================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2015 - April 30, 2016

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   8
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  11
          U.S. Large Cap Equity Portfolio...............................  14
          U.S. Large Cap Value Portfolio................................  17
          U.S. Targeted Value Portfolio.................................  18
          U.S. Small Cap Value Portfolio................................  21
          U.S. Core Equity 1 Portfolio..................................  24
          U.S. Core Equity 2 Portfolio..................................  27
          U.S. Vector Equity Portfolio..................................  30
          U.S. Small Cap Portfolio......................................  33
          U.S. Micro Cap Portfolio......................................  36
          DFA Real Estate Securities Portfolio..........................  39
          Large Cap International Portfolio.............................  41
          International Core Equity Portfolio...........................  45
          International Small Company Portfolio.........................  50
          Japanese Small Company Portfolio..............................  51
          Asia Pacific Small Company Portfolio..........................  51
          United Kingdom Small Company Portfolio........................  52
          Continental Small Company Portfolio...........................  52
          DFA International Real Estate Securities Portfolio............  53
          DFA Global Real Estate Securities Portfolio...................  56
          DFA International Small Cap Value Portfolio...................  59
          International Vector Equity Portfolio.........................  63
          World ex U.S. Value Portfolio.................................  67
          World ex U.S. Targeted Value Portfolio........................  68
          World ex U.S. Core Equity Portfolio...........................  73
          World Core Equity Portfolio...................................  79
          Selectively Hedged Global Equity Portfolio....................  80
          Emerging Markets Portfolio....................................  81
          Emerging Markets Small Cap Portfolio..........................  81
          Emerging Markets Value Portfolio..............................  81
          Emerging Markets Core Equity Portfolio........................  82
      Statements of Assets and Liabilities..............................  86
      Statements of Operations..........................................  93
      Statements of Changes in Net Assets............................... 100
      Financial Highlights.............................................. 110
      Notes to Financial Statements..................................... 129

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 164
    Consolidated Disclosure of Portfolio Holdings........................ 165
    Consolidated Schedule of Investments................................. 166
    Consolidated Statement of Assets and Liabilities..................... 171
    Consolidated Statement of Operations................................. 172
    Consolidated Statements of Changes in Net Assets..................... 173
    Consolidated Financial Highlights.................................... 174
    Consolidated Notes to Financial Statements........................... 175
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 188
    Disclosure of Portfolio Holdings..................................... 190
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 191
        U.S. Large Company Portfolio..................................... 192
    Statements of Assets and Liabilities................................. 195
    Statements of Operations............................................. 196
    Statements of Changes in Net Assets.................................. 197
    Financial Highlights................................................. 198
    Notes to Financial Statements........................................ 200
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 209
    Disclosure of Portfolio Holdings..................................... 211
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 213
        The DFA International Value Series............................... 216
        The Japanese Small Company Series................................ 220
        The Asia Pacific Small Company Series............................ 223
        The United Kingdom Small Company Series.......................... 225
        The Continental Small Company Series............................. 228
        The Canadian Small Company Series................................ 232
        The Emerging Markets Series...................................... 235
        The Emerging Markets Small Cap Series............................ 239
    Statements of Assets and Liabilities................................. 243
    Statements of Operations............................................. 245
    Statements of Changes in Net Assets.................................. 247
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 255

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
            DIMENSIONAL EMERGING MARKETS VALUE FUND
               Disclosure of Fund Expenses..................... 268
               Disclosure of Portfolio Holdings................ 269
               Summary Schedule of Portfolio Holdings.......... 270
               Statement of Assets and Liabilities............. 274
               Statement of Operations......................... 275
               Statements of Changes in Net Assets............. 276
               Financial Highlights............................ 277
               Notes to Financial Statements................... 278
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 286
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 287

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.10    0.23%    $1.15
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  996.50    0.18%    $0.89
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.97    0.18%    $0.91

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  999.80    0.27%    $1.34
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.52    0.27%    $1.36

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,005.70    0.47%    $2.34
    Class R2 Shares................. $1,000.00 $1,005.10    0.62%    $3.09
    Institutional Class Shares...... $1,000.00 $1,006.00    0.37%    $1.85
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.53    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.78    0.62%    $3.12
    Institutional Class Shares...... $1,000.00 $1,023.02    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,006.20    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.28    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  998.10    0.19%    $0.94
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.92    0.19%    $0.96

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  995.50    0.22%    $1.09
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.77    0.22%    $1.11

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  994.40    0.32%    $1.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.27    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/15  04/30/16    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.30    0.37%    $1.84
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.02    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.40    0.52%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.60    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.97    0.18%    $0.91

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  976.30    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.47    0.28%    $1.41

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.20    0.38%    $1.89
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.97    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,029.70    0.53%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,006.10    0.54%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.18    0.54%    $2.72

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,091.90    0.55%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.13    0.55%    $2.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/15  04/30/16    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  950.00    0.59%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.93    0.59%    $2.97

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,040.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.54%    $2.72

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,076.10    0.28%    $1.45
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.47    0.28%    $1.41

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.40    0.24%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.67    0.24%    $1.21

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,013.90    0.68%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.48    0.68%    $3.42

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,005.80    0.49%    $2.44
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  984.20    0.53%    $2.61
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.53%    $2.66

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,032.50    0.73%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.23    0.73%    $3.67

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  999.40    0.47%    $2.34
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.53    0.47%    $2.36

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,000.30    0.35%    $1.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.12    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.50    0.34%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.17    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,017.00    0.57%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,045.90    0.73%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.23    0.73%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,041.20    0.82%    $4.16
 Institutional Class Shares................... $1,000.00 $1,042.30    0.57%    $2.89
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.79    0.82%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/15  04/30/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,024.50    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,021.83    0.61%    $3.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

****The Portfolio is invested into other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   9.4%
              Energy.......................................   6.3%
              Financials...................................  12.8%
              Health Care..................................  13.4%
              Industrials..................................  12.8%
              Information Technology.......................  19.2%
              Materials....................................   4.2%
              Telecommunication Services...................   3.3%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   3.5%
              Energy.......................................   8.2%
              Financials...................................  26.3%
              Health Care..................................   5.3%
              Industrials..................................  20.8%
              Information Technology.......................  13.5%
              Materials....................................   7.3%
              Telecommunication Services...................   1.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.1%
              Energy.......................................  10.2%
              Financials...................................  25.5%
              Health Care..................................   5.4%
              Industrials..................................  18.8%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.6%
              Financials...................................  14.6%
              Health Care..................................  11.7%
              Industrials..................................  13.6%
              Information Technology.......................  18.0%
              Materials....................................   4.6%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.5%
              Energy.......................................   8.1%
              Financials...................................  16.7%
              Health Care..................................  11.1%
              Industrials..................................  14.5%
              Information Technology.......................  16.9%
              Materials....................................   4.9%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   8.6%
              Financials...................................  24.0%
              Health Care..................................   8.1%
              Industrials..................................  16.1%
              Information Technology.......................  13.9%
              Materials....................................   5.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   3.9%
              Financials...................................  19.4%
              Health Care..................................   9.0%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   2.0%
              Financials...................................  20.2%
              Health Care..................................  10.6%
              Industrials..................................  21.6%
              Information Technology.......................  15.2%
              Materials....................................   5.4%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................  11.4%
              Energy.......................................   6.8%
              Financials...................................  21.9%
              Health Care..................................  10.1%
              Industrials..................................  13.2%
              Information Technology.......................   4.8%
              Materials....................................   9.2%
              Telecommunication Services...................   5.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.4%
              Financials...................................  19.4%
              Health Care..................................   6.2%
              Industrials..................................  17.8%
              Information Technology.......................   6.0%
              Materials....................................  12.4%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  72.4%
              Common Stocks................................  27.6%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   6.2%
              Financials...................................  20.5%
              Health Care..................................   1.6%
              Industrials..................................  24.6%
              Information Technology.......................   4.8%
              Materials....................................  20.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.5%
              Financials...................................  20.5%
              Health Care..................................   5.0%
              Industrials..................................  18.9%
              Information Technology.......................   6.5%
              Materials....................................  14.4%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.3%
              Energy.......................................   5.5%
              Financials...................................  22.3%
              Health Care..................................   1.9%
              Industrials..................................  20.6%
              Information Technology.......................   6.7%
              Materials....................................  21.3%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  21.2%
              Health Care..................................   5.2%
              Industrials..................................  16.6%
              Information Technology.......................   8.1%
              Materials....................................  12.1%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   9.1%
              Energy.......................................   6.0%
              Financials...................................  23.2%
              Health Care..................................   3.9%
              Industrials..................................  10.3%
              Information Technology.......................  16.3%
              Materials....................................  10.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   4.1%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (61.9%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
    1.500%, 01/16/18.............................   1,500 $ 1,505,997
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   3,250   3,274,635
Westpac Banking Corp.
    1.500%, 12/01/17.............................   2,500   2,510,735
                                                          -----------
TOTAL AUSTRALIA..................................           8,327,685
                                                          -----------

CANADA -- (4.0%)
Royal Bank of Canada
    1.250%, 06/16/17.............................   2,000   2,000,340
    1.500%, 01/16/18.............................   2,000   2,009,498
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,619
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   1,500   1,511,302
Other Securities.................................           1,591,045
                                                          -----------
TOTAL CANADA.....................................           8,133,804
                                                          -----------

DENMARK -- (0.8%)
Kommunekredit
    1.125%, 01/16/18.............................   1,500   1,503,489
                                                          -----------

FINLAND -- (1.5%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   3,000   3,001,581
                                                          -----------

FRANCE -- (2.4%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,802,664
Societe Generale SA
    2.750%, 10/12/17.............................   1,980   2,016,036
Other Securities.................................           1,001,310
                                                          -----------
TOTAL FRANCE.....................................           4,820,010
                                                          -----------

GERMANY -- (6.1%)
Erste Abwicklungsanstalt
    1.000%, 10/13/17.............................   1,800   1,796,427
    1.125%, 02/12/18.............................   2,000   1,997,302
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,013,450
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   3,003,855
Other Securities.................................             527,988
                                                          -----------
TOTAL GERMANY....................................          12,339,022
                                                          -----------

JAPAN -- (0.9%)
Other Securities.................................           1,899,154
                                                          -----------

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000 $5,006,150
Other Securities.................................          2,851,752
                                                          ----------
TOTAL NETHERLANDS................................          7,857,902
                                                          ----------

NEW ZEALAND -- (0.8%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................   1,600  1,604,237
                                                          ----------

NORWAY -- (2.9%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000  5,002,455
Other Securities.................................            748,986
                                                          ----------
TOTAL NORWAY.....................................          5,751,441
                                                          ----------

SPAIN -- (0.3%)
Other Securities.................................            587,937
                                                          ----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.0%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000  4,013,760
                                                          ----------

SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000  2,997,300
Other Securities.................................          1,004,467
                                                          ----------
TOTAL SWEDEN.....................................          4,001,767
                                                          ----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,400  1,400,167
Other Securities.................................            698,165
                                                          ----------
TOTAL SWITZERLAND................................          2,098,332
                                                          ----------

UNITED KINGDOM -- (2.0%)
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500  1,508,497
Other Securities.................................          2,521,047
                                                          ----------
TOTAL UNITED KINGDOM.............................          4,029,544
                                                          ----------

UNITED STATES -- (27.2%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................  $1,750  1,759,936
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200  1,203,425
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500  1,511,724
AT&T, Inc.
    2.400%, 03/15/17.............................   1,500  1,515,451

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.450%, 05/15/17.............................  $1,310 $  1,312,424
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492    1,535,365
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500    1,510,316
Caterpillar Financial Services Corp.
    1.500%, 02/23/18.............................   1,500    1,512,688
Chevron Corp.
    1.344%, 11/09/17.............................   3,200    3,215,370
eBay, Inc.
    1.350%, 07/15/17.............................   1,068    1,067,438
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000    1,061,846
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,125    1,124,754
International Business Machines Corp.
    1.250%, 02/08/18.............................   1,060    1,064,295
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,097    1,104,032
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715    1,725,082
Morgan Stanley
    5.450%, 01/09/17.............................   1,000    1,028,883
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800    1,800,862
NYSE Euronext
    2.000%, 10/05/17.............................   1,500    1,513,410
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100    1,137,937
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141    1,167,655
Stryker Corp.
    2.000%, 09/30/16.............................   1,453    1,459,913
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000    5,043,650
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500    1,581,705
Wells Fargo Bank NA
    1.650%, 01/22/18.............................   1,500    1,512,298
Other Securities.................................           16,278,670
                                                          ------------
TOTAL UNITED STATES..............................           54,749,129
                                                          ------------
TOTAL BONDS......................................          124,718,794
                                                          ------------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (38.1%)
U.S. Treasury Notes
    0.750%, 10/31/17.............................  28,000 $ 28,017,500
^^  0.875%, 11/15/17.............................  45,000   45,108,990
    2.250%, 11/30/17.............................   3,000    3,071,601
Other Securities.................................              502,149
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           76,700,240
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          201,419,034
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $201,037,091)............................          $201,419,034
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1     Level 2    Level 3    Total
                                    ----------- ------------ ------- ------------
Bonds
 Australia.........................          -- $  8,327,685   --    $  8,327,685
 Canada............................          --    8,133,804   --       8,133,804
 Denmark...........................          --    1,503,489   --       1,503,489
 Finland...........................          --    3,001,581   --       3,001,581
 France............................          --    4,820,010   --       4,820,010
 Germany...........................          --   12,339,022   --      12,339,022
 Japan.............................          --    1,899,154   --       1,899,154
 Netherlands.......................          --    7,857,902   --       7,857,902
 New Zealand.......................          --    1,604,237   --       1,604,237
 Norway............................          --    5,751,441   --       5,751,441
 Spain.............................          --      587,937   --         587,937
 Supranational Organization
   Obligations.....................          --    4,013,760   --       4,013,760
 Sweden............................          --    4,001,767   --       4,001,767
 Switzerland.......................          --    2,098,332   --       2,098,332
 United Kingdom....................          --    4,029,544   --       4,029,544
 United States.....................          --   54,749,129   --      54,749,129
U.S. Treasury Obligations..........          --   76,700,240   --      76,700,240
Futures Contracts**................ $18,023,161           --   --      18,023,161
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,023,161 $201,419,034   --    $219,442,195
                                    =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (15.1%)
 *   Amazon.com, Inc......................  15,447 $ 10,188,687            1.4%
     Comcast Corp. Class A................ 126,603    7,692,398            1.0%
     Home Depot, Inc. (The)...............  48,803    6,534,234            0.9%
     McDonald's Corp......................  34,541    4,369,091            0.6%
     Starbucks Corp.......................  55,525    3,122,171            0.4%
     Walt Disney Co. (The)................  66,252    6,841,182            0.9%
     Other Securities.....................           79,676,042           10.5%
                                                   ------------          ------
 Total Consumer Discretionary.............          118,423,805           15.7%
                                                   ------------          ------
 Consumer Staples -- (9.0%)
     Altria Group, Inc....................  70,557    4,424,629            0.6%
     Coca-Cola Co. (The).................. 139,102    6,231,770            0.8%
     CVS Health Corp......................  47,810    4,804,905            0.6%
     Mondelez International, Inc. Class A.  66,278    2,847,303            0.4%
     PepsiCo, Inc.........................  49,312    5,077,164            0.7%
     Philip Morris International, Inc.....  45,731    4,487,126            0.6%
     Procter & Gamble Co. (The)...........  82,566    6,615,188            0.9%
     Wal-Mart Stores, Inc.................  82,943    5,546,398            0.7%
     Other Securities.....................           30,908,541            4.1%
                                                   ------------          ------
 Total Consumer Staples...................           70,943,024            9.4%
                                                   ------------          ------
 Energy -- (6.0%)
     Chevron Corp.........................  55,723    5,693,776            0.8%
     Exxon Mobil Corp..................... 155,810   13,773,604            1.8%
     Schlumberger, Ltd....................  51,832    4,164,183            0.6%
     Other Securities.....................           23,547,075            3.0%
                                                   ------------          ------
 Total Energy.............................           47,178,638            6.2%
                                                   ------------          ------
 Financials -- (12.2%)
     American Express Co..................  43,590    2,852,094            0.4%
     Bank of America Corp................. 247,461    3,603,032            0.5%
 *   Berkshire Hathaway, Inc. Class B.....  55,365    8,054,500            1.1%
     Citigroup, Inc.......................  65,833    3,046,751            0.4%
     JPMorgan Chase & Co.................. 123,315    7,793,508            1.0%
     Wells Fargo & Co..................... 180,115    9,002,148            1.2%
     Other Securities.....................           61,804,899            8.1%
                                                   ------------          ------
 Total Financials.........................           96,156,932           12.7%
                                                   ------------          ------
 Health Care -- (12.8%)
     AbbVie, Inc..........................  54,530    3,326,330            0.4%
     Amgen, Inc...........................  26,545    4,202,074            0.6%
     Gilead Sciences, Inc.................  54,053    4,768,015            0.6%
     Johnson & Johnson....................  95,307   10,682,009            1.4%
     Merck & Co., Inc..................... 119,713    6,565,061            0.9%
     Pfizer, Inc.......................... 218,743    7,155,084            1.0%
     UnitedHealth Group, Inc..............  36,225    4,770,108            0.6%
     Other Securities.....................           59,228,026            7.8%
                                                   ------------          ------
 Total Health Care........................          100,696,707           13.3%
                                                   ------------          ------
 Industrials -- (12.3%)
     3M Co................................  22,746    3,807,225            0.5%
     Boeing Co. (The).....................  23,780    3,205,544            0.4%
     General Electric Co.................. 272,616    8,382,942            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    27,882 $  3,186,076            0.4%
      Union Pacific Corp.................................    36,430    3,177,789            0.4%
      United Parcel Service, Inc. Class B................    26,016    2,733,501            0.4%
      United Technologies Corp...........................    35,870    3,743,752            0.5%
      Other Securities...................................             68,197,008            9.1%
                                                                    ------------          ------
Total Industrials........................................             96,433,837           12.8%
                                                                    ------------          ------
Information Technology -- (18.4%)
*     Alphabet, Inc. Class A.............................     7,958    5,633,309            0.8%
*     Alphabet, Inc. Class C.............................     8,474    5,872,567            0.8%
      Apple, Inc.........................................   268,150   25,136,381            3.3%
      Cisco Systems, Inc.................................   176,939    4,864,053            0.6%
*     Facebook, Inc. Class A.............................    54,857    6,450,086            0.9%
      Intel Corp.........................................   237,043    7,177,662            1.0%
      International Business Machines Corp...............    34,461    5,029,238            0.7%
      MasterCard, Inc. Class A...........................    37,017    3,590,279            0.5%
      Microsoft Corp.....................................   256,995   12,816,341            1.7%
      Oracle Corp........................................   121,109    4,827,405            0.6%
#     Visa, Inc. Class A.................................    54,357    4,198,535            0.6%
      Other Securities...................................             59,170,932            7.7%
                                                                    ------------          ------
Total Information Technology.............................            144,766,788           19.2%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             31,626,818            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 59,618            0.0%
                                                                    ------------          ------
Telecommunication Services -- (3.1%)
      AT&T, Inc..........................................   277,504   10,772,705            1.4%
      Verizon Communications, Inc........................   198,982   10,136,143            1.3%
      Other Securities...................................              3,818,962            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................             24,727,810            3.3%
                                                                    ------------          ------
Utilities -- (2.7%)
      Other Securities...................................             21,564,607            2.8%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            752,578,584           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,330            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            752,585,914
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.455%. 4,721,127    4,721,127            0.6%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..................... 2,584,529   29,903,001            4.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $753,882,803)..................................             $787,210,042          104.2%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $118,423,805          --   --    $118,423,805
   Consumer Staples..............   70,943,024          --   --      70,943,024
   Energy........................   47,178,638          --   --      47,178,638
   Financials....................   96,156,932          --   --      96,156,932
   Health Care...................  100,696,707          --   --     100,696,707
   Industrials...................   96,433,837          --   --      96,433,837
   Information Technology........  144,766,788          --   --     144,766,788
   Materials.....................   31,626,818          --   --      31,626,818
   Real Estate Investment Trusts.       59,618          --   --          59,618
   Telecommunication Services....   24,727,810          --   --      24,727,810
   Utilities.....................   21,564,607          --   --      21,564,607
 Rights/Warrants.................           -- $     7,330   --           7,330
 Temporary Cash Investments......    4,721,127          --   --       4,721,127
 Securities Lending Collateral...           --  29,903,001   --      29,903,001
                                  ------------ -----------   --    ------------
 TOTAL........................... $757,299,711 $29,910,331   --    $787,210,042
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $16,424,431,750
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $12,160,340,183)............................ $16,424,431,750
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (11.1%)
#   PulteGroup, Inc........................ 3,243,691 $   59,651,478            0.8%
#*  Toll Brothers, Inc..................... 1,615,831     44,112,186            0.6%
#   Wendy's Co. (The)...................... 2,548,979     27,681,912            0.4%
    Other Securities.......................              834,046,405           10.7%
                                                      --------------          ------
Total Consumer Discretionary...............              965,491,981           12.5%
                                                      --------------          ------
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   354,037     40,746,118            0.5%
    Pinnacle Foods, Inc....................   721,573     30,731,794            0.4%
#*  Post Holdings, Inc.....................   755,073     54,244,444            0.7%
    Other Securities.......................              143,585,061            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              269,307,417            3.5%
                                                      --------------          ------
Energy -- (7.2%)
#   Helmerich & Payne, Inc.................   885,440     58,545,293            0.8%
*   Newfield Exploration Co................   809,365     29,339,481            0.4%
#   Patterson-UTI Energy, Inc.............. 1,467,463     28,982,394            0.4%
    Other Securities.......................              512,232,589            6.6%
                                                      --------------          ------
Total Energy...............................              629,099,757            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   787,105     28,005,196            0.4%
    American Financial Group, Inc..........   567,382     39,211,770            0.5%
    Assurant, Inc..........................   715,633     60,521,083            0.8%
    Assured Guaranty, Ltd.................. 1,174,815     30,392,464            0.4%
    Axis Capital Holdings, Ltd.............   720,075     38,358,395            0.5%
    Endurance Specialty Holdings, Ltd......   520,270     33,286,875            0.4%
#   Hanover Insurance Group, Inc. (The)....   293,477     25,168,588            0.3%
    Investors Bancorp, Inc................. 2,927,525     33,812,914            0.4%
    Old Republic International Corp........ 1,795,740     33,203,233            0.4%
#   PacWest Bancorp........................   759,885     30,380,202            0.4%
#   People's United Financial, Inc......... 2,975,454     46,119,537            0.6%
#   Prosperity Bancshares, Inc.............   504,558     26,625,526            0.4%
    Reinsurance Group of America, Inc......   491,494     46,800,059            0.6%
#   RenaissanceRe Holdings, Ltd............   350,778     38,904,788            0.5%
#   Umpqua Holdings Corp................... 1,961,372     31,048,519            0.4%
    Validus Holdings, Ltd..................   638,880     29,445,979            0.4%
#   WR Berkley Corp........................   546,312     30,593,472            0.4%
    Zions Bancorporation................... 1,832,160     50,421,043            0.7%
    Other Securities.......................            1,358,429,741           17.6%
                                                      --------------          ------
Total Financials...........................            2,010,729,384           26.1%
                                                      --------------          ------
Health Care -- (4.6%)
*   LifePoint Health, Inc..................   435,950     29,452,782            0.4%
    Other Securities.......................              371,945,194            4.8%
                                                      --------------          ------
Total Health Care..........................              401,397,976            5.2%
                                                      --------------          ------
Industrials -- (18.3%)
    ADT Corp. (The)........................ 1,312,983     55,119,026            0.7%
#*  AECOM.................................. 1,409,709     45,801,445            0.6%
#   AGCO Corp..............................   856,026     45,771,710            0.6%
    AMERCO.................................    78,430     27,607,360            0.4%
    Chicago Bridge & Iron Co. NV...........   654,400     26,339,600            0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
  Industrials -- (Continued)
  *    Jacobs Engineering Group, Inc.. 1,268,043 $   56,529,357            0.7%
  #*   Kirby Corp.....................   434,489     27,729,088            0.4%
       Owens Corning..................   744,538     34,300,866            0.4%
  #*   Quanta Services, Inc........... 1,241,879     29,457,370            0.4%
       Ryder System, Inc..............   400,103     27,575,099            0.4%
  #    Trinity Industries, Inc........ 1,554,911     30,336,314            0.4%
  #    Waste Connections, Inc.........   640,339     43,082,008            0.6%
       Other Securities...............            1,142,585,091           14.7%
                                                 --------------           -----
  Total Industrials...................            1,592,234,334           20.6%
                                                 --------------           -----
  Information Technology -- (11.8%)
  *    Arrow Electronics, Inc.........   803,639     49,905,982            0.7%
       Avnet, Inc..................... 1,231,625     50,644,420            0.7%
  *    First Solar, Inc...............   695,904     38,859,279            0.5%
       Ingram Micro, Inc. Class A..... 1,355,507     47,374,970            0.6%
       Other Securities...............              841,201,924           10.8%
                                                 --------------           -----
  Total Information Technology........            1,027,986,575           13.3%
                                                 --------------           -----
  Materials -- (6.4%)
       Airgas, Inc....................   324,745     46,256,678            0.6%
  #    Albemarle Corp.................   453,652     30,013,616            0.4%
       Reliance Steel & Aluminum Co...   690,878     51,104,246            0.7%
       Steel Dynamics, Inc............ 1,843,712     46,479,980            0.6%
       Other Securities...............              381,817,233            4.9%
                                                 --------------           -----
  Total Materials.....................              555,671,753            7.2%
                                                 --------------           -----
  Other -- (0.0%)
       Other Securities...............                       --            0.0%
                                                 --------------           -----
  Telecommunication Services -- (1.3%)
  #    Frontier Communications Corp... 9,001,366     50,047,595            0.7%
       Other Securities...............               67,191,335            0.8%
                                                 --------------           -----
  Total Telecommunication Services....              117,238,930            1.5%
                                                 --------------           -----
  Utilities -- (0.9%)
  #    UGI Corp.......................   668,383     26,895,732            0.4%
       Other Securities...............               47,284,546            0.6%
                                                 --------------           -----
  Total Utilities.....................               74,180,278            1.0%
                                                 --------------           -----
  TOTAL COMMON STOCKS.................            7,643,338,385           99.1%
                                                 --------------           -----

  RIGHTS/WARRANTS -- (0.0%)
       Other Securities...............                      927            0.0%
                                                 --------------           -----

                                         Face
                                        Amount
                                        ------         -               -
                                        (000)

  BONDS -- (0.0%)
  Health Care -- (0.0%)
       Other Securities...............                   34,382            0.0%
                                                 --------------           -----
  TOTAL INVESTMENT SECURITIES.........            7,643,373,694
                                                 --------------


U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 90,311,754 $   90,311,754            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund..................... 84,218,990    974,413,712           12.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,924,272,349)...................................            $8,708,099,160          112.9%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  965,491,981           --   --    $  965,491,981
  Consumer Staples............    269,307,417           --   --       269,307,417
  Energy......................    629,099,757           --   --       629,099,757
  Financials..................  2,010,729,384           --   --     2,010,729,384
  Health Care.................    401,397,976           --   --       401,397,976
  Industrials.................  1,592,234,334           --   --     1,592,234,334
  Information Technology......  1,027,986,575           --   --     1,027,986,575
  Materials...................    555,671,753           --   --       555,671,753
  Other.......................             --           --   --                --
  Telecommunication Services..    117,238,930           --   --       117,238,930
  Utilities...................     74,180,278           --   --        74,180,278
Rights/Warrants...............             -- $        927   --               927
Bonds
  Health Care.................             --       34,382   --            34,382
Temporary Cash Investments....     90,311,754           --   --        90,311,754
Securities Lending Collateral.             --  974,413,712   --       974,413,712
Futures Contracts**...........      2,420,645           --   --         2,420,645
                               -------------- ------------   --    --------------
TOTAL......................... $7,736,070,784 $974,449,021   --    $8,710,519,805
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.9%)
Consumer Discretionary -- (12.6%)
#   Aaron's, Inc............................ 1,997,415 $   52,352,247            0.4%
#   Group 1 Automotive, Inc.................   849,486     55,930,158            0.5%
#*  Helen of Troy, Ltd......................   725,897     72,248,528            0.6%
#   Wendy's Co. (The)....................... 5,573,089     60,523,746            0.5%
    Other Securities........................            1,552,932,296           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,793,986,975           14.4%
                                                       --------------          ------
Consumer Staples -- (3.5%)
#*  Darling Ingredients, Inc................ 3,696,918     53,568,342            0.4%
#   Fresh Del Monte Produce, Inc............ 1,819,097     78,694,136            0.6%
#*  Post Holdings, Inc...................... 1,084,458     77,907,463            0.6%
#*  Seaboard Corp...........................    18,550     55,705,650            0.5%
    Other Securities........................              232,929,424            1.9%
                                                       --------------          ------
Total Consumer Staples......................              498,805,015            4.0%
                                                       --------------          ------
Energy -- (8.8%)
#   Patterson-UTI Energy, Inc............... 5,206,407    102,826,538            0.8%
#   PBF Energy, Inc. Class A................ 1,699,824     54,700,336            0.4%
#*  PDC Energy, Inc......................... 1,594,850    100,140,631            0.8%
#   Rowan Cos. P.L.C. Class A............... 4,871,649     91,635,718            0.7%
#*  RSP Permian, Inc........................ 2,076,424     63,559,339            0.5%
    Other Securities........................              840,691,673            6.9%
                                                       --------------          ------
Total Energy................................            1,253,554,235           10.1%
                                                       --------------          ------
Financials -- (21.9%)
    Argo Group International Holdings, Ltd.. 1,097,999     60,357,005            0.5%
    Aspen Insurance Holdings, Ltd........... 2,052,573     95,136,759            0.8%
#   Associated Banc-Corp.................... 4,118,530     75,121,987            0.6%
#   CNO Financial Group, Inc................ 5,989,232    110,022,192            0.9%
    Endurance Specialty Holdings, Ltd....... 1,966,733    125,831,577            1.0%
#   First American Financial Corp........... 1,864,289     67,151,690            0.6%
#   Fulton Financial Corp................... 5,128,492     71,747,603            0.6%
#   Hanover Insurance Group, Inc. (The)..... 1,233,815    105,811,974            0.9%
#   Iberiabank Corp.........................   877,982     51,792,158            0.4%
#   Kemper Corp............................. 1,728,535     53,515,444            0.4%
#   MB Financial, Inc....................... 1,956,826     68,019,272            0.6%
#   Selective Insurance Group, Inc.......... 1,864,419     64,713,983            0.5%
#   Washington Federal, Inc................. 3,026,177     73,505,839            0.6%
#   Webster Financial Corp.................. 2,464,150     90,286,456            0.7%
#   Wintrust Financial Corp................. 1,612,369     83,875,435            0.7%
    Other Securities........................            1,929,627,233           15.3%
                                                       --------------          ------
Total Financials............................            3,126,516,607           25.1%
                                                       --------------          ------
Health Care -- (4.7%)
#*  Amsurg Corp.............................   844,604     68,396,032            0.5%
#*  LifePoint Health, Inc................... 1,329,027     89,789,064            0.7%
#*  Magellan Health, Inc....................   842,493     59,362,057            0.5%
#*  Prestige Brands Holdings, Inc........... 1,178,287     66,903,136            0.5%
    Other Securities........................              381,413,827            3.1%
                                                       --------------          ------
Total Health Care...........................              665,864,116            5.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.2%)
      AMERCO.............................................     324,342 $   114,168,384            0.9%
#     Covanta Holding Corp...............................   3,314,703      53,897,071            0.4%
#*    Esterline Technologies Corp........................   1,098,116      75,396,645            0.6%
#*    FTI Consulting, Inc................................   1,290,918      52,023,995            0.4%
#     GATX Corp..........................................   1,696,443      77,934,591            0.6%
#     Terex Corp.........................................   2,193,999      52,414,636            0.4%
      Other Securities...................................               1,879,731,201           15.2%
                                                                      ---------------          ------
Total Industrials........................................               2,305,566,523           18.5%
                                                                      ---------------          ------
Information Technology -- (12.1%)
#*    CACI International, Inc. Class A...................     858,360      82,531,314            0.7%
#     Convergys Corp.....................................   3,834,500     101,614,250            0.8%
*     Fairchild Semiconductor International, Inc.........   4,389,401      87,788,020            0.7%
#     MKS Instruments, Inc...............................   1,722,360      61,763,830            0.5%
*     Sanmina Corp.......................................   2,983,940      70,570,181            0.6%
#     SYNNEX Corp........................................   1,223,979     101,063,946            0.8%
#*    Tech Data Corp.....................................   1,052,415      72,290,386            0.6%
#     Vishay Intertechnology, Inc........................   5,014,564      60,977,098            0.5%
      Other Securities...................................               1,081,985,521            8.6%
                                                                      ---------------          ------
Total Information Technology.............................               1,720,584,546           13.8%
                                                                      ---------------          ------
Materials -- (5.3%)
#     Commercial Metals Co...............................   4,284,225      76,773,312            0.6%
      Domtar Corp........................................   1,761,459      68,062,776            0.6%
#*    Louisiana-Pacific Corp.............................   3,104,436      52,775,412            0.4%
#     Olin Corp..........................................   2,483,191      54,108,732            0.4%
      Other Securities...................................                 499,141,593            4.0%
                                                                      ---------------          ------
Total Materials..........................................                 750,861,825            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                 104,667,330            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  23,234,419            0.2%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,243,641,591           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         468            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              12,243,642,059
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
      State Street Institutional Liquid Reserves, 0.455%. 232,692,172     232,692,172            1.9%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 153,989,923   1,781,663,404           14.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,211,751,656)...............................               $14,257,997,635          114.4%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,793,986,975             --   --    $ 1,793,986,975
  Consumer Staples............     498,805,015             --   --        498,805,015
  Energy......................   1,253,554,235             --   --      1,253,554,235
  Financials..................   3,126,516,607             --   --      3,126,516,607
  Health Care.................     665,864,116             --   --        665,864,116
  Industrials.................   2,305,566,523             --   --      2,305,566,523
  Information Technology......   1,720,584,546             --   --      1,720,584,546
  Materials...................     750,861,825             --   --        750,861,825
  Other.......................              --             --   --                 --
  Telecommunication Services..     104,667,330             --   --        104,667,330
  Utilities...................      23,234,419             --   --         23,234,419
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              -- $          468   --                468
Temporary Cash Investments....     232,692,172             --   --        232,692,172
Securities Lending Collateral.              --  1,781,663,404   --      1,781,663,404
Futures Contracts**...........       7,853,405             --   --          7,853,405
                               --------------- --------------   --    ---------------
TOTAL......................... $12,484,187,168 $1,781,663,872   --    $14,265,851,040
                               =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   240,307 $  158,504,094            1.2%
    Comcast Corp. Class A............. 1,773,630    107,765,759            0.8%
    Home Depot, Inc. (The)............   756,178    101,244,672            0.7%
    Lowe's Cos., Inc..................   538,551     40,940,647            0.3%
    McDonald's Corp...................   530,776     67,137,856            0.5%
    Starbucks Corp....................   870,072     48,924,149            0.4%
    Walt Disney Co. (The).............   795,874     82,181,949            0.6%
    Other Securities..................            1,629,789,080           11.6%
                                                 --------------          ------
Total Consumer Discretionary..........            2,236,488,206           16.1%
                                                 --------------          ------
Consumer Staples -- (7.8%)
    Altria Group, Inc................. 1,091,456     68,445,206            0.5%
    Coca-Cola Co. (The)............... 2,038,454     91,322,739            0.7%
    CVS Health Corp...................   645,326     64,855,263            0.5%
    PepsiCo, Inc......................   803,748     82,753,894            0.6%
    Philip Morris International, Inc..   646,971     63,480,794            0.5%
    Procter & Gamble Co. (The)........ 1,072,417     85,922,050            0.6%
    Wal-Mart Stores, Inc.............. 1,111,725     74,341,051            0.5%
    Other Securities..................              653,778,733            4.6%
                                                 --------------          ------
Total Consumer Staples................            1,184,899,730            8.5%
                                                 --------------          ------
Energy -- (6.0%)
    Chevron Corp......................   901,839     92,149,909            0.7%
    Exxon Mobil Corp.................. 2,361,075    208,719,030            1.5%
    Schlumberger, Ltd.................   780,118     62,674,680            0.5%
    Other Securities..................              549,563,143            3.9%
                                                 --------------          ------
Total Energy..........................              913,106,762            6.6%
                                                 --------------          ------
Financials -- (13.1%)
    Bank of America Corp.............. 4,894,970     71,270,763            0.5%
*   Berkshire Hathaway, Inc. Class B..   771,527    112,241,748            0.8%
    Citigroup, Inc.................... 1,387,489     64,212,991            0.5%
    JPMorgan Chase & Co............... 1,895,254    119,780,053            0.9%
    Wells Fargo & Co.................. 2,490,425    124,471,441            0.9%
    Other Securities..................            1,512,248,536           10.8%
                                                 --------------          ------
Total Financials......................            2,004,225,532           14.4%
                                                 --------------          ------
Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     55,790,966            0.4%
    Amgen, Inc........................   294,780     46,663,674            0.3%
    Gilead Sciences, Inc..............   809,650     71,419,226            0.5%
    Johnson & Johnson................. 1,140,308    127,805,721            0.9%
    Merck & Co., Inc.................. 1,168,919     64,103,518            0.5%
    Pfizer, Inc....................... 2,719,755     88,963,186            0.7%
    UnitedHealth Group, Inc...........   463,186     60,992,332            0.5%
    Other Securities..................            1,099,732,934            7.8%
                                                 --------------          ------
Total Health Care.....................            1,615,471,557           11.6%
                                                 --------------          ------
Industrials -- (12.2%)
    3M Co.............................   353,746     59,210,005            0.4%
#   Boeing Co. (The)..................   368,258     49,641,178            0.4%
    General Electric Co............... 2,398,826     73,763,899            0.5%
    Honeywell International, Inc......   364,099     41,605,593            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (Continued)
    Union Pacific Corp....................   487,836 $    42,553,934            0.3%
    United Parcel Service, Inc. Class B...   403,892      42,436,932            0.3%
    United Technologies Corp..............   474,079      49,479,625            0.4%
    Other Securities......................             1,511,160,426           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,869,851,592           13.5%
                                                     ---------------          ------
Information Technology -- (16.2%)
    Accenture P.L.C. Class A..............   360,274      40,682,140            0.3%
*   Alphabet, Inc. Class A................    89,302      63,215,100            0.5%
*   Alphabet, Inc. Class C................    94,832      65,719,524            0.5%
    Apple, Inc............................ 3,423,733     320,940,731            2.3%
    Cisco Systems, Inc.................... 2,715,644      74,653,054            0.5%
*   Facebook, Inc. Class A................   668,990      78,659,844            0.6%
    Intel Corp............................ 3,474,801     105,216,974            0.8%
    International Business Machines Corp..   533,338      77,835,348            0.6%
    MasterCard, Inc. Class A..............   568,036      55,093,812            0.4%
    Microsoft Corp........................ 3,823,147     190,660,341            1.4%
    Oracle Corp........................... 1,433,762      57,149,753            0.4%
#   Visa, Inc. Class A....................   737,983      57,001,807            0.4%
    Other Securities......................             1,287,040,287            9.1%
                                                     ---------------          ------
Total Information Technology..............             2,473,868,715           17.8%
                                                     ---------------          ------
Materials -- (4.1%)
    Other Securities......................               630,003,819            4.5%
                                                     ---------------          ------
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 2,988,544            0.0%
                                                     ---------------          ------
Telecommunication Services -- (2.3%)
    AT&T, Inc............................. 3,704,290     143,800,538            1.0%
    Verizon Communications, Inc........... 2,493,148     127,000,959            0.9%
    Other Securities......................                82,117,892            0.6%
                                                     ---------------          ------
Total Telecommunication Services..........               352,919,389            2.5%
                                                     ---------------          ------
Utilities -- (3.1%)
    Other Securities......................               466,051,539            3.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,749,875,385           98.9%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   288,597            0.0%
                                                     ---------------          ------

                                             Face
                                            Amount
                                            ------         -                -
                                            (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       468            0.0%
                                                     ---------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $         1,684            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                       2,152            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              13,750,166,134
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 145,442,452     145,442,452            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund..................... 117,912,148   1,364,243,558            9.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,152,312,348)..................................             $15,259,852,144          109.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,236,434,663 $       53,543   --    $ 2,236,488,206
  Consumer Staples..............   1,184,899,730             --   --      1,184,899,730
  Energy........................     913,106,762             --   --        913,106,762
  Financials....................   2,004,225,532             --   --      2,004,225,532
  Health Care...................   1,615,471,557             --   --      1,615,471,557
  Industrials...................   1,869,851,592             --   --      1,869,851,592
  Information Technology........   2,473,868,715             --   --      2,473,868,715
  Materials.....................     630,003,819             --   --        630,003,819
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,988,544             --   --          2,988,544
  Telecommunication Services....     352,919,389             --   --        352,919,389
  Utilities.....................     466,051,539             --   --        466,051,539
Preferred Stocks
  Other.........................              --             --   --                 --
  Rights/Warrants...............              --        288,597   --            288,597
Bonds
  Financials....................              --            468   --                468
  Health Care...................              --          1,684   --              1,684
Temporary Cash Investments......     145,442,452             --   --        145,442,452
Securities Lending Collateral...              --  1,364,243,558   --      1,364,243,558
Futures Contracts**.............       3,531,760             --   --          3,531,760
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,898,796,054 $1,364,587,850   --    $15,263,383,904
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (13.4%)
*   Amazon.com, Inc......................    79,998 $   52,765,881            0.3%
    Comcast Corp. Class A................ 2,576,504    156,548,383            1.0%
    Ford Motor Co........................ 3,747,421     50,815,029            0.3%
    Time Warner Cable, Inc...............   205,377     43,562,515            0.3%
    Time Warner, Inc.....................   819,384     61,568,514            0.4%
    Walt Disney Co. (The)................   788,924     81,464,292            0.5%
    Other Securities.....................            1,898,115,394           12.1%
                                                    --------------          ------
Total Consumer Discretionary.............            2,344,840,008           14.9%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).................. 1,076,563     48,230,022            0.3%
    CVS Health Corp......................   926,557     93,118,979            0.6%
    Mondelez International, Inc. Class A. 1,251,565     53,767,232            0.3%
    PepsiCo, Inc.........................   441,915     45,499,568            0.3%
    Procter & Gamble Co. (The)........... 1,622,423    129,988,531            0.8%
    Wal-Mart Stores, Inc................. 1,521,016    101,710,340            0.7%
    Walgreens Boots Alliance, Inc........   544,530     43,170,338            0.3%
    Other Securities.....................              654,880,650            4.1%
                                                    --------------          ------
Total Consumer Staples...................            1,170,365,660            7.4%
                                                    --------------          ------
Energy -- (7.3%)
    Chevron Corp.........................   886,815     90,614,757            0.6%
    EOG Resources, Inc...................   483,369     39,935,947            0.3%
    Exxon Mobil Corp..................... 3,452,202    305,174,657            1.9%
    Schlumberger, Ltd.................... 1,176,167     94,493,257            0.6%
    Other Securities.....................              734,809,245            4.6%
                                                    --------------          ------
Total Energy.............................            1,265,027,863            8.0%
                                                    --------------          ------
Financials -- (14.9%)
    American Express Co..................   820,191     53,665,097            0.3%
    Bank of America Corp................. 4,318,089     62,871,376            0.4%
*   Berkshire Hathaway, Inc. Class B.....   385,401     56,068,137            0.4%
    Citigroup, Inc....................... 1,299,154     60,124,847            0.4%
    JPMorgan Chase & Co.................. 2,517,017    159,075,474            1.0%
*   Synchrony Financial.................. 1,327,569     40,583,784            0.3%
    U.S. Bancorp......................... 1,047,909     44,735,235            0.3%
    Wells Fargo & Co..................... 3,311,925    165,530,011            1.1%
    Other Securities.....................            1,960,949,825           12.3%
                                                    --------------          ------
Total Financials.........................            2,603,603,786           16.5%
                                                    --------------          ------
Health Care -- (9.9%)
*   Allergan P.L.C.......................   178,521     38,660,508            0.3%
    Amgen, Inc...........................   270,507     42,821,258            0.3%
*   Express Scripts Holding Co...........   551,540     40,665,044            0.3%
    Johnson & Johnson.................... 1,171,060    131,252,405            0.8%
    Medtronic P.L.C......................   592,143     46,868,118            0.3%
    Merck & Co., Inc..................... 1,166,009     63,943,934            0.4%
    Pfizer, Inc.......................... 3,930,794    128,576,272            0.8%
    UnitedHealth Group, Inc..............   576,403     75,900,747            0.5%
    Other Securities.....................            1,159,090,619            7.2%
                                                    --------------          ------
Total Health Care........................            1,727,778,905           10.9%
                                                    --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value+      of Net Assets**
                                     ------       ------      ---------------
  Industrials -- (13.0%)
  #   Caterpillar, Inc.............   543,284 $    42,224,032            0.3%
      FedEx Corp...................   251,048      41,450,535            0.3%
      General Electric Co.......... 3,748,360     115,262,070            0.7%
      Union Pacific Corp...........   692,103      60,372,145            0.4%
      United Technologies Corp.....   628,226      65,567,948            0.4%
      Other Securities.............             1,946,051,448           12.3%
                                              ---------------          ------
  Total Industrials................             2,270,928,178           14.4%
                                              ---------------          ------
  Information Technology -- (15.1%)
  *   Alphabet, Inc. Class A.......    81,193      57,474,901            0.4%
  *   Alphabet, Inc. Class C.......    86,171      59,717,365            0.4%
      Apple, Inc................... 3,294,240     308,802,058            2.0%
      Cisco Systems, Inc........... 3,743,259     102,902,190            0.7%
      Intel Corp................... 5,001,878     151,456,866            1.0%
      Microsoft Corp............... 3,539,615     176,520,600            1.1%
      Oracle Corp.................. 1,315,382      52,431,127            0.3%
      QUALCOMM, Inc................   929,225      46,944,447            0.3%
  #   Visa, Inc. Class A...........   547,188      42,264,801            0.3%
      Other Securities.............             1,638,714,164           10.2%
                                              ---------------          ------
  Total Information Technology.....             2,637,228,519           16.7%
                                              ---------------          ------
  Materials -- (4.4%)
      Dow Chemical Co. (The).......   878,752      46,231,143            0.3%
      Other Securities.............               715,783,970            4.5%
                                              ---------------          ------
  Total Materials..................               762,015,113            4.8%
                                              ---------------          ------
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities.............                 4,018,165            0.0%
                                              ---------------          ------
  Telecommunication Services -- (2.6%)
      AT&T, Inc.................... 5,603,692     217,535,323            1.4%
      Verizon Communications, Inc.. 2,410,985     122,815,576            0.8%
      Other Securities.............               113,512,339            0.7%
                                              ---------------          ------
  Total Telecommunication Services.               453,863,238            2.9%
                                              ---------------          ------
  Utilities -- (2.1%)
      Other Securities.............               373,926,450            2.4%
                                              ---------------          ------
  TOTAL COMMON STOCKS..............            15,613,595,885           98.9%
                                              ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............                   316,396            0.0%
                                              ---------------          ------

                                      Face
                                     Amount
                                     ------         -                -
                                     (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities.............                     1,092            0.0%
                                              ---------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $        15,560            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                      16,652            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              15,613,928,933
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 176,554,693     176,554,693            1.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 144,426,688   1,671,016,782           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,620,512,518)...............................               $17,461,500,408          110.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,344,722,913 $      117,095   --    $ 2,344,840,008
  Consumer Staples..............   1,170,365,660             --   --      1,170,365,660
  Energy........................   1,265,027,863             --   --      1,265,027,863
  Financials....................   2,603,603,786             --   --      2,603,603,786
  Health Care...................   1,727,778,905             --   --      1,727,778,905
  Industrials...................   2,270,928,178             --   --      2,270,928,178
  Information Technology........   2,637,228,519             --   --      2,637,228,519
  Materials.....................     762,015,113             --   --        762,015,113
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       4,018,165             --   --          4,018,165
  Telecommunication Services....     453,863,238             --   --        453,863,238
  Utilities.....................     373,926,450             --   --        373,926,450
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        316,396   --            316,396
Bonds
  Financials....................              --          1,092   --              1,092
  Health Care...................              --         15,560   --             15,560
Temporary Cash Investments......     176,554,693             --   --        176,554,693
Securities Lending Collateral...              --  1,671,016,782   --      1,671,016,782
Futures Contracts**.............       3,968,270             --   --          3,968,270
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,794,001,753 $1,671,466,925   --    $17,465,468,678
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.1%)
 Consumer Discretionary -- (12.8%)
     Comcast Corp. Class A..............   492,620 $ 29,931,591            0.8%
     General Motors Co..................   301,169    9,577,174            0.3%
     Kohl's Corp........................   151,862    6,727,487            0.2%
     Time Warner, Inc...................    94,912    7,131,688            0.2%
     Walt Disney Co. (The)..............   118,253   12,210,805            0.3%
     Other Securities...................            465,089,879           12.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            530,668,624           14.4%
                                                   ------------          ------
 Consumer Staples -- (4.4%)
     CVS Health Corp....................   102,304   10,281,552            0.3%
     JM Smucker Co. (The)...............    60,483    7,680,131            0.2%
     Procter & Gamble Co. (The).........   117,650    9,426,118            0.3%
     Tyson Foods, Inc. Class A..........   134,859    8,876,419            0.3%
     Wal-Mart Stores, Inc...............   157,202   10,512,098            0.3%
     Other Securities...................            135,316,627            3.5%
                                                   ------------          ------
 Total Consumer Staples.................            182,092,945            4.9%
                                                   ------------          ------
 Energy -- (7.6%)
     Chevron Corp.......................   234,198   23,930,352            0.7%
     ConocoPhillips.....................   160,246    7,658,156            0.2%
     Exxon Mobil Corp...................   602,772   53,285,045            1.5%
     Phillips 66........................    85,158    6,992,323            0.2%
     Schlumberger, Ltd..................   118,930    9,554,836            0.3%
     Tesoro Corp........................   117,828    9,389,713            0.3%
     Valero Energy Corp.................   125,201    7,370,583            0.2%
     Other Securities...................            196,919,494            5.1%
                                                   ------------          ------
 Total Energy...........................            315,100,502            8.5%
                                                   ------------          ------
 Financials -- (21.1%)
     American International Group, Inc..   128,798    7,189,504            0.2%
     Bank of America Corp............... 1,204,998   17,544,771            0.5%
     Chubb, Ltd.........................    58,676    6,915,553            0.2%
     Citigroup, Inc.....................   374,753   17,343,569            0.5%
     Fifth Third Bancorp................   403,189    7,382,391            0.2%
     Goldman Sachs Group, Inc. (The)....    49,450    8,115,239            0.2%
     JPMorgan Chase & Co................   536,613   33,913,942            0.9%
     Travelers Cos., Inc. (The).........    66,684    7,328,572            0.2%
     Wells Fargo & Co...................   700,957   35,033,831            1.0%
     Other Securities...................            738,232,916           19.9%
                                                   ------------          ------
 Total Financials.......................            879,000,288           23.8%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459    8,328,681            0.2%
     Anthem, Inc........................    51,610    7,265,140            0.2%
     Johnson & Johnson..................    96,154   10,776,940            0.3%
     Merck & Co., Inc...................   149,737    8,211,577            0.2%
     Pfizer, Inc........................   459,005   15,014,054            0.4%
     UnitedHealth Group, Inc............    73,435    9,669,921            0.3%
     Other Securities...................            237,035,013            6.4%
                                                   ------------          ------
 Total Health Care......................            296,301,326            8.0%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                      Shares       Value+     of Net Assets**
                                      ------       ------     ---------------
  Industrials -- (14.2%)
      ADT Corp. (The)...............   242,523 $   10,181,116            0.3%
      General Electric Co...........   493,793     15,184,135            0.4%
      Union Pacific Corp............    83,333      7,269,138            0.2%
  *   United Rentals, Inc...........   128,450      8,597,158            0.2%
      United Technologies Corp......    68,756      7,176,064            0.2%
      Other Securities..............              540,244,050           14.6%
                                               --------------          ------
  Total Industrials.................              588,651,661           15.9%
                                               --------------          ------
  Information Technology -- (12.2%)
      Apple, Inc....................   324,073     30,378,603            0.8%
      Cisco Systems, Inc............   438,509     12,054,612            0.3%
      Intel Corp....................   578,019     17,502,415            0.5%
      Microsoft Corp................   278,222     13,874,931            0.4%
  #   Visa, Inc. Class A............   116,012      8,960,767            0.3%
      Other Securities..............              425,310,985           11.5%
                                               --------------          ------
  Total Information Technology......              508,082,313           13.8%
                                               --------------          ------
  Materials -- (5.0%)
  #   Alcoa, Inc....................   604,988      6,757,716            0.2%
      Newmont Mining Corp...........   252,066      8,814,748            0.2%
      Nucor Corp....................   158,273      7,878,830            0.2%
      Reliance Steel & Aluminum Co..    95,563      7,068,795            0.2%
      Other Securities..............              177,487,180            4.8%
                                               --------------          ------
  Total Materials...................              208,007,269            5.6%
                                               --------------          ------
  Other -- (0.0%)
      Other Securities..............                       --            0.0%
                                               --------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities..............                  885,642            0.0%
                                               --------------          ------
  Telecommunication Services -- (2.4%)
      AT&T, Inc..................... 1,197,322     46,480,040            1.3%
      CenturyLink, Inc..............   378,513     11,714,977            0.3%
      Verizon Communications, Inc...   259,639     13,226,011            0.4%
      Other Securities..............               29,480,899            0.8%
                                               --------------          ------
  Total Telecommunication Services..              100,901,927            2.8%
                                               --------------          ------
  Utilities -- (1.3%)
      UGI Corp......................   221,969      8,932,033            0.3%
      Other Securities..............               43,876,721            1.1%
                                               --------------          ------
  Total Utilities...................               52,808,754            1.4%
                                               --------------          ------
  TOTAL COMMON STOCKS...............            3,662,501,251           99.1%
                                               --------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............                   61,999            0.0%
                                               --------------          ------

                                       Face
                                      Amount
                                      ------         -               -
                                      (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities..............                      240            0.0%
                                               --------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       22,832            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    23,072            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,662,586,322
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 38,305,931     38,305,931            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund..................... 39,313,122    454,852,818           12.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $3,314,303,726)..............................            $4,155,745,071          112.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  530,648,307 $     20,317   --    $  530,668,624
  Consumer Staples..............    182,092,945           --   --       182,092,945
  Energy........................    315,100,502           --   --       315,100,502
  Financials....................    879,000,288           --   --       879,000,288
  Health Care...................    296,301,326           --   --       296,301,326
  Industrials...................    588,651,661           --   --       588,651,661
  Information Technology........    508,082,313           --   --       508,082,313
  Materials.....................    208,007,269           --   --       208,007,269
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        885,642           --   --           885,642
  Telecommunication Services....    100,901,927           --   --       100,901,927
  Utilities.....................     52,808,754           --   --        52,808,754
Rights/Warrants.................             --       61,999   --            61,999
Bonds
  Financials....................             --          240   --               240
  Health Care...................             --       22,832   --            22,832
Temporary Cash Investments......     38,305,931           --   --        38,305,931
Securities Lending Collateral...             --  454,852,818   --       454,852,818
Futures Contracts**.............        912,702           --   --           912,702
                                 -------------- ------------   --    --------------
TOTAL........................... $3,701,699,567 $454,958,206   --    $4,156,657,773
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (14.7%)
#   Cracker Barrel Old Country Store, Inc..........   208,527 $   30,530,438            0.3%
#   CST Brands, Inc................................   734,964     27,759,590            0.2%
#*  Helen of Troy, Ltd.............................   283,241     28,190,977            0.2%
#   Pool Corp......................................   361,310     31,582,107            0.3%
#*  Tenneco, Inc...................................   514,186     27,406,114            0.2%
#   Texas Roadhouse, Inc...........................   670,715     27,311,515            0.2%
#   Thor Industries, Inc...........................   471,347     30,175,635            0.3%
#   Tupperware Brands Corp.........................   479,155     27,824,531            0.2%
#   Vail Resorts, Inc..............................   229,928     29,807,866            0.3%
#   Wendy's Co. (The).............................. 2,658,346     28,869,638            0.3%
    Other Securities...............................            1,789,137,516           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            2,078,595,927           17.5%
                                                              --------------          ------
Consumer Staples -- (3.5%)
#   Lancaster Colony Corp..........................   253,716     29,557,914            0.3%
#*  Post Holdings, Inc.............................   381,461     27,404,158            0.2%
    Other Securities...............................              443,204,667            3.7%
                                                              --------------          ------
Total Consumer Staples.............................              500,166,739            4.2%
                                                              --------------          ------
Energy -- (3.2%)
#   Patterson-UTI Energy, Inc...................... 1,368,035     27,018,691            0.2%
    Other Securities...............................              427,579,110            3.6%
                                                              --------------          ------
Total Energy.......................................              454,597,801            3.8%
                                                              --------------          ------
Financials -- (16.2%)
#   Bank of Hawaii Corp............................   414,146     28,331,728            0.2%
#   First Horizon National Corp.................... 1,943,918     27,370,365            0.2%
    FNB Corp....................................... 2,065,648     27,307,867            0.2%
    Hanover Insurance Group, Inc. (The)............   334,899     28,720,938            0.3%
#   Home BancShares, Inc...........................   671,250     28,857,037            0.3%
#   MarketAxess Holdings, Inc......................   284,264     34,896,249            0.3%
#   PrivateBancorp, Inc............................   716,638     29,819,307            0.3%
#   RLI Corp.......................................   430,322     26,757,422            0.2%
#   UMB Financial Corp.............................   476,901     26,587,231            0.2%
*   Western Alliance Bancorp.......................   785,132     28,720,129            0.3%
    Other Securities...............................            1,997,657,057           16.8%
                                                              --------------          ------
Total Financials...................................            2,285,025,330           19.3%
                                                              --------------          ------
Health Care -- (7.5%)
#   Cantel Medical Corp............................   397,773     26,646,813            0.2%
*   Charles River Laboratories International, Inc..   351,864     27,892,259            0.2%
*   LifePoint Health, Inc..........................   404,620     27,336,127            0.2%
#*  Prestige Brands Holdings, Inc..................   528,257     29,994,432            0.3%
    Other Securities...............................              946,889,051            8.0%
                                                              --------------          ------
Total Health Care..................................            1,058,758,682            8.9%
                                                              --------------          ------
Industrials -- (14.9%)
#   CLARCOR, Inc...................................   466,037     27,388,994            0.2%
#   Deluxe Corp....................................   463,334     29,088,109            0.3%
    EMCOR Group, Inc...............................   588,832     28,546,575            0.2%
#   Valmont Industries, Inc........................   222,670     31,258,415            0.3%
    Other Securities...............................            1,994,524,597           16.8%
                                                              --------------          ------
Total Industrials..................................            2,110,806,690           17.8%
                                                              --------------          ------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value+      of Net Assets**
                                          ------      ------      ---------------
  Information Technology -- (14.2%)
  #     Blackbaud, Inc................... 454,126 $    28,051,363            0.2%
  #*    Cimpress NV...................... 308,264      27,087,158            0.2%
  #*    EPAM Systems, Inc................ 409,203      29,843,175            0.3%
  #*    Euronet Worldwide, Inc........... 420,188      32,396,495            0.3%
  #     Fair Isaac Corp.................. 256,448      27,365,566            0.2%
  #     j2 Global, Inc................... 432,468      27,470,367            0.2%
  #*    ViaSat, Inc...................... 383,558      29,418,899            0.3%
        Other Securities.................           1,808,910,384           15.2%
                                                  ---------------          ------
  Total Information Technology...........           2,010,543,407           16.9%
                                                  ---------------          ------
  Materials -- (4.2%)
  #     PolyOne Corp..................... 793,039      28,533,543            0.2%
        Sensient Technologies Corp....... 431,359      29,008,893            0.3%
        Other Securities.................             540,244,334            4.5%
                                                  ---------------          ------
  Total Materials........................             597,786,770            5.0%
                                                  ---------------          ------
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
        Other Securities.................               2,935,761            0.0%
                                                  ---------------          ------
  Telecommunication Services -- (0.8%)
        Other Securities.................             116,626,424            1.0%
                                                  ---------------          ------
  Utilities -- (3.9%)
  #     Black Hills Corp................. 493,078      29,875,596            0.3%
  #     IDACORP, Inc..................... 394,859      28,718,095            0.3%
  #     New Jersey Resources Corp........ 789,721      28,177,245            0.2%
  #     NorthWestern Corp................ 471,107      26,777,722            0.2%
  #     ONE Gas, Inc..................... 480,605      28,100,974            0.2%
        Piedmont Natural Gas Co., Inc.... 492,406      29,445,879            0.3%
        Portland General Electric Co..... 690,542      27,428,328            0.2%
        Southwest Gas Corp............... 436,198      28,313,612            0.2%
  #     Spire, Inc....................... 428,728      27,421,443            0.2%
  #     WGL Holdings, Inc................ 427,325      29,011,094            0.3%
        Other Securities.................             264,617,172            2.2%
                                                  ---------------          ------
  Total Utilities........................             547,887,160            4.6%
                                                  ---------------          ------
  TOTAL COMMON STOCKS....................          11,763,730,691           99.0%
                                                  ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
        Other Securities.................                   5,257            0.0%
                                                  ---------------          ------

                                           Face
                                          Amount
                                          ------        -                -
                                          (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
        Other Securities.................                   2,027            0.0%
                                                  ---------------          ------
  Health Care -- (0.0%)
        Other Securities.................                  48,071            0.0%
                                                  ---------------          ------
  TOTAL BONDS............................                  50,098            0.0%
                                                  ---------------          ------
  TOTAL INVESTMENT SECURITIES............          11,763,786,046
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 147,100,614 $   147,100,614            1.2%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 194,586,049   2,251,360,585           19.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,292,426,878)...............................               $14,162,247,245          119.2%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
Consumer Discretionary.......... $ 2,078,586,323 $        9,604   --    $ 2,078,595,927
  Consumer Staples..............     500,166,739             --   --        500,166,739
  Energy........................     454,584,173         13,628   --        454,597,801
  Financials....................   2,285,025,330             --   --      2,285,025,330
  Health Care...................   1,058,758,682             --   --      1,058,758,682
  Industrials...................   2,110,806,690             --   --      2,110,806,690
  Information Technology........   2,010,543,407             --   --      2,010,543,407
  Materials.....................     597,786,770             --   --        597,786,770
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,935,761             --   --          2,935,761
  Telecommunication Services....     116,626,424             --   --        116,626,424
  Utilities.....................     547,887,160             --   --        547,887,160
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --          5,257   --              5,257
Bonds
  Financials....................              --          2,027   --              2,027
  Health Care...................              --         48,071   --             48,071
Temporary Cash Investments......     147,100,614             --   --        147,100,614
Securities Lending Collateral...              --  2,251,360,585   --      2,251,360,585
Futures Contracts**.............       5,063,656             --   --          5,063,656
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,915,871,729 $2,251,439,172   --    $14,167,310,901
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                              Shares     Value+    of Net Assets**
                                              ------     ------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (14.5%)
#*  BJ's Restaurants, Inc.................... 296,368 $ 13,218,013            0.3%
#   Children's Place, Inc. (The)............. 251,866   19,622,880            0.4%
#   Core-Mark Holding Co., Inc............... 213,399   17,426,162            0.4%
    Drew Industries, Inc..................... 254,564   16,503,384            0.3%
#*  Gentherm, Inc............................ 375,676   13,802,336            0.3%
#*  Helen of Troy, Ltd....................... 162,124   16,136,202            0.3%
#*  Krispy Kreme Doughnuts, Inc.............. 750,994   13,074,806            0.3%
    La-Z-Boy, Inc............................ 582,277   15,063,506            0.3%
#   Nexstar Broadcasting Group, Inc. Class A. 288,613   14,814,505            0.3%
#*  Popeyes Louisiana Kitchen, Inc........... 268,854   14,453,591            0.3%
#   Sonic Corp............................... 598,492   20,570,170            0.4%
    Other Securities.........................          651,364,989           13.1%
                                                      ------------           -----
Total Consumer Discretionary.................          826,050,544           16.7%
                                                      ------------           -----
Consumer Staples -- (3.2%)
#*  National Beverage Corp................... 396,141   18,515,630            0.4%
#*  USANA Health Sciences, Inc............... 129,318   15,316,424            0.3%
#   WD-40 Co................................. 167,039   17,088,090            0.4%
    Other Securities.........................          134,225,677            2.6%
                                                      ------------           -----
Total Consumer Staples.......................          185,145,821            3.7%
                                                      ------------           -----
Energy -- (1.7%)
    Other Securities.........................           95,681,499            1.9%
                                                      ------------           -----
Financials -- (17.4%)
#   BBCN Bancorp, Inc........................ 851,644   13,302,679            0.3%
#*  BofI Holding, Inc........................ 689,616   14,047,478            0.3%
#   Community Bank System, Inc............... 328,690   13,006,263            0.3%
#   FBL Financial Group, Inc. Class A........ 266,223   16,098,505            0.3%
    First Midwest Bancorp, Inc............... 726,841   13,432,022            0.3%
    Horace Mann Educators Corp............... 408,077   12,691,195            0.3%
    Other Securities.........................          905,952,591           18.2%
                                                      ------------           -----
Total Financials.............................          988,530,733           20.0%
                                                      ------------           -----
Health Care -- (9.1%)
#*  AMN Healthcare Services, Inc............. 494,764   17,569,070            0.4%
#*  Cambrex Corp............................. 360,586   17,394,669            0.4%
#   Cantel Medical Corp...................... 278,932   18,685,655            0.4%
#*  Cynosure, Inc. Class A................... 258,990   12,674,971            0.3%
#*  Emergent Biosolutions, Inc............... 415,388   16,000,746            0.3%
*   ICU Medical, Inc......................... 178,732   17,755,237            0.4%
    Other Securities.........................          419,736,478            8.3%
                                                      ------------           -----
Total Health Care............................          519,816,826           10.5%
                                                      ------------           -----
Industrials -- (18.6%)
#   AAON, Inc................................ 612,931   16,254,930            0.3%
#*  American Woodmark Corp................... 186,252   13,566,596            0.3%
#   Apogee Enterprises, Inc.................. 334,904   13,878,422            0.3%
    AZZ, Inc................................. 286,343   15,725,958            0.3%
#   EnPro Industries, Inc.................... 223,751   13,107,334            0.3%
#   Exponent, Inc............................ 288,685   14,388,060            0.3%
#   Forward Air Corp......................... 310,472   14,151,314            0.3%
    G&K Services, Inc. Class A............... 216,109   15,268,101            0.3%
#*  Hawaiian Holdings, Inc................... 590,692   24,850,412            0.5%
    Insperity, Inc........................... 269,097   14,200,249            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (Continued)
#   John Bean Technologies Corp..........   302,609 $   15,778,033            0.3%
    Mueller Water Products, Inc. Class A. 1,715,790     18,444,742            0.4%
#*  RBC Bearings, Inc....................   176,597     12,944,560            0.3%
#*  Trex Co., Inc........................   296,139     14,051,796            0.3%
    Other Securities.....................              840,205,398           16.9%
                                                    --------------           -----
Total Industrials........................            1,056,815,905           21.4%
                                                    --------------           -----
Information Technology -- (13.1%)
#   CSG Systems International, Inc.......   364,785     16,189,158            0.3%
*   ExlService Holdings, Inc.............   342,470     16,572,123            0.3%
    Methode Electronics, Inc.............   456,176     13,562,112            0.3%
    Other Securities.....................              699,131,328           14.2%
                                                    --------------           -----
Total Information Technology.............              745,454,721           15.1%
                                                    --------------           -----
Materials -- (4.7%)
#*  Headwaters, Inc......................   788,676     15,781,407            0.3%
    Kaiser Aluminum Corp.................   168,635     15,991,657            0.3%
    Other Securities.....................              234,009,565            4.8%
                                                    --------------           -----
Total Materials..........................              265,782,629            5.4%
                                                    --------------           -----
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.....   492,068     14,117,431            0.3%
    Other Securities.....................               72,664,631            1.5%
                                                    --------------           -----
Total Telecommunication Services.........               86,782,062            1.8%
                                                    --------------           -----
Utilities -- (2.2%)
#   American States Water Co.............   401,996     16,759,213            0.3%
#   California Water Service Group.......   496,702     13,872,887            0.3%
    Empire District Electric Co. (The)...   450,028     15,152,443            0.3%
#   MGE Energy, Inc......................   298,791     14,894,731            0.3%
    Other Securities.....................               63,380,754            1.3%
                                                    --------------           -----
Total Utilities..........................              124,060,028            2.5%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,894,120,768           99.0%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                    4,238            0.0%
                                                    --------------           -----

                                            Face
                                           Amount
                                           ------         -               -
                                           (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    8,610            0.0%
                                                    --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       69,457            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    78,067            0.0%
                                                                     --------------          ------

TOTAL INVESTMENT SECURITIES..............................             4,894,203,073
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,101,252     51,101,252            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund..................... 64,462,614    745,832,439           15.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,502,906,340)................................              $5,691,136,764          115.1%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  825,968,899 $     81,645   --    $  826,050,544
  Consumer Staples............    185,145,821           --   --       185,145,821
  Energy......................     95,631,209       50,290   --        95,681,499
  Financials..................    988,530,733           --   --       988,530,733
  Health Care.................    519,816,826           --   --       519,816,826
  Industrials.................  1,056,815,905           --   --     1,056,815,905
  Information Technology......    745,454,721           --   --       745,454,721
  Materials...................    265,782,629           --   --       265,782,629
  Other.......................             --           --   --                --
  Telecommunication Services..     86,782,062           --   --        86,782,062
  Utilities...................    124,060,028           --   --       124,060,028
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --        4,238   --             4,238
Bonds
  Financials..................             --        8,610   --             8,610
  Health Care.................             --       69,457   --            69,457
Temporary Cash Investments....     51,101,252           --   --        51,101,252
Securities Lending Collateral.             --  745,832,439   --       745,832,439
Futures Contracts**...........      2,178,128           --   --         2,178,128
                               -------------- ------------   --    --------------
TOTAL......................... $4,947,268,213 $746,046,679   --    $5,693,314,892
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (96.0%)
Real Estate Investment Trusts -- (96.0%)
    Alexandria Real Estate Equities, Inc..........   702,724 $ 65,318,196            0.9%
    American Campus Communities, Inc.............. 1,179,109   52,765,128            0.8%
    Apartment Investment & Management Co. Class A. 1,497,552   59,991,933            0.9%
    AvalonBay Communities, Inc.................... 1,310,424  231,669,859            3.3%
    Boston Properties, Inc........................ 1,490,533  192,070,082            2.8%
    Camden Property Trust.........................   829,122   66,935,019            1.0%
    CubeSmart..................................... 1,651,728   48,907,666            0.7%
    DCT Industrial Trust, Inc.....................   887,128   35,813,357            0.5%
    DDR Corp...................................... 2,946,522   51,564,135            0.7%
#   Digital Realty Trust, Inc..................... 1,401,049  123,264,291            1.8%
#   Douglas Emmett, Inc........................... 1,353,312   43,914,974            0.6%
    Duke Realty Corp.............................. 3,318,928   72,584,955            1.0%
#   EPR Properties................................   582,095   38,348,419            0.6%
#   Equinix, Inc..................................   275,588   91,040,496            1.3%
    Equity Lifestyle Properties, Inc..............   770,003   52,737,505            0.8%
    Equity Residential............................ 3,487,338  237,383,098            3.4%
    Essex Property Trust, Inc.....................   632,202  139,368,931            2.0%
    Extra Space Storage, Inc...................... 1,122,838   95,385,088            1.4%
    Federal Realty Investment Trust...............   664,638  101,078,147            1.5%
    General Growth Properties, Inc................ 5,481,482  153,645,940            2.2%
    HCP, Inc...................................... 4,457,515  150,797,732            2.2%
    Highwoods Properties, Inc.....................   912,626   42,647,013            0.6%
    Hospitality Properties Trust.................. 1,450,871   37,127,789            0.5%
    Host Hotels & Resorts, Inc.................... 7,483,191  118,384,082            1.7%
#   Iron Mountain, Inc............................ 1,864,868   68,123,628            1.0%
    Kilroy Realty Corp............................   880,276   57,050,688            0.8%
    Kimco Realty Corp............................. 3,956,919  111,268,562            1.6%
    Liberty Property Trust........................ 1,445,173   50,436,538            0.7%
    Macerich Co. (The)............................ 1,535,271  116,803,418            1.7%
    Mid-America Apartment Communities, Inc........   721,659   69,069,983            1.0%
    National Retail Properties, Inc............... 1,303,569   57,044,179            0.8%
    Omega Healthcare Investors, Inc............... 1,723,275   58,194,997            0.8%
    Prologis, Inc................................. 5,017,086  227,825,875            3.3%
    Public Storage................................ 1,418,576  347,281,591            5.0%
#   Realty Income Corp............................ 2,392,365  141,628,008            2.0%
    Regency Centers Corp..........................   901,482   66,439,223            1.0%
    Retail Properties of America, Inc. Class A.... 2,271,531   36,321,781            0.5%
    Senior Housing Properties Trust............... 2,266,752   39,849,500            0.6%
    Simon Property Group, Inc..................... 2,965,302  596,529,803            8.6%
    SL Green Realty Corp..........................   954,980  100,349,298            1.4%
    Sovran Self Storage, Inc......................   360,894   38,334,161            0.6%
#   Spirit Realty Capital, Inc.................... 4,225,788   48,300,757            0.7%
    Taubman Centers, Inc..........................   609,676   42,341,998            0.6%
    UDR, Inc...................................... 2,508,462   87,595,493            1.3%
#   Ventas, Inc................................... 3,187,881  198,031,168            2.9%
    VEREIT, Inc................................... 8,663,845   76,934,944            1.1%
    Vornado Realty Trust.......................... 1,650,859  158,036,732            2.3%
    Weingarten Realty Investors................... 1,153,006   42,568,981            0.6%
    Welltower, Inc................................ 3,387,943  235,191,003            3.4%
#   WP Carey, Inc.................................   949,550   58,008,009            0.8%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Real Estate Investment Trusts -- (Continued)
      Other Securities...................................            $1,436,224,029           20.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,868,528,182           98.9%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             6,868,528,182
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 73,285,966     73,285,966            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund..................... 18,537,272    214,476,243            3.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,034,398,446)................................              $7,156,290,391          103.0%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,868,528,182           --   --    $6,868,528,182
Temporary Cash Investments....     73,285,966           --   --        73,285,966
Securities Lending Collateral.             -- $214,476,243   --       214,476,243
Futures Contracts**...........      1,535,152           --   --         1,535,152
                               -------------- ------------   --    --------------
TOTAL......................... $6,943,349,300 $214,476,243   --    $7,157,825,543
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd..   631,042 $ 11,566,951            0.4%
    BHP Billiton, Ltd...........................   722,701   11,286,377            0.3%
#   Commonwealth Bank of Australia..............   377,833   21,093,287            0.6%
    National Australia Bank, Ltd................   525,578   10,782,772            0.3%
    Westpac Banking Corp........................   670,087   15,729,312            0.5%
    Other Securities............................            125,135,900            3.9%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            195,594,599            6.0%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................              5,055,466            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   147,197   18,260,358            0.5%
    Other Securities............................             23,728,619            0.8%
                                                           ------------            ----
TOTAL BELGIUM...................................             41,988,977            1.3%
                                                           ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................   246,120   15,284,666            0.5%
    Toronto-Dominion Bank (The).................   270,619   12,045,964            0.4%
    Other Securities............................            249,852,134            7.6%
                                                           ------------            ----
TOTAL CANADA....................................            277,182,764            8.5%
                                                           ------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   411,533   22,977,678            0.7%
    Other Securities............................             40,248,208            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             63,225,886            1.9%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities............................             31,948,259            1.0%
                                                           ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA..............................   204,500   10,830,103            0.3%
#   L'Oreal SA..................................    55,745   10,125,839            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........    66,560   11,089,663            0.3%
#   Sanofi......................................   222,328   18,325,735            0.6%
    Total SA....................................   451,039   22,795,871            0.7%
    Other Securities............................            206,892,457            6.4%
                                                           ------------            ----
TOTAL FRANCE....................................            280,059,668            8.6%
                                                           ------------            ----

GERMANY -- (6.9%)
    Allianz SE..................................    70,352   11,968,835            0.4%
    BASF SE.....................................   233,002   19,276,442            0.6%
    Bayer AG....................................   162,181   18,742,750            0.6%
    Daimler AG..................................   270,445   18,843,699            0.6%
    Deutsche Telekom AG.........................   692,240   12,151,185            0.4%
    E.ON SE..................................... 1,021,940   10,591,561            0.3%
    SAP SE......................................   170,191   13,353,358            0.4%
    Siemens AG..................................   137,308   14,369,039            0.4%
    Other Securities............................            125,795,063            3.8%
                                                           ------------            ----
TOTAL GERMANY...................................            245,091,932            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,743,800 $ 16,385,385            0.5%
    Other Securities...................................             76,074,801            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             92,460,186            2.8%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             18,096,151            0.5%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   179,025    9,747,911            0.3%
    Other Securities...................................              9,040,041            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,787,952            0.6%
                                                                  ------------           -----

ITALY -- (1.7%)
    Other Securities...................................             60,848,359            1.9%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Japan Tobacco, Inc.................................   268,100   10,954,008            0.3%
    KDDI Corp..........................................   427,700   12,320,212            0.4%
    SoftBank Group Corp................................   235,560   12,666,178            0.4%
    Toyota Motor Corp..................................   453,200   22,972,574            0.7%
    Toyota Motor Corp. Sponsored ADR...................    96,721    9,836,526            0.3%
    Other Securities...................................            627,425,841           19.2%
                                                                  ------------           -----
TOTAL JAPAN............................................            696,175,339           21.3%
                                                                  ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV........................................   256,547   11,175,010            0.3%
    Other Securities...................................             81,534,652            2.5%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             92,709,662            2.8%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              4,153,310            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             22,463,384            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.2%)
    Other Securities...................................              4,874,526            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................             38,501,682            1.2%
                                                                  ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA................................. 2,309,901   11,730,414            0.4%
    Other Securities...................................             81,343,723            2.4%
                                                                  ------------           -----

TOTAL SPAIN............................................             93,074,137            2.8%
                                                                  ------------           -----

SWEDEN -- (2.6%)
    Other Securities...................................             90,298,974            2.8%
                                                                  ------------           -----

SWITZERLAND -- (7.5%)
    Nestle SA..........................................   692,983   51,724,008            1.6%
    Novartis AG........................................   388,810   29,589,299            0.9%
    Roche Holding AG...................................   166,430   42,108,317            1.3%
    Other Securities...................................            141,054,585            4.3%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            264,476,209            8.1%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                       ------      -------     ---------------
UNITED KINGDOM -- (16.5%)
    BP P.L.C. Sponsored ADR.........................    769,178 $   25,828,980            0.8%
    British American Tobacco P.L.C..................    322,533     19,665,513            0.6%
    BT Group P.L.C..................................  2,107,623     13,661,757            0.4%
    Diageo P.L.C. Sponsored ADR.....................     97,095     10,518,301            0.3%
    GlaxoSmithKline P.L.C...........................    566,003     12,096,881            0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR............    315,368     13,532,441            0.4%
    HSBC Holdings P.L.C.............................  1,758,504     11,653,386            0.4%
    HSBC Holdings P.L.C. Sponsored ADR..............    462,508     15,415,391            0.5%
    Imperial Brands P.L.C...........................    194,041     10,550,632            0.3%
    Reckitt Benckiser Group P.L.C...................    141,876     13,821,410            0.4%
    Royal Dutch Shell P.L.C. Class A................    433,207     11,347,078            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    318,521     16,846,578            0.5%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    281,511     15,018,612            0.5%
    SABMiller P.L.C.................................    167,523     10,260,118            0.3%
    Unilever P.L.C. Sponsored ADR...................    219,410      9,842,733            0.3%
    Vodafone Group P.L.C............................  3,596,570     11,587,564            0.4%
    Other Securities................................               360,917,491           11.0%
                                                                --------------          ------
TOTAL UNITED KINGDOM................................               582,564,866           17.8%
                                                                --------------          ------
TOTAL COMMON STOCKS.................................             3,219,632,288           98.5%
                                                                --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities................................                14,557,698            0.4%
                                                                --------------          ------
TOTAL PREFERRED STOCKS..............................                14,557,698            0.4%
                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................             3,234,189,986
                                                                --------------

                                                                   Value+
                                                         -         ------             -
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund................. 26,011,167    300,949,208            9.2%
                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,233,264,010)...........................              $3,535,139,194          108.1%
                                                                ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,611,562 $  190,983,037   --    $  195,594,599
  Austria.....................           --      5,055,466   --         5,055,466
  Belgium.....................    4,452,138     37,536,839   --        41,988,977
  Canada......................  277,154,864         27,900   --       277,182,764
  Denmark.....................    5,174,020     58,051,866   --        63,225,886
  Finland.....................    1,667,362     30,280,897   --        31,948,259
  France......................   12,412,322    267,647,346   --       280,059,668
  Germany.....................   16,655,694    228,436,238   --       245,091,932
  Hong Kong...................      505,213     91,954,973   --        92,460,186
  Ireland.....................    3,457,831     14,638,320   --        18,096,151
  Israel......................   10,538,091      8,249,861   --        18,787,952
  Italy.......................    3,959,676     56,888,683   --        60,848,359
  Japan.......................   33,923,086    662,252,253   --       696,175,339
  Netherlands.................   16,303,795     76,405,867   --        92,709,662
  New Zealand.................           --      4,153,310   --         4,153,310
  Norway......................      831,015     21,632,369   --        22,463,384
  Portugal....................           --      4,874,526   --         4,874,526
  Singapore...................           --     38,501,682   --        38,501,682
  Spain.......................   13,228,979     79,845,158   --        93,074,137
  Sweden......................           --     90,298,974   --        90,298,974
  Switzerland.................   16,720,969    247,755,240   --       264,476,209
  United Kingdom..............  176,419,694    406,145,172   --       582,564,866
Preferred Stocks
  Germany.....................           --     14,557,698   --        14,557,698
Securities Lending Collateral.           --    300,949,208   --       300,949,208
Futures Contracts**...........      742,253             --   --           742,253
                               ------------ --------------   --    --------------
TOTAL......................... $598,758,564 $2,937,122,883   --    $3,535,881,447
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 1,813,928 $   33,249,160            0.2%
    BHP Billiton, Ltd........................... 2,349,520     36,692,310            0.3%
#   Commonwealth Bank of Australia..............   536,081     29,927,799            0.2%
    National Australia Bank, Ltd................ 1,764,921     36,209,165            0.2%
#   Westpac Banking Corp........................ 1,801,605     42,290,042            0.3%
    Woodside Petroleum, Ltd..................... 1,409,032     30,167,370            0.2%
    Other Securities............................              777,100,404            4.9%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              985,636,250            6.3%
                                                           --------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................               85,289,644            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   393,517     48,817,308            0.3%
    Other Securities............................              205,432,796            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              254,250,104            1.6%
                                                           --------------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The).................   680,144     30,275,000            0.2%
    Other Securities............................            1,308,225,125            8.3%
                                                           --------------            ----
TOTAL CANADA....................................            1,338,500,125            8.5%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,238,895            0.0%
                                                           --------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   600,030     33,502,286            0.2%
    Novo Nordisk A.S. Sponsored ADR.............   595,283     33,210,839            0.2%
    Other Securities............................              250,303,376            1.6%
                                                           --------------            ----
TOTAL DENMARK...................................              317,016,501            2.0%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,572,202     30,095,200            0.2%
    Other Securities............................              245,026,404            1.5%
                                                           --------------            ----
TOTAL FINLAND...................................              275,121,604            1.7%
                                                           --------------            ----

FRANCE -- (6.5%)
    Cie de Saint-Gobain.........................   768,958     35,235,603            0.2%
    Cie Generale des Etablissements Michelin....   314,958     32,897,376            0.2%
    Engie SA.................................... 2,052,295     33,849,406            0.2%
    Orange SA................................... 2,005,464     33,318,621            0.2%
    Total SA.................................... 1,874,712     94,749,439            0.6%
#   Total SA Sponsored ADR......................   583,465     29,610,867            0.2%
    Other Securities............................              850,700,041            5.4%
                                                           --------------            ----
TOTAL FRANCE....................................            1,110,361,353            7.0%
                                                           --------------            ----

GERMANY -- (6.4%)
    BASF SE.....................................   707,050     58,494,812            0.4%
    Bayerische Motoren Werke AG.................   446,398     41,297,866            0.3%
    Daimler AG.................................. 1,081,794     75,375,771            0.5%
    Deutsche Telekom AG......................... 2,550,534     44,770,615            0.3%
    E.ON SE..................................... 3,520,643     36,488,545            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GERMANY-- (Continued)
    Fresenius SE & Co. KGaA............................   594,150 $   43,324,348            0.3%
    Other Securities...................................              789,864,791            4.9%
                                                                  --------------           -----
TOTAL GERMANY..........................................            1,089,616,748            6.9%
                                                                  --------------           -----

GREECE -- (0.0%)
    Other Securities...................................                       --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.5%)
    AIA Group, Ltd..................................... 6,136,600     36,646,459            0.3%
    Other Securities...................................              398,343,893            2.5%
                                                                  --------------           -----
TOTAL HONG KONG........................................              434,990,352            2.8%
                                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................               85,277,265            0.5%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   570,084     31,041,074            0.2%
    Other Securities...................................               69,792,323            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................              100,833,397            0.6%
                                                                  --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA......................... 2,428,511     37,130,940            0.3%
    Eni SpA............................................ 2,230,601     36,441,177            0.2%
    Other Securities...................................              370,488,474            2.3%
                                                                  --------------           -----
TOTAL ITALY............................................              444,060,591            2.8%
                                                                  --------------           -----

JAPAN -- (20.2%)
    Honda Motor Co., Ltd............................... 1,287,400     34,741,479            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 6,194,700     28,587,377            0.2%
    NTT DOCOMO, Inc.................................... 1,305,900     31,320,677            0.2%
    Toyota Motor Corp.................................. 1,311,386     66,473,767            0.4%
    Toyota Motor Corp. Sponsored ADR...................   384,641     39,117,990            0.3%
    Other Securities...................................            3,262,495,314           20.7%
                                                                  --------------           -----
TOTAL JAPAN............................................            3,462,736,604           22.0%
                                                                  --------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................              410,793,325            2.6%
                                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................               68,471,162            0.4%
                                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................              136,579,444            0.9%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               46,979,738            0.3%
                                                                  --------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................              184,354,316            1.2%
                                                                  --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA................................. 6,424,415     32,625,227            0.2%
    Iberdrola SA....................................... 6,047,752     43,052,370            0.3%
    Other Securities...................................              314,019,289            2.0%
                                                                  --------------           -----
TOTAL SPAIN............................................              389,696,886            2.5%
                                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
SWEDEN -- (2.8%)
    Other Securities................................            $   477,834,950            3.0%
                                                                ---------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd........................................  1,450,592      30,709,417            0.2%
    Nestle SA.......................................  2,417,067     180,409,034            1.2%
    Novartis AG Sponsored ADR.......................    794,013      60,321,168            0.4%
    Roche Holding AG................................    153,905      38,939,377            0.3%
    Swiss Re AG.....................................    383,737      34,105,983            0.2%
    Syngenta AG.....................................     92,858      37,251,372            0.3%
    Other Securities................................                702,644,913            4.3%
                                                                ---------------           -----
TOTAL SWITZERLAND...................................              1,084,381,264            6.9%
                                                                ---------------           -----

UNITED KINGDOM -- (15.6%)
    Aviva P.L.C.....................................  5,302,684      33,595,114            0.2%
    BP P.L.C. Sponsored ADR.........................  2,497,898      83,879,423            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............  1,913,051      63,761,990            0.4%
    Lloyds Banking Group P.L.C...................... 47,561,951      46,682,559            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..................    929,561      31,289,023            0.2%
#   Royal Dutch Shell P.L.C. Class A................  1,302,276      34,110,775            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,228,120      64,955,244            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,354,884      72,283,061            0.5%
    SSE P.L.C.......................................  1,436,654      31,740,802            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............  1,397,631      45,758,430            0.3%
    Other Securities................................              2,164,994,430           13.8%
                                                                ---------------           -----
TOTAL UNITED KINGDOM................................              2,673,050,851           17.0%
                                                                ---------------           -----
TOTAL COMMON STOCKS.................................             15,457,071,369           98.0%
                                                                ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                 58,019,805            0.4%
                                                                ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      7,555            0.0%
                                                                ---------------           -----
TOTAL PREFERRED STOCKS..............................                 58,027,360            0.4%
                                                                ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                         50            0.0%
                                                                ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

FRANCE -- (0.0%)
    Other Securities................................                      3,064            0.0%
                                                                ---------------           -----

GERMANY -- (0.0%)
    Other Securities................................                      7,014            0.0%
                                                                ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                     15,696            0.0%
                                                                ---------------           -----

NORWAY -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                    126,514            0.0%
                                                                ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $        74,933            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     227,271            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,515,326,000
                                                    ---------------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 139,982,243   1,619,594,557           10.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $16,776,905,112)................             $17,134,920,557          108.7%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                       ----------------------------------------------------
                          Level 1        Level 2     Level 3     Total
                       -------------- -------------- ------- --------------
     Common Stocks
       Australia...... $   33,220,552 $  952,415,698   --    $  985,636,250
       Austria........         52,899     85,236,745   --        85,289,644
       Belgium........     21,018,646    233,231,458   --       254,250,104
       Canada.........  1,338,316,757        183,368   --     1,338,500,125
       China..........             --      1,238,895   --         1,238,895
       Denmark........     33,275,296    283,741,205   --       317,016,501
       Finland........      7,000,930    268,120,674   --       275,121,604
       France.........     73,074,470  1,037,286,883   --     1,110,361,353
       Germany........     68,946,254  1,020,670,494   --     1,089,616,748
       Greece.........             --             --   --                --
       Hong Kong......      1,688,746    433,301,606   --       434,990,352
       Ireland........     14,960,007     70,317,258   --        85,277,265
       Israel.........     34,270,859     66,562,538   --       100,833,397
       Italy..........     11,660,996    432,399,595   --       444,060,591
       Japan..........    105,480,092  3,357,256,512   --     3,462,736,604
       Netherlands....     53,802,336    356,990,989   --       410,793,325
       New Zealand....        143,672     68,327,490   --        68,471,162
       Norway.........     13,270,904    123,308,540   --       136,579,444
       Portugal.......        256,103     46,723,635   --        46,979,738
       Singapore......             --    184,354,316   --       184,354,316
       Spain..........     25,956,274    363,740,612   --       389,696,886
       Sweden.........      4,494,345    473,340,605   --       477,834,950
       Switzerland....    103,322,153    981,059,111   --     1,084,381,264
       United Kingdom.    607,654,068  2,065,396,783   --     2,673,050,851
     Preferred Stocks
       Germany........             --     58,019,805   --        58,019,805
       United Kingdom.             --          7,555   --             7,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Rights/Warrants
  Australia...................             --              50   --                 50
  Austria.....................             --              --   --                 --
  France......................             --           3,064   --              3,064
  Germany.....................             --           7,014   --              7,014
  Hong Kong...................             --          15,696   --             15,696
  Norway......................             --              --   --                 --
  Singapore...................             --         126,514   --            126,514
  Sweden......................             --          74,933   --             74,933
Securities Lending Collateral.             --   1,619,594,557   --      1,619,594,557
Futures Contracts**...........      1,194,215              --   --          1,194,215
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,553,060,574 $14,583,054,198   --    $17,136,114,772
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,705,934,034
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,188,913,143
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,744,103,035
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,154,035,558
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    742,464,736
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,717,704,490)...............................  9,535,450,506
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,717,704,490)............................... $9,535,450,506
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,535,450,506   --      --    $9,535,450,506
 Futures Contracts**.............      3,477,895   --      --         3,477,895
                                  --------------   --      --    --------------
 TOTAL........................... $9,538,928,401   --      --    $9,538,928,401
                                  ==============   ==      ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $426,614,587
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $396,037,684)............................... $426,614,587
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $229,006,722
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,963,879)............................... $229,006,722
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $30,493,383
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,712,197).................................. $30,493,383
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $311,842,891
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $270,992,367)............................... $311,842,891
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (19.5%)
    Dexus Property Group..................  9,591,650 $ 61,158,014            1.5%
    Goodman Group......................... 17,302,709   90,144,699            2.2%
    GPT Group (The)....................... 17,423,461   66,357,261            1.7%
    Scentre Group......................... 48,606,788  172,530,731            4.3%
    Stockland............................. 23,295,853   77,050,891            1.9%
    Vicinity Centres...................... 32,841,525   82,550,045            2.1%
    Westfield Corp........................ 19,343,832  147,740,520            3.7%
    Other Securities......................             103,103,628            2.6%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             800,635,789           20.0%
                                                      ------------           -----

BELGIUM -- (1.7%)
    Cofinimmo SA..........................    209,642   26,059,763            0.6%
    Other Securities......................              42,129,167            1.1%
                                                      ------------           -----
TOTAL BELGIUM.............................              68,188,930            1.7%
                                                      ------------           -----

CANADA -- (5.1%)
    H&R REIT..............................  1,411,332   24,656,414            0.6%
    RioCan REIT...........................  1,638,027   35,614,391            0.9%
    Other Securities......................             147,363,295            3.7%
                                                      ------------           -----
TOTAL CANADA..............................             207,634,100            5.2%
                                                      ------------           -----

CHINA -- (0.2%)
    Other Securities......................               8,700,270            0.2%
                                                      ------------           -----

FRANCE -- (5.3%)
#   Fonciere Des Regions..................    313,125   29,623,460            0.7%
    Gecina SA.............................    321,929   46,521,806            1.2%
    ICADE.................................    380,277   29,917,717            0.8%
#   Klepierre.............................  2,012,004   94,629,509            2.4%
    Other Securities......................              18,771,071            0.4%
                                                      ------------           -----
TOTAL FRANCE..............................             219,463,563            5.5%
                                                      ------------           -----

GERMANY -- (0.5%)
    Other Securities......................              22,166,073            0.6%
                                                      ------------           -----

GREECE -- (0.0%)
    Other Securities......................                 831,369            0.0%
                                                      ------------           -----

HONG KONG -- (4.3%)
    Link REIT (The)....................... 22,642,305  137,222,468            3.4%
    Other Securities......................              38,731,386            1.0%
                                                      ------------           -----
TOTAL HONG KONG...........................             175,953,854            4.4%
                                                      ------------           -----

ITALY -- (0.3%)
    Other Securities......................              13,153,104            0.3%
                                                      ------------           -----

JAPAN -- (21.2%)
    Advance Residence Investment Corp.....     12,713   34,240,938            0.9%
#   Daiwa Office Investment Corp..........      3,479   22,354,340            0.6%
    Frontier Real Estate Investment Corp..      4,979   24,974,344            0.6%
#   GLP J-Reit............................     18,118   22,008,053            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Japan Hotel REIT Investment Corp......     35,628 $ 32,138,711            0.8%
#   Japan Logistics Fund, Inc.............      9,191   20,405,287            0.5%
    Japan Prime Realty Investment Corp....      8,086   35,642,117            0.9%
    Japan Real Estate Investment Corp.....     12,715   79,176,464            2.0%
    Japan Retail Fund Investment Corp.....     24,541   60,293,968            1.5%
#   Kenedix Office Investment Corp........      4,726   27,671,033            0.7%
#   Mori Hills REIT Investment Corp.......     16,198   24,306,428            0.6%
    Mori Trust Sogo Reit, Inc.............     12,289   24,132,903            0.6%
#   Nippon Building Fund, Inc.............     13,713   86,871,906            2.2%
    Nomura Real Estate Master Fund, Inc...     29,746   46,663,998            1.2%
    Orix JREIT, Inc.......................     22,757   37,904,035            0.9%
#   United Urban Investment Corp..........     26,406   45,576,876            1.1%
    Other Securities......................             246,943,715            6.1%
                                                      ------------           -----
TOTAL JAPAN...............................             871,305,116           21.7%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              23,245,493            0.6%
                                                      ------------           -----

MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V.. 21,560,405   51,217,186            1.3%
    Other Securities......................              24,744,969            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              75,962,155            1.9%
                                                      ------------           -----

NETHERLANDS -- (7.6%)
    Unibail-Rodamco SE....................    941,798  252,444,451            6.3%
    Wereldhave NV.........................    467,416   24,092,441            0.6%
    Other Securities......................              33,833,747            0.8%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             310,370,639            7.7%
                                                      ------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................              31,496,919            0.8%
                                                      ------------           -----

SINGAPORE -- (6.9%)
    Ascendas REIT......................... 21,886,800   39,945,294            1.0%
    CapitaLand Commercial Trust, Ltd...... 26,622,700   28,244,490            0.7%
    CapitaLand Mall Trust................. 24,659,100   37,855,427            0.9%
    Suntec REIT........................... 23,856,700   29,807,225            0.7%
    Other Securities......................             149,242,119            3.8%
                                                      ------------           -----
TOTAL SINGAPORE...........................             285,094,555            7.1%
                                                      ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd........... 24,304,567   43,010,768            1.1%
    Redefine Properties, Ltd.............. 42,429,793   36,624,975            0.9%
    Resilient REIT, Ltd...................  2,560,526   24,463,554            0.6%
    Other Securities......................              57,634,902            1.4%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             161,734,199            4.0%
                                                      ------------           -----

SPAIN -- (0.8%)
    Merlin Properties Socimi SA...........  2,779,202   32,348,965            0.8%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              12,279,290            0.3%
                                                      ------------           -----

TURKEY -- (0.8%)
    Other Securities......................              31,221,027            0.8%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (14.6%)
       British Land Co. P.L.C. (The)...  9,998,511 $  105,199,181            2.6%
       Derwent London P.L.C............  1,063,081     51,093,980            1.3%
       Great Portland Estates P.L.C....  3,477,045     38,554,224            1.0%
       Hammerson P.L.C.................  8,252,744     70,626,299            1.8%
       Intu Properties P.L.C...........  9,711,955     43,248,974            1.1%
       Land Securities Group P.L.C.....  8,069,924    133,665,386            3.3%
       Segro P.L.C.....................  7,525,583     45,980,310            1.1%
       Shaftesbury P.L.C...............  2,688,177     35,756,746            0.9%
       Other Securities................                76,574,198            1.9%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               600,699,298           15.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,952,484,708           98.6%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,952,484,708
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@   DFA Short Term Investment Fund.. 13,007,981    150,502,338            3.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,638,218,291)..............              $4,102,987,046          102.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
Common Stocks
  Australia...................           -- $  800,635,789    --    $  800,635,789
  Belgium.....................           --     68,188,930    --        68,188,930
  Canada...................... $207,634,100             --    --       207,634,100
  China.......................           --      8,700,270    --         8,700,270
  France......................           --    219,463,563    --       219,463,563
  Germany.....................           --     22,166,073    --        22,166,073
  Greece......................           --        831,369    --           831,369
  Hong Kong...................           --    175,953,854    --       175,953,854
  Italy.......................           --     13,153,104    --        13,153,104
  Japan.......................           --    871,305,116    --       871,305,116
  Malaysia....................           --     23,245,493    --        23,245,493
  Mexico......................   75,962,155             --    --        75,962,155
  Netherlands.................           --    310,370,639    --       310,370,639
  New Zealand.................           --     31,496,919    --        31,496,919
  Singapore...................           --    285,094,555    --       285,094,555
  South Africa................           --    161,734,199    --       161,734,199
  Spain.......................           --     32,348,965    --        32,348,965
  Taiwan......................           --     12,279,290    --        12,279,290
  Turkey......................           --     31,221,027    --        31,221,027
  United Kingdom..............           --    600,699,298    --       600,699,298
Securities Lending Collateral.           --    150,502,338    --       150,502,338
Futures Contracts**...........      658,924             --    --           658,924
Forward Currency Contracts**..           --            (31)   --               (31)
                               ------------ --------------    --    --------------
TOTAL......................... $284,255,179 $3,819,390,760    --    $4,103,645,939
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
COMMON STOCKS -- (27.4%)
AUSTRALIA -- (0.1%)
    Other Securities..............................         $ 5,136,936            0.1%
                                                           -----------            ----

BELGIUM -- (0.0%)
    Other Securities..............................              51,749            0.0%
                                                           -----------            ----

CANADA -- (0.0%)
    Other Securities..............................             594,613            0.0%
                                                           -----------            ----

HONG KONG -- (0.0%)
    Other Securities..............................             778,767            0.0%
                                                           -----------            ----

JAPAN -- (0.0%)
    Other Securities..............................             734,860            0.0%
                                                           -----------            ----

MEXICO -- (0.0%)
    Other Securities..............................              75,865            0.0%
                                                           -----------            ----

NETHERLANDS -- (0.1%)
    Other Securities..............................           2,313,715            0.1%
                                                           -----------            ----

SOUTH AFRICA -- (0.0%)
    Other Securities..............................             176,274            0.0%
                                                           -----------            ----

TAIWAN -- (0.0%)
    Other Securities..............................              12,151            0.0%
                                                           -----------            ----

TURKEY -- (0.0%)
    Other Securities..............................              35,993            0.0%
                                                           -----------            ----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................              12,509            0.0%
                                                           -----------            ----

UNITED STATES -- (27.2%)
    Alexandria Real Estate Equities, Inc.......... 127,935  11,891,558            0.3%
    American Campus Communities, Inc.............. 225,772  10,103,297            0.2%
    Apartment Investment & Management Co. Class A. 273,038  10,937,902            0.2%
    AvalonBay Communities, Inc.................... 222,272  39,295,467            0.9%
    Boston Properties, Inc........................ 242,586  31,259,632            0.7%
    Camden Property Trust......................... 151,525  12,232,613            0.3%
#   CubeSmart..................................... 306,376   9,071,793            0.2%
    DDR Corp...................................... 517,304   9,052,820            0.2%
    Digital Realty Trust, Inc..................... 245,968  21,640,265            0.5%
    Douglas Emmett, Inc........................... 268,352   8,708,022            0.2%
    Duke Realty Corp.............................. 603,002  13,187,654            0.3%
#   EPR Properties................................ 114,007   7,510,781            0.2%
    Equinix, Inc..................................  22,541   7,446,419            0.2%
    Equity Lifestyle Properties, Inc.............. 140,089   9,594,696            0.2%
    Equity Residential............................ 588,940  40,089,146            0.9%
    Essex Property Trust, Inc..................... 114,045  25,141,220            0.6%
    Extra Space Storage, Inc...................... 197,505  16,778,050            0.4%
    Federal Realty Investment Trust............... 116,621  17,735,722            0.4%
    General Growth Properties, Inc................ 905,899  25,392,349            0.6%
    HCP, Inc...................................... 811,698  27,459,743            0.6%
    Healthcare Trust of America, Inc. Class A..... 299,242   8,645,101            0.2%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
UNITED STATES -- (Continued)
#     Highwoods Properties, Inc.................................     180,655 $    8,442,008            0.2%
#     Host Hotels & Resorts, Inc................................   1,311,617     20,749,781            0.5%
#     Iron Mountain, Inc........................................     395,199     14,436,619            0.3%
      Kilroy Realty Corp........................................     160,900     10,427,929            0.2%
      Kimco Realty Corp.........................................     721,340     20,284,081            0.5%
      Liberty Property Trust....................................     285,282      9,956,342            0.2%
      Macerich Co. (The)........................................     226,137     17,204,503            0.4%
      Mid-America Apartment Communities, Inc....................     131,527     12,588,449            0.3%
      National Retail Properties, Inc...........................     245,970     10,763,647            0.2%
      Omega Healthcare Investors, Inc...........................     328,019     11,077,202            0.2%
      Prologis, Inc.............................................     861,707     39,130,115            0.9%
      Public Storage............................................     240,944     58,985,501            1.3%
      Realty Income Corp........................................     436,847     25,861,342            0.6%
      Regency Centers Corp......................................     170,217     12,544,993            0.3%
      Senior Housing Properties Trust...........................     448,993      7,893,297            0.2%
      Simon Property Group, Inc.................................     540,094    108,650,710            2.4%
      SL Green Realty Corp......................................     174,499     18,336,355            0.4%
      Sovran Self Storage, Inc..................................      73,571      7,814,712            0.2%
      Spirit Realty Capital, Inc................................     898,408     10,268,803            0.2%
      Taubman Centers, Inc......................................     114,953      7,983,486            0.2%
      UDR, Inc..................................................     446,056     15,576,276            0.3%
      Ventas, Inc...............................................     548,212     34,054,929            0.8%
      VEREIT, Inc...............................................   1,577,576     14,008,875            0.3%
      Vornado Realty Trust......................................     268,043     25,659,756            0.6%
      Weingarten Realty Investors...............................     215,370      7,951,460            0.2%
      Welltower, Inc............................................     603,375     41,886,293            0.9%
      WP Carey, Inc.............................................     176,193     10,763,630            0.2%
      Other Securities..........................................                275,121,037            6.0%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              1,221,596,381           27.3%
                                                                             --------------          ------
TOTAL COMMON STOCKS.............................................              1,231,519,813           27.5%
                                                                             --------------          ------

AFFILIATED INVESTMENT COMPANIES -- (71.8%)
UNITED STATES -- (71.8%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 287,730,253  1,602,657,507           35.8%
      DFA Real Estate Securities Portfolio DFA Investment
       Dimensions Group Inc.....................................  48,028,299  1,632,481,897           36.5%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,466,659,217
                                                                             --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund............................   3,139,358     36,322,371            0.8%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)...................................
  (Cost $3,701,762,863).......................................               $4,502,981,588          100.6%
                                                                             ==============          ======

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  Australia.....................             -- $ 5,136,936   --    $    5,136,936
  Belgium.......................             --      51,749   --            51,749
  Canada........................ $      594,613          --   --           594,613
  Hong Kong.....................             --     778,767   --           778,767
  Japan.........................             --     734,860   --           734,860
  Mexico........................         75,865          --   --            75,865
  Netherlands...................             --   2,313,715   --         2,313,715
  South Africa..................             --     176,274   --           176,274
  Taiwan........................             --      12,151   --            12,151
  Turkey........................             --      35,993   --            35,993
  United Kingdom................             --      12,509   --            12,509
  United States.................  1,221,596,381          --   --     1,221,596,381
Affiliated Investment Companies
  United States.................  3,235,139,404          --   --     3,235,139,404
Securities Lending Collateral...             --  36,322,371   --        36,322,371
                                 -------------- -----------   --    --------------
TOTAL........................... $4,457,406,263 $45,575,325   --    $4,502,981,588
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (90.4%)
   AUSTRALIA -- (6.6%)
       BlueScope Steel, Ltd........ 13,979,123 $   68,250,911            0.5%
       Treasury Wine Estates, Ltd..  5,703,502     40,159,778            0.3%
       Other Securities............               812,284,584            6.4%
                                               --------------            ----
   TOTAL AUSTRALIA.................               920,695,273            7.2%
                                               --------------            ----

   AUSTRIA -- (1.0%)
       Wienerberger AG.............  2,705,234     53,432,915            0.4%
       Other Securities............                85,832,556            0.7%
                                               --------------            ----
   TOTAL AUSTRIA...................               139,265,471            1.1%
                                               --------------            ----

   BELGIUM -- (1.2%)
       Other Securities............               173,769,800            1.3%
                                               --------------            ----

   CANADA -- (7.9%)
   *   New Gold, Inc...............  8,344,810     39,239,961            0.3%
   #   Precision Drilling Corp.....  9,215,142     47,812,684            0.4%
       RONA, Inc...................  2,992,633     56,957,102            0.5%
       Other Securities............               959,467,405            7.4%
                                               --------------            ----
   TOTAL CANADA....................             1,103,477,152            8.6%
                                               --------------            ----

   CHINA -- (0.0%)
       Other Securities............                 1,860,319            0.0%
                                               --------------            ----

   DENMARK -- (1.5%)
       Sydbank A.S.................  1,319,462     37,320,928            0.3%
       Other Securities............               170,611,641            1.3%
                                               --------------            ----
   TOTAL DENMARK...................               207,932,569            1.6%
                                               --------------            ----

   FINLAND -- (2.5%)
   #   Huhtamaki Oyj...............  1,164,372     45,800,624            0.4%
   #   Kesko Oyj Class B...........  1,468,229     58,726,912            0.5%
       Neste Oyj...................  1,254,581     40,202,465            0.3%
       Other Securities............               197,561,569            1.5%
                                               --------------            ----
   TOTAL FINLAND...................               342,291,570            2.7%
                                               --------------            ----

   FRANCE -- (4.3%)
       Arkema SA...................  1,008,246     80,474,640            0.6%
   *   Nexans SA...................    866,187     40,296,430            0.3%
       Rexel SA....................  3,309,555     50,181,373            0.4%
       Other Securities............               428,467,073            3.4%
                                               --------------            ----
   TOTAL FRANCE....................               599,419,516            4.7%
                                               --------------            ----

   GERMANY -- (6.6%)
       Aareal Bank AG..............  1,784,257     63,519,777            0.5%
       Aurubis AG..................  1,319,350     71,701,614            0.6%
   #   Bilfinger SE................    854,798     37,314,001            0.3%
       DMG Mori AG.................  1,252,749     60,056,008            0.5%
       Lanxess AG..................  1,559,962     81,694,612            0.6%
       Osram Licht AG..............  1,020,295     53,278,697            0.4%
       Rheinmetall AG..............  1,098,284     86,047,463            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
GERMANY-- (Continued)
#   Salzgitter AG.........................   1,341,069 $   45,458,158            0.4%
    Other Securities......................                428,521,889            3.2%
                                                       --------------           -----
TOTAL GERMANY.............................                927,592,219            7.2%
                                                       --------------           -----

GREECE -- (0.0%)
    Other Securities......................                      1,967            0.0%
                                                       --------------           -----

HONG KONG -- (2.7%)
    Other Securities......................                379,871,260            2.9%
                                                       --------------           -----

IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,403,675     37,258,397            0.3%
    Other Securities......................                 17,794,896            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 55,053,293            0.4%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 81,041,593            0.6%
                                                       --------------           -----

ITALY -- (3.8%)
    Banca Popolare dell'Emilia Romagna SC.  13,881,994     81,398,005            0.6%
    Banca Popolare di Milano Scarl........ 138,471,503    105,380,530            0.8%
#   Italcementi SpA.......................   3,958,034     46,967,470            0.4%
    Unipol Gruppo Finanziario SpA.........  12,426,970     53,353,095            0.4%
    Other Securities......................                246,264,355            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                533,363,455            4.1%
                                                       --------------           -----

JAPAN -- (21.9%)
    Other Securities......................              3,062,570,517           23.8%
                                                       --------------           -----

NETHERLANDS -- (2.5%)
#   APERAM SA.............................   1,781,789     70,144,486            0.5%
#   SBM Offshore NV.......................   4,637,830     62,121,030            0.5%
    Other Securities......................                213,093,393            1.7%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                345,358,909            2.7%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 74,910,799            0.6%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                 90,946,238            0.7%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 38,743,109            0.3%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                188,858,413            1.5%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     645,432     51,796,874            0.4%
    Gamesa Corp. Tecnologica SA...........   3,555,091     70,205,768            0.6%
    Other Securities......................                234,347,197            1.8%
                                                       --------------           -----
TOTAL SPAIN...............................                356,349,839            2.8%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   2,623,293     40,795,656            0.3%
    Holmen AB Class B.....................   1,365,261     47,077,595            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                               Percentage
                                    Shares       Value++     of Net Assets**
                                    ------       -------     ---------------
    SWEDEN -- (Continued)
        Saab AB Class B..........  1,160,690 $    39,756,280            0.3%
        Other Securities.........                303,665,024            2.4%
                                             ---------------           -----
    TOTAL SWEDEN.................                431,294,555            3.4%
                                             ---------------           -----

    SWITZERLAND -- (4.2%)
        Baloise Holding AG.......    422,896      52,420,679            0.4%
        Helvetia Holding AG......    179,222      96,527,152            0.8%
        Other Securities.........                438,886,273            3.4%
                                             ---------------           -----
    TOTAL SWITZERLAND............                587,834,104            4.6%
                                             ---------------           -----

    UNITED KINGDOM -- (14.1%)
        Beazley P.L.C............ 13,185,017      62,843,812            0.5%
        Bellway P.L.C............  3,313,114     118,633,480            0.9%
        Bodycote P.L.C...........  5,105,659      44,570,730            0.4%
        Bovis Homes Group P.L.C..  3,964,970      50,603,237            0.4%
    #   Carillion P.L.C..........  9,049,319      38,949,681            0.3%
        Centamin P.L.C........... 20,804,556      36,790,691            0.3%
        DS Smith P.L.C...........  8,524,227      47,542,090            0.4%
        Greene King P.L.C........  6,891,783      82,480,955            0.6%
        Hiscox, Ltd..............  7,439,820      98,062,344            0.8%
        Home Retail Group P.L.C.. 17,574,564      43,867,693            0.3%
        Inchcape P.L.C...........  7,454,059      73,936,863            0.6%
        John Wood Group P.L.C....  5,984,911      54,750,403            0.4%
        Man Group P.L.C.......... 26,341,969      56,977,144            0.5%
        Persimmon P.L.C..........  2,092,699      60,868,415            0.5%
        Taylor Wimpey P.L.C...... 21,266,727      57,368,195            0.5%
        Other Securities.........              1,045,519,277            8.0%
                                             ---------------           -----
    TOTAL UNITED KINGDOM.........              1,973,765,010           15.4%
                                             ---------------           -----

    UNITED STATES -- (0.0%)
        Other Securities.........                     89,418            0.0%
                                             ---------------           -----
    TOTAL COMMON STOCKS..........             12,616,356,368           98.2%
                                             ---------------           -----

    PREFERRED STOCKS -- (0.1%)
    GERMANY -- (0.1%)
        Other Securities.........                  5,511,315            0.0%
                                             ---------------           -----
    TOTAL PREFERRED STOCKS.......                  5,511,315            0.0%
                                             ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    AUSTRIA -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----

    GERMANY -- (0.0%)
        Other Securities.........                     31,085            0.0%
                                             ---------------           -----

    HONG KONG -- (0.0%)
        Other Securities.........                     45,228            0.0%
                                             ---------------           -----

    NORWAY -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----
    SINGAPORE -- (0.0%)
        Other Securities.........                    472,996            0.0%
                                             ---------------           -----
    TOTAL RIGHTS/WARRANTS........                    549,309            0.0%
                                             ---------------           -----
    TOTAL INVESTMENT SECURITIES..             12,622,416,992
                                             ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 114,916,154 $ 1,329,579,905           10.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,925,033,172).............               $13,951,996,897          108.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                  Level 1         Level 2      Level 3      Total
                               -------------- ---------------  ------- ---------------
Common Stocks
  Australia...................             -- $   920,695,273    --    $   920,695,273
  Austria.....................             --     139,265,471    --        139,265,471
  Belgium.....................             --     173,769,800    --        173,769,800
  Canada...................... $1,102,859,801         617,351    --      1,103,477,152
  China.......................             --       1,860,319    --          1,860,319
  Denmark.....................             --     207,932,569    --        207,932,569
  Finland.....................             --     342,291,570    --        342,291,570
  France......................             --     599,419,516    --        599,419,516
  Germany.....................             --     927,592,219    --        927,592,219
  Greece......................             --           1,967    --              1,967
  Hong Kong...................      2,406,667     377,464,593    --        379,871,260
  Ireland.....................             --      55,053,293    --         55,053,293
  Israel......................             --      81,041,593    --         81,041,593
  Italy.......................             --     533,363,455    --        533,363,455
  Japan.......................     15,694,545   3,046,875,972    --      3,062,570,517
  Netherlands.................             --     345,358,909    --        345,358,909
  New Zealand.................             --      74,910,799    --         74,910,799
  Norway......................             --      90,946,238    --         90,946,238
  Portugal....................             --      38,743,109    --         38,743,109
  Singapore...................             --     188,858,413    --        188,858,413
  Spain.......................        181,646     356,168,193    --        356,349,839
  Sweden......................             --     431,294,555    --        431,294,555
  Switzerland.................        574,291     587,259,813    --        587,834,104
  United Kingdom..............             --   1,973,765,010    --      1,973,765,010
  United States...............         89,418              --    --             89,418
Preferred Stocks
  Germany.....................             --       5,511,315    --          5,511,315
Rights/Warrants
  Austria.....................             --              --    --                 --
  Germany.....................             --          31,085    --             31,085
  Hong Kong...................             --          45,228    --             45,228
  Norway......................             --              --    --                 --
  Singapore...................             --         472,996    --            472,996
Securities Lending Collateral.             --   1,329,579,905    --      1,329,579,905
Futures Contracts**...........      5,699,896              --    --          5,699,896
Forward Currency Contracts**..             --          (1,201)   --             (1,201)
                               -------------- ---------------    --    ---------------
TOTAL......................... $1,127,506,264 $12,830,189,328    --    $13,957,695,592
                               ============== ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $  3,927,369            0.2%
    BHP Billiton, Ltd........................... 314,531    4,912,011            0.3%
    Macquarie Group, Ltd........................  83,903    4,019,372            0.2%
    Woodside Petroleum, Ltd..................... 226,867    4,857,222            0.3%
    Other Securities............................           98,704,796            5.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          116,420,770            6.6%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           11,208,001            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  83,970    3,299,740            0.2%
    Anheuser-Busch InBev NV.....................  27,589    3,422,522            0.2%
    Delhaize Group..............................  43,074    4,526,415            0.3%
#   Umicore SA..................................  56,575    2,824,199            0.2%
    Other Securities............................           21,692,128            1.1%
                                                         ------------            ----
TOTAL BELGIUM...................................           35,765,004            2.0%
                                                         ------------            ----

CANADA -- (7.9%)
*   Kinross Gold Corp........................... 601,124    3,425,549            0.2%
    Suncor Energy, Inc.......................... 139,453    4,093,441            0.3%
    Other Securities............................          145,373,036            8.2%
                                                         ------------            ----
TOTAL CANADA....................................          152,892,026            8.7%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              360,059            0.0%
                                                         ------------            ----

DENMARK -- (1.8%)
    Novo Nordisk A.S. Class B...................  52,427    2,927,228            0.2%
    Other Securities............................           31,430,502            1.8%
                                                         ------------            ----
TOTAL DENMARK...................................           34,357,730            2.0%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 273,652    5,238,266            0.3%
    Other Securities............................           31,782,870            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           37,021,136            2.1%
                                                         ------------            ----

FRANCE -- (5.9%)
#   AXA SA...................................... 110,215    2,782,885            0.2%
    BNP Paribas SA..............................  73,561    3,895,712            0.2%
    Cie de Saint-Gobain......................... 110,562    5,066,231            0.3%
    Sanofi......................................  34,442    2,838,936            0.2%
#   Technip SA..................................  50,974    2,987,590            0.2%
    Total SA.................................... 240,139   12,136,816            0.7%
    Other Securities............................           84,649,422            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          114,357,592            6.5%
                                                         ------------            ----

GERMANY -- (5.5%)
    Allianz SE..................................  25,753    4,381,303            0.3%
    BASF SE.....................................  38,075    3,149,975            0.2%
    Bayerische Motoren Werke AG.................  33,040    3,056,648            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
 GERMANY -- (Continued)
     Daimler AG...........................  89,896 $  6,263,651            0.4%
     E.ON SE.............................. 393,681    4,080,177            0.2%
     Other Securities.....................           86,068,552            4.8%
                                                   ------------           -----
 TOTAL GERMANY............................          107,000,306            6.1%
                                                   ------------           -----

 HONG KONG -- (2.7%)
     Other Securities.....................           52,371,165            3.0%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities.....................           10,489,734            0.6%
                                                   ------------           -----

 ISRAEL -- (0.7%)
     Other Securities.....................           13,106,771            0.7%
                                                   ------------           -----

 ITALY -- (2.7%)
     Assicurazioni Generali SpA........... 290,493    4,441,519            0.3%
     Eni SpA.............................. 211,731    3,459,035            0.2%
     Other Securities.....................           43,555,555            2.4%
                                                   ------------           -----
 TOTAL ITALY..............................           51,456,109            2.9%
                                                   ------------           -----

 JAPAN -- (20.9%)
     Aeon Co., Ltd........................ 193,419    2,898,461            0.2%
     Honda Motor Co., Ltd................. 108,123    2,917,782            0.2%
     Mitsubishi UFJ Financial Group, Inc.. 817,300    3,771,686            0.2%
     Toyota Motor Corp. Sponsored ADR.....  36,827    3,745,306            0.2%
     Other Securities.....................          392,945,517           22.3%
                                                   ------------           -----
 TOTAL JAPAN..............................          406,278,752           23.1%
                                                   ------------           -----

 NETHERLANDS -- (2.7%)
     ING Groep NV......................... 227,723    2,790,385            0.2%
     Koninklijke DSM NV...................  71,745    4,403,461            0.3%
     Other Securities.....................           44,776,969            2.5%
                                                   ------------           -----
 TOTAL NETHERLANDS........................           51,970,815            3.0%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities.....................            9,520,443            0.5%
                                                   ------------           -----

 NORWAY -- (0.8%)
     Other Securities.....................           16,158,737            0.9%
                                                   ------------           -----

 PORTUGAL -- (0.3%)
     Other Securities.....................            5,648,473            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities.....................           21,756,485            1.2%
                                                   ------------           -----

 SPAIN -- (2.2%)
     Banco Santander SA................... 853,014    4,331,877            0.3%
     Other Securities.....................           38,003,601            2.1%
                                                   ------------           -----
 TOTAL SPAIN..............................           42,335,478            2.4%
                                                   ------------           -----

 SWEDEN -- (2.7%)
     Other Securities.....................           51,922,528            3.0%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
SWITZERLAND -- (6.2%)
    Baloise Holding AG..............................    24,834 $    3,078,334            0.2%
    Clariant AG.....................................   182,599      3,459,625            0.2%
    Flughafen Zuerich AG............................     3,315      3,045,379            0.2%
    Lonza Group AG..................................    20,074      3,348,107            0.2%
    Nestle SA.......................................   110,012      8,211,257            0.5%
    Novartis AG.....................................    52,784      4,016,979            0.2%
    Novartis AG Sponsored ADR.......................    73,269      5,566,246            0.3%
    Swiss Life Holding AG...........................    12,759      3,226,963            0.2%
    Swiss Re AG.....................................    45,227      4,019,710            0.2%
    Other Securities................................               83,165,711            4.7%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              121,138,311            6.9%
                                                               --------------           -----

UNITED KINGDOM -- (14.3%)
    Barratt Developments P.L.C......................   426,314      3,319,876            0.2%
    BP P.L.C. Sponsored ADR.........................   289,506      9,721,617            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..............   225,279      7,508,549            0.4%
    J Sainsbury P.L.C...............................   683,557      2,892,001            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   142,317      7,527,151            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   113,939      6,078,646            0.4%
    Vodafone Group P.L.C............................   935,888      3,015,279            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............   142,624      4,669,516            0.3%
#   WM Morrison Supermarkets P.L.C.................. 1,327,157      3,713,504            0.2%
    Other Securities................................              228,878,663           12.8%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              277,324,802           15.7%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            1,740,861,227           98.8%
                                                               --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                6,400,476            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      791            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................                6,401,267            0.4%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                        5            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

GERMANY -- (0.0%)
    Other Securities................................                    1,106            0.0%
                                                               --------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                    3,424            0.0%
                                                               --------------           -----

NORWAY -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                   25,005            0.0%
                                                               --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................            $        4,448            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                    33,988            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,747,296,482
                                                    --------------

                                                       Value+
                                             -         ------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 16,695,254    193,164,090           11.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,019,904)                              $1,940,460,572          110.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,616,470 $  113,804,300   --    $  116,420,770
  Austria.....................           --     11,208,001   --        11,208,001
  Belgium.....................    1,559,858     34,205,146   --        35,765,004
  Canada......................  152,856,522         35,504   --       152,892,026
  China.......................           --        360,059   --           360,059
  Denmark.....................          716     34,357,014   --        34,357,730
  Finland.....................           --     37,021,136   --        37,021,136
  France......................      478,208    113,879,384   --       114,357,592
  Germany.....................    3,107,345    103,892,961   --       107,000,306
  Hong Kong...................      346,043     52,025,122   --        52,371,165
  Ireland.....................    2,005,795      8,483,939   --        10,489,734
  Israel......................    2,542,040     10,564,731   --        13,106,771
  Italy.......................      571,572     50,884,537   --        51,456,109
  Japan.......................    8,545,691    397,733,061   --       406,278,752
  Netherlands.................    4,903,846     47,066,969   --        51,970,815
  New Zealand.................        6,329      9,514,114   --         9,520,443
  Norway......................      716,257     15,442,480   --        16,158,737
  Portugal....................           --      5,648,473   --         5,648,473
  Singapore...................        4,343     21,752,142   --        21,756,485
  Spain.......................    2,556,694     39,778,784   --        42,335,478
  Sweden......................      273,054     51,649,474   --        51,922,528
  Switzerland.................   10,062,622    111,075,689   --       121,138,311
  United Kingdom..............   52,256,035    225,068,767   --       277,324,802
Preferred Stocks
  Germany.....................           --      6,400,476   --         6,400,476
  United Kingdom..............           --            791   --               791
Rights/Warrants
  Australia...................           --              5   --                 5
  Austria.....................           --             --   --                --
  Germany.....................           --          1,106   --             1,106
  Hong Kong...................           --          3,424   --             3,424
  Norway......................           --             --   --                --
  Singapore...................           --         25,005   --            25,005
  Sweden......................           --          4,448   --             4,448
Securities Lending Collateral.           --    193,164,090   --       193,164,090
                               ------------ --------------   --    --------------
TOTAL......................... $245,409,440 $1,695,051,132   --    $1,940,460,572
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                            Shares      Value+
                                                           --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company........................           $120,762,084
Investment in Dimensional Emerging Markets Value Fund.....             42,158,597
Investment in DFA International Small Cap Value Portfolio
  DFA Investment Dimensions Group Inc..................... 1,120,881   21,386,406
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $190,686,820)..................................            184,307,087
                                                                     ============

Summary of the portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $184,307,087   --      --    $184,307,087
                                    ------------   --      --    ------------
   TOTAL........................... $184,307,087   --      --    $184,307,087
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     COMMON STOCKS -- (97.3%)
     AUSTRALIA -- (5.5%)
         Incitec Pivot, Ltd........... 229,347 $   557,343            0.2%
         Santos, Ltd.................. 204,830     737,899            0.3%
         Other Securities.............          12,427,121            5.0%
                                               -----------            ----
     TOTAL AUSTRALIA..................          13,722,363            5.5%
                                               -----------            ----

     AUSTRIA -- (0.8%)
         OMV AG.......................  23,148     696,524            0.3%
         Other Securities.............           1,237,066            0.5%
                                               -----------            ----
     TOTAL AUSTRIA....................           1,933,590            0.8%
                                               -----------            ----

     BELGIUM -- (1.1%)
         Ageas........................  28,003   1,100,427            0.4%
         Solvay SA....................   6,658     674,526            0.3%
         Other Securities.............           1,065,259            0.4%
                                               -----------            ----
     TOTAL BELGIUM....................           2,840,212            1.1%
                                               -----------            ----

     BRAZIL -- (1.1%)
         Kroton Educacional SA........ 178,300     663,587            0.3%
         Other Securities.............           1,981,364            0.8%
                                               -----------            ----
     TOTAL BRAZIL.....................           2,644,951            1.1%
                                               -----------            ----

     CANADA -- (6.6%)
     *   Kinross Gold Corp............ 119,643     681,794            0.3%
         Teck Resources, Ltd. Class B.  48,198     590,039            0.2%
         Yamana Gold, Inc............. 140,071     694,382            0.3%
         Other Securities.............          14,594,386            5.9%
                                               -----------            ----
     TOTAL CANADA.....................          16,560,601            6.7%
                                               -----------            ----

     CHILE -- (0.2%)
         Other Securities.............             527,229            0.2%
                                               -----------            ----

     CHINA -- (5.7%)
         Other Securities.............          14,358,061            5.8%
                                               -----------            ----

     COLOMBIA -- (0.0%)
         Other Securities.............             125,227            0.1%
                                               -----------            ----

     DENMARK -- (1.3%)
         Other Securities.............           3,238,837            1.3%
                                               -----------            ----

     FINLAND -- (1.9%)
         Neste Oyj....................  17,647     565,490            0.2%
         Stora Enso Oyj Class R.......  70,796     618,976            0.3%
         UPM-Kymmene Oyj..............  72,885   1,395,170            0.6%
         Other Securities.............           2,192,234            0.8%
                                               -----------            ----
     TOTAL FINLAND....................           4,771,870            1.9%
                                               -----------            ----

     FRANCE -- (4.1%)
         Arkema SA....................   9,229     736,626            0.3%
         SCOR SE......................  23,193     790,085            0.3%
         Technip SA...................  14,725     863,033            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 FRANCE -- (Continued)
     Other Securities......................         $ 7,801,483            3.1%
                                                    -----------           -----
 TOTAL FRANCE..............................          10,191,227            4.1%
                                                    -----------           -----

 GERMANY -- (4.8%)
     Lanxess AG............................  11,884     622,360            0.3%
     Osram Licht AG........................  10,639     555,557            0.2%
     Rheinmetall AG........................   8,438     661,094            0.3%
 *   RWE AG................................  39,393     590,209            0.3%
     ThyssenKrupp AG.......................  24,717     575,951            0.2%
     Other Securities......................           9,036,196            3.5%
                                                    -----------           -----
 TOTAL GERMANY.............................          12,041,367            4.8%
                                                    -----------           -----

 HONG KONG -- (2.0%)
     Other Securities......................           5,109,809            2.1%
                                                    -----------           -----

 INDIA -- (2.4%)
     Other Securities......................           5,979,674            2.4%
                                                    -----------           -----

 INDONESIA -- (0.6%)
     Other Securities......................           1,570,865            0.6%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     911,556            0.4%
     Other Securities......................             290,531            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,202,087            0.5%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,347,339            0.5%
                                                    -----------           -----

 ITALY -- (2.6%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     581,490            0.3%
     Banca Popolare di Milano Scarl........ 961,134     731,449            0.3%
     Unione di Banche Italiane SpA......... 148,196     629,922            0.3%
     Other Securities......................           4,486,531            1.7%
                                                    -----------           -----
 TOTAL ITALY...............................           6,429,392            2.6%
                                                    -----------           -----

 JAPAN -- (16.5%)
     Other Securities......................          41,470,577           16.7%
                                                    -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities......................           2,288,089            0.9%
                                                    -----------           -----

 MEXICO -- (1.1%)
 *   Cemex S.A.B. de C.V................... 905,937     672,950            0.3%
     Other Securities......................           2,076,737            0.8%
                                                    -----------           -----
 TOTAL MEXICO..............................           2,749,687            1.1%
                                                    -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA.............................  14,890     586,181            0.2%
     Koninklijke DSM NV....................  11,507     706,260            0.3%
     Other Securities......................           2,084,049            0.9%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           3,376,490            1.4%
                                                    -----------           -----

 NEW ZEALAND -- (0.7%)
     Other Securities......................           1,688,650            0.7%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 NORWAY -- (0.8%)
     Other Securities......................         $ 1,912,139            0.8%
                                                    -----------            ----

 PHILIPPINES -- (0.2%)
     Other Securities......................             594,111            0.2%
                                                    -----------            ----

 POLAND -- (0.3%)
     Other Securities......................             762,815            0.3%
                                                    -----------            ----

 PORTUGAL -- (0.3%)
     Other Securities......................             684,938            0.3%
                                                    -----------            ----

 SINGAPORE -- (0.8%)
     Other Securities......................           2,025,503            0.8%
                                                    -----------            ----

 SOUTH AFRICA -- (2.0%)
 *   AngloGold Ashanti, Ltd. Sponsored ADR.  47,956     788,876            0.3%
     Other Securities......................           4,341,721            1.8%
                                                    -----------            ----
 TOTAL SOUTH AFRICA........................           5,130,597            2.1%
                                                    -----------            ----

 SOUTH KOREA -- (5.8%)
     Other Securities......................          14,594,159            5.9%
                                                    -----------            ----

 SPAIN -- (1.6%)
     Banco de Sabadell SA.................. 368,761     706,578            0.3%
     Other Securities......................           3,407,941            1.4%
                                                    -----------            ----
 TOTAL SPAIN...............................           4,114,519            1.7%
                                                    -----------            ----

 SWEDEN -- (2.0%)
     Other Securities......................           5,054,997            2.0%
                                                    -----------            ----

 SWITZERLAND -- (3.7%)
     Baloise Holding AG....................   6,236     772,992            0.3%
 *   Dufry AG..............................   4,813     634,439            0.3%
     Helvetia Holding AG...................   1,207     650,078            0.3%
     Swiss Life Holding AG.................   4,696   1,187,697            0.5%
     Other Securities......................           5,948,071            2.3%
                                                    -----------            ----
 TOTAL SWITZERLAND.........................           9,193,277            3.7%
                                                    -----------            ----

 TAIWAN -- (4.0%)
     Other Securities......................          10,094,682            4.1%
                                                    -----------            ----

 THAILAND -- (0.7%)
     Other Securities......................           1,678,671            0.7%
                                                    -----------            ----

 TURKEY -- (0.4%)
     Other Securities......................           1,049,361            0.4%
                                                    -----------            ----

 UNITED KINGDOM -- (12.5%)
     Barratt Developments P.L.C............  91,018     708,793            0.3%
     Bellway P.L.C.........................  25,648     918,384            0.4%
     Berkeley Group Holdings P.L.C.........  15,152     663,968            0.3%
     Direct Line Insurance Group P.L.C..... 174,812     926,087            0.4%
     GKN P.L.C............................. 171,282     698,988            0.3%
     Greene King P.L.C.....................  51,273     613,636            0.3%
     Hiscox, Ltd...........................  55,044     725,521            0.3%
     Inchcape P.L.C........................  64,830     643,049            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
         Investec P.L.C..................  76,209 $    583,609            0.2%
         J Sainsbury P.L.C............... 179,895      761,102            0.3%
         Johnson Matthey P.L.C...........  24,288    1,026,537            0.4%
         Randgold Resources, Ltd.........  11,902    1,188,870            0.5%
         Royal Mail P.L.C................ 123,358      878,625            0.4%
         RSA Insurance Group P.L.C....... 129,305      868,577            0.4%
         Smiths Group P.L.C..............  49,987      811,208            0.3%
         Travis Perkins P.L.C............  34,083      922,114            0.4%
         WM Morrison Supermarkets P.L.C.. 241,087      674,583            0.3%
         Other Securities................           17,710,024            6.8%
                                                  ------------          ------
  TOTAL UNITED KINGDOM...................           31,323,675           12.6%
                                                  ------------          ------
  TOTAL COMMON STOCKS....................          244,381,638           98.5%
                                                  ------------          ------

  PREFERRED STOCKS -- (0.5%)
  BRAZIL -- (0.3%)
         Other Securities................              707,150            0.3%
                                                  ------------          ------

  CHILE -- (0.0%)
         Other Securities................               24,345            0.0%
                                                  ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................               42,206            0.0%
                                                  ------------          ------

  GERMANY -- (0.2%)
         Other Securities................              450,943            0.2%
                                                  ------------          ------
  TOTAL PREFERRED STOCKS.................            1,224,644            0.5%
                                                  ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  BRAZIL -- (0.0%)
         Other Securities................                  493            0.0%
                                                  ------------          ------

  GERMANY -- (0.0%)
         Other Securities................                  292            0.0%
                                                  ------------          ------

  HONG KONG -- (0.0%)
         Other Securities................                  673            0.0%
                                                  ------------          ------

  NORWAY -- (0.0%)
         Other Securities................                   --            0.0%
                                                  ------------          ------

  SINGAPORE -- (0.0%)
         Other Securities................                4,097            0.0%
                                                  ------------          ------

  THAILAND -- (0.0%)
         Other Securities................               26,261            0.0%
                                                  ------------          ------
  TOTAL RIGHTS/WARRANTS..................               31,816            0.0%
                                                  ------------          ------
  TOTAL INVESTMENT SECURITIES............          245,638,098
                                                  ------------

                                                    Value+
                                                    ------
  SECURITIES LENDING COLLATERAL -- (2.2%)
  (S)@   DFA Short Term Investment Fund.. 484,106 $  5,601,103            2.3%
                                                  ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $239,178,634)................           $251,239,201          101.3%
                                                  ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 13,722,363   --    $ 13,722,363
    Austria.....................          --    1,933,590   --       1,933,590
    Belgium.....................          --    2,840,212   --       2,840,212
    Brazil...................... $ 2,644,951           --   --       2,644,951
    Canada......................  16,560,601           --   --      16,560,601
    Chile.......................     155,985      371,244   --         527,229
    China.......................          --   14,358,061   --      14,358,061
    Colombia....................     125,227           --   --         125,227
    Denmark.....................          --    3,238,837   --       3,238,837
    Finland.....................          --    4,771,870   --       4,771,870
    France......................          --   10,191,227   --      10,191,227
    Germany.....................          --   12,041,367   --      12,041,367
    Hong Kong...................      30,568    5,079,241   --       5,109,809
    India.......................          --    5,979,674   --       5,979,674
    Indonesia...................          --    1,570,865   --       1,570,865
    Ireland.....................          --    1,202,087   --       1,202,087
    Israel......................          --    1,347,339   --       1,347,339
    Italy.......................          --    6,429,392   --       6,429,392
    Japan.......................      65,134   41,405,443   --      41,470,577
    Malaysia....................          --    2,288,089   --       2,288,089
    Mexico......................   2,749,687           --   --       2,749,687
    Netherlands.................          --    3,376,490   --       3,376,490
    New Zealand.................          --    1,688,650   --       1,688,650
    Norway......................          --    1,912,139   --       1,912,139
    Philippines.................          --      594,111   --         594,111
    Poland......................          --      762,815   --         762,815
    Portugal....................          --      684,938   --         684,938
    Singapore...................          --    2,025,503   --       2,025,503
    South Africa................   1,434,666    3,695,931   --       5,130,597
    South Korea.................          --   14,594,159   --      14,594,159
    Spain.......................      14,111    4,100,408   --       4,114,519
    Sweden......................          --    5,054,997   --       5,054,997
    Switzerland.................      86,163    9,107,114   --       9,193,277
    Taiwan......................          --   10,094,682   --      10,094,682
    Thailand....................   1,678,671           --   --       1,678,671
    Turkey......................          --    1,049,361   --       1,049,361
    United Kingdom..............          --   31,323,675   --      31,323,675
  Preferred Stocks
    Brazil......................     707,150           --   --         707,150
    Chile.......................          --       24,345   --          24,345
    Colombia....................      42,206           --   --          42,206
    Germany.....................          --      450,943   --         450,943
  Rights/Warrants
    Brazil......................          --          493   --             493
    Germany.....................          --          292   --             292
    Hong Kong...................          --          673   --             673
    Norway......................          --           --   --              --
    Singapore...................          --        4,097   --           4,097
    Thailand....................          --       26,261   --          26,261
  Securities Lending Collateral.          --    5,601,103   --       5,601,103
  Forward Currency Contracts**..          --            9   --               9
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,295,120 $224,944,090   --    $251,239,210
                                 =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.6%)
    Australia & New Zealand Banking Group, Ltd..........   155,652 $ 2,853,089            0.2%
    BHP Billiton, Ltd...................................   207,411   3,239,125            0.2%
    Commonwealth Bank of Australia......................    42,958   2,398,217            0.2%
    National Australia Bank, Ltd........................   157,323   3,227,643            0.2%
#   Westpac Banking Corp................................   191,634   4,498,328            0.3%
    Other Securities....................................            56,252,441            3.8%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            72,468,843            4.9%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             7,037,381            0.5%
                                                                   -----------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................    39,170   4,859,190            0.3%
    Other Securities....................................            13,385,834            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            18,245,024            1.2%
                                                                   -----------            ----

BRAZIL -- (1.3%)
    Other Securities....................................            19,849,306            1.4%
                                                                   -----------            ----

CANADA -- (5.8%)
    Canadian Natural Resources, Ltd.....................    71,701   2,152,464            0.2%
    Royal Bank of Canada................................    64,900   4,031,588            0.3%
    Other Securities....................................            86,419,197            5.8%
                                                                   -----------            ----
TOTAL CANADA............................................            92,603,249            6.3%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             3,784,738            0.3%
                                                                   -----------            ----

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 6,088,000   3,866,653            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,263,815            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   2,538,871            0.2%
    Other Securities....................................            63,004,471            4.2%
                                                                   -----------            ----
TOTAL CHINA.............................................            71,673,810            4.9%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................             1,212,413            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               292,472            0.0%
                                                                   -----------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B...........................    52,084   2,908,076            0.2%
    Other Securities....................................            18,648,196            1.3%
                                                                   -----------            ----
TOTAL DENMARK...........................................            21,556,272            1.5%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               117,060            0.0%
                                                                   -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj.................................... 130,315 $ 2,494,499            0.2%
    Other Securities...................................          16,433,755            1.1%
                                                                -----------            ----
TOTAL FINLAND..........................................          18,928,254            1.3%
                                                                -----------            ----

FRANCE -- (5.0%)
    Cie de Saint-Gobain................................  49,612   2,273,348            0.2%
    Cie Generale des Etablissements Michelin...........  23,605   2,465,543            0.2%
#   Sanofi.............................................  35,579   2,932,655            0.2%
    Total SA........................................... 185,779   9,389,419            0.6%
    Other Securities...................................          62,784,584            4.2%
                                                                -----------            ----
TOTAL FRANCE...........................................          79,845,549            5.4%
                                                                -----------            ----

GERMANY -- (4.9%)
    Allianz SE.........................................  15,044   2,559,404            0.2%
    BASF SE............................................  63,703   5,270,200            0.4%
    Bayerische Motoren Werke AG........................  37,367   3,456,954            0.2%
    Daimler AG.........................................  84,976   5,920,842            0.4%
    Deutsche Telekom AG................................ 206,421   3,623,396            0.3%
    E.ON SE............................................ 312,916   3,243,115            0.2%
    Other Securities...................................          54,132,557            3.6%
                                                                -----------            ----
TOTAL GERMANY..........................................          78,206,468            5.3%
                                                                -----------            ----

GREECE -- (0.0%)
    Other Securities...................................             413,575            0.0%
                                                                -----------            ----

HONG KONG -- (2.1%)
    AIA Group, Ltd..................................... 557,400   3,328,673            0.2%
    Other Securities...................................          29,612,084            2.0%
                                                                -----------            ----
TOTAL HONG KONG........................................          32,940,757            2.2%
                                                                -----------            ----

HUNGARY -- (0.1%)
    Other Securities...................................             985,664            0.1%
                                                                -----------            ----

INDIA -- (2.0%)
    Other Securities...................................          30,986,814            2.1%
                                                                -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           8,001,945            0.5%
                                                                -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................           6,366,244            0.4%
                                                                -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  43,337   2,359,700            0.2%
    Other Securities...................................           4,853,172            0.3%
                                                                -----------            ----
TOTAL ISRAEL...........................................           7,212,872            0.5%
                                                                -----------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 164,855   2,520,566            0.2%
    Eni SpA............................................ 205,577   3,358,498            0.2%
    Other Securities...................................          25,248,498            1.7%
                                                                -----------            ----
TOTAL ITALY............................................          31,127,562            2.1%
                                                                -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  JAPAN -- (16.0%)
      Hitachi, Ltd....................... 480,000 $  2,199,468            0.2%
      Honda Motor Co., Ltd............... 104,700    2,825,410            0.2%
      Nissan Motor Co., Ltd.............. 257,500    2,285,061            0.2%
      Toyota Motor Corp.................. 144,900    7,344,938            0.5%
      Other Securities...................          239,955,065           16.2%
                                                  ------------           -----
  TOTAL JAPAN............................          254,609,942           17.3%
                                                  ------------           -----

  MALAYSIA -- (0.7%)
      Other Securities...................           10,306,200            0.7%
                                                  ------------           -----

  MEXICO -- (1.0%)
      Other Securities...................           15,229,451            1.0%
                                                  ------------           -----

  NETHERLANDS -- (1.9%)
      Akzo Nobel NV......................  33,291    2,365,212            0.2%
      Koninklijke DSM NV.................  39,424    2,419,709            0.2%
      Other Securities...................           26,065,370            1.7%
                                                  ------------           -----
  TOTAL NETHERLANDS......................           30,850,291            2.1%
                                                  ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities...................            6,520,871            0.4%
                                                  ------------           -----

  NORWAY -- (0.6%)
      Other Securities...................            9,450,928            0.6%
                                                  ------------           -----

  PERU -- (0.0%)
      Other Securities...................              197,442            0.0%
                                                  ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities...................            4,783,606            0.3%
                                                  ------------           -----

  POLAND -- (0.3%)
      Other Securities...................            4,579,048            0.3%
                                                  ------------           -----

  PORTUGAL -- (0.2%)
      Other Securities...................            3,849,511            0.3%
                                                  ------------           -----

  RUSSIA -- (0.3%)
      Other Securities...................            4,072,793            0.3%
                                                  ------------           -----

  SINGAPORE -- (0.8%)
      Other Securities...................           12,812,884            0.9%
                                                  ------------           -----

  SOUTH AFRICA -- (1.7%)
      Other Securities...................           27,638,548            1.9%
                                                  ------------           -----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   7,245    7,895,823            0.6%
      Other Securities...................           55,585,172            3.7%
                                                  ------------           -----
  TOTAL SOUTH KOREA......................           63,480,995            4.3%
                                                  ------------           -----

  SPAIN -- (1.9%)
      Banco Bilbao Vizcaya Argentaria SA. 412,856    2,837,066            0.2%
      Banco Santander SA................. 590,578    2,999,146            0.2%
      Iberdrola SA....................... 336,198    2,393,306            0.2%
      Other Securities...................           22,208,023            1.5%
                                                  ------------           -----
  TOTAL SPAIN............................           30,437,541            2.1%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWEDEN -- (2.1%)
    Other Securities.......................................           $   33,483,071            2.3%
                                                                      --------------           -----

SWITZERLAND -- (4.9%)
    ABB, Ltd...............................................   127,841      2,706,428            0.2%
    Cie Financiere Richemont SA............................    43,082      2,872,717            0.2%
    Nestle SA..............................................   188,507     14,070,096            1.0%
    Novartis AG............................................    46,381      3,529,696            0.3%
    Roche Holding AG.......................................    11,852      2,998,665            0.2%
    Syngenta AG............................................     8,330      3,341,704            0.2%
    Other Securities.......................................               48,954,124            3.2%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................               78,473,430            5.3%
                                                                      --------------           -----

TAIWAN -- (3.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   103,887      2,450,694            0.2%
    Other Securities.......................................               45,088,263            3.0%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               47,538,957            3.2%
                                                                      --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................                8,346,194            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                5,352,375            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (12.1%)
    BP P.L.C. Sponsored ADR................................   265,854      8,927,373            0.6%
    HSBC Holdings P.L.C. Sponsored ADR.....................   143,062      4,768,256            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   108,253      5,725,526            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........    67,335      3,592,322            0.3%
    SSE P.L.C..............................................   122,363      2,703,434            0.2%
    Vodafone Group P.L.C................................... 1,177,738      3,794,481            0.3%
    Other Securities.......................................              162,598,773           11.0%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              192,110,165           13.1%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                   47,390            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            1,448,027,905           98.4%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities.......................................                6,928,936            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  131,925            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  159,976            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................                4,975,263            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,092            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               12,197,192            0.8%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................            $        1,483            0.0%
                                                   --------------          ------

GERMANY -- (0.0%)
       Other Securities................                       616            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     7,833            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                     6,231            0.0%
                                                   --------------          ------

SWEDEN -- (0.0%)
       Other Securities................                     7,320            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    33,526            0.0%
                                                   --------------          ------

TOTAL RIGHTS/WARRANTS..................                    57,009            0.0%
                                                   --------------          ------

TOTAL INVESTMENT SECURITIES............             1,460,282,106
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 10,940,211    126,578,247            8.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,632,847,885)                             $1,586,860,353          107.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $   798,326 $71,670,517   --    $72,468,843
           Austria........          --   7,037,381   --      7,037,381
           Belgium........     550,595  17,694,429   --     18,245,024
           Brazil.........  19,849,306          --   --     19,849,306
           Canada.........  92,592,071      11,178   --     92,603,249
           Chile..........     934,057   2,850,681   --      3,784,738
           China..........   4,553,162  67,120,648   --     71,673,810
           Colombia.......   1,210,611       1,802   --      1,212,413
           Czech Republic.          --     292,472   --        292,472
           Denmark........     298,142  21,258,130   --     21,556,272
           Egypt..........          --     117,060   --        117,060
           Finland........     182,349  18,745,905   --     18,928,254
           France.........   1,729,487  78,116,062   --     79,845,549
           Germany........   2,522,140  75,684,328   --     78,206,468
           Greece.........          --     413,575   --        413,575
           Hong Kong......     114,214  32,826,543   --     32,940,757
           Hungary........          --     985,664   --        985,664
           India..........     894,021  30,092,793   --     30,986,814
           Indonesia......     160,110   7,841,835   --      8,001,945
           Ireland........   1,290,883   5,075,361   --      6,366,244

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
  Israel...................... $  2,583,641 $    4,629,231    --    $    7,212,872
  Italy.......................      163,079     30,964,483    --        31,127,562
  Japan.......................    3,090,533    251,519,409    --       254,609,942
  Malaysia....................           --     10,306,200    --        10,306,200
  Mexico......................   15,229,451             --    --        15,229,451
  Netherlands.................    2,824,020     28,026,271    --        30,850,291
  New Zealand.................           --      6,520,871    --         6,520,871
  Norway......................      332,056      9,118,872    --         9,450,928
  Peru........................      197,442             --    --           197,442
  Philippines.................       33,210      4,750,396    --         4,783,606
  Poland......................           --      4,579,048    --         4,579,048
  Portugal....................           --      3,849,511    --         3,849,511
  Russia......................      219,950      3,852,843    --         4,072,793
  Singapore...................           --     12,812,884    --        12,812,884
  South Africa................    4,339,746     23,298,802    --        27,638,548
  South Korea.................    1,074,981     62,406,014    --        63,480,995
  Spain.......................      808,834     29,628,707    --        30,437,541
  Sweden......................       90,745     33,392,326    --        33,483,071
  Switzerland.................    3,348,763     75,124,667    --        78,473,430
  Taiwan......................    2,644,437     44,894,520    --        47,538,957
  Thailand....................    8,346,194             --    --         8,346,194
  Turkey......................       25,920      5,326,455    --         5,352,375
  United Kingdom..............   43,971,608    148,138,557    --       192,110,165
  United States...............       47,390             --    --            47,390
Preferred Stocks
  Brazil......................    6,928,936             --    --         6,928,936
  Chile.......................           --        131,925    --           131,925
  Colombia....................      159,976             --    --           159,976
  Germany.....................           --      4,975,263    --         4,975,263
  United Kingdom..............           --          1,092    --             1,092
Rights/Warrants
  Brazil......................           --          1,483    --             1,483
  Germany.....................           --            616    --               616
  Singapore...................           --          7,833    --             7,833
  South Korea.................           --          6,231    --             6,231
  Sweden......................           --          7,320    --             7,320
  Thailand....................           --         33,526    --            33,526
Securities Lending Collateral.           --    126,578,247    --       126,578,247
Forward Currency Contracts**..           --            (15)   --               (15)
                               ------------ --------------    --    --------------
TOTAL......................... $224,140,386 $1,362,719,952    --    $1,586,860,338
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc.................... 6,861,385 $119,868,403
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 7,660,147   88,551,305
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 1,419,854   24,208,516
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $239,238,498).................................            232,628,224
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $416,634)........................................   416,634      416,634
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $239,655,132).................................           $233,044,858
                                                                    ============

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $232,628,224   --      --    $232,628,224
   Temporary Cash Investments......      416,634   --      --         416,634
                                    ------------   --      --    ------------
   TOTAL........................... $233,044,858   --      --    $233,044,858
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.................... 7,263,744 $121,086,608
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 8,632,268   99,789,015
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 2,546,190   43,412,540
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $258,819,215).................................            264,288,163
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $258,819,215).................................           $264,288,163
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3     Total
                                 ------------ -----------  ------- ------------
Affiliated Investment Companies. $264,288,163          --    --    $264,288,163
Futures Contracts**.............      351,323          --    --         351,323
Forward Currency Contracts**....           -- $(1,430,675)   --      (1,430,675)
                                 ------------ -----------    --    ------------
TOTAL........................... $264,639,486 $(1,430,675)   --    $263,208,811
                                 ============ ===========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2016

                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO


                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,465,869,637
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,862,556,096)............................. $4,465,869,637
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $5,082,100,585
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,227,167,181)............................. $5,082,100,585
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $15,603,940,830
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $17,951,231,812)............................ $15,603,940,830
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        3,499            0.0%
                                                                     --------------           -----

BRAZIL -- (6.2%)
    AMBEV SA ADR........................................  12,546,714     70,136,131            0.4%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  13,220,623     66,040,649            0.4%
    Ultrapar Participacoes SA...........................   2,067,950     43,544,650            0.3%
    Other Securities....................................                891,727,313            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,071,448,743            6.5%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                252,754,709            1.5%
                                                                     --------------           -----

CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 140,558,702     56,911,425            0.4%
    China Construction Bank Corp. Class H............... 226,793,302    144,042,560            0.9%
    China Mobile, Ltd...................................   3,556,500     40,831,337            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    106,187,154            0.7%
    CNOOC, Ltd..........................................  31,188,000     38,527,169            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725     92,201,236            0.6%
    Ping An Insurance Group Co. of China, Ltd. Class H..  11,581,000     54,350,553            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    186,303,037            1.2%
    Other Securities....................................              1,571,420,224            9.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,290,774,695           14.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 72,646,357            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,042,611            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,279,560            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 48,471,454            0.3%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    300,894            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 54,488,209            0.3%
                                                                     --------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................   5,610,260     39,750,263            0.3%
    HDFC Bank, Ltd......................................   2,994,559     50,620,379            0.3%
    Infosys, Ltd........................................   2,560,765     46,511,670            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     69,710,475            0.4%
    ITC, Ltd............................................   8,357,996     41,000,030            0.3%
    Reliance Industries, Ltd............................   3,320,225     48,994,520            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,541,560            0.4%
    Other Securities....................................              1,667,771,072           10.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,022,899,969           12.3%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Rakyat Indonesia Persero Tbk PT................ 49,181,400 $   38,434,548            0.2%
    Other Securities....................................               469,672,574            2.9%
                                                                    --------------            ----
TOTAL INDONESIA.........................................               508,107,122            3.1%
                                                                    --------------            ----

MALAYSIA -- (4.1%)
    Malayan Banking Bhd................................. 16,693,109     38,110,571            0.3%
    Public Bank Bhd.....................................  8,524,711     40,777,421            0.3%
    Other Securities....................................               632,292,100            3.7%
                                                                    --------------            ----
TOTAL MALAYSIA..........................................               711,180,092            4.3%
                                                                    --------------            ----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A......................... 19,913,602     37,455,232            0.2%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     44,379,535            0.3%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669     51,938,935            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     58,469,235            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,581,116     48,789,413            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 19,299,353     49,087,874            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391     56,191,489            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     40,461,021            0.3%
    Other Securities....................................               446,729,340            2.6%
                                                                    --------------            ----
TOTAL MEXICO............................................               833,502,074            5.1%
                                                                    --------------            ----

PERU -- (0.1%)
    Other Securities....................................                23,545,845            0.2%
                                                                    --------------            ----

PHILIPPINES -- (1.6%)
    Other Securities....................................               273,999,298            1.7%
                                                                    --------------            ----

POLAND -- (1.6%)
    Other Securities....................................               283,780,785            1.7%
                                                                    --------------            ----

RUSSIA -- (1.4%)
    Gazprom PAO Sponsored ADR...........................  9,916,642     51,526,664            0.3%
    Other Securities....................................               186,109,944            1.2%
                                                                    --------------            ----
TOTAL RUSSIA............................................               237,636,608            1.5%
                                                                    --------------            ----

SOUTH AFRICA -- (8.3%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     68,288,819            0.4%
    Bidvest Group, Ltd. (The)...........................  1,904,950     48,398,033            0.3%
    FirstRand, Ltd...................................... 17,937,935     57,654,497            0.4%
    MTN Group, Ltd......................................  9,901,001    103,648,613            0.6%
    Naspers, Ltd. Class N...............................    587,379     80,829,985            0.5%
    Sanlam, Ltd.........................................  8,202,959     39,836,570            0.3%
    Sasol, Ltd..........................................  1,457,316     47,669,025            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,144,917     37,541,828            0.2%
    Standard Bank Group, Ltd............................  5,266,378     47,293,861            0.3%
    Steinhoff International Holdings NV.................  8,846,810     55,341,494            0.3%
    Woolworths Holdings, Ltd............................  5,724,006     36,858,560            0.2%
    Other Securities....................................               808,294,524            4.9%
                                                                    --------------            ----
TOTAL SOUTH AFRICA......................................             1,431,655,809            8.7%
                                                                    --------------            ----

SOUTH KOREA -- (13.8%)
    Hyundai Motor Co....................................    364,834     45,776,294            0.3%
    Samsung Electronics Co., Ltd........................    373,807    407,386,290            2.5%
    SK Hynix, Inc.......................................  1,652,748     40,538,282            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SOUTH KOREA -- (Continued)
    Other Securities.......................................            $ 1,893,827,466           11.5%
                                                                       ---------------           -----
TOTAL SOUTH KOREA..........................................              2,387,528,332           14.6%
                                                                       ---------------           -----

TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,864,095     121,161,489            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     189,047,454            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,912,051     115,875,283            0.7%
    Other Securities.......................................              1,805,033,032           10.9%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,231,117,258           13.6%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  5,046,680      43,921,864            0.3%
    Other Securities.......................................                492,816,082            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                536,737,946            3.3%
                                                                       ---------------           -----

TURKEY -- (2.2%)
    Other Securities.......................................                372,991,943            2.3%
                                                                       ---------------           -----

UNITED KINGDOM -- (0.1%)
    Other Securities.......................................                 16,364,772            0.1%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,707,258,584           95.8%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Itau Unibanco Holding SA...............................  9,694,322      92,651,701            0.6%
    Itau Unibanco Holding SA ADR...........................  5,918,551      56,403,790            0.4%
    Other Securities.......................................                265,526,449            1.6%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                414,581,940            2.6%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,067,883            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,164,385            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                432,814,208            2.7%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     79,571            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                     14,569            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    399,536            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                  1,933,163            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                  2,426,839            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             16,142,499,631
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@    DFA Short Term Investment Fund. 100,943,640 $ 1,167,917,912            7.1%
                                                    ---------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,859,828,890)...............             $17,310,417,543          105.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         3,499   --    $         3,499
  Brazil...................... $1,071,448,743              --   --      1,071,448,743
  Chile.......................     88,133,502     164,621,207   --        252,754,709
  China.......................    212,048,199   2,078,726,496   --      2,290,774,695
  Colombia....................     72,614,846          31,511   --         72,646,357
  Czech Republic..............             --      32,042,611   --         32,042,611
  Egypt.......................             --      13,279,560   --         13,279,560
  Greece......................             --      48,471,454   --         48,471,454
  Hong Kong...................             --         300,894   --            300,894
  Hungary.....................        304,855      54,183,354   --         54,488,209
  India.......................    118,815,605   1,904,084,364   --      2,022,899,969
  Indonesia...................     23,601,174     484,505,948   --        508,107,122
  Malaysia....................             --     711,180,092   --        711,180,092
  Mexico......................    833,213,479         288,595   --        833,502,074
  Peru........................     23,545,845              --   --         23,545,845
  Philippines.................      5,837,100     268,162,198   --        273,999,298
  Poland......................             --     283,780,785   --        283,780,785
  Russia......................      7,474,026     230,162,582   --        237,636,608
  South Africa................    167,797,802   1,263,858,007   --      1,431,655,809
  South Korea.................     79,351,412   2,308,176,920   --      2,387,528,332
  Taiwan......................    139,285,761   2,091,831,497   --      2,231,117,258
  Thailand....................    536,399,675         338,271   --        536,737,946
  Turkey......................      3,148,492     369,843,451   --        372,991,943
  United Kingdom..............     16,364,772              --   --         16,364,772
Preferred Stocks
  Brazil......................    414,581,940              --   --        414,581,940
  Chile.......................             --       3,067,883   --          3,067,883
  Colombia....................     15,164,385              --   --         15,164,385
Rights/Warrants
  Brazil......................             --          79,571   --             79,571
  Malaysia....................             --          14,569   --             14,569
  Poland......................             --              --   --                 --
  South Korea.................             --         399,536   --            399,536
  Thailand....................             --       1,933,163   --          1,933,163
Securities Lending Collateral.             --   1,167,917,912   --      1,167,917,912
Futures Contracts**...........      6,522,042              --   --          6,522,042
Forward Currency Contracts**..             --             318   --                318
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,835,653,655 $13,481,286,248   --    $17,316,939,903
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
                                                                 ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   16,424,432              --
Investments at Value (including $0, $35,364, $0 and $1,273,216
 of securities on loan, respectively)........................... $    201,419   $    752,586              --    $  7,643,374
Temporary Cash Investments at Value & Cost......................           --          4,721              --          90,312
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --         29,903              --         974,414
Segregated Cash for Futures Contracts...........................           --             --              --           2,745
Cash............................................................          395             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --            710              --          12,069
  Dividends, Interest and Tax Reclaims..........................          927            745              --           2,357
  Securities Lending Income.....................................           --             14              --             610
  Fund Shares Sold..............................................          106          1,358           9,949           7,278
Prepaid Expenses and Other Assets...............................           17             29             129             102
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      202,864        790,066      16,434,510       8,733,261
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             --              --             558
  Upon Return of Securities Loaned..............................           --         29,903              --         974,414
  Investment Securities/Affiliated Investment Company
   Purchased....................................................           --          4,636              --          34,568
  Fund Shares Redeemed..........................................          110            276          11,611           9,197
  Due to Advisor................................................           34             92           1,984           2,169
  Futures Margin Variation......................................        1,300             --              --             406
Accrued Expenses and Other Liabilities..........................           17             29             545             342
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................        1,461         34,936          14,140       1,021,654
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $33,422 and shares outstanding of 0; 0; 0 and 1,620,971,
 respectively...................................................          N/A            N/A             N/A    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $151,938 and shares outstanding of 0; 0; 0 and 7,401,925,
 respectively...................................................          N/A            N/A             N/A    $      20.53
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $201,403;
 $755,130; $16,420,370 and $7,526,247 and shares
 outstanding of 17,089,339; 59,573,201; 521,093,197 and
 364,994,287, respectively...................................... $      11.79   $      12.68  $        31.51    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   12,160,340    $         --
                                                                 ============   ============  ==============    ============
Investments at Cost............................................. $    201,037   $    719,259  $           --    $  6,859,547
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    201,146   $    732,505  $   12,026,448    $  6,740,979
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          149            961          28,147           4,275
Accumulated Net Realized Gain (Loss)............................      (18,289)       (11,663)        101,683         180,105
Net Unrealized Appreciation (Depreciation)......................       18,397         33,327       4,264,092         786,248
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        U.S. Core      U.S. Core
                                                                      U.S. Small Cap     Equity 1       Equity 2
                                                                     Value Portfolio*   Portfolio*     Portfolio*
                                                                     ---------------- -------------- --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)......................................................  $   12,243,642  $   13,750,166 $   15,613,929
Temporary Cash Investments at Value & Cost..........................         232,692         145,442        176,555
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,781,663       1,364,244      1,671,017
Segregated Cash for Futures Contracts...............................           9,300           4,005          4,500
Cash................................................................               5              --             --
Receivables:
  Investment Securities Sold........................................          42,887             181            182
  Dividends and Interest............................................           3,916          12,385         14,170
  Securities Lending Income.........................................             762             846          1,095
  Fund Shares Sold..................................................           8,940          11,368         15,605
Prepaid Expenses and Other Assets...................................             165             228            165
                                                                      --------------  -------------- --------------
    Total Assets....................................................      14,323,972      15,288,865     17,497,218
                                                                      --------------  -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................              --              --             --
  Upon Return of Securities Loaned..................................       1,781,663       1,364,244      1,671,017
  Investment Securities Purchased...................................          66,067          14,353         25,467
  Fund Shares Redeemed..............................................           5,180           6,597         10,228
  Due to Advisor....................................................           5,034           1,931          2,572
  Futures Margin Variation..........................................           1,588             592            665
Accrued Expenses and Other Liabilities..............................             680             488            636
                                                                      --------------  -------------- --------------
    Total Liabilities...............................................       1,860,212       1,388,205      1,710,585
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively......................................  $        31.63  $        17.47 $        16.67
                                                                      ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000   1,500,000,000  2,300,000,000
                                                                      ==============  ============== ==============
Investments at Cost.................................................  $   10,197,396  $   10,642,626 $   11,772,941
                                                                      ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $   10,143,520  $   10,743,404 $   11,889,198
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         (15,311)         15,501         19,716
Accumulated Net Realized Gain (Loss)................................         281,452          30,683         32,763
Net Unrealized Appreciation (Depreciation)..........................       2,054,099       3,111,072      3,844,956
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============

                                                                      U.S. Vector
                                                                        Equity
                                                                      Portfolio*
                                                                     --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)...................................................... $    3,662,586
Temporary Cash Investments at Value & Cost..........................         38,306
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        454,853
Segregated Cash for Futures Contracts...............................          1,035
Cash................................................................             --
Receivables:
  Investment Securities Sold........................................             66
  Dividends and Interest............................................          2,580
  Securities Lending Income.........................................            316
  Fund Shares Sold..................................................          2,417
Prepaid Expenses and Other Assets...................................             47
                                                                     --------------
    Total Assets....................................................      4,162,206
                                                                     --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            210
  Upon Return of Securities Loaned..................................        454,853
  Investment Securities Purchased...................................          4,296
  Fund Shares Redeemed..............................................          3,447
  Due to Advisor....................................................            899
  Futures Margin Variation..........................................            153
Accrued Expenses and Other Liabilities..............................            203
                                                                     --------------
    Total Liabilities...............................................        464,061
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively...................................... $        15.45
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments at Cost................................................. $    2,821,145
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,809,935
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          3,632
Accumulated Net Realized Gain (Loss)................................         42,224
Net Unrealized Appreciation (Depreciation)..........................        842,354
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                      DFA Real
                                                                                                       Estate       Large Cap
                                                                     U.S. Small Cap U.S. Micro Cap   Securities   International
                                                                       Portfolio*     Portfolio*     Portfolio*    Portfolio*
                                                                     -------------- --------------  ------------  -------------
ASSETS:
Investments at Value (including $2,458,643, $809,545, $360,069 and
 $269,577 of securities on loan, respectively)...................... $   11,763,785 $    4,894,204  $  6,868,528  $  3,234,190
Temporary Cash Investments at Value & Cost..........................        147,101         51,101        73,286            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      2,251,361        745,832       214,476       300,949
Segregated Cash for Futures Contracts...............................          4,925          1,998         2,903         1,043
Foreign Currencies at Value.........................................             --             --            --         3,209
Cash................................................................              1             --            --        27,272
Receivables:
  Investment Securities Sold........................................         10,913          4,072            --           241
  Dividends, Interest and Tax Reclaims..............................          4,544          1,786         6,409        17,112
  Securities Lending Income.........................................          1,596            509            44           494
  Fund Shares Sold..................................................         10,068          2,630         4,489         3,303
Unrealized Gain on Foreign Currency Contracts.......................             --             --            --            30
Prepaid Expenses and Other Assets...................................            136             56            72            44
                                                                     -------------- --------------  ------------  ------------
    Total Assets....................................................     14,194,430      5,702,188     7,170,207     3,587,887
                                                                     -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................             --            475           590            --
  Upon Return of Securities Loaned..................................      2,251,361        745,832       214,476       300,949
  Investment Securities Purchased...................................         46,981          8,813         3,162         1,216
  Fund Shares Redeemed..............................................         12,796          1,678         3,882        15,758
  Due to Advisor....................................................          3,364          2,007           924           663
  Futures Margin Variation..........................................            994            451           429           136
Accrued Expenses and Other Liabilities..............................            489            318           357           260
                                                                     -------------- --------------  ------------  ------------
    Total Liabilities...............................................      2,315,985        759,574       223,820       318,982
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $11,878,445;
 $4,942,614; $6,946,387 and $3,268,905 and shares outstanding of
 408,479,865; 277,382,197; 204,347,960 and 166,392,451,
 respectively....................................................... $        29.08 $        17.82  $      33.99  $      19.65
                                                                     ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000  1,500,000,000   700,000,000   500,000,000
                                                                     ============== ==============  ============  ============
Investments at Cost................................................. $    9,893,965 $    3,705,973  $  4,746,636  $  2,932,315
                                                                     ============== ==============  ============  ============
Foreign Currencies at Cost.......................................... $           -- $           --  $         --  $      3,193
                                                                     ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,852,504 $    3,605,218  $  4,883,966  $  3,251,552
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          4,582         (1,645)       28,195        17,008
Accumulated Net Realized Gain (Loss)................................        146,475        148,632       (89,201)     (302,776)
Net Unrealized Foreign Exchange Gain (Loss).........................             --             --            --           488
Net Unrealized Appreciation (Depreciation)..........................      1,874,884      1,190,409     2,123,427       302,633
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                      International                 Asia Pacific
                                                                      International       Small      Japanese Small    Small
                                                                       Core Equity       Company        Company       Company
                                                                       Portfolio*       Portfolio      Portfolio     Portfolio
                                                                     --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --  $    9,535,451   $    426,615  $    229,007
Investments at Value (including $1,531,223, $0, $0 and $0 of
 securities on loan, respectively).................................. $   15,515,326              --             --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,619,595              --             --            --
Segregated Cash for Futures Contracts...............................          5,711           3,780             --            --
Foreign Currencies at Value.........................................         13,917              --             --            --
Cash................................................................        159,339          95,899             --            --
Receivables:
  Investment Securities Sold........................................          7,776              --             --            --
  Dividends, Interest and Tax Reclaims..............................         77,533              --             --            --
  Securities Lending Income.........................................          3,595              --             --            --
  Fund Shares Sold..................................................         18,076           9,694            183            --
Unrealized Gain on Foreign Currency Contracts.......................              1              --             --            --
Prepaid Expenses and Other Assets...................................            323              71             12            10
                                                                     --------------  --------------   ------------  ------------
    Total Assets....................................................     17,421,192       9,644,895        426,810       229,017
                                                                     --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,619,595              --             --            --
  Investment Securities Purchased...................................         16,986              --             --            --
  Fund Shares Redeemed..............................................         11,087           7,390             13            --
  Due to Advisor....................................................          4,411           3,097            139            74
  Futures Margin Variation..........................................            844             854             --            --
  Unrealized Loss on Foreign Currency Contracts.....................              2              --             --            --
Accrued Expenses and Other Liabilities..............................            971             375             14            12
                                                                     --------------  --------------   ------------  ------------
    Total Liabilities...............................................      1,653,896          11,716            166            86
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $15,767,296;
 $9,633,179; $426,644 and $228,931 and shares outstanding of
 1,364,426,670; 547,196,445; 21,018,767 and 11,450,523,
 respectively....................................................... $        11.56  $        17.60   $      20.30  $      19.99
                                                                     ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                                     ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at Cost.............. $           --  $    8,717,704   $    396,038  $    246,964
                                                                     ==============  ==============   ============  ============
Investments at Cost................................................. $   15,157,311  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
Foreign Currencies at Cost.......................................... $       13,866  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $   15,659,083  $    8,740,392   $    446,571  $    289,802
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         93,136            (997)        (1,096)       (4,640)
Accumulated Net Realized Gain (Loss)................................       (346,707)         71,042        (49,635)      (38,272)
Net Unrealized Foreign Exchange Gain (Loss).........................          2,524           1,517            227            (2)
Net Unrealized Appreciation (Depreciation)..........................        359,260         821,225         30,577       (17,957)
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                             United      Continental   International    DFA Global
                                                          Kingdom Small     Small       Real Estate     Real Estate
                                                             Company       Company      Securities      Securities
                                                            Portfolio     Portfolio      Portfolio       Portfolio
                                                          ------------- ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $     30,493  $    311,843              --  $    3,235,140
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................           --            --  $    3,952,485  $    1,231,520
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --            --         150,502          36,322
Segregated Cash for Futures Contracts....................           --            --           1,215              --
Foreign Currencies at Value..............................           --            --          22,514             105
Cash.....................................................           --            --          23,364          13,909
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................           --            --              35              --
  Dividends, Interest and Tax Reclaims...................           --            --          14,483           1,214
  Securities Lending Income..............................           --            --             248               5
  Fund Shares Sold.......................................           --            29           2,953           3,300
Unrealized Gain on Foreign Currency Contracts............           --            --              99              --
Prepaid Expenses and Other Assets........................           11            18              39              66
                                                          ------------  ------------  --------------  --------------
    Total Assets.........................................       30,504       311,890       4,167,937       4,521,581
                                                          ------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --            --         150,502          36,322
  Investment Securities/Affiliated Investment Company
   Purchased.............................................           --            --           6,019           6,425
  Fund Shares Redeemed...................................           --            --           1,688           3,085
  Due to Advisor.........................................            9           100             802             202
  Futures Margin Variation...............................           --            --             180              --
  Unrealized Loss on Forward Currency Contracts..........           --            --              --              --
Unrealized Loss on Foreign Currency Contracts............           --            --              --              --
Accrued Expenses and Other Liabilities...................            3            10             232             120
                                                          ------------  ------------  --------------  --------------
    Total Liabilities....................................           12           110         159,423          46,154
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively............................... $      31.21  $      21.49  $         5.57  $        10.95
                                                          ============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000   100,000,000   1,200,000,000   1,500,000,000
                                                          ============  ============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.................................................... $     23,712  $    270,992  $           --  $    2,507,233
                                                          ============  ============  ==============  ==============
Investments at Cost...................................... $         --  $         --  $    3,487,716  $    1,158,207
                                                          ============  ============  ==============  ==============
Foreign Currencies at Cost............................... $         --  $         --  $       21,528  $          105
                                                          ============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $     22,434  $    285,187  $    4,010,479  $    3,674,370
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (55)        1,906        (213,899)         36,367
Accumulated Net Realized Gain (Loss).....................        1,325       (16,294)       (254,947)        (36,530)
Net Unrealized Foreign Exchange Gain (Loss)..............            7           130             467              --
Net Unrealized Appreciation (Depreciation)...............        6,781        40,851         466,414         801,220
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============

                                                                DFA
                                                           International
                                                             Small Cap
                                                          Value Portfolio*
                                                          ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................  $   12,622,417
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,329,580
Segregated Cash for Futures Contracts....................           6,086
Foreign Currencies at Value..............................          58,485
Cash.....................................................         103,967
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................          42,798
  Dividends, Interest and Tax Reclaims...................          67,986
  Securities Lending Income..............................           2,769
  Fund Shares Sold.......................................           4,673
Unrealized Gain on Foreign Currency Contracts............              --
Prepaid Expenses and Other Assets........................             141
                                                           --------------
    Total Assets.........................................      14,238,902
                                                           --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,329,580
  Investment Securities/Affiliated Investment Company
   Purchased.............................................          49,151
  Fund Shares Redeemed...................................           6,659
  Due to Advisor.........................................           6,662
  Futures Margin Variation...............................           1,322
  Unrealized Loss on Forward Currency Contracts..........               1
Unrealized Loss on Foreign Currency Contracts............              14
Accrued Expenses and Other Liabilities...................           1,171
                                                           --------------
    Total Liabilities....................................       1,394,560
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively...............................  $        19.08
                                                           ==============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000
                                                           ==============
Investments in Affiliated Investment Companies at
 Cost....................................................  $           --
                                                           ==============
Investments at Cost......................................  $   11,595,453
                                                           ==============
Foreign Currencies at Cost...............................  $       57,541
                                                           ==============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $   11,523,426
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (17,792)
Accumulated Net Realized Gain (Loss).....................         302,445
Net Unrealized Foreign Exchange Gain (Loss)..............           2,655
Net Unrealized Appreciation (Depreciation)...............       1,033,608
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                   International                 World ex U.S.  World ex U.S.  World Core
                                                   Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                    Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                   ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................           --   $    184,307              --            --  $    232,628
Investments at Value (including $184,757, $0,
 $6,085, $125,386 and $0 of securities on loan,
 respectively).................................... $  1,747,297             --    $    245,638  $  1,460,282            --
Temporary Cash Investments at Value & Cost........           --             --              --            --           417
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost........................      193,164             --           5,601       126,578            --
Foreign Currencies at Value.......................        2,813             --           1,479         1,839            --
Cash..............................................        2,341             47             834         5,887            --
Receivables:
  Investment Securities Sold......................        1,340             --              25           316            --
  Dividends, Interest and Tax Reclaims............        9,007             --           1,065         6,164            --
  Securities Lending Income.......................          448             --              17           295            --
  Fund Shares Sold................................        1,233             --              24         1,486           127
Unrealized Gain on Foreign Currency
 Contracts........................................           --             --               2            13            --
Prepaid Expenses and Other Assets.................           47             10              33            54            34
                                                   ------------   ------------    ------------  ------------  ------------
    Total Assets..................................    1,957,690        184,364         254,718     1,602,914       233,206
                                                   ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................      193,164             --           5,601       126,578            --
  Investment Securities Purchased.................        1,220             --             910         3,744           370
  Fund Shares Redeemed............................        1,244             --             134           415             1
  Due to Advisor..................................          636             50             117           479             3
Unrealized Loss on Foreign Currency
 Contracts........................................           --             --               1             2            --
Accrued Expenses and Other Liabilities............          145              3              19           165             2
                                                   ------------   ------------    ------------  ------------  ------------
    Total Liabilities.............................      196,409             53           6,782       131,383           376
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $1,761,281; $184,311; $247,936; $1,471,531
 and $232,830 and shares outstanding of
 164,879,464; 18,452,164; 21,127,009;
 151,102,638 and 18,168,715, respectively......... $      10.68   $       9.99    $      11.74  $       9.74  $      12.81
                                                   ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                   ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost............................................. $         --   $    190,687    $         --  $         --  $    239,239
                                                   ============   ============    ============  ============  ============
Investments at Cost............................... $  1,675,856   $         --    $    233,578  $  1,506,270  $         --
                                                   ============   ============    ============  ============  ============
Foreign Currencies at Cost........................ $      2,807   $         --    $      1,440  $      1,827  $         --
                                                   ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $  1,676,547   $    193,442    $    246,575  $  1,520,956  $    241,474
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................       10,258            678           1,022         8,000           (14)
Accumulated Net Realized Gain (Loss)..............        2,719         (3,416)        (11,795)      (11,639)       (2,019)
Net Unrealized Foreign Exchange Gain (Loss).......          310            (13)             35           190            --
Net Unrealized Appreciation (Depreciation)........       71,447         (6,380)         12,099       (45,976)       (6,611)
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    264,288  $  4,465,870  $  5,082,101  $   15,603,941
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          545            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,479            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................          156         3,247         2,003           4,207
  From Advisor..............................................           45            --            --              --
Unrealized Gain on Forward Currency Contracts...............            1            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           14           105            57             166
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      277,528     4,469,222     5,084,161      15,608,314
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................          154         2,517         3,311          40,594
  Due to Advisor............................................           --         1,454         1,849           5,010
  Futures Margin Variation..................................           76            --            --              --
Unrealized Loss on Forward Currency Contracts...............        1,432            --            --              --
Accrued Expenses and Other Liabilities......................            6           192           148             658
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................        1,668         4,163         5,308          46,262
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................          N/A           N/A           N/A  $        22.64
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $      12.94  $      22.32  $      18.89  $        22.76
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    258,819  $  3,862,556  $  5,227,167  $   17,951,232
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    272,053  $  4,069,400  $  5,140,446  $   19,150,276
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        1,004        (9,695)      (19,674)       (125,399)
Accumulated Net Realized Gain (Loss)........................       (1,586)     (198,005)      103,039      (1,115,844)
Net Unrealized Foreign Exchange Gain (Loss).................       (1,431)           45           108             310
Net Unrealized Appreciation (Depreciation)..................        5,820       603,314      (145,066)     (2,347,291)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............ $   16,142,500
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,167,918
Segregated Cash for Futures Contracts.......................          5,866
Foreign Currencies at Value.................................         23,467
Cash........................................................        202,989
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,536
  Dividends, Interest and Tax Reclaims......................         19,421
  Securities Lending Income.................................          4,718
  Fund Shares Sold..........................................         46,301
  From Advisor..............................................             --
Unrealized Gain on Forward Currency Contracts...............              1
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................            263
                                                             --------------
    Total Assets............................................     17,615,981
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,167,918
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         31,238
  Fund Shares Redeemed......................................          7,844
  Due to Advisor............................................          7,261
  Futures Margin Variation..................................            326
Unrealized Loss on Forward Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................          2,684
                                                             --------------
    Total Liabilities.......................................      1,217,271
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $        17.05
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --
                                                             ==============
Investments at Cost......................................... $   16,691,911
                                                             ==============
Foreign Currencies at Cost.................................. $       23,093
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   17,672,619
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        (18,725)
Accumulated Net Realized Gain (Loss)........................       (712,853)
Net Unrealized Foreign Exchange Gain (Loss).................            184
Net Unrealized Appreciation (Depreciation)..................       (542,515)
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           Enhanced
                                                                          U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                           Company   Cap Equity Cap Value      Value
                                                                          Portfolio  Portfolio  Portfolio*   Portfolio
                                                                          ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $0, $4 and $0,
     respectively).......................................................        --         --  $ 201,938           --
    Interest.............................................................        --         --        223           --
    Income from Securities Lending.......................................        --         --      1,862           --
    Expenses Allocated from Affiliated Investment Company................        --         --     (8,481)          --
                                                                           --------   --------  ---------    ---------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................        --         --    195,542           --
                                                                           --------   --------  ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $28,
   respectively).........................................................        --   $  7,730         --    $  56,601
  Interest...............................................................  $    994         --         --           --
  Income from Securities Lending.........................................        --         95         --        3,996
                                                                           --------   --------  ---------    ---------
     Total Investment Income.............................................       994      7,825         --       60,597
                                                                           --------   --------  ---------    ---------
Fund Expenses
  Investment Management Fees.............................................       201        523     18,955       12,243
  Accounting & Transfer Agent Fees.......................................         7         21         46          200
  S&P 500(R) Fees........................................................         4         --         --           --
  Custodian Fees.........................................................         3          9         --           56
  Shareholder Servicing Fees --
  Class R1 Shares........................................................        --         --         --           17
  Class R2 Shares........................................................        --         --         --          174
  Filing Fees............................................................        11         18        107           71
  Shareholders' Reports..................................................         3          7        199          110
  Directors'/Trustees' Fees & Expenses...................................         1          3         64           29
  Professional Fees......................................................         2          6         17           58
  Other..................................................................         4         12         50          105
                                                                           --------   --------  ---------    ---------
     Total Expenses......................................................       236        599     19,438       13,063
                                                                           --------   --------  ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................        --         28     (7,582)          --
  Fees Paid Indirectly (Note C)..........................................        (1)        --         --           --
                                                                           --------   --------  ---------    ---------
  Net Expenses...........................................................       235        627     11,856       13,063
                                                                           --------   --------  ---------    ---------
  Net Investment Income (Loss)...........................................       759      7,198    183,686       47,534
                                                                           --------   --------  ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      (217)   (10,091)    94,446      179,003
    Futures..............................................................   (17,276)        --      7,533        1,705
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       484      2,036   (238,408)    (139,185)
    Futures..............................................................    17,228         --      3,166        2,421
                                                                           --------   --------  ---------    ---------
  Net Realized and Unrealized Gain (Loss)................................       219     (8,055)  (133,263)      43,944
                                                                           --------   --------  ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $    978   $   (857) $  50,423    $  91,478
                                                                           ========   ========  =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------  ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $35, $18, $24 and $8,
   respectively)..................................................... $  88,986  $ 137,208  $ 156,188   $ 34,972
  Income from Securities Lending.....................................     4,751      4,525      6,154      1,861
                                                                      ---------  ---------  ---------   --------
     Total Investment Income.........................................    93,737    141,733    162,342     36,833
                                                                      ---------  ---------  ---------   --------
Expenses
  Investment Management Fees.........................................    28,480     11,086     14,775      5,230
  Accounting & Transfer Agent Fees...................................       323        368        417        100
  Custodian Fees.....................................................        76         77         86         28
  Filing Fees........................................................        95        130        170         47
  Shareholders' Reports..............................................       149        104        129         56
  Directors'/Trustees' Fees & Expenses...............................        48         55         62         15
  Professional Fees..................................................        98        108        124         31
  Other..............................................................       182        196        225         60
                                                                      ---------  ---------  ---------   --------
     Total Expenses..................................................    29,451     12,124     15,988      5,567
                                                                      ---------  ---------  ---------   --------
  Net Investment Income (Loss).......................................    64,286    129,609    146,354     31,266
                                                                      ---------  ---------  ---------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   263,736     27,339     31,128     41,600
    Futures..........................................................    22,223      3,994      4,534      1,179
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................  (205,889)  (169,214)  (208,977)   (90,441)
    Futures..........................................................     7,853      3,532      3,968        913
                                                                      ---------  ---------  ---------   --------
  Net Realized and Unrealized Gain (Loss)............................    87,923   (134,349)  (169,347)   (46,749)
                                                                      ---------  ---------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations...... $ 152,209  $  (4,740) $ (22,993)  $(15,483)
                                                                      =========  =========  =========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $18, $5, $0 and
   $4,503, respectively).......................................   $  79,050     $  32,522    $170,012    $  46,912
  Income from Securities Lending...............................       8,501         3,110         269        1,470
                                                                  ---------     ---------    --------    ---------
     Total Investment Income...................................      87,551        35,632     170,281       48,382
                                                                  ---------     ---------    --------    ---------
Expenses
  Investment Management Fees...................................      18,642        11,861       5,584        3,821
  Accounting & Transfer Agent Fees.............................         300           136         186           93
  Custodian Fees...............................................          72            38          35          146
  Filing Fees..................................................          65            38          59           35
  Shareholders' Reports........................................         135            68         113           68
  Directors'/Trustees' Fees & Expenses.........................          44            20          27           13
  Professional Fees............................................          88            42          56           40
  Other........................................................         156            80         107           70
                                                                  ---------     ---------    --------    ---------
     Total Expenses............................................      19,502        12,283       6,167        4,286
                                                                  ---------     ---------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................          --            --        (254)          --
  Fees Paid Indirectly (Note C)................................          --            --          --          (10)
                                                                  ---------     ---------    --------    ---------
  Net Expenses.................................................      19,502        12,283       5,913        4,276
                                                                  ---------     ---------    --------    ---------
  Net Investment Income (Loss).................................      68,049        23,349     164,368       44,106
                                                                  ---------     ---------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................     159,673       154,845      11,374      (13,530)
    Futures....................................................       3,279        (1,164)      2,614        1,001
    Foreign Currency Transactions..............................          --            --          --          152
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................    (207,290)     (191,278)    150,494      (94,577)
    Futures....................................................       5,064         2,178       1,535          742
    Translation of Foreign Currency Denominated Amounts........          --            --          --          536
                                                                  ---------     ---------    --------    ---------
  Net Realized and Unrealized Gain (Loss)......................     (39,274)      (35,419)    166,017     (105,676)
                                                                  ---------     ---------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $  28,775     $ (12,070)   $330,385    $ (61,570)
                                                                  =========     =========    ========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            International  Japanese  Asia Pacific
                                                                              International     Small       Small       Small
                                                                               Core Equity     Company     Company     Company
                                                                                Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                              ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $9,818, $519 and $92,
     respectively)...........................................................          --     $127,132     $ 4,682     $ 3,183
    Income from Securities Lending...........................................          --       13,208         414         417
    Expenses Allocated from Affiliated Investment Companies..................          --       (5,569)       (272)       (133)
                                                                                ---------     --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..............................................................          --      134,771       4,824       3,467
                                                                                ---------     --------     -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $19,578, $0, $0 and $0,
   respectively).............................................................   $ 213,337           --          --          --
  Interest...................................................................          --           60          --          --
  Income from Securities Lending.............................................      12,772           --          --          --
                                                                                ---------     --------     -------     -------
     Total Investment Income.................................................     226,109           60          --          --
                                                                                ---------     --------     -------     -------
Fund Expenses
  Investment Management Fees.................................................      24,915       18,046       1,079         516
  Accounting & Transfer Agent Fees...........................................         406           28           3           2
  Custodian Fees.............................................................         731            1          --          --
  Filing Fees................................................................         212           53           9           9
  Shareholders' Reports......................................................         175          135           3           3
  Directors'/Trustees' Fees & Expenses.......................................          60           38           2           1
  Professional Fees..........................................................         126           27           1          --
  Other......................................................................         296           38           2           2
                                                                                ---------     --------     -------     -------
     Total Expenses..........................................................      26,921       18,366       1,099         533
                                                                                ---------     --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................          --           --        (216)       (103)
  Fees Paid Indirectly (Note C)..............................................         (45)          --          --          --
                                                                                ---------     --------     -------     -------
  Net Expenses...............................................................      26,876       18,366         883         430
                                                                                ---------     --------     -------     -------
  Net Investment Income (Loss)...............................................     199,233      116,465       3,941       3,037
                                                                                ---------     --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     (54,465)      73,364       4,562      (4,251)
    Futures..................................................................      10,009        6,570          --          --
    Foreign Currency Transactions............................................        (646)          68          11          82
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (124,486)      85,173      (6,674)     20,913
    Futures..................................................................       1,194        3,496           1          --
    Translation of Foreign Currency Denominated Amounts......................       2,802        1,762         283           2
                                                                                ---------     --------     -------     -------
  Net Realized and Unrealized Gain (Loss)....................................    (165,592)     170,433      (1,817)     16,746
                                                                                ---------     --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..............   $  33,641     $286,898     $ 2,124     $19,783
                                                                                =========     ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA
                                                                      Kingdom   Continental International DFA Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................  $   791     $ 3,025           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $ 57,136
    Income from Securities Lending..................................       18         561           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (179)          --           --
                                                                      -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      790       3,407           --       57,136
                                                                      -------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................       --          --     $ 72,140       27,875
  Interest..........................................................       --          --           --           22
  Income from Securities Lending....................................       --          --        1,043          101
                                                                      -------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       73,183       27,998
                                                                      -------     -------     --------     --------
Fund Expenses
  Investment Management Fees........................................       81         714        4,437        4,099
  Accounting & Transfer Agent Fees..................................        1           2          106           39
  Custodian Fees....................................................       --          --          177            9
  Filing Fees.......................................................        8          11           31           59
  Shareholders' Reports.............................................        1           3           55           88
  Directors'/Trustees' Fees & Expenses..............................       --           1           15           17
  Professional Fees.................................................        1          --           39           12
  Other.............................................................        1           3           59            9
                                                                      -------     -------     --------     --------
     Total Expenses.................................................       93         734        4,919        4,332
                                                                      -------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................      (17)       (143)          --       (2,805)
  Fees Paid Indirectly (Note C).....................................       --          --          (11)          --
                                                                      -------     -------     --------     --------
  Net Expenses......................................................       76         591        4,908        1,527
                                                                      -------     -------     --------     --------
  Net Investment Income (Loss)......................................      714       2,816       68,275       83,607
                                                                      -------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,509         824         (300)       2,003
    Affiliated Investment Companies Shares Sold.....................       --          --           --         (524)
    Futures.........................................................       --          50        1,792           --
    Foreign Currency Transactions...................................       (6)         (7)         215            6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................   (4,013)      8,945      215,380       30,278
    Affiliated Investment Companies Shares..........................       --          --           --      135,571
    Futures.........................................................       --           2          659           --
    Translation of Foreign Currency Denominated Amounts.............        3          14          464           --
                                                                      -------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................   (2,507)      9,828      218,210      167,334
                                                                      -------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................  $(1,793)    $12,644     $286,485     $250,941
                                                                      =======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................          --
    Income Distributions Received from Affiliated Investment
     Companies......................................................          --
    Income from Securities Lending..................................          --
    Expenses Allocated from Affiliated Investment Company...........          --
                                                                       ---------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................          --
                                                                       ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................   $ 176,074
  Interest..........................................................          --
  Income from Securities Lending....................................      12,842
                                                                       ---------
     Total Fund Investment Income...................................     188,916
                                                                       ---------
Fund Expenses
  Investment Management Fees........................................      38,979
  Accounting & Transfer Agent Fees..................................         345
  Custodian Fees....................................................         936
  Filing Fees.......................................................          94
  Shareholders' Reports.............................................         179
  Directors'/Trustees' Fees & Expenses..............................          51
  Professional Fees.................................................         110
  Other.............................................................         265
                                                                       ---------
     Total Expenses.................................................      40,959
                                                                       ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................          --
  Fees Paid Indirectly (Note C).....................................         (11)
                                                                       ---------
  Net Expenses......................................................      40,948
                                                                       ---------
  Net Investment Income (Loss)......................................     147,968
                                                                       ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     300,489
    Affiliated Investment Companies Shares Sold.....................          --
    Futures.........................................................      14,562
    Foreign Currency Transactions...................................       4,711
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (287,797)
    Affiliated Investment Companies Shares..........................          --
    Futures.........................................................       5,700
    Translation of Foreign Currency Denominated Amounts.............       2,392
                                                                       ---------
  Net Realized and Unrealized Gain (Loss)...........................      40,057
                                                                       ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $ 188,025
                                                                       =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          World ex U.S.
                                                                 International  World ex    Targeted    World ex U.S. World Core
                                                                 Vector Equity U.S. Value     Value      Core Equity    Equity
                                                                   Portfolio   Portfolio*  Portfolio*     Portfolio   Portfolio*
                                                                 ------------- ---------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $199,
     $0, $0 and $0, respectively)...............................         --     $ 2,089          --             --          --
    Income Distributions Received from Affiliated Investment
     Companies..................................................         --         307          --             --     $ 2,039
    Income from Securities Lending..............................         --         103          --             --          --
    Expenses Allocated from Affiliated Investment
     Companies..................................................         --        (141)         --             --          --
                                                                    -------     -------      ------        -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies......................................         --       2,358          --             --       2,039
                                                                    -------     -------      ------        -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,173, $0,
   $247, $1,679 and $0, respectively)...........................    $24,179          --      $3,077        $17,280           1
  Interest......................................................         --          --          --              2          --
  Income from Securities Lending................................      1,690          --         152          1,124          --
                                                                    -------     -------      ------        -------     -------
     Total Investment Income....................................     25,869          --       3,229         18,406           1
                                                                    -------     -------      ------        -------     -------
Fund Expenses
  Investment Management Fees....................................      3,629         363         637          2,503         312
  Accounting & Transfer Agent Fees..............................         52           2           9             39           2
  Custodian Fees................................................        117           4         116            235          --
  Filing Fees...................................................         40          11          25             33          16
  Shareholders' Reports.........................................         37           2           3             21           1
  Directors'/Trustees' Fees & Expenses..........................          7           1           1              5           1
  Professional Fees.............................................         14           3           4             16           1
  Other.........................................................         42           1           9             27           2
                                                                    -------     -------      ------        -------     -------
     Total Expenses.............................................      3,938         387         804          2,879         335
                                                                    -------     -------      ------        -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --        (177)         --             63        (290)
  Fees Paid Indirectly (Note C).................................         (6)         --          --             (7)         --
                                                                    -------     -------      ------        -------     -------
  Net Expenses..................................................      3,932         210         804          2,935          45
                                                                    -------     -------      ------        -------     -------
  Net Investment Income (Loss)..................................     21,937       2,148       2,425         15,471       1,995
                                                                    -------     -------      ------        -------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................         --         256          --             --       1,313
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................      3,292          --         894         (1,582)         --
    Affiliated Investment Companies Shares Sold.................         --      (3,128)         --             --      (2,462)
    Futures.....................................................        182          68          --           (629)         --
    Foreign Currency Transactions...............................          5          33           5             12          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     (4,913)      7,295       3,450         10,477          --
    Affiliated Investment Companies Shares......................         --      (6,409)         --             --          (4)
    Futures.....................................................         --          18          --             --          --
    Translation of Foreign Currency Denominated
     Amounts....................................................        329          24          37            203          --
                                                                    -------     -------      ------        -------     -------
  Net Realized and Unrealized Gain (Loss).......................     (1,105)     (1,843)      4,386          8,481      (1,153)
                                                                    -------     -------      ------        -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................    $20,832     $   305      $6,811        $23,952     $   842
                                                                    =======     =======      ======        =======     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING    EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS   MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE       EQUITY
                                                                     PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*  PORTFOLIO
                                                                   ------------- ---------- ---------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $4,671,
     $3,463, $14,773 and $0, respectively)........................         --     $ 35,908   $ 41,469  $ 113,511          --
    Income Distributions Received from Affiliated Investment
     Companies....................................................    $ 2,292           --         --         --          --
    Interest......................................................         --           10         --         --          --
    Income from Securities Lending................................         --        3,434     18,287     15,897          --
    Expenses Allocated from Affiliated Investment Companies.......         --       (3,379)    (6,325)   (11,118)         --
                                                                      -------     --------   --------  ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      2,292       35,973     53,431    118,290          --
                                                                      -------     --------   --------  ---------   ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $15,472, respectively).........................................         --           --         --         --   $ 126,521
  Interest........................................................         16           --         --         --          25
  Income from Securities Lending..................................         --           --         --         --      24,552
                                                                      -------     --------   --------  ---------   ---------
     Total Fund Investment Income.................................         16           --         --         --     151,098
                                                                      -------     --------   --------  ---------   ---------
FUND EXPENSES
  Investment Management Fees......................................        369       10,419     15,128     34,755      39,526
  Accounting & Transfer Agent Fees................................          2           14         15         45         411
  Custodian Fees..................................................          1           --         --         --       3,121
  Shareholder Servicing Fees --
    Class R2 Shares...............................................         --           --         --         87          --
  Filing Fees.....................................................         14           55         41         95         183
  Shareholders' Reports...........................................          3           86         58        153         238
  Directors'/Trustees' Fees & Expenses............................          1           18         20         59          60
  Professional Fees...............................................          1            5          6         18         252
  Other...........................................................          2           19         21         53         345
                                                                      -------     --------   --------  ---------   ---------
     Total Expenses...............................................        393       10,616     15,289     35,265      44,136
                                                                      -------     --------   --------  ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (364)      (2,084)    (4,655)    (6,951)         --
  Fees Paid Indirectly (Note C)...................................         --           --         --         --         (61)
                                                                      -------     --------   --------  ---------   ---------
  Net Expenses....................................................         29        8,532     10,634     28,314      44,075
                                                                      -------     --------   --------  ---------   ---------
  NET INVESTMENT INCOME (LOSS)....................................      2,279       27,441     42,797     89,976     107,023
                                                                      -------     --------   --------  ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................      2,164           --         --         --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................         (2)     (77,243)   111,354   (154,950)   (229,453)
    Affiliated Investment Companies Shares Sold...................       (827)          --         --         --          --
    Futures.......................................................        457          841      2,692      3,540      10,672
    Foreign Currency Transactions.................................     (1,889)         857        488        385      (1,273)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................         --      127,702     59,663    693,722     621,227
    Affiliated Investment Companies Shares........................     (1,585)          --         --         --          --
    Futures.......................................................       (401)       1,109        737      1,999       6,522
    Translation of Foreign Currency Denominated Amounts...........     (1,539)         189        573        144         744
                                                                      -------     --------   --------  ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (3,622)      53,455    175,507    544,840     408,439
                                                                      -------     --------   --------  ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $(1,343)    $ 80,896   $218,304  $ 634,816   $ 515,462
                                                                      =======     ========   ========  =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large  U.S. Large Cap Equity    U.S. Large Cap Value
                                                  Company Portfolio         Portfolio                Portfolio
                                                --------------------  ---------------------  ------------------------
                                                Six Months    Year    Six Months     Year    Six Months       Year
                                                   Ended     Ended       Ended      Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                   2016       2015       2016        2015       2016          2015
                                                ----------- --------  ----------- ---------  -----------  -----------
                                                (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    759   $  1,130   $   7,198  $   9,255  $   183,686  $   317,704
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................      (217)     4,580     (10,091)    (1,560)      94,446      681,400
   Futures.....................................   (17,276)    15,372          --        (12)       7,533          (35)
   Foreign Currency Transactions...............        --        629          --         --           --           --
   In-Kind Redemptions.........................        --         --          --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................       484     (4,379)      2,036     (4,105)    (238,408)    (815,432)
   Futures.....................................    17,228     (6,271)         --         --        3,166            4
   Translation of Foreign Currency
    Denominated Amounts........................        --       (191)         --         --           --           --
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................       978     10,870        (857)    13,602       50,423      183,641
                                                 --------   --------   ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (658)      (799)     (7,578)    (8,112)    (185,461)    (302,945)
  Net Short-Term Gains:
   Institutional Class Shares..................    (3,529)   (10,591)         --       (285)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................    (9,801)   (16,610)         --       (266)    (643,970)     (86,223)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Distributions.......................   (13,988)   (28,000)     (7,578)    (8,663)    (829,431)    (389,168)
                                                 --------   --------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    30,520     39,673     182,068    595,263    2,234,302    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................    12,337     24,405       7,488      8,492      775,568      359,045
  Shares Redeemed..............................   (32,085)   (60,026)   (125,135)  (184,505)  (1,618,427)  (3,209,154)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    10,772      4,052      64,421    419,250    1,391,443      866,481
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (2,238)   (13,078)     55,986    424,189      612,435      660,954
Net Assets
  Beginning of Period..........................   203,641    216,719     699,144    274,955   15,807,935   15,146,981
                                                 --------   --------   ---------  ---------  -----------  -----------
  End of Period................................  $201,403   $203,641   $ 755,130  $ 699,144  $16,420,370  $15,807,935
                                                 ========   ========   =========  =========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     2,596      3,122      14,860     46,215       74,094      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................     1,056      2,085         590        675       24,897       10,996
  Shares Redeemed..............................    (2,797)    (4,848)    (10,260)   (14,242)     (53,048)     (95,477)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       855        359       5,190     32,648       45,943       26,304
                                                 ========   ========   =========  =========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    149   $     48   $     961  $   1,341  $    28,147  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value      U.S. Small Cap Value
                                                       Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                                -----------------------  ------------------------  ---------------------------
                                                Six Months      Year     Six Months       Year     Six Months         Year
                                                   Ended       Ended        Ended        Ended        Ended          Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2016         2015        2016          2015        2016            2015
                                                ----------- -----------  -----------  -----------  -----------    -----------
                                                (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   47,534  $    81,463  $    64,286  $   140,359  $   129,609    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    179,003      315,026      263,736      522,294       27,339        164,919
   Futures.....................................      1,705         (296)      22,223       (2,510)       3,994             --
   In-Kind Redemptions.........................         --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................   (139,185)    (527,329)    (205,889)  (1,025,518)    (169,214)       (56,468)
   Futures.....................................      2,421           --        7,853           --        3,532             --
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     91,478     (131,136)     152,209     (352,745)      (4,740)       366,896
                                                ----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (281)        (374)          --           --           --             --
   Class R2 Shares.............................     (1,191)      (1,058)          --           --           --             --
   Institutional Class Shares..................    (49,831)     (74,793)     (85,785)    (130,190)    (135,733)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares.............................        (54)         (49)          --           --           --             --
   Class R2 Shares.............................       (202)        (144)          --           --           --             --
   Institutional Class Shares..................     (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,571)      (1,235)          --           --           --             --
   Class R2 Shares.............................     (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares..................   (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (347,752)    (323,484)    (573,133)    (557,305)    (295,885)      (249,767)
                                                ----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,193,991    2,861,668    1,811,886    2,562,626    2,209,508      4,137,187
  Shares Issued in Lieu of Cash
   Distributions...............................    323,417      306,474      514,241      501,839      283,130        236,854
  Shares Redeemed..............................   (712,994)  (1,140,962)  (1,121,705)  (1,986,459)  (1,567,127)    (1,996,226)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    804,414    2,027,180    1,204,422    1,078,006      925,511      2,377,815
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    548,140    1,572,560      783,498      167,956      624,886      2,494,944
Net Assets
  Beginning of Period..........................  7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                ----------  -----------  -----------  -----------   -----------   -----------
  End of Period................................ $7,711,607  $ 7,163,467  $12,463,760  $11,680,262  $13,900,660    $13,275,774
                                                ==========  ===========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     61,626      127,780       61,708       73,971      131,198        230,659
  Shares Issued in Lieu of Cash
   Distributions...............................     16,185       14,559       16,670       15,227       16,459         13,516
  Shares Redeemed..............................    (36,136)     (51,364)     (37,394)     (57,511)     (93,368)      (111,260)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     41,675       90,975       40,984       31,688       54,289        132,915
                                                ==========  ===========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    4,275  $     8,044  $   (15,311) $     6,188  $    15,501    $    21,625

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2016            2015         2016           2015          2016          2015
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   146,354    $   239,037   $   31,266     $   54,509    $    68,049  $   112,326
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      31,128        305,920       41,600        127,309        159,673      532,485
   Futures................................       4,534          1,793        1,179           (811)         3,279           --
   In-Kind Redemptions....................          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (208,977)      (307,072)     (90,441)      (193,154)      (207,290)    (457,527)
   Futures................................       3,968             --          913             --          5,064           --
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     (22,993)       239,678      (15,483)       (12,147)        28,775      215,538
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (152,072)      (228,075)     (32,088)       (51,799)       (71,234)    (105,110)
  Net Short-Term Gains:
   Institutional Class Shares.............          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
   Institutional Class Shares.............    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (448,133)      (317,932)    (151,676)      (160,844)      (576,361)    (373,422)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,140,378      4,082,819      499,449        848,464      2,232,612    2,815,856
  Shares Issued in Lieu of Cash
   Distributions..........................     442,025        313,194      150,672        159,804        542,920      351,264
  Shares Redeemed.........................  (1,525,208)    (2,036,371)    (436,346)      (685,067)      (966,043)  (1,640,410)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,057,195      2,359,642      213,775        323,201      1,809,489    1,526,710
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................     586,069      2,281,388       46,616        150,210      1,261,903    1,368,826
Net Assets
  Beginning of Period.....................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $15,786,633    $15,200,564   $3,698,145     $3,651,529    $11,878,445  $10,616,542
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     134,290        234,298       33,888         51,015         79,363       90,041
  Shares Issued in Lieu of Cash
   Distributions..........................      26,988         18,413        9,872         10,033         18,896       11,800
  Shares Redeemed.........................     (95,136)      (116,908)     (29,409)       (41,495)       (34,064)     (52,277)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,142        135,803       14,351         19,553         64,195       49,563
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    19,716    $    25,434   $    3,632     $    4,454    $     4,582  $     7,767

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        DFA Real Estate Securities Large Cap International
                                               U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                               ----------------------   -------------------------  ----------------------
                                               Six Months      Year     Six Months       Year      Six Months     Year
                                                  Ended       Ended        Ended        Ended         Ended      Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                  2016         2015        2016          2015         2016        2015
                                               -----------  ----------  -----------  -----------   ----------- ----------
                                               (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   23,349   $   41,868  $  164,368   $   187,615   $   44,106  $   86,418
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    154,845      283,555      11,374       119,527      (13,530)    (50,887)
   Futures....................................     (1,164)      (2,258)      2,614            --        1,001         769
   Foreign Currency Transactions..............         --           --          --            --          152        (528)
   In-Kind Redemptions........................         --       12,861          --       258,319           --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (191,278)    (281,159)    150,494      (219,248)     (94,577)   (155,643)
   Futures....................................      2,178           --       1,535            --          742          --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --          --            --          536         142
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (12,070)      54,867     330,385       346,213      (61,570)    (86,530)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (27,839)     (39,933)   (136,053)     (220,092)     (35,640)    (85,101)
  Net Long-Term Gains:
   Institutional Class Shares.................   (267,818)    (278,652)         --            --           --          --
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions......................   (295,657)    (318,585)   (136,053)     (220,092)     (35,640)    (85,101)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...............................    448,101      657,708     573,816     1,268,079      632,296   1,019,845
  Shares Issued in Lieu of Cash
   Distributions..............................    274,006      296,069     132,798       216,090       31,591      76,483
  Shares Redeemed.............................   (478,857)    (711,995)   (507,751)   (1,664,857)    (448,106)   (902,210)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    243,250      241,782     198,863      (180,688)     215,781     194,118
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..................................    (64,477)     (21,936)    393,195       (54,567)     118,571      22,487
Net Assets
  Beginning of Period.........................  5,007,091    5,029,027   6,553,192     6,607,759    3,150,334   3,127,847
                                               ----------   ----------  ----------   -----------   ----------  ----------
  End of Period............................... $4,942,614   $5,007,091  $6,946,387   $ 6,553,192   $3,268,905  $3,150,334
                                               ==========   ==========  ==========   ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     26,503       33,975      17,478        38,538       33,489      48,288
  Shares Issued in Lieu of Cash
   Distributions..............................     15,457       16,153       3,962         6,758        1,638       3,639
  Shares Redeemed.............................    (28,044)     (36,869)    (15,438)      (51,930)     (23,479)    (42,081)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     13,916       13,259       6,002        (6,634)      11,648       9,846
                                               ==========   ==========  ==========   ===========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   (1,645)  $    2,845  $   28,195   $      (120)  $   17,008  $    8,542

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           International Core Equity   International Small    Japanese Small Company
                                                   Portfolio            Company Portfolio           Portfolio
                                           ------------------------  -----------------------  ---------------------
                                           Six Months       Year     Six Months      Year     Six Months     Year
                                              Ended        Ended        Ended       Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016          2015        2016         2015        2016        2015
                                           -----------  -----------  ----------- -----------  ----------- ---------
                                           (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   199,233  $   354,330  $  116,465  $   208,124   $  3,941   $   6,024
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............     (54,465)       4,776      73,364      376,613      4,562      12,888
   Futures................................      10,009           --       6,570       (4,583)        --          --
   Foreign Currency Transactions..........        (646)      (2,904)         68       (2,876)        11        (355)
   In-Kind Redemptions....................          --      163,544          --           --         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    (124,486)    (679,030)     85,173     (293,604)    (6,674)     20,984
   Futures................................       1,194           --       3,496          (22)         1          --
   Translation of Foreign Currency
    Denominated Amounts...................       2,802          330       1,762          344        283          68
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      33,641     (158,954)    286,898      283,996      2,124      39,609
                                           -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (123,398)    (367,607)   (152,110)    (208,535)    (6,534)     (7,758)
  Net Short-Term Gains:
   Institutional Class Shares.............          --           --          --      (27,069)        --          --
  Net Long-Term Gains:
   Institutional Class Shares.............          --           --    (207,859)    (250,320)        --          --
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Distributions..................    (123,398)    (367,607)   (359,969)    (485,924)    (6,534)     (7,758)
                                           -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................   3,391,637    5,383,645     921,008    1,961,417     15,541      20,159
  Shares Issued in Lieu of Cash
   Distributions..........................     116,649      349,000     347,693      472,853      6,058       7,251
  Shares Redeemed.........................  (2,071,801)  (3,080,058)   (885,943)  (1,753,367)   (54,542)   (103,454)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,436,485    2,652,587     382,758      680,903    (32,943)    (76,044)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................   1,346,728    2,126,026     309,687      478,975    (37,353)    (44,193)
Net Assets
  Beginning of Period.....................  14,420,568   12,294,542   9,323,492    8,844,517    463,997     508,190
                                           -----------  -----------  ----------  -----------   --------   ---------
  End of Period........................... $15,767,296  $14,420,568  $9,633,179  $ 9,323,492   $426,644   $ 463,997
                                           ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     309,216      449,331      55,466      110,551        771       1,017
  Shares Issued in Lieu of Cash
   Distributions..........................      10,363       29,177      20,392       28,178        298         406
  Shares Redeemed.........................    (188,568)    (256,979)    (53,153)     (99,058)    (2,730)     (5,278)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     131,011      221,528      22,705       39,671     (1,661)     (3,855)
                                           ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    93,136  $    17,301  $     (997) $    34,648   $ (1,096)  $   1,497

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2016          2015         2016       2015      2016         2015
                                                -----------    ---------   ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  3,037     $   9,355      $   714   $ 1,058   $  2,816     $  4,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    (4,251)       (2,042)       1,509     2,661        824        7,314
   Futures.....................................        --            --           --        --         50         (267)
   Foreign Currency Transactions...............        82          (202)          (6)        3         (7)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    20,913       (43,082)      (4,013)     (569)     8,945        7,186
   Futures.....................................        --            --           --        --          2            3
   Translation of Foreign Currency
    Denominated Amounts........................         2            (3)           3         1         14           (4)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    19,783       (35,974)      (1,793)    3,154     12,644       19,048
                                                 --------      ---------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (7,760)      (16,487)        (977)   (1,011)    (1,158)      (4,771)
  Net Short-Term Gains:
   Institutional Class Shares..................        --            --           --       (57)        --           --
  Net Long-Term Gains:
   Institutional Class Shares..................        --            --       (1,632)   (2,151)        --           --
                                                 --------      ---------     -------   -------   --------      --------
     Total Distributions.......................    (7,760)      (16,487)      (2,609)   (3,219)    (1,158)      (4,771)
                                                 --------      ---------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    17,508        13,081        1,285     4,028     30,396      112,313
  Shares Issued in Lieu of Cash
   Distributions...............................     6,990        15,524        2,125     2,521        877        4,167
  Shares Redeemed..............................    (7,860)     (139,991)      (4,153)   (5,897)    (9,003)     (21,694)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    16,638      (111,386)        (743)      652     22,270       94,786
                                                 --------      ---------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    28,661      (163,847)      (5,145)      587     33,756      109,063
Net Assets
  Beginning of Period..........................   200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------      ---------     -------   -------   --------      --------
  End of Period................................  $228,931     $ 200,270      $30,492   $35,637   $311,780     $278,024
                                                 ========      =========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................       976           643           40       117      1,505        5,532
  Shares Issued in Lieu of Cash
   Distributions...............................       387           792           65        78         42          199
  Shares Redeemed..............................      (422)       (6,841)        (132)     (167)      (443)      (1,061)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       941        (5,406)         (27)       28      1,104        4,670
                                                 ========      =========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $ (4,640)    $      83      $   (55)  $   207   $  1,906     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2016          2015          2016        2015        2016          2015
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   68,275    $  119,980    $   83,607  $  154,237  $   147,968  $   239,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............       (300)      (17,379)        2,003      (1,163)     300,489      203,049
   Affiliated Investment Companies
    Shares Sold...........................         --            --          (524)         --           --           --
   Futures................................      1,792            --            --          --       14,562       (5,555)
   Foreign Currency Transactions..........        215        (1,791)            6          --        4,711       (4,926)
   In-Kind Redemptions....................         --            --            --          --           --      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    215,380      (116,739)       30,278     (35,941)    (287,797)    (244,703)
   Affiliated Investment Companies
    Shares................................         --            --       135,571          --           --           --
   Futures................................        659            --            --          --        5,700           --
   Translation of Foreign Currency
    Denominated Amounts...................        464           284            --          --        2,392        1,015
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    286,485       (15,645)      250,941     117,133      188,025      381,815
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (60,576)     (182,724)      (97,767)   (124,281)    (210,523)    (224,376)
  Net Long-Term Gains:
   Institutional Class Shares.............         --            --            --          --     (182,540)    (207,080)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................    (60,576)     (182,724)      (97,767)   (124,281)    (393,063)    (431,456)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    428,823       886,775       591,784   1,347,820    1,184,366    2,629,814
  Shares Issued in Lieu of Cash
   Distributions..........................     60,055       181,249        93,708     121,908      355,562      392,052
  Shares Redeemed.........................   (246,365)     (417,939)     (423,155)   (708,136)  (1,068,123)  (2,079,421)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    242,513       650,085       262,337     761,592      471,805      942,445
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    468,422       451,716       415,511     754,444      266,767      892,804
Net Assets
  Beginning of Period.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $4,008,514    $3,540,092    $4,475,427  $4,059,916  $12,844,342  $12,577,575
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     85,359       166,717        57,372     127,842       66,117      135,446
  Shares Issued in Lieu of Cash
   Distributions..........................     12,306        34,991         9,151      11,884       19,385       21,362
  Shares Redeemed.........................    (48,881)      (79,211)      (41,141)    (67,340)     (59,324)    (107,415)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     48,784       122,497        25,382      72,386       26,178       49,393
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $ (213,899)   $ (221,598)   $   36,367  $   50,527  $   (17,792) $    44,763

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                               Portfolio                  Portfolio          Value Portfolio
                                                        --------------------------  --------------------  ---------------------
                                                        Six Months       Year       Six Months    Year    Six Months     Year
                                                           Ended        Ended          Ended     Ended       Ended      Ended
                                                         April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2016          2015          2016       2015       2016        2015
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   21,937    $   37,987     $  2,148   $  3,484   $   2,425  $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          256        169          --      1,932
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      3,292         5,992           --         --         894       (356)
   Affiliated Investment Companies Shares
    Sold...............................................         --            --       (3,128)     1,061          --    (13,958)
   Futures.............................................        182            --           68         --          --       (347)
   Foreign Currency Transactions.......................          5          (490)          33        (65)          5       (169)
   In-Kind Redemptions.................................         --        10,623           --         --          --         --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........     (4,913)      (79,483)       7,295    (16,458)      3,450      8,649
   Affiliated Investment Companies Shares..............         --            --       (6,409)        --          --     (6,911)
   Futures.............................................         --            --           18         --          --         --
   Translation of Foreign Currency Denominated
    Amounts............................................        329            54           24          7          37         (2)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     20,832       (25,317)         305    (11,802)      6,811     (7,202)
                                                        ----------     ----------    --------   --------   ---------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,568)      (36,861)      (1,987)    (3,283)     (1,413)    (3,896)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --        (1,236)          --         --          --         --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (5,716)      (10,949)          --         --          --       (408)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Distributions................................    (21,284)      (49,046)      (1,987)    (3,283)     (1,413)    (4,304)
                                                        ----------     ----------    --------   --------   ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................    492,438       757,055       43,610     65,656     120,103    204,717
  Shares Issued in Lieu of Cash Distributions..........     21,106        48,618        1,985      3,281       1,411      4,301
  Shares Redeemed......................................   (346,725)     (441,949)     (14,903)   (12,502)   (106,707)  (120,877)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    166,819       363,724       30,692     56,435      14,807     88,141
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Increase (Decrease) in Net Assets............    166,367       289,361       29,010     41,350      20,205     76,635
Net Assets
  Beginning of Period..................................  1,594,914     1,305,553      155,301    113,951     227,731    151,096
                                                        ----------     ----------    --------   --------   ---------  ---------
  End of Period........................................ $1,761,281    $1,594,914     $184,311   $155,301   $ 247,936  $ 227,731
                                                        ==========     ==========    ========   ========   =========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     49,424        68,272        4,713      6,010      11,384     17,665
  Shares Issued in Lieu of Cash Distributions..........      2,045         4,463          205        303         126        377
  Shares Redeemed......................................    (34,852)      (40,404)      (1,580)    (1,167)    (10,291)   (10,646)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     16,617        32,331        3,338      5,146       1,219      7,396
                                                        ==========     ==========    ========   ========   =========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   10,258    $    3,889     $    678   $    517   $   1,022  $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                     WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                            PORTFOLIO          WORLD CORE EQUITY PORTFOLIO   EQUITY PORTFOLIO
                                     ------------------------  --------------------------  ------------------------
                                     SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                        ENDED       ENDED         ENDED        ENDED          ENDED       ENDED
                                      APRIL 30,    OCT. 31,     APRIL 30,     OCT. 31,      APRIL 30,    OCT. 31,
                                        2016         2015         2016          2015          2016         2015
                                     -----------  ----------   -----------    --------     -----------   --------
                                     (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   15,471   $   19,993    $  1,995      $  2,788      $  2,279     $  3,745
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --           --       1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (1,582)         534          --            --            (2)          --
   Affiliated Investment
    Companies Shares Sold...........         --       (9,894)     (2,462)         (905)         (827)        (251)
   Futures..........................       (629)         171          --            --           457         (402)
   Foreign Currency
    Transactions....................         12         (238)         --            --        (1,889)       3,159
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     10,477      (56,453)         --        (4,000)           --           --
   Affiliated Investment
    Companies Shares................         --        2,100          (4)           --        (1,585)      (9,320)
   Futures..........................         --           --          --            --          (401)         701
   Translation of Foreign
    Currency Denominated
    Amounts.........................        203          (13)         --            --        (1,539)        (530)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     23,952      (43,800)        842        (1,946)       (1,343)      (2,429)
                                     ----------   ----------    --------       --------     --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (10,922)     (15,824)     (2,130)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares.......         --           --          --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares.......         --           --        (132)         (232)         (620)      (1,915)
                                     ----------   ----------    --------       --------     --------      --------
    Total Distributions.............    (10,922)     (15,824)     (2,262)       (2,911)       (7,068)      (6,883)
                                     ----------   ----------    --------       --------     --------      --------
Capital Share Transactions (1):
  Shares Issued.....................    493,082      946,814      54,396       143,661        61,211      130,229
  Shares Issued in Lieu of Cash
   Distributions....................     10,680       15,654       2,151         2,860         7,066        6,883
  Shares Redeemed...................   (216,089)    (138,664)    (24,952)      (14,716)      (29,112)     (29,970)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    287,673      823,804      31,595       131,805        39,165      107,142
                                     ----------   ----------    --------       --------     --------      --------
    Total Increase (Decrease) in
     Net Assets.....................    300,703      764,180      30,175       126,948        30,754       97,830
NET ASSETS
  Beginning of Period...............  1,170,828      406,648     202,655        75,707       245,106      147,276
                                     ----------   ----------    --------       --------     --------      --------
  End of Period..................... $1,471,531   $1,170,828    $232,830      $202,655      $275,860     $245,106
                                     ==========   ==========    ========       ========     ========      ========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     54,344       92,639       4,407        10,926         4,897        9,466
  Shares Issued in Lieu of Cash
   Distributions....................      1,124        1,533         170           220           552          532
  Shares Redeemed...................    (23,439)     (13,850)     (2,067)       (1,167)       (2,281)      (2,213)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     32,029       80,322       2,510         9,979         3,168        7,785
                                     ==========   ==========    ========       ========     ========      ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $    8,000   $    3,451    $   (14)      $    121      $  1,004     $  5,058

                                     EMERGING MARKETS PORTFOLIO
                                     -------------------------
                                     SIX MONTHS       YEAR
                                        ENDED        ENDED
                                      APRIL 30,     OCT. 31,
                                        2016          2015
                                     -----------  -----------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   27,441   $    82,136
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......    (77,243)      (98,317)
   Affiliated Investment
    Companies Shares Sold...........         --            --
   Futures..........................        841         2,417
   Foreign Currency
    Transactions....................        857        (2,155)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    127,702      (669,787)
   Affiliated Investment
    Companies Shares................         --            --
   Futures..........................      1,109             4
   Translation of Foreign
    Currency Denominated
    Amounts.........................        189           (93)
                                     ----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     80,896      (685,795)
                                     ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (42,898)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares.......         --            --
  Net Long-Term Gains:
   Institutional Class Shares.......         --            --
                                     ----------   -----------
    Total Distributions.............    (42,898)      (73,891)
                                     ----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................  1,018,927     2,348,904
  Shares Issued in Lieu of Cash
   Distributions....................     40,120        68,708
  Shares Redeemed...................   (953,516)   (1,410,094)
                                     ----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    105,531     1,007,518
                                     ----------   -----------
    Total Increase (Decrease) in
     Net Assets.....................    143,529       247,832
NET ASSETS
  Beginning of Period...............  4,321,530     4,073,698
                                     ----------   -----------
  End of Period..................... $4,465,059   $ 4,321,530
                                     ==========   ===========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     49,803        98,569
  Shares Issued in Lieu of Cash
   Distributions....................      1,892         3,055
  Shares Redeemed...................    (46,556)      (59,625)
                                     ----------   -----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,139        41,999
                                     ==========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $   (9,695)  $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                Cap Portfolio              Portfolio             Equity Portfolio
                                           ----------------------  ------------------------  ------------------------
                                           Six Months     Year     Six Months       Year     Six Months       Year
                                              Ended      Ended        Ended        Ended        Ended        Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                              2016        2015        2016          2015        2016          2015
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   42,797  $  109,144  $    89,976  $   362,517  $   107,023  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............    111,354      46,152     (154,950)    (409,296)    (229,453)    (327,586)
   Futures................................      2,692          --        3,540           --       10,672           --
   Foreign Currency Transactions..........        488      (4,493)         385       (7,810)      (1,273)      (8,472)
   In-Kind Redemptions....................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................     59,663    (681,504)     693,722   (3,279,764)     621,227   (2,517,402)
   Futures................................        737          --        1,999           --        6,522           --
   Translation of Foreign Currency
    Denominated Amounts...................        573        (237)         144          107          744         (300)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    218,304    (530,938)     634,816   (3,334,246)     515,462   (2,499,253)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares........................         --          --       (1,372)      (1,822)          --           --
   Institutional Class Shares.............    (76,615)    (99,603)    (238,505)    (349,391)    (143,500)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.............         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.............    (36,697)    (88,636)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (113,312)   (191,603)    (239,877)    (351,213)    (143,500)    (304,141)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    500,081   1,309,981    1,870,181    3,635,785    4,166,557    6,175,578
  Shares Issued in Lieu of Cash
   Distributions..........................    106,334     180,085      227,709      332,144      134,498      282,610
  Shares Redeemed.........................   (477,728)   (782,954)  (1,839,741)  (4,119,848)  (3,131,185)  (4,525,463)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    128,687     707,112      258,149     (151,919)   1,169,870    1,932,725
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    233,679     (15,429)     653,088   (3,837,378)   1,541,832     (870,669)
Net Assets
  Beginning of Period.....................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $5,078,853  $4,845,174  $15,562,052  $14,908,964  $16,398,710  $14,856,878
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     28,574      65,569       91,031      147,429      269,452      339,318
  Shares Issued in Lieu of Cash
   Distributions..........................      6,119       9,583       11,047       14,339        8,430       16,465
  Shares Redeemed.........................    (27,555)    (40,423)     (89,381)    (164,669)    (200,135)    (255,411)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      7,138      34,729       12,697       (2,901)      77,747      100,372
                                           ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $  (19,674) $   14,068  $  (125,399) $    24,502  $   (18,725) $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Enhanced U.S. Large Company Portfolio
                                                                   -----------------------------------------------------

                                                                   Six Months      Year      Year      Year      Year
                                                                      Ended       Ended     Ended     Ended     Ended
                                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2016         2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.54     $  13.65  $  11.70  $   9.29  $   8.15
                                                                    --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.04         0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......      0.04         0.53      1.94      2.42      1.20
                                                                    --------     --------  --------  --------  --------
   Total from Investment Operations...............................      0.08         0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.04)       (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains..............................................     (0.79)       (1.66)       --        --        --
                                                                    --------     --------  --------  --------  --------
   Total Distributions............................................     (0.83)       (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.79     $  12.54  $  13.65  $  11.70  $   9.29
================================================================== ===========   ========  ========  ========  ========
Total Return......................................................      0.71%(D)     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $201,403     $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets...........................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets..............      0.75%(E)     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate...........................................        76%(D)      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                                       U.S. Large Cap Equity Portfolio
                                                                   --------- --------------------------------------------
                                                                                                                    Period
                                                                     Year     Six Months      Year      Year       June 25,
                                                                    Ended        Ended       Ended     Ended      2013(a) to
                                                                   Oct. 31,    April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                     2011        2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period.............................. $   7.53   $  12.86      $  12.65  $  11.07   $  10.00
                                                                   --------   --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.07       0.13          0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.56      (0.18)         0.21      1.57       1.04
                                                                   --------   --------      --------  --------   --------
   Total from Investment Operations...............................     0.63      (0.05)         0.44      1.78       1.10
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.01)     (0.13)        (0.21)    (0.20)     (0.03)
  Net Realized Gains..............................................       --         --         (0.02)       --         --
                                                                   --------   --------      --------  --------   --------
   Total Distributions............................................    (0.01)     (0.13)        (0.23)    (0.20)     (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $   8.15   $  12.68      $  12.86  $  12.65   $  11.07
================================================================== ========  ===========    ========  ========  ==========
Total Return......................................................     8.41%     (0.35)%(D)     3.49%    16.19%     11.01%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $171,128   $755,130      $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets...........................     0.26%      0.18%(E)      0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.26%      0.17%(E)      0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.86%      2.06%(E)      1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...........................................      140%         8%(D)        12%        1%         0%(D)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. LARGE CAP VALUE PORTFOLIO
                                         ------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR         YEAR         YEAR        YEAR        YEAR
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED
                                            APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016            2015         2014         2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     33.27      $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                                         -----------      -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.37             0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.41)           (0.32)        4.02         7.38        3.04        0.70
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.....       (0.04)            0.37         4.58         7.85        3.45        1.03
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.37)           (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.....................       (1.35)           (0.19)          --           --          --          --
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total Distributions..................       (1.72)           (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     31.51      $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=======================================  ===========      ===========  ===========  ===========  ==========  ==========
Total Return............................       (0.02)%(D)        1.16%       15.49%       35.52%      18.14%       5.53%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $16,420,370      $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to Average Net
 Assets (B).............................        0.27% (E)        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)         0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.42%(E)         2.04%        1.75%        1.82%       1.99%       1.63%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              ----------------------------------------------------------
                                                              Six Months      Year      Year     Year     Year     Year
                                                                 Ended       Ended     Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016         2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 21.58     $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75
                                                                -------     -------   -------   ------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.26      0.18     0.27     0.15     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.04)      (0.61)     1.86     6.28     2.06     0.60
                                                                -------     -------   -------   ------  -------  -------
   Total from Investment Operations..........................      0.09       (0.35)     2.04     6.55     2.21     0.70
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.16)      (0.25)    (0.16)   (0.22)   (0.13)   (0.10)
  Net Realized Gains.........................................     (0.89)      (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                                -------     -------   -------   ------  -------  -------
   Total Distributions.......................................     (1.05)      (1.26)    (1.48)   (1.20)   (0.25)   (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 20.62     $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32
============================================================= ===========   ========  ======== ======== ======== ========
Total Return.................................................      0.57%(D)   (1.33)%    9.47%   40.39%   14.67%    4.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $33,422     $40,159   $16,971   $9,470  $49,423  $45,132
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%     0.47%    0.47%    0.48%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.29%(E)    1.15%     0.79%    1.42%    0.93%    0.61%
Portfolio Turnover Rate......................................         8%(D)      15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

                                                                     U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year      Year     Year     Year     Year
                                                                 Ended        Ended     Ended    Ended    Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016          2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  21.51     $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                                                               --------     --------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.11         0.23      0.15     0.19     0.13     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.03)       (0.61)     1.84     6.31     2.05     0.60
                                                               --------     --------   -------  -------  -------  -------
   Total from Investment Operations..........................      0.08        (0.38)     1.99     6.50     2.18     0.67
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.17)       (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
  Net Realized Gains.........................................     (0.89)       (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                               --------     --------   -------  -------  -------  -------
   Total Distributions.......................................     (1.06)       (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  20.53     $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
============================================================= ===========   ========   ======== ======== ======== ========
Total Return.................................................      0.51%(D)    (1.49)%    9.30%   40.10%   14.46%    4.50%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $151,938     $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      1.11%(E)     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate......................................         8%(D)       15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Targeted Value Portfolio-Institutional Class Shares
                                               -------------------------------------------------------------------------------
                                                Six Months        Year          Year         Year         Year         Year
                                                   Ended         Ended         Ended        Ended        Ended        Ended
                                                 April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                   2016           2015          2014         2013         2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    21.56     $     23.16   $     22.60  $     17.28  $     15.32  $     14.76
                                               ----------     -----------   -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13            0.29          0.21         0.24         0.17         0.12
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.03)          (0.61)         1.85         6.31         2.06         0.59
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total from Investment Operations...........       0.10           (0.32)         2.06         6.55         2.23         0.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)          (0.27)        (0.18)       (0.25)       (0.15)       (0.12)
  Net Realized Gains..........................      (0.89)          (1.01)        (1.32)       (0.98)       (0.12)       (0.03)
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total Distributions........................      (1.04)          (1.28)        (1.50)       (1.23)       (0.27)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    20.62     $     21.56   $     23.16  $     22.60  $     17.28  $     15.32
============================================== ===========    ===========   ===========  ===========  ===========  ===========
Total Return..................................       0.60%(D)       (1.20)%        9.58%       40.40%       14.78%        4.76%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,526,247     $ 6,987,896   $ 5,490,959  $ 4,180,974  $ 2,989,632  $ 2,487,929
Ratio of Expenses to Average Net Assets.......       0.37%(E)        0.37%         0.37%        0.37%        0.38%        0.38%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.36%(E)        1.28%         0.90%        1.25%        1.03%        0.71%
Portfolio Turnover Rate.......................          8%(D)          15%           10%          16%          20%          23%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       U.S. Small Cap Value Portfolio
                                               -----------------------------------------------------------------------------
                                                 Six Months        Year          Year        Year        Year        Year
                                                    Ended         Ended         Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2016           2015          2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     33.08     $     35.82   $     34.48  $    26.57  $    23.50  $    22.49
                                               -----------     -----------   -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.17            0.41          0.23        0.39        0.20        0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       (0.01)          (1.44)         2.93        9.41        3.38        1.00
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total from Investment Operations...........        0.16           (1.03)         3.16        9.80        3.58        1.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.23)          (0.38)        (0.22)      (0.37)      (0.18)      (0.15)
  Net Realized Gains..........................       (1.38)          (1.33)        (1.60)      (1.52)      (0.33)         --
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total Distributions........................       (1.61)          (1.71)        (1.82)      (1.89)      (0.51)      (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     31.63     $     33.08   $     35.82  $    34.48  $    26.57  $    23.50
============================================== ===========     ===========   ===========  ==========  ==========  ==========
Total Return..................................        0.62%(D)       (2.83)%        9.49%      39.35%      15.60%       5.13%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $12,463,760     $11,680,262   $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to Average Net Assets.......        0.52%(E)        0.52%         0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.13%(E)        1.18%         0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate.......................           7%(D)          17%            9%         14%         15%         14%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                                     ---------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year        Year
                                          Ended          Ended         Ended         Ended        Ended       Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                          2016            2015          2014          2013         2012        2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.90      $      17.71  $      15.74  $     12.11  $     10.78  $    10.18
                                     -----------      ------------  ------------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17              0.31          0.27         0.25         0.21        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.21)             0.26          2.02         3.62         1.32        0.59
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total from Investment
    Operations......................       (0.04)             0.57          2.29         3.87         1.53        0.76
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)            (0.30)        (0.25)       (0.24)       (0.20)      (0.16)
  Net Realized Gains................       (0.21)            (0.08)        (0.07)          --           --          --
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total Distributions..............       (0.39)            (0.38)        (0.32)       (0.24)       (0.20)      (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     17.47      $      17.90  $      17.71  $     15.74  $     12.11  $    10.78
===================================  ===========      ============  ============  ===========  ===========  ==========
Total Return........................       (0.19)%(D)         3.26%        14.72%       32.32%       14.29%       7.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $13,900,660      $ 13,275,774  $ 10,780,830  $ 7,566,179  $ 4,876,973  $3,731,411
Ratio of Expenses to Average Net
 Assets.............................        0.19%(E)          0.19%         0.19%        0.19%        0.19%       0.20%
Ratio of Net Investment Income to
 Average Net Assets.................        1.99%(E)          1.71%         1.61%        1.79%        1.79%       1.49%
Portfolio Turnover Rate.............           1%(D)             4%            5%           1%           3%          5%
------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                                     ----------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year         Year
                                          Ended          Ended         Ended         Ended        Ended        Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                          2016            2015          2014          2013         2012         2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.26      $      17.34  $      15.62  $     11.99  $     10.61  $     10.06
                                     -----------      ------------  ------------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.16              0.30          0.26         0.24         0.20         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.25)             0.02          1.86         3.73         1.36         0.54
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total from Investment
    Operations......................       (0.09)             0.32          2.12         3.97         1.56         0.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)            (0.28)        (0.24)       (0.24)       (0.18)       (0.15)
  Net Realized Gains................       (0.33)            (0.12)        (0.16)       (0.10)          --           --
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total Distributions..............       (0.50)            (0.40)        (0.40)       (0.34)       (0.18)       (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     16.67      $      17.26  $      17.34  $     15.62  $     11.99  $     10.61
===================================  ===========      ============  ============  ===========  ===========  ===========
Total Return........................       (0.45)%(D)         1.92%        13.78%       33.66%       14.81%        6.98%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,786,633      $ 15,200,564  $ 12,919,176  $ 9,989,564  $ 6,923,984  $ 5,819,906
Ratio of Expenses to Average Net
 Assets.............................        0.22%(E)          0.22%         0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to
 Average Net Assets.................        1.98%(E)          1.68%         1.55%        1.74%        1.74%        1.42%
Portfolio Turnover Rate.............           2%(D)             5%            6%           3%           5%           9%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. VECTOR EQUITY PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                            APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2016           2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    16.22      $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                                         ----------      ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13            0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.23)          (0.30)        1.62        4.03        1.32        0.46
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.10)          (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.14)          (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.....................      (0.53)          (0.53)       (0.22)      (0.02)         --          --
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.67)          (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.45      $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
=======================================  ===========     ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.56)%(D)      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,698,145      $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.79%(E)        1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.................          4%(D)          10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Small Cap Portfolio
                                -----------------------------------------------------------------------------  ---------------
                                  Six Months         Year         Year        Year        Year        Year       Six Months
                                     Ended          Ended        Ended       Ended       Ended       Ended          Ended
                                   April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                     2016            2015         2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)                                                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.84      $      31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.00
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18              0.35        0.26        0.35        0.25        0.18        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.29)             0.33        2.27        8.13        2.53        1.49       (0.15)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       (0.11)             0.68        2.53        8.48        2.78        1.67       (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)            (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.10)
  Net Realized Gains...........       (1.46)            (0.89)      (0.94)      (1.20)         --          --       (1.02)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........       (1.65)            (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     29.08      $      30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    17.82
=============================== ===========      ============  ==========  ==========  ==========  ==========  ===========
Total Return...................       (0.27)%(D)         2.34%       8.67%      39.03%      13.61%       8.76%      (0.26)%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,878,445      $ 10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $4,942,614
Ratio of Expenses to Average
 Net Assets....................        0.37%(E)          0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income
 to Average Net Assets.........        1.28%(E)          1.10%       0.86%       1.33%       1.14%       0.84%       0.98%(E)
Portfolio Turnover Rate........           4%(D)            11%          9%         10%         16%         23%          8%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                           U.S. Micro Cap Portfolio
                                -------------------------------------------------------------
                                    Year         Year        Year        Year        Year
                                   Ended        Ended       Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     20.10  $     19.64  $    14.84  $    13.24  $    12.25
                                -----------  -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.16         0.14        0.19        0.14        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.02         1.35        5.57        1.59        0.99
                                -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations.................        0.18         1.49        5.76        1.73        1.08
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.16)       (0.13)      (0.20)      (0.13)      (0.09)
  Net Realized Gains...........       (1.12)       (0.90)      (0.76)         --          --
                                -----------  -----------  ----------  ----------  ----------
   Total Distributions.........       (1.28)       (1.03)      (0.96)      (0.13)      (0.09)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.00  $     20.10  $    19.64  $    14.84  $    13.24
=============================== ===========  ===========  ==========  ==========  ==========
Total Return...................        1.11%        7.88%      41.34%      13.13%       8.85%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $ 5,007,091  $ 5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to Average
 Net Assets....................        0.52%        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income
 to Average Net Assets.........        0.82%        0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate........          14%          12%         11%         15%         14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  ---------------
                                      Six Months       Year        Year        Year        Year        Year       Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                         2016          2015        2014        2013        2012        2011          2016
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    33.04     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    20.36
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.82           0.90        0.72        0.67        0.57        0.40        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.81           0.95        4.62        1.95        2.74        1.93       (0.76)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.63           1.85        5.34        2.62        3.31        2.33       (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    33.99     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.65
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       4.96%(D)       5.89%      19.80%      10.28%      14.45%      11.09%      (2.37)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,946,387     $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,268,905
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.18%       0.22%       0.32%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.19%       0.23%       0.32%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       5.00%(E)       2.75%       2.48%       2.42%       2.29%       1.76%       2.89%(E)
Portfolio Turnover Rate.............          1%(D)          4%          0%          1%          0%          3%          3%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.59   $    22.20  $    18.33  $    17.91  $    19.42
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.58         0.75        0.58        0.60        0.63
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (1.24)       (0.62)       3.90        0.40       (1.53)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.66)        0.13        4.48        1.00       (0.90)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.36   $    21.59  $    22.20  $    18.33  $    17.91
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (3.10)%       0.47%      24.85%       5.89%      (4.86)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,150,334   $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to Average Net
 Assets.............................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.71%        3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate.............         10%           4%          5%          4%          3%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR         YEAR        YEAR         YEAR
                                              ENDED          ENDED         ENDED        ENDED       ENDED        ENDED
                                            APRIL 30,       OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                              2016            2015          2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     11.69      $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                                         -----------      -----------   -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.15             0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.18)           (0.45)        (0.43)        2.47        0.20       (0.89)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total from Investment Operations.....       (0.03)           (0.13)        (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
Net Investment Income...................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total Distributions..................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     11.56      $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
=======================================  ===========      ===========   ===========   ==========  ==========  ==========
Total Return............................       (0.28)%(D)       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,767,296      $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.80%(E)         2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.................           1%(D)            4%            7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              International Small Company Portfolio
                                           --------------------------------------------------------------------------
                                            Six Months       Year         Year        Year        Year         Year
                                               Ended        Ended        Ended       Ended       Ended        Ended
                                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                               2016          2015         2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $    17.78     $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                                           ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.22           0.41        0.42         0.42        0.38        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.29           0.12       (0.62)        4.16        0.39       (0.83)
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.......       0.51           0.53       (0.20)        4.58        0.77       (0.43)
------------------------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................      (0.29)         (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
  Net Realized Gains......................      (0.40)         (0.57)      (0.54)       (0.09)      (0.28)         --
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions....................      (0.69)         (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    17.60     $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return..............................       2.97%(D)       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,633,179     $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to Average Net
 Assets (B)...............................       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.58%(E)       2.30%       2.15%        2.47%       2.58%       2.37%
------------------------------------------------------------------------------------------------------------------------

                                                          Japanese Small Company Portfolio
                                           --------------------------------------------------------------
                                           Six Months      Year      Year      Year      Year      Year
                                              Ended       Ended     Ended     Ended     Ended     Ended
                                            April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                              2016         2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  20.46     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.18         0.25      0.24      0.26      0.29      0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.06)        1.36      0.13      4.21     (0.26)     1.08
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.12         1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
  Net Realized Gains......................        --           --        --        --        --        --
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  20.30     $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      0.61%(D)     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $426,644     $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to Average Net
 Assets (B)...............................      0.54%(E)     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.64%(E)     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment Income to Average
 Net Assets...............................      1.83%(E)     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Asia Pacific Small Company Portfolio
                                                    ----------------------------------------------------------------
                                                    Six Months       Year       Year      Year      Year       Year
                                                       Ended        Ended      Ended     Ended     Ended      Ended
                                                     April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                       2016          2015       2014      2013      2012       2011
-----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  19.06     $  22.88   $  24.82   $  23.22  $  23.04  $  25.64
                                                     --------     --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.27         0.75       0.83       1.01      0.87      0.85
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.40        (3.51)     (1.81)      1.37      0.58     (2.16)
                                                     --------     --------   --------   --------  --------  --------
   Total from Investment Operations................      1.67        (2.76)     (0.98)      2.38      1.45     (1.31)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
  Net Realized Gains...............................        --           --         --         --        --        --
                                                     --------     --------   --------   --------  --------  --------
   Total Distributions.............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  19.99     $  19.06   $  22.88   $  24.82  $  23.22  $  23.04
=================================================== ===========   ========   ========   ========  ========  ========
Total Return.......................................      9.19%(D)   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $228,931     $200,270   $364,117   $331,166  $238,191  $139,262
Ratio of Expenses to Average Net Assets (B)........      0.55%(E)     0.55%      0.55%      0.57%     0.59%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.65%(E)     0.57%      0.55%      0.57%     0.59%     0.60%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.94%(E)     3.67%      3.53%      4.26%     3.91%     3.34%
-----------------------------------------------------------------------------------------------------------------------

                                                               United Kingdom Small Company Portfolio
                                                    ----------------------------------------------------------
                                                    Six Months       Year     Year     Year     Year     Year
                                                       Ended        Ended    Ended    Ended    Ended    Ended
                                                     April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                       2016          2015     2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $ 35.50      $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                                                      -------      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.70         1.06     0.95     0.88     0.69     0.82
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (2.39)        1.95    (0.65)    9.17     4.47    (0.85)
                                                      -------      -------  -------  -------  -------  -------
   Total from Investment Operations................     (1.69)        3.01     0.30    10.05     5.16    (0.03)
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.97)       (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
  Net Realized Gains...............................     (1.63)       (2.38)   (0.41)      --       --       --
                                                      -------      -------  -------  -------  -------  -------
   Total Distributions.............................     (2.60)       (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................   $ 31.21      $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
=================================================== ===========    ======== ======== ======== ======== ========
Total Return.......................................     (5.00)%(D)    9.43%    0.73%   36.81%   22.82%   (0.28)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............   $30,492      $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to Average Net Assets (B)........      0.59%(E)     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.69%(E)     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment Income to Average Net
 Assets............................................      4.43%(E)     2.99%    2.50%    2.79%    2.83%    3.26%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                      Continental Small Company Portfolio
                               -----------------------------------------------------------------------------
                                 Six Months         Year         Year         Year         Year         Year
                                    Ended          Ended        Ended        Ended        Ended        Ended
                                  April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                    2016            2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period.......................  $  20.74        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                                --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................      0.20            0.43         0.42         0.37         0.39         0.39
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      0.63            1.38        (0.90)        5.78        (0.17)       (2.20)
                                --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations................      0.83            1.81        (0.48)        6.15         0.22        (1.81)
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                                --------        --------     --------     --------     --------     --------
   Total Distributions........     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $  21.49        $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
============================== ===========      ========     ========     ========     ========     ========
Total Return..................      4.02%(D)        9.37%       (2.68)%      42.99%        1.85%      (11.09)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $311,780        $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to Average
 Net Assets...................      0.54%(B)(E)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........      0.64%(B)(E)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets.......................      1.97%(E)        2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate.......       N/A(D)          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------

                                            DFA International Real Estate Securities Portfolio
                               --------------------------------------------------------------------------
                                Six Months        Year        Year        Year        Year         Year
                                   Ended         Ended       Ended       Ended       Ended        Ended
                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                   2016           2015        2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $     5.27     $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                               ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.10           0.19         0.22        0.22        0.27        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.29          (0.22)        0.19        0.25        0.75       (0.33)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.39          (0.03)        0.41        0.47        1.02       (0.03)
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total Distributions........      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     5.57     $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
============================== ===========    ==========   ==========  ==========  ==========  ==========
Total Return..................       7.61%(D)      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,008,514     $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to Average
 Net Assets...................       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       3.85%(E)       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate.......          0%(D)          2%           1%          5%          3%          7%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA Global Real Estate Securities Portfolio
                                --------------------------------------------------------------------------------------
                                   Six Months          Year           Year           Year           Year          Year
                                      Ended           Ended          Ended          Ended          Ended         Ended
                                    April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                      2016             2015           2014           2013           2012          2011
---------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.59        $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                                ----------        ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.21              0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.40             (0.09)          1.05           0.37           1.07         0.06
                                ----------        ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations.................       0.61              0.35           1.36           0.86           1.36         0.47
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains............         --                --             --             --             --           --
                                ----------        ----------     ----------     ----------     ----------     --------
   Total Distributions.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.95        $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
=============================== ===========       ==========     ==========     ==========     ==========     ========
Total Return...................       5.94%(D)          3.44%         14.98%          9.74%         17.33%        6.17%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,475,427        $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to Average
 Net Assets....................       0.24%(B)(E)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.38%(B)(E)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       4.08%(E)          4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate........          1%(D)             1%           N/A            N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                  DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------
                                  Six Months        Year         Year         Year        Year         Year
                                     Ended         Ended        Ended        Ended       Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                     2016           2015         2014         2013        2012         2011
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.44     $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                                -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.22            0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        0.02            0.22        (0.34)        5.21        0.61       (0.98)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.24            0.60         0.03         5.58        0.95       (0.64)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.32)          (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains............       (0.28)          (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.60)          (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.08     $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
=============================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return...................        1.39%(D)        3.31%        0.13%       37.79%       6.92%      (4.39)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,844,342     $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment Income
 to Average Net Assets.........        2.47%(E)        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate........          10%(D)          18%           8%           9%         18%         16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  International Vector Equity Portfolio
                                -----------------------------------------------------------------------   ----------------
                                 Six Months        Year         Year        Year       Year       Year      Six Months
                                    Ended         Ended        Ended       Ended      Ended      Ended         Ended
                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,     April 30,
                                    2016           2015         2014        2013       2012       2011         2016
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.76     $    11.26   $    11.75   $     9.33  $   9.34  $  10.28    $  10.28
                                ----------     ----------   ----------   ----------  --------  --------    --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.14           0.28         0.32         0.26      0.27      0.29        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.08)         (0.41)       (0.43)        2.44      0.14     (0.87)      (0.30)
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total from Investment
    Operations.................       0.06          (0.13)       (0.11)        2.70      0.41     (0.58)      (0.17)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.10)         (0.27)       (0.30)       (0.25)    (0.27)    (0.29)      (0.12)
  Net Realized Gains...........      (0.04)         (0.10)       (0.08)       (0.03)    (0.15)    (0.07)         --
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total Distributions.........      (0.14)         (0.37)       (0.38)       (0.28)    (0.42)    (0.36)      (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.68     $    10.76   $    11.26   $    11.75  $   9.33  $   9.34    $   9.99
=============================== ===========    ==========   ==========   ==========  ========  ========   ===========
Total Return...................       0.58%(D)      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%     (1.58)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,761,281     $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580    $184,311
Ratio of Expenses to Average
 Net Assets....................       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.53%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.76%(B)(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.72%(E)       2.50%        2.64%        2.51%     2.94%     2.73%       2.78%(E)
Portfolio Turnover Rate........          2%(D)          8%           8%           2%        5%       10%        N/A(D)
---------------------------------------------------------------------------------------------------------------------------

                                         World ex U.S. Value Portfolio
                                -----------------------------------------------------------
                                    Year         Year         Year        Year        Year
                                   Ended        Ended        Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014         2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.43     $  11.93     $   9.94     $  9.96     $ 11.35
                                --------     --------     --------     -------     -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................     0.30         0.42         0.29        0.29        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (1.18)       (0.50)        2.02       (0.05)      (1.35)
                                --------     --------     --------     -------     -------
   Total from Investment
    Operations.................    (0.88)       (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........    (0.27)       (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains...........       --           --           --          --       (0.08)
                                --------     --------     --------     -------     -------
   Total Distributions.........    (0.27)       (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $  10.28     $  11.43     $  11.93     $  9.94     $  9.96
=============================== ========     ========     ========     ========    ========
Total Return...................    (7.77)%      (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $155,301     $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average
 Net Assets....................     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income
 to Average Net Assets.........     2.69%        3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate........      N/A          N/A          N/A         N/A         N/A
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         World ex U.S. Targeted Value Portfolio
                                                   -------------------------------------------
                                                                                          Period
                                                   Six Months       Year      Year       Nov. 1,
                                                      Ended        Ended     Ended      2012(a) to
                                                    April 30,     Oct. 31,  Oct. 31,     Oct. 31,
                                                      2016          2015      2014         2013
------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  11.44     $  12.08   $  12.46   $ 10.00
                                                    --------     --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.12         0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.25        (0.58)     (0.22)     2.46
                                                    --------     --------   --------   -------
   Total from Investment Operations...............      0.37        (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.07)       (0.26)     (0.24)    (0.20)
 Net Realized Gains...............................        --        (0.03)     (0.15)       --
                                                    --------     --------   --------   -------
   Total Distributions............................     (0.07)       (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.74     $  11.44   $  12.08   $12.46$
=================================================  ===========   ========   ========  ==========
Total Return......................................      3.25%(D)    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $247,936     $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.73%(E)     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.73%(E)     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.21%(E)     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................        19%(D)        1%       N/A       N/A
------------------------------------------------------------------------------------------------------

                                                             World ex U.S. Core Equity Portfolio
                                                   -------------------------------------------------
                                                                                               Period
                                                     Six Months        Year        Year       April 9,
                                                        Ended         Ended       Ended      2013(a) to
                                                      April 30,      Oct. 31,    Oct. 31,     Oct. 31,
                                                        2016           2015        2014         2013
-----------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.83      $    10.49   $  10.77    $  10.00
                                                   ----------      ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.11            0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.12)          (0.72)     (0.27)       0.77
                                                   ----------      ----------   --------    --------
   Total from Investment Operations...............      (0.01)          (0.46)      0.01        0.95
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.08)          (0.20)     (0.28)      (0.18)
 Net Realized Gains...............................         --              --      (0.01)         --
                                                   ----------      ----------   --------    --------
   Total Distributions............................      (0.08)          (0.20)     (0.29)      (0.18)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.74      $     9.83   $  10.49    $  10.77
=================================================  ===========     ==========   ========   ==========
Total Return......................................      (0.06)%(D)      (4.50)%    (0.04)%      9.62%(D)
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,471,531      $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......       0.47%(E)        0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................       0.46%(E)        0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.47%(E)        2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................          1%(D)           1%       N/A         N/A
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  World Core Equity Portfolio
                                                                   ---------------------------------------------------
                                                                                                                 Period
                                                                   Six Months       Year      Year     Year     March 7,
                                                                      Ended        Ended     Ended    Ended    2012(a) to
                                                                    April 30,     Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,
                                                                      2016          2015      2014     2013       2012
------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.94     $  13.33   $ 12.71   $10.24    $10.00
                                                                    --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12         0.26      0.17     0.23      0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.12)       (0.35)     0.87     2.47      0.19
                                                                    --------     --------   -------   ------    ------
   Total from Investment Operations...............................        --        (0.09)     1.04     2.70      0.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.12)       (0.26)    (0.24)   (0.23)    (0.11)
  Net Realized Gains..............................................     (0.01)       (0.04)    (0.18)      --     (0.00)
                                                                    --------     --------   -------   ------    ------
   Total Distributions............................................     (0.13)       (0.30)    (0.42)   (0.23)    (0.11)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.81     $  12.94   $ 13.33   $12.71    $10.24
================================================================== ===========   ========   ======== ======== ==========
Total Return......................................................      0.03%(D)    (0.61)%    8.36%   26.77%     3.54%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $232,830     $202,655   $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).......................      0.35%(E)     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.63%(E)     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.92%(E)     1.95%     1.27%    2.01%     2.40%(C)(E)
------------------------------------------------------------------------------------------------------------------------------

                                                                            Selectively Hedged Global Equity Portfolio
                                                                   -----------------------------------------------------
                                                                                                                    Period
                                                                    Six Months       Year      Year      Year      Nov. 14,
                                                                       Ended        Ended     Ended     Ended     2011(a) to
                                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                                       2016          2015      2014      2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period..............................  $  13.50      $  14.20   $  13.63  $ 10.87   $ 10.00
                                                                    --------      --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12          0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.29)        (0.34)      0.76     2.65      0.87
                                                                    --------      --------   --------  -------   -------
   Total from Investment Operations...............................     (0.17)        (0.07)      1.03     2.89      1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.35)        (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains..............................................     (0.04)        (0.21)     (0.14)   (0.03)       --
                                                                    --------      --------   --------  -------   -------
   Total Distributions............................................     (0.39)        (0.63)     (0.46)   (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.94      $  13.50   $  14.20  $ 13.63   $ 10.87
================================================================== ===========    ========   ========  ======== ==========
Total Return......................................................     (1.25)%(D)    (0.34)%     7.83%   26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $275,860      $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).......................      0.34%(E)      0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.64%(E)      0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.85%(E)      1.93%      1.94%    1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Emerging Markets Portfolio
                                     --------------------------------------------------------------------------   --------------
                                      Six Months        Year        Year        Year        Year         Year      Six Months
                                         Ended         Ended       Ended       Ended       Ended        Ended         Ended
                                       April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     April 30,
                                         2016           2015        2014        2013        2012         2011         2016
---------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    22.17     $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    18.51
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.14           0.49         0.56        0.52        0.55        0.61         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.23          (4.54)       (0.20)       1.17        0.37       (2.53)        0.65
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.37          (4.05)        0.36        1.69        0.92       (1.92)        0.81
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.22)         (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.29)
  Net Realized Gains................         --             --        (0.16)      (0.28)      (1.04)      (1.77)       (0.14)
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.22)         (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.32     $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.89
===================================  ===========    ==========   ==========  ==========  ==========  ==========   ===========
Total Return........................       1.70%(D)     (15.24)%       1.33%       6.58%       4.08%      (6.82)%       4.59%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,465,059     $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $5,078,853
Ratio of Expenses to Average Net
 Assets (B).........................       0.57%(E)       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.67%(E)       0.60%        0.56%       0.57%       0.61%       0.61%        0.93%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.32%(E)       1.97%        2.11%       1.97%       2.14%       2.07%        1.84%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                           Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.42   $    21.10  $    20.33  $    19.85  $    24.26
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.43         0.43        0.40        0.40        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (2.53)        0.62        1.37        0.83       (3.67)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (2.10)        1.05        1.77        1.23       (3.25)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.41)       (0.40)      (0.39)      (0.35)      (0.40)
  Net Realized Gains................      (0.40)       (0.33)      (0.61)      (0.40)      (0.76)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.81)       (0.73)      (1.00)      (0.75)      (1.16)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    18.51   $    21.42  $    21.10  $    20.33  $    19.85
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (9.88)%       5.12%       8.92%       6.71%     (14.03)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,845,174   $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to Average Net
 Assets (B).........................       0.73%        0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.78%        0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment Income to
 Average Net Assets.................       2.16%        2.02%       1.91%       2.01%       1.86%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Emerging Markets Value Portfolio-Class R2 Shares
                                         ------------------------------------------------------------
                                         Six Months      Year      Year      Year      Year     Year
                                            Ended       Ended     Ended     Ended     Ended    Ended
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                            2016         2015      2014      2013      2012     2011
--------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 22.18     $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                                           -------     -------   -------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......      0.11        0.49      0.59       0.47     0.50     0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.76       (5.61)    (1.10)      1.68    (0.45)   (5.45)
                                           -------     -------   -------   --------  -------  -------
   Total from Investment
    Operations..........................      0.87       (5.12)    (0.51)      2.15     0.05    (5.25)
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................     (0.41)      (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
  Net Realized Gains....................        --          --     (0.42)     (0.59)   (0.39)   (1.63)
                                           -------     -------   -------   --------  -------  -------
   Total Distributions..................     (0.41)      (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 22.64     $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
======================================== ===========   ========  ========  ========  ======== ========
Total Return............................      4.12%(D)  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $80,491     $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to Average Net
 Assets (B).............................      0.82%(E)    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........      0.92%(E)    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.05%(E)    1.93%     2.09%      1.65%    1.78%    1.56%
--------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Value Portfolio-Institutional Class Shares
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                              Ended         Ended         Ended         Ended        Ended        Ended
                                            April 30,      Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     22.22     $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                                         -----------     -----------   -----------   -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......        0.13            0.54          0.66          0.55         0.57         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.77           (5.60)        (1.10)         1.67        (0.44)       (5.72)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations..........................        0.90           (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................       (0.36)          (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
  Net Realized Gains....................          --              --         (0.42)        (0.59)       (0.39)       (1.63)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total Distributions..................       (0.36)          (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     22.76     $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
======================================== ===========     ===========   ===========   ===========  ===========  ===========
Total Return............................        4.23%(D)      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,481,561     $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to Average Net
 Assets (B).............................        0.57%(E)        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........        0.67%(E)        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.30%(E)        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------------
                                                               Six Months        Year          Year         Year        Year
                                                                  Ended         Ended         Ended        Ended       Ended
                                                                April 30,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2016           2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     16.81     $     20.08   $     20.09  $     19.00  $    18.73
                                                             -----------     -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.12            0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.28           (3.29)        (0.03)        1.07        0.23
                                                             -----------     -----------   -----------  -----------  ----------
   Total from Investment Operations.........................        0.40           (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
                                                             -----------     -----------   -----------  -----------  ----------
   Total Distributions......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     17.05     $     16.81   $     20.08  $     20.09  $    19.00
===========================================================  ===========     ===========   ===========  ===========  ==========
Total Return................................................        2.45%(D)      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $16,398,710     $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.49%(E)        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.....................................           2%(D)           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2011
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    21.31
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).      (2.65)
                                                             ----------
   Total from Investment Operations.........................      (2.22)
-------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.36)
                                                             ----------
   Total Distributions......................................      (0.36)
-------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.73
===========================================================  ==========
Total Return................................................     (10.59)%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,367,473
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.68%
Ratio of Net Investment Income to Average Net Assets........       2.04%
Portfolio Turnover Rate.....................................          1%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/16
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         84%
Japanese Small Company Portfolio               The Japanese Small Company Series                       16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   17%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     8%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 97%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    24%
                                               DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $46,664 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. As of April 30, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,022, $23,883 and $1,135,269 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           International Small Company Portfolio.............. 0.40%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%

               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Portfolio................. 0.50%
               Emerging Markets Small Cap Portfolio....... 0.65%
               Emerging Markets Value Portfolio........... 0.50%
               Emerging Markets Core Equity Portfolio..... 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%         $28             $    --
U.S. Large Cap Value Portfolio (2).....................    0.25%          --                  --
U.S. Targeted Value Portfolio (3)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,698
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (4)..............    0.45%          --                  --
Japanese Small Company Portfolio (5)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (5).............    0.47%           1                  23
Continental Small Company Portfolio (5)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (6).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7)........    0.24%          --              17,801
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (8)......................    0.60%          --                 820
World ex U.S. Targeted Value Portfolio (9).............    0.80%          --               1,677
World ex U.S. Core Equity Portfolio (10)...............    0.47%          79               1,478
World Core Equity Portfolio (11).......................    0.35%           5                 844
Selectively Hedged Global Equity Portfolio (12)........    0.40%          --               1,385
Emerging Markets Portfolio (2).........................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)...............    0.65%          --                  --
Emerging Markets Value Portfolio (2)...................    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Class R1 Shares                          Amount   Expenses Assumed     Recovery
---------------                        ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (13)....    0.62%          --               --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)....    0.77%          --               --
Emerging Markets Value Portfolio (14).    0.96%          --               --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the

"Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                      Fees Paid
                                                      Indirectly
                                                      ----------
               Enhanced U.S. Large Company Portfolio.    $ 1
               Large Cap International Portfolio.....     10
               International Core Equity Portfolio...     45

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         DFA International Real Estate Securities Portfolio.    $11
         DFA International Small Cap Value Portfolio........     11
         International Vector Equity Portfolio..............      6
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      7
         Emerging Markets Core Equity Portfolio.............     61

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  9
            U.S. Large Cap Equity Portfolio....................    3
            U.S. Large Cap Value Portfolio.....................  364
            U.S. Targeted Value Portfolio......................  113
            U.S. Small Cap Value Portfolio.....................  325
            U.S. Core Equity 1 Portfolio.......................  183
            U.S. Core Equity 2 Portfolio.......................  267
            U.S. Vector Equity Portfolio.......................   78
            U.S. Small Cap Portfolio...........................  188
            U.S. Micro Cap Portfolio...........................  159
            DFA Real Estate Securities Portfolio...............  136
            Large Cap International Portfolio..................   82
            International Core Equity Portfolio................  251
            International Small Company Portfolio..............  247
            Japanese Small Company Portfolio...................   10
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    6
            DFA International Real Estate Securities Portfolio.   54
            DFA Global Real Estate Securities Portfolio........   44
            DFA International Small Cap Value Portfolio........  360
            International Vector Equity Portfolio..............   22
            World ex U.S. Value Portfolio......................    2
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    4
            World Core Equity Portfolio........................    1
            Selectively Hedged Global Equity Portfolio.........    2
            Emerging Markets Portfolio.........................  112
            Emerging Markets Small Cap Portfolio...............   91
            Emerging Markets Value Portfolio...................  475
            Emerging Markets Core Equity Portfolio.............  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government     Other Investment
                                                        Securities          Securities
                                                    ------------------ ---------------------
                                                    Purchases  Sales   Purchases    Sales
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,091  $127,307 $   51,613 $   26,539
U.S. Large Cap Equity Portfolio....................       --        --    122,342     54,265
U.S. Targeted Value Portfolio......................       --        --  1,198,132    546,616
U.S. Small Cap Value Portfolio.....................       --        --  1,772,008    769,744
U.S. Core Equity 1 Portfolio.......................       --        --    994,462    190,965
U.S. Core Equity 2 Portfolio.......................       --        --  1,065,015    250,166
U.S. Vector Equity Portfolio.......................       --        --    277,927    131,146
U.S. Small Cap Portfolio...........................       --        --  1,931,754    439,539
U.S. Micro Cap Portfolio...........................       --        --    442,691    365,878
DFA Real Estate Securities Portfolio...............       --        --    262,984     35,853
Large Cap International Portfolio..................       --        --    311,408    100,977
International Core Equity Portfolio................       --        --  1,481,725    106,662
DFA International Real Estate Securities Portfolio.       --        --    235,779     12,493
DFA Global Real Estate Securities Portfolio........       --        --    201,622      7,214
DFA International Small Cap Value Portfolio........       --        --  1,538,019  1,208,784
International Vector Equity Portfolio..............       --        --    213,086     32,606
World ex U.S. Targeted Value Portfolio.............       --        --     73,202     65,342
World ex U.S. Core Equity Portfolio................       --        --    297,019      8,151
Emerging Markets Core Equity Portfolio.............       --        --  1,370,173    299,549

   For the six months ended April 30, 2016, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,574,619 $1,632,482 $ 32,220  $19,500 $ 32,220     $     --
DFA International Real Estate
  Securities Portfolio............  1,448,338  1,602,658   74,916   10,500   24,916           --
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $3,022,957 $3,235,140 $107,136  $30,000 $ 57,136     $     --
                                   ========== ========== ========  ======= ========     ========

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ========== ========== ========  ======= ========     ========

                                                        World Core Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $105,442   $119,868   $25,503  $ 8,676  $1,133       $1,313
International Core Equity Portfolio.    76,621     88,551    18,111    5,640     690           --
Emerging Markets Core Equity
  Portfolio.........................    20,320     24,209     5,223    1,810     216           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $202,383   $232,628   $48,837  $16,126  $2,039       $1,313
                                      ========   ========   =======  =======  ======       ======

                                                Selectively Hedged Global Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $110,935   $121,087   $14,369  $   982  $1,140       $2,164
International Core Equity Portfolio.    87,007     99,789    15,969    3,011     773           --
Emerging Markets Core Equity
  Portfolio.........................    36,717     43,413     6,687      991     378           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $234,659   $264,289   $37,025  $ 4,984  $2,291       $2,164
                                      ========   ========   =======  =======  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)
Large Cap International Portfolio.....      32,450            (358)       (32,092)
International Core Equity Portfolio...     170,340         (10,135)      (160,205)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
International Small Company Portfolio..............    $162,737        $ (1,167)     $(161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932
  U.S. Vector Equity Portfolio
  2014..................................      39,201        38,966      78,167
  2015..................................      51,799       109,045     160,844

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Small Cap Portfolio
2014...............................................    $ 85,510      $218,795    $304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283
World ex U.S. Targeted Value Portfolio
2014...............................................       2,537         1,141       3,678
2015...............................................       3,902           402       4,304

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Core Equity Portfolio
2014.......................................    $  6,163            --    $  6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358      $     14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
Enhanced U.S. Large Company Portfolio..............    $   412        $ 1,004    $ 1,416
U.S. Large Cap Equity Portfolio....................        304             --        304
U.S. Large Cap Value Portfolio.....................     17,499         37,534     55,033
U.S. Targeted Value Portfolio......................      4,987         16,422     21,409
U.S. Small Cap Value Portfolio.....................      7,990         28,335     36,325
U.S. Core Equity 1 Portfolio.......................      6,903          5,449     12,352
U.S. Core Equity 2 Portfolio.......................      8,413         10,793     19,206
U.S. Vector Equity Portfolio.......................      2,934          6,801      9,735
U.S. Small Cap Portfolio...........................      5,559         25,529     31,088
U.S. Micro Cap Portfolio...........................      1,827         11,982     13,809
DFA Real Estate Securities Portfolio...............         --             --         --
International Core Equity Portfolio................      8,245             --      8,245
International Small Company Portfolio..............     11,013         11,430     22,443
United Kingdom Small Company Portfolio.............         39             62        101
DFA International Real Estate Securities Portfolio.        440             --        440
DFA Global Real Estate Securities Portfolio........      1,213             --      1,213
DFA International Small Cap Value Portfolio........     12,637          9,492     22,129
International Vector Equity Portfolio..............      1,612            255      1,867
World ex U.S.Targeted Value Portfolio..............        147             --        147
World ex U.S. Core Equity Portfolio................        479             --        479
Selectively Hedged Global Equity Portfolio.........        278             28        306

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains  Total
                                          -------------- ------------- -------
  Emerging Markets Portfolio.............    $ 7,227            --     $ 7,227
  Emerging Markets Small Cap Portfolio...      6,063        $2,037       8,100
  Emerging Markets Value Portfolio.......     26,840            --      26,840
  Emerging Markets Core Equity Portfolio.     23,989            --      23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --    $      (111)   $    13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070         31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039      5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409      1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303      2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015      3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832      4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331      1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529      2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067      1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171      1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692        114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496        198,190
International Small Company Portfolio....      94,660       205,951             --        665,626        966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782        (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)       (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389         12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682         15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)      (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569        647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732      1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001         85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)        (7,437)
World ex U.S. Targeted Value Portfolio...         154            --        (12,694)         8,504         (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)       (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)        (7,223)
Selectively Hedged Global Equity
  Portfolio..............................       5,273           620             --          6,326         12,219
Emerging Markets Portfolio...............      22,683            --       (120,360)       455,503        357,826
Emerging Markets Small Cap Portfolio.....      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.........     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio..............................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                     --------------------------------
                                      2016     2017    2018    2019   Unlimited  Total
                                     ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....      --       --      --      -- $  1,351  $  1,351
U.S. Large Cap Value Portfolio......      --       --      --      --       --        --
U.S. Targeted Value Portfolio.......      --       --      --      --       --        --
U.S. Small Cap Value Portfolio......      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........      --       --      --      --       --        --
U.S. Vector Equity Portfolio........      --       --      --      --       --        --
U.S. Small Cap Portfolio............      --       --      --      --       --        --
U.S. Micro Cap Portfolio............      --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................      --       --      -- $19,021       --    19,021
Large Cap International Portfolio... $19,004 $135,393 $14,311  12,549   87,627   268,884
International Core Equity Portfolio.      --   53,176      --      --  243,475   296,651
International Small Company
  Portfolio.........................      --       --      --      --       --        --
Japanese Small Company
  Portfolio.........................  19,909   13,952  12,208   5,543       --    51,612
Asia Pacific Small Company
  Portfolio.........................  16,317    8,261      --      --    9,216    33,794
United Kingdom Small Company
  Portfolio.........................      --       --      --      --       --        --
Continental Small Company
  Portfolio.........................   4,536    7,224   5,252      --       --    17,012
DFA International Real Estate
  Securities Portfolio..............  13,446   34,576  38,689  69,466   59,280   215,457
DFA Global Real Estate Securities
  Portfolio.........................      --       --     774      --      439     1,213
DFA International Small Cap Value
  Portfolio.........................      --       --      --      --       --        --
International Vector Equity
  Portfolio.........................      --       --      --      --       --        --
World ex U.S. Value Portfolio.......      --       --      --     345       --       345
World ex U.S. Targeted Value
  Portfolio.........................      --       --      --      --   12,694    12,694
World ex U.S. Core Equity
  Portfolio.........................      --       --      --      --    9,432     9,432
World Core Equity Portfolio.........      --       --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.........................      --       --      --      --       --        --
Emerging Markets Portfolio..........      --       --      --      --  120,360   120,360
Emerging Markets Small Cap
  Portfolio.........................      --       --      --      --       --        --

                                    Expires on October 31,
                                   ------------------------
                                    2016   2017   2018 2019 Unlimited  Total
                                   ------ ------- ---- ---- --------- --------
 Emerging Markets Value Portfolio.     --      --  --   --  $948,015  $948,015
 Emerging Markets Core Equity
   Portfolio...................... $7,080 $26,444  --   --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   201,038  $      420  $       (39)  $       381
U.S. Large Cap Equity Portfolio....................     754,104      66,722      (33,616)       33,106
U.S. Large Cap Value Portfolio.....................  12,160,631   4,263,801           --     4,263,801
U.S. Targeted Value Portfolio......................   7,924,875   1,433,699     (650,474)      783,225
U.S. Small Cap Value Portfolio.....................  12,236,584   3,147,530   (1,126,117)    2,021,413
U.S. Core Equity 1 Portfolio.......................  12,154,053   3,633,629     (527,830)    3,105,799
U.S. Core Equity 2 Portfolio.......................  13,623,645   4,571,134     (733,278)    3,837,856
U.S. Vector Equity Portfolio.......................   3,314,855   1,109,783     (268,893)      840,890
U.S. Small Cap Portfolio...........................  12,312,007   2,704,405     (854,165)    1,850,240
U.S. Micro Cap Portfolio...........................   4,511,348   1,640,528     (460,739)    1,179,789
DFA Real Estate Securities Portfolio...............   5,137,242   2,155,309     (136,261)    2,019,048
Large Cap International Portfolio..................   3,257,992     622,467     (345,320)      277,147
International Core Equity Portfolio................  16,792,596   2,413,138   (2,070,813)      342,325
International Small Company Portfolio..............   8,784,390   1,041,451     (290,390)      751,061
Japanese Small Company Portfolio...................     403,788      22,827           --        22,827
Asia Pacific Small Company Portfolio...............     253,534      (6,917)     (17,610)      (24,527)
United Kingdom Small Company Portfolio.............      24,121       6,372           --         6,372
Continental Small Company Portfolio................     272,653      39,190           --        39,190
DFA International Real Estate Securities Portfolio.   3,937,641     292,959     (127,613)      165,346
DFA Global Real Estate Securities Portfolio........   3,738,565     790,560      (26,143)      764,417
DFA International Small Cap Value Portfolio........  13,042,270   2,690,430   (1,780,703)      909,727
International Vector Equity Portfolio..............   1,871,359     287,763     (218,661)       69,102
World ex U.S. Value Portfolio......................     191,216       1,479       (8,388)       (6,909)
World ex U.S. Targeted Value Portfolio.............     239,322      26,468      (14,551)       11,917
World ex U.S. Core Equity Portfolio................   1,633,022     101,272     (147,434)      (46,162)
World Core Equity Portfolio........................     240,525          --       (7,480)       (7,480)
Selectively Hedged Global Equity Portfolio.........     259,557       8,454       (3,723)        4,731
Emerging Markets Portfolio.........................   3,881,440     584,430           --       584,430
Emerging Markets Small Cap Portfolio...............   5,274,686     (47,518)    (145,067)     (192,585)
Emerging Markets Value Portfolio...................  18,120,622    (169,390)  (2,347,291)   (2,516,681)
Emerging Markets Core Equity Portfolio.............  17,913,808   2,427,192   (3,030,582)     (603,390)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2016         Oct. 31, 2015
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     4,631      237  $    32,126     1,408
 Shares Issued in Lieu of Cash Distributions..........       1,907       95        1,658        78
 Shares Redeemed......................................     (11,180)    (572)      (7,954)     (357)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    (4,642)    (240) $    25,830     1,129
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    37,348    1,816  $    91,125     4,038
 Shares Issued in Lieu of Cash Distributions..........       7,229      363        4,855       231
 Shares Redeemed......................................     (21,257)  (1,072)     (35,030)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    23,320    1,107  $    60,950     2,706
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,152,012   59,573  $ 2,738,417   122,334
 Shares Issued in Lieu of Cash Distributions..........     314,281   15,727      299,961    14,250
 Shares Redeemed......................................    (680,557) (34,492)  (1,098,528)  (49,444)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   785,736   40,808  $ 1,939,850    87,140
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    12,755      614  $    30,224     1,180
 Shares Issued in Lieu of Cash Distributions..........       1,372       66        1,822        79
 Shares Redeemed......................................      (9,399)    (464)     (36,071)   (1,484)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     4,728      216  $    (4,025)     (225)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,857,426   90,417  $ 3,605,561   146,249
 Shares Issued in Lieu of Cash Distributions..........     226,337   10,981      330,322    14,260
 Shares Redeemed......................................  (1,830,342) (88,917)  (4,083,777) (163,185)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   253,421   12,481  $  (147,894)   (2,676)
                                                       ===========  =======  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion; however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA International Real Estate Securities Portfolio*

                                                                              Unrealized
                                                                                Foreign
Settlement Currency                                   Contract    Value at     Exchange
   Date    Amount**      Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ -------------- -------- -------------- -----------
 05/03/16    430    Mexican Peso       Citibank, N.A.   $ 25        $ 25           --
 05/03/16    112    New Zealand Dollar Citibank, N.A.     78          78           --
                                                        ----        ----         ----
                                                        $103        $103           --
                                                        ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $17 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

DFA International Small Cap Value Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                                Contract    Value at     Exchange
   Date    Amount**      Currency             Counterparty          Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- -------------- -----------
 05/03/16   3,367   Australian Dollar  Citibank, N.A.               $2,560      $2,559         $(1)
 05/02/16      13   Canadian Dollar    Citibank, N.A.                   10          10          --
 05/03/16   1,356   Canadian Dollar    State Street Bank and Trust   1,081       1,081          --
 05/03/16   2,122   Hong Kong Dollar   Citibank, N.A.                  274         274          --
 05/04/16   2,892   Hong Kong Dollar   Citibank, N.A.                  373         373          --
 05/03/16      91   New Zealand Dollar Citibank, N.A.                   64          64          --
                                                                    ------      ------         ---
                                                                    $4,362      $4,361         $(1)
                                                                    ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $731 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Targeted Value Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16     14    Canadian Dollar  Citibank, N.A.   $11         $11            --
 05/04/16    323    Hong Kong Dollar Citibank, N.A.    42          42            --
                                                      ---         ---          ----
                                                      $53         $53            --
                                                      ===         ===          ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $9 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16      24   Canadian Dollar  Citibank, N.A.   $ 19        $ 19           --
 05/03/16   4,233   Hong Kong Dollar Citibank, N.A.    546         546           --
 05/04/16   1,954   Hong Kong Dollar Citibank, N.A.    252         252           --
 05/03/16     805   Mexican Peso     Citibank, N.A.     47          47           --
                                                      ----        ----         ----
                                                      $864        $864           --
                                                      ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $144 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Selectively Hedged Global Equity Portfolio*

                                                                                              Unrealized
                                                                                                Foreign
Settlement  Currency                                                 Contract     Value at     Exchange
   Date     Amount**       Currency            Counterparty           Amount   April 30, 2016 Gain (Loss)
---------- ----------  ---------------- ---------------------------- --------  -------------- -----------
 05/09/16     (11,889) Denmark Krone    Citibank, N.A.               $ (1,789)    $ (1,829)     $   (40)
 05/12/16     (20,740) Euro             UBS AG                        (23,638)     (23,754)        (116)
 05/10/16     (57,232) Hong Kong Dollar State Street Bank and Trust    (7,380)      (7,379)           1
 05/11/16  (2,185,496) Japanese Yen     JP Morgan                     (19,504)     (20,542)      (1,038)
 05/23/16     (22,578) Swedish Krona    UBS AG                         (2,797)      (2,814)         (17)

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                 Contract     Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount   April 30, 2016 Gain (Loss)
---------- -------- ----------------- ------------  --------  -------------- -----------
 05/06/16   (5,861) Swiss Franc                     $ (6,088)    $ (6,110)     $   (22)
 05/23/16  (10,622) UK Pound Sterling  JP Morgan     (15,323)     (15,522)        (199)
                                                    --------     --------      -------
                                                    $(76,519)    $(77,950)     $(1,431)
                                                    ========     ========      =======

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $108,092 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Emerging Markets Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16   17,967  Hong Kong Dollar Citibank, N.A.  $2,316      $2,316          --
 05/04/16   33,687  Hong Kong Dollar Citibank, N.A.   4,342       4,343         $ 1
 05/03/16    7,110  Mexican Peso     Citibank, N.A.     413         413          --
                                                     ------      ------         ---
                                                     $7,071      $7,072         $ 1
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $1,179 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Additionally, Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                              Expiration Number of  Contract Unrealized     Cash
                               Description       Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large Company
  Portfolio................. S&P 500 Index(R)  06/16/16     391     $201,277   $18,023        --
                                                                    --------   -------      ----
                                                                    $201,277   $18,023        --
                                                                    ========   =======      ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $199,058 (amount in thousands).

                                            Expiration Number of  Contract Unrealized     Cash
                          Description          Date    Contracts*  Value   Gain (Loss) Collateral
                     -------------------    ---------- ---------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)  06/17/16     610     $62,803    $2,421      $2,745
                                                                  -------    ------      ------
                                                                  $62,803    $2,421      $2,745
                                                                  =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $39,506 (amount in thousands).

                                             Expiration Number of  Contract Unrealized     Cash
                           Description          Date    Contracts*  Value   Gain (Loss) Collateral
                      -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... Russell 2000 Index(R)   06/17/16      353    $ 39,804   $2,085      $1,954
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)  06/17/16    1,453     149,594    5,768       7,346
                                                                   --------   ------      ------
                                                                   $189,398   $7,853      $9,300
                                                                   ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $193,773 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 1 Portfolio. S&P 500 Emini Index(R)  06/17/16     890     $91,630    $3,532      $4,005
                                                                           -------    ------      ------
                                                                           $91,630    $3,532      $4,005
                                                                           =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $57,536 (amount in thousands).

                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)  06/17/16    1,000    $102,955   $3,968      $4,500
                                                                 --------   ------      ------
                                                                 $102,955   $3,968      $4,500
                                                                 ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $64,632 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Vector Equity Portfolio. S&P 500 Emini Index(R)  06/17/16     230     $23,680     $913       $1,035
                                                                           -------     ----       ------
                                                                           $23,680     $913       $1,035
                                                                           =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $14,927 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                          -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)   06/17/16     632     $ 71,264   $3,731      $1,609
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)  06/17/16     336       34,593    1,333       3,316
                                                                       --------   ------      ------
                                                                       $105,857   $5,064      $4,925
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $71,847 (amount in thousands).

                                                Expiration Number of  Contract Unrealized     Cash
                               Description         Date    Contracts*  Value   Gain (Loss) Collateral
                          ------------------    ---------- ---------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)  06/17/16     370     $41,721    $2,178      $1,998
                                                                      -------    ------      ------
                                                                      $41,721    $2,178      $1,998
                                                                      =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $38,777 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                 Description          Date    Contracts*  Value   Gain (Loss) Collateral
                            -------------------    ---------- ---------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)  06/17/16     645     $66,406    $1,535      $2,903
                                                                         -------    ------      ------
                                                                         $66,406    $1,535      $2,903
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $36,282 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                         --------------------    ---------- ---------- -------- ----------- ----------
Large Cap International
  Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     148     $12,298     $408       $  531
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)   06/17/16     115      11,840      334          512
                                                                       -------     ----       ------
                                                                       $24,138     $742       $1,043
                                                                       =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $15,929 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)  06/17/16    1,269    $130,650   $1,194      $5,711
                                                                        --------   ------      ------
                                                                        $130,650   $1,194      $5,711
                                                                        ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $76,825 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                  Description         Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------    ---------- ---------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)  06/17/16     700     $78,932    $3,478      $3,780
                                                                         -------    ------      ------
                                                                         $78,932    $3,478      $3,780
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $42,641 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                    Description          Date    Contracts*  Value   Gain (Loss) Collateral
                               -------------------    ---------- ---------- -------- ----------- ----------
DFA International Real Estate
  Securities Portfolio........ S&P 500 Emini Index(R)  06/17/16     270     $27,798     $659       $1,215
                                                                            -------     ----       ------
                                                                            $27,798     $659       $1,215
                                                                            =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $16,905 (amount in thousands).

                                                    Expiration Number of  Contract Unrealized     Cash
                                  Description          Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------------    ---------- ---------- -------- ----------- ----------
DFA International Small Cap
  Value Portfolio........... Russell 2000 Index(R)   06/17/16    1,002    $112,986   $5,334      $5,354
DFA International Small Cap
  Value Portfolio........... S&P 500 Emini Index(R)  06/17/16      150      15,443      366         732
                                                                          --------   ------      ------
                                                                          $128,429   $5,700      $6,086
                                                                          ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $85,704 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  06/17/16     114     $11,737     $351        $545
                                                                        -------     ----        ----
                                                                        $11,737     $351        $545
                                                                        =======     ====        ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $22,265 (amount in thousands).

                                              Expiration Number of  Contract Unrealized     Cash
                            Description          Date    Contracts*  Value   Gain (Loss) Collateral
                       -------------------    ---------- ---------- -------- ----------- ----------
Emerging Markets Core  Mini MSCI Emerging
  Equity Portfolio.... Markets Index(R)        06/17/16    2,779    $116,496   $6,278      $3,896
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)  06/17/16      572      58,890      244       1,970
                                                                    --------   ------      ------
                                                                    $175,386   $6,522      $5,866
                                                                    ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $94,325 (amount in thousands).

  Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
Enhanced U.S. Large Company Portfolio..............    $18,023           --   $18,023*
U.S. Targeted Value Portfolio......................      2,421           --     2,421*
U.S. Small Cap Value Portfolio.....................      7,853           --     7,853*
U.S. Core Equity 1 Portfolio.......................      3,532           --     3,532*
U.S. Core Equity 2 Portfolio.......................      3,968           --     3,968*
U.S. Vector Equity Portfolio.......................        913           --       913*
U.S. Small Cap Portfolio...........................      5,064           --     5,064*
U.S. Micro Cap Portfolio...........................      2,178           --     2,178*
DFA Real Estate Securities Portfolio...............      1,535           --     1,535*
Large Cap International Portfolio..................        742           --       742*
International Core Equity Portfolio................      1,194           --     1,194*
International Small Company Portfolio..............      3,478           --     3,478*
DFA International Real Estate Securities Portfolio.        659           --       659*
DFA International Small Cap Value Portfolio........      5,700           --     5,700*
Selectively Hedged Global Equity Portfolio.........        352      $     1       351*
Emerging Markets Core Equity Portfolio.............      6,523            1     6,522*

                                                       LIABILITY DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
DFA International Small Cap Value Portfolio........    $    (1)     $    (1)       --
Selectively Hedged Global Equity Portfolio.........     (1,432)      (1,432)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON DERIVATIVES
                                             ----------------------------------
                                                          FOREIGN
                                                         EXCHANGE     EQUITY
                                               TOTAL     CONTRACTS   CONTRACTS
                                              --------   ---------   ---------
      Enhanced U.S. Large Company Portfolio. $(17,276)      --       $(17,276)
      U.S. Targeted Value Portfolio.........    1,705       --          1,705

                                                    REALIZED GAIN (LOSS) ON DERIVATIVES
                                                    ----------------------------------
                                                                 FOREIGN
                                                                EXCHANGE     EQUITY
                                                     TOTAL      CONTRACTS   CONTRACTS
                                                     -------    ---------   ---------
U.S. Small Cap Value Portfolio..................... $22,223           --     $22,223
U.S. Core Equity 1 Portfolio.......................   3,994           --       3,994
U.S. Core Equity 2 Portfolio.......................   4,534           --       4,534
U.S. Vector Equity Portfolio.......................   1,179           --       1,179
U.S. Small Cap Portfolio...........................   3,279           --       3,279
U.S. Micro Cap Portfolio...........................  (1,164)          --      (1,164)
DFA Real Estate Securities Portfolio...............   2,614           --       2,614
Large Cap International Portfolio..................   1,001           --       1,001
International Core Equity Portfolio................  10,009           --      10,009
International Small Company Portfolio..............   5,936           --       5,936
DFA International Real Estate Securities Portfolio.   1,792           --       1,792
DFA International Small Cap Value Portfolio........  14,562           --      14,562
International Vector Equity Portfolio*.............     182           --         182
World ex U.S. Targeted Value Portfolio.............       1      $     1          --
World ex U.S. Core Equity Portfolio*...............    (629)          --        (629)
Selectively Hedged Global Equity Portfolio.........  (1,432)      (1,889)        457
Emerging Markets Core Equity Portfolio.............  10,674            2      10,672

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                    --------------------------------
                                                                FOREIGN
                                                               EXCHANGE     EQUITY
                                                     TOTAL     CONTRACTS   CONTRACTS
                                                     -------   ---------   ---------
Enhanced U.S. Large Company Portfolio.............. $17,228          --     $17,228
U.S. Targeted Value Portfolio......................   2,421          --       2,421
U.S. Small Cap Value Portfolio.....................   7,853          --       7,853
U.S. Core Equity 1 Portfolio.......................   3,532          --       3,532
U.S. Core Equity 2 Portfolio.......................   3,968          --       3,968
U.S. Vector Equity Portfolio.......................     913          --         913
U.S. Small Cap Portfolio...........................   5,064          --       5,064
U.S. Micro Cap Portfolio...........................   2,178          --       2,178
DFA Real Estate Securities Portfolio...............   1,535          --       1,535
Large Cap International Portfolio..................     742          --         742
International Core Equity Portfolio................   1,194          --       1,194
International Small Company Portfolio..............   3,478          --       3,478
DFA International Real Estate Securities Portfolio.     659          --         659
DFA International Small Cap Value Portfolio........   5,699     $    (1)      5,700
Selectively Hedged Global Equity Portfolio.........  (1,832)     (1,431)       (401)
Emerging Markets Core Equity Portfolio.............   6,522          --       6,522

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                                                 GROSS AMOUNTS NOT                         GROSS AMOUNTS NOT
                                                                   OFFSET IN THE                             OFFSET IN THE
                                                                STATEMENTS OF ASSETS                      STATEMENTS OF ASSETS
                                                      GROSS       AND LIABILITIES               GROSS       AND LIABILITIES
                                                    AMOUNTS OF ----------------------        AMOUNTS OF  ----------------------
                                                    RECOGNIZED  FINANCIAL     CASH     NET   RECOGNIZED   FINANCIAL     CASH
                                                      ASSETS   INSTRUMENTS COLLATERAL AMOUNT LIABILITIES INSTRUMENTS COLLATERAL
DESCRIPTION                                            (A)         (B)      RECEIVED   (C)       (A)         (D)      PLEDGED
-----------                                         ---------- ----------- ---------- ------ ----------- ----------- ----------
                                                                     ASSETS                                 LIABILITIES
                                                    ---------------------------------------- ----------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --     $    1         --         --

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................    $ 1         $(1)        --       --      1,432        $(1)        --

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................      1          --         --      $ 1         --         --         --





                                                     NET
                                                    AMOUNT
DESCRIPTION                                          (E)
-----------                                         ------

                                                    -------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts......................... $    1

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................  1,431

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     1.01%       $ 2,730         23        $ 2       $  8,804
U.S. Targeted Value Portfolio..........     0.89%        11,611          2          1         19,633
U.S. Vector Equity Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap International Portfolio......     1.11%         1,307          2         --          1,627
International Core Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small Company Portfolio..     1.00%         3,790         13          1         18,387
DFA International Small Cap Value
  Portfolio............................     1.04%        31,688          8          7         61,254
International Vector Equity Portfolio..     1.11%         3,727         26          3          8,719
World ex U.S. Value Portfolio..........     1.04%           396         36         --          3,180
World ex U.S. Targeted Value Portfolio.     1.09%         2,834         45          4          7,642
World ex U.S. Core Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity Portfolio............     1.07%         1,199         14          1          4,841
Emerging Markets Core Equity Portfolio.     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
        PORTFOLIO                        PURCHASES  SALES   GAIN (LOSS)
        ---------                        --------- -------- -----------
        U.S. Large Cap Equity Portfolio.  $10,314  $ 13,457   (1,828)
        U.S. Targeted Value Portfolio...   82,653   103,104   17,335
        U.S. Small Cap Value Portfolio..   22,074   152,687    1,187

                                                                   REALIZED
   PORTFOLIO                                    PURCHASES  SALES  GAIN (LOSS)
   ---------                                    --------- ------- -----------
   U.S. Core Equity 1 Portfolio................ $ 75,402  $25,488   (4,204)
   U.S. Core Equity 2 Portfolio................   71,763   24,273   (2,224)
   U.S. Vector Equity Portfolio................   11,468   13,038    3,752
   U.S. Small Cap Portfolio....................  103,725   15,714    5,298
   U.S. Micro Cap Portfolio....................   34,604   43,609   27,161
   DFA Real Estate Securities Portfolio........    3,382       --       --
   Large Cap International Portfolio...........       90       --       --
   International Core Equity Portfolio.........       --      204      110
   DFA International Small Cap Value Portfolio.    2,273      441   (8,736)
   International Vector Equity Portfolio.......       --       66       (1)
   World ex U.S. Core Equity Portfolio.........       19       --       --

K. SECURITIES LENDING:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  6,350
          U.S. Targeted Value Portfolio......................  329,340
          U.S. Small Cap Value Portfolio.....................  227,480
          U.S. Core Equity 1 Portfolio.......................  630,249
          U.S. Core Equity 2 Portfolio.......................  638,254
          U.S. Vector Equity Portfolio.......................  142,993
          U.S. Small Cap Portfolio...........................  278,111
          U.S. Micro Cap Portfolio...........................   87,962
          DFA Real Estate Securities Portfolio...............  151,829
          Large Cap International Portfolio..................    2,284
          International Core Equity Portfolio................   29,808
          DFA International Real Estate Securities Portfolio.    1,378
          DFA International Small Cap Value Portfolio........   16,899
          International Vector Equity Portfolio..............    3,256
          World ex U.S. Targeted Value Portfolio.............    1,068
          World ex U.S. Core Equity Portfolio................    8,217
          Emerging Markets Core Equity Portfolio.............  714,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2016
                                       ------------------------------------------------------------
                                       OVERNIGHT AND             BETWEEN
                                        CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                       -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Bonds................................ $   29,903,001    --         --         --    $   29,903,001
U.S. TARGETED VALUE PORTFOLIO
 Bonds................................    974,413,712    --         --         --       974,413,712
U.S. SMALL CAP VALUE PORTFOLIO
 Bonds................................  1,781,663,404    --         --         --     1,781,663,404
U.S. CORE EQUITY 1 PORTFOLIO
 Bonds................................  1,364,243,558    --         --         --     1,364,243,558
U.S. CORE EQUITY 2 PORTFOLIO
 Bonds................................  1,671,016,782    --         --         --     1,671,016,782
U.S. VECTOR EQUITY PORTFOLIO
 Bonds................................    454,852,818    --         --         --       454,852,818
U.S. SMALL CAP PORTFOLIO
 Bonds................................  2,251,360,585    --         --         --     2,251,360,585
U.S. MICRO CAP PORTFOLIO
 Bonds................................    745,832,439    --         --         --       745,832,439
DFA REAL ESTATE SECURITIES PORTFOLIO
 Bonds................................    214,476,243    --         --         --       214,476,243
LARGE CAP INTERNATIONAL PORTFOLIO
 Bonds................................    300,949,208    --         --         --       300,949,208
INTERNATIONAL CORE EQUITY PORTFOLIO
 Bonds................................  1,619,594,557    --         --         --     1,619,594,557
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
 Bonds................................    150,502,338    --         --         --       150,502,338
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Bonds................................     36,322,371    --         --         --        36,322,371
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Bonds................................  1,329,579,905    --         --         --     1,329,579,905
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Bonds................................    193,164,090    --         --         --       193,164,090

                                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF APRIL 30, 2016
                                     --------------------------------------------------------------
                                      OVERNIGHT AND             BETWEEN
                                       CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS      TOTAL
                                     --------------- -------- ------------ -------- ---------------
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
 Bonds.............................. $     5,601,103    --         --         --    $     5,601,103
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Bonds..............................     126,578,247    --         --         --        126,578,247
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
 Bonds..............................   1,167,917,912    --         --         --      1,167,917,912
                                     ---------------    --         --         --    ---------------
Total Borrowings.................... $14,417,972,273    --         --         --    $14,417,972,273
                                     ---------------    --         --         --    ---------------
Gross amount of recognized liabilities for securities lending transactions......... $14,417,972,273
                                                                                    ===============

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             76%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..      3             56%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares....      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares....      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares....      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares........      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares........      5             78%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares......................................................      4             81%

creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2016
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  989.60    0.33%    $1.63
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.22    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  41.9%
              Foreign Corporate............................  14.8%
              Foreign Government...........................   6.3%
              Government...................................  36.6%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (63.3%)
AUSTRALIA -- (2.5%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,003,232
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,018,945
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   7,000   7,053,060
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   3,000   3,078,552
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,029,892
    2.250%, 07/30/18.............................   3,200   3,253,072
                                                          -----------
TOTAL AUSTRALIA..................................          30,473,071
                                                          -----------

CANADA -- (4.1%)
Bank of Montreal
    2.375%, 01/25/19.............................   1,550   1,582,117
Canadian National Railway Co.
    1.450%, 12/15/16.............................   1,000   1,003,658
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,014,400
    1.200%, 02/14/18.............................  15,000  15,004,920
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,209,349
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,099,974
    6.500%, 07/15/18.............................   1,000   1,100,363
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,027,310
                                                          -----------
TOTAL CANADA.............................................  50,042,091
                                                          -----------

FINLAND -- (1.2%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,010,005
                                                          -----------

FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,215,338
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,952,554
Orange SA
    2.750%, 09/14/16.............................   4,000   4,025,192
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,127,400
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,045,035
                                                          -----------
TOTAL FRANCE.............................................  20,365,519
                                                          -----------

GERMANY -- (0.4%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,522,611
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18............................. $ 1,500 $ 1,538,696
                                                          -----------

JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,003,375
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................   8,000   8,014,416
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,687,980
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,003,265
                                                          -----------
TOTAL JAPAN..............................................  31,709,036
                                                          -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,061,280
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,819,768
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,530   4,611,091
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,566,901
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,509,660
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,216,033
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,053,788
                                                          -----------
TOTAL NETHERLANDS........................................  35,838,521
                                                          -----------

NORWAY -- (0.1%)
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,046,855
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,109,322
    3.192%, 04/27/18.............................   4,800   4,942,334
                                                          -----------
TOTAL SPAIN..............................................   7,051,656
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   4,998,755
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................  $4,500 $ 4,525,133
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,146,433
    1.625%, 03/21/18.............................   5,000   5,022,335
                                                          -----------
TOTAL SWEDEN.............................................  10,693,901
                                                          -----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   4,000,476
Credit Suisse New York
    1.700%, 04/27/18.............................   2,000   1,998,716
UBS AG
    1.800%, 03/26/18.............................   6,900   6,926,855
                                                          -----------
TOTAL SWITZERLAND........................................  12,926,047
                                                          -----------

UNITED KINGDOM -- (3.0%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   7,048,899
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     711,024
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,033,995
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,191
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,037,360
    1.500%, 05/11/17.............................   5,500   5,531,157
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,033,145
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,012,305
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,969,730
    1.625%, 03/20/17.............................   1,000   1,003,783
    1.250%, 09/26/17.............................     750     748,451
                                                          -----------
TOTAL UNITED KINGDOM.............................          36,330,040
                                                          -----------

UNITED STATES -- (41.8%)
Actavis, Inc.
    1.875%, 10/01/17.............................  $7,500   7,521,405
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   3,000   3,009,420
    1.200%, 10/15/17.............................   5,000   5,019,930
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,463,881
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,655,596
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,526,005
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   2,533   2,582,155

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................  $5,000 $5,192,335
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000  1,004,358
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100  3,254,873
Apple, Inc.
    1.000%, 05/03/18.............................   5,000  4,999,105
Assurant, Inc.
    2.500%, 03/15/18.............................     203    203,208
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044  5,095,958
    1.400%, 12/01/17.............................   3,400  3,400,354
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650  5,621,128
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500  2,516,943
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200  1,206,551
    3.875%, 03/22/17.............................   3,600  3,679,690
    2.000%, 01/11/18.............................   1,000  1,004,666
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,018,397
BB&T Corp.
    1.450%, 01/12/18.............................   1,250  1,251,193
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500  1,504,736
    1.450%, 05/15/17.............................   2,000  2,003,700
    1.800%, 12/15/17.............................   6,340  6,373,710
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500  2,525,393
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600  2,600,962
    2.300%, 10/15/18.............................   2,000  2,039,620
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000  5,034,385
    1.700%, 03/15/18.............................   5,239  5,258,651
Caterpillar Financial Services Corp.
    7.050%, 10/01/18.............................   5,000  5,671,115
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883  1,883,000
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,634  2,870,220
Chevron Corp.
    1.718%, 06/24/18.............................   1,425  1,439,452
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  2,002,642
    2.050%, 12/07/18.............................   4,995  5,022,592
Comcast Corp.
    4.950%, 06/15/16.............................   1,700  1,708,503

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17............................. $ 7,147 $ 7,485,418
    1.900%, 01/25/18.............................   2,594   2,608,586
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,975,781
    1.500%, 05/15/18.............................   6,500   6,465,693
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,206,871
    5.950%, 03/15/17.............................   3,150   3,280,164
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,221,992
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,150,996
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   7,860   7,871,256
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,029,394
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,504
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,030,129
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,995,792
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   7,599   8,359,318
EMC Corp.
    1.875%, 06/01/18.............................   9,065   8,965,122
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   2,000   2,001,412
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,587,691
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,991,425
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,508,325
    5.000%, 05/15/18.............................   1,500   1,594,260
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,394,688
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,676,351
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,122,004
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,185,538
    5.950%, 01/18/18.............................   2,000   2,139,936
    2.900%, 07/19/18.............................   1,000   1,024,229
    7.500%, 02/15/19.............................   1,950   2,237,994
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,493,761
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,331,482

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $3,900 $3,865,403
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,673,319
Intel Corp.
    1.350%, 12/15/17.............................   4,825  4,857,511
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000  1,039,468
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    399,190
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475  3,507,092
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   8,750  8,834,647
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,005,933
    1.750%, 05/17/17.............................   3,000  3,030,036
KeyBank NA
    1.100%, 11/25/16.............................   2,000  2,001,754
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,219,050
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,038,460
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    686,352
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,982,528
McDonald's Corp.
    5.800%, 10/15/17.............................     900    960,245
    5.350%, 03/01/18.............................   2,000  2,151,712
    2.100%, 12/07/18.............................   2,000  2,042,156
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  6,003,144
Medtronic, Inc.
    1.375%, 04/01/18.............................     300    301,923
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000  2,242,574
    7.717%, 02/15/19.............................   1,389  1,608,733
Morgan Stanley
    4.750%, 03/22/17.............................   2,430  2,504,990
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,025,212
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200  6,199,547
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000  5,386,045
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,203,793
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,790,166
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,736,534
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,220  2,208,769

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Oracle Corp.
    1.200%, 10/15/17.............................  $3,500 $3,512,701
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900  1,909,308
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000  1,011,955
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500  7,094,711
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,093,500
PNC Bank NA
    1.500%, 02/23/18.............................   8,560  8,593,042
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298  3,635,626
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700  2,887,213
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   8,000  8,046,504
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000  4,027,104
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500  1,518,084
Santander Bank NA
    2.000%, 01/12/18.............................   4,500  4,482,013
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000  5,034,775
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000  2,998,251
    2.450%, 09/01/18.............................   2,700  2,754,011
Stryker Corp.
#   2.000%, 03/08/19.............................   5,000  5,066,075
Symantec Corp.
    2.750%, 06/15/17.............................   7,278  7,351,799
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   1,000  1,013,592
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047  2,134,593
    8.750%, 02/14/19.............................     790    932,311
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500  6,503,484
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149  4,225,786
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   7,500  7,539,330
US Bancorp
    1.650%, 05/15/17.............................   2,800  2,817,819
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000  5,265,430
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000  1,016,537
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,000  1,003,088
    1.500%, 09/17/18.............................   5,000  5,060,555

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.625%, 12/15/16............................. $  6,000 $    6,065,412
      1.500%, 01/16/18.............................      700        702,905
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,394,617
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      2,006,674
Whirpool Corp.
      1.650%, 11/01/17.............................    7,000      7,019,138
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,557,278
                                                             --------------
TOTAL UNITED STATES.........................................    512,904,451
                                                             --------------
TOTAL BONDS.................................................    775,451,255
                                                             --------------

AGENCY OBLIGATIONS -- (0.8%)
Federal Home Loan Bank
      2.250%, 09/08/17.............................   10,000     10,198,640
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (35.9%)
U.S. Treasury Notes
      0.875%, 02/28/17.............................  138,000    138,328,854
^^++  1.375%, 06/30/18.............................  154,000    155,900,976
      1.250%, 12/15/18.............................  144,000    145,395,072
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             439,624,902
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,225,274,797
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............       90          1,040
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,220,887,107).....................................  $1,225,275,837
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $   30,473,071   --    $   30,473,071
  Canada.................................         --     50,042,091   --        50,042,091
  Finland................................         --     15,010,005   --        15,010,005
  France.................................         --     20,365,519   --        20,365,519
  Germany................................         --      4,522,611   --         4,522,611
  Italy..................................         --      1,538,696   --         1,538,696
  Japan..................................         --     31,709,036   --        31,709,036
  Netherlands............................         --     35,838,521   --        35,838,521
  Norway.................................         --      1,046,855   --         1,046,855
  Spain..................................         --      7,051,656   --         7,051,656
  Supranational Organization Obligations.         --      4,998,755   --         4,998,755
  Sweden.................................         --     10,693,901   --        10,693,901
  Switzerland............................         --     12,926,047   --        12,926,047
  United Kingdom.........................         --     36,330,040   --        36,330,040
  United States..........................         --    512,904,451   --       512,904,451
Agency Obligations.......................         --     10,198,640   --        10,198,640
U.S. Treasury Obligations................         --    439,624,902   --       439,624,902
Securities Lending Collateral............         --          1,040   --             1,040
Swap Agreements**........................         --     18,294,800   --        18,294,800
Futures Contracts**...................... $3,043,005             --   --         3,043,005
                                          ---------- --------------   --    --------------
TOTAL.................................... $3,043,005 $1,243,570,637   --    $1,246,613,642
                                          ========== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1 of securities on loan).............................. $  1,225,275
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............            1
Cash...................................................................................      157,477
Receivables:
  Investment Securities Sold...........................................................          498
  Interest.............................................................................        6,689
  Fund Shares Sold.....................................................................        2,197
  Futures Margin Variation.............................................................          264
Unrealized Gain on Swap Contracts......................................................       18,504
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,410,974
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................            1
  Fund Shares Redeemed.................................................................        1,332
  Due to Advisor.......................................................................          325
Unrealized Loss on Swap Contracts......................................................          209
Accrued Expenses and Other Liabilities.................................................           71
                                                                                        ------------
     Total Liabilities.................................................................        1,938
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  240,808,743
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.85
                                                                                        ============
Investments at Cost.................................................................... $  1,220,886
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,400,789
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,057
Accumulated Net Realized Gain (Loss)...................................................      (19,531)
Net Unrealized Appreciation (Depreciation).............................................       25,721
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)


Investment Income
  Interest.......................................................................................... $  7,360
  Income from Securities Lending....................................................................       15
                                                                                                     --------
     Total Investment Income........................................................................    7,375
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    2,070
  Accounting & Transfer Agent Fees..................................................................       34
  Custodian Fees....................................................................................       23
  Filing Fees.......................................................................................       57
  Shareholders' Reports.............................................................................       36
  Directors'/Trustees' Fees & Expenses..............................................................        5
  Professional Fees.................................................................................       14
  Other.............................................................................................       18
                                                                                                     --------
     Total Expenses.................................................................................    2,257
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (372)
  Fees Paid Indirectly (Note C).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    1,881
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    5,494
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................     (878)
    Futures.........................................................................................    4,904
    Swap Contracts..................................................................................  (23,557)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    4,609
    Futures.........................................................................................    4,176
    Swap Contracts..................................................................................   19,659
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................    8,913
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 14,407
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    5,494  $    9,267
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       (878)     (8,732)
    Futures............................................................................      4,904     (17,337)
    Swap Contracts.....................................................................    (23,557)   (339,100)
    Foreign Currency Transactions......................................................         --       5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      4,609       4,896
    Futures............................................................................      4,176          84
    Swap Contracts.....................................................................     19,659      11,136
    Translation of Foreign Currency Denominated Amounts................................         --      (1,816)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     14,407    (335,803)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (3,335)     (9,071)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --         (14)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (155)       (889)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (3,490)     (9,974)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    611,658   1,078,341
  Shares Issued in Lieu of Cash Distributions..........................................      3,397       9,738
  Shares Redeemed......................................................................   (424,007)   (729,422)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,048     358,657
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................    201,965      12,880
Net Assets
  Beginning of Period..................................................................  1,207,071   1,194,191
                                                                                        ----------  ----------
  End of Period........................................................................ $1,409,036  $1,207,071
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    115,468     159,948
  Shares Issued in Lieu of Cash Distributions..........................................        637       1,339
  Shares Redeemed......................................................................    (78,719)   (107,182)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     37,386      54,105
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    2,057  $     (102)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           DFA COMMODITY STRATEGY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                     SIX MONTHS        YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2016           2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.93      $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.09)          (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   --------   --------
   Total from Investment Operations...............      (0.06)          (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.02)          (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --           (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   --------   --------
   Total Distributions............................      (0.02)          (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.85      $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ========   ========
Total Return......................................      (1.04)%(D)     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,409,036      $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.40%(E)        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.97%(E)        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         72%(D)         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                   ----------
                                                       PERIOD
                                                      NOV. 9,
                                                     2010(A) TO
                                                      OCT. 31,
                                                        2011
-------------------------------------------------------------------

Net Asset Value, Beginning of Period..............  $  10.00
                                                    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.27)
                                                    --------
   Total from Investment Operations...............     (0.20)
-------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.03)
 Net Realized Gains...............................        --
                                                    --------
   Total Distributions............................     (0.03)
-------------------------------------------------------------------
Net Asset Value, End of Period....................  $   9.77
=================================================  ==========
Total Return......................................     (2.02)%(D)
-------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $230,781
Ratio of Expenses to Average Net Assets...........      0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................      0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      0.64%(C)(E)
Portfolio Turnover Rate...........................        50%(D)
-------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2016, the Portfolio held a $318,419,034 investment in the Subsidiary, representing 22.57% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2016, approximately $372 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $12

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $683,661  $554,032 $112,807  $648,086

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.       --            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.       --           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,220,887    $4,772       $(384)        $4,388

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  07/29/16       72    $ 3,462    $   28
     CBT Wheat Futures..........  07/14/16       47      1,148        18
     Coffee 'C' Futures.........  07/19/16       17        775       (22)
     Copper Futures.............  07/27/16       48      2,740       149
     Corn Futures...............  07/14/16      137      2,683       191
     Cotton No.2 Futures........  07/07/16       16        510        33
     Gasoline RBOB Futures......  06/30/16       25      1,689       202
     Gold 100 oz Futures........  08/29/16       34      4,395        (7)
     KCB Wheat Futures..........  07/14/16       17        407        (3)
     LME Nickel Futures.........  05/16/16       83      4,690       436
     LME Nickel Futures.........  07/18/16       51      2,889       300
     LME Nickel Futures.........  07/18/16      (36)    (2,040)      (59)
     LME Nickel Futures.........  05/16/16      (83)    (4,690)     (514)
     LME Prime Aluminum Futures.  05/18/16      225      9,416       772
     LME Prime Aluminum Futures.  07/18/16      141      5,928       554
     LME Prime Aluminum Futures.  07/18/16     (100)    (4,204)     (113)
     LME Prime Aluminum Futures.  05/18/16     (225)    (9,415)     (884)
     LME Zinc Futures...........  05/16/16      119      5,754       708
     LME Zinc Futures...........  07/18/16       75      3,636       223
     LME Zinc Futures...........  07/18/16      (53)    (2,569)      (79)
     LME Zinc Futures...........  05/16/16     (119)    (5,754)     (544)
     Lean Hogs Futures..........  07/15/16       28        916         9
     Live Cattle Futures........  08/31/16       22        989        (5)
     NY Harbor ULSD Futures.....  06/30/16       27      1,581       253
     Natural Gas Futures........  06/28/16      122      2,833       152
     Silver Futures.............  07/27/16       20      1,782       247
     Soybean Futures............  07/14/16       44      2,265       221
     Soybean Meal Futures.......  07/14/16       35      1,172       197
     Soybean Oil Futures........  07/14/16       52      1,034       (51)
     Sugar #11 Futures..........  06/30/16       74      1,353       111
     WTI Crude Futures..........  06/21/16       70      3,268       520
                                                       -------    ------
                                                       $38,643    $3,043
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016 the Subsidiary's average notional contract amount of outstanding futures contracts was $78,920 (in thousands).

   At April 30, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                  Unrealized
                        Commodity Expiration          Notional   Appreciation
 Counterparty           Exposure     Date    Currency Amount*   (Depreciation)
 ------------           --------- ---------- -------- --------  --------------
 Bank of America Corp..   Index**  07/05/16    USD    (146,848)     $2,041
 Bank of America Corp..   Index**  07/05/16    USD     (97,507)      1,231
 Bank of America Corp..   Index**  07/06/16    USD     (40,000)        569
 Citibank, N.A.........   Index**  07/05/16    USD    (148,217)      2,060
 Citibank, N.A.........   Index**  07/05/16    USD     (98,416)      1,242

                                                                              UNREALIZED
                                 COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                     EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
------------                     --------- ---------- -------- -----------  --------------
Credit Suisse...................   Index**  05/31/16    USD    $  (130,639)    $ 1,858
Credit Suisse...................   Index**  06/03/16    USD       (130,066)      1,689
Deutsche Bank AG, London Branch.   Index**  05/31/16    USD       (130,309)      1,855
Deutsche Bank AG, London Branch.   Index**  06/03/16    USD       (129,739)      1,683
UBS AG..........................   Index**  08/03/16    USD       (198,978)      2,832
UBS AG..........................   Index**  08/03/16    USD        (95,000)      1,235
                                                               -----------     -------
                                                               $(1,345,719)    $18,295
                                                               ===========     =======

* During the six months ended April 30, 2016 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures
   Contracts                 Margin Variation

 Commodity Swap Contracts  Unrealized Gain on Swap
                             Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $23,829      $ 5,325*    18,504

                                               LIABILITY DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $(2,491)     $(2,282)*  $  (209)

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $(18,653)    $4,904     $(23,557)

                                                  CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION)
                                                     ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $ 23,835     $4,176     $ 19,659

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                               GROSS AMOUNTS NOT                          GROSS AMOUNTS NOT
                                                 OFFSET IN THE                              OFFSET IN THE
                                              STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
                                    GROSS       AND LIABILITIES                GROSS       AND LIABILITIES
-                                 AMOUNTS OF ----------------------         AMOUNTS OF  ----------------------
                                  RECOGNIZED  FINANCIAL     CASH     NET    RECOGNIZED   FINANCIAL     CASH     NET
                                    ASSETS   INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                          (A)         (B)      RECEIVED   (C)        (A)         (D)      PLEDGED    (E)
-----------                       ---------- ----------- ---------- ------- ----------- ----------- ---------- ------
                                                   ASSETS                                  LIABILITIES
                                  ----------------------------------------- -----------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Swap Contracts...................  $18,504       --          --     $18,504    $209         --          --      $209

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                      AS OF APRIL 30, 2016
                                                       ---------------------------------------------------
                                                       OVERNIGHT AND            BETWEEN
                                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                                       ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds................................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Total Borrowings......................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Gross amount of recognized liabilities for securities
  lending transactions................................                                              $1,040
                                                                                                    ======

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2016, 3 shareholders held 71% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  959.30    0.68%    $3.31
   Institutional Class Shares......... $1,000.00 $  961.10    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.48    0.68%    $3.42
   Institutional Class Shares......... $1,000.00 $1,022.73    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/15  04/30/16    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,004.60    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.47    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   7.3%
              Financials...................................  13.2%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  19.6%
              Materials....................................   3.0%
              Real Estate Investment Trusts................   2.9%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,731,660,448
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,928,294,655)........................................ $6,731,660,448
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (12.3%)
 *   Amazon.com, Inc...................   129,439 $ 85,376,670            1.4%
     Comcast Corp. Class A.............   815,661   49,559,562            0.8%
     Home Depot, Inc. (The)............   425,064   56,911,819            0.9%
     McDonald's Corp...................   302,269   38,234,006            0.6%
     Starbucks Corp....................   495,541   27,864,270            0.5%
     Walt Disney Co. (The).............   503,234   51,963,943            0.9%
     Other Securities..................            476,959,456            7.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            786,869,726           13.0%
                                                  ------------           -----
 Consumer Staples -- (9.7%)
     Altria Group, Inc.................   656,408   41,163,346            0.7%
     Coca-Cola Co. (The)............... 1,306,340   58,524,032            1.0%
     CVS Health Corp...................   368,275   37,011,637            0.6%
     PepsiCo, Inc......................   484,583   49,892,666            0.8%
     Philip Morris International, Inc..   519,427   50,966,177            0.8%
     Procter & Gamble Co. (The)........   889,288   71,249,755            1.2%
     Wal-Mart Stores, Inc..............   525,992   35,173,085            0.6%
     Other Securities..................            273,016,435            4.5%
                                                  ------------           -----
 Total Consumer Staples................            616,997,133           10.2%
                                                  ------------           -----
 Energy -- (6.9%)
     Chevron Corp......................   631,339   64,510,219            1.1%
     Exxon Mobil Corp.................. 1,392,235  123,073,574            2.0%
     Schlumberger, Ltd.................   466,142   37,449,848            0.6%
     Other Securities..................            216,438,511            3.6%
                                                  ------------           -----
 Total Energy..........................            441,472,152            7.3%
                                                  ------------           -----
 Financials -- (12.5%)
     Bank of America Corp.............. 3,461,725   50,402,716            0.8%
 *   Berkshire Hathaway, Inc. Class B..   628,118   91,378,607            1.5%
     Citigroup, Inc....................   988,374   45,741,949            0.8%
     JPMorgan Chase & Co............... 1,230,477   77,766,146            1.3%
     Wells Fargo & Co.................. 1,548,816   77,409,824            1.3%
     Other Securities..................            453,965,538            7.5%
                                                  ------------           -----
 Total Financials......................            796,664,780           13.2%
                                                  ------------           -----
 Health Care -- (13.9%)
     AbbVie, Inc.......................   540,177   32,950,797            0.5%
 *   Allergan P.L.C....................   132,321   28,655,436            0.5%
     Amgen, Inc........................   252,143   39,914,237            0.7%
     Bristol-Myers Squibb Co...........   559,695   40,398,785            0.7%
 *   Celgene Corp......................   262,058   27,099,418            0.5%
     Gilead Sciences, Inc..............   458,243   40,421,615            0.7%
     Johnson & Johnson.................   925,090  103,684,087            1.7%
     Medtronic P.L.C...................   471,422   37,313,051            0.6%
     Merck & Co., Inc..................   930,421   51,024,288            0.8%
     Pfizer, Inc....................... 2,027,673   66,325,184            1.1%
     UnitedHealth Group, Inc...........   318,719   41,968,918            0.7%
     Other Securities..................            372,853,700            6.1%
                                                  ------------           -----
 Total Health Care.....................            882,609,516           14.6%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                                                      of Net
                                                            Shares       Value+      Assets**
                                                            ------       ------     ----------
Industrials -- (9.7%)
      3M Co..............................................    202,842 $   33,951,694       0.6%
#     Boeing Co. (The)...................................    208,782     28,143,814       0.5%
      General Electric Co................................  3,128,138     96,190,243       1.6%
      Honeywell International, Inc.......................    257,920     29,472,518       0.5%
      United Technologies Corp...........................    260,789     27,218,548       0.4%
      Other Securities...................................               400,128,006       6.6%
                                                                     --------------     ------
Total Industrials........................................               615,104,823      10.2%
                                                                     --------------     ------
Information Technology -- (18.6%)
*     Alphabet, Inc. Class A.............................     98,089     69,435,241       1.1%
*     Alphabet, Inc. Class C.............................     99,626     69,041,814       1.1%
      Apple, Inc.........................................  1,858,852    174,248,786       2.9%
      Cisco Systems, Inc.................................  1,687,047     46,376,922       0.8%
*     Facebook, Inc. Class A.............................    769,391     90,464,994       1.5%
      Intel Corp.........................................  1,583,747     47,955,859       0.8%
      International Business Machines Corp...............    296,369     43,252,092       0.7%
      MasterCard, Inc. Class A...........................    328,729     31,883,426       0.5%
      Microsoft Corp.....................................  2,651,638    132,237,187       2.2%
      Oracle Corp........................................  1,056,362     42,106,589       0.7%
#     Visa, Inc. Class A.................................    643,399     49,696,139       0.8%
      Other Securities...................................               388,972,551       6.5%
                                                                     --------------     ------
Total Information Technology.............................             1,185,671,600      19.6%
                                                                     --------------     ------
Materials -- (2.8%)
      Other Securities...................................               178,675,969       3.0%
                                                                     --------------     ------
Real Estate Investment Trusts -- (2.8%)
      Other Securities...................................               175,967,228       2.9%
                                                                     --------------     ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  2,062,227     80,055,652       1.3%
      Verizon Communications, Inc........................  1,365,778     69,572,731       1.2%
      Other Securities...................................                12,889,997       0.2%
                                                                     --------------     ------
Total Telecommunication Services.........................               162,518,380       2.7%
                                                                     --------------     ------
Utilities -- (3.2%)
      Other Securities...................................               202,359,209       3.4%
                                                                     --------------     ------
TOTAL COMMON STOCKS......................................             6,044,910,516     100.1%
                                                                     --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%. 12,865,737     12,865,737       0.2%
                                                                     --------------     ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 26,874,784    310,941,247       5.2%
                                                                     --------------     ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,466,520,104)................................              $6,368,717,500     105.5%
                                                                     ==============     ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  786,869,726           --   --    $  786,869,726
  Consumer Staples..............    616,997,133           --   --       616,997,133
  Energy........................    441,472,152           --   --       441,472,152
  Financials....................    796,664,780           --   --       796,664,780
  Health Care...................    882,609,516           --   --       882,609,516
  Industrials...................    615,104,823           --   --       615,104,823
  Information Technology........  1,185,671,600           --   --     1,185,671,600
  Materials.....................    178,675,969           --   --       178,675,969
  Real Estate Investment Trusts.    175,967,228           --   --       175,967,228
  Telecommunication Services....    162,518,380           --   --       162,518,380
  Utilities.....................    202,359,209           --   --       202,359,209
Temporary Cash Investments......     12,865,737           --   --        12,865,737
Securities Lending Collateral...             -- $310,941,247   --       310,941,247
                                 -------------- ------------   --    --------------
TOTAL........................... $6,057,776,253 $310,941,247   --    $6,368,717,500
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,731,660            --
Investments at Value (including $0 and $591,268 of securities on loan, respectively)......             --  $  6,044,911
Temporary Cash Investments at Value & Cost................................................             --        12,866
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       310,941
Segregated Cash for Futures Contracts.....................................................             --           797
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         6,341
  Securities Lending Income...............................................................             --            73
  Fund Shares Sold........................................................................          6,390         8,228
Prepaid Expenses and Other Assets.........................................................            105            65
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,738,155     6,384,222
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian........................................................................             --           208
  Upon Return of Securities Loaned........................................................             --       310,941
  Fund Shares Redeemed....................................................................          5,718        33,042
  Due to Advisor..........................................................................          1,081           259
  Futures Margin Variation................................................................             --           122
Accrued Expenses and Other Liabilities....................................................            346           583
     Total Liabilities....................................................................          7,145       345,155
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,741 and $0 and shares outstanding of
 672,221 and 0, respectively.............................................................. $        15.98           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,720,269 and $6,039,067 and shares
 outstanding of 418,694,255 and 373,939,160, respectively................................. $        16.05  $      16.15
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    6,928,295  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,142,713
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    7,345,226  $  3,316,733
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         42,474         1,672
Accumulated Net Realized Gain (Loss)......................................................       (461,173)     (181,536)
Net Unrealized Foreign Exchange Gain (Loss)...............................................          1,118            --
Net Unrealized Appreciation (Depreciation)................................................       (196,635)    2,902,198
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA
                                                                                   INTERNATIONAL U.S. LARGE
                                                                                       VALUE      COMPANY
                                                                                    PORTFOLIO*   PORTFOLIO
                                                                                   ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $9,609 and $0, respectively)......   $ 108,949         --
    Income from Securities Lending................................................       3,845         --
    Expenses Allocated from Affiliated Investment Company.........................      (7,014)        --
                                                                                     ---------    -------
     Total Net Investment Income Received from Affiliated Investment Companies....     105,780         --
                                                                                     ---------    -------
FUND INVESTMENT INCOME
  Dividends.......................................................................          --    $67,739
  Income from Securities Lending..................................................          --        458
                                                                                     ---------    -------
     Total Investment Income......................................................          --     68,197
                                                                                     ---------    -------
EXPENSES
  Investment Management Fees......................................................      12,716      1,742
  Accounting & Transfer Agent Fees................................................          22        164
  S&P 500(R) Fees.................................................................          --         51
  Custodian Fees..................................................................          --         42
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................          12         --
  Filing Fees.....................................................................          77         49
  Shareholders' Reports...........................................................         124         60
  Directors'/Trustees' Fees & Expenses............................................          27         24
  Professional Fees...............................................................           8        183
  Other...........................................................................          26        124
                                                                                     ---------    -------
     Total Expenses...............................................................      13,012      2,439
                                                                                     ---------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................      (6,358)      (101)
                                                                                     ---------    -------
  Net Expenses....................................................................       6,654      2,338
                                                                                     ---------    -------
  NET INVESTMENT INCOME (LOSS)....................................................      99,126     65,859
                                                                                     ---------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................    (161,239)    (3,559)
    Futures.......................................................................       3,280     (5,798)
    Foreign Currency Transactions.................................................       1,775         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    (179,422)    10,544
    Futures.......................................................................         897       (258)
    Translation of Foreign Currency Denominated Amounts...........................       1,311         --
                                                                                     ---------    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    (333,398)       929
                                                                                     ---------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $(234,272)   $66,788
                                                                                     =========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  -----------------------
                                                                 SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                    ENDED        ENDED        ENDED       ENDED
                                                                  APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2016          2015        2016         2015
                                                                 -----------  -----------  ----------- -----------
                                                                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $    99,126  $   218,094  $   65,859  $   116,432
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................    (161,239)     185,379      (3,559)     174,452
   Futures......................................................       3,280           --      (5,798)       2,961
   Foreign Currency Transactions................................       1,775       (4,394)         --           --
   In-Kind Redemptions..........................................          --           --          --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    (179,422)    (768,572)     10,544      (67,093)
   Futures......................................................         897           --        (258)      (2,353)
   Translation of Foreign Currency Denominated Amounts..........       1,311          490          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (234,272)    (369,003)     66,788      295,274
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................................        (149)        (293)         --           --
   Institutional Class Shares...................................     (84,429)    (210,745)    (74,830)    (110,940)
  Net Long-Term Gains:
   Institutional Class Shares...................................          --           --     (47,852)          --
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (84,578)    (211,038)   (122,682)    (110,940)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,332,117    1,877,719     975,352    1,080,396
  Shares Issued in Lieu of Cash Distributions...................      82,182      204,539     106,494       95,812
  Shares Redeemed...............................................  (1,170,324)  (1,698,746)   (797,628)  (1,218,173)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     243,975      383,512     284,218      (41,965)
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     (74,875)    (196,529)    228,324      142,369
NET ASSETS
  Beginning of Period...........................................   6,805,885    7,002,414   5,810,743    5,668,374
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $ 6,731,010  $ 6,805,885  $6,039,067  $ 5,810,743
                                                                 ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      88,020      105,639      63,770       66,846
  Shares Issued in Lieu of Cash Distributions...................       5,209       11,317       6,651        6,038
  Shares Redeemed...............................................     (76,002)     (93,840)    (50,290)     (74,737)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed....      17,227       23,116      20,131       (1,853)
                                                                 ===========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $    42,474  $    27,926  $    1,672  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     DFA International Value Portfolio-Class R2 Shares
                                               ------------------------------------------------------------
                                               Six Months       Year      Year      Year     Year     Year
                                                  Ended        Ended     Ended     Ended    Ended    Ended
                                                April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                  2016          2015      2014      2013     2012     2011
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 16.93      $ 18.48   $ 19.46    $15.72   $15.83   $17.82
                                                 -------      -------   -------    ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.22         0.51      0.74      0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     (0.93)       (1.55)    (0.93)     3.77    (0.13)   (2.00)
                                                 -------      -------   -------    ------   ------   ------
   Total from Investment Operations...........     (0.71)       (1.04)    (0.19)     4.26     0.38    (1.47)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
                                                 -------      -------   -------    ------   ------   ------
   Total Distributions........................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 15.98      $ 16.93   $ 18.48    $19.46   $15.72   $15.83
============================================== ===========    ========  ========  ======== ======== ========
Total Return..................................     (4.07)%(D)   (5.78)%   (1.21)%   27.61%    2.70%   (8.53)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,741      $10,404   $11,200    $5,517   $6,407   $6,102
Ratio of Expenses to Average Net Assets(B)....      0.68%(E)     0.68%     0.68%     0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................      0.88%(E)     0.73%     0.68%     0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.86%(E)     2.81%     3.79%     2.84%    3.33%    2.97%
--------------------------------------------------------------------------------------------------------------

                                                        DFA International Value Portfolio-Institutional Class Shares
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year         Year
                                                    Ended         Ended        Ended       Ended       Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                    2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $    16.92      $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                               ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.24            0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.90)          (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations...........      (0.66)          (1.00)       (0.14)        4.30        0.42       (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions........................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    16.05      $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
============================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return..................................      (3.89)%(D)      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $6,720,269      $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets(B)....       0.43%(E)        0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................       0.63%(E)        0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.12%(E)        3.10%        4.29%        3.00%       3.54%       3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Company Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2016          2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    16.42     $    15.94  $    13.87  $    11.15  $     9.90
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.18           0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.10)          0.47        2.07        2.71        1.25
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.08           0.80        2.36        2.98        1.47
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.21)         (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains.........................................      (0.14)            --          --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.35)         (0.32)      (0.29)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.15     $    16.42  $    15.94  $    13.87  $    11.15
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       0.46%(D)       5.09%      17.17%      27.10%      15.02%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,039,067     $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets.....................       0.08%(E)       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%(E)       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.27%(E)       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate.....................................          6%(D)          2%          3%          3%          4%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2011
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.34
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.56
                                                             ----------
   Total from Investment Operations.........................       0.75
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.19)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.90
===========================================================  ==========
Total Return................................................       8.09%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.95%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Institutional Class Shares               Amount   Expenses Assumed     Recovery
--------------------------             ---------- ---------------- -----------------
DFA International Value Portfolio (1).    0.40%          --                --
U.S. Large Company Portfolio (2)......    0.08%          --              $977
Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $228
                    U.S. Large Company Portfolio......  279

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $664,149  $376,387

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                          ----------------------
                                                   2016           TOTAL
                                          ---------------------- --------
       DFA International Value Portfolio.        $303,109        $303,109
       U.S. Large Company Portfolio......              --              --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,936,263          --   $(204,603)    $ (204,603)
U.S. Large Company Portfolio......  3,638,439  $2,822,229     (91,950)     2,730,279

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2016         OCT. 31, 2015
                                                       --------------------  --------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,729      113  $     3,876      214
 Shares Issued in Lieu of Cash Distributions..........         149       10          293       16
 Shares Redeemed......................................      (1,014)     (66)      (4,082)    (221)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       864       57  $        87        9
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,330,388   87,907  $ 1,873,843  105,425
 Shares Issued in Lieu of Cash Distributions..........      82,033    5,199      204,246   11,301
 Shares Redeemed......................................  (1,169,310) (75,936)  (1,694,664) (93,619)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   243,111   17,170  $   383,425   23,107
                                                       ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

  DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
  ---------------   --------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                      Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $(5,798)           $(5,798)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION)
                                                ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $  (258)           $  (258)

* During the six months ended April 30, 2016, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $25,696 (in thousands).

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.06%       $44,297         22        $30       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $290,135 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Bonds.......................... $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Total Borrowings................ $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Gross amount of recognized liabilities for securities lending transactions... $310,941,247
                                                                              ============

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      3             92%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return                  $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,008.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,094.70    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  952.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,042.40    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,202.90    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,018.90    0.16%    $0.80
Hypothetical 5% Annual Return........... $1,000.00 $1,024.07    0.16%    $0.81

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,048.20    0.27%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.52    0.27%    $1.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  20.5%
              Consumer Staples.............................  10.3%
              Energy.......................................   1.0%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  28.4%
              Information Technology.......................  11.8%
              Materials....................................  11.7%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  27.0%
              Consumer Staples.............................   5.6%
              Energy.......................................   2.5%
              Financials...................................  16.3%
              Health Care..................................   7.8%
              Industrials..................................  15.0%
              Information Technology.......................   5.4%
              Materials....................................  13.5%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.6%
              Financials...................................  15.7%
              Health Care..................................   3.0%
              Industrials..................................  25.8%
              Information Technology.......................   9.7%
              Materials....................................   7.9%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.0%
              Energy.......................................   2.7%
              Financials...................................  18.2%
              Health Care..................................   9.5%
              Industrials..................................  26.9%
              Information Technology.......................   8.9%
              Materials....................................  10.4%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.2%
              Energy.......................................  21.0%
              Financials...................................   8.8%
              Health Care..................................   1.6%
              Industrials..................................  12.7%
              Information Technology.......................   4.2%
              Materials....................................  30.0%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   7.5%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................  10.1%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.3%
              Financials...................................  25.4%
              Health Care..................................   3.1%
              Industrials..................................   7.9%
              Information Technology.......................  18.0%
              Materials....................................   8.4%
              Telecommunication Services...................   6.3%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.0%
              Consumer Staples.............................   8.5%
              Energy.......................................   1.5%
              Financials...................................  16.2%
              Health Care..................................   6.4%
              Industrials..................................  15.7%
              Information Technology.......................  14.5%
              Materials....................................  13.9%
              Telecommunication Services...................   1.0%
              Utilities....................................   5.3%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----
AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----
BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----
CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----
FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----
FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----
GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----
HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----
IRELAND -- (0.3%)
    Other Securities............................             25,545,280            0.3%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   33,961,734            0.4%
                                                      --------------           -----
ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----
JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----
NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----
NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----
PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----
SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----
SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN                                              279,204,868            3.0%
                                                      --------------           -----
SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----
SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%
    Zurich Insurance Group AG.............    343,651     77,109,860            0.8%
    Other Securities......................               276,633,468            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               779,266,583            8.5%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571 $   50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   304,000 $ 11,334,508            0.4%
#   Autobacs Seven Co., Ltd.....................   398,500    6,875,441            0.3%
    Calsonic Kansei Corp........................ 1,015,000    6,932,572            0.3%
#   Daiichikosho Co., Ltd.......................   189,100    7,927,406            0.3%
#   Nifco, Inc..................................   287,200   13,709,068            0.5%
    Seria Co., Ltd..............................   118,300    6,954,448            0.3%
    Shimachu Co., Ltd...........................   297,200    6,916,991            0.3%
#   Wacoal Holdings Corp........................   675,000    8,138,686            0.3%
    Zensho Holdings Co., Ltd....................   604,300    7,683,585            0.3%
    Other Securities............................            453,974,021           17.3%
                                                           ------------           -----
Total Consumer Discretionary....................            530,446,726           20.3%
                                                           ------------           -----
Consumer Staples -- (9.2%)
    Nichirei Corp............................... 1,501,000   13,065,011            0.5%
    Nippon Suisan Kaisha, Ltd................... 1,480,200    8,181,294            0.3%
#   Sapporo Holdings, Ltd....................... 1,981,000   10,696,831            0.4%
    Takara Holdings, Inc........................   980,300    8,342,244            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300   10,715,245            0.4%
    Other Securities............................            214,258,606            8.2%
                                                           ------------           -----
Total Consumer Staples..........................            265,259,231           10.1%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,049,413            1.0%
                                                           ------------           -----
Financials -- (9.9%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    6,943,108            0.3%
    Leopalace21 Corp............................ 1,960,700   11,765,227            0.5%
    Nihon M&A Center, Inc.......................   198,100   11,408,571            0.4%
    Relo Holdings, Inc..........................    62,900    8,042,680            0.3%
    Other Securities............................            246,208,107            9.4%
                                                           ------------           -----
Total Financials................................            284,367,693           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,497,111            0.3%
    Ship Healthcare Holdings, Inc...............   279,700    6,902,548            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,426,341            0.3%
    Tsumura & Co................................   348,700    8,973,039            0.3%
    Other Securities............................             89,493,095            3.4%
                                                           ------------           -----
Total Health Care...............................            121,292,134            4.6%
                                                           ------------           -----
Industrials -- (25.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,013,767            0.3%
    Daifuku Co., Ltd............................   579,400   10,362,482            0.4%
    Fujikura, Ltd............................... 1,935,000    9,379,448            0.4%
    Furukawa Electric Co., Ltd.................. 4,628,000   11,330,847            0.4%
    Glory, Ltd..................................   268,900    8,806,815            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,717,303            0.3%
    Kokuyo Co., Ltd.............................   525,125    6,879,869            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,050,484            0.3%
#   Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,889,678            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,196,000    7,294,877            0.3%
    Nishimatsu Construction Co., Ltd............ 1,794,000    7,834,166            0.3%
    Nisshinbo Holdings, Inc.....................   870,500    9,478,429            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
#     OSG Corp...........................    444,300 $    8,256,700            0.3%
#     Penta-Ocean Construction Co., Ltd..  1,684,400      7,585,378            0.3%
      Pilot Corp.........................    188,800      7,483,444            0.3%
      Sankyu, Inc........................  1,540,000      7,157,381            0.3%
      Sanwa Holdings Corp................  1,232,600      9,563,641            0.4%
      Other Securities...................               592,637,548           22.5%
                                                     --------------          ------
Total Industrials........................               733,722,257           28.1%
                                                     --------------          ------
Information Technology -- (10.5%)
      Ai Holdings Corp...................    247,200      7,063,817            0.3%
#     Horiba, Ltd........................    212,650      8,026,275            0.3%
#     IT Holdings Corp...................    505,101     11,936,378            0.5%
      SCREEN Holdings Co., Ltd...........  1,006,000      7,761,522            0.3%
      Ulvac, Inc.........................    252,600      7,745,140            0.3%
      Other Securities...................               261,438,937            9.9%
                                                     --------------          ------
Total Information Technology.............               303,972,069           11.6%
                                                     --------------          ------
Materials -- (10.5%)
      ADEKA Corp.........................    523,000      7,334,470            0.3%
      Denka Co., Ltd.....................  1,753,000      7,379,361            0.3%
#     Nisshin Steel Co., Ltd.............    582,592      7,799,338            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,748,116            0.4%
      Toyobo Co., Ltd....................  5,688,000      9,665,934            0.4%
      Ube Industries, Ltd................  5,257,000      9,984,558            0.4%
      Other Securities...................               249,896,427            9.5%
                                                     --------------          ------
Total Materials..........................               302,808,204           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%).....
      Other Securities...................                 1,224,066            0.0%
                                                     --------------          ------
Utilities -- (0.6%)
      Other Securities...................                16,040,716            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,584,182,509           98.8%
                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund..... 25,960,482    300,362,781           11.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,713,498,459)................              $2,884,545,290          110.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  530,446,726   --    $  530,446,726
  Consumer Staples............ $6,743,646    258,515,585   --       265,259,231
  Energy......................         --     25,049,413   --        25,049,413
  Financials..................  1,313,887    283,053,806   --       284,367,693
  Health Care.................         --    121,292,134   --       121,292,134
  Industrials.................         --    733,722,257   --       733,722,257
  Information Technology......         --    303,972,069   --       303,972,069
  Materials...................         --    302,808,204   --       302,808,204
  Telecommunication Services..         --      1,224,066   --         1,224,066
  Utilities...................         --     16,040,716   --        16,040,716
Securities Lending Collateral.         --    300,362,781   --       300,362,781
                               ---------- --------------   --    --------------
TOTAL......................... $8,057,533 $2,876,487,757   --    $2,884,545,290
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd...............  3,668,074 $ 14,349,269            1.0%
#   Alumina, Ltd.........................  8,122,355    9,171,857            0.7%
    Ansell, Ltd..........................    542,529    8,188,517            0.6%
    Beach Energy, Ltd.................... 13,448,071    7,468,464            0.5%
#   Blackmores, Ltd......................     81,784    9,959,777            0.7%
    BlueScope Steel, Ltd.................  2,315,186   11,303,541            0.8%
    Boral, Ltd...........................  2,013,642    9,800,669            0.7%
#   carsales.com, Ltd....................  1,702,940   15,168,334            1.1%
    Challenger, Ltd......................  1,370,457    9,270,307            0.7%
    CSR, Ltd.............................  3,350,138    8,649,885            0.6%
#   Domino's Pizza Enterprises, Ltd......    286,872   13,436,083            1.0%
    Downer EDI, Ltd......................  2,910,872    8,172,322            0.6%
    DuluxGroup, Ltd......................  3,101,823   15,022,680            1.1%
    Fairfax Media, Ltd................... 14,257,034    8,569,306            0.6%
#   GrainCorp, Ltd. Class A..............  1,251,687    7,758,802            0.6%
    Healthscope, Ltd.....................  3,182,159    6,553,638            0.5%
#   InvoCare, Ltd........................    901,024    8,364,885            0.6%
#   IOOF Holdings, Ltd...................  1,900,338   12,851,732            0.9%
#   IRESS, Ltd...........................  1,073,207    9,450,773            0.7%
#   JB Hi-Fi, Ltd........................    836,109   13,909,715            1.0%
    Magellan Financial Group, Ltd........    466,192    7,562,455            0.6%
#   Mineral Resources, Ltd...............  1,168,088    6,539,330            0.5%
    nib holdings, Ltd....................  2,713,689    9,384,435            0.7%
#   Northern Star Resources, Ltd.........  4,806,957   14,297,307            1.0%
    OZ Minerals, Ltd.....................  2,198,276    9,759,508            0.7%
#   Perpetual, Ltd.......................    356,426   11,523,064            0.8%
    Premier Investments, Ltd.............    556,867    6,692,242            0.5%
#   Primary Health Care, Ltd.............  3,292,878    8,645,585            0.6%
#   Sims Metal Management, Ltd...........  1,382,214    9,884,710            0.7%
    Sirtex Medical, Ltd..................    412,322    9,275,003            0.7%
#   Spark Infrastructure Group........... 11,913,246   18,677,981            1.4%
    Star Entertainment Grp, Ltd. (The)...  4,207,608   17,966,372            1.3%
#   Super Retail Group, Ltd..............  1,280,749    8,192,260            0.6%
    Tabcorp Holdings, Ltd................  3,586,818   12,030,842            0.9%
    Treasury Wine Estates, Ltd...........  1,165,441    8,206,160            0.6%
#   Vocus Communications, Ltd............  3,781,701   24,698,629            1.8%
    Other Securities.....................             348,162,660           25.0%
                                                     ------------           -----
TOTAL AUSTRALIA..........................             738,919,099           53.4%
                                                     ------------           -----

CHINA -- (0.1%)
    Other Securities.....................               1,460,263            0.1%
                                                     ------------           -----

HONG KONG -- (20.6%)
    Dah Sing Financial Holdings, Ltd.....  1,184,544    8,094,912            0.6%
#*  Esprit Holdings, Ltd................. 13,802,950   12,075,796            0.9%
    Hopewell Holdings, Ltd...............  2,920,000    9,835,186            0.7%
    Man Wah Holdings, Ltd................  5,694,800    6,641,226            0.5%
    Vitasoy International Holdings, Ltd..  4,703,000    8,792,048            0.6%
    Xinyi Glass Holdings, Ltd............ 16,280,000   11,047,781            0.8%
    Other Securities.....................             285,766,613           20.6%
                                                     ------------           -----
TOTAL HONG KONG..........................             342,253,562           24.7%
                                                     ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (9.1%)
#     Contact Energy, Ltd....................  1,951,396 $    6,923,739            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     26,808,812            1.9%
      Infratil, Ltd..........................  3,201,309      7,237,302            0.5%
#     Port of Tauranga, Ltd..................    515,305      6,732,318            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,577,975            1.1%
#     SKY Network Television, Ltd............  2,080,268      7,721,597            0.6%
#     SKYCITY Entertainment Group, Ltd.......  4,581,664     15,630,966            1.1%
      Other Securities.......................                66,361,528            4.8%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               151,994,237           11.0%
                                                         --------------          ------

SINGAPORE -- (8.5%)
      Venture Corp., Ltd.....................  1,654,300     10,287,442            0.8%
      Other Securities.......................               131,809,961            9.5%
                                                         --------------          ------
TOTAL SINGAPORE..............................               142,097,403           10.3%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,376,724,564           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                       927            0.0%
                                                         --------------          ------
HONG KONG -- (0.0%)
      Other Securities.......................                    40,204            0.0%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                   121,910            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   163,041            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,376,887,605
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund......... 25,081,467    290,192,573           21.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,765,062,043)....................              $1,667,080,178          120.5%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -----------------------------------------------
                               Level 1      Level 2     Level 3      Total
                               -------- --------------  ------- --------------
Common Stocks
  Australia................... $     63 $  738,919,036    --    $  738,919,099
  China.......................       --      1,460,263    --         1,460,263
  Hong Kong...................  872,561    341,381,001    --       342,253,562
  New Zealand.................       --    151,994,237    --       151,994,237
  Singapore...................       --    142,097,403    --       142,097,403
Rights/Warrants
  Australia...................       --            927    --               927
  Hong Kong...................       --         40,204    --            40,204
  Singapore...................       --        121,910    --           121,910
Securities Lending Collateral.       --    290,192,573    --       290,192,573
Forward Currency Contracts**..       --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL......................... $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.2%)
 Consumer Discretionary -- (23.0%)
     Bellway P.L.C.....................   634,613 $ 22,723,742            1.3%
     Berkeley Group Holdings P.L.C.....   350,391   15,354,310            0.9%
     Daily Mail & General Trust P.L.C.. 1,271,481   12,991,119            0.7%
     Domino's Pizza Group P.L.C........   845,611   11,368,947            0.6%
     Greene King P.L.C................. 1,786,209   21,377,373            1.2%
     Inchcape P.L.C.................... 2,190,976   21,732,306            1.2%
     Informa P.L.C..................... 3,309,192   31,703,441            1.8%
     Paddy Power Betfair P.L.C.........    87,973   11,770,611            0.7%
     UBM P.L.C......................... 2,115,221   17,623,332            1.0%
     WH Smith P.L.C....................   680,498   16,670,851            0.9%
     William Hill P.L.C................ 4,105,574   18,796,616            1.0%
     Other Securities..................            219,385,728           12.1%
                                                  ------------           -----
 Total Consumer Discretionary..........            421,498,376           23.4%
                                                  ------------           -----

 Consumer Staples -- (5.6%)
     Booker Group P.L.C................ 7,505,064   17,796,981            1.0%
     Britvic P.L.C..................... 1,120,971   11,548,616            0.6%
     Tate & Lyle P.L.C................. 2,291,490   19,728,657            1.1%
     Other Securities..................             53,907,264            3.0%
                                                  ------------           -----
 Total Consumer Staples................            102,981,518            5.7%
                                                  ------------           -----

 Energy -- (4.5%)
     Amec Foster Wheeler P.L.C......... 1,933,881   14,013,409            0.8%
     John Wood Group P.L.C............. 1,820,460   16,653,701            0.9%
     Petrofac, Ltd..................... 1,141,776   14,146,026            0.8%
     Other Securities..................             37,373,223            2.1%
                                                  ------------           -----
 Total Energy..........................             82,186,359            4.6%
                                                  ------------           -----

 Financials -- (15.2%)
     Beazley P.L.C..................... 2,740,810   13,063,536            0.7%
     Close Brothers Group P.L.C........   722,784   12,818,372            0.7%
     Henderson Group P.L.C............. 5,474,341   20,493,952            1.1%
     Hiscox, Ltd....................... 1,480,745   19,517,311            1.1%
     ICAP P.L.C........................ 2,606,844   17,871,842            1.0%
     IG Group Holdings P.L.C........... 1,792,534   20,280,929            1.1%
     Jupiter Fund Management P.L.C..... 1,855,025   11,435,970            0.6%
     Man Group P.L.C................... 7,936,721   17,166,966            1.0%
     Phoenix Group Holdings............ 1,073,440   13,506,771            0.8%
     UNITE Group P.L.C. (The).......... 1,189,599   11,000,266            0.6%
     Other Securities..................            122,241,003            6.8%
                                                  ------------           -----
 Total Financials......................            279,396,918           15.5%
                                                  ------------           -----

 Health Care -- (2.9%)
 #*  BTG P.L.C......................... 1,430,962   12,406,159            0.7%
     Other Securities..................             40,798,641            2.3%
                                                  ------------           -----
 Total Health Care.....................             53,204,800            3.0%
                                                  ------------           -----

 Industrials -- (25.0%)
 *   Balfour Beatty P.L.C.............. 3,549,781   12,403,455            0.7%
     BBA Aviation P.L.C................ 5,623,297   16,465,969            0.9%
     Berendsen P.L.C...................   823,219   14,223,318            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Cobham P.L.C...........................  5,276,532 $   11,904,933            0.7%
      DCC P.L.C..............................    151,417     13,429,949            0.7%
      Hays P.L.C.............................  6,566,676     12,320,222            0.7%
      Howden Joinery Group P.L.C.............  3,165,528     22,898,154            1.3%
      IMI P.L.C..............................    973,182     13,317,848            0.7%
      Regus P.L.C............................  3,349,423     14,331,210            0.8%
      Rentokil Initial P.L.C.................  8,861,710     22,836,352            1.3%
      Spirax-Sarco Engineering P.L.C.........    355,118     17,742,816            1.0%
      Other Securities.......................               287,372,868           15.9%
                                                         --------------          ------
Total Industrials............................               459,247,094           25.5%
                                                         --------------          ------

Information Technology -- (9.5%)
      Halma P.L.C............................  1,951,180     25,464,562            1.4%
      Micro Focus International P.L.C........    637,349     14,255,898            0.8%
      Playtech P.L.C.........................    960,141     11,306,981            0.6%
      Rightmove P.L.C........................    477,301     26,974,776            1.5%
      Spectris P.L.C.........................    573,376     15,297,327            0.9%
      Other Securities.......................                80,531,285            4.5%
                                                         --------------          ------
Total Information Technology.................               173,830,829            9.7%
                                                         --------------          ------

Materials -- (7.7%)
      Croda International P.L.C..............    335,389     14,774,736            0.8%
      DS Smith P.L.C.........................  4,938,232     27,541,954            1.5%
      Essentra P.L.C.........................  1,251,793     14,887,331            0.8%
      RPC Group P.L.C........................  1,506,799     16,079,536            0.9%
      Other Securities.......................                68,297,373            3.9%
                                                         --------------          ------
Total Materials..............................               141,580,930            7.9%
                                                         --------------          ------

Telecommunication Services -- (1.9%)
      Cable & Wireless Communications P.L.C.. 17,713,479     19,097,936            1.0%
      Other Securities.......................                14,840,495            0.9%
                                                         --------------          ------
Total Telecommunication Services.............                33,938,431            1.9%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  1,817,348     21,597,022            1.2%
      Other Securities.......................                13,364,107            0.8%
                                                         --------------          ------
Total Utilities..............................                34,961,129            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,782,826,384           99.2%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    15,091            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,782,841,475
                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.........  4,423,370     51,178,392            2.8%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,541,981,444)....................              $1,834,019,867          102.0%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary......       -- $  421,498,376   --    $  421,498,376
   Consumer Staples............       --    102,981,518   --       102,981,518
   Energy......................       --     82,186,359   --        82,186,359
   Financials..................       --    279,396,918   --       279,396,918
   Health Care.................       --     53,204,800   --        53,204,800
   Industrials.................       --    459,247,094   --       459,247,094
   Information Technology......       --    173,830,829   --       173,830,829
   Materials...................       --    141,580,930   --       141,580,930
   Telecommunication Services..       --     33,938,431   --        33,938,431
   Utilities................... $233,991     34,727,138   --        34,961,129
 Preferred Stocks..............       --         15,091   --            15,091
 Securities Lending Collateral.       --     51,178,392   --        51,178,392
                                -------- --------------   --    --------------
 TOTAL......................... $233,991 $1,833,785,876   --    $1,834,019,867
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (86.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $127,101,646            3.1%
                                              ------------           -----

     BELGIUM -- (3.8%)
         Ackermans & van Haaren NV.   134,383   17,517,650            0.4%
     #   Umicore SA................   434,045   21,667,333            0.5%
         Other Securities..........            134,210,715            3.4%
                                              ------------           -----
     TOTAL BELGIUM.................            173,395,698            4.3%
                                              ------------           -----

     DENMARK -- (4.3%)
     #*  Genmab A.S................   217,338   32,246,608            0.8%
         GN Store Nord A.S.........   826,732   16,268,578            0.4%
         Other Securities..........            150,945,700            3.7%
                                              ------------           -----
     TOTAL DENMARK.................            199,460,886            4.9%
                                              ------------           -----

     FINLAND -- (5.6%)
         Amer Sports Oyj...........   641,324   18,985,674            0.5%
         Elisa Oyj.................   734,075   27,448,502            0.7%
     #   Huhtamaki Oyj.............   467,536   18,390,549            0.5%
         Nokian Renkaat Oyj........   623,433   23,027,091            0.6%
         Orion Oyj Class B.........   420,544   14,687,385            0.4%
         Other Securities..........            155,329,331            3.7%
                                              ------------           -----
     TOTAL FINLAND.................            257,868,532            6.4%
                                              ------------           -----

     FRANCE -- (11.5%)
         Arkema SA.................   300,862   24,013,744            0.6%
     #   Edenred...................   843,271   16,634,039            0.4%
         Eiffage SA................   229,296   18,241,039            0.5%
         Eurofins Scientific SE....    47,119   17,482,363            0.4%
         Lagardere SCA.............   619,304   16,434,996            0.4%
         Rexel SA.................. 1,044,821   15,842,176            0.4%
         Rubis SCA.................   195,671   15,285,650            0.4%
         Teleperformance...........   348,982   31,346,308            0.8%
     *   UBISOFT Entertainment.....   521,852   15,146,787            0.4%
         Other Securities..........            357,174,028            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            527,601,130           13.1%
                                              ------------           -----

     GERMANY -- (14.3%)
         Aareal Bank AG............   409,233   14,568,747            0.4%
         DMG Mori AG...............   308,295   14,779,471            0.4%
     #   Freenet AG................   652,809   19,983,370            0.5%
         Gerresheimer AG...........   201,267   15,010,802            0.4%
     #   K+S AG....................   636,597   15,889,634            0.4%
         Lanxess AG................   467,967   24,507,252            0.6%
         LEG Immobilien AG.........   289,571   26,861,807            0.7%
     #   MTU Aero Engines AG.......   247,538   23,403,930            0.6%
         Osram Licht AG............   343,036   17,912,967            0.5%
     *   QIAGEN NV.................   780,158   17,546,244            0.4%
         Rheinmetall AG............   223,411   17,503,624            0.4%
         Other Securities..........            448,923,800           11.0%
                                              ------------           -----
     TOTAL GERMANY.................            656,891,648           16.3%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...............................            $          773            0.0%
                                                               --------------           -----

IRELAND -- (1.7%)
    Kingspan Group P.L.C...........................    580,389     15,295,504            0.4%
    Paddy Power Betfair P.L.C......................    142,584     19,162,586            0.5%
    Smurfit Kappa Group P.L.C......................    546,377     14,502,738            0.4%
    Other Securities...............................                27,191,613            0.6%
                                                               --------------           -----
TOTAL IRELAND......................................                76,152,441            1.9%
                                                               --------------           -----

ISRAEL -- (1.6%)
    Other Securities...............................                73,060,433            1.8%
                                                               --------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA.............................    573,550     14,477,174            0.4%
    Banca Popolare dell'Emilia Romagna SC..........  2,548,728     14,944,638            0.4%
    Banca Popolare di Milano Scarl................. 22,383,595     17,034,516            0.4%
    Mediaset SpA...................................  3,479,950     15,721,235            0.4%
    Prysmian SpA...................................    991,595     23,459,993            0.6%
    Other Securities...............................               307,349,867            7.5%
                                                               --------------           -----
TOTAL ITALY........................................               392,987,423            9.7%
                                                               --------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................    558,677     19,172,991            0.5%
*   TNT Express NV.................................  2,218,089     20,135,316            0.5%
    Other Securities...............................               181,804,137            4.5%
                                                               --------------           -----
TOTAL NETHERLANDS..................................               221,112,444            5.5%
                                                               --------------           -----

NORWAY -- (1.9%)
    Other Securities...............................                88,120,415            2.2%
                                                               --------------           -----

PORTUGAL -- (1.2%)
    Other Securities...............................                54,741,828            1.4%
                                                               --------------           -----

SPAIN -- (5.1%)
#   Distribuidora Internacional de Alimentacion SA.  2,594,077     14,434,384            0.4%
    Gamesa Corp. Tecnologica SA....................  1,266,922     25,019,115            0.6%
    Other Securities...............................               194,048,795            4.8%
                                                               --------------           -----
TOTAL SPAIN........................................               233,502,294            5.8%
                                                               --------------           -----

SWEDEN -- (7.9%)
    Other Securities...............................               365,190,099            9.0%
                                                               --------------           -----

SWITZERLAND -- (11.7%)
    Baloise Holding AG.............................    183,625     22,761,500            0.6%
    Clariant AG....................................    849,328     16,091,854            0.4%
    Flughafen Zuerich AG...........................     22,078     20,282,315            0.5%
    Georg Fischer AG...............................     22,511     18,301,967            0.5%
    Helvetia Holding AG............................     36,269     19,534,116            0.5%
    PSP Swiss Property AG..........................    201,709     19,453,682            0.5%
    Straumann Holding AG...........................     55,594     19,301,424            0.5%
    Swiss Prime Site AG............................    222,234     19,482,424            0.5%
    Temenos Group AG...............................    318,043     16,504,548            0.4%
    Other Securities...............................               369,168,248            9.0%
                                                               --------------           -----
TOTAL SWITZERLAND..................................               540,882,078           13.4%
                                                               --------------           -----
TOTAL COMMON STOCKS................................             3,988,069,768           98.8%
                                                               --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
        Other Securities................            $   28,544,902            0.7%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                28,544,902            0.7%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                     8,841            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                    19,318            0.0%
                                                    --------------          ------

NORWAY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   236,018            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   264,177            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,016,878,847
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@    DFA Short Term Investment Fund.. 50,602,726    585,473,541           14.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,924,188,407)...............              $4,602,352,388          114.0%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $  127,101,646   --    $  127,101,646
  Belgium.....................         --    173,395,698   --       173,395,698
  Denmark..................... $  671,067    198,789,819   --       199,460,886
  Finland.....................         --    257,868,532   --       257,868,532
  France......................     13,601    527,587,529   --       527,601,130
  Germany.....................         --    656,891,648   --       656,891,648
  Greece......................         --            773   --               773
  Ireland.....................         --     76,152,441   --        76,152,441
  Israel......................         --     73,060,433   --        73,060,433
  Italy.......................         --    392,987,423   --       392,987,423
  Netherlands.................         --    221,112,444   --       221,112,444
  Norway......................    357,420     87,762,995   --        88,120,415
  Portugal....................         --     54,741,828   --        54,741,828
  Spain.......................     39,781    233,462,513   --       233,502,294
  Sweden......................  1,140,473    364,049,626   --       365,190,099
  Switzerland.................  7,433,467    533,448,611   --       540,882,078
Preferred Stocks
  Germany.....................         --     28,544,902   --        28,544,902
Rights/Warrants
  Austria.....................         --             --   --                --
  France......................         --          8,841   --             8,841
  Germany.....................         --         19,318   --            19,318
  Norway......................         --             --   --                --
  Sweden......................         --        236,018   --           236,018
Securities Lending Collateral.         --    585,473,541   --       585,473,541
                               ---------- --------------   --    --------------
TOTAL......................... $9,655,809 $4,592,696,579   --    $4,602,352,388
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (7.5%)
    Cineplex, Inc.......................   169,535 $  6,700,598            0.9%
#   EnerCare, Inc.......................   438,600    5,558,094            0.7%
#*  IMAX Corp...........................   259,917    8,317,344            1.1%
    RONA, Inc...........................   676,245   12,870,591            1.7%
    Other Securities....................             37,465,014            4.8%
                                                   ------------           -----
Total Consumer Discretionary............             70,911,641            9.2%
                                                   ------------           -----
Consumer Staples -- (3.4%)
    Cott Corp...........................   509,721    6,755,926            0.9%
    North West Co., Inc. (The)..........   242,310    5,386,169            0.7%
    Other Securities....................             20,020,385            2.6%
                                                   ------------           -----
Total Consumer Staples..................             32,162,480            4.2%
                                                   ------------           -----
Energy -- (17.0%)
*   Advantage Oil & Gas, Ltd............ 1,100,531    6,306,542            0.8%
#   Enbridge Income Fund Holdings, Inc..   251,755    5,816,831            0.8%
#   Gibson Energy, Inc..................   411,174    6,111,736            0.8%
#   Mullen Group, Ltd...................   536,825    6,250,907            0.8%
*   Parex Resources, Inc................   586,904    5,879,799            0.8%
    Parkland Fuel Corp..................   414,677    7,908,839            1.0%
    Pason Systems, Inc..................   356,252    5,178,956            0.7%
#   Precision Drilling Corp............. 1,736,481    9,009,716            1.2%
    ShawCor, Ltd........................   233,800    6,316,904            0.8%
#   Whitecap Resources, Inc.............   966,741    7,250,365            1.0%
    Other Securities....................             94,837,364           12.3%
                                                   ------------           -----
Total Energy............................            160,867,959           21.0%
                                                   ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank...............   436,532    9,630,354            1.3%
    Colliers International Group, Inc...   161,848    6,694,757            0.9%
    FirstService Corp...................   150,648    6,769,374            0.9%
#   Home Capital Group, Inc.............   213,780    6,404,710            0.8%
    Laurentian Bank of Canada...........   191,320    7,590,587            1.0%
    Other Securities....................             29,914,592            3.8%
                                                   ------------           -----
Total Financials........................             67,004,374            8.7%
                                                   ------------           -----
Health Care -- (1.3%)
    Other Securities....................             12,218,223            1.6%
                                                   ------------           -----
Industrials -- (10.3%)
    Aecon Group, Inc....................   408,101    5,441,563            0.7%
    New Flyer Industries, Inc...........   254,471    7,498,042            1.0%
#   Russel Metals, Inc..................   350,655    6,243,431            0.8%
#   Stantec, Inc........................   281,329    7,210,919            0.9%
    Toromont Industries, Ltd............   376,225   11,277,455            1.5%
    Transcontinental, Inc. Class A......   359,276    5,646,707            0.7%
    TransForce, Inc.....................   432,009    8,153,322            1.1%
    Other Securities....................             45,632,980            5.9%
                                                   ------------           -----
Total Industrials.......................             97,104,419           12.6%
                                                   ------------           -----
Information Technology -- (3.4%)
    Other Securities....................             32,101,774            4.2%
                                                   ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
Materials -- (24.3%)
      Alamos Gold, Inc. Class A.........  1,545,462 $ 11,147,233            1.5%
#*    B2Gold Corp.......................  5,268,073   11,714,293            1.5%
      Centerra Gold, Inc................    999,634    5,529,178            0.7%
*     Detour Gold Corp..................    291,290    6,247,401            0.8%
      Dominion Diamond Corp.............    487,201    5,595,414            0.7%
#*    First Majestic Silver Corp........    652,877    6,951,813            0.9%
*     Fortuna Silver Mines, Inc.........    876,406    5,608,942            0.7%
      HudBay Minerals, Inc..............  1,398,004    6,974,978            0.9%
*     IAMGOLD Corp......................  2,443,241    8,314,847            1.1%
      Intertape Polymer Group, Inc......    324,227    5,098,429            0.7%
*     New Gold, Inc.....................  2,304,655   10,837,224            1.4%
      OceanaGold Corp...................  2,038,216    7,293,847            1.0%
      Pan American Silver Corp..........    990,673   15,530,834            2.0%
*     SEMAFO, Inc.......................  1,595,446    7,108,108            0.9%
#*    Silver Standard Resources, Inc....    571,298    5,363,745            0.7%
      Stella-Jones, Inc.................    187,800    7,180,016            0.9%
      Tahoe Resources, Inc..............    504,323    7,122,506            0.9%
      Other Securities..................              95,912,658           12.6%
                                                    ------------          ------
Total Materials.........................             229,531,466           29.9%
                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities..................                 513,979            0.1%
                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..................               4,845,172            0.6%
                                                    ------------          ------
Utilities -- (6.0%)
      Algonquin Power & Utilities Corp..  1,054,815    9,213,973            1.2%
      Capital Power Corp................    523,509    7,414,326            1.0%
#     Innergex Renewable Energy, Inc....    512,927    5,661,942            0.7%
#     Northland Power, Inc..............    536,896    8,904,763            1.1%
#     Superior Plus Corp................    689,743    6,003,023            0.8%
      Other Securities..................              20,046,403            2.7%
                                                    ------------          ------
Total Utilities.........................              57,244,430            7.5%
                                                    ------------          ------
TOTAL COMMON STOCKS.....................             764,505,917           99.6%
                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund.... 15,623,575  180,764,765           23.5%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,753,730)...............              $945,270,682          123.1%
                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -----------------------------------------------
                                   Level 1       Level 2    Level 3     Total
                                 ------------ ------------  ------- ------------
Common Stocks
  Consumer Discretionary........ $ 70,911,641           --    --    $ 70,911,641
  Consumer Staples..............   32,162,480           --    --      32,162,480
  Energy........................  160,779,904 $     88,055    --     160,867,959
  Financials....................   67,004,374           --    --      67,004,374
  Health Care...................   12,211,004        7,219    --      12,218,223
  Industrials...................   97,104,419           --    --      97,104,419
  Information Technology........   32,101,774           --    --      32,101,774
  Materials.....................  229,529,994        1,472    --     229,531,466
  Real Estate Investment Trusts.      513,979           --    --         513,979
  Telecommunication Services....    4,845,172           --    --       4,845,172
  Utilities.....................   57,244,430           --    --      57,244,430
Securities Lending Collateral...           --  180,764,765    --     180,764,765
Forward Currency Contracts**....           --         (115)   --            (115)
                                 ------------ ------------    --    ------------
TOTAL........................... $764,409,171 $180,861,396    --    $945,270,567
                                 ============ ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA ADR........................................  5,984,451 $ 33,453,081            0.7%
    Cielo SA............................................  1,506,864   14,677,606            0.3%
    Other Securities....................................             197,554,532            4.4%
                                                                    ------------           -----
TOTAL BRAZIL............................................             245,685,219            5.4%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              71,689,780            1.6%
                                                                    ------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 63,274,181   25,619,359            0.6%
    China Construction Bank Corp. Class H............... 69,620,590   44,217,920            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   52,813,599            1.2%
    CNOOC, Ltd. Sponsored ADR...........................    127,716   15,763,986            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   38,136,168            0.8%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   21,693,760            0.5%
    Tencent Holdings, Ltd...............................  4,351,400   88,543,644            2.0%
    Other Securities....................................             351,497,229            7.5%
                                                                    ------------           -----
TOTAL CHINA.............................................             638,285,665           14.0%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,480,378            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,877,220            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,765,624            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................              12,625,172            0.3%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              16,647,353            0.4%
                                                                    ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................  2,058,467   14,584,815            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,879,410            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   15,033,549            0.3%
    Infosys, Ltd........................................  1,886,232   34,259,997            0.8%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,940,294            0.4%
    ITC, Ltd............................................  3,264,295   16,012,953            0.4%
    Reliance Industries, Ltd............................  1,625,226   23,982,462            0.5%
    Sun Pharmaceutical Industries, Ltd..................  1,259,691   15,406,140            0.3%
    Tata Consultancy Services, Ltd......................    720,066   27,544,405            0.6%
    Other Securities....................................             360,415,109            7.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             549,059,134           12.1%
                                                                    ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT............................ 15,447,700   15,245,332            0.3%
    Other Securities....................................             129,329,351            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             144,574,683            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
MALAYSIA -- (4.2%)
    Public Bank Bhd.................................  3,537,614 $ 16,921,955            0.4%
    Tenaga Nasional Bhd.............................  4,375,250   16,072,346            0.4%
    Other Securities................................             163,027,493            3.5%
                                                                ------------           -----
TOTAL MALAYSIA......................................             196,021,794            4.3%
                                                                ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.....................  8,197,783   15,419,102            0.3%
    America Movil S.A.B. de C.V. Series L........... 46,329,297   32,798,740            0.7%
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   16,720,400            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,709,628   26,777,401            0.6%
    Grupo Mexico S.A.B. de C.V. Series B............  6,024,993   15,324,560            0.3%
    Grupo Televisa S.A.B. Series CPO................  3,292,769   19,196,248            0.4%
    Wal-Mart de Mexico S.A.B. de C.V................  7,054,235   17,434,012            0.4%
    Other Securities................................             122,877,443            2.7%
                                                                ------------           -----
TOTAL MEXICO........................................             266,547,906            5.8%
                                                                ------------           -----

PERU -- (0.3%)
    Other Securities................................              13,030,701            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.8%)
    Other Securities................................              84,216,211            1.8%
                                                                ------------           -----

POLAND -- (1.6%)
    Other Securities................................              76,086,626            1.7%
                                                                ------------           -----

RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR.......................  5,279,647   27,432,935            0.6%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   14,618,609            0.3%
    Other Securities................................              47,261,890            1.1%
                                                                ------------           -----
TOTAL RUSSIA........................................              89,313,434            2.0%
                                                                ------------           -----

SOUTH AFRICA -- (8.5%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   26,930,328            0.6%
    Bidvest Group, Ltd. (The).......................    778,465   19,778,039            0.4%
    FirstRand, Ltd..................................  4,730,180   15,203,319            0.3%
    MTN Group, Ltd..................................  2,516,919   26,348,362            0.6%
    Naspers, Ltd. Class N...........................    370,571   50,994,756            1.1%
    Sasol, Ltd. Sponsored ADR.......................    778,314   25,520,916            0.6%
    Standard Bank Group, Ltd........................  1,835,594   16,484,257            0.4%
    Steinhoff International Holdings NV.............  3,126,745   19,559,450            0.4%
    Other Securities................................             199,582,578            4.4%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             400,402,005            8.8%
                                                                ------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co................................    175,874   22,067,187            0.5%
    KT&G Corp.......................................    132,438   14,268,223            0.3%
    NAVER Corp......................................     33,801   20,032,066            0.4%
    Samsung Electronics Co., Ltd....................     97,289  106,028,534            2.3%
    Samsung Electronics Co., Ltd. GDR...............     52,509   28,672,951            0.6%
    SK Hynix, Inc...................................    705,494   17,304,220            0.4%
    Other Securities................................             460,012,485           10.2%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             668,385,666           14.7%
                                                                ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
TAIWAN -- (13.6%)
      Hon Hai Precision Industry Co., Ltd.......... 15,697,867 $   37,393,311            0.8%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    115,726,652            2.6%
      Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR...............................  1,672,158     39,446,207            0.9%
      Other Securities.............................               447,889,847            9.8%
                                                               --------------          ------
TOTAL TAIWAN.......................................               640,456,017           14.1%
                                                               --------------          ------

THAILAND -- (2.7%)
      PTT PCL......................................  1,634,600     14,226,121            0.3%
      Other Securities.............................               111,439,249            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               125,665,370            2.8%
                                                               --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................                91,908,213            2.0%
                                                               --------------          ------

UNITED KINGDOM -- (0.1%)
      Other Securities.............................                 6,708,540            0.1%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,379,432,711           96.3%
                                                               --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA............................  2,270,614     17,099,339            0.4%
      Itau Unibanco Holding SA.....................  3,924,570     37,508,357            0.8%
      Other Securities.............................                51,121,450            1.2%
                                                               --------------          ------
TOTAL BRAZIL.......................................               105,729,146            2.4%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   386,855            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,509,843            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               111,625,844            2.5%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                       311            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   448,421            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   448,732            0.0%
                                                               --------------          ------
TOTAL INVESTMENT SECURITIES........................             4,491,507,287
                                                               --------------

                                                                  VALUE+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 18,338,278    212,173,878            4.7%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,038,294,827)..........................              $4,703,681,165          103.5%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  245,685,219             --   --    $  245,685,219
  Chile.......................     33,993,926 $   37,695,854   --        71,689,780
  China.......................    110,692,586    527,593,079   --       638,285,665
  Colombia....................     27,466,666         13,712   --        27,480,378
  Czech Republic..............             --      8,877,220   --         8,877,220
  Egypt.......................             --      5,765,624   --         5,765,624
  Greece......................             --     12,625,172   --        12,625,172
  Hungary.....................             --     16,647,353   --        16,647,353
  India.......................     32,908,215    516,150,919   --       549,059,134
  Indonesia...................      5,255,573    139,319,110   --       144,574,683
  Malaysia....................             --    196,021,794   --       196,021,794
  Mexico......................    266,540,055          7,851   --       266,547,906
  Peru........................     13,030,701             --   --        13,030,701
  Philippines.................      1,846,587     82,369,624   --        84,216,211
  Poland......................             --     76,086,626   --        76,086,626
  Russia......................             --     89,313,434   --        89,313,434
  South Africa................     64,869,481    335,532,524   --       400,402,005
  South Korea.................     22,618,822    645,766,844   --       668,385,666
  Taiwan......................     48,932,991    591,523,026   --       640,456,017
  Thailand....................    125,665,370             --   --       125,665,370
  Turkey......................        797,450     91,110,763   --        91,908,213
  United Kingdom..............      6,708,540             --   --         6,708,540
Preferred Stocks
  Brazil......................    105,725,500          3,646   --       105,729,146
  Chile.......................             --        386,855   --           386,855
  Colombia....................      5,509,843             --   --         5,509,843
Rights/Warrants
  Brazil......................             --            311   --               311
  Thailand....................             --        448,421   --           448,421
Securities Lending Collateral.             --    212,173,878   --       212,173,878
Futures Contracts**...........      1,130,445             --   --         1,130,445
Forward Currency Contracts**..             --            258   --               258
                               -------------- --------------   --    --------------
TOTAL......................... $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
    Other Securities........................................            $     61,671            0.0%
                                                                        ------------           -----

BRAZIL -- (7.2%)
    BR Malls Participacoes SA...............................  5,634,717   27,737,373            0.6%
    CETIP SA -- Mercados Organizados........................    945,300   11,604,439            0.2%
    Cia Siderurgica Nacional SA.............................  6,531,808   24,955,428            0.5%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  3,156,434    9,425,479            0.2%
    Duratex SA..............................................  4,137,733    9,420,208            0.2%
    EDP -- Energias do Brasil SA............................  2,848,595   10,601,735            0.2%
    Equatorial Energia SA...................................  2,371,958   29,338,691            0.6%
    Estacio Participacoes SA................................  3,477,890   12,003,360            0.2%
    Localiza Rent a Car SA..................................  1,730,775   16,606,985            0.3%
*   Marfrig Global Foods SA.................................  4,834,229    9,122,380            0.2%
    MRV Engenharia e Participacoes SA.......................  4,019,180   14,046,825            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............    592,100   10,148,810            0.2%
    Odontoprev SA...........................................  3,036,496    9,235,080            0.2%
    Qualicorp SA............................................  2,859,505   12,388,348            0.3%
    Sao Martinho SA.........................................    734,862    9,557,426            0.2%
    Sul America SA..........................................  2,958,965   14,410,891            0.3%
    Totvs SA................................................  1,433,226   11,751,684            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518   10,911,161            0.2%
    Other Securities........................................             163,687,806            3.0%
                                                                        ------------           -----
TOTAL BRAZIL................................................             416,954,109            8.1%
                                                                        ------------           -----

CHILE -- (1.5%)
    E.CL SA.................................................  5,691,360    9,896,384            0.2%
    Parque Arauco SA........................................  7,790,869   15,148,663            0.3%
    Vina Concha y Toro SA...................................  5,560,304    9,325,135            0.2%
    Other Securities........................................              50,647,449            1.0%
                                                                        ------------           -----
TOTAL CHILE.................................................              85,017,631            1.7%
                                                                        ------------           -----

CHINA -- (12.1%)
#   GCL-Poly Energy Holdings, Ltd........................... 71,822,000   10,703,162            0.2%
    Minth Group, Ltd........................................  3,475,000    9,110,644            0.2%
    Shenzhen International Holdings, Ltd....................  6,618,751   10,783,923            0.2%
#   Sunny Optical Technology Group Co., Ltd.................  3,644,000   11,239,024            0.2%
    Other Securities........................................             661,478,729           12.9%
                                                                        ------------           -----
TOTAL CHINA.................................................             703,315,482           13.7%
                                                                        ------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................              10,674,737            0.2%
                                                                        ------------           -----

GREECE -- (0.3%)
    Other Securities........................................              19,037,207            0.4%
                                                                        ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                 404,787            0.0%
                                                                        ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  72,448            0.0%
                                                                        ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (12.0%)
    Havells India, Ltd...................................... 1,992,064 $  9,959,435            0.2%
    Reliance Infrastructure, Ltd............................ 1,132,160    9,163,539            0.2%
    TVS Motor Co., Ltd...................................... 2,128,314   10,230,508            0.2%
    Other Securities........................................            665,169,455           12.9%
                                                                       ------------           -----
TOTAL INDIA.................................................            694,522,937           13.5%
                                                                       ------------           -----

INDONESIA -- (2.7%)
    Other Securities........................................            157,862,832            3.1%
                                                                       ------------           -----

MALAYSIA -- (4.5%)
    Other Securities........................................            258,085,894            5.0%
                                                                       ------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   23,950,116            0.5%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,323,229   13,949,110            0.3%
    Gentera S.A.B. de C.V................................... 7,403,631   14,691,375            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,374,699   13,769,532            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,192,976   11,264,336            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 2,230,124    9,288,808            0.2%
    Other Securities........................................            132,933,459            2.5%
                                                                       ------------           -----
TOTAL MEXICO................................................            219,846,736            4.3%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Security Bank Corp...................................... 2,789,318   10,101,741            0.2%
    Other Securities........................................             78,828,533            1.5%
                                                                       ------------           -----
TOTAL PHILIPPINES...........................................             88,930,274            1.7%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   683,476   10,372,944            0.2%
    Other Securities........................................            102,109,544            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            112,482,488            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (6.8%)
    AVI, Ltd................................................ 3,423,460   21,240,907            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,796,839            0.3%
    Clicks Group, Ltd....................................... 2,666,173   19,456,493            0.4%
#   Coronation Fund Managers, Ltd........................... 1,818,975    9,450,577            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   10,876,007            0.2%
    Foschini Group, Ltd. (The).............................. 1,415,093   15,201,788            0.3%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR............. 2,632,188    9,633,808            0.2%
    JSE, Ltd................................................   892,197   10,351,796            0.2%
#*  Northam Platinum, Ltd................................... 3,640,843   12,413,254            0.2%
#   Pick n Pay Stores, Ltd.................................. 2,069,376   10,735,334            0.2%
*   Sappi, Ltd.............................................. 4,082,585   17,706,447            0.4%
    Sibanye Gold, Ltd....................................... 3,727,720   14,268,550            0.3%
    Spar Group, Ltd. (The).................................. 1,156,299   17,281,868            0.3%
*   Super Group, Ltd........................................ 3,477,779   10,055,717            0.2%
    Other Securities........................................            203,743,323            3.9%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            395,212,708            7.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.3%)
    Other Securities........................................            768,519,148           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

TAIWAN -- (12.9%)
        Other Securities................            $  747,646,613           14.6%
                                                    --------------          ------

THAILAND -- (3.2%)
        Other Securities................               184,035,711            3.6%
                                                    --------------          ------

TURKEY -- (2.3%)
        Other Securities................               134,492,743            2.6%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,997,176,156           97.4%
                                                    --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
        Other Securities................                70,236,378            1.4%
                                                    --------------          ------
CHILE -- (0.1%)
        Other Securities................                 2,434,179            0.1%
                                                    --------------          ------
COLOMBIA -- (0.0%)
        Other Securities................                 1,934,885            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                74,605,442            1.5%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                   107,231            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    61,285            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   298,781            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                     9,567            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   476,864            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             5,072,258,462
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 62,563,032    723,854,282           14.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,944,983,831)...............              $5,796,112,744          113.0%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Belgium.....................           -- $       61,671   --    $       61,671
  Brazil...................... $416,954,109             --   --       416,954,109
  Chile.......................    1,934,719     83,082,912   --        85,017,631
  China.......................    3,662,817    699,652,665   --       703,315,482
  Colombia....................   10,671,549          3,188   --        10,674,737
  Greece......................           --     19,037,207   --        19,037,207
  Hong Kong...................           --        404,787   --           404,787
  Hungary.....................           --         72,448   --            72,448
  India.......................      129,111    694,393,826   --       694,522,937
  Indonesia...................      910,480    156,952,352   --       157,862,832
  Malaysia....................           --    258,085,894   --       258,085,894
  Mexico......................  218,982,457        864,279   --       219,846,736
  Philippines.................           --     88,930,274   --        88,930,274
  Poland......................           --    112,482,488   --       112,482,488
  South Africa................   11,348,321    383,864,387   --       395,212,708
  South Korea.................      804,734    767,714,414   --       768,519,148
  Taiwan......................           --    747,646,613   --       747,646,613
  Thailand....................  183,264,033        771,678   --       184,035,711
  Turkey......................           --    134,492,743   --       134,492,743
Preferred Stocks
  Brazil......................   70,236,378             --   --        70,236,378
  Chile.......................           --      2,434,179   --         2,434,179
  Colombia....................    1,934,885             --   --         1,934,885
Rights/Warrants
  Brazil......................           --        107,231   --           107,231
  Malaysia....................           --         61,285   --            61,285
  Poland......................           --             --   --                --
  South Korea.................           --        298,781   --           298,781
  Thailand....................           --          9,567   --             9,567
Securities Lending Collateral.           --    723,854,282   --       723,854,282
Futures Contracts**...........      743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL......................... $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,307,178, $648,436,
 $289,787 and $295,754 of securities on loan,
 respectively)..............................................  $19,410,300    $9,070,307    $2,584,183   $1,376,887
Temporary Cash Investments at Value & Cost..................      195,968            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      681,194       677,034       300,363      290,193
Segregated Cash for Futures Contracts.......................        5,760         2,392            --           --
Foreign Currencies at Value.................................           --        49,325         2,419        3,950
Cash........................................................           --             1         2,061        3,413
Receivables:
  Investment Securities Sold................................       33,856        32,802           666          252
  Dividends, Interest and Tax Reclaims......................       23,979        41,783        27,402        1,464
  Securities Lending Income.................................          238         1,620           442          394
Unrealized Gain on Forward Currency Contracts...............           --             2            --           --
Unrealized Gain on Foreign Currency Contracts...............           --             2            --           --
Prepaid Expenses and Other Assets...........................           19             5             2            1
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,351,314     9,875,273     2,917,538    1,676,554
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      681,194       677,034       300,363      290,193
  Investment Securities Purchased...........................       71,184            --         1,205        3,079
  Due to Advisor............................................        1,580         1,474           214          112
  Line of Credit............................................           --           529            --           --
  Futures Margin Variation..................................          851           316            --           --
Unrealized Loss on Foreign Currency Contracts...............           --             1            --           --
Accrued Expenses and Other Liabilities......................          842           632           228          128
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      755,651       679,986       302,010      293,512
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,595,663    $9,195,287    $2,615,528   $1,383,042
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $14,067,207    $9,292,312    $2,413,136   $1,474,869
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   48,728    $    2,348   $    3,964
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,413,
 $543,798, $174,750, $324,032 and
 $1,032,206 of securities on loan,
 respectively)..............................  $1,782,842   $4,016,878    $764,506     $4,491,507     $5,072,259
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      51,178      585,474     180,765        212,174        723,854
Segregated Cash for Futures Contracts.......          --           --          --          1,494          1,323
Foreign Currencies at Value.................       1,801        7,192         221         37,502         34,876
Cash........................................       1,493        7,690       4,219         13,810          5,774
Receivables:
  Investment Securities Sold................       2,011        2,904         256             --          5,308
  Dividends, Interest and Tax Reclaims......      12,875        8,889         538          3,812         10,302
  Securities Lending Income.................         202        1,957         271            619          3,434
Unrealized Gain on Foreign Currency
 Contracts..................................          --            4          --             --             --
Prepaid Expenses and Other Assets...........           2            6          --              2              2
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,852,404    4,630,994     950,776      4,760,920      5,857,132
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      51,178      585,474     180,765        212,174        723,854
  Investment Securities Purchased...........       2,275        6,086       2,225          1,695            574
  Due to Advisor............................         145          325          57            370            830
  Futures Margin Variation..................          --           --          --            120            107
Accrued Expenses and Other Liabilities......         104          279          46            830            935
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      53,702      592,164     183,093        215,189        726,300
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,798,702   $4,038,830    $767,683     $4,545,731     $5,130,832
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,490,803   $3,338,715    $994,989     $3,826,121     $5,221,130
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    1,806   $    7,134    $    221     $   36,832     $   33,977
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               The Japanese   The Asia
                                                                      The U.S.      The DFA       Small     Pacific Small
                                                                     Large Cap   International   Company       Company
                                                                    Value Series Value Series     Series       Series
                                                                    ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5, $13,081, $3,170
   and $555, respectively).........................................  $ 242,607     $ 148,183     $ 28,598     $ 19,302
  Income from Securities Lending...................................      2,235         5,233        2,467        2,531
                                                                     ---------     ---------     --------     --------
     Total Investment Income.......................................    244,842       153,416       31,065       21,833
                                                                     ---------     ---------     --------     --------
Expenses
  Investment Management Fees.......................................      9,096         8,649        1,280          628
  Accounting & Transfer Agent Fees.................................        459           224           67           37
  Custodian Fees...................................................         96           397          179          104
  Shareholders' Reports............................................         23            12            3            2
  Directors'/Trustees' Fees & Expenses.............................         77            37           11            5
  Professional Fees................................................        166            83           23           11
  Other............................................................        256           164           52           26
                                                                     ---------     ---------     --------     --------
     Total Expenses................................................     10,173         9,566        1,615          813
                                                                     ---------     ---------     --------     --------
  Fees Paid Indirectly (Note C)....................................         --           (25)          (1)          (2)
                                                                     ---------     ---------     --------     --------
  Net Expenses.....................................................     10,173         9,541        1,614          811
                                                                     ---------     ---------     --------     --------
  Net Investment Income (Loss).....................................    234,669       143,875       29,451       21,022
                                                                     ---------     ---------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    124,227      (220,143)      27,166      (22,804)
    Futures........................................................      9,023         4,471           --           --
    Foreign Currency Transactions..................................         --         2,418           92          490
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (304,230)     (244,070)     (38,511)     121,330
    Futures........................................................      3,800         1,200           --           --
    Translation of Foreign Currency Denominated Amounts............         --         1,789        1,720           15
                                                                     ---------     ---------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................   (167,180)     (454,335)      (9,533)      99,031
                                                                     ---------     ---------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $  67,489     $(310,460)    $ 19,918     $120,053
                                                                     =========     =========     ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                The United     The
                                                 Kingdom   Continental The Canadian              The Emerging
                                                  Small       Small       Small     The Emerging   Markets
                                                 Company     Company     Company      Markets     Small Cap
                                                  Series     Series       Series       Series       Series
                                                ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $0, $6,010, $1,224, $4,754 and $3,496,
   respectively)............................... $  45,227   $ 39,234     $  7,423     $ 36,554     $ 41,866
  Interest.....................................        --         --           --            9            1
  Income from Securities Lending...............     1,055      7,301        1,356        3,497       18,462
                                                ---------   --------     --------     --------     --------
     Total Investment Income...................    46,282     46,535        8,779       40,060       60,329
                                                ---------   --------     --------     --------     --------
Expenses
  Investment Management Fees...................       924      1,863          298        2,122        4,700
  Accounting & Transfer Agent Fees.............        49         99           15          112          124
  Custodian Fees...............................        49        257           16        1,021        1,348
  Shareholders' Reports........................         3          4            1            5            6
  Directors'/Trustees' Fees & Expenses.........         8         16            2           18           20
  Professional Fees............................        18         47            6           82           94
  Other........................................        40         69           13           98           99
                                                ---------   --------     --------     --------     --------
     Total Expenses............................     1,091      2,355          351        3,458        6,391
                                                ---------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)................        --         (7)          --          (12)          (4)
                                                ---------   --------     --------     --------     --------
  Net Expenses.................................     1,091      2,348          351        3,446        6,387
                                                ---------   --------     --------     --------     --------
  Net Investment Income (Loss).................    45,191     44,187        8,428       36,614       53,942
                                                ---------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    63,365     24,453      (16,942)     (77,753)     112,430
    Futures....................................        --        687           --          855        2,718
    Foreign Currency Transactions..............      (373)       (94)          30          871          493
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (212,373)   101,043      136,912      128,466       62,725
    Futures....................................        --         19           --        1,130          744
    Translation of Foreign Currency
     Denominated Amounts.......................       153        180           (2)         192          579
                                                ---------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)......  (149,228)   126,288      119,998       53,761      179,689
                                                ---------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..................... $(104,037)  $170,475     $128,426     $ 90,375     $233,631
                                                =========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The U.S. Large Cap      The DFA International     The Japanese Small
                                                Value Series              Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2016          2015        2016         2015        2016        2015
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   234,669  $   413,724  $  143,875  $   313,826  $   29,451  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........     124,227      858,150    (220,143)     244,684      27,166      69,828
    Futures..............................       9,023          (43)      4,471           --          --          --
    Foreign Currency Transactions........          --           --       2,418       (5,879)         92      (1,869)
    In-Kind Redemptions..................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................    (304,230)  (1,018,426)   (244,070)  (1,034,230)    (38,511)     85,013
    Futures..............................       3,800           --       1,200           --          --          --
    Translation of Foreign Currency
     Denominated Amounts.................          --           --       1,789          654       1,720         382
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................      67,489      253,405    (310,460)    (480,945)     19,918     223,748
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,111,084    1,769,181     731,108    1,070,207      44,061     102,092
  Withdrawals............................    (676,967)  (1,305,211)   (453,266)    (705,023)    (80,139)   (199,561)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     434,117      463,970     277,842      365,184     (36,078)    (97,469)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     501,606      717,375     (32,618)    (115,761)    (16,160)    126,279
Net Assets
  Beginning of Period....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905  $2,615,528  $2,631,688
                                          ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,022  $   54,891  $   45,191   $   71,555  $   44,187  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (22,804)    (15,143)     63,365       82,685      24,453     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        490        (913)       (373)         144         (94)     (1,002)
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    121,330    (224,570)   (212,373)        (104)    101,043      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         15         (13)        153           86         180         (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    120,053    (167,721)   (104,037)     196,659     170,475     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................     54,218     119,899       5,212       12,907     287,707     454,912
    Withdrawals...........................    (19,503)   (177,690)   (186,586)    (121,351)    (73,095)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     34,715     (57,791)   (181,374)    (108,444)    214,612     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    154,768    (225,512)   (285,411)      88,215     385,087     501,466
Net Assets
  Beginning of Period.....................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,383,042  $1,228,274  $1,798,702   $2,084,113  $4,038,830  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small    The Emerging Markets    The Emerging Markets
                                               Company Series             Series             Small Cap Series
                                           ---------------------  ----------------------  ----------------------
                                           Six Months     Year    Six Months     Year     Six Months     Year
                                              Ended      Ended       Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2016        2015       2016        2015        2016        2015
                                           ----------- ---------  ----------- ----------  ----------- ----------
                                           (Unaudited)            (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $  8,428   $  19,902  $   36,614  $  101,691  $   53,942  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   (16,942)     (9,138)    (77,753)    (99,010)    112,430      49,962
    Futures...............................        --          --         855       2,478       2,718          --
    Foreign Currency Transactions.........        30         149         871      (2,204)        493      (4,548)
    In-Kind Redemptions...................        --       8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   136,912    (228,267)    128,466    (686,412)     62,725    (693,734)
    Futures...............................        --          --       1,130          --         744          --
    Translation of Foreign Currency
     Denominated Amounts..................        (2)         11         192         (95)        579        (241)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   128,426    (209,301)     90,375    (683,552)    233,631    (514,372)
                                            --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    19,125      20,480     331,066   1,463,845     209,482     792,529
  Withdrawals.............................    (3,000)    (37,476)   (279,265)   (562,189)   (210,588)   (301,288)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    16,125     (16,996)     51,801     901,656      (1,106)    491,241
                                            --------   ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   144,551    (226,297)    142,176     218,104     232,525     (23,131)
Net Assets
  Beginning of Period.....................   623,132     849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                            --------   ---------  ----------  ----------  ----------  ----------
  End of Period...........................  $767,683   $ 623,132  $4,545,731  $4,403,555  $5,130,832  $4,898,307
                                            ========   =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                   The U.S. Large Cap Value Series
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                               Ended          Ended        Ended        Ended        Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2016           2015         2014         2013         2012        2011
                                           -------------------------------------------------------------------------------
                                           (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..............................        0.06%(D)        1.32%       15.67%       35.68%       18.31%       5.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.58%(E)        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate...................           9%(D)          16%          15%          15%          10%         14%
--------------------------------------------------------------------------------------------------------------------------

                                                                 The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year         Year        Year        Year         Year
                                               Ended          Ended        Ended       Ended       Ended        Ended
                                             April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                2016           2015         2014        2013        2012         2011
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................      (3.82)%(D)      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets...       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.33%(E)        3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...................          9%(D)          21%          17%          15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016         2015        2014        2013        2012        2011
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.81%(D)       9.04%       2.46%      30.62%       0.54%      10.07%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,615,528     $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.30%(E)       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate............................          2%(D)          6%          9%         16%          7%          5%
------------------------------------------------------------------------------------------------------------------------------

                                                                       The Asia Pacific Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months       Year         Year        Year        Year        Year
                                                        Ended         Ended        Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015         2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.47%(D)     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,383,042     $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.35%(E)       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate............................          3%(D)          7%           7%           9%         18%       17%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The United Kingdom Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year        Year
                                                        Ended         Ended       Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015        2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      (4.79)%(D)       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,798,702      $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets............       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       4.89%(E)        3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate............................          5%(D)          10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year         Year        Year        Year         Year
                                                        Ended        Ended        Ended       Ended       Ended        Ended
                                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016         2015         2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.24%(D)       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,038,830     $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.37%(E)       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate............................          1%(D)         14%         13%          13%          9%         10%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              -----------------------------------------------------------------
                                                               Six Months      Year       Year      Year       Year      Year
                                                                 Ended        Ended      Ended     Ended      Ended     Ended
                                                               April 30,     Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                  2016         2015       2014      2013       2012      2011
                                                              ------------------------------------------------------------------
                                                              (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     20.29%(D)   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $767,683     $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........      2.82%(E)     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................         3%(D)       18%         5%        14%       22%        24%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       1.89%(D)     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,545,731     $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets............       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.73%(E)       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate............................          4%(D)          9%           5%          4%          5%         16%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.82%(D)      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,130,832     $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.29%(E)       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate............................          9%(D)         18%           9%         11%         13%         18%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2016, Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio had significant transfers of securities with a total value of $261,186 and $463,873 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $25
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      7
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $459
                 The DFA International Value Series......  313
                 The Japanese Small Company Series.......   72
                 The Asia Pacific Small Company Series...   37
                 The United Kingdom Small Company Series.   49
                 The Continental Small Company Series....   91
                 The Canadian Small Company Series.......   22
                 The Emerging Markets Series.............  118
                 The Emerging Markets Small Cap Series...   92

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,097,033 $1,576,121
         The DFA International Value Series......  1,118,820    781,486
         The Japanese Small Company Series.......     58,052     78,213
         The Asia Pacific Small Company Series...     94,178     38,087
         The United Kingdom Small Company Series.     89,066    176,750
         The Continental Small Company Series....    322,984     47,543
         The Canadian Small Company Series.......     45,394     21,228
         The Emerging Markets Series.............    222,649    175,939
         The Emerging Markets Small Cap Series...    447,075    431,885

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series......   9,979,881   1,024,400   (1,256,940)     (232,540)
The Japanese Small Company Series.......   2,739,847     503,536     (358,837)      144,699
The Asia Pacific Small Company Series...   1,793,938     287,814     (414,671)     (126,857)
The United Kingdom Small Company Series.   1,556,744     485,141     (207,865)      277,276
The Continental Small Company Series....   3,929,673   1,166,483     (493,804)      672,679
The Canadian Small Company Series.......   1,178,235     112,994     (345,958)     (232,964)
The Emerging Markets Series.............   4,057,940   1,094,308     (448,567)      645,741
The Emerging Markets Small Cap Series...   5,993,234     881,867   (1,078,988)     (197,121)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the following Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

The Asia Pacific Small Company Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   1,121   Australian Dollar Citibank, N.A.  $  853      $  853         $--
 05/03/16   6,831   Hong Kong Dollar  Citibank, N.A.     880         880          --
 05/04/16.  4,298    Hong Kong Dollar Citibank, N.A.     554         554          --
                                                      ------      ------         ---
                                                      $2,287      $2,287         $--
                                                      ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $381 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE CANADIAN SMALL COMPANY SERIES*

                                                                                        UNREALIZED
                                                                                          FOREIGN
SETTLEMENT CURRENCY                                             CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**    CURRENCY            COUNTERPARTY          AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- --------------- --------------------------- -------- -------------- -----------
 05/02/16    991    Canadian Dollar HSBC Bank                    $  789      $  789         $--
 05/03/16    415    Canadian Dollar State Street Bank and Trust     331         331          --
                                                                 ------      ------         ---
                                                                 $1,120      $1,120         $--
                                                                 ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $187 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE EMERGING MARKETS SERIES*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/04/16   13,146  Hong Kong Dollar Citibank, N.A.  $1,695      $1,695         $--
                                                     ------      ------         ---
                                                     $1,695      $1,695         $--
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $282 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/17/16    1,280    $131,782   $3,800      $5,760
                                                                       --------   ------      ------
                                                                       $131,782   $3,800      $5,760
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, The U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The DFA International Value Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                  --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging
  Markets Series. Mini MSCI Emerging Markets Index(R)  06/17/16     830     $34,794    $1,130      $1,494
                                                                            -------    ------      ------
                                                                            $34,794    $1,130      $1,494
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The Emerging Markets Series' average notional contract amount of outstanding futures contracts was $9,461 (amount in thousands).

                                                          EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... Mini MSCI Emerging Markets Index(R)  06/17/16     735     $30,811     $744       $1,323
                                                                                -------     ----       ------
                                                                                $30,811     $744       $1,323
                                                                                =======     ====       ======

* During the six months ended April 30, 2016, The Emerging Markets Small Cap Series' average notional contract amount of outstanding futures contracts was $13,742 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                               ASSET DERIVATIVES VALUE
                                          --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The U.S. Large Cap Value Series.......     3,800         --       3,800*
   The DFA International Value Series....     1,443          2       1,441*
   The Emerging Markets Series...........     1,130         --       1,130*
   The Emerging Markets Small Cap Series.       744         --         744*

                                             LIABILITY DERIVATIVES VALUE
   -                                      --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The DFA International Value Series....      (241)        --        (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                               REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 9,023        --       9,023
       The DFA International Value Series.... 4,655       184       4,471
       The Continental Small Company Series..   687        --         687
       The Emerging Markets Series...........   853        (2)        855
       The Emerging Markets Small Cap Series. 2,718        --       2,718

                                                 CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 3,800        --       3,800
       The DFA International Value Series.... 1,202         2       1,200
       The Asia Pacific Small Company Series.    (1)       (1)         --
       The Continental Small Company Series..    19        --          19
       The Emerging Markets Series........... 1,130        --       1,130
       The Emerging Markets Small Cap Series.   744        --         744

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series....     0.93%         4,064         12        $ 1         10,760
The Japanese Small Company Series.....     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.     1.00%            87          6         --            124
The United Kingdom Small Company
  Series..............................     1.02%         3,235         16          1         18,012
The Continental Small Company Series..     1.06%         3,141          4         --          4,054
The Emerging Markets Series...........     1.04%        13,399         27         10         27,055
The Emerging Markets Small Cap Series.     0.99%         5,435         17          3         12,660

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
      PORTFOLIO                              PURCHASES SALES  GAIN (LOSS)
      ---------                              --------- ------ -----------
      The U.S. Large Cap Value Series.......  67,933   89,590    3,047
      The DFA International Value Series....     155    2,914     (210)
      The Asia Pacific Small Company Series.     970       --       --

J. SECURITIES LENDING:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                        MARKET
                                                        VALUE
                                                       --------
                The U.S. Large Cap Value Series....... $667,585
                The DFA International Value Series....      103
                The Japanese Small Company Series.....    7,697
                The Asia Pacific Small Company Series.   25,649
                The Continental Small Company Series..      273
                The Canadian Small Company Series.....    4,143
                The Emerging Markets Series...........  131,046
                The Emerging Markets Small Cap Series.  380,131

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF APRIL 30, 2016
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Bonds..................................... $  681,194,103   $--        $--        $--    $  681,194,103
THE DFA INTERNATIONAL VALUE SERIES
 Bonds..................................... $  677,033,964   $--        $--        $--    $  677,033,964
THE JAPANESE SMALL COMPANY SERIES
 Bonds..................................... $  300,362,781   $--        $--        $--    $  300,362,781
THE ASIA PACIFIC SMALL COMPANY SERIES
 Bonds..................................... $  290,192,573   $--        $--        $--    $  290,192,573
THE UNITED KINGDOM SMALL COMPANY
  SERIES
 Bonds..................................... $   51,178,392   $--        $--        $--    $   51,178,392
THE CONTINENTAL SMALL COMPANY SERIES
 Bonds..................................... $  585,473,541   $--        $--        $--    $  585,473,541
THE CANADIAN SMALL COMPANY SERIES
 Bonds..................................... $  180,764,765   $--        $--        $--    $  180,764,765
THE EMERGING MARKETS SERIES
 Bonds..................................... $  212,173,878   $--        $--        $--    $  212,173,878
THE EMERGING MARKETS SMALL CAP SERIES
 Bonds..................................... $  723,854,282   $--        $--        $--    $  723,854,282
                                            --------------   ---        ---        ---    --------------
Total Borrowings........................... $3,702,228,279   $--        $--        $--    $3,702,228,279
                                            --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                               $3,702,228,279
                                                                                          ==============

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune

MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series .

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,044.90    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.07    0.16%    $0.81

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.7%
              Energy.......................................  14.8%
              Financials...................................  32.0%
              Health Care..................................   0.4%
              Industrials..................................  10.4%
              Information Technology.......................   7.5%
              Materials....................................  16.5%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        8,689            0.0%
                                                                     --------------           -----
BRAZIL -- (5.6%)
    Banco do Brasil SA..................................  11,814,302     75,950,925            0.5%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  29,361,462    146,668,581            0.9%
*   Petroleo Brasileiro SA Sponsored ADR................  22,735,012    175,286,943            1.1%
    Vale SA Sponsored ADR...............................  18,793,165    106,557,246            0.7%
    Other Securities....................................                432,322,646            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                936,786,341            6.0%
                                                                     --------------           -----
CHILE -- (1.5%)
    Other Securities....................................                255,557,151            1.6%
                                                                     --------------           -----
CHINA -- (12.8%)
    Agricultural Bank of China, Ltd. Class H............ 188,329,000     67,970,383            0.4%
    Bank of China, Ltd. Class H......................... 535,573,817    216,850,814            1.4%
    China Construction Bank Corp. Class H............... 655,229,101    416,153,725            2.7%
    China Petroleum & Chemical Corp. ADR................   1,123,431     79,505,198            0.5%
    China Unicom Hong Kong, Ltd. ADR....................   7,246,321     84,781,956            0.6%
    CNOOC, Ltd.......................................... 100,944,000    124,698,172            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 331,329,996    177,394,368            1.1%
    Other Securities....................................                979,800,225            6.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,147,154,841           13.6%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,237,484            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 45,107,822            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                  8,432,456            0.1%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    496,273            0.0%
                                                                     --------------           -----
HUNGARY -- (0.6%)
    OTP Bank P.L.C......................................   3,169,912     83,993,406            0.5%
    Other Securities....................................                 16,959,236            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                100,952,642            0.6%
                                                                     --------------           -----
INDIA -- (10.9%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    117,894,541            0.8%
    Reliance Industries, Ltd............................  20,407,674    301,143,509            1.9%
*   Tata Motors, Ltd....................................  13,804,539     84,465,246            0.6%
    Other Securities....................................              1,337,125,341            8.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,840,628,637           11.7%
                                                                     --------------           -----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT.........................  91,442,931     66,472,082            0.4%
    Other Securities....................................                377,233,286            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                443,705,368            2.8%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                         --            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $  652,252,308            4.1%
                                                                     --------------           -----
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.........................  34,589,985     65,059,848            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  13,493,350    100,525,458            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,873,583    174,636,671            1.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  21,258,812    120,870,636            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  34,196,398     86,978,484            0.6%
    Other Securities....................................                405,870,306            2.6%
                                                                     --------------           -----
TOTAL MEXICO............................................                953,941,403            6.1%
                                                                     --------------           -----
PHILIPPINES -- (1.2%)
    Other Securities....................................                196,109,817            1.2%
                                                                     --------------           -----
POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   3,909,419     70,508,196            0.5%
    Other Securities....................................                217,883,885            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                288,392,081            1.8%
                                                                     --------------           -----
RUSSIA -- (2.5%)
    Gazprom PAO Sponsored ADR...........................  63,832,740    331,673,577            2.1%
    LUKOIL PJSC ADR.....................................   1,509,582     64,319,675            0.4%
    Other Securities....................................                 18,883,789            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................                414,877,041            2.6%
                                                                     --------------           -----
SOUTH AFRICA -- (8.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   5,678,422     93,410,042            0.6%
    Gold Fields, Ltd. Sponsored ADR.....................  12,391,918     58,242,015            0.4%
    Sanlam, Ltd.........................................  14,352,224     69,699,652            0.4%
    Sasol, Ltd..........................................   3,753,626    122,781,669            0.8%
    Standard Bank Group, Ltd............................  16,569,484    148,799,587            0.9%
    Steinhoff International Holdings NV.................  26,504,646    165,800,635            1.1%
    Other Securities....................................                762,634,584            4.8%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,421,368,184            9.0%
                                                                     --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................   3,086,346     69,209,906            0.5%
    Hyundai Motor Co....................................   1,311,874    164,602,889            1.1%
    Hyundai Steel Co....................................   1,050,773     57,636,492            0.4%
    KB Financial Group, Inc. ADR........................   3,033,727     92,255,638            0.6%
    Kia Motors Corp.....................................   1,531,475     64,232,628            0.4%
    LG Electronics, Inc.................................   1,692,217     86,108,297            0.6%
    POSCO...............................................     610,074    127,819,714            0.8%
    POSCO ADR...........................................   1,559,371     81,118,479            0.5%
    Shinhan Financial Group Co., Ltd....................   3,715,255    136,223,334            0.9%
    SK Innovation Co., Ltd..............................     597,717     80,726,056            0.5%
    Other Securities....................................              1,352,491,182            8.4%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,312,424,615           14.7%
                                                                     --------------           -----
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd.................... 146,481,416     71,636,661            0.5%
    Fubon Financial Holding Co., Ltd....................  88,406,471    107,088,420            0.7%
    Mega Financial Holding Co., Ltd..................... 128,426,796     91,015,166            0.6%
    United Microelectronics Corp........................ 216,382,681     80,270,145            0.5%
    Other Securities....................................              1,833,187,527           11.6%
                                                                     --------------           -----
TOTAL TAIWAN............................................              2,183,197,919           13.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
THAILAND -- (3.2%)
      PTT Global Chemical PCL..............  33,388,741 $    59,742,236            0.4%
      PTT PCL..............................  21,629,500     188,244,145            1.2%
      Other Securities.....................                 297,979,424            1.9%
                                                        ---------------          ------
TOTAL THAILAND.............................                 545,965,805            3.5%
                                                        ---------------          ------
TURKEY -- (1.8%)
      Other Securities.....................                 311,212,093            2.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              15,091,808,970           95.8%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
*     Petroleo Brasileiro SA...............  28,867,973      85,867,373            0.6%
*     Petroleo Brasileiro SA Sponsored ADR.  22,867,709     134,919,483            0.9%
      Vale SA..............................  23,147,649     105,937,049            0.7%
      Vale SA Sponsored ADR................  12,556,282      57,005,520            0.4%
      Other Securities.....................                  93,630,516            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 477,359,941            3.0%
                                                        ---------------          ------
CHILE -- (0.0%)
      Other Securities.....................                      61,906            0.0%
                                                        ---------------          ------
COLOMBIA -- (0.1%)
      Other Securities.....................                  14,691,549            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 492,113,396            3.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      75,279            0.0%
                                                        ---------------          ------
MALAYSIA -- (0.0%)
      Other Securities.....................                      76,047            0.0%
                                                        ---------------          ------
POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities.....................                     206,459            0.0%
                                                        ---------------          ------
THAILAND -- (0.0%)
      Other Securities.....................                   3,880,788            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   4,238,573            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              15,588,160,939
                                                        ---------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 105,719,937   1,223,179,673            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,120,997,752).................               $16,811,340,612          106.7%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         8,689   --    $         8,689
  Brazil...................... $  936,786,341              --   --        936,786,341
  Chile.......................     93,032,364     162,524,787   --        255,557,151
  China.......................    211,254,845   1,935,899,996   --      2,147,154,841
  Colombia....................     33,237,484              --   --         33,237,484
  Czech Republic..............             --      45,107,822   --         45,107,822
  Greece......................             --       8,432,456   --          8,432,456
  Hong Kong...................             --         496,273   --            496,273
  Hungary.....................             --     100,952,642   --        100,952,642
  India.......................    133,840,939   1,706,787,698   --      1,840,628,637
  Indonesia...................      2,495,485     441,209,883   --        443,705,368
  Israel......................             --              --   --                 --
  Malaysia....................             --     652,252,308   --        652,252,308
  Mexico......................    951,424,728       2,516,675   --        953,941,403
  Philippines.................             --     196,109,817   --        196,109,817
  Poland......................             --     288,392,081   --        288,392,081
  Russia......................      2,222,581     412,654,460   --        414,877,041
  South Africa................    260,798,459   1,160,569,725   --      1,421,368,184
  South Korea.................    271,026,352   2,041,398,263   --      2,312,424,615
  Taiwan......................     26,106,128   2,157,091,791   --      2,183,197,919
  Thailand....................    544,838,353       1,127,452   --        545,965,805
  Turkey......................             --     311,212,093   --        311,212,093
Preferred Stocks
  Brazil......................    477,359,941              --   --        477,359,941
  Chile.......................             --          61,906   --             61,906
  Colombia....................     14,691,549              --   --         14,691,549
Rights/Warrants
  Brazil......................             --          75,279   --             75,279
  Malaysia....................             --          76,047   --             76,047
  Poland......................             --              --   --                 --
  South Korea.................             --         206,459   --            206,459
  Thailand....................             --       3,880,788   --          3,880,788
Securities Lending Collateral.             --   1,223,179,673   --      1,223,179,673
Futures Contracts**...........      2,018,225              --   --          2,018,225
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,961,133,774 $12,852,225,063   --    $16,813,358,837
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note F)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,537,497 of securities on loan)*....... $15,588,161
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,223,180
Segregated Cash for Futures Contracts....................................       4,595
Foreign Currencies at Value..............................................      51,995
Cash.....................................................................      95,123
Receivables:
  Investment Securities Sold.............................................      14,701
  Dividends, Interest and Tax Reclaims...................................       7,999
  Securities Lending Income..............................................       2,885
Unrealized Gain on Foreign Currency Contracts............................          10
                                                                          -----------
     Total Assets........................................................  16,988,649
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,223,180
  Investment Securities Purchased........................................      10,090
  Due to Advisor.........................................................       1,265
  Futures Margin Variation...............................................         624
Accrued Expenses and Other Liabilities...................................       2,625
                                                                          -----------
     Total Liabilities...................................................   1,237,784
                                                                          -----------
NET ASSETS............................................................... $15,750,865
                                                                          ===========
Investments at Cost...................................................... $17,897,818
                                                                          ===========
Foreign Currencies at Cost............................................... $    51,424
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $14,910).......... $ 114,565
    Income from Securities Lending................................    16,045
                                                                   ---------
       Total Investment Income....................................   130,610
                                                                   ---------
  Expenses
    Investment Management Fees....................................     7,014
    Accounting & Transfer Agent Fees..............................       374
    Custodian Fees................................................     3,172
    Shareholders' Reports.........................................        24
    Directors'/Trustees' Fees & Expenses..........................        60
    Professional Fees.............................................       225
    Other.........................................................       382
                                                                   ---------
       Total Expenses.............................................    11,251
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (23)
                                                                   ---------
    Net Expenses..................................................    11,228
                                                                   ---------
    Net Investment Income (Loss)..................................   119,382
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (156,202)
      Futures.....................................................     3,573
      Foreign Currency Transactions...............................       389
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   712,106
      Futures.....................................................     2,018
      Translation of Foreign Currency Denominated Amounts.........       147
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   562,031
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 681,413
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
-                                                                        ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2016          2015
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   119,382  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (156,202)    (413,376)
    Futures.............................................................       3,573           --
    Foreign Currency Transactions.......................................         389       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     712,106   (3,319,869)
    Futures.............................................................       2,018           --
    Translation of Foreign Currency Denominated Amounts.................         147          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     681,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     844,861    1,713,486
  Withdrawals...........................................................    (863,467)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............     (18,606)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     662,807   (3,839,459)
Net Assets
  Beginning of Period...................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Period......................................................... $15,750,865  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS


                                                               Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                             Ended          Ended         Ended         Ended        Ended        Ended
                                           April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
                                         -----------------------------------------------------------------------------------
                                         (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................        4.49%(D)      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,750,865     $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.70%(E)        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................           6%(D)          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund had significant transfers of securities with a total value of $870,103 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees'

Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $492 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2016, expenses reduced were $23 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,132,274 $843,416

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,291,865  $1,984,870  $(4,465,394)  $(2,480,524)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
-----------                          ---------- ---------- -------- ----------- ----------
Mini MSCI Emerging Markets Index(R).  06/17/16     455     $ 19,074   $  282      $  831
S&P 500 Emini Index(R)..............  06/17/16     839       86,379    1,736       3,764
                                                           --------   ------      ------
                                                           $105,453   $2,018      $4,595
                                                           ========   ======      ======

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016, the Fund's average notional contract amount of outstanding futures contracts was $48,115 (amount in thousands).

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2016:

                             LOCATION ON THE STATEMENTS OF ASSETS AND
                                           LIABILITIES
                            ------------------------------------------
          DERIVATIVE TYPE    ASSET DERIVATIVES   LIABILITY DERIVATIVES
          ---------------   -------------------- ---------------------
          Equity contracts  Receivables: Futures
                            Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                                ------------------------
                                                 TOTAL VALUE
                                                      AT        EQUITY
                                                APRIL 30, 2016 CONTRACTS
                                                -------------- ---------
       Dimensional Emerging Markets Value Fund.     2,018        2,018

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 3,575       2         3,573

                                                  CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 2,018      --         2,018

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.95%       $12,373         34        $11        $44,019

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the six months ended April 30, 2016.

H. SECURITIES LENDING:

   As of April 30, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $444,675 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2016
                                            -------------------------------------------------------
                                                                    BETWEEN
                                            OVERNIGHT AND           30 & 90
                                             CONTINUOUS    <30 DAYS  DAYS   >90 DAYS     TOTAL
                                            -------------- -------- ------- -------- --------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Bonds..................................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Total Borrowings........................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                          $1,223,179,673
                                                                                     ==============

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-001S
 [LOGO]                                                              00157599

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Disclosure of Fund Expenses.......................................   3
      Disclosure of Portfolio Holdings..................................   7
      Schedules of Investments
          DFA One-Year Fixed Income Portfolio...........................   9
          DFA Two-Year Global Fixed Income Portfolio....................  13
          DFA Selectively Hedged Global Fixed Income Portfolio..........  17
          DFA Five-Year Global Fixed Income Portfolio...................  22
          DFA World ex U.S. Government Fixed Income Portfolio...........  26
          DFA Short-Term Government Portfolio...........................  28
          DFA Intermediate Government Fixed Income Portfolio............  29
          DFA Short-Term Extended Quality Portfolio.....................  31
          DFA Intermediate-Term Extended Quality Portfolio..............  40
          DFA Targeted Credit Portfolio.................................  48
          DFA Investment Grade Portfolio................................  55
          DFA LTIP Portfolio............................................  70
          DFA Inflation-Protected Securities Portfolio..................  71
          DFA Short-Duration Real Return Portfolio......................  72
          DFA Municipal Real Return Portfolio...........................  80
          DFA Municipal Bond Portfolio..................................  86
          DFA Short-Term Municipal Bond Portfolio.......................  92
          DFA Intermediate-Term Municipal Bond Portfolio................ 101
          DFA California Short-Term Municipal Bond Portfolio............ 112
          DFA California Intermediate-Term Municipal Bond Portfolio..... 119
          DFA NY Municipal Bond Portfolio............................... 125
      Statements of Assets and Liabilities.............................. 128
      Statements of Operations.......................................... 134
      Statements of Changes in Net Assets............................... 140
      Financial Highlights.............................................. 146
      Notes to Financial Statements..................................... 157
   Voting Proxies on Fund Portfolio Securities.......................... 178
   Board Approval of Investment Management Agreements................... 179

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
RB               Revenue Bond
SA               Special Assessment
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes
+                See Note B to Financial Statements.
#                Total or Partial Securities on Loan.
^                Denominated in USD, unless otherwise noted.
@                Security purchased with cash proceeds from Securities on Loan.
(r)              The adjustable rate shown is effective as of April 30, 2016.
(currency)       Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

##   Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
^^^  Face Amount of security is not adjusted for inflation.
++   Security pledged as collateral for Swap Agreements.
(S)  Affiliated Fund.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master/Underlying Fund(s).
(C)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)  Non-Annualized
(E)  Annualized
N/A  Does not apply to this fund.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
RIC  Registered Investment Company
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA One-Year Fixed Income Portfolio
  -----------------------------------
  Actual Fund Return
   Institutional Class Shares......... $1,000.00 $1,003.20    0.17%    $0.85
  Hypothetical 5% Annual Return
   Institutional Class Shares......... $1,000.00 $1,024.02    0.17%    $0.86

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      11/01/15  04/30/16    Ratio*   Period*
                                                      --------- --------- ---------- --------
DFA Two-Year Global Fixed Income Portfolio
------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,004.10    0.17%    $0.85
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.02    0.17%    $0.86

DFA Selectively Hedged Global Fixed Income Portfolio
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,031.60    0.17%    $0.86
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.02    0.17%    $0.86

DFA Five-Year Global Fixed Income Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,018.90    0.27%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.52    0.27%    $1.36

DFA World ex U.S. Government Fixed Income Portfolio
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,028.80    0.20%    $1.01
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.87    0.20%    $1.01

DFA Short-Term Government Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,010.20    0.19%    $0.95
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.92    0.19%    $0.96

DFA Intermediate Government Fixed Income Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,029.90    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.27    0.12%    $0.60

DFA Short-Term Extended Quality Portfolio
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,018.00    0.22%    $1.10
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.77    0.22%    $1.11

DFA Intermediate-Term Extended Quality Portfolio
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,043.20    0.22%    $1.12
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/15  04/30/16    Ratio*   Period*
                                              --------- --------- ---------- --------
DFA Targeted Credit Portfolio
-----------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,018.60    0.20%    $1.00
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.87    0.20%    $1.01

DFA Investment Grade Portfolio
------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,032.20    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.77    0.22%    $1.11

DFA LTIP Portfolio
------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,088.80    0.15%    $0.78
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.12    0.15%    $0.75

DFA Inflation-Protected Securities Portfolio
--------------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,039.10    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.27    0.12%    $0.60

DFA Short-Duration Real Return Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,019.10    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.67    0.24%    $1.21

DFA Municipal Real Return Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,025.30    0.27%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.52    0.27%    $1.36

DFA Municipal Bond Portfolio
----------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,021.10    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.72    0.23%    $1.16

DFA Short-Term Municipal Bond Portfolio
---------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,006.30    0.22%    $1.10
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           Beginning  Ending              Expenses
                                                            Account  Account   Annualized   Paid
                                                             Value    Value     Expense    During
                                                           11/01/15  04/30/16    Ratio*   Period*
                                                           --------- --------- ---------- --------
DFA Intermediate-Term Municipal Bond Portfolio
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,021.90    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.72    0.23%    $1.16

DFA California Short-Term Municipal Bond Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,007.70    0.22%    $1.10
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.77    0.22%    $1.11

DFA California Intermediate-Term Municipal Bond Portfolio
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,020.00    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.72    0.23%    $1.16

DFA NY Municipal Bond Portfolio
-------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,021.00    0.25%    $1.26
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.62    0.25%    $1.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA One-Year Fixed Income Portfolio
              Corporate....................................   9.8%
              Government...................................  24.9%
              Foreign Corporate............................  25.3%
              Foreign Government...........................  32.0%
              Supranational................................   8.0%
                                                            -----
                                                            100.0%

                  DFA Two-Year Global Fixed Income Portfolio
              Corporate....................................   9.9%
              Government...................................  33.1%
              Foreign Corporate............................  18.3%
              Foreign Government...........................  31.7%
              Supranational................................   7.0%
                                                            -----
                                                            100.0%

              DFA Selectively Hedged Global Fixed Income Portfolio
              Corporate....................................  60.6%
              Government...................................   4.0%
              Foreign Corporate............................  22.0%
              Foreign Government...........................   9.9%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

                  DFA Five-Year Global Fixed Income Portfolio
              Corporate....................................  30.6%
              Government...................................   1.5%
              Foreign Corporate............................  31.2%
              Foreign Government...........................  30.4%
              Supranational................................   6.3%
                                                            -----
                                                            100.0%

              DFA World ex U.S. Government Fixed Income Portfolio
              Government...................................   3.9%
              Foreign Government...........................  84.4%
              Supranational................................  11.7%
                                                            -----
                                                            100.0%

                      DFA Short-Term Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

              DFA Intermediate Government Fixed Income Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA Short-Term Extended Quality Portfolio
              Corporate....................................  63.7%
              Government...................................   2.6%
              Foreign Corporate............................  20.6%
              Foreign Government...........................   9.9%
              Supranational................................   3.2%
                                                            -----
                                                            100.0%

               DFA Intermediate-Term Extended Quality Portfolio
              Corporate....................................  77.6%
              Government...................................   7.6%
              Foreign Corporate............................  13.3%
              Foreign Government...........................   1.0%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                         DFA Targeted Credit Portfolio
              Corporate....................................  73.7%
              Foreign Corporate............................  25.9%
              Foreign Government...........................   0.4%
                                                            -----
                                                            100.0%

                        DFA Investment Grade Portfolio
              Corporate....................................  45.6%
              Government...................................  40.9%
              Foreign Corporate............................  11.0%
              Foreign Government...........................   2.0%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                              DFA LTIP Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                 DFA Inflation-Protected Securities Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                   DFA Short-Duration Real Return Portfolio
              Corporate....................................  62.5%
              Government...................................   6.9%
              Foreign Corporate............................  21.7%
              Foreign Government...........................   6.1%
              Supranational................................   2.8%
                                                            -----
                                                            100.0%

                      DFA Municipal Real Return Portfolio
              Muni Insured.................................   0.2%
              Muni G.O. Local..............................  57.0%
              Muni G.O. State..............................  29.8%
              Muni Revenue.................................  13.0%
                                                            -----
                                                            100.0%

                         DFA Municipal Bond Portfolio
              Muni Insured.................................   0.3%
              Muni G.O. Local..............................  58.3%
              Muni G.O. State..............................  23.2%
              Muni Revenue.................................  17.7%
              Muni Pre-Refunded............................   0.5%
                                                            -----
                                                            100.0%

                    DFA Short-Term Municipal Bond Portfolio
              Muni Insured.................................   1.1%
              Muni G.O. Local..............................  41.4%
              Muni G.O. State..............................  35.3%
              Muni Revenue.................................  21.9%
              Muni Pre-Refunded............................   0.3%
                                                            -----
                                                            100.0%

                DFA Intermediate-Term Municipal Bond Portfolio
              Muni Insured.................................   0.7%
              Muni G.O. Local..............................  51.4%
              Muni G.O. State..............................  32.3%
              Muni Revenue.................................  15.5%
              Muni Pre-Refunded............................   0.1%
                                                            -----
                                                            100.0%

              DFA California Short-Term Municipal Bond Portfolio
              Muni Insured.................................   3.7%
              Muni G.O. Local..............................  38.4%
              Muni G.O. State..............................  19.9%
              Muni Revenue.................................  27.6%
              Muni Pre-Refunded............................  10.4%
                                                            -----
                                                            100.0%

                DFA California Intermediate-Term Municipal Bond
                                   Portfolio
              Muni Insured.................................  10.9%
              Muni G.O. Local..............................  43.1%
              Muni G.O. State..............................  19.5%
              Muni Revenue.................................  21.1%
              Muni Pre-Refunded............................   5.4%
                                                            -----
                                                            100.0%

                        DFA NY Municipal Bond Portfolio
              Muni Insured.................................   1.5%
              Muni G.O. Local..............................  53.6%
              Muni G.O. State..............................   2.0%
              Muni Revenue.................................  32.2%
              Muni Pre-Refunded............................  10.7%
                                                            -----
                                                            100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (7.7%)
Federal Home Loan Bank
    0.875%, 03/10/17............................. $ 15,000 $ 15,032,190
    4.875%, 05/17/17.............................    2,740    2,858,620
    0.625%, 05/30/17.............................   35,000   34,993,210
    0.750%, 08/28/17.............................   25,000   25,010,025
    0.625%, 10/26/17.............................   36,700   36,632,802
    5.000%, 11/17/17.............................    7,255    7,723,731
    1.000%, 12/19/17.............................   15,000   15,047,565
Federal Home Loan Mortgage Corporation
    5.000%, 02/16/17.............................   70,000   72,402,120
    0.875%, 02/22/17.............................   20,000   20,042,580
    5.000%, 04/18/17.............................    4,018    4,184,960
    0.750%, 07/14/17.............................   10,000   10,006,920
    1.000%, 07/28/17.............................   10,000   10,037,230
    1.000%, 09/29/17.............................   23,500   23,581,756
    1.000%, 12/15/17.............................  110,000  110,326,370
    0.750%, 01/12/18.............................   20,000   19,973,920
Federal National Mortgage Association
    1.250%, 01/30/17.............................   55,000   55,267,245
    5.000%, 02/13/17.............................   25,000   25,846,250
    0.750%, 03/14/17.............................   15,000   15,017,070
    1.000%, 09/27/17.............................   32,000   32,115,136
    0.875%, 10/26/17.............................   25,000   25,041,350
    0.875%, 12/20/17.............................   10,849   10,861,173
                                                           ------------
TOTAL AGENCY OBLIGATIONS.........................           572,002,223
                                                           ------------

BONDS -- (67.2%)
3M Co.
    1.000%, 06/26/17.............................    6,357    6,374,768
African Development Bank
    0.750%, 11/03/17.............................    3,500    3,491,156
Agence Francaise de Developpement
    1.125%, 10/03/16.............................   17,180   17,198,022
    1.625%, 10/04/17.............................   22,250   22,432,450
Alberta, Province of Canada
    1.000%, 06/21/17.............................   10,897   10,907,330
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................   19,500   19,551,636
Apple, Inc.
#   1.050%, 05/05/17.............................    5,100    5,115,861
    0.900%, 05/12/17.............................   27,445   27,483,423
    1.300%, 02/23/18.............................   17,700   17,822,785
Asian Development Bank
    2.250%, 08/18/17.............................   25,000   25,433,000
    0.875%, 04/26/18.............................    4,000    3,994,888
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................    1,150    1,152,277
    1.250%, 06/13/17.............................   35,025   35,039,150
#   1.875%, 10/06/17.............................   29,800   30,079,196

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)##  1.009%, 01/10/17............................. $17,800 $17,823,407
(r)    1.009%, 01/10/17.............................   4,000   4,005,260
Bank Nederlandse Gemeenten NV
       1.125%, 09/12/16.............................  43,450  43,503,443
       0.625%, 09/15/16.............................  26,600  26,573,187
       5.125%, 10/05/16.............................  11,986  12,202,947
       0.875%, 02/21/17.............................  51,960  51,957,870
       1.375%, 09/27/17.............................  40,000  40,245,120
##     1.000%, 02/12/18.............................  31,130  31,099,430
       1.375%, 03/19/18.............................  13,500  13,571,672
Bank of Montreal
       1.400%, 09/11/17.............................  32,500  32,628,050
Bank of Montreal Floating Rate Note
(r)    1.115%, 09/01/17.............................  48,700  48,670,293
(r)    1.229%, 04/09/18.............................  15,000  14,982,435
Bank of Nova Scotia (The)
#      1.375%, 07/15/16.............................  29,283  29,325,168
       1.100%, 12/13/16.............................  36,825  36,879,501
       2.550%, 01/12/17.............................  22,500  22,756,050
       1.300%, 07/21/17.............................  29,038  29,089,775
Bank of Nova Scotia (The) Floating Rate Note
(r)    0.939%, 04/11/17.............................  24,000  23,988,480
Berkshire Hathaway Finance Corp
       1.450%, 03/07/18.............................  16,900  17,057,508
Berkshire Hathaway Finance Corp.
#      1.600%, 05/15/17.............................  58,482  58,948,979
Berkshire Hathaway Finance Corp. Floating Rate Note
#(r)   0.931%, 01/12/18.............................  16,000  15,994,736
Berkshire Hathaway, Inc.
       1.900%, 01/31/17.............................   6,000   6,052,872
British Columbia, Province of Canada
       1.200%, 04/25/17.............................  24,000  24,082,344
Caisse des Depots et Consignations
       0.875%, 11/07/16.............................  21,200  21,202,162
       1.000%, 03/13/17.............................  18,000  18,009,396
       1.125%, 11/13/17.............................   3,400   3,400,194
Canada Government International Bond
#      0.875%, 02/14/17.............................  54,320  54,386,814
Canadian Imperial Bank of Commerce Floating Rate
 Note
(r)    1.153%, 07/18/16.............................  57,870  57,933,541

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
Chevron Corp.
      1.344%, 11/09/17............................. $ 59,725 $ 60,011,859
      1.365%, 03/02/18.............................   19,761   19,848,225
Chevron Corp. Floating Rate Note
#(r)  0.718%, 02/22/17.............................   15,400   15,391,006
Cisco Systems, Inc.
#     1.100%, 03/03/17.............................    4,376    4,389,583
      3.150%, 03/14/17.............................    6,000    6,124,938
#     1.400%, 02/28/18.............................   28,700   28,913,069
Coca-Cola Co. (The)
      0.750%, 11/01/16.............................    1,628    1,628,939
#     0.875%, 10/27/17.............................   31,200   31,227,144
Commonwealth Bank of Australia
      1.900%, 09/18/17.............................   27,727   27,937,171
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
 Floating Rate Note
(r)   0.898%, 11/23/16.............................   48,500   48,527,305
Council Of Europe Development Bank
      1.250%, 09/22/16.............................   28,250   28,310,738
Development Bank of Japan, Inc.
      1.625%, 10/05/16.............................   26,500   26,559,731
      5.125%, 02/01/17.............................   11,500   11,847,887
      5.125%, 02/01/17.............................   54,300   55,941,815
      1.500%, 03/13/17.............................   14,050   14,075,290
Erste Abwicklungsanstalt
      1.000%, 02/27/17.............................  100,200  100,163,026
      1.000%, 10/13/17.............................   23,800   23,752,757
European Bank for Reconstruction & Development
      1.375%, 10/20/16.............................   47,000   47,161,680
      1.000%, 02/16/17.............................   47,386   47,500,911
European Investment Bank
      1.125%, 12/15/16.............................   19,300   19,339,758
#     1.750%, 03/15/17.............................   64,100   64,629,786
      5.125%, 05/30/17.............................    9,500    9,930,730
      1.625%, 06/15/17.............................   50,000   50,428,500
#     1.000%, 08/17/17.............................    9,200    9,218,069
      1.125%, 09/15/17.............................   48,200   48,346,046
      1.000%, 12/15/17.............................   20,351   20,378,270
Export Development Canada
##    0.625%, 04/27/17.............................   22,000   21,947,046
      0.625%, 04/27/17.............................   15,100   15,032,548
      0.750%, 12/15/17.............................   11,000   10,974,150
Exxon Mobil Corp.
      0.921%, 03/15/17.............................   12,500   12,522,850
#     1.439%, 03/01/18.............................   69,700   70,373,581
Exxon Mobil Corp. Floating Rate Note
(r)   1.232%, 02/28/18.............................   19,109   19,267,987

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
FMS Wertmanagement AoeR
    0.625%, 01/30/17............................. $ 23,000 $ 22,968,191
    1.125%, 09/05/17.............................   89,753   89,994,436
    1.000%, 11/21/17.............................   23,965   23,936,889
General Electric Capital Corp.
    2.950%, 05/09/16.............................   10,000   10,003,450
    2.900%, 01/09/17.............................      100      101,423
    5.625%, 09/15/17.............................   10,000   10,636,540
General Electric Co.
    5.250%, 12/06/17.............................    5,000    5,340,935
Inter-American Development Bank
    5.125%, 09/13/16.............................   52,500   53,395,807
    1.125%, 03/15/17.............................   10,000   10,033,970
    1.250%, 01/16/18.............................   41,331   41,564,892
    0.875%, 03/15/18.............................   16,555   16,547,136
International Bank for Reconstruction &
 Development
    0.750%, 12/15/16.............................    5,000    5,002,335
    0.625%, 05/02/17.............................   30,000   29,898,870
    1.000%, 11/15/17.............................    9,000    9,015,318
International Business Machines Corp.
    1.250%, 02/08/18.............................   11,515   11,561,659
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................   46,750   46,760,519
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................   15,308   15,335,585
KFW
    0.625%, 12/15/16.............................    7,500    7,496,708
    0.750%, 03/17/17.............................  120,500  120,487,588
    2.750%, 07/27/17.............................   25,000   25,569,725
    0.875%, 09/05/17.............................   19,000   19,004,750
    0.875%, 11/16/17.............................    5,000    4,996,315
    2.375%, 12/22/17.............................   11,600   11,870,408
    4.375%, 03/15/18.............................    5,000    5,315,340
Kommunalbanken A.S.
    1.375%, 06/08/17.............................   57,800   58,075,012
    1.000%, 09/26/17.............................   20,500   20,504,141
    1.000%, 03/15/18.............................    6,000    5,991,888
Kommunekredit
    0.875%, 07/29/16.............................   25,000   25,011,675
    1.000%, 01/17/17.............................   16,363   16,380,688
    1.125%, 01/16/18.............................   11,700   11,727,214
    1.125%, 03/15/18.............................    3,778    3,783,569
Kommuninvest I Sverige AB
    0.875%, 12/13/16.............................   68,200   68,222,233
    1.625%, 02/13/17.............................    8,000    8,044,680
##  1.000%, 04/11/17.............................    7,000    7,007,287
    1.000%, 04/11/17.............................   35,000   35,036,435
    1.000%, 10/24/17.............................   23,500   23,501,763
    1.000%, 01/29/18.............................   38,000   37,965,800

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       Face
                                                      Amount     Value+
                                                      ------     ------
                                                      (000)
Landeskreditbank Baden- Wuerttemberg Foerderbank
       0.625%, 01/26/17............................. $ 41,650 $ 41,588,566
       0.875%, 04/10/17.............................   21,400   21,393,516
       1.625%, 04/25/17.............................  155,854  156,952,303
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17.............................   30,280   30,268,796
Manitoba, Province of Canada
       4.900%, 12/06/16.............................    1,200    1,228,596
Merck & Co., Inc. Floating Rate Note
(r)    0.746%, 02/10/17.............................    4,400    4,402,895
Microsoft Corp.
#      0.875%, 11/15/17.............................    4,532    4,537,157
Municipality Finance P.L.C.
       1.250%, 09/12/16.............................   19,500   19,528,958
       1.125%, 04/17/18.............................   18,000   18,009,486
National Australia Bank, Ltd.
       1.300%, 07/25/16.............................    5,400    5,408,154
       2.750%, 03/09/17.............................   10,930   11,086,146
#      1.250%, 03/17/17.............................    5,000    5,005,400
National Australia Bank, Ltd. Floating Rate Note
#(r)   1.188%, 07/25/16.............................   38,765   38,809,270
(r)    1.063%, 12/02/16.............................    6,675    6,683,998
(r)##  1.063%, 12/02/16.............................   15,845   15,866,359
(r)##  1.012%, 03/17/17.............................   34,165   34,159,909
Nederlandse Waterschapsbank NV
       2.125%, 06/16/16.............................   17,149   17,181,926
       1.250%, 09/18/17.............................   20,000   20,074,140
       1.250%, 01/16/18.............................   35,000   35,106,470
       1.500%, 04/16/18.............................    4,500    4,532,832
Nestle Holdings, Inc.
       1.375%, 06/21/17.............................   13,503   13,562,643
Netherlands Government Bond
       1.000%, 02/24/17.............................   25,200   25,246,368
Nordea Bank AB
       3.125%, 03/20/17.............................   12,500   12,723,125
##     3.125%, 03/20/17.............................    7,092    7,218,592
Nordea Bank Finland P.L.C. Floating Rate Note
(r)    0.812%, 06/13/16.............................   53,700   53,722,984
Nordic Investment Bank
       1.000%, 03/07/17.............................   38,700   38,770,434
NRW Bank
       1.000%, 05/22/17.............................   10,000   10,009,990
Oesterreichische Kontrollbank AG
       0.750%, 12/15/16.............................   31,000   30,996,032
       0.750%, 05/19/17.............................   74,100   74,042,943
Ontario, Province of Canada
#      1.000%, 07/22/16.............................   12,000   12,008,040
#      1.600%, 09/21/16.............................   77,600   77,838,077
       4.950%, 11/28/16.............................    1,294    1,322,999
       1.100%, 10/25/17.............................   62,951   63,041,649

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
#     3.150%, 12/15/17............................. $ 20,059 $ 20,745,760
      1.200%, 02/14/18.............................   37,500   37,512,300
Pfizer, Inc.
      1.100%, 05/15/17.............................   11,700   11,754,510
Quebec, Province of Canada
#     5.125%, 11/14/16.............................   49,087   50,167,896
Royal Bank of Canada
#     1.000%, 04/27/17.............................   48,000   47,998,080
#     1.400%, 10/13/17.............................   12,000   12,039,600
Royal Bank of Canada Floating Rate Note
#(r)  0.968%, 01/23/17.............................   21,065   21,085,328
(r)   0.897%, 02/03/17.............................   73,100   73,104,751
(r)   0.890%, 10/13/17.............................    2,350    2,340,990
Shell International Finance BV
      1.125%, 08/21/17.............................    3,500    3,502,139
      1.250%, 11/10/17.............................   17,588   17,609,158
State of North Rhine- Westphalia
      1.125%, 11/21/17.............................   32,300   32,341,506
Statoil ASA
#     1.250%, 11/09/17.............................    7,000    7,003,528
Svensk Exportkredit AB
      5.125%, 03/01/17.............................   34,244   35,440,109
      1.750%, 05/30/17.............................   10,000   10,090,800
      1.125%, 04/05/18.............................   73,410   73,486,787
Svenska Handelsbanken AB Floating Rate Note
(r)   1.095%, 09/23/16.............................  150,602  150,798,686
Sweden Government International Bond
      0.875%, 08/15/17.............................   34,500   34,511,971
Toronto-Dominion Bank (The)
#     1.125%, 05/02/17.............................   19,481   19,502,429
      1.625%, 03/13/18.............................   17,000   17,079,390
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.800%, 07/13/16.............................   58,000   58,012,180
(r)   1.096%, 09/09/16.............................   48,945   49,017,781
(r)   0.890%, 01/06/17.............................   76,000   75,998,328
Total Capital International SA
      1.500%, 02/17/17.............................    5,000    5,022,895
      1.550%, 06/28/17.............................   13,000   13,063,232
Toyota Motor Credit Corp.
      1.125%, 05/16/17.............................   24,900   24,963,420
      1.750%, 05/22/17.............................   38,000   38,331,740
      1.250%, 10/05/17.............................   17,825   17,887,566
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.725%, 09/23/16.............................   22,000   22,007,480
(r)   0.808%, 02/16/17.............................  113,000  113,125,091
(r)   1.011%, 04/06/18.............................    3,000    3,000,363
Westpac Banking Corp.
#     1.200%, 05/19/17.............................   12,657   12,665,518
      2.000%, 08/14/17.............................   23,367   23,599,829
      1.500%, 12/01/17.............................   27,000   27,115,938

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      Face
                                                     Amount      Value+
                                                     ------      ------
                                                     (000)
Westpac Banking Corp. Floating Rate Note
(r)   0.949%, 05/19/17............................. $ 10,000 $    9,993,280
#(r)  1.005%, 12/01/17.............................   31,277     31,173,942
                                                             --------------
TOTAL BONDS........................................           4,987,663,199
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (16.2%)
U.S. Treasury Notes
      0.875%, 02/28/17.............................   60,000     60,142,980
      0.750%, 03/15/17.............................   25,000     25,039,050
      0.875%, 04/15/17.............................   29,000     29,083,839
      0.875%, 04/30/17.............................    5,000      5,013,475
      0.875%, 05/15/17.............................   80,000     80,209,360
      0.750%, 06/30/17.............................   45,000     45,047,475
      0.875%, 07/15/17.............................   50,000     50,132,800
      0.500%, 07/31/17.............................  144,000    143,718,768
      0.625%, 07/31/17.............................   15,000     14,994,720
      0.875%, 08/15/17.............................   10,000     10,026,950
      1.875%, 08/31/17.............................   35,000     35,555,065
      1.000%, 09/15/17.............................  120,000    120,520,320
      0.875%, 10/15/17.............................   45,000     45,119,520
      0.750%, 10/31/17.............................  197,000    197,123,125
      0.875%, 11/15/17.............................   80,000     80,193,760
      2.250%, 11/30/17.............................   60,000     61,432,020
      1.000%, 12/15/17.............................  114,000    114,489,858
      0.750%, 12/31/17.............................   50,000     50,005,850
      0.875%, 01/15/18.............................   15,000     15,032,820
      2.625%, 01/31/18.............................   15,000     15,484,575
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................           1,198,366,330
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           6,758,031,752
                                                             --------------

COMMERCIAL PAPER -- (7.5%)
Bank of Montreal
      0.930%, 06/16/17.............................   74,000     73,722,500
      1.339%, 03/16/18.............................   26,000     25,987,650

                                                       Face
                                                      Amount        Value+
                                                      ------        ------
                                                      (000)
Bank of Nova Scotia (The)
      0.865%, 12/05/16............................. $    74,300 $   74,303,269
Canadian Imperial Bank of Commerce
      0.791%, 10/28/16.............................      25,000     24,999,175
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
      0.716%, 05/06/16.............................      41,100     41,102,643
Nordea Bank Finland P.L.C.
      0.898%, 02/13/17.............................     100,000     99,978,000
      1.610%, 05/02/18.............................      40,000     40,000,000
PSP Capital, Inc.
##    0.520%, 07/13/16.............................      50,000     49,953,646
Royal Bank of Canada
      0.814%, 12/15/16.............................      25,000     24,991,075
      1.324%, 03/22/18.............................      40,000     39,950,400
Svenska Handelsbanken AB
      0.798%, 08/17/16.............................      58,600     58,630,472
                                                                --------------
TOTAL COMMERCIAL PAPER.............................                553,618,830
                                                                --------------

                                                      Shares
                                                      ------          -
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
       0.455%......................................  46,485,285     46,485,285
                                                                --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund...............   5,036,799     58,275,768
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,411,995,971)............................              $7,416,411,635
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $  572,002,223   --    $  572,002,223
Bonds.........................          --  4,987,663,199   --     4,987,663,199
U.S. Treasury Obligations.....          --  1,198,366,330   --     1,198,366,330
Commercial Paper..............          --    553,618,830   --       553,618,830
Temporary Cash Investments.... $46,485,285             --   --        46,485,285
Securities Lending Collateral.          --     58,275,768   --        58,275,768
                               ----------- --------------   --    --------------
TOTAL......................... $46,485,285 $7,369,926,350   --    $7,416,411,635
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (66.8%)
AUSTRALIA -- (6.3%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17.............................   $22,265 $ 22,309,085
    1.250%, 06/13/17.............................    54,180   54,201,889
    1.875%, 10/06/17.............................    22,800   23,013,613
    1.500%, 01/16/18.............................     5,150    5,170,590
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................    16,700   16,728,624
    1.400%, 09/08/17.............................    11,590   11,614,942
    1.900%, 09/18/17.............................    26,648   26,849,992
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................    56,525   57,332,516
    1.250%, 03/17/17.............................    23,245   23,270,104
##  1.300%, 06/30/17.............................     7,670    7,682,855
    1.300%, 06/30/17.............................     3,100    3,105,196
Westpac Banking Corp.
    1.200%, 05/19/17.............................    22,503   22,518,144
    2.000%, 08/14/17.............................    17,539   17,713,758
    1.500%, 12/01/17.............................    16,744   16,815,899
    1.600%, 01/12/18.............................     2,500    2,512,375
                                                            ------------
TOTAL AUSTRALIA..................................            310,839,582
                                                            ------------

AUSTRIA -- (1.3%)
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17.............................    64,800   64,750,104
                                                            ------------

CANADA -- (12.3%)
Alberta, Province of Canada
    1.000%, 06/21/17.............................    15,400   15,414,599
Bank of Montreal
    1.400%, 09/11/17.............................    23,200   23,291,408
Bank of Nova Scotia (The)
    2.100%, 11/08/16............................. CAD33,000   26,449,446
    1.100%, 12/13/16.............................     6,986    6,996,339
    1.100%, 12/13/16.............................       824      825,220
    2.550%, 01/12/17.............................    35,033   35,431,676
    2.550%, 01/12/17.............................    10,000   10,113,590
    1.250%, 04/11/17.............................     6,700    6,714,914
    1.250%, 04/11/17.............................    21,380   21,427,186
    1.300%, 07/21/17.............................    29,044   29,095,785
British Columbia, Province of Canada
    1.200%, 04/25/17.............................    30,769   30,874,568
Export Development Canada
##  0.625%, 04/27/17.............................    13,500   13,467,506
    0.625%, 04/27/17.............................    20,100   20,010,213
    0.750%, 12/15/17.............................    10,805   10,779,608

                                                              Face
                                                             Amount^    Value+
                                                             -------    ------
                                                              (000)
CANADA -- (Continued)
Manitoba, Province of Canada
               1.300%, 04/03/17............................. $14,017 $ 14,068,470
Ontario, Province of Canada
               1.100%, 10/25/17.............................  67,327   67,423,951
               3.150%, 12/15/17.............................  16,000   16,547,792
               1.200%, 02/14/18.............................  12,500   12,504,100
Royal Bank of Canada
               1.200%, 01/23/17.............................  46,263   46,374,725
               1.000%, 04/27/17.............................  35,615   35,613,575
               1.250%, 06/16/17.............................  28,909   28,913,915
               1.400%, 10/13/17.............................  23,000   23,075,900
               1.500%, 01/16/18.............................   5,000    5,020,095
Toronto-Dominion Bank (The)
               1.125%, 05/02/17.............................  31,485   31,519,634
               1.125%, 05/02/17.............................  14,880   14,896,368
               1.625%, 03/13/18.............................  11,375   11,427,689
               1.625%, 03/13/18.............................  45,042   45,252,346
               1.400%, 04/30/18.............................   3,500    3,509,559
                                                                     ------------
TOTAL CANADA................................................          607,040,177
                                                                     ------------

DENMARK -- (0.4%)
Kommunekredit
               1.125%, 01/16/18.............................  14,700   14,734,192
               1.125%, 03/15/18.............................   7,000    7,010,318
                                                                     ------------
TOTAL DENMARK...............................................           21,744,510
                                                                     ------------

FINLAND -- (0.5%)
Municipality Finance P.L.C.
               1.125%, 04/17/18.............................  23,000   23,012,121
                                                                     ------------

FRANCE -- (2.7%)
Agence Francaise de Developpement
               1.625%, 10/04/17.............................  26,614   26,832,235
Caisse des Depots et Consignations
               1.000%, 03/13/17.............................  73,600   73,638,419
               1.125%, 11/13/17.............................   3,200    3,200,182
Total Capital International SA
               1.500%, 02/17/17.............................   4,500    4,520,606
               1.500%, 02/17/17.............................  10,000   10,045,640
               1.550%, 06/28/17.............................  14,500   14,570,528
                                                                     ------------
TOTAL FRANCE................................................          132,807,610
                                                                     ------------

GERMANY -- (10.2%)
Erste Abwicklungsanstalt
               1.000%, 02/27/17.............................  55,800   55,779,410
               1.000%, 10/13/17.............................  23,000   22,954,345
               1.125%, 02/12/18.............................  37,000   36,950,087
FMS Wertmanagement AoeR
               1.125%, 09/05/17.............................  62,161   62,328,213
               1.000%, 11/21/17.............................  18,977   18,954,740

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
GERMANY -- (Continued)
KFW
    2.750%, 07/27/17............................. $30,000 $ 30,683,670
    0.875%, 09/05/17.............................  12,400   12,403,100
    0.875%, 11/16/17.............................  10,000    9,992,630
    2.375%, 12/22/17.............................  18,400   18,828,922
    1.000%, 01/26/18.............................  18,929   18,941,228
    4.375%, 03/15/18.............................  13,250   14,085,651
Landeskreditbank Baden- Wuerttemberg Foerderbank
    0.875%, 04/10/17.............................  30,679   30,669,704
    1.625%, 04/25/17.............................  66,740   67,210,317
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................  12,000   11,995,560
NRW Bank
    1.000%, 05/22/17.............................  32,025   32,056,993
State of North Rhine- Westphalia
    1.125%, 11/21/17.............................  49,000   49,062,965
    1.250%, 02/20/18.............................  12,000   12,021,384
                                                          ------------
TOTAL GERMANY....................................          504,918,919
                                                          ------------

JAPAN -- (3.9%)
Development Bank of Japan, Inc.
    1.625%, 10/05/16.............................   4,000    4,009,016
    5.125%, 02/01/17.............................  23,500   24,210,546
    1.500%, 03/13/17.............................  64,030   64,145,254
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  79,600   79,617,910
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  14,090   14,115,390
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................   5,000    5,004,140
    1.400%, 07/18/17.............................   3,645    3,647,931
                                                          ------------
TOTAL JAPAN......................................          194,750,187
                                                          ------------

NETHERLANDS -- (5.5%)
Bank Nederlandse Gemeenten NV
    0.875%, 02/21/17.............................  25,782   25,780,943
    1.375%, 09/27/17.............................  39,250   39,490,524
##  1.000%, 02/12/18.............................  27,900   27,872,602
    1.375%, 03/19/18.............................  54,144   54,431,450
Nederlandse Waterschapsbank NV
    2.125%, 02/09/17.............................  16,098   16,249,418
    1.250%, 09/18/17.............................  27,040   27,140,237
    1.250%, 01/16/18.............................  33,500   33,601,907
Shell International Finance BV
    1.125%, 08/21/17.............................  17,000   17,010,387
    1.125%, 08/21/17.............................   2,750    2,751,612
    1.250%, 11/10/17.............................  27,860   27,893,516
                                                          ------------
TOTAL NETHERLANDS................................          272,222,596
                                                          ------------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
NEW ZEALAND -- (0.3%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17............................. $15,680 $ 15,721,521
                                                          ------------

NORWAY -- (1.5%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  35,900   36,070,812
    1.000%, 09/26/17.............................  10,750   10,752,171
    1.000%, 03/15/18.............................  10,750   10,735,466
Statoil ASA
    3.125%, 08/17/17.............................   7,281    7,457,812
    1.250%, 11/09/17.............................   9,000    9,004,536
                                                          ------------
TOTAL NORWAY.....................................           74,020,797
                                                          ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
African Development Bank
    0.750%, 11/03/17.............................   2,900    2,892,672
Asian Development Bank
    0.750%, 07/28/17.............................  20,780   20,752,175
    2.250%, 08/18/17.............................  20,000   20,346,400
    0.875%, 04/26/18.............................   6,000    5,992,332
European Bank for Reconstruction & Development
    1.000%, 02/16/17.............................   3,571    3,579,659
    0.750%, 09/01/17.............................  10,000    9,997,510
European Investment Bank
    1.625%, 06/15/17.............................  50,000   50,428,500
    1.000%, 08/17/17.............................  13,000   13,025,532
    1.125%, 09/15/17.............................  48,000   48,145,440
    1.000%, 12/15/17.............................  34,561   34,607,312
Inter-American Development Bank
#   1.000%, 07/14/17.............................  37,365   37,423,850
    1.000%, 07/14/17.............................   5,000    5,007,875
    1.250%, 01/16/18.............................  47,405   47,673,265
    0.875%, 03/15/18.............................  10,000    9,995,250
International Bank for Reconstruction &
 Development
    0.875%, 04/17/17.............................  10,000   10,021,230
    0.625%, 05/02/17.............................  15,000   14,949,435
    1.125%, 07/18/17.............................   2,330    2,344,481
    1.000%, 11/15/17.............................  10,000   10,017,020
                                                          ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          347,199,938
                                                          ------------

SWEDEN -- (5.0%)
Kommuninvest I Sverige AB
##  1.000%, 04/11/17.............................   4,000    4,004,164
    1.000%, 04/11/17.............................   6,000    6,006,246
    0.625%, 04/21/17.............................   6,400    6,381,120
    1.000%, 10/24/17.............................  23,300   23,301,747
    1.000%, 01/29/18.............................  51,000   50,954,100

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
SWEDEN -- (Continued)
Nordea Bank AB
    3.125%, 03/20/17.............................   $32,975 $   33,563,604
##  3.125%, 03/20/17.............................     9,550      9,720,467
#   1.250%, 04/04/17.............................     8,780      8,793,038
Svensk Exportkredit AB
    5.125%, 03/01/17.............................    11,000     11,384,219
    5.125%, 03/01/17.............................     3,000      3,104,736
    1.125%, 04/05/18.............................    73,085     73,161,447
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    10,090     10,264,083
    1.875%, 08/29/17............................. GBP 6,154      9,067,824
                                                            --------------
TOTAL SWEDEN.....................................              249,706,795
                                                            --------------

UNITED STATES -- (9.9%)
Apple, Inc.
    1.050%, 05/05/17.............................    17,107     17,160,203
    0.900%, 05/12/17.............................     6,400      6,408,960
    1.300%, 02/23/18.............................    15,100     15,204,749
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................    14,800     14,937,936
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................    18,500     18,647,722
Chevron Corp.
    1.344%, 11/09/17.............................    42,416     42,619,724
    1.365%, 03/02/18.............................    19,762     19,849,229
Cisco Systems, Inc.
    1.400%, 02/28/18.............................    55,100     55,509,062
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................    20,000     20,017,400
Exxon Mobil Corp.
    0.921%, 03/15/17.............................     1,805      1,808,300
    1.439%, 03/01/18.............................    68,200     68,859,085
International Business Machines Corp.
    5.700%, 09/14/17.............................     4,000      4,257,288
    1.125%, 02/06/18.............................     7,250      7,265,740
    1.250%, 02/08/18.............................    11,515     11,561,659
Microsoft Corp.
    0.875%, 11/15/17.............................     4,532      4,537,157
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................    15,939     16,009,403
Pfizer, Inc.
    1.100%, 05/15/17.............................    14,050     14,115,459
Toyota Motor Credit Corp.
    1.125%, 05/16/17.............................    48,911     49,035,576
    1.750%, 05/22/17.............................    18,075     18,232,795
    1.750%, 05/22/17.............................     5,000      5,043,545
    1.250%, 10/05/17.............................    39,975     40,115,312
    1.375%, 01/10/18.............................    12,000     12,067,488
    1.450%, 01/12/18.............................    25,041     25,168,609
                                                            --------------
TOTAL UNITED STATES..............................              488,432,401
                                                            --------------

TOTAL BONDS                                                  3,307,167,258
                                                            --------------

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
AGENCY OBLIGATIONS -- (14.9%)
Federal Home Loan Bank
#     1.000%, 06/09/17............................. $ 60,000 $   60,183,420
      1.000%, 06/21/17.............................    8,000      8,028,400
      0.750%, 08/28/17.............................   91,400     91,436,651
      0.625%, 10/26/17.............................   42,300     42,222,549
      5.000%, 11/17/17.............................   60,660     64,579,121
      1.000%, 12/19/17.............................   30,000     30,095,130
Federal Home Loan Mortgage Corporation
      0.750%, 07/14/17.............................   68,000     68,047,056
      1.000%, 07/28/17.............................   65,200     65,442,740
      1.000%, 09/29/17.............................   40,500     40,640,899
      5.125%, 11/17/17.............................   15,616     16,644,813
      1.000%, 12/15/17.............................   53,100     53,257,548
      0.750%, 01/12/18.............................   30,000     29,960,880
Federal National Mortgage Association
      1.000%, 09/27/17.............................   55,000     55,197,890
      0.875%, 10/26/17.............................   72,000     72,119,088
      0.875%, 12/20/17.............................   27,334     27,364,669
      0.875%, 02/08/18.............................   10,000     10,007,460
                                                             --------------
TOTAL AGENCY OBLIGATIONS...........................             735,228,314
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (18.2%)
U.S. Treasury Notes
      1.000%, 09/15/17.............................  110,000    110,476,960
      0.625%, 09/30/17.............................   35,000     34,969,935
      0.875%, 10/15/17.............................  135,000    135,358,560
      0.750%, 10/31/17.............................  181,000    181,113,125
      0.875%, 11/15/17.............................  150,000    150,363,300
      2.250%, 11/30/17.............................   50,000     51,193,350
      1.000%, 12/15/17.............................  110,000    110,472,670
      0.750%, 12/31/17.............................   30,000     30,003,510
      0.875%, 01/15/18.............................   30,000     30,065,640
      2.625%, 01/31/18.............................   30,000     30,969,150
      1.000%, 03/15/18.............................   35,000     35,153,125
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             900,139,325
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           4,942,534,897
                                                             --------------

                                                    Shares
                                                    ------         -
SECURITIES LENDING COLLATERAL -- (0.1%)
(S)@  DFA Short Term Investment Fund...............  417,697      4,832,750
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,944,626,291)............................           $4,947,367,647
                                                             ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             Investments in Securities (Market Value)
                                          ----------------------------------------------
                                          Level 1     Level 2     Level 3      Total
                                          ------- --------------  ------- --------------
Bonds
  Australia..............................   --    $  310,839,582    --    $  310,839,582
  Austria................................   --        64,750,104    --        64,750,104
  Canada.................................   --       607,040,177    --       607,040,177
  Denmark................................   --        21,744,510    --        21,744,510
  Finland................................   --        23,012,121    --        23,012,121
  France.................................   --       132,807,610    --       132,807,610
  Germany................................   --       504,918,919    --       504,918,919
  Japan..................................   --       194,750,187    --       194,750,187
  Netherlands............................   --       272,222,596    --       272,222,596
  New Zealand............................   --        15,721,521    --        15,721,521
  Norway.................................   --        74,020,797    --        74,020,797
  Supranational Organization Obligations.   --       347,199,938    --       347,199,938
  Sweden.................................   --       249,706,795    --       249,706,795
  United States..........................   --       488,432,401    --       488,432,401
Agency Obligations.......................   --       735,228,314    --       735,228,314
U.S. Treasury Obligations................   --       900,139,325    --       900,139,325
Securities Lending Collateral............   --         4,832,750    --         4,832,750
Forward Currency Contracts**.............   --        (2,702,740)   --        (2,702,740)
                                            --    --------------    --    --------------
TOTAL....................................   --    $4,944,664,907    --    $4,944,664,907
                                            ==    ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (94.5%)
AUSTRALIA -- (3.2%)
Commonwealth Bank of Australia
    2.300%, 03/12/20............................. $ 3,100 $ 3,135,883
Macquarie Group, Ltd.
    3.000%, 12/03/18.............................   4,475   4,592,173
National Australia Bank, Ltd.
    2.400%, 12/09/19.............................  15,000  15,236,100
    2.625%, 01/14/21.............................   1,905   1,948,783
Westpac Banking Corp.
    4.875%, 11/19/19.............................   5,000   5,529,635
                                                          -----------
TOTAL AUSTRALIA..................................          30,442,574
                                                          -----------

CANADA -- (7.5%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................  10,000  10,084,970
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................   4,150   4,305,251
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   4,555   4,722,615
Ontario, Province of Canada
    1.875%, 05/21/20.............................  10,000  10,104,260
Royal Bank of Canada
    2.150%, 03/06/20.............................  17,197  17,453,442
Thomson Reuters Corp.
    6.500%, 07/15/18.............................   4,700   5,171,706
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,605  10,633,962
    2.250%, 11/05/19.............................   9,000   9,171,234
                                                          -----------
TOTAL CANADA.....................................          71,647,440
                                                          -----------

DENMARK -- (0.5%)
Danske Bank A.S.
    2.800%, 03/10/21.............................   5,000   5,123,810
                                                          -----------

FRANCE -- (2.3%)
BNP Paribas SA
    2.375%, 09/14/17.............................   1,659   1,679,356
BPCE SA
    2.500%, 07/15/19.............................   4,900   4,973,814
    2.250%, 01/27/20.............................   2,000   2,013,582
Credit Agricole SA
    2.750%, 06/10/20.............................   5,000   5,119,555
Total Capital SA
    4.450%, 06/24/20.............................   8,000   8,808,144
                                                          -----------
TOTAL FRANCE.....................................          22,594,451
                                                          -----------

GERMANY -- (4.2%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,000   4,207,080
    2.950%, 08/20/20.............................   2,000   2,005,798

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.000%, 11/21/17............................. $20,000 $19,976,540
KFW
    1.500%, 04/20/20.............................  14,000  14,075,684
                                                          -----------
TOTAL GERMANY....................................          40,265,102
                                                          -----------

IRELAND -- (0.5%)
GE Capital International Funding Co. Unlimited
 Co.
    2.342%, 11/15/20.............................   4,715   4,826,434
                                                          -----------

JAPAN -- (1.8%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................   3,000   3,029,268
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................  11,330  11,305,051
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,600   2,638,813
                                                          -----------
TOTAL JAPAN......................................          16,973,132
                                                          -----------

NETHERLANDS -- (4.1%)
ABN AMRO Bank NV
    2.450%, 06/04/20.............................   2,400   2,430,163
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   5,000   5,030,640
    1.375%, 03/19/18.............................   5,000   5,026,545
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   2,070   2,107,055
ING Bank NV
    2.750%, 03/22/21.............................   5,000   5,119,885
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................   5,000   5,036,480
Shell International Finance BV
    4.375%, 03/25/20.............................  10,000  10,953,870
    2.125%, 05/11/20.............................   3,620   3,668,411
                                                          -----------
TOTAL NETHERLANDS................................          39,373,049
                                                          -----------

NORWAY -- (1.3%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  10,000  10,047,580
Statoil ASA
    3.125%, 08/17/17.............................   2,200   2,253,425
                                                          -----------
TOTAL NORWAY.....................................          12,301,005
                                                          -----------

SPAIN -- (0.3%)
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   2,500   2,574,132
                                                          -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.4%)
African Development Bank
#   0.875%, 03/15/18............................. $ 8,040 $ 8,022,987
European Investment Bank
    1.000%, 12/15/17.............................  15,000  15,020,100
Inter-American Development Bank
    0.875%, 03/15/18.............................  10,000   9,995,250
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          33,038,337
                                                          -----------

SWEDEN -- (1.4%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   4,000   4,000,300
Nordea Bank AB
    1.625%, 05/15/18.............................   3,000   3,006,657
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   6,350   6,517,151
                                                          -----------
TOTAL SWEDEN.....................................          13,524,108
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................   3,425   3,467,062
    5.300%, 08/13/19.............................   3,016   3,328,714
UBS AG
    2.375%, 08/14/19.............................     667     678,554
                                                          -----------
TOTAL SWITZERLAND................................           7,474,330
                                                          -----------

UNITED KINGDOM -- (3.3%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   5,000   5,026,900
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   5,000   5,109,870
Barclays P.L.C.
    2.750%, 11/08/19.............................   8,000   8,003,064
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,600   2,640,562
Nationwide Building Society
    2.350%, 01/21/20.............................   1,266   1,275,018
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................  10,000   9,969,880
                                                          -----------
TOTAL UNITED KINGDOM.............................          32,025,294
                                                          -----------

UNITED STATES -- (59.9%)
Abbott Laboratories
    2.000%, 03/15/20.............................   8,500   8,444,945
AbbVie, Inc.
    2.500%, 05/14/20.............................   6,350   6,457,906
Actavis, Inc.
    1.875%, 10/01/17.............................   2,860   2,868,162
Aetna, Inc.
    2.200%, 03/15/19.............................   5,000   5,083,320

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Aflac, Inc.
    2.650%, 02/15/17.............................  $2,650 $2,685,783
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     596    634,548
Ameren Corp.
    2.700%, 11/15/20.............................   1,000  1,014,936
American Express Co.
    7.000%, 03/19/18.............................   2,000  2,195,582
American Express Credit Corp.
    2.250%, 08/15/19.............................   3,500  3,558,965
American Honda Finance Corp.
    2.450%, 09/24/20.............................   5,000  5,154,340
Amgen, Inc.
    2.200%, 05/22/19.............................   5,700  5,820,521
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   7,000  7,903,399
Anthem, Inc.
    5.875%, 06/15/17.............................   3,990  4,189,336
    1.875%, 01/15/18.............................   4,000  4,016,720
Apache Corp.
    6.900%, 09/15/18.............................   4,890  5,325,068
Arizona Public Service Co.
    8.750%, 03/01/19.............................   3,000  3,573,789
Assurant, Inc.
    2.500%, 03/15/18.............................   5,000  5,005,125
AT&T, Inc.
    1.400%, 12/01/17.............................   7,425  7,425,772
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,000  2,984,670
Bank of America Corp.
    2.600%, 01/15/19.............................   1,670  1,698,913
    2.650%, 04/01/19.............................   1,000  1,018,251
Bank of New York Mellon Corp. (The)
    2.200%, 05/15/19.............................   4,030  4,107,388
    2.150%, 02/24/20.............................   3,600  3,636,562
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   5,000  5,143,455
BB&T Corp.
    1.450%, 01/12/18.............................   4,000  4,003,816
Becton Dickinson and Co.
    5.000%, 05/15/19.............................   1,000  1,087,351
    6.375%, 08/01/19.............................   4,500  5,101,888
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   4,125  4,231,140
Biogen, Inc.
    2.900%, 09/15/20.............................   5,000  5,180,905
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   4,200  4,275,436
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,880  1,986,483
Capital One Financial Corp.
    6.750%, 09/15/17.............................   4,000  4,274,480
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   7,000  7,026,257

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    2.450%, 09/06/18............................. $ 2,880 $ 2,962,305
CBS Corp.
    2.300%, 08/15/19.............................   6,638   6,727,845
Celgene Corp.
    2.250%, 05/15/19.............................   5,000   5,057,525
Chevron Corp.
    2.193%, 11/15/19.............................  10,000  10,239,070
CNA Financial Corp.
    7.350%, 11/15/19.............................   3,000   3,461,961
Comerica, Inc.
    2.125%, 05/23/19.............................     700     698,250
ConocoPhillips
    6.000%, 01/15/20.............................   1,500   1,693,602
CR Bard, Inc.
    1.375%, 01/15/18.............................   5,085   5,090,222
CVS Health Corp.
    2.250%, 08/12/19.............................   6,000   6,146,748
    2.800%, 07/20/20.............................   2,665   2,767,328
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   3,600   3,605,155
Dollar General Corp.
    1.875%, 04/15/18.............................   5,000   5,044,495
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   6,167   6,274,571
DTE Energy Co.
    2.400%, 12/01/19.............................   3,210   3,258,487
eBay, Inc.
    2.200%, 08/01/19.............................   8,500   8,563,979
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   2,475   2,722,636
EMC Corp.
    1.875%, 06/01/18.............................   7,830   7,743,729
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................   1,942   1,989,734
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................   4,000   4,248,284
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   5,865   5,932,811
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  12,988  13,068,539
    1.912%, 03/06/20.............................   3,265   3,298,463
Fifth Third Bancorp
    2.300%, 03/01/19.............................   2,270   2,282,392
Fifth Third Bank
    2.375%, 04/25/19.............................   1,615   1,641,174
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   4,500   4,420,602
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   5,000   5,314,200
    2.375%, 03/12/19.............................   1,000   1,011,715
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................   3,000   3,050,628

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
GATX Corp.
    2.500%, 03/15/19.............................  $3,000 $2,978,304
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000  2,139,936
Halliburton Co.
    6.150%, 09/15/19.............................   3,000  3,392,250
Harley-Davidson Financial Services, Inc.
#   2.150%, 02/26/20.............................   5,000  5,039,300
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   2,425  2,481,112
HSBC USA, Inc.
    2.375%, 11/13/19.............................   2,000  2,025,628
    2.350%, 03/05/20.............................   3,825  3,858,717
Humana, Inc.
    2.625%, 10/01/19.............................   2,000  2,043,778
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   5,000  5,068,805
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................   5,150  5,214,808
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   2,000  2,047,820
International Business Machines Corp.
#   1.950%, 02/12/19.............................   8,575  8,750,805
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,875  1,949,003
John Deere Capital Corp.
#   1.950%, 03/04/19.............................   3,400  3,453,438
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................     548    617,752
    2.250%, 01/23/20.............................   4,000  4,027,192
KeyBank NA
    1.650%, 02/01/18.............................     820    821,053
KeyCorp
    2.900%, 09/15/20.............................   2,142  2,190,398
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,300  2,344,965
Kroger Co. (The)
    2.300%, 01/15/19.............................   3,000  3,060,084
L-3 Communications Corp.
    4.750%, 07/15/20.............................   1,553  1,663,117
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   2,500  2,516,025
Legg Mason, Inc.
    2.700%, 07/15/19.............................   5,425  5,480,140
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   7,800  7,800,928
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   2,200  2,216,053
MasterCard, Inc.
    2.000%, 04/01/19.............................     695    710,467
Mattel, Inc.
    2.350%, 05/06/19.............................   6,000  6,091,512

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
McDonald's Corp.
    5.350%, 03/01/18.............................  $2,870 $3,087,707
McKesson Corp.
    1.400%, 03/15/18.............................   4,407  4,409,309
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................   2,800  2,895,637
Medtronic, Inc.
    2.500%, 03/15/20.............................   2,000  2,066,462
Merck & Co., Inc.
#   3.875%, 01/15/21.............................   3,000  3,280,266
MetLife, Inc.
    7.717%, 02/15/19.............................   2,500  2,895,488
Monsanto Co.
    2.125%, 07/15/19.............................   2,500  2,535,053
Morgan Stanley
    6.250%, 08/28/17.............................   1,000  1,060,780
    7.300%, 05/13/19.............................   1,800  2,072,936
    2.375%, 07/23/19.............................   1,365  1,381,937
MUFG Union Bank NA
    2.625%, 09/26/18.............................   5,245  5,337,364
Mylan, Inc.
    2.550%, 03/28/19.............................   4,400  4,407,524
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   3,850  3,896,847
NiSource Finance Corp.
    6.400%, 03/15/18.............................   1,194  1,294,374
Nissan Motor Acceptance Corp.
    2.550%, 03/08/21.............................   3,500  3,581,946
Nordstrom, Inc.
    4.750%, 05/01/20.............................   5,225  5,641,176
Nucor Corp.
    5.750%, 12/01/17.............................   7,160  7,598,264
ONE Gas, Inc.
    2.070%, 02/01/19.............................   4,944  5,004,322
Oracle Corp.
    5.000%, 07/08/19.............................   5,000  5,586,875
PepsiCo, Inc.
    4.500%, 01/15/20.............................   1,700  1,886,981
PG&E Corp.
    2.400%, 03/01/19.............................   5,000  5,090,060
PNC Bank NA
    2.400%, 10/18/19.............................   2,000  2,045,686
    2.600%, 07/21/20.............................   1,000  1,025,396
Praxair, Inc.
    1.250%, 11/07/18.............................   3,400  3,404,032
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................   6,707  6,729,904
Prudential Financial, Inc.
    6.100%, 06/15/17.............................   1,000  1,051,094
    6.000%, 12/01/17.............................   1,300  1,390,139
Qwest Corp.
    6.500%, 06/01/17.............................   3,000  3,139,440
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,000  1,034,488

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Republic Services, Inc.
    3.800%, 05/15/18.............................  $3,527 $3,691,372
Reynolds American, Inc.
#   2.300%, 08/21/17.............................   2,000  2,025,096
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   6,000  6,095,322
Southern Co. (The)
    2.750%, 06/15/20.............................   5,000  5,129,190
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,000  5,138,715
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   1,000  1,091,454
State Street Corp.
    2.550%, 08/18/20.............................   2,000  2,060,250
Symantec Corp.
    2.750%, 06/15/17.............................   4,000  4,040,560
Target Corp.
    2.300%, 06/26/19.............................   4,135  4,273,469
Tech Data Corp.
    3.750%, 09/21/17.............................   4,500  4,553,897
Texas Instruments, Inc.
    1.650%, 08/03/19.............................   5,000  5,049,130
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   6,599  6,688,694
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   4,972  5,071,082
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,000  1,091,111
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,635  2,909,912
Toyota Motor Credit Corp.
    1.900%, 04/08/21.............................   5,000  5,003,870
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   5,000  5,132,300
Unilever Capital Corp.
    2.200%, 03/06/19.............................   3,820  3,927,770
Union Pacific Corp.
    1.800%, 02/01/20.............................   2,498  2,522,603
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   5,000  5,138,540
    2.700%, 07/15/20.............................   1,930  2,010,954
US Bancorp
    2.200%, 04/25/19.............................   5,000  5,112,330
Verizon Communications, Inc.
    1.100%, 11/01/17.............................     410    409,695
    3.650%, 09/14/18.............................   1,000  1,053,086
    2.550%, 06/17/19.............................   1,000  1,030,901
    4.600%, 04/01/21.............................   1,197  1,337,261
Volkswagen Group of America Finance LLC
    2.400%, 05/22/20.............................   3,625  3,592,745
Wachovia Corp.
    5.750%, 02/01/18.............................   1,000  1,074,952

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................  $5,000 $  5,169,360
Wells Fargo & Co.
    2.125%, 04/22/19.............................   1,000    1,017,465
    2.150%, 01/30/20.............................   3,250    3,286,914
Western Union Co. (The)
    5.930%, 10/01/16.............................   3,950    4,028,423
Wisconsin Electric Power Co.
    1.700%, 06/15/18.............................     535      537,377
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   7,405    7,412,553
Xerox Corp.
    2.750%, 03/15/19.............................   6,000    5,983,638
                                                          ------------
TOTAL UNITED STATES..............................          573,938,530
                                                          ------------
TOTAL BONDS......................................          906,121,728
                                                          ------------

                                                      Face
                                                     Amount^      Value+
                                                     -------      ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (4.0%)
U.S. Treasury Notes
      1.500%, 01/31/19............................. $    2,000 $  2,032,812
      1.125%, 04/30/20.............................     36,300   36,270,234
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS....................              38,303,046
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             944,424,774
                                                               ------------

                                                     Shares
                                                     ------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund...............  1,209,391   13,992,655
                                                               ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $950,628,666)              $958,417,429
                                                               ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          Investments in Securities (Market Value)
                                          -----------------------------------------
                                          Level 1   Level 2    Level 3    Total
                                          ------- ------------ ------- ------------
Bonds
  Australia..............................   --    $ 30,442,574   --    $ 30,442,574
  Canada.................................   --      71,647,440   --      71,647,440
  Denmark................................   --       5,123,810   --       5,123,810
  France.................................   --      22,594,451   --      22,594,451
  Germany................................   --      40,265,102   --      40,265,102
  Ireland................................   --       4,826,434   --       4,826,434
  Japan..................................   --      16,973,132   --      16,973,132
  Netherlands............................   --      39,373,049   --      39,373,049
  Norway.................................   --      12,301,005   --      12,301,005
  Spain..................................   --       2,574,132   --       2,574,132
  Supranational Organization Obligations.   --      33,038,337   --      33,038,337
  Sweden.................................   --      13,524,108   --      13,524,108
  Switzerland............................   --       7,474,330   --       7,474,330
  United Kingdom.........................   --      32,025,294   --      32,025,294
  United States..........................   --     573,938,530   --     573,938,530
U.S. Treasury Obligations................   --      38,303,046   --      38,303,046
Securities Lending Collateral............   --      13,992,655   --      13,992,655
Forward Currency Contracts**.............   --       2,293,314   --       2,293,314
                                            --    ------------   --    ------------
TOTAL....................................   --    $960,710,743   --    $960,710,743
                                            ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^      Value+
                                                  -------      ------
                                                   (000)
BONDS -- (97.6%)
AUSTRALIA -- (9.1%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19............................. $261,561 $  264,859,546
    5.100%, 01/13/20.............................    8,962      9,916,569
    2.700%, 11/16/20.............................   15,850     16,270,770
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................   22,412     22,911,496
    2.250%, 03/13/19.............................   51,512     52,194,946
    2.300%, 09/06/19.............................  110,025    111,856,146
#   2.300%, 03/12/20.............................   78,537     79,446,066
    2.400%, 11/02/20.............................   11,100     11,262,815
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  132,250    133,836,471
##  2.400%, 12/09/19.............................    5,000      5,078,700
    2.625%, 07/23/20.............................   57,207     58,728,249
    2.625%, 01/14/21.............................    1,400      1,432,176
Westpac Banking Corp.
    2.250%, 01/17/19.............................  144,489    146,741,439
    4.875%, 11/19/19.............................    3,382      3,740,245
    4.875%, 11/19/19.............................    4,219      4,666,319
    2.300%, 05/26/20.............................   83,559     84,642,092
    2.600%, 11/23/20.............................   74,195     75,842,871
                                                           --------------
TOTAL AUSTRALIA..................................           1,083,426,916
                                                           --------------

AUSTRIA -- (1.5%)
Oesterreichische Kontrollbank AG
    1.375%, 02/10/20.............................   20,500     20,465,847
    1.500%, 10/21/20.............................   97,195     97,025,006
    1.875%, 01/20/21.............................   62,200     62,884,884
                                                           --------------
TOTAL AUSTRIA....................................             180,375,737
                                                           --------------

CANADA -- (13.8%)
Alberta, Province of Canada
    1.750%, 08/26/20.............................  219,600    220,859,406
Bank of Nova Scotia
    4.375%, 01/13/21.............................    6,321      6,939,466
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................  129,580    130,681,041
    2.350%, 10/21/20.............................   68,580     69,679,680
Manitoba, Province of Canada
    2.050%, 11/30/20.............................  151,000    153,772,511
Ontario, Province of Canada
    1.650%, 09/27/19.............................   84,691     85,054,917
    4.000%, 10/07/19.............................   32,031     34,595,306
    4.400%, 04/14/20.............................   44,038     48,615,882
    1.875%, 05/21/20.............................  163,950    165,659,343
Quebec, Province of Canada
    3.500%, 07/29/20.............................  112,665    121,128,395

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
CANADA -- (Continued)
Royal Bank of Canada
#   2.150%, 03/15/19.............................   $132,695 $  134,672,421
    2.150%, 03/06/20.............................     55,000     55,820,160
    2.350%, 10/30/20.............................     90,475     91,990,185
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................     23,084     23,691,986
    2.125%, 07/02/19.............................    108,670    110,189,424
    2.250%, 11/05/19.............................     58,875     59,995,156
    2.500%, 12/14/20.............................    112,006    114,308,395
    2.125%, 04/07/21.............................     11,020     11,026,744
                                                             --------------
TOTAL CANADA.....................................             1,638,680,418
                                                             --------------

FINLAND -- (0.4%)
Finland Government International Bond
    1.625%, 12/15/20............................. GBP  5,000      7,461,542
Municipality Finance P.L.C.
    1.750%, 05/21/19.............................     33,800     34,229,801
                                                             --------------
TOTAL FINLAND....................................                41,691,343
                                                             --------------

FRANCE -- (4.0%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................    103,464    103,792,912
Dexia Credit Local SA
#   2.250%, 01/30/19.............................     71,945     73,185,764
    1.875%, 01/29/20.............................     51,000     51,040,749
Sanofi
    4.000%, 03/29/21.............................      6,430      7,050,141
Total Capital International SA
    2.125%, 01/10/19.............................    101,000    102,688,922
    2.100%, 06/19/19.............................     79,228     80,550,553
Total Capital SA
    4.450%, 06/24/20.............................     46,609     51,317,348
                                                             --------------
TOTAL FRANCE.....................................               469,626,389
                                                             --------------

GERMANY -- (5.3%)
KFW
    1.500%, 04/20/20.............................    305,500    307,151,533
    1.625%, 06/05/20............................. GBP  5,000      7,455,596
    2.750%, 09/08/20.............................     22,000     23,205,886
    1.375%, 02/01/21............................. GBP  6,000      8,823,189
Landwirtschaftliche Rentenbank
    1.375%, 12/15/20............................. GBP  4,470      6,575,366
NRW Bank
    1.875%, 07/01/19.............................     14,400     14,604,840
    2.000%, 09/23/19.............................    100,200    101,901,296

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
GERMANY -- (Continued)
State of North Rhine- Westphalia
    1.625%, 01/22/20............................. $163,500 $164,313,576
                                                           ------------
TOTAL GERMANY....................................           634,031,282
                                                           ------------

IRELAND -- (2.7%)
GE Capital International Funding Co. Unlimited
 Co.
    2.342%, 11/15/20.............................  235,308  240,869,269
    2.342%, 11/15/20.............................   74,140   75,892,225
                                                           ------------
TOTAL IRELAND....................................           316,761,494
                                                           ------------

JAPAN -- (1.8%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................    9,000    8,994,924
Japan Bank for International Cooperation
    1.750%, 05/29/19.............................   39,280   39,370,737
    1.750%, 05/29/19.............................   19,600   19,646,844
    1.750%, 05/28/20.............................   85,150   85,017,677
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................   19,400   19,786,351
    2.125%, 03/06/19.............................   45,000   45,495,540
                                                           ------------
TOTAL JAPAN......................................           218,312,073
                                                           ------------

NETHERLANDS -- (7.5%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................   77,000   78,240,316
    1.750%, 03/24/20.............................  179,600  181,710,300
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  188,125  191,492,626
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................   38,590   39,252,938
    1.750%, 09/05/19.............................   24,000   24,247,536
    1.625%, 03/04/20.............................   59,000   59,346,094
Shell International Finance BV
    1.900%, 08/10/18.............................   59,144   59,939,309
    2.000%, 11/15/18.............................   37,970   38,661,965
    4.300%, 09/22/19.............................   25,000   27,153,375
    4.300%, 09/22/19.............................    6,500    7,069,868
    4.375%, 03/25/20.............................   15,330   16,792,283
    2.125%, 05/11/20.............................   72,475   73,444,208
    2.250%, 11/10/20.............................   88,914   90,348,094
                                                           ------------
TOTAL NETHERLANDS................................           887,698,912
                                                           ------------

NORWAY -- (2.1%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   75,500   76,502,867
    1.500%, 10/22/19.............................   46,900   47,066,354
    1.625%, 01/15/20.............................   15,000   15,097,860

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
NORWAY -- (Continued)
Statoil ASA
    1.150%, 05/15/18.............................   $ 38,426 $ 38,233,063
    2.250%, 11/08/19.............................     62,422   63,704,460
    2.900%, 11/08/20.............................      5,337    5,519,984
                                                             ------------
TOTAL NORWAY.....................................             246,124,588
                                                             ------------

SINGAPORE -- (0.3%)
Singapore Government Bond
    2.000%, 07/01/20............................. SGD 53,000   40,402,722
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
EUROFIMA
    1.750%, 05/29/20.............................      6,200    6,249,643
    1.750%, 05/29/20.............................    154,390  155,626,201
European Investment Bank
    1.625%, 03/16/20.............................    212,000  214,255,256
    1.625%, 03/16/20.............................     16,000   16,171,696
    2.875%, 09/15/20.............................     32,433   34,377,456
    1.625%, 12/15/20.............................     59,500   59,892,938
    1.625%, 12/15/20.............................     10,000   10,050,000
    4.000%, 02/16/21.............................     10,000   11,143,140
    2.000%, 03/15/21.............................      6,500    6,652,087
Inter-American Development Bank
#   1.875%, 06/16/20.............................    157,800  160,697,050
    2.125%, 11/09/20.............................     45,000   46,306,530
International Bank for Reconstruction &
 Development
    2.125%, 11/01/20.............................      5,000    5,151,780
    1.375%, 12/15/20............................. GBP 10,000   14,744,693
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....             741,318,470
                                                             ------------

SWEDEN -- (9.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................    138,979  141,893,390
    2.500%, 12/01/20............................. SEK334,000   44,869,117
Nordea Bank AB
    2.375%, 04/04/19.............................     71,805   73,085,355
    4.875%, 01/27/20.............................      8,248    9,072,808
    4.875%, 01/27/20.............................     10,000   10,999,080
    4.875%, 01/27/20.............................      5,913    6,503,756
    2.500%, 09/17/20.............................     45,080   45,865,203
Svensk Exportkredit AB
    1.875%, 06/17/19.............................     79,575   80,853,850
    1.750%, 08/28/20.............................    185,920  187,051,323
    1.750%, 03/10/21.............................     62,000   62,313,906

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^       Value+
                                                   -------       ------
                                                    (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   $103,906 $  106,641,118
    2.250%, 06/17/19.............................    119,548    121,555,689
    5.125%, 03/30/20.............................     65,368     72,730,986
    2.400%, 10/01/20.............................     31,700     32,270,473
Sweden Government Bond
    5.000%, 12/01/20............................. SEK799,175    122,556,521
                                                             --------------
TOTAL SWEDEN.....................................             1,118,262,575
                                                             --------------

UNITED KINGDOM -- (3.1%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20............................. GBP 18,450     30,832,241
United Kingdom Gilt
    2.000%, 07/22/20............................. GBP132,000    201,726,671
    1.500%, 01/22/21............................. GBP 90,500    135,361,099
                                                             --------------
TOTAL UNITED KINGDOM.............................               367,920,011
                                                             --------------

UNITED STATES -- (30.4%)
3M Co.
    2.000%, 08/07/20.............................    116,667    119,367,958
Apple, Inc.
    2.100%, 05/06/19.............................    177,680    182,001,533
    1.550%, 02/07/20.............................     38,312     38,613,860
    2.000%, 05/06/20.............................     82,835     84,660,104
    2.250%, 02/23/21.............................     36,412     37,218,016
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................     43,000     44,374,280
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.............................      3,022      3,191,722
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................     76,792     78,767,935
    2.200%, 03/15/21.............................     69,192     71,047,937
Chevron Corp.
    2.193%, 11/15/19.............................     26,867     27,509,309
    1.961%, 03/03/20.............................    202,132    204,505,030
    2.427%, 06/24/20.............................     32,440     33,328,694
    2.419%, 11/17/20.............................     51,345     52,829,179
Cisco Systems, Inc.
    4.450%, 01/15/20.............................     66,218     73,202,542
    2.450%, 06/15/20.............................    262,975    273,098,223
    2.200%, 02/28/21.............................      5,000      5,105,040
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................    179,988    183,226,344
    2.450%, 11/01/20.............................      1,600      1,670,005
    3.150%, 11/15/20.............................      6,250      6,672,806
Exxon Mobil Corp.
    1.819%, 03/15/19.............................    129,110    131,064,209
    1.912%, 03/06/20.............................    149,539    151,071,625
    2.222%, 03/01/21.............................     60,519     61,639,570

                                                   Face
                                                  Amount^      Value+
                                                  -------      ------
                                                   (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
#   1.950%, 02/12/19............................. $ 96,727 $    98,710,097
    1.875%, 05/15/19.............................    4,000       4,060,840
    1.625%, 05/15/20.............................   98,458      98,860,299
    2.250%, 02/19/21.............................  106,347     108,711,306
Johnson & Johnson
    1.650%, 12/05/18.............................   10,950      11,138,811
    1.650%, 03/01/21.............................   44,700      45,044,235
Merck & Co., Inc.
    1.850%, 02/10/20.............................  186,059     189,214,002
    1.850%, 02/10/20.............................   10,000      10,170,490
    3.875%, 01/15/21.............................    5,225       5,713,130
Microsoft Corp.
    1.850%, 02/12/20.............................  127,160     129,839,770
    3.000%, 10/01/20.............................    6,000       6,428,940
    2.000%, 11/03/20.............................  177,317     181,886,814
Novartis Capital Corp.
    4.400%, 04/24/20.............................   15,095      16,745,819
Pfizer, Inc.
    2.100%, 05/15/19.............................  235,225     241,670,400
Procter & Gamble Co. (The)
    1.900%, 11/01/19.............................   59,256      60,729,993
    1.850%, 02/02/21.............................   37,416      38,074,222
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   41,923      42,784,098
    2.125%, 07/18/19.............................   33,219      33,984,632
#   2.150%, 03/12/20.............................  154,696     157,862,163
    4.500%, 06/17/20.............................      287         318,327
    4.250%, 01/11/21.............................    2,165       2,396,588
    1.900%, 04/08/21.............................   80,273      80,335,131
US Bank NA
    2.125%, 10/28/19.............................  158,605     161,453,704
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................   11,300      12,297,858
    3.250%, 10/25/20.............................    8,735       9,429,546
                                                           ---------------
TOTAL UNITED STATES..............................            3,612,027,136
                                                           ---------------
TOTAL BONDS......................................           11,596,660,066
                                                           ---------------

AGENCY OBLIGATIONS -- (1.4%)
Federal Home Loan Mortgage Corporation
#   1.375%, 05/01/20.............................  105,000     105,632,100
Federal National Mortgage Association
    1.500%, 06/22/20.............................   51,000      51,506,685
#   1.500%, 11/30/20.............................   15,000      15,090,660
                                                           ---------------
TOTAL AGENCY OBLIGATIONS.........................              172,229,445
                                                           ---------------
TOTAL INVESTMENT SECURITIES......................           11,768,889,511
                                                           ---------------


DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                      Shares       Value+
                                                      ------       ------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund............... 10,063,850 $   116,438,743
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $11,697,621,554)...........................             $11,885,328,254
                                                               ===============


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                          Level 1     Level 2      Level 3      Total
                                          ------- ---------------  ------- ---------------
Bonds
  Australia..............................   --    $ 1,083,426,916    --    $ 1,083,426,916
  Austria................................   --        180,375,737    --        180,375,737
  Canada.................................   --      1,638,680,418    --      1,638,680,418
  Finland................................   --         41,691,343    --         41,691,343
  France.................................   --        469,626,389    --        469,626,389
  Germany................................   --        634,031,282    --        634,031,282
  Ireland................................   --        316,761,494    --        316,761,494
  Japan..................................   --        218,312,073    --        218,312,073
  Netherlands............................   --        887,698,912    --        887,698,912
  Norway.................................   --        246,124,588    --        246,124,588
  Singapore..............................   --         40,402,722    --         40,402,722
  Supranational Organization Obligations.   --        741,318,470    --        741,318,470
  Sweden.................................   --      1,118,262,575    --      1,118,262,575
  United Kingdom.........................   --        367,920,011    --        367,920,011
  United States..........................   --      3,612,027,136    --      3,612,027,136
Agency Obligations.......................   --        172,229,445    --        172,229,445
Securities Lending Collateral............   --        116,438,743    --        116,438,743
Forward Currency Contracts**.............   --        (14,669,941)   --        (14,669,941)
                                            --    ---------------    --    ---------------
TOTAL....................................   --    $11,870,658,313    --    $11,870,658,313
                                            ==    ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
BONDS -- (96.1%)
AUSTRIA -- (3.8%)
Austria Government Bond
    1.650%, 10/21/24............................. EUR 11,150 $14,176,823
    4.850%, 03/15/26............................. EUR  6,550  10,617,864
                                                             -----------
TOTAL AUSTRIA....................................             24,794,687
                                                             -----------

BELGIUM -- (3.9%)
Belgium Government Bond
    2.250%, 06/22/23............................. EUR  6,150   8,087,102
    5.500%, 03/28/28............................. EUR  9,900  17,300,140
                                                             -----------
TOTAL BELGIUM....................................             25,387,242
                                                             -----------

CANADA -- (11.1%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD  9,150   7,575,532
    2.900%, 09/20/29............................. CAD  5,800   4,624,884
British Columbia, Province of Canada
    2.850%, 06/18/25............................. CAD 15,600  13,153,509
    5.700%, 06/18/29............................. CAD  2,400   2,568,920
Manitoba, Province of Canada
    2.550%, 06/02/23............................. CAD  4,000   3,295,258
    3.300%, 06/02/24............................. CAD 10,750   9,234,016
    3.250%, 09/05/29............................. CAD 13,900  11,513,614
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR  6,800   8,540,528
    6.500%, 03/08/29............................. CAD  9,600  10,801,090
                                                             -----------
TOTAL CANADA.....................................             71,307,351
                                                             -----------

DENMARK -- (3.9%)
Denmark Government Bond
    1.750%, 11/15/25............................. DKK143,380  24,499,390
    1.750%, 11/15/25............................. DKK  5,000     854,352
                                                             -----------
TOTAL DENMARK....................................             25,353,742
                                                             -----------

FINLAND -- (3.9%)
Finland Government Bond
##  2.750%, 07/04/28............................. EUR 17,950  25,263,525
                                                             -----------

FRANCE -- (21.1%)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24............................. EUR 19,950  24,507,329
France Government Bond OAT
    2.250%, 05/25/24............................. EUR 17,750  23,450,982
    0.500%, 05/25/25............................. EUR  9,450  10,827,175
    6.000%, 10/25/25............................. EUR  5,650   9,783,347
    3.500%, 04/25/26............................. EUR 10,800  15,849,953
    2.750%, 10/25/27............................. EUR 23,500  32,673,063
SNCF Mobilites Group
    5.375%, 03/18/27............................. GBP  1,600   2,936,581

                                                     Face
                                                    Amount^       Value+
                                                    -------       ------
                                                     (000)
FRANCE -- (Continued)
SNCF Reseau
    3.125%, 10/25/28............................. EUR    6,600 $  9,361,389
    5.250%, 12/07/28............................. GBP    2,800    5,219,709
UNEDIC
    2.375%, 05/25/24............................. EUR    1,000    1,320,005
                                                               ------------
TOTAL FRANCE.....................................               135,929,533
                                                               ------------

GERMANY -- (5.2%)
Bundesrepublik Deutschland
    4.750%, 07/04/28............................. EUR    2,950    5,116,949
KFW
    2.050%, 02/16/26............................. JPY2,499,000   28,684,480
                                                               ------------
TOTAL GERMANY....................................                33,801,429
                                                               ------------

NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
    2.250%, 07/17/23............................. EUR    4,000    5,218,196
    1.125%, 09/04/24............................. EUR    6,976    8,431,278
Deutsche Bahn Finance BV
    3.125%, 07/24/26............................. GBP   12,550   19,680,112
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR    4,700    6,441,336
Netherlands Government Bond
    5.500%, 01/15/28............................. EUR    9,150   16,296,548
                                                               ------------
TOTAL NETHERLANDS................................                56,067,470
                                                               ------------

NORWAY -- (1.4%)
Norway Government Bond
##  3.000%, 03/14/24............................. NOK   66,000    9,246,894
                                                               ------------

SINGAPORE -- (2.7%)
Singapore Government Bond
    3.125%, 09/01/22............................. SGD    4,270    3,425,906
    2.750%, 07/01/23............................. SGD   13,180   10,329,568
    3.000%, 09/01/24............................. SGD    1,900    1,520,170
    3.500%, 03/01/27............................. SGD    2,300    1,928,282
                                                               ------------
TOTAL SINGAPORE..................................                17,203,926
                                                               ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (11.7%)
Asian Development Bank
    2.350%, 06/21/27............................. JPY1,700,000   20,478,289
European Financial Stability Facility
    1.750%, 06/27/24............................. EUR    8,325   10,676,507
European Investment Bank
    1.250%, 05/12/25............................. SEK   66,000    8,088,270
    2.750%, 09/15/25............................. EUR    2,300    3,196,715
    1.900%, 01/26/26............................. JPY  851,000    9,629,177
    6.000%, 12/07/28............................. GBP    2,300    4,733,606

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^      Value+
                                                   -------      ------
                                                    (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Union
    0.625%, 11/04/23............................. EUR  3,400 $  4,007,849
    3.000%, 09/04/26............................. EUR  6,925    9,873,083
    2.875%, 04/04/28............................. EUR  3,460    4,929,919
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              75,613,415
                                                             ------------

SWEDEN -- (3.8%)
Sweden Government Bond
    1.500%, 11/13/23............................. SEK147,500   19,739,684
    2.500%, 05/12/25............................. SEK  4,000      579,212
    1.000%, 11/12/26............................. SEK 31,400    3,949,406
                                                             ------------
TOTAL SWEDEN.....................................              24,268,302
                                                             ------------

UNITED KINGDOM -- (14.9%)
United Kingdom Gilt
    4.250%, 12/07/27............................. GBP 24,375   44,867,121
    4.750%, 12/07/30............................. GBP 26,200   51,571,115
                                                             ------------
TOTAL UNITED KINGDOM.............................              96,438,236
                                                             ------------
TOTAL BONDS......................................             620,675,752
                                                             ------------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
AGENCY OBLIGATIONS -- (1.6%)
Federal Home Loan Bank
    5.750%, 06/12/26............................. $ 2,000 $  2,616,784
Federal National Mortgage Association
    2.625%, 09/06/24.............................   1,000    1,051,430
    7.250%, 05/15/30.............................   2,000    3,087,204
Tennessee Valley Authority
    3.875%, 02/15/21.............................   3,000    3,327,660
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           10,083,078
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (2.3%)
U.S. Treasury Bonds
    6.250%, 05/15/30.............................     400      605,844
U.S. Treasury Notes
    1.750%, 05/15/23.............................  14,500   14,644,434
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           15,250,278
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          646,009,108
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $630,076,263)............................          $646,009,108
                                                          ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Austria................................   --    $ 24,794,687    --    $ 24,794,687
  Belgium................................   --      25,387,242    --      25,387,242
  Canada.................................   --      71,307,351    --      71,307,351
  Denmark................................   --      25,353,742    --      25,353,742
  Finland................................   --      25,263,525    --      25,263,525
  France.................................   --     135,929,533    --     135,929,533
  Germany................................   --      33,801,429    --      33,801,429
  Netherlands............................   --      56,067,470    --      56,067,470
  Norway.................................   --       9,246,894    --       9,246,894
  Singapore..............................   --      17,203,926    --      17,203,926
  Supranational Organization Obligations.   --      75,613,415    --      75,613,415
  Sweden.................................   --      24,268,302    --      24,268,302
  United Kingdom.........................   --      96,438,236    --      96,438,236
Agency Obligations.......................   --      10,083,078    --      10,083,078
U.S. Treasury Obligations................   --      15,250,278    --      15,250,278
Forward Currency Contracts**.............   --     (16,278,350)   --     (16,278,350)
                                            --    ------------    --    ------------
TOTAL....................................   --    $629,730,758    --    $629,730,758
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                         Face
                                                                        Amount       Value+
                                                                      ---------- --------------
                                                                        (000)
AGENCY OBLIGATIONS -- (22.3%)
Federal Home Loan Bank
  1.375%, 03/09/18................................................... $  145,700 $  147,107,753
  1.250%, 06/08/18...................................................     55,075     55,479,030
  4.750%, 06/08/18...................................................     18,505     19,968,116
  2.000%, 09/14/18...................................................     27,860     28,560,540
  1.750%, 12/14/18...................................................     44,850     45,735,788
  1.500%, 03/08/19...................................................      7,430      7,526,345
  5.375%, 05/15/19...................................................     27,860     31,420,842
  2.000%, 09/13/19...................................................     54,640     56,228,767
  2.375%, 12/13/19...................................................     25,000     26,073,225
Tennessee Valley Authority
  4.500%, 04/01/18...................................................     14,098     15,071,693
  1.750%, 10/15/18...................................................     29,380     29,946,505
                                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................................               463,118,604
                                                                                 --------------

U.S. TREASURY OBLIGATIONS -- (77.4%)
U.S. Treasury Notes
  1.375%, 06/30/18...................................................    107,101    108,422,650
  1.375%, 09/30/18...................................................    155,745    157,709,832
  1.250%, 11/30/18...................................................    129,555    130,810,331
  1.500%, 12/31/18...................................................    103,734    105,436,266
  1.500%, 01/31/19...................................................    189,673    192,784,674
  1.625%, 04/30/19...................................................    101,300    103,353,655
  3.125%, 05/15/19...................................................    262,388    279,709,486
  1.750%, 09/30/19...................................................    279,690    286,474,720
  3.625%, 02/15/20...................................................     82,000     89,725,958
  2.000%, 09/30/20...................................................    122,000    126,065,040
  1.625%, 11/30/20...................................................     23,000     23,377,200
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             1,603,869,812
                                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................................             2,066,988,416
                                                                                 --------------

                                                                        Shares
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.220%.  6,859,653      6,859,653
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,057,591,649)..................            $2,073,848,069
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $  463,118,604   --    $  463,118,604
  U.S. Treasury Obligations..         --  1,603,869,812   --     1,603,869,812
  Temporary Cash Investments. $6,859,653             --   --         6,859,653
                              ---------- --------------   --    --------------
  TOTAL...................... $6,859,653 $2,066,988,416   --    $2,073,848,069
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (45.6%)
Federal Farm Credit Bank
    5.100%, 09/03/19............................. $  6,305 $  7,144,750
    5.320%, 09/03/19.............................   14,921   16,985,738
    5.150%, 11/15/19.............................    7,846    8,905,587
    4.670%, 05/07/20.............................    3,923    4,439,165
    5.350%, 08/07/20.............................    4,693    5,468,401
    3.650%, 12/21/20.............................   30,822   33,887,494
    5.250%, 03/02/21.............................    4,273    4,973,093
    5.220%, 02/22/22.............................    3,503    4,206,732
    5.210%, 12/19/22.............................   14,851   18,027,213
    5.250%, 03/06/23.............................    4,203    5,184,577
    5.220%, 05/15/23.............................   33,694   40,916,073
Federal Home Loan Bank
    1.500%, 03/08/19.............................   10,220   10,352,523
    1.875%, 03/08/19.............................   37,125   38,037,644
    5.375%, 05/15/19.............................   34,730   39,168,911
    1.625%, 06/14/19.............................   37,710   38,383,878
    5.125%, 08/15/19.............................    3,710    4,194,893
    1.375%, 09/13/19.............................    3,505    3,537,705
    4.500%, 09/13/19.............................   25,900   28,803,209
    4.125%, 12/13/19.............................   18,215   20,102,711
    1.875%, 03/13/20.............................   86,165   88,360,915
    4.125%, 03/13/20.............................  104,395  115,754,637
    3.000%, 03/18/20.............................   12,665   13,504,069
    3.375%, 06/12/20.............................   19,965   21,616,744
    2.875%, 09/11/20.............................   10,295   10,941,917
    4.625%, 09/11/20.............................   17,970   20,435,664
    3.125%, 12/11/20.............................    4,205    4,529,521
    5.250%, 12/11/20.............................    5,290    6,195,553
    1.750%, 03/12/21.............................   28,330   28,792,884
    5.000%, 03/12/21.............................    3,645    4,243,166
    2.250%, 06/11/21.............................   49,035   50,867,634
    3.625%, 06/11/21.............................    7,030    7,768,565
    5.625%, 06/11/21.............................   25,905   31,149,208
    2.375%, 09/10/21.............................   27,565   28,819,593
    3.000%, 09/10/21.............................   21,875   23,540,650
    2.625%, 12/10/21.............................   75,370   79,791,656
    5.000%, 12/10/21.............................   31,875   37,781,692
    2.250%, 03/11/22.............................    7,005    7,264,843
    2.500%, 03/11/22.............................    7,705    8,097,161
    5.250%, 06/10/22.............................    5,780    6,956,213
    5.750%, 06/10/22.............................   13,660   16,838,860
    2.000%, 09/09/22.............................   11,365   11,563,615
    5.375%, 09/30/22.............................   44,400   54,202,987
    5.250%, 12/09/22.............................   10,510   12,774,947
    4.750%, 03/10/23.............................   34,465   41,012,661
    3.250%, 06/09/23.............................   24,520   26,761,300
    2.875%, 06/14/24.............................   23,000   24,537,573
    5.375%, 08/15/24.............................   29,950   37,562,661
    5.365%, 09/09/24.............................    1,400    1,754,158
    4.375%, 03/13/26.............................   14,080   16,692,938
    5.750%, 06/12/26.............................    8,080   10,571,807

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
Tennessee Valley Authority
    3.875%, 02/15/21............................. $   74,241 $   82,349,602
    1.875%, 08/15/22.............................     89,450     90,061,033
    2.875%, 09/15/24.............................    117,875    124,316,044
    6.750%, 11/01/25.............................     45,186     61,702,839
    7.125%, 05/01/30.............................     10,000     14,760,060
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................             1,556,595,667
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (54.3%)
U.S. Treasury Bonds
    8.750%, 08/15/20.............................     59,683     78,530,284
    8.125%, 05/15/21.............................     86,583    115,364,961
    8.125%, 08/15/21.............................     90,711    122,108,801
    7.250%, 08/15/22.............................     60,541     81,540,755
    6.250%, 08/15/23.............................     81,259    107,328,645
    7.500%, 11/15/24.............................     64,352     94,027,415
    6.875%, 08/15/25.............................     40,630     58,465,200
    6.000%, 02/15/26.............................     57,833     79,738,953
    6.750%, 08/15/26.............................     57,183     83,596,336
    6.625%, 02/15/27.............................     57,828     84,757,940
    5.250%, 11/15/28.............................     61,132     83,170,711
    5.250%, 02/15/29.............................     91,750    125,282,190
    6.125%, 08/15/29.............................     92,528    136,749,907
    6.250%, 05/15/30.............................    107,289    162,501,491
U.S. Treasury Notes
    2.000%, 07/31/20.............................     54,640     56,432,538
    2.000%, 09/30/20.............................     99,472    102,786,717
    3.125%, 05/15/21.............................    116,635    126,935,986
    2.000%, 10/31/21.............................     64,843     66,881,782
    2.750%, 02/15/24.............................     83,538     90,136,381
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             1,856,336,993
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             3,412,932,660
                                                             --------------

                                                    Shares
                                                    ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional U.S. Government
     Money Market Fund, 0.220%...................  4,528,050      4,528,050
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,300,230,345)..........................             $3,417,460,710
                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $1,556,595,667   --    $1,556,595,667
  U.S. Treasury Obligations..         --  1,856,336,993   --     1,856,336,993
  Temporary Cash Investments. $4,528,050             --   --         4,528,050
                              ---------- --------------   --    --------------
  TOTAL...................... $4,528,050 $3,412,932,660   --    $3,417,460,710
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
    4.875%, 05/17/17............................. $ 2,700 $  2,816,888
    5.000%, 11/17/17.............................  13,415   14,281,716
    1.875%, 03/08/19.............................   7,155    7,330,891
Federal Home Loan Mortgage Corporation
    1.000%, 07/28/17.............................     982      985,656
    1.000%, 09/29/17.............................     764      766,658
    1.750%, 05/30/19.............................   4,471    4,567,945
Federal National Mortgage Association
#   1.875%, 09/18/18.............................   4,726    4,835,265
    1.875%, 02/19/19.............................   8,942    9,151,350
    1.500%, 06/22/20.............................  48,451   48,932,361
Tennessee Valley Authority
    1.750%, 10/15/18.............................   8,303    8,463,099
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          102,131,829
                                                          ------------

BONDS -- (96.6%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   4,000    4,567,320
    5.650%, 08/15/20.............................   4,210    4,812,965
    4.500%, 02/15/21.............................   7,638    8,472,398
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     193      194,096
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   2,824    2,839,193
Abbott Laboratories
    5.125%, 04/01/19.............................   1,348    1,476,615
    2.000%, 03/15/20.............................  13,567   13,479,127
    4.125%, 05/27/20.............................   3,000    3,222,828
AbbVie, Inc.
    2.500%, 05/14/20.............................  24,891   25,313,973
Actavis, Inc.
    1.875%, 10/01/17.............................  14,811   14,853,271
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................   2,825    3,087,279
Aetna, Inc.
    2.200%, 03/15/19.............................  10,171   10,340,490
    3.950%, 09/01/20.............................   3,000    3,202,029
Aflac, Inc.
    2.650%, 02/15/17.............................  16,575   16,798,812
African Development Bank
    1.125%, 03/15/17.............................   5,811    5,828,433
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................   1,754    1,867,445
    5.000%, 07/15/20.............................   1,690    1,862,176
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   2,669    2,677,381
Airgas, Inc.
    3.050%, 08/01/20.............................   6,528    6,664,096

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Altria Group, Inc.
    2.625%, 01/14/20............................. $ 5,000 $ 5,181,970
Amazon.com, Inc.
    2.600%, 12/05/19.............................  11,705  12,182,985
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,014,936
American Express Credit Corp.
    2.800%, 09/19/16.............................   4,033   4,062,901
    2.250%, 08/15/19.............................   5,365   5,455,384
    2.600%, 09/14/20.............................  13,925  14,258,114
American Honda Finance Corp.
    2.125%, 10/10/18.............................  25,488  25,993,249
American International Group, Inc.
    2.300%, 07/16/19.............................   9,941  10,060,630
    3.375%, 08/15/20.............................   3,000   3,103,266
    6.400%, 12/15/20.............................  11,283  13,145,665
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................   6,957   7,754,905
Amgen, Inc.
    2.200%, 05/22/19.............................  11,625  11,870,799
    3.450%, 10/01/20.............................   4,990   5,342,020
Amphenol Corp.
    2.550%, 01/30/19.............................     452     457,057
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   6,785   6,916,670
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................  17,226  17,301,071
    5.375%, 01/15/20.............................   3,933   4,440,581
Anthem, Inc.
    5.875%, 06/15/17.............................   1,358   1,425,844
    2.250%, 08/15/19.............................   9,271   9,410,788
AP Moeller -- Maersk A.S.
#   2.875%, 09/28/20.............................   3,000   2,937,360
Apache Corp.
    6.900%, 09/15/18.............................     200     217,794
Apple, Inc.
    1.000%, 05/03/18.............................     696     695,875
    2.100%, 05/06/19.............................  40,239  41,217,693
    2.000%, 05/06/20.............................   2,978   3,043,614
Applied Materials, Inc.
    2.625%, 10/01/20.............................   5,090   5,235,574
Arizona Public Service Co.
    8.750%, 03/01/19.............................   1,788   2,129,978
Asian Development Bank
    1.125%, 03/15/17.............................   4,151   4,162,540
    1.750%, 09/11/18.............................   7,409   7,541,621
    1.875%, 04/12/19.............................  17,884  18,262,068
Associated Banc-Corp
    2.750%, 11/15/19.............................     447     450,445
Assurant, Inc.
    2.500%, 03/15/18.............................   8,303   8,311,511
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................  16,256  16,613,209

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
AT&T, Inc.
    1.600%, 02/15/17............................. $ 4,151 $ 4,168,023
    5.500%, 02/01/18.............................   5,902   6,320,711
    5.800%, 02/15/19.............................   3,751   4,166,356
    2.300%, 03/11/19.............................     600     613,536
    4.600%, 02/15/21.............................   8,793   9,630,621
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................  40,154  40,660,382
Austria Government International Bond
    1.750%, 06/17/16.............................   2,490   2,493,601
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,554   3,535,839
    3.125%, 06/15/20.............................   9,337   9,450,062
Baker Hughes, Inc.
    7.500%, 11/15/18.............................     768     863,367
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  11,622  11,693,220
    1.375%, 03/19/18.............................  20,754  20,864,183
Bank of America Corp.
    3.750%, 07/12/16.............................   2,725   2,739,876
    2.000%, 01/11/18.............................   4,815   4,837,467
    2.650%, 04/01/19.............................   5,365   5,462,917
    2.625%, 10/19/20.............................   5,000   4,998,250
Bank of Montreal
    2.375%, 01/25/19.............................     273     278,657
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................   3,309   3,689,313
    2.150%, 02/24/20.............................  23,063  23,297,228
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................   1,788   1,803,193
    2.350%, 10/21/20.............................   1,315   1,336,086
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................  13,163  13,291,418
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     300     304,724
Barclays P.L.C.
    2.750%, 11/08/19.............................  26,424  26,434,120
Baxalta, Inc.
    2.875%, 06/23/20.............................   4,024   4,023,887
Bayer US Finance LLC
    2.375%, 10/08/19.............................   5,616   5,777,129
BB&T Corp.
    2.150%, 03/22/17.............................   4,774   4,815,362
    1.450%, 01/12/18.............................   1,640   1,641,565
    2.450%, 01/15/20.............................  13,289  13,612,175
Beam Suntory, Inc.
    1.750%, 06/15/18.............................  16,605  16,606,162
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   2,109   2,115,658
    6.375%, 08/01/19.............................   2,175   2,465,913
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................     258     260,060

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Berkshire Hathaway, Inc.
    2.100%, 08/14/19............................. $24,591 $25,223,751
    2.200%, 03/15/21.............................   5,000   5,134,115
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   9,566   9,602,246
Biogen, Inc.
    2.900%, 09/15/20.............................  19,046  19,735,103
BlackRock, Inc.
    5.000%, 12/10/19.............................   3,443   3,851,891
BNP Paribas SA
    1.250%, 12/12/16.............................  16,605  16,635,437
    2.450%, 03/17/19.............................   9,836  10,041,474
Boeing Capital Corp.
    2.900%, 08/15/18.............................   5,341   5,551,654
Boston Scientific Corp.
    2.850%, 05/15/20.............................   5,469   5,594,196
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   7,556   7,607,373
    1.846%, 05/05/17.............................   2,898   2,918,692
    4.750%, 03/10/19.............................     894     968,249
    2.315%, 02/13/20.............................  15,559  15,801,736
BPCE SA
    2.500%, 12/10/18.............................   2,250   2,291,742
    2.500%, 07/15/19.............................   4,024   4,084,618
    2.250%, 01/27/20.............................  18,309  18,433,336
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................  12,454  12,700,714
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   5,954   6,060,940
British Columbia, Province of Canada
    1.200%, 04/25/17.............................   8,303   8,331,488
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   3,155   3,155,502
Brown-Forman Corp.
    1.000%, 01/15/18.............................   5,745   5,724,967
Buckeye Partners L.P.
    2.650%, 11/15/18.............................   1,030   1,033,136
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   3,514   3,898,477
Canadian National Railway Co.
    1.450%, 12/15/16.............................     415     416,518
Canadian Pacific Railway Co.
    7.250%, 05/15/19.............................   2,576   2,954,958
Capital One Bank USA NA
    2.300%, 06/05/19.............................   4,471   4,461,074
Capital One Financial Corp.
    2.450%, 04/24/19.............................  11,883  12,018,656
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   9,758   9,794,602
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   5,330   5,482,321
CBS Corp.
    1.950%, 07/01/17.............................   2,211   2,223,054
    2.300%, 08/15/19.............................  14,110  14,300,979
    5.750%, 04/15/20.............................   1,341   1,529,030

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Celgene Corp.
    2.250%, 05/15/19............................. $ 2,683 $ 2,713,868
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................   7,558   7,836,119
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................     457     483,138
CF Industries, Inc.
    6.875%, 05/01/18.............................  10,594  11,544,081
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................   4,317   4,378,625
Chevron Corp.
    1.718%, 06/24/18.............................  31,067  31,382,081
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................   8,000   8,185,352
Cisco Systems, Inc.
    2.125%, 03/01/19.............................  24,144  24,764,525
    2.450%, 06/15/20.............................   1,788   1,856,829
    2.200%, 02/28/21.............................  21,000  21,441,168
Citigroup, Inc.
    2.500%, 09/26/18.............................  10,282  10,464,886
    2.550%, 04/08/19.............................   8,942   9,102,545
Citizens Bank NA
    2.450%, 12/04/19.............................   3,733   3,760,340
CNA Financial Corp.
    7.350%, 11/15/19.............................   7,117   8,212,925
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................   3,593   3,609,075
    1.875%, 10/27/20.............................  11,673  11,883,021
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.............................   4,591   4,811,689
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................   1,565   1,598,330
Comcast Corp.
    6.500%, 01/15/17.............................   9,319   9,679,804
    5.700%, 05/15/18.............................   5,811   6,350,458
Comerica, Inc.
    2.125%, 05/23/19.............................   2,057   2,051,857
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................  10,627  10,863,844
    2.250%, 03/13/19.............................   4,471   4,530,277
    2.300%, 09/06/19.............................  38,525  39,166,172
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................  17,064  17,159,951
ConocoPhillips
    6.000%, 01/15/20.............................   1,341   1,514,080
ConocoPhillips Co.
    1.050%, 12/15/17.............................  15,482  15,357,014
    1.500%, 05/15/18.............................   1,788   1,778,563
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  38,949  39,646,226
Corning, Inc.
    4.250%, 08/15/20.............................   2,850   3,082,474
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   3,214   3,227,974
    1.700%, 12/15/19.............................   2,973   3,025,616

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CR Bard, Inc.
    1.375%, 01/15/18............................. $ 3,217 $ 3,220,304
Crane Co.
    2.750%, 12/15/18.............................  13,057  13,290,342
Credit Suisse AG New York
    2.300%, 05/28/19.............................  22,132  22,403,803
    5.300%, 08/13/19.............................   3,130   3,454,534
CVS Health Corp.
    5.750%, 06/01/17.............................     250     262,583
    2.250%, 12/05/18.............................   7,442   7,612,831
    2.250%, 08/12/19.............................   5,370   5,501,339
Daimler Finance North America LLC
    1.650%, 03/02/18.............................  12,161  12,178,415
    2.250%, 03/02/20.............................   9,750   9,829,804
Danaher Corp.
    1.650%, 09/15/18.............................   3,666   3,719,879
Danske Bank A.S.
#   2.750%, 09/17/20.............................  15,822  16,088,522
Deutsche Bank AG
    6.000%, 09/01/17.............................  10,004  10,521,907
    2.500%, 02/13/19.............................   8,942   8,988,588
    2.500%, 02/13/19.............................   1,650   1,658,478
    2.950%, 08/20/20.............................   1,162   1,165,369
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................   6,741   7,602,021
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................   6,890   6,962,993
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................     535     538,031
Discovery Communications LLC
    5.050%, 06/01/20.............................   5,000   5,463,265
Dollar General Corp.
    1.875%, 04/15/18.............................  10,692  10,787,148
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................   5,000   5,109,100
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   9,659   9,687,195
    2.500%, 12/01/19.............................   7,881   8,018,468
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................   7,657   8,338,726
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     939     958,582
    2.000%, 01/15/20.............................     747     746,668
DTE Energy Co.
    2.400%, 12/01/19.............................  18,342  18,619,056
Duke Energy Corp.
    1.625%, 08/15/17.............................   6,216   6,231,273
    2.100%, 06/15/18.............................   1,356   1,369,602
    5.050%, 09/15/19.............................     586     640,303
Eastman Chemical Co.
    2.400%, 06/01/17.............................   5,172   5,223,942
    2.700%, 01/15/20.............................   3,756   3,837,449
eBay, Inc.
    1.350%, 07/15/17.............................   1,424   1,423,251
    2.200%, 08/01/19.............................   4,918   4,955,018

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Ecolab, Inc.
    3.000%, 12/08/16............................. $   537 $   543,426
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   8,215   9,036,952
    4.625%, 01/15/20.............................   1,289   1,418,836
Electricite de France SA
    2.350%, 10/13/20.............................   1,500   1,518,217
EMC Corp.
    1.875%, 06/01/18.............................  30,140  29,807,917
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................   1,788   1,960,086
EOG Resources, Inc.
    5.875%, 09/15/17.............................   8,178   8,659,872
ERAC USA Finance LLC
    2.350%, 10/15/19.............................   7,283   7,348,838
European Investment Bank
    4.875%, 01/17/17.............................   4,151   4,269,137
    1.625%, 06/15/17.............................   3,321   3,349,461
    1.125%, 09/15/17.............................   2,490   2,497,545
    1.875%, 03/15/19.............................   4,471   4,563,018
    2.875%, 09/15/20.............................   9,000   9,540,549
    2.000%, 03/15/21.............................   5,000   5,116,990
Eversource Energy
    2.500%, 03/15/21.............................   5,500   5,608,894
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   7,064   7,170,002
Export Development Canada
    1.250%, 10/26/16.............................   9,135   9,159,573
Express Scripts Holding Co.
    2.250%, 06/15/19.............................  10,333  10,452,470
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  10,307  10,370,914
    1.819%, 03/15/19.............................  23,798  24,158,207
    2.222%, 03/01/21.............................   9,000   9,166,644
FedEx Corp.
    2.300%, 02/01/20.............................   5,340   5,443,756
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................   9,000   9,421,353
Fifth Third Bancorp
    2.300%, 03/01/19.............................   9,810   9,863,553
Fifth Third Bank
    1.450%, 02/28/18.............................   2,683   2,679,713
Fiserv, Inc.
    2.700%, 06/01/20.............................   4,460   4,573,155
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  20,755  20,730,654
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................  17,685  18,796,325
    2.459%, 03/27/20.............................   5,365   5,399,921
    3.157%, 08/04/20.............................  11,533  11,812,618
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................   6,500   6,609,694
GATX Corp.
    2.500%, 03/15/19.............................   6,703   6,654,524

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
GE Capital International Funding Co. Unlimited
 Co.
    2.342%, 11/15/20............................. $24,000 $24,567,216
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   1,967   2,000,514
    2.050%, 04/01/19.............................   1,498   1,529,966
    2.550%, 09/01/20.............................   2,000   2,077,148
    4.500%, 04/01/21.............................   1,198   1,334,312
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................  16,491  16,600,319
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................     827     878,147
    2.550%, 10/23/19.............................   6,000   6,092,544
    2.750%, 09/15/20.............................  10,000  10,149,010
Halliburton Co.
    1.000%, 08/01/16.............................   2,762   2,762,563
#   2.700%, 11/15/20.............................   1,000   1,013,369
Harley-Davidson Financial Services, Inc.
    2.150%, 02/26/20.............................  21,047  21,212,429
Harris Corp.
    2.700%, 04/27/20.............................   4,247   4,258,964
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................   5,100   5,690,361
Heineken NV
    1.400%, 10/01/17.............................   1,775   1,781,859
Hershey Co. (The)
    1.500%, 11/01/16.............................     151     151,693
    1.600%, 08/21/18.............................  12,161  12,327,460
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................   5,000   5,179,490
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................  18,484  18,911,701
HSBC USA, Inc.
    1.625%, 01/16/18.............................  13,118  13,115,127
    2.375%, 11/13/19.............................   2,683   2,717,380
    2.350%, 03/05/20.............................   8,942   9,020,824
Humana, Inc.
    2.625%, 10/01/19.............................   3,845   3,929,163
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................  22,992  23,308,393
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19.............................   6,662   7,338,186
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................   2,651   2,684,360
Imperial Brands Finance P.L.C.
    2.950%, 07/21/20.............................   3,577   3,686,288
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,236   2,527,259
ING Bank NV
##  2.500%, 10/01/19.............................   1,025   1,040,064
    2.750%, 03/22/21.............................   6,000   6,143,862
Integrys Holding, Inc.
    4.170%, 11/01/20.............................   1,000   1,076,329
Intel Corp.
    2.450%, 07/29/20.............................  12,471  12,895,101

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Inter-American Development Bank
    1.125%, 03/15/17............................. $   680 $   682,310
    0.875%, 03/15/18.............................   8,303   8,299,056
    1.875%, 06/16/20.............................   3,000   3,055,077
    2.125%, 11/09/20.............................  25,000  25,725,850
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................  14,221  14,561,024
International Bank for Reconstruction &
 Development
    0.875%, 04/17/17.............................   8,845   8,863,778
International Business Machines Corp.
#   1.950%, 02/12/19.............................  10,697  10,916,310
    1.875%, 05/15/19.............................   4,511   4,579,612
International Finance Corp.
    0.875%, 06/15/18.............................   2,490   2,484,402
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,797   1,843,357
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................   4,151   4,175,644
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................   6,886   7,023,135
    2.125%, 03/06/19.............................   4,472   4,521,246
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,557   1,618,452
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................   7,945   8,890,026
John Deere Capital Corp.
    2.000%, 01/13/17.............................   4,180   4,213,641
    2.050%, 03/10/20.............................  29,509  29,911,709
Johnson & Johnson
    1.650%, 03/01/21.............................   5,000   5,038,505
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,524   3,556,544
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................   7,280   7,310,678
    2.000%, 08/15/17.............................   1,453   1,467,056
    6.300%, 04/23/19.............................   1,964   2,213,988
    2.250%, 01/23/20.............................   6,729   6,774,744
    2.550%, 10/29/20.............................  11,000  11,149,501
Kellogg Co.
    1.875%, 11/17/16.............................   1,305   1,312,743
    1.750%, 05/17/17.............................   1,645   1,661,470
KeyBank NA
    1.650%, 02/01/18.............................   2,000   2,002,568
    2.500%, 12/15/19.............................   4,467   4,529,391
KeyCorp
    2.900%, 09/15/20.............................   6,259   6,400,422
KFW
    4.875%, 01/17/17.............................   4,151   4,268,066
    1.250%, 02/15/17.............................  10,398  10,429,880
    0.875%, 09/05/17.............................   4,151   4,152,038
    1.875%, 04/01/19.............................   6,259   6,392,749
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   4,203   4,285,169

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
KLA-Tencor Corp.
    3.375%, 11/01/19............................. $ 3,586 $ 3,636,871
Kommunalbanken A.S.
    1.000%, 09/26/17.............................   3,322   3,322,671
    1.000%, 03/15/18.............................  24,908  24,874,324
    1.750%, 05/28/19.............................  17,884  18,121,553
Kommunekredit
    1.125%, 03/15/18.............................   8,303   8,315,239
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  20,606  20,607,545
    2.000%, 11/12/19.............................   4,471   4,564,757
Kroger Co. (The)
    2.300%, 01/15/19.............................  13,672  13,945,823
L-3 Communications Corp.
    4.750%, 07/15/20.............................   4,650   4,979,713
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................  18,949  19,070,463
    2.625%, 02/01/20.............................   7,623   7,699,550
Lam Research Corp.
    2.750%, 03/15/20.............................   8,942   8,964,221
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................   6,476   6,496,658
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................  10,461  10,457,129
Legg Mason, Inc.
    2.700%, 07/15/19.............................   9,258   9,352,098
Lincoln National Corp.
    6.250%, 02/15/20.............................   3,215   3,612,564
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   5,049   5,183,813
    1.750%, 03/16/18.............................   8,692   8,684,229
    2.700%, 08/17/20.............................   1,600   1,632,226
Lockheed Martin Corp.
    2.500%, 11/23/20.............................   7,500   7,711,905
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   7,601   8,202,437
Macquarie Group, Ltd.
    3.000%, 12/03/18.............................  17,235  17,686,281
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................     500     514,122
Manitoba, Province of Canada
    2.050%, 11/30/20.............................   3,800   3,869,772
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................   4,030   4,083,015
    2.100%, 02/06/20.............................  31,557  31,560,755
Marriott International, Inc.
    3.000%, 03/01/19.............................   4,860   4,981,116
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................   6,338   6,397,203
    2.350%, 09/10/19.............................   4,471   4,503,625
    2.350%, 03/06/20.............................   1,000   1,012,149
MasterCard, Inc.
    2.000%, 04/01/19.............................  32,504  33,227,344

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Mattel, Inc.
    1.700%, 03/15/18............................. $ 4,887 $ 4,874,802
    2.350%, 05/06/19.............................  20,051  20,356,818
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   5,464   5,522,050
McDonald's Corp.
    5.350%, 03/01/18.............................   3,314   3,565,387
    3.500%, 07/15/20.............................   5,678   6,059,329
McKesson Corp.
    1.400%, 03/15/18.............................   9,031   9,035,732
Medtronic, Inc.
    2.500%, 03/15/20.............................   5,195   5,367,635
MetLife, Inc.
    7.717%, 02/15/19.............................   5,724   6,629,508
Microsoft Corp.
    1.625%, 12/06/18.............................   8,227   8,388,200
    1.850%, 02/12/20.............................  21,640  22,096,041
Mizuho Bank, Ltd.
    2.450%, 04/16/19.............................   5,052   5,116,893
#   2.700%, 10/20/20.............................  11,960  12,175,830
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................     818     822,809
Mondelez International, Inc.
    2.250%, 02/01/19.............................   1,162   1,182,271
    5.375%, 02/10/20.............................   1,431   1,625,019
Monsanto Co.
    1.850%, 11/15/18.............................  25,011  25,294,425
    2.125%, 07/15/19.............................   2,236   2,267,351
Morgan Stanley
    4.750%, 03/22/17.............................  18,527  19,098,743
    7.300%, 05/13/19.............................   5,365   6,178,500
MUFG Union Bank NA
    3.000%, 06/06/16.............................  15,247  15,277,479
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  16,604  16,615,075
    1.125%, 04/17/18.............................  20,755  20,765,938
Mylan NV
##  3.750%, 12/15/20.............................   6,065   6,274,012
Mylan, Inc.
    2.550%, 03/28/19.............................  11,964  11,984,458
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................  15,626  15,813,449
Nationwide Building Society
    2.350%, 01/21/20.............................     480     483,419
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16.............................   4,982   4,991,565
    1.875%, 03/13/19.............................  53,652  54,573,688
NetApp, Inc.
    2.000%, 12/15/17.............................   8,303   8,302,394
Newell Brands, Inc.
    6.250%, 04/15/18.............................  10,793  11,628,378
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   9,378   9,492,111
NiSource Finance Corp.
    6.400%, 03/15/18.............................     992   1,075,392

                                                             Face
                                                            Amount    Value+
                                                            ------    ------
                                                            (000)
Nissan Motor Acceptance Corp.
              2.550%, 03/08/21............................. $16,249 $16,629,438
Nomura Holdings, Inc.
              2.750%, 03/19/19.............................  17,884  18,148,683
Nordea Bank AB
              1.625%, 05/15/18.............................   1,923   1,927,267
              2.375%, 04/04/19.............................  15,005  15,272,554
Nordic Investment Bank
#             0.750%, 01/17/18.............................   9,133   9,104,195
              1.875%, 06/14/19.............................   9,471   9,687,242
Nordstrom, Inc.
              4.750%, 05/01/20.............................  13,135  14,181,216
Northrop Grumman Corp.
              1.750%, 06/01/18.............................  16,915  17,026,250
NRW Bank
              1.875%, 07/01/19.............................  17,884  18,138,400
Nucor Corp.
              5.750%, 12/01/17.............................   1,992   2,113,930
Oesterreichische Kontrollbank AG
              2.000%, 06/03/16.............................   3,155   3,158,351
              1.125%, 05/29/18.............................  16,605  16,629,011
Omnicom Group, Inc.
              4.450%, 08/15/20.............................     550     602,912
ONE Gas, Inc.
              2.070%, 02/01/19.............................   4,199   4,250,232
ONEOK Partners L.P.
              6.150%, 10/01/16.............................   9,699   9,840,450
Ontario, Province of Canada
              1.650%, 09/27/19.............................   4,471   4,490,212
Oracle Corp.
              1.200%, 10/15/17.............................   4,234   4,249,365
PACCAR Financial Corp.
              1.600%, 03/15/17.............................     377     379,633
              1.750%, 08/14/18.............................  10,015  10,064,063
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##            2.500%, 06/15/19.............................   5,000   4,993,495
              3.050%, 01/09/20.............................     828     831,233
PepsiCo, Inc.
              5.000%, 06/01/18.............................   5,577   6,034,610
              4.500%, 01/15/20.............................   1,745   1,936,931
Pernod Ricard SA
              5.750%, 04/07/21.............................     620     705,280
Perrigo Finance P.L.C.
              3.500%, 03/15/21.............................  12,000  12,278,628
Petro-Canada
              6.050%, 05/15/18.............................   4,982   5,327,372
Pfizer, Inc.
              2.100%, 05/15/19.............................   8,942   9,187,020
PG&E Corp.
              2.400%, 03/01/19.............................   1,462   1,488,334
Philip Morris International, Inc.
              1.625%, 03/20/17.............................   1,851   1,865,029
PNC Bank NA
              2.400%, 10/18/19.............................   7,154   7,317,419
              2.300%, 06/01/20.............................   1,200   1,215,500
              2.600%, 07/21/20.............................   5,365   5,501,250

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17............................. $ 1,433 $ 1,471,820
Praxair, Inc.
    1.250%, 11/07/18.............................   3,908   3,912,635
Progress Energy, Inc.
    4.875%, 12/01/19.............................   4,672   5,119,676
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   4,472   4,475,533
    2.350%, 08/15/19.............................  13,413  13,597,268
    5.375%, 06/21/20.............................   1,700   1,900,223
PSEG Power LLC
    2.450%, 11/15/18.............................   6,831   6,850,154
    5.125%, 04/15/20.............................  11,108  12,029,820
Puget Energy, Inc.
    6.500%, 12/15/20.............................   3,363   3,904,191
QUALCOMM, Inc.
#   2.250%, 05/20/20.............................   4,592   4,708,246
Quebec, Province of Canada
    3.500%, 07/29/20.............................  33,000  35,478,960
Qwest Corp.
    6.500%, 06/01/17.............................     830     868,578
Raytheon Co.
    6.750%, 03/15/18.............................   3,402   3,757,356
    3.125%, 10/15/20.............................   3,000   3,189,228
Regions Financial Corp.
    2.000%, 05/15/18.............................   2,300   2,296,959
    3.200%, 02/08/21.............................  10,500  10,587,958
Republic Services, Inc.
    3.800%, 05/15/18.............................   4,507   4,717,044
    5.500%, 09/15/19.............................   5,333   5,899,663
Reynolds American, Inc.
    2.300%, 08/21/17.............................  11,046  11,184,605
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,565   1,583,868
Ryder System, Inc.
    2.500%, 03/01/18.............................   2,902   2,940,364
    2.650%, 03/02/20.............................   7,000   7,040,726
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.............................  15,000  15,097,890
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................  19,864  20,179,579
Sempra Energy
    6.500%, 06/01/16.............................  10,682  10,726,106
    2.850%, 11/15/20.............................   5,400   5,529,114
Shell International Finance BV
    2.000%, 11/15/18.............................  20,679  21,055,854
    4.300%, 09/22/19.............................   4,471   4,856,110
Societe Generale SA
    2.750%, 10/12/17.............................   6,642   6,762,884
    2.625%, 09/16/20.............................  17,000  17,362,168
Solvay Finance America LLC
##  3.400%, 12/03/20.............................  10,000  10,350,800
Southern Co. (The)
    2.750%, 06/15/20.............................   9,683   9,933,189

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Southwest Airlines Co.
    2.750%, 11/06/19............................. $17,072 $17,545,628
    2.650%, 11/05/20.............................   4,500   4,574,394
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   2,490   2,549,949
Starbucks Corp.
    2.000%, 12/05/18.............................   8,413   8,615,257
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   4,264   4,653,960
State Street Corp.
    2.550%, 08/18/20.............................  14,052  14,475,316
Statoil ASA
    1.200%, 01/17/18.............................   1,955   1,951,180
    1.150%, 05/15/18.............................  11,682  11,623,345
    1.950%, 11/08/18.............................   8,303   8,398,103
Stryker Corp.
    2.625%, 03/15/21.............................   6,121   6,287,369
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................  13,616  13,819,260
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................   4,000   4,084,308
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   8,348   8,489,515
    2.900%, 03/03/21.............................   5,000   5,085,995
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   9,836   9,994,074
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................  27,669  28,397,331
    2.250%, 06/17/19.............................   8,942   9,092,172
Symantec Corp.
    2.750%, 06/15/17.............................   4,151   4,193,091
    4.200%, 09/15/20.............................   6,000   6,246,984
Sysco Corp.
    2.600%, 10/01/20.............................  16,190  16,553,093
Target Corp.
    2.300%, 06/26/19.............................  13,504  13,956,208
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   1,788   1,991,877
Tech Data Corp.
    3.750%, 09/21/17.............................   4,151   4,200,717
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................     950     978,170
    5.877%, 07/15/19.............................   1,000   1,117,243
    5.134%, 04/27/20.............................  10,180  11,259,752
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................   7,734   7,767,395
#   2.400%, 02/01/19.............................   8,455   8,569,920
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   5,024   5,017,218
    1.650%, 09/29/17.............................     800     801,253
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   9,568   9,758,671
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,180   1,287,511

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Time Warner, Inc.
#   4.700%, 01/15/21............................. $ 7,900 $ 8,769,047
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   4,879   4,892,325
    2.625%, 09/10/18.............................   8,303   8,521,684
    2.125%, 07/02/19.............................  31,297  31,734,595
    2.500%, 12/14/20.............................  10,000  10,205,560
Total Capital International SA
    2.125%, 01/10/19.............................   9,066   9,217,602
    2.100%, 06/19/19.............................  27,483  27,941,774
Total System Services, Inc.
    2.375%, 06/01/18.............................   4,011   4,013,150
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................  24,526  25,029,764
    2.125%, 07/18/19.............................  16,055  16,425,036
    1.900%, 04/08/21.............................   9,196   9,203,118
Tyson Foods, Inc.
    2.650%, 08/15/19.............................  19,752  20,274,638
UBS AG
    2.375%, 08/14/19.............................   3,278   3,334,782
    2.350%, 03/26/20.............................   8,079   8,194,796
Unilever Capital Corp.
    2.200%, 03/06/19.............................   1,162   1,194,782
Union Pacific Corp.
    2.250%, 02/15/19.............................   3,689   3,786,205
    1.800%, 02/01/20.............................   7,154   7,224,460
United Technologies Corp.
    1.800%, 06/01/17.............................   3,565   3,597,310
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,431   1,508,947
    1.400%, 10/15/17.............................   5,147   5,171,253
    2.300%, 12/15/19.............................   8,191   8,417,956
US Bancorp
    2.200%, 04/25/19.............................  13,413  13,714,336
US Bank NA
    2.125%, 10/28/19.............................  14,432  14,691,213
Valero Energy Corp.
    6.125%, 06/15/17.............................   2,909   3,041,211
    9.375%, 03/15/19.............................   5,009   5,959,247
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   9,836  10,358,154
    2.550%, 06/17/19.............................   2,683   2,765,907
Viacom, Inc.
    2.500%, 12/15/16.............................   5,642   5,670,470
    2.750%, 12/15/19.............................   7,725   7,801,539
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................   1,732   1,909,675
Volkswagen Group of America Finance LLC
    2.125%, 05/23/19.............................   7,431   7,395,131
    2.400%, 05/22/20.............................   5,911   5,858,404

                                                       Face
                                                      Amount       Value+
                                                      ------       ------
                                                      (000)
Walgreen Co.
      5.250%, 01/15/19............................. $      610 $      660,917
Walt Disney Co. (The)
      1.125%, 02/15/17.............................      1,017      1,020,140
      2.150%, 09/17/20.............................      8,942      9,152,182
Waste Management, Inc.
      2.600%, 09/01/16.............................      2,497      2,510,579
WEC Energy Group, Inc.
      2.450%, 06/15/20.............................     14,176     14,514,977
Wells Fargo & Co.
      2.100%, 05/08/17.............................      6,407      6,474,812
      2.125%, 04/22/19.............................     13,413     13,647,258
      2.600%, 07/22/20.............................      8,000      8,199,312
Western Union Co. (The)
      5.930%, 10/01/16.............................      6,570      6,700,441
Westpac Banking Corp.
      4.875%, 11/19/19.............................      2,853      3,155,210
Whirlpool Corp.
      7.750%, 07/15/16.............................      4,151      4,207,171
Wm Wrigley Jr Co.
      2.900%, 10/21/19.............................      1,484      1,533,928
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................      8,626      8,634,799
Xcel Energy, Inc.
      2.400%, 03/15/21.............................      4,070      4,132,857
Xerox Corp.
      2.750%, 03/15/19.............................     17,578     17,530,065
      5.625%, 12/15/19.............................      5,365      5,678,595
      2.800%, 05/15/20.............................      2,000      1,922,896
Xilinx, Inc.
      2.125%, 03/15/19.............................      5,969      6,019,396
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................      4,632      4,724,112
Zoetis, Inc.
      3.450%, 11/13/20.............................     12,400     12,795,076
                                                               --------------
TOTAL BONDS........................................             4,013,982,185
                                                               --------------

U.S. TREASURY OBLIGATIONS -- (0.1%)
U.S. Treasury Notes
      2.125%, 01/31/21.............................      5,000      5,194,725
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             4,121,308,739
                                                               --------------

                                                      Shares
                                                      ------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund...............  2,780,110     32,165,875
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,110,632,394)............................             $4,153,474,614
                                                               ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $  102,131,829   --    $  102,131,829
  Bonds.........................   --     4,013,982,185   --     4,013,982,185
  U.S. Treasury Obligations.....   --         5,194,725   --         5,194,725
  Securities Lending Collateral.   --        32,165,875   --        32,165,875
                                   --    --------------   --    --------------
  TOTAL.........................   --    $4,153,474,614   --    $4,153,474,614
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
AGENCY OBLIGATIONS -- (4.9%)
Federal Farm Credit Bank
    4.800%, 02/13/23............................. $   317 $   376,267
    2.630%, 08/03/26.............................   3,173   3,257,649
    5.770%, 01/05/27.............................   1,058   1,388,799
Federal Home Loan Bank
    5.750%, 06/12/26.............................   1,260   1,648,574
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29.............................   8,814  13,041,018
Federal National Mortgage Association
    6.250%, 05/15/29.............................  17,628  25,079,091
    7.125%, 01/15/30.............................   3,526   5,395,513
    6.625%, 11/15/30.............................   2,000   2,958,380
Tennessee Valley Authority
    6.750%, 11/01/25.............................   3,596   4,910,446
    7.125%, 05/01/30.............................   1,685   2,487,070
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          60,542,807
                                                          -----------

BONDS -- (90.5%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   2,468   2,643,063
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................   1,921   1,975,199
Abbey National Treasury Services P.L.C.
    4.000%, 03/13/24.............................   3,779   4,062,036
Abbott Laboratories
    2.550%, 03/15/22.............................     344     344,062
    2.950%, 03/15/25.............................   6,870   6,738,762
AbbVie, Inc.
    2.900%, 11/06/22.............................   1,542   1,574,865
    3.600%, 05/14/25.............................   1,500   1,573,471
ACE INA Holdings, Inc.
    2.700%, 03/13/23.............................   2,820   2,843,429
Actavis, Inc.
    3.250%, 10/01/22.............................   4,165   4,215,742
Adobe Systems, Inc.
    3.250%, 02/01/25.............................   1,058   1,094,307
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   1,410   1,504,820
    4.500%, 12/01/23.............................   1,500   1,589,952
Aetna, Inc.
    2.750%, 11/15/22.............................   4,583   4,628,857
    3.500%, 11/15/24.............................   2,953   3,054,120
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................   1,410   1,380,697
Aflac, Inc.
    3.625%, 06/15/23.............................   2,115   2,241,435
    3.625%, 11/15/24.............................   1,099   1,175,021
    3.250%, 03/17/25.............................   6,064   6,214,187

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Ahold Finance USA LLC
    6.875%, 05/01/29............................. $  388 $  500,995
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................    538    545,564
Alabama Power Co.
    2.800%, 04/01/25.............................  1,410  1,436,835
Albemarle Corp.
    4.150%, 12/01/24.............................  1,335  1,344,512
Allstate Corp. (The)
    3.150%, 06/15/23.............................  2,468  2,563,250
Altera Corp.
    4.100%, 11/15/23.............................    821    919,210
Amazon.com, Inc.
    3.800%, 12/05/24.............................  2,679  2,950,308
American Express Co.
    2.650%, 12/02/22.............................    353    352,641
American International Group, Inc.
    4.875%, 06/01/22.............................  1,058  1,160,930
    4.125%, 02/15/24.............................  3,763  3,954,744
    3.750%, 07/10/25.............................  2,000  2,025,572
American Water Capital Corp.
    3.850%, 03/01/24.............................  1,166  1,272,858
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................    705    751,384
    3.700%, 10/15/24.............................  7,090  7,396,749
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................    673    696,402
Amgen, Inc.
    3.625%, 05/22/24.............................  3,526  3,764,252
    3.125%, 05/01/25.............................  2,763  2,834,424
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................    141    142,120
Anheuser-Busch InBev Worldwide, Inc.
    2.500%, 07/15/22.............................  2,820  2,840,532
Anthem, Inc.
    3.500%, 08/15/24.............................  1,491  1,529,168
Aon P.L.C.
    4.000%, 11/27/23.............................  2,203  2,276,992
    3.500%, 06/14/24.............................  4,331  4,368,156
Apache Corp.
    3.250%, 04/15/22.............................  1,763  1,755,916
    2.625%, 01/15/23.............................    871    829,247
Apple, Inc.
    2.400%, 05/03/23.............................  4,231  4,252,976
    3.450%, 05/06/24.............................  8,814  9,408,240
    2.500%, 02/09/25.............................  1,763  1,755,807
Arizona Public Service Co.
    3.150%, 05/15/25.............................  3,349  3,472,484
Assurant, Inc.
    4.000%, 03/15/23.............................  3,526  3,541,610
AstraZeneca P.L.C.
    3.375%, 11/16/25.............................    300    312,421

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AT&T, Inc.
    3.000%, 02/15/22............................. $2,151 $2,199,780
    3.800%, 03/15/22.............................  2,785  2,950,791
    3.400%, 05/15/25.............................  3,882  3,944,089
Autodesk, Inc.
    3.600%, 12/15/22.............................    705    707,421
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................  5,000  5,369,625
AutoZone, Inc.
    2.875%, 01/15/23.............................  2,087  2,061,706
Avnet, Inc.
    4.625%, 04/15/26.............................  5,850  6,022,862
Baker Hughes, Inc.
    3.200%, 08/15/21.............................    353    364,011
Baltimore Gas & Electric Co.
#   2.800%, 08/15/22.............................  1,773  1,811,089
Bank of America Corp.
    3.300%, 01/11/23.............................  2,468  2,511,039
    4.000%, 04/01/24.............................  5,993  6,292,566
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................  6,797  7,301,208
    3.000%, 02/24/25.............................  1,410  1,445,457
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    3.250%, 09/08/24.............................  1,763  1,797,400
Barclays P.L.C.
    3.650%, 03/16/25.............................  6,080  5,835,037
    4.375%, 01/12/26.............................  2,500  2,519,067
Bayer U.S. Finance LLC
    3.375%, 10/08/24.............................  6,831  7,258,327
Beam Suntory, Inc.
    3.250%, 06/15/23.............................  2,195  2,211,719
Becton Dickinson and Co.
    3.734%, 12/15/24.............................  1,363  1,450,206
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24.............................    700    719,959
Bemis Co., Inc.
    4.500%, 10/15/21.............................    353    380,789
Berkshire Hathaway Finance Corp.
    3.000%, 05/15/22.............................  1,263  1,333,771
Berkshire Hathaway, Inc.
    3.000%, 02/11/23.............................  2,468  2,579,433
    3.125%, 03/15/26.............................  8,140  8,471,949
Biogen, Inc.
    4.050%, 09/15/25.............................  5,000  5,358,095
BMW US Capital LLC
    2.800%, 04/11/26.............................  1,500  1,522,872
BNP Paribas SA
    3.250%, 03/03/23.............................  1,058  1,097,031
Boeing Co. (The)
    2.500%, 03/01/25.............................  3,526  3,598,272
Boston Scientific Corp.
    4.125%, 10/01/23.............................    811    867,729
BP Capital Markets P.L.C.
    2.500%, 11/06/22.............................  1,234  1,226,858
    3.535%, 11/04/24.............................  1,234  1,286,307

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
BPCE SA
#   4.000%, 04/15/24............................. $7,164 $7,636,616
British Columbia, Province of Canada
    6.500%, 01/15/26.............................  4,363  5,846,110
Brown & Brown, Inc.
    4.200%, 09/15/24.............................  5,261  5,325,810
Brown-Forman Corp.
    2.250%, 01/15/23.............................    264    262,071
Buckeye Partners L.P.
    4.150%, 07/01/23.............................  1,058  1,014,532
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................  2,357  2,444,815
    7.000%, 12/15/25.............................    472    629,861
Campbell Soup Co.
    2.500%, 08/02/22.............................  1,226  1,225,364
    3.300%, 03/19/25.............................  4,229  4,401,065
Canadian Natural Resources, Ltd.
#   3.800%, 04/15/24.............................  1,363  1,288,793
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................  1,666  1,651,328
    3.700%, 02/01/26.............................  2,115  2,208,680
Capital One Financial Corp.
    4.750%, 07/15/21.............................  2,256  2,484,492
    3.750%, 04/24/24.............................  1,939  2,002,613
Cardinal Health, Inc.
    3.200%, 06/15/22.............................  2,115  2,212,550
Caterpillar, Inc.
    2.600%, 06/26/22.............................  1,939  1,957,927
CBS Corp.
    3.375%, 03/01/22.............................  1,907  1,991,863
    3.500%, 01/15/25.............................  1,058  1,091,126
Celgene Corp.
    4.000%, 08/15/23.............................  2,627  2,818,592
    3.625%, 05/15/24.............................  1,763  1,835,941
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................  1,058  1,126,582
CF Industries, Inc.
    3.450%, 06/01/23.............................  3,265  3,209,244
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................  4,689  4,765,192
Chevron Corp.
    2.355%, 12/05/22.............................  3,526  3,540,964
    3.191%, 06/24/23.............................  8,686  9,095,649
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................  2,820  2,977,294
Cigna Corp.
    4.000%, 02/15/22.............................  2,248  2,407,107
Cisco Systems, Inc.
    3.625%, 03/04/24.............................  1,058  1,167,809
Citigroup, Inc.
    4.500%, 01/14/22.............................    811    886,344
    3.750%, 06/16/24.............................  1,410  1,467,838
    3.300%, 04/27/25.............................  4,231  4,253,949
Clorox Co. (The)
    3.500%, 12/15/24.............................  1,763  1,865,894

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CME Group, Inc.
    3.000%, 03/15/25............................. $  471 $  479,165
CMS Energy Corp.
    3.875%, 03/01/24.............................    705    754,708
    3.600%, 11/15/25.............................    800    838,210
CNA Financial Corp.
    5.750%, 08/15/21.............................  2,849  3,210,954
    4.500%, 03/01/26.............................  2,830  2,917,600
Coach, Inc.
    4.250%, 04/01/25.............................  7,534  7,630,021
Coca-Cola Co. (The)
    3.200%, 11/01/23.............................  7,115  7,674,865
Colgate-Palmolive Co.
    1.950%, 02/01/23.............................  1,058  1,070,709
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................  1,629  2,307,821
Comcast Corp.
    3.375%, 08/15/25.............................  1,234  1,316,935
Computer Sciences Corp.
    4.450%, 09/15/22.............................  1,763  1,845,110
ConAgra Foods, Inc.
    3.200%, 01/25/23.............................  2,558  2,582,518
ConocoPhillips Co.
    2.400%, 12/15/22.............................  1,058  1,026,691
#   3.350%, 11/15/24.............................  2,468  2,471,924
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................    705    737,630
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................  4,532  4,878,136
Corning, Inc.
    3.700%, 11/15/23.............................  1,493  1,530,380
Cox Communications, Inc.
    3.850%, 02/01/25.............................  3,741  3,636,173
Credit Agricole SA
    3.875%, 04/15/24.............................  4,678  5,022,610
Credit Suisse New York
    3.625%, 09/09/24.............................  4,299  4,456,356
CVS Health Corp.
    3.375%, 08/12/24.............................  5,243  5,506,943
    3.875%, 07/20/25.............................  1,875  2,022,825
Cytec Industries, Inc.
    3.500%, 04/01/23.............................  2,115  2,066,175
Daimler Finance North America LLC
    3.250%, 08/01/24.............................  1,128  1,150,392
    8.500%, 01/18/31.............................  1,088  1,720,387
Deutsche Bank AG
    3.700%, 05/30/24.............................  5,781  5,780,595
Diageo Investment Corp.
    2.875%, 05/11/22.............................    617    644,416
Discovery Communications LLC
    3.300%, 05/15/22.............................    776    771,066
    3.250%, 04/01/23.............................    353    342,757
    3.450%, 03/15/25.............................  1,763  1,714,413
    4.900%, 03/11/26.............................  4,000  4,214,404

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
Dollar General Corp.
    3.250%, 04/15/23............................. $ 3,710 $ 3,737,406
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................   1,763   1,813,231
Dominion Resources, Inc.
    3.625%, 12/01/24.............................     705     726,215
Dover Corp.
    3.150%, 11/15/25.............................   2,100   2,189,357
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................     353     363,766
#   3.500%, 10/01/24.............................   4,106   4,277,955
DTE Energy Co.
    3.850%, 12/01/23.............................     529     561,762
Duke Energy Corp.
    3.050%, 08/15/22.............................   1,348   1,384,343
    3.750%, 04/15/24.............................   2,468   2,629,829
Eastman Chemical Co.
    3.600%, 08/15/22.............................     335     351,039
Eaton Corp.
    2.750%, 11/02/22.............................     881     891,189
eBay, Inc.
    2.600%, 07/15/22.............................   1,481   1,444,418
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.............................     914     924,673
Electricite de France SA
    3.625%, 10/13/25.............................   2,000   2,069,216
EMC Corp.
#   3.375%, 06/01/23.............................   1,431   1,192,584
EMD Finance LLC
    2.950%, 03/19/22.............................   2,820   2,881,735
Emerson Electric Co.
    3.150%, 06/01/25.............................   2,926   3,041,363
Enbridge, Inc.
    4.000%, 10/01/23.............................   2,068   2,016,933
    3.500%, 06/10/24.............................     705     658,726
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................   1,146   1,193,674
EOG Resources, Inc.
    3.150%, 04/01/25.............................     978     974,289
ERAC USA Finance LLC
    3.850%, 11/15/24.............................   1,058   1,119,749
European Investment Bank
    3.250%, 01/29/24.............................   1,763   1,938,154
Eversource Energy
    2.800%, 05/01/23.............................   3,454   3,469,439
Exelon Corp.
    3.400%, 04/15/26.............................   2,000   2,038,240
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................   1,763   1,857,379
Express Scripts Holding Co.
    3.900%, 02/15/22.............................   2,627   2,763,102
    3.500%, 06/15/24.............................   4,596   4,667,321
Exxon Mobil Corp.
    3.176%, 03/15/24.............................  12,692  13,407,918
FedEx Corp.
    2.625%, 08/01/22.............................   2,292   2,317,719
    4.000%, 01/15/24.............................   1,410   1,548,038
    3.200%, 02/01/25.............................   2,062   2,129,219

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Fidelity National Information Services, Inc.
    5.000%, 10/15/25............................. $1,000 $1,103,521
Fifth Third Bancorp
    3.500%, 03/15/22.............................  2,644  2,753,253
FMC Technologies, Inc.
    3.450%, 10/01/22.............................  3,041  2,787,587
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................  4,583  4,950,557
Gap, Inc. (The)
    5.950%, 04/12/21.............................    881    939,444
GATX Corp.
    3.250%, 03/30/25.............................  2,820  2,667,193
General Dynamics Corp.
    2.250%, 11/15/22.............................  2,644  2,682,068
General Electric Co.
    3.375%, 03/11/24.............................  1,763  1,891,960
Georgia Power Co.
    2.850%, 05/15/22.............................    899    925,948
    3.250%, 04/01/26.............................  3,000  3,121,077
Georgia-Pacific LLC
    7.750%, 11/15/29.............................  2,960  4,079,457
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................  6,998  7,549,057
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................  3,684  3,827,635
Goldcorp, Inc.
    3.625%, 06/09/21.............................  1,939  1,970,610
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24.............................  6,346  6,692,327
    3.750%, 05/22/25.............................  2,000  2,054,338
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................    705    768,004
Halliburton Co.
    3.500%, 08/01/23.............................  3,526  3,597,222
Harley-Davidson, Inc.
    3.500%, 07/28/25.............................  5,980  6,265,025
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................  2,820  3,187,691
Hershey Co. (The)
    2.625%, 05/01/23.............................  1,067  1,097,474
Home Depot, Inc. (The)
    2.700%, 04/01/23.............................    705    729,903
    3.350%, 09/15/25.............................  1,403  1,518,467
HP, Inc.
    4.375%, 09/15/21.............................  6,875  7,246,621
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................  1,058  1,121,104
    4.300%, 03/08/26.............................  1,000  1,051,161
HSBC USA, Inc.
    3.500%, 06/23/24.............................  5,760  5,892,647
Humana, Inc.
    3.850%, 10/01/24.............................  4,074  4,259,677
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................  1,066  1,066,320
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................  3,526  3,814,998

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24............................. $4,280 $4,433,070
Inter-American Development Bank
    7.000%, 06/15/25.............................  2,115  2,903,880
    6.750%, 07/15/27.............................  1,058  1,479,959
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................    556    581,532
International Business Machines Corp.
    3.375%, 08/01/23.............................  2,401  2,563,281
#   3.625%, 02/12/24.............................  5,288  5,727,137
International Paper Co.
    3.650%, 06/15/24.............................  1,058  1,101,681
    3.800%, 01/15/26.............................    578    603,005
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................  2,151  2,250,486
Intesa Sanpaolo SpA
    5.250%, 01/12/24.............................  3,526  3,843,869
ITC Holdings Corp.
    3.650%, 06/15/24.............................  3,173  3,255,869
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................  1,000  1,065,353
JM Smucker Co. (The)
    3.500%, 03/15/25.............................  5,000  5,242,740
John Deere Capital Corp.
    3.350%, 06/12/24.............................    846    896,528
Johnson & Johnson
    3.375%, 12/05/23.............................  3,526  3,882,736
    2.450%, 03/01/26.............................  4,000  4,021,096
Johnson Controls, Inc.
    3.625%, 07/02/24.............................    541    553,848
JPMorgan Chase & Co.
    3.625%, 05/13/24.............................  4,287  4,484,433
    3.900%, 07/15/25.............................  2,820  2,985,303
Juniper Networks, Inc.
    4.600%, 03/15/21.............................  1,410  1,503,321
    4.500%, 03/15/24.............................  2,327  2,368,539
Kerr-McGee Corp.
    6.950%, 07/01/24.............................  1,580  1,748,227
KeyBank NA
    3.300%, 06/01/25.............................  2,000  2,066,866
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................  1,058  1,082,946
KLA-Tencor Corp.
    4.650%, 11/01/24.............................  2,315  2,412,644
Kohl's Corp.
#   3.250%, 02/01/23.............................    705    693,621
    4.750%, 12/15/23.............................  3,526  3,707,906
    4.250%, 07/17/25.............................  3,964  3,911,715
Koninklijke Philips NV
    3.750%, 03/15/22.............................    819    872,165
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................  5,040  5,347,022
Kroger Co. (The)
    3.850%, 08/01/23.............................  3,219  3,484,580

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
L-3 Communications Corp.
    3.950%, 05/28/24............................. $1,361 $1,372,419
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................  2,115  2,179,643
Legg Mason, Inc.
    3.950%, 07/15/24.............................  2,609  2,545,252
    4.750%, 03/15/26.............................  2,205  2,286,614
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.............................  3,672  4,017,755
Lloyds Bank P.L.C.
    3.500%, 05/14/25.............................  3,263  3,420,711
Lockheed Martin Corp.
    2.900%, 03/01/25.............................  2,468  2,523,147
Loews Corp.
    2.625%, 05/15/23.............................  1,010  1,001,900
    3.750%, 04/01/26.............................  1,000  1,034,811
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................    705    747,046
    3.875%, 09/15/23.............................    287    317,520
    3.375%, 09/15/25.............................  3,551  3,799,261
LyondellBasell Industries NV
    5.750%, 04/15/24.............................  3,173  3,703,383
Macquarie Bank, Ltd.
#   3.900%, 01/15/26.............................  5,000  5,133,550
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................  4,567  4,680,056
    2.875%, 02/15/23.............................  2,292  2,180,996
    3.625%, 06/01/24.............................  1,763  1,749,132
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................    836    887,257
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................  6,527  6,424,337
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................  4,513  4,311,991
Markel Corp.
    3.625%, 03/30/23.............................    705    714,627
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24.............................  4,583  4,694,037
MasterCard, Inc.
    3.375%, 04/01/24.............................    984  1,054,202
McKesson Corp.
    3.796%, 03/15/24.............................  1,851  1,976,611
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................  4,200  4,491,862
Medtronic, Inc.
    3.625%, 03/15/24.............................    212    229,200
    3.500%, 03/15/25.............................  1,000  1,072,005
Merck & Co., Inc.
    2.800%, 05/18/23.............................  2,820  2,953,922
MetLife, Inc.
    3.600%, 04/10/24.............................  7,166  7,517,392
Microsoft Corp.
    3.625%, 12/15/23.............................  5,118  5,636,346
    2.700%, 02/12/25.............................  1,058  1,086,842
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26.............................  4,000  4,201,024

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Mobil Corp.
    8.625%, 08/15/21............................. $  710 $  947,164
Molson Coors Brewing Co.
#   3.500%, 05/01/22.............................  2,820  2,901,986
Mondelez International, Inc.
    4.000%, 02/01/24.............................  5,593  6,045,518
Monsanto Co.
    5.500%, 08/15/25.............................  1,234  1,420,336
Morgan Stanley
    5.500%, 07/28/21.............................  1,933  2,195,708
    3.875%, 04/29/24.............................  5,878  6,176,608
Mosaic Co. (The)
    4.250%, 11/15/23.............................  1,939  2,040,421
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................  1,763  1,745,400
    3.500%, 03/01/23.............................  1,763  1,681,920
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................  3,014  3,161,089
Mylan, Inc.
    4.200%, 11/29/23.............................  2,468  2,525,778
Nasdaq, Inc.
    4.250%, 06/01/24.............................  1,551  1,601,501
National Australia Bank, Ltd.
    3.000%, 01/20/23.............................  3,526  3,613,540
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................  5,354  4,757,457
NetApp, Inc.
    3.250%, 12/15/22.............................    599    593,160
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................    631    657,342
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.............................    457    496,585
NiSource Finance Corp.
    6.125%, 03/01/22.............................  2,475  2,919,139
    3.850%, 02/15/23.............................    388    410,580
Noble Energy, Inc.
    4.150%, 12/15/21.............................    793    809,156
    3.900%, 11/15/24.............................  1,426  1,417,076
Nordstrom, Inc.
    4.000%, 10/15/21.............................    529    564,609
Norfolk Southern Corp.
    2.903%, 02/15/23.............................  2,468  2,509,065
    5.640%, 05/17/29.............................  2,048  2,430,499
Novartis Capital Corp.
    3.400%, 05/06/24.............................  3,349  3,604,278
Nucor Corp.
    4.000%, 08/01/23.............................  1,234  1,292,024
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................    397    419,388
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................  3,050  3,068,584
Omnicom Group, Inc.
    3.650%, 11/01/24.............................    705    744,995
Ontario, Province of Canada
    2.450%, 06/29/22.............................    599    613,643

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Oracle Corp.
    2.500%, 10/15/22............................. $1,058 $1,079,411
    2.950%, 05/15/25.............................  5,617  5,779,955
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................  1,763  1,914,909
    3.750%, 02/15/24.............................  3,582  3,878,815
    3.500%, 06/15/25.............................  2,362  2,529,433
Packaging Corp. of America
#   4.500%, 11/01/23.............................  2,142  2,280,082
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................  3,356  3,551,135
PepsiCo, Inc.
    2.750%, 03/01/23.............................  2,468  2,575,536
    3.500%, 07/17/25.............................  3,526  3,816,486
Pernod Ricard SA
    4.450%, 01/15/22.............................  3,526  3,826,704
Perrigo Finance P.L.C.
    3.500%, 12/15/21.............................  2,391  2,436,415
    3.900%, 12/15/24.............................  2,115  2,144,475
Pfizer, Inc.
    3.000%, 06/15/23.............................  1,058  1,112,311
    3.400%, 05/15/24.............................  3,526  3,801,867
Philip Morris International, Inc.
    2.500%, 08/22/22.............................    530    541,513
    3.250%, 11/10/24.............................  2,179  2,327,442
Phillips 66
    4.300%, 04/01/22.............................  3,966  4,295,134
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................  3,330  3,453,480
PNC Bank NA
    3.300%, 10/30/24.............................  1,763  1,829,659
    2.950%, 02/23/25.............................  4,407  4,442,040
PNC Funding Corp.
    3.300%, 03/08/22.............................    517    545,366
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................  2,676  2,764,672
Praxair, Inc.
    2.200%, 08/15/22.............................    441    441,812
Precision Castparts Corp.
    2.500%, 01/15/23.............................  2,820  2,866,389
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................  4,018  4,010,121
Private Export Funding Corp.
    4.300%, 12/15/21.............................    496    562,495
Prudential Financial, Inc.
    3.500%, 05/15/24.............................  6,738  6,928,322
PSEG Power LLC
#   4.300%, 11/15/23.............................  2,122  2,178,954
QUALCOMM, Inc.
    3.450%, 05/20/25.............................  3,526  3,657,446
Quebec, Province of Canada
    2.625%, 02/13/23.............................  2,468  2,540,609
    7.500%, 09/15/29.............................  2,000  2,966,194
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................    212    214,920
Raytheon Co.
    2.500%, 12/15/22.............................    776    796,013

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Reinsurance Group of America, Inc.
    5.000%, 06/01/21............................. $  529 $  574,957
    4.700%, 09/15/23.............................  2,115  2,236,780
Republic Services, Inc.
    3.550%, 06/01/22.............................  1,410  1,480,508
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................  1,763  1,773,095
Roche Holdings, Inc.
    3.000%, 11/10/25.............................  4,000  4,174,108
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................    705    715,674
Rogers Communications, Inc.
#   3.000%, 03/15/23.............................    973    988,774
    4.100%, 10/01/23.............................    687    747,101
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................  4,000  4,125,384
SCANA Corp.
    4.125%, 02/01/22.............................  1,070  1,093,088
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22.............................  1,516  1,559,583
    3.900%, 11/15/24.............................  2,961  3,034,243
Sempra Energy
    4.050%, 12/01/23.............................  2,316  2,480,197
    3.550%, 06/15/24.............................  3,596  3,716,761
    3.750%, 11/15/25.............................  1,000  1,045,158
Shell International Finance BV
    3.400%, 08/12/23.............................  5,288  5,541,126
Sherwin-Williams Co.
    3.450%, 08/01/25.............................  5,503  5,576,922
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26.............................  2,080  2,699,289
Southern California Edison Co.
    6.650%, 04/01/29.............................    525    674,832
Southern Power Co.
    4.150%, 12/01/25.............................  2,000  2,088,214
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................  3,623  3,343,073
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................  1,063  1,144,270
St Jude Medical, Inc.
    3.250%, 04/15/23.............................  1,763  1,804,406
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................  1,763  1,881,740
Staples, Inc.
#   4.375%, 01/12/23.............................    705    698,342
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23.............................  1,763  1,770,123
State Street Corp.
    3.300%, 12/16/24.............................  8,276  8,687,789
Statoil ASA
    2.450%, 01/17/23.............................  3,526  3,499,848
    2.650%, 01/15/24.............................  3,829  3,808,825
Stryker Corp.
    3.375%, 05/15/24.............................    282    294,775
    3.375%, 11/01/25.............................  6,000  6,240,006

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23............................. $3,229 $3,442,279
Sumitomo Mitsui Financial Group, Inc.
#   3.784%, 03/09/26.............................  4,000  4,177,888
Suncor Energy, Inc.
    3.600%, 12/01/24.............................  4,007  4,065,554
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................  1,021  1,030,680
SunTrust Bank
    2.750%, 05/01/23.............................  1,728  1,702,337
Sysco Corp.
    3.750%, 10/01/25.............................    700    741,417
Target Corp.
    2.500%, 04/15/26.............................  2,000  1,991,844
TD Ameritrade Holding Corp.
    2.950%, 04/01/22.............................  2,291  2,354,266
    3.625%, 04/01/25.............................  3,526  3,688,996
Telefonica Emisiones SAU
    4.570%, 04/27/23.............................  2,468  2,714,509
Telefonica Europe BV
    8.250%, 09/15/30.............................  4,475  6,403,273
Thomson Reuters Corp.
    4.300%, 11/23/23.............................  2,820  3,028,965
    3.850%, 09/29/24.............................    365    378,032
TIAA Asset Management Finance Co. LLC
    4.125%, 11/01/24.............................  5,360  5,534,505
Time Warner, Inc.
    4.000%, 01/15/22.............................    635    686,779
    3.550%, 06/01/24.............................  2,468  2,569,553
TJX Cos., Inc. (The)
    2.500%, 05/15/23.............................  2,270  2,288,078
Total Capital International SA
    3.750%, 04/10/24.............................  5,288  5,692,876
Total System Services, Inc.
    4.800%, 04/01/26.............................  2,970  3,111,761
Toyota Motor Credit Corp.
    2.625%, 01/10/23.............................  3,526  3,591,844
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.............................  1,802  1,736,546
Tyson Foods, Inc.
    4.500%, 06/15/22.............................  4,406  4,875,252
Union Pacific Corp.
    2.750%, 04/15/23.............................    353    362,895
    3.250%, 01/15/25.............................  8,761  9,319,943
United Technologies Corp.
    7.500%, 09/15/29.............................  5,114  7,279,257
UnitedHealth Group, Inc.
    2.750%, 02/15/23.............................  4,777  4,869,817
    3.750%, 07/15/25.............................  1,833  1,986,545
Unum Group
    4.000%, 03/15/24.............................    705    709,261
    3.875%, 11/05/25.............................  7,000  6,799,303
US Bank NA
    2.800%, 01/27/25.............................  2,000  2,045,834

                                                       Face
                                                      Amount       Value+
                                                      ------       ------
                                                      (000)
Verizon Communications, Inc.
      5.150%, 09/15/23............................. $    4,936 $    5,677,979
Viacom, Inc.
      4.250%, 09/01/23.............................        353        363,345
      3.875%, 04/01/24.............................      1,987      1,987,344
Vodafone Group P.L.C.
      2.500%, 09/26/22.............................      4,231      4,168,106
Wal-Mart Stores, Inc.
      2.550%, 04/11/23.............................      3,173      3,278,978
      3.300%, 04/22/24.............................      2,468      2,672,000
Walgreen Co.
      3.100%, 09/15/22.............................      2,512      2,562,577
Walgreens Boots Alliance, Inc.
      3.300%, 11/18/21.............................      3,349      3,475,338
Walt Disney Co. (The)
      3.150%, 09/17/25.............................      3,526      3,774,424
WEC Energy Group, Inc.
      3.550%, 06/15/25.............................      6,200      6,533,002
WellPoint, Inc.
      3.125%, 05/15/22.............................      1,728      1,762,957
Wells Fargo & Co.
      3.500%, 03/08/22.............................      2,830      3,006,917
      3.000%, 02/19/25.............................      3,526      3,538,401
Whirlpool Corp.
      4.700%, 06/01/22.............................      1,058      1,167,415
      3.700%, 05/01/25.............................      2,468      2,544,592
Wisconsin Electric Power Co.
      3.100%, 06/01/25.............................      1,763      1,842,628
Wyndham Worldwide Corp.
      3.900%, 03/01/23.............................      3,904      3,912,640
Xerox Corp.
      4.500%, 05/15/21.............................      1,763      1,800,162
#     3.800%, 05/15/24.............................      2,468      2,278,003
Zoetis, Inc.
      3.250%, 02/01/23.............................      2,468      2,486,056
                                                               --------------
TOTAL BONDS........................................             1,105,902,837
                                                               --------------

U.S. TREASURY OBLIGATIONS -- (2.5%)
U.S. Treasury Bonds
      6.250%, 05/15/30.............................     20,000     30,292,180
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,196,737,824
                                                               --------------
                                                      Shares
                                                      ------         -
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@  DFA Short Term Investment Fund...............  2,206,114     25,524,735
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,193,122,505)............................             $1,222,262,559
                                                               ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                 Level 1    Level 2     Level 3     Total
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   60,542,807   --    $   60,542,807
  Bonds.........................   --     1,105,902,837   --     1,105,902,837
  U.S. Treasury Obligations.....   --        30,292,180   --        30,292,180
  Securities Lending Collateral.   --        25,524,735   --        25,524,735
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,222,262,559   --    $1,222,262,559
                                   ==    ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (99.6%)
AUSTRALIA -- (2.2%)
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................  $  500 $  505,788
    5.000%, 03/19/20.............................   1,000  1,108,088
Macquarie Group, Ltd.
##  6.000%, 01/14/20.............................   1,150  1,273,303
National Australia Bank, Ltd.
    2.625%, 07/23/20.............................     500    513,296
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18.............................     835    807,279
Westpac Banking Corp.
    2.300%, 05/26/20.............................     750    759,721
    2.600%, 11/23/20.............................   1,000  1,022,210
                                                          ----------
TOTAL AUSTRALIA..................................          5,989,685
                                                          ----------

CANADA -- (3.5%)
Bank of Nova Scotia
    4.375%, 01/13/21.............................   1,300  1,427,196
Canadian Natural Resources, Ltd.
    6.000%, 08/15/16.............................     750    757,470
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................     800    829,438
Goldcorp, Inc.
    2.125%, 03/15/18.............................     800    794,278
Husky Energy, Inc.
    7.250%, 12/15/19.............................     925  1,032,347
Petro-Canada
    6.050%, 05/15/18.............................   1,250  1,336,655
Royal Bank of Canada
    2.150%, 03/06/20.............................   1,000  1,014,912
Thomson Reuters Corp.
    6.500%, 07/15/18.............................     500    550,182
Toronto-Dominion Bank (The)
    2.250%, 11/05/19.............................   1,500  1,528,539
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19.............................     200    224,676
                                                          ----------
TOTAL CANADA.....................................          9,495,693
                                                          ----------

DENMARK -- (1.2%)
AP Moeller -- Maersk A.S.
#   2.875%, 09/28/20.............................   1,000    979,120
Danske Bank A.S.
    2.750%, 09/17/20.............................   1,500  1,525,268
    2.800%, 03/10/21.............................     700    717,333
                                                          ----------
TOTAL DENMARK....................................          3,221,721
                                                          ----------

FRANCE -- (2.9%)
BNP Paribas SA
    2.450%, 03/17/19.............................   1,000  1,020,890
BPCE SA
    2.500%, 12/10/18.............................     250    254,638
    2.250%, 01/27/20.............................   1,000  1,006,791

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
FRANCE -- (Continued)
Dexia Credit Local SA
    1.875%, 01/29/20.............................   $  500 $  500,400
Electricite de France SA
    2.350%, 10/13/20.............................    1,470  1,487,853
Orange SA
    2.750%, 09/14/16.............................      232    233,461
    5.375%, 07/08/19.............................      500    554,126
Pernod Ricard SA
    5.750%, 04/07/21.............................    1,500  1,706,322
Societe Generale SA
    2.625%, 09/16/20.............................    1,000  1,021,304
                                                           ----------
TOTAL FRANCE.....................................           7,785,785
                                                           ----------

GERMANY -- (1.1%)
Daimler AG
    2.750%, 12/04/20............................. GBP1,000  1,513,486
Deutsche Bank AG
    6.000%, 09/01/17.............................      280    294,496
    2.950%, 08/20/20.............................    1,000  1,002,899
                                                           ----------
TOTAL GERMANY....................................           2,810,881
                                                           ----------

IRELAND -- (1.1%)
Iberdrola Finance Ireland, Ltd.
    5.000%, 09/11/19.............................      974  1,072,860
Perrigo Finance P.L.C.
    3.500%, 03/15/21.............................    1,800  1,841,794
                                                           ----------
TOTAL IRELAND....................................           2,914,654
                                                           ----------

ITALY -- (0.4%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................    1,075  1,113,510
                                                           ----------

JAPAN -- (2.3%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.300%, 03/05/20.............................    1,071  1,073,954
Japan Bank for International Cooperation
    2.625%, 12/15/20............................. GBP  650    993,379
Mizuho Bank, Ltd.
    2.450%, 04/16/19.............................    1,000  1,012,845
    2.700%, 10/20/20.............................      500    509,023
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................      300    345,156
    6.700%, 03/04/20.............................      500    575,211
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20.............................    1,500  1,519,825
                                                           ----------
TOTAL JAPAN......................................           6,029,393
                                                           ----------

LUXEMBOURG -- (0.2%)
Actavis Funding SCS
    3.000%, 03/12/20.............................      500    510,674
                                                           ----------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (3.6%)
ABN AMRO Bank NV
    2.450%, 06/04/20.............................  $1,375 $1,392,281
Cooperatieve Rabobank UA
    2.250%, 01/14/20.............................   1,000  1,006,882
    2.500%, 01/19/21.............................     800    812,433
Deutsche Telekom International Finance BV
    2.250%, 03/06/17.............................     800    806,910
E.ON International Finance BV
    5.800%, 04/30/18.............................     800    855,976
Enel Finance International NV
    6.250%, 09/15/17.............................   1,200  1,274,484
ING Bank NV
    2.500%, 10/01/19.............................     250    253,674
    2.750%, 03/22/21.............................   1,500  1,535,965
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     750    809,345
Shell International Finance BV
    2.125%, 05/11/20.............................   1,000  1,013,373
                                                          ----------
TOTAL NETHERLANDS................................          9,761,323
                                                          ----------

SPAIN -- (0.4%)
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................   1,000  1,106,066
                                                          ----------

SWEDEN -- (1.4%)
Nordea Bank AB
    4.875%, 01/27/20.............................   1,000  1,099,908
    2.500%, 09/17/20.............................     500    508,709
Svenska Handelsbanken AB
    5.125%, 03/30/20.............................     500    556,319
    2.400%, 10/01/20.............................   1,500  1,526,994
                                                          ----------
TOTAL SWEDEN.....................................          3,691,930
                                                          ----------

SWITZERLAND -- (0.8%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................   1,000  1,012,281
UBS AG
    2.375%, 08/14/19.............................     250    254,330
    2.375%, 08/14/19.............................     750    763,056
                                                          ----------
TOTAL SWITZERLAND................................          2,029,667
                                                          ----------

UNITED KINGDOM -- (5.1%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20.............................   1,000  1,005,380
Aon P.L.C.
    2.800%, 03/15/21.............................   1,500  1,514,439
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   1,000  1,021,974
Barclays P.L.C.
    2.750%, 11/08/19.............................   1,000  1,000,383
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   1,000  1,015,692

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (Continued)
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................   $1,500 $ 1,554,432
Imperial Brands Finance P.L.C.
    2.950%, 07/21/20.............................    1,000   1,030,553
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................      250     256,675
    2.700%, 08/17/20.............................    1,000   1,020,141
Nationwide Building Society
    2.350%, 01/21/20.............................    1,000   1,007,123
Sky P.L.C.
##  2.625%, 09/16/19.............................      750     762,348
    2.875%, 11/24/20............................. GBP  700   1,060,713
Vodafone Group P.L.C.
    5.625%, 02/27/17.............................      400     414,780
    1.250%, 09/26/17.............................      500     498,968
    5.450%, 06/10/19.............................      400     441,034
                                                           -----------
TOTAL UNITED KINGDOM.............................           13,604,635
                                                           -----------

UNITED STATES -- (73.4%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................    1,000   1,109,243
Abbott Laboratories
    4.125%, 05/27/20.............................    1,000   1,074,276
AbbVie, Inc.
    2.500%, 05/14/20.............................    1,400   1,423,790
Actavis, Inc.
    1.875%, 10/01/17.............................      750     752,140
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................      985   1,076,449
Aetna, Inc.
    2.200%, 03/15/19.............................    1,000   1,016,664
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................    1,000   1,101,879
Airgas, Inc.
    1.650%, 02/15/18.............................      400     400,121
    3.050%, 08/01/20.............................      700     714,594
Altria Group, Inc.
    2.625%, 01/14/20.............................      800     829,115
Amazon.com, Inc.
    2.600%, 12/05/19.............................    1,007   1,048,122
Ameren Corp.
    2.700%, 11/15/20.............................    1,525   1,547,777
American Express Credit Corp.
    2.250%, 08/15/19.............................    1,000   1,016,847
    2.600%, 09/14/20.............................    1,000   1,023,922
American International Group, Inc.
    2.300%, 07/16/19.............................      500     506,017
    3.375%, 08/15/20.............................    1,000   1,034,422
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................    1,017   1,133,641
Amgen, Inc.
    2.200%, 05/22/19.............................    1,000   1,021,144
Amphenol Corp.
    2.550%, 01/30/19.............................    1,000   1,011,188

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................  $  700 $  713,584
Anheuser-Busch InBev Finance, Inc.
    2.150%, 02/01/19.............................     400    408,528
    2.650%, 02/01/21.............................     700    719,206
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................     500    564,528
Anthem, Inc.
    2.250%, 08/15/19.............................     500    507,539
Associated Banc-Corp
    2.750%, 11/15/19.............................   1,294  1,303,974
Assurant, Inc.
    2.500%, 03/15/18.............................     800    800,820
AT+T, Inc. SR UNSECURED 03/21 5
    5.000%, 03/01/21.............................   1,200  1,342,237
Autodesk, Inc.
    1.950%, 12/15/17.............................     500    497,445
    3.125%, 06/15/20.............................     750    759,082
AutoZone, Inc.
    1.300%, 01/13/17.............................     100    100,184
BAE Systems Holdings, Inc.
    2.850%, 12/15/20.............................     350    355,147
Baker Hughes, Inc.
    7.500%, 11/15/18.............................     670    753,198
Bank of America Corp.
    2.650%, 04/01/19.............................     750    763,688
    2.625%, 10/19/20.............................     900    907,881
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   1,000  1,010,156
    2.450%, 11/27/20.............................     301    307,931
Baxalta, Inc.
    2.875%, 06/23/20.............................   1,000    999,972
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   1,000  1,028,691
BB&T Corp.
    2.450%, 01/15/20.............................   1,000  1,024,319
Beam Suntory, Inc.
    1.750%, 06/15/18.............................     800    800,056
Becton Dickinson and Co.
    6.375%, 08/01/19.............................   1,000  1,133,753
Biogen, Inc.
    2.900%, 09/15/20.............................   1,300  1,347,035
BlackRock, Inc.
    6.250%, 09/15/17.............................     360    385,160
BMW US Capital LLC
    2.000%, 04/11/21.............................   2,000  2,008,360
Boston Scientific Corp.
    6.000%, 01/15/20.............................     500    565,791
Buckeye Partners L.P.
    6.050%, 01/15/18.............................     300    316,992
    2.650%, 11/15/18.............................     500    501,523
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................     500    554,706

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CA, Inc.
    5.375%, 12/01/19.............................  $  700 $  763,129
Capital One Financial Corp.
    2.450%, 04/24/19.............................     300    303,425
CBS Corp.
    5.750%, 04/15/20.............................   1,125  1,282,743
Celgene Corp.
    2.250%, 05/15/19.............................     800    809,204
CF Industries, Inc.
    6.875%, 05/01/18.............................     750    817,261
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................   1,000  1,100,706
Chevron Corp.
    1.961%, 03/03/20.............................     500    505,870
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................   1,500  1,534,753
Cisco Systems, Inc.
    2.450%, 06/15/20.............................     465    482,900
Citigroup, Inc.
    2.400%, 02/18/20.............................   1,500  1,511,670
Citizens Bank NA
    2.450%, 12/04/19.............................     994  1,001,280
Clorox Co. (The)
    5.950%, 10/15/17.............................     700    748,979
CMS Energy Corp.
    8.750%, 06/15/19.............................     586    708,284
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.............................   1,665  1,745,037
Comcast Corp.
    6.500%, 01/15/17.............................     150    155,808
Comerica Bank
    2.500%, 06/02/20.............................   1,000  1,005,073
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................     800    804,498
ConocoPhillips
    6.000%, 01/15/20.............................     260    293,558
ConocoPhillips Co.
    1.500%, 05/15/18.............................     500    497,361
Corning, Inc.
    4.250%, 08/15/20.............................   1,000  1,081,570
Costco Wholesale Corp.
    1.700%, 12/15/19.............................     378    384,690
Crane Co.
    2.750%, 12/15/18.............................     433    440,738
CSX Corp.
    6.250%, 03/15/18.............................   1,200  1,302,808
CVS Health Corp.
    2.250%, 08/12/19.............................   1,250  1,280,572
Danaher Corp.
    1.650%, 09/15/18.............................     300    304,409
Devon Energy Corp.
    2.250%, 12/15/18.............................   1,287  1,235,947
Discovery Communications LLC
    5.625%, 08/15/19.............................     650    716,490
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   1,195  1,215,844

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................  $1,000 $1,089,033
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     410    418,550
    2.000%, 01/15/20.............................   1,000    999,556
DTE Energy Co.
    2.400%, 12/01/19.............................     700    710,573
Duke Energy Corp.
    5.050%, 09/15/19.............................     750    819,500
Eastman Chemical Co.
    2.400%, 06/01/17.............................     500    505,022
eBay, Inc.
    2.200%, 08/01/19.............................   1,150  1,158,656
Ecolab, Inc.
    3.000%, 12/08/16.............................     456    461,457
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................     500    512,329
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     500    550,027
Electronic Arts, Inc.
    3.700%, 03/01/21.............................     700    731,793
EMC Corp.
    2.650%, 06/01/20.............................   1,000    933,104
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................     295    302,251
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................     400    438,498
ERAC USA Finance LLC
    2.350%, 10/15/19.............................     370    373,345
Eversource Energy
    1.450%, 05/01/18.............................     500    499,035
    4.500%, 11/15/19.............................     536    582,895
Exelon Generation Co. LLC
    5.200%, 10/01/19.............................     500    548,599
    2.950%, 01/15/20.............................     400    406,002
Express Scripts Holding Co.
    2.250%, 06/15/19.............................     500    505,781
FedEx Corp.
    2.300%, 02/01/20.............................     905    922,584
Fifth Third Bancorp
    2.300%, 03/01/19.............................   1,138  1,144,212
Fiserv, Inc.
    2.700%, 06/01/20.............................     800    820,297
FMC Technologies, Inc.
    2.000%, 10/01/17.............................     365    358,560
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,000  1,062,840
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................     500    508,438
GATX Corp.
    3.500%, 07/15/16.............................     329    330,498
    2.500%, 07/30/19.............................     500    502,648
Georgia Power Co.
    4.250%, 12/01/19.............................     700    761,665

                                                        Face
                                                       Amount^   Value+
                                                       -------   ------
                                                        (000)
UNITED STATES -- (Continued)
Gilead Sciences, Inc.
         2.550%, 09/01/20.............................  $1,000 $1,038,574
Goldman Sachs Group, Inc. (The)
         5.950%, 01/18/18.............................     260    278,192
         5.375%, 03/15/20.............................     500    555,679
         6.000%, 06/15/20.............................     300    341,673
Halliburton Co.
         6.150%, 09/15/19.............................     300    339,225
Harley-Davidson Financial Services, Inc.
         2.150%, 02/26/20.............................     755    760,934
Harris Corp.
         2.700%, 04/27/20.............................   1,570  1,574,423
Hartford Financial Services Group, Inc. (The)
         5.500%, 03/30/20.............................     750    836,818
Hess Corp.
         1.300%, 06/15/17.............................     800    792,903
         8.125%, 02/15/19.............................     400    449,618
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.............................   1,600  1,657,437
Home Depot, Inc. (The)
         2.000%, 06/15/19.............................     600    613,883
HSBC USA, Inc.
         2.350%, 03/05/20.............................     500    504,408
         2.750%, 08/07/20.............................     185    188,282
Huntington National Bank (The)
         2.400%, 04/01/20.............................   1,000    994,952
Indiana Michigan Power Co.
         7.000%, 03/15/19.............................   1,000  1,130,259
Integrys Holding, Inc.
         4.170%, 11/01/20.............................   1,180  1,270,068
JB Hunt Transport Services, Inc.
         2.400%, 03/15/19.............................   1,025  1,032,734
Jefferies Group LLC
         5.125%, 04/13/18.............................     750    779,601
Jersey Central Power & Light Co.
         7.350%, 02/01/19.............................     607    679,200
JM Smucker Co. (The)
         2.500%, 03/15/20.............................   1,300  1,327,335
John Deere Capital Corp.
         2.550%, 01/08/21.............................   1,496  1,543,443
JPMorgan Chase & Co.
         2.250%, 01/23/20.............................     500    503,399
         2.550%, 10/29/20.............................   1,400  1,419,027
Kellogg Co.
         3.250%, 05/21/18.............................     500    519,727
KeyBank NA
         2.500%, 12/15/19.............................     700    709,777
KeyCorp
         2.900%, 09/15/20.............................     700    715,816
KLA-Tencor Corp.
         3.375%, 11/01/19.............................     250    253,547
Kroger Co. (The)
         2.200%, 01/15/17.............................     375    377,965
         6.400%, 08/15/17.............................     480    511,443

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    2.300%, 01/15/19.............................  $  500 $  510,014
    3.300%, 01/15/21.............................     500    528,356
L-3 Communications Corp.
    4.750%, 07/15/20.............................   1,000  1,070,906
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.............................     900    909,038
Lam Research Corp.
    2.750%, 03/15/20.............................     750    751,864
Legg Mason, Inc.
    2.700%, 07/15/19.............................     823    831,365
Lincoln National Corp.
    8.750%, 07/01/19.............................     700    834,275
    6.250%, 02/15/20.............................     300    337,098
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................   1,500  1,542,366
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   1,000  1,000,119
Marriott International, Inc.
    3.000%, 03/01/19.............................     750    768,691
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................     500    506,075
Mattel, Inc.
    2.350%, 05/06/19.............................     800    812,202
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................     800    808,499
McDonald's Corp.
    5.800%, 10/15/17.............................     210    224,057
    2.750%, 12/09/20.............................   1,270  1,318,137
McKesson Corp.
    1.400%, 03/15/18.............................   1,250  1,250,655
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................   1,000  1,034,156
Merck & Co., Inc.
    1.850%, 02/10/20.............................     500    508,479
MetLife, Inc.
    7.717%, 02/15/19.............................     750    868,646
Mondelez International, Inc.
    5.375%, 02/10/20.............................   1,116  1,267,311
Monsanto Co.
    2.125%, 07/15/19.............................     800    811,217
Morgan Stanley
    7.300%, 05/13/19.............................     700    806,142
    2.375%, 07/23/19.............................     300    303,722
MUFG Union Bank NA
    2.625%, 09/26/18.............................   1,000  1,017,610
Mylan, Inc.
    2.550%, 03/28/19.............................     860    861,471
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.............................   1,115  1,230,705
Newell Rubbermaid, Inc.
    2.875%, 12/01/19.............................     800    820,810
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   1,400  1,417,035
NiSource Finance Corp.
    6.400%, 03/15/18.............................     750    813,049

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
UNITED STATES -- (Continued)
Nissan Motor Acceptance Corp.
     2.550%, 03/08/21..............................  $1,500 $1,535,119
Nordstrom, Inc.
     4.750%, 05/01/20..............................   1,000  1,079,651
Norfolk Southern Corp.
     5.900%, 06/15/19..............................     500    556,960
Northrop Grumman Corp.
     1.750%, 06/01/18..............................     500    503,289
ONEOK Partners L.P.
     2.000%, 10/01/17..............................     856    851,669
Oracle Corp.
     5.000%, 07/08/19..............................     700    782,162
PACCAR Financial Corp.
     1.600%, 03/15/17..............................     185    186,292
Pacific Gas & Electric Co.
     8.250%, 10/15/18..............................     480    557,790
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
     3.050%, 01/09/20..............................   1,323  1,328,165
PG&E Corp.
     2.400%, 03/01/19..............................     500    509,006
Phillips 66
     2.950%, 05/01/17..............................     400    407,480
Pioneer Natural Resources Co.
     6.875%, 05/01/18..............................     715    772,134
Plains All American Pipeline L.P. / PAA Finance Corp.
     6.500%, 05/01/18..............................     800    845,470
PNC Bank NA
     2.400%, 10/18/19..............................   1,000  1,022,843
Principal Financial Group, Inc.
     8.875%, 05/15/19..............................     849  1,009,392
Prudential Financial, Inc.
     2.350%, 08/15/19..............................     700    709,617
     5.375%, 06/21/20..............................     400    447,111
PSEG Power LLC
     2.450%, 11/15/18..............................   1,163  1,166,261
Quest Diagnostics, Inc.
     2.700%, 04/01/19..............................     200    203,631
     4.750%, 01/30/20..............................   1,000  1,085,081
Regions Financial Corp.
     2.000%, 05/15/18..............................     500    499,339
Reinsurance Group of America, Inc.
     5.625%, 03/15/17..............................   1,125  1,163,799
Republic Services, Inc.
     5.500%, 09/15/19..............................     700    774,379
Reynolds American, Inc.
     6.875%, 05/01/20..............................     500    589,547
Roper Technologies, Inc.
     3.000%, 12/15/20..............................   1,200  1,237,817
Ryder System, Inc.
     2.500%, 05/11/20..............................   1,250  1,243,624
Santander Bank NA
     2.000%, 01/12/18..............................     500    498,002
Santander Holdings USA, Inc.
     2.650%, 04/17/20..............................     800    797,082

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
SCANA Corp.
    6.250%, 04/01/20.............................  $  550 $  614,724
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................     975    990,490
Sempra Energy
    9.800%, 02/15/19.............................     700    846,511
Southern Co. (The)
    2.750%, 06/15/20.............................     750    769,378
Southwest Airlines Co.
    2.750%, 11/06/19.............................   1,400  1,438,840
Spectra Energy Capital LLC
    6.200%, 04/15/18.............................     800    845,557
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   1,000  1,024,076
Starbucks Corp.
    2.100%, 02/04/21.............................   1,449  1,481,326
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     770    840,420
State Street Corp.
    2.550%, 08/18/20.............................   1,900  1,957,237
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   1,200  1,220,342
Symantec Corp.
    2.750%, 06/15/17.............................     800    808,112
    4.200%, 09/15/20.............................   1,000  1,041,164
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     286    318,611
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................     800    810,874
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   1,050  1,070,924
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................   1,100  1,200,222
Time Warner, Inc.
    2.100%, 06/01/19.............................     905    918,694
Total System Services, Inc.
    2.375%, 06/01/18.............................   1,100  1,100,590
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   1,050  1,077,783
Unilever Capital Corp.
    4.250%, 02/10/21.............................   1,500  1,668,000
Union Pacific Corp.
    1.800%, 02/01/20.............................     750    757,387
United Technologies Corp.
    4.500%, 04/15/20.............................     800    889,646
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   1,000  1,027,708
Unum Group
    7.125%, 09/30/16.............................     486    497,585

                                                     Face
                                                    Amount^    Value+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Valero Energy Corp.
      6.125%, 06/15/17............................. $   487 $    509,134
      6.125%, 02/01/20.............................     500      557,179
Verizon Communications, Inc.
      3.650%, 09/14/18.............................     300      315,926
      2.550%, 06/17/19.............................     800      824,721
Viacom, Inc.
      2.750%, 12/15/19.............................   1,400    1,413,871
Volkswagen Group of America Finance LLC
      2.125%, 05/23/19.............................   1,000      995,173
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................   1,000    1,033,872
Walt Disney Co. (The)
      2.150%, 09/17/20.............................   1,000    1,023,505
Wells Fargo & Co.
      2.150%, 01/30/20.............................   1,000    1,011,358
Western Gas Partners L.P.
      2.600%, 08/15/18.............................     700      679,059
Western Union Co. (The)
      5.253%, 04/01/20.............................   1,000    1,105,309
Wm Wrigley Jr Co.
      2.900%, 10/21/19.............................   1,000    1,033,644
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................     750      750,765
Xcel Energy, Inc.
      2.400%, 03/15/21.............................   1,000    1,015,444
Xerox Corp.
      2.950%, 03/15/17.............................     800      808,002
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................   1,000    1,019,886
Zoetis, Inc.
      1.875%, 02/01/18.............................   1,000      998,976
                                                            ------------
TOTAL UNITED STATES................................          196,454,341
                                                            ------------
TOTAL BONDS........................................          266,519,958
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          266,519,958
                                                            ------------

                                                    Shares
                                                    ------       -
SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund...............  87,295    1,010,000
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $265,236,304)..............................          $267,529,958
                                                            ============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  ------------------------------------------
                                  Level 1    Level 2    Level 3     Total
                                  ------- ------------  ------- ------------
   Bonds
     Australia...................   --    $  5,989,685    --    $  5,989,685
     Canada......................   --       9,495,693    --       9,495,693
     Denmark.....................   --       3,221,721    --       3,221,721
     France......................   --       7,785,785    --       7,785,785
     Germany.....................   --       2,810,881    --       2,810,881
     Ireland.....................   --       2,914,654    --       2,914,654
     Italy.......................   --       1,113,510    --       1,113,510
     Japan.......................   --       6,029,393    --       6,029,393
     Luxembourg..................   --         510,674    --         510,674
     Netherlands.................   --       9,761,323    --       9,761,323
     Spain.......................   --       1,106,066    --       1,106,066
     Sweden......................   --       3,691,930    --       3,691,930
     Switzerland.................   --       2,029,667    --       2,029,667
     United Kingdom..............   --      13,604,635    --      13,604,635
     United States...............   --     196,454,341    --     196,454,341
   Securities Lending Collateral.   --       1,010,000    --       1,010,000
   Forward Currency Contracts**..   --         (30,572)   --         (30,572)
                                    --    ------------    --    ------------
   TOTAL.........................   --    $267,499,386    --    $267,499,386
                                    ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (57.5%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18............................. $ 1,020 $ 1,018,061
    2.250%, 06/13/19.............................   4,751   4,810,915
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   1,132   1,136,289
    3.250%, 11/21/21.............................     971   1,016,956
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................   1,257   1,285,015
    2.250%, 03/13/19.............................     529     536,013
    2.300%, 09/06/19.............................   4,558   4,633,859
    5.000%, 03/19/20.............................     793     878,714
    2.400%, 11/02/20.............................  10,000  10,146,680
Macquarie Bank, Ltd.
#   3.900%, 01/15/26.............................  25,000  25,667,750
Macquarie Group, Ltd.
    3.000%, 12/03/18.............................   2,013   2,065,708
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................   1,849   1,871,181
    3.000%, 01/20/23.............................   6,474   6,634,730
Rio Tinto Finance USA, Ltd.
#   4.125%, 05/20/21.............................   2,460   2,663,282
Westpac Banking Corp.
    1.500%, 12/01/17.............................   2,000   2,008,588
    2.250%, 07/30/18.............................  10,000  10,165,850
    4.875%, 11/19/19.............................  18,087  20,002,902
                                                          -----------
TOTAL AUSTRALIA..................................          96,542,493
                                                          -----------

AUSTRIA -- (0.1%)
Austria Government International Bond
    1.750%, 06/17/16.............................     295     295,427
Oesterreichische Kontrollbank AG
    2.000%, 06/03/16.............................     373     373,396
    1.125%, 05/29/18.............................   1,964   1,966,840
                                                          -----------
TOTAL AUSTRIA....................................           2,635,663
                                                          -----------

CANADA -- (2.6%)
Alberta, Province of Canada
#   1.750%, 08/26/20.............................  10,000  10,057,350
Bank of Montreal
    2.375%, 01/25/19.............................      32      32,663
Bank of Nova Scotia
    4.375%, 01/13/21.............................   3,237   3,553,718
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................   2,400   2,427,055
    2.050%, 10/30/18.............................  10,000  10,117,500
    2.050%, 06/05/19.............................   1,512   1,524,848
British Columbia, Province of Canada
    1.200%, 04/25/17.............................     982     985,369
    6.500%, 01/15/26.............................   8,011  10,734,171

                                                             Face
                                                            Amount^    Value+
                                                            -------    ------
                                                             (000)
CANADA -- (Continued)
Canada Government International Bond
              0.875%, 02/14/17............................. $   980 $    981,206
Canadian National Railway Co.
              1.450%, 12/15/16.............................      49       49,179
Canadian Natural Resources, Ltd.
#             3.800%, 04/15/24.............................   1,637    1,547,875
Canadian Pacific Railway Co.
              2.900%, 02/01/25.............................   3,059    3,032,059
              3.700%, 02/01/26.............................   3,885    4,057,078
Cenovus Energy, Inc.
              5.700%, 10/15/19.............................   1,392    1,443,223
Enbridge, Inc.
              4.000%, 10/01/23.............................   2,932    2,859,597
              3.500%, 06/10/24.............................   1,295    1,210,000
Export Development Canada
              1.250%, 10/26/16.............................   1,080    1,082,905
Goldcorp, Inc.
              3.625%, 06/09/21.............................   4,021    4,086,550
Manitoba, Province of Canada
              2.050%, 11/30/20.............................  11,300   11,507,479
Ontario, Province of Canada
              1.200%, 02/14/18.............................   6,205    6,207,035
              1.650%, 09/27/19.............................     529      531,273
              2.450%, 06/29/22.............................   1,101    1,127,915
Petro-Canada
              6.050%, 05/15/18.............................     589      629,832
Potash Corp. of Saskatchewan, Inc.
              3.250%, 12/01/17.............................     169      173,578
Quebec, Province of Canada
              2.625%, 02/13/23.............................   4,532    4,665,332
Rogers Communications, Inc.
              3.000%, 03/15/23.............................   1,786    1,814,955
#             4.100%, 10/01/23.............................   1,263    1,373,491
Royal Bank of Canada
              2.200%, 07/27/18.............................   1,742    1,771,755
              2.350%, 10/30/20.............................   5,000    5,083,735
Suncor Energy, Inc.
#             3.600%, 12/01/24.............................   7,493    7,602,495
Thomson Reuters Corp.
              1.300%, 02/23/17.............................     796      794,926
              4.300%, 11/23/23.............................   5,180    5,563,843
#             3.850%, 09/29/24.............................     670      693,921
Toronto-Dominion Bank (The)
              1.400%, 04/30/18.............................   1,760    1,764,807
              2.625%, 09/10/18.............................  12,260   12,582,904
              2.125%, 07/02/19.............................   3,703    3,754,775
CANADA -- (Continued)
TransCanada PipeLines, Ltd.
              3.800%, 10/01/20.............................   1,295    1,358,129
              2.500%, 08/01/22.............................   3,310    3,189,771
                                                                    ------------
TOTAL CANADA...............................................          131,974,297
                                                                    ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^   Value+
                                                   -------   ------
                                                    (000)
DENMARK -- (0.3%)
Danske Bank A.S.
     2.750%, 09/17/20............................. $ 1,058 $ 1,075,822
     2.800%, 03/10/21.............................  12,600  12,912,001
Kommunekredit
     1.125%, 03/15/18.............................     982     983,448
                                                           -----------
TOTAL DENMARK.....................................          14,971,271
                                                           -----------

FINLAND -- (0.1%)
Municipality Finance P.L.C.
     2.375%, 05/16/16.............................   1,964   1,965,310
     1.125%, 04/17/18.............................   2,456   2,457,294
                                                           -----------
TOTAL FINLAND.....................................           4,422,604
                                                           -----------

FRANCE -- (1.2%)
BNP Paribas SA
     1.250%, 12/12/16.............................   1,964   1,967,600
     2.375%, 09/14/17.............................     346     350,245
     2.450%, 03/17/19.............................   8,164   8,334,546
     3.250%, 03/03/23.............................   1,942   2,013,642
BPCE SA
     2.500%, 07/15/19.............................     476     483,170
#    2.250%, 01/27/20.............................   2,166   2,180,709
#    4.000%, 04/15/24.............................   7,769   8,281,529
Credit Agricole SA
     2.750%, 06/10/20.............................   5,500   5,631,511
#    3.875%, 04/15/24.............................   8,591   9,223,865
Pernod Ricard SA
###  4.450%, 01/15/22.............................   6,474   7,026,116
Sanofi
     1.250%, 04/10/18.............................   1,022   1,025,916
     4.000%, 03/29/21.............................   1,263   1,384,810
Societe Generale SA
     2.750%, 10/12/17.............................     786     800,305
Total Capital International SA
     2.125%, 01/10/19.............................   1,073   1,090,943
     2.100%, 06/19/19.............................   3,252   3,306,286
     3.750%, 04/10/24.............................   9,712  10,455,599
                                                           -----------
TOTAL FRANCE......................................          63,556,792
                                                           -----------

GERMANY -- (0.7%)
Deutsche Bank AG
     6.000%, 09/01/17.............................   1,184   1,245,296
     2.500%, 02/13/19.............................   1,058   1,063,512
     2.500%, 02/13/19.............................  12,945  13,011,511
     2.950%, 08/20/20.............................     138     138,400
     3.700%, 05/30/24.............................   9,754   9,753,317
FMS Wertmanagement AoeR
     1.000%, 11/21/17.............................   2,456   2,453,119
KFW
     2.000%, 06/01/16.............................      98      98,112
     4.875%, 01/17/17.............................     491     504,847
     1.250%, 02/15/17.............................   1,375   1,379,216
     0.875%, 09/05/17.............................     491     491,123
     1.875%, 04/01/19.............................     741     756,835

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
Landeskreditbank Baden- Wuerttemberg Foerderbank
    2.250%, 07/15/16.............................  $  766 $   768,444
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................   1,238   1,237,542
NRW Bank
    1.875%, 07/01/19.............................   2,116   2,146,100
                                                          -----------
TOTAL GERMANY....................................          35,047,374
                                                          -----------

IRELAND -- (0.2%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................     788     867,981
Perrigo Finance P.L.C.
    3.500%, 12/15/21.............................   4,392   4,475,422
    3.900%, 12/15/24.............................   3,885   3,939,141
                                                          -----------
TOTAL IRELAND....................................           9,282,544
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................     213     218,495
    5.250%, 01/12/24.............................   7,664   8,354,909
                                                          -----------
TOTAL ITALY......................................           8,573,404
                                                          -----------

JAPAN -- (0.8%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   1,557   1,572,190
    3.250%, 09/08/24.............................   3,237   3,300,160
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     491     493,915
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................     814     830,211
    2.125%, 03/06/19.............................     528     533,814
Mizuho Bank, Ltd.
##  2.150%, 10/20/18.............................   5,000   5,031,565
##  2.450%, 04/16/19.............................   2,323   2,352,839
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     140     140,116
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................     513     514,675
    2.750%, 03/19/19.............................   2,116   2,147,317
    6.700%, 03/04/20.............................   4,610   5,303,445
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,611   2,649,977
    3.950%, 07/19/23.............................   5,931   6,322,749
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................   2,000   2,042,154
    3.784%, 03/09/26.............................   5,000   5,222,360
                                                          -----------
TOTAL JAPAN......................................          38,457,487
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (1.5%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17............................. $ 1,376 $ 1,384,432
    1.000%, 02/12/18.............................   2,500   2,497,545
    1.375%, 03/19/18.............................   2,456   2,469,039
    2.500%, 01/23/23.............................   6,474   6,699,684
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,608   4,690,488
    3.875%, 02/08/22.............................  13,244  14,255,524
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     798     899,928
Heineken NV
##  2.750%, 04/01/23.............................   2,245   2,279,793
Koninklijke Philips Electronics NV
    3.750%, 03/15/22.............................   1,503   1,600,566
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     899     970,134
    5.750%, 04/15/24.............................   5,827   6,801,012
Nederlandse Waterschapsbank NV
    2.125%, 06/16/16.............................     589     590,131
    1.875%, 03/13/19.............................   6,348   6,457,052
Shell International Finance BV
    2.000%, 11/15/18.............................   2,447   2,491,594
    4.300%, 09/22/19.............................     529     574,565
    2.250%, 11/10/20.............................   5,100   5,182,258
    3.400%, 08/12/23.............................  10,682  11,193,326
Siemens Financieringsmaatschappij NV
    6.125%, 08/17/26.............................   3,821   4,958,645
                                                          -----------
TOTAL NETHERLANDS................................          75,995,716
                                                          -----------

NORWAY -- (0.5%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................     392     392,079
    1.000%, 03/15/18.............................   2,946   2,942,017
    1.750%, 05/28/19.............................   2,116   2,144,107
Statoil ASA
    1.200%, 01/17/18.............................     231     230,548
    1.150%, 05/15/18.............................   1,382   1,375,061
    1.950%, 11/08/18.............................     982     993,248
    2.450%, 01/17/23.............................   8,794   8,728,775
    2.650%, 01/15/24.............................   7,031   6,993,954
                                                          -----------
TOTAL NORWAY.....................................          23,799,789
                                                          -----------

SPAIN -- (0.1%)
Telefonica Emisiones SAU
#   4.570%, 04/27/23.............................   4,532   4,984,665
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
African Development Bank
    1.125%, 03/15/17.............................     688     690,064

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Asian Development Bank
    1.125%, 03/15/17............................. $   491 $   492,365
    1.750%, 09/11/18.............................     877     892,698
    1.875%, 04/12/19.............................   2,116   2,160,732
European Investment Bank
    4.875%, 01/17/17.............................     491     504,974
    1.625%, 06/15/17.............................     393     396,368
    1.125%, 09/15/17.............................     295     295,894
    1.875%, 03/15/19.............................     529     539,887
    3.250%, 01/29/24.............................   3,237   3,558,596
Inter-American Development Bank
    1.125%, 03/15/17.............................      81      81,275
    0.875%, 03/15/18.............................     982     981,534
    7.000%, 06/15/25.............................   3,885   5,334,078
    6.750%, 07/15/27.............................   1,942   2,716,522
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................     196     196,291
    0.875%, 04/17/17.............................   1,046   1,048,221
International Finance Corp.
    0.875%, 06/15/18.............................     295     294,337
Nordic Investment Bank
    0.750%, 01/17/18.............................   1,080   1,076,594
    1.875%, 06/14/19.............................     529     541,078
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          21,801,508
                                                          -----------

SWEDEN -- (0.2%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   2,438   2,438,183
    2.000%, 11/12/19.............................     529     540,093
Nordea Bank AB
    1.625%, 05/15/18.............................     227     227,504
    2.375%, 04/04/19.............................   1,775   1,806,650
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   1,164   1,182,707
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   3,273   3,359,155
    2.250%, 06/17/19.............................   1,058   1,075,768
                                                          -----------
TOTAL SWEDEN.....................................          10,630,060
                                                          -----------

SWITZERLAND -- (0.4%)
Credit Suisse AG New York
    2.300%, 05/28/19.............................   2,618   2,650,152
    5.300%, 08/13/19.............................     370     408,364
Credit Suisse New York
    3.000%, 10/29/21.............................   3,011   3,076,935
    3.625%, 09/09/24.............................  12,896  13,368,032
UBS AG
    2.375%, 08/14/19.............................   1,638   1,666,373
                                                          -----------
TOTAL SWITZERLAND................................          21,169,856
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED KINGDOM -- (1.9%)
Abbey National Treasury Services P.L.C.
    2.375%, 03/16/20............................. $   334 $   335,797
#   4.000%, 03/13/24.............................   7,891   8,482,012
Aon P.L.C.
    4.000%, 11/27/23.............................   4,047   4,182,927
    3.500%, 06/14/24.............................   6,254   6,307,653
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   8,380   8,564,142
Barclays P.L.C.
    2.750%, 11/08/19.............................   6,126   6,128,346
    3.650%, 03/16/25.............................   9,330   8,954,094
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................     894     900,078
    1.846%, 05/05/17.............................     343     345,449
    4.750%, 03/10/19.............................     106     114,804
    2.315%, 02/13/20.............................   1,841   1,869,721
    2.500%, 11/06/22.............................   2,266   2,252,884
    3.535%, 11/04/24.............................   2,266   2,362,051
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     373     373,059
    2.350%, 02/14/19.............................  11,040  11,290,752
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,010   1,015,722
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,951   1,963,933
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................   6,200   6,424,986
    4.000%, 03/30/22.............................   5,068   5,370,281
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................     423     435,924
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   1,071   1,099,597
    1.750%, 03/16/18.............................   1,058   1,057,054
    3.500%, 05/14/25.............................   3,237   3,393,454
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.............................     452     452,746
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................   3,237   3,255,535
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................     158     174,208
    4.375%, 03/16/21.............................   2,913   3,178,264
    2.500%, 09/26/22.............................   7,769   7,653,514
                                                          -----------
TOTAL UNITED KINGDOM.............................          97,938,987
                                                          -----------

UNITED STATES -- (44.4%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   4,075   4,652,957
    3.700%, 09/15/24.............................  14,532  15,562,798
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     260     261,476
    2.875%, 05/08/22.............................   5,429   5,582,174

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Abbott Laboratories
    2.000%, 03/15/20............................. $ 5,683 $ 5,646,191
    2.550%, 03/15/22.............................     631     631,114
    2.950%, 03/15/25.............................  12,615  12,374,016
AbbVie, Inc.
    2.500%, 05/14/20.............................   1,656   1,684,140
    2.900%, 11/06/22.............................   2,833   2,893,380
ACE INA Holdings, Inc.
    2.700%, 03/13/23.............................   5,180   5,223,035
Actavis, Inc.
    1.875%, 10/01/17.............................   1,752   1,757,000
    3.250%, 10/01/22.............................   7,650   7,743,200
Adobe Systems, Inc.
    3.250%, 02/01/25.............................   1,942   2,008,644
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   2,590   2,764,172
Aetna, Inc.
    2.200%, 03/15/19.............................   1,203   1,223,047
    2.750%, 11/15/22.............................   8,417   8,501,220
    3.500%, 11/15/24.............................   5,422   5,607,666
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25.............................   2,590   2,536,175
Aflac, Inc.
    2.650%, 02/15/17.............................   2,079   2,107,073
    3.625%, 06/15/23.............................   3,885   4,117,245
#   3.250%, 03/17/25.............................  11,136  11,411,805
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     208     221,453
    5.000%, 07/15/20.............................     339     373,537
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     712     919,352
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   1,262   1,265,963
    2.750%, 02/03/23.............................     987   1,000,877
Airgas, Inc.
    3.050%, 08/01/20.............................     772     788,095
Alabama Power Co.
    2.800%, 04/01/25.............................   2,590   2,639,293
Albemarle Corp.
    4.150%, 12/01/24.............................   2,451   2,468,463
Allstate Corp. (The)
    3.150%, 06/15/23.............................   5,132   5,330,064
Altera Corp.
    2.500%, 11/15/18.............................   2,832   2,920,792
    4.100%, 11/15/23.............................   1,509   1,689,510
Altria Group, Inc.
    2.625%, 01/14/20.............................   5,000   5,181,970
    4.750%, 05/05/21.............................   3,710   4,203,545
Amazon.com, Inc.
    2.600%, 12/05/19.............................   1,385   1,441,558
    3.800%, 12/05/24.............................   4,921   5,419,360
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,014,936
American Express Co.
    2.650%, 12/02/22.............................   1,097   1,095,883

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.800%, 09/19/16............................. $ 1,211 $ 1,219,978
    2.250%, 08/15/19.............................     635     645,698
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,000   2,013,306
#   2.125%, 10/10/18.............................   3,016   3,075,786
American International Group, Inc.
    2.300%, 07/16/19.............................   1,176   1,190,152
    4.875%, 06/01/22.............................   1,942   2,130,931
    4.125%, 02/15/24.............................   8,687   9,129,646
American Water Capital Corp.
    3.850%, 03/01/24.............................   2,140   2,336,120
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................     529     589,672
    4.000%, 10/15/23.............................   1,765   1,881,125
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................   1,237   1,280,013
Amgen, Inc.
    2.200%, 05/22/19.............................   1,375   1,404,073
    3.625%, 05/22/24.............................   6,474   6,911,448
    3.125%, 05/01/25.............................   3,237   3,320,676
Amphenol Corp.
    2.550%, 01/30/19.............................      54      54,604
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................     891     908,291
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16.............................     204     208,018
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................   5,029   5,068,955
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   2,057   2,065,964
    5.375%, 01/15/20.............................     317     357,911
#   4.375%, 02/15/21.............................   2,590   2,887,998
    2.500%, 07/15/22.............................   5,180   5,217,716
Anthem, Inc.
    5.875%, 06/15/17.............................     161     169,043
    2.250%, 08/15/19.............................     529     536,976
    4.350%, 08/15/20.............................   1,100   1,193,619
    3.500%, 08/15/24.............................   2,739   2,809,116
Aon Corp.
    5.000%, 09/30/20.............................     819     906,052
Apache Corp.
    3.250%, 04/15/22.............................   3,237   3,223,994
    2.625%, 01/15/23.............................   1,599   1,522,349
Apple, Inc.
    1.000%, 05/03/18.............................      82      81,985
    2.100%, 05/06/19.............................   4,761   4,876,797
    2.000%, 05/06/20.............................     352     359,756
    2.400%, 05/03/23.............................   7,769   7,809,352
    3.450%, 05/06/24.............................  19,686  21,013,230
    2.500%, 02/09/25.............................   3,237   3,223,793
Applied Materials, Inc.
    4.300%, 06/15/21.............................     647     712,749

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Arizona Public Service Co.
#   8.750%, 03/01/19............................. $   212 $   252,548
    3.150%, 05/15/25.............................   6,151   6,377,800
Associated Banc-Corp
    2.750%, 11/15/19.............................      53      53,409
Assurant, Inc.
    2.500%, 03/15/18.............................     982     983,007
    4.000%, 03/15/23.............................   6,474   6,502,660
AT&T, Inc.
    2.400%, 08/15/16.............................     638     641,022
    1.600%, 02/15/17.............................     491     493,014
    5.500%, 02/01/18.............................     698     747,519
    5.800%, 02/15/19.............................     444     493,165
#   2.300%, 03/11/19.............................  10,000  10,225,600
    3.000%, 02/15/22.............................   6,399   6,544,117
    3.800%, 03/15/22.............................   5,115   5,419,496
    3.950%, 01/15/25.............................  10,000  10,531,080
    3.400%, 05/15/25.............................   7,130   7,244,037
Autodesk, Inc.
    1.950%, 12/15/17.............................     421     418,849
    3.125%, 06/15/20.............................   2,698   2,730,670
    3.600%, 12/15/22.............................   1,755   1,761,027
AutoZone, Inc.
    6.950%, 06/15/16.............................      74      74,502
    2.875%, 01/15/23.............................   3,833   3,786,544
    3.125%, 07/15/23.............................   1,285   1,296,367
Baker Hughes, Inc.
    7.500%, 11/15/18.............................      91     102,300
    3.200%, 08/15/21.............................     647     667,183
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................   3,256   3,325,949
Bank of America Corp.
    3.750%, 07/12/16.............................     560     563,057
    2.000%, 01/11/18.............................     570     572,660
    2.650%, 04/01/19.............................     635     646,589
    5.625%, 07/01/20.............................   5,000   5,618,160
    3.300%, 01/11/23.............................   4,532   4,611,034
    4.000%, 04/01/24.............................  11,457  12,029,690
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................     391     435,939
    2.150%, 02/24/20.............................   6,282   6,345,800
    3.650%, 02/04/24.............................  10,647  11,436,805
    3.000%, 02/24/25.............................   2,590   2,655,131
Baxalta, Inc.
##  2.875%, 06/23/20.............................     476     475,987
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................  13,364  13,747,427
    3.375%, 10/08/24.............................  12,544  13,328,715
BB&T Corp.
    2.150%, 03/22/17.............................     565     569,895
    1.450%, 01/12/18.............................     194     194,185
    2.450%, 01/15/20.............................   1,572   1,610,229
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,964   1,964,137
    3.250%, 06/15/23.............................   4,030   4,060,697

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.750%, 11/08/16............................. $   250 $   250,789
    3.734%, 12/15/24.............................   2,502   2,662,080
Bemis Co., Inc.
    4.500%, 10/15/21.............................     647     697,934
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20.............................     570     582,775
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      30      30,240
    1.300%, 05/15/18.............................     157     157,569
    3.000%, 05/15/22.............................   3,237   3,418,382
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................  10,000  10,101,570
    2.100%, 08/14/19.............................   2,909   2,983,851
#   3.750%, 08/15/21.............................   2,590   2,834,991
    3.400%, 01/31/22.............................   3,237   3,492,843
    3.000%, 02/11/23.............................   4,532   4,736,624
Biogen, Inc.
#   2.900%, 09/15/20.............................  14,695  15,226,680
BlackRock, Inc.
    5.000%, 12/10/19.............................     407     455,335
    4.250%, 05/24/21.............................   2,000   2,205,172
BMW US Capital LLC
    2.800%, 04/11/26.............................   2,000   2,030,496
Boeing Capital Corp.
    2.900%, 08/15/18.............................     750     779,581
Boeing Co. (The)
    8.750%, 08/15/21.............................     988   1,324,290
    2.500%, 03/01/25.............................   6,474   6,606,698
Boston Scientific Corp.
    6.000%, 01/15/20.............................   1,878   2,125,113
    2.850%, 05/15/20.............................     269     275,158
    4.125%, 10/01/23.............................   1,489   1,593,156
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,473   1,502,180
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................     846     861,195
    2.000%, 08/01/22.............................   7,643   7,688,613
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   4,714   4,772,072
Brown-Forman Corp.
    1.000%, 01/15/18.............................     680     677,629
    2.250%, 01/15/23.............................     486     482,449
Buckeye Partners L.P.
    2.650%, 11/15/18.............................     359     360,093
    4.150%, 07/01/23.............................   1,942   1,862,213
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................     416     461,516
    3.000%, 04/01/25.............................   4,329   4,490,286
    7.000%, 12/15/25.............................     868   1,158,303
Campbell Soup Co.
    4.250%, 04/15/21.............................   1,036   1,133,350
#   2.500%, 08/02/22.............................   2,252   2,250,831
    3.300%, 03/19/25.............................   4,092   4,258,491

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Capital One Bank USA NA
    2.300%, 06/05/19............................. $   529 $   527,826
Capital One Financial Corp.
    2.450%, 04/24/19.............................   1,406   1,422,051
    4.750%, 07/15/21.............................   4,144   4,563,713
    3.750%, 04/24/24.............................   3,561   3,677,826
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,155   1,159,332
    4.625%, 12/15/20.............................     647     721,967
    3.200%, 06/15/22.............................   3,885   4,064,188
Caterpillar Financial Services Corp.
    1.000%, 11/25/16.............................     295     295,426
    2.450%, 09/06/18.............................     749     770,405
Caterpillar, Inc.
    2.600%, 06/26/22.............................   3,561   3,595,759
#   3.400%, 05/15/24.............................   1,844   1,960,163
CBS Corp.
    1.950%, 07/01/17.............................     853     857,651
    2.300%, 08/15/19.............................   1,669   1,691,590
    5.750%, 04/15/20.............................     159     181,294
    3.375%, 03/01/22.............................   3,503   3,658,887
    3.500%, 01/15/25.............................   2,392   2,466,894
Celgene Corp.
    2.250%, 05/15/19.............................     317     320,647
    4.000%, 08/15/23.............................   8,333   8,940,742
    3.625%, 05/15/24.............................   3,237   3,370,924
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      54      57,089
    4.500%, 01/15/21.............................   1,942   2,067,884
CF Industries, Inc.
    6.875%, 05/01/18.............................   1,253   1,365,370
    3.450%, 06/01/23.............................   5,995   5,892,623
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     511     518,295
    3.000%, 03/10/25.............................   8,611   8,750,920
Chevron Corp.
    1.718%, 06/24/18.............................  23,141  23,375,696
    2.355%, 12/05/22.............................   6,474   6,501,476
#   3.191%, 06/24/23.............................  15,950  16,702,234
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................   5,180   5,468,930
Cigna Corp.
    4.000%, 02/15/22.............................   4,127   4,419,097
Cisco Systems, Inc.
    1.400%, 02/28/18.............................   4,800   4,835,635
    2.125%, 03/01/19.............................   2,856   2,929,402
    2.450%, 06/15/20.............................     212     220,161
    3.625%, 03/04/24.............................   1,942   2,143,558
Citigroup, Inc.
    2.500%, 09/26/18.............................   1,217   1,238,647
    2.550%, 04/08/19.............................   1,058   1,076,995
    4.500%, 01/14/22.............................   1,489   1,627,331
    3.875%, 10/25/23.............................     470     496,463
    3.750%, 06/16/24.............................   2,590   2,696,242

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                               Face
                                                              Amount^   Value+
                                                              -------   ------
                                                               (000)
UNITED STATES -- (Continued)
                3.300%, 04/27/25............................. $ 7,769 $ 7,811,139
Citizens Bank NA
                2.450%, 12/04/19.............................     442     445,237
Clorox Co. (The)
                3.500%, 12/15/24.............................   3,237   3,425,921
CME Group, Inc.
                3.000%, 03/15/25.............................     866     881,012
CMS Energy Corp.
                3.875%, 03/01/24.............................   1,745   1,868,036
                3.600%, 11/15/25.............................   3,200   3,352,842
CNA Financial Corp.
                7.350%, 11/15/19.............................     842     971,657
                5.750%, 08/15/21.............................   5,233   5,897,832
Coach, Inc.
                4.250%, 04/01/25.............................     981     993,503
Coca-Cola Co. (The)
                1.150%, 04/01/18.............................   1,372   1,378,138
                1.875%, 10/27/20.............................  20,000  20,359,840
                3.300%, 09/01/21.............................   1,716   1,852,056
                3.200%, 11/01/23.............................  13,065  14,093,059
Colgate-Palmolive Co.
                1.750%, 03/15/19.............................     185     188,940
                1.950%, 02/01/23.............................   1,942   1,965,327
Comcast Cable Communications Holdings, Inc.
                9.455%, 11/15/22.............................   2,991   4,237,380
Comcast Corp.
                6.500%, 01/15/17.............................   1,340   1,391,881
                6.300%, 11/15/17.............................     393     424,626
                5.700%, 05/15/18.............................     688     751,870
                3.375%, 08/15/25.............................   2,266   2,418,293
Comerica, Inc.
                2.125%, 05/23/19.............................   1,243   1,239,893
Computer Sciences Corp.
                4.450%, 09/15/22.............................   3,237   3,387,760
ConAgra Foods, Inc.
                1.900%, 01/25/18.............................   2,019   2,030,353
                3.200%, 01/25/23.............................   4,697   4,742,021
ConocoPhillips
                6.000%, 01/15/20                                  159     179,522
ConocoPhillips Co.
                1.050%, 12/15/17.............................   1,832   1,817,210
                1.500%, 05/15/18.............................   1,212   1,205,603
                2.400%, 12/15/22.............................   1,942   1,884,530
#               3.350%, 11/15/24.............................   4,532   4,539,206
Consolidated Edison Co. of New York, Inc.
                3.300%, 12/01/24.............................   1,295   1,354,938
Corning, Inc.
                3.700%, 11/15/23.............................   2,742   2,810,651
Costco Wholesale Corp.
                1.125%, 12/15/17.............................   1,570   1,576,826
                1.700%, 12/15/19.............................     499     507,831
                1.750%, 02/15/20.............................   1,942   1,967,081
Cox Communications, Inc.
#               3.850%, 02/01/25.............................   6,869   6,676,524

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CR Bard, Inc.
#   1.375%, 01/15/18.............................  $  381 $   381,391
#   4.400%, 01/15/21.............................     518     568,844
Crane Co.
    2.750%, 12/15/18.............................   1,545   1,572,611
CSX Corp.
    4.250%, 06/01/21.............................   4,532   4,984,566
CVS Health Corp.
    5.750%, 06/01/17.............................      30      31,510
    2.250%, 12/05/18.............................   1,880   1,923,155
    2.250%, 08/12/19.............................     635     650,531
    2.800%, 07/20/20.............................   5,000   5,191,985
    3.375%, 08/12/24.............................   9,627  10,111,642
Cytec Industries, Inc.
    3.500%, 04/01/23.............................   3,885   3,795,315
Daimler Finance North America LLC
    1.650%, 03/02/18.............................   1,439   1,441,061
    3.250%, 08/01/24.............................   2,072   2,113,131
Danaher Corp.
    1.650%, 09/15/18.............................     434     440,379
Diageo Investment Corp.
#   2.875%, 05/11/22.............................   1,133   1,183,345
Discovery Communications LLC
    5.050%, 06/01/20.............................   3,775   4,124,765
    3.300%, 05/15/22.............................   1,424   1,414,946
    3.250%, 04/01/23.............................     647     628,227
    3.450%, 03/15/25.............................   3,237   3,147,792
Dollar General Corp.
    1.875%, 04/15/18.............................   1,265   1,276,257
    3.250%, 04/15/23.............................   6,812   6,862,320
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................   7,500   7,663,650
    3.600%, 12/15/24.............................   3,237   3,329,229
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   1,268   1,271,701
    2.500%, 12/01/19.............................     932     948,257
    4.450%, 03/15/21.............................   1,554   1,685,723
    3.625%, 12/01/24.............................   1,295   1,333,969
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................   1,725   1,777,609
#   3.500%, 10/01/24.............................   7,539   7,854,726
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................     111     113,315
    2.000%, 01/15/20.............................      88      87,961
DTE Energy Co.
    2.400%, 12/01/19.............................   2,170   2,202,778
    3.850%, 12/01/23.............................     971   1,031,136
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,090   1,092,678
    5.050%, 09/15/19.............................      69      75,394
    3.050%, 08/15/22.............................   2,475   2,541,728
    3.750%, 04/15/24.............................   4,532   4,829,168
Eastman Chemical Co.
    2.400%, 06/01/17.............................     835     843,386
    2.700%, 01/15/20.............................     444     453,628

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    4.500%, 01/15/21............................. $ 1,284 $ 1,386,186
    3.600%, 08/15/22.............................     615     644,444
Eaton Corp.
    2.750%, 11/02/22.............................   1,619   1,637,724
eBay, Inc.
    1.350%, 07/15/17.............................     168     167,912
    2.200%, 08/01/19.............................     582     586,381
    2.600%, 07/15/22.............................   2,719   2,651,838
Ecolab, Inc.
    3.000%, 12/08/16.............................      63      63,754
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     972   1,069,253
    4.625%, 01/15/20.............................     152     167,310
    2.800%, 02/15/23.............................   1,678   1,697,594
Electronic Arts, Inc.
    3.700%, 03/01/21.............................   3,000   3,136,254
EMC Corp.
    1.875%, 06/01/18.............................   3,543   3,503,963
#   3.375%, 06/01/23.............................   4,095   3,412,740
EMD Finance LLC
##  2.950%, 03/19/22.............................   5,180   5,293,401
Emerson Electric Co.
    3.150%, 06/01/25.............................   5,374   5,585,881
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................     212     232,404
    5.200%, 09/01/20.............................   3,000   3,299,982
    3.900%, 02/15/24.............................   2,104   2,191,526
EOG Resources, Inc.
    5.875%, 09/15/17.............................     967   1,023,979
    4.100%, 02/01/21.............................   1,742   1,867,093
    3.150%, 04/01/25.............................   1,797   1,790,182
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................     862     869,792
    3.850%, 11/15/24.............................   1,942   2,055,343
Eversource Energy
    2.800%, 05/01/23.............................   6,344   6,372,358
Exelon Corp.
    2.450%, 04/15/21.............................   3,000   3,028,944
Exelon Generation Co. LLC
#   2.950%, 01/15/20.............................     836     848,545
#   4.250%, 06/15/22.............................   3,237   3,410,286
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   1,057   1,069,221
    3.900%, 02/15/22.............................   4,823   5,072,875
    3.500%, 06/15/24.............................   8,439   8,569,956
Exxon Mobil Corp.
    1.305%, 03/06/18.............................   1,693   1,703,498
    1.819%, 03/15/19.............................   2,816   2,858,623
    3.176%, 03/15/24.............................  23,308  24,622,734
FedEx Corp.
    2.625%, 08/01/22.............................   5,408   5,468,683
    4.000%, 01/15/24.............................   2,590   2,843,558
    3.200%, 02/01/25.............................   3,788   3,911,485

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Fidelity National Information Services, Inc.
    5.000%, 10/15/25............................. $ 5,970 $ 6,588,020
Fifth Third Bancorp
    2.300%, 03/01/19.............................   1,161   1,167,338
    3.500%, 03/15/22.............................   4,856   5,056,655
Fifth Third Bank
    1.450%, 02/28/18.............................     317     316,612
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   5,584   5,118,674
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   6,087   6,469,507
    2.459%, 03/27/20.............................     635     639,133
    4.375%, 08/06/23.............................   8,417   9,092,043
Gap, Inc. (The)
    5.950%, 04/12/21.............................   1,619   1,726,401
GATX Corp.
    2.500%, 03/15/19.............................     547     543,044
    3.250%, 03/30/25.............................   5,180   4,899,311
General Dynamics Corp.
    1.000%, 11/15/17.............................     439     439,427
    2.250%, 11/15/22.............................   4,856   4,925,917
General Electric Co.
    5.250%, 12/06/17.............................   1,066   1,138,687
#   3.375%, 03/11/24.............................   3,237   3,473,780
General Mills, Inc.
    3.150%, 12/15/21.............................   1,942   2,041,830
Georgia Power Co.
#   2.850%, 05/15/22.............................   3,851   3,966,434
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................     233     236,970
    2.050%, 04/01/19.............................     177     180,777
    3.700%, 04/01/24.............................   6,474   6,983,795
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................   6,766   7,029,800
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................      98     104,061
    6.000%, 06/15/20.............................   1,392   1,585,361
    5.250%, 07/27/21.............................   2,266   2,561,532
    4.000%, 03/03/24.............................  11,654  12,290,005
    3.750%, 05/22/25.............................   5,000   5,135,845
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................   1,295   1,410,732
Halliburton Co.
    1.000%, 08/01/16.............................     682     682,139
    3.500%, 08/01/23.............................   6,474   6,604,768
Harley Davidson, Inc.
    3.500%, 07/28/25.............................   3,635   3,808,255
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   1,189   1,198,346
Harris Corp.
    2.700%, 04/27/20.............................     503     504,417
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................   6,130   6,929,272

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hershey Co. (The)
    1.500%, 11/01/16............................. $   491 $   493,254
    1.600%, 08/21/18.............................   1,439   1,458,697
#   2.625%, 05/01/23.............................   1,960   2,015,978
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   2,187   2,237,605
    2.700%, 04/01/23.............................   1,295   1,340,743
Hormel Foods Corp.
    4.125%, 04/15/21.............................   1,496   1,645,500
HP, Inc.
    4.375%, 09/15/21.............................  12,625  13,307,432
HSBC USA, Inc.
    1.625%, 01/16/18.............................   6,077   6,075,669
    2.375%, 11/13/19.............................     317     321,062
    2.350%, 03/05/20.............................   1,058   1,067,326
    3.500%, 06/23/24.............................  12,740  13,033,389
Humana, Inc.
    2.625%, 10/01/19.............................     455     464,960
    3.850%, 10/01/24.............................   7,916   8,276,780
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,720   2,757,430
    3.150%, 03/14/21.............................   1,600   1,639,358
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................   1,959   1,959,588
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................     314     317,951
    3.500%, 03/01/24.............................   6,474   7,004,622
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................     264     298,388
Intel Corp.
    2.450%, 07/29/20.............................   1,209   1,250,114
    2.700%, 12/15/22.............................   1,942   2,007,832
Intercontinental Exchange, Inc.
#   2.500%, 10/15/18.............................   1,682   1,722,217
    4.000%, 10/15/23.............................   1,492   1,560,513
International Business Machines Corp.
#   1.950%, 02/12/19.............................   1,266   1,291,956
    1.875%, 05/15/19.............................     984     998,967
    2.250%, 02/19/21.............................  20,000  20,444,640
    3.375%, 08/01/23.............................   4,409   4,707,000
#   3.625%, 02/12/24.............................   9,712  10,518,523
International Paper Co.
    3.650%, 06/15/24.............................   1,942   2,022,177
    3.800%, 01/15/26.............................   1,062   1,107,944
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................   3,949   4,131,645
ITC Holdings Corp.
    3.650%, 06/15/24.............................   9,827  10,083,652
Jefferies Group LLC
    5.125%, 04/13/18.............................     184     191,262
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................     940   1,051,809
JM Smucker Co. (The)
    3.500%, 03/15/25.............................   5,000   5,242,740

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
John Deere Capital Corp.
    2.000%, 01/13/17............................. $   648 $   653,215
    2.050%, 03/10/20.............................   3,491   3,538,642
    2.550%, 01/08/21.............................  13,661  14,094,231
#   3.350%, 06/12/24.............................   1,554   1,646,814
Johnson & Johnson
    3.375%, 12/05/23.............................   6,474   7,128,994
Johnson Controls, Inc.
    2.600%, 12/01/16.............................     550     555,079
    3.625%, 07/02/24.............................     994   1,017,606
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................     861     864,628
    2.000%, 08/15/17.............................     172     173,664
    2.350%, 01/28/19.............................   2,126   2,164,387
    6.300%, 04/23/19.............................     232     261,530
    2.250%, 01/23/20.............................     796     801,411
    4.350%, 08/15/21.............................   2,719   2,976,062
    3.625%, 05/13/24.............................  12,273  12,838,221
    3.900%, 07/15/25.............................  11,150  11,803,591
Juniper Networks, Inc.
    3.300%, 06/15/20.............................   3,000   3,064,335
    4.600%, 03/15/21.............................   2,590   2,761,419
    4.500%, 03/15/24.............................   4,273   4,349,277
Kellogg Co.
    1.875%, 11/17/16.............................     509     512,020
    1.750%, 05/17/17.............................     431     435,315
Kerr-McGee Corp.
    6.950%, 07/01/24.............................   3,320   3,673,490
KeyBank NA
    2.500%, 12/15/19.............................     528     535,375
KeyCorp
    2.900%, 09/15/20.............................     741     757,743
    5.100%, 03/24/21.............................   4,532   5,052,768
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     497     506,716
    2.400%, 06/01/23.............................   1,942   1,987,788
KLA-Tencor Corp.
    3.375%, 11/01/19.............................     424     430,015
    4.650%, 11/01/24.............................   4,250   4,429,261
Kohl's Corp.
    3.250%, 02/01/23.............................   1,295   1,274,099
    4.750%, 12/15/23.............................   6,474   6,807,994
    4.250%, 07/17/25.............................   6,350   6,266,243
Kraft Foods Group, Inc.
    3.500%, 06/06/22.............................   9,255   9,818,787
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,617   1,649,385
    3.850%, 08/01/23.............................   7,111   7,697,686
L-3 Communications Corp.
    4.750%, 07/15/20.............................     550     588,998
    3.950%, 05/28/24.............................   2,498   2,518,958
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   2,242   2,256,371
    2.625%, 02/01/20.............................     902     911,058
    4.000%, 11/01/23.............................   3,885   4,003,741

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Lam Research Corp.
    2.750%, 03/15/20.............................  $1,058 $1,060,629
Legg Mason, Inc.
    2.700%, 07/15/19.............................     529    534,377
    3.950%, 07/15/24.............................   4,791  4,673,937
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   6,743  7,377,921
Lincoln National Corp.
    6.250%, 02/15/20.............................     117    131,468
Lockheed Martin Corp.
    2.500%, 11/23/20.............................   7,500  7,711,905
    2.900%, 03/01/25.............................   4,532  4,633,268
    3.550%, 01/15/26.............................   4,856  5,201,645
Loews Corp.
    2.625%, 05/15/23.............................   3,805  3,774,484
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................   1,295  1,372,234
    3.875%, 09/15/23.............................   2,287  2,530,200
    3.375%, 09/15/25.............................   2,849  3,048,182
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................   2,879  2,950,270
    2.875%, 02/15/23.............................   4,208  4,004,202
#   3.625%, 06/01/24.............................   3,237  3,211,538
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................   1,534  1,628,053
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................     477    483,275
    2.100%, 02/06/20.............................   3,733  3,733,444
    2.900%, 02/06/25.............................   8,028  7,901,728
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................   8,287  7,917,897
Markel Corp.
    3.625%, 03/30/23.............................   1,295  1,312,685
Marriott International, Inc.
    3.000%, 03/01/19.............................     575    589,330
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     892    900,332
    2.350%, 09/10/19.............................     529    532,860
    3.500%, 06/03/24.............................   8,417  8,620,927
MasterCard, Inc.
    2.000%, 04/01/19.............................   5,853  5,983,253
    3.375%, 04/01/24.............................   1,808  1,936,990
Mattel, Inc.
    1.700%, 03/15/18.............................     578    576,557
    2.350%, 05/06/19.............................   2,372  2,408,178
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................     646    652,863
McDonald's Corp.
    5.350%, 03/01/18.............................     392    421,736
    3.500%, 07/15/20.............................     672    717,131
    2.625%, 01/15/22.............................   1,878  1,939,360
McKesson Corp.
#   1.400%, 03/15/18.............................   1,068  1,068,560
    3.796%, 03/15/24.............................   3,399  3,629,660

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Mead Johnson Nutrition Co.
    4.125%, 11/15/25............................. $ 6,000 $ 6,416,946
Medtronic, Inc.
    3.125%, 03/15/22.............................   3,156   3,341,851
    3.625%, 03/15/24.............................     388     419,479
    3.500%, 03/15/25.............................   2,000   2,144,010
Merck & Co., Inc.
    2.800%, 05/18/23.............................   5,180   5,425,998
MetLife, Inc.
    7.717%, 02/15/19.............................     444     514,239
    3.600%, 04/10/24.............................  13,609  14,276,331
Microsoft Corp.
    1.625%, 12/06/18.............................     973     992,065
    1.850%, 02/12/20.............................   2,560   2,613,949
    2.000%, 11/03/20.............................  13,700  14,053,076
    3.625%, 12/15/23.............................   9,398  10,349,820
    2.700%, 02/12/25.............................   1,942   1,994,941
Mobil Corp.
    8.625%, 08/15/21.............................   1,303   1,738,246
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      97      97,570
#   3.500%, 05/01/22.............................   5,180   5,330,598
Mondelez International, Inc.
    2.250%, 02/01/19.............................     138     140,407
    5.375%, 02/10/20.............................     169     191,914
    4.000%, 02/01/24.............................  10,272  11,103,087
Monsanto Co.
    1.850%, 11/15/18.............................   2,959   2,992,531
    2.125%, 07/15/19.............................     264     267,702
    5.500%, 08/15/25.............................   2,266   2,608,171
Morgan Stanley
    4.750%, 03/22/17.............................   2,211   2,279,231
    7.300%, 05/13/19.............................     635     731,286
    5.500%, 07/28/21.............................   5,387   6,119,131
    3.875%, 04/29/24.............................  12,122  12,737,810
Mosaic Co. (The)
    4.250%, 11/15/23.............................   4,011   4,220,799
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................   3,237   3,204,685
    3.500%, 03/01/23.............................   3,237   3,088,130
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................   5,536   5,806,168
MUFG Union Bank NA
    3.000%, 06/06/16.............................   2,632   2,637,261
    2.625%, 09/26/18.............................   4,418   4,495,801
Mylan, Inc.
#   2.550%, 03/28/19.............................   1,415   1,417,420
    4.200%, 11/29/23.............................   4,532   4,638,099
Nasdaq, Inc.
    4.250%, 06/01/24.............................   2,849   2,941,763
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.............................   9,831   8,735,630
NetApp, Inc.
    2.000%, 12/15/17.............................     982     981,928
    3.250%, 12/15/22.............................   1,101   1,090,265

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Newell Brands, Inc.
    6.250%, 04/15/18.............................  $1,277 $1,375,840
Newell Rubbermaid, Inc.
    4.000%, 06/15/22.............................   6,559  6,832,812
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   1,109  1,122,494
    4.500%, 06/01/21.............................     838    910,587
NiSource Finance Corp.
    6.400%, 03/15/18.............................     117    126,836
    6.125%, 03/01/22.............................   4,544  5,359,421
    3.850%, 02/15/23.............................     712    753,436
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................   1,700  1,705,075
    2.550%, 03/08/21.............................   8,000  8,187,304
Noble Energy, Inc.
    4.150%, 12/15/21.............................   1,737  1,772,388
    3.900%, 11/15/24.............................   1,574  1,564,150
Nordstrom, Inc.
    4.750%, 05/01/20.............................   1,353  1,460,768
    4.000%, 10/15/21.............................     971  1,036,362
Norfolk Southern Corp.
    2.903%, 02/15/23.............................   4,532  4,607,408
Northern Trust Corp.
    3.375%, 08/23/21.............................   1,942  2,060,895
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   2,001  2,014,161
Novartis Capital Corp.
    3.400%, 05/06/24.............................   6,151  6,619,860
Nucor Corp.
    5.750%, 12/01/17.............................     236    250,446
    4.000%, 08/01/23.............................   2,466  2,581,954
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................     730    771,168
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................   5,600  5,634,121
Ohio Power Co.
    6.000%, 06/01/16.............................     196    196,686
    5.375%, 10/01/21.............................   2,335  2,686,763
Omnicom Group, Inc.
    3.650%, 11/01/24.............................   1,295  1,368,467
ONE Gas, Inc.
    2.070%, 02/01/19.............................     497    503,064
ONEOK Partners L.P.
    6.150%, 10/01/16.............................   1,147  1,163,728
Oracle Corp.
    1.200%, 10/15/17.............................     501    502,818
    2.500%, 10/15/22.............................   1,942  1,981,300
    2.950%, 05/15/25.............................   1,683  1,731,826
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      45     45,314
    1.750%, 08/14/18.............................   1,185  1,190,805
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................   3,237  3,515,916
    3.750%, 02/15/24.............................   6,578  7,123,073
#   3.500%, 06/15/25.............................   4,338  4,645,503

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Packaging Corp. of America
    4.500%, 11/01/23.............................  $3,933 $4,186,537
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................   6,164  6,522,406
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
    3.050%, 01/09/20.............................   4,721  4,739,431
PepsiCo, Inc.
    5.000%, 06/01/18.............................     920    995,489
    4.500%, 01/15/20.............................     206    228,658
    2.150%, 10/14/20.............................   5,738  5,890,711
    2.750%, 03/05/22.............................   1,556  1,624,904
    2.750%, 03/01/23.............................   4,532  4,729,468
    3.500%, 07/17/25.............................   6,474  7,007,354
Pfizer, Inc.
    2.100%, 05/15/19.............................   1,058  1,086,990
    3.000%, 06/15/23.............................   1,942  2,041,691
#   3.400%, 05/15/24.............................   6,474  6,980,513
PG&E Corp.
    2.400%, 03/01/19.............................     173    176,116
Philip Morris International, Inc.
    1.625%, 03/20/17.............................     219    220,660
    2.500%, 08/22/22.............................     974    995,158
    3.250%, 11/10/24.............................   4,001  4,273,564
Phillips 66
    4.300%, 04/01/22.............................   7,284  7,888,492
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................   6,114  6,340,713
PNC Bank NA
    1.500%, 02/23/18.............................   1,767  1,773,821
    2.400%, 10/18/19.............................     846    865,325
    2.600%, 07/21/20.............................     635    651,126
    3.300%, 10/30/24.............................   3,237  3,359,391
#   2.950%, 02/23/25.............................   8,093  8,157,347
PNC Funding Corp.
    3.300%, 03/08/22.............................     949  1,001,068
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................   4,914  5,076,830
Praxair, Inc.
    1.250%, 11/07/18.............................   1,219  1,220,446
    2.200%, 08/15/22.............................     809    810,489
Precision Castparts Corp.
    2.500%, 01/15/23.............................   5,180  5,265,211
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................   8,378  8,361,571
Private Export Funding Corp.
    4.300%, 12/15/21.............................     911  1,033,131
Procter & Gamble Co. (The)
#   1.600%, 11/15/18.............................   2,535  2,581,895
    1.850%, 02/02/21.............................   1,533  1,559,969
Progress Energy, Inc.
    4.875%, 12/01/19.............................     553    605,989
Progressive Corp. (The)
#   3.750%, 08/23/21.............................   4,403  4,757,935
Prudential Financial, Inc.
    3.000%, 05/12/16.............................     884    884,698

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    2.350%, 08/15/19.............................  $1,587 $ 1,608,802
    5.375%, 06/21/20.............................     201     224,673
    3.500%, 05/15/24.............................   9,712   9,986,325
PSEG Power LLC
    2.450%, 11/15/18.............................     529     530,483
    5.125%, 04/15/20.............................   2,269   2,457,297
#   4.300%, 11/15/23.............................   3,898   4,002,622
Puget Energy, Inc.
    6.000%, 09/01/21.............................   8,992  10,287,136
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,005,813
    2.250%, 05/20/20.............................     543     556,746
    3.450%, 05/20/25.............................   6,474   6,715,344
Quest Diagnostics, Inc.
    4.700%, 04/01/21.............................   3,885   4,242,754
    3.500%, 03/30/25.............................     388     393,344
Raytheon Co.
    6.750%, 03/15/18.............................     402     443,991
    3.125%, 10/15/20.............................   4,050   4,305,458
    2.500%, 12/15/22.............................   1,424   1,460,725
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................     971   1,055,357
    4.700%, 09/15/23.............................   3,885   4,108,694
Republic Services, Inc.
    3.800%, 05/15/18.............................     533     557,840
    5.500%, 09/15/19.............................     631     698,048
    3.550%, 06/01/22.............................   4,540   4,767,027
Reynolds American, Inc.
    2.300%, 08/21/17.............................   1,307   1,323,400
    6.875%, 05/01/20.............................   1,295   1,526,927
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................   3,855   3,913,365
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,685   1,705,314
    3.000%, 12/15/20.............................   1,300   1,340,968
Ryder System, Inc.
    2.500%, 03/01/18.............................     343     347,534
    2.450%, 09/03/19.............................   1,166   1,172,355
SCANA Corp.
    4.125%, 02/01/22.............................   1,965   2,007,401
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,350   2,387,334
    3.500%, 06/15/22.............................   2,784   2,864,037
    3.900%, 11/15/24.............................   5,439   5,573,539
Sempra Energy
    6.500%, 06/01/16.............................   1,264   1,269,219
    2.850%, 11/15/20.............................   5,400   5,529,114
    4.050%, 12/01/23.............................   4,254   4,555,596
    3.550%, 06/15/24.............................   6,604   6,825,776
Sherwin Williams Co. (The)
    3.450%, 08/01/25.............................   4,597   4,658,751
Southern Co. (The)
    2.750%, 06/15/20.............................   1,146   1,175,610
Southern Power Co.
    4.150%, 12/01/25.............................   1,450   1,513,955

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Southwest Airlines Co.
    2.750%, 11/06/19............................. $ 7,120 $ 7,317,530
    2.650%, 11/05/20.............................   5,200   5,285,966
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................   5,652   5,215,304
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................   1,937   2,085,089
St Jude Medical, Inc.
    2.800%, 09/15/20.............................     132     135,178
    3.250%, 04/15/23.............................   3,237   3,313,024
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................   3,237   3,455,015
Staples, Inc.
#   4.375%, 01/12/23.............................   1,295   1,282,770
Starbucks Corp.
    2.000%, 12/05/18.............................   1,894   1,939,534
#   2.100%, 02/04/21.............................   1,289   1,317,756
    3.850%, 10/01/23.............................   1,245   1,377,583
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     504     550,093
    3.125%, 02/15/23.............................   8,237   8,270,277
State Street Corp.
    2.550%, 08/18/20.............................   1,248   1,285,596
    4.375%, 03/07/21.............................   2,120   2,344,726
    3.300%, 12/16/24.............................  10,883  11,424,505
Stryker Corp.
    3.375%, 05/15/24.............................     518     541,467
    3.375%, 11/01/25.............................   5,985   6,224,406
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................   1,874   1,891,767
SunTrust Bank
    2.750%, 05/01/23.............................   3,172   3,124,893
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................     952     968,138
    2.900%, 03/03/21.............................   6,600   6,713,513
Symantec Corp.
    2.750%, 06/15/17.............................     491     495,979
Sysco Corp.
    2.600%, 10/01/20.............................   3,000   3,067,281
Target Corp.
#   2.300%, 06/26/19.............................   1,006   1,039,688
    2.900%, 01/15/22.............................   3,351   3,535,251
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     212     236,173
    2.950%, 04/01/22.............................   4,206   4,322,149
    3.625%, 04/01/25.............................   7,444   7,788,114
Tech Data Corp.
    3.750%, 09/21/17.............................     491     496,881
Texas Instruments, Inc.
    2.375%, 05/16/16.............................     449     449,284
    2.250%, 05/01/23.............................     665     661,186
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................     915     918,951
#   2.400%, 02/01/19.............................   1,000   1,013,592

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................  $1,132 $ 1,154,559
    4.125%, 11/01/24.............................   2,590   2,674,323
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................     810     883,800
Time Warner, Inc.
    4.750%, 03/29/21.............................   2,482   2,773,394
    4.000%, 01/15/22.............................   1,165   1,259,995
    3.550%, 06/01/24.............................   4,532   4,718,483
TJX Cos., Inc.
    2.500%, 05/15/23.............................   4,170   4,203,210
Total System Services, Inc.
    2.375%, 06/01/18.............................     475     475,255
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   2,902   2,961,607
    2.125%, 07/18/19.............................   1,900   1,943,791
    3.300%, 01/12/22.............................   6,581   7,053,628
    2.625%, 01/10/23.............................   6,474   6,594,895
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,153   2,209,968
    4.500%, 06/15/22.............................   8,092   8,953,822
Unilever Capital Corp.
    2.200%, 03/06/19.............................     138     141,893
Union Pacific Corp.
    2.250%, 02/15/19.............................     436     447,489
#   1.800%, 02/01/20.............................     846     854,332
    2.750%, 04/15/23.............................     647     665,136
    3.250%, 01/15/25.............................   9,626  10,240,129
United Technologies Corp.
    1.800%, 06/01/17.............................   1,381   1,393,516
    3.100%, 06/01/22.............................   1,900   2,007,000
    7.500%, 09/15/29.............................     622     885,354
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     169     178,205
    1.400%, 10/15/17.............................     609     611,870
    1.625%, 03/15/19.............................   4,422   4,462,077
    2.300%, 12/15/19.............................     969     995,849
    2.750%, 02/15/23.............................   8,773   8,943,459
    3.750%, 07/15/25.............................   3,367   3,649,043
Unum Group
    4.000%, 03/15/24.............................   1,295   1,302,827
    3.875%, 11/05/25.............................   2,000   1,942,658
US Bancorp
    2.200%, 04/25/19.............................   1,587   1,622,654
US Bank NA
    2.125%, 10/28/19.............................   5,708   5,810,521
Valero Energy Corp.
    6.125%, 06/15/17.............................     344     359,634
    9.375%, 03/15/19.............................     593     705,497
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   1,164   1,225,792
    2.550%, 06/17/19.............................     317     326,796
    4.600%, 04/01/21.............................   2,622   2,929,238
    5.150%, 09/15/23.............................   9,064  10,426,500

                                                    Face
                                                   Amount^   Value+
                                                   -------   ------
                                                    (000)
UNITED STATES -- (Continued)
Viacom, Inc.
     2.500%, 12/15/16............................. $   786 $   789,966
     3.500%, 04/01/17.............................   5,000   5,082,685
     2.200%, 04/01/19.............................   2,730   2,735,569
     2.750%, 12/15/19.............................     693     699,866
     4.500%, 03/01/21.............................   1,878   2,025,785
     4.250%, 09/01/23.............................     647     665,960
     3.875%, 04/01/24.............................   4,098   4,098,709
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19.............................     879     874,757
###  2.400%, 05/22/20.............................     699     692,780
Wal-Mart Stores, Inc.
     2.550%, 04/11/23.............................   5,827   6,021,622
     3.300%, 04/22/24.............................   6,782   7,342,587
Walgreen Co.
     5.250%, 01/15/19.............................      72      78,010
     3.100%, 09/15/22.............................   5,562   5,673,985
Walgreens Boots Alliance, Inc.
     3.300%, 11/18/21.............................   9,278   9,628,003
Walt Disney Co. (The)
     1.125%, 02/15/17.............................     594     595,834
     2.150%, 09/17/20.............................   1,058   1,082,868
#    3.150%, 09/17/25.............................   6,474   6,930,126
Waste Management, Inc.
     2.600%, 09/01/16.............................     532     534,893
#    4.600%, 03/01/21.............................   1,852   2,043,451
WEC Energy Group, Inc.
     2.450%, 06/15/20.............................   1,677   1,717,100
WellPoint, Inc.
     3.125%, 05/15/22.............................   3,172   3,236,170
Wells Fargo & Co.
     2.100%, 05/08/17.............................     758     766,023
     2.125%, 04/22/19.............................   1,587   1,614,717
     2.600%, 07/22/20.............................   4,500   4,612,113
     3.500%, 03/08/22.............................   8,870   9,424,508
     3.000%, 02/19/25.............................  14,354  14,404,483
Western Union Co. (The)
     5.930%, 10/01/16.............................     777     792,427
     5.253%, 04/01/20.............................   2,310   2,553,264
Whirlpool Corp.
     7.750%, 07/15/16.............................     491     497,644
     4.700%, 06/01/22.............................   1,942   2,142,836
     3.700%, 05/01/25.............................  12,588  12,978,656
Wisconsin Electric Power Co.
#    3.100%, 06/01/25.............................   3,237   3,383,202
Wm Wrigley Jr Co.
     2.900%, 10/21/19.............................     176     181,921
Wyndham Worldwide Corp.
     2.500%, 03/01/18.............................   1,021   1,022,041
     3.900%, 03/01/23.............................   7,629   7,645,883
Xerox Corp.
     2.750%, 03/15/19.............................   1,643   1,638,520
     5.625%, 12/15/19.............................     635     672,117
     4.500%, 05/15/21.............................   3,237   3,305,233
     3.800%, 05/15/24.............................   4,532   4,183,109

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^     Value+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Xilinx, Inc.
    2.125%, 03/15/19............................. $ 5,016 $    5,058,350
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................     430        438,551
Zoetis, Inc.
    3.250%, 02/01/23.............................   4,532      4,565,156
                                                          --------------
TOTAL UNITED STATES..............................          2,244,942,806
                                                          --------------
TOTAL BONDS......................................          2,906,727,316
                                                          --------------

AGENCY OBLIGATIONS -- (17.0%)
Federal Farm Credit Bank
    5.100%, 09/03/19.............................   2,695      3,053,942
    5.320%, 09/03/19.............................   6,379      7,261,713
    5.150%, 11/15/19.............................   3,354      3,806,951
    4.670%, 05/07/20.............................   1,677      1,897,650
    5.350%, 08/07/20.............................   2,007      2,338,607
    3.650%, 12/21/20.............................  13,178     14,488,658
    5.250%, 03/02/21.............................   1,827      2,126,338
    5.220%, 02/22/22.............................   1,497      1,797,738
    5.210%, 12/19/22.............................   6,349      7,706,873
    4.800%, 02/13/23.............................     583        691,999
    5.250%, 03/06/23.............................   1,797      2,216,675
    5.220%, 05/15/23.............................  14,406     17,493,825
    2.630%, 08/03/26.............................   5,827      5,982,453
    5.770%, 01/05/27.............................   1,942      2,549,193
Federal Home Loan Bank
    4.875%, 05/17/17.............................   1,620      1,690,133
    5.000%, 11/17/17.............................   9,620     10,241,529
    0.750%, 12/08/17.............................   3,600      3,596,134
    3.125%, 12/08/17.............................   5,990      6,208,180
    1.375%, 03/09/18.............................  11,185     11,293,069
    1.250%, 06/08/18.............................   9,375      9,443,775
    4.750%, 06/08/18.............................   3,170      3,420,639
    2.000%, 09/14/18.............................  14,660     15,028,626
    1.750%, 12/14/18.............................  24,920     25,412,170
    1.500%, 03/08/19.............................  11,350     11,497,175
    1.875%, 03/08/19.............................  16,720     17,131,028
    5.375%, 05/15/19.............................  16,985     19,155,887
    1.625%, 06/14/19.............................  16,120     16,408,064
    5.125%, 08/15/19.............................   1,585      1,792,158
    1.375%, 09/13/19.............................   1,495      1,508,950
    4.500%, 09/13/19.............................  11,070     12,310,870
    4.125%, 12/13/19.............................   7,785      8,591,798
    1.875%, 03/13/20.............................  37,695     38,655,657
    4.125%, 03/13/20.............................  44,635     49,491,913
    3.000%, 03/18/20.............................   5,415      5,773,749
    3.375%, 06/12/20.............................   8,535      9,241,118
    2.875%, 09/11/20.............................   4,405      4,681,801
    4.625%, 09/11/20.............................   7,680      8,733,773
    3.125%, 12/11/20.............................   1,795      1,933,529
    5.250%, 12/11/20.............................   2,260      2,646,871
    1.750%, 03/12/21.............................  12,110     12,307,865
    5.000%, 03/12/21.............................   1,555      1,810,185
    2.250%, 06/11/21.............................  20,965     21,748,546
    3.625%, 06/11/21.............................   3,005      3,320,702

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
    5.625%, 06/11/21............................. $11,075 $ 13,317,023
    2.375%, 09/10/21.............................  11,785   12,321,382
    3.000%, 09/10/21.............................   9,355   10,067,327
#   2.625%, 12/10/21.............................  32,225   34,115,512
    5.000%, 12/10/21.............................  13,625   16,149,821
    2.250%, 03/11/22.............................   2,995    3,106,097
    2.500%, 03/11/22.............................   3,295    3,462,706
    5.250%, 06/10/22.............................   2,470    2,972,638
    5.750%, 06/10/22.............................   5,840    7,199,044
    2.000%, 09/09/22.............................   4,860    4,944,933
    5.375%, 09/30/22.............................  18,980   23,170,556
    5.250%, 12/09/22.............................   4,490    5,457,613
    4.750%, 03/10/23.............................  14,735   17,534,355
    3.250%, 06/09/23.............................  10,480   11,437,945
    5.375%, 08/15/24.............................   3,855    4,834,860
    5.365%, 09/09/24.............................     600      751,782
    4.375%, 03/13/26.............................   6,020    7,137,180
    5.750%, 06/12/26.............................   4,115    5,384,033
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17.............................     491      493,841
    1.000%, 07/28/17.............................     589      591,193
    1.000%, 09/29/17.............................      90       90,313
    1.750%, 05/30/19.............................     529      540,470
    6.750%, 09/15/29.............................  16,186   23,948,482
Federal National Mortgage Association
    1.875%, 09/18/18.............................   1,499    1,533,657
    1.875%, 02/19/19.............................   1,058    1,082,770
    1.500%, 06/22/20.............................   4,549    4,594,194
    6.250%, 05/15/29.............................  33,322   47,406,710
#   7.125%, 01/15/30.............................   6,474    9,906,567
    6.625%, 11/15/30.............................   1,500    2,218,785
Tennessee Valley Authority
    6.250%, 12/15/17.............................   5,255    5,701,407
    4.500%, 04/01/18.............................  14,469   15,468,316
    1.750%, 10/15/18.............................   3,237    3,299,416
    3.875%, 02/15/21.............................  31,741   35,207,752
    1.875%, 08/15/22.............................  38,243   38,504,238
    2.875%, 09/15/24.............................  46,120   48,640,135
    6.750%, 11/01/25.............................  21,623   29,526,855
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          860,608,417
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (22.7%)
U.S. Treasury Bonds
    8.125%, 08/15/19.............................  46,571   57,282,084
    8.750%, 08/15/20.............................  25,517   33,574,257
    8.125%, 05/15/21.............................  37,017   49,322,398
    8.125%, 08/15/21.............................  35,789   48,177,023
    7.250%, 08/15/22.............................  23,959   32,270,182
    6.250%, 08/15/23.............................  51,741   68,340,416
#   7.500%, 11/15/24.............................  49,948   72,980,087
    6.875%, 08/15/25.............................  27,371   39,385,712
    6.000%, 02/15/26.............................  29,167   40,215,690
    6.750%, 08/15/26.............................  19,317   28,240,085

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
#   6.625%, 02/15/27............................. $16,173 $23,704,082
    5.250%, 11/15/28.............................  18,868  25,669,929
    5.250%, 02/15/29.............................  17,850  24,373,212
    6.125%, 08/15/29.............................  45,884  67,812,749
    6.250%, 05/15/30.............................  51,011  77,261,114
U.S. Treasury Notes
    3.125%, 05/15/19.............................  15,612  16,642,962
    1.750%, 09/30/19.............................  12,210  12,506,190
    3.625%, 02/15/20.............................  10,482  11,469,822
    1.125%, 03/31/20.............................  11,081  11,081,200
    1.125%, 04/30/20.............................   5,990   5,984,888
    3.500%, 05/15/20.............................   4,492   4,905,314
    1.875%, 06/30/20.............................  22,462  23,097,042
    2.000%, 07/31/20.............................  23,360  24,126,798
    2.000%, 09/30/20.............................  52,328  54,071,259
    3.625%, 02/15/21.............................  22,500  24,943,365
    3.125%, 05/15/21.............................  49,865  54,269,295

                                                       Face
                                                      Amount^       Value+
                                                      -------       ------
                                                       (000)
      2.000%, 10/31/21............................. $    39,757 $   41,007,365
      1.500%, 02/28/23.............................      49,300     48,991,875
      1.750%, 05/15/23.............................      54,000     54,537,894
      2.750%, 02/15/24.............................      66,662     71,927,016
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................              1,148,171,305
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              4,915,507,038
                                                                --------------

                                                      Shares
                                                      ------          -
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund...............  12,447,981    144,023,145
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,949,849,891)............................              $5,059,530,183
                                                                ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            Investments in Securities (Market Value)
                                          ---------------------------------------------
                                          Level 1    Level 2     Level 3     Total
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   96,542,493   --    $   96,542,493
  Austria................................   --         2,635,663   --         2,635,663
  Canada.................................   --       131,974,297   --       131,974,297
  Denmark................................   --        14,971,271   --        14,971,271
  Finland................................   --         4,422,604   --         4,422,604
  France.................................   --        63,556,792   --        63,556,792
  Germany................................   --        35,047,374   --        35,047,374
  Ireland................................   --         9,282,544   --         9,282,544
  Italy..................................   --         8,573,404   --         8,573,404
  Japan..................................   --        38,457,487   --        38,457,487
  Netherlands............................   --        75,995,716   --        75,995,716
  Norway.................................   --        23,799,789   --        23,799,789
  Spain..................................   --         4,984,665   --         4,984,665
  Supranational Organization Obligations.   --        21,801,508   --        21,801,508
  Sweden.................................   --        10,630,060   --        10,630,060
  Switzerland............................   --        21,169,856   --        21,169,856
  United Kingdom.........................   --        97,938,987   --        97,938,987
  United States..........................   --     2,244,942,806   --     2,244,942,806
Agency Obligations.......................   --       860,608,417   --       860,608,417
U.S. Treasury Obligations................   --     1,148,171,305   --     1,148,171,305
Securities Lending Collateral............   --       144,023,145   --       144,023,145
                                            --    --------------   --    --------------
TOTAL....................................   --    $5,059,530,183   --    $5,059,530,183
                                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                Face
                                              Amount^^^   Value+
                                              ---------   ------
                                                (000)
             U.S. TREASURY OBLIGATIONS -- (100.0%)
             Treasury Inflation Protected Security
               0.625%, 02/15/43..............  $21,372  $20,774,476
               1.375%, 02/15/44..............    8,922   10,175,870
               0.750%, 02/15/45..............   10,361   10,119,792
                                                        -----------
             TOTAL U.S. TREASURY OBLIGATIONS.            41,070,138
                                                        -----------
             TOTAL INVESTMENTS -- (100.0%)
              (Cost $37,736,024).............           $41,070,138
                                                        ===========

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ---------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------  ----------- ------- -----------
       U.S. Treasury Obligations.   --     $41,070,138   --    $41,070,138
                                    --     -----------   --    -----------
       TOTAL.....................   --     $41,070,138   --    $41,070,138
                                    ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                        Face
                                                                      Amount^^^      Value+
                                                                      ---------- --------------
                                                                        (000)
U.S. TREASURY OBLIGATIONS -- (99.7%)
Treasury Inflation Protected Security
  1.250%, 07/15/20................................................... $  164,600 $  192,065,777
  1.125%, 01/15/21...................................................    161,500    186,897,503
  0.625%, 07/15/21...................................................    210,000    231,852,905
  0.125%, 01/15/22...................................................    236,500    251,555,406
  0.125%, 07/15/22...................................................    180,500    189,435,285
  0.125%, 01/15/23...................................................    195,300    202,498,752
  0.375%, 07/15/23...................................................    161,000    169,149,561
  0.625%, 01/15/24...................................................    176,000    186,687,680
  0.125%, 07/15/24...................................................     31,000     31,151,114
  0.250%, 01/15/25...................................................    203,000    205,386,679
  2.375%, 01/15/25...................................................    135,000    202,511,970
  0.375%, 07/15/25...................................................    147,000    150,692,227
  2.000%, 01/15/26...................................................    122,800    172,106,152
  2.375%, 01/15/27...................................................    108,000    155,467,073
  1.750%, 01/15/28...................................................    107,700    141,791,710
  3.625%, 04/15/28...................................................    105,500    213,417,261
  2.500%, 01/15/29...................................................     97,500    135,639,117
  3.875%, 04/15/29...................................................     90,745    187,755,187
  3.375%, 04/15/32...................................................     47,000     91,224,153
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             3,297,285,512
                                                                                 --------------

                                                                       Shares
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.220%.  9,724,701      9,724,701
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,168,414,506)...............................................            $3,307,010,213
                                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                    ------------------------------------------------
                                     Level 1      Level 2     Level 3     Total
                                    ---------- -------------- ------- --------------
U.S. Treasury Obligations..........         -- $3,297,285,512   --    $3,297,285,512
Temporary Cash Investments......... $9,724,701             --   --         9,724,701
                                    ---------- --------------   --    --------------
TOTAL.............................. $9,724,701 $3,297,285,512   --    $3,307,010,213
                                    ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
BONDS -- (92.4%)
AUSTRALIA -- (2.7%)
Australia & New Zealand Banking Group, Ltd.
     1.875%, 10/06/17..............................  $  358 $   361,354
     1.450%, 05/15/18..............................     358     357,319
BHP Billiton Finance USA, Ltd.
     1.875%, 11/21/16..............................   1,300   1,306,305
     1.625%, 02/24/17..............................     824     827,122
Commonwealth Bank of Australia
     1.900%, 09/18/17..............................     787     792,966
     2.500%, 09/20/18..............................     916     936,415
     2.250%, 03/13/19..............................   5,000   5,066,290
National Australia Bank, Ltd.
     2.250%, 07/01/19..............................   3,500   3,541,986
Westpac Banking Corp.
     2.000%, 08/14/17..............................     501     505,992
     2.600%, 11/23/20..............................   6,000   6,133,260
                                                            -----------
TOTAL AUSTRALIA....................................          19,829,009
                                                            -----------

AUSTRIA -- (0.3%)
Austria Government International Bond
     1.750%, 06/17/16..............................     215     215,311
Oesterreichische Kontrollbank AG
     2.000%, 06/03/16..............................     272     272,289
     1.125%, 05/29/18..............................   1,431   1,433,069
                                                            -----------
TOTAL AUSTRIA......................................           1,920,669
                                                            -----------

CANADA -- (7.1%)
Bank of Montreal
     2.375%, 01/25/19..............................      24      24,497
Bank of Nova Scotia (The)
     2.350%, 10/21/20..............................   9,655   9,809,818
British Columbia, Province of Canada
     2.100%, 05/18/16..............................     358     358,215
     1.200%, 04/25/17..............................     715     717,453
Canada Government International Bond
     0.875%, 02/14/17..............................     715     715,879
Cenovus Energy, Inc.
     5.700%, 10/15/19..............................   1,580   1,638,141
Export Development Canada
     1.250%, 10/26/16..............................     785     787,112
Goldcorp, Inc.
     2.125%, 03/15/18..............................   2,000   1,985,696
Ontario, Province of Canada
     4.950%, 11/28/16..............................     715     731,023
     1.200%, 02/14/18..............................   2,831   2,831,929
     2.000%, 01/30/19..............................   5,000   5,072,650
Petro-Canada
     6.050%, 05/15/18..............................     429     458,740
Potash Corp. of Saskatchewan, Inc.
     3.250%, 12/01/17..............................     123     126,332

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
CANADA -- (Continued)
Royal Bank of Canada
     2.300%, 07/20/16.............................. $   393 $   394,413
     2.150%, 03/15/19..............................   1,700   1,725,333
     2.350%, 10/30/20..............................   6,000   6,100,482
Toronto-Dominion Bank (The)
     2.625%, 09/10/18..............................     715     733,832
     2.125%, 07/02/19..............................   7,600   7,706,263
     2.500%, 12/14/20..............................  10,000  10,205,560
                                                            -----------
TOTAL CANADA.......................................          52,123,368
                                                            -----------

DENMARK -- (0.5%)
Danske Bank A.S.
     2.750%, 09/17/20..............................   3,000   3,050,535
Kommunekredit
     1.125%, 03/15/18..............................     715     716,054
                                                            -----------
TOTAL DENMARK......................................           3,766,589
                                                            -----------

FINLAND -- (0.8%)
Municipality Finance P.L.C.
     1.125%, 04/17/18..............................   5,789   5,792,051
                                                            -----------

FRANCE -- (2.4%)
BNP Paribas SA
     2.375%, 09/14/17..............................     252     255,092
     2.375%, 05/21/20..............................   3,000   3,038,442
BPCE SA
     2.500%, 12/10/18..............................   2,200   2,240,815
     2.500%, 07/15/19..............................   2,000   2,030,128
Sanofi
     1.250%, 04/10/18..............................     744     746,851
Societe Generale SA
     2.750%, 10/12/17..............................   1,772   1,804,250
Total Capital International SA
     2.125%, 01/10/19..............................     781     794,060
     2.100%, 06/19/19..............................   7,000   7,116,851
                                                            -----------
TOTAL FRANCE.......................................          18,026,489
                                                            -----------

GERMANY -- (1.6%)
Deutsche Bank AG
     6.000%, 09/01/17..............................     862     906,626
     2.500%, 02/13/19..............................     777     780,992
     2.950%, 08/20/20..............................   1,900   1,905,508
FMS Wertmanagement AoeR
     1.000%, 11/21/17..............................   5,789   5,782,209
KFW
     2.000%, 06/01/16..............................      72      72,082
     4.875%, 01/17/17..............................     358     368,096
     0.875%, 09/05/17..............................     358     358,090
Landeskreditbank Baden- Wuerttemberg Foerderbank
     2.250%, 07/15/16..............................     558     559,780

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17.............................. $   901 $   900,667
                                                            -----------
TOTAL GERMANY......................................          11,634,050
                                                            -----------

IRELAND -- (1.4%)
GE Capital International Funding Co. Unlimited
 Co.
     2.342%, 11/15/20..............................  10,000  10,236,340
                                                            -----------

ITALY -- (0.3%)
Intesa Sanpaolo SpA
     3.875%, 01/16/18..............................   2,000   2,051,594
                                                            -----------

JAPAN -- (3.2%)
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
     2.300%, 03/05/20..............................   3,900   3,910,756
Development Bank of Japan, Inc.
     1.875%, 10/03/18..............................     594     600,293
Japan Bank for International Cooperation
     1.750%, 07/31/18..............................     358     360,125
Japan Finance Organization for Municipalities
     1.375%, 02/05/18..............................   5,000   4,988,990
Mizuho Bank, Ltd.
     1.550%, 10/17/17..............................   5,760   5,751,009
Nippon Telegraph & Telephone Corp.
     1.400%, 07/18/17..............................     102     102,084
Nomura Holdings, Inc.
     2.000%, 09/13/16..............................   1,528   1,532,989
     2.750%, 03/19/19..............................   1,500   1,521,207
Sumitomo Mitsui Banking Corp.
     2.450%, 01/10/19..............................   2,673   2,712,903
     2.450%, 01/16/20..............................   2,000   2,026,434
                                                            -----------
TOTAL JAPAN........................................          23,506,790
                                                            -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
     1.375%, 03/19/18..............................   1,790   1,799,503
     1.875%, 06/11/19..............................   5,000   5,080,540
Cooperatieve Rabobank UA
     2.250%, 01/14/19..............................   3,356   3,416,076
Deutsche Telekom International Finance BV
     6.000%, 07/08/19..............................     934   1,053,299
Koninklijke Philips NV
     5.750%, 03/11/18..............................   1,164   1,248,990
LyondellBasell Industries NV
     5.000%, 04/15/19..............................   1,650   1,780,558
Nederlandse Waterschapsbank NV
     2.125%, 06/16/16..............................     429     429,824
Shell International Finance BV
     1.125%, 08/21/17..............................     358     358,219
     2.000%, 11/15/18..............................   5,709   5,813,041
                                                            -----------
TOTAL NETHERLANDS..................................          20,980,050
                                                            -----------

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NORWAY -- (0.5%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................  $  286 $   286,058
    1.000%, 03/15/18.............................   2,146   2,143,098
Statoil ASA
    1.200%, 01/17/18.............................     168     167,672
    1.150%, 05/15/18.............................     236     234,815
    1.950%, 11/08/18.............................     715     723,190
                                                          -----------
TOTAL NORWAY.....................................           3,554,833
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................   4,250   4,700,780
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.7%)
African Development Bank
    1.125%, 03/15/17.............................     501     502,503
Asian Development Bank
    1.125%, 03/15/17.............................     358     358,995
    1.750%, 09/11/18.............................     639     650,438
    1.875%, 04/12/19.............................   5,000   5,105,700
European Bank for Reconstruction & Development
    1.750%, 06/14/19.............................   5,000   5,081,085
European Investment Bank
#   4.875%, 01/17/17.............................     358     368,189
    1.125%, 09/15/17.............................     215     215,651
    2.875%, 09/15/20.............................   2,000   2,120,122
    1.625%, 12/15/20.............................   3,000   3,019,812
Inter-American Development Bank
    1.125%, 03/15/17.............................      59      59,200
    0.875%, 03/15/18.............................     715     714,660
International Bank for Reconstruction &
 Development
    1.000%, 09/15/16.............................     143     143,213
    0.875%, 04/17/17.............................     859     860,824
International Finance Corp.
    0.875%, 06/15/18.............................     215     214,517
Nordic Investment Bank
    0.750%, 01/17/18.............................     787     784,518
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          20,199,427
                                                          -----------

SWEDEN -- (0.2%)
Svensk Exportkredit AB
    2.125%, 07/13/16.............................     715     716,999
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................     700     712,077
    2.500%, 01/25/19.............................     358     367,424
                                                          -----------
TOTAL SWEDEN.....................................           1,796,500
                                                          -----------

SWITZERLAND -- (0.7%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   2,000   2,000,238
    2.300%, 05/28/19.............................     625     632,675

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount^   Value+
                                                    -------   ------
                                                     (000)
SWITZERLAND -- (Continued)
UBS AG
     1.375%, 08/14/17..............................  $2,000 $ 1,997,612
     2.375%, 08/14/19..............................     667     678,554
                                                            -----------
TOTAL SWITZERLAND..................................           5,309,079
                                                            -----------

UNITED KINGDOM -- (2.4%)
Abbey National Treasury Services P.L.C.
     2.375%, 03/16/20..............................   4,600   4,624,748
Barclays P.L.C.
     2.750%, 11/08/19..............................   2,000   2,000,766
     3.250%, 01/12/21..............................   1,500   1,510,672
BP Capital Markets P.L.C.
     2.248%, 11/01/16..............................      21      21,143
     1.846%, 05/05/17..............................     250     251,785
British Telecommunications P.L.C.
     1.250%, 02/14/17..............................     272     272,043
Diageo Capital P.L.C.
     1.500%, 05/11/17..............................     890     895,042
Lloyds Bank P.L.C.
     4.200%, 03/28/17..............................     780     800,827
     1.750%, 05/14/18..............................   2,790   2,791,875
Nationwide Building Society
     2.350%, 01/21/20..............................   4,000   4,028,492
Network Rail Infrastructure Finance P.L.C.
     1.250%, 08/31/16..............................     329     329,543
                                                            -----------
TOTAL UNITED KINGDOM...............................          17,526,936
                                                            -----------

UNITED STATES -- (62.1%)
ABB Finance USA, Inc.
     1.625%, 05/08/17..............................     189     190,073
Abbott Laboratories
     4.125%, 05/27/20..............................   2,000   2,148,552
AbbVie, Inc.
     2.500%, 05/14/20..............................   3,000   3,050,979
Actavis, Inc.
     1.875%, 10/01/17..............................   1,276   1,279,642
Aetna, Inc.
     2.200%, 03/15/19..............................   3,340   3,395,658
Aflac, Inc.
     2.650%, 02/15/17..............................   1,515   1,535,457
Agilent Technologies, Inc.
     6.500%, 11/01/17..............................     153     162,896
Air Products & Chemicals, Inc.
     2.000%, 08/02/16..............................     919     921,886
Airgas, Inc.
     2.375%, 02/15/20..............................   4,000   4,040,396
Altera Corp.
     2.500%, 11/15/18..............................   3,000   3,094,059
Amazon.com, Inc.
     2.600%, 12/05/19..............................   2,700   2,810,257
American Express Credit Corp.
     2.800%, 09/19/16..............................   1,481   1,491,980
     2.125%, 03/18/19..............................   2,000   2,028,958
     2.375%, 05/26/20..............................     800     816,399

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Honda Finance Corp.
    2.125%, 10/10/18.............................  $2,196 $2,239,531
    2.450%, 09/24/20.............................   3,000  3,092,604
American International Group, Inc.
    2.300%, 07/16/19.............................   2,062  2,086,814
    3.375%, 08/15/20.............................   3,000  3,103,266
Ameriprise Financial, Inc.
    7.300%, 06/28/19.............................   1,360  1,577,544
    5.300%, 03/15/20.............................   1,000  1,114,691
Amgen, Inc.
    2.125%, 05/15/17.............................   1,000  1,010,402
    2.200%, 05/22/19.............................   4,311  4,402,152
Amphenol Corp.
    2.550%, 01/30/19.............................   3,800  3,842,514
Anheuser-Busch Cos. LLC
    5.050%, 10/15/16.............................     379    386,464
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,717  1,724,483
    5.375%, 01/15/20.............................   1,510  1,704,876
Anthem, Inc.
    5.875%, 06/15/17.............................     117    122,845
    1.875%, 01/15/18.............................   3,000  3,012,540
Aon Corp.
    5.000%, 09/30/20.............................   2,710  2,998,049
Assurant, Inc.
    2.500%, 03/15/18.............................     715    715,733
AT&T, Inc.
    2.400%, 08/15/16.............................     465    467,202
    1.600%, 02/15/17.............................     358    359,468
    5.800%, 02/15/19.............................   3,000  3,332,196
    2.450%, 06/30/20.............................   1,331  1,349,855
Autodesk, Inc.
    1.950%, 12/15/17.............................      75     74,617
AutoZone, Inc.
    6.950%, 06/15/16.............................      54     54,366
Baker Hughes, Inc.
    7.500%, 11/15/18.............................      66     74,196
Bank of America Corp.
    3.750%, 07/12/16.............................     715    718,903
    2.000%, 01/11/18.............................     415    416,936
    2.600%, 01/15/19.............................   2,000  2,034,626
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,018,397
    2.200%, 05/15/19.............................   1,500  1,528,804
    4.600%, 01/15/20.............................   1,200  1,319,472
    2.150%, 02/24/20.............................   1,200  1,212,187
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   2,500  2,571,727
BB&T Corp.
    2.150%, 03/22/17.............................     411    414,561
    1.450%, 01/12/18.............................     141    141,135
    6.850%, 04/30/19.............................   2,000  2,280,634
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,431  1,431,100

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................  $   72 $   72,575
    1.300%, 05/15/18.............................   4,264  4,279,453
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.............................     358    359,683
    1.900%, 01/31/17.............................     358    361,155
BlackRock, Inc.
    5.000%, 12/10/19.............................   2,000  2,237,520
Boeing Capital Corp.
    2.900%, 08/15/18.............................     546    567,535
Boston Scientific Corp.
    2.650%, 10/01/18.............................   2,000  2,039,218
    6.000%, 01/15/20.............................     500    565,792
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,073  1,094,256
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   1,500  1,526,941
Brown-Forman Corp.
    1.000%, 01/15/18.............................     495    493,274
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,310  1,384,198
    2.650%, 11/15/18.............................     261    261,795
Campbell Soup Co.
    3.050%, 07/15/17.............................   1,500  1,536,504
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,000  1,995,560
Capital One Financial Corp.
    2.450%, 04/24/19.............................     900    910,274
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,919  1,926,198
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     545    560,575
CBS Corp.
    1.950%, 07/01/17.............................     621    624,386
    2.300%, 08/15/19.............................   2,000  2,027,070
Celgene Corp.
    2.250%, 05/15/19.............................   2,000  2,023,010
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      39     41,231
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,413  2,629,400
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     372    377,310
Chevron Corp.
    1.104%, 12/05/17.............................     383    383,234
    1.718%, 06/24/18.............................   1,907  1,926,341
    2.419%, 11/17/20.............................   2,000  2,057,812
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................     425    434,847
Citigroup, Inc.
    2.500%, 09/26/18.............................     501    509,911
    2.400%, 02/18/20.............................   3,000  3,023,340
Colgate-Palmolive Co.
    1.500%, 11/01/18.............................   5,393  5,464,846

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Comcast Corp.
    6.500%, 01/15/17.............................  $1,122 $1,165,440
    6.300%, 11/15/17.............................     286    309,015
    5.700%, 05/15/18.............................     501    547,510
Comerica, Inc.
    2.125%, 05/23/19.............................   1,450  1,446,375
ConAgra Foods, Inc.
    1.900%, 01/25/18.............................   2,171  2,183,208
ConocoPhillips
    6.000%, 01/15/20.............................   1,300  1,467,788
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,334  1,323,231
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   1,216  1,221,287
    1.750%, 02/15/20.............................   1,775  1,797,924
CR Bard, Inc.
    1.375%, 01/15/18.............................     277    277,284
Crane Co.
    2.750%, 12/15/18.............................     608    618,866
CVS Health Corp.
    5.750%, 06/01/17.............................      22     23,107
    2.250%, 08/12/19.............................   2,500  2,561,145
Daimler Finance North America LLC
    1.450%, 08/01/16.............................   1,500  1,501,710
    2.700%, 08/03/20.............................   3,085  3,157,115
Danaher Corp.
    1.650%, 09/15/18.............................     990  1,004,550
Dollar General Corp.
    1.875%, 04/15/18.............................     921    929,196
Dominion Resources, Inc.
    1.950%, 08/15/16.............................   1,073  1,076,132
    2.500%, 12/01/19.............................   3,500  3,561,050
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................   1,000  1,020,854
DTE Energy Co.
    2.400%, 12/01/19.............................   4,000  4,060,420
Duke Energy Corp.
    1.625%, 08/15/17.............................     794    795,951
    2.100%, 06/15/18.............................   1,300  1,313,040
Eastman Chemical Co.
    2.400%, 06/01/17.............................     608    614,106
eBay, Inc.
    1.350%, 07/15/17.............................     123    122,935
    2.200%, 08/01/19.............................   4,346  4,378,712
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................   1,000  1,024,659
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     708    778,839
EMC Corp.
    1.875%, 06/01/18.............................   1,767  1,747,531
Enterprise Products Operating LLC
    6.650%, 04/15/18.............................   2,000  2,174,984
EOG Resources, Inc.
    5.875%, 09/15/17.............................     705    746,541
Eversource Energy
    1.450%, 05/01/18.............................   1,235  1,232,616

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................  $2,600 $2,639,016
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000  2,023,124
Exxon Mobil Corp.
    0.921%, 03/15/17.............................   2,000  2,003,656
    1.819%, 03/15/19.............................   5,472  5,554,824
    1.912%, 03/06/20.............................   2,400  2,424,598
Fifth Third Bank
    1.450%, 02/28/18.............................   3,000  2,996,325
Fiserv, Inc.
    2.700%, 06/01/20.............................   2,000  2,050,742
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   1,120  1,100,239
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,524  1,619,768
    2.375%, 03/12/19.............................   1,300  1,315,229
GATX Corp.
    1.250%, 03/04/17.............................   1,500  1,492,764
    2.500%, 07/30/19.............................     200    201,059
General Dynamics Corp.
    1.000%, 11/15/17.............................     551    551,536
General Electric Capital Corp.
    2.950%, 05/09/16.............................     286    286,099
Georgia Power Co.
    4.250%, 12/01/19.............................   2,130  2,317,638
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   1,000  1,038,574
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   2,381  2,528,255
Halliburton Co.
    1.000%, 08/01/16.............................     651    651,133
    2.000%, 08/01/18.............................   3,970  4,001,839
Harris Corp.
    2.700%, 04/27/20.............................   3,000  3,008,451
Hershey Co. (The)
    1.500%, 11/01/16.............................     358    359,644
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.............................   3,800  3,936,412
Home Depot, Inc. (The)
    2.250%, 09/10/18.............................   2,000  2,056,278
    2.000%, 06/15/19.............................   3,200  3,274,045
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,130  1,129,753
    2.375%, 11/13/19.............................   3,281  3,323,043
Humana, Inc.
    2.625%, 10/01/19.............................   3,000  3,065,667
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   1,043  1,057,353
Huntington National Bank (The)
    2.400%, 04/01/20.............................   2,600  2,586,875
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,000  2,260,518
Intel Corp.
    2.450%, 07/29/20.............................     127    131,319

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
    1.250%, 02/08/18.............................  $  100 $  100,405
#   1.950%, 02/12/19.............................     537    548,010
Intuit, Inc.
    5.750%, 03/15/17.............................   1,300  1,349,029
Jefferies Group LLC
    5.125%, 04/13/18.............................     134    139,289
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   3,320  3,389,810
John Deere Capital Corp.
    2.000%, 01/13/17.............................     472    475,799
    1.200%, 10/10/17.............................   1,074  1,077,210
    2.050%, 03/10/20.............................   2,000  2,027,294
Johnson Controls, Inc.
    2.600%, 12/01/16.............................     401    404,703
JPMorgan Chase & Co.
    3.150%, 07/05/16.............................     859    862,620
    2.000%, 08/15/17.............................     125    126,209
    2.350%, 01/28/19.............................   3,000  3,054,168
Kellogg Co.
    1.875%, 11/17/16.............................     371    373,201
    1.750%, 05/17/17.............................     314    317,144
KeyBank NA
    1.100%, 11/25/16.............................     859    859,753
    1.650%, 02/01/18.............................   2,000  2,002,568
KeyCorp
    2.900%, 09/15/20.............................   2,000  2,045,190
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,000  2,039,100
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   1,800  1,825,535
Kroger Co. (The)
    1.200%, 10/17/16.............................     480    480,779
    6.400%, 08/15/17.............................   1,170  1,246,643
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,633  1,643,468
Lam Research Corp.
    2.750%, 03/15/20.............................   2,800  2,806,958
Legg Mason, Inc.
    2.700%, 07/15/19.............................   3,000  3,030,492
Lockheed Martin Corp.
    2.125%, 09/15/16.............................      95     95,484
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................   2,970  3,053,885
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   4,225  4,225,503
Marriott International, Inc.
    3.000%, 03/01/19.............................   2,960  3,033,766
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     650    656,072
    2.350%, 03/06/20.............................   2,000  2,024,298
MasterCard, Inc.
    2.000%, 04/01/19.............................   4,050  4,140,129

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Mattel, Inc.
    2.350%, 05/06/19.............................  $5,000 $5,076,260
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   2,000  2,021,248
McDonald's Corp.
    5.350%, 03/01/18.............................     286    307,695
    5.000%, 02/01/19.............................   4,506  4,913,293
McKesson Corp.
    1.400%, 03/15/18.............................   2,740  2,741,436
Microsoft Corp.
    2.000%, 11/03/20.............................   3,500  3,590,202
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   2,429  2,443,280
Mondelez International, Inc.
    2.250%, 02/01/19.............................   1,000  1,017,445
Monsanto Co.
    1.850%, 11/15/18.............................   2,155  2,179,420
    2.125%, 07/15/19.............................   2,550  2,585,754
Morgan Stanley
    4.750%, 03/22/17.............................   1,829  1,885,443
    2.375%, 07/23/19.............................   3,000  3,037,224
Mylan, Inc.
    2.550%, 03/28/19.............................   1,097  1,098,876
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.............................   2,484  2,741,767
NetApp, Inc.
    2.000%, 12/15/17.............................     715    714,948
Newell Brands, Inc.
    6.250%, 04/15/18.............................     930  1,001,982
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   2,950  2,985,896
NiSource Finance Corp.
    6.400%, 03/15/18.............................      86     93,230
    6.800%, 01/15/19.............................     396    446,509
Nissan Motor Acceptance Corp.
    2.125%, 03/03/20.............................   2,250  2,256,716
Nordstrom, Inc.
    6.250%, 01/15/18.............................   3,094  3,332,885
    4.750%, 05/01/20.............................     350    377,878
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   1,554  1,564,221
Nucor Corp.
    5.750%, 12/01/17.............................   4,612  4,894,301
NYSE Euronext
    2.000%, 10/05/17.............................   1,350  1,362,069
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................     705    710,950
Ohio Power Co.
    6.000%, 06/01/16.............................     143    143,501
ONEOK Partners L.P.
    6.150%, 10/01/16.............................     836    848,192
Oracle Corp.
    2.250%, 10/08/19.............................   2,000  2,061,604
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      33     33,230
    1.400%, 05/18/18.............................   3,250  3,262,217

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PepsiCo, Inc.
    5.000%, 06/01/18.............................  $  670 $  724,976
    2.250%, 01/07/19.............................   1,000  1,027,733
    2.150%, 10/14/20.............................   3,000  3,079,842
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,252  1,266,968
PG&E Corp.
    2.400%, 03/01/19.............................   2,074  2,111,357
PNC Bank NA
    2.400%, 10/18/19.............................   4,000  4,091,372
PNC Funding Corp.
    2.700%, 09/19/16.............................   1,000  1,005,644
Praxair, Inc.
#   1.250%, 11/07/18.............................     888    889,053
Prudential Financial, Inc.
    3.000%, 05/12/16.............................   1,294  1,295,022
    5.375%, 06/21/20.............................   3,000  3,353,334
PSEG Power LLC
    2.450%, 11/15/18.............................   2,499  2,506,007
QUALCOMM, Inc.
    2.250%, 05/20/20.............................   3,000  3,075,945
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................   1,300  1,323,604
    2.500%, 03/30/20.............................   3,630  3,658,448
Raytheon Co.
    6.750%, 03/15/18.............................     293    323,605
Republic Services, Inc.
    3.800%, 05/15/18.............................     388    406,082
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     135    136,628
Ryder System, Inc.
    2.500%, 03/01/18.............................     250    253,305
    2.350%, 02/26/19.............................   2,000  2,014,372
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,369  2,406,636
Sempra Energy
    6.500%, 06/01/16.............................     921    924,803
Southwest Airlines Co.
    2.750%, 11/06/19.............................     426    437,819
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   3,500  3,584,266
Starbucks Corp.
    2.000%, 12/05/18.............................   1,183  1,211,440
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     367    400,564
State Street Corp.
    4.375%, 03/07/21.............................   2,000  2,212,006
Stryker Corp.
    1.300%, 04/01/18.............................   1,500  1,499,074
Symantec Corp.
    2.750%, 06/15/17.............................     358    361,630
    4.200%, 09/15/20.............................   2,000  2,082,328
Sysco Corp.
    2.600%, 10/01/20.............................   3,970  4,059,035

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Target Corp.
    2.300%, 06/26/19.............................  $3,000 $3,100,461
Tech Data Corp.
    3.750%, 09/21/17.............................     358    362,288
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................   2,166  2,175,353
TIAA Asset Management Finance Co. LLC
    2.950%, 11/01/19.............................   3,890  3,967,520
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................     500    545,556
Time Warner, Inc.
    2.100%, 06/01/19.............................   2,000  2,030,262
Total System Services, Inc.
    2.375%, 06/01/18.............................   3,000  3,001,608
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................     572    583,749
    1.900%, 04/08/21.............................   2,000  2,001,548
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000  2,052,920
Unilever Capital Corp.
    2.200%, 03/06/19.............................   1,000  1,028,212
Union Pacific Corp.
    2.250%, 02/15/19.............................   1,400  1,436,890
United Technologies Corp.
    1.800%, 06/01/17.............................   1,006  1,015,117
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     200    210,894
    1.400%, 10/15/17.............................   1,444  1,450,804
    2.300%, 12/15/19.............................   1,400  1,438,791
US Bancorp
    1.950%, 11/15/18.............................   1,000  1,017,940
    2.200%, 04/25/19.............................   2,000  2,044,932
Valero Energy Corp.
    6.125%, 06/15/17.............................     251    262,408
Verizon Communications, Inc.
    3.650%, 09/14/18.............................     690    726,629
    2.550%, 06/17/19.............................   1,000  1,030,901
    4.500%, 09/15/20.............................   1,750  1,934,749
Viacom, Inc.
    2.500%, 12/15/16.............................     572    574,886
    2.200%, 04/01/19.............................   2,000  2,004,080
Volkswagen Group of America Finance LLC
    2.400%, 05/22/20.............................   4,000  3,964,408
Wal-Mart Stores, Inc.
    5.375%, 04/05/17.............................     448    467,272
    1.950%, 12/15/18.............................     490    502,917
Walgreen Co.
    5.250%, 01/15/19.............................       8      8,668
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   2,000  2,067,744
Walt Disney Co. (The)
    1.500%, 09/17/18.............................   3,000  3,036,333
Waste Management, Inc.
    2.600%, 09/01/16.............................   1,465  1,472,967

                                                      Face
                                                     Amount^     Value+
                                                     -------     ------
                                                      (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
       2.625%, 12/15/16............................. $    762 $    770,307
       2.100%, 05/08/17.............................      552      557,842
       2.150%, 01/30/20.............................    3,000    3,034,074
Western Union Co. (The)
       5.930%, 10/01/16.............................      566      577,237
Whirlpool Corp.
       7.750%, 07/15/16.............................      358      362,844
Wyndham Worldwide Corp.
       2.500%, 03/01/18.............................    1,805    1,806,841
Xerox Corp.
       2.950%, 03/15/17.............................    2,000    2,020,006
Xilinx, Inc.
       2.125%, 03/15/19.............................    2,500    2,521,107
                                                              ------------
TOTAL UNITED STATES.................................           455,842,372
                                                              ------------
TOTAL BONDS.........................................           678,796,926
                                                              ------------

AGENCY OBLIGATIONS -- (4.5%)
Federal Home Loan Mortgage Corporation
       1.000%, 09/29/17.............................       66       66,230
       3.750%, 03/27/19.............................    4,000    4,314,196
       1.750%, 05/30/19.............................    4,000    4,086,732
Federal National Mortgage Association
       1.625%, 01/21/20.............................    3,000    3,051,225
       1.500%, 06/22/20.............................   16,300   16,461,940
#      1.875%, 12/28/20.............................    4,000    4,091,940
Tennessee Valley Authority
       1.750%, 10/15/18.............................      715      728,787
                                                              ------------
TOTAL AGENCY OBLIGATIONS............................            32,801,050
                                                              ------------

U.S. TREASURY OBLIGATIONS -- (2.5%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/19.............................    3,010    3,110,118
^^^++  0.125%, 04/15/20.............................   13,308   13,747,774
^^^    1.125%, 01/15/21.............................    1,000    1,157,260
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................            18,015,152
                                                              ------------
TOTAL INVESTMENT SECURITIES.........................           729,613,128
                                                              ------------

                                                     Shares
                                                     ------        -
SECURITIES LENDING COLLATERAL -- (0.6%)
(S)@   DFA Short Term Investment Fund...............  410,724    4,752,075
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $727,374,143)...............................           $734,365,203
                                                              ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 19,829,009    --    $ 19,829,009
  Austria................................   --       1,920,669    --       1,920,669
  Canada.................................   --      52,123,368    --      52,123,368
  Denmark................................   --       3,766,589    --       3,766,589
  Finland................................   --       5,792,051    --       5,792,051
  France.................................   --      18,026,489    --      18,026,489
  Germany................................   --      11,634,050    --      11,634,050
  Ireland................................   --      10,236,340    --      10,236,340
  Italy..................................   --       2,051,594    --       2,051,594
  Japan..................................   --      23,506,790    --      23,506,790
  Netherlands............................   --      20,980,050    --      20,980,050
  Norway.................................   --       3,554,833    --       3,554,833
  Spain..................................   --       4,700,780    --       4,700,780
  Supranational Organization Obligations.   --      20,199,427    --      20,199,427
  Sweden.................................   --       1,796,500    --       1,796,500
  Switzerland............................   --       5,309,079    --       5,309,079
  United Kingdom.........................   --      17,526,936    --      17,526,936
  United States..........................   --     455,842,372    --     455,842,372
Agency Obligations.......................   --      32,801,050    --      32,801,050
U.S. Treasury Obligations................   --      18,015,152    --      18,015,152
Securities Lending Collateral............   --       4,752,075    --       4,752,075
Swap Agreements**........................   --     (11,822,156)   --     (11,822,156)
                                            --    ------------    --    ------------
TOTAL....................................   --    $722,543,047    --    $722,543,047
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (99.4%)
ALABAMA -- (1.7%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $2,250 $2,625,885
     5.000%, 08/01/23..............................  2,200  2,753,894
                                                           ----------
TOTAL ALABAMA......................................         5,379,779
                                                           ----------

ALASKA -- (1.8%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18..............................    500    522,580
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................    900  1,071,792
     5.000%, 09/01/23..............................    600    741,864
Municipality of Anchorage (GO) Series D
     5.000%, 09/01/23..............................  2,585  3,196,197
                                                           ----------
TOTAL ALASKA.......................................         5,532,433
                                                           ----------

ARIZONA -- (1.5%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................  1,500  1,686,735
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................  1,400  1,612,254
Maricopa County High School District
 No. 210-Phoenix (GO)
     3.000%, 07/01/23..............................    650    714,084
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................    805    880,219
                                                           ----------
TOTAL ARIZONA......................................         4,893,292
                                                           ----------

ARKANSAS -- (1.0%)
Arkansas State (GO)
     5.000%, 04/01/21..............................  2,600  3,088,670
                                                           ----------

CALIFORNIA -- (1.3%)
California State (GO) Series B
     5.000%, 09/01/25..............................  3,140  4,036,250
                                                           ----------

COLORADO -- (1.4%)
Boulder County (RB)
     5.000%, 07/15/18..............................    100    109,105
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................    200    210,766
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     4.000%, 12/01/18..............................    300    324,417
     5.000%, 12/01/24..............................    900  1,143,441
El Paso County School District No. 20 Academy
 (GO)
     5.000%, 12/15/21..............................  1,240  1,499,557

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
    5.250%, 12/15/24............................. $1,000 $1,294,460
                                                         ----------
TOTAL COLORADO...................................         4,581,746
                                                         ----------

CONNECTICUT -- (0.9%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................    600    659,406
    5.000%, 10/15/19.............................    300    339,687
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................  1,000  1,084,740
Connecticut State (GO) Series E
    4.000%, 08/15/17.............................    700    729,484
                                                         ----------
TOTAL CONNECTICUT................................         2,813,317
                                                         ----------

DELAWARE -- (1.5%)
New Castle County (GO) Series B
    5.000%, 07/15/22.............................  1,450  1,779,077
New County Castle (GO)
    5.000%, 10/01/23.............................  2,275  2,860,335
                                                         ----------
TOTAL DELAWARE...................................         4,639,412
                                                         ----------

DISTRICT OF COLUMBIA -- (0.7%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  1,900  2,206,014
                                                         ----------

FLORIDA -- (2.0%)
Florida State (GO) Series B
    5.000%, 06/01/20.............................  3,300  3,831,531
    5.000%, 06/01/23.............................    650    808,574
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17.............................    750    787,583
Miami-Dade County (GO)
    4.250%, 10/01/16.............................  1,000  1,015,360
                                                         ----------
TOTAL FLORIDA....................................         6,443,048
                                                         ----------

GEORGIA -- (2.4%)
Georgia State (GO) Series C
    5.000%, 07/01/17.............................  1,800  1,892,124
    5.000%, 10/01/21.............................  2,490  3,001,421
Georgia State (GO) Series I
++  5.000%, 07/01/20.............................  2,345  2,735,466
                                                         ----------
TOTAL GEORGIA....................................         7,629,011
                                                         ----------

HAWAII -- (2.4%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.............................  2,150  2,685,973
    5.000%, 10/01/25.............................    450    581,774
Hawaii State (GO) Series DK
    5.000%, 05/01/17.............................    700    730,618

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
HAWAII -- (Continued)
Hawaii State (GO) Series EF
     5.000%, 11/01/22.............................. $  300 $  368,886
Hawaii State (GO) Series EH
     5.000%, 08/01/23..............................  2,500  3,109,900
                                                           ----------
TOTAL HAWAII.......................................         7,477,151
                                                           ----------

IOWA -- (0.3%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19..............................    910  1,024,669
                                                           ----------

KANSAS -- (2.5%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................    600    721,728
City of Lenexa (GO) Series B
     5.000%, 09/01/20..............................  1,610  1,885,632
City of Wichita (GO) Series A
     5.000%, 12/01/20..............................  3,000  3,532,350
Johnson County (GO) Series B
     5.000%, 09/01/22..............................  1,405  1,728,276
Kansas State Department of Transportation (RB)
 Series C
     5.000%, 09/01/19..............................    125    142,014
                                                           ----------
TOTAL KANSAS.......................................         8,010,000
                                                           ----------

KENTUCKY -- (0.5%)
Louisville Water Co (RB)
     4.000%, 11/15/17..............................  1,605  1,687,256
                                                           ----------

LOUISIANA -- (2.1%)
Louisiana State (GO) Series A
     5.000%, 08/01/18..............................  4,000  4,375,280
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................    250    298,975
     5.000%, 08/01/23..............................  1,100  1,338,799
Louisiana State (GO) Series D-2
     5.000%, 12/01/21..............................    600    711,552
                                                           ----------
TOTAL LOUISIANA....................................         6,724,606
                                                           ----------

MARYLAND -- (7.4%)
Anne Arundel County (GO)
     5.000%, 04/01/23..............................  4,000  4,980,760
Baltimore County (GO)
     5.000%, 08/01/21..............................    500    599,895
City of Baltimore (GO) Series B
     5.000%, 10/15/22..............................    645    790,789
City of Frederick (GO) Series C
     5.000%, 03/01/27..............................  3,100  4,057,435
Harford County (GO) Series A
     5.000%, 09/15/20..............................    900  1,054,179
Maryland State (GO)
     5.000%, 03/01/19..............................  1,000  1,118,870
Maryland State (GO) Series B
     4.000%, 08/01/23..............................    985  1,168,220
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................    650    715,410

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MARYLAND -- (Continued)
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18............................. $  650 $   707,896
    5.000%, 06/01/24.............................  4,325   5,521,208
Worcester County (GO) Series B
    4.000%, 08/01/21.............................  2,255   2,584,681
                                                         -----------
TOTAL MARYLAND...................................         23,299,343
                                                         -----------

MASSACHUSETTS -- (5.9%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................  1,200   1,384,560
    5.000%, 04/01/20.............................  1,250   1,446,375
City of Boston (GO) Series B
    5.000%, 04/01/24.............................  3,500   4,452,140
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18.............................  1,500   1,618,455
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................    500     604,830
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................  3,255   3,795,818
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................    400     468,460
Massachusetts School Building Authority (RB)
 Series A
    5.000%, 11/15/25.............................  3,240   4,200,207
Town of Medfield (GO)
    3.000%, 09/15/19.............................    510     547,337
                                                         -----------
TOTAL MASSACHUSETTS..............................         18,518,182
                                                         -----------

MICHIGAN -- (0.3%)
Michigan State (GO)
    5.000%, 11/01/19.............................    700     797,398
                                                         -----------

MINNESOTA -- (1.9%)
City of Edina (GO) Series B
    3.000%, 02/01/19.............................  1,000   1,060,380
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................    650     698,763
Minnesota State (GO) Series A
    5.000%, 08/01/21.............................  1,330   1,596,479
Minnesota State (GO) Series D
    5.000%, 08/01/18.............................    650     712,205
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,000   1,037,670
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    900   1,037,322
                                                         -----------
TOTAL MINNESOTA..................................          6,142,819
                                                         -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MISSISSIPPI -- (0.9%)
Madison County School District (GO)
     3.500%, 12/01/19.............................. $  350 $  380,009
Mississippi State (GO)
     5.000%, 11/01/20..............................    600    704,292
Mississippi State (GO) Series C
     5.000%, 10/01/20..............................  1,565  1,832,818
                                                           ----------
TOTAL MISSISSIPPI..................................         2,917,119
                                                           ----------

MISSOURI -- (0.5%)
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19..............................  1,525  1,699,216
                                                           ----------

NEVADA -- (1.3%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................    600    710,952
Nevada State (GO)
     5.000%, 03/01/22..............................  2,000  2,416,300
Washoe County School District (GO) Series F
     5.000%, 06/01/21..............................    900  1,057,698
                                                           ----------
TOTAL NEVADA.......................................         4,184,950
                                                           ----------

NEW HAMPSHIRE -- (1.0%)
City of Dover (GO) Series C
     5.000%, 07/01/20..............................    220    255,167
City of Nashua (GO)
     4.000%, 07/15/24..............................  2,000  2,369,040
New Hampshire State (GO) Series B
     5.000%, 06/01/19..............................    540    608,575
                                                           ----------
TOTAL NEW HAMPSHIRE................................         3,232,782
                                                           ----------

NEW MEXICO -- (1.2%)
New Mexico State (GO)
     5.000%, 03/01/19..............................  3,500  3,909,780
                                                           ----------

NEW YORK -- (5.3%)
City of New York (GO) Series B
     5.000%, 08/01/17..............................  4,890  5,154,451
City of New York (GO) Series G
     5.000%, 08/01/18..............................  1,600  1,749,360
City of New York (GO) Series J
     5.000%, 08/01/22..............................    650    789,809
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22..............................  2,500  3,021,200
     5.000%, 02/15/24..............................    700    878,101
New York State Urban Development Corp. (RB)
     5.000%, 03/15/26..............................  2,500  3,217,400
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/18..............................  1,000  1,107,050

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22............................. $  700 $   725,802
                                                         -----------
TOTAL NEW YORK...................................         16,643,173
                                                         -----------

NORTH CAROLINA -- (4.2%)
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/21.............................  1,800   2,156,076
Forsyth County (GO)
    4.000%, 12/01/21.............................  1,500   1,732,830
Iredell County (GO)
    2.500%, 02/01/24.............................  2,285   2,435,879
North Carolina State (GO) Series A
    5.000%, 03/01/17.............................  1,400   1,451,324
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................  1,500   1,630,545
Wake County (GO)
    5.000%, 03/01/19.............................  1,000   1,118,270
    5.000%, 09/01/21.............................  2,250   2,709,067
                                                         -----------
TOTAL NORTH CAROLINA.............................         13,233,991
                                                         -----------

NORTH DAKOTA -- (0.2%)
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    545     640,577
                                                         -----------

OHIO -- (5.7%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................    525     580,514
City of Columbus (GO) Series 1
    5.000%, 07/01/21.............................  2,775   3,319,316
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................    650     749,093
Cleveland Department of Public Utilities
 Division of Water (RB) Series T
    5.000%, 01/01/19.............................  3,050   3,382,816
Ohio State (GO)
    5.000%, 09/15/24.............................  2,000   2,548,280
Ohio State (GO) Series A
    4.000%, 03/01/21.............................  1,475   1,677,694
Ohio State (GO) Series B
    5.000%, 08/01/20.............................    650     757,998
Ohio Water Dev. Authority (RB)
    5.000%, 06/01/19.............................  2,225   2,505,372
State of Ohio (GO) Series A
    5.000%, 09/15/25.............................  1,950   2,518,503
                                                         -----------
TOTAL OHIO.......................................         18,039,586
                                                         -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
OKLAHOMA -- (0.6%)
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 01/01/19............................. $1,800 $ 1,847,088
                                                         -----------

OREGON -- (0.7%)
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................  1,005   1,246,079
Oregon State (GO) Series A
    5.000%, 05/01/21.............................    800     952,856
                                                         -----------
TOTAL OREGON.....................................          2,198,935
                                                         -----------

PENNSYLVANIA -- (0.6%)
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 01/01/18.............................    650     695,773
    5.000%, 07/01/19.............................  1,000   1,129,380
                                                         -----------
TOTAL PENNSYLVANIA...............................          1,825,153
                                                         -----------

RHODE ISLAND -- (0.9%)
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................    600     730,656
Rhode State Island (GO) Series A
    5.000%, 08/01/20.............................  1,900   2,212,246
                                                         -----------
TOTAL RHODE ISLAND...............................          2,942,902
                                                         -----------

SOUTH CAROLINA -- (3.6%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................    640     740,128
Charleston County (GO)
    5.000%, 11/01/23.............................  1,000   1,259,240
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21.............................    800     944,968
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/24.............................  2,750   3,465,027
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  3,000   3,774,270
Spartanburg County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/19.............................  1,210   1,353,204
                                                         -----------
TOTAL SOUTH CAROLINA.............................         11,536,837
                                                         -----------

TENNESSEE -- (4.4%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................    510     611,424
County of Shelby (GO)
    5.000%, 04/01/25.............................  2,260   2,897,727
Hamilton County (GO) Series B
    5.000%, 03/01/22.............................  2,000   2,431,340

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
Maury County (GO) Series B
    5.000%, 04/01/20............................. $1,205 $ 1,389,281
Nashville & Davidson County (GO)
    5.000%, 07/01/17.............................  1,610   1,691,063
Shelby County (GO) Series A
    5.000%, 04/01/20.............................  1,500   1,733,145
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................  1,000   1,188,480
Sumner County (GO)
    5.000%, 06/01/21.............................    650     772,310
    5.000%, 12/01/21.............................    900   1,082,268
                                                         -----------
TOTAL TENNESSEE..................................         13,797,038
                                                         -----------

TEXAS -- (13.0%)
City of Dallas (GO)
    5.000%, 02/15/19.............................  1,600   1,783,936
City of Frisco (GO) Series A
    5.000%, 02/15/25.............................  2,000   2,562,460
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    400     504,116
City of Houston (GO) Series A
    5.000%, 03/01/18.............................    300     323,349
City of Lubbock (GO)
    5.000%, 02/15/23.............................  4,000   4,887,760
City of San Antonio (GO)
    5.000%, 02/01/20.............................  2,500   2,874,275
    5.000%, 02/01/21.............................  2,200   2,604,250
City of San Antonio Electric & Gas (RB)
    5.000%, 02/01/19.............................    310     344,785
City of Sugar Land (GO)
    5.000%, 02/15/21.............................  1,050   1,239,640
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................  3,035   3,834,905
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20.............................  2,460   2,873,526
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................  3,120   3,853,169
Humble Independent School District (GO) Series A
 (PSF-GTD)
    2.000%, 02/15/19.............................    660     680,625
Pflugerville Independent School District (GO)
 (PSF-GTD)
    4.000%, 08/15/20.............................  2,000   2,247,200
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17.............................    100     103,460
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  1,790   2,059,270
Texas State (GO)
    5.000%, 04/01/19.............................  1,150   1,287,505
++  5.000%, 10/01/23.............................  4,200   5,253,738

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17............................. $1,000 $ 1,038,090
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................    100     113,397
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20.............................    460     535,012
                                                         -----------
TOTAL TEXAS......................................         41,004,468
                                                         -----------

UTAH -- (2.4%)
City of American Fork (GO)
    5.000%, 05/01/26.............................  1,165   1,494,695
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................    650     787,923
Utah State (GO)
    5.000%, 07/01/22.............................  1,500   1,842,375
Utah State (GO) Series C
    5.000%, 07/01/18.............................  1,400   1,529,346
    5.000%, 07/01/19.............................    900   1,017,648
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................    650     777,147
                                                         -----------
TOTAL UTAH.......................................          7,449,134
                                                         -----------

VERMONT -- (0.5%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................  1,300   1,549,028
                                                         -----------

VIRGINIA -- (4.5%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................  1,040   1,239,961
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................    900   1,067,283
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17.............................    650     677,456
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
    5.000%, 09/15/24.............................  3,000   3,841,410
Fairfax County (GO) Series A
    5.000%, 10/01/23.............................  4,775   6,011,247
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................    400     440,800
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................    600     747,312
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    200     235,342
                                                         -----------
TOTAL VIRGINIA...................................         14,260,811
                                                         -----------

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
WASHINGTON -- (4.8%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20............................. $  175 $    201,327
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................    190      215,460
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................    510      585,001
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................  2,825    3,227,280
King County (GO) Series A
    5.000%, 07/01/20.............................    700      815,003
    5.000%, 12/01/25.............................  1,830    2,380,299
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  2,080    2,541,448
Washington State (GO) Series A
    5.000%, 07/01/19.............................  1,585    1,788,482
    5.000%, 08/01/21.............................    500      597,920
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    150      171,512
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................    650      708,883
Washington State (GO) Series R-2015A
    5.000%, 07/01/20.............................  1,560    1,814,904
                                                         ------------
TOTAL WASHINGTON.................................          15,047,519
                                                         ------------

WISCONSIN -- (3.6%)
City of Milwaukee (GO)
    5.000%, 05/01/20.............................  2,370    2,735,027
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................    100      111,193
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    650      714,669
WISCONSIN -- (Continued)
Oregon School District (GO)
    3.000%, 03/01/21.............................  1,900    2,064,502
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.............................  3,700    4,708,620
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................    800      939,440
                                                         ------------
TOTAL WISCONSIN..................................          11,273,451
                                                         ------------
TOTAL MUNICIPAL BONDS............................         314,157,934
                                                         ------------
TOTAL INVESTMENT SECURITIES......................         314,157,934
                                                         ------------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   Shares      Value+
                                                   ------      ------
                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
    JPMorgan Tax Free Money Market Fund, 0.164%.. 1,887,660 $  1,887,660
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $310,132,564)............................            $316,045,594
                                                            ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                               ---------------------------------------------
                                Level 1      Level 2    Level 3     Total
                               ---------- ------------  ------- ------------
   Municipal Bonds............         -- $314,157,934    --    $314,157,934
   Temporary Cash Investments. $1,887,660           --    --       1,887,660
   Swap Agreements**..........         --     (679,841)   --        (679,841)
                               ---------- ------------    --    ------------
   TOTAL...................... $1,887,660 $313,478,093    --    $315,365,753
                               ========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (99.0%)
ALABAMA -- (1.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20............................. $  200 $  233,412
    5.000%, 08/01/21.............................  1,000  1,198,100
    5.000%, 08/01/23.............................    300    375,531
Baldwin County (GO)
    4.000%, 05/01/20.............................    610    679,150
                                                         ----------
TOTAL ALABAMA....................................         2,486,193
                                                         ----------

ALASKA -- (1.6%)
Alaska State (GO) Series B
    3.000%, 08/01/16.............................    700    704,235
    5.000%, 08/01/20.............................    290    336,609
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21.............................    560    640,287
Municipality of Anchorage (GO) Series A
    3.000%, 09/01/22.............................    765    836,887
                                                         ----------
TOTAL ALASKA.....................................         2,518,018
                                                         ----------

ARIZONA -- (0.7%)
City of Chandler (GO)
    3.000%, 07/01/20.............................    550    595,859
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................    550    597,355
                                                         ----------
TOTAL ARIZONA....................................         1,193,214
                                                         ----------

ARKANSAS -- (2.1%)
Arkansas State (GO)
    5.000%, 04/01/21.............................    400    475,180
    5.000%, 06/15/21.............................  1,250  1,492,450
    5.000%, 04/01/22.............................  1,110  1,349,172
                                                         ----------
TOTAL ARKANSAS...................................         3,316,802
                                                         ----------

COLORADO -- (1.1%)
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................    300    304,572
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................    125    131,729
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    5.000%, 12/01/24.............................    550    698,769
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.............................    550    645,420
                                                         ----------
TOTAL COLORADO...................................         1,780,490
                                                         ----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CONNECTICUT -- (0.8%)
Connecticut State (GO) Series E
    4.000%, 09/15/20............................. $  550 $  612,298
Hartford County Metropolitan District (GO)
    5.000%, 03/01/19.............................    600    668,640
                                                         ----------
TOTAL CONNECTICUT................................         1,280,938
                                                         ----------

DELAWARE -- (1.6%)
Kent County (GO)
    4.000%, 09/01/24.............................    415    489,854
New County Castle (GO)
    5.000%, 10/01/23.............................  1,600  2,011,664
                                                         ----------
TOTAL DELAWARE...................................         2,501,518
                                                         ----------

DISTRICT OF COLUMBIA -- (0.9%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18.............................  1,300  1,418,521
                                                         ----------

FLORIDA -- (1.9%)
City of Port State Lucie (GO)
    5.000%, 07/01/20.............................    420    485,470
Flagler County (GO) (BAM)
    5.000%, 07/01/22.............................    465    558,869
Florida State (GO) Series A
    5.000%, 06/01/19.............................    100    112,699
    5.000%, 06/01/24.............................    350    444,353
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................    365    382,100
Palm Beach County (RB)
    5.000%, 11/01/23.............................    810  1,013,440
                                                         ----------
TOTAL FLORIDA....................................         2,996,931
                                                         ----------

GEORGIA -- (0.3%)
Georgia State (GO) Series A
    5.000%, 07/01/19.............................    500    565,360
                                                         ----------

HAWAII -- (3.4%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.............................    150    187,393
    5.000%, 10/01/25.............................    725    937,302
County of Hawaii (GO) Series B
    5.000%, 09/01/18.............................    420    460,446
Hawaii State (GO) Series DK
    5.000%, 05/01/16.............................    370    370,000
Hawaii State (GO) Series DQ
    5.000%, 06/01/19.............................    300    337,512
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................  1,300  1,524,094

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
HAWAII -- (Continued)
Maui County (GO)
    5.000%, 06/01/18............................. $1,560 $1,697,592
                                                         ----------
TOTAL HAWAII.....................................         5,514,339
                                                         ----------

IOWA -- (0.8%)
State of Iowa (RB) Series A
    5.000%, 06/01/18.............................  1,115  1,212,139
                                                         ----------

KANSAS -- (2.9%)
City of Wichita (GO) Series 811
    5.000%, 06/01/22.............................    550    669,933
Johnson County (GO) Series B
    5.000%, 09/01/22.............................    650    799,559
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
    5.000%, 10/01/23.............................    750    938,767
Saline County Unified School District No. 305
 Salina (GO)
    5.000%, 09/01/20.............................  1,900  2,213,861
                                                         ----------
TOTAL KANSAS.....................................         4,622,120
                                                         ----------

KENTUCKY -- (1.3%)
Louisville & Jefferson County (GO) Series E
    5.000%, 12/01/17.............................  1,065  1,137,473
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21.............................    800    922,296
                                                         ----------
TOTAL KENTUCKY...................................         2,059,769
                                                         ----------

LOUISIANA -- (0.4%)
Louisiana State (GO) Series C
    5.000%, 08/01/23.............................    500    608,545
                                                         ----------

MARYLAND -- (5.5%)
Baltimore County (GO)
    5.000%, 08/01/20.............................    750    876,660
    5.000%, 08/01/22.............................    600    736,704
Carroll County (GO)
    5.000%, 11/01/21.............................    550    663,680
Harford County (GO)
    5.000%, 09/15/17.............................  1,205  1,276,902
Harford County (GO) Series A
    5.000%, 09/15/20.............................    570    667,647
Maryland State (GO) Series B
    4.000%, 08/01/23.............................    850  1,008,108
Maryland State (GO) Series C
    5.000%, 08/01/22.............................  1,000  1,228,520
Montgomery County (GO) Series B
    5.000%, 12/01/21.............................    350    423,192
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.............................    655    836,160

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Worcester County (GO) Series B
     4.000%, 08/01/21.............................. $1,000 $1,146,200
                                                           ----------
TOTAL MARYLAND.....................................         8,863,773
                                                           ----------

MASSACHUSETTS -- (4.6%)
City of Everett (GO)
     4.000%, 02/15/18..............................  1,895  2,007,184
City of Lowell (GO) (ST AID WITHHLDG)
     4.000%, 09/01/23..............................    250    292,630
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    285    332,438
Commonwealth of Massachusetts (GO) Series A
     5.000%, 03/01/18..............................  1,500  1,618,455
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................    400    513,004
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................    100    116,615
Tantasqua Regional School District (GO)
     5.000%, 10/01/19..............................  1,360  1,548,713
Town of Holbrook (GO)
     5.000%, 12/01/21..............................    755    907,903
                                                           ----------
TOTAL MASSACHUSETTS................................         7,336,942
                                                           ----------

MINNESOTA -- (3.4%)
Lakeville Independent School District No.194
 (GO) Series D (SD CRED PROG)
     5.000%, 02/01/18..............................  1,780  1,911,275
Minnesota State (GO)
     5.000%, 08/01/22..............................    760    933,675
Minnesota State (GO) Series B
     5.000%, 10/01/19..............................    600    683,472
Minnesota State (GO) Series D
     5.000%, 08/01/18..............................    250    273,925
State Paul Independent School District No. 625
 (GO) Series B (SD CRED PROG)
     5.000%, 02/01/21..............................  1,425  1,679,605
                                                           ----------
TOTAL MINNESOTA....................................         5,481,952
                                                           ----------

MISSISSIPPI -- (0.9%)
Mississippi State (GO) Series C
     5.000%, 10/01/18..............................    825    908,523
     5.000%, 10/01/20..............................    500    585,565
                                                           ----------
TOTAL MISSISSIPPI..................................         1,494,088
                                                           ----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MISSOURI -- (1.0%)
City of O'Fallon MO (GO)
    5.000%, 03/01/18............................. $  965 $1,041,023
Missouri State (GO) Series A
    4.000%, 10/01/17.............................    500    523,875
                                                         ----------
TOTAL MISSOURI...................................         1,564,898
                                                         ----------

NEBRASKA -- (0.3%)
Southern Public Power District (RB)
    5.000%, 12/15/21.............................    400    479,872
                                                         ----------

NEVADA -- (1.7%)
Nevada State (GO)
    5.000%, 03/01/22.............................    250    302,038
Nevada State (GO) Series C
    5.000%, 11/01/24.............................    450    570,622
Nevada State (RB)
    5.000%, 12/01/17.............................  1,200  1,281,264
Washoe County School District (GO) Series A
    3.000%, 06/01/19.............................    550    583,055
                                                         ----------
TOTAL NEVADA.....................................         2,736,979
                                                         ----------

NEW HAMPSHIRE -- (1.1%)
City of Dover (GO)
    3.000%, 06/15/20.............................    610    655,213
City of Nashua (GO)
    4.000%, 07/15/24.............................    770    912,080
New Hampshire State (GO) Series B
    5.000%, 06/01/19.............................    250    281,748
                                                         ----------
TOTAL NEW HAMPSHIRE..............................         1,849,041
                                                         ----------

NEW MEXICO -- (0.5%)
Santa Fe County (GO)
    5.000%, 07/01/22.............................    710    862,636
                                                         ----------

NEW YORK -- (7.0%)
City of New York (GO) Series 1
    3.000%, 08/01/17.............................  1,950  2,007,310
City of New York (GO) Series A
    5.000%, 08/01/24.............................    100    125,801
City of New York (GO) Series B
    5.000%, 08/01/19.............................    100    112,966
City of New York (GO) Series E
    5.000%, 08/01/21.............................    265    315,559
City of New York (GO) Series F
    5.000%, 08/01/17.............................    300    316,224
City of New York (GO) Series F-1
    3.000%, 06/01/17.............................  1,400  1,436,554
Metropolitan Transportation Authority (RB)
 Series C
    4.000%, 11/15/17.............................  1,450  1,522,485
New York City Transitional Finance Authority
 Future Tax Secured Revenue (RB)
    5.000%, 11/01/17.............................    800    851,328

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/18............................. $  150 $   161,559
    5.000%, 03/15/23.............................    600     746,652
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................    800     966,784
    5.000%, 02/15/24.............................    300     376,329
New York State Environmental Facilities Corp.
 (RB) Series A
    5.000%, 12/15/17.............................    170     181,909
New York State Thruway Authority (RB) Series A
    5.000%, 03/15/18.............................    350     377,206
New York State Urban Development Corp. (RB)
 Series B-1
    5.000%, 03/15/17.............................    180     186,860
North Shore Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 12/15/23.............................    315     328,372
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................    540     559,904
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18.............................    650     675,831
                                                         -----------
TOTAL NEW YORK...................................         11,249,633
                                                         -----------

NORTH CAROLINA -- (4.6%)
City of Charlotte (RB)
    5.000%, 07/01/19.............................  3,000   3,391,140
New County Hanover (GO)
    5.000%, 02/01/23.............................  1,550   1,916,745
North Carolina State (GO) Series D
    4.000%, 06/01/23.............................    350     415,237
Wake County (GO)
    5.000%, 03/01/19.............................    160     178,923
    5.000%, 09/01/21.............................  1,300   1,565,239
                                                         -----------
TOTAL NORTH CAROLINA.............................          7,467,284
                                                         -----------

NORTH DAKOTA -- (1.2%)
City of West Fargo (GO) Series A
    5.000%, 05/01/24.............................  1,150   1,429,553
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................    500     587,685
                                                         -----------
TOTAL NORTH DAKOTA...............................          2,017,238
                                                         -----------

OHIO -- (4.9%)
City of Columbus (GO)
    5.000%, 02/15/23.............................    475     588,706
City of Columbus (GO) Series A
    3.000%, 07/01/22.............................    835     918,742

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
OHIO -- (Continued)
Hamilton County Sewer System Revenue (RB) Series
 A
    5.000%, 12/01/21............................. $  500 $  600,065
Ohio State (GO) Series A
    5.000%, 09/15/21.............................    800    959,760
    5.000%, 09/15/22.............................    750    920,497
Ohio State (GO) Series B
    5.000%, 06/15/22.............................    450    549,320
Ohio State Water Development Authority (RB)
 Series A
    5.000%, 06/01/21.............................  1,550  1,849,258
State of Ohio (GO) Series C
    2.000%, 11/01/17.............................  1,500  1,530,015
                                                         ----------
TOTAL OHIO.......................................         7,916,363
                                                         ----------

OREGON -- (0.5%)
City of McMinnville (GO)
    5.000%, 02/01/22.............................    290    348,818
Oregon State (GO)
    5.000%, 08/01/21.............................    410    491,450
                                                         ----------
TOTAL OREGON.....................................           840,268
                                                         ----------

PENNSYLVANIA -- (0.7%)
Berks County (GO)
    5.000%, 11/15/22.............................    445    544,021
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/21.............................    550    644,303
                                                         ----------
TOTAL PENNSYLVANIA...............................         1,188,324
                                                         ----------

RHODE ISLAND -- (0.2%)
Rhode Island State (GO)
    5.000%, 08/01/19.............................    300    339,204
                                                         ----------

SOUTH CAROLINA -- (2.2%)
Anderson County School District No. 4 (GO)
 Series A (SCSDE)
    5.000%, 03/01/21.............................    500    591,900
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    500    595,445
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19.............................  1,440  1,606,018
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/20.............................    600    688,632
                                                         ----------
TOTAL SOUTH CAROLINA.............................         3,481,995
                                                         ----------

TENNESSEE -- (6.5%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................    565    645,772

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TENNESSEE -- (Continued)
City of Knoxville Wastewater System Revenue (RB)
 Series A
    5.000%, 04/01/19............................. $1,825 $ 2,043,215
City of Knoxville Wastewater System Revenue (RB)
 Series B
    4.000%, 04/01/22.............................    310     357,070
City of Memphis (GO) Series A
    5.000%, 04/01/25.............................  1,250   1,584,913
Hamilton County (GO) Series B
    5.000%, 03/01/22.............................  1,735   2,109,187
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 07/01/22.............................    650     793,605
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................    450     534,816
Sumner County (GO)
    5.000%, 12/01/21.............................    230     276,580
    5.000%, 12/01/22.............................    640     785,139
Town of Collierville (GO) Series A
    5.000%, 01/01/21.............................  1,095   1,293,305
                                                         -----------
TOTAL TENNESSEE..................................         10,423,602
                                                         -----------

TEXAS -- (10.0%)
Bexar County (GO)
    5.000%, 06/15/20.............................    500     580,845
    5.000%, 06/15/21.............................  1,275   1,519,494
City of Dallas (GO) Series A
    5.000%, 02/15/21.............................    500     590,050
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19.............................    180     200,534
City of Garland (GO) Series A
    5.000%, 02/15/24.............................    200     252,058
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................    500     631,780
Galveston County (GO) (NATL-RE)
    4.000%, 02/01/17.............................    550     564,102
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
    2.000%, 08/15/19.............................  1,500   1,551,240
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................  2,000   2,469,980
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/21.............................    400     471,836
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................  1,000   1,251,930
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................    400     460,172
Texas State (GO)
    5.000%, 04/01/19.............................    250     279,892

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
    5.000%, 10/01/23............................. $  375 $   469,084
    5.000%, 10/01/25.............................    845   1,088,183
Texas State (GO) Series A
    5.000%, 10/01/21.............................    800     960,112
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................    200     207,618
Travis County (GO) Series A
    3.000%, 03/01/17.............................    600     612,132
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18.............................    800     881,432
Wylie Independent School District (GO) Series C
 (PSF-GTD)
    6.750%, 08/15/18.............................  1,000   1,135,890
                                                         -----------
TOTAL TEXAS......................................         16,178,364
                                                         -----------

UTAH -- (3.5%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................    550     654,472
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................    450     525,947
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................    540     611,561
Utah State (GO)
    5.000%, 07/01/22.............................    800     982,600
Utah State (GO) Series C
    5.000%, 07/01/17.............................    420     441,496
    5.000%, 07/01/18.............................  1,650   1,802,443
    5.000%, 07/01/19.............................    500     565,360
                                                         -----------
TOTAL UTAH.......................................          5,583,879
                                                         -----------

VERMONT -- (0.8%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................  1,000   1,257,790
                                                         -----------

VIRGINIA -- (3.9%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................    840   1,007,051
    5.000%, 09/01/22.............................    475     581,376
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.............................  1,635   1,884,468
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20.............................    550     648,137
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................  1,830   2,159,748
                                                         -----------
TOTAL VIRGINIA...................................          6,280,780
                                                         -----------

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (9.8%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20............................. $  755 $   868,582
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  1,500   1,751,940
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20.............................    650     757,373
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................  1,455   1,729,573
King County (GO) Series A
    5.000%, 07/01/20.............................    265     308,537
King County (GO) Series E
    5.000%, 12/01/17.............................  1,000   1,067,390
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18.............................    500     553,415
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  1,440   1,804,277
King County Sewer Revenue (RB)
    5.000%, 01/01/18.............................    550     589,490
Pierce County School District No.10 Tacoma (GO)
    5.000%, 12/01/18.............................    500     553,140
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................    895     989,879
Spokane County (GO)
    5.000%, 12/01/20.............................    450     524,803
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    350     420,256
Washington State (GO)
    4.000%, 07/01/18.............................  1,000   1,069,220
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................    200     239,168
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................    800     956,672
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................    100     114,341
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.............................    400     465,360
Washington State (GO) Series R-2015E
    5.000%, 07/01/18.............................  1,005   1,096,043
                                                         -----------
TOTAL WASHINGTON.................................         15,859,459
                                                         -----------

WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................    250     276,585

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WEST VIRGINIA -- (Continued)
West Virginia State (GO) Series A
    5.000%, 06/01/19............................. $  550 $  619,130
                                                         ----------
TOTAL WEST VIRGINIA..............................           895,715
                                                         ----------

WISCONSIN -- (2.3%)
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20.............................  1,000  1,155,480
Oak Creek Franklin Joint School District (GO)
 Series B
    3.000%, 04/01/20.............................    630    677,168
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  1,310  1,471,497

                                                     Face
                                                    Amount      Value+
                                                    ------      ------
                                                    (000)
WISCONSIN -- (Continued)
Wisconsin State (GO) Series B
    5.000%, 05/01/21............................. $      400 $    475,568
                                                             ------------
TOTAL WISCONSIN..................................               3,779,713
                                                             ------------
TOTAL MUNICIPAL BONDS............................             159,504,689
                                                             ------------
TOTAL INVESTMENT SECURITIES......................             159,504,689
                                                             ------------

                                                    Shares
                                                    ------        -
TEMPORARY CASH INVESTMENTS -- (1.0%)
    JPMorgan Tax Free Money Market Fund, 0.164%..  1,640,709    1,640,709
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $158,249,582)............................             $161,145,398
                                                             ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $159,504,689   --    $159,504,689
    Temporary Cash Investments. $1,640,709           --   --       1,640,709
                                ---------- ------------   --    ------------
    TOTAL...................... $1,640,709 $159,504,689   --    $161,145,398
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (99.8%)
ALABAMA -- (1.0%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $4,500 $ 5,095,800
    5.000%, 08/01/20.............................  5,495   6,412,995
    5.000%, 08/01/21.............................  1,450   1,737,245
    5.000%, 08/01/21.............................  6,030   7,224,543
                                                         -----------
TOTAL ALABAMA....................................         20,470,583
                                                         -----------

ALASKA -- (0.2%)
Alaska State (GO) Series B
    5.000%, 08/01/20.............................  3,920   4,550,022
                                                         -----------

ARIZONA -- (1.1%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/17.............................  2,105   2,211,492
    5.000%, 07/01/18.............................  5,050   5,506,318
City of Phoenix (GO)
    4.000%, 07/01/20.............................  1,085   1,220,072
    4.000%, 07/01/21.............................  1,470   1,682,400
Madison Elementary School District No. 38 (GO)
 Series A
    2.000%, 07/01/20.............................  1,400   1,449,910
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  2,210   2,363,971
    3.000%, 07/01/20.............................  6,505   7,030,799
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................  1,410   1,531,401
Pima County (GO)
    3.000%, 07/01/16.............................  1,625   1,631,272
                                                         -----------
TOTAL ARIZONA....................................         24,627,635
                                                         -----------

ARKANSAS -- (1.4%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  6,890   7,443,749
    5.000%, 04/01/19.............................  7,240   8,114,592
    5.000%, 04/01/21.............................  4,300   5,108,185
    5.000%, 06/15/21.............................  8,730  10,423,271
                                                         -----------
TOTAL ARKANSAS...................................         31,089,797
                                                         -----------

CALIFORNIA -- (0.4%)
California State (GO) Series B
    5.000%, 09/01/18.............................  7,000   7,691,180
                                                         -----------

COLORADO -- (0.9%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................  3,110   3,277,411
    5.000%, 08/01/18.............................  7,745   8,467,996
    5.000%, 08/01/20.............................  4,920   5,732,981

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18............................. $ 1,185 $ 1,281,447
                                                          -----------
TOTAL COLORADO...................................          18,759,835
                                                          -----------

CONNECTICUT -- (2.6%)
City of Middletown (GO)
    5.000%, 04/01/21.............................   1,905   2,259,025
Connecticut State (GO) Series A
    5.000%, 10/15/19.............................   5,350   6,057,752
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  17,310  18,865,650
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................   9,980  10,825,705
Connecticut State (GO) Series F
    4.000%, 11/15/17.............................   6,065   6,368,189
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19.............................  11,000  12,185,030
                                                          -----------
TOTAL CONNECTICUT................................          56,561,351
                                                          -----------

DELAWARE -- (1.2%)
Delaware State (GO)
    5.000%, 07/01/19.............................   5,000   5,660,300
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................   1,535   1,628,896
Delaware State (GO) Series A
    4.000%, 08/01/17.............................   5,100   5,312,874
    5.000%, 08/01/19.............................   5,745   6,521,494
Delaware State (GO) Series C
    5.000%, 03/01/18.............................   5,265   5,678,777
                                                          -----------
TOTAL DELAWARE...................................          24,802,341
                                                          -----------

DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18.............................   2,265   2,471,500
                                                          -----------

FLORIDA -- (3.0%)
Florida State (GO) Series A
    5.000%, 06/01/18.............................   4,000   4,351,960
    5.000%, 06/01/19.............................  19,310  21,762,177
    5.000%, 06/01/19.............................  10,100  11,382,599
    5.000%, 06/01/20.............................   2,850   3,309,050
    5.000%, 01/01/21.............................   2,340   2,757,924
Florida State (GO) Series B
    5.000%, 06/01/16.............................   2,500   2,509,200
    5.000%, 06/01/17.............................   9,700  10,154,445
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................     555     581,002

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
FLORIDA -- (Continued)
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17............................. $ 1,275 $ 1,338,890
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/16.............................   5,180   5,217,296
Miami-Dade County (GO)
    4.250%, 10/01/16.............................   1,570   1,594,115
                                                          -----------
TOTAL FLORIDA....................................          64,958,658
                                                          -----------

GEORGIA -- (4.0%)
Athens-Clarke County Unified Government Water &
 Sewerage Revenue (RB)
    5.000%, 01/01/17.............................   1,100   1,131,669
City of Albany (GO)
    3.000%, 06/01/17.............................   2,220   2,273,369
De Kalb County School District (GO) (ST AID
 WITHHLDG)
    4.000%, 11/01/17.............................   8,575   9,004,693
Georgia State (GO) Series A
    5.000%, 07/01/19.............................   7,350   8,310,792
Georgia State (GO) Series A-1
    5.000%, 02/01/20.............................   4,210   4,847,015
Georgia State (GO) Series D
    5.000%, 07/01/17.............................  10,000  10,511,800
    5.000%, 02/01/19.............................   7,970   8,885,116
Georgia State (GO) Series E-1
    4.500%, 07/01/19.............................   6,890   7,683,452
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  20,475  23,151,492
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/16.............................     255     255,867
    5.000%, 06/01/17.............................   1,000   1,045,410
Georgia State Road & Tollway Authority (RB)
 Series B (ST GTD)
    5.000%, 10/01/17.............................   8,510   9,034,301
                                                          -----------
TOTAL GEORGIA....................................          86,134,976
                                                          -----------

HAWAII -- (2.3%)
City & County of Honolulu (GO) Series B
    5.000%, 11/01/19.............................   8,000   9,122,000
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................   1,175   1,238,250
Hawaii State (GO) Series DK
    5.000%, 05/01/16.............................   6,620   6,620,000
Hawaii State (GO) Series DR
    5.000%, 06/01/19.............................   9,725  10,941,014
Hawaii State (GO) Series EE
    5.000%, 11/01/18.............................  11,495  12,683,698

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
HAWAII -- (Continued)
Hawaii State (GO) Series EO
     5.000%, 08/01/22.............................. $ 6,000 $ 7,334,700
Maui County (GO)
     5.000%, 06/01/18..............................     500     544,100
                                                            -----------
TOTAL HAWAII.......................................          48,483,762
                                                            -----------

ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency
 (RB)
     4.000%, 05/01/18..............................   6,195   6,582,126
City of Peoria (GO) Series D
     4.000%, 01/01/17..............................   1,620   1,654,506
Du Page Cook & Will Counties Community College
 District No. 502 (GO)
     5.000%, 06/01/16..............................   5,000   5,017,300
                                                            -----------
TOTAL ILLINOIS.....................................          13,253,932
                                                            -----------

IOWA -- (0.2%)
State of Iowa (RB) Series A
     5.000%, 06/01/18..............................   4,785   5,201,869
                                                            -----------

KANSAS -- (0.8%)
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................   3,960   4,526,914
Johnson County Unified School District No. 229
 Blue Valley (GO) Series A
     5.000%, 10/01/17..............................   5,635   5,973,945
Kansas State Department of Transportation (RB)
 Series C
     5.000%, 09/01/19..............................   4,975   5,652,147
Sedgwick County Unified School District No. 266
 Maize (GO) Series A
     2.000%, 09/01/18..............................   1,000   1,029,920
                                                            -----------
TOTAL KANSAS.......................................          17,182,926
                                                            -----------

KENTUCKY -- (--%)
Kentucky State Asset Liability Commission (RB)
 Series A (AMBAC)
     5.000%, 10/01/16..............................     500     509,120
                                                            -----------

LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
     5.000%, 02/01/18..............................   2,000   2,143,880
Louisiana State (GO) Series C
     5.000%, 08/01/21..............................   5,000   5,889,950
                                                            -----------
TOTAL LOUISIANA....................................           8,033,830
                                                            -----------

MARYLAND -- (7.1%)
Anne County Arundel (GO)
     5.000%, 04/01/21..............................  12,740  15,147,860

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Baltimore County (GO)
    5.000%, 08/01/18............................. $ 2,450 $  2,683,314
Baltimore County (GO) Series B
    5.000%, 08/01/17.............................   6,550    6,906,778
    5.000%, 08/01/18.............................   5,000    5,476,150
Charles County (GO)
    5.000%, 03/01/19.............................   2,450    2,736,111
Maryland State (GO)
    5.000%, 03/01/19.............................   6,300    7,048,881
    5.000%, 08/01/19.............................   2,000    2,269,620
Maryland State (GO) Series A
    5.000%, 08/01/19.............................  20,000   22,696,200
Maryland State (GO) Series B
    5.000%, 08/01/19.............................  11,500   13,050,315
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   9,305   10,291,609
Montgomery County (GO) Series B
    5.000%, 12/01/21.............................   4,000    4,836,480
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................  16,190   17,819,200
    4.000%, 03/01/19.............................   9,575   10,440,388
    4.000%, 03/01/20.............................   9,780   10,909,492
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   11,039,177
Talbot County (GO)
    2.000%, 12/15/21                                1,330    1,386,113
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................   2,350    2,559,315
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,342,500
                                                          ------------
TOTAL MARYLAND...................................          152,639,503
                                                          ------------

MASSACHUSETTS -- (4.6%)
City of Boston (GO) Series A
    5.000%, 03/01/18.............................   3,960    4,273,474
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/17.............................   5,000    5,201,300
    5.000%, 05/01/21.............................  10,000   11,894,600
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.............................   3,750    4,103,588
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................   8,500    9,912,275
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
    5.500%, 10/01/19.............................   4,220    4,868,572
Commonwealth of Massachusetts (GO) Series E
    5.000%, 12/01/17.............................  15,000   16,025,700

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
MASSACHUSETTS -- (Continued)
Massachusetts Bay Transportation Authority (RB)
 Series A
    5.250%, 07/01/19............................. $ 3,115 $ 3,542,253
Massachusetts Clean Water Trust (The) (RB)
    2.000%, 08/01/16.............................  13,000  13,050,180
    5.000%, 08/01/20.............................   5,830   6,827,804
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
    5.250%, 08/01/18.............................  18,000  19,805,580
                                                          -----------
TOTAL MASSACHUSETTS..............................          99,505,326
                                                          -----------

MICHIGAN -- (2.2%)
Chippewa Valley Schools (GO) (Q-SBLF)
    5.000%, 05/01/17.............................   1,000   1,041,910
Michigan Finance Authority (RB) Series A
    5.000%, 07/01/16.............................   2,590   2,608,907
    5.000%, 07/01/18.............................  25,260  27,565,228
Michigan State (GO)
    5.000%, 11/01/19.............................  13,000  14,808,820
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................   1,530   1,692,287
                                                          -----------
TOTAL MICHIGAN...................................          47,717,152
                                                          -----------

MINNESOTA -- (3.9%)
City of Minneapolis (GO)
    1.000%, 12/01/16.............................  10,200  10,228,662
    2.000%, 12/01/18.............................   5,085   5,244,160
City of Rochester (GO) Series A
    5.000%, 02/01/18.............................   2,590   2,784,302
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/19.............................   4,425   4,919,007
Minnesota State (GO) Series A
    5.000%, 08/01/17.............................  13,665  14,407,556
Minnesota State (GO) Series B
    5.000%, 08/01/19.............................   4,000   4,533,720
    4.000%, 08/01/20.............................   8,800   9,913,112
Minnesota State (GO) Series D
    5.000%, 08/01/21.............................   7,230   8,678,603
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................     725     752,311
Minnesota State (GO) Series F
    5.000%, 10/01/17.............................  12,000  12,737,520
Owatonna Independent School District No. 761
 (GO) Series A
    2.000%, 02/01/18.............................   2,855   2,917,610
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................   6,040   6,453,015
                                                          -----------
TOTAL MINNESOTA..................................          83,569,578
                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
            5.000%, 10/01/18............................. $ 2,800 $ 3,083,472
                                                                  -----------

MISSOURI -- (0.9%)
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.............................   2,375   2,588,798
Missouri State (GO) Series A
            4.000%, 10/01/17.............................  11,850  12,415,837
            5.000%, 12/01/20.............................   4,515   5,331,718
                                                                  -----------
TOTAL MISSOURI...........................................          20,336,353
                                                                  -----------

NEBRASKA -- (0.2%)
University of Nebraska Facilities Corp. (RB)
            5.000%, 07/15/16.............................   5,220   5,266,301
                                                                  -----------

NEVADA -- (1.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.............................   5,295   5,931,353
Clark County (GO)
            5.000%, 11/01/16.............................   7,425   7,586,642
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17.............................   5,770   6,012,802
Clark County School District (GO) Series C
            5.000%, 06/15/16.............................   1,000   1,005,470
(currency)  5.000%, 06/15/26 (Pre-refunded @
            $100, 12/15/17)..............................   4,750   5,076,372
Nevada State (RB)
            5.000%, 12/01/17.............................   2,600   2,776,072
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,192,613
                                                                  -----------
TOTAL NEVADA.............................................          29,581,324
                                                                  -----------

NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
            3.000%, 06/15/16.............................   1,850   1,855,420
            3.000%, 06/15/17.............................   1,000   1,026,040
City of Nashua (GO)
            5.000%, 03/15/17.............................   1,400   1,452,990
            4.000%, 07/15/21.............................   1,720   1,971,275
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           6,305,725
                                                                  -----------

NEW JERSEY -- (0.5%)
Livingston Township (GO)
            3.000%, 01/15/17.............................   1,810   1,841,186
Monmouth County (GO)
            5.000%, 07/15/20.............................   4,540   5,288,646
            5.000%, 07/15/21.............................   3,770   4,508,581
                                                                  -----------
TOTAL NEW JERSEY.........................................          11,638,413
                                                                  -----------

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
NEW MEXICO -- (1.4%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/18............................. $ 4,775 $ 5,208,618
New Mexico State (GO)
            5.000%, 03/01/17.............................   4,745   4,918,524
            5.000%, 03/01/19                                1,500   1,675,620
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/18.............................  10,000  10,892,300
            5.000%, 07/01/19.............................   6,500   7,325,760
                                                                  -----------
TOTAL NEW MEXICO.........................................          30,020,822
                                                                  -----------

NEW YORK -- (7.2%)
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................   1,160   1,197,190
City of New York (GO)
            5.000%, 08/01/17.............................   4,360   4,595,789
            5.000%, 08/01/18.............................   6,265   6,849,838
City of New York (GO) Series 1
            5.000%, 08/01/17.............................     875     922,320
City of New York (GO) Series A
            2.000%, 02/01/19.............................     500     513,350
City of New York (GO) Series G
            5.000%, 08/01/18.............................   8,000   8,746,800
            5.000%, 08/01/19.............................  15,310  17,295,095
            5.000%, 08/01/21.............................   5,915   7,043,523
City of New York (GO) Series H-2
            3.000%, 06/01/16.............................   4,000   4,007,920
City of New York (GO) Series H-A
            5.000%, 03/01/19.............................  10,105  11,261,012
Long Beach City School District (GO) (ST AID WITHHLDG)
            3.000%, 05/01/16.............................   3,740   3,740,000
New York State (GO) Series A
            4.000%, 03/01/18.............................     400     424,344
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18.............................  11,440  12,310,927
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  15,000  17,220,300
            5.000%, 02/15/22.............................   4,000   4,833,920
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................     700     781,802
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB)
(currency)  5.000%, 04/01/25.............................     900     935,649
New York State Urban Development Corp. (RB)
            5.000%, 12/15/17.............................   5,765   6,161,113
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/17.............................   2,195   2,278,651

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/18.............................. $   250 $    276,762
Suffolk County (GO) Series A
     3.000%, 05/15/16..............................   3,325    3,327,926
Suffolk County (GO) Series B
     3.000%, 10/15/16..............................   2,000    2,020,140
Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16..............................   3,315    3,315,000
Town of Brookhaven (GO) Series A
     3.000%, 02/01/19..............................   5,080    5,378,145
Town of Hempstead (GO) Series B
     5.000%, 02/01/17..............................   5,165    5,336,788
     5.000%, 02/01/18..............................   9,915   10,660,608
Triborough Bridge & Tunnel Authority (RB) Series
 B
     4.000%, 11/15/18..............................  11,860   12,827,539
Union Free School District Of The Tarrytowns
 (GO) Series A
     5.000%, 01/15/18..............................     150      160,968
                                                            ------------
TOTAL NEW YORK.....................................          154,423,419
                                                            ------------

NORTH CAROLINA -- (4.0%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16..............................   2,335    2,343,523
City of Charlotte (RB)
     5.000%, 07/01/19..............................  10,555   11,931,161
County of Onslow NC (GO)
     4.000%, 12/01/17..............................     525      552,599
Davie County (GO)
     5.000%, 05/01/20..............................   1,595    1,843,358
North Carolina State (GO) Series A
     5.000%, 03/01/17..............................  14,595   15,130,053
     5.000%, 03/01/19..............................   5,000    5,588,350
North Carolina State (GO) Series B
     5.000%, 06/01/18..............................  29,730   32,365,267
Wake County (GO)
     5.000%, 03/01/19..............................   7,225    8,079,501
Wake County (GO) Series A
     5.000%, 05/01/17..............................   2,675    2,792,566
Wake County (GO) Series B
     5.000%, 05/01/18..............................   4,625    5,021,501
                                                            ------------
TOTAL NORTH CAROLINA...............................           85,647,879
                                                            ------------

OHIO -- (5.2%)
City of Columbus (GO) Series 1
     5.000%, 07/01/20..............................  10,000   11,660,700
City of Columbus (GO) Series A
     5.000%, 02/15/17..............................   8,550    8,847,882
     5.000%, 02/15/19..............................  10,000   11,170,200
     3.000%, 07/01/21..............................  12,830   14,001,892

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
OHIO -- (Continued)
Greater Cleveland Regional Transit Authority
 (GO) Series B
     5.000%, 12/01/16.............................. $ 2,725 $  2,795,142
Ohio State (GO)
     5.000%, 09/01/19..............................   4,215    4,785,753
Ohio State (GO) Series A
     3.000%, 05/01/20..............................   5,000    5,396,450
     5.000%, 05/01/20..............................   7,000    8,101,870
     5.000%, 09/15/21..............................   2,335    2,801,299
Ohio State (GO) Series B
     5.000%, 08/01/19..............................   7,270    8,235,092
     5.000%, 08/01/20..............................  10,000   11,661,500
     5.000%, 06/15/21..............................   9,500   11,332,170
Ohio State (GO) Series C
     5.000%, 08/01/17..............................   2,475    2,609,492
     5.000%, 09/15/18..............................   1,300    1,430,494
Ohio State (GO) Series T
     5.000%, 04/01/21..............................   2,040    2,421,256
Ohio State Water Development Authority (RB)
 Series A
     5.000%, 06/01/16..............................   3,080    3,090,965
     5.000%, 06/01/21..............................   1,825    2,177,353
                                                            ------------
TOTAL OHIO.........................................          112,519,510
                                                            ------------

OKLAHOMA -- (0.8%)
Cleveland County Independent School District
 No. 29 (GO)
     1.500%, 03/01/17..............................   1,465    1,474,742
Payne County Independent School District No. 16
 Stillwater (GO)
     1.500%, 06/01/17..............................   3,355    3,383,686
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
     2.000%, 08/01/17..............................   5,800    5,892,278
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
     1.500%, 07/01/18..............................   6,970    7,053,152
                                                            ------------
TOTAL OKLAHOMA.....................................           17,803,858
                                                            ------------

OREGON -- (0.8%)
Clackamas County School District No. 12 North
 Clackamas (GO) Series A
     5.000%, 06/15/17..............................   3,000    3,144,240
Multnomah County (GO)
     5.000%, 08/01/19..............................   4,580    5,176,957
Oregon State (GO) Series I
     5.000%, 05/01/17..............................   7,565    7,896,725
                                                            ------------
TOTAL OREGON.......................................           16,217,922
                                                            ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
PENNSYLVANIA -- (4.6%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18.............................. $ 3,755 $ 4,080,784
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17..............................   9,000   9,351,450
     5.000%, 11/15/18..............................  10,645  11,717,590
     5.000%, 07/01/19..............................   7,655   8,594,345
     5.000%, 04/01/20..............................   8,500   9,680,650
Commonwealth of Pennsylvania (GO) Series 2
     5.000%, 10/15/19..............................   2,250   2,547,653
Commonwealth of Pennsylvania (GO) Series A
     5.000%, 05/01/16..............................   2,025   2,025,000
     5.000%, 02/15/19..............................   5,010   5,558,144
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
     4.000%, 01/15/17..............................   2,680   2,741,962
Council Rock School District (GO) Series C (ST
 AID WITHHLDG)
     5.000%, 11/15/17..............................   5,285   5,623,663
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
     5.000%, 07/01/17..............................  19,555  20,558,171
     5.000%, 07/01/19..............................  14,735  16,641,414
                                                            -----------
TOTAL PENNSYLVANIA.................................          99,120,826
                                                            -----------

RHODE ISLAND -- (0.3%)
Rhode Island State (GO)
     5.000%, 08/01/19..............................   4,700   5,314,196
Rhode Island State (GO) Series A
     4.000%, 08/01/17..............................   2,065   2,151,193
                                                            -----------
TOTAL RHODE ISLAND.................................           7,465,389
                                                            -----------

SOUTH CAROLINA -- (3.9%)
Beaufort County School District (GO) Series D
 (SCSDE)
     5.000%, 03/01/17..............................   6,425   6,658,870
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
     5.000%, 02/01/19..............................   7,595   8,447,235
Clemson University (RB)
     2.000%, 05/01/16..............................   1,355   1,355,000
Darlington County School District (GO) (SCSDE)
     3.000%, 03/01/19..............................   3,000   3,178,770
Dorchester County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 03/01/21..............................   1,885   2,231,463
Florence County (GO) (ST AID WITHHLDG)
     4.000%, 06/01/19..............................  15,000  16,411,800

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
SOUTH CAROLINA -- (Continued)
Florence School District One (GO) (SCSDE)
     5.000%, 03/01/19.............................. $ 3,730 $ 4,160,032
Lexington & Richland School District No. 5 (GO)
 Series B (SCDSE)
     5.000%, 03/01/21..............................   1,660   1,965,108
Richland County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 02/01/20..............................   5,520   6,335,414
     5.000%, 02/01/21..............................   7,000   8,268,470
Richland County School District No. 2 (GO)
 Series C (SCSDE)
     5.000%, 02/01/19..............................   5,740   6,384,086
South Carolina State (GO) Series A
     5.000%, 06/01/20..............................   8,945  10,393,553
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
     5.000%, 10/01/16..............................   7,415   7,551,510
                                                            -----------
TOTAL SOUTH CAROLINA...............................          83,341,311
                                                            -----------

TENNESSEE -- (4.0%)
City of Chattanooga (GO) Series A
     4.000%, 09/01/18..............................   9,160   9,838,207
City of Kingsport (GO) Series B
     3.000%, 04/01/17..............................   2,005   2,049,250
City of Memphis (GO) (NATL-RE)
     5.250%, 10/01/18..............................   4,000   4,428,800
City of Memphis (GO) Series A
     5.000%, 04/01/17..............................   1,230   1,279,409
     5.000%, 04/01/21..............................   4,550   5,386,017
City of Memphis (GO) Series D
     5.000%, 07/01/19..............................   4,180   4,720,808
Hamilton County (GO) Series A
     5.000%, 05/01/21..............................   3,895   4,639,218
Metropolitan Government Nashville & Davidson
 County (RB) Series E
     4.000%, 10/01/17..............................   1,500   1,569,885
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 07/01/21..............................   9,055  10,806,056
Shelby County (GO) Series A
     5.000%, 04/01/17..............................  17,400  18,106,962
     5.000%, 04/01/20..............................  18,135  20,953,723
     5.000%, 03/01/21..............................   2,550   3,018,690
                                                            -----------
TOTAL TENNESSEE....................................          86,797,025
                                                            -----------

TEXAS -- (7.7%)
City of Allen (GO)
     5.000%, 08/15/21..............................   1,840   2,195,654
City of Dallas (GO)
     5.000%, 02/15/19..............................   8,400   9,365,664

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
City of El Paso (GO)
     3.000%, 08/15/17.............................. $   500 $   515,020
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/18..............................  10,690  11,503,830
     5.000%, 02/15/19..............................     830     924,686
City of Frisco (GO) Series A
     5.000%, 02/15/21..............................   4,825   5,718,735
City of Houston (GO) Series A
     4.000%, 03/01/18..............................   2,000   2,118,340
City of San Antonio (GO)
     5.000%, 02/01/20..............................   7,350   8,450,368
City of San Antonio Electric & Gas (RB)
     5.000%, 02/01/19..............................     700     778,547
Comal Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/01/18..............................   3,990   4,285,739
Dallas Area Rapid Transit (RB) Series A
     5.000%, 12/01/16..............................   8,000   8,205,440
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18..............................   2,000   2,160,360
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
     5.000%, 08/15/17..............................   1,000   1,055,370
North Texas Municipal Water District (RB)
     5.000%, 06/01/16..............................   2,130   2,137,540
Northside Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/18..............................   1,250   1,344,700
Permanent University Fund (RB)
     5.000%, 07/01/18..............................  12,585  13,736,402
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/17..............................     900     931,140
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   2,500   2,876,075
San Jacinto College District (GO)
     5.000%, 02/15/17..............................   5,000   5,173,400
Texas State (GO)
     5.000%, 10/01/16..............................   6,125   6,237,761
     5.000%, 04/01/17..............................  15,000  15,605,250
     5.000%, 04/01/19..............................   4,350   4,870,129
     5.000%, 10/01/23..............................   1,425   1,782,518
Texas State (GO) Series A
     5.000%, 10/01/21..............................   2,200   2,640,308
Texas State (GO) Series B
     5.000%, 10/01/16..............................  10,070  10,255,389
Texas Tech University (RB) Series A
     5.000%, 08/15/19..............................   3,025   3,419,732

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway
 Fund (RB) Series A
     4.750%, 04/01/17.............................. $16,750 $ 17,388,007
     5.000%, 04/01/18..............................   5,000    5,407,800
     5.000%, 04/01/19..............................   5,110    5,719,470
University of Texas System (The) (RB) Series A
     5.250%, 08/15/18..............................     750      826,343
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19..............................   7,975    9,043,411
                                                            ------------
TOTAL TEXAS........................................          166,673,128
                                                            ------------

UTAH -- (2.2%)
Alpine School District (GO) (SCH BD GTY)
     4.500%, 03/15/17..............................   4,000    4,135,960
     5.000%, 03/15/21..............................     940    1,118,553
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/19..............................  16,420   18,547,539
Utah State (GO)
     5.000%, 07/01/22..............................   9,690   11,901,742
Utah State (GO) Series C
     5.000%, 07/01/17..............................     250      262,795
     5.000%, 07/01/18..............................   3,150    3,441,029
     4.500%, 07/01/19..............................   6,675    7,443,693
                                                            ------------
TOTAL UTAH.........................................           46,851,311
                                                            ------------

VERMONT -- (--%)
Vermont State (GO) Series F
     5.000%, 08/15/17..............................     625      659,856
                                                            ------------

VIRGINIA -- (7.7%)
Arlington County (GO) (ST AID WITHHLDG)
     4.000%, 08/15/21..............................   2,125    2,441,455
Chesterfield County (GO) Series A
     5.000%, 01/01/19..............................   3,575    3,971,110
City of Hampton (GO) Series B (ST AID WITHHLDG)
     5.000%, 09/01/21..............................   2,700    3,236,949
City of Norfolk (GO) Series C (ST AID WITHHLDG)
     5.000%, 10/01/19..............................   2,500    2,839,650
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/20..............................   1,000    1,152,580
City of Virginia Beach (GO) Series A
     4.000%, 08/01/17..............................     145      151,125
Commonwealth of Virginia (GO) Series B
     5.000%, 06/01/17..............................  10,460   10,959,360

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
VIRGINIA -- (Continued)
     5.000%, 06/01/19.............................. $10,250 $ 11,561,692
     5.000%, 06/01/19..............................   5,705    6,435,069
Fairfax County (GO) Series A (ST AID WITHHLDG)
     4.000%, 10/01/18..............................   5,380    5,800,555
     4.000%, 10/01/19..............................  12,300   13,590,024
     4.000%, 10/01/20..............................  15,530   17,541,445
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18..............................  10,000   11,020,000
     4.000%, 04/01/19..............................   7,000    7,640,500
Henrico County (GO)
     5.000%, 07/15/19..............................   5,460    6,180,556
University of Virginia (RB) Series B
     5.000%, 08/01/21..............................  15,000   18,030,750
Virginia Public Building Authority (RB) Series A
     5.000%, 08/01/18..............................   8,370    9,147,406
Virginia Public School Authority (RB) (ST AID
 WITHHLDG)
     5.000%, 08/01/19..............................  15,580   17,610,697
Virginia Public School Authority (RB) Series A
 (ST AID WITHHLDG)
     4.000%, 08/01/17..............................   6,465    6,737,306
Virginia Resources Authority (RB) Series B
     4.000%, 10/01/19..............................   4,875    5,384,584
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
     5.000%, 07/15/19..............................   4,080    4,618,438
                                                            ------------
TOTAL VIRGINIA.....................................          166,051,251
                                                            ------------

WASHINGTON -- (4.2%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
     5.000%, 02/01/18..............................   3,000    3,226,170
City of Seattle (GO)
     5.000%, 12/01/17..............................   4,050    4,327,587
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19..............................   3,890    4,411,260
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
     5.000%, 12/01/18..............................   1,240    1,373,139
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
     5.000%, 12/01/18..............................     400      442,732
King County School District No. 405 Bellevue
 (GO) Series B (SCH BD GTY)
     5.000%, 12/01/16..............................   4,080    4,185,019

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
WASHINGTON -- (Continued)
King County Sewer Revenue (RB)
     5.000%, 01/01/18.............................. $ 4,670 $ 5,005,306
Snohomish County Public Utility District No. 1
 (RB)
     5.000%, 12/01/18..............................   3,190   3,528,172
     5.000%, 12/01/19..............................   5,810   6,639,552
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
     5.000%, 12/01/18..............................     500     551,790
Washington State (GO)
     5.000%, 07/01/17..............................   4,975   5,229,024
     4.000%, 07/01/18..............................   9,000   9,622,980
     5.000%, 07/01/18..............................   3,000   3,271,770
     5.000%, 07/01/20..............................   3,650   4,246,410
Washington State (GO) Series 2010A
     5.000%, 08/01/18..............................   4,500   4,922,190
Washington State (GO) Series 2013A
     5.000%, 08/01/21..............................   4,245   5,076,341
Washington State (GO) Series A
     5.000%, 08/01/18..............................   2,735   2,991,598
Washington State (GO) Series A-1
     5.000%, 08/01/21..............................   1,500   1,793,760
Washington State (GO) Series D
     5.000%, 02/01/19..............................   1,710   1,902,871
Washington State (GO) Series E
     5.000%, 02/01/19..............................   4,080   4,540,183
Washington State (GO) Series R
     5.000%, 07/01/18..............................   7,065   7,705,018
Washington State (GO) Series R-2010A
     5.000%, 01/01/17..............................   1,215   1,250,806
Washington State (GO) Series R-2015
     5.000%, 07/01/18..............................   4,160   4,536,854
                                                            -----------
TOTAL WASHINGTON...................................          90,780,532
                                                            -----------

WEST VIRGINIA -- (0.5%)
West Virginia State (GO)
     5.000%, 06/01/21..............................   9,620  11,456,362
                                                            -----------

WISCONSIN -- (3.9%)
City of Milwaukee (GO) Series N2
     5.000%, 04/01/17..............................   5,000   5,199,450
     5.000%, 05/01/19..............................  10,010  11,221,911
     5.000%, 04/01/20..............................   5,860   6,746,442
State of Wisconsin (GO) Series 1 (AMBAC)
     5.000%, 05/01/19..............................   3,475   3,903,398
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/16..............................  14,075  14,075,000
     5.000%, 05/01/17..............................   9,000   9,393,660

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
    5.000%, 11/01/19............................. $4,000 $    4,565,440
    5.000%, 11/01/21.............................  5,475      6,587,191
Wisconsin State (GO) Series A
    4.000%, 05/01/16.............................  5,090      5,090,000
    5.000%, 05/01/16.............................  4,780      4,780,000
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................  9,655     11,479,023
                                                         --------------
TOTAL WISCONSIN..................................            83,041,515
                                                         --------------
TOTAL MUNICIPAL BONDS............................         2,153,298,380
                                                         --------------
TOTAL INVESTMENT SECURITIES......................         2,153,298,380
                                                         --------------

                                                   Shares       Value+
                                                   ------       ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    JPMorgan Tax Free Money Market Fund, 0.164%.. 5,057,229 $    5,057,229
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,137,551,800)                                   $2,158,355,609
                                                            ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Municipal Bonds............         -- $2,153,298,380   --    $2,153,298,380
  Temporary Cash Investments. $5,057,229             --   --         5,057,229
                              ---------- --------------   --    --------------
  TOTAL...................... $5,057,229 $2,153,298,380   --    $2,158,355,609
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MUNICIPAL BONDS -- (99.1%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
     5.000%, 08/01/19.............................. $3,995 $ 4,523,938
     5.000%, 08/01/21..............................    250     299,525
Alabama State (GO) Series B
     5.000%, 11/01/19..............................  1,000   1,140,990
                                                           -----------
TOTAL ALABAMA......................................          5,964,453
                                                           -----------

ALASKA -- (0.8%)
Borough of North Slope (GO) Series A
     4.000%, 06/30/18..............................    400     426,588
City of Anchorage (GO) Series B
     5.000%, 09/01/21..............................  3,845   4,578,934
     5.000%, 09/01/23..............................    200     247,288
City of Anchorage (GO) Series C
     5.000%, 09/01/24..............................  2,765   3,470,462
                                                           -----------
TOTAL ALASKA.......................................          8,723,272
                                                           -----------

ARIZONA -- (0.6%)
Maricopa County Community College District (GO)
     4.000%, 07/01/18..............................  4,000   4,278,680
Maricopa County High School District
 No. 210-Phoenix (GO)
     3.000%, 07/01/23..............................  1,810   1,988,448
Pima County (GO)
     3.000%, 07/01/16..............................    450     451,737
                                                           -----------
TOTAL ARIZONA......................................          6,718,865
                                                           -----------

ARKANSAS -- (1.1%)
Arkansas State (GO)
     5.000%, 04/01/18..............................  2,500   2,700,925
     5.000%, 04/01/21..............................  1,000   1,187,950
     5.000%, 06/15/21..............................  3,750   4,477,350
     5.000%, 04/01/22..............................  2,800   3,403,316
Springdale School District No. 50 (GO) Series A
 (ST AID WITHHLDG)
     4.000%, 06/01/16..............................    400     401,108
                                                           -----------
TOTAL ARKANSAS.....................................         12,170,649
                                                           -----------

CALIFORNIA -- (1.0%)
California State (GO) Series B
     5.000%, 09/01/25..............................  9,000  11,568,870
                                                           -----------

COLORADO -- (1.7%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
     5.000%, 12/01/21..............................    425     510,310

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
COLORADO -- (Continued)
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
     3.000%, 12/15/16.............................. $  750 $   761,430
     5.000%, 12/15/19..............................  3,115   3,565,709
     5.000%, 12/15/19..............................  5,705   6,543,578
Boulder County (RB)
     5.000%, 07/15/18..............................    540     589,167
City & County of Denver (GO) Series A
     5.000%, 08/01/19..............................  2,085   2,357,468
Denver City & County School District No 1 (GO)
 Series A (NATL-RE ST AID WITHHLDG)
     5.250%, 12/01/21..............................  2,490   3,033,717
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
     3.000%, 12/01/23..............................  1,540   1,711,818
                                                           -----------
TOTAL COLORADO.....................................         19,073,197
                                                           -----------

CONNECTICUT -- (1.7%)
City of Middletown (GO)
     4.000%, 04/01/22..............................  1,350   1,554,147
Connecticut State (GO) Series A
     5.000%, 10/15/17..............................  2,000   2,123,600
     5.000%, 10/15/18..............................  3,300   3,626,733
     5.000%, 10/15/19..............................    600     679,374
Connecticut State (GO) Series B (AMBAC)
     5.250%, 06/01/18..............................  6,800   7,411,116
Connecticut State (GO) Series E
     5.000%, 08/15/19..............................  2,775   3,127,508
Connecticut State Special Tax Revenue (ST)
 Revenue Series A (AMBAC)
     4.000%, 08/01/16..............................    300     302,568
Town of Trumbull (GO) Series A
     3.000%, 09/01/16..............................    450     453,663
                                                           -----------
TOTAL CONNECTICUT..................................         19,278,709
                                                           -----------

DELAWARE -- (1.5%)
Delaware State (GO) Series 2009C
     5.000%, 10/01/17..............................  3,080   3,268,404
Delaware State (GO) Series A
     5.000%, 08/01/23..............................  2,225   2,799,161
Delaware State (GO) Series B
     5.000%, 07/01/18..............................  2,395   2,618,453
     5.000%, 07/01/19..............................  4,680   5,298,041
New Castle County (GO) Series B
     5.000%, 07/15/22..............................    700     858,865
New County Castle (GO)
     5.000%, 10/01/23..............................  1,000   1,257,290
                                                           -----------
TOTAL DELAWARE.....................................         16,100,214
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
DISTRICT OF COLUMBIA -- (1.3%)
District of Columbia (GO) Series A
     5.000%, 06/01/20.............................. $3,445 $ 3,999,852
     5.000%, 06/01/23..............................  2,000   2,486,400
     5.000%, 06/01/25..............................  1,500   1,923,345
District of Columbia (GO) Series B
     5.000%, 06/01/25..............................  4,500   5,770,035
                                                           -----------
TOTAL DISTRICT OF COLUMBIA.........................         14,179,632
                                                           -----------

FLORIDA -- (3.2%)
Board of Governors State University System of
 Florida (RB) Series A
     3.000%, 07/01/24..............................  2,580   2,809,801
City of Jacksonville (RB)
     5.000%, 10/01/18..............................    315     346,176
City of Tallahassee Energy System Revenue (RB)
     5.000%, 10/01/20..............................    250     290,435
Florida State (GO) Series A
     5.000%, 06/01/18..............................  5,000   5,439,950
     5.000%, 06/01/19..............................  2,860   3,223,191
     5.000%, 06/01/20..............................  4,000   4,644,280
     5.000%, 06/01/24..............................  1,400   1,777,412
Florida State (GO) Series B
     5.000%, 06/01/17..............................    300     314,055
     5.000%, 06/01/20..............................  2,400   2,786,568
     5.000%, 06/01/23..............................    350     435,386
Florida State (GO) Series C
     5.000%, 06/01/20..............................  3,000   3,483,210
Florida State (GO) Series D
     5.000%, 06/01/22..............................  1,000   1,219,360
Florida State Board of Education (GO) Series A
     5.000%, 06/01/17..............................    150     157,028
Pasco County Water & Sewer (RB) Series A
     4.000%, 10/01/17..............................    320     335,002
Peace River/Manasota Regional Water Supply
 Authority (RB)
     5.000%, 10/01/25..............................  2,030   2,573,796
Tampa Bay Water (RB) Series A
     5.000%, 10/01/25..............................  2,850   3,670,201
Tampa Bay Water (RB) Series A (ETM)
     5.000%, 10/01/16..............................    520     529,594
     5.000%, 10/01/16..............................    480     488,856
Tampa Bay Water Supply (RB)
     5.000%, 10/01/19..............................    450     512,275
                                                           -----------
TOTAL FLORIDA......................................         35,036,576
                                                           -----------

GEORGIA -- (2.6%)
City of Atlanta (GO)
     5.000%, 12/01/19..............................  5,875   6,722,762

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
GEORGIA -- (Continued)
Columbia County School District (GO) (ST AID
 WITHHLDG)
     5.000%, 04/01/20.............................. $1,700 $ 1,964,945
DeKalb County Water & Sewerage Revenue (RB)
 Series B
     5.250%, 10/01/24..............................  2,830   3,621,664
Georgia State (GO) Series A-1
     5.000%, 02/01/22..............................  2,730   3,317,387
Georgia State (GO) Series F
     5.000%, 12/01/19..............................  5,000   5,727,200
Georgia State (GO) Series I
     5.000%, 07/01/19..............................  4,490   5,076,933
     5.000%, 07/01/20..............................    900   1,049,859
Georgia State Road & Tollway Authority (RB)
 Series A
     5.000%, 06/01/16..............................  1,200   1,204,080
Gordon County School District (GO) (ST AID
 WITHHLDG)
     3.000%, 09/01/17..............................    250     257,233
Gwinnett County Water & Sewerage Authority (RB)
 (CNTY GTD)
     3.000%, 08/01/17..............................    375     386,164
                                                           -----------
TOTAL GEORGIA......................................         29,328,227
                                                           -----------

HAWAII -- (2.8%)
City & County of Honolulu (GO) Series B
     5.000%, 08/01/20..............................  1,470   1,712,903
     5.000%, 10/01/23..............................    200     249,858
     5.000%, 10/01/24..............................  6,870   8,719,267
     5.000%, 10/01/25..............................  4,925   6,367,188
City & County of Honolulu (GO) Series B (AGM)
     5.250%, 07/01/17..............................    545     574,337
City & County of Honolulu (GO) Series C
     2.000%, 11/01/16..............................  1,230   1,239,114
Hawaii State (GO) Series DO
     5.000%, 08/01/16..............................    100     101,092
Hawaii State (GO) Series EA
     5.000%, 12/01/21..............................    850   1,023,672
Hawaii State (GO) Series EE
     5.000%, 11/01/20..............................    515     603,776
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................  2,240   2,754,349
Hawaii State (GO) Series EH
     4.000%, 08/01/19..............................  1,110   1,220,056
Hawaii State (GO) Series ET
     3.000%, 10/01/23..............................  3,710   4,098,771
Maui County (GO)
     5.000%, 06/01/18..............................  1,750   1,904,350
                                                           -----------
TOTAL HAWAII.......................................         30,568,733
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
ILLINOIS -- (0.1%)
University of Illinois (RB) Series A
     5.000%, 04/01/20.............................. $  500 $   564,150
                                                           -----------

IOWA -- (0.2%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18..............................    700     747,047
County of Black Hawk IA (GO) Series A
     5.000%, 06/01/19..............................  1,200   1,348,488
State of Iowa (RB) Series A
     5.000%, 06/01/18..............................    275     298,958
                                                           -----------
TOTAL IOWA.........................................          2,394,493
                                                           -----------

KANSAS -- (2.1%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................    525     631,512
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................  3,000   3,429,480
Johnson County (GO) Series B
     3.000%, 09/01/22..............................  2,260   2,505,594
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................    445     557,002
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................    400     422,424
Johnson County Unified School District No. 232
 (GO) Series A- REF
     5.000%, 09/01/20..............................  2,550   2,971,235
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................  4,075   4,307,316
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................  1,860   2,167,253
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................    500     514,565
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................  1,325   1,587,880
State of Kansas Department of Transportation
 (RB) Series A
     5.000%, 09/01/21..............................  2,500   3,005,775
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................    580     606,703
                                                           -----------
TOTAL KANSAS.......................................         22,706,739
                                                           -----------

KENTUCKY -- (0.1%)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................  1,215   1,400,737
                                                           -----------

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
LOUISIANA -- (2.7%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17.............................. $ 1,020 $ 1,047,979
Lafayette Consolidated Government (RB) Series
 ST-A
     4.000%, 03/01/17..............................   1,330   1,366,482
Louisiana State (GO) Series A
     5.000%, 11/15/19..............................   4,500   5,099,400
     5.000%, 02/01/24..............................   2,000   2,450,800
Louisiana State (GO) Series C
     5.000%, 07/15/22..............................  12,765  15,265,663
Louisiana State (GO) Series D-1
     5.000%, 12/01/20..............................   4,065   4,724,993
                                                            -----------
TOTAL LOUISIANA....................................          29,955,317
                                                            -----------

MAINE -- (0.3%)
Maine State (GO) Series B
     5.000%, 06/01/20..............................   3,000   3,487,110
                                                            -----------

MARYLAND -- (6.9%)
Anne Arundel County (GO)
     5.000%, 04/01/22..............................   2,475   3,014,600
Baltimore County (GO)
     5.000%, 08/01/22..............................     400     491,136
Baltimore County (GO) Series B
     5.000%, 08/01/24..............................   5,800   7,399,118
Baltimore County (GO) Series C
     4.000%, 09/01/18..............................   2,410   2,591,907
Carroll County (GO)
     4.000%, 11/01/18..............................   2,890   3,122,183
     5.000%, 11/01/20..............................   5,450   6,413,069
Charles County (GO)
     5.000%, 03/01/19..............................   2,000   2,233,560
City of Baltimore (GO) Series B
     5.000%, 10/15/19..............................   7,330   8,347,770
     5.000%, 10/15/22..............................   8,060   9,881,802
Harford County
     5.000%, 09/15/19..............................   1,545   1,756,062
Howard County (GO) Series A
     5.000%, 02/15/18..............................   2,000   2,154,480
Maryland State (GO)
     5.000%, 03/01/19..............................   4,680   5,236,312
     5.000%, 08/01/19..............................   3,000   3,404,430
Maryland State (GO) Series B
     5.000%, 08/01/19..............................   2,500   2,837,025
Maryland State (GO) Series C
     5.000%, 11/01/18                                 5,000   5,530,150
Prince George's County (GO) Series B
     5.000%, 09/15/18..............................   2,000   2,201,260
     4.000%, 03/01/22..............................   2,480   2,875,560
Queen Anne's County (GO)
     5.000%, 11/15/19..............................   1,805   2,062,953
Town of Ocean City (GO)
     3.000%, 10/01/18..............................     825     868,205

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18.............................. $1,550 $ 1,656,175
Worcester County (GO) Series B
     4.000%, 08/01/21..............................  2,000   2,292,400
                                                           -----------
TOTAL MARYLAND.....................................         76,370,157
                                                           -----------

MASSACHUSETTS -- (4.7%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................  1,770   2,042,226
City of Boston (GO) Series B
     5.000%, 04/01/19..............................  4,700   5,269,217
     4.000%, 01/01/23..............................  1,795   2,113,164
     5.000%, 04/01/24..............................  3,000   3,816,120
City of Cambridge
     3.000%, 02/15/20..............................  2,070   2,233,613
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    150     174,968
City of Woburn (GO)
     4.000%, 09/01/22..............................    350     406,504
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................  2,500   2,735,725
     5.250%, 08/01/21..............................  5,000   6,048,300
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,745,287
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,915,375
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,527,915
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL-RE)
     5.500%, 07/01/24..............................  3,020   3,936,208
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................  3,000   3,675,420
Massachusetts Water Resources Authority (RB)
 Series J (AGM GO OF AUTH)
     5.250%, 08/01/18..............................  2,000   2,200,620
Town of Auburn (GO)
     2.000%, 03/15/19..............................    750     773,917
Town of Lynnfield (GO)
     4.000%, 07/01/16..............................  1,290   1,297,443
Town of Nantucket (GO)
     3.000%, 10/01/22..............................  1,115   1,232,621
Town of Reading (GO)
     5.000%, 02/01/18..............................  1,065   1,145,482
Town of Westwood (GO)
     3.000%, 06/01/16..............................    600     601,212
                                                           -----------
TOTAL MASSACHUSETTS................................         51,891,337
                                                           -----------

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
MICHIGAN -- (1.3%)
Kentwood Public Schools (GO)
     4.000%, 05/01/22.............................. $  500 $   568,605
Michigan Finance Authority (RB) Series A
     5.000%, 07/01/16..............................  2,500   2,518,250
Michigan State (GO)
     5.000%, 11/01/19..............................  4,400   5,012,216
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18..............................  5,000   5,530,350
University of Michigan (RB) Series A
     4.000%, 04/01/23..............................  1,000   1,175,670
                                                           -----------
TOTAL MICHIGAN.....................................         14,805,091
                                                           -----------

MINNESOTA -- (2.3%)
City of Edina (GO) Series B
     3.000%, 02/01/19..............................    305     323,416
City of State Cloud (GO) Series B
     5.000%, 02/01/21..............................  1,275   1,506,043
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
     5.000%, 02/01/22..............................  4,000   4,828,480
Minnesota Public Facilities Authority (RB)
 Series A
     5.000%, 03/01/18..............................    620     668,726
Minnesota State (GO)
     5.000%, 10/01/21..............................  4,660   5,614,368
Minnesota State (GO) Series A
     5.000%, 08/01/22..............................  3,000   3,685,560
Minnesota State (GO) Series D
     5.000%, 08/01/17..............................  2,700   2,846,718
     5.000%, 08/01/18..............................    485     531,414
Minnesota State (GO) Series E
     2.000%, 08/01/19..............................  1,810   1,878,182
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
     3.000%, 02/01/22..............................  1,240   1,356,250
Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20..............................    250     288,145
University of Minnesota (RB) Series A (GO OF
 UNIV)
     5.000%, 12/01/17..............................  1,760   1,880,349
                                                           -----------
TOTAL MINNESOTA....................................         25,407,651
                                                           -----------

MISSISSIPPI -- (0.8%)
Mississippi State (GO) Series F
     5.000%, 11/01/21..............................  7,750   9,328,907
                                                           -----------

MISSOURI -- (0.6%)
City of Kansas City (GO) Series A
     4.000%, 02/01/22..............................  1,150   1,323,294
     5.000%, 02/01/23..............................  3,955   4,864,966
                                                           -----------
TOTAL MISSOURI.....................................          6,188,260
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
NEBRASKA -- (0.3%)
Omaha Public Power District (RB) Series B
     5.000%, 02/01/18.............................. $2,965 $ 3,190,666
                                                           -----------

NEVADA -- (1.0%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................    490     580,611
Clark County (GO) Series A
     5.000%, 07/01/19..............................  1,725   1,941,850
     5.000%, 07/01/25..............................  2,700   3,442,122
Clark County (RB) (AMBAC)
     5.000%, 07/01/16..............................    400     402,888
Clark County School District (GO) Series A
     5.000%, 06/15/19..............................  1,500   1,682,010
Clark County School District (GO) Series A
 (NATL-RE FGIC)
     4.500%, 06/15/17..............................    400     416,832
Nevada State (GO) Series A
     5.000%, 08/01/19..............................  1,825   2,062,870
Nevada State (GO) Series D
     5.000%, 06/01/17..............................    425     444,911
                                                           -----------
TOTAL NEVADA.......................................         10,974,094
                                                           -----------

NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
     3.000%, 06/15/19..............................    600     636,888
City of Nashua (GO)
     5.000%, 03/15/17..............................    330     342,491
City of Portsmouth (GO)
     4.000%, 09/15/16..............................  1,395   1,412,828
New Hampshire State (GO) Series A
     5.000%, 03/01/23..............................  5,910   7,346,721
                                                           -----------
TOTAL NEW HAMPSHIRE................................          9,738,928
                                                           -----------

NEW JERSEY -- (0.9%)
Essex County (GO) Series A
     5.000%, 08/01/20..............................  1,000   1,158,920
Livingston Township (GO)
     3.000%, 01/15/21..............................    350     380,191
New Jersey Educational Facilities Authority (GO)
 Series B (ETM)
     5.000%, 07/01/19..............................  2,330   2,631,455
New Milford School District (GO) (SCH BD RES FD)
     4.000%, 08/15/16..............................    440     444,158
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
     1.750%, 02/01/22..............................  1,095   1,131,398
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
     3.000%, 03/01/22..............................    350     381,010
Township of North Brunswick (GO)
     2.000%, 08/01/18..............................  1,075   1,099,972

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
NEW JERSEY -- (Continued)
Union County (GO) Series B
     3.000%, 03/01/22.............................. $2,315 $2,545,991
Union County (GO) Series B (ETM)
     3.000%, 03/01/22..............................     45     49,304
                                                           ----------
TOTAL NEW JERSEY...................................         9,822,399
                                                           ----------

NEW MEXICO -- (0.7%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
     4.000%, 09/01/20..............................    945  1,058,305
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
     4.000%, 08/01/19..............................  1,000  1,100,840
     4.000%, 08/01/20..............................    125    140,700
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
     5.000%, 07/01/19..............................  2,000  2,254,080
Santa Fe County (GO)
     5.000%, 07/01/22..............................  1,000  1,214,980
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
     5.000%, 08/01/24..............................  2,000  2,528,340
                                                           ----------
TOTAL NEW MEXICO...................................         8,297,245
                                                           ----------

NEW YORK -- (5.0%)
Albany County (GO) Series B
     4.000%, 11/01/18..............................  2,470  2,663,327
Brewster Central School District (GO) (ST AID
 WITHHLDG)
     2.000%, 10/01/19..............................  1,000  1,032,060
City of New York (GO) Series 1
     5.000%, 08/01/17..............................  1,000  1,054,080
City of New York (GO) Series A
     5.000%, 08/01/24..............................    860  1,081,889
City of New York (GO) Series B
     5.000%, 08/01/19..............................    600    677,796
     5.000%, 08/01/21..............................    450    535,855
     5.000%, 08/01/22..............................    600    729,054
City of New York (GO) Series B- Subseries B-7
 (AMBAC)
     5.000%, 08/15/18..............................  1,620  1,773,819
City of New York (GO) Series C
     5.250%, 08/01/18..............................    430    472,523
     5.000%, 08/01/20..............................  5,625  6,541,762
City of New York (GO) Series E
     5.000%, 08/01/23..............................  6,000  7,426,560
City of New York (GO) Series G
     5.000%, 08/01/19..............................  3,500  3,953,810
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
     2.125%, 08/01/17..............................    605    615,715

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
     5.000%, 03/15/23.............................. $   200 $   248,884
New York State Dormitory Authority (RB) Series B
     5.000%, 02/15/22..............................  10,200  12,326,496
     5.000%, 02/15/24..............................   4,900   6,146,707
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19..............................     825     921,409
New York State Urban Dev. Corp. (RB) Series A
     5.000%, 03/15/19..............................   1,630   1,820,482
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/18..............................   4,225   4,677,286
Penfield Central School District (GO) (AGC ST
 AID WITHHLDG)
     3.750%, 06/15/19..............................     150     162,953
Sachem Central School District (GO)
     5.000%, 10/15/19..............................     300     340,233
Town of Cheektowaga (GO)
     5.000%, 07/15/23..............................     300     373,923
Town of Huntington (GO)
     2.000%, 12/01/23..............................     100     104,298
                                                            -----------
TOTAL NEW YORK.....................................          55,680,921
                                                            -----------

NORTH CAROLINA -- (4.4%)
City of Charlotte (GO) Series A
     5.000%, 07/01/18..............................   4,380   4,782,697
City of Charlotte (RB)
     5.000%, 07/01/19..............................   2,000   2,260,760
City of High Point (GO)
     5.000%, 03/01/18..............................     700     755,279
Forsyth County (GO)
     4.000%, 12/01/21..............................   3,500   4,043,270
Lincoln County (GO) Series A
     2.000%, 06/01/17..............................     500     507,490
New County Hanover (GO)
     5.000%, 02/01/23..............................     250     309,153
North Carolina State (GO) Series B
     5.000%, 06/01/18..............................   2,000   2,177,280
North Carolina State (GO) Series C
     5.000%, 05/01/21..............................   4,625   5,521,094
North Carolina State (GO) Series D
     4.000%, 06/01/21..............................   5,000   5,735,100
     4.000%, 06/01/23..............................   8,700  10,321,593
North Carolina State (GO) Series E
     5.000%, 05/01/19..............................   5,000   5,619,550
Onslow County (GO)
     5.000%, 04/01/17..............................     600     624,102
Wake County (GO)
     5.000%, 09/01/21..............................   1,450   1,745,843

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
NORTH CAROLINA -- (Continued)
Wake County (GO) Series C
     5.000%, 03/01/24.............................. $3,000 $ 3,802,830
                                                           -----------
TOTAL NORTH CAROLINA...............................         48,206,041
                                                           -----------

OHIO -- (3.5%)
City of Columbus (GO) Series 1
     5.000%, 07/01/22..............................  4,100   5,019,425
City of Columbus (GO) Series A
     3.000%, 07/01/21..............................    470     512,930
     3.000%, 07/01/22..............................    700     770,203
     4.000%, 07/01/23..............................  4,995   5,891,503
Hamilton County Sewer System Revenue (RB) Series
 A
     5.000%, 12/01/21..............................    200     240,026
Oakwood City School District (GO)
     2.000%, 12/01/17..............................    280     285,734
Ohio State (GO)
     5.000%, 09/01/19..............................  6,000   6,812,460
Ohio State (GO) Series A
     5.000%, 09/01/19..............................    550     624,475
     5.000%, 05/01/20..............................  1,555   1,799,773
     3.000%, 02/01/22..............................    500     548,620
     5.000%, 09/15/22..............................    500     613,665
     5.000%, 09/15/22..............................    250     306,833
Ohio State (GO) Series B
     5.000%, 08/01/17..............................    400     421,736
     5.000%, 08/01/19..............................    200     226,550
     5.000%, 09/15/19..............................  2,065   2,347,843
     5.000%, 08/01/20..............................  3,020   3,521,773
     5.000%, 06/15/21..............................  1,500   1,789,290
     5.000%, 06/15/22..............................  4,000   4,882,840
Ohio State (GO) Series C
     5.000%, 09/15/21..............................  1,000   1,199,700
Ohio State (RB) Series 1-GARVEE
     5.000%, 12/15/17..............................  1,250   1,337,362
                                                           -----------
TOTAL OHIO.........................................         39,152,741
                                                           -----------

OKLAHOMA -- (0.2%)
City of Oklahoma City (GO)
     5.000%, 03/01/19..............................  1,310   1,462,982
City of Tulsa (GO)
     5.000%, 12/01/17..............................    400     427,024
                                                           -----------
TOTAL OKLAHOMA.....................................          1,890,006
                                                           -----------

OREGON -- (0.8%)
City of Portland (GO)
     4.000%, 06/01/20..............................    935   1,049,117
Deschutes County Administrative School District
 No. 1 (GO) (NATL-RE FGIC)
     5.000%, 06/15/16..............................    200     201,048
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
     5.000%, 06/15/23..............................  3,355   4,147,015

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
OREGON -- (Continued)
Oregon State (GO) Series A
    5.000%, 05/01/21............................. $   200 $   238,214
Portland Community College District (GO)
    5.000%, 06/15/18.............................   2,760   3,004,922
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
    5.250%, 06/15/17.............................     400     420,476
                                                          -----------
TOTAL OREGON.....................................           9,060,792
                                                          -----------

PENNSYLVANIA -- (2.4%)
Commonwealth of Pennsylvania (GO)
    5.000%, 07/01/18.............................   1,500   1,630,140
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.............................  11,260  13,396,022
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/17.............................   1,035   1,085,508
Marple Newtown School District (GO) (AGM ST AID
 WITHHLDG)
    4.000%, 06/01/16.............................     375     376,013
Monroe County (GO)
    4.000%, 12/15/18.............................     400     428,948
Montgomery County (GO)
    5.000%, 05/01/23.............................   5,255   6,487,192
Pennsylvania Economic Dev. Financing Authority
 (RB) Series A
    5.000%, 07/01/19.............................   1,300   1,468,194
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.............................   1,100   1,232,836
                                                          -----------
TOTAL PENNSYLVANIA...............................          26,104,853
                                                          -----------

RHODE ISLAND -- (1.1%)
Rhode Island State (GO)
    5.000%, 08/01/19.............................   8,000   9,045,440
Rhode Island State (GO) Series A
    5.000%, 08/01/22.............................   1,605   1,954,505
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................     685     834,165
                                                          -----------
TOTAL RHODE ISLAND...............................          11,834,110
                                                          -----------

SOUTH CAROLINA -- (3.7%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
    5.000%, 03/01/22.............................   3,485   4,225,667
Berkeley County School District (GO) Series B
 (SCSDE)
    5.000%, 03/01/22.............................   4,120   4,982,728
Charleston County (GO) Series A
    5.000%, 11/01/22.............................   4,780   5,901,053

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
SOUTH CAROLINA -- (Continued)
Charleston County School District Dev. Corp.
 (GO) Series A (SCSDE)
    5.000%, 02/01/21............................. $2,020 $ 2,386,044
City of Charleston SC Waterworks & Sewer System
 Revenue
    5.000%, 01/01/20.............................  1,805   2,075,642
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................    385     458,493
Clemson University (RB)
    3.000%, 05/01/21.............................    350     377,083
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
    5.000%, 03/01/25.............................  1,430   1,831,344
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19.............................    945   1,053,949
Richland County School District No. 1 (GO)
 Series A
    5.000%, 03/01/20.............................  5,480   6,307,206
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/21.............................  2,085   2,462,823
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................  5,500   6,919,495
York County
    5.000%, 04/01/20.............................  1,900   2,192,942
                                                         -----------
TOTAL SOUTH CAROLINA.............................         41,174,469
                                                         -----------

TENNESSEE -- (5.2%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................  3,150   3,600,324
City of Johnson City (GO)
    2.000%, 06/01/18.............................  1,000   1,019,030
    3.000%, 06/01/19.............................    875     927,036
City of Memphis (GO) Series A
    5.000%, 11/01/22.............................  9,695  11,860,281
    5.000%, 04/01/25.............................  1,945   2,466,124
City of Pigeon Forge (GO)
    4.000%, 06/01/21.............................    670     761,388
Hamilton County (GO) Series B
    3.000%, 03/01/22.............................  4,550   5,006,684
Maury County (GO)
    5.000%, 04/01/21.............................  5,105   6,053,713
Maury County (GO) Series B
    5.000%, 04/01/19.............................  1,000   1,117,730
Metropolitan Government Nashville & Davidson
 County (RB) Series E
    4.000%, 10/01/17.............................  2,000   2,093,180

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18.............................. $2,700 $ 2,890,593
     5.000%, 07/01/22..............................  1,000   1,220,930
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,137,864
Shelby County (GO) Series A
     5.000%, 04/01/20..............................  7,000   8,088,010
Sumner County (GO)
     5.000%, 06/01/21..............................    110     130,699
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,579,994
Tennessee State (GO) Series B
     5.000%, 08/01/20..............................  1,945   2,274,347
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,531,310
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     347,670
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,160,141
                                                           -----------
TOTAL TENNESSEE....................................         57,267,048
                                                           -----------

TEXAS -- (10.4%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     407,995
City of Denton (GO)
     4.000%, 02/15/22..............................  2,510   2,895,260
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19..............................    400     445,632
City of Houston (GO) Series A
     5.000%, 03/01/18..............................    750     808,373
     5.000%, 03/01/21..............................  3,100   3,629,945
     5.000%, 03/01/22..............................  5,890   7,024,767
City of Lubbock (GO)
     5.000%, 02/15/19..............................  3,000   3,327,330
     5.000%, 02/15/23..............................  1,000   1,221,940
City of Richardson (GO)
     4.250%, 02/15/18..............................    400     425,228
City of San Antonio (GO)
     5.000%, 02/01/20..............................  1,000   1,149,710
City of San Antonio Electric & Gas (RB)
     5.000%, 02/01/19..............................    400     444,884
City of Southlake (GO)
     3.000%, 02/15/23..............................  1,510   1,680,222
Clear Creek Independent School District (GO)
 Series A (PSF- GTD)
     5.000%, 02/15/25..............................  2,175   2,770,297
Dallas Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/19..............................  3,480   3,878,008

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
TEXAS -- (Continued)
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24............................. $  500 $  631,780
Fort Bend Independent School District (GO)
 (PSF-GTD)
    3.000%, 08/15/17.............................  1,500  1,544,865
Galveston County (GO)
    5.000%, 02/01/22.............................  1,000  1,203,430
Grayson County (GO)
    5.000%, 01/01/21.............................  1,990  2,333,554
Harris County (GO) Series A
    4.000%, 10/01/18.............................    880    947,690
    5.000%, 10/01/19.............................  4,345  4,941,612
    5.000%, 10/01/19.............................  3,500  3,980,585
Harris County Metropolitan Transit Authority
 (RB) Series B
    4.000%, 11/01/18.............................    400    431,720
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
    5.000%, 08/15/23.............................  1,355  1,686,189
Hidalgo County Drain District No. 1 (GO)
    5.000%, 09/01/22.............................  1,000  1,209,750
Houston Community College System (GO)
    5.000%, 02/15/17.............................  1,000  1,034,760
Humble Independent School District (GO) Series A
 (PSF-GTD)
    2.000%, 02/15/19.............................    100    103,125
    5.500%, 02/15/25.............................  7,000  9,201,010
La Porte Independent School District (GO)
    5.000%, 02/15/21.............................  1,700  2,001,835
Lake Travis Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................  2,710  3,112,218
Mansfield Independent School District (GO)
    5.000%, 02/15/20.............................  1,000  1,144,810
Mansfield Independent School District (GO)
 Series A (PSF- GTD)
    5.000%, 02/15/22.............................    895  1,078,260
Mesquite Independent School District (GO) Series
 B (PSF- GTD)
    5.000%, 08/15/17.............................  2,270  2,395,690
Northside Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/23.............................  4,535  5,580,862
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................  1,695  2,122,021
Pflugerville Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/16.............................    350    354,466

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount     Value+
                                                  ------     ------
                                                  (000)
TEXAS -- (Continued)
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20............................. $ 4,100 $  4,716,763
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.............................   3,450    4,612,788
Texas A&M University (RB) Series B
    5.000%, 05/15/21.............................   4,000    4,763,560
Texas A&M University Fund (RB)
    5.000%, 07/01/23.............................   3,500    4,355,330
Texas State (GO)
    5.000%, 04/01/19.............................   4,500    5,038,065
    5.000%, 10/01/23.............................   5,315    6,648,480
Texas State (GO) Series A
    5.000%, 10/01/19.............................   1,900    2,161,573
Texas Transportation Commission State Highway
 Fund (RB)
    5.250%, 04/01/26.............................     300      394,494
Texas Transportation Commission State Highway
 Fund (RB) Series A
    5.000%, 04/01/19.............................   5,000    5,596,350
                                                          ------------
TOTAL TEXAS......................................          115,437,226
                                                          ------------

UTAH -- (2.1%)
Davis County (GO)
    4.000%, 02/01/18.............................     350      370,272
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/17.............................   1,070    1,122,794
North Davis County Sewer District (RB)
    3.000%, 03/01/21.............................   2,135    2,315,664
Utah State (GO)
    5.000%, 07/01/22.............................  11,285   13,860,801
Utah State (GO) Series C
    5.000%, 07/01/19.............................   1,100    1,243,792
Washington County School District Board of
 Education/St George (GO)
    5.000%, 03/01/20.............................   2,135    2,455,549
Washington County School District Board of
 Education/St George (GO) (SCH BD GTY)
    5.000%, 03/01/18.............................   1,500    1,618,170
                                                          ------------
TOTAL UTAH.......................................           22,987,042
                                                          ------------

VERMONT -- (0.3%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................   1,270    1,597,393
Vermont State (GO) Series C
    4.000%, 08/15/23.............................     225      268,101

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
VERMONT -- (Continued)
Vermont State (GO) Series F
    5.000%, 08/15/17............................. $1,500 $ 1,583,655
                                                         -----------
TOTAL VERMONT....................................          3,449,149
                                                         -----------

VIRGINIA -- (3.7%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................  3,000   3,596,610
    5.000%, 09/01/22.............................  2,050   2,509,098
City of Newport News (GO) Series A
    2.000%, 07/15/18.............................    515     528,318
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,505   2,845,329
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,624,642
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................  3,635   4,733,824
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,964,125
Fairfax County (GO) (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  2,500   2,847,800
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,943,960
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................    250     295,048
Spotsylvania County Water & Sewer System Revenue
 (RB)
    5.000%, 06/01/19.............................  2,885   3,239,191
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  6,250   7,512,812
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,209,060
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     876,649
Virginia State Public School Authority (RB)
 Series D (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     549,565
                                                         -----------
TOTAL VIRGINIA...................................         41,276,031
                                                         -----------

WASHINGTON -- (8.7%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,748,804

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18............................. $  250 $  268,848
City of Seattle (GO)
    5.000%, 12/01/19.............................  1,500  1,715,865
    5.000%, 12/01/20.............................  2,745  3,229,410
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665  4,280,573
City of Seattle Municipal Light & Power (RB)
 Series A
    5.000%, 06/01/22.............................    310    376,585
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20.............................    350    407,817
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 06/01/19.............................  1,525  1,713,703
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  7,335,540
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000  1,147,060
Clark County School District No.119 Battleground
 (GO) (SCH BD GTY)
    4.000%, 12/01/22.............................  2,630  3,049,117
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200    237,742
King County (GO)
    5.000%, 01/01/21.............................    425    501,755
King County (GO) Series A
    5.000%, 07/01/20.............................  2,650  3,085,368
King County (GO) Series E
    5.000%, 12/01/19.............................  1,300  1,486,602
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200  1,235,388
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,661,055
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  4,385,395
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,148,220
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,384,000

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Skagit County School District No. 103
    5.000%, 12/01/19............................. $1,925 $ 2,197,657
    5.000%, 12/01/20.............................  2,245   2,636,775
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19.............................  1,655   1,891,301
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555   3,002,125
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000   2,207,160
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025   1,248,091
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150     180,110
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425     510,310
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505   7,933,498
Washington State (GO)
    5.000%, 07/01/17.............................    300     315,318
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500     546,910
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750     932,970
Washington State (GO) Series B-1
    5.000%, 08/01/21.............................  1,300   1,554,592
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900   1,001,511
    5.000%, 07/01/20.............................  5,000   5,817,000
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000   2,225,580
Washington State (GO) Series R
    5.000%, 07/01/23.............................  3,800   4,719,866
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610   1,840,890
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000   1,090,590
Washington State (GO) Series R-2015-C
    5.000%, 07/01/20.............................  2,000   2,326,800
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000   5,966,900
                                                         -----------
TOTAL WASHINGTON.................................         96,544,801
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
WEST VIRGINIA -- (1.0%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20............................. $  130 $   143,824
West Virginia State (GO) Series A
    5.000%, 06/01/19.............................  9,525  10,722,197
                                                         -----------
TOTAL WEST VIRGINIA..............................         10,866,021
                                                         -----------

WISCONSIN -- (1.9%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................  6,220   6,916,204
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    445     489,273
Milwaukee County (GO) Series A
    5.000%, 10/01/16.............................    520     529,532
Oregon School District (GO)
    3.000%, 03/01/21.............................    430     467,229
State of Wisconsin (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150   2,415,052

                                                     Face
                                                    Amount       Value+
                                                    ------       ------
                                                    (000)
WISCONSIN -- (Continued)
State of Wisconsin (GO) Series C
    5.000%, 05/01/20............................. $    3,295 $    3,815,083
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................        570        621,437
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................      4,600      5,401,780
                                                             --------------
TOTAL WISCONSIN..................................                20,655,590
                                                             --------------
TOTAL MUNICIPAL BONDS............................             1,096,821,519
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             1,096,821,519
                                                             --------------

                                                    Shares
                                                    ------         -
TEMPORARY CASH INVESTMENTS -- (0.9%)
JPMorgan Tax Free Money Market Fund, 0.164%        9,694,183      9,694,183
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,076,183,992)..........................             $1,106,515,702
                                                             ==============


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                              ------------------------------------------------
                               Level 1      Level 2     Level 3     Total
                              ---------- -------------- ------- --------------
  Municipal Bonds............         -- $1,096,821,519   --    $1,096,821,519
  Temporary Cash Investments. $9,694,183             --   --         9,694,183
                              ---------- --------------   --    --------------
  TOTAL...................... $9,694,183 $1,096,821,519   --    $1,106,515,702
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
MUNICIPAL BONDS -- (99.9%)
CALIFORNIA -- (99.9%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................. $ 4,500 $ 4,590,990
            5.000%, 03/01/20.............................   4,500   5,203,170
Anaheim Union High School District (GO)
            5.000%, 08/01/17.............................   1,650   1,739,875
            5.000%, 08/01/19.............................     400     453,100
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................   4,430   4,708,381
            5.000%, 04/01/19.............................     775     869,101
            4.000%, 04/01/21.............................     500     571,155
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100,
            4/1/18)......................................   7,920   8,567,539
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100,
            4/1/19)......................................   8,125   9,130,631
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................     500     549,235
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     295     367,659
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     380     418,365
California Educational Facilities Authority (RB)
            5.000%, 10/01/16.............................     700     712,306
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................     850     929,314
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38 (Pre-refunded @ $100,
            10/1/18).....................................  13,705  15,589,300
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded @ $100,
            10/1/18).....................................   9,650  10,976,778
California State
            4.000%, 08/01/17.............................   1,750   1,823,045
California State (GO)
            1.000%, 05/01/16.............................   4,495   4,495,000
            3.000%, 09/01/16.............................   1,500   1,512,495
            5.000%, 09/01/16.............................   2,350   2,384,827
            4.000%, 10/01/16.............................   1,175   1,192,038
            5.000%, 10/01/16.............................   1,025   1,044,045
            5.000%, 10/01/16.............................   2,795   2,846,931
            5.000%, 10/01/16.............................   2,090   2,128,832

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
    5.000%, 11/01/16............................. $ 3,410 $ 3,486,282
    5.000%, 08/01/17.............................     700     737,856
    4.000%, 09/01/17.............................     425     443,866
    5.000%, 09/01/17.............................   3,600   3,807,216
    5.000%, 11/01/17.............................     800     851,696
    5.000%, 02/01/18.............................   5,220   5,607,846
    5.500%, 04/01/18.............................  10,945  11,936,945
    5.000%, 08/01/18.............................   5,000   5,477,300
    5.000%, 08/01/18.............................   1,000   1,095,460
    5.000%, 09/01/18.............................   4,500   4,944,330
    5.000%, 09/01/18.............................     250     274,685
    5.000%, 02/01/19.............................   5,840   6,505,468
    5.000%, 04/01/19.............................   4,750   5,320,902
    5.500%, 04/01/19.............................  10,495  11,906,892
    5.000%, 09/01/19.............................   1,000   1,135,410
    5.000%, 10/01/19.............................   5,340   6,079,003
    5.000%, 10/01/19.............................   1,500   1,707,585
    5.000%, 10/01/19.............................   5,000   5,691,950
    5.000%, 11/01/19.............................   2,955   3,372,719
    5.000%, 02/01/20.............................  12,870  14,796,768
    5.000%, 04/01/20.............................   3,705   4,282,424
    5.000%, 04/01/20.............................     325     375,651
    5.000%, 08/01/20.............................   2,415   2,819,537
    5.000%, 09/01/20.............................     700     818,867
    5.000%, 10/01/20.............................   3,410   3,998,395
    5.000%, 10/01/20.............................   1,610   1,887,805
    5.000%, 10/01/20.............................   1,580   1,852,629
    5.000%, 11/01/20.............................   8,000   9,402,080
    5.000%, 02/01/21.............................     650     768,450
    5.000%, 02/01/21.............................   1,575   1,862,012
    5.000%, 04/01/21.............................     795     944,420
    5.000%, 09/01/21.............................   6,200   7,436,528
    5.000%, 03/01/22.............................   1,075   1,302,793
    5.000%, 04/01/22.............................   1,800   2,185,560
    5.250%, 10/01/22.............................     500     621,400
California State (GO) (AMBAC)
    6.000%, 02/01/17.............................   1,000   1,040,270
California State (GO) Series A
    5.000%, 07/01/19.............................   6,955   7,868,817
California State (GO) Series B
    5.000%, 09/01/18.............................   3,000   3,296,220
    5.000%, 09/01/20.............................   3,600   4,211,316
California State Department of Water Resources
 (RB) Series AI
    5.000%, 12/01/16.............................   1,705   1,749,500
California State Department of Water Resources
 (RB) Series AS
    5.000%, 12/01/22.............................   3,390   4,202,074
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    5.000%, 05/01/16.............................   1,385   1,385,000
    5.000%, 05/01/17.............................   3,905   4,078,616

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
            5.000%, 05/01/18............................. $ 2,680 $ 2,910,319
            5.000%, 05/01/20.............................   2,575   2,989,137
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            4.000%, 05/01/16.............................   2,650   2,650,000
            5.000%, 05/01/16.............................     600     600,000
            5.000%, 05/01/18.............................     500     542,970
            4.000%, 05/01/19.............................   1,515   1,659,440
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................  11,505  13,727,881
California State Public Works Board (RB) Series B
 (NATL-RE FGIC)
            5.000%, 06/01/17.............................   1,275   1,335,435
California State University (RB) Series A
            1.500%, 11/01/16.............................   2,840   2,854,484
            5.000%, 11/01/16.............................   1,030   1,052,938
            5.000%, 11/01/17.............................   1,700   1,809,854
            5.000%, 11/01/17.............................   1,000   1,064,470
            5.000%, 11/01/18.............................     150     165,866
            5.000%, 11/01/19.............................   3,660   4,182,831
            5.000%, 11/01/19.............................   1,000   1,142,850
California Statewide Communities Dev. Authority (RB) (CA
 MTG INS)
(currency)  5.750%, 08/15/38 (Pre-refunded @ $100,
            8/15/18).....................................   3,000   3,344,310
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................   1,160   1,243,172
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................   3,050   3,554,043
Chino Basin Regional Financing Authority
            4.000%, 08/01/17.............................   1,000   1,042,120
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17.............................     500     521,060
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17.............................     500     520,740
City & County of San Francisco
            5.000%, 06/15/17.............................     270     283,292
City & County of San Francisco (GO)
            4.000%, 06/15/16.............................   1,145   1,149,889
            5.000%, 06/15/16.............................     515     517,812
            5.000%, 06/15/16.............................     705     708,849
City & County of San Francisco (GO) Series A
            5.000%, 06/15/17.............................   1,000   1,049,230
            4.000%, 06/15/18.............................     620     663,667
            5.000%, 06/15/20.............................     750     874,898

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/16............................. $5,465 $ 5,494,839
    5.000%, 06/15/20.............................    865   1,009,048
    5.000%, 06/15/21.............................    250     299,730
City and County of San Francisco (GO)
    5.000%, 06/15/21.............................  2,200   2,638,834
City and County of San Francisco (GO) Series A
    4.750%, 06/15/19.............................    650     729,658
City and County of San Francisco (GO) Series F&C
    2.000%, 06/15/22.............................  1,750   1,834,402
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.............................    815     919,638
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................  4,260   4,716,374
City of Los Angeles (GO) Series A
    3.250%, 09/01/16.............................    500     504,505
    5.000%, 09/01/20.............................  9,400  11,026,764
City of Los Angeles (GO) Series B
    5.000%, 09/01/16.............................  6,700   6,798,423
    5.000%, 09/01/18.............................  7,000   7,694,610
    5.000%, 09/01/21.............................  1,250   1,505,038
City of Los Angeles CA Solid Waste Resources
 Revenue
    5.000%, 02/01/17.............................  3,425   3,538,402
City of Los Angeles Solid Waste Resources
 Revenue (RB) Series B
    5.000%, 02/01/18.............................  1,015   1,090,963
City of Los Angeles Wastewater System Revenue
 (RB) Series 2013-B
    5.000%, 06/01/21.............................  1,400   1,674,890
City of Los Angeles Wastewater System Revenue
 (RB) Series A
    5.000%, 06/01/16.............................  1,250   1,254,450
City of Sacramento Unified School District (GO)
    5.000%, 07/01/24.............................  1,375   1,710,967
City of San Francisco Public Utilities
 Commission Wastewater Revenue (RB) Series A
    5.000%, 10/01/18.............................    800     882,008
City of San Francisco Public Utilities
 Commission Water Revenue (RB)
    4.000%, 11/01/22.............................  3,000   3,506,760
    5.000%, 11/01/23.............................  1,835   2,304,760
City of Saratoga (GO)
    3.000%, 08/01/16.............................    450     452,768

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19............................. $   200 $   214,418
Colton Joint Unified School District (GO)
            5.000%, 08/01/16.............................   1,000   1,010,600
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................   1,000   1,120,730
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................     700     748,853
Contra Costa Community College District (GO) Series A
            2.000%, 08/01/16.............................   6,850   6,874,249
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................     705     777,622
            5.000%, 10/01/19.............................   1,345   1,533,569
Davis Joint Unified School District Community Facilities
 District (ST) (AGM)
            3.000%, 08/15/16.............................     955     961,761
Desert Community College District (GO)
            5.000%, 08/01/21.............................     665     798,612
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................   1,375   1,476,049
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................  11,775  13,120,176
East Bay Municipal Utility District Wastewater System
 Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33 (Pre-refunded @ $100,
            6/1/17)......................................   2,520   2,639,448
East Bay Municipal Utility District Water System Revenue
 (RB) Series A (NATL)
(currency)  5.000%, 06/01/32 (Pre-refunded @ $100,
            6/1/17)......................................   4,000   4,189,600
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................     210     241,647
East Side Union High School District (GO)
            2.000%, 08/01/18.............................   1,215   1,249,239
            2.000%, 08/01/20.............................   1,055   1,099,595
El Camino Community College District (GO)
            2.000%, 08/01/16.............................   2,400   2,408,976
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................     780     870,386

                                                   Face
                                                  Amount    Value+
                                                  ------    ------
                                                  (000)
CALIFORNIA -- (Continued)
Fairfield-Suisun Sewer District (RB) (ASSURED
 GTY)
    4.000%, 05/01/16............................. $ 1,625 $ 1,625,000
Fairfield-Suisun Unified School District
 Financing Corp. (GO)
    2.500%, 08/01/16.............................     750     753,705
Folsom Cordova Unified School District School
 Facilities Improvement Dist No. 2 (GO)
    5.000%, 10/01/17.............................     845     897,060
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................     550     559,785
Folsom Cordova Unified School District School
 Facilities Impt Dist No. 1 (GO)
    4.000%, 10/01/16.............................     985     998,514
Fontana Unified School District (GO)
    5.000%, 08/01/16.............................     955     965,476
    5.000%, 08/01/18.............................   3,140   3,437,546
    5.000%, 08/01/19.............................   1,285   1,456,021
    4.000%, 08/01/20.............................   3,620   4,074,672
    4.000%, 08/01/21.............................     530     607,486
Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.............................     550     606,579
Fremont Unified School District/ Alameda County
 (GO)
    5.000%, 08/01/18.............................     750     820,718
Fremont Union High School District (GO)
    5.000%, 08/01/20.............................   1,000   1,172,980
Fresno Unified School District (GO) Series A
    4.000%, 08/01/16.............................   1,695   1,709,509
Fresno Unified School District (GO) Series A
 (AGM)
    4.000%, 08/01/17.............................   1,820   1,896,658
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/23.............................   1,900   2,236,186
Glendora Unified School District (GO)
    4.000%, 08/01/18.............................     890     953,555
Grossmont Union High School District (GO)
    4.000%, 08/01/20.............................   2,420   2,726,106
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16.............................     950     957,790
Kern County (GO)
    7.000%, 06/30/16.............................  28,000  28,295,120
Livermore Valley Joint Unified School District
 (GO)
    5.000%, 08/01/20.............................     800     928,944

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
Long Beach Unified School District (GO) Series D
     3.000%, 08/01/16.............................. $ 1,000 $ 1,006,150
Los Altos Elementary School District (GO)
     5.000%, 08/01/19..............................     975   1,105,767
     4.000%, 08/01/21..............................   1,550   1,782,577
Los Angeles Community College District (GO)
     5.000%, 08/01/21..............................   2,890   3,475,572
Los Angeles Community College District (GO)
 Series A
     5.000%, 08/01/20..............................  10,000  11,711,500
     5.000%, 08/01/21..............................   1,875   2,254,912
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/20..............................   1,025   1,200,429
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................   3,350   4,201,302
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     5.000%, 08/15/17..............................   1,125   1,187,449
Los Angeles County Capital Asset Leasing Corp.
 (RB) Series A
     3.000%, 06/01/16..............................   3,870   3,877,508
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/18..............................   4,650   5,082,775
     5.000%, 07/01/19..............................   4,000   4,528,240
     5.000%, 07/01/20..............................   3,085   3,604,205
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................   1,400   1,674,610
Los Angeles County Sanitation Districts
 Financing Authority (RB) Series A (MUN GOVT GTD)
     5.000%, 10/01/16..............................   1,005   1,023,502
Los Angeles Department of Water (RB) Series A
     5.000%, 07/01/16..............................   1,730   1,742,837
     5.000%, 07/01/16..............................   1,290   1,299,572
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/19..............................   1,000   1,132,060
Los Angeles Department of Water & Power (RB)
 Series A
     4.000%, 07/01/17..............................     840     873,214
     5.000%, 07/01/18..............................   2,375   2,596,041
     5.000%, 07/01/18..............................     125     136,634
     5.000%, 07/01/19..............................   2,990   3,383,873
     5.000%, 07/01/21..............................   2,000   2,395,640
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     4.000%, 11/01/16..............................   1,795   1,825,192

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 03/01/17.............................. $4,300 $4,454,327
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17..............................  5,500  5,717,470
     5.000%, 07/01/18..............................  1,000  1,093,070
Los Angeles Unified School District (GO) Series
 A-1
     4.000%, 07/01/16..............................  1,800  1,810,440
     5.000%, 07/01/18..............................    500    546,535
Los Angeles Unified School District (GO) Series
 A-1 (FGIC)
     5.500%, 07/01/18..............................  2,745  3,029,849
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................  2,200  2,637,646
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/22..............................  1,350  1,657,233
Los Angeles Unified School District (GO) Series C
     2.000%, 07/01/17..............................  2,800  2,846,144
     5.000%, 07/01/20..............................    500    583,705
     5.000%, 07/01/23..............................  2,000  2,507,320
Los Angeles Unified School District (GO) Series
 G (AMBAC)
     5.000%, 07/01/16..............................    930    936,919
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/19..............................  3,390  3,835,412
Manhattan Beach Unified School District (GO)
 Series F
     4.000%, 09/01/21..............................    500    573,950
Metropolitan Water District of Southern
 California (RB) Series C
     5.000%, 07/01/17..............................  1,220  1,282,293
Mount Diablo Unified School District (GO)
     5.000%, 02/01/19..............................    500    556,540
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16.............................  2,480  2,549,068
     12.000%, 08/01/17.............................  2,965  3,382,857
     4.000%, 08/01/19..............................  1,430  1,572,256
New Haven Unified School District (GO) Series B
 (BAM)
     5.000%, 08/01/21..............................  3,100  3,693,185
Newark Unified School District (GO) Series B
     2.000%, 08/01/16..............................    560    562,022
Newhall School District (GO)
     --%, 08/01/18.................................  6,995  6,851,043
Northern California Power Agency (RB) Series A
     5.000%, 07/01/17..............................  1,000  1,050,830

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Oakland-Alameda County Coliseum Authority (RB) Series A
            5.000%, 02/01/17............................. $3,700 $3,822,507
Oceanside Unified School District (GO) Series A (ASSURED
 GTY)
            3.000%, 08/01/16.............................    350    352,153
Orange County Public Financing Authority (RB) (NATL-RE)
            5.000%, 07/01/16.............................  3,140  3,163,299
Orange County Sanitation District
(currency)  5.000%, 02/01/25 (Pre-refunded @ $100,
            2/1/17)......................................  1,200  1,239,648
Orange County Sanitation District (CP) Series B
            3.000%, 08/01/16.............................  5,000  5,031,250
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................  5,295  6,728,886
Palomar Community College District (GO)
            5.000%, 05/01/23.............................    715    890,718
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.............................    250    263,618
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................    550    637,049
Peralta Community College District
            5.000%, 08/01/17.............................  1,260  1,328,632
Peralta Community College District (GO)
            5.000%, 08/01/17.............................  1,000  1,054,470
            5.000%, 08/01/18.............................  1,000  1,095,230
            5.000%, 08/01/19.............................  2,220  2,513,928
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.............................  1,845  2,260,383
Pleasanton Unified School District (GO) (AGM)
            5.250%, 08/01/16.............................    500    505,540
Poway Unified School District (GO)
            3.250%, 08/01/18.............................  1,350  1,425,182
Rancho Santiago Community College District (GO)
            3.000%, 09/01/16.............................    430    433,526
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/16.............................    300    304,650
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................    500    544,535

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Sacramento County Sanitation Districts Financing
 Authority (RB) (NATL)
(currency)  5.000%, 12/01/36 (Pre-refunded @ $100,
            6/1/16)...................................... $4,485 $4,500,473
Sacramento Municipal Utility District (RB) Series C
            5.000%, 08/15/16.............................  6,610  6,695,335
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................    620    654,825
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/16.............................  2,500  2,532,275
            5.000%, 08/15/21.............................    750    900,068
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................    425    451,707
            5.000%, 04/01/18.............................  1,285  1,390,062
San Diego County Water Authority
            5.250%, 05/01/16.............................  7,880  7,880,000
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.............................  1,385  1,609,522
            5.000%, 05/01/21.............................    550    657,157
San Diego County Water Authority Financing Corp. Series
 2008 A- COPS (AGM)
(currency)  5.000%, 05/01/28 (Pre-refunded @ $100,
            5/1/18)......................................  5,810  6,310,531
San Diego Public Facilities Financing Authority (RB)
 Series B
            5.000%, 05/15/16.............................  1,550  1,552,588
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................  4,425  5,414,784
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................    350    380,587
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................  3,650  3,968,973
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A
            5.000%, 08/01/16.............................  6,200  6,268,014
            5.000%, 08/01/18.............................  1,260  1,380,582
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.............................  2,000  2,504,220

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount    Value+
                                                    ------    ------
                                                    (000)
CALIFORNIA -- (Continued)
San Francisco Bay Area Rapid Transit District
     4.000%, 07/01/18.............................. $ 1,000 $ 1,071,010
San Francisco Bay Area Rapid Transit District
 (GO) Series C
     4.000%, 08/01/19..............................     300     330,861
San Francisco Community College District (GO)
     5.000%, 06/15/18..............................   5,000   5,445,900
San Francisco Community College District (GO)
 Series A (AGM)
     5.000%, 06/15/16..............................   2,495   2,508,124
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/16..............................     845     848,481
     4.000%, 06/15/18..............................     485     518,096
San Francisco Unified School District (GO)
     5.000%, 06/15/16..............................     745     748,919
     5.000%, 06/15/18..............................   1,720   1,875,299
San Francisco Unified School District (GO)
 Series B
     5.000%, 06/15/16..............................  10,700  10,756,924
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................   1,500   1,635,435
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................     250     300,720
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..............................     700     704,305
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................     265     301,281
San Mateo County Community College District
     4.000%, 09/01/21..............................   1,310   1,509,618
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................     775     834,807
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................   4,225   4,856,637
Santa Clara County (GO) Series B
     5.000%, 08/01/18..............................   5,000   5,479,650
Santa Clara County Financing Authority (RB)
 Series A
     5.000%, 02/01/19..............................   3,610   4,015,078
Santa Clara Unified School District (GO)
     5.000%, 07/01/17..............................  10,480  11,012,698
Santa Clara Valley Transportation Authority (RB)
 Series B
     5.000%, 04/01/18..............................   8,215   8,886,658

                                                           Face
                                                          Amount    Value+
                                                          ------    ------
                                                          (000)
CALIFORNIA -- (Continued)
Santa Margarita-Dana Point Authority (RB) Series B (GO
 OF DIST)
            4.000%, 08/01/17............................. $ 1,000 $ 1,041,860
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.............................     315     357,141
Saugus Union School District School Facilities
 Improvement District No. 2014-1 (GO) Series A
            5.000%, 08/01/17.............................   1,580   1,666,063
Sequoia Union High School District (GO) Series B (AGM)
(currency)  5.500%, 07/01/35 (Pre-refunded @ $100,
            7/1/16)......................................   9,030   9,102,150
Solano County Community College District
            5.000%, 08/01/17.............................     615     648,259
Sonoma County (RB)
            5.000%, 09/01/19.............................   6,035   6,862,821
South San Francisco Unified School District (GO) Series G
            3.500%, 07/01/18.............................  27,075  28,654,014
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................   1,135   1,238,330
            5.000%, 07/01/18.............................   1,475   1,609,284
            5.000%, 07/01/20.............................   1,175   1,366,995
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................   2,230   2,522,955
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17.............................     275     291,676
Sweetwater Union High School District (GO)
            5.000%, 01/01/18.............................   1,750   1,876,560
Tamalpais Union High School District
            4.000%, 02/01/17.............................     500     512,860
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................   1,130   1,189,562
University of California (RB) Series Q
(currency)  5.250%, 05/15/23 (Pre-refunded @ $101,
            5/15/17).....................................   1,000   1,056,890
Upland Unified School District (GO)
            1.000%, 08/01/16.............................     900     901,188
West Contra Costa Unified School District
            4.000%, 08/01/18.............................   2,135   2,289,937
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................   1,585   1,671,335
            5.000%, 08/01/18.............................   1,415   1,551,406
            5.000%, 08/01/20.............................     820     956,989

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
     5.000%, 08/01/21.............................. $2,350 $2,807,592
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................    550    579,959
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/21..............................  1,000  1,241,400
Westlands Water District (RB) Series A (AGM)
     4.000%, 09/01/20..............................  1,045  1,170,766
Whittier Union High School District (GO) Series C
     2.000%, 08/01/18..............................  1,480  1,524,045
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/20..............................  1,000  1,116,760

                                                    Face
                                                   Amount     Value+
                                                   ------     ------
                                                   (000)
CALIFORNIA -- (Continued)
Yosemite Community College District (GO)
    1.000%, 08/01/17............................. $  1,850 $  1,859,361
                                                           ------------
TOTAL MUNICIPAL BONDS............................           807,926,224
                                                           ------------

                                                   Shares
                                                   ------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    JPMorgan Tax Free Money Market Fund, 0.164%..  864,623      864,623
                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $799,851,737)............................           $808,790,847
                                                           ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                 ------------------------------------------
                                 Level 1    Level 2    Level 3    Total
                                 -------- ------------ ------- ------------
     Municipal Bonds............       -- $807,926,224   --    $807,926,224
     Temporary Cash Investments. $864,623           --   --         864,623
                                 -------- ------------   --    ------------
     TOTAL...................... $864,623 $807,926,224   --    $808,790,847
                                 ======== ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.2%)
CALIFORNIA -- (99.2%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $  240 $  273,382
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................    375    411,469
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................    730    870,175
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................    385    421,617
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................    500    526,270
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................    855    968,501
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................    850  1,080,562
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................    500    567,910
            5.000%, 08/01/22.............................  1,650  1,993,926
Azusa Unified School District (GO)
            5.000%, 07/01/21.............................    425    505,304
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................    100    105,421
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................    500    531,420
(currency)  5.000%, 04/01/34 (Pre-refunded
            @ $100, 4/1/18)..............................  1,600  1,730,816
(currency)  5.125%, 04/01/39 (Pre-refunded
            @ $100, 4/1/19)..............................  3,450  3,877,006
Berkeley Unified School District (GO)
            5.000%, 08/01/19.............................    325    367,361
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................    600    747,780
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................    200    220,192
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................     75     79,781
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................    550    583,231

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
California Educational Facilities Authority (RB)
            5.000%, 10/01/16............................. $  500 $  508,790
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33 (Pre-refunded
            @ $100, 10/1/18).............................  1,000  1,137,490
California State (GO)
            5.000%, 11/01/16.............................    150    153,356
            5.000%, 02/01/18.............................  1,150  1,235,445
            5.000%, 09/01/18.............................  1,325  1,455,830
            5.000%, 10/01/18.............................    250    275,563
            5.000%, 04/01/19.............................  2,000  2,240,380
            5.500%, 04/01/19.............................  2,605  2,955,451
            5.000%, 09/01/19.............................  1,795  2,038,061
            3.125%, 10/01/19.............................    100    107,556
            5.000%, 10/01/19.............................    500    569,195
            5.000%, 10/01/19.............................  1,000  1,138,390
            4.000%, 11/01/19.............................    135    149,452
            5.000%, 02/01/20.............................  1,200  1,379,652
            5.250%, 02/01/20.............................    500    579,440
            5.000%, 04/01/20.............................    900  1,040,265
            5.000%, 10/01/20.............................  1,375  1,612,256
            5.000%, 10/01/20.............................  1,540  1,805,727
            5.000%, 11/01/20.............................    750    881,445
            5.000%, 12/01/20.............................    500    588,970
            5.000%, 02/01/21.............................    700    827,561
            5.000%, 04/01/21.............................    475    564,276
            5.000%, 09/01/21.............................  3,705  4,443,925
            5.000%, 02/01/22.............................  2,195  2,655,050
            5.000%, 04/01/22.............................    500    607,100
            4.000%, 09/01/22.............................    525    611,142
            5.250%, 09/01/22.............................  2,135  2,646,888
            5.250%, 10/01/22.............................  2,380  2,957,864
            5.000%, 12/01/22.............................  1,245  1,533,504
            5.000%, 02/01/23.............................  1,150  1,420,434
            5.000%, 10/01/23.............................    100    125,169
            5.000%, 11/01/23.............................    875  1,096,874
California State (GO) Series A
            4.400%, 07/01/18.............................    410    442,804
            5.000%, 07/01/19.............................  1,400  1,583,946
California State (GO) Series B
            5.000%, 09/01/23.............................  2,285  2,853,942
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22.............................  3,210  3,978,955
            5.000%, 12/01/23.............................    900  1,137,249
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................    545    625,720
            5.000%, 12/01/22.............................  1,500  1,859,325

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources
 Power Supply Revenue (RB) Series L
    5.000%, 05/01/17............................. $  450 $  470,007
    5.000%, 05/01/18.............................    745    809,025
    5.000%, 05/01/19.............................    925  1,040,495
    5.000%, 05/01/20.............................  2,250  2,611,867
California State Department of Water Resources
 Power Supply Revenue (RB) Series M
    4.000%, 05/01/19.............................    455    498,380
California State University (RB) Series A
    2.500%, 11/01/18.............................  1,500  1,565,820
    5.000%, 11/01/18.............................  2,500  2,764,425
    5.000%, 11/01/19.............................    450    514,283
    5.000%, 11/01/20.............................    685    806,375
California State University (RB) Series C (AGM)
    5.000%, 11/01/22.............................    100    123,593
Capistrano Unified School District School
 Facilities Improvement District No. 1 (GO)
    4.000%, 08/01/22.............................    170    195,558
Central Marin Sanitation Agency (RB)
    3.000%, 09/01/18.............................  1,180  1,243,319
    4.000%, 09/01/21.............................  1,425  1,641,343
Chabot-Las Positas Community College District
 (GO)
    5.000%, 08/01/22.............................    900  1,102,626
    4.000%, 08/01/23.............................  1,970  2,327,476
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.............................    335    389,582
Chino Hills Financing Authority (RB)
    4.000%, 06/01/18.............................    500    532,965
Chino Valley Unified School District (GO) Series
 A
    4.000%, 08/01/21.............................    200    228,582
Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.............................  1,835  2,229,690
City & County of San Francisco (GO)
    4.000%, 06/15/20.............................    800    900,968
City & County of San Francisco (GO) Series A
    5.000%, 06/15/20.............................  1,715  2,000,599
    5.000%, 06/15/22.............................  2,200  2,700,104
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.............................    470    563,492

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
City and County of San Francisco (GO)
    5.000%, 06/15/21............................. $  230 $  275,878
City and County of San Francisco (GO) Series A
    4.750%, 06/15/19.............................    545    611,790
City and County of San Francisco (GO) Series F&C
    2.000%, 06/15/22.............................  1,580  1,656,203
City of Long Beach Harbor Revenue (RB) Series B..
    5.000%, 05/15/19.............................    250    282,098
City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.............................    500    553,565
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.............................    780    839,444
    5.000%, 09/01/20.............................    445    522,012
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.............................    600    682,728
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.............................    300    330,144
City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.............................    300    326,433
    5.000%, 07/01/24.............................  1,800  2,239,812
City of San Francisco Public Utilities
 Commission Water Revenue (RB) Series B
    5.000%, 11/01/19.............................    420    479,216
Coachella Valley Unified School District (GO)
 (BAM)
    4.000%, 08/01/22.............................    825    950,095
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.............................    900  1,072,719
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.............................  2,350  2,409,878
    4.000%, 08/01/18.............................    115    123,026
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17.............................    500    505,795
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.............................    220    242,662
Culver City School Facilities Financing
 Authority (RB) (AGM GO OF DIST)
    5.500%, 08/01/26.............................    855  1,140,211
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................    275    286,583

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Cupertino Union School District (GO) Series B
    4.000%, 08/01/21............................. $  400 $  460,464
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.............................    420    458,417
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................  1,000  1,083,950
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19.............................    500    530,190
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................    425    473,552
    5.000%, 08/01/22.............................    875  1,071,997
    5.000%, 08/01/23.............................  1,665  2,081,583
East Side Union High School District (GO)
    4.000%, 08/01/21.............................    600    687,720
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................    825    881,042
El Dorado Irrigation District & El Dorado Water
 Agency (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16.............................    530    534,341
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................  1,285  1,456,740
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................    500    549,100
Escondido Union School District (GO) Series B
 (NATL-RE FGIC)
    5.000%, 08/01/16.............................    400    404,388
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................    200    232,506
Folsom Cordova Unified School District School
 Facilities Improvement District No. 4 (GO)
 Series A (NATL-RE)
    5.000%, 10/01/16.............................    500    508,895
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................    600    679,854
    4.000%, 08/01/21.............................  1,585  1,816,727
    4.000%, 08/01/22.............................    875  1,014,475
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................    250    314,763
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/17.............................    275    289,908

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Fresno Unified School District (GO) Series A
 (AGM)
     4.500%, 08/01/20.............................. $  480 $  547,234
Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/24..............................  2,615  3,113,314
Gilroy Unified School District (GO) Series A
 (ASSURED GTY)
     5.000%, 08/01/18..............................    500    546,555
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18..............................    200    218,998
Hacienda La Puente Unified School District (GO)
 (NATL)
     5.000%, 08/01/23..............................    225    277,974
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................    200    213,992
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................    235    251,074
     5.000%, 08/01/20..............................    725    840,543
Kern High School District (GO) (AGM)
     5.000%, 08/01/19..............................    250    282,158
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................    380    442,103
     4.000%, 08/01/21..............................    500    570,910
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................    540    632,858
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................    250    287,513
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/25..............................  1,240  1,599,588
     5.000%, 06/01/26..............................  2,500  3,296,150
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................    650    815,178
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A
     4.500%, 08/15/18..............................    300    325,602
Los Angeles County Metropolitan Transportation
 Authority (RB)
     5.000%, 07/01/17..............................    525    551,749
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    300    315,213
     5.000%, 07/01/18..............................    665    726,745
     5.000%, 07/01/19..............................  1,000  1,132,060
     5.000%, 07/01/21..............................    520    623,444

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 06/01/19.............................. $  370 $  417,712
     5.000%, 07/01/20..............................    525    611,950
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/20..............................    525    611,950
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/22..............................    435    534,289
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19..............................  1,195  1,352,417
     5.000%, 07/01/19..............................    370    418,740
     5.000%, 07/01/21..............................  1,650  1,976,403
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................  1,000  1,100,580
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     5.000%, 09/01/16..............................    200    202,878
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................    725    775,112
     3.000%, 07/01/20..............................    790    857,893
     5.000%, 07/01/20..............................    150    175,112
     2.000%, 07/01/22..............................    630    661,361
Los Angeles Unified School District (GO) Series
 A-2
     5.000%, 07/01/21..............................    315    377,663
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/23..............................  3,050  3,823,663
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................    200    207,908
Los Angeles Unified School District (GO) Series I
     5.000%, 07/01/19..............................    750    848,542
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/18..............................    750    819,802
Los Rios Community College District (GO)
     5.000%, 08/01/19..............................  2,465  2,795,606
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................    510    638,403
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    450    532,089
     5.000%, 08/01/22..............................    485    583,528

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
Manhattan Beach Unified School District (GO)
 Series C
    3.500%, 09/01/21............................. $1,185 $1,329,724
Manhattan Beach Unified School District (GO)
 Series E
    3.000%, 09/01/22.............................    560    618,335
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
    5.000%, 08/01/17.............................    100    105,254
Merced Union High School District (GO) Series A
 (ASSURED GTY)
    4.000%, 08/01/18.............................    250    266,985
Metropolitan Water District of Southern
 California (RB) Series A
    5.000%, 07/01/19.............................  1,090  1,233,945
Montebello Unified School District (GO)
    5.000%, 08/01/20.............................    415    481,512
Moreland School District (GO) Series B
    5.000%, 08/01/21.............................    500    599,895
Moreno Valley Public Financing Authority (RB)
    5.000%, 11/01/20.............................  1,470  1,709,345
Morongo Unified School District (GO)
    3.000%, 08/01/22.............................    480    524,539
Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.............................    500    537,785
New Haven Unified School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/19.............................    150    169,706
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
    4.500%, 08/01/18.............................    500    538,575
Oceanside Unified School District (GO)
    4.000%, 08/01/17.............................    300    312,636
Oxnard Union High School District (GO)
    4.000%, 08/01/21.............................    320    364,858
    4.000%, 08/01/22.............................    500    578,075
Palm Springs Unified School District (GO)
    5.000%, 08/01/19.............................    500    566,200
Peralta Community College District (GO)
    5.000%, 08/01/17.............................    100    105,383
Placentia-Yorba Linda Unified School District
 (GO) Series A
    5.000%, 08/01/18.............................    275    300,671

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
CALIFORNIA -- (Continued)
Plumas Unified School District (GO) (AGM)
            5.250%, 08/01/21............................. $  800 $  952,888
Pomona Unified School District (GO) Series C
            4.000%, 08/01/16.............................    250    252,018
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
            5.000%, 08/01/18.............................    450    490,743
            5.000%, 08/01/19.............................    325    365,914
Poway Unified School District (GO)
            5.000%, 08/01/19.............................    200    226,686
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20.............................    500    590,420
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22.............................  1,290  1,564,925
Roseville City School District (GO)
            5.000%, 08/01/17.............................    400    421,788
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................    125    132,021
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.............................    465    569,379
San Diego County Regional Transportation Commission (RB)
 Series A
            5.000%, 04/01/18.............................    265    286,666
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................    310    370,397
San Diego County Water Authority Financing Corp. (RB)
 Series A
            4.000%, 05/01/17.............................    450    465,561
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................    700    856,576
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
(currency)  5.250%, 05/15/24 (Pre-refunded
            @ $100, 5/15/20).............................  1,975  2,318,591
(currency)  5.375%, 05/15/34 (Pre-refunded
            @ $100, 5/15/19).............................    650    738,439
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded
            @ $100, 5/15/19).............................    500    569,900

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority
 Water Revenue (RB) Series A
    5.000%, 08/01/16............................. $  400 $  404,388
San Diego Unified School District (GO) Series
 C-2 (AGM)
    5.500%, 07/01/21.............................    600    733,038
    5.500%, 07/01/25.............................  2,550  3,401,700
San Dieguito Union High School District (GO)
 Series A-2
    5.000%, 08/01/23.............................    490    612,980
San Francisco Bay Area Rapid Transit District
 (GO) Series C
    4.000%, 08/01/19.............................    325    358,433
San Francisco Community College District (GO)
 Series D
    5.000%, 06/15/20.............................    600    697,014
San Francisco Municipal Transportation Agency
 (RB) Series A
    5.000%, 03/01/20.............................    860    996,138
San Jose Evergreen Community College District
 (GO)
    5.000%, 09/01/21.............................  1,750  2,105,040
San Juan Unified School District (GO)
    5.000%, 08/01/22.............................    800    975,280
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.............................    260    261,599
San Mateo County Community College District (GO)
    4.000%, 09/01/18.............................    700    754,019
San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.............................  1,500  1,724,250
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.............................    275    300,028
Santa Cruz City High School District (GO)
    4.000%, 08/01/22.............................    715    827,112
Santa Monica Community College District (GO)
 Series A
    5.000%, 08/01/22.............................    225    276,113
Santa Monica Public Financing Authority (RB)
 Series B
    4.000%, 12/01/19.............................    175    193,912
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.............................    500    528,780
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16.............................    360    362,095
South San Francisco Unified School District (GO)
 Series G
    3.500%, 07/01/18.............................  5,600  5,926,592

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
CALIFORNIA -- (Continued)
Southern California Public Power Authority (RB)
     5.000%, 07/01/18.............................. $  250 $  272,760
     5.000%, 07/01/18..............................    150    163,656
     4.000%, 07/01/19..............................    575    631,131
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24..............................    240    282,480
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20..............................    150    173,912
Sweetwater Union High School District (GO)
     5.000%, 01/01/18..............................  1,200  1,286,784
Tahoe Forest Hospital District (GO)
     4.000%, 08/01/20..............................    295    329,963
Val Verde Unified School District (GO) Series B
 (AGM)
     3.000%, 08/01/17..............................    200    205,902
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/17..............................    195    205,622
     5.000%, 08/01/18..............................  1,145  1,255,378
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................    175    184,532
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................  1,475  1,777,773
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................    385    456,733
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..............................    250    281,133

                                                       Face
                                                      Amount      Value+
                                                      ------      ------
                                                      (000)
CALIFORNIA -- (Continued)
Westside Union School District (GO) Series A
     4.000%, 08/01/23.............................. $      700 $    817,558
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..............................        645      670,348
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................        165      178,312
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................        450      492,948
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................        395      429,792
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................        355      406,901
Yuba Community College District (GO) Series C
     5.000%, 08/01/17..............................        240      253,073
                                                               ------------
TOTAL MUNICIPAL BONDS..............................             219,654,137
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             219,654,137
                                                               ------------

                                                      Shares
                                                      ------
TEMPORARY CASH INVESTMENTS -- (0.8%)
     JPMorgan Tax Free Money Market Fund, 0.164%...  1,713,599    1,713,599
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $214,142,711)..............................             $221,367,736
                                                               ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Municipal Bonds............         -- $219,654,137   --    $219,654,137
    Temporary Cash Investments. $1,713,599           --   --       1,713,599
                                ---------- ------------   --    ------------
    TOTAL...................... $1,713,599 $219,654,137   --    $221,367,736
                                ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (99.4%)
NEW YORK -- (99.4%)
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22............................. $  860 $  918,506
Ardsley Union Free School District
            3.000%, 11/01/18.............................    200    210,782
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 08/15/23.............................    290    307,354
Arlington Central School District
            4.000%, 12/15/17.............................    200    210,606
Babylon Union Free School District
            2.000%, 06/15/17.............................    500    507,480
            2.000%, 06/15/20.............................    290    300,112
Bethpage Union Free School District
            4.000%, 02/01/18.............................    275    290,680
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    103,206
City Of New York
            5.000%, 08/01/18.............................    115    125,735
City of New York (GO) Series 1
            3.000%, 08/01/17.............................    350    360,286
City of New York (GO) Series A
            2.000%, 02/01/19.............................    275    282,343
            5.000%, 08/01/24.............................    620    779,966
            5.000%, 08/01/25.............................    220    279,899
City of New York (GO) Series B
            5.000%, 08/01/17.............................    300    316,224
            5.000%, 08/01/18.............................    185    202,270
            5.000%, 08/01/21.............................  1,000  1,190,790
City of New York (GO) Series F
            5.000%, 08/01/17.............................    200    210,816
City of New York (GO) Series F-1
            3.000%, 06/01/17.............................    775    795,235
City of New York (GO) Series I-SUBSER 1-I
            5.000%, 03/01/22.............................    265    319,333
City of New York Series A
            5.000%, 08/01/23.............................  1,200  1,485,312
Country Of Cattaraugus (GO) (AGC)
            4.000%, 09/15/17.............................    250    261,353
County of Onondaga
            5.000%, 05/15/19.............................    115    129,175
East Islip Union Free School District
            4.000%, 07/01/19.............................    240    263,114
Haverstraw-Stony Point Central School District
            3.000%, 08/15/22.............................    200    220,186
            3.000%, 08/15/23.............................    360    397,631
Herricks Union Free School District
            4.000%, 06/15/21.............................    150    171,813

                                                           Face
                                                          Amount   Value+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Homer Central School District
            2.000%, 03/15/17............................. $  210 $  212,493
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195    204,692
Liverpool Central School District
            4.000%, 06/15/18.............................    150    159,878
Long Beach City School District
            3.000%, 05/01/17.............................    125    127,936
Metropolitan Transportation Authority (RB) Series B-2
            5.000%, 11/01/16.............................    750    766,890
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.............................    730    766,493
Middletown City School District
            5.000%, 09/15/24.............................    130    163,428
New Rochelle City School District
            4.000%, 06/01/18.............................    475    506,013
            4.000%, 06/01/20.............................    300    334,701
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB)
            5.000%, 11/01/17.............................    250    266,040
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100,
            5/1/18)......................................    750    813,517
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20.............................    750    817,215
New York State (GO) Series A
            4.000%, 03/01/18.............................    100    106,086
New York State Series C
            5.000%, 04/15/22.............................    600    732,804
New York State Dormitory Authority
            5.000%, 03/15/17.............................    235    244,104
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18.............................    525    565,456
            5.000%, 03/15/18.............................    100    108,006
            5.000%, 07/01/20.............................    395    458,141
            5.000%, 10/01/22.............................    475    586,668
            4.000%, 12/15/22.............................    100    116,712
            5.000%, 03/15/23.............................    650    808,873
            5.000%, 03/15/23.............................    200    248,884
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  2,075  2,382,141
            5.000%, 02/15/22.............................  1,000  1,208,480
            5.000%, 02/15/24.............................    455    570,766

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           Face
                                                          Amount  Value+
                                                          ------  ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series B-GRP A
            5.000%, 02/15/25.............................   $550 $698,989
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18.............................    100  106,042
New York State Environmental Facilities Corp. (RB)
 Series A
            5.000%, 12/15/17.............................    250  267,513
            5.250%, 12/15/18.............................    260  289,796
New York State Housing Finance Agency
            4.000%, 09/15/18.............................    300  313,791
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18.............................    350  377,205
            5.000%, 03/15/18.............................    475  512,477
New York State Thruway Authority Highway & Bridge Trust
 Fund
(currency)  5.000%, 04/01/22.............................    415  457,015
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB)
(currency)  5.000%, 04/01/25.............................    735  764,113
New York State Urban Dev. Corp. (RB)
(currency)  5.000%, 12/15/25 (Pre-refunded @ $100,
            12/15/17)....................................    130  138,889
New York State Urban Dev. Corp. (RB) Series A
            5.000%, 03/15/19.............................    300  335,058
New York State Urban Development Corp. (RB) Series B-1
            5.000%, 03/15/17.............................    150  155,717
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/22.............................    285  294,414
            2.000%, 12/15/23.............................    550  573,347
North Tonawanda City School District
            4.000%, 09/15/21.............................    650  742,449
Oceanside Union Free School District
            2.500%, 07/01/23.............................    520  552,048
Penfield Central School District (GO) (AGC ST AID
 WITHHLDG)
            3.750%, 06/15/19.............................    350  380,222
Pittsford Central School District Series B
            4.000%, 12/15/17.............................    100  105,319
Port Authority of New York & New Jersey (RB)
            5.000%, 12/01/17.............................    750  801,892
Port Authority of New York & New Jersey (RB) (AGM)
            5.000%, 08/15/17.............................    260  274,776
Riverhead Central School District
            3.000%, 03/15/22.............................    120  131,410

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................   $280 $290,321
Sachem Central School District (GO)
    5.000%, 10/15/19.............................    200  226,822
Schenectady County (GO)
    5.000%, 06/15/25.............................    140  179,098
Sewanhaka Central High School District of Elmont
    3.000%, 07/15/23.............................    590  653,130
South Huntington Union Free School District
    4.000%, 09/01/17.............................    150  156,597
South Orangetown Central School District
    5.000%, 12/01/16.............................    535  548,584
    5.000%, 12/01/17.............................    595  635,097
Spencerport Central School District
    2.000%, 06/15/21.............................    500  521,045
Taconic Hills Central School District at
 Craryville
    4.000%, 06/15/22.............................    250  287,482
Taconic Hills Central School District at
 Craryville (GO) (ST AID WITHHLDG)
    5.000%, 06/15/20.............................    100  115,643
Town of Babylon (GO)
    3.000%, 07/01/25.............................    375  409,849
Town Of Brookhaven
    4.000%, 11/15/17.............................    100  105,046
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18.............................    180  187,153
    3.000%, 03/15/22.............................    650  713,342
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265  330,299
Town of Clarence
    2.000%, 08/01/18.............................    325  334,012
    2.250%, 08/01/24.............................    210  222,333
Town of Huntington (GO)
    2.000%, 12/01/23.............................    220  229,456
Town of LaGrange
    4.000%, 03/01/18.............................    270  286,381
    4.000%, 03/01/19.............................    280  304,648
    4.000%, 03/01/20.............................    220  244,968
Triborough Bridge & Tunnel Authority
    3.000%, 11/15/17.............................     50   51,756
Triborough Bridge & Tunnel Authority (RB) Series
 A
    5.000%, 11/15/18.............................    140  154,924
Triborough Bridge & Tunnel Authority (RB) Series
 B
    5.000%, 11/15/18.............................    315  348,579
    5.000%, 11/15/22.............................    190  233,343
Triborough Bridge & Tunnel Authority (RB) Series
 C
    4.000%, 11/15/18.............................    100  108,158

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Tuckahoe Union Free School District
    5.000%, 07/15/19.............................   $145 $163,399
    5.000%, 07/15/21.............................    230  273,394
Ulster County (GO)
    2.000%, 11/15/22.............................    240  248,045
Union Free School District Of The Tarrytowns
 (GO) Series A
    5.000%, 01/15/18.............................    250  268,280
Vestal Central School District (GO) (AGM ST AID
 WITHHLDG)
    3.750%, 06/15/19.............................    150  162,782
Wantagh Union Free School District
    2.000%, 11/15/22.............................    250  261,563
West Irondequoit Central School District
    4.500%, 06/15/18.............................    125  134,756
White Plains City School District (GO) Series B
 (ST AID WITHHLDG)
    3.750%, 05/15/18.............................    100  105,992

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
NEW YORK -- (Continued)
Yorktown Central School District
    2.000%, 07/01/21............................. $    400 $   418,208
                                                           -----------
TOTAL MUNICIPAL BONDS............................           42,103,591
                                                           -----------
TOTAL INVESTMENT SECURITIES......................           42,103,591
                                                           -----------

                                                   Shares
                                                   ------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    Federated New York Municipal Cash Trust,
     0.164%......................................  244,615     244,615
                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $41,540,290).............................           $42,348,206
                                                           ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ----------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------- ----------- ------- -----------
      Municipal Bonds............       -- $42,103,591   --    $42,103,591
      Temporary Cash Investments. $244,615          --   --        244,615
                                  -------- -----------   --    -----------
      TOTAL...................... $244,615 $42,103,591   --    $42,348,206
                                  ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               DFA
                                                                           DFA Two-Year    Selectively   DFA Five-Year
                                                           DFA One-Year    Global Fixed   Hedged Global  Global Fixed
                                                           Fixed Income       Income      Fixed Income      Income
                                                            Portfolio*      Portfolio       Portfolio     Portfolio*
                                                          --------------  --------------  ------------- --------------
ASSETS:
Investments at Value (including $63,227, $4,719,
 $13,702 and $127,953 of securities on loan,
 respectively)........................................... $    7,311,651  $    4,942,535  $    944,424  $   11,768,889
Temporary Cash Investments at Value & Cost...............         46,485              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................         58,276           4,833        13,993         116,439
Foreign Currencies at Value..............................             --               2            --             112
Cash.....................................................             --           8,983         9,320          25,836
Receivables:
  Investment Securities Sold.............................         38,465          52,135            --          20,405
  Interest...............................................         22,175          16,978         6,605          72,431
  Securities Lending Income..............................             14               2             4              28
  Fund Shares Sold.......................................         11,538           3,751           810          12,517
Unrealized Gain on Forward Currency Contracts............             --              --         2,995              21
Prepaid Expenses and Other Assets........................            106              98            25             161
                                                          --------------  --------------  ------------  --------------
     Total Assets........................................      7,488,710       5,029,317       978,176      12,016,839
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Due to Custodian.......................................             49              --            --              --
  Upon Return of Securities Loaned.......................         58,276           4,833        13,993         116,439
  Investment Securities Purchased........................         65,245          58,345            --          38,311
  Fund Shares Redeemed...................................          6,999           4,422           418           7,079
  Due to Advisor.........................................            904             610           117           2,412
Unrealized Loss on Forward Currency Contracts............             --           2,703           702          14,691
Accrued Expenses and Other Liabilities...................            610             522            62             625
                                                          --------------  --------------  ------------  --------------
     Total Liabilities...................................        132,083          71,435        15,292         179,557
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $    7,356,627  $    4,957,882  $    962,884  $   11,837,282
                                                          ==============  ==============  ============  ==============
Institutional Class Shares -- based on net assets of
 $7,356,627; $4,957,882; $962,884 and $11,837,282
 and shares outstanding of 713,397,243;
 497,204,504; 100,258,576 and 1,064,027,895,
 respectively............................................ $        10.31  $         9.97  $       9.60  $        11.12
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   2,000,000,000   300,000,000   3,300,000,000
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $    7,307,235  $    4,939,794  $    936,636  $   11,581,183
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $           --  $            2  $         --  $          113
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    7,352,110  $    4,954,416  $  1,030,896  $   11,627,832
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................            510           4,472         5,384          18,592
Accumulated Net Realized Gain (Loss).....................           (409)         (1,064)      (83,477)         17,658
Net Unrealized Foreign Exchange Gain (Loss)..............             --          (2,683)        2,293         (14,505)
Net Unrealized Appreciation (Depreciation)...............          4,416           2,741         7,788         187,705
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $    7,356,627  $    4,957,882  $    962,884  $   11,837,282
                                                          ==============  ==============  ============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             DFA World ex                   DFA
                                                                 U.S.       DFA Short-  Intermediate   DFA Short-
                                                              Government       Term      Government   Term Extended
                                                             Fixed Income   Government  Fixed Income     Quality
                                                              Portfolio     Portfolio    Portfolio      Portfolio
                                                             ------------  ------------ ------------ --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $31,466 of
 securities on loan, respectively).......................... $    646,009  $  2,066,988 $  3,412,933 $    4,121,309
Temporary Cash Investments at Value & Cost..................           --         6,860        4,528             --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --           --         32,166
Foreign Currencies at Value.................................          516            --           --             --
Cash........................................................        9,128            --           --         38,608
Receivables:
  Investment Securities Sold................................        2,562        20,332           --          5,083
  Interest..................................................        6,816        11,035       36,645         27,696
  Securities Lending Income.................................           --            --           --             15
  Fund Shares Sold..........................................       78,553         2,590        5,965          6,468
Unrealized Gain on Forward Currency Contracts...............          153            --           --             --
Unrealized Gain on Foreign Currency Contracts...............           44            --           --             --
Prepaid Expenses and Other Assets...........................           38            38           57             69
                                                             ------------  ------------ ------------ --------------
     Total Assets...........................................      743,819     2,107,843    3,460,128      4,231,414
                                                             ------------  ------------ ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --           --         32,166
  Investment Securities Purchased...........................          973        23,529           --         35,046
  Fund Shares Redeemed......................................           47         1,512        1,215          7,117
  Due to Advisor............................................           87           290          282            672
Unrealized Loss on Forward Currency Contracts...............       16,431            --           --             --
Unrealized Loss on Foreign Currency Contracts...............            7            --           --             --
Accrued Expenses and Other Liabilities......................           27           128          242            207
                                                             ------------  ------------ ------------ --------------
     Total Liabilities......................................       17,572        25,459        1,739         75,208
                                                             ------------  ------------ ------------ --------------
NET ASSETS.................................................. $    726,247  $  2,082,384 $  3,458,389 $    4,156,206
                                                             ============  ============ ============ ==============
Institutional Class Shares -- based on net assets of
 $726,247; $2,082,384; $3,458,389 and $4,156,206
 and shares outstanding of 72,311,861; 193,444,555;
 269,182,717 and 381,368,054, respectively.................. $      10.04  $      10.76 $      12.85 $        10.90
                                                             ============  ============ ============ ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000  700,000,000  1,500,000,000
                                                             ============  ============ ============ ==============
Investments at Cost......................................... $    630,076  $  2,050,732 $  3,295,702 $    4,078,467
                                                             ============  ============ ============ ==============
Foreign Currencies at Cost.................................. $        508  $         -- $         -- $           --
                                                             ============  ============ ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    743,162  $  2,061,888 $  3,329,827 $    4,113,304
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................       (2,170)        1,912        6,310          1,205
Accumulated Net Realized Gain (Loss)........................      (14,625)        2,328        5,021         (1,145)
Net Unrealized Foreign Exchange Gain (Loss).................      (16,061)           --           --             --
Net Unrealized Appreciation (Depreciation)..................       15,941        16,256      117,231         42,842
                                                             ------------  ------------ ------------ --------------
NET ASSETS.................................................. $    726,247  $  2,082,384 $  3,458,389 $    4,156,206
                                                             ============  ============ ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                   DFA
                                                              Intermediate-
                                                              Term Extended  DFA Targeted        DFA
                                                                 Quality        Credit       Investment      DFA LTIP
                                                               Portfolio*     Portfolio    Grade Portfolio   Portfolio
                                                             --------------  ------------  --------------- ------------
ASSETS:
Investments at Value (including $25,147, $981,
 $140,868 and $0 of securities on loan, respectively)....... $    1,196,738  $    266,520  $    4,915,507  $     41,070
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................         25,525         1,010         144,023            --
Cash........................................................         11,999         3,197          18,292            75
Receivables:
  Investment Securities Sold................................             --           704             594            --
  Interest..................................................         11,709         2,270          45,292            71
  Securities Lending Income.................................             34            --              41            --
  Fund Shares Sold..........................................          2,935           687           9,296           174
Deferred Offering Costs.....................................             --             2              --            --
Prepaid Expenses and Other Assets...........................             18            30             147            13
                                                             --------------  ------------  --------------  ------------
     Total Assets...........................................      1,248,958       274,420       5,133,192        41,403
                                                             --------------  ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         25,525         1,010         144,023            --
  Investment Securities Purchased...........................          9,483         2,732           3,282            --
  Fund Shares Redeemed......................................            253            50          17,249           158
  Due to Advisor............................................            190            31             796             2
Unrealized Loss on Forward Currency Contracts...............             --            31              --            --
Accrued Expenses and Other Liabilities......................             92            11             104             6
                                                             --------------  ------------  --------------  ------------
     Total Liabilities......................................         35,543         3,865         165,454           166
                                                             --------------  ------------  --------------  ------------
NET ASSETS.................................................. $    1,213,415  $    270,555  $    4,967,738  $     41,237
                                                             ==============  ============  ==============  ============
Institutional Class Shares -- based on net assets of
 $1,213,415; $270,555; $4,967,738 and $41,237
 and shares outstanding of 111,469,806; 26,965,271;
 451,998,221 and 4,370,485, respectively.................... $        10.89  $      10.03  $        10.99  $       9.44
                                                             ==============  ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000   100,000,000   1,000,000,000   100,000,000
                                                             ==============  ============  ==============  ============
Investments at Cost......................................... $    1,167,598  $    264,226  $    4,805,827  $     37,736
                                                             ==============  ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,188,592  $    268,703  $    4,856,211  $     38,280
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            585            94           9,904            37
Accumulated Net Realized Gain (Loss)........................         (4,902)         (506)         (8,057)         (414)
Net Unrealized Foreign Exchange Gain (Loss).................             --           (30)             --            --
Net Unrealized Appreciation (Depreciation)..................         29,140         2,294         109,680         3,334
                                                             --------------  ------------  --------------  ------------
NET ASSETS.................................................. $    1,213,415  $    270,555  $    4,967,738  $     41,237
                                                             ==============  ============  ==============  ============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             DFA Inflation-  DFA Short-
                                                               Protected    Duration Real DFA Municipal
                                                               Securities      Return      Real Return  DFA Municipal
                                                               Portfolio      Portfolio     Portfolio   Bond Portfolio
                                                             -------------- ------------- ------------- --------------
ASSETS:
Investments at Value (including $0, $4,658, $0 and $0 of
 securities on loan, respectively)..........................  $  3,297,285  $    729,613  $    314,158   $    159,504
Temporary Cash Investments at Value & Cost..................         9,725            --         1,888          1,641
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --         4,752            --             --
Segregated Cash for Swaps Contracts.........................            --           370            --             --
Cash........................................................            --         8,123            --             --
Receivables:
  Investment Securities Sold................................            --           219            --             --
  Interest..................................................         7,622         4,760         3,155          1,829
  Securities Lending Income.................................            --             3            --             --
  Fund Shares Sold..........................................         6,083         1,309           922          4,490
Unrealized Gain on Swap Contracts...........................            --         1,091           944             --
Prepaid Expenses and Other Assets...........................            38            21            17             18
                                                              ------------  ------------  ------------   ------------
     Total Assets...........................................     3,320,753       750,261       321,084        167,482
                                                              ------------  ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --         4,752            --             --
  Investment Securities Purchased...........................            --            --            --            955
  Fund Shares Redeemed......................................         1,993         1,807            --            138
  Due to Advisor............................................           269           127            95             24
  Due to Broker.............................................            --            --            24             --
Unrealized Loss on Swap Contracts...........................            --        12,913         1,624             --
Accrued Expenses and Other Liabilities......................           160            50            11              6
                                                              ------------  ------------  ------------   ------------
     Total Liabilities......................................         2,422        19,649         1,754          1,123
                                                              ------------  ------------  ------------   ------------
NET ASSETS..................................................  $  3,318,331  $    730,612  $    319,330   $    166,359
                                                              ============  ============  ============   ============
Institutional Class Shares -- based on net assets of
 $3,318,331; $730,612; $319,330 and $166,359
 and shares outstanding of 276,903,888; 74,189,138;
 32,252,616 and 16,212,549, respectively....................  $      11.98  $       9.85  $       9.90   $      10.26
                                                              ============  ============  ============   ============
NUMBER OF SHARES AUTHORIZED.................................   500,000,000   500,000,000   100,000,000    100,000,000
                                                              ============  ============  ============   ============
Investments at Cost.........................................  $  3,158,690  $    722,622  $    308,245   $    156,609
                                                              ============  ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  3,191,230  $    742,949  $    315,088   $    163,434
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        (9,587)        3,948            29             33
Accumulated Net Realized Gain (Loss)........................        (1,907)      (11,454)       (1,020)            (3)
Net Unrealized Appreciation (Depreciation)..................       138,595        (4,831)        5,233          2,895
                                                              ------------  ------------  ------------   ------------
NET ASSETS..................................................  $  3,318,331  $    730,612  $    319,330   $    166,359
                                                              ============  ============  ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                           DFA       DFA California DFA California
                                                         DFA Short-   Intermediate-    Short-Term   Intermediate-
                                                            Term           Term        Municipal         Term
                                                         Municipal      Municipal         Bond        Municipal
                                                       Bond Portfolio Bond Portfolio   Portfolio    Bond Portfolio
                                                       -------------- -------------- -------------- --------------
ASSETS:
Investments at Value..................................  $  2,153,298   $  1,096,822   $    807,926   $    219,654
Temporary Cash Investments at Value & Cost............         5,057          9,694            865          1,714
Receivables:
  Interest............................................        26,541         12,335         10,672          2,351
  Fund Shares Sold....................................         1,358          1,747            770            399
Prepaid Expenses and Other Assets.....................            54             49             17             10
                                                        ------------   ------------   ------------   ------------
     Total Assets.....................................     2,186,308      1,120,647        820,250        224,128
                                                        ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased.....................            --          8,054             --            570
  Fund Shares Redeemed................................         1,695            350            836            145
  Due to Advisor......................................           358            189            134             37
Accrued Expenses and Other Liabilities................           131             25             37              7
                                                        ------------   ------------   ------------   ------------
     Total Liabilities................................         2,184          8,618          1,007            759
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $  2,184,124   $  1,112,029   $    819,243   $    223,369
                                                        ============   ============   ============   ============
Institutional Class Shares -- based on net assets of
 $2,184,124; $1,112,029; $819,243; $223,369 and
 $43,397 and shares outstanding of 213,006,716;
 107,873,438; 79,033,639; 20,923,181 and 4,222,043,
 respectively.........................................  $      10.25   $      10.31   $      10.37   $      10.68
                                                        ============   ============   ============   ============
NUMBER OF SHARES AUTHORIZED...........................   500,000,000    500,000,000    300,000,000    100,000,000
                                                        ============   ============   ============   ============
Investments at Cost...................................  $  2,132,495   $  1,066,490   $    798,987   $    212,429
                                                        ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................  $  2,163,126   $  1,081,554   $    810,209   $    216,120
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................           287            254            111             52
Accumulated Net Realized Gain (Loss)..................           (92)          (111)           (16)           (28)
Net Unrealized Appreciation (Depreciation)............        20,803         30,332          8,939          7,225
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $  2,184,124   $  1,112,029   $    819,243   $    223,369
                                                        ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                         DFA NY
                                                                                                       Municipal
                                                                                                     Bond Portfolio
                                                                                                     --------------
ASSETS:
Investments at Value................................................................................  $     42,103
Temporary Cash Investments at Value & Cost..........................................................           245
Receivables:
  Interest..........................................................................................           464
  Fund Shares Sold..................................................................................           570
Deferred Offering Costs.............................................................................             7
Prepaid Expenses and Other Assets...................................................................            14
                                                                                                      ------------
     Total Assets...................................................................................        43,403
                                                                                                      ------------
LIABILITIES:
Payables:
  Investment Securities Purchased...................................................................            --
  Fund Shares Redeemed..............................................................................            --
  Due to Advisor....................................................................................             2
Accrued Expenses and Other Liabilities..............................................................             4
                                                                                                      ------------
     Total Liabilities..............................................................................             6
                                                                                                      ------------
NET ASSETS..........................................................................................  $     43,397
                                                                                                      ============
Institutional Class Shares -- based on net assets of $2,184,124; $1,112,029; $819,243; $223,369 and
 $43,397 and shares outstanding of 213,006,716; 107,873,438; 79,033,639; 20,923,181 and 4,222,043,
 respectively.......................................................................................  $      10.28
                                                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................................................   100,000,000
                                                                                                      ============
Investments at Cost.................................................................................  $     41,295
                                                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................................................  $     42,580
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)..............             9
Accumulated Net Realized Gain (Loss)................................................................            --
Net Unrealized Appreciation (Depreciation)..........................................................           808
                                                                                                      ------------
NET ASSETS..........................................................................................  $     43,397
                                                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       DFA
                                                                                   Selectively
                                                            DFA One-    DFA Two-      Hedged     DFA Five-
                                                           Year Fixed Year Global  Global Fixed Year Global
                                                             Income   Fixed Income    Income    Fixed Income
                                                           Portfolio   Portfolio    Portfolio    Portfolio
                                                           ---------- ------------ ------------ ------------
Investment Income
  Dividends...............................................  $   101          --           --            --
  Interest................................................   28,993     $22,967      $ 9,020      $107,971
  Income from Securities Lending..........................       59          71           --           471
                                                            -------     -------      -------      --------
     Total Investment Income..............................   29,153      23,038        9,020       108,442
                                                            -------     -------      -------      --------
Expenses
  Investment Management Fees..............................    5,577       3,855          705        14,266
  Accounting & Transfer Agent Fees........................      211         147           28           322
  Custodian Fees..........................................       81          90           12           148
  Filing Fees.............................................       77          71           20           112
  Shareholders' Reports...................................      113         111           16           195
  Directors'/Trustees' Fees & Expenses....................       32          22            4            48
  Professional Fees.......................................       74          50            9           100
  Other...................................................      113          81           17           160
                                                            -------     -------      -------      --------
     Total Expenses.......................................    6,278       4,427          811        15,351
                                                            -------     -------      -------      --------
  Fees Paid Indirectly (Note C)...........................       --         (13)          (4)          (30)
                                                            -------     -------      -------      --------
  Net Expenses............................................    6,278       4,414          807        15,321
                                                            -------     -------      -------      --------
  Net Investment Income (Loss)............................   22,875      18,624        8,213        93,121
                                                            -------     -------      -------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................     (406)     (7,743)        (134)       20,917
    Foreign Currency Transactions.........................       --       6,684        7,966        (2,465)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............    3,596       6,494        8,387       123,910
    Translation of Foreign Currency Denominated Amounts...       --      (1,486)       4,915       (13,379)
                                                            -------     -------      -------      --------
  Net Realized and Unrealized Gain (Loss).................    3,190       3,949       21,134       128,983
                                                            -------     -------      -------      --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...............................................  $26,065     $22,573      $29,347      $222,104
                                                            =======     =======      =======      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                            DFA World ex                DFA      DFA Short-
                                                                U.S.     DFA Short- Intermediate    Term
                                                             Government     Term     Government   Extended
                                                            Fixed Income Government Fixed Income  Quality
                                                             Portfolio   Portfolio   Portfolio   Portfolio
                                                            ------------ ---------- ------------ ----------
Investment Income
  Interest.................................................   $  4,198    $12,746     $ 36,511    $39,594
  Income from Securities Lending...........................         --         --           --         72
                                                              --------    -------     --------    -------
     Total Investment Income...............................      4,198     12,746       36,511     39,666
                                                              --------    -------     --------    -------
Expenses
  Investment Management Fees...............................        537      1,799        1,690      3,990
  Accounting & Transfer Agent Fees.........................         18         61           98        114
  Custodian Fees...........................................         24         11           18         39
  Filing Fees..............................................         29         27           44         43
  Shareholders' Reports....................................          8         37           73         73
  Directors'/Trustees' Fees & Expenses.....................          2          9           14         17
  Professional Fees........................................          5         19           33         38
  Other....................................................         10         35           67         63
                                                              --------    -------     --------    -------
     Total Expenses........................................        633      1,998        2,037      4,377
                                                              --------    -------     --------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (35)        --           --         13
  Fees Paid Indirectly (Note C)............................         (6)        --           --        (16)
                                                              --------    -------     --------    -------
  Net Expenses.............................................        592      1,998        2,037      4,374
                                                              --------    -------     --------    -------
  Net Investment Income (Loss).............................      3,606     10,748       34,474     35,292
                                                              --------    -------     --------    -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................    (16,678)     2,332        5,466     (1,143)
    Foreign Currency Transactions..........................      2,053         --           --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............     49,546     10,174       61,185     37,597
    Translation of Foreign Currency Denominated Amounts....    (21,014)        --           --         --
                                                              --------    -------     --------    -------
  Net Realized and Unrealized Gain (Loss)..................     13,907     12,506       66,651     36,454
                                                              --------    -------     --------    -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................   $ 17,513    $23,254     $101,125    $71,746
                                                              ========    =======     ========    =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                 DFA
                                                            Intermediate-
                                                                Term                      DFA
                                                              Extended    DFA Targeted Investment
                                                               Quality       Credit      Grade    DFA LTIP
                                                              Portfolio    Portfolio   Portfolio  Portfolio
                                                            ------------- ------------ ---------- ---------
Investment Income
  Interest.................................................    $18,156       $2,704     $ 56,132   $   52
  Income from Securities Lending...........................        172            2          256       --
                                                               -------       ------     --------   ------
     Total Investment Income...............................     18,328        2,706       56,388       52
                                                               -------       ------     --------   ------
Expenses
  Investment Management Fees...............................      1,114          229        4,491       10
  Accounting & Transfer Agent Fees.........................         35            9          126        2
  Custodian Fees...........................................         14            2           24       --
  Filing Fees..............................................         25           27           97       10
  Shareholders' Reports....................................         23            4           59        6
  Directors'/Trustees' Fees & Expenses.....................          5            1           18       --
  Professional Fees........................................         15            2           30       --
  Organizational & Offering Costs..........................         --           21           --       --
  Other....................................................         37            4           14        1
                                                               -------       ------     --------   ------
     Total Expenses........................................      1,268          299        4,859       29
                                                               -------       ------     --------   ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............        (43)         (56)          80      (14)
  Fees Paid Indirectly (Note C)............................         --           (1)          --       --
                                                               -------       ------     --------   ------
  Net Expenses.............................................      1,225          242        4,939       15
                                                               -------       ------     --------   ------
  Net Investment Income (Loss).............................     17,103        2,464       51,449       37
                                                               -------       ------     --------   ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................     (4,900)        (453)      (8,054)     (14)
    Foreign Currency Transactions..........................         --          (53)          --       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................     36,633        3,141      106,247    3,359
    Translation of Foreign Currency Denominated Amounts....         --          (30)          --       --
                                                               -------       ------     --------   ------
  Net Realized and Unrealized Gain (Loss)..................     31,733        2,605       98,193    3,345
                                                               -------       ------     --------   ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................    $48,836       $5,069     $149,642   $3,382
                                                               =======       ======     ========   ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      DFA
                                                                   Inflation-  DFA Short-       DFA        DFA
                                                                   Protected  Duration Real  Municipal  Municipal
                                                                   Securities    Return     Real Return   Bond
                                                                   Portfolio    Portfolio    Portfolio  Portfolio
                                                                   ---------- ------------- ----------- ---------
Investment Income
  Interest........................................................  $ (7,611)    $ 6,880      $ 1,978    $  999
  Income from Securities Lending..................................        --          14           --        --
                                                                    --------     -------      -------    ------
     Total Investment Income......................................    (7,611)      6,894        1,978       999
                                                                    --------     -------      -------    ------
Expenses
  Investment Management Fees......................................     1,557         744          263       129
  Accounting & Transfer Agent Fees................................        89          23            9         5
  Custodian Fees..................................................        15          18           15         1
  Filing Fees.....................................................        29          22           17        18
  Shareholders' Reports...........................................        57          14            2         1
  Directors'/Trustees' Fees & Expenses............................        13           3            1        --
  Professional Fees...............................................        27           7            3         1
  Organizational & Offering Costs.................................        --          --            1        15
  Other...........................................................        44          10            1         2
                                                                    --------     -------      -------    ------
     Total Expenses...............................................     1,831         841          312       172
                                                                    --------     -------      -------    ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................        --          51           43       (23)
                                                                    --------     -------      -------    ------
  Net Expenses....................................................     1,831         892          355       149
                                                                    --------     -------      -------    ------
  Net Investment Income (Loss)....................................    (9,442)      6,002        1,623       850
                                                                    --------     -------      -------    ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities..        --          --            1        --
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................      (108)         96           (1)       --
    Swap Contracts................................................        --      (3,237)      (1,020)       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................   134,552       6,162        4,383     1,844
    Swap Contracts................................................        --       5,263        2,421        --
                                                                    --------     -------      -------    ------
  Net Realized and Unrealized Gain (Loss).........................   134,444       8,284        5,784     1,844
                                                                    --------     -------      -------    ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.......................................................  $125,002     $14,286      $ 7,407    $2,694
                                                                    ========     =======      =======    ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                     DFA
                                                                            DFA         DFA      California
                                                            DFA Short- Intermediate- California Intermediate-
                                                               Term        Term      Short-Term     Term
                                                            Municipal    Municipal   Municipal    Municipal
                                                               Bond        Bond         Bond        Bond
                                                            Portfolio    Portfolio   Portfolio    Portfolio
                                                            ---------- ------------- ---------- -------------
Investment Income
  Interest.................................................  $12,782      $ 8,378      $4,444      $1,813
                                                             -------      -------      ------      ------
     Total Investment Income...............................   12,782        8,378       4,444       1,813
                                                             -------      -------      ------      ------
Expenses
  Investment Management Fees...............................    2,191        1,004         816         207
  Accounting & Transfer Agent Fees.........................       63           29          25           7
  Custodian Fees...........................................       11            5           4           1
  Filing Fees..............................................       28           29          12          10
  Shareholders' Reports....................................       29           10           8           2
  Directors'/Trustees' Fees & Expenses.....................        9            4           3           1
  Professional Fees........................................       21            8           8           2
  Organizational & Offering Costs..........................       --           --          --          --
  Other....................................................       33           12          12           3
                                                             -------      -------      ------      ------
     Total Expenses........................................    2,385        1,101         888         233
                                                             -------      -------      ------      ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............       --           54          --           5
                                                             -------      -------      ------      ------
  Net Expenses.............................................    2,385        1,155         888         238
                                                             -------      -------      ------      ------
  Net Investment Income (Loss).............................   10,397        7,223       3,556       1,575
                                                             -------      -------      ------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment
   Securities..............................................        1           --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................       (2)         (18)         (8)        (22)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..................................    4,035       13,681       2,202       2,558
                                                             -------      -------      ------      ------
  Net Realized and Unrealized Gain (Loss)..................    4,034       13,663       2,194       2,536
                                                             -------      -------      ------      ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations................................................  $14,431      $20,886      $5,750      $4,111
                                                             =======      =======      ======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      DFA NY
                                                                                                     Municipal
                                                                                                       Bond
                                                                                                     Portfolio
                                                                                                     ---------
Investment Income
  Interest..........................................................................................   $260
                                                                                                       ----
     Total Investment Income........................................................................    260
                                                                                                       ----
Expenses
  Investment Management Fees........................................................................     33
  Accounting & Transfer Agent Fees..................................................................      3
  Custodian Fees....................................................................................     --
  Filing Fees.......................................................................................      2
  Shareholders' Reports.............................................................................      2
  Directors'/Trustees' Fees & Expenses..............................................................     --
  Professional Fees.................................................................................     --
  Offering Costs....................................................................................     26
  Other.............................................................................................      1
                                                                                                       ----
     Total Expenses.................................................................................     67
                                                                                                       ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).    (25)
                                                                                                       ----
  Net Expenses......................................................................................     42
                                                                                                       ----
  Net Investment Income (Loss)......................................................................    218
                                                                                                       ----
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Investment Securities....................................     --
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................     --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................................................    466
                                                                                                       ----
  Net Realized and Unrealized Gain (Loss)...........................................................    466
                                                                                                       ----
Net Increase (Decrease) in Net Assets Resulting from Operations.....................................   $684
                                                                                                       ====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Selectively Hedged
                                        DFA One-Year Fixed       DFA Two-Year Global      Global Fixed Income
                                         Income Portfolio       Fixed Income Portfolio         Portfolio
                                     ------------------------  -----------------------  ----------------------
                                     Six Months       Year     Six Months      Year     Six Months     Year
                                        Ended        Ended        Ended       Ended        Ended      Ended
                                      April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                        2016          2015        2016         2015        2016        2015
                                     -----------  -----------  ----------- -----------  ----------- ----------
                                     (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $    22,875  $    30,586  $   18,624  $    30,971   $   8,213  $   16,868
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......        (406)       6,562      (7,743)    (186,717)       (134)     (5,618)
   Foreign Currency
    Transactions....................          --           --       6,684      115,959       7,966     (80,363)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................       3,596       (5,224)      6,494       83,859       8,387       2,594
   Translation of Foreign
    Currency Denominated
    Amounts.........................          --           --      (1,486)     (11,148)      4,915      15,141
                                     -----------  -----------  ----------  -----------   ---------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................      26,065       31,924      22,573       32,924      29,347     (51,378)
                                     -----------  -----------  ----------  -----------   ---------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......     (24,739)     (29,656)    (15,070)     (61,732)    (10,482)    (17,496)
  Net Short-Term Gains:
   Institutional Class Shares.......      (4,011)      (3,006)         --       (7,295)         --          --
  Net Long-Term Gains:
   Institutional Class Shares.......      (2,550)      (2,569)         --         (562)         --          --
   Tax Return of Capital............          --           --          --       (1,390)         --          --
                                     -----------  -----------  ----------  -----------   ---------  ----------
    Total Distributions.............     (31,300)     (35,231)    (15,070)     (70,979)    (10,482)    (17,496)
                                     -----------  -----------  ----------  -----------   ---------  ----------
Capital Share Transactions (1):
  Shares Issued.....................   2,082,061    3,960,508     541,099    1,304,614     106,583     322,066
  Shares Issued in Lieu of Cash
   Distributions....................      28,823       32,543      14,016       65,282      10,453      17,342
  Shares Redeemed...................  (2,055,030)  (5,139,295)   (964,909)  (2,160,620)   (168,931)   (374,267)
                                     -----------  -----------  ----------  -----------   ---------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................      55,854   (1,146,244)   (409,794)    (790,724)    (51,895)    (34,859)
                                     -----------  -----------  ----------  -----------   ---------  ----------
    Total Increase (Decrease)
     in Net Assets..................      50,619   (1,149,551)   (402,291)    (828,779)    (33,030)   (103,733)
Net Assets
  Beginning of Period...............   7,306,008    8,455,559   5,360,173    6,188,952     995,914   1,099,647
                                     -----------  -----------  ----------  -----------   ---------  ----------
  End of Period..................... $ 7,356,627  $ 7,306,008  $4,957,882  $ 5,360,173   $ 962,884  $  995,914
                                     ===========  ===========  ==========  ===========   =========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     202,091      383,837      54,358      131,259      11,359      33,380
  Shares Issued in Lieu of Cash
   Distributions....................       2,799        3,155       1,407        6,587       1,128       1,793
  Shares Redeemed...................    (199,492)    (498,072)    (96,867)    (217,418)    (18,098)    (39,218)
                                     -----------  -----------  ----------  -----------   ---------  ----------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................       5,398     (111,080)    (41,102)     (79,572)     (5,611)     (4,045)
                                     ===========  ===========  ==========  ===========   =========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $       510  $     2,374  $    4,472  $       918   $   5,384  $    7,653

                                     DFA Five-Year Global Fixed
                                         Income Portfolio
                                     ------------------------
                                     Six Months        Year
                                        Ended         Ended
                                      April 30,      Oct. 31,
                                        2016           2015
                                     -----------   -----------
                                     (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $    93,121   $   163,574
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......      20,917       (24,187)
   Foreign Currency
    Transactions....................      (2,465)       55,652
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     123,910        44,785
   Translation of Foreign
    Currency Denominated
    Amounts.........................     (13,379)       (8,957)
                                     -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations................     222,104       230,867
                                     -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (136,769)     (187,107)
  Net Short-Term Gains:
   Institutional Class Shares.......      (4,344)       (2,643)
  Net Long-Term Gains:
   Institutional Class Shares.......     (30,555)      (14,765)
   Tax Return of Capital............          --            --
                                     -----------   -----------
    Total Distributions.............    (171,668)     (204,515)
                                     -----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................   1,679,011     3,299,512
  Shares Issued in Lieu of Cash
   Distributions....................     161,891       192,233
  Shares Redeemed...................  (1,292,021)   (2,098,248)
                                     -----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................     548,881     1,393,497
                                     -----------   -----------
    Total Increase (Decrease)
     in Net Assets..................     599,317     1,419,849
Net Assets
  Beginning of Period...............  11,237,965     9,818,116
                                     -----------   -----------
  End of Period..................... $11,837,282   $11,237,965
                                     ===========   ===========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     152,250       299,016
  Shares Issued in Lieu of Cash
   Distributions....................      14,776        17,567
  Shares Redeemed...................    (117,234)     (190,115)
                                     -----------   -----------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................      49,792       126,468
                                     ===========   ===========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $    18,592   $    62,240

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        DFA World ex U.S.                               DFA Intermediate
                                        Government Fixed        DFA Short-Term          Government Fixed
                                        Income Portfolio     Government Portfolio       Income Portfolio
                                      --------------------  ----------------------  -----------------------
                                      Six Months    Year    Six Months     Year     Six Months      Year
                                         Ended     Ended       Ended      Ended        Ended       Ended
                                       April 30,  Oct. 31,   April 30,   Oct. 31,    April 30,    Oct. 31,
                                         2016       2015       2016        2015        2016         2015
                                      ----------- --------  ----------- ----------  ----------- -----------
                                      (Unaudited)           (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......  $   3,606  $  6,358  $   10,748  $   19,699  $   34,474  $    93,387
  Net Realized Gain (Loss) on:
   Investment Securities Sold........    (16,678)   (6,130)      2,332       9,146       5,466       16,010
   Foreign Currency
    Transactions.....................      2,053    45,041          --          --          --           --
   In-Kind Redemptions...............         --        --          --       1,565          --       73,338
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     49,546   (25,218)     10,174       3,968      61,185      (44,979)
   Translation of Foreign Currency
    Denominated Amounts..............    (21,014)   (5,186)         --          --          --           --
                                       ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................     17,513    14,865      23,254      34,378     101,125      137,756
                                       ---------  --------  ----------  ----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (37,065)  (23,669)    (11,114)    (19,258)    (36,733)     (94,411)
  Net Short-Term Gains:
   Institutional Class Shares........         --      (518)     (3,488)       (564)       (201)          --
  Net Long-Term Gains:
   Institutional Class Shares........       (629)   (1,249)     (5,104)     (3,547)    (14,801)     (20,171)
                                       ---------  --------  ----------  ----------  ----------  -----------
    Total Distributions..............    (37,694)  (25,436)    (19,706)    (23,369)    (51,735)    (114,582)
                                       ---------  --------  ----------  ----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued......................    286,338   277,839     257,033     653,943     482,156    1,276,500
  Shares Issued in Lieu of Cash
   Distributions.....................     37,495    25,301      18,174      21,416      48,027      108,021
  Shares Redeemed....................   (144,523)  (80,692)   (341,360)   (603,089)   (500,133)  (2,050,362)
                                       ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    179,310   222,448     (66,153)     72,270      30,050     (665,841)
                                       ---------  --------  ----------  ----------  ----------  -----------
    Total Increase (Decrease) in
     Net Assets......................    159,129   211,877     (62,605)     83,279      79,440     (642,667)
Net Assets
  Beginning of Period................    567,118   355,241   2,144,989   2,061,710   3,378,949    4,021,616
                                       ---------  --------  ----------  ----------  ----------  -----------
  End of Period......................  $ 726,247  $567,118  $2,082,384  $2,144,989  $3,458,389  $ 3,378,949
                                       =========  ========  ==========  ==========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued......................     28,660    26,565      23,984      60,988      37,888      100,811
  Shares Issued in Lieu of Cash
   Distributions.....................      3,866     2,456       1,704       2,005       3,817        8,598
  Shares Redeemed....................    (14,347)   (7,736)    (31,812)    (56,219)    (39,280)    (161,951)
                                       ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     18,179    21,285      (6,124)      6,774       2,425      (52,542)
                                       =========  ========  ==========  ==========  ==========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)...........  $  (2,170) $ 31,289  $    1,912  $    2,278  $    6,310  $     8,569

                                           DFA Short-Term
                                          Extended Quality
                                             Portfolio
                                      -----------------------
                                      Six Months      Year
                                         Ended       Ended
                                       April 30,    Oct. 31,
                                         2016         2015
                                      ----------- -----------
                                      (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)....... $   35,292  $    66,117
  Net Realized Gain (Loss) on:
   Investment Securities Sold........     (1,143)       1,486
   Foreign Currency
    Transactions.....................         --        2,818
   In-Kind Redemptions...............         --        2,195
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     37,597       (9,711)
   Translation of Foreign Currency
    Denominated Amounts..............         --         (926)
                                      ----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................     71,746       61,979
                                      ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (36,293)     (73,532)
  Net Short-Term Gains:
   Institutional Class Shares........       (626)          --
  Net Long-Term Gains:
   Institutional Class Shares........     (5,233)      (2,296)
                                      ----------  -----------
    Total Distributions..............    (42,152)     (75,828)
                                      ----------  -----------
Capital Share Transactions (1):
  Shares Issued......................    686,222    1,430,659
  Shares Issued in Lieu of Cash
   Distributions.....................     41,125       74,608
  Shares Redeemed....................   (496,968)  (1,418,079)
                                      ----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    230,379       87,188
                                      ----------  -----------
    Total Increase (Decrease) in
     Net Assets......................    259,973       73,339
Net Assets
  Beginning of Period................  3,896,233    3,822,894
                                      ----------  -----------
  End of Period...................... $4,156,206  $ 3,896,233
                                      ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued......................     63,556      131,865
  Shares Issued in Lieu of Cash
   Distributions.....................      3,811        6,890
  Shares Redeemed....................    (46,042)    (130,819)
                                      ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     21,325        7,936
                                      ==========  ===========
Undistributed Net Investment
 Income (Distributions in Excess
 of Net Investment Income)........... $    1,205  $     2,206

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          DFA Intermediate-Term      DFA Targeted Credit   DFA Investment Grade
                                         Extended Quality Portfolio       Portfolio              Portfolio
                                         -------------------------  --------------------  ----------------------
                                                                                 Period
                                                                                May 20,
                                         Six Months       Year      Six Months  2015(a)   Six Months     Year
                                            Ended        Ended         Ended       to        Ended      Ended
                                          April 30,     Oct. 31,     April 30,  Oct. 31,   April 30,   Oct. 31,
                                            2016          2015         2016       2015       2016        2015
                                         -----------  -----------   ----------- --------  ----------- ----------
                                         (Unaudited)                (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   17,103   $    75,274    $  2,464   $  1,520  $   51,449  $   81,794
  Capital Gain Distributions Received
   from Investment Securities...........         --            --          --         --          --      10,305
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........     (4,900)        5,491        (453)        49      (8,054)      5,963
   Foreign Currency Transactions........         --            --         (53)        --          --          --
   In-Kind Redemptions..................         --         2,829          --         --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     36,633       (32,989)      3,141       (847)    106,247     (17,212)
   Translation of Foreign Currency
    Denominated Amounts.................         --            --         (30)        --          --          --
                                         ----------   -----------    --------   --------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     48,836        50,605       5,069        722     149,642      80,850
                                         ----------   -----------    --------   --------  ----------  ----------
Distributions From:
  Net Investment Income:
   Net Investment Income................    (19,193)      (79,628)     (2,724)    (1,166)    (49,947)    (74,964)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          (417)        (49)        --          --          --
  Net Long-Term Gains:
   Institutional Class Shares...........     (5,135)       (8,975)         --         --     (13,538)        (81)
                                         ----------   -----------    --------   --------  ----------  ----------
    Total Distributions.................    (24,328)      (89,020)     (2,773)    (1,166)    (63,485)    (75,045)
                                         ----------   -----------    --------   --------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................    255,437     1,346,184      66,431    231,133   1,162,303   2,246,275
  Shares Issued in Lieu of Cash
   Distributions........................     23,021        87,512       2,708      1,135      62,941      74,650
  Shares Redeemed.......................   (158,368)   (2,460,358)    (21,488)   (11,216)   (496,857)   (606,593)
                                         ----------   -----------    --------   --------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions.........    120,090    (1,026,662)     47,651    221,052     728,387   1,714,332
                                         ----------   -----------    --------   --------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets.............................    144,598    (1,065,077)     49,947    220,608     814,544   1,720,137
Net Assets
  Beginning of Period...................  1,068,817     2,133,894     220,608         --   4,153,194   2,433,057
                                         ----------   -----------    --------   --------  ----------  ----------
  End of Period......................... $1,213,415   $ 1,068,817    $270,555   $220,608  $4,967,738  $4,153,194
                                         ==========   ===========    ========   ========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     24,042       125,163       6,700     23,172     107,591     207,651
  Shares Issued in Lieu of Cash
   Distributions........................      2,176         8,156         273        114       5,865       6,955
  Shares Redeemed.......................    (14,958)     (230,681)     (2,167)    (1,127)    (46,031)    (56,188)
                                         ----------   -----------    --------   --------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.........     11,260       (97,362)      4,806     22,159      67,425     158,418
                                         ==========   ===========    ========   ========  ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)..................... $      585   $     2,675    $     94   $    354  $    9,904  $    8,402

                                          DFA LTIP Portfolio
                                         -------------------


                                         Six Months    Year
                                            Ended     Ended
                                          April 30,  Oct. 31,
                                            2016       2015
                                         ----------- --------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........   $    37    $   1
  Capital Gain Distributions Received
   from Investment Securities...........        --       --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........       (14)     101
   Foreign Currency Transactions........        --       --
   In-Kind Redemptions..................        --       --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................     3,359     (107)
   Translation of Foreign Currency
    Denominated Amounts.................        --       --
                                           -------    -----
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     3,382       (5)
                                           -------    -----
Distributions From:
  Net Investment Income:
   Net Investment Income................        --       (2)
  Net Short-Term Gains:
   Institutional Class Shares...........        --       --
  Net Long-Term Gains:
   Institutional Class Shares...........        --       --
                                           -------    -----
    Total Distributions.................        --       (2)
                                           -------    -----
Capital Share Transactions (1):
  Shares Issued.........................    39,122        3
  Shares Issued in Lieu of Cash
   Distributions........................        --        2
  Shares Redeemed.......................    (1,475)    (785)
                                           -------    -----
    Net Increase (Decrease) from
     Capital Share Transactions.........    37,647     (780)
                                           -------    -----
    Total Increase (Decrease) in Net
     Assets.............................    41,029     (787)
Net Assets
  Beginning of Period...................       208      995
                                           -------    -----
  End of Period.........................   $41,237    $ 208
                                           =======    =====
(1) Shares Issued and Redeemed:
  Shares Issued.........................     4,511       --
  Shares Issued in Lieu of Cash
   Distributions........................        --       --
  Shares Redeemed.......................      (165)     (81)
                                           -------    -----
    Net Increase (Decrease) from
     Shares Issued and Redeemed.........     4,346      (81)
                                           =======    =====
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).....................   $    37    $  --

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                         DFA Inflation-Protected DFA Short-Duration Real DFA Municipal Real Return
                                          Securities Portfolio      Return Portfolio           Portfolio
                                         ----------------------  ---------------------   ------------------------
                                                                                                        Period
                                                                                                       Nov. 4,
                                         Six Months     Year     Six Months      Year    Six Months    2014(a)
                                            Ended      Ended        Ended       Ended       Ended         to
                                          April 30,   Oct. 31,    April 30,    Oct. 31,   April 30,    Oct. 31,
                                            2016        2015        2016         2015       2016         2015
                                         ----------- ----------  -----------  ---------  -----------   --------
                                         (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......... $   (9,442) $   15,436   $   6,002   $  10,083   $  1,623     $  1,088
  Capital Gain Distributions Received
   from Investment Securities...........         --          --          --          --          1           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........       (108)      6,103          96         (15)        (1)          --
   Swap Contracts.......................         --          --      (3,237)     (8,507)    (1,020)          --
   Foreign Currency Transactions........         --          --          --         151         --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities................    134,552     (49,476)      6,162         552      4,383        1,530
   Swap Contracts.......................         --          --       5,263     (10,801)     2,421       (3,101)
   Translation of Foreign Currency
    Denominated Amounts.................         --          --          --         (16)        --           --
                                         ----------  ----------   ---------   ---------   --------      --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    125,002     (27,937)     14,286      (8,553)     7,407         (483)
                                         ----------  ----------   ---------   ---------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........         --     (17,218)     (9,645)     (5,752)    (1,745)        (937)
  Net Short-Term Gains:
   Institutional Class Shares...........         --          --          --         (56)        --           --
  Net Long-Term Gains:
   Institutional Class Shares...........     (2,828)     (6,280)         --         (15)        --           --
                                         ----------  ----------   ---------   ---------   --------      --------
    Total Distributions.................     (2,828)    (23,498)     (9,645)     (5,823)    (1,745)        (937)
                                         ----------  ----------   ---------   ---------   --------      --------
Capital Share Transactions (1):
  Shares Issued.........................    612,945     934,106     124,508     361,216    168,701      209,194
  Shares Issued in Lieu of Cash
   Distributions........................      2,564      21,549       9,262       5,654      1,736          929
  Shares Redeemed.......................   (402,250)   (643,468)   (192,795)   (199,575)   (41,007)     (24,465)
                                         ----------  ----------   ---------   ---------   --------      --------
    Net Increase (Decrease) from
     Capital Share Transactions.........    213,259     312,187     (59,025)    167,295    129,430      185,658
                                         ----------  ----------   ---------   ---------   --------      --------
    Total Increase (Decrease) in Net
     Assets.............................    335,433     260,752     (54,384)    152,919    135,092      184,238
Net Assets
  Beginning of Period...................  2,982,898   2,722,146     784,996     632,077    184,238           --
                                         ----------  ----------   ---------   ---------   --------      --------
  End of Period......................... $3,318,331  $2,982,898   $ 730,612   $ 784,996   $319,330     $184,238
                                         ==========  ==========   =========   =========   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     52,933      79,857      12,838      36,785     17,295       21,391
  Shares Issued in Lieu of Cash
   Distributions........................        226       1,867         964         580        177           96
  Shares Redeemed.......................    (34,693)    (55,043)    (19,830)    (20,376)    (4,182)      (2,524)
                                         ----------  ----------   ---------   ---------   --------      --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     18,466      26,681      (6,028)     16,989     13,290       18,963
                                         ==========  ==========   =========   =========   ========      ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................. $   (9,587) $     (145)  $   3,948   $   7,591   $     29     $    151

                                          DFA Municipal Bond
                                               Portfolio
                                         --------------------
                                                      Period
                                                     March 10,
                                         Six Months   2015(a)
                                            Ended       to
                                          April 30,  Oct. 31,
                                            2016       2015
                                         ----------- ---------
                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..........  $    850   $    505
  Capital Gain Distributions Received
   from Investment Securities...........        --         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........        --         (3)
   Swap Contracts.......................        --         --
   Foreign Currency Transactions........        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities................     1,844      1,051
   Swap Contracts.......................        --         --
   Translation of Foreign Currency
    Denominated Amounts.................        --         --
                                          --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................     2,694      1,553
                                          --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........      (927)      (395)
  Net Short-Term Gains:
   Institutional Class Shares...........        --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --
                                          --------   --------
    Total Distributions.................      (927)      (395)
                                          --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    84,232    109,807
  Shares Issued in Lieu of Cash
   Distributions........................       927        395
  Shares Redeemed.......................   (20,882)   (11,045)
                                          --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.........    64,277     99,157
                                          --------   --------
    Total Increase (Decrease) in Net
     Assets.............................    66,044    100,315
Net Assets
  Beginning of Period...................   100,315         --
                                          --------   --------
  End of Period.........................  $166,359   $100,315
                                          ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................     8,252     10,976
  Shares Issued in Lieu of Cash
   Distributions........................        91         39
  Shares Redeemed.......................    (2,043)    (1,102)
                                          --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     6,300      9,913
                                          ========   ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income).................  $     33   $    110

----------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)



                                     DFA Short-Term Municipal DFA Intermediate-Term    DFA California Short-Term
                                         Bond Portfolio       Municipal Bond Portfolio Municipal Bond Portfolio
                                     ----------------------   -----------------------  ------------------------
                                     Six Months      Year     Six Months      Year     Six Months       Year
                                        Ended       Ended        Ended       Ended        Ended        Ended
                                      April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,     Oct. 31,
                                        2016         2015        2016         2015        2016          2015
                                     -----------  ----------  -----------  ---------   -----------   ---------
                                     (Unaudited)              (Unaudited)              (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)........................... $   10,397   $   19,769  $    7,223   $  10,104    $   3,556    $   5,961
  Capital Gain Distributions
   Received from Investment
   Securities.......................          1           --          --          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......         (2)         (25)        (18)         (4)          (8)          --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities............      4,035        1,370      13,681       7,288        2,202        1,534
                                     ----------   ----------  ----------   ---------    ---------    ---------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     14,431       21,114      20,886      17,388        5,750        7,495
                                     ----------   ----------  ----------   ---------    ---------    ---------
Distributions From:
  Net Investment Income:
  Institutional Class Shares........    (11,604)     (19,786)     (8,038)     (9,647)      (3,941)      (5,873)
                                     ----------   ----------  ----------   ---------    ---------    ---------
    Total Distributions.............    (11,604)     (19,786)     (8,038)     (9,647)      (3,941)      (5,873)
                                     ----------   ----------  ----------   ---------    ---------    ---------
Capital Share Transactions (1):
  Shares Issued.....................    329,182      627,948     300,164     516,239      140,955      302,828
  Shares Issued in Lieu of Cash
   Distributions....................     11,401       19,501       7,812       9,455        3,927        5,840
  Shares Redeemed...................   (359,123)    (655,855)   (119,276)   (131,676)    (152,932)    (188,579)
                                     ----------   ----------  ----------   ---------    ---------    ---------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    (18,540)      (8,406)    188,700     394,018       (8,050)     120,089
                                     ----------   ----------  ----------   ---------    ---------    ---------
    Total Increase (Decrease)
     in Net Assets..................    (15,713)      (7,078)    201,548     401,759       (6,241)     121,711
Net Assets
  Beginning of Period...............  2,199,837    2,206,915     910,481     508,722      825,484      703,773
                                     ----------   ----------  ----------   ---------    ---------    ---------
  End of Period..................... $2,184,124   $2,199,837  $1,112,029   $ 910,481    $ 819,243    $ 825,484
                                     ==========   ==========  ==========   =========    =========    =========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     32,148       61,517      29,249      51,226       13,622       29,382
  Shares Issued in Lieu of Cash
   Distributions....................      1,114        1,912         763         938          380          567
  Shares Redeemed...................    (35,045)     (64,296)    (11,624)    (13,055)     (14,771)     (18,299)
                                     ----------   ----------  ----------   ---------    ---------    ---------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................     (1,783)        (867)     18,388      39,109         (769)      11,650
                                     ==========   ==========  ==========   =========    =========    =========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................ $      287   $    1,494  $      254   $   1,069    $     111    $     496

                                        DFA California
                                       Intermediate-Term
                                     Municipal Bond Portfolio
                                     -----------------------
                                     Six Months      Year
                                        Ended       Ended
                                      April 30,    Oct. 31,
                                        2016         2015
                                     -----------   --------
                                     (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)...........................  $  1,575     $  2,655
  Capital Gain Distributions
   Received from Investment
   Securities.......................        --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......       (22)          (6)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities............     2,558        1,494
                                      --------     --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     4,111        4,143
                                      --------     --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares........    (1,764)      (2,603)
                                      --------     --------
    Total Distributions.............    (1,764)      (2,603)
                                      --------     --------
Capital Share Transactions (1):
  Shares Issued.....................    44,995       77,673
  Shares Issued in Lieu of Cash
   Distributions....................     1,755        2,603
  Shares Redeemed...................   (22,352)     (25,616)
                                      --------     --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    24,398       54,660
                                      --------     --------
    Total Increase (Decrease)
     in Net Assets..................    26,745       56,200
Net Assets
  Beginning of Period...............   196,624      140,424
                                      --------     --------
  End of Period.....................  $223,369     $196,624
                                      ========     ========
(1) Shares Issued and
 Redeemed:
  Shares Issued.....................     4,235        7,415
  Shares Issued in Lieu of Cash
   Distributions....................       166          249
  Shares Redeemed...................    (2,102)      (2,447)
                                      --------     --------
   Net Increase (Decrease) from
    Shares Issued and
    Redeemed........................     2,299        5,217
                                      ========     ========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income)............................  $     52     $    241

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                        DFA NY Municipal Bond
                                                                                             Portfolio
                                                                                        -------------------
                                                                                                      Period
                                                                                                     June 16,
                                                                                        Six Months   2015(a)
                                                                                           Ended        to
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   218    $   120
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................................       466        342
                                                                                          -------    -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................       684        462
                                                                                          -------    -------
Distributions From:
  Net Investment Income:
  Institutional Class Shares...........................................................      (240)       (89)
                                                                                          -------    -------
     Total Distributions...............................................................      (240)       (89)
                                                                                          -------    -------
Capital Share Transactions (1):
  Shares Issued........................................................................    14,704     28,976
  Shares Issued in Lieu of Cash Distributions..........................................       240         89
  Shares Redeemed......................................................................      (976)      (453)
                                                                                          -------    -------
     Net Increase (Decrease) from Capital Share Transactions...........................    13,968     28,612
                                                                                          -------    -------
     Total Increase (Decrease) in Net Assets...........................................    14,412     28,985
Net Assets
  Beginning of Period..................................................................    28,985         --
                                                                                          -------    -------
  End of Period........................................................................   $43,397    $28,985
                                                                                          =======    =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................     1,437      2,893
  Shares Issued in Lieu of Cash Distributions..........................................        24          9
  Shares Redeemed......................................................................       (96)       (45)
                                                                                          -------    -------
    Net Increase (Decrease) from Shares Issued and Redeemed............................     1,365      2,857
                                                                                          =======    =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $     9    $    31

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA One-Year Fixed Income Portfolio
                               -------------------------------------------------------------------------  --------------
                                Six Months       Year        Year        Year        Year        Year      Six Months
                                   Ended        Ended       Ended       Ended       Ended       Ended         Ended
                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     April 30,
                                   2016          2015        2014        2013        2012        2011         2016
-------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $    10.32     $    10.32  $    10.33  $    10.35  $    10.35  $    10.38  $     9.96
                               ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.03           0.04        0.03        0.04        0.05        0.06        0.04
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................         --           0.01          --          --        0.03          --          --
                               ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.03           0.05        0.03        0.04        0.08        0.06        0.04
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.03)         (0.04)      (0.03)      (0.04)      (0.05)      (0.06)      (0.03)
  Net Realized Gains..........      (0.01)         (0.01)      (0.01)      (0.02)      (0.03)      (0.03)         --
                               ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions........      (0.04)         (0.05)      (0.04)      (0.06)      (0.08)      (0.09)      (0.03)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $    10.31     $    10.32  $    10.32  $    10.33  $    10.35  $    10.35  $     9.97
============================== ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return..................       0.32%(D)       0.44%       0.28%       0.43%       0.79%       0.57%       0.41%(D)
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $7,356,627     $7,306,008  $8,455,559  $8,089,711  $7,094,264  $6,905,468  $4,957,882
Ratio of Expenses to Average
 Net Assets...................       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Fees Paid Indirectly)........       0.17%(E)       0.17%       0.17%       0.17%       0.17%       0.17%       0.17%(E)
Ratio of Net Investment
 Income to Average Net
 Assets.......................       0.62%(E)       0.38%       0.30%       0.38%       0.52%       0.55%       0.72%(E)
Portfolio Turnover Rate.......         24%(D)         81%         72%         62%         77%         78%         45%(D)
-------------------------------------------------------------------------------------------------------------------------

                                 DFA Two-Year Global Fixed Income Portfolio
                               -----------------------------------------------------------
                                  Year        Year        Year        Year        Year
                                 Ended       Ended       Ended       Ended       Ended
                                Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                  2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $    10.02  $    10.06  $    10.13  $    10.23  $    10.24
                               ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.05        0.05        0.05        0.07        0.10
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................         --          --          --        0.02       (0.01)
                               ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.05        0.05        0.05        0.09        0.09
------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.10)      (0.08)      (0.10)      (0.16)      (0.03)
  Net Realized Gains..........      (0.01)      (0.01)      (0.02)      (0.03)      (0.07)
                               ----------  ----------  ----------  ----------  ----------
   Total Distributions........      (0.11)      (0.09)      (0.12)      (0.19)      (0.10)
------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     9.96  $    10.02  $    10.06  $    10.13  $    10.23
============================== ==========  ==========  ==========  ==========  ==========
Total Return..................       0.56%       0.51%       0.51%       0.85%       0.83%
------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $5,360,173  $6,188,952  $5,552,198  $4,671,093  $4,813,711
Ratio of Expenses to Average
 Net Assets...................       0.18%       0.17%       0.18%       0.18%       0.18%
Ratio of Expenses to Average
 Net Assets (Excluding
 Fees Paid Indirectly)........       0.18%       0.17%       0.18%       0.18%       0.18%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       0.54%       0.51%       0.54%       0.68%       0.94%
Portfolio Turnover Rate.......        125%         99%        123%        107%         71%
------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                DFA Selectively Hedged Global Fixed Income Portfolio
                                         ------------------------------------------------------------------  ---------------
                                         Six Months       Year        Year       Year      Year      Year      Six Months
                                            Ended        Ended       Ended      Ended     Ended     Ended         Ended
                                          April 30,     Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,     April 30,
                                            2016          2015        2014       2013      2012      2011         2016
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)                                                           (Unaudited)
Net Asset Value, Beginning of Period....  $   9.41     $  10.00   $    10.21   $  10.41  $  10.65  $  10.40  $     11.08
                                          --------     --------   ----------   --------  --------  --------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.08         0.15         0.15       0.17      0.17      0.20         0.09
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.21        (0.59)       (0.22)     (0.11)    (0.06)     0.19         0.11
                                          --------     --------   ----------   --------  --------  --------  -----------
   Total from Investment Operations.....      0.29        (0.44)       (0.07)      0.06      0.11      0.39         0.20
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.10)       (0.15)       (0.12)     (0.25)    (0.34)    (0.11)       (0.13)
 Net Realized Gains.....................        --           --        (0.02)     (0.01)    (0.01)    (0.03)       (0.03)
                                          --------     --------   ----------   --------  --------  --------  -----------
   Total Distributions..................     (0.10)       (0.15)       (0.14)     (0.26)    (0.35)    (0.14)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.60     $   9.41   $    10.00   $  10.21  $  10.41  $  10.65  $     11.12
=======================================  ===========   ========   ==========   ========  ========  ========  ===========
Total Return............................      3.16%(D)    (4.42)%      (0.72)%     0.52%     1.22%     3.85%        1.89%(D)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $962,884     $995,914   $1,099,647   $985,287  $863,403  $786,917  $11,837,282
Ratio of Expenses to Average Net Assets.      0.17%(E)     0.17%        0.17%      0.18%     0.19%     0.19%        0.27%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......      0.17%(E)     0.17%        0.17%      0.18%     0.19%     0.19%        0.27%(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.75%(E)     1.55%        1.46%      1.62%     1.65%     1.89%        1.63%(E)
Portfolio Turnover Rate.................        27%(D)       56%          48%        99%      109%       51%          23%(D)
-----------------------------------------------------------------------------------------------------------------------------

                                          DFA Five-Year Global Fixed Income Portfolio
                                         ------------------------------------------------------------
                                             Year        Year        Year        Year        Year
                                            Ended       Ended       Ended       Ended       Ended
                                           Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                             2015        2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $     11.06  $    11.14  $    11.28  $    11.32  $    11.70
                                         -----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.17        0.15        0.12        0.18        0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.07        0.05       (0.05)       0.22        0.06
                                         -----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....        0.24        0.20        0.07        0.40        0.29
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.20)      (0.13)      (0.10)      (0.23)      (0.44)
 Net Realized Gains.....................       (0.02)      (0.15)      (0.11)      (0.21)      (0.23)
                                         -----------  ----------  ----------  ----------  ----------
   Total Distributions..................       (0.22)      (0.28)      (0.21)      (0.44)      (0.67)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     11.08  $    11.06  $    11.14  $    11.28  $    11.32
=======================================  ===========  ==========  ==========  ==========  ==========
Total Return............................        2.22%       1.90%       0.63%       3.74%       2.74%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $11,237,965  $9,818,116  $7,851,561  $6,341,337  $5,184,700
Ratio of Expenses to Average Net Assets.        0.27%       0.27%       0.28%       0.28%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.27%       0.27%       0.28%       0.28%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.55%       1.34%       1.05%       1.64%       2.10%
Portfolio Turnover Rate.................          51%         62%         72%         58%         67%
-----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                             DFA World ex U.S. Government Fixed Income Portfolio
                                         ----------------------------------------------------        --------------
                                                                                         Period
                                                                                        Dec. 6,
                                         Six Months      Year      Year      Year       2011(a)       Six Months
                                            Ended       Ended     Ended     Ended          to            Ended
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,     Oct. 31,       April 30,
                                            2016         2015      2014      2013         2012           2016
--------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)                                                  (Unaudited)
Net Asset Value, Beginning of Period....  $  10.48     $  10.81  $  10.31  $  10.56  $  10.00        $    10.75
                                          --------     --------  --------  --------  --------        ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.06         0.14      0.19      0.16      0.18              0.05
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.22         0.27      0.60     (0.14)     0.48              0.06
                                          --------     --------  --------  --------  --------        ----------
   Total from Investment Operations.....      0.28         0.41      0.79      0.02      0.66              0.11
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.71)       (0.69)    (0.29)    (0.17)    (0.10)            (0.06)
 Net Realized Gains.....................     (0.01)       (0.05)       --     (0.10)       --             (0.04)
                                          --------     --------  --------  --------  --------        ----------
   Total Distributions..................     (0.72)       (0.74)    (0.29)    (0.27)    (0.10)            (0.10)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.04     $  10.48  $  10.81  $  10.31  $  10.56        $    10.76
=======================================  ===========   ========  ========  ========  ========        ===========
Total Return............................      2.88%(D)     3.93%     7.93%     0.23%     6.66%(D)          1.02%(D)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $726,247     $567,118  $355,241  $240,733  $141,237        $2,082,384
Ratio of Expenses to Average Net Assets.      0.20%(E)     0.20%     0.20%     0.20%     0.20%(C)(E)       0.19%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................      0.21%(E)     0.22%     0.22%     0.23%     0.37%(C)(E)       0.19%(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.21%(E)     1.37%     1.81%     1.53%     1.83%(C)(E)       1.02%(E)
Portfolio Turnover Rate.................        41%(D)       27%       41%       44%       82%(D)            28%(D)
--------------------------------------------------------------------------------------------------------------------

                                               DFA Short-Term Government Portfolio
                                         ------------------------------------------------------------


                                            Year        Year         Year        Year        Year
                                           Ended       Ended        Ended       Ended       Ended
                                          Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                            2015        2014         2013        2012        2011
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.... $    10.69  $    10.70  $    10.88   $    10.99  $    11.15
                                         ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.10        0.08        0.08         0.11        0.18
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.07          --       (0.08)        0.09        0.01
                                         ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....       0.17        0.08          --         0.20        0.19
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.09)      (0.07)      (0.09)       (0.11)      (0.20)
 Net Realized Gains.....................      (0.02)      (0.02)      (0.09)       (0.20)      (0.15)
                                         ----------  ----------  ----------   ----------  ----------
   Total Distributions..................      (0.11)      (0.09)      (0.18)       (0.31)      (0.35)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.75  $    10.69  $    10.70   $    10.88  $    10.99
=======================================  ==========  ==========  ==========   ==========  ==========
Total Return............................       1.65%       0.83%      (0.03)%       1.89%       1.77%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,144,989  $2,061,710  $1,780,576   $1,585,670  $1,343,989
Ratio of Expenses to Average Net Assets.       0.19%       0.19%       0.19%        0.20%       0.21%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.19%       0.19%       0.19%        0.20%       0.21%
Ratio of Net Investment Income to
 Average Net Assets.....................       0.90%       0.75%       0.78%        0.98%       1.65%
Portfolio Turnover Rate.................         82%         40%         37%          41%         64%
-----------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     DFA Intermediate Government Fixed Income Portfolio
                                         --------------------------------------------------------------------------
                                          Six Months       Year        Year         Year        Year        Year
                                             Ended        Ended       Ended        Ended       Ended       Ended
                                           April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                             2016          2015        2014         2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    12.67     $    12.60  $    12.52  $    13.13   $    12.90  $    12.84
                                         ----------     ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13           0.27        0.29        0.31         0.37        0.44
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.25           0.13        0.08       (0.58)        0.32        0.10
                                         ----------     ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.....       0.38           0.40        0.37       (0.27)        0.69        0.54
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.14)         (0.27)      (0.29)      (0.32)       (0.37)      (0.44)
 Net Realized Gains.....................      (0.06)         (0.06)         --       (0.02)       (0.09)      (0.04)
                                         ----------     ----------  ----------  ----------   ----------  ----------
   Total Distributions..................      (0.20)         (0.33)      (0.29)      (0.34)       (0.46)      (0.48)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    12.85     $    12.67  $    12.60  $    12.52   $    13.13  $    12.90
=======================================  ===========    ==========  ==========  ==========   ==========  ==========
Total Return............................       2.99%(D)       3.25%       3.00%      (2.09)%       5.49%       4.42%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,458,389     $3,378,949  $4,021,616  $3,665,838   $3,058,924  $2,377,280
Ratio of Expenses to Average Net Assets.       0.12%(E)       0.12%       0.12%       0.12%        0.13%       0.12%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.12%(E)       0.12%       0.12%       0.12%        0.13%       0.12%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.04%(E)       2.17%       2.30%       2.45%        2.85%       3.50%
Portfolio Turnover Rate.................         11%(D)         19%         29%          6%           4%         16%
---------------------------------------------------------------------------------------------------------------------

                                                         DFA Short-Term Extended Quality Portfolio
                                         -------------------------------------------------------------------------
                                          Six Months       Year        Year        Year        Year        Year
                                             Ended        Ended       Ended       Ended       Ended       Ended
                                           April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                             2016          2015        2014        2013        2012        2011
-------------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    10.82     $    10.86  $    10.86  $    10.98  $    10.86  $    10.93
                                         ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.10           0.17        0.16        0.17        0.21        0.25
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.10          (0.01)         --       (0.09)       0.13       (0.05)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....       0.20           0.16        0.16        0.08        0.34        0.20
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.10)         (0.19)      (0.14)      (0.18)      (0.20)      (0.25)
 Net Realized Gains.....................      (0.02)         (0.01)      (0.02)      (0.02)      (0.02)      (0.02)
                                         ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.12)         (0.20)      (0.16)      (0.20)      (0.22)      (0.27)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.90     $    10.82  $    10.86  $    10.86  $    10.98  $    10.86
=======================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return............................       1.80%(D)       1.48%       1.44%       0.79%       3.22%       1.91%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $4,156,206     $3,896,233  $3,822,894  $2,632,084  $1,975,102  $1,333,202
Ratio of Expenses to Average Net Assets.       0.22%(E)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.22%(E)       0.22%       0.22%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.77%(E)       1.58%       1.45%       1.57%       1.96%       2.32%
Portfolio Turnover Rate.................         13%(D)         28%         23%         19%         21%         17%
-------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                    DFA Intermediate-Term Extended Quality Portfolio
                                         ----------------------------------------------------------------------

                                          Six Months       Year        Year         Year       Year      Year
                                             Ended        Ended       Ended        Ended      Ended     Ended
                                           April 30,     Oct. 31,    Oct. 31,     Oct. 31,   Oct. 31,  Oct. 31,
                                             2016          2015        2014         2013       2012      2011
-----------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    10.67     $    10.80  $    10.50  $    11.10   $  10.46  $  10.28
                                         ----------     ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.16           0.33        0.33        0.31       0.33      0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.29          (0.04)       0.28       (0.59)      0.61      0.16
                                         ----------     ----------  ----------  ----------   --------  --------
   Total from Investment Operations.....       0.45           0.29        0.61       (0.28)      0.94      0.49
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.18)         (0.37)      (0.31)      (0.31)     (0.30)    (0.31)
 Net Realized Gains.....................      (0.05)         (0.05)         --       (0.01)        --        --
                                         ----------     ----------  ----------  ----------   --------  --------
   Total Distributions..................      (0.23)         (0.42)      (0.31)      (0.32)     (0.30)    (0.31)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.89     $    10.67  $    10.80  $    10.50   $  11.10  $  10.46
=======================================  ===========    ==========  ==========  ==========   ========  ========
Total Return............................       4.32%(D)       2.66%       5.91%      (2.62)%     9.19%     4.94%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $1,213,415     $1,068,817  $2,133,894  $1,391,394   $828,270  $307,580
Ratio of Expenses to Average Net Assets.       0.22%(E)       0.22%       0.22%       0.22%      0.22%     0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.23%(E)       0.22%       0.22%       0.23%      0.24%     0.27%
Ratio of Net Investment Income to
 Average Net Assets.....................       3.07%(E)       3.05%       3.06%       2.88%      3.04%     3.27%
Portfolio Turnover Rate.................         11%(D)         30%         23%         10%         8%       15%
-----------------------------------------------------------------------------------------------------------------

                                              DFA Targeted Credit
                                                   Portfolio
                                         -----------------------
                                                           Period
                                         Six Months       May 20,
                                            Ended        2015(a) to
                                          April 30,       Oct. 31,
                                            2016            2015
-----------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $   9.96      $  10.00
                                          --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.10          0.08
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.08         (0.06)
                                          --------      --------
   Total from Investment Operations.....      0.18          0.02
-----------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.11)        (0.06)
 Net Realized Gains.....................        --            --
                                          --------      --------
   Total Distributions..................     (0.11)        (0.06)
-----------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.03      $   9.96
=======================================  ===========   ==========
Total Return............................      1.86%(D)      0.18%(D)
-----------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $270,555      $220,608
Ratio of Expenses to Average Net Assets.      0.20%(E)      0.20%(B)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................      0.25%(E)      0.28%(B)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.04%(E)      1.81%(B)(E)
Portfolio Turnover Rate.................        10%(D)         2%(D)
-----------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      DFA Investment Grade Portfolio
                                         ---------------------------------------------------------------------

                                          Six Months       Year          Year           Year          Year
                                             Ended        Ended         Ended          Ended         Ended
                                           April 30,     Oct. 31,      Oct. 31,       Oct. 31,      Oct. 31,
                                             2016          2015          2014           2013          2012
---------------------------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period.... $    10.80     $    10.76  $    10.57     $    10.99     $  10.60
                                         ----------     ----------  ----------     ----------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.12           0.27        0.26           0.25         0.25
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.22           0.02        0.18          (0.42)        0.40
                                         ----------     ----------  ----------     ----------     --------
   Total from Investment Operations.....       0.34           0.29        0.44          (0.17)        0.65
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.12)         (0.25)      (0.25)         (0.24)       (0.26)
 Net Realized Gains.....................      (0.03)            --          --          (0.01)          --
                                         ----------     ----------  ----------     ----------     --------
   Total Distributions..................      (0.15)         (0.25)      (0.25)         (0.25)       (0.26)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    10.99     $    10.80  $    10.76     $    10.57     $  10.99
=======================================  ===========    ==========  ==========     ==========     ========
Total Return............................       3.22%(D)       2.77%       4.29%         (1.58)%       6.21%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $4,967,738     $4,153,194  $2,433,057     $1,442,269     $899,163
Ratio of Expenses to Average Net Assets.       0.22%(E)       0.22%       0.22%(B)       0.22%(B)     0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.22%(E)       0.38%       0.40%(B)       0.41%(B)     0.41%(B)
Ratio of Net Investment Income to
 Average Net Assets.....................       2.29%(E)       2.49%       2.40%(B)       2.30%(B)     2.32%(B)
Portfolio Turnover Rate.................          5%(D)         52%        N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------------

                                                                                 DFA LTIP Portfolio
                                         ----------          ---------------------------------------------------
                                               Period                                                      Period
                                              March 7,       Six Months      Year      Year     Year      March 7,
                                             2011(a) to         Ended       Ended     Ended    Ended     2012(a) to
                                              Oct. 31,        April 30,    Oct. 31,  Oct. 31, Oct. 31,    Oct. 31,
                                                2011            2016         2015      2014     2013        2012
-----------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period....  $  10.00             $  8.67      $ 9.50    $ 8.80  $ 11.38     $10.00
                                          --------             -------      ------    ------  -------     ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.19                0.02        0.05      0.20     0.15       0.12
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.54                0.75       (0.81)     0.86    (2.60)      1.30
                                          --------             -------      ------    ------  -------     ------
   Total from Investment Operations.....      0.73                0.77       (0.76)     1.06    (2.45)      1.42
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.13)                 --       (0.07)    (0.36)   (0.13)     (0.04)
 Net Realized Gains.....................        --                  --          --        --       --         --
                                          --------             -------      ------    ------  -------     ------
   Total Distributions..................     (0.13)                 --       (0.07)    (0.36)   (0.13)     (0.04)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.60             $  9.44      $ 8.67    $ 9.50  $  8.80     $11.38
=======================================  ==========          ===========   ========  ======== ========  ==========
Total Return............................      7.35%(D)            8.88%(D)   (8.04)%   12.22%  (21.54)%    14.23%(D)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $199,654             $41,237      $  208    $  995  $ 1,375     $  489
Ratio of Expenses to Average Net Assets.      0.22%(B)(C)(E)      0.15%(E)    0.28%     0.40%    0.40%      0.40%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.50%(B)(C)(E)      0.29%(E)   16.22%     3.63%    2.90%     29.65%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.68%(C)(E)         0.38%(E)    0.49%     2.29%    1.50%      1.68%(C)(E)
Portfolio Turnover Rate.................       N/A                   2%(D)      88%      105%     120%        11%(D)
-----------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                         DFA Inflation-Protected Securities Portfolio
                                         ----------------------------------------------------------------------------

                                           Six Months        Year        Year         Year        Year        Year
                                              Ended         Ended       Ended        Ended       Ended       Ended
                                            April 30,      Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2016           2015        2014         2013        2012        2011
-----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    11.54      $    11.75   $    11.84  $    13.00   $    12.35  $    11.85
                                         ----------      ----------   ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      (0.04)           0.06         0.22        0.21         0.27        0.55
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       0.49           (0.17)       (0.06)      (1.05)        0.79        0.52
                                         ----------      ----------   ----------  ----------   ----------  ----------
   Total from Investment Operations.....       0.45           (0.11)        0.16       (0.84)        1.06        1.07
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................         --           (0.07)       (0.25)      (0.24)       (0.27)      (0.51)
 Net Realized Gains.....................      (0.01)          (0.03)          --       (0.08)       (0.14)      (0.06)
                                         ----------      ----------   ----------  ----------   ----------  ----------
   Total Distributions..................      (0.01)          (0.10)       (0.25)      (0.32)       (0.41)      (0.57)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    11.98      $    11.54   $    11.75  $    11.84   $    13.00  $    12.35
=======================================  ===========     ==========   ==========  ==========   ==========  ==========
Total Return............................       3.91%(D)       (0.98)%       1.38%      (6.59)%       8.70%       9.38%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,318,331      $2,982,898   $2,722,146  $2,592,771   $2,511,251  $1,888,045
Ratio of Expenses to Average Net Assets.       0.12%(E)        0.12%        0.12%       0.12%        0.13%       0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.12%(E)        0.12%        0.12%       0.12%        0.13%       0.13%
Ratio of Net Investment Income (Loss)
 to Average Net Assets..................      (0.61)%(E)       0.54%        1.83%       1.68%        2.12%       4.64%
Portfolio Turnover Rate.................          7%(D)          12%          25%         26%           9%         18%
-----------------------------------------------------------------------------------------------------------------------

                                                DFA Short-Duration Real Return
                                                          Portfolio
                                         ----------------------------------
                                                                        Period
                                         Six Months       Year         Nov. 5,
                                            Ended        Ended        2013(a) to
                                          April 30,     Oct. 31,       Oct. 31,
                                            2016          2015           2014
-------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $   9.79     $  10.00    $  10.00
                                          --------     --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.08         0.14        0.11
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.10        (0.26)      (0.09)
                                          --------     --------    --------
   Total from Investment Operations.....      0.18        (0.12)       0.02
-------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.12)       (0.09)      (0.02)
 Net Realized Gains.....................        --           --          --
                                          --------     --------    --------
   Total Distributions..................     (0.12)       (0.09)      (0.02)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.85     $   9.79    $  10.00
=======================================  ===========   ========   ==========
Total Return............................      1.91%(D)    (1.14)%      0.20%(D)
-------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $730,612     $784,996    $632,077
Ratio of Expenses to Average Net Assets.      0.24%(E)     0.24%       0.24%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.23%(E)     0.23%       0.31%(B)(C)(E)
Ratio of Net Investment Income (Loss)
 to Average Net Assets..................      1.61%(E)     1.38%       1.12%(B)(C)(E)
Portfolio Turnover Rate.................        22%(D)       30%        138%(D)
-------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (for a share outstanding throughout each period)(a)

                                           DFA Municipal Real Return          DFA Municipal Bond
                                                   Portfolio                      Portfolio
                                         -----------------------        -----------------------
                                                           Period                         Period
                                         Six Months       Nov. 4,       Six Months      March 10,
                                            Ended        2014(a) to        Ended        2015(a) to
                                          April 30,       Oct. 31,       April 30,       Oct. 31,
                                            2016            2015           2016            2015
------------------------------------------------------------------------------------------------------
                                         (Unaudited)                    (Unaudited)
Net Asset Value, Beginning of Period....  $   9.72      $  10.00         $  10.12      $  10.00
                                          --------      --------         --------      --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.06          0.11             0.07          0.09
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.18         (0.31)            0.14          0.09
                                          --------      --------         --------      --------
   Total from Investment Operations.....      0.24         (0.20)            0.21          0.18
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.06)        (0.08)           (0.07)        (0.06)
 Net Realized Gains.....................        --            --               --            --
                                          --------      --------         --------      --------
   Total Distributions..................     (0.06)        (0.08)           (0.07)        (0.06)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.90      $   9.72         $  10.26      $  10.12
=======================================  ===========   ==========       ===========   ==========
Total Return............................      2.53%(D)     (1.98)%(D)        2.11%(D)      1.83%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $319,330      $184,238         $166,359      $100,315
Ratio of Expenses to Average Net Assets.      0.27%(E)      0.27%(C)(E)      0.23%(E)      0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.24%(E)      0.35%(C)(E)      0.27%(E)      0.37%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.24%(E)      1.12%(C)(E)      1.32%(E)      1.31%(C)(E)
Portfolio Turnover Rate.................         0%(D)         0%(D)            1%(D)         2%(D)
------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                DFA Short-Term Municipal Bond Portfolio
                                               -------------------------------------------------------------------------

                                                Six Months       Year        Year        Year        Year        Year
                                                   Ended        Ended       Ended       Ended       Ended       Ended
                                                 April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                   2016          2015        2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    10.24     $    10.23  $    10.23  $    10.29  $    10.30  $    10.34
                                               ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.05           0.09        0.09        0.10        0.14        0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.01           0.01          --       (0.06)      (0.01)      (0.03)
                                               ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...........       0.06           0.10        0.09        0.04        0.13        0.13
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income(A)....................      (0.05)         (0.09)      (0.09)      (0.10)      (0.14)      (0.17)
  Net Realized Gains..........................         --             --          --          --          --          --
                                               ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions........................      (0.05)         (0.09)      (0.09)      (0.10)      (0.14)      (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    10.25     $    10.24  $    10.23  $    10.23  $    10.29  $    10.30
============================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..................................       0.63%(D)       1.00%       0.87%       0.42%       1.30%       1.24%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,184,124     $2,199,837  $2,206,915  $1,780,699  $1,582,296  $1,525,039
Ratio of Expenses to Average Net Assets.......       0.22%(E)       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................       0.22%(E)       0.22%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net
 Assets.......................................       0.95%(E)       0.90%       0.88%       0.98%       1.38%       1.60%
Portfolio Turnover Rate.......................          9%(D)         18%         30%         24%         20%         13%
--------------------------------------------------------------------------------------------------------------------------

                                                      DFA Intermediate-Term Municipal Bond Portfolio
                                               ------------------------------------------------------
                                                                                                 Period
                                                Six Months      Year      Year       Year       March 1,
                                                   Ended       Ended     Ended      Ended      2012(a) to
                                                 April 30,    Oct. 31,  Oct. 31,   Oct. 31,     Oct. 31,
                                                   2016         2015      2014       2013         2012
------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    10.17     $  10.10  $   9.84  $  10.06    $ 10.00
                                               ----------     --------  --------  --------    -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.07         0.15      0.17      0.13       0.07
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.15         0.06      0.25     (0.22)      0.04
                                               ----------     --------  --------  --------    -------
   Total from Investment Operations...........       0.22         0.21      0.42     (0.09)      0.11
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income(A)....................      (0.08)       (0.14)    (0.16)    (0.13)     (0.05)
  Net Realized Gains..........................
                                               ----------     --------  --------  --------    -------
   Total Distributions........................      (0.08)       (0.14)    (0.16)    (0.13)     (0.05)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    10.31     $  10.17  $  10.10  $   9.84    $ 10.06
============================================== ===========    ========  ========  ========   ==========
Total Return..................................       2.19%(D)     2.13%     4.34%    (0.91)%     1.13%(D)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $1,112,029     $910,481  $508,722  $269,514    $89,499
Ratio of Expenses to Average Net Assets.......       0.23%(E)     0.23%     0.23%     0.23%      0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................       0.22%(E)     0.23%     0.24%     0.26%      0.34%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.44%(E)     1.47%     1.69%     1.36%      1.09%(C)(E)
Portfolio Turnover Rate.......................          2%(D)        1%        4%        0%         2%(D)
------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               DFA California Short-Term Municipal Bond Portfolio
                                         --------------------------------------------------------------

                                         Six Months      Year      Year      Year      Year      Year
                                            Ended       Ended     Ended     Ended     Ended     Ended
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                            2016         2015      2014      2013      2012      2011
---------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  10.34     $  10.33  $  10.31  $  10.34  $  10.32  $  10.39
                                          --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.04         0.08      0.09      0.10      0.15      0.17
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.04         0.01      0.01     (0.03)     0.02     (0.06)
                                          --------     --------  --------  --------  --------  --------
   Total from Investment Operations.....      0.08         0.09      0.10      0.07      0.17      0.11
---------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.05)       (0.08)    (0.08)    (0.10)    (0.15)    (0.18)
                                          --------     --------  --------  --------  --------  --------
   Total Distributions..................     (0.05)       (0.08)    (0.08)    (0.10)    (0.15)    (0.18)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.37     $  10.34  $  10.33  $  10.31  $  10.34  $  10.32
=======================================  ===========   ========  ========  ========  ========  ========
Total Return............................      0.77%(D)     0.87%     1.02%     0.70%     1.61%     1.08%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $819,243     $825,484  $703,773  $521,090  $395,141  $317,822
Ratio of Expenses to Average Net Assets.      0.22%(E)     0.22%     0.22%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.22%(E)     0.22%     0.22%     0.23%     0.23%     0.23%
Ratio of Net Investment Income to
 Average Net Assets.....................      0.87%(E)     0.78%     0.83%     0.98%     1.41%     1.69%
Portfolio Turnover Rate.................         6%(D)       23%       22%       28%       20%       15%
---------------------------------------------------------------------------------------------------------

                                         DFA California Intermediate-Term Municipal Bond Portfolio
                                         ---------------------------------------------------
                                                                                        Period
                                         Six Months      Year      Year      Year      Nov. 29,
                                            Ended       Ended     Ended     Ended     2011(a) to
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                            2016         2015      2014      2013        2012
---------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  10.56     $  10.47  $  10.16  $ 10.30   $ 10.00
                                          --------     --------  --------  -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.08         0.17      0.18     0.15      0.15
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.13         0.08      0.30    (0.14)     0.27
                                          --------     --------  --------  -------   -------
   Total from Investment Operations.....      0.21         0.25      0.48     0.01      0.42
---------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.09)       (0.16)    (0.17)   (0.15)    (0.12)
                                          --------     --------  --------  -------   -------
   Total Distributions..................     (0.09)       (0.16)    (0.17)   (0.15)    (0.12)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.68     $  10.56  $  10.47  $ 10.16   $ 10.30
=======================================  ===========   ========  ========  ======== ==========
Total Return............................      2.00%(D)     2.46%     4.82%    0.08%     4.21%(D)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $223,369     $196,624  $140,424  $97,199   $58,652
Ratio of Expenses to Average Net Assets.      0.23%(E)     0.23%     0.23%    0.23%     0.23%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............      0.23%(E)     0.23%     0.24%    0.26%     0.41%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.52%(E)     1.59%     1.75%    1.48%     1.51%(C)(E)
Portfolio Turnover Rate.................         2%(D)        2%       14%      11%        0%(D)
---------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  DFA NY Municipal Bond
                                                        Portfolio
                                              ----------------------
                                                                Period
                                              Six Months       June 16,
                                                 Ended        2015(a) to
                                               April 30,       Oct. 31,
                                                 2016            2015
     ----------------------------------------------------------------------
                                              (Unaudited)
     Net Asset Value, Beginning of Period....   $ 10.14      $ 10.00
                                                -------      -------
     Income from Investment Operations
     ---------------------------------
      Net Investment Income (Loss) (A).......      0.07         0.05
      Net Gains (Losses) on Securities
        (Realized and Unrealized)............      0.14         0.12
                                                -------      -------
        Total from Investment Operations.....      0.21         0.17
     ----------------------------------------------------------------------
     Less Distributions
     ------------------
      Net Investment Income..................     (0.07)       (0.03)
      Net Realized Gains.....................        --           --
                                                -------      -------
        Total Distributions..................     (0.07)       (0.03)
     ----------------------------------------------------------------------
     Net Asset Value, End of Period..........   $ 10.28      $ 10.14
     =======================================  ===========   ==========
     Total Return............................      2.10%(D)     1.75%(D)
     ----------------------------------------------------------------------
     Net Assets, End of Period (thousands)...   $43,397      $28,985
     Ratio of Expenses to Average Net Assets.      0.25%(E)     0.25%(C)(E)
     Ratio of Expenses to Average Net Assets
      (Excluding Fees (Waived), (Expenses
      Reimbursed), and/or Previously Waived
      Fees Recovered by Advisor).............      0.40%(E)     0.51%(C)(E)
     Ratio of Net Investment Income to
      Average Net Assets.....................      1.31%(E)     1.25%(C)(E)
     Portfolio Turnover Rate.................         0%           0%
     ----------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which twenty-one (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

        DFA One-Year Fixed Income Portfolio....................... 0.15%
        DFA Two-Year Global Fixed Income Portfolio................ 0.15%
        DFA Selectively Hedged Global Fixed Income Portfolio...... 0.15%
        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA LTIP Portfolio........................................ 0.10%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                   Previously
                                                                   Recovery       Waived Fees/
                                                     Expense    of Previously   Expenses Assumed
                                                    Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                            Amount   Expenses Assumed     Recovery
--------------------------                          ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income
  Portfolio (1)....................................    0.25%          --                 --
DFA World ex U.S. Government Fixed Income
  Portfolio (1)....................................    0.20%          --             $  181
DFA Short-Term Government Portfolio (2)............    0.20%          --                 --
DFA Short-Term Extended Quality Portfolio (1)......    0.22%         $22                397
DFA Intermediate-Term Extended Quality
  Portfolio (1)....................................    0.22%          --                255
DFA Targeted Credit Portfolio (1)..................    0.20%          --                124
DFA Investment Grade Portfolio (3).................    0.22%          96              9,865
DFA LTIP Portfolio (1).............................    0.15%          --                 52
DFA Inflation-Protected Securities Portfolio (1)...    0.20%          --                 --
DFA Short-Duration Real Return Portfolio (4).......    0.24%          52                170
DFA Municipal Real Return Portfolio (1)............    0.27%          43                 30
DFA Municipal Bond Portfolio (1)...................    0.23%          --                 77
DFA Short-Term Municipal Bond Portfolio (2)........    0.30%          --                 --
DFA Intermediate-Term Municipal Bond Portfolio (1).    0.23%          56                 69
DFA California Short-Term Municipal Bond
  Portfolio (1)....................................    0.30%          --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1)....................................    0.23%           5                 21
DFA NY Municipal Bond Portfolio (1)................    0.25%          --                 50

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                              Fees Paid
                                                              Indirectly
        -                                                     ----------
        DFA Two-Year Global Fixed Income Portfolio...........    $13
        DFA Selectively Hedged Global Fixed Income Portfolio.      4
        DFA Five-Year Global Fixed Income Portfolio..........     30
        DFA World ex U.S. Government Fixed Income Portfolio..      6
        DFA Short-Term Extended Quality Portfolio............     16
        DFA Targeted Credit Portfolio........................      1

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio.................. $356
           DFA Two-Year Global Fixed Income Portfolio...........  292
           DFA Selectively Hedged Global Fixed Income Portfolio.   24
           DFA Five-Year Global Fixed Income Portfolio..........  237
           DFA World ex U.S. Government Fixed Income Portfolio..    4
           DFA Short-Term Government Portfolio..................   64
           DFA Intermediate Government Fixed Income Portfolio...  102

        DFA Short-Term Extended Quality Portfolio................. $ 54
        DFA Intermediate-Term Extended Quality Portfolio..........   19
        DFA Targeted Credit Portfolio.............................   --
        DFA Investment Grade Portfolio............................   27
        DFA LTIP Portfolio........................................   --
        DFA Inflation-Protected Securities Portfolio..............   63
        DFA Short-Duration Real Return Portfolio..................    4
        DFA Municipal Real Return Portfolio.......................    1
        DFA Municipal Bond Portfolio..............................   --
        DFA Short-Term Municipal Bond Portfolio...................   67
        DFA Intermediate-Term Municipal Bond Portfolio............    5
        DFA California Short-Term Municipal Bond Portfolio........   16
        DFA California Intermediate-Term Municipal Bond Portfolio.    2
        DFA NY Municipal Bond Portfolio...........................   --

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                             U.S. Government      Other Investment
                                                                Securities           Securities
                                                           -------------------- ---------------------
                                                           Purchases   Sales    Purchases    Sales
                                                           --------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio....................... $979,987  $1,079,487 $1,236,435 $  487,191
DFA Two-Year Global Fixed Income Portfolio................  922,329   1,067,670  1,329,519  1,397,738
DFA Selectively Hedged Global Fixed Income Portfolio......   77,184      56,918    174,090    224,117
DFA Five-Year Global Fixed Income Portfolio...............  160,713     494,097  3,232,976  2,073,878
DFA World ex U.S. Government Fixed Income Portfolio.......   31,147      21,107    274,712    222,604
DFA Short-Term Government Portfolio.......................  594,192     662,210         --         --
DFA Intermediate Government Fixed Income Portfolio........  406,287     370,223         --         --
DFA Short-Term Extended Quality Portfolio.................   15,082      19,786    777,288    479,223
DFA Intermediate-Term Extended Quality Portfolio..........   28,845       3,271    207,967    118,590
DFA Targeted Credit Portfolio.............................       --          --     73,316     23,667
DFA Investment Grade Portfolio............................  409,849     123,294    606,028    111,437
DFA LTIP Portfolio........................................   37,890         327         --         --
DFA Inflation-Protected Securities Portfolio..............  455,928     234,285         --         --
DFA Short-Duration Real Return Portfolio..................   76,912      83,754     89,553    144,389
DFA Municipal Real Return Portfolio.......................       --          --    135,588        429
DFA Municipal Bond Portfolio..............................       --          --     62,160      1,610
DFA Short-Term Municipal Bond Portfolio...................       --          --    216,363    200,225
DFA Intermediate-Term Municipal Bond Portfolio............       --          --    222,405     20,957
DFA California Short-Term Municipal Bond Portfolio........       --          --     53,771     45,482
DFA California Intermediate-Term Municipal Bond Portfolio.       --          --     30,645      4,745
DFA NY Municipal Bond Portfolio...........................       --          --     12,403         --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         Increase       Increase
                                                                        (Decrease)     (Decrease)
                                                         Increase     Undistributed   Accumulated
                                                        (Decrease)    Net Investment  Net Realized
                                                      Paid-In Capital     Income     Gains (Losses)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................    $      4              --       $     (4)
DFA Two-Year Global Fixed Income Portfolio...........     (60,244)       $(11,924)        72,168
DFA Selectively Hedged Global Fixed Income Portfolio.         928          (6,145)         5,217
DFA Five-Year Global Fixed Income Portfolio..........       7,274          (9,921)         2,647
DFA World ex U.S. Government Fixed Income Portfolio..       2,333          35,948        (38,281)
DFA Short-Term Government Portfolio..................       3,106          (1,055)        (2,051)
DFA Intermediate Government Fixed Income Portfolio...      79,063          (4,910)       (74,154)
DFA Short-Term Extended Quality Portfolio............       2,195          (1,554)          (641)
DFA Intermediate-Term Extended Quality Portfolio.....       2,829              (1)        (2,828)
DFA Targeted Credit Portfolio........................          --              --             --
DFA Investment Grade Portfolio.......................       1,841          (1,309)          (532)
DFA LTIP Portfolio...................................          (1)              1             --
DFA Inflation-Protected Securities Portfolio.........       1,789           1,875         (3,664)
DFA Short-Duration Real Return Portfolio.............         644            (854)           210
DFA Municipal Real Return Portfolio..................          --              --             --
DFA Municipal Bond Portfolio.........................          --              --             --
DFA Short-Term Municipal Bond Portfolio..............          --              --             --
DFA Intermediate-Term Municipal Bond Portfolio.......          --              --             --
DFA California Short-Term Municipal Bond Portfolio...          --              --             --
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................          --              --             --
DFA NY Municipal Bond Portfolio......................          --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and                  Tax
                                               Short-Term     Long-Term   Exempt Return of
                                             Capital Gains  Capital Gains Income  Capital   Total
                                             -------------- ------------- ------ --------- --------
DFA One-Year Fixed Income Portfolio
2014........................................    $ 28,905       $ 4,135      --        --   $ 33,040
2015........................................      32,663         2,569      --        --     35,232
DFA Two-Year Global Fixed Income Portfolio
2014........................................      49,533         2,218      --        --     51,751
2015........................................      69,027           561      --    $1,390     70,978
DFA Selectively Hedged Global Fixed Income
  Portfolio
2014........................................      12,924            79      --        --     13,003
2015........................................      17,496            --      --        --     17,496
DFA Five-Year Global Fixed Income Portfolio
2014........................................     112,109        97,134      --        --    209,243
2015........................................     189,750        14,765      --        --    204,515

                                                  Net Investment
                                                    Income and                  Tax
                                                    Short-Term     Long-Term   Exempt  Return of
                                                  Capital Gains  Capital Gains Income   Capital   Total
                                                  -------------- ------------- ------- --------- --------
DFA World ex U.S. Government Fixed Income Portfolio
2014.............................................    $  7,631            --         --    --     $  7,631
2015.............................................      24,187       $ 1,249         --    --       25,436
DFA Short-Term Government Portfolio
2014.............................................      13,843         3,400         --    --       17,243
2015.............................................      19,822         3,547         --    --       23,369
DFA Intermediate Government Fixed Income Portfolio
2014.............................................      82,370            --         --    --       82,370
2015.............................................      94,410        20,171         --    --      114,581
DFA Short-Term Extended Quality Portfolio
2014.............................................      43,890         4,861         --    --       48,751
2015.............................................      73,532         2,296         --    --       75,828
DFA Intermediate-Term Extended Quality Portfolio
2014.............................................      50,273           441         --    --       50,714
2015.............................................      80,044         8,975         --    --       89,019
DFA Targeted Credit Portfolio
2014.............................................          --            --         --    --           --
2015.............................................       1,166            --         --    --        1,166
DFA Investment Grade Portfolio
2014.............................................      46,763           330         --    --       47,093
2015.............................................      74,964            81         --    --       75,045
DFA Inflation-Protected Securities Portfolio
2014.............................................      50,951         3,978         --    --       54,929
2015.............................................      15,848         7,650         --    --       23,498
DFA Short-Duration Real Return Portfolio
2014.............................................         176            --         --    --          176
2015.............................................       5,809            14         --    --        5,823
DFA Municipal Real Return Portfolio
2014.............................................          --            --         --    --           --
2015.............................................          --            --    $   937    --          937
DFA Municipal Bond Portfolio
2014.............................................          --            --         --    --           --
2015.............................................          --            --        395    --          395
DFA Short-Term Municipal Bond Portfolio
2014.............................................          --            --     17,269    --       17,269
2015.............................................          --            --     19,786    --       19,786
DFA Intermediate-Term Municipal Bond Portfolio
2014.............................................          --            --      6,232    --        6,232
2015.............................................          --            --      9,647    --        9,647
DFA California Short-Term Municipal Bond
  Portfolio
2014.............................................          --            --      5,014    --        5,014
2015.............................................          --            --      5,873    --        5,873
DFA California Intermediate-Term Municipal Bond
  Portfolio
2014.............................................          --            --      1,997    --        1,997
2015.............................................          --            --      2,603    --        2,603
DFA NY Municipal Bond Portfolio
2014.............................................          --            --         --    --           --
2015.............................................          --            --         89    --           89

   DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Targeted Credit Portfolio and DFA NY Municipal Bond Portfolio commenced operations on November 4, 2014, March 10, 2015, May 20, 2015 and June 16, 2015, respectively, and did not pay any distributions for the year ended October 31, 2014.

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
DFA Selectively Hedged Global Fixed Income Portfolio.     $  928            --     $  928
DFA Five-Year Global Fixed Income Portfolio..........      5,881        $1,220      7,101
DFA World ex U.S. Government Fixed Income Portfolio..      2,294            39      2,333
DFA Short-Term Government Portfolio..................      1,252           289      1,541
DFA Intermediate Government Fixed Income Portfolio...      4,921           821      5,742
DFA Investment Grade Portfolio.......................      1,576           265      1,841
DFA Inflation-Protected Securities Portfolio.........         --         1,340      1,340
DFA Short-Duration Real Return Portfolio.............        644            --        644

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income
  Portfolio.........................    $ 6,723        $ 2,548            --       $    820      $ 10,091
DFA Two-Year Global Fixed Income
  Portfolio.........................         --             --            --         (3,758)       (3,758)
DFA Selectively Hedged Global Fixed
  Income Portfolio..................      7,673             --      $(93,378)        (1,150)      (86,855)
DFA Five-Year Global Fixed Income
  Portfolio.........................     65,148         30,550            --         63,527       159,225
DFA World ex U.S. Government Fixed
  Income Portfolio..................     35,859            629            --        (33,219)        3,269
DFA Short-Term Government
  Portfolio.........................      5,823          5,102            --          6,082        17,007
DFA Intermediate Government Fixed
  Income Portfolio..................      8,866         14,799            --         55,601        79,266
DFA Short-Term Extended Quality
  Portfolio.........................      2,876          5,232            --          5,245        13,353
DFA Intermediate-Term Extended
  Quality Portfolio.................      2,692          5,134            --         (7,493)          333
DFA Targeted Credit Portfolio.......        403             --            --           (847)         (444)
DFA Investment Grade Portfolio......      8,420         13,536            --          3,433        25,389
DFA LTIP Portfolio..................         --             --          (394)           (32)         (426)
DFA Inflation-Protected Securities
  Portfolio.........................         --          2,828            --          2,156         4,984
DFA Short-Duration Real Return
  Portfolio.........................      7,593             --        (8,196)       (16,373)      (16,976)
DFA Municipal Real Return Portfolio.        151             --            --         (1,570)       (1,419)
DFA Municipal Bond Portfolio........        111             --            (3)         1,052         1,160

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
DFA Short-Term Municipal Bond
  Portfolio..........................     $1,556          --           $(89)        $16,765        $18,232
DFA Intermediate-Term Municipal Bond
  Portfolio..........................      1,072          --            (93)         16,651         17,630
DFA California Short-Term Municipal
  Bond Portfolio.....................        509          --             (8)          6,737          7,238
DFA California Intermediate-Term
  Municipal Bond Portfolio...........        242          --             (6)          4,667          4,903
DFA NY Municipal Bond Portfolio......         30          --             --             342            372

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of April 30, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           Expires on October 31,
                                                           ----------------------
                                                           2018        2019       Unlimited  Total
                                                           ----        ----       --------- -------
DFA One-Year Fixed Income Portfolio.......................  --          --              --       --
DFA Two-Year Global Fixed Income Portfolio................  --          --              --       --
DFA Selectively Hedged Global Fixed Income Portfolio......  --          --         $93,378  $93,378
DFA Five-Year Global Fixed Income Portfolio...............  --          --              --       --
DFA World ex U.S. Government Fixed Income Portfolio.......  --          --              --       --
DFA Short-Term Government Portfolio.......................  --          --              --       --
DFA Intermediate Government Fixed Income Portfolio........  --          --              --       --
DFA Short-Term Extended Quality Portfolio.................  --          --              --       --
DFA Intermediate-Term Extended Quality Portfolio..........  --          --              --       --
DFA Investment Grade Portfolio............................  --          --              --       --
DFA LTIP Portfolio........................................  --          --             394      394
DFA Inflation-Protected Securities Portfolio..............  --          --              --       --
DFA Short-Duration Real Return Portfolio..................  --          --           8,196    8,196
DFA Municipal Real Return Portfolio.......................  --          --              --       --
DFA Municipal Bond Portfolio..............................  --          --               3        3
DFA Short-Term Municipal Bond Portfolio...................  --         $ 3              85       88
DFA Intermediate-Term Municipal Bond Portfolio............  --          --              93       93
DFA California Short-Term Municipal Bond Portfolio........ $ 1           3               4        8
DFA California Intermediate-Term Municipal Bond Portfolio.  --          --               6        6
DFA NY Municipal Bond Portfolio...........................  --          --              --       --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                            DFA LTIP Portfolio. $72

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio................ $ 7,411,996   $  6,449     $(2,033)      $  4,416
DFA Two-Year Global Fixed Income Portfolio.........   4,944,630      7,111      (4,373)         2,738
DFA Selectively Hedged Global Fixed Income
  Portfolio........................................     950,629      8,783        (995)         7,788
DFA Five-Year Global Fixed Income Portfolio........  11,698,404    186,966         (42)       186,924
DFA World ex U.S. Government Fixed Income
  Portfolio........................................     630,076     20,986      (5,053)        15,933
DFA Short-Term Government Portfolio................   2,057,592     16,256          --         16,256
DFA Intermediate Government Fixed Income Portfolio.   3,300,675    116,786          --        116,786
DFA Short-Term Extended Quality Portfolio..........   4,110,632     45,405      (2,562)        42,843
DFA Intermediate-Term Extended Quality Portfolio...   1,193,123     32,554      (3,414)        29,140
DFA Targeted Credit Portfolio......................     265,236      2,802        (508)         2,294
DFA Investment Grade Portfolio.....................   4,949,850    112,380      (2,700)       109,680
DFA LTIP Portfolio.................................      37,743      3,327          --          3,327
DFA Inflation-Protected Securities Portfolio.......   3,170,302    136,708          --        136,708
DFA Short-Duration Real Return Portfolio...........     727,491      7,318        (444)         6,874
DFA Municipal Real Return Portfolio................     310,133      5,926         (13)         5,913
DFA Municipal Bond Portfolio.......................     158,250      2,915         (20)         2,895
DFA Short-Term Municipal Bond Portfolio............   2,137,554     21,034        (233)        20,801
DFA Intermediate-Term Municipal Bond Portfolio.....   1,076,184     30,705        (373)        30,332
DFA California Short-Term Municipal Bond Portfolio.     799,852      9,027         (88)         8,939
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................     214,143      7,242         (17)         7,225
DFA NY Municipal Bond Portfolio....................      41,540        814          (6)           808

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   2. Forward Currency Contracts: The International Fixed Income Portfolios, DFA Investment Grade Portfolio and DFA Short-Duration Real Return Portfolio may acquire and sell into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Two-Year Global Fixed Income Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                               Contract     Value at     Exchange
   Date    Amount**     Currency             Counterparty          Amount   April 30, 2016 Gain (Loss)
---------- -------- ----------------- --------------------------- --------  -------------- -----------
 05/17/16  (33,249) Canadian Dollar   JP Morgan                   $(24,044)    $(26,500)     $(2,456)
 07/05/16   (2,983) UK Pound Sterling State Street Bank and Trust   (4,185)      (4,359)        (174)
 07/20/16   (3,264) UK Pound Sterling JP Morgan                     (4,697)      (4,770)         (73)
                                                                  --------     --------      -------
                                                                  $(32,926)    $(35,629)     $(2,703)
                                                                  ========     ========      =======

DFA Selectively Hedged Global Fixed Income Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                                Contract    Value at     Exchange
   Date    Amount**      Currency             Counterparty          Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- -------------- -----------
 05/05/16  116,351  Australian Dollar  Citibank, N.A.              $ 89,114    $ 88,461      $ (653)
 05/04/16   59,124  New Zealand Dollar UBS AG                        40,214      41,281       1,067
 05/05/16   70,111  New Zealand Dollar JP Morgan                     48,467      48,950         483
 05/11/16   25,798  Singapore Dollar   RBS                           19,065      19,179         114
 05/18/16    3,421  Singapore Dollar   State Street Bank and Trust    2,468       2,542          74
 05/18/16    3,400  Singapore Dollar   HSBC Bank                      2,454       2,527          73
 05/20/16    9,000  Singapore Dollar   State Street Bank and Trust    6,706       6,689         (17)
 05/20/16    8,900  Singapore Dollar   RBS                            6,630       6,615         (15)
 05/20/16    8,800  Singapore Dollar   RBS                            6,558       6,541         (17)
 05/26/16   18,072  Singapore Dollar   RBS                           12,849      13,430         581
 05/27/16   19,136  Singapore Dollar   State Street Bank and Trust   13,617      14,220         603
                                                                   --------    --------      ------
                                                                   $248,142    $250,435      $2,293
                                                                   ========    ========      ======

DFA Five-Year Global Fixed Income Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                               Contract     Value at     Exchange
   Date    Amount**      Currency            Counterparty          Amount   April 30, 2016 Gain (Loss)
---------- --------  ---------------- --------------------------- --------  -------------- -----------
 05/06/16   (14,584) Singapore Dollar RBS                         $(10,747)    $(10,844)     $   (97)
 06/07/16   (40,548) Singapore Dollar RBS                          (29,955)     (30,124)        (169)
 05/11/16  (685,066) Swedish Krona    State Street Bank and Trust  (84,010)     (85,332)      (1,322)

                                                                                             Unrealized
                                                                                               Foreign
Settlement Currency                                                 Contract     Value at     Exchange
   Date    Amount**      Currency             Counterparty           Amount   April 30, 2016 Gain (Loss)
---------- --------  ----------------- --------------------------- ---------  -------------- -----------
 05/12/16  (690,510) Swedish Krona     State Street Bank and Trust $ (84,670)   $ (86,013)    $ (1,343)
 07/01/16   (89,547) UK Pound Sterling UBS AG                       (127,070)    (130,865)      (3,795)
 07/05/16       609  UK Pound Sterling ANZ Securities                    875          891           16
 07/05/16       242  UK Pound Sterling Citibank, N.A.                    349          354            5
 07/05/16   (22,870) UK Pound Sterling UBS AG                        (32,511)     (33,423)        (912)
 07/05/16   (85,297) UK Pound Sterling UBS AG                       (119,679)    (124,656)      (4,977)
 07/19/16   (89,969) UK Pound Sterling UBS AG                       (129,414)    (131,490)      (2,076)
                                                                   ---------    ---------     --------
                                                                   $(616,832)   $(631,502)    $(14,670)
                                                                   =========    =========     ========

DFA World ex U.S. Government Fixed Income Portfolio*

                                                                                               Unrealized
                                                                                                 Foreign
Settlement  Currency                                                  Contract     Value at     Exchange
   Date     Amount**       Currency             Counterparty           Amount   April 30, 2016 Gain (Loss)
---------- ----------  ----------------- --------------------------- ---------  -------------- -----------
 06/02/16       3,581  Canadian Dollar   Bank of America Corp.       $   2,847    $   2,854     $      7
 06/02/16       1,227  Canadian Dollar   UBS AG                            941          978           37
 06/02/16       1,062  Canadian Dollar   Bank of America Corp.             793          846           53
 06/02/16        (683) Canadian Dollar   Citibank, N.A.                   (517)        (544)         (27)
 06/02/16      (1,524) Canadian Dollar   State Street Bank and Trust    (1,191)      (1,215)         (24)
 06/02/16     (83,489) Canadian Dollar   JP Morgan                     (61,925)     (66,541)      (4,616)
 05/04/16       2,209  Denmark Krone     Citibank, N.A.                    337          340            3
 05/04/16       1,695  Denmark Krone     Citibank, N.A.                    258          261            3
 05/04/16      (1,673) Denmark Krone     Citibank, N.A.                   (245)        (257)         (12)
 05/04/16      (1,746) Denmark Krone     Citibank, N.A.                   (268)        (269)          (1)
 05/04/16      (1,867) Denmark Krone     Citibank, N.A.                   (280)        (287)          (7)
 05/04/16      (4,960) Denmark Krone     Citibank, N.A.                   (753)        (763)         (10)
 05/04/16    (159,924) Denmark Krone     UBS AG                        (23,979)     (24,606)        (627)
 05/09/16          23  Euro              Citibank, N.A.                     27           27           --
 05/09/16      (3,207) Euro              State Street Bank and Trust    (3,624)      (3,673)         (49)
 05/09/16    (122,710) Euro              JP Morgan                    (137,731)    (140,533)      (2,802)
 07/18/16      (1,340) Euro              JP Morgan                      (1,508)      (1,537)         (29)
 07/18/16      (3,113) Euro              UBS AG                         (3,515)      (3,573)         (58)
 07/18/16    (123,905) Euro              Citibank, N.A.               (140,520)    (142,210)      (1,690)
 07/05/16      57,429  Japanese Yen      UBS AG                            530          541           11
 07/05/16     (97,645) Japanese Yen      UBS AG                           (878)        (919)         (41)
 07/05/16  (6,255,525) Japanese Yen      State Street Bank and Trust   (56,823)     (58,896)      (2,073)
 07/25/16     (75,914) Norwegian Krone   JP Morgan                      (9,225)      (9,425)        (200)
 05/24/16     (23,393) Singapore Dollar  State Street Bank and Trust   (17,183)     (17,385)        (202)
 05/03/16     263,101  Swedish Krona     State Street Bank and Trust    32,735       32,762           27
 05/03/16      (3,810) Swedish Krona     Bank of America Corp.            (467)        (474)          (7)
 05/03/16      (5,715) Swedish Krona     UBS AG                           (703)        (712)          (9)
 05/03/16    (253,576) Swedish Krona     State Street Bank and Trust   (29,765)     (31,577)      (1,812)
 06/29/16    (261,969) Swedish Krona     State Street Bank and Trust   (32,662)     (32,689)         (27)
 05/09/16         218  UK Pound Sterling Citibank, N.A.                    306          318           12
 05/09/16        (194) UK Pound Sterling ANZ Securities                   (274)        (283)          (9)
 05/09/16      (1,469) UK Pound Sterling State Street Bank and Trust    (2,074)      (2,146)         (72)
 07/19/16     (88,222) UK Pound Sterling JP Morgan                    (126,910)    (128,937)      (2,027)
                                                                     ---------    ---------     --------
                                                                     $(614,246)   $(630,524)    $(16,278)
                                                                     =========    =========     ========

DFA Targeted Credit Portfolio*

                                                                                          Unrealized
                                                                                            Foreign
Settlement Currency                                               Contract    Value at     Exchange
   Date    Amount**     Currency             Counterparty          Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- --------------------------- -------- -------------- -----------
 07/25/16   (2,485) UK Pound Sterling State Street Bank and Trust $(3,601)    $(3,632)       $(31)
                                                                  -------     -------        ----
                                                                  $(3,601)    $(3,632)       $(31)
                                                                  =======     =======        ====

* During the six months ended April 30, 2016, the following Portfolios' average contract amount of forward currency contracts were (in thousands):

         DFA Two-Year Global Fixed Income Portfolio........... $117,926
         DFA Selectively Hedged Global Fixed Income Portfolio.  400,396
         DFA Five-Year Global Fixed Income Portfolio..........  402,083
         DFA World ex U.S. Government Fixed Income Portfolio..  701,047
         DFA Targeted Credit Portfolio........................    1,783

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Swap Agreements: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   At April 30, 2016, DFA Short-Duration Real Return Portfolio* had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                             Unrealized
                                     Payments Expiration          Notional  Appreciation
Counterparty                         Received    Date    Currency  Amount  (Depreciation)
------------                         -------- ---------- -------- -------- --------------
Bank of America Corp. (1)...........   CPI    11/07/2017   USD    $ 40,000    $ (1,026)
Bank of America Corp. (1)...........   CPI    04/14/2021   USD      27,000         138
Bank of America Corp. (1)...........   CPI    01/04/2021   USD      14,000          19
Bank of America Corp. (1)...........   CPI    10/30/2020   USD      30,000         186
Bank of America Corp. (1)...........   CPI    08/26/2020   USD      32,000         222
Citibank, N.A. (2)..................   CPI    07/25/2018   USD      28,000      (1,375)
Citibank, N.A. (2)..................   CPI    03/14/2017   USD      19,000        (605)
Citibank, N.A. (2)..................   CPI    02/13/2017   USD      27,000        (814)
Citibank, N.A. (2)..................   CPI    11/13/2016   USD      26,000        (750)
Citibank, N.A. (2)..................   CPI    06/02/2020   USD      42,000        (470)
Citibank, N.A. (2)..................   CPI    11/19/2018   USD      31,000        (864)
Citibank, N.A. (2)..................   CPI    01/20/2019   USD      30,000        (106)
Credit Suisse (3)...................   CPI    02/24/2017   USD      19,000        (581)
Credit Suisse (3)...................   CPI    04/28/2019   USD      42,000        (451)
Credit Suisse (3)...................   CPI    03/05/2019   USD      33,000        (432)
Credit Suisse (3)...................   CPI    05/08/2018   USD      21,000        (820)
Deutsche Bank AG, London Branch (4).   CPI    06/12/2019   USD      26,000      (1,413)
Deutsche Bank AG, London Branch (4).   CPI    06/20/2017   USD      26,000      (1,076)
Deutsche Bank AG, London Branch (4).   CPI    01/08/2017   USD      23,000        (665)
Deutsche Bank AG, London Branch (4).   CPI    02/05/2017   USD      18,000        (511)
Deutsche Bank AG, London Branch (4).   CPI    03/03/2019   USD      40,000        (592)
Deutsche Bank AG, London Branch (4).   CPI    06/29/2018   USD      43,000        (362)
Deutsche Bank AG, London Branch (4).   CPI    10/20/2020   USD      42,000         237
Deutsche Bank AG, London Branch (4).   CPI    09/24/2020   USD      24,000         146
Deutsche Bank AG, London Branch (4).   CPI    01/28/2020   USD      14,000         143
                                                                  --------    --------
                                                                  $717,000    $(11,822)
                                                                  ========    ========

(1)Payments will be made to counterparty at negotiated rates ranging from 1.371%-1.733%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.320%-2.215%.

(3)Payments will be made to counterparty at negotiated rates ranging from 0.025%-1.968%.

(4)Payments will be made to counterparty at negotiated rates ranging from 1.348%-2.242%.

* During the six months ended April 30, 2016 the average notional value of outstanding swap contracts was $494,667 (in thousands).

   At April 30, 2016, DFA Municipal Real Return Portfolio* had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                   Unrealized
                           Payments Expiration          Notional  Appreciation
Counterparty               Received    Date    Currency  Amount  (Depreciation)
------------               -------- ---------- -------- -------- --------------
Bank of America Corp. (1).   CPI    06/25/2020   USD    $ 9,000      $(132)
Bank of America Corp. (1).   CPI    07/15/2020   USD     10,000       (131)
Bank of America Corp. (1).   CPI    07/24/2021   USD     11,000       (148)
Bank of America Corp. (1).   CPI    04/15/2022   USD     17,000        120
Bank of America Corp. (1).   CPI    07/30/2020   USD     16,000        (68)
Bank of America Corp. (1).   CPI    10/14/2022   USD     12,000         21
Bank of America Corp. (1).   CPI    12/31/2020   USD     20,000          7
Bank of America Corp. (1).   CPI    12/30/2020   USD     14,000         26
Bank of America Corp. (1).   CPI    08/07/2020   USD     19,000        (44)

                                                                   Unrealized
                           Payments Expiration          Notional  Appreciation
Counterparty               Received    Date    Currency  Amount  (Depreciation)
------------               -------- ---------- -------- -------- --------------
Bank of America Corp. (1).   CPI    02/26/2019   USD    $  6,000     $ (47)
Bank of America Corp. (1).   CPI    01/26/2021   USD       6,000       (44)
Bank of America Corp. (1).   CPI    01/08/2021   USD       8,000        30
Bank of America Corp. (1).   CPI    12/24/2020   USD      19,000        84
Bank of America Corp. (1).   CPI    12/23/2020   USD      14,000        69
Bank of America Corp. (1).   CPI    08/18/2020   USD      10,000         6
Bank of America Corp. (1).   CPI    01/21/2019   USD       5,000       (26)
Citibank, N.A. (2)........   CPI    05/20/2022   USD       8,000      (154)
Citibank, N.A. (2)........   CPI    11/07/2019   USD      20,000      (717)
Citibank, N.A. (2)........   CPI    12/01/2019   USD       3,000       (88)
Citibank, N.A. (2)........   CPI    03/31/2024   USD      21,000        49
Citibank, N.A. (2)........   CPI    12/28/2020   USD      10,000        18
Citibank, N.A. (2)........   CPI    11/18/2021   USD      10,000        38
Citibank, N.A. (2)........   CPI    12/11/2020   USD      10,000        30
Citibank, N.A. (2)........   CPI    11/10/2020   USD      10,000        22
Citibank, N.A. (2)........   CPI    01/08/2021   USD       4,000       (25)
Citibank, N.A. (2)........   CPI    02/11/2022   USD      12,000       326
Citibank, N.A. (2)........   CPI    01/20/2019   USD      12,000        98
                                                        --------     -----
                                                        $316,000     $(680)
                                                        ========     =====

(1)Payments will be made to counterparty at negotiated rates ranging from 1.365%-1.885%.

(2)Payments will be made to counterparty at negotiated rates ranging from 1.253%-1.940%.

* During the six months ended April 30, 2016 the average notional value of outstanding swap contracts was $272,000 (in thousands).

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2016:

                                                    Location on the Statements of Assets
                                                              and Liabilities
                                       -------------------------------------------------------------
Derivative Type                                  Asset Derivatives             Liability Derivatives
---------------                        -------------------------------------  -----------------------
Foreign exchange contracts             Unrealized Gain on Forward Currency    Unrealized Loss on
                                         Contracts                              Forward Currency
                                                                                Contracts

Inflation Swap contracts               Unrealized Gain on Swap Contracts      Unrealized Loss on Swap
                                                                                Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                           Asset Derivatives Value
                                                      ----------------------------------
                                                       Total Value    Foreign
                                                            at       Exchange    Swap
                                                      April 30, 2016 Contracts Contracts
-                                                     -------------- --------- ---------
DFA Selectively Hedged Global Fixed Income Portfolio.     $2,995      $2,995        --
DFA Five-Year Global Fixed Income Portfolio..........         21          21        --
DFA World ex U.S. Government Fixed Income Portfolio..        153         153        --
DFA Short-Duration Real Return Portfolio.............      1,091          --    $1,091
DFA Municipal Real Return Portfolio..................        944          --       944

                                                         Liability Derivatives Value
                                                      ---------------------------------
                                                       Total Value    Foreign
                                                            at       Exchange    Swap
                                                      April 30, 2016 Contracts Contracts
-                                                     -------------- --------- ---------
DFA Two-Year Global Fixed Income Portfolio...........    $ (2,703)   $ (2,703)       --
DFA Selectively Hedged Global Fixed Income Portfolio.        (702)       (702)       --
DFA Five-Year Global Fixed Income Portfolio..........     (14,691)    (14,691)       --
DFA World ex U.S. Government Fixed Income Portfolio..     (16,431)    (16,431)       --
DFA Targeted Credit Portfolio........................         (31)        (31)       --
DFA Short-Duration Real Return Portfolio.............     (12,913)         --  $(12,913)
DFA Municipal Real Return Portfolio..................      (1,624)         --    (1,624)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Inflation Swap contracts    Net Realized Gain (Loss) on: Swap Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                          Realized Gain (Loss)
                                                             on Derivatives
                                                      ----------------------------
                                                                 Foreign
                                                                Exchange    Swap
                                                        Total   Contracts Contracts
                                                      --------  --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $  6,732  $  6,732        --
DFA Selectively Hedged Global Fixed Income Portfolio.    7,966     7,966        --
DFA Five-Year Global Fixed Income Portfolio..........   (2,378)   (2,378)       --
DFA World ex U.S. Government Fixed Income Portfolio..    2,227     2,227        --
DFA Targeted Credit Portfolio........................      (54)      (54)       --
DFA Short-Duration Real Return Portfolio.............   (3,237)       --   $(3,237)
DFA Municipal Real Return Portfolio..................   (1,020)       --    (1,020)

                                                          Change in Unrealized
                                                       Appreciation (Depreciation)
                                                             on Derivatives
                                                      ----------------------------
                                                                 Foreign
                                                                Exchange    Swap
                                                        Total   Contracts Contracts
                                                      --------  --------- ---------
DFA Two-Year Global Fixed Income Portfolio........... $ (1,506) $ (1,506)       --
DFA Selectively Hedged Global Fixed Income Portfolio.    4,915     4,915        --
DFA Five-Year Global Fixed Income Portfolio..........  (13,510)  (13,510)       --
DFA World ex U.S. Government Fixed Income Portfolio..  (21,279)  (21,279)       --
DFA Targeted Credit Portfolio........................      (31)      (31)       --
DFA Short-Duration Real Return Portfolio.............    5,263        --   $ 5,263
DFA Municipal Real Return Portfolio..................    2,421        --     2,421

Offsetting of Derivative Assets and Derivative Liabilities

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                                  Gross Amounts Not                          Gross Amounts Not
                                                    Offset in the                              Offset in the
                                                 Statements of Assets                       Statements of Assets
                                       Gross       and Liabilities               Gross        and Liabilities
                                     Amounts of ----------------------        Amounts of  -----------------------
                                     Recognized  Financial     Cash     Net   Recognized   Financial       Cash     Net
                                       Assets   Instruments Collateral Amount Liabilities Instruments   Collateral Amount
Description                             (a)         (b)      Received   (c)       (a)         (d)        Pledged    (e)
-----------                          ---------- ----------- ---------- ------ ----------- -----------   ---------- -------
                                                      Assets                                  Liabilities
                                     ---------------------------------------- --------------------------------------------
DFA Two-Year Global Fixed Income
 Portfolio
Forward Currency Contracts..........       --          --       --         --   $ 2,703          --          --    $ 2,703
DFA Selectively Hedged Global Fixed
 Income Portfolio
Forward Currency Contracts..........   $2,995     $   (49)      --     $2,946       702    $    (49)         --        653
DFA Five-Year Global Fixed Income
 Portfolio
Forward Currency Contracts..........       21          --       --         21    14,691          --          --     14,691
DFA World ex U.S. Government Fixed
 Income Portfolio
Forward Currency Contracts..........      153        (100)      --         53    16,431        (100)         --     16,331
DFA Targeted Credit Portfolio
Forward Currency Contracts..........       --          --       --         --        31          --          --         31
DFA Short-Duration Real Return
 Portfolio
Swap Contracts......................    1,091      (1,091)      --         --    12,913     (12,590)      $(323)        --
DFA Municipal Real Return Portfolio
Swap Contracts......................      944        (944)      --         --     1,624      (1,624)(f)      --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

(f)The actual collateral received is greater than the amount shown here due to overcollateralization.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
DFA World ex U.S. Government Fixed
  Income Portfolio.................     0.90%        $6,498         2          --        $7,784

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Securities Lending:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, DFA One-Year Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, and DFA Intermediate-Term Extended Quality Portfolio received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $6,189, $14,257, and $209 (amounts in thousands), respectively. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                          Remaining Contractual Maturity of the Agreements
                                                                        As of April 30, 2016
                                                      ---------------------------------------------------------
                                                      Overnight and            Between
                                                       Continuous   <30 days 30 & 90 days >90 days    Total
---------------------------------------------------------------------------------------------------------------
DFA One-Year Fixed Income Portfolio
  Bonds.............................................. $ 58,275,768     --         --         --    $ 58,275,768
DFA Two-Year Global Fixed Income Portfolio
  Bonds..............................................    4,832,750     --         --         --       4,832,750
DFA Selectively Hedged Global Fixed Income Portfolio
  Bonds..............................................   13,992,655     --         --         --      13,992,655
DFA Five-Year Global Fixed Income Portfolio
  Bonds..............................................  116,438,743     --         --         --     116,438,743
DFA Short-Term Extended Quality Portfolio
  Bonds..............................................   32,165,875     --         --         --      32,165,875
DFA Intermediate-Term Extended Quality Portfolio
  Bonds..............................................   25,524,735     --         --         --      25,524,735
DFA Targeted Credit Portfolio
  Bonds..............................................    1,010,000     --         --         --       1,010,000
DFA Investment Grade Portfolio
  Bonds..............................................  144,023,145     --         --         --     144,023,145
DFA Short-Duration Real Return Portfolio
  Bonds..............................................    4,752,075     --         --         --       4,752,075
                                                      ------------     --         --         --    ------------
Total Borrowings..................................... $401,015,746     --         --         --    $401,015,746
                                                      ------------     --         --         --    ------------
Gross amount of recognized liabilities for securities lending transactions                         $401,015,746
                                                                                                   ============

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                         Approximate
                                                                          Percentage
                                                            Number of   of Outstanding
                                                           Shareholders     Shares
                                                           ------------ --------------
DFA One-Year Fixed Income Portfolio.......................      3             62%
DFA Two-Year Global Fixed Income Portfolio................      4             84%
DFA Selectively Hedged Global Fixed Income Portfolio......      4             89%
DFA Five-Year Global Fixed Income Portfolio...............      3             78%
DFA World ex U.S. Government Fixed Income Portfolio.......      4             81%
DFA Short-Term Government Portfolio.......................      3             74%
DFA Intermediate Government Fixed Income Portfolio........      3             86%
DFA Short-Term Extended Quality Portfolio.................      5             85%
DFA Intermediate-Term Extended Quality Portfolio..........      6             85%
DFA Investment Grade Portfolio............................      4             88%
DFA LTIP Portfolio........................................      5             93%
DFA Inflation-Protected Securities Portfolio..............      4             60%
DFA Short-Duration Real Return Portfolio..................      3             83%
DFA Municipal Real Return Portfolio.......................      5             99%
DFA Municipal Bond Portfolio..............................      4             99%
DFA Short-Term Municipal Bond Portfolio...................      4             90%
DFA Intermediate-Term Municipal Bond Portfolio............      5             90%
DFA California Short-Term Municipal Bond Portfolio........      3             94%
DFA California Intermediate-Term Municipal Bond Portfolio.      3             92%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-024S
 [LOGO]                                                              00157608

[LOGO]


SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
DFA International Value ex Tobacco Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                   Page
                                                                   ----
         Letter to Shareholders
         Definitions of Abbreviations and Footnotes...............   1
            Disclosure of Fund Expenses...........................   2
            Disclosure of Portfolio Holdings......................   4
            Summary Schedules of Portfolio Holdings
                U.S. Social Core Equity 2 Portfolio...............   6
                U.S. Sustainability Core 1 Portfolio..............   9
                International Sustainability Core 1 Portfolio.....  12
                DFA International Value ex Tobacco Portfolio......  16
                International Social Core Equity Portfolio........  20
                Emerging Markets Social Core Equity Portfolio.....  24
            Statements of Assets and Liabilities..................  28
            Statements of Operations..............................  30
            Statements of Changes in Net Assets...................  32
            Financial Highlights..................................  34
            Notes to Financial Statements.........................  37
         Voting Proxies on Fund Portfolio Securities..............  49
         Board Approval of Investment Management Agreements.......  50

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
 EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
 U.S. Social Core Equity 2 Portfolio
 -----------------------------------
 Actual Fund Return................... $1,000.00 $  993.30    0.28%    $1.39
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.47    0.28%    $1.41

 U.S. Sustainability Core 1 Portfolio
 ------------------------------------
 Actual Fund Return................... $1,000.00 $  992.60    0.29%    $1.44
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.42    0.29%    $1.46

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
International Sustainability Core 1 Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  983.60    0.46%    $2.27
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.46%    $2.31

DFA International Value ex Tobacco Portfolio
--------------------------------------------
Actual Fund Return............................ $1,000.00 $  958.60    0.58%    $2.82
Hypothetical 5% Annual Return................. $1,000.00 $1,021.98    0.58%    $2.92

International Social Core Equity Portfolio
------------------------------------------
Actual Fund Return............................ $1,000.00 $1,000.50    0.44%    $2.19
Hypothetical 5% Annual Return................. $1,000.00 $1,022.68    0.44%    $2.21

Emerging Markets Social Core Equity Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,029.00    0.64%    $3.23
Hypothetical 5% Annual Return................. $1,000.00 $1,021.68    0.64%    $3.22

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  16.4%
              Consumer Staples.............................   6.9%
              Energy.......................................   8.2%
              Financials...................................  17.5%
              Health Care..................................   7.3%
              Industrials..................................  14.4%
              Information Technology.......................  18.2%
              Materials....................................   5.0%
              Telecommunication Services...................   3.3%
              Utilities....................................   2.8%
                                                            -----
                                                            100.0%

                     U.S. Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  19.0%
              Consumer Staples.............................   7.8%
              Energy.......................................   2.8%
              Financials...................................  16.2%
              Health Care..................................  13.2%
              Industrials..................................  12.7%
              Information Technology.......................  20.2%
              Materials....................................   3.5%
              Telecommunication Services...................   3.3%
              Utilities....................................   1.3%
                                                            -----
                                                            100.0%

                 International Sustainability Core 1 Portfolio
              Consumer Discretionary.......................  17.3%
              Consumer Staples.............................   8.8%
              Energy.......................................   2.4%
              Financials...................................  21.9%
              Health Care..................................   9.2%
              Industrials..................................  18.1%
              Information Technology.......................   6.8%
              Materials....................................   8.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                 DFA International Value ex Tobacco Portfolio
              Consumer Discretionary.......................  12.2%
              Consumer Staples.............................   3.6%
              Energy.......................................  17.7%
              Financials...................................  30.7%
              Health Care..................................   1.2%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.9%
              Telecommunication Services...................   5.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                  International Social Core Equity Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   6.4%
              Energy.......................................   8.4%
              Financials...................................  22.3%
              Health Care..................................   3.3%
              Industrials..................................  18.3%
              Information Technology.......................   6.1%
              Materials....................................  13.5%
              Telecommunication Services...................   4.0%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                 Emerging Markets Social Core Equity Portfolio
              Consumer Discretionary.......................  11.2%
              Consumer Staples.............................   9.0%
              Energy.......................................   5.8%
              Financials...................................  23.8%
              Health Care..................................   1.7%
              Industrials..................................   9.6%
              Information Technology.......................  18.6%
              Materials....................................  10.8%
              Telecommunication Services...................   5.0%
              Utilities....................................   4.5%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (89.0%)
 Consumer Discretionary -- (14.6%)
 *   Amazon.com, Inc......................   3,900 $  2,572,401            0.4%
     Comcast Corp. Class A................ 113,286    6,883,257            1.2%
     Ford Motor Co........................ 167,143    2,266,459            0.4%
     General Motors Co....................  54,544    1,734,499            0.3%
     Home Depot, Inc. (The)...............  13,337    1,785,691            0.3%
     Time Warner Cable, Inc...............   9,373    1,988,107            0.3%
     Time Warner, Inc.....................  26,817    2,015,029            0.3%
     Walt Disney Co. (The)................  29,465    3,042,556            0.5%
     Other Securities.....................           73,719,616           12.3%
                                                   ------------           -----
 Total Consumer Discretionary.............           96,007,615           16.0%
                                                   ------------           -----
 Consumer Staples -- (6.2%)
     Coca-Cola Co. (The)..................  51,918    2,325,926            0.4%
     CVS Health Corp......................  39,980    4,017,990            0.7%
     Mondelez International, Inc. Class A.  48,497    2,083,431            0.4%
     PepsiCo, Inc.........................  20,764    2,137,861            0.4%
     Procter & Gamble Co. (The)...........  61,871    4,957,105            0.8%
     Wal-Mart Stores, Inc.................  46,300    3,096,081            0.5%
     Walgreens Boots Alliance, Inc........  21,457    1,701,111            0.3%
     Other Securities.....................           20,236,857            3.3%
                                                   ------------           -----
 Total Consumer Staples...................           40,556,362            6.8%
                                                   ------------           -----
 Energy -- (7.3%)
     Chevron Corp.........................  28,205    2,881,987            0.5%
     ConocoPhillips.......................  32,769    1,566,030            0.3%
     Exxon Mobil Corp..................... 127,953   11,311,045            1.9%
     Phillips 66..........................  17,951    1,473,957            0.3%
     Schlumberger, Ltd....................  43,147    3,466,430            0.6%
     Other Securities.....................           27,264,296            4.4%
                                                   ------------           -----
 Total Energy.............................           47,963,745            8.0%
                                                   ------------           -----
 Financials -- (15.6%)
     American Express Co..................  35,623    2,330,813            0.4%
     Bank of America Corp................. 184,669    2,688,781            0.5%
 *   Berkshire Hathaway, Inc. Class B.....  16,610    2,416,423            0.4%
     Citigroup, Inc.......................  51,395    2,378,561            0.4%
     JPMorgan Chase & Co..................  91,204    5,764,093            1.0%
     Travelers Cos., Inc. (The)...........  14,602    1,604,760            0.3%
     U.S. Bancorp.........................  44,912    1,917,293            0.3%
     Wells Fargo & Co..................... 132,679    6,631,296            1.1%
     Other Securities.....................           76,857,221           12.7%
                                                   ------------           -----
 Total Financials.........................          102,589,241           17.1%
                                                   ------------           -----
 Health Care -- (6.5%)
     Amgen, Inc...........................  12,300    1,947,090            0.3%
 *   Express Scripts Holding Co...........  22,793    1,680,528            0.3%
     Medtronic P.L.C......................  22,285    1,763,858            0.3%
     UnitedHealth Group, Inc..............  20,900    2,752,112            0.5%
     Other Securities.....................           34,493,160            5.7%
                                                   ------------           -----
 Total Health Care........................           42,636,748            7.1%
                                                   ------------           -----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (12.8%)
      FedEx Corp.........................................     9,778 $  1,614,446            0.3%
      Union Pacific Corp.................................    30,954    2,700,117            0.5%
      United Technologies Corp...........................    28,866    3,012,744            0.5%
      Other Securities...................................             77,006,282           12.7%
                                                                    ------------          ------
Total Industrials........................................             84,333,589           14.0%
                                                                    ------------          ------
Information Technology -- (16.2%)
*     Alphabet, Inc. Class A.............................     3,534    2,501,648            0.4%
*     Alphabet, Inc. Class C.............................     3,973    2,753,329            0.5%
      Apple, Inc.........................................   138,338   12,967,804            2.2%
      Cisco Systems, Inc.................................   154,216    4,239,398            0.7%
      EMC Corp...........................................    70,135    1,831,225            0.3%
*     Facebook, Inc. Class A.............................    13,695    1,610,258            0.3%
      Intel Corp.........................................   212,801    6,443,614            1.1%
      Microsoft Corp.....................................   159,309    7,944,740            1.3%
      Oracle Corp........................................    60,798    2,423,408            0.4%
      QUALCOMM, Inc......................................    37,373    1,888,084            0.3%
#     Visa, Inc. Class A.................................    19,776    1,527,498            0.3%
      Other Securities...................................             60,305,557            9.9%
                                                                    ------------          ------
Total Information Technology.............................            106,436,563           17.7%
                                                                    ------------          ------
Materials -- (4.5%)
      Dow Chemical Co. (The).............................    38,029    2,000,706            0.3%
      Other Securities...................................             27,388,828            4.6%
                                                                    ------------          ------
Total Materials..........................................             29,389,534            4.9%
                                                                    ------------          ------
Other -- (0.0%)
      Other Securities...................................                     --            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.9%)
      AT&T, Inc..........................................   229,936    8,926,115            1.5%
#     CenturyLink, Inc...................................    47,241    1,462,109            0.3%
      Verizon Communications, Inc........................   106,903    5,445,639            0.9%
      Other Securities...................................              3,466,084            0.5%
                                                                    ------------          ------
Total Telecommunication Services.........................             19,299,947            3.2%
                                                                    ------------          ------
Utilities -- (2.4%)
      Other Securities...................................             16,103,662            2.7%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            585,317,006           97.5%
                                                                    ------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 14,827            0.0%
                                                                    ------------          ------

TOTAL INVESTMENT SECURITIES..............................            585,331,833
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.455%.   566,334      566,334            0.1%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund..................... 6,188,841   71,604,886           11.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $538,641,873)..................................             $657,503,053          109.5%
                                                                    ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 96,007,615          --   --    $ 96,007,615
    Consumer Staples............   40,556,362          --   --      40,556,362
    Energy......................   47,963,745          --   --      47,963,745
    Financials..................  102,589,241          --   --     102,589,241
    Health Care.................   42,636,748          --   --      42,636,748
    Industrials.................   84,333,589          --   --      84,333,589
    Information Technology......  106,436,563          --   --     106,436,563
    Materials...................   29,389,534          --   --      29,389,534
    Other.......................           --          --   --              --
    Telecommunication Services..   19,299,947          --   --      19,299,947
    Utilities...................   16,103,662          --   --      16,103,662
  Rights/Warrants...............           -- $    14,827   --          14,827
  Temporary Cash Investments....      566,334          --   --         566,334
  Securities Lending Collateral.           --  71,604,886   --      71,604,886
                                 ------------ -----------   --    ------------
  TOTAL......................... $585,883,340 $71,619,713   --    $657,503,053
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                          Shares     Value+    of Net Assets**
                                          ------     ------    ---------------
  COMMON STOCKS -- (89.0%)
  Consumer Discretionary -- (16.9%)
  *   Amazon.com, Inc....................  15,937 $ 10,511,886            1.6%
      Comcast Corp. Class A.............. 119,282    7,247,574            1.1%
      Ford Motor Co...................... 153,458    2,080,891            0.3%
      Home Depot, Inc. (The).............  42,655    5,711,078            0.9%
      McDonald's Corp....................  16,627    2,103,149            0.3%
      NIKE, Inc. Class B.................  57,462    3,386,810            0.5%
  *   Priceline Group, Inc. (The)........   1,576    2,117,608            0.3%
      Starbucks Corp.....................  38,046    2,139,327            0.3%
      Time Warner, Inc...................  41,847    3,144,384            0.5%
      Walt Disney Co. (The)..............  39,096    4,037,053            0.6%
      Other Securities...................           78,925,575           12.5%
                                                  ------------           -----
  Total Consumer Discretionary...........          121,405,335           18.9%
                                                  ------------           -----
  Consumer Staples -- (6.9%)
      Coca-Cola Co. (The)................ 117,765    5,275,872            0.8%
      Colgate-Palmolive Co...............  30,603    2,170,365            0.3%
      Costco Wholesale Corp..............  16,591    2,457,625            0.4%
      CVS Health Corp....................  58,121    5,841,161            0.9%
      PepsiCo, Inc.......................  30,895    3,180,949            0.5%
      Procter & Gamble Co. (The).........  44,733    3,584,008            0.6%
      Wal-Mart Stores, Inc...............  61,545    4,115,514            0.6%
      Other Securities...................           23,211,471            3.7%
                                                  ------------           -----
  Total Consumer Staples.................           49,836,965            7.8%
                                                  ------------           -----
  Energy -- (2.5%)
      Schlumberger, Ltd..................  49,946    4,012,662            0.6%
      Other Securities...................           13,742,578            2.2%
                                                  ------------           -----
  Total Energy...........................           17,755,240            2.8%
                                                  ------------           -----
  Financials -- (14.4%)
      American Express Co................  33,664    2,202,636            0.4%
      American International Group, Inc..  46,063    2,571,237            0.4%
      Bank of America Corp............... 352,291    5,129,357            0.8%
      Citigroup, Inc.....................  74,633    3,454,015            0.5%
      JPMorgan Chase & Co................  85,830    5,424,456            0.9%
      Wells Fargo & Co...................  87,240    4,360,255            0.7%
      Other Securities...................           80,445,802           12.4%
                                                  ------------           -----
  Total Financials.......................          103,587,758           16.1%
                                                  ------------           -----
  Health Care -- (11.7%)
      Amgen, Inc.........................  17,274    2,734,474            0.4%
  *   Biogen, Inc........................   7,473    2,055,000            0.3%
  *   Celgene Corp.......................  26,584    2,749,051            0.4%
  *   Express Scripts Holding Co.........  31,071    2,290,865            0.4%
      Gilead Sciences, Inc...............  54,321    4,791,655            0.8%
      Johnson & Johnson..................  68,983    7,731,615            1.2%
      Medtronic P.L.C....................  31,362    2,482,302            0.4%
      Merck & Co., Inc...................  36,500    2,001,660            0.3%
      Pfizer, Inc........................ 152,517    4,988,831            0.8%
      UnitedHealth Group, Inc............  32,870    4,328,322            0.7%
      Other Securities...................           48,212,784            7.4%
                                                  ------------           -----
  Total Health Care......................           84,366,559           13.1%
                                                  ------------           -----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (11.3%)
      General Electric Co................................   115,167 $  3,541,385            0.6%
      United Technologies Corp...........................    27,903    2,912,236            0.5%
      Other Securities...................................             74,857,334           11.5%
                                                                    ------------          ------
Total Industrials........................................             81,310,955           12.6%
                                                                    ------------          ------
Information Technology -- (18.0%)
      Accenture P.L.C. Class A...........................    23,989    2,708,838            0.4%
*     Alphabet, Inc. Class A.............................     5,113    3,619,390            0.6%
*     Alphabet, Inc. Class C.............................     5,418    3,754,728            0.6%
      Apple, Inc.........................................   229,944   21,554,951            3.4%
      Cisco Systems, Inc.................................   153,205    4,211,605            0.7%
*     Facebook, Inc. Class A.............................    23,773    2,795,229            0.4%
      Intel Corp.........................................   144,256    4,368,072            0.7%
      International Business Machines Corp...............    17,257    2,518,487            0.4%
      MasterCard, Inc. Class A...........................    37,788    3,665,058            0.6%
      Microsoft Corp.....................................   255,343   12,733,955            2.0%
      Oracle Corp........................................    75,360    3,003,850            0.5%
#     Visa, Inc. Class A.................................    49,720    3,840,373            0.6%
      Other Securities...................................             60,888,776            9.3%
                                                                    ------------          ------
Total Information Technology.............................            129,663,312           20.2%
                                                                    ------------          ------
Materials -- (3.2%)
      Other Securities...................................             22,585,037            3.5%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 63,686            0.0%
                                                                    ------------          ------
Telecommunication Services -- (2.9%)
      AT&T, Inc..........................................   178,840    6,942,569            1.1%
      Verizon Communications, Inc........................   152,152    7,750,623            1.2%
      Other Securities...................................              6,368,698            1.0%
                                                                    ------------          ------
Total Telecommunication Services.........................             21,061,890            3.3%
                                                                    ------------          ------
Utilities -- (1.2%)
      Other Securities...................................              8,560,685            1.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            640,197,422           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 13,197            0.0%
                                                                    ------------          ------

TOTAL INVESTMENT SECURITIES..............................            640,210,619
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.455%. 5,027,550    5,027,550            0.8%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund..................... 6,392,680   73,963,310           11.5%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $589,567,967)..................................             $719,201,479          111.9%
                                                                    ============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $121,405,335          --   --    $121,405,335
   Consumer Staples..............   49,836,965          --   --      49,836,965
   Energy........................   17,755,240          --   --      17,755,240
   Financials....................  103,587,758          --   --     103,587,758
   Health Care...................   84,366,559          --   --      84,366,559
   Industrials...................   81,310,955          --   --      81,310,955
   Information Technology........  129,663,312          --   --     129,663,312
   Materials.....................   22,585,037          --   --      22,585,037
   Real Estate Investment Trusts.       63,686          --   --          63,686
   Telecommunication Services....   21,061,890          --   --      21,061,890
   Utilities.....................    8,560,685          --   --       8,560,685
 Rights/Warrants.................           -- $    13,197   --          13,197
 Temporary Cash Investments......    5,027,550          --   --       5,027,550
 Securities Lending Collateral...           --  73,963,310   --      73,963,310
                                  ------------ -----------   --    ------------
 TOTAL........................... $645,224,972 $73,976,507   --    $719,201,479
                                  ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                      Percentage
                                                 Shares   Value++   of Net Assets**
                                                 ------   -------   ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (5.2%)
    Australia & New Zealand Banking Group, Ltd.. 76,419 $ 1,400,754            0.3%
    Commonwealth Bank of Australia.............. 26,016   1,452,396            0.4%
    National Australia Bank, Ltd................ 78,622   1,613,011            0.4%
    Westpac Banking Corp........................ 70,328   1,650,847            0.4%
    Other Securities............................         17,822,533            4.1%
                                                        -----------            ----
TOTAL AUSTRALIA.................................         23,939,541            5.6%
                                                        -----------            ----

AUSTRIA -- (0.4%)
    Other Securities............................          1,885,448            0.4%
                                                        -----------            ----

BELGIUM -- (1.3%)
    Other Securities............................          5,782,837            1.3%
                                                        -----------            ----

CANADA -- (6.7%)
#   Bank of Montreal............................ 19,263   1,254,928            0.3%
    Royal Bank of Canada........................ 20,704   1,285,770            0.3%
    Toronto-Dominion Bank (The)................. 24,340   1,083,437            0.3%
    Other Securities............................         26,985,820            6.3%
                                                        -----------            ----
TOTAL CANADA....................................         30,609,955            7.2%
                                                        -----------            ----

DENMARK -- (2.1%)
    Novo Nordisk A.S. Class B................... 47,682   2,662,294            0.6%
    Other Securities............................          6,972,591            1.7%
                                                        -----------            ----
TOTAL DENMARK...................................          9,634,885            2.3%
                                                        -----------            ----

FINLAND -- (1.4%)
    Other Securities............................          6,337,302            1.5%
                                                        -----------            ----

FRANCE -- (8.1%)
    Airbus Group SE............................. 20,960   1,310,368            0.3%
#   AXA SA...................................... 54,337   1,371,988            0.3%
    BNP Paribas SA.............................. 29,667   1,571,133            0.4%
    Cie Generale des Etablissements Michelin.... 12,332   1,288,078            0.3%
    Danone SA................................... 14,288   1,001,066            0.2%
#   L'Oreal SA.................................. 10,192   1,851,333            0.4%
    LVMH Moet Hennessy Louis Vuitton SE.........  8,658   1,442,523            0.3%
    Renault SA.................................. 10,598   1,022,577            0.3%
    Other Securities............................         26,308,650            6.2%
                                                        -----------            ----
TOTAL FRANCE....................................         37,167,716            8.7%
                                                        -----------            ----

GERMANY -- (6.5%)
    Allianz SE..................................  9,412   1,601,243            0.4%
    BASF SE..................................... 22,290   1,844,069            0.4%
    Bayerische Motoren Werke AG................. 12,866   1,190,279            0.3%
    Daimler AG.................................. 25,840   1,800,444            0.4%
    Deutsche Telekom AG......................... 64,701   1,135,724            0.3%
    Other Securities............................         22,189,658            5.2%
                                                        -----------            ----
TOTAL GERMANY...................................         29,761,417            7.0%
                                                        -----------            ----

HONG KONG -- (2.0%)
    Other Securities............................          9,212,679            2.2%
                                                        -----------            ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 IRELAND -- (0.5%)
     Other Securities......................         $ 2,424,500            0.6%
                                                    -----------           -----

 ISRAEL -- (0.6%)
     Other Securities......................           2,634,042            0.6%
                                                    -----------           -----

 ITALY -- (2.7%)
     Assicurazioni Generali SpA............  99,498   1,521,284            0.4%
     Other Securities......................          10,886,725            2.5%
                                                    -----------           -----
 TOTAL ITALY...............................          12,408,009            2.9%
                                                    -----------           -----

 JAPAN -- (20.0%)
     KDDI Corp.............................  52,900   1,523,823            0.4%
     Mitsubishi UFJ Financial Group, Inc... 237,100   1,094,172            0.3%
     SoftBank Group Corp...................  22,684   1,219,752            0.3%
     Sumitomo Mitsui Financial Group, Inc..  37,900   1,140,475            0.3%
     Toyota Motor Corp.....................  49,755   2,522,066            0.6%
     Toyota Motor Corp. Sponsored ADR......  13,028   1,324,948            0.3%
     Other Securities......................          82,632,619           19.2%
                                                    -----------           -----
 TOTAL JAPAN...............................          91,457,855           21.4%
                                                    -----------           -----

 NETHERLANDS -- (3.2%)
     Akzo Nobel NV.........................  18,148   1,289,354            0.3%
     Unilever NV...........................  46,249   2,035,881            0.5%
     Other Securities......................          11,343,707            2.6%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................          14,668,942            3.4%
                                                    -----------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities......................           1,618,031            0.4%
                                                    -----------           -----

 NORWAY -- (0.7%)
     Other Securities......................           3,069,508            0.7%
                                                    -----------           -----

 PORTUGAL -- (0.2%)
     Other Securities......................           1,154,206            0.3%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           4,283,222            1.0%
                                                    -----------           -----

 SPAIN -- (2.9%)
     Banco Santander SA.................... 328,211   1,666,760            0.4%
     Telefonica SA......................... 108,260   1,184,281            0.3%
     Other Securities......................          10,198,215            2.3%
                                                    -----------           -----
 TOTAL SPAIN...............................          13,049,256            3.0%
                                                    -----------           -----

 SWEDEN -- (3.4%)
     Other Securities......................          15,441,962            3.6%
                                                    -----------           -----

 SWITZERLAND -- (7.3%)
     Novartis AG...........................  13,637   1,037,806            0.3%
     Novartis AG Sponsored ADR.............  25,482   1,935,868            0.5%
     Roche Holding AG......................  24,266   6,139,521            1.5%
     Sika AG...............................     270   1,150,725            0.3%
     Swiss Re AG...........................  12,710   1,129,646            0.3%
     Other Securities......................          22,016,456            4.9%
                                                    -----------           -----
 TOTAL SWITZERLAND.........................          33,410,022            7.8%
                                                    -----------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
UNITED KINGDOM -- (15.9%)
      AstraZeneca P.L.C. Sponsored ADR.....    53,696 $  1,555,036            0.4%
      BT Group P.L.C.......................   296,318    1,920,754            0.5%
      Centrica P.L.C.......................   311,017    1,086,141            0.3%
      Compass Group P.L.C..................    56,701    1,009,757            0.2%
      Diageo P.L.C. Sponsored ADR..........    15,704    1,701,214            0.4%
      GlaxoSmithKline P.L.C. Sponsored ADR.    38,453    1,650,018            0.4%
      HSBC Holdings P.L.C. Sponsored ADR...    79,513    2,650,168            0.6%
      Legal & General Group P.L.C..........   311,709    1,018,632            0.2%
      Prudential P.L.C. ADR................    25,700    1,014,893            0.2%
      Reckitt Benckiser Group P.L.C........    18,327    1,785,397            0.4%
      SSE P.L.C............................    47,093    1,040,452            0.3%
      Unilever P.L.C. Sponsored ADR........    25,554    1,146,352            0.3%
      Vodafone Group P.L.C.................   392,697    1,265,205            0.3%
      Other Securities.....................             53,737,718           12.5%
                                                      ------------          ------
TOTAL UNITED KINGDOM.......................             72,581,737           17.0%
                                                      ------------          ------
TOTAL COMMON STOCKS........................            422,533,072           98.9%
                                                      ------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities.....................              1,115,118            0.2%
                                                      ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities.....................                    223            0.0%
                                                      ------------          ------
TOTAL PREFERRED STOCKS.....................              1,115,341            0.2%
                                                      ------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.....................                     --            0.0%
                                                      ------------          ------

GERMANY -- (0.0%)
      Other Securities.....................                    225            0.0%
                                                      ------------          ------

HONG KONG -- (0.0%)
      Other Securities.....................                     81            0.0%
                                                      ------------          ------

NORWAY -- (0.0%)
      Other Securities.....................                     --            0.0%
                                                      ------------          ------

SINGAPORE -- (0.0%)
      Other Securities.....................                  3,822            0.0%
                                                      ------------          ------

SWEDEN -- (0.0%)
      Other Securities.....................                  1,684            0.0%
                                                      ------------          ------
TOTAL RIGHTS/WARRANTS......................                  5,812            0.0%
                                                      ------------          ------
TOTAL INVESTMENT SECURITIES................            423,654,225
                                                      ------------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund....... 2,908,740   33,654,125            7.9%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $434,897,150)....................             $457,308,350          107.0%
                                                      ============          ======

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $   314,023 $ 23,625,518   --    $ 23,939,541
    Austria.....................          --    1,885,448   --       1,885,448
    Belgium.....................     945,403    4,837,434   --       5,782,837
    Canada......................  30,605,881        4,074   --      30,609,955
    Denmark.....................     818,160    8,816,725   --       9,634,885
    Finland.....................     291,322    6,045,980   --       6,337,302
    France......................     288,456   36,879,260   --      37,167,716
    Germany.....................   2,159,561   27,601,856   --      29,761,417
    Hong Kong...................      38,985    9,173,694   --       9,212,679
    Ireland.....................     374,238    2,050,262   --       2,424,500
    Israel......................     845,316    1,788,726   --       2,634,042
    Italy.......................      96,903   12,311,106   --      12,408,009
    Japan.......................   4,234,641   87,223,214   --      91,457,855
    Netherlands.................   3,647,474   11,021,468   --      14,668,942
    New Zealand.................      12,056    1,605,975   --       1,618,031
    Norway......................       9,417    3,060,091   --       3,069,508
    Portugal....................          --    1,154,206   --       1,154,206
    Singapore...................          --    4,283,222   --       4,283,222
    Spain.......................   1,408,833   11,640,423   --      13,049,256
    Sweden......................     333,318   15,108,644   --      15,441,962
    Switzerland.................   3,845,406   29,564,616   --      33,410,022
    United Kingdom..............  15,072,683   57,509,054   --      72,581,737
  Preferred Stocks
    Germany.....................          --    1,115,118   --       1,115,118
    United Kingdom..............          --          223   --             223
  Rights/Warrants
    Austria.....................          --           --   --              --
    Germany.....................          --          225   --             225
    Hong Kong...................          --           81   --              81
    Norway......................          --           --   --              --
    Singapore...................          --        3,822   --           3,822
    Sweden......................          --        1,684   --           1,684
  Securities Lending Collateral.          --   33,654,125   --      33,654,125
                                 ----------- ------------   --    ------------
  TOTAL......................... $65,342,076 $391,966,274   --    $457,308,350
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                                 Shares  Value++   of Net Assets**
                                                 ------  -------   ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (6.1%)
    Australia & New Zealand Banking Group, Ltd.. 32,275 $  591,598            0.9%
    BHP Billiton, Ltd........................... 54,185    846,204            1.2%
*   Newcrest Mining, Ltd........................ 25,116    366,232            0.5%
    Rio Tinto, Ltd..............................  8,780    342,582            0.5%
    Woodside Petroleum, Ltd..................... 24,680    528,399            0.8%
    Other Securities............................         1,497,126            2.3%
                                                        ----------            ----
TOTAL AUSTRALIA.................................         4,172,141            6.2%
                                                        ----------            ----

AUSTRIA -- (0.0%)
    Other Securities............................             8,485            0.0%
                                                        ----------            ----

BELGIUM -- (1.7%)
    Delhaize Group..............................  3,211    337,426            0.5%
    Other Securities............................           829,535            1.2%
                                                        ----------            ----
TOTAL BELGIUM...................................         1,166,961            1.7%
                                                        ----------            ----

CANADA -- (8.8%)
    Bank of Montreal............................ 11,172    727,968            1.1%
    Canadian Natural Resources, Ltd.(136385101). 15,335    460,357            0.7%
    Canadian Natural Resources, Ltd.(2171573)... 11,405    342,504            0.5%
    Manulife Financial Corp..................... 30,909    455,740            0.7%
    Suncor Energy, Inc.......................... 32,505    954,140            1.4%
    Other Securities............................         3,144,225            4.7%
                                                        ----------            ----
TOTAL CANADA....................................         6,084,934            9.1%
                                                        ----------            ----

DENMARK -- (1.9%)
    Vestas Wind Systems A.S.....................  5,597    400,645            0.6%
    Other Securities............................           913,080            1.4%
                                                        ----------            ----
TOTAL DENMARK...................................         1,313,725            2.0%
                                                        ----------            ----

FINLAND -- (0.7%)
    Other Securities............................           453,459            0.7%
                                                        ----------            ----

FRANCE -- (8.7%)
    BNP Paribas SA..............................  6,474    342,856            0.5%
    Cie de Saint-Gobain......................... 13,010    596,151            0.9%
    Engie SA.................................... 27,688    456,670            0.7%
    Orange SA................................... 41,374    687,384            1.0%
    Renault SA..................................  5,352    516,403            0.8%
    Societe Generale SA......................... 13,626    536,144            0.8%
    Total SA.................................... 25,160  1,271,607            1.9%
    Other Securities............................         1,609,168            2.4%
                                                        ----------            ----
TOTAL FRANCE....................................         6,016,383            9.0%
                                                        ----------            ----

GERMANY -- (7.8%)
    Allianz SE..................................  7,432  1,264,390            1.9%
    Bayerische Motoren Werke AG.................  7,086    655,551            1.0%
    Daimler AG.................................. 19,561  1,362,945            2.0%
    E.ON SE..................................... 55,081    570,869            0.9%
    Other Securities............................         1,508,857            2.2%
                                                        ----------            ----
TOTAL GERMANY...................................         5,362,612            8.0%
                                                        ----------            ----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                   Percentage
                                             Shares    Value++   of Net Assets**
                                             ------    -------   ---------------

HONG KONG -- (2.4%)
    Other Securities........................         $ 1,659,613            2.5%
                                                     -----------           -----

IRELAND -- (0.2%)
    Other Securities........................             157,894            0.2%
                                                     -----------           -----

ISRAEL -- (0.4%)
    Other Securities........................             260,005            0.4%
                                                     -----------           -----

ITALY -- (1.2%)
    Eni SpA.................................  27,028     441,555            0.7%
    Other Securities........................             404,593            0.6%
                                                     -----------           -----
TOTAL ITALY.................................             846,148            1.3%
                                                     -----------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd............................  78,000     357,414            0.5%
    Honda Motor Co., Ltd....................  26,600     717,821            1.1%
    Mitsubishi UFJ Financial Group, Inc..... 196,200     905,426            1.4%
    Mizuho Financial Group, Inc............. 389,300     583,526            0.9%
    Nissan Motor Co., Ltd...................  47,100     417,966            0.6%
    Sumitomo Mitsui Financial Group, Inc....  22,100     665,026            1.0%
    Other Securities........................           9,537,936           14.2%
                                                     -----------           -----
TOTAL JAPAN.................................          13,185,115           19.7%
                                                     -----------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV............................  53,705     658,070            1.0%
    Koninklijke Philips NV..................  15,426     424,369            0.6%
    Other Securities........................           1,048,444            1.6%
                                                     -----------           -----
TOTAL NETHERLANDS...........................           2,130,883            3.2%
                                                     -----------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................              75,781            0.1%
                                                     -----------           -----

NORWAY -- (0.8%)
    Other Securities........................             541,178            0.8%
                                                     -----------           -----

PORTUGAL -- (0.1%)
    Other Securities........................              33,442            0.1%
                                                     -----------           -----

SINGAPORE -- (0.8%)
    Other Securities........................             569,432            0.8%
                                                     -----------           -----

SPAIN -- (2.6%)
    Banco Santander SA...................... 208,024   1,056,412            1.6%
    Iberdrola SA............................  55,962     398,379            0.6%
    Other Securities........................             320,024            0.5%
                                                     -----------           -----
TOTAL SPAIN.................................           1,774,815            2.7%
                                                     -----------           -----

SWEDEN -- (2.6%)
    Svenska Cellulosa AB SCA Class B........  11,632     367,008            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  45,378     367,671            0.6%
    Other Securities........................           1,070,122            1.6%
                                                     -----------           -----
TOTAL SWEDEN................................           1,804,801            2.7%
                                                     -----------           -----

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                             Percentage
                                                       Shares    Value++   of Net Assets**
                                                       ------    -------   ---------------

SWITZERLAND -- (8.4%)
      ABB, Ltd........................................  40,876 $   865,356            1.3%
      Cie Financiere Richemont SA.....................   9,480     632,128            1.0%
      Novartis AG.....................................   8,101     616,504            0.9%
      Swiss Re AG.....................................   6,293     559,313            0.8%
      UBS Group AG....................................  23,233     402,755            0.6%
      Zurich Insurance Group AG.......................   2,879     646,002            1.0%
      Other Securities................................           2,077,242            3.1%
                                                               -----------          ------
TOTAL SWITZERLAND.....................................           5,799,300            8.7%
                                                               -----------          ------

UNITED KINGDOM -- (17.4%)
      BP P.L.C. Sponsored ADR.........................  67,245   2,258,098            3.4%
      Glencore P.L.C.................................. 153,863     367,721            0.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  42,713   1,423,624            2.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  29,613   1,566,217            2.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  28,341   1,511,992            2.3%
      Vodafone Group P.L.C............................ 468,782   1,510,339            2.3%
      Vodafone Group P.L.C. Sponsored ADR.............  25,258     826,941            1.2%
      Other Securities................................           2,509,784            3.7%
                                                               -----------          ------
TOTAL UNITED KINGDOM..................................          11,974,716           17.9%
                                                               -----------          ------
TOTAL COMMON STOCKS...................................          65,391,823           97.8%
                                                               -----------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................   3,114     451,727            0.7%
      Other Securities................................             173,512            0.2%
                                                               -----------          ------
TOTAL GERMANY.........................................             625,239            0.9%
                                                               -----------          ------
TOTAL PREFERRED STOCKS................................             625,239            0.9%
                                                               -----------          ------
TOTAL INVESTMENT SECURITIES...........................          66,017,062
                                                               -----------

                                                                 Value+
                                                         -       ------           -
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund.................. 251,777   2,913,060            4.4%
                                                               -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,440,992)................................           $68,930,122          103.1%
                                                               ===========          ======

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia...................          -- $ 4,172,141   --    $ 4,172,141
     Austria.....................          --       8,485   --          8,485
     Belgium.....................          --   1,166,961   --      1,166,961
     Canada...................... $ 6,084,934          --   --      6,084,934
     Denmark.....................          --   1,313,725   --      1,313,725
     Finland.....................          --     453,459   --        453,459
     France......................     183,899   5,832,484   --      6,016,383
     Germany.....................     213,736   5,148,876   --      5,362,612
     Hong Kong...................          --   1,659,613   --      1,659,613
     Ireland.....................      37,435     120,459   --        157,894
     Israel......................      42,907     217,098   --        260,005
     Italy.......................          --     846,148   --        846,148
     Japan.......................      93,216  13,091,899   --     13,185,115
     Netherlands.................     563,160   1,567,723   --      2,130,883
     New Zealand.................          --      75,781   --         75,781
     Norway......................      21,214     519,964   --        541,178
     Portugal....................          --      33,442   --         33,442
     Singapore...................          --     569,432   --        569,432
     Spain.......................          --   1,774,815   --      1,774,815
     Sweden......................          --   1,804,801   --      1,804,801
     Switzerland.................     299,194   5,500,106   --      5,799,300
     United Kingdom..............   8,150,516   3,824,200   --     11,974,716
   Preferred Stocks
     Germany.....................          --     625,239   --        625,239
   Securities Lending Collateral.          --   2,913,060   --      2,913,060
                                  ----------- -----------   --    -----------
   TOTAL......................... $15,690,211 $53,239,911   --    $68,930,122
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd..  74,515 $ 1,365,854            0.3%
    BHP Billiton, Ltd........................... 134,618   2,102,321            0.5%
    Commonwealth Bank of Australia..............  19,077   1,065,012            0.2%
    National Australia Bank, Ltd................  52,028   1,067,408            0.2%
    Westpac Banking Corp........................  51,623   1,211,774            0.3%
    Woodside Petroleum, Ltd.....................  55,804   1,194,763            0.3%
    Other Securities............................          23,267,950            4.7%
                                                         -----------            ----
TOTAL AUSTRALIA.................................          31,275,082            6.5%
                                                         -----------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           3,273,681            0.7%
                                                         -----------            ----

BELGIUM -- (1.3%)
    Delhaize Group..............................   8,987     944,395            0.2%
    Other Securities............................           5,644,425            1.2%
                                                         -----------            ----
TOTAL BELGIUM...................................           6,588,820            1.4%
                                                         -----------            ----

CANADA -- (9.3%)
    Bank of Nova Scotia (The)...................  25,169   1,320,114            0.3%
    Canadian Natural Resources, Ltd.............  53,582   1,608,532            0.4%
    Metro, Inc..................................  37,277   1,247,518            0.3%
    Royal Bank of Canada........................  24,345   1,512,311            0.3%
    Suncor Energy, Inc..........................  71,552   2,101,482            0.5%
    Toronto-Dominion Bank (The).................  34,519   1,536,095            0.3%
    Other Securities............................          38,682,623            7.8%
                                                         -----------            ----
TOTAL CANADA....................................          48,008,675            9.9%
                                                         -----------            ----

CHINA -- (0.0%)
    Other Securities............................              42,873            0.0%
                                                         -----------            ----

DENMARK -- (1.4%)
    Other Securities............................           7,204,483            1.5%
                                                         -----------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj.............................  65,812   1,259,778            0.3%
    Other Securities............................           7,185,584            1.5%
                                                         -----------            ----
TOTAL FINLAND...................................           8,445,362            1.8%
                                                         -----------            ----

FRANCE -- (7.0%)
    AXA SA......................................  47,127   1,189,938            0.3%
    BNP Paribas SA..............................  18,549     982,335            0.2%
    Cie de Saint-Gobain.........................  23,557   1,079,441            0.2%
    Cie Generale des Etablissements Michelin....  13,015   1,359,417            0.3%
    Orange SA...................................  72,587   1,205,955            0.3%
    Total SA....................................  77,183   3,900,890            0.8%
    Other Securities............................          26,393,433            5.4%
                                                         -----------            ----
TOTAL FRANCE....................................          36,111,409            7.5%
                                                         -----------            ----

GERMANY -- (6.1%)
    Allianz SE..................................   8,175   1,390,795            0.3%
    BASF SE.....................................  29,579   2,447,094            0.5%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
GERMANY -- (Continued)
    Bayerische Motoren Werke AG...........  17,951 $  1,660,711            0.4%
    Deutsche Telekom AG................... 109,639    1,924,540            0.4%
    E.ON SE............................... 171,974    1,782,368            0.4%
    Siemens AG............................  15,099    1,580,084            0.3%
    Other Securities......................           20,759,522            4.2%
                                                   ------------           -----
TOTAL GERMANY.............................           31,545,114            6.5%
                                                   ------------           -----

HONG KONG -- (2.5%)
    AIA Group, Ltd........................ 232,600    1,389,037            0.3%
    Other Securities......................           11,392,367            2.3%
                                                   ------------           -----
TOTAL HONG KONG...........................           12,781,404            2.6%
                                                   ------------           -----

IRELAND -- (0.5%)
    Other Securities......................            2,526,174            0.5%
                                                   ------------           -----

ISRAEL -- (0.5%)
    Other Securities......................            2,529,071            0.5%
                                                   ------------           -----

ITALY -- (2.8%)
    Eni SpA...............................  94,489    1,543,660            0.3%
    Other Securities......................           12,825,306            2.7%
                                                   ------------           -----
TOTAL ITALY...............................           14,368,966            3.0%
                                                   ------------           -----

JAPAN -- (19.7%)
    Honda Motor Co., Ltd..................  64,100    1,729,788            0.4%
    Mitsubishi UFJ Financial Group, Inc... 306,500    1,414,440            0.3%
    NTT DOCOMO, Inc.......................  55,700    1,335,908            0.3%
    Sumitomo Mitsui Financial Group, Inc..  32,500      977,980            0.2%
    Other Securities......................           96,500,403           19.9%
                                                   ------------           -----
TOTAL JAPAN...............................          101,958,519           21.1%
                                                   ------------           -----

NETHERLANDS -- (2.4%)
    Akzo Nobel NV.........................  16,262    1,155,360            0.2%
    Koninklijke Ahold NV..................  50,822    1,106,610            0.2%
    Other Securities......................           10,006,673            2.1%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           12,268,643            2.5%
                                                   ------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................            2,387,492            0.5%
                                                   ------------           -----

NORWAY -- (0.9%)
    Other Securities......................            4,638,403            1.0%
                                                   ------------           -----

PORTUGAL -- (0.4%)
    Other Securities......................            1,885,846            0.4%
                                                   ------------           -----

SINGAPORE -- (1.2%)
    Other Securities......................            6,015,934            1.2%
                                                   ------------           -----

SPAIN -- (2.8%)
    Banco Bilbao Vizcaya Argentaria SA.... 184,054    1,264,784            0.3%
    Banco Santander SA.................... 369,581    1,876,850            0.4%
    Iberdrola SA.......................... 167,462    1,192,118            0.3%
    Other Securities......................           10,092,715            2.0%
                                                   ------------           -----
TOTAL SPAIN...............................           14,426,467            3.0%
                                                   ------------           -----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                        Shares     Value++    of Net Assets**
                                                        ------     -------    ---------------
SWEDEN -- (2.8%)
      Other Securities................................           $ 14,285,554            3.0%
                                                                 ------------          ------

SWITZERLAND -- (5.1%)
      ABB, Ltd........................................    70,846    1,499,829            0.3%
      Cie Financiere Richemont SA.....................    20,619    1,374,879            0.3%
      Swiss Re AG.....................................    10,643      945,934            0.2%
      Syngenta AG.....................................     3,528    1,415,310            0.3%
*     UBS Group AG....................................    60,036    1,036,822            0.2%
      Other Securities................................             20,205,628            4.2%
                                                                 ------------          ------
TOTAL SWITZERLAND.....................................             26,478,402            5.5%
                                                                 ------------          ------

UNITED KINGDOM -- (16.3%)
      BP P.L.C........................................   369,911    2,037,980            0.4%
      BP P.L.C. Sponsored ADR.........................    85,400    2,867,728            0.6%
      HSBC Holdings P.L.C. Sponsored ADR..............    66,777    2,225,677            0.5%
#     Lloyds Banking Group P.L.C. ADR.................   394,879    1,575,567            0.3%
      Rio Tinto P.L.C. Sponsored ADR..................    39,094    1,315,904            0.3%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    57,508    3,041,584            0.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    36,193    1,930,897            0.4%
      Vodafone Group P.L.C............................   678,719    2,186,722            0.5%
      Other Securities................................             67,342,136           13.9%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             84,524,195           17.5%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            473,570,569           98.1%
                                                                 ------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities................................                872,160            0.2%
                                                                 ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities................................                    411            0.0%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................                872,571            0.2%
                                                                 ------------          ------

RIGHTS/WARRANTS -- (0.0%)
GERMANY -- (0.0%)
      Other Securities................................                    244            0.0%
                                                                 ------------          ------

HONG KONG -- (0.0%)
      Other Securities................................                    722            0.0%
                                                                 ------------          ------

NORWAY -- (0.0%)
      Other Securities................................                     --            0.0%
                                                                 ------------          ------

SINGAPORE -- (0.0%)
      Other Securities................................                  3,070            0.0%
                                                                 ------------          ------

SWEDEN -- (0.0%)
      Other Securities................................                  2,939            0.0%
                                                                 ------------          ------
TOTAL RIGHTS/WARRANTS.................................                  6,975            0.0%
                                                                 ------------          ------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................. 3,677,197   42,545,174            8.8%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $532,657,418)...............................             $516,995,289          107.1%
                                                                 ============          ======

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    30,633 $ 31,244,449   --    $ 31,275,082
    Austria.....................          --    3,273,681   --       3,273,681
    Belgium.....................      70,561    6,518,259   --       6,588,820
    Canada......................  48,004,350        4,325   --      48,008,675
    China.......................          --       42,873   --          42,873
    Denmark.....................          --    7,204,483   --       7,204,483
    Finland.....................          --    8,445,362   --       8,445,362
    France......................     137,571   35,973,838   --      36,111,409
    Germany.....................     557,869   30,987,245   --      31,545,114
    Hong Kong...................      23,077   12,758,327   --      12,781,404
    Ireland.....................     616,521    1,909,653   --       2,526,174
    Israel......................     176,241    2,352,830   --       2,529,071
    Italy.......................     155,552   14,213,414   --      14,368,966
    Japan.......................     387,585  101,570,934   --     101,958,519
    Netherlands.................   1,231,019   11,037,624   --      12,268,643
    New Zealand.................          --    2,387,492   --       2,387,492
    Norway......................      95,115    4,543,288   --       4,638,403
    Portugal....................          --    1,885,846   --       1,885,846
    Singapore...................          --    6,015,934   --       6,015,934
    Spain.......................      62,226   14,364,241   --      14,426,467
    Sweden......................      16,038   14,269,516   --      14,285,554
    Switzerland.................   1,915,042   24,563,360   --      26,478,402
    United Kingdom..............  18,553,976   65,970,219   --      84,524,195
  Preferred Stocks
    Germany.....................          --      872,160   --         872,160
    United Kingdom..............          --          411   --             411
  Rights/Warrants
    Germany.....................          --          244   --             244
    Hong Kong...................          --          722   --             722
    Norway......................          --           --   --              --
    Singapore...................          --        3,070   --           3,070
    Sweden......................          --        2,939   --           2,939
  Securities Lending Collateral.          --   42,545,174   --      42,545,174
                                 ----------- ------------   --    ------------
  TOTAL......................... $72,033,376 $444,961,913   --    $516,995,289
                                 =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares     Value++    of Net Assets**
                                                             ------     -------    ---------------
COMMON STOCKS -- (92.6%)
BRAZIL -- (6.0%)
    BRF SA................................................    205,074 $  2,933,675            0.3%
    Cielo SA..............................................    280,659    2,733,756            0.3%
    Ultrapar Participacoes SA.............................    137,884    2,903,412            0.3%
    Other Securities......................................              56,448,932            5.5%
                                                                      ------------           -----
TOTAL BRAZIL..............................................              65,019,775            6.4%
                                                                      ------------           -----

CHILE -- (1.6%)
    Other Securities......................................              17,417,832            1.7%
                                                                      ------------           -----

CHINA -- (13.4%)
    Bank of China, Ltd. Class H........................... 10,683,356    4,325,630            0.4%
    China Construction Bank Corp. Class H................. 16,456,990   10,452,279            1.0%
    China Mobile, Ltd. Sponsored ADR......................    155,765    8,959,603            0.9%
    China Overseas Land & Investment, Ltd.................    814,000    2,583,852            0.3%
    CNOOC, Ltd. Sponsored ADR.............................     36,945    4,560,121            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H... 12,671,017    6,784,073            0.7%
    Ping An Insurance Group Co. of China, Ltd. Class H....    859,500    4,033,702            0.4%
    Tencent Holdings, Ltd.................................    658,300   13,395,294            1.3%
    Other Securities......................................              89,003,089            8.6%
                                                                      ------------           -----
TOTAL CHINA...............................................             144,097,643           14.1%
                                                                      ------------           -----

COLOMBIA -- (0.6%)
    Other Securities......................................               6,651,311            0.6%
                                                                      ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities......................................               2,204,428            0.2%
                                                                      ------------           -----

EGYPT -- (0.1%)
    Other Securities......................................               1,012,045            0.1%
                                                                      ------------           -----

GREECE -- (0.3%)
    Other Securities......................................               2,729,375            0.3%
                                                                      ------------           -----

HONG KONG -- (0.0%)
    Other Securities......................................                  47,831            0.0%
                                                                      ------------           -----

HUNGARY -- (0.3%)
    Other Securities......................................               3,037,253            0.3%
                                                                      ------------           -----

INDIA -- (10.7%)
    Axis Bank, Ltd........................................    350,868    2,485,998            0.3%
    HDFC Bank, Ltd........................................    198,696    3,358,781            0.3%
    Infosys, Ltd..........................................    492,849    8,951,712            0.9%
    Infosys, Ltd. Sponsored ADR...........................    127,060    2,388,728            0.3%
    Tata Consultancy Services, Ltd........................    141,624    5,417,494            0.5%
    Other Securities......................................              92,273,032            8.9%
                                                                      ------------           -----
TOTAL INDIA...............................................             114,875,745           11.2%
                                                                      ------------           -----

INDONESIA -- (3.4%)
    Bank Rakyat Indonesia Persero Tbk PT..................  3,411,900    2,666,350            0.3%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR.     51,126    2,728,595            0.3%
    Other Securities......................................              30,706,870            2.9%
                                                                      ------------           -----
TOTAL INDONESIA...........................................              36,101,815            3.5%
                                                                      ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------
MALAYSIA -- (3.9%)
#   Malayan Banking Bhd..................................... 1,221,507 $  2,788,715            0.3%
    Public Bank Bhd.........................................   624,370    2,986,635            0.3%
    Tenaga Nasional Bhd.....................................   684,700    2,515,224            0.3%
    Other Securities........................................             34,207,331            3.2%
                                                                       ------------           -----
TOTAL MALAYSIA..............................................             42,497,905            4.1%
                                                                       ------------           -----

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A............................. 1,608,203    3,024,848            0.3%
    America Movil S.A.B. de C.V. Series L................... 5,099,603    3,610,254            0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    43,290    4,035,061            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.........   632,043    3,593,589            0.4%
    Grupo Mexico S.A.B. de C.V. Series B.................... 1,644,499    4,182,781            0.4%
    Grupo Televisa S.A.B. Series CPO........................   839,383    4,893,451            0.5%
    Wal-Mart de Mexico S.A.B. de C.V........................ 1,221,226    3,018,168            0.3%
    Other Securities........................................             39,040,458            3.7%
                                                                       ------------           -----
TOTAL MEXICO................................................             65,398,610            6.4%
                                                                       ------------           -----

PERU -- (0.2%)
    Other Securities........................................              2,659,051            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................................             17,601,333            1.7%
                                                                       ------------           -----

POLAND -- (1.9%)
    Polski Koncern Naftowy Orlen SA.........................   153,992    2,777,318            0.3%
    Other Securities........................................             17,524,224            1.7%
                                                                       ------------           -----
TOTAL POLAND................................................             20,301,542            2.0%
                                                                       ------------           -----

RUSSIA -- (1.4%)
    Gazprom PAO Sponsored ADR...............................   741,734    3,854,034            0.4%
    Other Securities........................................             10,866,656            1.0%
                                                                       ------------           -----
TOTAL RUSSIA................................................             14,720,690            1.4%
                                                                       ------------           -----

SOUTH AFRICA -- (8.6%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...................   320,438    5,271,205            0.5%
    Bidvest Group, Ltd. (The)...............................   164,686    4,184,088            0.4%
    FirstRand, Ltd.......................................... 1,317,207    4,233,648            0.4%
#   Gold Fields, Ltd. Sponsored ADR.........................   558,141    2,623,263            0.3%
    Naspers, Ltd. Class N...................................    39,714    5,465,095            0.5%
    Sasol, Ltd. Sponsored ADR...............................   190,429    6,244,167            0.6%
#   Standard Bank Group, Ltd................................   370,245    3,324,926            0.3%
    Steinhoff International Holdings NV.....................   647,431    4,050,025            0.4%
    Woolworths Holdings, Ltd................................   396,806    2,555,151            0.3%
    Other Securities........................................             55,054,904            5.4%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................             93,006,472            9.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.0%)
    Hyundai Mobis Co., Ltd..................................    11,302    2,575,744            0.3%
    NAVER Corp..............................................     4,974    2,947,827            0.3%
    Samsung Electronics Co., Ltd............................    19,984   21,779,173            2.1%
    Samsung Electronics Co., Ltd. GDR.......................    16,921    9,239,845            0.9%
    Samsung Fire & Marine Insurance Co., Ltd................    10,006    2,579,378            0.3%
    SK Hynix, Inc...........................................   184,169    4,517,261            0.5%
    Other Securities........................................            107,439,691           10.4%
                                                                       ------------           -----
TOTAL SOUTH KOREA...........................................            151,078,919           14.8%
                                                                       ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                               Shares      Value++     of Net Assets**
                                                               ------      -------     ---------------
TAIWAN -- (13.2%)
#     Hon Hai Precision Industry Co., Ltd.................... 3,279,545 $    7,812,084            0.8%
      Taiwan Semiconductor Manufacturing Co., Ltd............ 2,070,214      9,511,325            1.0%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................   498,924     11,769,617            1.2%
      Other Securities.......................................              113,301,506           10.9%
                                                                        --------------          ------
TOTAL TAIWAN.................................................              142,394,532           13.9%
                                                                        --------------          ------

THAILAND -- (3.0%)
      PTT PCL................................................   366,900      3,193,175            0.3%
      Other Securities.......................................               29,081,713            2.8%
                                                                        --------------          ------
TOTAL THAILAND...............................................               32,274,888            3.1%
                                                                        --------------          ------

TURKEY -- (2.1%)
      Other Securities.......................................               22,048,889            2.2%
                                                                        --------------          ------
TOTAL COMMON STOCKS..........................................              997,177,884           97.4%
                                                                        --------------          ------

PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
      Itau Unibanco Holding SA...............................   670,179      6,405,113            0.6%
      Other Securities.......................................               15,642,665            1.6%
                                                                        --------------          ------
TOTAL BRAZIL.................................................               22,047,778            2.2%
                                                                        --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                  297,652            0.0%
                                                                        --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                  982,732            0.1%
                                                                        --------------          ------
TOTAL PREFERRED STOCKS.......................................               23,328,162            2.3%
                                                                        --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.......................................                    5,287            0.0%
                                                                        --------------          ------

POLAND -- (0.0%)
      Other Securities.......................................                       --            0.0%
                                                                        --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.......................................                   23,865            0.0%
                                                                        --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                   94,934            0.0%
                                                                        --------------          ------
TOTAL RIGHTS/WARRANTS........................................                  124,086            0.0%
                                                                        --------------          ------

BONDS -- (0.0%)
INDIA -- (0.0%)
      Other Securities.......................................                   57,757            0.0%
                                                                        --------------          ------
TOTAL INVESTMENT SECURITIES..................................            1,020,687,889
                                                                        --------------

                                                                           Value+
                                                                           ------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund......................... 4,848,607     56,098,383            5.5%
                                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,096,074,100)....................................             $1,076,786,272          105.2%
                                                                        ==============          ======

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                 Level 1      Level 2    Level 3     Total
                               ------------ ------------ ------- --------------
Common Stocks
  Brazil...................... $ 65,019,775           --   --    $   65,019,775
  Chile.......................    7,176,804 $ 10,241,028   --        17,417,832
  China.......................   17,030,210  127,067,433   --       144,097,643
  Colombia....................    6,648,615        2,696   --         6,651,311
  Czech Republic..............           --    2,204,428   --         2,204,428
  Egypt.......................           --    1,012,045   --         1,012,045
  Greece......................           --    2,729,375   --         2,729,375
  Hong Kong...................           --       47,831   --            47,831
  Hungary.....................           --    3,037,253   --         3,037,253
  India.......................    3,489,570  111,386,175   --       114,875,745
  Indonesia...................    2,789,496   33,312,319   --        36,101,815
  Malaysia....................           --   42,497,905   --        42,497,905
  Mexico......................   65,398,602            8   --        65,398,610
  Peru........................    2,659,051           --   --         2,659,051
  Philippines.................      418,594   17,182,739   --        17,601,333
  Poland......................           --   20,301,542   --        20,301,542
  Russia......................      641,815   14,078,875   --        14,720,690
  South Africa................   16,232,990   76,773,482   --        93,006,472
  South Korea.................    5,810,106  145,268,813   --       151,078,919
  Taiwan......................   14,559,792  127,834,740   --       142,394,532
  Thailand....................   32,241,544       33,344   --        32,274,888
  Turkey......................      267,278   21,781,611   --        22,048,889
Preferred Stocks
  Brazil......................   22,047,778           --   --        22,047,778
  Chile.......................           --      297,652   --           297,652
  Colombia....................      982,732           --   --           982,732
Rights/Warrants
  Brazil......................           --        5,287   --             5,287
  Poland......................           --           --   --                --
  South Korea.................           --       23,865   --            23,865
  Thailand....................           --       94,934   --            94,934
Bonds
  India.......................           --       57,757   --            57,757
Securities Lending Collateral.           --   56,098,383   --        56,098,383
                               ------------ ------------   --    --------------
TOTAL......................... $263,414,752 $813,371,520   --    $1,076,786,272
                               ============ ============   ==    ==============

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               U.S.      International
                                                                             U.S. Social  Sustainability Sustainability
                                                                            Core Equity 2     Core 1         Core 1
                                                                             Portfolio*     Portfolio*     Portfolio*
                                                                            ------------- -------------- --------------
ASSETS:
Investments at Value (including $95,705, $93,498 and $30,824 of securities
 on loan, respectively).................................................... $    585,332   $    640,210   $    423,654
Temporary Cash Investments at Value & Cost.................................          566          5,028             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...       71,605         73,963         33,654
Foreign Currencies at Value................................................           --             --            567
Cash.......................................................................           --             --          3,088
Receivables:
  Investment Securities Sold...............................................          206             --            135
  Dividends, Interest and Tax Reclaims.....................................          504            551          2,188
  Securities Lending Income................................................           42             30             77
  Fund Shares Sold.........................................................       15,249            719            149
Unrealized Gain on Foreign Currency Contracts..............................           --             --             92
Prepaid Expenses and Other Assets..........................................           13             24             25
                                                                            ------------   ------------   ------------
     Total Assets..........................................................      673,517        720,525        463,629
                                                                            ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................       71,605         73,963         33,654
  Investment Securities Purchased..........................................        1,400          3,689          2,465
  Fund Shares Redeemed.....................................................           59             76             36
  Due to Advisor...........................................................          120            115            123
Accrued Expenses and Other Liabilities.....................................           59             29             58
                                                                            ------------   ------------   ------------
     Total Liabilities.....................................................       73,243         77,872         36,336
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    600,274   $    642,653   $    427,293
                                                                            ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)....................................   48,570,240     39,647,153     47,935,463
                                                                            ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..................................................................... $      12.36   $      16.21   $       8.91
                                                                            ============   ============   ============
Investments at Cost........................................................ $    466,471   $    510,577   $    401,243
                                                                            ============   ============   ============
Foreign Currencies at Cost................................................. $         --   $         --   $        551
                                                                            ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................ $    478,688   $    511,905   $    422,719
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................          710            711          2,607
Accumulated Net Realized Gain (Loss).......................................        2,015            404        (20,510)
Net Unrealized Foreign Exchange Gain (Loss)................................           --             --             50
Net Unrealized Appreciation (Depreciation).................................      118,861        129,633         22,427
                                                                            ------------   ------------   ------------
NET ASSETS................................................................. $    600,274   $    642,653   $    427,293
                                                                            ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED............................................  300,000,000    300,000,000    300,000,000
                                                                            ============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                   DFA
                                                                              International International    Emerging
                                                                                Value ex     Social Core  Markets Social
                                                                                 Tobacco       Equity      Core Equity
                                                                                Portfolio    Portfolio*     Portfolio*
                                                                              ------------- ------------- --------------
ASSETS:
Investments at Value (including $2,770, $38,821 and $87,061 of securities on
 loan, respectively)......................................................... $     66,017  $    474,450   $  1,020,688
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.....        2,913        42,545         56,098
Foreign Currencies at Value..................................................          163           376          1,056
Cash.........................................................................          387         3,247              2
Receivables:
  Investment Securities Sold.................................................           20           247          2,823
  Dividends, Interest and Tax Reclaims.......................................          315         2,357          1,324
  Securities Lending Income..................................................           11           103            235
  Fund Shares Sold...........................................................           --         3,143             53
Unrealized Gain on Foreign Currency Contracts................................           --            37              1
Prepaid Expenses and Other Assets............................................           12            13             48
                                                                              ------------  ------------   ------------
     Total Assets............................................................       69,838       526,518      1,082,328
                                                                              ------------  ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        2,913        42,545         56,098
  Investment Securities Purchased............................................           --         1,030             --
  Fund Shares Redeemed.......................................................           --            18            854
  Due to Advisor.............................................................           24           141            462
  Line of Credit.............................................................           --            --          1,511
Unrealized Loss on Foreign Currency Contracts................................           --            --              5
Accrued Expenses and Other Liabilities.......................................           21            67            280
                                                                              ------------  ------------   ------------
     Total Liabilities.......................................................        2,958        43,801         59,210
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     66,880  $    482,717   $  1,023,118
                                                                              ============  ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    8,553,790    43,364,243     94,243,931
                                                                              ============  ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $       7.82  $      11.13   $      10.86
                                                                              ============  ============   ============
Investments at Cost.......................................................... $     71,528  $    490,112   $  1,039,976
                                                                              ============  ============   ============
Foreign Currencies at Cost................................................... $        162  $        374   $      1,067
                                                                              ============  ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $     75,039  $    499,568   $  1,100,255
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          451         2,941            808
Accumulated Net Realized Gain (Loss).........................................       (3,111)       (4,205)       (58,663)
Net Unrealized Foreign Exchange Gain (Loss)..................................           11            73             17
Net Unrealized Appreciation (Depreciation)...................................       (5,510)      (15,660)       (19,299)
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $     66,880  $    482,717   $  1,023,118
                                                                              ============  ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  300,000,000   100,000,000    500,000,000
                                                                              ============  ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 U.S.      International
                                                                               U.S. Social  Sustainability Sustainability
                                                                              Core Equity 2     Core 1         Core 1
                                                                                Portfolio     Portfolio      Portfolio
                                                                              ------------- -------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1, $1 and $568, respectively).   $  5,928       $ 5,671        $  5,781
  Income from Securities Lending.............................................        247           171             258
                                                                                --------       -------        --------
     Total Investment Income.................................................      6,175         5,842           6,039
                                                                                --------       -------        --------
Expenses
  Investment Management Fees.................................................        709           817             813
  Accounting & Transfer Agent Fees...........................................         18            17              18
  Custodian Fees.............................................................          8             9              53
  Filing Fees................................................................         16            17              17
  Shareholders' Reports......................................................         10            10               7
  Directors'/Trustees' Fees & Expenses.......................................          2             2               2
  Professional Fees..........................................................          5             5               4
  Other......................................................................         27            12              17
                                                                                --------       -------        --------
     Total Expenses..........................................................        795           889             931
                                                                                --------       -------        --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................         --           (68)            (38)
  Fees Paid Indirectly (Note C)..............................................         --            --              (1)
                                                                                --------       -------        --------
  Net Expenses...............................................................        795           821             892
                                                                                --------       -------        --------
  Net Investment Income (Loss)...............................................      5,380         5,021           5,147
                                                                                --------       -------        --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................      2,048           446         (17,253)
    Foreign Currency Transactions............................................         --            --             (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (12,276)       (6,498)          6,883
    Translation of Foreign Currency Denominated Amounts......................         --            --              63
                                                                                --------       -------        --------
  Net Realized and Unrealized Gain (Loss)....................................    (10,228)       (6,052)        (10,334)
                                                                                --------       -------        --------
Net Increase (Decrease) in Net Assets Resulting from Operations..............   $ (4,848)      $(1,031)       $ (5,187)
                                                                                ========       =======        ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                      DFA                     Emerging
                                                                                 International International   Markets
                                                                                   Value ex     Social Core  Social Core
                                                                                    Tobacco       Equity       Equity
                                                                                   Portfolio     Portfolio    Portfolio
                                                                                 ------------- ------------- -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $96, $559 and $997, respectively).    $ 1,058       $ 6,371     $  8,473
  Interest......................................................................         --            --            2
  Income from Securities Lending................................................         --           338        1,151
                                                                                    -------       -------     --------
     Total Investment Income....................................................      1,058         6,709        9,626
                                                                                    -------       -------     --------
Expenses
  Investment Management Fees....................................................        142           791        2,593
  Accounting & Transfer Agent Fees..............................................          8            19           33
  Custodian Fees................................................................         10            70          283
  Filing Fees...................................................................          8            16           30
  Shareholders' Reports.........................................................          1             8           14
  Directors'/Trustees' Fees & Expenses..........................................         --             2            4
  Professional Fees.............................................................          1             4           31
  Other.........................................................................         12            32           46
                                                                                    -------       -------     --------
     Total Expenses.............................................................        182           942        3,034
                                                                                    -------       -------     --------
  Fees Paid Indirectly (Note C).................................................         --            --           (3)
                                                                                    -------       -------     --------
  Net Expenses..................................................................        182           942        3,031
                                                                                    -------       -------     --------
  Net Investment Income (Loss)..................................................        876         5,767        6,595
                                                                                    -------       -------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................................     (3,042)       (2,019)     (25,960)
    Futures.....................................................................         --            --          (61)
    Foreign Currency Transactions...............................................          7            34           10
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................       (831)         (403)      50,572
    Translation of Foreign Currency Denominated Amounts.........................         12            78           67
                                                                                    -------       -------     --------
  Net Realized and Unrealized Gain (Loss).......................................     (3,854)       (2,310)      24,628
                                                                                    -------       -------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................    $(2,978)      $ 3,457     $ 31,223
                                                                                    =======       =======     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0 and $2, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                U.S. Social Core Equity 2 U.S. Sustainability Core 1 International Sustainability
                                                      Portfolio                 Portfolio              Core 1 Portfolio
                                                ------------------------  -------------------------  ---------------------------
                                                Six Months       Year     Six Months       Year      Six Months        Year
                                                   Ended        Ended        Ended        Ended         Ended         Ended
                                                 April 30,     Oct. 31,    April 30,     Oct. 31,     April 30,      Oct. 31,
                                                   2016          2015        2016          2015         2016           2015
                                                -----------   ---------   -----------    --------    -----------     --------
                                                (Unaudited)               (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  5,380     $   9,042    $  5,021      $  7,494     $  5,147       $  9,089
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     2,048        11,312         446         5,908      (17,253)        (2,212)
    Futures....................................        --          (386)         --            --           --             --
    Foreign Currency Transactions..............        --            --          --            --          (27)           (92)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   (12,276)      (18,252)     (6,498)         (435)       6,883        (10,463)
    Translation of Foreign Currency
     Denominated Amounts.......................        --            --          --            --           63              2
                                                 --------     ---------    --------       --------    --------        --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    (4,848)        1,716      (1,031)       12,967       (5,187)        (3,676)
                                                 --------     ---------    --------       --------    --------        --------
Distributions From:
  Net Investment Income........................    (5,615)       (8,427)     (5,185)       (7,071)      (3,573)        (8,692)
  Net Short-Term Gains.........................        --          (288)         --            --           --             --
  Net Long-Term Gains..........................   (10,434)       (9,855)     (5,718)       (5,862)          --             --
                                                 --------     ---------    --------       --------    --------        --------
     Total Distributions.......................   (16,049)      (18,570)    (10,903)      (12,933)      (3,573)        (8,692)
                                                 --------     ---------    --------       --------    --------        --------
Capital Share Transactions (1):
  Shares Issued................................    82,049       196,080     152,421       177,630      126,915        156,794
  Shares Issued in Lieu of Cash
   Distributions...............................    14,856        17,132      10,653        12,691        3,164          7,447
  Shares Redeemed..............................   (82,257)     (100,201)    (49,094)      (76,295)     (95,075)       (78,671)
                                                 --------     ---------    --------       --------    --------        --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    14,648       113,011     113,980       114,026       35,004         85,570
                                                 --------     ---------    --------       --------    --------        --------
     Total Increase (Decrease) in Net
      Assets...................................    (6,249)       96,157     102,046       114,060       26,244         73,202
Net Assets
  Beginning of Period..........................   606,523       510,366     540,607       426,547      401,049        327,847
                                                 --------     ---------    --------       --------    --------        --------
  End of Period................................  $600,274     $ 606,523    $642,653      $540,607     $427,293       $401,049
                                                 ========     =========    ========       ========    ========        ========
(1) Shares Issued and Redeemed:
  Shares Issued................................     6,860        15,028       9,654        10,652       14,744         16,882
  Shares Issued in Lieu of Cash
   Distributions...............................     1,211         1,364         656           787          358            794
  Shares Redeemed..............................    (6,924)       (7,693)     (3,123)       (4,632)     (11,041)        (8,450)
                                                 --------     ---------    --------       --------    --------        --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,147         8,699       7,187         6,807        4,061          9,226
                                                 ========     =========    ========       ========    ========        ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    710     $     945    $    711      $    875     $  2,607       $  1,033

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                DFA International Value ex International Social Core Emerging Markets Social
                                                 Tobacco Portfolio           Equity Portfolio        Core Equity Portfolio
                                                -------------------------  ------------------------  ---------------------
                                                Six Months       Year      Six Months      Year      Six Months      Year
                                                   Ended        Ended         Ended       Ended         Ended       Ended
                                                 April 30,     Oct. 31,     April 30,    Oct. 31,     April 30,    Oct. 31,
                                                   2016          2015         2016         2015         2016         2015
                                                -----------    --------    -----------   --------    -----------  ---------
                                                (Unaudited)                (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................   $   876      $ 2,151      $  5,767     $  9,776    $    6,595   $  19,631
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    (3,042)         413        (2,019)      (2,181)      (25,960)    (21,990)
    Futures....................................        --           --            --           --           (61)        116
    Foreign Currency Transactions..............         7          (60)           34         (103)           10        (479)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      (831)      (6,913)         (403)     (12,421)       50,572    (150,423)
    Translation of Foreign Currency
     Denominated Amounts.......................        12            4            78           11            67         (84)
                                                  -------      -------      --------      --------   ----------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    (2,978)      (4,405)        3,457       (4,918)       31,223    (153,229)
                                                  -------      -------      --------      --------   ----------   ---------
Distributions From:
  Net Investment Income........................      (719)      (1,965)       (4,124)      (9,093)       (7,739)    (19,669)
  Net Short-Term Gains.........................        --          (89)           --           --            --          --
  Net Long-Term Gains..........................      (403)        (570)           --       (1,448)           --          --
                                                  -------      -------      --------      --------   ----------   ---------
     Total Distributions.......................    (1,122)      (2,624)       (4,124)     (10,541)       (7,739)    (19,669)
                                                  -------      -------      --------      --------   ----------   ---------
Capital Share Transactions (1):
  Shares Issued................................     5,778        1,042        81,174      177,472       191,591     409,275
  Shares Issued in Lieu of Cash
   Distributions...............................     1,122        2,624         3,775        9,767         6,861      17,378
  Shares Redeemed..............................    (3,907)        (144)      (25,963)     (54,154)     (158,764)   (197,205)
                                                  -------      -------      --------      --------   ----------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     2,993        3,522        58,986      133,085        39,688     229,448
                                                  -------      -------      --------      --------   ----------   ---------
     Total Increase (Decrease) in Net
      Assets...................................    (1,107)      (3,507)       58,319      117,626        63,172      56,550
Net Assets
  Beginning of Period..........................    67,987       71,494       424,398      306,772       959,946     903,396
                                                  -------      -------      --------      --------   ----------   ---------
  End of Period................................   $66,880      $67,987      $482,717     $424,398    $1,023,118   $ 959,946
                                                  =======      =======      ========      ========   ==========   =========
(1) Shares Issued and Redeemed:
  Shares Issued................................       722          125         7,705       15,530        19,585      35,717
  Shares Issued in Lieu of Cash
   Distributions...............................       145          299           348          854           669       1,586
  Shares Redeemed..............................      (509)         (17)       (2,482)      (4,677)      (16,203)    (17,688)
                                                  -------      -------      --------      --------   ----------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       358          407         5,571       11,707         4,051      19,615
                                                  =======      =======      ========      ========   ==========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................   $   451      $   294      $  2,941     $  1,298    $      808   $   1,952

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Social Core Equity 2 Portfolio
                                                   ---------------------------------------------------------------
                                                    Six Months      Year      Year      Year      Year      Year
                                                       Ended       Ended     Ended     Ended     Ended     Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                       2016         2015      2014      2013      2012      2011
--------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period..............  $  12.79      $  13.18  $  12.10  $   9.31  $   8.32  $   7.83
                                                    --------      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.11          0.21      0.19      0.18      0.14      0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.20)        (0.15)     1.29      2.87      0.98      0.48
                                                    --------      --------  --------  --------  --------  --------
   Total from Investment Operations...............     (0.09)         0.06      1.48      3.05      1.12      0.59
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.12)        (0.20)    (0.17)    (0.17)    (0.13)    (0.10)
  Net Realized Gains..............................     (0.22)        (0.25)    (0.23)    (0.09)       --        --
                                                    --------      --------  --------  --------  --------  --------
   Total Distributions............................     (0.34)        (0.45)    (0.40)    (0.26)    (0.13)    (0.10)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.36      $  12.79  $  13.18  $  12.10  $   9.31  $   8.32
=================================================  ===========    ========  ========  ========  ========  ========
Total Return......................................     (0.67)%(C)     0.52%    12.50%    33.47%    13.63%     7.57%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $600,274      $606,523  $510,366  $411,025  $268,734  $189,172
Ratio of Expenses to Average Net Assets...........      0.28%(D)      0.29%     0.28%     0.30%     0.33%     0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................      0.28%(D)      0.29%     0.28%     0.30%     0.33%     0.35%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.90%(D)      1.60%     1.47%     1.64%     1.60%     1.28%
Portfolio Turnover Rate...........................         8%(C)        16%       11%       12%       13%       12%
--------------------------------------------------------------------------------------------------------------------

                                                                 U.S. Sustainability Core 1 Portfolio
                                                   ---------------------------------------------------------------
                                                    Six Months      Year      Year      Year      Year      Year
                                                       Ended       Ended     Ended     Ended     Ended     Ended
                                                     April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                       2016         2015      2014      2013      2012      2011
-------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period..............  $  16.65      $  16.63  $  14.81  $  11.43  $  10.13  $   9.57
                                                    --------      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.14          0.26      0.23      0.21      0.18      0.14
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.26)         0.23      1.91      3.44      1.29      0.56
                                                    --------      --------  --------  --------  --------  --------
   Total from Investment Operations...............     (0.12)         0.49      2.14      3.65      1.47      0.70
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.15)        (0.25)    (0.21)    (0.22)    (0.17)    (0.14)
  Net Realized Gains..............................     (0.17)        (0.22)    (0.11)    (0.05)       --        --
                                                    --------      --------  --------  --------  --------  --------
   Total Distributions............................     (0.32)        (0.47)    (0.32)    (0.27)    (0.17)    (0.14)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  16.21      $  16.65  $  16.63  $  14.81  $  11.43  $  10.13
=================================================  ===========    ========  ========  ========  ========  ========
Total Return......................................     (0.74)%(C)     3.08%    14.66%    32.40%    14.60%     7.31%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $642,653      $540,607  $426,547  $297,661  $195,179  $148,066
Ratio of Expenses to Average Net Assets...........      0.29%(D)      0.32%     0.32%     0.33%     0.37%     0.37%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................      0.32%(D)      0.32%     0.32%     0.33%     0.35%     0.35%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.78%(D)      1.56%     1.44%     1.61%     1.63%     1.39%
Portfolio Turnover Rate...........................        15%(C)        11%        7%        2%        9%       14%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               International Sustainability Core 1 Portfolio
                                                    -----------------------------------------------------------------
                                                     Six Months       Year       Year      Year      Year       Year
                                                        Ended        Ended      Ended     Ended     Ended      Ended
                                                      April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                        2016          2015       2014      2013      2012       2011
------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $   9.14      $   9.46   $   9.79   $   7.89  $   7.73  $   8.39
                                                     --------      --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.11          0.23       0.30       0.23      0.23      0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (0.26)        (0.33)     (0.33)      1.90      0.15     (0.66)
                                                     --------      --------   --------   --------  --------  --------
   Total from Investment Operations................     (0.15)        (0.10)     (0.03)      2.13      0.38     (0.43)
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.08)        (0.22)     (0.28)     (0.23)    (0.21)    (0.23)
  Net Realized Gains...............................        --            --      (0.02)        --     (0.01)       --
                                                     --------      --------   --------   --------  --------  --------
   Total Distributions.............................     (0.08)        (0.22)     (0.30)     (0.23)    (0.22)    (0.23)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $   8.91      $   9.14   $   9.46   $   9.79  $   7.89  $   7.73
=================================================== ===========    ========   ========   ========  ========  ========
Total Return.......................................     (1.64)%(C)    (1.09)%    (0.43)%    27.38%     5.18%    (5.41)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $427,293      $401,049   $327,847   $206,602  $145,055  $116,447
Ratio of Expenses to Average Net Assets............      0.46%(D)      0.48%      0.49%      0.52%     0.57%     0.57%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................      0.48%(D)      0.48%      0.49%      0.50%     0.56%     0.54%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.66%(D)      2.46%      2.98%      2.57%     2.96%     2.66%
Portfolio Turnover Rate............................        19%(C)         8%         3%         2%       11%       13%
------------------------------------------------------------------------------------------------------------------------

                                                             DFA International Value ex Tobacco Portfolio
                                                    ------------------------------------------------------------
                                                    Six Months       Year      Year      Year     Year     Year
                                                       Ended        Ended     Ended     Ended    Ended    Ended
                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                       2016          2015      2014      2013     2012     2011
------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $  8.30      $  9.18   $  9.69   $  7.82  $  7.89  $  8.87
                                                      -------      -------   -------   -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.10         0.27      0.38      0.24     0.26     0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (0.44)       (0.82)    (0.46)     1.89    (0.08)   (0.99)
                                                      -------      -------   -------   -------  -------  -------
   Total from Investment Operations................     (0.34)       (0.55)    (0.08)     2.13     0.18    (0.72)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.09)       (0.25)    (0.38)    (0.26)   (0.25)   (0.26)
  Net Realized Gains...............................     (0.05)       (0.08)    (0.05)       --       --       --
                                                      -------      -------   -------   -------  -------  -------
   Total Distributions.............................     (0.14)       (0.33)    (0.43)    (0.26)   (0.25)   (0.26)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................   $  7.82      $  8.30   $  9.18   $  9.69  $  7.82  $  7.89
=================================================== ===========    ========  ========  ======== ======== ========
Total Return.......................................     (4.14)%(C)   (6.12)%   (1.05)%   27.77%    2.61%   (8.37)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............   $66,880      $67,987   $71,494   $77,688  $59,092  $52,927
Ratio of Expenses to Average Net Assets............      0.58%(D)     0.57%     0.55%     0.60%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................      0.58%(D)     0.57%     0.54%     0.56%    0.62%    0.61%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.77%(D)     3.03%     3.94%     2.75%    3.43%    2.99%
Portfolio Turnover Rate............................        15%(C)       20%       23%       16%      16%      21%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        International Social Core Equity Portfolio
                                                                   ---------------------------------------------
                                                                                                           Period
                                                                   Six Months       Year       Year       Nov. 1,
                                                                      Ended        Ended      Ended      2012(a) to
                                                                    April 30,     Oct. 31,   Oct. 31,     Oct. 31,
                                                                      2016          2015       2014         2013
------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  11.23     $  11.76   $  12.30    $  10.00
                                                                    --------     --------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.14         0.30       0.35        0.27
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.14)       (0.50)     (0.50)       2.27
                                                                    --------     --------   --------    --------
   Total from Investment Operations...............................        --        (0.20)     (0.15)       2.54
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.10)       (0.28)     (0.35)      (0.24)
  Net Realized Gains..............................................        --        (0.05)     (0.04)         --
                                                                    --------     --------   --------    --------
   Total Distributions............................................     (0.10)       (0.33)     (0.39)      (0.24)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.13     $  11.23   $  11.76    $  12.30
================================================================== ===========   ========   ========   ==========
Total Return......................................................      0.05%(C)    (1.67)%    (1.40)%     25.81%(C)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $482,717     $424,398   $306,772    $148,856
Ratio of Expenses to Average Net Assets...........................      0.44%(D)     0.46%      0.53%       0.60%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................      0.44%(D)     0.46%      0.50%       0.68%(B)(D)
Ratio of Net Investment Income to Average Net Assets..............      2.70%(D)     2.58%      2.78%       2.44%(B)(D)
Portfolio Turnover Rate...........................................         4%(C)        7%         5%         14%(C)
------------------------------------------------------------------------------------------------------------------------

                                                                             Emerging Markets Social Core Equity Portfolio
                                                                   -------------------------------------------------------

                                                                    Six Months       Year      Year      Year      Year
                                                                       Ended        Ended     Ended     Ended     Ended
                                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                       2016          2015      2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period.............................. $    10.64     $  12.80   $  12.92  $  12.55  $  12.33
                                                                   ----------     --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.07         0.24       0.26      0.24      0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.23        (2.16)     (0.13)     0.72      0.17
                                                                   ----------     --------   --------  --------  --------
   Total from Investment Operations...............................       0.30        (1.92)      0.13      0.96      0.41
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.08)       (0.24)     (0.25)    (0.23)    (0.19)
  Net Realized Gains..............................................         --           --         --     (0.36)       --
                                                                   ----------     --------   --------  --------  --------
   Total Distributions............................................      (0.08)       (0.24)     (0.25)    (0.59)    (0.19)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    10.86     $  10.64   $  12.80  $  12.92  $  12.55
================================================================== ===========    ========   ========  ========  ========
Total Return......................................................       2.90%(C)   (15.07)%     0.98%     7.74%     3.41%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $1,023,118     $959,946   $903,396  $764,187  $457,311
Ratio of Expenses to Average Net Assets...........................       0.64%(D)     0.65%      0.63%     0.66%     0.75%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................       0.64%(D)     0.65%      0.63%     0.66%     0.75%
Ratio of Net Investment Income to Average Net Assets..............       1.40%(D)     2.02%      2.04%     1.94%     1.92%
Portfolio Turnover Rate...........................................          6%(C)       11%        10%        2%       44%
---------------------------------------------------------------------------------------------------------------------------

                                                                   ---------

                                                                      Year
                                                                     Ended
                                                                    Oct. 31,
                                                                      2011
-----------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............................. $  14.80
                                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)......    (1.85)
                                                                   --------
   Total from Investment Operations...............................    (1.57)
-----------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.30)
  Net Realized Gains..............................................    (0.60)
                                                                   --------
   Total Distributions............................................    (0.90)
-----------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $  12.33
================================================================== ========
Total Return......................................................   (11.29)%
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $435,565
Ratio of Expenses to Average Net Assets...........................     0.70%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.71%
Ratio of Net Investment Income to Average Net Assets..............     1.99%
Portfolio Turnover Rate...........................................       28%
-----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers ninety-five operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining eighty-nine portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, DFA International Value ex Tobacco Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $74,680 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap

Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Social Core Equity 2 Portfolio........... 0.25%
              U.S. Sustainability Core 1 Portfolio.......... 0.29%
              International Sustainability Core 1 Portfolio. 0.42%
              DFA International Value ex Tobacco Portfolio.. 0.45%
              International Social Core Equity Portfolio.... 0.37%
              Emerging Markets Social Core Equity Portfolio. 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios described below will remain in effect through February 28, 2017, and may only be terminated by the

Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor, as reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                 Previously
                                                                 Recovery       Waived Fees/
                                                   Expense    of Previously   Expenses Assumed
                                                  Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                          Amount   Expenses Assumed     Recovery
--------------------------                        ---------- ---------------- -----------------
U.S. Social Core Equity 2 Portfolio(1)...........    0.60%          --                --
U.S. Sustainability Core 1 Portfolio(2)..........    0.25%          --               $68
International Sustainability Core 1 Portfolio(2).    0.42%          --                38
DFA International Value ex Tobacco Portfolio(3)..    0.60%          --                --
International Social Core Equity Portfolio(2)....    0.60%          --                --
Emerging Markets Social Core Equity Portfolio(2).    0.85%          --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the U.S. Social Core Equity 2 Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified above. Prior to February 29, 2016, the Expense Limitation Amounts for the U.S. Sustainability Core 1 Portfolio and International Sustainability Portfolio were 0.37% and 0.57%, respectively.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           International Sustainability Core 1 Portfolio.    $ 1
           DFA International Value ex Tobacco Portfolio..     --
           Emerging Markets Social Core Equity Portfolio.      3

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               U.S. Social Core Equity 2 Portfolio........... $ 8
               U.S. Sustainability Core 1 Portfolio..........   7
               International Sustainability Core 1 Portfolio.   6
               DFA International Value ex Tobacco Portfolio..   3
               International Social Core Equity Portfolio....   2
               Emerging Markets Social Core Equity Portfolio.  23

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                       Purchases  Sales
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio........... $ 47,224  $52,826
        U.S. Sustainability Core 1 Portfolio..........  195,799   86,379
        International Sustainability Core 1 Portfolio.  112,253   74,442
        DFA International Value ex Tobacco Portfolio..   11,554    9,328
        International Social Core Equity Portfolio....   73,508   16,204
        Emerging Markets Social Core Equity Portfolio.   93,886   53,964

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........      $785          $  (292)        $(493)
U.S. Sustainability Core 1 Portfolio..........       440             (206)         (234)
International Sustainability Core 1 Portfolio.       134             (226)           92
DFA International Value ex Tobacco Portfolio..        --              (57)           57
International Social Core Equity Portfolio....       201             (303)          102
Emerging Markets Social Core Equity Portfolio.       787           (1,190)          403

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                               Net Investment
                                                 Income and                  Tax
                                                 Short-Term     Long-Term   Exempt
                                               Capital Gains  Capital Gains Income  Total
                                               -------------- ------------- ------ -------
U.S. Social Core Equity 2 Portfolio
2014..........................................    $ 6,640        $7,238       --   $13,878
2015..........................................      8,715         9,855       --    18,570
U.S. Sustainability Core 1 Portfolio
2014..........................................      4,853         2,133       --     6,986
2015..........................................      7,071         5,861       --    12,932
International Sustainability Core 1 Portfolio
2014..........................................      7,784           454       --     8,238
2015..........................................      8,692            --       --     8,692
DFA International Value ex Tobacco Portfolio
2014..........................................      2,984           380       --     3,364
2015..........................................      2,054           570       --     2,624
International Social Core Equity Portfolio
2014..........................................      5,742            12       --     5,754
2015..........................................      9,094         1,447       --    10,541
Emerging Markets Social Core Equity Portfolio
2014..........................................     16,053            --       --    16,053
2015..........................................     19,669            --       --    19,669

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- -----
U.S. Social Core Equity 2 Portfolio...........      $357          $428      $785
U.S. Sustainability Core 1 Portfolio..........       246           194       440
International Sustainability Core 1 Portfolio.       134            --       134
International Social Core Equity Portfolio....       201            --       201
Emerging Markets Social Core Equity Portfolio.       787            --       787

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                               Undistributed                                               Total Net
                                               Net Investment                                            Distributable
                                                 Income and   Undistributed                 Unrealized     Earnings
                                                 Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                               Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                               -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio...........     $  952        $10,434            --       $131,104      $ 142,490
U.S. Sustainability Core 1 Portfolio..........        881          5,718            --        136,088        142,687
International Sustainability Core 1 Portfolio.      1,133             --      $ (2,716)        14,922         13,339
DFA International Value ex Tobacco Portfolio..        328            403            --         (4,790)        (4,059)
International Social Core Equity Portfolio....      1,382             --        (2,096)       (15,468)       (16,182)
Emerging Markets Social Core Equity
  Portfolio...................................      3,427             --       (31,963)       (72,064)      (100,600)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                       Unlimited  Total
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $ 2,716  $ 2,716
        DFA International Value ex Tobacco Portfolio..       --       --
        International Social Core Equity Portfolio....    2,096    2,096
        Emerging Markets Social Core Equity Portfolio.   31,964   31,964

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                                Federal    Unrealized   Unrealized   Appreciation
                                                Tax Cost  Appreciation Depreciation (Depreciation)
                                               ---------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $  538,675   $149,338    $ (30,510)     $118,828
U.S. Sustainability Core 1 Portfolio..........    589,611    136,666       (7,076)      129,590
International Sustainability Core 1 Portfolio.    435,506     55,797      (33,995)       21,802
DFA International Value ex Tobacco Portfolio..     74,548      4,967      (10,585)       (5,618)
International Social Core Equity Portfolio....    532,864     44,884      (60,753)      (15,869)
Emerging Markets Social Core Equity Portfolio.  1,098,216    139,981     (161,411)      (21,430)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

   At April 30, 2016, the Portfolios had no outstanding futures contracts.

   The following is a summary of the location on the Emerging Markets Social Core Equity Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended April 30, 2016:

           Derivative Type   Location of Gain (Loss) on Derivatives
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures

   The following is a summary of the location of realized and change in unrealized gains and losses from the Emerging Markets Social Core Equity Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                         Realized Gain
                                                           (Loss) on
                                                          Derivatives
                                                        --------------
                                                               Equity
                                                        Total Contracts
                                                        ----- ---------
        Emerging Markets Social Core Equity Portfolio*. $(61)   $(61)

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                 Weighted      Weighted    Number of   Interest Maximum Amount
                                                  Average      Average        Days     Expense  Borrowed During
                                               Interest Rate Loan Balance Outstanding* Incurred   The Period
                                               ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...........     1.04%        $2,254         21        $ 1        $11,480
International Sustainability Core 1 Portfolio.     1.05%         1,974         31          2          9,221
DFA International Value ex Tobacco Portfolio..     1.04%           900          9         --          3,094
International Social Core Equity Portfolio....     1.10%         1,090         16          1          2,942
Emerging Markets Social Core Equity Portfolio.     1.08%         4,709         23          3         10,975

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   At April 30, 2016, Emerging Markets Social Core Equity Portfolio had loans outstanding in the amount of $1,509 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    Realized
  Portfolio                                      Purchases  Sales  Gain (Loss)
  ---------                                      --------- ------- -----------
  U.S. Social Core Equity 2 Portfolio...........  $3,440   $ 2,934   $ (182)
  U.S. Sustainability Core 1 Portfolio..........   5,532    19,934    1,103
  International Sustainability Core 1 Portfolio.      --       155     (202)

J. Securities Lending:

   As of April 30, 2016, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                            Market
                                                            Value
                                                            -------
             U.S. Social Core Equity 2 Portfolio........... $26,370
             U.S. Sustainability Core 1 Portfolio..........  21,886
             International Sustainability Core 1 Portfolio.     521
             International Social Core Equity Portfolio....     491
             Emerging Markets Social Core Equity Portfolio.  37,072

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                               Remaining Contractual Maturity of the Agreements
                                                             As of April 30, 2016
                                               -------------------------------------------------
                                               Overnight and <30    Between    >90
                                                Continuous   days 30 & 90 days days    Total
                                               ------------- ---- ------------ ---- ------------
U.S. Social Core Equity 2 Portfolio
 Bonds........................................ $ 71,604,886  $--      $--      $--  $ 71,604,886
U.S. Sustainability Core 1 Portfolio
 Bonds........................................ $ 73,963,310  $--      $--      $--  $ 73,963,310
International Sustainability Core 1 Portfolio
 Bonds........................................ $ 33,654,125  $--      $--      $--  $ 33,654,125
DFA International Value ex Tobacco Portfolio
 Bonds........................................ $  2,913,060  $--      $--      $--  $  2,913,060
International Social Core Equity Portfolio
 Bonds........................................ $ 42,545,174  $--      $--      $--  $ 42,545,174
Emerging Markets Social Core Equity Portfolio
 Bonds........................................ $ 56,098,383  $--      $--      $--  $ 56,098,383
                                               ------------  ---      ---      ---  ------------
Total Borrowings.............................. $280,778,938  $--      $--      $--  $280,778,938
                                               ------------  ---      ---      ---  ------------
Gross amount of recognized liabilities for securities lending transactions......... $280,778,938
                                                                                    ============

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
   U.S. Social Core Equity 2 Portfolio...........      4             68%
   U.S. Sustainability Core 1 Portfolio..........      4             83%
   International Sustainability Core 1 Portfolio.      5             86%
   DFA International Value ex Tobacco Portfolio..      3             92%
   International Social Core Equity Portfolio....      5             59%
   Emerging Markets Social Core Equity Portfolio.      4             46%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-014S
 [LOGO]                                                              00157606

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents


                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  DFA Investment Dimensions Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................   6
         Tax-Managed U.S. Equity Portfolio..............................   7
         Tax-Managed U.S. Targeted Value Portfolio......................  10
         Tax-Managed U.S. Small Cap Portfolio...........................  13
         T.A. U.S. Core Equity 2 Portfolio..............................  16
         Tax-Managed DFA International Value Portfolio..................  19
         T.A. World ex U.S. Core Equity Portfolio.......................  23
     Statements of Assets and Liabilities...............................  29
     Statements of Operations...........................................  31
     Statements of Changes in Net Assets................................  33
     Financial Highlights...............................................  35
     Notes to Financial Statements......................................  39
  The DFA Investment Trust Company - The Tax-Managed U.S. Marketwide
    Value Series
     Disclosure of Fund Expenses........................................  53
     Disclosure of Portfolio Holdings...................................  54
     Summary Schedule of Portfolio Holdings.............................  55
     Statement of Assets and Liabilities................................  58
     Statement of Operations............................................  59
     Statements of Changes in Net Assets................................  60
     Financial Highlights...............................................  61
     Notes to Financial Statements......................................  62
  Voting Proxies on Fund Portfolio Securities...........................  69
  Board Approval of Investment Management Agreements....................  70

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this Fund.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  991.60    0.37%    $1.83
Hypothetical 5% Annual Return................. $1,000.00 $1,023.02    0.37%    $1.86

Tax-Managed U.S. Equity Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  998.70    0.22%    $1.09
Hypothetical 5% Annual Return................. $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
-----------------------------------------
Actual Fund Return............................ $1,000.00 $  986.00    0.44%    $2.17
Hypothetical 5% Annual Return................. $1,000.00 $1,022.68    0.44%    $2.21

Tax-Managed U.S. Small Cap Portfolio
------------------------------------
Actual Fund Return............................ $1,000.00 $  993.60    0.52%    $2.58
Hypothetical 5% Annual Return................. $1,000.00 $1,022.28    0.52%    $2.61

T.A. U.S. Core Equity 2 Portfolio
---------------------------------
Actual Fund Return............................ $1,000.00 $  997.20    0.24%    $1.19
Hypothetical 5% Annual Return................. $1,000.00 $1,023.67    0.24%    $1.21

Tax-Managed DFA International Value Portfolio
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  961.90    0.53%    $2.59
Hypothetical 5% Annual Return................. $1,000.00 $1,022.23    0.53%    $2.66

T.A. World ex U.S. Core Equity Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $  999.80    0.45%    $2.24
Hypothetical 5% Annual Return................. $1,000.00 $1,022.63    0.45%    $2.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       Tax-Managed U.S. Equity Portfolio
              Consumer Discretionary.......................  13.9%
              Consumer Staples.............................   9.7%
              Energy.......................................   6.9%
              Financials...................................  14.1%
              Health Care..................................  14.5%
              Industrials..................................  11.3%
              Information Technology.......................  20.0%
              Materials....................................   3.4%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                   Tax-Managed U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   3.9%
              Energy.......................................   5.6%
              Financials...................................  27.1%
              Health Care..................................   6.0%
              Industrials..................................  20.6%
              Information Technology.......................  13.1%
              Materials....................................   7.7%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

                     Tax-Managed U.S. Small Cap Portfolio
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   3.8%
              Financials...................................  21.1%
              Health Care..................................   8.9%
              Industrials..................................  18.0%
              Information Technology.......................  16.0%
              Materials....................................   5.5%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.1%
              Utilities....................................   4.3%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       T.A. U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.4%
              Consumer Staples.............................   7.6%
              Energy.......................................   7.3%
              Financials...................................  17.2%
              Health Care..................................  11.3%
              Industrials..................................  14.5%
              Information Technology.......................  16.8%
              Materials....................................   4.7%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                 Tax-Managed DFA International Value Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   3.2%
              Energy.......................................  17.6%
              Financials...................................  30.5%
              Health Care..................................   1.5%
              Industrials..................................  11.2%
              Information Technology.......................   3.3%
              Materials....................................  12.6%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                   T.A. World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.0%
              Financials...................................  19.8%
              Health Care..................................   5.4%
              Industrials..................................  16.5%
              Information Technology.......................   8.2%
              Materials....................................  12.8%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $3,891,906,932
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,351,786,184)........................................ $3,891,906,932
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.5%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    50,569 $ 33,354,807            1.3%
     Comcast Corp. Class A.............   303,298   18,428,386            0.7%
     Home Depot, Inc. (The)............   157,669   21,110,302            0.8%
     McDonald's Corp...................   113,960   14,414,800            0.6%
     Starbucks Corp....................   176,895    9,946,806            0.4%
     Walt Disney Co. (The).............   186,738   19,282,566            0.8%
     Other Securities..................            235,832,088            9.2%
                                                  ------------           -----
 Total Consumer Discretionary..........            352,369,755           13.8%
                                                  ------------           -----
 Consumer Staples -- (8.9%)
     Altria Group, Inc.................   243,844   15,291,457            0.6%
     Coca-Cola Co. (The)...............   513,899   23,022,675            0.9%
     CVS Health Corp...................   135,852   13,653,126            0.5%
     PepsiCo, Inc......................   179,632   18,494,911            0.7%
     Philip Morris International, Inc..   194,865   19,120,154            0.8%
     Procter & Gamble Co. (The)........   338,366   27,109,884            1.1%
 #   Wal-Mart Stores, Inc..............   195,872   13,097,961            0.5%
     Other Securities..................            116,497,132            4.5%
                                                  ------------           -----
 Total Consumer Staples................            246,287,300            9.6%
                                                  ------------           -----
 Energy -- (6.3%)
     Chevron Corp......................   237,001   24,216,762            1.0%
     Exxon Mobil Corp..................   523,363   46,265,289            1.8%
     Schlumberger, Ltd.................   163,940   13,170,940            0.5%
     Other Securities..................             92,092,443            3.6%
                                                  ------------           -----
 Total Energy..........................            175,745,434            6.9%
                                                  ------------           -----
 Financials -- (12.9%)
     Bank of America Corp.............. 1,262,804   18,386,426            0.7%
 *   Berkshire Hathaway, Inc. Class B..   231,000   33,605,880            1.3%
     Citigroup, Inc....................   367,635   17,014,148            0.7%
     JPMorgan Chase & Co...............   461,003   29,135,390            1.2%
     Wells Fargo & Co..................   597,868   29,881,443            1.2%
     Other Securities..................            229,433,962            8.9%
                                                  ------------           -----
 Total Financials......................            357,457,249           14.0%
                                                  ------------           -----
 Health Care -- (13.2%)
     AbbVie, Inc.......................   203,397   12,407,217            0.5%
 *   Allergan P.L.C....................    48,324   10,465,045            0.4%
     Amgen, Inc........................    93,547   14,808,490            0.6%
     Bristol-Myers Squibb Co...........   210,306   15,179,887            0.6%
 *   Celgene Corp......................    92,993    9,616,406            0.4%
     Gilead Sciences, Inc..............   165,139   14,566,911            0.6%
     Johnson & Johnson.................   346,671   38,854,886            1.5%
     Medtronic P.L.C...................   174,527   13,813,812            0.6%
     Merck & Co., Inc..................   346,644   19,009,957            0.8%
     Pfizer, Inc.......................   774,958   25,348,876            1.0%
     UnitedHealth Group, Inc...........   118,981   15,667,418            0.6%
     Other Securities..................            176,239,768            6.7%
                                                  ------------           -----
 Total Health Care.....................            365,978,673           14.3%
                                                  ------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
Industrials -- (10.4%)
    3M Co.................................    76,698 $   12,837,711            0.5%
#   Boeing Co. (The)......................    75,782     10,215,414            0.4%
    General Electric Co................... 1,174,666     36,120,979            1.4%
    Honeywell International, Inc..........    90,406     10,330,694            0.4%
    United Technologies Corp..............   104,815     10,939,542            0.4%
    Other Securities......................              206,889,937            8.1%
                                                     --------------           -----
Total Industrials.........................              287,334,277           11.2%
                                                     --------------           -----
Information Technology -- (18.3%)
*   Alphabet, Inc. Class A................    36,953     26,158,290            1.0%
*   Alphabet, Inc. Class C................    39,178     27,150,746            1.1%
    Apple, Inc............................   695,346     65,181,734            2.6%
    Cisco Systems, Inc....................   626,696     17,227,873            0.7%
*   Facebook, Inc. Class A................   288,300     33,898,314            1.3%
    Intel Corp............................   587,930     17,802,520            0.7%
    International Business Machines Corp..   111,751     16,308,941            0.7%
    MasterCard, Inc. Class A..............   117,746     11,420,185            0.5%
    Microsoft Corp........................   947,329     47,243,297            1.9%
    Oracle Corp...........................   379,490     15,126,471            0.6%
#   Visa, Inc. Class A....................   235,841     18,216,359            0.7%
    Other Securities......................              212,202,442            8.0%
                                                     --------------           -----
Total Information Technology..............              507,937,172           19.8%
                                                     --------------           -----
Materials -- (3.1%)
    Other Securities......................               85,886,681            3.3%
                                                     --------------           -----
Other -- (0.0%)
    Other Securities......................                       --            0.0%
                                                     --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                  153,293            0.0%
                                                     --------------           -----
Telecommunication Services -- (2.4%)
    AT&T, Inc.............................   771,592     29,953,202            1.2%
    Verizon Communications, Inc...........   510,632     26,011,594            1.0%
    Other Securities......................                9,499,650            0.4%
                                                     --------------           -----
Total Telecommunication Services..........               65,464,446            2.6%
                                                     --------------           -----
Utilities -- (3.3%)
    Other Securities......................               91,735,248            3.6%
                                                     --------------           -----
TOTAL COMMON STOCKS.......................            2,536,349,528           99.1%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   46,070            0.0%
                                                     --------------           -----

                                             Face
                                            Amount
                                            ------
                                            (000)
BONDS -- (0.0%)
Health Care -- (0.0%)
    Other Securities......................                    1,952            0.0%
                                                     --------------           -----
TOTAL INVESTMENT SECURITIES...............            2,536,397,550
                                                     --------------


TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves, 0.455%. 21,992,705 $   21,992,705            0.9%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..................... 18,522,281    214,302,792            8.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,600,897,431)................................              $2,772,693,047          108.3%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  352,368,517 $      1,238   --    $  352,369,755
  Consumer Staples..............    246,287,300           --   --       246,287,300
  Energy........................    175,745,434           --   --       175,745,434
  Financials....................    357,457,249           --   --       357,457,249
  Health Care...................    365,978,673           --   --       365,978,673
  Industrials...................    287,334,277           --   --       287,334,277
  Information Technology........    507,937,172           --   --       507,937,172
  Materials.....................     85,886,681           --   --        85,886,681
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        153,293           --   --           153,293
  Telecommunication Services....     65,464,446           --   --        65,464,446
  Utilities.....................     91,735,248           --   --        91,735,248
Rights/Warrants.................             --       46,070   --            46,070
Bonds
  Health Care...................             --        1,952   --             1,952
Temporary Cash Investments......     21,992,705           --   --        21,992,705
Securities Lending Collateral...             --  214,302,792   --       214,302,792
Futures Contracts**.............        108,436           --   --           108,436
                                 -------------- ------------   --    --------------
TOTAL........................... $2,558,449,431 $214,352,052   --    $2,772,801,483
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                     Percentage
                                             Shares      Value+    of Net Assets**
                                             ------      ------    ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (12.6%)
#   Dillard's, Inc. Class A................   169,983 $ 11,975,302            0.3%
#   GameStop Corp. Class A.................   431,501   14,153,233            0.4%
*   Helen of Troy, Ltd.....................   134,795   13,416,146            0.4%
    PulteGroup, Inc........................ 1,015,099   18,667,671            0.5%
    Service Corp. International............   469,211   12,513,857            0.4%
*   Toll Brothers, Inc.....................   533,730   14,570,829            0.4%
    Wendy's Co. (The)...................... 1,383,503   15,024,843            0.4%
    Other Securities.......................            402,626,820           11.1%
                                                      ------------           -----
Total Consumer Discretionary...............            502,948,701           13.9%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Ingredion, Inc.........................   176,275   20,287,490            0.6%
*   Post Holdings, Inc.....................   210,453   15,118,944            0.4%
    Other Securities.......................            106,122,511            2.9%
                                                      ------------           -----
Total Consumer Staples.....................            141,528,945            3.9%
                                                      ------------           -----
Energy -- (5.0%)
#   Helmerich & Payne, Inc.................   294,372   19,463,877            0.5%
    Other Securities.......................            180,027,106            5.0%
                                                      ------------           -----
Total Energy...............................            199,490,983            5.5%
                                                      ------------           -----
Financials -- (24.4%)
    Allied World Assurance Co. Holdings AG.   454,224   16,161,290            0.5%
    American Financial Group, Inc..........   370,385   25,597,307            0.7%
    Aspen Insurance Holdings, Ltd..........   254,728   11,806,643            0.3%
    Assurant, Inc..........................   319,133   26,989,078            0.8%
#   Assured Guaranty, Ltd..................   446,031   11,538,822            0.3%
    Axis Capital Holdings, Ltd.............   302,382   16,107,889            0.5%
    CNO Financial Group, Inc............... 1,201,584   22,073,098            0.6%
    Endurance Specialty Holdings, Ltd......   348,737   22,312,193            0.6%
    Hanover Insurance Group, Inc. (The)....   140,426   12,042,934            0.3%
    Old Republic International Corp........   711,683   13,159,019            0.4%
#   People's United Financial, Inc......... 1,007,507   15,616,358            0.4%
    Reinsurance Group of America, Inc......   235,808   22,453,638            0.6%
#   RenaissanceRe Holdings, Ltd............   133,011   14,752,250            0.4%
#   WR Berkley Corp........................   223,655   12,524,680            0.4%
#   Zions Bancorporation...................   632,535   17,407,363            0.5%
    Other Securities.......................            711,559,949           19.5%
                                                      ------------           -----
Total Financials...........................            972,102,511           26.8%
                                                      ------------           -----
Health Care -- (5.4%)
*   Amsurg Corp............................   150,495   12,187,085            0.3%
*   LifePoint Health, Inc..................   217,249   14,677,342            0.4%
#*  Prestige Brands Holdings, Inc..........   234,304   13,303,781            0.4%
    Other Securities.......................            175,531,686            4.8%
                                                      ------------           -----
Total Health Care..........................            215,699,894            5.9%
                                                      ------------           -----
Industrials -- (18.5%)
    ADT Corp. (The)........................   400,539   16,814,627            0.5%
#*  AECOM..................................   498,373   16,192,139            0.5%
#   AGCO Corp..............................   252,212   13,485,776            0.4%
    AMERCO.................................    71,726   25,247,552            0.7%
    Curtiss-Wright Corp....................   182,346   13,964,057            0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                         Shares        Value+     of Net Assets**
                                                         ------        ------     ---------------
Industrials -- (Continued)
*   Jacobs Engineering Group, Inc......................    402,345 $   17,936,540            0.5%
*   JetBlue Airways Corp...............................  1,104,346     21,855,007            0.6%
    Owens Corning......................................    367,806     16,944,822            0.5%
#   Ryder System, Inc..................................    233,530     16,094,888            0.4%
#   Waste Connections, Inc.............................    266,793     17,949,833            0.5%
    Other Securities...................................               560,859,078           15.3%
                                                                   --------------           -----
Total Industrials......................................               737,344,319           20.3%
                                                                   --------------           -----
Information Technology -- (11.8%)
*   Arrow Electronics, Inc.............................    351,633     21,836,409            0.6%
    Avnet, Inc.........................................    445,196     18,306,460            0.5%
*   CACI International, Inc. Class A...................    127,408     12,250,279            0.3%
    Convergys Corp.....................................    496,845     13,166,392            0.4%
#*  First Solar, Inc...................................    287,342     16,045,177            0.5%
    Ingram Micro, Inc. Class A.........................    553,452     19,343,147            0.5%
#   SYNNEX Corp........................................    181,005     14,945,583            0.4%
    Other Securities...................................               354,562,590            9.8%
                                                                   --------------           -----
Total Information Technology...........................               470,456,037           13.0%
                                                                   --------------           -----
Materials -- (7.0%)
    Airgas, Inc........................................    139,912     19,929,065            0.6%
    Reliance Steel & Aluminum Co.......................    235,966     17,454,405            0.5%
    Steel Dynamics, Inc................................    585,303     14,755,489            0.4%
    Other Securities...................................               224,036,442            6.1%
                                                                   --------------           -----
Total Materials........................................               276,175,401            7.6%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.0%)
    Other Securities...................................                 1,259,095            0.0%
                                                                   --------------           -----
Telecommunication Services -- (1.3%)
#   Frontier Communications Corp.......................  3,600,515     20,018,863            0.6%
    Other Securities...................................                29,633,772            0.8%
                                                                   --------------           -----
Total Telecommunication Services.......................                49,652,635            1.4%
                                                                   --------------           -----
Utilities -- (0.6%)
    UGI Corp...........................................    315,217     12,684,332            0.4%
    Other Securities...................................                 9,848,179            0.2%
                                                                   --------------           -----
Total Utilities........................................                22,532,511            0.6%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             3,589,191,032           98.9%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                       882            0.0%
                                                                   --------------           -----

                                                          Face
                                                         Amount^
                                                         -------         -               -
                                                          (000)
BONDS -- (0.0%)
HEALTH CARE -- (0.0%)
    Other Securities...................................                    17,856            0.0%
                                                                   --------------           -----
TOTAL INVESTMENT SECURITIES............................             3,589,209,770
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional Liquid Reserves, 0.455%. 37,641,740     37,641,740            1.0%
                                                                   --------------           -----

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                          Face                      Percentage
                                         Amount^       Value+     of Net Assets**
                                         -------       ------     ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@   DFA Short Term Investment Fund.. 30,453,109 $  352,342,474            9.7%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,709,353,849)..............              $3,979,193,984          109.6%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  502,948,701           --   --    $  502,948,701
  Consumer Staples..............    141,528,945           --   --       141,528,945
  Energy........................    199,490,983           --   --       199,490,983
  Financials....................    972,102,511           --   --       972,102,511
  Health Care...................    215,699,894           --   --       215,699,894
  Industrials...................    737,344,319           --   --       737,344,319
  Information Technology........    470,456,037           --   --       470,456,037
  Materials.....................    276,175,401           --   --       276,175,401
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,259,095           --   --         1,259,095
  Telecommunication Services....     49,652,635           --   --        49,652,635
  Utilities.....................     22,532,511           --   --        22,532,511
Rights/Warrants.................             -- $        882   --               882
Bonds
  Health Care...................             --       17,856   --            17,856
Temporary Cash Investments......     37,641,740           --   --        37,641,740
Securities Lending Collateral...             --  352,342,474   --       352,342,474
Futures Contracts**.............      1,022,524           --   --         1,022,524
                                 -------------- ------------   --    --------------
TOTAL........................... $3,627,855,296 $352,361,212   --    $3,980,216,508
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                           Percentage
                                                    Shares     Value+    of Net Assets**
                                                    ------     ------    ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (14.4%)
#   Brinker International, Inc..................... 108,953 $  5,046,703            0.2%
#   Core-Mark Holding Co., Inc.....................  57,794    4,719,458            0.2%
*   Helen of Troy, Ltd.............................  53,819    5,356,605            0.3%
*   Office Depot, Inc.............................. 836,472    4,918,455            0.2%
#   Thor Industries, Inc...........................  99,761    6,386,699            0.3%
#   Vail Resorts, Inc..............................  41,800    5,418,952            0.3%
    Other Securities...............................          334,561,910           15.3%
                                                            ------------           -----
Total Consumer Discretionary.......................          366,408,782           16.8%
                                                            ------------           -----
Consumer Staples -- (3.8%)
    Casey's General Stores, Inc....................  41,226    4,617,312            0.2%
#*  Post Holdings, Inc.............................  82,864    5,952,950            0.3%
    Other Securities...............................           86,215,738            3.9%
                                                            ------------           -----
Total Consumer Staples.............................           96,786,000            4.4%
                                                            ------------           -----
Energy -- (3.2%)
#*  Dril-Quip, Inc.................................  71,288    4,620,888            0.2%
#   Patterson-UTI Energy, Inc...................... 258,733    5,109,977            0.2%
    PBF Energy, Inc. Class A....................... 149,766    4,819,470            0.2%
#*  PDC Energy, Inc................................  86,705    5,444,207            0.3%
    Other Securities...............................           62,232,058            2.9%
                                                            ------------           -----
Total Energy.......................................           82,226,600            3.8%
                                                            ------------           -----
Financials -- (18.1%)
    Aspen Insurance Holdings, Ltd.................. 106,494    4,935,997            0.2%
#   Bank of Hawaii Corp............................  77,207    5,281,731            0.2%
    Cathay General Bancorp......................... 161,692    4,934,840            0.2%
    CNO Financial Group, Inc....................... 336,171    6,175,461            0.3%
    Endurance Specialty Holdings, Ltd.............. 120,463    7,707,223            0.4%
#   First Horizon National Corp.................... 360,615    5,077,459            0.2%
    FNB Corp....................................... 409,087    5,408,130            0.3%
#   Hanover Insurance Group, Inc. (The)............  63,118    5,413,000            0.3%
    Home BancShares, Inc........................... 115,038    4,945,484            0.2%
    MarketAxess Holdings, Inc......................  48,452    5,947,968            0.3%
#   PrivateBancorp, Inc............................ 127,334    5,298,368            0.3%
    Washington Federal, Inc........................ 213,015    5,174,134            0.2%
#   Webster Financial Corp......................... 144,207    5,283,744            0.2%
*   Western Alliance Bancorp....................... 163,870    5,994,365            0.3%
    Other Securities...............................          382,208,470           17.4%
                                                            ------------           -----
Total Financials...................................          459,786,374           21.0%
                                                            ------------           -----
Health Care -- (7.6%)
#*  Amsurg Corp....................................  71,995    5,830,155            0.3%
    Cantel Medical Corp............................  83,217    5,574,707            0.3%
*   Charles River Laboratories International, Inc..  70,800    5,612,316            0.3%
*   LifePoint Health, Inc..........................  73,942    4,995,521            0.2%
*   Prestige Brands Holdings, Inc.................. 110,081    6,250,399            0.3%
    Other Securities...............................          165,247,076            7.4%
                                                            ------------           -----
Total Health Care..................................          193,510,174            8.8%
                                                            ------------           -----
Industrials -- (15.4%)
    AMERCO.........................................  15,314    5,390,528            0.2%
#*  Dycom Industries, Inc..........................  72,056    5,087,154            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                          Shares       Value+     of Net Assets**
                                                          ------       ------     ---------------
Industrials -- (Continued)
    EMCOR Group, Inc...................................    113,450 $    5,500,056            0.3%
*   Hawaiian Holdings, Inc.............................    137,064      5,766,282            0.3%
*   JetBlue Airways Corp...............................    324,746      6,426,723            0.3%
    Other Securities...................................               362,639,886           16.6%
                                                                   --------------           -----
Total Industrials......................................               390,810,629           17.9%
                                                                   --------------           -----
Information Technology -- (13.7%)
    Fair Isaac Corp....................................     47,990      5,121,013            0.2%
#*  Manhattan Associates, Inc..........................    103,202      6,247,849            0.3%
#*  Microsemi Corp.....................................    141,539      4,782,603            0.2%
#   SYNNEX Corp........................................     63,951      5,280,434            0.2%
#*  Take-Two Interactive Software, Inc.................    153,713      5,253,910            0.2%
*   Tech Data Corp.....................................     67,291      4,622,219            0.2%
#*  ViaSat, Inc........................................     67,898      5,207,777            0.2%
    Other Securities...................................               310,922,478           14.4%
                                                                   --------------           -----
Total Information Technology...........................               347,438,283           15.9%
                                                                   --------------           -----
Materials -- (4.7%)
*   Chemtura Corp......................................    175,823      4,896,671            0.2%
    PolyOne Corp.......................................    131,230      4,721,655            0.2%
    Sensient Technologies Corp.........................     73,966      4,974,214            0.2%
    Other Securities...................................               105,659,599            4.9%
                                                                   --------------           -----
Total Materials........................................               120,252,139            5.5%
                                                                   --------------           -----
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------           -----
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 2,029,519            0.1%
                                                                   --------------           -----
Telecommunication Services -- (0.9%)
    Other Securities...................................                23,846,826            1.1%
                                                                   --------------           -----
Utilities -- (3.6%)
    IDACORP, Inc.......................................     64,563      4,695,667            0.2%
    New Jersey Resources Corp..........................    145,601      5,195,044            0.2%
#   Spire, Inc.........................................     73,831      4,722,231            0.2%
    WGL Holdings, Inc..................................     82,214      5,581,508            0.3%
    Other Securities...................................                72,532,993            3.3%
                                                                   --------------           -----
Total Utilities........................................                92,727,443            4.2%
                                                                   --------------           -----
TOTAL COMMON STOCKS....................................             2,175,822,769           99.5%
                                                                   --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                       345            0.0%
                                                                   --------------           -----

                                                           Face
                                                          Amount
                                                          ------
                                                          (000)
BONDS -- (0.0%)
Health Care -- (0.0%)
    Other Securities...................................                     4,375            0.0%
                                                                   --------------           -----

                                                          Shares
                                                          ------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional Liquid Reserves, 0.455%. 12,673,603     12,673,603            0.6%
                                                                   --------------           -----

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@    DFA Short Term Investment Fund.. 30,746,480 $  355,736,778           16.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,710,034,236)...............              $2,544,237,870          116.3%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  366,408,782           --   --    $  366,408,782
  Consumer Staples..............     96,786,000           --   --        96,786,000
  Energy........................     82,226,600           --   --        82,226,600
  Financials....................    459,786,374           --   --       459,786,374
  Health Care...................    193,510,174           --   --       193,510,174
  Industrials...................    390,810,629           --   --       390,810,629
  Information Technology........    347,438,283           --   --       347,438,283
  Materials.....................    120,252,139           --   --       120,252,139
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      2,029,519           --   --         2,029,519
  Telecommunication Services....     23,846,826           --   --        23,846,826
  Utilities.....................     92,727,443           --   --        92,727,443
Rights/Warrants.................             -- $        345   --               345
Bonds...........................
  Health Care...................             --        4,375   --             4,375
Temporary Cash Investments......     12,673,603           --   --        12,673,603
Securities Lending Collateral...             --  355,736,778   --       355,736,778
                                 -------------- ------------   --    --------------
TOTAL........................... $2,188,496,372 $355,741,498   --    $2,544,237,870
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                   Percentage
                                           Shares      Value+    of Net Assets**
                                           ------      ------    ---------------
COMMON STOCKS -- (89.0%)
Consumer Discretionary -- (13.7%)
*   Amazon.com, Inc......................    27,406 $ 18,076,724            0.3%
    Comcast Corp. Class A................   935,332   56,830,772            1.0%
    Ford Motor Co........................ 1,423,335   19,300,423            0.3%
    Home Depot, Inc. (The)...............   110,670   14,817,606            0.3%
    Lowe's Cos., Inc.....................   216,161   16,432,559            0.3%
    Time Warner Cable, Inc...............    88,298   18,728,889            0.3%
    Time Warner, Inc.....................   243,015   18,260,147            0.3%
    Walt Disney Co. (The)................   365,590   37,750,823            0.7%
    Other Securities.....................            686,781,292           11.7%
                                                    ------------           -----
Total Consumer Discretionary.............            886,979,235           15.2%
                                                    ------------           -----
Consumer Staples -- (6.8%)
    Coca-Cola Co. (The)..................   362,304   16,231,219            0.3%
    CVS Health Corp......................   328,752   33,039,576            0.6%
    Mondelez International, Inc. Class A.   462,266   19,858,947            0.3%
    PepsiCo, Inc.........................   155,127   15,971,876            0.3%
    Procter & Gamble Co. (The)...........   558,831   44,773,540            0.8%
    Wal-Mart Stores, Inc.................   588,437   39,348,782            0.7%
    Walgreens Boots Alliance, Inc........   191,505   15,182,516            0.3%
    Other Securities.....................            254,122,202            4.2%
                                                    ------------           -----
Total Consumer Staples...................            438,528,658            7.5%
                                                    ------------           -----
Energy -- (6.5%)
    Chevron Corp.........................   342,238   34,969,879            0.6%
    Exxon Mobil Corp..................... 1,242,880  109,870,592            1.9%
    Schlumberger, Ltd....................   389,997   31,332,359            0.5%
    Other Securities.....................            241,794,312            4.2%
                                                    ------------           -----
Total Energy.............................            417,967,142            7.2%
                                                    ------------           -----
Financials -- (15.3%)
    American Express Co..................   247,203   16,174,492            0.3%
    American International Group, Inc....   269,115   15,021,999            0.3%
    Bank of America Corp................. 1,703,565   24,803,906            0.4%
*   Berkshire Hathaway, Inc. Class B.....   141,321   20,559,379            0.4%
    Citigroup, Inc.......................   539,405   24,963,663            0.4%
    JPMorgan Chase & Co..................   919,964   58,141,725            1.0%
*   Synchrony Financial..................   534,264   16,332,450            0.3%
    U.S. Bancorp.........................   381,670   16,293,492            0.3%
    Wells Fargo & Co..................... 1,209,286   60,440,114            1.0%
    Other Securities.....................            733,652,506           12.5%
                                                    ------------           -----
Total Financials.........................            986,383,726           16.9%
                                                    ------------           -----
Health Care -- (10.1%)
    Amgen, Inc...........................    94,613   14,977,238            0.3%
    Johnson & Johnson....................   406,645   45,576,772            0.8%
    Medtronic P.L.C......................   208,159   16,475,785            0.3%
    Merck & Co., Inc.....................   600,469   32,929,720            0.6%
    Pfizer, Inc.......................... 1,414,117   46,255,767            0.8%
    UnitedHealth Group, Inc..............   220,408   29,023,325            0.5%
    Other Securities.....................            466,980,279            7.9%
                                                    ------------           -----
Total Health Care........................            652,218,886           11.2%
                                                    ------------           -----

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
   Industrials -- (12.9%)
   #       Caterpillar, Inc................   205,263 $   15,953,040            0.3%
           General Electric Co............. 1,383,002     42,527,311            0.7%
           Union Pacific Corp..............   255,543     22,291,016            0.4%
           United Technologies Corp........   221,361     23,103,448            0.4%
           Other Securities................              728,095,526           12.5%
                                                      --------------           -----
   Total Industrials.......................              831,970,341           14.3%
                                                      --------------           -----
   Information Technology -- (15.0%)
   *       Alphabet, Inc. Class A..........    27,256     19,293,977            0.3%
   *       Alphabet, Inc. Class C..........    29,089     20,158,968            0.4%
           Apple, Inc...................... 1,180,127    110,625,105            1.9%
           Cisco Systems, Inc.............. 1,370,126     37,664,764            0.7%
   *       Facebook, Inc. Class A..........   127,617     15,005,207            0.3%
           Intel Corp...................... 1,810,035     54,807,860            1.0%
           Microsoft Corp.................. 1,187,445     59,217,882            1.0%
           Oracle Corp.....................   475,083     18,936,808            0.3%
           QUALCOMM, Inc...................   333,873     16,867,264            0.3%
   #       Visa, Inc. Class A..............   285,324     22,038,426            0.4%
           Other Securities................              591,589,940           10.0%
                                                      --------------           -----
   Total Information Technology............              966,206,201           16.6%
                                                      --------------           -----
   Materials -- (4.2%)
           Dow Chemical Co. (The)..........   290,047     15,259,373            0.3%
           Other Securities................              255,331,504            4.3%
                                                      --------------           -----
   Total Materials.........................              270,590,877            4.6%
                                                      --------------           -----
   Other -- (0.0%)
           Other Securities................                       --            0.0%
                                                      --------------           -----
   Real Estate Investment Trusts -- (0.0%)
           Other Securities................                1,030,827            0.0%
                                                      --------------           -----
   Telecommunication Services -- (2.5%)
           AT&T, Inc....................... 2,048,680     79,529,758            1.4%
           Verizon Communications, Inc.....   863,380     43,980,577            0.8%
           Other Securities................               40,417,460            0.6%
                                                      --------------           -----
   Total Telecommunication Services........              163,927,795            2.8%
                                                      --------------           -----
   Utilities -- (2.0%)
           Other Securities................              132,177,698            2.3%
                                                      --------------           -----
   TOTAL COMMON STOCKS.....................            5,747,981,386           98.6%
                                                      --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
           Other Securities................                  119,495            0.0%
                                                      --------------           -----

                                              Face
                                             Amount
                                             ------
                                             (000)
   BONDS -- (0.0%)
   Health Care -- (0.0%)
           Other Securities................                   10,601            0.0%
                                                      --------------           -----
   TOTAL INVESTMENT SECURITIES.............            5,748,111,482
                                                      --------------


T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional Liquid Reserves, 0.455%. 69,973,838 $   69,973,838            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund..................... 55,464,476    641,723,988           11.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,491,872,830)................................              $6,459,809,308          110.8%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  886,966,640 $     12,595   --    $  886,979,235
  Consumer Staples..............    438,528,658           --   --       438,528,658
  Energy........................    417,967,142           --   --       417,967,142
  Financials....................    986,383,726           --   --       986,383,726
  Health Care...................    652,218,886           --   --       652,218,886
  Industrials...................    831,970,341           --   --       831,970,341
  Information Technology........    966,206,201           --   --       966,206,201
  Materials.....................    270,590,877           --   --       270,590,877
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      1,030,827           --   --         1,030,827
  Telecommunication Services....    163,927,795           --   --       163,927,795
  Utilities.....................    132,177,698           --   --       132,177,698
Rights/Warrants.................             --      119,495   --           119,495
Bonds
  Health Care...................             --       10,601   --            10,601
Temporary Cash Investments......     69,973,838           --   --        69,973,838
Securities Lending Collateral...             --  641,723,988   --       641,723,988
Futures Contracts**.............      1,468,260           --   --         1,468,260
                                 -------------- ------------   --    --------------
TOTAL........................... $5,819,410,889 $641,866,679   --    $6,461,277,568
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group, Ltd.. 1,315,827 $ 24,119,007            0.8%
    BHP Billiton, Ltd........................... 1,504,508   23,495,809            0.8%
    BHP Billiton, Ltd. Sponsored ADR............   563,499   17,660,059            0.6%
    Rio Tinto, Ltd..............................   389,098   15,182,012            0.5%
    Woodside Petroleum, Ltd.....................   967,135   20,706,357            0.7%
    Other Securities............................             85,473,200            3.0%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            186,636,444            6.4%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              3,015,042            0.1%
                                                           ------------            ----

BELGIUM -- (1.8%)
    Other Securities............................             51,425,023            1.8%
                                                           ------------            ----

CANADA -- (9.1%)
    Bank of Montreal............................   534,159   34,805,800            1.2%
    Canadian Natural Resources, Ltd.............   717,719   21,545,924            0.8%
    Suncor Energy, Inc.(867224107)..............   498,567   14,642,913            0.5%
    Suncor Energy, Inc.(B3NB1P2)................ 1,253,832   36,804,525            1.3%
    Other Securities............................            155,308,235            5.3%
                                                           ------------            ----
TOTAL CANADA....................................            263,107,397            9.1%
                                                           ------------            ----

DENMARK -- (1.8%)
    Vestas Wind Systems A.S.....................   248,599   17,795,224            0.6%
    Other Securities............................             33,443,818            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             51,239,042            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             20,701,028            0.7%
                                                           ------------            ----

FRANCE -- (9.4%)
    BNP Paribas SA..............................   339,459   17,977,388            0.6%
    Cie de Saint-Gobain.........................   606,622   27,796,956            1.0%
    Engie SA.................................... 1,220,619   20,132,208            0.7%
    Orange SA................................... 1,778,494   29,547,759            1.0%
    Renault SA..................................   244,726   23,613,065            0.8%
    Societe Generale SA.........................   670,289   26,373,968            0.9%
    Total SA.................................... 1,098,928   55,540,697            1.9%
    Other Securities............................             71,394,370            2.5%
                                                           ------------            ----
TOTAL FRANCE....................................            272,376,411            9.4%
                                                           ------------            ----

GERMANY -- (7.5%)
    Allianz SE..................................   217,369   36,980,523            1.3%
    Bayerische Motoren Werke AG.................   291,133   26,933,749            0.9%
    Daimler AG..................................   739,542   51,528,802            1.8%
    E.ON SE..................................... 2,557,387   26,505,195            0.9%
    Other Securities............................             75,369,809            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            217,318,078            7.5%
                                                           ------------            ----

HONG KONG -- (2.4%)
    Other Securities............................             68,922,680            2.4%
                                                           ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       Percentage
                                               Shares     Value++    of Net Assets**
                                               ------     -------    ---------------
IRELAND -- (0.2%)
    Other Securities........................            $  7,488,910            0.2%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              12,318,222            0.4%
                                                        ------------           -----

ITALY -- (1.2%)
    UniCredit SpA...........................  3,923,002   15,213,431            0.5%
    Other Securities........................              19,784,514            0.7%
                                                        ------------           -----
TOTAL ITALY.................................              34,997,945            1.2%
                                                        ------------           -----

JAPAN -- (19.6%)
    Hitachi, Ltd............................  3,419,000   15,666,629            0.5%
    Honda Motor Co., Ltd....................  1,200,200   32,388,320            1.1%
    ITOCHU Corp.............................  1,171,200   14,884,314            0.5%
    Mitsubishi UFJ Financial Group, Inc.....  4,974,134   22,954,694            0.8%
    Mizuho Financial Group, Inc............. 17,491,900   26,218,807            0.9%
    Nissan Motor Co., Ltd...................  1,904,600   16,901,463            0.6%
    Sumitomo Mitsui Financial Group, Inc....    942,227   28,353,202            1.0%
    Other Securities........................             411,569,708           14.2%
                                                        ------------           -----
TOTAL JAPAN.................................             568,937,137           19.6%
                                                        ------------           -----

NETHERLANDS -- (2.9%)
    ING Groep NV............................  1,482,595   18,166,855            0.6%
    Koninklijke Philips NV..................    772,920   21,238,737            0.7%
    Other Securities........................              44,568,784            1.6%
                                                        ------------           -----
TOTAL NETHERLANDS...........................              83,974,376            2.9%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               2,776,684            0.1%
                                                        ------------           -----

NORWAY -- (0.7%)
    Other Securities........................              22,036,985            0.8%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,339,377            0.0%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              28,646,935            1.0%
                                                        ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA......................  9,351,100   47,487,870            1.7%
    Iberdrola SA............................  2,276,023   16,202,413            0.6%
    Other Securities........................              10,992,579            0.3%
                                                        ------------           -----
TOTAL SPAIN.................................              74,682,862            2.6%
                                                        ------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B........    478,754   15,105,463            0.5%
    Telefonaktiebolaget LM Ericsson Class B.  1,939,774   15,716,839            0.5%
    Other Securities........................              46,721,594            1.7%
                                                        ------------           -----
TOTAL SWEDEN................................              77,543,896            2.7%
                                                        ------------           -----

SWITZERLAND -- (8.5%)
    ABB, Ltd................................  1,795,508   38,011,380            1.3%
    Cie Financiere Richemont SA.............    432,894   28,865,463            1.0%
    Novartis AG.............................    374,729   28,517,704            1.0%
    Swiss Re AG.............................    347,731   30,905,822            1.1%
    UBS Group AG............................  1,169,374   20,271,623            0.7%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    111,445 $   25,006,499            0.9%
      Other Securities................................                74,323,959            2.5%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               245,902,450            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (18.0%)
      BP P.L.C. Sponsored ADR.........................  3,326,684    111,710,057            3.9%
      Glencore P.L.C..................................  7,129,744     17,039,506            0.6%
      HSBC Holdings P.L.C.............................  2,913,787     19,309,301            0.7%
      HSBC Holdings P.L.C. Sponsored ADR..............  1,512,452     50,410,025            1.7%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,218,765     64,460,481            2.2%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,146,218     61,150,730            2.1%
      Vodafone Group P.L.C............................ 24,834,340     80,012,213            2.8%
      Vodafone Group P.L.C. Sponsored ADR.............    741,273     24,269,266            0.8%
      Other Securities................................                92,622,495            3.2%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................               520,984,074           18.0%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             2,816,370,998           97.2%
                                                                  --------------          ------

PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
      Volkswagen AG...................................    152,281     22,090,355            0.8%
      Other Securities................................                 6,256,490            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                28,346,845            1.0%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                28,346,845            1.0%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             2,844,717,843
                                                                  --------------

                                                                     Value+
                                                           -         ------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund..................  4,693,347     54,302,029            1.9%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,016,564,478).............................              $2,899,019,872          100.1%
                                                                  ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 18,987,769 $  167,648,675   --    $  186,636,444
  Austria.....................           --      3,015,042   --         3,015,042
  Belgium.....................    1,110,032     50,314,991   --        51,425,023
  Canada......................  263,101,160          6,237   --       263,107,397
  Denmark.....................           --     51,239,042   --        51,239,042
  Finland.....................           --     20,701,028   --        20,701,028
  France......................    9,515,636    262,860,775   --       272,376,411
  Germany.....................   18,405,840    198,912,238   --       217,318,078
  Hong Kong...................           --     68,922,680   --        68,922,680
  Ireland.....................    1,871,918      5,616,992   --         7,488,910
  Israel......................    1,611,012     10,707,210   --        12,318,222
  Italy.......................      955,972     34,041,973   --        34,997,945
  Japan.......................   14,345,085    554,592,052   --       568,937,137
  Netherlands.................    9,810,316     74,164,060   --        83,974,376
  New Zealand.................           --      2,776,684   --         2,776,684
  Norway......................    3,186,059     18,850,926   --        22,036,985
  Portugal....................           --      1,339,377   --         1,339,377
  Singapore...................           --     28,646,935   --        28,646,935
  Spain.......................       15,143     74,667,719   --        74,682,862
  Sweden......................           --     77,543,896   --        77,543,896
  Switzerland.................    3,994,241    241,908,209   --       245,902,450
  United Kingdom..............  333,704,483    187,279,591   --       520,984,074
Preferred Stocks
  Germany.....................           --     28,346,845   --        28,346,845
Securities Lending Collateral.           --     54,302,029   --        54,302,029
Futures Contracts**...........      824,853             --   --           824,853
                               ------------ --------------   --    --------------
TOTAL......................... $681,439,519 $2,218,405,206   --    $2,899,844,725
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........    235,249 $  4,312,096            0.2%
    BHP Billiton, Ltd...................................    328,023    5,122,715            0.2%
    National Australia Bank, Ltd........................    197,650    4,054,993            0.2%
    Westpac Banking Corp................................    208,931    4,904,350            0.2%
    Woodside Petroleum, Ltd.............................    193,020    4,132,558            0.2%
    Other Securities....................................              87,603,940            3.9%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             110,130,652            4.9%
                                                                    ------------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................               9,823,513            0.4%
                                                                    ------------            ----

BELGIUM -- (1.3%)
    Anheuser-Busch InBev NV.............................     45,871    5,690,475            0.3%
    Other Securities....................................              23,281,062            1.0%
                                                                    ------------            ----
TOTAL BELGIUM...........................................              28,971,537            1.3%
                                                                    ------------            ----

BRAZIL -- (1.3%)
    Other Securities....................................              30,338,906            1.4%
                                                                    ------------            ----

CANADA -- (6.2%)
    Suncor Energy, Inc..................................    140,413    4,121,630            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,116,439            0.2%
    Other Securities....................................             132,568,162            5.9%
                                                                    ------------            ----
TOTAL CANADA............................................             140,806,231            6.3%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................               6,417,884            0.3%
                                                                    ------------            ----

CHINA -- (4.7%)
    China Construction Bank Corp. Class H............... 10,006,200    6,355,208            0.3%
    China Mobile, Ltd. Sponsored ADR....................     73,952    4,253,719            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    5,390,662            0.3%
    Other Securities....................................              90,211,840            3.9%
                                                                    ------------            ----
TOTAL CHINA.............................................             106,211,429            4.7%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               1,715,199            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 546,515            0.0%
                                                                    ------------            ----

DENMARK -- (1.3%)
    Other Securities....................................              30,453,351            1.4%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 124,787            0.0%
                                                                    ------------            ----

FINLAND -- (1.3%)
    UPM-Kymmene Oyj.....................................    210,965    4,038,307            0.2%
    Other Securities....................................              26,290,544            1.2%
                                                                    ------------            ----
TOTAL FINLAND...........................................              30,328,851            1.4%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               Percentage
                                                        Shares    Value++    of Net Assets**
                                                        ------    -------    ---------------
FRANCE -- (5.4%)
    Cie de Saint-Gobain................................  82,244 $  3,768,628            0.2%
    Cie Generale des Etablissements Michelin...........  36,347    3,796,446            0.2%
    Engie SA........................................... 232,710    3,838,189            0.2%
    Orange SA.......................................... 252,114    4,188,602            0.2%
    Total SA........................................... 219,419   11,089,611            0.5%
    Other Securities...................................           96,737,424            4.2%
                                                                ------------            ----
TOTAL FRANCE...........................................          123,418,900            5.5%
                                                                ------------            ----

GERMANY -- (5.2%)
    BASF SE............................................  97,349    8,053,761            0.4%
    Bayerische Motoren Werke AG........................  57,820    5,349,134            0.3%
    Daimler AG......................................... 140,117    9,762,882            0.5%
    Deutsche Telekom AG................................ 235,891    4,140,696            0.2%
    E.ON SE............................................ 409,415    4,243,247            0.2%
    Fresenius SE & Co. KGaA............................  58,466    4,263,235            0.2%
    Siemens AG.........................................  43,047    4,504,792            0.2%
    Other Securities...................................           78,507,659            3.3%
                                                                ------------            ----
TOTAL GERMANY..........................................          118,825,406            5.3%
                                                                ------------            ----

GREECE -- (0.1%)
    Other Securities...................................            1,852,485            0.1%
                                                                ------------            ----

HONG KONG -- (2.3%)
    AIA Group, Ltd..................................... 729,000    4,353,432            0.2%
    Other Securities...................................           46,767,410            2.1%
                                                                ------------            ----
TOTAL HONG KONG........................................           51,120,842            2.3%
                                                                ------------            ----

HUNGARY -- (0.1%)
    Other Securities...................................            1,748,425            0.1%
                                                                ------------            ----

INDIA -- (2.1%)
    Other Securities...................................           48,771,996            2.2%
                                                                ------------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           12,132,155            0.5%
                                                                ------------            ----

IRELAND -- (0.4%)
    Other Securities...................................            9,345,696            0.4%
                                                                ------------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  67,449    3,672,598            0.2%
    Other Securities...................................            7,786,751            0.3%
                                                                ------------            ----
TOTAL ISRAEL...........................................           11,459,349            0.5%
                                                                ------------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 239,827    3,666,857            0.2%
    Eni SpA............................................ 231,731    3,785,774            0.2%
    Other Securities...................................           38,936,338            1.7%
                                                                ------------            ----
TOTAL ITALY............................................           46,388,969            2.1%
                                                                ------------            ----

JAPAN -- (16.4%)
    Honda Motor Co., Ltd............................... 146,500    3,953,415            0.2%
    NTT DOCOMO, Inc.................................... 149,700    3,590,402            0.2%
    Toyota Motor Corp.................................. 146,955    7,449,105            0.4%
    Toyota Motor Corp. Sponsored ADR...................  41,028    4,172,548            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                         Shares    Value++    of Net Assets**
                                         ------    -------    ---------------
  JAPAN -- (Continued)
      Other Securities..................         $355,370,424           15.7%
                                                 ------------           -----
  TOTAL JAPAN...........................          374,535,894           16.7%
                                                 ------------           -----

  MALAYSIA -- (0.8%)
      Other Securities..................           18,067,086            0.8%
                                                 ------------           -----

  MEXICO -- (1.1%)
      Other Securities..................           24,899,831            1.1%
                                                 ------------           -----

  NETHERLANDS -- (2.1%)
      Koninklijke DSM NV................  64,745    3,973,825            0.2%
      Other Securities..................           44,274,095            1.9%
                                                 ------------           -----
  TOTAL NETHERLANDS.....................           48,247,920            2.1%
                                                 ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities..................            9,538,339            0.4%
                                                 ------------           -----

  NORWAY -- (0.6%)
      Other Securities..................           14,495,681            0.6%
                                                 ------------           -----

  PERU -- (0.0%)
      Other Securities..................              566,123            0.0%
                                                 ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities..................            6,923,955            0.3%
                                                 ------------           -----

  POLAND -- (0.3%)
      Other Securities..................            7,425,462            0.3%
                                                 ------------           -----

  PORTUGAL -- (0.3%)
      Other Securities..................            5,523,822            0.2%
                                                 ------------           -----

  RUSSIA -- (0.3%)
      Other Securities..................            6,440,912            0.3%
                                                 ------------           -----

  SINGAPORE -- (0.9%)
      Other Securities..................           20,411,186            0.9%
                                                 ------------           -----

  SOUTH AFRICA -- (1.8%)
      Other Securities..................           41,643,335            1.9%
                                                 ------------           -----

  SOUTH KOREA -- (4.1%)
      Samsung Electronics Co., Ltd......   5,671    6,180,421            0.3%
      Samsung Electronics Co., Ltd. GDR.   8,033    4,386,483            0.2%
      Other Securities..................           83,034,867            3.7%
                                                 ------------           -----
  TOTAL SOUTH KOREA.....................           93,601,771            4.2%
                                                 ------------           -----

  SPAIN -- (1.9%)
      Banco Santander SA................ 764,094    3,880,313            0.2%
      Other Securities..................           39,820,419            1.7%
                                                 ------------           -----
  TOTAL SPAIN...........................           43,700,732            1.9%
                                                 ------------           -----

  SWEDEN -- (2.4%)
      Other Securities..................           53,674,512            2.4%
                                                 ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                     Shares     Value++     of Net Assets**
                                                     ------     -------     ---------------
SWITZERLAND -- (5.4%)
    ABB, Ltd........................................ 219,337 $    4,643,422            0.2%
    Cie Financiere Richemont SA.....................  64,953      4,331,080            0.2%
    Nestle SA....................................... 261,736     19,535,883            0.9%
    Novartis AG Sponsored ADR....................... 117,451      8,922,753            0.4%
    Roche Holding AG................................  19,398      4,907,872            0.2%
    Syngenta AG.....................................  10,331      4,144,435            0.2%
    Other Securities................................             75,927,267            3.4%
                                                             --------------           -----
TOTAL SWITZERLAND...................................            122,412,712            5.5%
                                                             --------------           -----

TAIWAN -- (3.4%)
    Other Securities................................             77,071,792            3.4%
                                                             --------------           -----

THAILAND -- (0.6%)
    Other Securities................................             12,384,077            0.6%
                                                             --------------           -----

TURKEY -- (0.4%)
    Other Securities................................              8,742,748            0.4%
                                                             --------------           -----

UNITED KINGDOM -- (13.0%)
    BP P.L.C. Sponsored ADR......................... 446,412     14,990,518            0.7%
    HSBC Holdings P.L.C. Sponsored ADR.............. 138,043      4,600,973            0.2%
    Rio Tinto P.L.C. Sponsored ADR.................. 112,860      3,798,868            0.2%
    Royal Dutch Shell P.L.C. Class A................ 155,565      4,074,735            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A. 158,928      8,405,702            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B. 149,242      7,962,061            0.4%
    SSE P.L.C....................................... 166,369      3,675,684            0.2%
    Vodafone Group P.L.C. Sponsored ADR............. 137,812      4,511,980            0.2%
    Other Securities................................            243,562,978           10.7%
                                                             --------------           -----
TOTAL UNITED KINGDOM................................            295,583,499           13.2%
                                                             --------------           -----
TOTAL COMMON STOCKS.................................          2,206,824,467           98.4%
                                                             --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities................................              9,886,685            0.4%
                                                             --------------           -----

CHILE -- (0.0%)
    Other Securities................................                 60,782            0.0%
                                                             --------------           -----

COLOMBIA -- (0.0%)
    Other Securities................................                257,003            0.0%
                                                             --------------           -----

GERMANY -- (0.3%)
    Other Securities................................              7,010,646            0.3%
                                                             --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                    849            0.0%
                                                             --------------           -----
TOTAL PREFERRED STOCKS..............................             17,215,965            0.7%
                                                             --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities................................                     --            0.0%
                                                             --------------           -----

BRAZIL -- (0.0%)
    Other Securities................................                  3,518            0.0%
                                                             --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
 GERMANY -- (0.0%)
        Other Securities................           $          957            0.0%
                                                   --------------          ------

 HONG KONG -- (0.0%)
        Other Securities................                    1,890            0.0%
                                                   --------------          ------

 NORWAY -- (0.0%)
        Other Securities................                       --            0.0%
                                                   --------------          ------

 SINGAPORE -- (0.0%)
        Other Securities................                   13,029            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   12,182            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                    8,628            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                   33,729            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                   73,933            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            2,224,114,365
                                                   --------------

                                                      Value+
                                            -         ------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@   DFA Short Term Investment Fund.. 4,815,428     55,714,498            2.5%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,093,873,994)..............             $2,279,828,863          101.6%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                     Investments in Securities (Market Value)
                  ----------------------------------------------
                    Level 1      Level 2    Level 3    Total
-                 ------------ ------------ ------- ------------
Common Stocks
  Australia...... $  1,845,285 $108,285,367   --    $110,130,652
  Austria........           --    9,823,513   --       9,823,513
  Belgium........    2,882,684   26,088,853   --      28,971,537
  Brazil.........   30,338,906           --   --      30,338,906
  Canada.........  140,777,428       28,803   --     140,806,231
  Chile..........    2,271,891    4,145,993   --       6,417,884
  China..........   10,752,462   95,458,967   --     106,211,429
  Colombia.......    1,713,888        1,311   --       1,715,199
  Czech Republic.           --      546,515   --         546,515
  Denmark........    1,167,277   29,286,074   --      30,453,351
  Egypt..........           --      124,787   --         124,787
  Finland........       45,424   30,283,427   --      30,328,851
  France.........    3,180,439  120,238,461   --     123,418,900
  Germany........    5,254,190  113,571,216   --     118,825,406
  Greece.........           --    1,852,485   --       1,852,485
  Hong Kong......      286,891   50,833,951   --      51,120,842
  Hungary........       35,179    1,713,246   --       1,748,425
  India..........    1,675,431   47,096,565   --      48,771,996
  Indonesia......      329,347   11,802,808   --      12,132,155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
-                              ------------ -------------- ------- --------------
  Ireland..................... $  1,647,219 $    7,698,477   --    $    9,345,696
  Israel......................    4,406,561      7,052,788   --        11,459,349
  Italy.......................    1,694,840     44,694,129   --        46,388,969
  Japan.......................   13,436,804    361,099,090   --       374,535,894
  Malaysia....................           --     18,067,086   --        18,067,086
  Mexico......................   24,899,825              6   --        24,899,831
  Netherlands.................    7,912,779     40,335,141   --        48,247,920
  New Zealand.................       29,962      9,508,377   --         9,538,339
  Norway......................    1,268,881     13,226,800   --        14,495,681
  Peru........................      566,123             --   --           566,123
  Philippines.................       36,900      6,887,055   --         6,923,955
  Poland......................           --      7,425,462   --         7,425,462
  Portugal....................           --      5,523,822   --         5,523,822
  Russia......................      255,299      6,185,613   --         6,440,912
  Singapore...................           --     20,411,186   --        20,411,186
  South Africa................    7,320,343     34,322,992   --        41,643,335
  South Korea.................    4,899,336     88,702,435   --        93,601,771
  Spain.......................    3,526,177     40,174,555   --        43,700,732
  Sweden......................      750,917     52,923,595   --        53,674,512
  Switzerland.................   15,501,540    106,911,172   --       122,412,712
  Taiwan......................    3,100,251     73,971,541   --        77,071,792
  Thailand....................   12,380,678          3,399   --        12,384,077
  Turkey......................       98,896      8,643,852   --         8,742,748
  United Kingdom..............   69,400,027    226,183,472   --       295,583,499
Preferred Stocks
  Brazil......................    9,886,685             --   --         9,886,685
  Chile.......................           --         60,782   --            60,782
  Colombia....................      257,003             --   --           257,003
  Germany.....................           --      7,010,646   --         7,010,646
  United Kingdom..............           --            849   --               849
Rights/Warrants
  Austria.....................           --             --   --                --
  Brazil......................           --          3,518   --             3,518
  Germany.....................           --            957   --               957
  Hong Kong...................           --          1,890   --             1,890
  Norway......................           --             --   --                --
  Singapore...................           --         13,029   --            13,029
  South Korea.................           --         12,182   --            12,182
  Sweden......................           --          8,628   --             8,628
  Thailand....................           --         33,729   --            33,729
Securities Lending Collateral.           --     55,714,498   --        55,714,498
Forward Currency Contracts**..           --             74   --                74
                               ------------ --------------   --    --------------
TOTAL......................... $385,833,768 $1,893,995,169   --    $2,279,828,937
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                               Tax-Managed
                                                                  U.S.        Tax-Managed    Tax-Managed     Tax-Managed
                                                               Marketwide     U.S. Equity   U.S. Targeted   U.S. Small Cap
                                                             Value Portfolio  Portfolio*   Value Portfolio*   Portfolio*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value......................................................  $  3,891,907             --              --              --
Investments at Value (including $0, $289,078, $466,108
 and $402,654 of securities on loan, respectively)..........            --   $  2,536,397    $  3,589,210    $  2,175,827
Temporary Cash Investments at Value & Cost..................            --         21,993          37,642          12,674
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................            --        214,303         352,342         355,737
Segregated Cash for Futures Contracts.......................            --            788           1,161              --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --            988          28,015           2,046
  Dividends, Interest and Tax Reclaims......................            --          2,494           1,615           1,537
  Securities Lending Income.................................            --             98             269             251
  Fund Shares Sold..........................................         1,387            335           1,876           1,176
Prepaid Expenses and Other Assets...........................            41             30              80              38
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     3,893,335      2,777,426       4,012,210       2,549,286
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..........................................            --            160             236              --
  Upon Return of Securities Loaned..........................            --        214,303         352,342         355,737
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --            717          27,752           4,885
  Fund Shares Redeemed......................................         1,130          1,026             977             718
  Due to Advisor............................................           472            423           1,236             888
  Futures Margin Variation..................................            --            116             172              --
Accrued Expenses and Other Liabilities......................           133            176             205             127
                                                              ------------   ------------    ------------    ------------
     Total Liabilities......................................         1,735        216,921         382,920         362,355
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,891,600   $  2,560,505    $  3,629,290    $  2,186,931
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   154,857,737    115,317,828     118,903,665      62,950,053
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.13   $      22.20    $      30.52    $      34.74
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,351,786   $         --    $         --    $         --
                                                              ------------   ------------    ------------    ------------
Investments at Cost.........................................  $         --   $  1,364,602    $  2,319,370    $  1,341,623
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,334,837   $  1,674,010    $  2,299,233    $  1,330,670
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         5,662          2,979           2,029           1,725
Accumulated Net Realized Gain (Loss)........................        10,980       (288,387)         57,166          20,332
Net Unrealized Appreciation (Depreciation)..................     1,540,121      1,171,903       1,270,862         834,204
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  3,891,600   $  2,560,505    $  3,629,290    $  2,186,931
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           Tax-Managed    T.A. World ex
                                                                          T.A. U.S. Core       DFA          U.S. Core
                                                                             Equity 2     International      Equity
                                                                            Portfolio*   Value Portfolio*  Portfolio*
                                                                          -------------- ---------------- -------------
ASSETS:
Investments at Value (including $819,832, $65,572 and $72,533 of
 securities on loan, respectively)....................................... $    5,748,111   $  2,844,718   $  2,224,115
Temporary Cash Investments at Value & Cost...............................         69,974             --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.        641,724         54,302         55,714
Segregated Cash for Futures Contracts....................................          1,665          1,205             --
Foreign Currencies at Value..............................................             --          9,578          5,096
Cash.....................................................................             --         29,315          8,009
Receivables:
  Investment Securities Sold.............................................         11,264            867          2,157
  Dividends, Interest and Tax Reclaims...................................          5,205         14,200          9,511
  Securities Lending Income..............................................            361            382            235
  Fund Shares Sold.......................................................          2,930          2,019          4,170
Unrealized Gain on Foreign Currency Contracts............................             --             --             12
Prepaid Expenses and Other Assets........................................             98            118             77
                                                                          --------------   ------------   ------------
     Total Assets........................................................      6,481,332      2,956,704      2,309,096
                                                                          --------------   ------------   ------------
LIABILITIES:
Payables:
  Due to Custodian.......................................................            339             --             --
  Upon Return of Securities Loaned.......................................        641,724         54,302         55,714
  Investment Securities Purchased........................................          4,322          2,000          8,716
  Fund Shares Redeemed...................................................          1,600          1,877            618
  Due to Advisor.........................................................          1,043          1,150            716
  Futures Margin Variation...............................................            246            154             --
Accrued Expenses and Other Liabilities...................................            242            238            262
                                                                          --------------   ------------   ------------
     Total Liabilities...................................................        649,516         59,721         66,026
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,831,816   $  2,896,983   $  2,243,070
                                                                          ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................    419,305,024    219,522,625    243,619,284
                                                                          ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE......................................................... $        13.91   $      13.20   $       9.21
                                                                          ==============   ============   ============
Investments at Cost...................................................... $    3,780,175   $  2,962,262   $  2,038,159
                                                                          ==============   ============   ============
Foreign Currencies at Cost............................................... $           --   $      9,442   $      5,045
                                                                          ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................... $    3,816,748   $  3,090,410   $  2,099,184
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..................................................          7,024         20,087         10,032
Accumulated Net Realized Gain (Loss).....................................         38,640        (97,360)       (52,452)
Net Unrealized Foreign Exchange Gain (Loss)..............................             --            429            299
Net Unrealized Appreciation (Depreciation)...............................      1,969,404       (116,583)       186,007
                                                                          --------------   ------------   ------------
NET ASSETS............................................................... $    5,831,816   $  2,896,983   $  2,243,070
                                                                          ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..........................................  1,000,000,000    700,000,000    500,000,000
                                                                          ==============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                               Tax-Managed
                                                                  U.S.                  Tax-Managed
                                                               Marketwide  Tax-Managed U.S. Targeted  Tax-Managed
                                                                  Value    U.S. Equity     Value      U.S. Small
                                                               Portfolio*   Portfolio    Portfolio   Cap Portfolio
                                                               ----------- ----------- ------------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $0 and
   $0, respectively)..........................................  $  42,312         --            --           --
  Interest....................................................         46         --            --           --
  Income from Securities Lending..............................        411         --            --           --
  Expenses Allocated from Affiliated Investment Company.......     (3,909)        --            --           --
                                                                ---------   --------     ---------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company......................................     38,860         --            --           --
                                                                ---------   --------     ---------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $7 and
   $3, respectively)..........................................         --   $ 25,789     $  28,344     $ 16,096
  Income from Securities Lending..............................         --        486         1,614        1,436
                                                                ---------   --------     ---------     --------
     Total Investment Income..................................         --     26,275        29,958       17,532
                                                                ---------   --------     ---------     --------
Fund Expenses
  Investment Management Fees..................................      6,447      2,443         7,198        5,183
  Accounting & Transfer Agent Fees............................         12         70            99           60
  Custodian Fees..............................................         --         16            24           18
  Filing Fees.................................................         35         27            41           25
  Shareholders' Reports.......................................         41         22            39           26
  Directors'/Trustees' Fees & Expenses........................         16         10            15            9
  Professional Fees...........................................          5         21            31           19
  Other.......................................................         13         44            60           38
                                                                ---------   --------     ---------     --------
     Total Expenses...........................................      6,569      2,653         7,507        5,378
                                                                ---------   --------     ---------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................     (3,684)        34            --           --
                                                                ---------   --------     ---------     --------
  Net Expenses................................................      2,885      2,687         7,507        5,378
                                                                ---------   --------     ---------     --------
  Net Investment Income (Loss)................................     35,975     23,588        22,451       12,154
                                                                ---------   --------     ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     45,857     35,168        55,794       20,363
    Futures...................................................      2,714         --         1,792          259
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................   (115,950)   (58,143)     (122,586)     (43,287)
    Futures...................................................        344        108         1,022           --
                                                                ---------   --------     ---------     --------
  Net Realized and Unrealized Gain (Loss).....................    (67,035)   (22,867)      (63,978)     (22,665)
                                                                ---------   --------     ---------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...................................................  $ (31,060)  $    721     $ (41,527)    $(10,511)
                                                                =========   ========     =========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       Tax-Managed
                                                                                           DFA      T.A. World ex
                                                                       T.A. U.S. Core International   U.S. Core
                                                                          Equity 2        Value        Equity
                                                                         Portfolio      Portfolio     Portfolio
                                                                       -------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8, $4,135 and $2,607,
   respectively)......................................................    $ 56,968      $  45,490     $ 27,007
  Interest............................................................          --              1           --
  Income from Securities Lending......................................       1,860          1,069        1,140
                                                                          --------      ---------     --------
     Total Investment Income..........................................      58,828         46,560       28,147
                                                                          --------      ---------     --------
Fund Expenses
  Investment Management Fees..........................................       5,960          6,812        4,104
  Accounting & Transfer Agent Fees....................................         154             84           64
  Custodian Fees......................................................          39            141          243
  Filing Fees.........................................................          72             62           49
  Shareholders' Reports...............................................          41             45           26
  Directors'/Trustees' Fees & Expenses................................          23             12            9
  Professional Fees...................................................          46             27           48
  Other...............................................................          87             71           69
                                                                          --------      ---------     --------
     Total Expenses...................................................       6,422          7,254        4,612
                                                                          --------      ---------     --------
  Fees Paid Indirectly (Note C).......................................          --             (6)          (6)
                                                                          --------      ---------     --------
  Net Expenses........................................................       6,422          7,248        4,606
                                                                          --------      ---------     --------
  Net Investment Income (Loss)........................................      52,406         39,312       23,541
                                                                          --------      ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......................................      40,035        (71,166)     (24,201)
    Futures...........................................................       1,487            745           --
    Foreign Currency Transactions.....................................          --            454          216
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency........................     (97,227)       (84,250)      (1,278)
    Futures...........................................................       1,468            825           --
    Translation of Foreign Currency Denominated Amounts...............          --            510          353
                                                                          --------      ---------     --------
  Net Realized and Unrealized Gain (Loss).............................     (54,237)      (152,882)     (24,910)
                                                                          --------      ---------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.......    $ (1,831)     $(113,570)    $ (1,369)
                                                                          ========      =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                          Tax-Managed U.S.        Tax-Managed U.S. Equity Tax-Managed U.S. Targeted
                                       Marketwide Value Portfolio        Portfolio            Value Portfolio
                                       -------------------------  ----------------------  ------------------------
                                       Six Months       Year      Six Months     Year     Six Months      Year
                                          Ended        Ended         Ended      Ended        Ended       Ended
                                        April 30,     Oct. 31,     April 30,   Oct. 31,    April 30,    Oct. 31,
                                          2016          2015         2016        2015        2016         2015
                                       -----------   ----------   ----------- ----------  -----------  ----------
                                       (Unaudited)                (Unaudited)             (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)............................. $   35,975    $   62,974   $   23,588  $   43,201  $   22,451   $   43,342
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     45,857        62,518       35,168      42,709      55,794      135,620
   Futures............................      2,714            --           --          --       1,792       (2,054)
  Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................   (115,950)      (23,233)     (58,143)     20,870    (122,586)    (114,884)
   Futures............................        344            --          108          --       1,022           --
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    (31,060)      102,259          721     106,780     (41,527)      62,024
                                       ----------    ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (38,140)      (60,761)     (26,172)    (42,330)    (24,273)     (40,745)
  Net Short-Term Gains................         --            --           --          --          --          (76)
  Net Long-Term Gains.................         --            --           --          --    (128,578)    (125,781)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (38,140)      (60,761)     (26,172)    (42,330)   (152,851)    (166,602)
                                       ----------    ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    393,692       548,871      244,335     326,467     523,472      498,985
  Shares Issued in Lieu of Cash
   Distributions......................     37,479        59,551       24,967      39,973     150,986      164,498
  Shares Redeemed.....................   (331,242)     (453,223)    (177,499)   (248,188)   (521,262)    (460,740)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................     99,929       155,199       91,803     118,252     153,196      202,743
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease)
     in Net Assets....................     30,729       196,697       66,352     182,702     (41,182)      98,165
Net Assets
  Beginning of Period.................  3,860,871     3,664,174    2,494,153   2,311,451   3,670,472    3,572,307
                                       ----------    ----------   ----------  ----------  ----------   ----------
  End of Period....................... $3,891,600    $3,860,871   $2,560,505  $2,494,153  $3,629,290   $3,670,472
                                       ==========    ==========   ==========  ==========  ==========   ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................     16,511        21,617       11,440      14,775      18,375       15,381
  Shares Issued in Lieu of Cash
   Distributions......................      1,512         2,373        1,125       1,830       4,996        5,326
  Shares Redeemed.....................    (13,967)      (17,856)      (8,280)    (11,187)    (17,955)     (14,363)
                                       ----------    ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,056         6,134        4,285       5,418       5,416        6,344
                                       ==========    ==========   ==========  ==========  ==========   ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    5,662    $    7,827   $    2,979  $    5,563  $    2,029   $    3,851

                                       Tax-Managed U.S. Small
                                            Cap Portfolio
                                       ----------------------
                                       Six Months     Year
                                          Ended      Ended
                                        April 30,   Oct. 31,
                                          2016        2015
                                       ----------- ----------
                                       (Unaudited)
Increase (Decrease) in Net
 Assets
Operations:
  Net Investment Income
   (Loss)............................. $   12,154  $   20,857
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold......................     20,363      98,224
   Futures............................        259        (328)
  Change in Unrealized
   Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................    (43,287)    (72,674)
   Futures............................         --          --
                                       ----------  ----------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations..................    (10,511)     46,079
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (11,902)    (19,869)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (94,181)    (38,979)
                                       ----------  ----------
    Total Distributions...............   (106,083)    (58,848)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    290,843     310,541
  Shares Issued in Lieu of Cash
   Distributions......................    103,821      57,581
  Shares Redeemed.....................   (281,447)   (257,603)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    113,217     110,519
                                       ----------  ----------
    Total Increase (Decrease)
     in Net Assets....................     (3,377)     97,750
Net Assets
  Beginning of Period.................  2,190,308   2,092,558
                                       ----------  ----------
  End of Period....................... $2,186,931  $2,190,308
                                       ==========  ==========
(1) Shares Issued and
 Redeemed:
  Shares Issued.......................      8,850       8,383
  Shares Issued in Lieu of Cash
   Distributions......................      3,015       1,619
  Shares Redeemed.....................     (8,491)     (6,992)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      3,374       3,010
                                       ==========  ==========
Undistributed Net Investment
 Income (Distributions in
 Excess of Net Investment
 Income).............................. $    1,725  $    1,473

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                T.A. U.S. Core Equity 2     Tax-Managed DFA           T.A. World ex U.S. Core
                                                       Portfolio        International Value Portfolio    Equity Portfolio
                                                ----------------------  ----------------------------  ----------------------
                                                Six Months     Year     Six Months        Year        Six Months     Year
                                                   Ended      Ended        Ended         Ended           Ended      Ended
                                                 April 30,   Oct. 31,    April 30,      Oct. 31,       April 30,   Oct. 31,
                                                   2016        2015        2016           2015           2016        2015
                                                ----------- ----------  -----------     ----------    ----------- ----------
                                                (Unaudited)             (Unaudited)                   (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   52,406  $   88,750  $   39,312     $   92,671     $   23,541  $   51,365
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     40,035         (24)    (71,166)       (21,424)       (24,201)    (19,292)
    Futures....................................      1,487          --         745             --             --          --
    Foreign Currency Transactions..............         --          --         454         (2,134)           216        (877)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (97,227)     16,434     (84,250)      (256,082)        (1,278)   (129,015)
    Futures....................................      1,468          --         825             --             --          --
    Translation of Foreign Currency
     Denominated Amounts.......................         --          --         510            202            353          68
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     (1,831)    105,160    (113,570)      (186,767)        (1,369)    (97,751)
                                                ----------  ----------  ----------      ----------    ----------  ----------
Distributions From:
  Net Investment Income........................    (56,082)    (85,159)    (29,761)       (85,979)       (19,806)    (50,580)
  Net Long-Term Gains..........................       (166)    (65,625)         --         (2,413)            --          --
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Total Distributions.......................    (56,248)   (150,784)    (29,761)       (88,392)       (19,806)    (50,580)
                                                ----------  ----------  ----------      ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................  1,000,870   1,219,843     869,845        951,472        660,910     839,761
  Shares Issued in Lieu of Cash
   Distributions...............................     55,913     150,133      29,376         87,115         19,747      50,399
  Shares Redeemed..............................   (716,041)   (831,410)   (853,838)      (745,754)      (540,725)   (613,016)
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    340,742     538,566      45,383        292,833        139,932     277,144
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    282,663     492,942     (97,948)        17,674        118,757     128,813
Net Assets
  Beginning of Period..........................  5,549,153   5,056,211   2,994,931      2,977,257      2,124,313   1,995,500
                                                ----------  ----------  ----------      ----------    ----------  ----------
  End of Period................................ $5,831,816  $5,549,153  $2,896,983     $2,994,931     $2,243,070  $2,124,313
                                                ==========  ==========  ==========      ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     75,961      86,397      70,022         66,366         76,026      87,442
  Shares Issued in Lieu of Cash
   Distributions...............................      4,044      10,899       2,266          5,863          2,199       5,244
  Shares Redeemed..............................    (54,432)    (59,495)    (68,629)       (52,624)       (63,022)    (65,047)
                                                ----------  ----------  ----------      ----------    ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     25,573      37,801       3,659         19,605         15,203      27,639
                                                ==========  ==========  ==========      ==========    ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    7,024  $   10,700  $   20,087     $   10,536     $   10,032  $    6,297

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           Tax-Managed U.S. Marketwide Value Portfolio
                                   ----------------------------------------------------------------------------------------
                                      Six Months          Year           Year           Year           Year           Year
                                         Ended           Ended          Ended          Ended          Ended          Ended
                                       April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,
                                         2016             2015           2014           2013           2012           2011
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    25.60        $    25.33     $    22.35     $    16.76     $    14.42     $    13.78
                                   ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.24              0.43           0.35           0.32           0.28           0.22
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.46)             0.25           2.98           5.60           2.33           0.63
                                   ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations....................      (0.22)             0.68           3.33           5.92           2.61           0.85
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.25)            (0.41)         (0.35)         (0.33)         (0.27)         (0.21)
                                   ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions............      (0.25)            (0.41)         (0.35)         (0.33)         (0.27)         (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    25.13        $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
================================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return......................      (0.84)%(C)         2.73%         14.98%         35.71%         18.34%          6.15%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,891,600        $3,860,871     $3,664,174     $3,110,436     $2,345,296     $2,063,119
Ratio of Expenses to Average Net
 Assets...........................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor).........................       0.57%(B)(D)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)       0.38%(B)
Ratio of Net Investment Income to
 Average Net Assets...............       1.95%(D)          1.65%          1.45%          1.66%          1.83%          1.45%
Portfolio Turnover Rate...........        N/A               N/A            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                         Tax-Managed U.S. Equity Portfolio
                                   --------------------------------------------------------------------------
                                     Six Months       Year        Year        Year        Year         Year
                                        Ended        Ended       Ended       Ended       Ended        Ended
                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                        2016          2015        2014        2013        2012         2011
----------------------------------------------------------------------------------------------------------------
                                     (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    22.46      $    21.89  $    19.20  $    15.16  $    13.48  $    12.70
                                   ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.21            0.40        0.34        0.32        0.27        0.23
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.24)           0.56        2.69        4.05        1.67        0.77
                                   ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................      (0.03)           0.96        3.03        4.37        1.94        1.00
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.23)          (0.39)      (0.34)      (0.33)      (0.26)      (0.22)
                                   ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (0.23)          (0.39)      (0.34)      (0.33)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    22.20      $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
================================== ===========     ==========  ==========  ==========  ==========  ==========
Total Return......................      (0.13)%(C)       4.47%      15.89%      29.15%      14.57%       7.92%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,560,505      $2,494,153  $2,311,451  $1,991,461  $1,522,411  $1,364,068
Ratio of Expenses to Average Net
 Assets...........................       0.22%(D)        0.22%       0.22%       0.22%       0.22%       0.22%**
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor).........................       0.22%(D)        0.22%       0.22%       0.22%       0.22%       0.23%**
Ratio of Net Investment Income to
 Average Net Assets...............       1.93%(D)        1.79%       1.66%       1.89%       1.87%       1.65%
Portfolio Turnover Rate...........          1%(C)           1%          2%          3%          7%         11%*
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period February 28, 2011 through October 31, 2011. Effective February 28, 2011, the Portfolio invests directly in securities rather than through The Tax-Managed U.S. Equity Series.
**Represents the combined ratios for the Portfolio and, for the period November
  1, 2010 through February 27, 2011, its respective pro-rata share of The Tax-Managed U.S. Equity Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                    Tax-Managed U.S. Targeted Value Portfolio
                                   --------------------------------------------------------------------------  ---------------
                                     Six Months       Year        Year        Year        Year        Year       Six Months
                                        Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                        2016          2015        2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................... $    32.34      $    33.34  $    31.06  $    22.89  $    20.02  $    19.09  $    36.77
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.19            0.39        0.26        0.33        0.21        0.14        0.20
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................      (0.66)           0.16        3.11        8.69        2.85        0.93       (0.45)
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................      (0.47)           0.55        3.37        9.02        3.06        1.07       (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.21)          (0.37)      (0.27)      (0.34)      (0.19)      (0.14)      (0.20)
  Net Realized Gains..............      (1.14)          (1.18)      (0.82)      (0.51)         --          --       (1.58)
                                   ----------      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.35)          (1.55)      (1.09)      (0.85)      (0.19)      (0.14)      (1.78)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    30.52      $    32.34  $    33.34  $    31.06  $    22.89  $    20.02  $    34.74
================================== ===========     ==========  ==========  ==========  ==========  ==========  ===========
Total Return......................      (1.40)%(C)       1.89%      11.10%      40.60%      15.39%       5.58%      (0.64)%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $3,629,290      $3,670,472  $3,572,307  $3,201,053  $2,378,567  $2,191,055  $2,186,931
Ratio of Expenses to Average Net
 Assets...........................       0.44%(D)        0.44%       0.43%       0.44%       0.44%       0.44%       0.52%(D)
Ratio of Net Investment Income to
 Average Net Assets...............       1.31%(D)        1.19%       0.80%       1.24%       0.98%       0.66%       1.17%(D)
Portfolio Turnover Rate...........         11%(C)          14%          7%          6%         12%         21%          8%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       Tax-Managed U.S. Small Cap Portfolio
                                   -----------------------------------------------------------
                                      Year        Year        Year        Year        Year
                                     Ended       Ended       Ended       Ended       Ended
                                    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                      2015        2014        2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................... $    36.99  $    34.31  $    24.93  $    22.07  $    20.47
                                   ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).....................       0.36        0.25        0.35        0.21        0.15
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)....................       0.45        2.69        9.40        2.85        1.59
                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations....................       0.81        2.94        9.75        3.06        1.74
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........      (0.34)      (0.26)      (0.37)      (0.20)      (0.14)
  Net Realized Gains..............      (0.69)         --          --          --          --
                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............      (1.03)      (0.26)      (0.37)      (0.20)      (0.14)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period.... $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
================================== ==========  ==========  ==========  ==========  ==========
Total Return......................       2.31%       8.58%      39.55%      13.95%       8.50%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................... $2,190,308  $2,092,558  $1,872,935  $1,331,266  $1,212,285
Ratio of Expenses to Average Net
 Assets...........................       0.52%       0.52%       0.52%       0.53%       0.53%
Ratio of Net Investment Income to
 Average Net Assets...............       0.96%       0.70%       1.20%       0.90%       0.64%
Portfolio Turnover Rate...........          8%          7%          7%         17%         22%
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              T.A. U.S. Core Equity 2 Portfolio
                                         --------------------------------------------------------------------------
                                           Six Months       Year        Year        Year        Year        Year
                                              Ended        Ended       Ended       Ended       Ended       Ended
                                            April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                              2016          2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    14.09      $    14.21  $    12.78  $     9.75  $     8.63  $     8.18
                                         ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.13            0.24        0.20        0.19        0.16        0.12
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.17)           0.05        1.55        3.04        1.11        0.45
                                         ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.04)           0.29        1.75        3.23        1.27        0.57
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.14)          (0.23)      (0.20)      (0.19)      (0.15)      (0.12)
  Net Realized Gains....................         --           (0.18)      (0.12)      (0.01)         --          --
                                         ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions..................      (0.14)          (0.41)      (0.32)      (0.20)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    13.91      $    14.09  $    14.21  $    12.78  $     9.75  $     8.63
======================================== ===========     ==========  ==========  ==========  ==========  ==========
Total Return............................      (0.28)%(C)       2.14%      13.88%      33.58%      14.82%       6.97%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,831,816      $5,549,153  $5,056,211  $4,103,753  $2,853,234  $2,432,872
Ratio of Expenses to Average Net
 Assets.................................       0.24%(D)        0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.24%(D)        0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.93%(D)        1.65%       1.51%       1.72%       1.71%       1.39%
Portfolio Turnover Rate.................          1%(C)           7%          7%          2%          6%          6%
---------------------------------------------------------------------------------------------------------------------

                                                         Tax-Managed DFA International Value Portfolio
                                         ----------------------------------------------------------------------------
                                           Six Months        Year         Year        Year        Year         Year
                                              Ended         Ended        Ended       Ended       Ended        Ended
                                            April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                              2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $    13.87      $    15.17   $    15.99   $    12.91  $    12.99  $    14.53
                                         ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.18            0.44         0.66         0.39        0.42        0.46
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.71)          (1.32)       (0.83)        3.09       (0.10)      (1.55)
                                         ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.....      (0.53)          (0.88)       (0.17)        3.48        0.32       (1.09)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.14)          (0.41)       (0.65)       (0.40)      (0.40)      (0.45)
  Net Realized Gains....................         --           (0.01)          --           --          --          --
                                         ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions..................      (0.14)          (0.42)       (0.65)       (0.40)      (0.40)      (0.45)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    13.20      $    13.87   $    15.17   $    15.99  $    12.91  $    12.99
======================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return............................      (3.81)%(C)      (5.93)%      (1.29)%      27.39%       2.77%      (7.81)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $2,896,983      $2,994,931   $2,977,257   $2,758,384  $1,971,388  $1,843,496
Ratio of Expenses to Average Net
 Assets.................................       0.53%(D)        0.53%        0.53%        0.53%       0.55%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................       0.53%(D)        0.53%        0.53%        0.53%       0.55%       0.55%
Ratio of Net Investment Income to
 Average Net Assets.....................       2.89%(D)        2.99%        4.13%        2.70%       3.32%       3.16%
Portfolio Turnover Rate.................         11%(C)          25%          13%          12%         18%         16%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         T.A. World ex U.S. Core Equity Portfolio
                      ----------------------------------------------------------------------------
                        Six Months        Year         Year        Year        Year         Year
                           Ended         Ended        Ended       Ended       Ended        Ended
                         April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                           2016           2015         2014        2013        2012         2011
----------------------------------------------------------------------------------------------------
                        (Unaudited)
Net Asset Value,
 Beginning of Period. $     9.30      $     9.94   $    10.25   $     8.56  $     8.39  $     9.31
                      ----------      ----------   ----------   ----------  ----------  ----------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).       0.10            0.24         0.28         0.23        0.23        0.25
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......      (0.10)          (0.65)       (0.30)        1.70        0.16       (0.93)
                      ----------      ----------   ----------   ----------  ----------  ----------
   Total from
    Investment
    Operations.......         --           (0.41)       (0.02)        1.93        0.39       (0.68)
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............      (0.09)          (0.23)       (0.27)       (0.24)      (0.22)      (0.24)
 Net Realized Gains..         --              --        (0.02)          --          --          --
                      ----------      ----------   ----------   ----------  ----------  ----------
   Total
    Distributions....      (0.09)          (0.23)       (0.29)       (0.24)      (0.22)      (0.24)
----------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $     9.21      $     9.30   $     9.94   $    10.25  $     8.56  $     8.39
====================  ===========     ==========   ==========   ==========  ==========  ==========
Total Return.........      (0.02)%(C)      (4.15)%      (0.25)%      22.88%       4.90%      (7.55)%
----------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,243,070      $2,124,313   $1,995,500   $1,725,895  $1,240,607  $1,042,981
Ratio of Expenses
 to Average Net
 Assets..............       0.45%(D)        0.45%        0.45%        0.46%       0.49%       0.48%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor and Fees
 Paid Indirectly)....       0.45%(D)        0.45%        0.45%        0.46%       0.49%       0.48%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       2.29%(D)        2.42%        2.71%        2.45%       2.77%       2.63%
Portfolio Turnover
 Rate................          7%(C)           5%           8%           2%          3%          5%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-eight portfolios are presented in separate reports.

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio are organized as stand-alone registered investment companies.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its pro rata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the

Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          Investment
                                                        Management Fees
                                                        ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2016, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    Previously
                                                                     Recovery      Waived Fees/
                                                                   of Previously     Expenses
                                                                   Waived Fees/       Assumed
                                                      Expense        Expenses    Subject to Future
Institutional Class Shares                       Limitation Amount    Assumed        Recovery
--------------------------                       ----------------- ------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1).       0.35%            --              --
Tax-Managed U.S. Equity Portfolio (2)...........       0.22%            --              --
T.A. U.S. Core Equity 2 Portfolio (3)...........       0.30%            --              --
T.A. World ex U.S. Core Equity Portfolio (4)....       0.60%            --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                          Fees Paid
                                                          Indirectly
                                                          ----------
           Tax-Managed DFA International Value Portfolio.     $6
           T.A. World ex U.S. Core Equity Portfolio......      6

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid to the CCO by the Fund were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $ 98
              Tax-Managed U.S. Equity Portfolio.............  106
              Tax-Managed U.S. Targeted Value Portfolio.....  101
              Tax-Managed U.S. Small Cap Portfolio..........   59
              T.A. U.S. Core Equity 2 Portfolio.............  105
              Tax-Managed DFA International Value Portfolio.   88
              T.A. World ex U.S. Core Equity Portfolio......   44

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio............. $130,461  $ 34,165
       Tax-Managed U.S. Targeted Value Portfolio.....  395,833   372,889
       Tax-Managed U.S. Small Cap Portfolio..........  230,044   159,069
       T.A. U.S. Core Equity 2 Portfolio.............  418,874    57,588
       Tax-Managed DFA International Value Portfolio.  334,645   314,026
       T.A. World ex U.S. Core Equity Portfolio......  274,586   135,654

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  Increase       Increase
                                                                 (Decrease)     (Decrease)
                                                  Increase     Undistributed   Accumulated
                                                 (Decrease)    Net Investment  Net Realized
                                               Paid-In Capital     Income     Gains (Losses)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424         $(1,424)            --
Tax-Managed U.S. Equity Portfolio.............         --               1        $    (1)
Tax-Managed U.S. Targeted Value Portfolio.....      6,446          (1,509)        (4,937)
Tax-Managed U.S. Small Cap Portfolio..........      4,457            (753)        (3,704)
T.A. U.S. Core Equity 2 Portfolio.............        882            (868)           (14)
Tax-Managed DFA International Value Portfolio.      1,465          (1,901)           436
T.A. World ex U.S. Core Equity Portfolio......      1,749          (1,590)          (159)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income    Total
                                             -------------- ------------- ---------- -------
Tax-Managed U.S. Marketwide Value Portfolio
2014........................................    $49,288          --           --     $49,288
2015........................................     60,761          --           --      60,761
Tax-Managed U.S. Equity Portfolio
2014........................................     35,329          --           --      35,329
2015........................................     42,330          --           --      42,330

                                               Net Investment
                                                 Income and
                                                 Short-Term     Long-Term   Tax Exempt
                                               Capital Gains  Capital Gains   Income    Total
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Targeted Value Portfolio
2014..........................................    $ 28,250      $ 83,909        --     $112,159
2015..........................................      40,821       125,781        --      166,602
Tax-Managed U.S. Small Cap Portfolio
2014..........................................      14,279            --        --       14,279
2015..........................................      19,870        38,979        --       58,849
T.A. U.S. Core Equity 2 Portfolio
2014..........................................      66,232        39,638        --      105,870
2015..........................................      85,159        65,625        --      150,784
Tax-Managed DFA International Value Portfolio
2014..........................................     120,029            --        --      120,029
2015..........................................      85,981         2,411        --       88,392
T.A. World ex U.S. Core Equity Portfolio
2014..........................................      50,468         3,988        --       54,456
2015..........................................      50,580            --        --       50,580

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               Net Investment
                                                   Income
                                               and Short-Term   Long-Term
                                               Capital Gains  Capital Gains Total
                                               -------------- ------------- ------
Tax-Managed U.S. Marketwide Value Portfolio...     $1,424            --     $1,424
Tax-Managed U.S. Targeted Value Portfolio.....      1,580        $4,866      6,446
Tax-Managed U.S. Small Cap Portfolio..........        783         3,674      4,457
T.A. U.S. Core Equity 2 Portfolio.............        876             2        878
Tax-Managed DFA International Value Portfolio.      1,465            --      1,465
T.A. World ex U.S. Core Equity Portfolio......      1,749            --      1,749

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................    $ 7,971             --      $ (37,141)    $1,655,277    $1,626,107
Tax-Managed U.S. Equity Portfolio.      5,661             --       (322,969)     1,229,681       912,373
Tax-Managed U.S. Targeted Value
  Portfolio.......................      3,943       $128,577             --      1,392,007     1,524,527
Tax-Managed U.S. Small Cap
  Portfolio.......................      1,526         94,181             --        877,201       972,908
T.A. U.S. Core Equity 2 Portfolio.     10,796            163             --      2,062,284     2,073,243
Tax-Managed DFA International
  Value Portfolio.................     10,616             --        (23,126)       (37,505)      (50,015)
T.A. World ex U.S. Core Equity
  Portfolio.......................      7,982             --        (25,489)       182,607       165,100

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                               --------------------------
                                                2017     2018   Unlimited  Total
                                               ------- -------- --------- --------
Tax-Managed U.S. Marketwide Value Portfolio...      -- $ 37,141       --  $ 37,141
Tax-Managed U.S. Equity Portfolio............. $36,404  286,566       --   322,970
Tax-Managed U.S. Targeted Value Portfolio.....      --       --       --        --
Tax-Managed U.S. Small Cap Portfolio..........      --       --       --        --
T.A. U.S. Core Equity 2 Portfolio.............      --       --       --        --
Tax-Managed DFA International Value Portfolio.      --       --  $23,126    23,126
T.A. World ex U.S. Core Equity Portfolio......      --       --   25,489    25,489

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $62,521
              Tax-Managed U.S. Equity Portfolio...........  42,514

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     Net Unrealized
                                               Federal Tax  Unrealized   Unrealized   Appreciation
                                                  Cost     Appreciation Depreciation (Depreciation)
                                               ----------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,352,237   $1,539,670          --     $1,539,670
Tax-Managed U.S. Equity Portfolio.............  1,601,154    1,216,229   $ (44,690)     1,171,539
Tax-Managed U.S. Targeted Value Portfolio.....  2,709,773    1,366,711     (97,290)     1,269,421
Tax-Managed U.S. Small Cap Portfolio..........  1,710,325      886,460     (52,547)       833,913
T.A. U.S. Core Equity 2 Portfolio.............  4,494,752    2,073,929    (108,872)     1,965,057
Tax-Managed DFA International Value Portfolio.  3,020,831      267,210    (389,021)      (121,811)
T.A. World ex U.S. Core Equity Portfolio......  2,098,498      453,675    (272,344)       181,331

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                                               Unrealized
                                                Expiration Number of  Contract    Gain       Cash
                              Description          Date    Contracts*  Value     (Loss)   Collateral
                         -------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)  06/17/16     175     $18,017     $108       $788
                                                                      -------     ----

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $2,985 (amount in thousands).

                                                                                 Unrealized
                                                  Expiration Number of  Contract    Gain       Cash
                                Description          Date    Contracts*  Value     (Loss)   Collateral
                           -------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed U.S. Targeted
  Value Portfolio......... S&P 500 Emini Index(R)  06/17/16     258     $26,562    $1,022     $1,161
                                                                        -------    ------

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $16,534 (amount in thousands).

                                                                               Unrealized
                                                Expiration Number of  Contract    Gain       Cash
                              Description          Date    Contracts*  Value     (Loss)   Collateral
                         -------------------    ---------- ---------- -------- ---------- ----------
T.A. U.S. Core Equity 2
  Portfolio............. S&P 500 Emini Index(R)  06/17/16     370     $38,093    $1,468     $1,665
                                                                      -------    ------

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $23,977 (amount in thousands).

                                                                                      Unrealized
                                                       Expiration Number of  Contract    Gain       Cash
                                     Description          Date    Contracts*  Value     (Loss)   Collateral
                               --------------------    ---------- ---------- -------- ---------- ----------
Tax-Managed DFA International
  Value Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     200     $16,619     $721      $  717
Tax-Managed DFA International
  Value Portfolio............. S&P 500 Emini Index(R)   06/17/16     110      11,325      104         488
                                                                             -------     ----
                                                                             $27,944     $825      $1,205
                                                                             =======     ====

* During the six months ended April 30, 2016, the Portfolio's average notional contract amount of outstanding futures contracts was $17,209 (amount in thousands).

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of April 30, 2016:

                           Location on the Statements of Assets and Liabilities
                           ----------------------------------------------------
 Derivative Type              Asset Derivatives         Liability Derivatives
 ---------------           ------------------------    ------------------------
 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                    Asset Derivatives Value
                                               ---------------------------------
                                                Total Value    Foreign
                                                     at       Exchange   Equity
                                               April 30, 2016 Contracts Contracts
                                               -------------- --------- ---------
Tax-Managed U.S. Equity Portfolio.............     $  108        --      $  108*
Tax-Managed U.S. Targeted Value Portfolio.....      1,022        --       1,022*
T.A. U.S. Core Equity 2 Portfolio.............      1,468        --       1,468*
Tax-Managed DFA International Value Portfolio.        825        --         825*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2016:

    Derivative Type   Location of Gain (Loss) on Derivatives
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized gains and losses from the Portfolios derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                       Realized Gain (Loss) on
                                                         Derivatives
                                                       -----------------------
                                                                   Equity
                                                       Total      Contracts
                                                         ------   ---------
        Tax-Managed U.S. Targeted Value Portfolio..... $1,792      $1,792
        Tax-Managed U.S. Small Cap Portfolio*.........    259         259
        T.A. U.S. Core Equity 2 Portfolio.............  1,487       1,487
        Tax-Managed DFA International Value Portfolio.    745         745

                                                       Change in Unrealized
                                                       Appreciation (Depreciation) on
                                                         Derivatives
                                                       ------------------------------
                                                                      Equity
                                                       Total         Contracts
                                                          ------     ---------
        Tax-Managed U.S. Equity Portfolio............. $  108         $  108
        Tax-Managed U.S. Targeted Value Portfolio.....  1,022          1,022
        T.A. U.S. Core Equity 2 Portfolio.............  1,468          1,468
        Tax-Managed DFA International Value Portfolio.    825            825

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                        Weighted      Weighted    Number of   Interest Maximum Amount
                                         Average    Average Loan     Days     Expense  Borrowed During
                                      Interest Rate   Balance    Outstanding* Incurred   the Period
                                      ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio....     0.95%       $ 2,001         16        $ 1        $ 3,487
Tax-Managed U.S. Targeted Value
  Portfolio..........................     1.08%         4,979         13          2         11,566
Tax-Managed U.S. Small Cap Portfolio.     1.12%         4,583         10          1          9,539
T.A. U.S. Core Equity 2 Portfolio....     1.07%         3,711         10          1         18,165
Tax-Managed DFA International Value
  Portfolio..........................     0.93%         6,318         22          3         28,128
T.A. World ex U.S. Core Equity
  Portfolio..........................     0.99%        19,019         28         16         43,743

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016 if any, were executed by the Portfolios pursuant to Rule17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    Realized
  Portfolio                                      Purchases  Sales  Gain (Loss)
  ---------                                      --------- ------- -----------
  Tax-Managed U.S. Equity Portfolio.............  $16,953  $   907   $   626
  Tax-Managed U.S. Targeted Value Portfolio.....    9,620   34,733    (3,579)
  Tax-Managed U.S. Small Cap Portfolio..........   11,358   23,391    (3,284)
  T.A. World ex U.S. Core Equity Portfolio......      209      294      (325)
  Tax-Managed DFA International Value Portfolio.      188       --        --
  T.A. U.S. Core Equity 2 Portfolio.............   27,047    6,441    (3,415)

J. Securities Lending:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                            Market
                                                            Value
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 81,232
            Tax-Managed U.S. Targeted Value Portfolio.....  124,250
            Tax-Managed U.S. Small Cap Portfolio..........   57,978
            T.A. U.S. Core Equity 2 Portfolio.............  198,028
            Tax-Managed DFA International Value Portfolio.   14,030
            T.A. World ex U.S. Core Equity Portfolio......   23,006
            The Tax-Managed U.S. Marketwide Value Series..  213,696

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                 Remaining Contractual Maturity of the Agreements
                                                               As of April 30, 2016
                                           ------------------------------------------------------------
                                           Overnight and             Between
                                            Continuous    <30 days 30 & 90 days >90 days     Total
                                           -------------- -------- ------------ -------- --------------
Securities Lending Transactions
Tax-Managed U.S. Equity Portfolio
  Bonds................................... $  214,302,792   $--        $--        $--    $  214,302,792
Tax-Managed U.S. Targeted Value Portfolio
  Bonds................................... $  352,342,474   $--        $--        $--    $  352,342,474
Tax-Managed U.S. Small Cap Portfolio
  Bonds................................... $  355,736,778   $--        $--        $--    $  355,736,778
T.A. U.S. Core Equity 2 Portfolio Bonds... $  641,723,988   $--        $--        $--    $  641,723,988
Tax-Managed DFA International Value
  Portfolio Bonds......................... $   54,302,029   $--        $--        $--    $   54,302,029
                                           --------------   ---        ---        ---    --------------
T.A. World ex U.S. Core Equity Portfolio
  Bonds................................... $   55,714,498   $--        $--        $--    $   55,714,498
                                           --------------   ---        ---        ---    --------------
Total Borrowings.......................... $1,674,122,559   $--        $--        $--    $1,674,122,559
                                           --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for securities lending transactions.............. $1,674,122,559
                                                                                         ==============

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3            91%
   Tax-Managed U.S. Equity Portfolio.............      3            87%
   Tax-Managed U.S. Targeted Value Portfolio.....      3            95%
   Tax-Managed U.S. Small Cap Portfolio..........      3            93%
   T.A. U.S. Core Equity 2 Portfolio.............      3            90%
   Tax-Managed DFA International Value Portfolio.      3            94%
   T.A. World ex U.S. Core Equity Portfolio......      3            90%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      Six Months Ended April 30, 2016
EXPENSE TABLES
                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/15  04/30/16    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  992.30    0.21%    $1.04
Hypothetical 5% Annual Return................ $1,000.00 $1,023.82    0.21%    $1.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   8.7%
              Energy.......................................  14.0%
              Financials...................................  19.1%
              Health Care..................................  11.3%
              Industrials..................................  12.5%
              Information Technology.......................   9.6%
              Materials....................................   2.4%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
    Comcast Corp. Class A.................. 3,718,201 $  225,917,893            4.2%
    Ford Motor Co.......................... 2,262,492     30,679,392            0.6%
    Time Warner Cable, Inc.................   693,942    147,192,038            2.8%
    Time Warner, Inc....................... 1,534,860    115,329,380            2.2%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     38,956,210            0.7%
    Other Securities.......................              370,558,365            6.8%
                                                      --------------           -----
Total Consumer Discretionary...............              928,633,278           17.3%
                                                      --------------           -----
Consumer Staples -- (8.5%)
    Archer-Daniels-Midland Co..............   813,476     32,490,231            0.6%
    Constellation Brands, Inc. Class A.....   249,042     38,865,494            0.7%
    CVS Health Corp........................ 1,510,745    151,829,872            2.8%
    Mondelez International, Inc. Class A... 2,081,099     89,404,013            1.7%
#   Tyson Foods, Inc. Class A..............   405,030     26,659,075            0.5%
    Walgreens Boots Alliance, Inc..........   415,953     32,976,754            0.6%
    Other Securities.......................               91,336,897            1.7%
                                                      --------------           -----
Total Consumer Staples.....................              463,562,336            8.6%
                                                      --------------           -----
Energy -- (13.6%)
    Chevron Corp........................... 1,059,509    108,260,630            2.0%
    ConocoPhillips......................... 1,728,838     82,621,168            1.5%
    Exxon Mobil Corp....................... 2,285,264    202,017,338            3.8%
    Marathon Petroleum Corp................   903,936     35,325,819            0.7%
    Phillips 66............................   883,414     72,537,123            1.4%
    Schlumberger, Ltd......................   602,942     48,440,360            0.9%
    Valero Energy Corp.....................   605,899     35,669,274            0.7%
    Other Securities.......................              161,555,248            2.9%
                                                      --------------           -----
Total Energy...............................              746,426,960           13.9%
                                                      --------------           -----
Financials -- (18.6%)
    American International Group, Inc......   899,581     50,214,611            1.0%
    Bank of America Corp................... 5,529,894     80,515,257            1.5%
    Capital One Financial Corp.............   373,787     27,058,441            0.5%
    Citigroup, Inc......................... 2,111,653     97,727,301            1.8%
    CME Group, Inc.........................   414,385     38,086,125            0.7%
    Goldman Sachs Group, Inc. (The)........   209,155     34,324,427            0.7%
    JPMorgan Chase & Co.................... 2,192,830    138,586,856            2.6%
    MetLife, Inc...........................   991,138     44,700,324            0.8%
    Morgan Stanley......................... 1,054,617     28,537,936            0.5%
    Prudential Financial, Inc..............   497,625     38,635,605            0.7%
*   Synchrony Financial....................   914,357     27,951,893            0.5%
    Wells Fargo & Co....................... 1,406,844     70,314,063            1.3%
    Other Securities.......................              340,071,940            6.3%
                                                      --------------           -----
Total Financials...........................            1,016,724,779           18.9%
                                                      --------------           -----
Health Care -- (11.0%)
    Aetna, Inc.............................   558,462     62,698,529            1.2%
    Anthem, Inc............................   504,640     71,038,173            1.3%
*   Boston Scientific Corp................. 1,204,199     26,396,042            0.5%
*   Express Scripts Holding Co.............   501,076     36,944,334            0.7%
    Humana, Inc............................   236,814     41,932,655            0.8%
    Medtronic P.L.C........................   479,908     37,984,718            0.7%
#   Pfizer, Inc............................ 4,484,148    146,676,481            2.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc......................    499,520 $   72,055,760            1.4%
      Other Securities...................................               106,777,399            1.9%
                                                                     --------------          ------
Total Health Care........................................               602,504,091           11.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      CSX Corp...........................................  1,242,950     33,895,246            0.6%
      General Electric Co................................  3,873,888    119,122,056            2.2%
      Norfolk Southern Corp..............................    545,229     49,130,585            0.9%
      Northrop Grumman Corp..............................    175,493     36,197,186            0.7%
      Southwest Airlines Co..............................    645,761     28,807,398            0.6%
      Union Pacific Corp.................................    888,128     77,471,405            1.5%
      Other Securities...................................               321,650,290            5.9%
                                                                     --------------          ------
Total Industrials........................................               666,274,166           12.4%
                                                                     --------------          ------
Information Technology -- (9.4%)
      Activision Blizzard, Inc...........................    982,162     33,855,124            0.7%
      Cisco Systems, Inc.................................  3,728,589    102,498,912            1.9%
      Intel Corp.........................................  3,141,595     95,127,497            1.8%
      QUALCOMM, Inc......................................    820,308     41,441,960            0.8%
*     Yahoo!, Inc........................................  1,048,770     38,384,982            0.7%
      Other Securities...................................               203,183,370            3.7%
                                                                     --------------          ------
Total Information Technology.............................               514,491,845            9.6%
                                                                     --------------          ------
Materials -- (2.3%)
      Other Securities...................................               125,935,445            2.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.7%)
      AT&T, Inc..........................................  5,441,020    211,220,396            3.9%
      Other Securities...................................                44,036,133            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               255,256,529            4.7%
                                                                     --------------          ------
Utilities -- (0.1%)
      Other Securities...................................                 8,790,449            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,328,599,878           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   167,860            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,328,767,738
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,680,486     51,680,486            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund.....................  7,607,782     88,022,042            1.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,300,426,704)................................              $5,468,470,266          101.7%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1       Level 2   Level 3     Total
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  928,467,808 $   165,470   --    $  928,633,278
  Consumer Staples............    463,562,336          --   --       463,562,336
  Energy......................    746,426,960          --   --       746,426,960
  Financials..................  1,016,724,779          --   --     1,016,724,779
  Health Care.................    602,504,091          --   --       602,504,091
  Industrials.................    666,274,166          --   --       666,274,166
  Information Technology......    514,491,845          --   --       514,491,845
  Materials...................    125,935,445          --   --       125,935,445
  Other.......................             --          --   --                --
  Telecommunication Services..    255,256,529          --   --       255,256,529
  Utilities...................      8,790,449          --   --         8,790,449
Rights/Warrants...............             --     167,860   --           167,860
Temporary Cash Investments....     51,680,486          --   --        51,680,486
Securities Lending Collateral.             --  88,022,042   --        88,022,042
Futures Contracts**...........        474,883          --   --           474,883
                               -------------- -----------   --    --------------
TOTAL......................... $5,380,589,777 $88,355,372   --    $5,468,945,149
                               ============== ===========   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $297,781 of securities on loan)*......... $5,328,768
Temporary Cash Investments at Value & Cost...............................     51,680
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.     88,022
Segregated Cash for Futures Contracts....................................      1,755
Receivables:
  Investment Securities Sold.............................................      7,901
  Dividends and Interest.................................................      6,015
  Securities Lending Income..............................................         56
Prepaid Expenses and Other Assets........................................          4
                                                                          ----------
     Total Assets........................................................  5,484,201
                                                                          ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................        357
  Upon Return of Securities Loaned.......................................     88,022
  Investment Securities Purchased........................................     17,072
  Due to Advisor.........................................................        870
  Futures Margin Variation...............................................        251
Accrued Expenses and Other Liabilities...................................        252
                                                                          ----------
     Total Liabilities...................................................    106,824
                                                                          ----------
NET ASSETS............................................................... $5,377,377
                                                                          ==========
Investments at Cost...................................................... $3,160,724
                                                                          ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $2)............... $  58,568
    Income from Securities Lending................................       568
                                                                   ---------
       Total Investment Income....................................    59,136
                                                                   ---------
  Expenses
    Investment Management Fees....................................     5,093
    Accounting & Transfer Agent Fees..............................       129
    Custodian Fees................................................        28
    Shareholders' Reports.........................................        10
    Directors'/Trustees' Fees & Expenses..........................        22
    Professional Fees.............................................        47
    Other.........................................................        75
                                                                   ---------
       Total Expenses.............................................     5,404
                                                                   ---------
    Net Expenses..................................................     5,404
                                                                   ---------
    Net Investment Income (Loss)..................................    53,732
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold..................................    65,104
      Futures.....................................................     3,753
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  (160,166)
      Futures.....................................................       475
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   (90,834)
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ (37,102)
                                                                   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          The Tax-Managed U.S.
                                                                         Marketwide Value Series
-                                                                        ----------------------
                                                                         Six Months     Year
                                                                            Ended      Ended
                                                                          April 30,   Oct. 31,
                                                                            2016        2015
-                                                                        ----------- ----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   53,732  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................     65,104      88,248
    Futures.............................................................      3,753          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (160,166)    (36,271)
    Futures.............................................................        475          --
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    (37,102)    148,446
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    201,134     247,754
  Withdrawals...........................................................   (135,067)   (191,765)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     66,067      55,989
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................     28,965     204,435
Net Assets
  Beginning of Period...................................................  5,348,412   5,143,977
                                                                         ----------  ----------
  End of Period......................................................... $5,377,377  $5,348,412
                                                                         ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     The Tax-Managed U.S. Marketwide Value Series
                                                      ---------------------------------------------------------------------------
                                                        Six Months       Year        Year        Year        Year        Year
                                                           Ended        Ended       Ended       Ended       Ended       Ended
                                                         April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                           2016          2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Total Return.........................................      (0.77)%(C)       2.93%      15.17%      35.92%      18.47%       6.33%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $5,377,377      $5,348,412  $5,143,977  $4,389,755  $3,306,476  $2,901,325
Ratio of Expenses to Average Net Assets..............       0.21%(D)        0.21%       0.21%       0.21%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.11%(D)        1.82%       1.61%       1.82%       1.99%       1.61%
Portfolio Turnover Rate..............................          5%(C)           6%          2%          5%         10%         20%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $137 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $322,820  $235,800

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,301,033   $2,261,287    $(93,850)    $2,167,437

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

   1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Series had outstanding futures contracts (dollar amounts in thousands):

                                                   Expiration Number of  Contract Unrealized     Cash
                                Description           Date    Contracts*  Value   Gain (Loss) Collateral
                           ----------------------- ---------- ---------- -------- ----------- ----------
The Tax-Managed U.S.
  Marketwide Value Series. S&P 500 Emini Index(R)   06/17/16     300     $30,887     $475       $1,755
                                                                         -------     ----

* During the six months ended April 30, 2016, the Series' average notional contract amount of outstanding futures contracts was $19,862 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                   Asset Derivatives Value
                                                   -----------------------
                                                    Total Value
                                                         at        Equity
                                                   April 30, 2016 Contracts
                                                   -------------- ---------
     The Tax-Managed U.S. Marketwide Value Series.      $475        $475*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2016:

    Derivative Type   Location of Gain (Loss) on Derivatives
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                       Realized Gain (Loss) on
                                                         Derivatives
                                                       -----------------------
                                                                          Equity
                                                       Total             Contracts
                                                         ------          ---------
         The Tax-Managed U.S. Marketwide Value Series. $3,753             $3,753
                                                       Change in Unrealized
                                                       Appreciation (Depreciation) on
                                                         Derivatives
                                                       -----------------------
                                                                          Equity
                                                       Total             Contracts
                                                         ------          ---------
         The Tax-Managed U.S. Marketwide Value Series. $  475             $  475

F. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                Weighted      Weighted    Number of   Maximum Amount
                                                 Average    Average Loan     Days     Borrowed During
                                              Interest Rate   Balance    Outstanding*   the Period
                                              ------------- ------------ ------------ ---------------
The Tax-Managed U.S. Marketwide Value Series.     0.87%         $734          7           $2,249

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

G. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                   Realized
   Portfolio                                     Purchases Sales  Gain (Loss)
   ---------                                     --------- ------ -----------
   The Tax-Managed U.S. Marketwide Value Series.  $13,215  $4,130   $1,356

H. Securities Lending:

   As of April 30, 2016, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $213,696 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                              Remaining Contractual Maturity of the Agreements
                                            As of April 30, 2016
                          --------------------------------------------------------------
                          Overnight and              Between
                           Continuous    <30 days  30 & 90 days   >90 days      Total
                          -------------  --------  ------------   --------   -----------
   Securities Lending Transactions
   The Tax-Managed U.S. Marketwide Value Series
      Bonds...........     $88,022,042     $--         $--          $--      $88,022,042
   Total Borrowings......  $88,022,042     $--         $--          $--      $88,022,042
                           -----------     ---         ---          ---      -----------
   Gross amount of recognized liabilities for securities lending transactions $88,022,04
                                                                             ===========

I. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Other:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-002S
 [LOGO]                                                              00157600

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                     Page
                                                                     ----
       Letter to Shareholders
       Definitions of Abbreviations and Footnotes...................   1
          Disclosure of Fund Expenses...............................   2
          Disclosure of Portfolio Holdings..........................   3
          Summary Schedules of Portfolio Holdings
              CSTG&E U.S. Social Core Equity 2 Portfolio............   4
              CSTG&E International Social Core Equity Portfolio.....   7
          Statements of Assets and Liabilities......................  11
          Statements of Operations..................................  12
          Statements of Changes in Net Assets.......................  13
          Financial Highlights......................................  14
          Notes to Financial Statements.............................  15
       Voting Proxies on Fund Portfolio Securities..................  23
       Board Approval of Investment Management Agreements...........  24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        Are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

       Financial Highlights
       --------------------
       (A)  Computed using average shares outstanding.
       (B)  Non-Annualized
       (C)  Annualized

       All Statements, Schedules and Notes to Financial Statements
       -----------------------------------------------------------
       --   Amounts designated as -- are either zero or rounded to zero.
       SEC  Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                           Six Months Ended April 30, 2016
EXPENSE TABLES
                                                   Beginning  Ending              Expenses
                                                    Account  Account   Annualized   Paid
                                                     Value    Value     Expense    During
                                                   11/01/15  04/30/16    Ratio*   Period*
                                                   --------- --------- ---------- --------

CSTG&E U.S. Social Core Equity 2 Portfolio
------------------------------------------
Actual Fund Return................................ $1,000.00 $  993.50    0.33%    $1.64
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.22    0.33%    $1.66

CSTG&E International Social Core Equity Portfolio
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $  991.70    0.53%    $2.62
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.23    0.53%    $2.66

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  CSTG&E U.S. Social Core Equity 2 Portfolio
              Consumer Discretionary.......................  18.0%
              Consumer Staples.............................   6.5%
              Energy.......................................   8.8%
              Financials...................................  18.5%
              Industrials..................................  16.8%
              Information Technology.......................  19.3%
              Materials....................................   5.6%
              Telecommunication Services...................   3.5%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

               CSTG&E International Social Core Equity Portfolio
              Consumer Discretionary.......................  16.7%
              Consumer Staples.............................   7.7%
              Energy.......................................   7.5%
              Financials...................................  21.6%
              Industrials..................................  19.4%
              Information Technology.......................   6.7%
              Materials....................................  12.5%
              Telecommunication Services...................   4.1%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                            Shares   Value+    of Net Assets**
                                            ------   ------    ---------------
  COMMON STOCKS -- (85.5%)
  Consumer Discretionary -- (15.4%)
  *   Amazon.com, Inc......................    700 $   461,713            0.6%
      Comcast Corp. Class A................ 16,957   1,030,307            1.2%
  #   Ford Motor Co........................ 25,333     343,515            0.4%
      General Motors Co....................  7,910     251,538            0.3%
      Home Depot, Inc. (The)...............  2,736     366,323            0.4%
      McDonald's Corp......................  1,800     227,682            0.3%
  #   Time Warner Cable, Inc...............  2,180     462,400            0.6%
      Time Warner, Inc.....................  4,154     312,132            0.4%
      Walt Disney Co. (The)................  5,800     598,908            0.7%
      Other Securities.....................         11,038,983           13.0%
                                                   -----------           -----
  Total Consumer Discretionary.............         15,093,501           17.9%
                                                   -----------           -----
  Consumer Staples -- (5.6%)
      Coca-Cola Co. (The)..................  7,711     345,453            0.4%
      Mondelez International, Inc. Class A.  7,028     301,923            0.4%
      PepsiCo, Inc.........................  3,179     327,310            0.4%
      Procter & Gamble Co. (The)........... 10,054     805,526            1.0%
      Wal-Mart Stores, Inc.................  8,842     591,265            0.7%
      Other Securities.....................          3,123,528            3.6%
                                                   -----------           -----
  Total Consumer Staples...................          5,495,005            6.5%
                                                   -----------           -----
  Energy -- (7.5%)
      Chevron Corp.........................  5,923     605,212            0.7%
      Exxon Mobil Corp..................... 21,592   1,908,733            2.3%
      Phillips 66..........................  2,417     198,460            0.2%
      Schlumberger, Ltd....................  6,845     549,927            0.7%
      Valero Energy Corp...................  3,800     223,706            0.3%
      Other Securities.....................          3,893,637            4.6%
                                                   -----------           -----
  Total Energy.............................          7,379,675            8.8%
                                                   -----------           -----
  Financials -- (15.8%)
      American Express Co..................  3,886     254,261            0.3%
      Bank of America Corp................. 27,476     400,051            0.5%
  *   Berkshire Hathaway, Inc. Class B.....  2,400     349,152            0.4%
      Citigroup, Inc.......................  7,934     367,186            0.4%
      JPMorgan Chase & Co.................. 13,175     832,660            1.0%
      Travelers Cos., Inc. (The)...........  2,608     286,619            0.4%
      U.S. Bancorp.........................  8,200     350,058            0.4%
      Wells Fargo & Co..................... 23,585   1,178,778            1.4%
      Other Securities.....................         11,561,102           13.7%
                                                   -----------           -----
  Total Financials.........................         15,579,867           18.5%
                                                   -----------           -----
  Industrials -- (14.4%)
      3M Co................................  1,300     217,594            0.3%
      Caterpillar, Inc.....................  3,104     241,243            0.3%
      General Electric Co.................. 10,969     337,297            0.4%
      Honeywell International, Inc.........  1,737     198,487            0.2%
      Southwest Airlines Co................  4,772     212,879            0.3%
      Union Pacific Corp...................  4,649     405,532            0.5%
      United Technologies Corp.............  4,360     455,053            0.5%
      Other Securities.....................         12,072,358           14.3%
                                                   -----------           -----
  Total Industrials........................         14,140,443           16.8%
                                                   -----------           -----

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                           Shares     Value+    of Net Assets**
                                                           ------     ------    ---------------
Information Technology -- (16.5%)
*     Alphabet, Inc. Class A.............................       500 $   353,940            0.4%
*     Alphabet, Inc. Class C.............................       601     416,499            0.5%
      Apple, Inc.........................................    20,651   1,935,825            2.3%
      Cisco Systems, Inc.................................    21,707     596,725            0.7%
      EMC Corp...........................................     8,959     233,919            0.3%
*     Facebook, Inc. Class A.............................     2,293     269,611            0.3%
      Intel Corp.........................................    31,205     944,887            1.1%
      International Business Machines Corp...............     2,000     291,880            0.4%
      Microsoft Corp.....................................    22,691   1,131,600            1.4%
      Oracle Corp........................................     8,569     341,560            0.4%
      QUALCOMM, Inc......................................     5,140     259,673            0.3%
      Visa, Inc. Class A.................................     3,800     293,512            0.4%
      Other Securities...................................             9,146,327           10.7%
                                                                    -----------          ------
Total Information Technology.............................            16,215,958           19.2%
                                                                    -----------          ------
Materials -- (4.8%)
      Dow Chemical Co. (The).............................     4,429     233,010            0.3%
      Other Securities...................................             4,443,603            5.2%
                                                                    -----------          ------
Total Materials..........................................             4,676,613            5.5%
                                                                    -----------          ------
Other -- (0.0%)
      Other Securities...................................                    --            0.0%
                                                                    -----------          ------
Telecommunication Services -- (3.0%)
      AT&T, Inc..........................................    34,951   1,356,798            1.6%
      CenturyLink, Inc...................................     7,300     225,935            0.3%
      Verizon Communications, Inc........................    16,942     863,026            1.0%
      Other Securities...................................               537,040            0.6%
                                                                    -----------          ------
Total Telecommunication Services.........................             2,982,799            3.5%
                                                                    -----------          ------
Utilities -- (2.5%)
      Other Securities...................................             2,494,455            3.0%
                                                                    -----------          ------
TOTAL COMMON STOCKS......................................            84,058,316           99.7%
                                                                    -----------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                 1,281            0.0%
                                                                    -----------          ------
TOTAL INVESTMENT SECURITIES..............................            84,059,597
                                                                    -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%.   203,828     203,828            0.2%
                                                                    -----------          ------
SECURITIES LENDING COLLATERAL -- (14.3%)
(S)@  DFA Short Term Investment Fund..................... 1,214,654  14,053,547           16.7%
                                                                    -----------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $73,969,059)...................................             $98,316,972          116.6%
                                                                    ===========          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                  -------------------------------------------
                                    Level 1     Level 2   Level 3    Total
                                  ----------- ----------- ------- -----------
   Common Stocks
     Consumer Discretionary...... $15,093,501          --   --    $15,093,501
     Consumer Staples............   5,495,005          --   --      5,495,005
     Energy......................   7,379,675          --   --      7,379,675
     Financials..................  15,579,867          --   --     15,579,867
     Industrials.................  14,140,443          --   --     14,140,443
     Information Technology......  16,215,958          --   --     16,215,958
     Materials...................   4,676,613          --   --      4,676,613
     Other.......................          --          --   --             --
     Telecommunication Services..   2,982,799          --   --      2,982,799
     Utilities...................   2,494,455          --   --      2,494,455
   Rights/Warrants...............          -- $     1,281   --          1,281
   Temporary Cash Investments....     203,828          --   --        203,828
   Securities Lending Collateral.          --  14,053,547   --     14,053,547
                                  ----------- -----------   --    -----------
   TOTAL......................... $84,262,144 $14,054,828   --    $98,316,972
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                                 Shares  Value++   of Net Assets**
                                                 ------  -------   ---------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.9%)
    AMP, Ltd.................................... 54,320 $  241,371            0.3%
    Australia & New Zealand Banking Group, Ltd.. 18,347    336,299            0.4%
    BHP Billiton, Ltd........................... 20,901    326,410            0.3%
    Commonwealth Bank of Australia..............  3,672    204,997            0.2%
    National Australia Bank, Ltd................ 15,091    309,607            0.3%
    Other Securities............................         4,666,218            4.8%
                                                        ----------            ----
TOTAL AUSTRALIA.................................         6,084,902            6.3%
                                                        ----------            ----
AUSTRIA -- (0.6%)
    Other Securities............................           573,906            0.6%
                                                        ----------            ----
BELGIUM -- (1.4%)
    Other Securities............................         1,456,061            1.5%
                                                        ----------            ----
CANADA -- (8.5%)
    Bank of Nova Scotia (The)...................  4,072    213,547            0.2%
    Canadian Natural Resources, Ltd.............  6,871    206,267            0.2%
    Royal Bank of Canada........................  4,751    295,049            0.3%
    Suncor Energy, Inc..........................  7,806    229,132            0.3%
    Other Securities............................         7,814,569            8.0%
                                                        ----------            ----
TOTAL CANADA....................................         8,758,564            9.0%
                                                        ----------            ----
DENMARK -- (1.1%)
    Other Securities............................         1,174,692            1.2%
                                                        ----------            ----
FINLAND -- (1.9%)
    Other Securities............................         1,914,211            2.0%
                                                        ----------            ----
FRANCE -- (7.6%)
#   AXA SA...................................... 10,250    258,808            0.3%
    BNP Paribas SA..............................  4,597    243,452            0.3%
    Cie Generale des Etablissements Michelin....  2,932    306,247            0.3%
    Engie SA.................................... 16,372    270,031            0.3%
    Orange SA................................... 14,360    238,576            0.3%
    Total SA.................................... 16,503    834,075            0.9%
    Total SA Sponsored ADR......................  6,348    322,137            0.3%
    Vinci SA....................................  3,758    280,679            0.3%
    Other Securities............................         5,096,282            5.1%
                                                        ----------            ----
TOTAL FRANCE....................................         7,850,287            8.1%
                                                        ----------            ----

GERMANY -- (6.3%)...............................
    Allianz SE..................................  1,820    309,633            0.3%
    BASF SE.....................................  5,843    483,396            0.5%
    Bayerische Motoren Werke AG.................  3,356    310,475            0.3%
    Daimler AG..................................  8,155    568,213            0.6%
    Deutsche Telekom AG......................... 29,042    509,787            0.5%
    Other Securities............................         4,341,039            4.5%
                                                        ----------            ----
TOTAL GERMANY...................................         6,522,543            6.7%
                                                        ----------            ----
GREECE -- (0.0%)
    Other Securities............................                --            0.0%
                                                        ----------            ----
HONG KONG -- (2.3%)
    Other Securities............................         2,421,134            2.5%
                                                        ----------            ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 IRELAND -- (0.6%)
     Other Securities......................         $   575,304            0.6%
                                                    -----------           -----
 ISRAEL -- (0.5%)
     Other Securities......................             540,447            0.6%
                                                    -----------           -----
 ITALY -- (2.5%)
     Eni SpA...............................  16,433     268,465            0.3%
     Other Securities......................           2,345,769            2.4%
                                                    -----------           -----
 TOTAL ITALY...............................           2,614,234            2.7%
                                                    -----------           -----
 JAPAN -- (20.7%)
 #   Aeon Co., Ltd.........................  13,710     205,442            0.2%
     Honda Motor Co., Ltd..................   9,900     267,159            0.3%
     KDDI Corp.............................   6,900     198,760            0.2%
     Mitsubishi UFJ Financial Group, Inc...  61,870     285,518            0.3%
     Mizuho Financial Group, Inc........... 146,100     218,991            0.2%
     Nissan Motor Co., Ltd.................  24,200     214,751            0.2%
     NTT DOCOMO, Inc.......................  11,100     266,222            0.3%
     Sumitomo Mitsui Financial Group, Inc..   7,564     227,614            0.3%
     Toyota Motor Corp.....................  14,660     743,111            0.8%
     Toyota Motor Corp. Sponsored ADR......   2,966     301,642            0.3%
     Other Securities......................          18,424,536           18.9%
                                                    -----------           -----
 TOTAL JAPAN...............................          21,353,746           22.0%
                                                    -----------           -----
 NETHERLANDS -- (2.5%)
     Wolters Kluwer NV.....................   5,213     198,577            0.2%
     Other Securities......................           2,399,583            2.5%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           2,598,160            2.7%
                                                    -----------           -----
 NEW ZEALAND -- (0.3%)
     Other Securities......................             360,237            0.4%
                                                    -----------           -----
 NORWAY -- (0.9%)
     Other Securities......................             968,597            1.0%
                                                    -----------           -----
 PORTUGAL -- (0.3%)
     Other Securities......................             309,217            0.3%
                                                    -----------           -----
 SINGAPORE -- (1.1%)
     Other Securities......................           1,089,251            1.1%
                                                    -----------           -----
 SPAIN -- (2.5%)
     Banco Santander SA Sponsored ADR......  39,980     201,101            0.2%
     Iberdrola SA..........................  44,340     315,645            0.3%
     Other Securities......................           2,066,741            2.2%
                                                    -----------           -----
 TOTAL SPAIN...............................           2,583,487            2.7%
                                                    -----------           -----
 SWEDEN -- (3.1%)
     Other Securities......................           3,167,261            3.3%
                                                    -----------           -----
 SWITZERLAND -- (5.9%)
     ABB, Ltd..............................  13,615     288,233            0.3%
     Cie Financiere Richemont SA...........   3,726     248,450            0.3%
     Nestle SA.............................  13,561   1,012,188            1.1%
     Zurich Insurance Group AG.............   1,030     231,116            0.2%
     Other Securities......................           4,350,500            4.4%
                                                    -----------           -----
 TOTAL SWITZERLAND.........................           6,130,487            6.3%
                                                    -----------           -----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                       Shares    Value++    of Net Assets**
                                                       ------    -------    ---------------
UNITED KINGDOM -- (16.3%)
      Aviva P.L.C.....................................  45,969 $    291,237            0.3%
      BP P.L.C. Sponsored ADR.........................  19,227      645,637            0.7%
      HSBC Holdings P.L.C. Sponsored ADR..............  14,529      484,252            0.5%
      Lloyds Banking Group P.L.C...................... 224,117      219,973            0.2%
#     Lloyds Banking Group P.L.C. ADR.................  66,432      265,064            0.3%
      Rio Tinto P.L.C. Sponsored ADR..................   8,920      300,247            0.3%
      Royal Dutch Shell P.L.C. Class A................   7,646      200,278            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   7,989      422,549            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   5,982      319,140            0.3%
      Vodafone Group P.L.C. Sponsored ADR.............   8,539      279,579            0.3%
      Other Securities................................           13,435,046           13.9%
                                                               ------------          ------
TOTAL UNITED KINGDOM..................................           16,863,002           17.4%
                                                               ------------          ------
TOTAL COMMON STOCKS...................................           95,909,730           99.0%
                                                               ------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities................................              213,467            0.2%
                                                               ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities................................                   91            0.0%
                                                               ------------          ------
TOTAL PREFERRED STOCKS................................              213,558            0.2%
                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities................................                   --            0.0%
                                                               ------------          ------
NORWAY -- (0.0%)
      Other Securities................................                   --            0.0%
                                                               ------------          ------
SINGAPORE -- (0.0%)
      Other Securities................................                  582            0.0%
                                                               ------------          ------
TOTAL RIGHTS/WARRANTS.................................                  582            0.0%
                                                               ------------          ------
TOTAL INVESTMENT SECURITIES...........................           96,123,870
                                                               ------------

                                                                 Value+
                                                         -       ------            -

SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund.................. 623,783    7,217,172            7.4%
                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $111,524,865)...............................           $103,341,042          106.6%
                                                               ============          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                   Level 1     Level 2   Level 3    Total
                                 ----------- ----------- ------- ------------
  Common Stocks
    Australia................... $   293,632 $ 5,791,270   --    $  6,084,902
    Austria.....................          --     573,906   --         573,906
    Belgium.....................     115,192   1,340,869   --       1,456,061
    Canada......................   8,752,622       5,942   --       8,758,564
    Denmark.....................          --   1,174,692   --       1,174,692
    Finland.....................     248,413   1,665,798   --       1,914,211
    France......................     501,107   7,349,180   --       7,850,287
    Germany.....................     189,368   6,333,175   --       6,522,543
    Greece......................          --          --   --              --
    Hong Kong...................          --   2,421,134   --       2,421,134
    Ireland.....................     111,025     464,279   --         575,304
    Israel......................      23,177     517,270   --         540,447
    Italy.......................     197,268   2,416,966   --       2,614,234
    Japan.......................     792,304  20,561,442   --      21,353,746
    Netherlands.................     345,022   2,253,138   --       2,598,160
    New Zealand.................          --     360,237   --         360,237
    Norway......................      64,758     903,839   --         968,597
    Portugal....................          --     309,217   --         309,217
    Singapore...................          --   1,089,251   --       1,089,251
    Spain.......................     377,198   2,206,289   --       2,583,487
    Sweden......................      55,182   3,112,079   --       3,167,261
    Switzerland.................     339,402   5,791,085   --       6,130,487
    United Kingdom..............   3,924,626  12,938,376   --      16,863,002
  Preferred Stocks
    Germany.....................          --     213,467   --         213,467
    United Kingdom..............          --          91   --              91
  Rights/Warrants
    Hong Kong...................          --          --   --              --
    Norway......................          --          --   --              --
    Singapore...................          --         582   --             582
  Securities Lending Collateral.          --   7,217,172   --       7,217,172
                                 ----------- -----------   --    ------------
  TOTAL......................... $16,330,296 $87,010,746   --    $103,341,042
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)


                                                                                                         CSTG&E
                                                                                         CSTG&E U.S.  International
                                                                                         Social Core   Social Core
                                                                                          Equity 2       Equity
                                                                                         Portfolio*    Portfolio*
                                                                                         ------------ -------------
ASSETS:
Investments at Value (including $17,716 and $6,867 of securities on loan, respectively). $     84,060 $     96,124
Temporary Cash Investments at Value & Cost..............................................          204           --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost................       14,054        7,217
Foreign Currencies at Value.............................................................           --          216
Cash....................................................................................           --          119
Receivables:
  Investment Securities Sold............................................................           --          293
  Dividends, Interest and Tax Reclaims..................................................           75          517
  Securities Lending Income.............................................................            6           20
  Fund Shares Sold......................................................................           12            7
Prepaid Expenses and Other Assets.......................................................            1            1
                                                                                         ------------ ------------
     Total Assets.......................................................................       98,412      104,514
                                                                                         ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned......................................................       14,054        7,217
  Investment Securities Purchased.......................................................           --          304
  Due to Advisor........................................................................           19           33
Accrued Expenses and Other Liabilities..................................................           23           44
                                                                                         ------------ ------------
     Total Liabilities..................................................................       14,096        7,598
                                                                                         ------------ ------------
NET ASSETS.............................................................................. $     84,316 $     96,916
                                                                                         ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).................................................    6,090,665   11,828,209
                                                                                         ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................ $      13.84 $       8.19
                                                                                         ============ ============
Investments at Cost..................................................................... $     59,712 $    104,308
                                                                                         ============ ============
Foreign Currencies at Cost.............................................................. $         -- $        213
                                                                                         ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $     58,048 $    112,152
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).....................................................................           97          654
Accumulated Net Realized Gain (Loss)....................................................        1,823       (7,725)
Net Unrealized Foreign Exchange Gain (Loss).............................................           --           16
Net Unrealized Appreciation (Depreciation)..............................................       24,348       (8,181)
                                                                                         ------------ ------------
NET ASSETS.............................................................................. $     84,316 $     96,916
                                                                                         ============ ============
(1) NUMBER OF SHARES AUTHORIZED.........................................................  300,000,000  300,000,000
                                                                                         ============ ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. International
                                                                          Social Core  Social Core
                                                                           Equity 2      Equity
                                                                           Portfolio    Portfolio
                                                                          ----------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $125, respectively).   $   916      $ 1,406
  Income from Securities Lending.........................................        31           64
                                                                            -------      -------
     Total Investment Income.............................................       947        1,470
                                                                            -------      -------
Expenses
  Investment Management Fees.............................................       110          192
  Accounting & Transfer Agent Fees.......................................         3            8
  Custodian Fees.........................................................         3           10
  Filing Fees............................................................         1            1
  Shareholders' Reports..................................................         3            3
  Professional Fees......................................................         1            1
  Other..................................................................        14           28
                                                                            -------      -------
     Total Expenses......................................................       135          243
                                                                            -------      -------
  Fees Paid Indirectly (Note C)..........................................        --           --
                                                                            -------      -------
  Net Expenses...........................................................       135          243
                                                                            -------      -------
  Net Investment Income (Loss)...........................................       812        1,227
                                                                            -------      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     1,806         (603)
    Foreign Currency Transactions........................................        --           16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    (3,178)      (1,409)
    Translation of Foreign Currency Denominated Amounts..................        --           17
                                                                            -------      -------
  Net Realized and Unrealized Gain (Loss)................................    (1,372)      (1,979)
                                                                            -------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $  (560)     $  (752)
                                                                            =======      =======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 CSTG&E U.S. Social Core CSTG&E International
                                                                  Equity 2 Portfolio     Social Core Equity Portfolio
                                                                 ----------------------  ---------------------------
                                                                 Six Months      Year    Six Months        Year
                                                                    Ended       Ended       Ended         Ended
                                                                  April 30,    Oct. 31,   April 30,      Oct. 31,
                                                                    2016         2015       2016           2015
                                                                 -----------   --------  -----------     --------
                                                                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................   $   812     $ 1,504     $ 1,227       $  2,519
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     1,806       3,017        (603)          (500)
    Foreign Currency Transactions...............................        --          --          16            (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (3,178)     (3,340)     (1,409)        (4,121)
    Translation of Foreign Currency Denominated Amounts.........        --          --          17              6
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      (560)      1,181        (752)        (2,144)
                                                                   -------     -------     -------        --------
Distributions From:
  Net Investment Income.........................................      (872)     (1,493)       (924)        (2,493)
  Net Long-Term Gains...........................................    (1,316)         --          --             --
                                                                   -------     -------     -------        --------
     Total Distributions........................................    (2,188)     (1,493)       (924)        (2,493)
                                                                   -------     -------     -------        --------
Capital Share Transactions (1):
  Shares Issued.................................................       989         825       2,078          1,667
  Shares Issued in Lieu of Cash Distributions...................     2,187       1,493         924          2,493
  Shares Redeemed...............................................    (2,958)     (7,002)     (1,677)        (2,425)
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) from Capital Share Transactions....       218      (4,684)      1,325          1,735
                                                                   -------     -------     -------        --------
     Total Increase (Decrease) in Net Assets....................    (2,530)     (4,996)       (351)        (2,902)
Net Assets
  Beginning of Period...........................................    86,846      91,842      97,267        100,169
                                                                   -------     -------     -------        --------
  End of Period.................................................   $84,316     $86,846     $96,916       $ 97,267
                                                                   =======     =======     =======        ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................        73          58         259            191
  Shares Issued in Lieu of Cash Distributions...................       159         106         115            290
  Shares Redeemed...............................................      (216)       (476)       (211)          (279)
                                                                   -------     -------     -------        --------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................        16        (312)        163            202
                                                                   =======     =======     =======        ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)......................................   $    97     $   157     $   654       $    351

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              CSTG&E U.S. Social Core Equity 2 Portfolio
                                                      ----------------------------------------------------------
                                                      Six Months       Year     Year     Year     Year     Year
                                                         Ended        Ended    Ended    Ended    Ended    Ended
                                                       April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                         2016          2015     2014     2013     2012     2011
------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $ 14.30      $ 14.38  $ 13.08  $ 10.07  $  8.98  $  8.49
                                                        -------      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.13         0.24     0.20     0.20     0.16     0.13
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........................     (0.23)       (0.08)    1.30     3.01     1.08     0.49
                                                        -------      -------  -------  -------  -------  -------
   Total from Investment Operations..................     (0.10)        0.16     1.50     3.21     1.24     0.62
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.14)       (0.24)   (0.20)   (0.20)   (0.15)   (0.13)
  Net Realized Gains.................................     (0.22)          --       --       --       --       --
                                                        -------      -------  -------  -------  -------  -------
   Total Distributions...............................     (0.36)       (0.24)   (0.20)   (0.20)   (0.15)   (0.13)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $ 13.84      $ 14.30  $ 14.38  $ 13.08  $ 10.07  $  8.98
===================================================== ===========    ======== ======== ======== ======== ========
Total Return.........................................     (0.65)%(B)    1.13%   11.54%   32.27%   13.94%    7.24%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $84,316      $86,846  $91,842  $89,269  $76,197  $75,246
Ratio of Expenses to Average Net Assets..............      0.33%(C)     0.34%    0.32%    0.35%    0.36%    0.38%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)....................      0.33%(C)     0.34%    0.32%    0.35%    0.36%    0.38%
Ratio of Net Investment Income to Average Net Assets.      1.99%(C)     1.67%    1.47%    1.71%    1.65%    1.36%
Portfolio Turnover Rate..............................         7%(B)       12%      11%       4%       9%       9%
------------------------------------------------------------------------------------------------------------------

                                                             CSTG&E International Social Core Equity Portfolio
                                                      --------------------------------------------------------------
                                                      Six Months       Year       Year      Year      Year     Year
                                                         Ended        Ended      Ended     Ended     Ended    Ended
                                                       April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                         2016          2015       2014      2013      2012     2011
----------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period.................   $  8.34      $  8.74   $   9.16   $   7.39  $  7.27  $  7.92
                                                        -------      -------   --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................      0.10         0.22       0.29       0.21     0.21     0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........................     (0.17)       (0.40)     (0.43)      1.79     0.12    (0.64)
                                                        -------      -------   --------   --------  -------  -------
   Total from Investment Operations..................     (0.07)       (0.18)     (0.14)      2.00     0.33    (0.42)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................     (0.08)       (0.22)     (0.28)     (0.23)   (0.21)   (0.23)
  Net Realized Gains.................................        --           --         --         --       --       --
                                                        -------      -------   --------   --------  -------  -------
   Total Distributions...............................     (0.08)       (0.22)     (0.28)     (0.23)   (0.21)   (0.23)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................   $  8.19      $  8.34   $   8.74   $   9.16  $  7.39  $  7.27
===================================================== ===========    ========  ========   ========  ======== ========
Total Return.........................................     (0.83)%(B)   (2.15)%    (1.71)%    27.54%    4.87%   (5.62)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................   $96,916      $97,267   $100,169   $110,438  $64,902  $67,710
Ratio of Expenses to Average Net Assets..............      0.53%(C)     0.54%      0.53%      0.56%    0.60%    0.58%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)....................      0.53%(C)     0.54%      0.53%      0.56%    0.60%    0.58%
Ratio of Net Investment Income to Average Net Assets.      2.68%(C)     2.52%      3.08%      2.54%    3.00%    2.76%
Portfolio Turnover Rate..............................         1%(B)        8%        18%         8%       7%       6%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE

(normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42%, respectively, of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

Earned Income Credit:

   In addition, CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended
April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.     --*

* Amounts designated as -- are less than $500.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $4
             CSTG&E International Social Core Equity Portfolio.  4

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         Purchases Sales
                                                         --------- ------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $6,192   $6,747
      CSTG&E International Social Core Equity Portfolio.   2,466      695

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                      Increase       Increase
                                                                     (Decrease)     (Decrease)
                                                      Increase     Undistributed   Accumulated
                                                     (Decrease)    Net Investment  Net Realized
                                                   Paid-In Capital     Income     Gains (Losses)
                                                   --------------- -------------- --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........       $44            $(23)          $(21)
CSTG&E International Social Core Equity Portfolio.        --             (41)            41

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                   Net Investment
                                                     Income and
                                                     Short-Term     Long-Term   Tax Exempt
                                                   Capital Gains  Capital Gains   Income   Total
                                                   -------------- ------------- ---------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2014..............................................     $1,334          --           --     $1,334
2015..............................................      1,493          --           --      1,493
CSTG&E International Social Core Equity Portfolio
2014..............................................      3,441          --           --      3,441
2015..............................................      2,493          --           --      2,493

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
 CSTG&E U.S. Social Core Equity 2 Portfolio.      $23            $21       $44

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
CSTG&E U.S. Social Core Equity
  2 Portfolio....................      $161         $1,337             --       $27,522       $ 29,020
CSTG&E International Social Core
  Equity Portfolio...............       377             --        $(7,096)       (6,838)       (13,557)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                       Expires on October 31,
                                                       ---------------------
                                                       2017  Unlimited Total
                                                       ----  --------- ------
    CSTG&E U.S. Social Core Equity 2 Portfolio........   --       --       --
    CSTG&E International Social Core Equity Portfolio. $904    6,192   $7,096

   During the year ended October 31, 2015, the CSTG&E U.S. Social Core Equity 2 Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

           CSTG&E U.S. Social Core Equity 2 Portfolio........ $1,660
           CSTG&E International Social Core Equity Portfolio.     --

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           Net
                                                                                        Unrealized
                                                   Federal   Unrealized   Unrealized   Appreciation
                                                   Tax Cost Appreciation Depreciation (Depreciation)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $ 73,973   $28,183      $ (3,838)     $24,345
CSTG&E International Social Core Equity Portfolio.  111,590    15,553       (23,802)      (8,249)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average    Average Loan     Days     Expense  Borrowed During
                                         Interest Rate   Balance    Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     1.04%         $94           28        $--         $465
CSTG&E International Social Core Equity
  Portfolio.............................     1.05%          77           22         --          327

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                  Realized
    Portfolio                                   Purchases Sales  Gain (Loss)
    ---------                                   --------- ------ -----------
    CSTG&E U.S. Social Core Equity 2 Portfolio.    $85    $1,206    $235

J. Securities Lending:

   As of April 30, 2016, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral.

   In addition, the Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                              Market
                                                              Value
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........ $4,093
           CSTG&E International Social Core Equity Portfolio.    106

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                 Remaining Contractual Maturity of the Agreements
                                                               As of April 30, 2016
                                            ----------------------------------------------------------
                                            Overnight and             Between
                                             Continuous   < 30 days 30 & 90 days > 90 days    Total
                                            ------------- --------- ------------ --------- -----------
Securities Lending Transactions
CSTG&E U.S. Social Core Equity 2 Portfolio
 Bonds.....................................  $14,053,547     --          --         --     $14,053,547
CSTG&E International Social Core Equity
  Portfolio
 Bonds.....................................  $ 7,217,172     --          --         --     $ 7,217,172
                                             -----------     --          --         --     -----------
Total Borrowings...........................  $21,270,719     --          --         --     $21,270,719
                                             -----------     --          --         --     -----------
Gross amount of recognized liabilities for securities lending transactions......           $21,270,719
                                                                                           ===========

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, two shareholders held 95% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 97% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-015S
 [LOGO]                                                              00157607

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   4
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................   6
          VA U.S. Large Value Portfolio.................................   9
          VA International Value Portfolio..............................  12
          VA International Small Portfolio..............................  16
          VA Short-Term Fixed Portfolio.................................  20
          VA Global Bond Portfolio......................................  23
          VIT Inflation-Protected Securities Portfolio..................  26
          DFA VA Global Moderate Allocation Portfolio...................  27
      Statements of Assets and Liabilities..............................  28
      Statements of Operations..........................................  30
      Statements of Changes in Net Assets...............................  32
      Financial Highlights..............................................  36
      Notes to Financial Statements.....................................  40
   Voting Proxies on Fund Portfolio Securities..........................  54
   Board Approval of Investment Management Agreements...................  55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
GBP     British Pounds
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of April 30, 2016.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.
^^^     Face amount of security is not adjusted for inflation.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2016
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   VA U.S. Targeted Value Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,007.30    0.38%    $1.90
   Hypothetical 5% Annual Return.... $1,000.00 $1,022.97    0.38%    $1.91

   VA U.S. Large Value Portfolio
   -----------------------------
   Actual Fund Return............... $1,000.00 $  999.60    0.27%    $1.34
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.52    0.27%    $1.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
VA International Value Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $  962.10    0.45%    $2.20
Hypothetical 5% Annual Return................. $1,000.00 $1,022.63    0.45%    $2.26

VA International Small Portfolio
--------------------------------
Actual Fund Return............................ $1,000.00 $1,033.60    0.59%    $2.98
Hypothetical 5% Annual Return................. $1,000.00 $1,021.93    0.59%    $2.97

VA Short-Term Fixed Portfolio
-----------------------------
Actual Fund Return............................ $1,000.00 $1,003.00    0.27%    $1.34
Hypothetical 5% Annual Return................. $1,000.00 $1,023.52    0.27%    $1.36

VA Global Bond Portfolio
------------------------
Actual Fund Return............................ $1,000.00 $1,020.20    0.24%    $1.21
Hypothetical 5% Annual Return................. $1,000.00 $1,023.67    0.24%    $1.21

VIT Inflation-Protected Securities Portfolio
--------------------------------------------
Actual Fund Return............................ $1,000.00 $1,038.40    0.18%    $0.91
Hypothetical 5% Annual Return................. $1,000.00 $1,023.97    0.18%    $0.91

DFA VA Global Moderate Allocation Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,007.00    0.40%    $2.00
Hypothetical 5% Annual Return................. $1,000.00 $1,022.87    0.40%    $2.01

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                               Affiliated Investment Companies
                                               -------------------------------
  DFA VA Global Moderate Allocation Portfolio.              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   3.6%
              Energy.......................................   8.0%
              Financials...................................  25.9%
              Health Care..................................   4.7%
              Industrials..................................  20.3%
              Information Technology.......................  13.7%
              Materials....................................   6.8%
              Telecommunication Services...................   1.6%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                         VA U.S. Large Value Portfolio
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   5.8%
              Energy.......................................  15.6%
              Financials...................................  21.1%
              Health Care..................................   9.9%
              Industrials..................................  12.9%
              Information Technology.......................  12.0%
              Materials....................................   4.2%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.4%
                                                            -----
                                                            100.0%

                       VA International Value Portfolio
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.6%
              Energy.......................................  18.0%
              Financials...................................  30.5%
              Health Care..................................   1.3%
              Industrials..................................  10.6%
              Information Technology.......................   3.3%
              Materials....................................  12.7%
              Telecommunication Services...................   5.0%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                       VA International Small Portfolio
              Consumer Discretionary.......................  17.2%
              Consumer Staples.............................   6.9%
              Energy.......................................   4.5%
              Financials...................................  16.2%
              Health Care..................................   6.3%
              Industrials..................................  23.6%
              Information Technology.......................   8.8%
              Materials....................................  12.5%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA Short-Term Fixed Portfolio
              Corporate....................................  21.1%
              Government...................................  13.9%
              Foreign Corporate............................  27.5%
              Foreign Government...........................  32.0%
              Supranational................................   5.5%
                                                            -----
                                                            100.0%

                           VA Global Bond Portfolio
              Corporate....................................  35.7%
              Foreign Corporate............................  33.2%
              Foreign Government...........................  25.0%
              Supranational................................   6.1%
                                                            -----
                                                            100.0%

                 VIT Inflation-Protected Securities Portfolio
              Government................................... 100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                            Shares   Value+    of Net Assets**
                                            ------   ------    ---------------
 COMMON STOCKS -- (86.2%)
 Consumer Discretionary -- (12.4%)
 #*  AutoNation, Inc....................... 19,217 $   973,341            0.5%
     Harman International Industries, Inc..  9,516     730,448            0.4%
 *   Liberty Ventures Series A............. 25,363   1,014,520            0.5%
     PulteGroup, Inc....................... 66,087   1,215,340            0.6%
     TEGNA, Inc............................ 41,420     967,571            0.5%
 *   Toll Brothers, Inc.................... 31,289     854,190            0.4%
     Other Securities......................         23,564,192           11.4%
                                                   -----------           -----
 Total Consumer Discretionary..............         29,319,602           14.3%
                                                   -----------           -----
 Consumer Staples -- (3.1%)
     Ingredion, Inc........................ 10,598   1,219,724            0.6%
     Pinnacle Foods, Inc................... 17,964     765,087            0.4%
 #*  Post Holdings, Inc.................... 11,988     861,218            0.4%
     Other Securities......................          4,576,840            2.2%
                                                   -----------           -----
 Total Consumer Staples....................          7,422,869            3.6%
                                                   -----------           -----
 Energy -- (6.9%)
 *   FMC Technologies, Inc................. 41,974   1,279,787            0.6%
 #   Helmerich & Payne, Inc................ 19,880   1,314,466            0.6%
     Transocean, Ltd....................... 61,197     678,063            0.3%
     Other Securities......................         13,010,733            6.4%
                                                   -----------           -----
 Total Energy..............................         16,283,049            7.9%
                                                   -----------           -----
 Financials -- (22.3%)
     Assurant, Inc......................... 12,206   1,032,261            0.5%
     Assured Guaranty, Ltd................. 26,137     676,164            0.3%
     Axis Capital Holdings, Ltd............ 18,027     960,298            0.5%
     Endurance Specialty Holdings, Ltd..... 12,596     805,892            0.4%
     Investors Bancorp, Inc................ 65,367     754,989            0.4%
     Navient Corp.......................... 60,789     830,986            0.4%
     Old Republic International Corp....... 46,721     863,871            0.4%
     PacWest Bancorp....................... 21,780     870,764            0.4%
 #   People's United Financial, Inc........ 58,665     909,308            0.5%
 *   Realogy Holdings Corp................. 27,560     984,994            0.5%
     Reinsurance Group of America, Inc..... 12,290   1,170,254            0.6%
 #   RenaissanceRe Holdings, Ltd...........  8,161     905,137            0.4%
     Validus Holdings, Ltd................. 15,495     714,165            0.4%
 #   Zions Bancorporation.................. 38,221   1,051,842            0.5%
     Other Securities......................         40,311,928           19.6%
                                                   -----------           -----
 Total Financials..........................         52,842,853           25.8%
                                                   -----------           -----
 Health Care -- (4.1%)
 *   Amsurg Corp........................... 10,294     833,608            0.4%
     Other Securities......................          8,757,349            4.3%
                                                   -----------           -----
 Total Health Care.........................          9,590,957            4.7%
                                                   -----------           -----
 Industrials -- (17.5%)
     ADT Corp. (The)....................... 30,314   1,272,582            0.6%
 *   AECOM................................. 28,801     935,744            0.5%
 #   AGCO Corp............................. 15,501     828,838            0.4%
     AMERCO................................  1,930     679,360            0.3%
 *   Jacobs Engineering Group, Inc......... 23,110   1,030,244            0.5%
     ManpowerGroup, Inc.................... 13,825   1,064,940            0.5%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               Percentage
                                        Shares     Value+    of Net Assets**
                                        ------     ------    ---------------
   Industrials -- (Continued)
   *   Quanta Services, Inc............  29,506 $    699,882            0.3%
   *   United Rentals, Inc.............  16,637    1,113,514            0.5%
       Waste Connections, Inc..........  20,519    1,380,518            0.7%
       Other Securities................           32,510,278           15.9%
                                                ------------           -----
   Total Industrials...................           41,515,900           20.2%
                                                ------------           -----
   Information Technology -- (11.8%)
   *   Arrow Electronics, Inc..........  17,405    1,080,850            0.5%
       Avnet, Inc......................  24,846    1,021,668            0.5%
   *   Flextronics International, Ltd.. 101,466    1,232,812            0.6%
       Ingram Micro, Inc. Class A......  27,656      966,577            0.5%
   *   ON Semiconductor Corp...........  74,879      709,104            0.4%
   *   Qorvo, Inc......................  17,362      781,811            0.4%
       Other Securities................           22,192,466           10.7%
                                                ------------           -----
   Total Information Technology........           27,985,288           13.6%
                                                ------------           -----
   Materials -- (5.9%)
       Airgas, Inc.....................  11,328    1,613,560            0.8%
       Huntsman Corp...................  46,287      728,557            0.4%
       Reliance Steel & Aluminum Co....  13,569    1,003,699            0.5%
       Steel Dynamics, Inc.............  44,309    1,117,030            0.6%
       Westlake Chemical Corp..........  13,576      681,379            0.3%
       Other Securities................            8,764,288            4.2%
                                                ------------           -----
   Total Materials.....................           13,908,513            6.8%
                                                ------------           -----
   Other -- (0.0%)
       Other Securities................                   --            0.0%
                                                ------------           -----
   Telecommunication Services -- (1.4%)
       Frontier Communications Corp.... 221,053    1,229,055            0.6%
       Other Securities................            2,132,239            1.0%
                                                ------------           -----
   Total Telecommunication Services....            3,361,294            1.6%
                                                ------------           -----
   Utilities -- (0.8%)
   *   Calpine Corp....................  64,127    1,011,924            0.5%
       UGI Corp........................  17,533      705,528            0.4%
       Other Securities................              256,383            0.1%
                                                ------------           -----
   Total Utilities.....................            1,973,835            1.0%
                                                ------------           -----
   TOTAL COMMON STOCKS.................          204,204,160           99.5%
                                                ------------           -----

   RIGHTS/WARRANTS -- (0.0%)
       Other Securities................                   40            0.0%
                                                ------------           -----

                                         Face
                                        Amount
                                        ------
                                        (000)
   BONDS -- (0.0%)
   Health Care -- (0.0%)
       Other Securities................                4,763            0.0%
                                                ------------           -----
   TOTAL INVESTMENT SECURITIES.........          204,208,963
                                                ------------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.455%.   308,795 $    308,795            0.2%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 2,803,214   32,433,183           15.8%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $228,508,394)..................................             $236,950,941          115.5%
                                                                    ============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 29,319,602          --   --    $ 29,319,602
    Consumer Staples............    7,422,869          --   --       7,422,869
    Energy......................   16,283,049          --   --      16,283,049
    Financials..................   52,842,853          --   --      52,842,853
    Health Care.................    9,590,957          --   --       9,590,957
    Industrials.................   41,515,900          --   --      41,515,900
    Information Technology......   27,985,288          --   --      27,985,288
    Materials...................   13,908,513          --   --      13,908,513
    Other.......................           --          --   --              --
    Telecommunication Services..    3,361,294          --   --       3,361,294
    Utilities...................    1,973,835          --   --       1,973,835
  Rights/Warrants...............           -- $        40   --              40
  Bonds
    Health Care.................           --       4,763   --           4,763
  Temporary Cash Investments....      308,795          --   --         308,795
  Securities Lending Collateral.           --  32,433,183   --      32,433,183
                                 ------------ -----------   --    ------------
  TOTAL......................... $204,512,955 $32,437,986   --    $236,950,941
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                    Percentage
                                              Shares    Value+    of Net Assets**
                                              ------    ------    ---------------
COMMON STOCKS -- (95.5%)
Consumer Discretionary -- (12.6%)
    Comcast Corp. Class A.................... 135,846 $ 8,254,003            3.5%
    Ford Motor Co............................ 178,787   2,424,352            1.0%
    General Motors Co........................  65,260   2,075,268            0.9%
    Time Warner Cable, Inc...................  20,790   4,409,767            1.8%
    Time Warner, Inc.........................  47,918   3,600,559            1.5%
    Other Securities.........................          10,575,944            4.4%
                                                      -----------           -----
Total Consumer Discretionary.................          31,339,893           13.1%
                                                      -----------           -----
Consumer Staples -- (5.6%)
    CVS Health Corp..........................  43,727   4,394,563            1.8%
    Mondelez International, Inc. Class A.....  56,787   2,439,570            1.0%
#   Tyson Foods, Inc. Class A................  23,525   1,548,415            0.7%
    Other Securities.........................           5,506,662            2.3%
                                                      -----------           -----
Total Consumer Staples.......................          13,889,210            5.8%
                                                      -----------           -----
Energy -- (14.9%)
    Chevron Corp.............................  64,630   6,603,893            2.8%
    ConocoPhillips...........................  39,739   1,899,127            0.8%
    EOG Resources, Inc.......................  18,054   1,491,622            0.6%
    Exxon Mobil Corp......................... 108,566   9,597,234            4.0%
    Occidental Petroleum Corp................  22,765   1,744,937            0.7%
    Phillips 66..............................  24,421   2,005,208            0.8%
    Schlumberger, Ltd........................  22,912   1,840,750            0.8%
    Valero Energy Corp.......................  31,170   1,834,978            0.8%
    Other Securities.........................          10,057,435            4.2%
                                                      -----------           -----
Total Energy.................................          37,075,184           15.5%
                                                      -----------           -----
Financials -- (20.2%)
    American International Group, Inc........  33,331   1,860,536            0.8%
    Bank of America Corp..................... 173,842   2,531,140            1.1%
    Bank of New York Mellon Corp. (The)......  38,150   1,535,156            0.6%
    Capital One Financial Corp...............  24,451   1,770,008            0.7%
    Citigroup, Inc...........................  97,195   4,498,185            1.9%
    Goldman Sachs Group, Inc. (The)..........  16,497   2,707,323            1.1%
    JPMorgan Chase & Co...................... 133,382   8,429,742            3.5%
    PNC Financial Services Group, Inc. (The).  15,500   1,360,590            0.6%
    Travelers Cos., Inc. (The)...............  14,243   1,565,306            0.7%
    Wells Fargo & Co.........................  67,777   3,387,494            1.4%
    Other Securities.........................          20,744,967            8.7%
                                                      -----------           -----
Total Financials.............................          50,390,447           21.1%
                                                      -----------           -----
Health Care -- (9.4%)
    Aetna, Inc...............................  22,358   2,510,133            1.0%
*   Allergan P.L.C...........................   6,107   1,322,532            0.6%
    Anthem, Inc..............................  16,612   2,338,471            1.0%
*   Express Scripts Holding Co...............  31,513   2,323,453            1.0%
    Humana, Inc..............................   7,894   1,397,791            0.6%
    Medtronic P.L.C..........................  20,707   1,638,959            0.7%
    Pfizer, Inc.............................. 201,515   6,591,556            2.8%
    Thermo Fisher Scientific, Inc............  12,872   1,856,786            0.8%
    Other Securities.........................           3,537,091            1.3%
                                                      -----------           -----
Total Health Care............................          23,516,772            9.8%
                                                      -----------           -----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                          Shares     Value+    of Net Assets**
                                                          ------     ------    ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................  18,468 $  1,435,333            0.6%
      CSX Corp...........................................  59,904    1,633,582            0.7%
      FedEx Corp.........................................  10,735    1,772,456            0.7%
      General Electric Co................................ 143,254    4,405,061            1.8%
      Norfolk Southern Corp..............................  17,791    1,603,147            0.7%
      Southwest Airlines Co..............................  43,565    1,943,435            0.8%
      Stanley Black & Decker, Inc........................  13,721    1,535,654            0.6%
      Union Pacific Corp.................................  41,458    3,616,381            1.5%
      Other Securities...................................           12,890,343            5.5%
                                                                  ------------          ------
Total Industrials........................................           30,835,392           12.9%
                                                                  ------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc................................. 196,863    5,411,764            2.3%
      EMC Corp...........................................  59,307    1,548,506            0.6%
      Hewlett Packard Enterprise Co...................... 106,724    1,778,022            0.7%
      HP, Inc............................................ 106,724    1,309,503            0.5%
      Intel Corp......................................... 177,561    5,376,547            2.3%
      QUALCOMM, Inc......................................  28,866    1,458,310            0.6%
      Other Securities...................................           11,601,044            4.9%
                                                                  ------------          ------
Total Information Technology.............................           28,483,696           11.9%
                                                                  ------------          ------
Materials -- (4.0%)
      Newmont Mining Corp................................  44,779    1,565,922            0.7%
      Other Securities...................................            8,431,309            3.5%
                                                                  ------------          ------
Total Materials..........................................            9,997,231            4.2%
                                                                  ------------          ------
Telecommunication Services -- (4.7%)
      AT&T, Inc.......................................... 242,848    9,427,359            3.9%
      Other Securities...................................            2,400,964            1.1%
                                                                  ------------          ------
Total Telecommunication Services.........................           11,828,323            5.0%
                                                                  ------------          ------
Utilities -- (0.4%)
      Other Securities...................................            1,057,435            0.4%
                                                                  ------------          ------
TOTAL COMMON STOCKS......................................          238,413,583           99.7%
                                                                  ------------          ------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.455%. 324,294      324,294            0.1%
                                                                  ------------          ------

SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 935,058   10,818,625            4.6%
                                                                  ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,874,620)..................................           $249,556,502          104.4%
                                                                  ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 31,339,893          --   --    $ 31,339,893
    Consumer Staples............   13,889,210          --   --      13,889,210
    Energy......................   37,075,184          --   --      37,075,184
    Financials..................   50,390,447          --   --      50,390,447
    Health Care.................   23,516,772          --   --      23,516,772
    Industrials.................   30,835,392          --   --      30,835,392
    Information Technology......   28,483,696          --   --      28,483,696
    Materials...................    9,997,231          --   --       9,997,231
    Telecommunication Services..   11,828,323          --   --      11,828,323
    Utilities...................    1,057,435          --   --       1,057,435
  Temporary Cash Investments....      324,294          --   --         324,294
  Securities Lending Collateral.           -- $10,818,625   --      10,818,625
                                 ------------ -----------   --    ------------
  TOTAL......................... $238,737,877 $10,818,625   --    $249,556,502
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                       Percentage
                                                 Shares    Value++   of Net Assets**
                                                 ------    -------   ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.9%)
    Australia & New Zealand Banking Group, Ltd..  73,409 $ 1,345,581            0.8%
    BHP Billiton, Ltd........................... 136,342   2,129,245            1.3%
*   Newcrest Mining, Ltd........................  60,155     877,157            0.5%
    Rio Tinto, Ltd..............................  21,462     837,415            0.5%
    Woodside Petroleum, Ltd.....................  56,561   1,210,971            0.7%
    Other Securities............................           3,866,342            2.5%
                                                         -----------            ----
TOTAL AUSTRALIA.................................          10,266,711            6.3%
                                                         -----------            ----

AUSTRIA -- (0.0%)
    Other Securities............................              60,644            0.0%
                                                         -----------            ----

BELGIUM -- (1.5%)
    Other Securities............................           2,620,583            1.6%
                                                         -----------            ----

CANADA -- (8.6%)
    Bank of Montreal............................  29,618   1,929,909            1.2%
    Canadian Natural Resources, Ltd.............  57,482   1,725,610            1.1%
    Suncor Energy, Inc.(867224107)..............  35,374   1,038,934            0.6%
    Suncor Energy, Inc.(B3NB1P2)................  55,331   1,624,164            1.0%
    Other Securities............................           8,644,448            5.3%
                                                         -----------            ----
TOTAL CANADA....................................          14,963,065            9.2%
                                                         -----------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................  12,965     928,061            0.6%
    Other Securities............................           1,998,478            1.2%
                                                         -----------            ----
TOTAL DENMARK...................................           2,926,539            1.8%
                                                         -----------            ----

FINLAND -- (0.7%)
    Other Securities............................           1,175,900            0.7%
                                                         -----------            ----

FRANCE -- (8.9%)
#   AXA SA......................................  54,203   1,368,604            0.8%
    BNP Paribas SA..............................  18,138     960,569            0.6%
    Cie de Saint-Gobain.........................  30,917   1,416,695            0.9%
    Engie SA....................................  70,881   1,169,071            0.7%
    Orange SA...................................  83,508   1,387,395            0.9%
    Renault SA..................................  12,571   1,212,948            0.7%
    Societe Generale SA.........................  30,614   1,204,574            0.7%
#   Total SA....................................  70,675   3,571,971            2.2%
    Other Securities............................           3,103,934            1.9%
                                                         -----------            ----
TOTAL FRANCE....................................          15,395,761            9.4%
                                                         -----------            ----

GERMANY -- (7.4%)
    Allianz SE..................................  12,806   2,178,657            1.3%
    Bayerische Motoren Werke AG.................  17,255   1,596,321            1.0%
    Daimler AG..................................  39,844   2,776,196            1.7%
    E.ON SE..................................... 137,213   1,422,099            0.9%
*   RWE AG......................................  60,150     901,203            0.5%
    Other Securities............................           3,922,268            2.4%
                                                         -----------            ----
TOTAL GERMANY...................................          12,796,744            7.8%
                                                         -----------            ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 HONG KONG -- (2.4%)
     Sun Hung Kai Properties, Ltd..........  63,362 $   798,559            0.5%
     Other Securities......................           3,353,330            2.1%
                                                    -----------           -----
 TOTAL HONG KONG...........................           4,151,889            2.6%
                                                    -----------           -----

 IRELAND -- (0.2%)
     Other Securities......................             376,378            0.2%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................             924,938            0.6%
                                                    -----------           -----

 ITALY -- (1.2%)
     Eni SpA...............................  62,126   1,014,948            0.6%
     Other Securities......................           1,044,095            0.7%
                                                    -----------           -----
 TOTAL ITALY...............................           2,059,043            1.3%
                                                    -----------           -----

 JAPAN -- (18.7%)
     Hitachi, Ltd.......................... 190,000     870,623            0.5%
     Honda Motor Co., Ltd..................  65,100   1,756,774            1.1%
     Mitsubishi UFJ Financial Group, Inc... 360,700   1,664,563            1.0%
     Mizuho Financial Group, Inc........... 832,700   1,248,143            0.8%
     Nissan Motor Co., Ltd................. 107,100     950,408            0.6%
     Sumitomo Mitsui Financial Group, Inc..  49,800   1,498,566            0.9%
     Other Securities......................          24,447,400           14.9%
                                                    -----------           -----
 TOTAL JAPAN...............................          32,436,477           19.8%
                                                    -----------           -----

 NETHERLANDS -- (2.8%)
     ING Groep NV..........................  95,778   1,173,608            0.7%
     Koninklijke Philips NV................  32,407     891,517            0.6%
     Other Securities......................           2,739,036            1.7%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           4,804,161            3.0%
                                                    -----------           -----

 NEW ZEALAND -- (0.1%)
     Other Securities......................             115,068            0.1%
                                                    -----------           -----

 NORWAY -- (0.8%)
     Other Securities......................           1,368,233            0.8%
                                                    -----------           -----

 PORTUGAL -- (0.0%)
     Other Securities......................              60,765            0.0%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           1,463,868            0.9%
                                                    -----------           -----

 SPAIN -- (2.9%)
     Banco Santander SA.................... 537,999   2,732,129            1.6%
     Iberdrola SA.......................... 154,943   1,102,999            0.7%
     Other Securities......................           1,107,561            0.7%
                                                    -----------           -----
 TOTAL SPAIN...............................           4,942,689            3.0%
                                                    -----------           -----

 SWEDEN -- (2.7%)
     Svenska Cellulosa AB SCA Class B......  34,183   1,078,529            0.7%
     Other Securities......................           3,516,243            2.1%
                                                    -----------           -----
 TOTAL SWEDEN..............................           4,594,772            2.8%
                                                    -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                Percentage
                                                        Shares     Value++    of Net Assets**
                                                        ------     -------    ---------------
SWITZERLAND -- (7.9%)
      ABB, Ltd........................................    95,921 $  2,030,673            1.2%
      Cie Financiere Richemont SA.....................    22,439    1,496,237            0.9%
      Novartis AG.....................................    19,786    1,505,758            0.9%
      Swiss Re AG.....................................    17,407    1,547,109            0.9%
      UBS Group AG....................................    45,288      785,088            0.5%
      Zurich Insurance Group AG.......................     6,382    1,432,020            0.9%
      Other Securities................................              4,941,237            3.1%
                                                                 ------------          ------
TOTAL SWITZERLAND.....................................             13,738,122            8.4%
                                                                 ------------          ------

UNITED KINGDOM -- (17.4%)
      Barclays P.L.C. Sponsored ADR...................    91,383      918,399            0.5%
      BP P.L.C. Sponsored ADR.........................   198,994    6,682,215            4.1%
      Glencore P.L.C..................................   417,942      998,847            0.6%
      HSBC Holdings P.L.C. Sponsored ADR..............   120,898    4,029,530            2.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    87,058    4,604,521            2.8%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    58,185    3,104,170            1.9%
      Vodafone Group P.L.C............................ 1,463,266    4,714,405            2.9%
      Other Securities................................              5,081,213            3.1%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             30,133,300           18.4%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            161,375,650           98.7%
                                                                 ------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................     7,158    1,038,362            0.6%
      Other Securities................................                378,716            0.2%
                                                                 ------------          ------
TOTAL GERMANY.........................................              1,417,078            0.8%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................              1,417,078            0.8%
                                                                 ------------          ------
TOTAL INVESTMENT SECURITIES...........................            162,792,728
                                                                 ------------

                                                                   Value+
                                                                   ------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund..................   890,818   10,306,766            6.3%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,903,799)...............................             $173,099,494          105.8%
                                                                 ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 Investments in Securities (Market Value)
                               ---------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                               ----------- ------------ ------- ------------
Common Stocks
  Australia................... $    40,589 $ 10,226,122   --    $ 10,266,711
  Austria.....................          --       60,644   --          60,644
  Belgium.....................          --    2,620,583   --       2,620,583
  Canada......................  14,960,129        2,936   --      14,963,065
  Denmark.....................          --    2,926,539   --       2,926,539
  Finland.....................          --    1,175,900   --       1,175,900
  France......................          --   15,395,761   --      15,395,761
  Germany.....................     979,573   11,817,171   --      12,796,744
  Hong Kong...................          --    4,151,889   --       4,151,889
  Ireland.....................     156,204      220,174   --         376,378
  Israel......................     205,222      719,716   --         924,938
  Italy.......................     175,680    1,883,363   --       2,059,043
  Japan.......................     221,526   32,214,951   --      32,436,477
  Netherlands.................   1,411,406    3,392,755   --       4,804,161
  New Zealand.................          --      115,068   --         115,068
  Norway......................          --    1,368,233   --       1,368,233
  Portugal....................          --       60,765   --          60,765
  Singapore...................          --    1,463,868   --       1,463,868
  Spain.......................       2,593    4,940,096   --       4,942,689
  Sweden......................     218,535    4,376,237   --       4,594,772
  Switzerland.................     649,197   13,088,925   --      13,738,122
  United Kingdom..............  20,803,213    9,330,087   --      30,133,300
Preferred Stocks
  Germany.....................          --    1,417,078   --       1,417,078
Securities Lending Collateral.          --   10,306,766   --      10,306,766
                               ----------- ------------   --    ------------
TOTAL......................... $39,823,867 $133,275,627   --    $173,099,494
                               =========== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                           Percentage
                                      Shares   Value++   of Net Assets**
                                      ------   -------   ---------------
       COMMON STOCKS -- (88.6%)
       AUSTRALIA -- (6.3%)
           Challenger, Ltd........... 36,198 $   244,857            0.2%
           Other Securities..........          9,660,318            6.8%
                                             -----------            ----
       TOTAL AUSTRALIA...............          9,905,175            7.0%
                                             -----------            ----

       AUSTRIA -- (1.2%)
           Other Securities..........          1,948,730            1.4%
                                             -----------            ----

       BELGIUM -- (1.6%)
           Ackermans & van Haaren NV.  1,790     233,337            0.2%
       #   Umicore SA................  6,669     332,914            0.2%
           Other Securities..........          1,925,262            1.4%
                                             -----------            ----
       TOTAL BELGIUM.................          2,491,513            1.8%
                                             -----------            ----

       CANADA -- (7.6%)
           Other Securities..........         11,965,928            8.5%
                                             -----------            ----

       CHINA -- (0.0%)
           Other Securities..........              5,951            0.0%
                                             -----------            ----

       DENMARK -- (1.7%)
       #*  Genmab A.S................  2,467     366,031            0.3%
           Other Securities..........          2,230,574            1.5%
                                             -----------            ----
       TOTAL DENMARK.................          2,596,605            1.8%
                                             -----------            ----

       FINLAND -- (2.3%)
           Amer Sports Oyj...........  9,341     276,530            0.2%
       #   Elisa Oyj.................  9,007     336,789            0.2%
       #   Huhtamaki Oyj.............  7,365     289,703            0.2%
           Nokian Renkaat Oyj........  6,746     249,170            0.2%
           Other Securities..........          2,429,128            1.7%
                                             -----------            ----
       TOTAL FINLAND.................          3,581,320            2.5%
                                             -----------            ----

       FRANCE -- (4.5%)
           Arkema SA.................  4,632     369,710            0.3%
           Eiffage SA................  3,144     250,113            0.2%
           Technip SA................  4,655     272,830            0.2%
           Teleperformance...........  3,757     337,462            0.3%
           Other Securities..........          5,922,826            4.1%
                                             -----------            ----
       TOTAL FRANCE..................          7,152,941            5.1%
                                             -----------            ----

       GERMANY -- (5.7%)
       #   Freenet AG................  8,771     268,492            0.2%
           Lanxess AG................  6,091     318,983            0.2%
           LEG Immobilien AG.........  3,642     337,847            0.2%
       #   MTU Aero Engines AG.......  2,855     269,931            0.2%
           Osram Licht AG............  4,864     253,993            0.2%
       *   QIAGEN NV................. 12,774     287,295            0.2%
           Other Securities..........          7,254,977            5.2%
                                             -----------            ----
       TOTAL GERMANY.................          8,991,518            6.4%
                                             -----------            ----

       HONG KONG -- (2.8%)
           Other Securities..........          4,464,247            3.2%
                                             -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              Percentage
                                        Shares    Value++   of Net Assets**
                                        ------    -------   ---------------
    IRELAND -- (0.5%)
        Other Securities...............         $   836,772            0.6%
                                                -----------           -----

    ISRAEL -- (0.6%)
        Other Securities...............             954,750            0.7%
                                                -----------           -----

    ITALY -- (3.5%)
        Banca Popolare di Milano Scarl. 330,269     251,344            0.2%
        Mediaset SpA...................  52,344     236,472            0.2%
        Prysmian SpA...................  12,247     289,750            0.2%
        Other Securities...............           4,742,800            3.3%
                                                -----------           -----
    TOTAL ITALY........................           5,520,366            3.9%
                                                -----------           -----

    JAPAN -- (19.8%)
        Other Securities...............          31,203,962           22.1%
                                                -----------           -----

    NETHERLANDS -- (1.9%)
    *   TNT Express NV.................  27,007     245,164            0.2%
        Other Securities...............           2,706,332            1.9%
                                                -----------           -----
    TOTAL NETHERLANDS..................           2,951,496            2.1%
                                                -----------           -----

    NEW ZEALAND -- (1.3%)
        Other Securities...............           2,086,684            1.5%
                                                -----------           -----

    NORWAY -- (0.8%)
        Other Securities...............           1,318,112            0.9%
                                                -----------           -----

    PORTUGAL -- (0.4%)
        Other Securities...............             595,045            0.4%
                                                -----------           -----

    SINGAPORE -- (1.3%)
        Other Securities...............           1,996,455            1.4%
                                                -----------           -----

    SPAIN -- (2.0%)
        Gamesa Corp. Tecnologica SA....  14,488     286,108            0.2%
        Other Securities...............           2,847,415            2.0%
                                                -----------           -----
    TOTAL SPAIN........................           3,133,523            2.2%
                                                -----------           -----

    SWEDEN -- (3.3%)
        Other Securities...............           5,107,311            3.6%
                                                -----------           -----

    SWITZERLAND -- (4.9%)
        Baloise Holding AG.............   2,379     294,892            0.2%
        Clariant AG....................  13,904     263,433            0.2%
        Flughafen Zuerich AG...........     262     240,691            0.2%
        Helvetia Holding AG............     478     257,446            0.2%
        Swiss Prime Site AG............   3,707     324,979            0.2%
        Other Securities...............           6,309,424            4.5%
                                                -----------           -----
    TOTAL SWITZERLAND..................           7,690,865            5.5%
                                                -----------           -----

    UNITED KINGDOM -- (14.6%)
    *   Balfour Beatty P.L.C...........  75,670     264,402            0.2%
        Bellway P.L.C..................  12,276     439,570            0.3%
        DCC P.L.C......................   3,242     287,550            0.2%
        DS Smith P.L.C.................  75,229     419,574            0.3%
        Greene King P.L.C..............  22,618     270,692            0.2%
        Halma P.L.C....................  26,320     343,498            0.3%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               Percentage
                                        Shares    Value++    of Net Assets**
                                        ------    -------    ---------------
   UNITED KINGDOM -- (Continued)
       Henderson Group P.L.C...........  72,990 $    273,248            0.2%
       Howden Joinery Group P.L.C......  42,954      310,712            0.2%
       ICAP P.L.C......................  34,293      235,104            0.2%
       IG Group Holdings P.L.C.........  21,847      247,179            0.2%
       Inchcape P.L.C..................  25,389      251,834            0.2%
       Informa P.L.C...................  26,210      251,103            0.2%
       John Wood Group P.L.C...........  26,138      239,112            0.2%
       Man Group P.L.C................. 121,260      262,283            0.2%
       Pennon Group P.L.C..............  23,088      274,373            0.2%
       Rentokil Initial P.L.C..........  94,387      243,232            0.2%
       Rightmove P.L.C.................   6,175      348,982            0.3%
       Rotork P.L.C....................  85,396      233,621            0.2%
       RPC Group P.L.C.................  24,610      262,621            0.2%
       Spectris P.L.C..................   9,134      243,690            0.2%
       Spirax-Sarco Engineering P.L.C..   4,752      237,443            0.2%
       William Hill P.L.C..............  53,746      246,066            0.2%
       Other Securities................           16,848,516           11.6%
                                                ------------           -----
   TOTAL UNITED KINGDOM................           23,034,405           16.4%
                                                ------------           -----
   TOTAL COMMON STOCKS.................          139,533,674           99.0%
                                                ------------           -----

   PREFERRED STOCKS -- (0.3%)
   GERMANY -- (0.3%)
       Other Securities................              473,370            0.3%
                                                ------------           -----

   UNITED KINGDOM -- (0.0%)
       Other Securities................                  114            0.0%
                                                ------------           -----
   TOTAL PREFERRED STOCKS..............              473,484            0.3%
                                                ------------           -----

   RIGHTS/WARRANTS -- (0.0%)
   AUSTRALIA -- (0.0%)
       Other Securities................                   15            0.0%
                                                ------------           -----

   AUSTRIA -- (0.0%)
       Other Securities................                   --            0.0%
                                                ------------           -----

   GERMANY -- (0.0%)
       Other Securities................                  306            0.0%
                                                ------------           -----

   HONG KONG -- (0.0%)
       Other Securities................                  278            0.0%
                                                ------------           -----

   NORWAY -- (0.0%)
       Other Securities................                   --            0.0%
                                                ------------           -----

   SINGAPORE -- (0.0%)
       Other Securities................                1,889            0.0%
                                                ------------           -----

   SWEDEN -- (0.0%)
       Other Securities................                2,565            0.0%
                                                ------------           -----
   TOTAL RIGHTS/WARRANTS...............                5,053            0.0%
                                                ------------           -----
   TOTAL INVESTMENT SECURITIES.........          140,012,211
                                                ------------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares      Value+    of Net Assets**
                                            ------      ------    ---------------
  SECURITIES LENDING COLLATERAL -- (11.1%)
  (S)@    DFA Short Term Investment Fund.. 1,509,577 $ 17,465,804           12.4%
                                                     ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $156,177,791).................             $157,478,015          111.7%
                                                     ============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $  9,905,175   --    $  9,905,175
    Austria.....................          --    1,948,730   --       1,948,730
    Belgium.....................          --    2,491,513   --       2,491,513
    Canada...................... $11,965,842           86   --      11,965,928
    China.......................          --        5,951   --           5,951
    Denmark.....................          --    2,596,605   --       2,596,605
    Finland.....................          --    3,581,320   --       3,581,320
    France......................          --    7,152,941   --       7,152,941
    Germany.....................          --    8,991,518   --       8,991,518
    Hong Kong...................      24,739    4,439,508   --       4,464,247
    Ireland.....................          --      836,772   --         836,772
    Israel......................      10,800      943,950   --         954,750
    Italy.......................          --    5,520,366   --       5,520,366
    Japan.......................      91,678   31,112,284   --      31,203,962
    Netherlands.................          --    2,951,496   --       2,951,496
    New Zealand.................          --    2,086,684   --       2,086,684
    Norway......................          --    1,318,112   --       1,318,112
    Portugal....................          --      595,045   --         595,045
    Singapore...................          --    1,996,455   --       1,996,455
    Spain.......................          --    3,133,523   --       3,133,523
    Sweden......................      21,027    5,086,284   --       5,107,311
    Switzerland.................     110,396    7,580,469   --       7,690,865
    United Kingdom..............          --   23,034,405   --      23,034,405
  Preferred Stocks
    Germany.....................          --      473,370   --         473,370
    United Kingdom..............          --          114   --             114
  Rights/Warrants
    Australia...................          --           15   --              15
    Austria.....................          --           --   --              --
    Germany.....................          --          306   --             306
    Hong Kong...................          --          278   --             278
    Norway......................          --           --   --              --
    Singapore...................          --        1,889   --           1,889
    Sweden......................          --        2,565   --           2,565
  Securities Lending Collateral.          --   17,465,804   --      17,465,804
                                 ----------- ------------   --    ------------
  TOTAL......................... $12,224,482 $145,253,533   --    $157,478,015
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (7.7%)
Federal Home Loan Bank
     1.000%, 06/09/17............................. $  700 $   702,140
     0.750%, 08/28/17.............................  2,300   2,300,922
     0.625%, 10/26/17.............................  1,150   1,147,894
     5.000%, 11/17/17.............................    510     542,950
Federal Home Loan Mortgage Corporation
     1.000%, 07/28/17.............................  1,900   1,907,074
     1.000%, 09/29/17.............................  1,000   1,003,479
     5.125%, 11/17/17.............................  1,425   1,518,882
     1.000%, 12/15/17.............................    900     902,670
     0.750%, 01/12/18.............................  2,500   2,496,740
Federal National Mortgage Association
     1.000%, 09/27/17.............................  1,500   1,505,397
     0.875%, 12/20/17.............................    780     780,875
                                                          -----------
TOTAL AGENCY OBLIGATIONS..........................         14,809,023
                                                          -----------

BONDS -- (77.2%)
3M Co.
     1.000%, 06/26/17.............................  1,000   1,002,795
Agence Francaise de Developpement
     1.125%, 10/03/16.............................  1,000   1,001,049
Alberta, Province of Canada
     1.000%, 06/21/17.............................  1,332   1,333,263
ANZ New Zealand Int'l, Ltd.
     1.400%, 04/27/17.............................    900     902,383
Apple, Inc.
#    1.050%, 05/05/17.............................    500     501,555
#    0.900%, 05/12/17.............................  2,800   2,803,920
Asian Development Bank
     5.250%, 06/12/17.............................  1,500   1,572,642
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................  1,500   1,502,970
     1.875%, 10/06/17.............................    400     403,748
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)  1.009%, 01/10/17.............................  1,800   1,802,367
(r)  1.009%, 01/10/17.............................  1,000   1,001,315
Bank Nederlandse Gemeenten NV
     0.625%, 09/15/16.............................  2,400   2,397,581
     5.125%, 10/05/16.............................    200     203,620
     0.875%, 02/21/17.............................  1,896   1,895,922
     1.375%, 09/27/17.............................    250     251,532
     1.000%, 02/12/18.............................    200     199,804
     1.375%, 03/19/18.............................    500     502,655
Bank of Montreal
     1.400%, 09/11/17.............................  1,200   1,204,728
Bank of Montreal Floating Rate Note
(r)  1.115%, 09/01/17.............................  1,300   1,299,207
Bank of Nova Scotia (The)
     1.300%, 07/21/17.............................  1,323   1,325,359

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
Bank of Nova Scotia (The) Floating Rate Note
(r)   0.939%, 04/11/17............................. $2,010 $2,009,035
Berkshire Hathaway Finance Corp
      1.450%, 03/07/18.............................  2,375  2,397,135
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17.............................    500    503,993
Berkshire Hathaway Finance Corp. Floating Rate Note
#(r)  0.931%, 01/12/18.............................  2,000  1,999,342
Caisse des Depots et Consignations
      0.875%, 11/07/16.............................  1,200  1,200,122
Canada Government International Bond
      0.875%, 02/14/17.............................    500    500,615
Chevron Corp.
      1.344%, 11/09/17.............................  4,100  4,119,692
      1.365%, 03/02/18.............................    200    200,883
Chevron Corp. Floating Rate Note
(r)   0.718%, 02/22/17.............................  1,300  1,299,241
Cisco Systems, Inc.
      3.150%, 03/14/17.............................    500    510,412
      1.400%, 02/28/18.............................    700    705,197
Coca-Cola Co. (The)
#     0.875%, 10/27/17.............................    600    600,522
Commonwealth Bank of Australia
      1.900%, 09/18/17.............................  3,000  3,022,740
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)   0.898%, 11/23/16.............................    900    900,507
Denmark Government International Bond
      0.875%, 03/20/17.............................    500    500,375
Development Bank of Japan, Inc.
      5.125%, 02/01/17.............................  1,000  1,030,236
      5.125%, 02/01/17.............................    500    515,125
      1.500%, 03/13/17.............................    500    500,900
Erste Abwicklungsanstalt
      1.000%, 02/27/17.............................  3,400  3,398,745
      1.000%, 10/13/17.............................  2,000  1,996,030
European Bank for Reconstruction & Development
      1.000%, 02/16/17.............................  1,857  1,861,503
European Investment Bank
      1.750%, 03/15/17.............................  2,000  2,016,530
      5.125%, 05/30/17.............................    500    522,670
      1.000%, 08/17/17.............................    400    400,786
      1.125%, 09/15/17.............................    500    501,515
      1.000%, 12/15/17.............................  1,500  1,502,010
      1.000%, 03/15/18.............................    500    500,331
Export Development Canada
      0.625%, 04/27/17.............................    500    497,767
      0.750%, 12/15/17.............................    750    748,237

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                     Face
                                                    Amount   Value+
                                                    ------   ------
                                                    (000)
Exxon Mobil Corp.
      0.921%, 03/15/17............................. $1,000 $1,001,828
#     1.439%, 03/01/18.............................  2,100  2,120,294
Exxon Mobil Corp. Floating Rate Note
(r)   1.232%, 02/28/18.............................  1,911  1,926,900
FMS Wertmanagement AoeR
      0.625%, 01/30/17.............................  1,000    998,617
      1.125%, 09/05/17.............................  2,900  2,907,801
Inter-American Development Bank
      1.250%, 01/16/18.............................    270    271,528
International Bank for Reconstruction & Development
      0.625%, 05/02/17.............................  1,000    996,629
International Business Machines Corp.
      5.700%, 09/14/17.............................  1,667  1,774,225
Japan Bank for International Cooperation
      1.125%, 07/19/17.............................  2,000  2,000,450
Japan Finance Organization for Municipalities
      1.500%, 09/12/17.............................  1,000  1,001,802
KFW
      0.750%, 03/17/17.............................  3,800  3,799,609
      0.875%, 09/05/17.............................  1,000  1,000,250
      2.375%, 12/22/17.............................    200    204,662
Kommunalbanken A.S.
      1.375%, 06/08/17.............................    500    502,379
Kommunekredit
      1.125%, 01/16/18.............................  1,500  1,503,489
Kommuninvest I Sverige AB
      1.625%, 02/13/17.............................  1,000  1,005,585
      1.000%, 04/11/17.............................  1,000  1,001,041
      1.000%, 10/24/17.............................  2,000  2,000,150
Landeskreditbank Baden- Wuerttemberg Foerderbank
      0.625%, 01/26/17.............................    800    798,820
      0.875%, 03/20/17.............................  1,000  1,000,078
      0.875%, 04/10/17.............................  1,400  1,399,576
      1.625%, 04/25/17.............................  1,137  1,145,012
Landwirtschaftliche Rentenbank
      0.875%, 09/12/17.............................    500    499,815
Manitoba, Province of Canada
      4.900%, 12/06/16.............................  1,000  1,023,830
Merck & Co., Inc. Floating Rate Note
(r)   0.746%, 02/10/17.............................  1,600  1,601,053
National Australia Bank, Ltd.
      1.300%, 07/25/16.............................    500    500,755
      1.250%, 03/17/17.............................  1,000  1,001,080
      1.300%, 06/30/17.............................    394    394,660
National Australia Bank, Ltd. Floating Rate Note
#(r)  1.188%, 07/25/16.............................    500    500,571
(r)   1.063%, 12/02/16.............................    500    500,674
(r)   1.012%, 03/17/17.............................  1,000    999,851

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Nederlandse Waterschapsbank NV
     1.250%, 01/16/18............................. $  500 $  501,521
     1.500%, 04/16/18.............................    500    503,648
Nestle Holdings, Inc.
     1.375%, 06/21/17.............................  2,008  2,016,869
Netherlands Government Bond
     1.000%, 02/24/17.............................    500    500,920
Nordea Bank AB
     3.125%, 03/20/17.............................    200    203,570
     3.125%, 03/20/17.............................  1,570  1,598,024
NRW Bank
     1.000%, 05/22/17.............................    500    500,500
Oesterreichische Kontrollbank AG
     0.750%, 12/15/16.............................  2,120  2,119,729
     0.750%, 05/19/17.............................  2,000  1,998,460
Ontario, Province of Canada
     1.600%, 09/21/16.............................  1,000  1,003,068
     1.100%, 10/25/17.............................  4,080  4,085,875
     3.150%, 12/15/17.............................    404    417,832
Pfizer, Inc.
     1.100%, 05/15/17.............................    800    803,727
Royal Bank of Canada
#    1.000%, 04/27/17.............................    400    399,984
     1.250%, 06/16/17.............................    800    800,136
     1.400%, 10/13/17.............................  1,000  1,003,300
     1.500%, 01/16/18.............................  1,000  1,004,019
Royal Bank of Canada Floating Rate Note
(r)  0.897%, 02/03/17.............................  1,500  1,500,097
Shell International Finance BV
     1.125%, 08/21/17.............................  1,500  1,500,916
     1.250%, 11/10/17.............................  1,500  1,501,804
State of North Rhine-Westphalia
     1.125%, 11/21/17.............................  2,000  2,002,570
Statoil ASA
     3.125%, 08/17/17.............................  1,660  1,700,311
Svensk Exportkredit AB
     5.125%, 03/01/17.............................  1,961  2,029,496
     1.125%, 04/05/18.............................  1,500  1,501,569
Svenska Handelsbanken AB
     2.875%, 04/04/17.............................    600    610,352
Svenska Handelsbanken AB Floating Rate Note
(r)  1.095%, 09/23/16.............................  2,900  2,903,787
Toronto-Dominion Bank (The)
#    1.125%, 05/02/17.............................    900    900,990
#    1.625%, 03/13/18.............................  3,100  3,114,477
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.890%, 01/06/17.............................  1,500  1,499,967
Total Capital International SA
     1.500%, 02/17/17.............................  1,225  1,230,609
     1.550%, 06/28/17.............................    300    301,459
Toyota Motor Credit Corp.
     1.125%, 05/16/17.............................    650    651,656
     1.750%, 05/22/17.............................  1,000  1,008,730

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount    Value+
                                                   ------    ------
                                                   (000)
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.808%, 02/16/17............................. $2,000 $  2,002,214
(r)  1.011%, 04/06/18.............................  1,800    1,800,218
Westpac Banking Corp.
     1.200%, 05/19/17.............................    400      400,269
     1.500%, 12/01/17.............................  1,500    1,506,441
#    1.600%, 01/12/18.............................    475      477,351
Westpac Banking Corp. Floating Rate Note
(r)  1.005%, 12/01/17.............................  2,898    2,888,451
                                                          ------------
TOTAL BONDS.......................................         149,448,541
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (2.3%)
U.S. Treasury Notes
     0.625%, 07/31/17.............................  1,000      999,648
     1.000%, 09/15/17.............................  1,000    1,004,336
     0.750%, 10/31/17.............................    500      500,312
     2.250%, 11/30/17.............................    800      819,094
     1.000%, 12/15/17.............................    900      903,867
     0.750%, 12/31/17.............................    300      300,035
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS...................           4,527,292
                                                          ------------

COMMERCIAL PAPER -- (8.9%)
Apple, Inc.
##   0.370%, 06/06/16.............................  2,000    1,999,175
Bank of Montreal
     0.930%, 06/16/17.............................  1,000      996,250
Bank of Nova Scotia (The)
     0.865%, 12/05/16.............................    700      700,031

                                                      Face
                                                     Amount     Value+
                                                     ------     ------
                                                     (000)
CPPIB Capital, Inc.
##    0.480%, 06/15/16............................. $    500 $    499,737
      0.500%, 06/22/16.............................    3,500    3,497,837
Nordea Bank Finland P.L.C.
      0.898%, 02/13/17.............................    2,500    2,499,450
      1.610%, 05/02/18.............................      300      300,000
Pfizer, Inc.
##    0.480%, 07/11/16.............................    2,000    1,997,988
PSP Capital, Inc.
##    0.530%, 05/02/16.............................    2,500    2,499,930
Siemens Capital Co. LLC
##    0.460%, 06/14/16.............................    1,000      999,488
      0.490%, 06/15/16.............................      900      899,526
Svenska Handelsbanken AB
      0.798%, 08/17/16.............................      500      500,260
                                                             ------------
TOTAL COMMERCIAL PAPER.............................            17,389,672
                                                             ------------

                                                     Shares
                                                     ------       -
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
       0.455%......................................  519,551      519,551
                                                             ------------

SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund...............  600,199    6,944,308
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $193,471,360)..............................           $193,638,387
                                                             ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                Investments in Securities (Market Value)
                               ------------------------------------------
                               Level 1    Level 2    Level 3    Total
                               -------- ------------ ------- ------------
Agency Obligations............       -- $ 14,809,023   --    $ 14,809,023
Bonds.........................       --  149,448,541   --     149,448,541
U.S. Treasury Obligations.....       --    4,527,292   --       4,527,292
Commercial Paper..............       --   17,389,672   --      17,389,672
Temporary Cash Investments.... $519,551           --   --         519,551
Securities Lending Collateral.       --    6,944,308   --       6,944,308
                               -------- ------------   --    ------------
TOTAL......................... $519,551 $193,118,836   --    $193,638,387
                               ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (99.5%)
AUSTRALIA -- (9.2%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................   3,838 $ 3,886,401
    2.700%, 11/16/20.............................   1,000   1,026,547
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................     900     920,058
    2.250%, 03/13/19.............................   4,500   4,559,661
    2.300%, 09/06/19.............................     500     508,321
    2.300%, 03/12/20.............................     500     505,788
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................     500     505,998
    2.400%, 12/09/19.............................   1,500   1,523,610
    2.625%, 07/23/20.............................   3,050   3,131,106
Westpac Banking Corp.
    2.250%, 01/17/19.............................   4,800   4,874,827
    2.300%, 05/26/20.............................   2,000   2,025,924
                                                          -----------
TOTAL AUSTRALIA..................................          23,468,241
                                                          -----------

CANADA -- (15.0%)
Alberta, Province of Canada
    1.750%, 08/26/20.............................   4,000   4,022,940
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................   3,500   3,529,739
    2.350%, 10/21/20.............................     500     508,018
Manitoba, Province of Canada
    2.050%, 11/30/20.............................   4,300   4,378,952
Ontario, Province of Canada
    4.000%, 10/07/19.............................   1,600   1,728,091
    4.400%, 04/14/20.............................   1,500   1,655,930
    1.875%, 05/21/20.............................   2,500   2,526,065
Quebec, Province of Canada
    3.500%, 07/29/20.............................   6,500   6,988,280
Royal Bank of Canada
    2.150%, 03/15/19.............................   1,000   1,014,902
    2.150%, 03/06/20.............................   3,094   3,140,138
    2.350%, 10/30/20.............................   1,369   1,391,927
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................   2,712   2,749,919
    2.250%, 11/05/19.............................   1,000   1,019,026
    2.500%, 12/14/20.............................   2,800   2,857,557
    2.125%, 04/07/21.............................     780     780,477
                                                          -----------
TOTAL CANADA.....................................          38,291,961
                                                          -----------

FRANCE -- (5.0%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................   5,600   5,617,802
Dexia Credit Local SA
    2.250%, 01/30/19.............................   2,000   2,034,492
Total Capital International SA
    2.100%, 06/19/19.............................   2,650   2,694,237

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
FRANCE -- (Continued)
Total Capital SA
    2.125%, 08/10/18.............................      1,300 $ 1,321,503
    4.450%, 06/24/20.............................      1,000   1,101,018
                                                             -----------
TOTAL FRANCE.....................................             12,769,052
                                                             -----------

GERMANY -- (3.4%)
KFW
    1.500%, 04/20/20.............................      4,500   4,524,327
    2.750%, 09/08/20.............................      1,000   1,054,813
Landwirtschaftliche Rentenbank
    1.375%, 12/15/20............................. GBP    110     161,810
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................      3,000   3,014,928
                                                             -----------
TOTAL GERMANY....................................              8,755,878
                                                             -----------

IRELAND -- (2.7%)
GE Capital International Funding Co. Unlimited
 Co.
    2.342%, 11/15/20.............................      3,300   3,377,992
    2.342%, 11/15/20.............................      1,600   1,637,815
GE Capital UK Funding Unlimited Co.
    5.875%, 11/04/20............................. GBP  1,000   1,720,537
                                                             -----------
TOTAL IRELAND....................................              6,736,344
                                                             -----------

JAPAN -- (2.0%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................      1,000     999,436
Japan Bank for International Cooperation
    1.750%, 05/29/19.............................      2,030   2,034,689
    1.750%, 05/29/19.............................        400     400,956
Japan Finance Organization for Municipalities
    2.125%, 03/06/19.............................      1,700   1,718,721
                                                             -----------
TOTAL JAPAN......................................              5,153,802
                                                             -----------

NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20.............................      3,400   3,439,950
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................      4,535   4,616,181
Shell International Finance BV
    2.000%, 11/15/18.............................      1,300   1,323,691
    4.300%, 09/22/19.............................        500     543,836
    4.375%, 03/25/20.............................        485     531,263
    2.125%, 05/11/20.............................      2,200   2,229,420
    2.250%, 11/10/20.............................      2,000   2,032,258
                                                             -----------
TOTAL NETHERLANDS................................             14,716,599
                                                             -----------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount^     Value+
                                                   -------     ------
                                                    (000)
NORWAY -- (1.9%)
Statoil ASA
    1.950%, 11/08/18.............................      1,100 $ 1,112,600
    2.250%, 11/08/19.............................      3,650   3,724,989
                                                             -----------
TOTAL NORWAY.....................................              4,837,589
                                                             -----------

SINGAPORE -- (0.3%)
Singapore Government Bond
    2.000%, 07/01/20............................. SGD  1,000     762,315
                                                             -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.0%)
EUROFIMA
    1.750%, 05/29/20.............................      5,500   5,544,039
European Investment Bank
    1.625%, 03/16/20.............................      3,500   3,537,233
    1.625%, 03/16/20.............................      1,000   1,010,731
    1.625%, 12/15/20.............................      2,500   2,516,510
Inter-American Development Bank
    1.875%, 06/16/20.............................      2,700   2,749,569
                                                             -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....             15,358,082
                                                             -----------

SWEDEN -- (9.5%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................      2,250   2,297,183
    2.500%, 12/01/20............................. SEK  5,000     671,693
Nordea Bank AB
    2.375%, 04/04/19.............................      4,000   4,071,324
    2.500%, 09/17/20.............................      3,000   3,052,254
Svensk Exportkredit AB
    1.750%, 08/28/20.............................      3,300   3,320,080
    1.750%, 03/10/21.............................      1,000   1,005,063
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................      1,000   1,026,323
    2.250%, 06/17/19.............................      2,750   2,796,184
    5.125%, 03/30/20.............................      2,000   2,225,278
    2.400%, 10/01/20.............................        500     508,998
Sweden Government Bond
    5.000%, 12/01/20............................. SEK 20,750   3,182,091
                                                             -----------
TOTAL SWEDEN.....................................             24,156,471
                                                             -----------

UNITED KINGDOM -- (3.1%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20............................. GBP    850   1,420,456
United Kingdom Gilt
    2.000%, 07/22/20............................. GBP    694   1,060,593
    1.500%, 01/22/21............................. GBP  3,600   5,384,530
                                                             -----------
TOTAL UNITED KINGDOM.............................              7,865,579
                                                             -----------

UNITED STATES -- (35.6%)
3M Co.
    1.625%, 06/15/19.............................        850     863,711
    2.000%, 08/07/20.............................      3,500   3,581,028

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Apple, Inc.
    2.100%, 05/06/19.............................   4,150 $  4,250,936
    1.550%, 02/07/20.............................   1,700    1,713,394
    2.000%, 05/06/20.............................   1,000    1,022,033
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................   3,739    3,858,498
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   1,700    1,743,743
    2.200%, 03/15/21.............................   2,810    2,885,373
Chevron Corp.
    2.193%, 11/15/19.............................   1,500    1,535,861
    1.961%, 03/03/20.............................   4,300    4,350,482
    2.427%, 06/24/20.............................     500      513,698
    2.419%, 11/17/20.............................     500      514,453
Cisco Systems, Inc.
    4.450%, 01/15/20.............................   1,263    1,396,219
    2.450%, 06/15/20.............................   4,201    4,362,717
    2.200%, 02/28/21.............................   1,500    1,531,512
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................   6,000    6,107,952
    3.150%, 11/15/20.............................     630      672,619
Exxon Mobil Corp.
    1.819%, 03/15/19.............................   3,300    3,349,949
    1.912%, 03/06/20.............................   3,000    3,030,747
    2.222%, 03/01/21.............................   1,000    1,018,516
International Business Machines Corp.
#   1.950%, 02/12/19.............................   1,200    1,224,602
    1.875%, 05/15/19.............................   1,000    1,015,901
    1.625%, 05/15/20.............................     500      502,043
    2.250%, 02/19/21.............................   3,500    3,577,812
Johnson & Johnson
    1.650%, 03/01/21.............................   1,400    1,410,781
Merck & Co., Inc.
    1.850%, 02/10/20.............................   6,904    7,021,071
Microsoft Corp.
    1.850%, 02/12/20.............................   4,800    4,901,155
    2.000%, 11/03/20.............................   1,000    1,025,772
Novartis Capital Corp.
    4.400%, 04/24/20.............................   2,000    2,218,724
Pfizer, Inc.
    2.100%, 05/15/19.............................   5,550    5,702,076
Procter & Gamble Co. (The)
    1.900%, 11/01/19.............................   2,300    2,357,212
    1.850%, 02/02/21.............................     307      312,401
Toyota Motor Credit Corp.
    2.125%, 07/18/19.............................   4,250    4,347,954
    2.150%, 03/12/20.............................   1,300    1,326,607
    1.900%, 04/08/21.............................   1,524    1,525,180
US Bank NA
    2.125%, 10/28/19.............................   1,500    1,526,942
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................   2,200    2,394,273
                                                          ------------
TOTAL UNITED STATES..............................           90,693,947
                                                          ------------
TOTAL BONDS......................................          253,565,860
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          253,565,860
                                                          ------------

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                    Shares     Value+
                                                    ------     ------
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............... 108,384 $  1,254,000
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $250,781,005)..............................          $254,819,860
                                                            ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           Investments in Securities (Market Value)
                                          ------------------------------------------
                                          Level 1    Level 2    Level 3     Total
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 23,468,241    --    $ 23,468,241
  Canada.................................   --      38,291,961    --      38,291,961
  France.................................   --      12,769,052    --      12,769,052
  Germany................................   --       8,755,878    --       8,755,878
  Ireland................................   --       6,736,344    --       6,736,344
  Japan..................................   --       5,153,802    --       5,153,802
  Netherlands............................   --      14,716,599    --      14,716,599
  Norway.................................   --       4,837,589    --       4,837,589
  Singapore..............................   --         762,315    --         762,315
  Supranational Organization Obligations.   --      15,358,082    --      15,358,082
  Sweden.................................   --      24,156,471    --      24,156,471
  United Kingdom.........................   --       7,865,579    --       7,865,579
  United States..........................   --      90,693,947    --      90,693,947
Securities Lending Collateral............   --       1,254,000    --       1,254,000
Forward Currency Contracts**.............   --        (354,819)   --        (354,819)
                                            --    ------------    --    ------------
TOTAL....................................   --    $254,465,041    --    $254,465,041
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Face
                                                             Amount^^^   Value+
                                                             --------- -----------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
 1.125%, 01/15/21...........................................  $   287  $   332,125
 0.625%, 07/15/21...........................................    2,195    2,423,369
 0.125%, 01/15/22...........................................    2,409    2,562,306
 0.125%, 07/15/22...........................................    2,395    2,513,487
 0.125%, 01/15/23...........................................    2,405    2,493,575
 0.375%, 07/15/23...........................................    2,290    2,405,845
 0.625%, 01/15/24...........................................    2,480    2,630,522
 0.125%, 07/15/24...........................................    2,150    2,160,437
 0.250%, 01/15/25...........................................    2,175    2,200,506
 2.375%, 01/15/25...........................................      950    1,425,039
 0.375%, 07/15/25...........................................    1,230    1,260,856
 2.000%, 01/15/26...........................................      755    1,058,118
 2.375%, 01/15/27...........................................      825    1,187,555
 1.750%, 01/15/28...........................................      930    1,224,353
 3.625%, 04/15/28...........................................      642    1,298,674
 2.500%, 01/15/29...........................................      520      723,389
 3.875%, 04/15/29...........................................      450      931,043
 3.375%, 04/15/32...........................................      240      465,815
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS.............................            29,297,014
                                                                       -----------
TOTAL INVESTMENT SECURITIES.................................            29,297,014
                                                                       -----------

                                                              Shares
                                                             ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
 Fund, 0.220%...............................................   57,874       57,874
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $28,554,354)............           $29,354,888
                                                                       ===========

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      ---------------------------------------
                                      Level 1    Level 2   Level 3    Total
                                      -------  ----------- ------- -----------
  U.S. Treasury Obligations..........      --  $29,297,014   --    $29,297,014
  Temporary Cash Investments......... $57,874           --   --         57,874
                                      -------  -----------   --    -----------
  TOTAL.............................. $57,874  $29,297,014   --    $29,354,888
                                      =======  ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                        Shares      Value+
                                                                       --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio
 DFA Investment Dimensions Group Inc.................................. 1,892,888 $ 31,554,438
Investment in International Core Equity Portfolio of
 DFA Investment Dimensions Group Inc.................................. 1,293,167   14,949,006
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
 DFA Investment Dimensions Group Inc.................................. 1,369,639   13,148,539
Investment in VA Global Bond Portfolio of
 DFA Investment Dimensions Group Inc.................................. 1,200,194   13,118,122
Investment in U.S. Core Equity 1 Portfolio of
 DFA Investment Dimensions Group Inc..................................   642,322   11,221,365
Investment in DFA Two-Year Global Fixed Income Portfolio of
 DFA Investment Dimensions Group Inc..................................   520,913    5,193,502
Investment in VA Short-Term Fixed Portfolio of
 DFA Investment Dimensions Group Inc..................................   507,662    5,188,306
Investment in Emerging Markets Core Equity Portfolio of
 DFA Investment Dimensions Group Inc..................................   267,768    4,565,449
Investment in VA U.S. Large Value Portfolio of
 DFA Investment Dimensions Group Inc..................................   105,273    2,237,043
Investment in DFA Real Estate Securities Portfolio
 DFA Investment Dimensions Group Inc..................................    48,932    1,663,198
Investment in VA International Value Portfolio of
 DFA Investment Dimensions Group Inc..................................   156,223    1,662,211
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $102,490,657)..................................................            104,501,179
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)..................................
State Street Institutional Liquid Reserves, 0.455%
 (Cost $55,117).......................................................    55,117       55,117
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $102,545,774)..................................................           $104,556,296
                                                                                 ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $104,501,179   --      --    $104,501,179
   Temporary Cash Investments......       55,117   --      --          55,117
                                    ------------   --      --    ------------
   TOTAL........................... $104,556,296   --      --    $104,556,296
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                             VA U.S.                            VA               VA
                                                          Targeted Value  VA U.S. Large    International   International
                                                            Portfolio*   Value Portfolio* Value Portfolio Small Portfolio*
                                                          -------------- ---------------- --------------- ----------------
ASSETS:
Investments at Value (including $38,816, $14,752,
 $8,939 and $16,301 of securities on loan,
 respectively)...........................................  $    204,209    $    238,414    $    162,793     $    140,012
Temporary Cash Investments at Value & Cost...............           309             324              --               --
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................        32,433          10,819          10,307           17,466
Foreign Currencies at Value..............................            --              --             183              276
Cash.....................................................            --              --             312               --
Receivables:
  Investment Securities Sold.............................         1,013             122              74               30
  Dividends and Tax Reclaims.............................            65             291             745              633
  Securities Lending Income..............................            16               3              33               38
  Fund Shares Sold.......................................           509             315              49              259
Unrealized Gain on Foreign Currency Contracts............            --              --              12                1
                                                           ------------    ------------    ------------     ------------
     Total Assets........................................       238,554         250,288         174,508          158,715
                                                           ------------    ------------    ------------     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        32,433          10,819          10,307           17,466
  Investment Securities Purchased........................           864             394             362               27
  Fund Shares Redeemed...................................            62              75             198               55
  Due to Advisor.........................................            58              48              52               56
  Line of Credit.........................................            --              --              --              113
Accrued Expenses and Other Liabilities...................            15              13              39               48
                                                           ------------    ------------    ------------     ------------
     Total Liabilities...................................        33,432          11,349          10,958           17,765
                                                           ------------    ------------    ------------     ------------
NET ASSETS...............................................  $    205,122    $    238,939    $    163,550     $    140,950
                                                           ============    ============    ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................    12,391,859      11,246,617      15,368,184       12,356,388
                                                           ============    ============    ============     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE.........................................  $      16.55    $      21.25    $      10.64     $      11.41
                                                           ============    ============    ============     ============
Investments at Cost......................................  $    195,766    $    189,732    $    181,597     $    138,712
                                                           ============    ============    ============     ============
Foreign Currencies at Cost...............................  $         --    $         --    $        182     $        274
                                                           ============    ============    ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    190,955    $    190,248    $    190,591     $    138,936
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................           679           1,808           1,856              656
Accumulated Net Realized Gain (Loss).....................         5,045          (1,799)        (10,120)              32
Net Unrealized Foreign Exchange Gain (Loss)..............            --              --              26               24
Net Unrealized Appreciation (Depreciation)...............         8,443          48,682         (18,803)           1,302
                                                           ------------    ------------    ------------     ------------
NET ASSETS...............................................  $    205,122    $    238,939    $    163,550     $    140,950
                                                           ============    ============    ============     ============
(1) NUMBER OF SHARES AUTHORIZED..........................   100,000,000     100,000,000     100,000,000      100,000,000
                                                           ============    ============    ============     ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                            DFA VA
                                                                                          VIT Inflation-    Global
                                                              VA Short-                     Protected      Moderate
                                                              Term Fixed     VA Global      Securities    Allocation
                                                              Portfolio    Bond Portfolio   Portfolio     Portfolio
                                                             ------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --             --             --  $    104,501
Investments at Value (including $6,802, $1,229, $0 and $0
 of securities on loan, respectively)....................... $    186,175   $    253,566   $     29,297            --
Temporary Cash Investments at Value & Cost..................          520             --             58            55
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        6,944          1,254             --            --
Foreign Currencies at Value.................................           --              1             --            --
Cash........................................................           --          2,205             --            --
Receivables:
  Investment Securities Sold................................        2,010             --             --            --
  Interest..................................................          572          1,604             52            --
  Securities Lending Income.................................            1              1             --            --
  Fund Shares Sold..........................................          438            782             --            --
Unrealized Gain on Forward Currency Contracts...............           --              1             --            --
Deferred Offering Costs.....................................           --             --              3            --
                                                             ------------   ------------   ------------  ------------
     Total Assets...........................................      196,660        259,414         29,410       104,556
                                                             ------------   ------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        6,944          1,254             --            --
  Investment Securities Purchased...........................          501             --             --            --
  Fund Shares Redeemed......................................          159             33              7            41
  Due to Advisor............................................           39             46             --            11
Unrealized Loss on Forward Currency Contracts...............           --            356             --            --
Accrued Expenses and Other Liabilities......................           10             10              9             1
                                                             ------------   ------------   ------------  ------------
     Total Liabilities......................................        7,653          1,699             16            53
                                                             ------------   ------------   ------------  ------------
NET ASSETS.................................................. $    189,007   $    257,715   $     29,394  $    104,503
                                                             ============   ============   ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   18,492,043     23,587,688      2,907,295     9,484,530
                                                             ============   ============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................ $      10.22   $      10.93   $      10.11  $      11.02
                                                             ============   ============   ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $         --   $         --  $    102,491
                                                             ============   ============   ============  ============
Investments at Cost......................................... $    186,008   $    249,527   $     28,496  $         --
                                                             ============   ============   ============  ============
Foreign Currencies at Cost.................................. $         --   $          1   $         --  $         --
                                                             ============   ============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    188,492   $    252,103   $     28,649  $    101,673
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          385          1,320            (54)          240
Accumulated Net Realized Gain (Loss)........................          (37)           603             (2)          580
Net Unrealized Foreign Exchange Gain (Loss).................           --           (350)            --            --
Net Unrealized Appreciation (Depreciation)..................          167          4,039            801         2,010
                                                             ------------   ------------   ------------  ------------
NET ASSETS.................................................. $    189,007   $    257,715   $     29,394  $    104,503
                                                             ============   ============   ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................  100,000,000    100,000,000    100,000,000   200,000,000
                                                             ============   ============   ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                  VA U.S.                     VA            VA
                                                                 Targeted  VA U.S. Large International International
                                                                   Value       Value         Value         Small
                                                                 Portfolio   Portfolio     Portfolio     Portfolio
                                                                 --------- ------------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $1, $0, $230 and
   $140, respectively)..........................................  $ 1,553     $ 3,012       $ 2,577       $1,678
  Income from Securities Lending................................      110          24            81          160
                                                                  -------     -------       -------       ------
     Total Investment Income....................................    1,663       3,036         2,658        1,838
                                                                  -------     -------       -------       ------
Expenses
  Investment Management Fees....................................      329         278           299          320
  Accounting & Transfer Agent Fees..............................        6           7             9            9
  Custodian Fees................................................        6           3            14           31
  Shareholders' Reports.........................................        3           3             2            2
  Directors'/Trustees' Fees & Expenses..........................        1           1             1            1
  Professional Fees.............................................        4           5             3            3
  Other.........................................................        5           3             9            9
                                                                  -------     -------       -------       ------
     Total Expenses.............................................      354         300           337          375
                                                                  -------     -------       -------       ------
  Fees Paid Indirectly (Note C).................................       --          --            --           --
                                                                  -------     -------       -------       ------
  Net Expenses..................................................      354         300           337          375
                                                                  -------     -------       -------       ------
  Net Investment Income (Loss)..................................    1,309       2,736         2,321        1,463
                                                                  -------     -------       -------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................    5,242      (1,496)       (6,635)         123
    Foreign Currency Transactions...............................       --          --            17           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   (4,354)     (1,266)         (774)       3,110
    Translation of Foreign Currency Denominated Amounts.........       --          --            29           25
                                                                  -------     -------       -------       ------
  Net Realized and Unrealized Gain (Loss).......................      888      (2,762)       (7,363)       3,258
                                                                  -------     -------       -------       ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................  $ 2,197     $   (26)      $(5,042)      $4,721
                                                                  =======     =======       =======       ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                                DFA VA
                                                                                               VIT Inflation-   Global
                                                                          VA Short-  VA Global   Protected     Moderate
                                                                          Term Fixed   Bond      Securities   Allocation
                                                                          Portfolio  Portfolio   Portfolio    Portfolio
                                                                          ---------- --------- -------------- ----------
Investment Income
  Income Distributions Received from Affiliated Investment
   Companies.............................................................      --         --          --        $1,065
                                                                             ----     ------        ----        ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................      --         --          --         1,065
                                                                             ----     ------        ----        ------
  Dividends..............................................................    $  3         --          --            --
  Interest...............................................................     779     $2,317        $(34)           --
  Income from Securities Lending.........................................       4         --          --            --
                                                                             ----     ------        ----        ------
     Total Investment Income.............................................     786      2,317         (34)           --
                                                                             ----     ------        ----        ------
Expenses
  Investment Management Fees.............................................     234        268          10           123
  Accounting & Transfer Agent Fees.......................................       6          7           1            --
  Custodian Fees.........................................................       3          4          --             1
  Shareholders' Reports..................................................       3          3           2             1
  Directors'/Trustees' Fees & Expenses...................................       1          1          --            --
  Professional Fees......................................................       4          5           3             1
  Offering Costs.........................................................      --         --          21            --
  Other..................................................................       1          3          --            --
                                                                             ----     ------        ----        ------
     Total Expenses......................................................     252        291          37           126
                                                                             ----     ------        ----        ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................      --         --         (20)          (56)
  Fees Paid Indirectly (Note C)..........................................      --         (1)         --            --
                                                                             ----     ------        ----        ------
  Net Expenses...........................................................     252        290          17            70
                                                                             ----     ------        ----        ------
  Net Investment Income (Loss)...........................................     534      2,027         (51)          995
                                                                             ----     ------        ----        ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................      --         --          --           881
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     (38)       635           1          (158)
    Foreign Currency Transactions........................................      --        (32)         --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     175      2,737         924          (956)
    Translation of Foreign Currency Denominated Amounts..................      --       (363)         --            --
                                                                             ----     ------        ----        ------
  Net Realized and Unrealized Gain (Loss)................................     137      2,977         925          (233)
                                                                             ----     ------        ----        ------
Net Increase (Decrease) in Net Assets Resulting from Operations..........    $671     $5,004        $874        $  762
                                                                             ====     ======        ====        ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 VA U.S. Targeted Value  VA U.S. Large Value
                                                                       Portfolio              Portfolio
                                                                 ---------------------  ---------------------
                                                                 Six Months     Year    Six Months     Year
                                                                    Ended      Ended       Ended      Ended
                                                                  April 30,   Oct. 31,   April 30,   Oct. 31,
                                                                    2016        2015       2016        2015
                                                                 ----------- ---------  ----------- ---------
                                                                 (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  1,309   $   2,555   $  2,736   $   4,793
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     5,242      13,276     (1,496)     10,551
    In-Kind Redemptions.........................................        --       9,806         --      13,445
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.......................................    (4,354)    (27,037)    (1,266)    (24,999)
                                                                  --------   ---------   --------   ---------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     2,197      (1,400)       (26)      3,790
                                                                  --------   ---------   --------   ---------
Distributions From:
  Net Investment Income.........................................    (2,558)     (1,890)    (4,847)     (4,357)
  Net Short-Term Gains..........................................    (2,378)         --         --        (208)
  Net Long-Term Gains...........................................   (10,897)     (9,989)   (10,777)     (4,141)
                                                                  --------   ---------   --------   ---------
     Total Distributions........................................   (15,833)    (11,879)   (15,624)     (8,706)
                                                                  --------   ---------   --------   ---------
Capital Share Transactions (1):
  Shares Issued.................................................    24,998      91,373     22,699     105,774
  Shares Issued in Lieu of Cash Distributions...................    15,653      11,782     15,584       8,690
  Shares Redeemed...............................................   (12,130)   (106,408)   (16,263)   (135,684)
                                                                  --------   ---------   --------   ---------
     Net Increase (Decrease) from Capital Share Transactions....    28,521      (3,253)    22,020     (21,220)
                                                                  --------   ---------   --------   ---------
     Total Increase (Decrease) in Net Assets....................    14,885     (16,532)     6,370     (26,136)
Net Assets
  Beginning of Period...........................................   190,237     206,769    232,569     258,705
                                                                  --------   ---------   --------   ---------
  End of Period.................................................  $205,122   $ 190,237   $238,939   $ 232,569
                                                                  ========   =========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     1,552       4,911      1,087       4,586
  Shares Issued in Lieu of Cash Distributions...................       988         685        755         398
  Shares Redeemed...............................................      (752)     (5,715)      (781)     (5,820)
                                                                  --------   ---------   --------   ---------
     Net Increase (Decrease) from Shares Issued and Redeemed....     1,788        (119)     1,061        (836)
                                                                  ========   =========   ========   =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $    679   $   1,928   $  1,808   $   3,919

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     VA International Value VA International Small
                                                                           Portfolio              Portfolio
                                                                     --------------------   --------------------
                                                                     Six Months     Year    Six Months     Year
                                                                        Ended      Ended       Ended      Ended
                                                                      April 30,   Oct. 31,   April 30,   Oct. 31,
                                                                        2016        2015       2016        2015
                                                                     -----------  --------  -----------  --------
                                                                     (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  2,321    $  5,081   $  1,463    $  2,893
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    (6,635)        (42)       123       4,134
    Foreign Currency Transactions...................................        17         (80)        --         (97)
    In-Kind Redemptions.............................................        --       5,629         --       8,655
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................      (774)    (19,075)     3,110     (10,179)
    Translation of Foreign Currency Denominated Amounts.............        29           6         25           5
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    (5,042)     (8,481)     4,721       5,411
                                                                      --------    --------   --------    --------
Distributions From:
  Net Investment Income.............................................    (4,932)     (6,690)    (2,717)     (2,956)
  Net Short-Term Gains..............................................        --          --       (204)       (577)
  Net Long-Term Gains...............................................        --          --     (3,999)     (2,383)
                                                                      --------    --------   --------    --------
     Total Distributions............................................    (4,932)     (6,690)    (6,920)     (5,916)
                                                                      --------    --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.....................................................    23,409      80,055     17,382      60,239
  Shares Issued in Lieu of Cash Distributions.......................     4,916       6,675      6,824       5,859
  Shares Redeemed...................................................   (10,052)    (81,281)    (8,870)    (73,279)
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions........    18,273       5,449     15,336      (7,181)
                                                                      --------    --------   --------    --------
     Total Increase (Decrease) in Net Assets........................     8,299      (9,722)    13,137      (7,686)
Net Assets
  Beginning of Period...............................................   155,251     164,973    127,813     135,499
                                                                      --------    --------   --------    --------
  End of Period.....................................................  $163,550    $155,251   $140,950    $127,813
                                                                      ========    ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................     2,278       6,499      1,582       5,097
  Shares Issued in Lieu of Cash Distributions.......................       474         588        630         546
  Shares Redeemed...................................................      (953)     (6,471)      (808)     (6,142)
                                                                      --------    --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed........     1,799         616      1,404        (499)
                                                                      ========    ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $  1,856    $  4,467   $    656    $  1,910

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     VA Short-Term Fixed                           VIT Inflation-Protected
                                                          Portfolio       VA Global Bond Portfolio Securities Portfolio
                                                    --------------------  -----------------------  ----------------------
                                                                                                                  Period
                                                                                                                 May 29,
                                                    Six Months    Year    Six Months      Year     Six Months    2015(a)
                                                       Ended     Ended       Ended       Ended        Ended         to
                                                     April 30,  Oct. 31,   April 30,    Oct. 31,    April 30,    Oct. 31,
                                                       2016       2015       2016         2015        2016         2015
                                                    ----------- --------  -----------   --------   -----------   --------
                                                    (Unaudited)           (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).....................  $    534   $    498   $  2,027     $  3,644     $   (51)    $    52
  Capital Gain Distributions Received from
   Investment Securities...........................        --         --         --           --          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................       (38)       176        635          (53)          1          (3)
    Foreign Currency Transactions..................        --         --        (32)         960          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................       175        (76)     2,737          671         924        (123)
    Translation of Foreign Currency Denominated
     Amounts.......................................        --         --       (363)         (91)         --          --
                                                     --------   --------   --------     --------     -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations....................       671        598      5,004        5,131         874         (74)
                                                     --------   --------   --------     --------     -------     -------
Distributions From:
  Net Investment Income............................      (573)      (318)    (3,687)      (4,456)        (55)         --
  Net Short-Term Gains.............................      (130)       (26)      (194)         (95)         --          --
  Net Long-Term Gains..............................       (45)       (69)      (786)        (237)         --          --
                                                     --------   --------   --------     --------     -------     -------
     Total Distributions...........................      (748)      (413)    (4,667)      (4,788)        (55)         --
                                                     --------   --------   --------     --------     -------     -------
Capital Share Transactions (1):
  Shares Issued....................................    31,860     49,799     35,683       65,710      14,275      16,841
  Shares Issued in Lieu of Cash Distributions......       746        413      4,612        4,743          55          --
  Shares Redeemed..................................   (30,316)   (53,319)   (17,999)     (42,735)     (2,134)       (388)
                                                     --------   --------   --------     --------     -------     -------
     Net Increase (Decrease) from Capital
      Share Transactions...........................     2,290     (3,107)    22,296       27,718      12,196      16,453
                                                     --------   --------   --------     --------     -------     -------
     Total Increase (Decrease) in Net Assets.......     2,213     (2,922)    22,633       28,061      13,015      16,379
Net Assets
  Beginning of Period..............................   186,794    189,716    235,082      207,021      16,379          --
                                                     --------   --------   --------     --------     -------     -------
  End of Period....................................  $189,007   $186,794   $257,715     $235,082     $29,394     $16,379
                                                     ========   ========   ========     ========     =======     =======
(1) Shares Issued and Redeemed:
  Shares Issued....................................     3,123      4,877      3,302        6,059       1,442       1,717
  Shares Issued in Lieu of Cash Distributions......        73         41        432          442           6          --
  Shares Redeemed..................................    (2,971)    (5,222)    (1,659)      (3,939)       (218)        (40)
                                                     --------   --------   --------     --------     -------     -------
     Net Increase (Decrease) from Shares
      Issued and Redeemed..........................       225       (304)     2,075        2,562       1,230       1,677
                                                     ========   ========   ========     ========     =======     =======
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)...........................................  $    385   $    424   $  1,320     $  2,980     $   (54)    $    52

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA VA Global Moderate
                                                                                        Allocation Portfolio
                                                                                        ---------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................  $    995    $ 1,290
  Capital Gain Distributions Received from Affiliated Investment Companies.............       881        215
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................      (158)      (137)
    Foreign Currency Transactions......................................................        --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................      (956)    (1,730)
    Translation of Foreign Currency Denominated Amounts................................        --         --
                                                                                         --------    -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................       762       (362)
                                                                                         --------    -------
Distributions From:
  Net Investment Income................................................................    (1,376)    (1,073)
  Net Short-Term Gains.................................................................        --         (1)
  Net Long-Term Gains..................................................................      (196)      (271)
                                                                                         --------    -------
     Total Distributions...............................................................    (1,572)    (1,345)
                                                                                         --------    -------
Capital Share Transactions (1):
  Shares Issued........................................................................     7,821     38,872
  Shares Issued in Lieu of Cash Distributions..........................................     1,572      1,346
  Shares Redeemed......................................................................    (2,967)    (4,621)
                                                                                         --------    -------
     Net Increase (Decrease) from Capital Share Transactions...........................     6,426     35,597
                                                                                         --------    -------
     Total Increase (Decrease) in Net Assets...........................................     5,616     33,890
Net Assets
  Beginning of Period..................................................................    98,887     64,997
                                                                                         --------    -------
  End of Period........................................................................  $104,503    $98,887
                                                                                         ========    =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       728      3,463
  Shares Issued in Lieu of Cash Distributions..........................................       146        124
  Shares Redeemed......................................................................      (278)      (413)
                                                                                         --------    -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       596      3,174
                                                                                         ========    =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).  $    240    $   621

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  VA U.S. Targeted Value Portfolio
                                                   --------------------------------------------------------------  --------------
                                                   Six Months       Year      Year      Year      Year      Year    Six Months
                                                      Ended        Ended     Ended     Ended     Ended     Ended       Ended
                                                    April 30,     Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                      2016          2015      2014      2013      2012      2011       2016
----------------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                                                      (Unaudited)
Net Asset Value, Beginning of Period..............  $  17.94     $  19.28   $  17.63  $  12.58  $  10.95  $ 10.40   $  22.83
                                                    --------     --------   --------  --------  --------  -------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.11         0.23       0.17      0.19      0.12     0.09       0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.04)       (0.44)      1.62      5.05      1.60     0.53      (0.31)
                                                    --------     --------   --------  --------  --------  -------   --------
   Total from Investment Operations...............      0.07        (0.21)      1.79      5.24      1.72     0.62      (0.06)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.24)       (0.18)     (0.14)    (0.19)    (0.09)   (0.07)     (0.47)
  Net Realized Gains..............................     (1.22)       (0.95)        --        --        --       --      (1.05)
                                                    --------     --------   --------  --------  --------  -------   --------
   Total Distributions............................     (1.46)       (1.13)     (0.14)    (0.19)    (0.09)   (0.07)     (1.52)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  16.55     $  17.94   $  19.28  $  17.63  $  12.58  $ 10.95   $  21.25
=================================================  ===========   ========   ========  ========  ========  ======== ===========
Total Return......................................      0.73%(D)    (0.80)%    10.19%    42.19%    15.82%    5.94%     (0.04)%(D)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $205,122     $190,237   $206,769  $161,321  $102,845  $88,845   $238,939
Ratio of Expenses to Average Net Assets...........      0.38%(E)     0.39%      0.37%     0.39%     0.41%    0.40%      0.27%(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.39%(E)     1.27%      0.93%     1.28%     1.00%    0.82%      2.46%(E)
Portfolio Turnover Rate...........................        17%(D)       33%        21%       15%       21%      14%         9%(D)
----------------------------------------------------------------------------------------------------------------------------------

                                                      VA U.S. Large Value Portfolio
                                                   -------------------------------------------------
                                                     Year      Year      Year      Year      Year
                                                    Ended     Ended     Ended     Ended     Ended
                                                   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                     2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  23.47  $  22.58  $  16.90  $  14.60  $  14.09
                                                   --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.46      0.39      0.35      0.30      0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.24)     2.67      5.64      2.26      0.52
                                                   --------  --------  --------  --------  --------
   Total from Investment Operations...............     0.22      3.06      5.99      2.56      0.76
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.43)    (0.32)    (0.31)    (0.26)    (0.25)
  Net Realized Gains..............................    (0.43)    (1.85)       --        --        --
                                                   --------  --------  --------  --------  --------
   Total Distributions............................    (0.86)    (2.17)    (0.31)    (0.26)    (0.25)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  22.83  $  23.47  $  22.58  $  16.90  $  14.60
=================================================  ========  ========  ========  ========  ========
Total Return......................................     1.07%    14.73%    36.04%    17.87%     5.37%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $232,569  $258,705  $200,123  $151,046  $123,893
Ratio of Expenses to Average Net Assets...........     0.29%     0.27%     0.28%     0.30%     0.29%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.00%     1.71%     1.78%     1.92%     1.59%
Portfolio Turnover Rate...........................       31%       19%       29%       12%       15%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                    VA International Value Portfolio
                                                    ---------------------------------------------------------------
                                                     Six Months       Year       Year      Year      Year     Year
                                                        Ended        Ended      Ended     Ended     Ended    Ended
                                                      April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                        2016          2015       2014      2013      2012     2011
----------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period...............  $  11.44      $  12.74   $  13.22   $  10.82  $ 10.87  $ 12.07
                                                     --------      --------   --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.16          0.37       0.55       0.34     0.37     0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (0.60)        (1.17)     (0.71)      2.41    (0.02)   (1.32)
                                                     --------      --------   --------   --------  -------  -------
   Total from Investment Operations................     (0.44)        (0.80)     (0.16)      2.75     0.35    (0.95)
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.36)        (0.50)     (0.32)     (0.35)   (0.40)   (0.25)
  Net Realized Gains...............................        --            --         --         --       --       --
                                                     --------      --------   --------   --------  -------  -------
   Total Distributions.............................     (0.36)        (0.50)     (0.32)     (0.35)   (0.40)   (0.25)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  10.64      $  11.44   $  12.74   $  13.22  $ 10.82  $ 10.87
=================================================== ===========    ========   ========   ========  ======== ========
Total Return.......................................     (3.79)%(D)    (6.26)%    (1.16)%    26.10%    3.57%   (8.08)%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $163,550      $155,251   $164,973   $137,908  $99,157  $93,450
Ratio of Expenses to Average Net Assets............      0.45%(E)      0.47%      0.46%      0.47%    0.50%    0.49%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................      0.45%(E)      0.47%      0.46%      0.47%    0.50%    0.49%
Ratio of Net Investment Income to Average Net
 Assets............................................      3.11%(E)      3.01%      4.16%      2.90%    3.56%    3.02%
Portfolio Turnover Rate............................         8%(D)        20%        16%        14%      17%      19%
----------------------------------------------------------------------------------------------------------------------

                                                                   VA International Small Portfolio
                                                    -------------------------------------------------------------
                                                    Six Months      Year       Year      Year      Year     Year
                                                       Ended       Ended      Ended     Ended     Ended    Ended
                                                     April 30,    Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                                       2016         2015       2014      2013      2012     2011
-------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  11.67     $  11.83  $  12.55   $  10.02  $ 10.20  $ 10.62
                                                     --------     --------  --------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.12         0.25      0.25       0.26     0.24     0.25
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      0.24         0.09     (0.33)      2.69     0.28    (0.45)
                                                     --------     --------  --------   --------  -------  -------
   Total from Investment Operations................      0.36         0.34     (0.08)      2.95     0.52    (0.20)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.24)       (0.25)    (0.27)     (0.25)   (0.31)   (0.22)
  Net Realized Gains...............................     (0.38)       (0.25)    (0.37)     (0.17)   (0.39)      --
                                                     --------     --------  --------   --------  -------  -------
   Total Distributions.............................     (0.62)       (0.50)    (0.64)     (0.42)   (0.70)   (0.22)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  11.41     $  11.67  $  11.83   $  12.55  $ 10.02  $ 10.20
=================================================== ===========   ========  ========   ========  ======== ========
Total Return.......................................      3.36%(D)     3.28%    (0.59)%    30.50%    6.05%   (2.03)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $140,950     $127,813  $135,499   $119,927  $86,604  $75,790
Ratio of Expenses to Average Net Assets............      0.59%(E)     0.61%     0.59%      0.65%    0.63%    0.62%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................      0.59%(E)     0.61%     0.59%      0.65%    0.63%    0.62%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.29%(E)     2.13%     1.99%      2.36%    2.51%    2.26%
Portfolio Turnover Rate............................         4%(D)       25%        8%        12%      13%      13%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                VA Short-Term Fixed Portfolio
                                               --------------------------------------------------------------  -------------
                                               Six Months      Year      Year      Year      Year      Year    Six Months
                                                  Ended       Ended     Ended     Ended     Ended     Ended       Ended
                                                April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   April 30,
                                                  2016         2015      2014      2013      2012      2011       2016
-----------------------------------------------------------------------------------------------------------------------------
                                               (Unaudited)                                                     (Unaudited)
Net Asset Value, Beginning of Period..........  $  10.23     $  10.22  $  10.23  $  10.26  $  10.25  $  10.31   $  10.93
                                                --------     --------  --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.03         0.03      0.02      0.03      0.04      0.04       0.09
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        --         0.01      0.01        --      0.04      0.01       0.13
                                                --------     --------  --------  --------  --------  --------   --------
   Total from Investment Operations...........      0.03         0.04      0.03      0.03      0.08      0.05       0.22
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.03)       (0.02)    (0.03)    (0.04)    (0.04)    (0.06)     (0.17)
  Net Realized Gains..........................     (0.01)       (0.01)    (0.01)    (0.02)    (0.03)    (0.05)     (0.05)
                                                --------     --------  --------  --------  --------  --------   --------
   Total Distributions........................     (0.04)       (0.03)    (0.04)    (0.06)    (0.07)    (0.11)     (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  10.22     $  10.23  $  10.22  $  10.23  $  10.26  $  10.25   $  10.93
============================================== ===========   ========  ========  ========  ========  ========  ===========
Total Return..................................      0.30%(D)     0.34%     0.25%     0.35%     0.73%     0.42%      2.02%(D)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $189,007     $186,794  $189,716  $137,906  $112,040  $115,501   $257,715
Ratio of Expenses to Average Net Assets.......      0.27%(E)     0.28%     0.27%     0.29%     0.30%     0.29%      0.24%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............      0.27%(E)     0.28%     0.27%     0.29%     0.30%     0.29%      0.24%(E)
Ratio of Net Investment Income to Average Net
 Assets.......................................      0.57%(E)     0.28%     0.20%     0.32%     0.42%     0.42%      1.67%(E)
Portfolio Turnover Rate.......................        27%(D)      105%       70%       55%       85%       66%        23%(D)
-----------------------------------------------------------------------------------------------------------------------------

                                                     VA Global Bond Portfolio
                                               -------------------------------------------------
                                                 Year      Year      Year      Year      Year
                                                Ended     Ended     Ended     Ended     Ended
                                               Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                 2015      2014      2013      2012      2011
------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......... $  10.92  $  10.92  $  11.18  $  11.28  $  11.82
                                               --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............     0.17      0.15      0.11      0.18      0.23
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     0.09      0.05     (0.04)     0.25      0.06
                                               --------  --------  --------  --------  --------
   Total from Investment Operations...........     0.26      0.20      0.07      0.43      0.29
------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................    (0.23)    (0.05)    (0.18)    (0.30)    (0.49)
  Net Realized Gains..........................    (0.02)    (0.15)    (0.15)    (0.23)    (0.34)
                                               --------  --------  --------  --------  --------
   Total Distributions........................    (0.25)    (0.20)    (0.33)    (0.53)    (0.83)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $  10.93  $  10.92  $  10.92  $  11.18  $  11.28
============================================== ========  ========  ========  ========  ========
Total Return..................................     2.40%     1.90%     0.63%     3.97%     2.77%
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $235,082  $207,021  $167,293  $141,190  $131,212
Ratio of Expenses to Average Net Assets.......     0.26%     0.25%     0.27%     0.29%     0.29%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............     0.26%     0.25%     0.27%     0.29%     0.29%
Ratio of Net Investment Income to Average Net
 Assets.......................................     1.61%     1.37%     1.04%     1.61%     2.10%
Portfolio Turnover Rate.......................       54%       75%       73%       63%       71%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                   VIT Inflation-Protected Securities Portfolio
                                                   --------------------------------
                                                                           Period
                                                   Six Months              May 29,
                                                      Ended                2015(a)
                                                    April 30,                to
                                                      2016              Oct. 31, 2015
------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $  9.77               $ 10.00
                                                     -------               -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     (0.03)                 0.05
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.40                 (0.28)
                                                     -------               -------
   Total from Investment Operations...............      0.37                 (0.23)
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.03)                   --
 Net Realized Gains...............................        --                    --
                                                     -------               -------
   Total Distributions............................     (0.03)                   --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 10.11               $  9.77
=================================================  =================    ===================
Total Return......................................      3.84%(D)             (2.30)%(D)
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $29,394               $16,379
Ratio of Expenses to Average Net Assets...........      0.18%(E)              0.18%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................      0.38%(E)              0.88%(C)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................     (0.53)%(E)             1.29%(C)(E)
Portfolio Turnover Rate...........................        10%(D)                 4%(D)
------------------------------------------------------------------------------------------------

                                                            DFA VA Global Moderate Allocation Portfolio
                                                   ---------------------------------------------------
                                                                                                 Period
                                                     Six Months        Year        Year         April 8,
                                                        Ended         Ended       Ended          2013(a)
                                                      April 30,      Oct. 31,    Oct. 31,          to
                                                        2016           2015        2014       Oct. 31, 2013
----------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period..............  $  11.12        $ 11.37     $ 10.91        $ 10.00
                                                    --------        -------     -------        -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.11           0.18        0.14           0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.04)         (0.22)       0.49           0.84
                                                    --------        -------     -------        -------
   Total from Investment Operations...............      0.07          (0.04)       0.63           0.91
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.15)         (0.17)      (0.14)            --
 Net Realized Gains...............................     (0.02)         (0.04)      (0.03)            --
                                                    --------        -------     -------        -------
   Total Distributions............................     (0.17)         (0.21)      (0.17)            --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.02        $ 11.12     $ 11.37        $ 10.91
=================================================  ===========      ========    ========    =============
Total Return......................................      0.70%(D)      (0.23)%      5.87%          9.10%(D)
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $104,503        $98,887     $64,997        $40,483
Ratio of Expenses to Average Net Assets...........      0.40%(B)(E)    0.40%(B)    0.40%(B)       0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................      0.51%(B)(E)    0.54%(B)    0.66%(B)       0.93%(B)(C)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets.......................................      2.02%(B)(E)    1.56%(B)    1.27%(B)       1.12%(B)(C)(E)
Portfolio Turnover Rate...........................        --             --          --             --
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, eight of which (the "Portfolios") are included in this report. The remaining eighty-seven are presented in separate reports. The Portfolios are only available through a select group of insurance products.

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund (the "Master Funds").

                                                                                         Percentage
                                                                                          Ownership
Fund of Funds                                                                            at 04/30/16
-------------                                                                            -----------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 2 Portfolio                    --*
                                             International Core Equity Portfolio             --*
                                             DFA Selectively Hedged Global Fixed Income       1%
                                               Portfolio
                                             VA Global Bond Portfolio                         5%
                                             U.S. Core Equity 1 Portfolio                    --*
                                             Emerging Markets Core Equity Portfolio          --*
                                             DFA Two-Year Global Fixed Income Portfolio      --*
                                             VA Short-Term Fixed Portfolio                    2%
                                             VA U.S. Large Value Portfolio                    1%
                                             VA International Value Portfolio                 1%
                                             DFA Real Estate Securities Portfolio            --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the "International Equity

Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............. 0.35%
              VA U.S. Large Value Portfolio................ 0.25%
              VA International Value Portfolio............. 0.40%
              VA International Small Portfolio............. 0.50%
              VA Short-Term Fixed Portfolio................ 0.25%
              VA Global Bond Portfolio..................... 0.22%*
              VIT Inflation-Protected Securities Portfolio. 0.10%
              DFA VA Global Moderate Allocation Portfolio.. 0.25%

* The VA Global Bond Portfolio's investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to a Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements for the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2016, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                 Previously
                                                                 Recovery       Waived Fees/
                                                   Expense    of Previously   Expenses Assumed
                                                  Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                          Amount   Expenses Assumed     Recovery
--------------------------                        ---------- ---------------- -----------------
VIT Inflation-Protected Securities Portfolio (1).    0.18%          --              $ 48
DFA VA Global Moderate Allocation Portfolio (2)..    0.40%          --               348

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within 36 months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  VA International Value Portfolio.     --*
                  VA International Small Portfolio.     --*
                  VA Global Bond Portfolio.........    $ 1

* Amounts designated as -- are less than $500.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

               VA U.S. Targeted Value Portfolio............. $ 5
               VA U.S. Large Value Portfolio................   6
               VA International Value Portfolio.............   4
               VA International Small Portfolio.............   4
               VA Short-Term Fixed Portfolio................   5
               VA Global Bond Portfolio.....................   6
               VIT Inflation-Protected Securities Portfolio.  --
               DFA VA Global Moderate Allocation Portfolio..   1

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                               U.S. Government   Other Investment
                                                 Securities         Securities
                                              ----------------- ------------------
                                              Purchases  Sales   Purchases  Sales
                                              --------- ------- ---------- -------
VA U.S. Targeted Value Portfolio.............       --       --  $46,089   $31,717
VA U.S. Large Value Portfolio................       --       --   28,582    19,502
VA International Value Portfolio.............       --       --   28,306    12,441
VA International Small Portfolio.............       --       --   15,232     4,745
VA Short-Term Fixed Portfolio................  $15,225  $19,202   52,287    22,814
VA Global Bond Portfolio.....................    5,203    5,250   74,582    49,627
VIT Inflation-Protected Securities Portfolio.   14,251    2,025       --        --

   For the six months ended April 30, 2016, DFA VA Global Moderate Allocation Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                DFA VA Global Moderate Allocation Portfolio
                                  -----------------------------------------------------------------------
                                  Balance at Balance at                                  Distributions of
Affiliated Investment Companies   10/31/2015 4/30/2016  Purchases Sales  Dividend Income  Realized Gains
-------------------------------   ---------- ---------- --------- ------ --------------- ----------------
U.S. Core Equity 2 Portfolio.....  $30,228    $ 31,554   $2,903   $  664     $  307            $594
International Core Equity
  Portfolio......................   14,054      14,949    1,140      143        120              --
DFA Selectively Hedged Global
  Fixed Income Portfolio.........   12,308      13,149    1,280      699        136              --
VA Global Bond Portfolio.........   12,325      13,118    1,601      819        194              52
U.S. Core Equity 1 Portfolio.....   10,839      11,221      619       --        109             129
DFA Two-Year Global Fixed Income
  Portfolio......................    4,900       5,194      461      173         15              --
VA Short-Term Fixed Portfolio....    4,900       5,188      461      168         15               5
Emerging Markets Core Equity
  Portfolio......................    4,129       4,565      372        9         42              --
VA U.S. Large Value Portfolio....    2,191       2,237      192       --         45             101
DFA Real Estate Securities
  Portfolio......................    1,449       1,663      175       --         32              --
VA International Value Portfolio.    1,575       1,662      191       --         50              --
                                   -------    --------   ------   ------     ------            ----
Total............................  $98,898    $104,500   $9,395   $2,675     $1,065            $881
                                   =======    ========   ======   ======     ======            ====

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
VA U.S. Targeted Value Portfolio............     $ 9,703          $  3         $ (9,706)
VA U.S. Large Value Portfolio...............      13,443            --          (13,443)
VA International Value Portfolio............       5,573           (21)          (5,552)
VA International Small Portfolio............       8,504            75           (8,579)
VA Short-Term Fixed Portfolio...............          --            --               --
VA Global Bond Portfolio....................          --           (75)              75
DFA VA Global Moderate Allocation Portfolio.          --            10              (10)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2014........................................     $1,253             --    $ 1,253
2015........................................      1,890        $ 9,989     11,879
VA U.S. Large Value Portfolio
2014........................................      2,914         16,668     19,582
2015........................................      4,565          4,140      8,705
VA International Value Portfolio
2014........................................      3,420             --      3,420
2015........................................      6,690             --      6,690
VA International Small Portfolio
2014........................................      3,450          2,793      6,243
2015........................................      3,533          2,383      5,916
VA Short-Term Fixed Portfolio
2014........................................        467             42        509
2015........................................        345             69        414
VA Global Bond Portfolio
2014........................................      1,112          2,067      3,179
2015........................................      4,551            237      4,788
DFA VA Global Moderate Allocation Portfolio
2014........................................        648             --        648
2015........................................      1,074            271      1,345

   VIT Inflation-Protected Securities Portfolio commenced operations on May 29, 2015, and did not pay any distributions for the years ended October 31, 2014 and October 31, 2015.

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    Undistributed                                               Total Net
                                    Net Investment                                            Distributable
                                      Income and   Undistributed                 Unrealized     Earnings
                                      Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                    Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                    -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio...     $4,311        $10,897            --       $ 12,570      $ 27,778
VA U.S. Large Value Portfolio......      3,923         10,782            --         49,641        64,346
VA International Value Portfolio...      4,476             --       $(3,316)       (18,223)      (17,063)
VA International Small Portfolio...      2,768          3,999            --         (2,551)        4,216
VA Short-Term Fixed Portfolio......        559             45            --             (8)          596
VA Global Bond Portfolio...........      3,191            786            --          1,303         5,280
VIT Inflation-Protected Securities
  Portfolio........................         55             --            (3)          (127)          (75)
DFA VA Global Moderate Allocation
  Portfolio........................        621            195            --          2,824         3,640

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                     2017    Unlimited    Total
                                                   ------    ---------    ------
     VA U.S. Targeted Value Portfolio.............     --        --           --
     VA U.S. Large Value Portfolio................     --        --           --
     VA International Value Portfolio............. $2,412      $904       $3,316
     VA International Small Portfolio.............     --        --           --
     VA Short-Term Fixed Portfolio................     --        --           --
     VA Global Bond Portfolio.....................     --        --           --
     VIT Inflation-Protected Securities Portfolio.     --         3            3
     DFA VA Global Moderate Allocation Portfolio..     --        --           --

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                              Federal   Unrealized   Unrealized   Appreciation
                                              Tax Cost Appreciation Depreciation (Depreciation)
                                              -------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio............. $228,706   $32,704      $(24,459)     $  8,245
VA U.S. Large Value Portfolio................  201,177    56,000        (7,620)       48,380
VA International Value Portfolio.............  192,095     9,090       (28,085)      (18,995)
VA International Small Portfolio.............  156,914    27,804       (27,240)          564
VA Short-Term Fixed Portfolio................  193,471       218           (50)          168
VA Global Bond Portfolio.....................  250,781     4,041            (2)        4,039
VIT Inflation-Protected Securities Portfolio.   28,557       798            --           798
DFA VA Global Moderate Allocation Portfolio..  102,688     3,148        (1,280)        1,868

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA Global Bond Portfolio*

                                                                              Unrealized
                                                                                Foreign
Settlement Currency                                  Contract     Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount   April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- --------  -------------- -----------
 06/07/16   (1,041) Singapore Dollar  Citibank, N.A. $   (768)    $   (773)      $  (5)
 05/11/16  (31,679) Swedish Krona     Citibank, N.A.   (3,884)      (3,946)        (62)
 07/01/16       47  UK Pound Sterling Citibank, N.A.       67           68           1
 07/01/16        3  UK Pound Sterling Citibank, N.A.        4            4          --
 07/01/16   (1,039) UK Pound Sterling UBS AG           (1,477)      (1,518)        (41)
 07/01/16   (5,823) UK Pound Sterling                  (8,261)      (8,509)       (248)
                                                     --------     --------       -----
                                                     $(14,319)    $(14,674)      $(355)
                                                     ========     ========       =====

* During the six months ended April 30, 2016, the VA Global Bond Portfolio's average contract amount of forward currency contracts was $8,720 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   The following is a summary of the location of derivatives on the VA Global Bond Portfolio's Statement of Assets and Liabilities as of April 30, 2016:

                           Location on the Statement of Assets and Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                         Asset Derivatives Value
                                         --------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                         April 30, 2016   Contracts
               -                         --------------   ---------
               VA Global Bond Portfolio.     $   1          $   1

                                         Liability Derivatives Value
                                         --------------------------
                                          Total Value      Foreign
                                               at         Exchange
                                         April 30, 2016   Contracts
               -                         --------------   ---------
               VA Global Bond Portfolio.      (356)          (356)

   The following is a summary of the location on the VA Global Bond Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

   The following is a summary of the realized and change in unrealized gains and losses from the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                             Realized Gain (Loss)
                                              on Derivatives
                                             --------------------
                                                             Foreign
                                                            Exchange
                                              Total         Contracts
                                              ----           ---------
                   VA Global Bond Portfolio. $ (34)           $ (34)

                                             Change in Unrealized
                                             Appreciation (Depreciation)
                                              on Derivatives
                                             ---------------------------
                                                             Foreign
                                                            Exchange
                                              Total         Contracts
                                              ----           ---------
                   VA Global Bond Portfolio. $(367)           $(367)

Offsetting of Derivative Assets and Derivative Liabilities

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2016 (amounts in thousands):

                                         Gross Amounts Not                         Gross Amounts Not
                                           Offset in the                             Offset in the
                                        Statements of Assets                      Statements of Assets
                              Gross       and Liabilities               Gross       and Liabilities
                            Amounts of ----------------------        Amounts of  ----------------------
                            Recognized  Financial     Cash     Net   Recognized   Financial     Cash     Net
                              Assets   Instruments Collateral Amount Liabilities Instruments Collateral Amount
Description                    (a)         (b)      Received   (c)       (a)         (d)      Pledged    (e)
-----------                 ---------- ----------- ---------- ------ ----------- ----------- ---------- ------
                                             Assets                                 Liabilities
                            ---------------------------------------- -----------------------------------------
VA Global Bond Portfolio
Forward Currency Contracts.     $1         $(1)        --       --      $356         $(1)        --      $355

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     0.87%        $  703          3         --        $1,083
VA U.S. Large Value Portfolio.....     1.02%         1,056         15         --         1,753
VA International Value Portfolio..     1.12%           123          1         --           123
VA International Small Portfolio..     1.07%            91         11         --           189
DFA VA Global Moderate Allocation
  Portfolio.......................     1.04%           120         25         --           625

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   At April 30, 2016, VA International Small Portfolio had loans outstanding in the amount of $113 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

       Portfolio                         Purchases Sales  Realized Gains
       ---------                         --------- ------ --------------
       VA U.S. Targeted Value Portfolio.  $1,565   $5,085      $925
       VA U.S. Large Value Portfolio....     668    1,040       147

J. Securities Lending:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                      Market
                                                      Value
                                                      ------
                    VA U.S. Targeted Value Portfolio. $7,382
                    VA U.S. Large Value Portfolio....  4,212
                    VA International Small Portfolio.    293

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                      Remaining Contractual Maturity of the Agreements
                                                    As of April 30, 2016
                                  --------------------------------------------------------
                                  Overnight and            Between
                                   Continuous   <30 days 30 & 90 days >90 days    Total
                                  ------------- -------- ------------ -------- -----------
VA U.S. Targeted Value Portfolio
 Bonds...........................  $32,433,183     --         --         --    $32,433,183
VA U.S. Large Value Portfolio
 Bonds...........................  $10,818,625     --         --         --    $10,818,625
VA International Value Portfolio
 Bonds...........................  $10,306,766     --         --         --    $10,306,766
VA International Small Portfolio
 Bonds...........................  $17,465,804     --         --         --    $17,465,804
VA Short-Term Fixed Portfolio
 Bonds...........................  $ 6,944,308     --         --         --    $ 6,944,308
VA Global Bond Portfolio
 Bonds...........................  $ 1,254,000     --         --         --    $ 1,254,000
                                   -----------     --         --         --    -----------
Total Borrowings.................  $79,222,686     --         --         --    $79,222,686
                                   -----------     --         --         --    -----------
Gross amount of recognized liabilities for securities lending transactions.... $79,222,686
                                                                               ===========

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                               Percentage of
                                                   Number of    Outstanding
                                                  Shareholders    Shares
                                                  ------------ -------------
    VA U.S. Targeted Value Portfolio.............      3            75%
    VA U.S. Large Value Portfolio................      3            73%
    VA International Value Portfolio.............      4            78%
    VA International Small Portfolio.............      5            78%
    VA Short-Term Fixed Portfolio................      5            85%
    VA Global Bond Portfolio.....................      5            87%
    VIT Inflation-Protected Securities Portfolio.      2            96%
    DFA VA Global Moderate Allocation Portfolio..      5            97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-004S
 [LOGO]                                                              00157602

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         LWAS/DFA U.S. High Book to Market Portfolio....................   5
         LWAS/DFA Two-Year Fixed Income Portfolio.......................   6
         LWAS/DFA Two-Year Government Portfolio.........................   8
     Statements of Assets and Liabilities...............................   9
     Statements of Operations...........................................  11
     Statements of Changes in Net Assets................................  12
     Financial Highlights...............................................  13
     Notes to Financial Statements......................................  15
  DFA Investment Dimensions Group Inc. - LWAS/DFA International High
    Book to Market Portfolio
     Disclosure of Fund Expenses........................................  22
     Disclosure of Portfolio Holdings...................................  23
     Schedule of Investments............................................  24
     Statement of Assets and Liabilities................................  25
     Statement of Operations............................................  26
     Statement of Changes in Net Assets.................................  27
     Financial Highlights...............................................  28
     Notes to Financial Statements......................................  29
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  34
     Disclosure of Portfolio Holdings...................................  35
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  36
         The DFA International Value Series.............................  39
     Statements of Assets and Liabilities...............................  43
     Statements of Operations...........................................  44
     Statements of Changes in Net Assets................................  45
     Financial Highlights...............................................  46
     Notes to Financial Statements......................................  47
  Voting Proxies on Fund Portfolio Securities...........................  57
  Board Approval of Investment Management Agreements....................  58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return                             $1,000.00 $  999.40    0.33%    $1.64
Hypothetical 5% Annual Return                  $1,000.00 $1,023.22    0.33%    $1.66

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return                             $1,000.00 $1,005.00    0.29%    $1.45
Hypothetical 5% Annual Return                  $1,000.00 $1,023.42    0.29%    $1.46

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return                      $1,000.00 $1,003.30    0.28%    $1.39
Hypothetical 5% Annual Return           $1,000.00 $1,023.47    0.28%    $1.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  12.2%
              Government...................................  30.1%
              Foreign Corporate............................  28.3%
              Foreign Government...........................  26.1%
              Supranational................................   3.3%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $55,579,658
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $26,142,947)........................................... $55,579,658
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (13.3%)
Federal Home Loan Bank
    0.625%, 10/26/17............................. $1,500 $ 1,497,254
    5.000%, 11/17/17.............................  3,800   4,045,510
Federal Home Loan Mortgage Corporation
    1.000%, 09/29/17.............................  2,850   2,859,915
    0.750%, 01/12/18.............................    500     499,348
Federal National Mortgage Association
    1.000%, 09/27/17.............................  1,250   1,254,498
    0.875%, 10/26/17.............................  1,800   1,802,977
    0.875%, 12/20/17.............................    297     297,333
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         12,256,835
                                                         -----------

BONDS -- (77.1%)
3M Co.
    1.000%, 06/26/17.............................    500     501,398
Alberta, Province of Canada
    1.000%, 06/21/17.............................    832     832,789
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................  1,800   1,804,766
Apple, Inc.
    1.300%, 02/23/18.............................    500     503,468
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................    500     503,064
    1.000%, 02/12/18.............................  1,000     999,018
Bank of Montreal
#   1.400%, 09/11/17.............................  1,100   1,104,334
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................    200     202,276
#   1.250%, 04/11/17.............................  1,000   1,002,226
    1.300%, 07/21/17.............................    800     801,426
Berkshire Hathaway Finance Corp.
#   1.600%, 05/15/17.............................    970     977,745
British Columbia, Province of Canada
    1.200%, 04/25/17.............................  1,500   1,505,146
Caisse des Depots et Consignations
    1.000%, 03/13/17.............................  2,400   2,401,253
Chevron Corp.
    1.344%, 11/09/17.............................  2,550   2,562,248
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  1,200   1,208,909
Coca-Cola Co. (The)
#   0.875%, 10/27/17.............................  1,100   1,100,957
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................  1,400   1,402,400
#   1.900%, 09/18/17.............................  1,000   1,007,580
Council Of Europe Development Bank
    1.000%, 03/07/18.............................    500     500,049
DBS Bank, Ltd.
    2.350%, 02/28/17.............................    300     302,464

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Development Bank of Japan, Inc.
    5.125%, 02/01/17............................. $  500 $  515,118
    1.500%, 03/13/17.............................    500    500,900
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................  2,400  2,399,114
European Investment Bank
    1.625%, 06/15/17.............................    500    504,285
    1.000%, 08/17/17.............................    400    400,786
    1.125%, 09/15/17.............................  1,200  1,203,636
Export Development Canada
    0.625%, 04/27/17.............................  1,500  1,496,389
    0.750%, 12/15/17.............................    500    498,825
Exxon Mobil Corp.
#   1.439%, 03/01/18.............................  1,500  1,514,496
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................  1,300  1,303,497
Inter-American Development Bank
    1.250%, 01/16/18.............................  1,020  1,025,772
    0.875%, 03/15/18.............................    500    499,763
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................    500    498,315
International Business Machines Corp.
#   5.700%, 09/14/17.............................  2,213  2,355,345
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,611,899
KFW
    0.875%, 09/05/17.............................  1,000  1,000,250
    2.375%, 12/22/17.............................    700    716,318
    4.375%, 03/15/18.............................    750    797,301
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  1,000  1,004,758
    1.000%, 03/15/18.............................    500    499,324
Kommunekredit
    1.125%, 01/16/18.............................  1,000  1,002,326
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  1,034  1,034,078
    1.000%, 01/29/18.............................  1,500  1,498,650
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  1,850  1,876,429
    1.300%, 06/30/17.............................    400    400,670
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................    672    674,968
Nordea Bank AB
#   3.125%, 03/20/17.............................  2,520  2,564,982
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17.............................  1,100  1,099,153
Ontario, Province of Canada
    1.100%, 10/25/17.............................  2,550  2,553,672
Pfizer, Inc.
    1.100%, 05/15/17.............................    955    959,449

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Royal Bank of Canada
    1.250%, 06/16/17............................. $  700 $  700,119
#   1.400%, 10/13/17.............................    300    300,990
#   1.500%, 01/16/18.............................  1,331  1,336,349
Shell International Finance BV
    1.125%, 08/21/17.............................    800    800,489
    1.250%, 11/10/17.............................  1,000  1,001,203
Statoil ASA
    3.125%, 08/17/17.............................    500    512,142
#   1.250%, 11/09/17.............................  1,000  1,000,504
Svensk Exportkredit AB
    1.125%, 04/05/18.............................  1,000  1,001,046
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    712,077
Sweden Government International Bond
    0.875%, 08/15/17.............................    500    500,174
Toronto-Dominion Bank (The)
#   1.125%, 05/02/17.............................  2,200  2,202,420
Total Capital International SA
    1.500%, 02/17/17.............................  1,000  1,004,579
    1.550%, 06/28/17.............................    300    301,459
Toyota Motor Credit Corp.
    1.125%, 05/16/17.............................    400    401,019
    1.750%, 05/22/17.............................  2,000  2,017,460

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
Westpac Banking Corp.
      2.000%, 08/14/17............................. $  1,026 $ 1,036,223
      1.500%, 12/01/17.............................    1,000   1,004,294
                                                             -----------
TOTAL BONDS........................................           71,066,531
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (1.4%)
U.S. Treasury Notes
      0.875%, 11/15/17.............................      800     801,938
      0.750%, 12/31/17.............................      500     500,058
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS....................            1,301,996
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           84,625,362
                                                             -----------
                                                     Shares
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
       0.455%......................................  614,395     614,395
                                                             -----------

SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund...............  604,528   6,994,385
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,117,290)...............................           $92,234,142
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $12,256,835   --    $12,256,835
    Bonds.........................       --  71,066,531   --     71,066,531
    U.S. Treasury Obligations.....       --   1,301,996   --      1,301,996
    Temporary Cash Investments.... $614,395          --   --        614,395
    Securities Lending Collateral.       --   6,994,385   --      6,994,385
                                   -------- -----------   --    -----------
    TOTAL......................... $614,395 $91,619,747   --    $92,234,142
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
 0.625%, 09/30/17........................................... $  1,150 $  1,149,012
 0.875%, 10/15/17...........................................   22,900   22,960,823
 0.750%, 10/31/17...........................................    8,000    8,005,000
 0.875%, 11/15/17...........................................   19,200   19,246,502
 2.250%, 11/30/17...........................................    7,700    7,883,776
 1.000%, 12/15/17...........................................   11,400   11,448,986
 0.750%, 12/31/17...........................................   22,700   22,702,656
 0.875%, 01/15/18...........................................   15,000   15,032,820
 2.625%, 01/31/18...........................................    9,600    9,910,128
 1.000%, 03/15/18...........................................    2,000    2,008,750
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           120,348,453
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund  176,401      176,401
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $120,237,958)...........          $120,524,854
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $120,348,453   --    $120,348,453
Temporary Cash Investments......... $176,401           --   --         176,401
                                    -------- ------------   --    ------------
TOTAL.............................. $176,401 $120,348,453   --    $120,524,854
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     55,580
Prepaid Expenses and Other Assets........................................................................           13
                                                                                                          ------------
     Total Assets........................................................................................       55,593
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           19
Accrued Expenses and Other Liabilities...................................................................           16
                                                                                                          ------------
     Total Liabilities...................................................................................           35
                                                                                                          ------------
NET ASSETS............................................................................................... $     55,558
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,277,526
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      16.95
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     26,143
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     25,001
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................           91
Accumulated Net Realized Gain (Loss).....................................................................        1,029
Net Unrealized Appreciation (Depreciation)...............................................................       29,437
                                                                                                          ------------
NET ASSETS............................................................................................... $     55,558
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA      LWAS/DFA
                                                                                          Two-Year      Two-Year
                                                                                        Fixed Income   Government
                                                                                         Portfolio     Portfolio
                                                                                        ------------  ------------
ASSETS:
Investments at Value (including $6,851 and $0 of securities on loan, respectively)..... $     84,626  $    120,349
Temporary Cash Investments at Value & Cost.............................................          614           176
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,994            --
Receivables:
  Investment Securities Sold...........................................................          505            --
  Interest.............................................................................          331           394
  Securities Lending Income............................................................            1            --
  Fund Shares Sold.....................................................................           40            --
Prepaid Expenses and Other Assets......................................................           13            13
                                                                                        ------------  ------------
     Total Assets......................................................................       93,124       120,932
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        6,994            --
  Investment Securities Purchased......................................................          801            --
  Fund Shares Redeemed.................................................................           --            82
  Due to Advisor.......................................................................           10            15
Accrued Expenses and Other Liabilities.................................................           19            26
                                                                                        ------------  ------------
     Total Liabilities.................................................................        7,824           123
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     85,300  $    120,809
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,521,256    12,228,014
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.01  $       9.88
                                                                                        ============  ============
Investments at Cost.................................................................... $     84,509  $    120,062
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     85,173  $    120,776
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           53            58
Accumulated Net Realized Gain (Loss)...................................................          (43)         (312)
Net Unrealized Appreciation (Depreciation).............................................          117           287
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     85,300  $    120,809
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:....
  Dividends..............................................................  $   728         --          --
  Interest...............................................................        1         --          --
  Income from Securities Lending.........................................        7         --          --
  Expenses Allocated from Affiliated Investment Company..................      (30)        --          --
                                                                           -------       ----       -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      706         --          --
                                                                           -------       ----       -----
Fund Investment Income
  Dividends..............................................................       --       $  1          --
  Interest...............................................................       --        428         498
  Income from Securities Lending.........................................       --          7          --
                                                                           -------       ----       -----
     Total Investment Income.............................................       --        436         498
                                                                           -------       ----       -----
Fund Expenses
  Investment Management Fees.............................................       30         66          94
  Accounting & Transfer Agent Fees.......................................        2          4           5
  Shareholder Servicing Fees.............................................       41         35          50
  Custodian Fees.........................................................       --          2           1
  Filing Fees............................................................        9          9          10
  Shareholders' Reports..................................................        4          5           7
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        1          4           5
  Other..................................................................        1          2           2
                                                                           -------       ----       -----
     Total Expenses......................................................       88        127         175
                                                                           -------       ----       -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (27)        --          --
                                                                           -------       ----       -----
  Net Expenses...........................................................       61        127         175
                                                                           -------       ----       -----
  Net Investment Income (Loss)...........................................      645        309         323
                                                                           -------       ----       -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    1,006        (44)       (311)
    Futures..............................................................       27         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (1,907)       175         357
    Futures..............................................................       11         --          --
                                                                           -------       ----       -----
  Net Realized and Unrealized Gain (Loss)................................     (863)       131          46
                                                                           -------       ----       -----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $  (218)      $440       $ 369
                                                                           =======       ====       =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed  LWAS/DFA Two-Year
                                               to Market Portfolio       Income Portfolio      Government Portfolio
                                               ----------------------  ----------------------  -------------------
                                               Six Months     Year     Six Months     Year     Six Months   Year
                                                 Ended       Ended       Ended       Ended       Ended     Ended
                                               April 30,    Oct. 31,   April 30,    Oct. 31,   April 30,  Oct. 31,
                                                  2016        2015        2016        2015        2016      2015
                                               ----------   --------   ----------   --------   ---------- --------
                                                   (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................  $   645     $  1,275    $   309     $    422    $    323  $    443
  Net Realized Gain (Loss) on:
    Investment Securities Sold................    1,006        4,976        (44)         218        (311)      367
    Futures...................................       27           --         --           --          --        --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.....................   (1,907)      (5,532)       175         (102)        357      (250)
    Futures...................................       11           --         --           --          --        --
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     (218)         719        440          538         369       560
                                                -------     --------    -------     --------    --------  --------
Distributions From:
  Net Investment Income.......................     (661)      (1,203)      (324)        (376)       (320)     (424)
  Net Short-Term Gains........................       --          (68)      (205)        (108)       (352)     (411)
  Net Long-Term Gains.........................   (4,712)      (4,067)        (5)         (73)         --        --
                                                -------     --------    -------     --------    --------  --------
     Total Distributions......................   (5,373)      (5,338)      (534)        (557)       (672)     (835)
                                                -------     --------    -------     --------    --------  --------
Capital Share Transactions (1):
  Shares Issued...............................      703        1,865      1,223        6,920       2,893     9,826
  Shares Issued in Lieu of Cash
   Distributions..............................    5,372        5,338        534          557         672       836
  Shares Redeemed.............................   (4,447)     (11,277)    (8,142)     (14,640)    (16,101)  (21,970)
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    1,628       (4,074)    (6,385)      (7,163)    (12,536)  (11,308)
                                                -------     --------    -------     --------    --------  --------
     Total Increase (Decrease) in Net
      Assets..................................   (3,963)      (8,693)    (6,479)      (7,182)    (12,839)  (11,583)
Net Assets
  Beginning of Period.........................   59,521       68,214     91,779       98,961     133,648   145,231
                                                -------     --------    -------     --------    --------  --------
  End of Period...............................  $55,558     $ 59,521    $85,300     $ 91,779    $120,809  $133,648
                                                =======     ========    =======     ========    ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................       43           98        122          691         294       992
  Shares Issued in Lieu of Cash
   Distributions..............................      320          294         54           56          68        85
  Shares Redeemed.............................     (268)        (592)      (815)      (1,462)     (1,633)   (2,219)
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................       95         (200)      (639)        (715)     (1,271)   (1,142)
                                                =======     ========    =======     ========    ========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................  $    91     $    107    $    53     $     68    $     58  $     55

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                              LWAS/DFA U.S. High Book to Market Portfolio
                      ----------------------------------------------------------
                      Six Months       Year     Year     Year     Year     Year
                         Ended        Ended    Ended    Ended    Ended    Ended
                       April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                         2016          2015     2014     2013     2012     2011
---------------------------------------------------------------------------------
                      (Unaudited)
Net Asset Value,
 Beginning of Period.   $ 18.70      $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
                        -------      -------  -------  -------  -------  -------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).      0.20         0.38     0.32     0.28     0.25     0.20
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     (0.23)       (0.23)    2.41     4.57     1.87     0.44
                        -------      -------  -------  -------  -------  -------
   Total from
    Investment
    Operations.......     (0.03)        0.15     2.73     4.85     2.12     0.64
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............     (0.21)       (0.36)   (0.29)   (0.29)   (0.24)   (0.20)
 Net Realized Gains..     (1.51)       (1.25)   (0.68)      --       --       --
                        -------      -------  -------  -------  -------  -------
   Total
    Distributions....     (1.72)       (1.61)   (0.97)   (0.29)   (0.24)   (0.20)
---------------------------------------------------------------------------------
Net Asset Value,
 End of Period.......   $ 16.95      $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
====================  ===========    ======== ======== ======== ======== ========
Total Return.........     (0.06)%(C)    1.12%   15.38%   35.41%   18.01%    5.48%
---------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..   $55,558      $59,521  $68,214  $67,266  $60,916  $62,759
Ratio of Expenses
 to Average Net
 Assets (B)..........      0.33%(D)     0.32%    0.34%    0.34%    0.34%    0.34%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor) (B)........      0.43%(D)     0.35%    0.34%    0.34%    0.34%    0.34%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............      2.37%(D)     1.99%    1.67%    1.77%    1.93%    1.56%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       LWAS/DFA Two-Year Fixed Income Portfolio
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016         2015     2014     2013     2012     2011
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 10.02     $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.03        0.04     0.02     0.03     0.04     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.02        0.02     0.01       --     0.03     0.03
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      0.05        0.06     0.03     0.03     0.07     0.08
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.04)      (0.04)   (0.02)   (0.03)   (0.04)   (0.06)
  Net Realized Gains.........................................     (0.02)      (0.02)   (0.01)   (0.05)   (0.06)   (0.05)
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (0.06)      (0.06)   (0.03)   (0.08)   (0.10)   (0.11)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 10.01     $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      0.50%(C)    0.57%    0.31%    0.26%    0.75%    0.73%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $85,300     $91,779  $98,961  $94,726  $89,326  $92,897
Ratio of Expenses to Average Net Assets......................      0.29%(D)    0.29%    0.28%    0.29%    0.30%    0.30%
Ratio of Net Investment Income to Average Net Assets.........      0.70%(D)    0.43%    0.20%    0.27%    0.40%    0.54%
Portfolio Turnover Rate......................................        44%(C)     238%     122%      57%     102%      98%
-------------------------------------------------------------------------------------------------------------------------

                                                                          LWAS/DFA Two-Year Government Portfolio
                                                              --------------------------------------------------------------
                                                              Six Months      Year      Year      Year      Year      Year
                                                                 Ended       Ended     Ended     Ended     Ended     Ended
                                                               April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                 2016         2015      2014      2013      2012      2011
-----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $   9.90     $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
                                                               --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.03         0.03      0.01      0.01      0.02      0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.01         0.01      0.03      0.02      0.04      0.02
                                                               --------     --------  --------  --------  --------  --------
   Total from Investment Operations..........................      0.04         0.04      0.04      0.03      0.06      0.06
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.03)       (0.03)    (0.01)    (0.01)    (0.03)    (0.04)
  Net Realized Gains.........................................     (0.03)       (0.03)    (0.02)    (0.07)    (0.05)    (0.11)
                                                               --------     --------  --------  --------  --------  --------
   Total Distributions.......................................     (0.06)       (0.06)    (0.03)    (0.08)    (0.08)    (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $   9.88     $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
============================================================= ===========   ========  ========  ========  ========  ========
Total Return.................................................      0.33%(C)     0.38%     0.39%     0.26%     0.50%     0.66%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $120,809     $133,648  $145,231  $145,205  $145,273  $178,442
Ratio of Expenses to Average Net Assets......................      0.28%(D)     0.28%     0.27%     0.28%     0.28%     0.29%
Ratio of Net Investment Income to Average Net Assets.........      0.51%(D)     0.31%     0.12%     0.05%     0.19%     0.41%
Portfolio Turnover Rate......................................        78%(C)      262%      225%      160%      111%      127%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   Investment
                                                   Management
                                                  Services Fees
                                                  -------------
                 LWAS/DFA U.S. High Book to
                   Market Portfolio (1)..........     0.11%
                 LWAS/DFA Two-Year Fixed Income
                   Portfolio.....................     0.15%
                 LWAS/DFA Two-Year Government
                   Portfolio.....................     0.15%

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                  Shareholder
                                                   Servicing
                                                     Fees
                                                  -----------
                   LWAS/DFA U.S. High Book to
                     Market Portfolio............    0.15%
                   LWAS/DFA Two-Year Fixed
                     Income Portfolio............    0.08%
                   LWAS/DFA Two-Year Government
                     Portfolio...................    0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       LWAS/DFA U.S. High Book to
                         Market Portfolio............ $3
                       LWAS/DFA Two-Year Fixed
                         Income Portfolio............  4
                       LWAS/DFA Two-Year Government
                         Portfolio...................  7

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                 U.S. Government   Other Investment
                                    Securities        Securities
                                ------------------ -----------------
                                Purchases  Sales   Purchases  Sales
                                --------- -------- --------- -------
           LWAS/DFA Two-Year
             Fixed Income
             Portfolio.........  $13,488  $ 26,805  $24,765  $13,170
           LWAS/DFA Two-Year
             Government
             Portfolio.........   97,544   110,779       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               Increase       Increase
                                              (Decrease)     (Decrease)
                               Increase     Undistributed   Accumulated
                              (Decrease)    Net Investment  Net Realized
                            Paid-In Capital     Income     Gains (Losses)
                            --------------- -------------- --------------
       LWAS/DFA U.S. High
         Book to Market
         Portfolio.........      $334            $(68)         $(266)
       LWAS/DFA Two-Year
         Fixed Income
         Portfolio.........        22             (15)            (7)
       LWAS/DFA Two-Year
         Government
         Portfolio.........        32             (17)           (15)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income   Total
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2014........................................     $1,033        $2,398         --     $3,431
2015........................................      1,271         4,067         --      5,338
LWAS/DFA Two-Year Fixed Income Portfolio
2014........................................        252            48         --        300
2015........................................        484            73         --        557
LWAS/DFA Two-Year Government Portfolio
2014........................................        249           180         --        429
2015........................................        836            --         --        836

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                 Net Investment
                                   Income and
                                   Short-Term     Long-Term
                                 Capital Gains  Capital Gains Total
                                 -------------- ------------- -----
            LWAS/DFA U.S. High
              Book to Market
              Portfolio.........      $68           $266      $334
            LWAS/DFA Two-Year
              Fixed Income
              Portfolio.........       22             --        22
            LWAS/DFA Two-Year
              Government
              Portfolio.........       32             --        32

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.......................      $111         $4,712          --          $31,330        $36,153
LWAS/DFA Two-Year Fixed Income
  Portfolio.......................       277              5          --              (58)           224
LWAS/DFA Two-Year Government
  Portfolio.......................       413             --          --              (70)           343

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolios did not use capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  Net
                                                               Unrealized
                          Federal   Unrealized   Unrealized   Appreciation
                          Tax Cost Appreciation Depreciation (Depreciation)
                          -------- ------------ ------------ --------------
     LWAS/DFA U.S. High
       Book to Market
       Portfolio......... $ 26,145   $29,435          --        $29,435
     LWAS/DFA Two-Year
       Fixed Income
       Portfolio.........   92,117       142        $(25)           117
     LWAS/DFA Two-Year
       Government
       Portfolio.........  120,238       309         (22)           287

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                   Approximate
                                                    Percentage
                                      Number of   of Outstanding
                                     Shareholders     Shares
                                     ------------ --------------
                LWAS/DFA U.S. High
                  Book to Market
                  Portfolio.........      2             93%
                LWAS/DFA Two-Year
                  Fixed Income
                  Portfolio.........      3             97%
                LWAS/DFA Two-Year
                  Government
                  Portfolio.........      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                                Six Months Ended April 30, 2016
EXPENSE TABLE
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        11/01/15  04/30/16    Ratio*   Period*
                                                        --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $  960.70    0.48%    $2.34
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.48    0.48%    $2.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $54,468,421
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $54,428,970)........................................... $54,468,421
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     54,468
Prepaid Expenses and Other Assets...........................................................................           12
                                                                                                             ------------
     Total Assets...........................................................................................       54,480
                                                                                                             ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities......................................................................           17
                                                                                                             ------------
     Total Liabilities......................................................................................           17
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,463
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,751,911
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       7.03
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     54,429
                                                                                                             ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     55,334
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          312
Accumulated Net Realized Gain (Loss)........................................................................       (1,236)
Net Unrealized Foreign Exchange Gain (Loss).................................................................           14
Net Unrealized Appreciation (Depreciation)..................................................................           39
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,463
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Dividends (Net of Foreign Taxes Withheld of $78).................................................. $   898
  Income from Securities Lending....................................................................      32
  Expenses Allocated from Affiliated Investment Company.............................................     (59)
                                                                                                     -------
     Total Investment Income........................................................................     871
                                                                                                     -------
Expenses
  Investment Management Fees........................................................................      57
  Accounting & Transfer Agent Fees..................................................................       2
  Shareholder Servicing Fees........................................................................      51
  Filing Fees.......................................................................................       9
  Shareholders' Reports.............................................................................       4
  Professional Fees.................................................................................       1
                                                                                                     -------
     Total Expenses.................................................................................     124
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).     (54)
                                                                                                     -------
  Net Expenses......................................................................................      70
                                                                                                     -------
  Net Investment Income (Loss)......................................................................     801
                                                                                                     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................  (1,251)
    Futures.........................................................................................      26
    Foreign Currency Transactions...................................................................      14
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (2,163)
    Futures.........................................................................................       7
    Translation of Foreign Currency Denominated Amounts.............................................      10
                                                                                                     -------
  Net Realized and Unrealized Gain (Loss)...........................................................  (3,357)
                                                                                                     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(2,556)
                                                                                                     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                        High Book to Market
                                                                                             Portfolio
                                                                                        ---------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   801    $ 2,005
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    (1,251)     2,348
    Futures............................................................................        26         --
    Foreign Currency Transactions......................................................        14        (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (2,163)    (7,888)
    Futures............................................................................         7         --
    Translation of Foreign Currency Denominated Amounts................................        10          5
                                                                                          -------    -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (2,556)    (3,572)
                                                                                          -------    -------
Distributions From:
  Net Investment Income................................................................      (680)    (1,879)
  Net Short-Term Gains.................................................................        --        (40)
  Net Long-Term Gains..................................................................    (2,241)    (1,481)
                                                                                          -------    -------
     Total Distributions...............................................................    (2,921)    (3,400)
                                                                                          -------    -------
Capital Share Transactions (1):
  Shares Issued........................................................................     4,059      3,105
  Shares Issued in Lieu of Cash Distributions..........................................     2,921      3,399
  Shares Redeemed......................................................................    (7,112)    (8,126)
                                                                                          -------    -------
     Net Increase (Decrease) from Capital Share Transactions...........................      (132)    (1,622)
                                                                                          -------    -------
     Total Increase (Decrease) in Net Assets...........................................    (5,609)    (8,594)
Net Assets
  Beginning of Period..................................................................    60,072     68,666
                                                                                          -------    -------
  End of Period........................................................................   $54,463    $60,072
                                                                                          =======    =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       581        377
  Shares Issued in Lieu of Cash Distributions..........................................       418        421
  Shares Redeemed......................................................................    (1,042)      (980)
                                                                                          -------    -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       (43)      (182)
                                                                                          =======    =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   312    $   191

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           LWAS/DFA International High Book to Market Portfolio
                      ------------------------------------------------------------
                      Six Months       Year      Year      Year     Year     Year
                         Ended        Ended     Ended     Ended    Ended    Ended
                       April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                         2016          2015      2014      2013     2012     2011
------------------------------------------------------------------------------------
                      (Unaudited)
Net Asset Value,
 Beginning of Period.   $  7.71      $  8.61   $  9.50   $  8.22  $  8.68  $ 10.38
                        -------      -------   -------   -------  -------  -------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).      0.10         0.25      0.39      0.25     0.28     0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     (0.40)       (0.72)    (0.47)     1.87    (0.10)   (1.09)
                        -------      -------   -------   -------  -------  -------
   Total from
    Investment
    Operations.......     (0.30)       (0.47)    (0.08)     2.12     0.18    (0.77)
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............     (0.09)       (0.24)    (0.38)    (0.27)   (0.28)   (0.31)
 Net Realized Gains..     (0.29)       (0.19)    (0.43)    (0.57)   (0.36)   (0.62)
                        -------      -------   -------   -------  -------  -------
   Total
    Distributions....     (0.38)       (0.43)    (0.81)    (0.84)   (0.64)   (0.93)
------------------------------------------------------------------------------------
Net Asset Value,
 End of Period.......   $  7.03      $  7.71   $  8.61   $  9.50  $  8.22  $  8.68
====================  ===========    ========  ========  ======== ======== ========
Total Return.........     (3.93)%(C)   (5.59)%   (0.99)%   27.91%    2.89%   (8.30)%
------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..   $54,463      $60,072   $68,666   $77,901  $66,900  $72,856
Ratio of Expenses
 to Average Net
 Assets (B)..........      0.48%(D)     0.47%     0.50%     0.49%    0.50%    0.49%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor) (B)........      0.68%(D)     0.53%     0.50%     0.49%    0.50%    0.49%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............      2.99%(D)     3.05%     4.28%     2.91%    3.49%    3.24%
------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               Increase       Increase
                                              (Decrease)     (Decrease)
                               Increase     Undistributed   Accumulated
                              (Decrease)    Net Investment  Net Realized
                            Paid-In Capital     Income     Gains (Losses)
                            --------------- -------------- --------------
       LWAS/DFA
         International
         High Book to
         Market Portfolio..      $135            $(67)          $(68)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term   Tax Exempt
                                                      Capital Gains  Capital Gains   Income   Total
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2014.................................................     $3,319        $3,304         --     $6,623
2015.................................................      1,918         1,481         --      3,399

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                 Net Investment
                                   Income and
                                   Short-Term     Long-Term
                                 Capital Gains  Capital Gains Total
                                 -------------- ------------- -----
            LWAS/DFA
              International
              High Book to
              Market Portfolio..      $61            $72      $133

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $270         $2,241          --           $2,100        $4,611

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  Net
                                                               Unrealized
                          Federal   Unrealized   Unrealized   Appreciation
                          Tax Cost Appreciation Depreciation (Depreciation)
                          -------- ------------ ------------ --------------
     LWAS/DFA
       International
       High Book to
       Market Portfolio.. $54,527      $(59)         --           $(59)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At April 30, 2016, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------

TOTAL INVESTMENT SECURITIES                                            19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd... 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd............................ 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd...................... 3,159,294   67,640,474            0.7%
    Other Securities.............................            385,127,473            4.2%
                                                            ------------            ----
TOTAL AUSTRALIA..................................            599,370,783            6.5%
                                                            ------------            ----

AUSTRIA -- (0.1%)
    Other Securities.............................              8,597,516            0.1%
                                                            ------------            ----

BELGIUM -- (1.4%)
    Other Securities.............................            135,894,454            1.5%
                                                            ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................. 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd. (136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd. (2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp...................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc........................... 3,920,306  115,075,227            1.3%
    Other Securities.............................            411,534,370            4.5%
                                                            ------------            ----
TOTAL CANADA.....................................            779,188,085            8.5%
                                                            ------------            ----

DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................   766,236   54,848,737            0.6%
    Other Securities.............................            103,831,510            1.1%
                                                            ------------            ----
TOTAL DENMARK....................................            158,680,247            1.7%
                                                            ------------            ----

FINLAND -- (0.6%)
    Other Securities.............................             59,849,749            0.7%
                                                            ------------            ----

FRANCE -- (8.5%)
#   AXA SA....................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA............................... 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain.......................... 1,789,605   82,004,233            0.9%
#   Engie SA..................................... 3,727,183   61,474,073            0.7%
    Orange SA.................................... 4,969,645   82,565,290            0.9%
    Renault SA...................................   637,211   61,483,066            0.7%
    Societe Generale SA.......................... 1,935,625   76,161,346            0.8%
    Total SA..................................... 3,839,334  194,043,000            2.1%
    Other Securities.............................            164,835,925            1.7%
                                                            ------------            ----
TOTAL FRANCE.....................................            830,799,071            9.0%
                                                            ------------            ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG..................   972,382   89,958,516            1.0%
    Daimler AG................................... 2,326,914  162,131,549            1.8%
    E.ON SE...................................... 7,340,371   76,076,858            0.8%
    Other Securities.............................            236,901,880            2.6%
                                                            ------------            ----
TOTAL GERMANY....................................            689,391,097            7.5%
                                                            ------------            ----

HONG KONG -- (2.2%)
    Other Securities.............................            216,550,227            2.4%
                                                            ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   25,545,280            0.3%
                                                      --------------           -----

ISRAEL -- (0.3%)
    Other Securities......................                33,961,734            0.4%
                                                      --------------           -----

ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN...............................               279,204,868            3.0%
                                                      --------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----

SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    343,651 $   77,109,860            0.8%
      Other Securities................................               276,633,468            3.1%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               779,266,583            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571     50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                The U.S. Large    The DFA
                                                                                  Cap Value    International
                                                                                   Series*     Value Series*
                                                                                -------------- -------------
ASSETS:
Investments at Value (including $1,307,178 and $648,436 of securities on loan,
 respectively).................................................................  $19,410,300    $9,070,307
Temporary Cash Investments at Value & Cost.....................................      195,968            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......      681,194       677,034
Segregated Cash for Futures Contracts..........................................        5,760         2,392
Foreign Currencies at Value....................................................           --        49,325
Cash...........................................................................           --             1
Receivables:
  Investment Securities Sold...................................................       33,856        32,802
  Dividends, Interest and Tax Reclaims.........................................       23,979        41,783
  Securities Lending Income....................................................          238         1,620
Unrealized Gain on Forward Currency Contracts..................................           --             2
Unrealized Gain on Foreign Currency Contracts..................................           --             2
Prepaid Expenses and Other Assets..............................................           19             5
                                                                                 -----------    ----------
     Total Assets..............................................................   20,351,314     9,875,273
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................      681,194       677,034
  Investment Securities Purchased..............................................       71,184            --
  Due to Advisor...............................................................        1,580         1,474
  Line of Credit...............................................................           --           529
  Futures Margin Variation.....................................................          851           316
Unrealized Loss on Foreign Currency Contracts..................................           --             1
Accrued Expenses and Other Liabilities.........................................          842           632
                                                                                 -----------    ----------
     Total Liabilities.........................................................      755,651       679,986
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $19,595,663    $9,195,287
                                                                                 ===========    ==========
Investments at Cost............................................................  $14,067,207    $9,292,312
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $        --    $   48,728
                                                                                 ===========    ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5 and $13,081, respectively).  $ 242,607     $ 148,183
  Income from Securities Lending............................................      2,235         5,233
                                                                              ---------     ---------
     Total Investment Income................................................    244,842       153,416
                                                                              ---------     ---------
Expenses
  Investment Management Fees................................................      9,096         8,649
  Accounting & Transfer Agent Fees..........................................        459           224
  Custodian Fees............................................................         96           397
  Shareholders' Reports.....................................................         23            12
  Directors'/Trustees' Fees & Expenses......................................         77            37
  Professional Fees.........................................................        166            83
  Other.....................................................................        256           164
                                                                              ---------     ---------
     Total Expenses.........................................................     10,173         9,566
                                                                              ---------     ---------
  Fees Paid Indirectly (Note C).............................................         --           (25)
                                                                              ---------     ---------
  Net Expenses..............................................................     10,173         9,541
                                                                              ---------     ---------
  Net Investment Income (Loss)..............................................    234,669       143,875
                                                                              ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    124,227      (220,143)
    Futures.................................................................      9,023         4,471
    Foreign Currency Transactions...........................................         --         2,418
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   (304,230)     (244,070)
    Futures.................................................................      3,800         1,200
    Translation of Foreign Currency Denominated Amounts.....................         --         1,789
                                                                              ---------     ---------
  Net Realized and Unrealized Gain (Loss)...................................   (167,180)     (454,335)
                                                                              ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $  67,489     $(310,460)
                                                                              =========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2016          2015        2016         2015
                                                               -----------  -----------  ----------- -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   234,669  $   413,724  $  143,875  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     124,227      858,150    (220,143)     244,684
    Futures...................................................       9,023          (43)      4,471           --
    Foreign Currency Transactions.............................          --           --       2,418       (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    (304,230)  (1,018,426)   (244,070)  (1,034,230)
    Futures...................................................       3,800           --       1,200           --
    Translation of Foreign Currency Denominated Amounts.......          --           --       1,789          654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................      67,489      253,405    (310,460)    (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,111,084    1,769,181     731,108    1,070,207
  Withdrawals.................................................    (676,967)  (1,305,211)   (453,266)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     434,117      463,970     277,842      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................     501,606      717,375     (32,618)    (115,761)
Net Assets
  Beginning of Period.........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Period............................................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                   The U.S. Large Cap Value Series
                           ------------------------------------------------------------------------------  ---------------
                             Six Months        Year         Year         Year         Year        Year       Six Months
                                Ended         Ended        Ended        Ended        Ended       Ended          Ended
                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,      April 30,
                                2016           2015         2014         2013         2012        2011          2016
---------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                     (Unaudited)
Total Return..............        0.06%(C)        1.32%       15.67%       35.68%       18.31%       5.69%      (3.82)%(C)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107  $9,195,287
Ratio of Expenses to
 Average Net Assets.......        0.11%(D)        0.11%        0.11%        0.11%        0.12%       0.12%       0.22%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............        0.11%(D)        0.11%        0.11%        0.11%        0.12%       0.12%       0.22%(D)
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.58%(D)        2.20%        1.90%        1.98%        2.15%       1.79%       3.33%(D)
Portfolio Turnover Rate...           9%(C)          16%          15%          15%          10%         14%          9%(C)
---------------------------------------------------------------------------------------------------------------------------

                                  The DFA International Value Series
                           -------------------------------------------------------------
                               Year         Year        Year        Year         Year
                              Ended        Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------

Total Return..............      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to
 Average Net Assets.......       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...         21%          17%          15%         14%          9%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Trust; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Directors, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20%, respectively, of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $25

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $459
                    The DFA International Value Series.  313

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $2,097,033 $1,576,121
           The DFA International Value Series.  1,118,820    781,486

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                     Federal     Unrealized   Unrealized   Appreciation
                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series.   9,979,881   1,024,400   (1,256,940)     (232,540)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the International Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                         Unrealized
                                                               Value at    Foreign
Settlement Currency                                   Contract April 30,  Exchange
   Date    Amount**     Currency        Counterparty   Amount    2016    Gain (Loss)
---------- -------- ------------------ -------------- -------- --------- -----------
 05/03/16   (4,990) Australian Dollar  Citibank, N.A. $(3,796)  $(3,794)     $2
                                                      -------   -------      --
                                                      $(3,796)  $(3,794)     $2
                                                      =======   =======      ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                               Description           Date    Contracts*  Value   Gain (Loss) Collateral
                          ----------------------- ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/17/16    1,280    $131,782   $3,800      $5,760
                                                                        --------   ------
                                                                        $131,782   $3,800      $5,760
                                                                        ========   ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                   Description           Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                              Asset Derivatives Value
                                         --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
                                         -------------- --------- ---------
     The U.S. Large Cap Value Series....     $3,800         --     $3,800*
     The DFA International Value Series.      1,443        $ 2      1,441*

                                            Liability Derivatives Value
                                         --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
                                         -------------- --------- ---------
     The DFA International Value Series.     $ (241)        --     $ (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2016 (amounts in thousands):

                                        Realized Gain (Loss) on
                                              Derivatives
                                       ------------------------------
                                                 Foreign
                                                Exchange    Equity
                                       Total    Contracts  Contracts
                                        ------  ---------  ---------
              The U.S. Large Cap
                Value Series.......... $9,023       --      $9,023
              The DFA International
                Value Series..........  4,655     $184       4,471

                                          Change in Unrealized
                                       Appreciation (Depreciation) on
                                              Derivatives
                                       ------------------------------
                                                 Foreign
                                                Exchange    Equity
                                       Total    Contracts  Contracts
                                        ------  ---------  ---------
              The U.S. Large Cap
                Value Series.......... $3,800       --      $3,800
              The DFA International
                Value Series..........  1,202     $  2       1,200

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                       Weighted      Weighted    Number of   Interest Maximum Amount
                        Average      Average        Days     Expense  Borrowed During
                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                     ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap
  Value Series......     0.87%       $53,510          3         $4        $56,418
The DFA
  International
  Value Series......     0.93%         4,064         12          1         10,760

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Seires had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                     Realized Gain
              Portfolio            Purchases  Sales     (Loss)
              ---------            --------- ------- -------------
              The U.S. Large Cap
                Value Series......  $67,933  $89,590    $3,047
              The DFA
                International
                Value Series......      155    2,914      (210)

J. Securities Lending:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $667,585, and $103 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                          Remaining Contractual Maturity of the Agreements
                                                        As of April 30, 2016
                                    ------------------------------------------------------------
                                    Overnight and             Between
                                     Continuous    <30 days 30 & 90 days >90 days     Total
                                    -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
 Bonds............................. $  681,194,103   $--        $--        $--    $  681,194,103
The DFA International Value Series
 Bonds............................. $  677,033,964   $--        $--        $--    $  677,033,964
                                    --------------   ---        ---        ---    --------------
Total.............................. $1,358,228,067   $--        $--        $--    $1,358,228,067
                                    --------------   ---        ---        ---    --------------
Total Borrowings................... $1,358,228,067   $--        $--        $--    $1,358,228,067
                                    --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for securities lending transactions....... $1,358,228,067
                                                                                  ==============

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-003S
 [LOGO]                                                              00157601

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,


Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                Page
                                                                ----
            Letter to Shareholders
            Definitions of Abbreviations and Footnotes.........   1
               Disclosure of Fund Expenses.....................   2
               Disclosure of Portfolio Holdings................   4
               Summary Schedules of Portfolio Holdings.........
               U.S. Large Cap Growth Portfolio.................   5
               U.S. Small Cap Growth Portfolio.................   8
               International Large Cap Growth Portfolio........  11
               International Small Cap Growth Portfolio........  14
               Statements of Assets and Liabilities............  18
               Statements of Operations........................  19
               Statements of Changes in Net Assets.............  20
               Financial Highlights............................  21
               Notes to Financial Statements...................  23
            Voting Proxies on Fund Portfolio Securities........  33
            Board Approval of Investment Management Agreements.  34

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2016
    EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
    U.S. Large Cap Growth Portfolio
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,003.90    0.20%    $1.00
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.87    0.20%    $1.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/15  04/30/16    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Growth Portfolio
-------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  985.60    0.40%    $1.97
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.87    0.40%    $2.01

International Large Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  991.50    0.30%    $1.49
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.37    0.30%    $1.51

International Small Cap Growth Portfolio
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,030.30    0.55%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.13    0.55%    $2.77

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Growth Portfolio
              Consumer Discretionary.......................  24.4%
              Consumer Staples.............................  12.9%
              Energy.......................................   0.1%
              Financials...................................   2.5%
              Health Care..................................  12.8%
              Industrials..................................  16.0%
              Information Technology.......................  22.6%
              Materials....................................   5.3%
              Telecommunication Services...................   3.4%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Growth Portfolio
              Consumer Discretionary.......................  26.0%
              Consumer Staples.............................   4.7%
              Energy.......................................   1.7%
              Financials...................................   7.5%
              Health Care..................................  11.8%
              Industrials..................................  22.6%
              Information Technology.......................  20.1%
              Materials....................................   4.3%
              Telecommunication Services...................   1.3%
                                                            -----
                                                            100.0%

                   International Large Cap Growth Portfolio
              Consumer Discretionary.......................  19.3%
              Consumer Staples.............................  15.1%
              Energy.......................................   1.4%
              Financials...................................   8.3%
              Health Care..................................  13.9%
              Industrials..................................  17.2%
              Information Technology.......................   6.9%
              Materials....................................   6.1%
              Telecommunication Services...................  10.2%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                   International Small Cap Growth Portfolio
              Consumer Discretionary.......................  22.3%
              Consumer Staples.............................   8.2%
              Energy.......................................   2.3%
              Financials...................................   7.8%
              Health Care..................................   7.9%
              Industrials..................................  26.8%
              Information Technology.......................  13.3%
              Materials....................................   8.2%
              Telecommunication Services...................   2.4%
              Utilities....................................   0.8%
                                                            -----
                                                            100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                              Percentage
                                       Shares     Value+    of Net Assets**
                                       ------     ------    ---------------
    COMMON STOCKS -- (90.5%)
    Consumer Discretionary -- (22.1%)
    *   Amazon.com, Inc...............  41,513 $ 27,381,560            2.9%
        Home Depot, Inc. (The)........ 192,742   25,806,226            2.8%
        Lowe's Cos., Inc.............. 123,106    9,358,518            1.0%
        McDonald's Corp............... 137,103   17,342,158            1.9%
    *   O'Reilly Automotive, Inc......  15,770    4,142,464            0.4%
    #   Omnicom Group, Inc............  66,550    5,521,654            0.6%
        Starbucks Corp................ 211,976   11,919,410            1.3%
        Target Corp...................  60,421    4,803,470            0.5%
        TJX Cos., Inc. (The)..........  92,455    7,009,938            0.8%
        Walt Disney Co. (The)......... 107,926   11,144,439            1.2%
        Other Securities..............          104,599,770           11.1%
                                               ------------           -----
    Total Consumer Discretionary......          229,029,607           24.5%
                                               ------------           -----
    Consumer Staples -- (11.7%)
        Altria Group, Inc............. 301,292   18,894,021            2.0%
        Coca-Cola Co. (The)........... 395,610   17,723,328            1.9%
        Coca-Cola Enterprises, Inc....  84,166    4,417,032            0.5%
        Costco Wholesale Corp.........  40,367    5,979,564            0.6%
        Dr Pepper Snapple Group, Inc..  50,682    4,607,501            0.5%
        General Mills, Inc............  75,858    4,653,130            0.5%
        Kimberly-Clark Corp...........  33,093    4,142,913            0.4%
        Kroger Co. (The).............. 118,969    4,210,313            0.5%
        PepsiCo, Inc.................. 148,118   15,250,229            1.6%
        Wal-Mart Stores, Inc.......... 103,332    6,909,811            0.7%
        Other Securities..............           34,018,758            3.7%
                                               ------------           -----
    Total Consumer Staples............          120,806,600           12.9%
                                               ------------           -----
    Energy -- (0.1%)
        Other Securities..............            1,313,221            0.1%
                                               ------------           -----
    Financials -- (2.3%)
        American Express Co...........  76,244    4,988,645            0.5%
        Other Securities..............           18,551,548            2.0%
                                               ------------           -----
    Total Financials..................           23,540,193            2.5%
                                               ------------           -----
    Health Care -- (11.6%)
        AbbVie, Inc................... 236,408   14,420,888            1.5%
        Amgen, Inc....................  73,765   11,676,999            1.2%
    *   Biogen, Inc...................  31,152    8,566,488            0.9%
    *   Celgene Corp..................  52,178    5,395,727            0.6%
        Gilead Sciences, Inc.......... 210,980   18,610,546            2.0%
        Johnson & Johnson............. 231,347   25,929,372            2.8%
        McKesson Corp.................  27,184    4,562,019            0.5%
        Other Securities..............           30,901,181            3.3%
                                               ------------           -----
    Total Health Care.................          120,063,220           12.8%
                                               ------------           -----
    Industrials -- (14.4%)
        3M Co.........................  92,175   15,428,251            1.7%
    #   Boeing Co. (The)..............  98,585   13,289,258            1.4%
        Delta Air Lines, Inc.......... 140,166    5,840,717            0.6%
        Emerson Electric Co...........  82,618    4,513,421            0.5%
        Honeywell International, Inc..  67,843    7,752,420            0.8%
        Lockheed Martin Corp..........  42,014    9,763,213            1.0%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares       Value+     of Net Assets**
                                                           ------       ------     ---------------
Industrials -- (Continued)
      Northrop Grumman Corp..............................    21,179 $    4,368,381            0.5%
      United Parcel Service, Inc. Class B................    99,975     10,504,373            1.1%
#     WW Grainger, Inc...................................    26,940      6,317,969            0.7%
      Other Securities...................................               71,875,600            7.7%
                                                                    --------------          ------
Total Industrials........................................              149,653,603           16.0%
                                                                    --------------          ------
Information Technology -- (20.5%)
      Accenture P.L.C. Class A...........................    87,652      9,897,664            1.1%
      Apple, Inc.........................................   341,933     32,052,799            3.4%
*     Fiserv, Inc........................................    48,037      4,694,176            0.5%
      International Business Machines Corp...............   141,837     20,699,692            2.2%
      MasterCard, Inc. Class A...........................   141,756     13,748,915            1.5%
      Microsoft Corp.....................................   702,587     35,038,014            3.7%
      Oracle Corp........................................   299,563     11,940,581            1.3%
      Texas Instruments, Inc.............................   142,305      8,117,077            0.9%
#     Visa, Inc. Class A.................................   194,119     14,993,752            1.6%
      Other Securities...................................               61,185,103            6.5%
                                                                    --------------          ------
Total Information Technology.............................              212,367,773           22.7%
                                                                    --------------          ------
Materials -- (4.8%)
      LyondellBasell Industries NV Class A...............    66,145      5,468,207            0.6%
      Monsanto Co........................................    46,463      4,352,654            0.5%
      Praxair, Inc.......................................    47,138      5,536,829            0.6%
      Other Securities...................................               34,398,461            3.6%
                                                                    --------------          ------
Total Materials..........................................               49,756,151            5.3%
                                                                    --------------          ------
Telecommunication Services -- (3.0%)
      Verizon Communications, Inc........................   615,613     31,359,326            3.3%
                                                                    --------------          ------
TOTAL COMMON STOCKS......................................              937,889,694          100.1%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES..............................              937,889,694
                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.455%. 2,635,728      2,635,728            0.3%
                                                                    --------------          ------

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund..................... 8,323,840     96,306,828           10.3%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $952,758,259)..................................             $1,036,832,250          110.7%
                                                                    ==============          ======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                -----------------------------------------------
                                  Level 1      Level 2   Level 3     Total
                                ------------ ----------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $229,029,607          --   --    $  229,029,607
   Consumer Staples............  120,806,600          --   --       120,806,600
   Energy......................    1,313,221          --   --         1,313,221
   Financials..................   23,540,193          --   --        23,540,193
   Health Care.................  120,063,220          --   --       120,063,220
   Industrials.................  149,653,603          --   --       149,653,603
   Information Technology......  212,367,773          --   --       212,367,773
   Materials...................   49,756,151          --   --        49,756,151
   Telecommunication Services..   31,359,326          --   --        31,359,326
 Temporary Cash Investments....    2,635,728          --   --         2,635,728
 Securities Lending Collateral.           -- $96,306,828   --        96,306,828
                                ------------ -----------   --    --------------
 TOTAL......................... $940,525,422 $96,306,828   --    $1,036,832,250
                                ============ ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                   Percentage
                                             Shares    Value+    of Net Assets**
                                             ------    ------    ---------------
COMMON STOCKS -- (82.7%)
Consumer Discretionary -- (21.5%)
#   American Eagle Outfitters, Inc..........  81,308 $ 1,163,517            0.5%
#   Cable One, Inc..........................   2,600   1,193,296            0.5%
    Cheesecake Factory, Inc. (The)..........  21,621   1,102,887            0.4%
    CST Brands, Inc.........................  34,007   1,284,444            0.5%
*   Helen of Troy, Ltd......................  12,766   1,270,600            0.5%
    HSN, Inc................................  23,476   1,244,932            0.5%
*   Kate Spade & Co.........................  44,965   1,156,949            0.5%
*   Tenneco, Inc............................  25,749   1,372,422            0.5%
#   Texas Roadhouse, Inc....................  31,704   1,290,987            0.5%
    Thor Industries, Inc....................  23,758   1,520,987            0.6%
#   Tupperware Brands Corp..................  22,705   1,318,479            0.5%
    Visteon Corp............................  17,539   1,397,332            0.5%
    Wendy's Co. (The)....................... 121,664   1,321,271            0.5%
    Other Securities........................          49,710,338           19.5%
                                                     -----------           -----
Total Consumer Discretionary................          66,348,441           26.0%
                                                     -----------           -----
Consumer Staples -- (3.9%)
#   B&G Foods, Inc..........................  27,084   1,116,132            0.4%
#   Lancaster Colony Corp...................  12,376   1,441,804            0.6%
    Other Securities........................           9,422,660            3.7%
                                                     -----------           -----
Total Consumer Staples......................          11,980,596            4.7%
                                                     -----------           -----
Energy -- (1.3%)
*   Parsley Energy, Inc. Class A............  46,208   1,082,191            0.4%
    Other Securities........................           3,116,360            1.2%
                                                     -----------           -----
Total Energy................................           4,198,551            1.6%
                                                     -----------           -----
Financials -- (6.2%)
#   Bank of Hawaii Corp.....................  19,461   1,331,327            0.5%
    Federated Investors, Inc. Class B.......  46,942   1,483,367            0.6%
    Home BancShares, Inc....................  28,381   1,220,099            0.5%
#   Interactive Brokers Group, Inc. Class A.  28,368   1,077,984            0.4%
#   RLI Corp................................  19,637   1,221,029            0.5%
    Other Securities........................          12,908,840            5.0%
                                                     -----------           -----
Total Financials............................          19,242,646            7.5%
                                                     -----------           -----
Health Care -- (9.8%)
    Cantel Medical Corp.....................  18,818   1,260,618            0.5%
#*  Integra LifeSciences Holdings Corp......  16,402   1,161,590            0.5%
*   Prestige Brands Holdings, Inc...........  25,206   1,431,197            0.6%
    Other Securities........................          26,274,895           10.2%
                                                     -----------           -----
Total Health Care...........................          30,128,300           11.8%
                                                     -----------           -----
Industrials -- (18.7%)
#   Allegiant Travel Co.....................   7,065   1,134,427            0.4%
#*  Clean Harbors, Inc......................  25,851   1,277,039            0.5%
    Crane Co................................  26,313   1,462,213            0.6%
#   Deluxe Corp.............................  22,082   1,386,308            0.5%
#*  Dycom Industries, Inc...................  15,691   1,107,785            0.4%
#*  Generac Holdings, Inc...................  29,359   1,119,165            0.4%
    Healthcare Services Group, Inc..........  32,336   1,223,918            0.5%
#   Landstar System, Inc....................  18,987   1,244,598            0.5%
#   RR Donnelley & Sons Co..................  76,024   1,322,818            0.5%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
#     Valmont Industries, Inc............................    10,209 $  1,433,139            0.6%
      Other Securities...................................             44,893,917           17.6%
                                                                    ------------          ------
Total Industrials........................................             57,605,327           22.5%
                                                                    ------------          ------
Information Technology -- (16.6%)
*     ACI Worldwide, Inc.................................    55,524    1,109,925            0.4%
      Belden, Inc........................................    18,731    1,182,675            0.5%
      Blackbaud, Inc.....................................    17,950    1,108,771            0.4%
#*    Cimpress NV........................................    14,111    1,239,934            0.5%
*     Coherent, Inc......................................    12,509    1,168,341            0.5%
*     CoreLogic, Inc.....................................    39,911    1,416,042            0.6%
*     Euronet Worldwide, Inc.............................    17,416    1,342,774            0.5%
#     FEI Co.............................................    13,513    1,202,927            0.5%
*     Integrated Device Technology, Inc..................    60,592    1,168,214            0.5%
#     j2 Global, Inc.....................................    19,549    1,241,752            0.5%
#*    Rackspace Hosting, Inc.............................    54,080    1,236,810            0.5%
#*    Synaptics, Inc.....................................    16,491    1,179,931            0.5%
*     VeriFone Systems, Inc..............................    37,944    1,079,886            0.4%
#*    WebMD Health Corp..................................    16,815    1,054,973            0.4%
      Other Securities...................................             34,650,278           13.4%
                                                                    ------------          ------
Total Information Technology.............................             51,383,233           20.1%
                                                                    ------------          ------
Materials -- (3.6%)
#     PolyOne Corp.......................................    35,281    1,269,410            0.5%
      Worthington Industries, Inc........................    27,814    1,049,979            0.4%
      Other Securities...................................              8,698,909            3.4%
                                                                    ------------          ------
Total Materials..........................................             11,018,298            4.3%
                                                                    ------------          ------
Telecommunication Services -- (1.1%)
      Other Securities...................................              3,290,621            1.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            255,196,013           99.8%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            255,196,013
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.455%. 1,079,655    1,079,655            0.4%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (17.0%)
(S)@  DFA Short Term Investment Fund..................... 4,515,187   52,240,711           20.4%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $286,085,907)..................................             $308,516,379          120.6%
                                                                    ============          ======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1      Level 2   Level 3    Total
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 66,348,441          --   --    $ 66,348,441
    Consumer Staples............   11,980,596          --   --      11,980,596
    Energy......................    4,198,551          --   --       4,198,551
    Financials..................   19,242,646          --   --      19,242,646
    Health Care.................   30,128,300          --   --      30,128,300
    Industrials.................   57,605,327          --   --      57,605,327
    Information Technology......   51,383,233          --   --      51,383,233
    Materials...................   11,018,298          --   --      11,018,298
    Telecommunication Services..    3,290,621          --   --       3,290,621
  Temporary Cash Investments....    1,079,655          --   --       1,079,655
  Securities Lending Collateral.           -- $52,240,711   --      52,240,711
                                 ------------ -----------   --    ------------
  TOTAL......................... $256,275,668 $52,240,711   --    $308,516,379
                                 ============ ===========   ==    ============


                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
COMMON STOCKS -- (92.5%)
AUSTRALIA -- (6.1%)
    Amcor, Ltd.............................  95,933 $ 1,118,472            0.5%
    AMP, Ltd............................... 233,216   1,036,296            0.5%
    Brambles, Ltd.......................... 130,783   1,235,271            0.6%
#   Commonwealth Bank of Australia.........  41,828   2,335,132            1.1%
    CSL, Ltd...............................  17,390   1,385,779            0.7%
    Westpac Banking Corp...................  62,479   1,466,603            0.7%
    Other Securities.......................           4,830,128            2.4%
                                                    -----------            ----
TOTAL AUSTRALIA............................          13,407,681            6.5%
                                                    -----------            ----

AUSTRIA -- (0.1%)
    Other Securities.......................             228,738            0.1%
                                                    -----------            ----

BELGIUM -- (0.6%)
    Other Securities.......................           1,212,763            0.6%
                                                    -----------            ----

CANADA -- (8.2%)
    Canadian National Railway Co...........  27,879   1,716,231            0.8%
    Royal Bank of Canada...................  23,490   1,458,788            0.7%
    Other Securities.......................          15,032,804            7.3%
                                                    -----------            ----
TOTAL CANADA...............................          18,207,823            8.8%
                                                    -----------            ----

DENMARK -- (1.2%)
#   Novo Nordisk A.S. Class B..............  47,900   2,674,466            1.3%
                                                    -----------            ----

FINLAND -- (0.7%)
    Other Securities.......................           1,550,418            0.7%
                                                    -----------            ----

FRANCE -- (8.2%)
    Air Liquide SA.........................  11,746   1,332,192            0.6%
    Airbus Group SE........................  21,050   1,315,995            0.6%
    Carrefour SA...........................  59,990   1,699,569            0.8%
    LVMH Moet Hennessy Louis Vuitton SE....   9,641   1,606,302            0.8%
    Safran SA..............................  18,421   1,269,937            0.6%
    Valeo SA...............................   8,280   1,313,365            0.6%
#   Vinci SA...............................  17,144   1,280,456            0.6%
    Other Securities.......................           8,420,759            4.2%
                                                    -----------            ----
TOTAL FRANCE...............................          18,238,575            8.8%
                                                    -----------            ----

GERMANY -- (7.6%)
    Adidas AG..............................   8,239   1,062,974            0.5%
    Bayer AG...............................  22,535   2,604,299            1.3%
    Continental AG.........................   5,609   1,235,177            0.6%
    Deutsche Post AG.......................  38,199   1,122,030            0.5%
    Deutsche Telekom AG.................... 163,651   2,872,636            1.4%
    Fresenius SE & Co. KGaA................  18,864   1,375,529            0.7%
    Other Securities.......................           6,461,581            3.1%
                                                    -----------            ----
TOTAL GERMANY..............................          16,734,226            8.1%
                                                    -----------            ----

HONG KONG -- (2.6%)
    AIA Group, Ltd......................... 210,600   1,257,658            0.6%
    Hong Kong Exchanges and Clearing, Ltd..  46,507   1,172,911            0.6%
    Other Securities.......................           3,298,206            1.6%
                                                    -----------            ----
TOTAL HONG KONG............................           5,728,775            2.8%
                                                    -----------            ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
IRELAND -- (0.5%)
    Other Securities..............................         $ 1,181,552            0.6%
                                                           -----------           -----

ISRAEL -- (0.5%)
    Other Securities..............................           1,198,090            0.6%
                                                           -----------           -----

ITALY -- (2.1%)
    Atlantia SpA..................................  40,434   1,127,078            0.5%
    Other Securities..............................           3,521,655            1.7%
                                                           -----------           -----
TOTAL ITALY.......................................           4,648,733            2.2%
                                                           -----------           -----

JAPAN -- (20.1%)
    Bridgestone Corp..............................  34,887   1,284,100            0.6%
    Japan Tobacco, Inc............................  34,400   1,405,512            0.7%
    KDDI Corp.....................................  89,600   2,580,994            1.3%
    NTT DOCOMO, Inc...............................  55,400   1,328,712            0.6%
    SoftBank Group Corp...........................  51,240   2,755,200            1.3%
    Other Securities..............................          35,004,067           16.9%
                                                           -----------           -----
TOTAL JAPAN.......................................          44,358,585           21.4%
                                                           -----------           -----

NETHERLANDS -- (2.7%)
#   RELX NV....................................... 101,704   1,707,975            0.8%
    Unilever NV...................................  43,684   1,922,970            0.9%
    Other Securities..............................           2,291,099            1.2%
                                                           -----------           -----
TOTAL NETHERLANDS.................................           5,922,044            2.9%
                                                           -----------           -----

NORWAY -- (0.7%)
    Other Securities..............................           1,528,404            0.7%
                                                           -----------           -----

SINGAPORE -- (1.0%)
    Other Securities..............................           2,283,604            1.1%
                                                           -----------           -----

SPAIN -- (2.6%)
    Amadeus IT Holding SA Class A.................  37,346   1,702,991            0.8%
    Telefonica SA................................. 185,463   2,028,816            1.0%
    Other Securities..............................           2,085,982            1.0%
                                                           -----------           -----
TOTAL SPAIN.......................................           5,817,789            2.8%
                                                           -----------           -----

SWEDEN -- (2.5%)
    Other Securities..............................           5,435,795            2.6%
                                                           -----------           -----

SWITZERLAND -- (7.7%)
    Roche Holding AG..............................  28,259   7,149,786            3.4%
#   Swisscom AG...................................   2,298   1,167,794            0.6%
    Syngenta AG...................................   4,072   1,633,543            0.8%
    Other Securities..............................           7,170,653            3.5%
                                                           -----------           -----
TOTAL SWITZERLAND.................................          17,121,776            8.3%
                                                           -----------           -----

UNITED KINGDOM -- (16.8%)
    BAE Systems P.L.C............................. 277,861   1,938,542            0.9%
    British American Tobacco P.L.C................  21,589   1,316,327            0.6%
    British American Tobacco P.L.C. Sponsored ADR.  27,489   3,357,781            1.6%
    BT Group P.L.C................................ 386,214   2,503,466            1.2%
    Centrica P.L.C................................ 456,982   1,595,883            0.8%
    Compass Group P.L.C...........................  87,759   1,562,838            0.8%
    Diageo P.L.C. Sponsored ADR...................  12,382   1,341,342            0.6%
    Experian P.L.C................................  61,861   1,133,589            0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
UNITED KINGDOM -- (Continued)
      GlaxoSmithKline P.L.C. Sponsored ADR.    97,078 $  4,165,617            2.0%
      Imperial Brands P.L.C................    22,219    1,208,118            0.6%
      Reckitt Benckiser Group P.L.C........    11,243    1,095,281            0.5%
      RELX P.L.C...........................    74,160    1,313,836            0.6%
      Unilever P.L.C. Sponsored ADR........    32,268    1,447,542            0.7%
      Other Securities.....................             13,109,275            6.5%
                                                      ------------          ------
TOTAL UNITED KINGDOM.......................             37,089,437           17.9%
                                                      ------------          ------
TOTAL COMMON STOCKS........................            204,569,274           98.8%
                                                      ------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities.....................                554,498            0.2%
                                                      ------------          ------
TOTAL PREFERRED STOCKS.....................                554,498            0.2%
                                                      ------------          ------
TOTAL INVESTMENT SECURITIES................            205,123,772
                                                      ------------

                                                        Value+
                                                        ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 1,394,960   16,139,689            7.8%
                                                      ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $216,650,378)....................             $221,263,461          106.8%
                                                      ============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 13,407,681   --    $ 13,407,681
    Austria.....................          --      228,738   --         228,738
    Belgium.....................          --    1,212,763   --       1,212,763
    Canada...................... $18,207,823           --   --      18,207,823
    Denmark.....................          --    2,674,466   --       2,674,466
    Finland.....................          --    1,550,418   --       1,550,418
    France......................          --   18,238,575   --      18,238,575
    Germany.....................          --   16,734,226   --      16,734,226
    Hong Kong...................      33,596    5,695,179   --       5,728,775
    Ireland.....................          --    1,181,552   --       1,181,552
    Israel......................     441,552      756,538   --       1,198,090
    Italy.......................          --    4,648,733   --       4,648,733
    Japan.......................          --   44,358,585   --      44,358,585
    Netherlands.................   1,922,970    3,999,074   --       5,922,044
    Norway......................          --    1,528,404   --       1,528,404
    Singapore...................          --    2,283,604   --       2,283,604
    Spain.......................          --    5,817,789   --       5,817,789
    Sweden......................          --    5,435,795   --       5,435,795
    Switzerland.................          --   17,121,776   --      17,121,776
    United Kingdom..............  10,982,650   26,106,787   --      37,089,437
  Preferred Stocks
    Germany.....................          --      554,498   --         554,498
  Securities Lending Collateral.          --   16,139,689   --      16,139,689
                                 ----------- ------------   --    ------------
  TOTAL......................... $31,588,591 $189,674,870   --    $221,263,461
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                               Percentage
                                          Shares   Value++   of Net Assets**
                                          ------   -------   ---------------
    COMMON STOCKS -- (87.3%)
    AUSTRALIA -- (6.4%)
        Cochlear, Ltd....................   4,620 $  377,899            0.4%
        Domino's Pizza Enterprises, Ltd..   8,840    414,035            0.4%
        Tabcorp Holdings, Ltd............ 105,571    354,104            0.3%
        Other Securities.................          6,729,285            6.1%
                                                  ----------            ----
    TOTAL AUSTRALIA......................          7,875,323            7.2%
                                                  ----------            ----

    AUSTRIA -- (0.9%)
        Andritz AG.......................   8,961    503,000            0.5%
        Other Securities.................            589,541            0.5%
                                                  ----------            ----
    TOTAL AUSTRIA........................          1,092,541            1.0%
                                                  ----------            ----

    BELGIUM -- (1.4%)
        bpost SA.........................  13,114    370,334            0.3%
        Other Securities.................          1,315,174            1.2%
                                                  ----------            ----
    TOTAL BELGIUM........................          1,685,508            1.5%
                                                  ----------            ----

    CANADA -- (7.1%)
        Other Securities.................          8,723,168            8.0%
                                                  ----------            ----

    CHINA -- (0.0%)
        Other Securities.................             38,260            0.0%
                                                  ----------            ----

    DENMARK -- (1.6%)
        GN Store Nord A.S................  22,057    434,042            0.4%
    *   William Demant Holding A.S.......   3,599    370,083            0.3%
        Other Securities.................          1,182,413            1.1%
                                                  ----------            ----
    TOTAL DENMARK........................          1,986,538            1.8%
                                                  ----------            ----

    FINLAND -- (2.2%)
    #   Elisa Oyj........................  16,557    619,099            0.6%
    #   Huhtamaki Oyj....................   9,162    360,388            0.3%
        Orion Oyj Class B................  13,580    474,278            0.4%
        Other Securities.................          1,256,563            1.2%
                                                  ----------            ----
    TOTAL FINLAND........................          2,710,328            2.5%
                                                  ----------            ----

    FRANCE -- (4.8%)
        Euronext NV......................   7,904    334,117            0.3%
        Faurecia.........................   8,359    345,377            0.3%
        Teleperformance..................   7,151    642,318            0.6%
    *   UBISOFT Entertainment............  12,800    371,521            0.4%
        Other Securities.................          4,179,783            3.8%
                                                  ----------            ----
    TOTAL FRANCE.........................          5,873,116            5.4%
                                                  ----------            ----

    GERMANY -- (5.4%)
    #   Freenet AG.......................  14,011    428,896            0.4%
        KION Group AG....................   6,683    364,942            0.3%
    #   KUKA AG..........................   3,429    338,686            0.3%
    #   MTU Aero Engines AG..............   6,138    580,328            0.5%
        Other Securities.................          4,908,241            4.6%
                                                  ----------            ----
    TOTAL GERMANY........................          6,621,093            6.1%
                                                  ----------            ----

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                         Percentage
                                                    Shares   Value++   of Net Assets**
                                                    ------   -------   ---------------
HONG KONG -- (2.6%)
    Other Securities...............................        $ 3,210,693            3.0%
                                                           -----------           -----

IRELAND -- (0.5%)
    Other Securities...............................            598,611            0.6%
                                                           -----------           -----

ISRAEL -- (0.5%)
    Other Securities...............................            652,830            0.6%
                                                           -----------           -----

ITALY -- (3.5%)
    Azimut Holding SpA............................. 16,503     416,558            0.4%
    Moncler SpA.................................... 20,863     339,102            0.3%
#   Recordati SpA.................................. 13,988     355,938            0.3%
    Other Securities...............................          3,190,661            3.0%
                                                           -----------           -----
TOTAL ITALY........................................          4,302,259            4.0%
                                                           -----------           -----

JAPAN -- (20.9%)
    Other Securities...............................         25,675,039           23.6%
                                                           -----------           -----

NETHERLANDS -- (1.5%)
    Aalberts Industries NV......................... 13,450     461,585            0.4%
    Koninklijke Vopak NV...........................  8,125     441,750            0.4%
    Other Securities...............................            966,829            0.9%
                                                           -----------           -----
TOTAL NETHERLANDS..................................          1,870,164            1.7%
                                                           -----------           -----

NEW ZEALAND -- (1.2%)
#   Fisher & Paykel Healthcare Corp., Ltd.......... 86,830     554,160            0.5%
    Other Securities...............................            882,524            0.8%
                                                           -----------           -----
TOTAL NEW ZEALAND..................................          1,436,684            1.3%
                                                           -----------           -----

NORWAY -- (0.8%)
    Other Securities...............................          1,044,857            1.0%
                                                           -----------           -----

PORTUGAL -- (0.3%)
    Other Securities...............................            379,885            0.4%
                                                           -----------           -----

SINGAPORE -- (0.9%)
    Other Securities...............................          1,096,831            1.0%
                                                           -----------           -----

SPAIN -- (2.0%)
#   Bolsas y Mercados Espanoles SHMSF SA........... 11,465     388,731            0.4%
    Distribuidora Internacional de Alimentacion SA. 86,347     480,466            0.4%
    Other Securities...............................          1,531,800            1.4%
                                                           -----------           -----
TOTAL SPAIN........................................          2,400,997            2.2%
                                                           -----------           -----

SWEDEN -- (3.0%)
    Intrum Justitia AB.............................  9,784     351,700            0.3%
    Unibet Group P.L.C............................. 31,196     352,334            0.3%
    Other Securities...............................          2,994,223            2.8%
                                                           -----------           -----
TOTAL SWEDEN.......................................          3,698,257            3.4%
                                                           -----------           -----

SWITZERLAND -- (4.8%)
    Clariant AG.................................... 29,879     566,105            0.5%
    Georg Fischer AG...............................    538     437,407            0.4%
    Straumann Holding AG...........................  1,463     507,932            0.5%
    Temenos Group AG...............................  8,423     437,104            0.4%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
SWITZERLAND -- (Continued)
      Other Securities..................           $  3,942,476            3.6%
                                                   ------------          ------
TOTAL SWITZERLAND.......................              5,891,024            5.4%
                                                   ------------          ------

UNITED KINGDOM -- (15.0%)
      Berendsen P.L.C...................    19,793      341,977            0.3%
      Booker Group P.L.C................   221,941      526,295            0.5%
      Britvic P.L.C.....................    31,443      323,936            0.3%
      Daily Mail & General Trust P.L.C..    36,576      373,708            0.3%
      DS Smith P.L.C....................    82,233      458,637            0.4%
      G4S P.L.C.........................   130,678      360,347            0.3%
      Halma P.L.C.......................    50,035      652,999            0.6%
      Hays P.L.C........................   174,680      327,730            0.3%
      Howden Joinery Group P.L.C........    84,769      613,185            0.6%
      ICAP P.L.C........................    59,347      406,868            0.4%
      IG Group Holdings P.L.C...........    48,431      547,954            0.5%
      IMI P.L.C.........................    31,851      435,876            0.4%
      Regus P.L.C.......................    87,328      373,651            0.3%
      Rentokil Initial P.L.C............   241,023      621,109            0.6%
      Rightmove P.L.C...................    11,287      637,887            0.6%
      Spirax-Sarco Engineering P.L.C....     9,685      483,881            0.4%
      WH Smith P.L.C....................    14,735      360,978            0.3%
      Other Securities..................             10,539,022            9.8%
                                                   ------------          ------
TOTAL UNITED KINGDOM....................             18,386,040           16.9%
                                                   ------------          ------
TOTAL COMMON STOCKS.....................            107,250,046           98.6%
                                                   ------------          ------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Fuchs Petrolub SE.................     8,841      378,578            0.4%
      Other Securities..................                401,642            0.3%
                                                   ------------          ------
TOTAL GERMANY...........................                780,220            0.7%
                                                   ------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities..................                    573            0.0%
                                                   ------------          ------
TOTAL PREFERRED STOCKS..................                780,793            0.7%
                                                   ------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities..................                  1,342            0.0%
                                                   ------------          ------
TOTAL INVESTMENT SECURITIES.............            108,032,181
                                                   ------------

                                                     Value+
                                                     ------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund.... 1,282,040   14,833,197           13.6%
                                                   ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $115,505,443).................             $122,865,378          112.9%
                                                   ============          ======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 --------------------------------------------
                                  Level 1     Level 2    Level 3    Total
                                 ---------- ------------ ------- ------------
  Common Stocks
    Australia...................         -- $  7,875,323   --    $  7,875,323
    Austria.....................         --    1,092,541   --       1,092,541
    Belgium.....................         --    1,685,508   --       1,685,508
    Canada...................... $8,723,168           --   --       8,723,168
    China.......................         --       38,260   --          38,260
    Denmark.....................         --    1,986,538   --       1,986,538
    Finland.....................         --    2,710,328   --       2,710,328
    France......................         --    5,873,116   --       5,873,116
    Germany.....................         --    6,621,093   --       6,621,093
    Hong Kong...................         --    3,210,693   --       3,210,693
    Ireland.....................         --      598,611   --         598,611
    Israel......................         --      652,830   --         652,830
    Italy.......................         --    4,302,259   --       4,302,259
    Japan.......................     30,695   25,644,344   --      25,675,039
    Netherlands.................         --    1,870,164   --       1,870,164
    New Zealand.................         --    1,436,684   --       1,436,684
    Norway......................         --    1,044,857   --       1,044,857
    Portugal....................         --      379,885   --         379,885
    Singapore...................         --    1,096,831   --       1,096,831
    Spain.......................         --    2,400,997   --       2,400,997
    Sweden......................     32,121    3,666,136   --       3,698,257
    Switzerland.................     63,083    5,827,941   --       5,891,024
    United Kingdom..............         --   18,386,040   --      18,386,040
  Preferred Stocks
    Germany.....................         --      780,220   --         780,220
    United Kingdom..............         --          573   --             573
  Rights/Warrants
    Singapore...................         --        1,342   --           1,342
  Securities Lending Collateral.         --   14,833,197   --      14,833,197
                                 ---------- ------------   --    ------------
  TOTAL......................... $8,849,067 $114,016,311   --    $122,865,378
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                           International International
                                                             U.S. Large Cap U.S. Small Cap   Large Cap     Small Cap
                                                                 Growth         Growth        Growth        Growth
                                                               Portfolio*     Portfolio*    Portfolio*    Portfolio*
                                                             -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $146,923, $57,728, $14,021
 and $14,179 of securities on loan, respectively)...........  $    937,889   $    255,195  $    205,123  $    108,032
Temporary Cash Investments at Value & Cost..................         2,636          1,080            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................        96,307         52,241        16,140        14,833
Foreign Currencies at Value.................................            --             --           711           308
Cash........................................................            --             --           364           561
Receivables:
  Investment Securities Sold................................         2,868            825            --            82
  Dividends, Interest and Tax Reclaims......................         1,054             43         1,065           409
  Securities Lending Income.................................            28             38            18            26
  Fund Shares Sold..........................................           822            209           107            30
Unrealized Gain on Foreign Currency Contracts...............            --             --            --             1
Prepaid Expenses and Other Assets...........................            46             21            18            13
                                                              ------------   ------------  ------------  ------------
     Total Assets...........................................     1,041,650        309,652       223,546       124,295
                                                              ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        96,307         52,241        16,140        14,833
  Investment Securities Purchased...........................         8,276          1,550           247           520
  Fund Shares Redeemed......................................           344             36            12            36
  Due to Advisor............................................           135             72            40            38
Accrued Expenses and Other Liabilities......................            37             17            28            34
                                                              ------------   ------------  ------------  ------------
     Total Liabilities......................................       105,099         53,916        16,467        15,461
                                                              ------------   ------------  ------------  ------------
NET ASSETS..................................................  $    936,551   $    255,736  $    207,079  $    108,834
                                                              ============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $936,551; $255,736; $207,079 and $108,834 and shares
 outstanding of 63,888,325; 17,816,675; 18,827,479 and
 8,645,193, respectively....................................  $      14.66   $      14.35  $      11.00  $      12.59
                                                              ============   ============  ============  ============
Investments at Cost.........................................  $    853,816   $    232,766  $    200,511  $    100,672
                                                              ============   ============  ============  ============
Foreign Currencies at Cost..................................  $         --   $         --  $        696  $        306
                                                              ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    855,887   $    231,826  $    216,551  $    101,175
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         1,105             88           965           584
Accumulated Net Realized Gain (Loss)........................        (4,514)         1,393       (15,077)         (303)
Net Unrealized Foreign Exchange Gain (Loss).................            --             --            13            16
Net Unrealized Appreciation (Depreciation)..................        84,073         22,429         4,627         7,362
                                                              ------------   ------------  ------------  ------------
NET ASSETS..................................................  $    936,551   $    255,736  $    207,079  $    108,834
                                                              ============   ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................   100,000,000    100,000,000   100,000,000   100,000,000
                                                              ============   ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                       International International
                                                                 U.S. Large U.S. Small   Large Cap     Small Cap
                                                                 Cap Growth Cap Growth    Growth        Growth
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 ---------- ---------- ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $225 and
   $107, respectively)..........................................  $ 7,876    $ 1,408      $ 2,439       $1,126
  Income from Securities Lending................................      162        219           11          111
                                                                  -------    -------      -------       ------
     Total Investment Income....................................    8,038      1,627        2,450        1,237
                                                                  -------    -------      -------       ------
Fund Expenses
  Investment Management Fees....................................      664        414          227          243
  Accounting & Transfer Agent Fees..............................       23          8           12            9
  Custodian Fees................................................        5          4           21           33
  Filing Fees...................................................       29         18           13           14
  Shareholders' Reports.........................................       17          8            6            3
  Directors'/Trustees' Fees & Expenses..........................        3          1            1           --
  Professional Fees.............................................        6          3            2            1
  Other.........................................................       13          7           10           10
                                                                  -------    -------      -------       ------
     Total Expenses.............................................      760        463          292          313
                                                                  -------    -------      -------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................       22         10          (19)         (45)
  Fees Paid Indirectly (Note C).................................       --         --           (1)          --
                                                                  -------    -------      -------       ------
  Net Expenses..................................................      782        473          272          268
                                                                  -------    -------      -------       ------
  Net Investment Income (Loss)..................................    7,256      1,154        2,178          969
                                                                  -------    -------      -------       ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................   (4,483)     1,717       (3,983)        (323)
    Futures.....................................................      (22)      (319)         114           --
    Foreign Currency Transactions...............................       --         --           23           20
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    3,856     (9,159)         888        2,749
    Translation of Foreign Currency Denominated Amounts.........       --         --           15           16
                                                                  -------    -------      -------       ------
  Net Realized and Unrealized Gain (Loss).......................     (649)    (7,761)      (2,943)       2,462
                                                                  -------    -------      -------       ------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................  $ 6,607    $(6,607)     $  (765)      $3,431
                                                                  =======    =======      =======       ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                        U.S. Large Cap Growth  U.S. Small Cap Growth International Large Cap
                                              Portfolio              Portfolio         Growth Portfolio
                                        ---------------------  --------------------  ----------------------
                                        Six Months     Year    Six Months    Year    Six Months     Year
                                           Ended      Ended       Ended     Ended       Ended      Ended
                                         April 30,   Oct. 31,   April 30,  Oct. 31,   April 30,   Oct. 31,
                                           2016        2015       2016       2015       2016        2015
                                        ----------- ---------  ----------- --------  -----------  --------
                                        (Unaudited)            (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........  $  7,256   $  11,269   $  1,154   $  1,543   $  2,178    $  4,254
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........    (4,483)      3,976      1,717      1,831     (3,983)    (11,231)
   Futures.............................       (22)         --       (319)        --        114          --
   Foreign Currency Transactions.......        --          --         --         --         23          (8)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................     3,856      17,897     (9,159)     3,766        888       3,487
   Translation of Foreign Currency
    Denominated Amounts................        --          --         --         --         15           7
                                         --------   ---------   --------   --------   --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations........................     6,607      33,142     (6,607)     7,140       (765)     (3,491)
                                         --------   ---------   --------   --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (7,766)    (10,235)    (1,217)    (1,450)    (1,617)     (4,006)
  Net Short-Term Gains:
   Institutional Class Shares..........        --        (496)      (117)        --         --        (570)
  Net Long-Term Gains:
   Institutional Class Shares..........    (3,863)     (1,926)    (1,669)      (914)        --        (332)
                                         --------   ---------   --------   --------   --------    --------
    Total Distributions................   (11,629)    (12,657)    (3,003)    (2,364)    (1,617)     (4,908)
                                         --------   ---------   --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued........................   268,610     301,935    100,335     87,843     87,761     120,895
  Shares Issued in Lieu of Cash
   Distributions.......................    11,545      12,560      2,978      2,349      1,516       4,166
  Shares Redeemed......................   (76,119)   (106,179)   (89,782)   (24,772)   (47,945)    (89,797)
                                         --------   ---------   --------   --------   --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions........   204,036     208,316     13,531     65,420     41,332      35,264
                                         --------   ---------   --------   --------   --------    --------
    Total Increase (Decrease) in
     Net Assets........................   199,014     228,801      3,921     70,196     38,950      26,865
Net Assets
  Beginning of Period..................   737,537     508,736    251,815    181,619    168,129     141,264
                                         --------   ---------   --------   --------   --------    --------
  End of Period........................  $936,551   $ 737,537   $255,736   $251,815   $207,079    $168,129
                                         ========   =========   ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................    18,679      20,623      7,172      5,883      8,195      10,657
  Shares Issued in Lieu of Cash
   Distributions.......................       785         881        207        164        138         368
  Shares Redeemed......................    (5,339)     (7,295)    (6,648)    (1,658)    (4,534)     (8,087)
                                         --------   ---------   --------   --------   --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................    14,125      14,209        731      4,389      3,799       2,938
                                         ========   =========   ========   ========   ========    ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................  $  1,105   $   1,615   $     88   $    151   $    965    $    404

                                        International Small Cap
                                          Growth Portfolio
                                        ----------------------
                                        Six Months     Year
                                           Ended      Ended
                                         April 30,   Oct. 31,
                                           2016        2015
                                        -----------  --------
                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........  $    969    $  1,821
  Net Realized Gain (Loss) on:
   Investment Securities Sold..........      (323)      1,212
   Futures.............................        --          --
   Foreign Currency Transactions.......        20         (55)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................     2,749       2,322
   Translation of Foreign Currency
    Denominated Amounts................        16           5
                                         --------    --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations........................     3,431       5,305
                                         --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........      (649)     (1,634)
  Net Short-Term Gains:
   Institutional Class Shares..........        --         (50)
  Net Long-Term Gains:
   Institutional Class Shares..........    (1,165)       (598)
                                         --------    --------
    Total Distributions................    (1,814)     (2,282)
                                         --------    --------
Capital Share Transactions (1):
  Shares Issued........................    21,273      33,313
  Shares Issued in Lieu of Cash
   Distributions.......................     1,807       2,261
  Shares Redeemed......................    (8,329)    (11,809)
                                         --------    --------
    Net Increase (Decrease) from
     Capital Share Transactions........    14,751      23,765
                                         --------    --------
    Total Increase (Decrease) in
     Net Assets........................    16,368      26,788
Net Assets
  Beginning of Period..................    92,466      65,678
                                         --------    --------
  End of Period........................  $108,834    $ 92,466
                                         ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued........................     1,769       2,731
  Shares Issued in Lieu of Cash
   Distributions.......................       146         188
  Shares Redeemed......................      (698)       (972)
                                         --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     1,217       1,947
                                         ========    ========
Undistributed Net Investment
 Income (Distributions in Excess of
 Net Investment Income)................  $    584    $    264

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                      U.S. Large Cap Growth Portfolio
                                                                             -------------------------------------------
                                                                                                                   Period
                                                                             Six Months      Year      Year       Dec. 20,
                                                                                Ended       Ended     Ended      2012(a) to
                                                                              April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                                2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                             (Unaudited)
Net Asset Value, Beginning of Period........................................  $  14.82     $  14.31  $  12.56   $  10.00
                                                                              --------     --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.13         0.26      0.23       0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)................     (0.07)        0.56      1.73       2.49
                                                                              --------     --------  --------   --------
   Total from Investment Operations.........................................      0.06         0.82      1.96       2.65
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.14)       (0.24)    (0.21)     (0.09)
  Net Realized Gains........................................................     (0.08)       (0.07)       --         --
                                                                              --------     --------  --------   --------
   Total Distributions......................................................     (0.22)       (0.31)    (0.21)     (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $  14.66     $  14.82  $  14.31   $  12.56
============================================================================ ===========   ========  ========  ==========
Total Return................................................................      0.39%(C)     5.79%    15.70%     26.58%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................  $936,551     $737,537  $508,736   $223,904
Ratio of Expenses to Average Net Assets.....................................      0.20%(D)     0.20%     0.20%      0.20%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.19%(D)     0.20%     0.22%      0.28%(B)(D)
Ratio of Net Investment Income to Average Net Assets........................      1.86%(D)     1.77%     1.69%      1.59%(D)
Portfolio Turnover Rate.....................................................         7%(C)       15%        8%        10%(C)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       U.S. Small Cap Growth Portfolio
                                                                             --------------------------------------------
                                                                                                                    Period
                                                                              Six Months      Year      Year       Dec. 20,
                                                                                 Ended       Ended     Ended      2012(a) to
                                                                               April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                                 2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period........................................  $  14.74      $  14.30  $  13.47   $  10.00
                                                                              --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................      0.07          0.10      0.09       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................     (0.29)         0.51      0.93       3.44
                                                                              --------      --------  --------   --------
   Total from Investment Operations.........................................     (0.22)         0.61      1.02       3.51
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................     (0.07)        (0.10)    (0.09)     (0.04)
  Net Realized Gains........................................................     (0.10)        (0.07)    (0.10)        --
                                                                              --------      --------  --------   --------
   Total Distributions......................................................     (0.17)        (0.17)    (0.19)     (0.04)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................................  $  14.35      $  14.74  $  14.30   $  13.47
============================================================================ ===========    ========  ========  ==========
Total Return................................................................     (1.44)%(C)     4.31%     7.64%     35.17%(C)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................................  $255,736      $251,815  $181,619   $121,634
Ratio of Expenses to Average Net Assets.....................................      0.40%(D)      0.40%     0.40%      0.40%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........      0.39%(D)      0.40%     0.41%      0.49%(B)(D)
Ratio of Net Investment Income to Average Net Assets........................      0.97%(D)      0.70%     0.66%      0.71%(D)
Portfolio Turnover Rate.....................................................        35%(C)        16%       19%        25%(C)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              International Large Cap Growth Portfolio
                                         --------------------------------------------
                                                                                 Period
                                          Six Months       Year      Year       Dec. 20,
                                             Ended        Ended     Ended      2012(a) to
                                           April 30,     Oct. 31,  Oct. 31,     Oct. 31,
                                             2016          2015      2014         2013
---------------------------------------------------------------------------------------------
                                          (Unaudited)
Net Asset Value, Beginning of Period....  $  11.19      $  11.68   $  11.81   $ 10.00
                                          --------      --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.13          0.28       0.31      0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.23)        (0.43)     (0.16)     1.74
                                          --------      --------   --------   -------
   Total from Investment Operations.....     (0.10)        (0.15)      0.15      1.98
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.09)        (0.27)     (0.28)    (0.17)
 Net Realized Gains.....................        --         (0.07)        --        --
                                          --------      --------   --------   -------
   Total Distributions..................     (0.09)        (0.34)     (0.28)    (0.17)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  11.00      $  11.19   $  11.68   $ 11.81
=======================================  ===========    ========   ========  ==========
Total Return............................     (0.85)%(C)    (1.29)%     1.21%    19.98%(C)
---------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $207,079      $168,129   $141,264   $46,708
Ratio of Expenses to Average Net Assets.      0.30%(D)      0.30%      0.30%     0.30%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................      0.32%(D)      0.34%      0.37%     0.65%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets.....................      2.40%(D)      2.45%      2.59%     2.60%(D)
Portfolio Turnover Rate.................        11%(C)        37%        20%        3%(C)
---------------------------------------------------------------------------------------------

                                             International Small Cap Growth Portfolio
                                         -----------------------------------------
                                                                              Period
                                         Six Months      Year     Year       Dec. 20,
                                            Ended       Ended    Ended      2012(a) to
                                          April 30,    Oct. 31, Oct. 31,     Oct. 31,
                                            2016         2015     2014         2013
-----------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  12.45     $ 11.98  $ 12.22    $ 10.00
                                          --------     -------  -------    -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......      0.12        0.28     0.25       0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.25        0.55    (0.26)      2.13
                                          --------     -------  -------    -------
   Total from Investment Operations.....      0.37        0.83    (0.01)      2.37
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................     (0.08)      (0.25)   (0.23)     (0.15)
 Net Realized Gains.....................     (0.15)      (0.11)      --         --
                                          --------     -------  -------    -------
   Total Distributions..................     (0.23)      (0.36)   (0.23)     (0.15)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  12.59     $ 12.45  $ 11.98    $ 12.22
=======================================  ===========   ======== ========  ==========
Total Return............................      3.03%(C)    7.09%   (0.18)%    23.83%(C)
-----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $108,834     $92,466  $65,678    $44,274
Ratio of Expenses to Average Net Assets.      0.55%(D)    0.55%    0.55%      0.55%(B)(D)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................      0.64%(D)    0.67%    0.72%      1.00%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets.....................      1.99%(D)    2.24%    2.00%      2.50%(D)
Portfolio Turnover Rate.................        13%(C)      30%      29%         7%(C)
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers ninety-five operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining ninety-one portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                U.S. Large Cap Growth Portfolio.......... 0.17%
                U.S. Small Cap Growth Portfolio.......... 0.35%
                International Large Cap Growth Portfolio. 0.25%
                International Small Cap Growth Portfolio. 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                         Previously
                                                         Recovery       Waived Fees/
                                           Expense    of Previously   Expenses Assumed
                                          Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                  Amount   Expenses Assumed     Recovery
--------------------------                ---------- ---------------- -----------------
U.S. Large Cap Growth Portfolio..........    0.20%         $24              $134
U.S. Small Cap Growth Portfolio..........    0.40%          15                51
International Large Cap Growth Portfolio.    0.30%          --               193
International Small Cap Growth Portfolio.    0.55%          --               300

Earned Income Credit:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                        Fees Paid
                                                        Indirectly
                                                        ----------
              International Large Cap Growth Portfolio.    $ 1
              International Small Cap Growth Portfolio.     --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 U.S. Large Cap Growth Portfolio.......... $4
                 U.S. Small Cap Growth Portfolio..........  2
                 International Large Cap Growth Portfolio.  1
                 International Small Cap Growth Portfolio.  1

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases  Sales
                                                    --------- -------
          U.S. Large Cap Growth Portfolio.......... $262,189  $57,656
          U.S. Small Cap Growth Portfolio..........   95,005   82,456
          International Large Cap Growth Portfolio.   62,132   20,252
          International Small Cap Growth Portfolio.   26,656   12,489

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                             Increase       Increase
                                                            (Decrease)     (Decrease)
                                             Increase     Undistributed   Accumulated
                                            (Decrease)    Net Investment  Net Realized
                                          Paid-In Capital     Income     Gains (Losses)
                                          --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..........      $422           $(312)         $(110)
U.S. Small Cap Growth Portfolio..........        84             (34)           (50)
International Large Cap Growth Portfolio.       121            (130)             9
International Small Cap Growth Portfolio.        92            (101)             9

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term   Tax Exempt
                                          Capital Gains  Capital Gains   Income    Total
                                          -------------- ------------- ---------- -------
U.S. Large Cap Growth Portfolio
2014.....................................    $ 4,886            --         --     $ 4,886
2015.....................................     10,731        $1,926         --      12,657
U.S. Small Cap Growth Portfolio
2014.....................................      1,876            19         --       1,895
2015.....................................      1,450           915         --       2,365
International Large Cap Growth Portfolio
2014.....................................      1,963            --         --       1,963
2015.....................................      4,575           332         --       4,907
International Small Cap Growth Portfolio
2014.....................................      1,089            --         --       1,089
2015.....................................      1,684           598         --       2,282

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains Total
                                            -------------- ------------- -----
  U.S. Large Cap Growth Portfolio..........      $312          $110      $422
  U.S. Small Cap Growth Portfolio..........        41            43        84
  International Large Cap Growth Portfolio.       121            --       121
  International Small Cap Growth Portfolio.        46            46        92

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio..........     $1,617        $3,863             --       $80,208        $85,688
U.S. Small Cap Growth Portfolio..........        269         1,670             --        31,583         33,522
International Large Cap Growth Portfolio.        404            --       $(11,070)        3,576         (7,090)
International Small Cap Growth Portfolio.        271         1,165             --         4,606          6,042

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    Unlimited  Total
                                                    --------- -------
          U.S. Large Cap Growth Portfolio..........       --       --
          U.S. Small Cap Growth Portfolio..........       --       --
          International Large Cap Growth Portfolio.  $11,070  $11,070
          International Small Cap Growth Portfolio.       --       --

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                  Net
                                                                               Unrealized
                                          Federal   Unrealized   Unrealized   Appreciation
                                          Tax Cost Appreciation Depreciation (Depreciation)
                                          -------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio.......... $952,767   $114,981     $(30,916)     $84,065
U.S. Small Cap Growth Portfolio..........  286,091     33,380      (10,955)      22,425
International Large Cap Growth Portfolio.  216,812     16,491      (12,040)       4,451
International Small Cap Growth Portfolio.  115,512     15,279       (7,926)       7,353

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

           Derivative Type   Location of Gain (Loss) on Derivatives
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                     Realized Gain (Loss) on
                                                       Derivatives
                                                     ----------------------
                                                                 Equity
                                                     Total      Contracts
                                                     -----      ---------
          U.S. Large Cap Growth Portfolio*.......... $ (22)       $ (22)
          U.S. Small Cap Growth Portfolio*..........  (319)        (319)
          International Large Cap Growth Portfolio*.   114          114

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            Weighted      Weighted    Number of   Interest Maximum Amount
                                             Average      Average        Days     Expense  Borrowed During
                                          Interest Rate Loan Balance Outstanding* Incurred   The Period
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio..........     1.06%       $ 1,470          6         --        $ 5,751
U.S. Small Cap Growth Portfolio..........     1.04%        13,871          8        $ 3         63,033
International Large Cap Growth Portfolio.     1.07%           606         43          1          2,189
International Small Cap Growth Portfolio.     1.13%           642          6         --            849

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers.

   At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized
    Portfolio                                 Purchases  Sales  Gain (loss)
    ---------                                 --------- ------- -----------
    U.S. Large Cap Growth Portfolio..........  $16,304  $18,150   $(3,345)
    U.S. Small Cap Growth Portfolio..........    9,816    3,834      (962)
    International Large Cap Growth Portfolio.      133       19         7

J. Securities Lending:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $54,461, $7,171, $110 and $300 (amounts in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                Remaining Contractual Maturity of the Agreements
                                                              As of April 30, 2016
                                            ---------------------------------------------------------
                                            Overnight and            Between
                                             Continuous   <30 days 30 & 90 days >90 days    Total
                                            ------------- -------- ------------ -------- ------------
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
 Bonds..................................... $ 96,306,828    $--        $--        $--    $ 96,306,828
U.S. Small Cap Growth Portfolio
 Bonds..................................... $ 52,240,711     --         --         --    $ 52,240,711
International Large Cap Growth Portfolio
 Bonds..................................... $ 16,139,689     --         --         --    $ 16,139,689
International Small Cap Growth Portfolio
 Bonds..................................... $ 14,833,197     --         --         --    $ 14,833,197
                                            ------------    ---        ---        ---    ------------
Total Borrowings........................... $179,520,425    $--        $--        $--    $179,520,425
                                            ------------    ---        ---        ---    ------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                              $179,520,425
                                                                                         ============

K. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                              Approximate
                                                             Percentage of
                                                 Number of    Outstanding
                                                Shareholders    Shares
                                                ------------ -------------
      U.S. Large Cap Growth Portfolio..........      3            86%
      U.S. Small Cap Growth Portfolio..........      4            90%
      International Large Cap Growth Portfolio.      3            91%
      International Small Cap Growth Portfolio.      3            93%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-041S
 [LOGO]                                                              00157611

[LOGO]

SEMI-ANNUAL REPORT
period ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                             Page
                                                             ----
              Letter to Shareholders
              Definitions of Abbreviations and Footnotes....   1
                 Disclosure of Fund Expenses................   2
                 Disclosure of Portfolio Holdings...........   3
                 Schedule of Investments
                     Dimensional Retirement Income Fund.....   4
                 Statement of Assets and Liabilities........   5
                 Statement of Operations....................   6
                 Statement of Changes in Net Assets.........   7
                 Financial Highlights.......................   8
                 Notes to Financial Statements..............   9
              Voting Proxies on Fund Portfolio Securities...  14

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
 EXPENSE TABLE
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
 Dimensional Retirement Income Fund**
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,019.00    0.22%    $1.09
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.51    0.22%    $1.09

----------

* Dimensional Retirement Income Fund commenced operations on November 2, 2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2016 to allow for comparability.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
      Dimensional Retirement Income Fund.              100.0%

                      DIMENSIONAL RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Shares    Value+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 120,599 $1,444,780
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  92,378    952,422
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................  10,536    184,063
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................  11,308    182,628
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   6,158    121,001
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   5,228     60,441
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   2,899     49,430
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,903,764)........................................          2,994,765
                                                                       ----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $2,227)...............................................   2,227      2,227
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,905,991)........................................         $2,996,992
                                                                       ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $2,994,765      --      --    $2,994,765
     Temporary Cash Investments......      2,227      --      --         2,227
                                      ----------      --      --    ----------
     TOTAL........................... $2,996,992      --      --    $2,996,992
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                Dimensional
                                                                                                Retirement
                                                                                                Income Fund
                                                                                               ------------
ASSETS:
Investments in Affiliated Investment Companies at Value....................................... $      2,995
Temporary Cash Investments at Value & Cost....................................................            2
Receivables:
  Fund Shares Sold............................................................................            1
  From Advisor................................................................................            1
Deferred Offering Costs.......................................................................            1
Prepaid Expenses and Other Assets.............................................................            1
                                                                                               ------------
     Total Assets.............................................................................        3,001
                                                                                               ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased...................................................            2
Accrued Expenses and Other Liabilities........................................................            1
                                                                                               ------------
     Total Liabilities........................................................................            3
                                                                                               ------------
NET ASSETS.................................................................................... $      2,998
                                                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $2,998 and shares outstanding of 295,174. $      10.16
                                                                                               ============
NUMBER OF SHARES AUTHORIZED...................................................................  100,000,000
                                                                                               ============
Investments in Affiliated Investment Companies at Cost........................................ $      2,904
                                                                                               ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $      2,911
Accumulated Net Realized Gain (Loss)..........................................................           (4)
Net Unrealized Appreciation (Depreciation)....................................................           91
                                                                                               ------------
NET ASSETS.................................................................................... $      2,998
                                                                                               ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE PERIOD ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                     Dimensional
                                                                                                     Retirement
                                                                                                       Income
                                                                                                       Fund(a)
                                                                                                     -----------
Investment Income
  Income Distributions Received from Affiliated Investment Companies................................    $  6
                                                                                                        ----
     Total Investment Income........................................................................       6
                                                                                                        ----
Expenses
  Investment Management Fees........................................................................      --
  Accounting & Transfer Agent Fees..................................................................      24
  Filing Fees.......................................................................................       1
  Professional Fees.................................................................................       7
  Organizational & Offering Costs...................................................................       1
  Other.............................................................................................       2
                                                                                                        ----
     Total Expenses.................................................................................      35
                                                                                                        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).     (34)
                                                                                                        ----
  Net Expenses......................................................................................       1
                                                                                                        ----
  Net Investment Income (Loss)......................................................................       5
                                                                                                        ----
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies..........................       1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.....................................................      (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..........................................................      91
                                                                                                        ----
  Net Realized and Unrealized Gain (Loss)...........................................................      87
                                                                                                        ----
Net Increase (Decrease) in Net Assets Resulting from Operations.....................................    $ 92
                                                                                                        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Dimensional
                                                                            Retirement
                                                                            Income Fund
                                                                            -----------
                                                                              Period
                                                                              Nov. 2,
                                                                              2015(a)
                                                                                to
                                                                             April 30,
                                                                               2016
                                                                            -----------
                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................   $    5
  Capital Gain Distributions Received from Affiliated Investment Companies.        1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................       (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................       91
                                                                              ------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......       92
                                                                              ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................       (5)
                                                                              ------
     Total Distributions...................................................       (5)
                                                                              ------
Capital Share Transactions (1):
  Shares Issued............................................................    3,622
  Shares Issued in Lieu of Cash Distributions..............................        4
  Shares Redeemed..........................................................     (715)
                                                                              ------
     Net Increase (Decrease) from Capital Share Transactions...............    2,911
                                                                              ------
     Total Increase (Decrease) in Net Assets...............................    2,998
Net Assets
  Beginning of Period......................................................       --
                                                                              ------
  End of Period............................................................   $2,998
                                                                              ======
(1) Shares Issued and Redeemed:
  Shares Issued............................................................      367
  Shares Redeemed..........................................................      (72)
                                                                              ------
     Net Increase (Decrease) from Shares Issued and Redeemed...............      295
                                                                              ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Dimensional
                                                                Retirement
                                                                Income Fund
                                                               -----------
                                                                  Period
                                                                  Nov. 2,
                                                                  2015(a)
                                                                    to
                                                                 April 30,
                                                                   2016
  ----------------------------------------------------------------------------
                                                                (Unaudited)
  Net Asset Value, Beginning of Period........................   $10.00
                                                                 ------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A)...........................     0.03
   Net Gains (Losses) on Securities (Realized and Unrealized).     0.16
                                                                 ------
     Total from Investment Operations.........................     0.19
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income......................................    (0.03)
   Net Realized Gains.........................................       --
                                                                 ------
     Total Distributions......................................    (0.03)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Period..............................   $10.16
  ===========================================================  ===========
  Total Return................................................     1.90%(C)
  ----------------------------------------------------------------------------
  Net Assets, End of Period (thousands).......................   $2,998
  Ratio of Expenses to Average Net Assets.....................     0.22%(B)(D)
  Ratio of Expenses to Average Net Assets (Excluding Fees
   (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor).................................     4.20%(B)(D)
  Ratio of Net Investment Income to Average Net Assets........     0.62%(C)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, Dimensional Retirement Income Fund (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio achieves its investment objective by primarily investing in other series of the Fund and Dimensional Investment Group Inc. ("DIG") (collectively, the "Master Funds").

                                                                                   Percentage
                                                                                   Ownership
                                                                                  at April 30,
Fund of Funds                       Master Funds                                      2016
-------------                       ------------                                  ------------
Dimensional Retirement Income Fund  DFA Inflation-Protected Securities Portfolio      --*
                                      (IDG)
                                    DFA One-Year Fixed Income Portfolio (IDG)         --*
                                    U.S. Core Equity 1 Portfolio (IDG)                --*
                                    U.S. Large Company Portfolio (DIG)                --*
                                    Large Cap International Portfolio (IDG)           --*
                                    International Core Equity Portfolio (IDG)         --*
                                    Emerging Markets Core Equity Portfolio (IDG)      --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolio are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the period ended April 30, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.03% of average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.06% of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. Previously waived fees subject to future recovery by the Advisor are $34 (amount in thousands). The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    Dimensional Retirement Income Fund. --

E. Purchases and Sales of Securities:

   For the period ended April 30, 2016, the Portfolio made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                      Dimensional Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................     --       $1,445    $1,710   $317     --          $ 1
DFA One-Year Fixed Income Portfolio....     --          952     1,165    214    $ 2           --
U.S. Core Equity 1 Portfolio...........     --          184       216     42      1           --
U.S. Large Company Portfolio...........     --          183       215     41      2           --
Large Cap International Portfolio......     --          121       142     27      1           --
International Core Equity Portfolio....     --           61        72     15     --           --
Emerging Markets Core Equity Portfolio.     --           49        55     10     --           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $2,995    $3,575   $666    $ 6          $ 1
                                            ==       ======    ======   ====    ===          ===

F. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                    Federal   Unrealized   Unrealized   Appreciation
                                    Tax Cost Appreciation Depreciation (Depreciation)
                                    -------- ------------ ------------ --------------
Dimensional Retirement Income Fund.  $2,906      $91           --           $91

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the period ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the period ended April 30, 2016.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2016, 7 shareholders held 96% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                                                               DFA043016-055S
 [LOGO]                                                              00166721

[LOGO]


SEMI-ANNUAL REPORT
period ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents


                                                                  Page
                                                                  ----
          Letter to Shareholders
          Definitions of Abbreviations and Footnotes.............   1
             Disclosure of Fund Expenses.........................   2
             Disclosure of Fund Holdings.........................   4
             Schedules of Investments............................
             Dimensional 2015 Target Date Retirement Income Fund.   5
             Dimensional 2020 Target Date Retirement Income Fund.   6
             Dimensional 2025 Target Date Retirement Income Fund.   7
             Dimensional 2030 Target Date Retirement Income Fund.   8
             Dimensional 2035 Target Date Retirement Income Fund.   9
             Dimensional 2040 Target Date Retirement Income Fund.  10
             Dimensional 2045 Target Date Retirement Income Fund.  11
             Dimensional 2050 Target Date Retirement Income Fund.  12
             Dimensional 2055 Target Date Retirement Income Fund.  13
             Dimensional 2060 Target Date Retirement Income Fund.  14
             Statements of Assets and Liabilities................  15
             Statements of Operations............................  17
             Statements of Changes in Net Assets.................  19
             Financial Highlights................................  23
             Notes to Financial Statements.......................  28
          Voting Proxies on Fund Portfolio Securities............  40

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable.

                                                               Six Months Ended April 30, 2016
EXPENSE TABLES
                                                       Beginning  Ending              Expenses
                                                        Account  Account   Annualized   Paid
                                                         Value    Value     Expense    During
                                                       11/01/15  04/30/16    Ratio*   Period*
                                                       --------- --------- ---------- --------
Dimensional 2015 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,036.50    0.21%    $1.05
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.56    0.21%    $1.04

Dimensional 2020 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,037.00    0.23%    $1.15
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.46    0.23%    $1.14

Dimensional 2025 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,029.70    0.25%    $1.25
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.36    0.25%    $1.24

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                       Beginning  Ending              Expenses
                                                        Account  Account   Annualized   Paid
                                                         Value    Value     Expense    During
                                                       11/01/15  04/30/16    Ratio*   Period*
                                                       --------- --------- ---------- --------

Dimensional 2030 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,015.40    0.26%    $1.29
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.31    0.26%    $1.29

Dimensional 2035 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  996.60    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

Dimensional 2040 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  990.00    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

Dimensional 2045 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  987.90    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

Dimensional 2050 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  988.20    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

Dimensional 2055 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  988.20    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

Dimensional 2060 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $  988.20    0.28%    $1.37
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.21    0.28%    $1.39

----------

* The funds commenced operations on November 2, 2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2016 to allow for comparability.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     Affiliated Investment Companies
                                                     -------------------------------
Dimensional 2015 Target Date Retirement Income Fund.              100.0%
Dimensional 2020 Target Date Retirement Income Fund.              100.0%
Dimensional 2025 Target Date Retirement Income Fund.              100.0%
Dimensional 2030 Target Date Retirement Income Fund.              100.0%
Dimensional 2035 Target Date Retirement Income Fund.              100.0%
Dimensional 2040 Target Date Retirement Income Fund.              100.0%
Dimensional 2045 Target Date Retirement Income Fund.              100.0%
Dimensional 2050 Target Date Retirement Income Fund.              100.0%
Dimensional 2055 Target Date Retirement Income Fund.              100.0%
Dimensional 2060 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Shares    Value+
                                                               ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 938,050 $11,237,844
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 324,099   3,059,497
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................  84,031   1,468,030
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................  90,197   1,456,685
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................  48,751     957,962
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................  41,582     480,684
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................  23,110     394,017
                                                                       -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $17,986,212).......................................          19,054,719
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $3,583)...............................................   3,583       3,583
                                                                       -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $17,989,795).......................................         $19,058,302
                                                                       ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $19,054,719    --      --    $19,054,719
    Temporary Cash Investments......       3,583    --      --          3,583
                                     -----------    --      --    -----------
    TOTAL........................... $19,058,302    --      --    $19,058,302
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Shares     Value+
                                                               --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,013,501 $12,141,742
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,107,682  10,456,520
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   239,286   3,864,467
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   220,691   3,855,466
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   127,703   2,509,362
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   109,669   1,267,775
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    62,037   1,057,734
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................    64,897     707,372
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................    70,765     705,526
                                                                         -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $34,255,593).......................................            36,565,964
                                                                         -----------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $137,346).............................................   137,346     137,346
                                                                         -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $34,392,939).......................................           $36,703,310
                                                                         ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $36,565,964    --      --    $36,565,964
    Temporary Cash Investments......     137,346    --      --        137,346
                                     -----------    --      --    -----------
    TOTAL........................... $36,703,310    --      --    $36,703,310
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Shares     Value+
                                                               --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,375,470 $12,984,437
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   335,591   5,862,782
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   361,588   5,839,644
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.........................   348,711   4,177,553
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   194,991   3,831,564
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   167,057   1,931,185
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................   164,703   1,795,268
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................   179,763   1,792,235
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    93,187   1,588,834
                                                                         -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $37,086,000).......................................            39,803,502
                                                                         -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $68,360)..............................................    68,360      68,360
                                                                         -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $37,154,360).......................................           $39,871,862
                                                                         ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $39,803,502    --      --    $39,803,502
    Temporary Cash Investments......      68,360    --      --         68,360
                                     -----------    --      --    -----------
    TOTAL........................... $39,871,862    --      --    $39,871,862
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc....................... 781,737 $ 7,379,596
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................... 326,644   5,706,474
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................... 351,419   5,675,412
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc....................... 188,401   3,702,078
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc....................... 201,373   2,194,964
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc....................... 220,152   2,194,912
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................... 161,275   1,864,344
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  90,094   1,536,099
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $28,462,459).....................................          30,253,879
                                                                     -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $24,369)............................................  24,369      24,369
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $28,486,828).....................................         $30,278,248
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $30,253,879    --      --    $30,253,879
    Temporary Cash Investments......      24,369    --      --         24,369
                                     -----------    --      --    -----------
    TOTAL........................... $30,278,248    --      --    $30,278,248
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................... 252,950 $ 4,419,040
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................... 272,877   4,406,963
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc....................... 147,558   2,899,523
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc....................... 189,990   1,894,204
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc....................... 173,766   1,894,054
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................... 125,677   1,452,821
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  70,006   1,193,601
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc....................... 103,855     980,387
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $18,043,766).....................................          19,140,593
                                                                     -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $35,064)............................................  35,064      35,064
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $18,078,830).....................................         $19,175,657
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $19,140,593    --      --    $19,140,593
    Temporary Cash Investments......      35,064    --      --         35,064
                                     -----------    --      --    -----------
    TOTAL........................... $19,175,657    --      --    $19,175,657
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                             Shares    Value+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................... 341,903 $ 5,521,731
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................... 315,669   5,514,737
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc....................... 184,168   3,618,892
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................... 156,696   1,811,400
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  87,216   1,487,040
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc....................... 105,408   1,148,951
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc....................... 115,145   1,147,994
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $19,137,099).....................................          20,250,745
                                                                     -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $39,765)............................................  39,765      39,765
                                                                     -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $19,176,864).....................................         $20,290,510
                                                                     ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                     ---------------------------------------
                                       Level 1    Level 2 Level 3    Total
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $20,250,745    --      --    $20,250,745
    Temporary Cash Investments......      39,765    --      --         39,765
                                     -----------    --      --    -----------
    TOTAL........................... $20,290,510    --      --    $20,290,510
                                     ===========    ==      ==    ===========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                             Shares    Value+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.2%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................... 143,411 $2,316,083
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................... 132,550  2,315,655
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.......................  77,475  1,522,374
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  66,027    763,273
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  36,688    625,535
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.......................  18,343    199,934
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.......................  19,990    199,299
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $7,423,178)......................................          7,942,153
                                                                     ----------

TEMPORARY CASH INVESTMENTS -- (0.8%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $65,674)............................................  65,674     65,674
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,488,852)......................................         $8,007,827
                                                                     ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $7,942,153      --      --    $7,942,153
     Temporary Cash Investments......     65,674      --      --        65,674
                                      ----------      --      --    ----------
     TOTAL........................... $8,007,827      --      --    $8,007,827
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                             Shares    Value+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc....................... 161,157 $2,815,405
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc.......................... 174,311  2,815,124
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.......................  93,392  1,835,150
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  79,421    918,103
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.......................  44,439    757,678
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.......................  24,440    243,666
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.......................  22,350    243,619
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $9,177,284)......................................          9,628,745
                                                                     ----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $10,646)............................................  10,646     10,646
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $9,187,930)......................................         $9,639,391
                                                                     ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $9,628,745      --      --    $9,628,745
     Temporary Cash Investments......     10,646      --      --        10,646
                                      ----------      --      --    ----------
     TOTAL........................... $9,639,391      --      --    $9,639,391
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                              Shares   Value+
                                                              ------ ----------
 AFFILIATED INVESTMENT COMPANIES -- (99.4%)
 Investment in U.S. Large Company Portfolio of
   Dimensional Investment Group Inc.......................... 24,666 $  398,355
 Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc....................... 22,782    398,002
 Investment in Large Cap International Portfolio of
   DFA Investment Dimensions Group Inc....................... 13,302    261,393
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc....................... 11,351    131,219
 Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.......................  6,294    107,311
 Investment in DFA Two-Year Global Fixed Income Portfolio of
   DFA Investment Dimensions Group Inc.......................  3,455     34,449
 Investment in DFA Short-Term Extended Quality Portfolio of
   DFA Investment Dimensions Group Inc.......................  3,106     33,852
                                                                     ----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $1,344,745)......................................         1,364,581
                                                                     ----------

 TEMPORARY CASH INVESTMENTS -- (0.6%)
 State Street Institutional Liquid Reserves, 0.455%
   (Cost $7,661).............................................  7,661      7,661
                                                                     ----------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $1,352,406)......................................        $1,372,242
                                                                     ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $1,364,581      --      --    $1,364,581
     Temporary Cash Investments......      7,661      --      --         7,661
                                      ----------      --      --    ----------
     TOTAL........................... $1,372,242      --      --    $1,372,242
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Shares  Value+
                                                               ------ --------
  AFFILIATED INVESTMENT COMPANIES -- (99.7%)
  Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc....................... 12,681 $221,541
  Investment in U.S. Large Company Portfolio of
    Dimensional Investment Group Inc.......................... 13,709  221,397
  Investment in Large Cap International Portfolio of
    DFA Investment Dimensions Group Inc.......................  7,402  145,458
  Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.......................  6,338   73,270
  Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.......................  3,511   59,864
  Investment in DFA Short-Term Extended Quality Portfolio of
    DFA Investment Dimensions Group Inc.......................  1,794   19,555
  Investment in DFA Two-Year Global Fixed Income Portfolio of
    DFA Investment Dimensions Group Inc.......................  1,897   18,911
                                                                      --------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $754,597)........................................         759,996
                                                                      --------

  TEMPORARY CASH INVESTMENTS -- (0.3%)
  State Street Institutional Liquid Reserves, 0.455%
    (Cost $2,204).............................................  2,204    2,204
                                                                      --------
     TOTAL INVESTMENTS -- (100.0%)
       (Cost $756,801)........................................        $762,200
                                                                      ========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                        ----------------------------------------
                                        Level 1    Level 2   Level 3    Total
                                         --------  -------   -------   --------
       Affiliated Investment Companies. $759,996     --        --      $759,996
       Temporary Cash Investments......    2,204     --        --         2,204
                                         --------    --        --      --------
       TOTAL........................... $762,200     --        --      $762,200
                                         ========    ==        ==      ========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                             Dimensional   Dimensional   Dimensional   Dimensional   Dimensional
                                             2015 Target   2020 Target   2025 Target   2030 Target   2035 Target
                                                Date          Date          Date          Date          Date
                                             Retirement    Retirement    Retirement    Retirement    Retirement
                                               Income        Income        Income        Income        Income
                                                Fund          Fund          Fund          Fund          Fund
                                            ------------  ------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     19,055  $     36,566  $     39,804  $     30,254  $     19,141
Temporary Cash Investments at Value
 & Cost....................................            4           137            68            24            35
Receivables:
  Affiliated Investment Companies Sold.....           --            --            --           628            --
  Fund Shares Sold.........................        1,001            33            58            39           145
Deferred Offering Costs....................            2             3             3             2             1
Prepaid Expenses and Other Assets..........            3             2             2             2             2
                                            ------------  ------------  ------------  ------------  ------------
     Total Assets..........................       20,065        36,741        39,935        30,949        19,324
                                            ------------  ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies
   Purchased...............................          756           123            52            12            98
  Fund Shares Redeemed.....................          161            --            90           786            --
  Due to Advisor...........................           --            --             1            --            --
Accrued Expenses and Other Liabilities.....            2             1             1             1             1
                                            ------------  ------------  ------------  ------------  ------------
     Total Liabilities.....................          919           124           144           799            99
                                            ------------  ------------  ------------  ------------  ------------
NET ASSETS................................. $     19,146  $     36,617  $     39,791  $     30,150  $     19,225
                                            ============  ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on
 net assets of $19,146; $36,617; $39,791;
 $30,150 and $19,225 and shares
 outstanding of 1,850,074; 3,544,585;
 3,881,907; 2,981,131 and
 1,940,360, respectively................... $      10.35  $      10.33  $      10.25  $      10.11  $       9.91
                                            ============  ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED................  100,000,000   100,000,000   100,000,000   100,000,000   100,000,000
                                            ============  ============  ============  ============  ============
Investments in Affiliated Investment
 Companies at Cost......................... $     17,986  $     34,256  $     37,086  $     28,462  $     18,044
                                            ============  ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     18,066  $     34,311  $     37,096  $     28,387  $     18,140
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................           (1)           --            --             2             2
Accumulated Net Realized Gain (Loss).......           12            (4)          (23)          (31)          (14)
Net Unrealized Appreciation (Depreciation).        1,069         2,310         2,718         1,792         1,097
                                            ------------  ------------  ------------  ------------  ------------
NET ASSETS................................. $     19,146  $     36,617  $     39,791  $     30,150  $     19,225
                                            ============  ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                             Dimensional   Dimensional   Dimensional  Dimensional   Dimensional
                                             2040 Target   2045 Target   2050 Target  2055 Target   2060 Target
                                                Date          Date          Date         Date          Date
                                             Retirement    Retirement    Retirement   Retirement    Retirement
                                               Income        Income        Income       Income        Income
                                                Fund          Fund          Fund         Fund          Fund
                                            ------------  ------------  ------------  ------------ ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     20,251  $      7,942  $      9,629  $      1,365 $        760
Temporary Cash Investments at Value
 & Cost....................................           40            66            11             8            2
Receivables:
  Fund Shares Sold.........................           50            94            17             1            1
  From Advisor.............................           --             1             1             1            1
Deferred Offering Costs....................            2             1             1            --           --
Prepaid Expenses and Other Assets..........            1             1             1             2            1
                                            ------------  ------------  ------------  ------------ ------------
     Total Assets..........................       20,344         8,105         9,660         1,377          765
                                            ------------  ------------  ------------  ------------ ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies
   Purchased...............................           40            94             8             8            2
  Fund Shares Redeemed.....................           --            --             2            --            1
Accrued Expenses and Other Liabilities.....            1             2             1             2            1
                                            ------------  ------------  ------------  ------------ ------------
     Total Liabilities.....................           41            96            11            10            4
                                            ------------  ------------  ------------  ------------ ------------
NET ASSETS................................. $     20,303  $      8,009  $      9,649  $      1,367 $        761
                                            ============  ============  ============  ============ ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $20,303; $8,009; $9,649; $1,367
 and $761 and shares outstanding of
 2,062,171; 815,378; 986,248; 139,779 and
 77,871, respectively...................... $       9.85  $       9.82  $       9.78  $       9.78 $       9.78
                                            ============  ============  ============  ============ ============
NUMBER OF SHARES AUTHORIZED................  100,000,000   100,000,000   100,000,000   100,000,000  100,000,000
                                            ============  ============  ============  ============ ============
Investments in Affiliated Investment
 Companies at Cost......................... $     19,137  $      7,423  $      9,177  $      1,345 $        755
                                            ============  ============  ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     19,213  $      7,491  $      9,210  $      1,344 $        778
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................            1            --            --            --           --
Accumulated Net Realized Gain (Loss).......          (25)           (1)          (13)            3          (22)
Net Unrealized Appreciation (Depreciation).        1,114           519           452            20            5
                                            ------------  ------------  ------------  ------------ ------------
NET ASSETS................................. $     20,303  $      8,009  $      9,649  $      1,367 $        761
                                            ============  ============  ============  ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE PERIOD ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                         Dimensional Dimensional Dimensional Dimensional Dimensional
                                                         2015 Target 2020 Target 2025 Target 2030 Target 2035 Target
                                                            Date        Date        Date        Date        Date
                                                         Retirement  Retirement  Retirement  Retirement  Retirement
                                                           Income      Income      Income      Income      Income
                                                           Fund(a)     Fund(a)     Fund(a)     Fund(a)     Fund(a)
                                                         ----------- ----------- ----------- ----------- -----------
Investment Income
  Income Distributions Received from Affiliated
   Investment Companies.................................   $   22      $   67      $  106      $  107      $   86
                                                           ------      ------      ------      ------      ------
     Total Investment Income............................       22          67         106         107          86
                                                           ------      ------      ------      ------      ------
Expenses
  Investment Management Fees............................        2           3           3           2           1
  Accounting & Transfer Agent Fees......................       24          24          24          24          24
  Filing Fees...........................................        1           1           1           1           1
  Professional Fees.....................................        7           7           7           7           7
  Organizational & Offering Costs.......................        2           3           2           2           1
  Other.................................................       --           1           1           2           2
                                                           ------      ------      ------      ------      ------
     Total Expenses.....................................       36          39          38          38          36
                                                           ------      ------      ------      ------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).............................................      (33)        (33)        (32)        (33)        (33)
                                                           ------      ------      ------      ------      ------
  Net Expenses..........................................        3           6           6           5           3
                                                           ------      ------      ------      ------      ------
  Net Investment Income (Loss)..........................       19          61         100         102          83
                                                           ------      ------      ------      ------      ------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.................................       --          --           1           5           4
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.........       13          (1)        (20)        (34)        (18)
    In-Kind Redemptions.................................       (1)         (3)         (4)         (2)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..............    1,069       2,310       2,718       1,792       1,097
                                                           ------      ------      ------      ------      ------
  Net Realized and Unrealized Gain (Loss)...............    1,081       2,306       2,695       1,761       1,083
                                                           ------      ------      ------      ------      ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................   $1,100      $2,367      $2,795      $1,863      $1,166
                                                           ======      ======      ======      ======      ======

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE PERIOD ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                         Dimensional Dimensional Dimensional Dimensional Dimensional
                                                         2040 Target 2045 Target 2050 Target 2055 Target 2060 Target
                                                            Date        Date        Date        Date        Date
                                                         Retirement  Retirement  Retirement  Retirement  Retirement
                                                           Income      Income      Income      Income      Income
                                                           Fund(a)     Fund(a)     Fund(a)     Fund(a)     Fund(a)
                                                         ----------- ----------- ----------- ----------- -----------
Investment Income
  Income Distributions Received from Affiliated
   Investment Companies.................................   $   92       $ 35        $ 46        $  8        $  6
                                                           ------       ----        ----        ----        ----
     Total Investment Income............................       92         35          46           8           6
                                                           ------       ----        ----        ----        ----
Expenses
  Investment Management Fees............................        2          1           1          --          --
  Accounting & Transfer Agent Fees......................       24         24          24          24          24
  Filing Fees...........................................        1          1           1           1           1
  Professional Fees.....................................        7          7           7           7           7
  Organizational & Offering Costs.......................        2         --           1          --          --
  Other.................................................       --          1           1           1           1
                                                           ------       ----        ----        ----        ----
     Total Expenses.....................................       36         34          35          33          33
                                                           ------       ----        ----        ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).............................................      (33)       (33)        (33)        (33)        (33)
                                                           ------       ----        ----        ----        ----
  Net Expenses..........................................        3          1           2          --          --
                                                           ------       ----        ----        ----        ----
  Net Investment Income (Loss)..........................       89         34          44           8           6
                                                           ------       ----        ----        ----        ----
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.................................        3         --           3           3           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.........      (28)        (1)        (16)         --         (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..............    1,114        519         452          20           5
                                                           ------       ----        ----        ----        ----
  Net Realized and Unrealized Gain (Loss)...............    1,089        518         439          23         (17)
                                                           ------       ----        ----        ----        ----
Net Increase (Decrease) in Net Assets Resulting
 from Operations........................................   $1,178       $552        $483        $ 31        $(11)
                                                           ======       ====        ====        ====        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Dimensional Dimensional Dimensional
                                                                            2015 Target 2020 Target 2025 Target
                                                                               Date        Date        Date
                                                                            Retirement  Retirement  Retirement
                                                                              Income      Income      Income
                                                                               Fund        Fund        Fund
                                                                            ----------- ----------- -----------
                                                                              Period      Period      Period
                                                                              Nov. 2,     Nov. 2,     Nov. 2,
                                                                            2015(a) to  2015(a) to  2015(a) to
                                                                             April 30,   April 30,   April 30,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
                                                                            (Unaudited) (Unaudited) (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................   $    19     $    61     $   100
  Capital Gain Distributions Received from Affiliated Investment Companies.        --          --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................        13          (1)        (20)
    In-Kind Redemptions....................................................        (1)         (3)         (4)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................     1,069       2,310       2,718
                                                                              -------     -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......     1,100       2,367       2,795
                                                                              -------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................       (20)        (61)       (100)
                                                                              -------     -------     -------
     Total Distributions...................................................       (20)        (61)       (100)
                                                                              -------     -------     -------
Capital Share Transactions (1):
  Shares Issued............................................................    19,154      36,084      39,036
  Shares Issued in Lieu of Cash Distributions..............................        20          61         100
  Shares Redeemed..........................................................    (1,108)     (1,834)     (2,040)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Capital Share Transactions...............    18,066      34,311      37,096
                                                                              -------     -------     -------
     Total Increase (Decrease) in Net Assets...............................    19,146      36,617      39,791
Net Assets
  Beginning of Period......................................................        --          --          --
                                                                              -------     -------     -------
  End of Period............................................................   $19,146     $36,617     $39,791
                                                                              =======     =======     =======
(1) Shares Issued and Redeemed:
  Shares Issued............................................................     1,959       3,722       4,080
  Shares Issued in Lieu of Cash Distributions..............................         2           6          10
  Shares Redeemed..........................................................      (111)       (183)       (208)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...............     1,850       3,545       3,882
                                                                              =======     =======     =======
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................   $    (1)    $    --     $    --

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Dimensional Dimensional Dimensional
                                                                            2030 Target 2035 Target 2040 Target
                                                                               Date        Date        Date
                                                                            Retirement  Retirement  Retirement
                                                                              Income      Income      Income
                                                                               Fund        Fund        Fund
                                                                            ----------- ----------- -----------
                                                                              Period      Period      Period
                                                                              Nov. 2,     Nov. 2,     Nov. 2,
                                                                            2015(a) to  2015(a) to  2015(a) to
                                                                             April 30,   April 30,   April 30,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
                                                                            (Unaudited) (Unaudited) (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................   $   102     $    83     $    89
  Capital Gain Distributions Received from Affiliated Investment Companies.         5           4           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................       (34)        (18)        (28)
    In-Kind Redemptions....................................................        (2)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................     1,792       1,097       1,114
                                                                              -------     -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......     1,863       1,166       1,178
                                                                              -------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................      (100)        (81)        (88)
                                                                              -------     -------     -------
     Total Distributions...................................................      (100)        (81)        (88)
                                                                              -------     -------     -------
Capital Share Transactions (1):
  Shares Issued............................................................    30,194      19,087      19,819
  Shares Issued in Lieu of Cash Distributions..............................       100          81          88
  Shares Redeemed..........................................................    (1,907)     (1,028)       (694)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Capital Share Transactions...............    28,387      18,140      19,213
                                                                              -------     -------     -------
     Total Increase (Decrease) in Net Assets...............................    30,150      19,225      20,303
Net Assets
  Beginning of Period......................................................        --          --          --
                                                                              -------     -------     -------
  End of Period............................................................   $30,150     $19,225     $20,303
                                                                              =======     =======     =======
(1) Shares Issued and Redeemed:
  Shares Issued............................................................     3,166       2,038       2,128
  Shares Issued in Lieu of Cash Distributions..............................        10           8           9
  Shares Redeemed..........................................................      (195)       (106)        (75)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...............     2,981       1,940       2,062
                                                                              =======     =======     =======
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)........................................................   $     2     $     2     $     1

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Dimensional Dimensional Dimensional
                                                                            2045 Target 2050 Target 2055 Target
                                                                               Date        Date        Date
                                                                            Retirement  Retirement  Retirement
                                                                              Income      Income      Income
                                                                               Fund        Fund        Fund
                                                                            ----------- ----------- -----------
                                                                              Period      Period      Period
                                                                              Nov. 2,     Nov. 2,     Nov. 2,
                                                                            2015(a) to  2015(a) to  2015(a) to
                                                                             April 30,   April 30,   April 30,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
                                                                            (Unaudited) (Unaudited) (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................   $   34      $   44      $    8
  Capital Gain Distributions Received from Affiliated Investment Companies.       --           3           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................       (1)        (16)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................      519         452          20
                                                                              ------      ------      ------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......      552         483          31
                                                                              ------      ------      ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................      (34)        (44)         (8)
                                                                              ------      ------      ------
     Total Distributions...................................................      (34)        (44)         (8)
                                                                              ------      ------      ------
Capital Share Transactions (1):
  Shares Issued............................................................    7,596       9,430       1,340
  Shares Issued in Lieu of Cash Distributions..............................       34          44           8
  Shares Redeemed..........................................................     (139)       (264)         (4)
                                                                              ------      ------      ------
     Net Increase (Decrease) from Capital Share Transactions...............    7,491       9,210       1,344
                                                                              ------      ------      ------
     Total Increase (Decrease) in Net Assets...............................    8,009       9,649       1,367
Net Assets
  Beginning of Period......................................................       --          --          --
                                                                              ------      ------      ------
  End of Period............................................................   $8,009      $9,649      $1,367
                                                                              ======      ======      ======
(1) Shares Issued and Redeemed:
  Shares Issued............................................................      826       1,010         139
  Shares Issued in Lieu of Cash Distributions..............................        4           5           1
  Shares Redeemed..........................................................      (15)        (29)         --
                                                                              ------      ------      ------
     Net Increase (Decrease) from Shares Issued and Redeemed...............      815         986         140
                                                                              ======      ======      ======

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                            Dimensional
                                                                            2060 Target
                                                                               Date
                                                                            Retirement
                                                                              Income
                                                                               Fund
                                                                            -----------
                                                                              Period
                                                                              Nov. 2,
                                                                            2015(a) to
                                                                             April 30,
                                                                               2016
                                                                            -----------
                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................................    $   6
  Capital Gain Distributions Received from Affiliated Investment Companies.        3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................      (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................        5
                                                                               -----
     Net Increase (Decrease) in Net Assets Resulting from Operations.......      (11)
                                                                               -----
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................       (6)
                                                                               -----
     Total Distributions...................................................       (6)
                                                                               -----
Capital Share Transactions (1):
  Shares Issued............................................................      937
  Shares Issued in Lieu of Cash Distributions..............................        6
  Shares Redeemed..........................................................     (165)
                                                                               -----
     Net Increase (Decrease) from Capital Share Transactions...............      778
                                                                               -----
     Total Increase (Decrease) in Net Assets...............................      761
Net Assets
  Beginning of Period......................................................       --
                                                                               -----
  End of Period............................................................    $ 761
                                                                               =====
(1) Shares Issued and Redeemed:
  Shares Issued............................................................       96
  Shares Issued in Lieu of Cash Distributions..............................        1
  Shares Redeemed..........................................................      (19)
                                                                               -----
     Net Increase (Decrease) from Shares Issued and Redeemed...............       78
                                                                               =====

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              Dimensional      Dimensional
                                              2015 Target      2020 Target
                                                 Date             Date
                                              Retirement       Retirement
                                                Income           Income
                                                 Fund             Fund
                                             -----------      -----------
                                                Period           Period
                                                Nov. 2,          Nov. 2,
                                              2015(a) to       2015(a) to
                                               April 30,        April 30,
                                                 2016             2016
  ----------------------------------------------------------------------------
                                              (Unaudited)      (Unaudited)
  Net Asset Value, Beginning of Period......   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.02             0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.34             0.34
                                               -------          -------
     Total from Investment Operations.......      0.36             0.37
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.01)           (0.04)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.01)           (0.04)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Period............   $ 10.35          $ 10.33
  =========================================  ===========      ===========
  Total Return (D)..........................      3.65%            3.70%
  ----------------------------------------------------------------------------
  Net Assets, End of Period (thousands).....   $19,146          $36,617
  Ratio of Expenses to Average Net
   Assets (C)...............................      0.21%(B)(E)      0.23%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.84%(B)(E)      0.57%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      0.37%(B)(E)      0.63%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        Dimensional      Dimensional
                                                                        2025 Target      2030 Target
                                                                           Date             Date
                                                                        Retirement       Retirement
                                                                          Income           Income
                                                                           Fund             Fund
                                                                       -----------      -----------
                                                                          Period           Period
                                                                          Nov. 2,          Nov. 2,
                                                                        2015(a) to       2015(a) to
                                                                         April 30,        April 30,
                                                                           2016             2016
--------------------------------------------------------------------------------------------------------
                                                                        (Unaudited)      (Unaudited)
Net Asset Value, Beginning of Period..................................   $ 10.00          $ 10.00
                                                                         -------          -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................      0.05             0.06
 Net Gains (Losses) on Securities (Realized and Unrealized)...........      0.25             0.09
                                                                         -------          -------
   Total from Investment Operations...................................      0.30             0.15
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................     (0.05)           (0.04)
 Net Realized Gains...................................................        --               --
                                                                         -------          -------
   Total Distributions................................................     (0.05)           (0.04)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................   $ 10.25          $ 10.11
=====================================================================  ===========      ===========
Total Return (D)......................................................      2.97%            1.54%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................   $39,791          $30,150
Ratio of Expenses to Average Net Assets (C)...........................      0.25%(B)(E)      0.26%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (C).........................................................      0.56%(B)(E)      0.69%(B)(E)
Ratio of Net Investment Income to Average Net Assets..................      0.98%(B)(E)      1.33%(B)(E)
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                              Dimensional      Dimensional
                                              2035 Target      2040 Target
                                                 Date             Date
                                              Retirement       Retirement
                                                Income           Income
                                                 Fund             Fund
                                             -----------      -----------
                                                Period           Period
                                                Nov. 2,          Nov. 2,
                                              2015(a) to       2015(a) to
                                               April 30,        April 30,
                                                 2016             2016
  ----------------------------------------------------------------------------
                                              (Unaudited)      (Unaudited)
  Net Asset Value, Beginning of Period......   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.08             0.08
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     (0.11)           (0.18)
                                               -------          -------
     Total from Investment Operations.......     (0.03)           (0.10)
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.06)           (0.05)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.06)           (0.05)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Period............   $  9.91          $  9.85
  =========================================  ===========      ===========
  Total Return (D)..........................     (0.34)%          (1.00)%
  ----------------------------------------------------------------------------
  Net Assets, End of Period (thousands).....   $19,225          $20,303
  Ratio of Expenses to Average Net Assets
   (C)......................................      0.28%(B)(E)      0.28%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.94%(B)(E)      0.92%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      1.67%(B)(E)      1.73%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        Dimensional     Dimensional
                                                                        2045 Target     2050 Target
                                                                           Date            Date
                                                                        Retirement      Retirement
                                                                          Income          Income
                                                                           Fund            Fund
                                                                       -----------     -----------
                                                                          Period          Period
                                                                          Nov. 2,         Nov. 2,
                                                                        2015(a) to      2015(a) to
                                                                         April 30,       April 30,
                                                                           2016            2016
------------------------------------------------------------------------------------------------------
                                                                        (Unaudited)     (Unaudited)
Net Asset Value, Beginning of Period..................................   $10.00          $10.00
                                                                         ------          ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.08            0.08
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    (0.20)          (0.20)
                                                                         ------          ------
   Total from Investment Operations...................................    (0.12)          (0.12)
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.06)          (0.10)
 Net Realized Gains...................................................       --              --
                                                                         ------          ------
   Total Distributions................................................    (0.06)          (0.10)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................   $ 9.82          $ 9.78
=====================================================================  ===========     ===========
Total Return (D)......................................................    (1.21)%         (1.18)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................   $8,009          $9,649
Ratio of Expenses to Average Net Assets (C)...........................     0.28%(B)(E)     0.28%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (C).........................................................     1.97%(B)(E)     1.50%(B)(E)
Ratio of Net Investment Income to Average Net Assets..................     1.77%(B)(E)     1.62%(B)(E)
------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               Dimensional     Dimensional
                                               2055 Target     2060 Target
                                                  Date            Date
                                               Retirement      Retirement
                                                 Income          Income
                                                  Fund            Fund
                                              -----------     -----------
                                                 Period          Period
                                                 Nov. 2,         Nov. 2,
                                               2015(a) to      2015(a) to
                                                April 30,       April 30,
                                                  2016            2016
   --------------------------------------------------------------------------
                                               (Unaudited)     (Unaudited)
   Net Asset Value, Beginning of Period......   $10.00          $10.00
                                                ------          ------
   Income from Investment Operations
   ---------------------------------
    Net Investment Income (Loss) (A).........     0.09            0.09
    Net Gains (Losses) on Securities
      (Realized and Unrealized)..............    (0.21)          (0.21)
                                                ------          ------
      Total from Investment Operations.......    (0.12)          (0.12)
   --------------------------------------------------------------------------
   Less Distributions
   ------------------
    Net Investment Income....................    (0.10)          (0.10)
    Net Realized Gains.......................       --              --
                                                ------          ------
      Total Distributions....................    (0.10)          (0.10)
   --------------------------------------------------------------------------
   Net Asset Value, End of Period............   $ 9.78          $ 9.78
   =========================================  ===========     ===========
   Total Return (D)..........................    (1.18)%         (1.18)%
   --------------------------------------------------------------------------
   Net Assets, End of Period (thousands).....   $1,367          $  761
   Ratio of Expenses to Average Net
    Assets (C)...............................     0.28%(B)(E)     0.28%(B)(E)
   Ratio of Expenses to Average Net Assets
    (Excluding Fees (Waived), (Expenses
    Reimbursed), and/or Previously Waived
    Fees Recovered by Advisor ) (C)..........     8.82%(B)(E)    10.78%(B)(E)
   Ratio of Net Investment Income to Average
    Net Assets...............................     2.02%(B)(E)     2.00%(B)(E)
   --------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which ten (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                       Percentage
                                                                                        Ownership
Fund of Funds                            Master Funds                                  at 04/30/16
-------------                            ------------                                  -----------
Dimensional 2015 Target Date Retirement  DFA Inflation-Protected Securities
  Income Fund                              Portfolio (IDG)                                 --*
                                         DFA LTIP Portfolio (IDG)                           7%
                                         U.S. Core Equity 1 Portfolio (IDG)                --*
                                         U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
Dimensional 2020 Target Date Retirement  DFA Inflation-Protected Securities
  Income Fund                              Portfolio (IDG)                                 --*
                                         DFA LTIP Portfolio (IDG)                          25%
                                         U.S. Large Company Portfolio (DIG)                --*
                                         U.S. Core Equity 1 Portfolio (IDG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
Dimensional 2025 Target Date Retirement  DFA LTIP Portfolio (IDG)                          32%
  Income Fund                            U.S. Core Equity 1 Portfolio (IDG)                --*
                                         U.S. Large Company Portfolio (DIG)                --*
                                         DFA Inflation-Protected Securities
                                           Portfolio (IDG)                                 --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*

                                                                                       Percentage
                                                                                        Ownership
Fund of Funds                            Master Funds                                  at 04/30/16
-------------                            ------------                                  -----------
Dimensional 2030 Target Date Retirement  DFA LTIP Portfolio (IDG)                          18%
  Income Fund                            U.S. Core Equity 1 Portfolio (IDG)                --*
                                         U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         DFA Two-Year Global Fixed Income Portfolio
                                           (IDG)                                           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
Dimensional 2035 Target Date Retirement  U.S. Core Equity 1 Portfolio (IDG)                --*
  Income Fund                            U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA LTIP Portfolio (IDG)                          --*
Dimensional 2040 Target Date Retirement  U.S. Large Company Portfolio (DIG)                --*
  Income Fund                            U.S. Core Equity 1 Portfolio (IDG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         DFA Two-Year Global Fixed Income Portfolio
                                           (IDG)                                           --*
Dimensional 2045 Target Date Retirement  U.S. Core Equity 1 Portfolio (IDG)                --*
  Income Fund                            U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
Dimensional 2050 Target Date Retirement  U.S. Core Equity 1 Portfolio (IDG)                --*
  Income Fund                            U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*

                                                                                       Percentage
                                                                                        Ownership
Fund of Funds                            Master Funds                                  at 04/30/16
-------------                            ------------                                  -----------
Dimensional 2055 Target Date Retirement  U.S. Large Company Portfolio (DIG)                --*
  Income Fund                            U.S. Core Equity 1 Portfolio (IDG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
Dimensional 2060 Target Date Retirement  U.S. Core Equity 1 Portfolio (IDG)                --*
  Income Fund                            U.S. Large Company Portfolio (DIG)                --*
                                         Large Cap International Portfolio (IDG)           --*
                                         International Core Equity Portfolio (IDG)         --*
                                         Emerging Markets Core Equity Portfolio (IDG)      --*
                                         DFA Short-Term Extended Quality
                                           Portfolio (IDG)                                 --*
                                         DFA Two-Year Global Fixed Income
                                           Portfolio (IDG)                                 --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the period ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2015 Target Date Retirement Income Fund. 0.03%
           Dimensional 2020 Target Date Retirement Income Fund. 0.03%
           Dimensional 2025 Target Date Retirement Income Fund. 0.03%
           Dimensional 2030 Target Date Retirement Income Fund. 0.03%
           Dimensional 2035 Target Date Retirement Income Fund. 0.03%
           Dimensional 2040 Target Date Retirement Income Fund. 0.03%
           Dimensional 2045 Target Date Retirement Income Fund. 0.03%
           Dimensional 2050 Target Date Retirement Income Fund. 0.03%
           Dimensional 2055 Target Date Retirement Income Fund. 0.03%
           Dimensional 2060 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. For the period ended April 30, 2016, the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                        Previously
                                                        Recovery       Waived Fees/
                                          Expense    of Previously   Expenses Assumed
                                         Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                 Amount   Expenses Assumed     Recovery
--------------------------               ---------- ---------------- -----------------
Dimensional 2015 Target Date Retirement
  Income Fund...........................    0.06%          --               $33
Dimensional 2020 Target Date Retirement
  Income Fund...........................    0.06%         $ 1                33
Dimensional 2025 Target Date Retirement
  Income Fund...........................    0.06%           1                32
Dimensional 2030 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2035 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2040 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2045 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2050 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2055 Target Date Retirement
  Income Fund...........................    0.06%          --                33
Dimensional 2060 Target Date Retirement
  Income Fund...........................    0.06%          --                33

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2015 Target Date Retirement Income Fund. --
            Dimensional 2020 Target Date Retirement Income Fund. --
            Dimensional 2025 Target Date Retirement Income Fund. --
            Dimensional 2030 Target Date Retirement Income Fund. --
            Dimensional 2035 Target Date Retirement Income Fund. --
            Dimensional 2040 Target Date Retirement Income Fund. --
            Dimensional 2045 Target Date Retirement Income Fund. --
            Dimensional 2050 Target Date Retirement Income Fund. --
            Dimensional 2055 Target Date Retirement Income Fund. --
            Dimensional 2060 Target Date Retirement Income Fund. --

E. Purchases and Sales of Securities:

   For the period ended April 30, 2016, the Portfolios made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              Dimensional 2015 Target Date Retirement Income Fund
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected
  Securities Portfolio.................     --      $11,238    $11,322  $  521    --           --
DFA LTIP Portfolio.....................     --        3,060      2,989     233    --           --
U.S. Core Equity 1 Portfolio...........     --        1,468      1,410      49   $ 6           --
U.S. Large Company Portfolio...........     --        1,457      1,415      49     9           --
Large Cap International Portfolio......     --          958        932      34     4           --
International Core Equity Portfolio....     --          480        463      16     2           --
Emerging Markets Core Equity Portfolio.     --          394        359      13     1           --
                                            --      -------    -------  ------   ---           --
Total..................................     --      $19,055    $18,890  $  915   $22           --
                                            ==      =======    =======  ======   ===           ==

                                              Dimensional 2020 Target Date Retirement Income Fund
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA Inflation-Protected
  Securities Portfolio.................     --      $12,142    $11,944  $  242    --           --
DFA LTIP Portfolio.....................     --       10,457      9,779     275    --           --
U.S. Large Company Portfolio...........     --        3,864      3,824     197   $24           --
U.S. Core Equity 1 Portfolio...........     --        3,855      3,807     234    17           --
Large Cap International Portfolio......     --        2,509      2,491     144    12           --
International Core Equity Portfolio....     --        1,268      1,239      65     5           --
Emerging Markets Core Equity Portfolio.     --        1,058        956      29     3           --
DFA Short-Term Extended
  Quality Portfolio....................     --          707        715      15     4           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --          706        719      15     2           --
                                            --      -------    -------  ------   ---           --
Total..................................     --      $36,566    $35,474  $1,216   $67           --
                                            ==      =======    =======  ======   ===           ==

                                              Dimensional 2025 Target Date Retirement Income Fund
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................     --      $12,984    $12,214  $  402     --          --
U.S. Core Equity 1 Portfolio...........     --        5,863      5,623     186   $ 26         $ 1
U.S. Large Company Portfolio...........     --        5,840      5,645     165     36          --
DFA Inflation-Protected
  Securities Portfolio.................     --        4,178      4,109      72     --          --
Large Cap International Portfolio......     --        3,832      3,699     112     18          --
International Core Equity Portfolio....     --        1,931      1,834      44      8          --
DFA Short-Term Extended
  Quality Portfolio....................     --        1,795      1,838      62      9          --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --        1,792      1,852      62      5          --
Emerging Markets Core Equity Portfolio.     --        1,589      1,434      37      4          --
                                           ---      -------    -------  ------   ----         ---
Total..................................     --      $39,804    $38,248  $1,142   $106         $ 1
                                           ===      =======    =======  ======   ====         ===

                                              Dimensional 2030 Target Date Retirement Income Fund
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................     --      $ 7,380    $ 7,128  $  352     --          --
U.S. Core Equity 1 Portfolio...........     --        5,706      5,608     251   $ 26         $ 3
U.S. Large Company Portfolio...........     --        5,675      5,608     223     35           2
Large Cap International Portfolio......     --        3,702      3,676     176     18          --
DFA Short-Term Extended
  Quality Portfolio....................     --        2,195      2,279     106     10          --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --        2,195      2,296     104      6          --
International Core Equity Portfolio....     --        1,864      1,814      69      7          --
Emerging Markets Core Equity Portfolio.     --        1,537      1,424      55      5          --
                                           ---      -------    -------  ------   ----         ---
Total..................................     --      $30,254    $29,833  $1,336   $107         $ 5
                                           ===      =======    =======  ======   ====         ===

                                              Dimensional 2035 Target Date Retirement Income Fund
                                        ----------------------------------------------------------------
                                        Balance at Balance at                  Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 1 Portfolio...........     --      $ 4,419    $ 4,259  $  147   $ 20         $ 2
U.S. Large Company Portfolio...........     --        4,407      4,270     121     28           2
Large Cap International Portfolio......     --        2,900      2,840     113     14          --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --        1,894      1,983      92      5          --
DFA Short-Term Extended
  Quality Portfolio....................     --        1,894      1,973      98      9          --
International Core Equity Portfolio....     --        1,453      1,399      47      6          --
Emerging Markets Core Equity Portfolio.     --        1,194      1,088      37      4          --
DFA LTIP Portfolio.....................     --          980        950      45     --          --
                                           ---      -------    -------  ------   ----         ---
Total..................................    $--      $19,141    $18,762  $  700   $ 86         $ 4
                                           ===      =======    =======  ======   ====         ===

                                              Dimensional 2040 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio...........     --      $ 5,522    $ 5,365  $122    $33          $ 1
U.S. Core Equity 1 Portfolio...........     --        5,515      5,329   150     24            2
Large Cap International Portfolio......     --        3,619      3,544   111     16           --
International Core Equity Portfolio....     --        1,811      1,755    56      7           --
Emerging Markets Core Equity Portfolio.     --        1,487      1,361    35      4           --
DFA Short-Term Extended
  Quality Portfolio....................     --        1,149      1,162    24      5           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --        1,148      1,168    22      3           --
                                            --      -------    -------  ----    ---          ---
Total..................................     --      $20,251    $19,684  $520    $92          $ 3
                                            ==      =======    =======  ====    ===          ===

                                              Dimensional 2045 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio...........     --      $ 2,316    $ 2,211  $ 32    $13           --
U.S. Core Equity 1 Portfolio...........     --        2,316      2,171    19      9           --
Large Cap International Portfolio......     --        1,522      1,439     6      6           --
International Core Equity Portfolio....     --          763        714     3      3           --
Emerging Markets Core Equity Portfolio.     --          626        556     4      2           --
DFA Short-Term Extended
  Quality Portfolio....................     --          200        206     8      1           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --          199        206     7      1           --
                                            --      -------    -------  ----    ---          ---
Total..................................     --      $ 7,942    $ 7,503  $ 79    $35           --
                                            ==      =======    =======  ====    ===          ===

                                              Dimensional 2050 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 1 Portfolio...........     --      $ 2,815    $ 2,738  $ 57    $12          $ 2
U.S. Large Company Portfolio...........     --        2,815      2,740    36     17            1
Large Cap International Portfolio......     --        1,835      1,797    33      9           --
International Core Equity Portfolio....     --          918        890    17      4           --
Emerging Markets Core Equity Portfolio.     --          758        699    12      2           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --          244        247     4      1           --
DFA Short-Term Extended
  Quality Portfolio....................     --          244        246     5      1           --
                                            --      -------    -------  ----    ---          ---
Total..................................     --      $ 9,629    $ 9,357  $164    $46          $ 3
                                            ==      =======    =======  ====    ===          ===


                                              Dimensional 2055 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 1 Portfolio...........     --       $  398    $  393     --    $ 2          $ 2
U.S. Large Company Portfolio...........     --          398       395     --      3            1
Large Cap International Portfolio......     --          262       259     --      1           --
International Core Equity Portfolio....     --          131       128     --      1           --
Emerging Markets Core Equity Portfolio.     --          107       103     --      1           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --           35        35     --     --           --
DFA Short-Term Extended
  Quality Portfolio....................     --           34        34     --     --           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $1,365    $1,347     --    $ 8          $ 3
                                            ==       ======    ======   ====    ===          ===

                                              Dimensional 2060 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 1 Portfolio...........     --       $  222    $  275   $ 46    $ 1          $ 2
U.S. Large Company Portfolio...........     --          221       274     46      2            1
Large Cap International Portfolio......     --          145       181     31      1           --
International Core Equity Portfolio....     --           73        90     15      1           --
Emerging Markets Core Equity Portfolio.     --           60        72     12      1           --
DFA Short-Term Extended
  Quality Portfolio....................     --           20        23      4      0           --
DFA Two-Year Global Fixed
  Income Portfolio.....................     --           19        23      4      0           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $  760    $  938   $158    $ 6          $ 3
                                            ==       ======    ======   ====    ===          ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             Net
                                                                                          Unrealized
                                                     Federal   Unrealized   Unrealized   Appreciation
                                                     Tax Cost Appreciation Depreciation (Depreciation)
                                                     -------- ------------ ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund. $17,990     $1,069         --          $1,069
Dimensional 2020 Target Date Retirement Income Fund.  34,393      2,310         --           2,310
Dimensional 2025 Target Date Retirement Income Fund.  37,154      2,718         --           2,718
Dimensional 2030 Target Date Retirement Income Fund.  28,487      1,791         --           1,791
Dimensional 2035 Target Date Retirement Income Fund.  18,079      1,097         --           1,097
Dimensional 2040 Target Date Retirement Income Fund.  19,177      1,114         --           1,114
Dimensional 2045 Target Date Retirement Income Fund.   7,489        519         --             519
Dimensional 2050 Target Date Retirement Income Fund.   9,188        452         --             452
Dimensional 2055 Target Date Retirement Income Fund.   1,352         21         --              21
Dimensional 2060 Target Date Retirement Income Fund.     757          5         --               5

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the period ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of   Interest Maximum Amount
                                            Average      Average        Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding* Incurred   The Period
                                         ------------- ------------ ------------ -------- ---------------
Dimensional 2020 Target Date Retirement
  Income Fund...........................     1.12%         $148          1          --         $148
Dimensional 2025 Target Date Retirement
  Income Fund...........................     1.12%          115          4          --          149
Dimensional 2040 Target Date Retirement
  Income Fund...........................     1.12%           71          1          --           71

* Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of their shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities exceeds the value of those securities on the date of redemption. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the period ended April 30, 2016, the Portfolios' realized net gains (losses) on in-kind redemptions as follows:

           Dimensional 2015 Target Date Retirement Income Fund. $(1)
           Dimensional 2020 Target Date Retirement Income Fund.  (3)
           Dimensional 2025 Target Date Retirement Income Fund.  (4)
           Dimensional 2030 Target Date Retirement Income Fund.  (2)
           Dimensional 2035 Target Date Retirement Income Fund.  --

J. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                      Approximate
                                                                       Percentage
                                                         Number of   of Outstanding
                                                        Shareholders     Shares
-                                                       ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      3             94%
Dimensional 2020 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      5             91%
Dimensional 2025 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      5             91%
Dimensional 2030 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      7             95%
Dimensional 2035 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      6             93%
Dimensional 2040 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      5             92%
Dimensional 2045 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      5             94%
Dimensional 2050 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      4             90%

                                                                      Approximate
                                                                       Percentage
                                                         Number of   of Outstanding
                                                        Shareholders     Shares
-                                                       ------------ --------------
Dimensional 2055 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      5             90%
Dimensional 2060 Target Date Retirement Income Fund --
  Institutional Class Shares...........................      4             94%

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                                                               DFA043016-053S
 [LOGO]                                                              00166724

[LOGO]

SEMI-ANNUAL REPORT
Period Ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
Dimensional 2005 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                      Page
                                                                      ----
      Letter to Shareholders
      Definitions of Abbreviations and Footnotes.....................   1
         Disclosure of Fund Expenses.................................   2
         Disclosure of Fund Holdings.................................   3
         Schedules of Investments
             Dimensional 2005 Target Date Retirement Income Fund.....   4
             Dimensional 2010 Target Date Retirement Income Fund.....   5
         Statements of Assets and Liabilities........................   6
         Statements of Operations....................................   7
         Statements of Changes in Net Assets.........................   8
         Financial Highlights........................................   9
         Notes to Financial Statements...............................  10
      Voting Proxies on Fund Portfolio Securities....................  16

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable.

                                                               Six Months Ended April 30, 2016
EXPENSE TABLES
                                                       Beginning  Ending              Expenses
                                                        Account  Account   Annualized   Paid
                                                         Value    Value     Expense    During
                                                       11/01/15  04/30/16    Ratio*   Period*
                                                       --------- --------- ---------- --------
Dimensional 2005 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,021.80    0.21%    $1.04
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.56    0.21%    $1.04

Dimensional 2010 Target Date Retirement Income Fund**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,030.50    0.21%    $1.05
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.56    0.21%    $1.04

----------

* The funds commenced operations on November 2, 2015. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2016 to allow for comparability.

**The Fund is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     Affiliated Investment Companies
                                                     -------------------------------
Dimensional 2005 Target Date Retirement Income Fund.              100.0%
Dimensional 2010 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Shares    Value+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 129,192 $1,547,722
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  28,770    296,619
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................  10,883    175,765
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................  10,037    175,351
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   5,870    115,353
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   4,944     57,152
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   2,699     46,011
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,305,830)........................................          2,413,973
                                                                       ----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $157).................................................     157        157
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,305,987)........................................         $2,414,130
                                                                       ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $2,413,973      --      --    $2,413,973
     Temporary Cash Investments......        157      --      --           157
                                      ----------      --      --    ----------
     TOTAL........................... $2,414,130      --      --    $2,414,130
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Shares    Value+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 498,501 $5,972,041
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................  37,692    658,480
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................  40,379    652,126
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.........................  57,491    542,715
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................  21,975    431,800
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................  18,581    214,794
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................  10,419    177,643
                                                                       ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $8,218,339)........................................          8,649,599
                                                                       ----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $1,832)...............................................   1,832      1,832
                                                                       ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $8,220,171)........................................         $8,651,431
                                                                       ==========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                      -------------------------------------
                                       Level 1      Level 2 Level 3   Total
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $8,649,599      --      --    $8,649,599
     Temporary Cash Investments......      1,832      --      --         1,832
                                      ----------      --      --    ----------
     TOTAL........................... $8,651,431      --      --    $8,651,431
                                      ==========      ==      ==    ==========


                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            Dimensional   Dimensional
                                                                                            2005 Target   2010 Target
                                                                                               Date          Date
                                                                                            Retirement    Retirement
                                                                                            Income Fund   Income Fund
                                                                                           ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $      2,414  $      8,650
Temporary Cash Investments at Value & Cost................................................           --             2
Receivables:
 Fund Shares Sold.........................................................................           --             8
 From Advisor.............................................................................            1             1
Deferred Offering Costs...................................................................           --             2
Prepaid Expenses and Other Assets.........................................................            2             2
                                                                                           ------------  ------------
     Total Assets.........................................................................        2,417         8,665
                                                                                           ------------  ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities....................................................            1             2
                                                                                           ------------  ------------
     Total Liabilities....................................................................            1             2
                                                                                           ------------  ------------
NET ASSETS................................................................................ $      2,416  $      8,663
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $2,416 and $8,663 and
 shares outstanding of 236,974 and 842,637, respectively.................................. $      10.19  $      10.28
                                                                                           ============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  100,000,000   100,000,000
                                                                                           ============  ============
Investments in Affiliated Investment Companies at Cost.................................... $      2,306  $      8,218
                                                                                           ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $      2,308  $      8,235
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....           (1)           --
Accumulated Net Realized Gain (Loss)......................................................            1            (4)
Net Unrealized Appreciation (Depreciation)................................................          108           432
                                                                                           ------------  ------------
NET ASSETS................................................................................ $      2,416  $      8,663
                                                                                           ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE PERIOD ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             Dimensional Dimensional
                                                                                             2005 Target 2010 Target
                                                                                                Date        Date
                                                                                             Retirement  Retirement
                                                                                               Income      Income
                                                                                               Fund(a)     Fund(a)
                                                                                             ----------- -----------
Investment Income
  Income Distributions Received from Affiliated Investment Companies........................    $  3        $ 11
                                                                                                ----        ----
     Total Investment Income................................................................       3          11
                                                                                                ----        ----
Expenses
  Investment Management Fees................................................................      --           1
  Accounting & Transfer Agent Fees..........................................................      24          24
  Filing Fees...............................................................................       1           1
  Professional Fees.........................................................................       7           7
  Organizational & Offering Costs...........................................................      --           2
  Other.....................................................................................       2          --
                                                                                                ----        ----
     Total Expenses.........................................................................      34          35
                                                                                                ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................     (33)        (34)
                                                                                                ----        ----
  Net Expenses..............................................................................       1           1
                                                                                                ----        ----
  Net Investment Income (Loss)..............................................................       2          10
                                                                                                ----        ----
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies..................      --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.............................................       1          (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..................................................     108         432
                                                                                                ----        ----
  Net Realized and Unrealized Gain (Loss)...................................................     109         428
                                                                                                ----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations.............................    $111        $438
                                                                                                ====        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Dimensional Dimensional
                                                                                        2005 Target 2010 Target
                                                                                           Date        Date
                                                                                        Retirement  Retirement
                                                                                        Income Fund Income Fund
                                                                                        ----------- -----------
                                                                                          Period      Period
                                                                                          Nov. 2,     Nov. 2,
                                                                                          2015(a)     2015(a)
                                                                                            to          to
                                                                                         April 30,   April 30,
                                                                                           2016        2016
                                                                                        ----------- -----------
                                                                                        (Unaudited) (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $    2      $   10
  Capital Gain Distributions Received from Affiliated Investment Companies.............       --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................        1          (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................      108         432
                                                                                          ------      ------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................      111         438
                                                                                          ------      ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................       (3)        (10)
                                                                                          ------      ------
     Total Distributions...............................................................       (3)        (10)
                                                                                          ------      ------
Capital Share Transactions (1):
  Shares Issued........................................................................    2,355       8,428
  Shares Issued in Lieu of Cash Distributions..........................................        3          10
  Shares Redeemed......................................................................      (50)       (203)
                                                                                          ------      ------
     Net Increase (Decrease) from Capital Share Transactions...........................    2,308       8,235
                                                                                          ------      ------
     Total Increase (Decrease) in Net Assets...........................................    2,416       8,663
Net Assets
  Beginning of Period..................................................................       --          --
                                                                                          ------      ------
  End of Period........................................................................   $2,416      $8,663
                                                                                          ======      ======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................      242         863
  Shares Issued in Lieu of Cash Distributions..........................................       --           1
  Shares Redeemed......................................................................       (5)        (21)
                                                                                          ------      ------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      237         843
                                                                                          ======      ======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   (1)     $   --

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                                             Dimensional
                                                                                                             2005 Target
                                                                                                                Date
                                                                                                             Retirement
                                                                                                             Income Fund
                                                                                                            -----------
                                                                                                               Period
                                                                                                               Nov. 2,
                                                                                                               2015(a)
                                                                                                                 to
                                                                                                              April 30,
                                                                                                                2016
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Unaudited)
Net Asset Value, Beginning of Period.......................................................................   $10.00
                                                                                                              ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................................................................     0.01
  Net Gains (Losses) on Securities (Realized and Unrealized)...............................................     0.21
                                                                                                              ------
   Total from Investment Operations........................................................................     0.22
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................................................................    (0.03)
  Net Realized Gains.......................................................................................       --
                                                                                                              ------
   Total Distributions.....................................................................................    (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................................................   $10.19
=========================================================================================================== ===========
Total Return (D)...........................................................................................     2.18%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................................................................   $2,416
Ratio of Expenses to Average Net Assets (C)................................................................     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (C).....................................................................     4.87%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......................................................     0.30%(B)(E)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                             Dimensional
                                                                                                             2010 Target
                                                                                                                Date
                                                                                                             Retirement
                                                                                                             Income Fund
                                                                                                            -----------
                                                                                                               Period
                                                                                                               Nov. 2,
                                                                                                               2015(a)
                                                                                                                 to
                                                                                                              April 30,
                                                                                                                2016
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (Unaudited)
Net Asset Value, Beginning of Period.......................................................................   $10.00
                                                                                                              ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................................................................     0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)...............................................     0.28
                                                                                                              ------
   Total from Investment Operations........................................................................     0.30
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................................................................    (0.02)
  Net Realized Gains.......................................................................................       --
                                                                                                              ------
   Total Distributions.....................................................................................    (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................................................   $10.28
=========================================================================================================== ===========
Total Return (D)...........................................................................................     3.05%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................................................................   $8,663
Ratio of Expenses to Average Net Assets (C)................................................................     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (C).....................................................................     1.57%
Ratio of Net Investment Income to Average Net Assets.......................................................     0.40%(B)(E)
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, two of which, the Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                              Percentage
                                                                                               Ownership
Fund of Funds                                   Master Funds                                  at 04/30/16
-------------                                   ------------                                  -----------
Dimensional 2005 Target Date Retirement Income  DFA Inflation-Protected Securities Portfolio      --*
  Fund                                            (IDG)
                                                DFA One-Year Fixed Income Portfolio (IDG)         --*
                                                U.S. Large Company Portfolio (DIG)                --*
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*
Dimensional 2010 Target Date Retirement Income  DFA Inflation-Protected Securities Portfolio      --*
  Fund                                            (IDG)
                                                U.S. Core Equity 1 Portfolio (IDG)                --*
                                                U.S. Large Company Portfolio (DIG)                --*
                                                DFA LTIP Portfolio (IDG)                          --*
                                                Large Cap International Portfolio (IDG)           --*
                                                International Core Equity Portfolio (IDG)         --*
                                                Emerging Markets Core Equity Portfolio (IDG)      --*

* Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the period ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2005 Target Date Retirement Income Fund. 0.03%
           Dimensional 2010 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               Previously
                                                               Recovery       Waived Fees/
                                                 Expense    of Previously   Expenses Assumed
                                                Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                        Amount   Expenses Assumed     Recovery
--------------------------                      ---------- ---------------- -----------------
Dimensional 2005 Target Date Retirement Income
  Fund.........................................    0.06%          --               $33
Dimensional 2010 Target Date Retirement Income
  Fund.........................................    0.06%          --                34

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2005 Target Date Retirement Income Fund. --
            Dimensional 2010 Target Date Retirement Income Fund. --

E. Purchases and Sales of Securities:

   For the period ended April 30, 2016, the Portfolios made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              Dimensional 2005 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................     --       $1,548    $1,509   $ 25     --           --
DFA One-Year Fixed Income Portfolio....     --          297       306      9    $ 1           --
U.S. Large Company Portfolio...........     --          176       168      4      1           --
U.S. Core Equity 1 Portfolio...........     --          175       167      6      1           --
Large Cap International Portfolio......     --          115       110      3     --           --
International Core Equity Portfolio....     --           57        54      1     --           --
Emerging Markets Core Equity Portfolio.     --           46        41      1     --           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $2,414    $2,355   $ 49    $ 3           --
                                            ==       ======    ======   ====    ===          ===

                                              Dimensional 2010 Target Date Retirement Income Fund
                                        ---------------------------------------------------------------
                                        Balance at Balance at                 Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases Sales  Income   Realized Gains
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................     --       $5,972    $5,882   $142     --           --
U.S. Core Equity 1 Portfolio...........     --          658       624     11    $ 3          $ 1
U.S. Large Company Portfolio...........     --          652       625     11      4           --
DFA LTIP Portfolio.....................     --          543       504     11     --           --
Large Cap International Portfolio......     --          432       413      7      2           --
International Core Equity Portfolio....     --          215       203      4      1           --
Emerging Markets Core Equity Portfolio.     --          178       159      3      1           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $8,650    $8,410   $189    $11          $ 1
                                            ==       ======    ======   ====    ===          ===

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             Net
                                                                                          Unrealized
                                                     Federal   Unrealized   Unrealized   Appreciation
                                                     Tax Cost Appreciation Depreciation (Depreciation)
                                                     -------- ------------ ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund.  $2,306      $108          --           $108
Dimensional 2010 Target Date Retirement Income Fund.   8,220       432          --            432

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the period ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the period ended April 30, 2016.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
  Dimensional 2005 Target Date Retirement Income
    Fund-Institutional Class Shares..............      3             98%
  Dimensional 2010 Target Date Retirement Income
    Fund-Institutional Class Shares..............      4             89%

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                                                               DFA043016-054S
 [LOGO]                                                              00166722

[LOGO]


SEMI-ANNUAL REPORT
period ended: April 30, 2016 (Unaudited)

DFA Investment Dimensions Group Inc.
DFA Social Fixed Income Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
            Letter to Shareholders
            Definitions of Abbreviations and Footnotes........   1
               Disclosure of Fund Expenses....................   2
               Disclosure of Portfolio Holdings...............   3
               Schedule of Investments
                   DFA Social Fixed Income Portfolio..........   4
               Statement of Assets and Liabilities............   7
               Statement of Operations........................   8
               Statement of Changes in Net Assets.............   9
               Financial Highlights...........................  10
               Notes to Financial Statements..................  11
            Voting Proxies on Fund Portfolio Securities.......  15
            Board Approval of Investment Management Agreement.  16

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Footnotes
+    See Note B to Financial Statements.
##   Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
     Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
     Trustees.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
   EXPENSE TABLE
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
   DFA Social Fixed Income Portfolio
   ---------------------------------
   Actual Fund Return
    Institutional Class Shares....... $1,000.00 $  997.30    0.27%    $0.18
   Hypothetical 5% Annual Return
    Institutional Class Shares....... $1,000.00 $1,003.23    0.27%    $0.18

----------
* DFA Social Fixed Income Portfolio commenced operations on April 5, 2016. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (25), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 182 day period for the six months ended April 30, 2016 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

        DFA Social Fixed Income Portfolio
Corporate.................................... 48.2%
Government................................... 42.3%
Foreign Corporate............................  6.1%
Foreign Government...........................  3.4%
                                              ----
                                               100%

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
AGENCY OBLIGATIONS -- (7.2%)
Federal Home Loan Bank
    1.875%, 03/13/20.............................   $440 $451,214
Federal National Mortgage Association
    1.875%, 09/18/18.............................    220  225,086
    6.250%, 05/15/29.............................    180  256,083
                                                         --------
TOTAL AGENCY OBLIGATIONS.........................         932,383
                                                         --------

BONDS -- (57.7%)
21st Century Fox America, Inc.
    3.000%, 09/15/22.............................     30   31,136
Abbey National Treasury Services P.L.C.
    4.000%, 03/13/24.............................     50   53,745
Aetna, Inc.
    3.500%, 11/15/24.............................     50   51,712
Aflac, Inc.
    3.250%, 03/17/25.............................     50   51,238
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     40   51,649
American Express Co.
    2.650%, 12/02/22.............................     50   49,949
American Honda Finance Corp.
    2.125%, 10/10/18.............................     45   45,892
American International Group, Inc.
    4.125%, 02/15/24.............................     50   52,548
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................     30   31,974
Amgen, Inc.
    3.125%, 05/01/25.............................     50   51,293
Analog Devices, Inc.
    3.900%, 12/15/25.............................     33   35,869
Aon P.L.C.
    3.500%, 06/14/24.............................     75   75,643
AT&T, Inc.
    3.000%, 02/15/22.............................     50   51,134
Autodesk, Inc.
    3.600%, 12/15/22.............................     40   40,137
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................    100  107,393
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18.............................     50   50,265
Bank of America Corp.
    4.000%, 04/01/24.............................     50   52,499
Bank of Montreal
    2.375%, 01/25/19.............................    100  102,072
Berkshire Hathaway, Inc.
    3.125%, 03/15/26.............................     50   52,039
Biogen, Inc.
    4.050%, 09/15/25.............................     50   53,581
BlackRock, Inc.
    3.375%, 06/01/22.............................    100  107,039
BMW US Capital LLC
##  2.800%, 04/11/26.............................     75   76,144

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Boston Scientific Corp.
    6.000%, 01/15/20.............................   $ 55 $ 62,237
Brown & Brown, Inc.
    4.200%, 09/15/24.............................     40   40,493
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................     75   77,794
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................     50   49,560
Capital One Financial Corp.
    3.750%, 04/24/24.............................     50   51,640
Cardinal Health, Inc.
    4.625%, 12/15/20.............................     75   83,690
CBS Corp.
    3.500%, 01/15/25.............................     50   51,566
Celgene Corp.
    4.000%, 08/15/23.............................     50   53,647
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................     25   26,621
Chevron Corp.
    2.419%, 11/17/20.............................     50   51,445
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................     50   52,789
Cisco Systems, Inc.
    2.200%, 02/28/21.............................     50   51,050
Citigroup, Inc.
    3.875%, 10/25/23.............................     30   31,689
CMS Energy Corp.
    3.875%, 03/01/24.............................     50   53,525
CNA Financial Corp.
    4.500%, 03/01/26.............................     30   30,929
Coca-Cola Co. (The)
    3.150%, 11/15/20.............................     48   51,247
Colgate-Palmolive Co.
    3.250%, 03/15/24.............................    100  107,946
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................     50   53,819
Costco Wholesale Corp.
    1.700%, 12/15/19.............................     30   30,531
CVS Health Corp.
    3.875%, 07/20/25.............................     75   80,913
Deutsche Bank AG
    3.700%, 05/30/24.............................     30   29,998
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................     30   30,915
Duke Energy Corp.
    3.750%, 04/15/24.............................     75   79,918
eBay, Inc.
    2.600%, 07/15/22.............................     75   73,147
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................     75   76,849
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.............................     56   56,654
Electricite de France SA
##  2.350%, 10/13/20.............................     30   30,364

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Electronic Arts, Inc.
    4.800%, 03/01/26.............................   $ 50 $ 52,675
Exelon Corp.
    2.450%, 04/15/21.............................     75   75,724
Express Scripts Holding Co.
    3.900%, 02/15/22.............................     75   78,886
Exxon Mobil Corp.
    2.222%, 03/01/21.............................     50   50,926
FedEx Corp.
    2.625%, 08/01/22.............................     50   50,561
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................     30   33,106
Georgia-Pacific LLC
    7.750%, 11/15/29.............................     40   55,128
Gilead Sciences, Inc.
    4.500%, 04/01/21.............................     30   33,414
Goldcorp, Inc.
    3.625%, 06/09/21.............................     40   40,652
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................     50   57,384
Harris Corp.
    1.999%, 04/27/18.............................     75   74,945
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................     50   56,519
Home Depot, Inc. (The)
    2.700%, 04/01/23.............................     75   77,649
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................     50   52,982
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................     75   76,845
Intel Corp.
    2.450%, 07/29/20.............................     30   31,020
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................     30   31,378
International Business Machines Corp.
    1.875%, 05/15/19.............................    100  101,521
International Paper Co.
    3.800%, 01/15/26.............................     75   78,245
JPMorgan Chase & Co.
    3.900%, 07/15/25.............................     30   31,759
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................     50   51,179
Kohl's Corp.
    4.250%, 07/17/25.............................     40   39,472
Kommunalbanken A.S.
    1.750%, 05/28/19.............................    100  101,328
Koninklijke Philips NV
    5.750%, 03/11/18.............................     75   80,476
Kroger Co. (The)
    3.850%, 08/01/23.............................     50   54,125
Legg Mason, Inc.
    4.750%, 03/15/26.............................     30   31,110
Loews Corp.
    2.625%, 05/15/23.............................     50   49,599

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................   $ 50 $ 55,317
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................     30   30,847
Manitoba, Province of Canada
    1.750%, 05/30/19.............................    100  101,087
Markel Corp.
    5.350%, 06/01/21.............................     30   33,348
MasterCard, Inc.
    2.000%, 04/01/19.............................     75   76,669
McDonald's Corp.
    2.750%, 12/09/20.............................     30   31,137
McKesson Corp.
    3.796%, 03/15/24.............................     75   80,090
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................     48   51,336
Medtronic, Inc.
    3.125%, 03/15/22.............................     50   52,944
MetLife, Inc.
    3.600%, 04/10/24.............................     50   52,452
Morgan Stanley
    3.875%, 04/29/24.............................     50   52,540
Mosaic Co. (The)
    4.250%, 11/15/23.............................     50   52,615
Nasdaq, Inc.
    4.250%, 06/01/24.............................     75   77,442
NetApp, Inc.
    2.000%, 12/15/17.............................     30   29,998
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................     75   76,756
NRW Bank
    1.875%, 07/01/19.............................    100  101,423
Nucor Corp.
    4.000%, 08/01/23.............................     20   20,940
Ontario, Province of Canada
    1.875%, 05/21/20.............................     50   50,521
Oracle Corp.
    1.200%, 10/15/17.............................     30   30,109
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................     51   51,199
PG&E Corp.
    2.400%, 03/01/19.............................     75   76,351
Praxair, Inc.
    2.200%, 08/15/22.............................     50   50,092
PSEG Power LLC
    5.125%, 04/15/20.............................     30   32,490
QUALCOMM, Inc.
    3.450%, 05/20/25.............................     75   77,796
Quebec, Province of Canada
    3.500%, 07/29/20.............................     35   37,629
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................     75   75,429
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22.............................     50   51,437
Shell International Finance BV
    3.400%, 08/12/23.............................     30   31,436

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount  Value+
                                                  ------  ------
                                                  (000)
Southern California Edison Co.
    6.650%, 04/01/29.............................   $ 65 $ 83,551
Southern Power Co.
    4.150%, 12/01/25.............................     50   52,205
St Jude Medical, Inc.
    3.250%, 04/15/23.............................     50   51,174
Starwood Hotels & Resorts Worldwide, Inc.
    3.125%, 02/15/23.............................     50   50,202
State Street Corp.
    4.375%, 03/07/21.............................     75   82,950
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................     30   30,632
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................     75   76,290
Sysco Corp.
    2.600%, 10/01/20.............................     30   30,673
Target Corp.
    2.500%, 04/15/26.............................     75   74,694
TCI Communications, Inc.
    7.875%, 02/15/26.............................     40   56,416
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................     30   31,387
Telefonica Europe BV
    8.250%, 09/15/30.............................     25   35,773
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24.............................     50   51,628
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................     30   32,733
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.............................     50   50,031
Total System Services, Inc.
    4.800%, 04/01/26.............................     30   31,432
Toyota Motor Credit Corp.
    1.375%, 01/10/18.............................     50   50,281
United Parcel Service, Inc.
    2.450%, 10/01/22.............................    100  103,443
United Technologies Corp.
    7.500%, 09/15/29.............................     40   56,936
UnitedHealth Group, Inc.
    1.625%, 03/15/19.............................     75   75,680

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
US Bancorp
    3.700%, 01/30/24............................. $   75 $    81,425
Verizon Communications, Inc.
    4.600%, 04/01/21.............................     30      33,515
Viacom, Inc.
    3.875%, 04/01/24.............................     50      50,009
Visa, Inc.
    3.150%, 12/14/25.............................     75      78,731
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................    100     103,340
Walgreen Co.
    3.100%, 09/15/22.............................     50      51,007
WellPoint, Inc.
    3.125%, 05/15/22.............................     30      30,607
Wells Fargo & Co.
    3.000%, 02/19/25.............................     50      50,176
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................     40      40,089
Zoetis, Inc.
    1.875%, 02/01/18.............................     25      24,974
                                                         -----------
TOTAL BONDS......................................          7,487,949
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (35.1%)
U.S. Treasury Bonds
    6.250%, 08/15/23.............................    654     863,816
    6.625%, 02/15/27.............................    450     659,567
    6.250%, 05/15/30.............................    130     196,899
U.S. Treasury Notes
    0.875%, 03/31/18.............................    470     470,936
    2.000%, 07/31/20.............................  1,245   1,285,851
    1.250%, 03/31/21.............................    480     479,212
    1.500%, 03/31/23.............................    600     595,899
                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS..................          4,552,180
                                                         -----------
TOTAL INVESTMENT SECURITIES......................         12,972,512
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,979,292).............................         $12,972,512
                                                         ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  Investments in Securities (Market Value)
                                  ---------------------------------------
                                  Level 1    Level 2   Level 3    Total
                                  -------  ----------- ------- -----------
       Agency Obligations........   --     $   932,383   --    $   932,383
       Bonds.....................   --       7,487,949   --      7,487,949
       U.S. Treasury Obligations.   --       4,552,180   --      4,552,180
                                    --     -----------   --    -----------
       TOTAL.....................   --     $12,972,512   --    $12,972,512
                                    ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                   DFA Social
                                                                                                  Fixed Income
                                                                                                   Portfolio
                                                                                                  ------------
ASSETS:
Investments at Value............................................................................. $     12,973
Cash.............................................................................................          857
Receivables:
  Interest.......................................................................................           89
  Fund Shares Sold...............................................................................            4
  From Advisor...................................................................................            1
Prepaid Expenses and Other Assets................................................................            2
                                                                                                  ------------
     Total Assets................................................................................       13,926
                                                                                                  ------------
LIABILITIES:
Payables:
  Investment Securities Purchased................................................................          771
Accrued Expenses and Other Liabilities...........................................................            4
                                                                                                  ------------
     Total Liabilities...........................................................................          775
                                                                                                  ------------
NET ASSETS....................................................................................... $     13,151
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $13,151 and shares outstanding of 1,319,124. $       9.97
                                                                                                  ============
NUMBER OF SHARES AUTHORIZED......................................................................  100,000,000
                                                                                                  ============
Investments at Cost.............................................................................. $     12,979
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     13,170
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........            3
Accumulated Net Realized Gain (Loss).............................................................          (16)
Net Unrealized Appreciation (Depreciation).......................................................           (6)
                                                                                                  ------------
NET ASSETS....................................................................................... $     13,151
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE PERIOD ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                      DFA Social
                                                                                                     Fixed Income
                                                                                                     Portfolio(a)
                                                                                                     ------------
Fund Investment Income
  Interest..........................................................................................     $ 10
                                                                                                         ----
     Total Investment Income........................................................................       10
                                                                                                         ----
Fund Expenses
  Investment Management Fees........................................................................        1
  Other.............................................................................................        3
                                                                                                         ----
     Total Expenses.................................................................................        4
                                                                                                         ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).       (2)
                                                                                                         ----
  Net Expenses......................................................................................        2
                                                                                                         ----
  Net Investment Income (Loss)......................................................................        8
                                                                                                         ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................      (16)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...........................................................................       (6)
                                                                                                         ----
  Net Realized and Unrealized Gain (Loss)...........................................................      (22)
                                                                                                         ----
Net Increase (Decrease) in Net Assets Resulting from Operations.....................................     $(14)
                                                                                                         ====

----------
(a)The Portfolio commenced operations on April 5th, 2016.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                           DFA Social
                                                                                          Fixed Income
                                                                                           Portfolio
                                                                                        ----------------
                                                                                             Period
                                                                                        April 5, 2016(a)
                                                                                               to
                                                                                         April 30, 2016
                                                                                        ----------------
                                                                                          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................     $     8
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................         (16)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities..............................................................          (6)
                                                                                            -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................         (14)
                                                                                            -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................          (5)
                                                                                            -------
     Total Distributions...............................................................          (5)
                                                                                            -------
Capital Share Transactions (1):
  Shares Issued........................................................................      13,174
  Shares Issued in Lieu of Cash Distributions..........................................           5
  Shares Redeemed......................................................................          (9)
                                                                                            -------
     Net Increase (Decrease) from Capital Share Transactions...........................      13,170
                                                                                            -------
     Total Increase (Decrease) in Net Assets...........................................      13,151
Net Assets
  Beginning of Period..................................................................          --
                                                                                            -------
  End of Period........................................................................     $13,151
                                                                                            =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       1,320
  Shares Redeemed......................................................................          (1)
                                                                                            -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       1,319
                                                                                            =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).     $     3

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA Social
                                                          Fixed Income
                                                           Portfolio
                                                        ----------------
                                                             Period
                                                        April 5, 2016(a)
                                                               to
                                                         April 30, 2016
                                                        ----------------
                                                          (Unaudited)
     Net Asset Value, Beginning of Period..............     $ 10.00
                                                            -------
     Income from Investment Operations
     ---------------------------------
      Net Investment Income (Loss) (A).................          --
      Net Gains (Losses) on Securities (Realized and
        Unrealized)....................................       (0.03)
                                                            -------
        Total from Investment Operations...............       (0.03)
     ---------------------------------------------------------------------
     Less Distributions
     ------------------
      Net Investment Income............................          --
      Net Realized Gains...............................          --
                                                            -------
        Total Distributions............................          --
     ---------------------------------------------------------------------
     Net Asset Value, End of Period....................     $  9.97
     =================================================  ================
     Total Return......................................       (0.27)%(C)
     ---------------------------------------------------------------------
     Net Assets, End of Period (thousands).............     $13,151
     Ratio of Expenses to Average Net Assets...........        0.27%(B)(D)
     Ratio of Expenses to Average Net Assets
      (Excluding Fees (Waived), (Expenses Reimbursed),
      and/or Previously Waived Fees Recovered by
      Advisor).........................................        0.63%(B)(D)
     Ratio of Net Investment Income to Average Net
      Assets...........................................        1.27%(B)(D)
     Portfolio Turnover Rate...........................          33%(C)
     ---------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which one, DFA Social Fixed Income Portfolio (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap

Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3.   Other:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor and Administrator:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the period ended April 30, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                    DFA Social Fixed Income Portfolio. 0.20%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.27% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Previously waived fees subject to future recovery by the Advisor are $2 (amount in thousands). The Portfolio will not reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the period ended April 30, 2016, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. Government  Other Investment
                                            Securities      Securities
                                         ---------------- ---------------
                                         Purchases Sales  Purchases  Sales
                                         --------- ------ ---------  -----
      DFA Social Fixed Income Portfolio.  $9,806   $4,287  $7,480     --

E. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         Net Unrealized
                                   Federal Tax  Unrealized   Unrealized   Appreciation
                                      Cost     Appreciation Depreciation (Depreciation)
                                   ----------- ------------ ------------ --------------
DFA Social Fixed Income Portfolio.   $12,979       $20          $(26)         $(6)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the line of credit during the period ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the period ended April 30, 2016.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
DFA Social Fixed Income Portfolio-Institutional Class Shares.      2             99%

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At Board meeting held on March 16, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the Investment Management Agreement for the DFA Social Fixed Income Portfolio (the "Fund") and the Fund's sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreement and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the Fund; (iv) the profitability to be realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services to be provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals that will be providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the Fund were consistent the Fund's anticipated operational requirements.

   The Board also noted that, as the Fund had not yet commenced investment operations, there was no investment performance for either the Fund or the Advisor in managing the Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

   The Board also considered the proposed fees and projected expenses for the Fund, and compared the fees to be charged to the Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Fund's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed management fee for the Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the Fund's peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the Fund. The Board also concluded that the shareholders of the Fund were likely to receive reasonable value in return for paying the fees and expenses of the Fund. The Board also concluded that, given the Fund's proposed management fee and the Fund's likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the Fund at the present time.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-056S
 [LOGO]                                                              00166720

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF     RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                  REGISTRANT
------------------------------------     -----------------------------
Enhanced U.S. Large Company Portfolio    Series of Registrant

U.S. Large Cap Equity Portfolio          Series of Registrant

U.S. Targeted Value Portfolio            Series of Registrant

U.S. Small Cap Value Portfolio           Series of Registrant

U.S. Core Equity 1 Portfolio             Series of Registrant

U.S. Core Equity 2 Portfolio             Series of Registrant

U.S. Vector Equity Portfolio             Series of Registrant

U.S. Small Cap Portfolio                 Series of Registrant

U.S. Micro Cap Portfolio                 Series of Registrant

DFA Real Estate Securities Portfolio     Series of Registrant

Large Cap International Portfolio        Series of Registrant

International Core Equity Portfolio      Series of Registrant

DFA International Real Estate            Series of Registrant
Securities Portfolio

DFA Global Real Estate Securities        Series of Registrant
Portfolio

DFA International Small Cap Value        Series of Registrant
Portfolio

International Vector Equity Portfolio    Series of Registrant

World ex U.S. Targeted Value Portfolio   Series of Registrant

World ex U.S. Core Equity Portfolio      Series of Registrant

Emerging Markets Core Equity Portfolio   Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF     RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                  REGISTRANT
------------------------------------     -----------------------------
The U.S. Large Cap Value Series          Master fund for U.S. Large Cap Value
                                         Portfolio

The DFA International Value Series       Master fund for LWAS/DFA
                                         International High Book to Market
                                         Portfolio

The Japanese Small Company Series        Master fund for Japanese Small
                                         Company Portfolio

The Asia Pacific Small Company Series    Master fund for Asia Pacific Small
                                         Company Portfolio

The United Kingdom Small Company Series  Master fund for United Kingdom Small
                                         Company Portfolio

The Continental Small Company Series     Master fund for Continental Small
                                         Company Portfolio

The Emerging Markets Series              Master fund for Emerging Markets
                                         Portfolio

The Emerging Markets Small Cap Series    Master fund for Emerging Markets
                                         Small Cap Portfolio

Dimensional Emerging Markets Value Fund  Master fund for Emerging Markets
                                         Value Portfolio

U.S. Social Core Equity 2 Portfolio      Series of Registrant

U.S. Sustainability Core 1 Portfolio     Series of Registrant

International Sustainability Core 1      Series of Registrant
Portfolio

DFA International Value ex Tobacco       Series of Registrant
Portfolio

International Social Core Equity         Series of Registrant
Portfolio

Emerging Markets Social Core Equity      Series of Registrant
Portfolio

Tax-Managed U.S. Equity Portfolio        Series of Registrant

Tax-Managed U.S. Targeted Value          Series of Registrant
Portfolio

Tax-Managed U.S. Small Cap Portfolio     Series of Registrant

T.A. U.S. Core Equity 2 Portfolio        Series of Registrant

Tax-Managed DFA International Value      Series of Registrant
Portfolio

T.A. World ex U.S. Core Equity Portfolio Series of Registrant

NAME OF ENTITY FOR WHICH SCHEDULE OF     RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                  REGISTRANT
------------------------------------     -----------------------------
The Tax-Managed U.S. Marketwide Value    Master fund for Tax-Managed U.S.
Series                                   Marketwide Value Portfolio

CSTG&E U.S. Social Core Equity 2         Series of Registrant
Portfolio

CSTG&E International Social Core Equity  Series of Registrant
Portfolio

VA U.S. Targeted Value Portfolio         Series of Registrant

VA U.S. Large Value Portfolio            Series of Registrant

VA International Value Portfolio         Series of Registrant

VA International Small Portfolio         Series of Registrant

U.S. Large Cap Growth Portfolio          Series of Registrant

U.S. Small Cap Growth Portfolio          Series of Registrant

International Large Cap Growth Portfolio Series of Registrant

International Small Cap Growth Portfolio Series of Registrant

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
BONDS -- (61.9%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
   1.500%, 01/16/18                                          $1,500  $1,505,997
BHP Billiton Finance USA, Ltd.
   5.400%, 03/29/17                                           1,000   1,036,318
Commonwealth Bank of Australia
   1.900%, 09/18/17                                           3,250   3,274,635
Westpac Banking Corp.
   1.500%, 12/01/17                                           2,500   2,510,735
                                                                     ----------
TOTAL AUSTRALIA                                                       8,327,685
                                                                     ----------
CANADA -- (4.0%)
Royal Bank of Canada
   1.200%, 01/23/17                                             585     586,413
   1.250%, 06/16/17                                           2,000   2,000,340
   1.500%, 01/16/18                                           2,000   2,009,498
Thomson Reuters Corp.
   1.300%, 02/23/17                                           1,023   1,021,619
Toronto-Dominion Bank (The)
   2.375%, 10/19/16                                           1,500   1,511,302
   1.625%, 03/13/18                                           1,000   1,004,632
                                                                     ----------
TOTAL CANADA                                                          8,133,804
                                                                     ----------
DENMARK -- (0.8%)
Kommunekredit
   1.125%, 01/16/18                                           1,500   1,503,489
                                                                     ----------
FINLAND -- (1.5%)
Municipality Finance P.L.C.
   1.125%, 04/17/18                                           3,000   3,001,581
                                                                     ----------
FRANCE -- (2.4%)
BNP Paribas SA
   1.375%, 03/17/17                                           1,800   1,802,664
BPCE SA
   1.625%, 01/26/18                                           1,000   1,001,310
Societe Generale SA
   2.750%, 10/12/17                                           1,980   2,016,036
                                                                     ----------
TOTAL FRANCE                                                          4,820,010
                                                                     ----------
GERMANY -- (6.1%)
Deutsche Bank AG
   6.000%, 09/01/17                                             502     527,988
Erste Abwicklungsanstalt
   1.000%, 10/13/17                                           1,800   1,796,427
   1.125%, 02/12/18                                           2,000   1,997,302
FMS Wertmanagement AoeR
   1.125%, 09/05/17                                           5,000   5,013,450

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- -----------
GERMANY -- (Continued)
State of North Rhine-Westphalia
   1.125%, 11/21/17                                          $3,000  $ 3,003,855
                                                                     -----------
TOTAL GERMANY                                                         12,339,022
                                                                     -----------
JAPAN -- (0.9%)
Mizuho Bank, Ltd.
   1.550%, 10/17/17                                             350      349,454
Nomura Holdings, Inc.
   2.000%, 09/13/16                                             540      541,763
Sumitomo Mitsui Banking Corp.
   2.650%, 01/12/17                                           1,000    1,007,937
                                                                     -----------
TOTAL JAPAN                                                            1,899,154
                                                                     -----------
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
   1.125%, 09/12/16                                           5,000    5,006,150
   1.375%, 03/19/18                                           1,000    1,005,309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   3.375%, 01/19/17                                             830      843,401
Nederlandse Waterschapsbank NV
   1.250%, 01/16/18                                           1,000    1,003,042
                                                                     -----------
TOTAL NETHERLANDS                                                      7,857,902
                                                                     -----------
NEW ZEALAND -- (0.8%)
ANZ New Zealand Int'l, Ltd.
   1.400%, 04/27/17                                           1,600    1,604,237
                                                                     -----------
NORWAY -- (2.9%)
Kommunalbanken A.S.
   0.875%, 10/03/16                                           5,000    5,002,455
   1.000%, 03/15/18                                             750      748,986
                                                                     -----------
TOTAL NORWAY                                                           5,751,441
                                                                     -----------
SPAIN -- (0.3%)
Telefonica Emisiones SAU
   6.421%, 06/20/16                                             584      587,937
                                                                     -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.0%)
European Bank for Reconstruction & Development
   1.375%, 10/20/16                                           4,000    4,013,760
                                                                     -----------
SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
   1.000%, 01/29/18                                           3,000    2,997,300
Svenska Handelsbanken AB
   1.625%, 03/21/18                                           1,000    1,004,467
                                                                     -----------
TOTAL SWEDEN                                                           4,001,767
                                                                     -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
SWITZERLAND -- (1.0%)
Credit Suisse AG New York
   1.375%, 05/26/17                                          $1,400  $1,400,167
UBS AG
   1.375%, 08/14/17                                             699     698,165
                                                                     ----------
TOTAL SWITZERLAND                                                     2,098,332
                                                                     ----------
UNITED KINGDOM -- (2.0%)
Barclays Bank P.L.C.
   5.000%, 09/22/16                                           1,000   1,015,748
Diageo Capital P.L.C.
   1.500%, 05/11/17                                           1,500   1,508,497
Vodafone Group P.L.C.
   5.625%, 02/27/17                                             715     741,420
   1.625%, 03/20/17                                             761     763,879
                                                                     ----------
TOTAL UNITED KINGDOM                                                  4,029,544
                                                                     ----------
UNITED STATES -- (27.2%)
ABB Finance USA, Inc.
   1.625%, 05/08/17                                           1,750   1,759,936
Actavis, Inc.
   1.875%, 10/01/17                                           1,200   1,203,425
American Express Co.
   6.150%, 08/28/17                                             511     542,376
Amgen, Inc.
   2.500%, 11/15/16                                             410     413,711
Anthem, Inc.
   2.375%, 02/15/17                                           1,500   1,511,724
AT&T, Inc.
   2.400%, 03/15/17                                           1,500   1,515,451
Bank of America Corp.
   3.875%, 03/22/17                                             500     511,068
Becton Dickinson and Co.
   1.450%, 05/15/17                                           1,310   1,312,424
Capital One Financial Corp.
   5.250%, 02/21/17                                           1,492   1,535,365
Cardinal Health, Inc.
   1.900%, 06/15/17                                           1,500   1,510,316
Caterpillar Financial Services Corp.
   1.500%, 02/23/18                                           1,500   1,512,688
Chevron Corp.
   1.344%, 11/09/17                                           3,200   3,215,370
ConAgra Foods, Inc.
   1.900%, 01/25/18                                           1,000   1,005,623
Daimler Finance North America LLC
   1.450%, 08/01/16                                           1,000   1,001,140
eBay, Inc.
   1.350%, 07/15/17                                           1,068   1,067,438
Ecolab, Inc.
   3.000%, 12/08/16                                             622     629,443
Express Scripts Holding Co.
   2.650%, 02/15/17                                           1,000   1,011,277

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Ford Motor Credit Co. LLC
   3.984%, 06/15/16                                          $1,000  $1,003,430
Goldman Sachs Group, Inc. (The)
   6.250%, 09/01/17                                           1,000   1,061,846
HSBC USA, Inc.
   1.625%, 01/16/18                                           1,125   1,124,754
International Business Machines Corp.
   1.250%, 02/08/18                                           1,060   1,064,295
JPMorgan Chase & Co.
   2.000%, 08/15/17                                           1,000   1,009,674
KeyBank NA
   1.650%, 02/01/18                                           1,000   1,001,284
Laboratory Corp. of America Holdings
   2.200%, 08/23/17                                           1,097   1,104,032
McKesson Corp.
   1.292%, 03/10/17                                           1,000   1,001,753
MetLife, Inc.
   6.750%, 06/01/16                                           1,000   1,004,480
Molson Coors Brewing Co.
   2.000%, 05/01/17                                           1,715   1,725,082
Morgan Stanley
   5.450%, 01/09/17                                           1,000   1,028,883
Mylan, Inc.
   1.350%, 11/29/16                                           1,000     998,183
National Rural Utilities Cooperative Finance Corp.
   0.950%, 04/24/17                                           1,800   1,800,862
NYSE Euronext
   2.000%, 10/05/17                                           1,500   1,513,410
ONEOK Partners L.P.
   6.150%, 10/01/16                                           1,000   1,014,584
Prudential Financial, Inc.
   3.000%, 05/12/16                                             710     710,561
Reinsurance Group of America, Inc.
   5.625%, 03/15/17                                           1,100   1,137,937
Reynolds American, Inc.
   3.500%, 08/04/16                                             800     805,421
Ryder System, Inc.
   5.850%, 11/01/16                                           1,141   1,167,655
Scripps Networks Interactive, Inc.
   2.700%, 12/15/16                                           1,000   1,006,955
Southern Co. (The)
   1.300%, 08/15/17                                           1,000     999,417
Stryker Corp.
   2.000%, 09/30/16                                           1,453   1,459,913
Toyota Motor Credit Corp.
   1.750%, 05/22/17                                           5,000   5,043,650
UnitedHealth Group, Inc.
   6.000%, 06/15/17                                           1,500   1,581,705

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)     VALUE+
                                                             ------- ------------
UNITED STATES -- (Continued)
Waste Management, Inc.
   2.600%, 09/01/16                                          $   605 $    608,290
Wells Fargo Bank NA
   1.650%, 01/22/18                                            1,500    1,512,298
                                                                     ------------
TOTAL UNITED STATES                                                    54,749,129
                                                                     ------------
TOTAL BONDS                                                           124,718,794
                                                                     ------------
U.S. TREASURY OBLIGATIONS -- (38.1%)
U.S. Treasury Notes
   0.750%, 10/31/17                                           28,000   28,017,500
   0.875%, 11/15/17                                           45,000   45,108,990
   2.250%, 11/30/17                                            3,000    3,071,601
   1.000%, 12/15/17                                              500      502,149
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        76,700,240
                                                                     ------------
TOTAL INVESTMENT SECURITIES                                           201,419,034
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $201,037,091)                                                  $201,419,034
                                                                     ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds
   Australia                               -- $  8,327,685   --    $  8,327,685
   Canada                                  --    8,133,804   --       8,133,804
   Denmark                                 --    1,503,489   --       1,503,489
   Finland                                 --    3,001,581   --       3,001,581
   France                                  --    4,820,010   --       4,820,010
   Germany                                 --   12,339,022   --      12,339,022
   Japan                                   --    1,899,154   --       1,899,154
   Netherlands                             --    7,857,902   --       7,857,902
   New Zealand                             --    1,604,237   --       1,604,237
   Norway                                  --    5,751,441   --       5,751,441
   Spain                                   --      587,937   --         587,937
   Supranational Organization
     Obligations                           --    4,013,760   --       4,013,760
   Sweden                                  --    4,001,767   --       4,001,767
   Switzerland                             --    2,098,332   --       2,098,332
   United Kingdom                          --    4,029,544   --       4,029,544
   United States                           --   54,749,129   --      54,749,129
U.S. Treasury Obligations                  --   76,700,240   --      76,700,240
Futures Contracts**               $18,023,161           --   --      18,023,161
                                  ----------- ------------   --    ------------
TOTAL                             $18,023,161 $201,419,034   --    $219,442,195
                                  =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (95.6%)

Consumer Discretionary -- (15.1%)
    Advance Auto Parts, Inc.                                    3,552 $   554,467        0.1%
*   Amazon.com, Inc.                                           15,447  10,188,687        1.4%
*   AMC Networks, Inc. Class A                                  3,824     249,440        0.0%
    Aramark                                                    12,791     428,626        0.1%
#   Autoliv, Inc.                                               7,026     860,474        0.1%
*   AutoNation, Inc.                                           10,389     526,203        0.1%
*   AutoZone, Inc.                                                742     567,801        0.1%
#*  Bed Bath & Beyond, Inc.                                    11,163     527,117        0.1%
    Best Buy Co., Inc.                                         30,539     979,691        0.1%
    BorgWarner, Inc.                                           18,099     650,116        0.1%
*   Bright Horizons Family Solutions, Inc.                      2,400     157,488        0.0%
#   Brinker International, Inc.                                 2,427     112,419        0.0%
    Brunswick Corp.                                             6,978     335,153        0.0%
#*  Burlington Stores, Inc.                                     5,237     298,352        0.0%
*   Cabela's, Inc.                                              2,721     141,900        0.0%
    Cable One, Inc.                                               261     119,789        0.0%
    Cablevision Systems Corp. Class A                           8,652     288,890        0.0%
#*  CarMax, Inc.                                               12,149     643,290        0.1%
    Carnival Corp.                                             13,909     682,236        0.1%
    Carter's, Inc.                                              2,404     256,435        0.0%
    CBS Corp. Class B                                          17,767     993,353        0.1%
#*  Charter Communications, Inc. Class A                        2,778     589,603        0.1%
#*  Chipotle Mexican Grill, Inc.                                1,176     495,061        0.1%
    Cinemark Holdings, Inc.                                    10,474     362,924        0.1%
#   Clear Channel Outdoor Holdings, Inc. Class A                1,800       9,198        0.0%
    Coach, Inc.                                                13,279     534,745        0.1%
    Columbia Sportswear Co.                                     3,865     226,373        0.0%
    Comcast Corp. Class A                                     126,603   7,692,398        1.0%
    Dana Holding Corp.                                          3,382      43,729        0.0%
    Darden Restaurants, Inc.                                    8,233     512,504        0.1%
    Delphi Automotive P.L.C.                                   10,534     775,618        0.1%
    Dick's Sporting Goods, Inc.                                 5,782     267,938        0.0%
#   Dillard's, Inc. Class A                                     3,786     266,724        0.0%
#*  Discovery Communications, Inc. Class A                      6,968     190,296        0.0%
*   Discovery Communications, Inc. Class C                     11,285     302,212        0.0%
*   DISH Network Corp. Class A                                  7,263     357,993        0.1%
    Dollar General Corp.                                       11,954     979,152        0.1%
*   Dollar Tree, Inc.                                           8,014     638,796        0.1%
    Domino's Pizza, Inc.                                        1,539     186,034        0.0%
    DR Horton, Inc.                                            25,273     759,706        0.1%
    Dunkin' Brands Group, Inc.                                  6,388     297,042        0.0%
#   Expedia, Inc.                                               1,562     180,833        0.0%
#   Foot Locker, Inc.                                           8,233     505,836        0.1%
    Ford Motor Co.                                            192,255   2,606,978        0.3%
*   Fossil Group, Inc.                                          2,756     111,618        0.0%
#   GameStop Corp. Class A                                     11,644     381,923        0.1%
    Gannett Co., Inc.                                           5,749      96,871        0.0%
#   Gap, Inc. (The)                                            19,127     443,364        0.1%
    Garmin, Ltd.                                               12,092     515,482        0.1%
    General Motors Co.                                         62,804   1,997,167        0.3%
#   Gentex Corp.                                               29,905     479,676        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
    Genuine Parts Co.                                          7,094 $  680,811        0.1%
    GNC Holdings, Inc. Class A                                 5,821    141,800        0.0%
    Goodyear Tire & Rubber Co. (The)                          25,324    733,636        0.1%
*   GoPro, Inc. Class A                                        4,950     62,568        0.0%
    Graham Holdings Co. Class B                                  261    124,377        0.0%
    H&R Block, Inc.                                            7,758    157,022        0.0%
    Hanesbrands, Inc.                                         12,067    350,305        0.0%
#   Harley-Davidson, Inc.                                     11,167    534,118        0.1%
    Harman International Industries, Inc.                      5,807    445,745        0.1%
    Hasbro, Inc.                                               4,480    379,187        0.1%
    Hilton Worldwide Holdings, Inc.                           16,172    356,593        0.0%
    Home Depot, Inc. (The)                                    48,803  6,534,234        0.9%
    HSN, Inc.                                                  2,427    128,704        0.0%
*   Hyatt Hotels Corp. Class A                                 1,277     61,143        0.0%
    International Game Technology P.L.C.                       1,034     17,930        0.0%
    Interpublic Group of Cos., Inc. (The)                     16,424    376,767        0.1%
*   J Alexander's Holdings, Inc.                                 271      2,791        0.0%
    Johnson Controls, Inc.                                    25,841  1,069,817        0.1%
    Kohl's Corp.                                              18,071    800,545        0.1%
    L Brands, Inc.                                             7,064    553,041        0.1%
    Las Vegas Sands Corp.                                     13,140    593,271        0.1%
    Lear Corp.                                                 6,993    805,104        0.1%
    Leggett & Platt, Inc.                                      5,023    247,584        0.0%
#   Lennar Corp. Class A                                      12,542    568,278        0.1%
    Lennar Corp. Class B                                         760     27,330        0.0%
*   Liberty Braves Group Class A                                 533      8,336        0.0%
*   Liberty Braves Group Class C                               1,230     18,352        0.0%
*   Liberty Broadband Corp. Class A                            1,392     79,789        0.0%
*   Liberty Broadband Corp. Class C                            3,132    179,307        0.0%
*   Liberty Interactive Corp., QVC Group Class A              26,528    695,034        0.1%
*   Liberty Media Group Class A                                1,334     24,412        0.0%
*   Liberty Media Group Class C                                3,075     55,350        0.0%
*   Liberty SiriusXM Group Class A                             5,337    174,893        0.0%
*   Liberty SiriusXM Group Class C                            12,301    393,878        0.1%
*   Liberty Ventures Series A                                  9,216    368,640        0.1%
#   Lions Gate Entertainment Corp.                             2,437     54,101        0.0%
*   Live Nation Entertainment, Inc.                           16,555    355,601        0.0%
*   LKQ Corp.                                                 21,080    675,614        0.1%
    Lowe's Cos., Inc.                                         34,427  2,617,141        0.3%
*   Lululemon Athletica, Inc.                                  4,070    266,789        0.0%
    Macy's, Inc.                                              13,440    532,090        0.1%
*   Madison Square Garden Co. (The) Class A                    1,675    262,942        0.0%
#   Marriott International, Inc. Class A                       6,612    463,435        0.1%
    Mattel, Inc.                                              20,975    652,113        0.1%
    McDonald's Corp.                                          34,541  4,369,091        0.6%
*   MGM Resorts International                                 38,528    820,646        0.1%
*   Michael Kors Holdings, Ltd.                               11,676    603,182        0.1%
*   Michaels Cos., Inc. (The)                                  4,729    134,445        0.0%
*   Mohawk Industries, Inc.                                    5,126    987,421        0.1%
*   MSG Networks, Inc. Class A                                 3,882     66,343        0.0%
*   Netflix, Inc.                                              7,714    694,491        0.1%
    Newell Brands, Inc.                                        9,541    434,497        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
    News Corp. Class A                                        15,509 $  192,622        0.0%
#   News Corp. Class B                                         8,554    110,860        0.0%
    NIKE, Inc. Class B                                        44,648  2,631,553        0.4%
#   Nordstrom, Inc.                                            8,080    413,130        0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                      15,484    757,013        0.1%
*   NVR, Inc.                                                    285    473,468        0.1%
*   O'Reilly Automotive, Inc.                                  3,628    953,003        0.1%
*   Office Depot, Inc.                                        25,800    151,704        0.0%
#   Omnicom Group, Inc.                                        9,706    805,307        0.1%
#*  Panera Bread Co. Class A                                   1,080    231,649        0.0%
*   Penn National Gaming, Inc.                                 1,617     26,082        0.0%
    Penske Automotive Group, Inc.                              8,659    338,827        0.0%
#   Polaris Industries, Inc.                                   2,175    212,889        0.0%
*   Priceline Group, Inc. (The)                                1,757  2,360,811        0.3%
    PulteGroup, Inc.                                          24,310    447,061        0.1%
    PVH Corp.                                                  2,666    254,870        0.0%
    Ralph Lauren Corp.                                         4,880    454,865        0.1%
*   Restoration Hardware Holdings, Inc.                        2,300     99,521        0.0%
    Ross Stores, Inc.                                         15,248    865,781        0.1%
#   Royal Caribbean Cruises, Ltd.                              6,048    468,115        0.1%
*   Sally Beauty Holdings, Inc.                                7,653    240,304        0.0%
#   Scripps Networks Interactive, Inc. Class A                 3,845    239,736        0.0%
    Service Corp. International                               20,304    541,508        0.1%
*   ServiceMaster Global Holdings, Inc.                       11,685    447,769        0.1%
    Signet Jewelers, Ltd.                                      4,764    517,180        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     1,610     51,633        0.0%
#*  Sirius XM Holdings, Inc.                                  77,510    306,164        0.0%
    Six Flags Entertainment Corp.                              5,943    356,877        0.0%
*   Skechers U.S.A., Inc. Class A                              5,319    175,793        0.0%
    Staples, Inc.                                             22,980    234,396        0.0%
    Starbucks Corp.                                           55,525  3,122,171        0.4%
    Starwood Hotels & Resorts Worldwide, Inc.                  5,446    445,918        0.1%
*   Starz Class A                                              5,895    160,403        0.0%
    Target Corp.                                              24,284  1,930,578        0.3%
    TEGNA, Inc.                                               20,970    489,859        0.1%
*   Tempur Sealy International, Inc.                           3,901    236,674        0.0%
*   Tenneco, Inc.                                              1,040     55,432        0.0%
#*  Tesla Motors, Inc.                                         1,304    313,951        0.0%
#   Tiffany & Co.                                              6,523    465,416        0.1%
    Time Warner Cable, Inc.                                    3,195    677,691        0.1%
    Time Warner, Inc.                                         35,039  2,632,830        0.4%
    TJX Cos., Inc. (The)                                      25,227  1,912,711        0.3%
*   Toll Brothers, Inc.                                        6,867    187,469        0.0%
*   TopBuild Corp.                                               983     30,689        0.0%
    Tractor Supply Co.                                         4,360    412,718        0.1%
#*  TripAdvisor, Inc.                                          3,155    203,781        0.0%
    Twenty-First Century Fox, Inc. Class A                    47,543  1,438,651        0.2%
    Twenty-First Century Fox, Inc. Class B                    18,410    554,509        0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                     2,006    417,810        0.1%
#*  Under Armour, Inc. Class A                                 5,125    225,193        0.0%
#*  Under Armour, Inc. Class C                                 5,125    209,100        0.0%
*   Urban Outfitters, Inc.                                     9,708    294,347        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
    Vail Resorts, Inc.                                          3,067 $    397,606        0.1%
    VF Corp.                                                    9,370      590,778        0.1%
    Viacom, Inc. Class A                                          734       32,245        0.0%
    Viacom, Inc. Class B                                       20,951      856,896        0.1%
*   Vista Outdoor, Inc.                                         1,260       60,455        0.0%
#   Visteon Corp.                                               3,566      284,103        0.0%
    Walt Disney Co. (The)                                      66,252    6,841,182        0.9%
    Whirlpool Corp.                                             7,060    1,229,428        0.2%
#   Williams-Sonoma, Inc.                                       3,895      228,948        0.0%
#   Wyndham Worldwide Corp.                                     7,669      544,116        0.1%
#   Wynn Resorts, Ltd.                                          2,511      221,721        0.0%
    Yum! Brands, Inc.                                          15,681    1,247,580        0.2%
                                                                      ------------       ----
Total Consumer Discretionary                                           118,423,805       15.7%
                                                                      ------------       ----
Consumer Staples -- (9.0%)
    Altria Group, Inc.                                         70,557    4,424,629        0.6%
    Archer-Daniels-Midland Co.                                 10,161      405,830        0.1%
*   Boston Beer Co., Inc. (The) Class A                           500       78,040        0.0%
#   Brown-Forman Corp. Class A                                  1,558      161,580        0.0%
    Brown-Forman Corp. Class B                                  4,319      416,006        0.1%
    Bunge, Ltd.                                                10,424      651,500        0.1%
    Campbell Soup Co.                                           9,379      578,778        0.1%
    Casey's General Stores, Inc.                                4,391      491,792        0.1%
    Church & Dwight Co., Inc.                                   5,295      490,847        0.1%
    Clorox Co. (The)                                            4,352      545,001        0.1%
    Coca-Cola Co. (The)                                       139,102    6,231,770        0.8%
    Coca-Cola Enterprises, Inc.                                 7,887      413,910        0.1%
    Colgate-Palmolive Co.                                      30,428    2,157,954        0.3%
    ConAgra Foods, Inc.                                         5,532      246,506        0.0%
    Constellation Brands, Inc. Class A                          6,433    1,003,934        0.1%
    Costco Wholesale Corp.                                     14,257    2,111,889        0.3%
#   Coty, Inc. Class A                                          2,794       84,938        0.0%
    CVS Health Corp.                                           47,810    4,804,905        0.6%
    Dr Pepper Snapple Group, Inc.                               6,709      609,915        0.1%
    Edgewell Personal Care Co.                                  2,275      186,709        0.0%
    Energizer Holdings, Inc.                                    1,436       62,452        0.0%
    Estee Lauder Cos., Inc. (The) Class A                       7,769      744,814        0.1%
#   Flowers Foods, Inc.                                        15,827      303,245        0.0%
    General Mills, Inc.                                        19,260    1,181,408        0.1%
*   Hain Celestial Group, Inc. (The)                            4,145      173,510        0.0%
#*  Herbalife, Ltd.                                             3,093      179,239        0.0%
    Hershey Co. (The)                                           4,810      447,859        0.1%
    Hormel Foods Corp.                                         13,754      530,217        0.1%
    Ingredion, Inc.                                             5,318      612,049        0.1%
    JM Smucker Co. (The)                                        8,103    1,028,919        0.1%
    Kellogg Co.                                                 7,999      614,403        0.1%
    Kimberly-Clark Corp.                                       12,568    1,573,388        0.2%
    Kraft Heinz Co. (The)                                      11,107      867,124        0.1%
    Kroger Co. (The)                                           34,179    1,209,595        0.2%
    McCormick & Co., Inc. Non-voting                            4,753      445,736        0.1%
    Mead Johnson Nutrition Co.                                  6,480      564,732        0.1%
    Molson Coors Brewing Co. Class B                            7,747      740,846        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
    Mondelez International, Inc. Class A                       66,278 $ 2,847,303        0.4%
*   Monster Beverage Corp.                                      3,105     447,803        0.1%
    PepsiCo, Inc.                                              49,312   5,077,164        0.7%
    Philip Morris International, Inc.                          45,731   4,487,126        0.6%
#*  Pilgrim's Pride Corp.                                       6,400     172,224        0.0%
    Pinnacle Foods, Inc.                                        8,838     376,410        0.0%
*   Post Holdings, Inc.                                         2,436     175,002        0.0%
#   PriceSmart, Inc.                                              408      35,308        0.0%
    Procter & Gamble Co. (The)                                 82,566   6,615,188        0.9%
    Reynolds American, Inc.                                    30,772   1,526,291        0.2%
*   Rite Aid Corp.                                             32,439     261,134        0.0%
*   Seaboard Corp.                                                  4      12,012        0.0%
#   Spectrum Brands Holdings, Inc.                              2,472     280,819        0.0%
#*  Sprouts Farmers Market, Inc.                               10,016     281,149        0.0%
    Sysco Corp.                                                17,298     796,919        0.1%
*   TreeHouse Foods, Inc.                                       4,567     403,723        0.1%
    Tyson Foods, Inc. Class A                                  12,523     824,264        0.1%
    Wal-Mart Stores, Inc.                                      82,943   5,546,398        0.7%
    Walgreens Boots Alliance, Inc.                             30,466   2,415,345        0.3%
*   WhiteWave Foods Co. (The)                                   5,830     234,424        0.0%
#   Whole Foods Market, Inc.                                   25,827     751,049        0.1%
                                                                      -----------        ---
Total Consumer Staples                                                 70,943,024        9.4%
                                                                      -----------        ---
Energy -- (6.0%)
    Anadarko Petroleum Corp.                                    9,318     491,618        0.1%
*   Antero Resources Corp.                                      5,727     162,074        0.0%
    Apache Corp.                                               12,221     664,822        0.1%
    Baker Hughes, Inc.                                          4,244     205,240        0.0%
    Cabot Oil & Gas Corp.                                      21,319     498,865        0.1%
    California Resources Corp.                                  1,358       2,988        0.0%
    Cheniere Energy Partners L.P. Holdings LLC                  1,870      36,428        0.0%
#*  Cheniere Energy, Inc.                                       5,685     221,033        0.0%
    Chesapeake Energy Corp.                                     9,303      63,912        0.0%
    Chevron Corp.                                              55,723   5,693,776        0.8%
    Cimarex Energy Co.                                          4,178     454,901        0.1%
*   Cobalt International Energy, Inc.                           9,130      29,490        0.0%
    Columbia Pipeline Group, Inc.                               6,046     154,898        0.0%
*   Concho Resources, Inc.                                      4,524     525,553        0.1%
    ConocoPhillips                                             23,088   1,103,375        0.2%
#*  Continental Resources, Inc.                                 9,692     361,124        0.1%
#   Core Laboratories NV                                        1,495     199,822        0.0%
    CVR Energy, Inc.                                            2,172      52,736        0.0%
    Denbury Resources, Inc.                                     6,968      26,896        0.0%
    Devon Energy Corp.                                          7,917     274,561        0.0%
    Diamond Offshore Drilling, Inc.                             2,733      66,303        0.0%
*   Diamondback Energy, Inc.                                    4,175     361,471        0.1%
    Energen Corp.                                               1,087      46,187        0.0%
#   EnLink Midstream LLC                                        4,106      58,839        0.0%
    EOG Resources, Inc.                                        18,954   1,565,979        0.2%
    EQT Corp.                                                   4,662     326,806        0.0%
    Exxon Mobil Corp.                                         155,810  13,773,604        1.8%
*   FMC Technologies, Inc.                                     20,045     611,172        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Energy -- (Continued)
*   Gulfport Energy Corp.                                        993 $    31,081        0.0%
    Halliburton Co.                                           14,668     605,935        0.1%
#   Helmerich & Payne, Inc.                                    7,602     502,644        0.1%
    Hess Corp.                                                 6,196     369,405        0.1%
    HollyFrontier Corp.                                       11,583     412,355        0.1%
    Kinder Morgan, Inc.                                       35,276     626,502        0.1%
    Marathon Oil Corp.                                        23,096     325,423        0.0%
    Marathon Petroleum Corp.                                  27,546   1,076,498        0.1%
#   Murphy Oil Corp.                                           7,375     263,582        0.0%
    Nabors Industries, Ltd.                                    3,492      34,222        0.0%
#   National Oilwell Varco, Inc.                              12,609     454,428        0.1%
*   Newfield Exploration Co.                                   5,234     189,732        0.0%
#   Noble Corp. P.L.C.                                         4,704      52,826        0.0%
    Noble Energy, Inc.                                        16,668     601,881        0.1%
    Occidental Petroleum Corp.                                22,964   1,760,191        0.2%
    Oceaneering International, Inc.                            2,631      96,426        0.0%
#   ONEOK, Inc.                                                8,340     301,491        0.0%
    Phillips 66                                               19,520   1,602,787        0.2%
    Pioneer Natural Resources Co.                              5,286     878,005        0.1%
    Range Resources Corp.                                      5,710     251,868        0.0%
    Schlumberger, Ltd.                                        51,832   4,164,183        0.6%
*   Southwestern Energy Co.                                    5,510      73,999        0.0%
    Spectra Energy Corp.                                      17,433     545,130        0.1%
    Targa Resources Corp.                                      5,372     217,351        0.0%
    Tesoro Corp.                                              12,859   1,024,734        0.1%
    Transocean, Ltd.                                          11,995     132,905        0.0%
    Valero Energy Corp.                                       24,534   1,444,317        0.2%
*   Weatherford International P.L.C.                          41,816     339,964        0.0%
    Western Refining, Inc.                                    10,751     287,697        0.0%
*   Whiting Petroleum Corp.                                    4,398      52,776        0.0%
    Williams Cos., Inc. (The)                                 21,858     423,827        0.1%
                                                                     -----------        ---
Total Energy                                                          47,178,638        6.2%
                                                                     -----------        ---
Financials -- (12.2%)
*   Affiliated Managers Group, Inc.                            2,630     447,942        0.1%
    Aflac, Inc.                                               15,427   1,064,000        0.1%
*   Alleghany Corp.                                              920     479,578        0.1%
    Allied World Assurance Co. Holdings AG                     1,408      50,097        0.0%
    Allstate Corp. (The)                                      14,019     911,936        0.1%
*   Ally Financial, Inc.                                      40,217     716,265        0.1%
#*  Altisource Portfolio Solutions SA                            400      12,516        0.0%
    American Express Co.                                      43,590   2,852,094        0.4%
    American Financial Group, Inc.                             4,886     337,671        0.0%
    American International Group, Inc.                        34,824   1,943,876        0.3%
    Ameriprise Financial, Inc.                                13,981   1,340,778        0.2%
    AmTrust Financial Services, Inc.                          18,720     465,192        0.1%
    Aon P.L.C.                                                 8,430     886,162        0.1%
*   Arch Capital Group, Ltd.                                   6,795     478,980        0.1%
    Arthur J Gallagher & Co.                                  10,262     472,462        0.1%
    Artisan Partners Asset Management, Inc. Class A              408      13,182        0.0%
    Assurant, Inc.                                             2,664     225,294        0.0%
    Assured Guaranty, Ltd.                                    11,966     309,560        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.                                 3,314 $  176,537        0.0%
    Bank of America Corp.                                     247,461  3,603,032        0.5%
    Bank of New York Mellon Corp. (The)                        18,804    756,673        0.1%
    Bank of the Ozarks, Inc.                                    5,259    217,197        0.0%
    BB&T Corp.                                                 13,373    473,137        0.1%
*   Berkshire Hathaway, Inc. Class B                           55,365  8,054,500        1.1%
    BlackRock, Inc.                                             3,675  1,309,513        0.2%
    BOK Financial Corp.                                         1,345     80,942        0.0%
    Brown & Brown, Inc.                                        13,937    489,328        0.1%
    Capital One Financial Corp.                                18,822  1,362,525        0.2%
    CBOE Holdings, Inc.                                         3,936    243,875        0.0%
*   CBRE Group, Inc. Class A                                   21,888    648,541        0.1%
    Charles Schwab Corp. (The)                                 35,902  1,019,976        0.1%
    Chubb, Ltd.                                                13,023  1,534,891        0.2%
    Cincinnati Financial Corp.                                  8,872    585,641        0.1%
    CIT Group, Inc.                                             7,515    259,794        0.0%
    Citigroup, Inc.                                            65,833  3,046,751        0.4%
    Citizens Financial Group, Inc.                             29,026    663,244        0.1%
    CME Group, Inc.                                             5,651    519,383        0.1%
    CNA Financial Corp.                                         1,453     45,915        0.0%
    Comerica, Inc.                                              7,616    338,150        0.0%
#   Commerce Bancshares, Inc.                                   8,562    400,873        0.1%
#*  Credit Acceptance Corp.                                     1,540    302,256        0.0%
#   Cullen/Frost Bankers, Inc.                                  1,049     67,126        0.0%
    Discover Financial Services                                18,075  1,017,080        0.1%
*   E*TRADE Financial Corp.                                    14,198    357,506        0.1%
    East West Bancorp, Inc.                                    12,817    480,509        0.1%
    Eaton Vance Corp.                                           8,879    306,592        0.0%
    Endurance Specialty Holdings, Ltd.                          4,800    307,104        0.0%
    Erie Indemnity Co. Class A                                  3,999    377,466        0.1%
    Everest Re Group, Ltd.                                      2,350    434,515        0.1%
#   FactSet Research Systems, Inc.                              1,521    229,291        0.0%
    Fifth Third Bancorp                                        54,347    995,094        0.1%
    First American Financial Corp.                              9,868    355,445        0.1%
    First Niagara Financial Group, Inc.                         6,123     64,659        0.0%
    First Republic Bank                                         4,613    324,386        0.0%
    FirstMerit Corp.                                            2,975     65,926        0.0%
    FNF Group                                                   9,614    306,687        0.0%
*   FNFV Group                                                  1,571     16,920        0.0%
    Franklin Resources, Inc.                                   16,582    619,172        0.1%
    Goldman Sachs Group, Inc. (The)                             6,345  1,041,278        0.1%
    Hartford Financial Services Group, Inc. (The)               8,553    379,582        0.1%
*   Howard Hughes Corp. (The)                                   1,329    139,771        0.0%
    Huntington Bancshares, Inc.                                50,826    511,310        0.1%
    Intercontinental Exchange, Inc.                             2,920    700,888        0.1%
    Invesco, Ltd.                                              29,178    904,810        0.1%
    Investors Bancorp, Inc.                                     7,326     84,615        0.0%
    Jones Lang LaSalle, Inc.                                    3,056    351,960        0.1%
    JPMorgan Chase & Co.                                      123,315  7,793,508        1.0%
    KeyCorp                                                    45,260    556,245        0.1%
    Legg Mason, Inc.                                              887     28,482        0.0%
    Leucadia National Corp.                                    15,949    266,029        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Lincoln National Corp.                                    10,688 $  464,394        0.1%
    Loews Corp.                                               18,629    739,199        0.1%
    LPL Financial Holdings, Inc.                               7,655    202,092        0.0%
    M&T Bank Corp.                                             2,327    275,331        0.0%
*   Markel Corp.                                                 671    603,303        0.1%
    MarketAxess Holdings, Inc.                                 2,207    270,931        0.0%
    Marsh & McLennan Cos., Inc.                               19,436  1,227,383        0.2%
    MetLife, Inc.                                             23,048  1,039,465        0.1%
    Moody's Corp.                                              5,185    496,308        0.1%
    Morgan Stanley                                            28,058    759,249        0.1%
    Morningstar, Inc.                                            688     57,242        0.0%
    MSCI, Inc.                                                 4,302    326,694        0.0%
    Nasdaq, Inc.                                               8,958    552,798        0.1%
    Navient Corp.                                             43,623    596,326        0.1%
    New York Community Bancorp, Inc.                          15,540    233,566        0.0%
    Northern Trust Corp.                                      15,397  1,094,419        0.1%
    NorthStar Asset Management Group, Inc.                     5,300     65,932        0.0%
    Old Republic International Corp.                          17,609    325,590        0.0%
*   OneMain Holdings, Inc.                                     1,048     33,347        0.0%
    PacWest Bancorp                                            6,785    271,264        0.0%
#   People's United Financial, Inc.                           11,211    173,770        0.0%
    PNC Financial Services Group, Inc. (The)                   7,909    694,252        0.1%
    Popular, Inc.                                              1,497     44,491        0.0%
    Principal Financial Group, Inc.                           18,678    797,177        0.1%
    ProAssurance Corp.                                           758     36,179        0.0%
    Progressive Corp. (The)                                   38,400  1,251,840        0.2%
    Prosperity Bancshares, Inc.                                1,306     68,918        0.0%
    Prudential Financial, Inc.                                 7,777    603,806        0.1%
    Raymond James Financial, Inc.                              9,964    519,822        0.1%
*   Realogy Holdings Corp.                                    11,780    421,017        0.1%
    Regions Financial Corp.                                   66,485    623,629        0.1%
    Reinsurance Group of America, Inc.                         3,588    341,649        0.0%
    RenaissanceRe Holdings, Ltd.                               1,795    199,083        0.0%
    S&P Global, Inc.                                          10,040  1,072,774        0.1%
*   Santander Consumer USA Holdings, Inc.                     15,949    210,048        0.0%
    SEI Investments Co.                                        5,708    274,441        0.0%
*   Signature Bank                                             3,411    470,138        0.1%
*   SLM Corp.                                                 23,827    161,309        0.0%
    State Street Corp.                                         6,794    423,266        0.1%
    SunTrust Banks, Inc.                                      11,761    490,904        0.1%
*   SVB Financial Group                                        3,248    338,701        0.0%
*   Synchrony Financial                                       39,549  1,209,013        0.2%
    Synovus Financial Corp.                                    2,181     67,960        0.0%
    T Rowe Price Group, Inc.                                  10,308    776,089        0.1%
    TD Ameritrade Holding Corp.                               11,509    343,313        0.0%
    TFS Financial Corp.                                        3,870     69,273        0.0%
    Torchmark Corp.                                            7,339    424,855        0.1%
    Travelers Cos., Inc. (The)                                15,515  1,705,098        0.2%
    U.S. Bancorp.                                             61,676  2,632,948        0.4%
    Umpqua Holdings Corp.                                      2,385     37,755        0.0%
    Unum Group                                                11,054    378,157        0.1%
    Validus Holdings, Ltd.                                       613     28,253        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Voya Financial, Inc.                                        7,839 $   254,532        0.0%
#   Waddell & Reed Financial, Inc. Class A                      4,900      99,666        0.0%
    Wells Fargo & Co.                                         180,115   9,002,148        1.2%
    White Mountains Insurance Group, Ltd.                         291     241,530        0.0%
    Willis Towers Watson P.L.C.                                 5,844     729,916        0.1%
    WR Berkley Corp.                                            8,276     463,456        0.1%
    XL Group P.L.C.                                            12,051     394,429        0.1%
    Zions Bancorporation                                        8,077     222,279        0.0%
                                                                      -----------       ----
Total Financials                                                       96,156,932       12.7%
                                                                      -----------       ----
Health Care -- (12.8%)
    Abbott Laboratories                                        44,654   1,737,041        0.2%
    AbbVie, Inc.                                               54,530   3,326,330        0.4%
*   ABIOMED, Inc.                                               1,200     116,568        0.0%
#*  Acadia Healthcare Co., Inc.                                 4,678     295,603        0.0%
    Aetna, Inc.                                                15,015   1,685,734        0.2%
    Agilent Technologies, Inc.                                 14,192     580,737        0.1%
#*  Akorn, Inc.                                                 4,201     106,915        0.0%
*   Alere, Inc.                                                 1,649      64,311        0.0%
*   Alexion Pharmaceuticals, Inc.                               5,119     712,974        0.1%
*   Align Technology, Inc.                                      3,091     223,139        0.0%
*   Alkermes P.L.C.                                             2,168      86,178        0.0%
*   Allergan P.L.C.                                             9,312   2,016,607        0.3%
*   Alnylam Pharmaceuticals, Inc.                               1,296      86,884        0.0%
    AmerisourceBergen Corp.                                     5,897     501,835        0.1%
    Amgen, Inc.                                                26,545   4,202,074        0.6%
*   Amsurg Corp.                                                5,535     448,224        0.1%
    Anthem, Inc.                                               11,874   1,671,503        0.2%
#*  athenahealth, Inc.                                            841     112,105        0.0%
    Baxalta, Inc.                                              12,412     520,683        0.1%
    Baxter International, Inc.                                 20,780     918,892        0.1%
    Becton Dickinson and Co.                                    7,757   1,250,894        0.2%
*   Bio-Rad Laboratories, Inc. Class A                          1,490     211,357        0.0%
    Bio-Techne Corp.                                            1,453     135,391        0.0%
*   Biogen, Inc.                                                7,412   2,038,226        0.3%
*   BioMarin Pharmaceutical, Inc.                               2,354     199,337        0.0%
#*  Bluebird Bio, Inc.                                            688      30,513        0.0%
*   Boston Scientific Corp.                                    24,046     527,088        0.1%
    Bristol-Myers Squibb Co.                                   32,095   2,316,617        0.3%
*   Brookdale Senior Living, Inc.                               2,883      53,220        0.0%
    Bruker Corp.                                               10,880     307,904        0.0%
    Cardinal Health, Inc.                                      11,581     908,645        0.1%
*   Celgene Corp.                                              24,727   2,557,019        0.3%
*   Centene Corp.                                               8,817     546,301        0.1%
*   Cerner Corp.                                                8,611     483,422        0.1%
    Cigna Corp.                                                 7,178     994,440        0.1%
*   Community Health Systems, Inc.                             12,156     231,937        0.0%
    Cooper Cos., Inc. (The)                                     2,492     381,475        0.1%
    CR Bard, Inc.                                               2,872     609,352        0.1%
*   DaVita HealthCare Partners, Inc.                           17,026   1,258,221        0.2%
    DENTSPLY SIRONA, Inc.                                      10,602     631,879        0.1%
*   DexCom, Inc.                                                  748      48,156        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Edwards Lifesciences Corp.                                  6,588 $   699,712        0.1%
    Eli Lilly & Co.                                            28,194   2,129,493        0.3%
*   Endo International P.L.C.                                   7,804     210,708        0.0%
*   Envision Healthcare Holdings, Inc.                         12,562     284,278        0.0%
*   Express Scripts Holding Co.                                28,753   2,119,959        0.3%
    Gilead Sciences, Inc.                                      54,053   4,768,015        0.6%
*   HCA Holdings, Inc.                                          9,365     755,006        0.1%
    HealthSouth Corp.                                           5,846     242,375        0.0%
*   Henry Schein, Inc.                                          4,138     698,081        0.1%
*   Hologic, Inc.                                              16,893     567,436        0.1%
*   Horizon Pharma P.L.C.                                       2,352      36,150        0.0%
    Humana, Inc.                                                4,332     767,067        0.1%
*   IDEXX Laboratories, Inc.                                    2,958     249,507        0.0%
*   Illumina, Inc.                                              4,469     603,270        0.1%
*   IMS Health Holdings, Inc.                                  12,484     332,574        0.0%
*   Incyte Corp.                                                4,772     344,872        0.1%
#*  Intrexon Corp.                                                902      24,110        0.0%
*   Intuitive Surgical, Inc.                                      852     533,659        0.1%
#*  Ionis Pharmaceuticals, Inc.                                 1,939      79,441        0.0%
*   Jazz Pharmaceuticals P.L.C.                                 1,771     266,890        0.0%
    Johnson & Johnson                                          95,307  10,682,009        1.4%
*   Laboratory Corp. of America Holdings                        7,065     885,386        0.1%
*   Mallinckrodt P.L.C.                                         5,469     341,922        0.1%
    McKesson Corp.                                              9,209   1,545,454        0.2%
*   Medivation, Inc.                                            5,030     290,734        0.0%
*   MEDNAX, Inc.                                                6,914     492,899        0.1%
    Medtronic P.L.C.                                           33,121   2,621,527        0.4%
    Merck & Co., Inc.                                         119,713   6,565,061        0.9%
*   Mettler-Toledo International, Inc.                            885     316,786        0.0%
*   Molina Healthcare, Inc.                                     3,700     191,512        0.0%
*   Mylan NV                                                   14,607     609,258        0.1%
*   Neurocrine Biosciences, Inc.                                  824      37,558        0.0%
#*  OPKO Health, Inc.                                          28,264     303,838        0.0%
#   Patterson Cos., Inc.                                        9,200     398,820        0.1%
    PerkinElmer, Inc.                                           7,332     369,679        0.1%
    Perrigo Co. P.L.C.                                          2,233     215,864        0.0%
    Pfizer, Inc.                                              218,743   7,155,084        1.0%
*   Premier, Inc. Class A                                       2,756      93,180        0.0%
    Quest Diagnostics, Inc.                                    12,031     904,370        0.1%
*   Quintiles Transnational Holdings, Inc.                      2,949     203,687        0.0%
*   Regeneron Pharmaceuticals, Inc.                             2,326     876,227        0.1%
#   ResMed, Inc.                                                4,233     236,201        0.0%
#*  Seattle Genetics, Inc.                                      1,618      57,407        0.0%
    St Jude Medical, Inc.                                      12,265     934,593        0.1%
    STERIS P.L.C.                                               1,631     115,263        0.0%
    Stryker Corp.                                              10,671   1,163,246        0.2%
*   Taro Pharmaceutical Industries, Ltd.                        1,103     154,133        0.0%
#*  Team Health Holdings, Inc.                                  4,061     169,872        0.0%
    Teleflex, Inc.                                              2,190     341,158        0.1%
#*  Tenet Healthcare Corp.                                      6,816     215,999        0.0%
    Thermo Fisher Scientific, Inc.                             13,502   1,947,664        0.3%
#*  United Therapeutics Corp.                                   2,565     269,838        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Health Care -- (Continued)
    UnitedHealth Group, Inc.                                  36,225 $  4,770,108        0.6%
    Universal Health Services, Inc. Class B                    8,259    1,104,063        0.2%
*   Varian Medical Systems, Inc.                               3,807      309,052        0.0%
*   VCA, Inc.                                                  6,133      386,195        0.1%
*   Vertex Pharmaceuticals, Inc.                               2,822      238,008        0.0%
*   Waters Corp.                                               2,596      337,895        0.1%
*   WellCare Health Plans, Inc.                                3,901      351,051        0.1%
    West Pharmaceutical Services, Inc.                         3,223      229,478        0.0%
    Zimmer Biomet Holdings, Inc.                               5,701      660,005        0.1%
    Zoetis, Inc.                                              16,081      756,289        0.1%
                                                                     ------------       ----
Total Health Care                                                     100,696,707       13.3%
                                                                     ------------       ----
Industrials -- (12.3%)
    3M Co.                                                    22,746    3,807,225        0.5%
    Acuity Brands, Inc.                                        1,421      346,568        0.0%
    ADT Corp. (The)                                           21,043      883,385        0.1%
*   AECOM                                                     13,615      442,351        0.1%
    AGCO Corp.                                                 7,461      398,940        0.1%
#   Air Lease Corp.                                            3,866      117,836        0.0%
    Alaska Air Group, Inc.                                     8,671      610,699        0.1%
    Allegion P.L.C.                                            3,331      218,014        0.0%
    Allison Transmission Holdings, Inc.                       17,054      491,326        0.1%
    AMERCO                                                     1,383      486,816        0.1%
    American Airlines Group, Inc.                             22,473      779,588        0.1%
    AMETEK, Inc.                                              12,039      578,955        0.1%
    AO Smith Corp.                                             3,079      237,760        0.0%
*   Avis Budget Group, Inc.                                   12,341      309,759        0.0%
    B/E Aerospace, Inc.                                        5,190      252,390        0.0%
*   Babcock & Wilcox Enterprises, Inc.                         1,255       28,677        0.0%
    Boeing Co. (The)                                          23,780    3,205,544        0.4%
    BWX Technologies, Inc.                                     2,510       83,809        0.0%
    Carlisle Cos., Inc.                                        5,181      527,944        0.1%
#   Caterpillar, Inc.                                         29,680    2,306,730        0.3%
#   CH Robinson Worldwide, Inc.                                4,661      330,791        0.0%
    Chicago Bridge & Iron Co. NV                               4,971      200,083        0.0%
    Cintas Corp.                                               3,928      352,656        0.1%
*   Civeo Corp.                                                2,890        4,393        0.0%
*   Clean Harbors, Inc.                                        1,175       58,045        0.0%
*   Colfax Corp.                                               1,340       43,456        0.0%
*   Copart, Inc.                                               8,538      365,768        0.1%
    Crane Co.                                                  1,416       78,687        0.0%
    CSX Corp.                                                 33,468      912,672        0.1%
    Cummins, Inc.                                              7,384      864,149        0.1%
    Danaher Corp.                                             20,553    1,988,503        0.3%
#   Deere & Co.                                               13,772    1,158,363        0.2%
    Delta Air Lines, Inc.                                     37,012    1,542,290        0.2%
#   Donaldson Co., Inc.                                       10,183      332,780        0.0%
    Dover Corp.                                               13,198      867,109        0.1%
    Dun & Bradstreet Corp. (The)                               1,694      187,035        0.0%
    Eaton Corp. P.L.C.                                        16,106    1,019,027        0.1%
    Emerson Electric Co.                                      29,603    1,617,212        0.2%
    Equifax, Inc.                                              4,059      488,095        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Expeditors International of Washington, Inc.                6,383 $  316,661        0.0%
#   Fastenal Co.                                               10,609    496,395        0.1%
    FedEx Corp.                                                11,110  1,834,372        0.2%
    Flowserve Corp.                                             9,602    468,674        0.1%
    Fluor Corp.                                                13,161    719,380        0.1%
    Fortune Brands Home & Security, Inc.                        6,380    353,516        0.1%
    General Dynamics Corp.                                     10,798  1,517,335        0.2%
    General Electric Co.                                      272,616  8,382,942        1.1%
*   Genesee & Wyoming, Inc. Class A                               497     32,360        0.0%
    Graco, Inc.                                                 4,282    335,666        0.0%
*   HD Supply Holdings, Inc.                                    5,443    186,586        0.0%
*   Hertz Global Holdings, Inc.                                43,209    400,115        0.1%
    Hexcel Corp.                                                6,951    314,672        0.0%
    Honeywell International, Inc.                              27,882  3,186,076        0.4%
    Hubbell, Inc.                                               4,345    459,527        0.1%
    Huntington Ingalls Industries, Inc.                         3,957    572,855        0.1%
    IDEX Corp.                                                  4,238    347,092        0.1%
*   IHS, Inc. Class A                                           3,951    486,684        0.1%
    Illinois Tool Works, Inc.                                  11,749  1,228,005        0.2%
    Ingersoll-Rand P.L.C.                                      19,695  1,290,810        0.2%
    ITT Corp.                                                   2,579     98,956        0.0%
*   Jacobs Engineering Group, Inc.                              5,812    259,099        0.0%
    JB Hunt Transport Services, Inc.                            6,134    508,386        0.1%
*   JetBlue Airways Corp.                                      28,835    570,645        0.1%
    Kansas City Southern                                        7,212    683,337        0.1%
    KAR Auction Services, Inc.                                 10,235    384,836        0.1%
    KBR, Inc.                                                   2,124     33,049        0.0%
*   Kirby Corp.                                                 5,215    332,821        0.0%
    L-3 Communications Holdings, Inc.                           4,134    543,745        0.1%
    Lennox International, Inc.                                  1,813    244,664        0.0%
    Lincoln Electric Holdings, Inc.                             4,410    276,375        0.0%
    Lockheed Martin Corp.                                      10,336  2,401,880        0.3%
    Macquarie Infrastructure Corp.                              2,872    202,160        0.0%
    ManpowerGroup, Inc.                                         5,706    439,533        0.1%
    Masco Corp.                                                 8,811    270,586        0.0%
*   Middleby Corp. (The)                                        2,081    228,161        0.0%
    MSC Industrial Direct Co., Inc. Class A                     3,627    281,092        0.0%
    Nielsen Holdings P.L.C.                                    17,176    895,557        0.1%
    Nordson Corp.                                               4,367    335,080        0.0%
    Norfolk Southern Corp.                                     11,123  1,002,294        0.1%
    Northrop Grumman Corp.                                      6,305  1,300,469        0.2%
*   Old Dominion Freight Line, Inc.                             7,198    475,428        0.1%
    Orbital ATK, Inc.                                           4,574    397,938        0.1%
#   Oshkosh Corp.                                               2,396    117,045        0.0%
    Owens Corning                                               8,132    374,641        0.1%
#   PACCAR, Inc.                                               20,111  1,184,739        0.2%
    Parker-Hannifin Corp.                                       8,481    983,966        0.1%
    Pentair P.L.C.                                             11,620    674,890        0.1%
#   Pitney Bowes, Inc.                                         13,046    273,575        0.0%
*   Quanta Services, Inc.                                       3,774     89,519        0.0%
    Raytheon Co.                                               10,538  1,331,476        0.2%
    Republic Services, Inc.                                    26,393  1,242,318        0.2%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
    Robert Half International, Inc.                            5,089 $   194,960        0.0%
#   Rockwell Automation, Inc.                                  5,377     610,128        0.1%
    Rockwell Collins, Inc.                                     5,379     474,374        0.1%
    Rollins, Inc.                                              5,657     152,004        0.0%
    Roper Technologies, Inc.                                   3,557     626,352        0.1%
    RR Donnelley & Sons Co.                                    3,166      55,088        0.0%
    Ryder System, Inc.                                         6,815     469,690        0.1%
*   Sensata Technologies Holding NV                            8,610     324,339        0.0%
    Snap-on, Inc.                                              2,847     453,470        0.1%
    Southwest Airlines Co.                                    35,921   1,602,436        0.2%
*   Spirit Aerosystems Holdings, Inc. Class A                 10,397     490,219        0.1%
*   Spirit Airlines, Inc.                                      6,150     270,169        0.0%
    Stanley Black & Decker, Inc.                              11,848   1,326,028        0.2%
*   Stericycle, Inc.                                           3,255     311,048        0.0%
#*  Swift Transportation Co.                                   5,731      95,249        0.0%
*   Teledyne Technologies, Inc.                                  733      68,132        0.0%
    Terex Corp.                                                2,690      64,264        0.0%
    Textron, Inc.                                             21,648     837,345        0.1%
    Toro Co. (The)                                             3,800     328,510        0.0%
#*  TransDigm Group, Inc.                                      1,539     350,692        0.1%
#   Trinity Industries, Inc.                                  17,371     338,908        0.0%
    Tyco International P.L.C.                                 19,740     760,385        0.1%
    Union Pacific Corp.                                       36,430   3,177,789        0.4%
*   United Continental Holdings, Inc.                         20,498     939,013        0.1%
    United Parcel Service, Inc. Class B                       26,016   2,733,501        0.4%
*   United Rentals, Inc.                                      12,501     836,692        0.1%
    United Technologies Corp.                                 35,870   3,743,752        0.5%
*   USG Corp.                                                  6,991     188,827        0.0%
*   Vectrus, Inc.                                                279       6,015        0.0%
*   Verisk Analytics, Inc.                                     6,312     489,685        0.1%
#*  Veritiv Corp.                                                102       4,184        0.0%
*   WABCO Holdings, Inc.                                       2,175     243,948        0.0%
#   Wabtec Corp.                                               5,165     428,333        0.1%
    Waste Connections, Inc.                                   10,354     696,617        0.1%
    Waste Management, Inc.                                    20,248   1,190,380        0.2%
    Watsco, Inc.                                               2,376     319,501        0.0%
#   WW Grainger, Inc.                                          3,341     783,531        0.1%
*   XPO Logistics, Inc.                                        2,144      64,620        0.0%
    Xylem, Inc.                                               11,734     490,246        0.1%
                                                                     -----------       ----
Total Industrials                                                     96,433,837       12.8%
                                                                     -----------       ----
Information Technology -- (18.4%)
    Accenture P.L.C. Class A                                  23,695   2,675,639        0.4%
    Activision Blizzard, Inc.                                 14,168     488,371        0.1%
*   Adobe Systems, Inc.                                       10,632   1,001,747        0.1%
*   Akamai Technologies, Inc.                                  5,828     297,170        0.0%
*   Alliance Data Systems Corp.                                2,227     452,771        0.1%
*   Alphabet, Inc. Class A                                     7,958   5,633,309        0.8%
*   Alphabet, Inc. Class C                                     8,474   5,872,567        0.8%
    Amdocs, Ltd.                                              10,127     572,581        0.1%
    Amphenol Corp. Class A                                    10,157     567,065        0.1%
    Analog Devices, Inc.                                       9,365     527,437        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   ANSYS, Inc.                                                 2,600 $   236,002        0.0%
    Apple, Inc.                                               268,150  25,136,381        3.3%
    Applied Materials, Inc.                                    47,748     977,402        0.1%
*   Arista Networks, Inc.                                       3,278     218,380        0.0%
*   ARRIS International P.L.C.                                 21,015     478,512        0.1%
*   Arrow Electronics, Inc.                                     7,138     443,270        0.1%
*   Aspen Technology, Inc.                                      1,797      68,340        0.0%
*   Autodesk, Inc.                                              4,343     259,798        0.0%
    Automatic Data Processing, Inc.                            15,190   1,343,404        0.2%
    Avnet, Inc.                                                 8,988     369,587        0.1%
*   Blackhawk Network Holdings, Inc.                            1,128      36,243        0.0%
    Booz Allen Hamilton Holding Corp.                          10,363     285,708        0.0%
    Broadcom, Ltd.                                             10,911   1,590,278        0.2%
    Broadridge Financial Solutions, Inc.                        4,503     269,460        0.0%
    Brocade Communications Systems, Inc.                       33,137     318,447        0.0%
    CA, Inc.                                                   33,691     999,275        0.1%
*   Cadence Design Systems, Inc.                               11,130     258,105        0.0%
#*  Cavium, Inc.                                                  600      29,622        0.0%
    CDK Global, Inc.                                            5,409     257,306        0.0%
    CDW Corp.                                                   9,293     357,780        0.1%
    Cisco Systems, Inc.                                       176,939   4,864,053        0.6%
*   Citrix Systems, Inc.                                        4,815     394,060        0.1%
    Cognex Corp.                                                2,100      74,613        0.0%
*   Cognizant Technology Solutions Corp. Class A               21,654   1,263,944        0.2%
*   CommScope Holding Co., Inc.                                 8,861     269,463        0.0%
    Computer Sciences Corp.                                     7,955     263,549        0.0%
    Corning, Inc.                                              33,930     633,473        0.1%
*   CoStar Group, Inc.                                            511     100,825        0.0%
*   Cree, Inc.                                                  1,600      39,216        0.0%
    CSRA, Inc.                                                  5,499     142,754        0.0%
#   Cypress Semiconductor Corp.                                 5,982      54,017        0.0%
    Dolby Laboratories, Inc. Class A                            3,659     174,205        0.0%
    DST Systems, Inc.                                           2,212     266,944        0.0%
*   eBay, Inc.                                                 37,046     905,034        0.1%
*   EchoStar Corp. Class A                                      3,187     130,412        0.0%
*   Electronic Arts, Inc.                                       9,265     573,040        0.1%
    EMC Corp.                                                  71,606   1,869,633        0.3%
*   EPAM Systems, Inc.                                          1,500     109,395        0.0%
*   Euronet Worldwide, Inc.                                     3,300     254,430        0.0%
*   F5 Networks, Inc.                                           2,424     253,914        0.0%
*   Facebook, Inc. Class A                                     54,857   6,450,086        0.9%
    FEI Co.                                                       417      37,121        0.0%
    Fidelity National Information Services, Inc.               10,913     718,075        0.1%
*   FireEye, Inc.                                               2,423      42,039        0.0%
*   First Solar, Inc.                                           5,659     315,999        0.0%
*   Fiserv, Inc.                                                7,442     727,232        0.1%
*   FleetCor Technologies, Inc.                                 4,913     759,943        0.1%
*   Flextronics International, Ltd.                            51,882     630,366        0.1%
    FLIR Systems, Inc.                                         12,328     372,429        0.1%
*   Fortinet, Inc.                                              2,163      70,319        0.0%
*   Gartner, Inc.                                               2,263     197,266        0.0%
*   Genpact, Ltd.                                              15,655     436,618        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Global Payments, Inc.                                       6,914 $   499,052        0.1%
*   Guidewire Software, Inc.                                      526      29,966        0.0%
    Harris Corp.                                                9,036     722,970        0.1%
    Hewlett Packard Enterprise Co.                             50,579     842,646        0.1%
    HP, Inc.                                                   57,937     710,887        0.1%
    IAC/InterActiveCorp                                         6,136     284,342        0.0%
    Ingram Micro, Inc. Class A                                  9,662     337,687        0.1%
*   Integrated Device Technology, Inc.                          1,951      37,615        0.0%
    Intel Corp.                                               237,043   7,177,662        1.0%
    International Business Machines Corp.                      34,461   5,029,238        0.7%
    Intuit, Inc.                                                9,218     930,004        0.1%
#*  IPG Photonics Corp.                                         4,174     361,761        0.1%
    Jabil Circuit, Inc.                                        22,733     394,645        0.1%
    Jack Henry & Associates, Inc.                               4,133     334,897        0.0%
    Juniper Networks, Inc.                                     18,390     430,326        0.1%
*   Keysight Technologies, Inc.                                14,324     373,570        0.1%
    KLA-Tencor Corp.                                            5,111     357,463        0.1%
    Lam Research Corp.                                         10,547     805,791        0.1%
    Leidos Holdings, Inc.                                       4,055     201,169        0.0%
    Linear Technology Corp.                                     8,416     374,344        0.1%
*   LinkedIn Corp. Class A                                      1,419     177,815        0.0%
*   Lumentum Holdings, Inc.                                       523      13,232        0.0%
*   Manhattan Associates, Inc.                                  4,943     299,249        0.0%
    Marvell Technology Group, Ltd.                             27,629     275,737        0.0%
    MasterCard, Inc. Class A                                   37,017   3,590,279        0.5%
    Maxim Integrated Products, Inc.                            10,549     376,810        0.1%
    MAXIMUS, Inc.                                               4,418     233,712        0.0%
#   Microchip Technology, Inc.                                 10,915     530,360        0.1%
*   Micron Technology, Inc.                                    39,980     429,785        0.1%
*   Microsemi Corp.                                             7,376     249,235        0.0%
    Microsoft Corp.                                           256,995  12,816,341        1.7%
    Motorola Solutions, Inc.                                    4,882     367,078        0.1%
    National Instruments Corp.                                  4,849     133,687        0.0%
*   NCR Corp.                                                   4,771     138,788        0.0%
    NetApp, Inc.                                               19,765     467,245        0.1%
#*  NetSuite, Inc.                                                974      78,933        0.0%
#*  NeuStar, Inc. Class A                                       1,135      26,661        0.0%
*   Nuance Communications, Inc.                                16,146     277,388        0.0%
#   NVIDIA Corp.                                               26,473     940,586        0.1%
*   ON Semiconductor Corp.                                     36,522     345,863        0.1%
    Oracle Corp.                                              121,109   4,827,405        0.6%
#*  Palo Alto Networks, Inc.                                      727     109,682        0.0%
    Paychex, Inc.                                              12,045     627,785        0.1%
*   PayPal Holdings, Inc.                                      20,082     786,813        0.1%
*   PTC, Inc.                                                   1,120      40,835        0.0%
*   Qorvo, Inc.                                                 7,373     332,006        0.0%
    QUALCOMM, Inc.                                             51,083   2,580,713        0.3%
#*  Rackspace Hosting, Inc.                                    10,039     229,592        0.0%
*   Red Hat, Inc.                                               4,709     345,499        0.1%
    Sabre Corp.                                                 8,652     250,475        0.0%
*   salesforce.com, Inc.                                       10,684     809,847        0.1%
    SanDisk Corp.                                              10,063     756,033        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Information Technology -- (Continued)
#   Seagate Technology P.L.C.                                 12,680 $    276,044        0.0%
*   ServiceNow, Inc.                                           1,939      138,600        0.0%
    Skyworks Solutions, Inc.                                   9,440      630,781        0.1%
#*  Splunk, Inc.                                               1,359       70,641        0.0%
#   SS&C Technologies Holdings, Inc.                           4,712      288,139        0.0%
*   SunPower Corp.                                             1,985       39,978        0.0%
    Symantec Corp.                                            44,763      745,080        0.1%
*   Synopsys, Inc.                                             6,494      308,595        0.0%
*   Syntel, Inc.                                               4,364      185,601        0.0%
*   Tableau Software, Inc. Class A                               780       40,326        0.0%
    TE Connectivity, Ltd.                                     15,776      938,356        0.1%
#*  Teradata Corp.                                             2,075       52,497        0.0%
    Teradyne, Inc.                                            17,953      339,491        0.1%
    Texas Instruments, Inc.                                   34,634    1,975,523        0.3%
    Total System Services, Inc.                                9,278      474,477        0.1%
*   Trimble Navigation, Ltd.                                  16,273      389,738        0.1%
#*  Twitter, Inc.                                              6,602       96,521        0.0%
*   Tyler Technologies, Inc.                                   1,868      273,494        0.0%
#*  Ubiquiti Networks, Inc.                                      923       32,877        0.0%
*   Ultimate Software Group, Inc. (The)                          590      115,988        0.0%
*   Vantiv, Inc. Class A                                       5,248      286,226        0.0%
*   VeriFone Systems, Inc.                                     5,152      146,626        0.0%
#*  VeriSign, Inc.                                             3,210      277,344        0.0%
#   Visa, Inc. Class A                                        54,357    4,198,535        0.6%
#*  VMware, Inc. Class A                                       1,635       93,048        0.0%
#   Western Digital Corp.                                     13,343      545,262        0.1%
#   Western Union Co. (The)                                   20,433      408,660        0.1%
*   WEX, Inc.                                                  2,148      202,965        0.0%
#*  Workday, Inc. Class A                                      1,215       91,101        0.0%
    Xerox Corp.                                               41,952      402,739        0.1%
    Xilinx, Inc.                                              12,433      535,614        0.1%
*   Yahoo!, Inc.                                              20,258      741,443        0.1%
*   Zebra Technologies Corp. Class A                             580       36,285        0.0%
#*  Zillow Group, Inc. Class A                                 3,330       83,317        0.0%
#*  Zillow Group, Inc. Class C                                 6,660      160,106        0.0%
*   Zynga, Inc. Class A                                       11,278       26,842        0.0%
                                                                     ------------       ----
Total Information Technology                                          144,766,788       19.2%
                                                                     ------------       ----
Materials -- (4.0%)
    Air Products & Chemicals, Inc.                             7,106    1,036,694        0.1%
    Airgas, Inc.                                               5,974      850,937        0.1%
#   Albemarle Corp.                                            6,217      411,317        0.1%
    Alcoa, Inc.                                               84,280      941,408        0.1%
    AptarGroup, Inc.                                           5,409      411,084        0.1%
    Ashland, Inc.                                              4,947      552,085        0.1%
    Avery Dennison Corp.                                       5,381      390,714        0.1%
*   Axalta Coating Systems, Ltd.                               9,249      263,319        0.0%
    Ball Corp.                                                 4,416      315,214        0.0%
    Bemis Co., Inc.                                           10,750      539,435        0.1%
*   Berry Plastics Group, Inc.                                 6,430      231,609        0.0%
    Celanese Corp. Series A                                    6,512      460,398        0.1%
    CF Industries Holdings, Inc.                              19,398      641,492        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Materials -- (Continued)
*   Crown Holdings, Inc.                                        4,894 $   259,186        0.0%
    Dow Chemical Co. (The)                                     38,041   2,001,337        0.3%
    Eagle Materials, Inc.                                       3,056     226,511        0.0%
    Eastman Chemical Co.                                       13,740   1,049,461        0.1%
    Ecolab, Inc.                                                9,118   1,048,388        0.1%
    EI du Pont de Nemours & Co.                                21,745   1,433,213        0.2%
#   FMC Corp.                                                   6,054     261,896        0.0%
    Freeport-McMoRan, Inc.                                     16,151     226,114        0.0%
*   GCP Applied Technologies, Inc.                              2,385      52,780        0.0%
    Graphic Packaging Holding Co.                              44,118     585,887        0.1%
    Huntsman Corp.                                             27,597     434,377        0.1%
    International Flavors & Fragrances, Inc.                    2,952     352,675        0.0%
    International Paper Co.                                    33,985   1,470,531        0.2%
    LyondellBasell Industries NV Class A                       16,557   1,368,767        0.2%
    Martin Marietta Materials, Inc.                             2,535     428,998        0.1%
    Monsanto Co.                                               14,696   1,376,721        0.2%
    Mosaic Co. (The)                                           19,796     554,090        0.1%
    NewMarket Corp.                                               794     322,412        0.0%
    Newmont Mining Corp.                                       34,722   1,214,228        0.2%
    Nucor Corp.                                                20,191   1,005,108        0.1%
    Olin Corp.                                                 12,742     277,648        0.0%
*   Owens-Illinois, Inc.                                        5,872     108,397        0.0%
    Packaging Corp. of America                                  9,943     645,102        0.1%
#*  Platform Specialty Products Corp.                           5,743      59,153        0.0%
    PolyOne Corp.                                               1,543      55,517        0.0%
    PPG Industries, Inc.                                        8,516     940,081        0.1%
    Praxair, Inc.                                              10,756   1,263,400        0.2%
    Reliance Steel & Aluminum Co.                               6,162     455,803        0.1%
    Royal Gold, Inc.                                              637      39,889        0.0%
    RPM International, Inc.                                     7,001     353,761        0.1%
    Scotts Miracle-Gro Co. (The) Class A                        5,416     383,345        0.1%
    Sealed Air Corp.                                            6,354     300,925        0.0%
    Sherwin-Williams Co. (The)                                  2,914     837,221        0.1%
    Sonoco Products Co.                                         9,980     467,962        0.1%
#   Southern Copper Corp.                                       6,014     178,435        0.0%
    Steel Dynamics, Inc.                                       13,057     329,167        0.0%
    Valspar Corp. (The)                                         3,319     354,104        0.1%
    Vulcan Materials Co.                                        8,774     944,346        0.1%
    Westlake Chemical Corp.                                     7,021     352,384        0.0%
    WestRock Co.                                                9,054     378,910        0.1%
*   WR Grace & Co.                                              2,385     182,882        0.0%
                                                                      -----------        ---
Total Materials                                                        31,626,818        4.2%
                                                                      -----------        ---
Real Estate Investment Trusts -- (0.0%)
    Forest City Realty Trust, Inc. Class A                      2,869      59,618        0.0%
                                                                      -----------        ---
Telecommunication Services -- (3.1%)
    AT&T, Inc.                                                277,504  10,772,705        1.4%
    CenturyLink, Inc.                                          49,276   1,525,092        0.2%
    Frontier Communications Corp.                              77,599     431,451        0.1%
*   Level 3 Communications, Inc.                               12,911     674,729        0.1%
*   SBA Communications Corp. Class A                            3,511     361,773        0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Telecommunication Services -- (Continued)
#*  Sprint Corp.                                               54,103 $   185,573        0.0%
*   T-Mobile US, Inc.                                          12,706     499,092        0.1%
    Telephone & Data Systems, Inc.                              1,594      47,135        0.0%
*   United States Cellular Corp.                                  389      16,587        0.0%
    Verizon Communications, Inc.                              198,982  10,136,143        1.3%
#   Windstream Holdings, Inc.                                   8,932      77,530        0.0%
                                                                      -----------        ---
Total Telecommunication Services                                       24,727,810        3.3%
                                                                      -----------        ---
Utilities -- (2.7%)
    AES Corp.                                                  18,516     206,639        0.0%
    AGL Resources, Inc.                                         4,979     327,917        0.1%
    Alliant Energy Corp.                                        3,115     219,670        0.0%
    Ameren Corp.                                                6,765     324,720        0.0%
    American Electric Power Co., Inc.                          14,489     920,051        0.1%
    American Water Works Co., Inc.                              4,936     359,143        0.1%
    Aqua America, Inc.                                          8,962     283,737        0.0%
    Atmos Energy Corp.                                          3,765     273,151        0.0%
*   Calpine Corp.                                              36,121     569,989        0.1%
    CenterPoint Energy, Inc.                                   11,333     243,093        0.0%
    CMS Energy Corp.                                            7,873     320,274        0.0%
    Consolidated Edison, Inc.                                   8,738     651,855        0.1%
    Dominion Resources, Inc.                                   17,662   1,262,303        0.2%
    DTE Energy Co.                                              4,576     407,996        0.1%
    Duke Energy Corp.                                          19,471   1,533,925        0.2%
*   Dynegy, Inc.                                                3,356      59,166        0.0%
    Edison International                                        9,361     661,916        0.1%
    Entergy Corp.                                               4,914     369,434        0.1%
    Eversource Energy                                           9,439     532,737        0.1%
    Exelon Corp.                                               27,206     954,658        0.1%
    FirstEnergy Corp.                                          11,708     381,564        0.1%
    Great Plains Energy, Inc.                                   8,464     264,331        0.0%
    ITC Holdings Corp.                                          7,667     337,885        0.1%
    MDU Resources Group, Inc.                                   1,812      36,349        0.0%
#   National Fuel Gas Co.                                       4,113     228,271        0.0%
    NextEra Energy, Inc.                                       13,648   1,604,732        0.2%
    NiSource, Inc.                                             15,254     346,418        0.1%
#   NRG Energy, Inc.                                           11,347     171,340        0.0%
#   NRG Yield, Inc. Class A                                     1,335      20,199        0.0%
#   NRG Yield, Inc. Class C                                     1,335      21,600        0.0%
    OGE Energy Corp.                                            5,118     151,442        0.0%
    ONE Gas, Inc.                                                 692      40,461        0.0%
    PG&E Corp.                                                 14,614     850,535        0.1%
    Pinnacle West Capital Corp.                                 3,089     224,416        0.0%
    PPL Corp.                                                  19,956     751,144        0.1%
    Public Service Enterprise Group, Inc.                      14,957     689,966        0.1%
    Questar Corp.                                               7,098     177,947        0.0%
    SCANA Corp.                                                 4,004     275,035        0.0%
    Sempra Energy                                               6,738     696,372        0.1%
    Southern Co. (The)                                         26,967   1,351,047        0.2%
    TECO Energy, Inc.                                          10,367     287,892        0.0%
    UGI Corp.                                                  13,424     540,182        0.1%
    Vectren Corp.                                               4,608     225,101        0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Utilities -- (Continued)
             WEC Energy Group, Inc.                                        9,187 $    534,775        0.1%
             Westar Energy, Inc.                                           5,228      269,817        0.0%
             Xcel Energy, Inc.                                            15,074      603,412        0.1%
                                                                                 ------------      -----
Total Utilities                                                                    21,564,607        2.8%
                                                                                 ------------      -----
TOTAL COMMON STOCKS                                                               752,578,584       99.6%
                                                                                 ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Community Health Systems, Inc. Contingent Value Rights        4,045           24        0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      6,868        6,971        0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      6,868          335        0.0%
                                                                                 ------------      -----
TOTAL RIGHTS/WARRANTS                                                                   7,330        0.0%
                                                                                 ------------      -----
TOTAL INVESTMENT SECURITIES                                                       752,585,914
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
             State Street Institutional Liquid Reserves, 0.455%        4,721,127    4,721,127        0.6%
                                                                                 ------------      -----
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@         DFA Short Term Investment Fund                            2,584,529   29,903,001        4.0%
                                                                                 ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $753,882,803)                                $787,210,042      104.2%
                                                                                 ============      =====

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary          $118,423,805          --   --    $118,423,805
   Consumer Staples                  70,943,024          --   --      70,943,024
   Energy                            47,178,638          --   --      47,178,638
   Financials                        96,156,932          --   --      96,156,932
   Health Care                      100,696,707          --   --     100,696,707
   Industrials                       96,433,837          --   --      96,433,837
   Information Technology           144,766,788          --   --     144,766,788
   Materials                         31,626,818          --   --      31,626,818
   Real Estate Investment Trusts         59,618          --   --          59,618
   Telecommunication Services        24,727,810          --   --      24,727,810
   Utilities                         21,564,607          --   --      21,564,607
Rights/Warrants                              -- $     7,330   --           7,330
Temporary Cash Investments            4,721,127          --   --       4,721,127
Securities Lending Collateral                --  29,903,001   --      29,903,001
                                   ------------ -----------   --    ------------
TOTAL                              $757,299,711 $29,910,331   --    $787,210,042
                                   ============ ===========   ==    ============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
COMMON STOCKS -- (87.8%)

Consumer Discretionary -- (11.1%)
*   1-800-Flowers.com, Inc. Class A                             305,072 $ 2,394,815        0.0%
    A.H. Belo Corp. Class A                                     100,069     493,340        0.0%
    Aaron's, Inc.                                               376,985   9,880,777        0.1%
#   Abercrombie & Fitch Co. Class A                             336,209   8,986,867        0.1%
    AMC Entertainment Holdings, Inc. Class A                     10,048     283,153        0.0%
    AMCON Distributing Co.                                          850      73,028        0.0%
#*  America's Car-Mart, Inc.                                     58,111   1,544,009        0.0%
#   American Eagle Outfitters, Inc.                             604,752   8,654,001        0.1%
*   American Public Education, Inc.                             102,902   2,383,210        0.0%
*   Apollo Education Group, Inc.                                267,612   2,087,374        0.0%
#   Arctic Cat, Inc.                                             87,263   1,451,184        0.0%
    Ark Restaurants Corp.                                        11,690     236,956        0.0%
#*  Ascena Retail Group, Inc.                                 1,003,592   8,841,646        0.1%
#*  Ascent Capital Group, Inc. Class A                           77,783   1,172,190        0.0%
#*  AutoNation, Inc.                                            185,640   9,402,666        0.1%
*   Ballantyne Strong, Inc.                                      68,354     308,960        0.0%
*   Barnes & Noble Education, Inc.                              300,005   2,808,047        0.0%
    Barnes & Noble, Inc.                                        486,141   5,712,157        0.1%
    Bassett Furniture Industries, Inc.                           51,875   1,530,831        0.0%
    Beasley Broadcast Group, Inc. Class A                        15,520      59,442        0.0%
#   bebe stores, Inc.                                           107,053      60,249        0.0%
*   Belmond, Ltd. Class A                                       670,427   6,141,111        0.1%
    Big 5 Sporting Goods Corp.                                  163,063   1,971,432        0.0%
*   Biglari Holdings, Inc.                                          608     227,356        0.0%
    Bowl America, Inc. Class A                                   14,589     210,957        0.0%
*   Bridgepoint Education, Inc.                                 150,706   1,437,735        0.0%
*   Build-A-Bear Workshop, Inc.                                  89,091   1,173,328        0.0%
*   Cabela's, Inc.                                               60,734   3,167,278        0.1%
#   Cable One, Inc.                                              10,117   4,643,298        0.1%
#*  Caesars Entertainment Corp.                                   6,596      45,051        0.0%
#*  CafePress, Inc.                                               2,300       8,372        0.0%
#   CalAtlantic Group, Inc.                                     418,130  13,534,868        0.2%
    Caleres, Inc.                                               375,555   9,467,742        0.1%
    Callaway Golf Co.                                           815,374   7,615,593        0.1%
*   Cambium Learning Group, Inc.                                 40,900     186,095        0.0%
    Canterbury Park Holding Corp.                                 9,680     104,060        0.0%
#*  Career Education Corp.                                      537,539   2,870,458        0.0%
*   Carmike Cinemas, Inc.                                       180,323   5,407,887        0.1%
#   Carriage Services, Inc.                                     112,851   2,756,950        0.0%
*   Carrols Restaurant Group, Inc.                               89,645   1,246,962        0.0%
#   Cato Corp. (The) Class A                                    130,429   4,772,397        0.1%
*   Cavco Industries, Inc.                                       70,856   6,213,363        0.1%
*   Century Casinos, Inc.                                         4,989      29,784        0.0%
*   Century Communities, Inc.                                    14,050     242,222        0.0%
*   Charles & Colvard, Ltd.                                      35,582      42,698        0.0%
    Chico's FAS, Inc.                                           398,228   5,021,655        0.1%
#   Children's Place, Inc. (The)                                123,650   9,633,572        0.1%
*   Christopher & Banks Corp.                                   171,722     446,477        0.0%
    Churchill Downs, Inc.                                           101      13,552        0.0%
    Citi Trends, Inc.                                           120,214   2,159,043        0.0%
    Columbia Sportswear Co.                                      52,143   3,054,016        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*  Conn's, Inc.                                              100,646 $ 1,382,876        0.0%
    Cooper Tire & Rubber Co.                                  442,138  15,271,447        0.2%
*   Cooper-Standard Holding, Inc.                              47,704   3,678,455        0.1%
    Core-Mark Holding Co., Inc.                               127,760  10,432,882        0.1%
#*  Crocs, Inc.                                                62,925     525,424        0.0%
    CSS Industries, Inc.                                       17,513     489,663        0.0%
    CST Brands, Inc.                                           11,208     423,326        0.0%
    Culp, Inc.                                                 47,005   1,233,411        0.0%
*   Cumulus Media, Inc. Class A                               582,049     216,289        0.0%
    Dana Holding Corp.                                         24,874     321,621        0.0%
#*  Deckers Outdoor Corp.                                     282,276  16,318,376        0.2%
*   Del Frisco's Restaurant Group, Inc.                       120,122   1,913,543        0.0%
#*  Del Taco Restaurants, Inc.                                 25,640     232,042        0.0%
*   Delta Apparel, Inc.                                        33,047     669,202        0.0%
    Destination Maternity Corp.                                11,994      83,598        0.0%
*   Destination XL Group, Inc.                                 65,939     354,092        0.0%
#   DeVry Education Group, Inc.                               414,032   7,183,455        0.1%
#   Dillard's, Inc. Class A                                   211,147  14,875,306        0.2%
*   Dixie Group, Inc. (The)                                    47,282     223,171        0.0%
    Dover Motorsports, Inc.                                    16,790      38,617        0.0%
*   DreamWorks Animation SKG, Inc. Class A                    238,097   9,504,832        0.1%
#   DSW, Inc. Class A                                         657,428  16,153,006        0.2%
    Educational Development Corp.                               2,346      33,477        0.0%
*   El Pollo Loco Holdings, Inc.                                1,703      22,463        0.0%
*   Eldorado Resorts, Inc.                                     23,251     304,821        0.0%
*   Emerson Radio Corp.                                        89,291      71,433        0.0%
*   Emmis Communications Corp. Class A                         15,418       9,097        0.0%
*   Entercom Communications Corp. Class A                      72,207     818,827        0.0%
    Escalade, Inc.                                              9,081     108,336        0.0%
#   Ethan Allen Interiors, Inc.                               208,161   7,085,800        0.1%
#*  EVINE Live, Inc.                                           57,166      88,036        0.0%
#*  EW Scripps Co. (The) Class A                              605,052   9,184,689        0.1%
#*  Express, Inc.                                             640,922  11,651,962        0.2%
*   Federal-Mogul Holdings Corp.                              234,945   2,170,892        0.0%
    Finish Line, Inc. (The) Class A                           282,598   5,581,311        0.1%
    Flanigan's Enterprises, Inc.                                2,074      38,348        0.0%
    Flexsteel Industries, Inc.                                 34,262   1,400,973        0.0%
#   Fred's, Inc. Class A                                      267,215   3,920,044        0.1%
*   FTD Cos., Inc.                                            196,543   5,465,861        0.1%
#*  Fuel Systems Solutions, Inc.                               96,801     513,045        0.0%
#*  G-III Apparel Group, Ltd.                                 131,424   5,946,936        0.1%
*   Gaiam, Inc. Class A                                        59,445     394,120        0.0%
#   GameStop Corp. Class A                                    678,589  22,257,719        0.3%
*   Gaming Partners International Corp.                        17,120     154,936        0.0%
#   Gannett Co., Inc.                                         508,091   8,561,333        0.1%
#*  Genesco, Inc.                                             165,791  11,469,421        0.2%
#   Gentex Corp.                                               53,965     865,599        0.0%
*   Global Eagle Entertainment, Inc.                           12,538     100,429        0.0%
    Graham Holdings Co. Class B                                37,642  17,937,919        0.2%
*   Gray Television, Inc.                                     390,365   5,016,190        0.1%
*   Green Brick Partners, Inc.                                 72,167     531,871        0.0%
    Group 1 Automotive, Inc.                                  165,440  10,892,570        0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Guess?, Inc.                                                625,732 $11,482,182        0.2%
    Harte-Hanks, Inc.                                           325,974     593,273        0.0%
    Haverty Furniture Cos., Inc.                                117,055   2,185,417        0.0%
    Haverty Furniture Cos., Inc. Class A                            844      15,952        0.0%
*   Helen of Troy, Ltd.                                         164,868  16,409,312        0.2%
#*  Hemisphere Media Group, Inc.                                  1,861      22,258        0.0%
#*  hhgregg, Inc.                                               125,798     245,306        0.0%
    Hooker Furniture Corp.                                       59,660   1,479,568        0.0%
*   Horizon Global Corp.                                         74,696     916,520        0.0%
*   Houghton Mifflin Harcourt Co.                                45,075     924,488        0.0%
#*  Iconix Brand Group, Inc.                                    315,585   2,676,161        0.0%
*   Insignia Systems, Inc.                                        3,334       8,302        0.0%
    International Game Technology P.L.C.                         73,015   1,266,080        0.0%
    International Speedway Corp. Class A                        128,222   4,294,155        0.1%
#   Interval Leisure Group, Inc.                                 25,851     365,016        0.0%
*   Intrawest Resorts Holdings, Inc.                             34,137     294,944        0.0%
#*  JAKKS Pacific, Inc.                                          54,360     407,700        0.0%
#*  JC Penney Co., Inc.                                       1,301,742  12,080,166        0.2%
    John Wiley & Sons, Inc. Class A                              87,303   4,329,356        0.1%
    Johnson Outdoors, Inc. Class A                               32,169     776,238        0.0%
*   K12, Inc.                                                   185,432   2,278,959        0.0%
#   KB Home                                                      47,947     650,641        0.0%
    Kirkland's, Inc.                                             90,465   1,485,435        0.0%
#*  La Quinta Holdings, Inc.                                    240,885   3,076,101        0.1%
    La-Z-Boy, Inc.                                              411,867  10,654,999        0.1%
*   Lakeland Industries, Inc.                                    27,527     239,210        0.0%
*   Lands' End, Inc.                                              2,034      49,487        0.0%
    Lear Corp.                                                    4,182     481,474        0.0%
    Lennar Corp. Class B                                         39,026   1,403,375        0.0%
#*  LGI Homes, Inc.                                              38,288   1,072,447        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                  405,088   8,936,241        0.1%
*   Liberty Ventures Series A                                   351,050  14,042,000        0.2%
    Lifetime Brands, Inc.                                        64,358   1,111,463        0.0%
#*  Lincoln Educational Services Corp.                           11,206      22,524        0.0%
#*  Loral Space & Communications, Inc.                           19,606     719,148        0.0%
*   Luby's, Inc.                                                138,504     696,675        0.0%
*   M/I Homes, Inc.                                             154,973   3,114,957        0.1%
*   Madison Square Garden Co. (The) Class A                     112,007  17,582,859        0.2%
    Marcus Corp. (The)                                          106,855   2,067,644        0.0%
*   MarineMax, Inc.                                             229,834   4,369,144        0.1%
    Marriott Vacations Worldwide Corp.                          205,790  12,890,686        0.2%
#*  McClatchy Co. (The) Class A                                 171,071     189,889        0.0%
#   MDC Holdings, Inc.                                          277,275   6,823,738        0.1%
#*  Media General, Inc.                                         654,085  11,335,293        0.2%
    Meredith Corp.                                              225,264  11,558,296        0.2%
*   Meritage Homes Corp.                                        267,052   9,087,780        0.1%
*   Modine Manufacturing Co.                                    262,718   2,839,982        0.0%
*   Monarch Casino & Resort, Inc.                                34,081     647,539        0.0%
*   Motorcar Parts of America, Inc.                              79,660   2,554,696        0.0%
    Movado Group, Inc.                                           89,034   2,511,649        0.0%
*   MSG Networks, Inc. Class A                                  346,214   5,916,797        0.1%
*   Murphy USA, Inc.                                             18,391   1,056,011        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
    NACCO Industries, Inc. Class A                               34,371 $ 2,045,762        0.0%
*   New Home Co., Inc. (The)                                        900      10,017        0.0%
#   New Media Investment Group, Inc.                             36,256     581,909        0.0%
*   New York & Co., Inc.                                        236,502     879,787        0.0%
#   New York Times Co. (The) Class A                            698,621   8,956,321        0.1%
*   Office Depot, Inc.                                        1,469,615   8,641,336        0.1%
    P&F Industries, Inc. Class A                                  1,458      13,749        0.0%
#*  Papa Murphy's Holdings, Inc.                                  9,379     117,800        0.0%
#   Penske Automotive Group, Inc.                               563,959  22,067,716        0.3%
*   Perfumania Holdings, Inc.                                    13,797      38,632        0.0%
*   Perry Ellis International, Inc.                              97,306   1,853,679        0.0%
    Pier 1 Imports, Inc.                                         53,812     370,765        0.0%
*   Potbelly Corp.                                               11,831     168,592        0.0%
#   PulteGroup, Inc.                                          3,243,691  59,651,478        0.8%
    PVH Corp.                                                     2,313     221,123        0.0%
#*  Radio One, Inc. Class D                                      26,961      59,584        0.0%
    RCI Hospitality Holdings, Inc.                               69,237     709,679        0.0%
*   Reading International, Inc. Class A                          40,905     530,538        0.0%
*   Red Lion Hotels Corp.                                        98,848     780,899        0.0%
#*  Red Robin Gourmet Burgers, Inc.                              52,929   3,432,975        0.1%
*   Regis Corp.                                                 298,372   4,078,745        0.1%
#   Rent-A-Center, Inc.                                         340,733   5,008,775        0.1%
    Rocky Brands, Inc.                                           42,118     507,522        0.0%
*   Ruby Tuesday, Inc.                                          428,101   1,883,644        0.0%
#   Saga Communications, Inc. Class A                            16,855     708,753        0.0%
    Salem Media Group, Inc.                                      42,898     333,317        0.0%
#   Scholastic Corp.                                            184,437   6,709,818        0.1%
*   Sears Hometown and Outlet Stores, Inc.                       16,932     114,630        0.0%
*   Shiloh Industries, Inc.                                      73,661     475,113        0.0%
    Shoe Carnival, Inc.                                         109,362   2,802,948        0.0%
*   Shutterfly, Inc.                                            111,912   5,145,714        0.1%
#   Sinclair Broadcast Group, Inc. Class A                       64,975   2,083,748        0.0%
*   Sizmek, Inc.                                                188,279     498,939        0.0%
#*  Skechers U.S.A., Inc. Class A                               140,725   4,650,961        0.1%
*   Skullcandy, Inc.                                            185,623     632,974        0.0%
*   Skyline Corp.                                                27,646     250,196        0.0%
#   Sonic Automotive, Inc. Class A                              290,097   5,442,220        0.1%
#   Sotheby's                                                   179,181   4,880,890        0.1%
*   Spanish Broadcasting System, Inc. Class A                    16,642      61,409        0.0%
#   Spartan Motors, Inc.                                        167,316     813,156        0.0%
    Speedway Motorsports, Inc.                                  206,758   3,622,400        0.1%
#   Stage Stores, Inc.                                          183,777   1,352,599        0.0%
    Standard Motor Products, Inc.                               176,710   6,274,972        0.1%
*   Stanley Furniture Co., Inc.                                  49,285     126,170        0.0%
    Staples, Inc.                                               219,700   2,240,940        0.0%
*   Stoneridge, Inc.                                            151,056   2,154,059        0.0%
#   Strattec Security Corp.                                      15,509     820,426        0.0%
    Superior Industries International, Inc.                     152,979   3,995,811        0.1%
    Superior Uniform Group, Inc.                                 20,800     395,616        0.0%
*   Sypris Solutions, Inc.                                       58,417      66,595        0.0%
#   Tailored Brands, Inc.                                       281,179   4,898,138        0.1%
*   Tandy Leather Factory, Inc.                                  74,640     526,212        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Discretionary -- (Continued)
    TEGNA, Inc.                                                 707,312 $ 16,522,808        0.2%
#   Thor Industries, Inc.                                       101,481    6,496,814        0.1%
*   Tilly's, Inc. Class A                                        65,868      414,310        0.0%
    Time, Inc.                                                  665,049    9,776,220        0.1%
#*  Toll Brothers, Inc.                                       1,615,831   44,112,186        0.6%
*   TopBuild Corp.                                               49,670    1,550,697        0.0%
*   Trans World Entertainment Corp.                              56,939      220,923        0.0%
*   TRI Pointe Group, Inc.                                      813,300    9,434,280        0.1%
#*  Tuesday Morning Corp.                                       263,623    2,288,248        0.0%
*   Tumi Holdings, Inc.                                         111,992    2,987,947        0.0%
*   UCP, Inc. Class A                                            27,694      214,352        0.0%
*   Unifi, Inc.                                                  96,247    2,479,323        0.0%
#*  Universal Electronics, Inc.                                  88,708    5,891,098        0.1%
    Universal Technical Institute, Inc.                          28,919      114,230        0.0%
#*  Vera Bradley, Inc.                                          189,937    3,331,495        0.1%
*   Vista Outdoor, Inc.                                         246,299   11,817,426        0.2%
#   Visteon Corp.                                                80,865    6,442,515        0.1%
#*  Vitamin Shoppe, Inc.                                        213,805    5,851,843        0.1%
*   VOXX International Corp.                                    114,535      514,262        0.0%
*   WCI Communities, Inc.                                        94,599    1,511,692        0.0%
#   Wendy's Co. (The)                                         2,548,979   27,681,912        0.4%
*   West Marine, Inc.                                           134,390    1,346,588        0.0%
#   Weyco Group, Inc.                                            25,717      721,105        0.0%
#*  William Lyon Homes Class A                                  174,459    2,459,872        0.0%
#   Winnebago Industries, Inc.                                  165,324    3,577,611        0.1%
    Wolverine World Wide, Inc.                                  426,710    8,086,155        0.1%
*   Zagg, Inc.                                                  390,316    3,126,431        0.1%
#*  Zumiez, Inc.                                                194,103    3,257,048        0.1%
                                                                        ------------       ----
Total Consumer Discretionary                                             965,491,981       12.5%
                                                                        ------------       ----
Consumer Staples -- (3.1%)
#   Alico, Inc.                                                  19,772      571,609        0.0%
*   Alliance One International, Inc.                             46,734    1,192,184        0.0%
    Andersons, Inc. (The)                                       187,535    6,284,298        0.1%
*   Bridgford Foods Corp.                                         1,048       12,828        0.0%
    Casey's General Stores, Inc.                                 45,226    5,065,312        0.1%
*   CCA Industries, Inc.                                         24,286       80,872        0.0%
*   Central Garden & Pet Co.                                     79,373    1,291,399        0.0%
*   Central Garden & Pet Co. Class A                            198,504    3,233,630        0.0%
#*  Chefs' Warehouse, Inc. (The)                                 36,046      694,606        0.0%
#   Coca-Cola Bottling Co. Consolidated                           5,500      876,535        0.0%
#*  Craft Brew Alliance, Inc.                                    80,217      683,449        0.0%
*   Darling Ingredients, Inc.                                   766,998   11,113,801        0.1%
#   Dean Foods Co.                                              774,519   13,344,962        0.2%
    Edgewell Personal Care Co.                                   45,201    3,709,646        0.1%
    Energizer Holdings, Inc.                                     35,839    1,558,638        0.0%
#*  Female Health Co. (The)                                       8,542       10,934        0.0%
#   Fresh Del Monte Produce, Inc.                               319,974   13,842,075        0.2%
    Golden Enterprises, Inc.                                     17,103       98,000        0.0%
*   HRG Group, Inc.                                              20,566      296,150        0.0%
    Ingles Markets, Inc. Class A                                105,595    3,808,812        0.1%
    Ingredion, Inc.                                             354,037   40,746,118        0.5%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.                                         163,204 $  4,997,307        0.1%
    John B. Sanfilippo & Son, Inc.                               44,538    2,464,288        0.0%
#*  Landec Corp.                                                150,642    1,694,723        0.0%
#   Limoneira Co.                                                16,887      302,108        0.0%
*   Mannatech, Inc.                                               5,132      106,951        0.0%
#   MGP Ingredients, Inc.                                        71,435    1,887,313        0.0%
#*  Natural Alternatives International, Inc.                     22,706      238,640        0.0%
    Nature's Sunshine Products, Inc.                              1,000        9,580        0.0%
*   Nutraceutical International Corp.                            59,627    1,406,601        0.0%
    Oil-Dri Corp. of America                                     23,592      787,029        0.0%
*   Omega Protein Corp.                                         132,200    2,457,598        0.0%
#   Orchids Paper Products Co.                                   54,419    1,669,031        0.0%
    Pinnacle Foods, Inc.                                        721,573   30,731,794        0.4%
#*  Post Holdings, Inc.                                         755,073   54,244,444        0.7%
    Sanderson Farms, Inc.                                       106,337    9,755,356        0.1%
*   Seaboard Corp.                                                1,712    5,141,136        0.1%
*   Seneca Foods Corp. Class A                                   40,234    1,311,226        0.0%
*   Seneca Foods Corp. Class B                                      189        6,243        0.0%
*   Smart & Final Stores, Inc.                                    5,733       91,269        0.0%
    Snyder's-Lance, Inc.                                        440,858   14,094,230        0.2%
    SpartanNash Co.                                             196,611    5,446,125        0.1%
*   TreeHouse Foods, Inc.                                        52,417    4,633,663        0.1%
*   United Natural Foods, Inc.                                  166,912    5,953,751        0.1%
#   Universal Corp.                                             123,817    6,754,217        0.1%
    Village Super Market, Inc. Class A                           24,532      598,581        0.0%
#   Weis Markets, Inc.                                           88,057    4,008,355        0.1%
                                                                        ------------        ---
Total Consumer Staples                                                   269,307,417        3.5%
                                                                        ------------        ---
Energy -- (7.2%)
#*  Abraxas Petroleum Corp.                                     111,313      169,196        0.0%
    Adams Resources & Energy, Inc.                               18,736      754,124        0.0%
#   Alon USA Energy, Inc.                                       348,861    3,663,040        0.0%
    Archrock, Inc.                                              380,966    3,752,515        0.0%
#   Atwood Oceanics, Inc.                                       288,585    2,787,731        0.0%
*   Barnwell Industries, Inc.                                    21,188       36,020        0.0%
#*  Basic Energy Services, Inc.                                 241,957      774,262        0.0%
#*  Bill Barrett Corp.                                          259,577    2,066,233        0.0%
#*  Bonanza Creek Energy, Inc.                                  264,125    1,024,805        0.0%
#   Bristow Group, Inc.                                         201,996    4,629,748        0.1%
#*  C&J Energy Services, Ltd.                                   236,999      343,649        0.0%
    California Resources Corp.                                1,405,632    3,092,390        0.0%
*   Callon Petroleum Co.                                        566,167    5,950,415        0.1%
#*  Clayton Williams Energy, Inc.                                65,029    1,178,976        0.0%
#*  Cloud Peak Energy, Inc.                                     410,043      906,195        0.0%
*   Contango Oil & Gas Co.                                       82,154    1,033,497        0.0%
#   CVR Energy, Inc.                                            243,334    5,908,149        0.1%
*   Dawson Geophysical Co.                                       99,157      509,667        0.0%
    Delek US Holdings, Inc.                                     344,423    5,472,881        0.1%
#   Denbury Resources, Inc.                                     896,480    3,460,413        0.0%
    DHT Holdings, Inc.                                          784,906    4,505,360        0.1%
#   Diamond Offshore Drilling, Inc.                             829,571   20,125,392        0.3%
#*  Dorian LPG, Ltd.                                             56,339      572,404        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Energy -- (Continued)
#*  Dril-Quip, Inc.                                              89,440 $ 5,797,501        0.1%
*   ENGlobal Corp.                                               46,727      64,950        0.0%
#   EnLink Midstream LLC                                        281,387   4,032,276        0.1%
*   EP Energy Corp. Class A                                      81,992     402,581        0.0%
*   Era Group, Inc.                                             123,954   1,181,282        0.0%
*   Exterran Corp.                                              190,483   2,914,390        0.0%
*   FMC Technologies, Inc.                                      707,112  21,559,845        0.3%
#*  Forum Energy Technologies, Inc.                             477,213   7,988,546        0.1%
#   GasLog, Ltd.                                                316,516   4,054,570        0.1%
#*  Gastar Exploration, Inc.                                    281,447     560,079        0.0%
#*  Geospace Technologies Corp.                                  12,180     199,265        0.0%
#   Green Plains, Inc.                                          209,866   3,798,575        0.1%
    Gulf Island Fabrication, Inc.                                82,678     620,912        0.0%
#*  Gulfmark Offshore, Inc. Class A                             154,301   1,046,161        0.0%
*   Gulfport Energy Corp.                                       391,904  12,266,595        0.2%
#   Hallador Energy Co.                                          15,105      70,540        0.0%
#*  Harvest Natural Resources, Inc.                              19,825      11,300        0.0%
*   Helix Energy Solutions Group, Inc.                          711,264   6,138,208        0.1%
#   Helmerich & Payne, Inc.                                     885,440  58,545,293        0.8%
    HollyFrontier Corp.                                         436,587  15,542,497        0.2%
#*  Hornbeck Offshore Services, Inc.                            198,042   2,325,013        0.0%
#*  ION Geophysical Corp.                                        13,798     126,390        0.0%
#*  Jones Energy, Inc. Class A                                   24,342     116,842        0.0%
#*  Key Energy Services, Inc.                                   248,265     131,307        0.0%
#*  Kosmos Energy, Ltd.                                         106,171     687,988        0.0%
#*  Matador Resources Co.                                       317,025   6,831,889        0.1%
*   Matrix Service Co.                                          295,267   5,562,830        0.1%
*   McDermott International, Inc.                               388,631   1,764,385        0.0%
#*  Mitcham Industries, Inc.                                     88,115     327,788        0.0%
#   Murphy Oil Corp.                                            278,985   9,970,924        0.1%
    Nabors Industries, Ltd.                                   2,017,336  19,769,893        0.3%
*   Natural Gas Services Group, Inc.                             70,641   1,624,037        0.0%
*   Newfield Exploration Co.                                    809,365  29,339,481        0.4%
*   Newpark Resources, Inc.                                     544,295   2,541,858        0.0%
#   Noble Corp. P.L.C.                                        1,553,133  17,441,684        0.2%
#   Nordic American Tankers, Ltd.                                 3,000      46,230        0.0%
#*  Northern Oil and Gas, Inc.                                  214,370   1,170,460        0.0%
*   Oasis Petroleum, Inc.                                       183,692   1,779,975        0.0%
#   Oceaneering International, Inc.                             256,933   9,416,594        0.1%
#*  Oil States International, Inc.                              325,691  11,281,936        0.1%
#   Overseas Shipholding Group, Inc. Class A                     14,203      28,832        0.0%
#   Overseas Shipholding Group, Inc. Class B                    142,039     315,327        0.0%
#*  Pacific Ethanol, Inc.                                        26,505     125,369        0.0%
#   Panhandle Oil and Gas, Inc. Class A                          38,085     719,426        0.0%
*   Par Pacific Holdings, Inc.                                    1,410      26,945        0.0%
*   Parker Drilling Co.                                         726,338   2,222,594        0.0%
#   Patterson-UTI Energy, Inc.                                1,467,463  28,982,394        0.4%
    PBF Energy, Inc. Class A                                    518,276  16,678,122        0.2%
#*  PDC Energy, Inc.                                            234,390  14,717,348        0.2%
*   PHI, Inc. Non-voting                                         69,395   1,555,836        0.0%
*   Pioneer Energy Services Corp.                               446,025   1,387,138        0.0%
#*  PrimeEnergy Corp.                                               148       5,550        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Energy -- (Continued)
    QEP Resources, Inc.                                         705,188 $ 12,644,021        0.2%
#   Range Resources Corp.                                       450,620   19,876,848        0.3%
*   Renewable Energy Group, Inc.                                316,854    3,079,821        0.0%
#*  REX American Resources Corp.                                 41,300    2,245,481        0.0%
*   Rice Energy, Inc.                                           406,880    7,043,093        0.1%
#*  Ring Energy, Inc.                                            42,310      304,632        0.0%
#   Rowan Cos. P.L.C. Class A                                 1,245,928   23,435,906        0.3%
#   RPC, Inc.                                                    29,624      447,915        0.0%
#*  RSP Permian, Inc.                                           489,993   14,998,686        0.2%
    Scorpio Tankers, Inc.                                     1,181,020    7,393,185        0.1%
#*  SEACOR Holdings, Inc.                                       108,828    6,395,822        0.1%
    SemGroup Corp. Class A                                       79,607    2,440,751        0.0%
#   Ship Finance International, Ltd.                            271,698    4,121,659        0.1%
#   SM Energy Co.                                               381,397   11,884,330        0.2%
#*  Southwestern Energy Co.                                     376,660    5,058,544        0.1%
#*  Steel Excel, Inc.                                            29,375      279,062        0.0%
    Superior Energy Services, Inc.                            1,144,197   19,291,161        0.3%
#*  Synergy Resources Corp.                                     656,387    4,739,114        0.1%
#   Teekay Corp.                                                 43,011      481,723        0.0%
#   Teekay Tankers, Ltd. Class A                                482,549    1,901,243        0.0%
#   Tesco Corp.                                                 230,874    2,184,068        0.0%
*   TETRA Technologies, Inc.                                    658,913    4,744,174        0.1%
#   Tidewater, Inc.                                             259,954    2,277,197        0.0%
#   Transocean, Ltd.                                          1,732,221   19,193,009        0.2%
#*  Triangle Petroleum Corp.                                    320,937      144,069        0.0%
#*  Unit Corp.                                                  304,426    3,854,033        0.1%
#*  Vaalco Energy, Inc.                                         334,154      411,009        0.0%
    Western Refining, Inc.                                      462,007   12,363,307        0.2%
#*  Whiting Petroleum Corp.                                   1,087,206   13,046,472        0.2%
*   Willbros Group, Inc.                                        348,241    1,114,371        0.0%
    World Fuel Services Corp.                                    30,268    1,414,424        0.0%
#*  WPX Energy, Inc.                                          1,216,958   11,755,814        0.2%
                                                                        ------------        ---
Total Energy                                                             629,099,757        8.2%
                                                                        ------------        ---
Financials -- (23.1%)
#*  1st Constitution Bancorp                                      1,062       13,317        0.0%
    1st Source Corp.                                            115,481    3,977,166        0.1%
#   Access National Corp.                                        20,281      398,724        0.0%
    Alexander & Baldwin, Inc.                                   310,440   11,871,226        0.2%
*   Alleghany Corp.                                                 279      145,437        0.0%
    Allied World Assurance Co. Holdings AG                      787,105   28,005,196        0.4%
*   Ambac Financial Group, Inc.                                 234,771    3,810,333        0.1%
#   American Equity Investment Life Holding Co.                 507,984    7,111,776        0.1%
    American Financial Group, Inc.                              567,382   39,211,770        0.5%
*   American Independence Corp.                                     360        7,852        0.0%
    American National Bankshares, Inc.                           25,372      678,194        0.0%
    American National Insurance Co.                              70,742    8,214,561        0.1%
*   American River Bankshares                                     7,244       73,309        0.0%
    Ameris Bancorp                                              167,642    5,263,959        0.1%
    AMERISAFE, Inc.                                             106,360    5,730,677        0.1%
    AmeriServ Financial, Inc.                                    36,909      113,680        0.0%
*   Anchor Bancorp, Inc.                                          1,550       38,084        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   Arch Capital Group, Ltd.                                    135,484 $ 9,550,267        0.1%
    Argo Group International Holdings, Ltd.                     176,842   9,721,005        0.1%
#   Arrow Financial Corp.                                         6,030     169,805        0.0%
    Aspen Insurance Holdings, Ltd.                              466,807  21,636,504        0.3%
#   Associated Banc-Corp                                      1,050,029  19,152,529        0.3%
    Assurant, Inc.                                              715,633  60,521,083        0.8%
    Assured Guaranty, Ltd.                                    1,174,815  30,392,464        0.4%
*   Asta Funding, Inc.                                           60,415     604,754        0.0%
    Astoria Financial Corp.                                     591,172   8,891,227        0.1%
    Atlantic American Corp.                                         864       3,534        0.0%
*   Atlantic Coast Financial Corp.                                7,633      49,004        0.0%
*   Atlanticus Holdings Corp.                                    66,128     199,707        0.0%
*   Atlas Financial Holdings, Inc.                                5,351      94,017        0.0%
    Auburn National Bancorporation, Inc.                            692      19,030        0.0%
#*  AV Homes, Inc.                                               46,852     538,798        0.0%
    Axis Capital Holdings, Ltd.                                 720,075  38,358,395        0.5%
    Baldwin & Lyons, Inc. Class A                                   453      10,668        0.0%
    Baldwin & Lyons, Inc. Class B                                29,098     711,155        0.0%
#   Banc of California, Inc.                                    180,671   3,676,655        0.1%
    BancFirst Corp.                                              40,934   2,553,054        0.0%
    Bancorp of New Jersey, Inc.                                     500       5,875        0.0%
*   Bancorp, Inc. (The)                                         226,161   1,282,333        0.0%
#   BancorpSouth, Inc.                                          591,874  13,903,120        0.2%
    Bank Mutual Corp.                                           244,233   1,973,403        0.0%
    Bank of Commerce Holdings                                    11,012      69,155        0.0%
#   Bank of Marin Bancorp                                         3,407     167,011        0.0%
    BankFinancial Corp.                                         116,939   1,445,366        0.0%
    Banner Corp.                                                 54,032   2,311,489        0.0%
    Bar Harbor Bankshares                                        13,370     463,939        0.0%
    BB&T Corp.                                                   60,387   2,136,492        0.0%
    BBCN Bancorp, Inc.                                          540,596   8,444,110        0.1%
    BCB Bancorp, Inc.                                             8,412      85,129        0.0%
    Bear State Financial, Inc.                                    4,812      47,350        0.0%
*   Beneficial Bancorp, Inc.                                    364,605   5,064,363        0.1%
    Berkshire Hills Bancorp, Inc.                               179,248   4,864,791        0.1%
#   Blue Hills Bancorp, Inc.                                     16,410     239,258        0.0%
#   BNC Bancorp                                                  59,471   1,329,772        0.0%
#   BOK Financial Corp.                                         365,210  21,978,338        0.3%
    Boston Private Financial Holdings, Inc.                     590,241   7,212,745        0.1%
#   Bridge Bancorp, Inc.                                         14,882     453,008        0.0%
    Brookline Bancorp, Inc.                                     434,632   4,946,112        0.1%
    Bryn Mawr Bank Corp.                                         64,518   1,833,602        0.0%
*   BSB Bancorp, Inc.                                             3,348      79,582        0.0%
    C&F Financial Corp.                                           7,164     279,324        0.0%
    Calamos Asset Management, Inc. Class A                       91,324     752,510        0.0%
    California First National Bancorp                             4,450      65,727        0.0%
    Camden National Corp.                                        20,790     904,573        0.0%
    Cape Bancorp, Inc.                                            7,475     109,060        0.0%
    Capital Bank Financial Corp. Class A                        135,902   4,108,317        0.1%
    Capital City Bank Group, Inc.                                71,468   1,059,156        0.0%
#   Capitol Federal Financial, Inc.                             953,529  12,672,400        0.2%
    Cardinal Financial Corp.                                    227,254   5,029,131        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   Carolina Bank Holdings, Inc.                                    600 $     9,018        0.0%
*   Cascade Bancorp                                             175,333   1,060,765        0.0%
    Cash America International, Inc.                            167,544   6,192,426        0.1%
    Cathay General Bancorp                                      409,935  12,511,216        0.2%
    CenterState Banks, Inc.                                     258,461   4,210,330        0.1%
#   Central Pacific Financial Corp.                             169,953   3,966,703        0.1%
    Century Bancorp, Inc. Class A                                 4,650     197,625        0.0%
    Charter Financial Corp.                                       5,587      70,005        0.0%
    Chemical Financial Corp.                                    228,227   8,777,610        0.1%
    Chemung Financial Corp.                                         681      18,121        0.0%
#   Chicopee Bancorp, Inc.                                        4,960      90,173        0.0%
#   Citizens & Northern Corp.                                     4,390      88,634        0.0%
    Citizens Community Bancorp, Inc.                              6,617      60,678        0.0%
    Citizens Holding Co.                                          1,603      35,458        0.0%
#*  Citizens, Inc.                                               93,430     761,455        0.0%
#   City Holding Co.                                             62,934   3,091,318        0.0%
#   Clifton Bancorp, Inc.                                        76,233   1,134,347        0.0%
#   CNB Financial Corp.                                          14,523     259,816        0.0%
    CNO Financial Group, Inc.                                 1,174,038  21,567,078        0.3%
    CoBiz Financial, Inc.                                       256,099   3,101,359        0.0%
    Codorus Valley Bancorp, Inc.                                  3,608      75,552        0.0%
    Columbia Banking System, Inc.                               401,106  11,828,616        0.2%
#   Community Bank System, Inc.                                 269,697  10,671,910        0.1%
    Community Trust Bancorp, Inc.                                81,375   2,918,921        0.0%
    Community West Bancshares                                     5,040      36,590        0.0%
*   CommunityOne Bancorp                                            490       6,468        0.0%
    ConnectOne Bancorp, Inc.                                     99,469   1,711,861        0.0%
#   Consolidated-Tomoka Land Co.                                 16,359     806,499        0.0%
*   Consumer Portfolio Services, Inc.                           177,797     702,298        0.0%
#*  Cowen Group, Inc. Class A                                   492,486   1,716,314        0.0%
*   CU Bancorp                                                    4,707     108,449        0.0%
*   Customers Bancorp, Inc.                                     164,675   4,278,256        0.1%
#   CVB Financial Corp.                                         580,619   9,975,034        0.1%
    Dime Community Bancshares, Inc.                             239,743   4,341,746        0.1%
    Donegal Group, Inc. Class A                                  89,063   1,363,555        0.0%
*   E*TRADE Financial Corp.                                     165,659   4,171,294        0.1%
    Eagle Bancorp Montana, Inc.                                     600       8,064        0.0%
    EMC Insurance Group, Inc.                                    88,865   2,351,368        0.0%
#*  Emergent Capital, Inc.                                        5,841      25,584        0.0%
    Employers Holdings, Inc.                                    187,092   5,556,632        0.1%
#*  Encore Capital Group, Inc.                                  149,597   4,211,156        0.1%
    Endurance Specialty Holdings, Ltd.                          520,270  33,286,875        0.4%
*   Enova International, Inc.                                    67,783     597,168        0.0%
#*  Enstar Group, Ltd.                                           30,064   4,763,340        0.1%
#   Enterprise Bancorp, Inc.                                      7,936     191,496        0.0%
    Enterprise Financial Services Corp.                          82,236   2,250,799        0.0%
    ESSA Bancorp, Inc.                                           34,394     466,039        0.0%
    Evans Bancorp, Inc.                                             615      15,006        0.0%
    EverBank Financial Corp.                                    525,079   7,918,191        0.1%
*   Ezcorp, Inc. Class A                                        285,377   1,412,616        0.0%
    Farmers Capital Bank Corp.                                    9,804     275,590        0.0%
    Farmers National Banc Corp.                                   1,239      11,523        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   FBL Financial Group, Inc. Class A                           134,590 $ 8,138,657        0.1%
*   FCB Financial Holdings, Inc. Class A                         27,921     975,839        0.0%
    Federal Agricultural Mortgage Corp. Class A                     300      11,511        0.0%
    Federal Agricultural Mortgage Corp. Class C                  65,632   2,669,910        0.0%
    Federated National Holding Co.                               87,619   1,669,142        0.0%
#   Fidelity & Guaranty Life                                     35,572     940,524        0.0%
    Fidelity Southern Corp.                                     127,301   2,057,184        0.0%
    Financial Institutions, Inc.                                 46,319   1,296,932        0.0%
*   First Acceptance Corp.                                       86,504     150,517        0.0%
#   First American Financial Corp.                              410,002  14,768,272        0.2%
#*  First BanCorp(318672706)                                    620,973   2,421,795        0.0%
    First Bancorp(318910106)                                     72,094   1,470,718        0.0%
#   First Bancorp, Inc.                                          32,446     644,053        0.0%
    First Bancshares, Inc. (The)                                  1,637      26,847        0.0%
    First Busey Corp.                                           150,809   3,082,536        0.0%
#   First Business Financial Services, Inc.                      10,974     277,752        0.0%
    First Citizens BancShares, Inc. Class A                      21,916   5,588,580        0.1%
    First Commonwealth Financial Corp.                          533,796   4,900,247        0.1%
    First Community Bancshares, Inc.                             59,927   1,247,081        0.0%
    First Connecticut Bancorp., Inc.                             13,816     238,050        0.0%
    First Defiance Financial Corp.                               48,297   1,911,595        0.0%
    First Financial Bancorp                                     374,500   7,302,750        0.1%
    First Financial Corp.                                        42,280   1,497,980        0.0%
    First Financial Northwest, Inc.                              97,328   1,327,554        0.0%
#   First Horizon National Corp.                                377,024   5,308,498        0.1%
#   First Interstate BancSystem, Inc. Class A                   143,056   3,876,818        0.1%
*   First Marblehead Corp. (The)                                 24,327      93,172        0.0%
    First Merchants Corp.                                       235,325   6,036,086        0.1%
    First Midwest Bancorp, Inc.                                 547,895  10,125,100        0.1%
*   First NBC Bank Holding Co.                                   98,583   2,143,194        0.0%
    First Niagara Financial Group, Inc.                       1,370,892  14,476,620        0.2%
#   First of Long Island Corp. (The)                              6,356     194,557        0.0%
    First South Bancorp, Inc.                                     6,484      55,762        0.0%
*   First United Corp.                                            5,808      65,224        0.0%
    FirstMerit Corp.                                          1,014,288  22,476,622        0.3%
*   Flagstar Bancorp, Inc.                                      240,108   5,683,356        0.1%
    Flushing Financial Corp.                                    165,813   3,307,969        0.1%
    FNB Corp.                                                 1,233,119  16,301,833        0.2%
#*  Forestar Group, Inc.                                        231,647   3,127,235        0.0%
    Fox Chase Bancorp, Inc.                                      32,279     636,219        0.0%
#*  FRP Holdings, Inc.                                           15,245     556,138        0.0%
    Fulton Financial Corp.                                    1,409,425  19,717,856        0.3%
    Gain Capital Holdings, Inc.                                 240,266   1,645,822        0.0%
#   German American Bancorp, Inc.                                45,279   1,459,342        0.0%
#   Glacier Bancorp, Inc.                                       521,621  13,504,768        0.2%
#*  Global Indemnity P.L.C.                                      83,161   2,615,413        0.0%
    Great Southern Bancorp, Inc.                                 63,997   2,422,926        0.0%
#*  Green Dot Corp. Class A                                     340,006   7,558,333        0.1%
*   Greenlight Capital Re, Ltd. Class A                         213,712   4,601,219        0.1%
    Griffin Industrial Realty, Inc.                              10,781     277,072        0.0%
    Guaranty Bancorp                                             43,296     710,920        0.0%
    Guaranty Federal Bancshares, Inc.                               348       5,655        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   Hallmark Financial Services, Inc.                           106,148 $ 1,198,411        0.0%
#   Hancock Holding Co.                                         569,286  14,784,357        0.2%
    Hanmi Financial Corp.                                       233,432   5,396,948        0.1%
#   Hanover Insurance Group, Inc. (The)                         293,477  25,168,588        0.3%
    Hawthorn Bancshares, Inc.                                       578       8,670        0.0%
#   HCI Group, Inc.                                              63,242   1,894,730        0.0%
    Heartland Financial USA, Inc.                                78,825   2,641,426        0.0%
    Heritage Commerce Corp.                                     101,540   1,060,078        0.0%
#   Heritage Financial Corp.                                     90,505   1,669,817        0.0%
    Heritage Insurance Holdings, Inc.                            31,900     423,951        0.0%
    Heritage Oaks Bancorp                                         3,300      27,555        0.0%
    HF Financial Corp.                                            4,524      90,932        0.0%
*   Hilltop Holdings, Inc.                                      638,618  12,682,953        0.2%
#   Hingham Institution for Savings                               2,100     268,779        0.0%
*   HMN Financial, Inc.                                           4,634      57,693        0.0%
    Home Bancorp, Inc.                                           12,610     352,071        0.0%
*   HomeStreet, Inc.                                            124,724   2,687,802        0.0%
*   HomeTrust Bancshares, Inc.                                   42,148     781,845        0.0%
    HopFed Bancorp, Inc.                                         11,678     131,378        0.0%
    Horace Mann Educators Corp.                                 199,944   6,218,258        0.1%
#   Horizon Bancorp                                              24,224     591,066        0.0%
    Iberiabank Corp.                                            296,052  17,464,107        0.2%
    Independence Holding Co.                                     62,357     958,427        0.0%
    Independent Bank Corp.(453836108)                           168,046   7,903,203        0.1%
    Independent Bank Corp.(453838609)                            24,000     363,600        0.0%
    Independent Bank Group, Inc.                                  5,790     211,914        0.0%
    Infinity Property & Casualty Corp.                           14,000   1,122,240        0.0%
#   Interactive Brokers Group, Inc. Class A                      22,016     836,608        0.0%
    International Bancshares Corp.                              392,867  10,289,187        0.1%
*   INTL. FCStone, Inc.                                         103,495   2,825,414        0.0%
    Investment Technology Group, Inc.                           172,855   3,374,130        0.1%
    Investors Bancorp, Inc.                                   2,927,525  33,812,914        0.4%
    Investors Title Co.                                           6,047     575,856        0.0%
#   Janus Capital Group, Inc.                                   893,494  13,045,012        0.2%
*   KCG Holdings, Inc. Class A                                  495,234   6,784,706        0.1%
#   Kearny Financial Corp.                                       21,459     270,813        0.0%
    Kemper Corp.                                                320,067   9,909,274        0.1%
    Kentucky First Federal Bancorp                                2,420      22,651        0.0%
    Kingstone Cos., Inc.                                          1,328      12,350        0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                  47,988     128,608        0.0%
    Lake Shore Bancorp, Inc.                                        406       5,595        0.0%
    Lake Sunapee Bank Group                                       6,518      92,816        0.0%
    Lakeland Bancorp, Inc.                                      170,164   1,887,119        0.0%
    Lakeland Financial Corp.                                     83,115   3,930,508        0.1%
    Landmark Bancorp, Inc.                                        1,177      30,225        0.0%
    LegacyTexas Financial Group, Inc.                           283,107   6,981,419        0.1%
    Legg Mason, Inc.                                            770,001  24,724,732        0.3%
    Leucadia National Corp.                                      48,800     813,984        0.0%
    Macatawa Bank Corp.                                         145,540     991,127        0.0%
    Mackinac Financial Corp.                                     27,138     288,206        0.0%
#   Maiden Holdings, Ltd.                                       466,918   5,710,407        0.1%
    MainSource Financial Group, Inc.                            148,136   3,236,772        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   Malvern Bancorp, Inc.                                           500 $     7,880        0.0%
    Marlin Business Services Corp.                               59,997     887,356        0.0%
    MB Financial, Inc.                                          495,961  17,239,604        0.2%
#*  MBIA, Inc.                                                  868,994   6,778,153        0.1%
    MBT Financial Corp.                                          72,499     637,991        0.0%
    Mercantile Bank Corp.                                        43,877   1,058,313        0.0%
    Merchants Bancshares, Inc.                                   24,120     734,213        0.0%
#   Mercury General Corp.                                        69,445   3,673,641        0.1%
    Meridian Bancorp, Inc.                                      223,729   3,270,918        0.1%
    Meta Financial Group, Inc.                                   22,293   1,106,179        0.0%
    Mid Penn Bancorp, Inc.                                          106       1,648        0.0%
    Middleburg Financial Corp.                                      500      13,500        0.0%
#   MidSouth Bancorp, Inc.                                       30,007     271,563        0.0%
    MidWestOne Financial Group, Inc.                              7,635     216,529        0.0%
    MutualFirst Financial, Inc.                                   7,316     192,411        0.0%
    Nasdaq, Inc.                                                112,867   6,965,023        0.1%
    National Bank Holdings Corp. Class A                        181,881   3,635,801        0.1%
    National General Holdings Corp.                             150,923   3,047,135        0.0%
    National Interstate Corp.                                    88,751   2,732,643        0.0%
    National Security Group, Inc. (The)                           2,423      38,283        0.0%
    National Western Life Group, Inc. Class A                     6,075   1,316,453        0.0%
#   Navient Corp.                                             1,253,764  17,138,954        0.2%
*   Navigators Group, Inc. (The)                                 72,346   5,976,503        0.1%
    NBT Bancorp, Inc.                                           234,647   6,649,896        0.1%
    Nelnet, Inc. Class A                                        199,626   8,366,326        0.1%
    New York Community Bancorp, Inc.                            474,826   7,136,635        0.1%
#*  NewStar Financial, Inc.                                     258,751   2,489,185        0.0%
*   Nicholas Financial, Inc.                                     12,795     135,883        0.0%
*   NMI Holdings, Inc. Class A                                  144,974     911,886        0.0%
    Northeast Bancorp                                             5,243      58,984        0.0%
    Northeast Community Bancorp, Inc.                            12,202      82,364        0.0%
    Northfield Bancorp, Inc.                                    291,809   4,628,091        0.1%
    Northrim BanCorp, Inc.                                       25,962     669,820        0.0%
    Northwest Bancshares, Inc.                                  722,979  10,136,166        0.1%
#   Norwood Financial Corp.                                         368      10,569        0.0%
#   Ocean Shore Holding Co.                                       6,734     120,269        0.0%
    OceanFirst Financial Corp.                                   72,565   1,413,566        0.0%
    OFG Bancorp                                                 261,756   2,311,305        0.0%
    Ohio Valley Banc Corp.                                        2,740      60,006        0.0%
#   Old National Bancorp.                                       766,472  10,270,725        0.1%
    Old Republic International Corp.                          1,795,740  33,203,233        0.4%
    Old Second Bancorp, Inc.                                     77,242     553,053        0.0%
    OneBeacon Insurance Group, Ltd. Class A                     145,227   1,800,815        0.0%
    Oppenheimer Holdings, Inc. Class A                           32,284     493,300        0.0%
    Opus Bank                                                    39,545   1,428,365        0.0%
    Oritani Financial Corp.                                     305,178   5,288,735        0.1%
    Pacific Continental Corp.                                    63,240   1,053,578        0.0%
*   Pacific Mercantile Bancorp                                   51,978     390,355        0.0%
*   Pacific Premier Bancorp, Inc.                                96,044   2,233,983        0.0%
#   PacWest Bancorp                                             759,885  30,380,202        0.4%
    Park National Corp.                                          11,552   1,060,474        0.0%
    Park Sterling Corp.                                         167,082   1,219,699        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Peapack Gladstone Financial Corp.                            42,745 $   818,139        0.0%
#   Penns Woods Bancorp, Inc.                                     7,848     326,634        0.0%
#   People's United Financial, Inc.                           2,975,454  46,119,537        0.6%
    Peoples Bancorp of North Carolina, Inc.                       2,810      54,261        0.0%
    Peoples Bancorp, Inc.                                        93,505   2,009,422        0.0%
#   Peoples Financial Services Corp.                              1,269      50,024        0.0%
*   PHH Corp.                                                   319,379   4,097,633        0.1%
*   Phoenix Cos., Inc. (The)                                     23,157     857,041        0.0%
*   PICO Holdings, Inc.                                         104,127   1,033,981        0.0%
    Pinnacle Financial Partners, Inc.                           259,717  12,770,285        0.2%
*   Piper Jaffray Cos.                                           60,533   2,524,831        0.0%
    Popular, Inc.                                               325,681   9,679,239        0.1%
    Preferred Bank                                               48,721   1,547,379        0.0%
    Premier Financial Bancorp, Inc.                              21,525     343,539        0.0%
#   Primerica, Inc.                                             269,815  13,372,031        0.2%
    PrivateBancorp, Inc.                                        311,608  12,966,009        0.2%
    ProAssurance Corp.                                          256,949  12,264,176        0.2%
#   Prosperity Bancshares, Inc.                                 504,558  26,625,526        0.4%
    Provident Financial Holdings, Inc.                           39,627     685,547        0.0%
    Provident Financial Services, Inc.                          332,870   6,650,743        0.1%
    Prudential Bancorp, Inc.                                      4,416      63,370        0.0%
    Pulaski Financial Corp.                                      34,655     560,371        0.0%
#   QCR Holdings, Inc.                                            9,528     245,537        0.0%
    RE/MAX Holdings, Inc. Class A                                 3,780     139,104        0.0%
*   Realogy Holdings Corp.                                      262,294   9,374,388        0.1%
*   Regional Management Corp.                                    50,137     828,263        0.0%
    Reinsurance Group of America, Inc.                          491,494  46,800,059        0.6%
#   RenaissanceRe Holdings, Ltd.                                350,778  38,904,788        0.5%
#   Renasant Corp.                                              225,866   7,756,238        0.1%
    Republic Bancorp, Inc. Class A                               33,284     908,986        0.0%
*   Republic First Bancorp, Inc.                                  2,800      13,020        0.0%
    Resource America, Inc. Class A                               88,834     561,431        0.0%
    Riverview Bancorp, Inc.                                      63,127     275,234        0.0%
    RLI Corp.                                                    62,036   3,857,398        0.1%
#   S&T Bancorp, Inc.                                           182,826   4,693,143        0.1%
*   Safeguard Scientifics, Inc.                                  90,660   1,251,108        0.0%
    Safety Insurance Group, Inc.                                110,522   6,256,650        0.1%
#   Sandy Spring Bancorp, Inc.                                  120,022   3,431,429        0.1%
*   Seacoast Banking Corp. of Florida                           144,177   2,338,551        0.0%
*   Security National Financial Corp. Class A                    24,507     120,574        0.0%
*   Select Bancorp, Inc.                                            700       5,733        0.0%
#   Selective Insurance Group, Inc.                             297,200  10,315,812        0.1%
    Shore Bancshares, Inc.                                        4,613      54,157        0.0%
    SI Financial Group, Inc.                                     11,051     153,830        0.0%
    Sierra Bancorp                                               37,822     666,045        0.0%
    Simmons First National Corp. Class A                         68,812   3,213,520        0.0%
*   SLM Corp.                                                    86,600     586,282        0.0%
    South State Corp.                                           163,209  11,421,366        0.2%
*   Southcoast Financial Corp.                                    1,800      24,552        0.0%
*   Southern First Bancshares, Inc.                               3,747      95,549        0.0%
    Southern Missouri Bancorp, Inc.                               2,186      54,147        0.0%
    Southern National Bancorp of Virginia, Inc.                   2,149      26,433        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   Southside Bancshares, Inc.                                  106,571 $ 3,112,939        0.0%
    Southwest Bancorp, Inc.                                     105,125   1,687,256        0.0%
    Southwest Georgia Financial Corp.                             2,355      34,795        0.0%
#*  St Joe Co. (The)                                             14,166     238,697        0.0%
    State Auto Financial Corp.                                  148,239   3,040,382        0.0%
#   State Bank Financial Corp.                                  129,118   2,695,984        0.0%
    Sterling Bancorp                                            910,607  14,879,318        0.2%
    Stewart Information Services Corp.                          124,738   4,343,377        0.1%
*   Stifel Financial Corp.                                      192,342   6,329,975        0.1%
    Stock Yards Bancorp, Inc.                                       946      38,256        0.0%
    Stonegate Bank                                                1,972      62,118        0.0%
*   Stratus Properties, Inc.                                      5,078     121,364        0.0%
    Suffolk Bancorp                                              91,874   2,204,057        0.0%
    Summit Financial Group, Inc.                                    889      16,607        0.0%
    Summit State Bank                                             2,721      38,434        0.0%
*   Sun Bancorp, Inc.                                            30,329     651,770        0.0%
    Sussex Bancorp                                                  639       8,595        0.0%
    Synovus Financial Corp.                                     689,126  21,473,166        0.3%
    Talmer Bancorp, Inc. Class A                                191,192   3,709,125        0.1%
    TCF Financial Corp.                                       1,196,375  16,318,555        0.2%
*   Tejon Ranch Co.                                               4,514     101,655        0.0%
    Territorial Bancorp, Inc.                                    29,758     780,552        0.0%
*   Texas Capital Bancshares, Inc.                              239,498  10,973,798        0.1%
    TheStreet, Inc.                                             116,295     127,925        0.0%
    Timberland Bancorp, Inc.                                     12,743     176,108        0.0%
    Tiptree Financial, Inc. Class A                             278,398   1,539,541        0.0%
#   Tompkins Financial Corp.                                     54,354   3,551,490        0.1%
    Towne Bank                                                  189,547   3,980,487        0.1%
*   Transcontinental Realty Investors, Inc.                         800       7,016        0.0%
    Trico Bancshares                                            130,608   3,515,967        0.1%
*   Trinity Place Holdings, Inc.                                 37,307     277,191        0.0%
#*  TriState Capital Holdings, Inc.                              33,960     453,706        0.0%
    TrustCo Bank Corp. NY                                       653,097   4,186,352        0.1%
#   Trustmark Corp.                                             442,373  10,842,562        0.1%
    Two River Bancorp                                             1,955      18,729        0.0%
#   UMB Financial Corp.                                         258,264  14,398,218        0.2%
#   Umpqua Holdings Corp.                                     1,961,372  31,048,519        0.4%
    Union Bankshares Corp.                                      264,657   6,989,591        0.1%
    United Bancshares, Inc.                                         466       8,481        0.0%
#   United Bankshares, Inc.                                     365,425  14,138,293        0.2%
    United Community Bancorp                                      1,645      24,066        0.0%
    United Community Banks, Inc.                                268,836   5,411,669        0.1%
    United Community Financial Corp.                            147,846     878,205        0.0%
    United Financial Bancorp, Inc.                              272,530   3,537,439        0.1%
    United Fire Group, Inc.                                     125,128   5,608,237        0.1%
#   United Insurance Holdings Corp.                              58,558     955,081        0.0%
*   United Security Bancshares                                    2,202      11,847        0.0%
    Unity Bancorp, Inc.                                          10,343     121,634        0.0%
    Univest Corp. of Pennsylvania                                54,861   1,082,956        0.0%
    Validus Holdings, Ltd.                                      638,880  29,445,979        0.4%
#   Valley National Bancorp                                   1,520,459  14,383,542        0.2%
    Value Line, Inc.                                                909      14,899        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Financials -- (Continued)
#   Virtus Investment Partners, Inc.                             50,035 $    3,913,738        0.1%
*   Walker & Dunlop, Inc.                                       243,026      5,358,723        0.1%
    Washington Federal, Inc.                                    683,710     16,607,316        0.2%
#   Washington Trust Bancorp, Inc.                               78,988      2,893,330        0.0%
    WashingtonFirst Bankshares, Inc.                              2,294         50,927        0.0%
    Waterstone Financial, Inc.                                  134,767      1,889,433        0.0%
    Wayne Savings Bancshares, Inc.                                  520          6,994        0.0%
#   Webster Financial Corp.                                     393,640     14,422,970        0.2%
#   WesBanco, Inc.                                              221,307      7,110,594        0.1%
    West BanCorp, Inc.                                           59,487      1,109,433        0.0%
    Westfield Financial, Inc.                                   125,966        964,900        0.0%
    White Mountains Insurance Group, Ltd.                        14,389     11,942,870        0.2%
    Wilshire Bancorp, Inc.                                      466,086      5,019,746        0.1%
    Wintrust Financial Corp.                                    362,080     18,835,402        0.3%
#   WR Berkley Corp.                                            546,312     30,593,472        0.4%
    WSFS Financial Corp.                                        114,435      3,906,811        0.1%
    WVS Financial Corp.                                             111          1,322        0.0%
    Yadkin Financial Corp.                                       94,215      2,357,259        0.0%
    Zions Bancorporation                                      1,832,160     50,421,043        0.7%
                                                                        --------------       ----
Total Financials                                                         2,010,729,384       26.1%
                                                                        --------------       ----
Health Care -- (4.6%)
    Aceto Corp.                                                 156,205      3,503,678        0.1%
#*  Acorda Therapeutics, Inc.                                   164,599      4,254,884        0.1%
*   Addus HomeCare Corp.                                        141,555      2,618,767        0.0%
#*  Air Methods Corp.                                           327,915     12,126,297        0.2%
#*  Albany Molecular Research, Inc.                             132,273      1,990,709        0.0%
*   Alere, Inc.                                                 361,163     14,085,357        0.2%
*   Allied Healthcare Products, Inc.                              2,597          1,766        0.0%
*   Allscripts Healthcare Solutions, Inc.                       997,926     13,372,208        0.2%
*   Almost Family, Inc.                                          63,506      2,667,887        0.0%
#*  Amedisys, Inc.                                               94,880      4,885,371        0.1%
*   American Shared Hospital Services                             4,548          9,096        0.0%
#*  Amphastar Pharmaceuticals, Inc.                              22,356        274,979        0.0%
*   Amsurg Corp.                                                296,815     24,036,079        0.3%
    Analogic Corp.                                              107,127      8,461,962        0.1%
*   AngioDynamics, Inc.                                         191,787      2,349,391        0.0%
#*  Anika Therapeutics, Inc.                                     77,526      3,539,837        0.1%
#*  Aratana Therapeutics, Inc.                                   42,100        253,021        0.0%
*   Arrhythmia Research Technology, Inc.                            600          2,475        0.0%
*   Aviragen Therapeutics, Inc.                                   4,190          6,620        0.0%
*   Bio-Rad Laboratories, Inc. Class A                           54,830      7,777,635        0.1%
#*  BioScrip, Inc.                                              223,453        589,916        0.0%
*   BioTelemetry, Inc.                                            3,981         62,621        0.0%
    Catalyst Biosciences, Inc.                                    4,640          6,496        0.0%
*   Centene Corp.                                                23,432      1,451,847        0.0%
#*  Community Health Systems, Inc.                              708,113     13,510,796        0.2%
#*  Concert Pharmaceuticals, Inc.                                 8,938        124,596        0.0%
    CONMED Corp.                                                169,792      7,032,785        0.1%
*   Cross Country Healthcare, Inc.                              140,852      1,750,790        0.0%
#   CryoLife, Inc.                                              204,360      2,534,064        0.0%
*   Cumberland Pharmaceuticals, Inc.                             90,380        429,305        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
*           Cutera, Inc.                                               64,523 $   752,338        0.0%
#*          Cynosure, Inc. Class A                                    174,489   8,539,492        0.1%
*           Derma Sciences, Inc.                                        4,978      17,323        0.0%
            Digirad Corp.                                              88,544     516,212        0.0%
#*          Electromed, Inc.                                           17,947      82,377        0.0%
*           Emergent Biosolutions, Inc.                               322,957  12,440,304        0.2%
*           Enzo Biochem, Inc.                                        127,370     634,303        0.0%
*           Exactech, Inc.                                             48,143   1,094,772        0.0%
*           Five Star Quality Care, Inc.                              279,841     682,812        0.0%
*           Genesis Healthcare, Inc.                                   16,244      40,935        0.0%
*           Greatbatch, Inc.                                          220,284   7,665,883        0.1%
*           Haemonetics Corp.                                         393,126  12,749,076        0.2%
#*          Halyard Health, Inc.                                      306,155   8,621,325        0.1%
*           Hanger, Inc.                                              203,498   1,402,101        0.0%
#*          Harvard Bioscience, Inc.                                  179,240     532,343        0.0%
*           HealthStream, Inc.                                         15,180     343,372        0.0%
*           Healthways, Inc.                                          297,985   3,471,525        0.0%
*           HMS Holdings Corp.                                        305,431   5,158,730        0.1%
*           Icad, Inc.                                                  4,000      21,160        0.0%
*           ICU Medical, Inc.                                          20,072   1,993,952        0.0%
#*          Impax Laboratories, Inc.                                  172,561   5,754,909        0.1%
#*          InfuSystems Holdings, Inc.                                 17,749      63,896        0.0%
*           Integra LifeSciences Holdings Corp.                       145,445  10,300,415        0.1%
*           Interpace Diagnostics Group, Inc.                         104,437      54,307        0.0%
            Invacare Corp.                                            210,922   2,370,763        0.0%
*           Juniper Pharmaceuticals, Inc.                               1,600      10,864        0.0%
            Kewaunee Scientific Corp.                                   8,388     141,254        0.0%
*           Kindred Biosciences, Inc.                                   2,800      10,332        0.0%
            Kindred Healthcare, Inc.                                  555,898   8,205,054        0.1%
            LeMaitre Vascular, Inc.                                    58,384     968,007        0.0%
*           LHC Group, Inc.                                           140,365   5,662,324        0.1%
*           LifePoint Health, Inc.                                    435,950  29,452,782        0.4%
*           Luminex Corp.                                             166,035   3,337,303        0.0%
*           Magellan Health, Inc.                                     192,741  13,580,531        0.2%
(degrees)*  Medcath Corp.                                             103,153          --        0.0%
#*          Medicines Co. (The)                                        23,220     826,400        0.0%
#*          MediciNova, Inc.                                           10,484      72,130        0.0%
*           Merit Medical Systems, Inc.                               287,308   5,817,987        0.1%
*           Misonix, Inc.                                               4,641      27,707        0.0%
#*          Molina Healthcare, Inc.                                   333,464  17,260,097        0.2%
            National HealthCare Corp.                                  32,844   2,116,796        0.0%
*           Nuvectra Corp.                                             74,611     627,105        0.0%
*           Omnicell, Inc.                                            241,411   7,691,354        0.1%
#*          OraSure Technologies, Inc.                                125,460     900,803        0.0%
*           Orthofix International NV                                 120,002   5,251,288        0.1%
#           Owens & Minor, Inc.                                       356,777  12,983,115        0.2%
*           PharMerica Corp.                                          186,106   4,399,546        0.1%
*           Prestige Brands Holdings, Inc.                            313,269  17,787,414        0.2%
*           Providence Service Corp. (The)                            130,958   6,526,947        0.1%
*           Rigel Pharmaceuticals, Inc.                                10,887      30,810        0.0%
*           RTI Surgical, Inc.                                        349,854   1,395,917        0.0%
*           Sagent Pharmaceuticals, Inc.                               56,987     663,329        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Health Care -- (Continued)
*   SciClone Pharmaceuticals, Inc.                              356,979 $  4,712,123        0.1%
#*  SeaSpine Holdings Corp.                                      54,894      819,018        0.0%
#   Select Medical Holdings Corp.                               708,924    9,485,403        0.1%
    Span-America Medical Systems, Inc.                            7,621      144,723        0.0%
#*  Stemline Therapeutics, Inc.                                   7,200       39,600        0.0%
*   Symmetry Surgical, Inc.                                      50,371      526,377        0.0%
#   Teleflex, Inc.                                               42,058    6,551,795        0.1%
#*  Triple-S Management Corp. Class B                           122,302    3,184,744        0.0%
    Universal American Corp.                                    468,446    3,485,238        0.1%
#*  WellCare Health Plans, Inc.                                  83,363    7,501,836        0.1%
*   Wright Medical Group NV                                       9,801      184,063        0.0%
                                                                        ------------        ---
Total Health Care                                                        401,397,976        5.2%
                                                                        ------------        ---
Industrials -- (18.3%)
    AAR Corp.                                                   206,357    4,960,822        0.1%
    ABM Industries, Inc.                                        359,206   11,555,657        0.2%
#   Acacia Research Corp.                                        25,386      122,361        0.0%
*   ACCO Brands Corp.                                           786,054    7,498,955        0.1%
    Acme United Corp.                                            12,718      214,807        0.0%
    Actuant Corp. Class A                                       476,070   12,715,830        0.2%
    ADT Corp. (The)                                           1,312,983   55,119,026        0.7%
#*  AECOM                                                     1,409,709   45,801,445        0.6%
*   Aegion Corp.                                                188,383    3,999,371        0.1%
*   AeroCentury Corp.                                               782        8,375        0.0%
#*  Aerovironment, Inc.                                         192,550    5,560,844        0.1%
#   AGCO Corp.                                                  856,026   45,771,710        0.6%
#   Air Lease Corp.                                             824,361   25,126,523        0.3%
*   Air Transport Services Group, Inc.                          390,767    5,505,907        0.1%
    Aircastle, Ltd.                                             217,494    4,719,620        0.1%
    Alamo Group, Inc.                                            63,138    3,563,509        0.0%
#   Alaska Air Group, Inc.                                       14,352    1,010,811        0.0%
    Albany International Corp. Class A                          170,500    6,869,445        0.1%
    Allied Motion Technologies, Inc.                              2,700       58,185        0.0%
*   Alpha PRO Tech, Ltd.                                         11,540       23,195        0.0%
    Altra Industrial Motion Corp.                               192,656    5,529,227        0.1%
    AMERCO                                                       78,430   27,607,360        0.4%
#*  Ameresco, Inc. Class A                                       46,269      206,822        0.0%
#   American Railcar Industries, Inc.                           121,307    4,974,800        0.1%
#   American Science & Engineering, Inc.                         30,513      874,197        0.0%
#*  American Superconductor Corp.                                 1,882       18,745        0.0%
*   AMREP Corp.                                                   7,243       32,231        0.0%
#   Applied Industrial Technologies, Inc.                       283,528   12,994,088        0.2%
*   ARC Document Solutions, Inc.                                148,747      612,838        0.0%
#   ArcBest Corp.                                               166,239    3,173,503        0.0%
    Argan, Inc.                                                 122,041    4,171,361        0.1%
    Astec Industries, Inc.                                      151,978    7,355,735        0.1%
*   Atlas Air Worldwide Holdings, Inc.                          151,882    6,066,167        0.1%
*   Avalon Holdings Corp. Class A                                 1,925        3,658        0.0%
*   Avis Budget Group, Inc.                                     664,700   16,683,970        0.2%
    AZZ, Inc.                                                    69,096    3,794,752        0.1%
*   Babcock & Wilcox Enterprises, Inc.                           20,463      467,580        0.0%
    Barnes Group, Inc.                                          330,866   10,749,836        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   Beacon Roofing Supply, Inc.                               295,097 $12,609,495        0.2%
*   BlueLinx Holdings, Inc.                                   164,702     110,350        0.0%
    Brady Corp. Class A                                       197,082   5,220,702        0.1%
    Briggs & Stratton Corp.                                   259,610   5,495,944        0.1%
#*  Broadwind Energy, Inc.                                      2,598       8,781        0.0%
*   CAI International, Inc.                                    99,494   1,016,829        0.0%
*   Casella Waste Systems, Inc. Class A                        19,723     141,217        0.0%
*   CBIZ, Inc.                                                364,262   3,708,187        0.1%
    CDI Corp.                                                 117,298     838,681        0.0%
    CECO Environmental Corp.                                   62,801     414,487        0.0%
    Celadon Group, Inc.                                       165,027   1,661,822        0.0%
*   Chart Industries, Inc.                                    223,241   5,746,223        0.1%
    Chicago Bridge & Iron Co. NV                              654,400  26,339,600        0.3%
    Chicago Rivet & Machine Co.                                 2,310      56,410        0.0%
#   CIRCOR International, Inc.                                104,506   5,899,364        0.1%
#*  Civeo Corp.                                               438,749     666,898        0.0%
#   CLARCOR, Inc.                                              22,361   1,314,156        0.0%
#*  Clean Harbors, Inc.                                       289,877  14,319,924        0.2%
#*  Colfax Corp.                                               97,963   3,176,940        0.0%
    Columbus McKinnon Corp.                                   115,309   1,903,752        0.0%
    Comfort Systems USA, Inc.                                  98,377   2,901,138        0.0%
*   Commercial Vehicle Group, Inc.                             17,488      44,944        0.0%
    Compx International, Inc.                                   5,019      53,578        0.0%
*   Continental Building Products, Inc.                        28,184     552,688        0.0%
*   Continental Materials Corp.                                   125       1,854        0.0%
#   Copa Holdings SA Class A                                  190,342  12,134,302        0.2%
#   Covanta Holding Corp.                                     843,988  13,723,245        0.2%
*   Covenant Transportation Group, Inc. Class A                94,366   1,878,827        0.0%
*   CPI Aerostructures, Inc.                                   30,852     212,879        0.0%
*   CRA International, Inc.                                    51,789   1,123,821        0.0%
    Crane Co.                                                  16,870     937,466        0.0%
    Cubic Corp.                                               107,030   4,449,237        0.1%
    Curtiss-Wright Corp.                                      308,443  23,620,565        0.3%
*   DigitalGlobe, Inc.                                        392,474   8,697,224        0.1%
    Douglas Dynamics, Inc.                                    199,266   4,565,184        0.1%
*   Ducommun, Inc.                                             59,213     942,079        0.0%
#*  Dycom Industries, Inc.                                    113,513   8,014,018        0.1%
#   Dynamic Materials Corp.                                    64,392     629,110        0.0%
    Eastern Co. (The)                                          16,266     271,805        0.0%
*   Echo Global Logistics, Inc.                                63,697   1,488,599        0.0%
    Ecology and Environment, Inc. Class A                       8,425      92,254        0.0%
    EMCOR Group, Inc.                                         232,446  11,268,982        0.1%
    Encore Wire Corp.                                         126,783   4,849,450        0.1%
#*  Energy Recovery, Inc.                                      49,534     602,333        0.0%
    EnerSys                                                   248,774  14,520,938        0.2%
*   Engility Holdings, Inc.                                    67,369   1,325,148        0.0%
    Ennis, Inc.                                               150,640   2,943,506        0.0%
    EnPro Industries, Inc.                                    144,137   8,443,545        0.1%
    ESCO Technologies, Inc.                                   143,662   5,528,114        0.1%
#   Espey Manufacturing & Electronics Corp.                     7,809     191,321        0.0%
    Essendant, Inc.                                           226,821   6,983,819        0.1%
*   Esterline Technologies Corp.                              118,846   8,159,966        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
*   ExOne Co. (The)                                                 900 $    11,898        0.0%
    Federal Signal Corp.                                        683,045   9,350,886        0.1%
#   Fluor Corp.                                                 368,157  20,123,462        0.3%
    Forward Air Corp.                                             2,438     111,124        0.0%
*   Franklin Covey Co.                                          125,447   2,066,112        0.0%
#   Franklin Electric Co., Inc.                                 260,123   8,217,286        0.1%
    FreightCar America, Inc.                                     92,957   1,594,213        0.0%
*   FTI Consulting, Inc.                                        313,044  12,615,673        0.2%
*   Fuel Tech, Inc.                                              51,222      88,102        0.0%
    G&K Services, Inc. Class A                                   53,774   3,799,133        0.1%
#   GATX Corp.                                                  231,825  10,650,040        0.1%
*   Gencor Industries, Inc.                                      25,929     374,155        0.0%
#   General Cable Corp.                                         351,296   5,494,269        0.1%
#*  Genesee & Wyoming, Inc. Class A                             330,030  21,488,253        0.3%
*   Gibraltar Industries, Inc.                                  165,612   4,380,437        0.1%
    Global Power Equipment Group, Inc.                           16,109      37,212        0.0%
#*  Golden Ocean Group, Ltd.                                    121,293     105,161        0.0%
*   Goldfield Corp. (The)                                        60,139     120,278        0.0%
#   Gorman-Rupp Co. (The)                                         7,309     206,772        0.0%
*   GP Strategies Corp.                                          71,457   1,667,806        0.0%
    Graham Corp.                                                 12,174     225,341        0.0%
    Granite Construction, Inc.                                  302,244  13,477,060        0.2%
*   Great Lakes Dredge & Dock Corp.                             354,255   1,618,945        0.0%
#   Greenbrier Cos., Inc. (The)                                 152,823   4,583,162        0.1%
#   Griffon Corp.                                               279,210   4,414,310        0.1%
    H&E Equipment Services, Inc.                                 63,589   1,286,405        0.0%
    Hardinge, Inc.                                               57,184     743,392        0.0%
#*  Hawaiian Holdings, Inc.                                     126,019   5,301,619        0.1%
    Heidrick & Struggles International, Inc.                    133,390   2,631,785        0.0%
*   Heritage-Crystal Clean, Inc.                                  8,311      86,434        0.0%
*   Hertz Global Holdings, Inc.                                  93,542     866,199        0.0%
*   Hill International, Inc.                                    142,280     603,267        0.0%
    Houston Wire & Cable Co.                                    143,392   1,048,196        0.0%
*   Hub Group, Inc. Class A                                     241,154   9,289,252        0.1%
    Hudson Global, Inc.                                         119,294     308,971        0.0%
#*  Hudson Technologies, Inc.                                    73,261     256,414        0.0%
    Hurco Cos., Inc.                                             41,642   1,348,368        0.0%
*   Huron Consulting Group, Inc.                                178,367   9,918,989        0.1%
    Hyster-Yale Materials Handling, Inc.                         76,420   4,680,725        0.1%
*   ICF International, Inc.                                     113,875   4,483,259        0.1%
#*  InnerWorkings, Inc.                                         118,089     964,787        0.0%
*   Innovative Solutions & Support, Inc.                          9,704      26,880        0.0%
    Insteel Industries, Inc.                                    107,645   3,120,629        0.0%
*   Integrated Electrical Services, Inc.                         41,643     502,631        0.0%
#   International Shipholding Corp.                              11,479      28,698        0.0%
#*  Intersections, Inc.                                          43,923     104,976        0.0%
    ITT Corp.                                                   143,470   5,504,944        0.1%
*   Jacobs Engineering Group, Inc.                            1,268,043  56,529,357        0.7%
*   JetBlue Airways Corp.                                       609,806  12,068,061        0.2%
#   Joy Global, Inc.                                            349,127   7,436,405        0.1%
    Kadant, Inc.                                                 36,328   1,720,131        0.0%
#   Kaman Corp.                                                 192,323   8,094,875        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    KBR, Inc.                                                  52,600 $   818,456        0.0%
    Kelly Services, Inc. Class A                              198,377   3,723,536        0.1%
#   Kennametal, Inc.                                          136,950   3,201,891        0.0%
*   Key Technology, Inc.                                       23,834     213,314        0.0%
    Kimball International, Inc. Class B                        86,922   1,011,772        0.0%
#*  Kirby Corp.                                               434,489  27,729,088        0.4%
#*  KLX, Inc.                                                 175,512   5,918,265        0.1%
#   Knight Transportation, Inc.                               549,253  14,593,652        0.2%
    Korn/Ferry International                                  411,882  11,178,477        0.1%
#*  Kratos Defense & Security Solutions, Inc.                 447,838   2,378,020        0.0%
*   Lawson Products, Inc.                                      38,474     753,706        0.0%
#*  Layne Christensen Co.                                      99,974     888,769        0.0%
    LB Foster Co. Class A                                      62,371   1,227,461        0.0%
*   LMI Aerospace, Inc.                                        73,537     646,390        0.0%
    LS Starrett Co. (The) Class A                              24,580     265,956        0.0%
    LSI Industries, Inc.                                      215,621   2,727,606        0.0%
*   Lydall, Inc.                                               84,161   3,096,283        0.0%
    Macquarie Infrastructure Corp.                            129,193   9,093,895        0.1%
#*  Manitex International, Inc.                                 9,272      61,566        0.0%
#   Manitowoc Co., Inc. (The)                                 708,905   4,040,759        0.1%
#*  Manitowoc Foodservice, Inc.                               708,905  10,640,664        0.1%
#   ManpowerGroup, Inc.                                       207,128  15,955,070        0.2%
    Marten Transport, Ltd.                                    171,197   3,194,536        0.0%
#*  MasTec, Inc.                                              587,546  13,313,792        0.2%
    Matson, Inc.                                              299,403  11,640,789        0.2%
    Matthews International Corp. Class A                      235,143  12,377,928        0.2%
    McGrath RentCorp                                          153,454   3,741,209        0.1%
*   Mercury Systems, Inc.                                     250,404   5,263,492        0.1%
*   MFRI, Inc.                                                 27,948     195,077        0.0%
    Miller Industries, Inc.                                    66,070   1,404,648        0.0%
*   Mistras Group, Inc.                                        96,847   2,360,161        0.0%
#   Mobile Mini, Inc.                                         337,436  10,882,311        0.1%
*   Moog, Inc. Class A                                        211,507  10,334,232        0.1%
*   MRC Global, Inc.                                          686,127   9,592,055        0.1%
    Mueller Industries, Inc.                                  377,248  11,905,947        0.2%
    Mueller Water Products, Inc. Class A                       39,914     429,076        0.0%
#   Multi-Color Corp.                                           8,710     521,119        0.0%
*   MYR Group, Inc.                                           133,293   3,400,304        0.0%
    National Presto Industries, Inc.                            7,322     638,405        0.0%
*   Navigant Consulting, Inc.                                 301,578   4,813,185        0.1%
#*  NL Industries, Inc.                                        87,722     269,307        0.0%
    NN, Inc.                                                  154,276   2,320,311        0.0%
*   Northwest Pipe Co.                                         58,958     636,157        0.0%
#*  NV5 Global, Inc.                                           12,840     318,817        0.0%
*   On Assignment, Inc.                                       377,584  13,615,679        0.2%
    Orbital ATK, Inc.                                         261,628  22,761,636        0.3%
#*  Orion Energy Systems, Inc.                                 75,467     111,691        0.0%
#*  Orion Marine Group, Inc.                                   90,385     527,848        0.0%
#   Oshkosh Corp.                                             455,776  22,264,658        0.3%
    Owens Corning                                             744,538  34,300,866        0.4%
#*  PAM Transportation Services, Inc.                          19,456     480,758        0.0%
    Park-Ohio Holdings Corp.                                   12,171     309,752        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
*   Patriot Transportation Holding, Inc.                          4,683 $    96,891        0.0%
*   Pendrell Corp.                                               20,276      10,440        0.0%
#*  Perma-Fix Environmental Services                             15,435      59,733        0.0%
    Powell Industries, Inc.                                      59,140   1,840,437        0.0%
*   PowerSecure International, Inc.                             194,617   3,643,230        0.0%
#   Preformed Line Products Co.                                  21,066     884,140        0.0%
#   Primoris Services Corp.                                     221,864   5,189,399        0.1%
    Providence and Worcester Railroad Co.                         2,567      40,815        0.0%
    Quad/Graphics, Inc.                                         108,446   1,360,997        0.0%
    Quanex Building Products Corp.                              253,853   4,782,591        0.1%
#*  Quanta Services, Inc.                                     1,241,879  29,457,370        0.4%
#*  Radiant Logistics, Inc.                                      21,000      82,740        0.0%
#   Raven Industries, Inc.                                      170,896   2,749,717        0.0%
#*  RBC Bearings, Inc.                                          100,564   7,371,341        0.1%
    RCM Technologies, Inc.                                       41,207     215,925        0.0%
    Regal Beloit Corp.                                          250,067  16,109,316        0.2%
    Resources Connection, Inc.                                  267,041   3,944,196        0.1%
*   Roadrunner Transportation Systems, Inc.                     191,015   2,257,797        0.0%
*   RPX Corp.                                                   272,540   3,019,743        0.0%
*   Rush Enterprises, Inc. Class A                              161,773   3,185,310        0.0%
*   Rush Enterprises, Inc. Class B                                1,650      32,093        0.0%
    Ryder System, Inc.                                          400,103  27,575,099        0.4%
*   Saia, Inc.                                                  165,690   4,791,755        0.1%
*   SIFCO Industries, Inc.                                       16,504     176,098        0.0%
    Simpson Manufacturing Co., Inc.                             303,151  11,398,478        0.1%
    SkyWest, Inc.                                               262,735   6,174,273        0.1%
*   SL Industries, Inc.                                          16,927     676,741        0.0%
*   SP Plus Corp.                                                57,016   1,270,316        0.0%
*   Sparton Corp.                                                52,403   1,124,568        0.0%
*   Spirit Airlines, Inc.                                        37,392   1,642,631        0.0%
    SPX Corp.                                                    29,913     481,599        0.0%
*   SPX FLOW, Inc.                                               29,913     896,193        0.0%
    Standex International Corp.                                  31,706   2,431,533        0.0%
    Steelcase, Inc. Class A                                     265,389   4,049,836        0.1%
*   Sterling Construction Co., Inc.                             137,774     721,936        0.0%
    Supreme Industries, Inc. Class A                             32,250     400,868        0.0%
#*  Swift Transportation Co.                                    103,851   1,726,004        0.0%
    TAL International Group, Inc.                               235,760   4,031,496        0.1%
*   Team, Inc.                                                  136,921   3,933,740        0.1%
*   Teledyne Technologies, Inc.                                   7,686     714,414        0.0%
    Terex Corp.                                                 492,666  11,769,791        0.2%
    Tetra Tech, Inc.                                            373,375  10,977,225        0.1%
#   Textainer Group Holdings, Ltd.                               10,689     164,931        0.0%
*   Thermon Group Holdings, Inc.                                180,132   3,375,674        0.0%
    Timken Co. (The)                                            139,202   4,959,767        0.1%
#   Titan International, Inc.                                   253,143   1,678,338        0.0%
#*  Titan Machinery, Inc.                                       121,425   1,578,525        0.0%
*   Transcat, Inc.                                                5,948      63,227        0.0%
*   TRC Cos., Inc.                                               94,219     806,515        0.0%
*   TriMas Corp.                                                267,567   4,842,963        0.1%
#   Trinity Industries, Inc.                                  1,554,911  30,336,314        0.4%
#   Triumph Group, Inc.                                         273,066   9,879,528        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Industrials -- (Continued)
*   TrueBlue, Inc.                                              320,091 $    5,982,501        0.1%
*   Tutor Perini Corp.                                          294,343      4,656,506        0.1%
    Twin Disc, Inc.                                              49,235        652,364        0.0%
*   Ultralife Corp.                                              85,616        404,108        0.0%
    UniFirst Corp.                                               83,023      8,998,033        0.1%
*   United Rentals, Inc.                                        289,908     19,403,542        0.3%
    Universal Forest Products, Inc.                             101,566      7,785,034        0.1%
    US Ecology, Inc.                                             20,009        901,005        0.0%
*   USA Truck, Inc.                                              53,420        946,602        0.0%
#   Valmont Industries, Inc.                                    107,688     15,117,241        0.2%
*   Vectrus, Inc.                                                14,804        319,174        0.0%
#*  Veritiv Corp.                                                24,013        985,013        0.0%
*   Versar, Inc.                                                 42,347        107,985        0.0%
    Viad Corp.                                                  111,460      3,315,935        0.0%
*   Virco Manufacturing Corp.                                    19,199         61,437        0.0%
*   Volt Information Sciences, Inc.                              54,923        412,472        0.0%
    VSE Corp.                                                    21,278      1,320,087        0.0%
*   Wabash National Corp.                                       648,500      9,241,125        0.1%
#   Waste Connections, Inc.                                     640,339     43,082,008        0.6%
    Watts Water Technologies, Inc. Class A                      202,456     11,311,217        0.1%
    Werner Enterprises, Inc.                                    497,674     12,611,059        0.2%
#*  Wesco Aircraft Holdings, Inc.                               433,386      6,253,760        0.1%
#*  WESCO International, Inc.                                   251,103     14,762,345        0.2%
*   Willdan Group, Inc.                                           4,232         45,494        0.0%
#*  Willis Lease Finance Corp.                                   12,818        309,939        0.0%
    Woodward, Inc.                                               60,973      3,305,346        0.0%
#*  XPO Logistics, Inc.                                          58,605      1,766,355        0.0%
                                                                        --------------       ----
Total Industrials                                                        1,592,234,334       20.6%
                                                                        --------------       ----
Information Technology -- (11.8%)
*   Actua Corp.                                                 270,358      2,562,994        0.0%
#*  Acxiom Corp.                                                561,598     12,338,308        0.2%
*   ADDvantage Technologies Group, Inc.                          11,887         22,110        0.0%
    ADTRAN, Inc.                                                469,363      9,068,093        0.1%
*   Advanced Energy Industries, Inc.                            155,113      5,017,906        0.1%
*   Agilysys, Inc.                                               84,556        903,058        0.0%
#*  Alpha & Omega Semiconductor, Ltd.                           155,540      2,020,465        0.0%
*   Amkor Technology, Inc.                                    1,190,635      6,798,526        0.1%
#*  Amtech Systems, Inc.                                         54,293        339,331        0.0%
*   Anixter International, Inc.                                  90,981      5,668,116        0.1%
#*  ARRIS International P.L.C.                                  826,629     18,822,342        0.3%
*   Arrow Electronics, Inc.                                     803,639     49,905,982        0.7%
    Astro-Med, Inc.                                              24,407        349,508        0.0%
*   Aviat Networks, Inc.                                        241,458        184,232        0.0%
*   Avid Technology, Inc.                                        11,334         63,244        0.0%
    Avnet, Inc.                                               1,231,625     50,644,420        0.7%
#   AVX Corp.                                                   642,047      8,487,861        0.1%
*   Aware, Inc.                                                  57,672        240,492        0.0%
*   Axcelis Technologies, Inc.                                  488,171      1,396,169        0.0%
*   AXT, Inc.                                                   186,167        478,449        0.0%
*   Bankrate, Inc.                                              241,008      2,202,813        0.0%
    Bel Fuse, Inc. Class A                                        3,065         47,967        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                       54,847 $   913,751        0.0%
*   Benchmark Electronics, Inc.                                 298,403   5,794,986        0.1%
    Black Box Corp.                                              92,088   1,346,327        0.0%
*   Blucora, Inc.                                               269,494   2,158,647        0.0%
#*  BroadVision, Inc.                                            22,469     146,273        0.0%
    Brocade Communications Systems, Inc.                      1,582,219  15,205,125        0.2%
    Brooks Automation, Inc.                                     375,735   3,554,453        0.1%
*   BSQUARE Corp.                                               103,782     646,562        0.0%
    Cabot Microelectronics Corp.                                115,166   4,824,304        0.1%
*   CACI International, Inc. Class A                            145,937  14,031,843        0.2%
*   Calix, Inc.                                                 297,627   2,062,555        0.0%
*   Cartesian, Inc.                                               4,096       6,963        0.0%
*   Cascade Microtech, Inc.                                      90,907   1,900,865        0.0%
*   Ceva, Inc.                                                   13,291     306,490        0.0%
*   Checkpoint Systems, Inc.                                    206,005   2,084,771        0.0%
*   CIBER, Inc.                                                 478,961   1,111,190        0.0%
#*  Cirrus Logic, Inc.                                          573,414  20,700,245        0.3%
    ClearOne, Inc.                                                  200       2,170        0.0%
*   Coherent, Inc.                                              159,812  14,926,441        0.2%
    Cohu, Inc.                                                  148,674   1,718,671        0.0%
    Communications Systems, Inc.                                 39,335     252,924        0.0%
    Computer Task Group, Inc.                                    20,131     103,473        0.0%
    Comtech Telecommunications Corp.                            130,843   3,166,401        0.0%
    Concurrent Computer Corp.                                    43,478     263,477        0.0%
#   Convergys Corp.                                             590,305  15,643,082        0.2%
#*  Covisint Corp.                                               23,933      44,276        0.0%
#*  Cree, Inc.                                                  686,911  16,836,189        0.2%
#   CSG Systems International, Inc.                              63,332   2,810,674        0.0%
    CSP, Inc.                                                     3,924      25,624        0.0%
    CTS Corp.                                                   162,305   2,689,394        0.0%
*   CyberOptics Corp.                                            23,180     406,809        0.0%
#   Cypress Semiconductor Corp.                                 244,070   2,203,952        0.0%
#   Daktronics, Inc.                                            261,258   2,272,945        0.0%
*   Datalink Corp.                                              142,336   1,142,958        0.0%
*   Demand Media, Inc.                                          226,783   1,335,752        0.0%
*   DHI Group, Inc.                                             721,704   5,131,315        0.1%
*   Digi International, Inc.                                    144,365   1,525,938        0.0%
*   Diodes, Inc.                                                259,537   4,832,579        0.1%
*   DSP Group, Inc.                                             117,421   1,115,500        0.0%
*   DTS, Inc.                                                   125,322   2,734,526        0.0%
    EarthLink Holdings Corp.                                    340,035   1,975,603        0.0%
#*  Echelon Corp.                                                 2,023      11,228        0.0%
*   EchoStar Corp. Class A                                      317,452  12,990,136        0.2%
*   Edgewater Technology, Inc.                                   33,947     288,550        0.0%
    Electro Rent Corp.                                          128,361   1,284,894        0.0%
*   Electro Scientific Industries, Inc.                         210,509   1,484,088        0.0%
*   Electronics for Imaging, Inc.                               329,384  13,122,659        0.2%
*   Emcore Corp.                                                164,316     936,601        0.0%
#*  EnerNOC, Inc.                                               245,488   1,674,228        0.0%
*   Entegris, Inc.                                              949,355  12,616,928        0.2%
    Epiq Systems, Inc.                                          198,558   2,932,702        0.0%
*   ePlus, Inc.                                                  38,437   3,089,950        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
*   Everi Holdings, Inc.                                        378,314 $   635,568        0.0%
*   Everyday Health, Inc.                                        31,626     183,431        0.0%
    Evolving Systems, Inc.                                        4,622      26,623        0.0%
*   Exar Corp.                                                  235,289   1,435,263        0.0%
*   ExlService Holdings, Inc.                                   158,399   7,664,928        0.1%
*   Fabrinet                                                    263,829   8,434,613        0.1%
*   Fairchild Semiconductor International, Inc.                 720,838  14,416,760        0.2%
#*  FARO Technologies, Inc.                                      64,552   1,874,590        0.0%
#*  Finisar Corp.                                               654,866  10,779,094        0.1%
*   First Solar, Inc.                                           695,904  38,859,279        0.5%
*   Flextronics International, Ltd.                           1,687,659  20,505,057        0.3%
*   FormFactor, Inc.                                            377,938   2,910,123        0.0%
*   Frequency Electronics, Inc.                                  32,980     334,087        0.0%
*   GigPeak, Inc.                                                61,280     140,944        0.0%
    GlobalScape, Inc.                                             3,700      12,580        0.0%
#*  GrubHub, Inc.                                                63,069   1,653,669        0.0%
*   GSE Systems, Inc.                                            70,034     178,587        0.0%
*   GSI Group, Inc.                                              77,582   1,128,818        0.0%
#*  GSI Technology, Inc.                                         75,957     300,030        0.0%
    Hackett Group, Inc. (The)                                   125,752   1,871,190        0.0%
*   Harmonic, Inc.                                              549,890   1,902,619        0.0%
*   Higher One Holdings, Inc.                                    50,157     190,095        0.0%
#*  Hutchinson Technology, Inc.                                 119,479     436,098        0.0%
    IAC/InterActiveCorp                                          67,470   3,126,560        0.0%
*   ID Systems, Inc.                                             51,028     264,325        0.0%
#*  Identiv, Inc.                                                 7,955      21,160        0.0%
*   IEC Electronics Corp.                                         8,769      36,742        0.0%
*   II-VI, Inc.                                                 236,507   4,935,901        0.1%
*   Image Sensing Systems, Inc.                                   2,900       6,873        0.0%
*   Imation Corp.                                               181,899     285,581        0.0%
    Ingram Micro, Inc. Class A                                1,355,507  47,374,970        0.6%
*   Insight Enterprises, Inc.                                   219,712   5,429,084        0.1%
*   Internap Corp.                                              242,926     553,871        0.0%
    Intersil Corp. Class A                                      945,156  11,048,874        0.2%
*   inTEST Corp.                                                 12,894      48,997        0.0%
#*  Intevac, Inc.                                               108,084     525,288        0.0%
*   IntraLinks Holdings, Inc.                                   385,823   3,437,683        0.1%
*   IntriCon Corp.                                               10,021      60,026        0.0%
*   Iteris, Inc.                                                 25,917      64,274        0.0%
#*  Itron, Inc.                                                 252,984  10,402,702        0.1%
*   Ixia                                                        335,579   3,396,059        0.1%
    IXYS Corp.                                                  191,295   2,065,986        0.0%
    Jabil Circuit, Inc.                                       1,141,707  19,820,034        0.3%
#*  Kemet Corp.                                                 151,010     350,343        0.0%
*   Key Tronic Corp.                                             57,943     413,134        0.0%
*   Kimball Electronics, Inc.                                   134,833   1,475,073        0.0%
#*  Knowles Corp.                                               186,614   2,495,029        0.0%
#*  Kopin Corp.                                                 180,980     300,427        0.0%
*   Kulicke & Soffa Industries, Inc.                            423,399   4,538,837        0.1%
*   KVH Industries, Inc.                                        117,470   1,146,507        0.0%
#*  Lattice Semiconductor Corp.                                 625,168   3,482,186        0.1%
    Lexmark International, Inc. Class A                         431,473  16,654,858        0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
*   Limelight Networks, Inc.                                    463,572 $   811,251        0.0%
*   Liquidity Services, Inc.                                    137,523     767,378        0.0%
    Littelfuse, Inc.                                             51,089   5,950,847        0.1%
#*  Magnachip Semiconductor Corp.                                46,719     241,070        0.0%
    ManTech International Corp. Class A                         156,008   5,273,070        0.1%
    Marchex, Inc. Class B                                       155,433     660,590        0.0%
    Marvell Technology Group, Ltd.                            2,014,491  20,104,620        0.3%
#*  Mattson Technology, Inc.                                     85,463     311,940        0.0%
#*  MaxLinear, Inc. Class A                                       8,498     142,342        0.0%
#*  Maxwell Technologies, Inc.                                   60,404     387,794        0.0%
*   MeetMe, Inc.                                                161,153     551,143        0.0%
    Mentor Graphics Corp.                                       434,303   8,668,688        0.1%
    Methode Electronics, Inc.                                   195,938   5,825,237        0.1%
#*  Microsemi Corp.                                             399,848  13,510,864        0.2%
    MKS Instruments, Inc.                                       419,039  15,026,739        0.2%
    MOCON, Inc.                                                  12,717     188,212        0.0%
#*  ModusLink Global Solutions, Inc.                            329,635     481,267        0.0%
#*  Monster Worldwide, Inc.                                   1,002,989   3,209,565        0.1%
*   MoSys, Inc.                                                  10,117       4,857        0.0%
*   MRV Communications, Inc.                                      1,100      10,945        0.0%
*   Multi-Fineline Electronix, Inc.                             140,477   3,230,971        0.1%
*   Nanometrics, Inc.                                            56,286   1,005,268        0.0%
*   NAPCO Security Technologies, Inc.                            76,438     452,513        0.0%
    NCI, Inc. Class A                                            25,251     365,129        0.0%
*   NCR Corp.                                                   134,953   3,925,783        0.1%
#*  NeoPhotonics Corp.                                          305,313   3,660,703        0.1%
*   NETGEAR, Inc.                                               289,930  12,293,032        0.2%
*   Newport Corp.                                               251,237   5,775,939        0.1%
#*  Novatel Wireless, Inc.                                       76,794     117,495        0.0%
    NVE Corp.                                                     1,917     109,997        0.0%
#*  Oclaro, Inc.                                                 65,869     332,638        0.0%
*   ON Semiconductor Corp.                                    1,051,962   9,962,080        0.1%
    Optical Cable Corp.                                          28,064      70,441        0.0%
*   OSI Systems, Inc.                                           181,482   9,235,619        0.1%
*   PAR Technology Corp.                                         59,048     377,317        0.0%
    Park Electrochemical Corp.                                   87,633   1,429,294        0.0%
    PC Connection, Inc.                                         120,892   2,873,603        0.0%
    PC-Tel, Inc.                                                 42,442     190,140        0.0%
*   PCM, Inc.                                                    55,189     529,263        0.0%
*   PDF Solutions, Inc.                                          21,451     288,516        0.0%
*   Perceptron, Inc.                                             46,051     212,295        0.0%
*   Perficient, Inc.                                            259,715   5,422,849        0.1%
*   Photronics, Inc.                                            405,536   4,290,571        0.1%
*   Plexus Corp.                                                198,153   8,274,869        0.1%
*   Polycom, Inc.                                               877,052  10,480,771        0.1%
*   PRGX Global, Inc.                                            43,665     211,339        0.0%
*   Progress Software Corp.                                     334,846   8,545,270        0.1%
*   QLogic Corp.                                                637,073   8,339,286        0.1%
*   Qorvo, Inc.                                                 118,675   5,343,935        0.1%
*   Qualstar Corp.                                               33,400      16,099        0.0%
*   Qumu Corp.                                                   42,582     211,633        0.0%
*   Radisys Corp.                                               189,689     846,013        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  Rambus, Inc.                                              118,542 $ 1,377,458        0.0%
*   RealNetworks, Inc.                                        210,743     960,988        0.0%
    Reis, Inc.                                                 40,897   1,029,377        0.0%
*   Relm Wireless Corp.                                         8,250      41,085        0.0%
*   RetailMeNot, Inc.                                         228,476   1,926,053        0.0%
#   RF Industries, Ltd.                                        30,109      77,681        0.0%
    Richardson Electronics, Ltd.                               74,071     385,169        0.0%
#*  Rightside Group, Ltd.                                       2,646      23,920        0.0%
*   Rofin-Sinar Technologies, Inc.                            192,155   6,185,469        0.1%
*   Rogers Corp.                                              104,960   6,020,506        0.1%
*   Rovi Corp.                                                868,944  15,310,793        0.2%
*   Rudolph Technologies, Inc.                                291,723   4,046,198        0.1%
*   Sanmina Corp.                                             486,374  11,502,745        0.2%
*   ScanSource, Inc.                                          182,334   7,417,347        0.1%
*   SciQuest, Inc.                                             64,242     887,824        0.0%
#*  Seachange International, Inc.                             209,933     783,050        0.0%
*   Semtech Corp.                                              89,207   1,930,439        0.0%
#*  ServiceSource International, Inc.                          18,044      72,717        0.0%
*   ShoreTel, Inc.                                             94,220     576,626        0.0%
*   Sigma Designs, Inc.                                       237,960   1,506,287        0.0%
*   Silicon Laboratories, Inc.                                202,911   9,496,235        0.1%
*   SMTC Corp.                                                 30,286      48,760        0.0%
*   Sonus Networks, Inc.                                       95,244     786,715        0.0%
*   StarTek, Inc.                                              60,586     248,403        0.0%
#*  Super Micro Computer, Inc.                                275,075   7,402,268        0.1%
*   Support.com, Inc.                                         124,869     107,387        0.0%
*   Sykes Enterprises, Inc.                                   377,890  11,015,494        0.2%
#*  Synacor, Inc.                                              15,816      23,091        0.0%
*   Synchronoss Technologies, Inc.                              7,400     229,918        0.0%
#   SYNNEX Corp.                                              196,918  16,259,519        0.2%
*   Systemax, Inc.                                             69,001     624,459        0.0%
#*  Take-Two Interactive Software, Inc.                       200,177   6,842,050        0.1%
#*  Tangoe, Inc.                                               98,047     864,775        0.0%
*   Tech Data Corp.                                           344,559  23,667,758        0.3%
*   TechTarget, Inc.                                           57,294     444,601        0.0%
*   Telenav, Inc.                                             133,559     761,286        0.0%
    Tessco Technologies, Inc.                                  40,495     671,407        0.0%
*   TiVo, Inc.                                                 59,694     595,746        0.0%
*   Tremor Video, Inc.                                         28,774      57,836        0.0%
*   Trio-Tech International                                       979       3,231        0.0%
*   TTM Technologies, Inc.                                    576,259   3,757,209        0.1%
*   Ultra Clean Holdings, Inc.                                164,037     933,371        0.0%
*   Ultratech, Inc.                                           237,843   5,158,815        0.1%
*   United Online, Inc.                                        95,853   1,038,088        0.0%
*   Universal Security Instruments, Inc.                        1,353       5,398        0.0%
#*  Veeco Instruments, Inc.                                   167,746   3,088,204        0.0%
#*  Viavi Solutions, Inc.                                     505,769   3,292,556        0.1%
*   Vicon Industries, Inc.                                     22,202      19,982        0.0%
*   Virtusa Corp.                                              19,250     684,145        0.0%
#   Vishay Intertechnology, Inc.                              900,924  10,955,236        0.2%
*   Vishay Precision Group, Inc.                               57,269     856,744        0.0%
#*  Vringo, Inc.                                                5,552      10,549        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Information Technology -- (Continued)
#   Wayside Technology Group, Inc.                               12,218 $      201,597        0.0%
*   Westell Technologies, Inc. Class A                          113,872        138,924        0.0%
*   Wireless Telecom Group, Inc.                                 10,991         15,387        0.0%
*   Xcerra Corp.                                                264,356      1,559,700        0.0%
*   XO Group, Inc.                                              136,647      2,413,186        0.0%
*   Yelp, Inc.                                                   39,407        827,547        0.0%
*   YuMe, Inc.                                                   19,159         72,038        0.0%
*   Zynga, Inc. Class A                                       5,298,460     12,610,335        0.2%
                                                                        --------------       ----
Total Information Technology                                             1,027,986,575       13.3%
                                                                        --------------       ----
Materials -- (6.4%)
    A Schulman, Inc.                                            164,406      4,585,283        0.1%
#*  A. M. Castle & Co.                                          109,790        349,132        0.0%
    Airgas, Inc.                                                324,745     46,256,678        0.6%
#   Albemarle Corp.                                             453,652     30,013,616        0.4%
#   Allegheny Technologies, Inc.                                371,274      6,066,617        0.1%
#   American Vanguard Corp.                                     173,763      2,875,778        0.0%
    Ampco-Pittsburgh Corp.                                       36,637        699,400        0.0%
    Axiall Corp.                                                385,042      9,067,739        0.1%
    Bemis Co., Inc.                                             290,762     14,590,437        0.2%
*   Boise Cascade Co.                                           201,712      4,209,730        0.1%
    Cabot Corp.                                                 140,214      6,841,041        0.1%
    Calgon Carbon Corp.                                         359,347      5,889,697        0.1%
#   Carpenter Technology Corp.                                  318,536     11,279,360        0.2%
#*  Century Aluminum Co.                                        660,336      5,824,164        0.1%
    Chase Corp.                                                  27,019      1,520,900        0.0%
*   Chemtura Corp.                                              578,040     16,098,414        0.2%
*   Clearwater Paper Corp.                                      115,027      6,871,713        0.1%
*   Coeur Mining, Inc.                                          589,019      4,771,054        0.1%
#   Commercial Metals Co.                                       716,296     12,836,024        0.2%
*   Core Molding Technologies, Inc.                              41,394        485,552        0.0%
    Domtar Corp.                                                490,341     18,946,776        0.2%
    Ferroglobe P.L.C.                                            63,546        647,534        0.0%
#*  Flotek Industries, Inc.                                      52,914        500,037        0.0%
    Friedman Industries, Inc.                                    32,585        201,701        0.0%
    FutureFuel Corp.                                            186,784      2,099,452        0.0%
    Graphic Packaging Holding Co.                               169,769      2,254,532        0.0%
#   Greif, Inc. Class A                                         153,645      5,331,482        0.1%
#   Greif, Inc. Class B                                           1,645         75,818        0.0%
*   Handy & Harman, Ltd.                                          2,054         56,341        0.0%
#   Hawkins, Inc.                                                18,971        742,335        0.0%
    Haynes International, Inc.                                   60,250      2,261,183        0.0%
    HB Fuller Co.                                               376,611     16,842,044        0.2%
#   Hecla Mining Co.                                          1,679,892      7,240,335        0.1%
    Huntsman Corp.                                            1,381,941     21,751,751        0.3%
    Innophos Holdings, Inc.                                     118,328      4,373,403        0.1%
    Innospec, Inc.                                              221,096     10,692,203        0.1%
#*  Intrepid Potash, Inc.                                       130,738        167,345        0.0%
    Kaiser Aluminum Corp.                                        97,047      9,202,967        0.1%
    KapStone Paper and Packaging Corp.                          521,534      8,287,175        0.1%
    KMG Chemicals, Inc.                                          69,034      1,635,416        0.0%
*   Kraton Performance Polymers, Inc.                           219,754      4,990,613        0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Materials -- (Continued)
#            Kronos Worldwide, Inc.                                      120,851 $    803,659        0.0%
#*           Louisiana-Pacific Corp.                                     356,895    6,067,215        0.1%
#*           LSB Industries, Inc.                                        121,433    1,598,058        0.0%
             Materion Corp.                                              122,538    3,552,377        0.1%
#            McEwen Mining, Inc.                                          61,134      158,948        0.0%
             Mercer International, Inc.                                  335,681    2,819,720        0.0%
             Minerals Technologies, Inc.                                 200,553   12,013,125        0.2%
             Myers Industries, Inc.                                      113,748    1,533,323        0.0%
*            Northern Technologies International Corp.                     6,062       88,808        0.0%
#            Olin Corp.                                                  443,888    9,672,320        0.1%
             Olympic Steel, Inc.                                          74,977    1,695,980        0.0%
*            OMNOVA Solutions, Inc.                                      189,497    1,354,904        0.0%
             PH Glatfelter Co.                                           268,964    6,167,345        0.1%
#*           Platform Specialty Products Corp.                            74,546      767,824        0.0%
             Reliance Steel & Aluminum Co.                               690,878   51,104,246        0.7%
#*           Rentech, Inc.                                                17,429       60,479        0.0%
#*           Resolute Forest Products, Inc.                              251,028    1,458,473        0.0%
#            Royal Gold, Inc.                                             96,736    6,057,608        0.1%
             Schnitzer Steel Industries, Inc. Class A                    311,281    6,418,614        0.1%
             Schweitzer-Mauduit International, Inc.                      213,203    7,332,051        0.1%
#            Sonoco Products Co.                                         479,670   22,491,726        0.3%
             Steel Dynamics, Inc.                                      1,843,712   46,479,980        0.6%
             Stepan Co.                                                  113,648    6,965,486        0.1%
#*           Stillwater Mining Co.                                       504,865    6,159,353        0.1%
             SunCoke Energy, Inc.                                        348,466    2,589,102        0.0%
             Synalloy Corp.                                               21,013      177,980        0.0%
             TimkenSteel Corp.                                           168,707    2,149,327        0.0%
*            Trecora Resources                                            79,416      909,313        0.0%
             Tredegar Corp.                                               35,364      564,409        0.0%
#            Tronox, Ltd. Class A                                        245,802    1,789,439        0.0%
*            UFP Technologies, Inc.                                        3,305       82,129        0.0%
             United States Lime & Minerals, Inc.                          19,981    1,070,382        0.0%
#            United States Steel Corp.                                   866,240   16,553,846        0.2%
#*           Universal Stainless & Alloy Products, Inc.                   37,538      489,120        0.0%
             Westlake Chemical Corp.                                     148,897    7,473,140        0.1%
             Worthington Industries, Inc.                                253,488    9,569,172        0.1%
                                                                                 ------------        ---
Total Materials                                                                   555,671,753        7.2%
                                                                                 ------------        ---
Other -- (0.0%)
(degrees)*   FRD Acquisition Co. Escrow Shares                            55,628           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       137,957           --        0.0%
                                                                                 ------------        ---
Total Other                                                                                --        0.0%
                                                                                 ------------        ---
Telecommunication Services -- (1.3%)
*            Alaska Communications Systems Group, Inc.                   107,597      194,751        0.0%
             Atlantic Tele-Network, Inc.                                  76,344    5,489,897        0.1%
#*           Boingo Wireless, Inc.                                       252,031    1,938,118        0.0%
#            Consolidated Communications Holdings, Inc.                  138,706    3,279,010        0.0%
#            Frontier Communications Corp.                             9,001,366   50,047,595        0.7%
*            General Communication, Inc. Class A                         271,469    4,587,826        0.1%
*            Hawaiian Telcom Holdco, Inc.                                 11,838      272,629        0.0%
             IDT Corp. Class B                                           106,485    1,633,480        0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                                                   OF NET
                                                                         SHARES       VALUE+      ASSETS**
                                                                       ---------- -------------- ----------
Telecommunication Services -- (Continued)
#*           Iridium Communications, Inc.                                 320,634 $    2,587,516        0.0%
*            Lumos Networks Corp.                                         115,116      1,467,729        0.0%
#*           ORBCOMM, Inc.                                                489,224      4,848,210        0.1%
             Shenandoah Telecommunications Co.                            298,436      8,562,129        0.1%
             Spok Holdings, Inc.                                          117,884      2,002,849        0.0%
             Telephone & Data Systems, Inc.                               629,042     18,600,772        0.2%
*            United States Cellular Corp.                                 153,977      6,565,579        0.1%
*            Vonage Holdings Corp.                                        346,891      1,619,981        0.0%
#            Windstream Holdings, Inc.                                    407,933      3,540,859        0.1%
                                                                                  --------------      -----
Total Telecommunication Services                                                     117,238,930        1.5%
                                                                                  --------------      -----
Utilities -- (0.9%)
*            Calpine Corp.                                              1,031,160     16,271,705        0.2%
             Consolidated Water Co., Ltd.                                  32,635        453,300        0.0%
*            Dynegy, Inc.                                                 166,197      2,930,053        0.0%
#            Genie Energy, Ltd. Class B                                    73,387        540,862        0.0%
#            NRG Energy, Inc.                                           1,450,534     21,903,064        0.3%
#            Ormat Technologies, Inc.                                     119,483      5,185,562        0.1%
#            UGI Corp.                                                    668,383     26,895,732        0.4%
                                                                                  --------------      -----
Total Utilities                                                                       74,180,278        1.0%
                                                                                  --------------      -----
TOTAL COMMON STOCKS                                                                7,643,338,385       99.1%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                       200             --        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                         7,936            927        0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                10,318             --        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights    270,907             --        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                        927        0.0%
                                                                                  --------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       ----------
BONDS -- (0.0%)

Health Care -- (0.0%)
(degrees)#   Catalyst Biosciences, Inc.                                    35,083         34,382        0.0%
                                                                                  --------------
TOTAL INVESTMENT SECURITIES                                                        7,643,373,694
                                                                                  --------------

                                                                         SHARES
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid Reserves, 0.455%        90,311,754     90,311,754        1.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@         DFA Short Term Investment Fund                            84,218,990    974,413,712       12.6%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $7,924,272,349)                               $8,708,099,160      112.9%
                                                                                  ==============      =====

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  965,491,981           --   --    $  965,491,981
   Consumer Staples                269,307,417           --   --       269,307,417
   Energy                          629,099,757           --   --       629,099,757
   Financials                    2,010,729,384           --   --     2,010,729,384
   Health Care                     401,397,976           --   --       401,397,976
   Industrials                   1,592,234,334           --   --     1,592,234,334
   Information Technology        1,027,986,575           --   --     1,027,986,575
   Materials                       555,671,753           --   --       555,671,753
   Other                                    --           --   --                --
   Telecommunication Services      117,238,930           --   --       117,238,930
   Utilities                        74,180,278           --   --        74,180,278
Rights/Warrants                             -- $        927   --               927
Bonds
   Health Care                              --       34,382   --            34,382
Temporary Cash Investments          90,311,754           --   --        90,311,754
Securities Lending Collateral               --  974,413,712   --       974,413,712
Futures Contracts**                  2,420,645           --   --         2,420,645
                                -------------- ------------   --    --------------
TOTAL                           $7,736,070,784 $974,449,021   --    $8,710,519,805
                                ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
COMMON STOCKS -- (85.9%)

Consumer Discretionary -- (12.6%)
#*          1-800-Flowers.com, Inc. Class A                             162,952 $ 1,279,173        0.0%
#           A.H. Belo Corp. Class A                                     345,801   1,704,799        0.0%
#           Aaron's, Inc.                                             1,997,415  52,352,247        0.4%
#           Abercrombie & Fitch Co. Class A                           1,517,607  40,565,635        0.3%
#           AMC Entertainment Holdings, Inc. Class A                    209,893   5,914,785        0.1%
#           AMCON Distributing Co.                                        3,567     306,459        0.0%
#*          America's Car-Mart, Inc.                                      2,013      53,485        0.0%
#*          American Public Education, Inc.                             122,868   2,845,623        0.0%
#*          Apollo Education Group, Inc.                                313,876   2,448,233        0.0%
#           Arctic Cat, Inc.                                            104,651   1,740,346        0.0%
#*          Ascena Retail Group, Inc.                                 4,883,832  43,026,560        0.4%
#*          Ascent Capital Group, Inc. Class A                          186,534   2,811,067        0.0%
*           Ballantyne Strong, Inc.                                     301,480   1,362,690        0.0%
#*          Barnes & Noble Education, Inc.                            1,527,466  14,297,082        0.1%
#           Barnes & Noble, Inc.                                      2,631,493  30,920,043        0.3%
#           Bassett Furniture Industries, Inc.                          200,365   5,912,771        0.1%
            Beasley Broadcast Group, Inc. Class A                        75,568     289,425        0.0%
*           Belmond, Ltd. Class A                                     3,433,287  31,448,909        0.3%
(degrees)*  Big 4 Ranch, Inc.                                            73,300          --        0.0%
#           Big 5 Sporting Goods Corp.                                  549,431   6,642,621        0.1%
*           Biglari Holdings, Inc.                                        1,514     566,145        0.0%
#*          Black Diamond, Inc.                                         125,251     532,317        0.0%
#*          Boyd Gaming Corp.                                           130,805   2,438,205        0.0%
#*          Bridgepoint Education, Inc.                                  98,642     941,045        0.0%
#*          Build-A-Bear Workshop, Inc.                                 287,962   3,792,460        0.0%
#*          Cabela's, Inc.                                              117,266   6,115,422        0.1%
#           CalAtlantic Group, Inc.                                   1,373,287  44,453,300        0.4%
            Caleres, Inc.                                               233,798   5,894,048        0.1%
            Callaway Golf Co.                                         1,156,541  10,802,093        0.1%
#*          Cambium Learning Group, Inc.                                212,289     965,915        0.0%
            Canterbury Park Holding Corp.                                16,406     176,364        0.0%
#           Carriage Services, Inc.                                     375,289   9,168,310        0.1%
*           Century Casinos, Inc.                                       107,622     642,503        0.0%
#*          Century Communities, Inc.                                   150,467   2,594,051        0.0%
#           Children's Place, Inc. (The)                                399,652  31,136,887        0.3%
#*          Christopher & Banks Corp.                                   604,541   1,571,807        0.0%
            Churchill Downs, Inc.                                           131      17,578        0.0%
            Citi Trends, Inc.                                           214,133   3,845,829        0.0%
#*          Conn's, Inc.                                                305,446   4,196,828        0.0%
*           Container Store Group, Inc. (The)                            71,383     506,819        0.0%
#*          Cooper-Standard Holding, Inc.                                37,542   2,894,864        0.0%
#           Core-Mark Holding Co., Inc.                                 431,842  35,264,218        0.3%
#*          Crocs, Inc.                                                  82,297     687,180        0.0%
#           CSS Industries, Inc.                                        258,809   7,236,300        0.1%
            Culp, Inc.                                                      859      22,540        0.0%
*           Cumulus Media, Inc. Class A                               2,031,061     754,742        0.0%
#*          Del Frisco's Restaurant Group, Inc.                         176,283   2,808,188        0.0%
#*          Del Taco Restaurants, Inc.                                  100,629     910,692        0.0%
#*          Delta Apparel, Inc.                                         188,208   3,811,212        0.0%
#           Destination Maternity Corp.                                 101,093     704,618        0.0%
#           DeVry Education Group, Inc.                               1,815,267  31,494,882        0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Dillard's, Inc. Class A                                     141,319 $ 9,955,924        0.1%
#*  Dixie Group, Inc. (The)                                     358,701   1,693,069        0.0%
    Dover Motorsports, Inc.                                     319,398     734,615        0.0%
#   Educational Development Corp.                                 1,000      14,270        0.0%
*   Eldorado Resorts, Inc.                                      120,966   1,585,864        0.0%
*   Emerson Radio Corp.                                         156,037     124,830        0.0%
*   Emmis Communications Corp. Class A                          139,394      82,242        0.0%
#*  Entercom Communications Corp. Class A                       267,046   3,028,302        0.0%
#   Escalade, Inc.                                                5,576      66,522        0.0%
#   Ethan Allen Interiors, Inc.                                  19,709     670,894        0.0%
#*  EW Scripps Co. (The) Class A                              1,464,937  22,237,744        0.2%
#*  Federal-Mogul Holdings Corp.                                648,473   5,991,890        0.1%
#   Finish Line, Inc. (The) Class A                             731,348  14,444,123        0.1%
    Flanigan's Enterprises, Inc.                                  4,740      87,643        0.0%
#   Flexsteel Industries, Inc.                                  201,933   8,257,040        0.1%
#   Fred's, Inc. Class A                                        989,204  14,511,623        0.1%
#*  FTD Cos., Inc.                                              672,342  18,697,831        0.2%
#*  Full House Resorts, Inc.                                      5,132       8,314        0.0%
#*  Gaiam, Inc. Class A                                          61,530     407,944        0.0%
#   GameStop Corp. Class A                                      344,447  11,297,862        0.1%
*   Gaming Partners International Corp.                          38,540     348,787        0.0%
#   Gannett Co., Inc.                                           714,153  12,033,478        0.1%
#*  Genesco, Inc.                                               549,476  38,012,750        0.3%
    Graham Holdings Co. Class B                                   7,995   3,809,937        0.0%
*   Gray Television, Inc.                                     2,006,286  25,780,775        0.2%
*   Gray Television, Inc. Class A                                23,767     259,654        0.0%
*   Green Brick Partners, Inc.                                  191,679   1,412,674        0.0%
#   Group 1 Automotive, Inc.                                    849,486  55,930,158        0.5%
#   Guess?, Inc.                                              2,257,427  41,423,785        0.3%
#   Harte-Hanks, Inc.                                         1,566,362   2,850,779        0.0%
#   Haverty Furniture Cos., Inc.                                579,799  10,824,847        0.1%
    Haverty Furniture Cos., Inc. Class A                          5,701     107,749        0.0%
#*  Helen of Troy, Ltd.                                         725,897  72,248,528        0.6%
#   Hooker Furniture Corp.                                      286,945   7,116,236        0.1%
*   Horizon Global Corp.                                            852      10,454        0.0%
*   Houghton Mifflin Harcourt Co.                               171,873   3,525,115        0.0%
#*  Iconix Brand Group, Inc.                                  1,767,771  14,990,698        0.1%
    International Game Technology P.L.C.                        109,790   1,903,759        0.0%
    International Speedway Corp. Class A                        127,408   4,266,894        0.0%
#   Interval Leisure Group, Inc.                                124,197   1,753,662        0.0%
*   Intrawest Resorts Holdings, Inc.                            152,580   1,318,291        0.0%
*   Jaclyn, Inc.                                                 40,909     245,454        0.0%
#*  JAKKS Pacific, Inc.                                         595,367   4,465,252        0.0%
#*  JC Penney Co., Inc.                                       4,252,046  39,458,987        0.3%
    Johnson Outdoors, Inc. Class A                              208,359   5,027,703        0.0%
#*  K12, Inc.                                                   578,224   7,106,373        0.1%
    Kirkland's, Inc.                                              8,900     146,138        0.0%
#*  La Quinta Holdings, Inc.                                    297,244   3,795,806        0.0%
#*  Lakeland Industries, Inc.                                   143,869   1,250,222        0.0%
#*  Lee Enterprises, Inc.                                        69,744     149,252        0.0%
#   Libbey, Inc.                                                287,096   5,339,986        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                1,266,946  27,948,829        0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Lifetime Brands, Inc.                                       402,480 $ 6,950,830        0.1%
*   Lincoln Educational Services Corp.                            3,900       7,839        0.0%
#*  Live Nation Entertainment, Inc.                             223,960   4,810,661        0.0%
#*  Loral Space & Communications, Inc.                           34,110   1,251,155        0.0%
*   Luby's, Inc.                                                702,039   3,531,256        0.0%
#*  M/I Homes, Inc.                                             705,981  14,190,218        0.1%
#   Marcus Corp. (The)                                          561,043  10,856,182        0.1%
#*  MarineMax, Inc.                                             623,059  11,844,352        0.1%
#   Marriott Vacations Worldwide Corp.                          800,304  50,131,043        0.4%
#*  McClatchy Co. (The) Class A                               1,269,710   1,409,378        0.0%
    McRae Industries, Inc. Class A                               24,573     682,269        0.0%
#   MDC Holdings, Inc.                                        1,585,669  39,023,314        0.3%
#*  Media General, Inc.                                         564,216   9,777,863        0.1%
#   Meredith Corp.                                              433,397  22,237,600        0.2%
#*  Meritage Homes Corp.                                      1,454,025  49,480,471        0.4%
*   Modine Manufacturing Co.                                    512,015   5,534,882        0.1%
#*  Monarch Casino & Resort, Inc.                                 3,858      73,302        0.0%
#   Movado Group, Inc.                                          471,778  13,308,857        0.1%
#   NACCO Industries, Inc. Class A                              142,677   8,492,135        0.1%
#   National CineMedia, Inc.                                     24,440     347,048        0.0%
#*  Nevada Gold & Casinos, Inc.                                  83,887     171,968        0.0%
#   New Media Investment Group, Inc.                            261,256   4,193,159        0.0%
#*  New York & Co., Inc.                                        183,869     683,993        0.0%
*   Nobility Homes, Inc.                                          3,827      54,535        0.0%
#*  Office Depot, Inc.                                        2,241,530  13,180,196        0.1%
    P&F Industries, Inc. Class A                                 24,537     231,384        0.0%
#   Penske Automotive Group, Inc.                               544,844  21,319,746        0.2%
#*  Perfumania Holdings, Inc.                                    89,183     249,712        0.0%
#*  Perry Ellis International, Inc.                             468,634   8,927,478        0.1%
*   QEP Co., Inc.                                                42,217     687,082        0.0%
#*  Radio One, Inc. Class D                                     623,107   1,377,066        0.0%
#   RCI Hospitality Holdings, Inc.                              327,941   3,361,395        0.0%
#*  Reading International, Inc. Class A                         100,238   1,300,087        0.0%
*   Red Lion Hotels Corp.                                       556,751   4,398,333        0.0%
#*  Regis Corp.                                               1,801,695  24,629,171        0.2%
#   Rent-A-Center, Inc.                                       1,935,841  28,456,863        0.2%
    Rocky Brands, Inc.                                          206,508   2,488,421        0.0%
#*  Ruby Tuesday, Inc.                                        1,778,137   7,823,803        0.1%
#   Saga Communications, Inc. Class A                           155,199   6,526,118        0.1%
    Salem Media Group, Inc.                                     143,732   1,116,798        0.0%
#   Scholastic Corp.                                          1,409,712  51,285,323        0.4%
*   Sequential Brands Group, Inc.                                 9,025      50,089        0.0%
#*  Shiloh Industries, Inc.                                     265,557   1,712,843        0.0%
    Shoe Carnival, Inc.                                         595,937  15,273,865        0.1%
#*  Sizmek, Inc.                                                125,376     332,246        0.0%
#*  Skechers U.S.A., Inc. Class A                               848,773  28,051,948        0.2%
#*  Skullcandy, Inc.                                            494,908   1,687,636        0.0%
#   Sonic Automotive, Inc. Class A                              833,152  15,629,931        0.1%
*   Spanish Broadcasting System, Inc. Class A                     8,699      32,099        0.0%
#   Spartan Motors, Inc.                                        841,933   4,091,794        0.0%
#   Speedway Motorsports, Inc.                                1,019,177  17,855,981        0.2%
#   Stage Stores, Inc.                                          988,185   7,273,042        0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Discretionary -- (Continued)
#   Standard Motor Products, Inc.                               258,894 $    9,193,326        0.1%
#*  Stanley Furniture Co., Inc.                                  93,359        238,999        0.0%
*   Starz Class B                                                 2,327         58,571        0.0%
*   Stoneridge, Inc.                                             76,984      1,097,792        0.0%
#   Strattec Security Corp.                                      66,445      3,514,940        0.0%
#   Superior Industries International, Inc.                     777,698     20,313,472        0.2%
#   Superior Uniform Group, Inc.                                257,784      4,903,052        0.0%
*   Sypris Solutions, Inc.                                      231,951        264,424        0.0%
#   Tailored Brands, Inc.                                       562,658      9,801,502        0.1%
#*  Tilly's, Inc. Class A                                       101,647        639,360        0.0%
#   Time, Inc.                                                  841,309     12,367,242        0.1%
#*  TopBuild Corp.                                              493,177     15,396,986        0.1%
*   Townsquare Media, Inc. Class A                                2,300         24,472        0.0%
#*  Trans World Entertainment Corp.                             641,067      2,487,340        0.0%
#*  TRI Pointe Group, Inc.                                    2,764,451     32,067,632        0.3%
#*  Tuesday Morning Corp.                                     1,056,024      9,166,288        0.1%
*   Unifi, Inc.                                                 440,818     11,355,472        0.1%
#   Universal Technical Institute, Inc.                         121,183        478,673        0.0%
#*  Vera Bradley, Inc.                                          100,850      1,768,909        0.0%
#*  Vista Outdoor, Inc.                                         344,675     16,537,506        0.1%
#   Visteon Corp.                                               497,150     39,607,940        0.3%
#*  Vitamin Shoppe, Inc.                                        308,625      8,447,066        0.1%
#*  VOXX International Corp.                                    541,837      2,432,848        0.0%
#*  WCI Communities, Inc.                                       305,551      4,882,705        0.0%
#   Wendy's Co. (The)                                         5,573,089     60,523,746        0.5%
#*  West Marine, Inc.                                           668,724      6,700,614        0.1%
#   Weyco Group, Inc.                                            11,216        314,497        0.0%
#*  William Lyon Homes Class A                                  588,911      8,303,645        0.1%
#   Wolverine World Wide, Inc.                                  356,919      6,763,615        0.1%
#*  Zagg, Inc.                                                  489,407      3,920,150        0.0%
#*  Zumiez, Inc.                                                 23,156        388,558        0.0%
                                                                        --------------       ----
Total Consumer Discretionary                                             1,793,986,975       14.4%
                                                                        --------------       ----
Consumer Staples -- (3.5%)
#   Alico, Inc.                                                  10,308        298,004        0.0%
#*  Alliance One International, Inc.                            215,664      5,501,589        0.1%
#   Andersons, Inc. (The)                                       501,976     16,821,216        0.1%
*   Bridgford Foods Corp.                                        37,720        461,693        0.0%
*   CCA Industries, Inc.                                         32,097        106,883        0.0%
*   Central Garden & Pet Co.                                    327,825      5,333,713        0.1%
#*  Central Garden & Pet Co. Class A                          1,036,368     16,882,435        0.1%
*   Coffee Holding Co., Inc.                                      1,109          4,148        0.0%
#*  Craft Brew Alliance, Inc.                                   289,992      2,470,732        0.0%
*   Cuisine Solutions, Inc.                                     140,134        372,756        0.0%
#*  Darling Ingredients, Inc.                                 3,696,918     53,568,342        0.4%
#   Fresh Del Monte Produce, Inc.                             1,819,097     78,694,136        0.6%
#   Ingles Markets, Inc. Class A                                300,477     10,838,205        0.1%
#   John B. Sanfilippo & Son, Inc.                              214,257     11,854,840        0.1%
#*  Landec Corp.                                                732,554      8,241,232        0.1%
*   Mannatech, Inc.                                               6,862        143,004        0.0%
#   MGP Ingredients, Inc.                                       282,277      7,457,758        0.1%
#*  Natural Alternatives International, Inc.                    113,917      1,197,268        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Staples -- (Continued)
#   Nature's Sunshine Products, Inc.                              3,285 $     31,470        0.0%
*   Nutraceutical International Corp.                           135,233    3,190,146        0.0%
    Oil-Dri Corp. of America                                     73,605    2,455,463        0.0%
#*  Omega Protein Corp.                                         633,550   11,777,694        0.1%
#   Orchids Paper Products Co.                                    9,896      303,510        0.0%
#*  Post Holdings, Inc.                                       1,084,458   77,907,463        0.6%
#*  Revlon, Inc. Class A                                         33,302    1,213,192        0.0%
#*  Seaboard Corp.                                               18,550   55,705,650        0.5%
#*  Seneca Foods Corp. Class A                                  153,475    5,001,750        0.0%
*   Seneca Foods Corp. Class B                                   24,265      801,473        0.0%
*   Smart & Final Stores, Inc.                                   46,752      744,292        0.0%
    Snyder's-Lance, Inc.                                        648,389   20,728,996        0.2%
#   SpartanNash Co.                                           1,060,420   29,373,634        0.2%
#*  TreeHouse Foods, Inc.                                        79,349    7,014,452        0.1%
#*  United Natural Foods, Inc.                                  279,558    9,971,834        0.1%
#   Universal Corp.                                             844,111   46,046,255        0.4%
    Village Super Market, Inc. Class A                           63,057    1,538,591        0.0%
#   Weis Markets, Inc.                                          104,376    4,751,196        0.0%
                                                                        ------------        ---
Total Consumer Staples                                                   498,805,015        4.0%
                                                                        ------------        ---
Energy -- (8.8%)
#*  Abraxas Petroleum Corp.                                     187,294      284,687        0.0%
    Adams Resources & Energy, Inc.                              110,756    4,457,929        0.0%
#   Alon USA Energy, Inc.                                     2,431,414   25,529,847        0.2%
#   Archrock, Inc.                                            2,471,443   24,343,714        0.2%
#   Atwood Oceanics, Inc.                                     1,040,139   10,047,743        0.1%
*   Barnwell Industries, Inc.                                   142,853      242,850        0.0%
#*  Basic Energy Services, Inc.                                 907,735    2,904,752        0.0%
#*  Bonanza Creek Energy, Inc.                                  185,674      720,415        0.0%
#   Bristow Group, Inc.                                       1,402,194   32,138,286        0.3%
#*  C&J Energy Services, Ltd.                                   302,193      438,180        0.0%
#*  Callon Petroleum Co.                                      1,687,355   17,734,101        0.1%
#*  Clayton Williams Energy, Inc.                                71,633    1,298,706        0.0%
#*  Cloud Peak Energy, Inc.                                   1,423,842    3,146,691        0.0%
#   CONSOL Energy, Inc.                                       1,401,005   21,085,125        0.2%
#*  Contango Oil & Gas Co.                                      445,184    5,600,415        0.0%
#   CVR Energy, Inc.                                             25,677      623,438        0.0%
#*  Dawson Geophysical Co.                                      379,017    1,948,147        0.0%
#   Delek US Holdings, Inc.                                   2,500,656   39,735,424        0.3%
#   DHT Holdings, Inc.                                        3,273,745   18,791,296        0.2%
#   Diamond Offshore Drilling, Inc.                           1,357,884   32,942,266        0.3%
#*  Dorian LPG, Ltd.                                            447,081    4,542,343        0.0%
#*  Dril-Quip, Inc.                                             285,896   18,531,779        0.2%
*   EP Energy Corp. Class A                                     144,288      708,454        0.0%
#*  Era Group, Inc.                                             686,180    6,539,295        0.1%
#*  Exterran Corp.                                            1,235,721   18,906,531        0.2%
#*  Forum Energy Technologies, Inc.                           1,152,653   19,295,411        0.2%
#   GasLog, Ltd.                                                645,398    8,267,548        0.1%
*   Gastar Exploration, Inc.                                     39,103       77,815        0.0%
#   Green Plains, Inc.                                        1,231,348   22,287,399        0.2%
#   Gulf Island Fabrication, Inc.                               370,650    2,783,582        0.0%
#*  Gulfmark Offshore, Inc. Class A                             770,718    5,225,468        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Energy -- (Continued)
#   Hallador Energy Co.                                          62,956 $    294,005        0.0%
#*  Harvest Natural Resources, Inc.                              53,247       30,351        0.0%
#*  Helix Energy Solutions Group, Inc.                        3,568,727   30,798,114        0.3%
#*  Hornbeck Offshore Services, Inc.                          1,167,494   13,706,380        0.1%
#*  ION Geophysical Corp.                                        12,650      115,874        0.0%
#*  Key Energy Services, Inc.                                   764,234      404,203        0.0%
#*  Kosmos Energy, Ltd.                                         217,900    1,411,992        0.0%
#*  Matador Resources Co.                                        70,764    1,524,964        0.0%
*   Matrix Service Co.                                           71,346    1,344,159        0.0%
*   McDermott International, Inc.                             2,572,775   11,680,399        0.1%
*   Mexco Energy Corp.                                              733        1,829        0.0%
#*  Mitcham Industries, Inc.                                    313,860    1,167,559        0.0%
    Nabors Industries, Ltd.                                   1,609,952   15,777,530        0.1%
#*  Natural Gas Services Group, Inc.                            372,362    8,560,602        0.1%
#*  Newpark Resources, Inc.                                   2,090,379    9,762,070        0.1%
#   Noble Corp. P.L.C.                                        3,592,620   40,345,123        0.3%
#*  Northern Oil and Gas, Inc.                                  526,590    2,875,181        0.0%
#*  Oasis Petroleum, Inc.                                     1,226,437   11,884,175        0.1%
#*  Oil States International, Inc.                            1,126,154   39,009,975        0.3%
    Overseas Shipholding Group, Inc. Class A                     77,651      157,632        0.0%
#   Overseas Shipholding Group, Inc. Class B                    776,519    1,723,872        0.0%
*   Pacific Drilling SA                                         207,326      138,950        0.0%
*   Pacific Ethanol, Inc.                                        62,900      297,517        0.0%
#   Panhandle Oil and Gas, Inc. Class A                          13,329      251,785        0.0%
#*  Parker Drilling Co.                                       3,845,552   11,767,389        0.1%
#   Patterson-UTI Energy, Inc.                                5,206,407  102,826,538        0.8%
#   PBF Energy, Inc. Class A                                  1,699,824   54,700,336        0.4%
#*  PDC Energy, Inc.                                          1,594,850  100,140,631        0.8%
#*  PHI, Inc. Non-voting                                        365,335    8,190,811        0.1%
*   PHI, Inc. Voting                                              1,686       35,271        0.0%
#*  Pioneer Energy Services Corp.                             1,890,222    5,878,590        0.1%
#   QEP Resources, Inc.                                       1,137,780   20,400,395        0.2%
#*  Renewable Energy Group, Inc.                              1,570,638   15,266,601        0.1%
#*  REX American Resources Corp.                                175,975    9,567,761        0.1%
#*  Rice Energy, Inc.                                         1,385,557   23,983,992        0.2%
*   Ring Energy, Inc.                                             3,300       23,760        0.0%
#   Rowan Cos. P.L.C. Class A                                 4,871,649   91,635,718        0.7%
#*  RSP Permian, Inc.                                         2,076,424   63,559,339        0.5%
#   Scorpio Tankers, Inc.                                     6,002,520   37,575,775        0.3%
#*  SEACOR Holdings, Inc.                                       619,264   36,394,145        0.3%
#   SemGroup Corp. Class A                                      263,976    8,093,504        0.1%
#   Ship Finance International, Ltd.                            295,576    4,483,888        0.0%
#   SM Energy Co.                                               231,386    7,209,988        0.1%
#*  Steel Excel, Inc.                                           283,842    2,696,499        0.0%
#   Superior Energy Services, Inc.                              435,999    7,350,943        0.1%
#*  Synergy Resources Corp.                                     302,002    2,180,454        0.0%
#   Teekay Tankers, Ltd. Class A                              1,413,903    5,570,778        0.0%
#   Tesco Corp.                                                 921,359    8,716,056        0.1%
*   TETRA Technologies, Inc.                                  2,181,902   15,709,694        0.1%
#   Tidewater, Inc.                                             527,763    4,623,204        0.0%
#*  Triangle Petroleum Corp.                                  1,379,285      619,161        0.0%
#*  Unit Corp.                                                  119,216    1,509,275        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Energy -- (Continued)
#*  Vaalco Energy, Inc.                                         325,001 $      399,751        0.0%
#*  W&T Offshore, Inc.                                          371,135        894,435        0.0%
#*  Westmoreland Coal Co.                                         6,678         47,614        0.0%
#*  Whiting Petroleum Corp.                                   1,087,180     13,046,160        0.1%
#*  Willbros Group, Inc.                                        251,987        806,358        0.0%
    World Fuel Services Corp.                                   187,112      8,743,744        0.1%
#*  WPX Energy, Inc.                                          3,567,474     34,461,799        0.3%
                                                                        --------------       ----
Total Energy                                                             1,253,554,235       10.1%
                                                                        --------------       ----
Financials -- (21.9%)
#*  1st Constitution Bancorp                                     19,786        248,116        0.0%
#   1st Source Corp.                                            659,054     22,697,820        0.2%
#   A-Mark Precious Metals, Inc.                                 78,247      1,602,499        0.0%
#   Access National Corp.                                         1,363         26,797        0.0%
#   Alexander & Baldwin, Inc.                                   290,523     11,109,600        0.1%
    Allied World Assurance Co. Holdings AG                      111,743      3,975,816        0.0%
#*  Altisource Asset Management Corp.                            18,447        308,987        0.0%
#*  Ambac Financial Group, Inc.                                 483,977      7,854,947        0.1%
#   American Equity Investment Life Holding Co.               2,719,696     38,075,744        0.3%
*   American Independence Corp.                                   8,517        185,756        0.0%
#   American National Bankshares, Inc.                           14,698        392,878        0.0%
#   American National Insurance Co.                              51,340      5,961,601        0.1%
*   American River Bankshares                                   142,147      1,438,528        0.0%
    AmeriServ Financial, Inc.                                   323,958        997,791        0.0%
*   Anchor Bancorp, Inc.                                            600         14,742        0.0%
    Argo Group International Holdings, Ltd.                   1,097,999     60,357,005        0.5%
    Aspen Insurance Holdings, Ltd.                            2,052,573     95,136,759        0.8%
#   Associated Banc-Corp                                      4,118,530     75,121,987        0.6%
#*  Asta Funding, Inc.                                          227,261      2,274,883        0.0%
    Astoria Financial Corp.                                   2,693,376     40,508,375        0.3%
    Atlantic American Corp.                                     238,675        976,181        0.0%
*   Atlantic Coast Financial Corp.                               17,393        111,663        0.0%
#*  Atlanticus Holdings Corp.                                   262,883        793,907        0.0%
#*  AV Homes, Inc.                                              228,920      2,632,580        0.0%
#   Baldwin & Lyons, Inc. Class A                                 3,124         73,570        0.0%
#   Baldwin & Lyons, Inc. Class B                               370,322      9,050,670        0.1%
#   Banc of California, Inc.                                    230,762      4,696,007        0.0%
    Bancorp of New Jersey, Inc.                                     400          4,700        0.0%
#*  Bancorp, Inc. (The)                                         367,245      2,082,279        0.0%
#   BancorpSouth, Inc.                                          314,589      7,389,696        0.1%
#   Bank Mutual Corp.                                           354,728      2,866,202        0.0%
#   Bank of Commerce Holdings                                    25,481        160,021        0.0%
#   BankFinancial Corp.                                         553,115      6,836,501        0.1%
#   Banner Corp.                                                 44,706      1,912,523        0.0%
#   Bar Harbor Bankshares                                         1,831         63,536        0.0%
    BB&T Corp.                                                   76,938      2,722,066        0.0%
#   BBCN Bancorp, Inc.                                          516,280      8,064,294        0.1%
#*  BBX Capital Corp. Class A                                    73,038      1,126,246        0.0%
#   BCB Bancorp, Inc.                                            26,655        269,749        0.0%
    Bear State Financial, Inc.                                  111,283      1,095,025        0.0%
#*  Beneficial Bancorp, Inc.                                    713,795      9,914,613        0.1%
    Berkshire Bancorp, Inc.                                       4,650         36,061        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
    Berkshire Hills Bancorp, Inc.                               790,018 $ 21,441,089        0.2%
#   Blue Hills Bancorp, Inc.                                    132,893    1,937,580        0.0%
*   BNCCORP, Inc.                                                29,762      456,847        0.0%
#   Boston Private Financial Holdings, Inc.                     555,709    6,790,764        0.1%
    Brookline Bancorp, Inc.                                   1,781,979   20,278,921        0.2%
#   Bryn Mawr Bank Corp.                                         44,469    1,263,809        0.0%
    C&F Financial Corp.                                          14,960      583,290        0.0%
#   Calamos Asset Management, Inc. Class A                      167,512    1,380,299        0.0%
    California First National Bancorp                           142,816    2,109,392        0.0%
    Cape Bancorp, Inc.                                           56,844      829,354        0.0%
#   Capital Bank Financial Corp. Class A                         11,426      345,408        0.0%
#   Capital City Bank Group, Inc.                                72,463    1,073,902        0.0%
#   Capitol Federal Financial, Inc.                           2,615,991   34,766,520        0.3%
#*  Carolina Bank Holdings, Inc.                                  4,214       63,336        0.0%
#*  Cascade Bancorp                                             361,153    2,184,976        0.0%
#   Cash America International, Inc.                            678,335   25,071,262        0.2%
    Cathay General Bancorp                                    1,123,333   34,284,123        0.3%
    CenterState Banks, Inc.                                      78,175    1,273,471        0.0%
#   Central Pacific Financial Corp.                             158,631    3,702,448        0.0%
#   Century Bancorp, Inc. Class A                                20,031      851,317        0.0%
#   Charter Financial Corp.                                      66,821      837,267        0.0%
    Chemical Financial Corp.                                    679,084   26,117,571        0.2%
#   Chicopee Bancorp, Inc.                                       39,843      724,346        0.0%
    Citizens Community Bancorp, Inc.                             42,530      390,000        0.0%
    Citizens First Corp.                                          5,422       76,640        0.0%
#   Clifton Bancorp, Inc.                                       161,153    2,397,957        0.0%
#   CNB Financial Corp.                                          21,632      386,996        0.0%
#   CNO Financial Group, Inc.                                 5,989,232  110,022,192        0.9%
    Codorus Valley Bancorp, Inc.                                 14,899      311,985        0.0%
*   Colony Bankcorp, Inc.                                        12,037      116,639        0.0%
#*  Community Bankers Trust Corp.                                   300        1,515        0.0%
    Community Trust Bancorp, Inc.                                36,908    1,323,890        0.0%
#   Community West Bancshares                                    23,717      172,185        0.0%
*   CommunityOne Bancorp                                            854       11,273        0.0%
#   ConnectOne Bancorp, Inc.                                     79,388    1,366,267        0.0%
*   Consumer Portfolio Services, Inc.                           712,884    2,815,892        0.0%
#*  Cowen Group, Inc. Class A                                 1,405,566    4,898,397        0.1%
*   CU Bancorp                                                    6,324      145,705        0.0%
*   Customers Bancorp, Inc.                                      57,958    1,505,749        0.0%
#   Dime Community Bancshares, Inc.                             284,214    5,147,116        0.1%
#   Donegal Group, Inc. Class A                                 503,411    7,707,222        0.1%
    Donegal Group, Inc. Class B                                  54,693      800,979        0.0%
    Eagle Bancorp Montana, Inc.                                   1,125       15,120        0.0%
#   Eastern Virginia Bankshares, Inc.                            22,219      155,977        0.0%
    EMC Insurance Group, Inc.                                   466,782   12,351,052        0.1%
#*  Emergent Capital, Inc.                                       66,511      291,318        0.0%
#   Employers Holdings, Inc.                                    260,599    7,739,790        0.1%
    Endurance Specialty Holdings, Ltd.                        1,966,733  125,831,577        1.0%
#*  Enova International, Inc.                                    38,340      337,775        0.0%
#*  Enstar Group, Ltd.                                           13,948    2,209,921        0.0%
#   Enterprise Bancorp, Inc.                                      4,006       96,665        0.0%
    Enterprise Financial Services Corp.                          94,126    2,576,229        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Financials -- (Continued)
#           ESSA Bancorp, Inc.                                          177,322 $ 2,402,713        0.0%
            Evans Bancorp, Inc.                                           5,783     141,105        0.0%
#           EverBank Financial Corp.                                     82,522   1,244,432        0.0%
#*          Ezcorp, Inc. Class A                                        717,671   3,552,471        0.0%
#           Farmers Capital Bank Corp.                                   65,207   1,832,969        0.0%
            Farmers National Banc Corp.                                   7,870      73,191        0.0%
#           FBL Financial Group, Inc. Class A                           786,892  47,583,359        0.4%
            Federal Agricultural Mortgage Corp. Class A                   3,592     137,825        0.0%
#           Federal Agricultural Mortgage Corp. Class C                 264,840  10,773,691        0.1%
#           Federated National Holding Co.                               67,947   1,294,390        0.0%
#           Fidelity & Guaranty Life                                      2,884      76,253        0.0%
            Fidelity Southern Corp.                                     125,410   2,026,626        0.0%
#           Financial Institutions, Inc.                                210,834   5,903,352        0.1%
*           First Acceptance Corp.                                      865,637   1,506,208        0.0%
#           First American Financial Corp.                            1,864,289  67,151,690        0.6%
#*          First BanCorp(318672706)                                  1,400,458   5,461,786        0.1%
#           First Bancorp(318910106)                                    154,017   3,141,947        0.0%
            First Bancorp of Indiana, Inc.                                5,430      88,237        0.0%
#           First Bancorp, Inc.                                           7,963     158,066        0.0%
*           First Bancshares, Inc.                                       22,105     208,229        0.0%
            First Bancshares, Inc. (The)                                  2,580      42,312        0.0%
#           First Business Financial Services, Inc.                      46,906   1,187,191        0.0%
#           First Citizens BancShares, Inc. Class A                      23,523   5,998,365        0.1%
#           First Commonwealth Financial Corp.                        2,524,237  23,172,496        0.2%
#           First Community Bancshares, Inc.                            149,771   3,116,735        0.0%
#           First Connecticut Bancorp., Inc.                             71,674   1,234,943        0.0%
#           First Defiance Financial Corp.                              212,253   8,400,974        0.1%
#           First Federal of Northern Michigan Bancorp, Inc.             31,310     219,170        0.0%
            First Financial Bancorp                                      13,303     259,408        0.0%
#           First Financial Corp.                                       131,857   4,671,694        0.0%
#           First Financial Northwest, Inc.                             258,901   3,531,410        0.0%
#           First Interstate BancSystem, Inc. Class A                   407,951  11,055,472        0.1%
            First Merchants Corp.                                       935,824  24,003,886        0.2%
            First Midwest Bancorp, Inc.                               2,135,414  39,462,451        0.3%
#*          First NBC Bank Holding Co.                                   23,183     503,998        0.0%
(degrees)*  First Place Financial Corp.                                 203,821          --        0.0%
#           First South Bancorp, Inc.                                     8,902      76,557        0.0%
*           First United Corp.                                           70,785     794,916        0.0%
            FirstMerit Corp.                                            998,762  22,132,566        0.2%
#*          Flagstar Bancorp, Inc.                                      485,162  11,483,785        0.1%
            Flushing Financial Corp.                                    488,056   9,736,717        0.1%
#           FNB Corp.                                                 3,752,027  49,601,797        0.4%
#*          Forestar Group, Inc.                                         54,796     739,746        0.0%
            Fox Chase Bancorp, Inc.                                      50,827   1,001,800        0.0%
#*          FRP Holdings, Inc.                                            7,369     268,821        0.0%
#           Fulton Financial Corp.                                    5,128,492  71,747,603        0.6%
#           Gain Capital Holdings, Inc.                                 176,665   1,210,155        0.0%
*           GAINSCO, Inc.                                                   100       1,309        0.0%
#*          Genworth Financial, Inc. Class A                            357,848   1,227,419        0.0%
#*          Global Indemnity P.L.C.                                     277,069   8,713,820        0.1%
#           Great Southern Bancorp, Inc.                                  4,777     180,857        0.0%
#*          Green Dot Corp. Class A                                     208,617   4,637,556        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
#*  Greenlight Capital Re, Ltd. Class A                           4,661 $    100,351        0.0%
    Griffin Industrial Realty, Inc.                              17,982      462,137        0.0%
#   Guaranty Bancorp                                              2,412       39,605        0.0%
    Guaranty Federal Bancshares, Inc.                            32,452      527,345        0.0%
#*  Hallmark Financial Services, Inc.                           488,813    5,518,699        0.1%
#   Hancock Holding Co.                                       1,859,026   48,278,905        0.4%
#   Hanover Insurance Group, Inc. (The)                       1,233,815  105,811,974        0.9%
    Harleysville Savings Financial Corp.                         14,292      264,831        0.0%
#   Hawthorn Bancshares, Inc.                                    30,493      457,395        0.0%
#   Heartland Financial USA, Inc.                                40,392    1,353,536        0.0%
#   Heritage Commerce Corp.                                     139,027    1,451,442        0.0%
#   Heritage Financial Corp.                                    215,163    3,969,757        0.0%
    HF Financial Corp.                                          127,909    2,570,971        0.0%
#*  Hilltop Holdings, Inc.                                    1,114,460   22,133,176        0.2%
#   Hingham Institution for Savings                                 563       72,058        0.0%
*   HMN Financial, Inc.                                         102,799    1,279,848        0.0%
#   Home Bancorp, Inc.                                            6,475      180,782        0.0%
*   HomeStreet, Inc.                                            254,917    5,493,461        0.1%
#*  HomeTrust Bancshares, Inc.                                  119,671    2,219,897        0.0%
#   HopFed Bancorp, Inc.                                         72,033      810,371        0.0%
    Horace Mann Educators Corp.                                 975,976   30,352,854        0.3%
#   Horizon Bancorp                                              61,256    1,494,646        0.0%
#   Iberiabank Corp.                                            877,982   51,792,158        0.4%
#   Independence Holding Co.                                    286,411    4,402,137        0.0%
#   Independent Bank Corp.                                       44,809      678,856        0.0%
#   Independent Bank Group, Inc.                                 32,858    1,202,603        0.0%
#   Infinity Property & Casualty Corp.                          458,132   36,723,861        0.3%
#   International Bancshares Corp.                            1,101,882   28,858,290        0.2%
#*  INTL. FCStone, Inc.                                          50,526    1,379,360        0.0%
#   Investment Technology Group, Inc.                           243,447    4,752,085        0.0%
    Investors Title Co.                                          43,628    4,154,694        0.0%
#   Janus Capital Group, Inc.                                 3,470,863   50,674,600        0.4%
*   KCG Holdings, Inc. Class A                                1,019,357   13,965,191        0.1%
#   Kearny Financial Corp.                                      551,461    6,959,438        0.1%
#   Kemper Corp.                                              1,728,535   53,515,444        0.4%
#*  Ladenburg Thalmann Financial Services, Inc.                 121,222      324,875        0.0%
    Lake Shore Bancorp, Inc.                                        697        9,605        0.0%
#   Lake Sunapee Bank Group                                      90,405    1,287,367        0.0%
    Lakeland Bancorp, Inc.                                      329,852    3,658,059        0.0%
    Landmark Bancorp, Inc.                                       28,219      724,664        0.0%
#   Macatawa Bank Corp.                                         149,154    1,015,739        0.0%
#   Mackinac Financial Corp.                                    137,076    1,455,747        0.0%
#*  Magyar Bancorp, Inc.                                         36,773      373,246        0.0%
#   Maiden Holdings, Ltd.                                     1,940,639   23,734,015        0.2%
#   MainSource Financial Group, Inc.                            554,948   12,125,614        0.1%
#   Marlin Business Services Corp.                              352,074    5,207,174        0.1%
#*  Maui Land & Pineapple Co., Inc.                              12,148       72,888        0.0%
#   MB Financial, Inc.                                        1,956,826   68,019,272        0.6%
#*  MBIA, Inc.                                                4,305,803   33,585,263        0.3%
    MBT Financial Corp.                                         362,035    3,185,908        0.0%
#   Mercantile Bank Corp.                                       253,474    6,113,793        0.1%
#   Meta Financial Group, Inc.                                   54,823    2,720,317        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Mid Penn Bancorp, Inc.                                        4,664 $    72,525        0.0%
#   MidSouth Bancorp, Inc.                                       25,091     227,074        0.0%
#   MidWestOne Financial Group, Inc.                             10,489     297,468        0.0%
#*  MSB Financial Corp.                                           3,518      46,121        0.0%
#   MutualFirst Financial, Inc.                                 140,766   3,702,146        0.0%
#   National Bank Holdings Corp. Class A                        465,489   9,305,125        0.1%
    National Security Group, Inc. (The)                          11,290     178,382        0.0%
    National Western Life Group, Inc. Class A                    64,881  14,059,713        0.1%
*   Navigators Group, Inc. (The)                                464,364  38,361,110        0.3%
#   NBT Bancorp, Inc.                                            86,716   2,457,531        0.0%
#   Nelnet, Inc. Class A                                        586,832  24,594,129        0.2%
#*  NewStar Financial, Inc.                                     514,061   4,945,267        0.1%
*   Nicholas Financial, Inc.                                     38,129     404,930        0.0%
#*  NMI Holdings, Inc. Class A                                   47,815     300,756        0.0%
    Northeast Bancorp                                            13,957     157,016        0.0%
#   Northeast Community Bancorp, Inc.                            10,981      74,122        0.0%
#   Northfield Bancorp, Inc.                                    500,719   7,941,403        0.1%
#   Northrim BanCorp, Inc.                                      157,257   4,057,231        0.0%
    Northway Financial, Inc.                                      7,359     151,411        0.0%
#   Northwest Bancshares, Inc.                                3,004,825  42,127,646        0.3%
#   Norwood Financial Corp.                                         504      14,475        0.0%
#   Ocean Shore Holding Co.                                      18,712     334,196        0.0%
#   OceanFirst Financial Corp.                                   14,493     282,324        0.0%
    OFG Bancorp                                               1,193,119  10,535,241        0.1%
    Old Line Bancshares, Inc.                                    39,695     733,564        0.0%
#   Old National Bancorp.                                     2,742,576  36,750,518        0.3%
#   Old Second Bancorp, Inc.                                    324,185   2,321,165        0.0%
#   OneBeacon Insurance Group, Ltd. Class A                      38,464     476,954        0.0%
#   Oppenheimer Holdings, Inc. Class A                          112,897   1,725,066        0.0%
    Opus Bank                                                    25,260     912,391        0.0%
#   Oritani Financial Corp.                                     135,773   2,352,946        0.0%
#   Pacific Continental Corp.                                    64,671   1,077,419        0.0%
*   Pacific Mercantile Bancorp                                   66,986     503,065        0.0%
#   Park Sterling Corp.                                         839,471   6,128,138        0.1%
    Parke Bancorp, Inc.                                             400       5,596        0.0%
*   Patriot National Bancorp, Inc.                                7,682     109,468        0.0%
#   PB Bancorp, Inc.                                              3,118      26,441        0.0%
#   Peapack Gladstone Financial Corp.                            31,238     597,895        0.0%
    Peoples Bancorp of North Carolina, Inc.                      32,318     624,061        0.0%
#   Peoples Bancorp, Inc.                                       394,046   8,468,049        0.1%
#   Peoples Financial Services Corp.                              3,036     119,679        0.0%
#*  PHH Corp.                                                 1,509,212  19,363,190        0.2%
#*  Phoenix Cos., Inc. (The)                                     96,853   3,584,530        0.0%
#   Pinnacle Financial Partners, Inc.                           253,396  12,459,481        0.1%
#*  Piper Jaffray Cos.                                          341,183  14,230,743        0.1%
    Popular, Inc.                                               876,234  26,041,674        0.2%
    Preferred Bank                                               28,498     905,096        0.0%
    Premier Financial Bancorp, Inc.                             156,203   2,493,000        0.0%
    ProAssurance Corp.                                          264,239  12,612,127        0.1%
#   Provident Financial Holdings, Inc.                          198,169   3,428,324        0.0%
#   Provident Financial Services, Inc.                        2,304,932  46,052,541        0.4%
#   Prudential Bancorp, Inc.                                         94       1,349        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   Pulaski Financial Corp.                                     233,961 $ 3,783,149        0.0%
#   QCR Holdings, Inc.                                            8,590     221,364        0.0%
#*  Regional Management Corp.                                   132,710   2,192,369        0.0%
#   Renasant Corp.                                              545,765  18,741,570        0.2%
    Republic Bancorp, Inc. Class A                               41,762   1,140,520        0.0%
#*  Republic First Bancorp, Inc.                                 67,748     315,028        0.0%
#   Resource America, Inc. Class A                              468,703   2,962,203        0.0%
    Riverview Bancorp, Inc.                                     460,438   2,007,510        0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A               16,564      48,864        0.0%
#   S&T Bancorp, Inc.                                            37,663     966,809        0.0%
#*  Safeguard Scientifics, Inc.                                 165,350   2,281,830        0.0%
#   Safety Insurance Group, Inc.                                363,371  20,570,432        0.2%
    Salisbury Bancorp, Inc.                                       3,107      99,424        0.0%
#   Sandy Spring Bancorp, Inc.                                  420,677  12,027,155        0.1%
#   SB Financial Group, Inc.                                     33,863     361,318        0.0%
*   Security National Financial Corp. Class A                    16,056      78,996        0.0%
#*  Select Bancorp, Inc.                                         40,342     330,401        0.0%
#   Selective Insurance Group, Inc.                           1,864,419  64,713,983        0.5%
    Shore Bancshares, Inc.                                       20,053     235,422        0.0%
    SI Financial Group, Inc.                                      9,891     137,683        0.0%
*   Siebert Financial Corp.                                      39,339      48,780        0.0%
#   Sierra Bancorp                                              246,851   4,347,046        0.0%
*   Southcoast Financial Corp.                                  123,556   1,685,304        0.0%
*   Southern First Bancshares, Inc.                              67,157   1,712,503        0.0%
    Southern Missouri Bancorp, Inc.                                 400       9,908        0.0%
    Southern National Bancorp of Virginia, Inc.                   7,699      94,698        0.0%
#   Southwest Bancorp, Inc.                                     478,370   7,677,838        0.1%
    Southwest Georgia Financial Corp.                             1,652      24,408        0.0%
#   State Auto Financial Corp.                                  865,276  17,746,811        0.2%
#   Sterling Bancorp                                          1,848,268  30,200,699        0.3%
#   Stewart Information Services Corp.                          616,712  21,473,912        0.2%
#*  Stifel Financial Corp.                                      198,144   6,520,919        0.1%
#   Stonegate Bank                                               40,740   1,283,310        0.0%
#*  Stratus Properties, Inc.                                    122,308   2,923,161        0.0%
    Summit State Bank                                             8,558     120,882        0.0%
#*  Sun Bancorp, Inc.                                           102,391   2,200,383        0.0%
    Sussex Bancorp                                               30,750     413,587        0.0%
#   Synovus Financial Corp.                                     395,846  12,334,561        0.1%
#   TCF Financial Corp.                                       1,151,122  15,701,304        0.1%
#   Territorial Bancorp, Inc.                                    48,173   1,263,578        0.0%
#   TheStreet, Inc.                                             467,983     514,781        0.0%
    Timberland Bancorp, Inc.                                    186,434   2,576,518        0.0%
    Tiptree Financial, Inc. Class A                             921,168   5,094,059        0.1%
    Trico Bancshares                                             26,234     706,219        0.0%
#*  Trinity Place Holdings, Inc.                                363,438   2,700,344        0.0%
#*  TriState Capital Holdings, Inc.                              85,823   1,146,595        0.0%
#   Trustmark Corp.                                           1,108,214  27,162,325        0.2%
#   Umpqua Holdings Corp.                                     3,159,697  50,018,003        0.4%
*   Unico American Corp.                                        145,800   1,640,250        0.0%
    Union Bankshares Corp.                                      956,532  25,262,010        0.2%
#   United Bancshares, Inc.                                       9,093     165,493        0.0%
#   United Community Bancorp                                      2,815      41,183        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Financials -- (Continued)
#   United Community Financial Corp.                            670,861 $    3,984,914        0.0%
#   United Financial Bancorp, Inc.                              631,974      8,203,023        0.1%
#   United Fire Group, Inc.                                     859,292     38,513,467        0.3%
*   United Security Bancshares                                   47,712        256,691        0.0%
#   Unity Bancorp, Inc.                                          57,080        671,261        0.0%
#   Universal Insurance Holdings, Inc.                           95,806      1,687,144        0.0%
#   Univest Corp. of Pennsylvania                                51,492      1,016,452        0.0%
#   Valley National Bancorp                                     658,014      6,224,812        0.1%
#   Virtus Investment Partners, Inc.                              3,700        289,414        0.0%
    VSB Bancorp, Inc.                                               833         10,221        0.0%
#*  Walker & Dunlop, Inc.                                        52,540      1,158,507        0.0%
#   Washington Federal, Inc.                                  3,026,177     73,505,839        0.6%
#   Waterstone Financial, Inc.                                  254,337      3,565,805        0.0%
#   Wayne Savings Bancshares, Inc.                               22,033        296,344        0.0%
#   Webster Financial Corp.                                   2,464,150     90,286,456        0.7%
#   WesBanco, Inc.                                              801,201     25,742,588        0.2%
#   West BanCorp, Inc.                                            5,987        111,658        0.0%
#   Westfield Financial, Inc.                                   440,757      3,376,199        0.0%
#   Wintrust Financial Corp.                                  1,612,369     83,875,435        0.7%
#   WSFS Financial Corp.                                         23,065        787,439        0.0%
    WVS Financial Corp.                                           1,740         20,723        0.0%
#   Yadkin Financial Corp.                                      108,151      2,705,938        0.0%
    Your Community Bankshares, Inc.                               1,079         36,254        0.0%
                                                                        --------------       ----
Total Financials                                                         3,126,516,607       25.1%
                                                                        --------------       ----
Health Care -- (4.7%)
#   Aceto Corp.                                                 336,344      7,544,196        0.1%
#*  Addus HomeCare Corp.                                         34,440        637,140        0.0%
#*  Albany Molecular Research, Inc.                             289,431      4,355,937        0.0%
*   Alere, Inc.                                                 944,577     36,838,503        0.3%
*   Allied Healthcare Products, Inc.                            154,999        105,392        0.0%
#*  Allscripts Healthcare Solutions, Inc.                       676,306      9,062,500        0.1%
#*  Almost Family, Inc.                                         256,191     10,762,584        0.1%
#*  Amedisys, Inc.                                              441,155     22,715,071        0.2%
#*  American Shared Hospital Services                            87,469        174,938        0.0%
#*  Amsurg Corp.                                                844,604     68,396,032        0.5%
#*  AngioDynamics, Inc.                                       1,058,691     12,968,965        0.1%
#*  Arrhythmia Research Technology, Inc.                          5,407         22,304        0.0%
#*  Bioanalytical Systems, Inc.                                   9,691         10,176        0.0%
#*  BioScrip, Inc.                                              338,424        893,439        0.0%
#*  Biostage, Inc.                                               20,966         45,496        0.0%
#*  BioTelemetry, Inc.                                           99,005      1,557,349        0.0%
#*  Brookdale Senior Living, Inc.                                12,300        227,058        0.0%
*   Centene Corp.                                               302,996     18,773,632        0.1%
#*  Community Health Systems, Inc.                              417,069      7,957,677        0.1%
#   CONMED Corp.                                                796,439     32,988,503        0.3%
#*  Cross Country Healthcare, Inc.                              772,752      9,605,307        0.1%
#   CryoLife, Inc.                                               88,634      1,099,062        0.0%
#*  Cumberland Pharmaceuticals, Inc.                             36,546        173,594        0.0%
#*  Cutera, Inc.                                                370,814      4,323,691        0.0%
    Digirad Corp.                                               250,922      1,462,875        0.0%
#*  Emergent Biosolutions, Inc.                                 107,308      4,133,504        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Health Care -- (Continued)
#*           Enzo Biochem, Inc.                                          360,122 $  1,793,408        0.0%
#*           Exactech, Inc.                                              120,422    2,738,396        0.0%
#*           Five Star Quality Care, Inc.                              1,251,914    3,054,670        0.0%
#*           Genesis Healthcare, Inc.                                     27,648       69,673        0.0%
#*           Greatbatch, Inc.                                            544,524   18,949,435        0.2%
#*           Halyard Health, Inc.                                        247,697    6,975,148        0.1%
#*           Hanger, Inc.                                                453,134    3,122,093        0.0%
#*           Harvard Bioscience, Inc.                                    159,063      472,417        0.0%
#*           Healthways, Inc.                                            872,788   10,167,980        0.1%
*            Horizon Pharma P.L.C.                                       253,579    3,897,509        0.0%
#*           InfuSystems Holdings, Inc.                                    2,117        7,621        0.0%
*            Interpace Diagnostics Group, Inc.                           229,613      119,399        0.0%
             Invacare Corp.                                              713,790    8,023,000        0.1%
#*           Iridex Corp.                                                 40,743      466,507        0.0%
*            Juniper Pharmaceuticals, Inc.                                 7,067       47,985        0.0%
             Kewaunee Scientific Corp.                                    68,740    1,157,582        0.0%
#            Kindred Healthcare, Inc.                                  2,227,397   32,876,380        0.3%
#            LeMaitre Vascular, Inc.                                      65,887    1,092,406        0.0%
#*           LHC Group, Inc.                                             172,583    6,961,998        0.1%
#*           LifePoint Health, Inc.                                    1,329,027   89,789,064        0.7%
#*           Magellan Health, Inc.                                       842,493   59,362,057        0.5%
(degrees)#*  Medcath Corp.                                               622,045           --        0.0%
#*           MediciNova, Inc.                                              8,051       55,391        0.0%
*            Merit Medical Systems, Inc.                                 336,989    6,824,027        0.1%
*            Misonix, Inc.                                               131,503      785,073        0.0%
#*           Molina Healthcare, Inc.                                      79,248    4,101,876        0.0%
#            National HealthCare Corp.                                    24,452    1,575,931        0.0%
#*           Natus Medical, Inc.                                          64,495    2,055,456        0.0%
*            Nuvectra Corp.                                              181,507    1,525,566        0.0%
             PDL BioPharma, Inc.                                         448,049    1,689,145        0.0%
*            PharMerica Corp.                                            797,371   18,849,850        0.2%
#*           Prestige Brands Holdings, Inc.                            1,178,287   66,903,136        0.5%
#*           Retractable Technologies, Inc.                               16,017       42,445        0.0%
#*           RTI Surgical, Inc.                                          803,010    3,204,010        0.0%
#*           SeaSpine Holdings Corp.                                       4,548       67,856        0.0%
#            Select Medical Holdings Corp.                               958,626   12,826,416        0.1%
#*           Sucampo Pharmaceuticals, Inc. Class A                        18,372      198,050        0.0%
*            Symmetry Surgical, Inc.                                     248,319    2,594,934        0.0%
#*           Triple-S Management Corp. Class B                           737,135   19,194,995        0.2%
#            Universal American Corp.                                  2,042,029   15,192,696        0.1%
#*           Zafgen, Inc.                                                 31,022      197,610        0.0%
                                                                                 ------------        ---
Total Health Care                                                                 665,864,116        5.3%
                                                                                 ------------        ---
Industrials -- (16.2%)
#            AAR Corp.                                                 1,205,585   28,982,263        0.2%
             ABM Industries, Inc.                                        707,600   22,763,492        0.2%
#            Acacia Research Corp.                                       147,467      710,791        0.0%
#*           ACCO Brands Corp.                                         3,019,700   28,807,938        0.2%
             Acme United Corp.                                             2,707       45,721        0.0%
#            Actuant Corp. Class A                                     1,013,120   27,060,435        0.2%
*            Aegion Corp.                                              1,080,052   22,929,504        0.2%
#*           AeroCentury Corp.                                            31,474      337,087        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Industrials -- (Continued)
#*  Aerovironment, Inc.                                           5,358 $    154,739        0.0%
#   Air Lease Corp.                                             304,868    9,292,377        0.1%
*   Air Transport Services Group, Inc.                        1,544,246   21,758,426        0.2%
#   Aircastle, Ltd.                                           2,018,505   43,801,559        0.4%
    Alamo Group, Inc.                                           313,251   17,679,886        0.1%
*   Alpha PRO Tech, Ltd.                                         38,864       78,117        0.0%
    AMERCO                                                      324,342  114,168,384        0.9%
#*  Ameresco, Inc. Class A                                      140,243      626,886        0.0%
#   American Railcar Industries, Inc.                           448,977   18,412,547        0.2%
#   American Science & Engineering, Inc.                          2,452       70,250        0.0%
*   AMREP Corp.                                                   8,733       38,862        0.0%
*   ARC Document Solutions, Inc.                                200,128      824,527        0.0%
#   ArcBest Corp.                                               824,547   15,740,602        0.1%
#*  Arotech Corp.                                                49,692      179,885        0.0%
#   Astec Industries, Inc.                                      292,098   14,137,543        0.1%
#*  Atlas Air Worldwide Holdings, Inc.                          793,577   31,695,465        0.3%
*   Avalon Holdings Corp. Class A                                51,820       98,458        0.0%
#*  Avis Budget Group, Inc.                                     277,903    6,975,365        0.1%
#*  Babcock & Wilcox Enterprises, Inc.                          131,008    2,993,533        0.0%
    Barnes Group, Inc.                                        1,009,106   32,785,854        0.3%
#*  Beacon Roofing Supply, Inc.                                 712,854   30,460,251        0.3%
*   BlueLinx Holdings, Inc.                                     168,670      113,009        0.0%
#   Briggs & Stratton Corp.                                   1,286,702   27,239,481        0.2%
    Brink's Co. (The)                                             5,766      195,121        0.0%
#*  CAI International, Inc.                                     295,128    3,016,208        0.0%
#*  CBIZ, Inc.                                                1,279,259   13,022,857        0.1%
#   CDI Corp.                                                   468,514    3,349,875        0.0%
#   CECO Environmental Corp.                                    195,675    1,291,455        0.0%
#   Celadon Group, Inc.                                         450,721    4,538,761        0.0%
#*  Chart Industries, Inc.                                      154,664    3,981,051        0.0%
#   Chicago Rivet & Machine Co.                                  28,648      699,584        0.0%
#   CIRCOR International, Inc.                                   86,991    4,910,642        0.0%
#*  Civeo Corp.                                                 147,168      223,695        0.0%
#*  Colfax Corp.                                                231,290    7,500,735        0.1%
    Columbus McKinnon Corp.                                     109,041    1,800,267        0.0%
    Comfort Systems USA, Inc.                                    77,984    2,299,748        0.0%
#*  Commercial Vehicle Group, Inc.                               28,678       73,702        0.0%
    Compx International, Inc.                                    67,191      717,264        0.0%
#*  Continental Materials Corp.                                  14,260      211,476        0.0%
#   Copa Holdings SA Class A                                    335,912   21,414,390        0.2%
#   Covanta Holding Corp.                                     3,314,703   53,897,071        0.4%
#*  Covenant Transportation Group, Inc. Class A                 269,935    5,374,406        0.1%
*   CPI Aerostructures, Inc.                                      1,140        7,866        0.0%
*   CRA International, Inc.                                      98,852    2,145,088        0.0%
#   Cubic Corp.                                                 348,240   14,476,337        0.1%
    Curtiss-Wright Corp.                                        641,815   49,150,193        0.4%
#*  DigitalGlobe, Inc.                                        1,770,987   39,245,072        0.3%
#   Douglas Dynamics, Inc.                                        1,820       41,696        0.0%
#*  Ducommun, Inc.                                              328,896    5,232,735        0.1%
#*  Dycom Industries, Inc.                                      277,484   19,590,370        0.2%
#   Dynamic Materials Corp.                                      76,814      750,473        0.0%
    Eastern Co. (The)                                            74,595    1,246,482        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
#   Ecology and Environment, Inc. Class A                        35,051 $   383,808        0.0%
    EMCOR Group, Inc.                                           334,404  16,211,906        0.1%
#   Encore Wire Corp.                                           530,690  20,298,893        0.2%
#*  Engility Holdings, Inc.                                     378,414   7,443,403        0.1%
#   Ennis, Inc.                                                 710,411  13,881,431        0.1%
#   ESCO Technologies, Inc.                                     436,877  16,811,027        0.1%
#   Essendant, Inc.                                             555,122  17,092,206        0.1%
#*  Esterline Technologies Corp.                              1,098,116  75,396,645        0.6%
#   Federal Signal Corp.                                        877,845  12,017,698        0.1%
#*  Franklin Covey Co.                                          213,063   3,509,148        0.0%
#   FreightCar America, Inc.                                    189,046   3,242,139        0.0%
#*  FTI Consulting, Inc.                                      1,290,918  52,023,995        0.4%
*   Fuel Tech, Inc.                                             126,096     216,885        0.0%
#   G&K Services, Inc. Class A                                  331,101  23,392,286        0.2%
#   GATX Corp.                                                1,696,443  77,934,591        0.6%
*   Gencor Industries, Inc.                                      56,830     820,057        0.0%
#   General Cable Corp.                                         656,938  10,274,510        0.1%
#*  Genesee & Wyoming, Inc. Class A                              39,804   2,591,638        0.0%
*   Gibraltar Industries, Inc.                                  889,336  23,522,937        0.2%
#   Global Power Equipment Group, Inc.                           97,639     225,546        0.0%
#*  Goldfield Corp. (The)                                        30,010      60,020        0.0%
*   GP Strategies Corp.                                          73,430   1,713,856        0.0%
#   Graham Corp.                                                 29,103     538,697        0.0%
#   Granite Construction, Inc.                                  631,097  28,140,615        0.2%
#*  Great Lakes Dredge & Dock Corp.                           1,891,061   8,642,149        0.1%
#   Greenbrier Cos., Inc. (The)                                 652,685  19,574,023        0.2%
#   Griffon Corp.                                             1,503,471  23,769,877        0.2%
#   H&E Equipment Services, Inc.                                 46,877     948,322        0.0%
#   Hardinge, Inc.                                              310,746   4,039,698        0.0%
#*  Hawaiian Holdings, Inc.                                     176,061   7,406,886        0.1%
#   Heidrick & Struggles International, Inc.                    171,705   3,387,740        0.0%
#*  Heritage-Crystal Clean, Inc.                                 51,748     538,179        0.0%
#*  Hill International, Inc.                                    531,095   2,251,843        0.0%
#   Houston Wire & Cable Co.                                    117,829     861,330        0.0%
#*  Hub Group, Inc. Class A                                     258,515   9,957,998        0.1%
#   Hudson Global, Inc.                                         378,922     981,408        0.0%
    Hurco Cos., Inc.                                            169,459   5,487,082        0.1%
#*  Huron Consulting Group, Inc.                                 13,173     732,551        0.0%
#   Hyster-Yale Materials Handling, Inc.                        229,028  14,027,965        0.1%
#*  ICF International, Inc.                                     323,443  12,733,951        0.1%
#*  InnerWorkings, Inc.                                         576,106   4,706,786        0.0%
#   Insteel Industries, Inc.                                    201,359   5,837,397        0.1%
#*  Integrated Electrical Services, Inc.                          1,093      13,193        0.0%
#*  Intersections, Inc.                                         109,601     261,946        0.0%
#*  JetBlue Airways Corp.                                       857,357  16,967,095        0.1%
    Kadant, Inc.                                                408,273  19,331,727        0.2%
#   Kelly Services, Inc. Class A                              1,057,768  19,854,305        0.2%
    Kelly Services, Inc. Class B                                    567      10,274        0.0%
*   Key Technology, Inc.                                         10,099      90,386        0.0%
#*  KEYW Holding Corp. (The)                                     23,400     161,226        0.0%
    Kimball International, Inc. Class B                         733,951   8,543,190        0.1%
#*  Kirby Corp.                                                 133,814   8,540,010        0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
#*  KLX, Inc.                                                   806,927 $27,209,578        0.2%
#   Korn/Ferry International                                    421,981  11,452,564        0.1%
#*  Kratos Defense & Security Solutions, Inc.                 1,689,584   8,971,691        0.1%
#*  Lawson Products, Inc.                                       199,282   3,903,934        0.0%
#*  Layne Christensen Co.                                       273,872   2,434,722        0.0%
#   LB Foster Co. Class A                                        97,563   1,920,040        0.0%
#*  LMI Aerospace, Inc.                                         116,704   1,025,828        0.0%
    LS Starrett Co. (The) Class A                               185,557   2,007,727        0.0%
#   LSI Industries, Inc.                                        280,943   3,553,929        0.0%
*   Lydall, Inc.                                                416,897  15,337,641        0.1%
#*  Manitex International, Inc.                                  69,916     464,242        0.0%
#   Marten Transport, Ltd.                                      854,107  15,937,637        0.1%
#*  MasTec, Inc.                                              1,784,089  40,427,457        0.3%
*   Mastech Holdings, Inc.                                       49,061     341,955        0.0%
#   Matson, Inc.                                                885,393  34,424,080        0.3%
#   Matthews International Corp. Class A                         40,992   2,157,819        0.0%
#   McGrath RentCorp                                            407,400   9,932,412        0.1%
*   Mercury Systems, Inc.                                       229,136   4,816,439        0.0%
#*  Meritor, Inc.                                                76,805     652,843        0.0%
*   MFRI, Inc.                                                  206,079   1,438,431        0.0%
#   Miller Industries, Inc.                                     303,804   6,458,873        0.1%
*   Mistras Group, Inc.                                           2,572      62,680        0.0%
#   Mobile Mini, Inc.                                         1,391,007  44,859,976        0.4%
*   Moog, Inc. Class A                                           79,359   3,877,481        0.0%
#*  MRC Global, Inc.                                          2,161,789  30,221,810        0.3%
#   Mueller Water Products, Inc. Class A                      1,760,347  18,923,730        0.2%
#*  MYR Group, Inc.                                             441,850  11,271,594        0.1%
#*  Navigant Consulting, Inc.                                 1,220,679  19,482,037        0.2%
#*  NL Industries, Inc.                                         171,082     525,222        0.0%
#   NN, Inc.                                                    470,888   7,082,156        0.1%
#*  Northwest Pipe Co.                                          237,844   2,566,337        0.0%
#*  NOW, Inc.                                                    51,059     922,126        0.0%
#*  Orion Energy Systems, Inc.                                   87,111     128,924        0.0%
#*  Orion Marine Group, Inc.                                    409,750   2,392,940        0.0%
#   Oshkosh Corp.                                               624,339  30,498,960        0.3%
#*  PAM Transportation Services, Inc.                            77,236   1,908,502        0.0%
#   Park-Ohio Holdings Corp.                                    105,265   2,678,994        0.0%
#*  Patrick Industries, Inc.                                     32,929   1,509,795        0.0%
#*  Patriot Transportation Holding, Inc.                          2,456      50,815        0.0%
#*  Performant Financial Corp.                                   30,372      54,366        0.0%
#   Powell Industries, Inc.                                      93,597   2,912,739        0.0%
*   PowerSecure International, Inc.                             250,966   4,698,084        0.0%
#   Preformed Line Products Co.                                  45,282   1,900,486        0.0%
    Providence and Worcester Railroad Co.                        88,450   1,406,355        0.0%
#   Quad/Graphics, Inc.                                         166,769   2,092,951        0.0%
#   Quanex Building Products Corp.                              404,756   7,625,603        0.1%
#*  Quanta Services, Inc.                                       120,217   2,851,547        0.0%
#*  Radiant Logistics, Inc.                                      41,312     162,769        0.0%
    RCM Technologies, Inc.                                      215,529   1,129,372        0.0%
#   Regal Beloit Corp.                                          446,299  28,750,582        0.2%
#   Resources Connection, Inc.                                  241,997   3,574,296        0.0%
#*  Revolution Lighting Technologies, Inc.                        8,000      52,640        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                     574,120 $    6,786,098        0.1%
*   RPX Corp.                                                   904,743     10,024,552        0.1%
#*  Rush Enterprises, Inc. Class A                              864,623     17,024,427        0.1%
#*  Rush Enterprises, Inc. Class B                              331,610      6,449,815        0.1%
#   Ryder System, Inc.                                           61,748      4,255,672        0.0%
#*  Saia, Inc.                                                  672,559     19,450,406        0.2%
    Servotronics, Inc.                                           15,025        130,192        0.0%
*   SIFCO Industries, Inc.                                       68,152        727,182        0.0%
#   Simpson Manufacturing Co., Inc.                              20,433        768,281        0.0%
    SkyWest, Inc.                                             1,695,150     39,836,025        0.3%
*   SL Industries, Inc.                                          28,931      1,156,661        0.0%
#*  Sparton Corp.                                               310,540      6,664,188        0.1%
#   SPX Corp.                                                    31,994        515,103        0.0%
*   SPX FLOW, Inc.                                               30,449        912,252        0.0%
    Standex International Corp.                                   5,902        452,624        0.0%
#*  Sterling Construction Co., Inc.                             109,605        574,330        0.0%
#   Supreme Industries, Inc. Class A                            185,316      2,303,478        0.0%
#   TAL International Group, Inc.                               461,053      7,884,006        0.1%
#*  Team, Inc.                                                   60,696      1,743,796        0.0%
#   Terex Corp.                                               2,193,999     52,414,636        0.4%
    Tetra Tech, Inc.                                          1,173,875     34,511,925        0.3%
#   Textainer Group Holdings, Ltd.                                  752         11,603        0.0%
#   Titan International, Inc.                                   417,750      2,769,683        0.0%
#*  Titan Machinery, Inc.                                        21,331        277,303        0.0%
*   Transcat, Inc.                                               58,439        621,207        0.0%
#*  TRC Cos., Inc.                                              332,285      2,844,360        0.0%
*   TriMas Corp.                                                294,833      5,336,477        0.1%
#   Trinity Industries, Inc.                                    101,946      1,988,966        0.0%
#   Triumph Group, Inc.                                         805,353     29,137,672        0.2%
#*  Tutor Perini Corp.                                        1,620,497     25,636,263        0.2%
#   Twin Disc, Inc.                                              85,799      1,136,837        0.0%
#*  Ultralife Corp.                                             175,460        828,171        0.0%
#   UniFirst Corp.                                              215,135     23,316,331        0.2%
#   Universal Forest Products, Inc.                             629,656     48,263,132        0.4%
#*  USA Truck, Inc.                                             307,328      5,445,852        0.1%
*   Vectrus, Inc.                                                26,331        567,696        0.0%
#*  Veritiv Corp.                                                95,646      3,923,399        0.0%
*   Versar, Inc.                                                 46,337        118,159        0.0%
#   Viad Corp.                                                  557,016     16,571,226        0.1%
*   Virco Manufacturing Corp.                                    47,331        151,459        0.0%
#*  Volt Information Sciences, Inc.                             518,313      3,892,531        0.0%
#   VSE Corp.                                                    20,834      1,292,541        0.0%
#*  Wabash National Corp.                                        59,701        850,739        0.0%
#   Watts Water Technologies, Inc. Class A                      135,105      7,548,316        0.1%
#   Werner Enterprises, Inc.                                  1,221,885     30,962,566        0.3%
#*  WESCO International, Inc.                                   722,150     42,455,199        0.3%
#*  Willis Lease Finance Corp.                                  293,789      7,103,818        0.1%
#*  XPO Logistics, Inc.                                         269,188      8,113,326        0.1%
                                                                        --------------       ----
Total Industrials                                                        2,305,566,523       18.5%
                                                                        --------------       ----
Information Technology -- (12.1%)
#*  Actua Corp.                                                 215,880      2,046,542        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Information Technology -- (Continued)
#*          ADDvantage Technologies Group, Inc.                           4,523 $      8,413        0.0%
#           ADTRAN, Inc.                                                234,715    4,534,694        0.0%
*           Advanced Energy Industries, Inc.                             94,396    3,053,711        0.0%
*           Aehr Test Systems                                             5,168        7,339        0.0%
#*          Agilysys, Inc.                                              492,938    5,264,578        0.1%
#*          Alpha & Omega Semiconductor, Ltd.                           663,858    8,623,515        0.1%
*           Amkor Technology, Inc.                                    2,404,538   13,729,912        0.1%
#*          Anixter International, Inc.                                  31,845    1,983,944        0.0%
            Astro-Med, Inc.                                             167,804    2,402,953        0.0%
*           Autobytel, Inc.                                              55,623      923,342        0.0%
#*          Aviat Networks, Inc.                                        856,395      653,429        0.0%
#*          Avid Technology, Inc.                                       932,682    5,204,366        0.0%
#           AVX Corp.                                                 1,076,107   14,226,135        0.1%
#*          Aware, Inc.                                                 660,227    2,753,147        0.0%
*           Axcelis Technologies, Inc.                                  235,335      673,058        0.0%
*           AXT, Inc.                                                   232,642      597,890        0.0%
*           Bankrate, Inc.                                              566,496    5,177,773        0.0%
            Bel Fuse, Inc. Class A                                       14,272      223,357        0.0%
#           Bel Fuse, Inc. Class B                                      260,926    4,347,027        0.0%
*           Benchmark Electronics, Inc.                               1,964,457   38,149,755        0.3%
#           Black Box Corp.                                             421,556    6,163,149        0.1%
#*          Blucora, Inc.                                             1,199,309    9,606,465        0.1%
(degrees)*  Bogen Corp.                                                  43,300           --        0.0%
#*          BroadVision, Inc.                                            11,672       75,985        0.0%
#           Brooks Automation, Inc.                                   2,181,632   20,638,239        0.2%
#*          BSQUARE Corp.                                                74,978      467,113        0.0%
#*          CACI International, Inc. Class A                            858,360   82,531,314        0.7%
#*          Calix, Inc.                                                 444,015    3,077,024        0.0%
#*          Cartesian, Inc.                                              10,673       18,144        0.0%
#*          Cascade Microtech, Inc.                                     347,246    7,260,914        0.1%
*           Checkpoint Systems, Inc.                                    844,641    8,547,767        0.1%
#*          CIBER, Inc.                                               1,784,297    4,139,569        0.0%
#*          Clearfield, Inc.                                             26,606      493,807        0.0%
            ClearOne, Inc.                                                  898        9,743        0.0%
#*          Coherent, Inc.                                              462,366   43,184,984        0.4%
            Cohu, Inc.                                                  813,128    9,399,760        0.1%
            Communications Systems, Inc.                                151,079      971,438        0.0%
            Computer Task Group, Inc.                                   178,213      916,015        0.0%
#*          comScore, Inc.                                               49,041    1,501,635        0.0%
#           Comtech Telecommunications Corp.                            483,595   11,702,999        0.1%
            Concurrent Computer Corp.                                   179,547    1,088,055        0.0%
#           Convergys Corp.                                           3,834,500  101,614,250        0.8%
*           Cree, Inc.                                                1,083,697   26,561,413        0.2%
#           CSP, Inc.                                                   125,308      818,261        0.0%
#           CTS Corp.                                                 1,222,951   20,264,298        0.2%
#*          CyberOptics Corp.                                           234,604    4,117,300        0.0%
#           Cypress Semiconductor Corp.                               2,709,172   24,463,823        0.2%
#           Daktronics, Inc.                                             21,286      185,188        0.0%
*           Data I/O Corp.                                               74,290      178,296        0.0%
#*          Datalink Corp.                                              649,200    5,213,076        0.0%
*           Determine, Inc.                                               3,212        4,561        0.0%
#*          Digi International, Inc.                                    764,685    8,082,720        0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  Diodes, Inc.                                                391,382 $ 7,287,533        0.1%
#*  DSP Group, Inc.                                             551,366   5,237,977        0.0%
#   EarthLink Holdings Corp.                                  2,086,130  12,120,415        0.1%
*   Edgewater Technology, Inc.                                  298,591   2,538,023        0.0%
#   Electro Rent Corp.                                          615,158   6,157,732        0.1%
*   Electro Scientific Industries, Inc.                         699,806   4,933,632        0.0%
#*  Electronics for Imaging, Inc.                               202,704   8,075,727        0.1%
#*  EnerNOC, Inc.                                                11,098      75,688        0.0%
#   Epiq Systems, Inc.                                          461,187   6,811,732        0.1%
#*  ePlus, Inc.                                                 269,936  21,700,155        0.2%
#*  Everi Holdings, Inc.                                        466,201     783,218        0.0%
#*  Everyday Health, Inc.                                       119,044     690,455        0.0%
#*  Exar Corp.                                                  542,898   3,311,678        0.0%
#*  Fabrinet                                                    339,986  10,869,352        0.1%
*   Fairchild Semiconductor International, Inc.               4,389,401  87,788,020        0.7%
#*  FARO Technologies, Inc.                                      35,322   1,025,751        0.0%
#*  Finisar Corp.                                               507,053   8,346,092        0.1%
#*  FormFactor, Inc.                                          1,249,096   9,618,039        0.1%
*   Frequency Electronics, Inc.                                 218,323   2,211,612        0.0%
*   GigPeak, Inc.                                                 2,726       6,270        0.0%
    Hackett Group, Inc. (The)                                   200,043   2,976,640        0.0%
#*  Harmonic, Inc.                                            2,090,143   7,231,895        0.1%
#*  Higher One Holdings, Inc.                                    96,953     367,452        0.0%
#*  Hutchinson Technology, Inc.                                 813,860   2,970,589        0.0%
#*  ID Systems, Inc.                                            125,847     651,887        0.0%
#*  IEC Electronics Corp.                                         2,894      12,126        0.0%
#*  II-VI, Inc.                                                 710,451  14,827,112        0.1%
#*  Imation Corp.                                             1,364,448   2,142,183        0.0%
*   Insight Enterprises, Inc.                                 1,150,548  28,430,041        0.2%
#   Intelligent Systems Corp.                                    27,446      99,355        0.0%
#*  Internap Corp.                                              443,517   1,011,219        0.0%
#   Intersil Corp. Class A                                    1,853,274  21,664,773        0.2%
*   inTEST Corp.                                                  4,600      17,480        0.0%
*   Intevac, Inc.                                                16,695      81,138        0.0%
*   IntriCon Corp.                                               44,161     264,524        0.0%
#*  Iteris, Inc.                                                101,501     251,722        0.0%
    IXYS Corp.                                                  499,327   5,392,732        0.1%
#*  Kemet Corp.                                                 427,959     992,865        0.0%
*   Key Tronic Corp.                                            362,173   2,582,293        0.0%
#*  Kimball Electronics, Inc.                                   656,603   7,183,237        0.1%
#*  Knowles Corp.                                               284,290   3,800,957        0.0%
*   Kulicke & Soffa Industries, Inc.                          2,073,081  22,223,428        0.2%
#*  KVH Industries, Inc.                                        177,687   1,734,225        0.0%
#*  Lattice Semiconductor Corp.                               1,136,523   6,330,433        0.1%
#   Lexmark International, Inc. Class A                         943,611  36,423,385        0.3%
#*  LGL Group, Inc. (The)                                         8,402      29,281        0.0%
#*  Magnachip Semiconductor Corp.                                74,235     383,053        0.0%
    ManTech International Corp. Class A                         653,486  22,087,827        0.2%
#   Marchex, Inc. Class B                                       451,553   1,919,100        0.0%
#*  MaxLinear, Inc. Class A                                      73,140   1,225,095        0.0%
#*  MeetMe, Inc.                                                401,222   1,372,179        0.0%
#   Mentor Graphics Corp.                                       211,562   4,222,778        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#   Methode Electronics, Inc.                                     2,122 $    63,087        0.0%
#   MKS Instruments, Inc.                                     1,722,360  61,763,830        0.5%
#*  ModusLink Global Solutions, Inc.                            362,208     528,824        0.0%
#*  Monster Worldwide, Inc.                                   1,798,425   5,754,960        0.1%
#*  MoSys, Inc.                                                  35,428      17,009        0.0%
#*  Multi-Fineline Electronix, Inc.                              97,487   2,242,201        0.0%
#*  NAPCO Security Technologies, Inc.                            42,075     249,084        0.0%
    NCI, Inc. Class A                                            24,308     351,494        0.0%
#*  NETGEAR, Inc.                                               909,192  38,549,741        0.3%
#*  NetScout Systems, Inc.                                      131,162   2,919,666        0.0%
*   Newport Corp.                                             1,065,270  24,490,557        0.2%
#*  Novatel Wireless, Inc.                                       76,363     116,835        0.0%
#*  Numerex Corp. Class A                                        47,104     361,759        0.0%
#*  Oclaro, Inc.                                                 61,694     311,555        0.0%
    Omtool, Ltd.                                                 16,864      54,892        0.0%
    Optical Cable Corp.                                         169,845     426,311        0.0%
*   PAR Technology Corp.                                        154,335     986,201        0.0%
    Park Electrochemical Corp.                                  212,815   3,471,013        0.0%
#   PC Connection, Inc.                                         873,512  20,763,380        0.2%
    PC-Tel, Inc.                                                613,025   2,746,352        0.0%
*   PCM, Inc.                                                   206,202   1,977,477        0.0%
#*  Perceptron, Inc.                                            220,165   1,014,961        0.0%
#*  Perficient, Inc.                                             25,699     536,595        0.0%
#*  Photronics, Inc.                                          1,963,523  20,774,073        0.2%
#*  Plexus Corp.                                                561,065  23,430,074        0.2%
*   Polycom, Inc.                                             3,845,308  45,951,431        0.4%
*   PRGX Global, Inc.                                            50,081     242,392        0.0%
#*  QLogic Corp.                                              2,200,802  28,808,498        0.2%
#*  Qorvo, Inc.                                                 276,120  12,433,684        0.1%
*   Qualstar Corp.                                              258,436     124,566        0.0%
#*  QuinStreet, Inc.                                             21,474      75,588        0.0%
*   Qumu Corp.                                                   34,768     172,797        0.0%
*   Radisys Corp.                                               159,999     713,596        0.0%
#*  RealNetworks, Inc.                                          580,132   2,645,402        0.0%
    Reis, Inc.                                                  292,341   7,358,223        0.1%
#*  Relm Wireless Corp.                                         128,700     640,926        0.0%
*   RetailMeNot, Inc.                                           627,148   5,286,858        0.1%
#   RF Industries, Ltd.                                          65,574     169,181        0.0%
    Richardson Electronics, Ltd.                                411,560   2,140,112        0.0%
#*  Rightside Group, Ltd.                                        49,571     448,122        0.0%
#*  Rofin-Sinar Technologies, Inc.                              477,572  15,373,043        0.1%
#*  Rogers Corp.                                                 59,504   3,413,149        0.0%
#*  Rovi Corp.                                                2,096,679  36,943,484        0.3%
#*  Rudolph Technologies, Inc.                                  548,199   7,603,520        0.1%
*   Sanmina Corp.                                             2,983,940  70,570,181        0.6%
#*  ScanSource, Inc.                                            634,079  25,794,334        0.2%
#*  Seachange International, Inc.                               290,396   1,083,177        0.0%
#*  Sigma Designs, Inc.                                         916,976   5,804,458        0.1%
*   Sigmatron International, Inc.                                16,500     101,475        0.0%
*   Sonus Networks, Inc.                                         11,100      91,686        0.0%
*   StarTek, Inc.                                               236,335     968,974        0.0%
#*  Support.com, Inc.                                           498,285     428,525        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                     754,815 $   22,002,857        0.2%
#   SYNNEX Corp.                                              1,223,979    101,063,946        0.8%
#*  Systemax, Inc.                                               19,111        172,955        0.0%
#*  Tech Data Corp.                                           1,052,415     72,290,386        0.6%
    Tessco Technologies, Inc.                                    89,073      1,476,830        0.0%
*   Trio-Tech International                                      39,533        130,459        0.0%
#*  TSR, Inc.                                                     1,145          4,466        0.0%
#*  TTM Technologies, Inc.                                    2,337,483     15,240,389        0.1%
#*  Ultra Clean Holdings, Inc.                                  648,455      3,689,709        0.0%
#*  Ultratech, Inc.                                              87,567      1,899,328        0.0%
#*  United Online, Inc.                                         391,326      4,238,061        0.0%
*   Universal Security Instruments, Inc.                         32,216        128,542        0.0%
#*  Veeco Instruments, Inc.                                     176,523      3,249,788        0.0%
#*  Viavi Solutions, Inc.                                       489,437      3,186,235        0.0%
*   Vicon Industries, Inc.                                       57,844         52,060        0.0%
#   Vishay Intertechnology, Inc.                              5,014,564     60,977,098        0.5%
#*  Vishay Precision Group, Inc.                                379,448      5,676,542        0.1%
*   Westell Technologies, Inc. Class A                           72,438         88,374        0.0%
*   Wireless Telecom Group, Inc.                                137,594        192,632        0.0%
#*  Xcerra Corp.                                                294,188      1,735,709        0.0%
*   YuMe, Inc.                                                    6,500         24,440        0.0%
#*  Zynga, Inc. Class A                                       6,470,646     15,400,137        0.1%
                                                                        --------------       ----
Total Information Technology                                             1,720,584,546       13.8%
                                                                        --------------       ----
Materials -- (5.3%)
#   A Schulman, Inc.                                            714,040     19,914,576        0.2%
#*  A. M. Castle & Co.                                          499,930      1,589,777        0.0%
#*  AgroFresh Solutions, Inc.                                    29,364        182,938        0.0%
#   Alcoa, Inc.                                                 711,658      7,949,220        0.1%
#   Allegheny Technologies, Inc.                                 38,070        622,064        0.0%
*   American Biltrite, Inc.                                         110         28,765        0.0%
#   American Vanguard Corp.                                     528,118      8,740,353        0.1%
    Ampco-Pittsburgh Corp.                                      113,994      2,176,145        0.0%
#   Axiall Corp.                                              1,167,164     27,486,712        0.2%
#*  Boise Cascade Co.                                            78,102      1,629,989        0.0%
#   Cabot Corp.                                                 467,280     22,798,591        0.2%
#   Calgon Carbon Corp.                                          66,190      1,084,854        0.0%
#   Carpenter Technology Corp.                                1,171,434     41,480,478        0.3%
#*  Century Aluminum Co.                                      2,968,665     26,183,625        0.2%
#   Chemours Co. (The)                                          107,066        976,442        0.0%
#*  Chemtura Corp.                                              171,388      4,773,156        0.0%
#*  Clearwater Paper Corp.                                      166,682      9,957,583        0.1%
#   Commercial Metals Co.                                     4,284,225     76,773,312        0.6%
#*  Core Molding Technologies, Inc.                             201,001      2,357,742        0.0%
    Domtar Corp.                                              1,761,459     68,062,776        0.6%
#   Friedman Industries, Inc.                                   179,533      1,111,309        0.0%
#   FutureFuel Corp.                                            230,385      2,589,527        0.0%
    Graphic Packaging Holding Co.                               895,718     11,895,135        0.1%
#   Greif, Inc. Class A                                         674,166     23,393,560        0.2%
#   Greif, Inc. Class B                                             891         41,066        0.0%
#   Hawkins, Inc.                                                 3,500        136,955        0.0%
#   Haynes International, Inc.                                  146,746      5,507,377        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Materials -- (Continued)
#            Hecla Mining Co.                                          9,113,942 $ 39,281,090        0.3%
#            Huntsman Corp.                                              339,198    5,338,977        0.0%
             Innophos Holdings, Inc.                                      53,406    1,973,886        0.0%
#            Innospec, Inc.                                               48,461    2,343,574        0.0%
#*           Intrepid Potash, Inc.                                        61,232       78,377        0.0%
             Kaiser Aluminum Corp.                                       340,527   32,292,175        0.3%
#            KapStone Paper and Packaging Corp.                          418,492    6,649,838        0.1%
             KMG Chemicals, Inc.                                           9,897      234,460        0.0%
#*           Kraton Performance Polymers, Inc.                           785,944   17,848,788        0.1%
#            Kronos Worldwide, Inc.                                      395,113    2,627,501        0.0%
#*           Louisiana-Pacific Corp.                                   3,104,436   52,775,412        0.4%
#*           LSB Industries, Inc.                                        298,595    3,929,510        0.0%
             Materion Corp.                                              334,843    9,707,099        0.1%
             Mercer International, Inc.                                  764,286    6,420,002        0.1%
             Minerals Technologies, Inc.                                 167,351   10,024,325        0.1%
#            Myers Industries, Inc.                                      348,882    4,702,929        0.0%
#*           Northern Technologies International Corp.                     2,032       29,769        0.0%
#            Olin Corp.                                                2,483,191   54,108,732        0.4%
#            Olympic Steel, Inc.                                         292,786    6,622,819        0.1%
#*           OMNOVA Solutions, Inc.                                      477,946    3,417,314        0.0%
#            PH Glatfelter Co.                                         1,173,621   26,911,130        0.2%
#*           Platform Specialty Products Corp.                           710,699    7,320,200        0.1%
*            Real Industry, Inc.                                          10,859       95,994        0.0%
#*           Resolute Forest Products, Inc.                              918,878    5,338,681        0.0%
#            Royal Gold, Inc.                                            121,770    7,625,237        0.1%
#            Schnitzer Steel Industries, Inc. Class A                     76,174    1,570,708        0.0%
#            Stepan Co.                                                  113,397    6,950,102        0.1%
#*           Stillwater Mining Co.                                     1,660,438   20,257,344        0.2%
#            SunCoke Energy, Inc.                                      1,369,246   10,173,498        0.1%
             Synalloy Corp.                                               68,592      580,974        0.0%
#            TimkenSteel Corp.                                           248,496    3,165,839        0.0%
#*           Trecora Resources                                             2,585       29,598        0.0%
             Tredegar Corp.                                            1,203,603   19,209,504        0.2%
#            Tronox, Ltd. Class A                                      1,227,852    8,938,763        0.1%
#*           UFP Technologies, Inc.                                        9,060      225,141        0.0%
#            United States Lime & Minerals, Inc.                           3,841      205,762        0.0%
#*           Universal Stainless & Alloy Products, Inc.                  155,402    2,024,888        0.0%
#*           Webco Industries, Inc.                                        9,290      387,858        0.0%
                                                                                 ------------        ---
Total Materials                                                                   750,861,825        6.0%
                                                                                 ------------        ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                 4,900           --        0.0%
(degrees)*   Concord Camera Corp. Escrow Shares                           95,952           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       525,910           --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                               102,600           --        0.0%
                                                                                 ------------        ---
Total Other                                                                                --        0.0%
                                                                                 ------------        ---
Telecommunication Services -- (0.7%)
*            Alaska Communications Systems Group, Inc.                   212,878      385,309        0.0%
#            Atlantic Tele-Network, Inc.                                 145,254   10,445,215        0.1%
#*           Cincinnati Bell, Inc.                                       851,428    3,252,455        0.0%
#            Consolidated Communications Holdings, Inc.                   43,432    1,026,732        0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                         SHARES        VALUE+       ASSETS**
                                                                       ----------- --------------- ----------
Telecommunication Services -- (Continued)
#*           General Communication, Inc. Class A                           394,836 $     6,672,728        0.1%
#*           Hawaiian Telcom Holdco, Inc.                                   64,152       1,477,421        0.0%
#*           Iridium Communications, Inc.                                1,439,150      11,613,941        0.1%
#*           Lumos Networks Corp.                                          153,936       1,962,684        0.0%
#*           ORBCOMM, Inc.                                               1,310,641      12,988,452        0.1%
#            Shenandoah Telecommunications Co.                               1,734          49,748        0.0%
             Spok Holdings, Inc.                                           354,435       6,021,851        0.0%
#            Telephone & Data Systems, Inc.                              1,552,643      45,911,654        0.4%
#*           United States Cellular Corp.                                   67,053       2,859,140        0.0%
                                                                                   ---------------      -----
Total Telecommunication Services                                                       104,667,330        0.8%
                                                                                   ---------------      -----
Utilities -- (0.1%)
#            Atlantic Power Corp.                                           15,344          40,815        0.0%
#            Consolidated Water Co., Ltd.                                  147,812       2,053,109        0.0%
#*           Dynegy, Inc.                                                  554,348       9,773,155        0.1%
#            Genie Energy, Ltd. Class B                                     31,444         231,742        0.0%
#            Ormat Technologies, Inc.                                      206,658       8,968,957        0.1%
#            TerraForm Power, Inc. Class A                                 202,869       2,166,641        0.0%
                                                                                   ---------------      -----
Total Utilities                                                                         23,234,419        0.2%
                                                                                   ---------------      -----
TOTAL COMMON STOCKS                                                                 12,243,641,591       98.2%
                                                                                   ---------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                      34,332              --        0.0%
                                                                                   ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                     45,703              --        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                          4,006             468        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     978,534              --        0.0%
                                                                                   ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                          468        0.0%
                                                                                   ---------------      -----
TOTAL INVESTMENT SECURITIES                                                         12,243,642,059
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
             State Street Institutional Liquid Reserves, 0.455%        232,692,172     232,692,172        1.9%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@         DFA Short Term Investment Fund                            153,989,923   1,781,663,404       14.3%
                                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,211,751,656)                               $14,257,997,635      114.4%
                                                                                   ===============      =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 1,793,986,975             --   --    $ 1,793,986,975
   Consumer Staples                 498,805,015             --   --        498,805,015
   Energy                         1,253,554,235             --   --      1,253,554,235
   Financials                     3,126,516,607             --   --      3,126,516,607
   Health Care                      665,864,116             --   --        665,864,116
   Industrials                    2,305,566,523             --   --      2,305,566,523
   Information Technology         1,720,584,546             --   --      1,720,584,546
   Materials                        750,861,825             --   --        750,861,825
   Other                                     --             --   --                 --
   Telecommunication Services       104,667,330             --   --        104,667,330
   Utilities                         23,234,419             --   --         23,234,419
Preferred Stocks
   Other                                     --             --   --                 --
Rights/Warrants                              -- $          468   --                468
Temporary Cash Investments          232,692,172             --   --        232,692,172
Securities Lending Collateral                --  1,781,663,404   --      1,781,663,404
Futures Contracts**                   7,853,405             --   --          7,853,405
                                --------------- --------------   --    ---------------
TOTAL                           $12,484,187,168 $1,781,663,872   --    $14,265,851,040
                                =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
COMMON STOCKS -- (90.1%)

Consumer Discretionary -- (14.7%)
*   1-800-Flowers.com, Inc. Class A                            68,197 $    535,346        0.0%
    A.H. Belo Corp. Class A                                    15,518       76,504        0.0%
    Aaron's, Inc.                                              96,635    2,532,803        0.0%
    Abercrombie & Fitch Co. Class A                            78,331    2,093,788        0.0%
    Advance Auto Parts, Inc.                                   48,315    7,541,972        0.1%
*   Amazon.com, Inc.                                          240,307  158,504,094        1.2%
    AMC Entertainment Holdings, Inc. Class A                   31,872      898,153        0.0%
*   AMC Networks, Inc. Class A                                 85,917    5,604,366        0.1%
    AMCON Distributing Co.                                        247       21,221        0.0%
#*  America's Car-Mart, Inc.                                   11,191      297,345        0.0%
*   American Axle & Manufacturing Holdings, Inc.              127,222    1,973,213        0.0%
#   American Eagle Outfitters, Inc.                           351,761    5,033,700        0.0%
*   American Public Education, Inc.                            26,678      617,862        0.0%
*   Apollo Education Group, Inc.                              155,395    1,212,081        0.0%
    Aramark                                                   201,395    6,748,746        0.1%
#   Arctic Cat, Inc.                                           18,084      300,737        0.0%
    Ark Restaurants Corp.                                       2,510       50,878        0.0%
*   Asbury Automotive Group, Inc.                              60,435    3,663,570        0.0%
#*  Ascena Retail Group, Inc.                                 268,682    2,367,088        0.0%
#*  Ascent Capital Group, Inc. Class A                         15,592      234,971        0.0%
#   Autoliv, Inc.                                              75,813    9,284,818        0.1%
#*  AutoNation, Inc.                                          167,328    8,475,163        0.1%
#*  AutoZone, Inc.                                             13,837   10,588,488        0.1%
*   Ballantyne Strong, Inc.                                    10,077       45,548        0.0%
*   Barnes & Noble Education, Inc.                             78,120      731,203        0.0%
    Barnes & Noble, Inc.                                      145,148    1,705,489        0.0%
    Bassett Furniture Industries, Inc.                          7,766      229,175        0.0%
    Beasley Broadcast Group, Inc. Class A                       3,374       12,922        0.0%
*   Beazer Homes USA, Inc.                                     11,219       92,220        0.0%
#   bebe stores, Inc.                                          90,844       51,127        0.0%
#*  Bed Bath & Beyond, Inc.                                   180,430    8,519,905        0.1%
*   Belmond, Ltd. Class A                                     197,113    1,805,555        0.0%
#   Best Buy Co., Inc.                                        486,690   15,613,015        0.1%
    Big 5 Sporting Goods Corp.                                 38,061      460,157        0.0%
#   Big Lots, Inc.                                            105,633    4,844,329        0.0%
*   Biglari Holdings, Inc.                                          9        3,365        0.0%
*   BJ's Restaurants, Inc.                                     39,663    1,768,970        0.0%
    Bloomin' Brands, Inc.                                     254,986    4,768,238        0.0%
    Blue Nile, Inc.                                            15,801      407,350        0.0%
#   Bob Evans Farms, Inc.                                      35,764    1,628,693        0.0%
#   Bon-Ton Stores, Inc. (The)                                 13,310       31,012        0.0%
#   BorgWarner, Inc.                                          224,272    8,055,850        0.1%
    Bowl America, Inc. Class A                                  1,576       22,789        0.0%
*   Boyd Gaming Corp.                                          37,566      700,230        0.0%
*   Bravo Brio Restaurant Group, Inc.                          27,568      203,176        0.0%
*   Bridgepoint Education, Inc.                                63,868      609,301        0.0%
*   Bright Horizons Family Solutions, Inc.                     93,696    6,148,332        0.1%
#   Brinker International, Inc.                                98,293    4,552,932        0.0%
    Brunswick Corp.                                           125,811    6,042,702        0.1%
#   Buckle, Inc. (The)                                         23,083      668,022        0.0%
#*  Buffalo Wild Wings, Inc.                                   33,647    4,497,258        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc.                                  37,992 $    500,355        0.0%
#*  Burlington Stores, Inc.                                      92,064    5,244,886        0.0%
#*  Cabela's, Inc.                                              112,797    5,882,364        0.1%
#   Cable One, Inc.                                               9,868    4,529,017        0.0%
    Cablevision Systems Corp. Class A                           226,229    7,553,786        0.1%
#   CalAtlantic Group, Inc.                                     109,532    3,545,551        0.0%
    Caleres, Inc.                                                73,047    1,841,515        0.0%
    Callaway Golf Co.                                           118,866    1,110,208        0.0%
*   Cambium Learning Group, Inc.                                 45,231      205,801        0.0%
    Canterbury Park Holding Corp.                                 2,402       25,822        0.0%
    Capella Education Co.                                        23,679    1,309,685        0.0%
*   Career Education Corp.                                      149,016      795,745        0.0%
#*  CarMax, Inc.                                                181,059    9,587,074        0.1%
*   Carmike Cinemas, Inc.                                        38,392    1,151,376        0.0%
    Carnival Corp.                                              172,401    8,456,269        0.1%
#   Carriage Services, Inc.                                      32,920      804,236        0.0%
*   Carrols Restaurant Group, Inc.                               73,907    1,028,046        0.0%
    Carter's, Inc.                                               96,347   10,277,335        0.1%
    Cato Corp. (The) Class A                                     43,181    1,579,993        0.0%
*   Cavco Industries, Inc.                                       11,042      968,273        0.0%
    CBS Corp. Class A                                             9,684      580,943        0.0%
    CBS Corp. Class B                                           205,532   11,491,294        0.1%
#*  Central European Media Enterprises, Ltd. Class A             30,475       81,064        0.0%
*   Century Communities, Inc.                                       952       16,412        0.0%
*   Charles & Colvard, Ltd.                                      17,475       20,970        0.0%
#*  Charter Communications, Inc. Class A                         70,796   15,025,743        0.1%
#   Cheesecake Factory, Inc. (The)                               87,690    4,473,067        0.0%
*   Cherokee, Inc.                                                7,301      114,188        0.0%
    Chico's FAS, Inc.                                           214,573    2,705,766        0.0%
    Children's Place, Inc. (The)                                 35,632    2,776,089        0.0%
#*  Chipotle Mexican Grill, Inc.                                 16,056    6,759,094        0.1%
    Choice Hotels International, Inc.                            77,066    3,904,164        0.0%
*   Christopher & Banks Corp.                                    36,826       95,748        0.0%
    Churchill Downs, Inc.                                         9,775    1,311,610        0.0%
#*  Chuy's Holdings, Inc.                                        27,433      837,804        0.0%
    Cinemark Holdings, Inc.                                     200,283    6,939,806        0.1%
    Citi Trends, Inc.                                            28,816      517,535        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                 35,383      180,807        0.0%
    ClubCorp Holdings, Inc.                                      91,439    1,220,711        0.0%
#   Coach, Inc.                                                 187,505    7,550,826        0.1%
    Collectors Universe, Inc.                                     8,102      140,894        0.0%
#   Columbia Sportswear Co.                                      78,171    4,578,475        0.0%
    Comcast Corp. Class A                                     1,773,630  107,765,759        0.8%
#*  Conn's, Inc.                                                 29,186      401,016        0.0%
    Cooper Tire & Rubber Co.                                    106,608    3,682,240        0.0%
*   Cooper-Standard Holding, Inc.                                 5,684      438,293        0.0%
#   Core-Mark Holding Co., Inc.                                  33,002    2,694,943        0.0%
#   Cracker Barrel Old Country Store, Inc.                       47,503    6,954,914        0.1%
#*  Crocs, Inc.                                                  96,113      802,544        0.0%
*   Crown Media Holdings, Inc. Class A                           24,684      125,148        0.0%
    CSS Industries, Inc.                                          2,658       74,318        0.0%
    CST Brands, Inc.                                            139,245    5,259,284        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                 25,471 $   668,359        0.0%
*   Cumulus Media, Inc. Class A                                66,466      24,699        0.0%
#   Dana Holding Corp.                                        287,448   3,716,703        0.0%
#   Darden Restaurants, Inc.                                  130,879   8,147,218        0.1%
*   Dave & Buster's Entertainment, Inc.                        28,651   1,108,794        0.0%
#*  Deckers Outdoor Corp.                                      50,940   2,944,841        0.0%
*   Del Frisco's Restaurant Group, Inc.                        24,225     385,904        0.0%
#*  Del Taco Restaurants, Inc.                                 13,434     121,578        0.0%
    Delphi Automotive P.L.C.                                  148,999  10,970,796        0.1%
*   Delta Apparel, Inc.                                         6,441     130,430        0.0%
*   Denny's Corp.                                             106,732   1,055,579        0.0%
    Destination Maternity Corp.                                10,940      76,252        0.0%
*   Destination XL Group, Inc.                                 56,418     302,965        0.0%
#   DeVry Education Group, Inc.                                91,305   1,584,142        0.0%
#*  Diamond Resorts International, Inc.                        96,969   2,056,713        0.0%
    Dick's Sporting Goods, Inc.                               151,045   6,999,425        0.1%
#   Dillard's, Inc. Class A                                    74,845   5,272,830        0.0%
    DineEquity, Inc.                                           37,724   3,244,264        0.0%
#*  Discovery Communications, Inc. Class A                    113,448   3,098,265        0.0%
*   Discovery Communications, Inc. Class B                      1,400      38,157        0.0%
*   Discovery Communications, Inc. Class C                    217,266   5,818,383        0.1%
*   DISH Network Corp. Class A                                117,093   5,771,514        0.1%
*   Dixie Group, Inc. (The)                                     4,689      22,132        0.0%
    Dollar General Corp.                                      171,259  14,027,825        0.1%
#*  Dollar Tree, Inc.                                         147,067  11,722,711        0.1%
#   Domino's Pizza, Inc.                                       77,532   9,372,068        0.1%
*   Dorman Products, Inc.                                      43,480   2,338,789        0.0%
    Dover Motorsports, Inc.                                     3,182       7,319        0.0%
    DR Horton, Inc.                                           295,250   8,875,215        0.1%
*   DreamWorks Animation SKG, Inc. Class A                     92,686   3,700,025        0.0%
    Drew Industries, Inc.                                      41,680   2,702,114        0.0%
    DSW, Inc. Class A                                         120,122   2,951,398        0.0%
#   Dunkin' Brands Group, Inc.                                120,160   5,587,440        0.1%
    Educational Development Corp.                               1,932      27,570        0.0%
*   Eldorado Resorts, Inc.                                     11,682     153,151        0.0%
*   Emerson Radio Corp.                                        14,810      11,848        0.0%
*   Entercom Communications Corp. Class A                      23,716     268,939        0.0%
    Entravision Communications Corp. Class A                  126,023   1,001,883        0.0%
#   Escalade, Inc.                                              9,623     114,802        0.0%
#   Ethan Allen Interiors, Inc.                                41,184   1,401,903        0.0%
*   EVINE Live, Inc.                                           36,640      56,426        0.0%
#*  EW Scripps Co. (The) Class A                               99,707   1,513,552        0.0%
#   Expedia, Inc.                                              79,786   9,236,825        0.1%
#*  Express, Inc.                                             165,815   3,014,517        0.0%
#*  Famous Dave's of America, Inc.                              4,605      26,801        0.0%
#*  Federal-Mogul Holdings Corp.                               99,691     921,145        0.0%
*   Fiesta Restaurant Group, Inc.                              27,716     889,961        0.0%
    Finish Line, Inc. (The) Class A                            82,958   1,638,421        0.0%
#*  Five Below, Inc.                                           53,406   2,227,030        0.0%
    Flanigan's Enterprises, Inc.                                  300       5,547        0.0%
    Flexsteel Industries, Inc.                                  4,267     174,478        0.0%
#   Foot Locker, Inc.                                         151,452   9,305,211        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                            2,654,245 $ 35,991,562        0.3%
#*  Fossil Group, Inc.                                           87,105    3,527,753        0.0%
*   Fox Factory Holding Corp.                                    69,498    1,203,010        0.0%
*   Francesca's Holdings Corp.                                   88,813    1,474,296        0.0%
#   Fred's, Inc. Class A                                         70,219    1,030,113        0.0%
*   FTD Cos., Inc.                                               24,213      673,364        0.0%
#*  Fuel Systems Solutions, Inc.                                 20,714      109,784        0.0%
*   Full House Resorts, Inc.                                      1,400        2,268        0.0%
*   G-III Apparel Group, Ltd.                                    59,259    2,681,470        0.0%
*   Gaiam, Inc. Class A                                           8,701       57,688        0.0%
#   GameStop Corp. Class A                                      206,591    6,776,185        0.1%
*   Gaming Partners International Corp.                           4,515       40,861        0.0%
#   Gannett Co., Inc.                                           150,412    2,534,442        0.0%
#   Gap, Inc. (The)                                             319,345    7,402,417        0.1%
#   Garmin, Ltd.                                                151,218    6,446,423        0.1%
    General Motors Co.                                          784,172   24,936,670        0.2%
*   Genesco, Inc.                                                32,317    2,235,690        0.0%
#   Gentex Corp.                                                477,549    7,659,886        0.1%
#*  Gentherm, Inc.                                               75,108    2,759,468        0.0%
    Genuine Parts Co.                                           138,022   13,245,971        0.1%
#   GNC Holdings, Inc. Class A                                  166,175    4,048,023        0.0%
    Goodyear Tire & Rubber Co. (The)                            404,408   11,715,700        0.1%
#*  GoPro, Inc. Class A                                         153,221    1,936,713        0.0%
#*  Gordmans Stores, Inc.                                        15,165       35,031        0.0%
    Graham Holdings Co. Class B                                   6,882    3,279,548        0.0%
*   Grand Canyon Education, Inc.                                 81,471    3,562,727        0.0%
*   Gray Television, Inc.                                       104,113    1,337,852        0.0%
*   Gray Television, Inc. Class A                                   600        6,555        0.0%
*   Green Brick Partners, Inc.                                      767        5,653        0.0%
    Group 1 Automotive, Inc.                                     39,074    2,572,632        0.0%
#*  Groupon, Inc.                                               371,696    1,345,540        0.0%
#   Guess?, Inc.                                                167,167    3,067,514        0.0%
#   H&R Block, Inc.                                             206,267    4,174,844        0.0%
    Hanesbrands, Inc.                                           281,187    8,162,859        0.1%
#   Harley-Davidson, Inc.                                       181,721    8,691,715        0.1%
#   Harman International Industries, Inc.                        86,449    6,635,825        0.1%
    Harte-Hanks, Inc.                                            96,471      175,577        0.0%
    Hasbro, Inc.                                                 78,720    6,662,861        0.1%
    Haverty Furniture Cos., Inc.                                 26,199      489,135        0.0%
    Haverty Furniture Cos., Inc. Class A                          1,608       30,391        0.0%
*   Helen of Troy, Ltd.                                          40,405    4,021,510        0.0%
#*  hhgregg, Inc.                                                27,171       52,983        0.0%
#*  Hibbett Sports, Inc.                                         31,456    1,135,562        0.0%
    Hilton Worldwide Holdings, Inc.                             191,768    4,228,484        0.0%
    Home Depot, Inc. (The)                                      756,178  101,244,672        0.7%
#   Hooker Furniture Corp.                                       12,117      300,502        0.0%
*   Horizon Global Corp.                                         18,849      231,277        0.0%
*   Houghton Mifflin Harcourt Co.                               154,515    3,169,103        0.0%
    HSN, Inc.                                                    67,098    3,558,207        0.0%
*   Hyatt Hotels Corp. Class A                                   16,073      769,575        0.0%
#*  Iconix Brand Group, Inc.                                     60,513      513,150        0.0%
#*  Installed Building Products, Inc.                            18,940      503,425        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
            International Game Technology P.L.C.                       39,898 $   691,831        0.0%
            International Speedway Corp. Class A                       40,163   1,345,059        0.0%
            Interpublic Group of Cos., Inc. (The)                     308,884   7,085,799        0.1%
#           Interval Leisure Group, Inc.                               69,695     984,093        0.0%
*           Intrawest Resorts Holdings, Inc.                            2,217      19,155        0.0%
#*          iRobot Corp.                                               22,770     851,143        0.0%
*           Isle of Capri Casinos, Inc.                                25,942     386,536        0.0%
#*          ITT Educational Services, Inc.                              8,984      19,316        0.0%
*           J Alexander's Holdings, Inc.                               11,747     120,994        0.0%
#           Jack in the Box, Inc.                                      49,377   3,335,416        0.0%
#*          JAKKS Pacific, Inc.                                        12,915      96,863        0.0%
#*          Jamba, Inc.                                                17,844     231,794        0.0%
#*          JC Penney Co., Inc.                                       378,373   3,511,301        0.0%
            John Wiley & Sons, Inc. Class A                            77,704   3,853,341        0.0%
            John Wiley & Sons, Inc. Class B                             4,638     229,906        0.0%
            Johnson Controls, Inc.                                    320,515  13,269,321        0.1%
            Johnson Outdoors, Inc. Class A                              8,183     197,456        0.0%
*           K12, Inc.                                                  49,698     610,788        0.0%
#*          Kate Spade & Co.                                          129,185   3,323,930        0.0%
#           KB Home                                                    62,897     853,512        0.0%
            Kirkland's, Inc.                                           29,828     489,776        0.0%
#           Kohl's Corp.                                              268,461  11,892,822        0.1%
#*          Kona Grill, Inc.                                            4,321      57,556        0.0%
*           Koss Corp.                                                  1,533       3,373        0.0%
*           Krispy Kreme Doughnuts, Inc.                               92,035   1,602,329        0.0%
            L Brands, Inc.                                            108,943   8,529,147        0.1%
#*          La Quinta Holdings, Inc.                                  113,414   1,448,297        0.0%
            La-Z-Boy, Inc.                                             85,309   2,206,944        0.0%
*           Lakeland Industries, Inc.                                   3,968      34,482        0.0%
*           Lands' End, Inc.                                           22,424     545,576        0.0%
#           Las Vegas Sands Corp.                                     210,734   9,514,640        0.1%
(degrees)*  Lazare Kaplan International, Inc.                           1,600       1,600        0.0%
            Lear Corp.                                                112,402  12,940,842        0.1%
#*          Lee Enterprises, Inc.                                      20,446      43,754        0.0%
            Leggett & Platt, Inc.                                     146,282   7,210,240        0.1%
#           Lennar Corp. Class A                                      140,484   6,365,330        0.1%
            Lennar Corp. Class B                                       17,482     628,653        0.0%
            Libbey, Inc.                                               46,264     860,510        0.0%
#*          Liberty Braves Group Class A                                5,907      92,385        0.0%
(degrees)   Liberty Braves Group Class B                                  239       3,741        0.0%
*           Liberty Braves Group Class C                               12,726     189,872        0.0%
*           Liberty Broadband Corp. Class A                            31,461   1,803,345        0.0%
(degrees)*  Liberty Broadband Corp. Class B                               598      37,145        0.0%
*           Liberty Broadband Corp. Class C                            87,881   5,031,187        0.0%
*           Liberty Interactive Corp., QVC Group Class A              412,224  10,800,269        0.1%
*           Liberty Interactive Corp., QVC Group Class B                1,148      30,049        0.0%
*           Liberty Media Group Class A                                14,769     270,273        0.0%
(degrees)   Liberty Media Group Class B                                   598      11,057        0.0%
*           Liberty Media Group Class C                                31,815     572,670        0.0%
*           Liberty SiriusXM Group Class A                             59,077   1,935,953        0.0%
            Liberty SiriusXM Group Class B                              2,392      80,060        0.0%
*           Liberty SiriusXM Group Class C                            127,261   4,074,897        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class A                 89,081 $ 1,965,127        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                    694      15,997        0.0%
*   Liberty Ventures Series A                                 129,749   5,189,960        0.0%
    Lifetime Brands, Inc.                                      11,349     195,997        0.0%
#   Lions Gate Entertainment Corp.                            116,799   2,592,938        0.0%
#   Lithia Motors, Inc. Class A                                38,612   3,205,568        0.0%
*   Live Nation Entertainment, Inc.                           322,393   6,925,002        0.1%
*   LKQ Corp.                                                 257,195   8,243,100        0.1%
*   Loral Space & Communications, Inc.                         13,990     513,153        0.0%
    Lowe's Cos., Inc.                                         538,551  40,940,647        0.3%
#*  Luby's, Inc.                                               41,043     206,446        0.0%
#*  Lululemon Athletica, Inc.                                  82,285   5,393,782        0.0%
#*  Lumber Liquidators Holdings, Inc.                          22,193     330,898        0.0%
*   M/I Homes, Inc.                                            45,749     919,555        0.0%
    Macy's, Inc.                                              231,789   9,176,527        0.1%
*   Madison Square Garden Co. (The) Class A                    27,507   4,318,049        0.0%
    Marcus Corp. (The)                                         15,379     297,584        0.0%
    Marine Products Corp.                                      20,779     170,180        0.0%
*   MarineMax, Inc.                                            33,012     627,558        0.0%
#   Marriott International, Inc. Class A                       98,090   6,875,128        0.1%
    Marriott Vacations Worldwide Corp.                         42,506   2,662,576        0.0%
#   Mattel, Inc.                                              215,877   6,711,616        0.1%
#*  Mattress Firm Holding Corp.                                 1,120      43,702        0.0%
*   McClatchy Co. (The) Class A                                65,819      73,059        0.0%
    McDonald's Corp.                                          530,776  67,137,856        0.5%
#   MDC Holdings, Inc.                                        100,214   2,466,267        0.0%
*   Media General, Inc.                                        34,446     596,949        0.0%
    Meredith Corp.                                             61,170   3,138,633        0.0%
*   Meritage Homes Corp.                                       80,764   2,748,399        0.0%
*   MGM Resorts International                                 434,678   9,258,641        0.1%
#*  Michael Kors Holdings, Ltd.                               141,827   7,326,783        0.1%
*   Michaels Cos., Inc. (The)                                 144,595   4,110,836        0.0%
*   Modine Manufacturing Co.                                   72,219     780,687        0.0%
*   Mohawk Industries, Inc.                                    86,035  16,572,922        0.1%
*   Monarch Casino & Resort, Inc.                               6,425     122,075        0.0%
#   Monro Muffler Brake, Inc.                                  44,350   3,069,907        0.0%
*   Motorcar Parts of America, Inc.                            22,394     718,176        0.0%
    Movado Group, Inc.                                         19,211     541,942        0.0%
*   MSG Networks, Inc. Class A                                101,681   1,737,728        0.0%
*   Murphy USA, Inc.                                           90,948   5,222,234        0.0%
    NACCO Industries, Inc. Class A                              7,497     446,221        0.0%
*   Nathan's Famous, Inc.                                       5,441     242,179        0.0%
    National CineMedia, Inc.                                   85,868   1,219,326        0.0%
*   Nautilus, Inc.                                             60,278   1,063,304        0.0%
#*  Netflix, Inc.                                             104,226   9,383,467        0.1%
#*  Nevada Gold & Casinos, Inc.                                   700       1,435        0.0%
    New Media Investment Group, Inc.                            1,006      16,146        0.0%
*   New York & Co., Inc.                                       53,002     197,167        0.0%
#   New York Times Co. (The) Class A                          225,273   2,888,000        0.0%
    Newell Brands, Inc.                                       225,857  10,285,528        0.1%
    News Corp. Class A                                        234,029   2,906,640        0.0%
#   News Corp. Class B                                        115,744   1,500,042        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Nexstar Broadcasting Group, Inc. Class A                   39,651 $ 2,035,286        0.0%
    NIKE, Inc. Class B                                        662,186  39,029,243        0.3%
*   Nobility Homes, Inc.                                        1,105      15,746        0.0%
#   Nordstrom, Inc.                                           187,274   9,575,320        0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                      178,427   8,723,296        0.1%
    Nutrisystem, Inc.                                          39,395     867,478        0.0%
*   NVR, Inc.                                                   5,718   9,499,256        0.1%
*   O'Reilly Automotive, Inc.                                  65,153  17,114,390        0.1%
*   Office Depot, Inc.                                        719,803   4,232,442        0.0%
#   Omnicom Group, Inc.                                       175,097  14,527,798        0.1%
#   Outerwall, Inc.                                            20,260     836,941        0.0%
*   Overstock.com, Inc.                                        10,636     155,179        0.0%
    Oxford Industries, Inc.                                    27,116   1,801,045        0.0%
    P&F Industries, Inc. Class A                                  504       4,753        0.0%
#*  Panera Bread Co. Class A                                   47,265  10,137,870        0.1%
#   Papa John's International, Inc.                            49,902   2,823,954        0.0%
*   Penn National Gaming, Inc.                                113,225   1,826,319        0.0%
#   Penske Automotive Group, Inc.                             146,516   5,733,171        0.1%
*   Perfumania Holdings, Inc.                                   2,203       6,168        0.0%
*   Perry Ellis International, Inc.                            13,637     259,785        0.0%
#   PetMed Express, Inc.                                       14,214     260,116        0.0%
#   Pier 1 Imports, Inc.                                      132,369     912,022        0.0%
*   Pinnacle Entertainment, Inc.                               63,869     705,114        0.0%
#   Polaris Industries, Inc.                                   45,130   4,417,324        0.0%
#   Pool Corp.                                                 51,655   4,515,164        0.0%
*   Popeyes Louisiana Kitchen, Inc.                            29,368   1,578,824        0.0%
*   Potbelly Corp.                                                466       6,641        0.0%
*   Priceline Group, Inc. (The)                                24,433  32,829,645        0.2%
    PulteGroup, Inc.                                          330,197   6,072,323        0.1%
    PVH Corp.                                                  67,666   6,468,870        0.1%
*   QEP Co., Inc.                                                 352       5,729        0.0%
#*  Radio One, Inc. Class D                                    16,485      36,432        0.0%
#   Ralph Lauren Corp.                                         59,722   5,566,688        0.0%
    RCI Hospitality Holdings, Inc.                              7,842      80,381        0.0%
*   Reading International, Inc. Class A                        10,059     130,465        0.0%
*   Red Lion Hotels Corp.                                      13,744     108,578        0.0%
#*  Red Robin Gourmet Burgers, Inc.                            25,427   1,649,195        0.0%
#   Regal Entertainment Group Class A                         215,942   4,502,391        0.0%
*   Regis Corp.                                                52,558     718,468        0.0%
#   Rent-A-Center, Inc.                                        88,792   1,305,242        0.0%
#*  Restoration Hardware Holdings, Inc.                        58,951   2,550,810        0.0%
    Rocky Brands, Inc.                                          7,436      89,604        0.0%
    Ross Stores, Inc.                                         268,071  15,221,071        0.1%
    Royal Caribbean Cruises, Ltd.                             163,942  12,689,111        0.1%
*   Ruby Tuesday, Inc.                                         95,228     419,003        0.0%
    Ruth's Hospitality Group, Inc.                             72,351   1,148,934        0.0%
#   Saga Communications, Inc. Class A                           1,544      64,925        0.0%
    Salem Media Group, Inc.                                    12,181      94,646        0.0%
#*  Sally Beauty Holdings, Inc.                               203,271   6,382,709        0.1%
#   Scholastic Corp.                                           22,072     802,979        0.0%
#*  Scientific Games Corp. Class A                             20,323     201,604        0.0%
#   Scripps Networks Interactive, Inc. Class A                 67,492   4,208,126        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
#   SeaWorld Entertainment, Inc.                                148,808 $ 2,965,743        0.0%
#*  Select Comfort Corp.                                         88,556   2,185,562        0.0%
*   Sequential Brands Group, Inc.                                 2,521      13,992        0.0%
#   Service Corp. International                                 390,699  10,419,942        0.1%
*   ServiceMaster Global Holdings, Inc.                         158,678   6,080,541        0.1%
*   Shiloh Industries, Inc.                                      18,572     119,789        0.0%
    Shoe Carnival, Inc.                                          23,587     604,535        0.0%
#*  Shutterfly, Inc.                                             49,191   2,261,802        0.0%
#   Signet Jewelers, Ltd.                                        61,999   6,730,611        0.1%
#   Sinclair Broadcast Group, Inc. Class A                      138,129   4,429,797        0.0%
#*  Sirius XM Holdings, Inc.                                  1,621,570   6,405,202        0.1%
#   Six Flags Entertainment Corp.                               110,934   6,661,587        0.1%
*   Sizmek, Inc.                                                 27,927      74,007        0.0%
*   Skechers U.S.A., Inc. Class A                               165,206   5,460,058        0.0%
*   Skullcandy, Inc.                                             39,245     133,825        0.0%
*   Skyline Corp.                                                 4,311      39,015        0.0%
#*  Smith & Wesson Holding Corp.                                106,021   2,314,438        0.0%
#   Sonic Automotive, Inc. Class A                               76,409   1,433,433        0.0%
    Sonic Corp.                                                  56,022   1,925,476        0.0%
#   Sotheby's                                                    89,010   2,424,632        0.0%
*   Spanish Broadcasting System, Inc. Class A                     1,868       6,893        0.0%
    Spartan Motors, Inc.                                         27,734     134,787        0.0%
    Speedway Motorsports, Inc.                                   36,358     636,992        0.0%
*   Sportsman's Warehouse Holdings, Inc.                          7,485      85,179        0.0%
#   Stage Stores, Inc.                                           52,560     386,842        0.0%
    Standard Motor Products, Inc.                                35,577   1,263,339        0.0%
*   Stanley Furniture Co., Inc.                                   8,749      22,397        0.0%
    Staples, Inc.                                               399,452   4,074,410        0.0%
    Starbucks Corp.                                             870,072  48,924,149        0.4%
    Starwood Hotels & Resorts Worldwide, Inc.                   120,602   9,874,892        0.1%
*   Starz Class A                                               109,783   2,987,195        0.0%
*   Starz Class B                                                 2,392      60,207        0.0%
#   Stein Mart, Inc.                                            100,423     727,063        0.0%
*   Steven Madden, Ltd.                                          96,202   3,368,032        0.0%
*   Stoneridge, Inc.                                             44,696     637,365        0.0%
    Strattec Security Corp.                                       2,661     140,767        0.0%
#*  Strayer Education, Inc.                                      24,544   1,218,364        0.0%
    Sturm Ruger & Co., Inc.                                      34,520   2,210,316        0.0%
    Superior Industries International, Inc.                      24,359     636,257        0.0%
#   Superior Uniform Group, Inc.                                 13,906     264,492        0.0%
*   Sypris Solutions, Inc.                                       12,624      14,391        0.0%
    Tailored Brands, Inc.                                        63,239   1,101,623        0.0%
*   Tandy Leather Factory, Inc.                                  14,264     100,561        0.0%
    Target Corp.                                                348,046  27,669,657        0.2%
*   Taylor Morrison Home Corp. Class A                           68,312     983,693        0.0%
    TEGNA, Inc.                                                 334,589   7,815,999        0.1%
#*  Tempur Sealy International, Inc.                            114,095   6,922,144        0.1%
*   Tenneco, Inc.                                               119,832   6,387,046        0.1%
#*  Tesla Motors, Inc.                                           17,400   4,189,224        0.0%
#   Texas Roadhouse, Inc.                                        99,159   4,037,754        0.0%
    Thor Industries, Inc.                                        86,577   5,542,660        0.0%
#   Tiffany & Co.                                               113,698   8,112,352        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Tilly's, Inc. Class A                                       8,715 $    54,817        0.0%
    Time Warner Cable, Inc.                                    99,620  21,130,398        0.2%
    Time Warner, Inc.                                         463,786  34,848,880        0.3%
    Time, Inc.                                                 62,354     916,604        0.0%
    TJX Cos., Inc. (The)                                      394,042  29,876,264        0.2%
*   Toll Brothers, Inc.                                       112,545   3,072,479        0.0%
*   TopBuild Corp.                                             28,138     878,468        0.0%
    Tower International, Inc.                                  35,529     815,391        0.0%
*   Town Sports International Holdings, Inc.                   17,552      58,448        0.0%
#   Tractor Supply Co.                                        105,310   9,968,645        0.1%
*   Trans World Entertainment Corp.                               200         776        0.0%
*   TRI Pointe Group, Inc.                                     75,700     878,120        0.0%
#*  TripAdvisor, Inc.                                          81,793   5,283,010        0.0%
#*  Tuesday Morning Corp.                                      27,700     240,436        0.0%
*   Tumi Holdings, Inc.                                       104,219   2,780,563        0.0%
#   Tupperware Brands Corp.                                    60,031   3,486,000        0.0%
    Twenty-First Century Fox, Inc. Class A                    566,477  17,141,594        0.1%
    Twenty-First Century Fox, Inc. Class B                    218,134   6,570,196        0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     40,162   8,364,941        0.1%
#*  Under Armour, Inc. Class A                                 89,674   3,940,276        0.0%
#*  Under Armour, Inc. Class C                                 89,674   3,658,699        0.0%
*   Unifi, Inc.                                                15,429     397,451        0.0%
*   Universal Electronics, Inc.                                21,364   1,418,783        0.0%
    Universal Technical Institute, Inc.                        16,908      66,787        0.0%
*   Urban Outfitters, Inc.                                    203,464   6,169,028        0.1%
*   US Auto Parts Network, Inc.                                19,452      63,024        0.0%
#   Vail Resorts, Inc.                                         59,478   7,710,728        0.1%
*   Vera Bradley, Inc.                                         11,160     195,746        0.0%
    VF Corp.                                                  124,916   7,875,954        0.1%
#   Viacom, Inc. Class A                                        9,366     411,448        0.0%
    Viacom, Inc. Class B                                      378,687  15,488,298        0.1%
*   Vista Outdoor, Inc.                                        87,340   4,190,573        0.0%
#   Visteon Corp.                                              71,733   5,714,968        0.1%
#*  Vitamin Shoppe, Inc.                                       43,267   1,184,218        0.0%
*   VOXX International Corp.                                   38,950     174,886        0.0%
    Walt Disney Co. (The)                                     795,874  82,181,949        0.6%
#*  Wayfair, Inc. Class A                                      16,373     618,081        0.0%
*   WCI Communities, Inc.                                         961      15,357        0.0%
#*  Weight Watchers International, Inc.                        38,632     500,284        0.0%
    Wendy's Co. (The)                                         505,467   5,489,372        0.0%
#*  West Marine, Inc.                                          18,950     189,879        0.0%
#   Weyco Group, Inc.                                           6,018     168,745        0.0%
    Whirlpool Corp.                                            87,224  15,189,187        0.1%
#*  William Lyon Homes Class A                                 12,243     172,626        0.0%
#   Williams-Sonoma, Inc.                                      84,515   4,967,792        0.0%
    Winmark Corp.                                               3,093     294,454        0.0%
#   Winnebago Industries, Inc.                                 56,977   1,232,982        0.0%
    Wolverine World Wide, Inc.                                141,552   2,682,410        0.0%
#   Wyndham Worldwide Corp.                                   118,974   8,441,205        0.1%
#   Wynn Resorts, Ltd.                                         42,809   3,780,035        0.0%
    Yum! Brands, Inc.                                         232,451  18,493,802        0.1%
#*  Zagg, Inc.                                                 63,757     510,694        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                 39,272 $      658,984        0.0%
                                                                        --------------       ----
Total Consumer Discretionary                                             2,236,488,206       16.1%
                                                                        --------------       ----
Consumer Staples -- (7.8%)
#   Alico, Inc.                                                   8,044        232,552        0.0%
*   Alliance One International, Inc.                              8,251        210,483        0.0%
    Altria Group, Inc.                                        1,091,456     68,445,206        0.5%
    Andersons, Inc. (The)                                        43,092      1,444,013        0.0%
    Archer-Daniels-Midland Co.                                  296,437     11,839,694        0.1%
#   Avon Products, Inc.                                         408,937      1,926,093        0.0%
#   B&G Foods, Inc.                                              95,468      3,934,236        0.0%
*   Boston Beer Co., Inc. (The) Class A                          16,052      2,505,396        0.0%
*   Bridgford Foods Corp.                                         2,501         30,612        0.0%
#   Brown-Forman Corp. Class A                                   19,698      2,042,880        0.0%
#   Brown-Forman Corp. Class B                                   66,988      6,452,284        0.1%
    Bunge, Ltd.                                                 125,119      7,819,937        0.1%
#   Cal-Maine Foods, Inc.                                        88,989      4,517,082        0.0%
#   Calavo Growers, Inc.                                         23,524      1,344,867        0.0%
#   Campbell Soup Co.                                           224,122     13,830,569        0.1%
    Casey's General Stores, Inc.                                 74,018      8,290,016        0.1%
*   CCA Industries, Inc.                                          3,400         11,322        0.0%
*   Central Garden & Pet Co.                                     11,250        183,037        0.0%
*   Central Garden & Pet Co. Class A                             53,235        867,198        0.0%
#*  Chefs' Warehouse, Inc. (The)                                 15,895        306,297        0.0%
#   Church & Dwight Co., Inc.                                    79,918      7,408,399        0.1%
#   Clorox Co. (The)                                             99,241     12,427,950        0.1%
#   Coca-Cola Bottling Co. Consolidated                          15,965      2,544,342        0.0%
    Coca-Cola Co. (The)                                       2,038,454     91,322,739        0.7%
    Coca-Cola Enterprises, Inc.                                 225,830     11,851,558        0.1%
*   Coffee Holding Co., Inc.                                        300          1,122        0.0%
    Colgate-Palmolive Co.                                       470,121     33,340,981        0.2%
    ConAgra Foods, Inc.                                         121,978      5,435,340        0.0%
    Constellation Brands, Inc. Class A                           75,762     11,823,418        0.1%
    Constellation Brands, Inc. Class B                            3,160        496,120        0.0%
    Costco Wholesale Corp.                                      217,828     32,266,862        0.2%
#   Coty, Inc. Class A                                           71,836      2,183,814        0.0%
#*  Craft Brew Alliance, Inc.                                    13,966        118,990        0.0%
*   Crimson Wine Group, Ltd.                                     15,327        130,278        0.0%
    CVS Health Corp.                                            645,326     64,855,263        0.5%
*   Cyanotech Corp.                                                 800          4,000        0.0%
*   Darling Ingredients, Inc.                                   193,157      2,798,845        0.0%
#   Dean Foods Co.                                              155,818      2,684,744        0.0%
    Dr Pepper Snapple Group, Inc.                               120,124     10,920,473        0.1%
    Edgewell Personal Care Co.                                   77,446      6,355,993        0.1%
    Energizer Holdings, Inc.                                     49,326      2,145,188        0.0%
#   Estee Lauder Cos., Inc. (The) Class A                       122,799     11,772,740        0.1%
#*  Farmer Brothers Co.                                          23,314        704,316        0.0%
#   Flowers Foods, Inc.                                         272,996      5,230,603        0.0%
#   Fresh Del Monte Produce, Inc.                                86,673      3,749,474        0.0%
    General Mills, Inc.                                         303,079     18,590,866        0.1%
    Golden Enterprises, Inc.                                      3,860         22,118        0.0%
#*  Hain Celestial Group, Inc. (The)                            116,331      4,869,616        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Staples -- (Continued)
#*  Herbalife, Ltd.                                             136,906 $ 7,933,703        0.1%
#   Hershey Co. (The)                                            76,434   7,116,770        0.1%
#   Hormel Foods Corp.                                          265,150  10,221,532        0.1%
*   HRG Group, Inc.                                             122,719   1,767,154        0.0%
    Ingles Markets, Inc. Class A                                 23,244     838,411        0.0%
    Ingredion, Inc.                                             106,021  12,201,957        0.1%
    Inter Parfums, Inc.                                          36,501   1,117,661        0.0%
#*  Inventure Foods, Inc.                                         4,338      31,060        0.0%
    J&J Snack Foods Corp.                                        26,842   2,714,531        0.0%
    JM Smucker Co. (The)                                        103,336  13,121,605        0.1%
    John B. Sanfilippo & Son, Inc.                                8,763     484,857        0.0%
    Kellogg Co.                                                 130,066   9,990,369        0.1%
    Kimberly-Clark Corp.                                        200,290  25,074,305        0.2%
    Kraft Heinz Co. (The)                                       274,728  21,448,015        0.2%
    Kroger Co. (The)                                            538,319  19,051,109        0.1%
    Lancaster Colony Corp.                                       44,685   5,205,802        0.0%
*   Landec Corp.                                                 47,627     535,804        0.0%
*   Lifeway Foods, Inc.                                           3,699      35,880        0.0%
#   Limoneira Co.                                                   244       4,365        0.0%
*   Mannatech, Inc.                                               1,435      29,905        0.0%
#   McCormick & Co., Inc. Non-voting                             74,259   6,964,009        0.1%
#   McCormick & Co., Inc. Voting                                  4,298     402,916        0.0%
    Mead Johnson Nutrition Co.                                  151,744  13,224,490        0.1%
    Medifast, Inc.                                               25,845     814,893        0.0%
    MGP Ingredients, Inc.                                        28,383     749,879        0.0%
    Molson Coors Brewing Co. Class A                              1,162     108,630        0.0%
    Molson Coors Brewing Co. Class B                             94,259   9,013,988        0.1%
    Mondelez International, Inc. Class A                        856,261  36,784,973        0.3%
*   Monster Beverage Corp.                                       85,779  12,371,047        0.1%
#*  National Beverage Corp.                                      41,682   1,948,217        0.0%
*   Natural Alternatives International, Inc.                      2,740      28,797        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                      5,731      76,566        0.0%
#   Natural Health Trends Corp.                                  13,193     477,455        0.0%
    Nature's Sunshine Products, Inc.                                200       1,916        0.0%
#   Nu Skin Enterprises, Inc. Class A                            90,653   3,695,923        0.0%
*   Nutraceutical International Corp.                             9,876     232,975        0.0%
    Oil-Dri Corp. of America                                      4,211     140,479        0.0%
*   Omega Protein Corp.                                          32,498     604,138        0.0%
#   Orchids Paper Products Co.                                    6,335     194,294        0.0%
    PepsiCo, Inc.                                               803,748  82,753,894        0.6%
    Philip Morris International, Inc.                           646,971  63,480,794        0.5%
#*  Pilgrim's Pride Corp.                                       133,781   3,600,047        0.0%
    Pinnacle Foods, Inc.                                        192,767   8,209,946        0.1%
#*  Post Holdings, Inc.                                          92,389   6,637,226        0.1%
#   PriceSmart, Inc.                                             41,522   3,593,314        0.0%
*   Primo Water Corp.                                             8,367      92,037        0.0%
    Procter & Gamble Co. (The)                                1,072,417  85,922,050        0.6%
*   Revlon, Inc. Class A                                         51,808   1,887,365        0.0%
    Reynolds American, Inc.                                     425,906  21,124,938        0.2%
*   Rite Aid Corp.                                              755,659   6,083,055        0.0%
    Rocky Mountain Chocolate Factory, Inc.                        3,966      40,017        0.0%
    Sanderson Farms, Inc.                                        41,613   3,817,577        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Staples -- (Continued)
#*  Seaboard Corp.                                                  550 $    1,651,650        0.0%
*   Seneca Foods Corp. Class A                                    7,423        241,916        0.0%
*   Seneca Foods Corp. Class B                                    1,493         49,314        0.0%
    Snyder's-Lance, Inc.                                        136,984      4,379,378        0.0%
    SpartanNash Co.                                              50,684      1,403,947        0.0%
#   Spectrum Brands Holdings, Inc.                               75,415      8,567,144        0.1%
#*  Sprouts Farmers Market, Inc.                                244,989      6,876,841        0.1%
*   SUPERVALU, Inc.                                             382,744      1,925,202        0.0%
    Sysco Corp.                                                 264,508     12,185,884        0.1%
#   Tootsie Roll Industries, Inc.                                27,383        975,930        0.0%
#*  TreeHouse Foods, Inc.                                        69,697      6,161,215        0.0%
    Tyson Foods, Inc. Class A                                   252,466     16,617,312        0.1%
#*  United Natural Foods, Inc.                                   53,718      1,916,121        0.0%
    United-Guardian, Inc.                                         1,741         31,338        0.0%
    Universal Corp.                                              21,805      1,189,463        0.0%
#*  USANA Health Sciences, Inc.                                   9,599      1,136,906        0.0%
#   Vector Group, Ltd.                                          174,681      3,773,110        0.0%
    Village Super Market, Inc. Class A                            5,304        129,418        0.0%
    Wal-Mart Stores, Inc.                                     1,111,725     74,341,051        0.5%
    Walgreens Boots Alliance, Inc.                              359,393     28,492,677        0.2%
    WD-40 Co.                                                    18,011      1,842,525        0.0%
    Weis Markets, Inc.                                           24,373      1,109,459        0.0%
#*  WhiteWave Foods Co. (The)                                   144,105      5,794,462        0.0%
#   Whole Foods Market, Inc.                                    268,738      7,814,901        0.1%
                                                                        --------------        ---
Total Consumer Staples                                                   1,184,899,730        8.5%
                                                                        --------------        ---
Energy -- (6.0%)
#*  Abraxas Petroleum Corp.                                      10,147         15,423        0.0%
    Adams Resources & Energy, Inc.                                3,234        130,169        0.0%
    Alon USA Energy, Inc.                                       128,095      1,344,998        0.0%
    Anadarko Petroleum Corp.                                    223,420     11,787,639        0.1%
*   Antero Resources Corp.                                       74,426      2,106,256        0.0%
#   Apache Corp.                                                181,501      9,873,654        0.1%
    Archrock, Inc.                                               77,446        762,843        0.0%
#   Atwood Oceanics, Inc.                                        79,592        768,859        0.0%
    Baker Hughes, Inc.                                          159,045      7,691,416        0.1%
*   Barnwell Industries, Inc.                                     4,663          7,927        0.0%
#*  Basic Energy Services, Inc.                                  64,966        207,891        0.0%
#*  Bill Barrett Corp.                                           51,882        412,981        0.0%
#*  Bonanza Creek Energy, Inc.                                   71,751        278,394        0.0%
#   Bristow Group, Inc.                                          33,119        759,087        0.0%
#*  C&J Energy Services, Ltd.                                    64,696         93,809        0.0%
    Cabot Oil & Gas Corp.                                       224,770      5,259,618        0.0%
    California Resources Corp.                                  292,375        643,225        0.0%
*   Callon Petroleum Co.                                        135,022      1,419,081        0.0%
#   CARBO Ceramics, Inc.                                         21,127        313,736        0.0%
#*  Carrizo Oil & Gas, Inc.                                      87,274      3,086,881        0.0%
    Cheniere Energy Partners L.P. Holdings LLC                    9,671        188,391        0.0%
#*  Cheniere Energy, Inc.                                       138,006      5,365,673        0.1%
    Chesapeake Energy Corp.                                     288,488      1,981,913        0.0%
    Chevron Corp.                                               901,839     92,149,909        0.7%
    Cimarex Energy Co.                                           57,966      6,311,338        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Energy -- (Continued)
#*  Clayton Williams Energy, Inc.                                20,130 $    364,957        0.0%
#*  Clean Energy Fuels Corp.                                     54,100      154,726        0.0%
#*  Cloud Peak Energy, Inc.                                      70,350      155,474        0.0%
#*  Cobalt International Energy, Inc.                           459,220    1,483,281        0.0%
    Columbia Pipeline Group, Inc.                               157,357    4,031,486        0.0%
*   Concho Resources, Inc.                                       75,255    8,742,373        0.1%
    ConocoPhillips                                              560,733   26,797,430        0.2%
#   CONSOL Energy, Inc.                                         127,759    1,922,773        0.0%
*   Contango Oil & Gas Co.                                       18,297      230,176        0.0%
#*  Continental Resources, Inc.                                 197,916    7,374,350        0.1%
#   Core Laboratories NV                                         58,652    7,839,426        0.1%
    CVR Energy, Inc.                                             73,404    1,782,249        0.0%
*   Dawson Geophysical Co.                                       19,709      101,304        0.0%
    Delek US Holdings, Inc.                                      98,807    1,570,043        0.0%
#   Denbury Resources, Inc.                                     341,290    1,317,379        0.0%
    Devon Energy Corp.                                          165,551    5,741,309        0.1%
    DHT Holdings, Inc.                                          107,366      616,281        0.0%
#   Diamond Offshore Drilling, Inc.                             176,694    4,286,596        0.0%
#*  Diamondback Energy, Inc.                                     84,558    7,321,032        0.1%
#*  Dril-Quip, Inc.                                              55,767    3,614,817        0.0%
    Energen Corp.                                               102,006    4,334,235        0.0%
*   ENGlobal Corp.                                               13,200       18,348        0.0%
#   EnLink Midstream LLC                                         66,666      955,324        0.0%
    Ensco P.L.C. Class A                                          5,036       60,231        0.0%
#   EOG Resources, Inc.                                         277,927   22,962,329        0.2%
*   EP Energy Corp. Class A                                      38,800      190,508        0.0%
    EQT Corp.                                                    80,517    5,644,242        0.1%
*   Era Group, Inc.                                              29,026      276,618        0.0%
    Evolution Petroleum Corp.                                     8,344       46,226        0.0%
*   Exterran Corp.                                               38,723      592,462        0.0%
    Exxon Mobil Corp.                                         2,361,075  208,719,030        1.5%
*   FMC Technologies, Inc.                                      342,535   10,443,892        0.1%
#*  Forum Energy Technologies, Inc.                              45,996      769,973        0.0%
    Frank's International NV                                     38,763      645,404        0.0%
    GasLog, Ltd.                                                 51,776      663,251        0.0%
#*  Gastar Exploration, Inc.                                     96,278      191,593        0.0%
#*  Geospace Technologies Corp.                                  13,031      213,187        0.0%
#   Green Plains, Inc.                                           47,083      852,202        0.0%
#   Gulf Island Fabrication, Inc.                                15,135      113,664        0.0%
#*  Gulfmark Offshore, Inc. Class A                              29,608      200,742        0.0%
*   Gulfport Energy Corp.                                       155,891    4,879,388        0.0%
    Halliburton Co.                                             437,359   18,067,300        0.1%
*   Helix Energy Solutions Group, Inc.                          162,750    1,404,532        0.0%
#   Helmerich & Payne, Inc.                                     131,220    8,676,266        0.1%
    Hess Corp.                                                  169,797   10,123,297        0.1%
*   HKN, Inc.                                                       239        4,410        0.0%
    HollyFrontier Corp.                                         167,646    5,968,198        0.1%
#*  Hornbeck Offshore Services, Inc.                             38,647      453,716        0.0%
#*  ION Geophysical Corp.                                        10,183       93,276        0.0%
#*  Jones Energy, Inc. Class A                                    5,650       27,120        0.0%
#*  Key Energy Services, Inc.                                   219,468      116,077        0.0%
    Kinder Morgan, Inc.                                         765,028   13,586,897        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
#*  Kosmos Energy, Ltd.                                       336,565 $ 2,180,941        0.0%
#*  Laredo Petroleum, Inc.                                    144,600   1,761,228        0.0%
    Marathon Oil Corp.                                        375,968   5,297,389        0.1%
    Marathon Petroleum Corp.                                  428,470  16,744,608        0.1%
#*  Matador Resources Co.                                     113,332   2,442,305        0.0%
*   Matrix Service Co.                                         40,413     761,381        0.0%
*   McDermott International, Inc.                             205,264     931,899        0.0%
*   Memorial Resource Development Corp.                       312,912   4,092,889        0.0%
*   Mexco Energy Corp.                                            684       1,707        0.0%
*   Mitcham Industries, Inc.                                   11,460      42,631        0.0%
#   Murphy Oil Corp.                                          139,725   4,993,771        0.0%
    Nabors Industries, Ltd.                                   419,340   4,109,532        0.0%
#   National Oilwell Varco, Inc.                              222,648   8,024,234        0.1%
*   Natural Gas Services Group, Inc.                           14,512     333,631        0.0%
*   Newfield Exploration Co.                                  176,011   6,380,399        0.1%
*   Newpark Resources, Inc.                                   105,948     494,777        0.0%
#   Noble Corp. P.L.C.                                        311,788   3,501,379        0.0%
    Noble Energy, Inc.                                        284,093  10,258,598        0.1%
#*  Nordic American Offshore, Ltd.                                255       1,451        0.0%
#   Nordic American Tankers, Ltd.                              29,510     454,749        0.0%
*   Northern Oil and Gas, Inc.                                 74,420     406,333        0.0%
*   Oasis Petroleum, Inc.                                     136,548   1,323,150        0.0%
    Occidental Petroleum Corp.                                352,104  26,988,772        0.2%
#   Oceaneering International, Inc.                           137,200   5,028,380        0.0%
#*  Oil States International, Inc.                             81,782   2,832,928        0.0%
#   ONEOK, Inc.                                               160,107   5,787,868        0.1%
    Overseas Shipholding Group, Inc. Class A                    1,925       3,908        0.0%
#   Overseas Shipholding Group, Inc. Class B                   19,258      42,753        0.0%
#   Panhandle Oil and Gas, Inc. Class A                        24,429     461,464        0.0%
#*  Par Pacific Holdings, Inc.                                  1,808      34,551        0.0%
*   Parker Drilling Co.                                       166,097     508,257        0.0%
*   Parsley Energy, Inc. Class A                              148,568   3,479,463        0.0%
#   Patterson-UTI Energy, Inc.                                250,056   4,938,606        0.0%
    PBF Energy, Inc. Class A                                  185,926   5,983,099        0.1%
#*  PDC Energy, Inc.                                           72,408   4,546,498        0.0%
*   PetroQuest Energy, Inc.                                   100,726      79,684        0.0%
*   PHI, Inc. Non-voting                                       10,655     238,885        0.0%
*   PHI, Inc. Voting                                            2,247      47,007        0.0%
    Phillips 66                                               287,630  23,617,299        0.2%
*   Pioneer Energy Services Corp.                              54,296     168,861        0.0%
    Pioneer Natural Resources Co.                              57,713   9,586,129        0.1%
    QEP Resources, Inc.                                       224,471   4,024,765        0.0%
#   Range Resources Corp.                                     125,796   5,548,862        0.1%
#*  Renewable Energy Group, Inc.                               56,938     553,437        0.0%
#*  REX American Resources Corp.                                7,500     407,775        0.0%
*   Rice Energy, Inc.                                          38,046     658,576        0.0%
#*  RigNet, Inc.                                               11,399     194,923        0.0%
#   Rowan Cos. P.L.C. Class A                                 164,743   3,098,816        0.0%
#   RPC, Inc.                                                 258,054   3,901,776        0.0%
#*  RSP Permian, Inc.                                         112,492   3,443,380        0.0%
    Schlumberger, Ltd.                                        780,118  62,674,680        0.5%
    Scorpio Tankers, Inc.                                     301,460   1,887,140        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Energy -- (Continued)
#*  SEACOR Holdings, Inc.                                      26,496 $  1,557,170        0.0%
    SemGroup Corp. Class A                                     55,862    1,712,729        0.0%
#   Ship Finance International, Ltd.                           85,877    1,302,754        0.0%
#   SM Energy Co.                                             112,856    3,516,593        0.0%
#*  Southwestern Energy Co.                                   244,097    3,278,223        0.0%
    Spectra Energy Corp.                                      255,623    7,993,331        0.1%
*   Steel Excel, Inc.                                           6,102       57,969        0.0%
#*  Stone Energy Corp.                                         68,909       67,538        0.0%
    Superior Energy Services, Inc.                            232,096    3,913,139        0.0%
#*  Synergy Resources Corp.                                   140,714    1,015,955        0.0%
#   Targa Resources Corp.                                      81,187    3,284,826        0.0%
#   Teekay Corp.                                              100,937    1,130,494        0.0%
#   Teekay Tankers, Ltd. Class A                               40,073      157,888        0.0%
    Tesco Corp.                                                54,221      512,931        0.0%
    Tesoro Corp.                                              210,364   16,763,907        0.1%
*   TETRA Technologies, Inc.                                  142,790    1,028,088        0.0%
#   Tidewater, Inc.                                            60,688      531,627        0.0%
#   Transocean, Ltd.                                          473,884    5,250,635        0.0%
#*  Triangle Petroleum Corp.                                  101,041       45,357        0.0%
#*  Ultra Petroleum Corp.                                     141,456       44,163        0.0%
*   Unit Corp.                                                 57,869      732,622        0.0%
#   US Silica Holdings, Inc.                                   49,746    1,271,010        0.0%
#*  Vaalco Energy, Inc.                                        93,901      115,498        0.0%
    Valero Energy Corp.                                       334,899   19,715,504        0.2%
#*  W&T Offshore, Inc.                                         91,888      221,450        0.0%
#*  Weatherford International P.L.C.                          468,370    3,807,848        0.0%
    Western Refining, Inc.                                    199,445    5,337,148        0.1%
#*  Westmoreland Coal Co.                                       3,994       28,477        0.0%
*   Whiting Petroleum Corp.                                   123,630    1,483,560        0.0%
*   Willbros Group, Inc.                                       54,889      175,645        0.0%
    Williams Cos., Inc. (The)                                 265,484    5,147,735        0.0%
    World Fuel Services Corp.                                  90,305    4,219,953        0.0%
#*  WPX Energy, Inc.                                          276,911    2,674,960        0.0%
                                                                      ------------        ---
Total Energy                                                           913,106,762        6.6%
                                                                      ------------        ---
Financials -- (13.1%)
#*  1st Constitution Bancorp                                    1,513       18,973        0.0%
    1st Source Corp.                                           34,356    1,183,221        0.0%
    A-Mark Precious Metals, Inc.                                   96        1,966        0.0%
    Access National Corp.                                       4,884       96,019        0.0%
*   Affiliated Managers Group, Inc.                            48,318    8,229,522        0.1%
    Aflac, Inc.                                               218,488   15,069,117        0.1%
    Alexander & Baldwin, Inc.                                  92,583    3,540,374        0.0%
*   Alleghany Corp.                                             9,837    5,127,831        0.0%
    Allied World Assurance Co. Holdings AG                    116,845    4,157,345        0.0%
    Allstate Corp. (The)                                      193,645   12,596,607        0.1%
*   Ally Financial, Inc.                                      514,835    9,169,211        0.1%
#*  Altisource Asset Management Corp.                             909       15,226        0.0%
*   Altisource Portfolio Solutions SA                          18,312      572,982        0.0%
*   Ambac Financial Group, Inc.                                23,774      385,852        0.0%
#   American Equity Investment Life Holding Co.               159,293    2,230,102        0.0%
    American Express Co.                                      609,528   39,881,417        0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    American Financial Group, Inc.                               98,760 $ 6,825,304        0.1%
*   American Independence Corp.                                     371       8,092        0.0%
    American International Group, Inc.                          567,071  31,653,903        0.2%
    American National Bankshares, Inc.                            3,768     100,719        0.0%
    American National Insurance Co.                              23,814   2,765,282        0.0%
*   American River Bankshares                                     2,192      22,183        0.0%
    Ameriprise Financial, Inc.                                  186,850  17,918,915        0.1%
    Ameris Bancorp                                               50,697   1,591,886        0.0%
    AMERISAFE, Inc.                                              35,973   1,938,225        0.0%
    AmeriServ Financial, Inc.                                     8,436      25,983        0.0%
    AmTrust Financial Services, Inc.                            298,732   7,423,490        0.1%
    Aon P.L.C.                                                  126,356  13,282,543        0.1%
#*  Arch Capital Group, Ltd.                                     76,426   5,387,269        0.1%
    Argo Group International Holdings, Ltd.                      28,737   1,579,673        0.0%
#   Arrow Financial Corp.                                        13,979     393,649        0.0%
#   Arthur J Gallagher & Co.                                    136,259   6,273,364        0.1%
#   Artisan Partners Asset Management, Inc. Class A              45,258   1,462,286        0.0%
    Aspen Insurance Holdings, Ltd.                               89,977   4,170,434        0.0%
#   Associated Banc-Corp                                        193,597   3,531,209        0.0%
*   Associated Capital Group, Inc. Class A                        8,866     270,147        0.0%
#   Assurant, Inc.                                               70,469   5,959,563        0.1%
    Assured Guaranty, Ltd.                                      248,478   6,428,126        0.1%
*   Asta Funding, Inc.                                           10,330     103,403        0.0%
    Astoria Financial Corp.                                     179,517   2,699,936        0.0%
    Atlantic American Corp.                                       2,737      11,194        0.0%
*   Atlantic Coast Financial Corp.                                  945       6,067        0.0%
*   Atlanticus Holdings Corp.                                    14,132      42,679        0.0%
    Auburn National Bancorporation, Inc.                            335       9,213        0.0%
#*  AV Homes, Inc.                                                8,825     101,488        0.0%
    Axis Capital Holdings, Ltd.                                 101,250   5,393,587        0.1%
    Baldwin & Lyons, Inc. Class A                                   638      15,025        0.0%
#   Baldwin & Lyons, Inc. Class B                                 8,934     218,347        0.0%
    Banc of California, Inc.                                     19,553     397,904        0.0%
    BancFirst Corp.                                              17,597   1,097,525        0.0%
*   Bancorp, Inc. (The)                                          60,030     340,370        0.0%
    BancorpSouth, Inc.                                          153,658   3,609,426        0.0%
#   Bank Mutual Corp.                                            49,386     399,039        0.0%
    Bank of America Corp.                                     4,894,970  71,270,763        0.5%
    Bank of Commerce Holdings                                     6,357      39,922        0.0%
#   Bank of Hawaii Corp.                                         66,646   4,559,253        0.0%
    Bank of New York Mellon Corp. (The)                         509,201  20,490,248        0.2%
#   Bank of the Ozarks, Inc.                                    136,678   5,644,801        0.1%
    BankFinancial Corp.                                          16,549     204,546        0.0%
    BankUnited, Inc.                                            139,417   4,809,886        0.0%
    Banner Corp.                                                 41,937   1,794,065        0.0%
    Bar Harbor Bankshares                                         3,463     120,166        0.0%
    BB&T Corp.                                                  419,008  14,824,503        0.1%
    BBCN Bancorp, Inc.                                          164,910   2,575,894        0.0%
*   BBX Capital Corp. Class A                                       277       4,271        0.0%
    BCB Bancorp, Inc.                                             4,090      41,391        0.0%
    Bear State Financial, Inc.                                    2,492      24,521        0.0%
*   Beneficial Bancorp, Inc.                                    111,465   1,548,249        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
    Berkshire Bancorp, Inc.                                       1,000 $      7,755        0.0%
*   Berkshire Hathaway, Inc. Class B                            771,527  112,241,748        0.8%
    Berkshire Hills Bancorp, Inc.                                49,742    1,349,998        0.0%
#   BGC Partners, Inc. Class A                                  361,697    3,284,209        0.0%
    BlackRock, Inc.                                              47,762   17,019,033        0.1%
    BNC Bancorp                                                   5,800      129,688        0.0%
#*  BofI Holding, Inc.                                           95,900    1,953,483        0.0%
#   BOK Financial Corp.                                          66,941    4,028,509        0.0%
    Boston Private Financial Holdings, Inc.                     171,140    2,091,331        0.0%
#   Bridge Bancorp, Inc.                                          2,589       78,809        0.0%
    Brookline Bancorp, Inc.                                     144,072    1,639,539        0.0%
    Brown & Brown, Inc.                                         222,648    7,817,171        0.1%
*   Brunswick Bancorp                                                40          230        0.0%
    Bryn Mawr Bank Corp.                                         22,457      638,228        0.0%
    C&F Financial Corp.                                             721       28,112        0.0%
    Calamos Asset Management, Inc. Class A                       19,363      159,551        0.0%
    California First National Bancorp                             2,970       43,867        0.0%
    Camden National Corp.                                         9,264      403,077        0.0%
    Cape Bancorp, Inc.                                            5,201       75,883        0.0%
    Capital Bank Financial Corp. Class A                         27,293      825,067        0.0%
    Capital City Bank Group, Inc.                                11,641      172,520        0.0%
    Capital One Financial Corp.                                 248,918   18,019,174        0.1%
*   Capital Properties, Inc. Class A                                600        6,066        0.0%
    Capitol Federal Financial, Inc.                             291,753    3,877,397        0.0%
    Cardinal Financial Corp.                                     63,599    1,407,446        0.0%
*   Carolina Bank Holdings, Inc.                                    900       13,527        0.0%
*   Cascade Bancorp                                              19,485      117,884        0.0%
    Cash America International, Inc.                             51,879    1,917,448        0.0%
    Cathay General Bancorp                                      136,551    4,167,537        0.0%
#   CBOE Holdings, Inc.                                          95,355    5,908,196        0.1%
*   CBRE Group, Inc. Class A                                    299,643    8,878,422        0.1%
    CenterState Banks, Inc.                                      67,264    1,095,731        0.0%
    Central Pacific Financial Corp.                              24,892      580,979        0.0%
    Century Bancorp, Inc. Class A                                 1,596       67,830        0.0%
    Charles Schwab Corp. (The)                                  330,869    9,399,988        0.1%
    Charter Financial Corp.                                       1,777       22,266        0.0%
    Chemical Financial Corp.                                     58,683    2,256,948        0.0%
    Chicopee Bancorp, Inc.                                        3,096       56,285        0.0%
    Chubb, Ltd.                                                 206,393   24,325,479        0.2%
#   Cincinnati Financial Corp.                                   95,378    6,295,902        0.1%
#   CIT Group, Inc.                                             121,786    4,210,142        0.0%
    Citigroup, Inc.                                           1,387,489   64,212,991        0.5%
    Citizens Community Bancorp, Inc.                              1,650       15,131        0.0%
    Citizens Financial Group, Inc.                              233,612    5,338,034        0.1%
    Citizens Holding Co.                                            772       17,077        0.0%
#*  Citizens, Inc.                                               39,312      320,393        0.0%
#   City Holding Co.                                             20,810    1,022,187        0.0%
#   Civista Bancshares, Inc.                                      1,000       11,510        0.0%
    CKX Lands, Inc.                                                 743        8,660        0.0%
    Clifton Bancorp, Inc.                                        31,965      475,639        0.0%
    CME Group, Inc.                                             145,533   13,375,938        0.1%
    CNA Financial Corp.                                          98,373    3,108,587        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    CNB Financial Corp.                                         8,185 $   146,430        0.0%
    CNO Financial Group, Inc.                                 184,317   3,385,903        0.0%
    CoBiz Financial, Inc.                                      60,265     729,809        0.0%
    Codorus Valley Bancorp, Inc.                                1,849      38,718        0.0%
#   Cohen & Steers, Inc.                                       19,357     760,149        0.0%
*   Colony Bankcorp, Inc.                                       1,337      12,956        0.0%
    Columbia Banking System, Inc.                             113,723   3,353,691        0.0%
#   Comerica, Inc.                                            109,933   4,881,025        0.0%
#   Commerce Bancshares, Inc.                                 149,223   6,986,621        0.1%
    Commercial National Financial Corp.                           847      17,787        0.0%
#   Community Bank System, Inc.                                71,345   2,823,122        0.0%
*   Community Bankers Trust Corp.                               5,562      28,088        0.0%
    Community Trust Bancorp, Inc.                              23,002     825,082        0.0%
    Community West Bancshares                                   1,845      13,401        0.0%
#   ConnectOne Bancorp, Inc.                                   15,567     267,908        0.0%
#   Consolidated-Tomoka Land Co.                                6,784     334,451        0.0%
*   Consumer Portfolio Services, Inc.                          56,340     222,543        0.0%
#*  Cowen Group, Inc. Class A                                 121,371     422,978        0.0%
#   Crawford & Co. Class A                                     19,714     123,213        0.0%
#   Crawford & Co. Class B                                     19,531     131,639        0.0%
#*  Credit Acceptance Corp.                                    31,452   6,173,084        0.1%
#   Cullen/Frost Bankers, Inc.                                 80,472   5,149,403        0.0%
*   Customers Bancorp, Inc.                                    35,645     926,057        0.0%
#   CVB Financial Corp.                                       195,273   3,354,790        0.0%
    Diamond Hill Investment Group, Inc.                         2,633     461,460        0.0%
    Dime Community Bancshares, Inc.                            77,142   1,397,042        0.0%
    Discover Financial Services                               281,089  15,816,878        0.1%
    Donegal Group, Inc. Class A                                22,595     345,929        0.0%
    Donegal Group, Inc. Class B                                 2,147      31,443        0.0%
*   E*TRADE Financial Corp.                                   184,172   4,637,451        0.0%
    Eagle Bancorp Montana, Inc.                                   566       7,607        0.0%
#*  Eagle Bancorp, Inc.                                        39,949   2,025,414        0.0%
    East West Bancorp, Inc.                                   174,119   6,527,721        0.1%
    Eastern Virginia Bankshares, Inc.                             851       5,974        0.0%
#   Eaton Vance Corp.                                         256,712   8,864,265        0.1%
*   eHealth, Inc.                                              12,743     142,594        0.0%
    EMC Insurance Group, Inc.                                  19,746     522,479        0.0%
    Employers Holdings, Inc.                                   59,107   1,755,478        0.0%
#*  Encore Capital Group, Inc.                                 50,085   1,409,893        0.0%
    Endurance Specialty Holdings, Ltd.                        100,949   6,458,717        0.1%
#*  Enova International, Inc.                                  52,556     463,018        0.0%
#*  Enstar Group, Ltd.                                         19,623   3,109,068        0.0%
#   Enterprise Bancorp, Inc.                                    3,680      88,798        0.0%
    Enterprise Financial Services Corp.                        21,406     585,882        0.0%
    Erie Indemnity Co. Class A                                 58,490   5,520,871        0.1%
    ESSA Bancorp, Inc.                                          9,594     129,999        0.0%
    Evans Bancorp, Inc.                                         1,219      29,744        0.0%
    EverBank Financial Corp.                                   88,244   1,330,720        0.0%
    Evercore Partners, Inc. Class A                            71,574   3,696,081        0.0%
#   Everest Re Group, Ltd.                                     47,567   8,795,138        0.1%
*   Ezcorp, Inc. Class A                                       76,355     377,957        0.0%
#   FactSet Research Systems, Inc.                             39,827   6,003,920        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Financials -- (Continued)
#           Farmers Capital Bank Corp.                                  2,267 $    63,725        0.0%
            FBL Financial Group, Inc. Class A                          22,739   1,375,027        0.0%
*           FCB Financial Holdings, Inc. Class A                        9,454     330,417        0.0%
            Federal Agricultural Mortgage Corp. Class A                   773      29,660        0.0%
            Federal Agricultural Mortgage Corp. Class C                12,979     527,986        0.0%
            Federated Investors, Inc. Class B                         167,992   5,308,547        0.1%
            Federated National Holding Co.                             31,009     590,721        0.0%
            Fidelity Southern Corp.                                    23,902     386,256        0.0%
            Fifth Third Bancorp                                       601,253  11,008,942        0.1%
            Financial Engines, Inc.                                    11,871     382,365        0.0%
            Financial Institutions, Inc.                               15,982     447,496        0.0%
*           First Acceptance Corp.                                      9,100      15,834        0.0%
            First American Financial Corp.                            167,292   6,025,858        0.1%
*           First BanCorp(318672706)                                   79,473     309,945        0.0%
            First Bancorp(318910106)                                   15,713     320,545        0.0%
            First Bancorp of Indiana, Inc.                                 96       1,560        0.0%
            First Bancorp, Inc.                                         5,920     117,512        0.0%
*           First Bancshares, Inc.                                        200       1,884        0.0%
            First Bancshares, Inc. (The)                                  237       3,887        0.0%
            First Busey Corp.                                          40,009     817,784        0.0%
            First Business Financial Services, Inc.                     2,162      54,720        0.0%
            First Cash Financial Services, Inc.                        51,119   2,337,672        0.0%
            First Citizens BancShares, Inc. Class A                    10,756   2,742,780        0.0%
            First Commonwealth Financial Corp.                        168,122   1,543,360        0.0%
#           First Community Bancshares, Inc.                           16,591     345,259        0.0%
            First Defiance Financial Corp.                              8,344     330,256        0.0%
            First Federal of Northern Michigan Bancorp, Inc.              200       1,400        0.0%
            First Financial Bancorp                                   111,405   2,172,397        0.0%
#           First Financial Bankshares, Inc.                           42,062   1,361,968        0.0%
            First Financial Corp.                                      10,547     373,680        0.0%
            First Financial Northwest, Inc.                            14,137     192,829        0.0%
#           First Horizon National Corp.                              307,147   4,324,630        0.0%
            First Interstate BancSystem, Inc. Class A                  42,684   1,156,736        0.0%
*           First Marblehead Corp. (The)                                5,889      22,555        0.0%
            First Merchants Corp.                                      51,076   1,310,099        0.0%
            First Midwest Bancorp, Inc.                               152,407   2,816,481        0.0%
*           First NBC Bank Holding Co.                                 23,523     511,390        0.0%
            First Niagara Financial Group, Inc.                       442,419   4,671,945        0.0%
(degrees)*  First Place Financial Corp.                                 9,209          --        0.0%
            First Republic Bank                                       119,114   8,376,096        0.1%
            First South Bancorp, Inc.                                   4,572      39,319        0.0%
*           First United Corp.                                          1,938      21,764        0.0%
            FirstMerit Corp.                                          203,512   4,509,826        0.0%
*           Flagstar Bancorp, Inc.                                     57,739   1,366,682        0.0%
            Flushing Financial Corp.                                   47,833     954,268        0.0%
            FNB Corp.                                                 282,156   3,730,102        0.0%
            FNF Group                                                 202,420   6,457,198        0.1%
*           FNFV Group                                                 69,463     748,117        0.0%
            Forest City Realty Trust, Inc. Class B                      4,615      95,577        0.0%
#*          Forestar Group, Inc.                                       72,592     979,992        0.0%
            Fox Chase Bancorp, Inc.                                    11,006     216,928        0.0%
            Franklin Resources, Inc.                                  208,601   7,789,161        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#*  FRP Holdings, Inc.                                          4,712 $   171,894        0.0%
#   Fulton Financial Corp.                                    316,569   4,428,800        0.0%
#*  FXCM, Inc. Class A                                          3,490      40,693        0.0%
    Gain Capital Holdings, Inc.                                64,706     443,236        0.0%
*   GAINSCO, Inc.                                                 513       6,715        0.0%
    GAMCO Investors, Inc. Class A                               9,287     367,487        0.0%
#*  Genworth Financial, Inc. Class A                          536,769   1,841,118        0.0%
    German American Bancorp, Inc.                              15,398     496,278        0.0%
#   Glacier Bancorp, Inc.                                     109,365   2,831,460        0.0%
*   Global Indemnity P.L.C.                                    18,310     575,849        0.0%
    Goldman Sachs Group, Inc. (The)                           175,061  28,729,261        0.2%
    Great Southern Bancorp, Inc.                               20,029     758,298        0.0%
#*  Green Dot Corp. Class A                                    82,513   1,834,264        0.0%
#   Greenhill & Co., Inc.                                      40,188     884,940        0.0%
*   Greenlight Capital Re, Ltd. Class A                        56,910   1,225,272        0.0%
    Griffin Industrial Realty, Inc.                             2,756      70,829        0.0%
    Guaranty Bancorp                                            1,480      24,302        0.0%
    Guaranty Federal Bancshares, Inc.                             909      14,771        0.0%
*   Hallmark Financial Services, Inc.                          16,543     186,770        0.0%
#   Hancock Holding Co.                                       145,430   3,776,817        0.0%
    Hanmi Financial Corp.                                      64,941   1,501,436        0.0%
#   Hanover Insurance Group, Inc. (The)                        66,537   5,706,213        0.1%
    Harleysville Savings Financial Corp.                        1,916      35,503        0.0%
    Hartford Financial Services Group, Inc. (The)             312,638  13,874,874        0.1%
    Hawthorn Bancshares, Inc.                                   1,328      19,920        0.0%
#   HCI Group, Inc.                                            26,300     787,948        0.0%
    Heartland Financial USA, Inc.                              23,817     798,108        0.0%
    Heritage Commerce Corp.                                    26,461     276,253        0.0%
    Heritage Financial Corp.                                   30,151     556,286        0.0%
#   Heritage Insurance Holdings, Inc.                          27,112     360,318        0.0%
    HF Financial Corp.                                          1,948      39,155        0.0%
    HFF, Inc. Class A                                          54,800   1,744,284        0.0%
*   Hilltop Holdings, Inc.                                    191,404   3,801,283        0.0%
    Hingham Institution for Savings                               458      58,619        0.0%
*   HMN Financial, Inc.                                           989      12,313        0.0%
    Home Bancorp, Inc.                                          4,739     132,313        0.0%
    Home BancShares, Inc.                                     103,716   4,458,751        0.0%
*   HomeStreet, Inc.                                           21,226     457,420        0.0%
*   HomeTrust Bancshares, Inc.                                    761      14,117        0.0%
    HopFed Bancorp, Inc.                                        1,211      13,624        0.0%
    Horace Mann Educators Corp.                                49,848   1,550,273        0.0%
    Horizon Bancorp                                             1,946      47,482        0.0%
#*  Howard Hughes Corp. (The)                                  52,629   5,534,992        0.1%
#   Huntington Bancshares, Inc.                               688,210   6,923,393        0.1%
    Iberiabank Corp.                                           61,129   3,606,000        0.0%
    Independence Holding Co.                                    8,496     130,584        0.0%
    Independent Bank Corp.(453836108)                          43,112   2,027,557        0.0%
    Independent Bank Corp.(453838609)                           3,800      57,570        0.0%
    Independent Bank Group, Inc.                                1,053      38,540        0.0%
    Infinity Property & Casualty Corp.                          7,832     627,813        0.0%
#   Interactive Brokers Group, Inc. Class A                   115,472   4,387,936        0.0%
    Intercontinental Exchange, Inc.                            49,356  11,846,921        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
*   InterGroup Corp. (The)                                          200 $      5,598        0.0%
    International Bancshares Corp.                              108,390    2,838,734        0.0%
*   INTL. FCStone, Inc.                                          34,579      944,007        0.0%
    Invesco, Ltd.                                               345,685   10,719,692        0.1%
    Investment Technology Group, Inc.                            62,232    1,214,769        0.0%
    Investors Bancorp, Inc.                                     457,002    5,278,373        0.1%
    Investors Title Co.                                           1,022       97,325        0.0%
#   Janus Capital Group, Inc.                                   277,747    4,055,106        0.0%
    Jones Lang LaSalle, Inc.                                     48,969    5,639,760        0.1%
    JPMorgan Chase & Co.                                      1,895,254  119,780,053        0.9%
*   KCG Holdings, Inc. Class A                                   41,999      575,386        0.0%
#   Kearny Financial Corp.                                       68,264      861,492        0.0%
    Kemper Corp.                                                 94,003    2,910,333        0.0%
    Kennedy-Wilson Holdings, Inc.                               115,147    2,488,327        0.0%
    Kentucky First Federal Bancorp                                  936        8,761        0.0%
    KeyCorp                                                     484,841    5,958,696        0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                  23,786       63,746        0.0%
    Lake Shore Bancorp, Inc.                                        125        1,723        0.0%
    Lake Sunapee Bank Group                                       3,306       47,077        0.0%
    Lakeland Bancorp, Inc.                                       32,002      354,902        0.0%
    Lakeland Financial Corp.                                     29,016    1,372,167        0.0%
    Landmark Bancorp, Inc.                                        1,318       33,846        0.0%
    LegacyTexas Financial Group, Inc.                            76,042    1,875,196        0.0%
    Legg Mason, Inc.                                            136,341    4,377,910        0.0%
#*  LendingTree, Inc.                                             9,549      854,349        0.0%
#   Leucadia National Corp.                                     220,092    3,671,135        0.0%
    Lincoln National Corp.                                      146,609    6,370,161        0.1%
    Loews Corp.                                                 217,251    8,620,520        0.1%
#   LPL Financial Holdings, Inc.                                186,478    4,923,019        0.0%
    M&T Bank Corp.                                               76,178    9,013,381        0.1%
    Macatawa Bank Corp.                                          19,394      132,073        0.0%
    Mackinac Financial Corp.                                      1,000       10,620        0.0%
*   Magyar Bancorp, Inc.                                            211        2,142        0.0%
#   Maiden Holdings, Ltd.                                       137,915    1,686,700        0.0%
    MainSource Financial Group, Inc.                             23,521      513,934        0.0%
*   Malvern Bancorp, Inc.                                           134        2,112        0.0%
#   Manning & Napier, Inc.                                        7,687       65,724        0.0%
*   Marcus & Millichap, Inc.                                     42,555    1,067,279        0.0%
*   Markel Corp.                                                  9,135    8,213,370        0.1%
#   MarketAxess Holdings, Inc.                                   41,597    5,106,448        0.0%
    Marlin Business Services Corp.                               11,172      165,234        0.0%
    Marsh & McLennan Cos., Inc.                                 235,801   14,890,833        0.1%
*   Maui Land & Pineapple Co., Inc.                               2,542       15,252        0.0%
    MB Financial, Inc.                                          102,276    3,555,114        0.0%
*   MBIA, Inc.                                                  296,282    2,311,000        0.0%
    MBT Financial Corp.                                           4,170       36,696        0.0%
    Mercantile Bank Corp.                                         7,802      188,184        0.0%
    Merchants Bancshares, Inc.                                    4,638      141,181        0.0%
#   Mercury General Corp.                                        72,492    3,834,827        0.0%
    Meridian Bancorp, Inc.                                       67,027      979,935        0.0%
    Meta Financial Group, Inc.                                    6,603      327,641        0.0%
    MetLife, Inc.                                               423,354   19,093,265        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   MGIC Investment Corp.                                     152,142 $ 1,099,987        0.0%
    Mid Penn Bancorp, Inc.                                        497       7,728        0.0%
#   MidSouth Bancorp, Inc.                                      5,731      51,866        0.0%
    MidWestOne Financial Group, Inc.                            3,102      87,973        0.0%
#   Moelis & Co. Class A                                        8,470     238,092        0.0%
    Moody's Corp.                                              79,462   7,606,103        0.1%
    Morgan Stanley                                            639,083  17,293,586        0.1%
    Morningstar, Inc.                                          66,036   5,494,195        0.1%
*   MSB Financial Corp.                                           386       5,060        0.0%
    MSCI, Inc.                                                122,738   9,320,724        0.1%
    MutualFirst Financial, Inc.                                 2,798      73,587        0.0%
    Nasdaq, Inc.                                              103,534   6,389,083        0.1%
    National Bank Holdings Corp. Class A                       31,185     623,388        0.0%
    National General Holdings Corp.                             9,518     192,168        0.0%
    National Interstate Corp.                                  15,687     483,003        0.0%
    National Security Group, Inc. (The)                           312       4,930        0.0%
    National Western Life Group, Inc. Class A                   1,527     330,901        0.0%
#*  Nationstar Mortgage Holdings, Inc.                         12,405     143,774        0.0%
    Navient Corp.                                             510,768   6,982,199        0.1%
*   Navigators Group, Inc. (The)                               21,114   1,744,228        0.0%
    NBT Bancorp, Inc.                                          70,464   1,996,950        0.0%
    Nelnet, Inc. Class A                                       55,698   2,334,303        0.0%
    New York Community Bancorp, Inc.                          288,419   4,334,938        0.0%
*   NewStar Financial, Inc.                                    38,956     374,757        0.0%
*   Nicholas Financial, Inc.                                    4,022      42,714        0.0%
*   NMI Holdings, Inc. Class A                                  6,573      41,344        0.0%
    Northeast Bancorp                                              59         664        0.0%
    Northeast Community Bancorp, Inc.                           5,056      34,128        0.0%
    Northern Trust Corp.                                      193,855  13,779,213        0.1%
    Northfield Bancorp, Inc.                                   97,337   1,543,765        0.0%
    Northrim BanCorp, Inc.                                      3,902     100,672        0.0%
#   NorthStar Asset Management Group, Inc.                    130,737   1,626,368        0.0%
    Northwest Bancshares, Inc.                                201,640   2,826,993        0.0%
    Norwood Financial Corp.                                       991      28,462        0.0%
#   Ocean Shore Holding Co.                                     3,964      70,797        0.0%
    OceanFirst Financial Corp.                                 16,789     327,050        0.0%
*   Ocwen Financial Corp.                                     106,268     240,166        0.0%
    OFG Bancorp                                                80,840     713,817        0.0%
    Ohio Valley Banc Corp.                                      1,110      24,309        0.0%
    Old Line Bancshares, Inc.                                     600      11,088        0.0%
    Old National Bancorp.                                     234,360   3,140,424        0.0%
    Old Republic International Corp.                          373,127   6,899,118        0.1%
    Old Second Bancorp, Inc.                                    4,388      31,418        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    42,765     530,286        0.0%
#*  OneMain Holdings, Inc.                                     98,470   3,133,315        0.0%
#   Oppenheimer Holdings, Inc. Class A                         13,697     209,290        0.0%
    Opus Bank                                                   6,472     233,769        0.0%
    Oritani Financial Corp.                                    88,145   1,527,553        0.0%
    Pacific Continental Corp.                                  16,685     277,972        0.0%
*   Pacific Mercantile Bancorp                                 19,353     145,341        0.0%
*   Pacific Premier Bancorp, Inc.                              30,798     716,361        0.0%
#   PacWest Bancorp                                           160,728   6,425,905        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Park National Corp.                                        12,868 $ 1,181,282        0.0%
    Park Sterling Corp.                                        20,322     148,351        0.0%
#*  Patriot National Bancorp, Inc.                                 50         713        0.0%
    PB Bancorp, Inc.                                            1,309      11,100        0.0%
    Peapack Gladstone Financial Corp.                           7,271     139,167        0.0%
#   Penns Woods Bancorp, Inc.                                   3,034     126,275        0.0%
*   PennyMac Financial Services, Inc. Class A                   2,336      29,761        0.0%
#   People's United Financial, Inc.                           304,469   4,719,269        0.0%
    Peoples Bancorp of North Carolina, Inc.                     2,042      39,431        0.0%
    Peoples Bancorp, Inc.                                      12,162     261,361        0.0%
*   PHH Corp.                                                  53,569     687,290        0.0%
*   Phoenix Cos., Inc. (The)                                    4,663     172,578        0.0%
*   PICO Holdings, Inc.                                        25,499     253,205        0.0%
    Pinnacle Financial Partners, Inc.                          63,054   3,100,365        0.0%
*   Piper Jaffray Cos.                                         12,428     518,372        0.0%
    PNC Financial Services Group, Inc. (The)                  235,863  20,704,054        0.2%
    Popular, Inc.                                             130,605   3,881,581        0.0%
#*  PRA Group, Inc.                                            78,837   2,615,812        0.0%
    Preferred Bank                                              3,224     102,394        0.0%
    Premier Financial Bancorp, Inc.                             2,911      46,460        0.0%
#   Primerica, Inc.                                           111,692   5,535,456        0.1%
    Principal Financial Group, Inc.                           244,086  10,417,590        0.1%
#   PrivateBancorp, Inc.                                      129,695   5,396,609        0.1%
    ProAssurance Corp.                                         70,204   3,350,837        0.0%
    Progressive Corp. (The)                                   620,472  20,227,387        0.2%
#   Prosperity Bancshares, Inc.                                90,080   4,753,522        0.0%
    Provident Financial Holdings, Inc.                          6,264     108,367        0.0%
#   Provident Financial Services, Inc.                         90,769   1,813,565        0.0%
    Prudential Bancorp, Inc.                                    2,842      40,783        0.0%
    Prudential Financial, Inc.                                197,144  15,306,260        0.1%
    Pulaski Financial Corp.                                     7,180     116,101        0.0%
    Pzena Investment Management, Inc. Class A                   8,560      77,554        0.0%
    QCR Holdings, Inc.                                          1,185      30,537        0.0%
    Radian Group, Inc.                                        100,718   1,288,183        0.0%
#   Raymond James Financial, Inc.                             133,682   6,974,190        0.1%
    RE/MAX Holdings, Inc. Class A                               6,035     222,088        0.0%
*   Realogy Holdings Corp.                                    199,858   7,142,925        0.1%
#*  Regional Management Corp.                                   1,991      32,891        0.0%
    Regions Financial Corp.                                   791,370   7,423,051        0.1%
    Reinsurance Group of America, Inc.                         51,296   4,884,405        0.0%
#   RenaissanceRe Holdings, Ltd.                               57,764   6,406,605        0.1%
#   Renasant Corp.                                             58,642   2,013,766        0.0%
    Republic Bancorp, Inc. Class A                             15,312     418,171        0.0%
#*  Republic First Bancorp, Inc.                               14,828      68,950        0.0%
    Resource America, Inc. Class A                             21,470     135,690        0.0%
    Riverview Bancorp, Inc.                                     9,533      41,564        0.0%
    RLI Corp.                                                  62,727   3,900,365        0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A              4,906      14,473        0.0%
    S&P Global, Inc.                                          151,783  16,218,014        0.1%
#   S&T Bancorp, Inc.                                          48,763   1,251,746        0.0%
#*  Safeguard Scientifics, Inc.                                34,179     471,670        0.0%
#   Safety Insurance Group, Inc.                               32,733   1,853,015        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Salisbury Bancorp, Inc.                                       543 $    17,376        0.0%
    Sandy Spring Bancorp, Inc.                                 29,881     854,298        0.0%
#*  Santander Consumer USA Holdings, Inc.                     272,755   3,592,183        0.0%
    SB Financial Group, Inc.                                    1,124      11,993        0.0%
*   Seacoast Banking Corp. of Florida                          17,238     279,600        0.0%
*   Security National Financial Corp. Class A                     990       4,871        0.0%
    SEI Investments Co.                                       134,134   6,449,163        0.1%
*   Select Bancorp, Inc.                                          300       2,457        0.0%
#   Selective Insurance Group, Inc.                            98,858   3,431,361        0.0%
#   ServisFirst Bancshares, Inc.                                8,815     434,403        0.0%
    Shore Bancshares, Inc.                                      3,114      36,558        0.0%
    SI Financial Group, Inc.                                    5,983      83,283        0.0%
*   Siebert Financial Corp.                                     3,562       4,417        0.0%
    Sierra Bancorp                                             10,427     183,619        0.0%
*   Signature Bank                                             57,271   7,893,662        0.1%
    Silvercrest Asset Management Group, Inc. Class A              800      10,432        0.0%
    Simmons First National Corp. Class A                       47,707   2,227,917        0.0%
#*  SLM Corp.                                                 697,730   4,723,632        0.0%
    South State Corp.                                          37,268   2,608,015        0.0%
*   Southcoast Financial Corp.                                  2,666      36,364        0.0%
*   Southern First Bancshares, Inc.                             1,052      26,826        0.0%
    Southern Missouri Bancorp, Inc.                             1,114      27,594        0.0%
    Southern National Bancorp of Virginia, Inc.                 1,220      15,006        0.0%
    Southside Bancshares, Inc.                                 27,769     811,132        0.0%
    Southwest Bancorp, Inc.                                    16,450     264,022        0.0%
    Southwest Georgia Financial Corp.                             863      12,751        0.0%
#*  St Joe Co. (The)                                            4,147      69,877        0.0%
#   State Auto Financial Corp.                                 31,651     649,162        0.0%
#   State Bank Financial Corp.                                  6,408     133,799        0.0%
#   State Street Corp.                                        175,081  10,907,546        0.1%
    Sterling Bancorp                                          277,631   4,536,491        0.0%
    Stewart Information Services Corp.                         46,178   1,607,918        0.0%
*   Stifel Financial Corp.                                     83,828   2,758,779        0.0%
    Stock Yards Bancorp, Inc.                                  18,867     762,981        0.0%
*   Stratus Properties, Inc.                                    2,912      69,597        0.0%
    Suffolk Bancorp                                            11,604     278,380        0.0%
    Summit State Bank                                           1,967      27,784        0.0%
*   Sun Bancorp, Inc.                                           5,889     126,555        0.0%
    SunTrust Banks, Inc.                                      225,658   9,418,965        0.1%
    Sussex Bancorp                                                448       6,026        0.0%
*   SVB Financial Group                                        60,440   6,302,683        0.1%
*   Synchrony Financial                                       758,129  23,176,004        0.2%
    Synovus Financial Corp.                                   173,287   5,399,623        0.1%
    T Rowe Price Group, Inc.                                  116,856   8,798,088        0.1%
    Talmer Bancorp, Inc. Class A                               14,316     277,730        0.0%
    TCF Financial Corp.                                       247,161   3,371,276        0.0%
#   TD Ameritrade Holding Corp.                               252,466   7,531,061        0.1%
*   Tejon Ranch Co.                                            18,550     417,746        0.0%
    Territorial Bancorp, Inc.                                  11,236     294,720        0.0%
#   Teton Advisors, Inc. Class A                                   29       1,247        0.0%
*   Texas Capital Bancshares, Inc.                             77,604   3,555,815        0.0%
#   TFS Financial Corp.                                       228,256   4,085,782        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
    TheStreet, Inc.                                              10,517 $     11,569        0.0%
    Timberland Bancorp, Inc.                                      1,600       22,112        0.0%
    Tiptree Financial, Inc. Class A                              80,023      442,527        0.0%
#   Tompkins Financial Corp.                                     18,137    1,185,072        0.0%
    Torchmark Corp.                                              90,496    5,238,813        0.1%
    Towne Bank                                                   25,090      526,890        0.0%
    Travelers Cos., Inc. (The)                                  209,038   22,973,276        0.2%
    Trico Bancshares                                             24,519      660,051        0.0%
*   Trinity Place Holdings, Inc.                                    892        6,628        0.0%
    TrustCo Bank Corp. NY                                       199,567    1,279,224        0.0%
#   Trustmark Corp.                                             138,320    3,390,223        0.0%
    U.S. Bancorp.                                               728,399   31,095,353        0.2%
#   UMB Financial Corp.                                          66,872    3,728,114        0.0%
#   Umpqua Holdings Corp.                                       293,964    4,653,450        0.0%
*   Unico American Corp.                                            100        1,125        0.0%
    Union Bankshares Corp.                                       55,544    1,466,917        0.0%
#   Union Bankshares, Inc.                                          863       25,027        0.0%
    United Bancshares, Inc.                                       1,036       18,855        0.0%
#   United Bankshares, Inc.                                     104,334    4,036,682        0.0%
    United Community Bancorp                                         99        1,448        0.0%
    United Community Banks, Inc.                                 96,852    1,949,631        0.0%
    United Community Financial Corp.                              6,897       40,968        0.0%
    United Financial Bancorp, Inc.                               62,407      810,043        0.0%
    United Fire Group, Inc.                                      22,477    1,007,419        0.0%
#   United Insurance Holdings Corp.                              14,144      230,689        0.0%
*   United Security Bancshares                                    4,958       26,674        0.0%
    Unity Bancorp, Inc.                                           4,260       50,098        0.0%
#   Universal Insurance Holdings, Inc.                           88,522    1,558,872        0.0%
    Univest Corp. of Pennsylvania                                24,328      480,235        0.0%
    Unum Group                                                  149,298    5,107,485        0.0%
    Validus Holdings, Ltd.                                      109,602    5,051,556        0.0%
    Valley National Bancorp                                     300,046    2,838,435        0.0%
    Value Line, Inc.                                              2,920       47,859        0.0%
#   Virtus Investment Partners, Inc.                             13,593    1,063,244        0.0%
    Voya Financial, Inc.                                        129,721    4,212,041        0.0%
    VSB Bancorp, Inc.                                               169        2,074        0.0%
#   Waddell & Reed Financial, Inc. Class A                      147,380    2,997,709        0.0%
*   Walker & Dunlop, Inc.                                        72,078    1,589,320        0.0%
    Washington Federal, Inc.                                    204,627    4,970,390        0.0%
#   Washington Trust Bancorp, Inc.                               21,060      771,428        0.0%
    Waterstone Financial, Inc.                                   29,263      410,267        0.0%
    Wayne Savings Bancshares, Inc.                                  955       12,845        0.0%
#   Webster Financial Corp.                                     144,167    5,282,279        0.1%
    Wells Fargo & Co.                                         2,490,425  124,471,441        0.9%
    WesBanco, Inc.                                               61,814    1,986,084        0.0%
    West BanCorp, Inc.                                           14,098      262,928        0.0%
#   Westamerica Bancorporation                                   44,466    2,166,384        0.0%
*   Western Alliance Bancorp                                    160,776    5,881,186        0.1%
    Westfield Financial, Inc.                                    20,512      157,122        0.0%
    Westwood Holdings Group, Inc.                                 6,951      400,030        0.0%
    White Mountains Insurance Group, Ltd.                         3,770    3,129,100        0.0%
    Willis Towers Watson P.L.C.                                  95,097   11,877,615        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES      VALUE+      ASSETS**
                                                              ------- -------------- ----------
Financials -- (Continued)
    Wilshire Bancorp, Inc.                                    143,278 $    1,543,104        0.0%
    Wintrust Financial Corp.                                   68,491      3,562,902        0.0%
#   WisdomTree Investments, Inc.                              164,041      1,786,406        0.0%
*   World Acceptance Corp.                                      9,067        393,417        0.0%
#   WR Berkley Corp.                                          114,604      6,417,824        0.1%
    WSFS Financial Corp.                                       29,512      1,007,540        0.0%
    WVS Financial Corp.                                           803          9,564        0.0%
    XL Group P.L.C.                                           182,750      5,981,407        0.1%
    Yadkin Financial Corp.                                     33,018        826,110        0.0%
    Your Community Bankshares, Inc.                               140          4,704        0.0%
#   Zions Bancorporation                                      254,303      6,998,419        0.1%
                                                                      --------------       ----
Total Financials                                                       2,004,225,532       14.4%
                                                                      --------------       ----
Health Care -- (10.6%)
    Abaxis, Inc.                                               19,838        899,058        0.0%
    Abbott Laboratories                                       472,397     18,376,243        0.1%
    AbbVie, Inc.                                              914,606     55,790,966        0.4%
#*  ABIOMED, Inc.                                              26,135      2,538,754        0.0%
#*  Acadia Healthcare Co., Inc.                                77,269      4,882,628        0.0%
*   Accuray, Inc.                                               2,165         11,604        0.0%
    Aceto Corp.                                                48,035      1,077,425        0.0%
*   Acorda Therapeutics, Inc.                                  58,269      1,506,254        0.0%
    Adcare Health Systems, Inc.                                   184            408        0.0%
*   Addus HomeCare Corp.                                       17,310        320,235        0.0%
#*  Advaxis, Inc.                                               5,525         42,764        0.0%
    Aetna, Inc.                                               188,850     21,202,189        0.2%
    Agilent Technologies, Inc.                                220,049      9,004,405        0.1%
#*  Air Methods Corp.                                          71,405      2,640,557        0.0%
#*  Akorn, Inc.                                                77,607      1,975,098        0.0%
#*  Albany Molecular Research, Inc.                            32,814        493,851        0.0%
*   Alere, Inc.                                               115,247      4,494,633        0.0%
*   Alexion Pharmaceuticals, Inc.                              66,038      9,197,773        0.1%
#*  Align Technology, Inc.                                    107,848      7,785,547        0.1%
*   Alkermes P.L.C.                                            42,883      1,704,599        0.0%
*   Allergan P.L.C.                                           169,634     36,735,939        0.3%
*   Alliance HealthCare Services, Inc.                          6,423         46,181        0.0%
*   Allied Healthcare Products, Inc.                            1,583          1,076        0.0%
*   Allscripts Healthcare Solutions, Inc.                     259,392      3,475,853        0.0%
*   Almost Family, Inc.                                        15,511        651,617        0.0%
#*  Alnylam Pharmaceuticals, Inc.                              20,784      1,393,359        0.0%
#*  AMAG Pharmaceuticals, Inc.                                 14,999        397,773        0.0%
#*  Amedisys, Inc.                                             38,487      1,981,696        0.0%
*   American Shared Hospital Services                             797          1,594        0.0%
#   AmerisourceBergen Corp.                                    52,707      4,485,366        0.0%
    Amgen, Inc.                                               294,780     46,663,674        0.3%
*   Amicus Therapeutics, Inc.                                   6,394         47,763        0.0%
#*  AMN Healthcare Services, Inc.                              81,114      2,880,358        0.0%
*   Amphastar Pharmaceuticals, Inc.                             2,098         25,805        0.0%
*   Amsurg Corp.                                              112,917      9,144,019        0.1%
#*  Anacor Pharmaceuticals, Inc.                               17,280      1,084,147        0.0%
#   Analogic Corp.                                             15,789      1,247,173        0.0%
*   AngioDynamics, Inc.                                        60,329        739,030        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#*  ANI Pharmaceuticals, Inc.                                     100 $     4,547        0.0%
#*  Anika Therapeutics, Inc.                                   30,113   1,374,960        0.0%
    Anthem, Inc.                                              147,015  20,695,302        0.2%
#*  Anthera Pharmaceuticals, Inc.                              10,836      40,093        0.0%
#*  Aralez Pharmaceuticals, Inc.                               24,054      94,051        0.0%
#*  ArQule, Inc.                                               11,499      18,743        0.0%
*   Arrhythmia Research Technology, Inc.                        1,150       4,744        0.0%
*   Assembly Biosciences, Inc.                                  1,916      11,496        0.0%
#*  athenahealth, Inc.                                         22,988   3,064,300        0.0%
    Atrion Corp.                                                2,383     946,766        0.0%
*   Aviragen Therapeutics, Inc.                                 1,866       2,948        0.0%
    Baxalta, Inc.                                             231,773   9,722,877        0.1%
    Baxter International, Inc.                                233,939  10,344,783        0.1%
    Becton Dickinson and Co.                                   72,278  11,655,550        0.1%
*   Bio-Rad Laboratories, Inc. Class A                         30,979   4,394,371        0.0%
*   Bio-Rad Laboratories, Inc. Class B                          1,562     210,870        0.0%
#   Bio-Techne Corp.                                           37,350   3,480,273        0.0%
*   Bioanalytical Systems, Inc.                                   400         420        0.0%
*   Biogen, Inc.                                              108,459  29,825,140        0.2%
*   BioMarin Pharmaceutical, Inc.                              39,144   3,314,714        0.0%
#*  BioScrip, Inc.                                            107,250     283,140        0.0%
*   BioSpecifics Technologies Corp.                             6,943     246,893        0.0%
*   BioTelemetry, Inc.                                         49,646     780,932        0.0%
#*  Bluebird Bio, Inc.                                         21,314     945,276        0.0%
*   Boston Scientific Corp.                                   290,799   6,374,314        0.1%
*   Bovie Medical Corp.                                         7,222      14,227        0.0%
    Bristol-Myers Squibb Co.                                  485,555  35,047,360        0.3%
#*  Brookdale Senior Living, Inc.                             159,580   2,945,847        0.0%
    Bruker Corp.                                              221,481   6,267,912        0.1%
*   Cambrex Corp.                                              57,134   2,756,144        0.0%
    Cantel Medical Corp.                                       56,596   3,791,366        0.0%
*   Capital Senior Living Corp.                                56,020   1,123,761        0.0%
    Cardinal Health, Inc.                                     143,855  11,286,863        0.1%
*   Catalent, Inc.                                            220,559   6,513,107        0.1%
    Catalyst Biosciences, Inc.                                    227         318        0.0%
*   Celgene Corp.                                             360,654  37,295,230        0.3%
#*  Celsion Corp.                                                 666         986        0.0%
*   Centene Corp.                                             173,717  10,763,505        0.1%
*   Cerner Corp.                                              108,868   6,111,850        0.1%
*   Charles River Laboratories International, Inc.             81,070   6,426,419        0.1%
#   Chemed Corp.                                               29,094   3,775,819        0.0%
    Cigna Corp.                                               154,038  21,340,425        0.2%
#*  Cogentix Medical, Inc.                                      1,525       1,617        0.0%
*   Coherus Biosciences, Inc.                                   3,409      64,191        0.0%
*   Community Health Systems, Inc.                            203,108   3,875,301        0.0%
#   Computer Programs & Systems, Inc.                          14,788     759,068        0.0%
*   Concert Pharmaceuticals, Inc.                              12,128     169,064        0.0%
    CONMED Corp.                                               31,113   1,288,700        0.0%
#   Cooper Cos., Inc. (The)                                    28,948   4,431,360        0.0%
#*  CorMedix, Inc.                                              6,900      28,842        0.0%
*   Corvel Corp.                                               28,580   1,291,816        0.0%
    CR Bard, Inc.                                              56,948  12,082,657        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Cross Country Healthcare, Inc.                             42,718 $   530,985        0.0%
#   CryoLife, Inc.                                             47,140     584,536        0.0%
#*  Cumberland Pharmaceuticals, Inc.                           14,360      68,210        0.0%
*   Cutera, Inc.                                               12,003     139,955        0.0%
#*  Cynosure, Inc. Class A                                     29,065   1,422,441        0.0%
*   DaVita HealthCare Partners, Inc.                          244,774  18,088,799        0.1%
    DENTSPLY SIRONA, Inc.                                     187,158  11,154,617        0.1%
#*  Depomed, Inc.                                             108,566   1,886,877        0.0%
#*  DexCom, Inc.                                               29,044   1,869,853        0.0%
    Digirad Corp.                                               9,575      55,822        0.0%
*   Edwards Lifesciences Corp.                                154,914  16,453,416        0.1%
    Eli Lilly & Co.                                           390,848  29,520,749        0.2%
*   Emergent Biosolutions, Inc.                                59,269   2,283,042        0.0%
*   Endo International P.L.C.                                 105,032   2,835,864        0.0%
    Ensign Group, Inc. (The)                                   74,048   1,670,523        0.0%
*   Envision Healthcare Holdings, Inc.                        166,914   3,777,264        0.0%
*   Enzo Biochem, Inc.                                         23,675     117,902        0.0%
*   Exactech, Inc.                                             13,285     302,101        0.0%
#*  ExamWorks Group, Inc.                                      52,171   1,880,765        0.0%
*   Express Scripts Holding Co.                               373,265  27,520,828        0.2%
#*  Five Prime Therapeutics, Inc.                              11,597     551,901        0.0%
*   Five Star Quality Care, Inc.                               71,259     173,872        0.0%
#*  Fluidigm Corp.                                              3,038      29,104        0.0%
*   Genesis Healthcare, Inc.                                   15,845      39,929        0.0%
    Gilead Sciences, Inc.                                     809,650  71,419,226        0.5%
#*  Globus Medical, Inc. Class A                              101,539   2,542,537        0.0%
*   Greatbatch, Inc.                                           34,087   1,186,228        0.0%
*   Haemonetics Corp.                                          64,223   2,082,752        0.0%
*   Halyard Health, Inc.                                       50,583   1,424,417        0.0%
#*  Hanger, Inc.                                               41,296     284,529        0.0%
*   Harvard Bioscience, Inc.                                   26,114      77,559        0.0%
*   HCA Holdings, Inc.                                        121,641   9,806,697        0.1%
    HealthSouth Corp.                                         179,772   7,453,347        0.1%
*   HealthStream, Inc.                                         50,875   1,150,793        0.0%
*   Healthways, Inc.                                           58,700     683,855        0.0%
#*  Henry Schein, Inc.                                         58,994   9,952,288        0.1%
    Hill-Rom Holdings, Inc.                                    89,172   4,311,466        0.0%
*   HMS Holdings Corp.                                         93,006   1,570,871        0.0%
*   Hologic, Inc.                                             292,587   9,827,997        0.1%
#*  Horizon Pharma P.L.C.                                      94,966   1,459,627        0.0%
    Humana, Inc.                                              116,275  20,588,814        0.2%
*   ICU Medical, Inc.                                          19,219   1,909,215        0.0%
#*  Idera Pharmaceuticals, Inc.                                12,837      21,309        0.0%
#*  IDEXX Laboratories, Inc.                                   70,933   5,983,199        0.1%
#*  Illumina, Inc.                                             67,857   9,160,016        0.1%
#*  Impax Laboratories, Inc.                                   88,923   2,965,582        0.0%
*   IMS Health Holdings, Inc.                                 145,316   3,871,218        0.0%
*   INC Research Holdings, Inc. Class A                        17,288     832,071        0.0%
*   Incyte Corp.                                               53,634   3,876,129        0.0%
*   Inogen, Inc.                                               17,861     872,688        0.0%
#*  Insys Therapeutics, Inc.                                   38,684     560,531        0.0%
*   Integra LifeSciences Holdings Corp.                        50,718   3,591,849        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Health Care -- (Continued)
*           Interpace Diagnostics Group, Inc.                            10,224 $      5,316        0.0%
#*          Intrexon Corp.                                               67,844    1,813,470        0.0%
*           Intuitive Surgical, Inc.                                     14,038    8,792,842        0.1%
            Invacare Corp.                                               58,792      660,822        0.0%
#*          Ionis Pharmaceuticals, Inc.                                  33,263    1,362,785        0.0%
#*          iRadimed Corp.                                                1,881       30,792        0.0%
*           Iridex Corp.                                                  2,696       30,869        0.0%
#*          Jazz Pharmaceuticals P.L.C.                                  31,923    4,810,796        0.0%
            Johnson & Johnson                                         1,140,308  127,805,721        0.9%
*           Juniper Pharmaceuticals, Inc.                                 1,386        9,411        0.0%
            Kewaunee Scientific Corp.                                     1,352       22,768        0.0%
#           Kindred Healthcare, Inc.                                    154,164    2,275,461        0.0%
*           Laboratory Corp. of America Holdings                        105,404   13,209,229        0.1%
#           Landauer, Inc.                                                7,376      256,242        0.0%
#*          Lannett Co., Inc.                                            68,351    1,310,972        0.0%
            LeMaitre Vascular, Inc.                                      24,253      402,115        0.0%
#*          Lexicon Pharmaceuticals, Inc.                                24,069      332,393        0.0%
*           LHC Group, Inc.                                              24,003      968,281        0.0%
*           LifePoint Health, Inc.                                       80,702    5,452,227        0.1%
#*          Ligand Pharmaceuticals, Inc.                                 26,403    3,191,331        0.0%
#*          Lipocine, Inc.                                               19,043      185,669        0.0%
*           LivaNova P.L.C.                                              41,951    2,212,076        0.0%
#*          Luminex Corp.                                                51,289    1,030,909        0.0%
*           Magellan Health, Inc.                                        51,199    3,607,482        0.0%
*           Mallinckrodt P.L.C.                                          86,154    5,386,348        0.1%
*           Masimo Corp.                                                 88,310    3,828,239        0.0%
            McKesson Corp.                                              109,893   18,442,243        0.1%
(degrees)*  Medcath Corp.                                                11,283           --        0.0%
#*          Medicines Co. (The)                                         121,145    4,311,551        0.0%
#*          MediciNova, Inc.                                              1,657       11,400        0.0%
*           Medivation, Inc.                                            115,426    6,671,623        0.1%
#*          MEDNAX, Inc.                                                115,225    8,214,390        0.1%
            Medtronic P.L.C.                                            451,053   35,700,845        0.3%
            Merck & Co., Inc.                                         1,168,919   64,103,518        0.5%
#           Meridian Bioscience, Inc.                                    70,832    1,353,600        0.0%
*           Merit Medical Systems, Inc.                                  58,125    1,177,031        0.0%
*           Mettler-Toledo International, Inc.                           21,010    7,520,529        0.1%
*           Misonix, Inc.                                                 2,220       13,253        0.0%
#*          Molina Healthcare, Inc.                                     100,998    5,227,656        0.0%
#*          Momenta Pharmaceuticals, Inc.                                45,221      430,052        0.0%
*           Mylan NV                                                    186,358    7,772,992        0.1%
#*          Myriad Genetics, Inc.                                        97,258    3,501,288        0.0%
            National HealthCare Corp.                                    11,906      767,342        0.0%
            National Research Corp. Class A                              11,661      167,802        0.0%
            National Research Corp. Class B                               1,943       72,377        0.0%
*           Natus Medical, Inc.                                          40,390    1,287,229        0.0%
#*          Nektar Therapeutics                                         127,960    2,006,413        0.0%
*           Neogen Corp.                                                 43,777    2,068,025        0.0%
*           Neurocrine Biosciences, Inc.                                 34,680    1,580,714        0.0%
#*          NewLink Genetics Corp.                                        8,556      138,693        0.0%
*           NuVasive, Inc.                                               62,734    3,321,138        0.0%
*           Nuvectra Corp.                                               11,362       95,498        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Health Care -- (Continued)
#*  Ohr Pharmaceutical, Inc.                                      3,617 $    11,828        0.0%
*   Omnicell, Inc.                                               53,005   1,688,739        0.0%
#*  OPKO Health, Inc.                                           276,313   2,970,365        0.0%
*   OraSure Technologies, Inc.                                   71,832     515,754        0.0%
*   Orthofix International NV                                    23,785   1,040,832        0.0%
#   Owens & Minor, Inc.                                         107,987   3,929,647        0.0%
#*  Pain Therapeutics, Inc.                                      40,174      98,828        0.0%
#*  Paratek Pharmaceuticals, Inc.                                   825      11,237        0.0%
#*  PAREXEL International Corp.                                 100,345   6,131,080        0.1%
#   Patterson Cos., Inc.                                        130,565   5,659,993        0.1%
    PDL BioPharma, Inc.                                          98,354     370,795        0.0%
    PerkinElmer, Inc.                                           101,962   5,140,924        0.0%
#*  Pernix Therapeutics Holdings, Inc.                           14,663      10,999        0.0%
#   Perrigo Co. P.L.C.                                           34,509   3,335,985        0.0%
    Pfizer, Inc.                                              2,719,755  88,963,186        0.7%
*   PharMerica Corp.                                             48,139   1,138,006        0.0%
#   Phibro Animal Health Corp. Class A                           18,085     375,083        0.0%
*   Premier, Inc. Class A                                        69,919   2,363,961        0.0%
*   Prestige Brands Holdings, Inc.                               98,580   5,597,372        0.1%
#*  Progenics Pharmaceuticals, Inc.                              32,363     171,848        0.0%
*   ProPhase Labs, Inc.                                           3,827       4,899        0.0%
*   Providence Service Corp. (The)                               27,818   1,386,449        0.0%
*   pSivida Corp.                                                 1,367       3,923        0.0%
#   Psychemedics Corp.                                            1,300      18,720        0.0%
#   Quality Systems, Inc.                                        72,346   1,018,632        0.0%
    Quest Diagnostics, Inc.                                     186,715  14,035,367        0.1%
#*  Quidel Corp.                                                 23,763     411,100        0.0%
*   Quintiles Transnational Holdings, Inc.                       63,823   4,408,255        0.0%
#*  Radius Health, Inc.                                           3,189     113,528        0.0%
#*  RadNet, Inc.                                                 59,401     299,975        0.0%
*   Regeneron Pharmaceuticals, Inc.                              29,958  11,285,478        0.1%
#*  Repligen Corp.                                               26,740     712,354        0.0%
#   ResMed, Inc.                                                 71,347   3,981,163        0.0%
*   Retractable Technologies, Inc.                                2,700       7,155        0.0%
#*  Retrophin, Inc.                                               3,529      48,630        0.0%
#*  Rigel Pharmaceuticals, Inc.                                  72,832     206,115        0.0%
*   RTI Surgical, Inc.                                           78,783     314,344        0.0%
*   Sagent Pharmaceuticals, Inc.                                 23,840     277,498        0.0%
*   SciClone Pharmaceuticals, Inc.                               77,821   1,027,237        0.0%
#*  SeaSpine Holdings Corp.                                      11,585     172,848        0.0%
#*  Seattle Genetics, Inc.                                       60,492   2,146,256        0.0%
#   Select Medical Holdings Corp.                               205,759   2,753,055        0.0%
*   Sequenom, Inc.                                               15,186      19,438        0.0%
    Span-America Medical Systems, Inc.                            1,628      30,916        0.0%
#*  Spectrum Pharmaceuticals, Inc.                               39,588     280,679        0.0%
    St Jude Medical, Inc.                                       211,720  16,133,064        0.1%
#   STERIS P.L.C.                                                74,326   5,252,618        0.0%
    Stryker Corp.                                               119,816  13,061,142        0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                        67,976     732,781        0.0%
*   SunLink Health Systems, Inc.                                  2,605       1,746        0.0%
*   Supernus Pharmaceuticals, Inc.                               53,154     912,123        0.0%
*   Surgical Care Affiliates, Inc.                               71,278   3,446,291        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES      VALUE+      ASSETS**
                                                              ------- -------------- ----------
Health Care -- (Continued)
*   SurModics, Inc.                                            21,136 $      425,256        0.0%
*   Symmetry Surgical, Inc.                                    12,175        127,229        0.0%
*   Taro Pharmaceutical Industries, Ltd.                       28,617      3,998,940        0.0%
#*  Team Health Holdings, Inc.                                 83,319      3,485,234        0.0%
#   Teleflex, Inc.                                             43,843      6,829,863        0.1%
#*  Tenet Healthcare Corp.                                    186,095      5,897,351        0.1%
#*  Theravance Biopharma, Inc.                                 13,088        271,576        0.0%
    Thermo Fisher Scientific, Inc.                            165,936     23,936,268        0.2%
*   Tonix Pharmaceuticals Holding Corp.                         8,160         20,563        0.0%
#*  Triple-S Management Corp. Class B                          41,196      1,072,744        0.0%
#*  United Therapeutics Corp.                                  42,829      4,505,611        0.0%
    UnitedHealth Group, Inc.                                  463,186     60,992,332        0.5%
#   Universal American Corp.                                  130,900        973,896        0.0%
    Universal Health Services, Inc. Class B                   121,229     16,205,893        0.1%
    US Physical Therapy, Inc.                                  22,052      1,099,513        0.0%
    Utah Medical Products, Inc.                                 3,467        231,942        0.0%
#*  Varian Medical Systems, Inc.                               62,811      5,098,997        0.0%
*   Vascular Solutions, Inc.                                   21,404        748,070        0.0%
*   VCA, Inc.                                                 103,833      6,538,364        0.1%
*   Veeva Systems, Inc. Class A                                88,029      2,421,678        0.0%
*   Vertex Pharmaceuticals, Inc.                               44,994      3,794,794        0.0%
#*  Vitae Pharmaceuticals, Inc.                                 2,628         18,895        0.0%
#*  Vocera Communications, Inc.                                 2,800         32,816        0.0%
*   VWR Corp.                                                  46,343      1,234,578        0.0%
*   Waters Corp.                                               41,968      5,462,555        0.1%
#*  WellCare Health Plans, Inc.                                72,869      6,557,481        0.1%
#   West Pharmaceutical Services, Inc.                         96,074      6,840,469        0.1%
#*  Wright Medical Group NV                                    37,728        708,532        0.0%
*   Zafgen, Inc.                                                1,564          9,963        0.0%
    Zimmer Biomet Holdings, Inc.                               73,072      8,459,545        0.1%
    Zoetis, Inc.                                              293,935     13,823,763        0.1%
                                                                      --------------       ----
Total Health Care                                                      1,615,471,557       11.6%
                                                                      --------------       ----
Industrials -- (12.2%)
    3M Co.                                                    353,746     59,210,005        0.4%
#   AAON, Inc.                                                 76,660      2,033,023        0.0%
    AAR Corp.                                                  39,516        949,965        0.0%
    ABM Industries, Inc.                                       85,319      2,744,712        0.0%
#   Acacia Research Corp.                                      41,555        200,295        0.0%
*   ACCO Brands Corp.                                         181,694      1,733,361        0.0%
*   Accuride Corp.                                             18,309         29,661        0.0%
    Acme United Corp.                                           1,000         16,890        0.0%
*   Active Power, Inc.                                            360            205        0.0%
    Actuant Corp. Class A                                      80,654      2,154,268        0.0%
#   Acuity Brands, Inc.                                        42,512     10,368,252        0.1%
    ADT Corp. (The)                                           320,243     13,443,801        0.1%
#   Advanced Drainage Systems, Inc.                             8,613        199,133        0.0%
*   Advisory Board Co. (The)                                   41,010      1,297,556        0.0%
*   AECOM                                                     209,069      6,792,652        0.1%
*   Aegion Corp.                                               53,845      1,143,129        0.0%
#*  AeroCentury Corp.                                             691          7,401        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         109,728      1,988,271        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#*  Aerovironment, Inc.                                        34,813 $ 1,005,399        0.0%
#   AGCO Corp.                                                131,106   7,010,238        0.1%
#   Air Lease Corp.                                           168,177   5,126,035        0.0%
*   Air Transport Services Group, Inc.                         92,197   1,299,056        0.0%
    Aircastle, Ltd.                                            13,417     291,149        0.0%
    Alamo Group, Inc.                                          14,219     802,520        0.0%
#   Alaska Air Group, Inc.                                    188,323  13,263,589        0.1%
    Albany International Corp. Class A                         43,927   1,769,819        0.0%
    Allegiant Travel Co.                                       29,736   4,774,710        0.0%
    Allegion P.L.C.                                           105,138   6,881,282        0.1%
    Allied Motion Technologies, Inc.                           19,296     415,829        0.0%
    Allison Transmission Holdings, Inc.                       277,230   7,986,996        0.1%
    Altra Industrial Motion Corp.                              47,943   1,375,964        0.0%
    AMERCO                                                     24,346   8,569,792        0.1%
*   Ameresco, Inc. Class A                                     21,115      94,384        0.0%
    American Airlines Group, Inc.                             360,513  12,506,196        0.1%
#   American Railcar Industries, Inc.                          19,392     795,266        0.0%
#   American Science & Engineering, Inc.                        6,498     186,168        0.0%
#*  American Superconductor Corp.                                 896       8,924        0.0%
*   American Woodmark Corp.                                    29,703   2,163,567        0.0%
    AMETEK, Inc.                                              173,757   8,355,974        0.1%
*   AMREP Corp.                                                 3,360      14,952        0.0%
    AO Smith Corp.                                             94,735   7,315,437        0.1%
    Apogee Enterprises, Inc.                                   43,726   1,812,005        0.0%
#   Applied Industrial Technologies, Inc.                      59,176   2,712,036        0.0%
*   ARC Document Solutions, Inc.                               78,538     323,577        0.0%
    ArcBest Corp.                                              30,676     585,605        0.0%
    Argan, Inc.                                                36,279   1,240,016        0.0%
*   Armstrong Flooring, Inc.                                   42,153     613,748        0.0%
*   Armstrong World Industries, Inc.                           84,307   3,440,569        0.0%
#*  Arotech Corp.                                              14,831      53,688        0.0%
    Astec Industries, Inc.                                     35,222   1,704,745        0.0%
*   Astronics Corp.                                            26,644     984,496        0.0%
*   Astronics Corp. Class B                                     9,036     334,106        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         36,048   1,439,757        0.0%
*   Avalon Holdings Corp. Class A                                 500         950        0.0%
*   Avis Budget Group, Inc.                                   202,011   5,070,476        0.0%
    AZZ, Inc.                                                  39,502   2,169,450        0.0%
#   B/E Aerospace, Inc.                                       124,694   6,063,869        0.1%
*   Babcock & Wilcox Enterprises, Inc.                         74,287   1,697,458        0.0%
    Barnes Group, Inc.                                         81,993   2,663,953        0.0%
    Barrett Business Services, Inc.                             7,132     221,163        0.0%
*   Beacon Roofing Supply, Inc.                                71,546   3,057,161        0.0%
*   BlueLinx Holdings, Inc.                                    25,832      17,307        0.0%
*   BMC Stock Holdings, Inc.                                   16,923     296,999        0.0%
#   Boeing Co. (The)                                          368,258  49,641,178        0.4%
#   Brady Corp. Class A                                        54,414   1,441,427        0.0%
    Briggs & Stratton Corp.                                    64,286   1,360,935        0.0%
    Brink's Co. (The)                                          86,871   2,939,715        0.0%
#*  Broadwind Energy, Inc.                                        488       1,649        0.0%
#*  Builders FirstSource, Inc.                                115,900   1,285,331        0.0%
    BWX Technologies, Inc.                                    139,015   4,641,711        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   CAI International, Inc.                                    22,428 $   229,214        0.0%
    Carlisle Cos., Inc.                                        73,199   7,458,978        0.1%
*   Casella Waste Systems, Inc. Class A                        62,723     449,097        0.0%
#   Caterpillar, Inc.                                         382,601  29,735,750        0.2%
*   CBIZ, Inc.                                                 85,454     869,922        0.0%
    CDI Corp.                                                  16,772     119,920        0.0%
    CEB, Inc.                                                  41,785   2,577,717        0.0%
#   CECO Environmental Corp.                                   16,116     106,366        0.0%
    Celadon Group, Inc.                                        49,165     495,092        0.0%
#   CH Robinson Worldwide, Inc.                               103,272   7,329,214        0.1%
*   Chart Industries, Inc.                                     55,551   1,429,883        0.0%
    Chicago Bridge & Iron Co. NV                              150,988   6,077,267        0.1%
    Chicago Rivet & Machine Co.                                   474      11,575        0.0%
    Cintas Corp.                                               84,931   7,625,105        0.1%
    CIRCOR International, Inc.                                 23,492   1,326,123        0.0%
*   Civeo Corp.                                               124,628     189,435        0.0%
#   CLARCOR, Inc.                                              78,193   4,595,403        0.0%
*   Clean Harbors, Inc.                                       105,107   5,192,286        0.0%
#*  Colfax Corp.                                              146,086   4,737,569        0.0%
    Columbus McKinnon Corp.                                    24,682     407,500        0.0%
    Comfort Systems USA, Inc.                                  60,334   1,779,250        0.0%
*   Command Security Corp.                                      4,000      10,040        0.0%
*   Commercial Vehicle Group, Inc.                             21,047      54,091        0.0%
    Compx International, Inc.                                   1,315      14,038        0.0%
*   Continental Building Products, Inc.                        53,506   1,049,253        0.0%
*   Continental Materials Corp.                                   268       3,974        0.0%
#   Copa Holdings SA Class A                                   39,335   2,507,606        0.0%
#*  Copart, Inc.                                              193,233   8,278,102        0.1%
#   Covanta Holding Corp.                                     223,453   3,633,346        0.0%
*   Covenant Transportation Group, Inc. Class A                34,912     695,098        0.0%
*   CPI Aerostructures, Inc.                                    6,347      43,794        0.0%
*   CRA International, Inc.                                     9,791     212,465        0.0%
    Crane Co.                                                  94,500   5,251,365        0.0%
    CSX Corp.                                                 650,140  17,729,318        0.1%
    Cubic Corp.                                                29,613   1,231,012        0.0%
    Cummins, Inc.                                              79,414   9,293,820        0.1%
    Curtiss-Wright Corp.                                       74,744   5,723,896        0.1%
    Danaher Corp.                                             259,714  25,127,329        0.2%
#   Deere & Co.                                               190,098  15,989,143        0.1%
    Delta Air Lines, Inc.                                     457,001  19,043,232        0.1%
#   Deluxe Corp.                                               91,870   5,767,599        0.1%
*   DigitalGlobe, Inc.                                        101,028   2,238,780        0.0%
#   Donaldson Co., Inc.                                       211,338   6,906,526        0.1%
    Douglas Dynamics, Inc.                                     54,155   1,240,691        0.0%
    Dover Corp.                                               206,985  13,598,914        0.1%
*   Ducommun, Inc.                                              9,872     157,064        0.0%
    Dun & Bradstreet Corp. (The)                               50,496   5,575,263        0.1%
#*  DXP Enterprises, Inc.                                      17,381     379,775        0.0%
#*  Dycom Industries, Inc.                                     54,688   3,860,973        0.0%
    Dynamic Materials Corp.                                    16,062     156,926        0.0%
    Eastern Co. (The)                                           2,746      45,886        0.0%
    Eaton Corp. P.L.C.                                        192,255  12,163,974        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
*   Echo Global Logistics, Inc.                                  33,563 $   784,367        0.0%
    Ecology and Environment, Inc. Class A                         1,746      19,119        0.0%
    EMCOR Group, Inc.                                            93,058   4,511,452        0.0%
    Emerson Electric Co.                                        380,161  20,768,195        0.2%
    Encore Wire Corp.                                            28,142   1,076,431        0.0%
#*  Energy Focus, Inc.                                            2,870      22,386        0.0%
*   Energy Recovery, Inc.                                        34,173     415,544        0.0%
    EnerSys                                                      68,560   4,001,847        0.0%
*   Engility Holdings, Inc.                                      20,709     407,346        0.0%
    Ennis, Inc.                                                  31,343     612,442        0.0%
    EnPro Industries, Inc.                                       25,377   1,486,585        0.0%
    EnviroStar, Inc.                                                100         369        0.0%
    Equifax, Inc.                                                72,675   8,739,169        0.1%
    ESCO Technologies, Inc.                                      33,042   1,271,456        0.0%
    Espey Manufacturing & Electronics Corp.                       1,489      36,480        0.0%
    Essendant, Inc.                                              50,494   1,554,710        0.0%
#*  Esterline Technologies Corp.                                 46,036   3,160,832        0.0%
#   Expeditors International of Washington, Inc.                110,427   5,478,283        0.1%
    Exponent, Inc.                                               41,408   2,063,775        0.0%
#   Fastenal Co.                                                170,873   7,995,148        0.1%
    Federal Signal Corp.                                        139,055   1,903,663        0.0%
    FedEx Corp.                                                 164,013  27,080,186        0.2%
#   Flowserve Corp.                                             124,729   6,088,022        0.1%
    Fluor Corp.                                                 210,235  11,491,445        0.1%
#   Fortune Brands Home & Security, Inc.                         86,024   4,766,590        0.0%
    Forward Air Corp.                                            45,735   2,084,601        0.0%
*   Franklin Covey Co.                                           20,263     333,732        0.0%
    Franklin Electric Co., Inc.                                  58,467   1,846,973        0.0%
    FreightCar America, Inc.                                     25,780     442,127        0.0%
*   FTI Consulting, Inc.                                         81,331   3,277,639        0.0%
*   Fuel Tech, Inc.                                              19,248      33,107        0.0%
    G&K Services, Inc. Class A                                   27,008   1,908,115        0.0%
#   GATX Corp.                                                   48,439   2,225,288        0.0%
*   Gencor Industries, Inc.                                       2,365      34,127        0.0%
#*  Generac Holdings, Inc.                                      104,953   4,000,808        0.0%
#   General Cable Corp.                                          92,142   1,441,101        0.0%
    General Dynamics Corp.                                      129,455  18,191,017        0.1%
    General Electric Co.                                      2,398,826  73,763,899        0.5%
#*  Genesee & Wyoming, Inc. Class A                              68,589   4,465,830        0.0%
*   Gibraltar Industries, Inc.                                   42,438   1,122,485        0.0%
    Global Brass & Copper Holdings, Inc.                         35,263     955,627        0.0%
    Global Power Equipment Group, Inc.                           12,367      28,568        0.0%
#*  Golden Ocean Group, Ltd.                                     61,837      53,613        0.0%
*   Goldfield Corp. (The)                                        11,623      23,246        0.0%
#   Gorman-Rupp Co. (The)                                        28,476     805,586        0.0%
*   GP Strategies Corp.                                          35,310     824,135        0.0%
#   Graco, Inc.                                                  89,556   7,020,295        0.1%
#   Graham Corp.                                                  8,388     155,262        0.0%
    Granite Construction, Inc.                                   51,675   2,304,188        0.0%
*   Great Lakes Dredge & Dock Corp.                              85,344     390,022        0.0%
#   Greenbrier Cos., Inc. (The)                                  31,578     947,024        0.0%
    Griffon Corp.                                                60,722     960,015        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    H&E Equipment Services, Inc.                               70,583 $ 1,427,894        0.0%
    Hardinge, Inc.                                             10,375     134,875        0.0%
    Harsco Corp.                                              118,127     837,520        0.0%
#*  Hawaiian Holdings, Inc.                                   122,552   5,155,763        0.0%
#*  HC2 Holdings, Inc.                                          7,362      28,417        0.0%
*   HD Supply Holdings, Inc.                                  177,339   6,079,181        0.1%
#   Healthcare Services Group, Inc.                            47,004   1,779,101        0.0%
#   Heartland Express, Inc.                                   156,950   2,842,364        0.0%
#   HEICO Corp.                                                36,811   2,256,882        0.0%
    HEICO Corp. Class A                                        54,132   2,770,476        0.0%
    Heidrick & Struggles International, Inc.                   32,954     650,182        0.0%
*   Heritage-Crystal Clean, Inc.                                4,417      45,937        0.0%
    Herman Miller, Inc.                                       109,924   3,316,407        0.0%
*   Hertz Global Holdings, Inc.                               697,202   6,456,091        0.1%
#   Hexcel Corp.                                              120,757   5,466,669        0.1%
*   Hill International, Inc.                                   26,258     111,334        0.0%
    Hillenbrand, Inc.                                         102,103   3,094,742        0.0%
    HNI Corp.                                                  67,903   2,968,719        0.0%
    Honeywell International, Inc.                             364,099  41,605,593        0.3%
    Houston Wire & Cable Co.                                   17,436     127,457        0.0%
*   Hub Group, Inc. Class A                                    56,473   2,175,340        0.0%
    Hubbell, Inc.                                              68,233   7,216,322        0.1%
    Hudson Global, Inc.                                        23,996      62,150        0.0%
    Huntington Ingalls Industries, Inc.                        84,112  12,176,894        0.1%
    Hurco Cos., Inc.                                            9,009     291,711        0.0%
*   Huron Consulting Group, Inc.                               30,739   1,709,396        0.0%
#*  Huttig Building Products, Inc.                              2,588      12,112        0.0%
    Hyster-Yale Materials Handling, Inc.                       19,401   1,188,311        0.0%
*   ICF International, Inc.                                    23,689     932,636        0.0%
    IDEX Corp.                                                 81,254   6,654,703        0.1%
*   IHS, Inc. Class A                                          36,623   4,511,221        0.0%
    Illinois Tool Works, Inc.                                 193,391  20,213,227        0.2%
    Ingersoll-Rand P.L.C.                                     286,785  18,795,889        0.1%
#*  InnerWorkings, Inc.                                        52,620     429,905        0.0%
*   Innovative Solutions & Support, Inc.                       10,802      29,922        0.0%
    Insperity, Inc.                                            49,494   2,611,798        0.0%
    Insteel Industries, Inc.                                   37,139   1,076,660        0.0%
*   Integrated Electrical Services, Inc.                        6,920      83,524        0.0%
    Interface, Inc.                                            98,835   1,682,172        0.0%
#   International Shipholding Corp.                             3,805       9,512        0.0%
#*  Intersections, Inc.                                        13,979      33,410        0.0%
    ITT Corp.                                                 161,040   6,179,105        0.1%
*   Jacobs Engineering Group, Inc.                            152,241   6,786,904        0.1%
    JB Hunt Transport Services, Inc.                           96,419   7,991,207        0.1%
*   JetBlue Airways Corp.                                     482,252   9,543,767        0.1%
    John Bean Technologies Corp.                               37,660   1,963,592        0.0%
#   Joy Global, Inc.                                           89,052   1,896,808        0.0%
    Kadant, Inc.                                                7,600     359,860        0.0%
#   Kaman Corp.                                                47,286   1,990,268        0.0%
#   Kansas City Southern                                      118,868  11,262,743        0.1%
    KAR Auction Services, Inc.                                240,973   9,060,585        0.1%
    KBR, Inc.                                                 172,371   2,682,093        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Kelly Services, Inc. Class A                               53,780 $ 1,009,451        0.0%
    Kelly Services, Inc. Class B                                  319       5,780        0.0%
#   Kennametal, Inc.                                          145,577   3,403,590        0.0%
*   Key Technology, Inc.                                        3,418      30,591        0.0%
    Kforce, Inc.                                               59,103   1,123,548        0.0%
    Kimball International, Inc. Class B                        79,597     926,509        0.0%
#*  Kirby Corp.                                                89,123   5,687,830        0.1%
*   KLX, Inc.                                                  42,831   1,444,261        0.0%
#   Knight Transportation, Inc.                               145,849   3,875,208        0.0%
    Knoll, Inc.                                                79,072   1,846,331        0.0%
    Korn/Ferry International                                   76,506   2,076,373        0.0%
#*  Kratos Defense & Security Solutions, Inc.                  99,878     530,352        0.0%
    L-3 Communications Holdings, Inc.                          67,019   8,815,009        0.1%
#   Landstar System, Inc.                                      78,838   5,167,831        0.0%
#*  Lawson Products, Inc.                                       8,619     168,846        0.0%
*   Layne Christensen Co.                                      20,348     180,894        0.0%
    LB Foster Co. Class A                                      13,814     271,860        0.0%
#   Lennox International, Inc.                                 63,231   8,533,023        0.1%
#   Lincoln Electric Holdings, Inc.                           112,364   7,041,852        0.1%
#   Lindsay Corp.                                              10,381     793,731        0.0%
*   LMI Aerospace, Inc.                                        10,960      96,338        0.0%
    Lockheed Martin Corp.                                     160,895  37,388,780        0.3%
    LS Starrett Co. (The) Class A                               4,692      50,767        0.0%
    LSI Industries, Inc.                                       38,128     482,319        0.0%
*   Lydall, Inc.                                               25,717     946,128        0.0%
    Macquarie Infrastructure Corp.                             26,381   1,856,959        0.0%
#*  Manitex International, Inc.                                 2,000      13,280        0.0%
    Manitowoc Co., Inc. (The)                                 152,723     870,521        0.0%
*   Manitowoc Foodservice, Inc.                               152,723   2,292,372        0.0%
    ManpowerGroup, Inc.                                        90,955   7,006,264        0.1%
    Marten Transport, Ltd.                                     46,344     864,779        0.0%
    Masco Corp.                                               224,348   6,889,727        0.1%
*   MasTec, Inc.                                              124,700   2,825,702        0.0%
*   Mastech Holdings, Inc.                                      1,412       9,842        0.0%
    Matson, Inc.                                               82,349   3,201,729        0.0%
    Matthews International Corp. Class A                       42,225   2,222,724        0.0%
    McGrath RentCorp                                           25,725     627,175        0.0%
*   Mercury Systems, Inc.                                      38,849     816,606        0.0%
#*  Meritor, Inc.                                             157,120   1,335,520        0.0%
*   MFRI, Inc.                                                  3,034      21,177        0.0%
*   Middleby Corp. (The)                                       56,566   6,201,896        0.1%
    Miller Industries, Inc.                                    11,101     236,007        0.0%
*   Mistras Group, Inc.                                        33,517     816,809        0.0%
    Mobile Mini, Inc.                                          70,455   2,272,174        0.0%
*   Moog, Inc. Class A                                         50,187   2,452,137        0.0%
*   Moog, Inc. Class B                                          3,215     154,834        0.0%
*   MRC Global, Inc.                                          205,579   2,873,994        0.0%
    MSA Safety, Inc.                                           49,022   2,357,468        0.0%
    MSC Industrial Direct Co., Inc. Class A                    75,798   5,874,345        0.1%
    Mueller Industries, Inc.                                   74,929   2,364,759        0.0%
    Mueller Water Products, Inc. Class A                      279,383   3,003,367        0.0%
    Multi-Color Corp.                                          25,513   1,526,443        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   MYR Group, Inc.                                            37,928 $   967,543        0.0%
    National Presto Industries, Inc.                            5,789     504,743        0.0%
*   Navigant Consulting, Inc.                                  77,963   1,244,289        0.0%
*   NCI Building Systems, Inc.                                 18,750     276,375        0.0%
    Nielsen Holdings P.L.C.                                   258,944  13,501,340        0.1%
*   NL Industries, Inc.                                        32,061      98,427        0.0%
    NN, Inc.                                                   45,252     680,590        0.0%
#   Nordson Corp.                                              97,897   7,511,637        0.1%
    Norfolk Southern Corp.                                    143,557  12,935,921        0.1%
#*  Nortek, Inc.                                                3,679     173,502        0.0%
    Northrop Grumman Corp.                                    101,652  20,966,741        0.2%
*   Northwest Pipe Co.                                          9,070      97,865        0.0%
*   NOW, Inc.                                                  52,728     952,268        0.0%
#*  NV5 Global, Inc.                                            3,160      78,463        0.0%
#*  Old Dominion Freight Line, Inc.                           147,756   9,759,284        0.1%
    Omega Flex, Inc.                                            3,648     120,165        0.0%
*   On Assignment, Inc.                                        78,882   2,844,485        0.0%
    Orbital ATK, Inc.                                          91,968   8,001,216        0.1%
#*  Orion Energy Systems, Inc.                                 19,776      29,268        0.0%
*   Orion Marine Group, Inc.                                   13,198      77,076        0.0%
#   Oshkosh Corp.                                             125,992   6,154,709        0.1%
    Owens Corning                                             163,946   7,552,992        0.1%
#   PACCAR, Inc.                                              347,612  20,477,823        0.2%
#*  PAM Transportation Services, Inc.                           2,984      73,735        0.0%
    Park-Ohio Holdings Corp.                                   17,276     439,674        0.0%
    Parker-Hannifin Corp.                                     138,646  16,085,709        0.1%
*   Patrick Industries, Inc.                                   39,249   1,799,567        0.0%
*   Patriot Transportation Holding, Inc.                        1,454      30,083        0.0%
*   Pendrell Corp.                                            103,176      53,125        0.0%
#   Pentair P.L.C.                                            186,572  10,836,102        0.1%
*   Performant Financial Corp.                                 57,241     102,461        0.0%
*   PGT, Inc.                                                 101,939   1,067,301        0.0%
#   Pitney Bowes, Inc.                                        235,009   4,928,139        0.0%
#*  Plug Power, Inc.                                              784       1,615        0.0%
*   Ply Gem Holdings, Inc.                                     36,897     540,541        0.0%
    Powell Industries, Inc.                                    11,746     365,536        0.0%
#*  Power Solutions International, Inc.                         4,237      54,869        0.0%
*   PowerSecure International, Inc.                            35,311     661,022        0.0%
    Preformed Line Products Co.                                 4,237     177,827        0.0%
#   Primoris Services Corp.                                    71,574   1,674,116        0.0%
*   Proto Labs, Inc.                                           20,558   1,229,985        0.0%
    Providence and Worcester Railroad Co.                       1,227      19,509        0.0%
    Quad/Graphics, Inc.                                        20,818     261,266        0.0%
    Quanex Building Products Corp.                             56,478   1,064,046        0.0%
*   Quanta Services, Inc.                                     217,922   5,169,110        0.0%
*   Radiant Logistics, Inc.                                     9,621      37,907        0.0%
#   Raven Industries, Inc.                                     54,019     869,166        0.0%
    Raytheon Co.                                              132,164  16,698,921        0.1%
#*  RBC Bearings, Inc.                                         30,991   2,271,640        0.0%
    RCM Technologies, Inc.                                      7,192      37,686        0.0%
    Regal Beloit Corp.                                         52,652   3,391,842        0.0%
    Republic Services, Inc.                                   402,044  18,924,211        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Resources Connection, Inc.                                 61,391 $   906,745        0.0%
*   Rexnord Corp.                                             161,855   3,528,439        0.0%
*   Roadrunner Transportation Systems, Inc.                    45,100     533,082        0.0%
    Robert Half International, Inc.                           114,975   4,404,692        0.0%
#   Rockwell Automation, Inc.                                 102,725  11,656,206        0.1%
#   Rockwell Collins, Inc.                                     98,562   8,692,183        0.1%
#   Rollins, Inc.                                             170,172   4,572,522        0.0%
#   Roper Technologies, Inc.                                   51,243   9,023,380        0.1%
*   RPX Corp.                                                  75,221     833,449        0.0%
#   RR Donnelley & Sons Co.                                   393,022   6,838,583        0.1%
*   Rush Enterprises, Inc. Class A                             41,574     818,592        0.0%
*   Rush Enterprises, Inc. Class B                              2,881      56,035        0.0%
    Ryder System, Inc.                                        104,731   7,218,061        0.1%
*   Saia, Inc.                                                 40,161   1,161,456        0.0%
#*  Sensata Technologies Holding NV                           132,057   4,974,587        0.0%
    Servotronics, Inc.                                            389       3,371        0.0%
*   SIFCO Industries, Inc.                                      3,251      34,688        0.0%
    Simpson Manufacturing Co., Inc.                            54,663   2,055,329        0.0%
    SkyWest, Inc.                                              66,442   1,561,387        0.0%
*   SL Industries, Inc.                                         4,724     188,866        0.0%
    Snap-on, Inc.                                              40,114   6,389,358        0.1%
#*  SolarCity Corp.                                            60,906   1,846,670        0.0%
    Southwest Airlines Co.                                    529,313  23,612,653        0.2%
*   SP Plus Corp.                                              13,087     291,578        0.0%
*   Sparton Corp.                                               7,073     151,787        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 134,751   6,353,510        0.1%
#*  Spirit Airlines, Inc.                                     129,799   5,702,070        0.1%
#   SPX Corp.                                                  45,481     732,244        0.0%
*   SPX FLOW, Inc.                                             45,481   1,362,611        0.0%
    Standex International Corp.                                18,724   1,435,944        0.0%
    Stanley Black & Decker, Inc.                              161,782  18,106,641        0.1%
    Steelcase, Inc. Class A                                   138,797   2,118,042        0.0%
#*  Stericycle, Inc.                                           50,134   4,790,805        0.0%
*   Sterling Construction Co., Inc.                            11,349      59,469        0.0%
#   Sun Hydraulics Corp.                                       33,387   1,181,232        0.0%
    Supreme Industries, Inc. Class A                            5,876      73,039        0.0%
#*  Swift Transportation Co.                                  177,656   2,952,643        0.0%
    TAL International Group, Inc.                              52,537     898,383        0.0%
#*  Taser International, Inc.                                  43,183     788,522        0.0%
*   Team, Inc.                                                 37,980   1,091,165        0.0%
*   Teledyne Technologies, Inc.                                56,094   5,213,937        0.0%
    Tennant Co.                                                22,494   1,201,405        0.0%
    Terex Corp.                                               130,534   3,118,457        0.0%
    Tetra Tech, Inc.                                           92,662   2,724,263        0.0%
#   Textainer Group Holdings, Ltd.                             50,784     783,597        0.0%
    Textron, Inc.                                             310,255  12,000,663        0.1%
*   Thermon Group Holdings, Inc.                               28,188     528,243        0.0%
    Timken Co. (The)                                          104,082   3,708,442        0.0%
#   Titan International, Inc.                                  58,343     386,814        0.0%
#*  Titan Machinery, Inc.                                      18,690     242,970        0.0%
    Toro Co. (The)                                             65,660   5,676,307        0.1%
#*  TransDigm Group, Inc.                                      33,591   7,654,381        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   TRC Cos., Inc.                                             23,805 $   203,771        0.0%
#*  Trex Co., Inc.                                             41,799   1,983,363        0.0%
*   TriMas Corp.                                               47,123     852,926        0.0%
#*  TriNet Group, Inc.                                         29,537     490,905        0.0%
    Trinity Industries, Inc.                                  280,831   5,479,013        0.1%
    Triumph Group, Inc.                                        77,884   2,817,843        0.0%
*   TrueBlue, Inc.                                             68,977   1,289,180        0.0%
#*  Tutor Perini Corp.                                         68,855   1,089,286        0.0%
#   Twin Disc, Inc.                                             9,800     129,850        0.0%
    Tyco International P.L.C.                                 233,898   9,009,751        0.1%
*   Ultralife Corp.                                            11,666      55,064        0.0%
    UniFirst Corp.                                             21,417   2,321,174        0.0%
    Union Pacific Corp.                                       487,836  42,553,934        0.3%
*   United Continental Holdings, Inc.                         295,068  13,517,065        0.1%
    United Parcel Service, Inc. Class B                       403,892  42,436,932        0.3%
#*  United Rentals, Inc.                                      173,630  11,621,056        0.1%
    United Technologies Corp.                                 474,079  49,479,625        0.4%
    Universal Forest Products, Inc.                            25,223   1,933,343        0.0%
    Universal Truckload Services, Inc.                         12,449     177,523        0.0%
#   US Ecology, Inc.                                           35,599   1,603,023        0.0%
*   USA Truck, Inc.                                            11,153     197,631        0.0%
#*  USG Corp.                                                 225,857   6,100,398        0.1%
#   Valmont Industries, Inc.                                   32,725   4,593,935        0.0%
*   Vectrus, Inc.                                              10,596     228,450        0.0%
*   Verisk Analytics, Inc.                                    102,776   7,973,362        0.1%
#*  Veritiv Corp.                                               3,055     125,316        0.0%
*   Versar, Inc.                                                4,038      10,297        0.0%
    Viad Corp.                                                 31,442     935,399        0.0%
*   Vicor Corp.                                                15,288     146,612        0.0%
*   Virco Manufacturing Corp.                                   6,445      20,624        0.0%
*   Virgin America, Inc.                                        9,500     529,055        0.0%
*   Volt Information Sciences, Inc.                            11,950      89,744        0.0%
    VSE Corp.                                                   5,535     343,391        0.0%
#*  Wabash National Corp.                                     129,852   1,850,391        0.0%
*   WABCO Holdings, Inc.                                       57,049   6,398,616        0.1%
#   Wabtec Corp.                                               61,927   5,135,606        0.0%
    Waste Connections, Inc.                                   172,899  11,632,645        0.1%
    Waste Management, Inc.                                    236,085  13,879,437        0.1%
    Watsco, Inc.                                               50,479   6,787,911        0.1%
    Watsco, Inc. Class B                                        2,268     309,854        0.0%
    Watts Water Technologies, Inc. Class A                     32,305   1,804,880        0.0%
    Werner Enterprises, Inc.                                  134,708   3,413,501        0.0%
*   Wesco Aircraft Holdings, Inc.                              99,483   1,435,540        0.0%
#*  WESCO International, Inc.                                  61,751   3,630,341        0.0%
    West Corp.                                                 97,629   2,092,189        0.0%
*   Willdan Group, Inc.                                         6,221      66,876        0.0%
#*  Willis Lease Finance Corp.                                  4,420     106,876        0.0%
#   Woodward, Inc.                                             99,790   5,409,616        0.0%
#   WW Grainger, Inc.                                          63,081  14,793,756        0.1%
*   Xerium Technologies, Inc.                                   1,300       6,877        0.0%
#*  XPO Logistics, Inc.                                       117,693   3,547,267        0.0%
    Xylem, Inc.                                               209,863   8,768,076        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Industrials -- (Continued)
#*  YRC Worldwide, Inc.                                          47,094 $      433,265        0.0%
                                                                        --------------       ----
Total Industrials                                                        1,869,851,592       13.5%
                                                                        --------------       ----
Information Technology -- (16.2%)
#*  3D Systems Corp.                                             50,584        894,831        0.0%
    Accenture P.L.C. Class A                                    360,274     40,682,140        0.3%
*   ACI Worldwide, Inc.                                         177,248      3,543,188        0.0%
    Activision Blizzard, Inc.                                   340,326     11,731,037        0.1%
*   Actua Corp.                                                  81,783        775,303        0.0%
#*  Acxiom Corp.                                                 88,453      1,943,312        0.0%
*   ADDvantage Technologies Group, Inc.                           3,642          6,774        0.0%
*   Adobe Systems, Inc.                                         128,229     12,081,736        0.1%
    ADTRAN, Inc.                                                 66,252      1,279,989        0.0%
*   Advanced Energy Industries, Inc.                             66,687      2,157,324        0.0%
#*  Agilysys, Inc.                                               32,960        352,013        0.0%
*   Akamai Technologies, Inc.                                   114,990      5,863,340        0.1%
*   Alliance Data Systems Corp.                                  47,172      9,590,539        0.1%
#*  Alliance Fiber Optic Products, Inc.                          23,783        440,461        0.0%
*   Alpha & Omega Semiconductor, Ltd.                            38,112        495,075        0.0%
*   Alphabet, Inc. Class A                                       89,302     63,215,100        0.5%
*   Alphabet, Inc. Class C                                       94,832     65,719,524        0.5%
    Amdocs, Ltd.                                                129,893      7,344,150        0.1%
    American Software, Inc. Class A                              19,865        181,566        0.0%
*   Amkor Technology, Inc.                                      187,217      1,069,009        0.0%
#   Amphenol Corp. Class A                                      194,462     10,856,813        0.1%
*   Amtech Systems, Inc.                                          9,582         59,888        0.0%
    Analog Devices, Inc.                                        170,968      9,628,918        0.1%
*   Angie's List, Inc.                                           20,945        183,269        0.0%
*   Anixter International, Inc.                                  42,792      2,665,942        0.0%
#*  ANSYS, Inc.                                                  60,734      5,512,825        0.1%
    Apple, Inc.                                               3,423,733    320,940,731        2.3%
    Applied Materials, Inc.                                     456,010      9,334,525        0.1%
#*  Arista Networks, Inc.                                        66,111      4,404,315        0.0%
#*  ARRIS International P.L.C.                                  333,563      7,595,230        0.1%
*   Arrow Electronics, Inc.                                     140,988      8,755,355        0.1%
#*  Aspen Technology, Inc.                                      115,778      4,403,037        0.0%
    Astro-Med, Inc.                                               4,620         66,158        0.0%
*   Autobytel, Inc.                                                 267          4,432        0.0%
#*  Autodesk, Inc.                                               55,617      3,327,009        0.0%
#   Automatic Data Processing, Inc.                             237,375     20,993,445        0.2%
*   AVG Technologies NV                                          81,750      1,618,650        0.0%
#*  Aviat Networks, Inc.                                         47,169         35,990        0.0%
#*  Avid Technology, Inc.                                        59,774        333,539        0.0%
    Avnet, Inc.                                                 160,762      6,610,533        0.1%
#   AVX Corp.                                                   110,404      1,459,541        0.0%
*   Aware, Inc.                                                  12,087         50,403        0.0%
*   Axcelis Technologies, Inc.                                  200,438        573,253        0.0%
*   AXT, Inc.                                                    60,417        155,272        0.0%
#   Badger Meter, Inc.                                           19,400      1,383,802        0.0%
*   Bankrate, Inc.                                               95,086        869,086        0.0%
#*  Barracuda Networks, Inc.                                     33,335        587,363        0.0%
    Bel Fuse, Inc. Class A                                        1,700         26,605        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                        8,861 $   147,624        0.0%
    Belden, Inc.                                                 50,129   3,165,145        0.0%
*   Benchmark Electronics, Inc.                                  43,736     849,353        0.0%
    Black Box Corp.                                              21,216     310,178        0.0%
#   Blackbaud, Inc.                                              47,602   2,940,376        0.0%
*   Blackhawk Network Holdings, Inc.                             79,087   2,541,065        0.0%
*   Blucora, Inc.                                                46,839     375,180        0.0%
    Booz Allen Hamilton Holding Corp.                           183,469   5,058,240        0.0%
#*  Bottomline Technologies de, Inc.                             23,728     582,760        0.0%
    Broadcom, Ltd.                                              121,526  17,712,414        0.1%
    Broadridge Financial Solutions, Inc.                        172,283  10,309,415        0.1%
#*  BroadVision, Inc.                                             3,362      21,887        0.0%
    Brocade Communications Systems, Inc.                        640,588   6,156,051        0.1%
    Brooks Automation, Inc.                                     114,136   1,079,727        0.0%
*   BSQUARE Corp.                                                18,279     113,878        0.0%
    CA, Inc.                                                    485,092  14,387,829        0.1%
    Cabot Microelectronics Corp.                                 32,253   1,351,078        0.0%
*   CACI International, Inc. Class A                             36,336   3,493,706        0.0%
*   Cadence Design Systems, Inc.                                271,521   6,296,572        0.1%
*   CalAmp Corp.                                                 48,386     724,338        0.0%
*   Calix, Inc.                                                  90,894     629,895        0.0%
#*  Cardtronics, Inc.                                            91,573   3,609,808        0.0%
*   Cascade Microtech, Inc.                                      12,876     269,237        0.0%
#   Cass Information Systems, Inc.                               12,148     600,962        0.0%
#*  Cavium, Inc.                                                 24,034   1,186,559        0.0%
    CDK Global, Inc.                                            101,299   4,818,793        0.0%
    CDW Corp.                                                   238,677   9,189,064        0.1%
*   Ceva, Inc.                                                   27,322     630,045        0.0%
*   Checkpoint Systems, Inc.                                     58,138     588,357        0.0%
*   CIBER, Inc.                                                 154,966     359,521        0.0%
#*  Ciena Corp.                                                 180,062   3,030,443        0.0%
#*  Cimpress NV                                                  38,408   3,374,911        0.0%
#*  Cirrus Logic, Inc.                                          107,919   3,895,876        0.0%
    Cisco Systems, Inc.                                       2,715,644  74,653,054        0.5%
*   Citrix Systems, Inc.                                         96,902   7,930,460        0.1%
#*  Clearfield, Inc.                                              8,284     153,751        0.0%
#   Cognex Corp.                                                 86,928   3,088,552        0.0%
*   Cognizant Technology Solutions Corp. Class A                213,616  12,468,766        0.1%
*   Coherent, Inc.                                               32,873   3,070,338        0.0%
    Cohu, Inc.                                                   33,347     385,491        0.0%
*   CommScope Holding Co., Inc.                                 269,070   8,182,419        0.1%
    Communications Systems, Inc.                                  7,990      51,376        0.0%
    Computer Sciences Corp.                                     192,439   6,375,504        0.1%
    Computer Task Group, Inc.                                    12,978      66,707        0.0%
    Comtech Telecommunications Corp.                             25,321     612,768        0.0%
    Concurrent Computer Corp.                                     5,951      36,063        0.0%
    Convergys Corp.                                              95,512   2,531,068        0.0%
*   CoreLogic, Inc.                                             128,572   4,561,735        0.0%
    Corning, Inc.                                               530,463   9,903,744        0.1%
*   CoStar Group, Inc.                                           14,648   2,890,197        0.0%
#*  Covisint Corp.                                               25,089      46,415        0.0%
*   Cray, Inc.                                                   31,644   1,198,358        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Cree, Inc.                                                123,181 $ 3,019,166        0.0%
#   CSG Systems International, Inc.                            53,713   2,383,783        0.0%
    CSP, Inc.                                                     709       4,630        0.0%
    CSRA, Inc.                                                178,576   4,635,833        0.0%
    CTS Corp.                                                  30,923     512,394        0.0%
*   CyberOptics Corp.                                           4,778      83,854        0.0%
#   Cypress Semiconductor Corp.                               384,967   3,476,252        0.0%
#   Daktronics, Inc.                                           62,927     547,465        0.0%
*   Datalink Corp.                                             36,252     291,104        0.0%
*   Demand Media, Inc.                                         41,223     242,803        0.0%
*   DHI Group, Inc.                                           120,463     856,492        0.0%
#   Diebold, Inc.                                             107,175   2,815,487        0.0%
*   Digi International, Inc.                                   23,359     246,905        0.0%
#*  Digimarc Corp.                                              4,419     131,907        0.0%
*   Diodes, Inc.                                               58,309   1,085,714        0.0%
#   Dolby Laboratories, Inc. Class A                           67,826   3,229,196        0.0%
*   DSP Group, Inc.                                            19,935     189,383        0.0%
    DST Systems, Inc.                                          59,606   7,193,252        0.1%
*   DTS, Inc.                                                  27,155     592,522        0.0%
    EarthLink Holdings Corp.                                  197,355   1,146,633        0.0%
*   eBay, Inc.                                                578,040  14,121,517        0.1%
#   Ebix, Inc.                                                 29,226   1,406,355        0.0%
*   EchoStar Corp. Class A                                     63,744   2,608,404        0.0%
*   Edgewater Technology, Inc.                                  5,900      50,150        0.0%
    Electro Rent Corp.                                         22,444     224,664        0.0%
*   Electro Scientific Industries, Inc.                        28,051     197,760        0.0%
*   Electronic Arts, Inc.                                     180,505  11,164,234        0.1%
*   Electronics for Imaging, Inc.                              54,387   2,166,778        0.0%
*   Ellie Mae, Inc.                                            16,863   1,409,747        0.0%
*   eMagin Corp.                                                9,611      17,108        0.0%
    EMC Corp.                                                 954,868  24,931,603        0.2%
*   Emcore Corp.                                               38,852     221,456        0.0%
#*  Endurance International Group Holdings, Inc.               57,700     617,967        0.0%
#*  EnerNOC, Inc.                                              39,482     269,267        0.0%
*   Entegris, Inc.                                            192,663   2,560,491        0.0%
#*  Envestnet, Inc.                                            19,414     609,211        0.0%
#*  EPAM Systems, Inc.                                         49,082   3,579,550        0.0%
    Epiq Systems, Inc.                                         37,362     551,837        0.0%
*   ePlus, Inc.                                                 6,933     557,344        0.0%
*   Euronet Worldwide, Inc.                                    72,953   5,624,676        0.1%
*   Everi Holdings, Inc.                                      114,549     192,442        0.0%
*   Exar Corp.                                                 56,466     344,443        0.0%
*   ExlService Holdings, Inc.                                  32,660   1,580,417        0.0%
*   Extreme Networks, Inc.                                     87,771     308,076        0.0%
#*  F5 Networks, Inc.                                          47,736   5,000,346        0.0%
*   Fabrinet                                                   40,435   1,292,707        0.0%
*   Facebook, Inc. Class A                                    668,990  78,659,844        0.6%
    Fair Isaac Corp.                                           50,896   5,431,112        0.1%
*   Fairchild Semiconductor International, Inc.               180,428   3,608,560        0.0%
*   FalconStor Software, Inc.                                  21,742      23,047        0.0%
#*  FARO Technologies, Inc.                                    15,216     441,873        0.0%
#   FEI Co.                                                    40,257   3,583,678        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
    Fidelity National Information Services, Inc.                217,906 $ 14,338,215        0.1%
*   Finisar Corp.                                               180,809    2,976,116        0.0%
#*  FireEye, Inc.                                                93,040    1,614,244        0.0%
*   First Solar, Inc.                                           118,225    6,601,684        0.1%
#*  Fiserv, Inc.                                                159,078   15,545,102        0.1%
#*  FleetCor Technologies, Inc.                                  69,834   10,801,923        0.1%
*   Flextronics International, Ltd.                             845,434   10,272,023        0.1%
    FLIR Systems, Inc.                                          208,211    6,290,054        0.1%
*   FormFactor, Inc.                                             88,654      682,636        0.0%
    Forrester Research, Inc.                                     21,432      720,544        0.0%
#*  Fortinet, Inc.                                               46,200    1,501,962        0.0%
*   Frequency Electronics, Inc.                                   5,169       52,362        0.0%
*   Gartner, Inc.                                                58,481    5,097,789        0.0%
*   Genpact, Ltd.                                               269,993    7,530,105        0.1%
*   GigPeak, Inc.                                                 1,174        2,700        0.0%
    Global Payments, Inc.                                       284,101   20,506,390        0.2%
    GlobalScape, Inc.                                             7,843       26,666        0.0%
#*  Glu Mobile, Inc.                                             17,431       46,541        0.0%
#*  GrubHub, Inc.                                                36,053      945,310        0.0%
#*  GSE Systems, Inc.                                            10,738       27,382        0.0%
*   GSI Group, Inc.                                              38,317      557,512        0.0%
*   GSI Technology, Inc.                                         16,182       63,919        0.0%
#*  GTT Communications, Inc.                                     35,175      562,097        0.0%
#*  Guidewire Software, Inc.                                     48,049    2,737,352        0.0%
    Hackett Group, Inc. (The)                                    49,708      739,655        0.0%
*   Harmonic, Inc.                                              161,963      560,392        0.0%
#   Harris Corp.                                                101,459    8,117,735        0.1%
    Hewlett Packard Enterprise Co.                            1,235,097   20,576,716        0.2%
    HP, Inc.                                                  1,061,481   13,024,372        0.1%
#*  Hutchinson Technology, Inc.                                  25,771       94,064        0.0%
    IAC/InterActiveCorp                                         104,162    4,826,867        0.0%
#*  ID Systems, Inc.                                              7,118       36,871        0.0%
#*  Identiv, Inc.                                                 2,956        7,863        0.0%
*   IEC Electronics Corp.                                         5,002       20,958        0.0%
*   II-VI, Inc.                                                  74,039    1,545,194        0.0%
#*  Imation Corp.                                                27,305       42,869        0.0%
*   Immersion Corp.                                               9,931       72,596        0.0%
#*  Infinera Corp.                                               91,317    1,085,759        0.0%
    Ingram Micro, Inc. Class A                                  188,838    6,599,888        0.1%
*   Innodata, Inc.                                               13,032       29,583        0.0%
*   Inphi Corp.                                                  15,287      453,565        0.0%
*   Insight Enterprises, Inc.                                    58,204    1,438,221        0.0%
*   Integrated Device Technology, Inc.                          184,203    3,551,434        0.0%
    Intel Corp.                                               3,474,801  105,216,974        0.8%
#   InterDigital, Inc.                                           67,159    3,826,720        0.0%
*   Internap Corp.                                               96,861      220,843        0.0%
    International Business Machines Corp.                       533,338   77,835,348        0.6%
#   Intersil Corp. Class A                                      152,172    1,778,891        0.0%
*   inTEST Corp.                                                  1,100        4,180        0.0%
*   Intevac, Inc.                                                16,827       81,779        0.0%
*   IntraLinks Holdings, Inc.                                    73,541      655,250        0.0%
*   IntriCon Corp.                                                2,604       15,598        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Intuit, Inc.                                              129,809 $13,096,430        0.1%
*   Inuvo, Inc.                                                   773       1,376        0.0%
#*  InvenSense, Inc.                                            3,374      25,912        0.0%
#*  IPG Photonics Corp.                                        74,604   6,465,929        0.1%
*   Iteris, Inc.                                                3,700       9,176        0.0%
*   Itron, Inc.                                                48,386   1,989,632        0.0%
*   Ixia                                                       92,014     931,182        0.0%
    IXYS Corp.                                                 47,473     512,708        0.0%
#   j2 Global, Inc.                                            66,450   4,220,904        0.0%
    Jabil Circuit, Inc.                                       361,138   6,269,356        0.1%
    Jack Henry & Associates, Inc.                             124,177  10,062,062        0.1%
    Juniper Networks, Inc.                                    271,970   6,364,098        0.1%
#*  Kemet Corp.                                                43,819     101,660        0.0%
*   Key Tronic Corp.                                            8,234      58,708        0.0%
*   Keysight Technologies, Inc.                               262,080   6,835,046        0.1%
*   Kimball Electronics, Inc.                                  22,900     250,526        0.0%
    KLA-Tencor Corp.                                          144,648  10,116,681        0.1%
*   Knowles Corp.                                              53,836     719,787        0.0%
#*  Kopin Corp.                                                52,846      87,724        0.0%
*   Kulicke & Soffa Industries, Inc.                          139,794   1,498,592        0.0%
*   KVH Industries, Inc.                                       14,698     143,452        0.0%
    Lam Research Corp.                                        132,638  10,133,543        0.1%
*   Lattice Semiconductor Corp.                               158,683     883,864        0.0%
#   Leidos Holdings, Inc.                                     112,246   5,568,524        0.1%
    Lexmark International, Inc. Class A                        99,929   3,857,259        0.0%
*   LGL Group, Inc. (The)                                         964       3,360        0.0%
*   Limelight Networks, Inc.                                  102,679     179,688        0.0%
#   Linear Technology Corp.                                   165,351   7,354,812        0.1%
*   LinkedIn Corp. Class A                                     18,979   2,378,258        0.0%
*   Lionbridge Technologies, Inc.                              82,872     413,531        0.0%
*   Liquidity Services, Inc.                                   16,992      94,815        0.0%
    Littelfuse, Inc.                                           23,232   2,706,063        0.0%
*   Lumentum Holdings, Inc.                                    49,609   1,255,108        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                60,692   2,481,696        0.0%
#*  Magnachip Semiconductor Corp.                              38,971     201,090        0.0%
*   Manhattan Associates, Inc.                                 90,379   5,471,545        0.1%
    ManTech International Corp. Class A                        40,672   1,374,714        0.0%
    Marchex, Inc. Class B                                      18,835      80,049        0.0%
    Marvell Technology Group, Ltd.                            285,668   2,850,967        0.0%
    MasterCard, Inc. Class A                                  568,036  55,093,812        0.4%
*   Mattersight Corp.                                           2,290       9,046        0.0%
*   Mattson Technology, Inc.                                   74,266     271,071        0.0%
    Maxim Integrated Products, Inc.                           117,295   4,189,777        0.0%
    MAXIMUS, Inc.                                             105,085   5,558,996        0.1%
*   MaxLinear, Inc. Class A                                    45,038     754,387        0.0%
*   Maxwell Technologies, Inc.                                 30,742     197,364        0.0%
*   MeetMe, Inc.                                                9,951      34,032        0.0%
    Mentor Graphics Corp.                                     166,177   3,316,893        0.0%
#   Mesa Laboratories, Inc.                                     2,778     279,967        0.0%
    Methode Electronics, Inc.                                  57,106   1,697,761        0.0%
#   Microchip Technology, Inc.                                189,982   9,231,225        0.1%
*   Micron Technology, Inc.                                   646,334   6,948,090        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Microsemi Corp.                                             158,687 $  5,362,034        0.1%
    Microsoft Corp.                                           3,823,147  190,660,341        1.4%
*   MicroStrategy, Inc. Class A                                  15,600    2,797,392        0.0%
    MKS Instruments, Inc.                                        81,335    2,916,673        0.0%
    MOCON, Inc.                                                   3,434       50,823        0.0%
#*  ModusLink Global Solutions, Inc.                             50,605       73,883        0.0%
*   MoneyGram International, Inc.                                45,442      279,468        0.0%
    Monolithic Power Systems, Inc.                               27,993    1,747,323        0.0%
    Monotype Imaging Holdings, Inc.                              39,862      878,160        0.0%
*   Monster Worldwide, Inc.                                     186,179      595,773        0.0%
*   MoSys, Inc.                                                  27,600       13,251        0.0%
    Motorola Solutions, Inc.                                     78,937    5,935,273        0.1%
    MTS Systems Corp.                                            19,564    1,099,888        0.0%
*   Multi-Fineline Electronix, Inc.                              31,117      715,691        0.0%
*   Nanometrics, Inc.                                            29,844      533,014        0.0%
*   NAPCO Security Technologies, Inc.                             8,159       48,301        0.0%
#   National Instruments Corp.                                  129,774    3,577,869        0.0%
    NCI, Inc. Class A                                             5,908       85,430        0.0%
#*  NCR Corp.                                                   216,737    6,304,879        0.1%
*   NeoPhotonics Corp.                                           45,530      545,905        0.0%
#   NetApp, Inc.                                                297,563    7,034,389        0.1%
*   NETGEAR, Inc.                                                51,932    2,201,917        0.0%
*   NetScout Systems, Inc.                                       87,872    1,956,031        0.0%
#*  NetSuite, Inc.                                               16,779    1,359,770        0.0%
#*  NeuStar, Inc. Class A                                        51,089    1,200,081        0.0%
*   Newport Corp.                                                62,835    1,444,577        0.0%
    NIC, Inc.                                                    69,177    1,225,125        0.0%
#*  Novatel Wireless, Inc.                                       23,600       36,108        0.0%
*   Nuance Communications, Inc.                                 395,864    6,800,944        0.1%
#*  Numerex Corp. Class A                                         7,300       56,064        0.0%
    NVE Corp.                                                       760       43,609        0.0%
#   NVIDIA Corp.                                                374,667   13,311,919        0.1%
#*  Oclaro, Inc.                                                 55,087      278,189        0.0%
*   ON Semiconductor Corp.                                      766,759    7,261,208        0.1%
*   Onvia, Inc.                                                     442        1,574        0.0%
    Optical Cable Corp.                                           3,696        9,277        0.0%
    Oracle Corp.                                              1,433,762   57,149,753        0.4%
*   OSI Systems, Inc.                                            28,861    1,468,736        0.0%
#*  Palo Alto Networks, Inc.                                     28,300    4,269,621        0.0%
*   PAR Technology Corp.                                          8,654       55,299        0.0%
    Park Electrochemical Corp.                                   18,914      308,487        0.0%
#   Paychex, Inc.                                               261,314   13,619,686        0.1%
#*  Paycom Software, Inc.                                        59,890    2,288,397        0.0%
*   PayPal Holdings, Inc.                                       380,563   14,910,458        0.1%
    PC Connection, Inc.                                          26,879      638,914        0.0%
    PC-Tel, Inc.                                                 13,527       60,601        0.0%
*   PCM, Inc.                                                     7,619       73,066        0.0%
*   PDF Solutions, Inc.                                          35,964      483,716        0.0%
    Pegasystems, Inc.                                            89,713    2,367,526        0.0%
*   Perceptron, Inc.                                              7,250       33,423        0.0%
*   Perficient, Inc.                                             52,101    1,087,869        0.0%
*   PFSweb, Inc.                                                 21,301      300,344        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Photronics, Inc.                                           79,555 $   841,692        0.0%
    Plantronics, Inc.                                          52,203   2,007,205        0.0%
*   Plexus Corp.                                               47,260   1,973,578        0.0%
*   Polycom, Inc.                                             205,817   2,459,513        0.0%
    Power Integrations, Inc.                                   17,692     853,639        0.0%
*   PRGX Global, Inc.                                          24,971     120,860        0.0%
*   Progress Software Corp.                                    57,606   1,470,105        0.0%
*   PTC, Inc.                                                  88,905   3,241,476        0.0%
    QAD, Inc. Class A                                          14,038     275,285        0.0%
    QAD, Inc. Class B                                           1,959      31,873        0.0%
*   QLogic Corp.                                              149,999   1,963,487        0.0%
*   Qorvo, Inc.                                                84,258   3,794,138        0.0%
    QUALCOMM, Inc.                                            639,606  32,312,895        0.2%
*   Qualys, Inc.                                                8,638     217,505        0.0%
#*  Quantum Corp.                                              33,700      15,512        0.0%
#*  QuinStreet, Inc.                                           33,721     118,698        0.0%
*   Qumu Corp.                                                  6,460      32,106        0.0%
#*  Rackspace Hosting, Inc.                                   176,677   4,040,603        0.0%
*   Radisys Corp.                                              20,449      91,203        0.0%
#*  Rambus, Inc.                                              135,821   1,578,240        0.0%
*   RealNetworks, Inc.                                        129,142     588,888        0.0%
*   RealPage, Inc.                                              4,432      97,460        0.0%
*   Red Hat, Inc.                                              90,510   6,640,719        0.1%
    Reis, Inc.                                                  6,081     153,059        0.0%
*   Relm Wireless Corp.                                         1,238       6,165        0.0%
#   RF Industries, Ltd.                                         4,931      12,722        0.0%
    Richardson Electronics, Ltd.                                9,355      48,646        0.0%
#*  Rightside Group, Ltd.                                       8,535      77,156        0.0%
*   Rofin-Sinar Technologies, Inc.                             40,027   1,288,469        0.0%
*   Rogers Corp.                                               23,212   1,331,440        0.0%
*   Rosetta Stone, Inc.                                        20,764     165,074        0.0%
*   Rovi Corp.                                                143,737   2,532,646        0.0%
*   Ruckus Wireless, Inc.                                      49,931     686,052        0.0%
*   Rudolph Technologies, Inc.                                 58,783     815,320        0.0%
    Sabre Corp.                                               180,642   5,229,586        0.0%
#*  salesforce.com, Inc.                                      133,094  10,088,525        0.1%
#   SanDisk Corp.                                              99,509   7,476,111        0.1%
*   Sanmina Corp.                                             134,752   3,186,885        0.0%
*   ScanSource, Inc.                                           42,666   1,735,653        0.0%
    Science Applications International Corp.                   86,921   4,614,636        0.0%
*   SciQuest, Inc.                                              1,304      18,021        0.0%
#*  Seachange International, Inc.                              67,724     252,611        0.0%
#   Seagate Technology P.L.C.                                 223,885   4,873,976        0.0%
*   Semtech Corp.                                              65,030   1,407,249        0.0%
#*  ServiceNow, Inc.                                           37,799   2,701,873        0.0%
#*  ServiceSource International, Inc.                          21,415      86,302        0.0%
*   Sevcon, Inc.                                                  613       6,841        0.0%
*   ShoreTel, Inc.                                             74,923     458,529        0.0%
#*  Shutterstock, Inc.                                         14,654     601,107        0.0%
*   Sigma Designs, Inc.                                        52,802     334,237        0.0%
#*  Silicon Graphics International Corp.                        9,308      41,700        0.0%
#*  Silicon Laboratories, Inc.                                 46,813   2,190,848        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Silver Spring Networks, Inc.                               14,988 $   210,581        0.0%
#   Skyworks Solutions, Inc.                                  177,419  11,855,138        0.1%
*   SMTC Corp.                                                 10,077      16,224        0.0%
*   SolarEdge Technologies, Inc.                                5,408     144,880        0.0%
*   Sonus Networks, Inc.                                      105,616     872,388        0.0%
#*  Splunk, Inc.                                               34,343   1,785,149        0.0%
#   SS&C Technologies Holdings, Inc.                           86,483   5,288,435        0.1%
*   Stamps.com, Inc.                                           13,952   1,149,087        0.0%
*   StarTek, Inc.                                               8,170      33,497        0.0%
*   Stratasys, Ltd.                                            51,731   1,265,858        0.0%
#*  SunPower Corp.                                            157,758   3,177,246        0.0%
*   Super Micro Computer, Inc.                                 63,070   1,697,214        0.0%
*   Support.com, Inc.                                          43,901      37,755        0.0%
*   Sykes Enterprises, Inc.                                    64,987   1,894,371        0.0%
    Symantec Corp.                                            762,862  12,697,838        0.1%
#*  Synaptics, Inc.                                            61,193   4,378,359        0.0%
#*  Synchronoss Technologies, Inc.                             60,657   1,884,613        0.0%
    SYNNEX Corp.                                               67,705   5,590,402        0.1%
*   Synopsys, Inc.                                            112,673   5,354,221        0.1%
*   Syntel, Inc.                                               99,898   4,248,662        0.0%
*   Systemax, Inc.                                             27,440     248,332        0.0%
*   Tableau Software, Inc. Class A                             13,760     711,392        0.0%
#*  Take-Two Interactive Software, Inc.                        59,279   2,026,156        0.0%
#*  Tangoe, Inc.                                                6,869      60,585        0.0%
    TE Connectivity, Ltd.                                     198,185  11,788,044        0.1%
*   Tech Data Corp.                                            60,394   4,148,464        0.0%
*   TechTarget, Inc.                                              800       6,208        0.0%
*   Telenav, Inc.                                              57,056     325,219        0.0%
    TeleTech Holdings, Inc.                                    59,031   1,640,471        0.0%
#*  Teradata Corp.                                            137,819   3,486,821        0.0%
    Teradyne, Inc.                                            305,530   5,777,572        0.1%
    Tessco Technologies, Inc.                                   6,747     111,865        0.0%
#   Tessera Technologies, Inc.                                 81,995   2,354,896        0.0%
    Texas Instruments, Inc.                                   556,753  31,757,191        0.2%
*   TiVo, Inc.                                                144,500   1,442,110        0.0%
    Total System Services, Inc.                               175,829   8,991,895        0.1%
    TransAct Technologies, Inc.                                 5,192      45,222        0.0%
    Travelport Worldwide, Ltd.                                 51,111     712,998        0.0%
*   Travelzoo, Inc.                                             2,163      16,504        0.0%
#*  Trimble Navigation, Ltd.                                  230,028   5,509,171        0.1%
*   Trio-Tech International                                     1,525       5,033        0.0%
*   TSR, Inc.                                                     210         819        0.0%
*   TTM Technologies, Inc.                                    152,562     994,704        0.0%
#*  Twitter, Inc.                                              87,704   1,282,232        0.0%
#*  Tyler Technologies, Inc.                                   26,848   3,930,816        0.0%
#*  Ubiquiti Networks, Inc.                                   104,734   3,730,625        0.0%
#*  Ultimate Software Group, Inc. (The)                        22,693   4,461,217        0.0%
*   Ultra Clean Holdings, Inc.                                 28,227     160,612        0.0%
*   Ultratech, Inc.                                            52,163   1,131,415        0.0%
#*  Unisys Corp.                                               67,045     516,917        0.0%
*   United Online, Inc.                                        23,205     251,310        0.0%
#*  Universal Display Corp.                                    14,859     866,428        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Information Technology -- (Continued)
*   Universal Security Instruments, Inc.                          1,135 $        4,529        0.0%
#*  Unwired Planet, Inc.                                          3,556         28,661        0.0%
#*  USA Technologies, Inc.                                       15,296         66,996        0.0%
*   Vantiv, Inc. Class A                                        159,537      8,701,148        0.1%
*   VASCO Data Security International, Inc.                      17,422        301,923        0.0%
#*  Veeco Instruments, Inc.                                      57,214      1,053,310        0.0%
#*  VeriFone Systems, Inc.                                      150,191      4,274,436        0.0%
*   Verint Systems, Inc.                                         42,100      1,424,664        0.0%
#*  VeriSign, Inc.                                               58,937      5,092,157        0.0%
#*  ViaSat, Inc.                                                 66,714      5,116,964        0.0%
#*  Viavi Solutions, Inc.                                       255,152      1,661,040        0.0%
*   Virtusa Corp.                                                30,573      1,086,564        0.0%
#   Visa, Inc. Class A                                          737,983     57,001,807        0.4%
#   Vishay Intertechnology, Inc.                                174,612      2,123,282        0.0%
*   Vishay Precision Group, Inc.                                 12,209        182,647        0.0%
#*  VMware, Inc. Class A                                         21,646      1,231,874        0.0%
#   Wayside Technology Group, Inc.                                2,300         37,950        0.0%
*   Web.com Group, Inc.                                          99,706      1,993,123        0.0%
#*  WebMD Health Corp.                                           47,294      2,967,226        0.0%
*   Westell Technologies, Inc. Class A                           44,422         54,195        0.0%
#   Western Digital Corp.                                       124,496      5,087,529        0.0%
#   Western Union Co. (The)                                     378,295      7,565,900        0.1%
#*  WEX, Inc.                                                    56,792      5,366,276        0.1%
*   Wireless Telecom Group, Inc.                                  3,316          4,642        0.0%
#*  Workday, Inc. Class A                                        25,859      1,938,908        0.0%
*   Xcerra Corp.                                                 51,972        306,635        0.0%
    Xerox Corp.                                                 944,275      9,065,040        0.1%
    Xilinx, Inc.                                                188,062      8,101,711        0.1%
*   XO Group, Inc.                                               31,575        557,615        0.0%
*   Yahoo!, Inc.                                                392,108     14,351,153        0.1%
*   Yelp, Inc.                                                    6,262        131,502        0.0%
#*  Zebra Technologies Corp. Class A                             39,805      2,490,201        0.0%
#*  Zillow Group, Inc. Class A                                   45,970      1,150,169        0.0%
#*  Zillow Group, Inc. Class C                                   27,180        653,407        0.0%
*   Zix Corp.                                                    61,620        229,843        0.0%
*   Zynga, Inc. Class A                                       1,343,893      3,198,465        0.0%
                                                                        --------------       ----
Total Information Technology                                             2,473,868,715       17.8%
                                                                        --------------       ----
Materials -- (4.1%)
    A Schulman, Inc.                                             40,936      1,141,705        0.0%
#*  A. M. Castle & Co.                                           20,061         63,794        0.0%
    AEP Industries, Inc.                                         11,510        709,361        0.0%
    Air Products & Chemicals, Inc.                               80,301     11,715,113        0.1%
    Airgas, Inc.                                                 90,022     12,822,734        0.1%
#*  AK Steel Holding Corp.                                       99,561        465,945        0.0%
#   Albemarle Corp.                                              76,603      5,068,054        0.0%
    Alcoa, Inc.                                                 816,695      9,122,483        0.1%
#   Allegheny Technologies, Inc.                                119,782      1,957,238        0.0%
*   American Biltrite, Inc.                                          17          4,446        0.0%
    American Vanguard Corp.                                      46,032        761,830        0.0%
    Ampco-Pittsburgh Corp.                                        7,591        144,912        0.0%
    AptarGroup, Inc.                                             98,489      7,485,164        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Materials -- (Continued)
    Ashland, Inc.                                              59,882 $ 6,682,831        0.1%
    Avery Dennison Corp.                                      129,457   9,399,873        0.1%
*   Axalta Coating Systems, Ltd.                               93,831   2,671,369        0.0%
    Axiall Corp.                                               80,004   1,884,094        0.0%
    Balchem Corp.                                              43,092   2,644,125        0.0%
#   Ball Corp.                                                110,454   7,884,207        0.1%
    Bemis Co., Inc.                                           158,198   7,938,376        0.1%
*   Berry Plastics Group, Inc.                                143,262   5,160,297        0.0%
*   Boise Cascade Co.                                          62,160   1,297,279        0.0%
    Cabot Corp.                                                73,543   3,588,163        0.0%
    Calgon Carbon Corp.                                        77,833   1,275,683        0.0%
#   Carpenter Technology Corp.                                 62,249   2,204,237        0.0%
    Celanese Corp. Series A                                   138,390   9,784,173        0.1%
*   Century Aluminum Co.                                      104,407     920,870        0.0%
    CF Industries Holdings, Inc.                              324,429  10,728,867        0.1%
    Chase Corp.                                                 6,415     361,100        0.0%
#   Chemours Co. (The)                                         77,495     706,754        0.0%
*   Chemtura Corp.                                            127,089   3,539,429        0.0%
*   Clearwater Paper Corp.                                     28,466   1,700,559        0.0%
#*  Cliffs Natural Resources, Inc.                             16,723      88,130        0.0%
#*  Codexis, Inc.                                               5,607      17,662        0.0%
*   Coeur Mining, Inc.                                        182,225   1,476,023        0.0%
    Commercial Metals Co.                                     196,558   3,522,319        0.0%
#   Compass Minerals International, Inc.                       63,428   4,754,563        0.0%
#*  Contango ORE, Inc.                                            833      11,870        0.0%
*   Core Molding Technologies, Inc.                            12,521     146,871        0.0%
*   Crown Holdings, Inc.                                      113,384   6,004,817        0.1%
#   Deltic Timber Corp.                                         9,215     575,938        0.0%
    Domtar Corp.                                              103,576   4,002,177        0.0%
    Dow Chemical Co. (The)                                    592,463  31,169,478        0.2%
#   Eagle Materials, Inc.                                      75,920   5,627,190        0.0%
#   Eastman Chemical Co.                                      219,409  16,758,459        0.1%
    Ecolab, Inc.                                              118,239  13,595,120        0.1%
    EI du Pont de Nemours & Co.                               376,704  24,828,561        0.2%
*   Ferro Corp.                                               143,170   1,823,986        0.0%
    Ferroglobe P.L.C.                                          73,494     748,904        0.0%
#*  Flotek Industries, Inc.                                    48,593     459,204        0.0%
#   FMC Corp.                                                  83,865   3,628,000        0.0%
    Freeport-McMoRan, Inc.                                    531,198   7,436,772        0.1%
    Friedman Industries, Inc.                                   5,521      34,175        0.0%
    FutureFuel Corp.                                           42,155     473,822        0.0%
*   GCP Applied Technologies, Inc.                             62,027   1,372,658        0.0%
    Graphic Packaging Holding Co.                             631,290   8,383,531        0.1%
    Greif, Inc. Class A                                        27,616     958,275        0.0%
    Greif, Inc. Class B                                        14,223     655,538        0.0%
*   Handy & Harman, Ltd.                                          900      24,687        0.0%
#   Hawkins, Inc.                                              12,501     489,164        0.0%
    Haynes International, Inc.                                 16,009     600,818        0.0%
    HB Fuller Co.                                              74,810   3,345,503        0.0%
*   Headwaters, Inc.                                          127,716   2,555,597        0.0%
#   Hecla Mining Co.                                          306,521   1,321,106        0.0%
    Huntsman Corp.                                            429,418   6,759,039        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Materials -- (Continued)
    Innophos Holdings, Inc.                                    31,781 $ 1,174,626        0.0%
    Innospec, Inc.                                             36,926   1,785,741        0.0%
#   International Flavors & Fragrances, Inc.                   50,655   6,051,753        0.1%
    International Paper Co.                                   477,050  20,641,954        0.2%
#*  Intrepid Potash, Inc.                                      65,369      83,672        0.0%
    Kaiser Aluminum Corp.                                      20,375   1,932,161        0.0%
    KapStone Paper and Packaging Corp.                        166,135   2,639,885        0.0%
    KMG Chemicals, Inc.                                        15,845     375,368        0.0%
*   Koppers Holdings, Inc.                                     42,796   1,075,463        0.0%
*   Kraton Performance Polymers, Inc.                          53,271   1,209,784        0.0%
#   Kronos Worldwide, Inc.                                     56,104     373,092        0.0%
*   Louisiana-Pacific Corp.                                   196,686   3,343,662        0.0%
#*  LSB Industries, Inc.                                       33,488     440,702        0.0%
    LyondellBasell Industries NV Class A                      223,952  18,514,112        0.1%
#   Martin Marietta Materials, Inc.                            38,104   6,448,340        0.1%
    Materion Corp.                                             37,601   1,090,053        0.0%
#   McEwen Mining, Inc.                                       136,545     355,017        0.0%
    Mercer International, Inc.                                 78,872     662,525        0.0%
    Minerals Technologies, Inc.                                43,716   2,618,588        0.0%
    Monsanto Co.                                              249,633  23,385,619        0.2%
#   Mosaic Co. (The)                                          275,764   7,718,634        0.1%
    Myers Industries, Inc.                                     61,318     826,567        0.0%
    Neenah Paper, Inc.                                         28,158   1,832,804        0.0%
#   NewMarket Corp.                                            14,566   5,914,670        0.1%
    Newmont Mining Corp.                                      445,947  15,594,767        0.1%
*   Northern Technologies International Corp.                   2,180      31,937        0.0%
    Nucor Corp.                                               261,274  13,006,220        0.1%
#   Olin Corp.                                                495,376  10,794,243        0.1%
    Olympic Steel, Inc.                                        21,508     486,511        0.0%
*   OMNOVA Solutions, Inc.                                     38,468     275,046        0.0%
#*  Owens-Illinois, Inc.                                      300,040   5,538,738        0.0%
    Packaging Corp. of America                                174,117  11,296,711        0.1%
    PH Glatfelter Co.                                          57,610   1,320,997        0.0%
#*  Platform Specialty Products Corp.                         245,807   2,531,812        0.0%
    PolyOne Corp.                                             137,111   4,933,254        0.0%
    PPG Industries, Inc.                                      126,220  13,933,426        0.1%
    Praxair, Inc.                                             167,632  19,690,055        0.1%
    Quaker Chemical Corp.                                      18,972   1,689,646        0.0%
    Rayonier Advanced Materials, Inc.                           7,870      80,668        0.0%
    Reliance Steel & Aluminum Co.                             102,577   7,587,621        0.1%
#*  Rentech, Inc.                                              15,356      53,285        0.0%
#*  Resolute Forest Products, Inc.                              8,001      46,486        0.0%
#   Royal Gold, Inc.                                           79,677   4,989,374        0.0%
    RPM International, Inc.                                   148,917   7,524,776        0.1%
    Schnitzer Steel Industries, Inc. Class A                   55,683   1,148,183        0.0%
    Schweitzer-Mauduit International, Inc.                     44,771   1,539,675        0.0%
    Scotts Miracle-Gro Co. (The) Class A                      108,750   7,697,325        0.1%
    Sealed Air Corp.                                          162,778   7,709,166        0.1%
    Sensient Technologies Corp.                                54,491   3,664,520        0.0%
    Sherwin-Williams Co. (The)                                 43,935  12,622,965        0.1%
    Silgan Holdings, Inc.                                     113,292   5,748,436        0.0%
    Sonoco Products Co.                                       178,723   8,380,321        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Materials -- (Continued)
#           Southern Copper Corp.                                        73,734 $  2,187,688        0.0%
            Steel Dynamics, Inc.                                        289,854    7,307,219        0.1%
            Stepan Co.                                                   29,955    1,835,942        0.0%
#*          Stillwater Mining Co.                                       167,434    2,042,695        0.0%
            SunCoke Energy, Inc.                                         96,443      716,572        0.0%
            Synalloy Corp.                                                4,755       40,275        0.0%
            TimkenSteel Corp.                                            40,213      512,314        0.0%
*           Trecora Resources                                            15,645      179,135        0.0%
            Tredegar Corp.                                               17,271      275,645        0.0%
*           Trinseo SA                                                   18,140      776,211        0.0%
#           Tronox, Ltd. Class A                                         74,433      541,872        0.0%
            United States Lime & Minerals, Inc.                           4,011      214,869        0.0%
#           United States Steel Corp.                                   179,364    3,427,646        0.0%
*           Universal Stainless & Alloy Products, Inc.                    5,675       73,945        0.0%
#*          US Concrete, Inc.                                            35,085    2,166,850        0.0%
#           Valhi, Inc.                                                  66,024      130,067        0.0%
            Valspar Corp. (The)                                          66,904    7,137,988        0.1%
            Vulcan Materials Co.                                        109,356   11,769,986        0.1%
#           Westlake Chemical Corp.                                     110,933    5,567,727        0.0%
            WestRock Co.                                                229,068    9,586,496        0.1%
            Worthington Industries, Inc.                                 75,774    2,860,469        0.0%
*           WR Grace & Co.                                               62,027    4,756,230        0.0%
                                                                                ------------        ---
Total Materials                                                                  630,003,819        4.5%
                                                                                ------------        ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                              405           --        0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        15,579           --        0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                3,200           --        0.0%
                                                                                ------------        ---
Total Other                                                                               --        0.0%
                                                                                ------------        ---
Real Estate Investment Trusts -- (0.0%)
#           Forest City Realty Trust, Inc. Class A                       58,153    1,208,419        0.0%
            Gaming and Leisure Properties, Inc.                          54,289    1,780,125        0.0%
                                                                                ------------        ---
Total Real Estate Investment Trusts                                                2,988,544        0.0%
                                                                                ------------        ---
Telecommunication Services -- (2.3%)
*           8x8, Inc.                                                    51,971      589,351        0.0%
*           Alaska Communications Systems Group, Inc.                    30,523       55,247        0.0%
            AT&T, Inc.                                                3,704,290  143,800,538        1.0%
            Atlantic Tele-Network, Inc.                                  20,611    1,482,137        0.0%
*           Boingo Wireless, Inc.                                        59,265      455,748        0.0%
            CenturyLink, Inc.                                           703,194   21,763,854        0.2%
*           Cincinnati Bell, Inc.                                       359,888    1,374,772        0.0%
#           Cogent Communications Holdings, Inc.                         75,578    2,924,869        0.0%
#           Consolidated Communications Holdings, Inc.                   81,266    1,921,128        0.0%
#*          FairPoint Communications, Inc.                                9,361      124,127        0.0%
#           Frontier Communications Corp.                             1,172,656    6,519,967        0.1%
*           General Communication, Inc. Class A                          77,662    1,312,488        0.0%
            IDT Corp. Class B                                            37,875      581,002        0.0%
            Inteliquent, Inc.                                            68,915    1,143,300        0.0%
#*          Intelsat SA                                                   9,450       37,328        0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Telecommunication Services -- (Continued)
#*  Iridium Communications, Inc.                                 57,785 $    466,325        0.0%
*   Level 3 Communications, Inc.                                221,563   11,578,882        0.1%
*   Lumos Networks Corp.                                         24,438      311,585        0.0%
#*  NTELOS Holdings Corp.                                        26,667      246,670        0.0%
#*  ORBCOMM, Inc.                                                82,971      822,243        0.0%
*   SBA Communications Corp. Class A                             76,978    7,931,813        0.1%
    Shenandoah Telecommunications Co.                           105,144    3,016,581        0.0%
    Spok Holdings, Inc.                                          22,770      386,862        0.0%
#*  Sprint Corp.                                                705,126    2,418,582        0.0%
#*  Straight Path Communications, Inc. Class B                    5,292      193,687        0.0%
*   T-Mobile US, Inc.                                           151,440    5,948,563        0.1%
    Telephone & Data Systems, Inc.                              153,700    4,544,909        0.0%
*   United States Cellular Corp.                                 32,720    1,395,181        0.0%
    Verizon Communications, Inc.                              2,493,148  127,000,959        0.9%
*   Vonage Holdings Corp.                                       252,470    1,179,035        0.0%
#   Windstream Holdings, Inc.                                   160,329    1,391,656        0.0%
                                                                        ------------        ---
Total Telecommunication Services                                         352,919,389        2.5%
                                                                        ------------        ---
Utilities -- (3.1%)
    AES Corp.                                                   386,774    4,316,398        0.0%
    AGL Resources, Inc.                                         156,620   10,314,993        0.1%
    ALLETE, Inc.                                                 66,958    3,762,370        0.0%
#   Alliant Energy Corp.                                         63,847    4,502,490        0.0%
    Ameren Corp.                                                120,526    5,785,248        0.0%
    American Electric Power Co., Inc.                           182,287   11,575,225        0.1%
    American States Water Co.                                    52,489    2,188,266        0.0%
    American Water Works Co., Inc.                               91,551    6,661,251        0.1%
#   Aqua America, Inc.                                          232,513    7,361,362        0.1%
    Artesian Resources Corp. Class A                              6,342      171,171        0.0%
    Atmos Energy Corp.                                          127,853    9,275,735        0.1%
#   Avangrid, Inc.                                               64,511    2,586,891        0.0%
    Avista Corp.                                                 86,393    3,461,768        0.0%
    Black Hills Corp.                                            70,721    4,284,985        0.0%
#   California Water Service Group                               67,585    1,887,649        0.0%
*   Calpine Corp.                                               564,458    8,907,147        0.1%
    CenterPoint Energy, Inc.                                    194,478    4,171,553        0.0%
    Chesapeake Utilities Corp.                                   21,489    1,279,025        0.0%
#   CMS Energy Corp.                                            143,790    5,849,377        0.0%
    Connecticut Water Service, Inc.                              16,330      767,837        0.0%
#   Consolidated Edison, Inc.                                   135,135   10,081,071        0.1%
#   Consolidated Water Co., Ltd.                                 12,219      169,722        0.0%
    Delta Natural Gas Co., Inc.                                   3,458       88,525        0.0%
#   Dominion Resources, Inc.                                    230,838   16,497,992        0.1%
#   DTE Energy Co.                                               90,183    8,040,716        0.1%
#   Duke Energy Corp.                                           273,019   21,508,437        0.2%
*   Dynegy, Inc.                                                160,640    2,832,083        0.0%
    Edison International                                        124,310    8,789,960        0.1%
    El Paso Electric Co.                                         56,947    2,568,310        0.0%
    Empire District Electric Co. (The)                           57,328    1,930,234        0.0%
    Entergy Corp.                                                86,657    6,514,873        0.1%
    Eversource Energy                                           159,328    8,992,472        0.1%
    Exelon Corp.                                                340,537   11,949,443        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Utilities -- (Continued)
    FirstEnergy Corp.                                         224,024 $ 7,300,942        0.1%
    Gas Natural, Inc.                                           3,269      23,864        0.0%
    Genie Energy, Ltd. Class B                                 16,745     123,411        0.0%
    Great Plains Energy, Inc.                                 210,424   6,571,542        0.1%
    Hawaiian Electric Industries, Inc.                         99,816   3,262,985        0.0%
    IDACORP, Inc.                                              69,692   5,068,699        0.0%
    ITC Holdings Corp.                                        205,353   9,049,907        0.1%
#   MDU Resources Group, Inc.                                 270,058   5,417,364        0.0%
#   MGE Energy, Inc.                                           47,585   2,372,112        0.0%
#   Middlesex Water Co.                                        16,729     611,947        0.0%
#   National Fuel Gas Co.                                     117,208   6,505,044        0.1%
    New Jersey Resources Corp.                                118,126   4,214,736        0.0%
    NextEra Energy, Inc.                                      182,888  21,503,971        0.2%
    NiSource, Inc.                                            400,709   9,100,101        0.1%
    Northwest Natural Gas Co.                                  38,584   1,988,619        0.0%
#   NorthWestern Corp.                                         66,292   3,768,037        0.0%
#   NRG Energy, Inc.                                          396,919   5,993,477        0.0%
#   NRG Yield, Inc. Class A                                    46,897     709,552        0.0%
#   NRG Yield, Inc. Class C                                    71,461   1,156,239        0.0%
#   OGE Energy Corp.                                          227,293   6,725,600        0.1%
    ONE Gas, Inc.                                              72,172   4,219,897        0.0%
    Ormat Technologies, Inc.                                   33,366   1,448,084        0.0%
#   Otter Tail Corp.                                           50,499   1,460,431        0.0%
#   Pattern Energy Group, Inc.                                100,143   2,103,003        0.0%
    PG&E Corp.                                                179,774  10,462,847        0.1%
    Piedmont Natural Gas Co., Inc.                            101,583   6,074,663        0.1%
    Pinnacle West Capital Corp.                                62,138   4,514,326        0.0%
#   PNM Resources, Inc.                                       109,931   3,482,614        0.0%
    Portland General Electric Co.                             120,995   4,805,921        0.0%
    PPL Corp.                                                 246,027   9,260,456        0.1%
    Public Service Enterprise Group, Inc.                     188,124   8,678,160        0.1%
    Questar Corp.                                             231,125   5,794,304        0.0%
    RGC Resources, Inc.                                         1,530      34,364        0.0%
#   SCANA Corp.                                                71,429   4,906,458        0.0%
#   Sempra Energy                                              86,820   8,972,847        0.1%
    SJW Corp.                                                  29,979   1,031,577        0.0%
    South Jersey Industries, Inc.                             101,387   2,829,711        0.0%
#   Southern Co. (The)                                        355,711  17,821,121        0.1%
    Southwest Gas Corp.                                        65,286   4,237,714        0.0%
    Spark Energy, Inc. Class A                                  4,266     109,978        0.0%
#   Spire, Inc.                                                59,954   3,834,658        0.0%
#*  Talen Energy Corp.                                         49,706     579,572        0.0%
    TECO Energy, Inc.                                         299,108   8,306,229        0.1%
    UGI Corp.                                                 272,705  10,973,649        0.1%
    Unitil Corp.                                               22,877     904,099        0.0%
#   Vectren Corp.                                             113,357   5,537,489        0.0%
#   WEC Energy Group, Inc.                                    169,138   9,845,523        0.1%
    Westar Energy, Inc.                                       168,421   8,692,208        0.1%
    WGL Holdings, Inc.                                         68,831   4,672,937        0.0%
    Xcel Energy, Inc.                                         239,387   9,582,662        0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                         SHARES        VALUE+       ASSETS**
                                                                       ----------- --------------- ----------
Utilities -- (Continued)
#            York Water Co. (The)                                           11,174 $       331,309        0.0%
                                                                                   ---------------      -----
Total Utilities                                                                        466,051,539        3.4%
                                                                                   ---------------      -----
TOTAL COMMON STOCKS                                                                 13,749,875,385       98.9%
                                                                                   ---------------      -----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                         666              --        0.0%
                                                                                   ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                        988              --        0.0%
(degrees)*   Community Health Systems, Inc. Contingent Value Rights        216,226           1,297        0.0%
(degrees)*   Dyax Corp. Contingent Value Rights                             53,451          59,331        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                          3,680             430        0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                  6,234              --        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights      51,554              --        0.0%
(degrees)*   Safeway Casa Ley Contingent Value Rights                      213,913         217,100        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                      213,913          10,439        0.0%
                                                                                   ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                      288,597        0.0%
                                                                                   ---------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                  540             468        0.0%
Health Care -- (0.0%)
(degrees)    Catalyst Biosciences, Inc.                                      1,719           1,684        0.0%
TOTAL BONDS                                                                                  2,152        0.0%
                                                                                   ---------------      -----
TOTAL INVESTMENT SECURITIES                                                         13,750,166,134
                                                                                   ---------------

                                                                         SHARES
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid Reserves, 0.455%        145,442,452     145,442,452        1.0%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@         DFA Short Term Investment Fund                            117,912,148   1,364,243,558        9.9%
                                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,152,312,348)                               $15,259,852,144      109.8%
                                                                                   ===============      =====

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 2,236,434,663 $       53,543   --    $ 2,236,488,206
   Consumer Staples                  1,184,899,730             --   --      1,184,899,730
   Energy                              913,106,762             --   --        913,106,762
   Financials                        2,004,225,532             --   --      2,004,225,532
   Health Care                       1,615,471,557             --   --      1,615,471,557
   Industrials                       1,869,851,592             --   --      1,869,851,592
   Information Technology            2,473,868,715             --   --      2,473,868,715
   Materials                           630,003,819             --   --        630,003,819
   Other                                        --             --   --                 --
   Real Estate Investment Trusts         2,988,544             --   --          2,988,544
   Telecommunication Services          352,919,389             --   --        352,919,389
   Utilities                           466,051,539             --   --        466,051,539
Preferred Stocks
   Other                                        --             --   --                 --
Rights/Warrants                                 --        288,597   --            288,597
Bonds
   Financials                                   --            468   --                468
   Health Care                                  --          1,684   --              1,684
Temporary Cash Investments             145,442,452             --   --        145,442,452
Securities Lending Collateral                   --  1,364,243,558   --      1,364,243,558
Futures Contracts**                      3,531,760             --   --          3,531,760
                                   --------------- --------------   --    ---------------
TOTAL                              $13,898,796,054 $1,364,587,850   --    $15,263,383,904
                                   =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (89.4%)

Consumer Discretionary -- (13.4%)
*   1-800-Flowers.com, Inc. Class A                           108,326 $   850,359        0.0%
    A.H. Belo Corp. Class A                                    28,956     142,753        0.0%
    Aaron's, Inc.                                             179,009   4,691,826        0.0%
#   Abercrombie & Fitch Co. Class A                           127,277   3,402,114        0.0%
    Advance Auto Parts, Inc.                                   32,852   5,128,197        0.0%
*   Amazon.com, Inc.                                           79,998  52,765,881        0.3%
    AMC Entertainment Holdings, Inc. Class A                   47,552   1,340,015        0.0%
#*  AMC Networks, Inc. Class A                                 77,373   5,047,041        0.0%
    AMCON Distributing Co.                                        668      57,391        0.0%
#*  America's Car-Mart, Inc.                                   18,481     491,040        0.0%
*   American Axle & Manufacturing Holdings, Inc.              165,343   2,564,470        0.0%
#   American Eagle Outfitters, Inc.                           549,364   7,861,399        0.1%
*   American Public Education, Inc.                            37,438     867,064        0.0%
*   Apollo Education Group, Inc.                              306,618   2,391,620        0.0%
    Aramark                                                   283,671   9,505,815        0.1%
#   Arctic Cat, Inc.                                           29,664     493,312        0.0%
    Ark Restaurants Corp.                                       4,916      99,647        0.0%
*   Asbury Automotive Group, Inc.                              99,489   6,031,023        0.0%
#*  Ascena Retail Group, Inc.                                 514,817   4,535,538        0.0%
#*  Ascent Capital Group, Inc. Class A                         22,497     339,030        0.0%
#   Autoliv, Inc.                                              96,235  11,785,900        0.1%
#*  AutoNation, Inc.                                          169,475   8,583,909        0.1%
*   AutoZone, Inc.                                              9,128   6,985,019        0.1%
*   Ballantyne Strong, Inc.                                    17,770      80,320        0.0%
*   Barnes & Noble Education, Inc.                            130,174   1,218,429        0.0%
    Barnes & Noble, Inc.                                      235,166   2,763,201        0.0%
    Bassett Furniture Industries, Inc.                         14,448     426,360        0.0%
    Beasley Broadcast Group, Inc. Class A                       8,562      32,792        0.0%
*   Beazer Homes USA, Inc.                                     22,402     184,144        0.0%
#   bebe stores, Inc.                                          90,089      50,702        0.0%
#*  Bed Bath & Beyond, Inc.                                   252,073  11,902,887        0.1%
*   Belmond, Ltd. Class A                                     294,548   2,698,060        0.0%
#   Best Buy Co., Inc.                                        497,630  15,963,970        0.1%
    Big 5 Sporting Goods Corp.                                 53,318     644,615        0.0%
#   Big Lots, Inc.                                            199,148   9,132,927        0.1%
*   Biglari Holdings, Inc.                                        535     200,058        0.0%
*   BJ's Restaurants, Inc.                                     69,279   3,089,843        0.0%
    Bloomin' Brands, Inc.                                     479,337   8,963,602        0.1%
    Blue Nile, Inc.                                            23,919     616,632        0.0%
#   Bob Evans Farms, Inc.                                      60,017   2,733,174        0.0%
    Bon-Ton Stores, Inc. (The)                                 26,063      60,727        0.0%
#   BorgWarner, Inc.                                          277,215   9,957,563        0.1%
    Bowl America, Inc. Class A                                  3,937      56,929        0.0%
*   Boyd Gaming Corp.                                          77,977   1,453,491        0.0%
*   Bravo Brio Restaurant Group, Inc.                          59,705     440,026        0.0%
*   Bridgepoint Education, Inc.                                98,988     944,346        0.0%
*   Bright Horizons Family Solutions, Inc.                     79,449   5,213,443        0.0%
#   Brinker International, Inc.                                85,112   3,942,388        0.0%
    Brunswick Corp.                                           194,696   9,351,249        0.1%
#   Buckle, Inc. (The)                                         38,775   1,122,149        0.0%
#*  Buffalo Wild Wings, Inc.                                   40,317   5,388,770        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc.                                  67,264 $    885,867        0.0%
#*  Burlington Stores, Inc.                                      77,183    4,397,116        0.0%
#*  Cabela's, Inc.                                              163,756    8,539,875        0.1%
#   Cable One, Inc.                                              13,116    6,019,719        0.0%
    Cablevision Systems Corp. Class A                           202,674    6,767,285        0.1%
#   CalAtlantic Group, Inc.                                     177,754    5,753,897        0.0%
    Caleres, Inc.                                               124,053    3,127,376        0.0%
    Callaway Golf Co.                                           221,152    2,065,560        0.0%
*   Cambium Learning Group, Inc.                                 82,206      374,037        0.0%
    Canterbury Park Holding Corp.                                 5,270       56,653        0.0%
    Capella Education Co.                                        42,102    2,328,662        0.0%
*   Career Education Corp.                                      215,673    1,151,694        0.0%
#*  CarMax, Inc.                                                266,008   14,085,124        0.1%
*   Carmike Cinemas, Inc.                                        58,271    1,747,547        0.0%
    Carnival Corp.                                              224,357   11,004,711        0.1%
#   Carriage Services, Inc.                                      41,292    1,008,764        0.0%
*   Carrols Restaurant Group, Inc.                              140,042    1,947,984        0.0%
    Carter's, Inc.                                               98,451   10,501,768        0.1%
    Cato Corp. (The) Class A                                     72,857    2,665,838        0.0%
*   Cavco Industries, Inc.                                       19,715    1,728,808        0.0%
    CBS Corp. Class A                                            14,126      847,419        0.0%
    CBS Corp. Class B                                           287,701   16,085,363        0.1%
#*  Central European Media Enterprises, Ltd. Class A             18,678       49,683        0.0%
*   Charles & Colvard, Ltd.                                      29,159       34,991        0.0%
#*  Charter Communications, Inc. Class A                         44,995    9,549,739        0.1%
    Cheesecake Factory, Inc. (The)                              173,768    8,863,906        0.1%
*   Cherokee, Inc.                                               12,360      193,310        0.0%
    Chico's FAS, Inc.                                           385,096    4,856,061        0.0%
    Children's Place, Inc. (The)                                 63,677    4,961,075        0.0%
#*  Chipotle Mexican Grill, Inc.                                  8,940    3,763,472        0.0%
#   Choice Hotels International, Inc.                            62,499    3,166,199        0.0%
*   Christopher & Banks Corp.                                    66,361      172,539        0.0%
    Churchill Downs, Inc.                                        20,876    2,801,142        0.0%
#*  Chuy's Holdings, Inc.                                        58,289    1,780,146        0.0%
    Cinemark Holdings, Inc.                                     272,366    9,437,482        0.1%
    Citi Trends, Inc.                                            45,840      823,286        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                 55,873      285,511        0.0%
#   ClubCorp Holdings, Inc.                                     148,434    1,981,594        0.0%
#   Coach, Inc.                                                 272,948   10,991,616        0.1%
    Collectors Universe, Inc.                                     8,599      149,537        0.0%
#   Columbia Sportswear Co.                                     115,715    6,777,428        0.1%
    Comcast Corp. Class A                                     2,576,504  156,548,383        1.0%
#*  Conn's, Inc.                                                 56,833      780,885        0.0%
    Cooper Tire & Rubber Co.                                    192,743    6,657,343        0.1%
*   Cooper-Standard Holding, Inc.                                 9,797      755,447        0.0%
    Core-Mark Holding Co., Inc.                                  60,878    4,971,297        0.0%
#   Cracker Barrel Old Country Store, Inc.                       60,179    8,810,807        0.1%
#*  Crocs, Inc.                                                 168,395    1,406,098        0.0%
*   Crown Media Holdings, Inc. Class A                          104,244      528,517        0.0%
    CSS Industries, Inc.                                          8,600      240,456        0.0%
    CST Brands, Inc.                                            232,821    8,793,649        0.1%
    Culp, Inc.                                                   37,334      979,644        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A                                 140,245 $    52,115        0.0%
#   Dana Holding Corp.                                          467,227   6,041,245        0.0%
#   Darden Restaurants, Inc.                                    181,014  11,268,121        0.1%
*   Dave & Buster's Entertainment, Inc.                          21,708     840,100        0.0%
#*  Deckers Outdoor Corp.                                        83,508   4,827,597        0.0%
*   Del Frisco's Restaurant Group, Inc.                          29,868     475,797        0.0%
#*  Del Taco Restaurants, Inc.                                   10,667      96,536        0.0%
    Delphi Automotive P.L.C.                                     61,534   4,530,748        0.0%
*   Delta Apparel, Inc.                                          15,491     313,693        0.0%
*   Denny's Corp.                                               134,856   1,333,726        0.0%
    Destination Maternity Corp.                                  23,762     165,621        0.0%
*   Destination XL Group, Inc.                                  143,601     771,137        0.0%
#   DeVry Education Group, Inc.                                 139,075   2,412,951        0.0%
#*  Diamond Resorts International, Inc.                         122,597   2,600,282        0.0%
    Dick's Sporting Goods, Inc.                                 261,162  12,102,247        0.1%
#   Dillard's, Inc. Class A                                     112,391   7,917,946        0.1%
    DineEquity, Inc.                                             76,835   6,607,810        0.1%
#*  Discovery Communications, Inc. Class A                      206,926   5,651,149        0.0%
*   Discovery Communications, Inc. Class B                        1,502      40,937        0.0%
#*  Discovery Communications, Inc. Class C                      221,638   5,935,466        0.0%
*   DISH Network Corp. Class A                                   48,643   2,397,613        0.0%
#*  Dixie Group, Inc. (The)                                      15,615      73,703        0.0%
    Dollar General Corp.                                        197,376  16,167,068        0.1%
#*  Dollar Tree, Inc.                                           174,405  13,901,823        0.1%
#   Domino's Pizza, Inc.                                         68,994   8,339,995        0.1%
*   Dorman Products, Inc.                                        68,724   3,696,664        0.0%
    Dover Motorsports, Inc.                                       9,156      21,059        0.0%
    DR Horton, Inc.                                             309,405   9,300,714        0.1%
*   DreamWorks Animation SKG, Inc. Class A                      145,676   5,815,386        0.0%
    Drew Industries, Inc.                                        77,572   5,028,993        0.0%
    DSW, Inc. Class A                                           198,707   4,882,231        0.0%
#   Dunkin' Brands Group, Inc.                                  117,288   5,453,892        0.0%
    Educational Development Corp.                                 3,809      54,354        0.0%
*   Eldorado Resorts, Inc.                                       20,339     266,644        0.0%
*   Emerson Radio Corp.                                          26,350      21,080        0.0%
*   Entercom Communications Corp. Class A                        44,505     504,687        0.0%
    Entravision Communications Corp. Class A                    222,320   1,767,444        0.0%
#   Escalade, Inc.                                               12,111     144,484        0.0%
#   Ethan Allen Interiors, Inc.                                  66,188   2,253,040        0.0%
*   EVINE Live, Inc.                                             82,152     126,514        0.0%
*   EW Scripps Co. (The) Class A                                160,198   2,431,806        0.0%
#   Expedia, Inc.                                                76,127   8,813,223        0.1%
*   Express, Inc.                                               296,365   5,387,916        0.0%
#*  Famous Dave's of America, Inc.                               10,924      63,578        0.0%
#*  Federal-Mogul Holdings Corp.                                149,931   1,385,362        0.0%
*   Fiesta Restaurant Group, Inc.                                45,194   1,451,179        0.0%
    Finish Line, Inc. (The) Class A                             112,873   2,229,242        0.0%
#*  Five Below, Inc.                                             95,462   3,980,765        0.0%
#   Flanigan's Enterprises, Inc.                                  1,000      18,490        0.0%
    Flexsteel Industries, Inc.                                    9,875     403,789        0.0%
#   Foot Locker, Inc.                                           255,692  15,709,716        0.1%
    Ford Motor Co.                                            3,747,421  50,815,029        0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Consumer Discretionary -- (Continued)
#*          Fossil Group, Inc.                                           79,097 $ 3,203,429        0.0%
*           Fox Factory Holding Corp.                                   117,943   2,041,593        0.0%
*           Francesca's Holdings Corp.                                  135,742   2,253,317        0.0%
#           Fred's, Inc. Class A                                        124,227   1,822,410        0.0%
*           FTD Cos., Inc.                                               43,818   1,218,579        0.0%
#*          Fuel Systems Solutions, Inc.                                 40,800     216,240        0.0%
*           Full House Resorts, Inc.                                     19,925      32,279        0.0%
*           G-III Apparel Group, Ltd.                                   113,694   5,144,653        0.0%
*           Gaiam, Inc. Class A                                          18,959     125,698        0.0%
#           GameStop Corp. Class A                                      325,566  10,678,565        0.1%
*           Gaming Partners International Corp.                           8,266      74,807        0.0%
#           Gannett Co., Inc.                                           174,111   2,933,770        0.0%
#           Gap, Inc. (The)                                             299,653   6,945,957        0.1%
#           Garmin, Ltd.                                                147,695   6,296,238        0.1%
            General Motors Co.                                        1,123,274  35,720,113        0.2%
#*          Genesco, Inc.                                                52,196   3,610,919        0.0%
#           Gentex Corp.                                                727,258  11,665,218        0.1%
*           Gentherm, Inc.                                              121,561   4,466,151        0.0%
            Genuine Parts Co.                                           151,236  14,514,119        0.1%
#           GNC Holdings, Inc. Class A                                  260,642   6,349,239        0.1%
            Goodyear Tire & Rubber Co. (The)                            411,702  11,927,007        0.1%
#*          GoPro, Inc. Class A                                         175,969   2,224,248        0.0%
#*          Gordmans Stores, Inc.                                        12,089      27,926        0.0%
            Graham Holdings Co. Class B                                  10,916   5,201,911        0.0%
*           Grand Canyon Education, Inc.                                154,682   6,764,244        0.1%
*           Gray Television, Inc.                                       160,249   2,059,200        0.0%
*           Gray Television, Inc. Class A                                 3,160      34,523        0.0%
*           Green Brick Partners, Inc.                                    5,108      37,646        0.0%
            Group 1 Automotive, Inc.                                     66,734   4,393,767        0.0%
#*          Groupon, Inc.                                               282,840   1,023,881        0.0%
#           Guess?, Inc.                                                246,429   4,521,972        0.0%
            H&R Block, Inc.                                             123,489   2,499,417        0.0%
            Hanesbrands, Inc.                                           188,700   5,477,961        0.0%
#           Harley-Davidson, Inc.                                       264,616  12,656,583        0.1%
            Harman International Industries, Inc.                        87,058   6,682,572        0.1%
            Harte-Hanks, Inc.                                           158,766     288,954        0.0%
            Hasbro, Inc.                                                 52,585   4,450,794        0.0%
            Haverty Furniture Cos., Inc.                                 41,148     768,233        0.0%
            Haverty Furniture Cos., Inc. Class A                          2,523      47,685        0.0%
*           Helen of Troy, Ltd.                                          61,601   6,131,148        0.1%
(degrees)*  Here Media, Inc.                                                300          --        0.0%
(degrees)*  Here Media, Inc. Special Shares                                 300          --        0.0%
#*          hhgregg, Inc.                                                53,331     103,995        0.0%
#*          Hibbett Sports, Inc.                                         53,369   1,926,621        0.0%
            Hilton Worldwide Holdings, Inc.                             282,426   6,227,493        0.1%
            Home Depot, Inc. (The)                                      286,801  38,399,786        0.3%
            Hooker Furniture Corp.                                       17,966     445,557        0.0%
*           Horizon Global Corp.                                         33,681     413,266        0.0%
*           Houghton Mifflin Harcourt Co.                               207,809   4,262,163        0.0%
#           HSN, Inc.                                                    82,540   4,377,096        0.0%
*           Hyatt Hotels Corp. Class A                                   31,138   1,490,887        0.0%
#*          Iconix Brand Group, Inc.                                    111,831     948,327        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*          Installed Building Products, Inc.                          23,973 $   637,202        0.0%
            International Game Technology P.L.C.                       47,070     816,194        0.0%
            International Speedway Corp. Class A                       71,769   2,403,544        0.0%
            Interpublic Group of Cos., Inc. (The)                     455,767  10,455,295        0.1%
#           Interval Leisure Group, Inc.                              122,470   1,729,276        0.0%
*           Intrawest Resorts Holdings, Inc.                              803       6,938        0.0%
#*          iRobot Corp.                                               51,251   1,915,762        0.0%
*           Isle of Capri Casinos, Inc.                                34,965     520,979        0.0%
#*          ITT Educational Services, Inc.                             15,300      32,895        0.0%
*           J Alexander's Holdings, Inc.                               19,556     201,427        0.0%
            Jack in the Box, Inc.                                      60,844   4,110,012        0.0%
#*          JAKKS Pacific, Inc.                                        27,534     206,505        0.0%
#*          Jamba, Inc.                                                24,893     323,360        0.0%
#*          JC Penney Co., Inc.                                       617,468   5,730,103        0.0%
            John Wiley & Sons, Inc. Class A                           120,786   5,989,778        0.0%
            John Wiley & Sons, Inc. Class B                             7,502     371,874        0.0%
            Johnson Controls, Inc.                                    438,413  18,150,298        0.1%
            Johnson Outdoors, Inc. Class A                             19,561     472,007        0.0%
*           K12, Inc.                                                  75,693     930,267        0.0%
#*          Kate Spade & Co.                                           98,037   2,522,492        0.0%
#           KB Home                                                   120,600   1,636,542        0.0%
            Kirkland's, Inc.                                           64,140   1,053,179        0.0%
#           Kohl's Corp.                                              338,820  15,009,726        0.1%
#*          Kona Grill, Inc.                                           11,997     159,800        0.0%
*           Koss Corp.                                                  4,495       9,889        0.0%
#*          Krispy Kreme Doughnuts, Inc.                              161,719   2,815,528        0.0%
            L Brands, Inc.                                             53,144   4,160,644        0.0%
#*          La Quinta Holdings, Inc.                                  136,674   1,745,327        0.0%
            La-Z-Boy, Inc.                                            153,317   3,966,311        0.0%
*           Lakeland Industries, Inc.                                   7,818      67,938        0.0%
*           Lands' End, Inc.                                           37,689     916,973        0.0%
            Las Vegas Sands Corp.                                     123,731   5,586,455        0.0%
(degrees)*  Lazare Kaplan International, Inc.                           3,667       3,667        0.0%
            Lear Corp.                                                119,791  13,791,538        0.1%
#*          Lee Enterprises, Inc.                                      46,810     100,173        0.0%
            Leggett & Platt, Inc.                                      80,409   3,963,360        0.0%
#           Lennar Corp. Class A                                      162,130   7,346,110        0.1%
            Lennar Corp. Class B                                       29,753   1,069,918        0.0%
            Libbey, Inc.                                               97,178   1,807,511        0.0%
#*          Liberty Braves Group Class A                                9,515     148,815        0.0%
(degrees)   Liberty Braves Group Class B                                  522       8,158        0.0%
*           Liberty Braves Group Class C                               19,527     291,343        0.0%
*           Liberty Broadband Corp. Class A                            45,059   2,582,782        0.0%
(degrees)*  Liberty Broadband Corp. Class B                             1,306      81,122        0.0%
*           Liberty Broadband Corp. Class C                           112,945   6,466,101        0.1%
*           Liberty Interactive Corp., QVC Group Class A              471,654  12,357,335        0.1%
*           Liberty Interactive Corp., QVC Group Class B                1,143      29,918        0.0%
*           Liberty Media Group Class A                                23,788     435,320        0.0%
(degrees)   Liberty Media Group Class B                                 1,306      24,148        0.0%
*           Liberty Media Group Class C                                48,819     878,742        0.0%
*           Liberty SiriusXM Group Class A                             95,152   3,118,131        0.0%
            Liberty SiriusXM Group Class B                              5,224     174,847        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Liberty SiriusXM Group Class C                            195,276 $ 6,252,738        0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                153,675   3,390,071        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                  1,138      26,231        0.0%
*   Liberty Ventures Series A                                 238,793   9,551,720        0.1%
    Lifetime Brands, Inc.                                      20,096     347,058        0.0%
#   Lions Gate Entertainment Corp.                            150,301   3,336,682        0.0%
#   Lithia Motors, Inc. Class A                                81,257   6,745,956        0.1%
#*  Live Nation Entertainment, Inc.                           460,706   9,895,965        0.1%
*   LKQ Corp.                                                 376,352  12,062,082        0.1%
*   Loral Space & Communications, Inc.                         21,018     770,940        0.0%
    Lowe's Cos., Inc.                                         315,012  23,947,212        0.2%
*   Luby's, Inc.                                               66,723     335,617        0.0%
#*  Lululemon Athletica, Inc.                                  43,212   2,832,547        0.0%
#*  Lumber Liquidators Holdings, Inc.                          34,916     520,598        0.0%
*   M/I Homes, Inc.                                            73,907   1,485,531        0.0%
    Macy's, Inc.                                              274,590  10,871,018        0.1%
*   Madison Square Garden Co. (The) Class A                    41,685   6,543,711        0.1%
*   Malibu Boats, Inc. Class A                                    811      14,274        0.0%
    Marcus Corp. (The)                                         30,027     581,022        0.0%
    Marine Products Corp.                                      47,094     385,700        0.0%
*   MarineMax, Inc.                                            54,858   1,042,851        0.0%
#   Marriott International, Inc. Class A                       66,204   4,640,238        0.0%
    Marriott Vacations Worldwide Corp.                         72,402   4,535,261        0.0%
#   Mattel, Inc.                                              341,628  10,621,215        0.1%
#*  Mattress Firm Holding Corp.                                10,007     390,473        0.0%
#*  McClatchy Co. (The) Class A                               119,920     133,111        0.0%
    McDonald's Corp.                                          283,387  35,845,622        0.2%
#   MDC Holdings, Inc.                                        161,440   3,973,038        0.0%
*   Media General, Inc.                                        96,518   1,672,657        0.0%
    Meredith Corp.                                             93,338   4,789,173        0.0%
*   Meritage Homes Corp.                                      130,185   4,430,196        0.0%
*   MGM Resorts International                                 497,634  10,599,604        0.1%
*   Michael Kors Holdings, Ltd.                               137,702   7,113,685        0.1%
*   Michaels Cos., Inc. (The)                                 110,728   3,147,997        0.0%
*   Modine Manufacturing Co.                                  114,836   1,241,377        0.0%
*   Mohawk Industries, Inc.                                    63,993  12,326,972        0.1%
*   Monarch Casino & Resort, Inc.                              15,384     292,296        0.0%
#   Monro Muffler Brake, Inc.                                  73,645   5,097,707        0.0%
*   Motorcar Parts of America, Inc.                            45,952   1,473,681        0.0%
    Movado Group, Inc.                                         33,112     934,090        0.0%
*   MSG Networks, Inc. Class A                                125,055   2,137,190        0.0%
*   Murphy USA, Inc.                                          156,978   9,013,677        0.1%
    NACCO Industries, Inc. Class A                             13,182     784,593        0.0%
*   Nathan's Famous, Inc.                                       8,385     373,216        0.0%
    National CineMedia, Inc.                                  109,899   1,560,566        0.0%
*   Nautilus, Inc.                                            127,899   2,256,138        0.0%
#*  Netflix, Inc.                                              54,587   4,914,468        0.0%
#*  Nevada Gold & Casinos, Inc.                                 1,100       2,255        0.0%
    New Media Investment Group, Inc.                            3,425      54,971        0.0%
*   New York & Co., Inc.                                      111,142     413,448        0.0%
#   New York Times Co. (The) Class A                          313,568   4,019,942        0.0%
    Newell Brands, Inc.                                       202,181   9,207,323        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
    News Corp. Class A                                          344,974 $ 4,284,577        0.0%
#   News Corp. Class B                                          159,390   2,065,694        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                     58,521   3,003,883        0.0%
    NIKE, Inc. Class B                                          244,528  14,412,480        0.1%
*   Nobility Homes, Inc.                                          2,557      36,437        0.0%
#   Nordstrom, Inc.                                             126,183   6,451,737        0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                        247,620  12,106,142        0.1%
    Nutrisystem, Inc.                                            66,449   1,463,207        0.0%
*   NVR, Inc.                                                     6,080  10,100,643        0.1%
*   O'Reilly Automotive, Inc.                                    50,292  13,210,703        0.1%
*   Office Depot, Inc.                                        1,179,442   6,935,119        0.1%
#   Omnicom Group, Inc.                                         127,104  10,545,819        0.1%
#   Outerwall, Inc.                                              48,358   1,997,669        0.0%
#*  Overstock.com, Inc.                                          22,248     324,598        0.0%
    Oxford Industries, Inc.                                      54,040   3,589,337        0.0%
    P&F Industries, Inc. Class A                                  2,869      27,055        0.0%
#*  Panera Bread Co. Class A                                     52,829  11,331,292        0.1%
#   Papa John's International, Inc.                              72,472   4,101,190        0.0%
#*  Papa Murphy's Holdings, Inc.                                  2,107      26,464        0.0%
#*  Penn National Gaming, Inc.                                  100,413   1,619,662        0.0%
#   Penske Automotive Group, Inc.                               245,745   9,616,002        0.1%
*   Perfumania Holdings, Inc.                                     6,982      19,550        0.0%
*   Perry Ellis International, Inc.                              25,247     480,955        0.0%
#   PetMed Express, Inc.                                         32,127     587,924        0.0%
#   Pier 1 Imports, Inc.                                        172,358   1,187,547        0.0%
*   Pinnacle Entertainment, Inc.                                 85,467     943,556        0.0%
#   Polaris Industries, Inc.                                     30,288   2,964,589        0.0%
#   Pool Corp.                                                   68,372   5,976,397        0.0%
*   Popeyes Louisiana Kitchen, Inc.                              42,369   2,277,757        0.0%
*   Potbelly Corp.                                                2,343      33,388        0.0%
*   Priceline Group, Inc. (The)                                  13,769  18,500,855        0.1%
    PulteGroup, Inc.                                            481,307   8,851,236        0.1%
    PVH Corp.                                                    72,041   6,887,120        0.1%
*   QEP Co., Inc.                                                   670      10,904        0.0%
#*  Radio One, Inc. Class D                                      33,982      75,100        0.0%
#   Ralph Lauren Corp.                                           67,278   6,270,982        0.1%
    RCI Hospitality Holdings, Inc.                               15,909     163,067        0.0%
*   Reading International, Inc. Class A                          19,874     257,766        0.0%
*   Reading International, Inc. Class B                             300       5,879        0.0%
*   Red Lion Hotels Corp.                                        26,248     207,359        0.0%
#*  Red Robin Gourmet Burgers, Inc.                              46,476   3,014,433        0.0%
#   Regal Entertainment Group Class A                           169,349   3,530,927        0.0%
*   Regis Corp.                                                  95,455   1,304,870        0.0%
#   Rent-A-Center, Inc.                                         103,534   1,521,950        0.0%
#*  Restoration Hardware Holdings, Inc.                          79,179   3,426,075        0.0%
    Rocky Brands, Inc.                                           11,845     142,732        0.0%
    Ross Stores, Inc.                                           186,980  10,616,724        0.1%
#   Royal Caribbean Cruises, Ltd.                               234,684  18,164,542        0.1%
*   Ruby Tuesday, Inc.                                          132,636     583,598        0.0%
    Ruth's Hospitality Group, Inc.                              126,908   2,015,299        0.0%
#   Saga Communications, Inc. Class A                             5,094     214,203        0.0%
    Salem Media Group, Inc.                                      21,782     169,246        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Sally Beauty Holdings, Inc.                               172,431 $ 5,414,333        0.0%
#   Scholastic Corp.                                           43,619   1,586,859        0.0%
#*  Scientific Games Corp. Class A                             25,029     248,288        0.0%
#   Scripps Networks Interactive, Inc. Class A                 44,366   2,766,220        0.0%
#   SeaWorld Entertainment, Inc.                              309,408   6,166,501        0.1%
#*  Select Comfort Corp.                                      169,483   4,182,840        0.0%
*   Sequential Brands Group, Inc.                               4,342      24,098        0.0%
#   Service Corp. International                               586,643  15,645,769        0.1%
*   ServiceMaster Global Holdings, Inc.                       223,558   8,566,743        0.1%
*   Shiloh Industries, Inc.                                    30,924     199,460        0.0%
    Shoe Carnival, Inc.                                        38,670     991,112        0.0%
*   Shutterfly, Inc.                                           79,717   3,665,388        0.0%
#   Signet Jewelers, Ltd.                                     107,218  11,639,586        0.1%
#   Sinclair Broadcast Group, Inc. Class A                    201,295   6,455,531        0.1%
#*  Sirius XM Holdings, Inc.                                  520,537   2,056,121        0.0%
#   Six Flags Entertainment Corp.                             147,364   8,849,208        0.1%
*   Sizmek, Inc.                                               46,642     123,601        0.0%
*   Skechers U.S.A., Inc. Class A                             269,138   8,895,011        0.1%
*   Skullcandy, Inc.                                           32,538     110,955        0.0%
#*  Skyline Corp.                                              10,884      98,500        0.0%
#*  Smith & Wesson Holding Corp.                              188,702   4,119,365        0.0%
#   Sonic Automotive, Inc. Class A                            114,269   2,143,686        0.0%
    Sonic Corp.                                                97,205   3,340,936        0.0%
#   Sotheby's                                                 148,888   4,055,709        0.0%
*   Spanish Broadcasting System, Inc. Class A                   2,346       8,657        0.0%
#   Spartan Motors, Inc.                                       47,982     233,193        0.0%
    Speedway Motorsports, Inc.                                 68,022   1,191,745        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       19,623     223,310        0.0%
#   Stage Stores, Inc.                                         88,805     653,605        0.0%
    Standard Motor Products, Inc.                              60,155   2,136,104        0.0%
*   Stanley Furniture Co., Inc.                                15,342      39,276        0.0%
    Staples, Inc.                                             496,764   5,066,993        0.0%
    Starbucks Corp.                                           321,182  18,060,064        0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  62,072   5,082,455        0.0%
*   Starz Class A                                             152,168   4,140,491        0.0%
*   Starz Class B                                               5,024     126,454        0.0%
#   Stein Mart, Inc.                                          137,185     993,219        0.0%
*   Steven Madden, Ltd.                                       173,447   6,072,379        0.1%
*   Stoneridge, Inc.                                           80,814   1,152,408        0.0%
#   Strattec Security Corp.                                     5,021     265,611        0.0%
#*  Strayer Education, Inc.                                    48,580   2,411,511        0.0%
    Sturm Ruger & Co., Inc.                                    41,089   2,630,929        0.0%
    Superior Industries International, Inc.                    46,522   1,215,155        0.0%
    Superior Uniform Group, Inc.                               25,866     491,971        0.0%
*   Sypris Solutions, Inc.                                     26,299      29,981        0.0%
    Tailored Brands, Inc.                                      93,396   1,626,958        0.0%
*   Tandy Leather Factory, Inc.                                25,740     181,467        0.0%
    Target Corp.                                              395,060  31,407,270        0.2%
*   Taylor Morrison Home Corp. Class A                         62,111     894,398        0.0%
    TEGNA, Inc.                                               371,289   8,673,311        0.1%
#*  Tempur Sealy International, Inc.                           71,668   4,348,098        0.0%
*   Tenneco, Inc.                                             131,718   7,020,569        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*  Tesla Motors, Inc.                                         10,466 $ 2,519,794        0.0%
#   Texas Roadhouse, Inc.                                     173,373   7,059,749        0.1%
    Thor Industries, Inc.                                     131,361   8,409,731        0.1%
#   Tiffany & Co.                                             154,313  11,010,233        0.1%
#*  Tilly's, Inc. Class A                                      15,774      99,218        0.0%
    Time Warner Cable, Inc.                                   205,377  43,562,515        0.3%
    Time Warner, Inc.                                         819,384  61,568,514        0.4%
    Time, Inc.                                                130,716   1,921,525        0.0%
    TJX Cos., Inc. (The)                                      152,101  11,532,298        0.1%
*   Toll Brothers, Inc.                                       214,064   5,843,947        0.0%
*   TopBuild Corp.                                             23,157     722,962        0.0%
    Tower International, Inc.                                  66,621   1,528,952        0.0%
*   Town Sports International Holdings, Inc.                   30,008      99,927        0.0%
#   Tractor Supply Co.                                         95,125   9,004,532        0.1%
*   Trans World Entertainment Corp.                             1,798       6,976        0.0%
*   TRI Pointe Group, Inc.                                    197,377   2,289,573        0.0%
#*  TripAdvisor, Inc.                                          53,030   3,425,208        0.0%
#*  Tuesday Morning Corp.                                      75,510     655,427        0.0%
*   Tumi Holdings, Inc.                                       157,714   4,207,810        0.0%
#   Tupperware Brands Corp.                                    55,332   3,213,129        0.0%
    Twenty-First Century Fox, Inc. Class A                    504,052  15,252,614        0.1%
    Twenty-First Century Fox, Inc. Class B                    190,148   5,727,258        0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     39,676   8,263,717        0.1%
#*  Under Armour, Inc. Class A                                 47,020   2,066,059        0.0%
#*  Under Armour, Inc. Class C                                 47,020   1,918,416        0.0%
*   Unifi, Inc.                                                29,133     750,466        0.0%
*   Universal Electronics, Inc.                                32,327   2,146,836        0.0%
    Universal Technical Institute, Inc.                        35,790     141,371        0.0%
#*  Urban Outfitters, Inc.                                    311,391   9,441,375        0.1%
*   US Auto Parts Network, Inc.                                39,333     127,439        0.0%
    Vail Resorts, Inc.                                         85,483  11,082,016        0.1%
*   Vera Bradley, Inc.                                         15,511     272,063        0.0%
    VF Corp.                                                   98,656   6,220,261        0.1%
#   Viacom, Inc. Class A                                        5,880     258,308        0.0%
    Viacom, Inc. Class B                                      342,392  14,003,833        0.1%
*   Vista Outdoor, Inc.                                       142,087   6,817,334        0.1%
#   Visteon Corp.                                             115,375   9,191,926        0.1%
#*  Vitamin Shoppe, Inc.                                       68,730   1,881,140        0.0%
*   VOXX International Corp.                                   45,251     203,177        0.0%
*   Walking Co. Holdings, Inc. (The)                              329       1,596        0.0%
    Walt Disney Co. (The)                                     788,924  81,464,292        0.5%
#*  Wayfair, Inc. Class A                                       1,782      67,271        0.0%
*   WCI Communities, Inc.                                      11,593     185,256        0.0%
#*  Weight Watchers International, Inc.                        34,160     442,372        0.0%
    Wendy's Co. (The)                                         860,065   9,340,306        0.1%
#*  West Marine, Inc.                                          38,525     386,021        0.0%
#   Weyco Group, Inc.                                          12,731     356,977        0.0%
    Whirlpool Corp.                                           109,125  19,003,027        0.1%
#*  William Lyon Homes Class A                                 28,318     399,284        0.0%
#   Williams-Sonoma, Inc.                                      75,116   4,415,318        0.0%
#   Winmark Corp.                                               6,317     601,378        0.0%
#   Winnebago Industries, Inc.                                 95,335   2,063,049        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Discretionary -- (Continued)
    Wolverine World Wide, Inc.                                  232,475 $    4,405,401        0.0%
#   Wyndham Worldwide Corp.                                     161,517     11,459,631        0.1%
#   Wynn Resorts, Ltd.                                           19,658      1,735,801        0.0%
    Yum! Brands, Inc.                                            93,374      7,428,835        0.1%
*   Zagg, Inc.                                                   95,312        763,449        0.0%
#*  Zumiez, Inc.                                                 83,902      1,407,876        0.0%
                                                                        --------------       ----
Total Consumer Discretionary                                             2,344,840,008       14.9%
                                                                        --------------       ----
Consumer Staples -- (6.7%)
#   Alico, Inc.                                                  13,299        384,474        0.0%
*   Alliance One International, Inc.                             16,553        422,267        0.0%
    Altria Group, Inc.                                          431,680     27,070,653        0.2%
    Andersons, Inc. (The)                                        58,668      1,965,965        0.0%
    Archer-Daniels-Midland Co.                                  379,814     15,169,771        0.1%
#   Avon Products, Inc.                                         398,455      1,876,723        0.0%
#   B&G Foods, Inc.                                             185,091      7,627,600        0.1%
#*  Boston Beer Co., Inc. (The) Class A                          16,062      2,506,957        0.0%
#*  Bridgford Foods Corp.                                         7,329         89,707        0.0%
#   Brown-Forman Corp. Class A                                   19,344      2,006,166        0.0%
#   Brown-Forman Corp. Class B                                   31,515      3,035,525        0.0%
    Bunge, Ltd.                                                 155,827      9,739,188        0.1%
#   Cal-Maine Foods, Inc.                                       123,228      6,255,053        0.0%
    Calavo Growers, Inc.                                         39,512      2,258,901        0.0%
#   Campbell Soup Co.                                           147,291      9,089,328        0.1%
    Casey's General Stores, Inc.                                119,253     13,356,336        0.1%
*   CCA Industries, Inc.                                          5,962         19,853        0.0%
*   Central Garden & Pet Co.                                     26,310        428,064        0.0%
*   Central Garden & Pet Co. Class A                             82,377      1,341,921        0.0%
#*  Chefs' Warehouse, Inc. (The)                                 39,137        754,170        0.0%
#   Church & Dwight Co., Inc.                                    80,822      7,492,199        0.1%
#   Clorox Co. (The)                                             61,939      7,756,621        0.1%
#   Coca-Cola Bottling Co. Consolidated                          25,263      4,026,164        0.0%
    Coca-Cola Co. (The)                                       1,076,563     48,230,022        0.3%
    Coca-Cola Enterprises, Inc.                                 181,972      9,549,891        0.1%
*   Coffee Holding Co., Inc.                                      5,400         20,196        0.0%
#   Colgate-Palmolive Co.                                       191,018     13,546,997        0.1%
    ConAgra Foods, Inc.                                         251,783     11,219,451        0.1%
    Constellation Brands, Inc. Class A                           99,927     15,594,608        0.1%
    Constellation Brands, Inc. Class B                            5,100        800,700        0.0%
    Costco Wholesale Corp.                                      109,655     16,243,195        0.1%
#   Coty, Inc. Class A                                           48,823      1,484,219        0.0%
#*  Craft Brew Alliance, Inc.                                    28,044        238,935        0.0%
#*  Crimson Wine Group, Ltd.                                     24,913        211,758        0.0%
    CVS Health Corp.                                            926,557     93,118,979        0.6%
*   Darling Ingredients, Inc.                                   282,649      4,095,584        0.0%
#   Dean Foods Co.                                              275,061      4,739,301        0.0%
    Dr Pepper Snapple Group, Inc.                               124,541     11,322,022        0.1%
    Edgewell Personal Care Co.                                  127,298     10,447,347        0.1%
    Energizer Holdings, Inc.                                     59,290      2,578,522        0.0%
    Estee Lauder Cos., Inc. (The) Class A                        44,234      4,240,714        0.0%
*   Farmer Brothers Co.                                          37,750      1,140,428        0.0%
#   Flowers Foods, Inc.                                         367,677      7,044,691        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.                               129,685 $  5,610,173        0.0%
    General Mills, Inc.                                         169,174   10,377,133        0.1%
    Golden Enterprises, Inc.                                      9,888       56,658        0.0%
#*  Hain Celestial Group, Inc. (The)                            158,468    6,633,471        0.1%
#*  Herbalife, Ltd.                                              93,162    5,398,738        0.0%
#   Hershey Co. (The)                                            23,910    2,226,260        0.0%
#   Hormel Foods Corp.                                          401,614   15,482,220        0.1%
*   HRG Group, Inc.                                             182,472    2,627,597        0.0%
    Ingles Markets, Inc. Class A                                 37,745    1,361,462        0.0%
    Ingredion, Inc.                                             161,694   18,609,362        0.1%
    Inter Parfums, Inc.                                          55,272    1,692,429        0.0%
#*  Inventure Foods, Inc.                                        11,729       83,980        0.0%
    J&J Snack Foods Corp.                                        50,881    5,145,596        0.0%
    JM Smucker Co. (The)                                        125,315   15,912,499        0.1%
    John B. Sanfilippo & Son, Inc.                                9,776      540,906        0.0%
    Kellogg Co.                                                  72,936    5,602,214        0.0%
    Kimberly-Clark Corp.                                         75,775    9,486,272        0.1%
    Kraft Heinz Co. (The)                                       231,674   18,086,789        0.1%
    Kroger Co. (The)                                            431,688   15,277,438        0.1%
    Lancaster Colony Corp.                                       54,195    6,313,718        0.0%
*   Landec Corp.                                                 61,901      696,386        0.0%
*   Lifeway Foods, Inc.                                           8,037       77,959        0.0%
#   Limoneira Co.                                                 2,051       36,692        0.0%
*   Mannatech, Inc.                                               2,600       54,184        0.0%
#   McCormick & Co., Inc. Non-voting                             51,335    4,814,196        0.0%
#   McCormick & Co., Inc. Voting                                  3,330      312,171        0.0%
    Mead Johnson Nutrition Co.                                  100,437    8,753,085        0.1%
    Medifast, Inc.                                               51,021    1,608,692        0.0%
#   MGP Ingredients, Inc.                                        45,089    1,191,251        0.0%
    Molson Coors Brewing Co. Class A                              1,020       95,355        0.0%
#   Molson Coors Brewing Co. Class B                            129,202   12,355,587        0.1%
    Mondelez International, Inc. Class A                      1,251,565   53,767,232        0.3%
*   Monster Beverage Corp.                                       75,901   10,946,442        0.1%
*   National Beverage Corp.                                      61,191    2,860,067        0.0%
*   Natural Alternatives International, Inc.                      7,028       73,864        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                     12,339      164,849        0.0%
#   Natural Health Trends Corp.                                  13,644      493,776        0.0%
    Nature's Sunshine Products, Inc.                                400        3,832        0.0%
#   Nu Skin Enterprises, Inc. Class A                           118,540    4,832,876        0.0%
*   Nutraceutical International Corp.                            15,620      368,476        0.0%
    Ocean Bio-Chem, Inc.                                          3,100        7,285        0.0%
    Oil-Dri Corp. of America                                     10,862      362,356        0.0%
*   Omega Protein Corp.                                          52,838      982,258        0.0%
#   Orchids Paper Products Co.                                   12,261      376,045        0.0%
    PepsiCo, Inc.                                               441,915   45,499,568        0.3%
    Philip Morris International, Inc.                           327,991   32,182,477        0.2%
#*  Pilgrim's Pride Corp.                                       213,853    5,754,784        0.0%
    Pinnacle Foods, Inc.                                        285,730   12,169,241        0.1%
*   Post Holdings, Inc.                                         147,180   10,573,411        0.1%
#   PriceSmart, Inc.                                             52,211    4,518,340        0.0%
*   Primo Water Corp.                                             5,307       58,377        0.0%
    Procter & Gamble Co. (The)                                1,622,423  129,988,531        0.8%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Staples -- (Continued)
#*  Revlon, Inc. Class A                                         65,000 $    2,367,950        0.0%
    Reynolds American, Inc.                                     502,900     24,943,840        0.2%
*   Rite Aid Corp.                                              664,334      5,347,889        0.0%
    Rocky Mountain Chocolate Factory, Inc.                       10,758        108,548        0.0%
    Sanderson Farms, Inc.                                        87,476      8,025,048        0.1%
#*  Seaboard Corp.                                                1,240      3,723,720        0.0%
*   Seneca Foods Corp. Class A                                   13,971        455,315        0.0%
*   Seneca Foods Corp. Class B                                    1,999         66,027        0.0%
*   Smart & Final Stores, Inc.                                    5,745         91,460        0.0%
    Snyder's-Lance, Inc.                                        221,701      7,087,781        0.1%
    SpartanNash Co.                                              75,787      2,099,300        0.0%
#   Spectrum Brands Holdings, Inc.                              119,957     13,627,115        0.1%
#*  Sprouts Farmers Market, Inc.                                180,500      5,066,635        0.0%
#*  SUPERVALU, Inc.                                             500,340      2,516,710        0.0%
    Sysco Corp.                                                 137,385      6,329,327        0.0%
*   Tofutti Brands, Inc.                                          1,645          4,524        0.0%
#   Tootsie Roll Industries, Inc.                                65,591      2,337,663        0.0%
#*  TreeHouse Foods, Inc.                                       113,526     10,035,698        0.1%
    Tyson Foods, Inc. Class A                                   384,652     25,317,795        0.2%
#*  United Natural Foods, Inc.                                   92,567      3,301,865        0.0%
    United-Guardian, Inc.                                         4,655         83,790        0.0%
#   Universal Corp.                                              35,612      1,942,635        0.0%
#*  USANA Health Sciences, Inc.                                  22,158      2,624,394        0.0%
#   Vector Group, Ltd.                                          162,929      3,519,266        0.0%
    Village Super Market, Inc. Class A                           12,227        298,339        0.0%
    Wal-Mart Stores, Inc.                                     1,521,016    101,710,340        0.7%
    Walgreens Boots Alliance, Inc.                              544,530     43,170,338        0.3%
    WD-40 Co.                                                    27,552      2,818,570        0.0%
    Weis Markets, Inc.                                           43,942      2,000,240        0.0%
#*  WhiteWave Foods Co. (The)                                   125,424      5,043,299        0.0%
#   Whole Foods Market, Inc.                                    387,019     11,254,513        0.1%
                                                                        --------------        ---
Total Consumer Staples                                                   1,170,365,660        7.4%
                                                                        --------------        ---
Energy -- (7.3%)
#*  Abraxas Petroleum Corp.                                      78,548        119,393        0.0%
    Adams Resources & Energy, Inc.                                7,057        284,044        0.0%
#   Alon USA Energy, Inc.                                       183,079      1,922,329        0.0%
    Anadarko Petroleum Corp.                                    258,184     13,621,788        0.1%
*   Antero Resources Corp.                                      108,546      3,071,852        0.0%
#   Apache Corp.                                                279,115     15,183,856        0.1%
    Archrock, Inc.                                              108,389      1,067,632        0.0%
#   Atwood Oceanics, Inc.                                       190,924      1,844,326        0.0%
    Baker Hughes, Inc.                                          223,782     10,822,098        0.1%
*   Barnwell Industries, Inc.                                    10,714         18,214        0.0%
#*  Basic Energy Services, Inc.                                 122,243        391,178        0.0%
#*  Bill Barrett Corp.                                           91,309        726,820        0.0%
#*  Bonanza Creek Energy, Inc.                                  134,250        520,890        0.0%
#   Bristow Group, Inc.                                          59,800      1,370,616        0.0%
#*  C&J Energy Services, Ltd.                                   110,752        160,590        0.0%
    Cabot Oil & Gas Corp.                                       331,806      7,764,260        0.1%
    California Resources Corp.                                  504,771      1,110,496        0.0%
*   Callon Petroleum Co.                                        222,949      2,343,194        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Energy -- (Continued)
#   CARBO Ceramics, Inc.                                         30,729 $    456,326        0.0%
#*  Carrizo Oil & Gas, Inc.                                     132,294    4,679,239        0.0%
    Cheniere Energy Partners L.P. Holdings LLC                    6,559      127,769        0.0%
#*  Cheniere Energy, Inc.                                       109,205    4,245,890        0.0%
#   Chesapeake Energy Corp.                                     497,379    3,416,994        0.0%
    Chevron Corp.                                               886,815   90,614,757        0.6%
    Cimarex Energy Co.                                          124,185   13,521,263        0.1%
#*  Clayton Williams Energy, Inc.                                33,345      604,545        0.0%
#*  Clean Energy Fuels Corp.                                    131,913      377,271        0.0%
#*  Cloud Peak Energy, Inc.                                     125,690      277,775        0.0%
#*  Cobalt International Energy, Inc.                           651,818    2,105,372        0.0%
    Columbia Pipeline Group, Inc.                               121,201    3,105,170        0.0%
*   Concho Resources, Inc.                                       98,672   11,462,726        0.1%
    ConocoPhillips                                              698,429   33,377,922        0.2%
#   CONSOL Energy, Inc.                                         172,920    2,602,446        0.0%
*   Contango Oil & Gas Co.                                       32,995      415,077        0.0%
#*  Continental Resources, Inc.                                 199,438    7,431,060        0.1%
#   Core Laboratories NV                                         52,492    7,016,081        0.1%
#   CVR Energy, Inc.                                             93,994    2,282,174        0.0%
*   Dawson Geophysical Co.                                       34,111      175,331        0.0%
    Delek US Holdings, Inc.                                     168,449    2,676,655        0.0%
#   Denbury Resources, Inc.                                     499,103    1,926,538        0.0%
    Devon Energy Corp.                                          210,614    7,304,094        0.1%
    DHT Holdings, Inc.                                          176,403    1,012,553        0.0%
#   Diamond Offshore Drilling, Inc.                             311,649    7,560,605        0.1%
#*  Diamondback Energy, Inc.                                    153,213   13,265,182        0.1%
#*  Dorian LPG, Ltd.                                              4,305       43,739        0.0%
#*  Dril-Quip, Inc.                                              86,165    5,585,215        0.0%
    Energen Corp.                                                79,495    3,377,743        0.0%
*   ENGlobal Corp.                                               27,850       38,712        0.0%
#   EnLink Midstream LLC                                        107,439    1,539,601        0.0%
    EOG Resources, Inc.                                         483,369   39,935,947        0.3%
*   EP Energy Corp. Class A                                      75,026      368,378        0.0%
    EQT Corp.                                                    57,423    4,025,352        0.0%
*   Era Group, Inc.                                              46,904      446,995        0.0%
    Evolution Petroleum Corp.                                    23,938      132,617        0.0%
*   Exterran Corp.                                               54,194      829,168        0.0%
    Exxon Mobil Corp.                                         3,452,202  305,174,657        1.9%
*   FMC Technologies, Inc.                                      344,171   10,493,774        0.1%
#*  Forum Energy Technologies, Inc.                              51,122      855,782        0.0%
    Frank's International NV                                     35,119      584,731        0.0%
#   GasLog, Ltd.                                                 71,226      912,405        0.0%
#*  Gastar Exploration, Inc.                                    174,422      347,100        0.0%
#*  Geospace Technologies Corp.                                  18,034      295,036        0.0%
    Green Plains, Inc.                                           69,330    1,254,873        0.0%
    Gulf Island Fabrication, Inc.                                22,399      168,216        0.0%
#*  Gulfmark Offshore, Inc. Class A                              47,667      323,182        0.0%
*   Gulfport Energy Corp.                                       219,914    6,883,308        0.1%
    Halliburton Co.                                             630,507   26,046,244        0.2%
#*  Harvest Natural Resources, Inc.                              33,328       18,997        0.0%
*   Helix Energy Solutions Group, Inc.                          268,292    2,315,360        0.0%
#   Helmerich & Payne, Inc.                                     222,073   14,683,467        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Energy -- (Continued)
    Hess Corp.                                                  283,559 $16,905,788        0.1%
*   HKN, Inc.                                                       278       5,129        0.0%
    HollyFrontier Corp.                                         249,119   8,868,636        0.1%
#*  Hornbeck Offshore Services, Inc.                             67,568     793,248        0.0%
#*  ION Geophysical Corp.                                        18,303     167,655        0.0%
#*  Jones Energy, Inc. Class A                                    1,842       8,842        0.0%
#*  Key Energy Services, Inc.                                   362,918     191,947        0.0%
    Kinder Morgan, Inc.                                       1,005,379  17,855,531        0.1%
#*  Kosmos Energy, Ltd.                                         409,795   2,655,472        0.0%
#*  Laredo Petroleum, Inc.                                      185,824   2,263,336        0.0%
    Marathon Oil Corp.                                          707,667   9,971,028        0.1%
    Marathon Petroleum Corp.                                    599,359  23,422,950        0.2%
#*  Matador Resources Co.                                       205,545   4,429,495        0.0%
*   Matrix Service Co.                                           73,231   1,379,672        0.0%
*   McDermott International, Inc.                               345,195   1,567,185        0.0%
*   Memorial Resource Development Corp.                         396,681   5,188,587        0.0%
#*  Mitcham Industries, Inc.                                     45,830     170,488        0.0%
#   Murphy Oil Corp.                                            169,636   6,062,791        0.0%
    Nabors Industries, Ltd.                                     743,918   7,290,396        0.1%
#   National Oilwell Varco, Inc.                                255,524   9,209,085        0.1%
*   Natural Gas Services Group, Inc.                             23,876     548,909        0.0%
*   Newfield Exploration Co.                                    267,960   9,713,550        0.1%
*   Newpark Resources, Inc.                                     173,715     811,249        0.0%
#   Noble Corp. P.L.C.                                          588,401   6,607,743        0.0%
    Noble Energy, Inc.                                          465,284  16,801,405        0.1%
#*  Nordic American Offshore, Ltd.                                   78         444        0.0%
#   Nordic American Tankers, Ltd.                                 9,013     138,890        0.0%
*   Northern Oil and Gas, Inc.                                  123,983     676,947        0.0%
*   Oasis Petroleum, Inc.                                       203,614   1,973,020        0.0%
    Occidental Petroleum Corp.                                  304,082  23,307,885        0.2%
#   Oceaneering International, Inc.                             157,980   5,789,967        0.0%
*   Oil States International, Inc.                              148,975   5,160,494        0.0%
#   ONEOK, Inc.                                                 195,544   7,068,916        0.1%
#   Overseas Shipholding Group, Inc. Class A                      4,384       8,900        0.0%
#   Overseas Shipholding Group, Inc. Class B                     43,852      97,351        0.0%
#   Panhandle Oil and Gas, Inc. Class A                          39,506     746,268        0.0%
#*  Par Pacific Holdings, Inc.                                    8,298     158,575        0.0%
*   Parker Drilling Co.                                         252,886     773,831        0.0%
*   Parsley Energy, Inc. Class A                                203,247   4,760,045        0.0%
#   Patterson-UTI Energy, Inc.                                  406,334   8,025,096        0.1%
    PBF Energy, Inc. Class A                                    274,067   8,819,476        0.1%
#*  PDC Energy, Inc.                                            121,118   7,604,999        0.1%
*   PetroQuest Energy, Inc.                                     225,018     178,012        0.0%
*   PHI, Inc. Non-voting                                         20,171     452,234        0.0%
*   PHI, Inc. Voting                                              2,686      56,191        0.0%
    Phillips 66                                                 441,563  36,256,738        0.2%
*   Pioneer Energy Services Corp.                               103,030     320,423        0.0%
    Pioneer Natural Resources Co.                                96,217  15,981,644        0.1%
    QEP Resources, Inc.                                         356,680   6,395,272        0.0%
#   Range Resources Corp.                                       183,607   8,098,905        0.1%
#*  Renewable Energy Group, Inc.                                106,033   1,030,641        0.0%
*   REX American Resources Corp.                                 14,981     814,517        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Energy -- (Continued)
*   Rice Energy, Inc.                                            98,258 $    1,700,846        0.0%
#*  RigNet, Inc.                                                 22,097        377,859        0.0%
#   Rowan Cos. P.L.C. Class A                                   306,094      5,757,628        0.0%
#   RPC, Inc.                                                   412,117      6,231,209        0.0%
#*  RSP Permian, Inc.                                           159,168      4,872,132        0.0%
    Schlumberger, Ltd.                                        1,176,167     94,493,257        0.6%
    Scorpio Tankers, Inc.                                       488,292      3,056,708        0.0%
#*  SEACOR Holdings, Inc.                                        46,289      2,720,405        0.0%
    SemGroup Corp. Class A                                       93,855      2,877,594        0.0%
#   Ship Finance International, Ltd.                            143,470      2,176,440        0.0%
#   SM Energy Co.                                               197,002      6,138,582        0.0%
#*  Southwestern Energy Co.                                     418,997      5,627,130        0.0%
    Spectra Energy Corp.                                        133,571      4,176,765        0.0%
*   Steel Excel, Inc.                                            15,552        147,744        0.0%
#*  Stone Energy Corp.                                          114,356        112,080        0.0%
    Superior Energy Services, Inc.                              418,778      7,060,597        0.1%
#*  Synergy Resources Corp.                                     266,466      1,923,885        0.0%
    Targa Resources Corp.                                       105,836      4,282,125        0.0%
#   Teekay Corp.                                                155,434      1,740,861        0.0%
#   Teekay Tankers, Ltd. Class A                                106,000        417,640        0.0%
    Tesco Corp.                                                  86,894        822,017        0.0%
    Tesoro Corp.                                                240,439     19,160,584        0.1%
*   TETRA Technologies, Inc.                                    247,830      1,784,376        0.0%
#   Tidewater, Inc.                                             100,569        880,984        0.0%
    Transocean, Ltd.                                            790,342      8,756,989        0.1%
#*  Triangle Petroleum Corp.                                    177,056         79,480        0.0%
#*  Ultra Petroleum Corp.                                        96,263         30,053        0.0%
*   Unit Corp.                                                   91,889      1,163,315        0.0%
#   US Silica Holdings, Inc.                                     63,802      1,630,141        0.0%
#*  Vaalco Energy, Inc.                                         147,005        180,816        0.0%
    Valero Energy Corp.                                         483,794     28,480,953        0.2%
#*  W&T Offshore, Inc.                                          145,569        350,821        0.0%
#*  Weatherford International P.L.C.                          1,036,476      8,426,550        0.1%
    Western Refining, Inc.                                      339,181      9,076,484        0.1%
#*  Westmoreland Coal Co.                                         7,733         55,136        0.0%
#*  Whiting Petroleum Corp.                                     217,957      2,615,484        0.0%
*   Willbros Group, Inc.                                         97,252        311,206        0.0%
    Williams Cos., Inc. (The)                                   268,370      5,203,694        0.0%
    World Fuel Services Corp.                                   154,326      7,211,654        0.1%
#*  WPX Energy, Inc.                                            441,496      4,264,851        0.0%
                                                                        --------------        ---
Total Energy                                                             1,265,027,863        8.0%
                                                                        --------------        ---
Financials -- (14.9%)
*   1st Constitution Bancorp                                      5,728         71,829        0.0%
    1st Source Corp.                                             58,098      2,000,895        0.0%
    Access National Corp.                                        12,232        240,481        0.0%
*   Affiliated Managers Group, Inc.                              74,275     12,650,518        0.1%
    Aflac, Inc.                                                 311,940     21,514,502        0.1%
    Alexander & Baldwin, Inc.                                   152,377      5,826,896        0.0%
*   Alleghany Corp.                                              16,216      8,453,076        0.1%
    Allied World Assurance Co. Holdings AG                      200,289      7,126,283        0.1%
    Allstate Corp. (The)                                        250,524     16,296,586        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   Ally Financial, Inc.                                        590,681 $10,520,029        0.1%
#*  Altisource Asset Management Corp.                             1,977      33,115        0.0%
#*  Altisource Portfolio Solutions SA                            27,076     847,208        0.0%
*   Ambac Financial Group, Inc.                                  63,781   1,035,166        0.0%
#   American Equity Investment Life Holding Co.                 249,618   3,494,652        0.0%
    American Express Co.                                        820,191  53,665,097        0.3%
    American Financial Group, Inc.                              167,502  11,576,063        0.1%
*   American Independence Corp.                                   1,038      22,639        0.0%
    American International Group, Inc.                          609,355  34,014,196        0.2%
    American National Bankshares, Inc.                            8,616     230,306        0.0%
    American National Insurance Co.                              42,127   4,891,787        0.0%
*   American River Bankshares                                     7,316      74,038        0.0%
    Ameriprise Financial, Inc.                                  164,472  15,772,865        0.1%
    Ameris Bancorp                                               83,718   2,628,745        0.0%
    AMERISAFE, Inc.                                              54,397   2,930,910        0.0%
    AmeriServ Financial, Inc.                                    18,864      58,101        0.0%
#   AmTrust Financial Services, Inc.                            462,839  11,501,549        0.1%
    Aon P.L.C.                                                   92,854   9,760,812        0.1%
*   Arch Capital Group, Ltd.                                    129,463   9,125,847        0.1%
    Argo Group International Holdings, Ltd.                      54,121   2,975,031        0.0%
#   Arrow Financial Corp.                                        23,772     669,420        0.0%
    Arthur J Gallagher & Co.                                    139,583   6,426,401        0.0%
#   Artisan Partners Asset Management, Inc. Class A              42,610   1,376,729        0.0%
    Aspen Insurance Holdings, Ltd.                              169,749   7,867,866        0.1%
    Associated Banc-Corp                                        349,967   6,383,398        0.0%
*   Associated Capital Group, Inc. Class A                        9,012     274,596        0.0%
    Assurant, Inc.                                              126,655  10,711,213        0.1%
    Assured Guaranty, Ltd.                                      397,783  10,290,646        0.1%
*   Asta Funding, Inc.                                           19,482     195,015        0.0%
    Astoria Financial Corp.                                     308,784   4,644,111        0.0%
    Atlantic American Corp.                                      11,687      47,800        0.0%
*   Atlantic Coast Financial Corp.                                1,723      11,062        0.0%
#*  Atlanticus Holdings Corp.                                    36,049     108,868        0.0%
*   Atlas Financial Holdings, Inc.                                3,215      56,488        0.0%
    Auburn National Bancorporation, Inc.                          1,955      53,763        0.0%
#*  AV Homes, Inc.                                               16,627     191,211        0.0%
    Axis Capital Holdings, Ltd.                                 154,804   8,246,409        0.1%
    Baldwin & Lyons, Inc. Class A                                 2,126      50,067        0.0%
#   Baldwin & Lyons, Inc. Class B                                17,951     438,722        0.0%
    Banc of California, Inc.                                     37,895     771,163        0.0%
    BancFirst Corp.                                              31,036   1,935,715        0.0%
    Bancorp of New Jersey, Inc.                                     200       2,350        0.0%
*   Bancorp, Inc. (The)                                          78,096     442,804        0.0%
#   BancorpSouth, Inc.                                          305,491   7,175,984        0.1%
    Bank Mutual Corp.                                            95,518     771,785        0.0%
    Bank of America Corp.                                     4,318,089  62,871,376        0.4%
    Bank of Commerce Holdings                                     8,161      51,251        0.0%
#   Bank of Hawaii Corp.                                        103,139   7,055,739        0.1%
    Bank of New York Mellon Corp. (The)                         617,400  24,844,176        0.2%
#   Bank of the Ozarks, Inc.                                    191,948   7,927,452        0.1%
    BankFinancial Corp.                                          48,482     599,238        0.0%
    BankUnited, Inc.                                            227,659   7,854,236        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Banner Corp.                                                 81,927 $ 3,504,837        0.0%
    Bar Harbor Bankshares                                         7,620     264,414        0.0%
    BB&T Corp.                                                  461,725  16,335,830        0.1%
    BBCN Bancorp, Inc.                                          261,734   4,088,285        0.0%
*   BBX Capital Corp. Class A                                       816      12,583        0.0%
    BCB Bancorp, Inc.                                             9,933     100,522        0.0%
    Bear State Financial, Inc.                                    6,577      64,718        0.0%
*   Beneficial Bancorp, Inc.                                    186,137   2,585,443        0.0%
    Berkshire Bancorp, Inc.                                       3,850      29,857        0.0%
*   Berkshire Hathaway, Inc. Class B                            385,401  56,068,137        0.4%
    Berkshire Hills Bancorp, Inc.                                77,138   2,093,525        0.0%
    BGC Partners, Inc. Class A                                  525,463   4,771,204        0.0%
    BlackRock, Inc.                                              59,433  21,177,761        0.1%
    Blue Hills Bancorp, Inc.                                      1,760      25,661        0.0%
    BNC Bancorp                                                  15,245     340,878        0.0%
#*  BofI Holding, Inc.                                          146,464   2,983,472        0.0%
#   BOK Financial Corp.                                         106,332   6,399,060        0.0%
    Boston Private Financial Holdings, Inc.                     286,234   3,497,779        0.0%
#   Bridge Bancorp, Inc.                                          6,374     194,025        0.0%
    Brookline Bancorp, Inc.                                     225,848   2,570,150        0.0%
#   Brown & Brown, Inc.                                         355,999  12,499,125        0.1%
    Bryn Mawr Bank Corp.                                         35,175     999,674        0.0%
    C&F Financial Corp.                                           2,201      85,817        0.0%
    Calamos Asset Management, Inc. Class A                       35,476     292,322        0.0%
    California First National Bancorp                             8,102     119,667        0.0%
    Camden National Corp.                                        16,785     730,315        0.0%
    Cape Bancorp, Inc.                                            8,131     118,631        0.0%
#   Capital Bank Financial Corp. Class A                         47,940   1,449,226        0.0%
    Capital City Bank Group, Inc.                                23,859     353,590        0.0%
    Capital One Financial Corp.                                 316,876  22,938,654        0.2%
*   Capital Properties, Inc. Class A                              1,400      14,154        0.0%
    Capitol Federal Financial, Inc.                             471,813   6,270,395        0.0%
    Cardinal Financial Corp.                                     98,667   2,183,501        0.0%
*   Carolina Bank Holdings, Inc.                                  1,200      18,036        0.0%
*   Cascade Bancorp                                              37,490     226,815        0.0%
    Cash America International, Inc.                             87,083   3,218,588        0.0%
    Cathay General Bancorp                                      222,958   6,804,678        0.0%
#   CBOE Holdings, Inc.                                          87,609   5,428,254        0.0%
*   CBRE Group, Inc. Class A                                    361,571  10,713,349        0.1%
    CenterState Banks, Inc.                                      94,671   1,542,191        0.0%
    Central Pacific Financial Corp.                              50,748   1,184,458        0.0%
    Century Bancorp, Inc. Class A                                 3,952     167,960        0.0%
    Charles Schwab Corp. (The)                                  319,340   9,072,449        0.1%
    Charter Financial Corp.                                       4,056      50,822        0.0%
    Chemical Financial Corp.                                     93,141   3,582,203        0.0%
    Chicopee Bancorp, Inc.                                        7,105     129,169        0.0%
    Chubb, Ltd.                                                 228,621  26,945,271        0.2%
#   Cincinnati Financial Corp.                                  149,459   9,865,789        0.1%
    CIT Group, Inc.                                             184,507   6,378,407        0.0%
    Citigroup, Inc.                                           1,299,154  60,124,847        0.4%
    Citizens Community Bancorp, Inc.                              5,940      54,470        0.0%
    Citizens Financial Group, Inc.                              158,565   3,623,210        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Citizens Holding Co.                                        2,412 $    53,353        0.0%
#*  Citizens, Inc.                                             80,221     653,801        0.0%
#   City Holding Co.                                           30,089   1,477,972        0.0%
    CKX Lands, Inc.                                             2,161      25,186        0.0%
#   Clifton Bancorp, Inc.                                      55,338     823,429        0.0%
    CME Group, Inc.                                           144,165  13,250,205        0.1%
    CNA Financial Corp.                                       156,069   4,931,780        0.0%
#   CNB Financial Corp.                                        13,395     239,637        0.0%
    CNO Financial Group, Inc.                                 360,876   6,629,292        0.0%
    CoBiz Financial, Inc.                                      86,878   1,052,093        0.0%
    Codorus Valley Bancorp, Inc.                                3,449      72,222        0.0%
#   Cohen & Steers, Inc.                                       35,481   1,393,339        0.0%
*   Colony Bankcorp, Inc.                                       3,512      34,031        0.0%
    Columbia Banking System, Inc.                             176,702   5,210,942        0.0%
    Comerica, Inc.                                            168,245   7,470,078        0.1%
#   Commerce Bancshares, Inc.                                 233,476  10,931,346        0.1%
    Commercial National Financial Corp.                         2,306      48,426        0.0%
#   Community Bank System, Inc.                               111,659   4,418,347        0.0%
*   Community Bankers Trust Corp.                               4,068      20,543        0.0%
    Community Trust Bancorp, Inc.                              40,053   1,436,701        0.0%
    Community West Bancshares                                   3,113      22,600        0.0%
*   CommunityOne Bancorp                                          122       1,610        0.0%
    ConnectOne Bancorp, Inc.                                   30,321     521,824        0.0%
#   Consolidated-Tomoka Land Co.                               12,263     604,566        0.0%
*   Consumer Portfolio Services, Inc.                          84,206     332,614        0.0%
#*  Cowen Group, Inc. Class A                                 192,855     672,100        0.0%
#   Crawford & Co. Class A                                     36,655     229,094        0.0%
#   Crawford & Co. Class B                                     39,704     267,605        0.0%
#*  Credit Acceptance Corp.                                    50,759   9,962,469        0.1%
#   Cullen/Frost Bankers, Inc.                                127,862   8,181,889        0.1%
*   Customers Bancorp, Inc.                                    56,357   1,464,155        0.0%
#   CVB Financial Corp.                                       311,791   5,356,569        0.0%
    Diamond Hill Investment Group, Inc.                         5,157     903,816        0.0%
    Dime Community Bancshares, Inc.                           122,499   2,218,457        0.0%
    Discover Financial Services                               394,611  22,204,761        0.1%
    Donegal Group, Inc. Class A                                46,616     713,691        0.0%
    Donegal Group, Inc. Class B                                 5,678      83,154        0.0%
*   E*TRADE Financial Corp.                                   314,089   7,908,761        0.1%
    Eagle Bancorp Montana, Inc.                                   751      10,093        0.0%
*   Eagle Bancorp, Inc.                                        61,124   3,098,987        0.0%
    East West Bancorp, Inc.                                   260,829   9,778,479        0.1%
    Eastern Virginia Bankshares, Inc.                           3,292      23,110        0.0%
#   Eaton Vance Corp.                                         232,257   8,019,834        0.1%
#*  eHealth, Inc.                                              27,417     306,796        0.0%
    EMC Insurance Group, Inc.                                  38,881   1,028,791        0.0%
#*  Emergent Capital, Inc.                                      2,113       9,255        0.0%
    Employers Holdings, Inc.                                   91,317   2,712,115        0.0%
#*  Encore Capital Group, Inc.                                 81,158   2,284,598        0.0%
    Endurance Specialty Holdings, Ltd.                        183,863  11,763,555        0.1%
*   Enova International, Inc.                                  71,579     630,611        0.0%
#*  Enstar Group, Ltd.                                         30,543   4,839,233        0.0%
#   Enterprise Bancorp, Inc.                                    8,838     213,261        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Financials -- (Continued)
            Enterprise Financial Services Corp.                        37,715 $ 1,032,260        0.0%
            Erie Indemnity Co. Class A                                 67,439   6,365,567        0.0%
            ESSA Bancorp, Inc.                                         19,001     257,464        0.0%
            Evans Bancorp, Inc.                                         2,684      65,490        0.0%
            EverBank Financial Corp.                                  170,784   2,575,423        0.0%
            Evercore Partners, Inc. Class A                           117,007   6,042,241        0.0%
#           Everest Re Group, Ltd.                                     65,989  12,201,366        0.1%
*           Ezcorp, Inc. Class A                                      113,170     560,192        0.0%
#           FactSet Research Systems, Inc.                             39,653   5,977,690        0.0%
#           Farmers Capital Bank Corp.                                  7,346     206,496        0.0%
            FBL Financial Group, Inc. Class A                          44,583   2,695,934        0.0%
*           FCB Financial Holdings, Inc. Class A                       24,483     855,681        0.0%
            Federal Agricultural Mortgage Corp. Class A                 1,506      57,785        0.0%
            Federal Agricultural Mortgage Corp. Class C                20,865     848,788        0.0%
            Federated Investors, Inc. Class B                         234,970   7,425,052        0.1%
            Federated National Holding Co.                             48,967     932,821        0.0%
#           Fidelity & Guaranty Life                                    3,316      87,675        0.0%
            Fidelity Southern Corp.                                    41,580     671,933        0.0%
            Fifth Third Bancorp                                       864,519  15,829,343        0.1%
#           Financial Engines, Inc.                                    16,663     536,715        0.0%
            Financial Institutions, Inc.                               26,957     754,796        0.0%
*           First Acceptance Corp.                                     34,466      59,971        0.0%
            First American Financial Corp.                            273,929   9,866,923        0.1%
*           First BanCorp(318672706)                                  122,436     477,500        0.0%
            First Bancorp(318910106)                                   35,992     734,237        0.0%
            First Bancorp of Indiana, Inc.                                700      11,375        0.0%
#           First Bancorp, Inc.                                        13,744     272,818        0.0%
*           First Bancshares, Inc.                                        569       5,360        0.0%
            First Bancshares, Inc. (The)                                  588       9,643        0.0%
            First Busey Corp.                                          61,756   1,262,293        0.0%
            First Business Financial Services, Inc.                     4,526     114,553        0.0%
            First Cash Financial Services, Inc.                        83,314   3,809,949        0.0%
            First Citizens BancShares, Inc. Class A                    19,326   4,928,130        0.0%
            First Commonwealth Financial Corp.                        251,170   2,305,741        0.0%
            First Community Bancshares, Inc.                           36,579     761,209        0.0%
            First Defiance Financial Corp.                             17,109     677,174        0.0%
            First Federal of Northern Michigan Bancorp, Inc.            1,458      10,206        0.0%
            First Financial Bancorp                                   174,140   3,395,730        0.0%
#           First Financial Bankshares, Inc.                          100,332   3,248,750        0.0%
            First Financial Corp.                                      20,169     714,588        0.0%
            First Financial Northwest, Inc.                            22,460     306,354        0.0%
#           First Horizon National Corp.                              519,947   7,320,854        0.1%
            First Interstate BancSystem, Inc. Class A                  69,674   1,888,165        0.0%
*           First Marblehead Corp. (The)                               11,556      44,259        0.0%
            First Merchants Corp.                                      84,942   2,178,762        0.0%
            First Midwest Bancorp, Inc.                               246,247   4,550,645        0.0%
*           First NBC Bank Holding Co.                                 36,434     792,075        0.0%
            First Niagara Financial Group, Inc.                       743,601   7,852,427        0.1%
#           First of Long Island Corp. (The)                              601      18,397        0.0%
(degrees)*  First Place Financial Corp.                                23,310          --        0.0%
            First Republic Bank                                       118,491   8,332,287        0.1%
            First South Bancorp, Inc.                                  10,177      87,522        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   First United Corp.                                          5,415 $    60,810        0.0%
    FirstMerit Corp.                                          309,400   6,856,304        0.1%
*   Flagstar Bancorp, Inc.                                     86,687   2,051,881        0.0%
    Flushing Financial Corp.                                   73,890   1,474,106        0.0%
    FNB Corp.                                                 477,774   6,316,172        0.0%
    FNF Group                                                 339,723  10,837,164        0.1%
#*  FNFV Group                                                115,118   1,239,821        0.0%
    Forest City Realty Trust, Inc. Class B                     13,338     276,230        0.0%
#*  Forestar Group, Inc.                                      117,472   1,585,872        0.0%
    Fox Chase Bancorp, Inc.                                    29,485     581,149        0.0%
    Franklin Resources, Inc.                                  266,930   9,967,166        0.1%
#*  FRP Holdings, Inc.                                         11,905     434,294        0.0%
#   Fulton Financial Corp.                                    522,728   7,312,965        0.1%
#*  FXCM, Inc. Class A                                          5,025      58,592        0.0%
    Gain Capital Holdings, Inc.                                87,964     602,553        0.0%
*   GAINSCO, Inc.                                               1,100      14,399        0.0%
    GAMCO Investors, Inc. Class A                              11,712     463,444        0.0%
#*  Genworth Financial, Inc. Class A                          860,810   2,952,578        0.0%
#   German American Bancorp, Inc.                              26,032     839,011        0.0%
    Glacier Bancorp, Inc.                                     195,253   5,055,100        0.0%
*   Global Indemnity P.L.C.                                    32,025   1,007,186        0.0%
    Goldman Sachs Group, Inc. (The)                           208,371  34,195,765        0.2%
    Gouverneur Bancorp, Inc.                                      600       8,511        0.0%
    Great Southern Bancorp, Inc.                               31,930   1,208,870        0.0%
#*  Green Dot Corp. Class A                                   114,727   2,550,381        0.0%
#   Greenhill & Co., Inc.                                      64,279   1,415,424        0.0%
#*  Greenlight Capital Re, Ltd. Class A                        80,581   1,734,909        0.0%
    Griffin Industrial Realty, Inc.                             6,027     154,894        0.0%
    Guaranty Bancorp                                           11,502     188,863        0.0%
    Guaranty Federal Bancshares, Inc.                           1,840      29,900        0.0%
*   Hallmark Financial Services, Inc.                          42,245     476,946        0.0%
*   Hampton Roads Bankshares, Inc.                                912       1,605        0.0%
#   Hancock Holding Co.                                       238,915   6,204,623        0.0%
    Hanmi Financial Corp.                                      98,349   2,273,829        0.0%
    Hanover Insurance Group, Inc. (The)                       108,310   9,288,666        0.1%
    Harleysville Savings Financial Corp.                        3,569      66,134        0.0%
    Hartford Financial Services Group, Inc. (The)             463,580  20,573,680        0.1%
    Hawthorn Bancshares, Inc.                                   2,903      43,545        0.0%
#   HCI Group, Inc.                                            43,775   1,311,499        0.0%
    Heartland Financial USA, Inc.                              35,953   1,204,785        0.0%
    Heritage Commerce Corp.                                    57,946     604,956        0.0%
    Heritage Financial Corp.                                   52,493     968,496        0.0%
    Heritage Insurance Holdings, Inc.                          23,530     312,714        0.0%
#   Heritage Oaks Bancorp                                         974       8,133        0.0%
    HF Financial Corp.                                          5,606     112,681        0.0%
    HFF, Inc. Class A                                          88,521   2,817,623        0.0%
*   Hilltop Holdings, Inc.                                    306,032   6,077,796        0.0%
#   Hingham Institution for Savings                             1,548     198,129        0.0%
*   HMN Financial, Inc.                                         2,615      32,557        0.0%
    Home Bancorp, Inc.                                          8,770     244,858        0.0%
#   Home BancShares, Inc.                                     159,036   6,836,958        0.1%
*   HomeStreet, Inc.                                           38,837     836,937        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc.                                    3,293 $     61,085        0.0%
    HopFed Bancorp, Inc.                                          3,213       36,146        0.0%
    Horace Mann Educators Corp.                                  77,478    2,409,566        0.0%
#   Horizon Bancorp                                               7,411      180,828        0.0%
#*  Howard Hughes Corp. (The)                                    81,730    8,595,544        0.1%
#   Huntington Bancshares, Inc.                                 892,285    8,976,387        0.1%
    Iberiabank Corp.                                            117,406    6,925,780        0.1%
    IF Bancorp, Inc.                                                700       13,104        0.0%
    Independence Holding Co.                                     18,425      283,192        0.0%
    Independent Bank Corp.(453836108)                            69,540    3,270,466        0.0%
    Independent Bank Corp.(453838609)                             8,213      124,427        0.0%
#   Independent Bank Group, Inc.                                  6,860      251,076        0.0%
    Infinity Property & Casualty Corp.                           19,978    1,601,436        0.0%
#   Interactive Brokers Group, Inc. Class A                     230,339    8,752,882        0.1%
    Intercontinental Exchange, Inc.                              49,734   11,937,652        0.1%
*   InterGroup Corp. (The)                                          677       18,949        0.0%
    International Bancshares Corp.                              172,030    4,505,466        0.0%
*   INTL. FCStone, Inc.                                          57,859    1,579,551        0.0%
    Invesco, Ltd.                                               375,373   11,640,317        0.1%
    Investment Technology Group, Inc.                           103,611    2,022,487        0.0%
    Investors Bancorp, Inc.                                     759,352    8,770,516        0.1%
    Investors Title Co.                                           2,281      217,220        0.0%
#   Janus Capital Group, Inc.                                   449,079    6,556,553        0.0%
    Jones Lang LaSalle, Inc.                                     72,712    8,374,241        0.1%
    JPMorgan Chase & Co.                                      2,517,017  159,075,474        1.0%
*   KCG Holdings, Inc. Class A                                   96,621    1,323,708        0.0%
    Kearny Financial Corp.                                      135,247    1,706,817        0.0%
    Kemper Corp.                                                161,431    4,997,904        0.0%
    Kennedy-Wilson Holdings, Inc.                               186,507    4,030,416        0.0%
    Kentucky First Federal Bancorp                                3,283       30,729        0.0%
    KeyCorp                                                     810,936    9,966,403        0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                  16,106       43,164        0.0%
    Lake Shore Bancorp, Inc.                                        449        6,187        0.0%
    Lake Sunapee Bank Group                                       5,906       84,101        0.0%
    Lakeland Bancorp, Inc.                                       58,877      652,946        0.0%
    Lakeland Financial Corp.                                     44,304    2,095,136        0.0%
    Landmark Bancorp, Inc.                                        3,300       84,744        0.0%
    LegacyTexas Financial Group, Inc.                           114,707    2,828,675        0.0%
    Legg Mason, Inc.                                            224,568    7,210,878        0.1%
#*  LendingTree, Inc.                                            18,558    1,660,384        0.0%
    Leucadia National Corp.                                     346,488    5,779,420        0.0%
    Lincoln National Corp.                                      239,090   10,388,460        0.1%
    Loews Corp.                                                 282,227   11,198,767        0.1%
#   LPL Financial Holdings, Inc.                                307,685    8,122,884        0.1%
#   M&T Bank Corp.                                               94,549   11,187,038        0.1%
    Macatawa Bank Corp.                                          39,247      267,272        0.0%
    Mackinac Financial Corp.                                      7,909       83,994        0.0%
*   Magyar Bancorp, Inc.                                          2,122       21,538        0.0%
#   Maiden Holdings, Ltd.                                       225,830    2,761,901        0.0%
    MainSource Financial Group, Inc.                             48,374    1,056,972        0.0%
*   Malvern Bancorp, Inc.                                         2,294       36,153        0.0%
#   Manning & Napier, Inc.                                        8,718       74,539        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   Marcus & Millichap, Inc.                                   55,072 $ 1,381,206        0.0%
#*  Markel Corp.                                               14,395  12,942,688        0.1%
    MarketAxess Holdings, Inc.                                 55,975   6,871,491        0.1%
#   Marlin Business Services Corp.                             23,300     344,607        0.0%
    Marsh & McLennan Cos., Inc.                               202,666  12,798,358        0.1%
*   Maui Land & Pineapple Co., Inc.                             7,073      42,438        0.0%
#   MB Financial, Inc.                                        186,194   6,472,103        0.0%
*   MBIA, Inc.                                                469,686   3,663,551        0.0%
    MBT Financial Corp.                                        13,759     121,079        0.0%
    Mercantile Bank Corp.                                      19,189     462,839        0.0%
#   Merchants Bancshares, Inc.                                  9,216     280,535        0.0%
#   Mercury General Corp.                                     111,750   5,911,575        0.0%
    Meridian Bancorp, Inc.                                     94,762   1,385,420        0.0%
    Meta Financial Group, Inc.                                  9,840     488,261        0.0%
    MetLife, Inc.                                             396,702  17,891,260        0.1%
*   MGIC Investment Corp.                                     277,958   2,009,636        0.0%
    Mid Penn Bancorp, Inc.                                      1,624      25,253        0.0%
#   MidSouth Bancorp, Inc.                                     12,123     109,713        0.0%
    MidWestOne Financial Group, Inc.                            7,672     217,578        0.0%
#   Moelis & Co. Class A                                       15,940     448,073        0.0%
#   Moody's Corp.                                              49,376   4,726,271        0.0%
    Morgan Stanley                                            618,544  16,737,801        0.1%
    Morningstar, Inc.                                          54,358   4,522,586        0.0%
*   MSB Financial Corp.                                         1,549      20,307        0.0%
    MSCI, Inc.                                                158,758  12,056,083        0.1%
    MutualFirst Financial, Inc.                                 6,697     176,131        0.0%
    Nasdaq, Inc.                                              176,407  10,886,076        0.1%
    National Bank Holdings Corp. Class A                       65,352   1,306,386        0.0%
    National General Holdings Corp.                            34,293     692,376        0.0%
    National Interstate Corp.                                  30,477     938,387        0.0%
    National Security Group, Inc. (The)                           977      15,437        0.0%
    National Western Life Group, Inc. Class A                   3,917     848,814        0.0%
#*  Nationstar Mortgage Holdings, Inc.                         21,130     244,897        0.0%
    Navient Corp.                                             604,301   8,260,795        0.1%
*   Navigators Group, Inc. (The)                               34,448   2,845,749        0.0%
    NBT Bancorp, Inc.                                         101,679   2,881,583        0.0%
    Nelnet, Inc. Class A                                       85,999   3,604,218        0.0%
    New York Community Bancorp, Inc.                          433,346   6,513,190        0.0%
#*  NewStar Financial, Inc.                                    73,717     709,158        0.0%
*   Nicholas Financial, Inc.                                    8,516      90,440        0.0%
*   NMI Holdings, Inc. Class A                                 12,483      78,518        0.0%
    Northeast Bancorp                                             301       3,386        0.0%
    Northeast Community Bancorp, Inc.                          10,493      70,828        0.0%
    Northern Trust Corp.                                      193,852  13,779,000        0.1%
    Northfield Bancorp, Inc.                                  141,578   2,245,427        0.0%
    Northrim BanCorp, Inc.                                      8,061     207,974        0.0%
#   NorthStar Asset Management Group, Inc.                    139,616   1,736,823        0.0%
    Northway Financial, Inc.                                    2,363      48,619        0.0%
    Northwest Bancshares, Inc.                                315,503   4,423,352        0.0%
    Norwood Financial Corp.                                     2,272      65,252        0.0%
#   Ocean Shore Holding Co.                                     9,412     168,098        0.0%
    OceanFirst Financial Corp.                                 31,738     618,256        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#*  Ocwen Financial Corp.                                     183,013 $   413,609        0.0%
    OFG Bancorp                                               133,805   1,181,498        0.0%
    Ohio Valley Banc Corp.                                      3,467      75,927        0.0%
    Old Line Bancshares, Inc.                                   5,359      99,034        0.0%
    Old National Bancorp.                                     358,894   4,809,180        0.0%
    Old Point Financial Corp.                                     700      13,510        0.0%
    Old Republic International Corp.                          571,637  10,569,568        0.1%
    Old Second Bancorp, Inc.                                   13,666      97,849        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    67,768     840,323        0.0%
#*  OneMain Holdings, Inc.                                    131,512   4,184,712        0.0%
#   Oppenheimer Holdings, Inc. Class A                         16,285     248,835        0.0%
    Opus Bank                                                  12,703     458,832        0.0%
    Oritani Financial Corp.                                   141,206   2,447,100        0.0%
#   Pacific Continental Corp.                                  28,972     482,674        0.0%
*   Pacific Mercantile Bancorp                                 10,106      75,896        0.0%
*   Pacific Premier Bancorp, Inc.                              47,828   1,112,479        0.0%
#   PacWest Bancorp                                           249,873   9,989,923        0.1%
    Park National Corp.                                        21,931   2,013,266        0.0%
    Park Sterling Corp.                                        27,958     204,093        0.0%
*   Patriot National Bancorp, Inc.                                130       1,853        0.0%
    PB Bancorp, Inc.                                            3,978      33,733        0.0%
    Peapack Gladstone Financial Corp.                          15,390     294,565        0.0%
#   Penns Woods Bancorp, Inc.                                   6,223     259,001        0.0%
*   PennyMac Financial Services, Inc. Class A                   6,548      83,422        0.0%
#   People's United Financial, Inc.                           556,951   8,632,741        0.1%
    Peoples Bancorp of North Carolina, Inc.                     4,359      84,172        0.0%
#   Peoples Bancorp, Inc.                                      24,167     519,349        0.0%
#*  PHH Corp.                                                  89,455   1,147,708        0.0%
*   Phoenix Cos., Inc. (The)                                    8,763     324,319        0.0%
*   PICO Holdings, Inc.                                        40,315     400,328        0.0%
    Pinnacle Financial Partners, Inc.                         102,859   5,057,577        0.0%
*   Piper Jaffray Cos.                                         23,362     974,429        0.0%
    PNC Financial Services Group, Inc. (The)                  287,659  25,250,707        0.2%
    Popular, Inc.                                             216,276   6,427,723        0.0%
#*  PRA Group, Inc.                                           132,836   4,407,498        0.0%
    Preferred Bank                                              6,481     205,837        0.0%
    Premier Financial Bancorp, Inc.                             6,752     107,762        0.0%
#   Primerica, Inc.                                           150,741   7,470,724        0.1%
    Principal Financial Group, Inc.                           332,333  14,183,972        0.1%
#   PrivateBancorp, Inc.                                      200,423   8,339,601        0.1%
    ProAssurance Corp.                                        123,884   5,912,983        0.0%
    Progressive Corp. (The)                                   650,690  21,212,494        0.1%
#   Prosperity Bancshares, Inc.                               145,375   7,671,439        0.1%
    Provident Financial Holdings, Inc.                         13,977     241,802        0.0%
    Provident Financial Services, Inc.                        143,688   2,870,886        0.0%
    Prudential Bancorp, Inc.                                    6,262      89,860        0.0%
    Prudential Financial, Inc.                                194,894  15,131,570        0.1%
    Pulaski Financial Corp.                                    14,284     230,972        0.0%
    Pzena Investment Management, Inc. Class A                   7,981      72,308        0.0%
    QCR Holdings, Inc.                                          3,047      78,521        0.0%
    Radian Group, Inc.                                        195,407   2,499,256        0.0%
#   Raymond James Financial, Inc.                             166,228   8,672,115        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   RE/MAX Holdings, Inc. Class A                                19,925 $   733,240        0.0%
*   Realogy Holdings Corp.                                      234,625   8,385,498        0.1%
*   Regional Management Corp.                                     7,750     128,030        0.0%
    Regions Financial Corp.                                   1,268,728  11,900,669        0.1%
    Reinsurance Group of America, Inc.                           87,831   8,363,268        0.1%
#   RenaissanceRe Holdings, Ltd.                                102,207  11,335,778        0.1%
    Renasant Corp.                                               95,634   3,284,072        0.0%
    Republic Bancorp, Inc. Class A                               27,977     764,052        0.0%
#*  Republic First Bancorp, Inc.                                 20,055      93,256        0.0%
    Resource America, Inc. Class A                               36,988     233,764        0.0%
    Riverview Bancorp, Inc.                                      12,542      54,683        0.0%
#   RLI Corp.                                                    97,960   6,091,153        0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A               13,512      39,860        0.0%
    S&P Global, Inc.                                             59,810   6,390,699        0.0%
    S&T Bancorp, Inc.                                            67,345   1,728,746        0.0%
#*  Safeguard Scientifics, Inc.                                  51,562     711,556        0.0%
    Safety Insurance Group, Inc.                                 53,720   3,041,089        0.0%
    Salisbury Bancorp, Inc.                                       1,248      39,936        0.0%
#   Sandy Spring Bancorp, Inc.                                   49,844   1,425,040        0.0%
#*  Santander Consumer USA Holdings, Inc.                       278,743   3,671,045        0.0%
    SB Financial Group, Inc.                                      2,715      28,969        0.0%
*   Seacoast Banking Corp. of Florida                            30,593     496,218        0.0%
*   Security National Financial Corp. Class A                     5,666      27,877        0.0%
    SEI Investments Co.                                         105,678   5,080,998        0.0%
*   Select Bancorp, Inc.                                          2,277      18,649        0.0%
#   Selective Insurance Group, Inc.                             144,154   5,003,585        0.0%
#   ServisFirst Bancshares, Inc.                                 18,461     909,758        0.0%
    Shore Bancshares, Inc.                                        6,595      77,425        0.0%
    SI Financial Group, Inc.                                     10,889     151,575        0.0%
*   Siebert Financial Corp.                                       8,302      10,294        0.0%
    Sierra Bancorp                                               18,333     322,844        0.0%
*   Signature Bank                                               76,997  10,612,497        0.1%
    Simmons First National Corp. Class A                         67,296   3,142,723        0.0%
#*  SLM Corp.                                                 1,145,986   7,758,325        0.1%
    South State Corp.                                            62,457   4,370,741        0.0%
*   Southcoast Financial Corp.                                    5,485      74,815        0.0%
*   Southern First Bancshares, Inc.                               3,032      77,316        0.0%
    Southern Missouri Bancorp, Inc.                               2,922      72,378        0.0%
    Southern National Bancorp of Virginia, Inc.                   1,825      22,448        0.0%
#   Southside Bancshares, Inc.                                   47,812   1,396,589        0.0%
    Southwest Bancorp, Inc.                                      33,848     543,260        0.0%
    Southwest Georgia Financial Corp.                             1,954      28,870        0.0%
#*  St Joe Co. (The)                                             23,777     400,642        0.0%
#   State Auto Financial Corp.                                   55,670   1,141,792        0.0%
    State Bank Financial Corp.                                   19,118     399,184        0.0%
    State National Cos., Inc.                                     1,941      21,894        0.0%
    State Street Corp.                                          221,410  13,793,843        0.1%
    Sterling Bancorp                                            457,153   7,469,880        0.1%
    Stewart Information Services Corp.                           77,043   2,682,637        0.0%
*   Stifel Financial Corp.                                      128,359   4,224,295        0.0%
    Stock Yards Bancorp, Inc.                                    31,297   1,265,651        0.0%
*   Stratus Properties, Inc.                                      6,860     163,954        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Suffolk Bancorp                                              19,605 $   470,324        0.0%
    Summit State Bank                                             4,397      62,108        0.0%
#*  Sun Bancorp, Inc.                                            10,180     218,768        0.0%
    SunTrust Banks, Inc.                                        218,237   9,109,212        0.1%
    Sussex Bancorp                                                3,771      50,720        0.0%
*   SVB Financial Group                                          88,030   9,179,768        0.1%
*   Synchrony Financial                                       1,327,569  40,583,784        0.3%
    Synovus Financial Corp.                                     281,594   8,774,469        0.1%
    T Rowe Price Group, Inc.                                    115,411   8,689,294        0.1%
    Talmer Bancorp, Inc. Class A                                 45,588     884,407        0.0%
    TCF Financial Corp.                                         517,392   7,057,227        0.1%
#   TD Ameritrade Holding Corp.                                 323,120   9,638,670        0.1%
*   Tejon Ranch Co.                                              38,669     870,826        0.0%
    Territorial Bancorp, Inc.                                    17,602     461,700        0.0%
#   Teton Advisors, Inc. Class A                                     95       4,085        0.0%
*   Texas Capital Bancshares, Inc.                              118,234   5,417,482        0.0%
#   TFS Financial Corp.                                         361,006   6,462,007        0.0%
    TheStreet, Inc.                                              30,782      33,860        0.0%
    Timberland Bancorp, Inc.                                      5,770      79,741        0.0%
    Tiptree Financial, Inc. Class A                             128,893     712,778        0.0%
#   Tompkins Financial Corp.                                     26,771   1,749,217        0.0%
    Torchmark Corp.                                             157,103   9,094,693        0.1%
    Towne Bank                                                   47,858   1,005,018        0.0%
*   Transcontinental Realty Investors, Inc.                         100         877        0.0%
    Travelers Cos., Inc. (The)                                  294,767  32,394,893        0.2%
    Trico Bancshares                                             39,653   1,067,459        0.0%
#*  Trinity Place Holdings, Inc.                                 10,474      77,822        0.0%
    TrustCo Bank Corp. NY                                       304,270   1,950,371        0.0%
    Trustmark Corp.                                             203,966   4,999,207        0.0%
    U.S. Bancorp.                                             1,047,909  44,735,235        0.3%
    UMB Financial Corp.                                         110,244   6,146,103        0.0%
#   Umpqua Holdings Corp.                                       484,449   7,668,828        0.1%
*   Unico American Corp.                                            100       1,125        0.0%
    Union Bankshares Corp.                                       92,131   2,433,180        0.0%
    Union Bankshares, Inc.                                        2,439      70,731        0.0%
    United Bancshares, Inc.                                       2,086      37,965        0.0%
#   United Bankshares, Inc.                                     184,282   7,129,871        0.1%
    United Community Bancorp                                      1,156      16,912        0.0%
    United Community Banks, Inc.                                141,414   2,846,664        0.0%
    United Community Financial Corp.                             11,197      66,510        0.0%
    United Financial Bancorp, Inc.                              107,353   1,393,442        0.0%
    United Fire Group, Inc.                                      52,132   2,336,556        0.0%
#   United Insurance Holdings Corp.                              29,376     479,123        0.0%
*   United Security Bancshares                                    9,402      50,583        0.0%
    Unity Bancorp, Inc.                                           6,414      75,429        0.0%
#   Universal Insurance Holdings, Inc.                          154,584   2,722,224        0.0%
    Univest Corp. of Pennsylvania                                43,626     861,177        0.0%
    Unum Group                                                  232,854   7,965,935        0.1%
    Validus Holdings, Ltd.                                      185,272   8,539,186        0.1%
    Valley National Bancorp                                     511,273   4,836,643        0.0%
    Value Line, Inc.                                              7,363     120,680        0.0%
#   Virtus Investment Partners, Inc.                             21,816   1,706,448        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Financials -- (Continued)
    Voya Financial, Inc.                                        141,329 $    4,588,953        0.0%
    VSB Bancorp, Inc.                                               134          1,644        0.0%
#   Waddell & Reed Financial, Inc. Class A                      137,897      2,804,825        0.0%
*   Walker & Dunlop, Inc.                                       116,481      2,568,406        0.0%
    Washington Federal, Inc.                                    335,764      8,155,708        0.1%
    Washington Trust Bancorp, Inc.                               31,528      1,154,871        0.0%
    Waterstone Financial, Inc.                                   51,747        725,493        0.0%
    Wayne Savings Bancshares, Inc.                                1,615         21,722        0.0%
#   Webster Financial Corp.                                     236,016      8,647,626        0.1%
    Wells Fargo & Co.                                         3,311,925    165,530,011        1.1%
    WesBanco, Inc.                                               88,822      2,853,851        0.0%
    West BanCorp, Inc.                                           51,486        960,214        0.0%
#   Westamerica Bancorporation                                   67,002      3,264,337        0.0%
*   Western Alliance Bancorp                                    254,563      9,311,915        0.1%
    Westfield Financial, Inc.                                    39,650        303,719        0.0%
    Westwood Holdings Group, Inc.                                11,840        681,392        0.0%
    White Mountains Insurance Group, Ltd.                         5,895      4,892,850        0.0%
    Willis Towers Watson P.L.C.                                 113,839     14,218,491        0.1%
    Wilshire Bancorp, Inc.                                      237,407      2,556,873        0.0%
    Wintrust Financial Corp.                                    141,337      7,352,351        0.1%
#   WisdomTree Investments, Inc.                                235,235      2,561,709        0.0%
#*  World Acceptance Corp.                                       24,217      1,050,776        0.0%
#   WR Berkley Corp.                                            183,322     10,266,032        0.1%
    WSFS Financial Corp.                                         44,061      1,504,243        0.0%
    WVS Financial Corp.                                           2,157         25,690        0.0%
    XL Group P.L.C.                                             280,092      9,167,411        0.1%
    Yadkin Financial Corp.                                       69,716      1,744,294        0.0%
    Your Community Bankshares, Inc.                                 299         10,046        0.0%
#   Zions Bancorporation                                        404,689     11,137,041        0.1%
                                                                        --------------       ----
Total Financials                                                         2,603,603,786       16.5%
                                                                        --------------       ----
Health Care -- (9.9%)
    Abaxis, Inc.                                                 33,000      1,495,560        0.0%
    Abbott Laboratories                                         428,784     16,679,698        0.1%
    AbbVie, Inc.                                                320,451     19,547,511        0.1%
#*  ABIOMED, Inc.                                                24,212      2,351,954        0.0%
#*  Acadia Healthcare Co., Inc.                                 113,249      7,156,204        0.1%
#*  Accretive Health, Inc.                                       10,626         25,184        0.0%
#   Aceto Corp.                                                  78,201      1,754,048        0.0%
#*  Achillion Pharmaceuticals, Inc.                                 936          8,003        0.0%
#*  Acorda Therapeutics, Inc.                                    83,128      2,148,859        0.0%
#*  Adamas Pharmaceuticals, Inc.                                  3,338         56,345        0.0%
#   Adcare Health Systems, Inc.                                   4,107          9,118        0.0%
#*  Addus HomeCare Corp.                                         30,062        556,147        0.0%
    Aetna, Inc.                                                 279,337     31,361,165        0.2%
    Agilent Technologies, Inc.                                  286,285     11,714,782        0.1%
#*  Air Methods Corp.                                           138,163      5,109,268        0.0%
#*  Akorn, Inc.                                                  94,203      2,397,466        0.0%
#*  Albany Molecular Research, Inc.                              57,748        869,107        0.0%
*   Alere, Inc.                                                 169,936      6,627,504        0.1%
*   Alexion Pharmaceuticals, Inc.                                38,892      5,416,878        0.0%
#*  Align Technology, Inc.                                      110,539      7,979,810        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Alkermes P.L.C.                                            37,369 $ 1,485,418        0.0%
*   Allergan P.L.C.                                           178,521  38,660,508        0.3%
*   Alliance HealthCare Services, Inc.                         12,755      91,708        0.0%
*   Allied Healthcare Products, Inc.                            6,964       4,735        0.0%
*   Allscripts Healthcare Solutions, Inc.                     406,008   5,440,507        0.0%
*   Almost Family, Inc.                                        26,581   1,116,668        0.0%
#*  Alnylam Pharmaceuticals, Inc.                              24,955   1,672,983        0.0%
#*  AMAG Pharmaceuticals, Inc.                                 27,690     734,339        0.0%
#*  Amedisys, Inc.                                             56,578   2,913,201        0.0%
*   American Shared Hospital Services                           4,179       8,358        0.0%
    AmerisourceBergen Corp.                                    45,215   3,847,797        0.0%
    Amgen, Inc.                                               270,507  42,821,258        0.3%
*   Amicus Therapeutics, Inc.                                   6,394      47,763        0.0%
#*  AMN Healthcare Services, Inc.                             141,135   5,011,704        0.0%
#*  Amphastar Pharmaceuticals, Inc.                             8,509     104,661        0.0%
*   Amsurg Corp.                                              179,063  14,500,522        0.1%
#*  Anacor Pharmaceuticals, Inc.                               12,910     809,973        0.0%
#   Analogic Corp.                                             24,515   1,936,440        0.0%
*   AngioDynamics, Inc.                                        69,779     854,793        0.0%
#*  ANI Pharmaceuticals, Inc.                                   1,410      64,113        0.0%
*   Anika Therapeutics, Inc.                                   51,917   2,370,530        0.0%
    Anthem, Inc.                                              214,861  30,245,983        0.2%
#*  Anthera Pharmaceuticals, Inc.                              17,924      66,319        0.0%
#*  Aralez Pharmaceuticals, Inc.                               44,728     174,886        0.0%
#*  ArQule, Inc.                                               26,787      43,663        0.0%
*   Arrhythmia Research Technology, Inc.                        1,790       7,384        0.0%
*   Assembly Biosciences, Inc.                                  4,031      24,186        0.0%
#*  athenahealth, Inc.                                         21,606   2,880,080        0.0%
    Atrion Corp.                                                4,702   1,868,105        0.0%
*   Aviragen Therapeutics, Inc.                                 5,213       8,237        0.0%
    Baxalta, Inc.                                             131,449   5,514,286        0.0%
    Baxter International, Inc.                                258,996  11,452,803        0.1%
    Becton Dickinson and Co.                                   71,544  11,537,185        0.1%
*   Bio-Rad Laboratories, Inc. Class A                         51,065   7,243,570        0.1%
*   Bio-Rad Laboratories, Inc. Class B                          2,960     399,600        0.0%
#   Bio-Techne Corp.                                           50,088   4,667,200        0.0%
*   Bioanalytical Systems, Inc.                                 2,068       2,171        0.0%
*   Biogen, Inc.                                               58,107  15,978,844        0.1%
*   BioMarin Pharmaceutical, Inc.                              35,450   3,001,906        0.0%
#*  BioScrip, Inc.                                            183,767     485,145        0.0%
*   BioSpecifics Technologies Corp.                            13,378     475,722        0.0%
*   BioTelemetry, Inc.                                         93,429   1,469,638        0.0%
#*  Bluebird Bio, Inc.                                         22,584   1,001,600        0.0%
*   Boston Scientific Corp.                                   501,645  10,996,058        0.1%
#*  Bovie Medical Corp.                                        16,167      31,849        0.0%
    Bristol-Myers Squibb Co.                                  260,859  18,828,803        0.1%
#*  Brookdale Senior Living, Inc.                             240,981   4,448,509        0.0%
    Bruker Corp.                                              172,802   4,890,297        0.0%
#*  Cambrex Corp.                                             110,186   5,315,373        0.0%
    Cantel Medical Corp.                                       74,179   4,969,251        0.0%
*   Capital Senior Living Corp.                               121,268   2,432,636        0.0%
    Cardinal Health, Inc.                                     103,083   8,087,892        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Catalent, Inc.                                            140,861 $ 4,159,625        0.0%
    Catalyst Biosciences, Inc.                                  2,100       2,940        0.0%
*   Celgene Corp.                                             144,936  14,987,832        0.1%
#*  Celsion Corp.                                               1,650       2,442        0.0%
*   Centene Corp.                                             279,165  17,297,063        0.1%
*   Cerner Corp.                                               60,976   3,423,193        0.0%
*   Charles River Laboratories International, Inc.             95,231   7,548,961        0.1%
#   Chemed Corp.                                               43,782   5,682,028        0.1%
    Cigna Corp.                                               203,814  28,236,392        0.2%
*   Civitas Solutions, Inc.                                     1,852      37,114        0.0%
#*  Cogentix Medical, Inc.                                      2,010       2,131        0.0%
*   Coherus Biosciences, Inc.                                   7,626     143,598        0.0%
#*  Community Health Systems, Inc.                            343,259   6,549,382        0.1%
#   Computer Programs & Systems, Inc.                          22,595   1,159,801        0.0%
*   Concert Pharmaceuticals, Inc.                              21,867     304,826        0.0%
    CONMED Corp.                                               52,345   2,168,130        0.0%
#   Cooper Cos., Inc. (The)                                    35,148   5,380,456        0.0%
*   Corvel Corp.                                               45,111   2,039,017        0.0%
    CR Bard, Inc.                                              35,065   7,439,741        0.1%
*   Cross Country Healthcare, Inc.                             68,004     845,290        0.0%
#   CryoLife, Inc.                                             77,679     963,220        0.0%
*   Cumberland Pharmaceuticals, Inc.                           29,618     140,686        0.0%
*   Cutera, Inc.                                               22,365     260,776        0.0%
*   Cynosure, Inc. Class A                                     46,585   2,279,870        0.0%
*   DaVita HealthCare Partners, Inc.                          313,677  23,180,730        0.2%
    DENTSPLY SIRONA, Inc.                                     254,302  15,156,399        0.1%
#*  Depomed, Inc.                                             214,307   3,724,656        0.0%
*   DexCom, Inc.                                               27,240   1,753,711        0.0%
#*  Dicerna Pharmaceuticals, Inc.                                 900       4,158        0.0%
    Digirad Corp.                                              23,800     138,754        0.0%
*   Edwards Lifesciences Corp.                                102,560  10,892,898        0.1%
    Eli Lilly & Co.                                           202,296  15,279,417        0.1%
*   Emergent Biosolutions, Inc.                                92,360   3,557,707        0.0%
#*  Endo International P.L.C.                                 134,227   3,624,129        0.0%
    Ensign Group, Inc. (The)                                  131,539   2,967,520        0.0%
#*  Envision Healthcare Holdings, Inc.                        213,186   4,824,399        0.0%
*   Enzo Biochem, Inc.                                         58,214     289,906        0.0%
*   Exactech, Inc.                                             24,006     545,896        0.0%
#*  ExamWorks Group, Inc.                                      99,117   3,573,168        0.0%
*   Express Scripts Holding Co.                               551,540  40,665,044        0.3%
#*  Five Prime Therapeutics, Inc.                              15,416     733,647        0.0%
*   Five Star Quality Care, Inc.                              100,626     245,527        0.0%
#*  Fluidigm Corp.                                              4,067      38,962        0.0%
*   Genesis Healthcare, Inc.                                   34,371      86,615        0.0%
    Gilead Sciences, Inc.                                     353,662  31,196,525        0.2%
#*  Globus Medical, Inc. Class A                              184,529   4,620,606        0.0%
*   Greatbatch, Inc.                                           47,633   1,657,628        0.0%
*   Haemonetics Corp.                                          95,124   3,084,871        0.0%
#*  Halyard Health, Inc.                                       57,539   1,620,298        0.0%
#*  Hanger, Inc.                                               63,789     439,506        0.0%
#*  Harvard Bioscience, Inc.                                   60,395     179,373        0.0%
*   HCA Holdings, Inc.                                         62,915   5,072,207        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Health Care -- (Continued)
             HealthSouth Corp.                                           161,201 $  6,683,393        0.1%
*            HealthStream, Inc.                                           87,155    1,971,446        0.0%
*            Healthways, Inc.                                             91,675    1,068,014        0.0%
#*           Henry Schein, Inc.                                           85,011   14,341,356        0.1%
             Hill-Rom Holdings, Inc.                                     137,311    6,638,987        0.1%
#*           HMS Holdings Corp.                                          138,515    2,339,518        0.0%
*            Hologic, Inc.                                               502,199   16,868,864        0.1%
#*           Horizon Pharma P.L.C.                                       153,509    2,359,433        0.0%
             Humana, Inc.                                                169,557   30,023,458        0.2%
*            ICU Medical, Inc.                                            30,294    3,009,406        0.0%
#*           Idera Pharmaceuticals, Inc.                                  30,405       50,472        0.0%
#*           IDEXX Laboratories, Inc.                                     57,480    4,848,438        0.0%
#*           Illumina, Inc.                                               23,007    3,105,715        0.0%
#*           Impax Laboratories, Inc.                                    140,842    4,697,081        0.0%
*            IMS Health Holdings, Inc.                                   126,099    3,359,277        0.0%
*            INC Research Holdings, Inc. Class A                          13,726      660,632        0.0%
#*           Incyte Corp.                                                 59,713    4,315,459        0.0%
#*           Inogen, Inc.                                                 27,360    1,336,810        0.0%
#*           Insys Therapeutics, Inc.                                     25,530      369,930        0.0%
*            Integra LifeSciences Holdings Corp.                          79,987    5,664,679        0.1%
*            Interpace Diagnostics Group, Inc.                            21,336       11,095        0.0%
#*           Intrexon Corp.                                               45,253    1,209,613        0.0%
*            Intuitive Surgical, Inc.                                      8,819    5,523,869        0.0%
             Invacare Corp.                                              102,022    1,146,727        0.0%
#*           Ionis Pharmaceuticals, Inc.                                  22,929      939,401        0.0%
#*           iRadimed Corp.                                                2,040       33,395        0.0%
*            Iridex Corp.                                                 12,103      138,579        0.0%
#*           Jazz Pharmaceuticals P.L.C.                                  24,763    3,731,784        0.0%
             Johnson & Johnson                                         1,171,060  131,252,405        0.8%
*            Juniper Pharmaceuticals, Inc.                                   811        5,507        0.0%
             Kewaunee Scientific Corp.                                     3,000       50,520        0.0%
             Kindred Healthcare, Inc.                                    255,732    3,774,604        0.0%
*            Laboratory Corp. of America Holdings                        121,619   15,241,293        0.1%
#            Landauer, Inc.                                               10,002      347,470        0.0%
#*           Lannett Co., Inc.                                           101,012    1,937,410        0.0%
             LeMaitre Vascular, Inc.                                      48,335      801,394        0.0%
*            LHC Group, Inc.                                              38,853    1,567,330        0.0%
*            LifePoint Health, Inc.                                      113,224    7,649,413        0.1%
#*           Ligand Pharmaceuticals, Inc.                                 38,993    4,713,084        0.0%
#*           Lipocine, Inc.                                               41,781      407,365        0.0%
*            LivaNova P.L.C.                                              61,247    3,229,554        0.0%
#*           Luminex Corp.                                                77,358    1,554,896        0.0%
*            Magellan Health, Inc.                                        83,014    5,849,166        0.1%
*            Mallinckrodt P.L.C.                                         114,885    7,182,610        0.1%
*            Masimo Corp.                                                126,336    5,476,666        0.0%
             McKesson Corp.                                              109,524   18,380,318        0.1%
(degrees)#*  Medcath Corp.                                                26,258           --        0.0%
#*           Medicines Co. (The)                                         202,610    7,210,890        0.1%
#*           MediciNova, Inc.                                              5,363       36,897        0.0%
*            Medivation, Inc.                                             78,272    4,524,122        0.0%
#*           MEDNAX, Inc.                                                141,029   10,053,957        0.1%
             Medtronic P.L.C.                                            592,143   46,868,118        0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Health Care -- (Continued)
    Merck & Co., Inc.                                         1,166,009 $ 63,943,934        0.4%
#   Meridian Bioscience, Inc.                                   118,029    2,255,534        0.0%
*   Merit Medical Systems, Inc.                                  96,080    1,945,620        0.0%
*   Mettler-Toledo International, Inc.                           13,911    4,979,442        0.0%
*   Misonix, Inc.                                                 8,260       49,312        0.0%
#*  Molina Healthcare, Inc.                                     155,630    8,055,409        0.1%
#*  Momenta Pharmaceuticals, Inc.                                88,278      839,524        0.0%
*   Mylan NV                                                    210,250    8,769,528        0.1%
*   Myriad Genetics, Inc.                                       135,659    4,883,724        0.0%
    National HealthCare Corp.                                    20,876    1,345,458        0.0%
    National Research Corp. Class A                              29,412      423,239        0.0%
    National Research Corp. Class B                               4,902      182,600        0.0%
*   Natus Medical, Inc.                                          70,992    2,262,515        0.0%
#*  Nektar Therapeutics                                         131,581    2,063,190        0.0%
*   Neogen Corp.                                                 67,487    3,188,086        0.0%
*   Neurocrine Biosciences, Inc.                                 31,888    1,453,455        0.0%
#*  NewLink Genetics Corp.                                       10,777      174,695        0.0%
#*  NuVasive, Inc.                                              110,123    5,829,912        0.1%
*   Nuvectra Corp.                                               15,877      133,446        0.0%
*   Omnicell, Inc.                                               77,261    2,461,535        0.0%
#*  OPKO Health, Inc.                                           303,625    3,263,969        0.0%
#*  OraSure Technologies, Inc.                                   93,214      669,277        0.0%
*   Orthofix International NV                                    40,747    1,783,089        0.0%
#   Owens & Minor, Inc.                                         178,342    6,489,865        0.1%
*   Pain Therapeutics, Inc.                                      50,349      123,859        0.0%
#*  Paratek Pharmaceuticals, Inc.                                 1,918       26,123        0.0%
*   PAREXEL International Corp.                                 111,511    6,813,322        0.1%
#   Patterson Cos., Inc.                                        211,196    9,155,347        0.1%
    PDL BioPharma, Inc.                                         149,198      562,476        0.0%
    PerkinElmer, Inc.                                           186,981    9,427,582        0.1%
#*  Pernix Therapeutics Holdings, Inc.                            7,120        5,341        0.0%
#   Perrigo Co. P.L.C.                                           45,643    4,412,309        0.0%
    Pfizer, Inc.                                              3,930,794  128,576,272        0.8%
*   PharMerica Corp.                                             76,347    1,804,843        0.0%
#   Phibro Animal Health Corp. Class A                           20,278      420,566        0.0%
*   Premier, Inc. Class A                                        43,747    1,479,086        0.0%
*   Prestige Brands Holdings, Inc.                              153,509    8,716,241        0.1%
#*  Progenics Pharmaceuticals, Inc.                              99,984      530,915        0.0%
*   ProPhase Labs, Inc.                                          19,981       25,576        0.0%
*   Providence Service Corp. (The)                               46,520    2,318,557        0.0%
    Psychemedics Corp.                                            1,810       26,064        0.0%
#   Quality Systems, Inc.                                       161,679    2,276,440        0.0%
    Quest Diagnostics, Inc.                                     166,566   12,520,766        0.1%
#*  Quidel Corp.                                                 59,225    1,024,593        0.0%
*   Quintiles Transnational Holdings, Inc.                       46,575    3,216,935        0.0%
#*  Radius Health, Inc.                                           4,369      155,536        0.0%
*   RadNet, Inc.                                                 86,100      434,805        0.0%
*   Regeneron Pharmaceuticals, Inc.                              21,372    8,051,046        0.1%
#*  Repligen Corp.                                               51,897    1,382,536        0.0%
#   ResMed, Inc.                                                 67,431    3,762,650        0.0%
*   Retractable Technologies, Inc.                                7,725       20,471        0.0%
#*  Retrophin, Inc.                                                 799       11,010        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES      VALUE+      ASSETS**
                                                              ------- -------------- ----------
Health Care -- (Continued)
*   Rigel Pharmaceuticals, Inc.                               135,614 $      383,788        0.0%
*   RTI Surgical, Inc.                                        118,166        471,482        0.0%
*   Sagent Pharmaceuticals, Inc.                               44,442        517,305        0.0%
#*  SciClone Pharmaceuticals, Inc.                            122,668      1,619,218        0.0%
#*  SeaSpine Holdings Corp.                                    17,658        263,457        0.0%
#*  Seattle Genetics, Inc.                                     52,304      1,855,746        0.0%
    Select Medical Holdings Corp.                             339,717      4,545,413        0.0%
    Simulations Plus, Inc.                                      4,400         35,464        0.0%
    Span-America Medical Systems, Inc.                          3,812         72,390        0.0%
#*  Spectrum Pharmaceuticals, Inc.                             95,574        677,620        0.0%
    St Jude Medical, Inc.                                     332,002     25,298,552        0.2%
#   STERIS P.L.C.                                             111,785      7,899,846        0.1%
#   Stryker Corp.                                              85,680      9,339,977        0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                     102,321      1,103,020        0.0%
*   SunLink Health Systems, Inc.                                3,122          2,092        0.0%
#*  Supernus Pharmaceuticals, Inc.                             88,750      1,522,950        0.0%
*   Surgical Care Affiliates, Inc.                             89,663      4,335,206        0.0%
*   SurModics, Inc.                                            43,052        866,206        0.0%
*   Symmetry Surgical, Inc.                                    19,109        199,689        0.0%
*   Taro Pharmaceutical Industries, Ltd.                       31,610      4,417,181        0.0%
#*  Team Health Holdings, Inc.                                 80,106      3,350,834        0.0%
#   Teleflex, Inc.                                             84,135     13,106,550        0.1%
#*  Tenet Healthcare Corp.                                    181,303      5,745,492        0.1%
#*  Theravance Biopharma, Inc.                                  3,588         74,451        0.0%
    Thermo Fisher Scientific, Inc.                            240,301     34,663,419        0.2%
*   Tonix Pharmaceuticals Holding Corp.                        11,076         27,912        0.0%
#*  Triple-S Management Corp. Class B                          65,573      1,707,521        0.0%
#*  United Therapeutics Corp.                                  64,590      6,794,868        0.1%
    UnitedHealth Group, Inc.                                  576,403     75,900,747        0.5%
    Universal American Corp.                                  199,550      1,484,652        0.0%
    Universal Health Services, Inc. Class B                   131,380     17,562,878        0.1%
    US Physical Therapy, Inc.                                  39,877      1,988,267        0.0%
    Utah Medical Products, Inc.                                 7,296        488,102        0.0%
#*  Varian Medical Systems, Inc.                               40,072      3,253,045        0.0%
*   Vascular Solutions, Inc.                                   43,901      1,534,340        0.0%
*   VCA, Inc.                                                 174,938     11,015,846        0.1%
*   Veeva Systems, Inc. Class A                                65,601      1,804,684        0.0%
#*  Versartis, Inc.                                             3,100         28,086        0.0%
*   Vertex Pharmaceuticals, Inc.                               24,122      2,034,450        0.0%
#*  Vitae Pharmaceuticals, Inc.                                 7,086         50,948        0.0%
#*  VWR Corp.                                                  85,112      2,267,384        0.0%
*   Waters Corp.                                               26,378      3,433,361        0.0%
*   WellCare Health Plans, Inc.                               122,216     10,998,218        0.1%
#   West Pharmaceutical Services, Inc.                        117,099      8,337,449        0.1%
#*  Wright Medical Group NV                                    45,003        845,156        0.0%
*   Zafgen, Inc.                                                3,187         20,301        0.0%
    Zimmer Biomet Holdings, Inc.                               85,865      9,940,591        0.1%
    Zoetis, Inc.                                              171,864      8,082,764        0.1%
                                                                      --------------       ----
Total Health Care                                                      1,727,778,905       10.9%
                                                                      --------------       ----
Industrials -- (13.0%)
    3M Co.                                                    171,848     28,763,918        0.2%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#   AAON, Inc.                                                119,782 $ 3,176,619        0.0%
    AAR Corp.                                                  69,064   1,660,299        0.0%
    ABM Industries, Inc.                                      127,943   4,115,926        0.0%
    Acacia Research Corp.                                      71,606     345,141        0.0%
*   ACCO Brands Corp.                                         285,704   2,725,616        0.0%
*   Accuride Corp.                                             25,236      40,882        0.0%
    Acme United Corp.                                           2,302      38,881        0.0%
*   Active Power, Inc.                                            920         524        0.0%
    Actuant Corp. Class A                                     126,367   3,375,263        0.0%
#   Acuity Brands, Inc.                                        38,096   9,291,233        0.1%
    ADT Corp. (The)                                           510,723  21,440,152        0.1%
#   Advanced Drainage Systems, Inc.                            31,880     737,066        0.0%
#*  Advisory Board Co. (The)                                   76,923   2,433,844        0.0%
*   AECOM                                                     342,589  11,130,717        0.1%
*   Aegion Corp.                                               89,592   1,902,038        0.0%
*   AeroCentury Corp.                                           1,459      15,626        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         140,856   2,552,311        0.0%
#*  Aerovironment, Inc.                                        57,390   1,657,423        0.0%
#   AGCO Corp.                                                226,129  12,091,118        0.1%
#   Air Lease Corp.                                           264,259   8,054,614        0.1%
*   Air Transport Services Group, Inc.                        147,226   2,074,414        0.0%
    Aircastle, Ltd.                                            41,173     893,454        0.0%
    Alamo Group, Inc.                                          20,867   1,177,733        0.0%
#   Alaska Air Group, Inc.                                    263,148  18,533,514        0.1%
    Albany International Corp. Class A                         59,014   2,377,674        0.0%
    Allegiant Travel Co.                                       38,450   6,173,916        0.1%
    Allegion P.L.C.                                            83,230   5,447,403        0.0%
    Allied Motion Technologies, Inc.                           31,734     683,868        0.0%
    Allison Transmission Holdings, Inc.                       447,921  12,904,604        0.1%
    Altra Industrial Motion Corp.                              73,606   2,112,492        0.0%
    AMERCO                                                     36,423  12,820,896        0.1%
*   Ameresco, Inc. Class A                                     37,184     166,212        0.0%
    American Airlines Group, Inc.                             199,017   6,903,900        0.1%
    American Railcar Industries, Inc.                          39,572   1,622,848        0.0%
#   American Science & Engineering, Inc.                       13,726     393,250        0.0%
#*  American Superconductor Corp.                                 952       9,482        0.0%
*   American Woodmark Corp.                                    52,815   3,847,045        0.0%
    AMETEK, Inc.                                              258,282  12,420,781        0.1%
*   AMREP Corp.                                                 9,572      42,595        0.0%
    AO Smith Corp.                                            105,800   8,169,876        0.1%
    Apogee Enterprises, Inc.                                   87,201   3,613,609        0.0%
#   Applied Industrial Technologies, Inc.                      90,890   4,165,489        0.0%
*   ARC Document Solutions, Inc.                              121,704     501,420        0.0%
    ArcBest Corp.                                              42,847     817,949        0.0%
    Argan, Inc.                                                62,593   2,139,429        0.0%
*   Armstrong Flooring, Inc.                                   66,857     973,438        0.0%
*   Armstrong World Industries, Inc.                          133,715   5,456,909        0.0%
*   Arotech Corp.                                               5,156      18,665        0.0%
    Astec Industries, Inc.                                     55,582   2,690,169        0.0%
*   Astronics Corp.                                            41,049   1,516,761        0.0%
*   Astronics Corp. Class B                                    15,541     574,628        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         67,257   2,686,245        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   Avalon Holdings Corp. Class A                               1,202 $     2,284        0.0%
*   Avis Budget Group, Inc.                                   310,861   7,802,611        0.1%
    AZZ, Inc.                                                  71,523   3,928,043        0.0%
#   B/E Aerospace, Inc.                                        96,177   4,677,088        0.0%
*   Babcock & Wilcox Enterprises, Inc.                        121,825   2,783,701        0.0%
    Barnes Group, Inc.                                        129,504   4,207,585        0.0%
#   Barrett Business Services, Inc.                            13,746     426,263        0.0%
*   Beacon Roofing Supply, Inc.                               112,324   4,799,605        0.0%
*   BlueLinx Holdings, Inc.                                    86,144      57,716        0.0%
*   BMC Stock Holdings, Inc.                                   20,615     361,793        0.0%
#   Boeing Co. (The)                                          141,970  19,137,556        0.1%
    Brady Corp. Class A                                        86,301   2,286,113        0.0%
    Briggs & Stratton Corp.                                    95,581   2,023,450        0.0%
    Brink's Co. (The)                                         162,929   5,513,517        0.0%
#*  Broadwind Energy, Inc.                                      2,072       7,003        0.0%
#*  Builders FirstSource, Inc.                                184,187   2,042,634        0.0%
    BWX Technologies, Inc.                                    190,448   6,359,059        0.1%
*   CAI International, Inc.                                    39,300     401,646        0.0%
    Carlisle Cos., Inc.                                       108,618  11,068,174        0.1%
*   Casella Waste Systems, Inc. Class A                        89,898     643,670        0.0%
#   Caterpillar, Inc.                                         543,284  42,224,032        0.3%
*   CBIZ, Inc.                                                141,452   1,439,981        0.0%
    CDI Corp.                                                  32,781     234,384        0.0%
    CEB, Inc.                                                  60,825   3,752,294        0.0%
#   CECO Environmental Corp.                                   38,024     250,958        0.0%
    Celadon Group, Inc.                                        71,433     719,330        0.0%
#   CH Robinson Worldwide, Inc.                                67,324   4,777,984        0.0%
*   Chart Industries, Inc.                                     87,094   2,241,800        0.0%
    Chicago Bridge & Iron Co. NV                              252,776  10,174,234        0.1%
    Chicago Rivet & Machine Co.                                   653      15,946        0.0%
#   Cintas Corp.                                               77,276   6,937,839        0.1%
    CIRCOR International, Inc.                                 37,257   2,103,158        0.0%
*   Civeo Corp.                                               196,714     299,005        0.0%
#   CLARCOR, Inc.                                             126,771   7,450,332        0.1%
#*  Clean Harbors, Inc.                                       147,749   7,298,801        0.1%
#*  Colfax Corp.                                              214,044   6,941,447        0.1%
    Columbus McKinnon Corp.                                    40,151     662,893        0.0%
    Comfort Systems USA, Inc.                                 112,001   3,302,909        0.0%
#*  Command Security Corp.                                     10,654      26,742        0.0%
*   Commercial Vehicle Group, Inc.                             35,269      90,641        0.0%
    Compx International, Inc.                                   3,471      37,053        0.0%
*   Continental Building Products, Inc.                        86,777   1,701,697        0.0%
*   Continental Materials Corp.                                 1,019      15,112        0.0%
#   Copa Holdings SA Class A                                   52,939   3,374,861        0.0%
#*  Copart, Inc.                                              204,025   8,740,431        0.1%
#   Covanta Holding Corp.                                     335,755   5,459,376        0.0%
*   Covenant Transportation Group, Inc. Class A                53,509   1,065,364        0.0%
*   CPI Aerostructures, Inc.                                    8,781      60,589        0.0%
*   CRA International, Inc.                                    19,220     417,074        0.0%
    Crane Co.                                                 143,696   7,985,187        0.1%
    CSX Corp.                                                 995,114  27,136,759        0.2%
    Cubic Corp.                                                44,080   1,832,406        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#   Cummins, Inc.                                             131,613 $15,402,669        0.1%
    Curtiss-Wright Corp.                                      121,999   9,342,683        0.1%
    Danaher Corp.                                             363,016  35,121,798        0.2%
#   Deere & Co.                                               165,751  13,941,317        0.1%
    Delta Air Lines, Inc.                                     458,693  19,113,737        0.1%
#   Deluxe Corp.                                              128,380   8,059,696        0.1%
*   DigitalGlobe, Inc.                                        159,506   3,534,653        0.0%
#   Donaldson Co., Inc.                                       213,983   6,992,964        0.1%
    Douglas Dynamics, Inc.                                     87,705   2,009,322        0.0%
    Dover Corp.                                               211,747  13,911,778        0.1%
*   Ducommun, Inc.                                             19,169     304,979        0.0%
    Dun & Bradstreet Corp. (The)                               40,860   4,511,353        0.0%
#*  DXP Enterprises, Inc.                                      30,308     662,230        0.0%
#*  Dycom Industries, Inc.                                    108,398   7,652,899        0.1%
#   Dynamic Materials Corp.                                    21,782     212,810        0.0%
    Eastern Co. (The)                                           6,782     113,327        0.0%
    Eaton Corp. P.L.C.                                        216,186  13,678,088        0.1%
*   Echo Global Logistics, Inc.                                65,696   1,535,316        0.0%
    Ecology and Environment, Inc. Class A                       3,767      41,249        0.0%
    EMCOR Group, Inc.                                         153,315   7,432,711        0.1%
    Emerson Electric Co.                                      343,706  18,776,659        0.1%
    Encore Wire Corp.                                          46,130   1,764,472        0.0%
#*  Energy Focus, Inc.                                             54         421        0.0%
*   Energy Recovery, Inc.                                      58,749     714,388        0.0%
    EnerSys                                                   117,408   6,853,105        0.1%
*   Engility Holdings, Inc.                                    30,590     601,705        0.0%
    Ennis, Inc.                                                60,538   1,182,913        0.0%
    EnPro Industries, Inc.                                     40,849   2,392,934        0.0%
    EnviroStar, Inc.                                              100         369        0.0%
    Equifax, Inc.                                             102,070  12,273,917        0.1%
    ESCO Technologies, Inc.                                    57,050   2,195,284        0.0%
    Espey Manufacturing & Electronics Corp.                     4,614     113,043        0.0%
    Essendant, Inc.                                            85,352   2,627,988        0.0%
*   Esterline Technologies Corp.                               69,475   4,770,153        0.0%
#   Expeditors International of Washington, Inc.               83,843   4,159,451        0.0%
    Exponent, Inc.                                             65,476   3,263,324        0.0%
#   Fastenal Co.                                              127,276   5,955,244        0.1%
    Federal Signal Corp.                                      230,431   3,154,600        0.0%
    FedEx Corp.                                               251,048  41,450,535        0.3%
#   Flowserve Corp.                                           182,926   8,928,618        0.1%
    Fluor Corp.                                               205,155  11,213,772        0.1%
#   Fortune Brands Home & Security, Inc.                      126,303   6,998,449        0.1%
    Forward Air Corp.                                          75,192   3,427,251        0.0%
*   Franklin Covey Co.                                         39,267     646,727        0.0%
    Franklin Electric Co., Inc.                                92,019   2,906,880        0.0%
    FreightCar America, Inc.                                   38,983     668,558        0.0%
*   FTI Consulting, Inc.                                      141,348   5,696,324        0.0%
*   Fuel Tech, Inc.                                            30,552      52,549        0.0%
    G&K Services, Inc. Class A                                 57,482   4,061,103        0.0%
#   GATX Corp.                                                 77,786   3,573,489        0.0%
*   Gencor Industries, Inc.                                     6,378      92,035        0.0%
#*  Generac Holdings, Inc.                                    103,283   3,937,148        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Industrials -- (Continued)
#   General Cable Corp.                                         166,267 $  2,600,416        0.0%
    General Dynamics Corp.                                      109,542   15,392,842        0.1%
    General Electric Co.                                      3,748,360  115,262,070        0.7%
#*  Genesee & Wyoming, Inc. Class A                             109,168    7,107,928        0.1%
*   Gibraltar Industries, Inc.                                   62,097    1,642,466        0.0%
    Global Brass & Copper Holdings, Inc.                         48,409    1,311,884        0.0%
    Global Power Equipment Group, Inc.                           23,539       54,375        0.0%
#*  Golden Ocean Group, Ltd.                                    101,299       87,826        0.0%
*   Goldfield Corp. (The)                                        18,424       36,848        0.0%
#   Gorman-Rupp Co. (The)                                        40,313    1,140,455        0.0%
*   GP Strategies Corp.                                          58,912    1,375,006        0.0%
#   Graco, Inc.                                                  82,089    6,434,957        0.1%
#   Graham Corp.                                                 17,619      326,128        0.0%
    Granite Construction, Inc.                                   78,002    3,478,109        0.0%
*   Great Lakes Dredge & Dock Corp.                             142,215      649,923        0.0%
#   Greenbrier Cos., Inc. (The)                                  47,338    1,419,667        0.0%
    Griffon Corp.                                                98,568    1,558,360        0.0%
    H&E Equipment Services, Inc.                                109,969    2,224,673        0.0%
    Hardinge, Inc.                                               16,040      208,520        0.0%
    Harsco Corp.                                                198,835    1,409,740        0.0%
*   Hawaiian Holdings, Inc.                                     221,730    9,328,181        0.1%
#*  HC2 Holdings, Inc.                                           10,474       40,430        0.0%
*   HD Supply Holdings, Inc.                                    127,275    4,362,987        0.0%
#   Healthcare Services Group, Inc.                              61,585    2,330,992        0.0%
#   Heartland Express, Inc.                                     262,223    4,748,859        0.0%
#   HEICO Corp.                                                  58,294    3,574,005        0.0%
    HEICO Corp. Class A                                          86,810    4,442,936        0.0%
    Heidrick & Struggles International, Inc.                     49,096      968,664        0.0%
*   Heritage-Crystal Clean, Inc.                                  7,298       75,899        0.0%
    Herman Miller, Inc.                                         192,277    5,800,997        0.0%
*   Hertz Global Holdings, Inc.                                 783,751    7,257,534        0.1%
#   Hexcel Corp.                                                195,862    8,866,673        0.1%
*   Hill International, Inc.                                     51,954      220,285        0.0%
    Hillenbrand, Inc.                                           197,054    5,972,707        0.1%
    HNI Corp.                                                   121,791    5,324,703        0.0%
    Honeywell International, Inc.                               225,549   25,773,484        0.2%
    Houston Wire & Cable Co.                                     30,850      225,513        0.0%
*   Hub Group, Inc. Class A                                      97,146    3,742,064        0.0%
    Hubbell, Inc.                                               104,726   11,075,822        0.1%
    Hudson Global, Inc.                                          43,679      113,129        0.0%
    Huntington Ingalls Industries, Inc.                         119,887   17,356,041        0.1%
    Hurco Cos., Inc.                                             13,995      453,158        0.0%
*   Huron Consulting Group, Inc.                                 50,182    2,790,621        0.0%
    Hyster-Yale Materials Handling, Inc.                         29,406    1,801,117        0.0%
*   ICF International, Inc.                                      42,911    1,689,406        0.0%
    IDEX Corp.                                                  154,491   12,652,813        0.1%
*   IHS, Inc. Class A                                            56,284    6,933,063        0.1%
    Illinois Tool Works, Inc.                                   102,413   10,704,207        0.1%
    Ingersoll-Rand P.L.C.                                       279,530   18,320,396        0.1%
#*  InnerWorkings, Inc.                                          66,030      539,465        0.0%
*   Innovative Solutions & Support, Inc.                         19,910       55,151        0.0%
    Insperity, Inc.                                              65,250    3,443,242        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Insteel Industries, Inc.                                   43,715 $ 1,267,298        0.0%
*   Integrated Electrical Services, Inc.                       20,151     243,223        0.0%
    Interface, Inc.                                           140,699   2,394,697        0.0%
#   International Shipholding Corp.                             8,363      20,907        0.0%
#*  Intersections, Inc.                                        30,961      73,997        0.0%
    ITT Corp.                                                 234,864   9,011,732        0.1%
*   Jacobs Engineering Group, Inc.                            208,012   9,273,175        0.1%
    JB Hunt Transport Services, Inc.                           61,308   5,081,207        0.0%
*   JetBlue Airways Corp.                                     874,966  17,315,577        0.1%
    John Bean Technologies Corp.                               51,321   2,675,877        0.0%
#   Joy Global, Inc.                                          161,256   3,434,753        0.0%
    Kadant, Inc.                                               17,092     809,306        0.0%
#   Kaman Corp.                                                84,492   3,556,268        0.0%
#   Kansas City Southern                                      116,657  11,053,251        0.1%
    KAR Auction Services, Inc.                                359,196  13,505,770        0.1%
    KBR, Inc.                                                 286,272   4,454,392        0.0%
    Kelly Services, Inc. Class A                               84,006   1,576,793        0.0%
    Kelly Services, Inc. Class B                                1,275      23,103        0.0%
#   Kennametal, Inc.                                          219,797   5,138,854        0.0%
*   Key Technology, Inc.                                        7,462      66,785        0.0%
    Kforce, Inc.                                               99,220   1,886,172        0.0%
    Kimball International, Inc. Class B                       114,202   1,329,311        0.0%
*   Kirby Corp.                                               141,028   9,000,407        0.1%
*   KLX, Inc.                                                  79,129   2,668,230        0.0%
#   Knight Transportation, Inc.                               281,835   7,488,356        0.1%
    Knoll, Inc.                                               154,151   3,599,426        0.0%
    Korn/Ferry International                                  110,421   2,996,826        0.0%
#*  Kratos Defense & Security Solutions, Inc.                 164,415     873,044        0.0%
    L-3 Communications Holdings, Inc.                          88,731  11,670,788        0.1%
#   Landstar System, Inc.                                      70,807   4,641,399        0.0%
*   Lawson Products, Inc.                                      12,431     243,523        0.0%
*   Layne Christensen Co.                                      34,483     306,554        0.0%
    LB Foster Co. Class A                                      18,418     362,466        0.0%
    Lennox International, Inc.                                 54,898   7,408,485        0.1%
    Lincoln Electric Holdings, Inc.                           172,479  10,809,259        0.1%
#   Lindsay Corp.                                              20,998   1,605,507        0.0%
*   LMI Aerospace, Inc.                                        21,661     190,400        0.0%
    Lockheed Martin Corp.                                      64,642  15,021,508        0.1%
    LS Starrett Co. (The) Class A                              10,357     112,063        0.0%
    LSI Industries, Inc.                                       63,529     803,642        0.0%
*   Lydall, Inc.                                               31,697   1,166,133        0.0%
    Macquarie Infrastructure Corp.                             36,394   2,561,774        0.0%
#*  Manitex International, Inc.                                 2,123      14,097        0.0%
#   Manitowoc Co., Inc. (The)                                 321,476   1,832,413        0.0%
#*  Manitowoc Foodservice, Inc.                               321,476   4,825,355        0.0%
    ManpowerGroup, Inc.                                       111,195   8,565,351        0.1%
    Marten Transport, Ltd.                                     63,332   1,181,775        0.0%
    Masco Corp.                                               163,229   5,012,763        0.0%
*   MasTec, Inc.                                              193,653   4,388,177        0.0%
*   Mastech Holdings, Inc.                                      3,567      24,862        0.0%
    Matson, Inc.                                              124,416   4,837,294        0.0%
    Matthews International Corp. Class A                       61,646   3,245,045        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    McGrath RentCorp                                           46,913 $ 1,143,739        0.0%
*   Mercury Systems, Inc.                                      64,436   1,354,445        0.0%
*   Meritor, Inc.                                             223,621   1,900,778        0.0%
*   MFRI, Inc.                                                  6,501      45,377        0.0%
#*  Middleby Corp. (The)                                       58,221   6,383,350        0.1%
    Miller Industries, Inc.                                    16,917     359,655        0.0%
*   Mistras Group, Inc.                                        52,249   1,273,308        0.0%
#   Mobile Mini, Inc.                                         118,152   3,810,402        0.0%
*   Moog, Inc. Class A                                         81,609   3,987,416        0.0%
*   Moog, Inc. Class B                                          6,265     301,722        0.0%
*   MRC Global, Inc.                                          333,136   4,657,241        0.0%
    MSA Safety, Inc.                                           99,695   4,794,333        0.0%
    MSC Industrial Direct Co., Inc. Class A                   112,505   8,719,137        0.1%
    Mueller Industries, Inc.                                  123,831   3,908,106        0.0%
    Mueller Water Products, Inc. Class A                      598,400   6,432,800        0.1%
    Multi-Color Corp.                                          48,383   2,894,755        0.0%
*   MYR Group, Inc.                                            61,644   1,572,538        0.0%
#   National Presto Industries, Inc.                           10,320     899,801        0.0%
*   Navigant Consulting, Inc.                                 121,694   1,942,236        0.0%
*   NCI Building Systems, Inc.                                 19,948     294,034        0.0%
    Nielsen Holdings P.L.C.                                   424,928  22,155,746        0.2%
*   NL Industries, Inc.                                        66,217     203,286        0.0%
    NN, Inc.                                                   74,197   1,115,923        0.0%
#   Nordson Corp.                                             115,673   8,875,589        0.1%
    Norfolk Southern Corp.                                    223,703  20,157,877        0.1%
*   Nortek, Inc.                                                3,273     154,355        0.0%
    Northrop Grumman Corp.                                     73,523  15,164,854        0.1%
*   Northwest Pipe Co.                                         15,204     164,051        0.0%
*   NOW, Inc.                                                  89,850   1,622,691        0.0%
#*  NV5 Global, Inc.                                            5,287     131,276        0.0%
#*  Old Dominion Freight Line, Inc.                           230,228  15,206,559        0.1%
    Omega Flex, Inc.                                            8,973     295,571        0.0%
*   On Assignment, Inc.                                       133,409   4,810,729        0.0%
    Orbital ATK, Inc.                                         164,743  14,332,641        0.1%
#*  Orion Energy Systems, Inc.                                 30,093      44,538        0.0%
*   Orion Marine Group, Inc.                                   34,844     203,489        0.0%
#   Oshkosh Corp.                                             231,655  11,316,347        0.1%
    Owens Corning                                             261,607  12,052,234        0.1%
#   PACCAR, Inc.                                              296,259  17,452,618        0.1%
*   PAM Transportation Services, Inc.                           4,682     115,692        0.0%
    Park-Ohio Holdings Corp.                                   28,653     729,219        0.0%
    Parker-Hannifin Corp.                                     175,158  20,321,831        0.1%
*   Patrick Industries, Inc.                                   72,906   3,342,740        0.0%
*   Patriot Transportation Holding, Inc.                        3,487      72,146        0.0%
*   Pendrell Corp.                                             67,532      34,772        0.0%
#   Pentair P.L.C.                                            193,118  11,216,293        0.1%
*   Performant Financial Corp.                                119,747     214,347        0.0%
*   PGT, Inc.                                                 190,039   1,989,708        0.0%
#   Pitney Bowes, Inc.                                        212,904   4,464,597        0.0%
#*  Plug Power, Inc.                                            2,629       5,416        0.0%
*   Ply Gem Holdings, Inc.                                     51,249     750,798        0.0%
    Powell Industries, Inc.                                    21,001     653,551        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#*  Power Solutions International, Inc.                         2,080 $    26,936        0.0%
*   PowerSecure International, Inc.                            64,409   1,205,736        0.0%
#   Preformed Line Products Co.                                 8,209     344,532        0.0%
#   Primoris Services Corp.                                   131,113   3,066,733        0.0%
*   Proto Labs, Inc.                                           15,437     923,596        0.0%
    Providence and Worcester Railroad Co.                       3,494      55,555        0.0%
    Quad/Graphics, Inc.                                        21,453     269,235        0.0%
    Quanex Building Products Corp.                             89,144   1,679,473        0.0%
*   Quanta Services, Inc.                                     307,375   7,290,935        0.1%
*   Radiant Logistics, Inc.                                    38,901     153,270        0.0%
#   Raven Industries, Inc.                                     97,890   1,575,050        0.0%
    Raytheon Co.                                              159,417  20,142,338        0.1%
#*  RBC Bearings, Inc.                                         46,627   3,417,759        0.0%
    RCM Technologies, Inc.                                     15,191      79,601        0.0%
    Regal Beloit Corp.                                         90,318   5,818,286        0.1%
    Republic Services, Inc.                                   387,038  18,217,879        0.1%
    Resources Connection, Inc.                                 99,846   1,474,725        0.0%
*   Rexnord Corp.                                             245,121   5,343,638        0.0%
*   Roadrunner Transportation Systems, Inc.                    74,195     876,985        0.0%
    Robert Half International, Inc.                            74,722   2,862,600        0.0%
#   Rockwell Automation, Inc.                                  70,845   8,038,782        0.1%
#   Rockwell Collins, Inc.                                     69,385   6,119,063        0.1%
#   Rollins, Inc.                                             156,277   4,199,163        0.0%
#   Roper Technologies, Inc.                                   78,818  13,879,062        0.1%
*   RPX Corp.                                                 124,871   1,383,571        0.0%
#   RR Donnelley & Sons Co.                                   413,490   7,194,726        0.1%
*   Rush Enterprises, Inc. Class A                             65,683   1,293,298        0.0%
*   Rush Enterprises, Inc. Class B                              8,637     167,990        0.0%
#   Ryder System, Inc.                                        174,036  11,994,561        0.1%
*   Saia, Inc.                                                 85,927   2,485,009        0.0%
#*  Sensata Technologies Holding NV                           145,431   5,478,386        0.0%
    Servotronics, Inc.                                          1,473      12,764        0.0%
*   SIFCO Industries, Inc.                                      7,118      75,949        0.0%
    Simpson Manufacturing Co., Inc.                            90,552   3,404,755        0.0%
    SkyWest, Inc.                                              91,028   2,139,158        0.0%
*   SL Industries, Inc.                                        11,694     467,526        0.0%
    Snap-on, Inc.                                              70,661  11,254,884        0.1%
#*  SolarCity Corp.                                            55,287   1,676,302        0.0%
    Southwest Airlines Co.                                    765,530  34,150,293        0.2%
*   SP Plus Corp.                                              26,773     596,502        0.0%
*   Sparton Corp.                                              11,200     240,352        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 202,491   9,547,451        0.1%
*   Spirit Airlines, Inc.                                     190,319   8,360,714        0.1%
#   SPX Corp.                                                  80,563   1,297,064        0.0%
*   SPX FLOW, Inc.                                             80,563   2,413,667        0.0%
    Standex International Corp.                                35,926   2,755,165        0.0%
    Stanley Black & Decker, Inc.                              166,867  18,675,755        0.1%
    Steelcase, Inc. Class A                                   251,863   3,843,429        0.0%
#*  Stericycle, Inc.                                           37,601   3,593,152        0.0%
#*  Sterling Construction Co., Inc.                            23,323     122,213        0.0%
#   Sun Hydraulics Corp.                                       57,326   2,028,194        0.0%
    Supreme Industries, Inc. Class A                           14,584     181,279        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#*  Swift Transportation Co.                                  238,044 $ 3,956,291        0.0%
    TAL International Group, Inc.                              86,087   1,472,088        0.0%
#*  Taser International, Inc.                                  82,399   1,504,606        0.0%
*   Team, Inc.                                                 62,853   1,805,767        0.0%
#*  Teledyne Technologies, Inc.                                91,668   8,520,541        0.1%
    Tennant Co.                                                46,333   2,474,646        0.0%
    Terex Corp.                                               221,004   5,279,786        0.0%
    Tetra Tech, Inc.                                          149,854   4,405,708        0.0%
#   Textainer Group Holdings, Ltd.                             82,635   1,275,058        0.0%
    Textron, Inc.                                             320,497  12,396,824        0.1%
#*  Thermon Group Holdings, Inc.                               45,816     858,592        0.0%
    Timken Co. (The)                                          191,555   6,825,105        0.1%
    Titan International, Inc.                                 105,661     700,532        0.0%
#*  Titan Machinery, Inc.                                      34,120     443,560        0.0%
    Toro Co. (The)                                             62,434   5,397,419        0.0%
#*  TransDigm Group, Inc.                                      20,390   4,646,269        0.0%
*   TRC Cos., Inc.                                             31,592     270,428        0.0%
*   Trex Co., Inc.                                             67,119   3,184,797        0.0%
*   TriMas Corp.                                               79,260   1,434,606        0.0%
*   TriNet Group, Inc.                                         49,016     814,646        0.0%
#   Trinity Industries, Inc.                                  445,173   8,685,325        0.1%
#   Triumph Group, Inc.                                       119,130   4,310,123        0.0%
*   TrueBlue, Inc.                                             95,516   1,785,194        0.0%
*   Tutor Perini Corp.                                        112,788   1,784,306        0.0%
    Twin Disc, Inc.                                            22,640     299,980        0.0%
    Tyco International P.L.C.                                 290,294  11,182,125        0.1%
*   Ultralife Corp.                                            19,679      92,885        0.0%
    UniFirst Corp.                                             29,453   3,192,116        0.0%
    Union Pacific Corp.                                       692,103  60,372,145        0.4%
*   United Continental Holdings, Inc.                         436,585  19,999,959        0.1%
#   United Parcel Service, Inc. Class B                       130,524  13,714,157        0.1%
#*  United Rentals, Inc.                                      257,532  17,236,617        0.1%
    United Technologies Corp.                                 628,226  65,567,948        0.4%
    Universal Forest Products, Inc.                            34,238   2,624,343        0.0%
    Universal Truckload Services, Inc.                         27,780     396,143        0.0%
    US Ecology, Inc.                                           65,065   2,929,877        0.0%
*   USA Truck, Inc.                                            21,309     377,595        0.0%
#*  USG Corp.                                                 188,059   5,079,474        0.0%
#   Valmont Industries, Inc.                                   48,972   6,874,689        0.1%
*   Vectrus, Inc.                                              17,994     387,951        0.0%
*   Verisk Analytics, Inc.                                     82,023   6,363,344        0.1%
#*  Veritiv Corp.                                               7,560     310,111        0.0%
*   Versar, Inc.                                               15,761      40,191        0.0%
    Viad Corp.                                                 44,598   1,326,790        0.0%
*   Vicor Corp.                                                34,427     330,155        0.0%
*   Virco Manufacturing Corp.                                  11,119      35,581        0.0%
*   Volt Information Sciences, Inc.                            23,850     179,113        0.0%
    VSE Corp.                                                  10,418     646,333        0.0%
*   Wabash National Corp.                                     236,122   3,364,738        0.0%
*   WABCO Holdings, Inc.                                       58,810   6,596,130        0.1%
#   Wabtec Corp.                                              102,317   8,485,149        0.1%
#   Waste Connections, Inc.                                   257,678  17,336,576        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Industrials -- (Continued)
    Waste Management, Inc.                                      233,510 $   13,728,053        0.1%
    Watsco, Inc.                                                 61,345      8,249,062        0.1%
    Watsco, Inc. Class B                                          5,058        691,024        0.0%
    Watts Water Technologies, Inc. Class A                       51,100      2,854,957        0.0%
    Werner Enterprises, Inc.                                    213,508      5,410,293        0.0%
#*  Wesco Aircraft Holdings, Inc.                               162,147      2,339,781        0.0%
#*  WESCO International, Inc.                                   105,226      6,186,237        0.1%
    West Corp.                                                  122,486      2,624,875        0.0%
*   Willdan Group, Inc.                                          16,716        179,697        0.0%
#*  Willis Lease Finance Corp.                                    8,926        215,831        0.0%
#   Woodward, Inc.                                              156,896      8,505,332        0.1%
#   WW Grainger, Inc.                                            36,977      8,671,846        0.1%
#*  XPO Logistics, Inc.                                         222,666      6,711,153        0.1%
    Xylem, Inc.                                                 318,602     13,311,192        0.1%
#*  YRC Worldwide, Inc.                                          61,697        567,612        0.0%
                                                                        --------------       ----
Total Industrials                                                        2,270,928,178       14.4%
                                                                        --------------       ----
Information Technology -- (15.1%)
#*  3D Systems Corp.                                             49,622        877,813        0.0%
    Accenture P.L.C. Class A                                    139,322     15,732,240        0.1%
#*  ACI Worldwide, Inc.                                         285,143      5,700,009        0.0%
    Activision Blizzard, Inc.                                   682,052     23,510,332        0.2%
*   Actua Corp.                                                 111,380      1,055,882        0.0%
*   Acxiom Corp.                                                149,338      3,280,956        0.0%
*   ADDvantage Technologies Group, Inc.                           7,817         14,540        0.0%
*   Adobe Systems, Inc.                                          51,657      4,867,123        0.0%
    ADTRAN, Inc.                                                 96,668      1,867,626        0.0%
*   Advanced Energy Industries, Inc.                             86,123      2,786,079        0.0%
*   Aehr Test Systems                                             4,518          6,416        0.0%
*   Agilysys, Inc.                                               63,001        672,851        0.0%
#*  Akamai Technologies, Inc.                                   157,277      8,019,554        0.1%
*   Alliance Data Systems Corp.                                  39,407      8,011,837        0.1%
#*  Alliance Fiber Optic Products, Inc.                          41,363        766,043        0.0%
*   Alpha & Omega Semiconductor, Ltd.                            62,483        811,654        0.0%
*   Alphabet, Inc. Class A                                       81,193     57,474,901        0.4%
*   Alphabet, Inc. Class C                                       86,171     59,717,365        0.4%
    Amdocs, Ltd.                                                133,008      7,520,272        0.1%
    American Software, Inc. Class A                              46,319        423,356        0.0%
*   Amkor Technology, Inc.                                      343,893      1,963,629        0.0%
#   Amphenol Corp. Class A                                      131,379      7,334,890        0.1%
#*  Amtech Systems, Inc.                                         16,226        101,413        0.0%
    Analog Devices, Inc.                                        168,600      9,495,552        0.1%
*   Angie's List, Inc.                                           49,651        434,446        0.0%
*   Anixter International, Inc.                                  61,285      3,818,056        0.0%
#*  ANSYS, Inc.                                                  91,726      8,325,969        0.1%
    Apple, Inc.                                               3,294,240    308,802,058        2.0%
    Applied Materials, Inc.                                     469,595      9,612,610        0.1%
#*  Applied Optoelectronics, Inc.                                 5,228         58,554        0.0%
#*  Arista Networks, Inc.                                        56,520      3,765,362        0.0%
#*  ARRIS International P.L.C.                                  501,102     11,410,093        0.1%
*   Arrow Electronics, Inc.                                     231,515     14,377,081        0.1%
#*  Aspen Technology, Inc.                                       88,058      3,348,846        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Astro-Med, Inc.                                             9,339 $   133,734        0.0%
*   Autobytel, Inc.                                             3,757      62,366        0.0%
#*  Autodesk, Inc.                                             41,500   2,482,530        0.0%
    Automatic Data Processing, Inc.                            96,437   8,528,888        0.1%
*   AVG Technologies NV                                       124,749   2,470,030        0.0%
*   Aviat Networks, Inc.                                       88,527      67,546        0.0%
*   Avid Technology, Inc.                                      87,037     485,666        0.0%
    Avnet, Inc.                                               253,794  10,436,009        0.1%
    AVX Corp.                                                 234,355   3,098,173        0.0%
*   Aware, Inc.                                                27,858     116,168        0.0%
*   Axcelis Technologies, Inc.                                310,123     886,952        0.0%
*   AXT, Inc.                                                 103,221     265,278        0.0%
#   Badger Meter, Inc.                                         38,738   2,763,182        0.0%
*   Bankrate, Inc.                                            141,001   1,288,749        0.0%
#*  Barracuda Networks, Inc.                                   57,274   1,009,168        0.0%
    Bel Fuse, Inc. Class A                                      4,354      68,140        0.0%
    Bel Fuse, Inc. Class B                                     15,126     251,999        0.0%
    Belden, Inc.                                               80,507   5,083,212        0.0%
*   Benchmark Electronics, Inc.                                86,360   1,677,111        0.0%
    Black Box Corp.                                            46,124     674,333        0.0%
    Blackbaud, Inc.                                            75,206   4,645,475        0.0%
*   Blackhawk Network Holdings, Inc.                          140,903   4,527,213        0.0%
*   Blucora, Inc.                                              75,507     604,811        0.0%
    Booz Allen Hamilton Holding Corp.                         164,821   4,544,115        0.0%
#*  Bottomline Technologies de, Inc.                           63,828   1,567,616        0.0%
    Broadcom, Ltd.                                             47,515   6,925,311        0.1%
    Broadridge Financial Solutions, Inc.                      127,150   7,608,656        0.1%
#*  BroadSoft, Inc.                                             2,789     109,231        0.0%
#*  BroadVision, Inc.                                           6,453      42,009        0.0%
    Brocade Communications Systems, Inc.                      998,539   9,595,960        0.1%
    Brooks Automation, Inc.                                   194,491   1,839,885        0.0%
*   BSQUARE Corp.                                              30,337     189,000        0.0%
    CA, Inc.                                                  502,824  14,913,760        0.1%
    Cabot Microelectronics Corp.                               52,937   2,217,531        0.0%
*   CACI International, Inc. Class A                           70,488   6,777,421        0.1%
*   Cadence Design Systems, Inc.                              306,942   7,117,985        0.1%
*   CalAmp Corp.                                               93,192   1,395,084        0.0%
*   Calix, Inc.                                               143,467     994,226        0.0%
*   Carbonite, Inc.                                             1,300       9,802        0.0%
#*  Cardtronics, Inc.                                         160,452   6,325,018        0.1%
*   Cartesian, Inc.                                             3,573       6,074        0.0%
*   Cascade Microtech, Inc.                                    28,491     595,747        0.0%
#   Cass Information Systems, Inc.                             20,708   1,024,425        0.0%
#*  Cavium, Inc.                                               22,676   1,119,514        0.0%
    CDK Global, Inc.                                           40,195   1,912,076        0.0%
    CDW Corp.                                                 211,327   8,136,089        0.1%
*   Ceva, Inc.                                                 46,932   1,082,252        0.0%
*   Checkpoint Systems, Inc.                                   77,794     787,275        0.0%
*   CIBER, Inc.                                               262,652     609,353        0.0%
#*  Ciena Corp.                                               189,150   3,183,395        0.0%
#*  Cimpress NV                                                48,517   4,263,189        0.0%
#*  Cirrus Logic, Inc.                                        166,173   5,998,845        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
    Cisco Systems, Inc.                                       3,743,259 $102,902,190        0.7%
*   Citrix Systems, Inc.                                         62,810    5,140,370        0.0%
#*  Clearfield, Inc.                                             20,285      376,490        0.0%
#   Cognex Corp.                                                112,909    4,011,657        0.0%
*   Cognizant Technology Solutions Corp. Class A                134,760    7,865,941        0.1%
*   Coherent, Inc.                                               52,638    4,916,389        0.0%
    Cohu, Inc.                                                   57,027      659,232        0.0%
*   CommScope Holding Co., Inc.                                 378,216   11,501,549        0.1%
    Communications Systems, Inc.                                 17,110      110,017        0.0%
    Computer Sciences Corp.                                     187,037    6,196,536        0.1%
    Computer Task Group, Inc.                                    30,804      158,333        0.0%
    Comtech Telecommunications Corp.                             40,925      990,385        0.0%
    Concurrent Computer Corp.                                    14,271       86,482        0.0%
#   Convergys Corp.                                             178,498    4,730,197        0.0%
*   CoreLogic, Inc.                                             198,417    7,039,835        0.1%
    Corning, Inc.                                               544,127   10,158,851        0.1%
#*  CoStar Group, Inc.                                           19,600    3,867,276        0.0%
*   Covisint Corp.                                               46,719       86,430        0.0%
*   Cray, Inc.                                                   67,321    2,549,446        0.0%
*   Cree, Inc.                                                  197,722    4,846,166        0.0%
    CSG Systems International, Inc.                              99,355    4,409,375        0.0%
    CSP, Inc.                                                     2,797       18,264        0.0%
    CSRA, Inc.                                                  168,743    4,380,568        0.0%
    CTS Corp.                                                    53,696      889,743        0.0%
*   CyberOptics Corp.                                            10,031      176,044        0.0%
#   Cypress Semiconductor Corp.                                 614,037    5,544,754        0.0%
#   Daktronics, Inc.                                             95,453      830,441        0.0%
*   Datalink Corp.                                               55,757      447,729        0.0%
*   Demand Media, Inc.                                           64,844      381,931        0.0%
#*  Determine, Inc.                                                 538          764        0.0%
*   DHI Group, Inc.                                             201,490    1,432,594        0.0%
#   Diebold, Inc.                                               191,909    5,041,449        0.0%
*   Digi International, Inc.                                     49,325      521,365        0.0%
#*  Digimarc Corp.                                                7,043      210,234        0.0%
*   Diodes, Inc.                                                 91,672    1,706,933        0.0%
#   Dolby Laboratories, Inc. Class A                            127,299    6,060,705        0.1%
*   DSP Group, Inc.                                              44,128      419,216        0.0%
    DST Systems, Inc.                                            97,377   11,751,456        0.1%
*   DTS, Inc.                                                    44,313      966,910        0.0%
    EarthLink Holdings Corp.                                    323,471    1,879,367        0.0%
*   eBay, Inc.                                                  374,607    9,151,649        0.1%
#   Ebix, Inc.                                                   58,742    2,826,665        0.0%
*   EchoStar Corp. Class A                                      109,766    4,491,625        0.0%
*   Edgewater Technology, Inc.                                   10,488       89,148        0.0%
#   Electro Rent Corp.                                           42,528      425,705        0.0%
*   Electro Scientific Industries, Inc.                          52,324      368,884        0.0%
*   Electronic Arts, Inc.                                       123,119    7,614,910        0.1%
*   Electronics for Imaging, Inc.                                93,306    3,717,311        0.0%
*   Ellie Mae, Inc.                                              21,253    1,776,751        0.0%
*   eMagin Corp.                                                 12,094       21,527        0.0%
    EMC Corp.                                                 1,307,007   34,125,953        0.2%
*   Emcore Corp.                                                 55,153      314,372        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  Endurance International Group Holdings, Inc.                 64,824 $   694,265        0.0%
#*  EnerNOC, Inc.                                                67,602     461,046        0.0%
*   Entegris, Inc.                                              287,307   3,818,310        0.0%
#*  Envestnet, Inc.                                              26,663     836,685        0.0%
#*  EPAM Systems, Inc.                                           80,122   5,843,297        0.0%
    Epiq Systems, Inc.                                           64,249     948,958        0.0%
*   ePlus, Inc.                                                  12,730   1,023,365        0.0%
*   Euronet Worldwide, Inc.                                     108,819   8,389,945        0.1%
*   Everi Holdings, Inc.                                        189,908     319,045        0.0%
*   Everyday Health, Inc.                                         4,747      27,533        0.0%
*   Exar Corp.                                                  101,847     621,267        0.0%
*   ExlService Holdings, Inc.                                    63,162   3,056,409        0.0%
*   Extreme Networks, Inc.                                      155,567     546,040        0.0%
#*  F5 Networks, Inc.                                            32,518   3,406,261        0.0%
*   Fabrinet                                                     63,685   2,036,009        0.0%
*   Facebook, Inc. Class A                                      324,591  38,165,410        0.3%
#   Fair Isaac Corp.                                             78,655   8,393,275        0.1%
*   Fairchild Semiconductor International, Inc.                 338,537   6,770,740        0.1%
*   FalconStor Software, Inc.                                    50,770      53,816        0.0%
#*  FARO Technologies, Inc.                                      29,692     862,256        0.0%
#   FEI Co.                                                      66,114   5,885,468        0.0%
    Fidelity National Information Services, Inc.                312,918  20,590,004        0.1%
#*  Finisar Corp.                                               241,480   3,974,761        0.0%
*   FireEye, Inc.                                                42,598     739,075        0.0%
*   First Solar, Inc.                                           188,233  10,510,931        0.1%
*   Fiserv, Inc.                                                164,352  16,060,477        0.1%
*   FleetCor Technologies, Inc.                                  91,517  14,155,850        0.1%
*   Flextronics International, Ltd.                             830,798  10,094,196        0.1%
    FLIR Systems, Inc.                                          321,161   9,702,274        0.1%
*   FormFactor, Inc.                                            149,625   1,152,113        0.0%
    Forrester Research, Inc.                                     36,724   1,234,661        0.0%
*   Fortinet, Inc.                                               52,414   1,703,979        0.0%
*   Frequency Electronics, Inc.                                  10,710     108,492        0.0%
#*  Gartner, Inc.                                                40,378   3,519,750        0.0%
*   Genpact, Ltd.                                               387,422  10,805,200        0.1%
*   GigPeak, Inc.                                                 3,988       9,172        0.0%
    Global Payments, Inc.                                       295,531  21,331,415        0.1%
    GlobalScape, Inc.                                            11,741      39,919        0.0%
#*  Glu Mobile, Inc.                                             88,788     237,064        0.0%
#*  GrubHub, Inc.                                                49,625   1,301,168        0.0%
*   GSE Systems, Inc.                                            19,854      50,628        0.0%
*   GSI Group, Inc.                                              70,599   1,027,215        0.0%
#*  GSI Technology, Inc.                                         23,969      94,678        0.0%
#*  GTT Communications, Inc.                                     52,107     832,670        0.0%
#*  Guidewire Software, Inc.                                     53,843   3,067,436        0.0%
    Hackett Group, Inc. (The)                                    95,058   1,414,463        0.0%
*   Harmonic, Inc.                                              263,382     911,302        0.0%
    Harris Corp.                                                 92,992   7,440,290        0.1%
    Hewlett Packard Enterprise Co.                            1,807,285  30,109,368        0.2%
    HP, Inc.                                                  1,101,056  13,509,957        0.1%
#*  Hutchinson Technology, Inc.                                  36,975     134,959        0.0%
    IAC/InterActiveCorp                                         141,096   6,538,389        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   ID Systems, Inc.                                             15,829 $     81,994        0.0%
#*  Identiv, Inc.                                                 2,529        6,727        0.0%
*   IEC Electronics Corp.                                         9,658       40,467        0.0%
*   II-VI, Inc.                                                 112,751    2,353,113        0.0%
*   Imation Corp.                                                54,588       85,703        0.0%
*   Immersion Corp.                                              28,268      206,639        0.0%
#*  Infinera Corp.                                              187,103    2,224,655        0.0%
    Ingram Micro, Inc. Class A                                  312,395   10,918,205        0.1%
*   Innodata, Inc.                                               31,335       71,130        0.0%
*   Inphi Corp.                                                  35,425    1,051,060        0.0%
*   Insight Enterprises, Inc.                                    94,544    2,336,182        0.0%
*   Integrated Device Technology, Inc.                          293,754    5,663,577        0.0%
    Intel Corp.                                               5,001,878  151,456,866        1.0%
    Intelligent Systems Corp.                                       629        2,277        0.0%
#   InterDigital, Inc.                                          122,693    6,991,047        0.1%
*   Internap Corp.                                              164,053      374,041        0.0%
    International Business Machines Corp.                       211,713   30,897,395        0.2%
#   Intersil Corp. Class A                                      257,770    3,013,331        0.0%
*   inTEST Corp.                                                  3,806       14,463        0.0%
*   Intevac, Inc.                                                31,727      154,193        0.0%
*   IntraLinks Holdings, Inc.                                    94,353      840,685        0.0%
*   IntriCon Corp.                                                8,894       53,275        0.0%
    Intuit, Inc.                                                 54,398    5,488,214        0.0%
*   Inuvo, Inc.                                                  13,129       23,370        0.0%
#*  IPG Photonics Corp.                                         114,829    9,952,229        0.1%
*   Iteris, Inc.                                                 12,775       31,682        0.0%
*   Itron, Inc.                                                  77,215    3,175,081        0.0%
*   Ixia                                                        143,024    1,447,403        0.0%
    IXYS Corp.                                                   75,650      817,020        0.0%
#   j2 Global, Inc.                                             112,060    7,118,051        0.1%
#   Jabil Circuit, Inc.                                         578,018   10,034,392        0.1%
    Jack Henry & Associates, Inc.                               133,076   10,783,148        0.1%
    Juniper Networks, Inc.                                      304,260    7,119,684        0.1%
#*  Kemet Corp.                                                  66,332      153,890        0.0%
*   Key Tronic Corp.                                             14,320      102,102        0.0%
*   Keysight Technologies, Inc.                                 329,943    8,604,913        0.1%
*   Kimball Electronics, Inc.                                    38,844      424,953        0.0%
    KLA-Tencor Corp.                                            130,177    9,104,579        0.1%
#*  Knowles Corp.                                                65,185      871,523        0.0%
#*  Kopin Corp.                                                 102,311      169,836        0.0%
*   Kulicke & Soffa Industries, Inc.                            218,968    2,347,337        0.0%
*   KVH Industries, Inc.                                         26,931      262,847        0.0%
    Lam Research Corp.                                          151,919   11,606,612        0.1%
#*  Lattice Semiconductor Corp.                                 305,112    1,699,474        0.0%
#   Leidos Holdings, Inc.                                       174,812    8,672,423        0.1%
    Lexmark International, Inc. Class A                         164,792    6,360,971        0.1%
*   LGL Group, Inc. (The)                                         2,633        9,176        0.0%
*   Limelight Networks, Inc.                                    175,465      307,064        0.0%
#   Linear Technology Corp.                                     111,337    4,952,270        0.0%
*   LinkedIn Corp. Class A                                        7,704      965,388        0.0%
*   Lionbridge Technologies, Inc.                               165,081      823,754        0.0%
*   Liquidity Services, Inc.                                     12,281       68,528        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
    Littelfuse, Inc.                                             41,426 $  4,825,300        0.0%
*   Lumentum Holdings, Inc.                                      76,006    1,922,952        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  97,014    3,966,902        0.0%
#*  Magnachip Semiconductor Corp.                                61,702      318,382        0.0%
*   Manhattan Associates, Inc.                                  151,364    9,163,577        0.1%
    ManTech International Corp. Class A                          63,160    2,134,808        0.0%
    Marchex, Inc. Class B                                        38,409      163,238        0.0%
#   Marvell Technology Group, Ltd.                              546,773    5,456,795        0.0%
    MasterCard, Inc. Class A                                    227,276   22,043,499        0.2%
*   Mattersight Corp.                                             5,001       19,754        0.0%
*   Mattson Technology, Inc.                                    127,861      466,693        0.0%
    Maxim Integrated Products, Inc.                             114,934    4,105,442        0.0%
    MAXIMUS, Inc.                                               147,744    7,815,658        0.1%
*   MaxLinear, Inc. Class A                                      54,807      918,017        0.0%
*   Maxwell Technologies, Inc.                                   55,751      357,921        0.0%
*   MeetMe, Inc.                                                 17,594       60,171        0.0%
    Mentor Graphics Corp.                                       288,159    5,751,654        0.0%
#   Mesa Laboratories, Inc.                                       6,575      662,629        0.0%
    Methode Electronics, Inc.                                    94,564    2,811,388        0.0%
#   Microchip Technology, Inc.                                  316,129   15,360,708        0.1%
*   Micron Technology, Inc.                                     854,283    9,183,542        0.1%
*   Microsemi Corp.                                             247,518    8,363,633        0.1%
    Microsoft Corp.                                           3,539,615  176,520,600        1.1%
*   MicroStrategy, Inc. Class A                                  25,310    4,538,589        0.0%
    MKS Instruments, Inc.                                       131,192    4,704,545        0.0%
    MOCON, Inc.                                                   8,521      126,111        0.0%
#*  ModusLink Global Solutions, Inc.                            102,090      149,051        0.0%
*   MoneyGram International, Inc.                                59,535      366,140        0.0%
    Monolithic Power Systems, Inc.                               48,565    3,031,427        0.0%
    Monotype Imaging Holdings, Inc.                              73,042    1,609,115        0.0%
*   Monster Worldwide, Inc.                                     308,883      988,426        0.0%
*   MoSys, Inc.                                                  27,893       13,391        0.0%
    Motorola Solutions, Inc.                                     51,737    3,890,105        0.0%
    MTS Systems Corp.                                            38,174    2,146,142        0.0%
*   Multi-Fineline Electronix, Inc.                              51,369    1,181,487        0.0%
*   Nanometrics, Inc.                                            47,952      856,423        0.0%
*   NAPCO Security Technologies, Inc.                            17,222      101,954        0.0%
#   National Instruments Corp.                                  199,585    5,502,558        0.0%
    NCI, Inc. Class A                                            11,541      166,883        0.0%
*   NCR Corp.                                                   337,738    9,824,798        0.1%
*   NeoPhotonics Corp.                                           70,416      844,288        0.0%
#   NetApp, Inc.                                                325,151    7,686,570        0.1%
*   NETGEAR, Inc.                                                76,789    3,255,854        0.0%
#*  NetScout Systems, Inc.                                       72,152    1,606,104        0.0%
#*  NetSuite, Inc.                                               15,289    1,239,021        0.0%
#*  NeuStar, Inc. Class A                                        56,098    1,317,742        0.0%
*   Newport Corp.                                                99,066    2,277,527        0.0%
    NIC, Inc.                                                    99,635    1,764,536        0.0%
#*  Novatel Wireless, Inc.                                       48,740       74,572        0.0%
*   Nuance Communications, Inc.                                 635,774   10,922,597        0.1%
#*  Numerex Corp. Class A                                        18,298      140,529        0.0%
    NVE Corp.                                                     2,311      132,605        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#   NVIDIA Corp.                                                458,835 $16,302,408        0.1%
#*  Oclaro, Inc.                                                106,869     539,688        0.0%
*   ON Semiconductor Corp.                                    1,154,243  10,930,681        0.1%
*   Onvia, Inc.                                                   1,484       5,283        0.0%
    Optical Cable Corp.                                           8,150      20,457        0.0%
    Oracle Corp.                                              1,315,382  52,431,127        0.3%
*   OSI Systems, Inc.                                            44,232   2,250,966        0.0%
#*  Palo Alto Networks, Inc.                                     14,766   2,227,746        0.0%
*   PAR Technology Corp.                                         17,200     109,908        0.0%
    Park Electrochemical Corp.                                   30,476     497,064        0.0%
#   Paychex, Inc.                                               181,984   9,485,006        0.1%
#*  Paycom Software, Inc.                                        87,090   3,327,709        0.0%
*   PayPal Holdings, Inc.                                       364,707  14,289,220        0.1%
    PC Connection, Inc.                                          47,164   1,121,088        0.0%
    PC-Tel, Inc.                                                 30,780     137,894        0.0%
*   PCM, Inc.                                                    16,586     159,060        0.0%
*   PDF Solutions, Inc.                                          64,089     861,997        0.0%
    Pegasystems, Inc.                                           134,151   3,540,245        0.0%
*   Perceptron, Inc.                                             10,412      47,999        0.0%
*   Perficient, Inc.                                             73,309   1,530,692        0.0%
*   PFSweb, Inc.                                                 45,296     638,674        0.0%
*   Photronics, Inc.                                            126,569   1,339,100        0.0%
    Plantronics, Inc.                                            91,709   3,526,211        0.0%
*   Plexus Corp.                                                 75,964   3,172,257        0.0%
*   Polycom, Inc.                                               343,439   4,104,096        0.0%
    Power Integrations, Inc.                                     49,992   2,412,114        0.0%
*   PRGX Global, Inc.                                            39,286     190,144        0.0%
*   Progress Software Corp.                                      98,179   2,505,528        0.0%
*   PTC, Inc.                                                   146,550   5,343,213        0.0%
    QAD, Inc. Class A                                            21,895     429,361        0.0%
    QAD, Inc. Class B                                             5,440      88,509        0.0%
*   QLogic Corp.                                                272,551   3,567,693        0.0%
*   Qorvo, Inc.                                                 164,956   7,427,969        0.1%
    QUALCOMM, Inc.                                              929,225  46,944,447        0.3%
*   Qualstar Corp.                                                8,094       3,901        0.0%
#*  Qualys, Inc.                                                 28,095     707,432        0.0%
#*  Quantum Corp.                                                24,944      11,482        0.0%
*   QuinStreet, Inc.                                             24,924      87,732        0.0%
*   Qumu Corp.                                                   13,779      68,482        0.0%
#*  Rackspace Hosting, Inc.                                     255,313   5,839,008        0.0%
*   Radisys Corp.                                                40,860     182,236        0.0%
#*  Rambus, Inc.                                                235,418   2,735,557        0.0%
#*  RealNetworks, Inc.                                          173,849     792,751        0.0%
#*  RealPage, Inc.                                                4,734     104,101        0.0%
*   Red Hat, Inc.                                                60,958   4,472,488        0.0%
    Reis, Inc.                                                   16,269     409,491        0.0%
*   Relm Wireless Corp.                                           4,040      20,119        0.0%
*   RetailMeNot, Inc.                                             6,507      54,854        0.0%
#   RF Industries, Ltd.                                          10,694      27,591        0.0%
    Richardson Electronics, Ltd.                                 20,031     104,161        0.0%
#*  Rightside Group, Ltd.                                         9,831      88,872        0.0%
*   Rofin-Sinar Technologies, Inc.                               66,296   2,134,068        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Rogers Corp.                                               36,087 $ 2,069,950        0.0%
*   Rosetta Stone, Inc.                                        37,189     295,653        0.0%
*   Rovi Corp.                                                257,529   4,537,661        0.0%
*   Ruckus Wireless, Inc.                                     110,643   1,520,235        0.0%
*   Rudolph Technologies, Inc.                                 99,307   1,377,388        0.0%
    Sabre Corp.                                                95,782   2,772,889        0.0%
#*  salesforce.com, Inc.                                       50,500   3,827,900        0.0%
#   SanDisk Corp.                                             127,361   9,568,632        0.1%
*   Sanmina Corp.                                             215,514   5,096,906        0.0%
*   ScanSource, Inc.                                           66,824   2,718,400        0.0%
    Science Applications International Corp.                  133,956   7,111,724        0.1%
*   SciQuest, Inc.                                              7,984     110,339        0.0%
#*  Seachange International, Inc.                             115,166     429,569        0.0%
#   Seagate Technology P.L.C.                                 164,496   3,581,078        0.0%
*   Semtech Corp.                                             112,619   2,437,075        0.0%
*   ServiceNow, Inc.                                           25,753   1,840,824        0.0%
#*  ServiceSource International, Inc.                           7,645      30,809        0.0%
*   Sevcon, Inc.                                                1,585      17,689        0.0%
*   ShoreTel, Inc.                                            121,046     740,802        0.0%
#*  Shutterstock, Inc.                                         17,127     702,550        0.0%
*   Sigma Designs, Inc.                                        83,428     528,099        0.0%
#*  Silicon Graphics International Corp.                       20,116      90,120        0.0%
*   Silicon Laboratories, Inc.                                 81,462   3,812,422        0.0%
#*  Silver Spring Networks, Inc.                               21,481     301,808        0.0%
#   Skyworks Solutions, Inc.                                  214,666  14,343,982        0.1%
*   SMTC Corp.                                                  1,900       3,059        0.0%
*   Sonic Foundry, Inc.                                           619       4,562        0.0%
*   Sonus Networks, Inc.                                      175,637   1,450,762        0.0%
#*  Splunk, Inc.                                               23,042   1,197,723        0.0%
#   SS&C Technologies Holdings, Inc.                          121,584   7,434,862        0.1%
#*  Stamps.com, Inc.                                           33,028   2,720,186        0.0%
*   StarTek, Inc.                                              16,081      65,932        0.0%
#*  Stratasys, Ltd.                                            76,715   1,877,216        0.0%
#*  SunPower Corp.                                            280,359   5,646,430        0.0%
#*  Super Micro Computer, Inc.                                108,418   2,917,528        0.0%
*   Support.com, Inc.                                          85,790      73,779        0.0%
*   Sykes Enterprises, Inc.                                   110,024   3,207,200        0.0%
    Symantec Corp.                                            773,747  12,879,019        0.1%
#*  Synaptics, Inc.                                            97,012   6,941,209        0.1%
#*  Synchronoss Technologies, Inc.                             88,731   2,756,872        0.0%
    SYNNEX Corp.                                              102,855   8,492,737        0.1%
*   Synopsys, Inc.                                            114,012   5,417,850        0.0%
*   Syntel, Inc.                                              137,106   5,831,118        0.0%
#*  Systemax, Inc.                                             51,897     469,668        0.0%
*   Tableau Software, Inc. Class A                             13,101     677,322        0.0%
#*  Take-Two Interactive Software, Inc.                       123,987   4,237,876        0.0%
#*  Tangoe, Inc.                                               12,583     110,982        0.0%
    TE Connectivity, Ltd.                                     288,074  17,134,642        0.1%
*   Tech Data Corp.                                           109,568   7,526,226        0.1%
*   TechTarget, Inc.                                            5,601      43,464        0.0%
*   Telenav, Inc.                                              92,674     528,242        0.0%
    TeleTech Holdings, Inc.                                   126,750   3,522,383        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  Teradata Corp.                                              219,361 $ 5,549,833        0.0%
    Teradyne, Inc.                                              492,321   9,309,790        0.1%
    Tessco Technologies, Inc.                                    14,125     234,193        0.0%
#   Tessera Technologies, Inc.                                  173,631   4,986,682        0.0%
    Texas Instruments, Inc.                                     310,900  17,733,736        0.1%
*   TiVo, Inc.                                                  255,786   2,552,744        0.0%
    Total System Services, Inc.                                 274,149  14,019,980        0.1%
    TransAct Technologies, Inc.                                  12,325     107,351        0.0%
    Travelport Worldwide, Ltd.                                   71,232     993,686        0.0%
*   Travelzoo, Inc.                                               8,293      63,276        0.0%
#*  Trimble Navigation, Ltd.                                    232,453   5,567,249        0.0%
*   Trio-Tech International                                       3,963      13,078        0.0%
#*  TrueCar, Inc.                                                 3,889      26,601        0.0%
*   TSR, Inc.                                                       751       2,929        0.0%
*   TTM Technologies, Inc.                                      218,163   1,422,423        0.0%
#*  Twitter, Inc.                                                11,007     160,922        0.0%
#*  Tyler Technologies, Inc.                                     35,951   5,263,586        0.0%
#*  Ubiquiti Networks, Inc.                                      78,505   2,796,348        0.0%
#*  Ultimate Software Group, Inc. (The)                          23,223   4,565,410        0.0%
*   Ultra Clean Holdings, Inc.                                   36,682     208,721        0.0%
*   Ultratech, Inc.                                              85,995   1,865,232        0.0%
#*  Unisys Corp.                                                 75,416     581,457        0.0%
*   United Online, Inc.                                          33,904     367,180        0.0%
#*  Universal Display Corp.                                      42,087   2,454,093        0.0%
*   Universal Security Instruments, Inc.                          1,873       7,473        0.0%
*   Unwired Planet, Inc.                                          6,928      55,840        0.0%
#*  USA Technologies, Inc.                                       16,331      71,530        0.0%
*   Vantiv, Inc. Class A                                        185,507  10,117,552        0.1%
*   VASCO Data Security International, Inc.                       8,776     152,088        0.0%
#*  Veeco Instruments, Inc.                                      81,489   1,500,212        0.0%
#*  VeriFone Systems, Inc.                                      233,820   6,654,517        0.1%
*   Verint Systems, Inc.                                         83,483   2,825,065        0.0%
#*  VeriSign, Inc.                                               43,176   3,730,406        0.0%
#*  ViaSat, Inc.                                                106,104   8,138,177        0.1%
#*  Viavi Solutions, Inc.                                       403,615   2,627,534        0.0%
*   Vicon Industries, Inc.                                        3,400       3,060        0.0%
*   Virtusa Corp.                                                54,146   1,924,349        0.0%
#   Visa, Inc. Class A                                          547,188  42,264,801        0.3%
#   Vishay Intertechnology, Inc.                                237,364   2,886,346        0.0%
*   Vishay Precision Group, Inc.                                 24,604     368,076        0.0%
*   VMware, Inc. Class A                                          8,843     503,255        0.0%
    Wayside Technology Group, Inc.                                5,310      87,615        0.0%
*   Web.com Group, Inc.                                         180,800   3,614,192        0.0%
#*  WebMD Health Corp.                                           60,695   3,808,004        0.0%
*   Westell Technologies, Inc. Class A                           72,666      88,653        0.0%
#   Western Digital Corp.                                       166,231   6,793,030        0.1%
#   Western Union Co. (The)                                     263,474   5,269,480        0.0%
#*  WEX, Inc.                                                    81,860   7,734,951        0.1%
*   Wireless Telecom Group, Inc.                                  9,995      13,993        0.0%
#*  Workday, Inc. Class A                                        18,100   1,357,138        0.0%
*   Xcerra Corp.                                                 93,311     550,535        0.0%
    Xerox Corp.                                               1,439,343  13,817,693        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Information Technology -- (Continued)
    Xilinx, Inc.                                                281,113 $   12,110,348        0.1%
*   XO Group, Inc.                                               55,531        980,677        0.0%
*   Yahoo!, Inc.                                                324,201     11,865,757        0.1%
*   Yelp, Inc.                                                    4,779        100,359        0.0%
#*  Zebra Technologies Corp. Class A                             84,175      5,265,988        0.0%
#*  Zillow Group, Inc. Class A                                   85,833      2,147,542        0.0%
#*  Zillow Group, Inc. Class C                                   20,684        497,243        0.0%
*   Zix Corp.                                                   119,194        444,594        0.0%
*   Zynga, Inc. Class A                                       2,185,322      5,201,066        0.0%
                                                                        --------------       ----
Total Information Technology                                             2,637,228,519       16.7%
                                                                        --------------       ----
Materials -- (4.4%)
    A Schulman, Inc.                                             63,408      1,768,449        0.0%
#*  A. M. Castle & Co.                                           37,054        117,832        0.0%
    AEP Industries, Inc.                                         21,569      1,329,297        0.0%
#   Air Products & Chemicals, Inc.                               78,799     11,495,986        0.1%
    Airgas, Inc.                                                100,607     14,330,461        0.1%
#*  AK Steel Holding Corp.                                       71,640        335,275        0.0%
#   Albemarle Corp.                                             131,296      8,686,543        0.1%
#   Alcoa, Inc.                                               1,099,591     12,282,431        0.1%
#   Allegheny Technologies, Inc.                                205,814      3,363,001        0.0%
*   American Biltrite, Inc.                                          36          9,414        0.0%
    American Vanguard Corp.                                      67,577      1,118,399        0.0%
    Ampco-Pittsburgh Corp.                                       14,266        272,338        0.0%
    AptarGroup, Inc.                                            155,585     11,824,460        0.1%
    Ashland, Inc.                                                66,271      7,395,844        0.1%
    Avery Dennison Corp.                                        188,259     13,669,486        0.1%
*   Axalta Coating Systems, Ltd.                                 67,703      1,927,504        0.0%
    Axiall Corp.                                                137,398      3,235,723        0.0%
#   Balchem Corp.                                                82,147      5,040,540        0.0%
#   Ball Corp.                                                   64,595      4,610,791        0.0%
    Bemis Co., Inc.                                             257,764     12,934,598        0.1%
*   Berry Plastics Group, Inc.                                  138,004      4,970,904        0.0%
*   Boise Cascade Co.                                           103,921      2,168,831        0.0%
    Cabot Corp.                                                 118,194      5,766,685        0.0%
    Calgon Carbon Corp.                                         119,574      1,959,818        0.0%
#   Carpenter Technology Corp.                                  114,811      4,065,457        0.0%
    Celanese Corp. Series A                                     210,498     14,882,209        0.1%
#*  Century Aluminum Co.                                        207,823      1,832,999        0.0%
    CF Industries Holdings, Inc.                                393,730     13,020,651        0.1%
    Chase Corp.                                                  16,054        903,680        0.0%
#   Chemours Co. (The)                                           64,406        587,383        0.0%
*   Chemtura Corp.                                              191,796      5,341,519        0.0%
*   Clearwater Paper Corp.                                       39,932      2,385,538        0.0%
#*  Codexis, Inc.                                                13,246         41,725        0.0%
#*  Coeur Mining, Inc.                                          298,246      2,415,793        0.0%
    Commercial Metals Co.                                       352,868      6,323,395        0.0%
#   Compass Minerals International, Inc.                        108,941      8,166,217        0.1%
#*  Contango ORE, Inc.                                            1,821         25,949        0.0%
*   Core Molding Technologies, Inc.                              18,051        211,738        0.0%
*   Crown Holdings, Inc.                                         75,455      3,996,097        0.0%
#   Deltic Timber Corp.                                          19,817      1,238,562        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Materials -- (Continued)
    Domtar Corp.                                                169,266 $ 6,540,438        0.0%
    Dow Chemical Co. (The)                                      878,752  46,231,143        0.3%
#   Eagle Materials, Inc.                                       104,847   7,771,260        0.1%
#   Eastman Chemical Co.                                        219,523  16,767,167        0.1%
    Ecolab, Inc.                                                103,663  11,919,172        0.1%
    EI du Pont de Nemours & Co.                                 257,634  16,980,657        0.1%
*   Ferro Corp.                                                 283,832   3,616,020        0.0%
    Ferroglobe P.L.C.                                           159,305   1,623,318        0.0%
#*  Flotek Industries, Inc.                                      98,253     928,491        0.0%
#   FMC Corp.                                                    91,414   3,954,570        0.0%
#   Freeport-McMoRan, Inc.                                      521,193   7,296,702        0.1%
    Friedman Industries, Inc.                                    13,567      83,980        0.0%
    FutureFuel Corp.                                             69,993     786,721        0.0%
*   GCP Applied Technologies, Inc.                               39,559     875,441        0.0%
    Graphic Packaging Holding Co.                             1,040,397  13,816,472        0.1%
#   Greif, Inc. Class A                                          52,679   1,827,961        0.0%
    Greif, Inc. Class B                                          28,377   1,307,896        0.0%
*   Handy & Harman, Ltd.                                          2,707      74,253        0.0%
#   Hawkins, Inc.                                                21,301     833,508        0.0%
    Haynes International, Inc.                                   25,149     943,842        0.0%
    HB Fuller Co.                                               105,921   4,736,787        0.0%
*   Headwaters, Inc.                                            186,568   3,733,226        0.0%
#   Hecla Mining Co.                                            540,427   2,329,240        0.0%
    Huntsman Corp.                                              612,679   9,643,567        0.1%
    Innophos Holdings, Inc.                                      46,315   1,711,802        0.0%
    Innospec, Inc.                                               56,182   2,716,962        0.0%
#   International Flavors & Fragrances, Inc.                     35,484   4,239,273        0.0%
    International Paper Co.                                     562,096  24,321,894        0.2%
#*  Intrepid Potash, Inc.                                       102,060     130,637        0.0%
    Kaiser Aluminum Corp.                                        34,717   3,292,213        0.0%
    KapStone Paper and Packaging Corp.                          307,674   4,888,940        0.0%
    KMG Chemicals, Inc.                                          27,458     650,480        0.0%
*   Koppers Holdings, Inc.                                       79,517   1,998,262        0.0%
*   Kraton Performance Polymers, Inc.                            75,444   1,713,333        0.0%
#   Kronos Worldwide, Inc.                                       91,540     608,741        0.0%
#*  Louisiana-Pacific Corp.                                     281,211   4,780,587        0.0%
#*  LSB Industries, Inc.                                         50,107     659,408        0.0%
    LyondellBasell Industries NV Class A                        200,783  16,598,731        0.1%
#   Martin Marietta Materials, Inc.                              53,555   9,063,113        0.1%
    Materion Corp.                                               57,405   1,664,171        0.0%
#   McEwen Mining, Inc.                                         271,668     706,337        0.0%
    Mercer International, Inc.                                  122,236   1,026,782        0.0%
    Minerals Technologies, Inc.                                  65,857   3,944,834        0.0%
    Monsanto Co.                                                169,464  15,875,388        0.1%
#   Mosaic Co. (The)                                            420,156  11,760,166        0.1%
    Myers Industries, Inc.                                      124,459   1,677,707        0.0%
    Neenah Paper, Inc.                                           56,265   3,662,289        0.0%
#   NewMarket Corp.                                              16,011   6,501,427        0.0%
    Newmont Mining Corp.                                        642,946  22,483,822        0.2%
*   Northern Technologies International Corp.                     5,900      86,435        0.0%
    Nucor Corp.                                                 357,425  17,792,616        0.1%
#   Olin Corp.                                                  726,032  15,820,237        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                      SHARES     VALUE+     ASSETS**
                                                                      ------- ------------ ----------
Materials -- (Continued)
#           Olympic Steel, Inc.                                        36,819 $    832,846        0.0%
*           OMNOVA Solutions, Inc.                                     78,792      563,363        0.0%
*           Owens-Illinois, Inc.                                      459,462    8,481,669        0.1%
            Packaging Corp. of America                                178,078   11,553,701        0.1%
            PH Glatfelter Co.                                          77,433    1,775,539        0.0%
#*          Platform Specialty Products Corp.                         395,839    4,077,142        0.0%
#           PolyOne Corp.                                             217,221    7,815,612        0.1%
            PPG Industries, Inc.                                       62,098    6,854,998        0.1%
            Praxair, Inc.                                              85,543   10,047,881        0.1%
            Quaker Chemical Corp.                                      31,814    2,833,355        0.0%
            Rayonier Advanced Materials, Inc.                           9,059       92,855        0.0%
*           Real Industry, Inc.                                         7,576       66,972        0.0%
            Reliance Steel & Aluminum Co.                             166,545   12,319,334        0.1%
#*          Rentech, Inc.                                              29,603      102,722        0.0%
*           Resolute Forest Products, Inc.                             20,278      117,815        0.0%
#           Royal Gold, Inc.                                          129,541    8,111,857        0.1%
            RPM International, Inc.                                   189,108    9,555,627        0.1%
            Schnitzer Steel Industries, Inc. Class A                   94,222    1,942,858        0.0%
            Schweitzer-Mauduit International, Inc.                     61,414    2,112,027        0.0%
            Scotts Miracle-Gro Co. (The) Class A                       92,636    6,556,776        0.1%
            Sealed Air Corp.                                          185,920    8,805,171        0.1%
            Sensient Technologies Corp.                                92,598    6,227,215        0.0%
            Sherwin-Williams Co. (The)                                 19,100    5,487,621        0.0%
#           Silgan Holdings, Inc.                                     141,996    7,204,877        0.1%
            Sonoco Products Co.                                       283,487   13,292,705        0.1%
#           Southern Copper Corp.                                      67,349    1,998,245        0.0%
            Steel Dynamics, Inc.                                      543,691   13,706,450        0.1%
            Stepan Co.                                                 41,191    2,524,596        0.0%
#*          Stillwater Mining Co.                                     247,235    3,016,267        0.0%
            SunCoke Energy, Inc.                                      139,839    1,039,004        0.0%
            Synalloy Corp.                                             11,060       93,678        0.0%
            TimkenSteel Corp.                                          66,112      842,267        0.0%
*           Trecora Resources                                          13,281      152,067        0.0%
            Tredegar Corp.                                             41,362      660,138        0.0%
*           Trinseo SA                                                 18,350      785,196        0.0%
#           Tronox, Ltd. Class A                                       96,273      700,867        0.0%
            United States Lime & Minerals, Inc.                         9,188      492,201        0.0%
#           United States Steel Corp.                                 304,951    5,827,614        0.0%
*           Universal Stainless & Alloy Products, Inc.                 10,522      137,102        0.0%
#*          US Concrete, Inc.                                          54,902    3,390,748        0.0%
#           Valhi, Inc.                                                76,531      150,766        0.0%
            Valspar Corp. (The)                                        67,225    7,172,235        0.1%
            Vulcan Materials Co.                                      127,191   13,689,567        0.1%
            Westlake Chemical Corp.                                   160,950    8,078,080        0.1%
            WestRock Co.                                              258,661   10,824,963        0.1%
            Worthington Industries, Inc.                              154,045    5,815,199        0.0%
*           WR Grace & Co.                                             39,559    3,033,384        0.0%
                                                                              ------------        ---
Total Materials                                                                762,015,113        4.8%
                                                                              ------------        ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                          2,339           --        0.0%
(degrees)*  FRD Acquisition Co. Escrow Shares                           4,235           --        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Other -- (Continued)
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        30,731 $         --        0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                               14,700           --        0.0%
                                                                                ------------        ---
Total Other                                                                               --        0.0%
                                                                                ------------        ---
Real Estate Investment Trusts -- (0.0%)
#           Forest City Realty Trust, Inc. Class A                       78,733    1,636,072        0.0%
            Gaming and Leisure Properties, Inc.                          72,647    2,382,093        0.0%
                                                                                ------------        ---
Total Real Estate Investment Trusts                                                4,018,165        0.0%
                                                                                ------------        ---
Telecommunication Services -- (2.6%)
#*          8x8, Inc.                                                    64,500      731,430        0.0%
*           Alaska Communications Systems Group, Inc.                     1,200        2,172        0.0%
            AT&T, Inc.                                                5,603,692  217,535,323        1.4%
            Atlantic Tele-Network, Inc.                                  28,768    2,068,707        0.0%
*           Boingo Wireless, Inc.                                        77,463      595,690        0.0%
#           CenturyLink, Inc.                                           902,511   27,932,715        0.2%
*           Cincinnati Bell, Inc.                                       503,776    1,924,424        0.0%
#           Cogent Communications Holdings, Inc.                         92,750    3,589,425        0.0%
#           Consolidated Communications Holdings, Inc.                  138,882    3,283,170        0.0%
#*          FairPoint Communications, Inc.                               11,718      155,381        0.0%
#           Frontier Communications Corp.                             2,117,132   11,771,254        0.1%
*           General Communication, Inc. Class A                         129,010    2,180,269        0.0%
*           Hawaiian Telcom Holdco, Inc.                                    367        8,452        0.0%
            IDT Corp. Class B                                            72,282    1,108,806        0.0%
            Inteliquent, Inc.                                           135,294    2,244,527        0.0%
#*          Intelsat SA                                                  13,513       53,376        0.0%
#*          Iridium Communications, Inc.                                104,650      844,526        0.0%
*           Level 3 Communications, Inc.                                282,798   14,779,024        0.1%
*           Lumos Networks Corp.                                         36,481      465,133        0.0%
#*          NTELOS Holdings Corp.                                        46,476      429,903        0.0%
*           ORBCOMM, Inc.                                               119,022    1,179,508        0.0%
*           SBA Communications Corp. Class A                             60,940    6,279,258        0.1%
            Shenandoah Telecommunications Co.                           178,644    5,125,296        0.0%
            Spok Holdings, Inc.                                          42,102      715,313        0.0%
#*          Sprint Corp.                                              1,026,056    3,519,372        0.0%
#*          Straight Path Communications, Inc. Class B                    5,827      213,268        0.0%
*           T-Mobile US, Inc.                                           228,938    8,992,685        0.1%
            Telephone & Data Systems, Inc.                              236,817    7,002,679        0.1%
*           United States Cellular Corp.                                 55,512    2,367,032        0.0%
            Verizon Communications, Inc.                              2,410,985  122,815,576        0.8%
*           Vonage Holdings Corp.                                       375,899    1,755,448        0.0%
#           Windstream Holdings, Inc.                                   252,776    2,194,096        0.0%
                                                                                ------------        ---
Total Telecommunication Services                                                 453,863,238        2.9%
                                                                                ------------        ---
Utilities -- (2.1%)
            AES Corp.                                                   363,859    4,060,666        0.0%
            AGL Resources, Inc.                                         124,753    8,216,233        0.1%
            ALLETE, Inc.                                                 78,524    4,412,264        0.0%
            Alliant Energy Corp.                                         45,768    3,227,559        0.0%
            Ameren Corp.                                                 72,928    3,500,544        0.0%
            American Electric Power Co., Inc.                            88,791    5,638,228        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Utilities -- (Continued)
    American States Water Co.                                  72,171 $ 3,008,809        0.0%
    American Water Works Co., Inc.                             68,777   5,004,215        0.0%
#   Aqua America, Inc.                                        185,512   5,873,310        0.1%
#   Artesian Resources Corp. Class A                           10,056     271,411        0.0%
    Atmos Energy Corp.                                         99,566   7,223,513        0.1%
#   Avangrid, Inc.                                             87,236   3,498,164        0.0%
    Avista Corp.                                              114,936   4,605,486        0.0%
#   Black Hills Corp.                                          71,264   4,317,886        0.0%
#   California Water Service Group                             83,940   2,344,444        0.0%
*   Calpine Corp.                                             777,223  12,264,579        0.1%
    CenterPoint Energy, Inc.                                  121,531   2,606,840        0.0%
    Chesapeake Utilities Corp.                                 30,494   1,815,003        0.0%
#   CMS Energy Corp.                                          104,097   4,234,666        0.0%
    Connecticut Water Service, Inc.                            23,864   1,122,085        0.0%
#   Consolidated Edison, Inc.                                 103,842   7,746,613        0.1%
    Consolidated Water Co., Ltd.                               20,526     285,106        0.0%
    Delta Natural Gas Co., Inc.                                 5,930     151,808        0.0%
#   Dominion Resources, Inc.                                  108,695   7,768,432        0.1%
#   DTE Energy Co.                                             56,584   5,045,029        0.0%
#   Duke Energy Corp.                                         134,521  10,597,564        0.1%
#*  Dynegy, Inc.                                              272,974   4,812,532        0.0%
    Edison International                                       63,589   4,496,378        0.0%
    El Paso Electric Co.                                       70,928   3,198,853        0.0%
    Empire District Electric Co. (The)                         74,256   2,500,200        0.0%
#   Entergy Corp.                                              68,272   5,132,689        0.0%
    Eversource Energy                                         114,451   6,459,614        0.1%
    Exelon Corp.                                              171,712   6,025,374        0.1%
    FirstEnergy Corp.                                         158,251   5,157,400        0.0%
    Gas Natural, Inc.                                           5,156      37,639        0.0%
    Genie Energy, Ltd. Class B                                 32,165     237,056        0.0%
    Great Plains Energy, Inc.                                 159,873   4,992,834        0.0%
    Hawaiian Electric Industries, Inc.                        104,140   3,404,337        0.0%
    IDACORP, Inc.                                              68,779   5,002,297        0.0%
    ITC Holdings Corp.                                        156,532   6,898,365        0.1%
#   MDU Resources Group, Inc.                                 191,218   3,835,833        0.0%
#   MGE Energy, Inc.                                           57,932   2,887,910        0.0%
#   Middlesex Water Co.                                        25,554     934,765        0.0%
#   National Fuel Gas Co.                                      83,231   4,619,320        0.0%
    New Jersey Resources Corp.                                140,267   5,004,727        0.0%
    NextEra Energy, Inc.                                       91,529  10,761,980        0.1%
    NiSource, Inc.                                            312,019   7,085,951        0.1%
#   Northwest Natural Gas Co.                                  46,811   2,412,639        0.0%
#   NorthWestern Corp.                                         76,262   4,334,732        0.0%
#   NRG Energy, Inc.                                          600,026   9,060,393        0.1%
#   NRG Yield, Inc. Class A                                    36,946     558,993        0.0%
#   NRG Yield, Inc. Class C                                    52,317     846,489        0.0%
#   OGE Energy Corp.                                          145,117   4,294,012        0.0%
#   ONE Gas, Inc.                                              85,597   5,004,857        0.0%
#   Ormat Technologies, Inc.                                   66,303   2,877,550        0.0%
    Otter Tail Corp.                                           61,822   1,787,892        0.0%
#   Pattern Energy Group, Inc.                                124,003   2,604,063        0.0%
    PG&E Corp.                                                 92,086   5,359,405        0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                                                   OF NET
                                                                         SHARES      VALUE+       ASSETS**
                                                                         ------- --------------- ----------
Utilities -- (Continued)
               Piedmont Natural Gas Co., Inc.                            117,994 $     7,056,041        0.1%
               Pinnacle West Capital Corp.                                43,596       3,167,249        0.0%
#              PNM Resources, Inc.                                       140,057       4,437,006        0.0%
               Portland General Electric Co.                             129,197       5,131,705        0.0%
               PPL Corp.                                                 125,181       4,711,813        0.0%
               Public Service Enterprise Group, Inc.                     103,824       4,789,401        0.0%
               Questar Corp.                                             212,969       5,339,133        0.1%
               RGC Resources, Inc.                                         2,942          66,077        0.0%
#              SCANA Corp.                                                37,809       2,597,100        0.0%
               Sempra Energy                                              44,143       4,562,179        0.0%
               SJW Corp.                                                  42,041       1,446,631        0.0%
#              South Jersey Industries, Inc.                             123,348       3,442,643        0.0%
#              Southern Co. (The)                                        161,326       8,082,433        0.1%
               Southwest Gas Corp.                                        73,783       4,789,255        0.0%
               Spark Energy, Inc. Class A                                  3,922         101,109        0.0%
#              Spire, Inc.                                                71,074       4,545,893        0.0%
#*             Talen Energy Corp.                                         29,389         342,676        0.0%
               TECO Energy, Inc.                                         231,009       6,415,120        0.1%
               UGI Corp.                                                 447,220      17,996,133        0.1%
               Unitil Corp.                                               33,349       1,317,952        0.0%
#              Vectren Corp.                                              85,562       4,179,704        0.0%
#              WEC Energy Group, Inc.                                    124,900       7,270,429        0.1%
               Westar Energy, Inc.                                       135,461       6,991,142        0.1%
               WGL Holdings, Inc.                                         81,679       5,545,187        0.1%
               Xcel Energy, Inc.                                         187,613       7,510,148        0.1%
#              York Water Co. (The)                                       21,071         624,755        0.0%
                                                                                 ---------------       ----
Total Utilities                                                                      373,926,450        2.4%
                                                                                 ---------------       ----
TOTAL COMMON STOCKS                                                               15,613,595,885       98.9%
                                                                                 ---------------       ----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*     Enron TOPRS Escrow Shares                                   1,977              --        0.0%
                                                                                 ---------------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*     Capital Bank Corp. Contingent Value Rights                  7,309              --        0.0%
(degrees)*     Community Health Systems, Inc. Contingent Value Rights    396,076           2,377        0.0%
(degrees)*     Dyax Corp. Contingent Value Rights                         51,231          56,866        0.0%
(degrees)#*    Enterprise Bank & Trust Rights 5/27/16                      8,838           1,032        0.0%
(degrees)*     Furiex Pharmaceuticals Contingent Value Rights             14,153              --        0.0%
(degrees)*(S)  Leap Wireless International, Inc. Contingent Value Rights  89,942              --        0.0%
(degrees)#*    Safeway Casa Ley Contingent Value Rights                  240,783         244,371        0.0%
(degrees)#*    Safeway PDC, LLC Contingent Value Rights                  240,783          11,750        0.0%
                                                                                 ---------------       ----
TOTAL RIGHTS/WARRANTS                                                                    316,396        0.0%
                                                                                 ---------------       ----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                         -------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)      Capital Properties, Inc., 5.000%                            1,260           1,092        0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                         FACE                     PERCENTAGE
                                                                        AMOUNT                      OF NET
                                                                        (000)         VALUE+       ASSETS**
                                                                     ------------ --------------- ----------
Health Care -- (0.0%)
(degrees)  Catalyst Biosciences, Inc.                                $     15,878 $        15,560        0.0%
TOTAL BONDS                                                                                16,652        0.0%
                                                                                  ---------------      -----
TOTAL INVESTMENT SECURITIES                                                        15,613,928,933
                                                                                  ---------------

                                                                        SHARES
                                                                     ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
           State Street Institutional Liquid Reserves, 0.455%         176,554,693     176,554,693        1.1%
                                                                                  ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@       DFA Short Term Investment Fund                             144,426,688   1,671,016,782       10.6%
                                                                                  ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $13,620,512,518)                              $17,461,500,408      110.6%
                                                                                  ===============      =====

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 2,344,722,913 $      117,095   --    $ 2,344,840,008
   Consumer Staples                  1,170,365,660             --   --      1,170,365,660
   Energy                            1,265,027,863             --   --      1,265,027,863
   Financials                        2,603,603,786             --   --      2,603,603,786
   Health Care                       1,727,778,905             --   --      1,727,778,905
   Industrials                       2,270,928,178             --   --      2,270,928,178
   Information Technology            2,637,228,519             --   --      2,637,228,519
   Materials                           762,015,113             --   --        762,015,113
   Other                                        --             --   --                 --
   Real Estate Investment Trusts         4,018,165             --   --          4,018,165
   Telecommunication Services          453,863,238             --   --        453,863,238
   Utilities                           373,926,450             --   --        373,926,450
Preferred Stocks
   Other                                        --             --   --                 --
Rights/Warrants                                 --        316,396   --            316,396
Bonds
   Financials                                   --          1,092   --              1,092
   Health Care                                  --         15,560   --             15,560
Temporary Cash Investments             176,554,693             --   --        176,554,693
Securities Lending Collateral                   --  1,671,016,782   --      1,671,016,782
Futures Contracts**                      3,968,270             --   --          3,968,270
                                   --------------- --------------   --    ---------------
TOTAL                              $15,794,001,753 $1,671,466,925   --    $17,465,468,678
                                   =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (88.1%)

Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A                            70,712 $  555,089        0.0%
    A.H. Belo Corp. Class A                                    27,306    134,619        0.0%
    Aaron's, Inc.                                             106,404  2,788,849        0.1%
#   Abercrombie & Fitch Co. Class A                            50,447  1,348,448        0.1%
    Advance Auto Parts, Inc.                                    5,868    915,995        0.0%
    AMC Entertainment Holdings, Inc. Class A                   31,321    882,626        0.0%
#*  AMC Networks, Inc. Class A                                  7,802    508,924        0.0%
    AMCON Distributing Co.                                        438     37,631        0.0%
#*  America's Car-Mart, Inc.                                   13,372    355,294        0.0%
*   American Axle & Manufacturing Holdings, Inc.               46,033    713,972        0.0%
#   American Eagle Outfitters, Inc.                           228,899  3,275,545        0.1%
*   American Public Education, Inc.                            22,650    524,574        0.0%
*   Apollo Education Group, Inc.                               84,082    655,840        0.0%
    Aramark                                                    21,935    735,042        0.0%
#   Arctic Cat, Inc.                                           15,259    253,757        0.0%
    Ark Restaurants Corp.                                       3,403     68,979        0.0%
*   Asbury Automotive Group, Inc.                              29,653  1,797,565        0.1%
#*  Ascena Retail Group, Inc.                                 237,470  2,092,111        0.1%
*   Ascent Capital Group, Inc. Class A                         14,641    220,640        0.0%
#   Autoliv, Inc.                                               8,259  1,011,480        0.0%
#*  AutoNation, Inc.                                           24,334  1,232,517        0.0%
*   Ballantyne Strong, Inc.                                    17,594     79,525        0.0%
*   Barnes & Noble Education, Inc.                             82,681    773,894        0.0%
    Barnes & Noble, Inc.                                      145,935  1,714,736        0.1%
    Bassett Furniture Industries, Inc.                         10,687    315,373        0.0%
    Beasley Broadcast Group, Inc. Class A                       6,377     24,424        0.0%
#*  Beazer Homes USA, Inc.                                     16,707    137,332        0.0%
#   bebe stores, Inc.                                          95,928     53,988        0.0%
#*  Bed Bath & Beyond, Inc.                                    24,613  1,162,226        0.0%
*   Belmond, Ltd. Class A                                     176,348  1,615,348        0.1%
#   Best Buy Co., Inc.                                         70,042  2,246,947        0.1%
    Big 5 Sporting Goods Corp.                                 39,071    472,368        0.0%
#   Big Lots, Inc.                                             53,967  2,474,927        0.1%
*   Biglari Holdings, Inc.                                      2,063    771,438        0.0%
*   BJ's Restaurants, Inc.                                     35,760  1,594,896        0.1%
    Bloomin' Brands, Inc.                                     119,574  2,236,034        0.1%
    Blue Nile, Inc.                                             7,951    204,977        0.0%
#   Bob Evans Farms, Inc.                                      30,722  1,399,080        0.1%
    Bon-Ton Stores, Inc. (The)                                 16,943     39,477        0.0%
#   BorgWarner, Inc.                                           21,458    770,771        0.0%
    Bowl America, Inc. Class A                                  2,839     41,052        0.0%
*   Boyd Gaming Corp.                                          57,508  1,071,949        0.0%
*   Bravo Brio Restaurant Group, Inc.                          27,451    202,314        0.0%
*   Bridgepoint Education, Inc.                                60,893    580,919        0.0%
*   Bright Horizons Family Solutions, Inc.                     16,294  1,069,212        0.0%
#   Brinker International, Inc.                                12,255    567,652        0.0%
    Brunswick Corp.                                            30,055  1,443,542        0.1%
#   Buckle, Inc. (The)                                          9,525    275,653        0.0%
*   Buffalo Wild Wings, Inc.                                    7,173    958,743        0.0%
*   Build-A-Bear Workshop, Inc.                                37,916    499,354        0.0%
#*  Burlington Stores, Inc.                                     8,429    480,200        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*  Cabela's, Inc.                                             57,032 $ 2,974,219        0.1%
#   Cable One, Inc.                                             5,734   2,631,677        0.1%
    Cablevision Systems Corp. Class A                          28,203     941,698        0.0%
#*  CafePress, Inc.                                             1,337       4,867        0.0%
#   CalAtlantic Group, Inc.                                    80,785   2,615,010        0.1%
    Caleres, Inc.                                              61,757   1,556,894        0.1%
    Callaway Golf Co.                                          93,763     875,746        0.0%
*   Cambium Learning Group, Inc.                               42,184     191,937        0.0%
    Canterbury Park Holding Corp.                               4,963      53,352        0.0%
    Capella Education Co.                                      20,780   1,149,342        0.0%
*   Career Education Corp.                                    143,798     767,881        0.0%
#*  CarMax, Inc.                                               26,062   1,379,983        0.1%
*   Carmike Cinemas, Inc.                                      35,961   1,078,470        0.0%
    Carnival Corp.                                             37,074   1,818,480        0.1%
    Carriage Services, Inc.                                    29,553     721,980        0.0%
*   Carrols Restaurant Group, Inc.                             54,223     754,242        0.0%
    Carter's, Inc.                                             12,034   1,283,667        0.0%
    Cato Corp. (The) Class A                                   33,543   1,227,338        0.0%
*   Cavco Industries, Inc.                                     10,014     878,128        0.0%
#   CBS Corp. Class A                                           4,554     273,194        0.0%
    CBS Corp. Class B                                          39,368   2,201,065        0.1%
#*  Central European Media Enterprises, Ltd. Class A           32,474      86,381        0.0%
*   Century Casinos, Inc.                                       4,432      26,459        0.0%
*   Century Communities, Inc.                                   3,509      60,495        0.0%
*   Charles & Colvard, Ltd.                                    21,647      25,976        0.0%
#*  Charter Communications, Inc. Class A                          317      67,280        0.0%
#   Cheesecake Factory, Inc. (The)                             37,687   1,922,414        0.1%
*   Cherokee, Inc.                                              8,247     128,983        0.0%
    Chico's FAS, Inc.                                         131,530   1,658,593        0.1%
#   Children's Place, Inc. (The)                               28,751   2,239,990        0.1%
#*  Chipotle Mexican Grill, Inc.                                2,400   1,010,328        0.0%
    Choice Hotels International, Inc.                           8,184     414,601        0.0%
*   Christopher & Banks Corp.                                  40,241     104,627        0.0%
    Churchill Downs, Inc.                                       4,994     670,095        0.0%
#*  Chuy's Holdings, Inc.                                      25,516     779,259        0.0%
    Cinemark Holdings, Inc.                                    48,992   1,697,573        0.1%
    Citi Trends, Inc.                                          29,124     523,067        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A               16,585      84,749        0.0%
#   ClubCorp Holdings, Inc.                                    62,006     827,780        0.0%
#   Coach, Inc.                                                23,907     962,735        0.0%
    Collectors Universe, Inc.                                   4,977      86,550        0.0%
    Columbia Sportswear Co.                                    44,338   2,596,877        0.1%
    Comcast Corp. Class A                                     492,620  29,931,591        0.8%
#*  Conn's, Inc.                                               35,937     493,774        0.0%
    Cooper Tire & Rubber Co.                                   89,842   3,103,143        0.1%
*   Cooper-Standard Holding, Inc.                              10,213     787,524        0.0%
    Core-Mark Holding Co., Inc.                                25,326   2,068,121        0.1%
#   Cracker Barrel Old Country Store, Inc.                      8,139   1,191,631        0.0%
#*  Crocs, Inc.                                                85,576     714,560        0.0%
*   Crown Media Holdings, Inc. Class A                         58,869     298,466        0.0%
    CSS Industries, Inc.                                        4,800     134,208        0.0%
    CST Brands, Inc.                                           65,173   2,461,584        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                 20,993 $  550,856        0.0%
*   Cumulus Media, Inc. Class A                                94,582     35,147        0.0%
#   Dana Holding Corp.                                         86,109  1,113,389        0.0%
#   Darden Restaurants, Inc.                                   25,521  1,588,682        0.1%
*   Dave & Buster's Entertainment, Inc.                         3,086    119,428        0.0%
#*  Deckers Outdoor Corp.                                      43,729  2,527,973        0.1%
*   Del Frisco's Restaurant Group, Inc.                        22,592    359,891        0.0%
#*  Del Taco Restaurants, Inc.                                 12,855    116,338        0.0%
*   Delta Apparel, Inc.                                        11,681    236,540        0.0%
*   Denny's Corp.                                              28,906    285,880        0.0%
    Destination Maternity Corp.                                13,230     92,213        0.0%
*   Destination XL Group, Inc.                                 71,674    384,889        0.0%
#   DeVry Education Group, Inc.                               105,689  1,833,704        0.1%
#*  Diamond Resorts International, Inc.                        35,351    749,795        0.0%
    Dick's Sporting Goods, Inc.                                20,129    932,778        0.0%
#   Dillard's, Inc. Class A                                    48,014  3,382,586        0.1%
    DineEquity, Inc.                                           32,917  2,830,862        0.1%
#*  Discovery Communications, Inc. Class A                     11,991    327,474        0.0%
*   Discovery Communications, Inc. Class B                      1,000     27,255        0.0%
*   Discovery Communications, Inc. Class C                     26,497    709,590        0.0%
#*  Dixie Group, Inc. (The)                                     9,314     43,962        0.0%
    Dollar General Corp.                                       16,141  1,322,109        0.0%
#*  Dollar Tree, Inc.                                          16,801  1,339,208        0.0%
    Domino's Pizza, Inc.                                        9,600  1,160,448        0.0%
*   Dorman Products, Inc.                                      32,268  1,735,696        0.1%
    DR Horton, Inc.                                           114,101  3,429,876        0.1%
*   DreamWorks Animation SKG, Inc. Class A                     73,137  2,919,629        0.1%
    Drew Industries, Inc.                                      24,209  1,569,469        0.1%
#   DSW, Inc. Class A                                          71,559  1,758,205        0.1%
    Dunkin' Brands Group, Inc.                                 21,533  1,001,284        0.0%
    Educational Development Corp.                               3,287     46,905        0.0%
*   El Pollo Loco Holdings, Inc.                                2,188     28,860        0.0%
*   Eldorado Resorts, Inc.                                     15,132    198,381        0.0%
*   Emerson Radio Corp.                                        22,180     17,744        0.0%
*   Entercom Communications Corp. Class A                      38,168    432,825        0.0%
    Entravision Communications Corp. Class A                   86,748    689,647        0.0%
#   Escalade, Inc.                                             14,112    168,356        0.0%
#   Ethan Allen Interiors, Inc.                                38,794  1,320,548        0.0%
*   EVINE Live, Inc.                                           44,612     68,702        0.0%
*   EW Scripps Co. (The) Class A                              100,303  1,522,600        0.1%
#   Expedia, Inc.                                              14,189  1,642,661        0.1%
#*  Express, Inc.                                             131,709  2,394,470        0.1%
#*  Famous Dave's of America, Inc.                              6,706     39,029        0.0%
#*  Federal-Mogul Holdings Corp.                               89,444    826,463        0.0%
*   Fiesta Restaurant Group, Inc.                              15,238    489,292        0.0%
    Finish Line, Inc. (The) Class A                            96,150  1,898,962        0.1%
#*  Five Below, Inc.                                           17,817    742,969        0.0%
    Flanigan's Enterprises, Inc.                                  300      5,547        0.0%
    Flexsteel Industries, Inc.                                  9,343    382,035        0.0%
    Foot Locker, Inc.                                          42,547  2,614,088        0.1%
    Ford Motor Co.                                            441,398  5,985,357        0.2%
#*  Fossil Group, Inc.                                         12,801    518,440        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Fox Factory Holding Corp.                                  32,057 $  554,907        0.0%
*   Francesca's Holdings Corp.                                 27,094    449,760        0.0%
#   Fred's, Inc. Class A                                       70,632  1,036,171        0.0%
*   FTD Cos., Inc.                                             35,792    995,376        0.0%
#*  Fuel Systems Solutions, Inc.                               31,373    166,277        0.0%
*   Full House Resorts, Inc.                                   15,960     25,855        0.0%
*   G-III Apparel Group, Ltd.                                  39,164  1,772,171        0.1%
*   Gaiam, Inc. Class A                                        17,607    116,734        0.0%
#   GameStop Corp. Class A                                    131,660  4,318,448        0.1%
*   Gaming Partners International Corp.                         9,358     84,690        0.0%
#   Gannett Co., Inc.                                          79,379  1,337,536        0.0%
#   Gap, Inc. (The)                                            34,808    806,849        0.0%
    Garmin, Ltd.                                               21,292    907,678        0.0%
    General Motors Co.                                        301,169  9,577,174        0.3%
*   Genesco, Inc.                                              35,973  2,488,612        0.1%
#   Gentex Corp.                                              173,062  2,775,914        0.1%
*   Gentherm, Inc.                                             32,496  1,193,903        0.0%
    Genuine Parts Co.                                          17,138  1,644,734        0.1%
#   GNC Holdings, Inc. Class A                                 38,583    939,882        0.0%
    Goodyear Tire & Rubber Co. (The)                           56,133  1,626,173        0.1%
#*  GoPro, Inc. Class A                                        13,114    165,761        0.0%
#*  Gordmans Stores, Inc.                                       4,385     10,129        0.0%
    Graham Holdings Co. Class B                                 4,213  2,007,663        0.1%
*   Grand Canyon Education, Inc.                               54,607  2,387,964        0.1%
*   Gray Television, Inc.                                      97,331  1,250,703        0.0%
*   Gray Television, Inc. Class A                               2,300     25,128        0.0%
*   Green Brick Partners, Inc.                                 20,972    154,564        0.0%
    Group 1 Automotive, Inc.                                   38,905  2,561,505        0.1%
#*  Groupon, Inc.                                              41,824    151,403        0.0%
#   Guess?, Inc.                                              137,517  2,523,437        0.1%
    H&R Block, Inc.                                            17,452    353,228        0.0%
    Hanesbrands, Inc.                                          31,600    917,348        0.0%
#   Harley-Davidson, Inc.                                      25,800  1,234,014        0.0%
    Harman International Industries, Inc.                      12,169    934,092        0.0%
    Harte-Hanks, Inc.                                         100,039    182,071        0.0%
    Hasbro, Inc.                                                9,400    795,616        0.0%
    Haverty Furniture Cos., Inc.                               30,347    566,578        0.0%
    Haverty Furniture Cos., Inc. Class A                        1,796     33,944        0.0%
*   Helen of Troy, Ltd.                                        31,545  3,139,674        0.1%
#*  hhgregg, Inc.                                              34,055     66,407        0.0%
#*  Hibbett Sports, Inc.                                       18,537    669,186        0.0%
    Hilton Worldwide Holdings, Inc.                            34,834    768,090        0.0%
    Home Depot, Inc. (The)                                     14,454  1,935,246        0.1%
    Hooker Furniture Corp.                                     14,504    359,699        0.0%
*   Horizon Global Corp.                                       13,200    161,964        0.0%
*   Houghton Mifflin Harcourt Co.                             107,807  2,211,122        0.1%
    HSN, Inc.                                                  10,725    568,747        0.0%
*   Hyatt Hotels Corp. Class A                                 11,798    564,888        0.0%
#*  Iconix Brand Group, Inc.                                   78,132    662,559        0.0%
*   Insignia Systems, Inc.                                      7,000     17,430        0.0%
*   Installed Building Products, Inc.                          14,863    395,059        0.0%
    International Game Technology P.L.C.                       21,686    376,035        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES    VALUE+    ASSETS**
                                                                      ------- ---------- ----------
Consumer Discretionary -- (Continued)
            International Speedway Corp. Class A                       53,747 $1,799,987        0.1%
            Interpublic Group of Cos., Inc. (The)                      44,149  1,012,778        0.0%
#           Interval Leisure Group, Inc.                               45,092    636,699        0.0%
*           Intrawest Resorts Holdings, Inc.                            1,753     15,146        0.0%
#*          iRobot Corp.                                               11,711    437,757        0.0%
*           Isle of Capri Casinos, Inc.                                13,149    195,920        0.0%
*           J Alexander's Holdings, Inc.                               10,952    112,806        0.0%
            Jack in the Box, Inc.                                      10,483    708,127        0.0%
#*          JAKKS Pacific, Inc.                                         5,955     44,663        0.0%
#*          Jamba, Inc.                                                11,874    154,243        0.0%
#*          JC Penney Co., Inc.                                       331,079  3,072,413        0.1%
            John Wiley & Sons, Inc. Class A                            35,911  1,780,826        0.1%
            John Wiley & Sons, Inc. Class B                             2,087    103,453        0.0%
            Johnson Controls, Inc.                                     53,706  2,223,428        0.1%
            Johnson Outdoors, Inc. Class A                             14,083    339,823        0.0%
*           K12, Inc.                                                  51,965    638,650        0.0%
#*          Kate Spade & Co.                                           15,675    403,318        0.0%
#           KB Home                                                    74,081  1,005,279        0.0%
            Kirkland's, Inc.                                           30,824    506,130        0.0%
            Kohl's Corp.                                              151,862  6,727,487        0.2%
#*          Kona Grill, Inc.                                            8,088    107,732        0.0%
*           Koss Corp.                                                  4,404      9,689        0.0%
*           Krispy Kreme Doughnuts, Inc.                               40,033    696,975        0.0%
#           L Brands, Inc.                                              6,200    485,398        0.0%
#*          La Quinta Holdings, Inc.                                   51,627    659,277        0.0%
            La-Z-Boy, Inc.                                             62,418  1,614,754        0.1%
*           Lakeland Industries, Inc.                                   5,597     48,638        0.0%
*           Lands' End, Inc.                                           12,242    297,848        0.0%
            Las Vegas Sands Corp.                                      19,359    874,059        0.0%
            Lear Corp.                                                 16,106  1,854,284        0.1%
            Leggett & Platt, Inc.                                      22,528  1,110,405        0.0%
#           Lennar Corp. Class A                                       22,803  1,033,204        0.0%
            Lennar Corp. Class B                                       11,752    422,602        0.0%
            Libbey, Inc.                                               38,939    724,265        0.0%
*           Liberty Braves Group Class A                                3,850     60,214        0.0%
(degrees)   Liberty Braves Group Class B                                   93      1,455        0.0%
*           Liberty Braves Group Class C                                8,071    120,419        0.0%
*           Liberty Broadband Corp. Class A                            21,092  1,208,993        0.0%
(degrees)*  Liberty Broadband Corp. Class B                               234     14,535        0.0%
*           Liberty Broadband Corp. Class C                            31,742  1,817,229        0.1%
*           Liberty Interactive Corp., QVC Group Class A               86,201  2,258,466        0.1%
#*          Liberty Interactive Corp., QVC Group Class B                  131      3,429        0.0%
*           Liberty Media Group Class A                                 9,627    176,174        0.0%
(degrees)   Liberty Media Group Class B                                   234      4,327        0.0%
*           Liberty Media Group Class C                                20,179    363,222        0.0%
*           Liberty SiriusXM Group Class A                             38,509  1,261,940        0.0%
            Liberty SiriusXM Group Class B                                936     31,328        0.0%
*           Liberty SiriusXM Group Class C                             80,719  2,584,622        0.1%
#           Liberty Tax, Inc.                                           5,220     62,379        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A                 93,503  2,062,676        0.1%
*           Liberty TripAdvisor Holdings, Inc. Class B                    436     10,050        0.0%
*           Liberty Ventures Series A                                  65,044  2,601,760        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc.                                      22,307 $  385,242        0.0%
#   Lions Gate Entertainment Corp.                             12,058    267,688        0.0%
#   Lithia Motors, Inc. Class A                                23,918  1,985,672        0.1%
*   Live Nation Entertainment, Inc.                           115,934  2,490,262        0.1%
*   LKQ Corp.                                                  56,098  1,797,941        0.1%
*   Loral Space & Communications, Inc.                          7,085    259,878        0.0%
    Lowe's Cos., Inc.                                          66,542  5,058,523        0.2%
*   Luby's, Inc.                                               40,905    205,752        0.0%
#*  Lululemon Athletica, Inc.                                  10,200    668,610        0.0%
#*  Lumber Liquidators Holdings, Inc.                           5,098     76,011        0.0%
*   M/I Homes, Inc.                                            42,211    848,441        0.0%
    Macy's, Inc.                                               32,080  1,270,047        0.0%
*   Madison Square Garden Co. (The) Class A                     9,012  1,414,704        0.1%
*   Malibu Boats, Inc. Class A                                  2,528     44,493        0.0%
    Marcus Corp. (The)                                         21,011    406,563        0.0%
    Marine Products Corp.                                      28,784    235,741        0.0%
*   MarineMax, Inc.                                            43,014    817,696        0.0%
    Marriott Vacations Worldwide Corp.                         40,570  2,541,305        0.1%
    Mattel, Inc.                                               27,565    856,996        0.0%
*   McClatchy Co. (The) Class A                                80,775     89,660        0.0%
    McDonald's Corp.                                            2,590    327,609        0.0%
#   MDC Holdings, Inc.                                         84,721  2,084,984        0.1%
*   Media General, Inc.                                        38,825    672,837        0.0%
    Meredith Corp.                                             50,294  2,580,585        0.1%
*   Meritage Homes Corp.                                       87,210  2,967,756        0.1%
*   MGM Resorts International                                 230,692  4,913,740        0.1%
*   Michael Kors Holdings, Ltd.                                 7,681    396,800        0.0%
*   Michaels Cos., Inc. (The)                                  20,089    571,130        0.0%
*   Modine Manufacturing Co.                                   81,734    883,545        0.0%
*   Mohawk Industries, Inc.                                    12,479  2,403,830        0.1%
*   Monarch Casino & Resort, Inc.                              15,072    286,368        0.0%
#   Monro Muffler Brake, Inc.                                  13,789    954,475        0.0%
*   Motorcar Parts of America, Inc.                            23,531    754,639        0.0%
    Movado Group, Inc.                                         21,143    596,444        0.0%
*   MSG Networks, Inc. Class A                                 27,036    462,045        0.0%
*   Murphy USA, Inc.                                           37,912  2,176,907        0.1%
    NACCO Industries, Inc. Class A                              7,995    475,862        0.0%
*   Nathan's Famous, Inc.                                       4,306    191,660        0.0%
    National American University Holdings, Inc.                   579      1,239        0.0%
    National CineMedia, Inc.                                   26,421    375,178        0.0%
*   Nautilus, Inc.                                             53,547    944,569        0.0%
    New Media Investment Group, Inc.                           19,021    305,287        0.0%
*   New York & Co., Inc.                                       65,226    242,641        0.0%
#   New York Times Co. (The) Class A                          143,575  1,840,631        0.1%
#   Newell Brands, Inc.                                        47,465  2,161,556        0.1%
    News Corp. Class A                                        149,836  1,860,963        0.1%
#   News Corp. Class B                                         61,626    798,673        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                   10,575    542,815        0.0%
    NIKE, Inc. Class B                                          4,800    282,912        0.0%
*   Nobility Homes, Inc.                                        1,284     18,297        0.0%
#   Nordstrom, Inc.                                            17,604    900,093        0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                       22,667  1,108,190        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Nutrisystem, Inc.                                          24,845 $  547,087        0.0%
*   NVR, Inc.                                                   1,000  1,661,290        0.1%
*   O'Reilly Automotive, Inc.                                  12,613  3,313,183        0.1%
*   Office Depot, Inc.                                        809,121  4,757,631        0.1%
#   Omnicom Group, Inc.                                        24,004  1,991,612        0.1%
#   Outerwall, Inc.                                            13,260    547,771        0.0%
#*  Overstock.com, Inc.                                         8,272    120,688        0.0%
    Oxford Industries, Inc.                                    19,252  1,278,718        0.0%
    P&F Industries, Inc. Class A                                2,014     18,992        0.0%
#*  Panera Bread Co. Class A                                    5,200  1,115,348        0.0%
#   Papa John's International, Inc.                            18,894  1,069,211        0.0%
#*  Papa Murphy's Holdings, Inc.                                7,233     90,846        0.0%
#*  Penn National Gaming, Inc.                                 66,170  1,067,322        0.0%
#   Penske Automotive Group, Inc.                             103,768  4,060,442        0.1%
*   Perfumania Holdings, Inc.                                   3,665     10,262        0.0%
*   Perry Ellis International, Inc.                            17,492    333,223        0.0%
#   PetMed Express, Inc.                                       19,102    349,567        0.0%
#   Pier 1 Imports, Inc.                                       69,829    481,122        0.0%
*   Pinnacle Entertainment, Inc.                               19,407    214,253        0.0%
#   Polaris Industries, Inc.                                    9,939    972,829        0.0%
    Pool Corp.                                                 11,818  1,033,011        0.0%
*   Popeyes Louisiana Kitchen, Inc.                             9,550    513,408        0.0%
*   Potbelly Corp.                                              2,005     28,571        0.0%
*   Priceline Group, Inc. (The)                                 1,900  2,552,954        0.1%
    PulteGroup, Inc.                                          211,215  3,884,244        0.1%
    PVH Corp.                                                  43,237  4,133,457        0.1%
*   QEP Co., Inc.                                               1,500     24,413        0.0%
#*  Radio One, Inc. Class D                                    39,577     87,465        0.0%
    Ralph Lauren Corp.                                          4,292    400,057        0.0%
    RCI Hospitality Holdings, Inc.                             20,006    205,061        0.0%
*   Reading International, Inc. Class A                        27,598    357,946        0.0%
*   Red Lion Hotels Corp.                                      31,299    247,262        0.0%
#*  Red Robin Gourmet Burgers, Inc.                            21,266  1,379,313        0.1%
#   Regal Entertainment Group Class A                          17,494    364,750        0.0%
*   Regis Corp.                                                68,795    940,428        0.0%
    Rent-A-Center, Inc.                                        64,258    944,593        0.0%
#*  Restoration Hardware Holdings, Inc.                        10,556    456,758        0.0%
    Rocky Brands, Inc.                                          9,423    113,547        0.0%
    Ross Stores, Inc.                                          23,632  1,341,825        0.1%
#   Royal Caribbean Cruises, Ltd.                              30,080  2,328,192        0.1%
*   Ruby Tuesday, Inc.                                         91,843    404,109        0.0%
    Ruth's Hospitality Group, Inc.                             50,925    808,689        0.0%
    Salem Media Group, Inc.                                    22,144    172,059        0.0%
*   Sally Beauty Holdings, Inc.                                20,174    633,464        0.0%
#   Scholastic Corp.                                           35,965  1,308,407        0.0%
#*  Scientific Games Corp. Class A                              4,876     48,370        0.0%
#   Scripps Networks Interactive, Inc. Class A                  5,300    330,455        0.0%
*   Sears Hometown and Outlet Stores, Inc.                      1,071      7,251        0.0%
#   SeaWorld Entertainment, Inc.                               99,905  1,991,107        0.1%
#*  Select Comfort Corp.                                       40,444    998,158        0.0%
*   Sequential Brands Group, Inc.                               1,870     10,379        0.0%
#   Service Corp. International                               136,587  3,642,775        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   ServiceMaster Global Holdings, Inc.                        55,220 $2,116,030        0.1%
*   Shiloh Industries, Inc.                                    21,831    140,810        0.0%
    Shoe Carnival, Inc.                                        25,961    665,380        0.0%
*   Shutterfly, Inc.                                           35,294  1,622,818        0.1%
#   Signet Jewelers, Ltd.                                      14,628  1,588,016        0.1%
    Sinclair Broadcast Group, Inc. Class A                     50,467  1,618,477        0.1%
#*  Sirius XM Holdings, Inc.                                  124,278    490,898        0.0%
#   Six Flags Entertainment Corp.                              23,098  1,387,035        0.1%
*   Sizmek, Inc.                                               60,583    160,545        0.0%
#*  Skechers U.S.A., Inc. Class A                              38,411  1,269,484        0.0%
*   Skullcandy, Inc.                                           31,165    106,273        0.0%
*   Skyline Corp.                                               8,700     78,735        0.0%
#*  Smith & Wesson Holding Corp.                               33,448    730,170        0.0%
#   Sonic Automotive, Inc. Class A                             62,520  1,172,875        0.0%
#   Sonic Corp.                                                28,283    972,087        0.0%
#   Sotheby's                                                  50,569  1,377,500        0.1%
*   Spanish Broadcasting System, Inc. Class A                   1,489      5,494        0.0%
    Spartan Motors, Inc.                                       43,116    209,544        0.0%
    Speedway Motorsports, Inc.                                 57,549  1,008,258        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       16,478    187,520        0.0%
#   Stage Stores, Inc.                                         52,572    386,930        0.0%
    Standard Motor Products, Inc.                              31,660  1,124,247        0.0%
*   Stanley Furniture Co., Inc.                                13,731     35,151        0.0%
    Staples, Inc.                                             240,943  2,457,619        0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  12,073    988,537        0.0%
*   Starz Class A                                              24,948    678,835        0.0%
*   Starz Class B                                                 936     23,559        0.0%
#   Stein Mart, Inc.                                           56,696    410,479        0.0%
*   Steven Madden, Ltd.                                        48,632  1,702,606        0.1%
*   Stoneridge, Inc.                                           47,172    672,673        0.0%
    Strattec Security Corp.                                     6,011    317,982        0.0%
#*  Strayer Education, Inc.                                    20,380  1,011,663        0.0%
    Sturm Ruger & Co., Inc.                                    16,895  1,081,787        0.0%
    Superior Industries International, Inc.                    32,275    843,023        0.0%
    Superior Uniform Group, Inc.                               22,099    420,323        0.0%
*   Sypris Solutions, Inc.                                     17,625     20,093        0.0%
    Tailored Brands, Inc.                                      55,918    974,092        0.0%
*   Tandy Leather Factory, Inc.                                17,438    122,938        0.0%
    Target Corp.                                               52,314  4,158,963        0.1%
*   Taylor Morrison Home Corp. Class A                         32,804    472,378        0.0%
    TEGNA, Inc.                                               128,132  2,993,164        0.1%
#*  Tempur Sealy International, Inc.                           13,378    811,643        0.0%
*   Tenneco, Inc.                                              11,900    634,270        0.0%
#*  Tesla Motors, Inc.                                            402     96,786        0.0%
#   Texas Roadhouse, Inc.                                      50,334  2,049,600        0.1%
    Thor Industries, Inc.                                      35,911  2,299,022        0.1%
#   Tiffany & Co.                                              14,964  1,067,681        0.0%
*   Tilly's, Inc. Class A                                       4,855     30,538        0.0%
    Time Warner Cable, Inc.                                    29,552  6,268,275        0.2%
    Time Warner, Inc.                                          94,912  7,131,688        0.2%
    Time, Inc.                                                 91,153  1,339,949        0.0%
    TJX Cos., Inc. (The)                                       10,244    776,700        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
*   Toll Brothers, Inc.                                        96,560 $  2,636,088        0.1%
*   TopBuild Corp.                                             30,214      943,281        0.0%
    Tower International, Inc.                                  20,859      478,714        0.0%
#*  Town Sports International Holdings, Inc.                   12,510       41,658        0.0%
    Tractor Supply Co.                                         17,500    1,656,550        0.1%
*   Trans World Entertainment Corp.                             1,500        5,820        0.0%
*   TRI Pointe Group, Inc.                                    209,646    2,431,894        0.1%
    Tribune Publishing Co.                                      4,636       52,526        0.0%
#*  TripAdvisor, Inc.                                          14,450      933,325        0.0%
#*  Tuesday Morning Corp.                                      50,445      437,863        0.0%
*   Tumi Holdings, Inc.                                        77,261    2,061,323        0.1%
#   Tupperware Brands Corp.                                     5,800      336,806        0.0%
    Twenty-First Century Fox, Inc. Class A                     85,500    2,587,230        0.1%
    Twenty-First Century Fox, Inc. Class B                     23,700      713,844        0.0%
*   UCP, Inc. Class A                                           1,600       12,384        0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     13,373    2,785,328        0.1%
#*  Under Armour, Inc. Class A                                 11,332      497,928        0.0%
#*  Under Armour, Inc. Class C                                 11,332      462,346        0.0%
*   Unifi, Inc.                                                20,364      524,577        0.0%
*   Universal Electronics, Inc.                                18,300    1,215,303        0.0%
    Universal Technical Institute, Inc.                        22,884       90,392        0.0%
#*  Urban Outfitters, Inc.                                     54,584    1,654,987        0.1%
*   US Auto Parts Network, Inc.                                26,854       87,007        0.0%
    Vail Resorts, Inc.                                         37,166    4,818,200        0.1%
*   Vera Bradley, Inc.                                         16,862      295,759        0.0%
    VF Corp.                                                   13,052      822,929        0.0%
    Viacom, Inc. Class A                                        2,510      110,264        0.0%
    Viacom, Inc. Class B                                       45,917    1,878,005        0.1%
#*  Vince Holding Corp.                                         6,305       38,965        0.0%
*   Vista Outdoor, Inc.                                        55,222    2,649,552        0.1%
#   Visteon Corp.                                              50,940    4,058,390        0.1%
#*  Vitamin Shoppe, Inc.                                       45,968    1,258,144        0.0%
*   VOXX International Corp.                                   36,528      164,011        0.0%
    Walt Disney Co. (The)                                     118,253   12,210,805        0.3%
*   WCI Communities, Inc.                                       9,658      154,335        0.0%
#*  Weight Watchers International, Inc.                         6,975       90,326        0.0%
    Wendy's Co. (The)                                         410,768    4,460,940        0.1%
*   West Marine, Inc.                                          38,246      383,225        0.0%
#   Weyco Group, Inc.                                          10,680      299,467        0.0%
#   Whirlpool Corp.                                            17,108    2,979,187        0.1%
#*  William Lyon Homes Class A                                 23,652      333,493        0.0%
#   Williams-Sonoma, Inc.                                      10,506      617,543        0.0%
    Winmark Corp.                                               3,672      349,574        0.0%
#   Winnebago Industries, Inc.                                 58,248    1,260,487        0.0%
    Wolverine World Wide, Inc.                                 67,825    1,285,284        0.0%
#   Wyndham Worldwide Corp.                                    20,878    1,481,294        0.1%
#   Wynn Resorts, Ltd.                                          2,100      185,430        0.0%
*   Zagg, Inc.                                                 64,087      513,337        0.0%
*   Zumiez, Inc.                                               35,468      595,153        0.0%
                                                                      ------------       ----
Total Consumer Discretionary                                           530,668,624       14.4%
                                                                      ------------       ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (4.4%)
#   Alico, Inc.                                                10,288 $   297,426        0.0%
*   Alliance One International, Inc.                           12,820     327,038        0.0%
    Altria Group, Inc.                                         13,203     827,960        0.0%
    Andersons, Inc. (The)                                      43,761   1,466,431        0.0%
    Archer-Daniels-Midland Co.                                 89,777   3,585,693        0.1%
    Avon Products, Inc.                                        47,501     223,730        0.0%
#   B&G Foods, Inc.                                            60,875   2,508,659        0.1%
*   Boston Beer Co., Inc. (The) Class A                         4,781     746,218        0.0%
*   Bridgford Foods Corp.                                       3,414      41,787        0.0%
#   Brown-Forman Corp. Class A                                  3,808     394,928        0.0%
#   Brown-Forman Corp. Class B                                  2,461     237,044        0.0%
    Bunge, Ltd.                                                77,800   4,862,500        0.1%
#   Cal-Maine Foods, Inc.                                      44,448   2,256,180        0.1%
#   Calavo Growers, Inc.                                       11,046     631,500        0.0%
    Casey's General Stores, Inc.                               31,410   3,517,920        0.1%
*   CCA Industries, Inc.                                        4,700      15,651        0.0%
*   Central Garden & Pet Co.                                   20,939     340,678        0.0%
*   Central Garden & Pet Co. Class A                           49,930     813,360        0.0%
#*  Chefs' Warehouse, Inc. (The)                               30,754     592,630        0.0%
#   Church & Dwight Co., Inc.                                  10,015     928,391        0.0%
#   Coca-Cola Bottling Co. Consolidated                        10,112   1,611,549        0.1%
    Coca-Cola Enterprises, Inc.                                38,460   2,018,381        0.1%
*   Coffee Holding Co., Inc.                                    1,900       7,106        0.0%
    ConAgra Foods, Inc.                                        15,218     678,114        0.0%
    Constellation Brands, Inc. Class A                         15,086   2,354,321        0.1%
#   Constellation Brands, Inc. Class B                          1,214     190,598        0.0%
    Costco Wholesale Corp.                                     12,989   1,924,061        0.1%
#*  Craft Brew Alliance, Inc.                                  26,466     225,490        0.0%
*   Crimson Wine Group, Ltd.                                    7,007      59,559        0.0%
    CVS Health Corp.                                          102,304  10,281,552        0.3%
*   Darling Ingredients, Inc.                                 209,134   3,030,352        0.1%
#   Dean Foods Co.                                            119,977   2,067,204        0.1%
    Dr Pepper Snapple Group, Inc.                              17,376   1,579,652        0.1%
    Edgewell Personal Care Co.                                 29,564   2,426,317        0.1%
    Energizer Holdings, Inc.                                    9,398     408,719        0.0%
#*  Farmer Brothers Co.                                        20,542     620,574        0.0%
#*  Female Health Co. (The)                                     4,500       5,760        0.0%
#   Flowers Foods, Inc.                                        76,089   1,457,865        0.0%
    Fresh Del Monte Produce, Inc.                              82,609   3,573,665        0.1%
    General Mills, Inc.                                        16,200     993,708        0.0%
    Golden Enterprises, Inc.                                    5,537      31,727        0.0%
*   Hain Celestial Group, Inc. (The)                           53,772   2,250,896        0.1%
#*  Herbalife, Ltd.                                            12,245     709,598        0.0%
#   Hormel Foods Corp.                                         36,256   1,397,669        0.0%
*   HRG Group, Inc.                                            98,381   1,416,686        0.0%
    Ingles Markets, Inc. Class A                               21,115     761,618        0.0%
    Ingredion, Inc.                                            50,185   5,775,792        0.2%
    Inter Parfums, Inc.                                        33,635   1,029,904        0.0%
#*  Inventure Foods, Inc.                                       1,791      12,824        0.0%
    J&J Snack Foods Corp.                                      15,967   1,614,743        0.1%
    JM Smucker Co. (The)                                       60,483   7,680,131        0.2%
    John B. Sanfilippo & Son, Inc.                              9,554     528,623        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Staples -- (Continued)
    Kraft Heinz Co. (The)                                      48,282 $3,769,376        0.1%
    Kroger Co. (The)                                           34,830  1,232,634        0.0%
    Lancaster Colony Corp.                                     14,212  1,655,698        0.1%
*   Landec Corp.                                               50,956    573,255        0.0%
#*  Lifevantage Corp.                                           2,000     18,060        0.0%
*   Lifeway Foods, Inc.                                         4,839     46,938        0.0%
#   Limoneira Co.                                               2,554     45,691        0.0%
*   Mannatech, Inc.                                             2,569     53,538        0.0%
    McCormick & Co., Inc. Non-voting                            8,462    793,566        0.0%
#   McCormick & Co., Inc. Voting                                1,064     99,745        0.0%
    Medifast, Inc.                                             24,346    767,629        0.0%
#   MGP Ingredients, Inc.                                      30,831    814,555        0.0%
    Molson Coors Brewing Co. Class A                              534     49,921        0.0%
    Molson Coors Brewing Co. Class B                           23,502  2,247,496        0.1%
    Mondelez International, Inc. Class A                      131,040  5,629,478        0.2%
*   Monster Beverage Corp.                                      2,400    346,128        0.0%
*   National Beverage Corp.                                    27,000  1,261,980        0.0%
*   Natural Alternatives International, Inc.                    8,015     84,238        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   15,356    205,156        0.0%
#   Natural Health Trends Corp.                                   995     36,009        0.0%
    Nature's Sunshine Products, Inc.                            1,303     12,483        0.0%
#   Nu Skin Enterprises, Inc. Class A                          21,956    895,146        0.0%
*   Nutraceutical International Corp.                          14,516    342,432        0.0%
    Oil-Dri Corp. of America                                    7,273    242,627        0.0%
*   Omega Protein Corp.                                        38,499    715,696        0.0%
#   Orchids Paper Products Co.                                 13,352    409,506        0.0%
    PepsiCo, Inc.                                               9,195    946,717        0.0%
    Philip Morris International, Inc.                          36,900  3,620,628        0.1%
#*  Pilgrim's Pride Corp.                                      49,432  1,330,215        0.0%
    Pinnacle Foods, Inc.                                       81,498  3,471,000        0.1%
*   Post Holdings, Inc.                                        73,007  5,244,823        0.2%
#   PriceSmart, Inc.                                           10,978    950,036        0.0%
*   Primo Water Corp.                                          13,032    143,352        0.0%
    Procter & Gamble Co. (The)                                117,650  9,426,118        0.3%
*   Revlon, Inc. Class A                                       14,164    515,995        0.0%
    Reynolds American, Inc.                                    41,710  2,068,816        0.1%
*   Rite Aid Corp.                                             87,461    704,061        0.0%
    Rocky Mountain Chocolate Factory, Inc.                      5,450     54,991        0.0%
    Sanderson Farms, Inc.                                      33,556  3,078,427        0.1%
*   Seaboard Corp.                                                535  1,606,605        0.1%
*   Seneca Foods Corp. Class A                                 12,325    401,672        0.0%
*   Seneca Foods Corp. Class B                                  1,251     41,321        0.0%
    Snyder's-Lance, Inc.                                       85,892  2,745,967        0.1%
    SpartanNash Co.                                            54,760  1,516,852        0.1%
#   Spectrum Brands Holdings, Inc.                              9,827  1,116,347        0.0%
#*  Sprouts Farmers Market, Inc.                               21,004    589,582        0.0%
*   SUPERVALU, Inc.                                            92,978    467,679        0.0%
*   Tofutti Brands, Inc.                                          799      2,197        0.0%
#   Tootsie Roll Industries, Inc.                              23,224    827,703        0.0%
*   TreeHouse Foods, Inc.                                      50,263  4,443,249        0.1%
    Tyson Foods, Inc. Class A                                 134,859  8,876,419        0.3%
*   United Natural Foods, Inc.                                 28,911  1,031,255        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
    United-Guardian, Inc.                                       1,872 $     33,696        0.0%
#   Universal Corp.                                            28,210    1,538,856        0.1%
*   USANA Health Sciences, Inc.                                 9,355    1,108,006        0.0%
#   Vector Group, Ltd.                                         27,543      594,929        0.0%
    Village Super Market, Inc. Class A                          8,666      211,450        0.0%
    Wal-Mart Stores, Inc.                                     157,202   10,512,098        0.3%
    Walgreens Boots Alliance, Inc.                             36,067    2,859,392        0.1%
    WD-40 Co.                                                   7,242      740,857        0.0%
    Weis Markets, Inc.                                         29,844    1,358,499        0.0%
#*  WhiteWave Foods Co. (The)                                  31,814    1,279,241        0.0%
    Whole Foods Market, Inc.                                   32,477      944,431        0.0%
                                                                      ------------        ---
Total Consumer Staples                                                 182,092,945        4.9%
                                                                      ------------        ---
Energy -- (7.6%)
#*  Abraxas Petroleum Corp.                                    19,403       29,493        0.0%
    Adams Resources & Energy, Inc.                              4,923      198,151        0.0%
#   Alon USA Energy, Inc.                                     101,614    1,066,947        0.0%
    Anadarko Petroleum Corp.                                   68,836    3,631,787        0.1%
*   Antero Resources Corp.                                     35,626    1,008,216        0.0%
#   Apache Corp.                                               70,476    3,833,894        0.1%
    Archrock, Inc.                                             74,370      732,545        0.0%
#   Atwood Oceanics, Inc.                                     102,478      989,937        0.0%
    Baker Hughes, Inc.                                         55,395    2,678,902        0.1%
*   Barnwell Industries, Inc.                                   7,497       12,745        0.0%
#*  Basic Energy Services, Inc.                                64,548      206,554        0.0%
#*  Bill Barrett Corp.                                         64,057      509,894        0.0%
#*  Bonanza Creek Energy, Inc.                                 69,634      270,180        0.0%
#   Bristow Group, Inc.                                        41,007      939,880        0.0%
#*  C&J Energy Services, Ltd.                                  66,082       95,819        0.0%
    Cabot Oil & Gas Corp.                                      37,044      866,830        0.0%
    California Resources Corp.                                208,946      459,681        0.0%
*   Callon Petroleum Co.                                      132,100    1,388,371        0.0%
    CARBO Ceramics, Inc.                                        4,831       71,740        0.0%
#*  Carrizo Oil & Gas, Inc.                                    56,004    1,980,861        0.1%
    Cheniere Energy Partners L.P. Holdings LLC                  4,193       81,680        0.0%
#*  Cheniere Energy, Inc.                                       7,686      298,832        0.0%
    Chesapeake Energy Corp.                                   195,800    1,345,146        0.0%
    Chevron Corp.                                             234,198   23,930,352        0.7%
    Cimarex Energy Co.                                         13,951    1,518,985        0.1%
#*  Clayton Williams Energy, Inc.                              18,832      341,424        0.0%
#*  Clean Energy Fuels Corp.                                   52,155      149,163        0.0%
#*  Cloud Peak Energy, Inc.                                    78,591      173,686        0.0%
#*  Cobalt International Energy, Inc.                         305,897      988,047        0.0%
*   Concho Resources, Inc.                                     25,331    2,942,702        0.1%
    ConocoPhillips                                            160,246    7,658,156        0.2%
#   CONSOL Energy, Inc.                                       116,153    1,748,103        0.1%
*   Contango Oil & Gas Co.                                     24,239      304,927        0.0%
#*  Continental Resources, Inc.                                16,971      632,339        0.0%
#   Core Laboratories NV                                        5,467      730,719        0.0%
#   CVR Energy, Inc.                                           30,742      746,416        0.0%
*   Dawson Geophysical Co.                                     22,033      113,250        0.0%
    Delek US Holdings, Inc.                                    88,382    1,404,390        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
#   Denbury Resources, Inc.                                   317,378 $ 1,225,079        0.0%
    Devon Energy Corp.                                         45,783   1,587,754        0.1%
    DHT Holdings, Inc.                                        138,015     792,206        0.0%
#   Diamond Offshore Drilling, Inc.                           135,376   3,284,222        0.1%
#*  Diamondback Energy, Inc.                                   18,353   1,589,003        0.1%
#*  Dorian LPG, Ltd.                                            9,118      92,639        0.0%
*   Dril-Quip, Inc.                                            48,992   3,175,661        0.1%
    Energen Corp.                                              10,552     448,354        0.0%
*   ENGlobal Corp.                                             25,261      35,113        0.0%
#   EnLink Midstream LLC                                       57,162     819,131        0.0%
    EOG Resources, Inc.                                        51,045   4,217,338        0.1%
*   EP Energy Corp. Class A                                    43,409     213,138        0.0%
*   Era Group, Inc.                                            26,949     256,824        0.0%
    Evolution Petroleum Corp.                                  15,137      83,859        0.0%
*   Exterran Corp.                                             37,185     568,931        0.0%
    Exxon Mobil Corp.                                         602,772  53,285,045        1.5%
*   FMC Technologies, Inc.                                     48,961   1,492,821        0.1%
#*  Forum Energy Technologies, Inc.                            54,496     912,263        0.0%
#   GasLog, Ltd.                                               57,896     741,648        0.0%
#*  Gastar Exploration, Inc.                                  115,199     229,246        0.0%
#*  Geospace Technologies Corp.                                11,088     181,400        0.0%
    Green Plains, Inc.                                         46,043     833,378        0.0%
    Gulf Island Fabrication, Inc.                              22,632     169,966        0.0%
#*  Gulfmark Offshore, Inc. Class A                            31,656     214,628        0.0%
*   Gulfport Energy Corp.                                     118,484   3,708,549        0.1%
#   Hallador Energy Co.                                         4,268      19,932        0.0%
    Halliburton Co.                                            61,378   2,535,525        0.1%
#*  Harvest Natural Resources, Inc.                            33,707      19,213        0.0%
*   Helix Energy Solutions Group, Inc.                        161,926   1,397,421        0.0%
#   Helmerich & Payne, Inc.                                    92,621   6,124,101        0.2%
    Hess Corp.                                                 73,477   4,380,699        0.1%
    HollyFrontier Corp.                                       114,181   4,064,844        0.1%
#*  Hornbeck Offshore Services, Inc.                           46,873     550,289        0.0%
#*  ION Geophysical Corp.                                      11,700     107,172        0.0%
#*  Jones Energy, Inc. Class A                                  3,065      14,712        0.0%
#*  Key Energy Services, Inc.                                 206,647     109,296        0.0%
    Kinder Morgan, Inc.                                        98,346   1,746,625        0.1%
#*  Kosmos Energy, Ltd.                                       142,059     920,542        0.0%
#*  Laredo Petroleum, Inc.                                    118,023   1,437,520        0.0%
    Marathon Oil Corp.                                        253,234   3,568,067        0.1%
    Marathon Petroleum Corp.                                   76,030   2,971,252        0.1%
#*  Matador Resources Co.                                      83,730   1,804,382        0.1%
*   Matrix Service Co.                                         38,549     726,263        0.0%
*   McDermott International, Inc.                             154,605     701,907        0.0%
*   Memorial Resource Development Corp.                        68,299     893,351        0.0%
#*  Mitcham Industries, Inc.                                   22,567      83,949        0.0%
#   Murphy Oil Corp.                                           74,596   2,666,061        0.1%
    Nabors Industries, Ltd.                                   343,306   3,364,399        0.1%
#   National Oilwell Varco, Inc.                               90,981   3,278,955        0.1%
*   Natural Gas Services Group, Inc.                           21,953     504,699        0.0%
*   Newfield Exploration Co.                                   36,919   1,338,314        0.0%
*   Newpark Resources, Inc.                                   127,483     595,346        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Energy -- (Continued)
#   Noble Corp. P.L.C.                                        273,753 $3,074,246        0.1%
    Noble Energy, Inc.                                        175,580  6,340,194        0.2%
#*  Nordic American Offshore, Ltd.                                239      1,360        0.0%
#   Nordic American Tankers, Ltd.                              27,665    426,318        0.0%
#*  Northern Oil and Gas, Inc.                                 78,652    429,440        0.0%
*   Oasis Petroleum, Inc.                                      62,767    608,212        0.0%
    Occidental Petroleum Corp.                                 59,867  4,588,806        0.1%
#   Oceaneering International, Inc.                            54,047  1,980,823        0.1%
*   Oil States International, Inc.                             71,676  2,482,857        0.1%
#   ONEOK, Inc.                                                18,514    669,281        0.0%
#   Overseas Shipholding Group, Inc. Class A                    3,176      6,447        0.0%
    Overseas Shipholding Group, Inc. Class B                   31,761     70,509        0.0%
*   Pacific Drilling SA                                        19,891     13,331        0.0%
    Panhandle Oil and Gas, Inc. Class A                        27,323    516,131        0.0%
#*  Par Pacific Holdings, Inc.                                 20,134    384,761        0.0%
*   Parker Drilling Co.                                       144,626    442,556        0.0%
*   Parsley Energy, Inc. Class A                               64,356  1,507,218        0.1%
#   Patterson-UTI Energy, Inc.                                221,426  4,373,163        0.1%
    PBF Energy, Inc. Class A                                   97,740  3,145,273        0.1%
#*  PDC Energy, Inc.                                           60,322  3,787,618        0.1%
#*  PetroQuest Energy, Inc.                                    72,523     57,373        0.0%
*   PHI, Inc. Non-voting                                       18,063    404,972        0.0%
*   PHI, Inc. Voting                                            1,053     22,029        0.0%
    Phillips 66                                                85,158  6,992,323        0.2%
*   Pioneer Energy Services Corp.                              74,145    230,591        0.0%
    Pioneer Natural Resources Co.                               8,662  1,438,758        0.0%
    QEP Resources, Inc.                                       229,046  4,106,795        0.1%
#   Range Resources Corp.                                      15,600    688,116        0.0%
*   Renewable Energy Group, Inc.                               74,920    728,222        0.0%
#*  REX American Resources Corp.                                9,639    524,072        0.0%
#*  Rice Energy, Inc.                                          70,764  1,224,925        0.0%
#*  RigNet, Inc.                                               18,417    314,931        0.0%
*   Ring Energy, Inc.                                           3,689     26,561        0.0%
#   Rowan Cos. P.L.C. Class A                                 174,129  3,275,366        0.1%
#   RPC, Inc.                                                 103,660  1,567,339        0.1%
#*  RSP Permian, Inc.                                         102,158  3,127,056        0.1%
    Schlumberger, Ltd.                                        118,930  9,554,836        0.3%
    Scorpio Tankers, Inc.                                     321,485  2,012,496        0.1%
#*  SEACOR Holdings, Inc.                                      30,177  1,773,502        0.1%
    SemGroup Corp. Class A                                     37,633  1,153,828        0.0%
#   Ship Finance International, Ltd.                          102,242  1,551,011        0.1%
#   SM Energy Co.                                             114,080  3,554,733        0.1%
#*  Southwestern Energy Co.                                    76,257  1,024,132        0.0%
    Spectra Energy Corp.                                        1,600     50,032        0.0%
*   Steel Excel, Inc.                                           7,909     75,136        0.0%
#*  Stone Energy Corp.                                         72,494     71,051        0.0%
    Superior Energy Services, Inc.                            168,722  2,844,653        0.1%
#*  Synergy Resources Corp.                                   118,767    857,498        0.0%
    Targa Resources Corp.                                      27,319  1,105,327        0.0%
#   Teekay Corp.                                               35,340    395,808        0.0%
#   Teekay Tankers, Ltd. Class A                              107,540    423,708        0.0%
    Tesco Corp.                                                60,351    570,920        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Energy -- (Continued)
    Tesoro Corp.                                              117,828 $  9,389,713        0.3%
*   TETRA Technologies, Inc.                                  136,770      984,744        0.0%
#   Tidewater, Inc.                                            64,165      562,085        0.0%
    Transocean, Ltd.                                          344,915    3,821,658        0.1%
#*  Triangle Petroleum Corp.                                  111,163       49,901        0.0%
#*  Ultra Petroleum Corp.                                       9,559        2,984        0.0%
*   Unit Corp.                                                 63,923      809,265        0.0%
#   US Silica Holdings, Inc.                                   15,565      397,686        0.0%
*   Vaalco Energy, Inc.                                        99,387      122,246        0.0%
    Valero Energy Corp.                                       125,201    7,370,583        0.2%
#*  W&T Offshore, Inc.                                         49,315      118,849        0.0%
#*  Weatherford International P.L.C.                          401,178    3,261,577        0.1%
    Western Refining, Inc.                                     94,206    2,520,953        0.1%
#*  Westmoreland Coal Co.                                       2,935       20,927        0.0%
#*  Whiting Petroleum Corp.                                   143,982    1,727,784        0.1%
*   Willbros Group, Inc.                                       80,929      258,973        0.0%
    Williams Cos., Inc. (The)                                  21,384      414,636        0.0%
    World Fuel Services Corp.                                  42,315    1,977,380        0.1%
#*  WPX Energy, Inc.                                          261,712    2,528,138        0.1%
                                                                      ------------        ---
Total Energy                                                           315,100,502        8.5%
                                                                      ------------        ---
Financials -- (21.1%)
*   1st Constitution Bancorp                                    2,774       34,786        0.0%
    1st Source Corp.                                           40,229    1,385,487        0.0%
    A-Mark Precious Metals, Inc.                                4,468       91,505        0.0%
#   Access National Corp.                                      12,125      238,378        0.0%
*   Affiliated Managers Group, Inc.                             5,461      930,118        0.0%
    Aflac, Inc.                                                47,261    3,259,591        0.1%
    Alexander & Baldwin, Inc.                                  91,558    3,501,178        0.1%
*   Alleghany Corp.                                             7,698    4,012,813        0.1%
    Allied World Assurance Co. Holdings AG                    102,437    3,644,708        0.1%
    Allstate Corp. (The)                                       79,050    5,142,202        0.2%
*   Ally Financial, Inc.                                      230,656    4,107,983        0.1%
#*  Altisource Asset Management Corp.                           1,120       18,760        0.0%
*   Altisource Portfolio Solutions SA                          11,202      350,511        0.0%
*   Ambac Financial Group, Inc.                                48,793      791,910        0.0%
#   American Equity Investment Life Holding Co.               147,385    2,063,390        0.1%
    American Express Co.                                       88,920    5,818,036        0.2%
    American Financial Group, Inc.                             93,206    6,441,467        0.2%
*   American Independence Corp.                                   610       13,304        0.0%
    American International Group, Inc.                        128,798    7,189,504        0.2%
    American National Bankshares, Inc.                          6,441      172,168        0.0%
    American National Insurance Co.                            22,799    2,647,420        0.1%
*   American River Bankshares                                   4,649       47,048        0.0%
    Ameriprise Financial, Inc.                                 20,658    1,981,102        0.1%
    Ameris Bancorp                                             55,108    1,730,391        0.1%
    AMERISAFE, Inc.                                            22,880    1,232,774        0.0%
    AmeriServ Financial, Inc.                                  17,822       54,892        0.0%
#   Ames National Corp.                                           900       23,211        0.0%
#   AmTrust Financial Services, Inc.                          128,178    3,185,223        0.1%
    Aon P.L.C.                                                 16,979    1,784,832        0.1%
*   Arch Capital Group, Ltd.                                   64,673    4,558,800        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Argo Group International Holdings, Ltd.                      38,306 $ 2,105,681        0.1%
    Arrow Financial Corp.                                        17,446     491,279        0.0%
    Arthur J Gallagher & Co.                                     14,066     647,599        0.0%
#   Artisan Partners Asset Management, Inc. Class A               5,326     172,083        0.0%
    Aspen Insurance Holdings, Ltd.                               92,230   4,274,860        0.1%
    Associated Banc-Corp                                        168,126   3,066,618        0.1%
*   Associated Capital Group, Inc. Class A                        3,733     113,745        0.0%
    Assurant, Inc.                                               52,303   4,423,265        0.1%
    Assured Guaranty, Ltd.                                      200,009   5,174,233        0.2%
*   Asta Funding, Inc.                                           12,881     128,939        0.0%
    Astoria Financial Corp.                                     186,418   2,803,727        0.1%
    Atlantic American Corp.                                       5,179      21,182        0.0%
*   Atlantic Coast Financial Corp.                                4,319      27,728        0.0%
*   Atlanticus Holdings Corp.                                    19,831      59,890        0.0%
*   Atlas Financial Holdings, Inc.                                6,073     106,703        0.0%
    Auburn National Bancorporation, Inc.                          1,260      34,650        0.0%
#*  AV Homes, Inc.                                               11,482     132,043        0.0%
    Axis Capital Holdings, Ltd.                                  64,991   3,462,071        0.1%
    Baldwin & Lyons, Inc. Class A                                 1,285      30,262        0.0%
    Baldwin & Lyons, Inc. Class B                                13,262     324,123        0.0%
    Banc of California, Inc.                                     41,736     849,328        0.0%
    BancFirst Corp.                                              20,106   1,254,011        0.0%
*   Bancorp, Inc. (The)                                          66,434     376,681        0.0%
    BancorpSouth, Inc.                                          174,245   4,093,015        0.1%
    Bank Mutual Corp.                                            61,939     500,467        0.0%
    Bank of America Corp.                                     1,204,998  17,544,771        0.5%
    Bank of Commerce Holdings                                     5,615      35,262        0.0%
#   Bank of Hawaii Corp.                                         42,315   2,894,769        0.1%
#   Bank of Marin Bancorp                                         3,677     180,247        0.0%
    Bank of New York Mellon Corp. (The)                         128,445   5,168,627        0.2%
#   Bank of the Ozarks, Inc.                                     61,778   2,551,431        0.1%
    BankFinancial Corp.                                          35,242     435,591        0.0%
    BankUnited, Inc.                                             94,934   3,275,223        0.1%
    Banner Corp.                                                 33,751   1,443,868        0.1%
    Bar Harbor Bankshares                                         6,849     237,660        0.0%
    BB&T Corp.                                                  157,949   5,588,236        0.2%
    BBCN Bancorp, Inc.                                          140,153   2,189,190        0.1%
*   BBX Capital Corp. Class A                                     1,680      25,906        0.0%
    BCB Bancorp, Inc.                                             7,110      71,953        0.0%
    Bear State Financial, Inc.                                    5,803      57,102        0.0%
*   Beneficial Bancorp, Inc.                                     95,184   1,322,106        0.0%
    Berkshire Bancorp, Inc.                                       2,025      15,704        0.0%
    Berkshire Hills Bancorp, Inc.                                47,463   1,288,146        0.0%
    BGC Partners, Inc. Class A                                   82,866     752,423        0.0%
    BlackRock, Inc.                                               8,103   2,887,342        0.1%
    Blue Hills Bancorp, Inc.                                      1,744      25,428        0.0%
    BNC Bancorp                                                  12,442     278,203        0.0%
#*  BofI Holding, Inc.                                           60,340   1,229,126        0.0%
#   BOK Financial Corp.                                          50,796   3,056,903        0.1%
    Boston Private Financial Holdings, Inc.                     157,648   1,926,459        0.1%
#   Bridge Bancorp, Inc.                                          5,503     167,511        0.0%
    Brookline Bancorp, Inc.                                     120,550   1,371,859        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#   Brown & Brown, Inc.                                        77,647 $ 2,726,186        0.1%
    Bryn Mawr Bank Corp.                                       26,876     763,816        0.0%
*   BSB Bancorp, Inc.                                           2,724      64,749        0.0%
    C&F Financial Corp.                                         2,186      85,232        0.0%
    Calamos Asset Management, Inc. Class A                     22,334     184,032        0.0%
    California First National Bancorp                           6,388      94,351        0.0%
    Camden National Corp.                                      12,533     545,311        0.0%
    Cape Bancorp, Inc.                                          7,654     111,672        0.0%
    Capital Bank Financial Corp. Class A                       33,841   1,023,013        0.0%
    Capital City Bank Group, Inc.                              21,487     318,437        0.0%
    Capital One Financial Corp.                                70,527   5,105,450        0.1%
*   Capital Properties, Inc. Class A                              308       3,114        0.0%
    Capitol Federal Financial, Inc.                           260,933   3,467,800        0.1%
    Cardinal Financial Corp.                                   55,358   1,225,073        0.0%
*   Carolina Bank Holdings, Inc.                                1,000      15,030        0.0%
*   Cascade Bancorp                                            43,702     264,397        0.0%
    Cash America International, Inc.                           53,312   1,970,412        0.1%
    Cathay General Bancorp                                    132,058   4,030,410        0.1%
#   CBOE Holdings, Inc.                                        12,636     782,927        0.0%
*   CBRE Group, Inc. Class A                                   27,643     819,062        0.0%
    CenterState Banks, Inc.                                    67,809   1,104,609        0.0%
    Central Pacific Financial Corp.                            35,624     831,464        0.0%
    Century Bancorp, Inc. Class A                               2,971     126,268        0.0%
    Charles Schwab Corp. (The)                                 29,312     832,754        0.0%
    Charter Financial Corp.                                     7,723      96,769        0.0%
    Chemical Financial Corp.                                   56,132   2,158,837        0.1%
    Chicopee Bancorp, Inc.                                      5,278      95,954        0.0%
    Chubb, Ltd.                                                58,676   6,915,553        0.2%
#   Cincinnati Financial Corp.                                 74,978   4,949,298        0.1%
    CIT Group, Inc.                                            86,788   3,000,261        0.1%
    Citigroup, Inc.                                           374,753  17,343,569        0.5%
#   Citizens & Northern Corp.                                   4,553      91,925        0.0%
    Citizens Community Bancorp, Inc.                            3,663      33,590        0.0%
    Citizens Financial Group, Inc.                            123,558   2,823,300        0.1%
    Citizens First Corp.                                        1,000      14,135        0.0%
    Citizens Holding Co.                                        2,106      46,585        0.0%
#*  Citizens, Inc.                                             50,350     410,352        0.0%
    City Holding Co.                                           20,950   1,029,064        0.0%
    CKX Lands, Inc.                                             1,400      16,317        0.0%
#   Clifton Bancorp, Inc.                                      40,690     605,467        0.0%
    CME Group, Inc.                                            38,860   3,571,623        0.1%
    CNA Financial Corp.                                        26,319     831,680        0.0%
#   CNB Financial Corp.                                        11,919     213,231        0.0%
    CNO Financial Group, Inc.                                 264,496   4,858,792        0.1%
    CoBiz Financial, Inc.                                      63,481     768,755        0.0%
    Codorus Valley Bancorp, Inc.                                2,931      61,375        0.0%
    Cohen & Steers, Inc.                                        8,689     341,217        0.0%
*   Colony Bankcorp, Inc.                                       3,099      30,029        0.0%
    Columbia Banking System, Inc.                             113,177   3,337,590        0.1%
    Comerica, Inc.                                             76,472   3,395,357        0.1%
#   Commerce Bancshares, Inc.                                  67,273   3,149,722        0.1%
    Commercial National Financial Corp.                         1,413      29,673        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Community Bank System, Inc.                                64,952 $2,570,151        0.1%
*   Community Bankers Trust Corp.                               1,472      7,434        0.0%
    Community Trust Bancorp, Inc.                              24,952    895,028        0.0%
    Community West Bancshares                                   2,001     14,533        0.0%
    ConnectOne Bancorp, Inc.                                   33,204    571,441        0.0%
#   Consolidated-Tomoka Land Co.                                8,853    436,453        0.0%
*   Consumer Portfolio Services, Inc.                          49,069    193,823        0.0%
#*  Cowen Group, Inc. Class A                                 109,650    382,130        0.0%
    Crawford & Co. Class A                                     34,203    213,769        0.0%
#   Crawford & Co. Class B                                     14,955    100,797        0.0%
#*  Credit Acceptance Corp.                                     8,325  1,633,948        0.1%
*   CU Bancorp                                                  3,510     80,870        0.0%
#   Cullen/Frost Bankers, Inc.                                 51,850  3,317,881        0.1%
*   Customers Bancorp, Inc.                                    40,072  1,041,071        0.0%
#   CVB Financial Corp.                                       124,708  2,142,483        0.1%
    Diamond Hill Investment Group, Inc.                         1,826    320,025        0.0%
    Dime Community Bancshares, Inc.                            76,710  1,389,218        0.0%
    Discover Financial Services                                38,187  2,148,782        0.1%
    Donegal Group, Inc. Class A                                25,494    390,313        0.0%
    Donegal Group, Inc. Class B                                 3,821     55,959        0.0%
*   E*TRADE Financial Corp.                                   140,013  3,525,527        0.1%
    Eagle Bancorp Montana, Inc.                                 3,414     45,884        0.0%
*   Eagle Bancorp, Inc.                                        23,833  1,208,333        0.0%
    East West Bancorp, Inc.                                    95,965  3,597,728        0.1%
    Eastern Virginia Bankshares, Inc.                           3,468     24,345        0.0%
#   Eaton Vance Corp.                                          25,477    879,721        0.0%
#*  eHealth, Inc.                                              15,901    177,932        0.0%
    EMC Insurance Group, Inc.                                  23,175    613,210        0.0%
#*  Emergent Capital, Inc.                                      1,840      8,059        0.0%
    Employers Holdings, Inc.                                   53,912  1,601,186        0.1%
#*  Encore Capital Group, Inc.                                 46,669  1,313,732        0.0%
    Endurance Specialty Holdings, Ltd.                         97,115  6,213,418        0.2%
*   Enova International, Inc.                                  40,571    357,431        0.0%
#*  Enstar Group, Ltd.                                         17,332  2,746,082        0.1%
#   Enterprise Bancorp, Inc.                                    5,554    134,018        0.0%
    Enterprise Financial Services Corp.                        28,618    783,275        0.0%
    Erie Indemnity Co. Class A                                 12,692  1,197,998        0.0%
    ESSA Bancorp, Inc.                                         11,606    157,261        0.0%
    Evans Bancorp, Inc.                                         2,412     58,853        0.0%
    EverBank Financial Corp.                                  114,693  1,729,570        0.1%
    Evercore Partners, Inc. Class A                            22,701  1,172,280        0.0%
#   Everest Re Group, Ltd.                                     22,338  4,130,296        0.1%
*   Ezcorp, Inc. Class A                                       65,130    322,393        0.0%
#   FactSet Research Systems, Inc.                              5,700    859,275        0.0%
    Farmers Capital Bank Corp.                                  6,821    191,738        0.0%
    Farmers National Banc Corp.                                 1,500     13,950        0.0%
    FBL Financial Group, Inc. Class A                          32,494  1,964,912        0.1%
*   FCB Financial Holdings, Inc. Class A                       18,257    638,082        0.0%
    Federal Agricultural Mortgage Corp. Class A                   987     37,871        0.0%
    Federal Agricultural Mortgage Corp. Class C                11,886    483,522        0.0%
    Federated Investors, Inc. Class B                          41,610  1,314,876        0.0%
    Federated National Holding Co.                             30,036    572,186        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES    VALUE+    ASSETS**
                                                                      ------- ---------- ----------
Financials -- (Continued)
#           Fidelity & Guaranty Life                                    2,512 $   66,417        0.0%
            Fidelity Southern Corp.                                    35,717    577,187        0.0%
            Fifth Third Bancorp                                       403,189  7,382,391        0.2%
            Financial Engines, Inc.                                     4,036    130,000        0.0%
            Financial Institutions, Inc.                               21,742    608,776        0.0%
*           First Acceptance Corp.                                     27,407     47,688        0.0%
#           First American Financial Corp.                            127,902  4,607,030        0.1%
*           First BanCorp(318672706)                                  111,587    435,189        0.0%
            First Bancorp(318910106)                                   23,913    487,825        0.0%
            First Bancorp, Inc.                                        11,243    223,174        0.0%
*           First Bancshares, Inc.                                        700      6,594        0.0%
            First Bancshares, Inc. (The)                                  222      3,641        0.0%
            First Busey Corp.                                          44,832    916,366        0.0%
#           First Business Financial Services, Inc.                     9,669    244,722        0.0%
            First Cash Financial Services, Inc.                        33,904  1,550,430        0.1%
#           First Citizens BancShares, Inc. Class A                    11,298  2,880,990        0.1%
            First Commonwealth Financial Corp.                        161,995  1,487,114        0.1%
            First Community Bancshares, Inc.                           23,514    489,326        0.0%
            First Connecticut Bancorp., Inc.                            5,590     96,316        0.0%
            First Defiance Financial Corp.                             11,745    464,867        0.0%
            First Federal of Northern Michigan Bancorp, Inc.              800      5,600        0.0%
            First Financial Bancorp                                   110,393  2,152,663        0.1%
#           First Financial Bankshares, Inc.                           35,508  1,149,749        0.0%
            First Financial Corp.                                      12,972    459,598        0.0%
            First Financial Northwest, Inc.                            19,410    264,752        0.0%
#           First Horizon National Corp.                              273,886  3,856,315        0.1%
            First Interstate BancSystem, Inc. Class A                  38,953  1,055,626        0.0%
*           First Marblehead Corp. (The)                                1,466      5,615        0.0%
            First Merchants Corp.                                      62,176  1,594,814        0.1%
            First Midwest Bancorp, Inc.                               132,274  2,444,424        0.1%
*           First NBC Bank Holding Co.                                 23,381    508,303        0.0%
            First Niagara Financial Group, Inc.                       431,795  4,559,755        0.1%
#           First of Long Island Corp. (The)                            5,097    156,019        0.0%
(degrees)*  First Place Financial Corp.                                10,608         --        0.0%
            First Republic Bank                                        17,944  1,261,822        0.0%
            First South Bancorp, Inc.                                   7,807     67,140        0.0%
*           First United Corp.                                          3,697     41,517        0.0%
            FirstMerit Corp.                                          154,162  3,416,230        0.1%
*           Flagstar Bancorp, Inc.                                     43,785  1,036,391        0.0%
            Flushing Financial Corp.                                   55,077  1,098,786        0.0%
            FNB Corp.                                                 274,562  3,629,710        0.1%
            FNF Group                                                 190,265  6,069,453        0.2%
#*          FNFV Group                                                 63,414    682,969        0.0%
            Forest City Realty Trust, Inc. Class B                      8,417    174,316        0.0%
#*          Forestar Group, Inc.                                       68,927    930,514        0.0%
            Fox Chase Bancorp, Inc.                                    20,480    403,661        0.0%
            Franklin Resources, Inc.                                   12,182    454,876        0.0%
#*          FRP Holdings, Inc.                                          8,107    295,743        0.0%
#           Fulton Financial Corp.                                    300,758  4,207,604        0.1%
            Gain Capital Holdings, Inc.                                73,308    502,160        0.0%
*           GAINSCO, Inc.                                               1,497     19,596        0.0%
            GAMCO Investors, Inc. Class A                               3,733    147,715        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
#*  Genworth Financial, Inc. Class A                          299,377 $1,026,863        0.0%
#   German American Bancorp, Inc.                              16,550    533,406        0.0%
    Glacier Bancorp, Inc.                                      76,407  1,978,177        0.1%
*   Global Indemnity P.L.C.                                    19,269    606,010        0.0%
    Goldman Sachs Group, Inc. (The)                            49,450  8,115,239        0.2%
    Great Southern Bancorp, Inc.                               20,500    776,130        0.0%
#*  Green Dot Corp. Class A                                    63,284  1,406,803        0.0%
#   Greenhill & Co., Inc.                                      10,704    235,702        0.0%
*   Greenlight Capital Re, Ltd. Class A                        56,794  1,222,775        0.0%
    Griffin Industrial Realty, Inc.                             4,473    114,956        0.0%
    Guaranty Bancorp                                           18,059    296,529        0.0%
    Guaranty Federal Bancshares, Inc.                           1,886     30,648        0.0%
*   Hallmark Financial Services, Inc.                          29,577    333,924        0.0%
*   Hampton Roads Bankshares, Inc.                                520        915        0.0%
    Hancock Holding Co.                                       129,799  3,370,880        0.1%
    Hanmi Financial Corp.                                      59,551  1,376,819        0.0%
    Hanover Insurance Group, Inc. (The)                        72,762  6,240,069        0.2%
    Harleysville Savings Financial Corp.                        2,920     54,108        0.0%
    Hartford Financial Services Group, Inc. (The)              87,541  3,885,070        0.1%
    Hawthorn Bancshares, Inc.                                   2,289     34,335        0.0%
#   HCI Group, Inc.                                            29,184    874,353        0.0%
    Heartland Financial USA, Inc.                              28,899    968,405        0.0%
    Hennessy Advisors, Inc.                                       781     24,016        0.0%
    Heritage Commerce Corp.                                    42,951    448,408        0.0%
    Heritage Financial Corp.                                   38,115    703,222        0.0%
    Heritage Insurance Holdings, Inc.                          10,502    139,572        0.0%
#   Heritage Oaks Bancorp                                       9,827     82,055        0.0%
    HF Financial Corp.                                          4,200     84,420        0.0%
    HFF, Inc. Class A                                          17,098    544,229        0.0%
*   Hilltop Holdings, Inc.                                    176,744  3,510,136        0.1%
#   Hingham Institution for Savings                             1,338    171,251        0.0%
*   HMN Financial, Inc.                                         1,450     18,053        0.0%
    Home Bancorp, Inc.                                          7,010    195,719        0.0%
    Home BancShares, Inc.                                      63,971  2,750,113        0.1%
*   HomeStreet, Inc.                                           29,770    641,543        0.0%
*   HomeTrust Bancshares, Inc.                                 10,175    188,746        0.0%
    HopFed Bancorp, Inc.                                        2,207     24,829        0.0%
    Horace Mann Educators Corp.                                54,980  1,709,878        0.1%
    Horizon Bancorp                                            11,108    271,035        0.0%
#*  Howard Hughes Corp. (The)                                  22,590  2,375,790        0.1%
#   Huntington Bancshares, Inc.                               486,672  4,895,920        0.1%
    Iberiabank Corp.                                           56,983  3,361,427        0.1%
    Independence Holding Co.                                   15,010    230,704        0.0%
    Independent Bank Corp.(453836108)                          38,813  1,825,375        0.1%
    Independent Bank Corp.(453838609)                           7,338    111,171        0.0%
    Independent Bank Group, Inc.                                5,158    188,783        0.0%
    Infinity Property & Casualty Corp.                         12,729  1,020,357        0.0%
#   Interactive Brokers Group, Inc. Class A                    74,271  2,822,298        0.1%
    Intercontinental Exchange, Inc.                             6,864  1,647,566        0.1%
*   InterGroup Corp. (The)                                        235      6,578        0.0%
    International Bancshares Corp.                             99,951  2,617,717        0.1%
*   INTL. FCStone, Inc.                                        30,647    836,663        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Invesco, Ltd.                                             161,653 $ 5,012,860        0.1%
    Investment Technology Group, Inc.                          58,394   1,139,851        0.0%
    Investors Bancorp, Inc.                                   429,913   4,965,495        0.1%
    Investors Title Co.                                         1,606     152,939        0.0%
    Janus Capital Group, Inc.                                 206,546   3,015,572        0.1%
    Jones Lang LaSalle, Inc.                                   11,339   1,305,913        0.0%
    JPMorgan Chase & Co.                                      536,613  33,913,942        0.9%
*   KCG Holdings, Inc. Class A                                 67,317     922,243        0.0%
    Kearny Financial Corp.                                     85,910   1,084,184        0.0%
    Kemper Corp.                                               89,053   2,757,081        0.1%
    Kennedy-Wilson Holdings, Inc.                              39,468     852,903        0.0%
    Kentucky First Federal Bancorp                              2,320      21,715        0.0%
    KeyCorp                                                   391,336   4,809,519        0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                58,776     157,520        0.0%
    Lake Shore Bancorp, Inc.                                      339       4,671        0.0%
    Lake Sunapee Bank Group                                     4,833      68,822        0.0%
    Lakeland Bancorp, Inc.                                     48,352     536,224        0.0%
    Lakeland Financial Corp.                                   22,750   1,075,847        0.0%
    Landmark Bancorp, Inc.                                      2,882      74,010        0.0%
    LegacyTexas Financial Group, Inc.                          57,391   1,415,262        0.0%
    Legg Mason, Inc.                                          109,758   3,524,329        0.1%
#*  LendingTree, Inc.                                           9,163     819,814        0.0%
    Leucadia National Corp.                                   156,313   2,607,301        0.1%
    Lincoln National Corp.                                    118,951   5,168,421        0.2%
    Loews Corp.                                               111,774   4,435,192        0.1%
#   LPL Financial Holdings, Inc.                               43,478   1,147,819        0.0%
    M&T Bank Corp.                                             10,870   1,286,138        0.0%
    Macatawa Bank Corp.                                        37,244     253,632        0.0%
    Mackinac Financial Corp.                                    6,295      66,853        0.0%
*   Magyar Bancorp, Inc.                                        1,971      20,006        0.0%
#   Maiden Holdings, Ltd.                                     123,646   1,512,191        0.1%
    MainSource Financial Group, Inc.                           35,765     781,465        0.0%
*   Malvern Bancorp, Inc.                                         241       3,798        0.0%
    Manning & Napier, Inc.                                      8,145      69,640        0.0%
*   Marcus & Millichap, Inc.                                    7,263     182,156        0.0%
*   Markel Corp.                                                6,444   5,793,865        0.2%
    MarketAxess Holdings, Inc.                                 25,322   3,108,529        0.1%
    Marlin Business Services Corp.                             20,602     304,704        0.0%
    Marsh & McLennan Cos., Inc.                                17,700   1,117,755        0.0%
*   Maui Land & Pineapple Co., Inc.                             4,186      25,116        0.0%
    MB Financial, Inc.                                        108,087   3,757,104        0.1%
*   MBIA, Inc.                                                258,400   2,015,520        0.1%
    MBT Financial Corp.                                        13,154     115,755        0.0%
    Mercantile Bank Corp.                                      17,662     426,007        0.0%
    Merchants Bancshares, Inc.                                  7,987     243,124        0.0%
#   Mercury General Corp.                                      49,649   2,626,432        0.1%
    Meridian Bancorp, Inc.                                     68,921   1,007,625        0.0%
    Meta Financial Group, Inc.                                 11,060     548,797        0.0%
    MetLife, Inc.                                             108,351   4,886,630        0.1%
*   MGIC Investment Corp.                                      70,927     512,802        0.0%
    Mid Penn Bancorp, Inc.                                        778      12,098        0.0%
#   MidSouth Bancorp, Inc.                                     10,806      97,794        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    MidWestOne Financial Group, Inc.                            8,074 $  228,979        0.0%
#   Moelis & Co. Class A                                        6,255    175,828        0.0%
    Morgan Stanley                                            171,784  4,648,475        0.1%
    Morningstar, Inc.                                           7,796    648,627        0.0%
*   MSB Financial Corp.                                         1,253     16,427        0.0%
    MSCI, Inc.                                                 23,346  1,772,895        0.1%
    MutualFirst Financial, Inc.                                 5,851    153,881        0.0%
    Nasdaq, Inc.                                               91,090  5,621,164        0.2%
    National Bank Holdings Corp. Class A                       41,622    832,024        0.0%
#   National Bankshares, Inc.                                     400     14,396        0.0%
    National General Holdings Corp.                            31,037    626,637        0.0%
    National Interstate Corp.                                  27,932    860,026        0.0%
    National Security Group, Inc. (The)                           419      6,620        0.0%
    National Western Life Group, Inc. Class A                   2,637    571,438        0.0%
#*  Nationstar Mortgage Holdings, Inc.                          3,026     35,071        0.0%
    Navient Corp.                                             221,529  3,028,301        0.1%
*   Navigators Group, Inc. (The)                               20,799  1,718,205        0.1%
    NBT Bancorp, Inc.                                          64,194  1,819,258        0.1%
    Nelnet, Inc. Class A                                       55,283  2,316,911        0.1%
    New York Community Bancorp, Inc.                          206,831  3,108,670        0.1%
#*  NewStar Financial, Inc.                                    50,806    488,754        0.0%
*   Nicholas Financial, Inc.                                    8,092     85,937        0.0%
*   NMI Holdings, Inc. Class A                                 21,140    132,971        0.0%
    Northeast Bancorp                                             118      1,328        0.0%
    Northeast Community Bancorp, Inc.                          10,523     71,030        0.0%
    Northern Trust Corp.                                       28,370  2,016,540        0.1%
    Northfield Bancorp, Inc.                                   86,601  1,373,492        0.0%
    Northrim BanCorp, Inc.                                      7,949    205,084        0.0%
#   NorthStar Asset Management Group, Inc.                     12,798    159,207        0.0%
    Northwest Bancshares, Inc.                                190,745  2,674,245        0.1%
    Norwood Financial Corp.                                     1,641     47,130        0.0%
#   Ocean Shore Holding Co.                                     6,104    109,017        0.0%
    OceanFirst Financial Corp.                                 25,663    499,915        0.0%
#*  Ocwen Financial Corp.                                      26,977     60,968        0.0%
    OFG Bancorp                                                75,415    665,914        0.0%
    Ohio Valley Banc Corp.                                      2,002     43,844        0.0%
    Old Line Bancshares, Inc.                                   5,057     93,453        0.0%
    Old National Bancorp.                                     197,796  2,650,466        0.1%
    Old Point Financial Corp.                                     700     13,510        0.0%
    Old Republic International Corp.                          303,933  5,619,721        0.2%
    Old Second Bancorp, Inc.                                   17,178    122,994        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    42,171    522,920        0.0%
#*  OneMain Holdings, Inc.                                     10,845    345,088        0.0%
#   Oppenheimer Holdings, Inc. Class A                         10,128    154,756        0.0%
    Opus Bank                                                  12,845    463,961        0.0%
    Oritani Financial Corp.                                    83,480  1,446,708        0.1%
    Pacific Continental Corp.                                  23,854    397,408        0.0%
*   Pacific Mercantile Bancorp                                 11,608     87,176        0.0%
*   Pacific Premier Bancorp, Inc.                              30,420    707,569        0.0%
#   PacWest Bancorp                                           119,528  4,778,729        0.1%
    Park National Corp.                                        14,100  1,294,380        0.0%
    Park Sterling Corp.                                        42,472    310,046        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
#*  Patriot National Bancorp, Inc.                                150 $    2,138        0.0%
#   PB Bancorp, Inc.                                            3,872     32,835        0.0%
    Peapack Gladstone Financial Corp.                          19,775    378,493        0.0%
#   Penns Woods Bancorp, Inc.                                   4,555    189,579        0.0%
*   PennyMac Financial Services, Inc. Class A                   5,833     74,312        0.0%
#   People's United Financial, Inc.                           227,225  3,521,987        0.1%
    Peoples Bancorp of North Carolina, Inc.                     3,297     63,665        0.0%
    Peoples Bancorp, Inc.                                      19,415    417,228        0.0%
#   Peoples Financial Services Corp.                              300     11,826        0.0%
*   PHH Corp.                                                  59,532    763,796        0.0%
*   PICO Holdings, Inc.                                        32,722    324,929        0.0%
    Pinnacle Financial Partners, Inc.                          43,917  2,159,399        0.1%
*   Piper Jaffray Cos.                                         20,441    852,594        0.0%
    PNC Financial Services Group, Inc. (The)                   61,706  5,416,553        0.2%
    Popular, Inc.                                             116,807  3,471,504        0.1%
#*  PRA Group, Inc.                                            42,921  1,424,119        0.0%
    Preferred Bank                                             12,639    401,415        0.0%
    Premier Financial Bancorp, Inc.                             6,434    102,687        0.0%
#   Primerica, Inc.                                            80,176  3,973,523        0.1%
    Principal Financial Group, Inc.                           157,281  6,712,753        0.2%
    PrivateBancorp, Inc.                                       83,480  3,473,603        0.1%
    ProAssurance Corp.                                         72,223  3,447,204        0.1%
    Progressive Corp. (The)                                    93,236  3,039,494        0.1%
#   Prosperity Bancshares, Inc.                                70,464  3,718,385        0.1%
    Provident Financial Holdings, Inc.                          9,638    166,737        0.0%
    Provident Financial Services, Inc.                         96,974  1,937,541        0.1%
    Prudential Bancorp, Inc.                                    5,896     84,608        0.0%
    Prudential Financial, Inc.                                 53,496  4,153,429        0.1%
    Pulaski Financial Corp.                                    10,937    176,851        0.0%
    Pzena Investment Management, Inc. Class A                   7,680     69,581        0.0%
    QCR Holdings, Inc.                                          3,258     83,959        0.0%
    Radian Group, Inc.                                        128,091  1,638,284        0.1%
#   Raymond James Financial, Inc.                              61,445  3,205,586        0.1%
#   RE/MAX Holdings, Inc. Class A                              15,551    572,277        0.0%
*   Realogy Holdings Corp.                                     68,018  2,430,963        0.1%
*   Regional Management Corp.                                   4,018     66,377        0.0%
    Regions Financial Corp.                                   613,306  5,752,810        0.2%
    Reinsurance Group of America, Inc.                         45,265  4,310,133        0.1%
    RenaissanceRe Holdings, Ltd.                               50,504  5,601,399        0.2%
    Renasant Corp.                                             64,662  2,220,493        0.1%
    Republic Bancorp, Inc. Class A                             22,376    611,089        0.0%
#*  Republic First Bancorp, Inc.                               20,713     96,315        0.0%
    Resource America, Inc. Class A                             26,031    164,516        0.0%
    Riverview Bancorp, Inc.                                    13,240     57,726        0.0%
#   RLI Corp.                                                  47,248  2,937,881        0.1%
*   Royal Bancshares of Pennsylvania, Inc. Class A             12,894     38,037        0.0%
    S&T Bancorp, Inc.                                          48,662  1,249,154        0.0%
#*  Safeguard Scientifics, Inc.                                42,326    584,099        0.0%
    Safety Insurance Group, Inc.                               29,639  1,677,864        0.1%
    Salisbury Bancorp, Inc.                                       856     27,392        0.0%
    Sandy Spring Bancorp, Inc.                                 36,319  1,038,360        0.0%
*   Santander Consumer USA Holdings, Inc.                      23,623    311,115        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    SB Financial Group, Inc.                                    3,194 $   34,080        0.0%
*   Seacoast Banking Corp. of Florida                          27,438    445,044        0.0%
*   Security National Financial Corp. Class A                   4,575     22,509        0.0%
    SEI Investments Co.                                        12,500    601,000        0.0%
*   Select Bancorp, Inc.                                        2,187     17,912        0.0%
    Selective Insurance Group, Inc.                            83,256  2,889,816        0.1%
#   ServisFirst Bancshares, Inc.                                6,848    337,469        0.0%
    Shore Bancshares, Inc.                                      7,198     84,505        0.0%
    SI Financial Group, Inc.                                    9,640    134,189        0.0%
*   Siebert Financial Corp.                                     9,393     11,647        0.0%
    Sierra Bancorp                                             15,922    280,386        0.0%
*   Signature Bank                                             14,492  1,997,432        0.1%
    Silvercrest Asset Management Group, Inc. Class A            3,950     51,508        0.0%
    Simmons First National Corp. Class A                       42,576  1,988,299        0.1%
#*  SLM Corp.                                                 245,290  1,660,613        0.1%
    South State Corp.                                          35,322  2,471,834        0.1%
*   Southcoast Financial Corp.                                  5,735     78,225        0.0%
*   Southern First Bancshares, Inc.                             2,825     72,038        0.0%
    Southern Missouri Bancorp, Inc.                             2,930     72,576        0.0%
    Southern National Bancorp of Virginia, Inc.                   712      8,758        0.0%
#   Southside Bancshares, Inc.                                 36,101  1,054,510        0.0%
    Southwest Bancorp, Inc.                                    35,381    567,865        0.0%
    Southwest Georgia Financial Corp.                           1,854     27,393        0.0%
#*  St Joe Co. (The)                                           21,800    367,330        0.0%
    State Auto Financial Corp.                                 44,246    907,485        0.0%
    State Bank Financial Corp.                                 17,152    358,134        0.0%
    State National Cos., Inc.                                   5,015     56,569        0.0%
    State Street Corp.                                         29,932  1,864,764        0.1%
    Sterling Bancorp                                          236,740  3,868,332        0.1%
    Stewart Information Services Corp.                         45,745  1,592,841        0.1%
*   Stifel Financial Corp.                                     65,845  2,166,959        0.1%
    Stock Yards Bancorp, Inc.                                  19,621    793,473        0.0%
    Stonegate Bank                                                717     22,586        0.0%
*   Stratus Properties, Inc.                                    9,080    217,012        0.0%
    Suffolk Bancorp                                            16,868    404,663        0.0%
    Summit Financial Group, Inc.                                1,980     36,986        0.0%
    Summit State Bank                                           2,856     40,341        0.0%
*   Sun Bancorp, Inc.                                          14,151    304,105        0.0%
    SunTrust Banks, Inc.                                       59,577  2,486,744        0.1%
    Sussex Bancorp                                              2,146     28,864        0.0%
*   SVB Financial Group                                        18,185  1,896,332        0.1%
*   Synchrony Financial                                       176,375  5,391,784        0.2%
    Synovus Financial Corp.                                   164,662  5,130,868        0.2%
    T Rowe Price Group, Inc.                                   11,400    858,306        0.0%
    Talmer Bancorp, Inc. Class A                               26,945    522,733        0.0%
    TCF Financial Corp.                                       222,726  3,037,983        0.1%
#   TD Ameritrade Holding Corp.                                48,498  1,446,695        0.1%
*   Tejon Ranch Co.                                            23,066    519,446        0.0%
    Territorial Bancorp, Inc.                                  16,900    443,287        0.0%
#   Teton Advisors, Inc. Class A                                   39      1,677        0.0%
*   Texas Capital Bancshares, Inc.                             56,435  2,585,852        0.1%
    TFS Financial Corp.                                        70,784  1,267,034        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    TheStreet, Inc.                                            24,818 $    27,300        0.0%
    Timberland Bancorp, Inc.                                    3,941      54,465        0.0%
    Tiptree Financial, Inc. Class A                            72,177     399,139        0.0%
#   Tompkins Financial Corp.                                   20,505   1,339,797        0.0%
    Torchmark Corp.                                            42,607   2,466,519        0.1%
    Towne Bank                                                 66,182   1,389,822        0.0%
    Travelers Cos., Inc. (The)                                 66,684   7,328,572        0.2%
    Trico Bancshares                                           32,050     862,786        0.0%
*   Trinity Place Holdings, Inc.                                6,344      47,136        0.0%
#*  TriState Capital Holdings, Inc.                            17,612     235,296        0.0%
    TrustCo Bank Corp. NY                                     191,970   1,230,528        0.0%
#   Trustmark Corp.                                           116,297   2,850,439        0.1%
    U.S. Bancorp.                                             118,110   5,042,116        0.1%
#   UMB Financial Corp.                                        56,515   3,150,711        0.1%
    Umpqua Holdings Corp.                                     223,319   3,535,140        0.1%
    Union Bankshares Corp.                                     62,048   1,638,688        0.1%
    Union Bankshares, Inc.                                      2,000      58,000        0.0%
    United Bancshares, Inc.                                     2,040      37,128        0.0%
#   United Bankshares, Inc.                                   101,455   3,925,294        0.1%
    United Community Bancorp                                      993      14,528        0.0%
    United Community Banks, Inc.                               91,589   1,843,687        0.1%
    United Community Financial Corp.                           34,835     206,920        0.0%
    United Financial Bancorp, Inc.                             78,102   1,013,764        0.0%
    United Fire Group, Inc.                                    29,384   1,316,991        0.0%
#   United Insurance Holdings Corp.                            24,757     403,787        0.0%
*   United Security Bancshares                                 11,666      62,763        0.0%
#   United Security Bancshares, Inc.                              600       5,166        0.0%
    Unity Bancorp, Inc.                                         6,359      74,782        0.0%
    Universal Insurance Holdings, Inc.                         83,507   1,470,558        0.1%
    Univest Corp. of Pennsylvania                              29,290     578,185        0.0%
    Unum Group                                                115,811   3,961,894        0.1%
    Validus Holdings, Ltd.                                    106,222   4,895,772        0.1%
#   Valley National Bancorp                                   242,772   2,296,623        0.1%
    Value Line, Inc.                                            3,839      62,921        0.0%
#   Virtus Investment Partners, Inc.                           11,743     918,537        0.0%
    Voya Financial, Inc.                                       70,930   2,303,097        0.1%
    VSB Bancorp, Inc.                                             170       2,086        0.0%
#   Waddell & Reed Financial, Inc. Class A                     19,273     392,013        0.0%
*   Walker & Dunlop, Inc.                                      57,779   1,274,027        0.0%
    Washington Federal, Inc.                                  179,439   4,358,573        0.1%
#   Washington Trust Bancorp, Inc.                             19,750     723,442        0.0%
    WashingtonFirst Bankshares, Inc.                            1,093      24,265        0.0%
    Waterstone Financial, Inc.                                 44,974     630,535        0.0%
    Wayne Savings Bancshares, Inc.                              1,684      22,650        0.0%
#   Webster Financial Corp.                                   128,628   4,712,930        0.1%
    Wells Fargo & Co.                                         700,957  35,033,831        1.0%
    WesBanco, Inc.                                             58,447   1,877,902        0.1%
#   West BanCorp, Inc.                                         25,880     482,662        0.0%
#   Westamerica Bancorporation                                 22,308   1,086,846        0.0%
*   Western Alliance Bancorp                                   87,862   3,213,992        0.1%
    Westfield Financial, Inc.                                  30,858     236,372        0.0%
    Westwood Holdings Group, Inc.                               7,809     449,408        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
    White Mountains Insurance Group, Ltd.                       2,659 $  2,206,970        0.1%
    Willis Towers Watson P.L.C.                                12,146    1,517,035        0.1%
    Wilshire Bancorp, Inc.                                    138,668    1,493,454        0.1%
    Wintrust Financial Corp.                                   81,149    4,221,371        0.1%
#   WisdomTree Investments, Inc.                               44,385      483,353        0.0%
*   World Acceptance Corp.                                     13,047      566,109        0.0%
#   WR Berkley Corp.                                          105,115    5,886,440        0.2%
    WSFS Financial Corp.                                       35,576    1,214,565        0.0%
    WVS Financial Corp.                                         1,627       19,378        0.0%
    XL Group P.L.C.                                           137,506    4,500,571        0.1%
    Yadkin Financial Corp.                                     44,866    1,122,547        0.0%
    Your Community Bankshares, Inc.                               255        8,568        0.0%
    Zions Bancorporation                                      206,197    5,674,541        0.2%
                                                                      ------------       ----
Total Financials                                                       879,000,288       23.8%
                                                                      ------------       ----
Health Care -- (7.1%)
    Abaxis, Inc.                                                8,365      379,102        0.0%
    Abbott Laboratories                                        52,410    2,038,749        0.1%
#*  ABIOMED, Inc.                                               2,919      283,552        0.0%
#*  Acadia Healthcare Co., Inc.                                20,122    1,271,509        0.1%
*   Accuray, Inc.                                               5,521       29,593        0.0%
    Aceto Corp.                                                45,280    1,015,630        0.0%
*   Acorda Therapeutics, Inc.                                  34,110      881,744        0.0%
#*  Adamas Pharmaceuticals, Inc.                               13,833      233,501        0.0%
    Adcare Health Systems, Inc.                                    49          109        0.0%
*   Addus HomeCare Corp.                                       18,799      347,782        0.0%
    Aetna, Inc.                                                47,160    5,294,653        0.2%
    Agilent Technologies, Inc.                                 29,267    1,197,606        0.0%
#*  Air Methods Corp.                                          60,910    2,252,452        0.1%
#*  Akebia Therapeutics, Inc.                                   2,541       23,860        0.0%
#*  Akorn, Inc.                                                15,379      391,396        0.0%
#*  Albany Molecular Research, Inc.                            35,314      531,476        0.0%
*   Alere, Inc.                                                90,727    3,538,353        0.1%
*   Alexion Pharmaceuticals, Inc.                              10,240    1,426,227        0.1%
*   Align Technology, Inc.                                     13,755      992,973        0.0%
*   Alkermes P.L.C.                                             9,386      373,094        0.0%
*   Allergan P.L.C.                                            38,459    8,328,681        0.2%
*   Alliance HealthCare Services, Inc.                          5,402       38,840        0.0%
*   Allied Healthcare Products, Inc.                            4,920        3,345        0.0%
*   Allscripts Healthcare Solutions, Inc.                     121,794    1,632,040        0.1%
*   Almost Family, Inc.                                        17,908      752,315        0.0%
#*  Alnylam Pharmaceuticals, Inc.                               5,435      364,362        0.0%
#*  AMAG Pharmaceuticals, Inc.                                 16,335      433,204        0.0%
#*  Amedisys, Inc.                                             39,104    2,013,465        0.1%
*   American Shared Hospital Services                             900        1,800        0.0%
    AmerisourceBergen Corp.                                     5,303      451,285        0.0%
    Amgen, Inc.                                                26,355    4,171,997        0.1%
*   AMN Healthcare Services, Inc.                              64,722    2,298,278        0.1%
#*  Amphastar Pharmaceuticals, Inc.                            24,338      299,357        0.0%
*   Amsurg Corp.                                               76,887    6,226,309        0.2%
    Analogic Corp.                                             13,075    1,032,794        0.0%
*   AngioDynamics, Inc.                                        50,358      616,886        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Health Care -- (Continued)
*   Anika Therapeutics, Inc.                                   23,690 $1,081,685        0.0%
    Anthem, Inc.                                               51,610  7,265,140        0.2%
#*  Aralez Pharmaceuticals, Inc.                               21,717     84,913        0.0%
*   ArQule, Inc.                                               20,750     33,823        0.0%
*   Arrhythmia Research Technology, Inc.                        1,153      4,756        0.0%
#*  Assembly Biosciences, Inc.                                  5,098     30,588        0.0%
#*  athenahealth, Inc.                                          2,611    348,046        0.0%
    Atrion Corp.                                                2,187    868,895        0.0%
*   Aviragen Therapeutics, Inc.                                 6,230      9,843        0.0%
    Baxter International, Inc.                                  3,466    153,267        0.0%
    Becton Dickinson and Co.                                    9,125  1,471,498        0.1%
*   Bio-Rad Laboratories, Inc. Class A                         26,718  3,789,948        0.1%
*   Bio-Rad Laboratories, Inc. Class B                          1,277    172,395        0.0%
#   Bio-Techne Corp.                                            8,876    827,066        0.0%
*   Bioanalytical Systems, Inc.                                 1,915      2,011        0.0%
*   Biogen, Inc.                                                6,870  1,889,181        0.1%
*   BioMarin Pharmaceutical, Inc.                               4,800    406,464        0.0%
#*  BioScrip, Inc.                                             87,873    231,985        0.0%
*   BioSpecifics Technologies Corp.                             3,727    132,532        0.0%
*   BioTelemetry, Inc.                                         36,090    567,696        0.0%
#*  Bluebird Bio, Inc.                                          2,969    131,675        0.0%
*   Boston Scientific Corp.                                    39,611    868,273        0.0%
*   Bovie Medical Corp.                                        13,510     26,615        0.0%
#*  Brookdale Senior Living, Inc.                              67,263  1,241,675        0.0%
    Bruker Corp.                                               22,783    644,759        0.0%
*   Cambrex Corp.                                              47,097  2,271,959        0.1%
    Cantel Medical Corp.                                       30,310  2,030,467        0.1%
*   Capital Senior Living Corp.                                50,675  1,016,541        0.0%
*   Cardica, Inc.                                               1,610      5,474        0.0%
    Cardinal Health, Inc.                                      11,763    922,925        0.0%
*   Catalent, Inc.                                             15,237    449,949        0.0%
#   Catalyst Biosciences, Inc.                                  3,081      4,313        0.0%
#*  Celsion Corp.                                                 422        625        0.0%
*   Centene Corp.                                              80,039  4,959,216        0.2%
*   Cerner Corp.                                                8,000    449,120        0.0%
*   Charles River Laboratories International, Inc.             15,759  1,249,216        0.0%
#   Chemed Corp.                                                8,323  1,080,159        0.0%
    Cigna Corp.                                                18,390  2,547,751        0.1%
*   Civitas Solutions, Inc.                                     3,257     65,270        0.0%
*   Coherus Biosciences, Inc.                                   3,233     60,877        0.0%
*   Community Health Systems, Inc.                            191,179  3,647,695        0.1%
#   Computer Programs & Systems, Inc.                           7,500    384,975        0.0%
*   Concert Pharmaceuticals, Inc.                               9,417    131,273        0.0%
    CONMED Corp.                                               29,451  1,219,860        0.0%
#   Cooper Cos., Inc. (The)                                     4,843    741,366        0.0%
*   Corvel Corp.                                               13,794    623,489        0.0%
    CR Bard, Inc.                                               4,262    904,269        0.0%
*   Cross Country Healthcare, Inc.                             39,732    493,869        0.0%
    CryoLife, Inc.                                             42,953    532,617        0.0%
*   Cumberland Pharmaceuticals, Inc.                           24,968    118,598        0.0%
*   Cutera, Inc.                                               16,314    190,221        0.0%
*   Cynosure, Inc. Class A                                     24,896  1,218,410        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
*   DaVita HealthCare Partners, Inc.                          38,698 $2,859,782        0.1%
    DENTSPLY SIRONA, Inc.                                     38,081  2,269,628        0.1%
#*  Depomed, Inc.                                             26,958    468,530        0.0%
*   DexCom, Inc.                                               3,531    227,326        0.0%
#*  Dicerna Pharmaceuticals, Inc.                              1,693      7,822        0.0%
    Digirad Corp.                                             16,700     97,361        0.0%
*   Edwards Lifesciences Corp.                                14,800  1,571,908        0.1%
*   Electromed, Inc.                                           3,600     16,524        0.0%
*   Emergent Biosolutions, Inc.                               48,246  1,858,436        0.1%
#*  Endo International P.L.C.                                 14,353    387,531        0.0%
#   Ensign Group, Inc. (The)                                  64,720  1,460,083        0.1%
*   Envision Healthcare Holdings, Inc.                        34,019    769,850        0.0%
*   Enzo Biochem, Inc.                                        39,448    196,451        0.0%
*   Exactech, Inc.                                            15,670    356,336        0.0%
#*  ExamWorks Group, Inc.                                     30,534  1,100,751        0.0%
*   Express Scripts Holding Co.                               53,330  3,932,021        0.1%
*   Five Prime Therapeutics, Inc.                              4,300    204,637        0.0%
*   Five Star Quality Care, Inc.                              85,112    207,673        0.0%
*   Genesis Healthcare, Inc.                                  15,256     38,445        0.0%
#*  Globus Medical, Inc. Class A                              46,669  1,168,592        0.0%
*   Greatbatch, Inc.                                          22,820    794,136        0.0%
*   Haemonetics Corp.                                         48,665  1,578,206        0.1%
#*  Halyard Health, Inc.                                      43,044  1,212,119        0.0%
#*  Hanger, Inc.                                              38,027    262,006        0.0%
#*  Harvard Bioscience, Inc.                                  53,799    159,783        0.0%
    HealthSouth Corp.                                         20,397    845,660        0.0%
*   HealthStream, Inc.                                        46,827  1,059,227        0.0%
*   Healthways, Inc.                                          58,573    682,375        0.0%
#*  Henry Schein, Inc.                                         8,644  1,458,243        0.1%
    Hill-Rom Holdings, Inc.                                   33,783  1,633,408        0.1%
*   HMS Holdings Corp.                                        76,954  1,299,753        0.1%
*   Hologic, Inc.                                             65,441  2,198,163        0.1%
#*  Horizon Pharma P.L.C.                                     32,675    502,215        0.0%
    Humana, Inc.                                              18,374  3,253,484        0.1%
*   Icad, Inc.                                                 1,300      6,877        0.0%
*   ICU Medical, Inc.                                         12,700  1,261,618        0.1%
#*  Idera Pharmaceuticals, Inc.                               20,811     34,546        0.0%
#*  IDEXX Laboratories, Inc.                                   2,498    210,706        0.0%
#*  Illumina, Inc.                                             9,020  1,217,610        0.0%
#*  Impax Laboratories, Inc.                                  32,936  1,098,416        0.0%
*   IMS Health Holdings, Inc.                                 13,635    363,236        0.0%
*   INC Research Holdings, Inc. Class A                          300     14,439        0.0%
#*  Incyte Corp.                                               4,323    312,423        0.0%
#*  InfuSystems Holdings, Inc.                                 6,961     25,060        0.0%
#*  Inogen, Inc.                                               6,718    328,241        0.0%
#*  Inovio Pharmaceuticals, Inc.                               3,380     35,422        0.0%
#*  Insys Therapeutics, Inc.                                   3,050     44,195        0.0%
*   Integra LifeSciences Holdings Corp.                       26,846  1,901,234        0.1%
*   Interpace Diagnostics Group, Inc.                         16,959      8,819        0.0%
#*  Intrexon Corp.                                             4,772    127,556        0.0%
*   Intuitive Surgical, Inc.                                   1,500    939,540        0.0%
    Invacare Corp.                                            64,126    720,776        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
#*          Ionis Pharmaceuticals, Inc.                                 1,700 $    69,649        0.0%
#*          iRadimed Corp.                                              3,451      56,493        0.0%
*           Iridex Corp.                                                4,733      54,193        0.0%
#*          Jazz Pharmaceuticals P.L.C.                                 4,993     752,445        0.0%
            Johnson & Johnson                                          96,154  10,776,940        0.3%
*           Juniper Pharmaceuticals, Inc.                               5,887      39,973        0.0%
            Kewaunee Scientific Corp.                                   2,037      34,303        0.0%
*           Kindred Biosciences, Inc.                                   1,802       6,649        0.0%
            Kindred Healthcare, Inc.                                  143,054   2,111,477        0.1%
*           Laboratory Corp. of America Holdings                       13,263   1,662,119        0.1%
#           Landauer, Inc.                                              5,838     202,812        0.0%
#*          Lannett Co., Inc.                                          22,843     438,129        0.0%
            LeMaitre Vascular, Inc.                                    22,283     369,452        0.0%
#*          Lexicon Pharmaceuticals, Inc.                               1,986      27,427        0.0%
*           LHC Group, Inc.                                            23,041     929,474        0.0%
*           LifePoint Health, Inc.                                     66,363   4,483,484        0.1%
#*          Ligand Pharmaceuticals, Inc.                                6,704     810,312        0.0%
#*          Lipocine, Inc.                                             18,258     178,016        0.0%
*           LivaNova P.L.C.                                            14,338     756,043        0.0%
#*          Luminex Corp.                                              38,131     766,433        0.0%
*           Magellan Health, Inc.                                      46,070   3,246,092        0.1%
*           Mallinckrodt P.L.C.                                        44,819   2,802,084        0.1%
*           Masimo Corp.                                               26,834   1,163,254        0.0%
            McKesson Corp.                                              8,300   1,392,906        0.1%
(degrees)*  Medcath Corp.                                              19,024          --        0.0%
#*          Medicines Co. (The)                                        98,819   3,516,968        0.1%
#*          MediciNova, Inc.                                           12,083      83,131        0.0%
*           Medivation, Inc.                                            1,212      70,054        0.0%
#*          MEDNAX, Inc.                                               22,381   1,595,541        0.1%
            Medtronic P.L.C.                                           64,363   5,094,331        0.2%
            Merck & Co., Inc.                                         149,737   8,211,577        0.2%
#           Meridian Bioscience, Inc.                                  31,340     598,907        0.0%
*           Merit Medical Systems, Inc.                                58,164   1,177,821        0.0%
*           Misonix, Inc.                                               3,363      20,077        0.0%
#*          Molina Healthcare, Inc.                                    46,900   2,427,544        0.1%
#*          Momenta Pharmaceuticals, Inc.                              28,579     271,786        0.0%
*           Mylan NV                                                   29,257   1,220,309        0.0%
#*          Myriad Genetics, Inc.                                      20,479     737,244        0.0%
            National HealthCare Corp.                                  15,945   1,027,655        0.0%
            National Research Corp. Class A                            14,574     209,720        0.0%
            National Research Corp. Class B                             2,429      90,480        0.0%
#*          Natus Medical, Inc.                                        29,749     948,101        0.0%
#*          Nektar Therapeutics                                         1,311      20,556        0.0%
*           Neogen Corp.                                               12,896     609,207        0.0%
*           Neurocrine Biosciences, Inc.                                4,294     195,721        0.0%
*           NuVasive, Inc.                                             34,618   1,832,677        0.1%
*           Nuvectra Corp.                                              8,480      71,274        0.0%
*           Omnicell, Inc.                                             43,756   1,394,066        0.1%
#*          OPKO Health, Inc.                                          41,900     450,425        0.0%
*           OraSure Technologies, Inc.                                 64,949     466,334        0.0%
*           Orthofix International NV                                  21,098     923,248        0.0%
#           Owens & Minor, Inc.                                        73,423   2,671,863        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#*  Pain Therapeutics, Inc.                                    36,350 $    89,421        0.0%
#*  Paratek Pharmaceuticals, Inc.                               1,175      16,004        0.0%
*   PAREXEL International Corp.                                20,429   1,248,212        0.0%
#   Patterson Cos., Inc.                                       34,336   1,488,466        0.1%
    PDL BioPharma, Inc.                                        34,563     130,303        0.0%
    PerkinElmer, Inc.                                          13,684     689,947        0.0%
#*  Pernix Therapeutics Holdings, Inc.                          7,231       5,424        0.0%
#   Perrigo Co. P.L.C.                                          5,808     561,459        0.0%
    Pfizer, Inc.                                              459,005  15,014,054        0.4%
*   PharMerica Corp.                                           48,026   1,135,335        0.0%
#   Phibro Animal Health Corp. Class A                          1,693      35,113        0.0%
*   Premier, Inc. Class A                                       5,853     197,890        0.0%
*   Prestige Brands Holdings, Inc.                             65,760   3,733,853        0.1%
#*  Progenics Pharmaceuticals, Inc.                            26,897     142,823        0.0%
*   ProPhase Labs, Inc.                                         6,052       7,747        0.0%
*   Providence Service Corp. (The)                             25,896   1,290,657        0.1%
*   pSivida Corp.                                               1,618       4,644        0.0%
#   Quality Systems, Inc.                                      46,335     652,397        0.0%
    Quest Diagnostics, Inc.                                    24,491   1,840,988        0.1%
#*  Quidel Corp.                                               31,566     546,092        0.0%
#*  Radius Health, Inc.                                           444      15,806        0.0%
#*  RadNet, Inc.                                               29,019     146,546        0.0%
*   Regeneron Pharmaceuticals, Inc.                             6,200   2,335,602        0.1%
*   Repligen Corp.                                             15,944     424,748        0.0%
#   ResMed, Inc.                                                9,600     535,680        0.0%
*   Rigel Pharmaceuticals, Inc.                               114,391     323,727        0.0%
*   RTI Surgical, Inc.                                         91,976     366,984        0.0%
*   Sagent Pharmaceuticals, Inc.                               20,262     235,850        0.0%
#*  Sangamo Biosciences, Inc.                                   3,500      22,050        0.0%
*   SciClone Pharmaceuticals, Inc.                             81,011   1,069,345        0.0%
#*  SeaSpine Holdings Corp.                                     9,468     141,263        0.0%
#*  Seattle Genetics, Inc.                                      7,900     280,292        0.0%
    Select Medical Holdings Corp.                             179,833   2,406,166        0.1%
    Simulations Plus, Inc.                                      8,722      70,299        0.0%
    Span-America Medical Systems, Inc.                          3,229      61,319        0.0%
#*  Spectrum Pharmaceuticals, Inc.                             26,500     187,885        0.0%
    St Jude Medical, Inc.                                      25,187   1,919,249        0.1%
#   STERIS P.L.C.                                              16,221   1,146,338        0.0%
    Stryker Corp.                                               9,409   1,025,675        0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                      22,444     241,946        0.0%
*   SunLink Health Systems, Inc.                                1,702       1,141        0.0%
#*  Supernus Pharmaceuticals, Inc.                             22,318     382,977        0.0%
*   Surgical Care Affiliates, Inc.                             28,726   1,388,902        0.1%
*   SurModics, Inc.                                            21,529     433,163        0.0%
*   Symmetry Surgical, Inc.                                    18,126     189,417        0.0%
*   Taro Pharmaceutical Industries, Ltd.                        2,837     396,442        0.0%
#*  Team Health Holdings, Inc.                                 13,423     561,484        0.0%
#   Teleflex, Inc.                                             10,329   1,609,052        0.1%
#*  Tenet Healthcare Corp.                                     31,779   1,007,077        0.0%
#*  Theravance Biopharma, Inc.                                  1,106      22,950        0.0%
    Thermo Fisher Scientific, Inc.                             27,682   3,993,129        0.1%
*   Tonix Pharmaceuticals Holding Corp.                         6,977      17,582        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
#*  Triple-S Management Corp. Class B                          40,733 $  1,060,687        0.0%
#*  United Therapeutics Corp.                                   5,900      620,680        0.0%
    UnitedHealth Group, Inc.                                   73,435    9,669,921        0.3%
    Universal American Corp.                                  145,692    1,083,948        0.0%
    Universal Health Services, Inc. Class B                    13,504    1,805,215        0.1%
    US Physical Therapy, Inc.                                  19,095      952,077        0.0%
    Utah Medical Products, Inc.                                 3,989      266,864        0.0%
#*  Varian Medical Systems, Inc.                                6,690      543,094        0.0%
*   Vascular Solutions, Inc.                                   15,654      547,107        0.0%
*   VCA, Inc.                                                  52,417    3,300,698        0.1%
*   Veeva Systems, Inc. Class A                                 7,185      197,659        0.0%
#*  Versartis, Inc.                                             3,308       29,970        0.0%
#*  Vitae Pharmaceuticals, Inc.                                 5,439       39,106        0.0%
#*  Vocera Communications, Inc.                                 4,113       48,204        0.0%
*   VWR Corp.                                                  30,385      809,456        0.0%
*   Waters Corp.                                                5,044      656,527        0.0%
*   WellCare Health Plans, Inc.                                38,619    3,475,324        0.1%
#   West Pharmaceutical Services, Inc.                         16,393    1,167,182        0.0%
*   Wright Medical Group NV                                    10,707      201,077        0.0%
    Zimmer Biomet Holdings, Inc.                               10,795    1,249,737        0.0%
    Zoetis, Inc.                                               45,040    2,118,231        0.1%
*   Zogenix, Inc.                                               3,721       38,140        0.0%
                                                                      ------------        ---
Total Health Care                                                      296,301,326        8.0%
                                                                      ------------        ---
Industrials -- (14.2%)
    AAON, Inc.                                                 33,999      901,653        0.0%
    AAR Corp.                                                  44,341    1,065,958        0.0%
    ABM Industries, Inc.                                       80,045    2,575,048        0.1%
#   Acacia Research Corp.                                      23,571      113,612        0.0%
*   ACCO Brands Corp.                                         172,533    1,645,965        0.1%
*   Accuride Corp.                                             26,665       43,197        0.0%
    Acme United Corp.                                           1,921       32,446        0.0%
    Actuant Corp. Class A                                      67,984    1,815,853        0.1%
#   Acuity Brands, Inc.                                         4,829    1,177,745        0.0%
    ADT Corp. (The)                                           242,523   10,181,116        0.3%
#   Advanced Drainage Systems, Inc.                            11,360      262,643        0.0%
#*  Advisory Board Co. (The)                                   34,047    1,077,247        0.0%
*   AECOM                                                     168,366    5,470,211        0.2%
*   Aegion Corp.                                               64,473    1,368,762        0.0%
*   AeroCentury Corp.                                           1,149       12,306        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          24,393      442,001        0.0%
#*  Aerovironment, Inc.                                        37,110    1,071,737        0.0%
#   AGCO Corp.                                                113,349    6,060,771        0.2%
    Air Industries Group                                        1,000        5,770        0.0%
#   Air Lease Corp.                                           152,477    4,647,499        0.1%
*   Air Transport Services Group, Inc.                        105,409    1,485,213        0.0%
    Aircastle, Ltd.                                            57,402    1,245,623        0.0%
    Alamo Group, Inc.                                          14,985      845,753        0.0%
#   Alaska Air Group, Inc.                                     43,195    3,042,224        0.1%
    Albany International Corp. Class A                         31,464    1,267,685        0.0%
#   Allegiant Travel Co.                                        7,395    1,187,415        0.0%
    Allegion P.L.C.                                            10,433      682,840        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Allied Motion Technologies, Inc.                          17,836 $  384,366        0.0%
    Allison Transmission Holdings, Inc.                       70,072  2,018,774        0.1%
    Altra Industrial Motion Corp.                             47,958  1,376,395        0.0%
    AMERCO                                                    18,349  6,458,848        0.2%
*   Ameresco, Inc. Class A                                    16,686     74,586        0.0%
    American Airlines Group, Inc.                             40,944  1,420,347        0.0%
    American Railcar Industries, Inc.                         23,316    956,189        0.0%
#   American Science & Engineering, Inc.                       9,213    263,952        0.0%
#*  American Superconductor Corp.                              1,238     12,330        0.0%
*   American Woodmark Corp.                                   20,886  1,521,336        0.1%
    AMETEK, Inc.                                              24,074  1,157,719        0.0%
*   AMREP Corp.                                                6,528     29,050        0.0%
    AO Smith Corp.                                            15,188  1,172,817        0.0%
#   Apogee Enterprises, Inc.                                  30,486  1,263,340        0.0%
#   Applied Industrial Technologies, Inc.                     47,855  2,193,195        0.1%
*   ARC Document Solutions, Inc.                              72,114    297,110        0.0%
    ArcBest Corp.                                             28,900    551,701        0.0%
    Argan, Inc.                                               33,602  1,148,516        0.0%
*   Armstrong Flooring, Inc.                                  18,382    267,642        0.0%
*   Armstrong World Industries, Inc.                          35,127  1,433,533        0.0%
*   Arotech Corp.                                              3,519     12,739        0.0%
    Astec Industries, Inc.                                    35,090  1,698,356        0.1%
*   Astronics Corp.                                           10,353    382,543        0.0%
*   Astronics Corp. Class B                                    5,598    206,986        0.0%
*   Atlas Air Worldwide Holdings, Inc.                        42,729  1,706,596        0.1%
*   Avalon Holdings Corp. Class A                                700      1,330        0.0%
*   Avis Budget Group, Inc.                                   75,362  1,891,586        0.1%
    AZZ, Inc.                                                 26,957  1,480,478        0.0%
#   B/E Aerospace, Inc.                                       14,140    687,628        0.0%
*   Babcock & Wilcox Enterprises, Inc.                        51,767  1,182,876        0.0%
    Barnes Group, Inc.                                        84,754  2,753,657        0.1%
#   Barrett Business Services, Inc.                            4,886    151,515        0.0%
*   Beacon Roofing Supply, Inc.                               54,616  2,333,742        0.1%
#*  Blue Bird Corp.                                              642      6,940        0.0%
*   BlueLinx Holdings, Inc.                                   61,893     41,468        0.0%
*   BMC Stock Holdings, Inc.                                  11,262    197,648        0.0%
    Brady Corp. Class A                                       61,259  1,622,751        0.1%
    Briggs & Stratton Corp.                                   68,544  1,451,076        0.0%
    Brink's Co. (The)                                         42,906  1,451,939        0.0%
#*  Broadwind Energy, Inc.                                        70        237        0.0%
*   Builders FirstSource, Inc.                                54,400    603,296        0.0%
    BWX Technologies, Inc.                                    44,725  1,493,368        0.0%
*   CAI International, Inc.                                   25,760    263,267        0.0%
    Carlisle Cos., Inc.                                       17,264  1,759,202        0.1%
*   Casella Waste Systems, Inc. Class A                       25,569    183,074        0.0%
#   Caterpillar, Inc.                                         60,984  4,739,676        0.1%
*   CBIZ, Inc.                                                95,977    977,046        0.0%
    CDI Corp.                                                 23,674    169,269        0.0%
    CEB, Inc.                                                 15,517    957,244        0.0%
#   CECO Environmental Corp.                                  23,667    156,202        0.0%
    Celadon Group, Inc.                                       49,176    495,202        0.0%
*   Chart Industries, Inc.                                    51,482  1,325,147        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Chicago Bridge & Iron Co. NV                               99,012 $3,985,233        0.1%
    Chicago Rivet & Machine Co.                                   855     20,879        0.0%
    Cintas Corp.                                               14,003  1,257,189        0.0%
    CIRCOR International, Inc.                                 25,852  1,459,345        0.0%
*   Civeo Corp.                                                83,510    126,935        0.0%
#   CLARCOR, Inc.                                              34,402  2,021,806        0.1%
*   Clean Harbors, Inc.                                        40,125  1,982,175        0.1%
#*  Colfax Corp.                                              106,455  3,452,336        0.1%
    Columbus McKinnon Corp.                                    29,638    489,323        0.0%
    Comfort Systems USA, Inc.                                  54,138  1,596,530        0.1%
*   Command Security Corp.                                      5,329     13,376        0.0%
*   Commercial Vehicle Group, Inc.                             31,240     80,287        0.0%
    Compx International, Inc.                                   2,522     26,922        0.0%
*   Continental Building Products, Inc.                        48,590    952,850        0.0%
*   Continental Materials Corp.                                    73      1,083        0.0%
#   Copa Holdings SA Class A                                   23,345  1,488,244        0.0%
*   Copart, Inc.                                               36,598  1,567,858        0.1%
#   Covanta Holding Corp.                                     161,293  2,622,624        0.1%
*   Covenant Transportation Group, Inc. Class A                27,156    540,676        0.0%
*   CPI Aerostructures, Inc.                                    8,398     57,946        0.0%
*   CRA International, Inc.                                    13,418    291,171        0.0%
    Crane Co.                                                  38,784  2,155,227        0.1%
    CSX Corp.                                                 240,615  6,561,571        0.2%
    Cubic Corp.                                                36,302  1,509,074        0.1%
    Cummins, Inc.                                              16,940  1,982,488        0.1%
    Curtiss-Wright Corp.                                       46,175  3,536,082        0.1%
    Danaher Corp.                                              40,274  3,896,510        0.1%
#   Deere & Co.                                                24,279  2,042,107        0.1%
    Delta Air Lines, Inc.                                      79,618  3,317,682        0.1%
#   Deluxe Corp.                                               24,066  1,510,863        0.1%
*   DigitalGlobe, Inc.                                         99,877  2,213,274        0.1%
#   Donaldson Co., Inc.                                        26,877    878,340        0.0%
    Douglas Dynamics, Inc.                                     53,911  1,235,101        0.0%
    Dover Corp.                                                31,123  2,044,781        0.1%
*   Ducommun, Inc.                                             11,679    185,813        0.0%
    Dun & Bradstreet Corp. (The)                                4,926    543,880        0.0%
#*  DXP Enterprises, Inc.                                      18,365    401,275        0.0%
#*  Dycom Industries, Inc.                                     40,586  2,865,372        0.1%
    Dynamic Materials Corp.                                    18,473    180,481        0.0%
    Eastern Co. (The)                                           4,628     77,334        0.0%
    Eaton Corp. P.L.C.                                         65,401  4,137,921        0.1%
#*  Echo Global Logistics, Inc.                                34,880    815,146        0.0%
    Ecology and Environment, Inc. Class A                       2,769     30,321        0.0%
    EMCOR Group, Inc.                                          65,775  3,188,772        0.1%
    Emerson Electric Co.                                       31,243  1,706,805        0.1%
    Encore Wire Corp.                                          30,729  1,175,384        0.0%
*   Energy Recovery, Inc.                                      44,908    546,081        0.0%
    EnerSys                                                    45,082  2,631,436        0.1%
*   Engility Holdings, Inc.                                    20,775    408,644        0.0%
    Ennis, Inc.                                                43,970    859,174        0.0%
    EnPro Industries, Inc.                                     21,572  1,263,688        0.0%
    EnviroStar, Inc.                                            1,100      4,059        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Equifax, Inc.                                              11,845 $ 1,424,361        0.0%
    ESCO Technologies, Inc.                                    39,969   1,538,007        0.1%
    Espey Manufacturing & Electronics Corp.                     3,027      74,162        0.0%
    Essendant, Inc.                                            55,493   1,708,629        0.1%
*   Esterline Technologies Corp.                               27,879   1,914,172        0.1%
*   ExOne Co. (The)                                            13,641     180,334        0.0%
#   Expeditors International of Washington, Inc.               10,482     520,012        0.0%
    Exponent, Inc.                                             18,982     946,063        0.0%
#   Fastenal Co.                                               11,751     549,829        0.0%
    Federal Signal Corp.                                      123,573   1,691,714        0.1%
    FedEx Corp.                                                24,829   4,099,516        0.1%
#   Flowserve Corp.                                            18,900     922,509        0.0%
    Fluor Corp.                                                27,604   1,508,835        0.1%
#   Fortune Brands Home & Security, Inc.                       26,875   1,489,144        0.0%
    Forward Air Corp.                                          32,077   1,462,070        0.0%
*   Franklin Covey Co.                                         24,797     408,407        0.0%
    Franklin Electric Co., Inc.                                37,816   1,194,607        0.0%
    FreightCar America, Inc.                                   23,260     398,909        0.0%
*   FTI Consulting, Inc.                                       87,706   3,534,552        0.1%
*   Fuel Tech, Inc.                                            26,879      46,232        0.0%
    G&K Services, Inc. Class A                                 22,919   1,619,227        0.1%
#   GATX Corp.                                                 50,833   2,335,268        0.1%
*   Gencor Industries, Inc.                                     4,926      71,082        0.0%
#*  Generac Holdings, Inc.                                     14,997     571,686        0.0%
#   General Cable Corp.                                       104,770   1,638,603        0.1%
    General Dynamics Corp.                                     22,257   3,127,554        0.1%
    General Electric Co.                                      493,793  15,184,135        0.4%
#*  Genesee & Wyoming, Inc. Class A                            50,161   3,265,983        0.1%
*   Gibraltar Industries, Inc.                                 47,930   1,267,749        0.0%
    Global Brass & Copper Holdings, Inc.                       17,000     460,700        0.0%
    Global Power Equipment Group, Inc.                         15,716      36,304        0.0%
#*  Golden Ocean Group, Ltd.                                   63,354      54,928        0.0%
*   Goldfield Corp. (The)                                       3,121       6,242        0.0%
    Gorman-Rupp Co. (The)                                      27,779     785,868        0.0%
*   GP Strategies Corp.                                        29,806     695,672        0.0%
#   Graco, Inc.                                                 9,274     726,989        0.0%
    Graham Corp.                                               13,470     249,330        0.0%
    Granite Construction, Inc.                                 57,384   2,558,753        0.1%
*   Great Lakes Dredge & Dock Corp.                            79,978     365,499        0.0%
#   Greenbrier Cos., Inc. (The)                                32,885     986,221        0.0%
    Griffon Corp.                                              69,548   1,099,554        0.0%
    H&E Equipment Services, Inc.                               55,865   1,130,149        0.0%
    Hardinge, Inc.                                             17,331     225,303        0.0%
    Harsco Corp.                                               83,219     590,023        0.0%
*   Hawaiian Holdings, Inc.                                    67,594   2,843,680        0.1%
#*  HC2 Holdings, Inc.                                          3,645      14,070        0.0%
*   HD Supply Holdings, Inc.                                   25,751     882,744        0.0%
    Healthcare Services Group, Inc.                             7,001     264,988        0.0%
#   Heartland Express, Inc.                                    87,210   1,579,373        0.1%
#   HEICO Corp.                                                 8,957     549,154        0.0%
    HEICO Corp. Class A                                        13,054     668,104        0.0%
    Heidrick & Struggles International, Inc.                   30,459     600,956        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   Heritage-Crystal Clean, Inc.                                3,642 $   37,877        0.0%
    Herman Miller, Inc.                                        54,396  1,641,127        0.1%
*   Hertz Global Holdings, Inc.                               274,552  2,542,352        0.1%
    Hexcel Corp.                                               30,570  1,383,904        0.0%
*   Hill International, Inc.                                   63,099    267,540        0.0%
    Hillenbrand, Inc.                                          59,900  1,815,569        0.1%
    HNI Corp.                                                  44,989  1,966,919        0.1%
    Honeywell International, Inc.                              22,922  2,619,297        0.1%
    Houston Wire & Cable Co.                                   25,592    187,078        0.0%
*   Hub Group, Inc. Class A                                    56,510  2,176,765        0.1%
    Hubbell, Inc.                                              10,230  1,081,925        0.0%
    Hudson Global, Inc.                                        34,265     88,746        0.0%
    Huntington Ingalls Industries, Inc.                        19,040  2,756,421        0.1%
    Hurco Cos., Inc.                                           12,670    410,255        0.0%
*   Huron Consulting Group, Inc.                               26,943  1,498,300        0.0%
    Hyster-Yale Materials Handling, Inc.                       14,948    915,565        0.0%
*   ICF International, Inc.                                    30,240  1,190,549        0.0%
    IDEX Corp.                                                 16,694  1,367,239        0.0%
*   IHS, Inc. Class A                                           4,370    538,297        0.0%
    Illinois Tool Works, Inc.                                  13,917  1,454,605        0.0%
    Ingersoll-Rand P.L.C.                                      33,043  2,165,638        0.1%
#*  InnerWorkings, Inc.                                        52,494    428,876        0.0%
*   Innovative Solutions & Support, Inc.                       16,826     46,608        0.0%
    Insperity, Inc.                                            26,992  1,424,368        0.0%
    Insteel Industries, Inc.                                   30,864    894,747        0.0%
*   Integrated Electrical Services, Inc.                       17,008    205,287        0.0%
    Interface, Inc.                                            40,865    695,522        0.0%
#*  Intersections, Inc.                                        18,573     44,389        0.0%
    ITT Corp.                                                  61,760  2,369,731        0.1%
*   Jacobs Engineering Group, Inc.                            109,780  4,893,992        0.1%
    JB Hunt Transport Services, Inc.                           10,031    831,369        0.0%
*   JetBlue Airways Corp.                                     269,763  5,338,610        0.2%
    John Bean Technologies Corp.                               19,647  1,024,395        0.0%
#   Joy Global, Inc.                                           48,576  1,034,669        0.0%
    Kadant, Inc.                                                1,953     92,475        0.0%
#   Kaman Corp.                                                33,767  1,421,253        0.0%
#   Kansas City Southern                                       54,919  5,203,575        0.2%
    KAR Auction Services, Inc.                                 51,298  1,928,805        0.1%
    KBR, Inc.                                                 111,484  1,734,691        0.1%
    Kelly Services, Inc. Class A                               52,333    982,290        0.0%
    Kelly Services, Inc. Class B                                  700     12,684        0.0%
    Kennametal, Inc.                                          111,596  2,609,114        0.1%
*   Key Technology, Inc.                                        5,258     47,059        0.0%
    Kforce, Inc.                                               42,117    800,644        0.0%
    Kimball International, Inc. Class B                        62,698    729,805        0.0%
*   Kirby Corp.                                                81,453  5,198,330        0.1%
#*  KLX, Inc.                                                  48,085  1,621,426        0.1%
#   Knight Transportation, Inc.                               116,835  3,104,306        0.1%
    Knoll, Inc.                                                49,449  1,154,634        0.0%
    Korn/Ferry International                                   67,251  1,825,192        0.1%
#*  Kratos Defense & Security Solutions, Inc.                  94,100    499,671        0.0%
    L-3 Communications Holdings, Inc.                          22,163  2,915,099        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
#   Landstar System, Inc.                                      17,802 $1,166,921        0.0%
*   Lawson Products, Inc.                                       8,745    171,315        0.0%
*   Layne Christensen Co.                                      24,719    219,752        0.0%
    LB Foster Co. Class A                                      14,724    289,768        0.0%
#   Lennox International, Inc.                                  7,521  1,014,959        0.0%
    Lincoln Electric Holdings, Inc.                            29,483  1,847,700        0.1%
#   Lindsay Corp.                                               6,903    527,803        0.0%
*   LMI Aerospace, Inc.                                        24,010    211,048        0.0%
    LS Starrett Co. (The) Class A                               8,044     87,036        0.0%
    LSI Industries, Inc.                                       39,855    504,166        0.0%
*   Lydall, Inc.                                               20,153    741,429        0.0%
    Macquarie Infrastructure Corp.                             10,793    759,719        0.0%
#*  Manitex International, Inc.                                 3,300     21,912        0.0%
    Manitowoc Co., Inc. (The)                                 109,640    624,948        0.0%
#*  Manitowoc Foodservice, Inc.                               109,640  1,645,696        0.1%
    ManpowerGroup, Inc.                                        25,939  1,998,081        0.1%
    Marten Transport, Ltd.                                     38,690    721,955        0.0%
    Masco Corp.                                                60,333  1,852,826        0.1%
*   MasTec, Inc.                                              130,458  2,956,178        0.1%
*   Mastech Holdings, Inc.                                        991      6,907        0.0%
    Matson, Inc.                                               57,986  2,254,496        0.1%
    Matthews International Corp. Class A                       31,131  1,638,736        0.1%
    McGrath RentCorp                                           34,399    838,648        0.0%
*   Mercury Systems, Inc.                                      44,394    933,162        0.0%
*   Meritor, Inc.                                              43,358    368,543        0.0%
*   MFRI, Inc.                                                  5,730     39,995        0.0%
#*  Middleby Corp. (The)                                        8,567    939,286        0.0%
    Miller Industries, Inc.                                    15,090    320,813        0.0%
*   Mistras Group, Inc.                                        35,704    870,106        0.0%
    Mobile Mini, Inc.                                          76,473  2,466,254        0.1%
*   Moog, Inc. Class A                                         44,156  2,157,462        0.1%
*   Moog, Inc. Class B                                          2,977    143,372        0.0%
*   MRC Global, Inc.                                          205,944  2,879,097        0.1%
    MSA Safety, Inc.                                           30,253  1,454,867        0.0%
    MSC Industrial Direct Co., Inc. Class A                    28,847  2,235,643        0.1%
    Mueller Industries, Inc.                                   72,530  2,289,047        0.1%
    Mueller Water Products, Inc. Class A                      191,686  2,060,625        0.1%
    Multi-Color Corp.                                          20,797  1,244,285        0.0%
*   MYR Group, Inc.                                            36,938    942,288        0.0%
    National Presto Industries, Inc.                            7,418    646,775        0.0%
*   Navigant Consulting, Inc.                                  78,991  1,260,696        0.0%
*   Navistar International Corp.                                1,622     24,476        0.0%
*   NCI Building Systems, Inc.                                  4,500     66,330        0.0%
    Nielsen Holdings P.L.C.                                    40,307  2,101,607        0.1%
*   NL Industries, Inc.                                        41,564    127,601        0.0%
    NN, Inc.                                                   45,298    681,282        0.0%
#   Nordson Corp.                                              12,448    955,135        0.0%
    Norfolk Southern Corp.                                     60,802  5,478,868        0.2%
*   Nortek, Inc.                                                  837     39,473        0.0%
    Northrop Grumman Corp.                                     13,622  2,809,674        0.1%
*   Northwest Pipe Co.                                         13,889    149,862        0.0%
*   NOW, Inc.                                                  25,701    464,160        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
#*  NV5 Global, Inc.                                            7,511 $  186,498        0.0%
#*  Old Dominion Freight Line, Inc.                            59,282  3,915,576        0.1%
    Omega Flex, Inc.                                            4,638    152,776        0.0%
*   On Assignment, Inc.                                        49,683  1,791,569        0.1%
    Orbital ATK, Inc.                                          45,865  3,990,255        0.1%
#*  Orion Energy Systems, Inc.                                 23,165     34,284        0.0%
#*  Orion Marine Group, Inc.                                   24,325    142,058        0.0%
#   Oshkosh Corp.                                             116,465  5,689,315        0.2%
    Owens Corning                                             137,290  6,324,950        0.2%
#   PACCAR, Inc.                                               36,491  2,149,685        0.1%
*   PAM Transportation Services, Inc.                           6,580    162,592        0.0%
    Park-Ohio Holdings Corp.                                   23,782    605,252        0.0%
    Parker-Hannifin Corp.                                      18,734  2,173,519        0.1%
*   Patrick Industries, Inc.                                   28,396  1,301,957        0.0%
*   Patriot Transportation Holding, Inc.                        2,586     53,504        0.0%
*   Pendrell Corp.                                             45,689     23,525        0.0%
#   Pentair P.L.C.                                             58,263  3,383,915        0.1%
*   Performant Financial Corp.                                 54,745     97,994        0.0%
#*  Perma-Fix Environmental Services                            2,877     11,134        0.0%
*   PGT, Inc.                                                  73,676    771,388        0.0%
    Pitney Bowes, Inc.                                         29,803    624,969        0.0%
#*  Ply Gem Holdings, Inc.                                     19,515    285,895        0.0%
    Powell Industries, Inc.                                    16,409    510,648        0.0%
#*  Power Solutions International, Inc.                         2,041     26,431        0.0%
*   PowerSecure International, Inc.                            40,981    767,164        0.0%
    Preformed Line Products Co.                                 6,010    252,240        0.0%
#   Primoris Services Corp.                                    59,580  1,393,576        0.0%
*   Proto Labs, Inc.                                            1,950    116,669        0.0%
    Providence and Worcester Railroad Co.                       2,562     40,736        0.0%
    Quad/Graphics, Inc.                                        34,510    433,101        0.0%
    Quanex Building Products Corp.                             60,354  1,137,069        0.0%
#*  Quanta Services, Inc.                                     142,835  3,388,046        0.1%
*   Radiant Logistics, Inc.                                    42,979    169,337        0.0%
#   Raven Industries, Inc.                                     46,445    747,300        0.0%
    Raytheon Co.                                               17,714  2,238,164        0.1%
#*  RBC Bearings, Inc.                                         15,632  1,145,826        0.0%
    RCM Technologies, Inc.                                     12,068     63,236        0.0%
    Regal Beloit Corp.                                         42,252  2,721,874        0.1%
    Republic Services, Inc.                                   112,711  5,305,307        0.2%
    Resources Connection, Inc.                                 57,527    849,674        0.0%
*   Rexnord Corp.                                              83,547  1,821,325        0.1%
*   Roadrunner Transportation Systems, Inc.                    42,659    504,229        0.0%
    Robert Half International, Inc.                            13,085    501,286        0.0%
#   Rockwell Automation, Inc.                                  12,800  1,452,416        0.0%
#   Rockwell Collins, Inc.                                     12,550  1,106,785        0.0%
#   Rollins, Inc.                                              25,198    677,070        0.0%
#   Roper Technologies, Inc.                                    7,010  1,234,391        0.0%
*   RPX Corp.                                                  80,453    891,419        0.0%
#   RR Donnelley & Sons Co.                                    73,268  1,274,863        0.0%
*   Rush Enterprises, Inc. Class A                             37,233    733,118        0.0%
*   Rush Enterprises, Inc. Class B                              4,506     87,642        0.0%
    Ryder System, Inc.                                         93,137  6,419,002        0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   Saia, Inc.                                                 39,114 $1,131,177        0.0%
#*  Sensata Technologies Holding NV                             7,532    283,730        0.0%
    Servotronics, Inc.                                          1,499     12,989        0.0%
*   SIFCO Industries, Inc.                                      4,888     52,155        0.0%
    Simpson Manufacturing Co., Inc.                            48,444  1,821,494        0.1%
    SkyWest, Inc.                                              65,489  1,538,992        0.1%
*   SL Industries, Inc.                                         9,000    359,820        0.0%
    Snap-on, Inc.                                              11,787  1,877,433        0.1%
#*  SolarCity Corp.                                             2,690     81,561        0.0%
    Southwest Airlines Co.                                    122,752  5,475,967        0.2%
*   SP Plus Corp.                                              24,090    536,725        0.0%
*   Sparton Corp.                                              13,779    295,697        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  24,712  1,165,171        0.0%
#*  Spirit Airlines, Inc.                                      49,153  2,159,291        0.1%
#   SPX Corp.                                                  19,527    314,385        0.0%
*   SPX FLOW, Inc.                                             18,968    568,281        0.0%
    Standex International Corp.                                15,734  1,206,640        0.0%
    Stanley Black & Decker, Inc.                               36,884  4,128,057        0.1%
    Steelcase, Inc. Class A                                    83,091  1,267,969        0.0%
#*  Stericycle, Inc.                                            4,838    462,319        0.0%
#*  Sterling Construction Co., Inc.                            29,596    155,083        0.0%
#   Sun Hydraulics Corp.                                       17,239    609,916        0.0%
    Supreme Industries, Inc. Class A                           10,185    126,600        0.0%
#*  Swift Transportation Co.                                   58,232    967,816        0.0%
    TAL International Group, Inc.                              57,171    977,624        0.0%
#*  Taser International, Inc.                                  20,936    382,291        0.0%
*   Team, Inc.                                                 35,008  1,005,780        0.0%
*   Teledyne Technologies, Inc.                                25,941  2,411,216        0.1%
    Tennant Co.                                                13,828    738,553        0.0%
    Terex Corp.                                                43,374  1,036,205        0.0%
    Tetra Tech, Inc.                                           89,950  2,644,530        0.1%
#   Textainer Group Holdings, Ltd.                             51,126    788,874        0.0%
    Textron, Inc.                                              46,733  1,807,632        0.1%
*   Thermon Group Holdings, Inc.                               30,397    569,640        0.0%
    Timken Co. (The)                                           54,069  1,926,478        0.1%
    Titan International, Inc.                                  80,196    531,699        0.0%
#*  Titan Machinery, Inc.                                      23,132    300,716        0.0%
#   Toro Co. (The)                                              7,800    674,310        0.0%
#*  TransDigm Group, Inc.                                       4,939  1,125,450        0.0%
*   TRC Cos., Inc.                                             41,081    351,653        0.0%
*   Trex Co., Inc.                                             14,075    667,859        0.0%
*   TriMas Corp.                                               43,103    780,164        0.0%
#*  TriNet Group, Inc.                                          9,904    164,604        0.0%
    Trinity Industries, Inc.                                  248,871  4,855,473        0.1%
#   Triumph Group, Inc.                                        62,688  2,268,052        0.1%
*   TrueBlue, Inc.                                             48,807    912,203        0.0%
*   Tutor Perini Corp.                                         84,118  1,330,747        0.0%
    Twin Disc, Inc.                                            17,482    231,637        0.0%
    Tyco International P.L.C.                                  26,880  1,035,418        0.0%
*   Ultralife Corp.                                            19,727     93,111        0.0%
    UniFirst Corp.                                             16,645  1,803,985        0.1%
    Union Pacific Corp.                                        83,333  7,269,138        0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
*   United Continental Holdings, Inc.                          39,975 $  1,831,255        0.1%
*   United Rentals, Inc.                                      128,450    8,597,158        0.2%
    United Technologies Corp.                                  68,756    7,176,064        0.2%
    Universal Forest Products, Inc.                            24,932    1,911,038        0.1%
    Universal Truckload Services, Inc.                         20,821      296,907        0.0%
    US Ecology, Inc.                                           21,849      983,860        0.0%
*   USA Truck, Inc.                                            16,095      285,203        0.0%
#*  USG Corp.                                                  27,624      746,124        0.0%
    Valmont Industries, Inc.                                   16,675    2,340,837        0.1%
*   Vectrus, Inc.                                               7,071      152,451        0.0%
*   Verisk Analytics, Inc.                                     12,650      981,387        0.0%
#*  Veritiv Corp.                                               3,975      163,055        0.0%
*   Versar, Inc.                                                7,645       19,495        0.0%
    Viad Corp.                                                 30,419      904,965        0.0%
*   Vicor Corp.                                                23,646      226,765        0.0%
*   Virco Manufacturing Corp.                                  21,636       69,235        0.0%
*   Volt Information Sciences, Inc.                            24,400      183,244        0.0%
    VSE Corp.                                                   8,882      551,039        0.0%
#*  Wabash National Corp.                                     109,822    1,564,964        0.1%
*   WABCO Holdings, Inc.                                        8,765      983,082        0.0%
#   Wabtec Corp.                                               11,888      985,872        0.0%
    Waste Connections, Inc.                                    82,431    5,545,958        0.2%
    Waste Management, Inc.                                     23,011    1,352,817        0.0%
#   Watsco, Inc.                                               11,375    1,529,596        0.1%
    Watsco, Inc. Class B                                        1,205      164,627        0.0%
    Watts Water Technologies, Inc. Class A                     30,800    1,720,796        0.1%
    Werner Enterprises, Inc.                                  105,853    2,682,315        0.1%
#*  Wesco Aircraft Holdings, Inc.                             154,111    2,223,822        0.1%
#*  WESCO International, Inc.                                  47,770    2,808,398        0.1%
    West Corp.                                                 27,081      580,346        0.0%
*   Willdan Group, Inc.                                        10,493      112,800        0.0%
*   Willis Lease Finance Corp.                                  8,183      197,865        0.0%
    Woodward, Inc.                                             37,606    2,038,621        0.1%
#   WW Grainger, Inc.                                           7,963    1,867,483        0.1%
*   Xerium Technologies, Inc.                                   6,868       36,332        0.0%
#*  XPO Logistics, Inc.                                        85,964    2,590,955        0.1%
    Xylem, Inc.                                                31,203    1,303,661        0.0%
#*  YRC Worldwide, Inc.                                        19,618      180,486        0.0%
                                                                      ------------       ----
Total Industrials                                                      588,651,661       15.9%
                                                                      ------------       ----
Information Technology -- (12.2%)
#*  3D Systems Corp.                                           11,613      205,434        0.0%
*   ACI Worldwide, Inc.                                        53,809    1,075,642        0.0%
    Activision Blizzard, Inc.                                  62,287    2,147,033        0.1%
*   Actua Corp.                                                83,565      792,196        0.0%
*   Acxiom Corp.                                               80,527    1,769,178        0.1%
*   ADDvantage Technologies Group, Inc.                         7,160       13,318        0.0%
    ADTRAN, Inc.                                               66,195    1,278,887        0.0%
*   Advanced Energy Industries, Inc.                           31,633    1,023,328        0.0%
*   Aehr Test Systems                                           2,692        3,823        0.0%
*   Agilysys, Inc.                                             36,408      388,837        0.0%
#*  Akamai Technologies, Inc.                                  14,301      729,208        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Alliance Data Systems Corp.                                 6,894 $ 1,401,619        0.0%
*   Alliance Fiber Optic Products, Inc.                        25,750     476,890        0.0%
*   Alpha & Omega Semiconductor, Ltd.                          42,719     554,920        0.0%
*   Alphabet, Inc. Class A                                      8,586   6,077,858        0.2%
*   Alphabet, Inc. Class C                                      9,143   6,336,190        0.2%
    Amdocs, Ltd.                                               14,311     809,144        0.0%
    American Software, Inc. Class A                            27,809     254,174        0.0%
*   Amkor Technology, Inc.                                    253,060   1,444,973        0.1%
#   Amphenol Corp. Class A                                     27,236   1,520,586        0.1%
*   Amtech Systems, Inc.                                       10,390      64,938        0.0%
    Analog Devices, Inc.                                       18,999   1,070,024        0.0%
*   Angie's List, Inc.                                         15,392     134,680        0.0%
*   Anixter International, Inc.                                31,958   1,990,983        0.1%
#*  ANSYS, Inc.                                                 7,175     651,275        0.0%
    Apple, Inc.                                               324,073  30,378,603        0.8%
    Applied Materials, Inc.                                    70,077   1,434,476        0.1%
#*  Arista Networks, Inc.                                       8,033     535,158        0.0%
#*  ARRIS International P.L.C.                                126,355   2,877,103        0.1%
*   Arrow Electronics, Inc.                                    97,379   6,047,236        0.2%
#*  Aspen Technology, Inc.                                     11,589     440,730        0.0%
    Astro-Med, Inc.                                             7,311     104,694        0.0%
*   Autobytel, Inc.                                             2,224      36,918        0.0%
#*  Autodesk, Inc.                                             10,099     604,122        0.0%
*   AVG Technologies NV                                        28,436     563,033        0.0%
*   Aviat Networks, Inc.                                       53,893      41,120        0.0%
#*  Avid Technology, Inc.                                      27,756     154,878        0.0%
    Avnet, Inc.                                               123,117   5,062,571        0.1%
    AVX Corp.                                                 151,584   2,003,940        0.1%
*   Aware, Inc.                                                18,447      76,924        0.0%
*   Axcelis Technologies, Inc.                                177,998     509,074        0.0%
*   AXT, Inc.                                                  67,692     173,968        0.0%
#   Badger Meter, Inc.                                         17,934   1,279,232        0.0%
*   Bankrate, Inc.                                             78,318     715,827        0.0%
#*  Barracuda Networks, Inc.                                    6,319     111,341        0.0%
    Bel Fuse, Inc. Class A                                      3,300      51,645        0.0%
    Bel Fuse, Inc. Class B                                     13,834     230,474        0.0%
    Belden, Inc.                                                9,606     606,523        0.0%
*   Benchmark Electronics, Inc.                                77,718   1,509,284        0.1%
    Black Box Corp.                                            32,015     468,059        0.0%
    Blackbaud, Inc.                                            18,179   1,122,917        0.0%
*   Blackhawk Network Holdings, Inc.                           48,375   1,554,289        0.1%
*   Blucora, Inc.                                              51,074     409,103        0.0%
    Booz Allen Hamilton Holding Corp.                          20,056     552,944        0.0%
#*  Bottomline Technologies de, Inc.                           22,107     542,948        0.0%
    Broadcom, Ltd.                                             14,833   2,161,910        0.1%
    Broadridge Financial Solutions, Inc.                       24,825   1,485,528        0.1%
*   BroadVision, Inc.                                           4,752      30,936        0.0%
    Brocade Communications Systems, Inc.                      457,544   4,396,998        0.1%
    Brooks Automation, Inc.                                   115,107   1,088,912        0.0%
*   BSQUARE Corp.                                              22,217     138,412        0.0%
    CA, Inc.                                                   64,564   1,914,968        0.1%
    Cabot Microelectronics Corp.                               29,437   1,233,116        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   CACI International, Inc. Class A                           35,115 $ 3,376,307        0.1%
*   Cadence Design Systems, Inc.                               32,200     746,718        0.0%
*   CalAmp Corp.                                               25,434     380,747        0.0%
*   Calix, Inc.                                                86,578     599,986        0.0%
*   Carbonite, Inc.                                             2,918      22,002        0.0%
#*  Cardtronics, Inc.                                          51,033   2,011,721        0.1%
*   Cartesian, Inc.                                             1,166       1,982        0.0%
*   Cascade Microtech, Inc.                                    20,734     433,548        0.0%
#   Cass Information Systems, Inc.                             13,328     659,336        0.0%
#*  Cavium, Inc.                                                2,400     118,488        0.0%
    CDW Corp.                                                  27,749   1,068,336        0.0%
*   Ceva, Inc.                                                 27,653     637,678        0.0%
*   Checkpoint Systems, Inc.                                   51,633     522,526        0.0%
*   CIBER, Inc.                                               156,557     363,212        0.0%
#*  Ciena Corp.                                                37,382     629,139        0.0%
#*  Cimpress NV                                                 8,368     735,296        0.0%
#*  Cirrus Logic, Inc.                                         76,529   2,762,697        0.1%
    Cisco Systems, Inc.                                       438,509  12,054,612        0.3%
*   Citrix Systems, Inc.                                        8,816     721,501        0.0%
#*  Clearfield, Inc.                                            8,316     154,345        0.0%
#   Cognex Corp.                                               19,934     708,255        0.0%
*   Coherent, Inc.                                             25,728   2,402,995        0.1%
    Cohu, Inc.                                                 38,296     442,702        0.0%
*   CommScope Holding Co., Inc.                                55,065   1,674,527        0.1%
    Communications Systems, Inc.                               13,122      84,374        0.0%
    Computer Sciences Corp.                                    58,167   1,927,073        0.1%
    Computer Task Group, Inc.                                  19,188      98,626        0.0%
    Comtech Telecommunications Corp.                           29,590     716,078        0.0%
    Concurrent Computer Corp.                                   7,430      45,026        0.0%
#   Convergys Corp.                                           126,940   3,363,910        0.1%
*   CoreLogic, Inc.                                            52,915   1,877,424        0.1%
    Corning, Inc.                                             169,173   3,158,460        0.1%
#*  CoStar Group, Inc.                                          2,195     433,095        0.0%
*   Covisint Corp.                                             19,447      35,977        0.0%
*   Cray, Inc.                                                 22,481     851,355        0.0%
*   Cree, Inc.                                                 93,455   2,290,582        0.1%
    CSG Systems International, Inc.                            38,268   1,698,334        0.1%
    CSP, Inc.                                                   2,269      14,817        0.0%
    CSRA, Inc.                                                 28,653     743,832        0.0%
    CTS Corp.                                                  37,499     621,358        0.0%
*   CyberOptics Corp.                                           7,973     139,926        0.0%
#   Cypress Semiconductor Corp.                               291,450   2,631,793        0.1%
#   Daktronics, Inc.                                           59,743     519,764        0.0%
*   Datalink Corp.                                             39,525     317,386        0.0%
*   Demand Media, Inc.                                         40,535     238,751        0.0%
#*  Determine, Inc.                                               628         892        0.0%
*   DHI Group, Inc.                                           122,621     871,835        0.0%
#   Diebold, Inc.                                              39,956   1,049,644        0.0%
*   Digi International, Inc.                                   34,363     363,217        0.0%
#*  Digimarc Corp.                                              1,333      39,790        0.0%
*   Diodes, Inc.                                               51,639     961,518        0.0%
#   Dolby Laboratories, Inc. Class A                           32,306   1,538,089        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   DSP Group, Inc.                                            32,163 $  305,549        0.0%
    DST Systems, Inc.                                          23,034  2,779,743        0.1%
*   DTS, Inc.                                                  27,622    602,712        0.0%
    EarthLink Holdings Corp.                                  164,895    958,040        0.0%
*   eBay, Inc.                                                 38,237    934,130        0.0%
#   Ebix, Inc.                                                 29,521  1,420,551        0.1%
*   EchoStar Corp. Class A                                     56,420  2,308,706        0.1%
*   Edgewater Technology, Inc.                                  8,479     72,072        0.0%
    Electro Rent Corp.                                         35,378    354,134        0.0%
*   Electro Scientific Industries, Inc.                        53,184    374,947        0.0%
*   Electronic Arts, Inc.                                      19,023  1,176,573        0.0%
*   Electronics for Imaging, Inc.                              46,192  1,840,289        0.1%
#*  Ellie Mae, Inc.                                             2,429    203,064        0.0%
*   eMagin Corp.                                                7,098     12,634        0.0%
    EMC Corp.                                                 139,624  3,645,583        0.1%
*   Emcore Corp.                                               38,308    218,356        0.0%
#*  Endurance International Group Holdings, Inc.               15,405    164,988        0.0%
#*  EnerNOC, Inc.                                              38,787    264,527        0.0%
*   Entegris, Inc.                                            160,230  2,129,457        0.1%
#*  Envestnet, Inc.                                             6,540    205,225        0.0%
#*  EPAM Systems, Inc.                                         14,810  1,080,093        0.0%
    Epiq Systems, Inc.                                         48,987    723,538        0.0%
*   ePlus, Inc.                                                 8,798    707,271        0.0%
*   Euronet Worldwide, Inc.                                    18,216  1,404,454        0.1%
*   Everi Holdings, Inc.                                      117,052    196,647        0.0%
*   Everyday Health, Inc.                                         902      5,232        0.0%
*   Exar Corp.                                                 62,185    379,328        0.0%
*   ExlService Holdings, Inc.                                  23,547  1,139,439        0.0%
*   Extreme Networks, Inc.                                    102,706    360,498        0.0%
*   F5 Networks, Inc.                                           5,100    534,225        0.0%
*   Fabrinet                                                   47,575  1,520,973        0.1%
    Fair Isaac Corp.                                            7,907    843,756        0.0%
*   Fairchild Semiconductor International, Inc.               188,162  3,763,240        0.1%
*   FalconStor Software, Inc.                                  29,232     30,986        0.0%
#*  FARO Technologies, Inc.                                    13,911    403,975        0.0%
    FEI Co.                                                    10,319    918,597        0.0%
    Fidelity National Information Services, Inc.               22,392  1,473,394        0.1%
#*  Finisar Corp.                                             159,304  2,622,144        0.1%
*   FireEye, Inc.                                              10,918    189,427        0.0%
*   First Solar, Inc.                                          69,538  3,883,002        0.1%
*   Fiserv, Inc.                                               26,901  2,628,766        0.1%
*   FleetCor Technologies, Inc.                                 6,693  1,035,273        0.0%
*   Flextronics International, Ltd.                           119,941  1,457,283        0.1%
    FLIR Systems, Inc.                                         87,063  2,630,173        0.1%
*   FormFactor, Inc.                                          103,622    797,889        0.0%
    Forrester Research, Inc.                                   15,466    519,967        0.0%
#*  Fortinet, Inc.                                              7,132    231,861        0.0%
*   Frequency Electronics, Inc.                                 8,185     82,914        0.0%
#*  Gartner, Inc.                                               8,459    737,371        0.0%
*   Genpact, Ltd.                                              68,917  1,922,095        0.1%
*   GigPeak, Inc.                                              22,244     51,161        0.0%
    Global Payments, Inc.                                      47,285  3,413,059        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    GlobalScape, Inc.                                           2,198 $     7,473        0.0%
#*  Glu Mobile, Inc.                                           30,123      80,428        0.0%
#*  GrubHub, Inc.                                               9,967     261,335        0.0%
*   GSE Systems, Inc.                                          26,843      68,450        0.0%
*   GSI Group, Inc.                                            42,534     618,870        0.0%
#*  GSI Technology, Inc.                                       17,271      68,220        0.0%
#*  GTT Communications, Inc.                                   18,132     289,749        0.0%
#*  Guidewire Software, Inc.                                    5,703     324,900        0.0%
    Hackett Group, Inc. (The)                                  46,964     698,824        0.0%
*   Harmonic, Inc.                                            150,305     520,055        0.0%
    Harris Corp.                                               20,282   1,622,763        0.1%
    Hewlett Packard Enterprise Co.                            264,306   4,403,338        0.1%
*   Higher One Holdings, Inc.                                   5,262      19,943        0.0%
    HP, Inc.                                                  178,413   2,189,128        0.1%
#*  Hutchinson Technology, Inc.                                52,713     192,402        0.0%
    IAC/InterActiveCorp                                        47,781   2,214,172        0.1%
*   ID Systems, Inc.                                            8,720      45,170        0.0%
#*  Identiv, Inc.                                               4,291      11,414        0.0%
*   IEC Electronics Corp.                                       7,468      31,291        0.0%
*   II-VI, Inc.                                                60,262   1,257,668        0.0%
*   Imation Corp.                                              39,287      61,681        0.0%
*   Immersion Corp.                                            21,510     157,238        0.0%
#*  Infinera Corp.                                             49,662     590,481        0.0%
    Ingram Micro, Inc. Class A                                174,359   6,093,847        0.2%
*   Innodata, Inc.                                             21,458      48,710        0.0%
*   Inphi Corp.                                                22,606     670,720        0.0%
*   Insight Enterprises, Inc.                                  64,391   1,591,102        0.1%
*   Integrated Device Technology, Inc.                         60,517   1,166,768        0.0%
    Intel Corp.                                               578,019  17,502,415        0.5%
#   InterDigital, Inc.                                         39,158   2,231,223        0.1%
*   Internap Corp.                                             84,980     193,754        0.0%
    Intersil Corp. Class A                                    147,971   1,729,781        0.1%
*   inTEST Corp.                                                2,202       8,368        0.0%
*   Intevac, Inc.                                              28,356     137,810        0.0%
*   IntraLinks Holdings, Inc.                                  67,178     598,556        0.0%
*   IntriCon Corp.                                              6,777      40,594        0.0%
    Intuit, Inc.                                                5,892     594,444        0.0%
*   Inuvo, Inc.                                                28,824      51,307        0.0%
#*  InvenSense, Inc.                                            3,666      28,155        0.0%
#*  IPG Photonics Corp.                                        17,442   1,511,698        0.1%
*   Iteris, Inc.                                               13,000      32,240        0.0%
*   Itron, Inc.                                                37,293   1,533,488        0.1%
*   Ixia                                                       94,442     955,753        0.0%
    IXYS Corp.                                                 52,539     567,421        0.0%
#   j2 Global, Inc.                                            28,051   1,781,800        0.1%
    Jabil Circuit, Inc.                                       288,713   5,012,058        0.1%
    Jack Henry & Associates, Inc.                              14,949   1,211,317        0.0%
    Juniper Networks, Inc.                                     65,730   1,538,082        0.1%
*   Kemet Corp.                                                54,721     126,953        0.0%
*   Key Tronic Corp.                                           11,045      78,751        0.0%
*   Keysight Technologies, Inc.                                49,333   1,286,605        0.0%
*   Kimball Electronics, Inc.                                  29,223     319,700        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    KLA-Tencor Corp.                                           17,987 $ 1,258,011        0.0%
#*  Knowles Corp.                                              13,768     184,078        0.0%
#*  Kopin Corp.                                                93,352     154,964        0.0%
*   Kulicke & Soffa Industries, Inc.                          123,057   1,319,171        0.0%
*   KVH Industries, Inc.                                       24,237     236,553        0.0%
    Lam Research Corp.                                         27,049   2,066,544        0.1%
#*  Lattice Semiconductor Corp.                               169,515     944,199        0.0%
    Leidos Holdings, Inc.                                      23,763   1,178,882        0.0%
    Lexmark International, Inc. Class A                        77,444   2,989,338        0.1%
*   LGL Group, Inc. (The)                                       1,300       4,531        0.0%
*   Limelight Networks, Inc.                                  151,014     264,275        0.0%
    Linear Technology Corp.                                     6,040     268,659        0.0%
*   Lionbridge Technologies, Inc.                              70,456     351,575        0.0%
*   Liquidity Services, Inc.                                   19,485     108,726        0.0%
    Littelfuse, Inc.                                           16,144   1,880,453        0.1%
*   Lumentum Holdings, Inc.                                    31,310     792,143        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                17,034     696,520        0.0%
#*  Magnachip Semiconductor Corp.                              22,095     114,010        0.0%
*   Manhattan Associates, Inc.                                 34,959   2,116,418        0.1%
    ManTech International Corp. Class A                        43,256   1,462,053        0.1%
    Marchex, Inc. Class B                                      34,649     147,258        0.0%
#*  Marin Software, Inc.                                        2,100       5,376        0.0%
    Marvell Technology Group, Ltd.                            303,265   3,026,585        0.1%
*   Mattersight Corp.                                           2,773      10,953        0.0%
*   Mattson Technology, Inc.                                   78,794     287,598        0.0%
    Maxim Integrated Products, Inc.                            18,551     662,642        0.0%
    MAXIMUS, Inc.                                              23,622   1,249,604        0.0%
*   MaxLinear, Inc. Class A                                    28,702     480,758        0.0%
*   Maxwell Technologies, Inc.                                 40,563     260,414        0.0%
*   MeetMe, Inc.                                               43,248     147,908        0.0%
    Mentor Graphics Corp.                                     145,906   2,912,284        0.1%
#   Mesa Laboratories, Inc.                                     4,234     426,703        0.0%
    Methode Electronics, Inc.                                  42,014   1,249,076        0.0%
#   Microchip Technology, Inc.                                 21,537   1,046,483        0.0%
*   Micron Technology, Inc.                                   184,168   1,979,806        0.1%
*   Microsemi Corp.                                            81,555   2,755,743        0.1%
    Microsoft Corp.                                           278,222  13,874,931        0.4%
*   MicroStrategy, Inc. Class A                                 4,535     813,216        0.0%
    MKS Instruments, Inc.                                      79,909   2,865,537        0.1%
    MOCON, Inc.                                                 7,200     106,560        0.0%
#*  ModusLink Global Solutions, Inc.                           90,589     132,260        0.0%
*   MoneyGram International, Inc.                              28,228     173,602        0.0%
    Monolithic Power Systems, Inc.                             15,110     943,166        0.0%
    Monotype Imaging Holdings, Inc.                            34,236     754,219        0.0%
*   Monster Worldwide, Inc.                                   184,971     591,907        0.0%
*   MoSys, Inc.                                                34,527      16,576        0.0%
    Motorola Solutions, Inc.                                   14,175   1,065,818        0.0%
    MTS Systems Corp.                                          12,883     724,282        0.0%
*   Multi-Fineline Electronix, Inc.                            36,790     846,170        0.0%
*   Nanometrics, Inc.                                          36,100     644,746        0.0%
*   NAPCO Security Technologies, Inc.                          18,220     107,862        0.0%
#   National Instruments Corp.                                 31,586     870,826        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
    NCI, Inc. Class A                                          11,895 $  172,002        0.0%
*   NCR Corp.                                                  82,825  2,409,379        0.1%
*   NeoPhotonics Corp.                                         61,789    740,850        0.0%
#   NetApp, Inc.                                               33,022    780,640        0.0%
*   NETGEAR, Inc.                                              52,786  2,238,126        0.1%
*   NetScout Systems, Inc.                                     19,319    430,041        0.0%
#*  NetSuite, Inc.                                              2,884    233,719        0.0%
#*  NeuStar, Inc. Class A                                       7,297    171,407        0.0%
*   Newport Corp.                                              59,873  1,376,480        0.0%
    NIC, Inc.                                                  25,591    453,217        0.0%
#*  Novatel Wireless, Inc.                                     39,494     60,426        0.0%
*   Nuance Communications, Inc.                               166,845  2,866,397        0.1%
#*  Numerex Corp. Class A                                       5,996     46,049        0.0%
    NVE Corp.                                                   3,647    209,265        0.0%
#   NVIDIA Corp.                                               47,746  1,696,415        0.1%
#*  Oclaro, Inc.                                               74,291    375,170        0.0%
*   ON Semiconductor Corp.                                    287,477  2,722,407        0.1%
*   Onvia, Inc.                                                   700      2,492        0.0%
    Optical Cable Corp.                                         6,626     16,631        0.0%
    Oracle Corp.                                              141,867  5,654,819        0.2%
*   OSI Systems, Inc.                                          23,883  1,215,406        0.0%
*   PAR Technology Corp.                                       12,088     77,242        0.0%
    Park Electrochemical Corp.                                 27,368    446,372        0.0%
#*  Paycom Software, Inc.                                      15,395    588,243        0.0%
*   PayPal Holdings, Inc.                                      38,237  1,498,126        0.1%
    PC Connection, Inc.                                        32,710    777,517        0.0%
    PC-Tel, Inc.                                               23,419    104,917        0.0%
*   PCM, Inc.                                                  14,990    143,754        0.0%
*   PDF Solutions, Inc.                                        36,961    497,125        0.0%
    Pegasystems, Inc.                                          34,072    899,160        0.0%
*   Perceptron, Inc.                                           16,338     75,318        0.0%
*   Perficient, Inc.                                           43,937    917,405        0.0%
*   PFSweb, Inc.                                               14,175    199,868        0.0%
*   Photronics, Inc.                                           98,610  1,043,294        0.0%
*   Planet Payment, Inc.                                       42,186    169,166        0.0%
    Plantronics, Inc.                                          33,433  1,285,499        0.0%
*   Plexus Corp.                                               48,684  2,033,044        0.1%
*   Polycom, Inc.                                             211,747  2,530,377        0.1%
    Power Integrations, Inc.                                   15,638    754,533        0.0%
*   PRGX Global, Inc.                                          28,843    139,600        0.0%
*   Progress Software Corp.                                    51,655  1,318,236        0.0%
*   PTC, Inc.                                                  17,983    655,660        0.0%
    QAD, Inc. Class A                                          13,691    268,481        0.0%
    QAD, Inc. Class B                                           2,342     38,104        0.0%
*   QLogic Corp.                                              153,578  2,010,336        0.1%
*   Qorvo, Inc.                                                76,252  3,433,628        0.1%
    QUALCOMM, Inc.                                             85,563  4,322,643        0.1%
*   Qualstar Corp.                                              6,493      3,130        0.0%
*   Qualys, Inc.                                                3,510     88,382        0.0%
#*  Quantum Corp.                                              10,603      4,881        0.0%
*   QuinStreet, Inc.                                           35,557    125,161        0.0%
*   Qumu Corp.                                                 10,312     51,251        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
#*  Rackspace Hosting, Inc.                                    47,696 $1,090,808        0.0%
*   Radisys Corp.                                              54,718    244,042        0.0%
#*  Rambus, Inc.                                               79,951    929,031        0.0%
*   RealNetworks, Inc.                                         74,977    341,895        0.0%
*   Red Hat, Inc.                                               6,300    462,231        0.0%
    Reis, Inc.                                                 15,779    397,157        0.0%
*   Relm Wireless Corp.                                         7,900     39,342        0.0%
*   RetailMeNot, Inc.                                           1,769     14,913        0.0%
    RF Industries, Ltd.                                         7,730     19,943        0.0%
    Richardson Electronics, Ltd.                               15,984     83,117        0.0%
#*  Rightside Group, Ltd.                                       4,858     43,916        0.0%
*   Rofin-Sinar Technologies, Inc.                             45,866  1,476,427        0.1%
*   Rogers Corp.                                               20,798  1,192,973        0.0%
*   Rosetta Stone, Inc.                                        23,564    187,334        0.0%
#*  Rovi Corp.                                                128,137  2,257,774        0.1%
*   Ruckus Wireless, Inc.                                      47,450    651,963        0.0%
*   Rudolph Technologies, Inc.                                 63,406    879,441        0.0%
#   SanDisk Corp.                                              17,377  1,305,534        0.0%
*   Sanmina Corp.                                             136,798  3,235,273        0.1%
*   ScanSource, Inc.                                           43,355  1,763,681        0.1%
    Science Applications International Corp.                   27,932  1,482,910        0.1%
*   SciQuest, Inc.                                              3,970     54,865        0.0%
*   Seachange International, Inc.                              76,626    285,815        0.0%
#   Seagate Technology P.L.C.                                  26,898    585,569        0.0%
*   Semtech Corp.                                              43,054    931,689        0.0%
#*  ServiceSource International, Inc.                           3,531     14,230        0.0%
*   Sevcon, Inc.                                                1,971     21,996        0.0%
*   ShoreTel, Inc.                                             87,157    533,401        0.0%
#*  Shutterstock, Inc.                                          6,356    260,723        0.0%
*   Sigma Designs, Inc.                                        55,587    351,866        0.0%
#*  Silicon Graphics International Corp.                        6,020     26,970        0.0%
*   Silicon Laboratories, Inc.                                 32,177  1,505,884        0.1%
#*  Silver Spring Networks, Inc.                               10,212    143,479        0.0%
    Skyworks Solutions, Inc.                                   17,322  1,157,456        0.0%
*   SMTC Corp.                                                  4,872      7,844        0.0%
*   Sonus Networks, Inc.                                      101,436    837,861        0.0%
#   SS&C Technologies Holdings, Inc.                           12,994    794,583        0.0%
#*  Stamps.com, Inc.                                           18,633  1,534,614        0.1%
*   StarTek, Inc.                                              15,566     63,821        0.0%
*   Stratasys, Ltd.                                            36,412    891,002        0.0%
#*  SunPower Corp.                                             79,558  1,602,298        0.1%
#*  Super Micro Computer, Inc.                                 49,119  1,321,792        0.0%
*   Support.com, Inc.                                          54,173     46,589        0.0%
*   Sykes Enterprises, Inc.                                    63,350  1,846,652        0.1%
    Symantec Corp.                                            103,129  1,716,582        0.1%
#*  Synaptics, Inc.                                            25,483  1,823,309        0.1%
#*  Synchronoss Technologies, Inc.                             25,095    779,702        0.0%
    SYNNEX Corp.                                               47,857  3,951,552        0.1%
*   Synopsys, Inc.                                             18,273    868,333        0.0%
*   Syntel, Inc.                                               23,297    990,821        0.0%
*   Systemax, Inc.                                             34,554    312,714        0.0%
*   Tableau Software, Inc. Class A                              1,500     77,550        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
#*  Take-Two Interactive Software, Inc.                        39,328 $1,344,231        0.0%
#*  Tangoe, Inc.                                                5,820     51,332        0.0%
    TE Connectivity, Ltd.                                      29,720  1,767,746        0.1%
*   Tech Data Corp.                                            68,500  4,705,265        0.1%
*   TechTarget, Inc.                                           14,300    110,968        0.0%
*   Telenav, Inc.                                              60,817    346,657        0.0%
    TeleTech Holdings, Inc.                                    41,183  1,144,476        0.0%
#*  Teradata Corp.                                             27,454    694,586        0.0%
    Teradyne, Inc.                                            120,140  2,271,847        0.1%
    Tessco Technologies, Inc.                                  12,033    199,507        0.0%
#   Tessera Technologies, Inc.                                 58,211  1,671,820        0.1%
*   TiVo, Inc.                                                 86,009    858,370        0.0%
    Total System Services, Inc.                                35,068  1,793,378        0.1%
    TransAct Technologies, Inc.                                10,316     89,852        0.0%
    Travelport Worldwide, Ltd.                                  8,604    120,026        0.0%
*   Travelzoo, Inc.                                            15,049    114,824        0.0%
*   Tremor Video, Inc.                                         13,198     26,528        0.0%
#*  Trimble Navigation, Ltd.                                   65,990  1,580,460        0.1%
*   Trio-Tech International                                     2,616      8,633        0.0%
#*  TrueCar, Inc.                                              13,837     94,645        0.0%
*   TSR, Inc.                                                     722      2,816        0.0%
*   TTM Technologies, Inc.                                    150,164    979,069        0.0%
#*  Tyler Technologies, Inc.                                    8,025  1,174,940        0.0%
#*  Ubiquiti Networks, Inc.                                    11,994    427,226        0.0%
#*  Ultimate Software Group, Inc. (The)                         2,449    481,449        0.0%
*   Ultra Clean Holdings, Inc.                                 36,247    206,245        0.0%
*   Ultratech, Inc.                                            51,661  1,120,527        0.0%
#*  Unisys Corp.                                               16,020    123,514        0.0%
*   United Online, Inc.                                        16,527    178,987        0.0%
#*  Universal Display Corp.                                    10,171    593,071        0.0%
*   Universal Security Instruments, Inc.                        1,213      4,840        0.0%
*   Unwired Planet, Inc.                                        5,503     44,354        0.0%
#*  USA Technologies, Inc.                                      1,583      6,934        0.0%
*   Vantiv, Inc. Class A                                       19,002  1,036,369        0.0%
#*  Veeco Instruments, Inc.                                    54,873  1,010,212        0.0%
#*  VeriFone Systems, Inc.                                     50,096  1,425,732        0.1%
*   Verint Systems, Inc.                                       17,396    588,681        0.0%
#*  VeriSign, Inc.                                              7,900    682,560        0.0%
#*  ViaSat, Inc.                                               28,851  2,212,872        0.1%
#*  Viavi Solutions, Inc.                                     156,551  1,019,147        0.0%
*   Vicon Industries, Inc.                                      1,600      1,440        0.0%
*   Virtusa Corp.                                              20,744    737,242        0.0%
#   Visa, Inc. Class A                                        116,012  8,960,767        0.3%
#   Vishay Intertechnology, Inc.                              177,686  2,160,662        0.1%
*   Vishay Precision Group, Inc.                               19,686    294,503        0.0%
    Wayside Technology Group, Inc.                              4,672     77,088        0.0%
#*  Web.com Group, Inc.                                        66,225  1,323,838        0.0%
#*  WebMD Health Corp.                                         13,848    868,824        0.0%
*   Westell Technologies, Inc. Class A                         53,040     64,709        0.0%
#   Western Digital Corp.                                      35,455  1,448,869        0.1%
#   Western Union Co. (The)                                    46,124    922,480        0.0%
#*  WEX, Inc.                                                  18,160  1,715,938        0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Xcerra Corp.                                                 64,635 $    381,346        0.0%
    Xerox Corp.                                                 699,695    6,717,072        0.2%
    Xilinx, Inc.                                                 22,883      985,800        0.0%
*   XO Group, Inc.                                               34,611      611,230        0.0%
*   Xura, Inc.                                                    2,281       51,072        0.0%
*   Yahoo!, Inc.                                                 75,369    2,758,505        0.1%
*   Yelp, Inc.                                                   14,200      298,200        0.0%
*   YuMe, Inc.                                                      961        3,613        0.0%
#*  Zebra Technologies Corp. Class A                             12,482      780,874        0.0%
#*  Zillow Group, Inc. Class A                                   50,278    1,257,956        0.0%
*   Zix Corp.                                                    45,198      168,589        0.0%
*   Zynga, Inc. Class A                                       1,272,106    3,027,612        0.1%
                                                                        ------------       ----
Total Information Technology                                             508,082,313       13.8%
                                                                        ------------       ----
Materials -- (5.0%)
    A Schulman, Inc.                                             41,841    1,166,945        0.0%
#*  A. M. Castle & Co.                                           25,873       82,276        0.0%
    AEP Industries, Inc.                                         10,716      660,427        0.0%
    Air Products & Chemicals, Inc.                                7,652    1,116,350        0.0%
    Airgas, Inc.                                                 10,977    1,563,564        0.1%
#   Albemarle Corp.                                              57,539    3,806,780        0.1%
#   Alcoa, Inc.                                                 604,988    6,757,716        0.2%
    Allegheny Technologies, Inc.                                102,088    1,668,118        0.1%
*   American Biltrite, Inc.                                          22        5,753        0.0%
#   American Vanguard Corp.                                      48,542      803,370        0.0%
    Ampco-Pittsburgh Corp.                                       12,103      231,046        0.0%
    AptarGroup, Inc.                                             29,304    2,227,104        0.1%
    Ashland, Inc.                                                14,930    1,666,188        0.1%
    Avery Dennison Corp.                                         25,386    1,843,277        0.1%
*   Axalta Coating Systems, Ltd.                                  7,400      210,678        0.0%
    Axiall Corp.                                                 81,673    1,923,399        0.1%
#   Balchem Corp.                                                24,174    1,483,317        0.1%
    Ball Corp.                                                   12,700      906,526        0.0%
    Bemis Co., Inc.                                              51,828    2,600,729        0.1%
*   Berry Plastics Group, Inc.                                   18,619      670,656        0.0%
*   Boise Cascade Co.                                            35,764      746,395        0.0%
    Cabot Corp.                                                  54,519    2,659,982        0.1%
    Calgon Carbon Corp.                                          66,434    1,088,853        0.0%
#   Carpenter Technology Corp.                                   61,866    2,190,675        0.1%
    Celanese Corp. Series A                                      20,921    1,479,115        0.0%
#*  Century Aluminum Co.                                        132,025    1,164,461        0.0%
    CF Industries Holdings, Inc.                                 60,560    2,002,719        0.1%
    Chase Corp.                                                  10,035      564,870        0.0%
*   Chemtura Corp.                                              112,467    3,132,206        0.1%
*   Clearwater Paper Corp.                                       25,806    1,541,650        0.1%
#*  Cliffs Natural Resources, Inc.                               24,628      129,790        0.0%
#*  Codexis, Inc.                                                 9,108       28,690        0.0%
*   Coeur Mining, Inc.                                          133,058    1,077,770        0.0%
#   Commercial Metals Co.                                       200,353    3,590,326        0.1%
#   Compass Minerals International, Inc.                         18,816    1,410,447        0.0%
*   Contango ORE, Inc.                                            1,008       14,364        0.0%
*   Core Molding Technologies, Inc.                              11,901      139,599        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Materials -- (Continued)
*   Crown Holdings, Inc.                                        6,500 $  344,240        0.0%
#   Deltic Timber Corp.                                         7,152    447,000        0.0%
    Domtar Corp.                                              100,960  3,901,094        0.1%
    Dow Chemical Co. (The)                                     77,065  4,054,390        0.1%
    Eagle Materials, Inc.                                      31,197  2,312,322        0.1%
#   Eastman Chemical Co.                                       32,930  2,515,193        0.1%
    Ecolab, Inc.                                                9,795  1,126,229        0.0%
    EI du Pont de Nemours & Co.                                24,100  1,588,431        0.1%
*   Ferro Corp.                                                59,298    755,457        0.0%
    Ferroglobe P.L.C.                                          57,848    589,471        0.0%
#*  Flotek Industries, Inc.                                    21,014    198,582        0.0%
#   FMC Corp.                                                  30,250  1,308,615        0.0%
#   Freeport-McMoRan, Inc.                                    176,781  2,474,934        0.1%
    Friedman Industries, Inc.                                  10,403     64,395        0.0%
    FutureFuel Corp.                                           59,893    673,197        0.0%
*   GCP Applied Technologies, Inc.                              7,182    158,938        0.0%
    Graphic Packaging Holding Co.                             279,554  3,712,477        0.1%
#   Greif, Inc. Class A                                        38,279  1,328,281        0.0%
    Greif, Inc. Class B                                         8,768    404,117        0.0%
*   Handy & Harman, Ltd.                                        3,310     90,793        0.0%
#   Hawkins, Inc.                                              15,023    587,850        0.0%
    Haynes International, Inc.                                 18,920    710,068        0.0%
    HB Fuller Co.                                              47,559  2,126,838        0.1%
*   Headwaters, Inc.                                           64,117  1,282,981        0.0%
#   Hecla Mining Co.                                          392,754  1,692,770        0.1%
    Huntsman Corp.                                            163,128  2,567,635        0.1%
    Innophos Holdings, Inc.                                    23,989    886,633        0.0%
    Innospec, Inc.                                             33,226  1,606,809        0.1%
#   International Flavors & Fragrances, Inc.                    5,882    702,723        0.0%
    International Paper Co.                                    68,196  2,950,841        0.1%
#*  Intrepid Potash, Inc.                                      27,179     34,789        0.0%
    Kaiser Aluminum Corp.                                      21,204  2,010,775        0.1%
    KapStone Paper and Packaging Corp.                        129,939  2,064,731        0.1%
    KMG Chemicals, Inc.                                        17,949    425,212        0.0%
*   Koppers Holdings, Inc.                                     30,048    755,106        0.0%
*   Kraton Performance Polymers, Inc.                          49,611  1,126,666        0.0%
#   Kronos Worldwide, Inc.                                     30,747    204,468        0.0%
#*  Louisiana-Pacific Corp.                                   149,844  2,547,348        0.1%
#*  LSB Industries, Inc.                                       26,452    348,108        0.0%
    LyondellBasell Industries NV Class A                       11,014    910,527        0.0%
#   Martin Marietta Materials, Inc.                             9,888  1,673,346        0.1%
    Materion Corp.                                             37,443  1,085,473        0.0%
#   McEwen Mining, Inc.                                       189,521    492,755        0.0%
    Mercer International, Inc.                                 98,906    830,810        0.0%
    Minerals Technologies, Inc.                                39,703  2,378,210        0.1%
    Monsanto Co.                                                9,533    893,051        0.0%
    Mosaic Co. (The)                                          187,642  5,252,100        0.2%
    Myers Industries, Inc.                                     61,493    828,926        0.0%
    Neenah Paper, Inc.                                         18,905  1,230,526        0.0%
#   NewMarket Corp.                                             1,700    690,302        0.0%
    Newmont Mining Corp.                                      252,066  8,814,748        0.2%
*   Northern Technologies International Corp.                   3,755     55,011        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                      SHARES     VALUE+     ASSETS**
                                                                      ------- ------------ ----------
Materials -- (Continued)
            Nucor Corp.                                               158,273 $  7,878,830        0.2%
#           Olin Corp.                                                125,250    2,729,198        0.1%
            Olympic Steel, Inc.                                        23,685      535,755        0.0%
*           OMNOVA Solutions, Inc.                                     72,821      520,670        0.0%
#*          Owens-Illinois, Inc.                                       78,464    1,448,445        0.0%
            Packaging Corp. of America                                 21,650    1,404,652        0.0%
            PH Glatfelter Co.                                          52,706    1,208,549        0.0%
#*          Platform Specialty Products Corp.                         168,102    1,731,451        0.1%
            PolyOne Corp.                                              36,908    1,327,950        0.0%
            PPG Industries, Inc.                                        7,652      844,704        0.0%
            Quaker Chemical Corp.                                      13,900    1,237,934        0.0%
            Rayonier Advanced Materials, Inc.                          13,034      133,599        0.0%
*           Real Industry, Inc.                                        23,473      207,501        0.0%
            Reliance Steel & Aluminum Co.                              95,563    7,068,795        0.2%
#*          Rentech, Inc.                                              18,295       63,484        0.0%
*           Resolute Forest Products, Inc.                             26,917      156,388        0.0%
#           Royal Gold, Inc.                                           72,746    4,555,355        0.1%
            RPM International, Inc.                                    21,508    1,086,799        0.0%
            Schnitzer Steel Industries, Inc. Class A                   60,296    1,243,304        0.0%
            Schweitzer-Mauduit International, Inc.                     32,959    1,133,460        0.0%
            Scotts Miracle-Gro Co. (The) Class A                       10,099      714,807        0.0%
            Sealed Air Corp.                                           36,593    1,733,044        0.1%
            Sensient Technologies Corp.                                20,363    1,369,412        0.0%
            Sherwin-Williams Co. (The)                                  1,508      433,263        0.0%
#           Silgan Holdings, Inc.                                      27,598    1,400,323        0.0%
            Sonoco Products Co.                                        72,896    3,418,093        0.1%
            Steel Dynamics, Inc.                                      259,990    6,554,348        0.2%
            Stepan Co.                                                 21,416    1,312,587        0.0%
#*          Stillwater Mining Co.                                     154,086    1,879,849        0.1%
            SunCoke Energy, Inc.                                       94,807      704,416        0.0%
            Synalloy Corp.                                              8,022       67,946        0.0%
            TimkenSteel Corp.                                          15,078      192,094        0.0%
*           Trecora Resources                                          27,388      313,593        0.0%
            Tredegar Corp.                                             30,216      482,247        0.0%
*           Trinseo SA                                                 10,083      431,452        0.0%
#           Tronox, Ltd. Class A                                       42,523      309,567        0.0%
*           UFP Technologies, Inc.                                      2,694       66,946        0.0%
            United States Lime & Minerals, Inc.                         5,695      305,081        0.0%
#           United States Steel Corp.                                 141,607    2,706,110        0.1%
*           Universal Stainless & Alloy Products, Inc.                  8,514      110,937        0.0%
#*          US Concrete, Inc.                                          15,963      985,875        0.0%
#           Valhi, Inc.                                                15,640       30,811        0.0%
            Valspar Corp. (The)                                        15,594    1,663,724        0.1%
            Vulcan Materials Co.                                       27,164    2,923,661        0.1%
            Westlake Chemical Corp.                                    62,521    3,137,929        0.1%
            WestRock Co.                                               78,306    3,277,106        0.1%
            Worthington Industries, Inc.                               59,393    2,242,086        0.1%
*           WR Grace & Co.                                              7,182      550,716        0.0%
                                                                              ------------        ---
Total Materials                                                                208,007,269        5.6%
                                                                              ------------        ---
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares                          14,091           --        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Other -- (Continued)
(degrees)*  Gerber Scientific, Inc. Escrow Shares                        24,204 $         --        0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                5,800           --        0.0%
                                                                                ------------        ---
Total Other                                                                               --        0.0%
                                                                                ------------        ---
Real Estate Investment Trusts -- (0.0%)
#           Forest City Realty Trust, Inc. Class A                       16,590      344,740        0.0%
            Gaming and Leisure Properties, Inc.                          16,496      540,902        0.0%
                                                                                ------------        ---
Total Real Estate Investment Trusts                                                  885,642        0.0%
                                                                                ------------        ---
Telecommunication Services -- (2.4%)
*           Alaska Communications Systems Group, Inc.                    33,997       61,535        0.0%
            AT&T, Inc.                                                1,197,322   46,480,040        1.3%
            Atlantic Tele-Network, Inc.                                  18,363    1,320,483        0.1%
*           Boingo Wireless, Inc.                                        48,698      374,488        0.0%
            CenturyLink, Inc.                                           378,513   11,714,977        0.3%
*           Cincinnati Bell, Inc.                                       127,856      488,410        0.0%
#           Cogent Communications Holdings, Inc.                         18,481      715,215        0.0%
#           Consolidated Communications Holdings, Inc.                   60,152    1,421,993        0.1%
#*          FairPoint Communications, Inc.                                9,193      121,899        0.0%
            Frontier Communications Corp.                               773,500    4,300,660        0.1%
*           General Communication, Inc. Class A                          74,901    1,265,827        0.1%
*           Hawaiian Telcom Holdco, Inc.                                  3,159       72,752        0.0%
            IDT Corp. Class B                                            37,412      573,900        0.0%
            Inteliquent, Inc.                                            70,723    1,173,295        0.0%
#*          Intelsat SA                                                   7,497       29,613        0.0%
#*          Iridium Communications, Inc.                                 78,908      636,787        0.0%
*           Level 3 Communications, Inc.                                 19,831    1,036,368        0.0%
*           Lumos Networks Corp.                                         24,833      316,621        0.0%
#*          NTELOS Holdings Corp.                                        24,892      230,251        0.0%
#*          ORBCOMM, Inc.                                                96,120      952,549        0.0%
*           SBA Communications Corp. Class A                              3,000      309,120        0.0%
            Shenandoah Telecommunications Co.                           121,532    3,486,753        0.1%
            Spok Holdings, Inc.                                          34,998      594,616        0.0%
#*          Sprint Corp.                                                274,988      943,209        0.0%
#*          Straight Path Communications, Inc. Class B                    6,362      232,849        0.0%
*           T-Mobile US, Inc.                                            47,647    1,871,574        0.1%
            Telephone & Data Systems, Inc.                              132,810    3,927,192        0.1%
*           United States Cellular Corp.                                 30,473    1,299,369        0.1%
            Verizon Communications, Inc.                                259,639   13,226,011        0.4%
*           Vonage Holdings Corp.                                       263,850    1,232,179        0.0%
#           Windstream Holdings, Inc.                                    56,612      491,392        0.0%
                                                                                ------------        ---
Total Telecommunication Services                                                 100,901,927        2.8%
                                                                                ------------        ---
Utilities -- (1.3%)
#           AES Corp.                                                    68,477      764,203        0.0%
            AGL Resources, Inc.                                          14,656      965,244        0.1%
            ALLETE, Inc.                                                 12,056      677,427        0.0%
            Alliant Energy Corp.                                             53        3,738        0.0%
            American States Water Co.                                    13,909      579,866        0.0%
#           Aqua America, Inc.                                           21,570      682,906        0.0%
#           Artesian Resources Corp. Class A                              5,487      148,094        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Utilities -- (Continued)
    Atmos Energy Corp.                                         12,334 $  894,832        0.0%
#   Avangrid, Inc.                                             18,845    755,684        0.0%
    Avista Corp.                                               22,479    900,734        0.1%
#   Black Hills Corp.                                          16,964  1,027,849        0.1%
#   California Water Service Group                             17,790    496,875        0.0%
*   Calpine Corp.                                             287,292  4,533,468        0.1%
    Chesapeake Utilities Corp.                                  8,518    506,991        0.0%
#   CMS Energy Corp.                                           17,300    703,764        0.0%
    Connecticut Water Service, Inc.                             7,188    337,980        0.0%
    Consolidated Water Co., Ltd.                               17,333    240,755        0.0%
    Delta Natural Gas Co., Inc.                                 1,858     47,565        0.0%
*   Dynegy, Inc.                                              125,489  2,212,371        0.1%
    El Paso Electric Co.                                       15,115    681,686        0.0%
    Empire District Electric Co. (The)                         15,537    523,131        0.0%
    Eversource Energy                                          15,733    887,970        0.0%
    Gas Natural, Inc.                                           5,716     41,727        0.0%
    Genie Energy, Ltd. Class B                                 22,104    162,906        0.0%
    Great Plains Energy, Inc.                                  24,561    767,040        0.0%
    Hawaiian Electric Industries, Inc.                         23,207    758,637        0.0%
    IDACORP, Inc.                                               9,260    673,480        0.0%
    ITC Holdings Corp.                                         14,352    632,493        0.0%
#   MDU Resources Group, Inc.                                  14,478    290,429        0.0%
    MGE Energy, Inc.                                           12,729    634,541        0.0%
#   Middlesex Water Co.                                        10,118    370,116        0.0%
#   National Fuel Gas Co.                                       8,073    448,051        0.0%
    New Jersey Resources Corp.                                 23,906    852,966        0.0%
    NiSource, Inc.                                             34,403    781,292        0.0%
    Northwest Natural Gas Co.                                  10,029    516,895        0.0%
    NorthWestern Corp.                                         11,879    675,202        0.0%
#   NRG Energy, Inc.                                          118,415  1,788,066        0.1%
#   NRG Yield, Inc. Class A                                     4,276     64,696        0.0%
#   NRG Yield, Inc. Class C                                     7,776    125,816        0.0%
#   OGE Energy Corp.                                           16,299    482,287        0.0%
#   ONE Gas, Inc.                                              17,773  1,039,187        0.1%
#   Ormat Technologies, Inc.                                   39,085  1,696,289        0.1%
#   Otter Tail Corp.                                           13,885    401,554        0.0%
#   Pattern Energy Group, Inc.                                 26,295    552,195        0.0%
    Piedmont Natural Gas Co., Inc.                             23,223  1,388,735        0.1%
    Pinnacle West Capital Corp.                                 7,400    537,610        0.0%
#   PNM Resources, Inc.                                        29,970    949,450        0.1%
    Portland General Electric Co.                              16,898    671,189        0.0%
    Questar Corp.                                              32,130    805,499        0.0%
    RGC Resources, Inc.                                           400      8,984        0.0%
    SJW Corp.                                                  18,956    652,276        0.0%
#   South Jersey Industries, Inc.                              26,616    742,853        0.0%
    Southwest Gas Corp.                                        11,066    718,294        0.0%
#   Spire, Inc.                                                14,428    922,815        0.1%
*   Talen Energy Corp.                                         16,678    194,465        0.0%
    TECO Energy, Inc.                                          28,777    799,137        0.0%
    UGI Corp.                                                 221,969  8,932,033        0.3%
    Unitil Corp.                                                9,001    355,720        0.0%
#   Vectren Corp.                                              12,520    611,602        0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                                                   OF NET
                                                                         SHARES       VALUE+      ASSETS**
                                                                       ---------- -------------- ----------
Utilities -- (Continued)
#            WEC Energy Group, Inc.                                         7,951 $      462,828        0.0%
             Westar Energy, Inc.                                           13,846        714,592        0.0%
             WGL Holdings, Inc.                                            11,496        780,463        0.0%
#            York Water Co. (The)                                           7,798        231,211        0.0%
                                                                                  --------------      -----
Total Utilities                                                                       52,808,754        1.4%
                                                                                  --------------      -----
TOTAL COMMON STOCKS                                                                3,662,501,251       99.1%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                     2,758             --        0.0%
(degrees)*   Community Health Systems, Inc. Contingent Value Rights        21,176            127        0.0%
(degrees)*   Dyax Corp. Contingent Value Rights                             6,160          6,838        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                         5,554            649        0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                 8,317             --        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     39,583             --        0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                      51,128         51,890        0.0%
(degrees)#*  Safeway PDC, LLC Contingent Value Rights                      51,128          2,495        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     61,999        0.0%
                                                                                  --------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       ----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                 277            240        0.0%
Health Care -- (0.0%)
(degrees)    Catalyst Biosciences, Inc.                                    23,298         22,832        0.0%
TOTAL BONDS                                                                               23,072        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        3,662,586,322
                                                                                  --------------

                                                                         SHARES
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional Liquid Reserves, 0.455%        38,305,931     38,305,931        1.0%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@         DFA Short Term Investment Fund                            39,313,122    454,852,818       12.3%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,314,303,726)                               $4,155,745,071      112.4%
                                                                                  ==============      =====

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                   --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  530,648,307   $     20,317   --    $  530,668,624
   Consumer Staples                   182,092,945             --   --       182,092,945
   Energy                             315,100,502             --   --       315,100,502
   Financials                         879,000,288             --   --       879,000,288
   Health Care                        296,301,326             --   --       296,301,326
   Industrials                        588,651,661             --   --       588,651,661
   Information Technology             508,082,313             --   --       508,082,313
   Materials                          208,007,269             --   --       208,007,269
   Other                                       --             --   --                --
   Real Estate Investment Trusts          885,642             --   --           885,642
   Telecommunication Services         100,901,927             --   --       100,901,927
   Utilities                           52,808,754             --   --        52,808,754
Rights/Warrants                                --         61,999   --            61,999
Bonds
   Financials                                  --            240   --               240
   Health Care                                 --         22,832   --            22,832
Temporary Cash Investments             38,305,931             --   --        38,305,931
Securities Lending Collateral                  --    454,852,818   --       454,852,818
Futures Contracts**                       912,702             --   --           912,702
                                   --------------   ------------   --    --------------
TOTAL                              $3,701,699,567   $454,958,206   --    $4,156,657,773
                                   ==============   ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
COMMON STOCKS -- (83.1%)

Consumer Discretionary -- (14.7%)
*           1-800-Flowers.com, Inc. Class A                             304,202 $ 2,387,986        0.0%
            A.H. Belo Corp. Class A                                     121,625     599,611        0.0%
            Aaron's, Inc.                                               601,593  15,767,753        0.1%
#           Abercrombie & Fitch Co. Class A                             583,085  15,585,862        0.1%
            AMC Entertainment Holdings, Inc. Class A                    193,905   5,464,243        0.1%
            AMCON Distributing Co.                                        2,169     186,350        0.0%
#*          America's Car-Mart, Inc.                                     61,134   1,624,330        0.0%
#*          American Axle & Manufacturing Holdings, Inc.                652,944  10,127,161        0.1%
#           American Eagle Outfitters, Inc.                           1,735,840  24,839,870        0.2%
*           American Public Education, Inc.                             120,429   2,789,136        0.0%
*           Apollo Education Group, Inc.                                726,675   5,668,065        0.1%
#           Arctic Cat, Inc.                                             89,911   1,495,220        0.0%
            Ark Restaurants Corp.                                        17,030     345,198        0.0%
#*          Asbury Automotive Group, Inc.                               230,000  13,942,600        0.1%
#*          Ascena Retail Group, Inc.                                 1,544,939  13,610,913        0.1%
#*          Ascent Capital Group, Inc. Class A                           71,579   1,078,696        0.0%
*           Ballantyne Strong, Inc.                                      87,244     394,343        0.0%
#*          Barnes & Noble Education, Inc.                              364,189   3,408,809        0.0%
#           Barnes & Noble, Inc.                                        564,679   6,634,978        0.1%
#           Bassett Furniture Industries, Inc.                          148,168   4,372,438        0.0%
            Beasley Broadcast Group, Inc. Class A                        68,353     261,792        0.0%
#*          Beazer Homes USA, Inc.                                       58,798     483,320        0.0%
#           bebe stores, Inc.                                           145,036      81,626        0.0%
#*          Belmond, Ltd. Class A                                       756,881   6,933,030        0.1%
#*          BFC Financial Corp. Class A                                  44,751     129,330        0.0%
(degrees)*  Big 4 Ranch, Inc.                                             3,200          --        0.0%
#           Big 5 Sporting Goods Corp.                                  186,567   2,255,595        0.0%
#           Big Lots, Inc.                                              477,340  21,890,812        0.2%
*           Biglari Holdings, Inc.                                           36      13,462        0.0%
#*          BJ's Restaurants, Inc.                                      227,702  10,155,509        0.1%
#*          Black Diamond, Inc.                                          30,200     128,350        0.0%
            Bloomin' Brands, Inc.                                     1,180,178  22,069,329        0.2%
#           Blue Nile, Inc.                                             108,366   2,793,675        0.0%
#           Bob Evans Farms, Inc.                                       192,469   8,765,038        0.1%
#           Bon-Ton Stores, Inc. (The)                                  121,759     283,698        0.0%
            Bowl America, Inc. Class A                                   10,705     154,794        0.0%
*           Boyd Gaming Corp.                                           139,378   2,598,006        0.0%
*           Bravo Brio Restaurant Group, Inc.                           123,604     910,961        0.0%
*           Bridgepoint Education, Inc.                                 296,013   2,823,964        0.0%
#*          Bright Horizons Family Solutions, Inc.                      101,519   6,661,677        0.1%
#           Brinker International, Inc.                                 567,265  26,275,715        0.2%
#           Buckle, Inc. (The)                                          254,777   7,373,246        0.1%
#*          Buffalo Wild Wings, Inc.                                    158,927  21,242,183        0.2%
#*          Build-A-Bear Workshop, Inc.                                 146,726   1,932,381        0.0%
#*          Cabela's, Inc.                                               39,353   2,052,259        0.0%
#*          CafePress, Inc.                                               9,151      33,310        0.0%
#           CalAtlantic Group, Inc.                                     403,911  13,074,599        0.1%
            Caleres, Inc.                                               412,288  10,393,781        0.1%
            Callaway Golf Co.                                           874,177   8,164,813        0.1%
*           Cambium Learning Group, Inc.                                137,086     623,741        0.0%
            Canterbury Park Holding Corp.                                12,913     138,815        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Capella Education Co.                                       106,409 $ 5,885,482        0.1%
#*  Career Education Corp.                                      605,218   3,231,864        0.0%
#*  Carmike Cinemas, Inc.                                       199,567   5,985,014        0.1%
#   Carriage Services, Inc.                                     157,267   3,842,033        0.0%
*   Carrols Restaurant Group, Inc.                              355,516   4,945,228        0.0%
#   Cato Corp. (The) Class A                                    242,586   8,876,222        0.1%
#*  Cavco Industries, Inc.                                       85,214   7,472,416        0.1%
#*  Central European Media Enterprises, Ltd. Class A             66,131     175,908        0.0%
*   Century Casinos, Inc.                                        20,195     120,564        0.0%
#*  Century Communities, Inc.                                     5,380      92,751        0.0%
*   Charles & Colvard, Ltd.                                      41,380      49,656        0.0%
#   Cheesecake Factory, Inc. (The)                              481,064  24,539,075        0.2%
#*  Cherokee, Inc.                                               65,106   1,018,258        0.0%
#   Chico's FAS, Inc.                                         1,284,158  16,193,232        0.1%
#   Children's Place, Inc. (The)                                194,418  15,147,106        0.1%
#   Choice Hotels International, Inc.                           397,324  20,128,434        0.2%
*   Christopher & Banks Corp.                                   215,612     560,591        0.0%
    Churchill Downs, Inc.                                        79,741  10,699,647        0.1%
#*  Chuy's Holdings, Inc.                                       168,112   5,134,140        0.1%
    Citi Trends, Inc.                                           139,170   2,499,493        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                 61,681     315,190        0.0%
#   ClubCorp Holdings, Inc.                                     417,065   5,567,818        0.1%
#   Collectors Universe, Inc.                                    71,487   1,243,159        0.0%
#   Columbia Sportswear Co.                                     190,309  11,146,398        0.1%
#*  Conn's, Inc.                                                242,965   3,338,339        0.0%
#   Cooper Tire & Rubber Co.                                    523,820  18,092,743        0.2%
*   Cooper-Standard Holding, Inc.                                62,387   4,810,662        0.0%
#   Core-Mark Holding Co., Inc.                                 218,890  17,874,557        0.2%
#   Cracker Barrel Old Country Store, Inc.                      208,527  30,530,438        0.3%
#*  Crocs, Inc.                                                 667,953   5,577,408        0.1%
*   Crown Media Holdings, Inc. Class A                          270,827   1,373,093        0.0%
    CSS Industries, Inc.                                         27,255     762,050        0.0%
#   CST Brands, Inc.                                            734,964  27,759,590        0.2%
#   Culp, Inc.                                                  116,105   3,046,595        0.0%
#*  Cumulus Media, Inc. Class A                                 998,833     371,166        0.0%
#*  Daily Journal Corp.                                             200      39,280        0.0%
#   Dana Holding Corp.                                          463,720   5,995,900        0.1%
#*  Dave & Buster's Entertainment, Inc.                         291,543  11,282,714        0.1%
#*  Deckers Outdoor Corp.                                       311,547  18,010,532        0.2%
*   Del Frisco's Restaurant Group, Inc.                         168,510   2,684,364        0.0%
*   Delta Apparel, Inc.                                          15,317     310,169        0.0%
#*  Denny's Corp.                                               728,788   7,207,713        0.1%
#   Destination Maternity Corp.                                  55,093     383,998        0.0%
#*  Destination XL Group, Inc.                                  400,402   2,150,159        0.0%
#   DeVry Education Group, Inc.                                 449,540   7,799,519        0.1%
#*  Diamond Resorts International, Inc.                         527,994  11,198,753        0.1%
#   Dillard's, Inc. Class A                                      14,171     998,347        0.0%
#   DineEquity, Inc.                                            170,324  14,647,864        0.1%
*   Dixie Group, Inc. (The)                                     110,009     519,242        0.0%
*   Dorman Products, Inc.                                       218,381  11,746,714        0.1%
#   Dover Motorsports, Inc.                                      56,312     129,518        0.0%
#*  DreamWorks Animation SKG, Inc. Class A                      416,371  16,621,530        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
            Drew Industries, Inc.                                     238,080 $15,434,726        0.1%
#           DSW, Inc. Class A                                         712,795  17,513,373        0.2%
#           Educational Development Corp.                              20,890     298,100        0.0%
*           El Pollo Loco Holdings, Inc.                               11,925     157,291        0.0%
*           Eldorado Resorts, Inc.                                     37,615     493,133        0.0%
*           Emerson Radio Corp.                                       197,300     157,840        0.0%
*           Emmis Communications Corp. Class A                        124,034      73,180        0.0%
*           Entercom Communications Corp. Class A                     138,487   1,570,443        0.0%
#           Entravision Communications Corp. Class A                  600,233   4,771,852        0.0%
#           Escalade, Inc.                                             43,014     513,157        0.0%
#           Ethan Allen Interiors, Inc.                               260,289   8,860,238        0.1%
#*          EVINE Live, Inc.                                          158,367     243,885        0.0%
#*          EW Scripps Co. (The) Class A                              687,746  10,439,984        0.1%
#*          Express, Inc.                                             827,428  15,042,641        0.1%
#*          Famous Dave's of America, Inc.                             40,546     235,978        0.0%
#*          Federal-Mogul Holdings Corp.                              262,952   2,429,676        0.0%
#*          Fiesta Restaurant Group, Inc.                             233,013   7,482,047        0.1%
            Finish Line, Inc. (The) Class A                           387,851   7,660,057        0.1%
#*          Five Below, Inc.                                          543,884  22,679,963        0.2%
            Flanigan's Enterprises, Inc.                                5,380      99,476        0.0%
            Flexsteel Industries, Inc.                                 38,938   1,592,175        0.0%
#*          Fox Factory Holding Corp.                                 349,230   6,045,171        0.1%
#*          Francesca's Holdings Corp.                                424,576   7,047,962        0.1%
#           Fred's, Inc. Class A                                      291,319   4,273,650        0.0%
#*          FTD Cos., Inc.                                            194,688   5,414,273        0.1%
#*          Fuel Systems Solutions, Inc.                              156,251     828,130        0.0%
*           Full House Resorts, Inc.                                    1,112       1,801        0.0%
#*          G-III Apparel Group, Ltd.                                 395,558  17,899,000        0.2%
*           Gaiam, Inc. Class A                                        81,311     539,092        0.0%
*           Gaming Partners International Corp.                         8,434      76,328        0.0%
#           Gannett Co., Inc.                                         491,695   8,285,061        0.1%
#*          Genesco, Inc.                                             190,186  13,157,068        0.1%
#*          Gentherm, Inc.                                            354,868  13,037,850        0.1%
#*          Global Eagle Entertainment, Inc.                           40,173     321,786        0.0%
#*          Good Times Restaurants, Inc.                                1,862       5,754        0.0%
#*          Gordmans Stores, Inc.                                      50,783     117,309        0.0%
#*          Grand Canyon Education, Inc.                              454,394  19,870,650        0.2%
*           Gray Television, Inc.                                     519,793   6,679,340        0.1%
*           Gray Television, Inc. Class A                              25,939     283,384        0.0%
*           Green Brick Partners, Inc.                                 31,026     228,662        0.0%
#           Group 1 Automotive, Inc.                                  197,825  13,024,798        0.1%
#           Guess?, Inc.                                              711,765  13,060,888        0.1%
            Harte-Hanks, Inc.                                         454,134     826,524        0.0%
            Haverty Furniture Cos., Inc.                              168,942   3,154,147        0.0%
            Haverty Furniture Cos., Inc. Class A                        3,785      71,537        0.0%
#*          Helen of Troy, Ltd.                                       283,241  28,190,977        0.2%
(degrees)*  Here Media, Inc.                                           22,918           2        0.0%
(degrees)*  Here Media, Inc. Special Shares                            22,918           2        0.0%
#*          hhgregg, Inc.                                             155,532     303,287        0.0%
#*          Hibbett Sports, Inc.                                      185,526   6,697,489        0.1%
#           Hooker Furniture Corp.                                     94,556   2,344,989        0.0%
*           Horizon Global Corp.                                      150,785   1,850,132        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
*           Houghton Mifflin Harcourt Co.                             721,127 $14,790,315        0.1%
#           HSN, Inc.                                                 389,001  20,628,723        0.2%
#*          Iconix Brand Group, Inc.                                  337,077   2,858,413        0.0%
#*          Ignite Restaurant Group, Inc.                              12,233      40,614        0.0%
*           Insignia Systems, Inc.                                     15,351      38,224        0.0%
#*          Installed Building Products, Inc.                         141,569   3,762,904        0.0%
            International Speedway Corp. Class A                      123,060   4,121,279        0.0%
#           Interval Leisure Group, Inc.                              426,680   6,024,722        0.1%
*           Intrawest Resorts Holdings, Inc.                           25,465     220,018        0.0%
#*          iRobot Corp.                                              172,045   6,431,042        0.1%
*           Isle of Capri Casinos, Inc.                                61,702     919,360        0.0%
#*          ITT Educational Services, Inc.                             98,410     211,582        0.0%
#           Jack in the Box, Inc.                                     353,607  23,886,153        0.2%
*           Jaclyn, Inc.                                                2,235      13,410        0.0%
#*          JAKKS Pacific, Inc.                                        62,792     470,940        0.0%
#*          Jamba, Inc.                                               142,390   1,849,646        0.0%
#*          JC Penney Co., Inc.                                       588,876   5,464,769        0.1%
            John Wiley & Sons, Inc. Class A                           317,155  15,727,716        0.1%
            Johnson Outdoors, Inc. Class A                             27,333     659,545        0.0%
#*          K12, Inc.                                                 182,128   2,238,353        0.0%
#*          Kate Spade & Co.                                          780,128  20,072,693        0.2%
#           KB Home                                                   633,540   8,597,138        0.1%
            Kirkland's, Inc.                                          152,837   2,509,584        0.0%
#*          Kona Grill, Inc.                                           69,903     931,108        0.0%
#*          Koss Corp.                                                 25,262      55,576        0.0%
#*          Krispy Kreme Doughnuts, Inc.                              595,296  10,364,103        0.1%
#*          La Quinta Holdings, Inc.                                  257,841   3,292,630        0.0%
            La-Z-Boy, Inc.                                            458,516  11,861,809        0.1%
*           Lakeland Industries, Inc.                                  25,969     225,671        0.0%
(degrees)*  Lazare Kaplan International, Inc.                           9,600       9,600        0.0%
#*          LGI Homes, Inc.                                             7,986     223,688        0.0%
            Libbey, Inc.                                              206,450   3,839,970        0.0%
#           Liberty Tax, Inc.                                          28,490     340,456        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A                199,550   4,402,073        0.0%
            Lifetime Brands, Inc.                                     100,152   1,729,625        0.0%
#*          Lindblad Expeditions Holdings, Inc.                         1,848      18,480        0.0%
#           Lithia Motors, Inc. Class A                               229,022  19,013,406        0.2%
#*          Live Nation Entertainment, Inc.                             6,842     146,966        0.0%
*           Loral Space & Communications, Inc.                         32,602   1,195,841        0.0%
*           Luby's, Inc.                                              243,062   1,222,602        0.0%
#*          M/I Homes, Inc.                                           189,037   3,799,644        0.0%
*           Malibu Boats, Inc. Class A                                 37,949     667,902        0.0%
            Marcus Corp. (The)                                         86,567   1,675,071        0.0%
#           Marine Products Corp.                                     125,265   1,025,920        0.0%
#*          MarineMax, Inc.                                           234,059   4,449,462        0.0%
            Marriott Vacations Worldwide Corp.                        260,363  16,309,138        0.1%
#*          Mattress Firm Holding Corp.                                 2,624     102,388        0.0%
#*          McClatchy Co. (The) Class A                               224,403     249,087        0.0%
            McRae Industries, Inc. Class A                              2,500      69,413        0.0%
#           MDC Holdings, Inc.                                        372,810   9,174,854        0.1%
#*          Media General, Inc.                                       298,450   5,172,139        0.1%
#           Meredith Corp.                                            315,579  16,192,359        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Meritage Homes Corp.                                        321,768 $10,949,765        0.1%
*   Modine Manufacturing Co.                                    329,947   3,566,727        0.0%
*   Monarch Casino & Resort, Inc.                                67,389   1,280,391        0.0%
#   Monro Muffler Brake, Inc.                                   312,936  21,661,430        0.2%
#*  Motorcar Parts of America, Inc.                             183,486   5,884,396        0.1%
#   Movado Group, Inc.                                          122,050   3,443,031        0.0%
*   MSG Networks, Inc. Class A                                  498,082   8,512,221        0.1%
*   Murphy USA, Inc.                                            414,671  23,810,409        0.2%
    NACCO Industries, Inc. Class A                               45,279   2,695,006        0.0%
*   Nathan's Famous, Inc.                                        39,685   1,766,379        0.0%
    National CineMedia, Inc.                                    585,985   8,320,987        0.1%
*   Nautilus, Inc.                                              310,471   5,476,708        0.1%
#   New Media Investment Group, Inc.                             12,819     205,745        0.0%
#*  New York & Co., Inc.                                        429,253   1,596,821        0.0%
#   New York Times Co. (The) Class A                          1,443,571  18,506,580        0.2%
#   Nexstar Broadcasting Group, Inc. Class A                    257,390  13,211,829        0.1%
*   Nobility Homes, Inc.                                         13,083     186,433        0.0%
#*  Noodles & Co.                                                 1,333      14,863        0.0%
#   Nutrisystem, Inc.                                           275,558   6,067,787        0.1%
*   Office Depot, Inc.                                        3,790,696  22,289,293        0.2%
#   Outerwall, Inc.                                             146,507   6,052,204        0.1%
#*  Overstock.com, Inc.                                         107,098   1,562,560        0.0%
    Oxford Industries, Inc.                                     159,518  10,595,186        0.1%
    P&F Industries, Inc. Class A                                 10,000      94,300        0.0%
#   Papa John's International, Inc.                             362,370  20,506,518        0.2%
#*  Papa Murphy's Holdings, Inc.                                  4,442      55,792        0.0%
*   Pegasus Cos., Inc. (The)                                        170      67,150        0.0%
#*  Penn National Gaming, Inc.                                  184,533   2,976,517        0.0%
#   Penske Automotive Group, Inc.                               158,681   6,209,188        0.1%
*   Perfumania Holdings, Inc.                                    15,984      44,755        0.0%
*   Perry Ellis International, Inc.                              79,109   1,507,026        0.0%
#   PetMed Express, Inc.                                         98,009   1,793,565        0.0%
#   Pier 1 Imports, Inc.                                        654,226   4,507,617        0.0%
*   Pinnacle Entertainment, Inc.                                105,332   1,162,865        0.0%
#   Pool Corp.                                                  361,310  31,582,107        0.3%
#*  Popeyes Louisiana Kitchen, Inc.                             224,432  12,065,464        0.1%
*   Potbelly Corp.                                               52,513     748,310        0.0%
*   QEP Co., Inc.                                                 9,614     156,468        0.0%
#*  Radio One, Inc. Class D                                     923,715   2,041,410        0.0%
#*  Rave Restaurant Group, Inc.                                   8,932      44,571        0.0%
    RCI Hospitality Holdings, Inc.                               89,741     919,845        0.0%
*   Reading International, Inc. Class A                          91,985   1,193,045        0.0%
*   Reading International, Inc. Class B                           2,710      53,102        0.0%
*   Red Lion Hotels Corp.                                       111,237     878,772        0.0%
#*  Red Robin Gourmet Burgers, Inc.                             125,429   8,135,325        0.1%
#   Regal Entertainment Group Class A                         1,200,707  25,034,741        0.2%
*   Regis Corp.                                                 339,407   4,639,694        0.0%
#   Rent-A-Center, Inc.                                         382,189   5,618,178        0.1%
#*  Restoration Hardware Holdings, Inc.                          73,550   3,182,509        0.0%
    Rocky Brands, Inc.                                           89,064   1,073,221        0.0%
*   Ruby Tuesday, Inc.                                          426,364   1,876,002        0.0%
    Ruth's Hospitality Group, Inc.                              328,997   5,224,472        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Saga Communications, Inc. Class A                          18,609 $   782,508        0.0%
    Salem Media Group, Inc.                                   136,677   1,061,980        0.0%
    Scholastic Corp.                                          126,151   4,589,373        0.0%
#*  Scientific Games Corp. Class A                             20,577     204,124        0.0%
*   Sears Hometown and Outlet Stores, Inc.                      5,075      34,358        0.0%
#   SeaWorld Entertainment, Inc.                              743,080  14,809,584        0.1%
#*  Select Comfort Corp.                                      478,320  11,804,938        0.1%
*   Sequential Brands Group, Inc.                              12,224      67,843        0.0%
*   Shiloh Industries, Inc.                                   201,257   1,298,108        0.0%
    Shoe Carnival, Inc.                                       146,461   3,753,795        0.0%
#*  Shutterfly, Inc.                                          347,309  15,969,268        0.1%
#   Sinclair Broadcast Group, Inc. Class A                    660,922  21,195,769        0.2%
#*  Sizmek, Inc.                                              229,376     607,846        0.0%
*   Skullcandy, Inc.                                          194,382     662,843        0.0%
#*  Skyline Corp.                                              45,820     414,671        0.0%
#*  Smith & Wesson Holding Corp.                              556,528  12,149,006        0.1%
#   Sonic Automotive, Inc. Class A                            309,433   5,804,963        0.1%
#   Sonic Corp.                                               492,036  16,911,277        0.1%
#   Sotheby's                                                 548,553  14,942,584        0.1%
*   Spanish Broadcasting System, Inc. Class A                  43,707     161,279        0.0%
#   Spartan Motors, Inc.                                      172,749     839,560        0.0%
#*  Spectrum Group International, Inc.                             85      69,488        0.0%
#   Speedway Motorsports, Inc.                                199,937   3,502,896        0.0%
*   Sportsman's Warehouse Holdings, Inc.                      127,862   1,455,070        0.0%
#   Stage Stores, Inc.                                        206,142   1,517,205        0.0%
    Standard Motor Products, Inc.                             210,448   7,473,009        0.1%
*   Stanley Furniture Co., Inc.                                35,155      89,997        0.0%
#*  Starz Class A                                             172,861   4,703,548        0.0%
*   Starz Class B                                               1,444      36,345        0.0%
#   Stein Mart, Inc.                                          369,257   2,673,421        0.0%
#*  Steven Madden, Ltd.                                       567,722  19,875,947        0.2%
*   Stoneridge, Inc.                                          256,734   3,661,027        0.0%
#   Strattec Security Corp.                                    24,093   1,274,520        0.0%
#*  Strayer Education, Inc.                                   108,958   5,408,675        0.1%
    Sturm Ruger & Co., Inc.                                   175,313  11,225,291        0.1%
    Superior Industries International, Inc.                   156,125   4,077,985        0.0%
#   Superior Uniform Group, Inc.                               73,825   1,404,152        0.0%
*   Sypris Solutions, Inc.                                    204,060     232,628        0.0%
#   Tailored Brands, Inc.                                     388,705   6,771,241        0.1%
*   Tandy Leather Factory, Inc.                                82,829     583,944        0.0%
#*  Taylor Morrison Home Corp. Class A                        292,690   4,214,736        0.0%
#*  Tempur Sealy International, Inc.                          252,674  15,329,732        0.1%
#*  Tenneco, Inc.                                             514,186  27,406,114        0.2%
#   Texas Roadhouse, Inc.                                     670,715  27,311,515        0.2%
#   Thor Industries, Inc.                                     471,347  30,175,635        0.3%
*   Tile Shop Holdings, Inc.                                   23,410     417,634        0.0%
#*  Tilly's, Inc. Class A                                      75,359     474,008        0.0%
    Time, Inc.                                                452,105   6,645,944        0.1%
*   TopBuild Corp.                                             20,100     627,522        0.0%
    Tower International, Inc.                                 202,290   4,642,556        0.0%
#*  Town Sports International Holdings, Inc.                  110,900     369,297        0.0%
*   Townsquare Media, Inc. Class A                                810       8,618        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.                             452,232 $    1,754,660        0.0%
#*  TRI Pointe Group, Inc.                                      853,440      9,899,904        0.1%
    Tribune Publishing Co.                                       21,942        248,603        0.0%
#*  Tuesday Morning Corp.                                       199,270      1,729,664        0.0%
#*  Tumi Holdings, Inc.                                         521,787     13,921,277        0.1%
#   Tupperware Brands Corp.                                     479,155     27,824,531        0.2%
#*  UCP, Inc. Class A                                            20,724        160,404        0.0%
*   Unifi, Inc.                                                 122,280      3,149,933        0.0%
#*  Universal Electronics, Inc.                                 145,146      9,639,146        0.1%
#   Universal Technical Institute, Inc.                         116,168        458,864        0.0%
*   US Auto Parts Network, Inc.                                 100,864        326,799        0.0%
#   Vail Resorts, Inc.                                          229,928     29,807,866        0.3%
#*  Vera Bradley, Inc.                                          278,782      4,889,836        0.0%
#*  Vince Holding Corp.                                          19,691        121,690        0.0%
*   Vista Outdoor, Inc.                                         293,294     14,072,246        0.1%
#   Visteon Corp.                                                72,484      5,774,800        0.1%
#*  Vitamin Shoppe, Inc.                                        247,209      6,766,110        0.1%
*   VOXX International Corp.                                    172,812        775,926        0.0%
*   Walking Co. Holdings, Inc. (The)                                214          1,038        0.0%
*   WCI Communities, Inc.                                        34,840        556,743        0.0%
#   Wendy's Co. (The)                                         2,658,346     28,869,638        0.3%
#*  West Marine, Inc.                                           185,524      1,858,950        0.0%
#   Weyco Group, Inc.                                            50,631      1,419,693        0.0%
#*  William Lyon Homes Class A                                   87,214      1,229,717        0.0%
#   Winmark Corp.                                                31,549      3,003,465        0.0%
#   Winnebago Industries, Inc.                                  240,921      5,213,530        0.1%
    Wolverine World Wide, Inc.                                  776,842     14,721,156        0.1%
#   World Wrestling Entertainment, Inc. Class A                  14,400        239,616        0.0%
#*  Zagg, Inc.                                                  272,083      2,179,385        0.0%
#*  Zumiez, Inc.                                                200,637      3,366,689        0.0%
                                                                        --------------       ----
Total Consumer Discretionary                                             2,078,595,927       17.5%
                                                                        --------------       ----
Consumer Staples -- (3.5%)
#   Alico, Inc.                                                  34,500        997,395        0.0%
*   Alliance One International, Inc.                             45,416      1,158,562        0.0%
#   Andersons, Inc. (The)                                       217,308      7,281,991        0.1%
    Avon Products, Inc.                                       1,144,658      5,391,339        0.1%
#   B&G Foods, Inc.                                             595,245     24,530,046        0.2%
#*  Boston Beer Co., Inc. (The) Class A                          89,369     13,948,714        0.1%
*   Bridgford Foods Corp.                                        17,169        210,149        0.0%
#   Cal-Maine Foods, Inc.                                       410,588     20,841,447        0.2%
#   Calavo Growers, Inc.                                        172,462      9,859,653        0.1%
#   Casey's General Stores, Inc.                                 70,813      7,931,056        0.1%
*   CCA Industries, Inc.                                         16,064         53,493        0.0%
*   Central Garden & Pet Co.                                     72,166      1,174,141        0.0%
*   Central Garden & Pet Co. Class A                            281,145      4,579,852        0.0%
#*  Chefs' Warehouse, Inc. (The)                                189,486      3,651,395        0.0%
#   Coca-Cola Bottling Co. Consolidated                          69,288     11,042,429        0.1%
*   Coffee Holding Co., Inc.                                     11,600         43,384        0.0%
#*  Craft Brew Alliance, Inc.                                   119,024      1,014,084        0.0%
*   Darling Ingredients, Inc.                                   928,376     13,452,168        0.1%
#   Dean Foods Co.                                              884,680     15,243,036        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Staples -- (Continued)
#*  Elizabeth Arden, Inc.                                         3,604 $    36,869        0.0%
#   Energizer Holdings, Inc.                                    264,207  11,490,362        0.1%
#*  Farmer Brothers Co.                                         127,142   3,840,960        0.0%
#*  Female Health Co. (The)                                       5,680       7,270        0.0%
#   Fresh Del Monte Produce, Inc.                               402,663  17,419,201        0.2%
*   Glacier Water Services, Inc.                                  3,200      38,400        0.0%
    Golden Enterprises, Inc.                                     32,785     187,858        0.0%
*   HRG Group, Inc.                                             598,662   8,620,733        0.1%
#   Ingles Markets, Inc. Class A                                129,628   4,675,682        0.0%
#   Inter Parfums, Inc.                                         252,969   7,745,911        0.1%
#*  Inventure Foods, Inc.                                        79,478     569,062        0.0%
#   J&J Snack Foods Corp.                                       173,333  17,529,166        0.2%
    John B. Sanfilippo & Son, Inc.                               67,233   3,720,002        0.0%
#   Lancaster Colony Corp.                                      253,716  29,557,914        0.3%
#*  Landec Corp.                                                197,071   2,217,049        0.0%
#*  Lifevantage Corp.                                            20,609     186,099        0.0%
#*  Lifeway Foods, Inc.                                          50,414     489,016        0.0%
#   Limoneira Co.                                                16,918     302,663        0.0%
#*  Mannatech, Inc.                                               6,854     142,837        0.0%
    Medifast, Inc.                                              117,013   3,689,420        0.0%
#   MGP Ingredients, Inc.                                       149,644   3,953,594        0.0%
#*  National Beverage Corp.                                     315,030  14,724,502        0.1%
*   Natural Alternatives International, Inc.                     33,345     350,456        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                     75,396   1,007,291        0.0%
#   Natural Health Trends Corp.                                   7,491     271,099        0.0%
#   Nature's Sunshine Products, Inc.                             41,252     395,194        0.0%
#   Nu Skin Enterprises, Inc. Class A                           122,437   4,991,757        0.0%
*   Nutraceutical International Corp.                            50,974   1,202,477        0.0%
    Oil-Dri Corp. of America                                     29,035     968,608        0.0%
*   Omega Protein Corp.                                         151,101   2,808,968        0.0%
#   Orchids Paper Products Co.                                   68,456   2,099,546        0.0%
#*  Post Holdings, Inc.                                         381,461  27,404,158        0.2%
#   PriceSmart, Inc.                                            279,155  24,158,074        0.2%
*   Primo Water Corp.                                           103,138   1,134,518        0.0%
#*  Revlon, Inc. Class A                                        298,311  10,867,470        0.1%
    Rocky Mountain Chocolate Factory, Inc.                       29,081     293,427        0.0%
    Sanderson Farms, Inc.                                       201,153  18,453,776        0.2%
*   Scheid Vineyards, Inc. Class A                                  440      13,847        0.0%
*   Seaboard Corp.                                                1,722   5,171,166        0.0%
#*  Seneca Foods Corp. Class A                                   38,539   1,255,986        0.0%
*   Seneca Foods Corp. Class B                                    2,794      92,286        0.0%
    Snyder's-Lance, Inc.                                        791,238  25,295,879        0.2%
    SpartanNash Co.                                             291,217   8,066,711        0.1%
#*  SUPERVALU, Inc.                                           2,038,673  10,254,525        0.1%
*   Tofutti Brands, Inc.                                         19,440      53,460        0.0%
#   Tootsie Roll Industries, Inc.                               164,164   5,850,805        0.1%
#*  TreeHouse Foods, Inc.                                        72,406   6,400,690        0.1%
#*  United Natural Foods, Inc.                                  143,168   5,106,803        0.0%
    United-Guardian, Inc.                                        19,179     345,222        0.0%
#   Universal Corp.                                             157,743   8,604,881        0.1%
#*  USANA Health Sciences, Inc.                                  67,611   8,007,847        0.1%
#   Vector Group, Ltd.                                        1,157,822  25,008,955        0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
    Village Super Market, Inc. Class A                         46,555 $  1,135,942        0.0%
#   WD-40 Co.                                                 138,961   14,215,710        0.1%
#   Weis Markets, Inc.                                        117,098    5,330,301        0.1%
                                                                      ------------        ---
Total Consumer Staples                                                 500,166,739        4.2%
                                                                      ------------        ---
Energy -- (3.2%)
#*  Abraxas Petroleum Corp.                                    81,888      124,470        0.0%
    Adams Resources & Energy, Inc.                             19,183      772,116        0.0%
#   Alon USA Energy, Inc.                                     505,286    5,305,503        0.1%
    AMEN Properties, Inc.                                          19        7,999        0.0%
#   Archrock, Inc.                                            503,197    4,956,490        0.1%
#   Atwood Oceanics, Inc.                                     125,061    1,208,089        0.0%
*   Barnwell Industries, Inc.                                  32,713       55,612        0.0%
#*  Basic Energy Services, Inc.                               292,186      934,995        0.0%
#*  Bill Barrett Corp.                                        280,098    2,229,580        0.0%
#*  Bonanza Creek Energy, Inc.                                286,187    1,110,406        0.0%
#   Bristow Group, Inc.                                       244,764    5,609,991        0.1%
#*  C&J Energy Services, Ltd.                                 352,761      511,503        0.0%
    California Resources Corp.                                598,062    1,315,736        0.0%
*   Callon Petroleum Co.                                      619,857    6,514,697        0.1%
#   CARBO Ceramics, Inc.                                      115,466    1,714,670        0.0%
#*  Carrizo Oil & Gas, Inc.                                   414,018   14,643,817        0.1%
#*  Clayton Williams Energy, Inc.                              81,264    1,473,316        0.0%
#*  Clean Energy Fuels Corp.                                  407,723    1,166,088        0.0%
#*  Cloud Peak Energy, Inc.                                   385,774      852,561        0.0%
#   CONSOL Energy, Inc.                                        43,483      654,419        0.0%
#*  Contango Oil & Gas Co.                                    115,458    1,452,462        0.0%
#   CVR Energy, Inc.                                            3,747       90,977        0.0%
*   Dawson Geophysical Co.                                    106,916      549,548        0.0%
    Delek US Holdings, Inc.                                   462,120    7,343,087        0.1%
#   DHT Holdings, Inc.                                        753,635    4,325,865        0.0%
#   Diamond Offshore Drilling, Inc.                           131,952    3,201,156        0.0%
#*  Dorian LPG, Ltd.                                           13,891      141,133        0.0%
#*  Dril-Quip, Inc.                                           382,950   24,822,819        0.2%
*   ENGlobal Corp.                                             92,274      128,261        0.0%
#   EnLink Midstream LLC                                       92,565    1,326,456        0.0%
*   EP Energy Corp. Class A                                    10,135       49,763        0.0%
*   Era Group, Inc.                                           107,766    1,027,010        0.0%
#   Evolution Petroleum Corp.                                  55,528      307,625        0.0%
*   Exterran Corp.                                            254,942    3,900,613        0.0%
#*  Fairmount Santrol Holdings, Inc.                            7,880       31,520        0.0%
#*  Forum Energy Technologies, Inc.                           115,536    1,934,073        0.0%
#   GasLog, Ltd.                                              469,120    6,009,427        0.1%
#*  Gastar Exploration, Inc.                                  389,165      774,438        0.0%
#*  Geospace Technologies Corp.                                78,516    1,284,522        0.0%
#   Green Plains, Inc.                                        285,144    5,161,106        0.1%
#   Gulf Island Fabrication, Inc.                              87,845      659,716        0.0%
*   Gulfmark Offshore, Inc. Class A                           173,565    1,176,771        0.0%
*   Gulfport Energy Corp.                                     210,309    6,582,672        0.1%
#   Hallador Energy Co.                                         2,600       12,142        0.0%
#*  Harvest Natural Resources, Inc.                            17,482        9,965        0.0%
*   Helix Energy Solutions Group, Inc.                        806,363    6,958,913        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Energy -- (Continued)
#*  HKN, Inc.                                                     2,360 $    43,542        0.0%
#*  Hornbeck Offshore Services, Inc.                            242,442   2,846,269        0.0%
#*  ION Geophysical Corp.                                        66,679     610,780        0.0%
#*  Jones Energy, Inc. Class A                                   15,434      74,083        0.0%
#*  Key Energy Services, Inc.                                   398,607     210,823        0.0%
#*  Kosmos Energy, Ltd.                                         283,510   1,837,145        0.0%
#*  Laredo Petroleum, Inc.                                      335,902   4,091,286        0.0%
#*  Matador Resources Co.                                       612,250  13,193,988        0.1%
#*  Matrix Service Co.                                          257,240   4,846,402        0.1%
*   McDermott International, Inc.                               758,583   3,443,967        0.0%
#*  Memorial Resource Development Corp.                         183,270   2,397,172        0.0%
*   Mexco Energy Corp.                                              252         629        0.0%
#*  Mitcham Industries, Inc.                                    103,000     383,160        0.0%
    Nabors Industries, Ltd.                                     162,500   1,592,500        0.0%
#*  Natural Gas Services Group, Inc.                             76,228   1,752,482        0.0%
#*  Newpark Resources, Inc.                                     588,097   2,746,413        0.0%
#   Noble Corp. P.L.C.                                        1,146,282  12,872,747        0.1%
#*  Nordic American Offshore, Ltd.                                   27         154        0.0%
#   Nordic American Tankers, Ltd.                                 3,153      48,588        0.0%
#*  Northern Oil and Gas, Inc.                                  395,122   2,157,366        0.0%
    Oceaneering International, Inc.                              77,999   2,858,663        0.0%
#*  Oil States International, Inc.                              134,716   4,666,562        0.1%
#   Overseas Shipholding Group, Inc. Class A                     10,048      20,397        0.0%
    Overseas Shipholding Group, Inc. Class B                    100,481     223,068        0.0%
#   Panhandle Oil and Gas, Inc. Class A                         103,701   1,958,912        0.0%
#*  Par Pacific Holdings, Inc.                                   53,841   1,028,902        0.0%
#*  Parker Drilling Co.                                         769,253   2,353,914        0.0%
#*  Parsley Energy, Inc. Class A                              1,036,429  24,273,167        0.2%
#   Patterson-UTI Energy, Inc.                                1,368,035  27,018,691        0.2%
    PBF Energy, Inc. Class A                                    817,282  26,300,135        0.2%
#*  PDC Energy, Inc.                                            407,663  25,597,160        0.2%
*   PetroQuest Energy, Inc.                                     205,616     162,663        0.0%
*   PHI, Inc. Non-voting                                         58,708   1,316,233        0.0%
*   PHI, Inc. Voting                                              4,419      92,445        0.0%
*   Pioneer Energy Services Corp.                               325,962   1,013,742        0.0%
    QEP Resources, Inc.                                         346,553   6,213,695        0.1%
#*  Renewable Energy Group, Inc.                                340,167   3,306,423        0.0%
#*  REX American Resources Corp.                                 50,200   2,729,374        0.0%
#*  Rice Energy, Inc.                                           194,207   3,361,723        0.0%
#*  RigNet, Inc.                                                 84,594   1,446,557        0.0%
*   Ring Energy, Inc.                                            14,580     104,976        0.0%
#   Rowan Cos. P.L.C. Class A                                 1,066,685  20,064,345        0.2%
#   RPC, Inc.                                                 1,049,520  15,868,742        0.1%
#*  RSP Permian, Inc.                                           565,722  17,316,750        0.2%
    Scorpio Tankers, Inc.                                     1,396,700   8,743,342        0.1%
#*  SEACOR Holdings, Inc.                                       121,308   7,129,271        0.1%
    SemGroup Corp. Class A                                      272,905   8,367,267        0.1%
#   Ship Finance International, Ltd.                            505,087   7,662,170        0.1%
#   SM Energy Co.                                               126,812   3,951,462        0.0%
*   Steel Excel, Inc.                                            23,754     225,663        0.0%
#*  Stone Energy Corp.                                          378,199     370,673        0.0%
    Superior Energy Services, Inc.                              377,479   6,364,296        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Energy -- (Continued)
#*           Synergy Resources Corp.                                     892,485 $  6,443,742        0.1%
(degrees)#*  Syntroleum Corp.                                             12,079       13,628        0.0%
#            Teekay Corp.                                                 67,420      755,104        0.0%
#            Teekay Tankers, Ltd. Class A                                365,932    1,441,772        0.0%
#            Tesco Corp.                                                 239,729    2,267,836        0.0%
#*           TETRA Technologies, Inc.                                    728,721    5,246,791        0.1%
#            Tidewater, Inc.                                             102,203      895,298        0.0%
#*           Triangle Petroleum Corp.                                    522,286      234,454        0.0%
#*           Unit Corp.                                                   99,326    1,257,467        0.0%
#            US Silica Holdings, Inc.                                    375,734    9,600,004        0.1%
#*           Vaalco Energy, Inc.                                         392,770      483,107        0.0%
#*           W&T Offshore, Inc.                                          354,411      854,131        0.0%
             Western Refining, Inc.                                      118,744    3,177,589        0.0%
#*           Westmoreland Coal Co.                                         5,723       40,805        0.0%
#*           Willbros Group, Inc.                                        280,902      898,886        0.0%
             World Fuel Services Corp.                                    26,262    1,227,223        0.0%
#*           WPX Energy, Inc.                                            214,802    2,074,987        0.0%
                                                                                 ------------        ---
Total Energy                                                                      454,597,801        3.8%
                                                                                 ------------        ---
Financials -- (16.2%)
#*           1st Constitution Bancorp                                      2,150       26,961        0.0%
#            1st Source Corp.                                            203,359    7,003,684        0.1%
#            A-Mark Precious Metals, Inc.                                 49,153    1,006,653        0.0%
#            Access National Corp.                                        47,505      933,948        0.0%
             Alexander & Baldwin, Inc.                                   431,758   16,510,426        0.1%
             Allied World Assurance Co. Holdings AG                       78,597    2,796,481        0.0%
#*           Altisource Asset Management Corp.                            10,475      175,456        0.0%
#*           Altisource Portfolio Solutions SA                           122,938    3,846,730        0.0%
*            Ambac Financial Group, Inc.                                 331,820    5,385,439        0.1%
#            American Equity Investment Life Holding Co.                 671,803    9,405,242        0.1%
*            American Independence Corp.                                   1,537       33,522        0.0%
#            American National Bankshares, Inc.                           29,358      784,739        0.0%
             American National Insurance Co.                              42,616    4,948,570        0.1%
*            American River Bankshares                                     7,326       74,139        0.0%
#            Ameris Bancorp                                              302,592    9,501,389        0.1%
             AMERISAFE, Inc.                                             183,856    9,906,161        0.1%
             AmeriServ Financial, Inc.                                   278,158      856,727        0.0%
             Argo Group International Holdings, Ltd.                     148,840    8,181,735        0.1%
#            Arrow Financial Corp.                                        56,560    1,592,730        0.0%
#            Artisan Partners Asset Management, Inc. Class A             312,991   10,112,739        0.1%
             ASB Financial Corp.                                             900       11,115        0.0%
             Aspen Insurance Holdings, Ltd.                              558,029   25,864,644        0.2%
#            Associated Banc-Corp                                      1,357,594   24,762,515        0.2%
*            Associated Capital Group, Inc. Class A                       26,763      815,469        0.0%
*            Asta Funding, Inc.                                           48,129      481,771        0.0%
             Astoria Financial Corp.                                     838,802   12,615,582        0.1%
             Atlantic American Corp.                                      20,640       84,418        0.0%
*            Atlantic Coast Financial Corp.                                7,829       50,262        0.0%
*            Atlanticus Holdings Corp.                                    73,372      221,583        0.0%
#*           Atlas Financial Holdings, Inc.                               34,744      610,452        0.0%
             Auburn National Bancorporation, Inc.                          2,786       76,615        0.0%
#*           AV Homes, Inc.                                               61,193      703,719        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class A                                 1,471 $    34,642        0.0%
    Baldwin & Lyons, Inc. Class B                                33,439     817,249        0.0%
#   Banc of California, Inc.                                    303,250   6,171,137        0.1%
#   BancFirst Corp.                                              81,370   5,075,047        0.1%
#*  Bancorp, Inc. (The)                                         289,791   1,643,115        0.0%
#   BancorpSouth, Inc.                                          828,179  19,453,925        0.2%
#   Bank Mutual Corp.                                           242,480   1,959,238        0.0%
    Bank of Commerce Holdings                                     8,400      52,752        0.0%
#   Bank of Hawaii Corp.                                        414,146  28,331,728        0.2%
#   Bank of Marin Bancorp                                         4,063     199,168        0.0%
#   Bank of the Ozarks, Inc.                                    595,244  24,583,577        0.2%
#   BankFinancial Corp.                                         123,445   1,525,780        0.0%
#   BankUnited, Inc.                                            127,607   4,402,441        0.0%
#   Banner Corp.                                                250,747  10,726,957        0.1%
#   Bar Harbor Bankshares                                        19,429     674,186        0.0%
    BB&T Corp.                                                   91,919   3,252,094        0.0%
#   BBCN Bancorp, Inc.                                          690,002  10,777,831        0.1%
#*  BBX Capital Corp. Class A                                    16,551     255,216        0.0%
    BCB Bancorp, Inc.                                            23,588     238,711        0.0%
    Bear State Financial, Inc.                                   12,672     124,692        0.0%
*   Beneficial Bancorp, Inc.                                    627,155   8,711,183        0.1%
    Berkshire Bancorp, Inc.                                      10,144      78,667        0.0%
    Berkshire Hills Bancorp, Inc.                               238,531   6,473,731        0.1%
    BGC Partners, Inc. Class A                                2,127,674  19,319,280        0.2%
#   Blue Hills Bancorp, Inc.                                      8,397     122,428        0.0%
#   BNC Bancorp                                                 116,718   2,609,814        0.0%
*   BNCCORP, Inc.                                                 3,900      59,865        0.0%
#*  BofI Holding, Inc.                                          515,900  10,508,883        0.1%
    Boston Private Financial Holdings, Inc.                     781,702   9,552,398        0.1%
#   Bridge Bancorp, Inc.                                         24,625     749,585        0.0%
    Brookline Bancorp, Inc.                                     588,017   6,691,633        0.1%
#   Bryn Mawr Bank Corp.                                        129,599   3,683,204        0.0%
*   BSB Bancorp, Inc.                                             1,388      32,993        0.0%
#   C&F Financial Corp.                                           1,705      66,478        0.0%
    Calamos Asset Management, Inc. Class A                      141,339   1,164,633        0.0%
    California First National Bancorp                            14,701     217,134        0.0%
    Camden National Corp.                                        61,581   2,679,389        0.0%
    Cape Bancorp, Inc.                                           18,004     262,678        0.0%
#   Capital Bank Financial Corp. Class A                        182,914   5,529,490        0.1%
#   Capital City Bank Group, Inc.                                56,836     842,310        0.0%
*   Capital Properties, Inc. Class A                              2,600      26,286        0.0%
#   Capitol Federal Financial, Inc.                           1,294,562  17,204,729        0.2%
    Cardinal Financial Corp.                                    302,325   6,690,452        0.1%
*   Cascade Bancorp                                             177,030   1,071,031        0.0%
    Cash America International, Inc.                            236,809   8,752,461        0.1%
    Cathay General Bancorp                                      723,953  22,095,046        0.2%
    CenterState Banks, Inc.                                     363,207   5,916,642        0.1%
    Central Pacific Financial Corp.                             195,638   4,566,191        0.0%
#   Century Bancorp, Inc. Class A                                 5,255     223,338        0.0%
#   Charter Financial Corp.                                      56,673     710,113        0.0%
    Chemical Financial Corp.                                    328,645  12,639,687        0.1%
    Chicopee Bancorp, Inc.                                        9,906     180,091        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   Citizens & Northern Corp.                                    25,329 $   511,393        0.0%
    Citizens Community Bancorp, Inc.                              1,592      14,599        0.0%
    Citizens First Corp.                                            400       5,654        0.0%
#   Citizens Holding Co.                                          2,717      60,100        0.0%
#*  Citizens, Inc.                                              204,804   1,669,153        0.0%
#   City Holding Co.                                            112,321   5,517,208        0.1%
#   CKX Lands, Inc.                                               5,107      59,522        0.0%
#   Clifton Bancorp, Inc.                                       171,371   2,550,000        0.0%
#   CNB Financial Corp.                                          29,777     532,711        0.0%
    CNO Financial Group, Inc.                                   874,769  16,069,507        0.1%
#   CoBiz Financial, Inc.                                       345,257   4,181,062        0.0%
    Codorus Valley Bancorp, Inc.                                  3,219      67,406        0.0%
#   Cohen & Steers, Inc.                                        100,539   3,948,167        0.0%
*   Colony Bankcorp, Inc.                                        10,672     103,412        0.0%
    Columbia Banking System, Inc.                               523,084  15,425,747        0.1%
    Commercial National Financial Corp.                           3,979      83,559        0.0%
#   Community Bank System, Inc.                                 396,818  15,702,088        0.1%
    Community Trust Bancorp, Inc.                               127,907   4,588,024        0.0%
    Community West Bancshares                                     6,650      48,279        0.0%
*   CommunityOne Bancorp                                          1,803      23,800        0.0%
    ConnectOne Bancorp, Inc.                                    142,528   2,452,907        0.0%
#   Consolidated-Tomoka Land Co.                                 20,845   1,027,658        0.0%
*   Consumer Portfolio Services, Inc.                           208,494     823,551        0.0%
#*  Cowen Group, Inc. Class A                                   457,495   1,594,370        0.0%
    Crawford & Co. Class A                                       95,513     596,956        0.0%
#   Crawford & Co. Class B                                       70,978     478,392        0.0%
#*  Credit Acceptance Corp.                                       2,146     421,195        0.0%
#*  CU Bancorp                                                   16,690     384,538        0.0%
*   Customers Bancorp, Inc.                                     210,898   5,479,130        0.1%
#   CVB Financial Corp.                                       1,054,349  18,113,716        0.2%
#   Diamond Hill Investment Group, Inc.                           1,796     314,767        0.0%
    Dime Community Bancshares, Inc.                             342,999   6,211,712        0.1%
    Donegal Group, Inc. Class A                                  87,236   1,335,583        0.0%
    Donegal Group, Inc. Class B                                   5,267      77,135        0.0%
    Eagle Bancorp Montana, Inc.                                     225       3,024        0.0%
#*  Eagle Bancorp, Inc.                                         272,117  13,796,332        0.1%
    Eastern Virginia Bankshares, Inc.                               590       4,142        0.0%
#*  eHealth, Inc.                                               109,241   1,222,407        0.0%
    EMC Insurance Group, Inc.                                    91,459   2,420,005        0.0%
#*  Emergent Capital, Inc.                                        3,952      17,310        0.0%
    Employers Holdings, Inc.                                    279,278   8,294,557        0.1%
#*  Encore Capital Group, Inc.                                  218,812   6,159,558        0.1%
    Endurance Specialty Holdings, Ltd.                          309,648  19,811,279        0.2%
#*  Enova International, Inc.                                   195,512   1,722,461        0.0%
#*  Enstar Group, Ltd.                                           63,348  10,036,857        0.1%
#   Enterprise Bancorp, Inc.                                     10,055     242,627        0.0%
    Enterprise Financial Services Corp.                         133,464   3,652,910        0.0%
    ESSA Bancorp, Inc.                                           45,988     623,137        0.0%
    Evans Bancorp, Inc.                                           3,162      77,153        0.0%
    EverBank Financial Corp.                                    892,879  13,464,615        0.1%
#   Evercore Partners, Inc. Class A                             382,396  19,746,929        0.2%
#*  Ezcorp, Inc. Class A                                        285,797   1,414,695        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Financials -- (Continued)
#           Farmers Capital Bank Corp.                                   13,926 $   391,460        0.0%
            Farmers National Banc Corp.                                   9,031      83,988        0.0%
            FBL Financial Group, Inc. Class A                           111,746   6,757,281        0.1%
#*          FCB Financial Holdings, Inc. Class A                        107,646   3,762,228        0.0%
            Federal Agricultural Mortgage Corp. Class A                   2,089      80,155        0.0%
            Federal Agricultural Mortgage Corp. Class C                  64,900   2,640,132        0.0%
            Federated Investors, Inc. Class B                           609,406  19,257,230        0.2%
#           Federated National Holding Co.                              132,655   2,527,078        0.0%
#           Fidelity & Guaranty Life                                      8,299     219,426        0.0%
            Fidelity Southern Corp.                                     166,673   2,693,436        0.0%
            Financial Engines, Inc.                                      72,377   2,331,263        0.0%
            Financial Institutions, Inc.                                 95,309   2,668,652        0.0%
*           First Acceptance Corp.                                       13,967      24,303        0.0%
            First American Financial Corp.                              443,612  15,978,904        0.1%
#*          First BanCorp(318672706)                                    567,624   2,213,734        0.0%
            First Bancorp(318910106)                                     88,887   1,813,295        0.0%
#           First Bancorp, Inc.                                          38,531     764,840        0.0%
*           First Bancshares, Inc.                                        1,345      12,670        0.0%
            First Bancshares, Inc. (The)                                    921      15,104        0.0%
#           First Busey Corp.                                           221,923   4,536,106        0.0%
            First Business Financial Services, Inc.                      19,943     504,757        0.0%
#           First Cash Financial Services, Inc.                         264,452  12,093,390        0.1%
#           First Citizens BancShares, Inc. Class A                      12,539   3,197,445        0.0%
            First Commonwealth Financial Corp.                          638,971   5,865,754        0.1%
            First Community Bancshares, Inc.                             97,656   2,032,221        0.0%
#           First Connecticut Bancorp., Inc.                             28,631     493,312        0.0%
            First Defiance Financial Corp.                               49,946   1,976,863        0.0%
            First Federal of Northern Michigan Bancorp, Inc.             32,874     230,118        0.0%
            First Financial Bancorp                                     548,711  10,699,864        0.1%
#           First Financial Bankshares, Inc.                            265,049   8,582,287        0.1%
            First Financial Corp.                                        51,026   1,807,851        0.0%
            First Financial Northwest, Inc.                              74,304   1,013,507        0.0%
#           First Horizon National Corp.                              1,943,918  27,370,365        0.2%
            First Interstate BancSystem, Inc. Class A                   201,946   5,472,737        0.1%
#*          First Marblehead Corp. (The)                                 12,935      49,541        0.0%
            First Merchants Corp.                                       284,713   7,302,888        0.1%
            First Midwest Bancorp, Inc.                                 712,873  13,173,893        0.1%
#*          First NBC Bank Holding Co.                                  121,723   2,646,258        0.0%
            First Niagara Financial Group, Inc.                       1,905,946  20,126,790        0.2%
#           First of Long Island Corp. (The)                             20,305     621,536        0.0%
(degrees)*  First Place Financial Corp.                                 151,301          --        0.0%
            First South Bancorp, Inc.                                    20,886     179,620        0.0%
*           First United Corp.                                            9,289     104,315        0.0%
            FirstMerit Corp.                                            929,863  20,605,764        0.2%
*           Flagstar Bancorp, Inc.                                      289,915   6,862,288        0.1%
            Flushing Financial Corp.                                    242,381   4,835,501        0.0%
            FNB Corp.                                                 2,065,648  27,307,867        0.2%
#*          Forestar Group, Inc.                                        297,881   4,021,393        0.0%
            Fox Chase Bancorp, Inc.                                      49,680     979,193        0.0%
#*          FRP Holdings, Inc.                                           39,780   1,451,174        0.0%
            Fulton Financial Corp.                                    1,692,369  23,676,242        0.2%
            Gain Capital Holdings, Inc.                                 332,723   2,279,153        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   GAINSCO, Inc.                                                 220 $     2,880        0.0%
#   GAMCO Investors, Inc. Class A                              26,763   1,059,012        0.0%
#   German American Bancorp, Inc.                              57,343   1,848,165        0.0%
#   Glacier Bancorp, Inc.                                     732,875  18,974,134        0.2%
*   Global Indemnity P.L.C.                                    67,952   2,137,090        0.0%
    Gouverneur Bancorp, Inc.                                    1,695      24,044        0.0%
#   Great Southern Bancorp, Inc.                               94,138   3,564,065        0.0%
#*  Green Dot Corp. Class A                                   495,872  11,023,235        0.1%
#   Greenhill & Co., Inc.                                     198,425   4,369,318        0.0%
#*  Greenlight Capital Re, Ltd. Class A                       282,043   6,072,386        0.1%
    Griffin Industrial Realty, Inc.                            20,710     532,247        0.0%
#   Guaranty Bancorp                                          102,176   1,677,730        0.0%
    Guaranty Federal Bancshares, Inc.                           2,800      45,500        0.0%
*   Hallmark Financial Services, Inc.                         124,658   1,407,389        0.0%
*   Hampton Roads Bankshares, Inc.                              3,123       5,496        0.0%
#   Hancock Holding Co.                                       728,845  18,928,105        0.2%
    Hanmi Financial Corp.                                     303,476   7,016,365        0.1%
    Hanover Insurance Group, Inc. (The)                       334,899  28,720,938        0.3%
    Harleysville Savings Financial Corp.                        1,615      29,926        0.0%
    Hawthorn Bancshares, Inc.                                     785      11,775        0.0%
#   HCI Group, Inc.                                           102,386   3,067,485        0.0%
    Heartland Financial USA, Inc.                             112,420   3,767,194        0.0%
    Heritage Commerce Corp.                                   141,812   1,480,517        0.0%
#   Heritage Financial Corp.                                  158,440   2,923,218        0.0%
#   Heritage Insurance Holdings, Inc.                          77,189   1,025,842        0.0%
#   Heritage Oaks Bancorp                                      12,382     103,390        0.0%
    HF Financial Corp.                                          8,198     164,780        0.0%
    HFF, Inc. Class A                                         357,058  11,365,156        0.1%
#*  Hilltop Holdings, Inc.                                    868,994  17,258,221        0.2%
#   Hingham Institution for Savings                             4,073     521,303        0.0%
*   HMN Financial, Inc.                                        31,110     387,319        0.0%
    Home Bancorp, Inc.                                            921      25,714        0.0%
#   Home BancShares, Inc.                                     671,250  28,857,037        0.3%
*   HomeStreet, Inc.                                          147,721   3,183,388        0.0%
*   HomeTrust Bancshares, Inc.                                 43,971     815,662        0.0%
    HopFed Bancorp, Inc.                                        7,872      88,560        0.0%
    Horace Mann Educators Corp.                               280,386   8,720,005        0.1%
#   Horizon Bancorp                                            30,571     745,932        0.0%
    Iberiabank Corp.                                          378,232  22,311,906        0.2%
#*  Impac Mortgage Holdings, Inc.                               2,000      28,400        0.0%
    Independence Holding Co.                                   78,440   1,205,623        0.0%
    Independent Bank Corp.(453836108)                         235,842  11,091,649        0.1%
    Independent Bank Corp.(453838609)                          28,411     430,427        0.0%
#   Independent Bank Group, Inc.                               23,472     859,075        0.0%
#   Infinity Property & Casualty Corp.                         47,615   3,816,818        0.0%
#   Interactive Brokers Group, Inc. Class A                   588,091  22,347,458        0.2%
#*  InterGroup Corp. (The)                                      1,860      52,061        0.0%
#   International Bancshares Corp.                            523,361  13,706,825        0.1%
#*  INTL. FCStone, Inc.                                       171,648   4,685,990        0.0%
    Investment Technology Group, Inc.                         157,325   3,070,984        0.0%
    Investors Title Co.                                         5,690     541,859        0.0%
#   Janus Capital Group, Inc.                                 466,551   6,811,645        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
*   JW Mays, Inc.                                                   200 $    10,750        0.0%
*   KCG Holdings, Inc. Class A                                  439,527   6,021,520        0.1%
#   Kearny Financial Corp.                                      406,978   5,136,062        0.1%
#   Kemper Corp.                                                409,080  12,665,117        0.1%
#   Kennedy-Wilson Holdings, Inc.                               817,544  17,667,126        0.2%
    Kentucky First Federal Bancorp                               11,174     104,589        0.0%
    Kingstone Cos., Inc.                                          7,444      69,229        0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                 485,349   1,300,735        0.0%
    Lake Shore Bancorp, Inc.                                        537       7,400        0.0%
    Lake Sunapee Bank Group                                       8,785     125,098        0.0%
    Lakeland Bancorp, Inc.                                      204,956   2,272,962        0.0%
#   Lakeland Financial Corp.                                    150,850   7,133,696        0.1%
    Landmark Bancorp, Inc.                                        4,896     125,729        0.0%
#   LegacyTexas Financial Group, Inc.                           395,697   9,757,888        0.1%
#*  LendingTree, Inc.                                           116,470  10,420,571        0.1%
    Macatawa Bank Corp.                                         150,997   1,028,290        0.0%
    Mackinac Financial Corp.                                     37,317     396,307        0.0%
*   Magyar Bancorp, Inc.                                          1,800      18,270        0.0%
#   Maiden Holdings, Ltd.                                       648,879   7,935,790        0.1%
#   MainSource Financial Group, Inc.                            172,425   3,767,486        0.0%
*   Malvern Bancorp, Inc.                                         2,604      41,039        0.0%
#   Manning & Napier, Inc.                                       89,481     765,063        0.0%
#*  Marcus & Millichap, Inc.                                    106,182   2,663,045        0.0%
#   MarketAxess Holdings, Inc.                                  284,264  34,896,249        0.3%
    Marlin Business Services Corp.                               75,503   1,116,689        0.0%
*   Maui Land & Pineapple Co., Inc.                              16,899     101,394        0.0%
#   MB Financial, Inc.                                          650,388  22,607,487        0.2%
#*  MBIA, Inc.                                                1,272,469   9,925,258        0.1%
    MBT Financial Corp.                                          33,416     294,061        0.0%
    Mercantile Bank Corp.                                        57,030   1,375,564        0.0%
#   Merchants Bancshares, Inc.                                   30,722     935,178        0.0%
#   Mercury General Corp.                                       480,092  25,396,867        0.2%
    Meridian Bancorp, Inc.                                      324,745   4,747,772        0.0%
    Meta Financial Group, Inc.                                   48,598   2,411,433        0.0%
#*  MGIC Investment Corp.                                       734,491   5,310,370        0.1%
    Mid Penn Bancorp, Inc.                                        2,649      41,192        0.0%
#   MidSouth Bancorp, Inc.                                       41,163     372,525        0.0%
#   MidWestOne Financial Group, Inc.                              3,354      95,119        0.0%
#   Moelis & Co. Class A                                        114,977   3,232,003        0.0%
    Morningstar, Inc.                                            20,682   1,720,742        0.0%
*   MSB Financial Corp.                                           1,139      14,932        0.0%
    MutualFirst Financial, Inc.                                  10,911     286,959        0.0%
    National Bank Holdings Corp. Class A                        222,352   4,444,816        0.0%
    National General Holdings Corp.                             272,794   5,507,711        0.1%
#   National Interstate Corp.                                   128,668   3,961,688        0.0%
#   National Western Life Group, Inc. Class A                     4,334     939,178        0.0%
#*  Nationstar Mortgage Holdings, Inc.                           30,257     350,679        0.0%
*   Navigators Group, Inc. (The)                                 86,459   7,142,378        0.1%
#   NBT Bancorp, Inc.                                           339,663   9,626,049        0.1%
#   Nelnet, Inc. Class A                                        268,291  11,244,076        0.1%
#*  NewStar Financial, Inc.                                     204,594   1,968,194        0.0%
*   Nicholas Financial, Inc.                                     23,256     246,979        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   NMI Holdings, Inc. Class A                                129,665 $   815,593        0.0%
    Northeast Bancorp                                             493       5,546        0.0%
    Northeast Community Bancorp, Inc.                          11,679      78,833        0.0%
#   Northfield Bancorp, Inc.                                  432,548   6,860,211        0.1%
    Northrim BanCorp, Inc.                                     33,313     859,475        0.0%
#   NorthStar Asset Management Group, Inc.                     84,167   1,047,037        0.0%
    Northway Financial, Inc.                                    5,279     108,615        0.0%
#   Northwest Bancshares, Inc.                                935,431  13,114,743        0.1%
#   Norwood Financial Corp.                                     1,963      56,377        0.0%
#   Ocean Shore Holding Co.                                     4,043      72,208        0.0%
#   OceanFirst Financial Corp.                                110,387   2,150,339        0.0%
    OFG Bancorp                                               332,013   2,931,675        0.0%
    Ohio Valley Banc Corp.                                      6,595     144,431        0.0%
    Old Line Bancshares, Inc.                                   4,075      75,306        0.0%
#   Old National Bancorp.                                     969,206  12,987,360        0.1%
    Old Second Bancorp, Inc.                                   66,794     478,245        0.0%
    OneBeacon Insurance Group, Ltd. Class A                   202,761   2,514,236        0.0%
#   Oppenheimer Holdings, Inc. Class A                         49,723     759,767        0.0%
    Opus Bank                                                  80,557   2,909,719        0.0%
#   Oritani Financial Corp.                                   417,170   7,229,556        0.1%
    Orrstown Financial Services, Inc.                             800      14,224        0.0%
    Pacific Continental Corp.                                 125,045   2,083,250        0.0%
*   Pacific Mercantile Bancorp                                 13,705     102,925        0.0%
*   Pacific Premier Bancorp, Inc.                             187,730   4,366,600        0.0%
#   Park National Corp.                                        66,143   6,071,927        0.1%
#   Park Sterling Corp.                                       230,956   1,685,979        0.0%
*   Patriot National Bancorp, Inc.                                310       4,418        0.0%
#   Peapack Gladstone Financial Corp.                          72,126   1,380,492        0.0%
#   Penns Woods Bancorp, Inc.                                  17,051     709,663        0.0%
*   PennyMac Financial Services, Inc. Class A                  53,312     679,195        0.0%
    Peoples Bancorp of North Carolina, Inc.                     3,975      76,757        0.0%
#   Peoples Bancorp, Inc.                                      97,948   2,104,903        0.0%
#*  PHH Corp.                                                 339,347   4,353,822        0.0%
*   Phoenix Cos., Inc. (The)                                   17,230     637,682        0.0%
*   PICO Holdings, Inc.                                       151,070   1,500,125        0.0%
#   Pinnacle Financial Partners, Inc.                         385,567  18,958,329        0.2%
*   Piper Jaffray Cos.                                         66,084   2,756,364        0.0%
    Popular, Inc.                                             516,417  15,347,913        0.1%
#*  PRA Group, Inc.                                           401,633  13,326,183        0.1%
    Preferred Bank                                             71,898   2,283,480        0.0%
    Premier Financial Bancorp, Inc.                            30,814     491,791        0.0%
#   Primerica, Inc.                                           457,077  22,652,736        0.2%
#   PrivateBancorp, Inc.                                      716,638  29,819,307        0.3%
    ProAssurance Corp.                                        503,455  24,029,907        0.2%
#   Prosperity Bancshares, Inc.                               113,419   5,985,121        0.1%
    Provident Financial Holdings, Inc.                         51,066     883,442        0.0%
#   Provident Financial Services, Inc.                        467,490   9,340,450        0.1%
#   Prudential Bancorp, Inc.                                    8,493     121,875        0.0%
    Pulaski Financial Corp.                                    41,003     663,019        0.0%
#   Pzena Investment Management, Inc. Class A                  89,822     813,787        0.0%
#   QCR Holdings, Inc.                                         13,482     347,431        0.0%
#   Radian Group, Inc.                                        436,044   5,577,003        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   RE/MAX Holdings, Inc. Class A                               111,576 $ 4,105,997        0.0%
#*  Regional Management Corp.                                    47,495     784,617        0.0%
#   Renasant Corp.                                              340,091  11,678,725        0.1%
    Republic Bancorp, Inc. Class A                               85,566   2,336,807        0.0%
#*  Republic First Bancorp, Inc.                                 21,386      99,445        0.0%
    Resource America, Inc. Class A                              125,631     793,988        0.0%
    Riverview Bancorp, Inc.                                      40,565     176,863        0.0%
#   RLI Corp.                                                   430,322  26,757,422        0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A               16,590      48,941        0.0%
#   S&T Bancorp, Inc.                                           249,079   6,393,858        0.1%
#*  Safeguard Scientifics, Inc.                                 176,329   2,433,340        0.0%
    Safety Insurance Group, Inc.                                143,665   8,132,876        0.1%
#   Salisbury Bancorp, Inc.                                       2,458      78,656        0.0%
#   Sandy Spring Bancorp, Inc.                                  184,531   5,275,741        0.1%
    SB Financial Group, Inc.                                        790       8,429        0.0%
#*  Seacoast Banking Corp. of Florida                           168,958   2,740,499        0.0%
*   Security National Financial Corp. Class A                     1,728       8,502        0.0%
*   Select Bancorp, Inc.                                          2,400      19,656        0.0%
    Selective Insurance Group, Inc.                             373,511  12,964,567        0.1%
#   ServisFirst Bancshares, Inc.                                 63,526   3,130,561        0.0%
    Shore Bancshares, Inc.                                       16,489     193,581        0.0%
    SI Financial Group, Inc.                                      8,659     120,533        0.0%
    Sierra Bancorp                                               56,742     999,227        0.0%
    Silvercrest Asset Management Group, Inc. Class A             14,043     183,121        0.0%
#   Simmons First National Corp. Class A                        241,792  11,291,686        0.1%
#*  SLM Corp.                                                   350,037   2,369,750        0.0%
#   South State Corp.                                           216,745  15,167,815        0.1%
*   Southcoast Financial Corp.                                       13         177        0.0%
#*  Southern First Bancshares, Inc.                               3,037      77,444        0.0%
    Southern Missouri Bancorp, Inc.                               2,214      54,841        0.0%
    Southern National Bancorp of Virginia, Inc.                   1,493      18,364        0.0%
#   Southside Bancshares, Inc.                                  165,685   4,839,659        0.0%
#   Southwest Bancorp, Inc.                                     154,154   2,474,172        0.0%
#   Southwest Georgia Financial Corp.                             1,844      27,245        0.0%
#*  St Joe Co. (The)                                              8,186     137,934        0.0%
#   State Auto Financial Corp.                                  172,973   3,547,676        0.0%
#   State Bank Financial Corp.                                  118,090   2,465,719        0.0%
    State National Cos., Inc.                                    17,075     192,606        0.0%
#   Sterling Bancorp                                          1,243,064  20,311,666        0.2%
#   Stewart Information Services Corp.                          206,325   7,184,236        0.1%
#*  Stifel Financial Corp.                                      348,738  11,476,968        0.1%
#   Stock Yards Bancorp, Inc.                                   100,096   4,047,882        0.0%
    Stonegate Bank                                                5,938     187,047        0.0%
*   Stratus Properties, Inc.                                     31,354     749,361        0.0%
#   Suffolk Bancorp                                              87,630   2,102,244        0.0%
    Summit State Bank                                               195       2,754        0.0%
#*  Sun Bancorp, Inc.                                            66,176   1,422,122        0.0%
    Sussex Bancorp                                               10,149     136,504        0.0%
    Synovus Financial Corp.                                     369,307  11,507,606        0.1%
    Talmer Bancorp, Inc. Class A                                232,970   4,519,618        0.0%
    TCF Financial Corp.                                       1,418,287  19,345,435        0.2%
#*  Tejon Ranch Co.                                             157,848   3,554,737        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Territorial Bancorp, Inc.                                    62,011 $ 1,626,549        0.0%
#   Teton Advisors, Inc. Class A                                    311      13,373        0.0%
#*  Texas Capital Bancshares, Inc.                              431,013  19,749,016        0.2%
    TheStreet, Inc.                                             105,930     116,523        0.0%
    Timberland Bancorp, Inc.                                     76,138   1,052,227        0.0%
    Tiptree Financial, Inc. Class A                             306,566   1,695,310        0.0%
#   Tompkins Financial Corp.                                     97,868   6,394,695        0.1%
    Towne Bank                                                  127,110   2,669,310        0.0%
    Trico Bancshares                                            166,796   4,490,148        0.0%
*   Trinity Place Holdings, Inc.                                 34,797     258,542        0.0%
#*  TriState Capital Holdings, Inc.                              46,919     626,838        0.0%
#   TrustCo Bank Corp. NY                                       851,697   5,459,378        0.1%
#   Trustmark Corp.                                             594,161  14,562,886        0.1%
#   UMB Financial Corp.                                         476,901  26,587,231        0.2%
#   Umpqua Holdings Corp.                                       341,964   5,413,290        0.1%
*   Unico American Corp.                                         11,600     130,500        0.0%
    Union Bankshares Corp.                                      310,809   8,208,466        0.1%
    Union Bankshares, Inc.                                        2,252      65,308        0.0%
#   United Bancshares, Inc.                                         900      16,380        0.0%
#   United Bankshares, Inc.                                     622,942  24,101,626        0.2%
    United Community Banks, Inc.                                565,888  11,391,325        0.1%
    United Community Financial Corp.                            486,140   2,887,672        0.0%
    United Financial Bancorp, Inc.                              402,123   5,219,557        0.1%
#   United Fire Group, Inc.                                     108,500   4,862,970        0.0%
#   United Insurance Holdings Corp.                             163,544   2,667,403        0.0%
*   United Security Bancshares                                   30,641     164,849        0.0%
    Unity Bancorp, Inc.                                          10,437     122,739        0.0%
#   Universal Insurance Holdings, Inc.                          314,070   5,530,773        0.1%
#   Univest Corp. of Pennsylvania                               124,719   2,461,953        0.0%
#   Valley National Bancorp                                   2,380,225  22,516,928        0.2%
#   Value Line, Inc.                                             26,515     434,581        0.0%
#   Virtus Investment Partners, Inc.                             79,829   6,244,224        0.1%
    VSB Bancorp, Inc.                                             1,037      12,724        0.0%
#   Waddell & Reed Financial, Inc. Class A                       52,312   1,064,026        0.0%
*   Walker & Dunlop, Inc.                                       287,121   6,331,018        0.1%
#   Washington Federal, Inc.                                    873,908  21,227,225        0.2%
#   Washington Trust Bancorp, Inc.                              122,870   4,500,728        0.0%
    WashingtonFirst Bankshares, Inc.                                633      14,053        0.0%
    Waterstone Financial, Inc.                                  164,762   2,309,963        0.0%
    Wayne Savings Bancshares, Inc.                                2,043      27,478        0.0%
#   Webster Financial Corp.                                     627,493  22,991,344        0.2%
#   WesBanco, Inc.                                              318,817  10,243,590        0.1%
#   West BanCorp, Inc.                                           82,508   1,538,774        0.0%
#   Westamerica Bancorporation                                  202,153   9,848,894        0.1%
*   Western Alliance Bancorp                                    785,132  28,720,129        0.3%
    Westfield Financial, Inc.                                   121,101     927,634        0.0%
#   Westwood Holdings Group, Inc.                                45,164   2,599,188        0.0%
    Wilshire Bancorp, Inc.                                      663,042   7,140,962        0.1%
#   Wintrust Financial Corp.                                    459,060  23,880,301        0.2%
#   WisdomTree Investments, Inc.                              1,219,572  13,281,139        0.1%
*   World Acceptance Corp.                                       62,610   2,716,648        0.0%
*   Wright Investors' Service Holdings, Inc.                     13,860      18,711        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Financials -- (Continued)
#   WSFS Financial Corp.                                        219,580 $    7,496,461        0.1%
    WVS Financial Corp.                                           4,423         52,678        0.0%
#   Yadkin Financial Corp.                                      238,774      5,974,125        0.1%
    Your Community Bankshares, Inc.                                 795         26,712        0.0%
                                                                        --------------       ----
Total Financials                                                         2,285,025,330       19.3%
                                                                        --------------       ----
Health Care -- (7.5%)
#   Abaxis, Inc.                                                193,360      8,763,075        0.1%
#*  Accuray, Inc.                                               159,199        853,307        0.0%
#   Aceto Corp.                                                 274,916      6,166,366        0.1%
#*  Achillion Pharmaceuticals, Inc.                              14,181        121,248        0.0%
#*  Acorda Therapeutics, Inc.                                   410,503     10,611,503        0.1%
#*  Adamas Pharmaceuticals, Inc.                                 13,301        224,521        0.0%
#   Adcare Health Systems, Inc.                                     970          2,153        0.0%
#*  Addus HomeCare Corp.                                        120,230      2,224,255        0.0%
#*  Adeptus Health, Inc. Class A                                 26,897      1,832,224        0.0%
#*  Air Methods Corp.                                           384,129     14,205,090        0.1%
#*  Akebia Therapeutics, Inc.                                     1,782         16,733        0.0%
#*  Akorn, Inc.                                                 165,500      4,211,975        0.0%
#*  Albany Molecular Research, Inc.                             225,352      3,391,548        0.0%
*   Alere, Inc.                                                 172,864      6,741,696        0.1%
#*  Alliance HealthCare Services, Inc.                           49,628        356,825        0.0%
*   Allied Healthcare Products, Inc.                             13,770          9,363        0.0%
#*  Allscripts Healthcare Solutions, Inc.                     1,873,697     25,107,540        0.2%
*   Almost Family, Inc.                                          86,807      3,646,762        0.0%
#*  AMAG Pharmaceuticals, Inc.                                   80,578      2,136,929        0.0%
#*  Amedisys, Inc.                                              226,536     11,664,339        0.1%
*   American Shared Hospital Services                            10,189         20,378        0.0%
#*  Amicus Therapeutics, Inc.                                   150,497      1,124,213        0.0%
#*  AMN Healthcare Services, Inc.                               442,286     15,705,576        0.1%
#*  Amphastar Pharmaceuticals, Inc.                              74,432        915,514        0.0%
*   Amsurg Corp.                                                297,662     24,104,669        0.2%
#   Analogic Corp.                                              117,968      9,318,292        0.1%
#*  AngioDynamics, Inc.                                         259,727      3,181,656        0.0%
#*  ANI Pharmaceuticals, Inc.                                     6,827        310,424        0.0%
#*  Anika Therapeutics, Inc.                                    145,626      6,649,283        0.1%
#*  Aralez Pharmaceuticals, Inc.                                146,785        573,929        0.0%
#*  ArQule, Inc.                                                 66,139        107,807        0.0%
#*  Arrhythmia Research Technology, Inc.                          6,674         27,530        0.0%
#*  Arrowhead Pharmaceuticals, Inc.                              29,908        173,167        0.0%
#*  Assembly Biosciences, Inc.                                   11,766         70,596        0.0%
#   Atrion Corp.                                                 10,293      4,089,409        0.0%
#*  Aviragen Therapeutics, Inc.                                  24,681         38,996        0.0%
*   Bioanalytical Systems, Inc.                                   5,617          5,898        0.0%
#*  BioScrip, Inc.                                              397,083      1,048,299        0.0%
*   BioSpecifics Technologies Corp.                              64,212      2,283,379        0.0%
*   BioTelemetry, Inc.                                          254,457      4,002,609        0.0%
#*  Bovie Medical Corp.                                          49,146         96,818        0.0%
#   Bruker Corp.                                                 79,415      2,247,445        0.0%
#*  Cambrex Corp.                                               322,115     15,538,828        0.1%
#   Cantel Medical Corp.                                        397,773     26,646,813        0.2%
#*  Capital Senior Living Corp.                                 278,023      5,577,141        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#*  Catalent, Inc.                                             83,687 $ 2,471,277        0.0%
    Catalyst Biosciences, Inc.                                  6,488       9,083        0.0%
#*  Celsion Corp.                                               7,476      11,064        0.0%
*   Charles River Laboratories International, Inc.            351,864  27,892,259        0.2%
#   Chemed Corp.                                              170,115  22,077,525        0.2%
#*  Civitas Solutions, Inc.                                    13,334     267,213        0.0%
*   Coherus Biosciences, Inc.                                   5,467     102,944        0.0%
#   Computer Programs & Systems, Inc.                          79,161   4,063,334        0.0%
#*  Concert Pharmaceuticals, Inc.                              87,748   1,223,207        0.0%
    CONMED Corp.                                              163,245   6,761,608        0.1%
#*  Corcept Therapeutics, Inc.                                  7,415      35,370        0.0%
#*  Corvel Corp.                                              172,107   7,779,236        0.1%
*   Cross Country Healthcare, Inc.                            273,558   3,400,326        0.0%
#   CryoLife, Inc.                                            254,642   3,157,561        0.0%
#*  Cumberland Pharmaceuticals, Inc.                          140,275     666,306        0.0%
*   Cutera, Inc.                                               93,260   1,087,412        0.0%
#*  Cynosure, Inc. Class A                                    211,066  10,329,570        0.1%
#*  Depomed, Inc.                                             483,693   8,406,584        0.1%
#*  Derma Sciences, Inc.                                        8,080      28,118        0.0%
    Digirad Corp.                                             120,709     703,733        0.0%
#*  Diplomat Pharmacy, Inc.                                    21,497     651,144        0.0%
#*  Electromed, Inc.                                           18,015      82,689        0.0%
#*  Emergent Biosolutions, Inc.                               389,789  15,014,672        0.1%
#*  Endocyte, Inc.                                              3,082      12,020        0.0%
#   Ensign Group, Inc. (The)                                  476,763  10,755,773        0.1%
#*  Enzo Biochem, Inc.                                        272,973   1,359,406        0.0%
#*  EPIRUS Biopharmaceuticals, Inc.                             4,300      12,470        0.0%
*   Exactech, Inc.                                             69,171   1,572,949        0.0%
#*  ExamWorks Group, Inc.                                     384,457  13,859,675        0.1%
#*  Five Prime Therapeutics, Inc.                              69,397   3,302,603        0.0%
*   Five Star Quality Care, Inc.                              269,050     656,482        0.0%
#*  Fluidigm Corp.                                             10,794     103,407        0.0%
#*  Fortress Biotech, Inc.                                      4,900      17,101        0.0%
#*  Genesis Healthcare, Inc.                                  112,217     282,787        0.0%
#*  Globus Medical, Inc. Class A                              699,412  17,513,276        0.2%
*   Greatbatch, Inc.                                          268,210   9,333,708        0.1%
*   Haemonetics Corp.                                         467,351  15,156,193        0.1%
#*  Halyard Health, Inc.                                      195,429   5,503,281        0.1%
#*  Hanger, Inc.                                              218,271   1,503,887        0.0%
#*  Harvard Bioscience, Inc.                                  203,216     603,552        0.0%
#   HealthSouth Corp.                                         103,691   4,299,029        0.0%
#*  HealthStream, Inc.                                        282,802   6,396,981        0.1%
#*  Healthways, Inc.                                          317,846   3,702,906        0.0%
    Hill-Rom Holdings, Inc.                                   521,178  25,198,956        0.2%
#*  HMS Holdings Corp.                                        679,421  11,475,421        0.1%
*   Horizon Pharma P.L.C.                                      62,672     963,269        0.0%
*   Icad, Inc.                                                 12,751      67,453        0.0%
*   ICU Medical, Inc.                                         161,416  16,035,065        0.1%
#*  Idera Pharmaceuticals, Inc.                                71,129     118,074        0.0%
*   Ignyta, Inc.                                                3,300      22,836        0.0%
#*  Impax Laboratories, Inc.                                  666,682  22,233,845        0.2%
*   INC Research Holdings, Inc. Class A                        93,451   4,497,797        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
#*          InfuSystems Holdings, Inc.                                 14,909 $    53,672        0.0%
#*          Inogen, Inc.                                              151,904   7,422,029        0.1%
#*          Inovio Pharmaceuticals, Inc.                               38,851     407,158        0.0%
#*          Insys Therapeutics, Inc.                                  333,854   4,837,544        0.1%
#*          Integra LifeSciences Holdings Corp.                       354,515  25,106,752        0.2%
*           Interpace Diagnostics Group, Inc.                         127,587      66,345        0.0%
            Invacare Corp.                                            257,777   2,897,413        0.0%
#*          iRadimed Corp.                                              1,100      18,007        0.0%
*           Iridex Corp.                                               50,265     575,534        0.0%
*           Juniper Pharmaceuticals, Inc.                              21,455     145,679        0.0%
            Kewaunee Scientific Corp.                                  10,935     184,145        0.0%
#           Kindred Healthcare, Inc.                                  565,253   8,343,134        0.1%
#           Landauer, Inc.                                             72,015   2,501,801        0.0%
#*          Lannett Co., Inc.                                         281,152   5,392,495        0.1%
#           LeMaitre Vascular, Inc.                                   174,841   2,898,864        0.0%
*           LHC Group, Inc.                                           164,009   6,616,123        0.1%
*           LifePoint Health, Inc.                                    404,620  27,336,127        0.2%
#*          Ligand Pharmaceuticals, Inc.                              165,153  19,962,043        0.2%
#*          Lipocine, Inc.                                             81,521     794,830        0.0%
*           LivaNova P.L.C.                                           229,753  12,114,876        0.1%
#*          Luminex Corp.                                             386,387   7,766,379        0.1%
*           Magellan Health, Inc.                                     217,726  15,340,974        0.1%
#*          Masimo Corp.                                              494,228  21,424,784        0.2%
(degrees)*  Medcath Corp.                                              65,962          --        0.0%
#*          Medicines Co. (The)                                       608,969  21,673,207        0.2%
#*          MediciNova, Inc.                                           25,896     178,164        0.0%
#           Meridian Bioscience, Inc.                                 401,414   7,671,022        0.1%
*           Merit Medical Systems, Inc.                               376,815   7,630,504        0.1%
*           MGC Diagnostics Corp.                                         215       1,150        0.0%
#*          MiMedx Group, Inc.                                          3,062      23,057        0.0%
*           Misonix, Inc.                                              86,409     515,862        0.0%
#*          Molina Healthcare, Inc.                                   375,014  19,410,725        0.2%
#*          Momenta Pharmaceuticals, Inc.                             301,890   2,870,974        0.0%
#*          Myriad Genetics, Inc.                                     687,063  24,734,268        0.2%
#           National HealthCare Corp.                                  48,868   3,149,543        0.0%
#           National Research Corp. Class A                            89,260   1,284,451        0.0%
            National Research Corp. Class B                            14,736     548,916        0.0%
#*          Natus Medical, Inc.                                       310,396   9,892,321        0.1%
*           Nektar Therapeutics                                        84,502   1,324,991        0.0%
#*          Neogen Corp.                                              326,840  15,439,922        0.1%
#*          NeoGenomics, Inc.                                           7,000      56,980        0.0%
#*          NewLink Genetics Corp.                                     13,286     215,366        0.0%
#*          Nobilis Health Corp.                                        2,882      12,162        0.0%
#*          NuVasive, Inc.                                            480,934  25,460,646        0.2%
*           Nuvectra Corp.                                             89,403     751,432        0.0%
#*          Ocera Therapeutics, Inc.                                    9,700      28,324        0.0%
#*          Ohr Pharmaceutical, Inc.                                   18,870      61,705        0.0%
*           Omnicell, Inc.                                            334,956  10,671,698        0.1%
#*          OraSure Technologies, Inc.                                274,030   1,967,535        0.0%
#*          Orthofix International NV                                 182,092   7,968,346        0.1%
#           Owens & Minor, Inc.                                       622,478  22,651,974        0.2%
#*          Pain Therapeutics, Inc.                                   180,255     443,427        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Health Care -- (Continued)
#*  PAREXEL International Corp.                                 360,781 $   22,043,719        0.2%
    PDL BioPharma, Inc.                                         694,501      2,618,269        0.0%
#*  Pernix Therapeutics Holdings, Inc.                           65,748         49,318        0.0%
*   PharMerica Corp.                                            265,144      6,268,004        0.1%
#   Phibro Animal Health Corp. Class A                          141,853      2,942,031        0.0%
#*  Prestige Brands Holdings, Inc.                              528,257     29,994,432        0.3%
#*  Progenics Pharmaceuticals, Inc.                             137,674        731,049        0.0%
*   ProPhase Labs, Inc.                                          15,982         20,457        0.0%
*   Providence Service Corp. (The)                              142,045      7,079,523        0.1%
*   pSivida Corp.                                                   592          1,699        0.0%
    Psychemedics Corp.                                            6,901         99,374        0.0%
#   Quality Systems, Inc.                                       584,693      8,232,477        0.1%
#*  Quidel Corp.                                                275,904      4,773,139        0.0%
#*  RadNet, Inc.                                                389,763      1,968,303        0.0%
#*  Repligen Corp.                                              240,109      6,396,504        0.1%
#*  Rigel Pharmaceuticals, Inc.                                 407,140      1,152,206        0.0%
*   RTI Surgical, Inc.                                          474,559      1,893,490        0.0%
*   Sagent Pharmaceuticals, Inc.                                238,098      2,771,461        0.0%
#*  SciClone Pharmaceuticals, Inc.                              489,301      6,458,773        0.1%
#*  SeaSpine Holdings Corp.                                      89,390      1,333,699        0.0%
#   Select Medical Holdings Corp.                             1,007,617     13,481,915        0.1%
    Simulations Plus, Inc.                                       78,601        633,524        0.0%
    Span-America Medical Systems, Inc.                           12,193        231,545        0.0%
#*  Spectrum Pharmaceuticals, Inc.                              305,796      2,168,094        0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A                       453,330      4,886,897        0.1%
#*  Supernus Pharmaceuticals, Inc.                              389,825      6,689,397        0.1%
#*  Surgical Care Affiliates, Inc.                              365,355     17,664,914        0.2%
*   SurModics, Inc.                                             121,407      2,442,709        0.0%
*   Symmetry Surgical, Inc.                                      68,418        714,968        0.0%
#*  Tenax Therapeutics, Inc.                                      3,212          8,801        0.0%
#*  Theravance Biopharma, Inc.                                    9,360        194,220        0.0%
#*  Tonix Pharmaceuticals Holding Corp.                          29,344         73,947        0.0%
*   TransEnterix, Inc.                                            5,765          8,648        0.0%
#*  Triple-S Management Corp. Class B                           184,502      4,804,432        0.0%
#   Universal American Corp.                                    559,945      4,165,991        0.0%
#   US Physical Therapy, Inc.                                   121,321      6,049,065        0.1%
#   Utah Medical Products, Inc.                                  17,765      1,188,479        0.0%
#*  Vascular Solutions, Inc.                                    154,730      5,407,814        0.1%
#*  Veeva Systems, Inc. Class A                                  57,962      1,594,535        0.0%
#*  Verastem, Inc.                                               19,273         31,800        0.0%
#*  Versartis, Inc.                                               1,080          9,785        0.0%
#*  Vitae Pharmaceuticals, Inc.                                  29,027        208,704        0.0%
*   Vocera Communications, Inc.                                   9,154        107,285        0.0%
#   West Pharmaceutical Services, Inc.                            7,167        510,290        0.0%
#*  Wright Medical Group NV                                      36,371        683,047        0.0%
#*  Zafgen, Inc.                                                 11,135         70,930        0.0%
#*  Zogenix, Inc.                                                12,203        125,081        0.0%
                                                                        --------------        ---
Total Health Care                                                        1,058,758,682        8.9%
                                                                        --------------        ---
Industrials -- (14.9%)
#   AAON, Inc.                                                  500,172     13,264,561        0.1%
    AAR Corp.                                                   253,645      6,097,626        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    ABM Industries, Inc.                                      538,234 $17,314,988        0.2%
#   Acacia Research Corp.                                     215,375   1,038,108        0.0%
*   ACCO Brands Corp.                                         888,533   8,476,605        0.1%
#*  Accuride Corp.                                              1,152       1,866        0.0%
    Acme United Corp.                                           7,500     126,675        0.0%
*   Active Power, Inc.                                         63,363      36,117        0.0%
#   Actuant Corp. Class A                                     570,649  15,242,035        0.1%
#   Advanced Drainage Systems, Inc.                            66,381   1,534,729        0.0%
#*  Advisory Board Co. (The)                                  360,925  11,419,667        0.1%
*   Aegion Corp.                                              256,792   5,451,694        0.1%
*   AeroCentury Corp.                                           2,989      32,012        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         563,170  10,204,640        0.1%
#*  Aerovironment, Inc.                                       231,774   6,693,633        0.1%
#   Air Lease Corp.                                            93,142   2,838,968        0.0%
*   Air Transport Services Group, Inc.                        547,311   7,711,612        0.1%
#   Aircastle, Ltd.                                           212,395   4,608,972        0.0%
    Alamo Group, Inc.                                          65,015   3,669,447        0.0%
    Albany International Corp. Class A                        262,247  10,565,932        0.1%
#   Allegiant Travel Co.                                      154,418  24,794,898        0.2%
    Allied Motion Technologies, Inc.                           82,730   1,782,832        0.0%
*   Alpha PRO Tech, Ltd.                                        7,903      15,885        0.0%
#   Altra Industrial Motion Corp.                             241,511   6,931,366        0.1%
    AMERCO                                                     59,351  20,891,552        0.2%
#*  Ameresco, Inc. Class A                                     98,767     441,488        0.0%
#   American Railcar Industries, Inc.                         112,622   4,618,628        0.0%
#   American Science & Engineering, Inc.                       51,762   1,482,981        0.0%
#*  American Superconductor Corp.                               5,712      56,892        0.0%
#*  American Woodmark Corp.                                   159,222  11,597,730        0.1%
*   AMREP Corp.                                                 8,340      37,113        0.0%
#   Apogee Enterprises, Inc.                                  274,096  11,358,538        0.1%
#   Applied Industrial Technologies, Inc.                     370,616  16,985,331        0.2%
*   ARC Document Solutions, Inc.                              349,727   1,440,875        0.0%
#   ArcBest Corp.                                             180,250   3,440,973        0.0%
#   Argan, Inc.                                               136,724   4,673,226        0.0%
#*  Armstrong Flooring, Inc.                                  231,929   3,376,886        0.0%
*   Armstrong World Industries, Inc.                          463,858  18,930,045        0.2%
#*  Arotech Corp.                                              82,319     297,995        0.0%
*   Art's-Way Manufacturing Co., Inc.                             400       1,256        0.0%
    Astec Industries, Inc.                                    203,012   9,825,781        0.1%
#*  Astronics Corp.                                           166,761   6,161,819        0.1%
#*  Astronics Corp. Class B                                    59,798   2,211,031        0.0%
#*  Atlas Air Worldwide Holdings, Inc.                        168,143   6,715,631        0.1%
*   Avalon Holdings Corp. Class A                              41,336      78,538        0.0%
    AZZ, Inc.                                                 239,396  13,147,628        0.1%
#*  Babcock & Wilcox Enterprises, Inc.                        165,896   3,790,724        0.0%
    Barnes Group, Inc.                                        465,525  15,124,907        0.1%
#   Barrett Business Services, Inc.                            27,438     850,852        0.0%
#*  Beacon Roofing Supply, Inc.                               588,189  25,133,316        0.2%
#*  Blue Bird Corp.                                             9,095      98,317        0.0%
*   BlueLinx Holdings, Inc.                                   119,501      80,066        0.0%
#*  BMC Stock Holdings, Inc.                                   87,601   1,537,398        0.0%
#   Brady Corp. Class A                                       387,178  10,256,345        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
#   Briggs & Stratton Corp.                                     316,280 $ 6,695,648        0.1%
    Brink's Co. (The)                                           470,300  15,914,952        0.1%
#*  Builders FirstSource, Inc.                                  927,159  10,282,193        0.1%
#   BWX Technologies, Inc.                                      503,290  16,804,853        0.1%
*   CAI International, Inc.                                     127,768   1,305,789        0.0%
*   Casella Waste Systems, Inc. Class A                         419,697   3,005,031        0.0%
*   CBIZ, Inc.                                                  432,446   4,402,300        0.0%
    CDI Corp.                                                    96,199     687,823        0.0%
#   CEB, Inc.                                                   291,498  17,982,512        0.2%
#   CECO Environmental Corp.                                    122,620     809,292        0.0%
#   Celadon Group, Inc.                                         182,562   1,838,399        0.0%
*   Chart Industries, Inc.                                      242,102   6,231,705        0.1%
#   Chicago Rivet & Machine Co.                                   4,623     112,894        0.0%
#   CIRCOR International, Inc.                                  149,772   8,454,629        0.1%
#*  Civeo Corp.                                                 121,947     185,359        0.0%
#   CLARCOR, Inc.                                               466,037  27,388,994        0.2%
#*  Clean Harbors, Inc.                                         416,479  20,574,063        0.2%
    Columbus McKinnon Corp.                                     138,289   2,283,151        0.0%
    Comfort Systems USA, Inc.                                   360,483  10,630,644        0.1%
*   Commercial Vehicle Group, Inc.                              201,127     516,896        0.0%
    Compx International, Inc.                                     9,814     104,764        0.0%
    Conrad Industries, Inc.                                       6,600     141,504        0.0%
*   Continental Building Products, Inc.                         326,177   6,396,331        0.1%
*   Continental Materials Corp.                                     397       5,888        0.0%
#   Copa Holdings SA Class A                                     48,783   3,109,916        0.0%
#   Covanta Holding Corp.                                     1,157,893  18,827,340        0.2%
*   Covenant Transportation Group, Inc. Class A                 151,881   3,023,951        0.0%
*   CPI Aerostructures, Inc.                                     28,946     199,727        0.0%
*   CRA International, Inc.                                      45,505     987,459        0.0%
    Crane Co.                                                   180,775  10,045,667        0.1%
    Cubic Corp.                                                 182,751   7,596,959        0.1%
    Curtiss-Wright Corp.                                        283,508  21,711,043        0.2%
#   Deluxe Corp.                                                463,334  29,088,109        0.3%
#*  DigitalGlobe, Inc.                                          547,761  12,138,384        0.1%
    Douglas Dynamics, Inc.                                      215,335   4,933,325        0.0%
*   Ducommun, Inc.                                               80,585   1,282,107        0.0%
#*  DXP Enterprises, Inc.                                       100,232   2,190,069        0.0%
#*  Dycom Industries, Inc.                                      334,030  23,582,518        0.2%
#   Dynamic Materials Corp.                                      65,489     639,828        0.0%
    Eastern Co. (The)                                            20,021     334,551        0.0%
#*  Echo Global Logistics, Inc.                                 283,087   6,615,743        0.1%
    Ecology and Environment, Inc. Class A                        10,494     114,909        0.0%
    EMCOR Group, Inc.                                           588,832  28,546,575        0.2%
    Encore Wire Corp.                                           160,107   6,124,093        0.1%
#*  Energy Focus, Inc.                                           15,223     118,739        0.0%
#*  Energy Recovery, Inc.                                       163,092   1,983,199        0.0%
#   EnerSys                                                     388,024  22,648,961        0.2%
#*  Engility Holdings, Inc.                                      80,275   1,579,009        0.0%
#   Ennis, Inc.                                                 135,235   2,642,492        0.0%
#   EnPro Industries, Inc.                                      212,264  12,434,425        0.1%
#   EnviroStar, Inc.                                              7,443      27,465        0.0%
#*  Erickson, Inc.                                                  953       1,430        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    ESCO Technologies, Inc.                                   184,607 $ 7,103,677        0.1%
    Espey Manufacturing & Electronics Corp.                    13,081     320,485        0.0%
#   Essendant, Inc.                                           283,465   8,727,887        0.1%
#*  Esterline Technologies Corp.                              264,616  18,168,535        0.2%
#   Exponent, Inc.                                            248,166  12,368,593        0.1%
    Federal Signal Corp.                                      690,650   9,454,999        0.1%
#   Forward Air Corp.                                         287,339  13,096,912        0.1%
*   Franklin Covey Co.                                        138,921   2,288,029        0.0%
#   Franklin Electric Co., Inc.                               408,047  12,890,205        0.1%
    FreightCar America, Inc.                                  111,670   1,915,141        0.0%
#*  FTI Consulting, Inc.                                      347,422  14,001,107        0.1%
#*  Fuel Tech, Inc.                                           139,356     239,692        0.0%
    G&K Services, Inc. Class A                                186,204  13,155,313        0.1%
#   GATX Corp.                                                256,456  11,781,589        0.1%
*   Gencor Industries, Inc.                                    11,832     170,736        0.0%
#*  Generac Holdings, Inc.                                    637,629  24,306,417        0.2%
#   General Cable Corp.                                       409,258   6,400,795        0.1%
#*  Genesee & Wyoming, Inc. Class A                             3,311     215,579        0.0%
*   Gibraltar Industries, Inc.                                191,690   5,070,201        0.1%
#   Global Brass & Copper Holdings, Inc.                      204,628   5,545,419        0.1%
    Global Power Equipment Group, Inc.                         55,129     127,348        0.0%
*   Goldfield Corp. (The)                                      82,499     164,998        0.0%
#   Gorman-Rupp Co. (The)                                     163,621   4,628,838        0.0%
*   GP Strategies Corp.                                       152,173   3,551,718        0.0%
#   Graham Corp.                                               61,956   1,146,806        0.0%
#   Granite Construction, Inc.                                372,273  16,599,653        0.1%
#*  Great Lakes Dredge & Dock Corp.                           460,637   2,105,111        0.0%
#   Greenbrier Cos., Inc. (The)                               202,054   6,059,599        0.1%
#   Griffon Corp.                                             268,088   4,238,471        0.0%
#   H&E Equipment Services, Inc.                              295,258   5,973,069        0.1%
    Hardinge, Inc.                                             76,988   1,000,844        0.0%
    Harsco Corp.                                              548,847   3,891,325        0.0%
#*  Hawaiian Holdings, Inc.                                   548,329  23,068,201        0.2%
#*  HC2 Holdings, Inc.                                          4,890      18,875        0.0%
#   Healthcare Services Group, Inc.                           600,491  22,728,584        0.2%
#   Heartland Express, Inc.                                   784,119  14,200,395        0.1%
#   HEICO Corp.                                               177,965  10,911,034        0.1%
#   HEICO Corp. Class A                                       169,363   8,667,998        0.1%
    Heidrick & Struggles International, Inc.                  161,003   3,176,589        0.0%
#*  Heritage-Crystal Clean, Inc.                               11,498     119,579        0.0%
#   Herman Miller, Inc.                                       551,745  16,646,147        0.1%
*   Hill International, Inc.                                  194,332     823,968        0.0%
    Hillenbrand, Inc.                                         579,041  17,550,733        0.2%
    HNI Corp.                                                 369,540  16,156,289        0.1%
#   Houston Wire & Cable Co.                                  119,018     870,022        0.0%
*   Hub Group, Inc. Class A                                   319,687  12,314,343        0.1%
    Hudson Global, Inc.                                       123,326     319,414        0.0%
#*  Hudson Technologies, Inc.                                  84,845     296,958        0.0%
    Hurco Cos., Inc.                                           46,448   1,503,986        0.0%
#*  Huron Consulting Group, Inc.                              204,235  11,357,508        0.1%
*   Huttig Building Products, Inc.                            100,706     471,304        0.0%
    Hyster-Yale Materials Handling, Inc.                      109,144   6,685,070        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
*   ICF International, Inc.                                     127,384 $ 5,015,108        0.1%
#*  InnerWorkings, Inc.                                         167,234   1,366,302        0.0%
#*  Innovative Solutions & Support, Inc.                         46,017     127,467        0.0%
    Insperity, Inc.                                             225,521  11,900,743        0.1%
    Insteel Industries, Inc.                                    170,473   4,942,012        0.1%
*   Integrated Electrical Services, Inc.                         87,970   1,061,798        0.0%
    Interface, Inc.                                             559,944   9,530,247        0.1%
#   International Shipholding Corp.                               3,855       9,638        0.0%
#*  Intersections, Inc.                                          93,658     223,843        0.0%
    ITT Corp.                                                    90,799   3,483,958        0.0%
*   JetBlue Airways Corp.                                       277,196   5,485,709        0.1%
    John Bean Technologies Corp.                                288,397  15,037,020        0.1%
    Kadant, Inc.                                                 37,897   1,794,423        0.0%
#   Kaman Corp.                                                 248,289  10,450,484        0.1%
#   KBR, Inc.                                                 1,213,105  18,875,914        0.2%
#   Kelly Services, Inc. Class A                                246,469   4,626,223        0.0%
    Kelly Services, Inc. Class B                                    350       6,342        0.0%
#   Kennametal, Inc.                                            686,680  16,054,578        0.1%
*   Key Technology, Inc.                                         20,756     185,766        0.0%
*   KEYW Holding Corp. (The)                                     16,970     116,923        0.0%
    Kforce, Inc.                                                263,531   5,009,724        0.1%
    Kimball International, Inc. Class B                         301,338   3,507,574        0.0%
*   Kirby Corp.                                                   9,325     595,122        0.0%
#*  KLX, Inc.                                                    77,292   2,606,286        0.0%
#   Knight Transportation, Inc.                                 773,354  20,548,016        0.2%
    Knoll, Inc.                                                 423,295   9,883,938        0.1%
#   Korn/Ferry International                                    521,054  14,141,406        0.1%
#*  Kratos Defense & Security Solutions, Inc.                   455,566   2,419,055        0.0%
#   Landstar System, Inc.                                       400,480  26,251,464        0.2%
#*  Lawson Products, Inc.                                        51,348   1,005,907        0.0%
#*  Layne Christensen Co.                                       106,626     947,905        0.0%
#   LB Foster Co. Class A                                        75,174   1,479,424        0.0%
#   Lindsay Corp.                                                78,444   5,997,828        0.1%
#*  LMI Aerospace, Inc.                                         106,033     932,030        0.0%
    LS Starrett Co. (The) Class A                                31,156     337,108        0.0%
    LSI Industries, Inc.                                        225,072   2,847,161        0.0%
*   Lydall, Inc.                                                 81,716   3,006,332        0.0%
#*  Manitex International, Inc.                                   8,718      57,888        0.0%
#   Manitowoc Co., Inc. (The)                                 1,122,671   6,399,225        0.1%
#*  Manitowoc Foodservice, Inc.                               1,122,671  16,851,292        0.2%
    Marten Transport, Ltd.                                      225,431   4,206,542        0.0%
#*  MasTec, Inc.                                                674,192  15,277,191        0.1%
*   Mastech Holdings, Inc.                                        2,673      18,631        0.0%
    Matson, Inc.                                                424,530  16,505,726        0.1%
#   Matthews International Corp. Class A                        302,146  15,904,965        0.1%
    McGrath RentCorp                                            147,832   3,604,144        0.0%
*   Mercury Systems, Inc.                                       316,810   6,659,346        0.1%
#*  Meritor, Inc.                                               862,753   7,333,401        0.1%
*   MFRI, Inc.                                                   39,691     277,043        0.0%
    Miller Industries, Inc.                                      72,894   1,549,726        0.0%
*   Mistras Group, Inc.                                         236,822   5,771,352        0.1%
#   Mobile Mini, Inc.                                           385,322  12,426,634        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
*   Moog, Inc. Class A                                          276,564 $13,512,917        0.1%
*   Moog, Inc. Class B                                           10,012     482,178        0.0%
*   MRC Global, Inc.                                            938,507  13,120,328        0.1%
#   MSA Safety, Inc.                                            343,487  16,518,290        0.1%
    Mueller Industries, Inc.                                    522,927  16,503,576        0.1%
    Mueller Water Products, Inc. Class A                      1,573,659  16,916,834        0.2%
#   Multi-Color Corp.                                           150,989   9,033,672        0.1%
#*  MYR Group, Inc.                                             168,757   4,304,991        0.0%
    National Presto Industries, Inc.                             27,933   2,435,478        0.0%
*   Navigant Consulting, Inc.                                   380,986   6,080,537        0.1%
*   Navistar International Corp.                                 18,325     276,524        0.0%
*   NCI Building Systems, Inc.                                  186,436   2,748,067        0.0%
#*  Neff Corp. Class A                                            4,026      34,422        0.0%
*   NL Industries, Inc.                                         147,389     452,484        0.0%
#   NN, Inc.                                                    205,648   3,092,946        0.0%
#*  Nortek, Inc.                                                 18,894     891,041        0.0%
#*  Northwest Pipe Co.                                           60,707     655,029        0.0%
#*  NV5 Global, Inc.                                             30,696     762,182        0.0%
#   Omega Flex, Inc.                                             26,992     889,116        0.0%
*   On Assignment, Inc.                                         493,724  17,803,687        0.2%
*   Orbit International Corp.                                     1,977       7,483        0.0%
#*  Orion Energy Systems, Inc.                                   91,635     135,620        0.0%
#*  Orion Marine Group, Inc.                                    116,772     681,948        0.0%
#   Oshkosh Corp.                                               125,544   6,132,824        0.1%
#*  PAM Transportation Services, Inc.                            22,780     562,894        0.0%
    Park-Ohio Holdings Corp.                                     88,958   2,263,981        0.0%
*   Patrick Industries, Inc.                                    138,305   6,341,284        0.1%
*   Patriot Transportation Holding, Inc.                         12,982     268,598        0.0%
*   Pendrell Corp.                                              106,359      54,764        0.0%
*   Performant Financial Corp.                                  273,626     489,791        0.0%
#*  PGT, Inc.                                                   407,576   4,267,321        0.0%
#*  Ply Gem Holdings, Inc.                                      195,908   2,870,052        0.0%
    Powell Industries, Inc.                                      73,364   2,283,088        0.0%
#*  Power Solutions International, Inc.                           3,235      41,893        0.0%
*   PowerSecure International, Inc.                             195,576   3,661,183        0.0%
#   Preformed Line Products Co.                                  22,931     962,414        0.0%
#   Primoris Services Corp.                                     461,996  10,806,086        0.1%
#*  Proto Labs, Inc.                                            194,360  11,628,559        0.1%
    Providence and Worcester Railroad Co.                         5,591      88,897        0.0%
    Quad/Graphics, Inc.                                         142,343   1,786,405        0.0%
    Quanex Building Products Corp.                              314,472   5,924,652        0.1%
*   Quanta Services, Inc.                                        11,900     282,268        0.0%
#*  Radiant Logistics, Inc.                                     159,503     628,442        0.0%
#   Raven Industries, Inc.                                      326,248   5,249,330        0.1%
#*  RBC Bearings, Inc.                                          226,981  16,637,707        0.1%
    RCM Technologies, Inc.                                      146,273     766,471        0.0%
    Regal Beloit Corp.                                           85,238   5,491,032        0.1%
    Resources Connection, Inc.                                  317,662   4,691,868        0.0%
#*  Rexnord Corp.                                               888,241  19,363,654        0.2%
*   Roadrunner Transportation Systems, Inc.                     228,447   2,700,244        0.0%
*   RPX Corp.                                                   370,849   4,109,007        0.0%
#   RR Donnelley & Sons Co.                                   1,005,744  17,499,946        0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#*  Rush Enterprises, Inc. Class A                            201,562 $ 3,968,756        0.0%
*   Rush Enterprises, Inc. Class B                             37,831     735,813        0.0%
#*  Saia, Inc.                                                210,945   6,100,529        0.1%
    Servotronics, Inc.                                          1,500      12,998        0.0%
*   SIFCO Industries, Inc.                                     18,366     195,965        0.0%
    Simpson Manufacturing Co., Inc.                           443,923  16,691,505        0.1%
    SkyWest, Inc.                                             258,305   6,070,168        0.1%
*   SL Industries, Inc.                                        23,596     943,368        0.0%
*   SP Plus Corp.                                             126,498   2,818,375        0.0%
#*  Sparton Corp.                                              56,033   1,202,468        0.0%
#   SPX Corp.                                                  94,747   1,525,427        0.0%
    Standex International Corp.                               124,938   9,581,495        0.1%
    Steelcase, Inc. Class A                                   852,485  13,008,921        0.1%
#*  Sterling Construction Co., Inc.                           135,293     708,935        0.0%
#   Sun Hydraulics Corp.                                      239,958   8,489,714        0.1%
    Supreme Industries, Inc. Class A                          118,637   1,474,658        0.0%
#*  Swift Transportation Co.                                  786,867  13,077,730        0.1%
#   TAL International Group, Inc.                             237,583   4,062,669        0.0%
#*  Taser International, Inc.                                 388,100   7,086,706        0.1%
#*  Taylor Devices, Inc.                                          769      11,943        0.0%
#*  Team, Inc.                                                224,745   6,456,924        0.1%
*   Tel-Instrument Electronics Corp.                            8,400      35,028        0.0%
#*  Teledyne Technologies, Inc.                                91,510   8,505,855        0.1%
#   Tennant Co.                                               172,810   9,229,782        0.1%
    Terex Corp.                                               133,355   3,185,851        0.0%
    Tetra Tech, Inc.                                          547,933  16,109,230        0.1%
#   Textainer Group Holdings, Ltd.                            237,793   3,669,146        0.0%
#*  Thermon Group Holdings, Inc.                              235,430   4,411,958        0.0%
    Timken Co. (The)                                          654,997  23,337,543        0.2%
#   Titan International, Inc.                                 346,121   2,294,782        0.0%
#*  Titan Machinery, Inc.                                      99,135   1,288,755        0.0%
#   Toro Co. (The)                                            115,312   9,968,722        0.1%
*   Transcat, Inc.                                              5,600      59,528        0.0%
*   TRC Cos., Inc.                                            348,505   2,983,203        0.0%
#*  Trex Co., Inc.                                            298,845  14,180,195        0.1%
*   TriMas Corp.                                              337,443   6,107,718        0.1%
#*  TriNet Group, Inc.                                        199,161   3,310,056        0.0%
#   Triumph Group, Inc.                                        82,844   2,997,296        0.0%
*   TrueBlue, Inc.                                            398,708   7,451,853        0.1%
#*  Tutor Perini Corp.                                        354,513   5,608,396        0.1%
#   Twin Disc, Inc.                                            61,648     816,836        0.0%
*   Ultralife Corp.                                            67,159     316,990        0.0%
    UniFirst Corp.                                            139,604  15,130,282        0.1%
    Universal Forest Products, Inc.                           120,399   9,228,583        0.1%
#   Universal Truckload Services, Inc.                         73,073   1,042,021        0.0%
#   US Ecology, Inc.                                          196,749   8,859,607        0.1%
#*  USA Truck, Inc.                                            74,924   1,327,653        0.0%
#   Valmont Industries, Inc.                                  222,670  31,258,415        0.3%
*   Vectrus, Inc.                                              45,487     980,700        0.0%
#*  Veritiv Corp.                                               9,504     389,854        0.0%
*   Versar, Inc.                                               61,480     156,774        0.0%
    Viad Corp.                                                135,892   4,042,787        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Industrials -- (Continued)
#*  Vicor Corp.                                                 108,488 $    1,040,400        0.0%
*   Virco Manufacturing Corp.                                    30,131         96,419        0.0%
*   Virgin America, Inc.                                         37,196      2,071,445        0.0%
#*  Volt Information Sciences, Inc.                             134,933      1,013,347        0.0%
#   VSE Corp.                                                    20,833      1,292,479        0.0%
#*  Wabash National Corp.                                       624,373      8,897,315        0.1%
    Watsco, Inc. Class B                                         11,657      1,592,579        0.0%
    Watts Water Technologies, Inc. Class A                      270,137     15,092,554        0.1%
#   Werner Enterprises, Inc.                                    662,152     16,778,932        0.1%
#*  Wesco Aircraft Holdings, Inc.                               600,048      8,658,693        0.1%
#*  WESCO International, Inc.                                    53,369      3,137,564        0.0%
    West Corp.                                                  487,022     10,436,881        0.1%
*   Willdan Group, Inc.                                          64,524        693,633        0.0%
#*  Willis Lease Finance Corp.                                   26,350        637,143        0.0%
#   Woodward, Inc.                                              284,046     15,398,134        0.1%
#   WSI Industries, Inc.                                          1,900          5,738        0.0%
#*  Xerium Technologies, Inc.                                    42,115        222,788        0.0%
#*  XPO Logistics, Inc.                                         155,867      4,697,831        0.0%
#*  YRC Worldwide, Inc.                                         250,656      2,306,035        0.0%
                                                                        --------------       ----
Total Industrials                                                        2,110,806,690       17.8%
                                                                        --------------       ----
Information Technology -- (14.2%)
#*  ACI Worldwide, Inc.                                       1,108,395     22,156,816        0.2%
*   Actua Corp.                                                 307,618      2,916,219        0.0%
#*  Acxiom Corp.                                                714,004     15,686,668        0.1%
*   ADDvantage Technologies Group, Inc.                           6,085         11,318        0.0%
#   ADTRAN, Inc.                                                475,076      9,178,468        0.1%
*   Advanced Energy Industries, Inc.                            384,030     12,423,370        0.1%
*   Aehr Test Systems                                             2,705          3,841        0.0%
*   Agilysys, Inc.                                              205,633      2,196,160        0.0%
#*  Alliance Fiber Optic Products, Inc.                         144,191      2,670,417        0.0%
#*  Alpha & Omega Semiconductor, Ltd.                           191,274      2,484,649        0.0%
    American Software, Inc. Class A                             202,955      1,855,009        0.0%
*   Amkor Technology, Inc.                                    1,352,173      7,720,908        0.1%
#*  Amtech Systems, Inc.                                         61,979        387,369        0.0%
*   Angie's List, Inc.                                           43,883        383,976        0.0%
*   Anixter International, Inc.                                 213,201     13,282,422        0.1%
#*  Applied Optoelectronics, Inc.                                18,886        211,523        0.0%
#*  Aspen Technology, Inc.                                      640,637     24,363,425        0.2%
    Astro-Med, Inc.                                              30,318        434,154        0.0%
*   Autobytel, Inc.                                             118,054      1,959,696        0.0%
*   AVG Technologies NV                                         488,952      9,681,250        0.1%
*   Aviat Networks, Inc.                                        221,604        169,084        0.0%
#*  Avid Technology, Inc.                                       307,603      1,716,425        0.0%
#   AVX Corp.                                                   221,416      2,927,120        0.0%
*   Aware, Inc.                                                  95,329        397,522        0.0%
*   Axcelis Technologies, Inc.                                1,048,827      2,999,645        0.0%
*   AXT, Inc.                                                   265,330        681,898        0.0%
#   Badger Meter, Inc.                                          138,674      9,891,616        0.1%
*   Bankrate, Inc.                                              437,847      4,001,922        0.0%
#*  Barracuda Networks, Inc.                                    119,890      2,112,462        0.0%
*   Bazaarvoice, Inc.                                            87,690        293,762        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Information Technology -- (Continued)
            Bel Fuse, Inc. Class A                                        8,954 $   140,130        0.0%
            Bel Fuse, Inc. Class B                                       54,674     910,869        0.0%
#           Belden, Inc.                                                379,155  23,939,847        0.2%
*           Benchmark Electronics, Inc.                                 241,894   4,697,581        0.1%
            Black Box Corp.                                             117,180   1,713,172        0.0%
#           Blackbaud, Inc.                                             454,126  28,051,363        0.2%
*           Blackhawk Network Holdings, Inc.                            545,252  17,518,947        0.2%
#*          Blucora, Inc.                                               299,787   2,401,294        0.0%
(degrees)*  Bogen Corp.                                                  11,900          --        0.0%
#*          Bottomline Technologies de, Inc.                            224,820   5,521,579        0.1%
#*          BroadVision, Inc.                                            18,154     118,183        0.0%
            Brooks Automation, Inc.                                     513,901   4,861,503        0.1%
*           BSQUARE Corp.                                               114,218     711,578        0.0%
#           Cabot Microelectronics Corp.                                220,658   9,243,364        0.1%
*           CACI International, Inc. Class A                            189,576  18,227,732        0.2%
#*          CalAmp Corp.                                                423,454   6,339,106        0.1%
#*          Calix, Inc.                                                 413,795   2,867,599        0.0%
#*          Carbonite, Inc.                                               7,032      53,021        0.0%
#*          Cardtronics, Inc.                                           428,708  16,899,669        0.2%
*           Care.com, Inc.                                                2,718      20,222        0.0%
*           Cartesian, Inc.                                              42,154      71,662        0.0%
*           Cascade Microtech, Inc.                                     125,584   2,625,961        0.0%
#           Cass Information Systems, Inc.                               76,095   3,764,420        0.0%
#*          Ceva, Inc.                                                  168,534   3,886,394        0.0%
*           Checkpoint Systems, Inc.                                    260,350   2,634,742        0.0%
*           CIBER, Inc.                                                 567,033   1,315,517        0.0%
#*          Ciena Corp.                                               1,364,173  22,959,032        0.2%
#*          Cimpress NV                                                 308,264  27,087,158        0.2%
#*          Cirrus Logic, Inc.                                          640,150  23,109,415        0.2%
#*          Clearfield, Inc.                                             83,859   1,556,423        0.0%
#           Cognex Corp.                                                348,674  12,388,387        0.1%
*           Coherent, Inc.                                              257,544  24,054,610        0.2%
            Cohu, Inc.                                                  203,289   2,350,021        0.0%
            Communications Systems, Inc.                                 32,263     207,451        0.0%
            Computer Task Group, Inc.                                    91,131     468,413        0.0%
#*          comScore, Inc.                                                  740      22,659        0.0%
#           Comtech Telecommunications Corp.                            112,763   2,728,865        0.0%
            Concurrent Computer Corp.                                    48,574     294,358        0.0%
#           Convergys Corp.                                             524,495  13,899,117        0.1%
*           CoreLogic, Inc.                                             727,620  25,815,958        0.2%
#*          Covisint Corp.                                              175,089     323,915        0.0%
#*          Cray, Inc.                                                  373,900  14,159,593        0.1%
*           Cree, Inc.                                                   91,841   2,251,023        0.0%
#           CSG Systems International, Inc.                             312,633  13,874,653        0.1%
#           CSP, Inc.                                                     8,385      54,754        0.0%
            CTS Corp.                                                   202,527   3,355,872        0.0%
#*          CUI Global, Inc.                                             10,370      86,590        0.0%
#*          CVD Equipment Corp.                                          10,329      79,430        0.0%
*           CyberOptics Corp.                                            28,233     495,489        0.0%
#           Cypress Semiconductor Corp.                               1,739,819  15,710,566        0.1%
#           Daktronics, Inc.                                            373,904   3,252,965        0.0%
*           Data I/O Corp.                                                7,300      17,520        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
*   Datalink Corp.                                              174,352 $ 1,400,047        0.0%
#*  Datawatch Corp.                                              10,412      55,392        0.0%
*   Demand Media, Inc.                                          185,165   1,090,622        0.0%
#*  Determine, Inc.                                              10,332      14,671        0.0%
*   DHI Group, Inc.                                             658,581   4,682,511        0.1%
#   Diebold, Inc.                                               641,993  16,865,156        0.2%
*   Digi International, Inc.                                    123,745   1,307,985        0.0%
#*  Digimarc Corp.                                                5,203     155,310        0.0%
*   Digital Ally, Inc.                                            3,200      14,144        0.0%
#*  Diodes, Inc.                                                353,007   6,572,990        0.1%
*   DSP Group, Inc.                                             155,598   1,478,181        0.0%
#*  DTS, Inc.                                                   148,753   3,245,790        0.0%
    EarthLink Holdings Corp.                                    998,049   5,798,665        0.1%
*   Eastman Kodak Co.                                               400       4,728        0.0%
#   Ebix, Inc.                                                  168,578   8,111,973        0.1%
*   Edgewater Technology, Inc.                                   43,768     372,028        0.0%
#   Electro Rent Corp.                                          133,899   1,340,329        0.0%
*   Electro Scientific Industries, Inc.                         265,840   1,874,172        0.0%
#*  Electronics for Imaging, Inc.                               448,074  17,851,268        0.2%
#*  Ellie Mae, Inc.                                             163,729  13,687,744        0.1%
*   ELXSI Corp.                                                   1,800      35,100        0.0%
#*  eMagin Corp.                                                 63,552     113,123        0.0%
#*  Emcore Corp.                                                193,653   1,103,822        0.0%
#*  Endurance International Group Holdings, Inc.                 52,681     564,214        0.0%
#*  EnerNOC, Inc.                                               212,778   1,451,146        0.0%
#*  Entegris, Inc.                                            1,215,652  16,156,015        0.1%
#*  Envestnet, Inc.                                             100,608   3,157,079        0.0%
#*  EPAM Systems, Inc.                                          409,203  29,843,175        0.3%
#   Epiq Systems, Inc.                                          241,355   3,564,813        0.0%
*   ePlus, Inc.                                                  24,069   1,934,907        0.0%
#*  Euronet Worldwide, Inc.                                     420,188  32,396,495        0.3%
#*  Everi Holdings, Inc.                                        465,501     782,042        0.0%
*   Everyday Health, Inc.                                         6,143      35,629        0.0%
    Evolving Systems, Inc.                                        9,500      54,720        0.0%
#*  Exar Corp.                                                  365,731   2,230,959        0.0%
*   ExlService Holdings, Inc.                                   322,092  15,586,032        0.1%
#*  Extreme Networks, Inc.                                      454,145   1,594,049        0.0%
#*  Fabrinet                                                    336,291  10,751,223        0.1%
#   Fair Isaac Corp.                                            256,448  27,365,566        0.2%
*   Fairchild Semiconductor International, Inc.                 900,322  18,006,440        0.2%
#*  FalconStor Software, Inc.                                   120,749     127,994        0.0%
#*  FARO Technologies, Inc.                                     129,669   3,765,588        0.0%
#   FEI Co.                                                     118,467  10,545,932        0.1%
#*  Finisar Corp.                                               987,586  16,255,666        0.2%
#*  FormFactor, Inc.                                            449,215   3,458,955        0.0%
#   Forrester Research, Inc.                                    160,033   5,380,309        0.1%
*   Frequency Electronics, Inc.                                  47,309     479,240        0.0%
*   GigPeak, Inc.                                               131,039     301,390        0.0%
#   Global Payments, Inc.                                       215,901  15,583,746        0.1%
    GlobalScape, Inc.                                            45,083     153,282        0.0%
#*  Glu Mobile, Inc.                                             79,505     212,278        0.0%
#*  GrubHub, Inc.                                               181,343   4,754,813        0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  GSE Systems, Inc.                                            72,970 $   186,074        0.0%
*   GSI Group, Inc.                                             142,683   2,076,038        0.0%
#*  GSI Technology, Inc.                                         70,644     279,044        0.0%
#*  GTT Communications, Inc.                                    191,136   3,054,353        0.0%
    Hackett Group, Inc. (The)                                   290,208   4,318,295        0.0%
#*  Harmonic, Inc.                                              693,599   2,399,853        0.0%
*   Higher One Holdings, Inc.                                   178,446     676,310        0.0%
#*  Hutchinson Technology, Inc.                                 216,492     790,196        0.0%
*   ID Systems, Inc.                                             38,571     199,798        0.0%
#*  Identiv, Inc.                                                19,447      51,729        0.0%
*   IEC Electronics Corp.                                        22,555      94,505        0.0%
*   II-VI, Inc.                                                 434,264   9,063,090        0.1%
#*  Image Sensing Systems, Inc.                                   3,600       8,532        0.0%
#*  Imation Corp.                                               175,886     276,141        0.0%
#*  Immersion Corp.                                              91,211     666,752        0.0%
#*  Infinera Corp.                                            1,152,887  13,707,826        0.1%
*   Innodata, Inc.                                               94,865     215,344        0.0%
#*  Inphi Corp.                                                  84,081   2,494,683        0.0%
*   Insight Enterprises, Inc.                                   280,238   6,924,681        0.1%
*   Integrated Device Technology, Inc.                        1,363,108  26,280,722        0.2%
    Intelligent Systems Corp.                                    32,937     119,232        0.0%
#   InterDigital, Inc.                                          345,671  19,696,334        0.2%
*   Internap Corp.                                              411,186     937,504        0.0%
#   Intersil Corp. Class A                                    1,260,568  14,736,040        0.1%
*   inTEST Corp.                                                 43,077     163,693        0.0%
*   Intevac, Inc.                                               138,996     675,521        0.0%
#*  IntraLinks Holdings, Inc.                                   451,141   4,019,666        0.0%
*   IntriCon Corp.                                               23,513     140,843        0.0%
*   Inuvo, Inc.                                                 124,743     222,043        0.0%
*   InvenSense, Inc.                                             17,772     136,489        0.0%
#*  iPass, Inc.                                                 464,144     519,841        0.0%
*   Iteris, Inc.                                                 24,274      60,200        0.0%
#*  Itron, Inc.                                                 364,089  14,971,340        0.1%
*   Ixia                                                        653,598   6,614,412        0.1%
    IXYS Corp.                                                  227,061   2,452,259        0.0%
#   j2 Global, Inc.                                             432,468  27,470,367        0.2%
#*  Kemet Corp.                                                 239,988     556,772        0.0%
*   Key Tronic Corp.                                             52,737     376,015        0.0%
#*  Kimball Electronics, Inc.                                   140,514   1,537,223        0.0%
#*  Knowles Corp.                                               134,448   1,797,570        0.0%
#*  Kopin Corp.                                                 510,136     846,826        0.0%
*   Kulicke & Soffa Industries, Inc.                            546,973   5,863,551        0.1%
*   KVH Industries, Inc.                                        119,722   1,168,487        0.0%
#*  Lattice Semiconductor Corp.                               1,143,383   6,368,643        0.1%
#   Leidos Holdings, Inc.                                        64,788   3,214,133        0.0%
    Lexmark International, Inc. Class A                         581,366  22,440,728        0.2%
*   LGL Group, Inc. (The)                                         7,103      24,754        0.0%
#*  Lightpath Technologies, Inc. Class A                          1,850       3,534        0.0%
*   Limelight Networks, Inc.                                    748,860   1,310,505        0.0%
*   Lionbridge Technologies, Inc.                               608,158   3,034,708        0.0%
#*  Liquidity Services, Inc.                                     50,261     280,456        0.0%
#   Littelfuse, Inc.                                            212,231  24,720,667        0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Lumentum Holdings, Inc.                                   267,995 $ 6,780,273        0.1%
#*  M/A-COM Technology Solutions Holdings, Inc.               355,067  14,518,690        0.1%
#*  Magnachip Semiconductor Corp.                              70,578     364,182        0.0%
#*  Manhattan Associates, Inc.                                350,563  21,223,084        0.2%
    ManTech International Corp. Class A                       185,805   6,280,209        0.1%
    Marchex, Inc. Class B                                     134,244     570,537        0.0%
#*  Marin Software, Inc.                                        7,200      18,432        0.0%
#*  Mattersight Corp.                                          26,897     106,243        0.0%
#*  Mattson Technology, Inc.                                  428,552   1,564,215        0.0%
#   MAXIMUS, Inc.                                             211,762  11,202,210        0.1%
*   MaxLinear, Inc. Class A                                    83,367   1,396,397        0.0%
*   Maxwell Technologies, Inc.                                203,275   1,305,025        0.0%
#*  MeetMe, Inc.                                              196,820     673,124        0.0%
    Mentor Graphics Corp.                                     981,053  19,581,818        0.2%
#   Mesa Laboratories, Inc.                                    26,717   2,692,539        0.0%
#   Methode Electronics, Inc.                                 342,913  10,194,803        0.1%
#*  Microsemi Corp.                                           694,684  23,473,372        0.2%
*   MicroStrategy, Inc. Class A                                92,494  16,586,024        0.2%
    MKS Instruments, Inc.                                     496,769  17,814,136        0.2%
    MOCON, Inc.                                                23,794     352,151        0.0%
#*  ModusLink Global Solutions, Inc.                          341,067     497,958        0.0%
*   MoneyGram International, Inc.                             107,862     663,351        0.0%
#   Monolithic Power Systems, Inc.                            202,516  12,641,049        0.1%
    Monotype Imaging Holdings, Inc.                           364,374   8,027,159        0.1%
#*  Monster Worldwide, Inc.                                   796,755   2,549,616        0.0%
#*  MoSys, Inc.                                                33,307      15,991        0.0%
*   MRV Communications, Inc.                                   35,121     349,454        0.0%
#   MTS Systems Corp.                                         137,735   7,743,462        0.1%
*   Multi-Fineline Electronix, Inc.                           161,558   3,715,834        0.0%
#*  Nanometrics, Inc.                                         211,106   3,770,353        0.0%
*   NAPCO Security Technologies, Inc.                         122,355     724,342        0.0%
    NCI, Inc. Class A                                          63,549     918,919        0.0%
*   NCR Corp.                                                 181,697   5,285,566        0.1%
#*  NeoPhotonics Corp.                                        375,374   4,500,734        0.1%
#*  NETGEAR, Inc.                                             318,166  13,490,238        0.1%
#*  NetScout Systems, Inc.                                    256,314   5,705,550        0.1%
*   Newport Corp.                                             320,885   7,377,146        0.1%
    NIC, Inc.                                                 623,564  11,043,318        0.1%
#*  Novatel Wireless, Inc.                                    151,129     231,227        0.0%
#*  Numerex Corp. Class A                                      47,759     366,789        0.0%
    NVE Corp.                                                   6,537     375,093        0.0%
#*  Oclaro, Inc.                                              263,176   1,329,039        0.0%
    Omtool, Ltd.                                                3,470      11,295        0.0%
#*  Onvia, Inc.                                                 2,306       8,209        0.0%
    Optical Cable Corp.                                        26,264      65,923        0.0%
#*  OSI Systems, Inc.                                         185,398   9,434,904        0.1%
*   PAR Technology Corp.                                       65,250     416,947        0.0%
    Park Electrochemical Corp.                                126,340   2,060,605        0.0%
#*  Paycom Software, Inc.                                     537,777  20,548,459        0.2%
    PC Connection, Inc.                                        50,404   1,198,103        0.0%
    PC-Tel, Inc.                                               58,100     260,288        0.0%
*   PCM, Inc.                                                  42,066     403,413        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
*   PDF Solutions, Inc.                                         261,926 $ 3,522,905        0.0%
    Pegasystems, Inc.                                           630,760  16,645,756        0.2%
#*  Perceptron, Inc.                                             68,704     316,725        0.0%
*   Perficient, Inc.                                            336,911   7,034,702        0.1%
#*  PFSweb, Inc.                                                170,695   2,406,799        0.0%
#*  Photronics, Inc.                                            454,219   4,805,637        0.1%
*   Planet Payment, Inc.                                        206,515     828,125        0.0%
    Plantronics, Inc.                                           313,874  12,068,455        0.1%
*   Plexus Corp.                                                262,434  10,959,244        0.1%
*   Polycom, Inc.                                             1,106,413  13,221,635        0.1%
    Power Integrations, Inc.                                    258,190  12,457,667        0.1%
*   PRGX Global, Inc.                                           142,573     690,053        0.0%
*   Prism Technologies Group, Inc.                                1,533         521        0.0%
*   Progress Software Corp.                                     477,865  12,195,115        0.1%
    QAD, Inc. Class A                                           117,997   2,313,921        0.0%
    QAD, Inc. Class B                                            15,510     252,348        0.0%
*   QLogic Corp.                                                786,638  10,297,091        0.1%
*   Qualstar Corp.                                               25,800      12,436        0.0%
#*  Qualys, Inc.                                                127,109   3,200,605        0.0%
#*  QuinStreet, Inc.                                            201,511     709,319        0.0%
*   Qumu Corp.                                                   38,807     192,871        0.0%
#*  Rackspace Hosting, Inc.                                      30,688     701,835        0.0%
*   Radisys Corp.                                               188,532     840,853        0.0%
#*  Rambus, Inc.                                              1,010,084  11,737,176        0.1%
#*  RealNetworks, Inc.                                          275,425   1,255,938        0.0%
    Reis, Inc.                                                   91,072   2,292,282        0.0%
*   Relm Wireless Corp.                                          30,643     152,602        0.0%
*   RetailMeNot, Inc.                                           118,648   1,000,203        0.0%
#   RF Industries, Ltd.                                          35,415      91,371        0.0%
#   Richardson Electronics, Ltd.                                 60,202     313,050        0.0%
#*  Rightside Group, Ltd.                                        19,068     172,375        0.0%
#*  Rocket Fuel, Inc.                                             5,395      15,430        0.0%
*   Rofin-Sinar Technologies, Inc.                              207,450   6,677,815        0.1%
#*  Rogers Corp.                                                151,668   8,699,676        0.1%
*   Rosetta Stone, Inc.                                         149,250   1,186,537        0.0%
#*  Rovi Corp.                                                  807,860  14,234,493        0.1%
#*  Rubicon Project, Inc. (The)                                  16,081     311,489        0.0%
*   Ruckus Wireless, Inc.                                       135,720   1,864,793        0.0%
*   Rudolph Technologies, Inc.                                  311,535   4,320,990        0.1%
*   Sanmina Corp.                                               661,833  15,652,350        0.1%
*   ScanSource, Inc.                                            219,085   8,912,378        0.1%
    Science Applications International Corp.                    437,385  23,220,770        0.2%
*   SciQuest, Inc.                                               35,646     492,628        0.0%
#*  Seachange International, Inc.                               317,704   1,185,036        0.0%
*   Semtech Corp.                                               594,173  12,857,904        0.1%
#*  ServiceSource International, Inc.                           150,999     608,526        0.0%
*   Sevcon, Inc.                                                  7,783      86,858        0.0%
*   ShoreTel, Inc.                                              631,763   3,866,390        0.0%
#*  Shutterstock, Inc.                                           21,628     887,181        0.0%
#*  Sigma Designs, Inc.                                         326,079   2,064,080        0.0%
*   Sigmatron International, Inc.                                 2,200      13,530        0.0%
#*  Silicon Graphics International Corp.                         15,391      68,952        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  Silicon Laboratories, Inc.                                  391,443 $18,319,532        0.2%
#*  Silver Spring Networks, Inc.                                122,617   1,722,769        0.0%
*   SMTC Corp.                                                   18,570      29,898        0.0%
#*  SolarEdge Technologies, Inc.                                 18,705     501,107        0.0%
*   Sonic Foundry, Inc.                                           9,010      66,404        0.0%
#*  Sonus Networks, Inc.                                        493,537   4,076,616        0.0%
*   Spark Networks, Inc.                                          5,541      13,021        0.0%
#*  Stamps.com, Inc.                                            125,812  10,361,876        0.1%
*   StarTek, Inc.                                                50,089     205,365        0.0%
#*  SunPower Corp.                                              373,571   7,523,720        0.1%
#*  Super Micro Computer, Inc.                                  459,751  12,371,899        0.1%
*   Support.com, Inc.                                           225,111     193,595        0.0%
*   Sykes Enterprises, Inc.                                     411,114  11,983,973        0.1%
*   Synacor, Inc.                                                14,700      21,462        0.0%
#*  Synaptics, Inc.                                             349,363  24,996,923        0.2%
#*  Synchronoss Technologies, Inc.                              355,517  11,045,913        0.1%
#   SYNNEX Corp.                                                312,895  25,835,740        0.2%
#*  Systemax, Inc.                                              134,706   1,219,089        0.0%
#*  Take-Two Interactive Software, Inc.                         497,211  16,994,672        0.2%
#*  Tangoe, Inc.                                                 33,353     294,173        0.0%
*   Tech Data Corp.                                             337,111  23,156,155        0.2%
#*  TechTarget, Inc.                                            104,880     813,869        0.0%
*   Telenav, Inc.                                               292,636   1,668,025        0.0%
    TeleTech Holdings, Inc.                                     416,839  11,583,956        0.1%
    Tessco Technologies, Inc.                                    46,989     779,078        0.0%
#   Tessera Technologies, Inc.                                  459,009  13,182,738        0.1%
#*  TiVo, Inc.                                                  925,117   9,232,668        0.1%
#   TransAct Technologies, Inc.                                  44,457     387,220        0.0%
    Travelport Worldwide, Ltd.                                  303,982   4,240,549        0.0%
#*  Travelzoo, Inc.                                              68,208     520,427        0.0%
*   Tremor Video, Inc.                                           20,770      41,748        0.0%
*   Trio-Tech International                                       3,256      10,745        0.0%
*   TSR, Inc.                                                     5,056      19,718        0.0%
#*  TTM Technologies, Inc.                                      598,786   3,904,085        0.0%
#*  Ubiquiti Networks, Inc.                                     595,573  21,214,310        0.2%
#*  Ultra Clean Holdings, Inc.                                  184,375   1,049,094        0.0%
#*  Ultratech, Inc.                                             254,837   5,527,415        0.1%
#*  Unisys Corp.                                                348,076   2,683,666        0.0%
#*  United Online, Inc.                                         100,319   1,086,455        0.0%
*   Universal Security Instruments, Inc.                          1,595       6,364        0.0%
#*  Unwired Planet, Inc.                                         14,899     120,086        0.0%
#*  USA Technologies, Inc.                                       16,830      73,715        0.0%
*   VASCO Data Security International, Inc.                     125,817   2,180,409        0.0%
#*  Veeco Instruments, Inc.                                     311,667   5,737,789        0.1%
#*  VeriFone Systems, Inc.                                      525,074  14,943,606        0.1%
*   Verint Systems, Inc.                                        344,706  11,664,851        0.1%
#*  ViaSat, Inc.                                                383,558  29,418,899        0.3%
#*  Viavi Solutions, Inc.                                     1,676,572  10,914,484        0.1%
*   Vicon Industries, Inc.                                       14,689      13,220        0.0%
#*  Virtusa Corp.                                               276,229   9,817,179        0.1%
#   Vishay Intertechnology, Inc.                                978,386  11,897,174        0.1%
*   Vishay Precision Group, Inc.                                 89,987   1,346,206        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Information Technology -- (Continued)
    Wayside Technology Group, Inc.                                8,712 $      143,748        0.0%
#*  Web.com Group, Inc.                                         485,192      9,698,988        0.1%
#*  WebMD Health Corp.                                          394,063     24,723,513        0.2%
*   Westell Technologies, Inc. Class A                          291,809        356,007        0.0%
#*  WEX, Inc.                                                    17,198      1,625,039        0.0%
*   Wireless Telecom Group, Inc.                                 64,760         90,664        0.0%
*   Xcerra Corp.                                                367,369      2,167,477        0.0%
*   XO Group, Inc.                                              219,437      3,875,257        0.0%
*   Xplore Technologies Corp.                                     1,000          3,230        0.0%
*   Xura, Inc.                                                   28,683        642,212        0.0%
*   Yelp, Inc.                                                   46,853        983,913        0.0%
#*  Zhone Technologies, Inc.                                     37,543         43,174        0.0%
#*  Zix Corp.                                                   547,152      2,040,877        0.0%
#*  Zynga, Inc. Class A                                       6,948,682     16,537,863        0.2%
                                                                        --------------       ----
Total Information Technology                                             2,010,543,407       16.9%
                                                                        --------------       ----
Materials -- (4.2%)
    A Schulman, Inc.                                            245,470      6,846,158        0.1%
#*  A. M. Castle & Co.                                           94,594        300,809        0.0%
#   AEP Industries, Inc.                                         45,614      2,811,191        0.0%
#*  AK Steel Holding Corp.                                      840,898      3,935,403        0.0%
*   American Biltrite, Inc.                                          62         16,213        0.0%
#   American Vanguard Corp.                                     240,153      3,974,532        0.0%
    Ampco-Pittsburgh Corp.                                       43,178        824,268        0.0%
    Axiall Corp.                                                323,949      7,628,999        0.1%
#   Balchem Corp.                                               307,399     18,862,003        0.2%
*   Boise Cascade Co.                                           296,489      6,187,725        0.1%
    Cabot Corp.                                                 316,404     15,437,351        0.1%
#   Calgon Carbon Corp.                                         473,002      7,752,503        0.1%
#   Carpenter Technology Corp.                                  136,881      4,846,956        0.0%
#*  Century Aluminum Co.                                        648,316      5,718,147        0.1%
#   Chase Corp.                                                  41,467      2,334,177        0.0%
*   Chemtura Corp.                                              681,511     18,980,081        0.2%
*   Clearwater Paper Corp.                                      154,915      9,254,622        0.1%
#*  Cliffs Natural Resources, Inc.                               67,957        358,133        0.0%
#*  Codexis, Inc.                                                18,572         58,502        0.0%
*   Coeur Mining, Inc.                                          616,538      4,993,958        0.0%
#   Commercial Metals Co.                                       938,135     16,811,379        0.1%
#   Compass Minerals International, Inc.                        337,853     25,325,461        0.2%
#*  Contango ORE, Inc.                                            4,405         62,771        0.0%
*   Core Molding Technologies, Inc.                              58,968        691,695        0.0%
#   Deltic Timber Corp.                                         106,517      6,657,313        0.1%
    Detrex Corp.                                                    500         13,500        0.0%
    Domtar Corp.                                                551,242     21,299,991        0.2%
#   Eagle Materials, Inc.                                       175,423     13,002,353        0.1%
*   Ferro Corp.                                                 712,988      9,083,467        0.1%
    Ferroglobe P.L.C.                                           529,760      5,398,254        0.1%
    Flamemaster Corp.                                               189          2,122        0.0%
#*  Flotek Industries, Inc.                                     308,361      2,914,011        0.0%
    Friedman Industries, Inc.                                    38,738        239,788        0.0%
    FutureFuel Corp.                                            263,187      2,958,222        0.0%
#   Gold Resource Corp.                                           2,596          8,541        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Materials -- (Continued)
#   Greif, Inc. Class A                                          99,818 $ 3,463,685        0.0%
    Greif, Inc. Class B                                             258      11,891        0.0%
*   Handy & Harman, Ltd.                                          7,068     193,875        0.0%
#   Hawkins, Inc.                                                62,472   2,444,529        0.0%
#   Haynes International, Inc.                                   80,622   3,025,744        0.0%
#   HB Fuller Co.                                               459,361  20,542,624        0.2%
#*  Headwaters, Inc.                                            698,896  13,984,909        0.1%
#   Hecla Mining Co.                                          1,474,684   6,355,888        0.1%
    Huntsman Corp.                                               95,649   1,505,515        0.0%
    Innophos Holdings, Inc.                                     166,984   6,171,729        0.1%
    Innospec, Inc.                                              238,339  11,526,074        0.1%
#*  Intrepid Potash, Inc.                                       186,728     239,012        0.0%
    Kaiser Aluminum Corp.                                       159,179  15,094,945        0.1%
#   KapStone Paper and Packaging Corp.                          747,709  11,881,096        0.1%
    KMG Chemicals, Inc.                                          85,905   2,035,089        0.0%
*   Koppers Holdings, Inc.                                      191,082   4,801,891        0.0%
*   Kraton Performance Polymers, Inc.                           266,472   6,051,579        0.1%
#   Kronos Worldwide, Inc.                                      170,893   1,136,438        0.0%
#*  Louisiana-Pacific Corp.                                   1,215,348  20,660,916        0.2%
#*  LSB Industries, Inc.                                        168,848   2,222,040        0.0%
#   Materion Corp.                                              143,380   4,156,586        0.0%
#   McEwen Mining, Inc.                                         113,975     296,335        0.0%
    Mercer International, Inc.                                  394,537   3,314,111        0.0%
    Minerals Technologies, Inc.                                 305,867  18,321,433        0.2%
    Myers Industries, Inc.                                      280,366   3,779,334        0.0%
    Neenah Paper, Inc.                                          153,716  10,005,374        0.1%
*   Northern Technologies International Corp.                    17,945     262,894        0.0%
#   Olin Corp.                                                  578,868  12,613,534        0.1%
#   Olympic Steel, Inc.                                          79,137   1,790,079        0.0%
*   OMNOVA Solutions, Inc.                                      303,601   2,170,747        0.0%
    PH Glatfelter Co.                                           221,129   5,070,488        0.0%
#   PolyOne Corp.                                               793,039  28,533,543        0.2%
    Quaker Chemical Corp.                                       121,108  10,785,879        0.1%
#   Rayonier Advanced Materials, Inc.                            92,092     943,943        0.0%
*   Real Industry, Inc.                                          20,271     179,196        0.0%
#*  Rentech, Inc.                                                 8,946      31,043        0.0%
#*  Resolute Forest Products, Inc.                              191,910   1,114,997        0.0%
    Schnitzer Steel Industries, Inc. Class A                    252,519   5,206,942        0.1%
    Schweitzer-Mauduit International, Inc.                      288,206   9,911,404        0.1%
    Sensient Technologies Corp.                                 431,359  29,008,893        0.3%
#   Silgan Holdings, Inc.                                        22,681   1,150,834        0.0%
    Stepan Co.                                                  185,804  11,387,927        0.1%
#*  Stillwater Mining Co.                                       855,563  10,437,869        0.1%
    SunCoke Energy, Inc.                                        465,733   3,460,396        0.0%
    Synalloy Corp.                                               18,584     157,406        0.0%
    TimkenSteel Corp.                                           117,016   1,490,784        0.0%
*   Trecora Resources                                           133,679   1,530,625        0.0%
    Tredegar Corp.                                              120,432   1,922,095        0.0%
#   Tronox, Ltd. Class A                                        239,107   1,740,699        0.0%
*   UFP Technologies, Inc.                                        4,180     103,873        0.0%
#   United States Lime & Minerals, Inc.                          28,260   1,513,888        0.0%
#   United States Steel Corp.                                 1,315,040  25,130,414        0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Materials -- (Continued)
#*           Universal Stainless & Alloy Products, Inc.                   34,173 $    445,274        0.0%
#*           US Concrete, Inc.                                           142,322    8,789,807        0.1%
#            Valhi, Inc.                                                  46,472       91,550        0.0%
             Vulcan International Corp.                                      700       35,875        0.0%
*            Webco Industries, Inc.                                          600       25,050        0.0%
#            Worthington Industries, Inc.                                581,075   21,935,581        0.2%
                                                                                 ------------        ---
Total Materials                                                                   597,786,770        5.0%
                                                                                 ------------        ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                   800           --        0.0%
(degrees)*   Concord Camera Corp. Escrow Shares                          113,476           --        0.0%
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares                             1,300           --        0.0%
(degrees)*   FRD Acquisition Co. Escrow Shares                           106,674           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       166,622           --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                 6,900           --        0.0%
                                                                                 ------------        ---
Total Other                                                                                --        0.0%
                                                                                 ------------        ---
Real Estate Investment Trusts -- (0.0%)
             Gaming and Leisure Properties, Inc.                          89,532    2,935,761        0.0%
                                                                                 ------------        ---
Telecommunication Services -- (0.8%)
#*           8x8, Inc.                                                    95,272    1,080,384        0.0%
*            Alaska Communications Systems Group, Inc.                    89,434      161,876        0.0%
             Atlantic Tele-Network, Inc.                                 125,783    9,045,056        0.1%
#*           Boingo Wireless, Inc.                                       304,733    2,343,397        0.0%
#*           Cincinnati Bell, Inc.                                     1,922,279    7,343,106        0.1%
#            Cogent Communications Holdings, Inc.                        452,699   17,519,451        0.2%
#            Consolidated Communications Holdings, Inc.                  459,550   10,863,762        0.1%
#*           FairPoint Communications, Inc.                               34,431      456,555        0.0%
#*           General Communication, Inc. Class A                         342,555    5,789,179        0.1%
#*           Hawaiian Telcom Holdco, Inc.                                 15,514      357,287        0.0%
#            IDT Corp. Class B                                           174,275    2,673,378        0.0%
             Inteliquent, Inc.                                           319,018    5,292,509        0.0%
#*           Intelsat SA                                                  98,676      389,770        0.0%
#*           Iridium Communications, Inc.                                190,546    1,537,706        0.0%
*            Lumos Networks Corp.                                        163,478    2,084,345        0.0%
#*           NTELOS Holdings Corp.                                       164,241    1,519,229        0.0%
#*           ORBCOMM, Inc.                                               539,693    5,348,358        0.1%
#            Shenandoah Telecommunications Co.                           474,382   13,610,020        0.1%
             Spok Holdings, Inc.                                         142,155    2,415,213        0.0%
#*           Straight Path Communications, Inc. Class B                   56,353    2,062,520        0.0%
             Telephone & Data Systems, Inc.                              538,557   15,925,130        0.1%
*            United States Cellular Corp.                                 19,343      824,786        0.0%
#*           Vonage Holdings Corp.                                     1,709,509    7,983,407        0.1%
                                                                                 ------------        ---
Total Telecommunication Services                                                  116,626,424        1.0%
                                                                                 ------------        ---
Utilities -- (3.9%)
#            ALLETE, Inc.                                                471,142   26,473,469        0.2%
#            American States Water Co.                                   360,580   15,032,580        0.1%
#            Artesian Resources Corp. Class A                             47,841    1,291,229        0.0%
#            Atlantic Power Corp.                                        249,339      663,242        0.0%
#            Avangrid, Inc.                                              109,591    4,394,599        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                                                 OF NET
                                                                       SHARES      VALUE+       ASSETS**
                                                                       ------- --------------- ----------
Utilities -- (Continued)
#            Avista Corp.                                              605,432 $    24,259,660        0.2%
#            Black Hills Corp.                                         493,078      29,875,596        0.3%
#            California Water Service Group                            467,730      13,063,699        0.1%
#            Chesapeake Utilities Corp.                                140,505       8,362,858        0.1%
#            Connecticut Water Service, Inc.                           101,300       4,763,126        0.0%
             Consolidated Water Co., Ltd.                               45,451         631,314        0.0%
             Delta Natural Gas Co., Inc.                                16,144         413,286        0.0%
#*           Dynegy, Inc.                                                1,300          22,919        0.0%
             El Paso Electric Co.                                      382,353      17,244,120        0.2%
             Empire District Electric Co. (The)                        381,150      12,833,321        0.1%
             Gas Natural, Inc.                                          57,002         416,115        0.0%
#            Genie Energy, Ltd. Class B                                 91,024         670,847        0.0%
#            Hawaiian Electric Industries, Inc.                        380,639      12,443,089        0.1%
#            IDACORP, Inc.                                             394,859      28,718,095        0.3%
#            MGE Energy, Inc.                                          317,929      15,848,761        0.1%
#            Middlesex Water Co.                                       137,170       5,017,679        0.1%
#            New Jersey Resources Corp.                                789,721      28,177,245        0.2%
#            Northwest Natural Gas Co.                                 267,473      13,785,558        0.1%
#            NorthWestern Corp.                                        471,107      26,777,722        0.2%
             NRG Yield, Inc. Class A                                   118,532       1,793,389        0.0%
#            NRG Yield, Inc. Class C                                   183,639       2,971,279        0.0%
#            ONE Gas, Inc.                                             480,605      28,100,974        0.2%
#            Ormat Technologies, Inc.                                   89,791       3,896,929        0.0%
#            Otter Tail Corp.                                          341,484       9,875,717        0.1%
#            Pattern Energy Group, Inc.                                467,612       9,819,852        0.1%
             Piedmont Natural Gas Co., Inc.                            492,406      29,445,879        0.3%
#            PNM Resources, Inc.                                       777,325      24,625,656        0.2%
             Portland General Electric Co.                             690,542      27,428,328        0.2%
             RGC Resources, Inc.                                         6,328         142,127        0.0%
#            SJW Corp.                                                 192,937       6,638,962        0.1%
#            South Jersey Industries, Inc.                             671,771      18,749,129        0.2%
             Southwest Gas Corp.                                       436,198      28,313,612        0.2%
             Spark Energy, Inc. Class A                                 22,065         568,836        0.0%
#            Spire, Inc.                                               428,728      27,421,443        0.2%
#*           Talen Energy Corp.                                         13,224         154,192        0.0%
             Unitil Corp.                                              131,029       5,178,266        0.1%
#            WGL Holdings, Inc.                                        427,325      29,011,094        0.3%
#            York Water Co. (The)                                       86,724       2,571,367        0.0%
                                                                               ---------------       ----
Total Utilities                                                                    547,887,160        4.6%
                                                                               ---------------       ----
TOTAL COMMON STOCKS                                                             11,763,730,691       99.0%
                                                                               ---------------       ----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                  10,595              --        0.0%
                                                                               ---------------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                  2,560              --        0.0%
(degrees)*   Community Health Systems, Inc. Contingent Value Rights    680,526           4,083        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                     10,055           1,174        0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights             22,027              --        0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                         SHARES        VALUE+       ASSETS**
                                                                       ----------- --------------- ----------
(degrees)#*  Leap Wireless International, Inc. Contingent Value Rights     246,684 $            --        0.0%
                                                                                   ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                        5,257        0.0%
                                                                                   ---------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       -----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)    Capital Properties, Inc., 5.000%                                2,340           2,027        0.0%
Health Care -- (0.0%)
(degrees)#   Catalyst Biosciences, Inc.                                     49,052          48,071        0.0%
                                                                                   ---------------      -----
TOTAL BONDS                                                                                 50,098        0.0%
                                                                                   ---------------      -----
TOTAL INVESTMENT SECURITIES                                                         11,763,786,046
                                                                                   ---------------

                                                                         SHARES
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
             State Street Institutional Liquid Reserves, 0.455%        147,100,614     147,100,614        1.2%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@         DFA Short Term Investment Fund                            194,586,049   2,251,360,585       19.0%
                                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,292,426,878)                               $14,162,247,245      119.2%
                                                                                   ===============      =====

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                   --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary          $ 2,078,586,323 $        9,604   --    $ 2,078,595,927
   Consumer Staples                    500,166,739             --   --        500,166,739
   Energy                              454,584,173         13,628   --        454,597,801
   Financials                        2,285,025,330             --   --      2,285,025,330
   Health Care                       1,058,758,682             --   --      1,058,758,682
   Industrials                       2,110,806,690             --   --      2,110,806,690
   Information Technology            2,010,543,407             --   --      2,010,543,407
   Materials                           597,786,770             --   --        597,786,770
   Other                                        --             --   --                 --
   Real Estate Investment Trusts         2,935,761             --   --          2,935,761
   Telecommunication Services          116,626,424             --   --        116,626,424
   Utilities                           547,887,160             --   --        547,887,160
Preferred Stocks
   Other                                        --             --   --                 --
Rights/Warrants                                 --          5,257   --              5,257
Bonds
   Financials                                   --          2,027   --              2,027
   Health Care                                  --         48,071   --             48,071
Temporary Cash Investments             147,100,614             --   --        147,100,614
Securities Lending Collateral                   --  2,251,360,585   --      2,251,360,585
Futures Contracts**                      5,063,656             --   --          5,063,656
                                   --------------- --------------   --    ---------------
TOTAL                              $11,915,871,729 $2,251,439,172   --    $14,167,310,901
                                   =============== ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
COMMON STOCKS -- (86.0%)

Consumer Discretionary -- (14.5%)
#*          1-800-Flowers.com, Inc. Class A                           335,205 $ 2,631,359        0.1%
            A.H. Belo Corp. Class A                                   237,810   1,172,403        0.0%
            AMCON Distributing Co.                                      5,690     488,856        0.0%
#*          America's Car-Mart, Inc.                                  100,422   2,668,213        0.1%
#*          American Axle & Manufacturing Holdings, Inc.              698,085  10,827,298        0.2%
*           American Public Education, Inc.                           126,633   2,932,820        0.1%
#           Arctic Cat, Inc.                                          127,344   2,117,731        0.1%
            Ark Restaurants Corp.                                      36,613     742,146        0.0%
#*          Ascent Capital Group, Inc. Class A                         59,363     894,600        0.0%
*           Ballantyne Strong, Inc.                                   100,209     452,945        0.0%
#*          Barnes & Noble Education, Inc.                            382,048   3,575,969        0.1%
#           Barnes & Noble, Inc.                                      556,631   6,540,414        0.1%
            Bassett Furniture Industries, Inc.                         87,841   2,592,188        0.1%
            Beasley Broadcast Group, Inc. Class A                      65,543     251,030        0.0%
#*          Beazer Homes USA, Inc.                                    119,800     984,756        0.0%
#           bebe stores, Inc.                                         139,819      78,690        0.0%
#*          Belmond, Ltd. Class A                                     429,268   3,932,095        0.1%
*           BFC Financial Corp. Class A                                62,630     181,001        0.0%
(degrees)*  Big 4 Ranch, Inc.                                          35,000          --        0.0%
            Big 5 Sporting Goods Corp.                                199,918   2,417,009        0.1%
*           Biglari Holdings, Inc.                                         54      20,193        0.0%
#*          BJ's Restaurants, Inc.                                    296,368  13,218,013        0.3%
#*          Black Diamond, Inc.                                       137,350     583,738        0.0%
            Blue Nile, Inc.                                           119,023   3,068,413        0.1%
#           Bob Evans Farms, Inc.                                     243,111  11,071,275        0.2%
#           Bon-Ton Stores, Inc. (The)                                107,029     249,378        0.0%
#           Bowl America, Inc. Class A                                 55,406     801,171        0.0%
*           Bravo Brio Restaurant Group, Inc.                         149,500   1,101,815        0.0%
*           Bridgepoint Education, Inc.                               111,401   1,062,766        0.0%
#*          Build-A-Bear Workshop, Inc.                               149,662   1,971,049        0.0%
            Caleres, Inc.                                             491,222  12,383,707        0.3%
            Callaway Golf Co.                                         888,262   8,296,367        0.2%
#*          Cambium Learning Group, Inc.                              100,129     455,587        0.0%
            Canterbury Park Holding Corp.                              24,493     263,300        0.0%
#           Capella Education Co.                                     105,390   5,829,121        0.1%
#*          Career Education Corp.                                    457,725   2,444,251        0.1%
*           Carmike Cinemas, Inc.                                     221,479   6,642,155        0.1%
#           Carriage Services, Inc.                                   195,152   4,767,563        0.1%
*           Carrols Restaurant Group, Inc.                            368,382   5,124,194        0.1%
#           Cato Corp. (The) Class A                                  295,305  10,805,210        0.2%
#*          Cavco Industries, Inc.                                     71,662   6,284,041        0.1%
#*          Central European Media Enterprises, Ltd. Class A           37,076      98,622        0.0%
*           Century Casinos, Inc.                                       9,163      54,703        0.0%
#*          Century Communities, Inc.                                   6,873     118,491        0.0%
*           Charles & Colvard, Ltd.                                    45,430      54,516        0.0%
#*          Cherokee, Inc.                                             83,205   1,301,326        0.0%
#           Chico's FAS, Inc.                                          38,938     491,008        0.0%
#           Children's Place, Inc. (The)                              251,866  19,622,880        0.4%
#*          Christopher & Banks Corp.                                 206,719     537,469        0.0%
#*          Chuy's Holdings, Inc.                                     153,028   4,673,475        0.1%
            Citi Trends, Inc.                                         151,254   2,716,522        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Clear Channel Outdoor Holdings, Inc. Class A                2,038 $    10,414        0.0%
#   ClubCorp Holdings, Inc.                                   215,124   2,871,905        0.1%
#   Collectors Universe, Inc.                                  58,754   1,021,732        0.0%
#*  Conn's, Inc.                                              289,244   3,974,213        0.1%
*   Container Store Group, Inc. (The)                           3,441      24,431        0.0%
*   Cooper-Standard Holding, Inc.                              60,145   4,637,781        0.1%
#   Core-Mark Holding Co., Inc.                               213,399  17,426,162        0.4%
#*  Crocs, Inc.                                               672,500   5,615,375        0.1%
*   Crown Media Holdings, Inc. Class A                        198,749   1,007,657        0.0%
#   CSS Industries, Inc.                                       52,055   1,455,458        0.0%
#   Culp, Inc.                                                182,183   4,780,482        0.1%
*   Cumulus Media, Inc. Class A                               537,573     199,762        0.0%
#*  Daily Journal Corp.                                           200      39,280        0.0%
#*  Dave & Buster's Entertainment, Inc.                        14,407     557,551        0.0%
#*  Del Frisco's Restaurant Group, Inc.                       134,804   2,147,428        0.1%
*   Delta Apparel, Inc.                                        77,201   1,563,320        0.0%
*   Denny's Corp.                                             498,449   4,929,661        0.1%
    Destination Maternity Corp.                                92,280     643,192        0.0%
#*  Destination XL Group, Inc.                                374,540   2,011,280        0.0%
    DeVry Education Group, Inc.                                15,977     277,201        0.0%
#   DineEquity, Inc.                                          120,585  10,370,310        0.2%
*   Dixie Group, Inc. (The)                                   109,636     517,482        0.0%
*   Dorman Products, Inc.                                      67,485   3,630,018        0.1%
    Dover Motorsports, Inc.                                   168,371     387,253        0.0%
    Drew Industries, Inc.                                     254,564  16,503,384        0.3%
#   Educational Development Corp.                              36,900     526,563        0.0%
#*  El Pollo Loco Holdings, Inc.                               17,243     227,435        0.0%
*   Eldorado Resorts, Inc.                                     14,473     189,741        0.0%
*   Emerson Radio Corp.                                       199,992     159,994        0.0%
*   Emmis Communications Corp. Class A                        144,244      85,104        0.0%
#*  Entercom Communications Corp. Class A                     348,327   3,950,028        0.1%
#   Entravision Communications Corp. Class A                  935,250   7,435,237        0.2%
#   Escalade, Inc.                                             64,120     764,952        0.0%
#   Ethan Allen Interiors, Inc.                               318,756  10,850,454        0.2%
#*  EVINE Live, Inc.                                          180,543     278,036        0.0%
#*  EW Scripps Co. (The) Class A                              628,361   9,538,520        0.2%
#*  Express, Inc.                                             679,762  12,358,073        0.3%
#*  Famous Dave's of America, Inc.                             49,905     290,447        0.0%
#*  Fiesta Restaurant Group, Inc.                             287,433   9,229,474        0.2%
#   Finish Line, Inc. (The) Class A                           525,227  10,373,233        0.2%
#   Flanigan's Enterprises, Inc.                               20,756     383,778        0.0%
    Flexsteel Industries, Inc.                                 54,856   2,243,062        0.1%
*   Fox Factory Holding Corp.                                 263,135   4,554,867        0.1%
#*  Francesca's Holdings Corp.                                409,941   6,805,021        0.1%
#   Fred's, Inc. Class A                                      315,879   4,633,945        0.1%
*   FTD Cos., Inc.                                            178,681   4,969,119        0.1%
#*  Fuel Systems Solutions, Inc.                              160,244     849,293        0.0%
*   Full House Resorts, Inc.                                    3,377       5,471        0.0%
*   Gaiam, Inc. Class A                                        74,174     491,774        0.0%
*   Gaming Partners International Corp.                        14,659     132,664        0.0%
#*  Genesco, Inc.                                              96,859   6,700,706        0.1%
#*  Gentherm, Inc.                                            375,676  13,802,336        0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*          Global Eagle Entertainment, Inc.                           16,897 $   135,345        0.0%
#*          Gordmans Stores, Inc.                                      26,979      62,321        0.0%
*           Gray Television, Inc.                                     529,475   6,803,754        0.1%
*           Gray Television, Inc. Class A                              41,200     450,110        0.0%
*           Green Brick Partners, Inc.                                 17,221     126,919        0.0%
            Guess?, Inc.                                               11,598     212,823        0.0%
            Harte-Hanks, Inc.                                         457,860     833,305        0.0%
#           Haverty Furniture Cos., Inc.                              166,208   3,103,103        0.1%
            Haverty Furniture Cos., Inc. Class A                       18,855     356,360        0.0%
#*          Helen of Troy, Ltd.                                       162,124  16,136,202        0.3%
(degrees)*  Here Media, Inc.                                            9,920           1        0.0%
(degrees)*  Here Media, Inc. Special Shares                             9,920           1        0.0%
#*          hhgregg, Inc.                                             146,876     286,408        0.0%
#*          Hibbett Sports, Inc.                                      126,069   4,551,091        0.1%
#           Hooker Furniture Corp.                                     87,994   2,182,251        0.1%
*           Horizon Global Corp.                                      108,529   1,331,651        0.0%
#*          Ignite Restaurant Group, Inc.                               1,506       5,000        0.0%
*           Insignia Systems, Inc.                                     51,150     127,364        0.0%
#*          Installed Building Products, Inc.                          79,038   2,100,830        0.0%
#           International Speedway Corp. Class A                       16,038     537,113        0.0%
#           Interval Leisure Group, Inc.                              405,196   5,721,368        0.1%
*           Intrawest Resorts Holdings, Inc.                            8,410      72,662        0.0%
#*          iRobot Corp.                                              203,239   7,597,074        0.2%
*           Isle of Capri Casinos, Inc.                                44,167     658,088        0.0%
*           J Alexander's Holdings, Inc.                                1,350      13,905        0.0%
*           Jaclyn, Inc.                                               20,127     120,762        0.0%
#*          JAKKS Pacific, Inc.                                       155,145   1,163,587        0.0%
#*          Jamba, Inc.                                               154,075   2,001,434        0.0%
#           Johnson Outdoors, Inc. Class A                             65,549   1,581,697        0.0%
#*          K12, Inc.                                                 157,245   1,932,541        0.0%
#           KB Home                                                   406,777   5,519,964        0.1%
            Kirkland's, Inc.                                          186,548   3,063,118        0.1%
#*          Kona Grill, Inc.                                           70,419     937,981        0.0%
*           Koss Corp.                                                115,135     253,297        0.0%
#*          Krispy Kreme Doughnuts, Inc.                              750,994  13,074,806        0.3%
            La-Z-Boy, Inc.                                            582,277  15,063,506        0.3%
*           Lakeland Industries, Inc.                                  41,792     363,172        0.0%
(degrees)*  Lazare Kaplan International, Inc.                          81,643      81,643        0.0%
            Libbey, Inc.                                              250,863   4,666,052        0.1%
            Liberty Tax, Inc.                                           1,415      16,909        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A                 46,693   1,030,048        0.0%
            Lifetime Brands, Inc.                                     106,125   1,832,779        0.0%
#*          Lindblad Expeditions Holdings, Inc.                         4,149      41,490        0.0%
*           Loral Space & Communications, Inc.                         13,545     496,831        0.0%
*           Luby's, Inc.                                              247,470   1,244,774        0.0%
#*          M/I Homes, Inc.                                           191,445   3,848,044        0.1%
*           Malibu Boats, Inc. Class A                                 17,455     307,208        0.0%
            Marcus Corp. (The)                                        177,045   3,425,821        0.1%
#           Marine Products Corp.                                     333,731   2,733,257        0.1%
#*          MarineMax, Inc.                                           191,069   3,632,222        0.1%
#*          McClatchy Co. (The) Class A                               332,281     368,832        0.0%
            McRae Industries, Inc. Class A                              8,800     244,332        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   MDC Holdings, Inc.                                        337,986 $ 8,317,835        0.2%
*   Meritage Homes Corp.                                       74,993   2,552,012        0.1%
*   Modine Manufacturing Co.                                  358,146   3,871,558        0.1%
#*  Monarch Casino & Resort, Inc.                              84,716   1,609,604        0.0%
#*  Motorcar Parts of America, Inc.                           189,618   6,081,049        0.1%
#   Movado Group, Inc.                                        173,048   4,881,684        0.1%
*   MSG Networks, Inc. Class A                                352,365   6,021,918        0.1%
    NACCO Industries, Inc. Class A                             38,147   2,270,509        0.1%
*   Nathan's Famous, Inc.                                      55,586   2,474,133        0.1%
    National American University Holdings, Inc.                   584       1,250        0.0%
    National CineMedia, Inc.                                  618,587   8,783,935        0.2%
#*  Nautilus, Inc.                                            354,120   6,246,677        0.1%
#   New Media Investment Group, Inc.                           17,721     284,422        0.0%
*   New York & Co., Inc.                                      629,975   2,343,507        0.1%
#   Nexstar Broadcasting Group, Inc. Class A                  288,613  14,814,505        0.3%
*   Nobility Homes, Inc.                                       43,800     624,150        0.0%
#*  Noodles & Co.                                               2,395      26,704        0.0%
#   Nutrisystem, Inc.                                         341,924   7,529,166        0.2%
#*  Overstock.com, Inc.                                        69,318   1,011,350        0.0%
    Oxford Industries, Inc.                                   189,367  12,577,756        0.3%
    P&F Industries, Inc. Class A                                6,745      63,605        0.0%
#*  Papa Murphy's Holdings, Inc.                                1,900      23,864        0.0%
*   Pegasus Cos., Inc. (The)                                      566     223,570        0.0%
#*  Penn National Gaming, Inc.                                102,419   1,652,018        0.0%
*   Perfumania Holdings, Inc.                                  56,683     158,712        0.0%
#*  Perry Ellis International, Inc.                           116,950   2,227,897        0.1%
#   PetMed Express, Inc.                                      201,039   3,679,014        0.1%
#   Pier 1 Imports, Inc.                                      279,354   1,924,749        0.0%
#*  Popeyes Louisiana Kitchen, Inc.                           268,854  14,453,591        0.3%
*   Potbelly Corp.                                             29,409     419,078        0.0%
*   QEP Co., Inc.                                              33,487     545,001        0.0%
#*  Radio One, Inc. Class D                                   313,686     693,246        0.0%
#*  Rave Restaurant Group, Inc.                                31,578     157,574        0.0%
    RCI Hospitality Holdings, Inc.                             60,552     620,658        0.0%
#*  Reading International, Inc. Class A                       138,188   1,792,298        0.0%
#*  Reading International, Inc. Class B                        11,620     227,694        0.0%
*   Red Lion Hotels Corp.                                     153,291   1,210,999        0.0%
#*  Red Robin Gourmet Burgers, Inc.                           153,073   9,928,315        0.2%
*   Regis Corp.                                               365,059   4,990,357        0.1%
#   Rent-A-Center, Inc.                                        10,544     154,997        0.0%
    Rocky Brands, Inc.                                         55,746     671,739        0.0%
#*  Ruby Tuesday, Inc.                                        448,164   1,971,922        0.0%
#   Ruth's Hospitality Group, Inc.                            392,548   6,233,662        0.1%
#   Saga Communications, Inc. Class A                          51,688   2,173,480        0.1%
#   Salem Media Group, Inc.                                   167,151   1,298,763        0.0%
#   Scholastic Corp.                                            3,144     114,379        0.0%
#*  Scientific Games Corp. Class A                              7,693      76,315        0.0%
*   Sears Hometown and Outlet Stores, Inc.                      7,887      53,395        0.0%
#   SeaWorld Entertainment, Inc.                              127,955   2,550,143        0.1%
#*  Select Comfort Corp.                                      430,726  10,630,318        0.2%
*   Sequential Brands Group, Inc.                              11,007      61,089        0.0%
#*  Shiloh Industries, Inc.                                   147,392     950,678        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Shoe Carnival, Inc.                                       155,992 $ 3,998,075        0.1%
#*  Shutterfly, Inc.                                          191,030   8,783,559        0.2%
#*  Sizmek, Inc.                                              187,558     497,029        0.0%
*   Skullcandy, Inc.                                          177,023     603,648        0.0%
#*  Skyline Corp.                                              74,294     672,361        0.0%
#*  Smith & Wesson Holding Corp.                              413,527   9,027,294        0.2%
#   Sonic Automotive, Inc. Class A                            388,350   7,285,446        0.2%
#   Sonic Corp.                                               598,492  20,570,170        0.4%
*   Spanish Broadcasting System, Inc. Class A                  36,748     135,600        0.0%
    Spartan Motors, Inc.                                      175,741     854,101        0.0%
*   Spectrum Group International, Inc.                            278     227,265        0.0%
#   Speedway Motorsports, Inc.                                234,784   4,113,416        0.1%
*   Sportsman's Warehouse Holdings, Inc.                       43,374     493,596        0.0%
#   Stage Stores, Inc.                                        214,362   1,577,704        0.0%
    Standard Motor Products, Inc.                             255,634   9,077,563        0.2%
*   Stanley Furniture Co., Inc.                                51,183     131,028        0.0%
#   Stein Mart, Inc.                                          345,828   2,503,795        0.1%
*   Stoneridge, Inc.                                          241,526   3,444,161        0.1%
#   Strattec Security Corp.                                    29,752   1,573,881        0.0%
#*  Strayer Education, Inc.                                    79,249   3,933,920        0.1%
    Sturm Ruger & Co., Inc.                                   178,858  11,452,278        0.2%
    Superior Industries International, Inc.                   231,847   6,055,844        0.1%
#   Superior Uniform Group, Inc.                              112,846   2,146,331        0.1%
*   Sypris Solutions, Inc.                                    166,119     189,376        0.0%
#*  Tandy Leather Factory, Inc.                               101,284     714,052        0.0%
*   Tile Shop Holdings, Inc.                                   40,563     723,644        0.0%
*   Tilly's, Inc. Class A                                      33,543     210,985        0.0%
    Time, Inc.                                                 37,701     554,205        0.0%
*   TopBuild Corp.                                             30,418     949,650        0.0%
    Tower International, Inc.                                 147,770   3,391,321        0.1%
#*  Town Sports International Holdings, Inc.                   84,473     281,295        0.0%
*   Townsquare Media, Inc. Class A                              1,500      15,960        0.0%
*   Trans World Entertainment Corp.                           218,126     846,329        0.0%
    Tribune Publishing Co.                                      3,971      44,991        0.0%
#*  Tuesday Morning Corp.                                     297,777   2,584,704        0.1%
#*  Tumi Holdings, Inc.                                       229,985   6,136,000        0.1%
*   UCP, Inc. Class A                                          38,588     298,671        0.0%
*   Unifi, Inc.                                               158,494   4,082,805        0.1%
#*  Universal Electronics, Inc.                               170,277  11,308,096        0.2%
#   Universal Technical Institute, Inc.                       194,789     769,417        0.0%
*   US Auto Parts Network, Inc.                                62,898     203,790        0.0%
#*  Vera Bradley, Inc.                                        217,969   3,823,176        0.1%
#*  Vince Holding Corp.                                        22,454     138,766        0.0%
#*  Vitamin Shoppe, Inc.                                      293,412   8,030,686        0.2%
#*  VOXX International Corp.                                  167,348     751,393        0.0%
*   WCI Communities, Inc.                                      36,933     590,189        0.0%
#*  West Marine, Inc.                                         181,150   1,815,123        0.0%
#   Weyco Group, Inc.                                         109,555   3,071,922        0.1%
#*  William Lyon Homes Class A                                 88,438   1,246,976        0.0%
#   Winmark Corp.                                              54,273   5,166,790        0.1%
#   Winnebago Industries, Inc.                                292,140   6,321,910        0.1%
#*  Zagg, Inc.                                                237,796   1,904,746        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                              237,879 $  3,991,610        0.1%
                                                                      ------------       ----
Total Consumer Discretionary                                           826,050,544       16.7%
                                                                      ------------       ----
Consumer Staples -- (3.2%)
#   Alico, Inc.                                                67,264    1,944,602        0.1%
#*  Alliance One International, Inc.                           68,003    1,734,757        0.0%
#   Andersons, Inc. (The)                                     255,346    8,556,644        0.2%
*   Bridgford Foods Corp.                                      72,953      892,945        0.0%
#   Calavo Growers, Inc.                                      175,644   10,041,567        0.2%
*   CCA Industries, Inc.                                       35,363      117,759        0.0%
*   Central Garden & Pet Co.                                   75,174    1,223,081        0.0%
*   Central Garden & Pet Co. Class A                          313,113    5,100,611        0.1%
#*  Chefs' Warehouse, Inc. (The)                              100,684    1,940,181        0.0%
#   Coca-Cola Bottling Co. Consolidated                        73,233   11,671,143        0.2%
#*  Coffee Holding Co., Inc.                                   14,908       55,756        0.0%
#*  Craft Brew Alliance, Inc.                                  91,510      779,665        0.0%
#   Dean Foods Co.                                            598,629   10,314,378        0.2%
#*  Farmer Brothers Co.                                       105,668    3,192,230        0.1%
*   Glacier Water Services, Inc.                               23,971      287,652        0.0%
    Golden Enterprises, Inc.                                   99,219      568,525        0.0%
#   Ingles Markets, Inc. Class A                              153,902    5,551,245        0.1%
#   Inter Parfums, Inc.                                       290,970    8,909,501        0.2%
#*  Inventure Foods, Inc.                                      51,016      365,275        0.0%
#   J&J Snack Foods Corp.                                       4,727      478,042        0.0%
#   John B. Sanfilippo & Son, Inc.                             70,010    3,873,653        0.1%
#*  Landec Corp.                                              244,046    2,745,517        0.1%
#*  Lifevantage Corp.                                           5,000       45,150        0.0%
*   Lifeway Foods, Inc.                                       149,735    1,452,429        0.0%
#   Limoneira Co.                                               2,685       48,035        0.0%
#*  Mannatech, Inc.                                            10,017      208,754        0.0%
#   Medifast, Inc.                                            132,319    4,172,018        0.1%
#   MGP Ingredients, Inc.                                     124,530    3,290,083        0.1%
#*  National Beverage Corp.                                   396,141   18,515,630        0.4%
*   Natural Alternatives International, Inc.                   70,731      743,383        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   47,323      632,235        0.0%
#   Natural Health Trends Corp.                                 4,297      155,508        0.0%
#   Nature's Sunshine Products, Inc.                          152,000    1,456,160        0.0%
*   Nutraceutical International Corp.                          60,190    1,419,882        0.0%
    Oil-Dri Corp. of America                                   56,286    1,877,701        0.0%
#*  Omega Protein Corp.                                       159,161    2,958,803        0.1%
#   Orchids Paper Products Co.                                 64,198    1,968,953        0.1%
#*  Primo Water Corp.                                          64,153      705,683        0.0%
#*  Reliv International, Inc.                                  49,811       39,351        0.0%
*   Revlon, Inc. Class A                                      327,351   11,925,397        0.3%
    Rocky Mountain Chocolate Factory, Inc.                     70,128      707,592        0.0%
*   Scheid Vineyards, Inc. Class A                              2,900       91,263        0.0%
    Scope Industries                                            8,083    1,054,832        0.0%
#*  Seneca Foods Corp. Class A                                 34,095    1,111,156        0.0%
*   Seneca Foods Corp. Class B                                 11,120      367,294        0.0%
*   Smart & Final Stores, Inc.                                  3,225       51,342        0.0%
    SpartanNash Co.                                           316,634    8,770,762        0.2%
*   SUPERVALU, Inc.                                            83,647      420,744        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
*   Tofutti Brands, Inc.                                       21,704 $     59,686        0.0%
#   United-Guardian, Inc.                                      39,576      712,368        0.0%
#   Universal Corp.                                           100,958    5,507,259        0.1%
#*  USANA Health Sciences, Inc.                               129,318   15,316,424        0.3%
#   Village Super Market, Inc. Class A                         69,246    1,689,602        0.0%
#   WD-40 Co.                                                 167,039   17,088,090        0.4%
#   Weis Markets, Inc.                                          5,218      237,523        0.0%
                                                                      ------------        ---
Total Consumer Staples                                                 185,145,821        3.7%
                                                                      ------------        ---
Energy -- (1.7%)
#*  Abraxas Petroleum Corp.                                   387,772      589,413        0.0%
    Adams Resources & Energy, Inc.                             38,954    1,567,899        0.0%
#   Alon USA Energy, Inc.                                     500,352    5,253,696        0.1%
    AMEN Properties, Inc.                                         123       51,783        0.0%
*   Barnwell Industries, Inc.                                  68,834      117,018        0.0%
#*  Basic Energy Services, Inc.                               271,544      868,941        0.0%
#*  Bill Barrett Corp.                                        200,043    1,592,342        0.0%
#*  Bonanza Creek Energy, Inc.                                  3,720       14,434        0.0%
#*  C&J Energy Services, Ltd.                                 172,073      249,506        0.0%
#*  Callon Petroleum Co.                                      522,093    5,487,197        0.1%
#*  Clayton Williams Energy, Inc.                             106,541    1,931,588        0.1%
#*  Clean Energy Fuels Corp.                                  303,619      868,350        0.0%
#*  Cloud Peak Energy, Inc.                                   368,334      814,018        0.0%
#*  Contango Oil & Gas Co.                                    127,847    1,608,315        0.0%
#*  Dawson Geophysical Co.                                    148,118      761,327        0.0%
#   DHT Holdings, Inc.                                        596,345    3,423,020        0.1%
#*  Dorian LPG, Ltd.                                            8,460       85,954        0.0%
*   ENGlobal Corp.                                            157,090      218,355        0.0%
*   Era Group, Inc.                                            34,003      324,049        0.0%
#   Evolution Petroleum Corp.                                  39,866      220,858        0.0%
#*  Fairmount Santrol Holdings, Inc.                           14,434       57,736        0.0%
#*  Forum Energy Technologies, Inc.                            93,384    1,563,248        0.0%
    GasLog, Ltd.                                                3,624       46,423        0.0%
#*  Gastar Exploration, Inc.                                  413,020      821,910        0.0%
#*  Geospace Technologies Corp.                                69,429    1,135,858        0.0%
#   Green Plains, Inc.                                        255,426    4,623,211        0.1%
    Gulf Island Fabrication, Inc.                             100,781      756,865        0.0%
#*  Gulfmark Offshore, Inc. Class A                           112,621      763,570        0.0%
#   Hallador Energy Co.                                         1,400        6,538        0.0%
#*  Harvest Natural Resources, Inc.                            34,659       19,756        0.0%
#*  Helix Energy Solutions Group, Inc.                         79,744      688,191        0.0%
#*  HKN, Inc.                                                   1,132       20,885        0.0%
#*  Hornbeck Offshore Services, Inc.                            6,673       78,341        0.0%
#*  ION Geophysical Corp.                                      68,868      630,831        0.0%
#*  Jones Energy, Inc. Class A                                 16,296       78,221        0.0%
#*  Key Energy Services, Inc.                                 334,858      177,106        0.0%
#*  Matador Resources Co.                                     159,298    3,432,872        0.1%
*   Matrix Service Co.                                        291,555    5,492,896        0.1%
*   McDermott International, Inc.                              46,358      210,465        0.0%
*   Mexco Energy Corp.                                          1,048        2,615        0.0%
#*  Mitcham Industries, Inc.                                   85,359      317,535        0.0%
#*  Natural Gas Services Group, Inc.                           67,921    1,561,504        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                        SHARES     VALUE+     ASSETS**
                                                                       --------- ----------- ----------
Energy -- (Continued)
#*           Newpark Resources, Inc.                                     807,142 $ 3,769,353        0.1%
#*           Nordic American Offshore, Ltd.                                  571       3,249        0.0%
#            Nordic American Tankers, Ltd.                                66,007   1,017,168        0.0%
#*           Northern Oil and Gas, Inc.                                  214,822   1,172,928        0.0%
#*           Oil States International, Inc.                               97,769   3,386,718        0.1%
#            Overseas Shipholding Group, Inc. Class A                      1,886       3,829        0.0%
#            Overseas Shipholding Group, Inc. Class B                     18,861      41,871        0.0%
*            Pacific Ethanol, Inc.                                            31         147        0.0%
#            Panhandle Oil and Gas, Inc. Class A                         128,141   2,420,584        0.1%
#*           Par Pacific Holdings, Inc.                                   40,670     777,204        0.0%
#*           Parker Drilling Co.                                         881,936   2,698,724        0.1%
*            PetroQuest Energy, Inc.                                     209,296     165,574        0.0%
#*           PHI, Inc. Non-voting                                        108,226   2,426,427        0.1%
*            PHI, Inc. Voting                                              9,745     203,865        0.0%
#*           Pioneer Energy Services Corp.                               433,226   1,347,333        0.0%
#*           Renewable Energy Group, Inc.                                248,502   2,415,439        0.1%
#*           REX American Resources Corp.                                 55,181   3,000,191        0.1%
#*           RigNet, Inc.                                                 48,605     831,146        0.0%
*            Ring Energy, Inc.                                             5,076      36,547        0.0%
             Scorpio Tankers, Inc.                                       437,928   2,741,429        0.1%
#*           SEACOR Holdings, Inc.                                        14,820     870,971        0.0%
#            Ship Finance International, Ltd.                                912      13,835        0.0%
*            Steel Excel, Inc.                                            48,422     460,009        0.0%
#*           Stone Energy Corp.                                           41,988      41,152        0.0%
#*           Synergy Resources Corp.                                   1,030,571   7,440,723        0.2%
(degrees)#*  Syntroleum Corp.                                             44,574      50,290        0.0%
#            Teekay Tankers, Ltd. Class A                                401,824   1,583,187        0.0%
#            Tesco Corp.                                                 194,373   1,838,769        0.1%
*            TETRA Technologies, Inc.                                    590,484   4,251,485        0.1%
#*           Triangle Petroleum Corp.                                    499,099     224,046        0.0%
*            Unit Corp.                                                    2,111      26,725        0.0%
#*           Vaalco Energy, Inc.                                         525,082     645,851        0.0%
#*           W&T Offshore, Inc.                                          149,680     360,729        0.0%
#*           Westmoreland Coal Co.                                         3,548      25,297        0.0%
#*           Willbros Group, Inc.                                        266,895     854,064        0.0%
                                                                                 -----------        ---
Total Energy                                                                      95,681,499        1.9%
                                                                                 -----------        ---
Financials -- (17.4%)
#*           1st Constitution Bancorp                                     17,977     225,432        0.0%
#            1st Source Corp.                                            217,852   7,502,823        0.2%
#            A-Mark Precious Metals, Inc.                                 69,658   1,426,596        0.0%
#            Access National Corp.                                        61,197   1,203,133        0.0%
             Alexander & Baldwin, Inc.                                    17,404     665,529        0.0%
#*           Altisource Asset Management Corp.                             9,319     156,093        0.0%
#*           Altisource Portfolio Solutions SA                             7,368     230,545        0.0%
*            Ambac Financial Group, Inc.                                 219,693   3,565,617        0.1%
*            American Independence Corp.                                   3,596      78,429        0.0%
#            American National Bankshares, Inc.                           54,415   1,454,513        0.0%
*            American River Bankshares                                    20,521     207,673        0.0%
#            Ameris Bancorp                                              296,946   9,324,104        0.2%
             AMERISAFE, Inc.                                             174,851   9,420,972        0.2%
             AmeriServ Financial, Inc.                                   189,054     582,286        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   Anchor Bancorp, Inc.                                          800 $    19,656        0.0%
    Argo Group International Holdings, Ltd.                    57,806   3,177,596        0.1%
#   Arrow Financial Corp.                                     124,011   3,492,150        0.1%
    ASB Financial Corp.                                         4,400      54,340        0.0%
*   Associated Capital Group, Inc. Class A                        762      23,218        0.0%
*   Asta Funding, Inc.                                         50,151     502,012        0.0%
    Astoria Financial Corp.                                   782,419  11,767,582        0.2%
    Atlantic American Corp.                                     7,131      29,166        0.0%
*   Atlantic Coast Financial Corp.                                738       4,738        0.0%
*   Atlanticus Holdings Corp.                                 140,864     425,409        0.0%
#*  Atlas Financial Holdings, Inc.                             26,660     468,416        0.0%
#   Auburn National Bancorporation, Inc.                       11,571     318,203        0.0%
#*  AV Homes, Inc.                                             84,888     976,212        0.0%
    Baldwin & Lyons, Inc. Class A                               3,548      83,555        0.0%
    Baldwin & Lyons, Inc. Class B                              90,872   2,220,912        0.1%
#   Banc of California, Inc.                                  202,553   4,121,954        0.1%
    BancFirst Corp.                                           118,230   7,374,005        0.2%
    Bancorp of New Jersey, Inc.                                 1,246      14,641        0.0%
#*  Bancorp, Inc. (The)                                       264,991   1,502,499        0.0%
#   Bank Mutual Corp.                                         205,767   1,662,597        0.0%
    Bank of Commerce Holdings                                  19,956     125,324        0.0%
#   Bank of Marin Bancorp                                       1,712      83,922        0.0%
#   BankFinancial Corp.                                       211,872   2,618,738        0.1%
#   Banner Corp.                                              223,705   9,570,100        0.2%
#   Bar Harbor Bankshares                                      40,492   1,405,072        0.0%
    BB&T Corp.                                                 39,561   1,399,668        0.0%
#   BBCN Bancorp, Inc.                                        851,644  13,302,679        0.3%
#*  BBX Capital Corp. Class A                                  11,845     182,650        0.0%
    BCB Bancorp, Inc.                                          54,608     552,633        0.0%
    Bear State Financial, Inc.                                 50,526     497,176        0.0%
*   Beneficial Bancorp, Inc.                                  390,838   5,428,740        0.1%
    Berkshire Bancorp, Inc.                                    10,471      81,203        0.0%
    Berkshire Hills Bancorp, Inc.                             207,600   5,634,264        0.1%
#   Blue Hills Bancorp, Inc.                                   17,317     252,482        0.0%
#   BNC Bancorp                                                80,170   1,792,601        0.0%
*   BNCCORP, Inc.                                              11,948     183,402        0.0%
#*  BofI Holding, Inc.                                        689,616  14,047,478        0.3%
#   Boston Private Financial Holdings, Inc.                   899,853  10,996,204        0.2%
#   Bridge Bancorp, Inc.                                       45,485   1,384,563        0.0%
    Brookline Bancorp, Inc.                                   651,948   7,419,168        0.2%
#   Bryn Mawr Bank Corp.                                      117,667   3,344,096        0.1%
#*  BSB Bancorp, Inc.                                             612      14,547        0.0%
    C&F Financial Corp.                                        14,164     552,254        0.0%
    Calamos Asset Management, Inc. Class A                    147,909   1,218,770        0.0%
    California First National Bancorp                          81,133   1,198,334        0.0%
#   Camden National Corp.                                      77,155   3,357,014        0.1%
    Cape Bancorp, Inc.                                         13,930     203,239        0.0%
#   Capital Bank Financial Corp. Class A                      122,052   3,689,632        0.1%
#   Capital City Bank Group, Inc.                             145,010   2,149,048        0.1%
*   Capital Properties, Inc. Class A                           11,044     111,655        0.0%
    Cardinal Financial Corp.                                  334,202   7,395,890        0.2%
*   Carolina Bank Holdings, Inc.                                4,335      65,155        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   Carver Bancorp, Inc.                                          300 $     1,626        0.0%
#*  Cascade Bancorp                                           138,160     835,868        0.0%
    Cash America International, Inc.                          261,915   9,680,378        0.2%
#   CenterState Banks, Inc.                                   206,010   3,355,903        0.1%
    Central Pacific Financial Corp.                           133,136   3,107,394        0.1%
#   Century Bancorp, Inc. Class A                              18,900     803,250        0.0%
    Charter Financial Corp.                                    16,006     200,555        0.0%
    Chemical Financial Corp.                                  263,302  10,126,595        0.2%
#   Chicopee Bancorp, Inc.                                     26,112     474,716        0.0%
#   Citizens & Northern Corp.                                   9,391     189,604        0.0%
    Citizens Community Bancorp, Inc.                            4,432      40,641        0.0%
    Citizens First Corp.                                        1,442      20,383        0.0%
    Citizens Holding Co.                                        9,925     219,541        0.0%
#*  Citizens, Inc.                                            389,685   3,175,933        0.1%
#   City Holding Co.                                          160,353   7,876,539        0.2%
    CKX Lands, Inc.                                            14,943     174,161        0.0%
#   Clifton Bancorp, Inc.                                     114,046   1,697,004        0.0%
#   CNB Financial Corp.                                        58,750   1,051,037        0.0%
#   CoBiz Financial, Inc.                                     269,273   3,260,896        0.1%
    Codorus Valley Bancorp, Inc.                               12,698     265,896        0.0%
#   Cohen & Steers, Inc.                                       41,967   1,648,044        0.0%
*   Colony Bankcorp, Inc.                                      37,943     367,668        0.0%
#   Columbia Banking System, Inc.                             371,920  10,967,921        0.2%
    Commercial National Financial Corp.                        10,640     223,440        0.0%
#   Community Bank System, Inc.                               328,690  13,006,263        0.3%
#*  Community Bankers Trust Corp.                               2,000      10,100        0.0%
    Community Trust Bancorp, Inc.                             150,785   5,408,658        0.1%
    Community West Bancshares                                  12,713      92,296        0.0%
*   CommunityOne Bancorp                                          216       2,851        0.0%
#   ConnectOne Bancorp, Inc.                                  164,753   2,835,399        0.1%
#   Consolidated-Tomoka Land Co.                               52,512   2,588,842        0.1%
#*  Consumer Portfolio Services, Inc.                         186,718     737,536        0.0%
#*  Cowen Group, Inc. Class A                                 350,148   1,220,266        0.0%
#   Crawford & Co. Class A                                    281,599   1,759,994        0.0%
#   Crawford & Co. Class B                                    145,019     977,428        0.0%
*   CU Bancorp                                                  6,581     151,626        0.0%
*   Customers Bancorp, Inc.                                   133,984   3,480,904        0.1%
#   CVB Financial Corp.                                       226,810   3,896,596        0.1%
#   Diamond Hill Investment Group, Inc.                         1,011     177,188        0.0%
    Dime Community Bancshares, Inc.                           333,890   6,046,748        0.1%
#   Donegal Group, Inc. Class A                               169,595   2,596,499        0.1%
    Donegal Group, Inc. Class B                                34,951     511,857        0.0%
    Eagle Bancorp Montana, Inc.                                   578       7,768        0.0%
#*  Eagle Bancorp, Inc.                                        52,078   2,640,355        0.1%
    Eastern Virginia Bankshares, Inc.                           8,084      56,750        0.0%
#*  eHealth, Inc.                                             109,773   1,228,360        0.0%
#   EMC Insurance Group, Inc.                                 173,655   4,594,911        0.1%
#*  Emergent Capital, Inc.                                      5,262      23,048        0.0%
    Employers Holdings, Inc.                                  285,307   8,473,618        0.2%
#*  Encore Capital Group, Inc.                                304,812   8,580,458        0.2%
#*  Enova International, Inc.                                  86,176     759,211        0.0%
#   Enterprise Bancorp, Inc.                                   36,296     875,822        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Financials -- (Continued)
#           Enterprise Financial Services Corp.                        84,266 $ 2,306,360        0.1%
            ESSA Bancorp, Inc.                                         55,542     752,594        0.0%
            Evans Bancorp, Inc.                                        11,667     284,675        0.0%
#*          Ezcorp, Inc. Class A                                      141,922     702,514        0.0%
#           Farmers Capital Bank Corp.                                 23,970     673,797        0.0%
            Farmers National Banc Corp.                                 2,151      20,004        0.0%
#           FBL Financial Group, Inc. Class A                         266,223  16,098,505        0.3%
#*          FCB Financial Holdings, Inc. Class A                      123,737   4,324,608        0.1%
            Federal Agricultural Mortgage Corp. Class A                 4,200     161,154        0.0%
            Federal Agricultural Mortgage Corp. Class C                74,349   3,024,517        0.1%
            Federated National Holding Co.                            140,593   2,678,297        0.1%
#           Fidelity & Guaranty Life                                    4,825     127,573        0.0%
            Fidelity Southern Corp.                                   151,003   2,440,208        0.1%
            Financial Institutions, Inc.                               83,250   2,331,000        0.1%
*           First Acceptance Corp.                                     59,247     103,090        0.0%
#*          First BanCorp(318672706)                                  454,090   1,770,951        0.0%
#           First Bancorp(318910106)                                  144,642   2,950,697        0.1%
            First Bancorp of Indiana, Inc.                              1,400      22,750        0.0%
#           First Bancorp, Inc.                                        75,858   1,505,781        0.0%
*           First Bancshares, Inc.                                      5,228      49,248        0.0%
            First Bancshares, Inc. (The)                                4,544      74,522        0.0%
#           First Busey Corp.                                         189,948   3,882,537        0.1%
#           First Business Financial Services, Inc.                    21,880     553,783        0.0%
#           First Cash Financial Services, Inc.                       158,479   7,247,245        0.2%
            First Commonwealth Financial Corp.                        752,663   6,909,446        0.1%
#           First Community Bancshares, Inc.                          111,966   2,330,012        0.1%
#           First Connecticut Bancorp., Inc.                           30,485     525,257        0.0%
            First Defiance Financial Corp.                             69,039   2,732,564        0.1%
            First Federal of Northern Michigan Bancorp, Inc.           13,700      95,900        0.0%
            First Financial Bancorp                                   479,864   9,357,348        0.2%
#           First Financial Corp.                                      94,531   3,349,233        0.1%
            First Financial Northwest, Inc.                            49,466     674,716        0.0%
            First Interstate BancSystem, Inc. Class A                 184,809   5,008,324        0.1%
#*          First Marblehead Corp. (The)                                4,947      18,947        0.0%
            First Merchants Corp.                                     302,605   7,761,818        0.2%
            First Midwest Bancorp, Inc.                               726,841  13,432,022        0.3%
#*          First NBC Bank Holding Co.                                 58,827   1,278,899        0.0%
#           First of Long Island Corp. (The)                            5,165     158,101        0.0%
(degrees)*  First Place Financial Corp.                               153,683          --        0.0%
            First South Bancorp, Inc.                                  59,381     510,677        0.0%
*           First United Corp.                                         31,308     351,589        0.0%
*           Flagstar Bancorp, Inc.                                    272,003   6,438,311        0.1%
            Flushing Financial Corp.                                  235,200   4,692,240        0.1%
*           FNFV Group                                                  2,686      28,928        0.0%
#*          Forestar Group, Inc.                                      345,276   4,661,226        0.1%
            Fox Chase Bancorp, Inc.                                    60,429   1,191,056        0.0%
#*          FRP Holdings, Inc.                                         91,354   3,332,594        0.1%
#           Gain Capital Holdings, Inc.                               177,203   1,213,841        0.0%
            GAMCO Investors, Inc. Class A                               6,791     268,720        0.0%
#           German American Bancorp, Inc.                              70,758   2,280,530        0.1%
#*          Global Indemnity P.L.C.                                    57,944   1,822,339        0.0%
            Gouverneur Bancorp, Inc.                                    4,366      61,932        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#   Great Southern Bancorp, Inc.                               90,458 $ 3,424,740        0.1%
#*  Green Dot Corp. Class A                                   371,538   8,259,290        0.2%
#   Greenhill & Co., Inc.                                     229,148   5,045,839        0.1%
#*  Greenlight Capital Re, Ltd. Class A                       230,808   4,969,296        0.1%
    Griffin Industrial Realty, Inc.                            48,979   1,258,760        0.0%
#   Guaranty Bancorp                                           80,721   1,325,439        0.0%
    Guaranty Federal Bancshares, Inc.                          17,335     281,694        0.0%
*   Hallmark Financial Services, Inc.                         117,008   1,321,020        0.0%
#*  Hampton Roads Bankshares, Inc.                              3,198       5,628        0.0%
    Hanmi Financial Corp.                                     331,024   7,653,275        0.2%
    Harleysville Savings Financial Corp.                       12,400     229,772        0.0%
    Hawthorn Bancshares, Inc.                                   6,442      96,630        0.0%
#   HCI Group, Inc.                                           120,838   3,620,306        0.1%
    Heartland Financial USA, Inc.                             133,866   4,485,850        0.1%
    Hennessy Advisors, Inc.                                       656      20,172        0.0%
#   Heritage Commerce Corp.                                   145,704   1,521,150        0.0%
#   Heritage Financial Corp.                                  168,557   3,109,877        0.1%
#   Heritage Insurance Holdings, Inc.                          85,013   1,129,823        0.0%
#   Heritage Oaks Bancorp                                       7,737      64,604        0.0%
    HF Financial Corp.                                         34,791     699,299        0.0%
    HFF, Inc. Class A                                         382,608  12,178,413        0.3%
#   Hingham Institution for Savings                            14,511   1,857,263        0.0%
*   HMN Financial, Inc.                                        37,346     464,958        0.0%
#   Home Bancorp, Inc.                                          4,852     135,468        0.0%
#*  HomeStreet, Inc.                                           92,097   1,984,690        0.0%
#*  HomeTrust Bancshares, Inc.                                 30,015     556,778        0.0%
    HopFed Bancorp, Inc.                                       18,198     204,728        0.0%
    Horace Mann Educators Corp.                               408,077  12,691,195        0.3%
#   Horizon Bancorp                                            44,360   1,082,384        0.0%
#*  Impac Mortgage Holdings, Inc.                               1,100      15,620        0.0%
#   Independence Holding Co.                                   72,543   1,114,986        0.0%
    Independent Bank Corp.(453836108)                         224,189  10,543,609        0.2%
    Independent Bank Corp.(453838609)                          34,130     517,069        0.0%
#   Independent Bank Group, Inc.                               14,740     539,484        0.0%
    Infinity Property & Casualty Corp.                        127,745  10,240,039        0.2%
#   Interactive Brokers Group, Inc. Class A                    17,825     677,350        0.0%
#*  InterGroup Corp. (The)                                      6,500     181,935        0.0%
#   International Bancshares Corp.                             20,477     536,293        0.0%
#*  INTL. FCStone, Inc.                                       128,190   3,499,587        0.1%
    Investment Technology Group, Inc.                         182,620   3,564,742        0.1%
    Investors Title Co.                                        21,120   2,011,258        0.0%
#*  JW Mays, Inc.                                               2,700     145,125        0.0%
*   KCG Holdings, Inc. Class A                                266,403   3,649,721        0.1%
    Kearny Financial Corp.                                    237,635   2,998,954        0.1%
#   Kentucky First Federal Bancorp                             38,012     355,792        0.0%
    Kingstone Cos., Inc.                                        7,739      71,973        0.0%
#*  Ladenburg Thalmann Financial Services, Inc.               169,559     454,418        0.0%
    Lake Shore Bancorp, Inc.                                    3,521      48,519        0.0%
    Lake Sunapee Bank Group                                    21,740     309,578        0.0%
    Lakeland Bancorp, Inc.                                    234,882   2,604,841        0.1%
#   Lakeland Financial Corp.                                  124,996   5,911,061        0.1%
    Landmark Bancorp, Inc.                                     15,559     399,555        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    LegacyTexas Financial Group, Inc.                           438,181 $10,805,543        0.2%
#*  LendingTree, Inc.                                            70,500   6,307,635        0.1%
    Macatawa Bank Corp.                                         202,123   1,376,458        0.0%
    Mackinac Financial Corp.                                     42,649     452,932        0.0%
*   Magyar Bancorp, Inc.                                         15,818     160,553        0.0%
#   Maiden Holdings, Ltd.                                       533,189   6,520,901        0.1%
#   MainSource Financial Group, Inc.                            159,172   3,477,908        0.1%
*   Malvern Bancorp, Inc.                                         8,513     134,165        0.0%
#   Manning & Napier, Inc.                                       25,587     218,769        0.0%
#*  Marcus & Millichap, Inc.                                      8,055     202,019        0.0%
#   Marlin Business Services Corp.                               74,254   1,098,217        0.0%
*   Maui Land & Pineapple Co., Inc.                              49,270     295,620        0.0%
*   MBIA, Inc.                                                1,127,900   8,797,620        0.2%
    MBT Financial Corp.                                          54,510     479,688        0.0%
#   Mercantile Bank Corp.                                        58,156   1,402,723        0.0%
#   Merchants Bancshares, Inc.                                   61,287   1,865,576        0.0%
    Meridian Bancorp, Inc.                                      254,318   3,718,129        0.1%
    Meta Financial Group, Inc.                                   40,681   2,018,591        0.0%
    Mid Penn Bancorp, Inc.                                        7,759     120,652        0.0%
#   MidSouth Bancorp, Inc.                                       60,911     551,245        0.0%
#   MidWestOne Financial Group, Inc.                             17,469     495,421        0.0%
#   Moelis & Co. Class A                                         68,729   1,931,972        0.0%
*   MSB Financial Corp.                                           3,072      40,274        0.0%
    MutualFirst Financial, Inc.                                  39,230   1,031,749        0.0%
    National Bank Holdings Corp. Class A                        131,569   2,630,064        0.1%
#   National Interstate Corp.                                   144,360   4,444,844        0.1%
    National Security Group, Inc. (The)                          12,602     199,112        0.0%
#   National Western Life Group, Inc. Class A                    12,021   2,604,951        0.1%
#*  Navigators Group, Inc. (The)                                 83,279   6,879,678        0.1%
#   NBT Bancorp, Inc.                                           323,555   9,169,549        0.2%
    Nelnet, Inc. Class A                                         45,971   1,926,645        0.0%
#*  NewStar Financial, Inc.                                     195,785   1,883,452        0.0%
*   Nicholas Financial, Inc.                                     43,559     462,597        0.0%
*   NMI Holdings, Inc. Class A                                   79,669     501,118        0.0%
    Northeast Bancorp                                             4,362      49,073        0.0%
    Northeast Community Bancorp, Inc.                            24,952     168,426        0.0%
#   Northfield Bancorp, Inc.                                    337,532   5,353,258        0.1%
    Northrim BanCorp, Inc.                                       45,474   1,173,229        0.0%
    Northway Financial, Inc.                                      1,076      22,139        0.0%
#   Northwest Bancshares, Inc.                                  854,469  11,979,655        0.3%
#   Norwood Financial Corp.                                      10,591     304,174        0.0%
#   Ocean Shore Holding Co.                                      20,561     367,219        0.0%
#   OceanFirst Financial Corp.                                  124,960   2,434,221        0.1%
    OFG Bancorp                                                 321,923   2,842,580        0.1%
    Ohio Valley Banc Corp.                                       16,910     370,329        0.0%
#   Old Line Bancshares, Inc.                                    22,285     411,827        0.0%
#   Old National Bancorp.                                       589,167   7,894,838        0.2%
#   Old Second Bancorp, Inc.                                    122,471     876,892        0.0%
#   OneBeacon Insurance Group, Ltd. Class A                      59,594     738,966        0.0%
#   Oppenheimer Holdings, Inc. Class A                           23,039     352,036        0.0%
    Opus Bank                                                    92,733   3,349,516        0.1%
#   Oritani Financial Corp.                                     427,553   7,409,493        0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
#   Pacific Continental Corp.                                 101,768 $1,695,455        0.0%
*   Pacific Mercantile Bancorp                                 17,284    129,803        0.0%
*   Pacific Premier Bancorp, Inc.                             135,388  3,149,125        0.1%
    Park National Corp.                                        35,718  3,278,912        0.1%
#   Park Sterling Corp.                                       267,661  1,953,925        0.0%
*   Patriot National Bancorp, Inc.                                290      4,133        0.0%
    PB Bancorp, Inc.                                            1,325     11,236        0.0%
#   Peapack Gladstone Financial Corp.                         107,685  2,061,091        0.0%
#   Penns Woods Bancorp, Inc.                                  36,061  1,500,859        0.0%
#*  PennyMac Financial Services, Inc. Class A                  18,616    237,168        0.0%
    Peoples Bancorp of North Carolina, Inc.                    15,956    308,110        0.0%
#   Peoples Bancorp, Inc.                                     104,996  2,256,364        0.1%
#*  PHH Corp.                                                 208,204  2,671,257        0.1%
*   Phoenix Cos., Inc. (The)                                   47,405  1,754,459        0.0%
*   PICO Holdings, Inc.                                       164,903  1,637,487        0.0%
#   Pinnacle Financial Partners, Inc.                          60,940  2,996,420        0.1%
*   Piper Jaffray Cos.                                          4,037    168,383        0.0%
    Preferred Bank                                             76,008  2,414,014        0.1%
    Premier Financial Bancorp, Inc.                            47,695    761,212        0.0%
    Provident Financial Holdings, Inc.                         68,463  1,184,410        0.0%
#   Provident Financial Services, Inc.                        166,644  3,329,547        0.1%
    Prudential Bancorp, Inc.                                   27,615    396,275        0.0%
    Pulaski Financial Corp.                                    85,066  1,375,517        0.0%
#   Pzena Investment Management, Inc. Class A                  62,771    568,705        0.0%
#   QCR Holdings, Inc.                                          9,373    241,542        0.0%
#   RE/MAX Holdings, Inc. Class A                              86,588  3,186,438        0.1%
#*  Regional Management Corp.                                  32,295    533,513        0.0%
    Renasant Corp.                                            271,868  9,335,947        0.2%
    Republic Bancorp, Inc. Class A                            194,141  5,301,991        0.1%
#*  Republic First Bancorp, Inc.                               76,545    355,934        0.0%
    Resource America, Inc. Class A                            169,832  1,073,338        0.0%
    Riverview Bancorp, Inc.                                   102,676    447,667        0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A             26,610     78,500        0.0%
#   S&T Bancorp, Inc.                                         238,644  6,125,991        0.1%
#*  Safeguard Scientifics, Inc.                               198,735  2,742,543        0.1%
#   Safety Insurance Group, Inc.                              112,260  6,355,039        0.1%
    Salisbury Bancorp, Inc.                                     7,752    248,064        0.0%
#   Sandy Spring Bancorp, Inc.                                186,227  5,324,230        0.1%
    SB Financial Group, Inc.                                    2,810     29,983        0.0%
#*  Seacoast Banking Corp. of Florida                         106,831  1,732,799        0.0%
*   Security National Financial Corp. Class A                  25,580    125,854        0.0%
*   Select Bancorp, Inc.                                        9,127     74,750        0.0%
#   Selective Insurance Group, Inc.                            90,261  3,132,959        0.1%
#   ServisFirst Bancshares, Inc.                               72,761  3,585,662        0.1%
    Shore Bancshares, Inc.                                     36,120    424,049        0.0%
    SI Financial Group, Inc.                                   21,141    294,283        0.0%
*   Siebert Financial Corp.                                    13,141     16,295        0.0%
    Sierra Bancorp                                             89,657  1,578,860        0.0%
    Silvercrest Asset Management Group, Inc. Class A            4,900     63,896        0.0%
#   Simmons First National Corp. Class A                      182,472  8,521,442        0.2%
    South State Corp.                                         139,569  9,767,039        0.2%
*   Southcoast Financial Corp.                                  4,265     58,175        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   Southern First Bancshares, Inc.                            30,135 $  768,442        0.0%
    Southern Missouri Bancorp, Inc.                            15,664    387,997        0.0%
    Southern National Bancorp of Virginia, Inc.                 3,697     45,473        0.0%
#   Southside Bancshares, Inc.                                175,816  5,135,585        0.1%
    Southwest Bancorp, Inc.                                   141,109  2,264,799        0.1%
    Southwest Georgia Financial Corp.                          12,047    177,994        0.0%
#*  St Joe Co. (The)                                           12,360    208,266        0.0%
#   State Auto Financial Corp.                                 95,744  1,963,709        0.0%
#   State Bank Financial Corp.                                 99,313  2,073,655        0.0%
    State National Cos., Inc.                                  15,571    175,641        0.0%
#   Stewart Information Services Corp.                        195,250  6,798,605        0.1%
#   Stock Yards Bancorp, Inc.                                 130,507  5,277,703        0.1%
#   Stonegate Bank                                              6,316    198,954        0.0%
*   Stratus Properties, Inc.                                   70,175  1,677,182        0.0%
#   Suffolk Bancorp                                           116,496  2,794,739        0.1%
    Summit State Bank                                           1,118     15,792        0.0%
#*  Sun Bancorp, Inc.                                          61,977  1,331,886        0.0%
    Sussex Bancorp                                              8,000    107,600        0.0%
    Talmer Bancorp, Inc. Class A                              115,182  2,234,531        0.1%
#*  Tejon Ranch Co.                                           209,453  4,716,882        0.1%
#   Territorial Bancorp, Inc.                                  46,658  1,223,839        0.0%
    TheStreet, Inc.                                           233,363    256,699        0.0%
    Timberland Bancorp, Inc.                                   70,526    974,669        0.0%
    Tiptree Financial, Inc. Class A                           254,294  1,406,246        0.0%
#   Tompkins Financial Corp.                                   95,758  6,256,828        0.1%
#   Towne Bank                                                135,379  2,842,959        0.1%
    Trico Bancshares                                          169,233  4,555,752        0.1%
*   Trinity Place Holdings, Inc.                              143,600  1,066,948        0.0%
#*  TriState Capital Holdings, Inc.                            28,327    378,449        0.0%
#   TrustCo Bank Corp. NY                                     852,089  5,461,890        0.1%
#   Trustmark Corp.                                           253,747  6,219,339        0.1%
*   Unico American Corp.                                      109,455  1,231,369        0.0%
    Union Bankshares Corp.                                    285,998  7,553,207        0.2%
#   Union Bankshares, Inc.                                     14,917    432,593        0.0%
#   United Bancshares, Inc.                                     6,297    114,605        0.0%
    United Community Bancorp                                    1,415     20,701        0.0%
    United Community Banks, Inc.                              451,906  9,096,868        0.2%
    United Community Financial Corp.                          311,165  1,848,320        0.0%
    United Financial Bancorp, Inc.                            343,260  4,455,515        0.1%
#   United Fire Group, Inc.                                   188,352  8,441,937        0.2%
#   United Insurance Holdings Corp.                            81,853  1,335,022        0.0%
*   United Security Bancshares                                120,590    648,774        0.0%
#   Unity Bancorp, Inc.                                        36,063    424,101        0.0%
#   Universal Insurance Holdings, Inc.                        409,225  7,206,452        0.2%
#   Univest Corp. of Pennsylvania                             112,653  2,223,770        0.1%
    Value Line, Inc.                                           79,368  1,300,842        0.0%
#   Virtus Investment Partners, Inc.                           62,719  4,905,880        0.1%
    VSB Bancorp, Inc.                                           2,848     34,945        0.0%
#*  Walker & Dunlop, Inc.                                     310,438  6,845,158        0.1%
*   Walter Investment Management Corp.                          5,902     42,790        0.0%
#   Washington Trust Bancorp, Inc.                            134,912  4,941,827        0.1%
    Waterstone Financial, Inc.                                124,391  1,743,962        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
    Wayne Savings Bancshares, Inc.                              3,361 $     45,205        0.0%
#   WesBanco, Inc.                                            334,906   10,760,530        0.2%
#   West BanCorp, Inc.                                         91,633    1,708,955        0.0%
#   Westamerica Bancorporation                                105,168    5,123,785        0.1%
    Westfield Financial, Inc.                                 147,645    1,130,961        0.0%
#   Westwood Holdings Group, Inc.                              66,010    3,798,875        0.1%
    Wilshire Bancorp, Inc.                                    761,275    8,198,932        0.2%
#*  World Acceptance Corp.                                    134,460    5,834,219        0.1%
*   Wright Investors' Service Holdings, Inc.                  109,400      147,690        0.0%
#   WSFS Financial Corp.                                      119,054    4,064,504        0.1%
    WVS Financial Corp.                                        12,479      148,625        0.0%
#   Yadkin Financial Corp.                                    201,028    5,029,721        0.1%
    Your Community Bankshares, Inc.                             2,877       96,667        0.0%
                                                                      ------------       ----
Total Financials                                                       988,530,733       20.0%
                                                                      ------------       ----
Health Care -- (9.1%)
#   Abaxis, Inc.                                              121,242    5,494,688        0.1%
#*  Accuray, Inc.                                              42,043      225,351        0.0%
#   Aceto Corp.                                               339,559    7,616,308        0.2%
#*  Achillion Pharmaceuticals, Inc.                            42,538      363,700        0.0%
#*  Acorda Therapeutics, Inc.                                 270,079    6,981,542        0.1%
#*  Adamas Pharmaceuticals, Inc.                                7,280      122,886        0.0%
#   Adcare Health Systems, Inc.                                 2,242        4,977        0.0%
#*  Addus HomeCare Corp.                                      124,071    2,295,314        0.0%
#*  Air Methods Corp.                                         161,007    5,954,039        0.1%
#*  Albany Molecular Research, Inc.                           369,176    5,556,099        0.1%
*   Alliance HealthCare Services, Inc.                         75,507      542,895        0.0%
*   Allied Healthcare Products, Inc.                           22,068       15,005        0.0%
*   Almost Family, Inc.                                        61,513    2,584,161        0.1%
#*  AMAG Pharmaceuticals, Inc.                                129,586    3,436,621        0.1%
#*  Amedisys, Inc.                                            188,980    9,730,580        0.2%
*   American Shared Hospital Services                          35,563       71,126        0.0%
*   Amicus Therapeutics, Inc.                                 152,302    1,137,696        0.0%
#*  AMN Healthcare Services, Inc.                             494,764   17,569,070        0.4%
#*  Amphastar Pharmaceuticals, Inc.                            47,136      579,773        0.0%
#*  Ampio Pharmaceuticals, Inc.                                10,300       43,363        0.0%
#   Analogic Corp.                                            141,796   11,200,466        0.2%
#*  AngioDynamics, Inc.                                       241,920    2,963,520        0.1%
#*  ANI Pharmaceuticals, Inc.                                   2,387      108,537        0.0%
#*  Anika Therapeutics, Inc.                                  175,446    8,010,864        0.2%
#*  Aralez Pharmaceuticals, Inc.                               62,217      243,269        0.0%
#*  ArQule, Inc.                                               29,132       47,485        0.0%
*   Arrhythmia Research Technology, Inc.                       16,626       68,582        0.0%
#*  Assembly Biosciences, Inc.                                  3,765       22,590        0.0%
#   Atrion Corp.                                               19,770    7,854,621        0.2%
#*  Aviragen Therapeutics, Inc.                                76,328      120,598        0.0%
#*  Aytu Bioscience, Inc.                                       2,060          867        0.0%
*   Bioanalytical Systems, Inc.                                 7,157        7,515        0.0%
#*  BioScrip, Inc.                                            172,328      454,946        0.0%
#*  BioSpecifics Technologies Corp.                            38,618    1,373,256        0.0%
*   BioTelemetry, Inc.                                        282,222    4,439,352        0.1%
*   Bovie Medical Corp.                                        96,315      189,741        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
#*          Cambrex Corp.                                             360,586 $17,394,669        0.4%
#           Cantel Medical Corp.                                      278,932  18,685,655        0.4%
#*          Capital Senior Living Corp.                               316,438   6,347,746        0.1%
            Catalyst Biosciences, Inc.                                  9,375      13,125        0.0%
#*          ChemoCentryx, Inc.                                          3,800       9,120        0.0%
#*          Civitas Solutions, Inc.                                    11,854     237,554        0.0%
#*          Coherus Biosciences, Inc.                                   3,905      73,531        0.0%
#           Computer Programs & Systems, Inc.                         106,059   5,444,009        0.1%
#*          Concert Pharmaceuticals, Inc.                              69,363     966,920        0.0%
#           CONMED Corp.                                              250,204  10,363,450        0.2%
#*          Corcept Therapeutics, Inc.                                  2,656      12,669        0.0%
#*          Corvel Corp.                                              266,976  12,067,315        0.2%
*           Cross Country Healthcare, Inc.                            288,411   3,584,949        0.1%
#           CryoLife, Inc.                                            288,919   3,582,596        0.1%
#*          Cumberland Pharmaceuticals, Inc.                          169,380     804,555        0.0%
#*          Cutera, Inc.                                              113,290   1,320,961        0.0%
#*          Cynosure, Inc. Class A                                    258,990  12,674,971        0.3%
#*          Depomed, Inc.                                             526,988   9,159,052        0.2%
#*          Derma Sciences, Inc.                                        7,230      25,160        0.0%
#*          Dicerna Pharmaceuticals, Inc.                               7,960      36,775        0.0%
            Digirad Corp.                                             104,281     607,958        0.0%
#*          Electromed, Inc.                                            3,367      15,455        0.0%
#*          Emergent Biosolutions, Inc.                               415,388  16,000,746        0.3%
#*          Enanta Pharmaceuticals, Inc.                               14,301     417,589        0.0%
#           Ensign Group, Inc. (The)                                  496,997  11,212,252        0.2%
#*          Enzo Biochem, Inc.                                        283,587   1,412,263        0.0%
(degrees)*  EquiMed, Inc                                                  132          --        0.0%
#*          Exactech, Inc.                                             99,378   2,259,856        0.0%
#*          ExamWorks Group, Inc.                                     249,205   8,983,840        0.2%
#*          Five Prime Therapeutics, Inc.                              63,538   3,023,773        0.1%
*           Five Star Quality Care, Inc.                              262,802     641,237        0.0%
*           Fluidigm Corp.                                             12,461     119,376        0.0%
#*          Fortress Biotech, Inc.                                      3,600      12,564        0.0%
*           Genesis Healthcare, Inc.                                  128,935     324,916        0.0%
*           Greatbatch, Inc.                                          298,806  10,398,449        0.2%
#*          Haemonetics Corp.                                           8,963     290,670        0.0%
#*          Halyard Health, Inc.                                      134,111   3,776,566        0.1%
#*          Hanger, Inc.                                              272,695   1,878,869        0.0%
#*          Harvard Bioscience, Inc.                                  295,052     876,304        0.0%
#*          HealthStream, Inc.                                        266,679   6,032,279        0.1%
#*          Healthways, Inc.                                          273,550   3,186,858        0.1%
*           HMS Holdings Corp.                                        253,361   4,279,267        0.1%
*           Icad, Inc.                                                  9,700      51,313        0.0%
*           ICU Medical, Inc.                                         178,732  17,755,237        0.4%
#*          Idera Pharmaceuticals, Inc.                                37,921      62,949        0.0%
#*          Immune Design Corp.                                         1,300      17,732        0.0%
*           InfuSystems Holdings, Inc.                                  1,900       6,840        0.0%
#*          Inogen, Inc.                                               89,493   4,372,628        0.1%
*           Interpace Diagnostics Group, Inc.                         143,036      74,379        0.0%
            Invacare Corp.                                            288,825   3,246,393        0.1%
*           Iridex Corp.                                               60,163     688,866        0.0%
*           Juniper Pharmaceuticals, Inc.                              11,038      74,948        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Health Care -- (Continued)
            Kewaunee Scientific Corp.                                    25,060 $   422,010        0.0%
#           Kindred Healthcare, Inc.                                    557,636   8,230,707        0.2%
#           Landauer, Inc.                                               35,026   1,216,803        0.0%
#*          Lannett Co., Inc.                                            19,787     379,515        0.0%
#           LeMaitre Vascular, Inc.                                     186,046   3,084,643        0.1%
*           LHC Group, Inc.                                             161,407   6,511,158        0.1%
#*          Ligand Pharmaceuticals, Inc.                                  1,030     124,496        0.0%
#*          Lipocine, Inc.                                               47,043     458,669        0.0%
*           LivaNova P.L.C.                                              83,365   4,395,837        0.1%
#*          Luminex Corp.                                               236,957   4,762,836        0.1%
*           Magellan Health, Inc.                                        44,926   3,165,486        0.1%
(degrees)*  Medcath Corp.                                                92,602          --        0.0%
#*          MediciNova, Inc.                                             51,909     357,134        0.0%
#           Meridian Bioscience, Inc.                                   345,966   6,611,410        0.1%
*           Merit Medical Systems, Inc.                                 484,158   9,804,200        0.2%
*           MGC Diagnostics Corp.                                         1,294       6,923        0.0%
*           Misonix, Inc.                                                62,661     374,086        0.0%
#*          Momenta Pharmaceuticals, Inc.                               281,991   2,681,734        0.1%
#           National HealthCare Corp.                                   103,645   6,679,920        0.1%
#           National Research Corp. Class A                             200,790   2,889,368        0.1%
#           National Research Corp. Class B                              33,719   1,256,033        0.0%
*           Natus Medical, Inc.                                         377,983  12,046,318        0.2%
#*          Nektar Therapeutics                                          35,251     552,736        0.0%
*           Nuvectra Corp.                                               99,601     837,146        0.0%
*           Omnicell, Inc.                                              385,009  12,266,387        0.3%
#*          OraSure Technologies, Inc.                                  158,961   1,141,340        0.0%
#*          Orthofix International NV                                   186,268   8,151,088        0.2%
#*          Pain Therapeutics, Inc.                                     155,808     383,288        0.0%
            PDL BioPharma, Inc.                                       1,006,043   3,792,782        0.1%
#*          Pernix Therapeutics Holdings, Inc.                           46,710      35,037        0.0%
*           PharMerica Corp.                                            324,653   7,674,797        0.2%
#           Phibro Animal Health Corp. Class A                           64,458   1,336,859        0.0%
#*          Prestige Brands Holdings, Inc.                              174,022   9,880,969        0.2%
#*          Progenics Pharmaceuticals, Inc.                             162,555     863,167        0.0%
*           ProPhase Labs, Inc.                                          56,585      72,429        0.0%
#*          Providence Service Corp. (The)                              166,198   8,283,308        0.2%
            Psychemedics Corp.                                            1,558      22,435        0.0%
#           Quality Systems, Inc.                                       468,061   6,590,299        0.1%
#*          Quidel Corp.                                                236,658   4,094,183        0.1%
#*          RadNet, Inc.                                                238,807   1,205,975        0.0%
#*          Repligen Corp.                                              375,025   9,990,666        0.2%
*           Retractable Technologies, Inc.                                4,372      11,586        0.0%
#*          Rigel Pharmaceuticals, Inc.                                 234,749     664,340        0.0%
#*          RTI Surgical, Inc.                                          464,478   1,853,267        0.0%
*           Sagent Pharmaceuticals, Inc.                                 88,756   1,033,120        0.0%
#*          Sangamo Biosciences, Inc.                                     8,538      53,789        0.0%
#*          SciClone Pharmaceuticals, Inc.                              560,076   7,393,003        0.2%
*           SeaSpine Holdings Corp.                                       2,179      32,511        0.0%
#           Select Medical Holdings Corp.                                22,880     306,134        0.0%
*           Sequenom, Inc.                                                6,000       7,680        0.0%
            Simulations Plus, Inc.                                      128,297   1,034,074        0.0%
            Span-America Medical Systems, Inc.                           32,884     624,467        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
#*  Spectrum Pharmaceuticals, Inc.                            450,997 $  3,197,569        0.1%
#*  Sucampo Pharmaceuticals, Inc. Class A                     339,768    3,662,699        0.1%
#*  Supernus Pharmaceuticals, Inc.                            237,325    4,072,497        0.1%
#*  Surgical Care Affiliates, Inc.                             47,598    2,301,363        0.0%
*   SurModics, Inc.                                           135,797    2,732,236        0.1%
*   Symmetry Surgical, Inc.                                    72,365      756,214        0.0%
#*  Theravance Biopharma, Inc.                                  4,949      102,692        0.0%
#*  Tonix Pharmaceuticals Holding Corp.                         6,320       15,926        0.0%
#*  Triple-S Management Corp. Class B                         144,886    3,772,831        0.1%
#   Universal American Corp.                                  587,094    4,367,979        0.1%
    US Physical Therapy, Inc.                                 127,856    6,374,900        0.1%
#   Utah Medical Products, Inc.                                47,236    3,160,088        0.1%
*   Vanda Pharmaceuticals, Inc.                                17,928      159,559        0.0%
#*  Vascular Solutions, Inc.                                  193,680    6,769,116        0.1%
*   Venaxis, Inc.                                               3,636       11,235        0.0%
#*  Verastem, Inc.                                              3,107        5,127        0.0%
#*  Versartis, Inc.                                               703        6,369        0.0%
#*  Vitae Pharmaceuticals, Inc.                                13,320       95,771        0.0%
*   Vocera Communications, Inc.                                 4,000       46,880        0.0%
*   Zafgen, Inc.                                                  680        4,332        0.0%
#*  Zogenix, Inc.                                              20,950      214,738        0.0%
                                                                      ------------       ----
Total Health Care                                                      519,816,826       10.5%
                                                                      ------------       ----
Industrials -- (18.6%)
#   AAON, Inc.                                                612,931   16,254,930        0.3%
    AAR Corp.                                                 290,650    6,987,226        0.1%
    ABM Industries, Inc.                                       90,646    2,916,082        0.1%
#   Acacia Research Corp.                                      44,214      213,111        0.0%
*   ACCO Brands Corp.                                         633,116    6,039,927        0.1%
#*  Accuride Corp.                                             26,971       43,693        0.0%
    Acme United Corp.                                          30,407      513,574        0.0%
*   Active Power, Inc.                                         64,076       36,523        0.0%
    Actuant Corp. Class A                                     343,127    9,164,922        0.2%
#   Advanced Drainage Systems, Inc.                            36,062      833,753        0.0%
#*  Aegion Corp.                                              330,027    7,006,473        0.1%
#*  AeroCentury Corp.                                           9,017       96,572        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         411,151    7,450,056        0.2%
#*  Aerovironment, Inc.                                       254,488    7,349,613        0.2%
*   Air Transport Services Group, Inc.                        420,831    5,929,509        0.1%
#   Aircastle, Ltd.                                           223,509    4,850,145        0.1%
    Alamo Group, Inc.                                          87,024    4,911,635        0.1%
#   Albany International Corp. Class A                        276,150   11,126,084        0.2%
    Allied Motion Technologies, Inc.                           68,086    1,467,253        0.0%
    Altra Industrial Motion Corp.                             281,429    8,077,012        0.2%
#*  Ameresco, Inc. Class A                                    106,947      478,053        0.0%
#   American Railcar Industries, Inc.                         169,497    6,951,072        0.1%
#   American Science & Engineering, Inc.                       70,020    2,006,073        0.0%
#*  American Superconductor Corp.                               5,830       58,067        0.0%
#*  American Woodmark Corp.                                   186,252   13,566,596        0.3%
*   AMREP Corp.                                                66,450      295,703        0.0%
#   Apogee Enterprises, Inc.                                  334,904   13,878,422        0.3%
#   Applied Industrial Technologies, Inc.                      69,984    3,207,367        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   ARC Document Solutions, Inc.                              318,079 $ 1,310,485        0.0%
#   ArcBest Corp.                                             188,062   3,590,104        0.1%
#   Argan, Inc.                                               129,154   4,414,484        0.1%
#*  Arotech Corp.                                             112,037     405,574        0.0%
*   Art's-Way Manufacturing Co., Inc.                             200         628        0.0%
#   Astec Industries, Inc.                                    176,207   8,528,419        0.2%
#*  Astronics Corp.                                           142,228   5,255,325        0.1%
#*  Astronics Corp. Class B                                    80,997   2,994,864        0.1%
#*  Atlas Air Worldwide Holdings, Inc.                         79,000   3,155,260        0.1%
*   Avalon Holdings Corp. Class A                              20,575      39,093        0.0%
    AZZ, Inc.                                                 286,343  15,725,958        0.3%
#*  Babcock & Wilcox Enterprises, Inc.                        146,630   3,350,496        0.1%
#   Barrett Business Services, Inc.                            12,831     397,889        0.0%
*   Beacon Roofing Supply, Inc.                                17,440     745,211        0.0%
#*  Blue Bird Corp.                                             2,004      21,663        0.0%
*   BlueLinx Holdings, Inc.                                   161,198     108,003        0.0%
#*  BMC Stock Holdings, Inc.                                   81,819   1,435,923        0.0%
#   Brady Corp. Class A                                       175,213   4,641,392        0.1%
#   Briggs & Stratton Corp.                                   387,579   8,205,047        0.2%
    Brink's Co. (The)                                         332,537  11,253,052        0.2%
#*  Broadwind Energy, Inc.                                        890       3,008        0.0%
#*  Builders FirstSource, Inc.                                404,860   4,489,897        0.1%
*   CAI International, Inc.                                   134,296   1,372,505        0.0%
*   Casella Waste Systems, Inc. Class A                       473,598   3,390,962        0.1%
#*  CBIZ, Inc.                                                609,119   6,200,831        0.1%
    CDI Corp.                                                 108,321     774,495        0.0%
#   CECO Environmental Corp.                                  179,639   1,185,617        0.0%
#   Celadon Group, Inc.                                       218,943   2,204,756        0.1%
*   Chart Industries, Inc.                                     80,782   2,079,329        0.0%
    Chicago Rivet & Machine Co.                                17,700     432,234        0.0%
#   CIRCOR International, Inc.                                163,387   9,223,196        0.2%
    Columbus McKinnon Corp.                                   166,300   2,745,613        0.1%
    Comfort Systems USA, Inc.                                 419,345  12,366,484        0.3%
#*  Command Security Corp.                                     17,842      44,783        0.0%
#*  Commercial Vehicle Group, Inc.                            153,380     394,187        0.0%
    Compx International, Inc.                                  18,270     195,032        0.0%
    Conrad Industries, Inc.                                    17,888     383,519        0.0%
*   Continental Building Products, Inc.                       176,431   3,459,812        0.1%
*   Continental Materials Corp.                                14,518     215,302        0.0%
#*  Covenant Transportation Group, Inc. Class A               129,731   2,582,944        0.1%
*   CPI Aerostructures, Inc.                                   49,056     338,486        0.0%
*   CRA International, Inc.                                   100,725   2,185,733        0.1%
    Cubic Corp.                                                69,983   2,909,193        0.1%
#*  DigitalGlobe, Inc.                                          5,734     127,065        0.0%
    Douglas Dynamics, Inc.                                    231,353   5,300,297        0.1%
*   Ducommun, Inc.                                             98,910   1,573,658        0.0%
#*  DXP Enterprises, Inc.                                      96,059   2,098,889        0.0%
#*  Dycom Industries, Inc.                                    109,826   7,753,716        0.2%
#   Dynamic Materials Corp.                                    81,264     793,949        0.0%
    Eastern Co. (The)                                          55,897     934,039        0.0%
#*  Echo Global Logistics, Inc.                               247,272   5,778,747        0.1%
    Ecology and Environment, Inc. Class A                      19,292     211,247        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Encore Wire Corp.                                         210,438 $ 8,049,254        0.2%
#*  Energy Focus, Inc.                                          3,592      28,018        0.0%
*   Energy Recovery, Inc.                                     244,812   2,976,914        0.1%
#*  Engility Holdings, Inc.                                    83,026   1,633,121        0.0%
    Ennis, Inc.                                               231,323   4,520,051        0.1%
#   EnPro Industries, Inc.                                    223,751  13,107,334        0.3%
    EnviroStar, Inc.                                           33,694     124,331        0.0%
    ESCO Technologies, Inc.                                   173,048   6,658,887        0.1%
#   Espey Manufacturing & Electronics Corp.                    35,187     862,082        0.0%
#   Essendant, Inc.                                            97,881   3,013,756        0.1%
*   ExOne Co. (The)                                             2,309      30,525        0.0%
#   Exponent, Inc.                                            288,685  14,388,060        0.3%
    Federal Signal Corp.                                      707,440   9,684,854        0.2%
#   Forward Air Corp.                                         310,472  14,151,314        0.3%
#*  Franklin Covey Co.                                        167,415   2,757,325        0.1%
#   Franklin Electric Co., Inc.                               126,956   4,010,540        0.1%
#   FreightCar America, Inc.                                   87,503   1,500,676        0.0%
*   FTI Consulting, Inc.                                      116,008   4,675,122        0.1%
*   Fuel Tech, Inc.                                           136,361     234,541        0.0%
    G&K Services, Inc. Class A                                216,109  15,268,101        0.3%
*   Gencor Industries, Inc.                                    16,836     242,943        0.0%
#   General Cable Corp.                                       273,058   4,270,627        0.1%
*   Gibraltar Industries, Inc.                                283,049   7,486,646        0.2%
#   Global Brass & Copper Holdings, Inc.                      129,953   3,521,726        0.1%
#   Global Power Equipment Group, Inc.                         44,225     102,160        0.0%
*   Goldfield Corp. (The)                                      44,025      88,050        0.0%
#   Gorman-Rupp Co. (The)                                     242,116   6,849,462        0.1%
*   GP Strategies Corp.                                       171,416   4,000,849        0.1%
#   Graham Corp.                                               67,722   1,253,534        0.0%
#   Granite Construction, Inc.                                253,468  11,302,138        0.2%
#*  Great Lakes Dredge & Dock Corp.                           432,296   1,975,593        0.0%
#   Greenbrier Cos., Inc. (The)                               203,120   6,091,569        0.1%
#   Griffon Corp.                                             409,253   6,470,290        0.1%
#   H&E Equipment Services, Inc.                              305,279   6,175,794        0.1%
    Hardinge, Inc.                                             96,286   1,251,718        0.0%
    Harsco Corp.                                               83,791     594,078        0.0%
#*  Hawaiian Holdings, Inc.                                   590,692  24,850,412        0.5%
#*  HC2 Holdings, Inc.                                         84,510     326,209        0.0%
#   Heartland Express, Inc.                                   123,663   2,239,537        0.1%
    Heidrick & Struggles International, Inc.                  158,363   3,124,502        0.1%
*   Heritage-Crystal Clean, Inc.                               18,365     190,996        0.0%
#   Herman Miller, Inc.                                        19,638     592,478        0.0%
*   Hill International, Inc.                                  318,662   1,351,127        0.0%
#   Houston Wire & Cable Co.                                  172,328   1,259,718        0.0%
*   Hub Group, Inc. Class A                                   223,874   8,623,626        0.2%
#   Hudson Global, Inc.                                       216,487     560,701        0.0%
#*  Hudson Technologies, Inc.                                 170,343     596,201        0.0%
    Hurco Cos., Inc.                                           55,394   1,793,658        0.0%
#*  Huron Consulting Group, Inc.                              209,592  11,655,411        0.2%
*   Huttig Building Products, Inc.                            161,870     757,552        0.0%
#   Hyster-Yale Materials Handling, Inc.                      101,750   6,232,188        0.1%
*   ICF International, Inc.                                   122,325   4,815,935        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
#*  InnerWorkings, Inc.                                         184,462 $ 1,507,055        0.0%
#*  Innovative Solutions & Support, Inc.                        139,210     385,612        0.0%
    Insperity, Inc.                                             269,097  14,200,249        0.3%
    Insteel Industries, Inc.                                    133,985   3,884,225        0.1%
#*  Integrated Electrical Services, Inc.                        148,974   1,798,116        0.0%
    Interface, Inc.                                             683,123  11,626,753        0.2%
#   International Shipholding Corp.                              37,981      94,953        0.0%
#*  Intersections, Inc.                                         151,724     362,620        0.0%
#   John Bean Technologies Corp.                                302,609  15,778,033        0.3%
    Kadant, Inc.                                                 95,013   4,498,866        0.1%
#   Kaman Corp.                                                 279,202  11,751,612        0.2%
#   Kelly Services, Inc. Class A                                272,121   5,107,711        0.1%
    Kelly Services, Inc. Class B                                    635      11,506        0.0%
*   Key Technology, Inc.                                         49,705     444,860        0.0%
*   KEYW Holding Corp. (The)                                      1,585      10,921        0.0%
    Kforce, Inc.                                                391,825   7,448,593        0.2%
    Kimball International, Inc. Class B                         281,574   3,277,521        0.1%
#*  KLX, Inc.                                                     4,200     141,624        0.0%
    Knoll, Inc.                                                 541,027  12,632,980        0.3%
    Korn/Ferry International                                    457,443  12,415,003        0.3%
#*  Kratos Defense & Security Solutions, Inc.                   394,381   2,094,163        0.0%
#*  Lawson Products, Inc.                                        80,748   1,581,853        0.0%
#*  Layne Christensen Co.                                       144,893   1,288,099        0.0%
#   LB Foster Co. Class A                                        96,440   1,897,939        0.0%
#   Lindsay Corp.                                               110,855   8,475,973        0.2%
#*  LMI Aerospace, Inc.                                          98,742     867,942        0.0%
    LS Starrett Co. (The) Class A                                49,444     534,984        0.0%
    LSI Industries, Inc.                                        220,616   2,790,792        0.1%
*   Lydall, Inc.                                                141,218   5,195,410        0.1%
#*  Manitex International, Inc.                                   9,596      63,717        0.0%
#   Marten Transport, Ltd.                                      304,206   5,676,484        0.1%
#*  MasTec, Inc.                                                300,633   6,812,344        0.1%
*   Mastech Holdings, Inc.                                       14,852     103,518        0.0%
    Matson, Inc.                                                212,079   8,245,632        0.2%
    Matthews International Corp. Class A                        162,001   8,527,733        0.2%
#   McGrath RentCorp                                            224,639   5,476,699        0.1%
*   Mercury Systems, Inc.                                       266,713   5,606,307        0.1%
#*  Meritor, Inc.                                             1,113,530   9,465,005        0.2%
*   MFRI, Inc.                                                   57,134     398,795        0.0%
    Miller Industries, Inc.                                      81,772   1,738,473        0.0%
*   Mistras Group, Inc.                                         184,188   4,488,662        0.1%
#   Mobile Mini, Inc.                                            80,088   2,582,838        0.1%
*   MRC Global, Inc.                                            585,994   8,192,196        0.2%
    MSA Safety, Inc.                                              4,048     194,668        0.0%
    Mueller Industries, Inc.                                     80,076   2,527,199        0.1%
    Mueller Water Products, Inc. Class A                      1,715,790  18,444,742        0.4%
#   Multi-Color Corp.                                           146,582   8,770,001        0.2%
#*  MYR Group, Inc.                                             175,973   4,489,071        0.1%
#   National Presto Industries, Inc.                             40,703   3,548,895        0.1%
*   Navigant Consulting, Inc.                                   345,162   5,508,786        0.1%
*   Navistar International Corp.                                 16,473     248,578        0.0%
*   NCI Building Systems, Inc.                                  174,512   2,572,307        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   Neff Corp. Class A                                          2,075 $    17,741        0.0%
#*  NL Industries, Inc.                                       236,934     727,387        0.0%
#   NN, Inc.                                                  197,752   2,974,190        0.1%
*   Nortek, Inc.                                                6,954     327,951        0.0%
#*  Northwest Pipe Co.                                         77,183     832,805        0.0%
#*  NV5 Global, Inc.                                           15,870     394,052        0.0%
#   Omega Flex, Inc.                                           99,778   3,286,687        0.1%
*   Orbit International Corp.                                   2,185       8,270        0.0%
*   Orion Energy Systems, Inc.                                 43,964      65,067        0.0%
*   Orion Marine Group, Inc.                                  116,257     678,941        0.0%
#*  PAM Transportation Services, Inc.                          40,566   1,002,386        0.0%
#   Park-Ohio Holdings Corp.                                   98,513   2,507,156        0.1%
*   Patrick Industries, Inc.                                  165,590   7,592,302        0.2%
#*  Patriot Transportation Holding, Inc.                       30,858     638,452        0.0%
*   Paul Mueller Co.                                           10,813     335,203        0.0%
*   Pendrell Corp.                                             77,622      39,968        0.0%
*   Performant Financial Corp.                                275,215     492,635        0.0%
#*  PGT, Inc.                                                 454,890   4,762,698        0.1%
#*  Ply Gem Holdings, Inc.                                    127,752   1,871,567        0.0%
    Powell Industries, Inc.                                   105,933   3,296,635        0.1%
#*  Power Solutions International, Inc.                         9,735     126,068        0.0%
*   PowerSecure International, Inc.                           244,533   4,577,658        0.1%
#   Preformed Line Products Co.                                51,141   2,146,388        0.0%
#   Primoris Services Corp.                                   395,897   9,260,031        0.2%
#   Providence and Worcester Railroad Co.                      18,747     298,077        0.0%
    Quad/Graphics, Inc.                                       122,236   1,534,062        0.0%
    Quanex Building Products Corp.                            353,289   6,655,965        0.1%
#*  Radiant Logistics, Inc.                                    31,921     125,769        0.0%
#   Raven Industries, Inc.                                    392,964   6,322,791        0.1%
#*  RBC Bearings, Inc.                                        176,597  12,944,560        0.3%
    RCM Technologies, Inc.                                    111,638     584,983        0.0%
    Resources Connection, Inc.                                339,494   5,014,326        0.1%
*   Roadrunner Transportation Systems, Inc.                   218,161   2,578,663        0.1%
*   RPX Corp.                                                 282,134   3,126,045        0.1%
*   Rush Enterprises, Inc. Class A                            241,033   4,745,940        0.1%
#*  Rush Enterprises, Inc. Class B                            114,340   2,223,913        0.1%
*   Saia, Inc.                                                252,007   7,288,042        0.2%
    Servotronics, Inc.                                         24,804     214,927        0.0%
*   SIFCO Industries, Inc.                                     45,608     486,637        0.0%
    Simpson Manufacturing Co., Inc.                               539      20,266        0.0%
    SkyWest, Inc.                                             354,803   8,337,871        0.2%
*   SL Industries, Inc.                                        54,167   2,165,597        0.0%
*   SP Plus Corp.                                             168,662   3,757,789        0.1%
#*  Sparton Corp.                                              53,461   1,147,273        0.0%
    SPX Corp.                                                  67,388   1,084,947        0.0%
    Standex International Corp.                               131,440  10,080,134        0.2%
*   Sterling Construction Co., Inc.                           121,534     636,838        0.0%
#   Sun Hydraulics Corp.                                      245,271   8,677,688        0.2%
#   Supreme Industries, Inc. Class A                          106,580   1,324,789        0.0%
#   TAL International Group, Inc.                              55,883     955,599        0.0%
#*  Taser International, Inc.                                 538,938   9,841,008        0.2%
#*  Team, Inc.                                                268,054   7,701,191        0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES      VALUE+      ASSETS**
                                                              ------- -------------- ----------
Industrials -- (Continued)
*   Tel-Instrument Electronics Corp.                           18,440 $       76,895        0.0%
#   Tennant Co.                                               185,693      9,917,863        0.2%
    Tetra Tech, Inc.                                          122,464      3,600,442        0.1%
#*  Thermon Group Holdings, Inc.                              174,082      3,262,297        0.1%
#   Titan International, Inc.                                 359,744      2,385,103        0.1%
#*  Titan Machinery, Inc.                                     146,102      1,899,326        0.0%
*   Transcat, Inc.                                             42,500        451,775        0.0%
*   TRC Cos., Inc.                                            205,392      1,758,156        0.0%
#*  Trex Co., Inc.                                            296,139     14,051,796        0.3%
*   TriMas Corp.                                              275,823      4,992,396        0.1%
#*  TriNet Group, Inc.                                         80,299      1,334,569        0.0%
*   TrueBlue, Inc.                                            451,547      8,439,413        0.2%
#*  Tutor Perini Corp.                                        262,204      4,148,067        0.1%
#   Twin Disc, Inc.                                            85,216      1,129,112        0.0%
*   Ultralife Corp.                                           106,484        502,604        0.0%
    Universal Forest Products, Inc.                           156,487     11,994,729        0.2%
#   Universal Truckload Services, Inc.                         79,475      1,133,314        0.0%
#   US Ecology, Inc.                                          228,052     10,269,182        0.2%
#*  USA Truck, Inc.                                            71,557      1,267,990        0.0%
*   Vectrus, Inc.                                               2,667         57,501        0.0%
#*  Veritiv Corp.                                               6,492        266,302        0.0%
*   Versar, Inc.                                               44,956        114,638        0.0%
    Viad Corp.                                                166,570      4,955,458        0.1%
#*  Vicor Corp.                                               258,595      2,479,926        0.1%
*   Virco Manufacturing Corp.                                 133,476        427,123        0.0%
*   Virgin America, Inc.                                        4,435        246,985        0.0%
*   Volt Information Sciences, Inc.                           189,913      1,426,247        0.0%
#   VSE Corp.                                                  33,976      2,107,871        0.0%
#*  Wabash National Corp.                                     782,769     11,154,458        0.2%
#*  Wesco Aircraft Holdings, Inc.                             290,319      4,189,303        0.1%
#*  Willdan Group, Inc.                                        41,072        441,524        0.0%
#*  Willis Lease Finance Corp.                                 75,708      1,830,619        0.0%
#*  Xerium Technologies, Inc.                                  10,783         57,042        0.0%
#*  YRC Worldwide, Inc.                                       158,615      1,459,258        0.0%
                                                                      --------------       ----
Total Industrials                                                      1,056,815,905       21.4%
                                                                      --------------       ----
Information Technology -- (13.1%)
*   Actua Corp.                                               396,417      3,758,033        0.1%
#*  Acxiom Corp.                                              115,925      2,546,872        0.1%
*   ADDvantage Technologies Group, Inc.                        84,703        157,548        0.0%
    ADTRAN, Inc.                                              436,121      8,425,858        0.2%
*   Advanced Energy Industries, Inc.                          387,531     12,536,628        0.3%
*   Agilysys, Inc.                                            200,708      2,143,561        0.1%
#*  Alliance Fiber Optic Products, Inc.                       100,978      1,870,113        0.0%
#*  Alpha & Omega Semiconductor, Ltd.                         165,571      2,150,767        0.1%
#   American Software, Inc. Class A                           224,049      2,047,808        0.1%
*   Amkor Technology, Inc.                                     85,128        486,081        0.0%
#*  Amtech Systems, Inc.                                       98,930        618,313        0.0%
*   Angie's List, Inc.                                         44,647        390,661        0.0%
#*  Applied Optoelectronics, Inc.                               1,545         17,304        0.0%
    Astro-Med, Inc.                                            58,981        844,608        0.0%
*   Autobytel, Inc.                                            58,798        976,047        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                      --------- ----------- ----------
Information Technology -- (Continued)
*           AVG Technologies NV                                         502,065 $ 9,940,887        0.2%
*           Aviat Networks, Inc.                                        297,372     226,895        0.0%
#*          Avid Technology, Inc.                                       256,554   1,431,571        0.0%
*           Aware, Inc.                                                 143,064     596,577        0.0%
*           Axcelis Technologies, Inc.                                1,033,839   2,956,780        0.1%
*           AXT, Inc.                                                   285,511     733,763        0.0%
#           Badger Meter, Inc.                                          161,241  11,501,321        0.2%
#*          Bankrate, Inc.                                               90,154     824,008        0.0%
*           Bazaarvoice, Inc.                                            24,967      83,639        0.0%
#           Bel Fuse, Inc. Class A                                       33,988     531,912        0.0%
#           Bel Fuse, Inc. Class B                                       91,882   1,530,754        0.0%
*           Benchmark Electronics, Inc.                                 359,035   6,972,460        0.1%
#           Black Box Corp.                                             140,725   2,057,400        0.1%
#*          Blucora, Inc.                                               323,998   2,595,224        0.1%
(degrees)*  Bogen Corp.                                                  33,103          --        0.0%
#*          Bottomline Technologies de, Inc.                            238,682   5,862,030        0.1%
#*          BroadVision, Inc.                                            16,737     108,958        0.0%
#           Brooks Automation, Inc.                                     494,267   4,675,766        0.1%
*           BSQUARE Corp.                                               103,061     642,070        0.0%
#           Cabot Microelectronics Corp.                                273,995  11,477,651        0.2%
#*          CalAmp Corp.                                                405,640   6,072,431        0.1%
*           Calix, Inc.                                                 370,511   2,567,641        0.1%
*           Carbonite, Inc.                                                 247       1,862        0.0%
#*          Cardtronics, Inc.                                           203,621   8,026,740        0.2%
*           Care.com, Inc.                                                5,640      41,962        0.0%
*           Cartesian, Inc.                                              24,412      41,500        0.0%
*           Cascade Microtech, Inc.                                     114,090   2,385,622        0.1%
#           Cass Information Systems, Inc.                               64,317   3,181,762        0.1%
#*          Ceva, Inc.                                                  181,037   4,174,713        0.1%
*           Checkpoint Systems, Inc.                                    234,573   2,373,879        0.1%
#*          CIBER, Inc.                                                 488,713   1,133,814        0.0%
#*          Clearfield, Inc.                                             96,824   1,797,053        0.0%
*           Coherent, Inc.                                               63,571   5,937,531        0.1%
            Cohu, Inc.                                                  183,715   2,123,745        0.1%
            Communications Systems, Inc.                                 79,847     513,416        0.0%
            Computer Task Group, Inc.                                   175,876     904,003        0.0%
#           Comtech Telecommunications Corp.                            142,695   3,453,219        0.1%
            Concurrent Computer Corp.                                    34,201     207,258        0.0%
#*          Control4 Corp.                                                8,532      63,222        0.0%
#*          Cray, Inc.                                                  313,121  11,857,892        0.2%
#           CSG Systems International, Inc.                             364,785  16,189,158        0.3%
            CSP, Inc.                                                    49,891     325,788        0.0%
            CTS Corp.                                                   259,220   4,295,275        0.1%
#*          CUI Global, Inc.                                              3,773      31,505        0.0%
#*          CVD Equipment Corp.                                          31,867     245,057        0.0%
*           CyberOptics Corp.                                            54,731     960,529        0.0%
#           Daktronics, Inc.                                            338,434   2,944,376        0.1%
*           Data I/O Corp.                                               77,000     184,800        0.0%
*           Datalink Corp.                                              171,741   1,379,080        0.0%
#*          Datawatch Corp.                                              22,888     121,764        0.0%
*           Demand Media, Inc.                                          169,895   1,000,682        0.0%
*           Determine, Inc.                                              26,569      37,728        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
*   DHI Group, Inc.                                             617,017 $ 4,386,991        0.1%
*   Digi International, Inc.                                    234,268   2,476,213        0.1%
#*  Digimarc Corp.                                                2,595      77,461        0.0%
*   Digital Ally, Inc.                                            3,700      16,354        0.0%
*   Diodes, Inc.                                                263,967   4,915,066        0.1%
*   DSP Group, Inc.                                             228,826   2,173,847        0.1%
#*  DTS, Inc.                                                   192,153   4,192,778        0.1%
    EarthLink Holdings Corp.                                  1,135,497   6,597,238        0.1%
#*  Eastman Kodak Co.                                               400       4,728        0.0%
#   Ebix, Inc.                                                  227,875  10,965,345        0.2%
*   Edgewater Technology, Inc.                                   87,868     746,878        0.0%
#   Electro Rent Corp.                                          235,256   2,354,913        0.1%
*   Electro Scientific Industries, Inc.                         179,752   1,267,252        0.0%
*   Electro-Sensors, Inc.                                         3,450      12,006        0.0%
#*  Ellie Mae, Inc.                                              26,734   2,234,962        0.1%
*   ELXSI Corp.                                                   7,100     138,450        0.0%
#*  eMagin Corp.                                                 52,807      93,996        0.0%
#*  Emcore Corp.                                                174,304     993,533        0.0%
#*  EnerNOC, Inc.                                               207,431   1,414,679        0.0%
#*  Envestnet, Inc.                                             111,047   3,484,655        0.1%
#   Epiq Systems, Inc.                                          284,414   4,200,795        0.1%
*   ePlus, Inc.                                                  54,754   4,401,674        0.1%
#*  Everi Holdings, Inc.                                        622,229   1,045,345        0.0%
*   Everyday Health, Inc.                                           700       4,060        0.0%
    Evolving Systems, Inc.                                       35,800     206,208        0.0%
*   Exar Corp.                                                  393,306   2,399,167        0.1%
*   ExlService Holdings, Inc.                                   342,470  16,572,123        0.3%
#*  Extreme Networks, Inc.                                      618,849   2,172,160        0.1%
*   Fabrinet                                                    273,553   8,745,489        0.2%
#*  FalconStor Software, Inc.                                   248,799     263,727        0.0%
#*  FARO Technologies, Inc.                                     147,277   4,276,924        0.1%
#*  Finisar Corp.                                                54,366     894,864        0.0%
*   FormFactor, Inc.                                            374,970   2,887,269        0.1%
#   Forrester Research, Inc.                                    252,320   8,482,998        0.2%
*   Frequency Electronics, Inc.                                  74,860     758,332        0.0%
*   GigPeak, Inc.                                                72,975     167,843        0.0%
    Global Payments, Inc.                                       116,403   8,401,989        0.2%
    GlobalScape, Inc.                                            19,590      66,606        0.0%
#*  Glu Mobile, Inc.                                             27,349      73,022        0.0%
#*  GSE Systems, Inc.                                           127,249     324,485        0.0%
*   GSI Group, Inc.                                             129,686   1,886,931        0.0%
#*  GSI Technology, Inc.                                         78,753     311,074        0.0%
#*  GTT Communications, Inc.                                    109,997   1,757,752        0.0%
#   Hackett Group, Inc. (The)                                   376,995   5,609,686        0.1%
#*  Harmonic, Inc.                                              685,532   2,371,941        0.1%
#*  Higher One Holdings, Inc.                                   240,889     912,969        0.0%
#*  Hutchinson Technology, Inc.                                 233,337     851,680        0.0%
#*  ID Systems, Inc.                                             55,135     285,599        0.0%
#*  Identiv, Inc.                                                12,681      33,731        0.0%
*   IEC Electronics Corp.                                        21,736      91,074        0.0%
*   II-VI, Inc.                                                 236,356   4,932,750        0.1%
#*  Imation Corp.                                               192,872     302,809        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  Immersion Corp.                                              53,577 $   391,648        0.0%
*   Innodata, Inc.                                              217,125     492,874        0.0%
#*  Inphi Corp.                                                  44,385   1,316,903        0.0%
*   Insight Enterprises, Inc.                                   376,044   9,292,047        0.2%
#   Intelligent Systems Corp.                                     4,600      16,652        0.0%
#*  Internap Corp.                                              570,848   1,301,533        0.0%
#   Intersil Corp. Class A                                       76,854     898,423        0.0%
*   inTEST Corp.                                                 84,141     319,736        0.0%
#*  Intevac, Inc.                                               170,856     830,360        0.0%
*   IntraLinks Holdings, Inc.                                   226,620   2,019,184        0.0%
*   IntriCon Corp.                                               53,872     322,693        0.0%
*   Inuvo, Inc.                                                  33,673      59,938        0.0%
#*  InvenSense, Inc.                                             11,408      87,613        0.0%
#*  iPass, Inc.                                                 359,925     403,116        0.0%
#*  Iteris, Inc.                                                 52,380     129,902        0.0%
#*  Itron, Inc.                                                 150,835   6,202,335        0.1%
*   Ixia                                                        673,622   6,817,055        0.1%
    IXYS Corp.                                                  298,387   3,222,580        0.1%
#*  Kemet Corp.                                                 247,330     573,806        0.0%
*   Key Tronic Corp.                                             23,306     166,172        0.0%
*   Kimball Electronics, Inc.                                   179,364   1,962,242        0.0%
*   Knowles Corp.                                                 2,382      31,847        0.0%
#*  Kopin Corp.                                                 671,440   1,114,590        0.0%
*   Kulicke & Soffa Industries, Inc.                            588,266   6,306,212        0.1%
#*  KVH Industries, Inc.                                        155,678   1,519,417        0.0%
#*  Lattice Semiconductor Corp.                               1,133,343   6,312,721        0.1%
*   LGL Group, Inc. (The)                                        29,250     101,936        0.0%
#*  Lightpath Technologies, Inc. Class A                          1,963       3,749        0.0%
*   Limelight Networks, Inc.                                    719,329   1,258,826        0.0%
*   Lionbridge Technologies, Inc.                               538,746   2,688,343        0.1%
*   Liquidity Services, Inc.                                     16,921      94,419        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                   1,950      79,736        0.0%
#*  Magnachip Semiconductor Corp.                                30,667     158,242        0.0%
    ManTech International Corp. Class A                         136,399   4,610,286        0.1%
#   Marchex, Inc. Class B                                       157,275     668,419        0.0%
#*  Marin Software, Inc.                                          7,727      19,781        0.0%
#*  Mattersight Corp.                                            14,817      58,527        0.0%
#*  Mattson Technology, Inc.                                    161,707     590,231        0.0%
#*  MaxLinear, Inc. Class A                                      78,566   1,315,981        0.0%
*   Maxwell Technologies, Inc.                                  237,014   1,521,630        0.0%
#*  MeetMe, Inc.                                                149,235     510,384        0.0%
#   Mesa Laboratories, Inc.                                      31,482   3,172,756        0.1%
    Methode Electronics, Inc.                                   456,176  13,562,112        0.3%
    MOCON, Inc.                                                  62,606     926,569        0.0%
#*  ModusLink Global Solutions, Inc.                            228,865     334,143        0.0%
*   MoneyGram International, Inc.                                83,049     510,751        0.0%
#   Monotype Imaging Holdings, Inc.                             371,517   8,184,520        0.2%
#*  Monster Worldwide, Inc.                                   1,021,654   3,269,293        0.1%
#*  MoSys, Inc.                                                  16,888       8,108        0.0%
*   MRV Communications, Inc.                                     57,746     574,573        0.0%
#   MTS Systems Corp.                                           171,839   9,660,789        0.2%
*   Multi-Fineline Electronix, Inc.                             180,402   4,149,246        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  Nanometrics, Inc.                                         208,875 $ 3,730,508        0.1%
#*  NAPCO Security Technologies, Inc.                         307,597   1,820,974        0.0%
    NCI, Inc. Class A                                          55,703     805,465        0.0%
#*  NeoPhotonics Corp.                                        206,045   2,470,480        0.1%
#*  NETGEAR, Inc.                                             237,743  10,080,303        0.2%
*   Newport Corp.                                             374,638   8,612,928        0.2%
#   NIC, Inc.                                                 610,354  10,809,369        0.2%
#*  Novatel Wireless, Inc.                                    160,721     245,903        0.0%
#*  Numerex Corp. Class A                                      72,177     554,319        0.0%
    NVE Corp.                                                     684      39,248        0.0%
#*  Oclaro, Inc.                                              329,214   1,662,531        0.0%
    Omtool, Ltd.                                               30,770     100,156        0.0%
#*  Onvia, Inc.                                                 6,308      22,456        0.0%
    Optical Cable Corp.                                        55,836     140,148        0.0%
#*  OSI Systems, Inc.                                         204,921  10,428,430        0.2%
*   PAR Technology Corp.                                      129,981     830,579        0.0%
    Park Electrochemical Corp.                                191,010   3,115,373        0.1%
    PC Connection, Inc.                                       102,863   2,445,054        0.1%
    PC-Tel, Inc.                                              176,904     792,530        0.0%
*   PCM, Inc.                                                 115,111   1,103,914        0.0%
#*  PDF Solutions, Inc.                                       203,073   2,731,332        0.1%
#*  Perceptron, Inc.                                           62,505     288,148        0.0%
*   Perficient, Inc.                                          329,183   6,873,341        0.1%
#*  PFSweb, Inc.                                              113,841   1,605,158        0.0%
#*  Photronics, Inc.                                          449,535   4,756,080        0.1%
*   Planet Payment, Inc.                                      118,720     476,067        0.0%
    Plantronics, Inc.                                          29,754   1,144,041        0.0%
#*  Plexus Corp.                                              207,977   8,685,120        0.2%
*   Polycom, Inc.                                             188,865   2,256,937        0.1%
    Power Integrations, Inc.                                  125,050   6,033,662        0.1%
*   PRGX Global, Inc.                                         137,467     665,340        0.0%
*   Progress Software Corp.                                   357,363   9,119,904        0.2%
#   QAD, Inc. Class A                                         140,066   2,746,694        0.1%
    QAD, Inc. Class B                                          31,205     507,705        0.0%
*   QLogic Corp.                                              639,039   8,365,021        0.2%
*   Qualstar Corp.                                             90,134      43,445        0.0%
#*  Qualys, Inc.                                               92,494   2,328,999        0.1%
#*  QuinStreet, Inc.                                           96,938     341,222        0.0%
*   Qumu Corp.                                                 85,784     426,346        0.0%
*   Radisys Corp.                                             205,406     916,111        0.0%
#*  Rambus, Inc.                                              862,823  10,026,003        0.2%
#*  RealNetworks, Inc.                                        363,381   1,657,017        0.0%
#   Reis, Inc.                                                 95,010   2,391,402        0.1%
*   Relm Wireless Corp.                                        40,346     200,923        0.0%
*   RetailMeNot, Inc.                                          77,761     655,525        0.0%
#   RF Industries, Ltd.                                        56,930     146,879        0.0%
    Richardson Electronics, Ltd.                              128,704     669,261        0.0%
#*  Rightside Group, Ltd.                                      36,226     327,483        0.0%
#*  Rocket Fuel, Inc.                                          15,448      44,181        0.0%
*   Rofin-Sinar Technologies, Inc.                            192,649   6,201,371        0.1%
#*  Rogers Corp.                                              135,512   7,772,968        0.2%
*   Rosetta Stone, Inc.                                       105,705     840,355        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  Rovi Corp.                                                111,668 $ 1,967,590        0.0%
*   Rubicon Project, Inc. (The)                                 3,390      65,664        0.0%
*   Ruckus Wireless, Inc.                                      64,233     882,561        0.0%
*   Rudolph Technologies, Inc.                                323,960   4,493,325        0.1%
*   Sanmina Corp.                                              11,567     273,560        0.0%
#*  ScanSource, Inc.                                          226,042   9,195,389        0.2%
*   SciQuest, Inc.                                             31,926     441,217        0.0%
#*  Seachange International, Inc.                             355,745   1,326,929        0.0%
#*  Semtech Corp.                                             215,261   4,658,248        0.1%
#*  ServiceSource International, Inc.                          90,429     364,429        0.0%
*   Sevcon, Inc.                                               56,400     629,424        0.0%
*   ShoreTel, Inc.                                            430,771   2,636,319        0.1%
#*  Sigma Designs, Inc.                                       345,389   2,186,312        0.1%
*   Sigmatron International, Inc.                              17,185     105,688        0.0%
#*  Silicon Graphics International Corp.                        7,793      34,913        0.0%
#*  Silver Spring Networks, Inc.                               97,331   1,367,501        0.0%
#*  SMTC Corp.                                                 16,231      26,132        0.0%
#*  SolarEdge Technologies, Inc.                               30,142     807,504        0.0%
#*  Sonic Foundry, Inc.                                        23,066     169,996        0.0%
*   Sonus Networks, Inc.                                      416,800   3,442,768        0.1%
#*  Stamps.com, Inc.                                          146,418  12,058,986        0.3%
#*  StarTek, Inc.                                             131,000     537,100        0.0%
#*  Super Micro Computer, Inc.                                443,045  11,922,341        0.3%
#*  Support.com, Inc.                                         217,469     187,023        0.0%
*   Sykes Enterprises, Inc.                                   385,936  11,250,034        0.2%
#*  Synchronoss Technologies, Inc.                             38,836   1,206,635        0.0%
*   Systemax, Inc.                                            332,058   3,005,125        0.1%
#*  Tangoe, Inc.                                               20,254     178,640        0.0%
*   Technical Communications Corp.                              7,300      20,002        0.0%
#*  TechTarget, Inc.                                           43,023     333,858        0.0%
*   Telenav, Inc.                                             216,025   1,231,343        0.0%
#   TeleTech Holdings, Inc.                                   217,150   6,034,598        0.1%
    Tessco Technologies, Inc.                                  64,080   1,062,446        0.0%
#   Tessera Technologies, Inc.                                222,698   6,395,887        0.1%
#*  TiVo, Inc.                                                958,866   9,569,483        0.2%
    TransAct Technologies, Inc.                                90,009     783,978        0.0%
    Travelport Worldwide, Ltd.                                118,812   1,657,427        0.0%
#*  Travelzoo, Inc.                                            70,688     539,349        0.0%
*   Trio-Tech International                                     3,392      11,194        0.0%
#*  TrueCar, Inc.                                              14,520      99,317        0.0%
*   TSR, Inc.                                                  60,552     236,153        0.0%
#*  TTM Technologies, Inc.                                    517,659   3,375,137        0.1%
#*  Ultra Clean Holdings, Inc.                                173,399     986,640        0.0%
#*  Ultratech, Inc.                                           237,425   5,149,748        0.1%
#*  Unisys Corp.                                              474,684   3,659,814        0.1%
#*  United Online, Inc.                                       129,725   1,404,922        0.0%
#*  Universal Security Instruments, Inc.                        2,177       8,686        0.0%
#*  Unwired Planet, Inc.                                        6,881      55,461        0.0%
#*  USA Technologies, Inc.                                      7,207      31,567        0.0%
#*  VASCO Data Security International, Inc.                    14,694     254,647        0.0%
#*  Veeco Instruments, Inc.                                   276,588   5,091,985        0.1%
#*  Viavi Solutions, Inc.                                     655,241   4,265,619        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Information Technology -- (Continued)
*   Vicon Industries, Inc.                                     26,967 $     24,270        0.0%
*   Virtusa Corp.                                             316,674   11,254,594        0.2%
#*  Vishay Precision Group, Inc.                              108,345    1,620,841        0.0%
#   Wayside Technology Group, Inc.                             30,941      510,527        0.0%
#*  Web.com Group, Inc.                                       428,507    8,565,855        0.2%
#*  WebMD Health Corp.                                         11,285      708,021        0.0%
*   Westell Technologies, Inc. Class A                        426,791      520,685        0.0%
*   Wireless Telecom Group, Inc.                              225,386      315,540        0.0%
*   Xcerra Corp.                                              394,368    2,326,771        0.1%
*   XO Group, Inc.                                            214,928    3,795,628        0.1%
*   Xura, Inc.                                                 17,525      392,385        0.0%
*   Yelp, Inc.                                                 99,339    2,086,119        0.1%
*   YuMe, Inc.                                                  2,500        9,400        0.0%
#*  Zhone Technologies, Inc.                                   66,487       76,460        0.0%
#*  Zix Corp.                                                 491,168    1,832,057        0.0%
                                                                      ------------       ----
Total Information Technology                                           745,454,721       15.1%
                                                                      ------------       ----
Materials -- (4.7%)
    A Schulman, Inc.                                          321,696    8,972,101        0.2%
#*  A. M. Castle & Co.                                        144,682      460,089        0.0%
    AEP Industries, Inc.                                       60,416    3,723,438        0.1%
#*  AK Steel Holding Corp.                                    184,419      863,081        0.0%
*   American Biltrite, Inc.                                       868      226,982        0.0%
#   American Vanguard Corp.                                   206,316    3,414,530        0.1%
    Ampco-Pittsburgh Corp.                                     80,345    1,533,786        0.0%
#   Balchem Corp.                                             110,851    6,801,817        0.1%
*   Boise Cascade Co.                                         330,709    6,901,897        0.1%
#   Calgon Carbon Corp.                                       568,816    9,322,894        0.2%
#   Carpenter Technology Corp.                                 82,908    2,935,772        0.1%
#*  Century Aluminum Co.                                      445,102    3,925,800        0.1%
#   Chase Corp.                                                76,421    4,301,738        0.1%
#*  Clearwater Paper Corp.                                    208,442   12,452,325        0.3%
#*  Cliffs Natural Resources, Inc.                            124,533      656,289        0.0%
#*  Codexis, Inc.                                               7,912       24,923        0.0%
#*  Coeur Mining, Inc.                                        183,409    1,485,613        0.0%
#*  Contango ORE, Inc.                                          1,592       22,686        0.0%
#*  Core Molding Technologies, Inc.                            65,025      762,743        0.0%
#   Deltic Timber Corp.                                        87,889    5,493,062        0.1%
    Detrex Corp.                                               10,200      275,400        0.0%
#*  Ferro Corp.                                               910,884   11,604,662        0.2%
    Ferroglobe P.L.C.                                         429,788    4,379,540        0.1%
    Flamemaster Corp.                                             189        2,122        0.0%
#*  Flotek Industries, Inc.                                   509,644    4,816,136        0.1%
    Friedman Industries, Inc.                                  60,300      373,257        0.0%
#   FutureFuel Corp.                                          207,815    2,335,841        0.1%
*   Handy & Harman, Ltd.                                          500       13,715        0.0%
#   Hawkins, Inc.                                             101,141    3,957,647        0.1%
#   Haynes International, Inc.                                 84,372    3,166,481        0.1%
#*  Headwaters, Inc.                                          788,676   15,781,407        0.3%
#   Hecla Mining Co.                                          926,084    3,991,422        0.1%
    Innophos Holdings, Inc.                                   205,979    7,612,984        0.2%
    Innospec, Inc.                                            249,882   12,084,294        0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Materials -- (Continued)
             Kaiser Aluminum Corp.                                       168,635 $ 15,991,657        0.3%
             KMG Chemicals, Inc.                                          73,477    1,740,670        0.0%
*            Koppers Holdings, Inc.                                      155,967    3,919,451        0.1%
*            Kraton Performance Polymers, Inc.                           236,010    5,359,787        0.1%
#            Kronos Worldwide, Inc.                                       17,088      113,635        0.0%
#*           LSB Industries, Inc.                                        152,224    2,003,268        0.0%
             Materion Corp.                                              140,594    4,075,820        0.1%
#            McEwen Mining, Inc.                                          73,816      191,922        0.0%
             Mercer International, Inc.                                  308,753    2,593,525        0.1%
#            Myers Industries, Inc.                                      314,465    4,238,988        0.1%
             Neenah Paper, Inc.                                          164,556   10,710,950        0.2%
*            Northern Technologies International Corp.                    38,414      562,765        0.0%
#            Olympic Steel, Inc.                                          88,424    2,000,151        0.0%
*            OMNOVA Solutions, Inc.                                      299,008    2,137,907        0.1%
             PH Glatfelter Co.                                           391,785    8,983,630        0.2%
             Quaker Chemical Corp.                                       130,400   11,613,424        0.2%
#            Rayonier Advanced Materials, Inc.                            70,811      725,813        0.0%
*            Real Industry, Inc.                                           3,200       28,288        0.0%
#*           Rentech, Inc.                                                10,330       35,845        0.0%
#*           Resolute Forest Products, Inc.                               22,093      128,360        0.0%
             Schnitzer Steel Industries, Inc. Class A                    243,584    5,022,702        0.1%
             Schweitzer-Mauduit International, Inc.                      178,579    6,141,332        0.1%
#            Stepan Co.                                                  174,832   10,715,453        0.2%
#*           Stillwater Mining Co.                                        89,698    1,094,316        0.0%
             SunCoke Energy, Inc.                                         62,192      462,087        0.0%
#            Synalloy Corp.                                               57,753      489,168        0.0%
             TimkenSteel Corp.                                             9,002      114,685        0.0%
#*           Trecora Resources                                           142,083    1,626,850        0.0%
#            Tredegar Corp.                                              321,495    5,131,060        0.1%
*            UFP Technologies, Inc.                                       13,396      332,891        0.0%
#            United States Lime & Minerals, Inc.                          59,266    3,174,880        0.1%
*            Universal Stainless & Alloy Products, Inc.                   53,774      700,675        0.0%
#*           US Concrete, Inc.                                           135,440    8,364,774        0.2%
             Vulcan International Corp.                                    8,251      422,864        0.0%
*            Webco Industries, Inc.                                        3,750      156,562        0.0%
                                                                                 ------------        ---
Total Materials                                                                   265,782,629        5.4%
                                                                                 ------------        ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                 4,700           --        0.0%
(degrees)*   Concord Camera Corp. Escrow Shares                           49,560           --        0.0%
(degrees)*   DLB Oil & Gas, Inc. Escrow Shares                             7,600           --        0.0%
(degrees)*   FRD Acquisition Co. Escrow Shares                           294,513           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       214,642           --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                37,100           --        0.0%
                                                                                 ------------        ---
Total Other                                                                                --        0.0%
                                                                                 ------------        ---
Telecommunication Services -- (1.5%)
#*           8x8, Inc.                                                    39,873      452,160        0.0%
*            Alaska Communications Systems Group, Inc.                    52,443       94,922        0.0%
             Atlantic Tele-Network, Inc.                                 105,135    7,560,258        0.2%
#*           Boingo Wireless, Inc.                                       273,187    2,100,808        0.0%
#*           Cincinnati Bell, Inc.                                     1,718,670    6,565,319        0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                                                  OF NET
                                                                        SHARES       VALUE+      ASSETS**
                                                                       --------- -------------- ----------
Telecommunication Services -- (Continued)
#            Cogent Communications Holdings, Inc.                        167,938 $    6,499,201        0.1%
#            Consolidated Communications Holdings, Inc.                  429,140     10,144,869        0.2%
#*           FairPoint Communications, Inc.                               13,284        176,146        0.0%
#*           General Communication, Inc. Class A                         439,260      7,423,494        0.2%
#*           Hawaiian Telcom Holdco, Inc.                                  7,177        165,286        0.0%
#            IDT Corp. Class B                                           209,493      3,213,623        0.1%
#            Inteliquent, Inc.                                           391,777      6,499,580        0.1%
#*           Iridium Communications, Inc.                                285,416      2,303,307        0.0%
#*           Lumos Networks Corp.                                        142,381      1,815,358        0.0%
#*           NTELOS Holdings Corp.                                       106,647        986,485        0.0%
#*           ORBCOMM, Inc.                                               395,103      3,915,471        0.1%
#            Shenandoah Telecommunications Co.                           492,068     14,117,431        0.3%
             Spok Holdings, Inc.                                         142,763      2,425,543        0.1%
#*           Straight Path Communications, Inc. Class B                   63,457      2,322,526        0.1%
#*           Vonage Holdings Corp.                                     1,713,121      8,000,275        0.2%
                                                                                 --------------       ----
Total Telecommunication Services                                                     86,782,062        1.8%
                                                                                 --------------       ----
Utilities -- (2.2%)
#            American States Water Co.                                   401,996     16,759,213        0.3%
#            Artesian Resources Corp. Class A                             31,246        843,330        0.0%
#            California Water Service Group                              496,702     13,872,887        0.3%
#            Chesapeake Utilities Corp.                                  145,074      8,634,804        0.2%
#            Connecticut Water Service, Inc.                              85,181      4,005,211        0.1%
             Consolidated Water Co., Ltd.                                 36,099        501,415        0.0%
             Delta Natural Gas Co., Inc.                                  40,000      1,024,000        0.0%
             El Paso Electric Co.                                        120,505      5,434,775        0.1%
             Empire District Electric Co. (The)                          450,028     15,152,443        0.3%
             Gas Natural, Inc.                                            24,922        181,931        0.0%
#            Genie Energy, Ltd. Class B                                  199,593      1,471,000        0.0%
#            MGE Energy, Inc.                                            298,791     14,894,731        0.3%
#            Middlesex Water Co.                                         119,161      4,358,909        0.1%
#            Northwest Natural Gas Co.                                   212,066     10,929,882        0.2%
#            Ormat Technologies, Inc.                                     45,964      1,994,838        0.1%
#            Otter Tail Corp.                                            295,313      8,540,452        0.2%
#            Pattern Energy Group, Inc.                                   75,949      1,594,929        0.0%
#*           Pure Cycle Corp.                                              2,259         10,482        0.0%
             RGC Resources, Inc.                                           9,396        211,034        0.0%
#            SJW Corp.                                                   195,535      6,728,359        0.1%
             Spark Energy, Inc. Class A                                    5,006        129,055        0.0%
             Unitil Corp.                                                114,412      4,521,562        0.1%
#            York Water Co. (The)                                         76,384      2,264,786        0.1%
                                                                                 --------------       ----
Total Utilities                                                                     124,060,028        2.5%
                                                                                 --------------       ----
TOTAL COMMON STOCKS                                                               4,894,120,768       99.0%
                                                                                 --------------       ----
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
(degrees)*   Enron TOPRS Escrow Shares                                    37,101             --        0.0%
                                                                                 --------------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                   12,543             --        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                       36,296          4,238        0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                                                  OF NET
                                                                        SHARES       VALUE+      ASSETS**
                                                                      ---------- -------------- ----------
(degrees)*  Furiex Pharmaceuticals Contingent Value Rights                16,188 $           --        0.0%
(degrees)*  Leap Wireless International, Inc. Contingent Value Rights    104,000             --        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     4,238        0.0%
                                                                                 --------------      -----

                                                                         FACE
                                                                        AMOUNT
                                                                        (000)
                                                                      ----------
BONDS -- (0.0%)

Financials -- (0.0%)
(degrees)   Capital Properties, Inc., 5.000%                               9,939          8,610        0.0%
Health Care -- (0.0%)
(degrees)   Catalyst Biosciences, Inc.                                    70,875         69,457        0.0%
                                                                                 --------------      -----
TOTAL BONDS                                                                              78,067        0.0%
                                                                                 --------------      -----
TOTAL INVESTMENT SECURITIES                                                       4,894,203,073
                                                                                 --------------

                                                                        SHARES
                                                                      ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid Reserves, 0.455%        51,101,252     51,101,252        1.0%
                                                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@        DFA Short Term Investment Fund                            64,462,614    745,832,439       15.1%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,502,906,340)                              $5,691,136,764      115.1%
                                                                                 ==============      =====

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  825,968,899 $     81,645   --    $  826,050,544
   Consumer Staples                185,145,821           --   --       185,145,821
   Energy                           95,631,209       50,290   --        95,681,499
   Financials                      988,530,733           --   --       988,530,733
   Health Care                     519,816,826           --   --       519,816,826
   Industrials                   1,056,815,905           --   --     1,056,815,905
   Information Technology          745,454,721           --   --       745,454,721
   Materials                       265,782,629           --   --       265,782,629
   Other                                    --           --   --                --
   Telecommunication Services       86,782,062           --   --        86,782,062
   Utilities                       124,060,028           --   --       124,060,028
Preferred Stocks
   Other                                    --           --   --                --
Rights/Warrants                             --        4,238   --             4,238
Bonds
   Financials                               --        8,610   --             8,610
   Health Care                              --       69,457   --            69,457
Temporary Cash Investments          51,101,252           --   --        51,101,252
Securities Lending Collateral               --  745,832,439   --       745,832,439
Futures Contracts**                  2,178,128           --   --         2,178,128
                                -------------- ------------   --    --------------
TOTAL                           $4,947,268,213 $746,046,679   --    $5,693,314,892
                                ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
COMMON STOCKS -- (96.0%)

Real Estate Investment Trusts -- (96.0%)
#   Acadia Realty Trust                                         658,832 $ 22,202,638        0.3%
    Agree Realty Corp.                                          180,257    6,990,366        0.1%
#   Alexander's, Inc.                                            44,941   17,197,572        0.2%
    Alexandria Real Estate Equities, Inc.                       702,724   65,318,196        0.9%
    American Assets Trust, Inc.                                 324,634   12,878,231        0.2%
    American Campus Communities, Inc.                         1,179,109   52,765,128        0.8%
    American Homes 4 Rent Class A                             1,300,242   20,569,828        0.3%
    Apartment Investment & Management Co. Class A             1,497,552   59,991,933        0.9%
#   Ashford Hospitality Prime, Inc.                             272,900    3,053,751        0.0%
#   Ashford Hospitality Trust, Inc.                             959,087    5,361,296        0.1%
    AvalonBay Communities, Inc.                               1,310,424  231,669,859        3.3%
    Bluerock Residential Growth REIT, Inc.                        5,705       62,413        0.0%
    Boston Properties, Inc.                                   1,490,533  192,070,082        2.8%
    Brandywine Realty Trust                                   1,796,523   26,858,019        0.4%
    Brixmor Property Group, Inc.                              1,271,085   32,094,896        0.5%
    Camden Property Trust                                       829,122   66,935,019        1.0%
    Care Capital Properties, Inc.                               799,923   21,333,946        0.3%
    CareTrust REIT, Inc.                                        304,187    3,869,259        0.1%
    CBL & Associates Properties, Inc.                         1,697,710   19,829,253        0.3%
#   Cedar Realty Trust, Inc.                                    690,073    4,775,305        0.1%
    Chatham Lodging Trust                                       254,307    5,419,282        0.1%
#   Chesapeake Lodging Trust                                    569,449   14,025,529        0.2%
    Colony Starwood Homes                                       440,180   10,727,187        0.2%
    Columbia Property Trust, Inc.                               887,025   19,780,657        0.3%
#   CoreSite Realty Corp.                                       293,368   21,982,064        0.3%
    Corporate Office Properties Trust                           934,245   23,991,412        0.3%
    Cousins Properties, Inc.                                  2,073,955   21,465,434        0.3%
    CubeSmart                                                 1,651,728   48,907,666        0.7%
#   CyrusOne, Inc.                                              600,718   26,509,685        0.4%
    DCT Industrial Trust, Inc.                                  887,128   35,813,357        0.5%
    DDR Corp.                                                 2,946,522   51,564,135        0.7%
#   DiamondRock Hospitality Co.                               1,941,255   17,296,582        0.2%
#   Digital Realty Trust, Inc.                                1,401,049  123,264,291        1.8%
#   Douglas Emmett, Inc.                                      1,353,312   43,914,974        0.6%
    Duke Realty Corp.                                         3,318,928   72,584,955        1.0%
    DuPont Fabros Technology, Inc.                              653,119   26,007,199        0.4%
#   Easterly Government Properties, Inc.                          3,308       61,033        0.0%
#   EastGroup Properties, Inc.                                  318,562   19,034,079        0.3%
#   Education Realty Trust, Inc.                                564,789   22,461,659        0.3%
#   Empire State Realty Trust, Inc. Class A                     903,027   16,715,030        0.2%
#   EPR Properties                                              582,095   38,348,419        0.6%
#   Equinix, Inc.                                               275,588   91,040,496        1.3%
*   Equity Commonwealth                                       1,169,690   32,646,048        0.5%
    Equity Lifestyle Properties, Inc.                           770,003   52,737,505        0.8%
    Equity One, Inc.                                            772,620   21,865,146        0.3%
    Equity Residential                                        3,487,338  237,383,098        3.4%
    Essex Property Trust, Inc.                                  632,202  139,368,931        2.0%
    Extra Space Storage, Inc.                                 1,122,838   95,385,088        1.4%
    Federal Realty Investment Trust                             664,638  101,078,147        1.5%
#   FelCor Lodging Trust, Inc.                                1,293,891    9,264,260        0.1%
    First Industrial Realty Trust, Inc.                       1,093,273   25,079,683        0.4%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Real Estate Investment Trusts -- (Continued)
#   First Potomac Realty Trust                                  575,578 $  4,840,611        0.1%
    Forest City Realty Trust, Inc. Class A                      504,437   10,482,201        0.2%
    Four Corners Property Trust, Inc.                            54,465      966,754        0.0%
#   Franklin Street Properties Corp.                            874,846    9,290,864        0.1%
#   Gaming and Leisure Properties, Inc.                         898,396   29,458,405        0.4%
    General Growth Properties, Inc.                           5,481,482  153,645,940        2.2%
#   Getty Realty Corp.                                          257,015    5,058,055        0.1%
#   Gladstone Commercial Corp.                                  205,660    3,461,258        0.1%
#   Gladstone Land Corp.                                         35,719      370,406        0.0%
#   Government Properties Income Trust                          711,530   13,462,148        0.2%
#   Gramercy Property Trust                                   1,873,245   15,866,385        0.2%
    HCP, Inc.                                                 4,457,515  150,797,732        2.2%
    Healthcare Realty Trust, Inc.                               982,140   29,739,199        0.4%
    Healthcare Trust of America, Inc. Class A                 1,216,219   35,136,567        0.5%
#   Hersha Hospitality Trust                                    473,406    9,132,002        0.1%
    Highwoods Properties, Inc.                                  912,626   42,647,013        0.6%
    Hospitality Properties Trust                              1,450,871   37,127,789        0.5%
    Host Hotels & Resorts, Inc.                               7,483,191  118,384,082        1.7%
    Hudson Pacific Properties, Inc.                             726,092   21,238,191        0.3%
    Independence Realty Trust, Inc.                              84,191      603,649        0.0%
    Investors Real Estate Trust                               1,195,787    7,198,638        0.1%
#   Iron Mountain, Inc.                                       1,864,868   68,123,628        1.0%
    Kilroy Realty Corp.                                         880,276   57,050,688        0.8%
    Kimco Realty Corp.                                        3,956,919  111,268,562        1.6%
    Kite Realty Group Trust                                     795,350   21,657,380        0.3%
#   LaSalle Hotel Properties                                  1,095,408   26,180,251        0.4%
    Lexington Realty Trust                                    2,072,561   18,197,086        0.3%
    Liberty Property Trust                                    1,445,173   50,436,538        0.7%
    LTC Properties, Inc.                                        339,530   15,750,797        0.2%
    Macerich Co. (The)                                        1,535,271  116,803,418        1.7%
#   Mack-Cali Realty Corp.                                      852,112   21,779,983        0.3%
#   Medical Properties Trust, Inc.                            2,270,245   30,216,961        0.4%
    Mid-America Apartment Communities, Inc.                     721,659   69,069,983        1.0%
    Monmouth Real Estate Investment Corp. Class A               530,492    6,100,658        0.1%
    Monogram Residential Trust, Inc.                            134,868    1,366,213        0.0%
#   National Health Investors, Inc.                             340,653   23,195,063        0.3%
    National Retail Properties, Inc.                          1,303,569   57,044,179        0.8%
#   New Senior Investment Group, Inc.                           629,312    6,796,570        0.1%
#   New York REIT, Inc.                                       1,008,871    9,917,202        0.1%
    NorthStar Realty Europe Corp.                                59,405      708,702        0.0%
    Omega Healthcare Investors, Inc.                          1,723,275   58,194,997        0.8%
    One Liberty Properties, Inc.                                125,464    2,938,367        0.0%
    Outfront Media, Inc.                                         60,199    1,305,716        0.0%
    Paramount Group, Inc.                                       934,283   15,602,526        0.2%
    Parkway Properties, Inc.                                    799,149   13,146,001        0.2%
#   Pebblebrook Hotel Trust                                     685,922   18,958,884        0.3%
    Pennsylvania REIT                                           714,600   16,392,924        0.2%
    Physicians Realty Trust                                     777,670   14,099,157        0.2%
    Piedmont Office Realty Trust, Inc. Class A                1,552,724   30,914,735        0.4%
#   Post Properties, Inc.                                       538,702   30,899,947        0.4%
    Prologis, Inc.                                            5,017,086  227,825,875        3.3%
    PS Business Parks, Inc.                                     200,967   19,244,600        0.3%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Real Estate Investment Trusts -- (Continued)
    Public Storage                                            1,418,576 $347,281,591        5.0%
    QTS Realty Trust, Inc. Class A                              282,960   13,700,923        0.2%
#   Ramco-Gershenson Properties Trust                           764,709   13,542,996        0.2%
#   Realty Income Corp.                                       2,392,365  141,628,008        2.0%
    Regency Centers Corp.                                       901,482   66,439,223        1.0%
#   Retail Opportunity Investments Corp.                        949,486   18,676,390        0.3%
    Retail Properties of America, Inc. Class A                2,271,531   36,321,781        0.5%
#   Rexford Industrial Realty, Inc.                             392,977    7,376,178        0.1%
    RLJ Lodging Trust                                         1,254,605   26,434,527        0.4%
#   RMR Group, Inc. (The) Class A                                67,903    1,692,143        0.0%
    Rouse Properties, Inc.                                      157,659    2,911,962        0.0%
    Ryman Hospitality Properties, Inc.                          440,410   22,694,327        0.3%
#   Sabra Health Care REIT, Inc.                                621,729   13,112,265        0.2%
    Saul Centers, Inc.                                          129,569    6,890,479        0.1%
#   Select Income REIT                                          639,832   14,812,111        0.2%
    Senior Housing Properties Trust                           2,266,752   39,849,500        0.6%
    Seritage Growth Properties                                   21,445    1,144,520        0.0%
#   Silver Bay Realty Trust Corp.                               282,202    4,120,149        0.1%
    Simon Property Group, Inc.                                2,965,302  596,529,803        8.6%
    SL Green Realty Corp.                                       954,980  100,349,298        1.4%
    Sotherly Hotels, Inc.                                        93,390      496,835        0.0%
    Sovran Self Storage, Inc.                                   360,894   38,334,161        0.6%
#   Spirit Realty Capital, Inc.                               4,225,788   48,300,757        0.7%
#   STAG Industrial, Inc.                                       617,339   12,322,086        0.2%
    STORE Capital Corp.                                         187,444    4,811,687        0.1%
#   Summit Hotel Properties, Inc.                               827,871    9,437,729        0.1%
    Sun Communities, Inc.                                       505,987   34,341,338        0.5%
    Sunstone Hotel Investors, Inc.                            2,126,050   27,234,700        0.4%
    Tanger Factory Outlet Centers, Inc.                         945,595   33,171,473        0.5%
    Taubman Centers, Inc.                                       609,676   42,341,998        0.6%
#   Terreno Realty Corp.                                        252,886    5,758,214        0.1%
    UDR, Inc.                                                 2,508,462   87,595,493        1.3%
#   UMH Properties, Inc.                                        186,527    1,827,965        0.0%
#   Universal Health Realty Income Trust                        120,833    6,597,482        0.1%
#   Urban Edge Properties                                       947,771   24,585,180        0.4%
    Urstadt Biddle Properties, Inc.                              71,953    1,357,753        0.0%
#   Urstadt Biddle Properties, Inc. Class A                     252,941    5,200,467        0.1%
#   Ventas, Inc.                                              3,187,881  198,031,168        2.9%
    VEREIT, Inc.                                              8,663,845   76,934,944        1.1%
    Vornado Realty Trust                                      1,650,859  158,036,732        2.3%
#   Washington REIT                                             658,016   18,865,319        0.3%
    Weingarten Realty Investors                               1,153,006   42,568,981        0.6%
    Welltower, Inc.                                           3,387,943  235,191,003        3.4%
#   Whitestone REIT                                             254,277    3,414,940        0.1%
#   WP Carey, Inc.                                              949,550   58,008,009        0.8%
    WP Glimcher, Inc.                                         1,791,188   18,789,562        0.3%
#   Xenia Hotels & Resorts, Inc.                                508,357    7,818,531        0.1%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES       VALUE+      ASSETS**
                                                                ---------- -------------- ----------
TOTAL COMMON STOCKS                                                         6,868,528,182       98.9%
                                                                           --------------      -----
TOTAL INVESTMENT SECURITIES                                                 6,868,528,182
                                                                           --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%        73,285,966 $   73,285,966        1.1%
                                                                           --------------      -----
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund                            18,537,272    214,476,243        3.0%
                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,034,398,446)                        $7,156,290,391      103.0%
                                                                           ==============      =====

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts   $6,868,528,182           --   --    $6,868,528,182
Temporary Cash Investments             73,285,966           --   --        73,285,966
Securities Lending Collateral                  -- $214,476,243   --       214,476,243
Futures Contracts**                     1,535,152           --   --         1,535,152
                                   -------------- ------------   --    --------------
TOTAL                              $6,943,349,300 $214,476,243   --    $7,157,825,543
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
COMMON STOCKS -- (91.1%)

AUSTRALIA -- (5.5%)
    AGL Energy, Ltd.                                            127,373 $ 1,764,294        0.1%
    Amcor, Ltd.                                                 291,961   3,403,940        0.1%
    Amcor, Ltd. Sponsored ADR                                     1,068      49,812        0.0%
    AMP, Ltd.                                                 1,298,615   5,770,401        0.2%
#   APA Group                                                   241,803   1,601,555        0.1%
    Aristocrat Leisure, Ltd.                                    141,130   1,066,891        0.0%
    Asciano, Ltd.                                               271,603   1,820,801        0.1%
    ASX, Ltd.                                                    35,047   1,160,114        0.0%
    Aurizon Holdings, Ltd.                                      524,639   1,695,003        0.1%
#   AusNet Services                                             425,709     495,242        0.0%
    Australia & New Zealand Banking Group, Ltd.                 631,042  11,566,951        0.4%
#   Bank of Queensland, Ltd.                                     85,715     728,879        0.0%
    BHP Billiton, Ltd.                                          722,701  11,286,377        0.3%
    BHP Billiton, Ltd. Sponsored ADR                             64,389   2,017,951        0.1%
    Boral, Ltd.                                                 185,131     901,058        0.0%
    Brambles, Ltd.                                              400,325   3,781,147        0.1%
    Caltex Australia, Ltd.                                       67,271   1,651,043        0.1%
    CIMIC Group, Ltd.                                            22,997     621,977        0.0%
    Coca-Cola Amatil, Ltd.                                      147,605     961,643        0.0%
    Cochlear, Ltd.                                               14,528   1,188,336        0.0%
#   Commonwealth Bank of Australia                              377,833  21,093,287        0.6%
    Computershare, Ltd.                                         120,545     922,758        0.0%
    Crown Resorts, Ltd.                                          81,609     728,289        0.0%
    CSL, Ltd.                                                   111,914   8,918,231        0.3%
    Domino's Pizza Enterprises, Ltd.                             10,758     503,867        0.0%
    DUET Group                                                  624,225   1,066,504        0.0%
#   Fortescue Metals Group, Ltd.                                781,674   2,008,898        0.1%
#   Harvey Norman Holdings, Ltd.                                175,534     594,452        0.0%
    Incitec Pivot, Ltd.                                         472,140   1,147,362        0.0%
    Insurance Australia Group, Ltd.                             435,255   1,896,688        0.1%
    James Hardie Industries P.L.C.                              119,029   1,664,972        0.1%
    James Hardie Industries P.L.C. Sponsored ADR                  2,500      35,050        0.0%
    LendLease Group                                             164,263   1,577,856        0.0%
    Macquarie Group, Ltd.                                       121,662   5,828,231        0.2%
    Medibank Pvt, Ltd.                                          700,202   1,666,401        0.1%
    National Australia Bank, Ltd.                               525,578  10,782,772        0.3%
*   Newcrest Mining, Ltd.                                       298,807   4,357,090        0.1%
    Oil Search, Ltd.                                            342,354   1,815,068        0.1%
#   Orica, Ltd.                                                 164,221   1,897,503        0.1%
    Origin Energy, Ltd.                                         513,230   2,109,120        0.1%
    Qantas Airways, Ltd.                                        349,296     851,664        0.0%
    QBE Insurance Group, Ltd.                                   439,714   3,700,910        0.1%
    Ramsay Health Care, Ltd.                                     37,677   1,852,797        0.1%
#   REA Group, Ltd.                                              15,296     588,509        0.0%
    Rio Tinto, Ltd.                                             126,190   4,923,741        0.2%
    Santos, Ltd.                                                522,336   1,881,713        0.1%
#   Seek, Ltd.                                                   79,883     988,544        0.0%
    Sonic Healthcare, Ltd.                                       87,731   1,287,401        0.0%
*   South32, Ltd.                                               799,799   1,000,259        0.0%
*   South32, Ltd. ADR                                            79,510     493,757        0.0%
    Suncorp Group, Ltd.                                         408,567   3,864,297        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
AUSTRALIA -- (Continued)
#   Sydney Airport                                              212,460 $  1,095,457        0.0%
    Tatts Group, Ltd.                                           403,202    1,148,977        0.0%
#   Telstra Corp., Ltd.                                       1,039,513    4,220,796        0.1%
    TPG Telecom, Ltd.                                            75,860      614,850        0.0%
    Transurban Group                                            376,258    3,301,576        0.1%
    Treasury Wine Estates, Ltd.                                 182,183    1,282,796        0.0%
    Washington H Soul Pattinson & Co., Ltd.                      13,478      166,306        0.0%
    Wesfarmers, Ltd.                                            198,633    6,431,873        0.2%
    Westpac Banking Corp.                                       670,087   15,729,312        0.5%
#   Westpac Banking Corp. Sponsored ADR                          85,381    2,014,992        0.1%
    Woodside Petroleum, Ltd.                                    407,757    8,730,076        0.3%
    Woolworths, Ltd.                                            315,298    5,276,182        0.2%
                                                                        ------------        ---
TOTAL AUSTRALIA                                                          195,594,599        6.0%
                                                                        ------------        ---
AUSTRIA -- (0.2%)
    Andritz AG                                                   13,945      782,763        0.0%
*   Erste Group Bank AG                                          56,222    1,618,419        0.1%
    OMV AG                                                       50,534    1,520,570        0.1%
    Voestalpine AG                                               31,418    1,133,714        0.0%
                                                                        ------------        ---
TOTAL AUSTRIA                                                              5,055,466        0.2%
                                                                        ------------        ---
BELGIUM -- (1.2%)
    Ageas                                                        62,545    2,457,799        0.1%
    Anheuser-Busch InBev NV                                     147,197   18,260,358        0.5%
    Anheuser-Busch InBev NV Sponsored ADR                        25,694    3,190,681        0.1%
    bpost SA                                                      3,505       98,980        0.0%
    Colruyt SA                                                   33,620    1,938,586        0.1%
    Delhaize Group                                               18,538    1,948,059        0.1%
    Delhaize Group Sponsored ADR                                 48,184    1,261,457        0.0%
    KBC Groep NV                                                 77,093    4,337,408        0.1%
    Proximus SADP                                                63,100    2,126,710        0.1%
    Solvay SA                                                    27,368    2,772,670        0.1%
*   Telenet Group Holding NV                                     13,661      680,064        0.0%
#   UCB SA                                                       38,878    2,916,205        0.1%
                                                                        ------------        ---
TOTAL BELGIUM                                                             41,988,977        1.3%
                                                                        ------------        ---
CANADA -- (7.9%)
#   Agnico Eagle Mines, Ltd.(008474108)                          31,194    1,472,669        0.1%
    Agnico Eagle Mines, Ltd.(2009823)                            30,506    1,442,030        0.1%
    Agrium, Inc.(2213538)                                        31,176    2,686,498        0.1%
    Agrium, Inc.(008916108)                                       4,227      364,029        0.0%
    Algonquin Power & Utilities Corp.                            33,400      291,754        0.0%
    Alimentation Couche-Tard, Inc. Class B                       98,358    4,311,541        0.1%
#   AltaGas, Ltd.                                                32,325      785,775        0.0%
#*  Amaya, Inc.                                                   9,600      130,147        0.0%
#   ARC Resources, Ltd.                                          78,977    1,332,544        0.1%
    Atco, Ltd. Class I                                           21,724      709,532        0.0%
    Bank of Montreal(063671101)                                  53,741    3,501,764        0.1%
#   Bank of Montreal(2076009)                                    88,229    5,747,859        0.2%
    Bank of Nova Scotia (The)(064149107)                         62,295    3,267,373        0.1%
    Bank of Nova Scotia (The)(2076281)                          181,668    9,527,181        0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Barrick Gold Corp.(067901108)                             187,936 $3,640,320        0.1%
    Barrick Gold Corp.(2024644)                                22,992    445,107        0.0%
    BCE, Inc.(B188TH2)                                         25,962  1,217,505        0.0%
    BCE, Inc.(05534B760)                                       22,540  1,057,351        0.0%
*   BlackBerry, Ltd.(09228F103)                               102,051    720,480        0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                  79,575    561,915        0.0%
#*  Bombardier, Inc. Class B                                  361,340    544,300        0.0%
    Brookfield Asset Management, Inc. Class A                 175,696  5,937,301        0.2%
    CAE, Inc.(2162760)                                         75,738    895,793        0.0%
    CAE, Inc.(124765108)                                       12,456    147,354        0.0%
    Cameco Corp.(13321L108)                                    46,915    586,907        0.0%
    Cameco Corp.(2166160)                                      75,060    939,222        0.0%
    Canadian Imperial Bank of Commerce(136069101)              14,630  1,181,665        0.0%
    Canadian Imperial Bank of Commerce(2170525)                72,249  5,835,430        0.2%
    Canadian National Railway Co.(136375102)                   32,191  1,981,678        0.1%
    Canadian National Railway Co.(2180632)                    151,760  9,344,845        0.3%
    Canadian Natural Resources, Ltd.(2171573)                 209,989  6,306,197        0.2%
    Canadian Natural Resources, Ltd.(136385101)                77,478  2,325,890        0.1%
    Canadian Pacific Railway, Ltd.(2793115)                    32,866  4,741,956        0.2%
    Canadian Pacific Railway, Ltd.(13645T100)                   3,771    543,967        0.0%
#   Canadian Tire Corp., Ltd. Class A                          26,916  2,931,864        0.1%
    Canadian Utilities, Ltd. Class A                           27,940    803,662        0.0%
    CCL Industries, Inc. Class B                                7,096  1,299,359        0.1%
    Cenovus Energy, Inc.(15135U109)                           155,779  2,467,539        0.1%
    Cenovus Energy, Inc.(B57FG04)                              37,861    600,188        0.0%
*   CGI Group, Inc. Class A(39945C109)                         34,943  1,596,546        0.1%
*   CGI Group, Inc. Class A(2159740)                           31,525  1,440,195        0.1%
#   CI Financial Corp.                                         58,015  1,284,496        0.0%
    Cineplex, Inc.                                             12,086    477,680        0.0%
#   Cogeco Communications, Inc.                                 8,563    426,683        0.0%
    Constellation Software, Inc.                                4,443  1,736,336        0.1%
    Crescent Point Energy Corp.(B67C8W8)                      144,994  2,442,953        0.1%
    Crescent Point Energy Corp.(22576C101)                     48,922    822,868        0.0%
*   Detour Gold Corp.                                          40,587    870,484        0.0%
    DH Corp.                                                   24,111    625,883        0.0%
    Dollarama, Inc.                                            29,600  2,134,069        0.1%
    E-L Financial Corp., Ltd.                                     157     88,969        0.0%
    Eldorado Gold Corp.(284902103)                             27,183    114,440        0.0%
    Eldorado Gold Corp.(2307873)                              206,312    869,842        0.0%
    Element Financial Corp.                                    98,900  1,109,837        0.0%
#   Emera, Inc.                                                10,522    381,315        0.0%
    Empire Co., Ltd.                                           62,544  1,039,326        0.0%
#   Enbridge Income Fund Holdings, Inc.                        21,747    502,467        0.0%
    Enbridge, Inc.(2466149)                                   130,933  5,438,932        0.2%
    Enbridge, Inc.(29250N105)                                  48,835  2,028,606        0.1%
    Encana Corp.(292505104)                                   234,765  1,798,300        0.1%
    Encana Corp.(2793193)                                      68,186    521,707        0.0%
    Fairfax Financial Holdings, Ltd.                            5,522  2,959,707        0.1%
    Finning International, Inc.                                54,601    970,433        0.0%
    First Capital Realty, Inc.                                 34,715    561,936        0.0%
#   First Quantum Minerals, Ltd.                              198,832  1,694,040        0.1%
*   FirstService Corp.                                          5,737    258,222        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#   Fortis, Inc.                                               54,581 $1,731,349        0.1%
    Franco-Nevada Corp.(B29NF31)                               13,884    974,879        0.0%
    Franco-Nevada Corp.(351858105)                              7,619    534,549        0.0%
#   Genworth MI Canada, Inc.                                   11,764    304,531        0.0%
    George Weston, Ltd.                                        18,126  1,572,933        0.1%
    Gildan Activewear, Inc.(375916103)                         12,102    375,888        0.0%
    Gildan Activewear, Inc.(2254645)                           35,400  1,099,496        0.0%
    Goldcorp, Inc.(380956409)                                  77,079  1,553,142        0.1%
    Goldcorp, Inc.(2676302)                                   102,544  2,066,081        0.1%
    Great-West Lifeco, Inc.                                    56,900  1,674,303        0.1%
    Hudson's Bay Co.                                           32,592    433,279        0.0%
    Husky Energy, Inc.                                        138,355  1,743,359        0.1%
    IGM Financial, Inc.                                        24,740    778,856        0.0%
    Imperial Oil, Ltd.(453038408)                              18,309    603,831        0.0%
    Imperial Oil, Ltd.(2454241)                                32,327  1,072,070        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   33,222  1,104,134        0.0%
    Intact Financial Corp.                                     26,200  1,938,846        0.1%
#   Inter Pipeline, Ltd.                                       82,183  1,757,368        0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                   24,200    368,005        0.0%
    Keyera Corp.                                               39,418  1,269,532        0.0%
*   Kinross Gold Corp.(496902404)                              22,897    130,513        0.0%
*   Kinross Gold Corp.(B03Z841)                               514,867  2,934,007        0.1%
    Linamar Corp.                                              21,896    948,123        0.0%
    Loblaw Cos., Ltd.                                          46,070  2,541,996        0.1%
*   Lundin Mining Corp.                                       196,104    770,537        0.0%
    MacDonald Dettwiler & Associates, Ltd.                      6,900    483,390        0.0%
    Magna International, Inc.(559222401)                       20,606    865,864        0.0%
    Magna International, Inc.(2554475)                         78,820  3,310,603        0.1%
#   Manitoba Telecom Services, Inc.                             6,200    162,276        0.0%
    Manulife Financial Corp.(56501R106)                       109,734  1,616,382        0.1%
    Manulife Financial Corp.(2492519)                         277,559  4,092,485        0.1%
    Maple Leaf Foods, Inc.                                     23,587    488,396        0.0%
    Methanex Corp.                                             25,281    884,140        0.0%
    Metro, Inc.                                                77,772  2,602,731        0.1%
    National Bank of Canada                                   125,316  4,478,496        0.1%
#   Northland Power, Inc.                                      25,500    422,934        0.0%
    Onex Corp.                                                 21,004  1,302,894        0.1%
    Open Text Corp.(683715106)                                  9,224    515,806        0.0%
    Open Text Corp.(2260824)                                   21,100  1,181,378        0.0%
#*  Pacific Exploration and Production Corp.                  146,844     27,900        0.0%
    Pembina Pipeline Corp.(B4PPQG5)                            17,129    513,699        0.0%
    Pembina Pipeline Corp.(B4PT2P8)                            37,954  1,140,102        0.0%
#   Peyto Exploration & Development Corp.                      51,705  1,319,926        0.1%
    Potash Corp. of Saskatchewan, Inc.(73755L107)             133,107  2,358,656        0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)               133,900  2,369,156        0.1%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 30,642    986,151        0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               14,394    463,631        0.0%
    Quebecor, Inc. Class B                                     21,600    577,744        0.0%
    Restaurant Brands International, Inc.                     100,690  4,347,157        0.1%
#   Ritchie Bros Auctioneers, Inc.(2345390)                    16,700    479,158        0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                   7,381    211,761        0.0%
    Rogers Communications, Inc. Class B(2169051)               57,268  2,227,368        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
CANADA -- (Continued)
    Rogers Communications, Inc. Class B(775109200)             27,329 $  1,062,552        0.0%
    Royal Bank of Canada(780087102)                            81,614    5,069,862        0.2%
    Royal Bank of Canada(2754383)                             246,120   15,284,666        0.5%
    Saputo, Inc.                                               55,112    1,732,819        0.1%
*   Seven Generations Energy, Ltd. Class A                     16,025      282,261        0.0%
    Shaw Communications, Inc. Class B(82028K200)               55,617    1,029,471        0.0%
#   Shaw Communications, Inc. Class B(2801836)                 60,849    1,126,097        0.0%
    Silver Wheaton Corp.(828336107)                            55,530    1,163,354        0.0%
    Silver Wheaton Corp.(B058ZX6)                              45,277      948,699        0.0%
    SNC-Lavalin Group, Inc.                                    41,695    1,568,838        0.1%
    Stantec, Inc.(85472N109)                                   16,651      426,599        0.0%
#   Stantec, Inc.(2854238)                                     12,500      320,395        0.0%
    Stella-Jones, Inc.                                          8,329      318,436        0.0%
    Sun Life Financial, Inc.(866796105)                        36,235    1,235,613        0.0%
#   Sun Life Financial, Inc.(2566124)                          84,631    2,886,911        0.1%
    Suncor Energy, Inc.(867224107)                             34,917    1,025,512        0.0%
    Suncor Energy, Inc.(B3NB1P2)                              319,329    9,373,471        0.3%
    Teck Resources, Ltd. Class B(878742204)                    89,770    1,099,683        0.0%
#   Teck Resources, Ltd. Class B(2879327)                      83,338    1,020,221        0.0%
    TELUS Corp.                                                50,417    1,598,460        0.1%
    Thomson Reuters Corp.(2126067)                             18,094      744,206        0.0%
#   Thomson Reuters Corp.(2889371)                             58,150    2,393,294        0.1%
    Toronto-Dominion Bank (The)(891160509)                     40,115    1,785,117        0.1%
    Toronto-Dominion Bank (The)(2897222)                      270,619   12,045,964        0.4%
*   Tourmaline Oil Corp.                                       85,820    1,979,462        0.1%
    TransCanada Corp.(89353D107)                               42,706    1,771,872        0.1%
    TransCanada Corp.(2665184)                                106,971    4,441,850        0.1%
*   Turquoise Hill Resources, Ltd.(900435108)                  68,462      204,017        0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   239,089      714,580        0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)     18,018      601,080        0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       57,482    1,916,372        0.1%
#   Veresen, Inc.                                              54,329      393,168        0.0%
#   Vermilion Energy, Inc.(B607XS1)                            25,133      864,341        0.0%
    Vermilion Energy, Inc.(923725105)                           4,040      139,057        0.0%
    West Fraser Timber Co., Ltd.                               29,984      987,916        0.0%
    Winpak, Ltd.                                                6,200      213,914        0.0%
    WSP Global, Inc.                                           20,600      693,015        0.0%
    Yamana Gold, Inc.                                          36,928      183,065        0.0%
                                                                      ------------        ---
TOTAL CANADA                                                           277,182,764        8.5%
                                                                      ------------        ---
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A                              796    1,084,489        0.0%
    AP Moeller - Maersk A.S. Class B                            1,449    2,039,475        0.1%
    Carlsberg A.S. Class B                                     34,858    3,398,038        0.1%
    Chr Hansen Holding A.S.                                    28,333    1,764,326        0.1%
    Coloplast A.S. Class B                                     21,697    1,625,441        0.0%
    Danske Bank A.S.                                          148,966    4,214,925        0.1%
    DSV A.S.                                                   61,297    2,580,490        0.1%
*   Genmab A.S.                                                11,675    1,732,229        0.1%
#*  H Lundbeck A.S.                                            23,996      801,778        0.0%
    ISS A.S.                                                   44,876    1,704,598        0.1%
#   Novo Nordisk A.S. Class B                                 411,533   22,977,678        0.7%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
DENMARK -- (Continued)
    Novo Nordisk A.S. Sponsored ADR                            92,741 $ 5,174,020        0.1%
    Novozymes A.S. Class B                                     60,663   2,909,530        0.1%
    Pandora A.S.                                               42,006   5,461,306        0.2%
    Tryg A.S.                                                  25,855     488,552        0.0%
    Vestas Wind Systems A.S.                                   73,608   5,269,011        0.1%
                                                                      -----------        ---
TOTAL DENMARK                                                          63,225,886        1.9%
                                                                      -----------        ---
FINLAND -- (0.9%)
#   Elisa Oyj                                                  34,228   1,279,852        0.0%
    Fortum Oyj                                                152,652   2,301,461        0.1%
#   Kone Oyj Class B                                           82,465   3,768,023        0.1%
    Neste Oyj                                                  63,895   2,047,486        0.1%
    Nokia Oyj(5902941)                                        845,184   4,989,541        0.1%
    Nokia Oyj(5946455)                                        303,562   1,783,368        0.1%
#   Nokia Oyj Sponsored ADR                                   223,680   1,313,001        0.0%
    Orion Oyj Class A                                           2,203      75,801        0.0%
#   Sampo Oyj Class A                                         102,411   4,479,566        0.1%
#   Stora Enso Oyj Class R                                    285,682   2,497,744        0.1%
    Stora Enso Oyj Sponsored ADR                               12,000     104,241        0.0%
    UPM-Kymmene Oyj                                           273,287   5,231,279        0.2%
#   UPM-Kymmene Oyj Sponsored ADR                              13,000     250,120        0.0%
    Wartsila Oyj Abp                                           42,565   1,826,776        0.1%
                                                                      -----------        ---
TOTAL FINLAND                                                          31,948,259        1.0%
                                                                      -----------        ---
FRANCE -- (7.9%)
#   Accor SA                                                   70,970   3,142,782        0.1%
    Aeroports de Paris                                          8,026   1,010,227        0.0%
    Air Liquide SA                                             80,135   9,088,643        0.3%
    Airbus Group SE                                           140,832   8,804,475        0.3%
*   Alstom SA                                                  31,434     803,784        0.0%
    Arkema SA                                                  25,087   2,002,356        0.1%
    Atos SE                                                    31,608   2,813,322        0.1%
#   AXA SA                                                    368,236   9,297,812        0.3%
    AXA SA Sponsored ADR                                       47,148   1,193,787        0.0%
    BNP Paribas SA                                            204,500  10,830,103        0.3%
    Bollore SA                                                232,299     919,949        0.0%
#   Bouygues SA                                                82,784   2,762,414        0.1%
    Bureau Veritas SA                                          60,171   1,426,247        0.0%
    Capgemini SA                                               34,542   3,224,244        0.1%
    Carrefour SA                                              191,723   5,431,680        0.2%
#   Casino Guichard Perrachon SA                               22,816   1,357,888        0.0%
#   CGG SA Sponsored ADR                                        3,407       3,279        0.0%
    Christian Dior SE                                          12,716   2,234,459        0.1%
    Cie de Saint-Gobain                                       170,163   7,797,299        0.2%
    Cie Generale des Etablissements Michelin                   77,784   8,124,541        0.3%
    CNP Assurances                                             62,831   1,070,655        0.0%
    Credit Agricole SA                                        217,180   2,403,910        0.1%
    Danone SA                                                 126,182   8,840,739        0.3%
    Danone SA Sponsored ADR                                    12,326     174,290        0.0%
    Dassault Systemes                                          28,183   2,204,377        0.1%
    Eiffage SA                                                 19,804   1,575,455        0.1%
#   Electricite de France SA                                   98,015   1,408,169        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
FRANCE -- (Continued)
    Engie SA                                                  356,689 $  5,883,029        0.2%
    Essilor International SA                                   48,205    6,240,425        0.2%
    Eutelsat Communications SA                                 66,775    2,074,601        0.1%
    Faurecia                                                   23,847      985,309        0.0%
    Groupe Eurotunnel SE                                       86,316    1,102,058        0.0%
#   Hermes International                                        6,196    2,206,749        0.1%
    Iliad SA                                                    6,573    1,437,238        0.0%
    Imerys SA                                                   8,210      606,294        0.0%
#   Ingenico Group SA                                          11,952    1,408,874        0.0%
    Ipsen SA                                                    2,444      147,762        0.0%
#   JCDecaux SA                                                21,745      963,472        0.0%
    Kering                                                     13,563    2,326,027        0.1%
#   L'Oreal SA                                                 55,745   10,125,839        0.3%
    Legrand SA                                                 52,007    2,964,279        0.1%
    LVMH Moet Hennessy Louis Vuitton SE                        66,560   11,089,663        0.3%
    Natixis SA                                                284,829    1,571,668        0.1%
    Numericable-SFR SA                                         31,052    1,017,396        0.0%
    Orange SA                                                 453,803    7,539,447        0.2%
#   Orange SA Sponsored ADR                                    45,487      754,629        0.0%
    Pernod Ricard SA                                           34,321    3,707,180        0.1%
*   Peugeot SA                                                270,375    4,357,404        0.1%
    Publicis Groupe SA                                         48,596    3,596,260        0.1%
    Publicis Groupe SA ADR                                      4,537       83,889        0.0%
    Renault SA                                                 52,696    5,084,519        0.2%
    Safran SA                                                  73,977    5,099,948        0.2%
#   Sanofi                                                    222,328   18,325,735        0.6%
    Sartorius Stedim Biotech                                      513      196,044        0.0%
    Schneider Electric SE(4834108)                            102,616    6,709,811        0.2%
    Schneider Electric SE(B11BPS1)                                935       60,900        0.0%
#   SCOR SE                                                    53,550    1,824,217        0.1%
    SEB SA                                                      3,563      399,179        0.0%
    SES SA                                                     79,165    2,162,842        0.1%
    Societe BIC SA                                              6,160      874,617        0.0%
    Societe Generale SA                                       156,105    6,142,288        0.2%
    Sodexo                                                     16,625    1,678,826        0.1%
    Sodexo SA                                                  23,217    2,345,465        0.1%
    STMicroelectronics NV                                     131,840      810,607        0.0%
#   Suez Environnement Co.                                     78,665    1,449,767        0.0%
#   Technip SA                                                 28,077    1,645,595        0.1%
    Technip SA ADR                                             14,400      202,032        0.0%
    Thales SA                                                  31,870    2,757,956        0.1%
    Total SA                                                  451,039   22,795,871        0.7%
    Total SA Sponsored ADR                                    155,902    7,912,039        0.2%
    Valeo SA                                                   23,674    3,755,145        0.1%
#   Veolia Environnement SA                                    71,221    1,749,584        0.1%
    Veolia Environnement SA ADR                                17,086      409,551        0.0%
    Vinci SA                                                  109,791    8,200,103        0.3%
#   Vivendi SA                                                215,352    4,136,971        0.1%
    Zodiac Aerospace                                           50,878    1,193,678        0.0%
                                                                      ------------        ---
TOTAL FRANCE                                                           280,059,668        8.6%
                                                                      ------------        ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
GERMANY -- (6.9%)
    Adidas AG                                                    53,237 $ 6,868,498        0.2%
    Allianz SE                                                   70,352  11,968,835        0.4%
    Allianz SE Sponsored ADR                                    245,686   4,186,489        0.1%
    Axel Springer SE                                              9,850     550,783        0.0%
    BASF SE                                                     233,002  19,276,442        0.6%
    BASF SE Sponsored ADR                                         8,000     638,560        0.0%
    Bayer AG                                                    162,181  18,742,750        0.6%
    Bayer AG Sponsored ADR                                       32,835   3,712,982        0.1%
    Bayerische Motoren Werke AG                                 102,361   9,469,780        0.3%
    Beiersdorf AG                                                15,930   1,430,440        0.0%
    Brenntag AG                                                  38,489   2,260,790        0.1%
    Commerzbank AG                                              300,034   2,813,526        0.1%
    Continental AG                                               26,657   5,870,229        0.2%
    Daimler AG                                                  270,445  18,843,699        0.6%
    Deutsche Bank AG(5750355)                                    50,363     954,526        0.0%
#   Deutsche Bank AG(D18190898)                                 276,697   5,246,175        0.2%
    Deutsche Boerse AG                                           41,168   3,387,655        0.1%
#   Deutsche Lufthansa AG                                       144,405   2,248,364        0.1%
    Deutsche Post AG                                            224,214   6,585,899        0.2%
    Deutsche Telekom AG                                         692,240  12,151,185        0.4%
#   Deutsche Telekom AG Sponsored ADR                            94,100   1,650,514        0.1%
    Deutsche Wohnen AG                                           89,072   2,731,113        0.1%
    E.ON SE                                                   1,021,940  10,591,561        0.3%
    E.ON SE Sponsored ADR                                        52,950     551,210        0.0%
    Fielmann AG                                                   5,420     400,493        0.0%
    Fraport AG Frankfurt Airport Services Worldwide               6,874     416,720        0.0%
    Fresenius Medical Care AG & Co. KGaA                         50,109   4,361,341        0.1%
    Fresenius SE & Co. KGaA                                     103,541   7,550,023        0.2%
    Fuchs Petrolub SE                                             9,084     335,234        0.0%
    GEA Group AG                                                 36,193   1,681,872        0.1%
    Hannover Rueck SE                                            14,652   1,675,030        0.1%
    HeidelbergCement AG                                          45,461   4,047,908        0.1%
    Henkel AG & Co. KGaA                                         21,511   2,188,197        0.1%
    Hochtief AG                                                   6,952     893,139        0.0%
    Infineon Technologies AG                                    227,324   3,243,361        0.1%
    Linde AG                                                     38,705   5,921,939        0.2%
    MAN SE                                                        6,816     739,798        0.0%
    Merck KGaA                                                   25,239   2,376,928        0.1%
    Metro AG                                                     76,524   2,441,397        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                34,237   6,364,851        0.2%
    ProSiebenSat.1 Media SE                                      52,526   2,683,291        0.1%
*   QIAGEN NV                                                    48,765   1,096,756        0.0%
    Rational AG                                                     529     268,838        0.0%
    RTL Group SA                                                  8,800     736,798        0.0%
#*  RWE AG                                                      216,266   3,240,225        0.1%
    SAP SE                                                      170,191  13,353,358        0.4%
    SAP SE Sponsored ADR                                          8,519     669,764        0.0%
    Siemens AG                                                  137,308  14,369,039        0.4%
    Symrise AG                                                   25,259   1,676,469        0.1%
*   Talanx AG                                                    19,158     637,586        0.0%
    Telefonica Deutschland Holding AG                           183,635     934,327        0.0%
    ThyssenKrupp AG                                              65,852   1,534,472        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
GERMANY -- (Continued)
    United Internet AG                                           32,132 $  1,570,553        0.1%
#   Volkswagen AG                                                 9,311    1,486,934        0.0%
    Vonovia SE                                                   88,597    2,986,440        0.1%
*   Zalando SE                                                   14,365      476,846        0.0%
                                                                        ------------        ---
TOTAL GERMANY                                                            245,091,932        7.5%
                                                                        ------------        ---
HONG KONG -- (2.6%)
    AIA Group, Ltd.                                           2,743,800   16,385,385        0.5%
#   ASM Pacific Technology, Ltd.                                 49,600      356,467        0.0%
#   Bank of East Asia, Ltd. (The)                               451,574    1,635,404        0.1%
    BOC Hong Kong Holdings, Ltd.                                906,500    2,701,800        0.1%
    Cathay Pacific Airways, Ltd.                                679,000    1,079,069        0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                   122,000    1,152,149        0.0%
    Cheung Kong Property Holdings, Ltd.                         553,962    3,783,277        0.1%
#   Chow Tai Fook Jewellery Group, Ltd.                         327,600      227,705        0.0%
    CK Hutchison Holdings, Ltd.                                 469,962    5,619,424        0.2%
    CLP Holdings, Ltd.                                          380,400    3,516,805        0.1%
    FIH Mobile, Ltd.                                            627,000      269,266        0.0%
    First Pacific Co., Ltd.                                     164,400      104,107        0.0%
    Galaxy Entertainment Group, Ltd.                            551,000    1,852,043        0.1%
    Genting Hong Kong, Ltd.                                      83,000       26,842        0.0%
*   Goldin Financial Holdings, Ltd.                             194,000      172,347        0.0%
    Hang Lung Group, Ltd.                                       224,000      688,508        0.0%
    Hang Lung Properties, Ltd.                                  764,000    1,521,257        0.1%
    Hang Seng Bank, Ltd.                                        173,600    3,147,462        0.1%
    Henderson Land Development Co., Ltd.                        351,065    2,188,026        0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.     622,000      559,308        0.0%
    HKT Trust & HKT, Ltd.                                       868,000    1,255,064        0.0%
    Hong Kong & China Gas Co., Ltd.                           1,457,466    2,713,052        0.1%
    Hong Kong Exchanges and Clearing, Ltd.                      280,416    7,072,117        0.2%
    Hongkong & Shanghai Hotels, Ltd. (The)                       67,025       79,872        0.0%
    Hopewell Holdings, Ltd.                                       3,000       10,105        0.0%
    Hysan Development Co., Ltd.                                 220,638      974,882        0.0%
    Kerry Properties, Ltd.                                      244,393      665,683        0.0%
#*  Kingston Financial Group, Ltd.                              558,000      207,785        0.0%
    L'Occitane International SA                                  59,500      114,211        0.0%
#   Li & Fung, Ltd.                                           2,198,000    1,359,374        0.0%
    Melco Crown Entertainment, Ltd. ADR                          34,136      505,213        0.0%
    MGM China Holdings, Ltd.                                    194,000      274,300        0.0%
    MTR Corp., Ltd.                                             322,765    1,597,801        0.1%
    New World Development Co., Ltd.                           2,245,763    2,236,316        0.1%
    NWS Holdings, Ltd.                                          334,767      509,352        0.0%
    PCCW, Ltd.                                                1,289,712      874,644        0.0%
    Power Assets Holdings, Ltd.                                 276,707    2,632,614        0.1%
#   Prada SpA                                                   139,000      470,761        0.0%
    Samsonite International SA                                  354,900    1,139,099        0.0%
    Sands China, Ltd.                                           591,600    2,107,691        0.1%
    Shangri-La Asia, Ltd.                                       409,655      500,980        0.0%
    Sino Land Co., Ltd.                                         976,062    1,532,363        0.1%
#   SJM Holdings, Ltd.                                          947,000      636,137        0.0%
    Sun Hung Kai Properties, Ltd.                               355,108    4,475,469        0.1%
    Swire Pacific, Ltd. Class A                                 232,500    2,520,807        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
HONG KONG -- (Continued)
    Swire Pacific, Ltd. Class B                                  150,000 $   292,074        0.0%
    Swire Properties, Ltd.                                       200,200     521,118        0.0%
    Techtronic Industries Co., Ltd.                              327,500   1,229,795        0.0%
*   WH Group, Ltd.                                             2,166,000   1,752,320        0.1%
    Wharf Holdings, Ltd. (The)                                   428,609   2,313,896        0.1%
    Wheelock & Co., Ltd.                                         339,000   1,565,076        0.1%
    Wynn Macau, Ltd.                                             322,000     457,838        0.0%
    Yue Yuen Industrial Holdings, Ltd.                           240,000     875,726        0.0%
                                                                         -----------        ---
TOTAL HONG KONG                                                           92,460,186        2.8%
                                                                         -----------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           10,579,299   3,212,685        0.1%
    CRH P.L.C.(0182704)                                           58,738   1,710,504        0.0%
    CRH P.L.C.(4182249)                                           22,786     663,138        0.0%
    CRH P.L.C. Sponsored ADR                                     118,785   3,457,831        0.1%
    Glanbia P.L.C.                                                27,488     518,839        0.0%
    Kerry Group P.L.C. Class A(4519579)                           19,478   1,736,901        0.1%
    Kerry Group P.L.C. Class A(0490656)                           18,318   1,628,747        0.0%
    Paddy Power Betfair P.L.C.                                    17,061   2,292,917        0.1%
    Ryanair Holdings P.L.C.                                       32,682     492,817        0.0%
    Smurfit Kappa Group P.L.C.                                    89,731   2,381,772        0.1%
                                                                         -----------        ---
TOTAL IRELAND                                                             18,096,151        0.5%
                                                                         -----------        ---
ISRAEL -- (0.5%)
    Azrieli Group, Ltd.                                           13,033     522,096        0.0%
    Bank Hapoalim BM                                             353,566   1,821,332        0.1%
*   Bank Leumi Le-Israel BM                                      525,563   1,953,155        0.1%
#   Bezeq The Israeli Telecommunication Corp., Ltd.              502,326   1,058,625        0.1%
    Delek Group, Ltd.                                              1,748     307,248        0.0%
    Elbit Systems, Ltd.(6308913)                                   6,571     659,084        0.0%
    Elbit Systems, Ltd.(M3760D101)                                 1,593     159,300        0.0%
    Frutarom Industries, Ltd.                                     10,001     520,042        0.0%
    Israel Chemicals, Ltd.                                       176,021     876,929        0.0%
    Mizrahi Tefahot Bank, Ltd.                                    45,683     531,350        0.0%
    NICE-Systems, Ltd. Sponsored ADR                               9,648     616,025        0.0%
*   Partner Communications Co., Ltd. ADR                           2,930      14,855        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR           179,025   9,747,911        0.3%
                                                                         -----------        ---
TOTAL ISRAEL                                                              18,787,952        0.6%
                                                                         -----------        ---
ITALY -- (1.7%)
    Assicurazioni Generali SpA                                   480,198   7,342,031        0.2%
    Atlantia SpA                                                 103,354   2,880,941        0.1%
    Banca Mediolanum SpA                                          51,783     426,984        0.0%
#   CNH Industrial NV                                            218,294   1,678,218        0.1%
    Enel SpA                                                   1,650,582   7,501,609        0.2%
    Eni SpA                                                      476,982   7,792,422        0.2%
#   Eni SpA Sponsored ADR                                         67,929   2,226,033        0.1%
*   Ferrari NV(BD6G507)                                           33,971   1,535,324        0.1%
*   Ferrari NV(N3167Y103)                                            700      32,095        0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                        7,000      56,630        0.0%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                        339,714   2,734,927        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ITALY -- (Continued)
*   Finmeccanica SpA                                            100,141 $ 1,269,480        0.0%
    Intesa Sanpaolo SpA                                       2,635,274   7,325,534        0.2%
    Intesa Sanpaolo SpA Sponsored ADR                             9,000     150,480        0.0%
    Luxottica Group SpA                                          41,275   2,252,361        0.1%
    Luxottica Group SpA Sponsored ADR                               875      47,889        0.0%
    Mediobanca SpA                                              167,675   1,381,216        0.1%
    Parmalat SpA                                                 31,585      88,092        0.0%
    Snam SpA                                                    354,253   2,166,398        0.1%
*   Telecom Italia SpA                                        1,309,887   1,279,069        0.0%
*   Telecom Italia SpA Sponsored ADR                             78,565     766,794        0.0%
    Tenaris SA                                                   21,859     295,588        0.0%
    Tenaris SA ADR                                               25,111     679,755        0.0%
    Terna Rete Elettrica Nazionale SpA                          388,130   2,192,252        0.1%
    UniCredit SpA                                             1,498,018   5,809,325        0.2%
    UnipolSai SpA                                               400,381     936,912        0.0%
                                                                        -----------        ---
TOTAL ITALY                                                              60,848,359        1.9%
                                                                        -----------        ---
JAPAN -- (19.7%)
    ABC-Mart, Inc.                                                6,600     428,289        0.0%
#*  Acom Co., Ltd.                                               47,100     245,703        0.0%
    Aeon Co., Ltd.                                              247,400   3,707,388        0.1%
    AEON Financial Service Co., Ltd.                             33,000     736,519        0.0%
    Aeon Mall Co., Ltd.                                          28,948     398,126        0.0%
    Air Water, Inc.                                              73,000   1,096,667        0.0%
    Aisin Seiki Co., Ltd.                                        83,000   3,225,363        0.1%
    Ajinomoto Co., Inc.                                         125,000   2,881,282        0.1%
    Alfresa Holdings Corp.                                       37,300     718,287        0.0%
    Alps Electric Co., Ltd.                                      80,900   1,398,251        0.1%
    Amada Holdings Co., Ltd.                                    109,800   1,103,104        0.0%
    ANA Holdings, Inc.                                          218,000     608,730        0.0%
    Aoyama Trading Co., Ltd.                                     11,800     439,958        0.0%
    Aozora Bank, Ltd.                                           259,000     918,935        0.0%
    Asahi Glass Co., Ltd.                                       393,000   2,301,585        0.1%
    Asahi Group Holdings, Ltd.                                   89,900   2,853,159        0.1%
    Asahi Intecc Co., Ltd.                                        9,400     452,219        0.0%
    Asahi Kasei Corp.                                           736,000   5,035,805        0.2%
#   Asics Corp.                                                  40,400     800,137        0.0%
    ASKUL Corp.                                                   3,000     117,957        0.0%
#   Astellas Pharma, Inc.                                       473,575   6,385,013        0.2%
    Bandai Namco Holdings, Inc.                                  49,600   1,055,949        0.0%
    Bank of Kyoto, Ltd. (The)                                   113,000     757,967        0.0%
#   Benesse Holdings, Inc.                                       15,600     442,596        0.0%
    Bridgestone Corp.                                           169,013   6,220,930        0.2%
    Brother Industries, Ltd.                                    128,100   1,452,187        0.1%
    Calbee, Inc.                                                 17,300     673,509        0.0%
    Calsonic Kansei Corp.                                        59,000     402,977        0.0%
    Canon Marketing Japan, Inc.                                  14,800     265,250        0.0%
    Canon, Inc.                                                 144,700   4,046,206        0.1%
#   Canon, Inc. Sponsored ADR                                    64,347   1,797,212        0.1%
#   Casio Computer Co., Ltd.                                     45,500     865,724        0.0%
    Central Japan Railway Co.                                    29,745   5,210,600        0.2%
    Century Tokyo Leasing Corp.                                  19,000     646,057        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Chiba Bank, Ltd. (The)                                    249,000 $1,257,455        0.1%
#   Chiyoda Corp.                                              30,000    227,510        0.0%
    Chubu Electric Power Co., Inc.                            126,400  1,664,960        0.1%
    Chugai Pharmaceutical Co., Ltd.                            41,000  1,381,729        0.1%
    Chugoku Bank, Ltd. (The)                                   49,500    511,703        0.0%
#   Chugoku Electric Power Co., Inc. (The)                     57,700    748,860        0.0%
#   Citizen Holdings Co., Ltd.                                 87,600    494,116        0.0%
    Coca-Cola East Japan Co., Ltd.                             16,400    300,463        0.0%
    Coca-Cola West Co., Ltd.                                   26,600    721,033        0.0%
    COLOPL, Inc.                                               11,500    227,170        0.0%
#   COMSYS Holdings Corp.                                      24,700    371,379        0.0%
*   Concordia Financial Group, Ltd.                           366,000  1,762,579        0.1%
    Cosmos Pharmaceutical Corp.                                 1,700    291,036        0.0%
    Credit Saison Co., Ltd.                                    44,600    820,116        0.0%
    CyberAgent, Inc.                                           10,700    501,622        0.0%
    Dai Nippon Printing Co., Ltd.                             178,000  1,669,366        0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                   211,000  2,536,155        0.1%
    Daicel Corp.                                               98,700  1,232,955        0.1%
#   Daihatsu Motor Co., Ltd.                                  114,500  1,528,008        0.1%
#   Daiichi Sankyo Co., Ltd.                                  118,246  2,786,748        0.1%
    Daiichikosho Co., Ltd.                                     13,500    565,944        0.0%
#   Daikin Industries, Ltd.                                    57,600  4,572,228        0.2%
    Daito Trust Construction Co., Ltd.                         18,500  2,616,496        0.1%
#   Daiwa House Industry Co., Ltd.                            136,300  3,641,487        0.1%
    Daiwa Securities Group, Inc.                              653,000  3,802,956        0.1%
#   Dena Co., Ltd.                                             31,000    521,715        0.0%
    Denka Co., Ltd.                                           148,000    623,015        0.0%
    Denso Corp.                                                90,200  3,428,608        0.1%
    Dentsu, Inc.                                               36,500  1,854,529        0.1%
    DIC Corp.                                                 482,000  1,108,748        0.0%
    Disco Corp.                                                 9,300    790,370        0.0%
    Don Quijote Holdings Co., Ltd.                             27,300    971,219        0.0%
    Dowa Holdings Co., Ltd.                                   112,200    702,988        0.0%
    East Japan Railway Co.                                     69,200  6,087,942        0.2%
    Ebara Corp.                                               152,000    692,072        0.0%
    Eisai Co., Ltd.                                            40,400  2,500,746        0.1%
    Electric Power Development Co., Ltd.                       28,100    846,879        0.0%
    Ezaki Glico Co., Ltd.                                      10,400    531,265        0.0%
#   FamilyMart Co., Ltd.                                       18,400    971,053        0.0%
    FANUC Corp.                                                40,900  6,041,827        0.2%
    Fast Retailing Co., Ltd.                                   12,300  3,238,617        0.1%
    Fuji Electric Co., Ltd.                                   258,000  1,097,852        0.0%
    Fuji Heavy Industries, Ltd.                               142,586  4,681,809        0.2%
    Fuji Media Holdings, Inc.                                  15,800    178,923        0.0%
    FUJIFILM Holdings Corp.                                    80,100  3,287,965        0.1%
    Fujitsu, Ltd.                                             838,440  2,929,591        0.1%
    Fukuoka Financial Group, Inc.                             232,000    793,090        0.0%
    Glory, Ltd.                                                16,000    524,020        0.0%
    GMO Payment Gateway, Inc.                                   2,700    172,529        0.0%
#   GungHo Online Entertainment, Inc.                         121,100    316,967        0.0%
    Gunma Bank, Ltd. (The)                                    101,000    399,891        0.0%
    H2O Retailing Corp.                                        21,000    344,587        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Hachijuni Bank, Ltd. (The)                                  132,000 $   577,083        0.0%
    Hakuhodo DY Holdings, Inc.                                   47,200     532,114        0.0%
    Hamamatsu Photonics K.K.                                     28,600     794,817        0.0%
    Hankyu Hanshin Holdings, Inc.                               323,000   2,047,337        0.1%
#   Harmonic Drive Systems, Inc.                                  2,100      47,039        0.0%
    Haseko Corp.                                                111,100   1,004,629        0.0%
    Heiwa Corp.                                                  20,600     432,717        0.0%
    Hikari Tsushin, Inc.                                          6,800     509,335        0.0%
    Hino Motors, Ltd.                                            84,400     814,378        0.0%
#   Hirose Electric Co., Ltd.                                     5,200     628,919        0.0%
    Hiroshima Bank, Ltd. (The)                                  158,000     572,011        0.0%
#   HIS Co., Ltd.                                                 8,000     197,588        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                           10,500     496,757        0.0%
    Hitachi Capital Corp.                                        31,200     666,359        0.0%
    Hitachi Chemical Co., Ltd.                                   30,800     517,247        0.0%
#   Hitachi Construction Machinery Co., Ltd.                     44,800     711,282        0.0%
    Hitachi High-Technologies Corp.                              20,165     545,617        0.0%
    Hitachi Metals, Ltd.                                         91,900     933,167        0.0%
    Hitachi Transport System, Ltd.                                8,415     141,023        0.0%
    Hitachi, Ltd.                                             1,133,000   5,191,661        0.2%
    Hitachi, Ltd. ADR                                            34,292   1,554,628        0.1%
    Hokkaido Electric Power Co., Inc.                            48,900     445,722        0.0%
    Hokuriku Electric Power Co.                                  48,500     635,217        0.0%
    Honda Motor Co., Ltd.                                       305,692   8,249,334        0.3%
    Honda Motor Co., Ltd. Sponsored ADR                         113,774   3,067,347        0.1%
    Hoshizaki Electric Co., Ltd.                                  8,000     671,386        0.0%
#   House Foods Group, Inc.                                      16,300     312,762        0.0%
    Hoya Corp.                                                   98,900   3,787,302        0.1%
    Hulic Co., Ltd.                                              56,200     559,356        0.0%
    Ibiden Co., Ltd.                                             43,700     549,945        0.0%
#   Idemitsu Kosan Co., Ltd.                                     30,900     660,093        0.0%
    IHI Corp.                                                   713,000   1,546,140        0.1%
    Iida Group Holdings Co., Ltd.                                40,400     754,514        0.0%
    Inpex Corp.                                                 235,600   1,872,982        0.1%
    Isetan Mitsukoshi Holdings, Ltd.                            103,080   1,093,857        0.0%
    Isuzu Motors, Ltd.                                          261,900   2,802,402        0.1%
#   IT Holdings Corp.                                            11,900     281,217        0.0%
#   Ito En, Ltd.                                                 23,000     702,034        0.0%
    ITOCHU Corp.                                                323,000   4,104,878        0.1%
#   Itochu Techno-Solutions Corp.                                18,200     356,653        0.0%
    Iyo Bank, Ltd. (The)                                         73,500     482,977        0.0%
    Izumi Co., Ltd.                                              12,800     494,531        0.0%
#   J Front Retailing Co., Ltd.                                  76,300     916,663        0.0%
    Japan Airlines Co., Ltd.                                     23,700     853,065        0.0%
#   Japan Airport Terminal Co., Ltd.                              5,800     206,987        0.0%
    Japan Exchange Group, Inc.                                  126,800   1,888,463        0.1%
    Japan Tobacco, Inc.                                         268,100  10,954,008        0.3%
    JFE Holdings, Inc.                                          199,700   2,802,458        0.1%
#   JGC Corp.                                                    52,000     886,857        0.0%
    Joyo Bank, Ltd. (The)                                       202,000     703,992        0.0%
    JSR Corp.                                                    53,500     733,387        0.0%
    JTEKT Corp.                                                  87,460   1,113,685        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    JX Holdings, Inc.                                           725,170 $ 3,116,712        0.1%
#   K's Holdings Corp.                                           13,439     451,667        0.0%
    Kajima Corp.                                                148,000     919,400        0.0%
#   Kakaku.com, Inc.                                             31,400     565,549        0.0%
    Kaken Pharmaceutical Co., Ltd.                                8,500     464,382        0.0%
    Kamigumi Co., Ltd.                                           63,000     564,847        0.0%
    Kaneka Corp.                                                 90,000     753,275        0.0%
*   Kansai Electric Power Co., Inc. (The)                       134,500   1,184,558        0.0%
#   Kansai Paint Co., Ltd.                                       53,700     939,194        0.0%
    Kao Corp.                                                   123,600   6,837,179        0.2%
    Kawasaki Heavy Industries, Ltd.                             625,000   1,752,905        0.1%
    KDDI Corp.                                                  427,700  12,320,212        0.4%
#   Keihan Holdings Co., Ltd.                                   178,000   1,290,672        0.1%
    Keikyu Corp.                                                 92,000     832,797        0.0%
    Keio Corp.                                                  104,000     916,026        0.0%
    Keisei Electric Railway Co., Ltd.                            64,000     880,503        0.0%
    Kewpie Corp.                                                 22,400     584,724        0.0%
    Keyence Corp.                                                 8,351   5,005,523        0.2%
    Kikkoman Corp.                                               24,000     764,727        0.0%
    Kinden Corp.                                                 39,000     458,062        0.0%
    Kintetsu Group Holdings Co., Ltd.                           350,280   1,440,534        0.1%
    Kirin Holdings Co., Ltd.                                    198,000   2,855,712        0.1%
    Kobayashi Pharmaceutical Co., Ltd.                            5,100     406,228        0.0%
    Kobe Steel, Ltd.                                          1,133,924   1,088,816        0.0%
    Koito Manufacturing Co., Ltd.                                29,200   1,265,069        0.1%
    Komatsu, Ltd.                                               205,300   3,526,010        0.1%
    Konami Holdings Corp.                                        25,200     794,542        0.0%
    Konica Minolta, Inc.                                        250,600   2,163,071        0.1%
    Kose Corp.                                                    7,490     685,072        0.0%
    Kubota Corp.                                                208,900   3,043,016        0.1%
    Kubota Corp. Sponsored ADR                                    8,151     601,381        0.0%
    Kuraray Co., Ltd.                                           129,200   1,638,002        0.1%
    Kurita Water Industries, Ltd.                                34,400     827,181        0.0%
    Kyocera Corp.                                                46,200   2,292,451        0.1%
    Kyocera Corp. Sponsored ADR                                  21,258   1,037,390        0.0%
    Kyowa Hakko Kirin Co., Ltd.                                  40,000     711,122        0.0%
#   Kyushu Electric Power Co., Inc.                              91,900     922,374        0.0%
    Lawson, Inc.                                                 16,300   1,261,672        0.1%
#   Lion Corp.                                                   43,000     529,081        0.0%
    LIXIL Group Corp.                                           101,640   2,128,157        0.1%
    M3, Inc.                                                     48,700   1,313,753        0.1%
    Mabuchi Motor Co., Ltd.                                      10,800     537,588        0.0%
    Makita Corp.                                                 23,000   1,450,918        0.1%
    Makita Corp. Sponsored ADR                                    1,630     102,413        0.0%
    Marubeni Corp.                                              563,400   2,990,670        0.1%
    Marui Group Co., Ltd.                                        40,300     615,689        0.0%
    Maruichi Steel Tube, Ltd.                                     9,000     261,758        0.0%
#   Matsui Securities Co., Ltd.                                  28,300     243,898        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                           8,200     401,364        0.0%
    Mazda Motor Corp.                                           258,499   3,938,566        0.1%
#   McDonald's Holdings Co. Japan, Ltd.                          12,400     309,784        0.0%
    Medipal Holdings Corp.                                       30,300     479,383        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                     28,212 $2,174,065        0.1%
    Minebea Co., Ltd.                                           152,000  1,245,030        0.1%
    Miraca Holdings, Inc.                                        21,500    913,688        0.0%
    MISUMI Group, Inc.                                           54,300    749,871        0.0%
    Mitsubishi Chemical Holdings Corp.                          876,890  4,576,084        0.2%
    Mitsubishi Corp.                                            277,500  4,664,387        0.2%
    Mitsubishi Electric Corp.                                   436,000  4,633,550        0.2%
    Mitsubishi Estate Co., Ltd.                                 223,000  4,237,581        0.1%
    Mitsubishi Gas Chemical Co., Inc.                           141,000    773,217        0.0%
    Mitsubishi Heavy Industries, Ltd.                           842,000  2,992,982        0.1%
#   Mitsubishi Logistics Corp.                                   33,000    451,145        0.0%
    Mitsubishi Materials Corp.                                  556,000  1,763,510        0.1%
    Mitsubishi Motors Corp.                                     287,399  1,156,594        0.0%
    Mitsubishi Tanabe Pharma Corp.                               47,900    852,836        0.0%
    Mitsubishi UFJ Financial Group, Inc.                      1,145,572  5,286,599        0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        1,429,197  6,574,306        0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                    292,000  1,272,579        0.1%
    Mitsui & Co., Ltd.                                          303,100  3,702,439        0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              2,559    617,474        0.0%
    Mitsui Chemicals, Inc.                                      364,000  1,207,220        0.1%
    Mitsui Fudosan Co., Ltd.                                    165,000  4,029,701        0.1%
    Mitsui OSK Lines, Ltd.                                      362,000    769,266        0.0%
#   Miura Co., Ltd.                                              12,700    237,786        0.0%
    Mizuho Financial Group, Inc.                              4,516,505  6,769,841        0.2%
    Mizuho Financial Group, Inc. ADR                            307,194    909,294        0.0%
#   MonotaRO Co., Ltd.                                           14,800    444,403        0.0%
    MS&AD Insurance Group Holdings, Inc.                        105,095  2,775,714        0.1%
    Murata Manufacturing Co., Ltd.                               49,800  6,494,480        0.2%
    Nabtesco Corp.                                               39,500    891,088        0.0%
#   Nagoya Railroad Co., Ltd.                                   192,000    968,340        0.0%
    Nankai Electric Railway Co., Ltd.                           165,000    874,305        0.0%
    NEC Corp.                                                 1,493,546  3,634,953        0.1%
    Nexon Co., Ltd.                                              32,000    480,492        0.0%
    NGK Insulators, Ltd.                                         69,000  1,417,022        0.1%
#   NGK Spark Plug Co., Ltd.                                     48,200    961,270        0.0%
    NH Foods, Ltd.                                               46,000  1,025,312        0.0%
    NHK Spring Co., Ltd.                                         64,900    571,244        0.0%
    Nichirei Corp.                                               73,000    635,407        0.0%
    Nidec Corp.                                                  35,900  2,630,539        0.1%
    Nidec Corp. Sponsored ADR                                    52,108    943,676        0.0%
#   Nifco, Inc.                                                  17,800    849,657        0.0%
    Nihon Kohden Corp.                                           11,500    286,309        0.0%
    Nihon M&A Center, Inc.                                        7,900    454,961        0.0%
#   Nikon Corp.                                                  84,100  1,225,959        0.1%
    Nintendo Co., Ltd.                                           16,900  2,288,276        0.1%
    Nippo Corp.                                                  15,000    248,709        0.0%
    Nippon Electric Glass Co., Ltd.                             116,500    616,801        0.0%
    Nippon Express Co., Ltd.                                    260,000  1,186,489        0.0%
    Nippon Paint Holdings Co., Ltd.                              29,400    771,952        0.0%
#   Nippon Paper Industries Co., Ltd.                            28,300    543,803        0.0%
    Nippon Shinyaku Co., Ltd.                                     2,000     90,336        0.0%
    Nippon Shokubai Co., Ltd.                                    10,500    543,856        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nippon Steel & Sumitomo Metal Corp.                       185,642 $3,862,794        0.1%
    Nippon Telegraph & Telephone Corp.                        135,200  6,050,242        0.2%
    Nippon Telegraph & Telephone Corp. ADR                     12,525    558,239        0.0%
    Nippon Television Holdings, Inc.                           12,900    207,793        0.0%
    Nippon Yusen K.K.                                         614,000  1,202,840        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            81,000    494,051        0.0%
    Nissan Chemical Industries, Ltd.                           27,700    739,810        0.0%
    Nissan Motor Co., Ltd.                                    757,700  6,723,847        0.2%
    Nisshin Seifun Group, Inc.                                 38,170    624,884        0.0%
    Nisshinbo Holdings, Inc.                                   38,000    413,763        0.0%
    Nissin Foods Holdings Co., Ltd.                             9,600    445,661        0.0%
    Nitori Holdings Co., Ltd.                                  15,400  1,432,489        0.1%
    Nitto Denko Corp.                                          52,300  2,817,424        0.1%
    NOK Corp.                                                  50,280    833,327        0.0%
    Nomura Holdings, Inc.                                     422,300  1,794,252        0.1%
#   Nomura Holdings, Inc. Sponsored ADR                       348,297  1,466,330        0.1%
    Nomura Real Estate Holdings, Inc.                          46,200    844,318        0.0%
    Nomura Research Institute, Ltd.                            20,680    725,456        0.0%
    NS Solutions Corp.                                          6,400    111,263        0.0%
    NSK, Ltd.                                                 210,500  1,837,205        0.1%
    NTN Corp.                                                  89,000    275,783        0.0%
    NTT Data Corp.                                             29,100  1,514,965        0.1%
    NTT DOCOMO, Inc.                                          306,828  7,358,956        0.2%
    NTT DOCOMO, Inc. Sponsored ADR                             50,866  1,238,078        0.1%
    NTT Urban Development Corp.                                27,400    256,408        0.0%
    Obayashi Corp.                                            179,400  1,758,180        0.1%
    Obic Co., Ltd.                                             10,500    551,889        0.0%
    Odakyu Electric Railway Co., Ltd.                         113,000  1,227,123        0.1%
    Oji Holdings Corp.                                        307,000  1,260,707        0.1%
    Olympus Corp.                                              67,800  2,641,257        0.1%
#   Omron Corp.                                                55,200  1,751,875        0.1%
    Ono Pharmaceutical Co., Ltd.                               66,000  2,973,819        0.1%
    Oracle Corp. Japan                                         10,400    560,171        0.0%
*   Orient Corp.                                               71,500    142,815        0.0%
    Oriental Land Co., Ltd.                                    44,400  3,083,155        0.1%
    ORIX Corp.                                                358,700  5,073,786        0.2%
    Osaka Gas Co., Ltd.                                       360,000  1,297,861        0.1%
    Otsuka Corp.                                               11,400    543,644        0.0%
    Otsuka Holdings Co., Ltd.                                  70,600  2,752,306        0.1%
    Panasonic Corp.                                           474,107  4,228,140        0.1%
    Panasonic Corp. Sponsored ADR                             106,991    957,569        0.0%
    Park24 Co., Ltd.                                           23,000    644,643        0.0%
#   Pigeon Corp.                                               23,000    604,110        0.0%
    Pola Orbis Holdings, Inc.                                   5,200    413,547        0.0%
    Rakuten, Inc.                                             190,900  2,075,343        0.1%
    Recruit Holdings Co., Ltd.                                 23,100    713,697        0.0%
#   Resona Holdings, Inc.                                     879,400  3,108,911        0.1%
    Resorttrust, Inc.                                          19,700    407,307        0.0%
    Ricoh Co., Ltd.                                           287,800  2,932,947        0.1%
    Rinnai Corp.                                                6,700    591,295        0.0%
    Rohm Co., Ltd.                                             29,762  1,287,971        0.1%
    Rohto Pharmaceutical Co., Ltd.                             18,500    314,897        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
    Ryohin Keikaku Co., Ltd.                                    5,200 $ 1,158,371        0.0%
    Sankyo Co., Ltd.                                           13,000     492,195        0.0%
#   Santen Pharmaceutical Co., Ltd.                            93,800   1,344,304        0.1%
    Sawai Pharmaceutical Co., Ltd.                             10,100     650,641        0.0%
    SBI Holdings, Inc.                                        104,750   1,084,552        0.0%
    SCSK Corp.                                                 12,200     442,505        0.0%
    Secom Co., Ltd.                                            43,300   3,327,391        0.1%
    Sega Sammy Holdings, Inc.                                  53,848     586,316        0.0%
    Seibu Holdings, Inc.                                       31,200     658,222        0.0%
    Seiko Epson Corp.                                         119,400   1,956,595        0.1%
    Seino Holdings Co., Ltd.                                   40,300     409,585        0.0%
    Sekisui Chemical Co., Ltd.                                153,400   1,917,204        0.1%
    Sekisui House, Ltd.                                       126,060   2,188,822        0.1%
    Seria Co., Ltd.                                             2,600     152,845        0.0%
    Seven & I Holdings Co., Ltd.                              170,276   6,947,672        0.2%
    Seven Bank, Ltd.                                          137,000     582,141        0.0%
#*  Sharp Corp.                                               437,000     594,789        0.0%
#   Shikoku Electric Power Co., Inc.                           47,900     591,256        0.0%
    Shimadzu Corp.                                             50,000     748,376        0.0%
    Shimamura Co., Ltd.                                         4,000     539,974        0.0%
    Shimano, Inc.                                              18,900   2,711,609        0.1%
    Shimizu Corp.                                             132,000   1,183,094        0.0%
    Shin-Etsu Chemical Co., Ltd.                               76,500   4,284,671        0.1%
    Shinsei Bank, Ltd.                                        522,000     731,623        0.0%
    Shionogi & Co., Ltd.                                       53,500   2,730,755        0.1%
    Shiseido Co., Ltd.                                         77,100   1,714,738        0.1%
    Shizuoka Bank, Ltd. (The)                                 166,000   1,230,343        0.1%
    Showa Shell Sekiyu K.K.                                    64,300     671,016        0.0%
#   Skylark Co., Ltd.                                          18,900     240,259        0.0%
    SMC Corp.                                                   9,900   2,414,210        0.1%
    SoftBank Group Corp.                                      235,560  12,666,178        0.4%
#   Sohgo Security Services Co., Ltd.                          10,300     571,958        0.0%
    Sojitz Corp.                                              427,800     854,843        0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                       66,950   1,757,840        0.1%
    Sony Corp.                                                275,900   6,682,740        0.2%
    Sony Corp. Sponsored ADR                                   25,884     623,804        0.0%
    Sony Financial Holdings, Inc.                              33,300     411,685        0.0%
    Sotetsu Holdings, Inc.                                    102,722     659,689        0.0%
    Square Enix Holdings Co., Ltd.                             20,200     517,116        0.0%
    Stanley Electric Co., Ltd.                                 37,300     758,392        0.0%
    Start Today Co., Ltd.                                      12,500     525,157        0.0%
    Sugi Holdings Co., Ltd.                                     7,100     343,274        0.0%
    Sumco Corp.                                                82,000     519,277        0.0%
    Sumitomo Chemical Co., Ltd.                               743,000   3,358,227        0.1%
    Sumitomo Corp.                                            229,000   2,421,047        0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                        41,800     538,081        0.0%
    Sumitomo Electric Industries, Ltd.                        306,400   3,685,880        0.1%
    Sumitomo Forestry Co., Ltd.                                45,500     525,310        0.0%
    Sumitomo Heavy Industries, Ltd.                           207,000     869,934        0.0%
    Sumitomo Metal Mining Co., Ltd.                           180,000   2,030,845        0.1%
    Sumitomo Mitsui Financial Group, Inc.                     294,440   8,860,197        0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      778,210   2,392,125        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
    Sumitomo Realty & Development Co., Ltd.                    75,000 $ 2,180,720        0.1%
    Sumitomo Rubber Industries, Ltd.                          104,900   1,596,950        0.1%
    Sundrug Co., Ltd.                                           8,700     618,185        0.0%
    Suntory Beverage & Food, Ltd.                              33,300   1,454,614        0.1%
    Suruga Bank, Ltd.                                          37,100     721,371        0.0%
    Suzuken Co., Ltd.                                          17,908     613,673        0.0%
    Suzuki Motor Corp.                                         90,100   2,469,059        0.1%
#   Sysmex Corp.                                               35,100   2,195,129        0.1%
    T&D Holdings, Inc.                                        181,200   1,734,531        0.1%
    Taiheiyo Cement Corp.                                     562,000   1,487,060        0.1%
    Taisei Corp.                                              187,000   1,276,375        0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.                    7,300     599,592        0.0%
#   Taiyo Nippon Sanso Corp.                                   77,200     712,859        0.0%
    Takashimaya Co., Ltd.                                      82,000     598,667        0.0%
    Takeda Pharmaceutical Co., Ltd.                           128,700   6,146,950        0.2%
    TDK Corp.                                                  46,900   2,744,298        0.1%
    TDK Corp. Sponsored ADR                                     1,900     109,592        0.0%
    Teijin, Ltd.                                              458,000   1,639,749        0.1%
#   Temp Holdings Co., Ltd.                                    28,400     426,330        0.0%
    Terumo Corp.                                               55,500   2,109,850        0.1%
    THK Co., Ltd.                                              32,900     653,489        0.0%
    Tobu Railway Co., Ltd.                                    179,000     917,387        0.0%
    Toho Co., Ltd.                                             22,200     562,660        0.0%
    Toho Gas Co., Ltd.                                        107,000     730,567        0.0%
#   Tohoku Electric Power Co., Inc.                            82,500   1,054,760        0.0%
    Tokio Marine Holdings, Inc.                               135,000   4,417,533        0.1%
    Tokio Marine Holdings, Inc. ADR                             4,182     135,831        0.0%
    Tokyo Broadcasting System Holdings, Inc.                    8,300     114,160        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                   285,600   1,529,643        0.1%
    Tokyo Electron, Ltd.                                       43,000   2,841,964        0.1%
    Tokyo Gas Co., Ltd.                                       470,000   2,074,426        0.1%
    Tokyo Tatemono Co., Ltd.                                   48,519     640,623        0.0%
    Tokyu Corp.                                               223,235   1,934,764        0.1%
    Tokyu Fudosan Holdings Corp.                              150,500   1,023,208        0.0%
    TonenGeneral Sekiyu K.K.                                   56,000     530,416        0.0%
    Toppan Printing Co., Ltd.                                 166,000   1,419,363        0.1%
#   Toray Industries, Inc.                                    325,893   2,722,110        0.1%
#*  Toshiba Corp.                                             727,000   1,537,570        0.1%
    Tosoh Corp.                                               313,000   1,430,651        0.1%
    TOTO, Ltd.                                                 35,500   1,203,801        0.1%
    Toyo Seikan Group Holdings, Ltd.                           52,600   1,036,996        0.0%
    Toyo Suisan Kaisha, Ltd.                                   20,300     716,950        0.0%
    Toyoda Gosei Co., Ltd.                                     35,100     647,203        0.0%
    Toyota Boshoku Corp.                                       29,800     554,391        0.0%
    Toyota Industries Corp.                                    33,700   1,462,173        0.1%
    Toyota Motor Corp.                                        453,200  22,972,574        0.7%
    Toyota Motor Corp. Sponsored ADR                           96,721   9,836,526        0.3%
    Toyota Tsusho Corp.                                       120,381   2,724,747        0.1%
    Trend Micro, Inc.                                          25,000     948,101        0.0%
    Trend Micro, Inc. Sponsored ADR                               777      29,417        0.0%
    Tsuruha Holdings, Inc.                                      7,900     757,733        0.0%
    Ube Industries, Ltd.                                      422,000     801,500        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
JAPAN -- (Continued)
    Unicharm Corp.                                               90,900 $  1,879,000        0.1%
    UNY Group Holdings Co., Ltd.                                 44,100      321,830        0.0%
    USS Co., Ltd.                                                53,300      843,118        0.0%
#   Welcia Holdings Co., Ltd.                                     2,300      121,492        0.0%
    West Japan Railway Co.                                       33,600    2,028,305        0.1%
#   Yahoo Japan Corp.                                           361,800    1,618,485        0.1%
#   Yakult Honsha Co., Ltd.                                      13,500      669,204        0.0%
#   Yamada Denki Co., Ltd.                                      182,900      920,767        0.0%
    Yamaguchi Financial Group, Inc.                              62,000      576,278        0.0%
    Yamaha Corp.                                                 32,900      944,234        0.0%
    Yamaha Motor Co., Ltd.                                      118,600    1,941,285        0.1%
    Yamato Holdings Co., Ltd.                                    64,500    1,300,889        0.1%
    Yamazaki Baking Co., Ltd.                                    32,000      757,532        0.0%
    Yaskawa Electric Corp.                                       96,200    1,126,627        0.0%
    Yokogawa Electric Corp.                                      93,800    1,007,806        0.0%
    Yokohama Rubber Co., Ltd. (The)                              55,400      928,760        0.0%
    Zenkoku Hosho Co., Ltd.                                      10,000      351,689        0.0%
                                                                        ------------       ----
TOTAL JAPAN                                                              696,175,339       21.3%
                                                                        ------------       ----
NETHERLANDS -- (2.6%)
    Aegon NV(5927375)                                           561,082    3,225,848        0.1%
    Aegon NV(007924103)                                          24,287      139,893        0.0%
    Akzo Nobel NV                                                91,312    6,487,408        0.2%
    Akzo Nobel NV Sponsored ADR                                   5,988      141,736        0.0%
*   Altice NV Class A                                            22,934      347,676        0.0%
*   Altice NV Class B                                             2,680       40,966        0.0%
    ArcelorMittal(B295F26)                                      189,215    1,065,280        0.0%
    ArcelorMittal(B03XPL1)                                      406,984    2,297,475        0.1%
    ASML Holding NV(B929F46)                                     39,688    3,836,050        0.1%
    ASML Holding NV(B908F01)                                     22,581    2,181,325        0.1%
    Boskalis Westminster                                         36,325    1,514,862        0.0%
    Gemalto NV                                                   23,550    1,530,792        0.1%
    GrandVision NV                                                  635       17,440        0.0%
#   Heineken NV                                                  50,903    4,776,083        0.1%
    ING Groep NV                                                473,320    5,799,787        0.2%
#   ING Groep NV Sponsored ADR                                  280,356    3,439,968        0.1%
    Koninklijke Ahold NV                                        307,023    6,685,183        0.2%
    Koninklijke Ahold NV Sponsored ADR                            7,679      167,633        0.0%
    Koninklijke DSM NV                                           67,903    4,167,652        0.1%
#   Koninklijke KPN NV                                        1,267,919    4,982,481        0.2%
    Koninklijke Philips NV(5986622)                             189,081    5,195,676        0.2%
    Koninklijke Philips NV(500472303)                            57,480    1,581,275        0.1%
    Koninklijke Vopak NV                                         21,710    1,180,355        0.0%
    NN Group NV                                                  74,312    2,579,558        0.1%
    Randstad Holding NV                                          44,668    2,400,295        0.1%
#   RELX NV                                                     220,072    3,695,798        0.1%
#   RELX NV Sponsored ADR                                        69,010    1,159,369        0.0%
*   TNT Express NV                                               56,732      515,000        0.0%
    Unilever NV(904784709)                                      146,009    6,427,316        0.2%
#   Unilever NV(B12T3J1)                                        256,547   11,175,010        0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                         103,812 $ 3,954,472        0.1%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      92,709,662        2.8%
                                                                      -----------        ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                      193,320     829,288        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     79,689     508,585        0.0%
    Fletcher Building, Ltd.                                   190,498   1,107,399        0.0%
    Fonterra Co-operative Group, Ltd.                          12,170      49,339        0.0%
    Meridian Energy, Ltd.                                     167,819     309,989        0.0%
    Spark New Zealand, Ltd.                                   521,590   1,348,710        0.1%
                                                                      -----------        ---
TOTAL NEW ZEALAND                                                       4,153,310        0.1%
                                                                      -----------        ---
NORWAY -- (0.6%)
    Aker ASA Class A                                            4,905     101,112        0.0%
    Bakkafrost P/F                                              8,235     291,310        0.0%
    DNB ASA                                                   205,096   2,624,494        0.1%
    Entra ASA                                                  12,267     115,834        0.0%
    Gjensidige Forsikring ASA                                  37,207     637,010        0.0%
    Golar LNG, Ltd.                                             6,906     114,501        0.0%
    Kongsberg Gruppen ASA                                      16,641     278,992        0.0%
    Leroy Seafood Group ASA                                     8,913     434,999        0.0%
    Marine Harvest ASA                                         68,648   1,069,963        0.1%
    Norsk Hydro ASA                                           482,266   2,098,331        0.1%
    Norsk Hydro ASA Sponsored ADR                              11,200      47,936        0.0%
    Orkla ASA                                                 120,308   1,050,280        0.0%
    Salmar ASA                                                 12,844     319,132        0.0%
    Schibsted ASA Class A                                      18,852     549,434        0.0%
*   Schibsted ASA Class B                                      16,585     471,912        0.0%
    Statoil ASA                                               262,852   4,626,535        0.2%
    Statoil ASA Sponsored ADR                                  38,009     668,578        0.0%
*   Storebrand ASA                                            140,500     595,051        0.0%
*   Subsea 7 SA                                                79,160     726,310        0.0%
    Telenor ASA                                               184,047   3,166,741        0.1%
    TGS Nopec Geophysical Co. ASA                              36,213     604,163        0.0%
    Veidekke ASA                                               13,951     191,410        0.0%
    Yara International ASA                                     41,986   1,679,356        0.1%
                                                                      -----------        ---
TOTAL NORWAY                                                           22,463,384        0.7%
                                                                      -----------        ---
PORTUGAL -- (0.2%)
*   Banco Espirito Santo SA                                   513,592          --        0.0%
    EDP - Energias de Portugal SA                             496,715   1,765,855        0.1%
    EDP Renovaveis SA                                          68,539     534,287        0.0%
    Galp Energia SGPS SA                                      120,643   1,657,566        0.0%
    Jeronimo Martins SGPS SA                                   55,998     916,818        0.0%
                                                                      -----------        ---
TOTAL PORTUGAL                                                          4,874,526        0.1%
                                                                      -----------        ---
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                          781,550   1,800,242        0.1%
    City Developments, Ltd.                                   133,900     828,221        0.0%
    ComfortDelGro Corp., Ltd.                                 519,800   1,114,083        0.1%
    Dairy Farm International Holdings, Ltd.                    62,500     430,967        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SINGAPORE -- (Continued)
    DBS Group Holdings, Ltd.                                    376,170 $ 4,254,887        0.1%
    Genting Singapore P.L.C.                                  1,089,000     657,326        0.0%
    Global Logistic Properties, Ltd.                            618,900     877,630        0.0%
    Golden Agri-Resources, Ltd.                               2,265,600     672,094        0.0%
    Great Eastern Holdings, Ltd.                                 13,000     215,940        0.0%
    Hongkong Land Holdings, Ltd.                                225,800   1,430,379        0.1%
    Hutchison Port Holdings Trust                             1,640,600     728,313        0.0%
    Jardine Cycle & Carriage, Ltd.                               35,010   1,000,931        0.0%
    Keppel Corp., Ltd.                                          500,500   2,000,112        0.1%
    Olam International, Ltd.                                    101,200     123,960        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         700,756   4,552,176        0.2%
    SATS, Ltd.                                                  217,736     663,056        0.0%
    SembCorp Industries, Ltd.                                   350,420     749,026        0.0%
    Singapore Airlines, Ltd.                                    223,500   1,907,904        0.1%
    Singapore Exchange, Ltd.                                    196,300   1,095,658        0.1%
    Singapore Press Holdings, Ltd.                              314,100     945,503        0.0%
    Singapore Technologies Engineering, Ltd.                    406,100     969,364        0.0%
    Singapore Telecommunications, Ltd.                        1,955,450   5,593,347        0.2%
    StarHub, Ltd.                                               134,400     330,152        0.0%
    United Industrial Corp., Ltd.                                97,795     210,574        0.0%
    United Overseas Bank, Ltd.                                  257,689   3,551,112        0.1%
    UOL Group, Ltd.                                             168,787     768,610        0.0%
    Wilmar International, Ltd.                                  375,000   1,030,115        0.0%
                                                                        -----------        ---
TOTAL SINGAPORE                                                          38,501,682        1.2%
                                                                        -----------        ---
SPAIN -- (2.6%)
    Abertis Infraestructuras SA                                  75,017   1,266,474        0.0%
    ACS Actividades de Construccion y Servicios SA               68,857   2,283,736        0.1%
*   Aena SA                                                       9,654   1,379,124        0.0%
    Amadeus IT Holding SA Class A                               114,303   5,212,258        0.2%
    Banco Bilbao Vizcaya Argentaria SA                        1,048,920   7,207,973        0.2%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            554,458   3,820,216        0.1%
    Banco de Sabadell SA(B1X8QN2)                             1,535,116   2,941,415        0.1%
    Banco de Sabadell SA(BYXHFS8)                                44,614      85,261        0.0%
    Banco Popular Espanol SA                                    539,517   1,471,087        0.0%
    Banco Santander SA                                        2,309,901  11,730,414        0.4%
#   Banco Santander SA Sponsored ADR                            802,406   4,036,104        0.1%
    Bankia SA                                                 1,244,719   1,161,103        0.0%
    Bankinter SA                                                241,533   1,843,572        0.1%
    CaixaBank SA                                                850,636   2,567,821        0.1%
    Enagas SA                                                    77,657   2,370,863        0.1%
    Endesa SA                                                    91,099   1,916,711        0.1%
    Ferrovial SA                                                 85,998   1,855,413        0.1%
    Gas Natural SDG SA                                          137,700   2,871,459        0.1%
    Grifols SA                                                   63,025   1,374,146        0.0%
    Iberdrola SA                                              1,029,078   7,325,738        0.2%
    Industria de Diseno Textil SA                               237,215   7,634,898        0.2%
    Mapfre SA                                                   579,826   1,475,005        0.0%
    Red Electrica Corp. SA                                       27,747   2,481,531        0.1%
    Repsol SA                                                   252,369   3,325,336        0.1%
#   Repsol SA Sponsored ADR                                      92,130   1,219,801        0.0%
    Telefonica SA                                               743,454   8,132,783        0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SPAIN -- (Continued)
#   Telefonica SA Sponsored ADR                               372,832 $ 4,067,597        0.1%
    Zardoya Otis SA                                             1,534      16,298        0.0%
                                                                      -----------        ---
TOTAL SPAIN                                                            93,074,137        2.8%
                                                                      -----------        ---
SWEDEN -- (2.6%)
    Alfa Laval AB                                              78,168   1,233,343        0.0%
    Assa Abloy AB Class B                                     242,550   5,096,521        0.2%
    Atlas Copco AB Class A                                    159,015   4,119,641        0.1%
    Atlas Copco AB Class B                                     94,311   2,265,909        0.1%
    Axfood AB                                                  17,676     327,736        0.0%
    BillerudKorsnas AB                                         56,292     875,415        0.0%
    Boliden AB                                                144,380   2,525,255        0.1%
    Electrolux AB Series B                                     70,072   2,036,272        0.1%
*   Fastighets AB Balder                                       24,067     613,879        0.0%
*   Fingerprint Cards AB Class B                                8,279     496,482        0.0%
    Getinge AB Class B                                         75,328   1,595,343        0.1%
    Hennes & Mauritz AB Class B                               221,502   7,887,762        0.2%
    Hexagon AB Class B                                         50,119   2,001,992        0.1%
    Hexpol AB                                                  54,516     564,208        0.0%
    Hufvudstaden AB Class A                                    17,652     273,932        0.0%
    Husqvarna AB Class A                                       12,600     100,438        0.0%
    Husqvarna AB Class B                                      156,533   1,249,328        0.0%
    ICA Gruppen AB                                             24,499     805,501        0.0%
*   Lundin Petroleum AB                                        38,586     723,940        0.0%
    Meda AB Class A                                            80,565   1,488,843        0.1%
    Millicom International Cellular SA                         25,721   1,489,232        0.1%
    NCC AB Class A                                                431      14,707        0.0%
    NCC AB Class B                                             33,089   1,131,969        0.0%
    Nibe Industrier AB Class B                                 17,567     610,827        0.0%
    Nordea Bank AB                                            595,350   5,786,886        0.2%
    Saab AB Class B                                            16,002     548,105        0.0%
    Sandvik AB                                                315,438   3,240,835        0.1%
    Securitas AB Class B                                      119,211   1,884,993        0.1%
    Skandinaviska Enskilda Banken AB Class A                  392,116   3,748,880        0.1%
    Skanska AB Class B                                         97,514   2,149,293        0.1%
    SKF AB Class A                                              6,795     124,738        0.0%
    SKF AB Class B                                            116,938   2,154,893        0.1%
    Svenska Cellulosa AB SCA Class A                            8,605     272,335        0.0%
    Svenska Cellulosa AB SCA Class B                          142,581   4,498,661        0.1%
    Svenska Handelsbanken AB Class A                          295,947   3,947,976        0.1%
    Svenska Handelsbanken AB Class B                            2,346      32,600        0.0%
    Swedbank AB Class A                                       180,225   3,890,843        0.1%
    Swedish Match AB                                           47,974   1,523,741        0.1%
*   Swedish Orphan Biovitrum AB                                17,541     256,224        0.0%
    Tele2 AB Class B                                          153,553   1,467,156        0.0%
    Telefonaktiebolaget LM Ericsson Class A                    14,581     120,308        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   586,457   4,751,713        0.2%
    Telia Co AB                                               627,385   3,000,509        0.1%
    Trelleborg AB Class B                                      76,795   1,402,428        0.0%
    Volvo AB Class A                                           74,802     878,581        0.0%
    Volvo AB Class B                                          419,474   4,919,072        0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
SWEDEN -- (Continued)
*   Volvo AB Sponsored ADR                                     14,500 $    169,729        0.0%
                                                                      ------------        ---
TOTAL SWEDEN                                                            90,298,974        2.8%
                                                                      ------------        ---
SWITZERLAND -- (7.5%)
    ABB, Ltd.                                                 420,745    8,907,283        0.3%
    ABB, Ltd. Sponsored ADR                                   172,382    3,638,984        0.1%
    Actelion, Ltd.                                             24,122    3,909,696        0.1%
    Adecco SA                                                  68,696    4,434,563        0.1%
    Baloise Holding AG                                         14,448    1,790,922        0.1%
    Barry Callebaut AG                                            556      654,095        0.0%
    Chocoladefabriken Lindt & Spruengli AG                         27    1,976,597        0.1%
    Cie Financiere Richemont SA                               136,188    9,081,044        0.3%
    Clariant AG                                               148,106    2,806,101        0.1%
    Credit Suisse Group AG                                    290,658    4,423,367        0.1%
    Credit Suisse Group AG Sponsored ADR                       59,450      904,234        0.0%
*   Dufry AG                                                   10,128    1,335,052        0.0%
    EMS-Chemie Holding AG                                       1,735      858,594        0.0%
#   Galenica AG                                                 1,710    2,503,426        0.1%
    Geberit AG                                                  9,002    3,463,358        0.1%
    Givaudan SA                                                 2,498    4,930,710        0.1%
    Julius Baer Group, Ltd.                                    67,068    2,874,251        0.1%
    Kuehne + Nagel International AG                            12,432    1,794,127        0.1%
    LafargeHolcim, Ltd.(7110753)                              106,081    5,386,312        0.2%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               52,579    2,649,957        0.1%
    Lonza Group AG                                             21,058    3,512,227        0.1%
    Nestle SA                                                 692,983   51,724,008        1.6%
    Novartis AG                                               388,810   29,589,299        0.9%
    Novartis AG Sponsored ADR                                  86,125    6,542,916        0.2%
#   Partners Group Holding AG                                   3,744    1,544,169        0.0%
    Roche Holding AG(7108918)                                   6,142    1,574,587        0.0%
    Roche Holding AG(7110388)                                 166,430   42,108,317        1.3%
    Schindler Holding AG                                        4,543      835,808        0.0%
    SGS SA                                                      1,263    2,784,764        0.1%
    Sika AG                                                       881    3,754,773        0.1%
    Sonova Holding AG                                          15,185    2,032,932        0.1%
#   Swatch Group AG (The)(7184725)                             11,374    3,880,597        0.1%
    Swatch Group AG (The)(7184736)                             18,242    1,220,501        0.0%
    Swiss Life Holding AG                                       9,242    2,337,456        0.1%
    Swiss Prime Site AG                                        12,682    1,111,783        0.0%
    Swiss Re AG                                                94,499    8,398,933        0.3%
#   Swisscom AG                                                 7,698    3,911,956        0.1%
    Syngenta AG                                                20,571    8,252,360        0.3%
    Syngenta AG ADR                                            24,564    1,979,121        0.1%
    UBS Group AG(BRJL176)                                     487,952    8,458,867        0.3%
*   UBS Group AG(H42097107)                                   211,680    3,655,714        0.1%
    Zurich Insurance Group AG                                  30,940    6,942,448        0.2%
                                                                      ------------        ---
TOTAL SWITZERLAND                                                      264,476,209        8.1%
                                                                      ------------        ---
UNITED KINGDOM -- (16.5%)
    3i Group P.L.C.                                           344,298    2,388,078        0.1%
    Aberdeen Asset Management P.L.C.                          370,686    1,621,691        0.1%
    Admiral Group P.L.C.                                       50,857    1,382,224        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Anglo American P.L.C.                                       402,097 $ 4,497,563        0.1%
    Antofagasta P.L.C.                                          171,955   1,217,830        0.0%
    ARM Holdings P.L.C.                                         155,070   2,128,470        0.1%
#   ARM Holdings P.L.C. Sponsored ADR                            36,313   1,495,732        0.0%
    Ashtead Group P.L.C.                                        192,974   2,566,440        0.1%
    Associated British Foods P.L.C.                              66,297   2,974,126        0.1%
    AstraZeneca P.L.C.                                          153,478   8,805,432        0.3%
#   AstraZeneca P.L.C. Sponsored ADR                            262,026   7,588,273        0.2%
    Aviva P.L.C.                                                757,258   4,797,604        0.1%
    Aviva P.L.C. Sponsored ADR                                   18,670     238,042        0.0%
    Babcock International Group P.L.C.                          156,621   2,173,431        0.1%
    BAE Systems P.L.C.                                          869,454   6,065,885        0.2%
    Barclays P.L.C.                                             928,091   2,330,214        0.1%
    Barclays P.L.C. Sponsored ADR                               569,352   5,721,988        0.2%
    Barratt Developments P.L.C.                                 300,369   2,339,093        0.1%
    Berkeley Group Holdings P.L.C.                               55,739   2,442,511        0.1%
    BHP Billiton P.L.C.                                         171,137   2,338,501        0.1%
#   BHP Billiton P.L.C. ADR                                     139,693   3,851,336        0.1%
    BP P.L.C.                                                   482,700   2,659,378        0.1%
    BP P.L.C. Sponsored ADR                                     769,178  25,828,980        0.8%
    British American Tobacco P.L.C.                             322,533  19,665,513        0.6%
    British American Tobacco P.L.C. Sponsored ADR                66,151   8,080,345        0.2%
    BT Group P.L.C.                                           2,107,623  13,661,757        0.4%
#   BT Group P.L.C. Sponsored ADR                                69,804   2,289,571        0.1%
    Bunzl P.L.C.                                                 91,725   2,737,809        0.1%
    Burberry Group P.L.C.                                       146,264   2,546,685        0.1%
    Capita P.L.C.                                               152,745   2,238,010        0.1%
    Capital & Counties Properties P.L.C.                        125,961     651,709        0.0%
    Carnival P.L.C.                                              26,312   1,312,412        0.0%
    Carnival P.L.C. ADR                                          11,167     564,492        0.0%
    Centrica P.L.C.                                           1,554,896   5,430,045        0.2%
    Cobham P.L.C.                                               105,662     238,395        0.0%
    Coca-Cola HBC AG                                             86,483   1,772,738        0.1%
    Compass Group P.L.C.                                        380,306   6,772,642        0.2%
    Croda International P.L.C.                                   33,904   1,493,557        0.0%
*   CYBG P.L.C.                                                 113,345     370,584        0.0%
    DCC P.L.C.                                                   21,161   1,876,877        0.1%
    Diageo P.L.C.                                               179,309   4,847,815        0.2%
    Diageo P.L.C. Sponsored ADR                                  97,095  10,518,301        0.3%
    Direct Line Insurance Group P.L.C.                          524,337   2,777,739        0.1%
    Dixons Carphone P.L.C.                                      273,000   1,699,411        0.1%
    DS Smith P.L.C.                                             320,768   1,789,016        0.1%
    easyJet P.L.C.                                               58,783   1,266,967        0.0%
    Experian P.L.C.                                             261,061   4,783,882        0.1%
#   Fresnillo P.L.C.                                             42,695     695,953        0.0%
    G4S P.L.C.                                                  560,059   1,544,373        0.0%
    GKN P.L.C.                                                  612,700   2,500,381        0.1%
    GlaxoSmithKline P.L.C.                                      566,003  12,096,881        0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR                        315,368  13,532,441        0.4%
    Glencore P.L.C.                                           3,170,885   7,578,156        0.2%
    Halma P.L.C.                                                 66,203     864,006        0.0%
    Hargreaves Lansdown P.L.C.                                   64,027   1,205,464        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Hikma Pharmaceuticals P.L.C.                                  57,203 $ 1,844,261        0.1%
    HSBC Holdings P.L.C.                                       1,758,504  11,653,386        0.4%
    HSBC Holdings P.L.C. Sponsored ADR                           462,508  15,415,391        0.5%
    ICAP P.L.C.                                                   99,597     682,811        0.0%
    Imperial Brands P.L.C.                                       194,041  10,550,632        0.3%
#   Imperial Brands P.L.C. Sponsored ADR                          19,300   2,095,980        0.1%
    Inchcape P.L.C.                                               77,359     767,324        0.0%
    Informa P.L.C.                                               233,658   2,238,541        0.1%
    Inmarsat P.L.C.                                              182,730   2,486,235        0.1%
    InterContinental Hotels Group P.L.C.                          59,237   2,367,395        0.1%
    International Consolidated Airlines Group SA                 291,175   2,238,639        0.1%
    Intertek Group P.L.C.                                         63,037   3,007,222        0.1%
    Investec P.L.C.                                              169,062   1,294,679        0.0%
    ITV P.L.C.                                                   980,572   3,232,220        0.1%
    J Sainsbury P.L.C.                                           512,615   2,168,778        0.1%
    Johnson Matthey P.L.C.                                        74,717   3,157,887        0.1%
    Kingfisher P.L.C.                                            645,144   3,437,149        0.1%
    Legal & General Group P.L.C.                               1,682,315   5,497,628        0.2%
*   Liberty Global P.L.C. Class A                                  6,400     241,458        0.0%
#*  Liberty Global P.L.C. Series C                                15,389     563,229        0.0%
    Lloyds Banking Group P.L.C.                                6,553,984   6,432,805        0.2%
#   Lloyds Banking Group P.L.C. ADR                              829,368   3,309,178        0.1%
    London Stock Exchange Group P.L.C.                            55,321   2,197,445        0.1%
    Marks & Spencer Group P.L.C.                                 607,448   3,768,021        0.1%
    Meggitt P.L.C.                                               226,293   1,360,554        0.0%
    Merlin Entertainments P.L.C.                                 246,576   1,557,548        0.0%
    Micro Focus International P.L.C.                               3,989      89,224        0.0%
    Mondi P.L.C.                                                 127,892   2,449,714        0.1%
    National Grid P.L.C.                                         330,662   4,718,087        0.1%
#   National Grid P.L.C. Sponsored ADR                            87,621   6,309,588        0.2%
    Next P.L.C.                                                   36,700   2,731,439        0.1%
    Old Mutual P.L.C.                                          1,392,771   3,786,606        0.1%
    Pearson P.L.C.                                               115,026   1,355,407        0.0%
    Pearson P.L.C. Sponsored ADR                                  82,657     970,393        0.0%
    Pennon Group P.L.C.                                          111,186   1,321,314        0.0%
    Persimmon P.L.C.                                             122,854   3,573,342        0.1%
    Petrofac, Ltd.                                                16,145     200,028        0.0%
    Provident Financial P.L.C.                                    35,210   1,501,745        0.0%
    Prudential P.L.C.                                            306,768   6,055,456        0.2%
#   Prudential P.L.C. ADR                                        137,980   5,448,830        0.2%
    Randgold Resources, Ltd.                                      20,616   2,059,296        0.1%
    Reckitt Benckiser Group P.L.C.                               141,876  13,821,410        0.4%
    RELX P.L.C.                                                  198,102   3,509,622        0.1%
#   RELX P.L.C. Sponsored ADR                                    115,396   2,074,820        0.1%
    Rexam P.L.C.                                                 238,739   2,183,433        0.1%
    Rightmove P.L.C.                                              24,371   1,377,333        0.0%
    Rio Tinto P.L.C.                                             165,092   5,538,228        0.2%
    Rio Tinto P.L.C. Sponsored ADR                               104,931   3,531,977        0.1%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      48,577,135      70,979        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                         684,185   6,712,022        0.2%
*   Royal Bank of Scotland Group P.L.C.                          381,103   1,282,163        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            105,224     712,366        0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C.(B03MLX2)                           433,207 $   11,347,078        0.3%
    Royal Dutch Shell P.L.C.(B03MM40)                            98,180      2,577,691        0.1%
    Royal Dutch Shell P.L.C. Class A                             47,260      1,248,509        0.0%
#   Royal Dutch Shell P.L.C. Sponsored ADR(B03MM73)             281,511     15,018,612        0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR(780259206)           318,521     16,846,578        0.5%
    Royal Mail P.L.C.                                           217,625      1,550,047        0.0%
    RSA Insurance Group P.L.C.                                  234,314      1,573,950        0.0%
    SABMiller P.L.C.                                            167,523     10,260,118        0.3%
    Sage Group P.L.C. (The)                                     330,721      2,864,666        0.1%
    Schroders P.L.C.(0239581)                                    12,655        361,680        0.0%
    Schroders P.L.C.(0240549)                                    32,030      1,179,098        0.0%
    Severn Trent P.L.C.                                          64,393      2,099,235        0.1%
    Shire P.L.C.                                                 73,867      4,609,451        0.1%
#   Shire P.L.C. ADR                                             15,456      2,896,764        0.1%
    Sky P.L.C.                                                  295,618      4,063,574        0.1%
    Sky P.L.C. Sponsored ADR                                        647         35,520        0.0%
    Smith & Nephew P.L.C.                                       186,254      3,154,080        0.1%
#   Smith & Nephew P.L.C. Sponsored ADR                          31,838      1,092,981        0.0%
    Smiths Group P.L.C.                                         167,855      2,724,013        0.1%
    SSE P.L.C.                                                  355,844      7,861,861        0.2%
    St. James's Place P.L.C.                                    182,756      2,319,848        0.1%
    Standard Chartered P.L.C.                                   675,347      5,458,565        0.2%
    Standard Life P.L.C.                                        436,791      2,085,797        0.1%
    Taylor Wimpey P.L.C.                                      1,091,740      2,945,030        0.1%
*   Tesco P.L.C.                                              1,889,358      4,749,919        0.1%
    Travis Perkins P.L.C.                                        75,855      2,052,254        0.1%
    TUI AG                                                      158,920      2,306,738        0.1%
    Unilever P.L.C.                                             100,087      4,472,074        0.1%
    Unilever P.L.C. Sponsored ADR                               219,410      9,842,733        0.3%
    United Utilities Group P.L.C.                               141,155      1,941,038        0.1%
    United Utilities Group P.L.C. ADR                             5,177        142,264        0.0%
    Vodafone Group P.L.C.                                     3,596,570     11,587,564        0.4%
    Vodafone Group P.L.C. Sponsored ADR                         256,161      8,386,723        0.3%
    Whitbread P.L.C.                                             47,957      2,718,293        0.1%
    William Hill P.L.C.                                         318,490      1,458,148        0.0%
#   WM Morrison Supermarkets P.L.C.                             656,595      1,837,211        0.1%
    Wolseley P.L.C.                                              67,557      3,784,008        0.1%
    Wolseley P.L.C. ADR                                          17,864        101,399        0.0%
    WPP P.L.C.                                                  252,496      5,898,962        0.2%
    WPP P.L.C. Sponsored ADR                                     11,121      1,302,825        0.0%
                                                                        --------------       ----
TOTAL UNITED KINGDOM                                                       582,564,866       17.8%
                                                                        --------------       ----
TOTAL COMMON STOCKS                                                      3,219,632,288       98.5%
                                                                        --------------       ----
PREFERRED STOCKS -- (0.4%)

GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                                  13,529      1,077,169        0.0%
    Fuchs Petrolub SE                                            14,912        638,543        0.0%
    Henkel AG & Co. KGaA                                         32,639      3,727,990        0.1%
    Porsche Automobil Holding SE                                 41,023      2,291,678        0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES      VALUE++      ASSETS**
                                                                ---------- -------------- ----------
GERMANY -- (Continued)
      Volkswagen AG                                                 47,030 $    6,822,318        0.2%
                                                                           --------------      -----
TOTAL GERMANY                                                                  14,557,698        0.4%
                                                                           --------------      -----
TOTAL PREFERRED STOCKS                                                         14,557,698        0.4%
                                                                           --------------      -----
TOTAL INVESTMENT SECURITIES                                                 3,234,189,986
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@  DFA Short Term Investment Fund                            26,011,167    300,949,208        9.2%
                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,233,264,010)                        $3,535,139,194      108.1%
                                                                           ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $  4,611,562 $  190,983,037   --    $  195,594,599
   Austria                               --      5,055,466   --         5,055,466
   Belgium                        4,452,138     37,536,839   --        41,988,977
   Canada                       277,154,864         27,900   --       277,182,764
   Denmark                        5,174,020     58,051,866   --        63,225,886
   Finland                        1,667,362     30,280,897   --        31,948,259
   France                        12,412,322    267,647,346   --       280,059,668
   Germany                       16,655,694    228,436,238   --       245,091,932
   Hong Kong                        505,213     91,954,973   --        92,460,186
   Ireland                        3,457,831     14,638,320   --        18,096,151
   Israel                        10,538,091      8,249,861   --        18,787,952
   Italy                          3,959,676     56,888,683   --        60,848,359
   Japan                         33,923,086    662,252,253   --       696,175,339
   Netherlands                   16,303,795     76,405,867   --        92,709,662
   New Zealand                           --      4,153,310   --         4,153,310
   Norway                           831,015     21,632,369   --        22,463,384
   Portugal                              --      4,874,526   --         4,874,526
   Singapore                             --     38,501,682   --        38,501,682
   Spain                         13,228,979     79,845,158   --        93,074,137
   Sweden                                --     90,298,974   --        90,298,974
   Switzerland                   16,720,969    247,755,240   --       264,476,209
   United Kingdom               176,419,694    406,145,172   --       582,564,866
Preferred Stocks
   Germany                               --     14,557,698   --        14,557,698
Securities Lending Collateral            --    300,949,208   --       300,949,208
Futures Contracts**                 742,253             --   --           742,253
                               ------------ --------------   --    --------------
TOTAL                          $598,758,564 $2,937,122,883   --    $3,535,881,447
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
COMMON STOCKS -- (90.2%)

AUSTRALIA -- (5.7%)
    Acrux, Ltd.                                                  183,394 $    85,702        0.0%
    Adacel Technologies, Ltd.                                      9,349      17,003        0.0%
#   Adelaide Brighton, Ltd.                                    1,271,892   4,975,559        0.1%
*   AED Oil, Ltd.                                                237,059          --        0.0%
    AGL Energy, Ltd.                                             293,238   4,061,755        0.0%
#   Ainsworth Game Technology, Ltd.                              240,349     424,592        0.0%
*   Alkane Resources, Ltd.                                        65,640      10,433        0.0%
#   ALS, Ltd.                                                  1,386,098   4,891,315        0.0%
#   Altium, Ltd.                                                 122,300     569,203        0.0%
#   Alumina, Ltd.                                              5,640,749   6,369,599        0.1%
    Alumina, Ltd. Sponsored ADR                                  453,627   2,027,713        0.0%
    AMA Group, Ltd.                                              184,987     131,770        0.0%
    Amcor, Ltd.                                                  574,332   6,696,071        0.1%
#   Amcor, Ltd. Sponsored ADR                                     29,714   1,385,861        0.0%
    AMP, Ltd.                                                  4,361,041  19,378,305        0.1%
    Ansell, Ltd.                                                 364,636   5,503,536        0.1%
#   AP Eagers, Ltd.                                               58,625     479,856        0.0%
    APA Group                                                  1,179,799   7,814,267        0.1%
#*  APN News & Media, Ltd.                                     5,335,644   2,492,639        0.0%
#   APN Outdoor Group, Ltd.                                       72,975     348,790        0.0%
#   ARB Corp., Ltd.                                              108,827   1,328,094        0.0%
    Ardent Leisure Group                                         609,208   1,000,192        0.0%
    Aristocrat Leisure, Ltd.                                     615,636   4,653,983        0.0%
#*  Arrium, Ltd.                                              16,558,707     276,989        0.0%
#   Asaleo Care, Ltd.                                            333,552     496,921        0.0%
    Asciano, Ltd.                                              1,890,811  12,675,820        0.1%
*   ASG Group, Ltd.                                              610,416     509,784        0.0%
#   ASX, Ltd.                                                    268,987   8,903,919        0.1%
*   Atlantic, Ltd.                                                34,067          78        0.0%
*   Atlas Iron, Ltd.                                           2,011,431      35,037        0.0%
#   AUB Group, Ltd.                                               90,204     596,069        0.0%
    Aurizon Holdings, Ltd.                                     1,904,118   6,151,821        0.1%
*   Ausdrill, Ltd.                                             1,429,709     508,994        0.0%
*   Ausenco, Ltd.                                                139,328      27,192        0.0%
#   AusNet Services                                            2,107,701   2,451,960        0.0%
    Austal, Ltd.                                                 348,623     410,649        0.0%
    Australia & New Zealand Banking Group, Ltd.                1,813,928  33,249,160        0.2%
#*  Australian Agricultural Co., Ltd.                          1,276,494   1,387,333        0.0%
    Australian Pharmaceutical Industries, Ltd.                   990,967   1,472,039        0.0%
*   Australian Vintage, Ltd.                                      57,135      24,750        0.0%
    Auswide Bank, Ltd.                                            24,392      95,518        0.0%
    Automotive Holdings Group, Ltd.                              927,761   2,753,644        0.0%
    Aveo Group                                                   689,490   1,785,264        0.0%
    AVJennings, Ltd.                                             200,265      81,440        0.0%
*   AWE, Ltd.                                                  3,068,174   1,600,910        0.0%
#   Bank of Queensland, Ltd.                                   1,048,741   8,917,989        0.1%
    Beach Energy, Ltd.                                         7,661,327   4,254,762        0.0%
#   Beadell Resources, Ltd.                                    1,223,528     291,705        0.0%
#   Bega Cheese, Ltd.                                            163,583     762,151        0.0%
#   Bellamy's Australia, Ltd.                                     71,345     544,184        0.0%
#   Bendigo & Adelaide Bank, Ltd.                              1,212,890   8,538,472        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRALIA -- (Continued)
    BHP Billiton, Ltd.                                        2,349,520 $36,692,310        0.3%
#   BHP Billiton, Ltd. Sponsored ADR                            623,528  19,541,367        0.1%
    BigAir Group, Ltd.                                           58,004      25,740        0.0%
#*  Billabong International, Ltd.                               322,756     333,346        0.0%
#   Blackmores, Ltd.                                             15,743   1,917,206        0.0%
    Blue Sky Alternative Investments, Ltd.                        2,798      14,844        0.0%
    BlueScope Steel, Ltd.                                     1,950,558   9,523,297        0.1%
*   Boart Longyear, Ltd.                                        770,525      54,836        0.0%
*   Boom Logistics, Ltd.                                        320,214      16,276        0.0%
    Boral, Ltd.                                               2,225,851  10,833,519        0.1%
#*  Bradken, Ltd.                                             1,085,978     746,788        0.0%
    Brambles, Ltd.                                              832,964   7,867,506        0.1%
    Breville Group, Ltd.                                        151,440     942,504        0.0%
    Brickworks, Ltd.                                            103,030   1,196,678        0.0%
*   Broadspectrum, Ltd.                                       1,901,153   2,121,984        0.0%
    BT Investment Management, Ltd.                              147,663   1,103,183        0.0%
    Burson Group, Ltd.                                          105,986     399,740        0.0%
#   Cabcharge Australia, Ltd.                                   342,632     834,442        0.0%
    Caltex Australia, Ltd.                                      201,033   4,933,985        0.0%
    Capilano Honey, Ltd.                                          2,327      39,807        0.0%
#   Cardno, Ltd.                                                198,466     166,779        0.0%
*   Carnarvon Petroleum, Ltd.                                   856,412      57,663        0.0%
#   carsales.com, Ltd.                                          398,873   3,552,820        0.0%
#   Cash Converters International, Ltd.                       1,076,678     400,038        0.0%
    Cedar Woods Properties, Ltd.                                 31,283     101,135        0.0%
    Challenger, Ltd.                                          1,942,715  13,141,284        0.1%
*   ChemGenex Pharmaceuticals, Ltd.                               6,842          --        0.0%
    CIMIC Group, Ltd.                                           137,887   3,729,292        0.0%
    Cleanaway Waste Management, Ltd.                          6,112,743   3,650,303        0.0%
*   Coal of Africa, Ltd.                                        400,214      11,341        0.0%
    Coca-Cola Amatil, Ltd.                                      558,637   3,639,508        0.0%
    Cochlear, Ltd.                                               64,556   5,280,440        0.1%
    Codan, Ltd.                                                  44,929      34,181        0.0%
#   Collection House, Ltd.                                       33,330      29,321        0.0%
#   Collins Foods, Ltd.                                         247,860     756,009        0.0%
#   Commonwealth Bank of Australia                              536,081  29,927,799        0.2%
*   Compass Resources, Ltd.                                      18,720          --        0.0%
    Computershare, Ltd.                                         460,334   3,523,802        0.0%
#   Corporate Travel Management, Ltd.                            38,887     419,301        0.0%
    Coventry Group, Ltd.                                         13,156      11,017        0.0%
#   Cover-More Group, Ltd.                                      188,175     199,095        0.0%
    Credit Corp. Group, Ltd.                                     82,909     635,408        0.0%
    Crown Resorts, Ltd.                                         194,289   1,733,860        0.0%
#   CSG, Ltd.                                                   476,139     503,978        0.0%
    CSL, Ltd.                                                   245,077  19,529,758        0.1%
    CSR, Ltd.                                                 1,622,464   4,189,119        0.0%
*   Cue Energy Resources, Ltd.                                  278,592      13,512        0.0%
    Data#3, Ltd.                                                 39,367      30,500        0.0%
    Decmil Group, Ltd.                                          434,979     252,401        0.0%
*   Devine, Ltd.                                                109,847      50,012        0.0%
#*  Dick Smith Holdings, Ltd.                                   301,078          --        0.0%
    Domino's Pizza Enterprises, Ltd.                            102,174   4,785,473        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRALIA -- (Continued)
*   Donaco International, Ltd.                                  150,945 $    51,485        0.0%
    Downer EDI, Ltd.                                          1,638,823   4,601,023        0.0%
#   DUET Group                                                3,109,572   5,312,782        0.1%
    DuluxGroup, Ltd.                                            701,235   3,396,206        0.0%
    DWS, Ltd.                                                    74,524      67,442        0.0%
#*  Elders, Ltd.                                                 97,423     251,866        0.0%
*   Emeco Holdings, Ltd.                                      1,092,630      24,833        0.0%
#*  Energy Resources of Australia, Ltd.                         464,072     121,547        0.0%
#*  Energy World Corp., Ltd.                                  1,196,466     171,907        0.0%
    EQT Holdings, Ltd.                                           10,998     126,764        0.0%
    ERM Power, Ltd.                                             230,362     250,076        0.0%
*   Eservglobal, Ltd.                                            76,359       5,776        0.0%
    Estia Health, Ltd.                                           55,584     243,132        0.0%
    Euroz, Ltd.                                                  69,509      40,602        0.0%
    Event Hospitality and Entertainment, Ltd.                   225,695   2,570,736        0.0%
    Evolution Mining, Ltd.                                    2,583,484   3,902,821        0.0%
    Fairfax Media, Ltd.                                       8,450,526   5,079,257        0.1%
    Fantastic Holdings, Ltd.                                        975       1,428        0.0%
*   FAR, Ltd.                                                 2,389,955     150,259        0.0%
    Finbar Group, Ltd.                                            2,330       1,513        0.0%
#*  Fleetwood Corp., Ltd.                                       162,977     209,330        0.0%
#   FlexiGroup, Ltd.                                            301,046     544,197        0.0%
#   Flight Centre Travel Group, Ltd.                             75,909   2,260,231        0.0%
#   Fortescue Metals Group, Ltd.                              4,273,957  10,984,044        0.1%
#   G8 Education, Ltd.                                          626,402   1,864,562        0.0%
#   GBST Holdings, Ltd.                                          33,776     121,768        0.0%
#   GrainCorp, Ltd. Class A                                     622,092   3,856,147        0.0%
    Grange Resources, Ltd.                                      460,396      33,175        0.0%
#   Greencross, Ltd.                                            182,297     981,050        0.0%
#   GUD Holdings, Ltd.                                          291,652   1,883,365        0.0%
    GWA Group, Ltd.                                             546,111     954,172        0.0%
    Hansen Technologies, Ltd.                                   101,674     261,459        0.0%
#   Harvey Norman Holdings, Ltd.                              1,271,534   4,306,095        0.0%
    Healthscope, Ltd.                                         1,704,291   3,509,978        0.0%
    HFA Holdings, Ltd.                                          324,221     562,521        0.0%
    Hills, Ltd.                                                 406,853      67,891        0.0%
*   Horizon Oil, Ltd.                                         1,463,538      78,626        0.0%
    Iluka Resources, Ltd.                                       792,791   3,847,734        0.0%
*   Imdex, Ltd.                                                 336,336      52,403        0.0%
#   IMF Bentham, Ltd.                                           372,606     378,684        0.0%
#   Incitec Pivot, Ltd.                                       3,932,934   9,557,541        0.1%
#   Independence Group NL                                     1,139,384   2,632,642        0.0%
*   Infigen Energy                                              915,990     500,295        0.0%
    Infomedia, Ltd.                                             550,632     246,260        0.0%
    Insurance Australia Group, Ltd.                           3,305,300  14,403,337        0.1%
    Integrated Research, Ltd.                                    80,195     133,298        0.0%
#   InvoCare, Ltd.                                              204,169   1,895,455        0.0%
#   IOOF Holdings, Ltd.                                         516,820   3,495,185        0.0%
#   IRESS, Ltd.                                                 210,538   1,854,020        0.0%
#   iSelect, Ltd.                                               200,109     173,753        0.0%
#   iSentia Group, Ltd.                                         148,470     407,973        0.0%
    James Hardie Industries P.L.C.                              430,489   6,021,660        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRALIA -- (Continued)
    James Hardie Industries P.L.C. Sponsored ADR                 39,415 $   552,598        0.0%
#   JB Hi-Fi, Ltd.                                              190,312   3,166,077        0.0%
#*  Karoon Gas Australia, Ltd.                                  156,078     171,309        0.0%
#*  Kingsgate Consolidated, Ltd.                              1,181,152     410,678        0.0%
*   Kingsrose Mining, Ltd.                                       76,233      11,839        0.0%
*   Lednium, Ltd.                                                21,998          --        0.0%
    LendLease Group                                             575,386   5,526,968        0.1%
*   Lucapa Diamond Co., Ltd.                                     50,238      14,583        0.0%
*   Lynas Corp., Ltd.                                         4,741,434     267,974        0.0%
#   MACA, Ltd.                                                  213,932     179,430        0.0%
*   Macmahon Holdings, Ltd.                                   5,960,594     474,565        0.0%
    Macquarie Atlas Roads Group                                 801,614   2,954,485        0.0%
    Macquarie Group, Ltd.                                       577,968  27,687,523        0.2%
    Magellan Financial Group, Ltd.                              180,832   2,933,413        0.0%
#   Mantra Group, Ltd.                                          119,383     334,167        0.0%
    MaxiTRANS Industries, Ltd.                                  182,505      71,886        0.0%
#*  Mayne Pharma Group, Ltd.                                    619,760     653,950        0.0%
#   McMillan Shakespeare, Ltd.                                  105,075     976,556        0.0%
#   McPherson's, Ltd.                                            69,593      46,477        0.0%
    Medibank Pvt, Ltd.                                        2,587,315   6,157,517        0.1%
*   Medusa Mining, Ltd.                                       1,228,341     702,590        0.0%
#   Melbourne IT, Ltd.                                          219,351     324,544        0.0%
#*  Mesoblast, Ltd.                                             113,219     187,482        0.0%
    Metals X, Ltd.                                              459,504     359,370        0.0%
#*  Metcash, Ltd.                                             3,015,100   4,014,022        0.0%
*   Mincor Resources NL                                         393,519      62,579        0.0%
*   Mineral Deposits, Ltd.                                      137,059      31,059        0.0%
#   Mineral Resources, Ltd.                                     568,459   3,182,415        0.0%
#   MMA Offshore, Ltd.                                        2,337,637     833,341        0.0%
#   Monadelphous Group, Ltd.                                    313,260   1,803,862        0.0%
    Mortgage Choice, Ltd.                                       225,469     289,816        0.0%
#*  Mount Gibson Iron, Ltd.                                   4,095,268     671,209        0.0%
#   Myer Holdings, Ltd.                                       2,834,874   2,219,075        0.0%
    MyState, Ltd.                                                23,605      72,195        0.0%
    National Australia Bank, Ltd.                             1,764,921  36,209,165        0.2%
#   Navitas, Ltd.                                               361,295   1,399,514        0.0%
*   Nearmap, Ltd.                                               355,890     138,938        0.0%
*   NetComm Wireless, Ltd.                                       72,138     160,256        0.0%
    New Hope Corp., Ltd.                                        561,291     612,966        0.0%
*   Newcrest Mining, Ltd.                                       948,322  13,828,070        0.1%
#*  NEXTDC, Ltd.                                                146,897     320,242        0.0%
    nib holdings, Ltd.                                          658,889   2,278,559        0.0%
    Nick Scali, Ltd.                                             25,854      80,091        0.0%
#   Nine Entertainment Co. Holdings, Ltd.                     1,202,602   1,028,018        0.0%
    Northern Star Resources, Ltd.                             1,310,143   3,896,752        0.0%
*   NRW Holdings, Ltd.                                          618,693     108,219        0.0%
    Nufarm, Ltd.                                                521,230   2,768,233        0.0%
    Oil Search, Ltd.                                          1,180,366   6,257,979        0.1%
    Orica, Ltd.                                               1,106,242  12,782,153        0.1%
    Origin Energy, Ltd.                                       1,780,568   7,317,247        0.1%
*   Orocobre, Ltd.                                               40,831     102,737        0.0%
    Orora, Ltd.                                               2,491,245   4,965,724        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRALIA -- (Continued)
    OrotonGroup, Ltd.                                            19,916 $    41,573        0.0%
    OZ Minerals, Ltd.                                         1,133,734   5,033,347        0.1%
#   OzForex Group, Ltd.                                         210,182     343,610        0.0%
    Pacific Brands, Ltd.                                      4,020,330   3,474,452        0.0%
#   Pacific Current Group, Ltd.                                  26,096      88,230        0.0%
    Pact Group Holdings, Ltd.                                    73,061     286,184        0.0%
#*  Paladin Energy, Ltd.                                      9,039,254   1,807,804        0.0%
    Panoramic Resources, Ltd.                                 1,633,779     160,837        0.0%
    Patties Foods, Ltd.                                           5,122       4,682        0.0%
    Peet, Ltd.                                                  425,786     305,794        0.0%
#   Perpetual, Ltd.                                              67,746   2,190,192        0.0%
#*  Perseus Mining, Ltd.                                      1,266,651     557,427        0.0%
*   Pharmaxis, Ltd.                                              50,400       9,926        0.0%
    Platinum Asset Management, Ltd.                             356,719   1,635,597        0.0%
    PMP, Ltd.                                                 1,827,334     770,891        0.0%
*   Praemium, Ltd.                                               45,331      11,530        0.0%
    Premier Investments, Ltd.                                   284,400   3,417,824        0.0%
#   Primary Health Care, Ltd.                                 1,718,688   4,512,485        0.0%
*   Prime AET&D Holdings No.1, Ltd.                                  26          --        0.0%
    Prime Media Group, Ltd.                                     505,830     114,835        0.0%
    Programmed Maintenance Services, Ltd.                       567,276     629,622        0.0%
    Prophecy International Holdings, Ltd.                        22,165      26,362        0.0%
    Qantas Airways, Ltd.                                      3,028,350   7,383,819        0.1%
    QBE Insurance Group, Ltd.                                 1,149,113   9,671,660        0.1%
#   Qube Holdings, Ltd.                                       2,010,726   3,788,835        0.0%
*   Ramelius Resources, Ltd.                                    751,560     240,012        0.0%
    Ramsay Health Care, Ltd.                                     71,244   3,503,483        0.0%
#   RCG Corp., Ltd.                                              43,672      45,361        0.0%
    RCR Tomlinson, Ltd.                                         305,179     303,790        0.0%
#   REA Group, Ltd.                                              58,809   2,262,658        0.0%
    Recall Holdings, Ltd.                                        70,681     456,809        0.0%
#   Reckon, Ltd.                                                 67,641      71,765        0.0%
    Reece, Ltd.                                                  13,585     372,205        0.0%
*   Regional Express Holdings, Ltd.                              17,416       8,735        0.0%
    Regis Healthcare, Ltd.                                       77,701     299,999        0.0%
    Regis Resources, Ltd.                                       965,032   2,146,290        0.0%
    Reject Shop, Ltd. (The)                                      95,056     895,153        0.0%
#*  Resolute Mining, Ltd.                                     2,175,186   1,634,988        0.0%
#   Retail Food Group, Ltd.                                     193,463     805,555        0.0%
    Ridley Corp., Ltd.                                          655,188     661,218        0.0%
    Rio Tinto, Ltd.                                             525,439  20,501,830        0.1%
*   RiverCity Motorway Group                                    133,238          --        0.0%
    SAI Global, Ltd.                                            789,011   2,179,966        0.0%
*   Salmat, Ltd.                                                 68,805      29,201        0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                          6,430       4,874        0.0%
    Sandfire Resources NL                                       516,924   2,311,260        0.0%
    Santos, Ltd.                                              2,881,624  10,381,040        0.1%
*   Saracen Mineral Holdings, Ltd.                            2,305,307   1,875,735        0.0%
    SeaLink Travel Group, Ltd.                                   18,199      64,220        0.0%
#   Seek, Ltd.                                                  430,711   5,330,004        0.1%
#   Select Harvests, Ltd.                                       106,442     405,270        0.0%
#*  Senex Energy, Ltd.                                        2,489,791     523,955        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRALIA -- (Continued)
    Servcorp, Ltd.                                               59,424 $   323,039        0.0%
    Service Stream, Ltd.                                        413,912     250,534        0.0%
#   Seven Group Holdings, Ltd.                                  305,587   1,350,880        0.0%
    Seven West Media, Ltd.                                    6,104,888   4,884,151        0.0%
    SG Fleet Group, Ltd.                                         36,004      94,031        0.0%
    Sigma Pharmaceuticals, Ltd.                               3,137,917   2,610,992        0.0%
#*  Silex Systems, Ltd.                                          70,513      19,800        0.0%
    Silver Chef, Ltd.                                             4,064      30,448        0.0%
*   Silver Lake Resources, Ltd.                               1,017,821     289,272        0.0%
#   Sims Metal Management, Ltd.                                 634,981   4,540,978        0.0%
    Sims Metal Management, Ltd. Sponsored ADR                     3,500      24,815        0.0%
*   Sino Strategic International, Ltd.                            9,056          --        0.0%
    Sirtex Medical, Ltd.                                        112,736   2,535,947        0.0%
#   Slater & Gordon, Ltd.                                       593,413     131,806        0.0%
    SMS Management & Technology, Ltd.                           219,206     314,034        0.0%
    Sonic Healthcare, Ltd.                                      363,847   5,339,242        0.1%
*   South32, Ltd.                                             2,588,564   3,237,356        0.0%
#*  South32, Ltd. ADR                                           476,677   2,960,164        0.0%
    Southern Cross Media Group, Ltd.                          2,841,609   2,320,911        0.0%
    Spark Infrastructure Group                                3,047,068   4,777,294        0.0%
*   Specialty Fashion Group, Ltd.                                67,582      33,149        0.0%
    Spotless Group Holdings, Ltd.                               141,898     139,073        0.0%
*   St Barbara, Ltd.                                            897,655   1,597,327        0.0%
    Star Entertainment Grp, Ltd. (The)                        2,580,813  11,020,001        0.1%
#   Steadfast Group, Ltd.                                       157,872     224,476        0.0%
#   STW Communications Group, Ltd.                            1,068,531     865,772        0.0%
    Suncorp Group, Ltd.                                       1,325,197  12,533,942        0.1%
*   Sundance Energy Australia, Ltd.                             964,897     137,724        0.0%
    Sunland Group, Ltd.                                         359,305     415,367        0.0%
#   Super Retail Group, Ltd.                                    427,976   2,737,531        0.0%
#   Sydney Airport                                              487,767   2,514,958        0.0%
    Tabcorp Holdings, Ltd.                                    2,136,839   7,167,348        0.1%
    Tassal Group, Ltd.                                          435,076   1,285,423        0.0%
    Tatts Group, Ltd.                                         3,410,422   9,718,447        0.1%
    Technology One, Ltd.                                        425,202   1,569,616        0.0%
    Telstra Corp., Ltd.                                         808,475   3,282,699        0.0%
    Telstra Corp., Ltd. ADR                                      35,561     722,600        0.0%
#*  Ten Network Holdings, Ltd.                                  655,188     471,035        0.0%
#   TFS Corp., Ltd.                                             520,140     615,689        0.0%
    Thorn Group, Ltd.                                           214,378     226,591        0.0%
*   Tiger Resources, Ltd.                                     1,677,917      60,925        0.0%
    Tox Free Solutions, Ltd.                                    384,033     843,437        0.0%
    TPG Telecom, Ltd.                                           427,662   3,466,228        0.0%
    Transurban Group                                            840,917   7,378,849        0.1%
    Treasury Wine Estates, Ltd.                               1,968,261  13,859,016        0.1%
#*  Troy Resources, Ltd.                                        976,959     477,203        0.0%
#*  UGL, Ltd.                                                   844,643   2,021,089        0.0%
    Villa World, Ltd.                                            19,840      32,092        0.0%
    Village Roadshow, Ltd.                                      227,445     905,183        0.0%
*   Virgin Australia Holdings, Ltd.()                         3,195,173          --        0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  2,917,454     774,226        0.0%
    Virtus Health, Ltd.                                         223,985   1,147,008        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
AUSTRALIA -- (Continued)
    Vita Group, Ltd.                                             59,900 $    160,395        0.0%
#   Vocus Communications, Ltd.                                  908,972    5,936,578        0.1%
    Washington H Soul Pattinson & Co., Ltd.                      59,866      738,693        0.0%
    Watpac, Ltd.                                                439,742      272,368        0.0%
    Webjet, Ltd.                                                110,539      506,325        0.0%
    Wesfarmers, Ltd.                                            538,392   17,433,490        0.1%
#   Western Areas, Ltd.                                         573,030    1,080,309        0.0%
#   Westpac Banking Corp.                                     1,801,605   42,290,042        0.3%
#   Westpac Banking Corp. Sponsored ADR                         254,261    6,000,560        0.1%
#*  Whitehaven Coal, Ltd.                                     1,658,065      962,711        0.0%
    Woodside Petroleum, Ltd.                                  1,409,032   30,167,370        0.2%
    Woolworths, Ltd.                                            628,507   10,517,406        0.1%
#   WorleyParsons, Ltd.                                         515,941    2,711,369        0.0%
                                                                        ------------        ---
TOTAL AUSTRALIA                                                          985,636,250        6.3%
                                                                        ------------        ---
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                        3,302      322,212        0.0%
#   AMAG Austria Metall AG                                        1,146       42,111        0.0%
    Andritz AG                                                  118,400    6,646,048        0.1%
    Atrium European Real Estate, Ltd.                           193,103      818,173        0.0%
    Austria Technologie & Systemtechnik AG                       74,757    1,035,413        0.0%
    BUWOG AG                                                    131,791    2,774,387        0.0%
    CA Immobilien Anlagen AG                                    144,118    2,752,912        0.0%
*   Conwert Immobilien Invest SE                                188,966    2,990,395        0.0%
    DO & CO AG                                                    8,924    1,011,627        0.0%
*   Erste Group Bank AG                                         352,288   10,141,039        0.1%
    EVN AG                                                       57,068      684,714        0.0%
*   FACC AG                                                       1,629        9,314        0.0%
*   IMMOFINANZ AG                                               818,356    1,930,474        0.0%
    Kapsch TrafficCom AG                                         13,573      466,805        0.0%
    Lenzing AG                                                   24,829    1,921,667        0.0%
#   Mayr Melnhof Karton AG                                       15,708    1,848,416        0.0%
    Oberbank AG                                                   2,570      164,461        0.0%
    Oesterreichische Post AG                                     59,055    2,307,826        0.0%
    OMV AG                                                      518,176   15,591,937        0.1%
    Palfinger AG                                                 10,977      336,492        0.0%
    POLYTEC Holding AG                                           22,707      208,628        0.0%
    Porr Ag                                                       6,575      208,151        0.0%
*   Raiffeisen Bank International AG                            390,914    6,257,490        0.1%
#   RHI AG                                                       52,314    1,125,984        0.0%
#   Rosenbauer International AG                                   2,024      138,265        0.0%
    S IMMO AG                                                   127,299    1,249,448        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                    15,903    1,073,030        0.0%
#   Semperit AG Holding                                          28,571    1,026,570        0.0%
    SHS Flughafen Wien AG                                        10,697    1,224,860        0.0%
    Strabag SE                                                   51,083    1,605,810        0.0%
    Telekom Austria AG                                          178,355    1,119,213        0.0%
    Telekom Austria AG ADR                                        4,200       52,899        0.0%
    UBM Development AG                                               80        3,242        0.0%
    UNIQA Insurance Group AG                                    108,649      785,469        0.0%
#   Verbund AG                                                   79,031    1,104,003        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe         42,467      958,152        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
AUSTRIA -- (Continued)
    Voestalpine AG                                              197,717 $ 7,134,591        0.1%
    Wienerberger AG                                             277,019   5,471,591        0.0%
    Wolford AG                                                    1,281      35,639        0.0%
#   Zumtobel Group AG                                            54,569     710,186        0.0%
                                                                        -----------        ---
TOTAL AUSTRIA                                                            85,289,644        0.5%
                                                                        -----------        ---
BELGIUM -- (1.5%)
#*  Ablynx NV                                                    34,801     527,001        0.0%
    Ackermans & van Haaren NV                                    66,166   8,625,145        0.1%
    Ageas                                                       464,747  18,263,043        0.1%
*   AGFA-Gevaert NV                                             718,151   2,855,591        0.0%
    Anheuser-Busch InBev NV                                     393,517  48,817,308        0.3%
    Anheuser-Busch InBev NV Sponsored ADR                       117,519  14,593,509        0.1%
    Atenor Group SA                                                  43       2,216        0.0%
    Banque Nationale de Belgique                                    319   1,095,568        0.0%
    Barco NV                                                     34,880   2,435,502        0.0%
    Bekaert SA                                                  131,758   5,802,516        0.1%
    bpost SA                                                    117,896   3,329,336        0.0%
*   Celyad SA                                                    11,551     537,560        0.0%
*   Celyad SA Sponsored ADR                                         500      25,750        0.0%
    Cie d'Entreprises CFE                                        25,769   2,561,266        0.0%
    Cie Immobiliere de Belgique SA                                2,784     146,866        0.0%
    Colruyt SA                                                  209,701  12,091,712        0.1%
    D'ieteren SA                                                 89,265   3,959,635        0.0%
    Deceuninck NV                                               181,858     467,092        0.0%
    Delhaize Group                                              207,793  21,835,848        0.2%
    Delhaize Group Sponsored ADR                                244,438   6,399,387        0.1%
    Econocom Group SA                                           211,330   2,281,072        0.0%
    Elia System Operator SA                                      50,213   2,597,775        0.0%
    Euronav NV                                                  221,239   2,436,752        0.0%
    EVS Broadcast Equipment SA                                   16,492     559,268        0.0%
#   Exmar NV                                                     90,343     776,303        0.0%
#   Fagron                                                       47,922     350,392        0.0%
*   Galapagos NV                                                 94,015   4,274,277        0.0%
    Gimv NV                                                       1,117      62,072        0.0%
    Ion Beam Applications                                        32,395   1,336,328        0.0%
    Jensen-Group NV                                               2,121      65,552        0.0%
    KBC Groep NV                                                201,722  11,349,287        0.1%
    Kinepolis Group NV                                           55,209   2,435,812        0.0%
    Lotus Bakeries                                                  150     289,859        0.0%
#*  MDxHealth                                                    28,408     120,595        0.0%
    Melexis NV                                                   35,117   1,943,509        0.0%
*   Mobistar SA                                                 121,136   2,651,290        0.0%
#*  Nyrstar NV                                                3,322,419   2,629,741        0.0%
    Ontex Group NV                                               81,370   2,495,965        0.0%
#   Picanol                                                       1,933     128,788        0.0%
    Proximus SADP                                               370,331  12,481,562        0.1%
    RealDolmen                                                    1,807      36,846        0.0%
    Recticel SA                                                 140,940     919,986        0.0%
    Resilux                                                       1,647     264,071        0.0%
*   Roularta Media Group NV                                       5,234     148,760        0.0%
    Sioen Industries NV                                          29,731     612,907        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
BELGIUM -- (Continued)
    Sipef SA                                                     10,503 $    598,097        0.0%
    Solvay SA                                                   157,331   15,939,308        0.1%
*   Telenet Group Holding NV                                     72,548    3,611,545        0.0%
*   Tessenderlo Chemie NV                                        93,602    3,221,479        0.0%
*   ThromboGenics NV                                             14,645       54,954        0.0%
#   UCB SA                                                       92,198    6,915,694        0.1%
#   Umicore SA                                                  296,715   14,811,881        0.1%
    Van de Velde NV                                              17,931    1,258,721        0.0%
*   Viohalco SA                                                 172,079      217,805        0.0%
                                                                        ------------        ---
TOTAL BELGIUM                                                            254,250,104        1.6%
                                                                        ------------        ---
CANADA -- (7.8%)
#*  5N Plus, Inc.                                               163,492      264,516        0.0%
#   Absolute Software Corp.                                      94,363      509,908        0.0%
    Acadian Timber Corp.                                         23,984      339,297        0.0%
*   Advantage Oil & Gas, Ltd.                                   728,878    4,176,801        0.0%
    Aecon Group, Inc.                                           235,523    3,140,432        0.0%
*   Africa Oil Corp.                                                600        1,047        0.0%
#   Ag Growth International, Inc.                                28,837      851,297        0.0%
#   AGF Management, Ltd. Class B                                423,763    1,756,251        0.0%
    Agnico Eagle Mines, Ltd.(2009823)                           143,413    6,779,174        0.1%
#   Agnico Eagle Mines, Ltd.(008474108)                          47,651    2,249,604        0.0%
    Agrium, Inc.(2213538)                                        87,992    7,582,446        0.1%
    Agrium, Inc.(008916108)                                     115,500    9,946,860        0.1%
    AGT Food & Ingredients, Inc.                                 58,351    1,886,281        0.0%
    Aimia, Inc.                                                 291,001    1,985,310        0.0%
*   Air Canada                                                  134,680    1,001,486        0.0%
    AirBoss of America Corp.                                     16,400      209,134        0.0%
    AKITA Drilling, Ltd. Class A                                 11,400       72,687        0.0%
*   Alacer Gold Corp.                                           967,156    2,620,810        0.0%
*   Alamos Gold, Inc. Class A(011532108)                        205,990    1,483,128        0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                          627,013    4,522,573        0.0%
#   Alaris Royalty Corp.                                        134,078    3,206,887        0.0%
    Algoma Central Corp.                                         11,860      117,210        0.0%
    Algonquin Power & Utilities Corp.                           451,713    3,945,783        0.0%
    Alimentation Couche-Tard, Inc. Class B                      225,059    9,865,502        0.1%
#   AltaGas, Ltd.                                               242,722    5,900,232        0.1%
*   Alterra Power Corp.                                         170,495       62,507        0.0%
#   Altius Minerals Corp.                                        69,500      621,495        0.0%
    Altus Group, Ltd.                                            74,297    1,309,243        0.0%
#*  Amaya, Inc.(BT8J595)                                         31,700      429,758        0.0%
*   Amaya, Inc.(02314M108)                                        9,318      127,936        0.0%
    Andrew Peller, Ltd. Class A                                   2,000       45,174        0.0%
#   ARC Resources, Ltd.                                         530,091    8,943,992        0.1%
*   Argonaut Gold, Inc.                                         939,142    2,200,588        0.0%
*   Asanko Gold, Inc.                                           224,834      727,525        0.0%
    Atco, Ltd. Class I                                           80,968    2,644,512        0.0%
#*  Athabasca Oil Corp.                                       1,117,565    1,193,542        0.0%
*   ATS Automation Tooling Systems, Inc.                        137,149    1,269,068        0.0%
*   AuRico Metals, Inc.(05157J108)                               90,574       65,204        0.0%
*   AuRico Metals, Inc.(BYR52G5)                                256,846      184,237        0.0%
#   AutoCanada, Inc.                                             63,673    1,041,848        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
#*  Avigilon Corp.                                              100,542 $ 1,291,733        0.0%
    Axia NetMedia Corp.                                          50,400     169,513        0.0%
#*  B2Gold Corp.                                              3,412,855   7,588,959        0.1%
#   Badger Daylighting, Ltd.                                     95,906   1,786,342        0.0%
#*  Ballard Power Systems, Inc.                                 134,819     215,977        0.0%
#   Bank of Montreal(2076009)                                   285,012  18,567,690        0.1%
    Bank of Montreal(063671101)                                  15,094     983,525        0.0%
    Bank of Nova Scotia (The)(064149107)                        287,661  15,087,819        0.1%
#   Bank of Nova Scotia (The)(2076281)                          262,275  13,754,438        0.1%
*   Bankers Petroleum, Ltd.                                     926,078   1,402,366        0.0%
#*  Banro Corp.                                                  36,100      13,379        0.0%
    Barrick Gold Corp.(067901108)                             1,218,157  23,595,701        0.2%
    Barrick Gold Corp.(2024644)                                 292,802   5,668,415        0.1%
#   Baytex Energy Corp.(B4VGVM3)                                578,479   2,959,939        0.0%
#   Baytex Energy Corp.(07317Q105)                              112,294     572,699        0.0%
    BCE, Inc.(B188TH2)                                           65,232   3,059,076        0.0%
    BCE, Inc.(05534B760)                                         18,939     888,428        0.0%
#*  Bellatrix Exploration, Ltd.                               1,076,867   1,201,573        0.0%
*   Birch Mountain Resources, Ltd.                                1,200          --        0.0%
*   Birchcliff Energy, Ltd.                                     428,794   1,783,936        0.0%
#   Bird Construction, Inc.                                     151,503   1,404,304        0.0%
#   Black Diamond Group, Ltd.                                   114,643     400,204        0.0%
#*  BlackBerry, Ltd.(09228F103)                               1,125,339   7,944,893        0.1%
*   BlackBerry, Ltd.(BCBHZ31)                                    80,555     568,835        0.0%
#*  BlackPearl Resources, Inc.                                1,759,118   1,345,942        0.0%
    BMTC Group, Inc.                                              1,600      17,840        0.0%
#*  Bombardier, Inc. Class A                                     15,990      28,674        0.0%
#*  Bombardier, Inc. Class B                                    455,370     685,940        0.0%
    Bonavista Energy Corp.                                    1,085,238   2,733,205        0.0%
    Bonterra Energy Corp.                                       127,218   2,743,699        0.0%
    Boralex, Inc. Class A                                        87,965   1,151,881        0.0%
    Brookfield Asset Management, Inc. Class A                   207,097   6,998,416        0.1%
*   BRP, Inc.                                                    66,469   1,056,871        0.0%
    CAE, Inc.(2162760)                                          191,915   2,269,880        0.0%
    CAE, Inc.(124765108)                                         61,113     722,967        0.0%
    Caledonia Mining Corp. P.L.C.                                 8,300       8,864        0.0%
#   Calfrac Well Services, Ltd.                                 346,742     516,783        0.0%
    Calian Group, Ltd.                                            3,277      49,624        0.0%
#   Callidus Capital Corp.                                       26,100     284,984        0.0%
    Cameco Corp.(13321L108)                                     193,224   2,417,232        0.0%
    Cameco Corp.(2166160)                                       171,182   2,141,992        0.0%
    Canaccord Genuity Group, Inc.                               615,119   2,049,252        0.0%
#*  Canacol Energy, Ltd.                                        565,326   1,815,784        0.0%
#   Canadian Energy Services & Technology Corp.                 362,220   1,105,685        0.0%
    Canadian Imperial Bank of Commerce(2170525)                  94,155   7,604,740        0.1%
    Canadian Imperial Bank of Commerce(136069101)               106,602   8,610,244        0.1%
    Canadian National Railway Co.(2180632)                      105,500   6,496,318        0.1%
    Canadian National Railway Co.(136375102)                     80,712   4,968,631        0.0%
    Canadian Natural Resources, Ltd.(136385101)                 722,520  21,690,050        0.2%
    Canadian Natural Resources, Ltd.(2171573)                   482,745  14,497,355        0.1%
    Canadian Pacific Railway, Ltd.(2793115)                      50,372   7,267,748        0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                     1,271     183,342        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
#   Canadian Tire Corp., Ltd. Class A                           110,915 $12,081,576        0.1%
    Canadian Utilities, Ltd. Class A                             63,064   1,813,963        0.0%
#   Canadian Western Bank                                       405,607   8,948,116        0.1%
    Canam Group, Inc.                                           138,772   1,463,261        0.0%
#   Canexus Corp.                                               168,436     200,024        0.0%
*   Canfor Corp.                                                213,839   2,338,305        0.0%
    Canfor Pulp Products, Inc.                                  136,401   1,106,689        0.0%
#   CanWel Building Materials Group, Ltd.                        53,757     215,936        0.0%
    Canyon Services Group, Inc.                                 120,658     469,284        0.0%
    Capital Power Corp.                                         180,669   2,558,770        0.0%
    Capstone Infrastructure Corp.                               426,752   1,663,200        0.0%
#*  Capstone Mining Corp.                                     2,120,114   1,334,893        0.0%
    Cascades, Inc.                                              276,390   1,956,120        0.0%
    CCL Industries, Inc. Class B                                 41,300   7,562,505        0.1%
*   Celestica, Inc.(2263362)                                     29,256     313,615        0.0%
*   Celestica, Inc.(15101Q108)                                  269,227   2,888,806        0.0%
    Cenovus Energy, Inc.(B57FG04)                               132,772   2,104,754        0.0%
    Cenovus Energy, Inc.(15135U109)                             684,322  10,839,660        0.1%
    Centerra Gold, Inc.                                         694,143   3,839,446        0.0%
#*  Cequence Energy, Ltd.                                       872,690     201,706        0.0%
    Cervus Equipment Corp.                                       30,171     281,583        0.0%
*   CGI Group, Inc. Class A(2159740)                            127,986   5,846,941        0.1%
*   CGI Group, Inc. Class A(39945C109)                           60,019   2,742,268        0.0%
#*  China Gold International Resources Corp., Ltd.              406,719     823,357        0.0%
*   Chinook Energy, Inc.                                        102,170      43,972        0.0%
#   CI Financial Corp.                                           96,600   2,138,797        0.0%
    Cineplex, Inc.                                               85,467   3,377,946        0.0%
    Clairvest Group, Inc.                                           516      11,307        0.0%
    Clarke, Inc.                                                  2,300      17,909        0.0%
*   Claude Resources, Inc.                                      480,196     822,843        0.0%
    Clearwater Seafoods, Inc.                                    32,880     363,208        0.0%
#   Cogeco Communications, Inc.                                  81,271   4,049,624        0.0%
    Cogeco, Inc.                                                 25,562   1,045,542        0.0%
*   Colliers International Group, Inc.(194693107)                32,155   1,331,860        0.0%
    Colliers International Group, Inc.(BYL7SB4)                  13,106     542,123        0.0%
#   Computer Modelling Group, Ltd.                              140,880   1,127,309        0.0%
    Constellation Software, Inc.                                 20,424   7,981,752        0.1%
*   Continental Gold, Inc.                                       24,700      54,530        0.0%
#*  Copper Mountain Mining Corp.                                396,715     189,710        0.0%
    Corby Spirit and Wine, Ltd.                                  12,785     191,057        0.0%
*   Corridor Resources, Inc.                                     12,500       4,483        0.0%
#   Corus Entertainment, Inc. Class B                           274,188   2,733,794        0.0%
#   Cott Corp.(22163N106)                                       156,894   2,080,414        0.0%
    Cott Corp.(2228952)                                         183,186   2,427,977        0.0%
    Crescent Point Energy Corp.(B67C8W8)                        185,017   3,117,284        0.0%
    Crescent Point Energy Corp.(22576C101)                      403,108   6,780,274        0.1%
*   Crew Energy, Inc.                                           854,533   3,459,813        0.0%
#*  Delphi Energy Corp.                                         980,403     922,034        0.0%
#*  Denison Mines Corp.                                       2,747,177   1,664,027        0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                 67,229   1,239,345        0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                6,403     117,943        0.0%
*   Detour Gold Corp.                                           606,885  13,016,080        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    DH Corp.                                                    176,557 $ 4,583,137        0.0%
    DHX Media, Ltd.(BRF12P5)                                     98,870     600,454        0.0%
    DHX Media, Ltd.(BRF12N3)                                     25,968     158,329        0.0%
#   DirectCash Payments, Inc.                                    58,753     604,060        0.0%
    Dollarama, Inc.                                              73,924   5,329,692        0.1%
*   Dominion Diamond Corp.(257287102)                           188,974   2,169,421        0.0%
    Dominion Diamond Corp.(B95LX89)                             107,279   1,232,080        0.0%
    Dorel Industries, Inc. Class B                              127,488   2,836,905        0.0%
#*  Dundee Precious Metals, Inc.                                624,567   1,388,812        0.0%
    E-L Financial Corp., Ltd.                                        88      49,868        0.0%
#*  Eastern Platinum, Ltd.                                      266,973     187,245        0.0%
    Echelon Financial Holdings, Inc.                                900      10,114        0.0%
    Eldorado Gold Corp.(284902103)                              214,595     903,445        0.0%
    Eldorado Gold Corp.(2307873)                              1,521,834   6,416,276        0.1%
    Element Financial Corp.                                     207,168   2,324,799        0.0%
#   Emera, Inc.                                                  40,782   1,477,929        0.0%
    Empire Co., Ltd.                                            190,684   3,168,695        0.0%
#   Enbridge Income Fund Holdings, Inc.                         256,918   5,936,122        0.1%
    Enbridge, Inc.(2466149)                                     110,313   4,582,381        0.0%
    Enbridge, Inc.(29250N105)                                    66,923   2,779,981        0.0%
    Encana Corp.(2793193)                                       295,448   2,260,541        0.0%
    Encana Corp.(292505104)                                   1,322,311  10,128,902        0.1%
*   Endeavour Mining Corp.                                      241,973   3,257,294        0.0%
*   Endeavour Silver Corp.                                      377,285   1,566,633        0.0%
#   EnerCare, Inc.                                              265,599   3,365,764        0.0%
    Enerflex, Ltd.                                              207,224   1,988,505        0.0%
#*  Energy Fuels, Inc.                                          101,870     241,137        0.0%
    Enerplus Corp.(292766102)                                   322,250   1,772,375        0.0%
    Enerplus Corp.(B584T89)                                     200,895   1,104,786        0.0%
    Enghouse Systems, Ltd.                                       32,577   1,361,810        0.0%
    Ensign Energy Services, Inc.                                441,229   2,672,623        0.0%
#*  Epsilon Energy, Ltd.                                        134,516     348,431        0.0%
#   Equitable Group, Inc.                                        42,544   2,032,767        0.0%
*   Equity Financial Holdings, Inc.                                 100         717        0.0%
*   Essential Energy Services Trust                             790,850     447,520        0.0%
    Evertz Technologies, Ltd.                                    35,104     475,066        0.0%
*   exactEarth, Ltd.                                             43,341      93,266        0.0%
#   Exchange Income Corp.                                        25,159     577,893        0.0%
    Exco Technologies, Ltd.                                      82,352     882,788        0.0%
#*  EXFO, Inc.                                                      198         847        0.0%
#   Extendicare, Inc.                                           203,197   1,498,025        0.0%
    Fairfax Financial Holdings, Ltd.                             28,814  15,443,863        0.1%
    Fiera Capital Corp.                                          74,031     788,869        0.0%
    Finning International, Inc.                                 561,294   9,975,975        0.1%
    Firm Capital Mortgage Investment Corp.                       35,505     363,624        0.0%
    First Capital Realty, Inc.                                  121,366   1,964,568        0.0%
#*  First Majestic Silver Corp.(2833583)                        292,786   3,117,575        0.0%
#*  First Majestic Silver Corp.(32076V103)                      127,578   1,357,430        0.0%
#   First National Financial Corp.                               15,828     359,527        0.0%
#   First Quantum Minerals, Ltd.                                564,208   4,807,033        0.0%
*   FirstService Corp.(33767E103)                                23,765   1,069,663        0.0%
    FirstService Corp.(BYL7ZF7)                                  13,106     588,919        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CANADA -- (Continued)
#   Fortis, Inc.                                                119,828 $3,801,032        0.0%
#*  Fortress Paper, Ltd. Class A                                 14,264     39,790        0.0%
*   Fortuna Silver Mines, Inc.                                  362,215  2,318,153        0.0%
    Franco-Nevada Corp.                                          30,874  2,166,120        0.0%
*   Fraser Papers, Inc.                                           6,400         --        0.0%
#   Freehold Royalties, Ltd.                                    240,093  2,395,763        0.0%
#   Gamehost, Inc.                                               33,263    296,920        0.0%
*   GBS Gold International, Inc.                                 42,400         --        0.0%
#   Genworth MI Canada, Inc.                                    195,767  5,067,755        0.1%
    George Weston, Ltd.                                          81,255  7,051,123        0.1%
#   Gibson Energy, Inc.                                         314,365  4,672,756        0.0%
    Gildan Activewear, Inc.                                     163,400  5,075,076        0.1%
#   Glacier Media, Inc.                                          22,700     12,664        0.0%
    Gluskin Sheff + Associates, Inc.                             71,805  1,022,107        0.0%
#   GMP Capital, Inc.                                           191,423    776,555        0.0%
#   goeasy, Ltd.                                                    500      7,536        0.0%
    Goldcorp, Inc.(380956409)                                   413,563  8,333,294        0.1%
    Goldcorp, Inc.(2676302)                                     281,396  5,669,635        0.1%
#*  Golden Star Resources, Ltd.                                 423,301    293,514        0.0%
*   Gran Tierra Energy, Inc.(38500T101)                          49,235    145,736        0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         1,490,752  4,396,097        0.0%
    Granite Oil Corp.                                           142,825    876,506        0.0%
*   Great Canadian Gaming Corp.                                 107,560  1,558,493        0.0%
*   Great Panther Silver, Ltd.                                   98,337    208,477        0.0%
    Great-West Lifeco, Inc.                                     114,300  3,363,319        0.0%
*   Hanfeng Evergreen, Inc.                                      42,625         43        0.0%
*   Heroux-Devtek, Inc.                                          58,031    694,688        0.0%
    High Liner Foods, Inc.                                       57,717    784,311        0.0%
    HNZ Group, Inc.                                               6,940     58,078        0.0%
#   Home Capital Group, Inc.                                    210,078  6,293,801        0.1%
#   Horizon North Logistics, Inc.                               381,015    428,175        0.0%
    HudBay Minerals, Inc.(B05BQ98)                               59,151    294,572        0.0%
    HudBay Minerals, Inc.(B05BDX1)                            1,000,536  4,991,915        0.1%
    Hudson's Bay Co.                                            213,411  2,837,089        0.0%
    Husky Energy, Inc.                                          407,060  5,129,209        0.1%
*   IAMGOLD Corp.(450913108)                                    208,317    708,278        0.0%
*   IAMGOLD Corp.(2446646)                                    1,421,456  4,837,505        0.0%
    IGM Financial, Inc.                                          76,008  2,392,856        0.0%
#*  IMAX Corp.                                                   97,375  3,116,000        0.0%
#*  Imperial Metals Corp.                                        86,219    397,870        0.0%
    Imperial Oil, Ltd.(2454241)                                  38,803  1,286,836        0.0%
#   Imperial Oil, Ltd.(453038408)                               210,937  6,956,702        0.1%
*   Indigo Books & Music, Inc.                                    5,523     73,731        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.    253,391  8,421,459        0.1%
    Innergex Renewable Energy, Inc.                             291,886  3,221,982        0.0%
    Intact Financial Corp.                                       91,312  6,757,248        0.1%
#   Inter Pipeline, Ltd.                                        131,048  2,802,278        0.0%
*   Interfor Corp.                                              290,023  2,521,839        0.0%
*   Intertain Group, Ltd. (The)                                 132,200  1,177,968        0.0%
    Intertape Polymer Group, Inc.                               108,984  1,713,760        0.0%
#*  Ithaca Energy, Inc.                                       2,041,344  1,334,105        0.0%
*   Ivanhoe Mines, Ltd. Class A                                 649,000    537,945        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    Jean Coutu Group PJC, Inc. (The) Class A                     99,700 $ 1,516,120        0.0%
    Just Energy Group, Inc.(B693818)                              6,432      40,843        0.0%
#   Just Energy Group, Inc.(B63MCN1)                            242,145   1,541,993        0.0%
#   K-Bro Linen, Inc.                                             9,007     288,221        0.0%
#*  Katanga Mining, Ltd.                                         51,243       6,126        0.0%
#*  Kelt Exploration, Ltd.                                       71,187     274,604        0.0%
    Keyera Corp.                                                135,304   4,357,723        0.0%
    Killam Apartment Real Estate Investment Trust               155,368   1,457,465        0.0%
*   Kingsway Financial Services, Inc.                            15,975      74,865        0.0%
*   Kinross Gold Corp.(496902404)                                52,598     299,809        0.0%
*   Kinross Gold Corp.(B03Z841)                               2,999,237  17,091,372        0.1%
*   Kirkland Lake Gold, Inc.                                    262,319   2,000,791        0.0%
*   Klondex Mines, Ltd.                                         115,935     438,903        0.0%
*   Knight Therapeutics, Inc.                                   133,842     862,981        0.0%
#   Labrador Iron Ore Royalty Corp.                             119,242   1,397,033        0.0%
    Laurentian Bank of Canada                                   139,541   5,536,264        0.1%
    Leon's Furniture, Ltd.                                       44,808     538,182        0.0%
#*  Lightstream Resources, Ltd.                               1,173,135     303,872        0.0%
    Linamar Corp.                                               135,772   5,879,089        0.1%
#   Liquor Stores N.A., Ltd.                                     95,836     669,103        0.0%
    Loblaw Cos., Ltd.                                            99,529   5,491,645        0.1%
#*  Long Run Exploration, Ltd.                                  473,627     173,642        0.0%
    Lucara Diamond Corp.                                        961,871   2,453,166        0.0%
*   Lundin Mining Corp.                                       1,694,453   6,657,889        0.1%
    MacDonald Dettwiler & Associates, Ltd.                       49,106   3,440,199        0.0%
    Magellan Aerospace Corp.                                     48,688     684,899        0.0%
    Magna International, Inc.                                   310,950  13,060,544        0.1%
#*  Mainstreet Equity Corp.                                      15,337     447,263        0.0%
    Major Drilling Group International, Inc.                    301,868   1,886,224        0.0%
#   Mandalay Resources Corp.                                    889,480     801,078        0.0%
#   Manitoba Telecom Services, Inc.                              99,164   2,595,478        0.0%
    Manulife Financial Corp.(56501R106)                         696,767  10,263,378        0.1%
    Manulife Financial Corp.(2492519)                           537,959   7,931,969        0.1%
    Maple Leaf Foods, Inc.                                      278,143   5,759,269        0.1%
    Martinrea International, Inc.                               438,460   3,316,319        0.0%
*   Maxim Power Corp.                                            24,537      58,277        0.0%
    McCoy Global, Inc.                                           29,306      47,882        0.0%
    Mediagrif Interactive Technologies, Inc.                      1,100      14,115        0.0%
#   Medical Facilities Corp.                                    117,934   1,598,834        0.0%
#*  MEG Energy Corp.                                            247,112   1,309,711        0.0%
    Melcor Developments, Ltd.                                     2,962      32,767        0.0%
*   Mercator Minerals, Ltd.                                     131,933          --        0.0%
*   Merus Labs International, Inc.                              174,974     288,672        0.0%
    Methanex Corp.(2654416)                                     123,400   4,315,607        0.0%
#   Methanex Corp.(59151K108)                                    81,447   2,847,387        0.0%
    Metro, Inc.                                                 429,261  14,365,720        0.1%
#*  Mitel Networks Corp.                                        228,167   1,593,002        0.0%
    Morguard Corp.                                                  245      28,999        0.0%
    Morneau Shepell, Inc.                                       108,033   1,515,407        0.0%
    MTY Food Group, Inc.                                         19,978     529,424        0.0%
#   Mullen Group, Ltd.                                          298,245   3,472,830        0.0%
    National Bank of Canada                                     463,465  16,563,139        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CANADA -- (Continued)
    Nevsun Resources, Ltd.                                      689,268 $2,576,446        0.0%
    New Flyer Industries, Inc.                                  122,224  3,601,356        0.0%
*   New Gold, Inc.                                              980,654  4,611,348        0.0%
#   Newalta Corp.                                               171,768    258,740        0.0%
*   Newmarket Gold, Inc.                                          7,882     22,050        0.0%
    Norbord, Inc.                                                70,792  1,411,099        0.0%
    North American Energy Partners, Inc.(B1HTYS2)                17,176     37,783        0.0%
    North American Energy Partners, Inc.(656844107)               6,310     13,756        0.0%
    North West Co., Inc. (The)                                   97,792  2,173,762        0.0%
    Northern Blizzard Resources, Inc.                            92,752    294,216        0.0%
#   Northland Power, Inc.                                       180,733  2,997,572        0.0%
*   Novagold Resources, Inc.                                     99,490    646,245        0.0%
*   NuVista Energy, Ltd.                                        901,179  4,266,361        0.0%
    OceanaGold Corp.                                          1,967,102  7,039,362        0.1%
    Onex Corp.                                                   74,587  4,626,689        0.0%
    Open Text Corp.                                              95,000  5,319,001        0.1%
*   Orbite Technologies, Inc.                                   142,000     31,689        0.0%
    Osisko Gold Royalties, Ltd.                                 173,693  2,325,688        0.0%
*   Ovivo, Inc. Class A                                          12,023     19,165        0.0%
#*  Pacific Exploration and Production Corp.                    802,465    152,468        0.0%
*   Painted Pony Petroleum, Ltd.                                322,891  1,523,483        0.0%
    Pan American Silver Corp.(2669272)                          266,403  4,176,419        0.0%
    Pan American Silver Corp.(697900108)                        324,536  5,085,479        0.1%
#*  Paramount Resources, Ltd. Class A                            36,466    265,349        0.0%
*   Parex Resources, Inc.                                       362,914  3,635,793        0.0%
    Parkland Fuel Corp.                                         144,611  2,758,063        0.0%
    Pason Systems, Inc.                                         138,833  2,018,262        0.0%
    Pembina Pipeline Corp.(B4PPQG5)                              17,562    526,684        0.0%
    Pembina Pipeline Corp.(B4PT2P8)                              82,469  2,477,292        0.0%
#   Pengrowth Energy Corp.                                    3,418,748  5,612,992        0.1%
#   Penn West Petroleum, Ltd.(B63FY34)                        1,214,288  1,383,942        0.0%
    Penn West Petroleum, Ltd.(707887105)                        156,120    177,977        0.0%
#*  Performance Sports Group, Ltd.                               32,794    122,059        0.0%
*   Perpetual Energy, Inc.                                       36,559     35,548        0.0%
#   Peyto Exploration & Development Corp.                       179,448  4,580,945        0.0%
#   PHX Energy Services Corp.                                    88,342    204,186        0.0%
#   Pizza Pizza Royalty Corp.                                    58,223    637,126        0.0%
*   Platinum Group Metals, Ltd.                                   7,693     25,445        0.0%
*   Points International, Ltd.                                    6,420     62,527        0.0%
*   Polaris Materials Corp.                                       7,200      8,665        0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                  74,800  1,323,472        0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)               503,170  8,916,172        0.1%
    Precision Drilling Corp.(74022D308)                         455,094  2,366,489        0.0%
#   Precision Drilling Corp.(B5YPLH9)                           794,853  4,124,088        0.0%
    Premium Brands Holdings Corp.                                46,189  1,992,308        0.0%
*   Pretium Resources, Inc.                                     455,204  3,747,714        0.0%
*   Primero Mining Corp.(74164W106)                              81,988    154,137        0.0%
*   Primero Mining Corp.(B4Z8FV2)                               550,381  1,035,227        0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                  155,666  5,009,798        0.1%
    Progressive Waste Solutions, Ltd.(74339G101)                 80,623  2,596,867        0.0%
#   Pulse Seismic, Inc.                                         120,926    219,743        0.0%
#*  QLT, Inc.                                                    59,679     91,799        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    Quebecor, Inc. Class B                                      116,100 $ 3,105,377        0.0%
*   Questerre Energy Corp. Class A                               81,025      11,947        0.0%
*   Raging River Exploration, Inc.                              202,800   1,643,800        0.0%
#*  Redknee Solutions, Inc.                                     110,973     175,123        0.0%
    Reitmans Canada, Ltd. Class A                               157,018     570,656        0.0%
    Restaurant Brands International, Inc.                        23,500   1,014,581        0.0%
    Richelieu Hardware, Ltd.                                     75,705   1,342,501        0.0%
*   Richmont Mines, Inc.                                        162,101   1,260,943        0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                      60,100   1,724,396        0.0%
#   Ritchie Bros Auctioneers, Inc.(767744105)                    28,729     824,235        0.0%
*   RMP Energy, Inc.                                            539,325     786,614        0.0%
*   Rock Energy, Inc.                                           118,342     122,615        0.0%
#   Rocky Mountain Dealerships, Inc.                             45,423     229,522        0.0%
    Rogers Communications, Inc. Class B(2169051)                 36,400   1,415,733        0.0%
    Rogers Communications, Inc. Class B(775109200)               34,327   1,334,634        0.0%
#   Rogers Sugar, Inc.                                          275,726   1,100,970        0.0%
    RONA, Inc.                                                  440,634   8,386,339        0.1%
    Royal Bank of Canada(2754383)                               304,065  18,883,195        0.1%
    Royal Bank of Canada(780087102)                             424,764  26,386,340        0.2%
#   Russel Metals, Inc.                                         240,460   4,281,403        0.0%
*   Sabina Gold & Silver Corp.                                   63,920      92,209        0.0%
*   Sandstorm Gold, Ltd.                                        347,332   1,497,622        0.0%
    Sandvine Corp.                                              373,987     807,767        0.0%
    Saputo, Inc.                                                147,484   4,637,159        0.0%
#   Savanna Energy Services Corp.                               554,975     774,055        0.0%
#*  Sears Canada, Inc.                                           15,055      58,795        0.0%
#   Secure Energy Services, Inc.                                377,501   2,716,852        0.0%
#*  SEMAFO, Inc.                                                992,628   4,422,404        0.0%
#   Shaw Communications, Inc. Class B(2801836)                   75,902   1,404,674        0.0%
    Shaw Communications, Inc. Class B(82028K200)                257,261   4,761,901        0.0%
    ShawCor, Ltd.                                               120,180   3,247,073        0.0%
#   Sherritt International Corp.                              1,824,664   1,367,007        0.0%
    Sienna Senior Living, Inc.                                  100,173   1,284,597        0.0%
#*  Sierra Wireless, Inc.(2418968)                               49,826     804,952        0.0%
#*  Sierra Wireless, Inc.(826516106)                             23,228     374,668        0.0%
#*  Silver Standard Resources, Inc.(82823L106)                   56,373     529,342        0.0%
#*  Silver Standard Resources, Inc.(2218458)                    278,497   2,614,724        0.0%
    Silver Wheaton Corp.(B058ZX6)                               212,599   4,454,633        0.0%
    Silver Wheaton Corp.(828336107)                             103,338   2,164,931        0.0%
    SNC-Lavalin Group, Inc.                                     342,254  12,877,828        0.1%
*   Solium Capital, Inc.                                         16,806      93,627        0.0%
*   Southern Pacific Resource Corp.                             665,787          66        0.0%
*   Spartan Energy Corp.                                        625,400   1,430,540        0.0%
#*  Sprott Resource Corp.                                        29,662      13,002        0.0%
#   Sprott, Inc.                                                498,914   1,085,547        0.0%
#   Stantec, Inc.(2854238)                                      112,330   2,879,200        0.0%
    Stantec, Inc.(85472N109)                                     34,562     885,478        0.0%
    Stella-Jones, Inc.                                           45,082   1,723,586        0.0%
#*  Stornoway Diamond Corp.                                     358,065     296,794        0.0%
    Strad Energy Services, Ltd.                                   1,000       1,315        0.0%
*   Street Capital Group, Inc.                                   32,800      36,337        0.0%
    Stuart Olson, Inc.                                           74,301     395,577        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
#   Student Transportation, Inc.                                229,937 $ 1,139,881        0.0%
    Sun Life Financial, Inc.(2566124)                           303,126  10,340,155        0.1%
    Sun Life Financial, Inc.(866796105)                           8,848     301,717        0.0%
    Suncor Energy, Inc.(867224107)                              943,581  27,712,974        0.2%
    Suncor Energy, Inc.(B3NB1P2)                                930,868  27,324,368        0.2%
*   SunOpta, Inc.(8676EP108)                                    108,217     582,207        0.0%
#*  SunOpta, Inc.(2817510)                                       73,287     393,099        0.0%
#   Superior Plus Corp.                                         417,489   3,633,522        0.0%
#   Surge Energy, Inc.                                          945,004   1,852,801        0.0%
    Tahoe Resources, Inc.(B5B9KV1)                              260,699   3,681,827        0.0%
    Tahoe Resources, Inc.(873868103)                            364,167   5,145,680        0.1%
*   Taseko Mines, Ltd.                                          404,489     261,127        0.0%
    Teck Resources, Ltd. Class B(878742204)                     600,481   7,355,892        0.1%
#   Teck Resources, Ltd. Class B(2879327)                       209,473   2,564,362        0.0%
    TELUS Corp.                                                  87,440   2,772,267        0.0%
#*  Tembec, Inc.                                                128,010      90,802        0.0%
#*  Teranga Gold Corp.(B5TDK82)                               1,443,899   1,150,792        0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                  41,624      30,791        0.0%
*   Theratechnologies, Inc.                                      35,700      60,320        0.0%
#*  Thompson Creek Metals Co., Inc.                           1,289,632     678,375        0.0%
#   Thomson Reuters Corp.                                       154,878   6,374,352        0.1%
#*  Timmins Gold Corp.                                        1,707,071     721,087        0.0%
    TMX Group, Ltd.                                              44,152   1,828,084        0.0%
    TORC Oil & Gas, Ltd.                                        594,303   4,007,176        0.0%
*   Torex Gold Resources, Inc.                                  125,800     223,586        0.0%
    Toromont Industries, Ltd.                                   139,795   4,190,396        0.0%
    Toronto-Dominion Bank (The)(891160509)                      140,552   6,254,564        0.1%
    Toronto-Dominion Bank (The)(2897222)                        680,144  30,275,000        0.2%
#   Torstar Corp. Class B                                       361,870     602,780        0.0%
    Total Energy Services, Inc.                                 104,747   1,101,150        0.0%
*   Tourmaline Oil Corp.                                        337,507   7,784,692        0.1%
    TransAlta Corp.(89346D107)                                  421,210   2,198,716        0.0%
    TransAlta Corp.(2901628)                                    415,455   2,172,141        0.0%
#   TransAlta Renewables, Inc.                                   98,341     970,321        0.0%
    TransCanada Corp.(2665184)                                  224,870   9,337,473        0.1%
    TransCanada Corp.(89353D107)                                 93,059   3,861,018        0.0%
    Transcontinental, Inc. Class A                              240,376   3,777,967        0.0%
    TransForce, Inc.                                            290,506   5,482,731        0.1%
    TransGlobe Energy Corp.(893662106)                           30,106      58,406        0.0%
    TransGlobe Energy Corp.(2470548)                            334,147     644,485        0.0%
*   Trevali Mining Corp.                                         63,000      31,131        0.0%
#*  Trican Well Service, Ltd.                                   407,592     568,491        0.0%
#*  Trilogy Energy Corp.                                        139,993     608,083        0.0%
    Trinidad Drilling, Ltd.                                   1,332,919   2,581,488        0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                   263,904     786,434        0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                     673,535   2,013,036        0.0%
*   TVA Group, Inc. Class B                                       4,447      13,823        0.0%
    Uni-Select, Inc.                                             36,761   1,881,265        0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)         41,511   1,383,921        0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       30,672   1,023,218        0.0%
    Valener, Inc.                                                83,121   1,451,487        0.0%
#   Veresen, Inc.                                               529,494   3,831,837        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
CANADA -- (Continued)
    Vermilion Energy, Inc.(923725105)                            74,042 $    2,548,526        0.0%
#   Vermilion Energy, Inc.(B607XS1)                              42,561      1,463,702        0.0%
    Wajax Corp.                                                  70,703      1,023,325        0.0%
#*  Wesdome Gold Mines, Ltd.                                    118,051        159,948        0.0%
    West Fraser Timber Co., Ltd.                                145,629      4,798,201        0.0%
    Western Energy Services Corp.                               420,557        978,741        0.0%
    Western Forest Products, Inc.                             1,360,393      2,439,535        0.0%
    WestJet Airlines, Ltd.                                       37,767        632,109        0.0%
#   Westshore Terminals Investment Corp.                        112,566      1,645,382        0.0%
    Whistler Blackcomb Holdings, Inc.                            87,165      1,815,272        0.0%
#   Whitecap Resources, Inc.                                    774,276      5,806,917        0.1%
    Wi-Lan, Inc.                                                442,958      1,020,283        0.0%
    Winpak, Ltd.                                                 40,287      1,389,993        0.0%
    WSP Global, Inc.                                            171,682      5,775,641        0.1%
*   Xtreme Drilling & Coil Services Corp.                       285,058        552,077        0.0%
    Yamana Gold, Inc.(98462Y100)                                135,431        670,383        0.0%
    Yamana Gold, Inc.(2219279)                                  777,391      3,853,807        0.0%
*   Yellow Pages, Ltd.                                           50,181        834,284        0.0%
    ZCL Composites, Inc.                                         19,296        126,723        0.0%
                                                                        --------------        ---
TOTAL CANADA                                                             1,338,500,125        8.5%
                                                                        --------------        ---
CHINA -- (0.0%)
    Aupu Group Holding Co., Ltd.                              1,524,000        411,561        0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                6,658,000        106,802        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.              1,496,000        370,949        0.0%
*   HNA International Investment Holdings, Ltd.               2,709,600        181,104        0.0%
*   Symphony Holdings, Ltd.                                   1,541,500        168,479        0.0%
                                                                        --------------        ---
TOTAL CHINA                                                                  1,238,895        0.0%
                                                                        --------------        ---
DENMARK -- (1.8%)
    ALK-Abello A.S.                                              15,322      2,492,353        0.0%
    Alm Brand A.S.                                              332,323      2,471,258        0.0%
    Ambu A.S. Class B                                            56,480      1,947,663        0.0%
    AP Moeller - Maersk A.S. Class A                              2,225      3,031,393        0.0%
    AP Moeller - Maersk A.S. Class B                              4,369      6,149,391        0.0%
#*  Bang & Olufsen A.S.                                         135,053      1,465,421        0.0%
*   Bavarian Nordic A.S.                                         60,594      2,316,262        0.0%
*   BoConcept Holding A.S. Class B                                1,914        126,662        0.0%
    Brodrene Hartmann A.S.                                        2,587        104,584        0.0%
    Carlsberg A.S. Class B                                       90,463      8,818,542        0.1%
    Chr Hansen Holding A.S.                                     206,213     12,841,099        0.1%
    Coloplast A.S. Class B                                       39,319      2,945,602        0.0%
#*  D/S Norden A.S.                                             112,943      1,978,153        0.0%
    Danske Bank A.S.                                            292,702      8,281,870        0.1%
    DFDS A.S.                                                   109,742      4,379,740        0.0%
    Djurslands Bank A.S.                                          1,040         34,471        0.0%
    DSV A.S.                                                    505,749     21,291,091        0.1%
#   FLSmidth & Co. A.S.                                         193,063      7,504,343        0.1%
    Fluegger A.S. Class B                                           350         19,337        0.0%
#*  Genmab A.S.                                                  72,855     10,809,553        0.1%
    GN Store Nord A.S.                                          415,344      8,173,212        0.1%
    Gronlandsbanken A.S.                                             33          3,036        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
DENMARK -- (Continued)
#*  H Lundbeck A.S.                                             124,914 $  4,173,747        0.0%
*   H+H International A.S. Class B                               54,104      600,003        0.0%
    Harboes Bryggeri A.S. Class B                                 2,462       43,188        0.0%
    IC Group A.S.                                                27,605      933,763        0.0%
    ISS A.S.                                                    198,746    7,549,290        0.1%
*   Jeudan A.S.                                                   2,094      238,621        0.0%
    Jyske Bank A.S.                                             172,724    7,068,652        0.1%
    Matas A.S.                                                   20,961      400,003        0.0%
    NKT Holding A.S.                                             93,962    5,357,183        0.0%
#   Nordjyske Bank A.S.                                           6,010       86,715        0.0%
#   Novo Nordisk A.S. Class B                                   600,030   33,502,286        0.2%
    Novo Nordisk A.S. Sponsored ADR                             595,283   33,210,839        0.2%
    Novozymes A.S. Class B                                      282,857   13,566,441        0.1%
    Pandora A.S.                                                170,740   22,198,337        0.2%
*   Parken Sport & Entertainment A.S.                             5,510       52,992        0.0%
    PER Aarsleff A.S. Class B                                    53,080    1,466,942        0.0%
    Ringkjoebing Landbobank A.S.                                  8,344    1,757,224        0.0%
    Rockwool International A.S. Class A                              55        9,181        0.0%
    Rockwool International A.S. Class B                          23,335    3,889,934        0.0%
    Royal Unibrew A.S.                                          114,869    5,189,905        0.0%
#   RTX A.S.                                                     28,862      393,391        0.0%
*   Santa Fe Group A.S.                                          76,765      738,784        0.0%
    Schouw & Co.                                                 61,281    3,584,499        0.0%
#   SimCorp A.S.                                                119,132    5,359,181        0.0%
    Solar A.S. Class B                                           17,699      909,514        0.0%
    Spar Nord Bank A.S.                                         101,781      831,008        0.0%
    Sydbank A.S.                                                249,471    7,056,277        0.1%
    TDC A.S.                                                  1,850,682    9,475,992        0.1%
    Tivoli A.S.                                                     900       64,457        0.0%
*   TK Development A.S.                                         332,658      345,756        0.0%
*   Topdanmark A.S.                                             264,350    6,999,985        0.1%
    Tryg A.S.                                                   201,822    3,813,596        0.0%
    United International Enterprises                              2,806      417,895        0.0%
    Vestas Wind Systems A.S.                                    303,349   21,714,341        0.1%
*   Vestjysk Bank A.S.                                           23,224       32,556        0.0%
*   William Demant Holding A.S.                                  61,203    6,293,472        0.0%
#*  Zealand Pharma A.S.                                          25,450      505,515        0.0%
                                                                        ------------        ---
TOTAL DENMARK                                                            317,016,501        2.0%
                                                                        ------------        ---
FINLAND -- (1.6%)
    Ahlstrom Oyj                                                 23,261      209,652        0.0%
    Alandsbanken Abp Class B                                      1,250       21,544        0.0%
    Alma Media Oyj                                               25,653      106,789        0.0%
    Amer Sports Oyj                                             355,507   10,524,384        0.1%
    Apetit Oyj                                                    1,800       25,608        0.0%
    Aspo Oyj                                                      9,835       76,824        0.0%
#   Atria P.L.C.                                                 29,414      301,795        0.0%
#*  BasWare Oyj                                                   6,855      302,341        0.0%
#   Bittium Oyj                                                  21,320      147,563        0.0%
    Cargotec Oyj Class B                                        127,579    4,828,763        0.0%
    Caverion Corp.                                              185,594    1,362,123        0.0%
    Citycon Oyj                                                 933,028    2,365,736        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
FINLAND -- (Continued)
    Comptel Oyj                                                 130,895 $   247,661        0.0%
    Cramo Oyj                                                    86,043   1,724,188        0.0%
    Digia Oyj                                                    10,944      92,270        0.0%
#   Elisa Oyj                                                   251,858   9,417,464        0.1%
    F-Secure Oyj                                                137,763     404,152        0.0%
*   Finnair Oyj                                                 275,357   1,639,813        0.0%
#   Fiskars Oyj Abp                                              59,098   1,147,300        0.0%
#   Fortum Oyj                                                  789,181  11,898,101        0.1%
    HKScan Oyj Class A                                          154,963     559,186        0.0%
#   Huhtamaki Oyj                                               336,825  13,249,026        0.1%
    Ilkka-Yhtyma Oyj                                             29,672      71,090        0.0%
    Kemira Oyj                                                  371,993   4,513,400        0.0%
    Kesko Oyj Class A                                             5,184     207,457        0.0%
    Kesko Oyj Class B                                           214,811   8,592,111        0.1%
    Kone Oyj Class B                                            181,078   8,273,887        0.1%
#   Konecranes Oyj                                              139,643   3,206,647        0.0%
    Lassila & Tikanoja Oyj                                      106,404   1,851,542        0.0%
    Lemminkainen Oyj                                             23,812     365,165        0.0%
    Metsa Board Oyj                                             660,036   4,149,776        0.0%
    Metso Oyj                                                   377,821   9,100,703        0.1%
    Metso Oyj Sponsored ADR                                      40,984     244,674        0.0%
    Munksjo Oyj                                                  11,852     135,185        0.0%
    Neste Oyj                                                   398,491  12,769,459        0.1%
    Nokia Oyj(5946455)                                        1,186,596   6,971,023        0.1%
    Nokia Oyj(5902941)                                        3,284,212  19,388,333        0.1%
#   Nokia Oyj Sponsored ADR                                     749,607   4,400,192        0.0%
    Nokian Renkaat Oyj                                          337,513  12,466,364        0.1%
    Okmetic Oyj                                                  25,111     262,938        0.0%
    Olvi Oyj Class A                                             17,095     475,208        0.0%
    Oriola-KD Oyj Class A                                         1,000       4,989        0.0%
    Oriola-KD Oyj Class B                                       288,341   1,426,955        0.0%
    Orion Oyj Class A                                            33,141   1,140,314        0.0%
#   Orion Oyj Class B                                           164,975   5,761,707        0.0%
#*  Outokumpu Oyj                                               724,143   3,048,178        0.0%
#*  Outotec Oyj                                                 540,041   2,154,450        0.0%
#   PKC Group Oyj                                                48,322     869,698        0.0%
    Ponsse Oy                                                    48,669   1,244,624        0.0%
*   Poyry Oyj                                                    26,849     104,613        0.0%
    Raisio Oyj Class V                                          385,627   1,901,925        0.0%
    Ramirent Oyj                                                232,877   1,628,888        0.0%
    Rapala VMC Oyj                                               14,912      74,234        0.0%
#   Revenio Group Oyj                                             2,718      80,349        0.0%
    Saga Furs Oyj                                                   694      11,969        0.0%
#   Sampo Oyj Class A                                           346,939  15,175,481        0.1%
#   Sanoma Oyj                                                  431,338   2,111,426        0.0%
    Sponda Oyj                                                  391,932   1,706,750        0.0%
*   Stockmann Oyj Abp Class A                                     8,998      63,887        0.0%
#*  Stockmann Oyj Abp Class B                                   103,457     718,345        0.0%
#   Stora Enso Oyj Class R                                    1,750,559  15,305,298        0.1%
    Stora Enso Oyj Sponsored ADR                                102,498     890,380        0.0%
*   Talvivaara Mining Co. P.L.C.                                676,382       4,415        0.0%
    Technopolis Oyj                                             227,110     980,691        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
FINLAND -- (Continued)
    Teleste Oyj                                                  17,088 $    165,118        0.0%
    Tieto Oyj                                                   254,255    6,681,368        0.1%
#   Tikkurila Oyj                                                84,564    1,484,376        0.0%
    UPM-Kymmene Oyj                                           1,572,202   30,095,200        0.2%
#   UPM-Kymmene Oyj Sponsored ADR                                76,179    1,465,684        0.0%
    Uponor Oyj                                                  119,745    1,847,486        0.0%
    Vaisala Oyj Class A                                           8,945      254,746        0.0%
#   Valmet Oyj                                                  206,425    2,592,122        0.0%
    Wartsila Oyj Abp                                            311,496   13,368,576        0.1%
#   YIT Oyj                                                     389,612    2,659,925        0.0%
                                                                        ------------        ---
TOTAL FINLAND                                                            275,121,604        1.7%
                                                                        ------------        ---
FRANCE -- (6.5%)
    ABC Arbitrage                                                52,651      364,403        0.0%
#   Accor SA                                                    228,712   10,128,111        0.1%
#   Actia Group                                                  31,411      191,409        0.0%
    Aeroports de Paris                                           19,931    2,508,702        0.0%
#*  Air France-KLM                                              298,142    2,671,095        0.0%
    Air Liquide SA                                               68,495    7,768,451        0.1%
    Airbus Group SE                                             140,258    8,768,589        0.1%
    Akka Technologies                                            17,346      559,304        0.0%
    Albioma SA                                                   64,391    1,049,817        0.0%
*   Alstom SA                                                   151,534    3,874,805        0.0%
    Altamir                                                      27,677      345,717        0.0%
    Alten SA                                                     80,531    4,972,335        0.0%
    Altran Technologies SA                                      327,942    4,867,278        0.0%
    April SA                                                     24,454      335,850        0.0%
#*  Archos                                                       27,729       57,366        0.0%
    Arkema SA                                                   210,693   16,816,772        0.1%
    Assystem                                                     25,931      672,900        0.0%
    Atos SE                                                     224,779   20,006,825        0.1%
    Aubay                                                        14,971      337,313        0.0%
#   AXA SA                                                      761,074   19,216,814        0.1%
    AXA SA Sponsored ADR                                        404,668   10,246,194        0.1%
    Axway Software SA                                            15,203      334,738        0.0%
#   Beneteau SA                                                  50,383      585,363        0.0%
    BioMerieux                                                   30,604    3,950,111        0.0%
    BNP Paribas SA                                              474,135   25,109,683        0.2%
    Boiron SA                                                    14,943    1,197,802        0.0%
*   Bollore SA(BZ0G303)                                           7,146       27,853        0.0%
    Bollore SA(4572709)                                       1,554,060    6,154,377        0.1%
    Bonduelle SCA                                                45,393    1,339,930        0.0%
#   Bourbon SA                                                    5,448       80,396        0.0%
#   Bouygues SA                                                 320,845   10,706,258        0.1%
    Bureau Veritas SA                                           225,236    5,338,821        0.0%
    Burelle SA                                                      125      115,937        0.0%
    Capgemini SA                                                194,858   18,188,572        0.1%
    Carrefour SA                                                534,729   15,149,339        0.1%
#   Casino Guichard Perrachon SA                                190,428   11,333,270        0.1%
    Catering International Services                               1,341       21,814        0.0%
*   Cegedim SA                                                    6,183      169,691        0.0%
    Cegid Group SA                                               20,183    1,427,338        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
FRANCE -- (Continued)
#*  CGG SA                                                      744,420 $   699,552        0.0%
#   CGG SA Sponsored ADR                                        120,793     116,263        0.0%
    Chargeurs SA                                                 99,973   1,020,396        0.0%
    Christian Dior SE                                            21,137   3,714,199        0.0%
    Cie de Saint-Gobain                                         768,958  35,235,603        0.2%
    Cie des Alpes                                                10,595     184,394        0.0%
    Cie Generale des Etablissements Michelin                    314,958  32,897,376        0.2%
    CNP Assurances                                              224,229   3,820,915        0.0%
    Credit Agricole SA                                          739,191   8,181,917        0.1%
    Danone SA                                                   160,219  11,225,487        0.1%
    Danone SA Sponsored ADR                                      35,465     501,475        0.0%
    Dassault Systemes                                            20,388   1,594,679        0.0%
    Dassault Systemes ADR                                        10,986     858,116        0.0%
    Derichebourg SA                                             332,746   1,060,903        0.0%
    Devoteam SA                                                  13,675     637,808        0.0%
#   Edenred                                                     358,152   7,064,768        0.1%
    Eiffage SA                                                  162,801  12,951,205        0.1%
#   Electricite de France SA                                    339,623   4,879,319        0.0%
    Electricite de Strasbourg SA                                    606      66,894        0.0%
#   Elior Group                                                  97,131   2,087,932        0.0%
    Engie SA                                                  2,052,295  33,849,406        0.2%
#*  Eramet                                                       13,827     551,186        0.0%
    Essilor International SA                                    112,316  14,539,977        0.1%
*   Esso SA Francaise                                             6,818     308,935        0.0%
*   Etablissements Maurel et Prom                               287,429   1,158,261        0.0%
    Euler Hermes Group                                           29,543   2,808,529        0.0%
    Eurofins Scientific SE                                       13,901   5,157,629        0.0%
    Euronext NV                                                  69,404   2,933,838        0.0%
    Eutelsat Communications SA                                  339,733  10,555,005        0.1%
    Exel Industries Class A                                       2,755     241,922        0.0%
    Faiveley Transport SA                                        11,438   1,244,941        0.0%
    Faurecia                                                    224,397   9,271,624        0.1%
    Fimalac                                                       5,459     613,237        0.0%
    Fleury Michon SA                                              2,837     195,902        0.0%
*   GameLoft SE                                                 161,684   1,369,813        0.0%
    Gaumont SA                                                      768      40,844        0.0%
    Gaztransport Et Technigaz SA                                 22,207     824,044        0.0%
    GEA                                                              98       8,638        0.0%
*   GECI International                                           20,581       4,713        0.0%
    GFI Informatique SA                                           3,978      38,586        0.0%
    GL Events                                                    28,017     537,380        0.0%
    Groupe Crit                                                  14,712     969,762        0.0%
    Groupe Eurotunnel SE                                        829,659  10,592,854        0.1%
*   Groupe Flo                                                   10,366      17,014        0.0%
*   Groupe Fnac SA                                               18,911   1,091,108        0.0%
#   Groupe Gorge                                                 12,636     310,957        0.0%
    Groupe Open                                                   4,769      97,888        0.0%
    Guerbet                                                      19,593   1,286,955        0.0%
    Haulotte Group SA                                            32,928     513,574        0.0%
    Havas SA                                                    150,704   1,263,611        0.0%
    Herige SADCS                                                    811      19,966        0.0%
#   Hermes International                                          6,014   2,141,928        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
FRANCE -- (Continued)
*   Hipay Group SA                                                7,567 $    89,948        0.0%
*   ID Logistics Group                                            1,747     210,230        0.0%
    Iliad SA                                                     12,885   2,817,407        0.0%
    Imerys SA                                                    70,155   5,180,824        0.0%
#   Ingenico Group SA                                            56,510   6,661,268        0.1%
    Interparfums SA                                              16,491     436,217        0.0%
    Ipsen SA                                                     55,079   3,330,016        0.0%
    IPSOS                                                       149,484   4,457,406        0.0%
    Jacquet Metal Service                                        48,267     717,263        0.0%
    JCDecaux SA                                                  78,171   3,463,580        0.0%
    Kering                                                       72,223  12,386,099        0.1%
    Korian SA                                                    90,080   2,838,836        0.0%
#   L'Oreal SA                                                   40,803   7,411,689        0.1%
    Lagardere SCA                                               380,135  10,087,965        0.1%
    Laurent-Perrier                                               2,478     210,687        0.0%
*   Le Noble Age                                                 15,176     518,711        0.0%
    Lectra                                                       38,299     582,115        0.0%
    Legrand SA                                                  123,093   7,016,017        0.1%
    Linedata Services                                             2,944     134,725        0.0%
    LISI                                                         47,630   1,362,878        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          90,890  15,143,322        0.1%
    Maisons France Confort SA                                     3,427     160,759        0.0%
    Manitou BF SA                                                21,070     365,673        0.0%
    Manutan International                                         2,179     117,395        0.0%
    Mersen                                                       35,016     559,621        0.0%
#*  METabolic EXplorer SA                                        71,826     184,380        0.0%
    Metropole Television SA                                     102,471   1,943,908        0.0%
    MGI Coutier                                                  36,251     772,166        0.0%
    Mr Bricolage                                                  8,989     136,549        0.0%
    Natixis SA                                                  896,532   4,947,006        0.0%
#*  Naturex                                                      17,822   1,502,782        0.0%
    Neopost SA                                                   91,828   2,249,478        0.0%
*   Nexans SA                                                   127,563   5,934,439        0.1%
    Nexity SA                                                   101,901   5,461,995        0.0%
#*  Nicox                                                         8,111      79,268        0.0%
*   NRJ Group                                                    61,506     629,908        0.0%
    Numericable-SFR SA                                           46,196   1,513,578        0.0%
#   Oeneo SA                                                     28,594     236,822        0.0%
#*  Onxeo SA(B04P0G6)                                            27,716     106,807        0.0%
*   Onxeo SA(BPFJVR0)                                            12,362      47,400        0.0%
    Orange SA                                                 2,005,464  33,318,621        0.2%
#   Orange SA Sponsored ADR                                     206,198   3,420,825        0.0%
    Orpea                                                        64,312   5,305,683        0.0%
*   Parrot SA                                                    24,069     484,915        0.0%
    Pernod Ricard SA                                             79,048   8,538,363        0.1%
*   Peugeot SA                                                1,116,164  17,988,266        0.1%
*   Pierre & Vacances SA                                         14,979     587,072        0.0%
    Plastic Omnium SA                                           170,671   5,655,498        0.1%
    Plastivaloire                                                 2,272     183,782        0.0%
    PSB Industries SA                                               793      43,606        0.0%
    Publicis Groupe SA                                           95,477   7,065,604        0.1%
#   Publicis Groupe SA ADR                                       97,524   1,803,219        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
FRANCE -- (Continued)
#   Rallye SA                                                    97,594 $ 1,875,011        0.0%
#*  Recylex SA                                                   20,977      56,620        0.0%
    Remy Cointreau SA                                             7,961     661,947        0.0%
#   Renault SA                                                  221,325  21,355,155        0.2%
    Rexel SA                                                    930,847  14,114,037        0.1%
    Robertet SA                                                     752     221,159        0.0%
    Rothschild & Co.                                              2,223      55,644        0.0%
    Rubis SCA                                                    71,033   5,549,037        0.1%
    Safran SA                                                   123,574   8,519,147        0.1%
    Saft Groupe SA                                               81,888   2,544,017        0.0%
    Samse SA                                                        546      73,799        0.0%
#   Sanofi                                                      246,361  20,306,693        0.1%
#   Sanofi ADR                                                  499,567  20,532,204        0.1%
    Sartorius Stedim Biotech                                      6,350   2,426,662        0.0%
    Savencia SA                                                   8,713     578,434        0.0%
    Schneider Electric SE(4834108)                              263,206  17,210,400        0.1%
    Schneider Electric SE(B11BPS1)                               19,869   1,294,012        0.0%
#   SCOR SE                                                     387,632  13,204,946        0.1%
    SEB SA                                                       68,511   7,675,594        0.1%
    Seche Environnement SA                                        3,292     117,587        0.0%
#*  Sequana SA                                                  217,310     677,190        0.0%
    SES SA                                                      170,163   4,648,969        0.0%
    Societe BIC SA                                               25,758   3,657,207        0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                      1,930      71,733        0.0%
    Societe Generale SA                                         484,646  19,069,444        0.1%
#*  Societe Internationale de Plantations d'Heveas SA             2,402      97,526        0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA              7,833     294,909        0.0%
#   Societe Television Francaise 1                              293,412   3,534,106        0.0%
    Sodexo                                                        8,908     899,548        0.0%
    Sodexo SA                                                    40,119   4,052,966        0.0%
    Sodexo SA Sponsored ADR                                      19,000     386,270        0.0%
#*  SOITEC                                                      526,078     355,526        0.0%
#*  Solocal Group                                                70,703     422,397        0.0%
    Somfy SA                                                      1,287     469,923        0.0%
    Sopra Steria Group                                           39,137   4,552,488        0.0%
*   Spir Communication SA                                         1,052       8,431        0.0%
*   Stallergenes Greer P.L.C.                                     1,425      43,418        0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                    214,774     882,561        0.0%
    Stef SA                                                      12,355     932,513        0.0%
#   STMicroelectronics NV(2430025)                              348,213   2,138,028        0.0%
    STMicroelectronics NV(5962332)                            1,103,278   6,783,409        0.1%
#*  Store Electronic                                                 16         403        0.0%
#   Suez Environnement Co.                                      334,295   6,160,934        0.1%
    Sword Group                                                  15,807     424,508        0.0%
    Synergie SA                                                  14,363     433,611        0.0%
    Tarkett SA                                                   11,081     361,493        0.0%
    Technicolor SA                                              502,634   3,447,699        0.0%
    Technicolor SA Sponsored ADR                                  4,360      30,520        0.0%
#   Technip SA                                                  313,866  18,395,712        0.1%
    Technip SA ADR                                              101,667   1,426,388        0.0%
    Teleperformance                                             202,709  18,207,755        0.1%
    Tessi SA                                                      1,997     331,013        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
FRANCE -- (Continued)
    Thales SA                                                    77,008 $    6,664,093        0.1%
*   Theolia SA                                                  203,414        151,526        0.0%
#   Thermador Groupe                                              1,397        127,640        0.0%
    Total Gabon                                                     203         32,722        0.0%
    Total SA                                                  1,874,712     94,749,439        0.6%
#   Total SA Sponsored ADR                                      583,465     29,610,867        0.2%
*   Touax SA                                                        718          7,385        0.0%
#*  Transgene SA                                                  1,596          5,468        0.0%
    Trigano SA                                                   20,184      1,183,903        0.0%
*   UBISOFT Entertainment                                       363,647     10,554,877        0.1%
    Union Financiere de France BQE SA                             1,141         34,121        0.0%
    Valeo SA                                                    114,075     18,094,456        0.1%
#   Vallourec SA                                                546,535      2,846,100        0.0%
#*  Valneva SE                                                  125,203        486,176        0.0%
    Veolia Environnement SA                                     345,913      8,497,546        0.1%
    Veolia Environnement SA ADR                                  45,884      1,099,840        0.0%
    Vicat SA                                                     23,909      1,664,379        0.0%
    VIEL & Cie SA                                                50,850        204,758        0.0%
#   Vilmorin & Cie SA                                            12,110        866,750        0.0%
    Vinci SA                                                    264,448     19,751,171        0.1%
    Virbac SA                                                     5,933      1,081,972        0.0%
#   Vivendi SA                                                  928,528     17,837,316        0.1%
    Vranken-Pommery Monopole SA                                   3,897        110,616        0.0%
*   Worldline SA                                                 37,114      1,040,683        0.0%
    Zodiac Aerospace                                            227,337      5,333,684        0.0%
                                                                        --------------        ---
TOTAL FRANCE                                                             1,110,361,353        7.0%
                                                                        --------------        ---
GERMANY -- (6.4%)
    Aareal Bank AG                                              252,114      8,975,291        0.1%
    Adidas AG                                                   191,209     24,669,285        0.2%
    Adler Modemaerkte AG                                         37,386        355,304        0.0%
#*  ADLER Real Estate AG                                         18,362        243,376        0.0%
*   ADVA Optical Networking SE                                  134,692      1,437,326        0.0%
*   Air Berlin P.L.C.                                            26,673         23,026        0.0%
#*  AIXTRON SE                                                  158,942        791,683        0.0%
    All for One Steeb AG                                            135          8,785        0.0%
    Allgeier SE                                                   1,954         35,422        0.0%
    Allianz SE                                                  145,801     24,804,812        0.2%
    Allianz SE Sponsored ADR                                    829,638     14,137,032        0.1%
    Amadeus Fire AG                                               9,705        729,601        0.0%
*   AS Creation Tapeten                                             906         31,257        0.0%
    Atoss Software AG                                               290         22,438        0.0%
    Aurubis AG                                                  121,703      6,614,091        0.1%
    Axel Springer SE                                            131,601      7,358,736        0.1%
    BASF SE                                                     707,050     58,494,812        0.4%
    BASF SE Sponsored ADR                                        56,196      4,485,565        0.0%
    Basler AG                                                       276         15,307        0.0%
    Bauer AG                                                     32,336        528,662        0.0%
    Bayer AG                                                    178,636     20,644,403        0.1%
    Bayer AG Sponsored ADR                                       10,327      1,167,777        0.0%
    Bayerische Motoren Werke AG                                 446,398     41,297,866        0.3%
#   BayWa AG                                                     43,869      1,533,602        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
GERMANY -- (Continued)
    Bechtle AG                                                   34,839 $ 3,643,631        0.0%
    Beiersdorf AG                                                35,671   3,203,089        0.0%
#   Bertrandt AG                                                 12,726   1,472,962        0.0%
    Bijou Brigitte AG                                             7,399     477,615        0.0%
    Bilfinger SE                                                111,300   4,858,514        0.0%
#   Biotest AG                                                   13,735     262,621        0.0%
    Borussia Dortmund GmbH & Co. KGaA                           358,593   1,612,006        0.0%
    BRAAS Monier Building Group SA                                2,611      72,585        0.0%
    Brenntag AG                                                 151,874   8,920,865        0.1%
    CANCOM SE                                                    24,772   1,263,998        0.0%
    Carl Zeiss Meditec AG                                        51,380   1,678,403        0.0%
    CENIT AG                                                     22,785     542,496        0.0%
    CENTROTEC Sustainable AG                                     30,640     507,440        0.0%
    Cewe Stiftung & Co. KGAA                                     21,496   1,355,611        0.0%
#   Clere AG                                                      4,055     123,644        0.0%
    Comdirect Bank AG                                            71,241     811,453        0.0%
    Commerzbank AG                                              949,367   8,902,554        0.1%
    CompuGroup Medical SE                                        55,902   2,196,883        0.0%
*   Constantin Medien AG                                         53,339     129,221        0.0%
    Continental AG                                               66,035  14,541,793        0.1%
*   CropEnergies AG                                              69,622     343,425        0.0%
    CTS Eventim AG & Co. KGaA                                    76,848   2,696,973        0.0%
    Daimler AG                                                1,081,794  75,375,771        0.5%
    Data Modul AG                                                 2,305     106,139        0.0%
*   DEAG Deutsche Entertainment AG                                1,086       4,831        0.0%
    Delticom AG                                                   8,371     153,597        0.0%
    Deutsche Bank AG(5750355)                                   280,029   5,307,366        0.0%
#   Deutsche Bank AG(D18190898)                                 271,302   5,143,886        0.0%
    Deutsche Beteiligungs AG                                     21,180     626,751        0.0%
    Deutsche Boerse AG                                           87,885   7,231,929        0.1%
    Deutsche EuroShop AG                                         87,912   4,101,776        0.0%
#   Deutsche Lufthansa AG                                       840,246  13,082,501        0.1%
    Deutsche Post AG                                            671,791  19,732,700        0.1%
    Deutsche Telekom AG                                       2,550,534  44,770,615        0.3%
#   Deutsche Telekom AG Sponsored ADR                           512,237   8,984,637        0.1%
    Deutsche Wohnen AG                                          375,369  11,509,524        0.1%
    Deutz AG                                                    403,567   2,063,025        0.0%
*   Dialog Semiconductor P.L.C.                                 116,347   4,057,771        0.0%
    DIC Asset AG                                                 93,707     864,099        0.0%
    DMG Mori AG                                                 101,441   4,863,019        0.0%
    Dr Hoenle AG                                                 11,587     305,744        0.0%
    Draegerwerk AG & Co. KGaA                                     4,931     300,115        0.0%
#   Drillisch AG                                                 74,609   3,085,549        0.0%
    Duerr AG                                                     78,385   6,289,523        0.1%
    E.ON SE                                                   3,520,643  36,488,545        0.2%
#   E.ON SE Sponsored ADR                                       185,817   1,934,355        0.0%
    Eckert & Ziegler AG                                           7,127     158,167        0.0%
    Elmos Semiconductor AG                                       38,617     484,786        0.0%
    ElringKlinger AG                                            115,361   2,831,981        0.0%
*   Euromicron AG                                                12,778     115,797        0.0%
#*  Evotec AG                                                   150,502     600,855        0.0%
    Fielmann AG                                                  33,418   2,469,313        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
GERMANY -- (Continued)
*   First Sensor AG                                               8,351 $   101,454        0.0%
    Francotyp-Postalia Holding AG Class A                         7,041      31,258        0.0%
#   Fraport AG Frankfurt Airport Services Worldwide             102,793   6,231,589        0.1%
#   Freenet AG                                                  299,957   9,182,091        0.1%
    Fresenius Medical Care AG & Co. KGaA                        168,664  14,680,021        0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                     51,339   2,239,921        0.0%
    Fresenius SE & Co. KGaA                                     594,150  43,324,348        0.3%
    Fuchs Petrolub SE                                            37,442   1,381,752        0.0%
    GEA Group AG                                                165,687   7,699,399        0.1%
    Gerresheimer AG                                             134,141  10,004,442        0.1%
#   Gerry Weber International AG                                 33,916     490,089        0.0%
#   Gesco AG                                                      5,484     458,208        0.0%
    GFK SE                                                       33,207   1,294,159        0.0%
    GFT Technologies SE                                          35,183     864,915        0.0%
    Grammer AG                                                   51,206   1,983,650        0.0%
    Grenkeleasing AG                                              8,258   1,629,883        0.0%
*   H&R AG                                                       34,239     404,305        0.0%
    Hamburger Hafen und Logistik AG                              97,371   1,528,961        0.0%
    Hannover Rueck SE                                            82,836   9,469,888        0.1%
    HeidelbergCement AG                                         129,092  11,494,525        0.1%
#*  Heidelberger Druckmaschinen AG                            1,254,792   2,835,963        0.0%
    Hella KGaA Hueck & Co.                                       56,409   2,159,349        0.0%
    Henkel AG & Co. KGaA                                         25,091   2,552,371        0.0%
    Highlight Communications AG                                  35,442     236,193        0.0%
    Hochtief AG                                                  70,173   9,015,280        0.1%
    Hornbach Baumarkt AG                                         13,308     412,808        0.0%
    Hugo Boss AG                                                 68,665   4,381,930        0.0%
    Indus Holding AG                                             51,926   2,649,805        0.0%
    Infineon Technologies AG                                    560,429   7,995,960        0.1%
    Infineon Technologies AG ADR                                474,924   6,805,661        0.1%
    Isra Vision AG                                                9,064     643,284        0.0%
    Jenoptik AG                                                 145,155   2,270,759        0.0%
#   K+S AG                                                      368,060   9,186,877        0.1%
    KION Group AG                                               212,251  11,590,499        0.1%
    Kloeckner & Co. SE                                          399,180   4,659,768        0.0%
*   Koenig & Bauer AG                                            29,708   1,113,408        0.0%
#*  Kontron AG                                                  173,682     573,823        0.0%
    Krones AG                                                    39,805   4,546,271        0.0%
    KSB AG                                                          214      76,118        0.0%
#   KUKA AG                                                      43,689   4,315,213        0.0%
    KWS Saat SE                                                   4,159   1,443,239        0.0%
    Lanxess AG                                                  252,497  13,223,171        0.1%
    LEG Immobilien AG                                           117,548  10,904,240        0.1%
    Leifheit AG                                                   5,345     343,050        0.0%
#   Leoni AG                                                    110,869   4,006,628        0.0%
    Linde AG                                                    109,174  16,703,831        0.1%
#   LPKF Laser & Electronics AG                                  34,998     291,530        0.0%
    MAN SE                                                       32,329   3,508,939        0.0%
#*  Manz AG                                                       6,448     271,368        0.0%
*   MasterFlex SE                                                   338       2,132        0.0%
*   Mediclin AG                                                  12,692      76,318        0.0%
#*  Medigene AG                                                  24,743     257,676        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
GERMANY -- (Continued)
    Merck KGaA                                                   68,420 $ 6,443,577        0.1%
    Metro AG                                                    601,154  19,179,024        0.1%
    MLP AG                                                       89,178     347,513        0.0%
    MTU Aero Engines AG                                         168,453  15,926,695        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                76,811  14,279,597        0.1%
    MVV Energie AG                                                1,625      36,531        0.0%
    Nemetschek SE                                                35,841   2,005,624        0.0%
    Nexus AG                                                      3,969      69,588        0.0%
*   Nordex SE                                                   158,594   4,463,051        0.0%
    Norma Group SE                                               90,686   4,682,353        0.0%
#   OHB SE                                                       20,092     443,075        0.0%
    Osram Licht AG                                              191,488   9,999,295        0.1%
#*  Paion AG                                                     93,844     220,152        0.0%
#   paragon AG                                                    1,846      58,156        0.0%
*   Patrizia Immobilien AG                                      111,278   2,580,778        0.0%
    Pfeiffer Vacuum Technology AG                                21,492   2,314,901        0.0%
#   PNE Wind AG                                                 207,631     520,262        0.0%
    Progress-Werk Oberkirch AG                                    1,999      84,643        0.0%
    ProSiebenSat.1 Media SE                                     130,535   6,668,381        0.1%
*   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                     3,562      52,929        0.0%
#   Puma SE                                                       5,491   1,252,123        0.0%
*   PVA TePla AG                                                  8,269      24,845        0.0%
*   QIAGEN NV                                                   436,028   9,806,544        0.1%
#   QSC AG                                                      347,148     539,200        0.0%
#   R Stahl AG                                                    3,704     125,758        0.0%
    Rational AG                                                   4,926   2,503,397        0.0%
    Rheinmetall AG                                              123,599   9,683,634        0.1%
    RHOEN-KLINIKUM AG                                           136,854   4,257,796        0.0%
#   RIB Software AG                                               9,066      95,906        0.0%
    RTL Group SA                                                 15,347   1,284,958        0.0%
*   RWE AG                                                    1,092,710  16,371,627        0.1%
    S&T AG                                                        8,383      66,744        0.0%
#   SAF-Holland SA                                              153,587   1,813,119        0.0%
#   Salzgitter AG                                               156,324   5,298,908        0.0%
    SAP SE                                                      121,724   9,550,588        0.1%
#   SAP SE Sponsored ADR                                         52,887   4,157,976        0.0%
    Schaltbau Holding AG                                         16,298     879,243        0.0%
#*  SGL Carbon SE                                                84,113     985,870        0.0%
    SHW AG                                                       23,578     681,427        0.0%
    Siemens AG                                                  165,914  17,362,606        0.1%
    Siemens AG Sponsored ADR                                    189,821  19,889,444        0.1%
*   Singulus Technologies AG                                     29,267       6,153        0.0%
    Sixt SE                                                      48,742   2,826,927        0.0%
*   SKW Stahl-Metallurgie Holding AG                             10,141      55,726        0.0%
#*  SMA Solar Technology AG                                      34,238   1,822,015        0.0%
*   SMT Scharf AG                                                 4,136      52,084        0.0%
    Softing AG                                                    3,278      52,382        0.0%
    Software AG                                                 133,067   5,094,134        0.0%
*   Solartech International Hldgs, Ltd.                       1,920,000      44,254        0.0%
*   Solarworld AG                                                   882       8,085        0.0%
*   Stabilus SA                                                   2,231     111,519        0.0%
    Stada Arzneimittel AG                                       221,362   9,411,898        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
GERMANY -- (Continued)
    STRATEC Biomedical AG                                         5,655 $      324,416        0.0%
#   Stroeer SE & Co KGaA                                         48,107      2,373,174        0.0%
    Suedzucker AG                                               315,302      5,567,615        0.0%
*   Suess MicroTec AG                                            84,686        901,219        0.0%
    Surteco SE                                                   16,198        413,328        0.0%
    Symrise AG                                                  101,853      6,760,100        0.1%
#   TAG Immobilien AG                                           280,688      3,732,148        0.0%
    Takkt AG                                                    102,945      2,151,575        0.0%
*   Talanx AG                                                   146,233      4,866,696        0.0%
    Technotrans AG                                               16,719        344,949        0.0%
    Telefonica Deutschland Holding AG                         1,028,740      5,234,185        0.0%
    ThyssenKrupp AG                                             234,507      5,464,443        0.0%
    TLG Immobilien AG                                            30,560        647,329        0.0%
#*  Tom Tailor Holding AG                                        34,821        178,070        0.0%
*   Tomorrow Focus AG                                            22,029         65,590        0.0%
    United Internet AG                                          142,417      6,961,079        0.1%
    VERBIO Vereinigte BioEnergie AG                              74,267        721,468        0.0%
#   Volkswagen AG                                                36,584      5,842,336        0.0%
    Vonovia SE                                                  182,926      6,166,102        0.1%
#*  Vossloh AG                                                   20,636      1,430,004        0.0%
#   VTG AG                                                       39,939      1,240,421        0.0%
#   Wacker Chemie AG                                             53,855      5,174,438        0.0%
    Wacker Neuson SE                                            100,026      1,694,407        0.0%
    Washtec AG                                                   50,600      2,051,228        0.0%
*   Wincor Nixdorf AG                                            84,324      4,615,158        0.0%
#   Wirecard AG                                                  36,947      1,600,203        0.0%
    XING AG                                                       4,856        921,918        0.0%
    Zeal Network SE                                              22,950      1,063,906        0.0%
                                                                        --------------        ---
TOTAL GERMANY                                                            1,089,616,748        6.9%
                                                                        --------------        ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                           69,510             --        0.0%
*   T Bank SA                                                    46,506             --        0.0%
                                                                        --------------        ---
TOTAL GREECE                                                                        --        0.0%
                                                                        --------------        ---
HONG KONG -- (2.5%)
    Aeon Stores Hong Kong Co., Ltd.                              32,000         28,025        0.0%
    Agritrade Resources, Ltd.                                 1,545,000        323,639        0.0%
    AIA Group, Ltd.                                           6,136,600     36,646,459        0.3%
    Allied Group, Ltd.                                           72,000        350,959        0.0%
    Allied Properties HK, Ltd.                                2,854,393        535,822        0.0%
*   Anxian Yuan China Holdings, Ltd.                          7,000,000        117,081        0.0%
#*  Apac Resources, Ltd.                                      1,696,866         20,586        0.0%
*   Applied Development Holdings, Ltd.                          485,000         23,719        0.0%
    APT Satellite Holdings, Ltd.                              1,376,250      1,092,165        0.0%
    Arts Optical International Hldgs, Ltd.                       70,000         28,385        0.0%
#   Asia Financial Holdings, Ltd.                               320,000        168,592        0.0%
#   Asia Satellite Telecommunications Holdings, Ltd.            162,000        228,761        0.0%
    Asia Standard International Group                           702,745        113,994        0.0%
#   ASM Pacific Technology, Ltd.                                470,100      3,378,528        0.0%
#   Associated International Hotels, Ltd.                        79,000        217,604        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
HONG KONG -- (Continued)
*   Auto Italia Holdings                                       2,475,000 $    60,502        0.0%
#*  AVIC Joy Holdings HK, Ltd.                                 2,245,000      56,234        0.0%
#   Bank of East Asia, Ltd. (The)                              2,186,439   7,918,328        0.1%
    BEP International Holdings, Ltd.                           1,530,000     100,371        0.0%
*   Bestway International Holdings, Ltd.                         440,000      62,781        0.0%
    BOC Hong Kong Holdings, Ltd.                               3,027,500   9,023,386        0.1%
#   Bonjour Holdings, Ltd.                                     5,884,000     241,973        0.0%
    Bossini International Holdings, Ltd.                       2,184,000     134,954        0.0%
    Bright Smart Securities & Commodities Group, Ltd.          1,532,000     430,059        0.0%
#   Brightoil Petroleum Holdings, Ltd.                         5,616,000   1,777,942        0.0%
*   Brockman Mining, Ltd.                                      2,850,520      39,399        0.0%
*   Burwill Holdings, Ltd.                                    11,469,600     420,933        0.0%
#   Cafe de Coral Holdings, Ltd.                                 570,000   1,720,847        0.0%
#*  CAR, Inc.                                                  1,553,000   1,769,064        0.0%
    Cathay Pacific Airways, Ltd.                               2,631,000   4,181,195        0.0%
    CCT Fortis Holdings, Ltd.                                    216,000      27,446        0.0%
    CEC International Holdings, Ltd.                             378,000      49,121        0.0%
#   Century City International Holdings, Ltd.                    824,000      50,380        0.0%
    Chen Hsong Holdings                                          360,000      74,214        0.0%
    Cheuk Nang Holdings, Ltd.                                    105,066      72,451        0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    473,045   4,467,364        0.0%
    Cheung Kong Property Holdings, Ltd.                        1,356,408   9,263,572        0.1%
*   Cheung Wo International Holdings, Ltd.                     1,860,000     189,180        0.0%
    Chevalier International Holdings, Ltd.                       130,276     205,148        0.0%
#*  China Beidahuang Industry Group Holdings, Ltd. Class A     1,844,000     104,181        0.0%
*   China Best Group Holding, Ltd.                             3,960,000     116,781        0.0%
*   China Billion Resources, Ltd.                              2,876,040          --        0.0%
*   China Chuanglian Education Group, Ltd.                     2,472,000      73,727        0.0%
#*  China Energy Development Holdings, Ltd.                   33,734,000     428,532        0.0%
*   China Environmental Energy Investment, Ltd.               12,640,000     196,231        0.0%
    China Flavors & Fragrances Co., Ltd.                         481,350     158,472        0.0%
*   China Infrastructure Investment, Ltd.                        988,000       9,926        0.0%
*   China Medical & Healthcare Group, Ltd.                     1,040,000      60,137        0.0%
    China Metal International Holdings, Inc.                     540,000     165,471        0.0%
#*  China Public Procurement, Ltd.                            15,224,000     279,374        0.0%
#*  China Smarter Energy Group Holdings, Ltd.                  3,802,000     239,385        0.0%
*   China Solar Energy Holdings, Ltd.                          1,033,500       4,497        0.0%
*   China Star Entertainment, Ltd.                             1,722,000     157,243        0.0%
*   China Ting Group Holdings, Ltd.                            1,862,000      90,933        0.0%
*   China Wah Yan Healthcare, Ltd.                             3,741,250      50,404        0.0%
    Chinese Estates Holdings, Ltd.                                46,500     115,370        0.0%
    Chow Sang Sang Holdings International, Ltd.                1,085,000   1,759,426        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                        1,591,400   1,106,134        0.0%
    Chuang's China Investments, Ltd.                             964,219      40,923        0.0%
    Chuang's Consortium International, Ltd.                    2,911,553     378,188        0.0%
    CITIC Telecom International Holdings, Ltd.                 5,136,000   2,132,264        0.0%
    CK Hutchison Holdings, Ltd.                                1,328,908  15,890,003        0.1%
    CK Life Sciences Int'l Holdings, Inc.                      8,800,000     837,918        0.0%
    CLP Holdings, Ltd.                                           614,000   5,676,442        0.1%
*   CNQC International Holdings, Ltd.                             62,500      23,153        0.0%
    CNT Group, Ltd.                                              176,000       8,141        0.0%
*   Continental Holdings, Ltd.                                   440,000       6,824        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
HONG KONG -- (Continued)
#   Convenience Retail Asia, Ltd.                                 30,000 $   13,171        0.0%
*   Convoy Financial Holdings, Ltd.                           11,646,000    471,020        0.0%
*   CP Lotus Corp.                                             1,420,000     28,155        0.0%
*   Crocodile Garments                                         1,771,000    289,009        0.0%
    Cross-Harbour Holdings, Ltd. (The)                           102,000    138,190        0.0%
    CSI Properties, Ltd.                                       6,954,200    211,228        0.0%
*   CST Mining Group, Ltd.                                    25,960,000    420,268        0.0%
#   CW Group Holdings, Ltd.                                    1,591,500    469,391        0.0%
#   Dah Sing Banking Group, Ltd.                               1,310,102  2,337,516        0.0%
    Dah Sing Financial Holdings, Ltd.                            614,444  4,198,974        0.0%
    Dan Form Holdings Co., Ltd.                                1,281,900    249,060        0.0%
    Dickson Concepts International, Ltd.                         361,000    101,373        0.0%
*   Differ Group Holding Co., Ltd.                             1,010,000     85,488        0.0%
*   Dragonite International, Ltd.                                 96,000     13,240        0.0%
    Eagle Nice International Holdings, Ltd.                      868,000    225,627        0.0%
*   Easy One Financial Group, Ltd.                             1,480,000     16,725        0.0%
    EcoGreen International Group, Ltd.                           145,200     31,613        0.0%
*   EganaGoldpfeil Holdings, Ltd.                                209,588         --        0.0%
    Emperor Capital Group, Ltd.                                7,764,000    687,144        0.0%
    Emperor Entertainment Hotel, Ltd.                          2,235,000    692,033        0.0%
#   Emperor International Holdings, Ltd.                       4,972,416    997,893        0.0%
    Emperor Watch & Jewellery, Ltd.                           14,680,000    335,920        0.0%
*   EPI Holdings, Ltd.                                        11,002,200    240,159        0.0%
#*  Esprit Holdings, Ltd.                                      6,555,413  5,735,138        0.1%
*   eSun Holdings, Ltd.                                          923,000     66,433        0.0%
*   Eternity Investment, Ltd.                                    520,000     11,675        0.0%
#   Fairwood Holdings, Ltd.                                      134,500    476,278        0.0%
    Far East Consortium International, Ltd.                    4,501,251  1,499,788        0.0%
    FIH Mobile, Ltd.                                           6,396,000  2,746,774        0.0%
    First Pacific Co., Ltd.                                    6,789,756  4,299,662        0.0%
    First Shanghai Investments, Ltd.                             808,000    130,450        0.0%
    Fountain SET Holdings, Ltd.                                2,586,000    308,997        0.0%
    Four Seas Mercantile Holdings, Ltd.                           36,000     14,581        0.0%
*   Freeman Financial Corp., Ltd.                              3,920,000    213,873        0.0%
#   Future Bright Holdings, Ltd.                               1,410,000    161,069        0.0%
    G-Resources Group, Ltd.                                   68,311,200  1,569,381        0.0%
    Galaxy Entertainment Group, Ltd.                           1,604,000  5,391,428        0.1%
#*  GCL New Energy Holdings, Ltd.                              5,816,000    287,619        0.0%
    Genting Hong Kong, Ltd.                                      678,000    219,265        0.0%
#*  Get Nice Financial Group, Ltd.                               530,824     78,013        0.0%
#   Get Nice Holdings, Ltd.                                   21,233,000    763,935        0.0%
    Giordano International, Ltd.                               5,472,000  2,472,078        0.0%
*   Global Brands Group Holding, Ltd.                         14,273,250  1,687,542        0.0%
#   Glorious Sun Enterprises, Ltd.                               898,000    114,417        0.0%
    Gold Peak Industries Holdings, Ltd.                          605,000     70,883        0.0%
    Golden Resources Development International, Ltd.             924,000     49,989        0.0%
#*  Goldin Financial Holdings, Ltd.                              260,000    230,981        0.0%
    Great Eagle Holdings, Ltd.                                    72,000    291,651        0.0%
    Guangnan Holdings, Ltd.                                    1,428,000    166,914        0.0%
#   Guotai Junan International Holdings, Ltd.                  6,177,000  2,064,569        0.0%
    Haitong International Securities Group, Ltd.               6,103,918  3,513,010        0.0%
    Hang Lung Group, Ltd.                                      1,079,000  3,316,518        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd.                                 2,880,000 $5,734,582        0.1%
    Hang Seng Bank, Ltd.                                         297,900  5,401,088        0.1%
    Hanison Construction Holdings, Ltd.                          513,496     85,713        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                              7,772,000    279,437        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                                804,000     29,022        0.0%
*   Hao Tian Development Group, Ltd.                           2,508,000    148,106        0.0%
    Harbour Centre Development, Ltd.                             158,000    267,519        0.0%
    Henderson Land Development Co., Ltd.                       1,338,409  8,341,687        0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.    2,691,000  2,419,771        0.0%
    HKR International, Ltd.                                    1,711,962    702,343        0.0%
    HKT Trust & HKT, Ltd.                                      3,319,000  4,799,029        0.1%
    Hon Kwok Land Investment Co., Ltd.                           234,000     88,869        0.0%
    Hong Kong & China Gas Co., Ltd.                            2,177,853  4,054,041        0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                      50,800    330,392        0.0%
*   Hong Kong Building & Loan Agency, Ltd. (The)                 696,000     26,825        0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                       379,458  9,569,965        0.1%
#   Hong Kong Ferry Holdings Co., Ltd.                           111,000    126,720        0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                   196,000     19,676        0.0%
*   Hong Kong Television Network, Ltd.                           710,000    152,291        0.0%
*   Hong Kong Television Network, Ltd. ADR                        19,127     82,246        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                     1,011,924  1,205,882        0.0%
    Hongkong Chinese, Ltd.                                     2,129,143    443,606        0.0%
    Hop Hing Group Holdings, Ltd.                              3,296,000     47,711        0.0%
    Hopewell Holdings, Ltd.                                    1,235,000  4,159,745        0.0%
#   Hsin Chong Group Holding, Ltd.                             6,648,000    694,205        0.0%
*   Hua Hong Semiconductor, Ltd.                                  35,000     35,204        0.0%
    Hung Hing Printing Group, Ltd.                               910,524    113,194        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      5,454,000  1,914,924        0.0%
    Hysan Development Co., Ltd.                                  948,215  4,189,656        0.0%
*   I-CABLE Communications, Ltd.                               1,856,000    148,374        0.0%
#   IGG, Inc.                                                    114,000     49,423        0.0%
#*  Imagi International Holdings, Ltd.                        21,008,000    240,440        0.0%
*   International Standard Resources Holdings, Ltd.           11,192,500    208,091        0.0%
*   iOne Holdings, Ltd.                                        3,020,000     77,707        0.0%
    IPE Group, Ltd.                                            2,010,000    431,754        0.0%
*   IRC, Ltd.                                                  5,544,800     96,319        0.0%
    IT, Ltd.                                                   1,935,087    477,999        0.0%
    ITC Corp., Ltd.                                            2,242,523    184,509        0.0%
*   Jinhui Holdings Co., Ltd.                                    167,000     20,170        0.0%
    Johnson Electric Holdings, Ltd.                            1,263,750  3,726,599        0.0%
#   K Wah International Holdings, Ltd.                         3,272,781  1,581,174        0.0%
*   Kader Holdings Co., Ltd.                                     462,000     43,188        0.0%
    Kam Hing International Holdings, Ltd.                         74,000      6,013        0.0%
*   Kantone Holdings, Ltd.                                       244,436     23,624        0.0%
    Kerry Logistics Network, Ltd.                              1,059,291  1,493,953        0.0%
    Kerry Properties, Ltd.                                     1,682,583  4,583,055        0.0%
    Kingmaker Footwear Holdings, Ltd.                            754,000    210,466        0.0%
#*  Kingston Financial Group, Ltd.                             6,155,000  2,291,970        0.0%
#*  Ko Yo Chemical Group, Ltd.                                 4,460,000    154,746        0.0%
    Kowloon Development Co., Ltd.                              1,282,000  1,231,956        0.0%
    L'Occitane International SA                                  923,000  1,771,717        0.0%
*   L'sea Resources International Holdings, Ltd.               1,300,000     31,710        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
HONG KONG -- (Continued)
    Lai Sun Development Co., Ltd.                             46,494,666 $  693,125        0.0%
    Lam Soon Hong Kong, Ltd.                                      12,000      9,898        0.0%
*   Lerado Financial Group Co., Ltd.                           3,060,000     50,889        0.0%
#   Li & Fung, Ltd.                                            9,767,250  6,040,650        0.1%
    Lifestyle International Holdings, Ltd.                     1,610,000  2,667,001        0.0%
    Lippo China Resources, Ltd.                               12,256,000    402,396        0.0%
    Lippo, Ltd.                                                  147,000     91,498        0.0%
    Lisi Group Holdings, Ltd.                                  2,386,000    130,364        0.0%
    Liu Chong Hing Investment, Ltd.                              682,000    768,853        0.0%
*   Louis XIII Holdings, Ltd.                                    202,000     78,070        0.0%
    Luen Thai Holdings, Ltd.                                     336,000     55,347        0.0%
#   Luk Fook Holdings International, Ltd.                      1,542,000  3,503,929        0.0%
    Luks Group Vietnam Holdings Co., Ltd.                        130,000     45,470        0.0%
    Lung Kee Bermuda Holdings                                    280,000     78,590        0.0%
#*  Macau Legend Development, Ltd.                             6,867,000    935,838        0.0%
    Magnificent Hotel Investment, Ltd.                         4,616,000    114,057        0.0%
#   Man Wah Holdings, Ltd.                                     4,028,400  4,697,885        0.0%
    Man Yue Technology Holdings, Ltd.                             44,000      5,083        0.0%
#*  Mason Financial Holdings, Ltd.                             3,420,000    138,494        0.0%
    Melco Crown Entertainment, Ltd. ADR                           47,606    704,569        0.0%
#   Melco International Development, Ltd.                      1,557,000  1,791,345        0.0%
#   MGM China Holdings, Ltd.                                     757,600  1,071,185        0.0%
#*  Midland Holdings, Ltd.                                     2,016,000    641,215        0.0%
    Ming Fai International Holdings, Ltd.                        584,000     66,918        0.0%
    Miramar Hotel & Investment                                   318,000    583,679        0.0%
*   Mongolian Mining Corp.                                    10,408,750     91,083        0.0%
    MTR Corp., Ltd.                                              745,195  3,688,979        0.0%
    NagaCorp, Ltd.                                             5,518,000  3,952,564        0.0%
    National Electronic Hldgs                                     61,600      6,983        0.0%
*   Neo-Neon Holdings, Ltd.                                    1,329,000    181,102        0.0%
*   Neptune Group, Ltd.                                       10,800,000     62,509        0.0%
*   New Times Energy Corp., Ltd.                               1,164,000     23,881        0.0%
    New World Development Co., Ltd.                           10,022,565  9,980,404        0.1%
#   Newocean Energy Holdings, Ltd.                             3,568,000  1,218,887        0.0%
    Next Digital, Ltd.                                         1,774,000     99,484        0.0%
    NWS Holdings, Ltd.                                         1,914,737  2,913,293        0.0%
*   O Luxe Holdings, Ltd.                                      3,754,800    204,425        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.     4,510,000    295,875        0.0%
    Orient Overseas International, Ltd.                          790,000  3,002,469        0.0%
    Oriental Watch Holdings                                    1,152,240    139,343        0.0%
*   Pacific Andes International Holdings, Ltd.                11,918,411    168,246        0.0%
#*  Pacific Basin Shipping, Ltd.                               7,741,000  1,304,365        0.0%
    Pacific Textiles Holdings, Ltd.                            1,942,000  2,495,369        0.0%
    Paliburg Holdings, Ltd.                                      662,790    196,956        0.0%
#   Paradise Entertainment, Ltd.                               1,944,000    300,064        0.0%
    PCCW, Ltd.                                                10,526,265  7,138,599        0.1%
    PCCW, Ltd. ADR                                                 7,400     49,802        0.0%
#*  Peace Mark Holdings, Ltd.                                    308,000         --        0.0%
*   Pearl Oriental Oil, Ltd.                                   5,487,627    247,140        0.0%
    Pegasus International Holdings, Ltd.                          82,000     13,740        0.0%
    Perfect Shape Beauty Technology, Ltd.                        752,000     85,176        0.0%
    Pico Far East Holdings, Ltd.                               1,534,000    418,867        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd.                                     345,400 $   440,165        0.0%
    Playmates Toys, Ltd.                                       3,104,000     807,524        0.0%
#   Polytec Asset Holdings, Ltd.                               4,795,000     414,147        0.0%
    Power Assets Holdings, Ltd.                                  517,500   4,923,539        0.1%
#   Prada SpA                                                    391,800   1,326,936        0.0%
#   Public Financial Holdings, Ltd.                              508,000     232,198        0.0%
    PYI Corp., Ltd.                                           13,424,552     302,087        0.0%
#   Regal Hotels International Holdings, Ltd.                  1,229,400     592,626        0.0%
#   SA SA International Holdings, Ltd.                         2,480,592     756,033        0.0%
    Samsonite International SA                                 2,690,100   8,634,233        0.1%
    Sands China, Ltd.                                            572,800   2,040,712        0.0%
    SAS Dragon Holdings, Ltd.                                  1,238,000     206,928        0.0%
    SCMP Group, Ltd.                                              10,000       1,000        0.0%
#   SEA Holdings, Ltd.                                           450,000   1,450,521        0.0%
*   SEEC Media Group, Ltd.                                     7,822,000     129,564        0.0%
    Shangri-La Asia, Ltd.                                      2,962,166   3,622,526        0.0%
#   Shenwan Hongyuan HK, Ltd.                                  1,320,000     638,748        0.0%
*   Shougang Concord Grand Group, Ltd.                           334,000      13,065        0.0%
*   Shun Ho Technology Holdings, Ltd.                             70,224      23,527        0.0%
    Shun Tak Holdings, Ltd.                                    6,048,250   2,011,848        0.0%
*   Silver base Group Holdings, Ltd.                             470,000      63,351        0.0%
    Sing Tao News Corp., Ltd.                                    892,000     121,767        0.0%
    Singamas Container Holdings, Ltd.                          4,074,000     434,963        0.0%
    Sino Land Co., Ltd.                                        2,862,363   4,493,751        0.0%
*   Sino-Tech International Holdings, Ltd.                     3,100,000      18,316        0.0%
    Sitoy Group Holdings, Ltd.                                   737,000     267,595        0.0%
    SJM Holdings, Ltd.                                         5,212,699   3,501,573        0.0%
*   Skyway Securities Group, Ltd.                              8,580,000     230,299        0.0%
    SmarTone Telecommunications Holdings, Ltd.                 1,468,575   2,420,149        0.0%
*   SOCAM Development, Ltd.                                    1,092,488     542,517        0.0%
*   Solartech International Hldgs, Ltd.                        1,780,000      56,191        0.0%
*   Solomon Systech International, Ltd.                          754,000      32,431        0.0%
    Soundwill Holdings, Ltd.                                      58,000      75,972        0.0%
*   South China Holdings Co., Ltd.                             2,176,000     161,879        0.0%
    Stella International Holdings, Ltd.                        1,025,000   2,585,896        0.0%
    Stelux Holdings International, Ltd.                          637,600      56,489        0.0%
*   Success Universe Group, Ltd.                               3,996,000      87,969        0.0%
    Sun Hing Vision Group Holdings, Ltd.                         122,000      44,913        0.0%
#   Sun Hung Kai & Co., Ltd.                                   2,407,787   1,408,831        0.0%
    Sun Hung Kai Properties, Ltd.                              1,142,511  14,399,204        0.1%
    Sunwah Kingsway Capital Holdings, Ltd.                     3,120,000      59,338        0.0%
    Swire Pacific, Ltd. Class A                                  693,000   7,513,633        0.1%
    Swire Pacific, Ltd. Class B                                  557,500   1,085,540        0.0%
    Swire Properties, Ltd.                                       467,450   1,216,765        0.0%
    TAI Cheung Holdings, Ltd.                                    500,000     382,502        0.0%
    Tai Sang Land Development, Ltd.                              145,523      76,716        0.0%
#   Tan Chong International, Ltd.                                372,000     125,051        0.0%
    Tao Heung Holdings, Ltd.                                      60,000      15,454        0.0%
*   Taung Gold International, Ltd.                             3,200,000      30,050        0.0%
    Techtronic Industries Co., Ltd.                            2,725,000  10,232,647        0.1%
    Television Broadcasts, Ltd.                                1,118,800   4,180,999        0.0%
*   Termbray Industries International Holdings, Ltd.             112,000      10,372        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                    2,414,000 $  2,347,519        0.0%
#*  Titan Petrochemicals Group, Ltd.                           3,200,000          206        0.0%
    Tradelink Electronic Commerce, Ltd.                        1,704,000      376,872        0.0%
    Transport International Holdings, Ltd.                       486,200    1,324,460        0.0%
#   Trinity, Ltd.                                              4,182,000      435,237        0.0%
*   TSC Group Holdings, Ltd.                                   1,374,000      206,901        0.0%
    Tsui Wah Holdings, Ltd.                                      424,000       82,240        0.0%
#*  United Laboratories International Holdings, Ltd. (The)     2,093,500      870,149        0.0%
#*  United Photovoltaics Group, Ltd.                           1,010,000       86,895        0.0%
*   Up Energy Development Group, Ltd.                          2,252,000       34,515        0.0%
*   Value Convergence Holdings, Ltd.                             576,000       95,526        0.0%
#   Value Partners Group, Ltd.                                 1,999,000    1,908,147        0.0%
*   Vanke Property Overseas, Ltd.                                123,000       85,368        0.0%
    Vantage International Holdings, Ltd.                         130,000       10,039        0.0%
    Varitronix International, Ltd.                               992,000      791,707        0.0%
    Vedan International Holdings, Ltd.                         1,192,000       96,550        0.0%
    Victory City International Holdings, Ltd.                  5,655,237      391,965        0.0%
    Vitasoy International Holdings, Ltd.                       1,256,000    2,348,036        0.0%
    VST Holdings, Ltd.                                         2,307,200      527,649        0.0%
#   VTech Holdings, Ltd.                                         254,600    2,631,513        0.0%
    Wai Kee Holdings, Ltd.                                       222,000       68,959        0.0%
    Wang On Group, Ltd.                                        2,840,000       36,520        0.0%
*   WH Group, Ltd.                                             6,477,500    5,240,376        0.1%
    Wharf Holdings, Ltd. (The)                                 1,018,750    5,499,843        0.1%
    Wheelock & Co., Ltd.                                       1,206,000    5,567,792        0.1%
    Win Hanverky Holdings, Ltd.                                  668,000      126,132        0.0%
*   Winfull Group Holdings, Ltd.                               3,696,000       87,782        0.0%
    Wing On Co. International, Ltd.                              123,137      359,639        0.0%
    Wing Tai Properties, Ltd.                                    390,000      236,472        0.0%
    Wong's Kong King International                               110,000       10,346        0.0%
    Wynn Macau, Ltd.                                           1,242,400    1,766,515        0.0%
*   Xingye Copper International Group, Ltd.                      279,000       32,250        0.0%
    Xinyi Glass Holdings, Ltd.                                 8,190,000    5,557,821        0.1%
    Yau Lee Holdings, Ltd.                                       218,000       35,256        0.0%
    Yeebo International Holdings, Ltd.                           754,000      167,687        0.0%
#   YGM Trading, Ltd.                                            103,000       59,095        0.0%
*   Yuan Heng Gas Holdings, Ltd.                                 512,000       37,517        0.0%
    Yue Yuen Industrial Holdings, Ltd.                         1,822,000    6,648,217        0.1%
    Yugang International, Ltd.                                 7,890,000      146,989        0.0%
*   ZH International Holdings, Ltd.                              990,000       30,890        0.0%
                                                                         ------------        ---
TOTAL HONG KONG                                                           434,990,352        2.8%
                                                                         ------------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           23,354,925    7,092,343        0.1%
    C&C Group P.L.C.(B010DT8)                                     24,767      112,009        0.0%
    C&C Group P.L.C.(B011Y09)                                    547,013    2,463,505        0.0%
    CRH P.L.C.(0182704)                                           71,685    2,087,532        0.0%
    CRH P.L.C.(4182249)                                          173,628    5,053,076        0.0%
    CRH P.L.C. Sponsored ADR                                     513,913   14,960,007        0.1%
*   FBD Holdings P.L.C.(0329028)                                  18,709      140,860        0.0%
*   FBD Holdings P.L.C.(4330231)                                  35,616      260,281        0.0%
    Glanbia P.L.C.(0066950)                                       74,909    1,421,856        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
IRELAND -- (Continued)
    Glanbia P.L.C.(4058629)                                     156,096 $ 2,946,328        0.0%
    IFG Group P.L.C.                                             53,466     127,328        0.0%
*   Independent News & Media P.L.C.                           1,085,178     198,938        0.0%
    Irish Continental Group P.L.C.                              195,580   1,155,057        0.0%
*   Kenmare Resources P.L.C.                                     32,981         360        0.0%
    Kerry Group P.L.C. Class A(0490656)                          76,886   6,836,326        0.0%
    Kerry Group P.L.C. Class A(4519579)                          16,254   1,449,409        0.0%
    Kingspan Group P.L.C.(0492793)                               19,320     509,300        0.0%
    Kingspan Group P.L.C.(4491235)                              433,279  11,418,584        0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                          51,120   6,839,792        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                          45,128   6,065,016        0.0%
    Smurfit Kappa Group P.L.C.                                  532,687  14,139,358        0.1%
                                                                        -----------        ---
TOTAL IRELAND                                                            85,277,265        0.5%
                                                                        -----------        ---
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                              11,073     142,699        0.0%
#*  Africa Israel Investments, Ltd.                             715,013     303,030        0.0%
    Africa Israel Properties, Ltd.                               31,135     447,109        0.0%
#*  Airport City, Ltd.                                          154,876   1,515,799        0.0%
*   Allot Communications, Ltd.                                   13,646      71,051        0.0%
#   Alrov Properties and Lodgings, Ltd.                          20,388     452,238        0.0%
    Amot Investments, Ltd.                                      237,450     863,074        0.0%
#*  AudioCodes, Ltd.                                             29,705     125,427        0.0%
    Avgol Industries 1953, Ltd.                                  30,929      34,119        0.0%
*   Azorim-Investment Development & Construction Co., Ltd.       20,709      17,222        0.0%
    Azrieli Group, Ltd.                                          65,670   2,630,711        0.0%
    Bank Hapoalim BM                                          1,303,512   6,714,810        0.1%
*   Bank Leumi Le-Israel BM                                   1,607,916   5,975,515        0.1%
    Bayside Land Corp.                                            1,642     570,156        0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.           1,878,121   3,958,039        0.1%
    Big Shopping Centers, Ltd.                                    4,384     261,423        0.0%
#   Blue Square Real Estate, Ltd.                                 5,233     183,312        0.0%
    Brack Capital Properties NV                                     592      44,074        0.0%
*   Brainsway, Ltd.                                               1,406       6,266        0.0%
*   Cellcom Israel, Ltd.(M2196U109)                              43,866     328,556        0.0%
#*  Cellcom Israel, Ltd.(B23WQK8)                               125,788     932,044        0.0%
*   Ceragon Networks, Ltd.                                       14,237      16,360        0.0%
#*  Clal Biotechnology Industries, Ltd.                         168,288     134,159        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                    65,112     803,987        0.0%
#*  Compugen, Ltd.                                               16,989     116,288        0.0%
    Delek Automotive Systems, Ltd.                               72,382     673,574        0.0%
    Delek Group, Ltd.                                             5,841   1,026,681        0.0%
    Delta-Galil Industries, Ltd.                                 29,714     817,672        0.0%
    Direct Insurance Financial Investments, Ltd.                 44,923     343,967        0.0%
#   El Al Israel Airlines                                       847,819     693,598        0.0%
    Elbit Systems, Ltd.(6308913)                                 34,092   3,419,495        0.0%
    Elbit Systems, Ltd.(M3760D101)                                2,033     203,300        0.0%
    Electra, Ltd.                                                 4,940     647,352        0.0%
*   Elron Electronic Industries, Ltd.                             6,344      28,671        0.0%
*   Evogene, Ltd.                                                28,419     209,010        0.0%
#   First International Bank Of Israel, Ltd.                    131,278   1,663,170        0.0%
    FMS Enterprises Migun, Ltd.                                   5,031     110,822        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
ISRAEL -- (Continued)
    Formula Systems 1985, Ltd.                                   27,747 $    889,359        0.0%
#   Fox Wizel, Ltd.                                              11,349      199,489        0.0%
    Frutarom Industries, Ltd.                                    58,434    3,038,507        0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                     5,284       24,042        0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                      64,472      282,445        0.0%
    Golf & Co., Ltd.                                              1,135        1,465        0.0%
*   Hadera Paper, Ltd.                                            3,551      101,165        0.0%
#   Harel Insurance Investments & Financial Services, Ltd.      378,913    1,489,981        0.0%
    Hilan, Ltd.                                                   6,428       88,660        0.0%
    IDI Insurance Co., Ltd.                                       5,221      271,687        0.0%
#   Industrial Buildings Corp., Ltd.                             92,037       88,963        0.0%
    Israel Chemicals, Ltd.                                      267,613    1,333,236        0.0%
*   Israel Discount Bank, Ltd. Class A                        1,936,348    3,231,658        0.0%
    Israel Land Development Co., Ltd. (The)                       7,214       43,763        0.0%
    Ituran Location and Control, Ltd.                             1,825       38,876        0.0%
*   Jerusalem Oil Exploration                                    33,347    1,396,971        0.0%
#*  Kamada, Ltd.                                                 77,798      301,541        0.0%
    Magic Software Enterprises, Ltd.                             10,713       71,003        0.0%
    Matrix IT, Ltd.                                             111,580      760,779        0.0%
    Maytronics, Ltd.                                             16,807       47,597        0.0%
#*  Mazor Robotics, Ltd.                                         29,389      179,022        0.0%
    Meitav DS Investments, Ltd.                                  17,159       49,637        0.0%
    Melisron, Ltd.                                               34,945    1,356,858        0.0%
*   Menora Mivtachim Holdings, Ltd.                              59,756      520,699        0.0%
#   Migdal Insurance & Financial Holding, Ltd.                  637,747      468,158        0.0%
#   Mivtach Shamir Holdings, Ltd.                                12,110      253,659        0.0%
    Mizrahi Tefahot Bank, Ltd.                                  333,493    3,878,934        0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                         55,433      282,849        0.0%
    Neto ME Holdings, Ltd.                                        1,394      109,366        0.0%
    NICE-Systems, Ltd. Sponsored ADR                             37,852    2,416,850        0.0%
*   Nova Measuring Instruments, Ltd.                             65,003      715,646        0.0%
*   Oil Refineries, Ltd.                                      3,925,475    1,426,933        0.0%
*   Partner Communications Co., Ltd.                            203,862    1,058,176        0.0%
*   Partner Communications Co., Ltd. ADR                         11,519       58,401        0.0%
    Paz Oil Co., Ltd.                                            13,460    2,101,119        0.0%
#*  Phoenix Holdings, Ltd. (The)                                143,415      370,714        0.0%
    Plasson Industries, Ltd.                                      1,880       50,386        0.0%
#   Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         14,902      612,174        0.0%
*   Redhill Biopharma, Ltd. Sponsored ADR                         1,200       15,360        0.0%
    Sapiens International Corp. NV                               22,717      283,577        0.0%
#   Shikun & Binui, Ltd.                                        519,644      993,358        0.0%
    Shufersal, Ltd.                                             281,113      954,076        0.0%
    Strauss Group, Ltd.                                          42,103      675,173        0.0%
*   Summit Real Estate Holdings, Ltd.                            20,110      106,613        0.0%
    Teva Pharmaceutical Industries, Ltd.                            264       14,502        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          570,084   31,041,074        0.2%
*   Tower Semiconductor, Ltd.(6320605)                           22,626      263,665        0.0%
#*  Tower Semiconductor, Ltd.(M87915274)                         15,678      183,276        0.0%
*   Union Bank of Israel                                         56,620      207,175        0.0%
                                                                        ------------        ---
TOTAL ISRAEL                                                             100,833,397        0.6%
                                                                        ------------        ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
ITALY -- (2.6%)
    A2A SpA                                                    2,489,990 $ 3,559,082        0.0%
    ACEA SpA                                                     101,150   1,487,814        0.0%
#*  Aeffe SpA                                                     68,280      87,696        0.0%
    Alerion Cleanpower SpA                                        51,095     113,668        0.0%
    Amplifon SpA                                                 147,021   1,353,876        0.0%
    Anima Holding SpA                                            644,973   4,580,616        0.0%
    Ansaldo STS SpA                                              193,792   2,352,568        0.0%
*   Arnoldo Mondadori Editore SpA                                511,214     583,997        0.0%
    Ascopiave SpA                                                155,155     424,170        0.0%
    Assicurazioni Generali SpA                                 2,428,511  37,130,940        0.3%
#   Astaldi SpA                                                  224,562   1,102,380        0.0%
    Atlantia SpA                                                 285,393   7,955,187        0.1%
*   Autogrill SpA                                                228,290   1,937,423        0.0%
    Azimut Holding SpA                                           157,579   3,977,506        0.0%
#*  Banca Carige SpA                                             553,857     454,371        0.0%
    Banca Finnat Euramerica SpA                                  202,150      93,200        0.0%
    Banca Generali SpA                                           110,916   3,300,535        0.0%
    Banca IFIS SpA                                                50,100   1,436,128        0.0%
    Banca Mediolanum SpA                                         589,088   4,857,407        0.0%
#*  Banca Monte dei Paschi di Siena SpA                        2,032,316   1,647,418        0.0%
    Banca Popolare dell'Emilia Romagna SC                      2,193,243  12,860,228        0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                   672,810          --        0.0%
    Banca Popolare di Milano Scarl                            15,608,930  11,878,815        0.1%
    Banca Popolare di Sondrio SCARL                            1,171,709   4,382,604        0.0%
#   Banca Profilo SpA                                            708,896     184,018        0.0%
#   Banco di Desio e della Brianza SpA                            33,828      95,397        0.0%
    Banco Popolare SC                                            963,500   6,822,366        0.1%
    BasicNet SpA                                                  54,001     221,206        0.0%
*   Beghelli SpA                                                  52,121      23,698        0.0%
    BI Esse SpA                                                   43,975     669,905        0.0%
    Brembo SpA                                                    48,108   2,588,298        0.0%
#   Brunello Cucinelli SpA                                        36,583     718,307        0.0%
    Buzzi Unicem SpA                                             212,766   4,041,394        0.0%
#   Cairo Communication SpA                                       37,153     207,228        0.0%
    Cembre SpA                                                     4,534      70,849        0.0%
    Cementir Holding SpA                                         177,510     937,143        0.0%
    Cerved Information Solutions SpA                             123,106     992,434        0.0%
*   CIR-Compagnie Industriali Riunite SpA                      1,306,952   1,629,955        0.0%
#   CNH Industrial NV                                          1,464,786  11,261,097        0.1%
    Credito Emiliano SpA                                         274,027   1,982,577        0.0%
*   Credito Valtellinese SC                                    4,393,987   3,440,564        0.0%
#*  d'Amico International Shipping SA                            512,424     260,829        0.0%
    Danieli & C Officine Meccaniche SpA                           44,632     979,674        0.0%
    Datalogic SpA                                                 31,542     574,582        0.0%
    Davide Campari-Milano SpA                                    704,199   6,812,156        0.1%
    De' Longhi SpA                                                88,075   2,033,288        0.0%
    DeA Capital SpA                                               67,741     101,307        0.0%
    DiaSorin SpA                                                  35,032   2,047,844        0.0%
    Ei Towers SpA                                                 26,345   1,546,562        0.0%
    El.En. SpA                                                     6,520     322,576        0.0%
    Elica SpA                                                      6,214      13,879        0.0%
    Enel SpA                                                   3,370,856  15,319,954        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ITALY -- (Continued)
    Engineering SpA                                              19,267 $ 1,458,132        0.0%
    Eni SpA                                                   2,230,601  36,441,177        0.2%
#   Eni SpA Sponsored ADR                                       215,147   7,050,367        0.1%
    ERG SpA                                                     188,000   2,450,971        0.0%
    Esprinet SpA                                                120,403   1,053,227        0.0%
*   Eurotech SpA                                                 93,990     159,583        0.0%
    Falck Renewables SpA                                        501,252     557,405        0.0%
*   Ferrari NV(BD6G507)                                         159,399   7,203,984        0.1%
*   Ferrari NV(N3167Y103)                                           890      40,806        0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                       8,900      72,001        0.0%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                     1,593,992  12,832,710        0.1%
#*  Fincantieri SpA                                              56,038      23,138        0.0%
    FinecoBank Banca Fineco SpA                                 212,160   1,709,097        0.0%
*   Finmeccanica SpA                                            746,752   9,466,520        0.1%
    FNM SpA                                                     346,538     188,798        0.0%
#*  Geox SpA                                                    239,736     775,753        0.0%
*   Gruppo Editoriale L'Espresso SpA                            638,825     684,286        0.0%
    Gruppo MutuiOnline SpA                                       17,588     146,504        0.0%
    Hera SpA                                                  1,185,738   3,571,473        0.0%
*   IMMSI SpA                                                   773,083     386,532        0.0%
    Industria Macchine Automatiche SpA                           21,402   1,249,258        0.0%
*   Intek Group SpA                                           1,101,521     287,626        0.0%
    Interpump Group SpA                                         163,696   2,362,322        0.0%
    Intesa Sanpaolo SpA                                       7,444,239  20,693,495        0.1%
    Iren SpA                                                  1,058,296   1,959,665        0.0%
    Italcementi SpA                                             567,889   6,738,777        0.1%
    Italmobiliare SpA                                            23,987   1,045,130        0.0%
#*  Juventus Football Club SpA                                1,175,852     344,754        0.0%
    La Doria SpA                                                 23,017     335,393        0.0%
*   Landi Renzo SpA                                              30,812      17,909        0.0%
    Luxottica Group SpA                                          70,933   3,870,787        0.0%
    Luxottica Group SpA Sponsored ADR                            13,059     714,719        0.0%
#*  Maire Tecnimont SpA                                         226,472     689,433        0.0%
    MARR SpA                                                     51,226   1,043,527        0.0%
    Mediaset SpA                                              2,461,706  11,121,154        0.1%
    Mediobanca SpA                                            1,298,561  10,696,842        0.1%
    Moleskine SpA                                               147,900     341,125        0.0%
    Moncler SpA                                                 163,786   2,662,137        0.0%
    Nice SpA                                                     16,046      46,304        0.0%
    Parmalat SpA                                                921,812   2,570,974        0.0%
#   Piaggio & C SpA                                             302,261     671,809        0.0%
*   Pininfarina SpA                                               3,163       8,413        0.0%
#*  Prelios SpA                                                 159,284      16,331        0.0%
#   Prima Industrie SpA                                          17,258     217,707        0.0%
    Prysmian SpA                                                395,387   9,354,400        0.1%
#*  RCS MediaGroup SpA                                          229,810     148,343        0.0%
    Recordati SpA                                               171,017   4,351,689        0.0%
*   Reno de Medici SpA                                          482,213     194,860        0.0%
    Reply SpA                                                     7,568   1,077,689        0.0%
#*  Retelit SpA                                                 403,312     300,760        0.0%
    Sabaf SpA                                                     5,696      66,855        0.0%
    SAES Getters SpA                                             22,371     274,889        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
ITALY -- (Continued)
#*  Safilo Group SpA                                             135,020 $  1,193,143        0.0%
#*  Saipem SpA                                                17,228,150    8,278,201        0.1%
#   Salini Impregilo SpA                                         885,526    3,883,852        0.0%
#   Salvatore Ferragamo SpA                                       60,289    1,397,394        0.0%
#*  Saras SpA                                                    898,185    1,568,847        0.0%
    SAVE SpA                                                      29,792      459,455        0.0%
    Servizi Italia SpA                                             3,824       15,236        0.0%
#*  Snai SpA                                                      53,214       43,885        0.0%
    Snam SpA                                                     759,181    4,642,693        0.0%
    Societa Cattolica di Assicurazioni SCRL                      417,549    2,906,783        0.0%
    Societa Iniziative Autostradali e Servizi SpA                232,868    2,435,618        0.0%
*   Societa Partecipazioni Finanziarie SpA                       271,551           --        0.0%
*   Sogefi SpA                                                   102,184      186,890        0.0%
    SOL SpA                                                       49,276      434,794        0.0%
#   Tamburi Investment Partners SpA                               44,399      159,651        0.0%
*   Telecom Italia SpA                                        14,898,954   14,548,421        0.1%
*   Telecom Italia SpA Sponsored ADR                             331,845    3,238,807        0.0%
    Tenaris SA                                                   133,475    1,804,915        0.0%
    Tenaris SA ADR                                                20,107      544,296        0.0%
    Terna Rete Elettrica Nazionale SpA                         1,707,629    9,645,101        0.1%
*   Tiscali SpA                                                6,190,063      382,869        0.0%
#   Tod's SpA                                                     32,715    2,266,382        0.0%
#   Trevi Finanziaria Industriale SpA                            461,725      745,987        0.0%
#   TXT e-solutions SpA                                            5,965       51,302        0.0%
    UniCredit SpA                                              2,749,560   10,662,814        0.1%
    Unione di Banche Italiane SpA                              1,869,307    7,945,674        0.1%
    Unipol Gruppo Finanziario SpA                              2,001,584    8,593,463        0.1%
    UnipolSai SpA                                              2,919,703    6,832,252        0.1%
    Vittoria Assicurazioni SpA                                    83,852      854,204        0.0%
*   Yoox Net-A-Porter Group SpA                                   97,418    2,858,328        0.0%
    Zignago Vetro SpA                                             41,504      275,078        0.0%
                                                                         ------------        ---
TOTAL ITALY                                                               444,060,591        2.8%
                                                                         ------------        ---
JAPAN -- (20.2%)
    77 Bank, Ltd. (The)                                        1,134,372    3,979,789        0.0%
*   A&A Material Corp.                                            42,000       30,347        0.0%
    A&D Co., Ltd.                                                 47,000      167,666        0.0%
    ABC-Mart, Inc.                                                24,100    1,563,902        0.0%
    Accordia Golf Co., Ltd.                                      256,000    2,430,129        0.0%
    Achilles Corp.                                               462,000      590,223        0.0%
#*  Acom Co., Ltd.                                                43,500      226,924        0.0%
    AD Works Co., Ltd.                                           147,400       57,065        0.0%
    Adastria Co., Ltd.                                           108,100    3,582,515        0.0%
    ADEKA Corp.                                                  244,600    3,430,232        0.0%
#   Aderans Co., Ltd.                                             91,000      457,524        0.0%
    Advan Co., Ltd.                                               43,400      416,148        0.0%
    Advanex, Inc.                                                  6,800       74,840        0.0%
#   Advantest Corp.                                              306,000    2,905,077        0.0%
    Aeon Co., Ltd.                                             1,682,969   25,219,954        0.2%
    Aeon Delight Co., Ltd.                                        52,100    1,438,499        0.0%
#   Aeon Fantasy Co., Ltd.                                        28,100      619,528        0.0%
    AEON Financial Service Co., Ltd.                              70,200    1,566,776        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Aeon Hokkaido Corp.                                          48,500 $   229,798        0.0%
    Aeon Mall Co., Ltd.                                         129,020   1,774,430        0.0%
*   AGORA Hospitality Group Co., Ltd.                            41,000      15,192        0.0%
#   Agro-Kanesho Co., Ltd.                                       19,500     177,747        0.0%
    Ahresty Corp.                                                74,500     486,281        0.0%
#   Ai Holdings Corp.                                            58,500   1,671,656        0.0%
    Aica Kogyo Co., Ltd.                                        100,800   2,249,404        0.0%
    Aichi Bank, Ltd. (The)                                       25,600   1,164,958        0.0%
    Aichi Corp.                                                  88,700     668,420        0.0%
    Aichi Steel Corp.                                           398,000   1,686,677        0.0%
    Aichi Tokei Denki Co., Ltd.                                  70,000     198,142        0.0%
    Aida Engineering, Ltd.                                      118,900   1,084,766        0.0%
*   Aigan Co., Ltd.                                               3,200       6,403        0.0%
    Ain Holdings, Inc.                                           60,100   2,919,537        0.0%
    Aiphone Co., Ltd.                                            22,500     359,712        0.0%
    Air Water, Inc.                                             408,000   6,129,319        0.1%
    Airport Facilities Co., Ltd.                                 70,400     311,790        0.0%
    Aisan Industry Co., Ltd.                                    122,000     903,379        0.0%
    Aisin Seiki Co., Ltd.                                       389,782  15,146,849        0.1%
    AIT Corp.                                                    10,400      85,978        0.0%
    Aizawa Securities Co., Ltd.                                  92,600     490,662        0.0%
    Ajinomoto Co., Inc.                                         429,000   9,888,559        0.1%
#*  Akebono Brake Industry Co., Ltd.                            263,300     679,478        0.0%
    Akita Bank, Ltd. (The)                                      535,000   1,429,066        0.0%
    Albis Co., Ltd.                                               2,000      38,033        0.0%
    Alconix Corp.                                                33,900     489,642        0.0%
    Alfresa Holdings Corp.                                      227,100   4,373,272        0.1%
    Alinco, Inc.                                                 40,700     383,982        0.0%
#   Alpen Co., Ltd.                                              63,100   1,076,813        0.0%
    Alpha Corp.                                                   3,500      32,224        0.0%
    Alpha Systems, Inc.                                          12,020     192,154        0.0%
    Alpine Electronics, Inc.                                    190,000   2,338,575        0.0%
    Alps Electric Co., Ltd.                                     314,800   5,440,906        0.1%
    Alps Logistics Co., Ltd.                                     21,800     114,361        0.0%
    Altech Corp.                                                 14,000     275,138        0.0%
    Amada Holdings Co., Ltd.                                    695,700   6,989,342        0.1%
    Amano Corp.                                                 151,400   2,476,791        0.0%
    Amiyaki Tei Co., Ltd.                                        12,200     480,517        0.0%
#   Amuse, Inc.                                                  27,600     565,782        0.0%
    ANA Holdings, Inc.                                          505,000   1,410,131        0.0%
    Anest Iwata Corp.                                            76,100     798,242        0.0%
#   Anicom Holdings, Inc.                                        17,000     398,937        0.0%
    Anritsu Corp.                                               372,500   2,215,565        0.0%
    AOI Electronics Co., Ltd.                                     5,500     106,676        0.0%
    AOI Pro, Inc.                                                10,700      84,947        0.0%
    AOKI Holdings, Inc.                                         151,100   1,753,289        0.0%
    Aomori Bank, Ltd. (The)                                     641,000   1,963,433        0.0%
    Aoyama Trading Co., Ltd.                                    135,800   5,063,244        0.1%
    Aozora Bank, Ltd.                                         1,174,000   4,165,367        0.0%
#*  AP Co Co., Ltd.                                               6,800      70,782        0.0%
    Arakawa Chemical Industries, Ltd.                            47,900     406,660        0.0%
    Arata Corp.                                                  14,100     318,989        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Araya Industrial Co., Ltd.                                  104,000 $   116,978        0.0%
    Arcland Sakamoto Co., Ltd.                                   94,600     982,245        0.0%
    Arcland Service Co., Ltd.                                     7,400     207,298        0.0%
    Arcs Co., Ltd.                                               92,973   2,182,677        0.0%
#   Ardepro Co., Ltd.                                           318,700     338,587        0.0%
    Argo Graphics, Inc.                                           4,100      66,599        0.0%
    Ariake Japan Co., Ltd.                                       25,200   1,396,142        0.0%
#   Arisawa Manufacturing Co., Ltd.                             112,100     573,556        0.0%
*   Arrk Corp.                                                  125,100      97,594        0.0%
    Artnature, Inc.                                              36,600     303,464        0.0%
    As One Corp.                                                 31,790   1,146,285        0.0%
    Asahi Broadcasting Corp.                                      8,100      49,295        0.0%
    Asahi Co., Ltd.                                              54,700     811,325        0.0%
    Asahi Diamond Industrial Co., Ltd.                          140,700   1,403,991        0.0%
    Asahi Glass Co., Ltd.                                     1,436,000   8,409,863        0.1%
    Asahi Group Holdings, Ltd.                                  119,800   3,802,096        0.0%
    Asahi Holdings, Inc.                                         76,000   1,021,418        0.0%
    Asahi Intecc Co., Ltd.                                       52,800   2,540,124        0.0%
    Asahi Kasei Corp.                                         2,623,000  17,946,898        0.1%
    Asahi Kogyosha Co., Ltd.                                     31,000     131,033        0.0%
    Asahi Net, Inc.                                               5,600      24,829        0.0%
    ASAHI YUKIZAI Corp.                                         233,000     439,696        0.0%
    Asante, Inc.                                                  8,600     117,075        0.0%
#   Asanuma Corp.                                               207,000     474,832        0.0%
    Asatsu-DK, Inc.                                              82,700   2,053,532        0.0%
    Asax Co., Ltd.                                                2,200      27,318        0.0%
    Ashikaga Holdings Co., Ltd.                                 402,800   1,185,171        0.0%
#   Ashimori Industry Co., Ltd.                                 157,000     218,745        0.0%
#*  Asia Growth Capital, Ltd.                                   225,800     170,963        0.0%
    Asia Pile Holdings Corp.                                     35,200     131,368        0.0%
#   Asics Corp.                                                 192,100   3,804,611        0.0%
#   ASKA Pharmaceutical Co., Ltd.                                65,200     827,506        0.0%
    ASKUL Corp.                                                  24,100     947,587        0.0%
    Astellas Pharma, Inc.                                       216,200   2,914,934        0.0%
    Asunaro Aoki Construction Co., Ltd.                          42,800     263,156        0.0%
#   Ateam, Inc.                                                  11,600     166,806        0.0%
#   Atom Corp.                                                  102,300     622,622        0.0%
    Atsugi Co., Ltd.                                            521,000     554,679        0.0%
    Autobacs Seven Co., Ltd.                                    132,900   2,292,964        0.0%
    Avex Group Holdings, Inc.                                   145,300   1,821,225        0.0%
    Awa Bank, Ltd. (The)                                        641,000   3,259,815        0.0%
    Axell Corp.                                                  21,300     165,252        0.0%
    Axial Retailing, Inc.                                        17,700     564,334        0.0%
    Azbil Corp.                                                 130,700   3,353,537        0.0%
    Bandai Namco Holdings, Inc.                                 144,200   3,069,916        0.0%
    Bando Chemical Industries, Ltd.                             240,000   1,169,734        0.0%
#   Bank of Iwate, Ltd. (The)                                    50,900   1,921,741        0.0%
    Bank of Kochi, Ltd. (The)                                   115,000     118,805        0.0%
    Bank of Kyoto, Ltd. (The)                                   717,000   4,809,404        0.1%
#   Bank of Nagoya, Ltd. (The)                                  528,000   1,751,048        0.0%
    Bank of Okinawa, Ltd. (The)                                  55,150   1,820,477        0.0%
    Bank of Saga, Ltd. (The)                                    415,000     839,614        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
    Bank of the Ryukyus, Ltd.                                 102,300 $ 1,181,351        0.0%
    Belc Co., Ltd.                                             27,838   1,107,355        0.0%
    Belluna Co., Ltd.                                         160,500     806,953        0.0%
#   Benefit One, Inc.                                          17,700     401,359        0.0%
#   Benesse Holdings, Inc.                                    152,200   4,318,147        0.0%
    Best Denki Co., Ltd.                                      227,400     243,771        0.0%
    Bic Camera, Inc.                                          243,600   2,372,719        0.0%
    BML, Inc.                                                  33,400   1,423,560        0.0%
#   Bookoff Corp.                                              35,600     290,049        0.0%
    BP Castrol KK                                              16,800     198,925        0.0%
    Bridgestone Corp.                                         273,100  10,052,103        0.1%
    Broadleaf Co., Ltd.                                        60,400     596,876        0.0%
#   Broccoli Co., Ltd.                                         48,000     159,266        0.0%
    BRONCO BILLY Co., Ltd.                                     10,000     278,295        0.0%
    Brother Industries, Ltd.                                  619,400   7,021,736        0.1%
    Bunka Shutter Co., Ltd.                                   146,600   1,235,643        0.0%
    C Uyemura & Co., Ltd.                                       3,700     158,715        0.0%
    CAC Holdings Corp.                                         29,200     224,173        0.0%
    Calbee, Inc.                                               51,900   2,020,528        0.0%
    Calsonic Kansei Corp.                                     526,000   3,592,643        0.0%
#   Can Do Co., Ltd.                                           25,400     381,941        0.0%
    Canare Electric Co., Ltd.                                     700      12,447        0.0%
    Canon Electronics, Inc.                                    67,300     972,063        0.0%
    Canon Marketing Japan, Inc.                               115,600   2,071,814        0.0%
    Canon, Inc.                                               288,934   8,079,382        0.1%
#   Canon, Inc. Sponsored ADR                                  57,577   1,608,126        0.0%
    Capcom Co., Ltd.                                          131,200   3,022,234        0.0%
    Career Design Center Co., Ltd.                              5,500      44,612        0.0%
#   Carlit Holdings Co., Ltd.                                  48,700     215,100        0.0%
#   Casio Computer Co., Ltd.                                  234,200   4,456,102        0.1%
    Cawachi, Ltd.                                              65,900   1,543,489        0.0%
    Central Glass Co., Ltd.                                   679,000   3,785,244        0.0%
    Central Japan Railway Co.                                  29,700   5,202,717        0.1%
#   Central Security Patrols Co., Ltd.                         10,000     204,644        0.0%
    Central Sports Co., Ltd.                                    4,600      97,425        0.0%
    Century Tokyo Leasing Corp.                               133,730   4,547,220        0.1%
    Chiba Bank, Ltd. (The)                                    732,000   3,696,615        0.0%
    Chiba Kogyo Bank, Ltd. (The)                              169,000     741,830        0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.               1,300       9,723        0.0%
    Chimney Co., Ltd.                                           6,000     161,576        0.0%
    Chino Corp.                                                13,300     122,903        0.0%
    Chiyoda Co., Ltd.                                          52,400   1,352,806        0.0%
#   Chiyoda Corp.                                             280,000   2,123,424        0.0%
    Chiyoda Integre Co., Ltd.                                  45,100     901,737        0.0%
    Chofu Seisakusho Co., Ltd.                                 47,000   1,086,981        0.0%
    Chori Co., Ltd.                                            34,100     491,020        0.0%
#   Chubu Electric Power Co., Inc.                            270,100   3,557,797        0.0%
    Chubu Shiryo Co., Ltd.                                     75,800     566,544        0.0%
    Chudenko Corp.                                             92,200   1,814,226        0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                            304,000     558,552        0.0%
*   Chugai Mining Co., Ltd.                                   259,700      52,706        0.0%
    Chugai Pharmaceutical Co., Ltd.                            20,800     700,974        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Chugai Ro Co., Ltd.                                         140,000 $  249,256        0.0%
    Chugoku Bank, Ltd. (The)                                    369,600  3,820,717        0.0%
#   Chugoku Electric Power Co., Inc. (The)                      126,800  1,645,674        0.0%
    Chugoku Marine Paints, Ltd.                                 188,000  1,331,836        0.0%
    Chukyo Bank, Ltd. (The)                                     369,000    762,795        0.0%
    Chuo Gyorui Co., Ltd.                                        38,000     93,069        0.0%
    Chuo Spring Co., Ltd.                                        60,000    164,049        0.0%
    Ci:z Holdings Co., Ltd.                                      47,200    960,922        0.0%
#   Citizen Holdings Co., Ltd.                                  672,150  3,791,327        0.0%
    CKD Corp.                                                   163,600  1,329,376        0.0%
#   Clarion Co., Ltd.                                           488,000  1,480,013        0.0%
    Cleanup Corp.                                                71,900    464,321        0.0%
#   CMIC Holdings Co., Ltd.                                      38,800    572,965        0.0%
#*  CMK Corp.                                                   244,200    913,963        0.0%
    Coca-Cola East Japan Co., Ltd.                              173,267  3,174,407        0.0%
    Coca-Cola West Co., Ltd.                                    225,002  6,099,013        0.1%
    Cocokara fine, Inc.                                          39,620  1,764,914        0.0%
    COLOPL, Inc.                                                 60,400  1,193,135        0.0%
#   Colowide Co., Ltd.                                           84,300  1,373,180        0.0%
    Computer Engineering & Consulting, Ltd.                      49,200    712,980        0.0%
    COMSYS Holdings Corp.                                       232,000  3,488,254        0.0%
*   Concordia Financial Group, Ltd.                           1,242,286  5,982,588        0.1%
    CONEXIO Corp.                                                50,100    568,696        0.0%
#   COOKPAD, Inc.                                                77,700  1,111,152        0.0%
    Corona Corp.                                                 35,300    345,555        0.0%
    Cosel Co., Ltd.                                              35,500    349,134        0.0%
    Cosmo Energy Holdings Co., Ltd.                             175,700  2,229,381        0.0%
    Cosmos Initia Co., Ltd.                                      17,500     67,841        0.0%
#   Cosmos Pharmaceutical Corp.                                   8,900  1,523,659        0.0%
    Create Medic Co., Ltd.                                        3,500     28,258        0.0%
#   Create Restaurants Holdings, Inc.                            49,500    452,947        0.0%
    Create SD Holdings Co., Ltd.                                 45,900  1,100,641        0.0%
    Credit Saison Co., Ltd.                                     343,700  6,320,044        0.1%
    Cresco, Ltd.                                                 34,200    547,979        0.0%
#*  CROOZ, Inc.                                                  11,000    226,610        0.0%
*   Cross Plus, Inc.                                              2,000     11,249        0.0%
    CTI Engineering Co., Ltd.                                    39,300    352,429        0.0%
#   CyberAgent, Inc.                                             28,800  1,350,161        0.0%
#   Cybernet Systems Co., Ltd.                                    8,000     54,016        0.0%
    DA Consortium, Inc.                                          82,600    616,551        0.0%
    Dai Nippon Printing Co., Ltd.                               506,000  4,745,501        0.1%
    Dai Nippon Toryo Co., Ltd.                                  333,000    582,283        0.0%
    Dai-Dan Co., Ltd.                                            50,000    354,448        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                     468,300  5,628,821        0.1%
#   Dai-ichi Seiko Co., Ltd.                                     38,200    422,546        0.0%
    Daibiru Corp.                                               167,500  1,461,640        0.0%
    Daicel Corp.                                                566,200  7,072,939        0.1%
    Daido Kogyo Co., Ltd.                                        90,000    155,772        0.0%
    Daido Metal Co., Ltd.                                       108,900    800,054        0.0%
    Daido Steel Co., Ltd.                                       962,000  3,250,441        0.0%
#   Daidoh, Ltd.                                                 59,300    260,737        0.0%
    Daifuku Co., Ltd.                                           194,300  3,475,026        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
#   Daihatsu Diesel Manufacturing Co., Ltd.                      54,300 $   294,351        0.0%
#   Daihatsu Motor Co., Ltd.                                    465,800   6,216,125        0.1%
    Daihen Corp.                                                259,000   1,290,259        0.0%
    Daiho Corp.                                                 263,000   1,115,090        0.0%
    Daiichi Jitsugyo Co., Ltd.                                  133,000     604,675        0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                        9,200     250,179        0.0%
    Daiichi Sankyo Co., Ltd.                                    417,500   9,839,382        0.1%
    Daiichikosho Co., Ltd.                                       81,400   3,412,432        0.0%
    Daiken Corp.                                                155,000     440,024        0.0%
#   Daiken Medical Co., Ltd.                                     30,600     246,209        0.0%
    Daiki Aluminium Industry Co., Ltd.                           84,000     212,156        0.0%
    Daikin Industries, Ltd.                                      53,400   4,238,836        0.0%
#   Daikoku Denki Co., Ltd.                                      26,000     312,479        0.0%
    Daikokutenbussan Co., Ltd.                                   17,000     764,044        0.0%
    Daikyo, Inc.                                                916,392   1,467,493        0.0%
    Daikyonishikawa Corp.                                         8,600     118,515        0.0%
    Dainichi Co., Ltd.                                           12,700      70,527        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     211,000     870,709        0.0%
    Dainippon Screen Manufacturing Co., Ltd.                    517,000   3,988,774        0.0%
#   Daio Paper Corp.                                            297,000   2,929,061        0.0%
#   Daisan Bank, Ltd. (The)                                     444,000     631,876        0.0%
    Daiseki Co., Ltd.                                            68,925   1,278,008        0.0%
    Daiseki Eco. Solution Co., Ltd.                               4,700      49,540        0.0%
    Daishi Bank, Ltd. (The)                                   1,015,000   3,518,350        0.0%
#*  Daishinku Corp.                                             127,000     282,224        0.0%
    Daisue Construction Co., Ltd.                                13,100      86,932        0.0%
    Daisyo Corp.                                                 23,700     307,269        0.0%
    Daito Bank, Ltd. (The)                                      271,000     433,552        0.0%
    Daito Electron Co., Ltd.                                     13,700      85,581        0.0%
#   Daito Pharmaceutical Co., Ltd.                               36,500     957,483        0.0%
    Daito Trust Construction Co., Ltd.                           38,600   5,459,283        0.1%
    Daiwa House Industry Co., Ltd.                              292,700   7,819,980        0.1%
    Daiwa Industries, Ltd.                                       84,700     726,042        0.0%
    Daiwa Securities Group, Inc.                              2,185,000  12,725,053        0.1%
    Daiwabo Holdings Co., Ltd.                                  785,000   1,543,988        0.0%
#   DC Co., Ltd.                                                 35,900     109,725        0.0%
#   DCM Holdings Co., Ltd.                                      373,180   2,821,263        0.0%
#   Dena Co., Ltd.                                              311,800   5,247,439        0.1%
    Denka Co., Ltd.                                           1,532,000   6,449,048        0.1%
#   Denki Kogyo Co., Ltd.                                        80,000     357,137        0.0%
    Densan System Co., Ltd.                                         800      11,750        0.0%
    Denso Corp.                                                 193,700   7,362,764        0.1%
    Dentsu, Inc.                                                 84,600   4,298,442        0.0%
    Denyo Co., Ltd.                                              36,900     395,836        0.0%
    Descente, Ltd.                                               77,000   1,071,005        0.0%
    DIC Corp.                                                 2,664,000   6,128,018        0.1%
#   Digital Garage, Inc.                                         21,100     422,535        0.0%
    Dip Corp.                                                    29,500     695,453        0.0%
    Disco Corp.                                                  35,600   3,025,502        0.0%
#   DKS Co., Ltd.                                               161,000     501,447        0.0%
#   DMG Mori Co., Ltd.                                          455,700   5,112,719        0.1%
    DMW Corp.                                                       900      15,303        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Don Quijote Holdings Co., Ltd.                               47,800 $1,700,523        0.0%
    Doshisha Co., Ltd.                                           50,200    942,538        0.0%
    Doutor Nichires Holdings Co., Ltd.                          101,623  1,784,120        0.0%
#   Dowa Holdings Co., Ltd.                                     734,500  4,602,003        0.1%
#*  Dream Incubator, Inc.                                         6,200    126,585        0.0%
    DSB Co., Ltd.                                                34,200    233,021        0.0%
    DTS Corp.                                                    58,400  1,155,843        0.0%
#   Dunlop Sports Co., Ltd.                                      39,300    358,733        0.0%
#   Duskin Co., Ltd.                                            127,400  2,318,030        0.0%
    Dydo Drinco, Inc.                                            20,900  1,055,536        0.0%
    Dynic Corp.                                                  14,000     19,445        0.0%
    Eagle Industry Co., Ltd.                                     83,600  1,099,131        0.0%
#   Earth Chemical Co., Ltd.                                     17,400    723,896        0.0%
    East Japan Railway Co.                                       68,500  6,026,359        0.1%
    Ebara Corp.                                               1,442,000  6,565,580        0.1%
#   Ebara Jitsugyo Co., Ltd.                                     20,300    235,960        0.0%
    Eco's Co., Ltd.                                               2,800     36,357        0.0%
#   EDION Corp.                                                 290,100  2,347,262        0.0%
#   Ehime Bank, Ltd. (The)                                      537,000  1,114,475        0.0%
    Eidai Co., Ltd.                                              38,000    144,363        0.0%
    Eighteenth Bank, Ltd. (The)                                 457,000  1,078,902        0.0%
    Eiken Chemical Co., Ltd.                                     40,800    747,002        0.0%
    Eisai Co., Ltd.                                              33,500  2,073,639        0.0%
    Eizo Corp.                                                   61,600  1,538,511        0.0%
    Elecom Co., Ltd.                                             57,000    956,266        0.0%
    Electric Power Development Co., Ltd.                         59,200  1,784,173        0.0%
    Elematec Corp.                                               21,903    375,061        0.0%
    EM Systems Co., Ltd.                                         13,600    149,583        0.0%
    en-japan, Inc.                                               35,400    567,546        0.0%
    Endo Lighting Corp.                                          38,400    329,676        0.0%
    Enplas Corp.                                                 39,000  1,102,746        0.0%
*   Enshu, Ltd.                                                 100,000     64,582        0.0%
    EPS Holdings, Inc.                                           50,900    637,521        0.0%
    ES-CON JAPAN, Ltd.                                          110,100    252,925        0.0%
    ESCRIT, Inc.                                                  3,800     20,979        0.0%
    ESPEC Corp.                                                  74,500    996,332        0.0%
#*  euglena Co., Ltd.                                            20,800    292,187        0.0%
#   Excel Co., Ltd.                                              31,900    407,872        0.0%
#   Exedy Corp.                                                 113,700  2,653,807        0.0%
    Ezaki Glico Co., Ltd.                                        53,800  2,748,276        0.0%
#   F-Tech, Inc.                                                 27,900    263,798        0.0%
#   F@N Communications, Inc.                                     66,400    465,901        0.0%
    Faith, Inc.                                                  11,480    140,570        0.0%
    FALCO HOLDINGS Co., Ltd.                                     18,500    231,812        0.0%
#   FamilyMart Co., Ltd.                                         39,500  2,084,597        0.0%
    Fancl Corp.                                                  83,200  1,110,494        0.0%
    FANUC Corp.                                                  26,200  3,870,314        0.0%
    Fast Retailing Co., Ltd.                                     11,900  3,133,296        0.0%
    FCC Co., Ltd.                                               121,000  2,022,631        0.0%
#*  FDK Corp.                                                   200,000    168,317        0.0%
    Feed One Co., Ltd.                                          241,520    266,073        0.0%
    Felissimo Corp.                                               1,200     11,411        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Ferrotec Corp.                                              111,000 $ 1,079,363        0.0%
    FIDEA Holdings Co., Ltd.                                    553,100     871,245        0.0%
    Fields Corp.                                                 42,600     634,225        0.0%
#   Financial Products Group Co., Ltd.                          113,700   1,357,415        0.0%
#   FINDEX, Inc.                                                 23,400     288,722        0.0%
*   First Baking Co., Ltd.                                       12,000      12,164        0.0%
#   First Juken Co., Ltd.                                        13,900     163,420        0.0%
    FJ Next Co., Ltd.                                            60,700     283,419        0.0%
    Foster Electric Co., Ltd.                                    87,700   1,824,830        0.0%
    FP Corp.                                                     66,800   2,954,657        0.0%
    France Bed Holdings Co., Ltd.                                48,200     443,919        0.0%
    Freund Corp.                                                 10,000     113,496        0.0%
    FTGroup Co., Ltd.                                            37,900     242,318        0.0%
#   Fudo Tetra Corp.                                            565,600     695,269        0.0%
    Fuji Co., Ltd.                                               43,100     958,931        0.0%
    Fuji Corp., Ltd.                                             78,900     497,891        0.0%
    Fuji Electric Co., Ltd.                                   1,354,000   5,761,596        0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.           10,000      26,119        0.0%
    Fuji Heavy Industries, Ltd.                                 355,200  11,662,985        0.1%
    Fuji Kiko Co., Ltd.                                          69,000     274,094        0.0%
    Fuji Kosan Co., Ltd.                                         11,000      42,729        0.0%
#   Fuji Kyuko Co., Ltd.                                         81,000   1,082,723        0.0%
    Fuji Machine Manufacturing Co., Ltd.                         77,900     799,986        0.0%
    Fuji Media Holdings, Inc.                                   113,000   1,279,642        0.0%
*   Fuji Oil Co., Ltd.                                          249,700     772,164        0.0%
    Fuji Oil Holdings, Inc.                                     164,800   3,065,577        0.0%
    Fuji Pharma Co., Ltd.                                        17,300     304,953        0.0%
    Fuji Seal International, Inc.                                56,600   1,925,438        0.0%
    Fuji Soft, Inc.                                              79,200   1,796,299        0.0%
    Fujibo Holdings, Inc.                                       376,000     730,965        0.0%
    Fujicco Co., Ltd.                                            41,600     886,095        0.0%
    FUJIFILM Holdings Corp.                                     223,275   9,165,050        0.1%
    Fujikura Kasei Co., Ltd.                                     65,200     293,723        0.0%
    Fujikura Rubber, Ltd.                                        57,000     229,980        0.0%
    Fujikura, Ltd.                                            1,022,000   4,953,900        0.1%
    Fujimi, Inc.                                                 52,300     693,134        0.0%
    Fujimori Kogyo Co., Ltd.                                     41,000     950,457        0.0%
    Fujio Food System Co., Ltd.                                   3,600      82,776        0.0%
#*  Fujisash Co., Ltd.                                          369,900     326,948        0.0%
    Fujishoji Co., Ltd.                                          25,200     232,378        0.0%
#   Fujita Kanko, Inc.                                          127,000     549,618        0.0%
    Fujitec Co., Ltd.                                           177,500   1,755,142        0.0%
    Fujitsu Frontech, Ltd.                                       39,300     358,846        0.0%
    Fujitsu General, Ltd.                                       187,000   3,233,032        0.0%
    Fujitsu, Ltd.                                             3,128,292  10,930,556        0.1%
*   Fujiya Co., Ltd.                                            116,000     210,495        0.0%
    FuKoKu Co., Ltd.                                             24,900     198,734        0.0%
    Fukuda Corp.                                                 70,000     765,812        0.0%
    Fukuda Denshi Co., Ltd.                                       1,300      70,980        0.0%
    Fukui Bank, Ltd. (The)                                      758,000   1,455,897        0.0%
    Fukuoka Financial Group, Inc.                             1,488,600   5,088,766        0.1%
#   Fukushima Bank, Ltd. (The)                                  817,000     688,890        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Fukushima Industries Corp.                                   38,900 $  862,044        0.0%
#   Fukuyama Transporting Co., Ltd.                             412,000  2,110,564        0.0%
    FULLCAST Holdings Co., Ltd..                                 29,700    197,087        0.0%
    Fumakilla, Ltd.                                              21,000    127,075        0.0%
#*  Funai Electric Co., Ltd.                                     50,100    420,080        0.0%
    Funai Soken Holdings, Inc.                                   49,080    744,634        0.0%
#   Furukawa Battery Co., Ltd. (The)                             72,000    440,264        0.0%
    Furukawa Co., Ltd.                                          796,000  1,151,488        0.0%
    Furukawa Electric Co., Ltd.                               2,348,067  5,748,831        0.1%
    Furuno Electric Co., Ltd.                                    90,500    510,969        0.0%
    Furusato Industries, Ltd.                                    22,700    342,236        0.0%
    Furuya Metal Co., Ltd.                                        1,400     21,708        0.0%
    Fuso Chemical Co., Ltd.                                      16,700    256,454        0.0%
    Fuso Pharmaceutical Industries, Ltd.                        216,000    518,800        0.0%
    Futaba Corp.                                                108,700  1,649,992        0.0%
#   Futaba Industrial Co., Ltd.                                 195,000    902,582        0.0%
    Future Corp.                                                 53,000    357,509        0.0%
    Fuyo General Lease Co., Ltd.                                 54,800  2,301,211        0.0%
    G-7 Holdings, Inc.                                           14,800    163,975        0.0%
    G-Tekt Corp.                                                 64,400    675,666        0.0%
    Gakken Holdings Co., Ltd.                                   163,000    368,043        0.0%
#   GCA Savvian Corp.                                            34,200    316,019        0.0%
    Gecoss Corp.                                                 46,200    470,889        0.0%
    Genki Sushi Co., Ltd.                                         7,100    137,894        0.0%
#   Genky Stores, Inc.                                           16,000    498,870        0.0%
#   Geo Holdings Corp.                                          117,200  1,935,543        0.0%
    Giken, Ltd.                                                  10,000    176,424        0.0%
#   GLOBERIDE, Inc.                                              34,999    437,440        0.0%
    Glory, Ltd.                                                 153,500  5,027,319        0.1%
    GMO internet, Inc.                                          119,600  1,404,285        0.0%
    GMO Payment Gateway, Inc.                                    26,900  1,718,904        0.0%
    Godo Steel, Ltd.                                            514,000    934,632        0.0%
#   Goldcrest Co., Ltd.                                          56,930    815,166        0.0%
#   Goldwin, Inc.                                                13,600    523,507        0.0%
    Gourmet Kineya Co., Ltd.                                     26,000    240,789        0.0%
    Grandy House Corp.                                           38,100    115,941        0.0%
    Gree, Inc.                                                  418,200  2,343,732        0.0%
    GS Yuasa Corp.                                            1,018,000  4,172,966        0.0%
#   GSI Creos Corp.                                             147,000    154,115        0.0%
#   Gulliver International Co., Ltd.                            111,600  1,096,993        0.0%
#   Gun-Ei Chemical Industry Co., Ltd.                          170,000    472,801        0.0%
#   GungHo Online Entertainment, Inc.                           390,500  1,022,095        0.0%
    Gunma Bank, Ltd. (The)                                      916,000  3,626,731        0.0%
    Gunze, Ltd.                                                 615,000  1,718,575        0.0%
    Gurunavi, Inc.                                               55,300  1,308,662        0.0%
#   H-One Co., Ltd.                                              22,700    109,873        0.0%
    H2O Retailing Corp.                                         293,160  4,810,434        0.1%
    HABA Laboratories, Inc.                                       1,600     46,681        0.0%
    Hachijuni Bank, Ltd. (The)                                  946,700  4,138,818        0.0%
    Hagihara Industries, Inc.                                    16,200    382,311        0.0%
    Hagiwara Electric Co., Ltd.                                   9,700    170,001        0.0%
    Hagoromo Foods Corp.                                          3,000     33,536        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Hakudo Co., Ltd.                                              5,600 $    52,971        0.0%
    Hakuhodo DY Holdings, Inc.                                  317,900   3,583,876        0.0%
    Hakuto Co., Ltd.                                             42,500     355,715        0.0%
    Hamakyorex Co., Ltd.                                         49,900     894,310        0.0%
    Hamamatsu Photonics K.K.                                     86,200   2,395,567        0.0%
    HANEDA ZENITH HOLDINGS Co., Ltd.                             30,200      51,288        0.0%
    Hankyu Hanshin Holdings, Inc.                             1,356,000   8,595,012        0.1%
    Hanwa Co., Ltd.                                             618,000   2,761,873        0.0%
    Happinet Corp.                                               48,100     401,633        0.0%
    Hard Off Corp. Co., Ltd.                                     20,800     284,197        0.0%
    Harima Chemicals Group, Inc.                                 27,400     126,146        0.0%
#   Harmonic Drive Systems, Inc.                                 27,200     609,269        0.0%
    Haruyama Trading Co., Ltd.                                    6,500      47,049        0.0%
    Haseko Corp.                                                495,700   4,482,401        0.1%
*   Hayashikane Sangyo Co., Ltd.                                216,000     197,761        0.0%
    Hazama Ando Corp.                                           583,280   2,845,263        0.0%
    Heiwa Corp.                                                 134,700   2,829,468        0.0%
    Heiwa Real Estate Co., Ltd.                                 155,200   1,923,846        0.0%
    Heiwado Co., Ltd.                                            95,700   1,962,002        0.0%
    Helios Techno Holdings Co., Ltd.                             18,600      63,691        0.0%
    HI-LEX Corp.                                                 33,600     866,648        0.0%
    Hibiya Engineering, Ltd.                                     54,200     754,183        0.0%
    Hiday Hidaka Corp.                                           26,875     635,478        0.0%
    Hikari Tsushin, Inc.                                         22,100   1,655,339        0.0%
#   Himaraya Co., Ltd.                                            6,000      56,328        0.0%
    Hino Motors, Ltd.                                           159,600   1,539,985        0.0%
    Hioki EE Corp.                                                7,600     161,362        0.0%
    Hirakawa Hewtech Corp.                                       10,200      78,863        0.0%
#   Hiramatsu, Inc.                                              46,800     300,300        0.0%
    Hirose Electric Co., Ltd.                                     6,900     834,527        0.0%
    Hiroshima Bank, Ltd. (The)                                1,115,000   4,036,661        0.0%
    Hiroshima Gas Co., Ltd.                                      40,500     131,303        0.0%
#   HIS Co., Ltd.                                               120,976   2,987,931        0.0%
    Hisaka Works, Ltd.                                           47,800     348,373        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                           42,300   2,001,220        0.0%
    Hitachi Capital Corp.                                       171,200   3,656,431        0.0%
    Hitachi Chemical Co., Ltd.                                  240,700   4,042,250        0.0%
#   Hitachi Construction Machinery Co., Ltd.                    345,400   5,483,860        0.1%
    Hitachi High-Technologies Corp.                             129,500   3,503,964        0.0%
    Hitachi Koki Co., Ltd.                                      183,200   1,239,394        0.0%
    Hitachi Kokusai Electric, Inc.                              188,000   1,970,624        0.0%
    Hitachi Maxell, Ltd.                                         35,500     533,699        0.0%
    Hitachi Metals, Ltd.                                        367,830   3,735,002        0.0%
    Hitachi Transport System, Ltd.                              122,200   2,047,898        0.0%
    Hitachi Zosen Corp.                                         572,200   2,904,243        0.0%
    Hitachi, Ltd.                                             5,141,000  23,557,221        0.2%
    Hitachi, Ltd. ADR                                            86,823   3,936,121        0.0%
    Hito Communications, Inc.                                     7,900     145,933        0.0%
    Hochiki Corp.                                                59,800     661,242        0.0%
    Hodogaya Chemical Co., Ltd.                                 186,000     377,761        0.0%
    Hogy Medical Co., Ltd.                                       26,400   1,470,265        0.0%
    Hokkaido Electric Power Co., Inc.                           376,800   3,434,524        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Hokkaido Gas Co., Ltd.                                      102,000 $   261,879        0.0%
    Hokkan Holdings, Ltd.                                       121,000     364,768        0.0%
    Hokko Chemical Industry Co., Ltd.                            51,000     145,964        0.0%
    Hokkoku Bank, Ltd. (The)                                    871,000   2,462,255        0.0%
    Hokuetsu Bank, Ltd. (The)                                   684,000   1,173,826        0.0%
    Hokuetsu Industries Co., Ltd.                                60,600     369,426        0.0%
#   Hokuetsu Kishu Paper Co., Ltd.                              433,895   2,743,707        0.0%
    Hokuhoku Financial Group, Inc.                            3,037,000   3,823,707        0.0%
#   Hokuriku Electric Industry Co., Ltd.                        231,000     280,151        0.0%
    Hokuriku Electric Power Co.                                 181,900   2,382,390        0.0%
#   Hokuriku Electrical Construction Co., Ltd.                    2,000      14,633        0.0%
#   Hokuto Corp.                                                 48,100     937,882        0.0%
    Honda Motor Co., Ltd.                                     1,287,400  34,741,479        0.2%
    Honda Motor Co., Ltd. Sponsored ADR                         404,561  10,906,965        0.1%
    Honeys Co., Ltd.                                             60,230     621,681        0.0%
#   Hoosiers Holdings                                            99,200     450,978        0.0%
#   Horiba, Ltd.                                                 87,300   3,295,057        0.0%
    Hoshizaki Electric Co., Ltd.                                 29,300   2,458,950        0.0%
    Hosiden Corp.                                               208,600   1,315,211        0.0%
    Hosokawa Micron Corp.                                       114,000     588,335        0.0%
    House Foods Group, Inc.                                     163,900   3,144,886        0.0%
    Howa Machinery, Ltd.                                         46,300     232,212        0.0%
    Hoya Corp.                                                  117,500   4,499,575        0.1%
    Hulic Co., Ltd.                                             105,300   1,048,046        0.0%
#   Hurxley Corp.                                                 3,300      31,707        0.0%
    Hyakugo Bank, Ltd. (The)                                    770,000   2,838,511        0.0%
    Hyakujushi Bank, Ltd. (The)                                 763,000   2,203,702        0.0%
    I-Net Corp.                                                  14,100     147,791        0.0%
    Ibiden Co., Ltd.                                            407,905   5,133,299        0.1%
    IBJ Leasing Co., Ltd.                                        77,600   1,335,992        0.0%
    Ichibanya Co., Ltd.                                           4,566     288,733        0.0%
    Ichiken Co., Ltd.                                            78,000     200,455        0.0%
#   Ichikoh Industries, Ltd.                                    155,000     345,448        0.0%
    Ichinen Holdings Co., Ltd.                                   52,972     470,590        0.0%
    Ichiyoshi Securities Co., Ltd.                               94,100     775,840        0.0%
    Icom, Inc.                                                    8,700     168,813        0.0%
    Idec Corp.                                                   57,900     531,637        0.0%
#   Idemitsu Kosan Co., Ltd.                                    212,800   4,545,883        0.1%
#   Ihara Chemical Industry Co., Ltd.                            63,200     809,052        0.0%
#   IHI Corp.                                                 3,568,000   7,737,203        0.1%
    Iida Group Holdings Co., Ltd.                               168,796   3,152,449        0.0%
    Iino Kaiun Kaisha, Ltd.                                     273,700   1,065,170        0.0%
    IJT Technology Holdings Co., Ltd.                            22,760      55,569        0.0%
#   Ikegami Tsushinki Co., Ltd.                                 228,000     277,713        0.0%
    Imagica Robot Holdings, Inc.                                 19,200      67,632        0.0%
    Imasen Electric Industrial                                   52,500     461,982        0.0%
    Imperial Hotel, Ltd.                                         15,100     335,549        0.0%
    Inaba Denki Sangyo Co., Ltd.                                 65,700   2,062,899        0.0%
    Inaba Seisakusho Co., Ltd.                                   34,500     420,567        0.0%
    Inabata & Co., Ltd.                                         138,300   1,347,078        0.0%
    Inageya Co., Ltd.                                            35,200     461,055        0.0%
    Ines Corp.                                                   71,500     746,723        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Infocom Corp.                                                41,200 $   634,799        0.0%
    Infomart Corp.                                               36,900     330,411        0.0%
    Information Services International-Dentsu, Ltd.              34,900     639,919        0.0%
    Innotech Corp.                                               66,700     261,938        0.0%
    Inpex Corp.                                               1,036,100   8,236,830        0.1%
    Intage Holdings, Inc.                                        21,700     276,516        0.0%
    Internet Initiative Japan, Inc.                              90,100   1,764,889        0.0%
    Inui Global Logistics Co., Ltd.                              60,000     481,568        0.0%
    Iriso Electronics Co., Ltd.                                  26,000   1,238,146        0.0%
    Ise Chemicals Corp.                                          18,000      80,414        0.0%
#   Iseki & Co., Ltd.                                           777,000   1,653,532        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                            309,140   3,280,511        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              1,460,000   1,003,602        0.0%
    Ishii Iron Works Co., Ltd.                                   29,000      40,469        0.0%
#   Ishizuka Glass Co., Ltd.                                     21,000      34,115        0.0%
    Isuzu Motors, Ltd.                                          995,200  10,648,914        0.1%
#   IT Holdings Corp.                                           224,900   5,314,762        0.1%
*   Itfor, Inc.                                                  50,900     222,784        0.0%
#   Ito En, Ltd.                                                 67,900   2,072,525        0.0%
    ITOCHU Corp.                                              1,002,800  12,744,186        0.1%
    Itochu Enex Co., Ltd.                                       149,900   1,227,229        0.0%
    Itochu Techno-Solutions Corp.                                91,900   1,800,903        0.0%
    Itochu-Shokuhin Co., Ltd.                                    12,800     487,542        0.0%
#*  Itoham Yonekyu Holdings, Inc.                               356,646   2,711,716        0.0%
    Itoki Corp.                                                 165,200   1,038,058        0.0%
    IwaiCosmo Holdings, Inc.                                     70,500     657,216        0.0%
    Iwaki & Co., Ltd.                                            32,000      60,753        0.0%
    Iwasaki Electric Co., Ltd.                                  217,000     370,127        0.0%
    Iwatani Corp.                                               613,000   3,600,918        0.0%
*   Iwatsu Electric Co., Ltd.                                   334,000     218,772        0.0%
    Iyo Bank, Ltd. (The)                                        555,857   3,652,598        0.0%
#   Izumi Co., Ltd.                                              57,200   2,209,936        0.0%
#*  Izutsuya Co., Ltd.                                          204,000      96,556        0.0%
    J Front Retailing Co., Ltd.                                 568,300   6,827,520        0.1%
    J Trust Co., Ltd.                                           245,700   1,862,432        0.0%
    J-Oil Mills, Inc.                                           354,000   1,141,017        0.0%
    JAC Recruitment Co., Ltd.                                    11,300     139,275        0.0%
    Jaccs Co., Ltd.                                             234,000     922,213        0.0%
    Jafco Co., Ltd.                                              86,100   2,381,987        0.0%
#   Jalux, Inc.                                                   6,800     129,428        0.0%
#   Jamco Corp.                                                  17,600     450,341        0.0%
#*  Janome Sewing Machine Co., Ltd.                              69,499     378,181        0.0%
    Japan Airlines Co., Ltd.                                      5,300     190,770        0.0%
#   Japan Airport Terminal Co., Ltd.                             59,800   2,134,108        0.0%
    Japan Asia Group, Ltd.                                       32,100     145,863        0.0%
    Japan Aviation Electronics Industry, Ltd.                   195,000   2,603,030        0.0%
    Japan Cash Machine Co., Ltd.                                 11,500      93,330        0.0%
#*  Japan Communications, Inc.                                   55,700     103,763        0.0%
    Japan Digital Laboratory Co., Ltd.                           45,600     616,841        0.0%
#*  Japan Display, Inc.                                       1,186,200   2,270,615        0.0%
#   Japan Drilling Co., Ltd.                                     21,500     487,459        0.0%
    Japan Exchange Group, Inc.                                  273,600   4,074,792        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Japan Foundation Engineering Co., Ltd.                       43,900 $   171,598        0.0%
#   Japan Material Co., Ltd.                                      9,600     229,745        0.0%
    Japan Medical Dynamic Marketing, Inc.                        33,200     204,978        0.0%
    Japan Oil Transportation Co., Ltd.                            2,000       4,269        0.0%
    Japan Petroleum Exploration Co., Ltd.                        53,500   1,245,450        0.0%
    Japan Property Management Center Co., Ltd.                   16,900     243,422        0.0%
    Japan Pulp & Paper Co., Ltd.                                199,000     589,983        0.0%
#   Japan Radio Co., Ltd.                                       202,000     508,809        0.0%
    Japan Securities Finance Co., Ltd.                          117,100     456,259        0.0%
    Japan Steel Works, Ltd. (The)                               873,000   3,382,131        0.0%
    Japan Tobacco, Inc.                                         248,700  10,161,364        0.1%
    Japan Transcity Corp.                                        86,000     282,310        0.0%
    Japan Wool Textile Co., Ltd. (The)                          194,100   1,355,159        0.0%
    Jastec Co., Ltd.                                             12,500     107,421        0.0%
    JBCC Holdings, Inc.                                          41,200     253,881        0.0%
    JCU Corp.                                                    15,600     489,998        0.0%
    Jeol, Ltd.                                                  300,000   1,355,631        0.0%
    JFE Holdings, Inc.                                          579,408   8,131,028        0.1%
#   JGC Corp.                                                   320,000   5,457,583        0.1%
    Jimoto Holdings, Inc.                                       206,400     273,917        0.0%
#   Jin Co., Ltd.                                                21,000     774,623        0.0%
    JK Holdings Co., Ltd.                                        22,800      97,621        0.0%
#   JMS Co., Ltd.                                                48,000     128,152        0.0%
#   Joban Kosan Co., Ltd.                                        75,000     105,903        0.0%
    Joshin Denki Co., Ltd.                                       83,000     658,625        0.0%
    Joyo Bank, Ltd. (The)                                     1,264,000   4,405,179        0.1%
#   JP-Holdings, Inc.                                           105,700     385,843        0.0%
    JSP Corp.                                                    27,700     476,775        0.0%
    JSR Corp.                                                   330,300   4,527,808        0.1%
    JTEKT Corp.                                                 354,300   4,511,534        0.1%
#   Juki Corp.                                                  120,699   1,061,937        0.0%
    Juroku Bank, Ltd. (The)                                   1,001,000   2,955,271        0.0%
    Justsystems Corp.                                            56,700     459,266        0.0%
#   JVC Kenwood Corp.                                           441,070   1,096,196        0.0%
    JX Holdings, Inc.                                         2,450,170  10,530,598        0.1%
    K&O Energy Group, Inc.                                       45,000     528,912        0.0%
#   K's Holdings Corp.                                          107,220   3,603,525        0.0%
#   kabu.com Securities Co., Ltd.                               461,600   1,475,929        0.0%
    Kabuki-Za Co., Ltd.                                           1,000      46,913        0.0%
*   Kadokawa Dwango                                              76,753   1,088,164        0.0%
    Kaga Electronics Co., Ltd.                                   62,900     743,667        0.0%
#   Kagome Co., Ltd.                                              8,200     175,076        0.0%
    Kajima Corp.                                                402,000   2,497,290        0.0%
#   Kakaku.com, Inc.                                            131,900   2,375,664        0.0%
    Kaken Pharmaceutical Co., Ltd.                               56,500   3,086,772        0.0%
#   Kakiyasu Honten Co., Ltd.                                     2,800      49,039        0.0%
    Kameda Seika Co., Ltd.                                       27,000   1,087,514        0.0%
    Kamei Corp.                                                  73,300     660,401        0.0%
    Kamigumi Co., Ltd.                                          501,000   4,491,881        0.1%
    Kanaden Corp.                                                39,100     304,501        0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                51,000     285,557        0.0%
#   Kanamoto Co., Ltd.                                          107,000   2,750,484        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Kandenko Co., Ltd.                                          326,000 $ 2,318,116        0.0%
    Kaneka Corp.                                                686,000   5,741,627        0.1%
    Kaneko Seeds Co., Ltd.                                          900       8,838        0.0%
    Kanematsu Corp.                                           1,410,000   2,123,379        0.0%
    Kanematsu Electronics, Ltd.                                  18,000     312,095        0.0%
*   Kansai Electric Power Co., Inc. (The)                       296,100   2,607,790        0.0%
#   Kansai Paint Co., Ltd.                                      162,000   2,833,322        0.0%
    Kansai Super Market, Ltd.                                     1,500      12,495        0.0%
    Kansai Urban Banking Corp.                                   90,400     857,221        0.0%
#   Kanto Denka Kogyo Co., Ltd.                                 154,000   1,115,904        0.0%
    Kao Corp.                                                   101,100   5,592,546        0.1%
#   Kappa Create Co., Ltd.                                       24,800     287,498        0.0%
    Kasai Kogyo Co., Ltd.                                        81,300     779,537        0.0%
    Katakura & Co-op Agri Corp.                                  20,000      39,642        0.0%
#   Katakura Industries Co., Ltd.                                91,800     990,421        0.0%
    Kato Sangyo Co., Ltd.                                        70,800   1,740,598        0.0%
    Kato Works Co., Ltd.                                        149,128     570,748        0.0%
#   KAWADA TECHNOLOGIES, Inc.                                    14,700     448,012        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            21,800     396,922        0.0%
    Kawakin Holdings Co., Ltd.                                   10,000      26,368        0.0%
    Kawasaki Heavy Industries, Ltd.                           2,604,000   7,303,305        0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                           28,000      82,073        0.0%
#   Kawasaki Kisen Kaisha, Ltd.                               2,932,000   6,251,663        0.1%
    Kawasumi Laboratories, Inc.                                  41,800     305,800        0.0%
#   KDDI Corp.                                                  620,700  17,879,719        0.1%
#   Keihan Holdings Co., Ltd.                                   769,000   5,575,995        0.1%
    Keihanshin Building Co., Ltd.                               112,600     609,722        0.0%
    Keihin Co., Ltd.                                            107,000     132,276        0.0%
    Keihin Corp.                                                158,700   2,305,888        0.0%
    Keikyu Corp.                                                199,000   1,801,375        0.0%
    Keio Corp.                                                  257,000   2,263,642        0.0%
    Keisei Electric Railway Co., Ltd.                           233,000   3,205,581        0.0%
    Keiyo Bank, Ltd. (The)                                      849,000   3,103,489        0.0%
#   Keiyo Co., Ltd.                                             106,600     518,609        0.0%
    Kenedix, Inc.                                               436,300   1,864,744        0.0%
    Kenko Mayonnaise Co., Ltd.                                   15,000     315,048        0.0%
    Kewpie Corp.                                                143,900   3,756,329        0.0%
#   Key Coffee, Inc.                                             39,400     667,341        0.0%
    Keyence Corp.                                                 4,905   2,940,020        0.0%
    KFC Holdings Japan, Ltd.                                      6,400     115,173        0.0%
*   KI Holdings Co., Ltd.                                        20,000      57,076        0.0%
#   Kikkoman Corp.                                              101,050   3,219,821        0.0%
#   Kimoto Co., Ltd.                                            123,000     192,364        0.0%
    Kimura Chemical Plants Co., Ltd.                             20,500      69,828        0.0%
    Kimura Unity Co., Ltd.                                        2,000      19,342        0.0%
    Kinden Corp.                                                272,000   3,194,692        0.0%
    King Jim Co., Ltd.                                            3,500      27,429        0.0%
#   Kinki Sharyo Co., Ltd.                                      106,000     303,651        0.0%
*   Kintetsu Department Store Co., Ltd.                          47,000     130,204        0.0%
    Kintetsu Group Holdings Co., Ltd.                           794,000   3,265,343        0.0%
    Kintetsu World Express, Inc.                                102,000   1,334,575        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        159,000   1,107,101        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.                                    670,780 $ 9,674,519        0.1%
    Kirindo Holdings Co., Ltd.                                    6,600      61,009        0.0%
    Kissei Pharmaceutical Co., Ltd.                              33,500     770,558        0.0%
    Kita-Nippon Bank, Ltd. (The)                                 22,800     578,081        0.0%
    Kitagawa Iron Works Co., Ltd.                               286,000     510,005        0.0%
    Kitamura Co., Ltd.                                              900       6,718        0.0%
    Kitano Construction Corp.                                   122,000     292,979        0.0%
#   Kito Corp.                                                   52,100     359,125        0.0%
    Kitz Corp.                                                  283,800   1,150,376        0.0%
    Kiyo Bank, Ltd. (The)                                       181,900   2,183,886        0.0%
#*  KLab, Inc.                                                  114,700     615,344        0.0%
*   KNT-CT Holdings Co., Ltd.                                   381,000     560,208        0.0%
    Koa Corp.                                                   104,900     738,265        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                   42,000     249,693        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                           21,200   1,688,636        0.0%
#   Kobe Bussan Co., Ltd.                                        15,300     330,447        0.0%
*   Kobe Electric Railway Co., Ltd.                              26,000      87,632        0.0%
    Kobe Steel, Ltd.                                          7,178,000   6,892,455        0.1%
    Kobelco Eco-Solutions Co., Ltd.                              32,000     127,569        0.0%
    Kogi Corp.                                                   13,000      19,157        0.0%
    Kohnan Shoji Co., Ltd.                                       82,400   1,405,451        0.0%
    Kohsoku Corp.                                                15,800     122,983        0.0%
    Koike Sanso Kogyo Co., Ltd.                                  40,000      91,064        0.0%
    Koito Manufacturing Co., Ltd.                               151,300   6,554,963        0.1%
*   Kojima Co., Ltd.                                            125,000     298,080        0.0%
#   Kokusai Co., Ltd.                                            17,300     199,811        0.0%
    Kokuyo Co., Ltd.                                            347,864   4,557,503        0.1%
#   KOMAIHALTEC, Inc.                                           121,000     259,252        0.0%
    Komatsu Seiren Co., Ltd.                                     95,300     528,565        0.0%
    Komatsu Wall Industry Co., Ltd.                               5,600      87,301        0.0%
    Komatsu, Ltd.                                               663,200  11,390,402        0.1%
#   Komehyo Co., Ltd.                                            17,600     222,788        0.0%
    Komeri Co., Ltd.                                            101,400   2,542,772        0.0%
    Komori Corp.                                                181,300   2,131,774        0.0%
    Konaka Co., Ltd.                                             66,180     320,558        0.0%
    Konami Holdings Corp.                                       173,162   5,459,704        0.1%
#   Kondotec, Inc.                                               39,100     315,932        0.0%
    Konica Minolta, Inc.                                        929,800   8,025,631        0.1%
    Konishi Co., Ltd.                                            98,000   1,229,987        0.0%
    Konoike Transport Co., Ltd.                                  84,100     980,147        0.0%
#*  Kosaido Co., Ltd.                                               600       1,802        0.0%
#   Kose Corp.                                                   49,800   4,554,953        0.1%
#   Kosei Securities Co., Ltd. (The)                            168,000     196,648        0.0%
#   Koshidaka Holdings Co., Ltd.                                 11,600     228,100        0.0%
    Kotobuki Spirits Co., Ltd.                                   24,000     466,989        0.0%
#   Kourakuen Holdings Corp.                                      6,900      95,297        0.0%
    Krosaki Harima Corp.                                        156,000     345,322        0.0%
    KRS Corp.                                                    23,600     585,928        0.0%
#   KU Holdings Co., Ltd.                                        15,600     102,459        0.0%
    Kubota Corp.                                                 86,000   1,252,749        0.0%
    Kubota Corp. Sponsored ADR                                   43,382   3,200,724        0.0%
    Kumagai Gumi Co., Ltd.                                    1,061,000   2,870,382        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Kura Corp.                                                 30,500 $1,310,778        0.0%
    Kurabo Industries, Ltd.                                   655,000  1,150,657        0.0%
    Kuraray Co., Ltd.                                         736,900  9,342,445        0.1%
    Kureha Corp.                                              512,000  1,756,468        0.0%
    Kurimoto, Ltd.                                            372,000    561,460        0.0%
    Kurita Water Industries, Ltd.                             192,400  4,626,441        0.1%
    Kuriyama Holdings Corp.                                    16,500    150,277        0.0%
    Kuroda Electric Co., Ltd.                                 118,600  1,828,921        0.0%
    Kusuri No Aoki Co., Ltd.                                   23,400  1,233,156        0.0%
    KYB Corp.                                                 686,000  2,292,574        0.0%
    Kyocera Corp.                                              75,730  3,757,734        0.0%
    Kyocera Corp. Sponsored ADR                                57,109  2,786,919        0.0%
    Kyodo Printing Co., Ltd.                                  225,000    665,272        0.0%
    Kyoei Steel, Ltd.                                          71,700  1,107,783        0.0%
    Kyokuto Boeki Kaisha, Ltd.                                 71,796    140,064        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           92,700    912,984        0.0%
#   Kyokuto Securities Co., Ltd.                               62,100    719,227        0.0%
#   Kyokuyo Co., Ltd.                                         218,000    522,240        0.0%
    KYORIN Holdings, Inc.                                     113,500  2,239,499        0.0%
#   Kyoritsu Maintenance Co., Ltd.                             36,887  2,805,218        0.0%
#   Kyoritsu Printing Co., Ltd.                                82,400    211,524        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                   152,000    473,862        0.0%
#   Kyoto Kimono Yuzen Co., Ltd.                               17,300    145,140        0.0%
    Kyowa Electronic Instruments Co., Ltd.                     65,500    237,375        0.0%
    Kyowa Exeo Corp.                                          243,200  2,749,318        0.0%
    Kyowa Hakko Kirin Co., Ltd.                               174,000  3,093,379        0.0%
    Kyowa Leather Cloth Co., Ltd.                              15,100    113,957        0.0%
#   Kyudenko Corp.                                            110,000  2,793,349        0.0%
#   Kyushu Electric Power Co., Inc.                           176,500  1,771,479        0.0%
    Kyushu Financial Group, Inc.                              789,200  4,142,420        0.0%
#   LAC Co., Ltd.                                              13,800    137,373        0.0%
#   Land Business Co., Ltd.                                    17,200     41,022        0.0%
#*  Laox Co., Ltd.                                            539,000    558,192        0.0%
    Lasertec Corp.                                             58,800    764,470        0.0%
    Lawson, Inc.                                               34,400  2,662,670        0.0%
    LEC, Inc.                                                  18,400    228,653        0.0%
    Leopalace21 Corp.                                         608,500  3,651,319        0.0%
    Life Corp.                                                 30,100    804,541        0.0%
#   Link And Motivation, Inc.                                  51,100     65,715        0.0%
    Lintec Corp.                                              130,400  2,499,752        0.0%
    Lion Corp.                                                360,000  4,429,512        0.1%
#*  Livesense, Inc.                                            10,800     44,581        0.0%
    LIXIL Group Corp.                                         365,919  7,661,678        0.1%
    Lonseal Corp.                                              23,000     31,527        0.0%
    Look, Inc.                                                102,000    155,680        0.0%
    M3, Inc.                                                   56,300  1,518,774        0.0%
    Mabuchi Motor Co., Ltd.                                    32,900  1,637,652        0.0%
    Macnica Fuji Electronics Holdings, Inc.                   107,750  1,193,186        0.0%
    Maeda Corp.                                               426,000  3,254,442        0.0%
    Maeda Kosen Co., Ltd.                                      39,700    416,017        0.0%
    Maeda Road Construction Co., Ltd.                         163,000  2,969,584        0.0%
    Maezawa Kasei Industries Co., Ltd.                         42,500    393,715        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Maezawa Kyuso Industries Co., Ltd.                           20,000 $   260,742        0.0%
    Makino Milling Machine Co., Ltd.                            365,000   2,192,897        0.0%
    Makita Corp.                                                 92,800   5,854,140        0.1%
    Makita Corp. Sponsored ADR                                   12,396     778,841        0.0%
    Mamezou Holdings Co., Ltd.                                    4,200      24,999        0.0%
#   Mamiya-Op Co., Ltd.                                         148,000     195,791        0.0%
    Mandom Corp.                                                 31,800   1,439,274        0.0%
#   Mani, Inc.                                                   20,600     338,360        0.0%
    Mars Engineering Corp.                                       29,100     523,646        0.0%
    Marubeni Corp.                                            2,058,359  10,926,292        0.1%
    Marubun Corp.                                                50,700     348,530        0.0%
    Marudai Food Co., Ltd.                                      399,000   1,668,503        0.0%
#*  Maruei Department Store Co., Ltd.                            27,000      22,829        0.0%
#   Marufuji Sheet Piling Co., Ltd.                              16,000      34,502        0.0%
    Maruha Nichiro Corp.                                        120,882   2,697,786        0.0%
    Marui Group Co., Ltd.                                       353,300   5,397,590        0.1%
    Maruichi Steel Tube, Ltd.                                    34,500   1,003,407        0.0%
    Maruka Machinery Co., Ltd.                                   16,400     193,652        0.0%
    Marusan Securities Co., Ltd.                                127,800   1,157,062        0.0%
    Maruwa Co., Ltd.                                             30,100     854,736        0.0%
    Maruwa Unyu Kikan Co., Ltd.                                   5,800     144,261        0.0%
    Maruyama Manufacturing Co., Inc.                            106,000     170,206        0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                6,400      21,466        0.0%
    Maruzen Showa Unyu Co., Ltd.                                152,000     565,038        0.0%
#   Marvelous, Inc.                                              57,700     468,889        0.0%
    Matsuda Sangyo Co., Ltd.                                     41,062     443,461        0.0%
    Matsui Construction Co., Ltd.                                51,100     354,647        0.0%
    Matsui Securities Co., Ltd.                                  82,900     714,456        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                          84,300   4,126,219        0.0%
#   Matsuya Co., Ltd.                                            29,600     232,606        0.0%
    Matsuya Foods Co., Ltd.                                      18,700     483,150        0.0%
    Max Co., Ltd.                                                71,000     757,411        0.0%
    Maxvalu Nishinihon Co., Ltd.                                  1,700      24,682        0.0%
#   Maxvalu Tokai Co., Ltd.                                      15,800     251,863        0.0%
    Mazda Motor Corp.                                           909,900  13,863,500        0.1%
#   McDonald's Holdings Co. Japan, Ltd.                          44,700   1,116,720        0.0%
#   MEC Co., Ltd.                                                37,800     267,523        0.0%
#   Medical System Network Co., Ltd.                             17,000      98,379        0.0%
    Medipal Holdings Corp.                                      257,700   4,077,127        0.0%
#   Megachips Corp.                                              60,500     622,062        0.0%
    Megmilk Snow Brand Co., Ltd.                                127,200   2,947,586        0.0%
    Meidensha Corp.                                             622,000   2,597,465        0.0%
    MEIJI Holdings Co., Ltd.                                    124,620   9,603,430        0.1%
    Meiji Shipping Co., Ltd.                                     32,900     110,554        0.0%
*   Meiko Electronics Co., Ltd.                                  54,300     149,544        0.0%
    Meiko Network Japan Co., Ltd.                                48,400     533,806        0.0%
    Meisei Industrial Co., Ltd.                                 113,400     515,044        0.0%
    Meitec Corp.                                                 37,000   1,283,455        0.0%
    Meito Sangyo Co., Ltd.                                       14,900     182,745        0.0%
#   Meiwa Corp.                                                  61,200     204,247        0.0%
    Meiwa Estate Co., Ltd.                                       37,300     208,270        0.0%
    Melco Holdings, Inc.                                         37,600     745,958        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Mesco, Inc.                                                   6,000 $    46,136        0.0%
#   Michinoku Bank, Ltd. (The)                                  798,091   1,305,836        0.0%
#   Micronics Japan Co., Ltd.                                    98,400     875,292        0.0%
    Mie Bank, Ltd. (The)                                        327,000     610,904        0.0%
    Mikuni Corp.                                                 31,200     100,515        0.0%
    Milbon Co., Ltd.                                             17,736     777,303        0.0%
    MIMAKI ENGINEERING Co., Ltd.                                 33,600     162,111        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                      74,400     714,040        0.0%
    Minato Bank, Ltd. (The)                                     596,000     854,365        0.0%
    Minebea Co., Ltd.                                           641,000   5,250,421        0.1%
#   Ministop Co., Ltd.                                           62,600   1,010,496        0.0%
    Miraca Holdings, Inc.                                        89,600   3,807,742        0.0%
    Miraial Co., Ltd.                                             2,100      14,796        0.0%
    Mirait Holdings Corp.                                       221,130   1,938,272        0.0%
    Miroku Jyoho Service Co., Ltd.                               42,800     423,644        0.0%
#   Misawa Homes Co., Ltd.                                      115,000     793,825        0.0%
    MISUMI Group, Inc.                                          200,700   2,771,621        0.0%
    Mitani Corp.                                                 31,000     893,270        0.0%
    Mitani Sekisan Co., Ltd.                                        700      10,840        0.0%
    Mito Securities Co., Ltd.                                   190,200     494,858        0.0%
    Mitsuba Corp.                                               116,500   1,667,843        0.0%
    Mitsubishi Chemical Holdings Corp.                        3,380,200  17,639,703        0.1%
    Mitsubishi Corp.                                            623,900  10,486,887        0.1%
    Mitsubishi Electric Corp.                                 1,199,000  12,742,263        0.1%
    Mitsubishi Estate Co., Ltd.                                 189,073   3,592,879        0.0%
    Mitsubishi Gas Chemical Co., Inc.                           804,000   4,408,984        0.1%
    Mitsubishi Heavy Industries, Ltd.                         3,162,000  11,239,677        0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                              103,000     200,452        0.0%
#   Mitsubishi Logistics Corp.                                  272,000   3,718,529        0.0%
    Mitsubishi Materials Corp.                                2,928,200   9,287,610        0.1%
#   Mitsubishi Motors Corp.                                   1,043,400   4,199,005        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       100,600     454,189        0.0%
*   Mitsubishi Paper Mills, Ltd.                                877,000     667,912        0.0%
    Mitsubishi Pencil Co., Ltd.                                  33,700   1,605,216        0.0%
    Mitsubishi Research Institute, Inc.                           8,500     269,190        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                30,500     787,184        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                    496,000     826,072        0.0%
    Mitsubishi Tanabe Pharma Corp.                              169,800   3,023,204        0.0%
    Mitsubishi UFJ Financial Group, Inc.                      6,194,700  28,587,377        0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        1,791,677   8,241,714        0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                    613,000   2,671,543        0.0%
    Mitsuboshi Belting, Ltd.                                    142,000   1,123,114        0.0%
    Mitsui & Co., Ltd.                                          586,500   7,164,238        0.1%
    Mitsui & Co., Ltd. Sponsored ADR                             15,092   3,641,624        0.0%
    Mitsui Chemicals, Inc.                                    2,549,065   8,454,069        0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.               2,980,000   4,601,926        0.1%
    Mitsui Fudosan Co., Ltd.                                    267,000   6,520,788        0.1%
    Mitsui High-Tec, Inc.                                        92,600     567,712        0.0%
    Mitsui Home Co., Ltd.                                        84,000     384,268        0.0%
    Mitsui Matsushima Co., Ltd.                                 435,000     451,754        0.0%
    Mitsui Mining & Smelting Co., Ltd.                        2,175,000   4,081,851        0.0%
    Mitsui OSK Lines, Ltd.                                    2,457,000   5,221,232        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
JAPAN -- (Continued)
    Mitsui Sugar Co., Ltd.                                       247,000 $ 1,114,066        0.0%
    Mitsui-Soko Holdings Co., Ltd.                               375,000   1,004,001        0.0%
#   Mitsumi Electric Co., Ltd.                                   289,300   1,402,453        0.0%
    Mitsumura Printing Co., Ltd.                                  15,000      28,108        0.0%
    Mitsuuroko Group Holdings Co., Ltd.                           41,200     198,669        0.0%
#   Miyaji Engineering Group, Inc.                               202,000     276,327        0.0%
    Miyazaki Bank, Ltd. (The)                                    480,000   1,218,209        0.0%
#   Miyoshi Oil & Fat Co., Ltd.                                  274,000     313,438        0.0%
    Mizuho Financial Group, Inc.                              17,400,060  26,081,147        0.2%
#   Mizuno Corp.                                                 324,605   1,542,029        0.0%
#   Mochida Pharmaceutical Co., Ltd.                              24,299   1,807,071        0.0%
    Modec, Inc.                                                   74,200   1,129,361        0.0%
#   Monex Group, Inc.                                            680,200   1,754,724        0.0%
#   Money Partners Group Co., Ltd.                                39,300     234,367        0.0%
    MONEY SQUARE HOLDINGS, Inc.                                   15,000     158,181        0.0%
    Monogatari Corp. (The)                                        14,400     679,675        0.0%
#   MonotaRO Co., Ltd.                                            97,000   2,912,643        0.0%
#   MORESCO Corp.                                                 23,600     251,890        0.0%
    Morinaga & Co., Ltd.                                         450,000   2,154,809        0.0%
    Morinaga Milk Industry Co., Ltd.                             628,000   3,292,981        0.0%
    Morita Holdings Corp.                                         80,900     964,391        0.0%
    Morito Co., Ltd.                                              19,900     155,324        0.0%
    Morozoff, Ltd.                                                74,000     299,663        0.0%
    Mory Industries, Inc.                                         77,000     207,988        0.0%
#   Mr Max Corp.                                                  50,900     138,512        0.0%
    MS&AD Insurance Group Holdings, Inc.                         220,074   5,812,479        0.1%
#   MTI, Ltd.                                                     58,200     407,713        0.0%
    Murata Manufacturing Co., Ltd.                                48,600   6,337,987        0.1%
#   Musashi Seimitsu Industry Co., Ltd.                           76,500   1,460,246        0.0%
    Musashino Bank, Ltd. (The)                                   102,000   2,569,051        0.0%
#   Mutoh Holdings Co., Ltd.                                      93,000     192,375        0.0%
    N Field Co., Ltd.                                             14,600     249,038        0.0%
    Nabtesco Corp.                                               196,600   4,435,139        0.1%
#   NAC Co., Ltd.                                                 36,100     286,105        0.0%
#   Nachi-Fujikoshi Corp.                                        717,000   2,310,008        0.0%
    Nafco Co., Ltd.                                                  200       3,296        0.0%
    Nagaileben Co., Ltd.                                          17,200     350,994        0.0%
#   Nagano Bank, Ltd. (The)                                      312,000     537,438        0.0%
    Nagano Keiki Co., Ltd.                                        14,300      82,108        0.0%
    Nagase & Co., Ltd.                                           330,600   3,665,889        0.0%
    Nagatanien Holdings Co., Ltd.                                 15,000     154,017        0.0%
    Nagawa Co., Ltd.                                               2,700      69,969        0.0%
#   Nagoya Railroad Co., Ltd.                                    769,000   3,878,404        0.0%
*   Naigai Co., Ltd.                                             122,000      52,014        0.0%
    Nakabayashi Co., Ltd.                                        101,000     251,695        0.0%
    Nakamuraya Co., Ltd.                                          47,000     196,929        0.0%
    Nakanishi, Inc.                                               19,500     639,100        0.0%
    Nakano Corp.                                                  26,400     121,023        0.0%
*   Nakayama Steel Works, Ltd.                                   965,000     594,398        0.0%
    Namura Shipbuilding Co., Ltd.                                141,548   1,049,421        0.0%
    Nankai Electric Railway Co., Ltd.                            570,000   3,020,326        0.0%
    Nanto Bank, Ltd. (The)                                       727,000   2,055,511        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Natori Co., Ltd.                                             14,600 $   224,870        0.0%
    NDS Co., Ltd.                                                81,000     220,157        0.0%
#   NEC Capital Solutions, Ltd.                                  27,800     386,697        0.0%
    NEC Corp.                                                 5,353,800  13,029,936        0.1%
    NEC Networks & System Integration Corp.                      79,000   1,225,187        0.0%
    NET One Systems Co., Ltd.                                   267,500   1,388,979        0.0%
    Neturen Co., Ltd.                                           105,100     721,038        0.0%
#*  New Japan Chemical Co., Ltd.                                 57,600      94,447        0.0%
*   New Japan Radio Co., Ltd.                                    65,400     249,009        0.0%
    Nexon Co., Ltd.                                             125,900   1,890,436        0.0%
#   Next Co., Ltd.                                               81,400     910,235        0.0%
    Nexyz Group Corp.                                             3,700      54,849        0.0%
    NGK Insulators, Ltd.                                        155,000   3,183,166        0.0%
    NGK Spark Plug Co., Ltd.                                    256,900   5,123,447        0.1%
    NH Foods, Ltd.                                              245,000   5,460,901        0.1%
    NHK Spring Co., Ltd.                                        441,700   3,887,801        0.0%
    Nice Holdings, Inc.                                         214,000     269,857        0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                          122,950   2,923,435        0.0%
    Nichia Steel Works, Ltd.                                     41,000      86,128        0.0%
    Nichias Corp.                                               256,000   1,658,249        0.0%
    Nichiban Co., Ltd.                                           73,000     425,832        0.0%
    Nichicon Corp.                                              185,300   1,248,293        0.0%
    Nichiden Corp.                                                9,200     247,202        0.0%
    Nichiha Corp.                                                85,200   1,298,723        0.0%
#   Nichii Gakkan Co.                                           126,900     956,340        0.0%
    Nichimo Co., Ltd.                                            48,000      79,307        0.0%
    Nichirei Corp.                                              779,000   6,780,575        0.1%
    Nichireki Co., Ltd.                                          91,000     653,554        0.0%
    Nichirin Co., Ltd.                                           14,400     152,158        0.0%
    Nidec Corp.                                                  35,678   2,614,257        0.0%
    Nidec Corp. Sponsored ADR                                    20,578     372,668        0.0%
#   Nifco, Inc.                                                 118,700   5,665,969        0.1%
    NIFTY Corp.                                                  18,700     184,915        0.0%
#   Nihon Chouzai Co., Ltd.                                      13,760     452,857        0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                  64,400     418,009        0.0%
    Nihon Eslead Corp.                                           22,600     210,837        0.0%
    Nihon Flush Co., Ltd.                                        19,900     186,703        0.0%
#   Nihon House Holdings Co., Ltd.                              157,000     529,169        0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                11,000      79,940        0.0%
#   Nihon Kohden Corp.                                          110,000   2,738,608        0.0%
    Nihon M&A Center, Inc.                                       55,300   3,184,725        0.0%
#   Nihon Nohyaku Co., Ltd.                                     145,500     761,043        0.0%
    Nihon Parkerizing Co., Ltd.                                 184,900   1,630,891        0.0%
#   Nihon Plast Co., Ltd.                                        35,800     290,561        0.0%
    Nihon Tokushu Toryo Co., Ltd.                                32,600     254,491        0.0%
    Nihon Trim Co., Ltd.                                         16,300   1,111,267        0.0%
#   Nihon Unisys, Ltd.                                          174,700   2,139,370        0.0%
    Nihon Yamamura Glass Co., Ltd.                              259,000     389,677        0.0%
#   Nikkiso Co., Ltd.                                           243,600   1,876,032        0.0%
    Nikko Co., Ltd.                                              60,000     179,969        0.0%
    Nikkon Holdings Co., Ltd.                                   198,900   3,693,949        0.0%
#   Nikon Corp.                                                 298,100   4,345,523        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Nintendo Co., Ltd.                                           10,500 $ 1,421,710        0.0%
    Nippi, Inc.                                                   4,000      30,675        0.0%
    Nippo Corp.                                                 181,000   3,001,087        0.0%
    Nippon Air Conditioning Services Co., Ltd.                   12,600      60,637        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                   469,000     807,326        0.0%
#   Nippon Carbide Industries Co., Inc.                         256,000     374,612        0.0%
#   Nippon Carbon Co., Ltd.                                     348,000     703,809        0.0%
#   Nippon Ceramic Co., Ltd.                                     12,000     216,102        0.0%
#   Nippon Chemi-Con Corp.                                      505,000     672,234        0.0%
#   Nippon Chemical Industrial Co., Ltd.                        249,000     464,764        0.0%
    Nippon Chemiphar Co., Ltd.                                   70,000     307,425        0.0%
    Nippon Chutetsukan K.K.                                      36,000      50,934        0.0%
#   Nippon Coke & Engineering Co., Ltd.                         567,400     409,430        0.0%
#   Nippon Concrete Industries Co., Ltd.                        141,200     356,344        0.0%
    Nippon Denko Co., Ltd.                                      427,850     685,818        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                              83,200   1,617,498        0.0%
    Nippon Electric Glass Co., Ltd.                           1,044,000   5,527,381        0.1%
    Nippon Express Co., Ltd.                                  1,015,000   4,631,871        0.1%
    Nippon Felt Co., Ltd.                                        15,100      62,257        0.0%
    Nippon Filcon Co., Ltd.                                      16,300      64,696        0.0%
    Nippon Fine Chemical Co., Ltd.                               30,400     209,120        0.0%
    Nippon Flour Mills Co., Ltd.                                508,000   3,921,830        0.0%
    Nippon Gas Co., Ltd.                                         93,500   2,176,552        0.0%
#   Nippon Hume Corp.                                            71,500     376,687        0.0%
    Nippon Kanzai Co., Ltd.                                      16,000     244,804        0.0%
    Nippon Kasei Chemical Co., Ltd.                              26,000      27,043        0.0%
    Nippon Kayaku Co., Ltd.                                     371,000   3,983,095        0.0%
#*  Nippon Kinzoku Co., Ltd.                                    216,000     193,685        0.0%
#   Nippon Kodoshi Corp.                                         11,200      84,660        0.0%
    Nippon Koei Co., Ltd.                                       252,000     811,331        0.0%
    Nippon Koshuha Steel Co., Ltd.                              271,000     188,852        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     1,710,100   3,017,810        0.0%
#   Nippon Paint Holdings Co., Ltd.                              79,900   2,097,924        0.0%
#   Nippon Paper Industries Co., Ltd.                           322,902   6,204,771        0.1%
#   Nippon Parking Development Co., Ltd.                        335,600     372,168        0.0%
    Nippon Pillar Packing Co., Ltd.                              61,500     516,563        0.0%
    Nippon Piston Ring Co., Ltd.                                 25,100     334,902        0.0%
    Nippon Rietec Co., Ltd.                                       3,000      23,274        0.0%
    Nippon Road Co., Ltd. (The)                                 204,000     945,627        0.0%
#   Nippon Seiki Co., Ltd.                                       88,000   1,697,941        0.0%
    Nippon Seisen Co., Ltd.                                      60,000     248,798        0.0%
#*  Nippon Sharyo, Ltd.                                         264,000     639,148        0.0%
*   Nippon Sheet Glass Co., Ltd.                              2,292,000   1,789,721        0.0%
    Nippon Shokubai Co., Ltd.                                    66,800   3,459,963        0.0%
    Nippon Signal Co., Ltd.                                     152,100   1,266,149        0.0%
#   Nippon Soda Co., Ltd.                                       428,000   2,236,472        0.0%
    Nippon Steel & Sumikin Bussan Corp.                         605,000   2,137,244        0.0%
    Nippon Steel & Sumitomo Metal Corp.                         733,614  15,264,862        0.1%
    Nippon Suisan Kaisha, Ltd.                                  922,000   5,096,036        0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          166,000   1,001,702        0.0%
    Nippon Systemware Co., Ltd.                                  14,000     121,222        0.0%
    Nippon Telegraph & Telephone Corp.                           80,600   3,606,875        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Nippon Telegraph & Telephone Corp. ADR                       76,500 $ 3,409,605        0.0%
    Nippon Thompson Co., Ltd.                                   229,000     826,370        0.0%
    Nippon Tungsten Co., Ltd.                                    31,000      49,078        0.0%
    Nippon Valqua Industries, Ltd.                              165,000     431,465        0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                                347,800     449,376        0.0%
    Nippon Yusen K.K.                                         4,082,309   7,997,335        0.1%
#   Nipro Corp.                                                 435,600   4,243,377        0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        2,243,569   4,047,968        0.0%
    Nishi-Nippon Railroad Co., Ltd.                             595,000   3,629,140        0.0%
    Nishimatsu Construction Co., Ltd.                           884,000   3,860,314        0.0%
    Nishimatsuya Chain Co., Ltd.                                 91,100   1,038,114        0.0%
    Nishio Rent All Co., Ltd.                                    61,600   1,619,904        0.0%
    Nissan Chemical Industries, Ltd.                            192,700   5,146,624        0.1%
    Nissan Motor Co., Ltd.                                    3,081,900  27,348,850        0.2%
    Nissan Shatai Co., Ltd.                                     158,200   1,544,309        0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                        62,500     151,839        0.0%
#   Nissei ASB Machine Co., Ltd.                                 32,800     620,082        0.0%
#   Nissei Build Kogyo Co., Ltd.                                174,000     649,850        0.0%
    Nissei Plastic Industrial Co., Ltd.                          41,400     244,423        0.0%
#   Nissha Printing Co., Ltd.                                    94,300   1,501,600        0.0%
    Nisshin Fudosan Co.                                          99,600     323,671        0.0%
    Nisshin Oillio Group, Ltd. (The)                            572,000   2,431,020        0.0%
    Nisshin Seifun Group, Inc.                                  380,545   6,229,935        0.1%
    Nisshin Steel Co., Ltd.                                     340,874   4,563,385        0.1%
    Nisshinbo Holdings, Inc.                                    449,500   4,894,376        0.1%
    Nissin Corp.                                                197,000     559,285        0.0%
    Nissin Electric Co., Ltd.                                   121,000   1,391,452        0.0%
    Nissin Foods Holdings Co., Ltd.                              31,175   1,447,237        0.0%
    Nissin Kogyo Co., Ltd.                                      130,700   1,807,628        0.0%
    Nissin Sugar Co., Ltd.                                       33,500     419,056        0.0%
    Nissui Pharmaceutical Co., Ltd.                              29,400     346,652        0.0%
    Nitori Holdings Co., Ltd.                                    32,300   3,004,505        0.0%
    Nitta Corp.                                                  37,900     927,001        0.0%
#   Nitta Gelatin, Inc.                                          36,200     252,307        0.0%
    Nittan Valve Co., Ltd.                                       27,500      73,636        0.0%
    Nittetsu Mining Co., Ltd.                                   199,000     735,857        0.0%
*   Nitto Boseki Co., Ltd.                                      412,000   1,272,094        0.0%
    Nitto Denko Corp.                                           130,200   7,013,932        0.1%
#   Nitto FC Co., Ltd.                                           12,700     106,051        0.0%
    Nitto Kogyo Corp.                                            84,300   1,334,705        0.0%
    Nitto Kohki Co., Ltd.                                        25,700     505,823        0.0%
    Nitto Seiko Co., Ltd.                                        47,000     123,439        0.0%
    Nittoc Construction Co., Ltd.                               114,949     468,326        0.0%
#   Nittoku Engineering Co., Ltd.                                46,200     419,127        0.0%
    NJS Co., Ltd.                                                 9,000     102,350        0.0%
    NOF Corp.                                                   342,000   2,692,005        0.0%
    Nohmi Bosai, Ltd.                                            57,600     806,543        0.0%
    Nojima Corp.                                                 64,400     714,585        0.0%
#   NOK Corp.                                                   310,400   5,144,485        0.1%
    Nomura Co., Ltd.                                             66,100   1,103,078        0.0%
    Nomura Holdings, Inc.                                     1,804,200   7,665,615        0.1%
    Nomura Holdings, Inc. Sponsored ADR                         389,917   1,641,551        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Nomura Real Estate Holdings, Inc.                           373,000 $ 6,816,677        0.1%
    Nomura Research Institute, Ltd.                              47,850   1,678,582        0.0%
    Noritake Co., Ltd.                                          318,000     701,970        0.0%
    Noritsu Koki Co., Ltd.                                       94,900     538,638        0.0%
    Noritz Corp.                                                114,400   1,912,769        0.0%
    North Pacific Bank, Ltd.                                  1,141,600   2,894,179        0.0%
    NS Solutions Corp.                                           80,600   1,401,213        0.0%
    NS United Kaiun Kaisha, Ltd.                                383,000     521,462        0.0%
    NSD Co., Ltd.                                                68,639   1,076,388        0.0%
    NSK, Ltd.                                                   828,500   7,230,994        0.1%
    NTN Corp.                                                 1,460,000   4,524,089        0.1%
    NTT Data Corp.                                               74,100   3,857,695        0.0%
    NTT DOCOMO, Inc.                                          1,305,900  31,320,677        0.2%
    NTT DOCOMO, Inc. Sponsored ADR                               43,500   1,058,790        0.0%
    NTT Urban Development Corp.                                 123,000   1,151,027        0.0%
#   Nuflare Technology, Inc.                                     13,000     579,161        0.0%
#   OAK Capital Corp.                                           146,600     222,347        0.0%
    Obara Group, Inc.                                            30,300   1,108,586        0.0%
    Obayashi Corp.                                              546,000   5,350,981        0.1%
    Obayashi Road Corp.                                          92,000     657,429        0.0%
    Obic Co., Ltd.                                               64,400   3,384,922        0.0%
    Odakyu Electric Railway Co., Ltd.                           277,000   3,008,080        0.0%
#   Odelic Co., Ltd.                                             10,100     302,683        0.0%
#   Oenon Holdings, Inc.                                        211,000     426,856        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                             954,000   2,935,046        0.0%
#   Ohara, Inc.                                                  15,100      71,611        0.0%
    Ohashi Technica, Inc.                                        18,200     199,504        0.0%
    Ohba Co., Ltd.                                                5,500      23,106        0.0%
#   Ohsho Food Service Corp.                                     26,900     857,726        0.0%
    OIE Sangyo Co., Ltd.                                          1,200       9,610        0.0%
    Oiles Corp.                                                  60,101     974,588        0.0%
#   Oita Bank, Ltd. (The)                                       383,000   1,170,206        0.0%
    Oji Holdings Corp.                                        1,582,000   6,496,544        0.1%
    Okabe Co., Ltd.                                             123,700     915,052        0.0%
#   Okamoto Industries, Inc.                                    140,000   1,027,366        0.0%
    Okamoto Machine Tool Works, Ltd.                             64,000      73,874        0.0%
    Okamura Corp.                                               144,600   1,337,051        0.0%
    Okasan Securities Group, Inc.                               521,000   2,749,264        0.0%
#   Okaya Electric Industries Co., Ltd.                           6,700      23,289        0.0%
    Oki Electric Industry Co., Ltd.                           2,574,000   3,602,887        0.0%
    Okinawa Cellular Telephone Co.                               10,300     291,849        0.0%
#   Okinawa Electric Power Co., Inc. (The)                       58,620   1,498,009        0.0%
#   OKK Corp.                                                   287,000     280,042        0.0%
#   OKUMA Corp.                                                 366,000   2,855,403        0.0%
    Okumura Corp.                                               566,000   2,964,717        0.0%
    Okura Industrial Co., Ltd.                                  115,000     301,508        0.0%
    Okuwa Co., Ltd.                                              46,000     492,993        0.0%
    Olympic Group Corp.                                          18,200      97,515        0.0%
    Olympus Corp.                                                99,300   3,868,390        0.0%
    Omron Corp.                                                 166,200   5,274,667        0.1%
    ONO Sokki Co., Ltd.                                          23,500     173,863        0.0%
    Onoken Co., Ltd.                                             49,500     526,036        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Onward Holdings Co., Ltd.                                   438,000 $ 3,021,653        0.0%
#   Ootoya Holdings Co., Ltd.                                     2,100      38,710        0.0%
    Open House Co., Ltd.                                         46,600     990,558        0.0%
    OPT Holding, Inc.                                            48,000     296,526        0.0%
    Optex Co., Ltd.                                              25,000     798,842        0.0%
    Oracle Corp. Japan                                           19,300   1,039,548        0.0%
    Organo Corp.                                                121,000     465,130        0.0%
*   Orient Corp.                                                280,000     559,274        0.0%
    Oriental Land Co., Ltd.                                      45,400   3,152,595        0.0%
#   Origin Electric Co., Ltd.                                    88,000     224,447        0.0%
    ORIX Corp.                                                1,293,800  18,300,710        0.1%
#   ORIX Corp. Sponsored ADR                                     17,205   1,196,780        0.0%
    Osaka Gas Co., Ltd.                                         805,000   2,902,162        0.0%
    Osaka Organic Chemical Industry, Ltd.                        38,900     220,576        0.0%
    Osaka Soda Co., Ltd.                                        216,000     819,510        0.0%
    Osaka Steel Co., Ltd.                                        43,200     707,625        0.0%
#   OSAKA Titanium Technologies Co., Ltd.                        34,100     460,799        0.0%
#   Osaki Electric Co., Ltd.                                    131,000     936,322        0.0%
#   OSG Corp.                                                   270,200   5,021,292        0.1%
    OSJB Holdings Corp.                                         183,800     426,500        0.0%
    Otsuka Corp.                                                 34,300   1,635,702        0.0%
    Otsuka Holdings Co., Ltd.                                   179,500   6,997,719        0.1%
#   Otsuka Kagu, Ltd.                                            31,500     402,670        0.0%
#   Outsourcing, Inc.                                            12,200     396,534        0.0%
    Oyo Corp.                                                    72,100     763,052        0.0%
    Pacific Industrial Co., Ltd.                                130,300   1,258,182        0.0%
#*  Pacific Metals Co., Ltd.                                    586,000   1,874,959        0.0%
    Pack Corp. (The)                                             31,600     743,533        0.0%
#   Pal Co., Ltd.                                                46,100   1,119,474        0.0%
    PALTAC Corp.                                                115,958   2,058,111        0.0%
    PanaHome Corp.                                              235,000   1,832,427        0.0%
    Panasonic Corp.                                           1,559,982  13,912,097        0.1%
#   Panasonic Corp. Sponsored ADR                               198,153   1,773,469        0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                  54,500     281,488        0.0%
    Paramount Bed Holdings Co., Ltd.                             42,400   1,577,230        0.0%
    Parco Co., Ltd.                                              92,000     774,827        0.0%
    Paris Miki Holdings, Inc.                                    50,000     209,918        0.0%
    Park24 Co., Ltd.                                            107,300   3,007,399        0.0%
#   Pasco Corp.                                                  59,000     207,048        0.0%
#   Pasona Group, Inc.                                           80,900     493,850        0.0%
#   PC Depot Corp.                                               36,200     392,803        0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.               51,200     230,697        0.0%
    Penta-Ocean Construction Co., Ltd.                          814,400   3,667,497        0.0%
    PIA Corp.                                                     2,100      39,192        0.0%
#   Pigeon Corp.                                                 94,600   2,484,730        0.0%
    Pilot Corp.                                                  53,400   2,116,610        0.0%
    Piolax, Inc.                                                 23,300   1,224,083        0.0%
#*  Pioneer Corp.                                             1,258,600   3,372,685        0.0%
#   Plenus Co., Ltd.                                             56,900   1,043,664        0.0%
#   Pocket Card Co., Ltd.                                        70,300     344,971        0.0%
    Pola Orbis Holdings, Inc.                                    31,800   2,528,996        0.0%
    Poletowin Pitcrew Holdings, Inc.                             10,100      82,747        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Press Kogyo Co., Ltd.                                       325,500 $ 1,117,032        0.0%
#   Pressance Corp.                                              23,400     821,401        0.0%
    Prestige International, Inc.                                 50,100     577,655        0.0%
    Prima Meat Packers, Ltd.                                    558,000   1,536,628        0.0%
    Pronexus, Inc.                                               30,900     312,494        0.0%
#   Proto Corp.                                                  18,100     237,399        0.0%
#   PS Mitsubishi Construction Co., Ltd.                         82,400     301,215        0.0%
    Qol Co., Ltd.                                                23,500     329,981        0.0%
    Quick Co., Ltd.                                              12,900     102,014        0.0%
    Raito Kogyo Co., Ltd.                                       152,000   1,610,812        0.0%
    Rakuten, Inc.                                               179,800   1,954,671        0.0%
#*  Rasa Industries, Ltd.                                       276,000     267,861        0.0%
#   Raysum Co., Ltd.                                             32,500     243,354        0.0%
    Recruit Holdings Co., Ltd.                                   14,900     460,350        0.0%
    Relo Holdings, Inc.                                          18,000   2,301,562        0.0%
    Renaissance, Inc.                                            14,100     155,545        0.0%
    Rengo Co., Ltd.                                             756,710   4,120,578        0.0%
#*  Renown, Inc.                                                211,400     233,180        0.0%
    Resona Holdings, Inc.                                     2,782,300   9,836,163        0.1%
    Resorttrust, Inc.                                           121,100   2,503,799        0.0%
    Rheon Automatic Machinery Co., Ltd.                          54,300     300,069        0.0%
    Rhythm Watch Co., Ltd.                                      130,000     172,760        0.0%
    Riberesute Corp.                                             16,600     116,899        0.0%
    Ricoh Co., Ltd.                                           1,539,119  15,685,037        0.1%
    Ricoh Leasing Co., Ltd.                                      50,700   1,464,803        0.0%
    Right On Co., Ltd.                                           35,700     480,884        0.0%
    Riken Corp.                                                 289,000     933,011        0.0%
    Riken Keiki Co., Ltd.                                        22,300     211,253        0.0%
    Riken Technos Corp.                                         108,800     391,645        0.0%
    Riken Vitamin Co., Ltd.                                      13,600     531,662        0.0%
    Ringer Hut Co., Ltd.                                         21,300     444,098        0.0%
    Rinnai Corp.                                                 16,300   1,438,524        0.0%
    Rion Co., Ltd.                                               17,300     244,606        0.0%
    Riso Kagaku Corp.                                            74,558   1,163,081        0.0%
#   Riso Kyoiku Co., Ltd.                                        59,950     228,022        0.0%
#   Rock Field Co., Ltd.                                         50,400     755,683        0.0%
    Rohm Co., Ltd.                                               79,900   3,457,729        0.0%
    Rohto Pharmaceutical Co., Ltd.                              167,400   2,849,392        0.0%
    Rokko Butter Co., Ltd.                                       12,800     206,887        0.0%
    Roland DG Corp.                                              37,900     752,518        0.0%
    Round One Corp.                                             259,800   1,524,788        0.0%
#   Royal Holdings Co., Ltd.                                     53,500   1,020,865        0.0%
    Ryobi, Ltd.                                                 501,000   1,817,446        0.0%
    Ryoden Trading Co., Ltd.                                    107,000     623,851        0.0%
    Ryohin Keikaku Co., Ltd.                                     15,575   3,469,543        0.0%
    Ryosan Co., Ltd.                                            119,200   2,855,994        0.0%
#   Ryoyo Electro Corp.                                          75,300     901,273        0.0%
#   S Foods, Inc.                                                38,900     926,022        0.0%
#   Sac's Bar Holdings, Inc.                                     51,600     654,938        0.0%
    Saibu Gas Co., Ltd.                                         438,000   1,081,873        0.0%
    Saizeriya Co., Ltd.                                          70,000   1,240,809        0.0%
    Sakai Chemical Industry Co., Ltd.                           283,000     778,766        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Sakai Heavy Industries, Ltd.                                106,000 $  179,020        0.0%
    Sakai Moving Service Co., Ltd.                               26,600    644,759        0.0%
    Sakai Ovex Co., Ltd.                                        189,000    288,510        0.0%
    Sakata INX Corp.                                            141,000  1,592,570        0.0%
#   Sakata Seed Corp.                                            87,900  2,221,195        0.0%
#   Sala Corp.                                                   65,400    336,521        0.0%
#   SAMTY Co., Ltd.                                              46,700    450,867        0.0%
    San Holdings, Inc.                                            1,800     22,935        0.0%
    San-A Co., Ltd.                                              37,800  1,739,861        0.0%
    San-Ai Oil Co., Ltd.                                        168,000  1,177,411        0.0%
    San-In Godo Bank, Ltd. (The)                                375,000  2,416,076        0.0%
#   Sanden Holdings Corp.                                       442,000  1,303,496        0.0%
    Sanei Architecture Planning Co., Ltd.                        20,900    235,679        0.0%
    Sangetsu Co., Ltd.                                          130,600  2,340,559        0.0%
#   Sanken Electric Co., Ltd.                                   415,000  1,375,822        0.0%
    Sanki Engineering Co., Ltd.                                 144,200  1,134,214        0.0%
#   Sanko Marketing Foods Co., Ltd.                              10,800     93,640        0.0%
    Sanko Metal Industrial Co., Ltd.                             38,000    104,759        0.0%
    Sankyo Co., Ltd.                                             64,200  2,430,685        0.0%
    Sankyo Seiko Co., Ltd.                                       81,600    279,784        0.0%
#   Sankyo Tateyama, Inc.                                        92,200  1,276,159        0.0%
    Sankyu, Inc.                                                814,000  3,783,187        0.0%
    Sanoh Industrial Co., Ltd.                                   71,600    391,841        0.0%
#   Sanrio Co., Ltd.                                             64,500  1,268,112        0.0%
#   Sansha Electric Manufacturing Co., Ltd.                      30,300    149,566        0.0%
    Sanshin Electronics Co., Ltd.                               100,000    825,605        0.0%
    Santen Pharmaceutical Co., Ltd.                              95,000  1,361,502        0.0%
    Sanwa Holdings Corp.                                        578,500  4,488,533        0.1%
    Sanyei Corp.                                                    300     10,579        0.0%
    Sanyo Chemical Industries, Ltd.                             204,000  1,575,410        0.0%
    Sanyo Denki Co., Ltd.                                       131,000    643,301        0.0%
    Sanyo Electric Railway Co., Ltd.                            104,000    483,679        0.0%
    Sanyo Housing Nagoya Co., Ltd.                               25,000    224,559        0.0%
    Sanyo Industries, Ltd.                                       15,000     23,883        0.0%
#   Sanyo Shokai, Ltd.                                          434,000  1,039,374        0.0%
    Sanyo Special Steel Co., Ltd.                               401,000  1,824,997        0.0%
    Sanyo Trading Co., Ltd.                                       3,700     49,222        0.0%
    Sapporo Holdings, Ltd.                                    1,104,000  5,961,283        0.1%
#   Sata Construction Co., Ltd.                                  29,000    106,970        0.0%
    Sato Holdings Corp.                                          56,500  1,164,957        0.0%
    Sato Restaurant Systems Co., Ltd.                            37,300    274,384        0.0%
    Sato Shoji Corp.                                             21,300    126,724        0.0%
    Satori Electric Co., Ltd.                                    63,400    435,544        0.0%
    Sawada Holdings Co., Ltd.                                    60,100    594,358        0.0%
    Sawai Pharmaceutical Co., Ltd.                               53,300  3,433,580        0.0%
    Saxa Holdings, Inc.                                         199,000    365,496        0.0%
    SBI Holdings, Inc.                                          628,480  6,507,103        0.1%
#   SBS Holdings, Inc.                                           78,600    483,666        0.0%
#   Scroll Corp.                                                110,400    426,979        0.0%
    SCSK Corp.                                                   49,659  1,801,176        0.0%
    Secom Co., Ltd.                                              55,500  4,264,901        0.0%
    Secom Joshinetsu Co., Ltd.                                    1,500     46,887        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc.                                   366,812 $3,993,980        0.0%
#   Seibu Electric Industry Co., Ltd.                            16,000     65,885        0.0%
    Seibu Holdings, Inc.                                         56,000  1,181,423        0.0%
    Seika Corp.                                                 144,000    289,916        0.0%
    Seikitokyu Kogyo Co., Ltd.                                  117,499    513,589        0.0%
    Seiko Epson Corp.                                           482,800  7,911,592        0.1%
    Seiko Holdings Corp.                                        497,000  1,861,528        0.0%
    Seino Holdings Co., Ltd.                                    460,000  4,675,168        0.1%
    Seiren Co., Ltd.                                            109,600  1,126,914        0.0%
    Sekisui Chemical Co., Ltd.                                  694,000  8,673,660        0.1%
    Sekisui House, Ltd.                                         571,200  9,917,935        0.1%
    Sekisui Jushi Corp.                                          87,800  1,218,746        0.0%
    Sekisui Plastics Co., Ltd.                                  156,000    497,795        0.0%
#   Senko Co., Ltd.                                             357,000  2,283,812        0.0%
    Senshu Electric Co., Ltd.                                    11,400    169,318        0.0%
#   Senshu Ikeda Holdings, Inc.                                 852,560  3,211,489        0.0%
#   Senshukai Co., Ltd.                                         117,400    805,458        0.0%
#   Septeni Holdings Co., Ltd.                                   23,500    556,642        0.0%
    Seria Co., Ltd.                                              28,500  1,675,416        0.0%
    Seven & I Holdings Co., Ltd.                                233,352  9,521,325        0.1%
#   Seven Bank, Ltd.                                            309,600  1,315,555        0.0%
#*  Sharp Corp.                                               2,427,000  3,303,324        0.0%
    Shibaura Electronics Co., Ltd.                                4,100     56,526        0.0%
#   Shibaura Mechatronics Corp.                                 108,000    206,416        0.0%
    Shibusawa Warehouse Co., Ltd. (The)                         143,000    362,116        0.0%
    Shibuya Corp.                                                40,600    480,113        0.0%
#   Shidax Corp.                                                 28,700    134,082        0.0%
#   Shiga Bank, Ltd. (The)                                      798,185  3,469,082        0.0%
    Shikibo, Ltd.                                               344,000    350,424        0.0%
    Shikoku Bank, Ltd. (The)                                    614,000  1,193,930        0.0%
    Shikoku Chemicals Corp.                                      78,000    646,490        0.0%
#   Shikoku Electric Power Co., Inc.                            188,500  2,326,757        0.0%
#   Shima Seiki Manufacturing, Ltd.                              86,200  1,414,273        0.0%
    Shimachu Co., Ltd.                                          178,200  4,147,402        0.0%
    Shimadzu Corp.                                              313,000  4,684,835        0.1%
    Shimamura Co., Ltd.                                          48,200  6,506,683        0.1%
    Shimano, Inc.                                                30,400  4,361,530        0.1%
    Shimizu Bank, Ltd. (The)                                     19,100    402,643        0.0%
    Shimizu Corp.                                               368,000  3,298,323        0.0%
    Shimojima Co., Ltd.                                           5,900     59,348        0.0%
    Shin Nippon Air Technologies Co., Ltd.                       44,600    400,097        0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.                    34,900    130,310        0.0%
    Shin-Etsu Chemical Co., Ltd.                                153,100  8,574,944        0.1%
    Shin-Etsu Polymer Co., Ltd.                                 121,900    722,271        0.0%
    Shin-Keisei Electric Railway Co., Ltd.                       31,000    121,235        0.0%
    Shinagawa Refractories Co., Ltd.                            165,000    295,708        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                 252,000    909,314        0.0%
#*  Shinkawa, Ltd.                                               50,500    192,355        0.0%
    Shinko Electric Industries Co., Ltd.                        305,300  1,695,743        0.0%
    Shinko Plantech Co., Ltd.                                    98,800    751,681        0.0%
    Shinko Shoji Co., Ltd.                                       73,000    712,234        0.0%
#   Shinko Wire Co., Ltd.                                        47,000     65,595        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Shinmaywa Industries, Ltd.                                  248,000 $ 1,699,565        0.0%
    Shinnihon Corp.                                              88,600     408,551        0.0%
    Shinoken Group Co., Ltd.                                     18,500     369,938        0.0%
    Shinsei Bank, Ltd.                                        2,114,000   2,962,933        0.0%
    Shinsho Corp.                                               145,000     261,444        0.0%
    Shinwa Co., Ltd.                                              9,300     118,715        0.0%
#   Shionogi & Co., Ltd.                                        198,200  10,116,555        0.1%
    Ship Healthcare Holdings, Inc.                              114,000   2,813,338        0.0%
    Shiseido Co., Ltd.                                          247,100   5,495,614        0.1%
    Shizuki Electric Co., Inc.                                   29,000     147,895        0.0%
    Shizuoka Bank, Ltd. (The)                                   548,000   4,061,613        0.0%
    Shizuoka Gas Co., Ltd.                                      231,200   1,576,061        0.0%
    Shobunsha Publications, Inc.                                 43,700     241,913        0.0%
#   Shochiku Co., Ltd.                                           49,000     489,990        0.0%
    Shoei Co., Ltd.                                               8,800     133,205        0.0%
#   Shoei Foods Corp.                                            23,600     295,610        0.0%
#   Shofu, Inc.                                                   8,200     102,575        0.0%
#*  Shoko Co., Ltd.                                             161,000     114,023        0.0%
#   Showa Aircraft Industry Co., Ltd.                            10,553     100,699        0.0%
    Showa Corp.                                                 182,800   1,587,213        0.0%
#   Showa Denko KK                                            6,419,000   6,678,611        0.1%
    Showa Sangyo Co., Ltd.                                      165,000     735,408        0.0%
    Showa Shell Sekiyu K.K.                                     379,400   3,959,308        0.0%
    Siix Corp.                                                   42,500   1,255,546        0.0%
    Sinanen Holdings Co., Ltd.                                  127,000     487,888        0.0%
    Sinfonia Technology Co., Ltd.                               337,000     447,856        0.0%
    Sinko Industries, Ltd.                                       44,200     591,406        0.0%
    Sintokogio, Ltd.                                            141,700   1,198,105        0.0%
    SKY Perfect JSAT Holdings, Inc.                             483,300   2,572,763        0.0%
#   Skylark Co., Ltd.                                            24,100     306,363        0.0%
    SMC Corp.                                                     7,800   1,902,105        0.0%
    SMK Corp.                                                   177,000     721,652        0.0%
#   SMS Co., Ltd.                                                38,000     705,090        0.0%
    SNT Corp.                                                    19,800     111,759        0.0%
    Soda Nikka Co., Ltd.                                         13,000      53,694        0.0%
    Sodick Co., Ltd.                                            159,400   1,234,674        0.0%
    Soft99 Corp.                                                 10,600      73,401        0.0%
    SoftBank Group Corp.                                        283,732  15,256,390        0.1%
    Softbank Technology Corp.                                     9,700     149,311        0.0%
*   Softbrain Co., Ltd.                                          48,800      73,580        0.0%
    Softcreate Holdings Corp.                                     1,500      12,791        0.0%
    Software Service, Inc.                                        4,600     177,671        0.0%
    Sogo Medical Co., Ltd.                                       36,000   1,043,981        0.0%
#   Sohgo Security Services Co., Ltd.                            87,700   4,869,972        0.1%
    Sojitz Corp.                                              2,738,300   5,471,756        0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                        268,100   7,039,237        0.1%
    Sony Corp.                                                  611,200  14,804,243        0.1%
    Sony Corp. Sponsored ADR                                    344,389   8,299,775        0.1%
    Sony Financial Holdings, Inc.                               175,100   2,164,748        0.0%
    Sotetsu Holdings, Inc.                                      419,000   2,690,853        0.0%
    Sotoh Co., Ltd.                                                 700       6,368        0.0%
    Sourcenext Corp.                                             16,300      73,675        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Space Co., Ltd.                                              13,200 $   159,834        0.0%
    Sparx Group Co., Ltd.                                       139,600     267,995        0.0%
    SPK Corp.                                                     8,600     158,541        0.0%
    Square Enix Holdings Co., Ltd.                               84,900   2,173,423        0.0%
    SRA Holdings                                                  2,400      55,707        0.0%
#   Srg Takamiya Co., Ltd.                                       55,200     249,276        0.0%
    ST Corp.                                                     14,600     147,873        0.0%
#   St Marc Holdings Co., Ltd.                                   50,200   1,357,992        0.0%
    Stanley Electric Co., Ltd.                                  280,600   5,705,226        0.1%
    Star Mica Co., Ltd.                                           5,700      85,875        0.0%
#   Star Micronics Co., Ltd.                                    113,000   1,297,475        0.0%
    Start Today Co., Ltd.                                        62,000   2,604,777        0.0%
    Starts Corp., Inc.                                           68,800   1,429,733        0.0%
    Starzen Co., Ltd.                                            21,299     617,674        0.0%
#   Stella Chemifa Corp.                                         30,700     620,169        0.0%
    Step Co., Ltd.                                                6,700      65,861        0.0%
    Studio Alice Co., Ltd.                                       35,800     884,495        0.0%
    Sugi Holdings Co., Ltd.                                      26,400   1,276,400        0.0%
    Sugimoto & Co., Ltd.                                         15,000     167,350        0.0%
    Sumco Corp.                                                 625,160   3,958,915        0.0%
#   Sumida Corp.                                                 61,500     383,953        0.0%
    Suminoe Textile Co., Ltd.                                   184,000     449,858        0.0%
    Sumiseki Holdings, Inc.                                     135,100     113,516        0.0%
    Sumitomo Bakelite Co., Ltd.                                 682,000   2,814,926        0.0%
    Sumitomo Chemical Co., Ltd.                               3,240,000  14,644,221        0.1%
    Sumitomo Corp.                                              577,900   6,109,708        0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                         137,400   1,768,717        0.0%
    Sumitomo Densetsu Co., Ltd.                                  56,400     693,695        0.0%
    Sumitomo Electric Industries, Ltd.                        1,012,500  12,180,005        0.1%
    Sumitomo Forestry Co., Ltd.                                 386,000   4,456,480        0.1%
    Sumitomo Heavy Industries, Ltd.                           1,341,480   5,637,675        0.1%
    Sumitomo Metal Mining Co., Ltd.                             594,000   6,701,789        0.1%
#   Sumitomo Mitsui Construction Co., Ltd.                    3,164,200   2,741,506        0.0%
    Sumitomo Mitsui Financial Group, Inc.                       817,470  24,599,053        0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      2,787,730   8,569,149        0.1%
    Sumitomo Osaka Cement Co., Ltd.                           1,337,000   5,764,232        0.1%
    Sumitomo Precision Products Co., Ltd.                       109,000     336,059        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                         41,880     839,820        0.0%
    Sumitomo Realty & Development Co., Ltd.                      76,000   2,209,796        0.0%
    Sumitomo Riko Co., Ltd.                                     142,000   1,218,371        0.0%
    Sumitomo Rubber Industries, Ltd.                            482,100   7,339,272        0.1%
#   Sumitomo Seika Chemicals Co., Ltd.                          171,000     821,668        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                          426,000   2,126,134        0.0%
#   Sun Corp.                                                    21,900     159,269        0.0%
#   Sun Frontier Fudousan Co., Ltd.                              84,200     778,549        0.0%
    Sun-Wa Technos Corp.                                         32,900     212,175        0.0%
    Suncall Corp.                                                 5,000      21,619        0.0%
    Sundrug Co., Ltd.                                            33,700   2,394,579        0.0%
    Suntory Beverage & Food, Ltd.                                35,200   1,537,610        0.0%
    Suruga Bank, Ltd.                                           217,200   4,223,228        0.0%
    Suzuden Corp.                                                 4,800      44,967        0.0%
    Suzuken Co., Ltd.                                           150,220   5,147,757        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Suzuki Motor Corp.                                          266,100 $7,292,082        0.1%
*   SWCC Showa Holdings Co., Ltd.                               736,000    445,977        0.0%
    Sysmex Corp.                                                 59,900  3,746,103        0.0%
    Systena Corp.                                                37,400    561,260        0.0%
    T Hasegawa Co., Ltd.                                         52,000    852,969        0.0%
    T RAD Co., Ltd.                                             211,000    344,708        0.0%
    T&D Holdings, Inc.                                          654,010  6,260,487        0.1%
    T&K Toka Co., Ltd.                                           46,900    381,688        0.0%
#   T-Gaia Corp.                                                 43,700    530,759        0.0%
    Tabuchi Electric Co., Ltd.                                   82,400    357,042        0.0%
    Tachi-S Co., Ltd.                                            88,300  1,210,509        0.0%
    Tachibana Eletech Co., Ltd.                                  44,980    484,478        0.0%
    Tachikawa Corp.                                              19,700    127,898        0.0%
    Tadano, Ltd.                                                346,421  3,305,722        0.0%
#   Taihei Dengyo Kaisha, Ltd.                                  101,000    829,934        0.0%
    Taiheiyo Cement Corp.                                     2,982,000  7,890,414        0.1%
    Taiheiyo Kouhatsu, Inc.                                     154,000    104,490        0.0%
    Taiho Kogyo Co., Ltd.                                        56,300    610,694        0.0%
    Taikisha, Ltd.                                               54,900  1,253,431        0.0%
    Taiko Bank, Ltd. (The)                                      160,000    295,709        0.0%
#   Taiko Pharmaceutical Co., Ltd.                               28,500    393,978        0.0%
    Taisei Corp.                                                543,399  3,708,989        0.0%
    Taisei Lamick Co., Ltd.                                       6,300    164,543        0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                      9,000    739,222        0.0%
    Taiyo Holdings Co., Ltd.                                     25,400    843,411        0.0%
    Taiyo Nippon Sanso Corp.                                    122,600  1,132,079        0.0%
    Taiyo Yuden Co., Ltd.                                       370,600  3,698,231        0.0%
#   Takagi Securities Co., Ltd.                                 146,000    179,875        0.0%
    Takamatsu Construction Group Co., Ltd.                       23,900    512,188        0.0%
    Takano Co., Ltd.                                              1,100      6,102        0.0%
    Takaoka Toko Co., Ltd.                                       29,474    458,949        0.0%
    Takara Holdings, Inc.                                       229,200  1,950,466        0.0%
#   Takara Leben Co., Ltd.                                      273,500  1,739,908        0.0%
    Takara Printing Co., Ltd.                                     8,300    103,765        0.0%
    Takara Standard Co., Ltd.                                   272,895  2,407,586        0.0%
    Takasago International Corp.                                 39,300    875,944        0.0%
    Takasago Thermal Engineering Co., Ltd.                      133,700  1,665,090        0.0%
    Takashima & Co., Ltd.                                       131,000    204,379        0.0%
    Takashimaya Co., Ltd.                                       705,000  5,147,076        0.1%
#*  Takata Corp.                                                110,700    405,667        0.0%
    Take And Give Needs Co., Ltd.                                29,940    126,669        0.0%
#   Takeda Pharmaceutical Co., Ltd.                             133,400  6,371,431        0.1%
#   Takeei Corp.                                                 66,100    597,986        0.0%
#   Takeuchi Manufacturing Co., Ltd.                            143,300  2,137,399        0.0%
    Takihyo Co., Ltd.                                            17,000     66,190        0.0%
    Takiron Co., Ltd.                                           144,000    703,974        0.0%
    Takisawa Machine Tool Co., Ltd.                             183,000    199,332        0.0%
#   Takuma Co., Ltd.                                            173,000  1,487,146        0.0%
#   Tama Home Co., Ltd.                                          57,500    230,966        0.0%
#   Tamron Co., Ltd.                                             53,900    871,297        0.0%
    Tamura Corp.                                                234,000    629,957        0.0%
*   Tanaka Chemical Corp.                                         9,700     75,067        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Tanseisha Co., Ltd.                                         106,649 $  831,443        0.0%
#   TASAKI & Co., Ltd.                                           17,700    249,730        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                   124,100    389,596        0.0%
    Tayca Corp.                                                  91,000    403,158        0.0%
    TBK Co., Ltd.                                                65,200    235,534        0.0%
    TDK Corp.                                                   134,400  7,864,258        0.1%
    TDK Corp. Sponsored ADR                                      46,731  2,695,444        0.0%
#*  Teac Corp.                                                   26,000     10,243        0.0%
    TECHNO ASSOCIE Co., Ltd.                                      3,000     24,568        0.0%
    Techno Medica Co., Ltd.                                         500     10,482        0.0%
    Techno Ryowa, Ltd.                                            8,870     53,140        0.0%
    TechnoPro Holdings, Inc.                                     33,400    927,870        0.0%
    Teijin, Ltd.                                              2,490,750  8,917,479        0.1%
    Teikoku Electric Manufacturing Co., Ltd.                     48,900    363,850        0.0%
    Teikoku Sen-I Co., Ltd.                                      18,700    262,717        0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                             117,000    175,997        0.0%
#   Tekken Corp.                                                299,000    741,343        0.0%
    Tenma Corp.                                                  30,900    459,993        0.0%
#   Terumo Corp.                                                120,500  4,580,845        0.1%
    THK Co., Ltd.                                               218,800  4,346,002        0.0%
    Tigers Polymer Corp.                                          6,200     34,681        0.0%
    Titan Kogyo, Ltd.                                             8,000     13,843        0.0%
    TKC Corp.                                                    28,000    760,720        0.0%
    Toa Corp.(6894434)                                           63,700    638,790        0.0%
    Toa Corp.(6894508)                                          592,000  1,305,662        0.0%
    Toa Oil Co., Ltd.                                           230,000    271,031        0.0%
    TOA ROAD Corp.                                              168,000    557,767        0.0%
#   Toabo Corp.                                                  24,400    108,994        0.0%
    Toagosei Co., Ltd.                                          363,150  3,275,061        0.0%
#   Tobishima Corp.                                             808,200  1,328,080        0.0%
    Tobu Railway Co., Ltd.                                      434,000  2,224,278        0.0%
    Tobu Store Co., Ltd.                                         45,000    131,254        0.0%
    TOC Co., Ltd.                                                99,200    785,847        0.0%
    Tocalo Co., Ltd.                                             46,000    827,467        0.0%
    Tochigi Bank, Ltd. (The)                                    242,000    932,588        0.0%
    Toda Corp.                                                  665,000  3,099,840        0.0%
#   Toda Kogyo Corp.                                            149,000    413,032        0.0%
    Toei Animation Co., Ltd.                                      5,000    223,241        0.0%
    Toei Co., Ltd.                                              170,000  1,317,483        0.0%
    Toell Co., Ltd.                                              10,800     75,998        0.0%
    Toenec Corp.                                                113,000    725,213        0.0%
    Togami Electric Manufacturing Co., Ltd.                      36,000    136,836        0.0%
    Toho Bank, Ltd. (The)                                       694,000  2,305,964        0.0%
    Toho Co., Ltd.(6895200)                                      43,700  1,107,578        0.0%
    Toho Co., Ltd.(6895211)                                       9,000    200,776        0.0%
    Toho Gas Co., Ltd.                                          431,000  2,942,751        0.0%
#   Toho Holdings Co., Ltd.                                     125,100  2,894,191        0.0%
#   Toho Titanium Co., Ltd.                                     124,800    829,743        0.0%
#   Toho Zinc Co., Ltd.                                         515,000  1,394,476        0.0%
    Tohoku Bank, Ltd. (The)                                     281,000    366,327        0.0%
#   Tohoku Electric Power Co., Inc.                             192,300  2,458,550        0.0%
    Tohto Suisan Co., Ltd.                                       67,000    105,159        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Tokai Carbon Co., Ltd.                                    751,000 $1,967,268        0.0%
    Tokai Corp/Gifu                                            18,000    516,615        0.0%
    TOKAI Holdings Corp.                                      285,500  1,599,954        0.0%
#   Tokai Lease Co., Ltd.                                      40,000     78,266        0.0%
    Tokai Rika Co., Ltd.                                      173,400  3,210,616        0.0%
    Tokai Tokyo Financial Holdings, Inc.                      507,700  2,631,316        0.0%
#   Token Corp.                                                22,070  1,728,499        0.0%
    Tokio Marine Holdings, Inc.                               223,112  7,300,776        0.1%
#   Tokio Marine Holdings, Inc. ADR                            61,104  1,984,658        0.0%
*   Toko, Inc.                                                112,000    420,489        0.0%
    Tokushu Tokai Paper Co., Ltd.                             287,380    915,195        0.0%
#*  Tokuyama Corp.                                            757,000  1,198,834        0.0%
    Tokyo Broadcasting System Holdings, Inc.                   63,500    873,390        0.0%
    Tokyo Dome Corp.                                          517,000  2,202,417        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                   610,612  3,270,372        0.0%
#   Tokyo Electron Device, Ltd.                                23,800    322,167        0.0%
    Tokyo Electron, Ltd.                                       88,400  5,842,550        0.1%
    Tokyo Energy & Systems, Inc.                               83,000    621,903        0.0%
    Tokyo Gas Co., Ltd.                                       666,000  2,939,505        0.0%
#   Tokyo Individualized Educational Institute, Inc.           23,700    152,856        0.0%
    Tokyo Keiki, Inc.                                         216,000    300,067        0.0%
*   Tokyo Kikai Seisakusho, Ltd.                              127,000     48,774        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 95,000  2,656,160        0.0%
#   Tokyo Rakutenchi Co., Ltd.                                 51,000    229,128        0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                        440,000    603,504        0.0%
    Tokyo Sangyo Co., Ltd.                                     37,800    131,235        0.0%
    Tokyo Seimitsu Co., Ltd.                                  112,800  2,339,229        0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                       275,600  1,697,566        0.0%
    Tokyo Tatemono Co., Ltd.                                  444,600  5,870,297        0.1%
    Tokyo Tekko Co., Ltd.                                     122,000    414,006        0.0%
#   Tokyo Theatres Co., Inc.                                  240,000    262,371        0.0%
#   Tokyo TY Financial Group, Inc.                             69,874  1,778,085        0.0%
    Tokyotokeiba Co., Ltd.                                    302,000    606,721        0.0%
#   Tokyu Construction Co., Ltd.                              202,680  1,662,409        0.0%
    Tokyu Corp.                                               488,000  4,229,466        0.0%
    Tokyu Fudosan Holdings Corp.                              782,894  5,322,682        0.1%
#   Tokyu Recreation Co., Ltd.                                 22,819    170,797        0.0%
    Toli Corp.                                                101,000    291,095        0.0%
    Tomato Bank, Ltd.                                         169,000    229,122        0.0%
    Tomen Devices Corp.                                         3,000     48,706        0.0%
    Tomoe Corp.                                                81,400    267,040        0.0%
#   Tomoe Engineering Co., Ltd.                                23,400    314,458        0.0%
#   Tomoegawa Co., Ltd.                                        32,000     54,952        0.0%
    Tomoku Co., Ltd.                                          125,000    316,083        0.0%
    TOMONY Holdings, Inc.                                     485,600  1,381,600        0.0%
#   Tomy Co., Ltd.                                            198,000  1,394,791        0.0%
    Tonami Holdings Co., Ltd.                                 155,000    396,861        0.0%
    TonenGeneral Sekiyu K.K.                                  204,000  1,932,229        0.0%
#   Topcon Corp.                                              180,000  2,215,732        0.0%
    Toppan Forms Co., Ltd.                                    162,800  1,790,597        0.0%
    Toppan Printing Co., Ltd.                                 509,000  4,352,142        0.1%
    Topre Corp.                                               107,000  2,106,571        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Topy Industries, Ltd.                                       657,000 $ 1,258,701        0.0%
    Toray Industries, Inc.                                      904,000   7,550,906        0.1%
    Toridoll.corp                                                33,000     573,458        0.0%
    Torigoe Co., Ltd. (The)                                      14,400      85,219        0.0%
    Torii Pharmaceutical Co., Ltd.                               54,600   1,262,866        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                       69,200     657,490        0.0%
    Tose Co., Ltd.                                                3,800      25,312        0.0%
    Tosei Corp.                                                 106,400     745,030        0.0%
#*  Toshiba Corp.                                             3,767,000   7,967,022        0.1%
    Toshiba Machine Co., Ltd.                                   382,000   1,137,984        0.0%
#   Toshiba Plant Systems & Services Corp.                       96,700   1,195,834        0.0%
#   Toshiba TEC Corp.                                           452,000   1,707,170        0.0%
    Tosho Co., Ltd.                                              11,100     407,441        0.0%
#   Tosho Printing Co., Ltd.                                    114,000     586,518        0.0%
    Tosoh Corp.                                               1,779,000   8,131,399        0.1%
    Totetsu Kogyo Co., Ltd.                                      44,200   1,287,617        0.0%
#   TOTO, Ltd.                                                  110,000   3,730,087        0.0%
    Tottori Bank, Ltd. (The)                                    131,000     201,310        0.0%
    Toukei Computer Co., Ltd.                                     8,400     157,577        0.0%
    Tow Co., Ltd.                                                28,000     175,057        0.0%
    Towa Bank, Ltd. (The)                                     1,169,000     958,187        0.0%
    Towa Corp.                                                   73,600     469,370        0.0%
    Towa Pharmaceutical Co., Ltd.                                33,100   1,521,115        0.0%
    Toyo Construction Co., Ltd.                                 220,400     942,449        0.0%
    Toyo Corp.                                                   27,000     275,347        0.0%
    Toyo Denki Seizo K.K.                                       129,000     372,276        0.0%
#   Toyo Engineering Corp.                                      301,000     820,963        0.0%
    Toyo Ink SC Holdings Co., Ltd.                              693,000   2,760,847        0.0%
    Toyo Kanetsu K.K.                                           322,000     670,202        0.0%
    Toyo Kohan Co., Ltd.                                        180,600     568,233        0.0%
    Toyo Machinery & Metal Co., Ltd.                             59,900     211,136        0.0%
    Toyo Securities Co., Ltd.                                   215,000     497,759        0.0%
    Toyo Seikan Group Holdings, Ltd.                            339,400   6,691,187        0.1%
    Toyo Sugar Refining Co., Ltd.                                29,000      28,207        0.0%
    Toyo Suisan Kaisha, Ltd.                                     83,400   2,945,498        0.0%
#   Toyo Tanso Co., Ltd.                                         45,300     578,753        0.0%
    Toyo Tire & Rubber Co., Ltd.                                364,600   5,452,837        0.1%
    Toyo Wharf & Warehouse Co., Ltd.                            178,000     235,608        0.0%
    Toyobo Co., Ltd.                                          2,919,773   4,961,732        0.1%
    Toyoda Gosei Co., Ltd.                                      233,700   4,309,156        0.0%
    Toyota Boshoku Corp.                                        184,300   3,428,669        0.0%
    Toyota Industries Corp.                                      58,200   2,525,178        0.0%
    Toyota Motor Corp.                                        1,311,386  66,473,767        0.4%
    Toyota Motor Corp. Sponsored ADR                            384,641  39,117,990        0.3%
    Toyota Tsusho Corp.                                         441,425   9,991,373        0.1%
    TPR Co., Ltd.                                                71,200   1,794,322        0.0%
    Trancom Co., Ltd.                                            18,900   1,120,846        0.0%
    Transcosmos, Inc.                                            41,900   1,105,471        0.0%
    Trend Micro, Inc.                                            48,800   1,850,693        0.0%
    Trend Micro, Inc. Sponsored ADR                               3,540     134,024        0.0%
    Trinity Industrial Corp.                                      3,000      12,585        0.0%
    Trusco Nakayama Corp.                                        42,761   1,699,116        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Trust Tech, Inc.                                              8,500 $  109,151        0.0%
    TS Tech Co., Ltd.                                           153,500  3,505,803        0.0%
    TSI Holdings Co., Ltd.                                      403,690  2,574,327        0.0%
    Tsubakimoto Chain Co.                                       462,000  3,012,994        0.0%
    Tsubakimoto Kogyo Co., Ltd.                                  24,000     64,679        0.0%
#*  Tsudakoma Corp.                                             119,000    133,905        0.0%
#   Tsugami Corp.                                               196,000    817,456        0.0%
#   Tsukada Global Holdings, Inc.                                46,200    315,927        0.0%
    Tsukamoto Corp. Co., Ltd.                                    37,000     36,959        0.0%
    Tsukishima Kikai Co., Ltd.                                   87,400    730,753        0.0%
    Tsukuba Bank, Ltd.                                          261,000    682,497        0.0%
    Tsukui Corp.                                                 98,500  1,197,965        0.0%
    Tsumura & Co.                                               136,600  3,515,105        0.0%
    Tsuruha Holdings, Inc.                                       35,100  3,366,636        0.0%
    Tsurumi Manufacturing Co., Ltd.                              45,200    600,195        0.0%
    Tsutsumi Jewelry Co., Ltd.                                    9,300    194,260        0.0%
    TV Asahi Holdings Corp.                                      72,800  1,208,979        0.0%
    Tv Tokyo Holdings Corp.                                      52,100    903,368        0.0%
    TYK Corp.                                                    34,000     52,796        0.0%
    Tyo, Inc.                                                   184,800    281,027        0.0%
#   U-Shin, Ltd.                                                 60,200    384,445        0.0%
#   UACJ Corp.                                                  858,144  1,743,354        0.0%
    Ube Industries, Ltd.                                      3,500,200  6,647,888        0.1%
    Uchida Yoko Co., Ltd.                                       119,000    492,674        0.0%
    Uchiyama Holdings Co., Ltd.                                  19,300    102,890        0.0%
    UKC Holdings Corp.                                           40,600    720,870        0.0%
    Ulvac, Inc.                                                 149,500  4,583,921        0.1%
    Unicharm Corp.                                               66,500  1,374,626        0.0%
*   Uniden Holdings Corp.                                       279,000    319,756        0.0%
#   Union Tool Co.                                               20,800    572,536        0.0%
    Unipres Corp.                                               119,700  2,106,382        0.0%
    United Arrows, Ltd.                                          38,900  1,563,086        0.0%
    United Super Markets Holdings, Inc.                         129,200  1,191,487        0.0%
*   Unitika, Ltd.                                             2,063,000  1,015,939        0.0%
#   Universal Entertainment Corp.                                67,200  1,066,683        0.0%
#   Unizo Holdings Co., Ltd.                                     35,400  1,499,024        0.0%
    UNY Group Holdings Co., Ltd.                                568,000  4,145,106        0.0%
*   Usen Corp.                                                  197,600    679,257        0.0%
    Ushio, Inc.                                                 353,400  4,806,554        0.1%
    USS Co., Ltd.                                                93,200  1,474,270        0.0%
#*  UT Group Co., Ltd.                                           43,400    171,553        0.0%
    Utoc Corp.                                                   35,900    103,347        0.0%
    Valor Holdings Co., Ltd.                                    115,100  2,773,411        0.0%
    ValueCommerce Co., Ltd.                                      31,100    101,184        0.0%
#   Vector, Inc.                                                  8,100    210,751        0.0%
#   Village Vanguard Co., Ltd.                                   16,800    239,863        0.0%
#   Vital KSK Holdings, Inc.                                    144,285  1,230,262        0.0%
#   Vitec Holdings Co., Ltd.                                     25,000    219,845        0.0%
    VT Holdings Co., Ltd.                                       237,800  1,201,525        0.0%
    Wacoal Holdings Corp.                                       420,000  5,064,071        0.1%
#   Wacom Co., Ltd.                                             412,500  1,714,787        0.0%
#   Wakachiku Construction Co., Ltd.                            362,000    497,823        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Wakamoto Pharmaceutical Co., Ltd.                             9,000 $   22,029        0.0%
    Wakita & Co., Ltd.                                          155,800  1,081,053        0.0%
    Warabeya Nichiyo Co., Ltd.                                   50,500    944,382        0.0%
#   WATAMI Co., Ltd.                                             56,700    537,808        0.0%
    WDB Holdings Co., Ltd.                                        7,700     62,135        0.0%
    Weathernews, Inc.                                            11,100    389,602        0.0%
#   Welcia Holdings Co., Ltd.                                    29,772  1,572,630        0.0%
    Wellnet Corp.                                                 6,900    231,104        0.0%
#   West Holdings Corp.                                          67,300    402,886        0.0%
    West Japan Railway Co.                                       70,400  4,249,783        0.0%
    Wood One Co., Ltd.                                          191,000    445,914        0.0%
#   World Holdings Co., Ltd.                                     11,300    134,793        0.0%
    Wowow, Inc.                                                  20,300    434,461        0.0%
    Xebio Holdings Co., Ltd.                                     88,700  1,414,819        0.0%
#   Y A C Co., Ltd.                                              20,700    198,446        0.0%
    Yachiyo Industry Co., Ltd.                                    8,900     73,144        0.0%
    Yahagi Construction Co., Ltd.                                81,900    582,639        0.0%
#   Yahoo Japan Corp.                                           341,400  1,527,228        0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                        12,300    115,386        0.0%
#   Yakult Honsha Co., Ltd.                                      20,800  1,031,070        0.0%
    YAKUODO Co., Ltd.                                             2,000     65,434        0.0%
    YAMABIKO Corp.                                              100,340    712,235        0.0%
#   Yamada Denki Co., Ltd.                                    1,551,000  7,808,141        0.1%
#   Yamagata Bank, Ltd. (The)                                   462,000  1,679,485        0.0%
    Yamaguchi Financial Group, Inc.                             441,000  4,099,009        0.0%
    Yamaha Corp.                                                298,900  8,578,466        0.1%
    Yamaha Motor Co., Ltd.                                      439,400  7,192,247        0.1%
#   Yamaichi Electronics Co., Ltd.                               70,600    350,569        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                             503,000  1,862,740        0.0%
    Yamatane Corp.                                              392,000    535,419        0.0%
    Yamato Corp.                                                 28,400    122,258        0.0%
    Yamato Holdings Co., Ltd.                                   185,800  3,747,368        0.0%
    Yamato Kogyo Co., Ltd.                                      131,700  3,091,593        0.0%
    Yamaya Corp.                                                 13,910    255,898        0.0%
    Yamazaki Baking Co., Ltd.                                   223,000  5,279,050        0.1%
    Yamazen Corp.                                               120,900    944,977        0.0%
    Yaoko Co., Ltd.                                              35,600  1,574,393        0.0%
    Yashima Denki Co., Ltd.                                       2,100     10,562        0.0%
    Yaskawa Electric Corp.                                      377,400  4,419,843        0.1%
    Yasuda Logistics Corp.                                       40,000    258,354        0.0%
    Yellow Hat, Ltd.                                             47,400    970,045        0.0%
    Yodogawa Steel Works, Ltd.                                   75,800  1,711,331        0.0%
#   Yokogawa Bridge Holdings Corp.                              100,600    907,246        0.0%
#   Yokogawa Electric Corp.                                     492,600  5,292,594        0.1%
#   Yokohama Reito Co., Ltd.                                    185,500  1,813,663        0.0%
    Yokohama Rubber Co., Ltd. (The)                             355,400  5,958,145        0.1%
    Yokowo Co., Ltd.                                             45,300    205,977        0.0%
    Yomeishu Seizo Co., Ltd.                                      1,700     31,033        0.0%
    Yomiuri Land Co., Ltd.                                      121,000    572,354        0.0%
    Yondenko Corp.                                               33,400    127,890        0.0%
    Yondoshi Holdings, Inc.                                      34,800    841,306        0.0%
#   Yonex Co., Ltd.                                               5,074    208,789        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
JAPAN -- (Continued)
    Yorozu Corp.                                                 58,100 $    1,162,576        0.0%
#   Yoshinoya Holdings Co., Ltd.                                 85,600      1,087,805        0.0%
    Yuasa Funashoku Co., Ltd.                                    24,000         66,424        0.0%
    Yuasa Trading Co., Ltd.                                      45,000      1,011,275        0.0%
    Yuken Kogyo Co., Ltd.                                        97,000        156,151        0.0%
    Yuki Gosei Kogyo Co., Ltd.                                   11,000         25,173        0.0%
#   Yumeshin Holdings Co., Ltd.                                  43,400        249,814        0.0%
    Yurtec Corp.                                                125,000        897,698        0.0%
    Yusen Logistics Co., Ltd.                                    57,700        678,858        0.0%
    Yushin Precision Equipment Co., Ltd.                          7,826        133,846        0.0%
    Yushiro Chemical Industry Co., Ltd.                          30,000        337,528        0.0%
    Yutaka Foods Corp.                                            4,000         69,282        0.0%
    Yutaka Giken Co., Ltd.                                          200          3,956        0.0%
*   Zappallas, Inc.                                              11,600         42,421        0.0%
#   Zenitaka Corp. (The)                                         85,000        347,598        0.0%
    Zenkoku Hosho Co., Ltd.                                      34,100      1,199,261        0.0%
#   Zenrin Co., Ltd.                                             57,000      1,218,175        0.0%
#   Zensho Holdings Co., Ltd.                                   299,000      3,801,741        0.0%
    Zeon Corp.                                                  507,000      3,602,320        0.0%
    ZERIA Pharmaceutical Co., Ltd.                               40,499        504,908        0.0%
#   Zojirushi Corp.                                              51,000        760,727        0.0%
#   Zuiko Corp.                                                   7,300        299,022        0.0%
    Zuken, Inc.                                                  18,400        179,858        0.0%
                                                                        --------------       ----
TOTAL JAPAN                                                              3,462,736,604       22.0%
                                                                        --------------       ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                      371,343     12,743,957        0.1%
    Accell Group                                                 73,590      1,559,591        0.0%
    Aegon NV(007924103)                                         111,533        642,428        0.0%
    Aegon NV(5927375)                                         1,549,331      8,907,621        0.1%
    Akzo Nobel NV                                               379,813     26,984,424        0.2%
    Akzo Nobel NV Sponsored ADR                                  68,609      1,623,975        0.0%
    AMG Advanced Metallurgical Group NV                         112,031      1,221,253        0.0%
    Amsterdam Commodities NV                                     53,905      1,454,835        0.0%
    APERAM SA                                                   218,495      8,601,590        0.1%
#   Arcadis NV                                                  198,454      3,401,675        0.0%
    ArcelorMittal(B295F26)                                    1,081,897      6,091,080        0.0%
    ArcelorMittal(B03XPL1)                                      884,989      4,995,872        0.0%
#   ASM International NV(5165294)                               196,635      8,032,094        0.1%
    ASM International NV(N07045102)                                 343         14,000        0.0%
    ASML Holding NV(B908F01)                                     39,731      3,838,015        0.0%
    ASML Holding NV(B929F46)                                     56,437      5,454,962        0.0%
    BE Semiconductor Industries NV                              125,329      3,775,334        0.0%
    Beter Bed Holding NV                                         26,068        633,054        0.0%
#   BinckBank NV                                                253,768      1,495,447        0.0%
    Boskalis Westminster                                        256,581     10,700,204        0.1%
#   Brunel International NV                                      67,078      1,511,967        0.0%
    Corbion NV                                                  224,505      5,734,515        0.0%
#   Delta Lloyd NV                                            1,242,040      6,336,130        0.0%
#*  Fugro NV                                                    250,796      5,108,211        0.0%
#   Gemalto NV                                                  153,626      9,985,965        0.1%
    GrandVision NV                                               29,754        817,169        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
NETHERLANDS -- (Continued)
*   Heijmans NV                                                  81,498 $    768,783        0.0%
#   Heineken NV                                                  72,465    6,799,185        0.0%
    Hunter Douglas NV                                             2,506      126,275        0.0%
    IMCD Group NV                                                 8,674      350,903        0.0%
    ING Groep NV                                                465,669    5,706,036        0.0%
#   ING Groep NV Sponsored ADR                                1,450,175   17,793,647        0.1%
    KAS Bank NV                                                  41,964      436,644        0.0%
    Kendrion NV                                                  42,032    1,028,675        0.0%
    Koninklijke Ahold NV                                      1,221,000   26,586,343        0.2%
    Koninklijke Ahold NV Sponsored ADR                           20,012      436,869        0.0%
    Koninklijke BAM Groep NV                                    876,986    4,221,344        0.0%
    Koninklijke DSM NV                                          453,859   27,856,301        0.2%
#   Koninklijke KPN NV                                        6,316,241   24,820,633        0.2%
    Koninklijke Philips NV(500472303)                           384,659   10,581,969        0.1%
    Koninklijke Philips NV(5986622)                             546,238   15,009,840        0.1%
    Koninklijke Vopak NV                                        209,484   11,389,474        0.1%
    Nederland Apparatenfabriek                                    6,632      231,498        0.0%
    NN Group NV                                                 208,028    7,221,178        0.1%
#*  Ordina NV                                                   480,193      727,951        0.0%
*   PostNL NV                                                 1,019,056    4,460,715        0.0%
    Randstad Holding NV                                         252,114   13,547,687        0.1%
#   RELX NV                                                     437,454    7,346,420        0.1%
#   RELX NV Sponsored ADR                                       145,058    2,436,974        0.0%
#   SBM Offshore NV                                             667,339    8,938,617        0.1%
    Sligro Food Group NV                                         50,975    2,032,281        0.0%
#*  SNS Reaal NV                                                262,485           --        0.0%
    Telegraaf Media Groep NV                                     22,328       94,359        0.0%
#   TKH Group NV                                                146,156    5,778,441        0.0%
*   TNT Express NV                                              862,334    7,828,075        0.1%
*   TomTom NV                                                   305,121    2,779,907        0.0%
#   Unilever NV(B12T3J1)                                        301,155   13,118,104        0.1%
#   Unilever NV(904784709)                                      234,970   10,343,379        0.1%
    USG People NV                                               187,784    3,748,525        0.0%
    Van Lanschot NV                                               2,151       45,689        0.0%
    Wessanen                                                    236,095    2,436,752        0.0%
    Wolters Kluwer NV                                           580,125   22,098,484        0.1%
                                                                        ------------        ---
TOTAL NETHERLANDS                                                        410,793,325        2.6%
                                                                        ------------        ---
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                           299,453      368,318        0.0%
    Abano Healthcare Group, Ltd.                                 13,023       74,719        0.0%
    Air New Zealand, Ltd.                                     1,788,333    3,068,510        0.0%
    Auckland International Airport, Ltd.                      1,792,784    7,690,534        0.1%
    Chorus, Ltd.                                                400,345    1,117,144        0.0%
    Chorus, Ltd. ADR                                             10,487      143,672        0.0%
    Contact Energy, Ltd.                                        912,155    3,236,413        0.0%
    EBOS Group, Ltd.                                             69,372      772,658        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                      822,377    5,248,518        0.1%
    Fletcher Building, Ltd.(6341606)                            803,338    4,669,946        0.0%
#   Fletcher Building, Ltd.(6341617)                             94,146      543,383        0.0%
    Fonterra Co-operative Group, Ltd.                            75,501      306,094        0.0%
    Freightways, Ltd.                                           236,633    1,092,640        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
NEW ZEALAND -- (Continued)
    Genesis Energy, Ltd.                                        807,963 $ 1,156,889        0.0%
    Hallenstein Glasson Holdings, Ltd.                           16,145      32,459        0.0%
    Heartland New Zealand, Ltd.                                 271,223     228,843        0.0%
    Infratil, Ltd.                                            1,268,505   2,867,750        0.0%
    Kathmandu Holdings, Ltd.                                     54,811      60,768        0.0%
    Mainfreight, Ltd.                                           194,712   2,227,162        0.0%
    Meridian Energy, Ltd.                                       445,791     823,449        0.0%
    Metlifecare, Ltd.                                           255,802     932,936        0.0%
    Michael Hill International, Ltd.                             72,300      55,566        0.0%
    Mighty River Power, Ltd.                                    540,461   1,140,423        0.0%
*   New Zealand Oil & Gas, Ltd.                                 332,926     112,350        0.0%
    New Zealand Refining Co., Ltd. (The)                        203,514     424,517        0.0%
    Nuplex Industries, Ltd.                                     478,168   1,756,856        0.0%
    NZX, Ltd.                                                   104,633      73,715        0.0%
*   Pacific Edge, Ltd.                                           20,054       8,787        0.0%
    PGG Wrightson, Ltd.                                         151,904      43,419        0.0%
*   Pike River Coal, Ltd.                                       224,242          --        0.0%
    Port of Tauranga, Ltd.                                      104,513   1,365,434        0.0%
    Restaurant Brands New Zealand, Ltd.                         145,174     511,226        0.0%
*   Rubicon, Ltd.                                                64,229      11,197        0.0%
    Ryman Healthcare, Ltd.                                      346,767   2,161,635        0.0%
    Sanford, Ltd.                                                31,342     128,248        0.0%
    Skellerup Holdings, Ltd.                                     76,282      70,284        0.0%
    SKY Network Television, Ltd.                                677,805   2,515,896        0.0%
    SKYCITY Entertainment Group, Ltd.                         1,608,580   5,487,888        0.1%
    Spark New Zealand, Ltd.                                   3,242,730   8,384,941        0.1%
    Steel & Tube Holdings, Ltd.                                  31,356      48,978        0.0%
    Summerset Group Holdings, Ltd.                              475,039   1,471,217        0.0%
    Tourism Holdings, Ltd.                                       23,932      45,399        0.0%
    Tower, Ltd.                                                 375,850     472,217        0.0%
    Trade Me Group, Ltd.                                        775,987   2,467,859        0.0%
    TrustPower, Ltd.                                            102,170     552,648        0.0%
    Vector, Ltd.                                                417,108     975,979        0.0%
    Warehouse Group, Ltd. (The)                                 149,404     287,609        0.0%
*   Xero, Ltd.                                                   40,315     460,764        0.0%
    Z Energy, Ltd.                                              141,417     773,305        0.0%
                                                                        -----------        ---
TOTAL NEW ZEALAND                                                        68,471,162        0.4%
                                                                        -----------        ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                              764,097     533,072        0.0%
    AF Gruppen ASA                                                5,825      95,500        0.0%
*   Akastor ASA                                                 427,037     593,022        0.0%
    Aker ASA Class A                                             89,991   1,855,072        0.0%
*   Aker Solutions ASA                                          201,958     772,046        0.0%
    American Shipping Co. ASA                                    93,179     318,388        0.0%
    Atea ASA                                                    282,165   2,647,300        0.0%
    Austevoll Seafood ASA                                       327,353   2,754,039        0.0%
*   Axactor AB                                                  242,566      54,527        0.0%
    Bakkafrost P/F                                               69,226   2,448,845        0.0%
    Bonheur ASA                                                  63,363     456,041        0.0%
    Borregaard ASA                                               90,679     678,703        0.0%
    BW LPG, Ltd.                                                 44,055     264,753        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
NORWAY -- (Continued)
    BW Offshore, Ltd.                                          1,093,628 $   238,329        0.0%
*   Deep Sea Supply P.L.C.                                       206,844      26,775        0.0%
*   Det Norske Oljeselskap ASA                                   318,898   2,837,251        0.0%
    DNB ASA                                                      550,362   7,042,662        0.1%
*   DNO ASA                                                      811,728     932,648        0.0%
*   DOF ASA                                                       67,981      35,946        0.0%
    Ekornes ASA                                                   28,790     336,060        0.0%
    Entra ASA                                                     32,610     307,928        0.0%
    Farstad Shipping ASA                                           7,858      12,664        0.0%
*   Fred Olsen Energy ASA                                        173,133     745,973        0.0%
    Frontline, Ltd.                                               92,828     769,720        0.0%
    Ganger Rolf ASA                                               23,563     135,235        0.0%
    Gjensidige Forsikring ASA                                    108,368   1,855,335        0.0%
    Golar LNG, Ltd.                                               19,800     328,284        0.0%
    Grieg Seafood ASA                                             62,647     309,556        0.0%
*   Hexagon Composites ASA                                       167,123     510,493        0.0%
    Hoegh LNG Holdings Ltd                                        58,645     684,489        0.0%
*   Kongsberg Automotive ASA                                   2,128,794   1,725,078        0.0%
    Kongsberg Gruppen ASA                                         44,047     738,462        0.0%
    Kvaerner ASA                                                 869,309     862,067        0.0%
    Leroy Seafood Group ASA                                       43,655   2,130,580        0.0%
    Marine Harvest ASA                                           334,597   5,215,090        0.1%
*   Nordic Semiconductor ASA                                     273,192   1,589,020        0.0%
    Norsk Hydro ASA                                            1,941,925   8,449,284        0.1%
    Norsk Hydro ASA Sponsored ADR                                 50,900     217,852        0.0%
*   Norske Skogindustrier ASA                                    615,107     170,197        0.0%
*   Norwegian Air Shuttle ASA                                     52,821   2,433,379        0.0%
*   Norwegian Property ASA                                        79,702      89,066        0.0%
    Ocean Yield ASA                                               48,142     325,626        0.0%
*   Odfjell SE Class A                                            41,255     163,593        0.0%
    Olav Thon Eiendomsselskap ASA                                  4,360      75,231        0.0%
    Opera Software ASA                                           195,823   1,599,733        0.0%
    Orkla ASA                                                    461,624   4,029,943        0.0%
    Petroleum Geo-Services ASA                                 1,028,149   3,625,494        0.0%
*   PhotoCure ASA                                                  8,681      42,619        0.0%
    Prosafe SE                                                   538,680     324,486        0.0%
    Protector Forsikring ASA                                      33,944     331,882        0.0%
*   Q-Free ASA                                                    66,600      86,396        0.0%
*   REC Silicon ASA                                           12,403,323   2,716,098        0.0%
    Salmar ASA                                                    75,927   1,886,542        0.0%
    Schibsted ASA Class A                                         51,459   1,499,753        0.0%
*   Schibsted ASA Class B                                         33,108     942,060        0.0%
*   Seadrill, Ltd.(B09RMQ1)                                      515,558   2,472,821        0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                      231,788   1,107,947        0.0%
    Selvaag Bolig ASA                                             21,588      70,230        0.0%
*   Sevan Marine ASA                                              66,506     162,507        0.0%
    Solstad Offshore ASA                                           7,538      14,593        0.0%
*   Songa Offshore                                             2,497,968      99,006        0.0%
    SpareBank 1 SMN                                               52,734     324,252        0.0%
    SpareBank 1 SR-Bank ASA                                      248,937   1,212,769        0.0%
    Statoil ASA                                                  829,912  14,607,524        0.1%
#   Statoil ASA Sponsored ADR                                    657,322  11,562,294        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
NORWAY -- (Continued)
    Stolt-Nielsen, Ltd.                                           59,398 $    785,505        0.0%
*   Storebrand ASA                                             1,041,281    4,410,071        0.0%
*   Subsea 7 SA                                                  587,905    5,394,151        0.1%
    Telenor ASA                                                  266,055    4,577,783        0.1%
    TGS Nopec Geophysical Co. ASA                                355,769    5,935,509        0.1%
    Tomra Systems ASA                                            239,411    2,781,107        0.0%
    Veidekke ASA                                                 117,287    1,609,194        0.0%
    Wilh Wilhelmsen ASA                                          171,455      914,308        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           33,954      636,356        0.0%
    XXL ASA                                                       21,154      255,299        0.0%
    Yara International ASA                                       144,908    5,796,031        0.1%
                                                                         ------------        ---
TOTAL NORWAY                                                              136,579,444        0.9%
                                                                         ------------        ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                349,608    1,361,956        0.0%
*   Banco BPI SA                                               1,847,173    2,314,882        0.0%
#*  Banco Comercial Portugues SA Class R                      49,333,489    2,191,786        0.0%
*   Banco Espirito Santo SA                                    3,375,184           --        0.0%
    Corticeira Amorim SGPS SA                                     57,867      407,003        0.0%
    CTT-Correios de Portugal SA                                  175,923    1,626,807        0.0%
    EDP - Energias de Portugal SA                              1,185,230    4,213,573        0.0%
    EDP - Energias de Portugal SA Sponsored ADR                    7,202      256,103        0.0%
    EDP Renovaveis SA                                            603,062    4,701,090        0.1%
    Galp Energia SGPS SA                                         833,384   11,450,217        0.1%
#*  Impresa SGPS SA                                               49,210       19,239        0.0%
    Jeronimo Martins SGPS SA                                     239,425    3,919,948        0.0%
#   Mota-Engil SGPS SA                                           338,612      701,067        0.0%
#   Navigator Co SA (The)                                      1,019,559    3,638,215        0.0%
    NOS SGPS SA                                                  495,171    3,550,332        0.0%
    Novabase SGPS SA                                              12,258       30,103        0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                    582,787    1,747,815        0.0%
    Semapa-Sociedade de Investimento e Gestao                     12,008      152,205        0.0%
    Sonae Capital SGPS SA                                        171,782      133,141        0.0%
*   Sonae Industria SGPS SA                                   11,585,579       59,883        0.0%
    Sonae SGPS SA                                              3,998,881    4,440,871        0.1%
    Teixeira Duarte SA                                           243,459       63,502        0.0%
                                                                         ------------        ---
TOTAL PORTUGAL                                                             46,979,738        0.3%
                                                                         ------------        ---
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                                189,000       44,620        0.0%
    Accordia Golf Trust                                          545,200      261,290        0.0%
    Amara Holdings, Ltd.                                         248,000       78,539        0.0%
    Ascendas India Trust                                         356,000      252,669        0.0%
    ASL Marine Holdings, Ltd.                                    282,800       54,404        0.0%
*   Ausgroup, Ltd.                                             1,942,239      165,369        0.0%
    Banyan Tree Holdings, Ltd.                                   409,000      150,363        0.0%
    Bonvests Holdings, Ltd.                                       51,600       46,016        0.0%
*   Boustead Projects, Ltd.                                      147,404       70,426        0.0%
    Boustead Singapore, Ltd.                                     865,967      501,424        0.0%
    Breadtalk Group, Ltd.                                        354,000      287,977        0.0%
*   Broadway Industrial Group, Ltd.                              589,333       66,222        0.0%
    Bukit Sembawang Estates, Ltd.                                132,100      436,470        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SINGAPORE -- (Continued)
*   Bund Center Investment, Ltd.                               1,264,000 $   168,463        0.0%
    CapitaLand, Ltd.                                           2,000,800   4,608,694        0.1%
    Centurion Corp., Ltd.                                        889,600     247,575        0.0%
    China Aviation Oil Singapore Corp., Ltd.                     445,900     287,850        0.0%
*   China Everbright Water, Ltd.                                 545,300     262,716        0.0%
    China Merchants Holdings Pacific, Ltd.                     1,137,990     723,418        0.0%
    Chip Eng Seng Corp., Ltd.                                  1,670,000     880,759        0.0%
    City Developments, Ltd.                                      402,200   2,487,755        0.0%
    Civmec, Ltd.                                                 140,000      40,699        0.0%
    ComfortDelGro Corp., Ltd.                                  2,047,169   4,387,682        0.0%
    Cordlife Group, Ltd.                                         172,700     187,807        0.0%
*   COSCO Corp. Singapore, Ltd.                                3,683,100     925,750        0.0%
    CSE Global, Ltd.                                           1,770,900     564,310        0.0%
    CWT, Ltd.                                                    959,900   1,476,079        0.0%
    Dairy Farm International Holdings, Ltd.                       83,800     577,841        0.0%
    DBS Group Holdings, Ltd.                                   1,128,691  12,766,707        0.1%
*   Del Monte Pacific, Ltd.                                    1,222,082     271,226        0.0%
*   Delong Holdings, Ltd.                                         41,440       9,397        0.0%
*   DMX Technologies Group, Ltd.                                 256,000      25,600        0.0%
    Dyna-Mac Holdings, Ltd.                                    1,489,000     163,234        0.0%
    Elec & Eltek International Co., Ltd.                          20,000      17,965        0.0%
    Eu Yan Sang International, Ltd.                               44,400      17,762        0.0%
*   Ezion Holdings, Ltd.                                       5,316,960   2,162,390        0.0%
*   Ezra Holdings, Ltd.                                        8,908,845     670,808        0.0%
    Falcon Energy Group, Ltd.                                  1,074,000     137,781        0.0%
    Far East Orchard, Ltd.                                       255,401     313,841        0.0%
    First Resources, Ltd.                                      1,926,200   2,722,345        0.0%
*   FJ Benjamin Holdings, Ltd.                                   305,100      16,262        0.0%
*   Food Empire Holdings, Ltd.                                   144,800      26,872        0.0%
    Fragrance Group, Ltd.                                      1,448,000     189,176        0.0%
    Frasers Centrepoint, Ltd.                                    150,300     186,391        0.0%
    Fu Yu Corp., Ltd.                                            223,500      34,786        0.0%
*   Gallant Venture, Ltd.                                      1,738,000     271,110        0.0%
    Genting Singapore P.L.C.                                   2,770,400   1,672,227        0.0%
*   Geo Energy Resources, Ltd.                                 1,097,000      89,449        0.0%
    GL, Ltd.                                                   1,313,900     892,797        0.0%
    Global Logistic Properties, Ltd.                           1,590,500   2,255,405        0.0%
*   Global Premium Hotels, Ltd.                                  115,840      25,557        0.0%
*   GMG Global, Ltd.                                             817,900     370,773        0.0%
    Golden Agri-Resources, Ltd.                               11,420,769   3,387,990        0.0%
    GP Industries, Ltd.                                          174,000      82,179        0.0%
    Great Eastern Holdings, Ltd.                                  36,700     609,614        0.0%
    GSH Corp., Ltd.                                              166,660      30,359        0.0%
    GuocoLand, Ltd.                                              446,121     613,861        0.0%
*   HG Metal Manufacturing, Ltd.                                 300,000       7,990        0.0%
    Hi-P International, Ltd.                                     525,000     165,253        0.0%
    Hiap Hoe, Ltd.                                               128,000      63,852        0.0%
    Ho Bee Land, Ltd.                                            679,700   1,115,544        0.0%
    Hong Fok Corp., Ltd.                                         988,988     531,571        0.0%
    Hong Leong Asia, Ltd.                                        216,000     124,261        0.0%
    Hongkong Land Holdings, Ltd.                                 250,000   1,583,679        0.0%
    Hotel Grand Central, Ltd.                                    150,866     142,868        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SINGAPORE -- (Continued)
    Hour Glass, Ltd. (The)                                       150,000 $    83,523        0.0%
*   HTL International Holdings, Ltd.                             375,700     240,760        0.0%
    Hutchison Port Holdings Trust                             10,591,200   4,701,762        0.1%
    Hwa Hong Corp., Ltd.                                         280,000      64,584        0.0%
    Hyflux, Ltd.                                               1,641,500     754,107        0.0%
    Indofood Agri Resources, Ltd.                              1,731,400     687,264        0.0%
*   InnoTek, Ltd.                                                 87,000       9,887        0.0%
    Innovalues, Ltd.                                             711,800     531,298        0.0%
    IPC Corp., Ltd.                                              140,100      66,572        0.0%
    Japfa, Ltd.                                                   41,100      21,221        0.0%
    Jardine Cycle & Carriage, Ltd.                                81,197   2,321,410        0.0%
*   Jurong Technologies Industrial Corp., Ltd.                   213,200          --        0.0%
    k1 Ventures, Ltd.                                            356,440     233,334        0.0%
    Keppel Corp., Ltd.                                         1,750,600   6,995,798        0.1%
    Keppel Infrastructure Trust                                1,382,953     503,857        0.0%
    Keppel Telecommunications & Transportation, Ltd.             160,800     161,894        0.0%
    Koh Brothers Group, Ltd.                                     193,000      42,213        0.0%
    KSH Holdings, Ltd.                                            25,300      10,238        0.0%
    Lian Beng Group, Ltd.                                      1,512,000     532,924        0.0%
    Low Keng Huat Singapore, Ltd.                                293,000     139,314        0.0%
    Lum Chang Holdings, Ltd.                                     160,000      42,772        0.0%
    M1, Ltd.                                                     570,600   1,046,456        0.0%
    Mandarin Oriental International, Ltd.                          7,600      11,380        0.0%
*   Marco Polo Marine, Ltd.                                      269,000      36,600        0.0%
    Mewah International, Inc.                                    271,800      59,085        0.0%
    Midas Holdings, Ltd.                                       4,279,400     905,374        0.0%
*   Nam Cheong, Ltd.                                           5,757,000     384,007        0.0%
*   Neptune Orient Lines, Ltd.                                 3,951,700   3,770,777        0.0%
    Nera Telecommunications, Ltd.                                 21,800      10,361        0.0%
*   Noble Group, Ltd.                                         15,685,500   5,317,733        0.1%
    NSL, Ltd.                                                     75,000      84,107        0.0%
    Olam International, Ltd.                                     946,100   1,158,882        0.0%
    OSIM International, Ltd.                                     858,500     884,566        0.0%
*   Otto Marine, Ltd.                                             28,850       4,173        0.0%
    OUE, Ltd.                                                    889,200   1,103,073        0.0%
    Oversea-Chinese Banking Corp., Ltd.                        1,793,287  11,649,358        0.1%
    Oxley Holdings, Ltd.                                         737,000     240,621        0.0%
    Pacc Offshore Services Holdings, Ltd.                         79,700      22,167        0.0%
    Pacific Radiance, Ltd.                                       186,600      44,999        0.0%
    Pan-United Corp., Ltd.                                       268,000     133,311        0.0%
    Penguin International, Ltd.                                1,543,000     144,839        0.0%
    Petra Foods, Ltd.                                            171,000     313,709        0.0%
    Q&M Dental Group Singapore, Ltd.                             635,800     320,803        0.0%
    QAF, Ltd.                                                    502,984     405,533        0.0%
    Raffles Education Corp., Ltd.                              2,126,667     347,017        0.0%
    Raffles Medical Group, Ltd.                                  603,432   2,106,235        0.0%
    Religare Health Trust                                        309,400     236,716        0.0%
    Rickmers Maritime                                             50,100       3,761        0.0%
    Riverstone Holdings, Ltd.                                    185,600     134,407        0.0%
    Rotary Engineering, Ltd.                                     691,700     200,550        0.0%
    SATS, Ltd.                                                 1,233,392   3,755,960        0.0%
    SBS Transit, Ltd.                                             54,000      94,266        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SINGAPORE -- (Continued)
    SembCorp Industries, Ltd.                                 2,700,300 $  5,771,918        0.1%
    SembCorp Marine, Ltd.                                     2,061,600    2,547,087        0.0%
    Sheng Siong Group, Ltd.                                   1,588,400    1,050,103        0.0%
    SHS Holdings, Ltd.                                          882,200      176,724        0.0%
    SIA Engineering Co., Ltd.                                     9,500       26,758        0.0%
*   SIIC Environment Holdings, Ltd.                             567,680      294,481        0.0%
    Sim Lian Group, Ltd.                                        206,794      122,123        0.0%
    Sinarmas Land, Ltd.                                       3,641,100    1,269,218        0.0%
    Sing Holdings, Ltd.                                         263,000       62,528        0.0%
    Singapore Airlines, Ltd.                                    986,700    8,422,948        0.1%
    Singapore Exchange, Ltd.                                    456,500    2,547,978        0.0%
    Singapore Post, Ltd.                                      1,762,516    2,052,914        0.0%
    Singapore Press Holdings, Ltd.                              884,000    2,661,013        0.0%
    Singapore Reinsurance Corp., Ltd.                            55,000       12,684        0.0%
    Singapore Shipping Corp., Ltd.                              137,000       32,061        0.0%
    Singapore Technologies Engineering, Ltd.                    921,500    2,199,629        0.0%
    Singapore Telecommunications, Ltd.                        3,054,350    8,736,629        0.1%
*   Sino Grandness Food Industry Group, Ltd.                  1,452,000      660,208        0.0%
    SMRT Corp., Ltd.                                          1,406,200    1,596,766        0.0%
    Stamford Land Corp., Ltd.                                 1,159,400      448,121        0.0%
    StarHub, Ltd.                                               531,910    1,306,632        0.0%
    Sunningdale Tech, Ltd.                                      466,980      399,272        0.0%
*   SunVic Chemical Holdings, Ltd.                              638,600       50,115        0.0%
    Super Group, Ltd.                                         1,509,000    1,084,124        0.0%
*   Swiber Holdings, Ltd.                                     1,301,500      183,419        0.0%
    Swissco Holdings, Ltd.                                      750,500       99,943        0.0%
    Tat Hong Holdings, Ltd.                                     748,300      333,156        0.0%
*   Thakral Corp., Ltd.                                          39,650        6,372        0.0%
    Tiong Woon Corp. Holding, Ltd.                              232,875       39,247        0.0%
    Tuan Sing Holdings, Ltd.                                  2,239,528      531,139        0.0%
    UMS Holdings, Ltd.                                        1,339,850      617,099        0.0%
    United Engineers, Ltd.                                    1,511,604    2,622,524        0.0%
    United Industrial Corp., Ltd.                               698,998    1,505,094        0.0%
    United Overseas Bank, Ltd.                                  787,472   10,851,845        0.1%
    UOB-Kay Hian Holdings, Ltd.                                 530,314      544,162        0.0%
    UOL Group, Ltd.                                           1,227,288    5,588,733        0.1%
    UPP Holdings, Ltd.                                          610,000       99,807        0.0%
    Valuetronics Holdings, Ltd.                                 448,900      156,384        0.0%
*   Vard Holdings, Ltd.                                       2,142,500      288,676        0.0%
    Venture Corp., Ltd.                                         729,800    4,538,340        0.1%
    Vibrant Group, Ltd.                                         990,681      242,503        0.0%
    Vicom, Ltd.                                                   2,400       10,875        0.0%
    Wee Hur Holdings, Ltd.                                      917,300      180,728        0.0%
    Wheelock Properties Singapore, Ltd.                         204,747      236,298        0.0%
    Wilmar International, Ltd.                                  918,000    2,521,723        0.0%
    Wing Tai Holdings, Ltd.                                   1,653,024    2,300,938        0.0%
    Yeo Hiap Seng, Ltd.                                          63,135       60,807        0.0%
    YHI International, Ltd.                                      48,000       12,296        0.0%
*   Yongnam Holdings, Ltd.                                      594,000      154,095        0.0%
    Zhongmin Baihui Retail Group, Ltd.                            7,800        8,452        0.0%
                                                                        ------------        ---
TOTAL SINGAPORE                                                          184,354,316        1.2%
                                                                        ------------        ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SPAIN -- (2.3%)
    Abertis Infraestructuras SA                                  261,163 $ 4,409,062        0.0%
    Acciona SA                                                    84,818   6,806,770        0.1%
#   Acerinox SA                                                  453,864   5,377,926        0.0%
    ACS Actividades de Construccion y Servicios SA               297,713   9,874,114        0.1%
#   Adveo Group International SA                                  63,315     333,161        0.0%
    Almirall SA                                                  205,620   3,384,934        0.0%
    Amadeus IT Holding SA Class A                                238,513  10,876,279        0.1%
    Amper SA(BD6R4N6)                                              6,450         864        0.0%
#*  Amper SA(5744228)                                          1,019,857     136,790        0.0%
    Applus Services SA                                            47,209     436,814        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                  97,680   1,275,656        0.0%
    Azkoyen SA                                                    14,561      71,188        0.0%
    Banco Bilbao Vizcaya Argentaria SA                         2,315,269  15,910,078        0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             993,526   6,845,394        0.1%
    Banco de Sabadell SA(B1X8QN2)                             11,243,367  21,543,260        0.2%
    Banco de Sabadell SA(BYXHFS8)                                326,762     624,471        0.0%
    Banco Popular Espanol SA                                   3,514,424   9,582,698        0.1%
#   Banco Santander SA                                         6,424,415  32,625,227        0.2%
#   Banco Santander SA Sponsored ADR                           2,375,051  11,946,506        0.1%
    Bankia SA                                                  5,941,983   5,542,820        0.0%
    Bankinter SA                                               1,402,778  10,707,118        0.1%
*   Baron de Ley                                                   4,117     481,472        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                         154,052   5,223,268        0.0%
    CaixaBank SA                                               2,380,249   7,185,271        0.1%
*   Caja de Ahorros del Mediterraneo                              21,176          --        0.0%
*   Cementos Portland Valderrivas SA                              43,783     305,560        0.0%
    Cia de Distribucion Integral Logista Holdings SA              40,850     900,694        0.0%
    Cie Automotive SA                                            119,472   2,161,752        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                  5,033   1,635,038        0.0%
#*  Deoleo SA                                                    293,928      73,990        0.0%
    Distribuidora Internacional de Alimentacion SA               991,193   5,515,357        0.0%
#   Duro Felguera SA                                             237,906     429,164        0.0%
    Ebro Foods SA                                                168,447   3,822,079        0.0%
#*  eDreams ODIGEO SA                                             68,577     187,270        0.0%
    Elecnor SA                                                    10,259      92,698        0.0%
    Enagas SA                                                    371,384  11,338,327        0.1%
    Ence Energia y Celulosa SA                                   590,068   1,707,396        0.0%
    Endesa SA                                                    227,541   4,787,432        0.0%
#*  Ercros SA                                                    478,379     339,088        0.0%
    Faes Farma SA                                                495,952   1,562,916        0.0%
    Ferrovial SA                                                 248,568   5,362,873        0.0%
    Fluidra SA                                                    12,607      55,565        0.0%
*   Fomento de Construcciones y Contratas SA                     374,970   3,264,115        0.0%
    Gamesa Corp. Tecnologica SA                                  757,335  14,955,815        0.1%
    Gas Natural SDG SA                                           583,821  12,174,422        0.1%
    Grifols SA                                                   131,028   2,856,829        0.0%
    Grupo Catalana Occidente SA                                  102,568   3,253,851        0.0%
#*  Grupo Ezentis SA                                             315,518     152,137        0.0%
    Iberdrola SA                                               6,047,752  43,052,370        0.3%
    Iberpapel Gestion SA                                           4,081      86,137        0.0%
#*  Indra Sistemas SA                                            234,577   2,754,753        0.0%
    Industria de Diseno Textil SA                                210,215   6,765,888        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SPAIN -- (Continued)
*   Inmobiliaria Colonial SA                                  3,858,936 $  2,964,539        0.0%
*   Liberbank SA                                              1,359,078    1,637,255        0.0%
    Mapfre SA                                                 3,566,931    9,073,826        0.1%
#   Mediaset Espana Comunicacion SA                             505,321    6,579,710        0.1%
#   Melia Hotels International SA                               150,272    1,896,137        0.0%
    Miquel y Costas & Miquel SA                                  23,512      952,614        0.0%
*   NH Hotel Group SA                                           303,318    1,464,023        0.0%
#   Obrascon Huarte Lain SA                                     508,359    3,612,874        0.0%
    Papeles y Cartones de Europa SA                             158,689      984,392        0.0%
*   Pescanova SA                                                 22,953           --        0.0%
#*  Pharma Mar SA                                               315,249      996,732        0.0%
    Prim SA                                                       5,102       51,526        0.0%
#*  Promotora de Informaciones SA Class A                       203,758    1,445,032        0.0%
    Prosegur Cia de Seguridad SA                                402,809    2,333,393        0.0%
*   Quabit Inmobiliaria SA                                      474,440       20,689        0.0%
#*  Realia Business SA                                          287,785      364,461        0.0%
    Red Electrica Corp. SA                                       93,800    8,388,929        0.1%
    Repsol SA                                                   692,311    9,122,210        0.1%
#   Repsol SA Sponsored ADR                                     303,549    4,018,989        0.0%
#   Sacyr SA                                                  1,204,177    2,571,938        0.0%
*   Sociedad Nacional de Industrias Apicaciones Celulosa
      Espanola SA                                                56,486       27,683        0.0%
#*  Solaria Energia y Medio Ambiente SA                          34,875       27,209        0.0%
#   Tecnicas Reunidas SA                                         59,363    2,001,049        0.0%
*   Tecnocom Telecomunicaciones y Energia SA                     27,058       46,942        0.0%
    Telefonica SA                                             1,439,541   15,747,417        0.1%
#   Telefonica SA Sponsored ADR                                 228,448    2,492,367        0.0%
#   Tubacex SA                                                  343,067      895,684        0.0%
#   Tubos Reunidos SA                                           524,311      426,517        0.0%
#   Vidrala SA                                                   35,212    2,098,127        0.0%
#   Viscofan SA                                                  71,858    4,036,845        0.0%
*   Vocento SA                                                   61,660       97,908        0.0%
    Zardoya Otis SA                                             237,645    2,525,212        0.0%
                                                                        ------------        ---
TOTAL SPAIN                                                              389,696,886        2.5%
                                                                        ------------        ---
SWEDEN -- (2.8%)
    AAK AB                                                       70,604    5,339,835        0.0%
    Acando AB                                                   308,042      659,810        0.0%
*   AddLife AB(BYZ0FM9)                                          13,141      166,088        0.0%
    AddLife AB(BYSZWX1)                                           3,285       41,520        0.0%
    AddTech AB Class B                                           52,562      660,786        0.0%
    AF AB Class B                                               135,055    2,316,491        0.0%
    Alfa Laval AB                                               226,195    3,568,930        0.0%
*   Arcam AB                                                     24,416      532,930        0.0%
*   Arise AB                                                      1,101        2,180        0.0%
    Assa Abloy AB Class B                                       643,444   13,520,205        0.1%
    Atlas Copco AB Class A                                      157,214    4,072,982        0.0%
    Atlas Copco AB Class B                                      135,572    3,257,242        0.0%
    Atrium Ljungberg AB Class B                                  61,358      972,715        0.0%
    Avanza Bank Holding AB                                       46,097    1,812,660        0.0%
    Axfood AB                                                   136,432    2,529,629        0.0%
    B&B Tools AB Class B                                         53,317    1,072,915        0.0%
*   BE Group AB                                                  27,715        5,722        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SWEDEN -- (Continued)
    Beijer Alma AB                                               26,162 $   617,705        0.0%
    Beijer Electronics AB                                         2,424      14,682        0.0%
    Beijer Ref AB Class B                                         8,991     203,903        0.0%
    Betsson AB                                                  308,271   4,172,675        0.0%
    Bilia AB Class A                                            165,198   3,956,536        0.0%
    BillerudKorsnas AB                                          568,707   8,844,142        0.1%
    BioGaia AB Class B                                           22,119     560,049        0.0%
    Biotage AB                                                   54,240     181,846        0.0%
    Bjorn Borg AB                                                48,305     205,382        0.0%
    Boliden AB                                                  992,847  17,365,229        0.1%
    Bulten AB                                                    79,783     762,270        0.0%
    Bure Equity AB                                              216,020   1,884,115        0.0%
    Byggmax Group AB                                            235,310   1,906,598        0.0%
    Castellum AB                                                328,284   5,258,630        0.0%
    Catena AB                                                       500       7,699        0.0%
    Clas Ohlson AB Class B                                      116,768   2,357,642        0.0%
    Cloetta AB Class B                                          431,568   1,452,560        0.0%
    Concentric AB                                               140,556   1,593,184        0.0%
    Concordia Maritime AB Class B                                86,745     173,476        0.0%
    Dios Fastigheter AB                                          95,836     701,341        0.0%
*   Doro AB                                                      75,853     689,895        0.0%
    Duni AB                                                     104,338   1,519,368        0.0%
    Dustin Group AB                                               5,365      39,259        0.0%
    Electrolux AB Series B                                      249,193   7,241,476        0.1%
    Elekta AB Class B                                           439,667   3,215,396        0.0%
*   Eltel AB                                                      2,534      30,371        0.0%
    Enea AB                                                      36,872     411,751        0.0%
*   Eniro AB                                                  1,094,983      97,500        0.0%
    Fabege AB                                                   293,506   4,901,360        0.0%
    Fagerhult AB                                                  9,187     214,196        0.0%
*   Fastighets AB Balder                                        115,403   2,943,595        0.0%
#   Fenix Outdoor International AG                                  890      45,621        0.0%
*   Fingerprint Cards AB Class B                                 71,914   4,312,603        0.0%
    Getinge AB Class B                                          337,295   7,143,444        0.1%
    Granges AB                                                    5,119      37,796        0.0%
    Gunnebo AB                                                  140,490     774,613        0.0%
    Haldex AB                                                   275,841   2,338,283        0.0%
    Hemfosa Fastigheter AB                                      207,498   2,164,614        0.0%
    Hennes & Mauritz AB Class B                                 226,225   8,055,950        0.1%
    Hexagon AB Class B                                          206,207   8,236,890        0.1%
    Hexpol AB                                                   568,917   5,887,947        0.1%
    HIQ International AB                                        221,247   1,386,072        0.0%
    Holmen AB Class B                                           196,672   6,781,740        0.1%
    Hufvudstaden AB Class A                                     187,149   2,904,269        0.0%
    Husqvarna AB Class A                                        104,942     836,523        0.0%
    Husqvarna AB Class B                                      1,136,601   9,071,491        0.1%
    ICA Gruppen AB                                              127,963   4,207,289        0.0%
    Indutrade AB                                                 54,470   3,056,288        0.0%
*   Infant Bacterial Therapeutics AB                              2,212      16,940        0.0%
    Intrum Justitia AB                                          166,808   5,996,146        0.1%
    Inwido AB                                                     6,608      83,250        0.0%
    ITAB Shop Concept AB Class B                                  6,376     198,126        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SWEDEN -- (Continued)
    JM AB                                                       265,904 $ 7,691,966        0.1%
    KappAhl AB                                                  267,628   1,111,973        0.0%
*   Karolinska Development AB Class B                             2,619       2,366        0.0%
    Klovern AB Class B                                          994,804   1,169,106        0.0%
    KNOW IT AB                                                   32,822     236,260        0.0%
    Kungsleden AB                                               395,007   2,719,070        0.0%
    Lagercrantz Group AB Class B                                 89,091     823,596        0.0%
    Lindab International AB                                     215,932   1,720,433        0.0%
    Loomis AB Class B                                           211,194   5,866,376        0.0%
*   Lundin Petroleum AB                                         190,325   3,570,827        0.0%
    Meda AB Class A                                             520,767   9,623,784        0.1%
*   Medivir AB Class B                                           94,928     657,230        0.0%
    Mekonomen AB                                                 78,741   2,003,062        0.0%
    Millicom International Cellular SA                           85,584   4,955,266        0.0%
    Modern Times Group MTG AB Class B                           177,310   5,323,456        0.0%
    MQ Holding AB                                               148,055     737,291        0.0%
    Mycronic AB                                                 245,286   1,918,235        0.0%
    NCC AB Class A                                                9,140     311,876        0.0%
    NCC AB Class B                                              216,791   7,416,380        0.1%
    Nederman Holding AB                                             402       9,741        0.0%
*   Net Insight AB Class B                                      817,254     641,841        0.0%
    NetEnt AB                                                    47,126   2,967,705        0.0%
    New Wave Group AB Class B                                   197,664     911,478        0.0%
    Nibe Industrier AB Class B                                  183,670   6,386,442        0.1%
    Nobia AB                                                    353,547   4,037,454        0.0%
    Nolato AB Class B                                           118,375   3,199,715        0.0%
    Nordea Bank AB                                            1,594,437  15,498,152        0.1%
    Nordnet AB Class B                                          248,642     856,076        0.0%
    OEM International AB Class B                                  9,558     153,600        0.0%
*   Oriflame Holding AG                                          19,657     395,804        0.0%
    Peab AB                                                     593,571   4,960,385        0.0%
    Pricer AB Class B                                           475,277     518,124        0.0%
    Proact IT Group AB                                           19,398     299,523        0.0%
    Probi AB                                                      2,159      42,566        0.0%
*   Qliro Group AB                                               86,225      91,982        0.0%
    Ratos AB Class B                                            862,469   5,049,938        0.0%
*   RaySearch Laboratories AB                                    22,296     322,329        0.0%
    Recipharm AB Class B                                          1,230      20,618        0.0%
    Rezidor Hotel Group AB                                      188,798     800,691        0.0%
    Saab AB Class B                                             184,481   6,318,895        0.1%
    Sagax AB Class B                                             32,434     281,009        0.0%
    Sandvik AB                                                  692,087   7,110,556        0.1%
*   SAS AB                                                      667,933   1,913,906        0.0%
    Scandi Standard AB                                           49,974     353,253        0.0%
    Securitas AB Class B                                        591,477   9,352,578        0.1%
    Semcon AB                                                    30,332     146,788        0.0%
    Skandinaviska Enskilda Banken AB Class A                    879,823   8,411,671        0.1%
    Skandinaviska Enskilda Banken AB Class C                     13,293     132,828        0.0%
    Skanska AB Class B                                          449,043   9,897,296        0.1%
    SKF AB Class A                                               19,022     349,192        0.0%
    SKF AB Class B                                              301,779   5,561,080        0.0%
    SkiStar AB                                                   48,433     671,754        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SWEDEN -- (Continued)
*   SSAB AB Class A(B17H0S8)                                    353,919 $  1,491,173        0.0%
#*  SSAB AB Class A(BPRBWK4)                                     89,315      379,756        0.0%
*   SSAB AB Class B(B17H3F6)                                    219,594      762,223        0.0%
*   SSAB AB Class B(BPRBWM6)                                    227,995      794,556        0.0%
    Svenska Cellulosa AB SCA Class A                             29,899      946,258        0.0%
    Svenska Cellulosa AB SCA Class B                            641,105   20,227,899        0.1%
    Svenska Handelsbanken AB Class A                            788,712   10,521,533        0.1%
    Svenska Handelsbanken AB Class B                             22,236      308,993        0.0%
    Sweco AB Class B                                             80,146    1,241,762        0.0%
    Swedbank AB Class A                                         515,394   11,126,741        0.1%
    Swedish Match AB                                            232,196    7,374,967        0.1%
    Systemair AB                                                  4,331       55,244        0.0%
    Tele2 AB Class B                                            998,350    9,538,953        0.1%
    Telefonaktiebolaget LM Ericsson Class A                      49,162      405,636        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   1,509,063   12,227,043        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR               527,787    4,269,797        0.0%
    Telia Co AB                                               2,724,804   13,031,550        0.1%
    Thule Group AB (The)                                         16,749      241,099        0.0%
    Transcom Worldwide AB                                         1,110        8,661        0.0%
    Trelleborg AB Class B                                       554,046   10,117,972        0.1%
    Unibet Group P.L.C.                                         465,720    5,259,939        0.0%
*   Victoria Park AB Class A                                     55,974      131,752        0.0%
    Victoria Park AB Class B                                    132,803      314,591        0.0%
    Vitrolife AB                                                 29,523    1,447,908        0.0%
    Volvo AB Class A                                            217,659    2,556,495        0.0%
    Volvo AB Class B                                          1,137,155   13,335,146        0.1%
*   Volvo AB Sponsored ADR                                       68,480      801,589        0.0%
    Wallenstam AB Class B                                       352,631    2,966,144        0.0%
    Wihlborgs Fastigheter AB                                    139,466    2,833,681        0.0%
                                                                        ------------        ---
TOTAL SWEDEN                                                             477,834,950        3.0%
                                                                        ------------        ---
SWITZERLAND -- (6.3%)
    ABB, Ltd.                                                 1,450,592   30,709,417        0.2%
    ABB, Ltd. Sponsored ADR                                     431,204    9,102,716        0.1%
    Actelion, Ltd.                                               97,707   15,836,361        0.1%
    Adecco SA                                                   234,015   15,106,472        0.1%
*   AFG Arbonia-Forster Holding AG                              120,262    1,675,030        0.0%
    Allreal Holding AG                                           39,975    5,572,684        0.0%
#   Alpiq Holding AG                                              8,550      571,497        0.0%
    ALSO Holding AG                                                 951       67,677        0.0%
    ams AG                                                      163,190    4,324,019        0.0%
    APG SGA SA                                                    1,834      769,747        0.0%
    Aryzta AG                                                   214,926    8,359,791        0.1%
    Ascom Holding AG                                            138,303    2,266,373        0.0%
    Autoneum Holding AG                                          11,700    2,794,330        0.0%
    Bachem Holding AG Class B                                     8,585      573,280        0.0%
    Baloise Holding AG                                          157,761   19,555,490        0.1%
    Bank Coop AG                                                  6,201      265,000        0.0%
    Banque Cantonale de Geneve                                    1,175      359,063        0.0%
    Banque Cantonale Vaudoise                                    11,630    8,030,102        0.1%
    Barry Callebaut AG                                            6,439    7,575,027        0.1%
#   Basler Kantonalbank                                           6,402      461,041        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SWITZERLAND -- (Continued)
    Belimo Holding AG                                               805 $ 2,302,026        0.0%
    Bell AG                                                       2,000     791,827        0.0%
#   Bellevue Group AG                                            25,686     378,793        0.0%
#   Berner Kantonalbank AG                                        6,599   1,352,815        0.0%
    BKW AG                                                       27,797   1,209,398        0.0%
    Bobst Group SA                                               31,105   1,699,403        0.0%
#   Bossard Holding AG Class A                                   24,580   2,672,718        0.0%
    Bucher Industries AG                                         22,764   5,468,046        0.0%
    Burckhardt Compression Holding AG                             7,120   2,537,859        0.0%
    Burkhalter Holding AG                                         6,429     800,515        0.0%
    Calida Holding AG                                             3,728     128,277        0.0%
    Carlo Gavazzi Holding AG                                        221      51,879        0.0%
    Cembra Money Bank AG                                         73,730   5,058,819        0.0%
    Cham Paper Holding AG                                             5       1,512        0.0%
#*  Charles Voegele Holding AG                                   27,015     173,168        0.0%
    Chocoladefabriken Lindt & Spruengli AG                           43   3,147,914        0.0%
    Cie Financiere Richemont SA                                 372,650  24,848,380        0.2%
    Cie Financiere Tradition SA                                   2,007     137,533        0.0%
    Clariant AG                                               1,141,868  21,634,484        0.2%
    Coltene Holding AG                                           10,958     685,850        0.0%
    Conzzeta AG                                                   1,701   1,099,039        0.0%
*   Cosmo Pharmaceuticals SA                                      4,128     682,222        0.0%
    Credit Suisse Group AG                                    1,049,144  15,966,354        0.1%
#   Credit Suisse Group AG Sponsored ADR                        363,381   5,527,025        0.0%
    Daetwyler Holding AG                                         20,483   3,047,156        0.0%
    DKSH Holding AG                                              70,194   4,594,011        0.0%
    dorma+kaba Holding AG Class B                                 6,635   4,308,625        0.0%
*   Dottikon Es Holding AG                                           89      28,852        0.0%
*   Dufry AG                                                     78,945  10,406,363        0.1%
    Edmond de Rothschild Suisse SA                                   10     166,274        0.0%
    EFG International AG                                        153,499     959,545        0.0%
    Emmi AG                                                       8,985   5,386,354        0.0%
    EMS-Chemie Holding AG                                         8,963   4,435,491        0.0%
    Energiedienst Holding AG                                      8,178     193,526        0.0%
#*  Evolva Holding SA                                            33,900      23,761        0.0%
    Feintool International Holding AG                             2,524     255,435        0.0%
    Flughafen Zuerich AG                                         15,253  14,012,417        0.1%
    Forbo Holding AG                                              3,264   3,977,035        0.0%
#   Galenica AG                                                  13,882  20,323,133        0.1%
    GAM Holding AG                                              518,234   6,770,711        0.1%
    Gategroup Holding AG                                        123,655   6,819,395        0.1%
    Geberit AG                                                   26,707  10,275,038        0.1%
    Georg Fischer AG                                             14,402  11,709,161        0.1%
    Givaudan SA                                                   5,549  10,952,966        0.1%
    Gurit Holding AG                                              1,613   1,021,203        0.0%
    Helvetia Holding AG                                          26,790  14,428,822        0.1%
    HOCHDORF Holding AG                                             689     137,610        0.0%
    Huber & Suhner AG                                            20,048     983,517        0.0%
    Implenia AG                                                  43,223   2,885,764        0.0%
    Inficon Holding AG                                            6,140   2,028,653        0.0%
    Interroll Holding AG                                          1,577   1,400,754        0.0%
    Intershop Holding AG                                          3,132   1,469,727        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SWITZERLAND -- (Continued)
    Julius Baer Group, Ltd.                                     378,100 $ 16,203,767        0.1%
    Kardex AG                                                    29,591    2,388,318        0.0%
    Komax Holding AG                                             13,340    2,949,991        0.0%
    Kudelski SA                                                 159,504    2,721,598        0.0%
    Kuehne + Nagel International AG                              24,719    3,567,327        0.0%
*   Kuoni Reisen Holding AG                                      14,226    5,472,109        0.0%
    LafargeHolcim, Ltd.(7110753)                                274,872   13,956,754        0.1%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                170,271    8,581,580        0.1%
    LEM Holding SA                                                2,543    2,280,517        0.0%
    Liechtensteinische Landesbank AG                              9,805      405,956        0.0%
*   LifeWatch AG                                                 16,366      213,484        0.0%
#   Logitech International SA(H50430232)                        145,411    2,236,421        0.0%
#   Logitech International SA(B18ZRK2)                          342,549    5,263,103        0.0%
    Lonza Group AG                                              142,094   23,699,608        0.2%
    Luzerner Kantonalbank AG                                      6,103    2,620,161        0.0%
    MCH Group AG                                                     56        3,725        0.0%
    Metall Zug AG                                                   438    1,343,562        0.0%
#*  Meyer Burger Technology AG                                  288,808    1,326,565        0.0%
    Mikron Holding AG                                            48,480      313,880        0.0%
    Mobilezone Holding AG                                        62,772      887,396        0.0%
    Mobimo Holding AG                                            22,071    5,057,208        0.0%
    Nestle SA                                                 2,417,067  180,409,034        1.2%
    Novartis AG                                                 325,241   24,751,558        0.2%
    Novartis AG Sponsored ADR                                   794,013   60,321,168        0.4%
    OC Oerlikon Corp. AG                                        602,498    5,828,619        0.1%
*   Orascom Development Holding AG                               15,666      134,388        0.0%
#*  Orell Fuessli Holding AG                                        522       67,797        0.0%
    Orior AG                                                     10,314      658,901        0.0%
    Panalpina Welttransport Holding AG                           14,096    1,649,013        0.0%
#   Partners Group Holding AG                                    18,244    7,524,526        0.1%
    Phoenix Mecano AG                                             1,136      558,126        0.0%
*   Plazza AG                                                     1,625      350,685        0.0%
    PSP Swiss Property AG                                        71,798    6,924,507        0.1%
    Rieter Holding AG                                            15,515    3,216,132        0.0%
    Roche Holding AG(7108918)                                     5,040    1,292,074        0.0%
    Roche Holding AG(7110388)                                   153,905   38,939,377        0.3%
    Romande Energie Holding SA                                      357      396,039        0.0%
    Schaffner Holding AG                                            758      165,994        0.0%
    Schindler Holding AG                                          7,522    1,383,875        0.0%
*   Schmolz + Bickenbach AG                                   1,385,343    1,012,200        0.0%
    Schweiter Technologies AG                                     3,267    3,089,707        0.0%
    SGS SA                                                        2,507    5,527,635        0.0%
    Siegfried Holding AG                                         17,160    3,218,850        0.0%
    Sika AG                                                       4,302   18,334,886        0.1%
    Sonova Holding AG                                            85,930   11,504,107        0.1%
    St Galler Kantonalbank AG Class A                             4,726    1,957,729        0.0%
    Straumann Holding AG                                         14,093    4,892,884        0.0%
#   Sulzer AG                                                    58,240    5,316,454        0.0%
    Sunrise Communications Group AG                              21,045    1,288,960        0.0%
#   Swatch Group AG (The)(7184725)                               35,948   12,264,790        0.1%
    Swatch Group AG (The)(7184736)                               45,717    3,058,746        0.0%
    Swiss Life Holding AG                                        85,294   21,572,272        0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
SWITZERLAND -- (Continued)
    Swiss Prime Site AG                                          80,559 $    7,062,306        0.1%
    Swiss Re AG                                                 383,737     34,105,983        0.2%
#   Swisscom AG                                                  18,979      9,644,715        0.1%
#   Swisscom AG Sponsored ADR                                     5,100        258,570        0.0%
    Swissquote Group Holding SA                                  29,330        728,153        0.0%
    Syngenta AG                                                  92,858     37,251,372        0.3%
    Syngenta AG ADR                                             186,904     15,058,855        0.1%
    Tamedia AG                                                    3,355        540,912        0.0%
    Tecan Group AG                                               12,961      1,801,577        0.0%
    Temenos Group AG                                            107,910      5,599,890        0.1%
    Thurgauer Kantonalbank                                          242         21,569        0.0%
    U-Blox AG                                                    13,427      2,670,122        0.0%
    UBS Group AG(BRJL176)                                     1,180,682     20,467,652        0.1%
*   UBS Group AG(H42097107)                                     309,513      5,345,289        0.0%
    Valiant Holding AG                                           36,180      4,014,697        0.0%
    Valora Holding AG                                            13,368      3,265,053        0.0%
    Vaudoise Assurances Holding SA                                2,618      1,366,553        0.0%
    Vetropack Holding AG                                            364        569,205        0.0%
*   Von Roll Holding AG                                          80,625         57,899        0.0%
    Vontobel Holding AG                                         104,923      4,549,860        0.0%
    VP Bank AG                                                    1,079        105,322        0.0%
    VZ Holding AG                                                 2,211        687,952        0.0%
    Walliser Kantonalbank                                         1,730        141,072        0.0%
    Walter Meier AG                                               3,375        114,517        0.0%
    Warteck Invest AG                                                13         25,711        0.0%
    Ypsomed Holding AG                                            3,490        520,512        0.0%
*   Zehnder Group AG                                             24,396      1,032,140        0.0%
    Zug Estates Holding AG Class B                                  189        313,228        0.0%
    Zuger Kantonalbank AG                                           147        756,879        0.0%
    Zurich Insurance Group AG                                    97,455     21,867,364        0.2%
                                                                        --------------        ---
TOTAL SWITZERLAND                                                        1,084,381,264        6.9%
                                                                        --------------        ---
UNITED KINGDOM -- (15.6%)
    3i Group P.L.C.                                             959,327      6,653,966        0.1%
    4imprint Group P.L.C.                                         1,908         36,749        0.0%
    888 Holdings P.L.C.                                       1,027,066      3,243,796        0.0%
    A.G. Barr P.L.C.                                            126,810      1,036,803        0.0%
    AA P.L.C.                                                    93,726        382,043        0.0%
    Aberdeen Asset Management P.L.C.                          2,609,990     11,418,279        0.1%
    Acacia Mining P.L.C.                                        667,136      3,424,504        0.0%
    Acal P.L.C.                                                  39,091        150,531        0.0%
    Admiral Group P.L.C.                                        263,267      7,155,239        0.1%
#   Afren P.L.C.                                              2,504,224            750        0.0%
    Aggreko P.L.C.                                              690,149     10,985,401        0.1%
    Air Partner P.L.C.                                            5,658         35,758        0.0%
*   Alizyme P.L.C.                                               42,517             --        0.0%
    Alumasc Group P.L.C. (The)                                    8,807         21,808        0.0%
    Amec Foster Wheeler P.L.C.                                  648,133      4,696,542        0.0%
    Anglo American P.L.C.                                     1,359,301     15,204,146        0.1%
#   Anglo Pacific Group P.L.C.                                  471,466        520,472        0.0%
    Anglo-Eastern Plantations P.L.C.                              8,036         59,332        0.0%
#   Antofagasta P.L.C.                                          916,376      6,490,013        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
UNITED KINGDOM -- (Continued)
    ARM Holdings P.L.C.                                           12,223 $   167,771        0.0%
#   ARM Holdings P.L.C. Sponsored ADR                            122,630   5,051,130        0.0%
    Arrow Global Group P.L.C.                                     50,329     189,094        0.0%
#   Ashmore Group P.L.C.                                       1,025,651   4,609,332        0.0%
    Ashtead Group P.L.C.                                       1,005,461  13,372,034        0.1%
    Associated British Foods P.L.C.                              247,224  11,090,626        0.1%
    AstraZeneca P.L.C.                                             5,511     316,180        0.0%
#   AstraZeneca P.L.C. Sponsored ADR                             981,542  28,425,456        0.2%
    AVEVA Group P.L.C.                                           106,418   2,506,099        0.0%
    Aviva P.L.C.                                               5,302,684  33,595,114        0.2%
    Aviva P.L.C. Sponsored ADR                                    18,627     237,494        0.0%
    Avon Rubber P.L.C.                                            13,268     143,895        0.0%
    B&M European Value Retail SA                                  52,270     212,119        0.0%
    Babcock International Group P.L.C.                         1,179,655  16,370,081        0.1%
    BAE Systems P.L.C.                                         2,858,737  19,944,435        0.1%
*   Balfour Beatty P.L.C.                                      2,556,771   8,933,733        0.1%
    Barclays P.L.C.                                              233,484     586,222        0.0%
    Barclays P.L.C. Sponsored ADR                              2,016,535  20,266,177        0.1%
    Barratt Developments P.L.C.                                2,119,731  16,507,186        0.1%
    BBA Aviation P.L.C.                                        2,463,830   7,214,513        0.1%
    Beazley P.L.C.                                             1,779,346   8,480,906        0.1%
    Bellway P.L.C.                                               403,214  14,437,982        0.1%
    Berendsen P.L.C.                                             742,736  12,832,758        0.1%
    Berkeley Group Holdings P.L.C.                               367,912  16,122,089        0.1%
    BGEO Group P.L.C.                                             44,274   1,483,587        0.0%
    BHP Billiton P.L.C.                                          387,667   5,297,275        0.0%
#   BHP Billiton P.L.C. ADR                                      637,467  17,574,965        0.1%
    Bloomsbury Publishing P.L.C.                                  58,768     133,353        0.0%
    Bodycote P.L.C.                                              664,782   5,803,329        0.0%
    Booker Group P.L.C.                                        3,339,537   7,919,143        0.1%
    Bovis Homes Group P.L.C.                                     406,441   5,187,235        0.0%
    BP P.L.C.                                                  4,977,533  27,423,124        0.2%
    BP P.L.C. Sponsored ADR                                    2,497,898  83,879,423        0.5%
    Braemar Shipping Services P.L.C.                              13,650      89,965        0.0%
    Brammer P.L.C.                                                79,353     202,339        0.0%
    Brewin Dolphin Holdings P.L.C.                               626,571   2,511,393        0.0%
    British American Tobacco P.L.C.                              149,582   9,120,328        0.1%
    British American Tobacco P.L.C. Sponsored ADR                143,445  17,521,807        0.1%
    British Polythene Industries P.L.C.                           32,602     333,668        0.0%
    Britvic P.L.C.                                               507,573   5,229,186        0.0%
    BT Group P.L.C.                                            1,001,687   6,493,004        0.1%
#   BT Group P.L.C. Sponsored ADR                                272,564   8,940,099        0.1%
*   BTG P.L.C.                                                   415,456   3,601,922        0.0%
    Bunzl P.L.C.                                                 260,578   7,777,735        0.1%
    Burberry Group P.L.C.                                        327,273   5,698,335        0.0%
    Cable & Wireless Communications P.L.C.                    10,549,684  11,374,231        0.1%
*   Cairn Energy P.L.C.                                        1,207,084   3,957,589        0.0%
    Cape P.L.C.                                                  412,000   1,385,662        0.0%
    Capita P.L.C.                                                309,173   4,529,983        0.0%
    Capital & Counties Properties P.L.C.                       1,141,829   5,907,706        0.0%
    Carclo P.L.C.                                                 26,730      58,039        0.0%
    Card Factory P.L.C.                                           51,753     275,591        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Carillion P.L.C.                                          1,444,429 $ 6,217,048        0.0%
    Carnival P.L.C.                                              43,538   2,171,626        0.0%
#   Carnival P.L.C. ADR                                         123,375   6,236,606        0.1%
*   Carpetright P.L.C.                                            1,362       6,041        0.0%
    Carr's Group P.L.C.                                          26,720      57,604        0.0%
    Castings P.L.C.                                              57,646     416,918        0.0%
    Centamin P.L.C.                                           4,524,151   8,000,490        0.1%
    Centaur Media P.L.C.                                         79,311      61,537        0.0%
    Centrica P.L.C.                                           4,684,758  16,360,223        0.1%
    Charles Stanley Group P.L.C.                                  6,583      30,017        0.0%
    Charles Taylor P.L.C.                                        16,780      64,359        0.0%
    Chemring Group P.L.C.                                       749,298   1,565,735        0.0%
    Chesnara P.L.C.                                             211,287     942,312        0.0%
    Cineworld Group P.L.C.                                      645,806   4,890,317        0.0%
*   Circassia Pharmaceuticals P.L.C.                             22,758      89,667        0.0%
    Clarkson P.L.C.                                               7,446     260,046        0.0%
    Close Brothers Group P.L.C.                                 440,347   7,809,431        0.1%
*   CLS Holdings P.L.C.                                             535      12,359        0.0%
    Cobham P.L.C.                                             2,936,787   6,625,991        0.1%
    Coca-Cola HBC AG                                            415,356   8,514,013        0.1%
    Communisis P.L.C.                                           732,025     455,032        0.0%
    Compass Group P.L.C.                                        781,154  13,911,094        0.1%
    Computacenter P.L.C.                                        219,444   2,676,895        0.0%
    Connect Group P.L.C.                                        333,041     753,671        0.0%
    Consort Medical P.L.C.                                       74,908   1,082,504        0.0%
    Costain Group P.L.C.                                        135,443     622,407        0.0%
    Countrywide P.L.C.                                           18,375      95,535        0.0%
    Cranswick P.L.C.                                            116,894   3,827,014        0.0%
    Crest Nicholson Holdings P.L.C.                             373,143   2,847,427        0.0%
    Creston P.L.C.                                               18,283      28,045        0.0%
    Croda International P.L.C.                                  242,683  10,690,801        0.1%
#*  CYBG P.L.C.                                                 412,476   1,348,592        0.0%
    Daejan Holdings P.L.C.                                        1,422     116,772        0.0%
    Daily Mail & General Trust P.L.C.                           554,954   5,670,138        0.0%
    Dairy Crest Group P.L.C.                                    450,334   3,718,403        0.0%
    Darty P.L.C.                                                303,760     747,148        0.0%
    DCC P.L.C.                                                  161,768  14,348,033        0.1%
    De La Rue P.L.C.                                            302,938   2,147,458        0.0%
    Debenhams P.L.C.                                          3,545,547   4,071,883        0.0%
    Dechra Pharmaceuticals P.L.C.                               186,882   3,023,085        0.0%
    Devro P.L.C.                                                545,783   2,226,183        0.0%
    Diageo P.L.C.                                                41,007   1,108,669        0.0%
    Diageo P.L.C. Sponsored ADR                                 121,748  13,188,961        0.1%
#*  Dialight P.L.C.                                              13,416     111,266        0.0%
    Dignity P.L.C.                                              121,792   4,351,191        0.0%
    Diploma P.L.C.                                              325,102   3,478,727        0.0%
    Direct Line Insurance Group P.L.C.                        3,303,295  17,499,597        0.1%
    Dixons Carphone P.L.C.                                    1,960,250  12,202,452        0.1%
    Domino's Pizza Group P.L.C.                                 255,680   3,437,529        0.0%
#   Drax Group P.L.C.                                           829,509   3,879,459        0.0%
    DS Smith P.L.C.                                           3,179,476  17,732,861        0.1%
    Dunelm Group P.L.C.                                          86,445   1,116,243        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Dyson Group P.L.C                                             3,999 $        76        0.0%
    E2V Technologies P.L.C.                                      92,393     287,425        0.0%
    easyJet P.L.C.                                              255,111   5,498,489        0.0%
    Electrocomponents P.L.C.                                  1,721,217   6,498,503        0.1%
    Elementis P.L.C.                                          1,808,731   5,707,778        0.0%
*   Energy Assets Group P.L.C.                                    2,375      23,791        0.0%
#*  EnQuest P.L.C.                                            2,649,584   1,558,279        0.0%
*   Enterprise Inns P.L.C.                                    1,535,902   1,948,078        0.0%
    Entertainment One, Ltd.                                      19,170      51,896        0.0%
    Essentra P.L.C.                                             613,824   7,300,089        0.1%
    esure Group P.L.C.                                          261,650   1,027,578        0.0%
    Euromoney Institutional Investor P.L.C.                      59,752     840,921        0.0%
*   Evraz P.L.C.                                              1,182,683   2,455,649        0.0%
    Experian P.L.C.                                             686,452  12,579,074        0.1%
    FDM Group Holdings P.L.C.                                     1,388      11,229        0.0%
    Fenner P.L.C.                                               549,938   1,157,271        0.0%
    Ferrexpo P.L.C.                                             726,022     398,852        0.0%
    Fidessa Group P.L.C.                                         59,739   2,082,659        0.0%
*   Findel P.L.C.                                                63,044     156,668        0.0%
*   Firstgroup P.L.C.                                         2,809,070   4,105,813        0.0%
*   Flybe Group P.L.C.                                           26,683      22,957        0.0%
*   Fortune Oil CVR                                             691,662          --        0.0%
    Foxtons Group P.L.C.                                         59,236     125,040        0.0%
    Fresnillo P.L.C.                                            207,353   3,379,975        0.0%
    Fuller Smith & Turner P.L.C. Class A                         40,964     620,794        0.0%
*   Future P.L.C.                                               361,156      45,474        0.0%
    G4S P.L.C.                                                3,485,837   9,612,257        0.1%
    Galliford Try P.L.C.                                        252,717   4,724,252        0.0%
    Games Workshop Group P.L.C.                                   7,668      52,768        0.0%
    Gem Diamonds, Ltd.                                          321,525     637,777        0.0%
    Genus P.L.C.                                                118,722   2,606,110        0.0%
    GKN P.L.C.                                                4,066,210  16,593,884        0.1%
    GlaxoSmithKline P.L.C.                                      104,177   2,226,520        0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                        560,985  24,071,866        0.2%
    Glencore P.L.C.                                           7,683,887  18,363,863        0.1%
    Go-Ahead Group P.L.C.                                        75,459   2,826,058        0.0%
    Goodwin P.L.C.                                                   40       1,219        0.0%
    Grafton Group P.L.C.                                        397,217   4,016,493        0.0%
    Grainger P.L.C.                                             470,959   1,532,093        0.0%
    Greencore Group P.L.C.                                    1,576,734   8,320,721        0.1%
    Greene King P.L.C.                                          905,821  10,840,878        0.1%
    Greggs P.L.C.                                               406,623   6,150,483        0.0%
    GVC Holdings P.L.C.                                         281,824   2,231,155        0.0%
    Halfords Group P.L.C.                                       860,044   5,307,254        0.0%
    Halma P.L.C.                                              1,396,475  18,225,189        0.1%
    Hargreaves Lansdown P.L.C.                                  305,977   5,760,763        0.0%
    Harvey Nash Group P.L.C.                                     28,747      30,254        0.0%
    Hays P.L.C.                                               2,786,459   5,227,880        0.0%
    Headlam Group P.L.C.                                        104,668     734,491        0.0%
    Helical Bar P.L.C.                                          326,504   1,832,313        0.0%
    Henderson Group P.L.C.                                    3,147,718  11,783,917        0.1%
    Henry Boot P.L.C.                                            54,535     162,525        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Hikma Pharmaceuticals P.L.C.                                286,257 $ 9,229,108        0.1%
    Hill & Smith Holdings P.L.C.                                197,353   2,692,690        0.0%
    Hilton Food Group P.L.C.                                      1,517      12,490        0.0%
    Hiscox, Ltd.                                                986,012  12,996,371        0.1%
*   Hochschild Mining P.L.C.                                    621,863   1,419,833        0.0%
    Hogg Robinson Group P.L.C.                                  159,073     159,089        0.0%
    Home Retail Group P.L.C.                                  1,862,626   4,649,282        0.0%
    HomeServe P.L.C.                                            803,629   4,870,111        0.0%
    Howden Joinery Group P.L.C.                               1,350,087   9,765,985        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        1,913,051  63,761,990        0.4%
    Hunting P.L.C.                                              340,218   1,828,634        0.0%
    Huntsworth P.L.C.                                           265,818     166,797        0.0%
    ICAP P.L.C.                                               1,669,631  11,446,555        0.1%
    IG Group Holdings P.L.C.                                  1,263,987  14,300,889        0.1%
#*  Imagination Technologies Group P.L.C.                       451,150   1,027,658        0.0%
    IMI P.L.C.                                                  483,660   6,618,811        0.1%
    Imperial Brands P.L.C.                                      378,719  20,592,168        0.1%
#   Imperial Brands P.L.C. Sponsored ADR                         12,593   1,367,600        0.0%
    Inchcape P.L.C.                                           1,477,219  14,652,545        0.1%
    Indivior P.L.C.                                             508,256   1,196,883        0.0%
    Informa P.L.C.                                            1,888,890  18,096,354        0.1%
    Inmarsat P.L.C.                                           1,012,319  13,773,674        0.1%
    InterContinental Hotels Group P.L.C.                        154,234   6,163,975        0.0%
#   InterContinental Hotels Group P.L.C. ADR                    104,760   4,205,066        0.0%
    Intermediate Capital Group P.L.C.                            24,803     222,973        0.0%
    International Consolidated Airlines Group SA(B5282K0)       273,681   2,110,397        0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)     1,443,614  11,098,929        0.1%
    International Consolidated Airlines Group SA Sponsored
      ADR                                                        11,890     458,359        0.0%
*   International Ferro Metals, Ltd.                             20,587         102        0.0%
    International Personal Finance P.L.C.                        28,050     109,701        0.0%
    Interserve P.L.C.                                           359,744   2,247,963        0.0%
    Intertek Group P.L.C.                                       327,922  15,643,736        0.1%
    Investec P.L.C.                                           1,291,463   9,890,036        0.1%
*   IP Group P.L.C.                                             159,593     401,183        0.0%
    ITE Group P.L.C.                                            751,474   1,702,274        0.0%
    ITV P.L.C.                                                2,944,191   9,704,819        0.1%
#   J D Wetherspoon P.L.C.                                      403,572   3,911,030        0.0%
#   J Sainsbury P.L.C.                                        4,060,296  17,178,350        0.1%
    James Fisher & Sons P.L.C.                                   92,071   1,903,132        0.0%
    Jardine Lloyd Thompson Group P.L.C.                         224,881   2,847,522        0.0%
    JD Sports Fashion P.L.C.                                    197,035   3,600,361        0.0%
    John Menzies P.L.C.                                         194,739   1,416,209        0.0%
    John Wood Group P.L.C.                                      855,648   7,827,530        0.1%
    Johnson Matthey P.L.C.                                      561,180  23,718,192        0.2%
*   Johnston Press P.L.C.                                        29,137      17,457        0.0%
    JRP Group P.L.C.                                             64,891     130,531        0.0%
    Jupiter Fund Management P.L.C.                            1,215,141   7,491,174        0.1%
#*  KAZ Minerals P.L.C.                                       1,123,233   2,816,014        0.0%
    KCOM Group P.L.C.                                         1,190,330   1,799,609        0.0%
    Keller Group P.L.C.                                         190,657   2,460,878        0.0%
    Kier Group P.L.C.                                           292,539   5,093,400        0.0%
    Kingfisher P.L.C.                                         2,205,781  11,751,793        0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Ladbrokes P.L.C.                                           1,972,528 $ 3,384,259        0.0%
    Laird P.L.C.                                                 798,487   4,064,931        0.0%
*   Lamprell P.L.C.                                              633,715     803,930        0.0%
    Lancashire Holdings, Ltd.                                    545,071   4,381,184        0.0%
    Laura Ashley Holdings P.L.C.                                 224,765      80,417        0.0%
    Lavendon Group P.L.C.                                        239,317     485,147        0.0%
    Legal & General Group P.L.C.                               6,631,687  21,671,655        0.1%
*   Liberty Global P.L.C. Class A                                 27,450   1,035,687        0.0%
#*  Liberty Global P.L.C. Series C                                67,223   2,460,351        0.0%
*   Liberty Global P.L.C. LiLAC Class A                            1,372      51,510        0.0%
*   Liberty Global P.L.C. LiLAC Class C                            3,361     136,496        0.0%
    Lloyds Banking Group P.L.C.                               47,561,951  46,682,559        0.3%
#   Lloyds Banking Group P.L.C. ADR                            1,209,083   4,824,241        0.0%
    London Stock Exchange Group P.L.C.                           342,457  13,603,041        0.1%
    Lookers P.L.C.                                               712,461   1,452,016        0.0%
    Low & Bonar P.L.C.                                           135,064     122,301        0.0%
    LSL Property Services P.L.C.                                  21,370      92,075        0.0%
    Man Group P.L.C.                                           4,231,445   9,152,530        0.1%
    Management Consulting Group P.L.C.                           265,588      63,017        0.0%
    Marks & Spencer Group P.L.C.                               2,411,060  14,955,888        0.1%
    Marshalls P.L.C.                                             264,849   1,242,428        0.0%
    Marston's P.L.C.                                           1,710,887   3,594,272        0.0%
    McBride P.L.C.                                               430,871     977,970        0.0%
    Mears Group P.L.C.                                           122,712     713,584        0.0%
    Meggitt P.L.C.                                             1,790,024  10,762,258        0.1%
    Melrose Industries P.L.C.                                    519,007   2,835,808        0.0%
    Merlin Entertainments P.L.C.                                 517,048   3,266,040        0.0%
    Michael Page International P.L.C.                            591,816   3,522,694        0.0%
    Micro Focus International P.L.C.                             328,122   7,339,260        0.1%
    Millennium & Copthorne Hotels P.L.C.                         388,851   2,617,650        0.0%
    Mitchells & Butlers P.L.C.                                   643,288   2,526,177        0.0%
    Mitie Group P.L.C.                                         1,729,701   6,869,162        0.1%
    MJ Gleeson P.L.C.                                             19,478     159,694        0.0%
    Mondi P.L.C.                                                 690,162  13,219,742        0.1%
    Moneysupermarket.com Group P.L.C.                            946,342   4,347,136        0.0%
    Morgan Advanced Materials P.L.C.                             849,265   2,932,047        0.0%
    Morgan Sindall Group P.L.C.                                   54,143     635,363        0.0%
*   Mothercare P.L.C.                                            323,996     577,561        0.0%
    N Brown Group P.L.C.                                         431,332   1,690,870        0.0%
    National Express Group P.L.C.                              1,414,730   6,718,552        0.1%
    National Grid P.L.C.                                          14,459     206,310        0.0%
    National Grid P.L.C. Sponsored ADR                           167,434  12,056,921        0.1%
    NCC Group P.L.C.                                              95,153     363,271        0.0%
*   New World Resources P.L.C. Class A                            46,188         177        0.0%
    Next P.L.C.                                                   86,719   6,454,160        0.1%
    Northgate P.L.C.                                             474,701   2,801,516        0.0%
    Novae Group P.L.C.                                            86,252   1,009,920        0.0%
#*  Ocado Group P.L.C.                                           371,716   1,608,542        0.0%
    Old Mutual P.L.C.                                          5,568,574  15,139,602        0.1%
    OneSavings Bank P.L.C.                                        29,279     122,696        0.0%
*   Ophir Energy P.L.C.                                        1,087,951   1,202,548        0.0%
    Oxford Instruments P.L.C.                                     80,381     775,260        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Paragon Group of Cos. P.L.C. (The)                             46,368 $   201,622        0.0%
    PayPoint P.L.C.                                                78,901     972,289        0.0%
    Pearson P.L.C.                                                 31,107     366,549        0.0%
    Pearson P.L.C. Sponsored ADR                                  592,282   6,953,391        0.1%
    Pendragon P.L.C.                                              761,687     378,741        0.0%
    Pennon Group P.L.C.                                           759,523   9,026,029        0.1%
    Persimmon P.L.C.                                              696,644  20,262,645        0.1%
    Petra Diamonds, Ltd.                                          513,030     886,383        0.0%
    Petrofac, Ltd.                                                752,013   9,317,060        0.1%
*   Petropavlovsk P.L.C.                                          882,274     107,152        0.0%
    Pets at Home Group P.L.C.                                     131,350     466,033        0.0%
    Phoenix Group Holdings                                        611,508   7,694,421        0.1%
    Photo-Me International P.L.C.                                 823,202   2,006,234        0.0%
    Playtech P.L.C.                                               721,736   8,499,434        0.1%
    Polypipe Group P.L.C.                                           7,526      32,267        0.0%
    Poundland Group P.L.C.                                         72,320     181,997        0.0%
    Premier Farnell P.L.C.                                        736,283   1,306,695        0.0%
*   Premier Foods P.L.C.                                        3,462,353   1,977,379        0.0%
*   Premier Oil P.L.C.                                          2,671,260   2,890,408        0.0%
    Provident Financial P.L.C.                                    106,201   4,529,588        0.0%
    Prudential P.L.C. ADR                                         582,547  23,004,781        0.2%
*   Punch Taverns P.L.C.                                           44,189      72,965        0.0%
#   PZ Cussons P.L.C.                                             571,742   2,694,527        0.0%
    QinetiQ Group P.L.C.                                        2,569,291   8,414,639        0.1%
    Randgold Resources, Ltd.                                      162,700  16,251,817        0.1%
    Randgold Resources, Ltd. ADR                                   19,692   1,979,046        0.0%
    Rank Group P.L.C.                                             268,545     946,065        0.0%
    Rathbone Brothers P.L.C.                                        5,659     168,296        0.0%
*   Raven Russia, Ltd.                                            154,901      73,654        0.0%
    REA Holdings P.L.C.                                            11,361      51,361        0.0%
    Reckitt Benckiser Group P.L.C.                                148,119  14,429,597        0.1%
    Redrow P.L.C.                                                 741,795   4,154,211        0.0%
    Regus P.L.C.                                                2,841,217  12,156,744        0.1%
    RELX P.L.C.                                                   366,955   6,501,063        0.1%
#   RELX P.L.C. Sponsored ADR                                     184,656   3,320,114        0.0%
    Renishaw P.L.C.                                                92,357   2,558,398        0.0%
    Rentokil Initial P.L.C.                                     3,349,280   8,630,991        0.1%
    Restaurant Group P.L.C. (The)                                 755,892   3,041,660        0.0%
    Rexam P.L.C.                                                1,696,940  15,519,706        0.1%
    Ricardo P.L.C.                                                 59,492     705,961        0.0%
    Rightmove P.L.C.                                              171,018   9,665,122        0.1%
    Rio Tinto P.L.C.                                              109,785   3,682,882        0.0%
#   Rio Tinto P.L.C. Sponsored ADR                                929,561  31,289,023        0.2%
    RM P.L.C.                                                      27,965      55,873        0.0%
    Robert Walters P.L.C.                                          96,302     468,587        0.0%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      202,195,788     295,439        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                        2,847,828  27,937,890        0.2%
    Rotork P.L.C.                                               2,126,017   5,816,212        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             603,738   4,087,306        0.0%
#   Royal Dutch Shell P.L.C. Class A                            1,302,276  34,110,775        0.2%
    Royal Dutch Shell P.L.C. Class B                               62,822   1,649,384        0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A             1,228,120  64,955,244        0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B           1,354,884 $72,283,061        0.5%
    Royal Mail P.L.C.                                         1,813,566  12,917,232        0.1%
    RPC Group P.L.C.                                          1,007,618  10,752,616        0.1%
    RPS Group P.L.C.                                            416,854   1,062,400        0.0%
    RSA Insurance Group P.L.C.                                2,130,871  14,313,642        0.1%
    S&U P.L.C.                                                    2,442      75,989        0.0%
    SABMiller P.L.C.                                            157,582   9,651,271        0.1%
    Saga P.L.C.                                                  87,495     268,142        0.0%
    Sage Group P.L.C. (The)                                   1,633,182  14,146,428        0.1%
    Savills P.L.C.                                              351,194   3,809,191        0.0%
    Schroders P.L.C.(0239581)                                    56,337   1,610,112        0.0%
    Schroders P.L.C.(0240549)                                   115,883   4,265,921        0.0%
    SDL P.L.C.                                                  153,953     912,197        0.0%
    Senior P.L.C.                                             1,289,120   4,112,026        0.0%
    Sepura P.L.C.                                                12,081      12,544        0.0%
*   Serco Group P.L.C.                                          662,297     931,705        0.0%
    Severfield P.L.C.                                           396,752     302,652        0.0%
    Severn Trent P.L.C.                                         284,878   9,287,124        0.1%
    Shanks Group P.L.C.                                       1,346,415   1,578,330        0.0%
    Shire P.L.C.                                                142,837   8,913,319        0.1%
#   Shire P.L.C. ADR                                             27,906   5,230,143        0.0%
    SIG P.L.C.                                                1,836,714   3,641,921        0.0%
#   Sky P.L.C.                                                  687,660   9,452,596        0.1%
    Sky P.L.C. Sponsored ADR                                     24,064   1,321,114        0.0%
*   Skyepharma P.L.C.                                            39,904     273,410        0.0%
*   Skyepharma P.L.C. Sponsored ADR                                  80         551        0.0%
    Smith & Nephew P.L.C.                                       279,866   4,739,334        0.0%
#   Smith & Nephew P.L.C. Sponsored ADR                         114,228   3,921,430        0.0%
    Smiths Group P.L.C.                                       1,047,807  17,004,203        0.1%
    Soco International P.L.C.                                   524,352   1,135,494        0.0%
    Spectris P.L.C.                                             386,605  10,314,389        0.1%
    Speedy Hire P.L.C.                                          930,767     500,338        0.0%
    Spirax-Sarco Engineering P.L.C.                             194,391   9,712,381        0.1%
    Spirent Communications P.L.C.                             1,895,400   2,174,224        0.0%
    Spirent Communications P.L.C. ADR                            25,100     114,832        0.0%
*   Sportech P.L.C.                                              87,812      83,343        0.0%
*   Sports Direct International P.L.C.                          432,699   2,440,989        0.0%
    SSE P.L.C.                                                1,436,654  31,740,802        0.2%
    SSP Group P.L.C.                                            119,520     502,731        0.0%
    St. Ives P.L.C.                                              89,975     147,634        0.0%
    St. James's Place P.L.C.                                  1,005,596  12,764,726        0.1%
    St. Modwen Properties P.L.C.                                485,828   2,173,761        0.0%
    Stagecoach Group P.L.C.                                     838,334   3,156,649        0.0%
    Standard Chartered P.L.C.                                   989,846   8,000,537        0.1%
    Standard Life P.L.C.                                      1,584,434   7,566,103        0.1%
    Sthree P.L.C.                                                93,359     464,140        0.0%
    Stobart Group, Ltd.                                         112,353     169,310        0.0%
    STV Group P.L.C.                                             56,141     321,147        0.0%
    SuperGroup P.L.C.                                           229,528   4,092,130        0.0%
    Synthomer P.L.C.                                            848,818   4,323,899        0.0%
    T Clarke P.L.C.                                              26,802      32,901        0.0%
#   TalkTalk Telecom Group P.L.C.                             1,066,787   4,176,539        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Tarsus Group P.L.C.                                           4,986 $    19,206        0.0%
    Tate & Lyle P.L.C.                                        1,512,343  13,020,566        0.1%
    Taylor Wimpey P.L.C.                                      6,822,646  18,404,472        0.1%
    Ted Baker P.L.C.                                             34,428   1,199,628        0.0%
#   Telecom Plus P.L.C.                                         106,694   1,453,372        0.0%
*   Tesco P.L.C.                                              9,313,455  23,414,387        0.2%
*   Thomas Cook Group P.L.C.                                  5,889,071   7,614,398        0.1%
    Topps Tiles P.L.C.                                          125,036     248,418        0.0%
    Travis Perkins P.L.C.                                       577,491  15,623,999        0.1%
    Tribal Group P.L.C.                                          58,813      38,644        0.0%
    Trifast P.L.C.                                               50,763     100,720        0.0%
    Trinity Mirror P.L.C.                                     1,373,276   2,269,197        0.0%
    TT Electronics P.L.C.                                       383,667     869,510        0.0%
    TUI AG(5666292)                                             561,525   8,156,026        0.1%
    TUI AG(B11LJN4)                                             340,866   4,947,708        0.0%
    Tullett Prebon P.L.C.                                       595,827   2,953,889        0.0%
*   Tullow Oil P.L.C.                                         1,354,386   5,565,517        0.0%
    U & I Group P.L.C.                                          304,323     884,872        0.0%
    UBM P.L.C.                                                1,349,624  11,244,627        0.1%
    UDG Healthcare P.L.C.                                       621,703   5,567,870        0.0%
    UK Mail Group P.L.C.                                         12,676      54,315        0.0%
    Ultra Electronics Holdings P.L.C.                           201,887   5,213,394        0.0%
    Unilever P.L.C.                                              63,007   2,815,270        0.0%
    Unilever P.L.C. Sponsored ADR                               232,570  10,433,090        0.1%
    UNITE Group P.L.C. (The)                                    704,490   6,514,445        0.1%
    United Utilities Group P.L.C.                               610,655   8,397,184        0.1%
    United Utilities Group P.L.C. ADR                            10,818     297,278        0.0%
*   Vectura Group P.L.C.                                        577,920   1,452,559        0.0%
#   Vedanta Resources P.L.C.                                    278,207   1,716,740        0.0%
    Vesuvius P.L.C.                                             617,490   2,911,259        0.0%
    Victrex P.L.C.                                              308,625   6,327,896        0.1%
    Virgin Money Holdings UK P.L.C.                               5,550      29,673        0.0%
    Vitec Group P.L.C. (The)                                     22,541     179,994        0.0%
    Vodafone Group P.L.C.                                     5,104,821  16,446,904        0.1%
    Vodafone Group P.L.C. Sponsored ADR                       1,397,631  45,758,430        0.3%
*   Volex P.L.C.                                                 24,880      11,895        0.0%
    Vp P.L.C.                                                    13,881     146,238        0.0%
#   Weir Group P.L.C. (The)                                     331,542   5,823,746        0.0%
    WH Smith P.L.C.                                             244,402   5,987,364        0.0%
    Whitbread P.L.C.                                            182,464  10,342,405        0.1%
    William Hill P.L.C.                                       3,052,080  13,973,387        0.1%
    Wilmington P.L.C.                                           137,652     514,737        0.0%
*   Wincanton P.L.C.                                             96,426     236,194        0.0%
    Wireless Group P.L.C.                                        86,731     229,200        0.0%
*   Wizz Air Holdings P.L.C.                                      2,007      55,274        0.0%
#   WM Morrison Supermarkets P.L.C.                           6,813,789  19,065,591        0.1%
    Wolseley P.L.C.                                             250,972  14,057,465        0.1%
    Wolseley P.L.C. ADR                                          53,693     304,764        0.0%
    WPP P.L.C.                                                  454,102  10,609,002        0.1%
#   WPP P.L.C. Sponsored ADR                                    130,599  15,299,673        0.1%
    WS Atkins P.L.C.                                            234,158   4,569,183        0.0%
    Xaar P.L.C.                                                  92,115     652,448        0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                               SHARES       VALUE++      ASSETS**
                                                              --------- --------------- ----------
UNITED KINGDOM -- (Continued)
*   Xchanging P.L.C.                                            464,492 $     1,283,531        0.0%
    XP Power, Ltd.                                                4,690         115,096        0.0%
    Zoopla Property Group P.L.C.                                 46,135         198,980        0.0%
                                                                        ---------------       ----
TOTAL UNITED KINGDOM                                                      2,673,050,851       17.0%
                                                                        ---------------       ----
TOTAL COMMON STOCKS                                                      15,457,071,369       98.0%
                                                                        ---------------       ----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                  68,923       5,487,600        0.1%
#   Biotest AG                                                    7,424         134,884        0.0%
#   Draegerwerk AG & Co. KGaA                                     9,740         647,211        0.0%
    Fuchs Petrolub SE                                            94,689       4,054,654        0.0%
    Henkel AG & Co. KGaA                                         31,058       3,547,409        0.0%
    Jungheinrich AG                                              55,946       5,278,271        0.0%
    Porsche Automobil Holding SE                                125,265       6,997,711        0.1%
    Sartorius AG                                                  9,248       2,285,386        0.0%
    Sixt SE                                                      34,067       1,492,177        0.0%
    STO SE & Co. KGaA                                               914         112,880        0.0%
    Villeroy & Boch AG                                           10,868         168,963        0.0%
    Volkswagen AG                                               191,728      27,812,659        0.2%
                                                                        ---------------       ----
TOTAL GERMANY                                                                58,019,805        0.4%
                                                                        ---------------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                   5,170,452           7,555        0.0%
                                                                        ---------------       ----
TOTAL PREFERRED STOCKS                                                       58,027,360        0.4%
                                                                        ---------------       ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Alkane Resources, Ltd. Rights 5/23/16                        13,128              50        0.0%
*   Centrebet International, Ltd. Claim Units Rights             22,005              --        0.0%
*   Centrebet International, Ltd. Litigation Rights              22,005              --        0.0%
                                                                        ---------------       ----
TOTAL AUSTRALIA                                                                      50        0.0%
                                                                        ---------------       ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                          29,444              --        0.0%
                                                                        ---------------       ----
FRANCE -- (0.0%)
*   GECI International                                           20,581           3,064        0.0%
                                                                        ---------------       ----
GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16                                        6,448           7,014        0.0%
                                                                        ---------------       ----
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 4/24/17                    2,964             535        0.0%
*   China Billion Resources, Ltd. Rights 5/16/16              5,752,080              --        0.0%
*   Glorious Sun Enterprises, Ltd. Rights 5/9/16                449,000           5,209        0.0%
*   International Standard Resources Holdings, Ltd. Warrants
      11/30/16                                                1,378,500           9,952        0.0%
                                                                        ---------------       ----
TOTAL HONG KONG                                                                  15,696        0.0%
                                                                        ---------------       ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                  SHARES        VALUE++      ASSETS**
                                                                ----------- --------------- ----------
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                    118,408 $            --        0.0%
                                                                            ---------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                       1,063,391         126,514        0.0%
                                                                            ---------------      -----
SWEDEN -- (0.0%)
*     Hemfosa Fastigheter AB Rights 5/10/16                         207,498          74,933        0.0%
                                                                            ---------------      -----
TOTAL RIGHTS/WARRANTS                                                               227,271        0.0%
                                                                            ---------------      -----
TOTAL INVESTMENT SECURITIES                                                  15,515,326,000
                                                                            ---------------

                                                                                VALUE+
                                                                            ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund                            139,982,243   1,619,594,557       10.3%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,776,905,112)                        $17,134,920,557      108.7%
                                                                            ===============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia                   $   33,220,552 $   952,415,698   --    $   985,636,250
   Austria                             52,899      85,236,745   --         85,289,644
   Belgium                         21,018,646     233,231,458   --        254,250,104
   Canada                       1,338,316,757         183,368   --      1,338,500,125
   China                                   --       1,238,895   --          1,238,895
   Denmark                         33,275,296     283,741,205   --        317,016,501
   Finland                          7,000,930     268,120,674   --        275,121,604
   France                          73,074,470   1,037,286,883   --      1,110,361,353
   Germany                         68,946,254   1,020,670,494   --      1,089,616,748
   Greece                                  --              --   --                 --
   Hong Kong                        1,688,746     433,301,606   --        434,990,352
   Ireland                         14,960,007      70,317,258   --         85,277,265
   Israel                          34,270,859      66,562,538   --        100,833,397
   Italy                           11,660,996     432,399,595   --        444,060,591
   Japan                          105,480,092   3,357,256,512   --      3,462,736,604
   Netherlands                     53,802,336     356,990,989   --        410,793,325
   New Zealand                        143,672      68,327,490   --         68,471,162
   Norway                          13,270,904     123,308,540   --        136,579,444
   Portugal                           256,103      46,723,635   --         46,979,738
   Singapore                               --     184,354,316   --        184,354,316
   Spain                           25,956,274     363,740,612   --        389,696,886
   Sweden                           4,494,345     473,340,605   --        477,834,950
   Switzerland                    103,322,153     981,059,111   --      1,084,381,264
   United Kingdom                 607,654,068   2,065,396,783   --      2,673,050,851
Preferred Stocks
   Germany                                 --      58,019,805   --         58,019,805
   United Kingdom                          --           7,555   --              7,555
Rights/Warrants
   Australia                               --              50   --                 50
   Austria                                 --              --   --                 --
   France                                  --           3,064   --              3,064
   Germany                                 --           7,014   --              7,014
   Hong Kong                               --          15,696   --             15,696
   Norway                                  --              --   --                 --
   Singapore                               --         126,514   --            126,514
   Sweden                                  --          74,933   --             74,933
Securities Lending Collateral              --   1,619,594,557   --      1,619,594,557
Futures Contracts**                 1,194,215              --   --          1,194,215
                               -------------- ---------------   --    ---------------
TOTAL                          $2,553,060,574 $14,583,054,198   --    $17,136,114,772
                               ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
COMMON STOCKS -- (96.3%)

AUSTRALIA -- (19.5%)
    360 Capital Industrial Fund                                  369,137 $    766,358        0.0%
    Abacus Property Group                                      3,342,404    8,025,217        0.2%
#   ALE Property Group                                         1,153,542    3,726,310        0.1%
    Aspen Group                                                  732,012      640,551        0.0%
    Astro Japan Property Group                                   294,081    1,407,571        0.0%
#   BWP Trust                                                  5,091,631   13,508,387        0.3%
    Carindale Property Trust                                      99,428      619,381        0.0%
    Charter Hall Group                                         3,333,996   12,079,002        0.3%
*   Charter Hall Office                                        2,059,687           --        0.0%
#   Charter Hall Retail REIT                                   3,608,750   13,011,261        0.3%
    Cromwell Property Group                                   12,011,520    9,296,328        0.2%
    Dexus Property Group                                       9,591,650   61,158,014        1.5%
#   Folkestone Education Trust                                 1,242,664    2,340,544        0.1%
    Galileo Japan Trust                                           85,441      159,054        0.0%
    Generation Healthcare REIT                                    11,166       18,230        0.0%
    Goodman Group                                             17,302,709   90,144,699        2.2%
*   GPT Group                                                 38,018,670           --        0.0%
    GPT Group (The)                                           17,423,461   66,357,261        1.7%
#   Growthpoint Properties Australia, Ltd.                       870,511    2,131,921        0.1%
#   Ingenia Communities Group                                  1,095,961    2,290,673        0.1%
    Investa Office Fund                                        5,781,474   18,255,117        0.5%
*   New South Resources, Ltd.                                     91,945      119,874        0.0%
*   Prime Retirement & Aged Care Property Trust                  116,309           --        0.0%
    Scentre Group                                             48,606,788  172,530,731        4.3%
    Shopping Centres Australasia Property Group                8,297,933   14,707,849        0.4%
    Stockland                                                 23,295,853   77,050,891        1.9%
    Vicinity Centres                                          32,841,525   82,550,045        2.1%
    Westfield Corp.                                           19,343,832  147,740,520        3.7%
                                                                         ------------       ----
TOTAL AUSTRALIA                                                           800,635,789       20.0%
                                                                         ------------       ----
BELGIUM -- (1.7%)
    Aedifica SA                                                   93,945    6,627,046        0.2%
    Befimmo SA                                                   213,055   14,249,724        0.3%
    Cofinimmo SA                                                 209,642   26,059,763        0.6%
*   Intervest Offices & Warehouses NV                             75,369    2,156,553        0.1%
    Leasinvest Real Estate SCA                                    14,220    1,638,169        0.0%
    Montea SCA                                                     3,197      145,592        0.0%
    Retail Estates NV                                             28,024    2,515,269        0.1%
    Warehouses De Pauw CVA                                       138,655   12,631,502        0.3%
    Wereldhave Belgium NV                                         16,565    2,165,312        0.1%
                                                                         ------------       ----
TOTAL BELGIUM                                                              68,188,930        1.7%
                                                                         ------------       ----
CANADA -- (5.1%)
    Allied Properties REIT                                       421,915   11,887,061        0.3%
#   Artis REIT                                                   749,653    8,006,177        0.2%
#   Boardwalk REIT                                               255,200   10,922,324        0.3%
#   Brookfield Canada Office Properties                           68,195    1,499,562        0.0%
#   BTB REIT                                                     174,105      645,244        0.0%
#   Canadian Apartment Properties REIT                           624,455   14,846,172        0.4%
    Canadian REIT                                                385,163   13,595,975        0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
CANADA -- (Continued)
#   Chartwell Retirement Residences                              529,618 $  5,837,744        0.2%
#   Cominar REIT                                                 928,722   12,790,560        0.3%
    Crombie REIT                                                 431,095    4,803,306        0.1%
    CT REIT                                                        1,100       12,660        0.0%
    Dream Global REIT                                            655,849    4,599,881        0.1%
    Dream Industrial REIT                                         13,800       90,739        0.0%
#   Dream Office REIT                                            597,304    9,968,555        0.3%
    Granite REIT                                                 239,032    7,121,237        0.2%
    H&R REIT                                                   1,411,332   24,656,414        0.6%
    InnVest REIT                                                 704,470    3,065,598        0.1%
#   InterRent REIT                                               178,690    1,070,972        0.0%
    Killam Apartment Real Estate Investment Trust                 22,200      208,252        0.0%
    Morguard North American Residential REIT                     160,352    1,511,887        0.0%
    Morguard REIT                                                296,081    3,601,017        0.1%
    Northview Apartment REIT                                     277,824    4,357,676        0.1%
#   NorthWest Healthcare Properties REIT                         344,919    2,652,800        0.1%
#   OneREIT                                                      515,180    1,375,510        0.0%
#   Partners REIT                                                130,878      397,422        0.0%
    Plaza Retail REIT                                             53,917      201,968        0.0%
    Pure Industrial Real Estate Trust                          1,270,204    5,061,784        0.1%
    RioCan REIT                                                1,638,027   35,614,391        0.9%
*   Slate Retail REIT                                              3,800       39,675        0.0%
    Smart REIT                                                   640,446   17,191,537        0.4%
                                                                         ------------        ---
TOTAL CANADA                                                              207,634,100        5.2%
                                                                         ------------        ---
CHINA -- (0.2%)
*   RREEF China Commercial Trust                               1,392,000          879        0.0%
    Spring REIT                                                1,500,000      651,450        0.0%
#   Yuexiu REIT                                               14,530,000    8,047,941        0.2%
                                                                         ------------        ---
TOTAL CHINA                                                                 8,700,270        0.2%
                                                                         ------------        ---
FRANCE -- (5.3%)
#   Acanthe Developpement SA                                     206,670      130,329        0.0%
    Affine SA                                                     59,714    1,133,808        0.0%
    Altarea SCA                                                    3,083      637,973        0.0%
    ANF Immobilier                                                49,896    1,377,864        0.0%
    Argan SA                                                       8,639      220,197        0.0%
    Cegereal SA                                                   15,742      633,015        0.0%
#   Fonciere Des Regions                                         313,125   29,623,460        0.7%
    Gecina SA                                                    321,929   46,521,806        1.2%
    ICADE                                                        380,277   29,917,717        0.8%
#   Klepierre                                                  2,012,004   94,629,509        2.4%
#   Mercialys SA                                                 655,075   14,591,179        0.4%
    Terreis                                                        1,329       46,706        0.0%
                                                                         ------------        ---
TOTAL FRANCE                                                              219,463,563        5.5%
                                                                         ------------        ---
GERMANY -- (0.5%)
    Alstria Office REIT-AG                                       995,324   13,976,091        0.4%
#   Hamborner REIT AG                                            735,683    8,189,982        0.2%
                                                                         ------------        ---
TOTAL GERMANY                                                              22,166,073        0.6%
                                                                         ------------        ---

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
GREECE -- (0.0%)
    Grivalia Properties REIC AE                                   96,660 $    831,369        0.0%
                                                                         ------------        ---
HONG KONG -- (4.3%)
    Champion REIT                                             27,304,012   14,614,948        0.4%
    Fortune REIT                                              10,671,000   11,807,174        0.3%
    Link REIT (The)                                           22,642,305  137,222,468        3.4%
    Prosperity REIT                                           11,833,000    4,600,967        0.1%
#   Regal REIT                                                 8,643,000    2,214,282        0.1%
#   Sunlight REIT                                             10,436,000    5,494,015        0.1%
                                                                         ------------        ---
TOTAL HONG KONG                                                           175,953,854        4.4%
                                                                         ------------        ---
ITALY -- (0.3%)
#   Beni Stabili SpA SIIQ                                     12,496,456    9,278,059        0.2%
    Immobiliare Grande Distribuzione SIIQ SpA                  4,256,410    3,875,045        0.1%
                                                                         ------------        ---
TOTAL ITALY                                                                13,153,104        0.3%
                                                                         ------------        ---
JAPAN -- (21.2%)
    Activia Properties, Inc.                                       1,404    7,543,927        0.2%
    Advance Residence Investment Corp.                            12,713   34,240,938        0.9%
    Comforia Residential REIT, Inc.                                3,014    6,840,913        0.2%
#   Daiwa House REIT Investment Corp.                              1,644    8,821,610        0.2%
#   Daiwa House Residential Investment Corp.                       7,158   17,568,351        0.4%
#   Daiwa Office Investment Corp.                                  3,479   22,354,340        0.6%
    Frontier Real Estate Investment Corp.                          4,979   24,974,344        0.6%
#   Fukuoka REIT Corp.                                             7,032   12,815,980        0.3%
#   Global One Real Estate Investment Corp.                        1,948    8,090,728        0.2%
#   GLP J-Reit                                                    18,118   22,008,053        0.5%
    Hankyu Reit, Inc.                                              5,385    6,842,953        0.2%
#   Heiwa Real Estate REIT, Inc.                                   9,047    7,590,957        0.2%
    Ichigo Office REIT Investment                                  9,847    7,625,242        0.2%
#   Industrial & Infrastructure Fund Investment Corp.              3,335   16,848,869        0.4%
#   Invincible Investment Corp.                                   21,951   16,668,075        0.4%
#   Japan Excellent, Inc.                                         12,409   17,674,648        0.4%
#   Japan Hotel REIT Investment Corp.                             35,628   32,138,711        0.8%
#   Japan Logistics Fund, Inc.                                     9,191   20,405,287        0.5%
    Japan Prime Realty Investment Corp.                            8,086   35,642,117        0.9%
    Japan Real Estate Investment Corp.                            12,715   79,176,464        2.0%
#   Japan Rental Housing Investments, Inc.                        14,232   11,208,411        0.3%
    Japan Retail Fund Investment Corp.                            24,541   60,293,968        1.5%
#   Kenedix Office Investment Corp.                                4,726   27,671,033        0.7%
    Kenedix Residential Investment Corp.                           3,699   10,370,145        0.3%
#   Kenedix Retail REIT Corp.                                        586    1,545,384        0.0%
    MCUBS MidCity Investment Corp.                                 2,308    7,832,086        0.2%
#   Mori Hills REIT Investment Corp.                              16,198   24,306,428        0.6%
    Mori Trust Sogo Reit, Inc.                                    12,289   24,132,903        0.6%
#   Nippon Accommodations Fund, Inc.                               4,823   20,388,744        0.5%
#   Nippon Building Fund, Inc.                                    13,713   86,871,906        2.2%
#   Nippon Prologis REIT, Inc.                                     3,106    7,447,678        0.2%
    NIPPON REIT Investment Corp.                                     500    1,319,089        0.0%
    Nomura Real Estate Master Fund, Inc.                          29,746   46,663,998        1.2%
    Orix JREIT, Inc.                                              22,757   37,904,035        0.9%
#   Premier Investment Corp.                                      13,273   16,936,649        0.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
JAPAN -- (Continued)
#   Sekisui House REIT, Inc.                                         565 $    661,536        0.0%
    Sekisui House SI Residential Investment Corp.                 10,824   11,517,497        0.3%
    Starts Proceed Investment Corp.                                1,170    1,835,308        0.0%
#   Tokyu REIT, Inc.                                               9,784   14,104,495        0.4%
    Top REIT, Inc.                                                 1,810    6,844,440        0.2%
#   United Urban Investment Corp.                                 26,406   45,576,876        1.1%
                                                                         ------------       ----
TOTAL JAPAN                                                               871,305,116       21.7%
                                                                         ------------       ----
MALAYSIA -- (0.6%)
    Amanahraya REIT                                              294,900       67,917        0.0%
    AmFirst REIT                                               1,788,940      347,929        0.0%
    Axis REIT                                                  5,493,304    2,289,852        0.1%
    Capitaland Malaysia Mall Trust                            10,232,400    3,769,143        0.1%
    Hektar REIT                                                  125,525       48,508        0.0%
    IGB REIT                                                   8,174,700    3,159,067        0.1%
    KLCCP Stapled Group                                        3,403,100    6,275,119        0.2%
    MRCB-Quill REIT                                              733,100      217,591        0.0%
    Sunway REIT                                               13,903,400    5,763,980        0.1%
    Tower REIT                                                   434,900      135,714        0.0%
    YTL Hospitality REIT                                       4,316,800    1,170,673        0.0%
                                                                         ------------       ----
TOTAL MALAYSIA                                                             23,245,493        0.6%
                                                                         ------------       ----
MEXICO -- (1.9%)
    Asesor de Activos Prisma SAPI de C.V.                      2,794,567    2,282,154        0.1%
    Concentradora Fibra Danhos S.A. de C.V.                       39,066       87,625        0.0%
    Concentradora Fibra Hotelera Mexicana S.A. de C.V.         1,810,661    1,657,570        0.0%
    Fibra Uno Administracion S.A. de C.V.                     21,560,405   51,217,186        1.3%
    Macquarie Mexico Real Estate Management SA de C.V.         8,593,951   11,938,367        0.3%
    PLA Administradora Industrial S de RL de C.V.              4,773,830    8,779,253        0.2%
                                                                         ------------       ----
TOTAL MEXICO                                                               75,962,155        1.9%
                                                                         ------------       ----
NETHERLANDS -- (7.6%)
    Eurocommercial Properties NV                                 411,289   19,208,258        0.5%
    NSI NV                                                       941,089    4,472,770        0.1%
    Unibail-Rodamco SE                                           941,798  252,444,451        6.3%
    Vastned Retail NV                                            230,505   10,152,719        0.2%
    Wereldhave NV                                                467,416   24,092,441        0.6%
                                                                         ------------       ----
TOTAL NETHERLANDS                                                         310,370,639        7.7%
                                                                         ------------       ----
NEW ZEALAND -- (0.8%)
    Argosy Property, Ltd.                                      5,947,648    4,939,101        0.1%
    Goodman Property Trust                                     7,839,161    7,326,867        0.2%
    Kiwi Property Group, Ltd.                                 10,054,038   10,380,107        0.3%
    NPT, Ltd.                                                     45,944       21,944        0.0%
    Precinct Properties New Zealand, Ltd.                      4,004,412    3,562,444        0.1%
    Property for Industry, Ltd.                                1,071,265    1,236,925        0.0%
    Stride Property, Ltd.                                      1,117,581    1,731,872        0.0%
    Vital Healthcare Property Trust                            1,590,951    2,297,659        0.1%
                                                                         ------------       ----
TOTAL NEW ZEALAND                                                          31,496,919        0.8%
                                                                         ------------       ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
SINGAPORE -- (6.9%)
    AIMS AMP Capital Industrial REIT                           4,678,191 $  4,851,616        0.1%
    Ascendas Hospitality Trust                                 2,157,400    1,122,413        0.0%
    Ascendas REIT                                             21,886,800   39,945,294        1.0%
    Ascott Residence Trust                                     9,063,800    7,637,309        0.2%
    Cache Logistics Trust                                      9,048,100    5,815,005        0.2%
    Cambridge Industrial Trust                                11,789,631    4,772,072        0.1%
    CapitaLand Commercial Trust, Ltd.                         26,622,700   28,244,490        0.7%
    CapitaLand Mall Trust                                     24,659,100   37,855,427        0.9%
    CapitaLand Retail China Trust                              7,020,880    7,693,326        0.2%
    CDL Hospitality Trusts                                     7,962,300    8,251,609        0.2%
    Far East Hospitality Trust                                 3,080,200    1,522,565        0.0%
    First REIT                                                 4,980,600    4,627,275        0.1%
    Frasers Centrepoint Trust                                  6,756,300    9,788,896        0.2%
    Frasers Commercial Trust                                   6,469,534    6,222,409        0.2%
    Keppel REIT                                               20,808,126   16,216,630        0.4%
    Lippo Malls Indonesia Retail Trust                        13,063,100    3,154,911        0.1%
    Mapletree Commercial Trust                                14,095,184   15,710,106        0.4%
    Mapletree Greater China Commercial Trust                   2,726,600    2,084,468        0.1%
    Mapletree Industrial Trust                                13,458,558   16,047,383        0.4%
    Mapletree Logistics Trust                                 18,142,355   14,544,385        0.4%
    OUE Hospitality Trust                                      1,777,032      917,746        0.0%
    Parkway Life REIT                                          3,645,300    6,635,698        0.2%
*   Perennial Real Estate Holdings, Ltd.                          75,200       51,100        0.0%
    Sabana Shari'ah Compliant Industrial REIT                  4,347,016    1,987,393        0.1%
    Saizen REIT                                                1,786,800      119,665        0.0%
    Soilbuild Business Space REIT                                121,400       63,142        0.0%
    SPH REIT                                                     884,200      627,198        0.0%
    Starhill Global REIT                                      15,153,000    8,777,799        0.2%
    Suntec REIT                                               23,856,700   29,807,225        0.7%
                                                                         ------------        ---
TOTAL SINGAPORE                                                           285,094,555        7.1%
                                                                         ------------        ---
SOUTH AFRICA -- (3.9%)
    Arrowhead Properties, Ltd. Class A                           648,217      391,565        0.0%
    Emira Property Fund, Ltd.                                  6,206,169    6,943,186        0.2%
    Fortress Income Fund, Ltd.                                 5,468,650   14,468,938        0.4%
    Fortress Income Fund, Ltd. Class A                         5,468,650    6,149,502        0.1%
    Growthpoint Properties, Ltd.                              24,304,567   43,010,768        1.1%
    Hyprop Investments, Ltd.                                   1,917,846   16,537,356        0.4%
    Investec Property Fund, Ltd.                                 591,752      617,788        0.0%
    Octodec Investments, Ltd.                                     18,104       31,651        0.0%
    Rebosis Property Fund, Ltd.                                1,729,649    1,354,599        0.0%
    Redefine Properties, Ltd.                                 42,429,793   36,624,975        0.9%
    Resilient REIT, Ltd.                                       2,560,526   24,463,554        0.6%
    SA Corporate Real Estate Fund Nominees Pty, Ltd.          18,190,490    6,415,119        0.2%
    Vukile Property Fund, Ltd.                                 3,866,629    4,725,198        0.1%
                                                                         ------------        ---
TOTAL SOUTH AFRICA                                                        161,734,199        4.0%
                                                                         ------------        ---
SPAIN -- (0.8%)
    Merlin Properties Socimi SA                                2,779,202   32,348,965        0.8%
                                                                         ------------        ---
TAIWAN -- (0.3%)
    Cathay No. 1 REIT                                         10,681,000    5,807,942        0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
TAIWAN -- (Continued)
    Cathay No. 2 REIT                                          4,114,000 $  2,103,842        0.1%
    Fubon No. 1 REIT                                           1,271,000      672,484        0.0%
    Fubon No. 2 REIT                                           3,968,000    1,663,193        0.0%
    Shin Kong No.1 REIT                                        4,682,000    2,031,829        0.1%
                                                                         ------------        ---
TOTAL TAIWAN                                                               12,279,290        0.3%
                                                                         ------------        ---
TURKEY -- (0.8%)
    Alarko Gayrimenkul Yatirim Ortakligi A.S.                     51,842      694,698        0.0%
*   Dogus Gayrimenkul Yatirim Ortakligi A.S.                     303,709      405,485        0.0%
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.            18,982,721   20,401,099        0.5%
    Halk Gayrimenkul Yatirim Ortakligi A.S.                    1,206,501      465,419        0.0%
    Is Gayrimenkul Yatirim Ortakligi A.S.                      5,370,890    3,627,380        0.1%
    Nurol Gayrimenkul Yatirim Ortakligi A.S.                      32,138       49,700        0.0%
    Saf Gayrimenkul Yatirim Ortakligi A.S.                     3,109,753      821,973        0.0%
    Sinpas Gayrimenkul Yatirim Ortakligi A.S.                  3,459,490      791,015        0.0%
    Torunlar Gayrimenkul Yatirim Ortakligi A.S.                1,516,180    2,792,420        0.1%
*   Vakif Gayrimenkul Yatirim Ortakligi A.S.                   1,276,549    1,171,838        0.1%
                                                                         ------------        ---
TOTAL TURKEY                                                               31,221,027        0.8%
                                                                         ------------        ---
UNITED KINGDOM -- (14.6%)
#   Assura P.L.C.                                              2,793,391    2,313,325        0.1%
    Big Yellow Group P.L.C.                                    1,349,472   15,896,014        0.4%
    British Land Co. P.L.C. (The)                              9,998,511  105,199,181        2.6%
    Capital & Regional P.L.C.                                    223,315      207,971        0.0%
    Derwent London P.L.C.                                      1,063,081   51,093,980        1.3%
    Great Portland Estates P.L.C.                              3,477,045   38,554,224        1.0%
    Hammerson P.L.C.                                           8,252,744   70,626,299        1.8%
#   Hansteen Holdings P.L.C.                                   7,049,408   10,700,651        0.3%
    Intu Properties P.L.C.                                     9,711,955   43,248,974        1.1%
    Land Securities Group P.L.C.                               8,069,924  133,665,386        3.3%
    Londonmetric Property P.L.C.                               5,920,537   13,719,543        0.3%
    McKay Securities P.L.C.                                      294,416      998,517        0.0%
    Mucklow A & J Group P.L.C.                                   303,293    2,069,430        0.1%
#   Primary Health Properties P.L.C.                           3,476,500    5,416,114        0.1%
    Redefine International P.L.C.                              3,799,199    2,616,154        0.1%
    Safestore Holdings P.L.C.                                  1,904,836    9,443,741        0.2%
    Schroder REIT, Ltd.                                           37,764       32,241        0.0%
    Segro P.L.C.                                               7,525,583   45,980,310        1.1%
    Shaftesbury P.L.C.                                         2,688,177   35,756,746        0.9%
    Town Centre Securities P.L.C.                                 15,932       72,241        0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES      VALUE++      ASSETS**
                                                                ---------- -------------- ----------
UNITED KINGDOM -- (Continued)
      Workspace Group P.L.C.                                     1,071,825 $   13,088,256        0.3%
                                                                           --------------      -----
TOTAL UNITED KINGDOM                                                          600,699,298       15.0%
                                                                           --------------      -----
TOTAL COMMON STOCKS                                                         3,952,484,708       98.6%
                                                                           --------------      -----
TOTAL INVESTMENT SECURITIES                                                 3,952,484,708
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund                            13,007,981    150,502,338        3.8%
                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,638,218,291)                        $4,102,987,046      102.4%
                                                                           ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               ------------ --------------  ------- --------------
Common Stocks
   Australia                             -- $  800,635,789    --    $  800,635,789
   Belgium                               --     68,188,930    --        68,188,930
   Canada                      $207,634,100             --    --       207,634,100
   China                                 --      8,700,270    --         8,700,270
   France                                --    219,463,563    --       219,463,563
   Germany                               --     22,166,073    --        22,166,073
   Greece                                --        831,369    --           831,369
   Hong Kong                             --    175,953,854    --       175,953,854
   Italy                                 --     13,153,104    --        13,153,104
   Japan                                 --    871,305,116    --       871,305,116
   Malaysia                              --     23,245,493    --        23,245,493
   Mexico                        75,962,155             --    --        75,962,155
   Netherlands                           --    310,370,639    --       310,370,639
   New Zealand                           --     31,496,919    --        31,496,919
   Singapore                             --    285,094,555    --       285,094,555
   South Africa                          --    161,734,199    --       161,734,199
   Spain                                 --     32,348,965    --        32,348,965
   Taiwan                                --     12,279,290    --        12,279,290
   Turkey                                --     31,221,027    --        31,221,027
   United Kingdom                        --    600,699,298    --       600,699,298
Securities Lending Collateral            --    150,502,338    --       150,502,338
Futures Contracts**                 658,924             --    --           658,924
Forward Currency Contracts**             --            (31)   --               (31)
                               ------------ --------------    --    --------------
TOTAL                          $284,255,179 $3,819,390,760    --    $4,103,645,939
                               ============ ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                                ------- ----------- ----------
COMMON STOCKS -- (27.4%)

AUSTRALIA -- (0.1%)
     Goodman Group                                              195,856 $ 1,020,382        0.0%
     Scentre Group                                              573,339   2,035,078        0.0%
     Westfield Corp.                                            272,530   2,081,476        0.1%
                                                                        -----------        ---
TOTAL AUSTRALIA                                                           5,136,936        0.1%
                                                                        -----------        ---
BELGIUM -- (0.0%)
     Aedifica SA                                                    572      40,350        0.0%
     Retail Estates NV                                              127      11,399        0.0%
                                                                        -----------        ---
TOTAL BELGIUM                                                                51,749        0.0%
                                                                        -----------        ---
CANADA -- (0.0%)
     Canadian Apartment Properties REIT                           1,362      32,381        0.0%
     H&R REIT                                                    18,200     317,960        0.0%
     Smart REIT                                                   9,100     244,272        0.0%
                                                                        -----------        ---
TOTAL CANADA                                                                594,613        0.0%
                                                                        -----------        ---
HONG KONG -- (0.0%)
     Link REIT (The)                                            128,500     778,767        0.0%
                                                                        -----------        ---
JAPAN -- (0.0%)
     Nippon Building Fund, Inc.                                     116     734,860        0.0%
                                                                        -----------        ---
MEXICO -- (0.0%)
     Fibra Uno Administracion S.A. de C.V.                       31,936      75,865        0.0%
                                                                        -----------        ---
NETHERLANDS -- (0.1%)
     Unibail-Rodamco SE                                           8,560   2,294,467        0.1%
     Vastned Retail NV                                              437      19,248        0.0%
                                                                        -----------        ---
TOTAL NETHERLANDS                                                         2,313,715        0.1%
                                                                        -----------        ---
SOUTH AFRICA -- (0.0%)
     Hyprop Investments, Ltd.                                     1,846      15,918        0.0%
     Resilient REIT, Ltd.                                        16,784     160,356        0.0%
                                                                        -----------        ---
TOTAL SOUTH AFRICA                                                          176,274        0.0%
                                                                        -----------        ---
TAIWAN -- (0.0%)
     Shin Kong No.1 REIT                                         28,000      12,151        0.0%
                                                                        -----------        ---
TURKEY -- (0.0%)
     Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.              33,491      35,993        0.0%
                                                                        -----------        ---
UNITED KINGDOM -- (0.0%)
     Safestore Holdings P.L.C.                                    2,523      12,509        0.0%
                                                                        -----------        ---
UNITED STATES -- (27.2%)
     Acadia Realty Trust                                        116,183   3,915,367        0.1%
     Agree Realty Corp.                                          29,309   1,136,603        0.0%
     Alexander's, Inc.                                            3,002   1,148,775        0.0%
     Alexandria Real Estate Equities, Inc.                      127,935  11,891,558        0.3%
     American Assets Trust, Inc.                                 65,827   2,611,357        0.1%
     American Campus Communities, Inc.                          225,772  10,103,297        0.2%
     American Homes 4 Rent Class A                              277,424   4,388,854        0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
UNITED STATES -- (Continued)
    Apartment Investment & Management Co. Class A             273,038 $10,937,902        0.2%
    Ashford Hospitality Prime, Inc.                            50,156     561,246        0.0%
    Ashford Hospitality Trust, Inc.                           170,586     953,576        0.0%
    AvalonBay Communities, Inc.                               222,272  39,295,467        0.9%
    Bluerock Residential Growth REIT, Inc.                      8,977      98,208        0.0%
    Boston Properties, Inc.                                   242,586  31,259,632        0.7%
    Brandywine Realty Trust                                   302,905   4,528,430        0.1%
    Brixmor Property Group, Inc.                              294,237   7,429,484        0.2%
    Camden Property Trust                                     151,525  12,232,613        0.3%
    Care Capital Properties, Inc.                             135,772   3,621,026        0.1%
    CareTrust REIT, Inc.                                      109,558   1,393,578        0.0%
    CBL & Associates Properties, Inc.                         290,156   3,389,022        0.1%
    Cedar Realty Trust, Inc.                                  119,593     827,584        0.0%
    Chatham Lodging Trust                                      54,730   1,166,296        0.0%
    Chesapeake Lodging Trust                                  108,323   2,667,995        0.1%
    Colony Starwood Homes                                     106,516   2,595,795        0.1%
    Columbia Property Trust, Inc.                             205,001   4,571,522        0.1%
    CoreSite Realty Corp.                                      61,000   4,570,730        0.1%
    Corporate Office Properties Trust                         161,910   4,157,849        0.1%
    Cousins Properties, Inc.                                  366,564   3,793,937        0.1%
#   CubeSmart                                                 306,376   9,071,793        0.2%
    CyrusOne, Inc.                                            151,886   6,702,729        0.1%
    DCT Industrial Trust, Inc.                                161,431   6,516,969        0.1%
    DDR Corp.                                                 517,304   9,052,820        0.2%
    DiamondRock Hospitality Co.                               293,582   2,615,816        0.1%
    Digital Realty Trust, Inc.                                245,968  21,640,265        0.5%
    Douglas Emmett, Inc.                                      268,352   8,708,022        0.2%
    Duke Realty Corp.                                         603,002  13,187,654        0.3%
    DuPont Fabros Technology, Inc.                            112,272   4,470,671        0.1%
    EastGroup Properties, Inc.                                 49,911   2,982,182        0.1%
    Education Realty Trust, Inc.                               91,428   3,636,092        0.1%
    Empire State Realty Trust, Inc. Class A                   146,247   2,707,032        0.1%
#   EPR Properties                                            114,007   7,510,781        0.2%
    Equinix, Inc.                                              22,541   7,446,419        0.2%
*   Equity Commonwealth                                       222,634   6,213,715        0.1%
    Equity Lifestyle Properties, Inc.                         140,089   9,594,696        0.2%
    Equity One, Inc.                                          149,792   4,239,114        0.1%
    Equity Residential                                        588,940  40,089,146        0.9%
    Essex Property Trust, Inc.                                114,045  25,141,220        0.6%
    Extra Space Storage, Inc.                                 197,505  16,778,050        0.4%
    Federal Realty Investment Trust                           116,621  17,735,722        0.4%
#   FelCor Lodging Trust, Inc.                                214,620   1,536,679        0.0%
    First Industrial Realty Trust, Inc.                       189,579   4,348,942        0.1%
    First Potomac Realty Trust                                104,291     877,087        0.0%
    Forest City Realty Trust, Inc. Class A                     79,438   1,650,722        0.0%
    Franklin Street Properties Corp.                          139,793   1,484,602        0.0%
#   Gaming and Leisure Properties, Inc.                       154,970   5,081,466        0.1%
    General Growth Properties, Inc.                           905,899  25,392,349        0.6%
    Getty Realty Corp.                                         47,810     940,901        0.0%
#   Gladstone Commercial Corp.                                 45,183     760,430        0.0%
    Gladstone Land Corp.                                        8,518      88,332        0.0%
#   Government Properties Income Trust                        132,132   2,499,937        0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED STATES -- (Continued)
    Gramercy Property Trust                                     463,999 $ 3,930,072        0.1%
    HCP, Inc.                                                   811,698  27,459,743        0.6%
    Healthcare Realty Trust, Inc.                               179,772   5,443,496        0.1%
    Healthcare Trust of America, Inc. Class A                   299,242   8,645,101        0.2%
    Hersha Hospitality Trust                                     55,432   1,069,283        0.0%
#   Highwoods Properties, Inc.                                  180,655   8,442,008        0.2%
    Hospitality Properties Trust                                273,458   6,997,790        0.2%
#   Host Hotels & Resorts, Inc.                               1,311,617  20,749,781        0.5%
    Hudson Pacific Properties, Inc.                             199,832   5,845,086        0.1%
    Independence Realty Trust, Inc.                               8,003      57,383        0.0%
    Investors Real Estate Trust                                 231,116   1,391,318        0.0%
#   Iron Mountain, Inc.                                         395,199  14,436,619        0.3%
    Kilroy Realty Corp.                                         160,900  10,427,929        0.2%
    Kimco Realty Corp.                                          721,340  20,284,081        0.5%
    Kite Realty Group Trust                                     140,585   3,828,130        0.1%
    LaSalle Hotel Properties                                    179,436   4,288,520        0.1%
    Lexington Realty Trust                                      378,430   3,322,615        0.1%
    Liberty Property Trust                                      285,282   9,956,342        0.2%
    LTC Properties, Inc.                                         59,806   2,774,400        0.1%
    Macerich Co. (The)                                          226,137  17,204,503        0.4%
    Mack-Cali Realty Corp.                                      154,985   3,961,417        0.1%
    Medical Properties Trust, Inc.                              424,809   5,654,208        0.1%
    Mid-America Apartment Communities, Inc.                     131,527  12,588,449        0.3%
    Monmouth Real Estate Investment Corp. Class A               101,487   1,167,101        0.0%
    National Health Investors, Inc.                              63,062   4,293,892        0.1%
    National Retail Properties, Inc.                            245,970  10,763,647        0.2%
    New Senior Investment Group, Inc.                           123,779   1,336,813        0.0%
    New York REIT, Inc.                                          93,580     919,891        0.0%
    Omega Healthcare Investors, Inc.                            328,019  11,077,202        0.2%
    One Liberty Properties, Inc.                                 13,588     318,231        0.0%
    Paramount Group, Inc.                                       161,628   2,699,188        0.1%
#   Parkway Properties, Inc.                                    143,081   2,353,682        0.1%
    Pebblebrook Hotel Trust                                     131,659   3,639,055        0.1%
    Pennsylvania REIT                                           108,038   2,478,392        0.1%
    Physicians Realty Trust                                     123,194   2,233,507        0.0%
    Piedmont Office Realty Trust, Inc. Class A                  243,145   4,841,017        0.1%
    Post Properties, Inc.                                        97,621   5,599,541        0.1%
    Prologis, Inc.                                              861,707  39,130,115        0.9%
#   PS Business Parks, Inc.                                      31,887   3,053,499        0.1%
    Public Storage                                              240,944  58,985,501        1.3%
    QTS Realty Trust, Inc. Class A                               53,095   2,570,860        0.1%
    Ramco-Gershenson Properties Trust                           134,877   2,388,672        0.1%
    Realty Income Corp.                                         436,847  25,861,342        0.6%
    Regency Centers Corp.                                       170,217  12,544,993        0.3%
    Retail Opportunity Investments Corp.                        159,179   3,131,051        0.1%
    Retail Properties of America, Inc. Class A                  439,196   7,022,744        0.2%
    Rexford Industrial Realty, Inc.                             114,564   2,150,366        0.0%
    RLJ Lodging Trust                                           216,415   4,559,864        0.1%
    RMR Group, Inc. (The) Class A                                11,812     294,355        0.0%
    Rouse Properties, Inc.                                       74,930   1,383,957        0.0%
    Ryman Hospitality Properties, Inc.                           78,488   4,044,487        0.1%
    Sabra Health Care REIT, Inc.                                103,174   2,175,940        0.0%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                  SHARES       VALUE++      ASSETS**
                                                                ----------- -------------- ----------
UNITED STATES -- (Continued)
      Saul Centers, Inc.                                             16,115 $      856,996        0.0%
      Select Income REIT                                            152,755      3,536,278        0.1%
      Senior Housing Properties Trust                               448,993      7,893,297        0.2%
      Silver Bay Realty Trust Corp.                                  48,570        709,122        0.0%
      Simon Property Group, Inc.                                    540,094    108,650,710        2.4%
      SL Green Realty Corp.                                         174,499     18,336,355        0.4%
      Sovran Self Storage, Inc.                                      73,571      7,814,712        0.2%
      Spirit Realty Capital, Inc.                                   898,408     10,268,803        0.2%
      STAG Industrial, Inc.                                         138,527      2,764,999        0.1%
      STORE Capital Corp.                                            11,357        291,534        0.0%
      Summit Hotel Properties, Inc.                                 181,767      2,072,144        0.0%
      Sun Communities, Inc.                                          90,717      6,156,963        0.1%
      Sunstone Hotel Investors, Inc.                                377,510      4,835,903        0.1%
      Tanger Factory Outlet Centers, Inc.                           173,402      6,082,942        0.1%
      Taubman Centers, Inc.                                         114,953      7,983,486        0.2%
#     Terreno Realty Corp.                                           51,762      1,178,621        0.0%
      UDR, Inc.                                                     446,056     15,576,276        0.3%
#     UMH Properties, Inc.                                           30,146        295,431        0.0%
      Universal Health Realty Income Trust                           15,084        823,586        0.0%
      Urban Edge Properties                                         148,437      3,850,456        0.1%
      Urstadt Biddle Properties, Inc.                                 4,807         90,708        0.0%
      Urstadt Biddle Properties, Inc. Class A                        31,650        650,724        0.0%
      Ventas, Inc.                                                  548,212     34,054,929        0.8%
      VEREIT, Inc.                                                1,577,576     14,008,875        0.3%
      Vornado Realty Trust                                          268,043     25,659,756        0.6%
#     Washington REIT                                               119,148      3,415,973        0.1%
      Weingarten Realty Investors                                   215,370      7,951,460        0.2%
      Welltower, Inc.                                               603,375     41,886,293        0.9%
      Whitestone REIT                                                52,641        706,969        0.0%
      WP Carey, Inc.                                                176,193     10,763,630        0.2%
      WP Glimcher, Inc.                                             310,322      3,255,278        0.1%
      Xenia Hotels & Resorts, Inc.                                   94,014      1,445,935        0.0%
                                                                            --------------      -----
TOTAL UNITED STATES                                                          1,221,596,381       27.3%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          1,231,519,813       27.5%
                                                                            --------------      -----
AFFILIATED INVESTMENT COMPANIES -- (71.8%)

UNITED STATES -- (71.8%)
      DFA International Real Estate Securities Portfolio of
        DFA Investment Dimensions Group Inc.                    287,730,253  1,602,657,507       35.8%
      DFA Real Estate Securities Portfolio DFA Investment
        Dimensions Group Inc.                                    48,028,299  1,632,481,897       36.5%
                                                                            --------------      -----
TOTAL UNITED STATES                                                          3,235,139,404       72.3%
                                                                            --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                         3,235,139,404       72.3%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  4,466,659,217
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund                              3,139,358     36,322,371        0.8%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,701,762,863)                         $4,502,981,588      100.6%
                                                                            ==============      =====
AFFILIATED SECURITIES TOTAL                                                  3,235,139,897       72.3%
                                                                            --------------      -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                                 --------------   ----------- ------- --------------
Common Stocks
   Australia                                 --   $ 5,136,936   --    $    5,136,936
   Belgium                                   --        51,749   --            51,749
   Canada                        $      594,613            --   --           594,613
   Hong Kong                                 --       778,767   --           778,767
   Japan                                     --       734,860   --           734,860
   Mexico                                75,865            --   --            75,865
   Netherlands                               --     2,313,715   --         2,313,715
   South Africa                              --       176,274   --           176,274
   Taiwan                                    --        12,151   --            12,151
   Turkey                                    --        35,993   --            35,993
   United Kingdom                            --        12,509   --            12,509
   United States                  1,221,596,381            --   --     1,221,596,381
Affiliated Investment Companies
   United States                  3,235,139,404            --   --     3,235,139,404
Securities Lending Collateral                --    36,322,371   --        36,322,371
                                 --------------   -----------   --    --------------
TOTAL                            $4,457,406,263   $45,575,325   --    $4,502,981,588
                                 ==============   ===========   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
COMMON STOCKS -- (90.4%)

AUSTRALIA -- (6.6%)
*   Aditya Birla Minerals, Ltd.                                2,134,227 $   476,898        0.0%
*   AED Oil, Ltd.                                                992,337          --        0.0%
*   AJ Lucas Group, Ltd.                                         128,591      19,459        0.0%
#   ALS, Ltd.                                                  2,468,658   8,711,494        0.1%
#   Alumina, Ltd.                                             25,399,862  28,681,818        0.2%
    AP Eagers, Ltd.                                              324,141   2,653,153        0.0%
*   APN News & Media, Ltd.                                     6,666,977   3,114,594        0.0%
*   Arrium, Ltd.                                              40,069,546     670,271        0.0%
*   ASG Group, Ltd.                                              296,691     247,779        0.0%
*   Atlas Iron, Ltd.                                          10,832,406     188,688        0.0%
#*  Ausdrill, Ltd.                                             4,278,284   1,523,123        0.0%
#   Austal, Ltd.                                               3,679,435   4,334,070        0.0%
#*  Australian Agricultural Co., Ltd.                          9,471,502  10,293,924        0.1%
    Australian Pharmaceutical Industries, Ltd.                 5,828,579   8,658,102        0.1%
*   Australian Vintage, Ltd.                                     180,597      78,232        0.0%
    AVJennings, Ltd.                                              40,111      16,312        0.0%
#*  AWE, Ltd.                                                 10,297,548   5,373,049        0.1%
#   Bank of Queensland, Ltd.                                   1,528,767  12,999,899        0.1%
#   Beach Energy, Ltd.                                        30,010,538  16,666,525        0.1%
#   Beadell Resources, Ltd.                                    7,910,560   1,885,981        0.0%
    Bendigo & Adelaide Bank, Ltd.                              1,335,030   9,398,310        0.1%
#*  Billabong International, Ltd.                              1,773,022   1,831,196        0.0%
    BlueScope Steel, Ltd.                                     13,979,123  68,250,911        0.5%
*   Boart Longyear, Ltd.                                       3,052,926     217,266        0.0%
*   Boom Logistics, Ltd.                                       2,952,623     150,073        0.0%
    Boral, Ltd.                                                5,487,934  26,710,519        0.2%
*   Bradken, Ltd.                                              1,308,316     899,682        0.0%
#   Breville Group, Ltd.                                         652,019   4,057,913        0.0%
#   Brickworks, Ltd.                                             902,924  10,487,323        0.1%
*   Broadspectrum, Ltd.                                       10,644,646  11,881,089        0.1%
#   Cabcharge Australia, Ltd.                                  1,845,529   4,494,577        0.0%
*   Cape Lambert Resources, Ltd.                               1,619,052      31,823        0.0%
    Capitol Health, Ltd.                                         250,238      32,156        0.0%
#   Cardno, Ltd.                                               1,338,078   1,124,442        0.0%
*   Carnarvon Petroleum, Ltd.                                    756,413      50,930        0.0%
*   CDS Technologies, Ltd.                                        15,209          --        0.0%
    Cedar Woods Properties, Ltd.                                  65,113     210,505        0.0%
    Cleanaway Waste Management, Ltd.                          37,624,604  22,468,015        0.2%
*   Coal of Africa, Ltd.                                         536,700      15,208        0.0%
#   Collection House, Ltd.                                       368,633     324,292        0.0%
*   Cooper Energy, Ltd.                                        2,333,383     431,254        0.0%
    Coventry Group, Ltd.                                         229,587     192,268        0.0%
    CSR, Ltd.                                                 12,337,416  31,854,579        0.3%
#   Decmil Group, Ltd.                                         2,195,022   1,273,686        0.0%
*   Devine, Ltd.                                                 816,641     371,809        0.0%
*   Donaco International, Ltd.                                    60,673      20,694        0.0%
*   Doray Minerals, Ltd.                                       1,037,545     784,481        0.0%
    Downer EDI, Ltd.                                          10,695,843  30,028,757        0.2%
*   Elders, Ltd.                                                 681,266   1,761,270        0.0%
*   Emeco Holdings, Ltd.                                       5,307,500     120,627        0.0%
#*  Energy Resources of Australia, Ltd.                        2,416,063     632,802        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd.                                   1,413,291 $   203,060        0.0%
    EQT Holdings, Ltd.                                            15,228     175,520        0.0%
    Event Hospitality and Entertainment, Ltd.                  1,720,423  19,596,153        0.2%
#   Evolution Mining, Ltd.                                    17,614,416  26,609,771        0.2%
    Fairfax Media, Ltd.                                       43,990,838  26,441,050        0.2%
#*  Fleetwood Corp., Ltd.                                        192,588     247,363        0.0%
#   Fortescue Metals Group, Ltd.                                 517,436   1,329,807        0.0%
    Genworth Mortgage Insurance Australia, Ltd.                  267,076     482,329        0.0%
#   GrainCorp, Ltd. Class A                                    4,246,778  26,324,399        0.2%
    Grange Resources, Ltd.                                     1,852,778     133,507        0.0%
#   HFA Holdings, Ltd.                                           855,475   1,484,242        0.0%
*   Hillgrove Resources, Ltd.                                    834,798      31,607        0.0%
    Hills, Ltd.                                                2,546,802     424,983        0.0%
#   IMF Bentham, Ltd.                                            669,011     679,924        0.0%
#   Independence Group NL                                      1,789,545   4,134,894        0.0%
    iSelect, Ltd.                                                 54,768      47,555        0.0%
    K&S Corp., Ltd.                                              135,881     159,299        0.0%
#*  Karoon Gas Australia, Ltd.                                 1,367,242   1,500,663        0.0%
#*  Kingsgate Consolidated, Ltd.                               2,983,828   1,037,455        0.0%
*   Lednium, Ltd.                                                438,495          --        0.0%
*   Lemarne Corp., Ltd.                                            5,585       1,890        0.0%
    MACA, Ltd.                                                 2,190,987   1,837,631        0.0%
*   Macmahon Holdings, Ltd.                                    7,027,121     559,478        0.0%
*   Maverick Drilling & Exploration, Ltd.                         65,399       3,026        0.0%
    MaxiTRANS Industries, Ltd.                                 4,265,329   1,680,042        0.0%
    McPherson's, Ltd.                                          1,518,722   1,014,258        0.0%
*   Medusa Mining, Ltd.                                        2,821,939   1,614,101        0.0%
*   Mesoblast, Ltd.                                              112,952     187,040        0.0%
#   Metals X, Ltd.                                             2,016,634   1,577,172        0.0%
#*  Metcash, Ltd.                                             13,878,153  18,476,075        0.2%
*   Mincor Resources NL                                        2,683,240     426,698        0.0%
*   Mineral Deposits, Ltd.                                       438,160      99,291        0.0%
#   Mineral Resources, Ltd.                                    3,721,012  20,831,413        0.2%
#   MMA Offshore, Ltd.                                         4,921,840   1,754,579        0.0%
    Monadelphous Group, Ltd.                                     154,623     890,374        0.0%
    Money3 Corp., Ltd.                                           121,135      83,755        0.0%
#*  Mount Gibson Iron, Ltd.                                    9,204,179   1,508,553        0.0%
#   Myer Holdings, Ltd.                                       18,210,616  14,254,854        0.1%
    MyState, Ltd.                                                 61,260     187,362        0.0%
    New Hope Corp., Ltd.                                         306,831     335,079        0.0%
*   Newsat, Ltd.                                                 188,485          --        0.0%
*   NRW Holdings, Ltd.                                         2,960,875     517,905        0.0%
    Nufarm, Ltd.                                               4,025,069  21,376,988        0.2%
*   Orocobre, Ltd.                                                43,862     110,363        0.0%
    Otto Energy, Ltd.                                          1,457,170      47,554        0.0%
    OZ Minerals, Ltd.                                          7,757,496  34,440,327        0.3%
    Pacific Brands, Ltd.                                      21,418,237  18,510,080        0.2%
#   Pacific Current Group, Ltd.                                   27,294      92,280        0.0%
*   Paladin Energy, Ltd.                                       5,754,641   1,150,898        0.0%
    Panoramic Resources, Ltd.                                  4,112,870     404,891        0.0%
    Peet, Ltd.                                                   576,437     413,989        0.0%
#*  Perseus Mining, Ltd.                                      12,296,532   5,411,447        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
AUSTRALIA -- (Continued)
    PMP, Ltd.                                                  4,792,441 $  2,021,770        0.0%
    Premier Investments, Ltd.                                  1,301,788   15,644,453        0.1%
#   Primary Health Care, Ltd.                                 13,064,953   34,302,565        0.3%
    Prime Media Group, Ltd.                                    1,474,146      334,664        0.0%
#   Programmed Maintenance Services, Ltd.                      4,176,690    4,635,725        0.0%
    Qantas Airways, Ltd.                                       1,292,100    3,150,439        0.0%
#   Qube Holdings, Ltd.                                        1,525,846    2,875,170        0.0%
#*  Ramelius Resources, Ltd.                                   2,641,257      843,489        0.0%
    RCR Tomlinson, Ltd.                                        1,343,330    1,337,216        0.0%
*   Regional Express Holdings, Ltd.                               21,861       10,964        0.0%
#*  Resolute Mining, Ltd.                                      7,335,963    5,514,110        0.1%
    Ridley Corp., Ltd.                                         7,150,510    7,216,324        0.1%
*   Saracen Mineral Holdings, Ltd.                             3,274,382    2,664,232        0.0%
#   Select Harvests, Ltd.                                        178,644      680,174        0.0%
*   Senex Energy, Ltd.                                         5,080,908    1,069,233        0.0%
    Service Stream, Ltd.                                       3,415,117    2,067,113        0.0%
#   Seven Group Holdings, Ltd.                                 2,858,675   12,637,077        0.1%
#   Seven West Media, Ltd.                                    20,279,193   16,224,153        0.1%
    Sigma Pharmaceuticals, Ltd.                               17,394,737   14,473,782        0.1%
#*  Silver Lake Resources, Ltd.                                  594,813      169,050        0.0%
#   Sims Metal Management, Ltd.                                4,084,666   29,210,916        0.2%
*   Sino Gas & Energy Holdings, Ltd.                             777,203       52,247        0.0%
    SMS Management & Technology, Ltd.                            148,237      212,364        0.0%
    Southern Cross Media Group, Ltd.                          10,908,101    8,909,295        0.1%
    Spotless Group Holdings, Ltd.                              4,659,588    4,566,824        0.0%
*   St Barbara, Ltd.                                             418,748      745,139        0.0%
    Star Entertainment Grp, Ltd. (The)                         5,993,966   25,594,072        0.2%
#   Steadfast Group, Ltd.                                        439,067      624,303        0.0%
#   STW Communications Group, Ltd.                             6,104,846    4,946,424        0.1%
#*  Sundance Energy Australia, Ltd.                            3,693,524      527,193        0.0%
#   Sunland Group, Ltd.                                        4,860,308    5,618,654        0.1%
    Tassal Group, Ltd.                                         2,776,914    8,204,333        0.1%
#*  Ten Network Holdings, Ltd.                                 1,693,557    1,217,550        0.0%
#   TFS Corp., Ltd.                                            5,002,000    5,920,859        0.1%
    Thorn Group, Ltd.                                            119,120      125,906        0.0%
*   Tiger Resources, Ltd.                                      1,664,981       60,455        0.0%
*   Toro Energy, Ltd.                                            388,763       16,253        0.0%
    Tox Free Solutions, Ltd.                                     377,195      828,419        0.0%
    Treasury Wine Estates, Ltd.                                5,703,502   40,159,778        0.3%
#*  Troy Resources, Ltd.                                       3,224,088    1,574,829        0.0%
*   UGL, Ltd.                                                    502,347    1,202,032        0.0%
    Villa World, Ltd.                                            681,400    1,102,203        0.0%
#   Village Roadshow, Ltd.                                     2,496,028    9,933,669        0.1%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  25,592,769    6,791,740        0.1%
*   Virgin Australia Holdings, Ltd.()                         39,419,376           --        0.0%
#   Watpac, Ltd.                                               1,908,160    1,181,881        0.0%
    Webster, Ltd.                                                 63,484       52,016        0.0%
#   Western Areas, Ltd.                                        1,756,120    3,310,738        0.0%
#*  Whitehaven Coal, Ltd.                                     13,327,409    7,738,199        0.1%
#   WorleyParsons, Ltd.                                        4,728,748   24,850,477        0.2%
                                                                         ------------        ---
TOTAL AUSTRALIA                                                           920,695,273        7.2%
                                                                         ------------        ---

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG                                        87,141 $  8,503,296        0.1%
    Austria Technologie & Systemtechnik AG                       464,293    6,430,636        0.1%
    BUWOG AG                                                      60,115    1,265,506        0.0%
*   FACC AG                                                        4,153       23,744        0.0%
    Lenzing AG                                                     1,469      113,695        0.0%
#   Mayr Melnhof Karton AG                                        43,420    5,109,385        0.0%
    Oberbank AG                                                   41,257    2,640,152        0.0%
    POLYTEC Holding AG                                            33,169      304,751        0.0%
    Porr Ag                                                          922       29,189        0.0%
*   Raiffeisen Bank International AG                           1,621,358   25,953,617        0.2%
    SHS Flughafen Wien AG                                         33,040    3,783,247        0.0%
    Strabag SE                                                   361,848   11,374,804        0.1%
    UNIQA Insurance Group AG                                   1,215,175    8,785,010        0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          70,290    1,585,903        0.0%
    Voestalpine AG                                               273,963    9,885,918        0.1%
    Wienerberger AG                                            2,705,234   53,432,915        0.4%
    Zumtobel Group AG                                              3,358       43,703        0.0%
                                                                         ------------        ---
TOTAL AUSTRIA                                                             139,265,471        1.1%
                                                                         ------------        ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                    170,895   22,277,213        0.2%
*   AGFA-Gevaert NV                                            3,247,438   12,912,820        0.1%
    Banque Nationale de Belgique                                   4,367   14,997,945        0.1%
    Barco NV                                                     114,321    7,982,483        0.1%
    Bekaert SA                                                   811,827   35,752,205        0.3%
    Cie d'Entreprises CFE                                         16,447    1,634,722        0.0%
    Cie Immobiliere de Belgique SA                                44,452    2,344,998        0.0%
    D'ieteren SA                                                 323,867   14,366,158        0.1%
    Deceuninck NV                                              1,365,154    3,506,323        0.0%
#   Euronav NV                                                 1,521,413   16,757,020        0.1%
#   Exmar NV                                                      67,336      578,608        0.0%
    Gimv NV                                                       37,943    2,108,500        0.0%
    Jensen-Group NV                                               34,860    1,077,396        0.0%
#*  Nyrstar NV                                                12,434,841    9,842,348        0.1%
*   Papeteries Catala SA                                             188           --        0.0%
    RealDolmen                                                    26,827      547,025        0.0%
    Recticel SA                                                  953,992    6,227,181        0.1%
*   Roularta Media Group NV                                       25,530      725,609        0.0%
    Sioen Industries NV                                          100,113    2,063,837        0.0%
    Sipef SA                                                      23,897    1,360,824        0.0%
*   Tessenderlo Chemie NV                                        480,448   16,535,469        0.1%
*   Viohalco SA                                                  135,192      171,116        0.0%
                                                                         ------------        ---
TOTAL BELGIUM                                                             173,769,800        1.3%
                                                                         ------------        ---
CANADA -- (7.9%)
#*  5N Plus, Inc.                                                537,999      870,438        0.0%
    Acadian Timber Corp.                                           2,600       36,782        0.0%
*   Advantage Oil & Gas, Ltd.                                  4,687,767   26,863,031        0.2%
    Aecon Group, Inc.                                          1,260,874   16,812,323        0.1%
*   Africa Oil Corp.                                             392,857      685,707        0.0%
#   AGF Management, Ltd. Class B                               1,878,599    7,785,698        0.1%
*   AgJunction, Inc.                                             301,245      120,047        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    AGT Food & Ingredients, Inc.                                125,001 $ 4,040,839        0.0%
    AKITA Drilling, Ltd. Class A                                 10,400      66,311        0.0%
*   Alacer Gold Corp.                                         5,304,974  14,375,478        0.1%
    Alamos Gold, Inc. Class A                                 2,460,122  17,744,564        0.1%
#   Algoma Central Corp.                                        238,810   2,360,121        0.0%
*   Amerigo Resources, Ltd.                                      35,237       4,493        0.0%
    Andrew Peller, Ltd. Class A                                     371       8,380        0.0%
#*  Argonaut Gold, Inc.                                       2,657,890   6,227,940        0.1%
*   Asanko Gold, Inc.                                         1,053,743   3,409,737        0.0%
#*  Athabasca Oil Corp.                                       4,056,004   4,331,749        0.0%
*   ATS Automation Tooling Systems, Inc.                      1,323,665  12,248,148        0.1%
#*  AuRico Metals, Inc.                                         852,539     611,529        0.0%
    Axia NetMedia Corp.                                           9,442      31,757        0.0%
#*  B2Gold Corp.                                              6,172,752  13,725,973        0.1%
#*  Ballard Power Systems, Inc.                               1,695,191   2,715,656        0.0%
*   Bankers Petroleum, Ltd.                                   2,525,766   3,824,783        0.0%
#*  Banro Corp.                                                 965,725     357,904        0.0%
#   Baytex Energy Corp.                                       3,650,852  18,680,537        0.2%
#*  Bellatrix Exploration, Ltd.                               2,704,668   3,017,881        0.0%
#*  Birchcliff Energy, Ltd.                                   1,975,352   8,218,170        0.1%
#   Black Diamond Group, Ltd.                                   173,800     606,714        0.0%
#*  BlackPearl Resources, Inc.                                1,525,212   1,166,975        0.0%
#   Bonavista Energy Corp.                                    1,710,897   4,308,946        0.0%
    Bonterra Energy Corp.                                       158,125   3,410,267        0.0%
    Boralex, Inc. Class A                                       526,012   6,888,003        0.1%
    Calfrac Well Services, Ltd.                                 119,300     177,804        0.0%
    Callidus Capital Corp.                                        1,600      17,470        0.0%
    Canaccord Genuity Group, Inc.                             2,154,529   7,177,757        0.1%
#*  Canacol Energy, Ltd.                                      1,328,610   4,267,393        0.0%
#   Canadian Western Bank                                       482,497  10,644,391        0.1%
    Canam Group, Inc.                                           883,373   9,314,597        0.1%
#   Canexus Corp.                                               134,200     159,367        0.0%
*   Canfor Corp.                                                727,900   7,959,503        0.1%
#   CanWel Building Materials Group, Ltd.                        29,960     120,346        0.0%
    Canyon Services Group, Inc.                                 717,866   2,792,051        0.0%
    Capstone Infrastructure Corp.                             2,095,437   8,166,643        0.1%
#*  Capstone Mining Corp.                                     6,268,504   3,946,854        0.0%
    Cascades, Inc.                                            2,023,136  14,318,521        0.1%
    CCL Industries, Inc. Class B                                 28,989   5,308,219        0.0%
    Centerra Gold, Inc.                                       4,203,356  23,249,614        0.2%
#*  Cequence Energy, Ltd.                                     3,242,106     749,351        0.0%
    Cervus Equipment Corp.                                        8,493      79,264        0.0%
#*  China Gold International Resources Corp., Ltd.            3,590,106   7,267,769        0.1%
#*  Chinook Energy, Inc.                                        873,063     375,750        0.0%
#   Clarke, Inc.                                                  8,900      69,302        0.0%
*   Claude Resources, Inc.                                    1,689,745   2,895,474        0.0%
#   Concordia Healthcare Corp.                                   25,700     747,219        0.0%
*   Continental Gold, Inc.                                      536,160   1,183,680        0.0%
#*  Copper Mountain Mining Corp.                              1,748,916     836,335        0.0%
*   Corridor Resources, Inc.                                     66,250      23,761        0.0%
#   Corus Entertainment, Inc. Class B                           106,157   1,058,440        0.0%
    Cott Corp.                                                  868,609  11,512,686        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
*   Crew Energy, Inc.                                         3,570,228 $14,455,056        0.1%
#*  Delphi Energy Corp.                                       3,437,138   3,232,504        0.0%
#*  Denison Mines Corp.                                       2,493,547   1,510,397        0.0%
*   Detour Gold Corp.                                            51,720   1,109,257        0.0%
    Dominion Diamond Corp.                                    1,999,431  22,963,099        0.2%
    Dorel Industries, Inc. Class B                              831,737  18,508,087        0.2%
#*  Dundee Precious Metals, Inc.                              1,768,350   3,932,172        0.0%
    E-L Financial Corp., Ltd.                                     1,609     911,790        0.0%
    Eldorado Gold Corp.                                         580,272   2,446,512        0.0%
#   Enbridge Income Fund Holdings, Inc.                         704,666  16,281,396        0.1%
*   Endeavour Mining Corp.                                       26,900     362,111        0.0%
*   Endeavour Silver Corp.                                       67,061     278,463        0.0%
    Enerflex, Ltd.                                              597,291   5,731,556        0.1%
*   Energy Fuels, Inc.                                           18,470      43,721        0.0%
    Enerplus Corp.                                            1,719,531   9,456,256        0.1%
    Ensign Energy Services, Inc.                              2,349,334  14,230,444        0.1%
#   Equitable Group, Inc.                                        35,076   1,675,943        0.0%
*   Essential Energy Services Trust                           1,906,750   1,078,977        0.0%
*   exactEarth, Ltd.                                             75,651     162,794        0.0%
    Firm Capital Mortgage Investment Corp.                        4,295      43,987        0.0%
#*  First Majestic Silver Corp.                                 846,651   9,015,109        0.1%
#   First Quantum Minerals, Ltd.                              1,777,000  15,139,978        0.1%
*   Fortress Paper, Ltd. Class A                                 10,505      29,304        0.0%
*   GASFRAC Energy Services, Inc.                                42,951           4        0.0%
#   Genesis Land Development Corp.                               29,263      61,805        0.0%
#   Genworth MI Canada, Inc.                                    991,348  25,662,695        0.2%
#*  Golden Star Resources, Ltd.                               1,290,922     895,116        0.0%
*   Gran Tierra Energy, Inc.                                  5,127,199  15,119,659        0.1%
    Granite Oil Corp.                                           309,656   1,900,336        0.0%
    Guardian Capital Group, Ltd. Class A                         14,693     216,993        0.0%
*   Hanfeng Evergreen, Inc.                                     707,267         707        0.0%
#*  Heroux-Devtek, Inc.                                         374,140   4,478,826        0.0%
    HNZ Group, Inc.                                              16,021     134,072        0.0%
#   Horizon North Logistics, Inc.                                88,000      98,892        0.0%
#   HudBay Minerals, Inc.                                     4,916,144  24,527,825        0.2%
    Hudson's Bay Co.                                             57,600     765,735        0.0%
#*  IAMGOLD Corp.                                             7,481,623  25,461,489        0.2%
*   Indigo Books & Music, Inc.                                    6,242      83,329        0.0%
*   Interfor Corp.                                              692,772   6,023,864        0.1%
    Intertape Polymer Group, Inc.                               379,993   5,975,342        0.1%
#*  Ithaca Energy, Inc.                                       2,315,127   1,513,034        0.0%
*   Katanga Mining, Ltd.                                         26,469       3,164        0.0%
#*  Kelt Exploration, Ltd.                                      139,882     539,596        0.0%
*   Kingsway Financial Services, Inc.                           276,751   1,296,960        0.0%
*   Kinross Gold Corp.                                        2,605,417  14,847,160        0.1%
*   Kirkland Lake Gold, Inc.                                    787,607   6,007,329        0.1%
    Laurentian Bank of Canada                                   879,255  34,884,286        0.3%
#*  Lightstream Resources, Ltd.                               2,625,797     680,150        0.0%
    Linamar Corp.                                               114,983   4,978,900        0.0%
#   Liquor Stores N.A., Ltd.                                    406,305   2,836,719        0.0%
#*  Long Run Exploration, Ltd.                                3,263,764   1,196,566        0.0%
*   Lundin Mining Corp.                                       2,220,121   8,723,357        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    Major Drilling Group International, Inc.                    883,481 $ 5,520,436        0.1%
    Martinrea International, Inc.                               371,017   2,806,210        0.0%
#*  MEG Energy Corp.                                          1,131,605   5,997,588        0.1%
    Melcor Developments, Ltd.                                    55,339     612,182        0.0%
*   Mercator Minerals, Ltd.                                     861,957          --        0.0%
*   Merus Labs International, Inc.                                7,400      12,209        0.0%
*   Midas Gold Corp.                                            205,623     111,440        0.0%
#*  Migao Corp.                                                  32,244      11,564        0.0%
#*  Mitel Networks Corp.                                         77,554     541,460        0.0%
    Nevsun Resources, Ltd.                                    2,985,451  11,159,453        0.1%
    New Flyer Industries, Inc.                                   36,352   1,071,119        0.0%
*   New Gold, Inc.                                            8,344,810  39,239,961        0.3%
    Newalta Corp.                                               898,408   1,353,304        0.0%
    Norbord, Inc.                                                18,766     374,064        0.0%
#   North American Energy Partners, Inc.                         75,053     165,096        0.0%
    Northern Blizzard Resources, Inc.                            40,400     128,152        0.0%
#*  NuVista Energy, Ltd.                                      1,906,025   9,023,502        0.1%
    OceanaGold Corp.                                          4,702,126  16,826,768        0.1%
*   Ovivo, Inc. Class A                                         153,345     244,433        0.0%
*   Painted Pony Petroleum, Ltd.                              1,575,073   7,431,603        0.1%
#   Pan American Silver Corp.                                   814,481  12,768,663        0.1%
*   Paramount Resources, Ltd. Class A                           206,500   1,502,626        0.0%
*   Parex Resources, Inc.                                       137,795   1,380,476        0.0%
    Pengrowth Energy Corp.                                      370,510     608,313        0.0%
    Penn West Petroleum, Ltd.                                 2,393,209   2,727,575        0.0%
*   Petrus Resources, Ltd.                                       87,206     170,978        0.0%
    PHX Energy Services Corp.                                    16,539      38,227        0.0%
    Pilot Gold, Inc.                                             40,175      22,094        0.0%
    Pizza Pizza Royalty Corp.                                     4,484      49,068        0.0%
*   Platinum Group Metals, Ltd.                                  54,600     180,593        0.0%
#   Precision Drilling Corp.                                  9,215,142  47,812,684        0.4%
*   Pretium Resources, Inc.                                     144,300   1,188,028        0.0%
#*  Primero Mining Corp.                                      2,979,123   5,603,515        0.1%
#   Pulse Seismic, Inc.                                         679,163   1,234,153        0.0%
*   QLT, Inc.                                                 1,017,057   1,564,454        0.0%
*   Questerre Energy Corp. Class A                              359,649      53,029        0.0%
*   RB Energy, Inc.                                             238,050         857        0.0%
    Reitmans Canada, Ltd. Class A                               363,025   1,319,354        0.0%
#*  RMP Energy, Inc.                                          3,508,812   5,117,658        0.0%
*   Rock Energy, Inc.                                           239,661     248,314        0.0%
#   Rocky Mountain Dealerships, Inc.                             95,983     485,002        0.0%
#   Rogers Sugar, Inc.                                              147         587        0.0%
    RONA, Inc.                                                2,992,633  56,957,102        0.5%
    Russel Metals, Inc.                                         112,890   2,010,012        0.0%
#*  Sabina Gold & Silver Corp.                                  799,518   1,153,365        0.0%
#*  Sandstorm Gold, Ltd.                                        954,155   4,114,114        0.0%
    Savanna Energy Services Corp.                             1,677,399   2,339,562        0.0%
    Secure Energy Services, Inc.                                  1,100       7,917        0.0%
#   Sherritt International Corp.                              6,713,917   5,029,953        0.0%
#*  Sierra Wireless, Inc.                                       640,018  10,339,655        0.1%
#*  Silver Standard Resources, Inc.                           2,088,225  19,605,715        0.2%
*   Sonde Resources Corp.                                       463,104          93        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
CANADA -- (Continued)
*   Southern Pacific Resource Corp.                             156,000 $           16        0.0%
*   Sprott Resource Corp.                                     1,616,088        708,415        0.0%
#   Sprott, Inc.                                              1,273,652      2,771,236        0.0%
*   Stornoway Diamond Corp.                                         802            665        0.0%
    Strad Energy Services, Ltd.                                  22,664         29,804        0.0%
#   Stuart Olson, Inc.                                          163,107        868,379        0.0%
*   SunOpta, Inc.                                                23,313        125,047        0.0%
#   Surge Energy, Inc.                                        6,963,516     13,652,865        0.1%
    Tahoe Resources, Inc.                                     1,254,520     17,717,456        0.1%
#*  Taseko Mines, Ltd.                                          914,368        590,291        0.0%
#*  Tembec, Inc.                                                394,790        280,038        0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                 832,294        615,674        0.0%
#*  Teranga Gold Corp.(B5TDK82)                               7,472,670      5,955,742        0.1%
*   Thompson Creek Metals Co., Inc.                           2,881,857      1,515,921        0.0%
*   Timmins Gold Corp.                                          403,989        170,650        0.0%
*   TLC Vision Corp.                                            829,259             --        0.0%
    TMX Group, Ltd.                                             238,321      9,867,519        0.1%
    TORC Oil & Gas, Ltd.                                      2,864,958     19,317,402        0.2%
    Torstar Corp. Class B                                       403,213        671,647        0.0%
    Total Energy Services, Inc.                                   9,758        102,581        0.0%
    TransAlta Corp.                                           3,472,193     18,153,811        0.1%
    Transcontinental, Inc. Class A                            1,202,041     18,892,364        0.2%
#   TransGlobe Energy Corp.                                     805,128      1,552,889        0.0%
*   Trevali Mining Corp.                                        767,107        379,060        0.0%
#*  Trican Well Service, Ltd.                                   677,800        945,365        0.0%
#*  Trilogy Energy Corp.                                        312,303      1,356,541        0.0%
#   Trinidad Drilling, Ltd.                                   3,297,191      6,385,729        0.1%
    Uni-Select, Inc.                                             34,546      1,767,912        0.0%
#   Veresen, Inc.                                               401,016      2,902,068        0.0%
    Wajax Corp.                                                  43,902        635,419        0.0%
    West Fraser Timber Co., Ltd.                                205,973      6,786,422        0.1%
    Western Energy Services Corp.                               940,064      2,187,764        0.0%
    WestJet Airlines, Ltd.                                       46,672        781,152        0.0%
    Whistler Blackcomb Holdings, Inc.                            13,697        285,250        0.0%
#   Whitecap Resources, Inc.                                  2,529,054     18,967,401        0.2%
    Wi-Lan, Inc.                                                963,133      2,218,422        0.0%
*   Xtreme Drilling & Coil Services Corp.                       295,515        572,329        0.0%
    Yamana Gold, Inc.                                         2,256,757     11,187,558        0.1%
#*  Yellow Pages, Ltd.                                          168,705      2,804,803        0.0%
                                                                        --------------        ---
TOTAL CANADA                                                             1,103,477,152        8.6%
                                                                        --------------        ---
CHINA -- (0.0%)
*   China Daye Non-Ferrous Metals Mining, Ltd.                6,778,000        108,727        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.              7,064,000      1,751,592        0.0%
                                                                        --------------        ---
TOTAL CHINA                                                                  1,860,319        0.0%
                                                                        --------------        ---
DENMARK -- (1.5%)
    Alm Brand A.S.                                            2,464,096     18,323,791        0.1%
#*  Bang & Olufsen A.S.                                         241,390      2,619,253        0.0%
    BankNordik P/F                                                1,163         20,239        0.0%
    Brodrene Hartmann A.S.                                       46,954      1,898,203        0.0%
#*  D/S Norden A.S.                                             348,757      6,108,345        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
DENMARK -- (Continued)
    DFDS A.S.                                                   503,958 $ 20,112,676        0.2%
    Djurslands Bank A.S.                                          6,239      206,791        0.0%
    FLSmidth & Co. A.S.                                          45,725    1,777,327        0.0%
*   GPV Industri A.S. Series B                                    6,000           --        0.0%
    Harboes Bryggeri A.S. Class B                                22,925      402,148        0.0%
    Jyske Bank A.S.                                             885,704   36,247,036        0.3%
    Lan & Spar Bank                                               5,706      337,742        0.0%
    NKT Holding A.S.                                            249,351   14,216,588        0.1%
#   Nordjyske Bank A.S.                                           8,568      123,623        0.0%
    PER Aarsleff A.S. Class B                                   348,071    9,619,441        0.1%
    Ringkjoebing Landbobank A.S.                                    593      124,884        0.0%
*   Santa Fe Group A.S.                                          74,314      715,196        0.0%
    Schouw & Co.                                                309,621   18,110,607        0.1%
    Solar A.S. Class B                                           14,757      758,331        0.0%
    Spar Nord Bank A.S.                                       1,052,578    8,593,950        0.1%
    Sydbank A.S.                                              1,319,462   37,320,928        0.3%
    TDC A.S.                                                  5,665,314   29,007,940        0.2%
*   TK Development A.S.                                         837,838      870,827        0.0%
#   United International Enterprises                              2,798      416,703        0.0%
                                                                        ------------        ---
TOTAL DENMARK                                                            207,932,569        1.6%
                                                                        ------------        ---
FINLAND -- (2.5%)
    Ahlstrom Oyj                                                 45,551      410,552        0.0%
    Aktia Bank Oyj                                              175,730    1,765,388        0.0%
    Alandsbanken Abp Class A                                      4,347       74,684        0.0%
    Alma Media Oyj                                              215,962      899,013        0.0%
    Apetit Oyj                                                   54,552      776,093        0.0%
    Aspo Oyj                                                     38,882      303,717        0.0%
#   Atria P.L.C.                                                194,792    1,998,617        0.0%
#   Cargotec Oyj Class B                                        962,880   36,444,238        0.3%
    Cramo Oyj                                                   605,280   12,129,011        0.1%
    Digia Oyj                                                    21,229      178,984        0.0%
#*  Finnair Oyj                                               1,224,574    7,292,615        0.1%
    Fiskars Oyj Abp                                              50,926      988,652        0.0%
    HKScan Oyj Class A                                          522,372    1,884,986        0.0%
#   Huhtamaki Oyj                                             1,164,372   45,800,624        0.4%
    Kemira Oyj                                                2,544,610   30,873,811        0.2%
#   Kesko Oyj Class A                                            19,510      780,764        0.0%
#   Kesko Oyj Class B                                         1,468,229   58,726,912        0.5%
    Lemminkainen Oyj                                             99,736    1,529,484        0.0%
    Metsa Board Oyj                                           4,713,873   29,637,043        0.2%
    Metso Oyj                                                   276,964    6,671,326        0.1%
    Munksjo Oyj                                                  27,842      317,570        0.0%
    Neste Oyj                                                 1,254,581   40,202,465        0.3%
    Okmetic Oyj                                                 319,630    3,346,853        0.0%
    Olvi Oyj Class A                                              2,275       63,241        0.0%
    Oriola-KD Oyj Class B                                       723,749    3,581,721        0.0%
#*  Outokumpu Oyj                                             1,267,114    5,333,739        0.1%
#*  Outotec Oyj                                               1,062,547    4,238,945        0.0%
    Raisio Oyj Class V                                        1,632,295    8,050,531        0.1%
    Ramirent Oyj                                                380,471    2,661,253        0.0%
    Saga Furs Oyj                                                14,302      246,649        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
FINLAND -- (Continued)
    Sanoma Oyj                                                1,080,016 $  5,286,745        0.1%
    Teleste Oyj                                                   3,461       33,443        0.0%
    Tikkurila Oyj                                               127,495    2,237,956        0.0%
    Valmet Oyj                                                  801,862   10,069,149        0.1%
    Viking Line Abp                                              14,312      352,467        0.0%
#   YIT Oyj                                                   2,505,060   17,102,329        0.1%
                                                                        ------------        ---
TOTAL FINLAND                                                            342,291,570        2.7%
                                                                        ------------        ---
FRANCE -- (4.3%)
#   Actia Group                                                 162,872      992,495        0.0%
#*  Air France-KLM                                            2,462,688   22,063,561        0.2%
    Albioma SA                                                  139,725    2,278,046        0.0%
    Altamir                                                     138,844    1,734,317        0.0%
    April SA                                                      7,583      104,145        0.0%
    Arkema SA                                                 1,008,246   80,474,640        0.6%
#   Assystem                                                     30,705      796,784        0.0%
    Aubay                                                        71,545    1,611,988        0.0%
    Axway Software SA                                            12,280      270,380        0.0%
    Bollore SA(4572709)                                       4,192,758   16,604,133        0.1%
*   Bollore SA(BZ0G303)                                          28,553      111,291        0.0%
    Bonduelle SCA                                               234,446    6,920,478        0.1%
#   Bourbon SA                                                   90,376    1,333,679        0.0%
    Burelle SA                                                   10,940   10,146,811        0.1%
    Casino Guichard Perrachon SA                                131,204    7,808,570        0.1%
*   Cegedim SA                                                   55,922    1,534,765        0.0%
    Cegid Group SA                                               66,619    4,711,283        0.1%
#*  CGG SA                                                    5,480,532    5,150,209        0.1%
    Chargeurs SA                                                269,579    2,751,517        0.0%
    Cie des Alpes                                                99,842    1,737,636        0.0%
*   Coface SA                                                   196,784    1,589,545        0.0%
    Derichebourg SA                                           2,043,541    6,515,476        0.1%
    Devoteam SA                                                   9,150      426,760        0.0%
    Dom Security                                                 11,881      465,130        0.0%
    Eiffage SA                                                    3,319      264,034        0.0%
*   Eramet                                                       48,235    1,922,794        0.0%
*   Esso SA Francaise                                            33,669    1,525,598        0.0%
*   Etablissements Maurel et Prom                               241,133      971,701        0.0%
    Euler Hermes Group                                           31,608    3,004,840        0.0%
    Exel Industries Class A                                         403       35,388        0.0%
    Faiveley Transport SA                                        20,658    2,248,470        0.0%
    Fleury Michon SA                                             23,476    1,621,076        0.0%
    Gaumont SA                                                   20,984    1,115,970        0.0%
    Gevelot SA                                                    3,986      558,611        0.0%
    GFI Informatique SA                                          11,910      115,527        0.0%
    GL Events                                                   153,421    2,942,693        0.0%
    Groupe Crit                                                   3,755      247,516        0.0%
*   Groupe Flo                                                   34,236       56,191        0.0%
#*  Groupe Fnac SA                                              123,299    7,113,985        0.1%
    Groupe Open                                                  10,606      217,697        0.0%
    Guerbet                                                      39,448    2,591,118        0.0%
*   Hipay Group SA                                               11,675      138,781        0.0%
    Imerys SA                                                    33,898    2,503,308        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
FRANCE -- (Continued)
*   Immobiliere Hoteliere SA                                     27,700 $        --        0.0%
    IPSOS                                                       324,640   9,680,316        0.1%
    Jacquet Metal Service                                       279,197   4,148,956        0.0%
    Korian SA                                                   342,405  10,790,769        0.1%
#   Lagardere SCA                                             1,013,750  26,902,744        0.2%
    Laurent-Perrier                                               1,440     122,433        0.0%
*   Le Noble Age                                                 11,554     394,912        0.0%
    LISI                                                        240,807   6,890,419        0.1%
    Manitou BF SA                                                28,431     493,425        0.0%
    Manutan International                                        24,293   1,308,804        0.0%
    Mersen                                                      180,484   2,884,472        0.0%
    MGI Coutier                                                 112,310   2,392,263        0.0%
    Mr Bricolage                                                111,608   1,695,402        0.0%
*   Naturex                                                       3,835     323,374        0.0%
#   Neopost SA                                                  121,605   2,978,915        0.0%
*   Nexans SA                                                   866,187  40,296,430        0.3%
    Nexity SA                                                   621,689  33,323,147        0.3%
*   NRJ Group                                                    13,926     142,622        0.0%
*   Onxeo SA                                                     16,250      62,309        0.0%
*   Parrot SA                                                     2,316      46,660        0.0%
*   Peugeot SA                                                  947,235  15,265,781        0.1%
*   Pierre & Vacances SA                                        107,696   4,220,933        0.1%
    Plastic Omnium SA                                           336,767  11,159,396        0.1%
    Plastivaloire                                                16,721   1,352,562        0.0%
    PSB Industries SA                                            15,384     845,943        0.0%
#   Rallye SA                                                   539,793  10,370,696        0.1%
*   Recylex SA                                                    7,793      21,035        0.0%
    Rexel SA                                                  3,309,555  50,181,373        0.4%
    Robertet SA                                                     180      52,937        0.0%
    Rothschild & Co.                                             78,332   1,960,735        0.0%
    Saft Groupe SA                                              147,757   4,590,372        0.1%
    Samse SA                                                        151      20,410        0.0%
    Savencia SA                                                 134,801   8,949,092        0.1%
    Seche Environnement SA                                       27,244     973,130        0.0%
#*  Sequana SA                                                  997,649   3,108,911        0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     86,410   3,211,613        0.0%
#   Societe Television Francaise 1                              541,269   6,519,509        0.1%
#*  SOITEC                                                    3,063,878   2,070,585        0.0%
    Sopra Steria Group                                          101,137  11,764,263        0.1%
*   Spir Communication SA                                         5,917      47,419        0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                    361,605   1,485,927        0.0%
    Stef SA                                                       2,635     198,881        0.0%
    STMicroelectronics NV                                       376,067   2,312,215        0.0%
    Sword Group                                                  65,820   1,767,644        0.0%
#   Technip SA                                                  236,391  13,854,896        0.1%
    Teleperformance                                             375,604  33,737,553        0.3%
#   TFF Group                                                     4,242     464,149        0.0%
*   Theolia SA                                                1,855,514   1,382,197        0.0%
    Total Gabon                                                   1,828     294,655        0.0%
    Trigano SA                                                  181,490  10,645,394        0.1%
*   UBISOFT Entertainment                                       765,477  22,218,017        0.2%
#   Vallourec SA                                                565,828   2,946,569        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
FRANCE -- (Continued)
    Vicat SA                                                    206,578 $ 14,380,530        0.1%
#   Vilmorin & Cie SA                                            35,359    2,530,669        0.0%
    Vranken-Pommery Monopole SA                                  81,248    2,306,216        0.0%
                                                                        ------------        ---
TOTAL FRANCE                                                             599,419,516        4.7%
                                                                        ------------        ---
GERMANY -- (6.6%)
    Aareal Bank AG                                            1,784,257   63,519,777        0.5%
    Adler Modemaerkte AG                                          4,643       44,125        0.0%
*   ADVA Optical Networking SE                                  653,446    6,973,058        0.1%
    Allgeier SE                                                  46,148      836,571        0.0%
*   AS Creation Tapeten                                          21,297      734,757        0.0%
    Aurubis AG                                                1,319,350   71,701,614        0.6%
    Bauer AG                                                    287,833    4,705,789        0.0%
#   BayWa AG                                                    291,103   10,176,577        0.1%
    Bechtle AG                                                   39,114    4,090,731        0.0%
    Bijou Brigitte AG                                             8,187      528,481        0.0%
#   Bilfinger SE                                                854,798   37,314,001        0.3%
#   Biotest AG                                                  139,092    2,659,521        0.0%
    Borussia Dortmund GmbH & Co. KGaA                           625,104    2,810,071        0.0%
    CENTROTEC Sustainable AG                                    141,427    2,342,222        0.0%
#   Clere AG                                                     45,494    1,387,220        0.0%
    Comdirect Bank AG                                           208,891    2,379,320        0.0%
*   CropEnergies AG                                             111,948      552,206        0.0%
    Data Modul AG                                                21,442      987,347        0.0%
#*  DEAG Deutsche Entertainment AG                              168,435      749,232        0.0%
    Deutsche Beteiligungs AG                                     39,509    1,169,136        0.0%
    Deutsche Lufthansa AG                                       391,791    6,100,125        0.1%
    Deutz AG                                                  2,106,790   10,769,862        0.1%
    DMG Mori AG                                               1,252,749   60,056,008        0.5%
    Dr Hoenle AG                                                  6,835      180,354        0.0%
    Draegerwerk AG & Co. KGaA                                    32,455    1,975,307        0.0%
    Eckert & Ziegler AG                                          51,025    1,132,379        0.0%
    Elmos Semiconductor AG                                      268,668    3,372,777        0.0%
    ElringKlinger AG                                            133,959    3,288,541        0.0%
*   Euromicron AG                                                62,431      565,761        0.0%
*   First Sensor AG                                              13,946      169,427        0.0%
#   Fraport AG Frankfurt Airport Services Worldwide             345,269   20,931,137        0.2%
    Freenet AG                                                  258,215    7,904,312        0.1%
#   Gerry Weber International AG                                 53,354      770,969        0.0%
#   Gesco AG                                                     22,226    1,857,062        0.0%
    GFK SE                                                       22,850      890,521        0.0%
    GFT Technologies SE                                         199,983    4,916,245        0.0%
    Grammer AG                                                  363,946   14,098,766        0.1%
*   H&R AG                                                      132,886    1,569,159        0.0%
    Hamburger Hafen und Logistik AG                             146,702    2,303,577        0.0%
#*  Heidelberger Druckmaschinen AG                            4,806,768   10,863,806        0.1%
    Hella KGaA Hueck & Co.                                       14,002      536,000        0.0%
    Hochtief AG                                                  82,753   10,631,460        0.1%
    Homag Group AG                                                9,516      391,596        0.0%
    Hornbach Baumarkt AG                                         53,031    1,644,995        0.0%
    Indus Holding AG                                            234,178   11,950,199        0.1%
    Isra Vision AG                                               79,029    5,608,794        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
GERMANY -- (Continued)
    Jenoptik AG                                               1,180,408 $ 18,465,930        0.2%
#   K+S AG                                                      351,570    8,775,283        0.1%
*   Kampa AG                                                     31,214        1,214        0.0%
#   Kloeckner & Co. SE                                        2,138,779   24,966,717        0.2%
*   Koenig & Bauer AG                                            82,409    3,088,556        0.0%
#*  Kontron AG                                                  701,760    2,318,525        0.0%
    KSB AG                                                        5,808    2,065,847        0.0%
    KWS Saat SE                                                  14,663    5,088,292        0.0%
    Lanxess AG                                                1,559,962   81,694,612        0.6%
    Leifheit AG                                                  47,542    3,051,320        0.0%
#   Leoni AG                                                    330,661   11,949,558        0.1%
#*  Manz AG                                                      27,756    1,168,129        0.0%
*   Mediclin AG                                                 688,070    4,137,403        0.0%
    MLP AG                                                      363,446    1,416,293        0.0%
*   Mosaic Software AG                                           12,800           --        0.0%
#   Nexus AG                                                    170,221    2,984,483        0.0%
*   Nordex SE                                                   302,146    8,502,800        0.1%
    Osram Licht AG                                            1,020,295   53,278,697        0.4%
*   Patrizia Immobilien AG                                      251,543    5,833,827        0.1%
    PNE Wind AG                                                 721,406    1,807,629        0.0%
    Progress-Werk Oberkirch AG                                    3,654      154,719        0.0%
#   Puma SE                                                       4,725    1,077,450        0.0%
#   QSC AG                                                    2,158,815    3,353,134        0.0%
    Rheinmetall AG                                            1,098,284   86,047,463        0.7%
    RHOEN-KLINIKUM AG                                           209,113    6,505,914        0.1%
#   RIB Software AG                                              52,299      553,254        0.0%
*   Rohwedder AG                                                 44,910           --        0.0%
#   SAF-Holland SA                                              476,691    5,627,413        0.1%
#   Salzgitter AG                                             1,341,069   45,458,158        0.4%
    SHW AG                                                       25,663      741,686        0.0%
#*  Singulus Technologies AG                                    856,390      180,044        0.0%
    Sixt SE                                                     269,365   15,622,570        0.1%
*   SKW Stahl-Metallurgie Holding AG                             28,723      157,837        0.0%
*   SMA Solar Technology AG                                      21,219    1,129,194        0.0%
    Software AG                                                 610,358   23,366,013        0.2%
    Stada Arzneimittel AG                                       473,948   20,151,382        0.2%
    Suedzucker AG                                             1,226,927   21,665,126        0.2%
#*  Suess MicroTec AG                                           278,295    2,961,584        0.0%
    Surteco SE                                                   20,822      531,319        0.0%
    TAG Immobilien AG                                           289,998    3,855,938        0.0%
    Technotrans AG                                               60,715    1,252,680        0.0%
#*  Tom Tailor Holding AG                                       186,140      951,893        0.0%
*   Tomorrow Focus AG                                            52,307      155,742        0.0%
#   VERBIO Vereinigte BioEnergie AG                             346,038    3,361,593        0.0%
#   VTG AG                                                      317,952    9,874,919        0.1%
#   Wacker Chemie AG                                            221,767   21,307,576        0.2%
    Wacker Neuson SE                                            638,242   10,811,608        0.1%
                                                                        ------------        ---
TOTAL GERMANY                                                            927,592,219        7.2%
                                                                        ------------        ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                          173,961           --        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
GREECE -- (Continued)
*   Atlantic Supermarkets SA                                      129,593 $        --        0.0%
*   Ergas SA                                                      104,948          --        0.0%
*   Etma Rayon SA                                                  39,176          --        0.0%
*   Michaniki SA                                                  986,718          --        0.0%
*   T Bank SA                                                   1,210,617          --        0.0%
*   Themeliodomi SA                                               140,360          --        0.0%
*   Tropea Holding SA                                               4,581       1,967        0.0%
                                                                          -----------        ---
TOTAL GREECE                                                                    1,967        0.0%
                                                                          -----------        ---
HONG KONG -- (2.7%)
    Alco Holdings, Ltd.                                           458,000     185,833        0.0%
    Allied Group, Ltd.                                          2,083,000  10,153,446        0.1%
#   Allied Properties HK, Ltd.                                 38,552,372   7,236,990        0.1%
    APT Satellite Holdings, Ltd.                                  513,625     407,603        0.0%
    Asia Financial Holdings, Ltd.                               4,380,106   2,307,654        0.0%
    Asia Standard Hotel Group, Ltd.                             2,311,359     306,169        0.0%
    Asia Standard International Group                           4,217,756     684,170        0.0%
    Associated International Hotels, Ltd.                       1,627,000   4,481,536        0.0%
*   Bel Global Resources Holdings, Ltd.                        16,756,000          --        0.0%
    Bonjour Holdings, Ltd.                                      1,004,000      41,288        0.0%
    CCT Fortis Holdings, Ltd.                                   4,246,000     539,523        0.0%
    Century City International Holdings, Ltd.                  29,995,300   1,833,925        0.0%
*   Champion Technology Holdings, Ltd.                        115,831,373   1,698,683        0.0%
    Chen Hsong Holdings                                         2,032,000     418,898        0.0%
    Cheuk Nang Holdings, Ltd.                                   4,348,865   2,998,879        0.0%
    Chevalier International Holdings, Ltd.                      2,778,858   4,375,927        0.0%
*   China Billion Resources, Ltd.                              32,353,568          --        0.0%
    China Flavors & Fragrances Co., Ltd.                        1,190,000     391,776        0.0%
    China Metal International Holdings, Inc.                       38,000      11,644        0.0%
    China Motor Bus Co., Ltd.                                      18,600     175,948        0.0%
*   China Star Entertainment, Ltd.                              3,770,000     344,254        0.0%
    Chinney Investments, Ltd.                                   1,336,000     304,081        0.0%
    Chow Sang Sang Holdings International, Ltd.                    39,000      63,242        0.0%
    Chuang's China Investments, Ltd.                           30,854,415   1,309,514        0.0%
    Chuang's Consortium International, Ltd.                    23,813,520   3,093,188        0.0%
    CNT Group, Ltd.                                             1,680,000      77,709        0.0%
*   CP Lotus Corp.                                              1,770,000      35,094        0.0%
    CSI Properties, Ltd.                                      116,335,476   3,533,588        0.0%
*   CST Mining Group, Ltd.                                     67,528,000   1,093,216        0.0%
    Dah Sing Banking Group, Ltd.                                5,689,088  10,150,612        0.1%
    Dah Sing Financial Holdings, Ltd.                           3,142,556  21,475,533        0.2%
    Dan Form Holdings Co., Ltd.                                15,211,896   2,955,513        0.0%
    Dickson Concepts International, Ltd.                          336,500      94,493        0.0%
    Eagle Nice International Holdings, Ltd.                       678,000     176,239        0.0%
    EcoGreen International Group, Ltd.                          1,093,200     238,009        0.0%
    Emperor Capital Group, Ltd.                                 9,414,000     833,176        0.0%
    Emperor Entertainment Hotel, Ltd.                           3,810,000   1,179,707        0.0%
#   Emperor International Holdings, Ltd.                       35,910,333   7,206,691        0.1%
    Emperor Watch & Jewellery, Ltd.                            46,490,000   1,063,824        0.0%
*   EPI Holdings, Ltd.                                         17,513,569     382,292        0.0%
#*  Esprit Holdings, Ltd.                                       3,260,100   2,852,166        0.0%
*   eSun Holdings, Ltd.                                        17,130,400   1,232,970        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
HONG KONG -- (Continued)
*   Eternity Investment, Ltd.                                   6,680,000 $   149,973        0.0%
*   Ezcom Holdings, Ltd.                                           67,280          --        0.0%
#   Far East Consortium International, Ltd.                    24,369,382   8,119,724        0.1%
    FIH Mobile, Ltd.                                           10,465,000   4,494,214        0.1%
    First Pacific Co., Ltd.                                    11,710,000   7,415,442        0.1%
    First Shanghai Investments, Ltd.                            7,952,000   1,283,834        0.0%
    Fountain SET Holdings, Ltd.                                19,008,000   2,271,237        0.0%
    Future Bright Holdings, Ltd.                                1,974,000     225,496        0.0%
#   G-Resources Group, Ltd.                                   361,494,000   8,304,962        0.1%
#*  Get Nice Financial Group, Ltd.                              3,865,324     568,071        0.0%
#   Get Nice Holdings, Ltd.                                   154,612,999   5,562,771        0.1%
*   Global Brands Group Holding, Ltd.                          53,198,000   6,289,659        0.1%
    Glorious Sun Enterprises, Ltd.                                208,000      26,502        0.0%
    Gold Peak Industries Holdings, Ltd.                         7,973,907     934,243        0.0%
    Golden Resources Development International, Ltd.           12,119,000     655,650        0.0%
*   Grande Holdings, Ltd. (The)                                 3,082,000      30,594        0.0%
    Great Eagle Holdings, Ltd.                                  3,333,623  13,503,546        0.1%
    Guangnan Holdings, Ltd.                                     6,950,000     812,364        0.0%
    Guoco Group, Ltd.                                              22,000     242,234        0.0%
    Haitong International Securities Group, Ltd.                8,356,000   4,809,159        0.1%
#*  Hang Fung Gold Technology, Ltd.                               118,000          --        0.0%
    Hanison Construction Holdings, Ltd.                         6,342,724   1,058,736        0.0%
*   Hao Tian Development Group, Ltd.                            1,238,600      73,143        0.0%
    Harbour Centre Development, Ltd.                            2,218,000   3,755,419        0.0%
    High Fashion International, Ltd.                              996,000     266,249        0.0%
    HKR International, Ltd.                                    17,838,398   7,318,317        0.1%
    Hon Kwok Land Investment Co., Ltd.                          7,178,935   2,726,423        0.0%
*   Hong Fok Land, Ltd.                                         4,248,000          --        0.0%
    Hong Kong Ferry Holdings Co., Ltd.                          2,170,000   2,477,326        0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                    882,000      88,541        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                      1,829,431   2,180,082        0.0%
    Hongkong Chinese, Ltd.                                     23,445,100   4,884,777        0.1%
    Hopewell Holdings, Ltd.                                     4,804,000  16,180,902        0.1%
    Hsin Chong Construction Group, Ltd.                           800,000      83,539        0.0%
#   Hsin Chong Group Holding, Ltd.                             14,324,000   1,495,757        0.0%
*   Hua Hong Semiconductor, Ltd.                                1,182,000   1,188,889        0.0%
    Hung Hing Printing Group, Ltd.                              8,007,275     995,444        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       3,952,000   1,387,565        0.0%
*   International Standard Resources Holdings, Ltd.            44,502,500     827,389        0.0%
    IPE Group, Ltd.                                            12,060,000   2,590,522        0.0%
    ITC Properties Group, Ltd.                                  1,075,615     438,920        0.0%
*   Jinchang Pharmaceutical Holdings, Ltd.                        507,600          --        0.0%
*   Jinhui Holdings Co., Ltd.                                     867,000     104,715        0.0%
#   K Wah International Holdings, Ltd.                         16,839,059   8,135,430        0.1%
*   Kantone Holdings, Ltd.                                      2,294,055     221,716        0.0%
    Keck Seng Investments                                       2,836,000   2,301,770        0.0%
#*  Kingston Financial Group, Ltd.                             13,911,424   5,180,271        0.1%
    Kowloon Development Co., Ltd.                              10,290,277   9,888,588        0.1%
    Kwoon Chung Bus Holdings, Ltd.                                176,000      94,057        0.0%
    Lai Sun Development Co., Ltd.                             342,996,666   5,113,268        0.1%
    Lai Sun Garment International, Ltd.                        40,013,669   4,949,410        0.1%
    Lam Soon Hong Kong, Ltd.                                      139,250     114,861        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
HONG KONG -- (Continued)
*   Lerado Financial Group Co., Ltd.                          15,592,000 $   259,300        0.0%
    Lippo China Resources, Ltd.                                4,318,000     141,771        0.0%
    Lippo, Ltd.                                                4,693,500   2,921,386        0.0%
    Liu Chong Hing Investment, Ltd.                            4,036,000   4,549,988        0.1%
*   Louis XIII Holdings, Ltd.                                    415,500     160,584        0.0%
    Luen Thai Holdings, Ltd.                                     996,000     164,064        0.0%
    Luks Group Vietnam Holdings Co., Ltd.                      1,034,642     361,882        0.0%
    Lung Kee Bermuda Holdings                                    168,000      47,154        0.0%
*   Macau Legend Development, Ltd.                               722,000      98,395        0.0%
    Magnificent Hotel Investment, Ltd.                        38,616,600     954,176        0.0%
    Man Yue Technology Holdings, Ltd.                              5,000         578        0.0%
#*  Mason Financial Holdings, Ltd.                            20,120,000     814,765        0.0%
    Ming Fai International Holdings, Ltd.                      1,659,000     190,098        0.0%
#   Miramar Hotel & Investment                                 1,719,000   3,155,169        0.0%
*   Mongolian Mining Corp.                                    19,201,750     168,028        0.0%
    Nanyang Holdings, Ltd.                                        98,850     518,280        0.0%
    National Electronic Hldgs                                  5,557,648     630,044        0.0%
*   Neo-Neon Holdings, Ltd.                                    7,012,000     955,522        0.0%
*   Neptune Group, Ltd.                                       53,584,611     310,141        0.0%
#   Newocean Energy Holdings, Ltd.                             7,512,000   2,566,222        0.0%
    Next Digital, Ltd.                                         3,610,000     202,446        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.    18,915,000   1,240,905        0.0%
    Orient Overseas International, Ltd.                        3,720,000  14,138,207        0.1%
*   Orient Power Holdings, Ltd.                                2,182,573          --        0.0%
    Oriental Watch Holdings                                    1,504,000     181,882        0.0%
*   Pacific Andes International Holdings, Ltd.                88,958,890   1,255,785        0.0%
#*  Pacific Basin Shipping, Ltd.                              42,965,000   7,239,638        0.1%
    Paliburg Holdings, Ltd.                                   11,357,041   3,374,872        0.0%
    Playmates Holdings, Ltd.                                   3,115,700   3,970,534        0.0%
    Pokfulam Development Co.                                     260,000     405,241        0.0%
    Polytec Asset Holdings, Ltd.                              43,024,190   3,716,025        0.0%
    Public Financial Holdings, Ltd.                            1,122,444     513,050        0.0%
    PYI Corp., Ltd.                                           72,460,086   1,630,536        0.0%
#   Regal Hotels International Holdings, Ltd.                  9,080,623   4,377,267        0.0%
    Rivera Holdings, Ltd.                                      4,267,468     247,171        0.0%
#   SEA Holdings, Ltd.                                         1,939,000   6,250,133        0.1%
    Shangri-La Asia, Ltd.                                      2,294,000   2,805,405        0.0%
*   Shun Ho Technology Holdings, Ltd.                            363,173     121,674        0.0%
    Shun Tak Holdings, Ltd.                                   51,554,546  17,148,750        0.1%
    Sing Tao News Corp., Ltd.                                    318,000      43,410        0.0%
    Singamas Container Holdings, Ltd.                         20,970,000   2,238,872        0.0%
*   SOCAM Development, Ltd.                                    3,470,120   1,723,221        0.0%
#   Soundwill Holdings, Ltd.                                   1,182,500   1,548,913        0.0%
*   South China Assets Holdings, Ltd.                          9,215,066     188,766        0.0%
*   South China Holdings Co., Ltd.                            20,586,432   1,531,486        0.0%
    Sun Hung Kai & Co., Ltd.                                   9,435,688   5,520,958        0.1%
    TAI Cheung Holdings, Ltd.                                  4,339,000   3,319,353        0.0%
#   Tan Chong International, Ltd.                              3,879,000   1,303,956        0.0%
    Tao Heung Holdings, Ltd.                                      43,000      11,075        0.0%
    Tern Properties Co., Ltd.                                    168,000      83,850        0.0%
#   Tian Teck Land, Ltd.                                         766,000     846,695        0.0%
    Transport International Holdings, Ltd.                       357,200     973,050        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
HONG KONG -- (Continued)
#   Trinity, Ltd.                                             11,228,000 $  1,168,541        0.0%
*   TSC Group Holdings, Ltd.                                   2,735,000      411,845        0.0%
#*  United Laboratories International Holdings, Ltd. (The)     8,642,000    3,591,990        0.0%
#*  United Photovoltaics Group, Ltd.                           4,406,000      379,069        0.0%
    Upbest Group, Ltd.                                         2,468,000      705,927        0.0%
    Vantage International Holdings, Ltd.                       1,606,000      124,017        0.0%
    Varitronix International, Ltd.                             1,897,000    1,513,980        0.0%
    Vedan International Holdings, Ltd.                         4,352,000      352,505        0.0%
    Victory City International Holdings, Ltd.                 37,804,250    2,620,219        0.0%
#   VST Holdings, Ltd.                                         5,614,000    1,283,904        0.0%
    Wang On Group, Ltd.                                       46,340,000      595,898        0.0%
    Win Hanverky Holdings, Ltd.                                1,144,000      216,010        0.0%
*   Winfull Group Holdings, Ltd.                              26,464,000      628,532        0.0%
    Wing On Co. International, Ltd.                            2,661,500    7,773,279        0.1%
#   Wing Tai Properties, Ltd.                                  2,022,749    1,226,473        0.0%
    Wong's International Holdings, Ltd.                           70,000       24,650        0.0%
*   Xingye Copper International Group, Ltd.                    1,203,000      139,056        0.0%
    Yau Lee Holdings, Ltd.                                     1,409,750      227,988        0.0%
                                                                         ------------        ---
TOTAL HONG KONG                                                           379,871,260        2.9%
                                                                         ------------        ---
IRELAND -- (0.4%)
    C&C Group P.L.C.                                           2,496,528   11,243,261        0.1%
*   FBD Holdings P.L.C.                                           76,722      560,682        0.0%
    IFG Group P.L.C.                                              26,959       64,202        0.0%
    Kingspan Group P.L.C.                                        224,891    5,926,751        0.0%
    Smurfit Kappa Group P.L.C.                                 1,403,675   37,258,397        0.3%
                                                                         ------------        ---
TOTAL IRELAND                                                              55,053,293        0.4%
                                                                         ------------        ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                            2,091,878      886,559        0.0%
    Alrov Properties and Lodgings, Ltd.                           39,801      882,853        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                    441,801    5,455,253        0.1%
    Delta-Galil Industries, Ltd.                                  41,830    1,151,082        0.0%
    Direct Insurance Financial Investments, Ltd.                  83,174      636,848        0.0%
#   El Al Israel Airlines                                      1,433,904    1,173,072        0.0%
*   Elron Electronic Industries, Ltd.                            181,661      820,999        0.0%
*   Equital, Ltd.                                                  2,082       35,723        0.0%
    First International Bank Of Israel, Ltd.                     733,990    9,298,974        0.1%
    Formula Systems 1985, Ltd.                                   137,569    4,409,420        0.0%
*   Gilat Satellite Networks, Ltd.                                51,531      225,749        0.0%
*   Hadera Paper, Ltd.                                             5,796      165,124        0.0%
#   Harel Insurance Investments & Financial Services, Ltd.     2,694,665   10,596,100        0.1%
*   Israel Discount Bank, Ltd. Class A                        12,710,959   21,213,886        0.2%
    Israel Land Development Co., Ltd. (The)                       31,023      188,197        0.0%
*   Jerusalem Oil Exploration                                    196,449    8,229,551        0.1%
*   Kenon Holdings, Ltd.                                          30,772      274,047        0.0%
    Magic Software Enterprises, Ltd.                               2,039       13,514        0.0%
    Meitav DS Investments, Ltd.                                   10,434       30,183        0.0%
*   Menora Mivtachim Holdings, Ltd.                              383,876    3,345,003        0.0%
#   Migdal Insurance & Financial Holding, Ltd.                 2,740,625    2,011,842        0.0%
    Neto ME Holdings, Ltd.                                         1,493      117,133        0.0%
#*  Oil Refineries, Ltd.                                      11,562,282    4,202,956        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                SHARES      VALUE++     ASSETS**
                                                              ----------- ------------ ----------
ISRAEL -- (Continued)
*   Phoenix Holdings, Ltd. (The)                                  945,783 $  2,444,757        0.0%
#   Shikun & Binui, Ltd.                                          451,010      862,157        0.0%
*   Summit Real Estate Holdings, Ltd.                              95,165      504,517        0.0%
*   Union Bank of Israel                                          509,996    1,866,094        0.0%
                                                                          ------------        ---
TOTAL ISRAEL                                                                81,041,593        0.6%
                                                                          ------------        ---
ITALY -- (3.8%)
*   Aeffe SpA                                                      28,214       36,237        0.0%
    Alerion Cleanpower SpA                                         66,344      147,592        0.0%
*   Arnoldo Mondadori Editore SpA                                 327,122      373,695        0.0%
#   Astaldi SpA                                                   172,858      848,564        0.0%
#*  Banca Carige SpA                                            2,367,985    1,942,638        0.0%
    Banca Finnat Euramerica SpA                                   195,234       90,012        0.0%
#*  Banca Monte dei Paschi di Siena SpA                         6,119,584    4,960,602        0.1%
    Banca Popolare dell'Emilia Romagna SC                      13,881,994   81,398,005        0.6%
#*  Banca Popolare dell'Etruria e del Lazio SC                    247,694           --        0.0%
    Banca Popolare di Milano Scarl                            138,471,503  105,380,530        0.8%
#   Banca Popolare di Sondrio SCARL                             5,893,811   22,044,927        0.2%
    Banca Profilo SpA                                              93,161       24,183        0.0%
#   Banco di Desio e della Brianza SpA                            274,364      773,720        0.0%
#   Banco Popolare SC                                           4,755,632   33,673,751        0.3%
    Buzzi Unicem SpA                                            1,317,911   25,033,126        0.2%
*   Caltagirone Editore SpA                                       522,027      526,726        0.0%
    Cementir Holding SpA                                        1,932,319   10,201,450        0.1%
*   CIR-Compagnie Industriali Riunite SpA                       9,103,883   11,353,834        0.1%
    Credito Emiliano SpA                                          568,985    4,116,589        0.0%
*   Credito Valtellinese SC                                    22,306,811   17,466,599        0.1%
#*  d'Amico International Shipping SA                           5,437,152    2,767,561        0.0%
    Danieli & C Officine Meccaniche SpA                           156,729    3,440,207        0.0%
    De' Longhi SpA                                                629,279   14,527,451        0.1%
    DeA Capital SpA                                               607,159      908,006        0.0%
    El.En. SpA                                                     11,559      571,879        0.0%
    ERG SpA                                                       910,156   11,865,775        0.1%
#*  Eurotech SpA                                                  861,546    1,462,794        0.0%
    Falck Renewables SpA                                        3,303,015    3,673,035        0.0%
*   Fincantieri SpA                                               563,992      232,877        0.0%
#   FNM SpA                                                     2,270,206    1,236,837        0.0%
*   Gruppo Editoriale L'Espresso SpA                            1,439,920    1,542,390        0.0%
#*  IMMSI SpA                                                   3,712,638    1,856,272        0.0%
*   Intek Group SpA                                             4,422,190    1,154,710        0.0%
#   Italcementi SpA                                             3,958,034   46,967,470        0.4%
    Italmobiliare SpA                                             182,111    7,934,704        0.1%
*   Reno de Medici SpA                                          2,137,567      863,780        0.0%
#*  Retelit SpA                                                 2,203,594    1,643,276        0.0%
#*  Safilo Group SpA                                              620,273    5,481,220        0.1%
#*  Saipem SpA                                                 36,951,846   17,755,524        0.2%
*   Snia SpA                                                      271,793           --        0.0%
    Societa Cattolica di Assicurazioni SCRL                     2,351,601   16,370,740        0.1%
    Societa Iniziative Autostradali e Servizi SpA                  47,671      498,602        0.0%
    SOL SpA                                                        61,384      541,630        0.0%
    Trevi Finanziaria Industriale SpA                             821,986    1,328,043        0.0%
    Unione di Banche Italiane SpA                                 242,551    1,030,987        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
ITALY -- (Continued)
    Unipol Gruppo Finanziario SpA                             12,426,970 $ 53,353,095        0.4%
    UnipolSai SpA                                              5,912,284   13,835,042        0.1%
    Vittoria Assicurazioni SpA                                    12,444      126,768        0.0%
                                                                         ------------        ---
TOTAL ITALY                                                               533,363,455        4.1%
                                                                         ------------        ---
JAPAN -- (21.9%)
    77 Bank, Ltd. (The)                                          711,000    2,494,446        0.0%
    A&D Co., Ltd.                                                268,000      956,055        0.0%
    Achilles Corp.                                             2,997,000    3,828,781        0.0%
    ADEKA Corp.                                                  427,400    5,993,791        0.1%
#   Aderans Co., Ltd.                                            323,100    1,624,463        0.0%
#   Agro-Kanesho Co., Ltd.                                        83,300      759,298        0.0%
    Ahresty Corp.                                                597,600    3,900,694        0.0%
    Aichi Bank, Ltd. (The)                                       161,600    7,353,799        0.1%
    Aichi Corp.                                                  135,700    1,022,600        0.0%
    Aichi Steel Corp.                                          2,687,000   11,387,190        0.1%
    Aichi Tokei Denki Co., Ltd.                                   48,000      135,869        0.0%
    Aida Engineering, Ltd.                                       141,807    1,293,754        0.0%
*   Aigan Co., Ltd.                                              264,800      529,868        0.0%
    Aiphone Co., Ltd.                                              7,200      115,108        0.0%
    Airport Facilities Co., Ltd.                                 556,900    2,466,421        0.0%
    Aisan Industry Co., Ltd.                                     566,330    4,193,531        0.0%
    Aisin Seiki Co., Ltd.                                         38,918    1,512,346        0.0%
#*  Akebono Brake Industry Co., Ltd.                             131,600      339,610        0.0%
    Akita Bank, Ltd. (The)                                     4,434,000   11,843,889        0.1%
    Albis Co., Ltd.                                                4,400       83,673        0.0%
#   Alconix Corp.                                                168,800    2,438,098        0.0%
#   Alpen Co., Ltd.                                              489,600    8,355,113        0.1%
    Alpha Corp.                                                   31,700      291,861        0.0%
    Alpha Systems, Inc.                                           26,760      427,790        0.0%
    Alpine Electronics, Inc.                                     519,600    6,395,386        0.1%
    Alps Logistics Co., Ltd.                                     106,100      556,594        0.0%
    AOI Electronics Co., Ltd.                                     17,100      331,666        0.0%
#   AOKI Holdings, Inc.                                          199,722    2,317,474        0.0%
    Aomori Bank, Ltd. (The)                                    1,688,000    5,170,476        0.1%
    Aoyama Trading Co., Ltd.                                     829,799   30,938,697        0.3%
    Arakawa Chemical Industries, Ltd.                            409,400    3,475,714        0.0%
    Arata Corp.                                                   13,100      296,365        0.0%
    Araya Industrial Co., Ltd.                                   980,000    1,102,293        0.0%
    Arcland Sakamoto Co., Ltd.                                    97,000    1,007,165        0.0%
#   Arisawa Manufacturing Co., Ltd.                              684,582    3,502,642        0.0%
    Asahi Broadcasting Corp.                                      42,600      259,254        0.0%
    Asahi Kogyosha Co., Ltd.                                     506,000    2,138,803        0.0%
#   ASAHI YUKIZAI Corp.                                        1,740,000    3,283,568        0.0%
    Asanuma Corp.                                                 82,000      188,098        0.0%
    Ashikaga Holdings Co., Ltd.                                1,373,600    4,041,586        0.0%
#   Ashimori Industry Co., Ltd.                                1,117,000    1,556,297        0.0%
    Asia Pile Holdings Corp.                                      30,000      111,961        0.0%
    ASKA Pharmaceutical Co., Ltd.                                380,400    4,827,964        0.1%
    Asunaro Aoki Construction Co., Ltd.                          583,700    3,588,887        0.0%
    Atsugi Co., Ltd.                                           3,195,000    3,401,534        0.0%
    Awa Bank, Ltd. (The)                                       1,628,600    8,282,269        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Axell Corp.                                                   1,400 $    10,862        0.0%
    Bando Chemical Industries, Ltd.                             475,000   2,315,098        0.0%
#   Bank of Iwate, Ltd. (The)                                   355,000  13,403,107        0.1%
#   Bank of Kochi, Ltd. (The)                                   482,000     497,947        0.0%
#   Bank of Nagoya, Ltd. (The)                                2,583,706   8,568,550        0.1%
    Bank of Okinawa, Ltd. (The)                                 225,450   7,442,005        0.1%
    Bank of Saga, Ltd. (The)                                  3,022,000   6,114,007        0.1%
    Bank of the Ryukyus, Ltd.                                   927,400  10,709,527        0.1%
    Belluna Co., Ltd.                                         1,202,424   6,045,484        0.1%
#   Best Denki Co., Ltd.                                        531,400     569,657        0.0%
#   Carlit Holdings Co., Ltd.                                   161,700     714,202        0.0%
    Cawachi, Ltd.                                               455,000  10,656,868        0.1%
    Central Glass Co., Ltd.                                   4,849,000  27,031,886        0.2%
    Central Security Patrols Co., Ltd.                           12,100     247,620        0.0%
    Chiba Kogyo Bank, Ltd. (The)                                827,200   3,631,017        0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                   300       2,244        0.0%
    Chino Corp.                                                   8,500      78,547        0.0%
    Chiyoda Integre Co., Ltd.                                    54,700   1,093,681        0.0%
#   Chofu Seisakusho Co., Ltd.                                  128,500   2,971,852        0.0%
    Chubu Shiryo Co., Ltd.                                      431,700   3,226,608        0.0%
    Chudenko Corp.                                              245,460   4,829,934        0.1%
#   Chuetsu Pulp & Paper Co., Ltd.                            2,761,000   5,072,903        0.1%
    Chugoku Bank, Ltd. (The)                                      9,700     100,273        0.0%
    Chugoku Marine Paints, Ltd.                               1,203,000   8,522,331        0.1%
    Chukyo Bank, Ltd. (The)                                   1,586,000   3,278,573        0.0%
    Chuo Gyorui Co., Ltd.                                       606,000   1,484,209        0.0%
    Chuo Spring Co., Ltd.                                       913,000   2,496,280        0.0%
#   Citizen Holdings Co., Ltd.                                  380,900   2,148,503        0.0%
    Cleanup Corp.                                               625,600   4,040,044        0.0%
#*  CMK Corp.                                                 1,288,800   4,823,570        0.1%
    Coca-Cola East Japan Co., Ltd.                               82,604   1,513,380        0.0%
    Coca-Cola West Co., Ltd.                                    476,700  12,921,662        0.1%
    Computer Engineering & Consulting, Ltd.                     251,300   3,641,703        0.0%
*   Concordia Financial Group, Ltd.                           1,805,857   8,696,627        0.1%
    Corona Corp.                                                316,500   3,098,245        0.0%
    Cosmo Energy Holdings Co., Ltd.                             617,100   7,830,114        0.1%
#*  Cross Plus, Inc.                                             45,100     253,669        0.0%
    CTI Engineering Co., Ltd.                                   347,200   3,113,574        0.0%
    Dai Nippon Toryo Co., Ltd.                                   45,000      78,687        0.0%
    Dai-Dan Co., Ltd.                                           621,000   4,402,247        0.0%
#   Dai-ichi Seiko Co., Ltd.                                    283,700   3,138,125        0.0%
    Daibiru Corp.                                               407,600   3,556,803        0.0%
    Daido Kogyo Co., Ltd.                                       752,447   1,302,337        0.0%
    Daido Metal Co., Ltd.                                         9,400      69,059        0.0%
    Daido Steel Co., Ltd.                                     2,707,000   9,146,511        0.1%
#   Daihatsu Diesel Manufacturing Co., Ltd.                     216,000   1,170,900        0.0%
    Daiichi Jitsugyo Co., Ltd.                                  304,000   1,382,114        0.0%
#   Daiki Aluminium Industry Co., Ltd.                          762,000   1,924,560        0.0%
#   Daikoku Denki Co., Ltd.                                     112,600   1,353,275        0.0%
    Dainichi Co., Ltd.                                          241,000   1,338,353        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     606,000   2,500,709        0.0%
#   Daisan Bank, Ltd. (The)                                   1,691,000   2,406,536        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
#   Daishi Bank, Ltd. (The)                                   6,059,932 $21,005,871        0.2%
#*  Daishinku Corp.                                             766,000   1,702,230        0.0%
#   Daito Bank, Ltd. (The)                                    3,580,000   5,727,364        0.1%
    Daito Electron Co., Ltd.                                     18,300     114,316        0.0%
    Daiwa Industries, Ltd.                                      257,200   2,204,699        0.0%
    Daiwabo Holdings Co., Ltd.                                4,414,000   8,681,738        0.1%
    DC Co., Ltd.                                                444,400   1,358,273        0.0%
#   DCM Holdings Co., Ltd.                                    1,962,300  14,835,105        0.1%
#   Denki Kogyo Co., Ltd.                                        61,000     272,317        0.0%
    Denyo Co., Ltd.                                             193,100   2,071,435        0.0%
#   DKS Co., Ltd.                                             1,372,000   4,273,202        0.0%
#   DMW Corp.                                                    54,400     924,994        0.0%
    DSB Co., Ltd.                                               130,000     885,752        0.0%
#   Dunlop Sports Co., Ltd.                                      43,000     392,506        0.0%
    Dynic Corp.                                                 141,000     195,837        0.0%
    Ebara Jitsugyo Co., Ltd.                                      6,800      79,041        0.0%
#   EDION Corp.                                               2,613,900  21,149,629        0.2%
#   Ehime Bank, Ltd. (The)                                    2,995,000   6,215,743        0.1%
    Eidai Co., Ltd.                                             453,000   1,720,955        0.0%
    Eighteenth Bank, Ltd. (The)                               4,037,000   9,530,694        0.1%
    Eizo Corp.                                                  263,500   6,581,130        0.1%
    Endo Lighting Corp.                                         166,900   1,432,887        0.0%
    ESPEC Corp.                                                 370,500   4,954,914        0.1%
#   Excel Co., Ltd.                                             246,300   3,149,181        0.0%
#   Exedy Corp.                                                  75,600   1,764,537        0.0%
#   F-Tech, Inc.                                                121,300   1,146,905        0.0%
    Faith, Inc.                                                  15,260     186,855        0.0%
    FCC Co., Ltd.                                                23,400     391,153        0.0%
#   Ferrotec Corp.                                              706,000   6,865,136        0.1%
    FIDEA Holdings Co., Ltd.                                  2,734,100   4,306,765        0.0%
    Fields Corp.                                                  6,600      98,260        0.0%
    Fine Sinter Co., Ltd.                                        75,000     246,718        0.0%
    FJ Next Co., Ltd.                                            25,200     117,663        0.0%
    Foster Electric Co., Ltd.                                    67,200   1,398,273        0.0%
    Fuji Corp., Ltd.                                              3,800      23,980        0.0%
    Fuji Kiko Co., Ltd.                                           2,800      11,123        0.0%
    Fuji Machine Manufacturing Co., Ltd.                         49,400     507,308        0.0%
*   Fuji Oil Co., Ltd.                                          439,000   1,357,549        0.0%
    Fuji Soft, Inc.                                             148,400   3,365,792        0.0%
    Fujicco Co., Ltd.                                           249,400   5,312,312        0.1%
    Fujikura Kasei Co., Ltd.                                    382,700   1,724,046        0.0%
#   Fujikura Rubber, Ltd.                                       173,400     699,622        0.0%
#   Fujikura, Ltd.                                            7,254,000  35,162,024        0.3%
#   Fujishoji Co., Ltd.                                          47,900     441,702        0.0%
    Fujitsu Frontech, Ltd.                                      368,500   3,364,755        0.0%
    FuKoKu Co., Ltd.                                            129,300   1,031,979        0.0%
    Fukuda Corp.                                                417,000   4,562,050        0.1%
    Fukui Bank, Ltd. (The)                                    1,378,000   2,646,736        0.0%
#   Fukushima Bank, Ltd. (The)                                3,794,000   3,199,080        0.0%
#   Fukuyama Transporting Co., Ltd.                           2,493,000  12,770,962        0.1%
    Furukawa Electric Co., Ltd.                               4,918,000  12,040,861        0.1%
#   Furuno Electric Co., Ltd.                                   462,600   2,611,871        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Furusato Industries, Ltd.                                   137,900 $ 2,079,045        0.0%
#   Fuso Pharmaceutical Industries, Ltd.                         83,000     199,354        0.0%
    Futaba Corp.                                                370,900   5,630,008        0.1%
#   Futaba Industrial Co., Ltd.                                 741,400   3,431,661        0.0%
    Fuyo General Lease Co., Ltd.                                 74,400   3,124,272        0.0%
    G-Tekt Corp.                                                339,600   3,562,982        0.0%
    Gakken Holdings Co., Ltd.                                   833,000   1,880,856        0.0%
    Gecoss Corp.                                                298,000   3,037,337        0.0%
    Geo Holdings Corp.                                          130,700   2,158,494        0.0%
    GLOBERIDE, Inc.                                               1,700      21,248        0.0%
    Godo Steel, Ltd.                                          4,360,000   7,928,003        0.1%
    Goldcrest Co., Ltd.                                         211,350   3,026,268        0.0%
    Gourmet Kineya Co., Ltd.                                     45,000     416,750        0.0%
    Grandy House Corp.                                           47,100     143,329        0.0%
#   GSI Creos Corp.                                             615,000     644,769        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                        1,157,000   3,217,827        0.0%
    Gunma Bank, Ltd. (The)                                      681,000   2,696,293        0.0%
#   Gunze, Ltd.                                               5,378,000  15,028,448        0.1%
#   H-One Co., Ltd.                                             147,500     713,929        0.0%
    H2O Retailing Corp.                                         177,539   2,913,220        0.0%
    Hagihara Industries, Inc.                                    49,600   1,170,531        0.0%
    Hagiwara Electric Co., Ltd.                                  17,900     313,713        0.0%
    Hakuto Co., Ltd.                                            398,200   3,332,841        0.0%
    Hamakyorex Co., Ltd.                                          1,600      28,675        0.0%
    HANEDA ZENITH HOLDINGS Co., Ltd.                             21,900      37,193        0.0%
    Hanwa Co., Ltd.                                           3,680,000  16,446,103        0.1%
    Happinet Corp.                                                5,900      49,265        0.0%
    Harima Chemicals Group, Inc.                                376,100   1,731,509        0.0%
    Haruyama Trading Co., Ltd.                                  253,300   1,833,483        0.0%
    Heiwa Real Estate Co., Ltd.                                 878,400  10,888,569        0.1%
    Heiwado Co., Ltd.                                           217,124   4,451,386        0.0%
    HI-LEX Corp.                                                    500      12,897        0.0%
    Hibiya Engineering, Ltd.                                    541,000   7,527,916        0.1%
    Hirakawa Hewtech Corp.                                        3,500      27,061        0.0%
    Hitachi Koki Co., Ltd.                                      110,300     746,207        0.0%
    Hitachi Maxell, Ltd.                                         20,500     308,192        0.0%
    Hitachi Zosen Corp.                                         379,419   1,925,769        0.0%
#   Hodogaya Chemical Co., Ltd.                               1,430,000   2,904,291        0.0%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                       451,000   2,508,826        0.0%
    Hokkan Holdings, Ltd.                                     1,014,000   3,056,819        0.0%
#   Hokko Chemical Industry Co., Ltd.                           486,000   1,390,948        0.0%
    Hokkoku Bank, Ltd. (The)                                  5,706,159  16,130,907        0.1%
    Hokuetsu Bank, Ltd. (The)                                 4,069,000   6,982,892        0.1%
#   Hokuetsu Kishu Paper Co., Ltd.                            4,122,374  26,067,563        0.2%
    Hokuhoku Financial Group, Inc.                              997,000   1,255,264        0.0%
#   Hokuriku Electrical Construction Co., Ltd.                   64,000     468,262        0.0%
    Honeys Co., Ltd.                                            121,600   1,255,128        0.0%
#   Hoosiers Holdings                                           521,600   2,371,270        0.0%
    Hosiden Corp.                                               574,900   3,624,710        0.0%
    Hosokawa Micron Corp.                                       251,000   1,295,369        0.0%
    Howa Machinery, Ltd.                                         23,500     117,862        0.0%
    Hurxley Corp.                                                11,100     106,652        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Hyakugo Bank, Ltd. (The)                                  3,456,855 $12,743,273        0.1%
    Hyakujushi Bank, Ltd. (The)                               4,009,000  11,578,821        0.1%
    Ibiden Co., Ltd.                                            216,200   2,720,779        0.0%
    IBJ Leasing Co., Ltd.                                       109,000   1,876,587        0.0%
    Ichikawa Co., Ltd.                                          185,000     472,214        0.0%
    Ichikoh Industries, Ltd.                                     25,000      55,718        0.0%
#   Ihara Chemical Industry Co., Ltd.                           674,100   8,629,456        0.1%
    Iino Kaiun Kaisha, Ltd.                                     245,700     956,202        0.0%
    IJT Technology Holdings Co., Ltd.                           210,460     513,843        0.0%
#   Ikegami Tsushinki Co., Ltd.                                 656,000     799,035        0.0%
    Imagica Robot Holdings, Inc.                                 89,300     314,560        0.0%
#   Imasen Electric Industrial                                  293,899   2,586,213        0.0%
    Inaba Seisakusho Co., Ltd.                                    8,900     108,494        0.0%
    Inabata & Co., Ltd.                                       1,357,500  13,222,403        0.1%
    Ines Corp.                                                1,047,600  10,940,805        0.1%
    Information Services International-Dentsu, Ltd.              39,000     715,096        0.0%
    Innotech Corp.                                               80,100     314,562        0.0%
#   Inui Global Logistics Co., Ltd.                             144,485   1,159,657        0.0%
    Ise Chemicals Corp.                                          24,000     107,219        0.0%
#   Iseki & Co., Ltd.                                           939,000   1,998,284        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              7,109,000   4,886,716        0.1%
#   Ishizuka Glass Co., Ltd.                                    632,000   1,026,712        0.0%
    IT Holdings Corp.                                           186,600   4,409,669        0.0%
    Itochu Enex Co., Ltd.                                       851,500   6,971,218        0.1%
    Itochu-Shokuhin Co., Ltd.                                    24,800     944,612        0.0%
#*  Itoham Yonekyu Holdings, Inc.                               920,369   6,997,918        0.1%
    Itoki Corp.                                                 920,347   5,783,131        0.1%
#   IwaiCosmo Holdings, Inc.                                    333,200   3,106,160        0.0%
    Iwaki & Co., Ltd.                                           777,000   1,475,166        0.0%
    Iwasaki Electric Co., Ltd.                                1,919,000   3,273,150        0.0%
#*  Iwatsu Electric Co., Ltd.                                 1,571,000   1,029,016        0.0%
    Iyo Bank, Ltd. (The)                                         19,600     128,794        0.0%
*   Izutsuya Co., Ltd.                                          453,000     214,411        0.0%
#   J-Oil Mills, Inc.                                         2,155,000   6,946,019        0.1%
    Jaccs Co., Ltd.                                             370,000   1,458,199        0.0%
    Jafco Co., Ltd.                                             102,500   2,835,698        0.0%
*   Janome Sewing Machine Co., Ltd.                              18,400     100,124        0.0%
    Japan Asia Group, Ltd.                                       63,900     290,363        0.0%
    Japan Digital Laboratory Co., Ltd.                          559,500   7,568,476        0.1%
#*  Japan Display, Inc.                                       6,728,200  12,879,069        0.1%
#   Japan Drilling Co., Ltd.                                     52,800   1,197,108        0.0%
    Japan Foundation Engineering Co., Ltd.                      428,500   1,674,939        0.0%
#   Japan Medical Dynamic Marketing, Inc.                       300,200   1,853,445        0.0%
    Japan Oil Transportation Co., Ltd.                          561,000   1,197,560        0.0%
    Japan Pulp & Paper Co., Ltd.                              1,591,000   4,716,895        0.1%
#   Japan Radio Co., Ltd.                                       431,000   1,085,627        0.0%
    Japan Transcity Corp.                                     1,001,000   3,285,951        0.0%
    Japan Wool Textile Co., Ltd. (The)                           65,600     458,003        0.0%
    Jimoto Holdings, Inc.                                       559,400     742,390        0.0%
    JK Holdings Co., Ltd.                                       112,300     480,825        0.0%
#   JMS Co., Ltd.                                               759,000   2,026,400        0.0%
    Joshin Denki Co., Ltd.                                       31,000     245,993        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
#   Juroku Bank, Ltd. (The)                                   5,374,000 $15,865,763        0.1%
#   JVC Kenwood Corp.                                         3,309,900   8,226,126        0.1%
    K&O Energy Group, Inc.                                      302,100   3,550,766        0.0%
    Kaga Electronics Co., Ltd.                                  385,400   4,556,584        0.1%
    Kamei Corp.                                                 787,000   7,090,531        0.1%
    Kanaden Corp.                                               456,400   3,554,332        0.0%
#   Kandenko Co., Ltd.                                        1,747,000  12,422,541        0.1%
    Kaneko Seeds Co., Ltd.                                        8,900      87,396        0.0%
    Kanematsu Corp.                                           2,671,000   4,022,374        0.0%
    Kansai Urban Banking Corp.                                  146,200   1,386,346        0.0%
    Katakura & Co-op Agri Corp.                                 178,000     352,814        0.0%
#   Kato Works Co., Ltd.                                      1,554,872   5,950,858        0.1%
#   KAWADA TECHNOLOGIES, Inc.                                    93,200   2,840,460        0.0%
#   Kawasaki Kisen Kaisha, Ltd.                               9,475,000  20,202,764        0.2%
    Kawasumi Laboratories, Inc.                                 330,500   2,417,869        0.0%
    Keihanshin Building Co., Ltd.                               597,100   3,233,258        0.0%
    Keihin Co., Ltd.                                            499,000     616,877        0.0%
    Keihin Corp.                                                739,600  10,746,279        0.1%
    Keiyo Bank, Ltd. (The)                                    3,483,000  12,731,980        0.1%
*   KI Holdings Co., Ltd.                                        73,000     208,327        0.0%
    Kimoto Co., Ltd.                                            139,600     218,325        0.0%
    Kimura Unity Co., Ltd.                                        8,500      82,204        0.0%
#   Kinki Sharyo Co., Ltd.                                       96,000     275,005        0.0%
    Kintetsu World Express, Inc.                                 46,600     609,718        0.0%
    Kita-Nippon Bank, Ltd. (The)                                184,100   4,667,754        0.1%
    Kitagawa Iron Works Co., Ltd.                             1,696,000   3,024,367        0.0%
    Kitano Construction Corp.                                   801,000   1,923,575        0.0%
    Kito Corp.                                                   11,300      77,891        0.0%
    Kitz Corp.                                                  750,300   3,041,321        0.0%
    Kiyo Bank, Ltd. (The)                                       342,900   4,116,847        0.0%
#   Koa Corp.                                                   525,589   3,698,987        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                   71,000     422,099        0.0%
#   Kohnan Shoji Co., Ltd.                                      928,600  15,838,611        0.1%
    Koike Sanso Kogyo Co., Ltd.                                   8,000      18,213        0.0%
#*  Kojima Co., Ltd.                                            708,700   1,689,993        0.0%
    Kokuyo Co., Ltd.                                          1,700,811  22,282,992        0.2%
    KOMAIHALTEC, Inc.                                           810,000   1,735,487        0.0%
    Komatsu Seiren Co., Ltd.                                    576,800   3,199,123        0.0%
    Komatsu Wall Industry Co., Ltd.                             162,100   2,527,059        0.0%
#   Komeri Co., Ltd.                                             17,800     446,364        0.0%
    Komori Corp.                                                866,100  10,183,836        0.1%
    Konaka Co., Ltd.                                            554,049   2,683,661        0.0%
    Konishi Co., Ltd.                                           514,700   6,459,944        0.1%
    Konoike Transport Co., Ltd.                                   6,600      76,920        0.0%
#*  Kosaido Co., Ltd.                                             8,100      24,331        0.0%
    Krosaki Harima Corp.                                      1,303,000   2,884,321        0.0%
    KRS Corp.                                                   135,200   3,356,673        0.0%
#   KU Holdings Co., Ltd.                                       329,900   2,166,743        0.0%
    Kurabo Industries, Ltd.                                   6,068,000  10,659,827        0.1%
#   Kureha Corp.                                              2,722,000   9,338,095        0.1%
    Kurimoto, Ltd.                                            2,330,000   3,516,674        0.0%
    Kuriyama Holdings Corp.                                      14,100     128,419        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Kuroda Electric Co., Ltd.                                    36,900 $   569,032        0.0%
    KYB Corp.                                                 2,920,000   9,758,478        0.1%
#   Kyodo Printing Co., Ltd.                                  2,117,000   6,259,470        0.1%
    Kyoei Sangyo Co., Ltd.                                      212,000     244,664        0.0%
#   Kyoei Steel, Ltd.                                           606,800   9,375,216        0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            901,050   8,874,263        0.1%
    Kyosan Electric Manufacturing Co., Ltd.                     651,000   2,029,501        0.0%
    Kyowa Electronic Instruments Co., Ltd.                       31,300     113,433        0.0%
    Kyowa Leather Cloth Co., Ltd.                               353,100   2,664,789        0.0%
#   Kyudenko Corp.                                              659,900  16,757,557        0.1%
    Kyushu Financial Group, Inc.                              6,208,495  32,587,677        0.3%
    LEC, Inc.                                                   121,000   1,503,643        0.0%
    Lintec Corp.                                                  6,900     132,272        0.0%
    Lonseal Corp.                                               233,000     319,385        0.0%
    Look, Inc.                                                  808,000   1,233,230        0.0%
    Macnica Fuji Electronics Holdings, Inc.                     630,350   6,980,277        0.1%
#   Maeda Corp.                                               1,887,000  14,415,804        0.1%
    Maeda Road Construction Co., Ltd.                           283,000   5,155,780        0.1%
    Maezawa Industries, Inc.                                    173,700     471,252        0.0%
#   Maezawa Kasei Industries Co., Ltd.                          141,300   1,308,986        0.0%
    Maezawa Kyuso Industries Co., Ltd.                          125,300   1,633,546        0.0%
    Makino Milling Machine Co., Ltd.                          1,055,000   6,338,374        0.1%
    Marubun Corp.                                               466,600   3,207,576        0.0%
    Marudai Food Co., Ltd.                                    3,201,000  13,385,656        0.1%
    Maruka Machinery Co., Ltd.                                   28,800     340,072        0.0%
    Maruwa Co., Ltd.                                            149,400   4,242,443        0.0%
    Maruyama Manufacturing Co., Inc.                            280,000     449,600        0.0%
    Maruzen Co., Ltd.                                            20,000     177,225        0.0%
    Maruzen Showa Unyu Co., Ltd.                              1,509,000   5,609,490        0.1%
#   Matsuda Sangyo Co., Ltd.                                     91,000     982,781        0.0%
#   Matsui Construction Co., Ltd.                               478,600   3,321,605        0.0%
#   Maxvalu Tokai Co., Ltd.                                      93,600   1,492,047        0.0%
    Megachips Corp.                                             165,300   1,699,618        0.0%
    Megmilk Snow Brand Co., Ltd.                                158,000   3,661,310        0.0%
*   Meiko Electronics Co., Ltd.                                  90,800     250,066        0.0%
    Meisei Industrial Co., Ltd.                                 231,000   1,049,163        0.0%
#   Meiwa Corp.                                                 361,300   1,205,792        0.0%
#   Meiwa Estate Co., Ltd.                                      325,800   1,819,152        0.0%
    Melco Holdings, Inc.                                         32,000     634,857        0.0%
    Mesco, Inc.                                                  22,000     169,166        0.0%
#   Michinoku Bank, Ltd. (The)                                2,729,000   4,465,189        0.1%
    Mie Bank, Ltd. (The)                                        990,000   1,849,525        0.0%
    Mikuni Corp.                                                331,900   1,069,263        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     463,000   4,443,553        0.0%
    Minato Bank, Ltd. (The)                                   2,473,000   3,545,042        0.0%
#   Ministop Co., Ltd.                                          159,900   2,581,124        0.0%
    Mirait Holdings Corp.                                       985,840   8,641,187        0.1%
#   Misawa Homes Co., Ltd.                                       46,100     318,220        0.0%
    Mitani Corp.                                                 43,400   1,250,578        0.0%
    Mito Securities Co., Ltd.                                   999,900   2,601,520        0.0%
    Mitsuba Corp.                                                 5,800      83,034        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                        74,500     336,352        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
JAPAN -- (Continued)
*   Mitsubishi Paper Mills, Ltd.                               6,385,000 $ 4,862,736        0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.                   3,611,000   6,014,007        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.               13,760,000  21,249,162        0.2%
#   Mitsui High-Tec, Inc.                                        718,700   4,406,202        0.0%
    Mitsui Home Co., Ltd.                                         77,000     352,245        0.0%
    Mitsui Matsushima Co., Ltd.                                2,414,000   2,506,977        0.0%
#   Mitsui Mining & Smelting Co., Ltd.                         9,894,000  18,568,201        0.2%
    Mitsui Sugar Co., Ltd.                                       269,000   1,213,294        0.0%
#   Mitsui-Soko Holdings Co., Ltd.                             2,036,000   5,451,056        0.1%
    Mitsumi Electric Co., Ltd.                                   798,200   3,869,472        0.0%
    Mitsumura Printing Co., Ltd.                                  48,000      89,947        0.0%
    Mitsuuroko Group Holdings Co., Ltd.                          771,800   3,721,670        0.0%
#   Miyaji Engineering Group, Inc.                               318,000     435,010        0.0%
    Miyazaki Bank, Ltd. (The)                                  3,796,260   9,634,666        0.1%
#   Miyoshi Oil & Fat Co., Ltd.                                  640,000     732,117        0.0%
#   Mizuno Corp.                                                 808,395   3,840,262        0.0%
    Morinaga Milk Industry Co., Ltd.                           1,200,000   6,292,320        0.1%
    Morozoff, Ltd.                                                40,000     161,980        0.0%
    Mory Industries, Inc.                                        680,000   1,836,781        0.0%
#   Mr Max Corp.                                                 575,500   1,566,082        0.0%
    Murakami Corp.                                                21,000     276,740        0.0%
    Musashino Bank, Ltd. (The)                                   659,200  16,603,120        0.1%
    Mutoh Holdings Co., Ltd.                                      40,000      82,742        0.0%
    Nachi-Fujikoshi Corp.                                         25,000      80,544        0.0%
    Nafco Co., Ltd.                                               27,200     448,249        0.0%
#   Nagano Bank, Ltd. (The)                                    1,229,000   2,117,024        0.0%
    Nagano Keiki Co., Ltd.                                         2,300      13,206        0.0%
    Nagase & Co., Ltd.                                           836,900   9,280,043        0.1%
    Nakabayashi Co., Ltd.                                      1,042,000   2,596,695        0.0%
#*  Nakayama Steel Works, Ltd.                                 1,657,000   1,020,639        0.0%
#   Namura Shipbuilding Co., Ltd.                                480,352   3,561,275        0.0%
    Nanto Bank, Ltd. (The)                                     2,528,000   7,147,636        0.1%
    Narasaki Sangyo Co., Ltd.                                     67,000     143,290        0.0%
    NDS Co., Ltd.                                                883,000   2,399,982        0.0%
#   NEC Capital Solutions, Ltd.                                  215,000   2,990,639        0.0%
#   Neturen Co., Ltd.                                            791,200   5,428,026        0.1%
    Nice Holdings, Inc.                                        1,428,000   1,800,726        0.0%
    Nichia Steel Works, Ltd.                                     818,500   1,719,404        0.0%
    Nichiban Co., Ltd.                                           627,000   3,657,493        0.0%
#   Nichicon Corp.                                             1,309,800   8,823,604        0.1%
    Nichiden Corp.                                                 9,700     260,637        0.0%
    Nichiha Corp.                                                165,200   2,518,181        0.0%
    Nichimo Co., Ltd.                                            710,000   1,173,080        0.0%
    Nichireki Co., Ltd.                                          680,800   4,889,446        0.1%
    Nichirin Co., Ltd.                                            14,000     147,931        0.0%
    NIFTY Corp.                                                   11,400     112,729        0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                  429,400   2,787,156        0.0%
    Nihon Eslead Corp.                                           131,300   1,224,904        0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                 20,000     145,346        0.0%
    Nihon Nohyaku Co., Ltd.                                       34,600     180,977        0.0%
#   Nihon Plast Co., Ltd.                                         26,300     213,457        0.0%
    Nihon Tokushu Toryo Co., Ltd.                                154,900   1,209,222        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
JAPAN -- (Continued)
    Nihon Yamamura Glass Co., Ltd.                             1,686,000 $ 2,536,664        0.0%
#   Nikkiso Co., Ltd.                                             25,900     199,463        0.0%
    Nikko Co., Ltd.                                              631,000   1,892,671        0.0%
    Nikkon Holdings Co., Ltd.                                  1,225,800  22,765,421        0.2%
    Nippi, Inc.                                                   12,000      92,025        0.0%
    Nippo Corp.                                                  748,000  12,402,282        0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  2,684,000   4,620,177        0.1%
#   Nippon Carbide Industries Co., Inc.                          784,000   1,147,250        0.0%
#   Nippon Carbon Co., Ltd.                                    1,184,000   2,394,567        0.0%
#   Nippon Chemi-Con Corp.                                     3,990,000   5,311,315        0.1%
    Nippon Chemical Industrial Co., Ltd.                       2,441,000   4,556,183        0.1%
    Nippon Chutetsukan K.K.                                      227,000     321,165        0.0%
#   Nippon Coke & Engineering Co., Ltd.                        1,935,200   1,396,421        0.0%
#   Nippon Concrete Industries Co., Ltd.                       1,030,600   2,600,908        0.0%
#   Nippon Denko Co., Ltd.                                     3,165,660   5,074,367        0.1%
    Nippon Densetsu Kogyo Co., Ltd.                              246,600   4,794,171        0.1%
    Nippon Felt Co., Ltd.                                         73,100     301,391        0.0%
    Nippon Fine Chemical Co., Ltd.                               234,000   1,609,672        0.0%
#   Nippon Flour Mills Co., Ltd.                               1,391,000  10,738,710        0.1%
    Nippon Hume Corp.                                            605,700   3,191,042        0.0%
#*  Nippon Kinzoku Co., Ltd.                                   1,493,000   1,338,756        0.0%
    Nippon Kodoshi Corp.                                          25,800     195,019        0.0%
    Nippon Koei Co., Ltd.                                      1,722,000   5,544,098        0.1%
#   Nippon Koshuha Steel Co., Ltd.                               950,000     662,029        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     11,647,900  20,555,026        0.2%
#   Nippon Paper Industries Co., Ltd.                          1,049,800  20,172,586        0.2%
    Nippon Pillar Packing Co., Ltd.                              401,600   3,373,199        0.0%
#   Nippon Piston Ring Co., Ltd.                                 205,400   2,740,592        0.0%
#   Nippon Rietec Co., Ltd.                                       47,000     364,626        0.0%
    Nippon Road Co., Ltd. (The)                                2,187,000  10,137,676        0.1%
#   Nippon Seiki Co., Ltd.                                        49,000     945,444        0.0%
    Nippon Seisen Co., Ltd.                                      276,000   1,144,469        0.0%
*   Nippon Sharyo, Ltd.                                          164,000     397,047        0.0%
#*  Nippon Sheet Glass Co., Ltd.                              21,592,000  16,860,237        0.1%
    Nippon Shokubai Co., Ltd.                                     24,600   1,274,178        0.0%
    Nippon Signal Co., Ltd.                                       39,600     329,648        0.0%
#   Nippon Soda Co., Ltd.                                      2,536,000  13,251,621        0.1%
    Nippon Steel & Sumikin Bussan Corp.                        3,367,800  11,897,210        0.1%
#   Nippon Synthetic Chemical Industry Co., Ltd. (The)           557,000   3,361,134        0.0%
    Nippon Systemware Co., Ltd.                                  155,100   1,342,971        0.0%
#   Nippon Thompson Co., Ltd.                                  1,233,000   4,449,409        0.0%
    Nippon Tungsten Co., Ltd.                                    125,000     197,894        0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                               4,588,000   5,927,942        0.1%
    Nishi-Nippon City Bank, Ltd. (The)                           987,000   1,780,798        0.0%
    Nishikawa Rubber Co., Ltd.                                     4,800      81,376        0.0%
    Nishimatsu Construction Co., Ltd.                          2,790,073  12,183,888        0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                         72,000     174,918        0.0%
#   Nissei Plastic Industrial Co., Ltd.                          270,000   1,594,062        0.0%
    Nisshin Fudosan Co.                                          999,500   3,248,081        0.0%
    Nisshin Oillio Group, Ltd. (The)                           3,138,000  13,336,611        0.1%
    Nisshin Steel Co., Ltd.                                    2,112,500  28,280,686        0.2%
    Nisshinbo Holdings, Inc.                                   1,416,500  15,423,544        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Nissin Corp.                                              1,095,000 $ 3,108,718        0.0%
    Nissin Kogyo Co., Ltd.                                       75,400   1,042,809        0.0%
#   Nissin Sugar Co., Ltd.                                      361,500   4,522,051        0.1%
    Nissui Pharmaceutical Co., Ltd.                             135,900   1,602,382        0.0%
    Nitta Gelatin, Inc.                                          46,200     322,004        0.0%
#   Nittan Valve Co., Ltd.                                      165,800     443,958        0.0%
    Nittetsu Mining Co., Ltd.                                 1,991,000   7,362,270        0.1%
#   Nitto FC Co., Ltd.                                          201,900   1,685,961        0.0%
    Nitto Fuji Flour Milling Co., Ltd.                          354,000   1,156,598        0.0%
    Nitto Seiko Co., Ltd.                                       331,000     869,328        0.0%
    NJS Co., Ltd.                                                 2,700      30,705        0.0%
    Nohmi Bosai, Ltd.                                            73,600   1,030,582        0.0%
    Noritake Co., Ltd.                                        1,279,000   2,823,331        0.0%
    Noritsu Koki Co., Ltd.                                      299,200   1,698,215        0.0%
#   Noritz Corp.                                                258,300   4,318,778        0.0%
    North Pacific Bank, Ltd.                                  5,674,700  14,386,475        0.1%
#   NS United Kaiun Kaisha, Ltd.                              3,183,000   4,333,715        0.0%
    NTN Corp.                                                 1,585,000   4,911,425        0.1%
#   Obayashi Road Corp.                                         682,800   4,879,268        0.1%
    Odelic Co., Ltd.                                                400      11,987        0.0%
    Oenon Holdings, Inc.                                        437,000     884,057        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           5,998,000  18,453,259        0.2%
    Ohara, Inc.                                                  42,100     199,656        0.0%
    Ohashi Technica, Inc.                                         4,000      43,847        0.0%
    OIE Sangyo Co., Ltd.                                          2,313      18,524        0.0%
#   Oita Bank, Ltd. (The)                                     3,953,000  12,077,865        0.1%
#   Okamoto Machine Tool Works, Ltd.                            202,000     233,166        0.0%
#   Okasan Securities Group, Inc.                               149,000     786,258        0.0%
#   OKK Corp.                                                 2,053,000   2,003,226        0.0%
    Okumura Corp.                                               931,000   4,876,593        0.1%
    Okura Industrial Co., Ltd.                                1,145,000   3,001,974        0.0%
    Okuwa Co., Ltd.                                             245,000   2,625,723        0.0%
    Olympic Group Corp.                                         325,500   1,744,023        0.0%
    ONO Sokki Co., Ltd.                                          68,800     509,012        0.0%
#   Onoken Co., Ltd.                                            390,000   4,144,523        0.0%
#   Onward Holdings Co., Ltd.                                 1,720,000  11,865,853        0.1%
    Organo Corp.                                                177,000     680,396        0.0%
#   Origin Electric Co., Ltd.                                   417,000   1,063,572        0.0%
    Osaka Organic Chemical Industry, Ltd.                       171,300     971,329        0.0%
#   Osaka Steel Co., Ltd.                                       550,300   9,014,024        0.1%
#   Osaki Electric Co., Ltd.                                    765,000   5,467,834        0.1%
    OUG Holdings, Inc.                                           33,000      71,250        0.0%
    Oyo Corp.                                                   197,000   2,084,899        0.0%
#   Pacific Industrial Co., Ltd.                              1,186,100  11,453,026        0.1%
    PALTAC Corp.                                                440,000   7,809,455        0.1%
    Parco Co., Ltd.                                             265,300   2,234,365        0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.               63,600     286,569        0.0%
    Piolax, Inc.                                                229,900  12,077,968        0.1%
#   Pocket Card Co., Ltd.                                       147,600     724,292        0.0%
    Press Kogyo Co., Ltd.                                     1,880,900   6,454,765        0.1%
#   PS Mitsubishi Construction Co., Ltd.                        217,700     795,808        0.0%
    Rengo Co., Ltd.                                           4,289,000  23,355,259        0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
    Rheon Automatic Machinery Co., Ltd.                         276,000 $ 1,525,211        0.0%
    Rhythm Watch Co., Ltd.                                    2,635,000   3,501,718        0.0%
    Ricoh Leasing Co., Ltd.                                     363,000  10,487,642        0.1%
    Right On Co., Ltd.                                          208,000   2,801,790        0.0%
    Riken Corp.                                                 519,000   1,675,546        0.0%
    Riken Keiki Co., Ltd.                                       147,100   1,393,509        0.0%
#   Riken Technos Corp.                                       1,020,400   3,673,108        0.0%
    Riso Kagaku Corp.                                           392,064   6,116,074        0.1%
    Round One Corp.                                             911,900   5,352,018        0.1%
    Ryobi, Ltd.                                               3,304,000  11,985,710        0.1%
    Ryoden Trading Co., Ltd.                                    875,000   5,101,588        0.1%
    Ryosan Co., Ltd.                                            422,500  10,122,964        0.1%
#   Ryoyo Electro Corp.                                         461,200   5,520,149        0.1%
    Sakai Chemical Industry Co., Ltd.                         2,597,000   7,146,484        0.1%
    Sakai Heavy Industries, Ltd.                                675,000   1,139,987        0.0%
    Sakai Ovex Co., Ltd.                                        231,000     352,624        0.0%
#   Sala Corp.                                                  233,300   1,200,462        0.0%
    SAMTY Co., Ltd.                                             139,700   1,348,740        0.0%
    San Holdings, Inc.                                           76,000     968,387        0.0%
    San-Ai Oil Co., Ltd.                                      1,294,000   9,068,865        0.1%
    San-In Godo Bank, Ltd. (The)                              4,415,900  28,451,067        0.2%
#   Sanken Electric Co., Ltd.                                 1,253,000   4,153,988        0.0%
    Sanki Engineering Co., Ltd.                               1,302,600  10,245,684        0.1%
    Sanko Metal Industrial Co., Ltd.                             41,000     113,029        0.0%
    Sankyo Seiko Co., Ltd.                                      504,100   1,728,419        0.0%
#   Sankyo Tateyama, Inc.                                       384,300   5,319,175        0.1%
    Sanoh Industrial Co., Ltd.                                  386,200   2,113,533        0.0%
    Sanoyas Holdings Corp.                                       30,100      66,317        0.0%
#   Sansha Electric Manufacturing Co., Ltd.                     159,700     788,308        0.0%
    Sanshin Electronics Co., Ltd.                               426,600   3,522,032        0.0%
    Sanyo Chemical Industries, Ltd.                             880,000   6,795,888        0.1%
    Sanyo Denki Co., Ltd.                                       231,000   1,134,371        0.0%
    Sanyo Engineering & Construction, Inc.                      162,300     915,212        0.0%
    Sanyo Housing Nagoya Co., Ltd.                                8,900      79,943        0.0%
    Sanyo Industries, Ltd.                                      655,000   1,042,913        0.0%
#   Sanyo Shokai, Ltd.                                        2,182,628   5,227,115        0.1%
    Sanyo Special Steel Co., Ltd.                             2,882,000  13,116,313        0.1%
    Sata Construction Co., Ltd.                                  25,100      92,585        0.0%
    Sato Shoji Corp.                                            176,100   1,047,702        0.0%
    Satori Electric Co., Ltd.                                   111,660     767,080        0.0%
    Sawada Holdings Co., Ltd.                                    25,900     256,138        0.0%
#   Saxa Holdings, Inc.                                       1,699,000   3,120,495        0.0%
    SBS Holdings, Inc.                                           60,600     372,902        0.0%
    Scroll Corp.                                                353,800   1,368,343        0.0%
#   Seibu Electric Industry Co., Ltd.                           292,000   1,202,407        0.0%
    Seika Corp.                                                 500,000   1,006,654        0.0%
    Seino Holdings Co., Ltd.                                  1,113,319  11,315,116        0.1%
    Sekisui Jushi Corp.                                         534,300   7,416,583        0.1%
    Sekisui Plastics Co., Ltd.                                1,471,000   4,693,948        0.1%
#   Senko Co., Ltd.                                             459,580   2,940,040        0.0%
#   Senshu Electric Co., Ltd.                                    74,400   1,105,024        0.0%
    Senshu Ikeda Holdings, Inc.                               3,733,600  14,064,015        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
JAPAN -- (Continued)
    Senshukai Co., Ltd.                                          303,500 $ 2,082,254        0.0%
    Shibaura Electronics Co., Ltd.                                26,000     358,456        0.0%
#   Shibaura Mechatronics Corp.                                  448,000     856,246        0.0%
    Shibusawa Warehouse Co., Ltd. (The)                          418,000   1,058,494        0.0%
    Shibuya Corp.                                                  1,100      13,008        0.0%
    Shidax Corp.                                                   2,700      12,614        0.0%
#   Shiga Bank, Ltd. (The)                                     2,210,000   9,605,131        0.1%
#   Shikibo, Ltd.                                              3,297,000   3,358,566        0.0%
    Shikoku Bank, Ltd. (The)                                   2,553,000   4,964,339        0.1%
#   Shima Seiki Manufacturing, Ltd.                              215,700   3,538,965        0.0%
    Shimachu Co., Ltd.                                         1,155,100  26,883,636        0.2%
    Shimane Bank, Ltd. (The)                                      13,700     147,401        0.0%
    Shimizu Bank, Ltd. (The)                                     194,900   4,108,644        0.0%
    Shin Nippon Air Technologies Co., Ltd.                       313,720   2,814,315        0.0%
    Shin-Etsu Polymer Co., Ltd.                                  652,500   3,866,134        0.0%
    Shinagawa Refractories Co., Ltd.                           1,376,000   2,466,026        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                  833,000   3,005,787        0.0%
*   Shinkawa, Ltd.                                                31,700     120,746        0.0%
    Shinko Electric Industries Co., Ltd.                       1,566,800   8,702,554        0.1%
    Shinko Shoji Co., Ltd.                                       540,100   5,269,557        0.1%
#   Shinko Wire Co., Ltd.                                        526,000     734,110        0.0%
    Shinmaywa Industries, Ltd.                                 2,436,000  16,694,119        0.1%
    Shinnihon Corp.                                              625,600   2,884,758        0.0%
    Shinsho Corp.                                                780,000   1,406,388        0.0%
    Shizuoka Gas Co., Ltd.                                        99,100     675,552        0.0%
    Shobunsha Publications, Inc.                                  16,900      93,554        0.0%
#   Shoei Foods Corp.                                            169,200   2,119,374        0.0%
    Showa Corp.                                                  609,400   5,291,289        0.1%
#   Showa Denko KK                                            15,723,000  16,358,903        0.1%
    Sinanen Holdings Co., Ltd.                                   979,000   3,760,961        0.0%
    Sinfonia Technology Co., Ltd.                                203,000     269,777        0.0%
    Sintokogio, Ltd.                                             758,662   6,414,655        0.1%
    SK-Electronics Co., Ltd.                                       4,200      27,027        0.0%
    SNT Corp.                                                    600,100   3,387,195        0.0%
    Soda Nikka Co., Ltd.                                         319,000   1,317,565        0.0%
    Sodick Co., Ltd.                                             503,100   3,896,892        0.0%
    Soft99 Corp.                                                  48,700     337,229        0.0%
    SPK Corp.                                                      7,518     138,595        0.0%
    Starzen Co., Ltd.                                             31,400     910,604        0.0%
    Stella Chemifa Corp.                                          84,000   1,696,881        0.0%
#   Subaru Enterprise Co., Ltd.                                  234,000     828,822        0.0%
    Sugimoto & Co., Ltd.                                          79,600     888,071        0.0%
    Sumida Corp.                                                  29,400     183,548        0.0%
    Suminoe Textile Co., Ltd.                                  1,567,000   3,831,132        0.0%
    Sumitomo Bakelite Co., Ltd.                                3,630,000  14,982,670        0.1%
    Sumitomo Densetsu Co., Ltd.                                  130,600   1,606,323        0.0%
    Sumitomo Precision Products Co., Ltd.                        856,000   2,639,139        0.0%
#   Sumitomo Riko Co., Ltd.                                      736,700   6,320,943        0.1%
    Sumitomo Seika Chemicals Co., Ltd.                           184,000     884,134        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         2,419,000  12,073,045        0.1%
    Sun-Wa Technos Corp.                                         123,800     798,395        0.0%
    Suncall Corp.                                                  9,000      38,915        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
#*  SWCC Showa Holdings Co., Ltd.                             7,484,000 $ 4,534,903        0.1%
    T RAD Co., Ltd.                                           1,115,000   1,821,564        0.0%
    T&K Toka Co., Ltd.                                          108,700     884,636        0.0%
    Tachi-S Co., Ltd.                                            30,400     416,755        0.0%
#   Tachibana Eletech Co., Ltd.                                 352,920   3,801,287        0.0%
#   Tachikawa Corp.                                             195,500   1,269,246        0.0%
    Taihei Dengyo Kaisha, Ltd.                                  502,000   4,125,018        0.0%
#   Taiheiyo Kouhatsu, Inc.                                   1,939,000   1,315,629        0.0%
    Taiho Kogyo Co., Ltd.                                       502,400   5,449,606        0.1%
    Taiyo Yuden Co., Ltd.                                       398,500   3,976,646        0.0%
#   Takagi Securities Co., Ltd.                                 247,000     304,308        0.0%
    Takano Co., Ltd.                                            242,000   1,342,456        0.0%
    Takaoka Toko Co., Ltd.                                       58,044     903,823        0.0%
    Takara Standard Co., Ltd.                                   906,105   7,994,011        0.1%
    Takasago International Corp.                                 72,200   1,609,242        0.0%
    Takasago Thermal Engineering Co., Ltd.                      165,400   2,059,879        0.0%
    Takashima & Co., Ltd.                                        59,000      92,049        0.0%
#*  Takata Corp.                                                435,300   1,595,183        0.0%
    Take And Give Needs Co., Ltd.                               244,590   1,034,798        0.0%
    Takeei Corp.                                                 13,400     121,226        0.0%
#   Takigami Steel Construction Co., Ltd. (The)                 183,000     852,991        0.0%
    Takihyo Co., Ltd.                                            21,000      81,765        0.0%
    Takiron Co., Ltd.                                         1,207,000   5,900,671        0.1%
#   Takisawa Machine Tool Co., Ltd.                             276,000     300,632        0.0%
    Tamura Corp.                                              1,609,948   4,334,177        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                   276,000     866,466        0.0%
#   Tayca Corp.                                                 928,000   4,111,326        0.0%
    TBK Co., Ltd.                                               626,200   2,262,140        0.0%
    TECHNO ASSOCIE Co., Ltd.                                    166,200   1,361,089        0.0%
#   Techno Ryowa, Ltd.                                          225,570   1,351,384        0.0%
#   Teikoku Tsushin Kogyo Co., Ltd.                             553,000     831,850        0.0%
*   Ten Allied Co., Ltd.                                         26,400      89,248        0.0%
    Tenma Corp.                                                 451,100   6,715,298        0.1%
    Teraoka Seisakusho Co., Ltd.                                 91,000     305,815        0.0%
    Tigers Polymer Corp.                                        297,100   1,661,873        0.0%
    Toa Corp.                                                 5,367,000  11,836,975        0.1%
#   Toa Oil Co., Ltd.                                         1,309,000   1,542,521        0.0%
    TOA ROAD Corp.                                            1,288,000   4,276,211        0.0%
    Toabo Corp.                                                 113,800     508,343        0.0%
    Toagosei Co., Ltd.                                        1,352,100  12,193,887        0.1%
    Tobu Store Co., Ltd.                                         17,000      49,585        0.0%
    Tochigi Bank, Ltd. (The)                                  2,867,000  11,048,473        0.1%
    Toda Corp.                                                1,985,000   9,252,905        0.1%
#   Toda Kogyo Corp.                                            917,000   2,541,948        0.0%
    Toei Co., Ltd.                                              575,000   4,456,192        0.1%
    Toenec Corp.                                              1,127,000   7,232,875        0.1%
    Toho Bank, Ltd. (The)                                     5,107,000  16,969,102        0.1%
#   Toho Zinc Co., Ltd.                                       2,825,000   7,649,313        0.1%
#   Tohoku Bank, Ltd. (The)                                   1,605,000   2,092,364        0.0%
    Tohokushinsha Film Corp.                                      6,400      36,517        0.0%
    Tohto Suisan Co., Ltd.                                      787,000   1,235,221        0.0%
    Tokai Carbon Co., Ltd.                                    5,235,000  13,713,246        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
JAPAN -- (Continued)
#   Tokai Lease Co., Ltd.                                       641,000 $ 1,254,215        0.0%
    Tokai Rika Co., Ltd.                                         29,700     549,915        0.0%
    Tokushu Tokai Paper Co., Ltd.                             1,910,220   6,083,316        0.1%
#*  Tokuyama Corp.                                            8,467,000  13,408,887        0.1%
#   Tokyo Electron Device, Ltd.                                 152,400   2,062,954        0.0%
    Tokyo Energy & Systems, Inc.                                690,000   5,170,035        0.1%
    Tokyo Keiki, Inc.                                           715,000     993,278        0.0%
    Tokyo Sangyo Co., Ltd.                                      543,800   1,887,975        0.0%
    Tokyo Steel Manufacturing Co., Ltd.                         737,000   4,539,572        0.1%
    Tokyo Tekko Co., Ltd.                                     1,232,000   4,180,783        0.0%
#   Tokyo TY Financial Group, Inc.                              421,757  10,732,457        0.1%
#   Tokyu Recreation Co., Ltd.                                  237,328   1,776,366        0.0%
    Toli Corp.                                                1,128,000   3,251,037        0.0%
    Tomato Bank, Ltd.                                         1,370,000   1,857,376        0.0%
    Tomoe Corp.                                                 862,100   2,828,196        0.0%
#   Tomoe Engineering Co., Ltd.                                  63,400     851,993        0.0%
    Tomoegawa Co., Ltd.                                          19,000      32,628        0.0%
#   Tomoku Co., Ltd.                                          1,475,000   3,729,775        0.0%
    TOMONY Holdings, Inc.                                     3,448,900   9,812,605        0.1%
    Tonami Holdings Co., Ltd.                                 1,589,000   4,068,463        0.0%
    Toppan Forms Co., Ltd.                                      666,200   7,327,370        0.1%
    Topre Corp.                                                 203,900   4,014,298        0.0%
    Topy Industries, Ltd.                                     5,365,000  10,278,433        0.1%
    Torii Pharmaceutical Co., Ltd.                              121,200   2,803,285        0.0%
    Toshiba Machine Co., Ltd.                                   902,000   2,687,072        0.0%
    Toshiba TEC Corp.                                           928,000   3,504,986        0.0%
#   Tosho Printing Co., Ltd.                                    380,000   1,955,059        0.0%
    Tottori Bank, Ltd. (The)                                  1,135,000   1,744,177        0.0%
    Towa Bank, Ltd. (The)                                     5,530,000   4,532,742        0.1%
#   Towa Corp.                                                  392,300   2,501,818        0.0%
#   Toyo Denki Seizo K.K.                                       269,000     776,297        0.0%
    Toyo Ink SC Holdings Co., Ltd.                            3,291,000  13,111,036        0.1%
#   Toyo Kanetsu K.K.                                           967,000   2,012,687        0.0%
    Toyo Kohan Co., Ltd.                                      2,053,200   6,460,110        0.1%
    Toyo Machinery & Metal Co., Ltd.                            183,000     645,040        0.0%
    Toyo Securities Co., Ltd.                                 1,414,000   3,273,635        0.0%
#   Toyo Tanso Co., Ltd.                                        218,900   2,796,668        0.0%
    Toyo Wharf & Warehouse Co., Ltd.                          1,131,000   1,497,035        0.0%
    Toyobo Co., Ltd.                                          1,679,000   2,853,218        0.0%
    Trusco Nakayama Corp.                                       122,339   4,861,161        0.1%
    TS Tech Co., Ltd.                                             9,800     223,823        0.0%
    TSI Holdings Co., Ltd.                                      990,520   6,316,536        0.1%
    Tsubakimoto Chain Co.                                        32,000     208,692        0.0%
    Tsubakimoto Kogyo Co., Ltd.                                  71,000     191,343        0.0%
#*  Tsudakoma Corp.                                             730,000     821,436        0.0%
#   Tsukishima Kikai Co., Ltd.                                  357,400   2,988,228        0.0%
    Tsukuba Bank, Ltd.                                        1,570,467   4,106,662        0.0%
    Tsurumi Manufacturing Co., Ltd.                             269,700   3,581,251        0.0%
    Tsutsumi Jewelry Co., Ltd.                                  219,600   4,587,037        0.1%
    TTK Co., Ltd.                                               132,000     560,110        0.0%
    TV Asahi Holdings Corp.                                      30,800     511,491        0.0%
    Tv Tokyo Holdings Corp.                                     122,800   2,129,245        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
JAPAN -- (Continued)
    TYK Corp.                                                    606,400 $   941,633        0.0%
#   U-Shin, Ltd.                                                 633,400   4,044,974        0.0%
#   UACJ Corp.                                                 3,422,000   6,951,931        0.1%
    Ube Industries, Ltd.                                      12,866,200  24,436,621        0.2%
    Uchida Yoko Co., Ltd.                                      1,430,000   5,920,366        0.1%
    Uchiyama Holdings Co., Ltd.                                    2,200      11,728        0.0%
    Ueki Corp.                                                   187,000     384,672        0.0%
    UKC Holdings Corp.                                           268,000   4,758,455        0.1%
    Ulvac, Inc.                                                   94,900   2,909,793        0.0%
#*  Uniden Holdings Corp.                                        456,000     522,612        0.0%
    Unipres Corp.                                                154,800   2,724,042        0.0%
#   Universal Entertainment Corp.                                168,200   2,669,881        0.0%
    UNY Group Holdings Co., Ltd.                               3,523,300  25,712,063        0.2%
    Utoc Corp.                                                    68,200     196,330        0.0%
#   Vital KSK Holdings, Inc.                                     200,515   1,709,713        0.0%
    Wacoal Holdings Corp.                                        292,000   3,520,735        0.0%
    Wakachiku Construction Co., Ltd.                              20,000      27,504        0.0%
    Wakita & Co., Ltd.                                           783,900   5,439,264        0.1%
#   Warabeya Nichiyo Co., Ltd.                                   184,700   3,454,005        0.0%
    Wood One Co., Ltd.                                           437,000   1,020,232        0.0%
#   Xebio Holdings Co., Ltd.                                     275,700   4,397,582        0.0%
#   Y A C Co., Ltd.                                               25,900     248,297        0.0%
    Yachiyo Industry Co., Ltd.                                    66,900     549,810        0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                         52,600     493,439        0.0%
    YAMABIKO Corp.                                               320,696   2,276,369        0.0%
#   Yamagata Bank, Ltd. (The)                                  2,346,000   8,528,296        0.1%
    Yamaichi Electronics Co., Ltd.                                47,600     236,361        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            3,421,000  12,668,854        0.1%
#   Yamatane Corp.                                             2,159,000   2,948,901        0.0%
    Yamato Corp.                                                 338,600   1,457,620        0.0%
    Yamaya Corp.                                                  39,300     722,989        0.0%
    Yamazawa Co., Ltd.                                             2,800      42,764        0.0%
    Yashima Denki Co., Ltd.                                       38,900     195,655        0.0%
    Yasuda Logistics Corp.                                       183,900   1,187,783        0.0%
    Yellow Hat, Ltd.                                             167,900   3,436,086        0.0%
    Yodogawa Steel Works, Ltd.                                   502,800  11,351,676        0.1%
#   Yokogawa Bridge Holdings Corp.                               869,000   7,836,949        0.1%
#   Yokohama Reito Co., Ltd.                                   1,263,100  12,349,531        0.1%
    Yokowo Co., Ltd.                                             142,200     646,578        0.0%
    Yondenko Corp.                                               403,250   1,544,061        0.0%
    Yonex Co., Ltd.                                               43,600   1,794,090        0.0%
    Yorozu Corp.                                                 251,800   5,038,497        0.1%
    Yotai Refractories Co., Ltd.                                   9,000      23,879        0.0%
    Yuasa Funashoku Co., Ltd.                                    624,000   1,727,033        0.0%
    Yuken Kogyo Co., Ltd.                                        361,000     581,141        0.0%
    Yurtec Corp.                                               1,146,000   8,230,094        0.1%
    Yusen Logistics Co., Ltd.                                    366,500   4,311,981        0.0%
    Yushiro Chemical Industry Co., Ltd.                          121,100   1,362,488        0.0%
    Yutaka Giken Co., Ltd.                                         2,700      53,402        0.0%
#   Zenitaka Corp. (The)                                         209,000     854,683        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                SHARES      VALUE++      ASSETS**
                                                              ---------- -------------- ----------
JAPAN -- (Continued)
    Zeon Corp.                                                   405,000 $    2,877,593        0.0%
                                                                         --------------       ----
TOTAL JAPAN                                                               3,062,570,517       23.8%
                                                                         --------------       ----
NETHERLANDS -- (2.5%)
#   APERAM SA                                                  1,781,789     70,144,486        0.5%
#   Arcadis NV                                                    98,609      1,690,244        0.0%
#   ASM International NV                                         696,572     28,453,388        0.2%
    BE Semiconductor Industries NV                               347,143     10,457,122        0.1%
#   BinckBank NV                                               1,219,070      7,183,940        0.1%
    Boskalis Westminster                                         455,353     18,989,598        0.2%
    Corbion NV                                                   250,858      6,407,648        0.1%
#   Delta Lloyd NV                                             4,727,538     24,117,013        0.2%
#*  Fugro NV                                                     929,078     18,923,455        0.2%
#*  Heijmans NV                                                  386,368      3,644,667        0.0%
    KAS Bank NV                                                  369,425      3,843,944        0.0%
    Kendrion NV                                                      237          5,800        0.0%
#   Koninklijke BAM Groep NV                                   6,250,109     30,084,699        0.2%
#*  Ordina NV                                                  1,438,910      2,181,323        0.0%
#   SBM Offshore NV                                            4,637,830     62,121,030        0.5%
#*  SNS Reaal NV                                               4,344,025             --        0.0%
    Telegraaf Media Groep NV                                      90,937        384,304        0.0%
*   TNT Express NV                                             1,477,134     13,409,092        0.1%
*   TomTom NV                                                  1,081,950      9,857,467        0.1%
    USG People NV                                              1,540,626     30,753,823        0.2%
    Van Lanschot NV                                               22,613        480,324        0.0%
    Wessanen                                                     215,631      2,225,542        0.0%
                                                                         --------------       ----
TOTAL NETHERLANDS                                                           345,358,909        2.7%
                                                                         --------------       ----
NEW ZEALAND -- (0.5%)
    Air New Zealand, Ltd.                                     12,045,340     20,667,988        0.2%
    Chorus, Ltd.                                               3,718,418     10,376,068        0.1%
    Colonial Motor Co., Ltd. (The)                               237,146      1,033,760        0.0%
    EBOS Group, Ltd.                                             371,388      4,136,480        0.0%
    Fletcher Building, Ltd.                                      272,664      1,585,044        0.0%
    Heartland New Zealand, Ltd.                                1,606,748      1,355,688        0.0%
    Hellaby Holdings, Ltd.                                        24,305         47,833        0.0%
    Kathmandu Holdings, Ltd.                                      28,829         31,962        0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.              838,561        997,376        0.0%
*   New Zealand Oil & Gas, Ltd.                                1,808,349        610,248        0.0%
    New Zealand Refining Co., Ltd. (The)                         953,502      1,988,942        0.0%
    Nuplex Industries, Ltd.                                    3,924,307     14,418,451        0.1%
    PGG Wrightson, Ltd.                                        2,186,532        624,979        0.0%
*   Richina Pacific, Ltd.                                        832,183             --        0.0%
*   Rubicon, Ltd.                                              3,391,972        591,322        0.0%
    Sanford, Ltd.                                              1,028,594      4,208,903        0.1%
    Skellerup Holdings, Ltd.                                     338,098        311,513        0.0%
    SKY Network Television, Ltd.                               1,520,742      5,644,733        0.1%
    Steel & Tube Holdings, Ltd.                                  460,893        719,915        0.0%
    Summerset Group Holdings, Ltd.                                58,093        179,917        0.0%
    Tenon, Ltd.                                                  120,303        214,013        0.0%
    Tourism Holdings, Ltd.                                       931,769      1,767,568        0.0%
    Tower, Ltd.                                                2,501,452      3,142,818        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
NEW ZEALAND -- (Continued)
    Trade Me Group, Ltd.                                           80,269 $   255,278        0.0%
                                                                          -----------        ---
TOTAL NEW ZEALAND                                                          74,910,799        0.6%
                                                                          -----------        ---
NORWAY -- (0.7%)
*   Akastor ASA                                                   431,604     599,365        0.0%
    Aker ASA Class A                                               32,218     664,141        0.0%
*   Aker Solutions ASA                                            359,441   1,374,073        0.0%
    American Shipping Co. ASA                                      25,896      88,485        0.0%
    Austevoll Seafood ASA                                       1,142,462   9,611,595        0.1%
    Bonheur ASA                                                   189,147   1,361,342        0.0%
    BW LPG, Ltd.                                                  826,586   4,967,445        0.1%
    BW Offshore, Ltd.                                           7,205,289   1,570,213        0.0%
*   Deep Sea Supply P.L.C.                                        456,980      59,154        0.0%
*   DOF ASA                                                       350,163     185,153        0.0%
    Farstad Shipping ASA                                          169,103     272,522        0.0%
*   Fred Olsen Energy ASA                                         559,011   2,408,594        0.0%
    Frontline, Ltd.                                                65,170     540,386        0.0%
    Ganger Rolf ASA                                               374,116   2,147,168        0.0%
    Grieg Seafood ASA                                              53,902     266,344        0.0%
*   Kongsberg Automotive ASA                                    9,756,672   7,906,366        0.1%
    Kvaerner ASA                                                2,568,470   2,547,073        0.0%
*   Norske Skogindustrier ASA                                   5,722,645   1,583,425        0.0%
    Ocean Yield ASA                                               153,815   1,040,383        0.0%
*   Odfjell SE Class A                                            228,517     906,162        0.0%
    Petroleum Geo-Services ASA                                  6,005,549  21,176,970        0.2%
    Prosafe SE                                                  1,653,989     996,318        0.0%
*   REC Silicon ASA                                            27,828,965   6,094,028        0.1%
*   Seadrill, Ltd.                                                592,381   2,841,295        0.0%
*   Sevan Marine ASA                                              462,125   1,129,196        0.0%
    Solstad Offshore ASA                                          337,969     654,272        0.0%
*   Songa Offshore                                              2,400,418      95,140        0.0%
    SpareBank 1 SMN                                               772,286   4,748,655        0.1%
    SpareBank 1 SR-Bank ASA                                       443,477   2,160,528        0.0%
    Stolt-Nielsen, Ltd.                                           343,153   4,538,004        0.0%
    TGS Nopec Geophysical Co. ASA                                  83,350   1,390,578        0.0%
    Wilh Wilhelmsen ASA                                            55,728     297,177        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           252,095   4,724,688        0.0%
                                                                          -----------        ---
TOTAL NORWAY                                                               90,946,238        0.7%
                                                                          -----------        ---
PORTUGAL -- (0.3%)
*   Banco BPI SA                                                9,427,380  11,814,418        0.1%
#*  Banco Comercial Portugues SA Class R                      254,976,524  11,328,086        0.1%
    Corticeira Amorim SGPS SA                                   1,954,533  13,747,044        0.1%
    Navigator Co SA (The)                                         300,941   1,073,883        0.0%
*   Papelaria Fernandes-Industria e Comercia SA                     2,000          --        0.0%
    Sonae Capital SGPS SA                                         231,190     179,186        0.0%
*   Sonae Industria SGPS SA                                    86,897,600     449,152        0.0%
    Sonae SGPS SA                                                  99,797     110,827        0.0%
    Teixeira Duarte SA                                            155,322      40,513        0.0%
                                                                          -----------        ---
TOTAL PORTUGAL                                                             38,743,109        0.3%
                                                                          -----------        ---

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SINGAPORE -- (1.4%)
*   Abterra, Ltd.                                                 52,000 $    12,277        0.0%
    Accordia Golf Trust                                          804,700     385,657        0.0%
    ASL Marine Holdings, Ltd.                                  1,221,800     235,046        0.0%
*   Ausgroup, Ltd.                                             6,391,800     544,219        0.0%
    Baker Technology, Ltd.                                        80,500      10,227        0.0%
    Banyan Tree Holdings, Ltd.                                    59,000      21,691        0.0%
    Bonvests Holdings, Ltd.                                    1,303,080   1,162,057        0.0%
*   Broadway Industrial Group, Ltd.                            3,925,267     441,071        0.0%
    China Aviation Oil Singapore Corp., Ltd.                      91,300      58,939        0.0%
*   China Everbright Water, Ltd.                                 550,900     265,414        0.0%
    China Merchants Holdings Pacific, Ltd.                     2,911,145   1,850,608        0.0%
    Chip Eng Seng Corp., Ltd.                                  9,728,598   5,130,871        0.1%
    Chuan Hup Holdings, Ltd.                                   7,213,600   1,527,319        0.0%
*   COSCO Corp. Singapore, Ltd.                                6,382,800   1,604,321        0.0%
*   Creative Technology, Ltd.                                    738,650     582,931        0.0%
*   Delong Holdings, Ltd.                                        123,400      27,982        0.0%
*   DMX Technologies Group, Ltd.                               3,585,000     358,500        0.0%
    EnGro Corp., Ltd.                                            115,500      78,381        0.0%
*   Excel Machine Tools, Ltd.                                    473,000          --        0.0%
*   Ezion Holdings, Ltd.                                      19,878,400   8,084,479        0.1%
*   Ezra Holdings, Ltd.                                       78,698,309   5,925,737        0.1%
    Falcon Energy Group, Ltd.                                    389,700      49,994        0.0%
    Far East Orchard, Ltd.                                     5,025,120   6,174,947        0.1%
*   First Ship Lease Trust                                       260,500      26,471        0.0%
    First Sponsor Group, Ltd.                                    900,487     803,494        0.0%
    Frasers Centrepoint, Ltd.                                    192,300     238,476        0.0%
    Fu Yu Corp., Ltd.                                          1,748,100     272,075        0.0%
    GK Goh Holdings, Ltd.                                      2,289,574   1,455,703        0.0%
*   Global Premium Hotels, Ltd.                                   37,000       8,163        0.0%
*   GMG Global, Ltd.                                              90,300      40,935        0.0%
    Golden Agri-Resources, Ltd.                               13,347,100   3,959,440        0.0%
    GP Batteries International, Ltd.                             311,400     194,183        0.0%
    GP Industries, Ltd.                                        2,112,708     997,822        0.0%
    GuocoLand, Ltd.                                              124,000     170,624        0.0%
*   Hanwell Holdings, Ltd.                                     6,459,343   1,222,897        0.0%
    Haw Par Corp., Ltd.                                            5,000      33,373        0.0%
*   HG Metal Manufacturing, Ltd.                                 496,900      13,235        0.0%
    Hi-P International, Ltd.                                     500,900     157,667        0.0%
    Hiap Hoe, Ltd.                                                43,100      21,500        0.0%
    Ho Bee Land, Ltd.                                          6,742,800  11,066,485        0.1%
    Hong Fok Corp., Ltd.                                       7,861,260   4,225,346        0.1%
    Hong Leong Asia, Ltd.                                      1,066,800     613,713        0.0%
    Hotel Grand Central, Ltd.                                  2,839,519   2,688,984        0.0%
    Hour Glass, Ltd. (The)                                     1,038,060     578,010        0.0%
    Hwa Hong Corp., Ltd.                                         974,900     224,867        0.0%
    Hyflux, Ltd.                                               1,096,900     503,917        0.0%
    Indofood Agri Resources, Ltd.                              9,674,400   3,840,165        0.0%
*   InnoTek, Ltd.                                              3,896,600     442,831        0.0%
    IPC Corp., Ltd.                                            1,257,290     597,432        0.0%
    Isetan Singapore, Ltd.                                       166,500     477,386        0.0%
*   Jurong Technologies Industrial Corp., Ltd.                 3,391,000          --        0.0%
    k1 Ventures, Ltd.                                          2,620,700   1,715,569        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SINGAPORE -- (Continued)
    Koh Brothers Group, Ltd.                                   1,464,000 $   320,208        0.0%
*   KrisEnergy, Ltd.                                             742,300     102,647        0.0%
    Lian Beng Group, Ltd.                                      4,143,000   1,460,255        0.0%
    Low Keng Huat Singapore, Ltd.                                252,600     120,105        0.0%
    Lum Chang Holdings, Ltd.                                   1,565,200     418,412        0.0%
*   Marco Polo Marine, Ltd.                                      129,000      17,552        0.0%
    Mermaid Maritime PCL                                       1,103,800      90,339        0.0%
    Metro Holdings, Ltd.                                      10,217,660   7,667,503        0.1%
    Mewah International, Inc.                                     56,000      12,174        0.0%
    Midas Holdings, Ltd.                                      30,583,700   6,470,459        0.1%
*   Nam Cheong, Ltd.                                           8,814,400     587,943        0.0%
*   Neptune Orient Lines, Ltd.                                 7,357,600   7,020,743        0.1%
*   Noble Group, Ltd.                                         60,220,900  20,416,222        0.2%
    NSL, Ltd.                                                    583,600     654,462        0.0%
*   Otto Marine, Ltd.                                            379,390      54,871        0.0%
    OUE, Ltd.                                                    660,600     819,490        0.0%
    Pacc Offshore Services Holdings, Ltd.                        370,000     102,909        0.0%
    Pacific Radiance, Ltd.                                     2,045,200     493,210        0.0%
    Penguin International, Ltd.                                  118,400      11,114        0.0%
    QAF, Ltd.                                                  3,738,379   3,014,087        0.0%
    Raffles Education Corp., Ltd.                             14,087,300   2,298,686        0.0%
    Religare Health Trust                                        331,500     253,624        0.0%
    Rickmers Maritime                                            906,866      68,073        0.0%
    San Teh, Ltd.                                                285,800      57,222        0.0%
    SembCorp Marine, Ltd.                                         39,100      48,308        0.0%
    SHS Holdings, Ltd.                                           302,700      60,637        0.0%
    Sim Lian Group, Ltd.                                       1,367,500     807,584        0.0%
    Sinarmas Land, Ltd.                                           75,300      26,248        0.0%
    Sing Holdings, Ltd.                                          294,900      70,112        0.0%
    Sing Investments & Finance, Ltd.                             144,600     121,893        0.0%
    Singapore Reinsurance Corp., Ltd.                          2,999,110     691,676        0.0%
    Singapura Finance, Ltd.                                      210,000     137,949        0.0%
*   Sino Grandness Food Industry Group, Ltd.                   8,512,900   3,870,719        0.0%
    Stamford Land Corp., Ltd.                                  3,839,700   1,484,088        0.0%
    Sunningdale Tech, Ltd.                                     2,292,480   1,960,091        0.0%
*   SunVic Chemical Holdings, Ltd.                             6,015,100     472,048        0.0%
*   Swiber Holdings, Ltd.                                     11,239,250   1,583,933        0.0%
    Swissco Holdings, Ltd.                                        58,700       7,817        0.0%
    Tat Hong Holdings, Ltd.                                    2,878,100   1,281,379        0.0%
    Tiong Woon Corp. Holding, Ltd.                             3,852,750     649,311        0.0%
    Tuan Sing Holdings, Ltd.                                  17,643,475   4,184,423        0.1%
    UMS Holdings, Ltd.                                         3,385,550   1,559,294        0.0%
    United Engineers, Ltd.                                     9,808,732  17,017,444        0.1%
    United Industrial Corp., Ltd.                              4,074,868   8,774,075        0.1%
    UOB-Kay Hian Holdings, Ltd.                                   19,100      19,599        0.0%
*   Vard Holdings, Ltd.                                       12,020,200   1,619,574        0.0%
    Vibrant Group, Ltd.                                          535,600     131,106        0.0%
    Wee Hur Holdings, Ltd.                                        94,000      18,520        0.0%
    Wheelock Properties Singapore, Ltd.                        2,207,100   2,547,207        0.0%
    Wing Tai Holdings, Ltd.                                   10,859,154  15,115,472        0.1%
    Yeo Hiap Seng, Ltd.                                          877,157     844,816        0.0%
    YHI International, Ltd.                                       15,500       3,971        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SINGAPORE -- (Continued)
*   Yongnam Holdings, Ltd.                                      359,950 $     93,378        0.0%
                                                                        ------------        ---
TOTAL SINGAPORE                                                          188,858,413        1.5%
                                                                        ------------        ---
SPAIN -- (2.6%)
    Acciona SA                                                  645,432   51,796,874        0.4%
#   Acerinox SA                                               3,103,799   36,777,506        0.3%
#   Adveo Group International SA                                 82,666      434,987        0.0%
    Almirall SA                                                  99,828    1,643,377        0.0%
    Applus Services SA                                          199,050    1,841,766        0.0%
    Azkoyen SA                                                    3,246       15,870        0.0%
    Banco Popular Espanol SA                                  3,250,509    8,863,086        0.1%
    Bankinter SA                                              4,062,993   31,011,997        0.2%
*   Baron de Ley                                                 21,527    2,517,524        0.0%
#*  Caja de Ahorros del Mediterraneo                            298,813           --        0.0%
#*  Cementos Portland Valderrivas SA                            201,751    1,408,011        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                19,547    6,350,109        0.1%
*   Deoleo SA                                                    59,030       14,860        0.0%
#   Duro Felguera SA                                            261,264      471,300        0.0%
    Ebro Foods SA                                             1,330,245   30,183,417        0.2%
    Elecnor SA                                                   23,373      211,193        0.0%
    Ence Energia y Celulosa SA                                3,857,585   11,162,143        0.1%
*   Ercros SA                                                 1,441,246    1,021,593        0.0%
*   Espanola del Zinc SA                                         53,703           --        0.0%
    Fluidra SA                                                  243,320    1,072,432        0.0%
*   Fomento de Construcciones y Contratas SA                    252,915    2,201,626        0.0%
    Gamesa Corp. Tecnologica SA                               3,555,091   70,205,768        0.6%
    Grupo Catalana Occidente SA                                 310,851    9,861,387        0.1%
    Iberpapel Gestion SA                                        105,159    2,219,561        0.0%
#*  Indra Sistemas SA                                           649,521    7,627,643        0.1%
*   Liberbank SA                                                700,525      843,909        0.0%
#   Melia Hotels International SA                             1,031,527   13,015,839        0.1%
    Miquel y Costas & Miquel SA                                  37,252    1,509,325        0.0%
*   NH Hotel Group SA                                         3,076,036   14,847,082        0.1%
    Nmas1 Dinamia SA                                             43,006      386,751        0.0%
#   Obrascon Huarte Lain SA                                   3,123,505   22,198,547        0.2%
    Papeles y Cartones de Europa SA                           1,081,153    6,706,675        0.1%
*   Pescanova SA                                                338,483           --        0.0%
*   Realia Business SA                                           84,487      106,997        0.0%
#   Sacyr SA                                                  6,670,042   14,246,194        0.1%
*   Sociedad Nacional de Industrias Apicaciones Celulosa
      Espanola SA                                               370,644      181,646        0.0%
#*  Solaria Energia y Medio Ambiente SA                         416,233      324,744        0.0%
#   Tubacex SA                                                1,087,183    2,838,432        0.0%
    Tubos Reunidos SA                                           177,490      144,385        0.0%
*   Vocento SA                                                   53,709       85,283        0.0%
                                                                        ------------        ---
TOTAL SPAIN                                                              356,349,839        2.8%
                                                                        ------------        ---
SWEDEN -- (3.1%)
    AAK AB                                                          177       13,387        0.0%
    Acando AB                                                 1,166,912    2,499,465        0.0%
    AddNode Group AB                                             37,990      248,957        0.0%
    AF AB Class B                                               354,179    6,074,951        0.1%
*   Arise AB                                                     42,853       84,836        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SWEDEN -- (Continued)
    B&B Tools AB Class B                                        354,721 $ 7,138,164        0.1%
    Beijer Ref AB Class B                                       175,564   3,981,542        0.0%
    Bilia AB Class A                                            730,849  17,504,026        0.2%
    BillerudKorsnas AB                                        2,623,293  40,795,656        0.3%
    Biotage AB                                                  847,194   2,840,312        0.0%
    Bjorn Borg AB                                               135,775     577,286        0.0%
    Bulten AB                                                   282,338   2,697,538        0.0%
    Bure Equity AB                                            1,183,157  10,319,432        0.1%
    Catena AB                                                    89,222   1,373,814        0.0%
    Cloetta AB Class B                                        4,093,922  13,779,213        0.1%
    Com Hem Holding AB                                          346,797   3,078,144        0.0%
    Concentric AB                                               371,310   4,208,751        0.0%
    Concordia Maritime AB Class B                               478,650     957,221        0.0%
*   Doro AB                                                     236,759   2,153,360        0.0%
    Duni AB                                                     256,654   3,737,390        0.0%
*   East Capital Explorer AB                                     62,185     472,425        0.0%
*   Eltel AB                                                     36,199     433,854        0.0%
*   Eniro AB                                                  9,043,491     805,251        0.0%
    Granges AB                                                  298,930   2,207,143        0.0%
    Gunnebo AB                                                  689,097   3,799,439        0.0%
    Haldex AB                                                 1,170,266   9,920,255        0.1%
    Holmen AB Class B                                         1,365,261  47,077,595        0.4%
    Inwido AB                                                   235,029   2,960,980        0.0%
    KappAhl AB                                                  960,206   3,989,578        0.0%
    KNOW IT AB                                                  255,872   1,841,822        0.0%
    Lagercrantz Group AB Class B                                550,370   5,087,862        0.1%
    Lindab International AB                                   1,273,665  10,147,896        0.1%
    Loomis AB Class B                                           144,600   4,016,582        0.0%
    Meda AB Class A                                           1,038,016  19,182,555        0.2%
*   Medivir AB Class B                                          274,231   1,898,628        0.0%
    Mekonomen AB                                                 22,302     567,332        0.0%
    Modern Times Group MTG AB Class B                           193,931   5,822,475        0.1%
    MQ Holding AB                                               498,679   2,483,343        0.0%
    Mycronic AB                                               1,183,280   9,253,723        0.1%
*   Net Insight AB Class B                                    3,384,976   2,658,434        0.0%
    New Wave Group AB Class B                                 1,176,195   5,423,729        0.1%
    Nobia AB                                                    421,508   4,813,559        0.1%
    Nolato AB Class B                                           141,523   3,825,413        0.0%
    Nordnet AB Class B                                          260,164     895,746        0.0%
    Opus Group AB                                               834,267     451,763        0.0%
    Peab AB                                                   3,737,261  31,231,735        0.3%
    Proact IT Group AB                                           19,673     303,769        0.0%
    Ratos AB Class B                                          1,988,828  11,645,007        0.1%
    Recipharm AB Class B                                         61,099   1,024,161        0.0%
    Rezidor Hotel Group AB                                      205,927     873,335        0.0%
    Rottneros AB                                                138,984     117,148        0.0%
    Saab AB Class B                                           1,160,690  39,756,280        0.3%
*   SAS AB                                                    4,815,982  13,799,792        0.1%
    Scandi Standard AB                                            1,380       9,755        0.0%
    Semcon AB                                                    65,084     314,966        0.0%
    SkiStar AB                                                   78,820   1,093,214        0.0%
*   SSAB AB Class A(B17H0S8)                                    810,839   3,416,323        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SWEDEN -- (Continued)
#*  SSAB AB Class A(BPRBWK4)                                    892,749 $  3,795,851        0.0%
*   SSAB AB Class B(B17H3F6)                                    125,179      434,503        0.0%
*   SSAB AB Class B(BPRBWM6)                                  2,243,471    7,818,434        0.1%
*   Swedish Orphan Biovitrum AB                                 256,655    3,748,991        0.0%
    Systemair AB                                                 30,392      387,667        0.0%
    Transcom Worldwide AB                                       117,962      920,439        0.0%
    Trelleborg AB Class B                                     1,998,818   36,502,358        0.3%
                                                                        ------------        ---
TOTAL SWEDEN                                                             431,294,555        3.4%
                                                                        ------------        ---
SWITZERLAND -- (4.2%)
*   AFG Arbonia-Forster Holding AG                              671,231    9,349,020        0.1%
    Allreal Holding AG                                          191,715   26,725,883        0.2%
#   Alpiq Holding AG                                             22,645    1,513,633        0.0%
    ALSO Holding AG                                              12,344      878,444        0.0%
    Aryzta AG                                                   315,904   12,287,445        0.1%
    Autoneum Holding AG                                           6,976    1,666,090        0.0%
    Baloise Holding AG                                          422,896   52,420,679        0.4%
    Bank Coop AG                                                 23,362      998,375        0.0%
    Banque Cantonale de Geneve                                   13,346    4,078,341        0.0%
    Banque Cantonale du Jura SA                                   7,739      452,671        0.0%
    Banque Cantonale Vaudoise                                    16,898   11,667,469        0.1%
    Basler Kantonalbank                                           7,646      550,628        0.0%
    Bell AG                                                       6,530    2,585,315        0.0%
    Bellevue Group AG                                            85,177    1,256,112        0.0%
#   Berner Kantonalbank AG                                       14,815    3,037,119        0.0%
    Bobst Group SA                                              205,405   11,222,182        0.1%
    Carlo Gavazzi Holding AG                                      7,421    1,742,039        0.0%
    Cham Paper Holding AG                                        11,009    3,328,741        0.0%
*   Charles Voegele Holding AG                                  177,808    1,139,759        0.0%
#*  Cicor Technologies                                           11,875      305,771        0.0%
    Cie Financiere Tradition SA                                  10,513      720,422        0.0%
    Coltene Holding AG                                           50,314    3,149,101        0.0%
    Conzzeta AG                                                  17,341   11,204,251        0.1%
    Daetwyler Holding AG                                        114,531   17,038,217        0.1%
    EFG International AG                                        853,712    5,336,680        0.1%
    Emmi AG                                                      37,388   22,413,467        0.2%
    Energiedienst Holding AG                                      3,690       87,321        0.0%
    Feintool International Holding AG                               136       13,764        0.0%
    Flughafen Zuerich AG                                         30,883   28,371,172        0.2%
    Forbo Holding AG                                              7,330    8,931,270        0.1%
    GAM Holding AG                                            2,050,114   26,784,676        0.2%
    Georg Fischer AG                                             13,633   11,083,946        0.1%
    Gurit Holding AG                                             10,484    6,637,505        0.1%
    Helvetia Holding AG                                         179,222   96,527,152        0.8%
    HOCHDORF Holding AG                                           9,750    1,947,306        0.0%
    Huber & Suhner AG                                            60,958    2,990,483        0.0%
    Implenia AG                                                 274,469   18,324,799        0.2%
    Intershop Holding AG                                          4,313    2,023,924        0.0%
    Jungfraubahn Holding AG                                       9,662    1,028,350        0.0%
    Kardex AG                                                    38,231    3,085,661        0.0%
    Komax Holding AG                                             10,208    2,257,384        0.0%
    Kudelski SA                                                 256,893    4,383,336        0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
SWITZERLAND -- (Continued)
*   Kuoni Reisen Holding AG                                       1,493 $    574,291        0.0%
    Liechtensteinische Landesbank AG                             63,196    2,616,503        0.0%
#   Luzerner Kantonalbank AG                                      6,526    2,801,765        0.0%
    MCH Group AG                                                  7,768      516,731        0.0%
    Metall Zug AG                                                    78      239,264        0.0%
#*  Meyer Burger Technology AG                                  470,411    2,160,711        0.0%
    Mikron Holding AG                                            27,698      179,329        0.0%
    Mobimo Holding AG                                            51,299   11,754,325        0.1%
    OC Oerlikon Corp. AG                                      1,622,226   15,693,558        0.1%
*   Orascom Development Holding AG                               87,809      753,256        0.0%
#*  Orell Fuessli Holding AG                                        356       46,237        0.0%
    Orior AG                                                     33,729    2,154,748        0.0%
    Phoenix Mecano AG                                             1,376      676,040        0.0%
*   Plazza AG                                                    14,793    3,192,419        0.0%
    Rieter Holding AG                                            10,402    2,156,249        0.0%
    Romande Energie Holding SA                                    3,925    4,354,215        0.1%
*   Schmolz + Bickenbach AG                                   9,784,275    7,148,875        0.1%
    Schweiter Technologies AG                                     2,794    2,642,744        0.0%
    SFS Group AG                                                 31,787    2,289,200        0.0%
    Siegfried Holding AG                                         30,561    5,732,591        0.1%
    St Galler Kantonalbank AG Class A                            27,926   11,568,248        0.1%
#   Sulzer AG                                                   266,897   24,363,765        0.2%
    Swissquote Group Holding SA                                  20,739      514,871        0.0%
    Tamedia AG                                                    8,201    1,322,210        0.0%
    Thurgauer Kantonalbank                                        1,438      128,164        0.0%
    Valiant Holding AG                                          156,996   17,420,990        0.2%
    Valora Holding AG                                            65,870   16,088,347        0.1%
    Vaudoise Assurances Holding SA                               22,741   11,870,426        0.1%
    Vetropack Holding AG                                          1,049    1,640,373        0.0%
    Vontobel Holding AG                                         183,727    7,967,101        0.1%
    VP Bank AG                                                   11,872    1,158,838        0.0%
    Walliser Kantonalbank                                           304       24,789        0.0%
*   Zehnder Group AG                                             77,777    3,290,572        0.0%
    Zug Estates Holding AG Class B                                  429      710,977        0.0%
    Zuger Kantonalbank AG                                           104      535,479        0.0%
                                                                        ------------        ---
TOTAL SWITZERLAND                                                        587,834,104        4.6%
                                                                        ------------        ---
UNITED KINGDOM -- (14.1%)
    Aberdeen Asset Management P.L.C.                            828,513    3,624,609        0.0%
    Acacia Mining P.L.C.                                      2,486,904   12,765,630        0.1%
    Acal P.L.C.                                                 571,140    2,199,339        0.0%
#   Afren P.L.C.                                              2,935,351          879        0.0%
    Aggreko P.L.C.                                              195,956    3,119,116        0.0%
    Alumasc Group P.L.C. (The)                                  555,998    1,376,746        0.0%
    Amec Foster Wheeler P.L.C.                                1,838,728   13,323,905        0.1%
    Anglo American P.L.C.                                       132,100    1,477,574        0.0%
    Anglo Pacific Group P.L.C.                                  966,331    1,066,776        0.0%
    Anglo-Eastern Plantations P.L.C.                            226,954    1,675,675        0.0%
    Ashtead Group P.L.C.                                        594,510    7,906,630        0.1%
    Avesco Group P.L.C.                                          45,862      143,135        0.0%
*   Balfour Beatty P.L.C.                                        25,814       90,198        0.0%
    Barratt Developments P.L.C.                               4,529,219   35,270,825        0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
UNITED KINGDOM -- (Continued)
    BBA Aviation P.L.C.                                        3,169,533 $  9,280,930        0.1%
    Beazley P.L.C.                                            13,185,017   62,843,812        0.5%
    Bellway P.L.C.                                             3,313,114  118,633,480        0.9%
    Berendsen P.L.C.                                             459,101    7,932,202        0.1%
    Berkeley Group Holdings P.L.C.                               146,641    6,425,882        0.1%
    BGEO Group P.L.C.                                            217,976    7,304,203        0.1%
    Bloomsbury Publishing P.L.C.                                  95,957      217,741        0.0%
    Bodycote P.L.C.                                            5,105,659   44,570,730        0.4%
    Bovis Homes Group P.L.C.                                   3,964,970   50,603,237        0.4%
    Braemar Shipping Services P.L.C.                              21,922      144,485        0.0%
    Brammer P.L.C.                                                22,783       58,093        0.0%
    British Polythene Industries P.L.C.                          300,655    3,077,084        0.0%
*   Cairn Energy P.L.C.                                          599,587    1,965,827        0.0%
    Cambian Group P.L.C.                                          84,068       75,086        0.0%
    Camellia P.L.C.                                                1,353      159,663        0.0%
    Cape P.L.C.                                                  300,144    1,009,462        0.0%
    Carclo P.L.C.                                                114,055      247,648        0.0%
#   Carillion P.L.C.                                           9,049,319   38,949,681        0.3%
    Carr's Group P.L.C.                                          459,209      989,987        0.0%
    Castings P.L.C.                                              425,223    3,075,377        0.0%
    Centamin P.L.C.                                           20,804,556   36,790,691        0.3%
    Centaur Media P.L.C.                                         119,106       92,413        0.0%
    Chemring Group P.L.C.                                      1,527,531    3,191,932        0.0%
    Chesnara P.L.C.                                              563,505    2,513,159        0.0%
    Clarkson P.L.C.                                               20,834      727,612        0.0%
    Close Brothers Group P.L.C.                                1,960,734   34,773,070        0.3%
    Communisis P.L.C.                                          2,231,818    1,387,314        0.0%
    Computacenter P.L.C.                                       1,575,540   19,219,241        0.2%
    Countrywide P.L.C.                                           574,774    2,988,367        0.0%
    Cranswick P.L.C.                                              51,731    1,693,631        0.0%
    Crest Nicholson Holdings P.L.C.                              353,863    2,700,303        0.0%
    Creston P.L.C.                                               187,426      287,502        0.0%
    Daejan Holdings P.L.C.                                        67,411    5,535,684        0.0%
    Dairy Crest Group P.L.C.                                     707,283    5,840,028        0.1%
    Debenhams P.L.C.                                          11,345,007   13,029,173        0.1%
*   Dialight P.L.C.                                                3,475       28,820        0.0%
    Dixons Carphone P.L.C.                                     5,689,656   35,417,810        0.3%
#   Drax Group P.L.C.                                          3,010,224   14,078,257        0.1%
    DS Smith P.L.C.                                            8,524,227   47,542,090        0.4%
    Electrocomponents P.L.C.                                      89,165      336,645        0.0%
    Elementis P.L.C.                                           2,755,610    8,695,827        0.1%
#*  EnQuest P.L.C.                                             1,421,278      835,885        0.0%
*   Enterprise Inns P.L.C.                                    11,289,446   14,319,091        0.1%
*   Evraz P.L.C.                                               4,118,061    8,550,486        0.1%
    Fenner P.L.C.                                                874,763    1,840,821        0.0%
    Ferrexpo P.L.C.                                            1,216,347      668,220        0.0%
*   Findel P.L.C.                                                 10,667       26,507        0.0%
*   Firstgroup P.L.C.                                         12,545,713   18,337,156        0.1%
*   Flybe Group P.L.C.                                           221,542      190,606        0.0%
    Fuller Smith & Turner P.L.C. Class A                           2,032       30,794        0.0%
*   Future P.L.C.                                              1,700,000      214,050        0.0%
    Galliford Try P.L.C.                                       1,078,301   20,157,588        0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
UNITED KINGDOM -- (Continued)
    Gem Diamonds, Ltd.                                         2,137,341 $ 4,239,627        0.0%
    Grafton Group P.L.C.                                       2,774,443  28,054,013        0.2%
    Greene King P.L.C.                                         6,891,783  82,480,955        0.6%
    Gulf Marine Services P.L.C.                                   15,258      10,938        0.0%
    GVC Holdings P.L.C.                                          743,522   5,886,354        0.1%
    Halfords Group P.L.C.                                         61,785     381,270        0.0%
    Harvey Nash Group P.L.C.                                     643,358     677,079        0.0%
*   Harworth Group P.L.C.                                      1,041,912     156,051        0.0%
    Headlam Group P.L.C.                                          41,699     292,616        0.0%
    Helical Bar P.L.C.                                         2,422,382  13,594,203        0.1%
    Henry Boot P.L.C.                                          1,118,873   3,334,462        0.0%
    Hiscox, Ltd.                                               7,439,820  98,062,344        0.8%
*   Hochschild Mining P.L.C.                                     561,768   1,282,625        0.0%
    Home Retail Group P.L.C.                                  17,574,564  43,867,693        0.3%
    Hunting P.L.C.                                             1,662,715   8,936,908        0.1%
    Huntsworth P.L.C.                                          2,879,017   1,806,545        0.0%
*   Imagination Technologies Group P.L.C.                         27,056      61,630        0.0%
    Inchcape P.L.C.                                            7,454,059  73,936,863        0.6%
    Intermediate Capital Group P.L.C.                          2,062,647  18,542,721        0.2%
*   International Ferro Metals, Ltd.                           1,703,051       8,461        0.0%
    International Personal Finance P.L.C.                        340,636   1,332,196        0.0%
    Interserve P.L.C.                                          1,244,229   7,774,920        0.1%
*   IP Group P.L.C.                                              437,925   1,100,850        0.0%
*   Jimmy Choo P.L.C.                                              8,814      15,735        0.0%
    John Laing Group P.L.C.                                       41,595     129,110        0.0%
    John Wood Group P.L.C.                                     5,984,911  54,750,403        0.4%
*   Johnston Press P.L.C.                                         65,258      39,098        0.0%
    JRP Group P.L.C.                                              75,728     152,330        0.0%
*   KAZ Minerals P.L.C.                                        1,751,841   4,391,971        0.0%
    Keller Group P.L.C.                                          984,447  12,706,609        0.1%
    Kier Group P.L.C.                                             12,427     216,367        0.0%
    Laird P.L.C.                                               3,801,013  19,350,165        0.2%
*   Lamprell P.L.C.                                            1,559,627   1,978,541        0.0%
    Lancashire Holdings, Ltd.                                  3,736,490  30,033,247        0.2%
    Lavendon Group P.L.C.                                      1,963,514   3,980,469        0.0%
    Lookers P.L.C.                                               558,918   1,139,091        0.0%
    Low & Bonar P.L.C.                                         3,360,710   3,043,133        0.0%
    Man Group P.L.C.                                          26,341,969  56,977,144        0.5%
    Management Consulting Group P.L.C.                         3,226,992     765,675        0.0%
    Marshalls P.L.C.                                           1,495,697   7,016,435        0.1%
    Marston's P.L.C.                                          14,277,627  29,994,778        0.2%
    Mears Group P.L.C.                                           146,652     852,798        0.0%
    Meggitt P.L.C.                                             4,131,317  24,838,940        0.2%
    Melrose Industries P.L.C.                                  2,059,098  11,250,733        0.1%
    Millennium & Copthorne Hotels P.L.C.                       4,639,102  31,229,303        0.2%
    Mitchells & Butlers P.L.C.                                 5,730,384  22,503,081        0.2%
    MJ Gleeson P.L.C.                                            621,206   5,093,078        0.0%
    Mondi P.L.C.                                                 240,404   4,604,830        0.0%
    Morgan Sindall Group P.L.C.                                  116,133   1,362,809        0.0%
*   Mothercare P.L.C.                                            200,293     357,046        0.0%
    N Brown Group P.L.C.                                         307,010   1,203,514        0.0%
    National Express Group P.L.C.                              6,022,295  28,599,874        0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
UNITED KINGDOM -- (Continued)
*   New World Resources P.L.C. Class A                            32,193 $       123        0.0%
    Northgate P.L.C.                                           2,692,460  15,889,937        0.1%
    Novae Group P.L.C.                                           754,755   8,837,382        0.1%
    Paragon Group of Cos. P.L.C. (The)                           909,558   3,955,033        0.0%
    Pendragon P.L.C.                                           7,045,650   3,503,378        0.0%
    Persimmon P.L.C.                                           2,092,699  60,868,415        0.5%
    Petra Diamonds, Ltd.                                         286,293     494,640        0.0%
#*  Petropavlovsk P.L.C.                                       9,128,863   1,108,695        0.0%
    Pets at Home Group P.L.C.                                     43,275     153,541        0.0%
    Phoenix Group Holdings                                     2,764,750  34,788,015        0.3%
*   Premier Foods P.L.C.                                      14,922,339   8,522,273        0.1%
*   Premier Oil P.L.C.                                         1,359,670   1,471,216        0.0%
*   Punch Taverns P.L.C.                                         411,871     680,074        0.0%
    Randgold Resources, Ltd.                                         478      47,747        0.0%
    Redrow P.L.C.                                              5,753,467  32,220,649        0.3%
*   Renold P.L.C.                                              1,004,885     616,574        0.0%
    RPS Group P.L.C.                                           1,761,428   4,489,200        0.0%
    S&U P.L.C.                                                     3,573     111,183        0.0%
    Saga P.L.C.                                                  159,058     487,457        0.0%
    SDL P.L.C.                                                   252,971   1,498,895        0.0%
    Severfield P.L.C.                                            272,015     207,500        0.0%
    Shanks Group P.L.C.                                        6,681,810   7,832,727        0.1%
    SIG P.L.C.                                                15,920,589  31,568,078        0.3%
    Soco International P.L.C.                                  1,186,741   2,569,909        0.0%
    Spectris P.L.C.                                               16,167     431,326        0.0%
    Speedy Hire P.L.C.                                         3,449,629   1,854,364        0.0%
    Spire Healthcare Group P.L.C.                                313,317   1,502,436        0.0%
    Spirent Communications P.L.C.                              1,934,318   2,218,867        0.0%
*   Sportech P.L.C.                                              171,230     162,516        0.0%
    St. Ives P.L.C.                                            2,260,557   3,709,187        0.0%
    St. Modwen Properties P.L.C.                               4,093,222  18,314,476        0.1%
    Stobart Group, Ltd.                                           28,475      42,910        0.0%
    Stock Spirits Group P.L.C.                                   273,496     644,736        0.0%
    Taylor Wimpey P.L.C.                                      21,266,727  57,368,195        0.5%
*   Thomas Cook Group P.L.C.                                  10,976,898  14,192,811        0.1%
    Travis Perkins P.L.C.                                      1,240,839  33,570,855        0.3%
    Treatt P.L.C.                                                118,770     316,786        0.0%
    Trifast P.L.C.                                               888,236   1,762,364        0.0%
    Trinity Mirror P.L.C.                                      6,779,243  11,201,998        0.1%
    TT Electronics P.L.C.                                      2,612,621   5,921,019        0.1%
    TUI AG                                                     2,457,121  35,665,405        0.3%
    Tullett Prebon P.L.C.                                      1,875,827   9,299,653        0.1%
    Tyman P.L.C.                                                  73,274     311,580        0.0%
    U & I Group P.L.C.                                         2,299,499   6,686,191        0.1%
    Vedanta Resources P.L.C.                                     107,032     660,465        0.0%
    Vesuvius P.L.C.                                            6,055,053  28,547,555        0.2%
    Virgin Money Holdings UK P.L.C.                              293,219   1,567,703        0.0%
    Vitec Group P.L.C. (The)                                       1,466      11,706        0.0%
    Vp P.L.C.                                                    303,116   3,193,357        0.0%
#   Weir Group P.L.C. (The)                                      600,727  10,552,151        0.1%
*   William Ransom & Son Holding P.L.C.                           65,000          --        0.0%
    Wireless Group P.L.C.                                         11,684      30,877        0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                  SHARES        VALUE++      ASSETS**
                                                                ----------- --------------- ----------
UNITED KINGDOM -- (Continued)
*     Wizz Air Holdings P.L.C.                                          633 $        17,433        0.0%
*     Xchanging P.L.C.                                            1,461,801       4,039,396        0.0%
                                                                            ---------------      -----
TOTAL UNITED KINGDOM                                                          1,973,765,010       15.4%
                                                                            ---------------      -----
UNITED STATES -- (0.0%)
*     Aralez Pharmaceuticals, Inc.                                   22,869          89,418        0.0%
                                                                            ---------------      -----
TOTAL COMMON STOCKS                                                          12,616,356,368       98.2%
                                                                            ---------------      -----
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
      Biotest AG                                                      5,986         108,758        0.0%
#     Draegerwerk AG & Co. KGaA                                      71,080       4,723,175        0.0%
      STO SE & Co. KGaA                                               5,501         679,382        0.0%
                                                                            ---------------      -----
TOTAL GERMANY                                                                     5,511,315        0.0%
                                                                            ---------------      -----
TOTAL PREFERRED STOCKS                                                            5,511,315        0.0%
                                                                            ---------------      -----
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights                                            41,929              --        0.0%
                                                                            ---------------      -----
GERMANY -- (0.0%)
#*    Manz AG Rights 5/19/16                                         28,576          31,085        0.0%
                                                                            ---------------      -----
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 4/24/17                    122,684          22,143        0.0%
*     China Billion Resources, Ltd. Rights 5/16/16               64,707,136              --        0.0%
*     Glorious Sun Enterprises, Ltd. Rights 5/9/16                  104,000           1,207        0.0%
*     Grande Holdings, Ltd. (The) Rights 4/29/16                  7,705,000              --        0.0%
*     International Standard Resources Holdings, Ltd. Warrants
        11/30/16                                                  3,030,500          21,878        0.0%
                                                                            ---------------      -----
TOTAL HONG KONG                                                                      45,228        0.0%
                                                                            ---------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                  1,120,039              --        0.0%
                                                                            ---------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                       3,975,680         472,996        0.0%
                                                                            ---------------      -----
TOTAL RIGHTS/WARRANTS                                                               549,309        0.0%
                                                                            ---------------      -----
TOTAL INVESTMENT SECURITIES                                                  12,622,416,992
                                                                            ---------------

                                                                                VALUE+
                                                                            ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund                            114,916,154   1,329,579,905       10.4%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,925,033,172)                        $13,951,996,897      108.6%
                                                                            ===============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                  LEVEL 1         LEVEL 2      LEVEL 3      TOTAL
                               -------------- ---------------  ------- ---------------
Common Stocks
   Australia                               -- $   920,695,273    --    $   920,695,273
   Austria                                 --     139,265,471    --        139,265,471
   Belgium                                 --     173,769,800    --        173,769,800
   Canada                      $1,102,859,801         617,351    --      1,103,477,152
   China                                   --       1,860,319    --          1,860,319
   Denmark                                 --     207,932,569    --        207,932,569
   Finland                                 --     342,291,570    --        342,291,570
   France                                  --     599,419,516    --        599,419,516
   Germany                                 --     927,592,219    --        927,592,219
   Greece                                  --           1,967    --              1,967
   Hong Kong                        2,406,667     377,464,593    --        379,871,260
   Ireland                                 --      55,053,293    --         55,053,293
   Israel                                  --      81,041,593    --         81,041,593
   Italy                                   --     533,363,455    --        533,363,455
   Japan                           15,694,545   3,046,875,972    --      3,062,570,517
   Netherlands                             --     345,358,909    --        345,358,909
   New Zealand                             --      74,910,799    --         74,910,799
   Norway                                  --      90,946,238    --         90,946,238
   Portugal                                --      38,743,109    --         38,743,109
   Singapore                               --     188,858,413    --        188,858,413
   Spain                              181,646     356,168,193    --        356,349,839
   Sweden                                  --     431,294,555    --        431,294,555
   Switzerland                        574,291     587,259,813    --        587,834,104
   United Kingdom                          --   1,973,765,010    --      1,973,765,010
   United States                       89,418              --    --             89,418
Preferred Stocks
   Germany                                 --       5,511,315    --          5,511,315
Rights/Warrants
   Austria                                 --              --    --                 --
   Germany                                 --          31,085    --             31,085
   Hong Kong                               --          45,228    --             45,228
   Norway                                  --              --    --                 --
   Singapore                               --         472,996    --            472,996
Securities Lending Collateral              --   1,329,579,905    --      1,329,579,905
Futures Contracts**                 5,699,896              --    --          5,699,896
Forward Currency Contracts**               --          (1,201)   --             (1,201)
                               -------------- ---------------    --    ---------------
TOTAL                          $1,127,506,264 $12,830,189,328    --    $13,957,695,592
                               ============== ===============    ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
COMMON STOCKS -- (89.7%)

AUSTRALIA -- (6.0%)
    Acrux, Ltd.                                                  41,436 $   19,364        0.0%
    Adelaide Brighton, Ltd.                                     138,518    541,873        0.1%
*   AED Oil, Ltd.                                                28,704         --        0.0%
#   Ainsworth Game Technology, Ltd.                              52,972     93,579        0.0%
*   Alkane Resources, Ltd.                                        6,922      1,100        0.0%
#   ALS, Ltd.                                                   176,797    623,888        0.1%
    Altium, Ltd.                                                 28,177    131,140        0.0%
#   Alumina, Ltd.                                             1,594,312  1,800,316        0.1%
    Alumina, Ltd. Sponsored ADR                                     900      4,023        0.0%
    AMA Group, Ltd.                                              36,202     25,787        0.0%
    Amcor, Ltd.                                                  59,263    690,940        0.1%
    AMP, Ltd.                                                   314,443  1,397,229        0.1%
    Ansell, Ltd.                                                 32,584    491,798        0.0%
    AP Eagers, Ltd.                                              17,278    141,424        0.0%
*   APN News & Media, Ltd.                                      286,781    133,975        0.0%
#   ARB Corp., Ltd.                                              20,754    253,276        0.0%
    Ardent Leisure Group                                         10,428     17,121        0.0%
    Aristocrat Leisure, Ltd.                                     70,496    532,924        0.1%
#*  Arrium, Ltd.                                              1,567,926     26,228        0.0%
#   Asaleo Care, Ltd.                                            38,368     57,160        0.0%
    Asciano, Ltd.                                               331,380  2,221,538        0.1%
*   ASG Group, Ltd.                                             116,867     97,601        0.0%
    ASX, Ltd.                                                     5,464    180,868        0.0%
#   AUB Group, Ltd.                                              13,333     88,105        0.0%
    Aurizon Holdings, Ltd.                                      174,244    562,947        0.1%
*   Ausdrill, Ltd.                                               89,820     31,977        0.0%
#   AusNet Services                                             119,985    139,583        0.0%
    Austal, Ltd.                                                 41,615     49,019        0.0%
    Australia & New Zealand Banking Group, Ltd.                 214,260  3,927,369        0.2%
#*  Australian Agricultural Co., Ltd.                           248,290    269,849        0.0%
    Australian Pharmaceutical Industries, Ltd.                  156,683    232,746        0.0%
    Auswide Bank, Ltd.                                            3,475     13,608        0.0%
    Automotive Holdings Group, Ltd.                             146,612    435,152        0.0%
#   Aveo Group                                                   55,261    143,085        0.0%
#*  AWE, Ltd.                                                   336,835    175,754        0.0%
#   Bank of Queensland, Ltd.                                    192,544  1,637,302        0.1%
    Beach Energy, Ltd.                                        1,027,143    570,430        0.1%
#   Beadell Resources, Ltd.                                     414,541     98,832        0.0%
#   Bega Cheese, Ltd.                                            25,909    120,713        0.0%
#   Bellamy's Australia, Ltd.                                     9,773     74,544        0.0%
    Bendigo & Adelaide Bank, Ltd.                               195,553  1,376,649        0.1%
    BHP Billiton, Ltd.                                          314,531  4,912,011        0.3%
    BHP Billiton, Ltd. Sponsored ADR                             69,264  2,170,734        0.1%
    BigAir Group, Ltd.                                           18,860      8,369        0.0%
*   Billabong International, Ltd.                                53,855     55,622        0.0%
#   Blackmores, Ltd.                                              3,596    437,926        0.0%
    BlueScope Steel, Ltd.                                       367,496  1,794,245        0.1%
*   Boart Longyear, Ltd.                                        161,114     11,466        0.0%
    Boral, Ltd.                                                 420,360  2,045,949        0.1%
*   Bradken, Ltd.                                                97,128     66,791        0.0%
    Brambles, Ltd.                                               80,792    763,096        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
AUSTRALIA -- (Continued)
    Breville Group, Ltd.                                         32,602 $  202,902        0.0%
    Brickworks, Ltd.                                             29,613    343,950        0.0%
*   Broadspectrum, Ltd.                                         259,153    289,255        0.0%
    BT Investment Management, Ltd.                               27,770    207,468        0.0%
    Burson Group, Ltd.                                           16,413     61,904        0.0%
#*  Buru Energy, Ltd.                                            48,867      7,218        0.0%
#   Cabcharge Australia, Ltd.                                    76,619    186,597        0.0%
    Caltex Australia, Ltd.                                        9,675    237,455        0.0%
#   Cardno, Ltd.                                                 61,211     51,438        0.0%
*   Carnarvon Petroleum, Ltd.                                   105,419      7,098        0.0%
#   carsales.com, Ltd.                                           56,024    499,014        0.0%
#   Cash Converters International, Ltd.                         319,509    118,713        0.0%
    Cedar Woods Properties, Ltd.                                 30,546     98,753        0.0%
    Challenger, Ltd.                                            254,723  1,723,046        0.1%
    CIMIC Group, Ltd.                                            18,581    502,542        0.0%
    Cleanaway Waste Management, Ltd.                          1,018,583    608,260        0.1%
*   Coal of Africa, Ltd.                                         24,372        691        0.0%
    Coca-Cola Amatil, Ltd.                                       42,962    279,896        0.0%
    Cochlear, Ltd.                                                4,240    346,816        0.0%
#   Collection House, Ltd.                                       10,855      9,549        0.0%
#   Collins Foods, Ltd.                                          27,319     83,327        0.0%
    Commonwealth Bank of Australia                               26,947  1,504,370        0.1%
    Computershare, Ltd.                                          32,124    245,905        0.0%
#   Corporate Travel Management, Ltd.                             7,047     75,984        0.0%
#   Cover-More Group, Ltd.                                       42,479     44,944        0.0%
    Credit Corp. Group, Ltd.                                      7,541     57,794        0.0%
    Crown Resorts, Ltd.                                          15,532    138,610        0.0%
#   CSG, Ltd.                                                    87,020     92,108        0.0%
    CSR, Ltd.                                                   304,816    787,019        0.1%
    Decmil Group, Ltd.                                           71,423     41,444        0.0%
#*  Dick Smith Holdings, Ltd.                                    22,957         --        0.0%
    Domino's Pizza Enterprises, Ltd.                             17,144    802,965        0.1%
    Downer EDI, Ltd.                                            252,168    707,966        0.1%
    DUET Group                                                  175,498    299,843        0.0%
    DuluxGroup, Ltd.                                             99,568    482,226        0.0%
*   Elders, Ltd.                                                 13,008     33,629        0.0%
#*  Energy Resources of Australia, Ltd.                          65,369     17,121        0.0%
#*  Energy World Corp., Ltd.                                    238,480     34,265        0.0%
    EQT Holdings, Ltd.                                            3,703     42,681        0.0%
    ERM Power, Ltd.                                              53,500     58,078        0.0%
    Euroz, Ltd.                                                   1,190        695        0.0%
    Event Hospitality and Entertainment, Ltd.                    33,889    386,006        0.0%
    Evolution Mining, Ltd.                                      422,117    637,684        0.1%
    Fairfax Media, Ltd.                                       1,609,841    967,608        0.1%
*   FAR, Ltd.                                                   277,076     17,420        0.0%
    Finbar Group, Ltd.                                           18,455     11,984        0.0%
#*  Fleetwood Corp., Ltd.                                         2,933      3,767        0.0%
#   FlexiGroup, Ltd.                                            114,888    207,682        0.0%
#   Flight Centre Travel Group, Ltd.                              7,951    236,745        0.0%
#   Fortescue Metals Group, Ltd.                                868,376  2,231,721        0.1%
    G8 Education, Ltd.                                           14,499     43,158        0.0%
#   GBST Holdings, Ltd.                                           9,803     35,341        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
AUSTRALIA -- (Continued)
    Genworth Mortgage Insurance Australia, Ltd.                  15,596 $   28,166        0.0%
    GrainCorp, Ltd. Class A                                     111,917    693,737        0.1%
    Grange Resources, Ltd.                                      122,656      8,838        0.0%
#   Greencross, Ltd.                                             36,424    196,020        0.0%
#   GUD Holdings, Ltd.                                           36,346    234,707        0.0%
    GWA Group, Ltd.                                             102,660    179,369        0.0%
    Hansen Technologies, Ltd.                                    49,234    126,608        0.0%
    Harvey Norman Holdings, Ltd.                                185,775    629,134        0.1%
    Healthscope, Ltd.                                           178,350    367,311        0.0%
*   Helloworld, Ltd.                                              2,321      3,519        0.0%
    HFA Holdings, Ltd.                                           63,302    109,828        0.0%
    Hills, Ltd.                                                 108,678     18,135        0.0%
*   Horizon Oil, Ltd.                                           329,531     17,703        0.0%
    Iluka Resources, Ltd.                                        73,575    357,089        0.0%
*   Imdex, Ltd.                                                  49,768      7,754        0.0%
#   IMF Bentham, Ltd.                                            40,272     40,929        0.0%
    Incitec Pivot, Ltd.                                         634,664  1,542,316        0.1%
    Independence Group NL                                       116,227    268,552        0.0%
#*  Infigen Energy                                              164,162     89,662        0.0%
    Infomedia, Ltd.                                             135,504     60,602        0.0%
    Insurance Australia Group, Ltd.                              76,321    332,580        0.0%
    Integrated Research, Ltd.                                    14,047     23,348        0.0%
#   InvoCare, Ltd.                                               31,470    292,160        0.0%
#   IOOF Holdings, Ltd.                                          54,910    371,349        0.0%
#   IRESS, Ltd.                                                  29,113    256,372        0.0%
    iSelect, Ltd.                                                58,172     50,510        0.0%
#   iSentia Group, Ltd.                                          30,855     84,785        0.0%
    James Hardie Industries P.L.C.                               29,101    407,063        0.0%
    James Hardie Industries P.L.C. Sponsored ADR                  1,506     21,114        0.0%
#   JB Hi-Fi, Ltd.                                               26,179    435,520        0.0%
*   Karoon Gas Australia, Ltd.                                   90,113     98,907        0.0%
#*  Kingsgate Consolidated, Ltd.                                 78,969     27,457        0.0%
    LendLease Group                                             124,316  1,194,138        0.1%
*   Lynas Corp., Ltd.                                         1,823,823    103,078        0.0%
    MACA, Ltd.                                                   74,324     62,337        0.0%
*   Macmahon Holdings, Ltd.                                     971,526     77,350        0.0%
    Macquarie Atlas Roads Group                                  66,325    244,452        0.0%
    Macquarie Group, Ltd.                                        83,903  4,019,372        0.2%
    Magellan Financial Group, Ltd.                               32,196    522,276        0.0%
    Mantra Group, Ltd.                                           18,607     52,083        0.0%
    MaxiTRANS Industries, Ltd.                                   43,486     17,128        0.0%
*   Mayne Pharma Group, Ltd.                                    125,458    132,379        0.0%
    McMillan Shakespeare, Ltd.                                   22,094    205,339        0.0%
#   McPherson's, Ltd.                                            18,083     12,076        0.0%
    Medibank Pvt, Ltd.                                          162,308    386,275        0.0%
*   Medusa Mining, Ltd.                                         126,220     72,196        0.0%
    Melbourne IT, Ltd.                                           50,445     74,637        0.0%
#*  Mesoblast, Ltd.                                              26,787     44,357        0.0%
#   Metals X, Ltd.                                              102,521     80,180        0.0%
#*  Metcash, Ltd.                                               625,487    832,715        0.1%
*   Mincor Resources NL                                          60,677      9,649        0.0%
*   Mineral Deposits, Ltd.                                       28,317      6,417        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
AUSTRALIA -- (Continued)
#   Mineral Resources, Ltd.                                      86,351 $  483,420        0.0%
#   MMA Offshore, Ltd.                                           80,322     28,634        0.0%
    MNF Group, Ltd.                                               3,874     11,462        0.0%
#   Monadelphous Group, Ltd.                                     44,913    258,625        0.0%
    Mortgage Choice, Ltd.                                        37,287     47,928        0.0%
#*  Mount Gibson Iron, Ltd.                                     699,223    114,602        0.0%
#   Myer Holdings, Ltd.                                         510,863    399,892        0.0%
    MyState, Ltd.                                                 7,573     23,162        0.0%
    National Australia Bank, Ltd.                                95,889  1,967,261        0.1%
#   Navitas, Ltd.                                                71,507    276,990        0.0%
*   Nearmap, Ltd.                                               122,963     48,004        0.0%
*   NetComm Wireless, Ltd.                                       22,805     50,662        0.0%
    New Hope Corp., Ltd.                                         58,565     63,957        0.0%
*   Newcrest Mining, Ltd.                                       178,408  2,601,477        0.2%
#   nib holdings, Ltd.                                          141,173    488,202        0.0%
    Nick Scali, Ltd.                                              5,910     18,308        0.0%
    Nine Entertainment Co. Holdings, Ltd.                        83,241     71,157        0.0%
    Northern Star Resources, Ltd.                               192,586    572,808        0.1%
*   NRW Holdings, Ltd.                                          133,122     23,285        0.0%
    Nufarm, Ltd.                                                 97,765    519,226        0.0%
    Oil Search, Ltd.                                            192,220  1,019,098        0.1%
#   Orica, Ltd.                                                 147,743  1,707,107        0.1%
    Origin Energy, Ltd.                                         258,591  1,062,680        0.1%
#*  Orocobre, Ltd.                                               51,764    130,246        0.0%
    Orora, Ltd.                                                 251,153    500,616        0.0%
    OrotonGroup, Ltd.                                             3,801      7,934        0.0%
    OZ Minerals, Ltd.                                           197,153    875,284        0.1%
#   OzForex Group, Ltd.                                          72,862    119,116        0.0%
    Pacific Brands, Ltd.                                        454,916    393,148        0.0%
    Pacific Current Group, Ltd.                                   2,512      8,493        0.0%
    Pact Group Holdings, Ltd.                                    18,200     71,291        0.0%
#*  Paladin Energy, Ltd.                                      1,154,232    230,840        0.0%
    Panoramic Resources, Ltd.                                   115,565     11,377        0.0%
    Patties Foods, Ltd.                                          17,109     15,640        0.0%
    Peet, Ltd.                                                  104,189     74,827        0.0%
#   Perpetual, Ltd.                                              11,450    370,172        0.0%
*   Perseus Mining, Ltd.                                        110,827     48,773        0.0%
    Platinum Asset Management, Ltd.                              42,817    196,321        0.0%
    PMP, Ltd.                                                    31,929     13,470        0.0%
    Premier Investments, Ltd.                                    62,474    750,792        0.1%
#   Primary Health Care, Ltd.                                   325,825    855,467        0.1%
    Prime Media Group, Ltd.                                     164,223     37,282        0.0%
    Programmed Maintenance Services, Ltd.                       118,560    131,590        0.0%
    Qantas Airways, Ltd.                                        447,406  1,090,880        0.1%
    QBE Insurance Group, Ltd.                                   198,266  1,668,732        0.1%
#   Qube Holdings, Ltd.                                         354,558    668,098        0.1%
*   Ramelius Resources, Ltd.                                    182,527     58,290        0.0%
    Ramsay Health Care, Ltd.                                      7,186    353,377        0.0%
#   RCG Corp., Ltd.                                              64,537     67,032        0.0%
    RCR Tomlinson, Ltd.                                          63,811     63,521        0.0%
#   REA Group, Ltd.                                               3,734    143,664        0.0%
    Recall Holdings, Ltd.                                         5,686     36,748        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Reckon, Ltd.                                               24,980 $   26,503        0.0%
    Reece, Ltd.                                                   839     22,987        0.0%
    Regis Resources, Ltd.                                     213,290    474,370        0.0%
    Reject Shop, Ltd. (The)                                    18,852    177,531        0.0%
*   Resolute Mining, Ltd.                                     593,687    446,248        0.0%
#   Retail Food Group, Ltd.                                    39,982    166,480        0.0%
    Ridley Corp., Ltd.                                        136,387    137,642        0.0%
    Rio Tinto, Ltd.                                            48,105  1,876,984        0.1%
    Ruralco Holdings, Ltd.                                      6,256     15,954        0.0%
    SAI Global, Ltd.                                           76,684    211,871        0.0%
#*  Salmat, Ltd.                                               16,043      6,809        0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                        1,058        802        0.0%
    Sandfire Resources NL                                      74,231    331,900        0.0%
    Santos, Ltd.                                              231,242    833,048        0.1%
*   Saracen Mineral Holdings, Ltd.                            511,730    416,374        0.0%
    SeaLink Travel Group, Ltd.                                  6,088     21,483        0.0%
#   Seek, Ltd.                                                 26,845    332,204        0.0%
#   Select Harvests, Ltd.                                      23,399     89,090        0.0%
#*  Senex Energy, Ltd.                                        565,630    119,032        0.0%
    Servcorp, Ltd.                                              8,966     48,741        0.0%
    Service Stream, Ltd.                                        8,008      4,847        0.0%
#   Seven Group Holdings, Ltd.                                 61,699    272,747        0.0%
#   Seven West Media, Ltd.                                    642,439    513,976        0.0%
    SG Fleet Group, Ltd.                                       15,165     39,606        0.0%
    Sigma Pharmaceuticals, Ltd.                               655,713    545,605        0.1%
#*  Silex Systems, Ltd.                                        12,982      3,645        0.0%
    Silver Chef, Ltd.                                           5,890     44,129        0.0%
#*  Silver Lake Resources, Ltd.                               373,613    106,184        0.0%
    Sims Metal Management, Ltd.                               105,159    752,030        0.1%
    Sirtex Medical, Ltd.                                       16,148    363,242        0.0%
#   Slater & Gordon, Ltd.                                     156,653     34,795        0.0%
#   SMS Management & Technology, Ltd.                          34,076     48,817        0.0%
    Sonic Healthcare, Ltd.                                     34,782    510,406        0.0%
*   South32, Ltd.                                             513,662    642,405        0.1%
    Southern Cross Media Group, Ltd.                          383,303    313,066        0.0%
    Spark Infrastructure Group                                252,146    395,323        0.0%
*   Specialty Fashion Group, Ltd.                              16,869      8,274        0.0%
*   St Barbara, Ltd.                                          239,897    426,883        0.0%
    Star Entertainment Grp, Ltd. (The)                        521,691  2,227,606        0.1%
#   Steadfast Group, Ltd.                                     165,680    235,578        0.0%
*   Strike Energy, Ltd.                                        53,210      4,440        0.0%
#   STW Communications Group, Ltd.                            218,254    176,839        0.0%
    Suncorp Group, Ltd.                                       186,024  1,759,447        0.1%
*   Sundance Energy Australia, Ltd.                            67,349      9,613        0.0%
    Sunland Group, Ltd.                                        67,813     78,394        0.0%
#   Super Retail Group, Ltd.                                   34,839    222,846        0.0%
    Tabcorp Holdings, Ltd.                                    387,831  1,300,856        0.1%
#   Tassal Group, Ltd.                                         91,580    270,571        0.0%
    Tatts Group, Ltd.                                         454,824  1,296,081        0.1%
#   Technology One, Ltd.                                       65,801    242,902        0.0%
*   Ten Network Holdings, Ltd.                                 95,491     68,651        0.0%
#   TFS Corp., Ltd.                                           174,049    206,022        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
AUSTRALIA -- (Continued)
    Thorn Group, Ltd.                                           3,330 $      3,520        0.0%
*   Tiger Resources, Ltd.                                     335,407       12,179        0.0%
    Tox Free Solutions, Ltd.                                   74,793      164,265        0.0%
    TPG Telecom, Ltd.                                          33,085      268,156        0.0%
    Treasury Wine Estates, Ltd.                               356,118    2,507,515        0.2%
#*  Troy Resources, Ltd.                                      196,444       95,954        0.0%
*   UGL, Ltd.                                                 112,183      268,435        0.0%
    Villa World, Ltd.                                          31,087       50,285        0.0%
    Village Roadshow, Ltd.                                     26,871      106,941        0.0%
*   Virgin Australia Holdings, Ltd.()                         272,729           --        0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  572,109      151,825        0.0%
    Virtus Health, Ltd.                                        25,872      132,488        0.0%
    Vita Group, Ltd.                                            7,991       21,398        0.0%
#   Vocus Communications, Ltd.                                112,383      733,983        0.1%
    Washington H Soul Pattinson & Co., Ltd.                     7,357       90,779        0.0%
    Watpac, Ltd.                                               44,377       27,486        0.0%
    Webjet, Ltd.                                               26,752      122,538        0.0%
    Wesfarmers, Ltd.                                           44,282    1,433,890        0.1%
#   Western Areas, Ltd.                                        99,749      188,053        0.0%
    Westpac Banking Corp.                                      54,832    1,287,101        0.1%
    Westpac Banking Corp. Sponsored ADR                        17,788      419,797        0.0%
#*  Whitehaven Coal, Ltd.                                     332,885      193,281        0.0%
    Woodside Petroleum, Ltd.                                  226,867    4,857,222        0.3%
#   WorleyParsons, Ltd.                                        40,260      211,574        0.0%
                                                                      ------------        ---
TOTAL AUSTRALIA                                                        116,420,770        6.6%
                                                                      ------------        ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                        717       69,966        0.0%
    AMAG Austria Metall AG                                        878       32,263        0.0%
    Andritz AG                                                 12,132      680,995        0.1%
    Atrium European Real Estate, Ltd.                          12,463       52,805        0.0%
    Austria Technologie & Systemtechnik AG                     18,584      257,396        0.0%
    BUWOG AG                                                   11,808      248,575        0.0%
    CA Immobilien Anlagen AG                                   13,857      264,694        0.0%
*   Conwert Immobilien Invest SE                               17,173      271,763        0.0%
    DO & CO AG                                                  1,848      209,490        0.0%
*   Erste Group Bank AG                                        22,828      657,132        0.1%
    EVN AG                                                      7,695       92,326        0.0%
*   FACC AG                                                     1,568        8,965        0.0%
*   IMMOFINANZ AG                                              74,371      175,439        0.0%
    Kapsch TrafficCom AG                                        2,261       77,761        0.0%
    Lenzing AG                                                  3,520      272,434        0.0%
#   Mayr Melnhof Karton AG                                      2,130      250,645        0.0%
    Oberbank AG                                                   775       49,594        0.0%
    Oesterreichische Post AG                                   10,339      404,041        0.0%
    OMV AG                                                     82,476    2,481,706        0.2%
    Palfinger AG                                                2,086       63,945        0.0%
    POLYTEC Holding AG                                          4,447       40,858        0.0%
    Porr Ag                                                     2,038       64,519        0.0%
*   Raiffeisen Bank International AG                           57,261      916,596        0.1%
#   RHI AG                                                      7,335      157,875        0.0%
#   Rosenbauer International AG                                 1,097       74,939        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRIA -- (Continued)
    S IMMO AG                                                  14,586 $   143,163        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                   3,067     206,941        0.0%
#   Semperit AG Holding                                         3,664     131,649        0.0%
    SHS Flughafen Wien AG                                         957     109,581        0.0%
    Strabag SE                                                  9,541     299,924        0.0%
    Telekom Austria AG                                         18,613     116,800        0.0%
    UBM Development AG                                             73       2,959        0.0%
    UNIQA Insurance Group AG                                   51,767     374,245        0.0%
#   Verbund AG                                                  6,781      94,725        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe        5,220     117,775        0.0%
    Voestalpine AG                                             14,326     516,952        0.0%
    Wienerberger AG                                            54,538   1,077,217        0.1%
    Wolford AG                                                    299       8,318        0.0%
    Zumtobel Group AG                                          10,068     131,030        0.0%
                                                                      -----------        ---
TOTAL AUSTRIA                                                          11,208,001        0.6%
                                                                      -----------        ---
BELGIUM -- (1.8%)
#*  Ablynx NV                                                   6,175      93,510        0.0%
    Ackermans & van Haaren NV                                  14,524   1,893,293        0.1%
    Ageas                                                      83,970   3,299,740        0.2%
*   AGFA-Gevaert NV                                           121,884     484,649        0.0%
    Anheuser-Busch InBev NV                                    27,589   3,422,522        0.2%
    Anheuser-Busch InBev NV Sponsored ADR                       6,428     798,229        0.1%
    Atenor Group SA                                               168       8,658        0.0%
    Banque Nationale de Belgique                                   73     250,710        0.0%
    Barco NV                                                    7,068     493,524        0.0%
    Bekaert SA                                                 22,691     999,293        0.1%
    bpost SA                                                   15,768     445,282        0.0%
*   Celyad SA                                                     469      21,826        0.0%
    Cie d'Entreprises CFE                                       4,707     467,844        0.0%
    Cie Immobiliere de Belgique SA                                554      29,225        0.0%
    Colruyt SA                                                 24,745   1,426,838        0.1%
    D'ieteren SA                                               15,854     703,255        0.1%
*   Dalenys                                                       846       6,729        0.0%
    Deceuninck NV                                              41,650     106,976        0.0%
    Delhaize Group                                             43,074   4,526,415        0.3%
    Delhaize Group Sponsored ADR                               29,092     761,629        0.1%
    Econocom Group SA                                          52,827     570,209        0.0%
    Elia System Operator SA                                     5,024     259,917        0.0%
    Euronav NV                                                 63,848     703,229        0.0%
    EVS Broadcast Equipment SA                                  4,136     140,258        0.0%
#   Exmar NV                                                   18,617     159,973        0.0%
#   Fagron                                                     11,820      86,424        0.0%
*   Galapagos NV                                               11,191     508,785        0.0%
    Gimv NV                                                     4,610     256,179        0.0%
    Ion Beam Applications                                       4,252     175,399        0.0%
    KBC Groep NV                                               29,947   1,684,879        0.1%
    Kinepolis Group NV                                          5,625     248,174        0.0%
    Lotus Bakeries                                                 50      96,620        0.0%
#*  MDxHealth                                                   5,271      22,376        0.0%
    Melexis NV                                                  6,584     364,384        0.0%
*   Mobistar SA                                                24,637     539,227        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BELGIUM -- (Continued)
*   Nyrstar NV                                                499,000 $   394,965        0.0%
    Ontex Group NV                                             14,615     448,304        0.0%
    Picanol                                                     1,521     101,338        0.0%
    Proximus SADP                                              25,907     873,164        0.1%
    RealDolmen                                                  1,173      23,918        0.0%
    Recticel SA                                                26,407     172,372        0.0%
    Resilux                                                       702     112,555        0.0%
*   Roularta Media Group NV                                       855      24,301        0.0%
    Sioen Industries NV                                         8,233     169,724        0.0%
    Sipef SA                                                    1,541      87,753        0.0%
    Solvay SA                                                  23,498   2,380,598        0.1%
*   Telenet Group Holding NV                                    4,412     219,636        0.0%
*   Tessenderlo Chemie NV                                      20,594     708,779        0.1%
*   ThromboGenics NV                                            4,993      18,736        0.0%
    UCB SA                                                     11,923     894,334        0.1%
#   Umicore SA                                                 56,575   2,824,199        0.2%
    Van de Velde NV                                             3,155     221,475        0.0%
*   Viohalco SA                                                25,814      32,673        0.0%
                                                                      -----------        ---
TOTAL BELGIUM                                                          35,765,004        2.0%
                                                                      -----------        ---
CANADA -- (7.9%)
#*  5N Plus, Inc.                                              33,915      54,872        0.0%
    Absolute Software Corp.                                    14,551      78,629        0.0%
    Acadian Timber Corp.                                        6,376      90,200        0.0%
*   Advantage Oil & Gas, Ltd.                                 112,010     641,868        0.1%
    Aecon Group, Inc.                                          39,835     531,154        0.0%
#   Ag Growth International, Inc.                               4,160     122,807        0.0%
#   AGF Management, Ltd. Class B                               50,212     208,099        0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          13,378     632,379        0.1%
    Agnico Eagle Mines, Ltd.(008474108)                        11,564     545,936        0.1%
    Agrium, Inc.(008916108)                                     7,309     629,451        0.1%
    Agrium, Inc.(2213538)                                       4,900     422,243        0.0%
    AGT Food & Ingredients, Inc.                                8,412     271,930        0.0%
    Aimia, Inc.                                                31,393     214,174        0.0%
*   Air Canada                                                 10,300      76,591        0.0%
    AirBoss of America Corp.                                    5,998      76,487        0.0%
    AKITA Drilling, Ltd. Class A                                  900       5,738        0.0%
*   Alacer Gold Corp.                                         159,987     433,535        0.0%
*   Alamos Gold, Inc. Class A(011532108)                       50,595     364,284        0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                        128,719     928,436        0.1%
#   Alaris Royalty Corp.                                       23,654     565,758        0.1%
    Algoma Central Corp.                                        1,741      17,205        0.0%
#   AltaGas, Ltd.                                              20,700     503,188        0.0%
*   Alterra Power Corp.                                        49,453      18,131        0.0%
#   Altius Minerals Corp.                                      16,500     147,549        0.0%
    Altus Group, Ltd.                                          11,600     204,412        0.0%
*   Amaya, Inc.                                                15,330     210,481        0.0%
*   Amerigo Resources, Ltd.                                    23,684       3,020        0.0%
    ARC Resources, Ltd.                                        34,730     585,984        0.1%
*   Argonaut Gold, Inc.                                       112,388     263,346        0.0%
*   Asanko Gold, Inc.                                          52,613     170,247        0.0%
    Atco, Ltd. Class I                                          4,600     150,241        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#*  Athabasca Oil Corp.                                       182,199 $  194,586        0.0%
*   ATS Automation Tooling Systems, Inc.                       27,145    251,178        0.0%
*   AuRico Metals, Inc.(05157J108)                             22,247     16,015        0.0%
*   AuRico Metals, Inc.(BYR52G5)                               56,603     40,601        0.0%
#   AutoCanada, Inc.                                            6,700    109,629        0.0%
#*  Avigilon Corp.                                             11,595    148,969        0.0%
    Axia NetMedia Corp.                                         5,600     18,835        0.0%
#*  B2Gold Corp.                                              609,472  1,355,246        0.1%
#   Badger Daylighting, Ltd.                                   11,726    218,408        0.0%
#*  Ballard Power Systems, Inc.                                16,800     26,913        0.0%
    Bank of Montreal(063671101)                                23,853  1,554,261        0.1%
#   Bank of Montreal(2076009)                                  15,646  1,019,291        0.1%
    Bank of Nova Scotia (The)(064149107)                       26,554  1,392,757        0.1%
    Bank of Nova Scotia (The)(2076281)                          6,849    359,181        0.0%
*   Bankers Petroleum, Ltd.                                   156,269    236,639        0.0%
    Barrick Gold Corp.(067901108)                              93,901  1,818,862        0.1%
    Barrick Gold Corp.(2024644)                                 5,174    100,165        0.0%
#   Baytex Energy Corp.(B4VGVM3)                               14,000     71,635        0.0%
    Baytex Energy Corp.(07317Q105)                             31,128    158,753        0.0%
#*  Bellatrix Exploration, Ltd.                               105,501    117,719        0.0%
*   Birchcliff Energy, Ltd.                                    64,617    268,830        0.0%
#   Bird Construction, Inc.                                    21,559    199,834        0.0%
#   Black Diamond Group, Ltd.                                  24,941     87,066        0.0%
*   BlackBerry, Ltd.(09228F103)                                31,464    222,136        0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                  45,524    321,465        0.0%
#*  BlackPearl Resources, Inc.                                 94,016     71,934        0.0%
#*  Bombardier, Inc. Class B                                   62,760     94,538        0.0%
    Bonavista Energy Corp.                                    107,522    270,797        0.0%
    Bonterra Energy Corp.                                      16,174    348,823        0.0%
    Boralex, Inc. Class A                                      19,900    260,586        0.0%
*   BRP, Inc.                                                   7,100    112,892        0.0%
    CAE, Inc.(124765108)                                        4,303     50,904        0.0%
    CAE, Inc.(2162760)                                         16,827    199,022        0.0%
#   Calfrac Well Services, Ltd.                                39,349     58,646        0.0%
    Calian Group, Ltd.                                          1,000     15,143        0.0%
    Callidus Capital Corp.                                      5,700     62,238        0.0%
    Cameco Corp.(2166160)                                      20,249    253,375        0.0%
    Cameco Corp.(13321L108)                                    36,039    450,848        0.0%
    Canaccord Genuity Group, Inc.                              67,597    225,196        0.0%
#*  Canacol Energy, Ltd.                                      102,819    330,246        0.0%
#   Canadian Energy Services & Technology Corp.                38,232    116,704        0.0%
    Canadian Imperial Bank of Commerce(136069101)               6,707    541,724        0.1%
    Canadian Imperial Bank of Commerce(2170525)                 4,351    351,423        0.0%
    Canadian Natural Resources, Ltd.(136385101)                63,234  1,898,285        0.1%
    Canadian Natural Resources, Ltd.(2171573)                  20,000    600,622        0.1%
#   Canadian Tire Corp., Ltd. Class A                           8,816    960,295        0.1%
#   Canadian Western Bank                                      57,300  1,264,098        0.1%
    Canam Group, Inc.                                          29,506    311,122        0.0%
#   Canexus Corp.                                              32,646     38,768        0.0%
*   Canfor Corp.                                               29,279    320,162        0.0%
    Canfor Pulp Products, Inc.                                 23,249    188,631        0.0%
#   CanWel Building Materials Group, Ltd.                       4,956     19,908        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Canyon Services Group, Inc.                                36,362 $  141,425        0.0%
    Capital Power Corp.                                        15,684    222,129        0.0%
    Capstone Infrastructure Corp.                              56,901    221,763        0.0%
#*  Capstone Mining Corp.                                     182,938    115,184        0.0%
    Cascades, Inc.                                             42,525    300,966        0.0%
    CCL Industries, Inc. Class B                                6,634  1,214,762        0.1%
*   Celestica, Inc.(2263362)                                   21,325    228,597        0.0%
*   Celestica, Inc.(15101Q108)                                 30,171    323,735        0.0%
    Cenovus Energy, Inc.(15135U109)                            70,959  1,123,991        0.1%
    Cenovus Energy, Inc.(B57FG04)                              77,149  1,222,996        0.1%
    Centerra Gold, Inc.                                       108,400    599,582        0.1%
*   Cequence Energy, Ltd.                                      79,682     18,417        0.0%
    Cervus Equipment Corp.                                      5,594     52,208        0.0%
*   CGI Group, Inc. Class A(39945C109)                          7,333    335,045        0.0%
*   CGI Group, Inc. Class A(2159740)                            7,471    341,307        0.0%
*   China Gold International Resources Corp., Ltd.            121,061    245,074        0.0%
*   Chinook Energy, Inc.                                       38,922     16,751        0.0%
#   CI Financial Corp.                                          5,639    124,852        0.0%
    Cineplex, Inc.                                             10,457    413,296        0.0%
    Clarke, Inc.                                                1,100      8,565        0.0%
*   Claude Resources, Inc.                                     86,000    147,366        0.0%
    Clearwater Seafoods, Inc.                                  10,558    116,629        0.0%
#   Cogeco Communications, Inc.                                 9,995    498,037        0.0%
    Cogeco, Inc.                                                6,264    256,211        0.0%
*   Colliers International Group, Inc.(194693107)               5,285    218,905        0.0%
    Colliers International Group, Inc.(BYL7SB4)                 4,219    174,517        0.0%
    Computer Modelling Group, Ltd.                             25,530    204,289        0.0%
    Constellation Software, Inc.                                1,092    426,756        0.0%
#*  Copper Mountain Mining Corp.                               76,683     36,670        0.0%
    Corby Spirit and Wine, Ltd.                                 2,450     36,612        0.0%
*   Corridor Resources, Inc.                                    5,600      2,008        0.0%
#   Corus Entertainment, Inc. Class B                          50,639    504,897        0.0%
    Cott Corp.(22163N106)                                       4,928     65,345        0.0%
    Cott Corp.(2228952)                                        50,909    674,756        0.1%
    Crescent Point Energy Corp.(22576C101)                     94,326  1,586,568        0.1%
    Crescent Point Energy Corp.(B67C8W8)                       17,626    296,979        0.0%
*   Crew Energy, Inc.                                          86,480    350,138        0.0%
#*  Delphi Energy Corp.                                       113,937    107,154        0.0%
#*  Denison Mines Corp.                                       118,547     71,807        0.0%
*   Descartes Systems Group, Inc. (The)                         9,080    167,387        0.0%
*   Detour Gold Corp.                                         106,767  2,289,870        0.1%
    DH Corp.                                                    6,000    155,750        0.0%
    DHX Media, Ltd.(BRF12P5)                                   10,373     62,997        0.0%
    DHX Media, Ltd.(BRF12N3)                                    2,436     14,852        0.0%
#   DirectCash Payments, Inc.                                   8,500     87,391        0.0%
    Dollarama, Inc.                                             4,866    350,824        0.0%
    Dominion Diamond Corp.(B95LX89)                            12,355    141,895        0.0%
*   Dominion Diamond Corp.(257287102)                          39,034    448,110        0.0%
    Dorel Industries, Inc. Class B                             17,041    379,202        0.0%
#*  Dundee Precious Metals, Inc.                               77,445    172,210        0.0%
    E-L Financial Corp., Ltd.                                     175     99,169        0.0%
    Eldorado Gold Corp.                                       375,146  1,581,671        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Empire Co., Ltd.                                           28,677 $  476,541        0.0%
#   Enbridge Income Fund Holdings, Inc.                        48,074  1,110,756        0.1%
    Encana Corp.                                              218,713  1,675,342        0.1%
*   Endeavour Mining Corp.                                     43,036    579,320        0.1%
*   Endeavour Silver Corp.                                     60,213    250,028        0.0%
#   EnerCare, Inc.                                             28,028    355,181        0.0%
    Enerflex, Ltd.                                             48,907    469,308        0.0%
*   Energy Fuels, Inc.(BFV4XW8)                                 2,144      5,038        0.0%
#*  Energy Fuels, Inc.(BFV4XV7)                                 5,605     13,269        0.0%
    Enerplus Corp.(292766102)                                  67,478    371,129        0.0%
    Enerplus Corp.(B584T89)                                    20,675    113,698        0.0%
    Enghouse Systems, Ltd.                                      5,996    250,650        0.0%
    Ensign Energy Services, Inc.                               78,284    474,184        0.0%
#*  Epsilon Energy, Ltd.                                       29,398     76,148        0.0%
    Equitable Group, Inc.                                       5,572    266,232        0.0%
*   Equity Financial Holdings, Inc.                               800      5,738        0.0%
*   Essential Energy Services Trust                            79,421     44,942        0.0%
    Evertz Technologies, Ltd.                                   5,026     68,017        0.0%
*   exactEarth, Ltd.                                            8,184     17,611        0.0%
#   Exchange Income Corp.                                       4,281     98,333        0.0%
    Exco Technologies, Ltd.                                    14,657    157,119        0.0%
#*  EXFO, Inc.                                                     48        205        0.0%
#   Extendicare, Inc.                                          33,004    243,315        0.0%
    Fairfax Financial Holdings, Ltd.                            2,944  1,577,939        0.1%
    Fiera Capital Corp.                                         7,571     80,676        0.0%
    Finning International, Inc.                                56,010    995,475        0.1%
    Firm Capital Mortgage Investment Corp.                      9,600     98,318        0.0%
    First Capital Realty, Inc.                                  9,235    149,488        0.0%
#*  First Majestic Silver Corp.(2833583)                       62,252    662,857        0.1%
*   First Majestic Silver Corp.(32076V103)                     26,297    279,800        0.0%
    First National Financial Corp.                                600     13,629        0.0%
#   First Quantum Minerals, Ltd.                              129,827  1,106,122        0.1%
*   FirstService Corp.(33767E103)                               3,685    165,862        0.0%
    FirstService Corp.(BYL7ZF7)                                 4,219    189,581        0.0%
#*  Fortress Paper, Ltd. Class A                                2,299      6,413        0.0%
*   Fortuna Silver Mines, Inc.                                 89,387    572,071        0.1%
    Franco-Nevada Corp.                                         6,099    427,906        0.0%
#   Freehold Royalties, Ltd.                                   39,450    393,651        0.0%
#   Gamehost, Inc.                                              4,482     40,008        0.0%
    Genesis Land Development Corp.                             10,800     22,810        0.0%
#   Genworth MI Canada, Inc.                                   23,277    602,564        0.1%
    George Weston, Ltd.                                         6,237    541,233        0.1%
    Gibson Energy, Inc.                                        76,432  1,136,094        0.1%
    Gildan Activewear, Inc.                                    13,046    405,199        0.0%
#   Glacier Media, Inc.                                         3,000      1,674        0.0%
    Gluskin Sheff + Associates, Inc.                           11,763    167,440        0.0%
    GMP Capital, Inc.                                          33,185    134,623        0.0%
    Goldcorp, Inc.(380956409)                                  65,242  1,314,626        0.1%
    Goldcorp, Inc.(2676302)                                     7,376    148,613        0.0%
#*  Golden Star Resources, Ltd.                                73,980     51,297        0.0%
*   Gran Tierra Energy, Inc.(38500T101)                         1,100      3,256        0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         185,316    546,481        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Granite Oil Corp.                                          21,541 $  132,197        0.0%
*   Great Canadian Gaming Corp.                                14,900    215,894        0.0%
*   Great Panther Silver, Ltd.                                 29,633     62,823        0.0%
    Great-West Lifeco, Inc.                                     6,100    179,495        0.0%
*   Hanfeng Evergreen, Inc.                                     5,700          6        0.0%
*   Heroux-Devtek, Inc.                                        13,096    156,772        0.0%
    High Liner Foods, Inc.                                      7,887    107,176        0.0%
    HNZ Group, Inc.                                             2,200     18,411        0.0%
#   Home Capital Group, Inc.                                   42,771  1,281,391        0.1%
#   Horizon North Logistics, Inc.                              60,578     68,076        0.0%
    HudBay Minerals, Inc.(B05BQ98)                              3,790     18,874        0.0%
    HudBay Minerals, Inc.(B05BDX1)                            153,850    767,595        0.1%
    Hudson's Bay Co.                                           16,553    220,056        0.0%
    Husky Energy, Inc.                                         28,397    357,814        0.0%
*   IAMGOLD Corp.(450913108)                                   23,010     78,234        0.0%
#*  IAMGOLD Corp.(2446646)                                    234,681    798,667        0.1%
    IGM Financial, Inc.                                         5,200    163,704        0.0%
*   IMAX Corp.                                                 13,125    420,000        0.0%
*   Imperial Metals Corp.                                      18,005     83,087        0.0%
    Imperial Oil, Ltd.(453038408)                              11,911    392,825        0.0%
    Imperial Oil, Ltd.(2454241)                                   776     25,735        0.0%
*   Indigo Books & Music, Inc.                                  1,600     21,360        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   45,109  1,499,199        0.1%
#   Innergex Renewable Energy, Inc.                            31,884    351,951        0.0%
    Intact Financial Corp.                                      5,604    414,706        0.0%
#   Inter Pipeline, Ltd.                                        9,678    206,950        0.0%
*   Interfor Corp.                                             48,512    421,827        0.0%
*   Intertain Group, Ltd. (The)                                11,200     99,798        0.0%
    Intertape Polymer Group, Inc.                              18,164    285,627        0.0%
#*  Ithaca Energy, Inc.                                       154,288    100,834        0.0%
*   Ivanhoe Mines, Ltd. Class A                               152,433    126,349        0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    5,573     84,748        0.0%
    Just Energy Group, Inc.(B693818)                            2,300     14,605        0.0%
    Just Energy Group, Inc.(B63MCN1)                           29,108    185,361        0.0%
#   K-Bro Linen, Inc.                                           2,328     74,495        0.0%
*   Katanga Mining, Ltd.                                       83,398      9,970        0.0%
#*  Kelt Exploration, Ltd.                                      7,845     30,261        0.0%
    Keyera Corp.                                               11,800    380,041        0.0%
    Killam Apartment Real Estate Investment Trust              14,201    133,216        0.0%
*   Kinross Gold Corp.(496902404)                              10,211     58,203        0.0%
*   Kinross Gold Corp.(B03Z841)                               601,124  3,425,549        0.2%
*   Kirkland Lake Gold, Inc.                                   63,933    487,636        0.0%
*   Klondex Mines, Ltd.                                        26,300     99,566        0.0%
*   Knight Therapeutics, Inc.                                  36,006    232,158        0.0%
#   Labrador Iron Ore Royalty Corp.                            36,605    428,862        0.0%
    Laurentian Bank of Canada                                  24,174    959,099        0.1%
    Leon's Furniture, Ltd.                                      6,838     82,130        0.0%
#*  Lightstream Resources, Ltd.                               116,588     30,199        0.0%
    Linamar Corp.                                              14,631    633,540        0.1%
#   Liquor Stores N.A., Ltd.                                   18,635    130,105        0.0%
    Loblaw Cos., Ltd.                                           8,093    446,523        0.0%
#*  Long Run Exploration, Ltd.                                 87,044     31,912        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#   Lucara Diamond Corp.                                      163,626 $  417,313        0.0%
*   Lundin Mining Corp.                                       362,455  1,424,168        0.1%
    MacDonald Dettwiler & Associates, Ltd.                      6,138    430,007        0.0%
    Magellan Aerospace Corp.                                    9,236    129,924        0.0%
    Magna International, Inc.                                  17,329    727,854        0.1%
*   Mainstreet Equity Corp.                                     1,005     29,308        0.0%
    Major Drilling Group International, Inc.                   55,131    344,486        0.0%
    Mandalay Resources Corp.                                  180,271    162,355        0.0%
#   Manitoba Telecom Services, Inc.                            15,568    407,470        0.0%
    Manulife Financial Corp.(2492519)                          36,601    539,666        0.1%
    Manulife Financial Corp.(56501R106)                        75,088  1,106,046        0.1%
    Maple Leaf Foods, Inc.                                     37,299    772,318        0.1%
    Martinrea International, Inc.                              59,075    446,817        0.0%
*   Maxim Power Corp.                                           2,200      5,225        0.0%
    McCoy Global, Inc.                                          4,284      6,999        0.0%
#   Medical Facilities Corp.                                   14,715    199,492        0.0%
*   MEG Energy Corp.                                           57,413    304,293        0.0%
    Melcor Developments, Ltd.                                   4,353     48,155        0.0%
*   Merus Labs International, Inc.                             48,118     79,385        0.0%
    Methanex Corp.(59151K108)                                   2,714     94,881        0.0%
    Methanex Corp.(2654416)                                    15,900    556,063        0.1%
    Metro, Inc.                                                29,275    979,722        0.1%
*   Mitel Networks Corp.                                       37,528    262,011        0.0%
    Morguard Corp.                                                100     11,836        0.0%
    Morneau Shepell, Inc.                                      15,396    215,964        0.0%
    MTY Food Group, Inc.                                        3,361     89,068        0.0%
#   Mullen Group, Ltd.                                         50,867    592,306        0.1%
    National Bank of Canada                                    59,178  2,114,881        0.1%
*   Neptune Technologies & Bioressources, Inc.                  6,516      7,478        0.0%
    Nevsun Resources, Ltd.                                    134,383    502,316        0.0%
    New Flyer Industries, Inc.                                 23,034    678,702        0.1%
*   New Gold, Inc.                                            212,905  1,001,147        0.1%
    Newalta Corp.                                              34,733     52,320        0.0%
    Norbord, Inc.                                               4,916     97,991        0.0%
    North American Energy Partners, Inc.(656844107)            11,011     24,004        0.0%
    North American Energy Partners, Inc.(B1HTYS2)               5,546     12,200        0.0%
    North West Co., Inc. (The)                                 14,464    321,512        0.0%
    Northern Blizzard Resources, Inc.                           4,816     15,277        0.0%
#   Northland Power, Inc.                                      24,144    400,444        0.0%
#*  Novagold Resources, Inc.                                   29,829    193,757        0.0%
*   NuVista Energy, Ltd.                                       92,690    438,813        0.0%
    OceanaGold Corp.                                          297,297  1,063,891        0.1%
    Onex Corp.                                                  6,200    384,591        0.0%
    Open Text Corp.                                             6,200    347,135        0.0%
    Osisko Gold Royalties, Ltd.                                25,086    335,890        0.0%
*   Ovivo, Inc. Class A                                         8,028     12,797        0.0%
#*  Pacific Exploration and Production Corp.                  143,420     27,250        0.0%
*   Painted Pony Petroleum, Ltd.                               57,701    272,248        0.0%
    Pan American Silver Corp.(697900108)                       82,032  1,285,441        0.1%
    Pan American Silver Corp.(2669272)                         25,434    398,727        0.0%
*   Paramount Resources, Ltd. Class A                           3,054     22,223        0.0%
*   Parex Resources, Inc.                                      56,767    568,711        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Parkland Fuel Corp.                                        18,102 $  345,247        0.0%
    Pason Systems, Inc.                                        22,885    332,687        0.0%
    Pembina Pipeline Corp.(B4PPQG5)                             3,982    119,420        0.0%
    Pembina Pipeline Corp.(B4PT2P8)                             4,324    129,874        0.0%
#   Pengrowth Energy Corp.                                    248,913    408,672        0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                         60,548     69,007        0.0%
    Penn West Petroleum, Ltd.(707887105)                       79,923     91,112        0.0%
*   Performance Sports Group, Ltd.                              4,566     16,995        0.0%
#   Peyto Exploration & Development Corp.                      11,576    295,513        0.0%
    PHX Energy Services Corp.                                  14,152     32,710        0.0%
#   Pizza Pizza Royalty Corp.                                  11,535    126,226        0.0%
    Potash Corp. of Saskatchewan, Inc.                         19,137    339,108        0.0%
    Precision Drilling Corp.(74022D308)                        59,993    311,964        0.0%
#   Precision Drilling Corp.(B5YPLH9)                         132,499    687,470        0.1%
    Premium Brands Holdings Corp.                               8,423    363,316        0.0%
*   Pretium Resources, Inc.                                    67,986    559,732        0.1%
*   Primero Mining Corp.(74164W106)                             6,304     11,852        0.0%
*   Primero Mining Corp.(B4Z8FV2)                             132,141    248,548        0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               11,628    374,538        0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 16,123    518,886        0.0%
#   Pulse Seismic, Inc.                                        33,004     59,974        0.0%
*   QLT, Inc.                                                   3,731      5,739        0.0%
    Quebecor, Inc. Class B                                     16,000    427,959        0.0%
*   Questerre Energy Corp. Class A                             16,560      2,442        0.0%
*   Redknee Solutions, Inc.                                     8,400     13,256        0.0%
    Reitmans Canada, Ltd. Class A                              29,599    107,573        0.0%
    Richelieu Hardware, Ltd.                                   15,921    282,332        0.0%
*   Richmont Mines, Inc.                                       24,900    193,691        0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                     3,200     91,815        0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                  13,981    401,115        0.0%
#*  RMP Energy, Inc.                                           84,637    123,444        0.0%
*   Rock Energy, Inc.                                          21,987     22,781        0.0%
#   Rocky Mountain Dealerships, Inc.                           11,178     56,482        0.0%
#   Rogers Sugar, Inc.                                         59,748    238,573        0.0%
    RONA, Inc.                                                 80,692  1,535,765        0.1%
    Royal Bank of Canada(2754383)                              13,700    850,804        0.1%
    Royal Bank of Canada(780087102)                            21,014  1,305,390        0.1%
#   Russel Metals, Inc.                                        38,912    692,830        0.1%
*   Sabina Gold & Silver Corp.                                 25,500     36,786        0.0%
*   Sandstorm Gold, Ltd.                                       71,337    307,590        0.0%
    Sandvine Corp.                                             55,356    119,562        0.0%
    Saputo, Inc.                                               11,022    346,551        0.0%
#   Savanna Energy Services Corp.                              47,416     66,134        0.0%
#*  Sears Canada, Inc.(2787259)                                 7,764     30,321        0.0%
*   Sears Canada, Inc.(81234D109)                               1,814      7,075        0.0%
#   Secure Energy Services, Inc.                               45,425    326,921        0.0%
*   SEMAFO, Inc.                                              187,120    833,666        0.1%
    Shaw Communications, Inc. Class B(82028K200)               18,675    345,674        0.0%
    Shaw Communications, Inc. Class B(2801836)                  4,800     88,831        0.0%
    ShawCor, Ltd.                                              16,463    444,804        0.0%
    Sherritt International Corp.                              179,429    134,425        0.0%
    Sienna Senior Living, Inc.                                 14,145    181,392        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#*  Sierra Wireless, Inc.(2418968)                              8,700 $  140,551        0.0%
*   Sierra Wireless, Inc.(826516106)                            6,130     98,877        0.0%
*   Silver Standard Resources, Inc.(82823L106)                 19,769    185,631        0.0%
#*  Silver Standard Resources, Inc.(2218458)                   35,719    335,355        0.0%
    Silver Wheaton Corp.                                       37,477    785,143        0.1%
    SNC-Lavalin Group, Inc.                                    22,000    827,784        0.1%
*   Solium Capital, Inc.                                        6,894     38,407        0.0%
*   Southern Pacific Resource Corp.                           135,301         13        0.0%
*   Spartan Energy Corp.                                       43,350     99,159        0.0%
#   Sprott, Inc.                                               89,767    195,316        0.0%
    Stantec, Inc.(85472N109)                                    1,436     36,790        0.0%
#   Stantec, Inc.(2854238)                                     13,024    333,826        0.0%
    Stella-Jones, Inc.                                          6,600    252,333        0.0%
    Strad Energy Services, Ltd.                                 4,059      5,338        0.0%
    Stuart Olson, Inc.                                          6,050     32,210        0.0%
#   Student Transportation, Inc.                               25,875    128,272        0.0%
#   Sun Life Financial, Inc.(2566124)                           7,841    267,470        0.0%
    Sun Life Financial, Inc.(866796105)                        11,795    402,209        0.0%
    Suncor Energy, Inc.(867224107)                             86,334  2,535,630        0.2%
    Suncor Energy, Inc.(B3NB1P2)                              139,453  4,093,441        0.3%
*   SunOpta, Inc.(2817510)                                     14,332     76,874        0.0%
*   SunOpta, Inc.(8676EP108)                                   40,448    217,610        0.0%
#   Superior Plus Corp.                                        46,840    407,661        0.0%
#   Surge Energy, Inc.                                        160,391    314,467        0.0%
    Tahoe Resources, Inc.(873868103)                           97,613  1,379,272        0.1%
    Tahoe Resources, Inc.(B5B9KV1)                             53,281    752,484        0.1%
*   Taseko Mines, Ltd.                                         74,175     47,885        0.0%
    Teck Resources, Ltd. Class B(2879327)                      10,991    134,551        0.0%
    Teck Resources, Ltd. Class B(878742204)                    72,347    886,251        0.1%
    TELUS Corp.                                                10,600    336,071        0.0%
#*  Tembec, Inc.                                               27,377     19,419        0.0%
*   Teranga Gold Corp.(B5TDK82)                               258,425    205,966        0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                11,133      8,235        0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                  9,468      5,009        0.0%
#*  Thompson Creek Metals Co., Inc.(2439806)                   90,057     47,372        0.0%
#   Thomson Reuters Corp.                                      10,416    428,694        0.0%
*   Timmins Gold Corp.                                        104,102     43,974        0.0%
    TMX Group, Ltd.                                            12,035    498,301        0.0%
    TORC Oil & Gas, Ltd.                                       78,917    532,108        0.1%
*   Torex Gold Resources, Inc.                                140,614    249,916        0.0%
    Toromont Industries, Ltd.                                  22,041    660,685        0.1%
    Toronto-Dominion Bank (The)(891160509)                      5,699    253,605        0.0%
    Toronto-Dominion Bank (The)(2897222)                       41,258  1,836,502        0.1%
    Torstar Corp. Class B                                      30,474     50,762        0.0%
    Total Energy Services, Inc.                                17,784    186,954        0.0%
*   Tourmaline Oil Corp.                                       13,706    316,133        0.0%
    TransAlta Corp.(2901628)                                   24,788    129,600        0.0%
    TransAlta Corp.(89346D107)                                125,991    657,673        0.1%
#   TransAlta Renewables, Inc.                                  4,100     40,454        0.0%
    TransCanada Corp.(89353D107)                                2,905    120,528        0.0%
    TransCanada Corp.(2665184)                                 12,267    509,373        0.0%
    Transcontinental, Inc. Class A                             42,032    660,613        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
CANADA -- (Continued)
    TransForce, Inc.                                             27,473 $    518,499        0.0%
    TransGlobe Energy Corp.                                      45,245       87,266        0.0%
*   Trican Well Service, Ltd.                                    88,845      123,917        0.0%
#*  Trilogy Energy Corp.                                         14,833       64,430        0.0%
    Trinidad Drilling, Ltd.                                     128,063      248,021        0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                    17,904       53,354        0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                     117,511      351,212        0.0%
*   TVA Group, Inc. Class B                                         653        2,030        0.0%
    Uni-Select, Inc.                                              7,557      386,734        0.0%
#   Valener, Inc.                                                10,289      179,670        0.0%
#   Veresen, Inc.                                                41,809      302,563        0.0%
    Vermilion Energy, Inc.(B607XS1)                                 900       30,952        0.0%
    Vermilion Energy, Inc.(923725105)                            16,174      556,709        0.1%
    Wajax Corp.                                                  11,809      170,918        0.0%
*   Wesdome Gold Mines, Ltd.                                     14,500       19,646        0.0%
    West Fraser Timber Co., Ltd.                                 12,262      404,010        0.0%
    Western Energy Services Corp.                                52,241      121,578        0.0%
#   Western Forest Products, Inc.                               215,065      385,667        0.0%
    WestJet Airlines, Ltd.                                        4,300       71,969        0.0%
    Westshore Terminals Investment Corp.                         17,189      251,252        0.0%
    Whistler Blackcomb Holdings, Inc.                            16,024      333,711        0.0%
#   Whitecap Resources, Inc.                                    173,267    1,299,468        0.1%
    Wi-Lan, Inc.                                                 94,707      218,142        0.0%
    Winpak, Ltd.                                                  6,877      237,272        0.0%
    WSP Global, Inc.                                             24,359      819,473        0.1%
*   Xtreme Drilling & Coil Services Corp.                        17,787       34,448        0.0%
    Yamana Gold, Inc.(2219279)                                  526,870    2,611,883        0.2%
    Yamana Gold, Inc.(98462Y100)                                  6,868       33,997        0.0%
*   Yellow Pages, Ltd.                                           12,513      208,035        0.0%
    ZCL Composites, Inc.                                          6,650       43,673        0.0%
                                                                        ------------        ---
TOTAL CANADA                                                             152,892,026        8.7%
                                                                        ------------        ---
CHINA -- (0.0%)
    Aupu Group Holding Co., Ltd.                                240,000       64,813        0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                2,564,000       41,129        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                334,000       82,819        0.0%
*   HNA International Investment Holdings, Ltd.               2,317,600      154,904        0.0%
*   Symphony Holdings, Ltd.                                     150,000       16,394        0.0%
                                                                        ------------        ---
TOTAL CHINA                                                                  360,059        0.0%
                                                                        ------------        ---
DENMARK -- (1.8%)
    ALK-Abello A.S.                                               3,727      606,252        0.0%
    Alm Brand A.S.                                               63,379      471,306        0.0%
#   Ambu A.S. Class B                                            14,918      514,434        0.0%
    AP Moeller - Maersk A.S. Class A                                253      344,693        0.0%
    AP Moeller - Maersk A.S. Class B                                499      702,345        0.0%
#*  Bang & Olufsen A.S.                                          17,643      191,439        0.0%
    BankNordik P/F                                                  557        9,693        0.0%
*   Bavarian Nordic A.S.                                         13,393      511,960        0.0%
*   BoConcept Holding A.S. Class B                                  308       20,382        0.0%
    Brodrene Hartmann A.S.                                          658       26,601        0.0%
    Carlsberg A.S. Class B                                       14,379    1,401,698        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
DENMARK -- (Continued)
    Chr Hansen Holding A.S.                                    19,477 $ 1,212,853        0.1%
    Coloplast A.S. Class B                                      2,059     154,251        0.0%
#*  D/S Norden A.S.                                            18,073     316,542        0.0%
    Danske Bank A.S.                                           40,251   1,138,884        0.1%
    DFDS A.S.                                                  18,136     723,797        0.0%
    DSV A.S.                                                   35,504   1,494,652        0.1%
#   FLSmidth & Co. A.S.                                        26,178   1,017,537        0.1%
#*  Genmab A.S.                                                 5,812     862,331        0.1%
    GN Store Nord A.S.                                         95,918   1,887,491        0.1%
#*  H Lundbeck A.S.                                            23,314     778,990        0.0%
*   H+H International A.S. Class B                              7,858      87,144        0.0%
    Harboes Bryggeri A.S. Class B                                 511       8,964        0.0%
    IC Group A.S.                                               4,483     151,641        0.0%
    ISS A.S.                                                   23,590     896,057        0.1%
*   Jeudan A.S.                                                   667      76,008        0.0%
    Jyske Bank A.S.                                            36,394   1,489,408        0.1%
    Matas A.S.                                                 10,866     207,358        0.0%
    NKT Holding A.S.                                           16,112     918,615        0.1%
    Nordjyske Bank A.S.                                         1,141      16,463        0.0%
    Novo Nordisk A.S. Class B                                  52,427   2,927,228        0.2%
    Novozymes A.S. Class B                                      9,977     478,519        0.0%
    Pandora A.S.                                               10,035   1,304,676        0.1%
*   Parken Sport & Entertainment A.S.                             848       8,156        0.0%
    PER Aarsleff A.S. Class B                                  11,270     311,463        0.0%
    Ringkjoebing Landbobank A.S.                                1,941     408,769        0.0%
    Rockwool International A.S. Class B                         4,487     747,981        0.0%
    Royal Unibrew A.S.                                         21,383     966,107        0.1%
#   RTX A.S.                                                    3,990      54,384        0.0%
*   Santa Fe Group A.S.                                         8,887      85,528        0.0%
    Schouw & Co.                                                9,989     584,285        0.0%
    SimCorp A.S.                                               17,341     780,089        0.0%
    Solar A.S. Class B                                          4,464     229,395        0.0%
    Spar Nord Bank A.S.                                        42,209     344,622        0.0%
    Sydbank A.S.                                               38,687   1,094,260        0.1%
    TDC A.S.                                                  239,018   1,223,837        0.1%
    Tivoli A.S.                                                    10         716        0.0%
*   TK Development A.S.                                        36,593      38,034        0.0%
*   Topdanmark A.S.                                            43,920   1,163,001        0.1%
    Tryg A.S.                                                  44,740     845,400        0.1%
    United International Enterprises                              798     118,845        0.0%
    Vestas Wind Systems A.S.                                   18,318   1,311,240        0.1%
*   Vestjysk Bank A.S.                                          1,419       1,989        0.0%
*   William Demant Holding A.S.                                 9,577     984,798        0.1%
#*  Zealand Pharma A.S.                                         5,267     104,619        0.0%
                                                                      -----------        ---
TOTAL DENMARK                                                          34,357,730        2.0%
                                                                      -----------        ---
FINLAND -- (1.9%)
    Ahlstrom Oyj                                                6,489      58,485        0.0%
#   Aktia Bank Oyj                                              1,169      11,744        0.0%
    Alandsbanken Abp Class B                                        5          86        0.0%
    Alma Media Oyj                                              6,053      25,198        0.0%
    Amer Sports Oyj                                            63,952   1,893,227        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FINLAND -- (Continued)
    Apetit Oyj                                                    276 $    3,927        0.0%
    Aspo Oyj                                                    6,205     48,469        0.0%
#   Atria P.L.C.                                                5,771     59,212        0.0%
*   BasWare Oyj                                                 1,456     64,217        0.0%
    Bittium Oyj                                                10,461     72,404        0.0%
    Cargotec Oyj Class B                                       23,212    878,556        0.1%
    Caverion Corp.                                             32,549    238,886        0.0%
    Citycon Oyj                                                93,565    237,238        0.0%
    Comptel Oyj                                                21,758     41,167        0.0%
    Cramo Oyj                                                  19,853    397,828        0.0%
    Digia Oyj                                                   1,627     13,717        0.0%
    Elisa Oyj                                                  42,719  1,597,347        0.1%
    F-Secure Oyj                                               29,375     86,177        0.0%
*   Finnair Oyj                                                35,970    214,210        0.0%
    Fiskars Oyj Abp                                            16,616    322,575        0.0%
    Fortum Oyj                                                101,622  1,532,106        0.1%
    HKScan Oyj Class A                                         20,891     75,385        0.0%
#   Huhtamaki Oyj                                              35,018  1,377,435        0.1%
    Ilkka-Yhtyma Oyj                                            3,592      8,606        0.0%
    Kemira Oyj                                                 70,680    857,562        0.1%
    Kesko Oyj Class A                                           2,843    113,773        0.0%
    Kesko Oyj Class B                                          41,548  1,661,856        0.1%
#   Kone Oyj Class B                                           18,181    830,733        0.1%
#   Konecranes Oyj                                             14,374    330,073        0.0%
    Lassila & Tikanoja Oyj                                     19,020    330,968        0.0%
    Lemminkainen Oyj                                            2,421     37,127        0.0%
    Metsa Board Oyj                                           125,806    790,967        0.1%
    Metso Oyj                                                  44,931  1,082,268        0.1%
    Munksjo Oyj                                                 3,591     40,957        0.0%
    Neste Oyj                                                  50,237  1,609,821        0.1%
    Nokia Oyj(5946455)                                        143,713    844,286        0.1%
    Nokia Oyj(5902941)                                        179,921  1,062,163        0.1%
    Nokian Renkaat Oyj                                         34,855  1,287,403        0.1%
    Okmetic Oyj                                                 3,715     38,900        0.0%
    Olvi Oyj Class A                                            7,168    199,257        0.0%
    Oriola-KD Oyj Class B                                      55,457    274,448        0.0%
    Orion Oyj Class A                                           5,798    199,497        0.0%
    Orion Oyj Class B                                          28,958  1,011,350        0.1%
*   Outokumpu Oyj                                             163,274    687,279        0.0%
#*  Outotec Oyj                                                82,174    327,827        0.0%
#   PKC Group Oyj                                              10,382    186,855        0.0%
    Ponsse Oy                                                   2,825     72,244        0.0%
*   Poyry Oyj                                                   6,843     26,663        0.0%
#   Raisio Oyj Class V                                         72,180    355,994        0.0%
    Ramirent Oyj                                               44,716    312,772        0.0%
#   Revenio Group Oyj                                           1,221     36,095        0.0%
#   Sampo Oyj Class A                                          46,849  2,049,225        0.1%
#   Sanoma Oyj                                                 65,013    318,243        0.0%
    Sponda Oyj                                                 24,572    107,004        0.0%
*   Stockmann Oyj Abp Class A                                   2,666     18,929        0.0%
#*  Stockmann Oyj Abp Class B                                  26,291    182,549        0.0%
#   Stora Enso Oyj Class R                                    285,475  2,495,934        0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FINLAND -- (Continued)
*   Talvivaara Mining Co. P.L.C.                              190,260 $     1,242        0.0%
    Technopolis Oyj                                            27,132     117,160        0.0%
    Tieto Oyj                                                  21,990     577,858        0.0%
    Tikkurila Oyj                                              15,819     277,675        0.0%
    UPM-Kymmene Oyj                                           273,652   5,238,266        0.3%
    Uponor Oyj                                                 22,059     340,337        0.0%
    Vaisala Oyj Class A                                         2,960      84,298        0.0%
    Valmet Oyj                                                 27,430     344,444        0.0%
    Wartsila Oyj Abp                                           14,688     630,370        0.0%
#   YIT Oyj                                                    54,234     370,262        0.0%
                                                                      -----------        ---
TOTAL FINLAND                                                          37,021,136        2.1%
                                                                      -----------        ---
FRANCE -- (5.9%)
    ABC Arbitrage                                               8,693      60,165        0.0%
#   Accor SA                                                   15,256     675,585        0.0%
#   Actia Group                                                 5,344      32,565        0.0%
    Aeroports de Paris                                          2,541     319,834        0.0%
*   Air France-KLM                                             45,894     411,171        0.0%
    Air Liquide SA                                              5,785     656,115        0.0%
    Akka Technologies                                           4,661     150,293        0.0%
    Albioma SA                                                 12,677     206,683        0.0%
*   Alstom SA                                                   8,602     219,958        0.0%
    Altamir                                                    10,186     127,235        0.0%
    Alten SA                                                   11,932     736,734        0.1%
    Altran Technologies SA                                     72,366   1,074,048        0.1%
    April SA                                                    6,744      92,622        0.0%
#*  Archos                                                      3,060       6,331        0.0%
    Arkema SA                                                  17,205   1,373,242        0.1%
#   Assystem                                                    5,757     149,392        0.0%
    Atos SE                                                    19,717   1,754,944        0.1%
    Aubay                                                       1,565      35,261        0.0%
#   AXA SA                                                    110,215   2,782,885        0.2%
    AXA SA Sponsored ADR                                       14,588     369,368        0.0%
    Axway Software SA                                           3,291      72,461        0.0%
#   Beneteau SA                                                 8,579      99,673        0.0%
    BioMerieux                                                  4,515     582,759        0.0%
    BNP Paribas SA                                             73,561   3,895,712        0.2%
    Boiron SA                                                   2,896     232,138        0.0%
    Bollore SA                                                177,765     703,982        0.1%
    Bonduelle SCA                                               6,681     197,213        0.0%
#   Bourbon SA                                                  7,892     116,462        0.0%
#   Bouygues SA                                                30,857   1,029,665        0.1%
    Bureau Veritas SA                                          24,625     583,692        0.0%
    Burelle SA                                                     58      53,795        0.0%
    Capgemini SA                                                9,054     845,125        0.1%
    Carrefour SA                                               43,255   1,225,452        0.1%
#   Casino Guichard Perrachon SA                               18,503   1,101,201        0.1%
    Catering International Services                               672      10,931        0.0%
*   Cegedim SA                                                  1,092      29,970        0.0%
    Cegid Group SA                                              3,880     274,393        0.0%
#*  CGG SA                                                    313,784     294,872        0.0%
    CGG SA Sponsored ADR                                       16,300      15,689        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FRANCE -- (Continued)
    Chargeurs SA                                               19,819 $  202,287        0.0%
    Christian Dior SE                                           1,578    277,287        0.0%
    Cie de Saint-Gobain                                       110,562  5,066,231        0.3%
    Cie des Alpes                                               3,718     64,708        0.0%
    Cie Generale des Etablissements Michelin                   23,837  2,489,776        0.2%
    CNP Assurances                                             42,383    722,216        0.1%
*   Coface SA                                                  10,494     84,766        0.0%
    Credit Agricole SA                                         82,395    912,009        0.1%
    Danone SA                                                  12,713    890,716        0.1%
    Dassault Systemes                                           2,688    210,246        0.0%
    Derichebourg SA                                            69,069    220,214        0.0%
    Devoteam SA                                                 1,816     84,699        0.0%
#   Edenred                                                    24,305    479,431        0.0%
    Eiffage SA                                                 16,727  1,330,672        0.1%
#   Electricite de France SA                                   35,834    514,822        0.0%
    Electricite de Strasbourg SA                                   88      9,714        0.0%
    Elior Group                                                 8,182    175,881        0.0%
    Engie SA                                                  135,265  2,230,985        0.1%
#*  Eramet                                                      3,930    156,662        0.0%
    Essilor International SA                                    9,379  1,214,168        0.1%
*   Esso SA Francaise                                           2,429    110,062        0.0%
*   Etablissements Maurel et Prom                              36,130    145,594        0.0%
    Euler Hermes Group                                          3,745    356,021        0.0%
    Eurofins Scientific SE                                      2,681    994,720        0.1%
    Euronext NV                                                 5,993    253,335        0.0%
    Eutelsat Communications SA                                 25,971    806,881        0.1%
    Exel Industries Class A                                        69      6,059        0.0%
    Faiveley Transport SA                                       2,496    271,671        0.0%
    Faurecia                                                   22,261    919,779        0.1%
    Fimalac                                                       909    102,112        0.0%
    Fleury Michon SA                                              571     39,429        0.0%
*   GameLoft SE                                                19,850    168,172        0.0%
    Gaztransport Et Technigaz SA                                3,870    143,606        0.0%
    GL Events                                                   4,776     91,606        0.0%
    Groupe Crit                                                 2,177    143,500        0.0%
    Groupe Eurotunnel SE                                       51,587    658,648        0.0%
*   Groupe Flo                                                  2,320      3,808        0.0%
*   Groupe Fnac SA                                              4,086    235,750        0.0%
#   Groupe Gorge                                                2,052     50,497        0.0%
    Groupe Open                                                 1,768     36,290        0.0%
    Guerbet                                                     2,969    195,017        0.0%
    Haulotte Group SA                                           5,535     86,329        0.0%
    Havas SA                                                   19,045    159,687        0.0%
*   Hipay Group SA                                              2,179     25,899        0.0%
    Iliad SA                                                    1,304    285,130        0.0%
    Imerys SA                                                  11,278    832,861        0.1%
#   Ingenico Group SA                                           7,082    834,810        0.1%
    Interparfums SA                                             2,562     67,769        0.0%
    Ipsen SA                                                   11,306    683,548        0.0%
    IPSOS                                                      22,830    680,759        0.0%
    Jacquet Metal Service                                       8,285    123,118        0.0%
    JCDecaux SA                                                 8,247    365,406        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FRANCE -- (Continued)
    Kering                                                      2,640 $  452,755        0.0%
    Korian SA                                                  22,132    697,479        0.0%
    Lagardere SCA                                              56,685  1,504,298        0.1%
    Laurent-Perrier                                             1,001     85,108        0.0%
*   Le Noble Age                                                3,880    132,617        0.0%
    Lectra                                                      8,258    125,515        0.0%
    Legrand SA                                                 13,193    751,971        0.1%
    Linedata Services                                             385     17,619        0.0%
    LISI                                                       10,350    296,153        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                         6,702  1,116,630        0.1%
    Maisons France Confort SA                                     513     24,065        0.0%
    Manitou BF SA                                               5,334     92,572        0.0%
    Manutan International                                         529     28,500        0.0%
    Mersen                                                      7,780    124,339        0.0%
#*  METabolic EXplorer SA                                      10,722     27,524        0.0%
    Metropole Television SA                                    20,920    396,859        0.0%
    MGI Coutier                                                 7,238    154,173        0.0%
    Natixis SA                                                141,854    782,741        0.1%
#*  Naturex                                                     2,892    243,858        0.0%
    Neopost SA                                                 10,915    267,381        0.0%
*   Nexans SA                                                  24,125  1,122,334        0.1%
    Nexity SA                                                  16,336    875,626        0.1%
#*  Nicox                                                       7,923     77,426        0.0%
*   NRJ Group                                                   5,162     52,866        0.0%
    Numericable-SFR SA                                          2,828     92,657        0.0%
#   Oeneo SA                                                    8,532     70,664        0.0%
#*  Onxeo SA(B04P0G6)                                           3,948     15,214        0.0%
*   Onxeo SA(BPFJVR0)                                           5,700     21,856        0.0%
    Orange SA                                                 121,795  2,023,493        0.1%
    Orpea                                                       8,489    700,335        0.1%
*   Parrot SA                                                   1,726     34,774        0.0%
    Pernod Ricard SA                                            6,769    731,153        0.1%
*   Peugeot SA                                                136,118  2,193,698        0.1%
#*  Pierre & Vacances SA                                        3,256    127,612        0.0%
    Plastic Omnium SA                                          18,592    616,080        0.0%
    Plastivaloire                                                 938     75,875        0.0%
    PSB Industries SA                                             755     41,516        0.0%
    Publicis Groupe SA                                          9,458    699,922        0.1%
#   Rallye SA                                                  18,997    364,977        0.0%
#*  Recylex SA                                                  7,033     18,983        0.0%
    Renault SA                                                 22,726  2,192,781        0.1%
    Rexel SA                                                  132,756  2,012,923        0.1%
    Robertet SA                                                   246     72,347        0.0%
    Rothschild & Co.                                            4,176    104,530        0.0%
    Rubis SCA                                                   7,334    572,926        0.0%
    Saft Groupe SA                                             15,628    485,516        0.0%
    Samse SA                                                       40      5,406        0.0%
    Sanofi                                                     34,442  2,838,936        0.2%
    Sartorius Stedim Biotech                                    1,037    396,291        0.0%
    Savencia SA                                                 1,522    101,042        0.0%
    Schneider Electric SE(B11BPS1)                              1,883    122,635        0.0%
    Schneider Electric SE(4834108)                             10,466    684,346        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FRANCE -- (Continued)
#   SCOR SE                                                    76,077 $ 2,591,614        0.2%
    SEB SA                                                      7,961     891,906        0.1%
    Seche Environnement SA                                        944      33,719        0.0%
#*  Sequana SA                                                 26,638      83,010        0.0%
    SES SA                                                     12,025     328,531        0.0%
    Societe BIC SA                                              1,862     264,373        0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                      548      20,368        0.0%
    Societe Generale SA                                        54,754   2,154,414        0.1%
*   Societe Internationale de Plantations d'Heveas SA             378      15,348        0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA              200       7,530        0.0%
#   Societe Television Francaise 1                             44,374     534,479        0.0%
    Sodexo SA                                                   4,548     459,455        0.0%
#*  SOITEC                                                     55,733      37,665        0.0%
#*  Solocal Group                                               9,249      55,258        0.0%
    Somfy SA                                                      303     110,635        0.0%
    Sopra Steria Group                                          6,764     786,733        0.1%
*   Stallergenes Greer P.L.C.                                     728      22,181        0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   30,249     124,301        0.0%
    Stef SA                                                     2,766     208,768        0.0%
    STMicroelectronics NV(2430025)                             14,700      90,258        0.0%
    STMicroelectronics NV(5962332)                            165,688   1,018,718        0.1%
#*  Store Electronic                                            1,158      29,173        0.0%
#   Suez Environnement Co.                                     20,674     381,014        0.0%
    Sword Group                                                 3,044      81,749        0.0%
    Synergie SA                                                 4,953     149,528        0.0%
    Tarkett SA                                                  2,584      84,297        0.0%
    Technicolor SA                                             96,836     664,224        0.0%
#   Technip SA                                                 50,974   2,987,590        0.2%
    Teleperformance                                            19,734   1,772,550        0.1%
    Tessi SA                                                       94      15,581        0.0%
    Thales SA                                                   9,554     826,781        0.1%
*   Theolia SA                                                 63,059      46,974        0.0%
    Thermador Groupe                                              491      44,861        0.0%
    Total Gabon                                                   101      16,280        0.0%
    Total SA                                                  240,139  12,136,816        0.7%
    Total SA Sponsored ADR                                         57       2,893        0.0%
*   Touax SA                                                      388       3,991        0.0%
    Trigano SA                                                  4,601     269,874        0.0%
*   UBISOFT Entertainment                                      63,784   1,851,335        0.1%
    Union Financiere de France BQE SA                             730      21,830        0.0%
    Valeo SA                                                    6,679   1,059,416        0.1%
#   Vallourec SA                                              101,480     528,461        0.0%
#*  Valneva SE                                                 16,877      65,535        0.0%
    Vetoquinol SA                                                 493      20,420        0.0%
    Vicat SA                                                    7,217     502,398        0.0%
    VIEL & Cie SA                                              11,006      44,318        0.0%
#   Vilmorin & Cie SA                                           1,839     131,619        0.0%
    Vinci SA                                                   17,186   1,283,593        0.1%
    Virbac SA                                                   1,525     278,107        0.0%
    Vivendi SA                                                105,379   2,024,372        0.1%
    Vranken-Pommery Monopole SA                                   394      11,184        0.0%
*   Worldline SA                                                4,965     139,219        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
FRANCE -- (Continued)
    Zodiac Aerospace                                           15,279 $    358,469        0.0%
                                                                      ------------        ---
TOTAL FRANCE                                                           114,357,592        6.5%
                                                                      ------------        ---
GERMANY -- (5.5%)
    Aareal Bank AG                                             41,941    1,493,105        0.1%
    Adidas AG                                                  11,271    1,454,155        0.1%
    Adler Modemaerkte AG                                        4,316       41,018        0.0%
*   ADVA Optical Networking SE                                 25,534      272,479        0.0%
#*  AIXTRON SE                                                 24,048      119,782        0.0%
    Allgeier SE                                                 2,271       41,169        0.0%
    Allianz SE                                                 25,753    4,381,303        0.3%
    Allianz SE Sponsored ADR                                   11,988      204,276        0.0%
    Amadeus Fire AG                                             1,643      123,517        0.0%
*   AS Creation Tapeten                                            50        1,725        0.0%
    Aurubis AG                                                 26,030    1,414,631        0.1%
    Axel Springer SE                                           17,600      984,140        0.1%
    BASF SE                                                    38,075    3,149,975        0.2%
    Bauer AG                                                    6,951      113,642        0.0%
    Bayerische Motoren Werke AG                                33,040    3,056,648        0.2%
#   BayWa AG                                                    9,568      334,485        0.0%
    Bechtle AG                                                  6,886      720,171        0.1%
    Beiersdorf AG                                               3,976      357,026        0.0%
#   Bertrandt AG                                                1,769      204,752        0.0%
    Bijou Brigitte AG                                           2,005      129,425        0.0%
#   Bilfinger SE                                               23,690    1,034,126        0.1%
#   Biotest AG                                                  4,254       81,339        0.0%
#   Borussia Dortmund GmbH & Co. KGaA                          69,263      311,362        0.0%
    BRAAS Monier Building Group SA                                544       15,123        0.0%
    Brenntag AG                                                13,585      797,964        0.1%
    CANCOM SE                                                   5,273      269,056        0.0%
    Carl Zeiss Meditec AG                                      14,834      484,574        0.0%
    CENIT AG                                                    3,984       94,856        0.0%
    CENTROTEC Sustainable AG                                    6,191      102,531        0.0%
    Cewe Stiftung & Co. KGAA                                    3,908      246,452        0.0%
#   Clere AG                                                    3,048       92,941        0.0%
    Comdirect Bank AG                                          17,855      203,373        0.0%
    Commerzbank AG                                            138,409    1,297,909        0.1%
    CompuGroup Medical SE                                      10,913      428,868        0.0%
*   Constantin Medien AG                                       11,950       28,951        0.0%
    Continental AG                                              1,314      289,360        0.0%
*   CropEnergies AG                                            17,051       84,108        0.0%
    CTS Eventim AG & Co. KGaA                                  14,913      523,370        0.0%
    Daimler AG                                                 89,896    6,263,651        0.4%
#*  DEAG Deutsche Entertainment AG                              2,858       12,713        0.0%
    Delticom AG                                                 1,376       25,248        0.0%
    Deutsche Bank AG(D18190898)                                79,294    1,503,414        0.1%
    Deutsche Bank AG(5750355)                                   1,436       27,216        0.0%
    Deutsche Beteiligungs AG                                    5,428      160,623        0.0%
    Deutsche Boerse AG                                          9,256      761,663        0.1%
    Deutsche EuroShop AG                                        5,937      277,007        0.0%
#   Deutsche Lufthansa AG                                     136,476    2,124,910        0.1%
    Deutsche Post AG                                           27,702      813,698        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
    Deutsche Telekom AG                                       105,723 $1,855,801        0.1%
    Deutsche Telekom AG Sponsored ADR                          16,349    286,762        0.0%
    Deutsche Wohnen AG                                         28,338    868,880        0.1%
    Deutz AG                                                   52,505    268,404        0.0%
*   Dialog Semiconductor P.L.C.                                19,113    666,594        0.1%
    DIC Asset AG                                                6,934     63,940        0.0%
    DMG Mori AG                                                21,654  1,038,079        0.1%
#   Dr Hoenle AG                                                1,129     29,791        0.0%
    Draegerwerk AG & Co. KGaA                                   1,243     75,653        0.0%
#   Drillisch AG                                                8,176    338,129        0.0%
    Duerr AG                                                    6,877    551,803        0.0%
    E.ON SE                                                   393,681  4,080,177        0.2%
    Eckert & Ziegler AG                                         2,499     55,459        0.0%
    Elmos Semiconductor AG                                      8,030    100,806        0.0%
    ElringKlinger AG                                           17,767    436,160        0.0%
*   Euromicron AG                                               3,318     30,068        0.0%
*   Evotec AG                                                  26,184    104,535        0.0%
    Fielmann AG                                                 7,546    557,587        0.0%
    Francotyp-Postalia Holding AG Class A                       2,977     13,216        0.0%
#   Fraport AG Frankfurt Airport Services Worldwide            20,490  1,242,159        0.1%
#   Freenet AG                                                 38,805  1,187,874        0.1%
    Fresenius Medical Care AG & Co. KGaA                       10,963    954,187        0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                    4,254    185,602        0.0%
    Fresenius SE & Co. KGaA                                     4,529    330,247        0.0%
    Fuchs Petrolub SE                                           4,468    164,886        0.0%
    GEA Group AG                                               15,270    709,590        0.1%
    Gerresheimer AG                                            18,463  1,376,999        0.1%
#   Gerry Weber International AG                               15,675    226,505        0.0%
    Gesco AG                                                    1,286    107,450        0.0%
    GFK SE                                                      7,957    310,104        0.0%
    GFT Technologies SE                                         5,668    139,338        0.0%
    Grammer AG                                                  8,822    341,752        0.0%
    Grenkeleasing AG                                            1,404    277,108        0.0%
*   H&R AG                                                      6,082     71,818        0.0%
    Hamburger Hafen und Logistik AG                            19,402    304,658        0.0%
    Hannover Rueck SE                                           4,064    464,600        0.0%
    HeidelbergCement AG                                        21,428  1,907,978        0.1%
#*  Heidelberger Druckmaschinen AG                            127,347    287,818        0.0%
    Hella KGaA Hueck & Co.                                      9,201    352,216        0.0%
    Henkel AG & Co. KGaA                                        1,781    181,172        0.0%
    Highlight Communications AG                                 8,842     58,925        0.0%
    Hochtief AG                                                 4,713    605,490        0.0%
    Hornbach Baumarkt AG                                        4,164    129,165        0.0%
    Hugo Boss AG                                                6,065    387,044        0.0%
    Indus Holding AG                                           11,192    571,132        0.0%
    Infineon Technologies AG                                   11,283    160,981        0.0%
    Infineon Technologies AG ADR                               44,524    638,029        0.0%
#   Init Innovation In Traffic Systems AG                         484      7,877        0.0%
    Isra Vision AG                                              1,564    110,999        0.0%
    Jenoptik AG                                                22,885    358,006        0.0%
#   K+S AG                                                     66,799  1,667,321        0.1%
    KION Group AG                                              18,469  1,008,546        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
    Kloeckner & Co. SE                                         76,269 $  890,315        0.1%
*   Koenig & Bauer AG                                           6,102    228,693        0.0%
#*  Kontron AG                                                 32,120    106,120        0.0%
    Krones AG                                                   4,171    476,385        0.0%
    KSB AG                                                         37     13,161        0.0%
#   KUKA AG                                                     8,591    848,543        0.1%
    KWS Saat SE                                                   839    291,146        0.0%
    Lanxess AG                                                 34,179  1,789,941        0.1%
    LEG Immobilien AG                                           8,032    745,082        0.1%
    Leifheit AG                                                   674     43,258        0.0%
    Leoni AG                                                   19,516    705,277        0.1%
    Linde AG                                                    6,050    925,662        0.1%
#   LPKF Laser & Electronics AG                                 6,156     51,279        0.0%
    MAN SE                                                      1,923    208,719        0.0%
#*  Manz AG                                                     1,017     42,801        0.0%
#*  Medigene AG                                                 1,746     18,183        0.0%
    Merck KGaA                                                  3,932    370,303        0.0%
    Metro AG                                                   44,681  1,425,488        0.1%
    MLP AG                                                     31,331    122,092        0.0%
#   MTU Aero Engines AG                                        15,704  1,484,763        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              10,204  1,896,981        0.1%
    Nemetschek SE                                               7,104    397,532        0.0%
    Nexus AG                                                    1,959     34,347        0.0%
*   Nordex SE                                                  20,754    584,046        0.0%
    Norma Group SE                                             10,337    533,726        0.0%
#   OHB SE                                                      4,708    103,822        0.0%
    Osram Licht AG                                             25,890  1,351,969        0.1%
#*  Paion AG                                                   16,014     37,568        0.0%
*   Patrizia Immobilien AG                                     15,677    363,588        0.0%
    Pfeiffer Vacuum Technology AG                               4,509    485,664        0.0%
    PNE Wind AG                                                42,881    107,447        0.0%
    Progress-Werk Oberkirch AG                                    195      8,257        0.0%
    ProSiebenSat.1 Media SE                                    10,357    529,087        0.0%
    Puma SE                                                       972    221,647        0.0%
*   QIAGEN NV(2437907)                                         12,879    289,262        0.0%
*   QIAGEN NV(5732825)                                         34,285    771,091        0.1%
#   QSC AG                                                     59,902     93,042        0.0%
#   R Stahl AG                                                  1,041     35,344        0.0%
    Rational AG                                                   971    493,463        0.0%
    Rheinmetall AG                                             18,479  1,447,778        0.1%
    RHOEN-KLINIKUM AG                                          27,136    844,254        0.1%
#   RIB Software AG                                             5,208     55,094        0.0%
    RTL Group SA                                                2,466    206,471        0.0%
*   RWE AG                                                    151,441  2,268,979        0.1%
#   SAF-Holland SA                                             25,302    298,694        0.0%
#   Salzgitter AG                                              26,655    903,523        0.1%
    SAP SE                                                     10,370    813,641        0.1%
    Schaltbau Holding AG                                        2,774    149,652        0.0%
#*  SGL Carbon SE                                              12,166    142,595        0.0%
    SHW AG                                                      3,890    112,425        0.0%
    Siemens AG                                                 22,303  2,333,970        0.1%
*   Singulus Technologies AG                                   16,452      3,459        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
GERMANY -- (Continued)
    Sixt SE                                                    10,681 $    619,474        0.0%
*   SKW Stahl-Metallurgie Holding AG                            1,512        8,309        0.0%
#*  SMA Solar Technology AG                                     5,887      313,284        0.0%
*   SMT Scharf AG                                                 508        6,397        0.0%
    Softing AG                                                    444        7,095        0.0%
    Software AG                                                23,029      881,607        0.1%
*   Solarworld AG                                                 106          973        0.0%
*   Stabilus SA                                                   293       14,646        0.0%
    Stada Arzneimittel AG                                      36,588    1,555,653        0.1%
    STRATEC Biomedical AG                                       1,225       70,276        0.0%
#   Stroeer SE & Co KGaA                                        8,990      443,487        0.0%
    Suedzucker AG                                              57,029    1,007,020        0.1%
*   Suess MicroTec AG                                          17,284      183,934        0.0%
    Surteco SE                                                  4,621      117,915        0.0%
    Symrise AG                                                  7,136      473,625        0.0%
#   TAG Immobilien AG                                          28,855      383,669        0.0%
    Takkt AG                                                   17,769      371,376        0.0%
*   Talanx AG                                                  20,403      679,020        0.1%
    Technotrans AG                                              2,005       41,367        0.0%
    Telefonica Deutschland Holding AG                         157,158      799,613        0.1%
    ThyssenKrupp AG                                            30,537      711,568        0.1%
    TLG Immobilien AG                                           5,963      126,310        0.0%
#*  Tom Tailor Holding AG                                       7,699       39,372        0.0%
*   Tomorrow Focus AG                                          16,554       49,289        0.0%
    United Internet AG                                         12,953      633,119        0.0%
    USU Software AG                                               590       11,412        0.0%
#   VERBIO Vereinigte BioEnergie AG                            11,194      108,744        0.0%
    Volkswagen AG                                               2,816      449,705        0.0%
*   Vossloh AG                                                  5,268      365,054        0.0%
#   VTG AG                                                      9,755      302,970        0.0%
#   Wacker Chemie AG                                            6,047      581,001        0.0%
    Wacker Neuson SE                                           16,443      278,539        0.0%
    Washtec AG                                                  5,153      208,893        0.0%
*   Wincor Nixdorf AG                                          17,870      978,047        0.1%
    XING AG                                                       760      144,287        0.0%
    Zeal Network SE                                             2,683      124,377        0.0%
                                                                      ------------        ---
TOTAL GERMANY                                                          107,000,306        6.1%
                                                                      ------------        ---
HONG KONG -- (2.7%)
    Aeon Stores Hong Kong Co., Ltd.                            22,000       19,267        0.0%
    Agritrade Resources, Ltd.                                 440,000       92,169        0.0%
    AIA Group, Ltd.                                           325,600    1,944,413        0.1%
    Alco Holdings, Ltd.                                        74,000       30,025        0.0%
    Allied Group, Ltd.                                          6,000       29,247        0.0%
#   Allied Properties HK, Ltd.                                434,540       81,571        0.0%
*   Anxian Yuan China Holdings, Ltd.                          580,000        9,701        0.0%
*   Apac Resources, Ltd.                                      873,175       10,593        0.0%
*   Applied Development Holdings, Ltd.                        375,000       18,339        0.0%
    APT Satellite Holdings, Ltd.                              253,500      201,173        0.0%
#   Asia Financial Holdings, Ltd.                              98,000       51,631        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.           39,000       55,072        0.0%
    Asia Standard International Group                          22,000        3,569        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
#   ASM Pacific Technology, Ltd.                                 50,300 $  361,498        0.0%
#   Associated International Hotels, Ltd.                        10,000     27,545        0.0%
#*  Auto Italia Holdings                                        875,000     21,389        0.0%
*   AVIC Joy Holdings HK, Ltd.                                1,570,000     39,326        0.0%
*   BAN LOONG HOLDINGS, Ltd.                                    318,000      5,627        0.0%
#   Bank of East Asia, Ltd. (The)                               184,507    668,204        0.1%
    BEP International Holdings, Ltd.                          1,300,000     85,283        0.0%
    BOC Hong Kong Holdings, Ltd.                                140,000    417,266        0.0%
    Bonjour Holdings, Ltd.                                      596,200     24,518        0.0%
    Bossini International Holdings, Ltd.                        724,000     44,737        0.0%
    Bright Smart Securities & Commodities Group, Ltd.           238,000     66,811        0.0%
#   Brightoil Petroleum Holdings, Ltd.                          749,000    237,122        0.0%
*   Brockman Mining, Ltd.                                       873,840     12,078        0.0%
*   Burwill Holdings, Ltd.                                    1,724,000     63,271        0.0%
    Cafe de Coral Holdings, Ltd.                                 94,000    283,789        0.0%
#*  CAR, Inc.                                                   158,000    179,982        0.0%
    Cathay Pacific Airways, Ltd.                                333,000    529,205        0.0%
    CCT Fortis Holdings, Ltd.                                    72,000      9,149        0.0%
    CEC International Holdings, Ltd.                            118,000     15,334        0.0%
    Chen Hsong Holdings                                          48,000      9,895        0.0%
    Cheuk Nang Holdings, Ltd.                                    21,211     14,627        0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                     6,000     56,663        0.0%
*   Cheung Wo International Holdings, Ltd.                      348,000     35,395        0.0%
    Chevalier International Holdings, Ltd.                       30,055     47,328        0.0%
#*  China Beidahuang Industry Group Holdings, Ltd. Class A      244,000     13,785        0.0%
*   China Best Group Holding, Ltd.                            1,480,000     43,646        0.0%
*   China Billion Resources, Ltd.                                99,000         --        0.0%
*   China Chuanglian Education Group, Ltd.                      660,000     19,684        0.0%
#*  China Energy Development Holdings, Ltd.                   6,602,000     83,867        0.0%
*   China Environmental Energy Investment, Ltd.               1,700,000     26,392        0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.          610,000      9,794        0.0%
    China Flavors & Fragrances Co., Ltd.                         56,437     18,580        0.0%
*   China Medical & Healthcare Group, Ltd.                      620,000     35,851        0.0%
    China Metal International Holdings, Inc.                    162,000     49,641        0.0%
#*  China Public Procurement, Ltd.                            2,172,000     39,858        0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   478,000     30,096        0.0%
*   China Solar Energy Holdings, Ltd.                            64,000        278        0.0%
*   China Star Entertainment, Ltd.                              374,000     34,151        0.0%
*   China Strategic Holdings, Ltd.                            1,295,000     38,857        0.0%
*   China Ting Group Holdings, Ltd.                             226,000     11,037        0.0%
*   China Wah Yan Healthcare, Ltd.                              248,950      3,354        0.0%
    Chinese Estates Holdings, Ltd.                                7,000     17,368        0.0%
#   Chow Sang Sang Holdings International, Ltd.                 217,000    351,885        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                          94,600     65,754        0.0%
    Chuang's Consortium International, Ltd.                     538,925     70,002        0.0%
    CITIC Telecom International Holdings, Ltd.                  982,000    407,688        0.0%
    CK Hutchison Holdings, Ltd.                                 142,960  1,709,400        0.1%
    CK Life Sciences Int'l Holdings, Inc.                     1,358,000    129,306        0.0%
    CNT Group, Ltd.                                             406,000     18,780        0.0%
*   Continental Holdings, Ltd.                                1,520,000     23,574        0.0%
*   Convoy Financial Holdings, Ltd.                           1,278,000     51,688        0.0%
*   CP Lotus Corp.                                              260,000      5,155        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
HONG KONG -- (Continued)
*   Crocodile Garments                                           714,000 $  116,518        0.0%
    Cross-Harbour Holdings, Ltd. (The)                            16,000     21,677        0.0%
    CSI Properties, Ltd.                                       1,711,515     51,986        0.0%
*   CST Mining Group, Ltd.                                    11,424,000    184,944        0.0%
*   Culture Landmark Investment, Ltd.                             80,000      6,085        0.0%
#   CW Group Holdings, Ltd.                                      259,000     76,389        0.0%
#   Dah Sing Banking Group, Ltd.                                 249,795    445,690        0.0%
    Dah Sing Financial Holdings, Ltd.                            125,066    854,673        0.1%
    Dan Form Holdings Co., Ltd.                                  325,000     63,144        0.0%
    Dickson Concepts International, Ltd.                          34,500      9,688        0.0%
    Eagle Nice International Holdings, Ltd.                      242,000     62,905        0.0%
    Emperor Capital Group, Ltd.                                1,713,000    151,607        0.0%
    Emperor Entertainment Hotel, Ltd.                            520,000    161,010        0.0%
    Emperor International Holdings, Ltd.                       1,023,750    205,452        0.0%
    Emperor Watch & Jewellery, Ltd.                            2,080,000     47,596        0.0%
*   EPI Holdings, Ltd.                                         1,260,000     27,504        0.0%
#*  Esprit Holdings, Ltd.                                      1,019,299    891,755        0.1%
    Fairwood Holdings, Ltd.                                       24,500     86,757        0.0%
    Far East Consortium International, Ltd.                      890,754    296,794        0.0%
    FIH Mobile, Ltd.                                           1,355,000    581,907        0.1%
    First Pacific Co., Ltd.                                      939,200    594,755        0.1%
    First Shanghai Investments, Ltd.                             408,000     65,871        0.0%
    Fountain SET Holdings, Ltd.                                  436,000     52,097        0.0%
*   Freeman Financial Corp., Ltd.                                960,000     52,377        0.0%
    Future Bright Holdings, Ltd.                                 348,000     39,753        0.0%
    G-Resources Group, Ltd.                                   13,297,800    305,504        0.0%
#   Galaxy Entertainment Group, Ltd.                             138,000    463,851        0.0%
#*  GCL New Energy Holdings, Ltd.                              2,028,000    100,291        0.0%
    Genting Hong Kong, Ltd.                                      400,000    129,360        0.0%
*   Get Nice Financial Group, Ltd.                               108,150     15,894        0.0%
    Get Nice Holdings, Ltd.                                    4,326,000    155,644        0.0%
#   Giordano International, Ltd.                                 756,000    341,537        0.0%
*   Global Brands Group Holding, Ltd.                          3,602,000    425,869        0.0%
    Glorious Sun Enterprises, Ltd.                               122,000     15,544        0.0%
    Gold Peak Industries Holdings, Ltd.                           81,000      9,490        0.0%
    Golden Resources Development International, Ltd.              90,000      4,869        0.0%
*   Goldin Financial Holdings, Ltd.                               34,000     30,205        0.0%
    Great Eagle Holdings, Ltd.                                    95,000    384,818        0.0%
    Guangnan Holdings, Ltd.                                      154,000     18,001        0.0%
    Guoco Group, Ltd.                                              1,000     11,011        0.0%
#   Guotai Junan International Holdings, Ltd.                  1,201,000    401,416        0.0%
    Haitong International Securities Group, Ltd.                 921,602    530,413        0.1%
    Hang Lung Group, Ltd.                                        239,000    734,613        0.1%
    Hang Lung Properties, Ltd.                                   479,000    953,773        0.1%
    Hang Seng Bank, Ltd.                                          22,400    406,124        0.0%
    Hanison Construction Holdings, Ltd.                          139,459     23,279        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                              2,528,000     90,893        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                                266,000      9,602        0.0%
*   Hao Tian Development Group, Ltd.                           1,548,800     91,462        0.0%
    Harbour Centre Development, Ltd.                              36,000     60,954        0.0%
    Henderson Land Development Co., Ltd.                         177,260  1,104,780        0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.      119,288    107,265        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                                SHARES   VALUE++   ASSETS**
                                                              ---------- -------- ----------
HONG KONG -- (Continued)
    HKR International, Ltd.                                      432,571 $177,465        0.0%
    HKT Trust & HKT, Ltd.                                        241,000  348,468        0.0%
    Hon Kwok Land Investment Co., Ltd.                            62,000   23,546        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      14,800   96,256        0.0%
*   Hong Kong Building & Loan Agency, Ltd. (The)                 400,000   15,416        0.0%
#   Hong Kong Ferry Holdings Co., Ltd.                            21,000   23,974        0.0%
*   Hong Kong Television Network, Ltd.                           466,000   99,955        0.0%
*   Hong Kong Television Network, Ltd. ADR                         3,100   13,330        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       204,000  243,101        0.0%
    Hongkong Chinese, Ltd.                                       164,000   34,169        0.0%
    Hop Hing Group Holdings, Ltd.                              1,832,000   26,519        0.0%
    Hopewell Holdings, Ltd.                                      256,000  862,263        0.1%
#   Hsin Chong Group Holding, Ltd.                             1,284,000  134,079        0.0%
*   Hua Hong Semiconductor, Ltd.                                 111,000  111,647        0.0%
    Hung Hing Printing Group, Ltd.                               150,000   18,648        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.        906,000  318,101        0.0%
    Hysan Development Co., Ltd.                                   56,000  247,434        0.0%
*   I-CABLE Communications, Ltd.                                 358,000   28,620        0.0%
#   IGG, Inc.                                                     30,000   13,006        0.0%
#*  Imagi International Holdings, Ltd.                         3,008,000   34,427        0.0%
*   International Standard Resources Holdings, Ltd.            1,805,000   33,559        0.0%
*   iOne Holdings, Ltd.                                          700,000   18,011        0.0%
    IPE Group, Ltd.                                              365,000   78,403        0.0%
*   IRC, Ltd.                                                  1,109,066   19,266        0.0%
    IT, Ltd.                                                     298,000   73,611        0.0%
    ITC Corp., Ltd.                                              212,000   17,443        0.0%
    Johnson Electric Holdings, Ltd.                              204,625  603,407        0.1%
    K Wah International Holdings, Ltd.                           730,441  352,897        0.0%
*   Kader Holdings Co., Ltd.                                     214,000   20,005        0.0%
    Kerry Logistics Network, Ltd.                                254,750  359,282        0.0%
    Kerry Properties, Ltd.                                       243,000  661,889        0.1%
    Kingmaker Footwear Holdings, Ltd.                            162,000   45,219        0.0%
#*  Kingston Financial Group, Ltd.                             1,610,000  599,524        0.1%
*   Ko Yo Chemical Group, Ltd.                                   320,000   11,103        0.0%
    Kowloon Development Co., Ltd.                                314,000  301,743        0.0%
    Kwoon Chung Bus Holdings, Ltd.                                42,000   22,445        0.0%
    L'Occitane International SA                                   85,500  164,119        0.0%
*   L'sea Resources International Holdings, Ltd.                 710,000   17,319        0.0%
    Lai Sun Development Co., Ltd.                             11,295,666  168,392        0.0%
*   Landing International Development, Ltd.                    3,140,000   89,133        0.0%
*   Lerado Financial Group Co., Ltd.                             772,000   12,839        0.0%
    Li & Fung, Ltd.                                              598,000  369,839        0.0%
    Lifestyle International Holdings, Ltd.                       251,000  415,787        0.0%
    Lippo China Resources, Ltd.                                2,772,000   91,012        0.0%
    Lippo, Ltd.                                                    9,000    5,602        0.0%
    Lisi Group Holdings, Ltd.                                    672,000   36,716        0.0%
    Liu Chong Hing Investment, Ltd.                              122,000  137,537        0.0%
*   Louis XIII Holdings, Ltd.                                    107,500   41,547        0.0%
    Luen Thai Holdings, Ltd.                                      87,000   14,331        0.0%
#   Luk Fook Holdings International, Ltd.                        206,000  468,099        0.0%
    Lung Kee Bermuda Holdings                                     38,000   10,666        0.0%
#*  Macau Legend Development, Ltd.                             1,677,000  228,542        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
    Magnificent Hotel Investment, Ltd.                          818,000 $   20,212        0.0%
    Man Wah Holdings, Ltd.                                      447,200    521,521        0.0%
    Man Yue Technology Holdings, Ltd.                           142,000     16,404        0.0%
*   Mason Financial Holdings, Ltd.                            2,420,000     97,999        0.0%
    Melco Crown Entertainment, Ltd. ADR                          10,831    160,299        0.0%
#   Melco International Development, Ltd.                       263,000    302,584        0.0%
    MGM China Holdings, Ltd.                                     76,400    108,023        0.0%
#*  Midland Holdings, Ltd.                                      358,584    114,052        0.0%
    Miramar Hotel & Investment                                   54,000     99,115        0.0%
*   Mongolian Mining Corp.                                    3,299,999     28,877        0.0%
    MTR Corp., Ltd.                                              39,525    195,663        0.0%
    NagaCorp, Ltd.                                              900,000    644,673        0.1%
*   Neo-Neon Holdings, Ltd.                                     205,000     27,935        0.0%
*   Neptune Group, Ltd.                                       2,370,000     13,717        0.0%
    New World Development Co., Ltd.                           1,206,362  1,201,287        0.1%
#   Newocean Energy Holdings, Ltd.                              668,000    228,200        0.0%
    Next Digital, Ltd.                                          436,000     24,451        0.0%
    NWS Holdings, Ltd.                                          409,268    622,706        0.1%
*   O Luxe Holdings, Ltd.                                       938,700     51,106        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      945,000     61,996        0.0%
    Orient Overseas International, Ltd.                         138,000    524,482        0.0%
    Oriental Watch Holdings                                     198,000     23,945        0.0%
*   Pacific Andes International Holdings, Ltd.                1,218,336     17,199        0.0%
#*  Pacific Basin Shipping, Ltd.                              1,159,000    195,292        0.0%
    Pacific Textiles Holdings, Ltd.                             162,000    208,162        0.0%
    Paliburg Holdings, Ltd.                                      44,000     13,075        0.0%
#   Paradise Entertainment, Ltd.                                340,000     52,480        0.0%
    PCCW, Ltd.                                                1,069,013    724,973        0.1%
*   Peace Map Holding, Ltd.                                   1,460,000     41,263        0.0%
*   Pearl Oriental Oil, Ltd.                                    933,800     42,055        0.0%
    Perfect Shape Beauty Technology, Ltd.                        56,000      6,343        0.0%
    Pico Far East Holdings, Ltd.                                404,000    110,314        0.0%
    Playmates Holdings, Ltd.                                     74,000     94,303        0.0%
    Playmates Toys, Ltd.                                        340,000     88,453        0.0%
    Polytec Asset Holdings, Ltd.                                930,000     80,325        0.0%
    Prada SpA                                                    26,200     88,733        0.0%
    Public Financial Holdings, Ltd.                             124,000     56,678        0.0%
    PYI Corp., Ltd.                                           2,456,000     55,266        0.0%
    Regal Hotels International Holdings, Ltd.                   296,000    142,685        0.0%
#   SA SA International Holdings, Ltd.                          394,073    120,105        0.0%
    Samsonite International SA                                  175,800    564,253        0.1%
    SAS Dragon Holdings, Ltd.                                   294,000     49,141        0.0%
#   SEA Holdings, Ltd.                                          104,000    335,231        0.0%
*   SEEC Media Group, Ltd.                                    2,742,000     45,419        0.0%
    Shangri-La Asia, Ltd.                                       807,666    987,720        0.1%
#   Shenwan Hongyuan HK, Ltd.                                   212,500    102,829        0.0%
*   Shougang Concord Grand Group, Ltd.                          253,000      9,897        0.0%
*   Shun Ho Technology Holdings, Ltd.                            13,497      4,522        0.0%
    Shun Tak Holdings, Ltd.                                     921,249    306,438        0.0%
*   Silver base Group Holdings, Ltd.                            218,000     29,384        0.0%
    Singamas Container Holdings, Ltd.                           836,000     89,256        0.0%
    Sino Land Co., Ltd.                                         511,735    803,396        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
*   Sino-Tech International Holdings, Ltd.                    1,750,000 $   10,340        0.0%
    Sitoy Group Holdings, Ltd.                                  181,000     65,719        0.0%
    SJM Holdings, Ltd.                                          534,000    358,709        0.0%
*   Skyway Securities Group, Ltd.                             2,980,000     79,987        0.0%
    SmarTone Telecommunications Holdings, Ltd.                  142,666    235,107        0.0%
*   SOCAM Development, Ltd.                                     171,768     85,298        0.0%
*   Solartech International Hldgs, Ltd.                         200,000      6,314        0.0%
*   Solomon Systech International, Ltd.                         332,000     14,280        0.0%
    Soundwill Holdings, Ltd.                                     50,500     66,148        0.0%
*   South China Holdings Co., Ltd.                              960,000     71,417        0.0%
    Stella International Holdings, Ltd.                         147,000    370,855        0.0%
    Stelux Holdings International, Ltd.                         162,800     14,424        0.0%
*   Success Universe Group, Ltd.                                300,000      6,604        0.0%
    Sun Hung Kai & Co., Ltd.                                    380,341    222,543        0.0%
    Sun Hung Kai Properties, Ltd.                                95,282  1,200,851        0.1%
    Swire Pacific, Ltd. Class A                                  99,000  1,073,376        0.1%
    Swire Pacific, Ltd. Class B                                 105,000    204,452        0.0%
    TAI Cheung Holdings, Ltd.                                    47,000     35,955        0.0%
    Tao Heung Holdings, Ltd.                                    126,000     32,453        0.0%
*   Taung Gold International, Ltd.                              970,000      9,109        0.0%
    Techtronic Industries Co., Ltd.                             218,000    818,612        0.1%
    Television Broadcasts, Ltd.                                 132,200    494,036        0.0%
    Texwinca Holdings, Ltd.                                     312,000    303,408        0.0%
*   Titan Petrochemicals Group, Ltd.                            620,000         40        0.0%
    Tradelink Electronic Commerce, Ltd.                         118,000     26,098        0.0%
    Transport International Holdings, Ltd.                       80,000    217,928        0.0%
#   Trinity, Ltd.                                               840,000     87,422        0.0%
*   TSC Group Holdings, Ltd.                                    276,000     41,561        0.0%
    Tsui Wah Holdings, Ltd.                                     100,000     19,396        0.0%
#*  United Laboratories International Holdings, Ltd. (The)      431,000    179,142        0.0%
#*  United Photovoltaics Group, Ltd.                          1,858,000    159,852        0.0%
*   Up Energy Development Group, Ltd.                           590,000      9,043        0.0%
*   Value Convergence Holdings, Ltd.                            132,000     21,891        0.0%
#   Value Partners Group, Ltd.                                  242,000    231,001        0.0%
    Varitronix International, Ltd.                              231,000    184,359        0.0%
#   Victory City International Holdings, Ltd.                 1,334,773     92,513        0.0%
    Vitasoy International Holdings, Ltd.                        326,000    609,442        0.1%
*   VS International Group, Ltd.                                376,000     25,143        0.0%
    VST Holdings, Ltd.                                          505,200    115,538        0.0%
    VTech Holdings, Ltd.                                         41,200    425,838        0.0%
    Wang On Group, Ltd.                                       2,680,000     34,463        0.0%
*   WH Group, Ltd.                                              288,000    232,996        0.0%
    Wharf Holdings, Ltd. (The)                                  194,000  1,047,332        0.1%
    Wheelock & Co., Ltd.                                        186,000    858,714        0.1%
    Win Hanverky Holdings, Ltd.                                 436,000     82,325        0.0%
*   Winfull Group Holdings, Ltd.                                896,000     21,280        0.0%
    Wing On Co. International, Ltd.                              30,000     87,619        0.0%
#   Wing Tai Properties, Ltd.                                   138,000     83,675        0.0%
#   Wynn Macau, Ltd.                                             85,200    121,142        0.0%
*   Xingye Copper International Group, Ltd.                     121,000     13,987        0.0%
    Xinyi Glass Holdings, Ltd.                                  986,000    669,110        0.1%
    Yeebo International Holdings, Ltd.                          138,000     30,691        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
HONG KONG -- (Continued)
    YGM Trading, Ltd.                                             8,000 $     4,590        0.0%
    YT Realty Group, Ltd.                                        26,000      13,397        0.0%
*   Yuan Heng Gas Holdings, Ltd.                                536,000      39,275        0.0%
    Yue Yuen Industrial Holdings, Ltd.                          169,000     616,657        0.1%
    Yugang International, Ltd.                                3,270,000      60,919        0.0%
*   ZH International Holdings, Ltd.                             800,000      24,962        0.0%
                                                                        -----------        ---
TOTAL HONG KONG                                                          52,371,165        3.0%
                                                                        -----------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           4,097,779   1,244,399        0.1%
    C&C Group P.L.C.                                            130,159     586,179        0.0%
    CRH P.L.C.                                                    4,854     141,265        0.0%
    CRH P.L.C. Sponsored ADR                                     68,904   2,005,795        0.1%
*   FBD Holdings P.L.C.                                           8,425      61,570        0.0%
    Glanbia P.L.C.                                               36,346     686,035        0.0%
    IFG Group P.L.C.                                             20,762      49,444        0.0%
*   Independent News & Media P.L.C.                             208,581      38,238        0.0%
    Irish Continental Group P.L.C.                               50,020     295,408        0.0%
*   Kenmare Resources P.L.C.                                     71,237         778        0.0%
    Kerry Group P.L.C. Class A                                    8,057     718,463        0.0%
    Kingspan Group P.L.C.                                        40,662   1,071,602        0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                           8,908   1,191,813        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                           9,894   1,329,707        0.1%
    Smurfit Kappa Group P.L.C.                                   40,275   1,069,038        0.1%
                                                                        -----------        ---
TOTAL IRELAND                                                            10,489,734        0.6%
                                                                        -----------        ---
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                               2,825      36,403        0.0%
#*  Africa Israel Investments, Ltd.                              73,121      30,989        0.0%
    Africa Israel Properties, Ltd.                                1,260      18,094        0.0%
*   Airport City, Ltd.                                           10,816     105,862        0.0%
*   Allot Communications, Ltd.                                    7,217      37,577        0.0%
    Alrov Properties and Lodgings, Ltd.                           3,637      80,682        0.0%
    Amot Investments, Ltd.                                       21,324      77,508        0.0%
*   AudioCodes, Ltd.                                              4,091      17,274        0.0%
    Avgol Industries 1953, Ltd.                                  26,511      29,245        0.0%
*   Azorim-Investment Development & Construction Co., Ltd.       17,486      14,542        0.0%
    Azrieli Group, Ltd.                                           6,996     280,257        0.0%
    Bank Hapoalim BM                                            125,081     644,332        0.1%
*   Bank Leumi Le-Israel BM                                     256,707     954,003        0.1%
    Bayside Land Corp.                                              192      66,669        0.0%
#   Bezeq The Israeli Telecommunication Corp., Ltd.             127,225     268,120        0.0%
    Big Shopping Centers, Ltd.                                      959      57,186        0.0%
    Blue Square Real Estate, Ltd.                                   346      12,120        0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                                10,729      79,498        0.0%
*   Cellcom Israel, Ltd.(M2196U109)                              11,781      88,240        0.0%
*   Ceragon Networks, Ltd.                                        5,455       6,269        0.0%
*   Clal Biotechnology Industries, Ltd.                          22,507      17,943        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                    12,893     159,200        0.0%
*   Compugen, Ltd.                                                6,312      43,205        0.0%
    Delek Automotive Systems, Ltd.                               12,989     120,873        0.0%
    Delek Group, Ltd.                                               654     114,954        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ISRAEL -- (Continued)
#   Delta-Galil Industries, Ltd.                                6,683 $  183,903        0.0%
    Direct Insurance Financial Investments, Ltd.               11,694     89,539        0.0%
    El Al Israel Airlines                                     236,525    193,500        0.0%
    Elbit Systems, Ltd.(6308913)                                2,463    247,044        0.0%
    Elbit Systems, Ltd.(M3760D101)                              1,367    136,700        0.0%
*   Electra Consumer Products 1970, Ltd.                        1,436     11,831        0.0%
    Electra, Ltd.                                               1,243    162,886        0.0%
*   Elron Electronic Industries, Ltd.                           7,966     36,002        0.0%
*   Energix-Renewable Energies, Ltd.                              837        698        0.0%
*   Evogene, Ltd.                                               5,878     43,230        0.0%
    First International Bank Of Israel, Ltd.                   23,213    294,082        0.0%
    FMS Enterprises Migun, Ltd.                                 1,604     35,333        0.0%
    Formula Systems 1985, Ltd.                                  7,015    224,848        0.0%
    Fox Wizel, Ltd.                                             1,991     34,997        0.0%
    Frutarom Industries, Ltd.                                   8,615    447,971        0.1%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                     4,488     19,663        0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                   3,697     16,821        0.0%
*   Hadera Paper, Ltd.                                            615     17,521        0.0%
#   Harel Insurance Investments & Financial Services, Ltd.     85,948    337,969        0.0%
    Hilan, Ltd.                                                 2,399     33,089        0.0%
    IDI Insurance Co., Ltd.                                       475     24,718        0.0%
    Industrial Buildings Corp., Ltd.                            6,741      6,516        0.0%
    Israel Chemicals, Ltd.                                     51,061    254,384        0.0%
*   Israel Discount Bank, Ltd. Class A                        401,234    669,637        0.1%
*   Jerusalem Oil Exploration                                   6,588    275,976        0.0%
*   Kamada, Ltd.                                               19,297     74,794        0.0%
    Magic Software Enterprises, Ltd.                              765      5,070        0.0%
    Matrix IT, Ltd.                                            39,848    271,693        0.0%
#*  Mazor Robotics, Ltd.                                        7,056     42,981        0.0%
    Meitav DS Investments, Ltd.                                   436      1,261        0.0%
#   Melisron, Ltd.                                              3,433    133,300        0.0%
*   Menora Mivtachim Holdings, Ltd.                            16,403    142,932        0.0%
#   Migdal Insurance & Financial Holding, Ltd.                125,328     92,001        0.0%
    Mivtach Shamir Holdings, Ltd.                               3,088     64,682        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 50,896    591,983        0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                       17,995     91,821        0.0%
    NICE-Systems, Ltd. Sponsored ADR                            3,145    200,808        0.0%
*   Nova Measuring Instruments, Ltd.                           12,115    133,379        0.0%
#*  Oil Refineries, Ltd.                                      925,799    336,533        0.0%
*   Partner Communications Co., Ltd.                           31,937    165,774        0.0%
*   Partner Communications Co., Ltd. ADR                       10,082     51,116        0.0%
    Paz Oil Co., Ltd.                                           3,259    508,733        0.1%
*   Phoenix Holdings, Ltd. (The)                               35,152     90,864        0.0%
    Plasson Industries, Ltd.                                    1,206     32,322        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        2,501    102,741        0.0%
    Sapiens International Corp. NV                              6,920     86,383        0.0%
#   Shikun & Binui, Ltd.                                      111,688    213,504        0.0%
    Shufersal, Ltd.                                            58,568    198,775        0.0%
    Strauss Group, Ltd.                                         6,285    100,788        0.0%
*   Summit Real Estate Holdings, Ltd.                           5,230     27,727        0.0%
    Teva Pharmaceutical Industries, Ltd.                          395     21,699        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         37,619  2,048,355        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd.                                     6,141 $    71,563        0.0%
*   Union Bank of Israel                                         11,830      43,286        0.0%
                                                                        -----------        ---
TOTAL ISRAEL                                                             13,106,771        0.7%
                                                                        -----------        ---
ITALY -- (2.7%)
    A2A SpA                                                     230,899     330,037        0.0%
    ACEA SpA                                                     10,441     153,577        0.0%
#*  Aeffe SpA                                                     6,810       8,746        0.0%
    Alerion Cleanpower SpA                                        2,861       6,365        0.0%
    Amplifon SpA                                                 36,372     334,940        0.0%
    Anima Holding SpA                                            48,618     345,286        0.0%
    Ansaldo STS SpA                                              28,735     348,832        0.0%
*   Arnoldo Mondadori Editore SpA                                64,951      74,198        0.0%
    Ascopiave SpA                                                26,594      72,704        0.0%
    Assicurazioni Generali SpA                                  290,493   4,441,519        0.3%
#   Astaldi SpA                                                  38,221     187,628        0.0%
    Atlantia SpA                                                 19,780     551,361        0.0%
*   Autogrill SpA                                                51,004     432,854        0.0%
    Azimut Holding SpA                                           28,368     716,046        0.1%
#*  Banca Carige SpA                                            151,084     123,945        0.0%
    Banca Generali SpA                                           20,370     606,152        0.1%
    Banca IFIS SpA                                                9,407     269,654        0.0%
    Banca Mediolanum SpA                                         31,439     259,235        0.0%
*   Banca Monte dei Paschi di Siena SpA                         315,547     255,786        0.0%
    Banca Popolare dell'Emilia Romagna SC                       294,662   1,727,770        0.1%
    Banca Popolare di Milano Scarl                            2,734,351   2,080,914        0.1%
    Banca Popolare di Sondrio SCARL                             270,612   1,012,184        0.1%
#   Banca Profilo SpA                                            74,644      19,376        0.0%
#   Banco di Desio e della Brianza SpA                           19,322      54,489        0.0%
    Banco Popolare SC                                           178,215   1,261,910        0.1%
    BasicNet SpA                                                 13,861      56,779        0.0%
    BI Esse SpA                                                   5,834      88,874        0.0%
    Brembo SpA                                                   11,209     603,065        0.0%
#   Brunello Cucinelli SpA                                        4,034      79,208        0.0%
    Buzzi Unicem SpA                                             35,964     683,120        0.1%
    Cementir Holding SpA                                         29,084     153,546        0.0%
    Cerved Information Solutions SpA                             37,421     301,674        0.0%
*   CIR-Compagnie Industriali Riunite SpA                       231,604     288,843        0.0%
#   CNH Industrial NV                                            37,663     289,549        0.0%
    Credito Emiliano SpA                                         75,166     543,824        0.0%
*   Credito Valtellinese SC                                     737,433     577,422        0.0%
#*  d'Amico International Shipping SA                           121,883      62,040        0.0%
    Danieli & C Officine Meccaniche SpA                           8,213     180,276        0.0%
    Datalogic SpA                                                 6,773     123,380        0.0%
    Davide Campari-Milano SpA                                    54,772     529,844        0.0%
    De' Longhi SpA                                               19,074     440,340        0.0%
    DeA Capital SpA                                              39,441      58,984        0.0%
    DiaSorin SpA                                                  7,370     430,824        0.0%
    Ei Towers SpA                                                 4,481     263,054        0.0%
    El.En. SpA                                                      407      20,136        0.0%
    Enel SpA                                                    161,430     733,670        0.1%
    Engineering SpA                                               1,932     146,214        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
ITALY -- (Continued)
    Eni SpA                                                     211,731 $3,459,035        0.2%
    Eni SpA Sponsored ADR                                         7,138    233,912        0.0%
    ERG SpA                                                      28,525    371,883        0.0%
    Esprinet SpA                                                 15,324    134,047        0.0%
*   Eurotech SpA                                                 15,195     25,799        0.0%
    Falck Renewables SpA                                         89,276     99,277        0.0%
*   Ferrari NV                                                    8,873    401,025        0.0%
#   Fiat Chrysler Automobiles NV                                 88,733    714,360        0.1%
    FinecoBank Banca Fineco SpA                                   7,169     57,751        0.0%
*   Finmeccanica SpA                                             64,144    813,149        0.1%
    FNM SpA                                                      72,438     39,465        0.0%
#*  Geox SpA                                                     19,867     64,287        0.0%
*   Gruppo Editoriale L'Espresso SpA                            126,073    135,045        0.0%
    Gruppo MutuiOnline SpA                                        4,163     34,677        0.0%
    Hera SpA                                                    124,323    374,464        0.0%
*   IMMSI SpA                                                    93,687     46,842        0.0%
    Industria Macchine Automatiche SpA                            6,520    380,579        0.0%
*   Intek Group SpA                                              68,376     17,854        0.0%
    Interpump Group SpA                                          25,461    367,432        0.0%
    Intesa Sanpaolo SpA                                         621,281  1,727,037        0.1%
    Iren SpA                                                    160,842    297,834        0.0%
    Italcementi SpA                                             118,292  1,403,696        0.1%
    Italmobiliare SpA                                             4,660    203,039        0.0%
*   Juventus Football Club SpA                                  222,962     65,371        0.0%
    La Doria SpA                                                  4,651     67,772        0.0%
*   Landi Renzo SpA                                               7,410      4,307        0.0%
    Luxottica Group SpA                                           2,713    148,047        0.0%
    Luxottica Group SpA Sponsored ADR                               300     16,419        0.0%
#*  Maire Tecnimont SpA                                          50,031    152,306        0.0%
    MARR SpA                                                     14,639    298,212        0.0%
    Mediaset SpA                                                178,044    804,342        0.1%
    Mediobanca SpA                                              238,002  1,960,532        0.1%
    Moleskine SpA                                                28,562     65,877        0.0%
    Moncler SpA                                                  12,823    208,422        0.0%
    Parmalat SpA                                                 66,960    186,754        0.0%
#   Piaggio & C SpA                                              76,038    169,003        0.0%
#*  Prelios SpA                                                  12,061      1,237        0.0%
#   Prima Industrie SpA                                           2,010     25,356        0.0%
    Prysmian SpA                                                 55,310  1,308,571        0.1%
#*  RCS MediaGroup SpA                                           29,449     19,009        0.0%
    Recordati SpA                                                28,280    719,611        0.1%
*   Reno de Medici SpA                                          107,923     43,611        0.0%
    Reply SpA                                                     1,487    211,750        0.0%
#*  Retelit SpA                                                  53,073     39,578        0.0%
    Sabaf SpA                                                     1,518     17,817        0.0%
    SAES Getters SpA                                              3,181     39,087        0.0%
#*  Safilo Group SpA                                             21,548    190,415        0.0%
*   Saipem SpA                                                1,420,388    682,503        0.1%
    Salini Impregilo SpA                                         96,081    421,404        0.0%
#   Salvatore Ferragamo SpA                                      18,735    434,245        0.0%
#*  Saras SpA                                                   141,619    247,364        0.0%
    SAVE SpA                                                      6,004     92,594        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
ITALY -- (Continued)
    Servizi Italia SpA                                          2,006 $     7,992        0.0%
#*  Snai SpA                                                   24,408      20,129        0.0%
    Societa Cattolica di Assicurazioni SCRL                    90,376     629,152        0.1%
    Societa Iniziative Autostradali e Servizi SpA              22,976     240,311        0.0%
*   Sogefi SpA                                                 22,695      41,508        0.0%
    SOL SpA                                                    10,697      94,386        0.0%
    Tamburi Investment Partners SpA                             5,066      18,216        0.0%
*   Telecom Italia SpA                                        815,822     796,628        0.1%
*   Telecom Italia SpA Sponsored ADR                           32,914     321,241        0.0%
    Tenaris SA                                                 25,512     344,986        0.0%
    Terna Rete Elettrica Nazionale SpA                        110,241     622,668        0.1%
*   Tiscali SpA                                               665,564      41,167        0.0%
#   Tod's SpA                                                   4,012     277,937        0.0%
    Trevi Finanziaria Industriale SpA                          50,212      81,125        0.0%
    TXT e-solutions SpA                                         1,190      10,235        0.0%
    UniCredit SpA                                             238,373     924,412        0.1%
    Unione di Banche Italiane SpA                             332,593   1,413,719        0.1%
    Unipol Gruppo Finanziario SpA                             254,524   1,092,756        0.1%
    UnipolSai SpA                                             578,573   1,353,889        0.1%
    Vittoria Assicurazioni SpA                                 16,103     164,042        0.0%
*   Yoox Net-A-Porter Group SpA                                18,471     541,955        0.0%
    Zignago Vetro SpA                                           6,560      43,476        0.0%
                                                                      -----------        ---
TOTAL ITALY                                                            51,456,109        2.9%
                                                                      -----------        ---
JAPAN -- (20.9%)
    77 Bank, Ltd. (The)                                       178,000     624,489        0.1%
    A&D Co., Ltd.                                               9,700      34,603        0.0%
    ABC-Mart, Inc.                                              1,100      71,381        0.0%
    Accordia Golf Co., Ltd.                                    29,200     277,187        0.0%
    Achilles Corp.                                             88,000     112,423        0.0%
#*  Acom Co., Ltd.                                             13,200      68,860        0.0%
    Adastria Co., Ltd.                                         12,760     422,876        0.0%
    ADEKA Corp.                                                42,200     591,806        0.1%
    Aderans Co., Ltd.                                          17,400      87,483        0.0%
    Advan Co., Ltd.                                             8,400      80,545        0.0%
    Advanex, Inc.                                               1,400      15,408        0.0%
#   Advantest Corp.                                            47,900     454,749        0.0%
    Aeon Co., Ltd.                                            193,419   2,898,461        0.2%
    Aeon Delight Co., Ltd.                                      5,100     140,813        0.0%
#   Aeon Fantasy Co., Ltd.                                      5,800     127,874        0.0%
    AEON Financial Service Co., Ltd.                            5,400     120,521        0.0%
    Aeon Hokkaido Corp.                                        14,000      66,333        0.0%
    Aeon Mall Co., Ltd.                                         6,600      90,771        0.0%
*   AGORA Hospitality Group Co., Ltd.                          34,000      12,598        0.0%
#   Agro-Kanesho Co., Ltd.                                      5,600      51,045        0.0%
    Ahresty Corp.                                              15,300      99,867        0.0%
#   Ai Holdings Corp.                                           9,600     274,323        0.0%
    Aica Kogyo Co., Ltd.                                       11,600     258,860        0.0%
    Aichi Bank, Ltd. (The)                                      4,600     209,328        0.0%
    Aichi Corp.                                                16,200     122,079        0.0%
    Aichi Steel Corp.                                          66,000     279,700        0.0%
    Aichi Tokei Denki Co., Ltd.                                17,000      48,120        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Aida Engineering, Ltd.                                     22,100 $  201,626        0.0%
*   Aigan Co., Ltd.                                             2,400      4,802        0.0%
    Ain Holdings, Inc.                                          6,800    330,330        0.0%
    Aiphone Co., Ltd.                                           5,700     91,127        0.0%
    Air Water, Inc.                                            27,000    405,617        0.0%
    Airport Facilities Co., Ltd.                               12,400     54,918        0.0%
    Aisan Industry Co., Ltd.                                   19,100    141,431        0.0%
    Aisin Seiki Co., Ltd.                                      27,506  1,068,878        0.1%
    AIT Corp.                                                   2,600     21,495        0.0%
    Aizawa Securities Co., Ltd.                                20,000    105,975        0.0%
#*  Akebono Brake Industry Co., Ltd.                           53,200    137,289        0.0%
    Akita Bank, Ltd. (The)                                    103,000    275,129        0.0%
    Albis Co., Ltd.                                             2,200     41,837        0.0%
    Alconix Corp.                                               6,700     96,773        0.0%
    Alfresa Holdings Corp.                                     14,500    279,227        0.0%
    Alinco, Inc.                                                9,400     88,684        0.0%
#   Alpen Co., Ltd.                                            11,000    187,717        0.0%
    Alpha Corp.                                                 1,500     13,810        0.0%
    Alpha Systems, Inc.                                         2,660     42,523        0.0%
    Alpine Electronics, Inc.                                   27,400    337,247        0.0%
    Alps Electric Co., Ltd.                                    39,200    677,521        0.1%
    Alps Logistics Co., Ltd.                                    7,600     39,869        0.0%
    Altech Corp.                                                1,500     29,479        0.0%
    Amada Holdings Co., Ltd.                                  105,500  1,059,905        0.1%
    Amano Corp.                                                25,900    423,705        0.0%
    Amiyaki Tei Co., Ltd.                                       2,800    110,283        0.0%
#   Amuse, Inc.                                                 2,600     53,298        0.0%
    Anest Iwata Corp.                                          13,500    141,607        0.0%
#   Anritsu Corp.                                              66,600    396,125        0.0%
    AOI Electronics Co., Ltd.                                   2,400     46,550        0.0%
    AOI Pro, Inc.                                               7,200     57,161        0.0%
    AOKI Holdings, Inc.                                        27,878    323,482        0.0%
    Aomori Bank, Ltd. (The)                                   117,000    358,380        0.0%
    Aoyama Trading Co., Ltd.                                   23,300    868,730        0.1%
    Aozora Bank, Ltd.                                         215,000    762,823        0.1%
    Arakawa Chemical Industries, Ltd.                           9,500     80,653        0.0%
    Arata Corp.                                                 4,100     92,756        0.0%
    Araya Industrial Co., Ltd.                                 17,000     19,121        0.0%
    Arcland Sakamoto Co., Ltd.                                 18,400    191,050        0.0%
    Arcland Service Co., Ltd.                                   1,000     28,013        0.0%
    Arcs Co., Ltd.                                             16,289    382,408        0.0%
#   Ardepro Co., Ltd.                                          29,900     31,766        0.0%
    Argo Graphics, Inc.                                         2,200     35,736        0.0%
    Ariake Japan Co., Ltd.                                      3,200    177,288        0.0%
#   Arisawa Manufacturing Co., Ltd.                            18,100     92,608        0.0%
*   Arrk Corp.                                                 16,100     12,560        0.0%
    Artnature, Inc.                                             9,100     75,451        0.0%
    As One Corp.                                                3,100    111,780        0.0%
    Asahi Broadcasting Corp.                                      200      1,217        0.0%
    Asahi Co., Ltd.                                             4,900     72,678        0.0%
    Asahi Diamond Industrial Co., Ltd.                         22,800    227,512        0.0%
    Asahi Glass Co., Ltd.                                     203,000  1,188,859        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Asahi Group Holdings, Ltd.                                  7,500 $  238,028        0.0%
    Asahi Holdings, Inc.                                       15,400    206,971        0.0%
    Asahi Intecc Co., Ltd.                                     10,000    481,084        0.0%
    Asahi Kasei Corp.                                         241,000  1,648,953        0.1%
    Asahi Kogyosha Co., Ltd.                                   12,000     50,723        0.0%
    ASAHI YUKIZAI Corp.                                        49,000     92,468        0.0%
    Asante, Inc.                                                1,600     21,781        0.0%
#   Asanuma Corp.                                              35,000     80,286        0.0%
    Asatsu-DK, Inc.                                            17,400    432,061        0.0%
    Ashikaga Holdings Co., Ltd.                                69,300    203,904        0.0%
#   Ashimori Industry Co., Ltd.                                43,000     59,911        0.0%
#*  Asia Growth Capital, Ltd.                                  72,800     55,120        0.0%
    Asia Pile Holdings Corp.                                   16,600     61,952        0.0%
#   Asics Corp.                                                11,900    235,684        0.0%
    ASKA Pharmaceutical Co., Ltd.                              12,800    162,455        0.0%
    ASKUL Corp.                                                 2,300     90,434        0.0%
    Asunaro Aoki Construction Co., Ltd.                         6,500     39,965        0.0%
#   Ateam, Inc.                                                 2,600     37,388        0.0%
#   Atom Corp.                                                 16,000     97,380        0.0%
    Atsugi Co., Ltd.                                           72,000     76,654        0.0%
    Autobacs Seven Co., Ltd.                                   31,000    534,852        0.1%
    Avex Group Holdings, Inc.                                  19,700    246,924        0.0%
    Awa Bank, Ltd. (The)                                      115,000    584,834        0.1%
    Axell Corp.                                                 4,700     36,464        0.0%
    Axial Retailing, Inc.                                       6,100    194,488        0.0%
    Azbil Corp.                                                18,700    479,810        0.0%
    Bandai Namco Holdings, Inc.                                16,200    344,887        0.0%
    Bando Chemical Industries, Ltd.                            51,000    248,568        0.0%
#   Bank of Iwate, Ltd. (The)                                  10,300    388,879        0.0%
    Bank of Kochi, Ltd. (The)                                  45,000     46,489        0.0%
    Bank of Kyoto, Ltd. (The)                                  83,000    556,737        0.1%
#   Bank of Nagoya, Ltd. (The)                                110,000    364,802        0.0%
    Bank of Okinawa, Ltd. (The)                                10,500    346,600        0.0%
    Bank of Saga, Ltd. (The)                                   75,000    151,737        0.0%
    Bank of the Ryukyus, Ltd.                                  19,100    220,565        0.0%
    Belc Co., Ltd.                                              5,400    214,804        0.0%
    Belluna Co., Ltd.                                          32,400    162,899        0.0%
#   Benefit One, Inc.                                           4,000     90,703        0.0%
#   Benesse Holdings, Inc.                                     14,700    417,061        0.0%
    Best Denki Co., Ltd.                                       22,500     24,120        0.0%
    Bic Camera, Inc.                                           29,500    287,337        0.0%
    BML, Inc.                                                   5,500    234,418        0.0%
#   Bookoff Corp.                                               4,100     33,405        0.0%
    BP Castrol KK                                               2,700     31,970        0.0%
    Bridgestone Corp.                                          13,700    504,261        0.1%
    Broadleaf Co., Ltd.                                        13,900    137,361        0.0%
#   Broccoli Co., Ltd.                                         11,000     36,499        0.0%
    BRONCO BILLY Co., Ltd.                                      3,900    108,535        0.0%
    Brother Industries, Ltd.                                   57,200    648,439        0.1%
    Bunka Shutter Co., Ltd.                                    30,500    257,074        0.0%
    C Uyemura & Co., Ltd.                                       1,400     60,054        0.0%
    CAC Holdings Corp.                                          7,800     59,882        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Calbee, Inc.                                                3,300 $  128,473        0.0%
    Calsonic Kansei Corp.                                      81,000    553,240        0.1%
#   Can Do Co., Ltd.                                            3,700     55,637        0.0%
    Canon Electronics, Inc.                                     8,700    125,660        0.0%
    Canon Marketing Japan, Inc.                                17,500    313,640        0.0%
    Canon, Inc.                                                21,700    606,791        0.1%
    Canon, Inc. Sponsored ADR                                   7,971    222,630        0.0%
    Capcom Co., Ltd.                                           13,600    313,280        0.0%
    Career Design Center Co., Ltd.                              1,900     15,411        0.0%
#   Carlit Holdings Co., Ltd.                                   7,400     32,685        0.0%
#   Casio Computer Co., Ltd.                                   14,700    279,696        0.0%
    Cawachi, Ltd.                                              10,600    248,270        0.0%
    Central Glass Co., Ltd.                                   118,000    657,819        0.1%
#   Central Security Patrols Co., Ltd.                          1,500     30,697        0.0%
    Central Sports Co., Ltd.                                    1,300     27,533        0.0%
    Century Tokyo Leasing Corp.                                13,000    442,039        0.0%
    Chiba Bank, Ltd. (The)                                    163,000    823,153        0.1%
    Chiba Kogyo Bank, Ltd. (The)                               30,600    134,320        0.0%
    Chimney Co., Ltd.                                           2,100     56,551        0.0%
    Chino Corp.                                                 3,300     30,495        0.0%
    Chiyoda Co., Ltd.                                           6,800    175,555        0.0%
    Chiyoda Corp.                                              45,000    341,265        0.0%
    Chiyoda Integre Co., Ltd.                                   7,400    147,957        0.0%
    Chofu Seisakusho Co., Ltd.                                 10,200    235,898        0.0%
    Chori Co., Ltd.                                             6,500     93,596        0.0%
    Chubu Shiryo Co., Ltd.                                     15,300    114,355        0.0%
    Chudenko Corp.                                             16,600    326,639        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             57,000    104,729        0.0%
*   Chugai Mining Co., Ltd.                                    36,200      7,347        0.0%
    Chugai Ro Co., Ltd.                                        30,000     53,412        0.0%
    Chugoku Bank, Ltd. (The)                                   79,500    821,826        0.1%
    Chugoku Marine Paints, Ltd.                                37,000    262,117        0.0%
    Chukyo Bank, Ltd. (The)                                    76,000    157,107        0.0%
    Chuo Spring Co., Ltd.                                       5,000     13,671        0.0%
    Ci:z Holdings Co., Ltd.                                     5,800    118,079        0.0%
    Citizen Holdings Co., Ltd.                                 98,700    556,727        0.1%
    CKD Corp.                                                  27,600    224,271        0.0%
#   Clarion Co., Ltd.                                          50,000    151,641        0.0%
    Cleanup Corp.                                              12,000     77,494        0.0%
#   CMIC Holdings Co., Ltd.                                     6,200     91,556        0.0%
#*  CMK Corp.                                                  23,500     87,953        0.0%
    Coca-Cola East Japan Co., Ltd.                             27,072    495,983        0.1%
    Coca-Cola West Co., Ltd.                                   37,600  1,019,204        0.1%
    Cocokara fine, Inc.                                         8,100    360,823        0.0%
    COLOPL, Inc.                                                5,600    110,622        0.0%
    Colowide Co., Ltd.                                         16,400    267,143        0.0%
    Computer Engineering & Consulting, Ltd.                     5,400     78,254        0.0%
    Computer Institute of Japan, Ltd.                           2,600     11,694        0.0%
#   COMSYS Holdings Corp.                                      38,400    577,366        0.1%
*   Concordia Financial Group, Ltd.                           210,738  1,014,870        0.1%
    CONEXIO Corp.                                               7,800     88,540        0.0%
#   COOKPAD, Inc.                                              10,200    145,865        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Corona Corp.                                                5,000 $ 48,945        0.0%
    Cosel Co., Ltd.                                            11,900  117,034        0.0%
    Cosmo Energy Holdings Co., Ltd.                            41,900  531,651        0.1%
    Cosmos Initia Co., Ltd.                                     6,700   25,973        0.0%
    Cosmos Pharmaceutical Corp.                                 1,000  171,198        0.0%
    Create Restaurants Holdings, Inc.                           9,600   87,844        0.0%
    Create SD Holdings Co., Ltd.                                6,600  158,262        0.0%
    Credit Saison Co., Ltd.                                    40,200  739,208        0.1%
    Cresco, Ltd.                                                2,400   38,455        0.0%
#*  CROOZ, Inc.                                                 3,000   61,803        0.0%
    CTI Engineering Co., Ltd.                                   8,100   72,638        0.0%
    CyberAgent, Inc.                                            2,600  121,890        0.0%
    DA Consortium, Inc.                                        10,800   80,614        0.0%
    Dai Nippon Printing Co., Ltd.                              79,000  740,898        0.1%
    Dai Nippon Toryo Co., Ltd.                                 88,000  153,877        0.0%
    Dai-Dan Co., Ltd.                                           6,000   42,534        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                    59,600  716,374        0.1%
#   Dai-ichi Seiko Co., Ltd.                                    7,000   77,430        0.0%
    Daibiru Corp.                                              28,400  247,824        0.0%
    Daicel Corp.                                               44,400  554,642        0.1%
    Daido Kogyo Co., Ltd.                                      22,000   38,078        0.0%
    Daido Metal Co., Ltd.                                      18,600  136,648        0.0%
    Daido Steel Co., Ltd.                                     158,000  533,856        0.1%
#   Daidoh, Ltd.                                               17,900   78,705        0.0%
    Daifuku Co., Ltd.                                          25,500  456,064        0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                    13,000   70,471        0.0%
#   Daihatsu Motor Co., Ltd.                                   48,400  645,900        0.1%
#   Daihen Corp.                                               54,000  269,011        0.0%
    Daiho Corp.                                                44,000  186,555        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 31,000  140,939        0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      2,100   57,106        0.0%
    Daiichi Sankyo Co., Ltd.                                   19,800  466,634        0.0%
    Daiichikosho Co., Ltd.                                     12,100  507,253        0.1%
    Daiken Corp.                                               44,000  124,910        0.0%
#   Daiken Medical Co., Ltd.                                    6,000   48,276        0.0%
    Daiki Aluminium Industry Co., Ltd.                         25,000   63,142        0.0%
    Daikin Industries, Ltd.                                     5,800  460,398        0.0%
#   Daikoku Denki Co., Ltd.                                     5,700   68,505        0.0%
    Daikokutenbussan Co., Ltd.                                  2,100   94,382        0.0%
    Daikyo, Inc.                                              135,000  216,187        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    40,000  165,063        0.0%
    Dainippon Screen Manufacturing Co., Ltd.                   48,000  370,331        0.0%
#   Daio Paper Corp.                                           49,000  483,246        0.0%
#   Daisan Bank, Ltd. (The)                                    85,000  120,967        0.0%
    Daiseki Co., Ltd.                                           8,700  161,315        0.0%
    Daishi Bank, Ltd. (The)                                   192,000  665,540        0.1%
#*  Daishinku Corp.                                            20,000   44,445        0.0%
    Daisyo Corp.                                                2,000   25,930        0.0%
    Daito Bank, Ltd. (The)                                     39,000   62,393        0.0%
    Daito Electron Co., Ltd.                                    2,600   16,242        0.0%
    Daito Pharmaceutical Co., Ltd.                              6,960  182,577        0.0%
    Daito Trust Construction Co., Ltd.                          4,100  579,872        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Daiwa House Industry Co., Ltd.                             18,100 $  483,572        0.0%
    Daiwa Industries, Ltd.                                     16,700    143,151        0.0%
    Daiwa Securities Group, Inc.                              262,447  1,528,445        0.1%
    Daiwabo Holdings Co., Ltd.                                 96,000    188,819        0.0%
    DC Co., Ltd.                                                3,400     10,392        0.0%
    DCM Holdings Co., Ltd.                                     53,900    407,487        0.0%
#   Dena Co., Ltd.                                             32,200    541,910        0.1%
    Denka Co., Ltd.                                           241,000  1,014,504        0.1%
    Denki Kogyo Co., Ltd.                                      24,000    107,141        0.0%
    Denso Corp.                                                 9,600    364,907        0.0%
    Dentsu, Inc.                                                2,600    132,103        0.0%
    Denyo Co., Ltd.                                             8,400     90,109        0.0%
    Descente, Ltd.                                              8,100    112,664        0.0%
    DIC Corp.                                                 200,000    460,061        0.0%
    Digital Arts, Inc.                                          1,800     35,622        0.0%
    Disco Corp.                                                 2,400    203,966        0.0%
#   DKS Co., Ltd.                                              28,000     87,208        0.0%
#   DMG Mori Co., Ltd.                                         61,300    687,754        0.1%
    Don Quijote Holdings Co., Ltd.                              4,700    167,206        0.0%
    Doshisha Co., Ltd.                                          8,500    159,593        0.0%
    Doutor Nichires Holdings Co., Ltd.                         16,700    293,190        0.0%
    Dowa Holdings Co., Ltd.                                   116,000    726,797        0.1%
    DSB Co., Ltd.                                               4,700     32,023        0.0%
    DTS Corp.                                                  10,800    213,752        0.0%
#   Dunlop Sports Co., Ltd.                                     6,700     61,158        0.0%
#   Duskin Co., Ltd.                                           25,800    469,428        0.0%
    Dydo Drinco, Inc.                                           2,800    141,412        0.0%
    Dynic Corp.                                                 5,000      6,945        0.0%
    Eagle Industry Co., Ltd.                                   10,300    135,419        0.0%
#   Earth Chemical Co., Ltd.                                    1,700     70,726        0.0%
    Ebara Corp.                                               172,000    783,134        0.1%
    Ebara Jitsugyo Co., Ltd.                                    4,100     47,657        0.0%
#   EDION Corp.                                                49,500    400,515        0.0%
    eGuarantee, Inc.                                            1,200     26,026        0.0%
#   Ehime Bank, Ltd. (The)                                     98,000    203,387        0.0%
    Eidai Co., Ltd.                                            12,000     45,588        0.0%
    Eighteenth Bank, Ltd. (The)                                84,000    198,310        0.0%
    Eiken Chemical Co., Ltd.                                    5,900    108,022        0.0%
    Eizo Corp.                                                 11,200    279,729        0.0%
    Elecom Co., Ltd.                                           11,000    184,543        0.0%
    Elematec Corp.                                              3,674     62,913        0.0%
    en-japan, Inc.                                              6,800    109,020        0.0%
    Endo Lighting Corp.                                         5,600     48,078        0.0%
    Enplas Corp.                                                5,100    144,205        0.0%
*   Enshu, Ltd.                                                31,000     20,021        0.0%
    EPS Holdings, Inc.                                         10,200    127,755        0.0%
    ESPEC Corp.                                                11,500    153,796        0.0%
#   Excel Co., Ltd.                                             5,800     74,159        0.0%
    Exedy Corp.                                                19,100    445,802        0.0%
    Ezaki Glico Co., Ltd.                                       6,600    337,149        0.0%
    F-Tech, Inc.                                                4,800     45,385        0.0%
#   F@N Communications, Inc.                                   17,500    122,790        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Faith, Inc.                                                 4,300 $ 52,652        0.0%
    FALCO HOLDINGS Co., Ltd.                                    5,600   70,170        0.0%
    FamilyMart Co., Ltd.                                        4,000  211,098        0.0%
    Fancl Corp.                                                12,400  165,506        0.0%
    FCC Co., Ltd.                                              21,700  362,736        0.0%
#*  FDK Corp.                                                  29,000   24,406        0.0%
    Feed One Co., Ltd.                                         33,840   37,280        0.0%
    Ferrotec Corp.                                             17,400  169,197        0.0%
    FIDEA Holdings Co., Ltd.                                  108,800  171,382        0.0%
    Fields Corp.                                                7,300  108,682        0.0%
    Financial Products Group Co., Ltd.                         20,600  245,934        0.0%
#   FINDEX, Inc.                                                6,400   78,967        0.0%
*   First Baking Co., Ltd.                                      4,000    4,055        0.0%
#   First Juken Co., Ltd.                                       2,900   34,095        0.0%
    FJ Next Co., Ltd.                                           4,800   22,412        0.0%
#   Foster Electric Co., Ltd.                                  14,600  303,791        0.0%
    FP Corp.                                                    6,300  278,658        0.0%
    France Bed Holdings Co., Ltd.                              11,400  104,993        0.0%
    Freund Corp.                                                3,800   43,129        0.0%
#   FTGroup Co., Ltd.                                           6,300   40,280        0.0%
#   Fudo Tetra Corp.                                          108,600  133,498        0.0%
    Fuji Co., Ltd.                                              8,900  198,016        0.0%
    Fuji Corp., Ltd.                                           15,200   95,918        0.0%
    Fuji Electric Co., Ltd.                                   148,000  629,776        0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.          2,000    5,224        0.0%
    Fuji Kiko Co., Ltd.                                        14,100   56,010        0.0%
    Fuji Kosan Co., Ltd.                                          100      388        0.0%
#   Fuji Kyuko Co., Ltd.                                       15,000  200,504        0.0%
    Fuji Machine Manufacturing Co., Ltd.                       21,200  217,711        0.0%
    Fuji Media Holdings, Inc.                                  19,500  220,823        0.0%
*   Fuji Oil Co., Ltd.                                         31,600   97,719        0.0%
    Fuji Oil Holdings, Inc.                                    31,800  591,537        0.1%
    Fuji Pharma Co., Ltd.                                       2,600   45,831        0.0%
    Fuji Seal International, Inc.                               9,600  326,576        0.0%
    Fuji Soft, Inc.                                            13,400  303,919        0.0%
    Fujibo Holdings, Inc.                                      77,000  149,692        0.0%
    Fujicco Co., Ltd.                                           6,400  136,322        0.0%
    FUJIFILM Holdings Corp.                                    24,300  997,473        0.1%
    Fujikura Kasei Co., Ltd.                                   11,800   53,158        0.0%
    Fujikura Rubber, Ltd.                                      10,600   42,768        0.0%
    Fujikura, Ltd.                                            178,000  862,812        0.1%
    Fujimi, Inc.                                                8,800  116,627        0.0%
    Fujimori Kogyo Co., Ltd.                                    7,000  162,273        0.0%
#*  Fujisash Co., Ltd.                                         46,300   40,924        0.0%
#   Fujishoji Co., Ltd.                                         4,500   41,496        0.0%
#   Fujita Kanko, Inc.                                         16,000   69,243        0.0%
    Fujitec Co., Ltd.                                          28,000  276,867        0.0%
    Fujitsu Frontech, Ltd.                                      8,000   73,048        0.0%
    Fujitsu General, Ltd.                                      18,000  311,201        0.0%
    Fujitsu, Ltd.                                             141,000  492,668        0.1%
*   Fujiya Co., Ltd.                                           18,000   32,663        0.0%
    FuKoKu Co., Ltd.                                            4,000   31,925        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Fukuda Corp.                                               13,000 $  142,222        0.0%
    Fukuda Denshi Co., Ltd.                                       300     16,380        0.0%
    Fukui Bank, Ltd. (The)                                    177,000    339,965        0.0%
    Fukuoka Financial Group, Inc.                             180,000    615,328        0.1%
#   Fukushima Bank, Ltd. (The)                                139,000    117,204        0.0%
    Fukushima Industries Corp.                                  8,600    190,580        0.0%
#   Fukuyama Transporting Co., Ltd.                            80,000    409,818        0.0%
    FULLCAST Holdings Co., Ltd..                                1,500      9,954        0.0%
#   Fumakilla, Ltd.                                             6,000     36,307        0.0%
#*  Funai Electric Co., Ltd.                                   11,200     93,910        0.0%
    Funai Soken Holdings, Inc.                                  4,440     67,363        0.0%
#   Furukawa Battery Co., Ltd. (The)                            9,000     55,033        0.0%
    Furukawa Co., Ltd.                                        119,000    172,145        0.0%
    Furukawa Electric Co., Ltd.                               430,000  1,052,780        0.1%
    Furuno Electric Co., Ltd.                                  13,700     77,351        0.0%
    Furusato Industries, Ltd.                                   4,500     67,844        0.0%
    Furuya Metal Co., Ltd.                                        400      6,202        0.0%
    Fuso Chemical Co., Ltd.                                     1,800     27,642        0.0%
    Fuso Pharmaceutical Industries, Ltd.                       54,000    129,700        0.0%
    Futaba Corp.                                               20,900    317,248        0.0%
#   Futaba Industrial Co., Ltd.                                34,900    161,539        0.0%
    Future Corp.                                               10,200     68,804        0.0%
    Fuyo General Lease Co., Ltd.                                9,900    415,730        0.0%
    G-7 Holdings, Inc.                                          2,500     27,698        0.0%
    G-Tekt Corp.                                               10,700    112,261        0.0%
    Gakken Holdings Co., Ltd.                                  30,000     67,738        0.0%
    GCA Savvian Corp.                                           6,800     62,834        0.0%
    Gecoss Corp.                                               10,100    102,943        0.0%
    Genki Sushi Co., Ltd.                                       1,600     31,075        0.0%
#   Genky Stores, Inc.                                          2,400     74,831        0.0%
#   Geo Holdings Corp.                                         22,400    369,933        0.0%
    Giken, Ltd.                                                 2,500     44,106        0.0%
    GLOBERIDE, Inc.                                             5,700     71,242        0.0%
    Glory, Ltd.                                                14,800    484,719        0.0%
    GMO internet, Inc.                                         25,600    300,583        0.0%
#   GMO Payment Gateway, Inc.                                   4,400    281,159        0.0%
    Godo Steel, Ltd.                                           85,000    154,560        0.0%
    Goldcrest Co., Ltd.                                        12,390    177,409        0.0%
    Gourmet Kineya Co., Ltd.                                    5,000     46,306        0.0%
    Grandy House Corp.                                          3,100      9,434        0.0%
    Gree, Inc.                                                 60,200    337,381        0.0%
    GS Yuasa Corp.                                            117,000    479,604        0.0%
    GSI Creos Corp.                                            26,000     27,259        0.0%
#   Gulliver International Co., Ltd.                           17,800    174,968        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         30,000     83,435        0.0%
#   GungHo Online Entertainment, Inc.                          32,700     85,589        0.0%
    Gunma Bank, Ltd. (The)                                    184,000    728,514        0.1%
    Gunze, Ltd.                                               117,000    326,948        0.0%
    Gurunavi, Inc.                                             11,200    265,046        0.0%
#   H-One Co., Ltd.                                             6,900     33,397        0.0%
    H2O Retailing Corp.                                        23,300    382,319        0.0%
    Hachijuni Bank, Ltd. (The)                                180,000    786,931        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Hagihara Industries, Inc.                                   2,900 $   68,438        0.0%
    Hagiwara Electric Co., Ltd.                                 3,300     57,835        0.0%
    Hakudo Co., Ltd.                                            1,500     14,189        0.0%
    Hakuhodo DY Holdings, Inc.                                 31,100    350,609        0.0%
    Hakuto Co., Ltd.                                            7,200     60,262        0.0%
    Hamakyorex Co., Ltd.                                       10,400    186,389        0.0%
    Hamamatsu Photonics K.K.                                    8,700    241,780        0.0%
    Hankyu Hanshin Holdings, Inc.                              78,000    494,403        0.1%
    Hanwa Co., Ltd.                                           111,000    496,065        0.1%
    Happinet Corp.                                             10,000     83,500        0.0%
    Hard Off Corp. Co., Ltd.                                    1,800     24,594        0.0%
    Harima Chemicals Group, Inc.                                8,800     40,514        0.0%
#   Harmonic Drive Systems, Inc.                                7,200    161,277        0.0%
    Haruyama Trading Co., Ltd.                                    300      2,172        0.0%
    Haseko Corp.                                               23,800    215,213        0.0%
*   Hayashikane Sangyo Co., Ltd.                               38,000     34,791        0.0%
    Hazama Ando Corp.                                          68,850    335,853        0.0%
    Heiwa Corp.                                                18,800    394,907        0.0%
    Heiwa Real Estate Co., Ltd.                                24,500    303,700        0.0%
    Heiwado Co., Ltd.                                          15,500    317,775        0.0%
    Helios Techno Holdings Co., Ltd.                            7,200     24,655        0.0%
    HI-LEX Corp.                                               10,100    260,510        0.0%
    Hibiya Engineering, Ltd.                                   10,900    151,671        0.0%
    Hiday Hidaka Corp.                                          3,939     93,140        0.0%
    Hikari Tsushin, Inc.                                        2,300    172,275        0.0%
    Himaraya Co., Ltd.                                          1,900     17,837        0.0%
    Hino Motors, Ltd.                                          15,400    148,595        0.0%
    Hioki EE Corp.                                              3,100     65,819        0.0%
    Hirakawa Hewtech Corp.                                      4,000     30,927        0.0%
#   Hiramatsu, Inc.                                            11,500     73,792        0.0%
    Hirose Electric Co., Ltd.                                   1,100    133,041        0.0%
    Hiroshima Bank, Ltd. (The)                                176,000    637,177        0.1%
    Hiroshima Gas Co., Ltd.                                     6,900     22,370        0.0%
    HIS Co., Ltd.                                               2,100     51,867        0.0%
    Hisaka Works, Ltd.                                         11,500     83,814        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          2,100     99,351        0.0%
    Hitachi Capital Corp.                                      26,700    570,250        0.1%
    Hitachi Chemical Co., Ltd.                                 35,400    594,498        0.1%
#   Hitachi Construction Machinery Co., Ltd.                   52,100    827,183        0.1%
    Hitachi High-Technologies Corp.                            12,100    327,397        0.0%
    Hitachi Koki Co., Ltd.                                     32,400    219,194        0.0%
    Hitachi Kokusai Electric, Inc.                             21,000    220,123        0.0%
    Hitachi Maxell, Ltd.                                        6,300     94,713        0.0%
    Hitachi Metals, Ltd.                                       41,910    425,561        0.0%
    Hitachi Transport System, Ltd.                             24,500    410,585        0.0%
    Hitachi Zosen Corp.                                        72,740    369,197        0.0%
    Hitachi, Ltd.                                             329,000  1,507,552        0.1%
    Hitachi, Ltd. ADR                                           4,900    222,141        0.0%
    Hito Communications, Inc.                                   1,200     22,167        0.0%
#   Hochiki Corp.                                               8,900     98,412        0.0%
#   Hodogaya Chemical Co., Ltd.                                49,000     99,518        0.0%
    Hogy Medical Co., Ltd.                                      3,800    211,629        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Hokkaido Electric Power Co., Inc.                          23,700 $  216,025        0.0%
    Hokkaido Gas Co., Ltd.                                     12,000     30,809        0.0%
    Hokkan Holdings, Ltd.                                      23,000     69,336        0.0%
    Hokko Chemical Industry Co., Ltd.                           6,000     17,172        0.0%
    Hokkoku Bank, Ltd. (The)                                  170,000    480,578        0.0%
    Hokuetsu Bank, Ltd. (The)                                 119,000    204,218        0.0%
    Hokuetsu Industries Co., Ltd.                               9,900     60,352        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             81,500    515,360        0.1%
    Hokuhoku Financial Group, Inc.                            512,000    644,629        0.1%
    Hokuriku Electric Industry Co., Ltd.                       39,000     47,298        0.0%
    Hokuriku Electric Power Co.                                 8,500    111,327        0.0%
    Hokuto Corp.                                                8,400    163,788        0.0%
    Honda Motor Co., Ltd.                                     108,123  2,917,782        0.2%
    Honda Motor Co., Ltd. Sponsored ADR                        23,840    642,726        0.1%
    Honeys Co., Ltd.                                           11,470    118,391        0.0%
    Honshu Chemical Industry Co., Ltd.                          1,000      5,963        0.0%
    Hoosiers Holdings                                          18,400     83,649        0.0%
    Horiba, Ltd.                                               13,500    509,545        0.1%
    Hoshizaki Electric Co., Ltd.                                2,800    234,985        0.0%
    Hosiden Corp.                                              30,900    194,823        0.0%
    Hosokawa Micron Corp.                                      20,000    103,217        0.0%
    House Foods Group, Inc.                                    22,400    429,807        0.0%
    Howa Machinery, Ltd.                                        7,500     37,615        0.0%
    Hulic Co., Ltd.                                             7,300     72,657        0.0%
    Hurxley Corp.                                               2,400     23,060        0.0%
    Hyakugo Bank, Ltd. (The)                                  176,000    648,802        0.1%
    Hyakujushi Bank, Ltd. (The)                               140,000    404,349        0.0%
    I-Net Corp.                                                 7,000     73,372        0.0%
    Ibiden Co., Ltd.                                           64,600    812,962        0.1%
    IBJ Leasing Co., Ltd.                                      14,100    242,751        0.0%
    Ichibanya Co., Ltd.                                           467     29,531        0.0%
    Ichiken Co., Ltd.                                          15,000     38,549        0.0%
#   Ichikoh Industries, Ltd.                                   36,000     80,233        0.0%
    Ichinen Holdings Co., Ltd.                                 11,800    104,828        0.0%
    Ichiyoshi Securities Co., Ltd.                             16,300    134,391        0.0%
    Icom, Inc.                                                  4,300     83,436        0.0%
    Idec Corp.                                                 11,400    104,675        0.0%
#   Idemitsu Kosan Co., Ltd.                                   38,200    816,037        0.1%
#   Ihara Chemical Industry Co., Ltd.                          10,000    128,014        0.0%
    IHI Corp.                                                 213,000    461,890        0.0%
    Iida Group Holdings Co., Ltd.                               9,420    175,929        0.0%
    Iino Kaiun Kaisha, Ltd.                                    55,200    214,824        0.0%
    IJT Technology Holdings Co., Ltd.                           6,700     16,358        0.0%
#   Ikegami Tsushinki Co., Ltd.                                69,000     84,045        0.0%
    Imagica Robot Holdings, Inc.                                2,500      8,806        0.0%
    Imasen Electric Industrial                                 10,900     95,916        0.0%
#   Imperial Hotel, Ltd.                                          400      8,889        0.0%
    Inaba Denki Sangyo Co., Ltd.                               10,200    320,267        0.0%
    Inaba Seisakusho Co., Ltd.                                  7,400     90,208        0.0%
    Inabata & Co., Ltd.                                        26,900    262,013        0.0%
    Inageya Co., Ltd.                                           8,700    113,954        0.0%
    Ines Corp.                                                 16,800    175,454        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Infocom Corp.                                               8,800 $  135,588        0.0%
    Information Services International-Dentsu, Ltd.             8,500    155,854        0.0%
    Innotech Corp.                                              9,300     36,522        0.0%
    Inpex Corp.                                                68,800    546,949        0.1%
    Intage Holdings, Inc.                                       3,000     38,228        0.0%
    Internet Initiative Japan, Inc.                            16,900    331,039        0.0%
#   Inui Global Logistics Co., Ltd.                             9,495     76,208        0.0%
    Iriso Electronics Co., Ltd.                                 3,900    185,722        0.0%
    Ise Chemicals Corp.                                         7,000     31,272        0.0%
#   Iseki & Co., Ltd.                                         112,000    238,347        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           23,000    244,070        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              234,000    160,851        0.0%
    Ishii Iron Works Co., Ltd.                                 19,000     26,514        0.0%
#   Ishizuka Glass Co., Ltd.                                    3,000      4,874        0.0%
    Isuzu Motors, Ltd.                                         58,300    623,826        0.1%
    IT Holdings Corp.                                          37,000    874,372        0.1%
*   Itfor, Inc.                                                 5,600     24,511        0.0%
#   Ito En, Ltd.                                                9,100    277,761        0.0%
    ITOCHU Corp.                                              100,900  1,282,298        0.1%
    Itochu Enex Co., Ltd.                                      25,500    208,768        0.0%
#   Itochu Techno-Solutions Corp.                               6,800    133,255        0.0%
    Itochu-Shokuhin Co., Ltd.                                   3,100    118,077        0.0%
*   Itoham Yonekyu Holdings, Inc.                              62,478    475,044        0.0%
    Itoki Corp.                                                33,553    210,835        0.0%
    IwaiCosmo Holdings, Inc.                                   12,600    117,460        0.0%
    Iwaki & Co., Ltd.                                          18,000     34,174        0.0%
    Iwasaki Electric Co., Ltd.                                 35,000     59,698        0.0%
    Iwatani Corp.                                              84,000    493,437        0.1%
*   Iwatsu Electric Co., Ltd.                                  95,000     62,226        0.0%
    Iyo Bank, Ltd. (The)                                      110,082    723,361        0.1%
#   Izumi Co., Ltd.                                             2,600    100,452        0.0%
*   Izutsuya Co., Ltd.                                        118,000     55,851        0.0%
#   J Front Retailing Co., Ltd.                                67,500    810,941        0.1%
    J Trust Co., Ltd.                                          43,500    329,735        0.0%
    J-Oil Mills, Inc.                                          62,000    199,839        0.0%
    JAC Recruitment Co., Ltd.                                   1,800     22,185        0.0%
    Jaccs Co., Ltd.                                            90,000    354,697        0.0%
    Jafco Co., Ltd.                                            15,300    423,280        0.0%
#   Jalux, Inc.                                                 1,800     34,260        0.0%
    Jamco Corp.                                                 3,500     89,557        0.0%
#*  Janome Sewing Machine Co., Ltd.                            10,900     59,313        0.0%
#   Japan Airport Terminal Co., Ltd.                            6,800    242,674        0.0%
    Japan Asia Group, Ltd.                                      8,700     39,533        0.0%
    Japan Aviation Electronics Industry, Ltd.                  32,000    427,164        0.0%
    Japan Cash Machine Co., Ltd.                                6,100     49,506        0.0%
#*  Japan Communications, Inc.                                 22,400     41,729        0.0%
    Japan Digital Laboratory Co., Ltd.                         11,900    160,974        0.0%
#*  Japan Display, Inc.                                       196,600    376,330        0.0%
#   Japan Drilling Co., Ltd.                                    3,400     77,086        0.0%
    Japan Exchange Group, Inc.                                 22,200    330,630        0.0%
    Japan Foundation Engineering Co., Ltd.                     10,900     42,606        0.0%
#   Japan Material Co., Ltd.                                    1,700     40,684        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Japan Medical Dynamic Marketing, Inc.                       7,200 $   44,453        0.0%
#   Japan Petroleum Exploration Co., Ltd.                       5,900    137,349        0.0%
    Japan Property Management Center Co., Ltd.                  3,300     47,532        0.0%
    Japan Pulp & Paper Co., Ltd.                               45,000    133,413        0.0%
    Japan Pure Chemical Co., Ltd.                                 300      5,595        0.0%
#   Japan Radio Co., Ltd.                                      32,000     80,603        0.0%
    Japan Securities Finance Co., Ltd.                         51,300    199,881        0.0%
    Japan Steel Works, Ltd. (The)                             139,000    538,507        0.1%
    Japan Transcity Corp.                                      14,000     45,957        0.0%
    Japan Wool Textile Co., Ltd. (The)                         31,000    216,435        0.0%
    Jastec Co., Ltd.                                            1,900     16,328        0.0%
    JBCC Holdings, Inc.                                         9,600     59,157        0.0%
#   JCU Corp.                                                   2,700     84,807        0.0%
    Jeol, Ltd.                                                 49,000    221,420        0.0%
    JFE Holdings, Inc.                                         81,760  1,147,366        0.1%
#   JGC Corp.                                                  41,000    699,253        0.1%
    Jimoto Holdings, Inc.                                      79,600    105,639        0.0%
#   Jin Co., Ltd.                                               3,700    136,481        0.0%
    JK Holdings Co., Ltd.                                       6,300     26,974        0.0%
#   JMS Co., Ltd.                                              12,000     32,038        0.0%
    Joban Kosan Co., Ltd.                                      22,000     31,065        0.0%
    Joshin Denki Co., Ltd.                                     18,000    142,834        0.0%
    Joyo Bank, Ltd. (The)                                     207,113    721,811        0.1%
#   JP-Holdings, Inc.                                          11,100     40,519        0.0%
    JSP Corp.                                                   5,100     87,782        0.0%
    JSR Corp.                                                  36,000    493,494        0.1%
    JTEKT Corp.                                                22,400    285,234        0.0%
#   Juki Corp.                                                 18,500    162,767        0.0%
    Juroku Bank, Ltd. (The)                                   188,000    555,036        0.1%
    Justsystems Corp.                                          14,300    115,829        0.0%
#   JVC Kenwood Corp.                                          80,970    201,236        0.0%
    JX Holdings, Inc.                                         328,370  1,411,303        0.1%
    K&O Energy Group, Inc.                                      6,000     70,522        0.0%
#   K's Holdings Corp.                                         13,080    439,602        0.0%
#   kabu.com Securities Co., Ltd.                              64,000    204,635        0.0%
*   Kadokawa Dwango                                            13,177    186,814        0.0%
    Kaga Electronics Co., Ltd.                                 11,900    140,694        0.0%
#   Kagome Co., Ltd.                                            6,600    140,915        0.0%
    Kajima Corp.                                               27,843    172,965        0.0%
#   Kakaku.com, Inc.                                            8,800    158,498        0.0%
    Kaken Pharmaceutical Co., Ltd.                              6,000    327,799        0.0%
#   Kakiyasu Honten Co., Ltd.                                   2,100     36,779        0.0%
    Kameda Seika Co., Ltd.                                      2,700    108,751        0.0%
    Kamei Corp.                                                14,100    127,035        0.0%
    Kamigumi Co., Ltd.                                         65,000    582,779        0.1%
    Kanaden Corp.                                               3,100     24,142        0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                               9,000     50,392        0.0%
    Kanamoto Co., Ltd.                                         11,100    285,331        0.0%
    Kandenko Co., Ltd.                                         58,000    412,426        0.0%
    Kaneka Corp.                                              110,000    920,669        0.1%
    Kanematsu Corp.                                           245,000    368,956        0.0%
    Kansai Paint Co., Ltd.                                     12,000    209,876        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Kansai Super Market, Ltd.                                     1,900 $   15,827        0.0%
    Kansai Urban Banking Corp.                                   16,600    157,410        0.0%
#   Kanto Denka Kogyo Co., Ltd.                                  19,000    137,677        0.0%
#   Kappa Create Co., Ltd.                                       10,100    117,086        0.0%
    Kasai Kogyo Co., Ltd.                                        17,000    163,003        0.0%
    Katakura Industries Co., Ltd.                                13,400    144,571        0.0%
    Kato Sangyo Co., Ltd.                                        11,800    290,100        0.0%
#   Kato Works Co., Ltd.                                         34,000    130,126        0.0%
#   KAWADA TECHNOLOGIES, Inc.                                     2,500     76,193        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.             5,000     91,037        0.0%
    Kawasaki Heavy Industries, Ltd.                             119,000    333,753        0.0%
#   Kawasaki Kisen Kaisha, Ltd.                                 538,000  1,147,133        0.1%
    Kawasumi Laboratories, Inc.                                  13,100     95,837        0.0%
#   KDDI Corp.                                                   12,300    354,311        0.0%
#   Keihan Holdings Co., Ltd.                                    89,000    645,336        0.1%
    Keihanshin Building Co., Ltd.                                23,500    127,251        0.0%
    Keihin Co., Ltd.                                             35,000     43,268        0.0%
    Keihin Corp.                                                 27,000    392,306        0.0%
    Keisei Electric Railway Co., Ltd.                            14,000    192,610        0.0%
    Keiyo Bank, Ltd. (The)                                      147,000    537,353        0.1%
#   Keiyo Co., Ltd.                                              25,300    123,084        0.0%
    Kenedix, Inc.                                                78,000    333,372        0.0%
    Kenko Mayonnaise Co., Ltd.                                    7,800    163,825        0.0%
    Kewpie Corp.                                                 11,500    300,193        0.0%
    Key Coffee, Inc.                                              7,600    128,726        0.0%
*   KI Holdings Co., Ltd.                                         6,000     17,123        0.0%
    Kikkoman Corp.                                                7,000    223,045        0.0%
    Kimoto Co., Ltd.                                             41,300     64,590        0.0%
    Kimura Chemical Plants Co., Ltd.                              2,700      9,197        0.0%
    Kinden Corp.                                                 38,900    456,888        0.0%
#   Kinki Sharyo Co., Ltd.                                       24,000     68,751        0.0%
#*  Kintetsu Department Store Co., Ltd.                          11,000     30,473        0.0%
    Kintetsu World Express, Inc.                                 10,800    141,308        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                         37,000    257,627        0.0%
    Kirin Holdings Co., Ltd.                                     27,780    400,665        0.0%
    Kirindo Holdings Co., Ltd.                                    1,000      9,244        0.0%
    Kissei Pharmaceutical Co., Ltd.                               6,800    156,412        0.0%
    Kita-Nippon Bank, Ltd. (The)                                  4,500    114,095        0.0%
    Kitagawa Iron Works Co., Ltd.                                63,000    112,344        0.0%
    Kitano Construction Corp.                                    23,000     55,234        0.0%
    Kito Corp.                                                    9,800     67,551        0.0%
    Kitz Corp.                                                   51,500    208,754        0.0%
    Kiyo Bank, Ltd. (The)                                        39,900    479,038        0.0%
#*  KLab, Inc.                                                   11,300     60,622        0.0%
*   KNT-CT Holdings Co., Ltd.                                    76,000    111,748        0.0%
    Koa Corp.                                                    19,300    135,829        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                   15,000     89,176        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            1,700    135,409        0.0%
#   Kobe Bussan Co., Ltd.                                         3,200     69,113        0.0%
*   Kobe Electric Railway Co., Ltd.                               2,000      6,741        0.0%
#   Kobe Steel, Ltd.                                          1,055,000  1,013,032        0.1%
    Kobelco Eco-Solutions Co., Ltd.                               3,000     11,960        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Kohnan Shoji Co., Ltd.                                     16,400 $279,726        0.0%
    Kohsoku Corp.                                               8,100   63,048        0.0%
    Koito Manufacturing Co., Ltd.                              10,500  454,905        0.0%
*   Kojima Co., Ltd.                                           14,700   35,054        0.0%
#   Kokusai Co., Ltd.                                           2,800   32,339        0.0%
    Kokuyo Co., Ltd.                                           52,300  685,203        0.1%
#   KOMAIHALTEC, Inc.                                          27,000   57,850        0.0%
#   Komatsu Seiren Co., Ltd.                                   15,000   83,195        0.0%
    Komatsu Wall Industry Co., Ltd.                             3,200   49,886        0.0%
    Komatsu, Ltd.                                              32,900  565,055        0.1%
    Komehyo Co., Ltd.                                           3,900   49,368        0.0%
    Komeri Co., Ltd.                                           17,900  448,872        0.0%
    Komori Corp.                                               32,600  383,320        0.0%
    Konaka Co., Ltd.                                           11,100   53,765        0.0%
    Konami Holdings Corp.                                      14,800  466,636        0.0%
    Kondotec, Inc.                                             10,300   83,225        0.0%
    Konica Minolta, Inc.                                       99,900  862,294        0.1%
    Konishi Co., Ltd.                                          17,600  220,896        0.0%
    Konoike Transport Co., Ltd.                                10,300  120,042        0.0%
#*  Kosaido Co., Ltd.                                           2,000    6,008        0.0%
    Kose Corp.                                                  3,900  356,713        0.0%
    Kosei Securities Co., Ltd. (The)                           29,000   33,945        0.0%
    Koshidaka Holdings Co., Ltd.                                3,800   74,722        0.0%
    Kotobuki Spirits Co., Ltd.                                  5,100   99,235        0.0%
#   Kourakuen Holdings Corp.                                    2,200   30,385        0.0%
    Krosaki Harima Corp.                                       35,000   77,476        0.0%
    KRS Corp.                                                   3,900   96,827        0.0%
    KU Holdings Co., Ltd.                                         800    5,254        0.0%
    Kubota Corp.                                               22,000  320,471        0.0%
    Kumagai Gumi Co., Ltd.                                     91,000  246,187        0.0%
#   Kura Corp.                                                  4,200  180,501        0.0%
    Kurabo Industries, Ltd.                                   122,000  214,321        0.0%
    Kuraray Co., Ltd.                                          60,000  760,682        0.1%
    Kureha Corp.                                               87,000  298,462        0.0%
    Kurimoto, Ltd.                                             57,000   86,030        0.0%
    Kurita Water Industries, Ltd.                              16,400  394,354        0.0%
    Kuriyama Holdings Corp.                                     4,000   36,431        0.0%
    Kuroda Electric Co., Ltd.                                  19,700  303,792        0.0%
    Kusuri No Aoki Co., Ltd.                                    4,500  237,145        0.0%
#   KYB Corp.                                                 122,000  407,717        0.0%
#   Kyocera Corp.                                              14,700  729,416        0.1%
    Kyocera Corp. Sponsored ADR                                 2,904  141,715        0.0%
    Kyodo Printing Co., Ltd.                                   47,000  138,968        0.0%
#   Kyoei Steel, Ltd.                                          12,000  185,403        0.0%
    Kyokuto Boeki Kaisha, Ltd.                                 20,000   39,017        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           17,900  176,294        0.0%
#   Kyokuto Securities Co., Ltd.                               10,400  120,450        0.0%
#   Kyokuyo Co., Ltd.                                          31,000   74,263        0.0%
    KYORIN Holdings, Inc.                                      21,300  420,276        0.0%
    Kyoritsu Maintenance Co., Ltd.                              4,020  305,717        0.0%
#   Kyoritsu Printing Co., Ltd.                                23,500   60,325        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    29,000   90,408        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Kyoto Kimono Yuzen Co., Ltd.                                2,100 $   17,618        0.0%
    Kyowa Electronic Instruments Co., Ltd.                     11,500     41,677        0.0%
    Kyowa Exeo Corp.                                           45,000    508,714        0.1%
    Kyowa Hakko Kirin Co., Ltd.                                 9,000    160,002        0.0%
    Kyowa Leather Cloth Co., Ltd.                               7,200     54,337        0.0%
#   Kyudenko Corp.                                             23,000    584,064        0.1%
    Kyushu Financial Group, Inc.                              183,680    964,115        0.1%
#   LAC Co., Ltd.                                               6,100     60,723        0.0%
#   Land Business Co., Ltd.                                     1,900      4,532        0.0%
#*  Laox Co., Ltd.                                             52,000     53,852        0.0%
    Lasertec Corp.                                             11,800    153,414        0.0%
    Lawson, Inc.                                                2,300    178,027        0.0%
    LEC, Inc.                                                   2,400     29,824        0.0%
    Leopalace21 Corp.                                          94,500    567,049        0.1%
    Life Corp.                                                  5,000    133,645        0.0%
    Link And Motivation, Inc.                                  20,000     25,720        0.0%
    Lintec Corp.                                               19,500    373,813        0.0%
    Lion Corp.                                                 33,000    406,039        0.0%
    LIXIL Group Corp.                                          14,200    297,322        0.0%
    Look, Inc.                                                 15,000     22,894        0.0%
    M3, Inc.                                                    6,800    183,440        0.0%
    Mabuchi Motor Co., Ltd.                                     1,300     64,710        0.0%
    Macnica Fuji Electronics Holdings, Inc.                    17,750    196,557        0.0%
#   Maeda Corp.                                                77,000    588,244        0.1%
    Maeda Kosen Co., Ltd.                                      12,200    127,844        0.0%
    Maeda Road Construction Co., Ltd.                          24,000    437,239        0.0%
    Maezawa Kasei Industries Co., Ltd.                          7,500     69,479        0.0%
    Maezawa Kyuso Industries Co., Ltd.                          1,300     16,948        0.0%
    Makino Milling Machine Co., Ltd.                           64,000    384,508        0.0%
    Makita Corp.                                                3,400    214,484        0.0%
    Makita Corp. Sponsored ADR                                  1,988    124,906        0.0%
    Mamezou Holdings Co., Ltd.                                  9,700     57,735        0.0%
    Mamiya-Op Co., Ltd.                                        27,000     35,719        0.0%
    Mandom Corp.                                                3,600    162,937        0.0%
#   Mani, Inc.                                                  4,200     68,986        0.0%
    Mars Engineering Corp.                                      4,300     77,377        0.0%
    Marubeni Corp.                                            333,300  1,769,241        0.1%
    Marubun Corp.                                               9,600     65,994        0.0%
    Marudai Food Co., Ltd.                                     61,000    255,084        0.0%
#*  Maruei Department Store Co., Ltd.                          18,000     15,219        0.0%
#   Marufuji Sheet Piling Co., Ltd.                             3,000      6,469        0.0%
    Maruha Nichiro Corp.                                       13,400    299,056        0.0%
    Marui Group Co., Ltd.                                      18,400    281,109        0.0%
    Maruka Machinery Co., Ltd.                                  3,900     46,051        0.0%
    Marusan Securities Co., Ltd.                               16,200    146,670        0.0%
    Maruwa Co., Ltd.                                            4,800    136,303        0.0%
    Maruyama Manufacturing Co., Inc.                           28,000     44,960        0.0%
*   Maruzen CHI Holdings Co., Ltd.                                700      2,348        0.0%
    Maruzen Co., Ltd.                                           2,000     17,723        0.0%
    Maruzen Showa Unyu Co., Ltd.                               27,000    100,369        0.0%
#   Marvelous, Inc.                                            13,400    108,893        0.0%
    Matsuda Sangyo Co., Ltd.                                    8,400     90,718        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                              13,200 $   91,611        0.0%
    Matsui Securities Co., Ltd.                                11,100     95,663        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         9,600    469,890        0.0%
    Matsuya Co., Ltd.                                           6,100     47,936        0.0%
#   Matsuya Foods Co., Ltd.                                     3,300     85,262        0.0%
    Max Co., Ltd.                                              15,000    160,016        0.0%
    Maxvalu Nishinihon Co., Ltd.                                2,600     37,749        0.0%
    Maxvalu Tokai Co., Ltd.                                     3,100     49,416        0.0%
    Mazda Motor Corp.                                          45,200    688,680        0.1%
#   MEC Co., Ltd.                                              11,800     83,513        0.0%
    Medical System Network Co., Ltd.                            5,200     30,092        0.0%
    Medipal Holdings Corp.                                     12,100    191,437        0.0%
#   Megachips Corp.                                            13,200    135,723        0.0%
#   Megmilk Snow Brand Co., Ltd.                               24,100    558,466        0.1%
    Meidensha Corp.                                            84,000    350,783        0.0%
    MEIJI Holdings Co., Ltd.                                    1,000     77,062        0.0%
    Meiji Shipping Co., Ltd.                                    6,100     20,498        0.0%
*   Meiko Electronics Co., Ltd.                                11,900     32,773        0.0%
    Meiko Network Japan Co., Ltd.                               7,500     82,718        0.0%
    Meisei Industrial Co., Ltd.                                22,600    102,645        0.0%
    Meitec Corp.                                                7,000    242,816        0.0%
    Meito Sangyo Co., Ltd.                                      1,100     13,491        0.0%
    Meiwa Corp.                                                 9,600     32,039        0.0%
    Meiwa Estate Co., Ltd.                                      5,600     31,268        0.0%
    Melco Holdings, Inc.                                        7,300    144,827        0.0%
#   Michinoku Bank, Ltd. (The)                                 73,909    120,930        0.0%
#   Micronics Japan Co., Ltd.                                  17,600    156,556        0.0%
    Mie Bank, Ltd. (The)                                       65,000    121,433        0.0%
    Mikuni Corp.                                               14,300     46,070        0.0%
    Milbon Co., Ltd.                                            4,052    177,584        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     9,600     92,134        0.0%
    Minato Bank, Ltd. (The)                                   101,000    144,783        0.0%
    Minebea Co., Ltd.                                          64,000    524,223        0.1%
#   Ministop Co., Ltd.                                          8,500    137,208        0.0%
    Miraca Holdings, Inc.                                       6,500    276,231        0.0%
    Miraial Co., Ltd.                                           1,300      9,159        0.0%
    Mirait Holdings Corp.                                      37,710    330,540        0.0%
    Miroku Jyoho Service Co., Ltd.                              2,300     22,766        0.0%
#   Misawa Homes Co., Ltd.                                     16,900    116,658        0.0%
    MISUMI Group, Inc.                                         15,900    219,575        0.0%
    Mitani Corp.                                                8,400    242,047        0.0%
    Mitani Sekisan Co., Ltd.                                      800     12,388        0.0%
    Mito Securities Co., Ltd.                                  30,600     79,614        0.0%
    Mitsuba Corp.                                              25,000    357,906        0.0%
    Mitsubishi Chemical Holdings Corp.                        462,400  2,413,052        0.2%
    Mitsubishi Corp.                                           78,600  1,321,156        0.1%
    Mitsubishi Electric Corp.                                  79,000    839,565        0.1%
    Mitsubishi Estate Co., Ltd.                                10,000    190,026        0.0%
    Mitsubishi Gas Chemical Co., Inc.                         146,789    804,963        0.1%
    Mitsubishi Heavy Industries, Ltd.                         194,000    689,594        0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             21,000     40,869        0.0%
#   Mitsubishi Logistics Corp.                                 27,000    369,119        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Mitsubishi Materials Corp.                                  391,800 $1,242,704        0.1%
#   Mitsubishi Motors Corp.                                      79,400    319,533        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                        23,200    104,743        0.0%
*   Mitsubishi Paper Mills, Ltd.                                158,000    120,331        0.0%
    Mitsubishi Pencil Co., Ltd.                                   4,125    196,484        0.0%
    Mitsubishi Research Institute, Inc.                           4,600    145,679        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 5,700    147,113        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                     95,000    158,220        0.0%
    Mitsubishi Tanabe Pharma Corp.                                7,900    140,656        0.0%
    Mitsubishi UFJ Financial Group, Inc.                        817,300  3,771,686        0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR           16,850     77,510        0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                     62,600    272,820        0.0%
    Mitsuboshi Belting, Ltd.                                     31,000    245,187        0.0%
    Mitsui & Co., Ltd.                                           88,800  1,084,713        0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                471    113,650        0.0%
    Mitsui Chemicals, Inc.                                      338,000  1,120,990        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                 477,000    736,617        0.1%
    Mitsui Fudosan Co., Ltd.                                     15,000    366,336        0.0%
    Mitsui High-Tec, Inc.                                        13,700     83,992        0.0%
    Mitsui Home Co., Ltd.                                        14,000     64,045        0.0%
    Mitsui Matsushima Co., Ltd.                                  94,000     97,620        0.0%
    Mitsui Mining & Smelting Co., Ltd.                          377,000    707,521        0.1%
#   Mitsui OSK Lines, Ltd.                                      529,000  1,124,148        0.1%
    Mitsui Sugar Co., Ltd.                                       51,000    230,030        0.0%
    Mitsui-Soko Holdings Co., Ltd.                               63,000    168,672        0.0%
#   Mitsumi Electric Co., Ltd.                                   66,000    319,951        0.0%
    Mitsuuroko Group Holdings Co., Ltd.                          11,300     54,489        0.0%
#   Miyaji Engineering Group, Inc.                               45,000     61,558        0.0%
    Miyazaki Bank, Ltd. (The)                                    92,000    233,490        0.0%
#   Miyoshi Oil & Fat Co., Ltd.                                  44,000     50,333        0.0%
    Mizuho Financial Group, Inc.                              1,617,060  2,423,830        0.2%
    Mizuno Corp.                                                 62,000    294,530        0.0%
    Mochida Pharmaceutical Co., Ltd.                              3,700    275,162        0.0%
    Modec, Inc.                                                  13,400    203,955        0.0%
#   Monex Group, Inc.                                           106,900    275,772        0.0%
#   Money Partners Group Co., Ltd.                                4,900     29,221        0.0%
    MONEY SQUARE HOLDINGS, Inc.                                   2,500     26,363        0.0%
    Monogatari Corp. (The)                                        2,400    113,279        0.0%
#   MonotaRO Co., Ltd.                                           13,000    390,354        0.0%
#   MORESCO Corp.                                                 4,600     49,097        0.0%
    Morinaga & Co., Ltd.                                         58,000    277,731        0.0%
    Morinaga Milk Industry Co., Ltd.                             97,000    508,629        0.1%
    Morita Holdings Corp.                                        16,700    199,077        0.0%
    Morito Co., Ltd.                                              9,100     71,027        0.0%
    Morozoff, Ltd.                                                4,000     16,198        0.0%
    Mory Industries, Inc.                                         7,000     18,908        0.0%
#   Mr Max Corp.                                                  8,900     24,219        0.0%
    MS&AD Insurance Group Holdings, Inc.                         27,982    739,046        0.1%
#   MTI, Ltd.                                                    16,700    116,990        0.0%
    Murakami Corp.                                                2,000     26,356        0.0%
    Murata Manufacturing Co., Ltd.                                1,500    195,617        0.0%
    Musashi Seimitsu Industry Co., Ltd.                          14,200    271,052        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Musashino Bank, Ltd. (The)                                 18,500 $  465,955        0.0%
#   Mutoh Holdings Co., Ltd.                                   19,000     39,302        0.0%
    Nabtesco Corp.                                              9,300    209,801        0.0%
#   NAC Co., Ltd.                                               7,600     60,233        0.0%
#   Nachi-Fujikoshi Corp.                                      94,000    302,846        0.0%
    Nafco Co., Ltd.                                               500      8,240        0.0%
#   Nagaileben Co., Ltd.                                        1,800     36,732        0.0%
#   Nagano Bank, Ltd. (The)                                    47,000     80,960        0.0%
    Nagase & Co., Ltd.                                         55,400    614,308        0.1%
    Nagatanien Holdings Co., Ltd.                               9,000     92,410        0.0%
    Nagoya Railroad Co., Ltd.                                  49,000    247,128        0.0%
    Nakabayashi Co., Ltd.                                      14,000     34,888        0.0%
    Nakamuraya Co., Ltd.                                       13,083     54,817        0.0%
    Nakanishi, Inc.                                             3,000     98,323        0.0%
    Nakano Corp.                                                6,700     30,714        0.0%
*   Nakayama Steel Works, Ltd.                                109,000     67,139        0.0%
    Nakayamafuku Co., Ltd.                                        600      4,103        0.0%
    Namura Shipbuilding Co., Ltd.                              21,900    162,364        0.0%
    Nankai Electric Railway Co., Ltd.                          37,000    196,056        0.0%
    Nanto Bank, Ltd. (The)                                    147,000    415,626        0.0%
    Narasaki Sangyo Co., Ltd.                                   5,000     10,693        0.0%
    Natori Co., Ltd.                                            2,700     41,586        0.0%
    ND Software Co., Ltd.                                         500      4,116        0.0%
    NDS Co., Ltd.                                              18,000     48,924        0.0%
    NEC Capital Solutions, Ltd.                                 4,800     66,768        0.0%
    NEC Corp.                                                 536,000  1,304,503        0.1%
    NEC Networks & System Integration Corp.                    13,000    201,613        0.0%
    NET One Systems Co., Ltd.                                  45,000    233,660        0.0%
    Neturen Co., Ltd.                                          18,200    124,861        0.0%
#*  New Japan Chemical Co., Ltd.                               25,700     42,140        0.0%
*   New Japan Radio Co., Ltd.                                  10,000     38,075        0.0%
    Nexon Co., Ltd.                                             8,500    127,631        0.0%
#   Next Co., Ltd.                                             17,800    199,044        0.0%
    NGK Insulators, Ltd.                                       10,000    205,366        0.0%
    NGK Spark Plug Co., Ltd.                                    8,000    159,547        0.0%
    NH Foods, Ltd.                                             26,000    579,524        0.1%
    NHK Spring Co., Ltd.                                       39,000    343,274        0.0%
    Nice Holdings, Inc.                                        15,000     18,915        0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         10,000    237,774        0.0%
    Nichia Steel Works, Ltd.                                    2,000      4,201        0.0%
    Nichias Corp.                                              37,000    239,669        0.0%
    Nichiban Co., Ltd.                                         12,000     70,000        0.0%
    Nichicon Corp.                                             36,800    247,907        0.0%
    Nichiden Corp.                                              1,200     32,244        0.0%
    Nichiha Corp.                                              14,500    221,027        0.0%
#   Nichii Gakkan Co.                                          20,500    154,491        0.0%
    Nichimo Co., Ltd.                                          13,000     21,479        0.0%
    Nichirei Corp.                                            112,000    974,871        0.1%
    Nichireki Co., Ltd.                                        13,000     93,365        0.0%
    Nichirin Co., Ltd.                                          2,700     28,530        0.0%
#   Nifco, Inc.                                                10,700    510,749        0.1%
    NIFTY Corp.                                                 3,400     33,621        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Nihon Chouzai Co., Ltd.                                     1,440 $   47,392        0.0%
    Nihon Dempa Kogyo Co., Ltd.                                11,800     76,592        0.0%
    Nihon Eslead Corp.                                          6,000     55,974        0.0%
    Nihon Flush Co., Ltd.                                       1,800     16,888        0.0%
    Nihon House Holdings Co., Ltd.                             29,600     99,767        0.0%
    Nihon Kohden Corp.                                          8,300    206,640        0.0%
#   Nihon M&A Center, Inc.                                      9,700    558,623        0.1%
#   Nihon Nohyaku Co., Ltd.                                    24,800    129,717        0.0%
    Nihon Parkerizing Co., Ltd.                                21,200    186,992        0.0%
#   Nihon Plast Co., Ltd.                                       5,900     47,886        0.0%
    Nihon Tokushu Toryo Co., Ltd.                               9,500     74,161        0.0%
    Nihon Trim Co., Ltd.                                        1,900    129,534        0.0%
#   Nihon Unisys, Ltd.                                         27,500    336,764        0.0%
    Nihon Yamamura Glass Co., Ltd.                             79,000    118,859        0.0%
#   Nikkiso Co., Ltd.                                          44,900    345,788        0.0%
    Nikko Co., Ltd.                                            12,000     35,994        0.0%
    Nikkon Holdings Co., Ltd.                                  33,700    625,873        0.1%
#   Nikon Corp.                                                33,000    481,054        0.0%
    Nintendo Co., Ltd.                                          1,300    176,021        0.0%
    Nippi, Inc.                                                 6,000     46,013        0.0%
    Nippo Corp.                                                30,000    497,418        0.1%
    Nippon Air Conditioning Services Co., Ltd.                  8,000     38,500        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  91,000    156,645        0.0%
#   Nippon Carbide Industries Co., Inc.                        61,000     89,263        0.0%
#   Nippon Carbon Co., Ltd.                                    77,000    155,728        0.0%
#   Nippon Ceramic Co., Ltd.                                    3,500     63,030        0.0%
    Nippon Chemi-Con Corp.                                    105,000    139,771        0.0%
#   Nippon Chemical Industrial Co., Ltd.                       45,000     83,994        0.0%
    Nippon Chemiphar Co., Ltd.                                 16,000     70,269        0.0%
    Nippon Chutetsukan K.K.                                    12,000     16,978        0.0%
#   Nippon Coke & Engineering Co., Ltd.                        94,300     68,046        0.0%
#   Nippon Concrete Industries Co., Ltd.                       23,700     59,811        0.0%
    Nippon Denko Co., Ltd.                                     80,065    128,339        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            21,100    410,207        0.0%
    Nippon Electric Glass Co., Ltd.                           123,000    651,214        0.1%
    Nippon Express Co., Ltd.                                   95,000    433,525        0.0%
    Nippon Filcon Co., Ltd.                                     1,800      7,144        0.0%
    Nippon Fine Chemical Co., Ltd.                              4,800     33,019        0.0%
    Nippon Flour Mills Co., Ltd.                               58,000    447,768        0.0%
    Nippon Gas Co., Ltd.                                        9,600    223,475        0.0%
    Nippon Hume Corp.                                          13,900     73,230        0.0%
    Nippon Kanzai Co., Ltd.                                     4,800     73,441        0.0%
    Nippon Kasei Chemical Co., Ltd.                             8,000      8,321        0.0%
    Nippon Kayaku Co., Ltd.                                    44,000    472,389        0.0%
*   Nippon Kinzoku Co., Ltd.                                   18,000     16,140        0.0%
    Nippon Kodoshi Corp.                                        3,100     23,433        0.0%
    Nippon Koei Co., Ltd.                                      36,000    115,904        0.0%
#   Nippon Koshuha Steel Co., Ltd.                             66,000     45,994        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     299,500    528,527        0.1%
    Nippon Paint Holdings Co., Ltd.                             5,000    131,284        0.0%
    Nippon Paper Industries Co., Ltd.                          63,124  1,212,968        0.1%
#   Nippon Parking Development Co., Ltd.                       70,700     78,404        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nippon Pillar Packing Co., Ltd.                            12,800 $  107,512        0.0%
    Nippon Piston Ring Co., Ltd.                                5,800     77,388        0.0%
    Nippon Road Co., Ltd. (The)                                38,000    176,146        0.0%
    Nippon Seiki Co., Ltd.                                     25,000    482,370        0.0%
    Nippon Seisen Co., Ltd.                                    12,000     49,760        0.0%
#*  Nippon Sharyo, Ltd.                                        65,000    157,366        0.0%
*   Nippon Sheet Glass Co., Ltd.                              517,000    403,702        0.0%
    Nippon Shokubai Co., Ltd.                                   6,200    321,134        0.0%
    Nippon Signal Co., Ltd.                                    28,700    238,912        0.0%
    Nippon Soda Co., Ltd.                                      82,000    428,483        0.0%
    Nippon Steel & Sumikin Bussan Corp.                        98,000    346,198        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        80,906  1,683,472        0.1%
    Nippon Suisan Kaisha, Ltd.                                135,200    747,271        0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         32,000    193,099        0.0%
    Nippon Systemware Co., Ltd.                                 2,300     19,915        0.0%
    Nippon Thompson Co., Ltd.                                  42,000    151,561        0.0%
    Nippon Valqua Industries, Ltd.                             46,000    120,287        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               72,400     93,545        0.0%
    Nippon Yusen K.K.                                         448,217    878,067        0.1%
#   Nipro Corp.                                                59,800    582,539        0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        350,000    631,489        0.1%
    Nishi-Nippon Railroad Co., Ltd.                            45,000    274,473        0.0%
    Nishikawa Rubber Co., Ltd.                                  1,400     23,735        0.0%
    Nishimatsu Construction Co., Ltd.                         225,000    982,546        0.1%
    Nishimatsuya Chain Co., Ltd.                               21,000    239,302        0.0%
    Nishio Rent All Co., Ltd.                                   9,200    241,934        0.0%
    Nissan Chemical Industries, Ltd.                           10,400    277,763        0.0%
    Nissan Motor Co., Ltd.                                    204,300  1,812,963        0.1%
    Nissan Shatai Co., Ltd.                                    22,100    215,735        0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                      18,900     45,916        0.0%
#   Nissei ASB Machine Co., Ltd.                                4,300     81,291        0.0%
#   Nissei Build Kogyo Co., Ltd.                               31,000    115,778        0.0%
    Nissei Plastic Industrial Co., Ltd.                         9,100     53,726        0.0%
#*  Nissen Holdings Co., Ltd.                                   3,500      4,221        0.0%
#   Nissha Printing Co., Ltd.                                  16,900    269,110        0.0%
    Nisshin Fudosan Co.                                        21,900     71,169        0.0%
    Nisshin Oillio Group, Ltd. (The)                           94,000    399,503        0.0%
    Nisshin Seifun Group, Inc.                                  7,465    122,210        0.0%
    Nisshin Steel Co., Ltd.                                    58,740    786,370        0.1%
    Nisshinbo Holdings, Inc.                                   81,000    881,968        0.1%
    Nissin Corp.                                               51,000    144,790        0.0%
    Nissin Electric Co., Ltd.                                  25,000    287,490        0.0%
    Nissin Foods Holdings Co., Ltd.                             2,200    102,131        0.0%
    Nissin Kogyo Co., Ltd.                                     22,300    308,417        0.0%
    Nissin Sugar Co., Ltd.                                      6,900     86,313        0.0%
    Nissui Pharmaceutical Co., Ltd.                             6,700     78,999        0.0%
    Nitori Holdings Co., Ltd.                                   2,200    204,641        0.0%
    Nitta Corp.                                                 8,200    200,565        0.0%
#   Nitta Gelatin, Inc.                                         7,100     49,486        0.0%
#   Nittan Valve Co., Ltd.                                      6,300     16,869        0.0%
    Nittetsu Mining Co., Ltd.                                  35,000    129,422        0.0%
*   Nitto Boseki Co., Ltd.                                     84,000    259,359        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nitto Denko Corp.                                           7,600 $  409,415        0.0%
    Nitto Kogyo Corp.                                          13,500    213,743        0.0%
    Nitto Kohki Co., Ltd.                                       5,200    102,345        0.0%
    Nitto Seiko Co., Ltd.                                      10,000     26,264        0.0%
    Nittoc Construction Co., Ltd.                              27,600    112,448        0.0%
#   Nittoku Engineering Co., Ltd.                               7,700     69,854        0.0%
    NJS Co., Ltd.                                               3,400     38,666        0.0%
    Noevir Holdings Co., Ltd.                                   1,600     45,457        0.0%
    NOF Corp.                                                  53,000    417,182        0.0%
    Nohmi Bosai, Ltd.                                          12,400    173,631        0.0%
    Nojima Corp.                                               18,600    206,386        0.0%
    NOK Corp.                                                  30,400    503,841        0.1%
#   Nomura Co., Ltd.                                            9,000    150,192        0.0%
    Nomura Holdings, Inc.                                     210,200    893,090        0.1%
    Nomura Holdings, Inc. Sponsored ADR                        13,920     58,603        0.0%
    Nomura Real Estate Holdings, Inc.                          44,000    804,112        0.1%
    Nomura Research Institute, Ltd.                             4,620    162,070        0.0%
    Noritake Co., Ltd.                                         59,000    130,240        0.0%
    Noritsu Koki Co., Ltd.                                      7,800     44,272        0.0%
    Noritz Corp.                                               16,200    270,864        0.0%
    North Pacific Bank, Ltd.                                  205,100    519,969        0.1%
    NS Solutions Corp.                                          9,800    170,371        0.0%
    NS United Kaiun Kaisha, Ltd.                               63,000     85,776        0.0%
    NSD Co., Ltd.                                               6,340     99,423        0.0%
    NSK, Ltd.                                                  43,100    376,169        0.0%
    NTN Corp.                                                 206,000    638,330        0.1%
    NTT Data Corp.                                              4,200    218,655        0.0%
    NTT DOCOMO, Inc.                                           49,672  1,191,332        0.1%
    NTT DOCOMO, Inc. Sponsored ADR                              3,100     75,454        0.0%
    NTT Urban Development Corp.                                 8,000     74,864        0.0%
#   Nuflare Technology, Inc.                                    2,100     93,557        0.0%
#   OAK Capital Corp.                                          23,400     35,491        0.0%
    Obara Group, Inc.                                           6,600    241,474        0.0%
    Obayashi Corp.                                             33,000    323,411        0.0%
    Obayashi Road Corp.                                        17,000    121,481        0.0%
    Obic Co., Ltd.                                              2,700    141,914        0.0%
#   Odelic Co., Ltd.                                            1,900     56,940        0.0%
    Oenon Holdings, Inc.                                       36,000     72,829        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           178,000    547,629        0.1%
#   Ohara, Inc.                                                 1,500      7,114        0.0%
    Ohashi Technica, Inc.                                       4,700     51,520        0.0%
    Ohsho Food Service Corp.                                    4,700    149,863        0.0%
    OIE Sangyo Co., Ltd.                                        1,187      9,506        0.0%
    Oiles Corp.                                                 9,316    151,067        0.0%
#   Oita Bank, Ltd. (The)                                      78,000    238,319        0.0%
    Oji Holdings Corp.                                        220,000    903,439        0.1%
    Okabe Co., Ltd.                                            21,300    157,564        0.0%
#   Okamoto Industries, Inc.                                   24,000    176,120        0.0%
    Okamoto Machine Tool Works, Ltd.                           37,000     42,709        0.0%
    Okamura Corp.                                              33,700    311,609        0.0%
    Okasan Securities Group, Inc.                              73,000    385,214        0.0%
    Oki Electric Industry Co., Ltd.                           332,000    464,708        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Okinawa Cellular Telephone Co.                              4,900 $  138,841        0.0%
    Okinawa Electric Power Co., Inc. (The)                      5,150    131,606        0.0%
#   OKK Corp.                                                  63,000     61,473        0.0%
#   OKUMA Corp.                                                56,000    436,892        0.0%
    Okumura Corp.                                             135,000    707,132        0.1%
    Okura Industrial Co., Ltd.                                 31,000     81,276        0.0%
    Okuwa Co., Ltd.                                            11,000    117,890        0.0%
    Olympic Group Corp.                                         2,300     12,323        0.0%
    Olympus Corp.                                               7,200    280,488        0.0%
#   Omron Corp.                                                 9,700    307,848        0.0%
    ONO Sokki Co., Ltd.                                         4,000     29,594        0.0%
#   Onoken Co., Ltd.                                            8,500     90,329        0.0%
#   Onward Holdings Co., Ltd.                                  73,000    503,609        0.1%
    Open House Co., Ltd.                                        9,800    208,315        0.0%
    OPT Holding, Inc.                                           7,300     45,097        0.0%
    Optex Co., Ltd.                                             4,600    146,987        0.0%
    Oracle Corp. Japan                                          1,000     53,863        0.0%
    Organo Corp.                                               34,000    130,698        0.0%
#   Origin Electric Co., Ltd.                                  21,000     53,561        0.0%
    ORIX Corp.                                                 93,800  1,326,794        0.1%
    Osaka Organic Chemical Industry, Ltd.                       7,300     41,393        0.0%
    Osaka Soda Co., Ltd.                                       46,000    174,525        0.0%
    Osaka Steel Co., Ltd.                                       7,500    122,852        0.0%
#   OSAKA Titanium Technologies Co., Ltd.                       3,500     47,296        0.0%
#   Osaki Electric Co., Ltd.                                   20,000    142,950        0.0%
#   OSG Corp.                                                  21,200    393,973        0.0%
    OSJB Holdings Corp.                                        23,100     53,603        0.0%
    Otsuka Corp.                                                3,100    147,833        0.0%
    Otsuka Holdings Co., Ltd.                                  11,600    452,220        0.0%
#   Otsuka Kagu, Ltd.                                           4,100     52,411        0.0%
    OUG Holdings, Inc.                                         15,000     32,387        0.0%
#   Outsourcing, Inc.                                           4,200    136,512        0.0%
    Oyo Corp.                                                   9,300     98,424        0.0%
    Pacific Industrial Co., Ltd.                               24,700    238,504        0.0%
#*  Pacific Metals Co., Ltd.                                   90,000    287,963        0.0%
    Pack Corp. (The)                                            4,900    115,295        0.0%
    Pal Co., Ltd.                                               7,000    169,985        0.0%
    PALTAC Corp.                                               19,950    354,088        0.0%
    PanaHome Corp.                                             41,000    319,700        0.0%
    Panasonic Corp.                                            82,099    732,168        0.1%
    Panasonic Corp. Sponsored ADR                              26,580    237,891        0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                 9,300     48,034        0.0%
    Paramount Bed Holdings Co., Ltd.                            7,100    264,112        0.0%
    Parco Co., Ltd.                                            14,506    122,170        0.0%
    Paris Miki Holdings, Inc.                                  10,300     43,243        0.0%
    Park24 Co., Ltd.                                            6,800    190,590        0.0%
    Pasco Corp.                                                13,000     45,621        0.0%
#   Pasona Group, Inc.                                         11,100     67,759        0.0%
    PC Depot Corp.                                              3,200     34,723        0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.              6,200     27,936        0.0%
#   Penta-Ocean Construction Co., Ltd.                        104,500    470,596        0.0%
    PIA Corp.                                                     600     11,198        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Pigeon Corp.                                                8,400 $  220,631        0.0%
    Pilot Corp.                                                 8,700    344,841        0.0%
    Piolax, Inc.                                                5,200    273,186        0.0%
#*  Pioneer Corp.                                             180,100    482,616        0.0%
#   Plenus Co., Ltd.                                            9,500    174,250        0.0%
#   Pocket Card Co., Ltd.                                      10,900     53,488        0.0%
    Pola Orbis Holdings, Inc.                                   2,700    214,726        0.0%
    Poletowin Pitcrew Holdings, Inc.                            3,300     27,036        0.0%
    Press Kogyo Co., Ltd.                                      60,100    206,248        0.0%
#   Pressance Corp.                                             5,000    175,513        0.0%
    Prestige International, Inc.                               11,400    131,442        0.0%
    Prima Meat Packers, Ltd.                                   99,000    272,628        0.0%
    Pronexus, Inc.                                              6,000     60,678        0.0%
    Proto Corp.                                                 3,200     41,971        0.0%
#   PS Mitsubishi Construction Co., Ltd.                       17,500     63,972        0.0%
    Qol Co., Ltd.                                               6,300     88,463        0.0%
    Quick Co., Ltd.                                             2,400     18,979        0.0%
    Raito Kogyo Co., Ltd.                                      28,500    302,027        0.0%
    Rakuten, Inc.                                               7,600     82,622        0.0%
*   Rasa Industries, Ltd.                                      64,000     62,113        0.0%
#   Raysum Co., Ltd.                                            9,400     70,386        0.0%
    Relo Holdings, Inc.                                         2,900    370,807        0.0%
    Renaissance, Inc.                                           6,300     69,499        0.0%
#   Rengo Co., Ltd.                                           119,000    648,001        0.1%
*   Renown, Inc.                                               44,300     48,864        0.0%
#   Resona Holdings, Inc.                                     216,300    764,677        0.1%
    Resorttrust, Inc.                                          12,800    264,646        0.0%
    Rheon Automatic Machinery Co., Ltd.                         4,200     23,210        0.0%
    Rhythm Watch Co., Ltd.                                     54,000     71,762        0.0%
    Riberesute Corp.                                            4,300     30,281        0.0%
    Ricoh Co., Ltd.                                           215,700  2,198,181        0.1%
    Ricoh Leasing Co., Ltd.                                     8,500    245,578        0.0%
    Right On Co., Ltd.                                          6,200     83,515        0.0%
    Riken Corp.                                                51,000    164,649        0.0%
    Riken Keiki Co., Ltd.                                       5,000     47,366        0.0%
    Riken Technos Corp.                                        21,500     77,393        0.0%
    Riken Vitamin Co., Ltd.                                     2,400     93,823        0.0%
#   Ringer Hut Co., Ltd.                                        5,100    106,333        0.0%
    Rinnai Corp.                                                1,400    123,554        0.0%
    Rion Co., Ltd.                                              4,400     62,212        0.0%
    Riso Kagaku Corp.                                          11,400    177,836        0.0%
    Riso Kyoiku Co., Ltd.                                       5,400     20,539        0.0%
#   Rock Field Co., Ltd.                                        8,400    125,947        0.0%
    Rohm Co., Ltd.                                             13,300    575,567        0.1%
    Rohto Pharmaceutical Co., Ltd.                             20,800    354,046        0.0%
    Rokko Butter Co., Ltd.                                      2,800     45,257        0.0%
    Roland DG Corp.                                             6,100    121,118        0.0%
    Round One Corp.                                            45,700    268,217        0.0%
    Royal Holdings Co., Ltd.                                    9,600    183,183        0.0%
    Ryobi, Ltd.                                                89,000    322,860        0.0%
    Ryoden Trading Co., Ltd.                                   17,000     99,117        0.0%
    Ryohin Keikaku Co., Ltd.                                    1,500    334,145        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Ryosan Co., Ltd.                                           22,000 $  527,113        0.1%
#   Ryoyo Electro Corp.                                        13,000    155,598        0.0%
#   S Foods, Inc.                                               7,200    171,397        0.0%
    S&B Foods, Inc.                                               200      8,799        0.0%
#   Sac's Bar Holdings, Inc.                                    7,150     90,752        0.0%
    Saibu Gas Co., Ltd.                                        60,000    148,202        0.0%
    Saizeriya Co., Ltd.                                         8,100    143,579        0.0%
    Sakai Chemical Industry Co., Ltd.                          61,000    167,861        0.0%
    Sakai Heavy Industries, Ltd.                               26,000     43,911        0.0%
    Sakai Moving Service Co., Ltd.                              5,000    121,195        0.0%
#   Sakai Ovex Co., Ltd.                                       45,000     68,693        0.0%
    Sakata INX Corp.                                           18,600    210,084        0.0%
    Sakata Seed Corp.                                           5,000    126,348        0.0%
#   Sala Corp.                                                  8,500     43,737        0.0%
#   SAMTY Co., Ltd.                                             6,400     61,789        0.0%
    San-A Co., Ltd.                                             5,500    253,154        0.0%
    San-Ai Oil Co., Ltd.                                       33,000    231,277        0.0%
    San-In Godo Bank, Ltd. (The)                               79,000    508,987        0.1%
#   Sanden Holdings Corp.                                      78,000    230,029        0.0%
    Sanei Architecture Planning Co., Ltd.                       5,400     60,893        0.0%
    Sangetsu Co., Ltd.                                         26,000    465,961        0.0%
#   Sanken Electric Co., Ltd.                                  73,000    242,012        0.0%
    Sanki Engineering Co., Ltd.                                20,700    162,817        0.0%
    Sanko Marketing Foods Co., Ltd.                               600      5,202        0.0%
    Sanko Metal Industrial Co., Ltd.                            4,000     11,027        0.0%
    Sankyo Co., Ltd.                                            6,500    246,097        0.0%
    Sankyo Seiko Co., Ltd.                                     12,100     41,488        0.0%
    Sankyo Tateyama, Inc.                                      15,300    211,770        0.0%
    Sankyu, Inc.                                              130,000    604,195        0.1%
    Sanoh Industrial Co., Ltd.                                 16,500     90,299        0.0%
#   Sanrio Co., Ltd.                                            6,700    131,726        0.0%
#   Sansha Electric Manufacturing Co., Ltd.                     5,900     29,123        0.0%
    Sanshin Electronics Co., Ltd.                              19,600    161,819        0.0%
    Santen Pharmaceutical Co., Ltd.                             8,500    121,819        0.0%
    Sanwa Holdings Corp.                                       53,000    411,223        0.0%
    Sanyo Chemical Industries, Ltd.                            42,000    324,349        0.0%
    Sanyo Denki Co., Ltd.                                      26,000    127,678        0.0%
    Sanyo Electric Railway Co., Ltd.                           13,000     60,460        0.0%
    Sanyo Housing Nagoya Co., Ltd.                              4,900     44,014        0.0%
#   Sanyo Shokai, Ltd.                                         56,372    135,004        0.0%
    Sanyo Special Steel Co., Ltd.                              61,000    277,618        0.0%
    Sanyo Trading Co., Ltd.                                     2,400     31,928        0.0%
#   Sapporo Holdings, Ltd.                                    177,000    955,749        0.1%
#   Sata Construction Co., Ltd.                                 3,400     12,541        0.0%
#   Sato Holdings Corp.                                         7,900    162,888        0.0%
    Sato Restaurant Systems Co., Ltd.                           7,400     54,435        0.0%
    Sato Shoji Corp.                                            4,500     26,773        0.0%
    Satori Electric Co., Ltd.                                  13,000     89,307        0.0%
    Sawada Holdings Co., Ltd.                                  11,700    115,707        0.0%
    Sawai Pharmaceutical Co., Ltd.                              6,100    392,961        0.0%
    Saxa Holdings, Inc.                                        48,000     88,160        0.0%
    SBI Holdings, Inc.                                        106,050  1,098,011        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   SBS Holdings, Inc.                                         14,300 $   87,995        0.0%
    Scroll Corp.                                               25,900    100,170        0.0%
    SCSK Corp.                                                  1,655     60,028        0.0%
    Secom Co., Ltd.                                             4,900    376,541        0.0%
    Secom Joshinetsu Co., Ltd.                                    200      6,252        0.0%
    Sega Sammy Holdings, Inc.                                  59,800    651,124        0.1%
#   Seibu Electric Industry Co., Ltd.                           2,000      8,236        0.0%
    Seibu Holdings, Inc.                                        7,600    160,336        0.0%
    Seika Corp.                                                38,000     76,506        0.0%
    Seikitokyu Kogyo Co., Ltd.                                 23,900    104,467        0.0%
    Seiko Epson Corp.                                          30,800    504,716        0.1%
    Seiko Holdings Corp.                                       90,000    337,098        0.0%
    Seino Holdings Co., Ltd.                                   75,300    765,305        0.1%
    Seiren Co., Ltd.                                           20,300    208,726        0.0%
    Sekisui Chemical Co., Ltd.                                 32,000    399,938        0.0%
    Sekisui House, Ltd.                                        60,940  1,058,121        0.1%
    Sekisui Jushi Corp.                                        17,100    237,364        0.0%
    Sekisui Plastics Co., Ltd.                                 31,000     98,921        0.0%
    Senko Co., Ltd.                                            53,000    339,053        0.0%
    Senshu Electric Co., Ltd.                                   2,100     31,190        0.0%
    Senshu Ikeda Holdings, Inc.                               136,540    514,329        0.1%
#   Senshukai Co., Ltd.                                        24,700    169,462        0.0%
    Septeni Holdings Co., Ltd.                                  2,300     54,480        0.0%
    Seria Co., Ltd.                                             5,800    340,962        0.0%
    Seven & I Holdings Co., Ltd.                               12,900    526,351        0.1%
    Seven Bank, Ltd.                                           36,100    153,396        0.0%
#*  Sharp Corp.                                               482,000    656,037        0.1%
    Shibaura Electronics Co., Ltd.                              3,600     49,632        0.0%
    Shibaura Mechatronics Corp.                                20,000     38,225        0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        25,000     63,307        0.0%
    Shibuya Corp.                                               6,200     73,318        0.0%
    Shidax Corp.                                                6,800     31,769        0.0%
#   Shiga Bank, Ltd. (The)                                    142,108    617,632        0.1%
    Shikibo, Ltd.                                              50,000     50,934        0.0%
    Shikoku Bank, Ltd. (The)                                  108,000    210,007        0.0%
    Shikoku Chemicals Corp.                                    18,000    149,190        0.0%
    Shikoku Electric Power Co., Inc.                           10,100    124,670        0.0%
#   Shima Seiki Manufacturing, Ltd.                            14,400    236,259        0.0%
    Shimachu Co., Ltd.                                         29,100    677,269        0.1%
    Shimadzu Corp.                                             16,000    239,480        0.0%
    Shimamura Co., Ltd.                                           900    121,494        0.0%
    Shimane Bank, Ltd. (The)                                    1,300     13,987        0.0%
    Shimizu Bank, Ltd. (The)                                    4,600     96,972        0.0%
    Shimizu Corp.                                              19,000    170,294        0.0%
    Shimojima Co., Ltd.                                         1,600     16,094        0.0%
    Shin Nippon Air Technologies Co., Ltd.                      9,600     86,120        0.0%
    Shin-Etsu Chemical Co., Ltd.                               12,800    716,912        0.1%
    Shin-Etsu Polymer Co., Ltd.                                22,700    134,500        0.0%
    Shin-Keisei Electric Railway Co., Ltd.                      5,000     19,554        0.0%
    Shinagawa Refractories Co., Ltd.                           28,000     50,181        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                42,000    151,552        0.0%
#*  Shinkawa, Ltd.                                              8,100     30,853        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Shinko Electric Industries Co., Ltd.                       44,900 $  249,390        0.0%
    Shinko Plantech Co., Ltd.                                  19,700    149,880        0.0%
    Shinko Shoji Co., Ltd.                                     14,100    137,569        0.0%
    Shinmaywa Industries, Ltd.                                 46,000    315,242        0.0%
    Shinnihon Corp.                                            18,600     85,768        0.0%
    Shinoken Group Co., Ltd.                                    2,200     43,993        0.0%
    Shinsei Bank, Ltd.                                        414,000    580,253        0.1%
    Shinsho Corp.                                              25,000     45,077        0.0%
    Shinwa Co., Ltd.                                            2,100     26,807        0.0%
    Shionogi & Co., Ltd.                                        1,000     51,042        0.0%
    Ship Healthcare Holdings, Inc.                             17,400    429,404        0.0%
    Shiseido Co., Ltd.                                         15,500    344,727        0.0%
    Shizuoka Bank, Ltd. (The)                                  84,000    622,583        0.1%
    Shizuoka Gas Co., Ltd.                                     38,300    261,086        0.0%
    Shobunsha Publications, Inc.                                5,200     28,786        0.0%
    Shoei Co., Ltd.                                               400      6,055        0.0%
#   Shoei Foods Corp.                                           8,500    106,470        0.0%
    Shofu, Inc.                                                 4,100     51,287        0.0%
*   Shoko Co., Ltd.                                            44,000     31,161        0.0%
    Showa Aircraft Industry Co., Ltd.                           2,822     26,928        0.0%
    Showa Corp.                                                35,600    309,107        0.0%
#   Showa Denko KK                                            847,000    881,256        0.1%
    Showa Sangyo Co., Ltd.                                     42,000    187,195        0.0%
    Showa Shell Sekiyu K.K.                                    48,600    507,175        0.1%
    Siix Corp.                                                  9,400    277,697        0.0%
    Sinanen Holdings Co., Ltd.                                 26,000     99,883        0.0%
    Sinfonia Technology Co., Ltd.                              83,000    110,303        0.0%
    Sinko Industries, Ltd.                                     10,500    140,492        0.0%
    Sintokogio, Ltd.                                           28,100    237,592        0.0%
    SKY Perfect JSAT Holdings, Inc.                            65,400    348,145        0.0%
    SMC Corp.                                                     400     97,544        0.0%
    SMK Corp.                                                  34,000    138,622        0.0%
    SMS Co., Ltd.                                               8,600    159,573        0.0%
    SNT Corp.                                                   2,200     12,418        0.0%
    Sodick Co., Ltd.                                           31,600    244,766        0.0%
    Soft99 Corp.                                                4,000     27,698        0.0%
    SoftBank Group Corp.                                        1,200     64,525        0.0%
    Softbank Technology Corp.                                   2,300     35,404        0.0%
    Software Service, Inc.                                        400     15,450        0.0%
    Sogo Medical Co., Ltd.                                      5,000    144,997        0.0%
#   Sohgo Security Services Co., Ltd.                           8,000    444,239        0.0%
    Sojitz Corp.                                              443,400    886,016        0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       25,150    660,339        0.1%
    Sony Corp.                                                 26,100    632,184        0.1%
    Sony Corp. Sponsored ADR                                   57,811  1,393,245        0.1%
    Sony Financial Holdings, Inc.                               8,700    107,557        0.0%
    Sotetsu Holdings, Inc.                                     30,000    192,662        0.0%
    Sotoh Co., Ltd.                                             1,500     13,646        0.0%
    Sourcenext Corp.                                              900      4,068        0.0%
    Space Co., Ltd.                                             2,000     24,217        0.0%
#   Sparx Group Co., Ltd.                                      15,700     30,140        0.0%
    SPK Corp.                                                   1,082     19,947        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd.                              7,700 $  197,118        0.0%
    Srg Takamiya Co., Ltd.                                     11,700     52,836        0.0%
    ST Corp.                                                    2,200     22,282        0.0%
    St Marc Holdings Co., Ltd.                                  7,400    200,182        0.0%
    Stanley Electric Co., Ltd.                                 12,600    256,186        0.0%
#   Star Micronics Co., Ltd.                                   13,100    150,415        0.0%
    Start Today Co., Ltd.                                       4,700    197,459        0.0%
    Starts Corp., Inc.                                          9,000    187,029        0.0%
    Starzen Co., Ltd.                                           3,900    113,101        0.0%
    Stella Chemifa Corp.                                        5,900    119,186        0.0%
    Step Co., Ltd.                                              3,800     37,354        0.0%
    Studio Alice Co., Ltd.                                      6,600    163,063        0.0%
    Sugi Holdings Co., Ltd.                                     1,600     77,358        0.0%
    Sugimoto & Co., Ltd.                                          900     10,041        0.0%
    Sumco Corp.                                                42,400    268,504        0.0%
#   Sumida Corp.                                               14,600     91,150        0.0%
    Suminoe Textile Co., Ltd.                                  33,000     80,681        0.0%
    Sumiseki Holdings, Inc.                                    12,200     10,251        0.0%
    Sumitomo Bakelite Co., Ltd.                               113,000    466,403        0.0%
    Sumitomo Chemical Co., Ltd.                               341,000  1,541,259        0.1%
    Sumitomo Corp.                                             85,900    908,157        0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                         7,600     97,833        0.0%
    Sumitomo Densetsu Co., Ltd.                                 9,900    121,766        0.0%
    Sumitomo Electric Industries, Ltd.                        126,600  1,522,952        0.1%
    Sumitomo Forestry Co., Ltd.                                52,900    610,746        0.1%
    Sumitomo Heavy Industries, Ltd.                           228,000    958,188        0.1%
    Sumitomo Metal Mining Co., Ltd.                           105,000  1,184,660        0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    320,300    277,512        0.0%
    Sumitomo Mitsui Financial Group, Inc.                      88,341  2,658,330        0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      296,000    909,869        0.1%
    Sumitomo Osaka Cement Co., Ltd.                           224,000    965,735        0.1%
    Sumitomo Precision Products Co., Ltd.                      20,000     61,662        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        6,080    121,922        0.0%
    Sumitomo Realty & Development Co., Ltd.                     6,000    174,458        0.0%
    Sumitomo Riko Co., Ltd.                                    22,200    190,478        0.0%
    Sumitomo Rubber Industries, Ltd.                           76,800  1,169,168        0.1%
    Sumitomo Seika Chemicals Co., Ltd.                         31,000    148,957        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         79,000    394,283        0.0%
#   Sun Corp.                                                   7,000     50,908        0.0%
    Sun Frontier Fudousan Co., Ltd.                            16,400    151,641        0.0%
    Sun-Wa Technos Corp.                                        6,200     39,984        0.0%
    Suncall Corp.                                               4,700     20,322        0.0%
    Sundrug Co., Ltd.                                           1,600    113,689        0.0%
    Suruga Bank, Ltd.                                          16,800    326,659        0.0%
    Suzuden Corp.                                               1,400     13,115        0.0%
    Suzuken Co., Ltd.                                          21,760    745,674        0.1%
    Suzuki Motor Corp.                                         13,800    378,169        0.0%
*   SWCC Showa Holdings Co., Ltd.                             134,000     81,197        0.0%
    Systena Corp.                                               5,500     82,538        0.0%
    T Hasegawa Co., Ltd.                                       13,400    219,804        0.0%
    T RAD Co., Ltd.                                            36,000     58,813        0.0%
    T&D Holdings, Inc.                                         86,900    831,847        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    T&K Toka Co., Ltd.                                         10,000 $   81,383        0.0%
#   T-Gaia Corp.                                                8,300    100,808        0.0%
    Tabuchi Electric Co., Ltd.                                 13,200     57,196        0.0%
    Tachi-S Co., Ltd.                                          16,800    230,312        0.0%
    Tachibana Eletech Co., Ltd.                                 8,420     90,691        0.0%
    Tachikawa Corp.                                             1,600     10,388        0.0%
    Tadano, Ltd.                                               58,000    553,465        0.1%
    Taihei Dengyo Kaisha, Ltd.                                 17,000    139,692        0.0%
    Taiheiyo Cement Corp.                                     491,000  1,299,193        0.1%
    Taiheiyo Kouhatsu, Inc.                                    17,000     11,535        0.0%
    Taiho Kogyo Co., Ltd.                                      10,300    111,726        0.0%
    Taikisha, Ltd.                                              9,000    205,480        0.0%
    Taiko Bank, Ltd. (The)                                     36,000     66,535        0.0%
    Taiko Pharmaceutical Co., Ltd.                              6,100     84,325        0.0%
    Taisei Corp.                                               45,000    307,149        0.0%
    Taisei Lamick Co., Ltd.                                       400     10,447        0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                      800     65,709        0.0%
    Taiyo Holdings Co., Ltd.                                    4,200    139,462        0.0%
    Taiyo Nippon Sanso Corp.                                   25,000    230,848        0.0%
    Taiyo Yuden Co., Ltd.                                      57,700    575,790        0.1%
#   Takagi Securities Co., Ltd.                                39,000     48,049        0.0%
    Takamatsu Construction Group Co., Ltd.                      5,700    122,154        0.0%
    Takaoka Toko Co., Ltd.                                      4,664     72,625        0.0%
    Takara Holdings, Inc.                                      23,400    199,131        0.0%
#   Takara Leben Co., Ltd.                                     38,200    243,015        0.0%
    Takara Standard Co., Ltd.                                  39,000    344,073        0.0%
    Takasago International Corp.                                7,600    169,394        0.0%
    Takasago Thermal Engineering Co., Ltd.                     22,800    283,949        0.0%
    Takashima & Co., Ltd.                                      26,000     40,564        0.0%
    Takashimaya Co., Ltd.                                      89,000    649,773        0.1%
#*  Takata Corp.                                               22,200     81,353        0.0%
    Take And Give Needs Co., Ltd.                               5,170     21,873        0.0%
#   Takeda Pharmaceutical Co., Ltd.                            10,200    487,171        0.1%
#   Takeei Corp.                                               12,400    112,179        0.0%
#   Takeuchi Manufacturing Co., Ltd.                           15,300    228,208        0.0%
    Takihyo Co., Ltd.                                          14,000     54,510        0.0%
    Takiron Co., Ltd.                                          26,000    127,106        0.0%
    Takisawa Machine Tool Co., Ltd.                            37,000     40,302        0.0%
    Takuma Co., Ltd.                                           32,000    275,079        0.0%
#   Tama Home Co., Ltd.                                        14,600     58,645        0.0%
#   Tamron Co., Ltd.                                            8,500    137,403        0.0%
    Tamura Corp.                                               42,000    113,069        0.0%
    Tanseisha Co., Ltd.                                        13,650    106,416        0.0%
#   TASAKI & Co., Ltd.                                          4,300     60,669        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  31,000     97,320        0.0%
    Tayca Corp.                                                15,000     66,455        0.0%
    TBK Co., Ltd.                                              14,600     52,742        0.0%
    TDK Corp.                                                  22,000  1,287,304        0.1%
#*  Teac Corp.                                                 23,000      9,061        0.0%
    Teijin, Ltd.                                              341,000  1,220,861        0.1%
    Teikoku Electric Manufacturing Co., Ltd.                    5,200     38,692        0.0%
    Teikoku Sen-I Co., Ltd.                                     4,200     59,006        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Teikoku Tsushin Kogyo Co., Ltd.                            16,000 $ 24,068        0.0%
#   Tekken Corp.                                               31,000   76,862        0.0%
    Tenma Corp.                                                 9,200  136,956        0.0%
    Terumo Corp.                                                1,400   53,221        0.0%
    THK Co., Ltd.                                              27,400  544,243        0.1%
    TKC Corp.                                                   1,300   35,319        0.0%
    Toa Corp.(6894434)                                         10,900  109,306        0.0%
    Toa Corp.(6894508)                                        111,000  244,812        0.0%
#   Toa Oil Co., Ltd.                                          44,000   51,849        0.0%
    TOA ROAD Corp.                                             31,000  102,921        0.0%
#   Toabo Corp.                                                 3,800   16,975        0.0%
    Toagosei Co., Ltd.                                         62,500  563,655        0.1%
#   Tobishima Corp.                                            70,300  115,521        0.0%
    Tobu Store Co., Ltd.                                       19,000   55,418        0.0%
    TOC Co., Ltd.                                              15,400  121,996        0.0%
    Tocalo Co., Ltd.                                            8,600  154,700        0.0%
    Tochigi Bank, Ltd. (The)                                   51,000  196,537        0.0%
    Toda Corp.                                                176,000  820,409        0.1%
#   Toda Kogyo Corp.                                           31,000   85,933        0.0%
    Toei Animation Co., Ltd.                                      900   40,183        0.0%
    Toei Co., Ltd.                                             38,000  294,496        0.0%
    Toell Co., Ltd.                                             1,700   11,963        0.0%
    Toenec Corp.                                               24,000  154,027        0.0%
    Togami Electric Manufacturing Co., Ltd.                     6,000   22,806        0.0%
    Toho Bank, Ltd. (The)                                     124,000  412,017        0.0%
    Toho Co., Ltd.(6895200)                                     4,900  124,191        0.0%
    Toho Co., Ltd.(6895211)                                     3,000   66,925        0.0%
    Toho Gas Co., Ltd.                                         23,000  157,038        0.0%
#   Toho Holdings Co., Ltd.                                    24,700  571,435        0.1%
#   Toho Titanium Co., Ltd.                                    14,600   97,069        0.0%
#   Toho Zinc Co., Ltd.                                        76,000  205,787        0.0%
    Tohoku Bank, Ltd. (The)                                    33,000   43,021        0.0%
    Tohto Suisan Co., Ltd.                                     16,000   25,113        0.0%
    Tokai Carbon Co., Ltd.                                    120,000  314,344        0.0%
    Tokai Corp/Gifu                                             4,100  117,673        0.0%
#   TOKAI Holdings Corp.                                       56,600  317,189        0.0%
    Tokai Lease Co., Ltd.                                       5,000    9,783        0.0%
    Tokai Rika Co., Ltd.                                       28,400  525,845        0.1%
    Tokai Tokyo Financial Holdings, Inc.                       69,400  359,688        0.0%
    Token Corp.                                                 2,520  197,364        0.0%
    Tokio Marine Holdings, Inc.                                28,116  920,025        0.1%
*   Toko, Inc.                                                 19,000   71,333        0.0%
    Tokushu Tokai Paper Co., Ltd.                              46,000  146,492        0.0%
*   Tokuyama Corp.                                            117,000  185,289        0.0%
    Tokyo Broadcasting System Holdings, Inc.                   11,000  151,296        0.0%
    Tokyo Dome Corp.                                           84,000  357,839        0.0%
    Tokyo Electron Device, Ltd.                                 5,000   67,682        0.0%
    Tokyo Electron, Ltd.                                        9,300  614,657        0.1%
    Tokyo Energy & Systems, Inc.                               11,000   82,421        0.0%
#   Tokyo Individualized Educational Institute, Inc.            8,200   52,887        0.0%
    Tokyo Keiki, Inc.                                          42,000   58,346        0.0%
*   Tokyo Kikai Seisakusho, Ltd.                               20,000    7,681        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Tokyo Ohka Kogyo Co., Ltd.                                  7,600 $212,493        0.0%
    Tokyo Rakutenchi Co., Ltd.                                 10,000   44,927        0.0%
    Tokyo Rope Manufacturing Co., Ltd.                         83,000  113,843        0.0%
    Tokyo Sangyo Co., Ltd.                                      2,600    9,027        0.0%
    Tokyo Seimitsu Co., Ltd.                                   15,600  323,510        0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                        48,100  296,273        0.0%
    Tokyo Tatemono Co., Ltd.                                   52,800  697,147        0.1%
    Tokyo Tekko Co., Ltd.                                      24,000   81,444        0.0%
#   Tokyo Theatres Co., Inc.                                   43,000   47,008        0.0%
    Tokyo TY Financial Group, Inc.                             12,587  320,302        0.0%
    Tokyotokeiba Co., Ltd.                                     57,000  114,514        0.0%
#   Tokyu Construction Co., Ltd.                               20,730  170,030        0.0%
    Tokyu Fudosan Holdings Corp.                              146,082  993,171        0.1%
    Tokyu Recreation Co., Ltd.                                  3,853   28,839        0.0%
    Toli Corp.                                                 35,000  100,874        0.0%
    Tomato Bank, Ltd.                                          34,000   46,095        0.0%
    Tomoe Corp.                                                13,700   44,944        0.0%
#   Tomoe Engineering Co., Ltd.                                 3,800   51,066        0.0%
    Tomoegawa Co., Ltd.                                         6,000   10,304        0.0%
    Tomoku Co., Ltd.                                           36,000   91,032        0.0%
    TOMONY Holdings, Inc.                                      88,300  251,226        0.0%
#   Tomy Co., Ltd.                                             37,200  262,052        0.0%
    Tonami Holdings Co., Ltd.                                  27,000   69,131        0.0%
    Topcon Corp.                                               22,300  274,505        0.0%
    Toppan Forms Co., Ltd.                                     30,000  329,963        0.0%
    Toppan Printing Co., Ltd.                                  86,000  735,332        0.1%
    Topre Corp.                                                21,100  415,408        0.0%
    Topy Industries, Ltd.                                     124,000  237,563        0.0%
#   Toray Industries, Inc.                                     53,000  442,697        0.0%
    Toridoll.corp                                              11,300  196,366        0.0%
    Torigoe Co., Ltd. (The)                                     8,000   47,344        0.0%
    Torii Pharmaceutical Co., Ltd.                              7,500  173,471        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                     14,500  137,769        0.0%
    Tosei Corp.                                                17,500  122,538        0.0%
#*  Toshiba Corp.                                             330,000  697,934        0.1%
    Toshiba Machine Co., Ltd.                                  71,000  211,510        0.0%
#   Toshiba Plant Systems & Services Corp.                     18,500  228,779        0.0%
#   Toshiba TEC Corp.                                          83,000  313,485        0.0%
    Tosho Co., Ltd.                                             2,700   99,107        0.0%
#   Tosho Printing Co., Ltd.                                   30,000  154,347        0.0%
    Tosoh Corp.                                               181,000  827,309        0.1%
    Totetsu Kogyo Co., Ltd.                                     8,070  235,092        0.0%
    TOTO, Ltd.                                                  7,499  254,290        0.0%
    Tottori Bank, Ltd. (The)                                   13,000   19,977        0.0%
    Toukei Computer Co., Ltd.                                   2,100   39,394        0.0%
    Tow Co., Ltd.                                               2,300   14,380        0.0%
    Towa Bank, Ltd. (The)                                     211,000  172,949        0.0%
    Towa Corp.                                                 11,700   74,615        0.0%
    Towa Pharmaceutical Co., Ltd.                               4,900  225,180        0.0%
    Toyo Construction Co., Ltd.                                43,300  185,155        0.0%
    Toyo Corp.                                                 10,600  108,099        0.0%
    Toyo Denki Seizo K.K.                                      24,000   69,261        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Toyo Engineering Corp.                                     73,000 $  199,104        0.0%
    Toyo Ink SC Holdings Co., Ltd.                            115,000    458,149        0.0%
    Toyo Kanetsu K.K.                                          55,000    114,475        0.0%
    Toyo Kohan Co., Ltd.                                       31,300     98,481        0.0%
    Toyo Machinery & Metal Co., Ltd.                           12,000     42,298        0.0%
    Toyo Securities Co., Ltd.                                  44,000    101,867        0.0%
    Toyo Seikan Group Holdings, Ltd.                           56,600  1,115,855        0.1%
    Toyo Sugar Refining Co., Ltd.                               8,000      7,781        0.0%
    Toyo Suisan Kaisha, Ltd.                                    4,400    155,398        0.0%
#   Toyo Tanso Co., Ltd.                                        9,500    121,372        0.0%
    Toyo Tire & Rubber Co., Ltd.                               37,900    566,820        0.1%
    Toyo Wharf & Warehouse Co., Ltd.                           37,000     48,975        0.0%
    Toyobo Co., Ltd.                                          525,000    892,162        0.1%
    Toyoda Gosei Co., Ltd.                                     29,700    547,633        0.1%
    Toyota Boshoku Corp.                                       15,100    280,916        0.0%
    Toyota Industries Corp.                                     5,000    216,940        0.0%
    Toyota Motor Corp.                                         42,780  2,168,506        0.1%
    Toyota Motor Corp. Sponsored ADR                           36,827  3,745,306        0.2%
    Toyota Tsusho Corp.                                        67,000  1,516,502        0.1%
    TPR Co., Ltd.                                              10,400    262,092        0.0%
    Trancom Co., Ltd.                                           2,600    154,190        0.0%
    Transcosmos, Inc.                                           3,900    102,896        0.0%
    Trend Micro, Inc.                                           4,200    159,281        0.0%
    Trusco Nakayama Corp.                                      10,400    413,246        0.0%
    Trust Tech, Inc.                                            1,200     15,409        0.0%
    TS Tech Co., Ltd.                                          21,900    500,176        0.1%
    TSI Holdings Co., Ltd.                                     49,805    317,606        0.0%
    Tsubakimoto Chain Co.                                      73,000    476,079        0.0%
    Tsubakimoto Kogyo Co., Ltd.                                 4,000     10,780        0.0%
#*  Tsudakoma Corp.                                            40,000     45,010        0.0%
    Tsugami Corp.                                              33,000    137,633        0.0%
#   Tsukada Global Holdings, Inc.                               9,800     67,015        0.0%
    Tsukamoto Corp. Co., Ltd.                                   3,000      2,997        0.0%
    Tsukishima Kikai Co., Ltd.                                 14,100    117,890        0.0%
    Tsukuba Bank, Ltd.                                         50,700    132,577        0.0%
    Tsukui Corp.                                               15,200    184,864        0.0%
    Tsumura & Co.                                              19,400    499,217        0.1%
    Tsuruha Holdings, Inc.                                      2,200    211,014        0.0%
    Tsurumi Manufacturing Co., Ltd.                             9,400    124,819        0.0%
    Tsutsumi Jewelry Co., Ltd.                                  4,900    102,352        0.0%
    TV Asahi Holdings Corp.                                    10,800    179,354        0.0%
    Tv Tokyo Holdings Corp.                                     6,900    119,640        0.0%
    Tyo, Inc.                                                  21,600     32,847        0.0%
#   U-Shin, Ltd.                                               13,200     84,297        0.0%
    UACJ Corp.                                                144,067    292,678        0.0%
    Ube Industries, Ltd.                                      604,200  1,147,550        0.1%
    Uchida Yoko Co., Ltd.                                      31,000    128,344        0.0%
    Uchiyama Holdings Co., Ltd.                                 2,300     12,262        0.0%
    Ueki Corp.                                                  3,000      6,171        0.0%
    UKC Holdings Corp.                                          6,600    117,186        0.0%
    Ulvac, Inc.                                                23,400    717,483        0.1%
*   Uniden Holdings Corp.                                      54,000     61,888        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Union Tool Co.                                              4,700 $  129,371        0.0%
    Unipres Corp.                                              20,400    358,982        0.0%
    United Arrows, Ltd.                                         7,000    281,275        0.0%
    United Super Markets Holdings, Inc.                        19,200    177,063        0.0%
#*  Unitika, Ltd.                                             136,000     66,974        0.0%
    Universal Entertainment Corp.                              13,000    206,352        0.0%
#   Unizo Holdings Co., Ltd.                                    6,200    262,541        0.0%
    UNY Group Holdings Co., Ltd.                              119,700    873,537        0.1%
*   Usen Corp.                                                 39,380    135,370        0.0%
    Ushio, Inc.                                                55,000    748,049        0.1%
    USS Co., Ltd.                                              10,200    161,347        0.0%
#*  UT Group Co., Ltd.                                         10,900     43,086        0.0%
    Utoc Corp.                                                  7,500     21,591        0.0%
    Valor Holdings Co., Ltd.                                   21,300    513,238        0.1%
#   Vector, Inc.                                                3,600     93,667        0.0%
    Village Vanguard Co., Ltd.                                  1,800     25,700        0.0%
    Vital KSK Holdings, Inc.                                   27,600    235,334        0.0%
#   Vitec Holdings Co., Ltd.                                    5,000     43,969        0.0%
#   VT Holdings Co., Ltd.                                      35,400    178,865        0.0%
    Wacoal Holdings Corp.                                      92,000  1,109,273        0.1%
#   Wacom Co., Ltd.                                            47,200    196,213        0.0%
#   Wakachiku Construction Co., Ltd.                           64,000     88,013        0.0%
    Wakita & Co., Ltd.                                         22,800    158,203        0.0%
    Warabeya Nichiyo Co., Ltd.                                 10,300    192,616        0.0%
#   WATAMI Co., Ltd.                                            8,100     76,830        0.0%
    WDB Holdings Co., Ltd.                                      1,900     15,332        0.0%
    Weathernews, Inc.                                           1,700     59,669        0.0%
#   Welcia Holdings Co., Ltd.                                   3,800    200,725        0.0%
#   West Holdings Corp.                                        15,900     95,184        0.0%
    WIN-Partners Co., Ltd.                                      1,000     13,591        0.0%
    Wood One Co., Ltd.                                          6,000     14,008        0.0%
#   World Holdings Co., Ltd.                                    3,200     38,172        0.0%
    Wowow, Inc.                                                 4,400     94,169        0.0%
    Xebio Holdings Co., Ltd.                                   16,900    269,565        0.0%
    Y A C Co., Ltd.                                             3,700     35,471        0.0%
    Yachiyo Industry Co., Ltd.                                  3,900     32,052        0.0%
    Yahagi Construction Co., Ltd.                              18,600    132,321        0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                       4,600     43,152        0.0%
#   Yakult Honsha Co., Ltd.                                     1,700     84,270        0.0%
    YAMABIKO Corp.                                             18,000    127,768        0.0%
#   Yamada Denki Co., Ltd.                                     46,100    232,080        0.0%
#   Yamagata Bank, Ltd. (The)                                  86,000    312,631        0.0%
    Yamaguchi Financial Group, Inc.                            72,000    669,226        0.1%
    Yamaha Corp.                                               22,700    651,493        0.1%
    Yamaha Motor Co., Ltd.                                     18,400    301,177        0.0%
#   Yamaichi Electronics Co., Ltd.                             10,500     52,138        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            94,000    348,106        0.0%
    Yamatane Corp.                                             68,000     92,879        0.0%
    Yamato Corp.                                                2,600     11,193        0.0%
    Yamato Holdings Co., Ltd.                                  12,700    256,144        0.0%
    Yamato Kogyo Co., Ltd.                                     24,600    577,473        0.1%
    Yamaya Corp.                                                2,600     47,831        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
JAPAN -- (Continued)
    Yamazaki Baking Co., Ltd.                                  23,000 $    544,476        0.1%
    Yamazen Corp.                                              20,000      156,324        0.0%
    Yaoko Co., Ltd.                                             5,400      238,812        0.0%
    Yashima Denki Co., Ltd.                                     2,000       10,059        0.0%
    Yaskawa Electric Corp.                                     31,800      372,419        0.0%
    Yasuda Logistics Corp.                                      8,900       57,484        0.0%
    Yellow Hat, Ltd.                                            9,300      190,325        0.0%
#   Yodogawa Steel Works, Ltd.                                 13,700      309,304        0.0%
    Yokogawa Bridge Holdings Corp.                             18,500      166,840        0.0%
    Yokogawa Electric Corp.                                    26,400      283,647        0.0%
#   Yokohama Reito Co., Ltd.                                   26,500      259,095        0.0%
    Yokohama Rubber Co., Ltd. (The)                            52,799      885,155        0.1%
    Yokowo Co., Ltd.                                            5,600       25,463        0.0%
    Yomeishu Seizo Co., Ltd.                                    2,100       38,335        0.0%
#   Yomiuri Land Co., Ltd.                                     25,000      118,255        0.0%
    Yondenko Corp.                                              8,000       30,632        0.0%
    Yondoshi Holdings, Inc.                                     5,000      120,877        0.0%
#   Yonex Co., Ltd.                                             2,900      119,332        0.0%
    Yorozu Corp.                                               10,100      202,100        0.0%
#   Yoshinoya Holdings Co., Ltd.                               27,600      350,741        0.0%
    Yuasa Funashoku Co., Ltd.                                  15,000       41,515        0.0%
    Yuasa Trading Co., Ltd.                                     7,100      159,557        0.0%
    Yuken Kogyo Co., Ltd.                                      13,000       20,928        0.0%
#   Yumeshin Holdings Co., Ltd.                                 5,500       31,659        0.0%
    Yurtec Corp.                                               22,000      157,995        0.0%
    Yusen Logistics Co., Ltd.                                  11,800      138,830        0.0%
    Yushin Precision Equipment Co., Ltd.                          600       10,262        0.0%
    Yushiro Chemical Industry Co., Ltd.                         6,300       70,881        0.0%
    Yutaka Giken Co., Ltd.                                        600       11,867        0.0%
*   Zappallas, Inc.                                             5,000       18,285        0.0%
#   Zenitaka Corp. (The)                                       22,000       89,967        0.0%
    Zenkoku Hosho Co., Ltd.                                     5,800      203,980        0.0%
#   Zenrin Co., Ltd.                                           11,600      247,909        0.0%
    Zensho Holdings Co., Ltd.                                  31,700      403,061        0.0%
    Zeon Corp.                                                 68,000      483,151        0.0%
    ZERIA Pharmaceutical Co., Ltd.                              6,000       74,803        0.0%
#   Zojirushi Corp.                                             5,000       74,581        0.0%
#   Zuiko Corp.                                                 1,900       77,828        0.0%
    Zuken, Inc.                                                 7,500       73,312        0.0%
                                                                      ------------       ----
TOTAL JAPAN                                                            406,278,752       23.1%
                                                                      ------------       ----
NETHERLANDS -- (2.7%)
    Aalberts Industries NV                                     59,921    2,056,402        0.1%
    Accell Group                                               13,003      275,572        0.0%
    Aegon NV(007924103)                                         8,380       48,270        0.0%
    Aegon NV(5927375)                                         349,068    2,006,908        0.1%
    AFC Ajax NV                                                    70          696        0.0%
    Akzo Nobel NV                                              21,538    1,530,202        0.1%
*   Altice NV Class A                                           2,923       44,312        0.0%
    AMG Advanced Metallurgical Group NV                        20,949      228,366        0.0%
    Amsterdam Commodities NV                                    6,494      175,266        0.0%
#   APERAM SA                                                  36,339    1,430,574        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
#   Arcadis NV                                                 38,378 $   657,832        0.0%
    ArcelorMittal(B295F26)                                    245,906   1,384,451        0.1%
    ArcelorMittal(B03XPL1)                                     76,675     432,840        0.0%
#   ASM International NV                                       33,844   1,382,451        0.1%
    ASML Holding NV                                             8,114     783,780        0.1%
    BE Semiconductor Industries NV                             25,635     772,213        0.0%
    Beter Bed Holding NV                                        5,711     138,690        0.0%
    BinckBank NV                                               43,227     254,735        0.0%
    Boskalis Westminster                                       41,895   1,747,148        0.1%
    Brunel International NV                                    12,816     288,878        0.0%
    Corbion NV                                                 44,480   1,136,149        0.1%
#   Delta Lloyd NV                                            198,112   1,010,646        0.1%
*   Fugro NV                                                   57,948   1,180,284        0.1%
    Gemalto NV                                                 20,005   1,300,361        0.1%
*   Heijmans NV                                                14,443     136,243        0.0%
#   Heineken NV                                                 6,899     647,314        0.0%
    Hunter Douglas NV                                             297      14,965        0.0%
    IMCD Group NV                                               4,718     190,865        0.0%
    ING Groep NV                                              227,723   2,790,385        0.2%
    ING Groep NV Sponsored ADR                                105,277   1,291,749        0.1%
    KAS Bank NV                                                10,033     104,395        0.0%
    Kendrion NV                                                 8,940     218,794        0.0%
    Koninklijke Ahold NV                                       91,225   1,986,353        0.1%
    Koninklijke BAM Groep NV                                  150,097     722,487        0.0%
    Koninklijke DSM NV                                         71,745   4,403,461        0.3%
#   Koninklijke KPN NV                                        354,163   1,391,738        0.1%
    Koninklijke Philips NV(500472303)                          45,594   1,254,291        0.1%
    Koninklijke Philips NV(5986622)                            24,247     666,273        0.0%
    Koninklijke Vopak NV                                       32,652   1,775,263        0.1%
    Nederland Apparatenfabriek                                    853      29,775        0.0%
    NN Group NV                                                61,211   2,124,789        0.1%
*   Ordina NV                                                  64,198      97,321        0.0%
*   PostNL NV                                                 130,194     569,897        0.0%
    Randstad Holding NV                                        20,790   1,117,179        0.1%
#   RELX NV                                                    68,627   1,152,493        0.1%
    RELX NV Sponsored ADR                                       8,411     141,305        0.0%
#   SBM Offshore NV                                           121,372   1,625,707        0.1%
    Sligro Food Group NV                                       12,035     479,814        0.0%
#*  SNS Reaal NV                                               28,066          --        0.0%
    Telegraaf Media Groep NV                                    7,861      33,221        0.0%
#   TKH Group NV                                               26,815   1,060,161        0.1%
*   TNT Express NV                                            153,743   1,395,645        0.1%
*   TomTom NV                                                  72,672     662,102        0.0%
#   Unilever NV                                                12,047     524,759        0.0%
    USG People NV                                              41,390     826,223        0.1%
    Van Lanschot NV                                             1,232      26,169        0.0%
    Wessanen                                                   29,034     299,662        0.0%
    Wolters Kluwer NV                                          51,007   1,942,991        0.1%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      51,970,815        3.0%
                                                                      -----------        ---
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                                          60,764      74,738        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NEW ZEALAND -- (Continued)
    Air New Zealand, Ltd.                                     311,497 $  534,482        0.0%
    Auckland International Airport, Ltd.                       35,962    154,265        0.0%
    Chorus, Ltd.                                              167,758    468,121        0.0%
    Chorus, Ltd. ADR                                              462      6,329        0.0%
    Contact Energy, Ltd.                                      148,184    525,771        0.0%
    EBOS Group, Ltd.                                           24,409    271,865        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     58,638    374,235        0.0%
    Fletcher Building, Ltd.(6341606)                          136,011    790,656        0.1%
#   Fletcher Building, Ltd.(6341617)                            3,803     21,950        0.0%
    Fonterra Co-operative Group, Ltd.                           7,404     30,017        0.0%
    Freightways, Ltd.                                          50,209    231,837        0.0%
    Genesis Energy, Ltd.                                       84,844    121,485        0.0%
    Hallenstein Glasson Holdings, Ltd.                          5,478     11,013        0.0%
    Heartland New Zealand, Ltd.                               161,860    136,569        0.0%
    Infratil, Ltd.                                            116,980    264,460        0.0%
    Kathmandu Holdings, Ltd.                                   26,036     28,866        0.0%
    Mainfreight, Ltd.                                          35,327    404,079        0.0%
    Meridian Energy, Ltd.                                      36,642     67,684        0.0%
    Metlifecare, Ltd.                                          75,186    274,211        0.0%
    Mighty River Power, Ltd.                                   38,932     82,150        0.0%
*   New Zealand Oil & Gas, Ltd.                                53,150     17,936        0.0%
    New Zealand Refining Co., Ltd. (The)                       51,036    106,458        0.0%
    Nuplex Industries, Ltd.                                   111,984    411,445        0.0%
    NZX, Ltd.                                                  45,203     31,846        0.0%
    PGG Wrightson, Ltd.                                        41,016     11,724        0.0%
*   Pike River Coal, Ltd.                                      12,312         --        0.0%
    Port of Tauranga, Ltd.                                     13,291    173,643        0.0%
    Restaurant Brands New Zealand, Ltd.                        20,431     71,947        0.0%
    Ryman Healthcare, Ltd.                                     38,622    240,757        0.0%
    Skellerup Holdings, Ltd.                                   52,697     48,553        0.0%
    SKY Network Television, Ltd.                              162,877    604,571        0.1%
    SKYCITY Entertainment Group, Ltd.                         225,470    769,221        0.1%
    Spark New Zealand, Ltd.                                   279,156    721,832        0.1%
    Steel & Tube Holdings, Ltd.                                 9,378     14,648        0.0%
    Summerset Group Holdings, Ltd.                            117,151    362,822        0.0%
    Tower, Ltd.                                                64,178     80,633        0.0%
    Trade Me Group, Ltd.                                      174,029    553,462        0.1%
    TrustPower, Ltd.                                            8,621     46,632        0.0%
    Vector, Ltd.                                               33,846     79,195        0.0%
    Warehouse Group, Ltd. (The)                                50,707     97,613        0.0%
*   Xero, Ltd.                                                 11,098    126,840        0.0%
    Z Energy, Ltd.                                             13,511     73,882        0.0%
                                                                      ----------        ---
TOTAL NEW ZEALAND                                                      9,520,443        0.5%
                                                                      ----------        ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                            168,462    117,527        0.0%
    AF Gruppen ASA                                              2,703     44,315        0.0%
*   Akastor ASA                                                18,972     26,346        0.0%
    Aker ASA Class A                                           14,329    295,378        0.0%
*   Aker Solutions ASA                                         86,645    331,227        0.0%
    American Shipping Co. ASA                                  26,041     88,981        0.0%
    Atea ASA                                                   32,113    301,287        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
NORWAY -- (Continued)
    Austevoll Seafood ASA                                        75,955 $  639,014        0.1%
    Bakkafrost P/F                                               14,734    521,210        0.1%
    Bonheur ASA                                                   5,168     37,195        0.0%
    Borregaard ASA                                               21,276    159,244        0.0%
    BW LPG, Ltd.                                                 23,143    139,080        0.0%
    BW Offshore, Ltd.                                           193,828     42,240        0.0%
*   Deep Sea Supply P.L.C.                                       74,823      9,686        0.0%
*   Det Norske Oljeselskap ASA                                   34,534    307,251        0.0%
    DNB ASA                                                      46,929    600,523        0.1%
*   DNO ASA                                                      82,820     95,157        0.0%
*   DOF ASA                                                      11,186      5,915        0.0%
    Ekornes ASA                                                   5,411     63,162        0.0%
    Farstad Shipping ASA                                          4,288      6,910        0.0%
*   Fred Olsen Energy ASA                                        31,264    134,706        0.0%
    Frontline, Ltd.                                              12,656    104,939        0.0%
    Ganger Rolf ASA                                               2,279     13,080        0.0%
    Gjensidige Forsikring ASA                                    10,181    174,306        0.0%
    Golar LNG, Ltd.                                               3,400     56,372        0.0%
    Grieg Seafood ASA                                             7,041     34,791        0.0%
*   Hexagon Composites ASA                                       31,640     96,647        0.0%
    Hoegh LNG Holdings Ltd                                        7,408     86,464        0.0%
*   Kongsberg Automotive ASA                                    310,793    251,853        0.0%
    Kongsberg Gruppen ASA                                         4,995     83,743        0.0%
    Kvaerner ASA                                                106,500    105,613        0.0%
    Leroy Seafood Group ASA                                       4,891    238,705        0.0%
    Marine Harvest ASA                                           26,487    412,838        0.0%
*   Nordic Semiconductor ASA                                     40,223    233,957        0.0%
    Norsk Hydro ASA                                             262,347  1,141,467        0.1%
*   Norske Skogindustrier ASA                                   103,385     28,606        0.0%
*   Norwegian Air Shuttle ASA                                     5,505    253,607        0.0%
    Ocean Yield ASA                                              17,118    115,784        0.0%
*   Odfjell SE Class A                                            5,645     22,385        0.0%
    Opera Software ASA                                           32,075    262,030        0.0%
    Orkla ASA                                                    19,888    173,621        0.0%
    Petroleum Geo-Services ASA                                  129,235    455,713        0.0%
    Prosafe SE                                                   75,309     45,364        0.0%
    Protector Forsikring ASA                                      2,124     20,767        0.0%
*   Q-Free ASA                                                    3,734      4,844        0.0%
*   REC Silicon ASA                                           1,496,873    327,787        0.0%
    Salmar ASA                                                   11,015    273,687        0.0%
    Schibsted ASA Class A                                         1,854     54,034        0.0%
*   Schibsted ASA Class B                                         3,368     95,834        0.0%
*   Seadrill, Ltd.                                              111,291    531,971        0.1%
    Selvaag Bolig ASA                                             3,666     11,926        0.0%
*   Sevan Marine ASA                                             11,522     28,154        0.0%
    Solstad Offshore ASA                                          2,300      4,453        0.0%
*   Songa Offshore                                              199,550      7,909        0.0%
    SpareBank 1 SMN                                              21,095    129,710        0.0%
    SpareBank 1 SR-Bank ASA                                      63,633    310,007        0.0%
    Statoil ASA                                                 107,111  1,885,292        0.1%
    Statoil ASA Sponsored ADR                                     7,272    127,914        0.0%
    Stolt-Nielsen, Ltd.                                          13,080    172,976        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
NORWAY -- (Continued)
*   Storebrand ASA                                               180,989 $   766,531        0.1%
*   Subsea 7 SA                                                   95,706     878,123        0.1%
    Telenor ASA                                                    9,437     162,374        0.0%
    TGS Nopec Geophysical Co. ASA                                 40,193     670,564        0.1%
    Tomra Systems ASA                                             35,644     414,057        0.0%
    Veidekke ASA                                                  20,561     282,100        0.0%
    Wilh Wilhelmsen ASA                                           32,962     175,774        0.0%
    Wilh Wilhelmsen Holding ASA Class A                            7,331     137,395        0.0%
    XXL ASA                                                        3,925      47,369        0.0%
    Yara International ASA                                         6,974     278,946        0.0%
                                                                         -----------        ---
TOTAL NORWAY                                                              16,158,737        0.9%
                                                                         -----------        ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 51,633     201,145        0.0%
*   Banco BPI SA                                                 247,225     309,823        0.0%
#*  Banco Comercial Portugues SA Class R                      12,304,197     546,650        0.0%
*   Banco Espirito Santo SA                                      712,067          --        0.0%
    CTT-Correios de Portugal SA                                   38,692     357,795        0.0%
    EDP Renovaveis SA                                            112,147     874,227        0.1%
    Galp Energia SGPS SA                                          78,751   1,081,993        0.1%
    Jeronimo Martins SGPS SA                                      12,685     207,683        0.0%
#   Mota-Engil SGPS SA                                            66,914     138,540        0.0%
#   Navigator Co SA (The)                                        192,471     686,816        0.1%
    NOS SGPS SA                                                   51,445     368,859        0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                     57,026     171,025        0.0%
    Semapa-Sociedade de Investimento e Gestao                      6,358      80,590        0.0%
    Sonae Capital SGPS SA                                         41,822      32,415        0.0%
    Sonae SGPS SA                                                524,796     582,801        0.0%
    Teixeira Duarte SA                                            31,098       8,111        0.0%
                                                                         -----------        ---
TOTAL PORTUGAL                                                             5,648,473        0.3%
                                                                         -----------        ---
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                                 40,000       9,444        0.0%
    Accordia Golf Trust                                          291,200     139,559        0.0%
    Amara Holdings, Ltd.                                          90,000      28,502        0.0%
    Ascendas India Trust                                         103,800      73,671        0.0%
    ASL Marine Holdings, Ltd.                                     74,200      14,274        0.0%
*   Ausgroup, Ltd.                                               435,061      37,043        0.0%
    Banyan Tree Holdings, Ltd.                                    84,000      30,882        0.0%
    Bonvests Holdings, Ltd.                                       30,000      26,753        0.0%
*   Boustead Projects, Ltd.                                       26,174      12,505        0.0%
    Boustead Singapore, Ltd.                                     133,832      77,493        0.0%
    Breadtalk Group, Ltd.                                         64,000      52,064        0.0%
    Bukit Sembawang Estates, Ltd.                                 29,000      95,819        0.0%
*   Bund Center Investment, Ltd.                                  88,000      11,729        0.0%
    CapitaLand, Ltd.                                             277,001     638,051        0.1%
    Centurion Corp., Ltd.                                        167,400      46,587        0.0%
    China Aviation Oil Singapore Corp., Ltd.                      82,100      53,000        0.0%
*   China Everbright Water, Ltd.                                 212,800     102,524        0.0%
    China Merchants Holdings Pacific, Ltd.                       252,945     160,797        0.0%
    Chip Eng Seng Corp., Ltd.                                    245,000     129,213        0.0%
    City Developments, Ltd.                                       54,200     335,247        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SINGAPORE -- (Continued)
    Civmec, Ltd.                                                140,800 $   40,931        0.0%
    ComfortDelGro Corp., Ltd.                                     6,800     14,574        0.0%
*   COSCO Corp. Singapore, Ltd.                                 674,200    169,461        0.0%
    CSE Global, Ltd.                                            336,000    107,069        0.0%
    CWT, Ltd.                                                   163,000    250,652        0.0%
    Dairy Farm International Holdings, Ltd.                       7,300     50,337        0.0%
    DBS Group Holdings, Ltd.                                     93,033  1,052,303        0.1%
*   Del Monte Pacific, Ltd.                                     222,059     49,283        0.0%
*   Delong Holdings, Ltd.                                         6,600      1,497        0.0%
    Dyna-Mac Holdings, Ltd.                                     230,000     25,214        0.0%
    Elec & Eltek International Co., Ltd.                         14,000     12,575        0.0%
    Eu Yan Sang International, Ltd.                              20,000      8,001        0.0%
*   Ezion Holdings, Ltd.                                      1,050,880    427,389        0.0%
*   Ezra Holdings, Ltd.                                       1,882,853    141,773        0.0%
    Falcon Energy Group, Ltd.                                   203,000     26,043        0.0%
    Far East Orchard, Ltd.                                       55,984     68,794        0.0%
    First Resources, Ltd.                                       145,900    206,204        0.0%
*   FJ Benjamin Holdings, Ltd.                                   75,000      3,998        0.0%
    Fragrance Group, Ltd.                                       222,000     29,004        0.0%
    Frasers Centrepoint, Ltd.                                   107,100    132,818        0.0%
    Fu Yu Corp., Ltd.                                           274,500     42,723        0.0%
*   Gallant Venture, Ltd.                                       254,500     39,699        0.0%
    Genting Singapore P.L.C.                                    132,500     79,978        0.0%
*   Geo Energy Resources, Ltd.                                  196,000     15,982        0.0%
    GL, Ltd.                                                    109,000     74,066        0.0%
*   Global Premium Hotels, Ltd.                                   9,279      2,047        0.0%
*   GMG Global, Ltd.                                            155,800     70,628        0.0%
    Golden Agri-Resources, Ltd.                               3,098,800    919,264        0.1%
    Great Eastern Holdings, Ltd.                                  3,000     49,832        0.0%
    GuocoLand, Ltd.                                              65,333     89,898        0.0%
    Hi-P International, Ltd.                                     76,000     23,922        0.0%
    Hiap Hoe, Ltd.                                               39,000     19,455        0.0%
    Ho Bee Land, Ltd.                                           148,100    243,066        0.0%
    Hong Fok Corp., Ltd.                                        159,280     85,611        0.0%
    Hong Leong Asia, Ltd.                                        49,000     28,189        0.0%
    Hotel Grand Central, Ltd.                                     6,335      5,999        0.0%
    Hour Glass, Ltd. (The)                                      108,000     60,136        0.0%
*   HTL International Holdings, Ltd.                             41,000     26,274        0.0%
    Hutchison Port Holdings Trust                             1,703,900    756,414        0.1%
    Hwa Hong Corp., Ltd.                                         21,000      4,844        0.0%
    Hyflux, Ltd.                                                343,500    157,804        0.0%
    Indofood Agri Resources, Ltd.                               414,100    164,373        0.0%
*   InnoTek, Ltd.                                                37,000      4,205        0.0%
    Innovalues, Ltd.                                             77,200     57,623        0.0%
    Jardine Cycle & Carriage, Ltd.                                6,644    189,951        0.0%
    k1 Ventures, Ltd.                                            78,600     51,453        0.0%
    Keppel Corp., Ltd.                                          177,400    708,931        0.1%
    Keppel Infrastructure Trust                                 297,562    108,412        0.0%
    Keppel Telecommunications & Transportation, Ltd.             37,500     37,755        0.0%
    Koh Brothers Group, Ltd.                                    175,000     38,276        0.0%
    KSH Holdings, Ltd.                                           56,100     22,702        0.0%
    Lian Beng Group, Ltd.                                       252,000     88,821        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
SINGAPORE -- (Continued)
    Low Keng Huat Singapore, Ltd.                                78,000 $ 37,087        0.0%
    M1, Ltd.                                                     85,600  156,987        0.0%
    Mandarin Oriental International, Ltd.                         6,600    9,882        0.0%
*   Marco Polo Marine, Ltd.                                      39,000    5,306        0.0%
    Metro Holdings, Ltd.                                         14,800   11,106        0.0%
    Midas Holdings, Ltd.                                        771,500  163,223        0.0%
*   Nam Cheong, Ltd.                                            600,000   40,022        0.0%
*   Neptune Orient Lines, Ltd.                                  496,250  473,530        0.1%
    Nera Telecommunications, Ltd.                                43,000   20,437        0.0%
*   Noble Group, Ltd.                                         2,344,300  794,770        0.1%
*   OKH Global, Ltd.                                             56,700    4,343        0.0%
    Olam International, Ltd.                                    165,500  202,722        0.0%
    OSIM International, Ltd.                                    105,600  108,806        0.0%
*   Otto Marine, Ltd.                                            34,650    5,011        0.0%
    OUE, Ltd.                                                   172,700  214,238        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         125,487  815,175        0.1%
    Overseas Education, Ltd.                                     31,900    9,937        0.0%
    Oxley Holdings, Ltd.                                        118,000   38,526        0.0%
    Pacific Radiance, Ltd.                                      132,700   32,001        0.0%
    Pan-United Corp., Ltd.                                       47,000   23,379        0.0%
    Penguin International, Ltd.                                 305,400   28,667        0.0%
    Petra Foods, Ltd.                                            22,300   40,911        0.0%
    Q&M Dental Group Singapore, Ltd.                             17,500    8,830        0.0%
    QAF, Ltd.                                                    97,253   78,411        0.0%
    Raffles Education Corp., Ltd.                               497,420   81,166        0.0%
    Raffles Medical Group, Ltd.                                  68,057  237,548        0.0%
    Religare Health Trust                                       143,500  109,789        0.0%
    Riverstone Holdings, Ltd.                                    39,600   28,677        0.0%
    Rotary Engineering, Ltd.                                    130,000   37,692        0.0%
    SATS, Ltd.                                                  117,380  357,449        0.0%
    SembCorp Industries, Ltd.                                   385,400  823,796        0.1%
    SembCorp Marine, Ltd.                                       179,700  222,018        0.0%
    Sheng Siong Group, Ltd.                                     248,200  164,087        0.0%
    SHS Holdings, Ltd.                                          141,000   28,245        0.0%
*   SIIC Environment Holdings, Ltd.                             118,660   61,554        0.0%
    Sim Lian Group, Ltd.                                         51,000   30,118        0.0%
    Sinarmas Land, Ltd.                                         570,000  198,691        0.0%
    Sing Investments & Finance, Ltd.                             13,500   11,380        0.0%
    Singapore Airlines, Ltd.                                     95,100  811,820        0.1%
    Singapore Exchange, Ltd.                                     44,400  247,821        0.0%
    Singapore Post, Ltd.                                        276,200  321,708        0.0%
    Singapore Press Holdings, Ltd.                               28,500   85,791        0.0%
    Singapore Technologies Engineering, Ltd.                     65,800  157,065        0.0%
    Singapore Telecommunications, Ltd.                          144,400  413,040        0.0%
*   Sino Grandness Food Industry Group, Ltd.                    216,600   98,486        0.0%
    SMRT Corp., Ltd.                                            106,000  120,365        0.0%
    Stamford Land Corp., Ltd.                                   217,000   83,873        0.0%
    StarHub, Ltd.                                                37,300   91,627        0.0%
    Sunningdale Tech, Ltd.                                      103,800   88,750        0.0%
*   SunVic Chemical Holdings, Ltd.                              184,600   14,487        0.0%
    Super Group, Ltd.                                           218,300  156,835        0.0%
*   Swiber Holdings, Ltd.                                       189,500   26,706        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SINGAPORE -- (Continued)
    Swissco Holdings, Ltd.                                      196,500 $    26,168        0.0%
    Tat Hong Holdings, Ltd.                                     172,000      76,577        0.0%
    Tiong Woon Corp. Holding, Ltd.                               68,000      11,460        0.0%
    Tuan Sing Holdings, Ltd.                                    183,531      43,527        0.0%
    UMS Holdings, Ltd.                                          207,250      95,454        0.0%
    United Engineers, Ltd.                                      260,200     451,428        0.0%
    United Industrial Corp., Ltd.                               110,380     237,672        0.0%
    United Overseas Bank, Ltd.                                   70,363     969,645        0.1%
    UOB-Kay Hian Holdings, Ltd.                                 112,387     115,322        0.0%
    UOL Group, Ltd.                                             167,887     764,511        0.1%
    UPP Holdings, Ltd.                                          134,000      21,925        0.0%
    Valuetronics Holdings, Ltd.                                 113,000      39,366        0.0%
*   Vard Holdings, Ltd.                                         399,000      53,760        0.0%
    Venture Corp., Ltd.                                          68,500     425,975        0.0%
    Vibrant Group, Ltd.                                         155,703      38,114        0.0%
    Wee Hur Holdings, Ltd.                                      112,000      22,066        0.0%
    Wheelock Properties Singapore, Ltd.                          91,900     106,062        0.0%
    Wilmar International, Ltd.                                   64,700     177,729        0.0%
    Wing Tai Holdings, Ltd.                                     307,068     427,425        0.0%
    Yeo Hiap Seng, Ltd.                                          10,160       9,785        0.0%
*   Yongnam Holdings, Ltd.                                      149,000      38,653        0.0%
    Zhongmin Baihui Retail Group, Ltd.                            7,900       8,560        0.0%
                                                                        -----------        ---
TOTAL SINGAPORE                                                          21,756,485        1.2%
                                                                        -----------        ---
SPAIN -- (2.2%)
    Abertis Infraestructuras SA                                  17,301     292,077        0.0%
    Acciona SA                                                   12,398     994,958        0.1%
    Acerinox SA                                                  50,417     597,400        0.0%
    ACS Actividades de Construccion y Servicios SA               14,446     479,124        0.0%
#   Adveo Group International SA                                 10,419      54,827        0.0%
    Almirall SA                                                  23,967     394,547        0.0%
    Amadeus IT Holding SA Class A                                26,130   1,191,537        0.1%
    Applus Services SA                                            9,237      85,468        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                 24,791     323,759        0.0%
    Banco Bilbao Vizcaya Argentaria SA                          278,346   1,912,739        0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             60,499     416,838        0.0%
    Banco de Sabadell SA(B1X8QN2)                             1,432,908   2,745,575        0.2%
    Banco de Sabadell SA(BYXHFS8)                                41,644      79,585        0.0%
    Banco Popular Espanol SA                                    576,181   1,571,059        0.1%
    Banco Santander SA                                          853,014   4,331,877        0.3%
    Banco Santander SA Sponsored ADR                            185,656     933,850        0.1%
    Bankia SA                                                   389,822     363,635        0.0%
    Bankinter SA                                                 98,471     751,609        0.1%
*   Baron de Ley                                                    844      98,704        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                         26,757     907,219        0.1%
    CaixaBank SA                                                530,415   1,601,165        0.1%
#*  Caja de Ahorros del Mediterraneo                              8,736          --        0.0%
*   Cementos Portland Valderrivas SA                              8,539      59,593        0.0%
    Cia de Distribucion Integral Logista Holdings SA              4,797     105,768        0.0%
    Cie Automotive SA                                            17,555     317,644        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   905     294,002        0.0%
*   Deoleo SA                                                    81,693      20,564        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA            116,145 $  646,273        0.1%
    Duro Felguera SA                                           21,132     38,121        0.0%
    Ebro Foods SA                                              19,601    444,757        0.0%
*   eDreams ODIGEO SA                                          18,358     50,132        0.0%
    Elecnor SA                                                  6,222     56,221        0.0%
    Enagas SA                                                  38,067  1,162,183        0.1%
    Ence Energia y Celulosa SA                                 70,958    205,320        0.0%
    Endesa SA                                                  20,253    426,120        0.0%
*   Ercros SA                                                  85,372     60,514        0.0%
    Faes Farma SA                                              57,158    180,124        0.0%
    Ferrovial SA                                               16,677    359,808        0.0%
    Fluidra SA                                                  6,648     29,301        0.0%
*   Fomento de Construcciones y Contratas SA                   50,185    436,861        0.0%
    Gamesa Corp. Tecnologica SA                                83,465  1,648,263        0.1%
    Gas Natural SDG SA                                         31,276    652,199        0.1%
    Grifols SA                                                 13,116    285,971        0.0%
    Grupo Catalana Occidente SA                                11,797    374,246        0.0%
*   Grupo Ezentis SA                                           87,009     41,954        0.0%
    Iberdrola SA                                              311,275  2,215,886        0.1%
    Iberpapel Gestion SA                                        2,459     51,901        0.0%
#*  Indra Sistemas SA                                          20,854    244,899        0.0%
*   Inmobiliaria Colonial SA                                  259,989    199,731        0.0%
    Laboratorios Farmaceuticos Rovi SA                          1,703     28,774        0.0%
*   Liberbank SA                                              286,249    344,839        0.0%
    Mapfre SA                                                 457,179  1,163,006        0.1%
#   Mediaset Espana Comunicacion SA                            49,694    647,058        0.1%
#   Melia Hotels International SA                              15,605    196,904        0.0%
    Miquel y Costas & Miquel SA                                 2,868    116,215        0.0%
*   NH Hotel Group SA                                          81,439    393,081        0.0%
    Obrascon Huarte Lain SA                                    86,771    616,676        0.0%
    Papeles y Cartones de Europa SA                            26,665    165,407        0.0%
*   Pescanova SA                                                4,776         --        0.0%
*   Pharma Mar SA                                              46,851    148,130        0.0%
#*  Promotora de Informaciones SA Class A                      12,695     90,032        0.0%
    Prosegur Cia de Seguridad SA                               85,620    495,980        0.0%
#*  Quabit Inmobiliaria SA                                    474,475     20,691        0.0%
*   Realia Business SA                                         21,924     27,765        0.0%
    Red Electrica Corp. SA                                      7,038    629,438        0.0%
    Repsol SA                                                 152,768  2,012,941        0.1%
    Repsol SA Sponsored ADR                                     9,972    132,029        0.0%
    Sacyr SA                                                  131,688    281,265        0.0%
*   Solaria Energia y Medio Ambiente SA                         8,257      6,442        0.0%
    Tecnicas Reunidas SA                                       11,631    392,066        0.0%
*   Tecnocom Telecomunicaciones y Energia SA                   12,308     21,353        0.0%
    Telefonica SA                                              78,954    863,693        0.1%
    Telefonica SA Sponsored ADR                                91,145    994,392        0.1%
#   Tubacex SA                                                 44,867    117,139        0.0%
    Tubos Reunidos SA                                          29,237     23,784        0.0%
    Vidrala SA                                                  7,153    426,204        0.0%
    Viscofan SA                                                12,366    694,698        0.1%
*   Vocento SA                                                  6,613     10,501        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SPAIN -- (Continued)
    Zardoya Otis SA                                            50,731 $   539,067        0.0%
                                                                      -----------        ---
TOTAL SPAIN                                                            42,335,478        2.4%
                                                                      -----------        ---
SWEDEN -- (2.7%)
    AAK AB                                                      7,647     578,349        0.0%
    Acando AB                                                  84,854     181,753        0.0%
*   AddLife AB(BYZ0FM9)                                         3,172      40,089        0.0%
    AddLife AB(BYSZWX1)                                           792      10,010        0.0%
    AddTech AB Class B                                         12,687     159,495        0.0%
    AF AB Class B                                              28,292     485,270        0.0%
    Alfa Laval AB                                              12,261     193,455        0.0%
*   Arcam AB                                                    1,614      35,229        0.0%
*   Arise AB                                                    1,403       2,778        0.0%
    Assa Abloy AB Class B                                      27,834     584,855        0.0%
    Atlas Copco AB Class B                                      2,803      67,345        0.0%
    Atrium Ljungberg AB Class B                                 6,004      95,182        0.0%
    Avanza Bank Holding AB                                      7,719     303,532        0.0%
    Axfood AB                                                  19,709     365,431        0.0%
    B&B Tools AB Class B                                       11,595     233,330        0.0%
    Beijer Alma AB                                              9,601     226,687        0.0%
    Beijer Electronics AB                                         728       4,409        0.0%
    Beijer Ref AB Class B                                       5,568     126,274        0.0%
    Betsson AB                                                 29,823     403,676        0.0%
    Bilia AB Class A                                           22,177     531,145        0.0%
    BillerudKorsnas AB                                         69,289   1,077,535        0.1%
    BioGaia AB Class B                                          3,923      99,330        0.0%
    Biotage AB                                                 10,917      36,600        0.0%
    Bjorn Borg AB                                               8,838      37,577        0.0%
    Boliden AB                                                138,544   2,423,181        0.2%
    Bulten AB                                                  12,258     117,116        0.0%
    Bure Equity AB                                             35,913     313,231        0.0%
    Byggmax Group AB                                           40,307     326,587        0.0%
    Castellum AB                                               32,297     517,351        0.0%
    Cavotec SA                                                  1,266       3,608        0.0%
    Clas Ohlson AB Class B                                     17,247     348,231        0.0%
    Cloetta AB Class B                                        100,581     338,533        0.0%
    Com Hem Holding AB                                         14,512     128,807        0.0%
    Concentric AB                                              24,609     278,940        0.0%
    Concordia Maritime AB Class B                              17,237      34,471        0.0%
    Dios Fastigheter AB                                        11,134      81,480        0.0%
*   Doro AB                                                    11,575     105,276        0.0%
    Duni AB                                                    17,010     247,699        0.0%
    Electrolux AB Series B                                     23,576     685,112        0.1%
    Elekta AB Class B                                          33,041     241,637        0.0%
    Enea AB                                                     2,950      32,943        0.0%
*   Eniro AB                                                  214,472      19,097        0.0%
    Fabege AB                                                  27,604     460,969        0.0%
*   Fastighets AB Balder                                        5,442     138,810        0.0%
*   Fingerprint Cards AB Class B                                1,876     112,502        0.0%
    Getinge AB Class B                                         14,356     304,040        0.0%
    Granges AB                                                  1,563      11,540        0.0%
    Gunnebo AB                                                 21,301     117,446        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWEDEN -- (Continued)
    Haldex AB                                                  25,076 $  212,567        0.0%
    Hemfosa Fastigheter AB                                     12,317    128,491        0.0%
    Hexagon AB Class B                                         15,086    602,607        0.0%
    Hexpol AB                                                  39,391    407,673        0.0%
    HIQ International AB                                       22,739    142,456        0.0%
    Holmen AB Class B                                          36,258  1,250,266        0.1%
    Hufvudstaden AB Class A                                    12,033    186,734        0.0%
    Husqvarna AB Class A                                       15,332    122,216        0.0%
    Husqvarna AB Class B                                      100,708    803,775        0.1%
    ICA Gruppen AB                                             12,335    405,562        0.0%
    Indutrade AB                                               10,141    569,007        0.0%
*   Infant Bacterial Therapeutics AB                              392      3,004        0.0%
    Intrum Justitia AB                                         21,026    755,809        0.1%
    ITAB Shop Concept AB Class B                                1,303     40,489        0.0%
    JM AB                                                      29,802    862,101        0.1%
    KappAhl AB                                                 48,966    203,450        0.0%
*   Karolinska Development AB Class B                           1,834      1,657        0.0%
    Klovern AB Class B                                         86,110    101,198        0.0%
    KNOW IT AB                                                  5,593     40,260        0.0%
    Kungsleden AB                                              27,468    189,079        0.0%
    Lagercrantz Group AB Class B                               10,239     94,654        0.0%
    Lindab International AB                                    48,053    382,861        0.0%
    Loomis AB Class B                                          23,495    652,625        0.1%
*   Lundin Petroleum AB                                         7,830    146,904        0.0%
    Meda AB Class A                                            99,825  1,844,768        0.1%
*   Medivir AB Class B                                         13,312     92,165        0.0%
    Mekonomen AB                                               11,538    293,511        0.0%
    Millicom International Cellular SA                          6,190    358,398        0.0%
    Modern Times Group MTG AB Class B                          17,281    518,835        0.0%
    MQ Holding AB                                              20,968    104,417        0.0%
    Mycronic AB                                                32,009    250,323        0.0%
    NCC AB Class A                                                977     33,337        0.0%
    NCC AB Class B                                             24,075    823,601        0.1%
*   Net Insight AB Class B                                     39,352     30,906        0.0%
    NetEnt AB                                                  11,256    708,834        0.1%
    New Wave Group AB Class B                                  26,505    122,221        0.0%
    Nibe Industrier AB Class B                                 23,322    810,936        0.1%
    Nobia AB                                                   43,256    493,977        0.0%
    Nolato AB Class B                                          15,580    421,133        0.0%
    Nordea Bank AB                                            180,870  1,758,082        0.1%
    Nordnet AB Class B                                         39,912    137,417        0.0%
    OEM International AB Class B                                1,100     17,677        0.0%
    Opus Group AB                                              21,544     11,666        0.0%
*   Oriflame Holding AG                                         3,042     61,252        0.0%
    Peab AB                                                    94,124    786,580        0.1%
    Pricer AB Class B                                         115,737    126,171        0.0%
    Proact IT Group AB                                          6,447     99,548        0.0%
*   Qliro Group AB                                             42,235     45,055        0.0%
    Ratos AB Class B                                          129,842    760,252        0.1%
*   RaySearch Laboratories AB                                   2,839     41,043        0.0%
    Rezidor Hotel Group AB                                     38,402    162,863        0.0%
    Saab AB Class B                                            25,413    870,453        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWEDEN -- (Continued)
    Sagax AB Class B                                            8,377 $    72,579        0.0%
    Sandvik AB                                                 60,152     618,006        0.1%
*   SAS AB                                                     92,401     264,767        0.0%
    Scandi Standard AB                                         19,541     138,130        0.0%
    Securitas AB Class B                                       38,142     603,111        0.0%
    Semcon AB                                                   5,805      28,093        0.0%
*   Sensys Gatso Group AB                                     103,238      32,731        0.0%
    Skandinaviska Enskilda Banken AB Class A                  143,242   1,369,485        0.1%
    Skanska AB Class B                                         30,904     681,151        0.1%
    SKF AB Class A                                              2,752      50,519        0.0%
    SKF AB Class B                                             34,665     638,795        0.1%
    SkiStar AB                                                 13,262     183,941        0.0%
#*  SSAB AB Class A(BPRBWK4)                                   19,797      84,174        0.0%
*   SSAB AB Class A(B17H0S8)                                  100,191     422,137        0.0%
*   SSAB AB Class B(BPRBWM6)                                   50,538     176,123        0.0%
*   SSAB AB Class B(B17H3F6)                                   34,138     118,495        0.0%
    Svenska Cellulosa AB SCA Class A                            2,124      67,221        0.0%
    Svenska Cellulosa AB SCA Class B                           82,061   2,589,157        0.2%
    Svenska Handelsbanken AB Class A                           84,882   1,132,338        0.1%
    Svenska Handelsbanken AB Class B                            1,904      26,458        0.0%
    Sweco AB Class B                                           16,886     261,629        0.0%
    Swedbank AB Class A                                        52,559   1,134,686        0.1%
    Swedish Match AB                                           10,042     318,952        0.0%
    Systemair AB                                                  819      10,447        0.0%
    Tele2 AB Class B                                          119,795   1,144,608        0.1%
    Telefonaktiebolaget LM Ericsson Class A                     4,300      35,479        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   116,032     940,139        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              27,188     219,951        0.0%
    Telia Co AB                                               351,894   1,682,956        0.1%
    Transcom Worldwide AB                                       2,321      18,111        0.0%
    Trelleborg AB Class B                                      58,923   1,076,050        0.1%
    Unibet Group P.L.C.                                        73,728     832,699        0.1%
    Victoria Park AB Class B                                   19,283      45,679        0.0%
    Vitrolife AB                                                5,059     248,111        0.0%
    Volvo AB Class A                                           13,728     161,241        0.0%
    Volvo AB Class B                                           51,616     605,289        0.0%
    Wallenstam AB Class B                                      25,578     215,148        0.0%
    Wihlborgs Fastigheter AB                                   15,510     315,133        0.0%
                                                                      -----------        ---
TOTAL SWEDEN                                                           51,922,528        3.0%
                                                                      -----------        ---
SWITZERLAND -- (6.2%)
    ABB, Ltd.                                                 130,956   2,772,373        0.2%
    ABB, Ltd. Sponsored ADR                                    16,820     355,070        0.0%
    Actelion, Ltd.                                              5,856     949,141        0.1%
    Adecco SA                                                  20,714   1,337,160        0.1%
*   AFG Arbonia-Forster Holding AG                             21,519     299,720        0.0%
    Allreal Holding AG                                          8,579   1,195,949        0.1%
#   Alpiq Holding AG                                            2,317     154,872        0.0%
    ALSO Holding AG                                               817      58,141        0.0%
    ams AG                                                     21,890     580,016        0.0%
    APG SGA SA                                                    523     219,508        0.0%
    Aryzta AG                                                  43,253   1,682,375        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWITZERLAND -- (Continued)
    Ascom Holding AG                                           24,492 $  401,351        0.0%
    Autoneum Holding AG                                         2,195    524,235        0.0%
    Bachem Holding AG Class B                                   1,478     98,696        0.0%
    Baloise Holding AG                                         24,834  3,078,334        0.2%
    Bank Coop AG                                                1,479     63,205        0.0%
    Banque Cantonale de Geneve                                    163     49,810        0.0%
    Banque Cantonale Vaudoise                                   1,980  1,367,120        0.1%
    Barry Callebaut AG                                            904  1,063,492        0.1%
    Basler Kantonalbank                                           599     43,137        0.0%
    Belimo Holding AG                                             158    451,826        0.0%
    Bell AG                                                       510    201,916        0.0%
    Bellevue Group AG                                           6,204     91,491        0.0%
#   Berner Kantonalbank AG                                      1,586    325,135        0.0%
    BKW AG                                                      4,206    182,996        0.0%
    Bobst Group SA                                              6,272    342,667        0.0%
#   Bossard Holding AG Class A                                  2,917    317,181        0.0%
    Bucher Industries AG                                        4,074    978,599        0.1%
    Burckhardt Compression Holding AG                           1,579    562,820        0.0%
    Burkhalter Holding AG                                       1,062    132,236        0.0%
    Calida Holding AG                                           3,845    132,303        0.0%
    Carlo Gavazzi Holding AG                                       42      9,859        0.0%
    Cembra Money Bank AG                                       12,760    875,499        0.1%
    Cham Paper Holding AG                                          17      5,140        0.0%
*   Charles Voegele Holding AG                                  4,299     27,557        0.0%
    Chocoladefabriken Lindt & Spruengli AG                          3    219,622        0.0%
    Cie Financiere Richemont SA                                23,937  1,596,124        0.1%
    Cie Financiere Tradition SA                                   543     37,210        0.0%
    Clariant AG                                               182,599  3,459,625        0.2%
    Coltene Holding AG                                          2,325    145,519        0.0%
    Conzzeta AG                                                   498    321,764        0.0%
*   Cosmo Pharmaceuticals SA                                    1,784    294,836        0.0%
    Credit Suisse Group AG                                    109,797  1,670,941        0.1%
    Credit Suisse Group AG Sponsored ADR                       15,972    242,934        0.0%
    Daetwyler Holding AG                                        3,298    490,627        0.0%
    DKSH Holding AG                                            13,438    879,481        0.1%
    dorma+kaba Holding AG Class B                               1,362    884,453        0.1%
*   Dufry AG                                                   18,446  2,431,513        0.1%
    Edmond de Rothschild Suisse SA                                  1     16,627        0.0%
    EFG International AG                                       28,589    178,714        0.0%
    Emmi AG                                                     1,664    997,540        0.1%
    EMS-Chemie Holding AG                                         615    304,343        0.0%
    Energiedienst Holding AG                                    1,258     29,770        0.0%
#*  Evolva Holding SA                                           5,334      3,739        0.0%
    Feintool International Holding AG                             929     94,017        0.0%
    Flughafen Zuerich AG                                        3,315  3,045,379        0.2%
    Forbo Holding AG                                              675    822,457        0.1%
#   Galenica AG                                                 1,180  1,727,510        0.1%
    GAM Holding AG                                            102,998  1,345,666        0.1%
    Gategroup Holding AG                                       20,047  1,105,563        0.1%
    Geberit AG                                                  2,030    781,006        0.1%
    Georg Fischer AG                                            2,629  2,137,438        0.1%
    Givaudan SA                                                   592  1,168,527        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWITZERLAND -- (Continued)
    Gurit Holding AG                                              235 $  148,780        0.0%
    Helvetia Holding AG                                         4,510  2,429,040        0.1%
    HOCHDORF Holding AG                                           303     60,516        0.0%
    Huber & Suhner AG                                           6,427    315,296        0.0%
    Implenia AG                                                 8,416    561,890        0.0%
    Inficon Holding AG                                            873    288,439        0.0%
    Interroll Holding AG                                          407    361,514        0.0%
    Intershop Holding AG                                          324    152,041        0.0%
    Julius Baer Group, Ltd.                                    50,459  2,162,459        0.1%
    Jungfraubahn Holding AG                                        27      2,874        0.0%
    Kardex AG                                                   5,120    413,240        0.0%
    Komax Holding AG                                            2,903    641,966        0.0%
    Kudelski SA                                                27,224    464,520        0.0%
    Kuehne + Nagel International AG                             2,059    297,145        0.0%
*   Kuoni Reisen Holding AG                                     2,845  1,094,345        0.1%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               28,089  1,415,673        0.1%
    LafargeHolcim, Ltd.(7110753)                               35,104  1,782,422        0.1%
    LEM Holding SA                                                221    198,189        0.0%
    Liechtensteinische Landesbank AG                            5,044    208,837        0.0%
*   LifeWatch AG                                                2,286     29,819        0.0%
#   Logitech International SA(B18ZRK2)                         57,852    888,869        0.1%
    Logitech International SA(H50430232)                       43,913    675,382        0.0%
    Lonza Group AG                                             20,074  3,348,107        0.2%
    Luzerner Kantonalbank AG                                    1,715    736,290        0.1%
    MCH Group AG                                                  200     13,304        0.0%
    Metall Zug AG                                                 123    377,302        0.0%
#*  Meyer Burger Technology AG                                 32,461    149,101        0.0%
    Mikron Holding AG                                           4,766     30,857        0.0%
    Mobilezone Holding AG                                       9,046    127,882        0.0%
    Mobimo Holding AG                                           4,088    936,698        0.1%
    Nestle SA                                                 110,012  8,211,257        0.5%
    Novartis AG                                                52,784  4,016,979        0.2%
    Novartis AG Sponsored ADR                                  73,269  5,566,246        0.3%
    OC Oerlikon Corp. AG                                       80,689    780,593        0.1%
*   Orascom Development Holding AG                              9,372     80,396        0.0%
#*  Orell Fuessli Holding AG                                      184     23,898        0.0%
    Orior AG                                                    3,225    206,026        0.0%
    Panalpina Welttransport Holding AG                          3,313    387,570        0.0%
#   Partners Group Holding AG                                   1,784    735,790        0.1%
    Phoenix Mecano AG                                             223    109,562        0.0%
*   Plazza AG                                                     538    116,104        0.0%
    PSP Swiss Property AG                                       5,001    482,318        0.0%
    Rieter Holding AG                                           2,560    530,667        0.0%
    Romande Energie Holding SA                                     63     69,889        0.0%
    Schaffner Holding AG                                          372     81,464        0.0%
    Schindler Holding AG                                        1,534    282,221        0.0%
*   Schmolz + Bickenbach AG                                   310,797    227,084        0.0%
    Schweiter Technologies AG                                     631    597,308        0.0%
    SFS Group AG                                                1,194     85,988        0.0%
    SGS SA                                                        229    504,918        0.0%
    Siegfried Holding AG                                        2,524    473,448        0.0%
    Sika AG                                                       327  1,393,656        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
SWITZERLAND -- (Continued)
    Sonova Holding AG                                           5,419 $    725,483        0.1%
    St Galler Kantonalbank AG Class A                           1,122      464,785        0.0%
    Straumann Holding AG                                        2,325      807,206        0.1%
#   Sulzer AG                                                   7,779      710,108        0.0%
    Sunrise Communications Group AG                             2,282      139,767        0.0%
#   Swatch Group AG (The)(7184725)                              4,654    1,587,858        0.1%
    Swatch Group AG (The)(7184736)                              9,624      643,904        0.0%
    Swiss Life Holding AG                                      12,759    3,226,963        0.2%
    Swiss Prime Site AG                                         7,847      687,917        0.0%
    Swiss Re AG                                                45,227    4,019,710        0.2%
    Swisscom AG                                                 1,621      823,757        0.1%
    Swissquote Group Holding SA                                 5,947      147,641        0.0%
    Syngenta AG                                                 6,551    2,628,031        0.2%
    Syngenta AG ADR                                             6,335      510,411        0.0%
    Tamedia AG                                                    996      160,581        0.0%
    Tecan Group AG                                              2,508      348,612        0.0%
    Temenos Group AG                                           15,719      815,723        0.1%
    U-Blox AG                                                   2,638      524,598        0.0%
    UBS Group AG(BRJL176)                                      91,512    1,586,402        0.1%
*   UBS Group AG(H42097107)                                    93,702    1,618,234        0.1%
    Valiant Holding AG                                          8,309      922,004        0.1%
    Valora Holding AG                                           2,614      638,454        0.0%
    Vaudoise Assurances Holding SA                                583      304,316        0.0%
    Vetropack Holding AG                                           68      106,335        0.0%
    Vontobel Holding AG                                        19,980      866,409        0.1%
    VP Bank AG                                                    379       36,995        0.0%
    VZ Holding AG                                                 437      135,972        0.0%
    Walliser Kantonalbank                                         560       45,665        0.0%
    Walter Meier AG                                               525       17,814        0.0%
    Ypsomed Holding AG                                            784      116,929        0.0%
*   Zehnder Group AG                                            6,719      284,266        0.0%
    Zug Estates Holding AG Class B                                 50       82,864        0.0%
    Zuger Kantonalbank AG                                          25      128,721        0.0%
    Zurich Insurance Group AG                                  11,738    2,633,822        0.2%
                                                                      ------------        ---
TOTAL SWITZERLAND                                                      121,138,311        6.9%
                                                                      ------------        ---
UNITED KINGDOM -- (14.3%)
    3i Group P.L.C.                                            48,597      337,073        0.0%
    4imprint Group P.L.C.                                         979       18,856        0.0%
    888 Holdings P.L.C.                                       103,048      325,458        0.0%
    A.G. Barr P.L.C.                                           30,375      248,347        0.0%
    AA P.L.C.                                                  12,601       51,364        0.0%
    Aberdeen Asset Management P.L.C.                          126,356      552,787        0.0%
    Acacia Mining P.L.C.                                      114,821      589,392        0.0%
    Acal P.L.C.                                                 5,153       19,843        0.0%
    Admiral Group P.L.C.                                       25,512      693,381        0.0%
#   Afren P.L.C.                                              449,270          135        0.0%
    Aggreko P.L.C.                                             76,857    1,223,374        0.1%
    Amec Foster Wheeler P.L.C.                                 65,613      475,449        0.0%
    Anglo American P.L.C.                                     210,298    2,352,240        0.1%
    Anglo Pacific Group P.L.C.                                 52,982       58,489        0.0%
    Anglo-Eastern Plantations P.L.C.                               19          140        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Antofagasta P.L.C.                                          114,468 $  810,692        0.1%
    ARM Holdings P.L.C.                                          28,342    389,018        0.0%
    ARM Holdings P.L.C. Sponsored ADR                            15,184    625,429        0.0%
    Arrow Global Group P.L.C.                                    25,861     97,164        0.0%
#   Ashmore Group P.L.C.                                        145,839    655,408        0.0%
    Ashtead Group P.L.C.                                         97,961  1,302,823        0.1%
    Associated British Foods P.L.C.                              11,073    496,742        0.0%
    AstraZeneca P.L.C.                                              956     54,848        0.0%
    AstraZeneca P.L.C. Sponsored ADR                             81,313  2,354,824        0.1%
    AVEVA Group P.L.C.                                           22,171    522,118        0.0%
    Aviva P.L.C.                                                192,036  1,216,641        0.1%
    Avon Rubber P.L.C.                                            3,735     40,507        0.0%
    B&M European Value Retail SA                                 12,331     50,041        0.0%
    Babcock International Group P.L.C.                          103,094  1,430,636        0.1%
    BAE Systems P.L.C.                                          200,216  1,396,839        0.1%
*   Balfour Beatty P.L.C.                                       310,543  1,085,083        0.1%
    Barclays P.L.C.                                             257,747    647,141        0.0%
    Barclays P.L.C. Sponsored ADR                               223,299  2,244,155        0.1%
    Barratt Developments P.L.C.                                 426,314  3,319,876        0.2%
    BBA Aviation P.L.C.                                         373,754  1,094,414        0.1%
    Beazley P.L.C.                                              230,428  1,098,290        0.1%
    Bellway P.L.C.                                               61,661  2,207,910        0.1%
    Berendsen P.L.C.                                             66,575  1,150,262        0.1%
    Berkeley Group Holdings P.L.C.                               51,343  2,249,876        0.1%
    BGEO Group P.L.C.                                            12,645    423,724        0.0%
    BHP Billiton P.L.C.                                           3,376     46,131        0.0%
    BHP Billiton P.L.C. ADR                                      83,946  2,314,391        0.1%
    Bloomsbury Publishing P.L.C.                                  1,815      4,119        0.0%
    Bodycote P.L.C.                                             111,289    971,517        0.1%
    Booker Group P.L.C.                                         341,245    809,204        0.1%
    Bovis Homes Group P.L.C.                                     74,535    951,259        0.1%
    BP P.L.C.                                                   305,632  1,683,843        0.1%
    BP P.L.C. Sponsored ADR                                     289,506  9,721,617        0.6%
    Braemar Shipping Services P.L.C.                              1,625     10,710        0.0%
    Brammer P.L.C.                                               38,592     98,404        0.0%
    Brewin Dolphin Holdings P.L.C.                              142,075    569,458        0.0%
    British Polythene Industries P.L.C.                           9,952    101,855        0.0%
    Britvic P.L.C.                                               84,683    872,432        0.1%
*   BTG P.L.C.                                                   78,457    680,207        0.0%
    Bunzl P.L.C.                                                 25,249    753,632        0.0%
    Burberry Group P.L.C.                                        26,801    466,647        0.0%
    Cable & Wireless Communications P.L.C.                    1,281,055  1,381,180        0.1%
*   Cairn Energy P.L.C.                                         247,330    810,907        0.1%
    Cape P.L.C.                                                  65,540    220,428        0.0%
    Capita P.L.C.                                                34,060    499,045        0.0%
    Capital & Counties Properties P.L.C.                         59,925    310,046        0.0%
    Carclo P.L.C.                                                 6,128     13,306        0.0%
    Card Factory P.L.C.                                          11,025     58,709        0.0%
#   Carillion P.L.C.                                            197,948    851,999        0.1%
    Carnival P.L.C.                                               6,432    320,821        0.0%
    Carnival P.L.C. ADR                                           4,899    247,644        0.0%
    Castings P.L.C.                                               9,986     72,223        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Centamin P.L.C.                                           825,658 $1,460,090        0.1%
    Centaur Media P.L.C.                                        3,412      2,647        0.0%
    Centrica P.L.C.                                           369,046  1,288,791        0.1%
    Chemring Group P.L.C.                                     151,756    317,110        0.0%
    Chesnara P.L.C.                                            49,447    220,527        0.0%
    Cineworld Group P.L.C.                                    100,573    761,582        0.1%
*   Circassia Pharmaceuticals P.L.C.                            7,963     31,374        0.0%
    Clarkson P.L.C.                                             2,968    103,655        0.0%
    Close Brothers Group P.L.C.                                67,202  1,191,809        0.1%
    Cobham P.L.C.                                             420,265    948,204        0.1%
    Coca-Cola HBC AG                                           38,901    797,397        0.1%
    Communisis P.L.C.                                         101,723     63,232        0.0%
    Computacenter P.L.C.                                       35,350    431,214        0.0%
    Connect Group P.L.C.                                       51,329    116,157        0.0%
    Consort Medical P.L.C.                                     17,497    252,851        0.0%
    Costain Group P.L.C.                                       24,243    111,405        0.0%
    Countrywide P.L.C.                                          5,801     30,161        0.0%
    Cranswick P.L.C.                                           20,109    658,352        0.0%
    Crest Nicholson Holdings P.L.C.                            32,990    251,744        0.0%
    Creston P.L.C.                                              3,606      5,531        0.0%
    Croda International P.L.C.                                 21,428    943,958        0.1%
*   CYBG P.L.C.                                                23,972     78,377        0.0%
    Daejan Holdings P.L.C.                                        223     18,312        0.0%
    Daily Mail & General Trust P.L.C.                          92,207    942,108        0.1%
    Dairy Crest Group P.L.C.                                   99,724    823,420        0.1%
    Darty P.L.C.                                               67,500    166,027        0.0%
    DCC P.L.C.                                                 17,872  1,585,159        0.1%
    De La Rue P.L.C.                                           27,797    197,047        0.0%
    Debenhams P.L.C.                                          636,231    730,679        0.0%
    Dechra Pharmaceuticals P.L.C.                              37,315    603,624        0.0%
    Devro P.L.C.                                               92,522    377,386        0.0%
    Diageo P.L.C.                                              19,906    538,181        0.0%
    Diageo P.L.C. Sponsored ADR                                15,627  1,692,873        0.1%
#*  Dialight P.L.C.                                             4,498     37,304        0.0%
    Dignity P.L.C.                                             15,901    568,086        0.0%
    Diploma P.L.C.                                             62,660    670,488        0.0%
    Direct Line Insurance Group P.L.C.                        240,714  1,275,212        0.1%
    Dixons Carphone P.L.C.                                    164,176  1,021,990        0.1%
    Domino's Pizza Group P.L.C.                                55,078    740,505        0.0%
    Drax Group P.L.C.                                         228,054  1,066,566        0.1%
    DS Smith P.L.C.                                           348,902  1,945,928        0.1%
    Dunelm Group P.L.C.                                        30,786    397,532        0.0%
    E2V Technologies P.L.C.                                    30,273     94,176        0.0%
    easyJet P.L.C.                                             21,203    456,994        0.0%
    Electrocomponents P.L.C.                                  293,057  1,106,445        0.1%
    Elementis P.L.C.                                          231,658    731,039        0.0%
*   Energy Assets Group P.L.C.                                  1,327     13,293        0.0%
#*  EnQuest P.L.C.                                            388,180    228,297        0.0%
*   Enterprise Inns P.L.C.                                    321,226    407,430        0.0%
    Essentra P.L.C.                                            68,713    817,190        0.1%
    esure Group P.L.C.                                         45,473    178,586        0.0%
    Euromoney Institutional Investor P.L.C.                     7,506    105,636        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
*   Evraz P.L.C.                                              128,908 $  267,657        0.0%
    Experian P.L.C.                                            52,061    954,006        0.1%
    Fenner P.L.C.                                             120,766    254,136        0.0%
    Ferrexpo P.L.C.                                           120,599     66,253        0.0%
    Fidessa Group P.L.C.                                       14,890    519,105        0.0%
*   Findel P.L.C.                                              17,993     44,714        0.0%
*   Firstgroup P.L.C.                                         616,908    901,690        0.1%
*   Fortune Oil CVR                                           427,324         --        0.0%
    Foxtons Group P.L.C.                                       10,913     23,036        0.0%
    Fresnillo P.L.C.                                              219      3,570        0.0%
    Fuller Smith & Turner P.L.C. Class A                        7,612    115,357        0.0%
    G4S P.L.C.                                                199,201    549,300        0.0%
    Galliford Try P.L.C.                                       48,609    908,689        0.1%
    Gem Diamonds, Ltd.                                         64,607    128,154        0.0%
    Genus P.L.C.                                               17,935    393,698        0.0%
    GKN P.L.C.                                                225,405    919,860        0.1%
    Glencore P.L.C.                                           419,072  1,001,549        0.1%
    Go-Ahead Group P.L.C.                                      16,219    607,427        0.0%
    Grafton Group P.L.C.                                       74,277    751,058        0.0%
    Grainger P.L.C.                                            47,692    155,149        0.0%
    Greencore Group P.L.C.                                    213,825  1,128,395        0.1%
    Greene King P.L.C.                                        136,025  1,627,946        0.1%
    Greggs P.L.C.                                              51,904    785,088        0.1%
    GVC Holdings P.L.C.                                        71,901    569,226        0.0%
    Halfords Group P.L.C.                                     139,324    859,756        0.1%
    Halma P.L.C.                                              134,243  1,751,986        0.1%
    Hargreaves Lansdown P.L.C.                                 31,344    590,127        0.0%
    Hays P.L.C.                                               477,180    895,272        0.1%
    Headlam Group P.L.C.                                       22,865    160,451        0.0%
    Helical Bar P.L.C.                                         61,056    342,641        0.0%
    Henderson Group P.L.C.                                    250,329    937,141        0.1%
    Henry Boot P.L.C.                                             736      2,193        0.0%
    Hikma Pharmaceuticals P.L.C.                               27,436    884,554        0.1%
    Hill & Smith Holdings P.L.C.                               45,850    625,579        0.0%
    Hilton Food Group P.L.C.                                      435      3,581        0.0%
    Hiscox, Ltd.                                              115,241  1,518,966        0.1%
*   Hochschild Mining P.L.C.                                  153,387    350,212        0.0%
    Hogg Robinson Group P.L.C.                                 16,257     16,259        0.0%
    Home Retail Group P.L.C.                                  492,921  1,230,375        0.1%
    HomeServe P.L.C.                                          142,923    866,134        0.1%
    Howden Joinery Group P.L.C.                               218,842  1,583,015        0.1%
    HSBC Holdings P.L.C.                                      150,776    999,174        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        225,279  7,508,549        0.4%
    Hunting P.L.C.                                             65,022    349,486        0.0%
    Huntsworth P.L.C.                                          36,761     23,067        0.0%
    ICAP P.L.C.                                               168,115  1,152,553        0.1%
    IG Group Holdings P.L.C.                                  137,677  1,557,693        0.1%
*   Imagination Technologies Group P.L.C.                     103,892    236,652        0.0%
    IMI P.L.C.                                                 51,417    703,636        0.0%
    Inchcape P.L.C.                                           192,165  1,906,086        0.1%
    Indivior P.L.C.                                            60,146    141,637        0.0%
    Informa P.L.C.                                            131,386  1,258,733        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.                                              82,293 $1,119,684        0.1%
    InterContinental Hotels Group P.L.C.                         10,413    416,142        0.0%
    InterContinental Hotels Group P.L.C. ADR                      6,335    254,290        0.0%
    Intermediate Capital Group P.L.C.                            22,369    201,092        0.0%
    International Consolidated Airlines Group SA                 96,420    741,305        0.0%
*   International Ferro Metals, Ltd.                             82,212        408        0.0%
    Interserve P.L.C.                                            73,903    461,804        0.0%
    Intertek Group P.L.C.                                        23,108  1,102,382        0.1%
    Investec P.L.C.                                             135,621  1,038,587        0.1%
*   IP Group P.L.C.                                              42,083    105,788        0.0%
    ITE Group P.L.C.                                            106,663    241,618        0.0%
    ITV P.L.C.                                                  234,522    773,046        0.1%
    J D Wetherspoon P.L.C.                                       46,471    450,352        0.0%
    J Sainsbury P.L.C.                                          683,557  2,892,001        0.2%
    James Fisher & Sons P.L.C.                                   21,193    438,065        0.0%
    Jardine Lloyd Thompson Group P.L.C.                          39,044    494,389        0.0%
    JD Sports Fashion P.L.C.                                     28,824    526,692        0.0%
    John Laing Group P.L.C.                                       8,557     26,561        0.0%
    John Menzies P.L.C.                                          28,960    210,607        0.0%
    John Wood Group P.L.C.                                      129,119  1,181,190        0.1%
    Johnson Matthey P.L.C.                                       22,833    965,034        0.1%
*   Johnston Press P.L.C.                                         1,448        868        0.0%
    JRP Group P.L.C.                                              4,668      9,390        0.0%
    Jupiter Fund Management P.L.C.                              127,043    783,202        0.1%
*   KAZ Minerals P.L.C.                                         217,989    546,512        0.0%
    KCOM Group P.L.C.                                           192,713    291,355        0.0%
    Keller Group P.L.C.                                          38,010    490,609        0.0%
    Kier Group P.L.C.                                            59,391  1,034,057        0.1%
    Kingfisher P.L.C.                                           143,787    766,058        0.1%
    Ladbrokes P.L.C.                                            384,837    660,264        0.0%
    Laird P.L.C.                                                153,823    783,081        0.1%
*   Lamprell P.L.C.                                             166,629    211,385        0.0%
    Lancashire Holdings, Ltd.                                    79,018    635,133        0.0%
    Laura Ashley Holdings P.L.C.                                 45,699     16,350        0.0%
    Lavendon Group P.L.C.                                        44,597     90,408        0.0%
    Legal & General Group P.L.C.                                457,957  1,496,555        0.1%
*   Liberty Global P.L.C. Class A                                 2,331     87,942        0.0%
*   Liberty Global P.L.C. Series C                                5,750    210,468        0.0%
*   Liberty Global P.L.C. LiLAC Class A                             117      4,374        0.0%
*   Liberty Global P.L.C. LiLAC Class C                             288     11,676        0.0%
    Lloyds Banking Group P.L.C.                               2,142,481  2,102,868        0.1%
    Lloyds Banking Group P.L.C. ADR                             139,093    554,981        0.0%
    London Stock Exchange Group P.L.C.                           15,430    612,915        0.0%
    Lookers P.L.C.                                              166,283    338,890        0.0%
    Low & Bonar P.L.C.                                           33,427     30,268        0.0%
    LSL Property Services P.L.C.                                 11,670     50,281        0.0%
    Man Group P.L.C.                                            824,409  1,783,180        0.1%
    Management Consulting Group P.L.C.                           29,849      7,082        0.0%
    Marks & Spencer Group P.L.C.                                163,936  1,016,901        0.1%
    Marshalls P.L.C.                                             56,963    267,218        0.0%
    Marston's P.L.C.                                            327,771    688,589        0.0%
    McBride P.L.C.                                               45,137    102,450        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Mears Group P.L.C.                                         33,326 $  193,794        0.0%
    Meggitt P.L.C.                                            205,430  1,235,118        0.1%
    Melrose Industries P.L.C.                                 107,108    585,231        0.0%
    Merlin Entertainments P.L.C.                               83,077    524,773        0.0%
    Michael Page International P.L.C.                          89,686    533,842        0.0%
    Micro Focus International P.L.C.                           32,220    720,679        0.0%
    Millennium & Copthorne Hotels P.L.C.                       81,635    549,547        0.0%
    Mitchells & Butlers P.L.C.                                105,841    415,635        0.0%
    Mitie Group P.L.C.                                        208,584    828,350        0.1%
    MJ Gleeson P.L.C.                                             400      3,279        0.0%
    Mondi P.L.C.                                               43,037    824,354        0.1%
    Moneysupermarket.com Group P.L.C.                         167,136    767,759        0.1%
    Morgan Advanced Materials P.L.C.                          141,589    488,829        0.0%
    Morgan Sindall Group P.L.C.                                20,115    236,048        0.0%
*   Mothercare P.L.C.                                          34,783     62,005        0.0%
    N Brown Group P.L.C.                                       75,881    297,462        0.0%
    National Express Group P.L.C.                             206,161    979,058        0.1%
    NCC Group P.L.C.                                           54,096    206,525        0.0%
    Next P.L.C.                                                 6,961    518,080        0.0%
    Northgate P.L.C.                                           77,105    455,046        0.0%
    Novae Group P.L.C.                                         22,275    260,817        0.0%
#*  Ocado Group P.L.C.                                         54,464    235,684        0.0%
    Old Mutual P.L.C.                                         454,998  1,237,030        0.1%
    OneSavings Bank P.L.C.                                     23,015     96,446        0.0%
*   Ophir Energy P.L.C.                                       277,822    307,086        0.0%
    Oxford Instruments P.L.C.                                  18,136    174,918        0.0%
    Paragon Group of Cos. P.L.C. (The)                         49,379    214,715        0.0%
    PayPoint P.L.C.                                            13,827    170,389        0.0%
    Pearson P.L.C.                                             15,716    185,189        0.0%
    Pearson P.L.C. Sponsored ADR                               41,865    491,495        0.0%
    Pendragon P.L.C.                                          235,928    117,313        0.0%
    Pennon Group P.L.C.                                        67,150    797,998        0.1%
    Persimmon P.L.C.                                           63,695  1,852,638        0.1%
    Petra Diamonds, Ltd.                                      215,274    371,938        0.0%
    Petrofac, Ltd.                                             84,960  1,052,611        0.1%
*   Petropavlovsk P.L.C.                                      228,402     27,739        0.0%
    Pets at Home Group P.L.C.                                  45,151    160,197        0.0%
    Phoenix Group Holdings                                    108,903  1,370,294        0.1%
    Photo-Me International P.L.C.                              73,476    179,069        0.0%
    Playtech P.L.C.                                            67,189    791,243        0.1%
    Polypipe Group P.L.C.                                      13,243     56,779        0.0%
    Poundland Group P.L.C.                                     34,353     86,451        0.0%
    Premier Farnell P.L.C.                                    154,321    273,876        0.0%
*   Premier Foods P.L.C.                                      444,224    253,700        0.0%
*   Premier Oil P.L.C.                                        221,499    239,671        0.0%
    Provident Financial P.L.C.                                  7,663    326,835        0.0%
    Prudential P.L.C.                                          55,436  1,094,281        0.1%
    Prudential P.L.C. ADR                                       2,030     80,165        0.0%
*   Punch Taverns P.L.C.                                        6,980     11,525        0.0%
    PZ Cussons P.L.C.                                          46,037    216,965        0.0%
    QinetiQ Group P.L.C.                                      293,228    960,346        0.1%
    Randgold Resources, Ltd.                                   14,491  1,447,481        0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Rank Group P.L.C.                                            47,899 $  168,745        0.0%
    Rathbone Brothers P.L.C.                                      1,905     56,654        0.0%
*   Raven Russia, Ltd.                                           26,852     12,768        0.0%
    REA Holdings P.L.C.                                           1,822      8,237        0.0%
    Reckitt Benckiser Group P.L.C.                                6,876    669,853        0.0%
    Redrow P.L.C.                                               115,167    644,960        0.0%
    Regus P.L.C.                                                229,606    982,418        0.1%
    RELX P.L.C.                                                  40,625    719,722        0.0%
    RELX P.L.C. Sponsored ADR                                    34,053    612,273        0.0%
    Renishaw P.L.C.                                              12,134    336,126        0.0%
*   Renold P.L.C.                                                12,120      7,437        0.0%
    Rentokil Initial P.L.C.                                     549,881  1,417,026        0.1%
    Restaurant Group P.L.C. (The)                               110,647    445,236        0.0%
    Rexam P.L.C.                                                170,712  1,561,279        0.1%
    Ricardo P.L.C.                                               20,450    242,669        0.0%
    Rightmove P.L.C.                                             27,272  1,541,283        0.1%
    Rio Tinto P.L.C.                                              5,471    183,532        0.0%
    Rio Tinto P.L.C. Sponsored ADR                               62,149  2,091,935        0.1%
    RM P.L.C.                                                     8,611     17,204        0.0%
    Robert Walters P.L.C.                                        19,328     94,046        0.0%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      8,421,949     12,306        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                        118,619  1,163,681        0.1%
    Rotork P.L.C.                                               231,380    632,994        0.0%
*   Royal Bank of Scotland Group P.L.C.                         179,218    602,952        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            20,418    138,230        0.0%
    Royal Dutch Shell P.L.C. Class A                             59,451  1,557,222        0.1%
    Royal Dutch Shell P.L.C. Class B                              6,539    171,681        0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A             142,317  7,527,151        0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B             113,939  6,078,646        0.4%
    Royal Mail P.L.C.                                           181,679  1,294,020        0.1%
    RPC Group P.L.C.                                            125,708  1,341,470        0.1%
    RPS Group P.L.C.                                             97,021    247,269        0.0%
    RSA Insurance Group P.L.C.                                  281,468  1,890,698        0.1%
    SABMiller P.L.C.                                             14,306    876,186        0.1%
    Saga P.L.C.                                                  19,682     60,318        0.0%
    Sage Group P.L.C. (The)                                     118,808  1,029,101        0.1%
    Savills P.L.C.                                               76,498    829,728        0.1%
    Schroders P.L.C.(0239581)                                     4,732    135,241        0.0%
    Schroders P.L.C.(0240549)                                     7,255    267,073        0.0%
    SDL P.L.C.                                                   26,218    155,346        0.0%
    Senior P.L.C.                                               169,070    539,298        0.0%
    Sepura P.L.C.                                                 6,972      7,239        0.0%
*   Serco Group P.L.C.                                           31,940     44,933        0.0%
    Severfield P.L.C.                                            65,902     50,272        0.0%
    Severn Trent P.L.C.                                          17,651    575,429        0.0%
    Shanks Group P.L.C.                                         242,828    284,654        0.0%
    Shire P.L.C.                                                  8,763    546,829        0.0%
    Shire P.L.C. ADR                                              3,402    637,603        0.0%
    SIG P.L.C.                                                  287,356    569,783        0.0%
    Sky P.L.C.                                                   61,716    848,350        0.1%
*   Skyepharma P.L.C.                                            17,329    118,733        0.0%
    Smith & Nephew P.L.C.                                        40,935    693,205        0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Smith & Nephew P.L.C. Sponsored ADR                        23,126 $  793,916        0.1%
    Smiths Group P.L.C.                                        55,681    903,612        0.1%
    Soco International P.L.C.                                 104,461    226,212        0.0%
    Spectris P.L.C.                                            44,338  1,182,911        0.1%
    Speedy Hire P.L.C.                                        241,247    129,683        0.0%
    Spirax-Sarco Engineering P.L.C.                            21,792  1,088,797        0.1%
    Spire Healthcare Group P.L.C.                              14,129     67,752        0.0%
    Spirent Communications P.L.C.                             122,722    140,775        0.0%
*   Sportech P.L.C.                                             2,757      2,617        0.0%
*   Sports Direct International P.L.C.                         38,696    218,296        0.0%
    SSE P.L.C.                                                 76,767  1,696,056        0.1%
    SSP Group P.L.C.                                           22,328     93,917        0.0%
    St. Ives P.L.C.                                            23,231     38,118        0.0%
    St. James's Place P.L.C.                                   60,565    768,793        0.1%
    St. Modwen Properties P.L.C.                               94,197    421,470        0.0%
    Stagecoach Group P.L.C.                                   147,789    556,482        0.0%
    Standard Chartered P.L.C.                                 154,840  1,251,511        0.1%
    Standard Life P.L.C.                                      116,297    555,349        0.0%
    Sthree P.L.C.                                              12,874     64,004        0.0%
    Stobart Group, Ltd.                                        54,541     82,190        0.0%
    SuperGroup P.L.C.                                          21,861    389,748        0.0%
    Synthomer P.L.C.                                          156,302    796,206        0.1%
#   TalkTalk Telecom Group P.L.C.                             176,147    689,627        0.0%
    Tate & Lyle P.L.C.                                        200,729  1,728,183        0.1%
    Taylor Wimpey P.L.C.                                      790,495  2,132,405        0.1%
    Ted Baker P.L.C.                                           10,883    379,213        0.0%
#   Telecom Plus P.L.C.                                        24,866    338,721        0.0%
#*  Tesco P.L.C.                                              449,902  1,131,071        0.1%
*   Thomas Cook Group P.L.C.                                  386,976    500,349        0.0%
    Topps Tiles P.L.C.                                         57,768    114,772        0.0%
    Travis Perkins P.L.C.                                      56,837  1,537,723        0.1%
    Tribal Group P.L.C.                                         1,288        846        0.0%
    Trifast P.L.C.                                             26,856     53,285        0.0%
    Trinity Mirror P.L.C.                                     258,790    427,624        0.0%
    TT Electronics P.L.C.                                      69,537    157,593        0.0%
    TUI AG(5666292)                                            86,705  1,259,371        0.1%
    TUI AG(B11LJN4)                                            44,549    646,635        0.0%
    Tullett Prebon P.L.C.                                     133,721    662,939        0.0%
*   Tullow Oil P.L.C.                                         283,860  1,166,453        0.1%
    U & I Group P.L.C.                                         50,916    148,047        0.0%
    UBM P.L.C.                                                125,345  1,044,334        0.1%
    UDG Healthcare P.L.C.                                     104,413    935,106        0.1%
    Ultra Electronics Holdings P.L.C.                          38,890  1,004,269        0.1%
    UNITE Group P.L.C. (The)                                   59,964    554,489        0.0%
    United Utilities Group P.L.C.                              36,035    495,521        0.0%
*   Vectura Group P.L.C.                                      173,641    436,434        0.0%
#   Vedanta Resources P.L.C.                                   58,676    362,074        0.0%
    Vesuvius P.L.C.                                           117,128    552,219        0.0%
    Victrex P.L.C.                                             29,968    614,449        0.0%
    Virgin Money Holdings UK P.L.C.                             1,923     10,281        0.0%
    Vitec Group P.L.C. (The)                                    5,880     46,953        0.0%
    Vodafone Group P.L.C.                                     935,888  3,015,279        0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
UNITED KINGDOM -- (Continued)
    Vodafone Group P.L.C. Sponsored ADR                         142,624 $    4,669,516        0.3%
*   Volex P.L.C.                                                  2,165          1,035        0.0%
#   Weir Group P.L.C. (The)                                      53,958        947,807        0.1%
    WH Smith P.L.C.                                              39,970        979,186        0.1%
    Whitbread P.L.C.                                             15,605        884,521        0.1%
    William Hill P.L.C.                                         369,163      1,690,145        0.1%
*   Wincanton P.L.C.                                             20,201         49,482        0.0%
    Wireless Group P.L.C.                                        19,507         51,550        0.0%
*   Wizz Air Holdings P.L.C.                                      3,470         95,566        0.0%
#   WM Morrison Supermarkets P.L.C.                           1,327,157      3,713,504        0.2%
    Wolseley P.L.C.                                              14,580        816,656        0.1%
    WPP P.L.C.                                                    6,645        155,244        0.0%
    WPP P.L.C. Sponsored ADR                                     10,444      1,223,515        0.1%
    WS Atkins P.L.C.                                             36,539        712,995        0.0%
    Xaar P.L.C.                                                  27,006        191,283        0.0%
*   Xchanging P.L.C.                                            109,177        301,689        0.0%
    XP Power, Ltd.                                                2,558         62,775        0.0%
    Zoopla Property Group P.L.C.                                  9,550         41,189        0.0%
                                                                        --------------       ----
TOTAL UNITED KINGDOM                                                       277,324,802       15.7%
                                                                        --------------       ----
TOTAL COMMON STOCKS                                                      1,740,861,227       98.8%
                                                                        --------------       ----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                   5,557        442,444        0.0%
#   Biotest AG                                                    2,127         38,645        0.0%
#   Draegerwerk AG & Co. KGaA                                     2,007        133,363        0.0%
    Fuchs Petrolub SE                                            11,753        503,272        0.0%
    Henkel AG & Co. KGaA                                          2,922        333,748        0.0%
    Jungheinrich AG                                               6,045        570,320        0.1%
    Porsche Automobil Holding SE                                 12,760        712,815        0.1%
    Sartorius AG                                                  1,498        370,189        0.0%
    Sixt SE                                                       9,450        413,922        0.0%
    STO SE & Co. KGaA                                               655         80,894        0.0%
    Villeroy & Boch AG                                            2,705         42,054        0.0%
    Volkswagen AG                                                19,018      2,758,810        0.2%
                                                                        --------------       ----
TOTAL GERMANY                                                                6,400,476        0.4%
                                                                        --------------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                     541,644            791        0.0%
                                                                        --------------       ----
TOTAL PREFERRED STOCKS                                                       6,401,267        0.4%
                                                                        --------------       ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Alkane Resources, Ltd. Rights 5/23/16                         1,384              5        0.0%
*   Centrebet International, Ltd. Claim Units Rights              6,648             --        0.0%
*   Centrebet International, Ltd. Litigation Rights               6,648             --        0.0%
                                                                        --------------       ----
TOTAL AUSTRALIA                                                                      5        0.0%
                                                                        --------------       ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES      VALUE++      ASSETS**
                                                                ---------- -------------- ----------
AUSTRIA -- (0.0%)
*     Intercell AG Rights                                            1,270 $           --        0.0%
                                                                           --------------      -----
GERMANY -- (0.0%)
#*    Manz AG Rights 5/19/16                                         1,017          1,106        0.0%
                                                                           --------------      -----
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 4/24/17                       606            110        0.0%
*     China Billion Resources, Ltd. Rights 5/16/16                 198,000             --        0.0%
*     Glorious Sun Enterprises, Ltd. Rights 5/9/16                  61,000            708        0.0%
*     International Standard Resources Holdings, Ltd. Warrants
        11/30/16                                                   361,000          2,606        0.0%
                                                                           --------------      -----
TOTAL HONG KONG                                                                     3,424        0.0%
                                                                           --------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                    19,902             --        0.0%
                                                                           --------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                        210,176         25,005        0.0%
                                                                           --------------      -----
SWEDEN -- (0.0%)
*     Hemfosa Fastigheter AB Rights 5/10/16                         12,317          4,448        0.0%
                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS                                                              33,988        0.0%
                                                                           --------------      -----
TOTAL INVESTMENT SECURITIES                                                 1,747,296,482
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund                            16,695,254    193,164,090       11.0%
                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,869,019,904)                        $1,940,460,572      110.2%
                                                                           ==============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Australia                   $  2,616,470   $  113,804,300   --    $  116,420,770
   Austria                               --       11,208,001   --        11,208,001
   Belgium                        1,559,858       34,205,146   --        35,765,004
   Canada                       152,856,522           35,504   --       152,892,026
   China                                 --          360,059   --           360,059
   Denmark                              716       34,357,014   --        34,357,730
   Finland                               --       37,021,136   --        37,021,136
   France                           478,208      113,879,384   --       114,357,592
   Germany                        3,107,345      103,892,961   --       107,000,306
   Hong Kong                        346,043       52,025,122   --        52,371,165
   Ireland                        2,005,795        8,483,939   --        10,489,734
   Israel                         2,542,040       10,564,731   --        13,106,771
   Italy                            571,572       50,884,537   --        51,456,109
   Japan                          8,545,691      397,733,061   --       406,278,752
   Netherlands                    4,903,846       47,066,969   --        51,970,815
   New Zealand                        6,329        9,514,114   --         9,520,443
   Norway                           716,257       15,442,480   --        16,158,737
   Portugal                              --        5,648,473   --         5,648,473
   Singapore                          4,343       21,752,142   --        21,756,485
   Spain                          2,556,694       39,778,784   --        42,335,478
   Sweden                           273,054       51,649,474   --        51,922,528
   Switzerland                   10,062,622      111,075,689   --       121,138,311
   United Kingdom                52,256,035      225,068,767   --       277,324,802
Preferred Stocks
   Germany                               --        6,400,476   --         6,400,476
   United Kingdom                        --              791   --               791
Rights/Warrants
   Australia                             --                5   --                 5
   Austria                               --               --   --                --
   Germany                               --            1,106   --             1,106
   Hong Kong                             --            3,424   --             3,424
   Norway                                --               --   --                --
   Singapore                             --           25,005   --            25,005
   Sweden                                --            4,448   --             4,448
Securities Lending Collateral            --      193,164,090   --       193,164,090
                               ------------   --------------   --    --------------
TOTAL                          $245,409,440   $1,695,051,132   --    $1,940,460,572
                               ============   ==============   ==    ==============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
COMMON STOCKS -- (97.3%)

AUSTRALIA -- (5.5%)
    ALS, Ltd.                                                  54,035 $190,681        0.1%
    Alumina, Ltd.                                             223,657  252,556        0.1%
    Ansell, Ltd.                                               18,921  285,579        0.1%
*   APN News & Media, Ltd.                                    151,164   70,619        0.0%
#*  Arrium, Ltd.                                              378,352    6,329        0.0%
*   ASG Group, Ltd.                                            21,948   18,330        0.0%
    Austal, Ltd.                                               28,355   33,400        0.0%
*   Australian Agricultural Co., Ltd.                          65,148   70,805        0.0%
    Australian Pharmaceutical Industries, Ltd.                 47,698   70,853        0.0%
    Automotive Holdings Group, Ltd.                            28,329   84,082        0.0%
*   AWE, Ltd.                                                  99,671   52,006        0.0%
    Bank of Queensland, Ltd.                                   48,266  410,431        0.2%
    Beach Energy, Ltd.                                        236,577  131,384        0.1%
    Bendigo & Adelaide Bank, Ltd.                              57,637  405,751        0.2%
*   Billabong International, Ltd.                              13,437   13,878        0.0%
    BlueScope Steel, Ltd.                                      88,385  431,526        0.2%
    Boral, Ltd.                                                95,039  462,568        0.2%
*   Bradken, Ltd.                                              18,462   12,696        0.0%
    Brickworks, Ltd.                                            5,390   62,604        0.0%
*   Broadspectrum, Ltd.                                        83,155   92,814        0.1%
    Cabcharge Australia, Ltd.                                   7,103   17,299        0.0%
    Cardno, Ltd.                                                9,125    7,668        0.0%
    Cash Converters International, Ltd.                        33,510   12,451        0.0%
    Cedar Woods Properties, Ltd.                                6,602   21,344        0.0%
    Challenger, Ltd.                                           73,657  498,245        0.2%
    Cleanaway Waste Management, Ltd.                          276,072  164,860        0.1%
    CSG, Ltd.                                                  31,583   33,430        0.0%
    CSR, Ltd.                                                  61,506  158,805        0.1%
    Decmil Group, Ltd.                                         14,342    8,322        0.0%
*   Dick Smith Holdings, Ltd.                                  12,563       --        0.0%
*   Donaco International, Ltd.                                 33,958   11,582        0.0%
    Downer EDI, Ltd.                                           78,673  220,876        0.1%
#*  Energy World Corp., Ltd.                                   74,723   10,736        0.0%
    EQT Holdings, Ltd.                                          1,803   20,782        0.0%
    Event Hospitality and Entertainment, Ltd.                   6,455   73,524        0.0%
    Evolution Mining, Ltd.                                    133,691  201,964        0.1%
    Fairfax Media, Ltd.                                       323,438  194,405        0.1%
*   Fleetwood Corp., Ltd.                                      13,313   17,099        0.0%
    Fortescue Metals Group, Ltd.                              181,610  466,737        0.2%
    GrainCorp, Ltd. Class A                                    25,710  159,368        0.1%
    Greencross, Ltd.                                            8,428   45,356        0.0%
    GUD Holdings, Ltd.                                          9,363   60,462        0.0%
    GWA Group, Ltd.                                            30,347   53,023        0.0%
    Harvey Norman Holdings, Ltd.                               37,127  125,732        0.1%
    Healthscope, Ltd.                                         115,424  237,715        0.1%
    HFA Holdings, Ltd.                                         21,454   37,223        0.0%
    Iluka Resources, Ltd.                                      26,490  128,567        0.1%
#   IMF Bentham, Ltd.                                          13,415   13,634        0.0%
    Incitec Pivot, Ltd.                                       229,347  557,343        0.2%
    Independence Group NL                                      10,289   23,774        0.0%
    IOOF Holdings, Ltd.                                        32,932  222,715        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
AUSTRALIA -- (Continued)
    iSelect, Ltd.                                              25,043 $ 21,745        0.0%
*   Kingsgate Consolidated, Ltd.                               27,223    9,465        0.0%
    MACA, Ltd.                                                 17,137   14,373        0.0%
*   Macmahon Holdings, Ltd.                                   171,639   13,665        0.0%
*   Medusa Mining, Ltd.                                        16,023    9,165        0.0%
    Melbourne IT, Ltd.                                         11,049   16,348        0.0%
    Metals X, Ltd.                                             20,566   16,084        0.0%
*   Metcash, Ltd.                                             119,216  158,713        0.1%
    Mineral Resources, Ltd.                                    21,427  119,955        0.1%
    MMA Offshore, Ltd.                                         42,130   15,019        0.0%
    Monadelphous Group, Ltd.                                   11,785   67,862        0.0%
    Myer Holdings, Ltd.                                        85,300   66,771        0.0%
    MyState, Ltd.                                               7,129   21,804        0.0%
    New Hope Corp., Ltd.                                       15,107   16,498        0.0%
    Nine Entertainment Co. Holdings, Ltd.                      17,429   14,899        0.0%
    Nufarm, Ltd.                                               26,917  142,955        0.1%
    Orica, Ltd.                                                46,842  541,239        0.2%
    Orora, Ltd.                                               110,588  220,432        0.1%
    OZ Minerals, Ltd.                                          53,914  239,358        0.1%
    Pacific Brands, Ltd.                                      108,799   94,026        0.1%
    Pacific Current Group, Ltd.                                 2,637    8,916        0.0%
#*  Paladin Energy, Ltd.                                      233,089   46,617        0.0%
    Peet, Ltd.                                                 31,208   22,413        0.0%
*   Perseus Mining, Ltd.                                       53,104   23,370        0.0%
    PMP, Ltd.                                                  46,886   19,780        0.0%
    Premier Investments, Ltd.                                  11,030  132,555        0.1%
    Primary Health Care, Ltd.                                  92,054  241,691        0.1%
    Prime Media Group, Ltd.                                    41,520    9,426        0.0%
    Programmed Maintenance Services, Ltd.                      10,920   12,120        0.0%
    Qube Holdings, Ltd.                                        98,011  184,683        0.1%
    RCR Tomlinson, Ltd.                                         7,448    7,414        0.0%
    Reject Shop, Ltd. (The)                                     2,597   24,456        0.0%
*   Resolute Mining, Ltd.                                      75,817   56,988        0.0%
    Retail Food Group, Ltd.                                    15,474   64,432        0.0%
    Ridley Corp., Ltd.                                         58,051   58,585        0.0%
    SAI Global, Ltd.                                           17,351   47,939        0.0%
    Santos, Ltd.                                              204,830  737,899        0.3%
*   Saracen Mineral Holdings, Ltd.                             90,585   73,705        0.0%
    Select Harvests, Ltd.                                       4,294   16,349        0.0%
*   Senex Energy, Ltd.                                        136,162   28,654        0.0%
    Service Stream, Ltd.                                       31,021   18,776        0.0%
    Seven Group Holdings, Ltd.                                 19,812   87,581        0.0%
    Seven West Media, Ltd.                                    174,143  139,321        0.1%
    Sigma Pharmaceuticals, Ltd.                               103,482   86,105        0.0%
*   Silver Lake Resources, Ltd.                                41,304   11,739        0.0%
    Sims Metal Management, Ltd.                                19,734  141,125        0.1%
    SMS Management & Technology, Ltd.                          10,490   15,028        0.0%
*   South32, Ltd.                                             396,948  496,438        0.2%
    Southern Cross Media Group, Ltd.                           91,893   75,054        0.0%
    Spotless Group Holdings, Ltd.                              94,732   92,846        0.1%
    Star Entertainment Grp, Ltd. (The)                         99,405  424,457        0.2%
    Steadfast Group, Ltd.                                      72,133  102,565        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRALIA -- (Continued)
    STW Communications Group, Ltd.                             45,871 $    37,167        0.0%
    Sunland Group, Ltd.                                        37,093      42,881        0.0%
    Tassal Group, Ltd.                                         20,802      61,459        0.0%
*   Ten Network Holdings, Ltd.                                 17,391      12,503        0.0%
    TFS Corp., Ltd.                                            22,724      26,898        0.0%
    Thorn Group, Ltd.                                          17,075      18,048        0.0%
    Tox Free Solutions, Ltd.                                   17,164      37,697        0.0%
    Treasury Wine Estates, Ltd.                                78,127     550,112        0.2%
*   Troy Resources, Ltd.                                       30,820      15,054        0.0%
*   UGL, Ltd.                                                  16,096      38,515        0.0%
    Villa World, Ltd.                                          19,089      30,878        0.0%
    Village Roadshow, Ltd.                                     14,192      56,481        0.0%
*   Virgin Australia Holdings, Ltd.                           192,840      51,175        0.0%
    Vocus Communications, Ltd.                                 35,463     231,612        0.1%
    Watpac, Ltd.                                               13,941       8,635        0.0%
    Webster, Ltd.                                              12,558      10,289        0.0%
    Western Areas, Ltd.                                        16,018      30,198        0.0%
*   Whitehaven Coal, Ltd.                                      35,883      20,834        0.0%
    WorleyParsons, Ltd.                                        28,275     148,591        0.1%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        13,722,363        5.5%
                                                                      -----------        ---
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG                                        551      53,767        0.0%
    Austria Technologie & Systemtechnik AG                      3,898      53,989        0.0%
    Oberbank AG                                                   309      19,774        0.0%
    OMV AG                                                     23,148     696,524        0.3%
*   Raiffeisen Bank International AG                           10,826     173,295        0.1%
    Strabag SE                                                  2,179      68,498        0.0%
    UNIQA Insurance Group AG                                   10,473      75,714        0.0%
    Voestalpine AG                                             10,404     375,427        0.2%
    Wienerberger AG                                            21,092     416,602        0.2%
                                                                      -----------        ---
TOTAL AUSTRIA                                                           1,933,590        0.8%
                                                                      -----------        ---
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                                   1,016     132,442        0.1%
    Ageas                                                      28,003   1,100,427        0.4%
    Banque Nationale de Belgique                                   33     113,334        0.0%
    Bekaert SA                                                  4,561     200,863        0.1%
    Cie d'Entreprises CFE                                         303      30,116        0.0%
    Cie Immobiliere de Belgique SA                                540      28,487        0.0%
    D'ieteren SA                                                3,006     133,341        0.1%
    Deceuninck NV                                               9,678      24,857        0.0%
    Euronav NV                                                 11,262     124,041        0.1%
    Exmar NV                                                    2,083      17,899        0.0%
*   Mobistar SA                                                   747      16,349        0.0%
*   Nyrstar NV                                                132,279     104,701        0.0%
    RealDolmen                                                    138       2,814        0.0%
    Recticel SA                                                 6,513      42,514        0.0%
*   Roularta Media Group NV                                       516      14,666        0.0%
    Sioen Industries NV                                           524      10,802        0.0%
    Sipef SA                                                      539      30,693        0.0%
    Solvay SA                                                   6,658     674,526        0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BELGIUM -- (Continued)
    Umicore SA                                                    748 $   37,340        0.0%
                                                                      ----------        ---
TOTAL BELGIUM                                                          2,840,212        1.1%
                                                                      ----------        ---
BRAZIL -- (1.1%)
    Aliansce Shopping Centers SA                                6,800     30,429        0.0%
*   B2W Cia Digital                                            12,581     50,115        0.0%
    Cia Siderurgica Nacional SA                                67,900    259,419        0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    36,200    108,097        0.1%
    Direcional Engenharia SA                                    7,600     13,590        0.0%
    Duratex SA                                                 59,618    135,730        0.1%
    Embraer SA ADR                                              7,847    181,266        0.1%
    Estacio Participacoes SA                                   37,900    130,806        0.1%
    Even Construtora e Incorporadora SA                        28,100     29,904        0.0%
    Ez Tec Empreendimentos e Participacoes SA                   8,000     38,846        0.0%
    Fleury SA                                                  11,600     84,253        0.0%
    Gafisa SA                                                  73,100     49,311        0.0%
    Gerdau SA                                                  14,800     24,356        0.0%
    Guararapes Confeccoes SA                                    1,400     23,606        0.0%
    Iguatemi Empresa de Shopping Centers SA                    11,300     87,726        0.0%
*   International Meal Co. Alimentacao SA                       2,800      3,419        0.0%
    Iochpe Maxion SA                                            7,100     30,037        0.0%
    JSL SA                                                      6,200     16,621        0.0%
    Kroton Educacional SA                                     178,300    663,587        0.3%
*   Magnesita Refratarios SA                                    3,440     14,003        0.0%
    MRV Engenharia e Participacoes SA                          49,700    173,699        0.1%
    Porto Seguro SA                                            17,500    140,946        0.1%
    QGEP Participacoes SA                                      14,500     17,201        0.0%
    Qualicorp SA                                               23,200    100,510        0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                 5,800      7,100        0.0%
    Santos Brasil Participacoes SA                              4,200     15,814        0.0%
    SLC Agricola SA                                            10,400     46,931        0.0%
    Sul America SA                                             34,419    167,629        0.1%
                                                                      ----------        ---
TOTAL BRAZIL                                                           2,644,951        1.1%
                                                                      ----------        ---
CANADA -- (6.6%)
*   5N Plus, Inc.                                              11,986     19,392        0.0%
    Acadian Timber Corp.                                          800     11,317        0.0%
*   Advantage Oil & Gas, Ltd.                                  36,000    206,296        0.1%
    Aecon Group, Inc.                                          11,100    148,006        0.1%
    AGF Management, Ltd. Class B                               13,600     56,364        0.0%
*   Alacer Gold Corp.                                          28,700     77,772        0.0%
    Alamos Gold, Inc. Class A                                  30,200    217,829        0.1%
    Alaris Royalty Corp.                                        5,200    124,374        0.1%
    Algoma Central Corp.                                        1,800     17,789        0.0%
    Algonquin Power & Utilities Corp.                           8,532     74,528        0.0%
*   Amaya, Inc.                                                 8,457    116,115        0.1%
    Andrew Peller, Ltd. Class A                                   800     18,070        0.0%
*   Argonaut Gold, Inc.                                        14,900     34,914        0.0%
*   Athabasca Oil Corp.                                        48,992     52,323        0.0%
*   ATS Automation Tooling Systems, Inc.                        5,900     54,594        0.0%
    AutoCanada, Inc.                                            1,300     21,271        0.0%
*   B2Gold Corp.                                              133,000    295,744        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
CANADA -- (Continued)
    Baytex Energy Corp.                                         9,969 $ 51,009        0.0%
*   Bellatrix Exploration, Ltd.                                22,400   24,994        0.0%
*   Birchcliff Energy, Ltd.                                    14,500   60,325        0.0%
    Black Diamond Group, Ltd.                                   3,000   10,473        0.0%
*   BlackBerry, Ltd.                                           42,210  298,003        0.1%
#*  BlackPearl Resources, Inc.                                 43,500   33,283        0.0%
    Bonavista Energy Corp.                                     11,752   29,598        0.0%
    Bonterra Energy Corp.                                       3,200   69,014        0.0%
    Canaccord Genuity Group, Inc.                              16,400   54,636        0.0%
*   Canacol Energy, Ltd.                                       16,200   52,033        0.0%
    Canadian Energy Services & Technology Corp.                12,873   39,295        0.0%
    Canadian Western Bank                                      10,090  222,596        0.1%
    Canam Group, Inc.                                           6,900   72,756        0.0%
*   Canfor Corp.                                                1,200   13,122        0.0%
    CanWel Building Materials Group, Ltd.                       3,100   12,452        0.0%
    Canyon Services Group, Inc.                                 8,200   31,893        0.0%
    Capstone Infrastructure Corp.                              16,700   65,086        0.0%
*   Capstone Mining Corp.                                      58,500   36,834        0.0%
    Cascades, Inc.                                             17,400  123,147        0.1%
*   Celestica, Inc.(15101Q108)                                 13,739  147,419        0.1%
*   Celestica, Inc.(2263362)                                    2,300   24,655        0.0%
    Centerra Gold, Inc.                                        21,761  120,365        0.1%
*   Cequence Energy, Ltd.                                      27,500    6,356        0.0%
    Cervus Equipment Corp.                                      1,000    9,333        0.0%
    Chesswood Group, Ltd.                                       1,300   10,869        0.0%
*   China Gold International Resources Corp., Ltd.             35,100   71,056        0.0%
*   Claude Resources, Inc.                                     33,500   57,404        0.0%
    Cogeco, Inc.                                                1,200   49,083        0.0%
    Corus Entertainment, Inc. Class B                           8,871   88,448        0.0%
*   Crew Energy, Inc.                                          24,600   99,600        0.1%
*   Delphi Energy Corp.                                        28,000   26,333        0.0%
*   Detour Gold Corp.                                          21,762  466,737        0.2%
*   Dominion Diamond Corp.(257287102)                           3,997   45,886        0.0%
    Dominion Diamond Corp.(B95LX89)                             8,000   91,879        0.0%
    Dorel Industries, Inc. Class B                              6,200  137,964        0.1%
#*  Dundee Precious Metals, Inc.                               13,100   29,130        0.0%
    Eldorado Gold Corp.                                       100,198  422,450        0.2%
    Enbridge Income Fund Holdings, Inc.                         8,699  200,992        0.1%
    Encana Corp.                                               35,000  267,793        0.1%
*   Endeavour Mining Corp.                                      8,200  110,383        0.1%
    Enerflex, Ltd.                                              9,970   95,671        0.1%
*   Energy Fuels, Inc.                                          5,800   13,729        0.0%
    Enerplus Corp.                                             12,100   66,542        0.0%
    Ensign Energy Services, Inc.                               19,962  120,914        0.1%
    Equitable Group, Inc.                                       1,000   47,780        0.0%
*   Essential Energy Services Trust                            18,500   10,469        0.0%
    Exchange Income Corp.                                         600   13,782        0.0%
    Finning International, Inc.                                24,100  428,333        0.2%
*   First Majestic Silver Corp.                                18,725  199,383        0.1%
    First Quantum Minerals, Ltd.                               46,838  399,058        0.2%
*   Fortuna Silver Mines, Inc.                                 15,615   99,935        0.1%
    Genworth MI Canada, Inc.                                    7,700  199,327        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
CANADA -- (Continued)
    Gibson Energy, Inc.                                        13,561 $201,572        0.1%
    GMP Capital, Inc.                                           7,600   30,831        0.0%
*   Gran Tierra Energy, Inc.                                   30,622   90,302        0.0%
    Granite Oil Corp.                                           3,100   19,024        0.0%
*   Heroux-Devtek, Inc.                                         4,600   55,067        0.0%
#   Home Capital Group, Inc.                                    7,298  218,643        0.1%
    Horizon North Logistics, Inc.                              15,100   16,969        0.0%
    HudBay Minerals, Inc.                                      13,600   67,854        0.0%
    Hudson's Bay Co.                                           12,400  164,846        0.1%
*   IAMGOLD Corp.                                              54,799  186,492        0.1%
*   Imperial Metals Corp.                                       5,400   24,919        0.0%
*   Interfor Corp.                                              6,200   53,911        0.0%
*   Ithaca Energy, Inc.                                        61,500   40,193        0.0%
*   Kinross Gold Corp.                                        119,643  681,794        0.3%
    Laurentian Bank of Canada                                   6,100  242,016        0.1%
*   Lightstream Resources, Ltd.                                32,000    8,289        0.0%
    Liquor Stores N.A., Ltd.                                    3,700   25,832        0.0%
*   Lundin Mining Corp.                                        89,311  350,923        0.2%
    Major Drilling Group International, Inc.                   13,400   83,730        0.0%
    Mandalay Resources Corp.                                   53,311   48,013        0.0%
    Maple Leaf Foods, Inc.                                      4,600   95,248        0.1%
    Martinrea International, Inc.                              12,600   95,301        0.1%
*   MEG Energy Corp.                                            2,500   13,250        0.0%
    Melcor Developments, Ltd.                                   1,300   14,381        0.0%
*   Merus Labs International, Inc.                             10,026   16,541        0.0%
*   Mitel Networks Corp.                                       12,400   86,574        0.0%
    Nevsun Resources, Ltd.                                     28,607  106,931        0.1%
*   New Gold, Inc.                                             58,199  273,670        0.1%
*   NuVista Energy, Ltd.                                       20,100   95,157        0.0%
    OceanaGold Corp.                                            8,928   31,949        0.0%
    Osisko Gold Royalties, Ltd.                                11,700  156,659        0.1%
*   Painted Pony Petroleum, Ltd.                               12,705   59,945        0.0%
    Pan American Silver Corp.                                  22,998  360,541        0.2%
*   Parex Resources, Inc.                                      15,900  159,291        0.1%
    Pengrowth Energy Corp.                                     50,500   82,912        0.0%
    Penn West Petroleum, Ltd.                                  27,000   30,772        0.0%
    Pizza Pizza Royalty Corp.                                   3,600   39,394        0.0%
    Precision Drilling Corp.                                   48,100  249,566        0.1%
*   Primero Mining Corp.                                       21,600   40,628        0.0%
    Reitmans Canada, Ltd. Class A                               5,800   21,079        0.0%
*   Richmont Mines, Inc.                                        7,100   55,229        0.0%
*   RMP Energy, Inc.                                           12,500   18,231        0.0%
    Rocky Mountain Dealerships, Inc.                            2,700   13,643        0.0%
    RONA, Inc.                                                 23,000  437,746        0.2%
    Russel Metals, Inc.                                         8,700  154,904        0.1%
*   Sandstorm Gold, Ltd.                                       17,283   74,521        0.0%
    Savanna Energy Services Corp.                              16,400   22,874        0.0%
    Secure Energy Services, Inc.                               12,500   89,962        0.0%
*   SEMAFO, Inc.                                               36,133  160,982        0.1%
    Sherritt International Corp.                               54,700   40,980        0.0%
*   Sierra Wireless, Inc.                                       6,100   98,547        0.1%
*   Silver Standard Resources, Inc.                            12,400  116,420        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    Sprott, Inc.                                                 20,200 $    43,952        0.0%
    Stuart Olson, Inc.                                            2,000      10,648        0.0%
*   SunOpta, Inc.                                                11,564      62,214        0.0%
    Surge Energy, Inc.                                           29,600      58,035        0.0%
    Tahoe Resources, Inc.(B5B9KV1)                                9,550     134,876        0.1%
    Tahoe Resources, Inc.(873868103)                             20,904     295,374        0.1%
    Teck Resources, Ltd. Class B(878742204)                      17,841     218,552        0.1%
    Teck Resources, Ltd. Class B(2879327)                        48,198     590,039        0.2%
*   Teranga Gold Corp.                                           54,000      43,038        0.0%
*   Thompson Creek Metals Co., Inc.                              32,500      17,096        0.0%
    TMX Group, Ltd.                                               4,647     192,406        0.1%
    TORC Oil & Gas, Ltd.                                         13,602      91,714        0.0%
    Torstar Corp. Class B                                         9,900      16,491        0.0%
    Total Energy Services, Inc.                                   4,700      49,409        0.0%
    TransAlta Corp.                                              29,709     155,329        0.1%
    Transcontinental, Inc. Class A                               11,500     180,744        0.1%
*   Trican Well Service, Ltd.                                    17,235      24,039        0.0%
*   Trilogy Energy Corp.                                         12,400      53,861        0.0%
    Trinidad Drilling, Ltd.                                      27,100      52,485        0.0%
    Veresen, Inc.                                                26,973     195,198        0.1%
    Wajax Corp.                                                   2,100      30,395        0.0%
    Western Energy Services Corp.                                 8,900      20,713        0.0%
    WestJet Airlines, Ltd.                                        2,556      42,780        0.0%
    Whitecap Resources, Inc.                                     27,600     206,995        0.1%
    Wi-Lan, Inc.                                                 24,899      57,351        0.0%
*   Xtreme Drilling & Coil Services Corp.                         8,400      16,268        0.0%
    Yamana Gold, Inc.                                           140,071     694,382        0.3%
*   Yellow Pages, Ltd.                                            3,300      54,864        0.0%
                                                                        -----------        ---
TOTAL CANADA                                                             16,560,601        6.7%
                                                                        -----------        ---
CHILE -- (0.2%)
    CAP SA                                                       14,327      50,957        0.0%
*   Cia Sud Americana de Vapores SA                             986,754      20,860        0.0%
    Empresa Nacional de Telecomunicaciones SA                     2,932      25,729        0.0%
    Gasco SA                                                      2,149      16,713        0.0%
    Grupo Security SA                                            37,182      11,432        0.0%
    Inversiones Aguas Metropolitanas SA                          34,409      55,675        0.0%
    Itau CorpBanca                                            9,079,195      82,712        0.1%
*   Latam Airlines Group SA Sponsored ADR                        21,725     155,985        0.1%
    Ripley Corp. SA                                              59,454      29,196        0.0%
    Salfacorp SA                                                 22,155      15,713        0.0%
    Sigdo Koppers SA                                             19,794      27,882        0.0%
    Sociedad Matriz SAAM SA                                     442,402      34,375        0.0%
                                                                        -----------        ---
TOTAL CHILE                                                                 527,229        0.2%
                                                                        -----------        ---
CHINA -- (5.7%)
    361 Degrees International, Ltd.                             113,000      40,450        0.0%
    Agile Property Holdings, Ltd.                               218,000     123,793        0.1%
    Ajisen China Holdings, Ltd.                                  62,000      26,227        0.0%
    AMVIG Holdings, Ltd.                                         64,000      26,352        0.0%
    Angang Steel Co., Ltd. Class H                              184,000      86,546        0.1%
#*  Anton Oilfield Services Group                               160,000      15,821        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
CHINA -- (Continued)
    Asia Cement China Holdings Corp.                           30,500 $  6,628        0.0%
    AVIC International Holdings, Ltd. Class H                  46,000   25,174        0.0%
    Bank of Chongqing Co., Ltd. Class H                        61,500   48,580        0.0%
    Baoye Group Co., Ltd. Class H                              46,000   30,286        0.0%
    Beijing Capital Land, Ltd. Class H                        140,000   55,375        0.0%
    Beijing Enterprises Holdings, Ltd.                         66,500  348,103        0.2%
    Beijing North Star Co., Ltd. Class H                      176,000   56,125        0.0%
#*  Beijing Properties Holdings, Ltd.                         258,000   17,911        0.0%
    Belle International Holdings, Ltd.                        383,000  233,575        0.1%
    Boer Power Holdings, Ltd.                                  32,000   17,949        0.0%
    Bolina Holding Co., Ltd.                                   82,000   18,807        0.0%
    Bosideng International Holdings, Ltd.                     338,000   27,377        0.0%
    Boyaa Interactive International, Ltd.                      61,000   23,907        0.0%
*   BYD Electronic International Co., Ltd.                    131,500   75,309        0.0%
    C C Land Holdings, Ltd.                                   172,000   50,079        0.0%
*   Capital Environment Holdings, Ltd.                        412,000   15,068        0.0%
    CECEP COSTIN New Materials Group, Ltd.                    147,000   13,427        0.0%
    Central China Real Estate, Ltd.                           135,000   25,719        0.0%
    Central China Securities Co., Ltd. Class H                 75,000   37,083        0.0%
#   Century Sunshine Group Holdings, Ltd.                     300,000   14,870        0.0%
    Changshouhua Food Co., Ltd.                                36,000   17,599        0.0%
#   China Aerospace International Holdings, Ltd.              418,000   53,656        0.0%
*   China Agri-Industries Holdings, Ltd.                      386,000  131,755        0.1%
    China All Access Holdings, Ltd.                            68,000   21,808        0.0%
    China Aoyuan Property Group, Ltd.                         135,000   26,728        0.0%
    China BlueChemical, Ltd. Class H                          218,000   50,730        0.0%
    China Communications Services Corp., Ltd. Class H         350,000  165,198        0.1%
    China Conch Venture Holdings, Ltd.                        105,000  212,990        0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.                174,000    2,791        0.0%
*   China Dynamics Holdings, Ltd.                             520,000   24,383        0.0%
*   China Fiber Optic Network System Group, Ltd.              344,000   40,182        0.0%
    China Financial Services Holdings, Ltd.                   244,000   21,647        0.0%
*   China Foods, Ltd.                                          40,000   14,637        0.0%
    China Galaxy Securities Co., Ltd. Class H                 508,500  446,000        0.2%
*   China Greenland Rundong Auto Group, Ltd.                   28,000   10,275        0.0%
    China Harmony New Energy Auto Holding, Ltd.               111,000   68,705        0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.   135,000  103,929        0.1%
#   China Hongqiao Group, Ltd.                                209,500  153,337        0.1%
*   China Huiyuan Juice Group, Ltd.                           110,500   48,868        0.0%
#   China Jinmao Holdings Group, Ltd.                         492,000  141,495        0.1%
    China Lesso Group Holdings, Ltd.                          133,000   72,783        0.0%
    China Machinery Engineering Corp. Class H                  94,000   63,743        0.0%
#   China Merchants Holdings International Co., Ltd.          160,000  475,620        0.2%
#   China Modern Dairy Holdings, Ltd.                         325,000   59,648        0.0%
    China National Building Material Co., Ltd. Class H        442,000  229,015        0.1%
    China National Materials Co., Ltd. Class H                134,000   35,383        0.0%
*   China Oil & Gas Group, Ltd.                               580,000   41,712        0.0%
    China Overseas Grand Oceans Group, Ltd.                   142,000   45,183        0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         626,000   20,155        0.0%
*   China Properties Group, Ltd.                               48,000   10,870        0.0%
    China Resources Cement Holdings, Ltd.                     296,000   96,639        0.1%
#*  China Sanjiang Fine Chemicals Co., Ltd.                    60,000   11,185        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
    China SCE Property Holdings, Ltd.                           145,000 $ 30,597        0.0%
    China Shineway Pharmaceutical Group, Ltd.                    38,000   43,430        0.0%
    China Silver Group, Ltd.                                    108,000   24,167        0.0%
#   China Singyes Solar Technologies Holdings, Ltd.              55,000   20,208        0.0%
    China South City Holdings, Ltd.                             398,000   76,162        0.1%
    China Southern Airlines Co., Ltd. Class H                   200,000  125,408        0.1%
*   China Taiping Insurance Holdings Co., Ltd.                  187,000  380,579        0.2%
    China Travel International Investment Hong Kong, Ltd.       356,000  104,668        0.1%
    China Vast Industrial Urban Development Co., Ltd.            32,000   10,261        0.0%
#*  China Water Industry Group, Ltd.                            120,000   20,514        0.0%
    China Yongda Automobiles Services Holdings, Ltd.             44,000   23,491        0.0%
#*  China Yurun Food Group, Ltd.                                166,000   28,299        0.0%
    China ZhengTong Auto Services Holdings, Ltd.                106,500   43,516        0.0%
#   China Zhongwang Holdings, Ltd.                              171,200   85,253        0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H            186,000   22,013        0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           393,000  207,058        0.1%
    Chu Kong Shipping Enterprise Group Co., Ltd.                 78,000   19,341        0.0%
    CIFI Holdings Group Co., Ltd.                               370,000   85,621        0.1%
#   CIMC Enric Holdings, Ltd.                                    56,000   29,406        0.0%
*   CITIC Dameng Holdings, Ltd.                                 249,000   15,512        0.0%
#*  CITIC Resources Holdings, Ltd.                              260,000   23,038        0.0%
*   Citychamp Watch & Jewellery Group, Ltd.                     160,000   27,209        0.0%
#   Comba Telecom Systems Holdings, Ltd.                        223,300   39,251        0.0%
    Concord New Energy Group, Ltd.                              490,000   26,324        0.0%
*   Coolpad Group, Ltd.                                         363,400   71,460        0.0%
    Country Garden Holdings Co., Ltd.                           127,000   49,947        0.0%
    CPMC Holdings, Ltd.                                          49,000   22,060        0.0%
    Da Ming International Holdings, Ltd.                         78,000   25,617        0.0%
    Dah Chong Hong Holdings, Ltd.                               144,000   59,419        0.0%
    Dalian Port PDA Co., Ltd. Class H                            88,000   38,206        0.0%
*   Daphne International Holdings, Ltd.                         120,000   18,034        0.0%
    Digital China Holdings, Ltd.                                123,000   85,075        0.1%
#   Dongyue Group, Ltd.                                         141,000   24,903        0.0%
*   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                    45,000   20,574        0.0%
    EVA Precision Industrial Holdings, Ltd.                     114,000   16,252        0.0%
#   Evergrande Real Estate Group, Ltd.                           44,000   32,626        0.0%
    Fantasia Holdings Group Co., Ltd.                           189,000   25,006        0.0%
    Far East Horizon, Ltd.                                      283,000  224,275        0.1%
    Fufeng Group, Ltd.                                          141,000   44,075        0.0%
    Future Land Development Holdings, Ltd.                      206,000   29,372        0.0%
#   GCL-Poly Energy Holdings, Ltd.                            1,608,000  239,630        0.1%
*   Glorious Property Holdings, Ltd.                            463,000   53,579        0.0%
    Goldlion Holdings, Ltd.                                      60,000   23,955        0.0%
    Goldpac Group, Ltd.                                          38,000   15,292        0.0%
#   GOME Electrical Appliances Holding, Ltd.                  1,669,000  214,053        0.1%
#*  Greenland Hong Kong Holdings, Ltd.                          116,000   40,983        0.0%
#*  Greentown China Holdings, Ltd.                               79,500   58,977        0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            18,000   10,986        0.0%
    Guangshen Railway Co., Ltd. Class H                          18,000    9,324        0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  137,200  191,680        0.1%
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                   101,000    6,349        0.0%
    Harbin Bank Co., Ltd. Class H                                35,000    9,906        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
    Harbin Electric Co., Ltd. Class H                            88,000 $ 36,018        0.0%
    Hengdeli Holdings, Ltd.                                     288,000   29,968        0.0%
*   Hi Sun Technology China, Ltd.                                75,000   13,338        0.0%
    Hilong Holding, Ltd.                                         95,000   10,968        0.0%
*   Honghua Group, Ltd.                                         353,000   17,212        0.0%
*   Hopson Development Holdings, Ltd.                           102,000   96,938        0.1%
#   Hua Han Health Industry Holdings, Ltd.                      560,000   58,966        0.0%
*   Huabao International Holdings, Ltd.                         267,000  104,707        0.1%
    Huaneng Renewables Corp., Ltd. Class H                      488,000  144,001        0.1%
    Huishang Bank Corp., Ltd. Class H                           158,000   76,236        0.1%
    Hydoo International Holding, Ltd.                            92,000   10,773        0.0%
#   Intime Retail Group Co., Ltd.                               165,000  148,357        0.1%
    Jiangnan Group, Ltd.                                        280,000   47,168        0.0%
    Jiangxi Copper Co., Ltd. Class H                            124,000  151,553        0.1%
    Ju Teng International Holdings, Ltd.                        100,000   44,760        0.0%
*   Kangda International Environmental Co., Ltd.                 69,000   15,580        0.0%
    Kingboard Chemical Holdings, Ltd.                            99,000  189,640        0.1%
    Kingboard Laminates Holdings, Ltd.                          107,000   54,702        0.0%
#   Kunlun Energy Co., Ltd.                                     476,000  413,215        0.2%
    KWG Property Holding, Ltd.                                  163,500  105,575        0.1%
    Le Saunda Holdings, Ltd.                                     46,000   10,057        0.0%
    Lee & Man Paper Manufacturing, Ltd.                         209,000  137,522        0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H               33,000   12,672        0.0%
    Logan Property Holdings Co., Ltd.                           142,000   54,089        0.0%
    Longfor Properties Co., Ltd.                                188,500  265,418        0.1%
    Lonking Holdings, Ltd.                                      233,000   38,895        0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                     144,000   33,091        0.0%
    Maoye International Holdings, Ltd.                          188,000   19,571        0.0%
*   MIE Holdings Corp.                                          128,000   13,505        0.0%
    Minmetals Land, Ltd.                                         76,000    7,807        0.0%
#*  MMG, Ltd.                                                   164,000   36,903        0.0%
    New World Department Store China, Ltd.                      124,000   17,531        0.0%
    Nine Dragons Paper Holdings, Ltd.                           249,000  178,096        0.1%
*   North Mining Shares Co., Ltd.                               930,000   10,055        0.0%
*   NVC Lighting Holdings, Ltd.                                 115,000   12,128        0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                    50,000   18,651        0.0%
    Parkson Retail Group, Ltd.                                  179,500   19,597        0.0%
    Poly Culture Group Corp., Ltd. Class H                        8,900   20,953        0.0%
#   Poly Property Group Co., Ltd.                               334,000   89,165        0.1%
*   Pou Sheng International Holdings, Ltd.                      242,000   64,648        0.0%
    Powerlong Real Estate Holdings, Ltd.                        210,000   45,333        0.0%
#*  PW Medtech Group, Ltd.                                      114,000   30,752        0.0%
    Qingdao Port International Co., Ltd. Class H                 28,000   13,347        0.0%
    Qinhuangdao Port Co., Ltd. Class H                           28,000   10,453        0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       2,154,000   73,374        0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       111,000   22,128        0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H               62,000   48,810        0.0%
    Shanghai Industrial Holdings, Ltd.                           76,000  173,568        0.1%
#   Shanghai Industrial Urban Development Group, Ltd.           192,000   37,745        0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                    48,000   19,706        0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  150,000   23,898        0.0%
    Shenguan Holdings Group, Ltd.                               186,000   19,331        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
    Shenzhen International Holdings, Ltd.                       160,500 $261,502        0.1%
    Shenzhen Investment, Ltd.                                   420,000  168,878        0.1%
    Shimao Property Holdings, Ltd.                              212,500  293,285        0.1%
*   Shougang Concord International Enterprises Co., Ltd.        564,000   17,618        0.0%
    Shougang Fushan Resources Group, Ltd.                       290,000   43,601        0.0%
    Shui On Land, Ltd.                                          508,000  133,224        0.1%
*   Shunfeng International Clean Energy, Ltd.                   238,000   44,875        0.0%
*   Sino Oil And Gas Holdings, Ltd.                           1,290,000   30,201        0.0%
    Sino-Ocean Land Holdings, Ltd.                              517,000  231,850        0.1%
    Sinofert Holdings, Ltd.                                     256,000   34,920        0.0%
#   Sinopec Kantons Holdings, Ltd.                              136,000   71,776        0.0%
    Sinotrans, Ltd. Class H                                     279,000  128,950        0.1%
    Sinotruk Hong Kong, Ltd.                                     84,500   42,657        0.0%
    SITC International Holdings Co., Ltd.                        27,000   14,593        0.0%
    Skyworth Digital Holdings, Ltd.                             282,000  184,613        0.1%
    SOHO China, Ltd.                                            296,000  149,578        0.1%
*   Sound Global, Ltd.                                           47,000   18,056        0.0%
    Springland International Holdings, Ltd.                     154,000   27,705        0.0%
*   SRE Group, Ltd.                                             544,000   16,738        0.0%
    Sunac China Holdings, Ltd.                                  300,000  191,416        0.1%
*   Sunshine 100 China Holdings, Ltd.                            53,000   23,485        0.0%
    TCC International Holdings, Ltd.                            250,000   50,104        0.0%
    Tenwow International Holdings, Ltd.                          59,000   17,300        0.0%
    Texhong Textile Group, Ltd.                                  23,500   22,987        0.0%
    Tian Shan Development Holdings, Ltd.                         62,000   24,846        0.0%
    Tiangong International Co., Ltd.                            156,000   12,633        0.0%
#   Tianjin Port Development Holdings, Ltd.                     224,000   33,951        0.0%
*   Tianyi Summi Holdings, Ltd.                                 148,000   19,410        0.0%
    Top Spring International Holdings, Ltd.                      49,500   21,367        0.0%
    TPV Technology, Ltd.                                        168,000   27,219        0.0%
    Trigiant Group, Ltd.                                        120,000   20,365        0.0%
    Truly International Holdings, Ltd.                          236,000   92,138        0.1%
*   United Energy Group, Ltd.                                   174,000    9,308        0.0%
    Universal Health International Group Holding, Ltd.           64,000    5,756        0.0%
#   V1 Group, Ltd.                                              382,000   21,082        0.0%
#   Wasion Group Holdings, Ltd.                                  78,000   43,359        0.0%
    Welling Holding, Ltd.                                       142,000   23,686        0.0%
#   West China Cement, Ltd.                                     248,000   52,015        0.0%
#*  Wuzhou International Holdings, Ltd.                         200,000   21,650        0.0%
    Xiamen International Port Co., Ltd. Class H                 120,000   24,645        0.0%
*   Xinchen China Power Holdings, Ltd.                           97,000   15,178        0.0%
    Xingda International Holdings, Ltd.                         122,000   25,531        0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H       63,000   58,643        0.0%
    Xiwang Special Steel Co., Ltd.                               62,000    6,142        0.0%
    XTEP International Holdings, Ltd.                            73,500   43,449        0.0%
*   Yanchang Petroleum International, Ltd.                      360,000    7,499        0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                       298,000  169,250        0.1%
    Yingde Gases Group Co., Ltd.                                164,500   61,452        0.0%
    Yip's Chemical Holdings, Ltd.                                28,000    9,739        0.0%
    Youyuan International Holdings, Ltd.                         45,000   10,424        0.0%
    Yuanda China Holdings, Ltd.                                 150,000    4,688        0.0%
    Yuexiu Property Co., Ltd.                                   986,000  143,143        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
CHINA -- (Continued)
    Yuzhou Properties Co., Ltd.                               162,000 $    44,462        0.0%
    Zhaojin Mining Industry Co., Ltd. Class H                 148,500     128,317        0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H    30,800      12,918        0.0%
#   Zhongsheng Group Holdings, Ltd.                            84,500      43,279        0.0%
                                                                      -----------        ---
TOTAL CHINA                                                            14,358,061        5.8%
                                                                      -----------        ---
COLOMBIA -- (0.0%)
    Almacenes Exito SA                                         18,402     103,486        0.1%
    Grupo Nutresa SA                                            2,382      21,741        0.0%
                                                                      -----------        ---
TOTAL COLOMBIA                                                            125,227        0.1%
                                                                      -----------        ---
DENMARK -- (1.3%)
    Alm Brand A.S.                                             18,735     139,319        0.1%
*   Bang & Olufsen A.S.                                         1,814      19,683        0.0%
    BankNordik P/F                                                655      11,398        0.0%
    Brodrene Hartmann A.S.                                        355      14,352        0.0%
*   D/S Norden A.S.                                             3,483      61,003        0.0%
    DFDS A.S.                                                   4,565     182,187        0.1%
    FLSmidth & Co. A.S.                                         5,078     197,381        0.1%
    GN Store Nord A.S.                                         12,167     239,424        0.1%
*   H+H International A.S. Class B                              1,306      14,483        0.0%
    ISS A.S.                                                    8,730     331,606        0.1%
    Jyske Bank A.S.                                             8,345     341,515        0.2%
    Matas A.S.                                                  2,885      55,055        0.0%
    NKT Holding A.S.                                            3,419     194,932        0.1%
    Nordjyske Bank A.S.                                         1,138      16,420        0.0%
    PER Aarsleff A.S. Class B                                   2,980      82,357        0.0%
    Ringkjoebing Landbobank A.S.                                  562     118,356        0.1%
    Rockwool International A.S. Class A                           381      63,603        0.0%
    Rockwool International A.S. Class B                           948     158,031        0.1%
    RTX A.S.                                                      996      13,576        0.0%
*   Santa Fe Group A.S.                                         1,915      18,430        0.0%
    Schouw & Co.                                                2,455     143,600        0.1%
    Solar A.S. Class B                                            686      35,252        0.0%
    Spar Nord Bank A.S.                                        10,205      83,320        0.0%
    Sydbank A.S.                                                9,644     272,780        0.1%
    TDC A.S.                                                   64,720     331,384        0.1%
*   TK Development A.S.                                        11,092      11,529        0.0%
*   Topdanmark A.S.                                             3,318      87,861        0.0%
                                                                      -----------        ---
TOTAL DENMARK                                                           3,238,837        1.3%
                                                                      -----------        ---
FINLAND -- (1.9%)
    Aktia Bank Oyj                                              2,322      23,327        0.0%
    Atria P.L.C.                                                1,348      13,831        0.0%
    Bittium Oyj                                                 3,810      26,370        0.0%
    Cargotec Oyj Class B                                        5,496     208,019        0.1%
    Cramo Oyj                                                   3,962      79,393        0.0%
*   Finnair Oyj                                                10,270      61,160        0.0%
    Fiskars Oyj Abp                                             3,501      67,967        0.0%
    HKScan Oyj Class A                                          4,896      17,667        0.0%
    Kemira Oyj                                                 17,196     208,639        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FINLAND -- (Continued)
    Kesko Oyj Class A                                            572 $   22,891        0.0%
    Kesko Oyj Class B                                          9,007    360,266        0.2%
    Metsa Board Oyj                                           34,502    216,921        0.1%
    Metso Oyj                                                 10,554    254,218        0.1%
    Neste Oyj                                                 17,647    565,490        0.2%
    Okmetic Oyj                                                2,370     24,816        0.0%
*   Outokumpu Oyj                                             23,275     97,973        0.1%
*   Outotec Oyj                                                2,274      9,072        0.0%
    PKC Group Oyj                                                973     17,512        0.0%
    Raisio Oyj Class V                                        14,254     70,301        0.0%
    Ramirent Oyj                                               6,097     42,646        0.0%
    Sanoma Oyj                                                12,729     62,309        0.0%
#*  Stockmann Oyj Abp Class B                                  5,888     40,883        0.0%
    Stora Enso Oyj Class R                                    70,796    618,976        0.3%
    Teleste Oyj                                                2,184     21,104        0.0%
    UPM-Kymmene Oyj                                           72,885  1,395,170        0.6%
    Vaisala Oyj Class A                                        1,411     40,184        0.0%
    Valmet Oyj                                                 9,454    118,716        0.1%
    YIT Oyj                                                   12,604     86,049        0.0%
                                                                     ----------        ---
TOTAL FINLAND                                                         4,771,870        1.9%
                                                                     ----------        ---
FRANCE -- (4.1%)
    Accor SA                                                   4,595    203,482        0.1%
    Albioma SA                                                 2,173     35,428        0.0%
    Arkema SA                                                  9,229    736,626        0.3%
    Assystem                                                     530     13,753        0.0%
    Atos SE                                                    5,012    446,101        0.2%
    Aubay                                                      1,134     25,550        0.0%
    Axway Software SA                                            573     12,616        0.0%
    Beneteau SA                                                2,133     24,782        0.0%
    Bonduelle SCA                                              2,221     65,560        0.0%
    Bourbon SA                                                 1,716     25,323        0.0%
    Burelle SA                                                    83     76,982        0.0%
    Casino Guichard Perrachon SA                               5,246    312,214        0.1%
*   Cegedim SA                                                   423     11,609        0.0%
    Cegid Group SA                                               520     36,774        0.0%
#*  CGG SA                                                    39,604     37,217        0.0%
    Chargeurs SA                                               3,609     36,836        0.0%
    Cie des Alpes                                                746     12,983        0.0%
    CNP Assurances                                            21,929    373,675        0.2%
*   Coface SA                                                 11,120     89,823        0.1%
    Derichebourg SA                                           12,840     40,938        0.0%
    Devoteam SA                                                  802     37,406        0.0%
    Eiffage SA                                                 6,497    516,852        0.2%
    Elior Group                                                3,767     80,976        0.1%
*   Esso SA Francaise                                            472     21,387        0.0%
    Euler Hermes Group                                         1,127    107,139        0.1%
    Exel Industries Class A                                      324     28,451        0.0%
    Faiveley Transport SA                                        155     16,871        0.0%
    Faurecia                                                   5,783    238,942        0.1%
    Fleury Michon SA                                             176     12,153        0.0%
    GL Events                                                  1,067     20,466        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (Continued)
    Groupe Crit                                                  466 $ 30,717        0.0%
*   Groupe Fnac SA                                             1,484   85,622        0.1%
    Groupe Open                                                  766   15,723        0.0%
    Guerbet                                                      340   22,333        0.0%
    Haulotte Group SA                                          2,092   32,629        0.0%
    Havas SA                                                  20,396  171,015        0.1%
    Imerys SA                                                  4,687  346,127        0.2%
    Interparfums SA                                            1,367   36,160        0.0%
    IPSOS                                                      4,385  130,755        0.1%
    Jacquet Metal Service                                      1,998   29,691        0.0%
    Korian SA                                                  5,220  164,506        0.1%
    Lagardere SCA                                             15,859  420,864        0.2%
*   Le Noble Age                                                 433   14,800        0.0%
    Les Nouveaux Constructeurs SA                                630   17,233        0.0%
    Linedata Services                                            407   18,625        0.0%
    LISI                                                       2,268   64,896        0.0%
    Manutan International                                        385   20,742        0.0%
    Mersen                                                     1,692   27,041        0.0%
    MGI Coutier                                                1,706   36,339        0.0%
    Mr Bricolage                                                 841   12,775        0.0%
    Neopost SA                                                 2,023   49,557        0.0%
*   Nexans SA                                                  6,234  290,016        0.1%
    Nexity SA                                                  2,406  128,964        0.1%
#*  Onxeo SA                                                   3,643   14,039        0.0%
*   Pierre & Vacances SA                                         790   30,962        0.0%
    Plastivaloire                                                209   16,906        0.0%
    PSB Industries SA                                            290   15,947        0.0%
    Rallye SA                                                  3,853   74,025        0.0%
    Rexel SA                                                  29,695  450,253        0.2%
    Rothschild & Co.                                           2,478   62,027        0.0%
    Saft Groupe SA                                             3,014   93,636        0.1%
    Savencia SA                                                1,013   67,250        0.0%
    SCOR SE                                                   23,193  790,085        0.3%
    Seche Environnement SA                                       323   11,537        0.0%
*   Sequana SA                                                 7,954   24,787        0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     669   24,865        0.0%
    Societe Television Francaise 1                            15,664  188,671        0.1%
    Sopra Steria Group                                         1,971  229,267        0.1%
    Stef SA                                                      338   25,511        0.0%
    STMicroelectronics NV                                     87,664  538,995        0.2%
    Sword Group                                                  907   24,358        0.0%
    Synergie SA                                                1,093   32,997        0.0%
    Tarkett SA                                                 2,198   71,705        0.0%
    Technip SA                                                14,725  863,033        0.4%
    Tessi SA                                                     159   26,355        0.0%
*   Theolia SA                                                22,288   16,603        0.0%
    Thermador Groupe                                             112   10,233        0.0%
    Total Gabon                                                   66   10,639        0.0%
    Trigano SA                                                   816   47,863        0.0%
*   UBISOFT Entertainment                                     11,189  324,761        0.1%
    Vetoquinol SA                                                346   14,331        0.0%
    Vicat SA                                                   2,014  140,201        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
FRANCE -- (Continued)
    Vilmorin & Cie SA                                            913 $    65,344        0.0%
    Vranken-Pommery Monopole SA                                  634      17,996        0.0%
                                                                     -----------        ---
TOTAL FRANCE                                                          10,191,227        4.1%
                                                                     -----------        ---
GERMANY -- (4.8%)
    Aareal Bank AG                                            10,626     378,287        0.2%
    Adler Modemaerkte AG                                       1,247      11,851        0.0%
*   ADVA Optical Networking SE                                 6,515      69,523        0.0%
*   AIXTRON SE                                                 6,680      33,273        0.0%
    Allgeier SE                                                  436       7,904        0.0%
    Aurubis AG                                                 9,473     514,821        0.2%
    Axel Springer SE                                           5,619     314,198        0.1%
    Bauer AG                                                   1,881      30,752        0.0%
    BayWa AG                                                   1,668      58,311        0.0%
    Bijou Brigitte AG                                            546      35,245        0.0%
    Bilfinger SE                                               4,029     175,876        0.1%
    Biotest AG                                                 1,132      21,644        0.0%
    Borussia Dortmund GmbH & Co. KGaA                         13,117      58,966        0.0%
    CENTROTEC Sustainable AG                                   1,661      27,508        0.0%
    Cewe Stiftung & Co. KGAA                                     872      54,991        0.0%
    Comdirect Bank AG                                          3,911      44,547        0.0%
*   CropEnergies AG                                            2,229      10,995        0.0%
    Deutsche Lufthansa AG                                     32,470     505,553        0.2%
    Deutz AG                                                  16,726      85,503        0.0%
*   Dialog Semiconductor P.L.C.                                5,919     206,434        0.1%
    DMG Mori AG                                               10,081     483,277        0.2%
    Dr Hoenle AG                                                 568      14,988        0.0%
    Draegerwerk AG & Co. KGaA                                    389      23,676        0.0%
    Eckert & Ziegler AG                                          633      14,048        0.0%
    Elmos Semiconductor AG                                     2,007      25,195        0.0%
    ElringKlinger AG                                           3,781      92,819        0.1%
*   Euromicron AG                                                489       4,431        0.0%
*   Evotec AG                                                 13,509      53,932        0.0%
*   First Sensor AG                                            1,003      12,185        0.0%
    Fraport AG Frankfurt Airport Services Worldwide            5,468     331,485        0.1%
    Freenet AG                                                 7,699     235,677        0.1%
    Gerry Weber International AG                               2,692      38,900        0.0%
    Gesco AG                                                     133      11,113        0.0%
    GFK SE                                                     1,884      73,424        0.0%
    Grammer AG                                                 2,557      99,055        0.1%
*   H&R AG                                                     1,674      19,767        0.0%
    Hamburger Hafen und Logistik AG                            2,100      32,975        0.0%
#*  Heidelberger Druckmaschinen AG                            38,683      87,428        0.0%
    Hella KGaA Hueck & Co.                                       821      31,428        0.0%
    Hornbach Baumarkt AG                                       1,013      31,423        0.0%
    Indus Holding AG                                           2,730     139,313        0.1%
    Init Innovation In Traffic Systems AG                        622      10,123        0.0%
    Isra Vision AG                                               533      37,828        0.0%
    IVU Traffic Technologies AG                                2,498      10,660        0.0%
    Jenoptik AG                                                8,878     138,885        0.1%
    K+S AG                                                     9,046     225,791        0.1%
    KION Group AG                                              8,348     455,863        0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
GERMANY -- (Continued)
    Kloeckner & Co. SE                                        21,008 $   245,234        0.1%
*   Koenig & Bauer AG                                          1,814      67,986        0.0%
*   Kontron AG                                                 7,202      23,794        0.0%
    KSB AG                                                        44      15,650        0.0%
    KWS Saat SE                                                  322     111,739        0.1%
    Lanxess AG                                                11,884     622,360        0.3%
    Leifheit AG                                                  386      24,774        0.0%
    Leoni AG                                                   4,485     162,081        0.1%
    LPKF Laser & Electronics AG                                2,992      24,923        0.0%
*   Manz AG                                                      268      11,279        0.0%
*   Mediclin AG                                                5,270      31,689        0.0%
*   Medigene AG                                                2,071      21,568        0.0%
    Metro AG                                                   8,556     272,968        0.1%
    MLP AG                                                     2,291       8,928        0.0%
    OHB SE                                                       519      11,445        0.0%
    Osram Licht AG                                            10,639     555,557        0.2%
    PNE Wind AG                                                5,875      14,721        0.0%
    Puma SE                                                      344      78,443        0.0%
    QSC AG                                                    16,042      24,917        0.0%
    Rheinmetall AG                                             8,438     661,094        0.3%
    RHOEN-KLINIKUM AG                                          3,892     121,088        0.1%
#   RIB Software AG                                            1,138      12,038        0.0%
*   RWE AG                                                    39,393     590,209        0.3%
    S&T AG                                                     2,246      17,882        0.0%
    SAF-Holland SA                                             5,511      65,058        0.0%
    Salzgitter AG                                              8,377     283,955        0.1%
*   SGL Carbon SE                                              4,332      50,774        0.0%
    SHW AG                                                       299       8,641        0.0%
    Sixt SE                                                    2,096     121,563        0.1%
    Softing AG                                                 1,101      17,594        0.0%
    Software AG                                                7,040     269,509        0.1%
    Stada Arzneimittel AG                                      8,547     363,402        0.2%
    Suedzucker AG                                             11,845     209,159        0.1%
*   Suess MicroTec AG                                          1,554      16,537        0.0%
    Surteco SE                                                   719      18,347        0.0%
    TAG Immobilien AG                                          2,590      34,438        0.0%
    Takkt AG                                                   4,536      94,803        0.1%
*   Talanx AG                                                  7,662     254,995        0.1%
    Technotrans AG                                               890      18,363        0.0%
    ThyssenKrupp AG                                           24,717     575,951        0.2%
*   Tom Tailor Holding AG                                      1,423       7,277        0.0%
    VERBIO Vereinigte BioEnergie AG                            4,422      42,958        0.0%
*   Vossloh AG                                                 1,353      93,758        0.1%
    VTG AG                                                     2,005      62,271        0.0%
    Wacker Chemie AG                                           1,528     146,812        0.1%
    Wacker Neuson SE                                           4,244      71,892        0.0%
*   Wincor Nixdorf AG                                          1,501      82,152        0.0%
    Zeal Network SE                                              365      16,920        0.0%
                                                                     -----------        ---
TOTAL GERMANY                                                         12,041,367        4.8%
                                                                     -----------        ---
HONG KONG -- (2.0%)
    Agritrade Resources, Ltd.                                 65,000      13,616        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
    Allied Group, Ltd.                                           12,000 $ 58,493        0.0%
#   Allied Properties HK, Ltd.                                  290,000   54,438        0.0%
    APT Satellite Holdings, Ltd.                                 40,500   32,140        0.0%
    Asia Financial Holdings, Ltd.                                32,000   16,859        0.0%
    Associated International Hotels, Ltd.                        12,000   33,054        0.0%
    Bonjour Holdings, Ltd.                                      134,000    5,511        0.0%
    Century City International Holdings, Ltd.                   224,000   13,695        0.0%
    Cheuk Nang Holdings, Ltd.                                    32,522   22,426        0.0%
*   Cheung Wo International Holdings, Ltd.                       90,000    9,154        0.0%
    Chevalier International Holdings, Ltd.                       20,000   31,494        0.0%
*   China Chuanglian Education Group, Ltd.                      232,000    6,919        0.0%
*   China Energy Development Holdings, Ltd.                     690,000    8,765        0.0%
*   China Environmental Energy Investment, Ltd.                 640,000    9,936        0.0%
    China Flavors & Fragrances Co., Ltd.                         52,000   17,120        0.0%
    China Metal International Holdings, Inc.                     38,000   11,644        0.0%
    Chow Sang Sang Holdings International, Ltd.                  35,000   56,756        0.0%
    Chuang's Consortium International, Ltd.                     180,000   23,381        0.0%
    CITIC Telecom International Holdings, Ltd.                  155,000   64,350        0.0%
    CK Life Sciences Int'l Holdings, Inc.                       344,000   32,755        0.0%
*   Crocodile Garments                                           69,000   11,260        0.0%
    CSI Properties, Ltd.                                        870,000   26,425        0.0%
#   CW Group Holdings, Ltd.                                      52,000   15,337        0.0%
    Dah Sing Banking Group, Ltd.                                 51,600   92,066        0.1%
    Dah Sing Financial Holdings, Ltd.                            20,400  139,409        0.1%
    Emperor International Holdings, Ltd.                        270,000   54,185        0.0%
    Emperor Watch & Jewellery, Ltd.                             360,000    8,238        0.0%
*   eSun Holdings, Ltd.                                         132,000    9,501        0.0%
    Far East Consortium International, Ltd.                     154,803   51,579        0.0%
    FIH Mobile, Ltd.                                            321,000  137,854        0.1%
    First Pacific Co., Ltd.                                     164,000  103,854        0.1%
    First Shanghai Investments, Ltd.                             88,000   14,207        0.0%
    Fountain SET Holdings, Ltd.                                 142,000   16,967        0.0%
    G-Resources Group, Ltd.                                   2,553,000   58,653        0.0%
#*  GCL New Energy Holdings, Ltd.                               598,000   29,573        0.0%
#*  Get Nice Financial Group, Ltd.                               29,050    4,269        0.0%
#   Get Nice Holdings, Ltd.                                   1,162,000   41,807        0.0%
*   Global Brands Group Holding, Ltd.                           674,000   79,688        0.1%
    Haitong International Securities Group, Ltd.                164,000   94,387        0.1%
    Hang Lung Group, Ltd.                                       109,000  335,033        0.2%
    Hanison Construction Holdings, Ltd.                          47,877    7,992        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                               552,000   19,847        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                                69,000    2,491        0.0%
    Harbour Centre Development, Ltd.                             17,000   28,784        0.0%
    Hon Kwok Land Investment Co., Ltd.                           54,000   20,508        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      2,800   18,211        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       66,500   79,246        0.1%
    Hopewell Holdings, Ltd.                                      63,500  213,882        0.1%
#   Hsin Chong Group Holding, Ltd.                              228,000   23,808        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       180,000   63,199        0.0%
*   International Standard Resources Holdings, Ltd.             350,000    6,507        0.0%
    IPE Group, Ltd.                                              75,000   16,110        0.0%
    IT, Ltd.                                                     40,000    9,881        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
    Johnson Electric Holdings, Ltd.                              32,000 $ 94,363        0.1%
    Kerry Logistics Network, Ltd.                                66,500   93,787        0.1%
    Kerry Properties, Ltd.                                       95,000  258,763        0.1%
    Kingmaker Footwear Holdings, Ltd.                            74,000   20,656        0.0%
*   Ko Yo Chemical Group, Ltd.                                  204,000    7,078        0.0%
    Kowloon Development Co., Ltd.                                77,000   73,994        0.1%
    Lai Sun Development Co., Ltd.                             2,475,000   36,896        0.0%
    Lai Sun Garment International, Ltd.                         301,000   37,232        0.0%
*   Landing International Development, Ltd.                   1,600,000   45,418        0.0%
    Lifestyle International Holdings, Ltd.                       41,000   67,917        0.0%
    Lisi Group Holdings, Ltd.                                   382,000   20,871        0.0%
    Liu Chong Hing Investment, Ltd.                              30,000   33,821        0.0%
*   Louis XIII Holdings, Ltd.                                    35,500   13,720        0.0%
    Luk Fook Holdings International, Ltd.                        41,000   93,165        0.1%
*   Macau Legend Development, Ltd.                              192,000   26,166        0.0%
    Melco International Development, Ltd.                        14,000   16,107        0.0%
*   Midland Holdings, Ltd.                                       76,000   24,173        0.0%
#   Miramar Hotel & Investment                                   21,000   38,545        0.0%
    Newocean Energy Holdings, Ltd.                               88,000   30,062        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      160,000   10,497        0.0%
    Orient Overseas International, Ltd.                          26,500  100,716        0.1%
*   Pacific Andes International Holdings, Ltd.                  668,000    9,430        0.0%
#*  Pacific Basin Shipping, Ltd.                                261,000   43,979        0.0%
    Paliburg Holdings, Ltd.                                      86,000   25,556        0.0%
    Paradise Entertainment, Ltd.                                 28,000    4,322        0.0%
    Pico Far East Holdings, Ltd.                                100,000   27,306        0.0%
    Playmates Holdings, Ltd.                                     24,000   30,585        0.0%
    Polytec Asset Holdings, Ltd.                                325,000   28,070        0.0%
    PYI Corp., Ltd.                                             560,000   12,601        0.0%
#   Regal Hotels International Holdings, Ltd.                    68,000   32,779        0.0%
#   SEA Holdings, Ltd.                                           20,000   64,468        0.0%
*   SEEC Media Group, Ltd.                                      660,000   10,932        0.0%
    Shangri-La Asia, Ltd.                                       206,000  251,924        0.1%
    Shenwan Hongyuan HK, Ltd.                                    65,000   31,453        0.0%
    Shun Tak Holdings, Ltd.                                     388,000  129,062        0.1%
    Singamas Container Holdings, Ltd.                           144,000   15,374        0.0%
    Sitoy Group Holdings, Ltd.                                   30,000   10,893        0.0%
    SJM Holdings, Ltd.                                          246,000  165,248        0.1%
*   SOCAM Development, Ltd.                                      28,000   13,904        0.0%
    Soundwill Holdings, Ltd.                                      8,500   11,134        0.0%
*   South China Holdings Co., Ltd.                              152,000   11,308        0.0%
    Sun Hung Kai & Co., Ltd.                                     73,000   42,713        0.0%
    Tao Heung Holdings, Ltd.                                     39,000   10,045        0.0%
    Television Broadcasts, Ltd.                                  37,000  138,270        0.1%
    Texwinca Holdings, Ltd.                                      48,000   46,678        0.0%
    Transport International Holdings, Ltd.                       26,800   73,006        0.0%
#   Trinity, Ltd.                                               118,000   12,281        0.0%
*   TSC Group Holdings, Ltd.                                     50,000    7,529        0.0%
    Tsui Wah Holdings, Ltd.                                      58,000   11,250        0.0%
*   United Laboratories International Holdings, Ltd. (The)       56,000   23,276        0.0%
#*  United Photovoltaics Group, Ltd.                            304,000   26,155        0.0%
    Upbest Group, Ltd.                                           48,000   13,730        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
HONG KONG -- (Continued)
    Varitronix International, Ltd.                             18,000 $   14,366        0.0%
    Victory City International Holdings, Ltd.                 266,000     18,436        0.0%
    VST Holdings, Ltd.                                        102,000     23,327        0.0%
    Wing On Co. International, Ltd.                            20,000     58,413        0.0%
#   Xinyi Glass Holdings, Ltd.                                234,000    158,795        0.1%
                                                                      ----------        ---
TOTAL HONG KONG                                                        5,109,809        2.1%
                                                                      ----------        ---
INDIA -- (2.4%)
    Aarti Industries                                            1,786     14,274        0.0%
    Adani Enterprises, Ltd.                                    21,516     27,909        0.0%
*   Adani Power, Ltd.                                         113,843     54,636        0.0%
*   Aditya Birla Fashion and Retail, Ltd.                      28,844     64,041        0.1%
    Aditya Birla Nuvo, Ltd.                                     5,547     71,325        0.1%
    Allahabad Bank                                             14,613     12,820        0.0%
    Allcargo Logistics, Ltd.                                    4,038      9,350        0.0%
    Andhra Bank                                                15,328     12,773        0.0%
    Apar Industries, Ltd.                                       1,626     11,741        0.0%
    Apollo Tyres, Ltd.                                         32,447     78,039        0.1%
    Arvind, Ltd.                                               18,888     78,971        0.1%
    Ashoka Buildcon, Ltd.                                       4,913     10,077        0.0%
    Bajaj Electricals, Ltd.                                     7,555     25,855        0.0%
    Bajaj Finserv, Ltd.                                         3,854    107,729        0.1%
*   Bajaj Hindusthan Sugar, Ltd.                               39,744     11,934        0.0%
    Balkrishna Industries, Ltd.                                 3,070     30,683        0.0%
    Balmer Lawrie & Co., Ltd.                                   1,407     12,178        0.0%
*   Balrampur Chini Mills, Ltd.                                 3,796      6,188        0.0%
    Bank of India                                              24,734     34,323        0.0%
    Bharat Heavy Electricals, Ltd.                             36,273     68,409        0.1%
    Biocon, Ltd.                                                5,817     51,325        0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                     7,230      5,334        0.0%
    Cairn India, Ltd.                                          30,919     67,875        0.1%
    Canara Bank                                                17,350     53,578        0.0%
    Ceat, Ltd.                                                  2,540     41,702        0.0%
    Century Textiles & Industries, Ltd.                         5,963     57,165        0.0%
    Chambal Fertilizers and Chemicals, Ltd.                    14,644     13,412        0.0%
    Chennai Super Kings Cricket, Ltd.                          33,314        848        0.0%
    Cholamandalam Investment and Finance Co., Ltd.              4,941     59,531        0.1%
    City Union Bank, Ltd.                                      17,998     25,331        0.0%
    Coromandel International, Ltd.                              1,488      5,019        0.0%
    Corp. Bank                                                  6,059      3,511        0.0%
    Cox & Kings, Ltd.                                           7,612     21,336        0.0%
    Crompton Greaves Consumer Electricals Ltd.                 38,441     58,881        0.0%
*   Crompton Greaves, Ltd.                                     38,441     33,279        0.0%
    Cyient, Ltd.                                                6,873     47,061        0.0%
    Dalmia Bharat, Ltd.                                         1,243     15,888        0.0%
*   DCB Bank, Ltd.                                             15,230     21,426        0.0%
*   DEN Networks, Ltd.                                          6,479      8,531        0.0%
    Dena Bank                                                  26,714     11,966        0.0%
    Dewan Housing Finance Corp., Ltd.                          14,906     44,556        0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                   4,622     23,461        0.0%
    DLF, Ltd.                                                  26,079     50,868        0.0%
    EID Parry India, Ltd.                                       7,894     27,242        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    EIH, Ltd.                                                   7,925 $ 12,228        0.0%
    Engineers India, Ltd.                                       8,804   23,748        0.0%
    Escorts, Ltd.                                              10,792   27,356        0.0%
    Essel Propack, Ltd.                                         6,079   16,625        0.0%
    Eveready Industries India, Ltd.                             4,825   18,202        0.0%
    Exide Industries, Ltd.                                     32,046   70,922        0.1%
    Federal Bank, Ltd.                                        114,763   79,460        0.1%
    Finolex Cables, Ltd.                                        9,691   42,213        0.0%
*   Firstsource Solutions, Ltd.                                49,505   30,552        0.0%
    Future Retail, Ltd.                                        11,207   24,350        0.0%
    Gateway Distriparks, Ltd.                                   2,191    9,117        0.0%
    Godrej Properties, Ltd.                                     5,822   29,761        0.0%
    Great Eastern Shipping Co., Ltd. (The)                      8,188   40,470        0.0%
    Gujarat Fluorochemicals, Ltd.                               3,218   26,862        0.0%
    Gujarat Mineral Development Corp., Ltd.                    15,723   16,437        0.0%
    Gujarat State Petronet, Ltd.                               19,247   39,957        0.0%
*   Hathway Cable & Datacom, Ltd.                              30,654   17,111        0.0%
*   Himachal Futuristic Communications, Ltd.                  103,165   28,334        0.0%
    Hindalco Industries, Ltd.                                 142,311  205,675        0.1%
*   Housing Development & Infrastructure, Ltd.                 42,843   55,181        0.0%
    HSIL, Ltd.                                                  1,828    8,196        0.0%
    IDBI Bank, Ltd.                                            44,269   46,023        0.0%
    IFCI, Ltd.                                                 61,531   23,465        0.0%
    IIFL Holdings, Ltd.                                        24,794   81,315        0.1%
    IL&FS Transportation Networks, Ltd.                         3,311    3,706        0.0%
*   India Cements, Ltd. (The)                                  33,314   44,694        0.0%
    Indian Bank                                                10,148   14,910        0.0%
*   Indian Overseas Bank                                       11,082    5,199        0.0%
    Ipca Laboratories, Ltd.                                     2,704   20,234        0.0%
    J Kumar Infraprojects, Ltd.                                   820    2,900        0.0%
    Jain Irrigation Systems, Ltd.                              41,713   38,399        0.0%
*   Jaiprakash Associates, Ltd.                               148,085   16,805        0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           19,691   20,338        0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                        1,297    4,788        0.0%
    JBF Industries, Ltd.                                        3,357   10,573        0.0%
    Jindal Poly Films, Ltd.                                     1,754   12,932        0.0%
    Jindal Saw, Ltd.                                           28,520   18,429        0.0%
*   Jindal Steel & Power, Ltd.                                 37,995   39,638        0.0%
    JK Cement, Ltd.                                             1,061    9,428        0.0%
    JK Lakshmi Cement, Ltd.                                     2,854   15,011        0.0%
    JK Tyre & Industries, Ltd.                                  7,877    9,936        0.0%
    JM Financial, Ltd.                                         37,220   22,961        0.0%
    JSW Energy, Ltd.                                           66,003   66,719        0.1%
    JSW Steel, Ltd.                                            13,944  287,900        0.1%
    Jubilant Life Sciences, Ltd.                                4,468   26,865        0.0%
    Kalpataru Power Transmission, Ltd.                          3,312   10,422        0.0%
    Karnataka Bank, Ltd. (The)                                 20,633   34,736        0.0%
    Karur Vysya Bank, Ltd. (The)                                7,238   52,382        0.0%
    Kaveri Seed Co., Ltd.                                       3,892   23,048        0.0%
    KEC International, Ltd.                                     6,560   12,392        0.0%
    KPIT Technologies, Ltd.                                    13,546   32,502        0.0%
    KRBL, Ltd.                                                  4,069   13,789        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    L&T Finance Holdings, Ltd.                                 40,963 $ 44,389        0.0%
    Lakshmi Machine Works, Ltd.                                   278   14,845        0.0%
    Mahindra & Mahindra Financial Services, Ltd.               33,166  149,755        0.1%
    Mahindra Lifespace Developers, Ltd.                         1,709   11,140        0.0%
    Manappuram Finance, Ltd.                                   49,232   29,551        0.0%
    Max Financial Services, Ltd.                                3,725   20,347        0.0%
    McLeod Russel India, Ltd.                                   8,584   24,638        0.0%
    Mphasis, Ltd.                                               6,654   48,528        0.0%
    Muthoot Finance, Ltd.                                       8,348   25,748        0.0%
    National Aluminium Co., Ltd.                               46,650   32,516        0.0%
    NCC, Ltd.                                                  48,510   57,163        0.0%
    NIIT Technologies, Ltd.                                     3,874   27,390        0.0%
    Oberoi Realty, Ltd.                                         8,076   33,770        0.0%
    Omaxe, Ltd.                                                 2,772    6,155        0.0%
    Orient Cement, Ltd.                                         7,237   16,118        0.0%
    Oriental Bank of Commerce                                  12,870   17,549        0.0%
    PC Jeweller, Ltd.                                           6,576   35,450        0.0%
    Persistent Systems, Ltd.                                    4,594   51,348        0.0%
    Polaris Consulting & Services, Ltd.                           202      593        0.0%
    Power Finance Corp., Ltd.                                  32,063   86,277        0.1%
    Praj Industries, Ltd.                                      14,719   21,611        0.0%
    Prestige Estates Projects, Ltd.                            12,038   30,567        0.0%
    PTC India Financial Services, Ltd.                          8,936    5,231        0.0%
    PTC India, Ltd.                                            27,166   26,491        0.0%
    Ramco Cements, Ltd. (The)                                   6,820   46,296        0.0%
    Ratnamani Metals & Tubes, Ltd.                              2,005   14,516        0.0%
    Raymond, Ltd.                                               5,379   34,255        0.0%
    Redington India, Ltd.                                      19,357   31,692        0.0%
*   Reliance Communications, Ltd.                             127,476  107,242        0.1%
    Reliance Power, Ltd.                                       69,639   53,205        0.0%
    Rolta India, Ltd.                                           8,907   10,334        0.0%
    Rural Electrification Corp., Ltd.                          42,874  114,791        0.1%
*   Shipping Corp. of India, Ltd.                              11,298   11,886        0.0%
    Sintex Industries, Ltd.                                    31,737   39,494        0.0%
    Sobha, Ltd.                                                 4,729   20,854        0.0%
    South Indian Bank, Ltd. (The)                              97,154   26,548        0.0%
    SREI Infrastructure Finance, Ltd.                          37,294   33,424        0.0%
    SRF, Ltd.                                                   2,383   49,130        0.0%
    State Bank of Bikaner & Jaipur                              2,406   18,909        0.0%
    State Bank of Travancore                                      313    1,771        0.0%
    Sterlite Technologies, Ltd.                                24,123   32,015        0.0%
    Syndicate Bank                                             25,260   26,442        0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                         3,357   11,799        0.0%
    Tata Chemicals, Ltd.                                       10,935   66,764        0.1%
    Tata Global Beverages, Ltd.                                44,930   81,182        0.1%
    Tata Steel, Ltd.                                           45,704  242,428        0.1%
    Techno Electric & Engineering Co., Ltd.                     1,387   10,900        0.0%
    Tube Investments of India, Ltd.                             4,797   29,615        0.0%
*   TV18 Broadcast, Ltd.                                       50,108   29,303        0.0%
    UCO Bank                                                   35,320   21,079        0.0%
    Unichem Laboratories, Ltd.                                  3,486   12,905        0.0%
    Union Bank of India                                        27,772   53,192        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
INDIA -- (Continued)
*   Unitech, Ltd.                                               159,704 $   11,520        0.0%
    UPL, Ltd.                                                    38,041    308,943        0.2%
    Vardhman Textiles, Ltd.                                       2,598     33,960        0.0%
    Vedanta, Ltd.                                               106,807    166,741        0.1%
    Videocon Industries, Ltd.                                    11,739     18,886        0.0%
    Vijaya Bank                                                  20,055      9,552        0.0%
    Welspun Corp., Ltd.                                           7,544     12,550        0.0%
    Zensar Technologies, Ltd.                                     2,085     30,804        0.0%
                                                                        ----------        ---
TOTAL INDIA                                                              5,979,674        2.4%
                                                                        ----------        ---
INDONESIA -- (0.6%)
    Adaro Energy Tbk PT                                       2,003,100    110,411        0.1%
    Adhi Karya Persero Tbk PT                                    29,700      5,998        0.0%
*   Agung Podomoro Land Tbk PT                                  466,200      8,969        0.0%
    Alam Sutera Realty Tbk PT                                 1,729,800     51,734        0.0%
*   Aneka Tambang Persero Tbk PT                              1,917,480    110,311        0.1%
    Astra Agro Lestari Tbk PT                                    18,600     22,660        0.0%
    Bank Bukopin Tbk                                            371,100     16,857        0.0%
    Bank Danamon Indonesia Tbk PT                               400,100     99,677        0.1%
*   Bank Pan Indonesia Tbk PT                                   126,200      7,494        0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        418,000     29,724        0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                   382,300     13,306        0.0%
    Bank Tabungan Negara Persero Tbk PT                         649,900     86,425        0.1%
    Bekasi Fajar Industrial Estate Tbk PT                       835,100     17,808        0.0%
    BISI International Tbk PT                                   130,500     16,430        0.0%
    Ciputra Development Tbk PT                                  246,191     23,156        0.0%
    Ciputra Property Tbk PT                                     337,400     12,613        0.0%
    Ciputra Surya Tbk PT                                         90,300     14,355        0.0%
*   Eagle High Plantations Tbk PT                               938,500     20,125        0.0%
*   Garuda Indonesia Persero Tbk PT                             440,200     14,775        0.0%
    Global Mediacom Tbk PT                                    1,106,900     97,006        0.1%
    Indah Kiat Pulp & Paper Corp. Tbk PT                        221,100     16,753        0.0%
    Indo Tambangraya Megah Tbk PT                                50,300     29,683        0.0%
    Intiland Development Tbk PT                                 847,400     32,715        0.0%
    Japfa Comfeed Indonesia Tbk PT                              353,300     24,694        0.0%
*   Krakatau Steel Persero Tbk PT                               574,800     27,408        0.0%
*   Lippo Cikarang Tbk PT                                        85,400     47,284        0.0%
    Lippo Karawaci Tbk PT                                       823,400     63,265        0.0%
    Medco Energi Internasional Tbk PT                           247,700     31,384        0.0%
    Media Nusantara Citra Tbk PT                                276,900     49,074        0.0%
*   Mitra Adiperkasa Tbk PT                                      76,800     24,400        0.0%
    MNC Investama Tbk PT                                      1,204,900     15,408        0.0%
    Modernland Realty Tbk PT                                  1,269,000     36,724        0.0%
    Pan Brothers Tbk PT                                         677,300     25,444        0.0%
*   Panin Financial Tbk PT                                    1,528,100     20,912        0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT       316,800     36,710        0.0%
    Ramayana Lestari Sentosa Tbk PT                             303,000     16,067        0.0%
    Salim Ivomas Pratama Tbk PT                                 511,500     18,806        0.0%
    Sri Rejeki Isman Tbk PT                                     587,600     12,797        0.0%
    Surya Semesta Internusa Tbk PT                              300,400     15,663        0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                   91,300     48,565        0.0%
*   Tiga Pilar Sejahtera Food Tbk                               206,900     17,660        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDONESIA -- (Continued)
    Timah Persero Tbk PT                                      355,200 $   20,783        0.0%
    Tiphone Mobile Indonesia Tbk PT                           247,700     12,844        0.0%
*   Vale Indonesia Tbk PT                                     320,400     45,005        0.0%
*   Visi Media Asia Tbk PT                                    962,600     27,647        0.0%
*   XL Axiata Tbk PT                                          275,200     73,336        0.1%
                                                                      ----------        ---
TOTAL INDONESIA                                                        1,570,865        0.6%
                                                                      ----------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           122,296     37,138        0.0%
    C&C Group P.L.C.                                           48,489    218,373        0.1%
*   FBD Holdings P.L.C.                                         1,892     13,827        0.0%
    IFG Group P.L.C.                                            8,899     21,193        0.0%
    Smurfit Kappa Group P.L.C.                                 34,342    911,556        0.4%
                                                                      ----------        ---
TOTAL IRELAND                                                          1,202,087        0.5%
                                                                      ----------        ---
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                            22,368      9,480        0.0%
    Alrov Properties and Lodgings, Ltd.                           862     19,120        0.0%
    Ashtrom Properties, Ltd.                                    4,071     12,928        0.0%
*   Azorim-Investment Development & Construction Co., Ltd.     16,681     13,872        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   4,144     51,169        0.0%
    Delek Group, Ltd.                                             508     89,292        0.1%
    Delta-Galil Industries, Ltd.                                  970     26,693        0.0%
    Direct Insurance Financial Investments, Ltd.                2,079     15,918        0.0%
    El Al Israel Airlines                                      32,208     26,349        0.0%
*   Electra Consumer Products 1970, Ltd.                        1,318     10,858        0.0%
    Electra, Ltd.                                                 119     15,594        0.0%
*   Equital, Ltd.                                               1,258     21,585        0.0%
    First International Bank Of Israel, Ltd.                    5,942     75,280        0.1%
    Formula Systems 1985, Ltd.                                  1,105     35,418        0.0%
    Fox Wizel, Ltd.                                               819     14,396        0.0%
*   Hadera Paper, Ltd.                                            357     10,171        0.0%
    Harel Insurance Investments & Financial Services, Ltd.     18,869     74,198        0.0%
*   Israel Discount Bank, Ltd. Class A                        100,511    167,747        0.1%
*   Jerusalem Oil Exploration                                   1,494     62,586        0.0%
*   Kenon Holdings, Ltd.                                          913      8,131        0.0%
    Matrix IT, Ltd.                                             4,812     32,809        0.0%
*   Menora Mivtachim Holdings, Ltd.                             3,936     34,297        0.0%
    Migdal Insurance & Financial Holding, Ltd.                 34,736     25,499        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 10,941    127,257        0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                        1,986     10,134        0.0%
    Neto ME Holdings, Ltd.                                        149     11,690        0.0%
*   Nova Measuring Instruments, Ltd.                            1,232     13,564        0.0%
*   Oil Refineries, Ltd.                                      189,838     69,007        0.0%
    Paz Oil Co., Ltd.                                             815    127,222        0.1%
*   Phoenix Holdings, Ltd. (The)                               12,636     32,663        0.0%
    Plasson Industries, Ltd.                                      413     11,069        0.0%
    Shikun & Binui, Ltd.                                       24,793     47,395        0.0%
    Shufersal, Ltd.                                             8,712     29,568        0.0%
*   Union Bank of Israel                                        3,930     14,380        0.0%
                                                                      ----------        ---
TOTAL ISRAEL                                                           1,347,339        0.5%
                                                                      ----------        ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
ITALY -- (2.6%)
    Alerion Cleanpower SpA                                      4,055 $  9,021        0.0%
*   Arnoldo Mondadori Editore SpA                              29,190   33,346        0.0%
#   Astaldi SpA                                                 2,459   12,071        0.0%
*   Banca Carige SpA                                           36,731   30,133        0.0%
    Banca Popolare dell'Emilia Romagna SC                      99,170  581,490        0.3%
    Banca Popolare di Milano Scarl                            961,134  731,449        0.3%
    Banca Popolare di Sondrio SCARL                            53,183  198,923        0.1%
    Banca Profilo SpA                                          49,549   12,862        0.0%
    Banco di Desio e della Brianza SpA                          6,054   17,073        0.0%
    Banco Popolare SC                                          46,802  331,396        0.1%
    Buzzi Unicem SpA                                           11,828  224,667        0.1%
    Cementir Holding SpA                                       14,519   76,651        0.0%
    Cerved Information Solutions SpA                            8,221   66,275        0.0%
*   CIR-Compagnie Industriali Riunite SpA                      56,368   70,299        0.0%
    CNH Industrial NV                                           8,957   68,860        0.0%
    Credito Emiliano SpA                                       10,508   76,025        0.0%
*   Credito Valtellinese SC                                   180,054  140,985        0.1%
*   d'Amico International Shipping SA                          38,193   19,441        0.0%
    Danieli & C Officine Meccaniche SpA                         1,763   38,698        0.0%
    El.En. SpA                                                    330   16,327        0.0%
    Engineering SpA                                               491   37,159        0.0%
    ERG SpA                                                     7,607   99,173        0.1%
    Esprinet SpA                                                3,232   28,272        0.0%
#*  Eurotech SpA                                                6,133   10,413        0.0%
    Falck Renewables SpA                                       18,916   21,035        0.0%
*   Finmeccanica SpA                                           36,881  467,538        0.2%
*   Gruppo Editoriale L'Espresso SpA                           15,103   16,178        0.0%
*   IMMSI SpA                                                  32,899   16,449        0.0%
*   Intek Group SpA                                            39,765   10,383        0.0%
    Italcementi SpA                                            29,740  352,906        0.2%
    Italmobiliare SpA                                           1,285   55,988        0.0%
    Mediaset SpA                                               74,998  338,816        0.2%
    Mediobanca SpA                                             20,507  168,925        0.1%
    Parmalat SpA                                               35,951  100,269        0.1%
    Piaggio & C SpA                                            10,768   23,933        0.0%
*   Reno de Medici SpA                                         13,513    5,460        0.0%
#*  Retelit SpA                                                17,096   12,749        0.0%
    SAES Getters SpA                                              711    8,737        0.0%
*   Safilo Group SpA                                            4,661   41,188        0.0%
*   Saipem SpA                                                656,213  315,313        0.1%
    Salini Impregilo SpA                                       17,975   78,837        0.0%
*   Saras SpA                                                   9,266   16,185        0.0%
    Societa Cattolica di Assicurazioni SCRL                    20,831  145,016        0.1%
    Societa Iniziative Autostradali e Servizi SpA               3,816   39,912        0.0%
*   Sogefi SpA                                                  6,369   11,649        0.0%
    SOL SpA                                                       986    8,700        0.0%
    Trevi Finanziaria Industriale SpA                           9,084   14,677        0.0%
    Unione di Banche Italiane SpA                             148,196  629,922        0.3%
    Unipol Gruppo Finanziario SpA                              63,734  273,631        0.1%
    UnipolSai SpA                                             124,888  292,244        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
ITALY -- (Continued)
    Vittoria Assicurazioni SpA                                 3,116 $   31,743        0.0%
                                                                     ----------        ---
TOTAL ITALY                                                           6,429,392        2.6%
                                                                     ----------        ---
JAPAN -- (16.5%)
    77 Bank, Ltd. (The)                                       33,000    115,776        0.1%
    Achilles Corp.                                            22,000     28,106        0.0%
    ADEKA Corp.                                                8,200    114,996        0.1%
    Aderans Co., Ltd.                                          4,400     22,122        0.0%
    Ahresty Corp.                                              4,400     28,720        0.0%
    Aichi Bank, Ltd. (The)                                     1,300     59,158        0.0%
    Aichi Steel Corp.                                         19,000     80,520        0.0%
    Aida Engineering, Ltd.                                     8,600     78,461        0.0%
    Airport Facilities Co., Ltd.                               4,000     17,715        0.0%
    Aisan Industry Co., Ltd.                                   4,100     30,359        0.0%
*   Akebono Brake Industry Co., Ltd.                           9,900     25,548        0.0%
    Akita Bank, Ltd. (The)                                    33,000     88,148        0.1%
    Alconix Corp.                                              1,200     17,332        0.0%
    Alinco, Inc.                                               2,700     25,473        0.0%
    Alpen Co., Ltd.                                            3,600     61,435        0.0%
    Alpine Electronics, Inc.                                   5,600     68,926        0.0%
    Amada Holdings Co., Ltd.                                  32,900    330,529        0.2%
    Anritsu Corp.                                             10,300     61,263        0.0%
    AOI Pro, Inc.                                              1,100      8,733        0.0%
    AOKI Holdings, Inc.                                        6,000     69,621        0.0%
    Aomori Bank, Ltd. (The)                                   18,000     55,135        0.0%
    Aoyama Trading Co., Ltd.                                   9,100    339,290        0.2%
    Arakawa Chemical Industries, Ltd.                          3,000     25,469        0.0%
    Arata Corp.                                                  600     13,574        0.0%
    Arcland Sakamoto Co., Ltd.                                 3,800     39,456        0.0%
    Arcs Co., Ltd.                                             3,400     79,820        0.0%
    Asahi Holdings, Inc.                                       1,900     25,535        0.0%
    Asahi Kogyosha Co., Ltd.                                   4,000     16,908        0.0%
    ASAHI YUKIZAI Corp.                                       13,000     24,532        0.0%
    Asanuma Corp.                                              8,000     18,351        0.0%
    Ashikaga Holdings Co., Ltd.                               12,000     35,308        0.0%
    Ashimori Industry Co., Ltd.                                9,000     12,540        0.0%
    Asia Pile Holdings Corp.                                   2,000      7,464        0.0%
    Asunaro Aoki Construction Co., Ltd.                        4,500     27,668        0.0%
    Awa Bank, Ltd. (The)                                      23,000    116,967        0.1%
    Bando Chemical Industries, Ltd.                            9,000     43,865        0.0%
    Bank of Iwate, Ltd. (The)                                  2,600     98,164        0.1%
    Bank of Nagoya, Ltd. (The)                                20,000     66,328        0.0%
    Bank of Okinawa, Ltd. (The)                                1,900     62,718        0.0%
    Bank of Saga, Ltd. (The)                                  23,000     46,533        0.0%
    Bank of the Ryukyus, Ltd.                                  7,000     80,835        0.1%
    Belluna Co., Ltd.                                          9,000     45,250        0.0%
    Brother Industries, Ltd.                                  30,200    342,358        0.2%
    C Uyemura & Co., Ltd.                                        300     12,869        0.0%
    Calsonic Kansei Corp.                                     14,000     95,622        0.1%
    Canon Electronics, Inc.                                    2,000     28,887        0.0%
    Cawachi, Ltd.                                              3,400     79,634        0.0%
    Central Glass Co., Ltd.                                   35,000    195,116        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Chiba Kogyo Bank, Ltd. (The)                                5,400 $ 23,703        0.0%
    Chiyoda Integre Co., Ltd.                                   1,400   27,992        0.0%
    Chori Co., Ltd.                                             1,100   15,839        0.0%
    Chubu Shiryo Co., Ltd.                                      3,100   23,170        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             20,000   36,747        0.0%
    Chugoku Bank, Ltd. (The)                                   22,000  227,424        0.1%
    Chugoku Marine Paints, Ltd.                                 7,000   49,590        0.0%
    Chukyo Bank, Ltd. (The)                                    13,000   26,874        0.0%
    Chuo Gyorui Co., Ltd.                                       5,000   12,246        0.0%
    Chuo Spring Co., Ltd.                                       7,000   19,139        0.0%
    Citizen Holdings Co., Ltd.                                 30,800  173,730        0.1%
    CKD Corp.                                                   6,400   52,005        0.0%
    Cleanup Corp.                                               4,700   30,352        0.0%
#*  CMK Corp.                                                   9,600   35,930        0.0%
    Coca-Cola East Japan Co., Ltd.                              7,600  139,239        0.1%
    Coca-Cola West Co., Ltd.                                    7,700  208,720        0.1%
    Computer Engineering & Consulting, Ltd.                     2,200   31,881        0.0%
*   Concordia Financial Group, Ltd.                            13,525   65,134        0.0%
    Cosmo Energy Holdings Co., Ltd.                             6,300   79,938        0.0%
    CTI Engineering Co., Ltd.                                   2,500   22,419        0.0%
    Dai Nippon Toryo Co., Ltd.                                  6,000   10,492        0.0%
    Dai-Dan Co., Ltd.                                           5,000   35,445        0.0%
    Dai-ichi Seiko Co., Ltd.                                    1,900   21,017        0.0%
    Daibiru Corp.                                               5,700   49,739        0.0%
    Daido Metal Co., Ltd.                                       3,200   23,509        0.0%
    Daido Steel Co., Ltd.                                      31,000  104,744        0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.                     2,000   10,842        0.0%
    Daihen Corp.                                               13,000   64,762        0.0%
    Daiho Corp.                                                10,000   42,399        0.0%
    Daiichi Jitsugyo Co., Ltd.                                  4,000   18,186        0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                        500   13,597        0.0%
    Daiken Corp.                                               10,000   28,389        0.0%
    Daiki Aluminium Industry Co., Ltd.                          6,000   15,154        0.0%
    Daikoku Denki Co., Ltd.                                     1,000   12,018        0.0%
    Daikyo, Inc.                                               38,000   60,852        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.     4,000   16,506        0.0%
    Daio Paper Corp.                                            8,800   86,787        0.1%
    Daisan Bank, Ltd. (The)                                    12,000   17,078        0.0%
    Daishi Bank, Ltd. (The)                                    42,000  145,587        0.1%
*   Daishinku Corp.                                             6,000   13,333        0.0%
    Daito Bank, Ltd. (The)                                     27,000   43,195        0.0%
    Daiwabo Holdings Co., Ltd.                                 28,000   55,072        0.0%
    DC Co., Ltd.                                                3,300   10,086        0.0%
    DCM Holdings Co., Ltd.                                     14,500  109,621        0.1%
    Denka Co., Ltd.                                            42,000  176,802        0.1%
    Denyo Co., Ltd.                                             1,300   13,945        0.0%
    DIC Corp.                                                 102,000  234,631        0.1%
    DKS Co., Ltd.                                              10,000   31,146        0.0%
    DMG Mori Co., Ltd.                                         12,700  142,487        0.1%
    Doutor Nichires Holdings Co., Ltd.                          3,400   59,691        0.0%
    Dowa Holdings Co., Ltd.                                    29,000  181,699        0.1%
    DSB Co., Ltd.                                               1,700   11,583        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Dunlop Sports Co., Ltd.                                     1,600 $ 14,605        0.0%
    Eagle Industry Co., Ltd.                                    2,800   36,813        0.0%
    Ebara Corp.                                                50,000  227,655        0.1%
    Ebara Jitsugyo Co., Ltd.                                    1,000   11,624        0.0%
    EDION Corp.                                                19,600  158,588        0.1%
    Ehime Bank, Ltd. (The)                                     22,000   45,658        0.0%
    Eidai Co., Ltd.                                             3,000   11,397        0.0%
    Eighteenth Bank, Ltd. (The)                                30,000   70,825        0.0%
    Elematec Corp.                                              1,100   18,836        0.0%
    Endo Lighting Corp.                                         1,100    9,444        0.0%
    ESPEC Corp.                                                 3,600   48,145        0.0%
    Excel Co., Ltd.                                             1,800   23,015        0.0%
    Exedy Corp.                                                 2,600   60,685        0.0%
    F-Tech, Inc.                                                1,700   16,074        0.0%
    FALCO HOLDINGS Co., Ltd.                                    1,200   15,036        0.0%
    FCC Co., Ltd.                                               4,100   68,535        0.0%
    Ferrotec Corp.                                              6,300   61,261        0.0%
    FIDEA Holdings Co., Ltd.                                   19,000   29,929        0.0%
    Fields Corp.                                                1,900   28,287        0.0%
    Foster Electric Co., Ltd.                                   3,000   62,423        0.0%
    Fudo Tetra Corp.                                           15,400   18,931        0.0%
    Fuji Corp., Ltd.                                            2,700   17,038        0.0%
    Fuji Electric Co., Ltd.                                    14,000   59,573        0.0%
    Fuji Kiko Co., Ltd.                                         3,200   12,712        0.0%
*   Fuji Oil Co., Ltd.                                          5,200   16,080        0.0%
    Fuji Oil Holdings, Inc.                                     1,400   26,043        0.0%
    Fuji Pharma Co., Ltd.                                         900   15,865        0.0%
    Fuji Soft, Inc.                                             2,300   52,165        0.0%
    Fujibo Holdings, Inc.                                      15,000   29,161        0.0%
    Fujikura Kasei Co., Ltd.                                    2,800   12,614        0.0%
    Fujikura Rubber, Ltd.                                       3,100   12,508        0.0%
    Fujikura, Ltd.                                             68,000  329,614        0.2%
    Fujimi, Inc.                                                1,900   25,181        0.0%
    Fujimori Kogyo Co., Ltd.                                    1,600   37,091        0.0%
*   Fujisash Co., Ltd.                                         12,900   11,402        0.0%
    Fujitec Co., Ltd.                                           4,100   40,541        0.0%
    Fujitsu Frontech, Ltd.                                      2,800   25,567        0.0%
    FuKoKu Co., Ltd.                                            1,800   14,366        0.0%
    Fukuda Corp.                                                4,000   43,761        0.0%
    Fukui Bank, Ltd. (The)                                     18,000   34,573        0.0%
    Fukuoka Financial Group, Inc.                             104,000  355,523        0.2%
    Fukushima Bank, Ltd. (The)                                 26,000   21,923        0.0%
    Fukuyama Transporting Co., Ltd.                            17,000   87,086        0.1%
    Furukawa Co., Ltd.                                         39,000   56,417        0.0%
    Furukawa Electric Co., Ltd.                                79,000  193,418        0.1%
    Furuno Electric Co., Ltd.                                   2,900   16,374        0.0%
    Furusato Industries, Ltd.                                   1,000   15,076        0.0%
    Fuso Pharmaceutical Industries, Ltd.                        7,000   16,813        0.0%
    Futaba Industrial Co., Ltd.                                 5,400   24,995        0.0%
    Fuyo General Lease Co., Ltd.                                2,100   88,185        0.1%
    G-Tekt Corp.                                                2,500   26,229        0.0%
    Gakken Holdings Co., Ltd.                                   6,000   13,548        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Gecoss Corp.                                                2,300 $ 23,443        0.0%
    GLOBERIDE, Inc.                                               500    6,249        0.0%
    Godo Steel, Ltd.                                           31,000   56,369        0.0%
    Goldcrest Co., Ltd.                                         2,300   32,933        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                          9,000   25,031        0.0%
    Gunma Bank, Ltd. (The)                                     49,000  194,006        0.1%
    Gunze, Ltd.                                                40,000  111,777        0.1%
    H-One Co., Ltd.                                               600    2,904        0.0%
    H2O Retailing Corp.                                         5,800   95,172        0.1%
    Hachijuni Bank, Ltd. (The)                                 54,000  236,079        0.1%
    Hagihara Industries, Inc.                                     700   16,520        0.0%
    Hakuto Co., Ltd.                                            3,000   25,109        0.0%
    Hamakyorex Co., Ltd.                                          900   16,130        0.0%
    Hanwa Co., Ltd.                                            26,000  116,195        0.1%
    Happinet Corp.                                              2,800   23,380        0.0%
    Harima Chemicals Group, Inc.                                2,900   13,351        0.0%
    Haruyama Trading Co., Ltd.                                  2,000   14,477        0.0%
    Heiwa Real Estate Co., Ltd.                                 5,600   69,417        0.0%
    Heiwado Co., Ltd.                                           3,900   79,956        0.0%
    HI-LEX Corp.                                                2,200   56,745        0.0%
    Hiroshima Bank, Ltd. (The)                                 66,000  238,941        0.1%
    Hitachi Capital Corp.                                       6,000  128,146        0.1%
    Hitachi Chemical Co., Ltd.                                  6,500  109,159        0.1%
    Hitachi Construction Machinery Co., Ltd.                   11,700  185,759        0.1%
    Hitachi Koki Co., Ltd.                                      6,000   40,592        0.0%
    Hitachi Transport System, Ltd.                              4,800   80,441        0.0%
    Hitachi Zosen Corp.                                        20,200  102,527        0.1%
    Hodogaya Chemical Co., Ltd.                                10,000   20,310        0.0%
    Hokkaido Coca-Cola Bottling Co., Ltd.                       3,000   16,688        0.0%
    Hokkan Holdings, Ltd.                                       8,000   24,117        0.0%
    Hokko Chemical Industry Co., Ltd.                           4,000   11,448        0.0%
    Hokkoku Bank, Ltd. (The)                                   40,000  113,077        0.1%
    Hokuetsu Bank, Ltd. (The)                                  30,000   51,484        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             30,100  190,335        0.1%
    Hokuhoku Financial Group, Inc.                            154,000  193,892        0.1%
    Hokuriku Electric Industry Co., Ltd.                       12,000   14,553        0.0%
    Honeys Co., Ltd.                                            1,300   13,418        0.0%
    Hoosiers Holdings                                           3,600   16,366        0.0%
    Hyakugo Bank, Ltd. (The)                                   27,000   99,532        0.1%
    Hyakujushi Bank, Ltd. (The)                                29,000   83,758        0.1%
    Ibiden Co., Ltd.                                           13,700  172,408        0.1%
    IBJ Leasing Co., Ltd.                                       2,400   41,319        0.0%
    Ichikoh Industries, Ltd.                                    9,000   20,058        0.0%
    Ichinen Holdings Co., Ltd.                                  2,900   25,763        0.0%
    Ihara Chemical Industry Co., Ltd.                           4,000   51,206        0.0%
    IHI Corp.                                                 141,000  305,758        0.1%
    Iino Kaiun Kaisha, Ltd.                                     7,300   28,410        0.0%
    IJT Technology Holdings Co., Ltd.                           1,600    3,906        0.0%
    Ikegami Tsushinki Co., Ltd.                                11,000   13,398        0.0%
    Imasen Electric Industrial                                  2,100   18,479        0.0%
    Inaba Denki Sangyo Co., Ltd.                                2,500   78,497        0.0%
    Inabata & Co., Ltd.                                        10,100   98,377        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Ines Corp.                                                  8,400 $ 87,727        0.1%
    Inui Global Logistics Co., Ltd.                             2,200   17,658        0.0%
    Iseki & Co., Ltd.                                          19,000   40,434        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                               40,000   27,496        0.0%
    Itochu Enex Co., Ltd.                                       7,000   57,309        0.0%
    Itoki Corp.                                                 7,300   45,871        0.0%
    IwaiCosmo Holdings, Inc.                                    2,100   19,577        0.0%
    Iwaki & Co., Ltd.                                           6,000   11,391        0.0%
    Iwasaki Electric Co., Ltd.                                 13,000   22,173        0.0%
    Iyo Bank, Ltd. (The)                                       33,400  219,475        0.1%
    J Trust Co., Ltd.                                           8,800   66,705        0.0%
    J-Oil Mills, Inc.                                          15,000   48,348        0.0%
    Jaccs Co., Ltd.                                            14,000   55,175        0.0%
*   Janome Sewing Machine Co., Ltd.                             3,300   17,957        0.0%
    Japan Aviation Electronics Industry, Ltd.                   6,000   80,093        0.0%
    Japan Cash Machine Co., Ltd.                                1,300   10,550        0.0%
*   Japan Display, Inc.                                        42,900   82,119        0.1%
    Japan Drilling Co., Ltd.                                      500   11,336        0.0%
    Japan Pulp & Paper Co., Ltd.                               12,000   35,577        0.0%
    Japan Securities Finance Co., Ltd.                          8,800   34,288        0.0%
    Japan Steel Works, Ltd. (The)                              28,000  108,476        0.1%
    Japan Transcity Corp.                                       7,000   22,979        0.0%
    Japan Wool Textile Co., Ltd. (The)                          6,000   41,891        0.0%
    JBCC Holdings, Inc.                                         1,700   10,476        0.0%
    JMS Co., Ltd.                                               6,000   16,019        0.0%
    Joban Kosan Co., Ltd.                                       9,000   12,708        0.0%
    Joshin Denki Co., Ltd.                                      2,000   15,870        0.0%
    Joyo Bank, Ltd. (The)                                      84,000  292,749        0.1%
    JSP Corp.                                                     400    6,885        0.0%
    Juki Corp.                                                  3,400   29,914        0.0%
    Juroku Bank, Ltd. (The)                                    40,000  118,093        0.1%
    JVC Kenwood Corp.                                          24,900   61,884        0.0%
    Kaga Electronics Co., Ltd.                                  2,700   31,922        0.0%
    Kamei Corp.                                                 5,900   53,156        0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                               4,000   22,397        0.0%
    Kandenko Co., Ltd.                                         15,000  106,662        0.1%
    Kanematsu Corp.                                            24,000   36,143        0.0%
    Kansai Urban Banking Corp.                                  3,000   28,448        0.0%
    Kasai Kogyo Co., Ltd.                                       2,300   22,053        0.0%
    Kato Sangyo Co., Ltd.                                       2,600   63,920        0.0%
    Kato Works Co., Ltd.                                       12,000   45,927        0.0%
    KAWADA TECHNOLOGIES, Inc.                                     600   18,286        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.             900   16,387        0.0%
    Kawasaki Kisen Kaisha, Ltd.                               122,000  260,131        0.1%
    Keihanshin Building Co., Ltd.                               4,300   23,284        0.0%
    Keihin Corp.                                                5,300   77,008        0.0%
    Keiyo Bank, Ltd. (The)                                     33,000  120,630        0.1%
    Keiyo Co., Ltd.                                             3,600   17,514        0.0%
    Kinden Corp.                                               17,500  205,541        0.1%
    Kintetsu World Express, Inc.                                4,000   52,336        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        6,000   41,777        0.0%
    Kirindo Holdings Co., Ltd.                                    600    5,546        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Kita-Nippon Bank, Ltd. (The)                                1,400 $ 35,496        0.0%
    Kitagawa Iron Works Co., Ltd.                              12,000   21,399        0.0%
    Kitano Construction Corp.                                   6,000   14,409        0.0%
    Kito Corp.                                                  1,900   13,097        0.0%
    Kitz Corp.                                                  4,200   17,025        0.0%
    Kiyo Bank, Ltd. (The)                                       8,300   99,650        0.1%
    Koa Corp.                                                   3,600   25,336        0.0%
    Kobe Steel, Ltd.                                          441,000  423,457        0.2%
    Kohnan Shoji Co., Ltd.                                      7,000  119,395        0.1%
    Kohsoku Corp.                                               1,500   11,676        0.0%
*   Kojima Co., Ltd.                                            5,800   13,831        0.0%
    Kokuyo Co., Ltd.                                           16,800  220,103        0.1%
    KOMAIHALTEC, Inc.                                           6,000   12,855        0.0%
    Komatsu Wall Industry Co., Ltd.                             1,200   18,707        0.0%
    Komeri Co., Ltd.                                            3,800   95,291        0.1%
    Konaka Co., Ltd.                                            4,200   20,344        0.0%
    Kondotec, Inc.                                              1,800   14,544        0.0%
    Konishi Co., Ltd.                                           4,000   50,204        0.0%
    Konoike Transport Co., Ltd.                                 2,300   26,805        0.0%
    Krosaki Harima Corp.                                        9,000   19,922        0.0%
    KRS Corp.                                                   1,200   29,793        0.0%
    KU Holdings Co., Ltd.                                       2,600   17,076        0.0%
    Kurabo Industries, Ltd.                                    46,000   80,809        0.1%
    Kureha Corp.                                               17,000   58,320        0.0%
    Kurimoto, Ltd.                                             16,000   24,149        0.0%
    Kuriyama Holdings Corp.                                     1,000    9,108        0.0%
    Kuroda Electric Co., Ltd.                                   5,100   78,647        0.0%
    KYB Corp.                                                  26,000   86,891        0.1%
    Kyodo Printing Co., Ltd.                                   16,000   47,308        0.0%
    Kyoei Steel, Ltd.                                           4,600   71,071        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            6,800   66,972        0.0%
    Kyokuto Securities Co., Ltd.                                2,000   23,164        0.0%
    KYORIN Holdings, Inc.                                       4,700   92,737        0.1%
    Kyosan Electric Manufacturing Co., Ltd.                     5,000   15,588        0.0%
    Kyowa Exeo Corp.                                           10,000  113,048        0.1%
    Kyowa Leather Cloth Co., Ltd.                               2,700   20,376        0.0%
    Kyushu Financial Group, Inc.                               22,200  116,525        0.1%
    LEC, Inc.                                                   1,000   12,427        0.0%
    Lintec Corp.                                                5,300  101,600        0.1%
    Macnica Fuji Electronics Holdings, Inc.                     4,700   52,046        0.0%
    Maeda Corp.                                                28,000  213,907        0.1%
    Maeda Road Construction Co., Ltd.                           7,000  127,528        0.1%
    Makino Milling Machine Co., Ltd.                           11,000   66,087        0.0%
    Marubun Corp.                                               3,500   24,060        0.0%
    Marudai Food Co., Ltd.                                     24,000  100,361        0.1%
    Maruka Machinery Co., Ltd.                                  1,000   11,808        0.0%
    Maruwa Co., Ltd.                                              800   22,717        0.0%
    Maruzen Showa Unyu Co., Ltd.                               11,000   40,891        0.0%
    Matsui Construction Co., Ltd.                               3,500   24,291        0.0%
    Max Co., Ltd.                                               2,000   21,336        0.0%
    Maxvalu Nishinihon Co., Ltd.                                  800   11,615        0.0%
    Megachips Corp.                                             1,600   16,451        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Meisei Industrial Co., Ltd.                                 3,700 $ 16,805        0.0%
    Meiwa Estate Co., Ltd.                                      2,900   16,193        0.0%
    Michinoku Bank, Ltd. (The)                                 24,000   39,269        0.0%
    Mie Bank, Ltd. (The)                                        8,000   14,946        0.0%
    Mikuni Corp.                                                1,300    4,188        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     3,400   32,631        0.0%
    Minato Bank, Ltd. (The)                                    21,000   30,103        0.0%
    Ministop Co., Ltd.                                          1,700   27,442        0.0%
    Mirait Holdings Corp.                                       6,900   60,481        0.0%
    Misawa Homes Co., Ltd.                                      2,400   16,567        0.0%
    Mitani Corp.                                                1,300   37,460        0.0%
    Mitani Sekisan Co., Ltd.                                      400    6,194        0.0%
    Mito Securities Co., Ltd.                                   6,900   17,952        0.0%
    Mitsuba Corp.                                               4,100   58,697        0.0%
    Mitsubishi Gas Chemical Co., Inc.                          53,000  290,642        0.1%
    Mitsubishi Materials Corp.                                  9,000   28,546        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       3,600   16,253        0.0%
*   Mitsubishi Paper Mills, Ltd.                               46,000   35,033        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   26,000   43,302        0.0%
    Mitsuboshi Belting, Ltd.                                    5,000   39,546        0.0%
    Mitsui Chemicals, Inc.                                     98,000  325,021        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                92,000  142,073        0.1%
    Mitsui High-Tec, Inc.                                       5,300   32,493        0.0%
    Mitsui Home Co., Ltd.                                       3,000   13,724        0.0%
    Mitsui Matsushima Co., Ltd.                                16,000   16,616        0.0%
    Mitsui Mining & Smelting Co., Ltd.                         79,000  148,260        0.1%
    Mitsui OSK Lines, Ltd.                                    155,000  329,382        0.2%
    Mitsui Sugar Co., Ltd.                                     11,000   49,614        0.0%
    Mitsui-Soko Holdings Co., Ltd.                             14,000   37,483        0.0%
    Mitsumi Electric Co., Ltd.                                 10,600   51,386        0.0%
    Miyazaki Bank, Ltd. (The)                                  28,000   71,062        0.0%
    Mizuno Corp.                                                6,000   28,503        0.0%
    Modec, Inc.                                                 1,900   28,919        0.0%
    Monex Group, Inc.                                          22,100   57,012        0.0%
    MORESCO Corp.                                               1,200   12,808        0.0%
    Morinaga Milk Industry Co., Ltd.                            9,000   47,192        0.0%
    Mory Industries, Inc.                                       5,000   13,506        0.0%
    Mr Max Corp.                                                4,600   12,518        0.0%
    Musashi Seimitsu Industry Co., Ltd.                         2,300   43,903        0.0%
    Musashino Bank, Ltd. (The)                                  4,500  113,340        0.1%
    Mutoh Holdings Co., Ltd.                                    7,000   14,480        0.0%
    Nachi-Fujikoshi Corp.                                      19,000   61,214        0.0%
    Nafco Co., Ltd.                                               100    1,648        0.0%
    Nagano Bank, Ltd. (The)                                    10,000   17,226        0.0%
    Nagase & Co., Ltd.                                         12,600  139,716        0.1%
    Nakabayashi Co., Ltd.                                       8,000   19,936        0.0%
    Nanto Bank, Ltd. (The)                                     22,000   62,203        0.0%
    NDS Co., Ltd.                                               7,000   19,026        0.0%
    NEC Capital Solutions, Ltd.                                 1,500   20,865        0.0%
    NEC Networks & System Integration Corp.                     2,700   41,873        0.0%
    NET One Systems Co., Ltd.                                   9,200   47,771        0.0%
    NHK Spring Co., Ltd.                                       19,100  168,116        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Nice Holdings, Inc.                                        12,000 $ 15,132        0.0%
    Nichias Corp.                                               9,000   58,298        0.0%
    Nichiban Co., Ltd.                                          5,000   29,167        0.0%
    Nichiha Corp.                                               2,800   42,681        0.0%
    Nichii Gakkan Co.                                           3,900   29,391        0.0%
    Nichireki Co., Ltd.                                         5,000   35,910        0.0%
    Nichirin Co., Ltd.                                            500    5,283        0.0%
    Nihon Dempa Kogyo Co., Ltd.                                 3,100   20,122        0.0%
    Nihon Eslead Corp.                                          1,600   14,926        0.0%
    Nihon Flush Co., Ltd.                                       1,700   15,950        0.0%
    Nihon House Holdings Co., Ltd.                              3,700   12,471        0.0%
    Nihon Nohyaku Co., Ltd.                                     4,800   25,107        0.0%
    Nihon Plast Co., Ltd.                                         400    3,247        0.0%
    Nihon Tokushu Toryo Co., Ltd.                                 700    5,465        0.0%
    Nihon Yamamura Glass Co., Ltd.                             14,000   21,064        0.0%
    Nikkiso Co., Ltd.                                           6,100   46,978        0.0%
    Nikko Co., Ltd.                                             5,000   14,997        0.0%
    Nikkon Holdings Co., Ltd.                                   9,600  178,290        0.1%
    Nippo Corp.                                                 6,000   99,484        0.1%
    Nippon Carbon Co., Ltd.                                    13,000   26,292        0.0%
    Nippon Chemi-Con Corp.                                     30,000   39,935        0.0%
    Nippon Chemical Industrial Co., Ltd.                       18,000   33,597        0.0%
    Nippon Coke & Engineering Co., Ltd.                        20,500   14,793        0.0%
    Nippon Concrete Industries Co., Ltd.                        8,200   20,694        0.0%
    Nippon Denko Co., Ltd.                                     20,700   33,181        0.0%
    Nippon Electric Glass Co., Ltd.                            54,000  285,899        0.1%
    Nippon Fine Chemical Co., Ltd.                              1,700   11,694        0.0%
    Nippon Flour Mills Co., Ltd.                               12,000   92,642        0.1%
    Nippon Hume Corp.                                           4,500   23,708        0.0%
    Nippon Kayaku Co., Ltd.                                     2,000   21,472        0.0%
*   Nippon Kinzoku Co., Ltd.                                    9,000    8,070        0.0%
    Nippon Koei Co., Ltd.                                      12,000   38,635        0.0%
    Nippon Light Metal Holdings Co., Ltd.                      81,200  143,293        0.1%
    Nippon Paper Industries Co., Ltd.                          13,100  251,725        0.1%
    Nippon Piston Ring Co., Ltd.                                1,500   20,014        0.0%
    Nippon Road Co., Ltd. (The)                                16,000   74,167        0.0%
*   Nippon Sheet Glass Co., Ltd.                              162,000  126,499        0.1%
    Nippon Signal Co., Ltd.                                     5,500   45,784        0.0%
    Nippon Soda Co., Ltd.                                      18,000   94,057        0.1%
    Nippon Steel & Sumikin Bussan Corp.                        23,000   81,251        0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          3,000   18,103        0.0%
    Nippon Thompson Co., Ltd.                                   8,000   28,869        0.0%
    Nippon Valqua Industries, Ltd.                              6,000   15,690        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               34,500   44,576        0.0%
    Nippon Yusen K.K.                                         212,000  415,313        0.2%
    Nipro Corp.                                                 1,900   18,509        0.0%
    Nishi-Nippon City Bank, Ltd. (The)                         80,000  144,340        0.1%
    Nishimatsu Construction Co., Ltd.                          30,000  131,006        0.1%
    Nishio Rent All Co., Ltd.                                   1,100   28,927        0.0%
    Nissan Shatai Co., Ltd.                                     8,800   85,903        0.1%
    Nissei Plastic Industrial Co., Ltd.                         1,800   10,627        0.0%
    Nisshin Fudosan Co.                                         7,500   24,373        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Nisshin Oillio Group, Ltd. (The)                          22,000 $ 93,501        0.1%
    Nisshin Steel Co., Ltd.                                   14,500  194,116        0.1%
    Nisshinbo Holdings, Inc.                                  16,600  180,749        0.1%
    Nissin Corp.                                               8,000   22,712        0.0%
    Nissin Kogyo Co., Ltd.                                     3,700   51,172        0.0%
    Nittetsu Mining Co., Ltd.                                 15,000   55,467        0.0%
    Nitto Kogyo Corp.                                          2,700   42,749        0.0%
    Nitto Kohki Co., Ltd.                                        600   11,809        0.0%
    Nittoku Engineering Co., Ltd.                                300    2,722        0.0%
    NOF Corp.                                                 10,000   78,714        0.0%
    Nohmi Bosai, Ltd.                                          1,800   25,204        0.0%
    NOK Corp.                                                 13,000  215,458        0.1%
    Nomura Real Estate Holdings, Inc.                         16,100  294,232        0.1%
    Noritake Co., Ltd.                                         9,000   19,867        0.0%
    Noritz Corp.                                               3,100   51,832        0.0%
    North Pacific Bank, Ltd.                                  38,800   98,366        0.1%
    NS United Kaiun Kaisha, Ltd.                              22,000   29,953        0.0%
    NTN Corp.                                                 57,000  176,625        0.1%
    Obayashi Road Corp.                                        6,000   42,876        0.0%
    Odelic Co., Ltd.                                             300    8,991        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           40,000  123,063        0.1%
    Ohashi Technica, Inc.                                      1,400   15,346        0.0%
    Oiles Corp.                                                2,100   34,053        0.0%
    Oita Bank, Ltd. (The)                                     30,000   91,661        0.1%
    Okabe Co., Ltd.                                            3,500   25,891        0.0%
    Okamura Corp.                                              3,500   32,363        0.0%
    Okasan Securities Group, Inc.                             20,000  105,538        0.1%
    OKK Corp.                                                 13,000   12,685        0.0%
    OKUMA Corp.                                               13,000  101,421        0.1%
    Okumura Corp.                                              7,000   36,666        0.0%
    Okura Industrial Co., Ltd.                                 9,000   23,596        0.0%
    Okuwa Co., Ltd.                                            2,000   21,434        0.0%
    Olympic Group Corp.                                        2,600   13,931        0.0%
    Onoken Co., Ltd.                                           2,900   30,818        0.0%
    Onward Holdings Co., Ltd.                                 13,000   89,684        0.1%
    Organo Corp.                                               1,000    3,844        0.0%
    Osaka Soda Co., Ltd.                                       9,000   34,146        0.0%
    Osaka Steel Co., Ltd.                                      4,100   67,159        0.0%
    Osaki Electric Co., Ltd.                                   6,000   42,885        0.0%
    Pacific Industrial Co., Ltd.                               9,000   86,904        0.1%
*   Pacific Metals Co., Ltd.                                   9,000   28,796        0.0%
    Pack Corp. (The)                                           1,200   28,235        0.0%
    PALTAC Corp.                                               4,000   70,995        0.0%
    PanaHome Corp.                                             8,000   62,380        0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                2,800   14,462        0.0%
    Parco Co., Ltd.                                            2,000   16,844        0.0%
    Piolax, Inc.                                               2,000  105,071        0.1%
*   Pioneer Corp.                                             27,000   72,352        0.0%
    Press Kogyo Co., Ltd.                                     13,600   46,672        0.0%
    Pressance Corp.                                              500   17,551        0.0%
    Proto Corp.                                                  900   11,804        0.0%
    PS Mitsubishi Construction Co., Ltd.                       2,700    9,870        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Rengo Co., Ltd.                                           30,000 $163,362        0.1%
    Rheon Automatic Machinery Co., Ltd.                        2,600   14,368        0.0%
    Ricoh Leasing Co., Ltd.                                    2,500   72,229        0.0%
    Riken Corp.                                                5,000   16,142        0.0%
    Riken Technos Corp.                                        7,500   26,998        0.0%
    Riso Kagaku Corp.                                          1,500   23,400        0.0%
    Round One Corp.                                           12,200   71,603        0.0%
    Ryobi, Ltd.                                               22,000   79,808        0.0%
    Ryoden Trading Co., Ltd.                                   7,000   40,813        0.0%
    Ryosan Co., Ltd.                                           4,400  105,423        0.1%
    Sakai Chemical Industry Co., Ltd.                         20,000   55,036        0.0%
    Sakai Ovex Co., Ltd.                                       7,000   10,686        0.0%
    Sakata INX Corp.                                           4,000   45,179        0.0%
    Sala Corp.                                                 2,700   13,893        0.0%
    SAMTY Co., Ltd.                                            1,300   12,551        0.0%
    San-Ai Oil Co., Ltd.                                      10,000   70,084        0.0%
    San-In Godo Bank, Ltd. (The)                              33,000  212,615        0.1%
    Sanden Holdings Corp.                                     19,000   56,033        0.0%
    Sanken Electric Co., Ltd.                                 12,000   39,783        0.0%
    Sankyo Tateyama, Inc.                                      2,000   27,682        0.0%
    Sanoh Industrial Co., Ltd.                                 2,800   15,323        0.0%
    Sansha Electric Manufacturing Co., Ltd.                      300    1,481        0.0%
    Sanshin Electronics Co., Ltd.                              3,900   32,199        0.0%
    Sanyo Chemical Industries, Ltd.                            6,000   46,336        0.0%
    Sanyo Denki Co., Ltd.                                      3,000   14,732        0.0%
    Sanyo Housing Nagoya Co., Ltd.                               700    6,288        0.0%
    Sanyo Special Steel Co., Ltd.                             19,000   86,471        0.1%
    Sanyo Trading Co., Ltd.                                      700    9,312        0.0%
    Satori Electric Co., Ltd.                                  2,500   17,174        0.0%
    Sawada Holdings Co., Ltd.                                  1,700   16,812        0.0%
    Saxa Holdings, Inc.                                       13,000   23,877        0.0%
    SBI Holdings, Inc.                                        29,600  306,470        0.1%
    SBS Holdings, Inc.                                         1,900   11,692        0.0%
    Scroll Corp.                                               3,300   12,763        0.0%
    Seikitokyu Kogyo Co., Ltd.                                 2,600   11,365        0.0%
    Seiko Holdings Corp.                                      17,000   63,674        0.0%
    Seino Holdings Co., Ltd.                                  19,000  193,105        0.1%
    Seiren Co., Ltd.                                           3,700   38,044        0.0%
    Sekisui Plastics Co., Ltd.                                11,000   35,101        0.0%
    Senshu Ikeda Holdings, Inc.                               31,400  118,280        0.1%
    Senshukai Co., Ltd.                                        2,800   19,210        0.0%
    Shibuya Corp.                                              1,300   15,373        0.0%
    Shidax Corp.                                               2,600   12,147        0.0%
    Shiga Bank, Ltd. (The)                                    31,000  134,733        0.1%
    Shikibo, Ltd.                                             25,000   25,467        0.0%
    Shikoku Bank, Ltd. (The)                                  19,000   36,946        0.0%
    Shikoku Chemicals Corp.                                    4,000   33,153        0.0%
    Shima Seiki Manufacturing, Ltd.                            1,800   29,532        0.0%
    Shimachu Co., Ltd.                                         8,600  200,155        0.1%
    Shimizu Bank, Ltd. (The)                                   1,500   31,621        0.0%
    Shin Nippon Air Technologies Co., Ltd.                     2,500   22,427        0.0%
    Shinagawa Refractories Co., Ltd.                          10,000   17,922        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Shindengen Electric Manufacturing Co., Ltd.                 2,000 $  7,217        0.0%
    Shinko Electric Industries Co., Ltd.                        9,900   54,988        0.0%
    Shinko Plantech Co., Ltd.                                   2,100   15,977        0.0%
    Shinko Shoji Co., Ltd.                                      4,200   40,978        0.0%
    Shinmaywa Industries, Ltd.                                 20,000  137,062        0.1%
    Shinnihon Corp.                                             5,400   24,900        0.0%
    Shinsei Bank, Ltd.                                        236,000  330,772        0.2%
    Shinsho Corp.                                               6,000   10,818        0.0%
    Shizuki Electric Co., Inc.                                  3,000   15,299        0.0%
    Shizuoka Gas Co., Ltd.                                      7,500   51,127        0.0%
    Shoei Foods Corp.                                           1,500   18,789        0.0%
    Showa Aircraft Industry Co., Ltd.                           1,200   11,451        0.0%
    Showa Corp.                                                 4,200   36,468        0.0%
    Showa Denko KK                                            203,000  211,210        0.1%
    Showa Sangyo Co., Ltd.                                      8,000   35,656        0.0%
    Sinanen Holdings Co., Ltd.                                  7,000   26,891        0.0%
    Sinfonia Technology Co., Ltd.                              10,000   13,290        0.0%
    Sodick Co., Ltd.                                            3,900   30,208        0.0%
    Sojitz Corp.                                              173,100  345,894        0.2%
    SPK Corp.                                                     600   11,061        0.0%
    ST Corp.                                                    1,300   13,167        0.0%
    Sumco Corp.                                                 2,900   18,365        0.0%
    Sumida Corp.                                                2,000   12,486        0.0%
    Suminoe Textile Co., Ltd.                                  12,000   29,339        0.0%
    Sumitomo Bakelite Co., Ltd.                                26,000  107,314        0.1%
    Sumitomo Densetsu Co., Ltd.                                 2,600   31,979        0.0%
    Sumitomo Forestry Co., Ltd.                                15,800  182,415        0.1%
    Sumitomo Heavy Industries, Ltd.                            70,000  294,180        0.1%
    Sumitomo Osaka Cement Co., Ltd.                            37,000  159,519        0.1%
    Sumitomo Precision Products Co., Ltd.                       6,000   18,499        0.0%
    Sumitomo Riko Co., Ltd.                                     5,400   46,332        0.0%
    Sumitomo Rubber Industries, Ltd.                           17,100  260,323        0.1%
    Sumitomo Seika Chemicals Co., Ltd.                          5,000   24,025        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         16,000   79,855        0.0%
    Sun Corp.                                                   1,200    8,727        0.0%
*   SWCC Showa Holdings Co., Ltd.                              54,000   32,721        0.0%
    T Hasegawa Co., Ltd.                                        2,800   45,929        0.0%
    T RAD Co., Ltd.                                             8,000   13,070        0.0%
    Tachi-S Co., Ltd.                                           1,500   20,564        0.0%
    Tachibana Eletech Co., Ltd.                                 2,600   28,004        0.0%
    Tachikawa Corp.                                             1,500    9,738        0.0%
    Tadano, Ltd.                                               15,000  143,137        0.1%
    Taihei Dengyo Kaisha, Ltd.                                  4,000   32,869        0.0%
    Taiheiyo Cement Corp.                                     143,000  378,380        0.2%
    Taiheiyo Kouhatsu, Inc.                                    15,000   10,178        0.0%
    Taiho Kogyo Co., Ltd.                                       3,800   41,219        0.0%
    Taikisha, Ltd.                                              2,200   50,229        0.0%
    Taiyo Yuden Co., Ltd.                                      12,900  128,730        0.1%
    Takagi Securities Co., Ltd.                                 7,000    8,624        0.0%
    Takaoka Toko Co., Ltd.                                        100    1,557        0.0%
    Takara Standard Co., Ltd.                                   8,000   70,579        0.0%
    Takasago International Corp.                                  600   13,373        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Takashimaya Co., Ltd.                                     30,000 $219,024        0.1%
*   Takata Corp.                                               2,000    7,329        0.0%
    Take And Give Needs Co., Ltd.                              1,900    8,038        0.0%
    Takeei Corp.                                               2,300   20,807        0.0%
    Takiron Co., Ltd.                                          9,000   43,998        0.0%
    Tamron Co., Ltd.                                           1,400   22,631        0.0%
    Tamura Corp.                                              11,000   29,613        0.0%
    Tayca Corp.                                                7,000   31,012        0.0%
    TBK Co., Ltd.                                              4,700   16,979        0.0%
    TECHNO ASSOCIE Co., Ltd.                                   1,200    9,827        0.0%
    Tekken Corp.                                               6,000   14,876        0.0%
    THK Co., Ltd.                                             12,600  250,273        0.1%
    Toa Corp.(6894434)                                         1,200   12,034        0.0%
    Toa Corp.(6894508)                                        43,000   94,837        0.1%
#   Toa Oil Co., Ltd.                                         10,000   11,784        0.0%
    TOA ROAD Corp.                                             9,000   29,880        0.0%
    Toagosei Co., Ltd.                                        12,900  116,338        0.1%
    Tochigi Bank, Ltd. (The)                                  22,000   84,781        0.1%
    Toda Corp.                                                25,000  116,535        0.1%
    Toda Kogyo Corp.                                           5,000   13,860        0.0%
    Toei Co., Ltd.                                             7,000   54,249        0.0%
    Toenec Corp.                                               9,000   57,760        0.0%
    Toho Bank, Ltd. (The)                                     36,000  119,618        0.1%
    Toho Co., Ltd.                                               600   13,385        0.0%
    Toho Zinc Co., Ltd.                                       18,000   48,739        0.0%
    Tohoku Bank, Ltd. (The)                                   12,000   15,644        0.0%
    Tokai Carbon Co., Ltd.                                    34,000   89,064        0.1%
    Tokai Rika Co., Ltd.                                       3,400   62,953        0.0%
    Tokai Tokyo Financial Holdings, Inc.                      25,800  133,717        0.1%
    Tokushu Tokai Paper Co., Ltd.                             14,000   44,585        0.0%
#*  Tokuyama Corp.                                            74,000  117,191        0.1%
    Tokyo Electron Device, Ltd.                                1,100   14,890        0.0%
    Tokyo Energy & Systems, Inc.                               5,000   37,464        0.0%
    Tokyo Keiki, Inc.                                          6,000    8,335        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 3,500   97,859        0.1%
    Tokyo Sangyo Co., Ltd.                                     4,000   13,887        0.0%
    Tokyo Tekko Co., Ltd.                                      9,000   30,541        0.0%
    Tokyo TY Financial Group, Inc.                             3,200   81,430        0.1%
    Tokyu Recreation Co., Ltd.                                 1,000    7,485        0.0%
    Toli Corp.                                                 8,000   23,057        0.0%
    Tomato Bank, Ltd.                                         10,000   13,557        0.0%
    Tomoe Corp.                                                6,700   21,980        0.0%
    Tomoku Co., Ltd.                                          11,000   27,815        0.0%
    TOMONY Holdings, Inc.                                     25,500   72,551        0.0%
    Tonami Holdings Co., Ltd.                                 12,000   30,725        0.0%
    Toppan Forms Co., Ltd.                                     5,800   63,793        0.0%
    Topy Industries, Ltd.                                     39,000   74,717        0.0%
    Torii Pharmaceutical Co., Ltd.                               300    6,939        0.0%
    Tosei Corp.                                                4,300   30,109        0.0%
    Toshiba Machine Co., Ltd.                                  7,000   20,853        0.0%
    Toshiba TEC Corp.                                         18,000   67,985        0.0%
    Tosoh Corp.                                               68,000  310,812        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Tottori Bank, Ltd. (The)                                    8,000 $ 12,294        0.0%
    Towa Bank, Ltd. (The)                                      39,000   31,967        0.0%
    Towa Corp.                                                  1,800   11,479        0.0%
    Toyo Ink SC Holdings Co., Ltd.                             24,000   95,614        0.1%
    Toyo Kanetsu K.K.                                          12,000   24,976        0.0%
    Toyo Kohan Co., Ltd.                                       15,400   48,454        0.0%
    Toyo Securities Co., Ltd.                                  10,000   23,152        0.0%
    Toyo Seikan Group Holdings, Ltd.                            6,200  122,231        0.1%
    Toyo Tanso Co., Ltd.                                        1,200   15,331        0.0%
    Toyo Wharf & Warehouse Co., Ltd.                            8,000   10,589        0.0%
    Toyobo Co., Ltd.                                           57,000   96,863        0.1%
    Toyoda Gosei Co., Ltd.                                      8,300  153,042        0.1%
    TS Tech Co., Ltd.                                           5,900  134,751        0.1%
    Tsubakimoto Chain Co.                                      17,000  110,868        0.1%
    Tsugami Corp.                                               7,000   29,195        0.0%
    Tsukishima Kikai Co., Ltd.                                  2,800   23,411        0.0%
    Tsukuba Bank, Ltd.                                         11,600   30,333        0.0%
    Tsurumi Manufacturing Co., Ltd.                             2,300   30,541        0.0%
    Tv Tokyo Holdings Corp.                                       900   15,605        0.0%
    U-Shin, Ltd.                                                4,800   30,653        0.0%
    UACJ Corp.                                                 23,000   46,725        0.0%
    Ube Industries, Ltd.                                      140,000  265,900        0.1%
    Uchida Yoko Co., Ltd.                                      11,000   45,541        0.0%
    UKC Holdings Corp.                                          1,800   31,960        0.0%
*   Uniden Holdings Corp.                                      11,000   12,607        0.0%
    Union Tool Co.                                                800   22,021        0.0%
    Unipres Corp.                                               3,600   63,350        0.0%
    United Super Markets Holdings, Inc.                         5,800   53,488        0.0%
    Universal Entertainment Corp.                               2,000   31,747        0.0%
    UNY Group Holdings Co., Ltd.                               26,500  193,390        0.1%
    Vital KSK Holdings, Inc.                                    3,800   32,401        0.0%
    Vitec Holdings Co., Ltd.                                    1,300   11,432        0.0%
    Wacoal Holdings Corp.                                      13,000  156,745        0.1%
    Wakachiku Construction Co., Ltd.                           12,000   16,502        0.0%
    Wakita & Co., Ltd.                                          4,700   32,612        0.0%
    Warabeya Nichiyo Co., Ltd.                                  1,700   31,791        0.0%
    Xebio Holdings Co., Ltd.                                    2,900   46,257        0.0%
    Yahagi Construction Co., Ltd.                               2,000   14,228        0.0%
    YAMABIKO Corp.                                              2,800   19,875        0.0%
    Yamagata Bank, Ltd. (The)                                  17,000   61,799        0.0%
    Yamaguchi Financial Group, Inc.                            28,428  264,233        0.1%
    Yamaichi Electronics Co., Ltd.                              2,000    9,931        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            25,000   92,582        0.1%
    Yamatane Corp.                                             15,000   20,488        0.0%
    Yamato Kogyo Co., Ltd.                                      4,900  115,025        0.1%
    Yashima Denki Co., Ltd.                                     2,100   10,562        0.0%
    Yellow Hat, Ltd.                                            1,400   28,651        0.0%
    Yokogawa Bridge Holdings Corp.                              5,800   52,306        0.0%
    Yokohama Reito Co., Ltd.                                    9,700   94,838        0.1%
    Yokohama Rubber Co., Ltd. (The)                            13,300  222,969        0.1%
    Yondenko Corp.                                              3,000   11,487        0.0%
    Yorozu Corp.                                                1,800   36,018        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
    Yuasa Funashoku Co., Ltd.                                   5,000 $    13,838        0.0%
    Yuasa Trading Co., Ltd.                                     1,500      33,709        0.0%
    Yurtec Corp.                                                9,000      64,634        0.0%
    Yusen Logistics Co., Ltd.                                   2,500      29,413        0.0%
    Zeon Corp.                                                 19,000     134,998        0.1%
                                                                      -----------       ----
TOTAL JAPAN                                                            41,470,577       16.7%
                                                                      -----------       ----
MALAYSIA -- (0.9%)
    Affin Holdings Bhd                                         23,100      13,700        0.0%
    AirAsia Bhd                                               146,300      71,018        0.1%
    Alliance Financial Group Bhd                               98,500     100,854        0.1%
    AMMB Holdings Bhd                                         273,700     316,992        0.2%
    Berjaya Corp. Bhd                                         221,100      21,746        0.0%
    Boustead Holdings Bhd                                      34,300      34,137        0.0%
*   Bumi Armada Bhd                                           304,600      61,502        0.0%
    Dayang Enterprise Holdings Bhd                             53,900      18,018        0.0%
    DRB-Hicom Bhd                                             155,700      38,627        0.0%
*   Eastern & Oriental Bhd                                    106,878      41,851        0.0%
*   Eco World Development Group Bhd                           109,600      36,144        0.0%
    Evergreen Fibreboard Bhd                                   67,500      18,638        0.0%
    Felda Global Ventures Holdings Bhd                        193,500      71,689        0.1%
    Hong Leong Financial Group Bhd                             20,710      79,089        0.1%
    IOI Properties Group Bhd                                  177,400     109,784        0.1%
*   JAKS Resources Bhd                                         41,600      11,265        0.0%
    Jaya Tiasa Holdings Bhd                                    70,100      24,156        0.0%
*   Kian JOO CAN Factory Bhd                                   15,800      13,138        0.0%
*   KNM Group Bhd                                             319,100      38,638        0.0%
    KSL Holdings Bhd                                           33,600      10,746        0.0%
*   Kulim Malaysia Bhd                                         46,000      46,631        0.0%
    LBS Bina Group Bhd                                         54,100      22,011        0.0%
    Magnum Bhd                                                 48,100      29,909        0.0%
    Mah Sing Group Bhd                                        174,200      65,066        0.0%
    Malaysia Building Society Bhd                              62,100      20,640        0.0%
    Malaysian Pacific Industries Bhd                           11,300      21,380        0.0%
    Malaysian Resources Corp. Bhd                             104,700      32,350        0.0%
    Media Prima Bhd                                           125,500      45,251        0.0%
    Mitrajaya Holdings Bhd                                     56,300      17,545        0.0%
    MKH Bhd                                                    33,400      21,600        0.0%
    MMC Corp. Bhd                                              92,500      49,747        0.0%
    Muhibbah Engineering M Bhd                                 25,800      15,494        0.0%
    Paramount Corp. Bhd                                        29,700      11,997        0.0%
*   Parkson Holdings Bhd                                       66,800      15,548        0.0%
    POS Malaysia BHD                                           38,600      28,618        0.0%
    Press Metal Bhd                                            55,000      41,251        0.0%
    Sapurakencana Petroleum Bhd                               396,100     166,705        0.1%
    Selangor Properties Bhd                                     9,400      12,029        0.0%
    Star Media Group Bhd                                       19,500      12,128        0.0%
    Sunway Bhd                                                 72,600      58,170        0.0%
    Ta Ann Holdings Bhd                                        20,700      25,382        0.0%
    TA Enterprise Bhd                                         144,500      20,321        0.0%
    TDM Bhd                                                   101,100      18,478        0.0%
    Tropicana Corp. Bhd                                        44,500      11,382        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
MALAYSIA -- (Continued)
    UEM Sunrise Bhd                                           225,600 $   58,716        0.0%
    UMW Holdings Bhd                                           62,600    105,009        0.1%
*   UMW Oil & Gas Corp. Bhd                                    84,300     20,102        0.0%
    Unisem M Bhd                                               37,600     21,255        0.0%
    UOA Development Bhd                                        50,900     28,651        0.0%
    VS Industry Bhd                                            68,500     21,191        0.0%
    WCT Holdings Bhd                                           87,900     36,828        0.0%
    Yinson Holdings Bhd                                        48,000     33,862        0.0%
*   YNH Property Bhd                                           41,910     21,110        0.0%
                                                                      ----------        ---
TOTAL MALAYSIA                                                         2,288,089        0.9%
                                                                      ----------        ---
MEXICO -- (1.1%)
    Alpek S.A.B. de C.V.                                       42,513     71,239        0.0%
*   Axtel S.A.B. de C.V.                                       70,700     31,478        0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                   28,003    168,135        0.1%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   60,300     99,994        0.1%
*   Cemex S.A.B. de C.V.                                      905,937    672,950        0.3%
    Consorcio ARA S.A.B. de C.V. Series *                      71,600     28,008        0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                       17,553     38,616        0.0%
*   Genomma Lab Internacional S.A.B. de C.V. Class B          115,300    126,662        0.1%
*   Grupo Aeromexico S.A.B. de C.V.                            36,762     83,867        0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     2,000     18,884        0.0%
    Grupo Comercial Chedraui S.A. de C.V.                      32,168     91,037        0.1%
    Grupo Elektra S.A.B. de C.V.                                6,198    116,541        0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                         16,635     12,618        0.0%
    Grupo Financiero Interacciones SA de C.V.                   8,660     49,032        0.0%
    Grupo Herdez S.A.B. de C.V. Series *                       18,587     40,891        0.0%
    Grupo Sanborns S.A.B. de C.V.                              35,336     48,820        0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        14,163     47,195        0.0%
*   Hoteles City Express S.A.B. de C.V.                        20,335     25,412        0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 21,717     91,010        0.0%
*   Industrias CH S.A.B. de C.V. Series B                      19,961     83,141        0.0%
    Industrias Penoles S.A.B. de C.V.                          11,145    174,120        0.1%
*   La Comer S.A.B. de C.V.                                    55,136     57,685        0.0%
    Megacable Holdings S.A.B. de C.V.                          12,207     56,449        0.0%
    Mexichem S.A.B. de C.V.                                    97,733    246,880        0.1%
*   Minera Frisco S.A.B. de C.V.                               17,449     12,505        0.0%
*   OHL Mexico S.A.B. de C.V.                                  67,536    110,973        0.1%
    Organizacion Cultiba S.A.B. de C.V.                        17,300     23,932        0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                33,451     80,513        0.0%
    TV Azteca S.A.B. de C.V.                                  199,909     27,538        0.0%
    Vitro S.A.B. de C.V. Series A                               3,928     13,562        0.0%
                                                                      ----------        ---
TOTAL MEXICO                                                           2,749,687        1.1%
                                                                      ----------        ---
NETHERLANDS -- (1.3%)
    Accell Group                                                  486     10,300        0.0%
    APERAM SA                                                  14,890    586,181        0.2%
    Arcadis NV                                                  5,437     93,195        0.0%
    ArcelorMittal                                              30,431    171,787        0.1%
    ASM International NV                                        6,501    265,551        0.1%
    BinckBank NV                                                6,041     35,599        0.0%
    Boskalis Westminster                                        8,637    360,189        0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
NETHERLANDS -- (Continued)
    Delta Lloyd NV                                            32,154 $  164,030        0.1%
*   Fugro NV                                                   6,554    133,492        0.1%
*   Heijmans NV                                                3,568     33,657        0.0%
    Hunter Douglas NV                                            220     11,086        0.0%
    KAS Bank NV                                                2,750     28,614        0.0%
    Koninklijke BAM Groep NV                                   3,450     16,606        0.0%
    Koninklijke DSM NV                                        11,507    706,260        0.3%
*   Ordina NV                                                 15,728     23,843        0.0%
    SBM Offshore NV                                           24,767    331,740        0.1%
*   TNT Express NV                                            11,099    100,754        0.1%
*   TomTom NV                                                  3,858     35,150        0.0%
    USG People NV                                             12,578    251,081        0.1%
    Van Lanschot NV                                              818     17,375        0.0%
                                                                     ----------        ---
TOTAL NETHERLANDS                                                     3,376,490        1.4%
                                                                     ----------        ---
NEW ZEALAND -- (0.7%)
    Air New Zealand, Ltd.                                     79,766    136,866        0.1%
    Chorus, Ltd.                                              31,885     88,974        0.0%
    EBOS Group, Ltd.                                          12,383    137,920        0.1%
    Fletcher Building, Ltd.                                   79,264    460,776        0.2%
    Heartland New Zealand, Ltd.                               32,027     27,023        0.0%
    Mainfreight, Ltd.                                          4,475     51,186        0.0%
    Metlifecare, Ltd.                                         13,928     50,797        0.0%
*   New Zealand Oil & Gas, Ltd.                               52,220     17,622        0.0%
    New Zealand Refining Co., Ltd. (The)                      18,373     38,325        0.0%
    Nuplex Industries, Ltd.                                   27,950    102,692        0.1%
    Port of Tauranga, Ltd.                                     3,237     42,290        0.0%
    Sanford, Ltd.                                              7,981     32,657        0.0%
    Skellerup Holdings, Ltd.                                  26,569     24,480        0.0%
    SKY Network Television, Ltd.                              36,905    136,985        0.1%
    Steel & Tube Holdings, Ltd.                                7,277     11,367        0.0%
    Summerset Group Holdings, Ltd.                            19,648     60,851        0.0%
    Tourism Holdings, Ltd.                                    15,938     30,234        0.0%
    Tower, Ltd.                                               20,066     25,211        0.0%
    Trade Me Group, Ltd.                                      58,677    186,610        0.1%
    Warehouse Group, Ltd. (The)                               13,394     25,784        0.0%
                                                                     ----------        ---
TOTAL NEW ZEALAND                                                     1,688,650        0.7%
                                                                     ----------        ---
NORWAY -- (0.8%)
*   Akastor ASA                                               10,457     14,521        0.0%
    Aker ASA Class A                                           3,314     68,315        0.0%
*   Aker Solutions ASA                                        16,892     64,575        0.0%
    American Shipping Co. ASA                                  4,703     16,070        0.0%
    Atea ASA                                                   1,538     14,430        0.0%
    Austevoll Seafood ASA                                     11,362     95,589        0.1%
    Bonheur ASA                                                1,849     13,308        0.0%
    BW LPG, Ltd.                                               8,205     49,309        0.0%
*   DNO ASA                                                   88,318    101,474        0.1%
*   Fred Olsen Energy ASA                                      7,263     31,294        0.0%
    Frontline, Ltd.                                            2,415     20,025        0.0%
    Grieg Seafood ASA                                          4,387     21,677        0.0%
    Hoegh LNG Holdings Ltd                                     4,973     58,043        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
NORWAY -- (Continued)
*   Kongsberg Automotive ASA                                     75,985 $   61,575        0.0%
    Kvaerner ASA                                                 23,416     23,221        0.0%
*   Norske Skogindustrier ASA                                    46,404     12,840        0.0%
    Ocean Yield ASA                                               4,884     33,035        0.0%
    Petroleum Geo-Services ASA                                   28,638    100,984        0.1%
    Prosafe SE                                                   28,794     17,345        0.0%
*   REC Silicon ASA                                             331,659     72,627        0.1%
*   Seadrill, Ltd.                                               18,006     86,364        0.1%
    SpareBank 1 SMN                                               5,946     36,561        0.0%
    SpareBank 1 SR-Bank ASA                                       5,585     27,209        0.0%
    Stolt-Nielsen, Ltd.                                           1,996     26,396        0.0%
*   Storebrand ASA                                               59,551    252,212        0.1%
*   Subsea 7 SA                                                  34,422    315,829        0.1%
    TGS Nopec Geophysical Co. ASA                                12,605    210,297        0.1%
    Wilh Wilhelmsen ASA                                           6,223     33,185        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           1,805     33,829        0.0%
                                                                        ----------        ---
TOTAL NORWAY                                                             1,912,139        0.8%
                                                                        ----------        ---
PHILIPPINES -- (0.2%)
    Alliance Global Group, Inc.                                 116,200     35,877        0.0%
    Cebu Air, Inc.                                                6,200     11,762        0.0%
    Cosco Capital, Inc.                                         200,000     33,852        0.0%
    Filinvest Land, Inc.                                      1,428,000     55,703        0.0%
    First Philippine Holdings Corp.                              37,740     53,643        0.0%
    Lopez Holdings Corp.                                        459,100     71,457        0.1%
    Megaworld Corp.                                           1,643,000    131,786        0.1%
    Petron Corp.                                                225,500     51,214        0.0%
*   Philippine National Bank                                     13,100     14,296        0.0%
    Rizal Commercial Banking Corp.                               18,900     12,484        0.0%
    San Miguel Corp.                                              8,040     11,484        0.0%
    Security Bank Corp.                                           7,560     27,379        0.0%
    Trans-Asia Oil & Energy Development Corp.                   253,000     13,749        0.0%
    Travellers International Hotel Group, Inc.                  211,000     15,188        0.0%
    Vista Land & Lifescapes, Inc.                               530,800     54,237        0.0%
                                                                        ----------        ---
TOTAL PHILIPPINES                                                          594,111        0.2%
                                                                        ----------        ---
POLAND -- (0.3%)
*   Alior Bank SA                                                 3,721     67,323        0.0%
    Asseco Poland SA                                              7,639    115,935        0.1%
    Boryszew SA                                                  15,012     19,905        0.0%
*   ComArch SA                                                      584     21,421        0.0%
    Emperia Holding SA                                              805     12,072        0.0%
    Enea SA                                                      31,970     98,841        0.1%
*   Grupa Azoty SA                                                  512     11,660        0.0%
*   Grupa Lotos SA                                               12,793     99,462        0.1%
*   Jastrzebska Spolka Weglowa SA                                 6,931     35,697        0.0%
    Kernel Holding SA                                             6,884     92,780        0.0%
    Netia SA                                                     41,872     55,425        0.0%
    PKP Cargo SA                                                    965     10,434        0.0%
*   Polnord SA                                                    3,436     11,839        0.0%
    Tauron Polska Energia SA                                     96,793     75,033        0.0%
*   Trakcja SA                                                    3,837     12,263        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
POLAND -- (Continued)
*   Vistula Group SA                                             28,150 $ 22,725        0.0%
                                                                        --------        ---
TOTAL POLAND                                                             762,815        0.3%
                                                                        --------        ---
PORTUGAL -- (0.3%)
*   Banco BPI SA                                                 50,556   63,357        0.0%
#*  Banco Comercial Portugues SA Class R                      2,854,010  126,798        0.1%
    Corticeira Amorim SGPS SA                                     6,111   42,981        0.0%
    EDP Renovaveis SA                                            26,435  206,071        0.1%
    Mota-Engil SGPS SA                                           13,251   27,435        0.0%
    Navigator Co SA (The)                                         4,534   16,179        0.0%
    Semapa-Sociedade de Investimento e Gestao                     1,236   15,667        0.0%
    Sonae Capital SGPS SA                                        15,124   11,722        0.0%
    Sonae SGPS SA                                               157,338  174,728        0.1%
                                                                        --------        ---
TOTAL PORTUGAL                                                           684,938        0.3%
                                                                        --------        ---
SINGAPORE -- (0.8%)
    Centurion Corp., Ltd.                                        33,600    9,351        0.0%
    China Merchants Holdings Pacific, Ltd.                       43,700   27,780        0.0%
    Chip Eng Seng Corp., Ltd.                                    72,300   38,131        0.0%
*   COSCO Corp. Singapore, Ltd.                                  53,200   13,372        0.0%
*   Ezion Holdings, Ltd.                                        172,200   70,033        0.0%
*   Ezra Holdings, Ltd.                                         182,500   13,742        0.0%
    Far East Orchard, Ltd.                                       37,800   46,449        0.0%
    Frasers Centrepoint, Ltd.                                    20,500   25,423        0.0%
    Golden Agri-Resources, Ltd.                                 878,700  260,668        0.1%
    GuocoLand, Ltd.                                              31,600   43,482        0.0%
    Ho Bee Land, Ltd.                                            50,700   83,210        0.1%
    Hong Fok Corp., Ltd.                                         59,290   31,868        0.0%
    Hong Leong Asia, Ltd.                                        16,500    9,492        0.0%
    Hotel Grand Central, Ltd.                                    21,600   20,455        0.0%
    Hutchison Port Holdings Trust                               159,200   70,674        0.1%
    Hyflux, Ltd.                                                 66,200   30,412        0.0%
    Indofood Agri Resources, Ltd.                                72,700   28,858        0.0%
    Lian Beng Group, Ltd.                                        28,800   10,151        0.0%
    Midas Holdings, Ltd.                                        229,800   48,618        0.0%
*   Nam Cheong, Ltd.                                            135,500    9,038        0.0%
*   Neptune Orient Lines, Ltd.                                  106,500  101,624        0.1%
*   Noble Group, Ltd.                                           523,600  177,512        0.1%
    OUE, Ltd.                                                    30,200   37,464        0.0%
    Raffles Education Corp., Ltd.                               105,800   17,264        0.0%
    SembCorp Industries, Ltd.                                    58,700  125,472        0.1%
    SHS Holdings, Ltd.                                           60,200   12,059        0.0%
    Sinarmas Land, Ltd.                                          76,600   26,701        0.0%
*   Sino Grandness Food Industry Group, Ltd.                     60,300   27,418        0.0%
    Stamford Land Corp., Ltd.                                    17,400    6,725        0.0%
    Sunningdale Tech, Ltd.                                       16,960   14,501        0.0%
*   Swiber Holdings, Ltd.                                        92,600   13,050        0.0%
    Tat Hong Holdings, Ltd.                                      15,000    6,678        0.0%
    Tuan Sing Holdings, Ltd.                                    132,600   31,448        0.0%
    United Engineers, Ltd.                                       71,900  124,741        0.1%
    United Industrial Corp., Ltd.                                30,700   66,104        0.0%
    UOB-Kay Hian Holdings, Ltd.                                  10,200   10,466        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                            63,900 $  290,983        0.1%
    Wheelock Properties Singapore, Ltd.                        38,200     44,086        0.0%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        2,025,503        0.8%
                                                                      ----------        ---
SOUTH AFRICA -- (2.0%)
    Adcorp Holdings, Ltd.                                      21,940     23,955        0.0%
    Aeci, Ltd.                                                 14,501     97,646        0.1%
    African Oxygen, Ltd.                                       14,955     18,527        0.0%
    African Rainbow Minerals, Ltd.                              7,508     59,240        0.0%
    Alexander Forbes Group Holdings, Ltd.                      57,501     28,982        0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                      47,956    788,876        0.3%
*   ArcelorMittal South Africa, Ltd.                            9,841      6,990        0.0%
    Ascendis Health, Ltd.                                       8,186     13,187        0.0%
    Assore, Ltd.                                                3,821     53,417        0.0%
    Astral Foods, Ltd.                                          2,726     24,729        0.0%
    Barloworld, Ltd.                                           38,005    219,396        0.1%
    Blue Label Telecoms, Ltd.                                  67,074     74,198        0.0%
    Caxton and CTP Publishers and Printers, Ltd.                3,840      3,643        0.0%
    Clover Industries, Ltd.                                    21,513     28,415        0.0%
*   Consolidated Infrastructure Group, Ltd.                     6,173     12,951        0.0%
    DataTec, Ltd.                                              19,448     61,511        0.0%
    Exxaro Resources, Ltd.                                     10,136     64,331        0.0%
    Foschini Group, Ltd. (The)                                  4,841     52,005        0.0%
    Gold Fields, Ltd. Sponsored ADR                           111,297    523,096        0.2%
    Grand Parade Investments, Ltd.                             33,085      8,637        0.0%
    Grindrod, Ltd.                                             89,727     90,233        0.1%
    Group Five, Ltd.                                           22,334     39,464        0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                33,523    122,694        0.1%
    Holdsport, Ltd.                                             3,511     15,069        0.0%
    Hudaco Industries, Ltd.                                     3,361     26,823        0.0%
    Hulamin, Ltd.                                              20,234      8,179        0.0%
    Illovo Sugar, Ltd.                                         25,566     43,646        0.0%
*   Impala Platinum Holdings, Ltd.                             66,123    275,367        0.1%
    Imperial Holdings, Ltd.                                    27,601    288,418        0.1%
    Invicta Holdings, Ltd.                                      5,705     21,772        0.0%
    KAP Industrial Holdings, Ltd.                             158,538     70,292        0.0%
    Lewis Group, Ltd.                                          15,295     51,568        0.0%
    Liberty Holdings, Ltd.                                      6,942     68,192        0.0%
    Metair Investments, Ltd.                                   19,559     30,451        0.0%
    Mpact, Ltd.                                                26,604     86,883        0.1%
    Murray & Roberts Holdings, Ltd.                            52,997     54,832        0.0%
    Nampak, Ltd.                                               55,853     95,533        0.1%
*   Northam Platinum, Ltd.                                     33,963    115,795        0.1%
    Omnia Holdings, Ltd.                                       10,176     99,846        0.1%
    Peregrine Holdings, Ltd.                                   24,237     50,880        0.0%
*   Pinnacle Holdings, Ltd.                                    10,800     11,379        0.0%
    Raubex Group, Ltd.                                         15,101     19,852        0.0%
    RCL Foods, Ltd.                                            11,389     11,206        0.0%
    Reunert, Ltd.                                              23,184    116,532        0.1%
    Santam, Ltd.                                                  690     11,391        0.0%
*   Sappi, Ltd.                                                75,927    329,300        0.1%
    Sibanye Gold, Ltd.                                         68,192    261,018        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH AFRICA -- (Continued)
*   Super Group, Ltd.                                         35,885 $  103,759        0.1%
    Telkom SA SOC, Ltd.                                       38,188    152,259        0.1%
    Tongaat Hulett, Ltd.                                      14,412    119,153        0.1%
    Trencor, Ltd.                                             18,666     58,719        0.0%
    Tsogo Sun Holdings, Ltd.                                  23,481     43,909        0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                            8,483     72,451        0.0%
                                                                     ----------        ---
TOTAL SOUTH AFRICA                                                    5,130,597        2.1%
                                                                     ----------        ---
SOUTH KOREA -- (5.8%)
*   AJ Rent A Car Co., Ltd.                                    2,448     23,118        0.0%
    AK Holdings, Inc.                                            665     35,008        0.0%
*   Amotech Co., Ltd.                                          1,619     27,788        0.0%
    Asia Cement Co., Ltd.                                        286     27,107        0.0%
    ASIA Holdings Co., Ltd.                                      180     18,398        0.0%
*   Asiana Airlines, Inc.                                     15,989     66,957        0.0%
    Binggrae Co., Ltd.                                           997     59,584        0.0%
    BNK Financial Group, Inc.                                 37,757    307,083        0.1%
    BYC Co., Ltd.                                                 48     20,082        0.0%
*   China Great Star International, Ltd.                      10,452     17,971        0.0%
*   China Ocean Resources Co., Ltd.                            9,360     16,799        0.0%
    Chinyang Holdings Corp.                                    5,979     18,663        0.0%
    CJ Hellovision Co., Ltd.                                   1,702     18,338        0.0%
    CJ O Shopping Co., Ltd.                                      464     81,197        0.1%
    CKD Bio Corp.                                                780     18,335        0.0%
    D.I Corp.                                                  6,125     25,600        0.0%
    Dae Dong Industrial Co., Ltd.                              1,833     12,365        0.0%
    Daeduck Electronics Co.                                    5,565     37,061        0.0%
    Daeduck GDS Co., Ltd.                                      2,468     26,699        0.0%
    Daehan Steel Co., Ltd.                                     2,678     27,769        0.0%
    Daelim Industrial Co., Ltd.                                2,434    192,623        0.1%
    Daesang Corp.                                              1,752     43,862        0.0%
    Daesang Holdings Co., Ltd.                                 1,861     22,396        0.0%
    Daewoo Securities Co., Ltd.                               27,146    195,370        0.1%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        16,524     79,563        0.1%
    Daishin Securities Co., Ltd.                               6,759     70,280        0.0%
    DGB Financial Group, Inc.                                 23,742    190,618        0.1%
    Dong Ah Tire & Rubber Co., Ltd.                              626     15,465        0.0%
    Dongbu Insurance Co., Ltd.                                 6,227    381,688        0.2%
*   Dongbu Securities Co., Ltd.                                3,758     13,076        0.0%
    Dongkuk Industries Co., Ltd.                               3,625     14,955        0.0%
*   Dongkuk Steel Mill Co., Ltd.                              10,163     84,628        0.1%
    Dongkuk Structures & Construction Co., Ltd.                3,652     17,679        0.0%
    DONGSUNG Corp.                                             1,792     10,402        0.0%
    Dongwha Pharm Co., Ltd.                                    2,476     20,209        0.0%
    Dongwon Development Co., Ltd.                              7,062     26,733        0.0%
    Dongwon Industries Co., Ltd.                                 182     46,368        0.0%
    Doosan Corp.                                               1,206    113,351        0.1%
*   Doosan Engine Co., Ltd.                                    4,222     15,890        0.0%
    Doosan Heavy Industries & Construction Co., Ltd.           7,431    169,173        0.1%
*   Doosan Infracore Co., Ltd.                                20,002    136,628        0.1%
    DY Corp.                                                   2,973     17,078        0.0%
    e-LITECOM Co., Ltd.                                        1,501     17,858        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    E-MART, Inc.                                               2,855 $458,579        0.2%
    Eagon Industrial, Ltd.                                     1,585   16,678        0.0%
    Easy Bio, Inc.                                             4,688   25,610        0.0%
    Eugene Corp.                                               5,400   26,535        0.0%
*   Eugene Investment & Securities Co., Ltd.                  10,226   24,304        0.0%
    Eusu Holdings Co., Ltd.                                    2,480   21,808        0.0%
    F&F Co., Ltd.                                              1,301   14,800        0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                             3,262   22,902        0.0%
*   GS Engineering & Construction Corp.                        6,449  174,004        0.1%
    GS Holdings Corp.                                          7,295  352,180        0.2%
    GS Home Shopping, Inc.                                       424   68,548        0.0%
    Gwangju Shinsegae Co., Ltd.                                   56   12,851        0.0%
    Halla Holdings Corp.                                       1,165   57,683        0.0%
    Han Kuk Carbon Co., Ltd.                                   5,087   29,785        0.0%
    Handsome Co., Ltd.                                         2,241   87,033        0.1%
    Hanil Cement Co., Ltd.                                       478   49,998        0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.           7,176   25,406        0.0%
*   Hanjin Shipping Co., Ltd.                                 11,372   18,919        0.0%
    Hanjin Transportation Co., Ltd.                            1,442   47,332        0.0%
    Hankook Tire Co., Ltd.                                     8,543  397,364        0.2%
*   Hansol Holdings Co., Ltd.                                  4,678   33,370        0.0%
*   Hansol HomeDeco Co., Ltd.                                  8,230   11,928        0.0%
    Hansol Paper Co., Ltd.                                     2,081   45,006        0.0%
    Hanwha Chemical Corp.                                     15,043  329,416        0.2%
    Hanwha Corp.                                               6,437  212,346        0.1%
    Hanwha Galleria Timeworld Co., Ltd.                          477   27,690        0.0%
    Hanwha General Insurance Co., Ltd.                         3,573   25,357        0.0%
*   Hanwha Investment & Securities Co., Ltd.                   5,766   17,348        0.0%
    Hanwha Life Insurance Co., Ltd.                           10,217   59,786        0.0%
    Hanyang Eng Co., Ltd.                                      3,073   33,342        0.0%
*   Harim Co., Ltd.                                            5,009   20,322        0.0%
*   Harim Holdings Co., Ltd.                                   5,448   23,747        0.0%
    Heung-A Shipping Co., Ltd.                                13,920   16,567        0.0%
    Hitejinro Holdings Co., Ltd.                               1,504   20,401        0.0%
    HMC Investment Securities Co., Ltd.                        1,503   13,851        0.0%
    HS R&A Co., Ltd.                                             629   22,987        0.0%
    Humax Co., Ltd.                                            2,411   27,980        0.0%
    Huvis Corp.                                                1,039    7,748        0.0%
    Hwa Shin Co., Ltd.                                         3,479   20,805        0.0%
    HwaSung Industrial Co., Ltd.                               1,115   13,837        0.0%
    Hy-Lok Corp.                                               1,190   29,654        0.0%
    Hyosung Corp.                                              3,099  331,561        0.2%
*   Hyundai BNG Steel Co., Ltd.                                  909    8,581        0.0%
    Hyundai C&F, Inc.                                            332    7,213        0.0%
    Hyundai Corp.                                              1,315   30,651        0.0%
    Hyundai Department Store Co., Ltd.                         1,963  253,301        0.1%
    Hyundai Engineering & Construction Co., Ltd.              11,140  390,250        0.2%
    Hyundai Home Shopping Network Corp.                          649   75,986        0.0%
    Hyundai Hy Communications & Networks Co., Ltd.             1,650    5,342        0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                  8,483  236,123        0.1%
*   Hyundai Rotem Co., Ltd.                                    2,968   46,556        0.0%
    Hyundai Securities Co., Ltd.                              21,834  135,182        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    Hyundai Wia Corp.                                            571 $ 48,214        0.0%
*   IHQ, Inc.                                                  2,491    4,901        0.0%
*   Iljin Display Co., Ltd.                                    4,117   16,560        0.0%
    Iljin Electric Co., Ltd.                                   2,455   11,785        0.0%
    Ilshin Spinning Co., Ltd.                                    195   24,285        0.0%
    Intelligent Digital Integrated Securities Co., Ltd.        1,158   18,147        0.0%
*   Interflex Co., Ltd.                                        1,527   15,353        0.0%
    Interpark Holdings Corp.                                   6,230   47,978        0.0%
    ISU Chemical Co., Ltd.                                     1,279   17,801        0.0%
    IsuPetasys Co., Ltd.                                       5,166   23,999        0.0%
    JB Financial Group Co., Ltd.                              13,719   70,310        0.0%
    Kangnam Jevisco Co., Ltd.                                    311   11,147        0.0%
    KB Capital Co., Ltd.                                       1,258   26,238        0.0%
    KB Insurance Co., Ltd.                                     5,860  159,098        0.1%
    KC Green Holdings Co., Ltd.                                1,848   14,130        0.0%
    KCC Corp.                                                    827  307,508        0.1%
    Keyang Electric Machinery Co., Ltd.                        5,858   25,521        0.0%
    KG Chemical Corp.                                          1,692   23,608        0.0%
    KH Vatec Co., Ltd.                                         1,669   25,460        0.0%
    KISCO Corp.                                                  486   22,366        0.0%
    KISCO Holdings Co., Ltd.                                     274   16,662        0.0%
    KISWIRE, Ltd.                                              1,003   37,478        0.0%
    KIWOOM Securities Co., Ltd.                                1,653   97,941        0.1%
*   KleanNara Co., Ltd.                                        4,228   21,787        0.0%
    Kolao Holdings                                             2,645   23,668        0.0%
*   Kolon Global Corp.                                           710   10,936        0.0%
    Kolon Industries, Inc.                                     2,411  147,715        0.1%
    Korea Alcohol Industrial Co., Ltd.                         1,855   13,234        0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                  2,203   23,327        0.0%
    Korea Circuit Co., Ltd.                                    1,872   17,258        0.0%
    Korea Investment Holdings Co., Ltd.                        5,156  207,385        0.1%
*   Korea Line Corp.                                           2,607   40,604        0.0%
    Korea Petrochemical Ind Co., Ltd.                            499  102,511        0.1%
*   Korean Air Lines Co., Ltd.                                 5,267  134,568        0.1%
    Korean Reinsurance Co.                                    13,546  157,810        0.1%
    Kortek Corp.                                               2,019   21,536        0.0%
    KPX Chemical Co., Ltd.                                       288   13,007        0.0%
    KSS LINE, Ltd.                                             1,335   19,905        0.0%
*   KTB Investment & Securities Co., Ltd.                     11,121   26,465        0.0%
    Kukdo Chemical Co., Ltd.                                     389   22,359        0.0%
    Kumho Petrochemical Co., Ltd.                              1,518   90,467        0.1%
*   Kumho Tire Co., Inc.                                      10,464   75,223        0.0%
    Kumkang Kind Co., Ltd.                                       101    4,752        0.0%
    Kwangju Bank                                               4,097   32,312        0.0%
    Kyobo Securities Co., Ltd.                                 3,001   27,765        0.0%
    Kyungbang, Ltd.                                               83   12,671        0.0%
    Kyungchang Industrial Co., Ltd.                            2,837   13,899        0.0%
    Kyungdong Pharm Co., Ltd.                                  1,159   17,868        0.0%
    LEADCORP, Inc. (The)                                       1,341    9,869        0.0%
    LF Corp.                                                   1,937   43,681        0.0%
    LG Hausys, Ltd.                                              723   94,821        0.1%
    LG Innotek Co., Ltd.                                       2,034  130,940        0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    LG International Corp.                                     3,456 $114,404        0.1%
    LG Uplus Corp.                                            28,591  280,471        0.1%
    Lock&Lock Co., Ltd.                                        2,151   25,006        0.0%
    LOTTE Fine Chemical Co., Ltd.                              2,486   81,684        0.1%
    Lotte Food Co., Ltd.                                          28   20,118        0.0%
    LOTTE Himart Co., Ltd.                                       972   48,013        0.0%
*   Lotte Non-Life Insurance Co., Ltd.                         9,355   23,778        0.0%
    LS Corp.                                                   2,748  121,772        0.1%
    LS Industrial Systems Co., Ltd.                            1,676   76,554        0.1%
*   Lumens Co., Ltd.                                           6,649   24,323        0.0%
    Mando Corp.                                                  828  136,593        0.1%
    MegaStudy Co., Ltd.                                          162    5,659        0.0%
*   Melfas, Inc.                                               2,467   17,481        0.0%
    Meritz Financial Group, Inc.                               4,265   47,214        0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                   7,104  100,514        0.1%
    Meritz Securities Co., Ltd.                               36,213  113,926        0.1%
    Mirae Asset Securities Co., Ltd.                           9,149  196,563        0.1%
    MK Electron Co., Ltd.                                      2,558   20,692        0.0%
    Moorim P&P Co., Ltd.                                       1,906    7,227        0.0%
    Namhae Chemical Corp.                                      2,942   25,431        0.0%
    Namyang Dairy Products Co., Ltd.                              49   31,916        0.0%
*   Neowiz Games Corp.                                         2,253   29,470        0.0%
    NEPES Corp.                                                3,642   24,333        0.0%
    Nexen Corp.                                                  286   20,282        0.0%
    Nexen Tire Corp.                                           3,873   49,284        0.0%
    NH Investment & Securities Co., Ltd.                      20,898  181,212        0.1%
*   NHN Entertainment Corp.                                    2,254  119,486        0.1%
    Nong Shim Holdings Co., Ltd.                                 228   29,441        0.0%
    NOROO Paint & Coatings Co., Ltd.                           2,353   25,187        0.0%
*   OCI Co., Ltd.                                              2,482  245,705        0.1%
    Pan-Pacific Co., Ltd.                                      5,325   26,005        0.0%
    Paradise Co., Ltd.                                         5,187   78,621        0.1%
    POSCO Chemtech Co., Ltd.                                   2,120   22,624        0.0%
    Posco Daewoo Corp.                                         4,008   86,699        0.1%
    PSK, Inc.                                                  1,920   16,825        0.0%
    Pyeong Hwa Automotive Co., Ltd.                            2,380   26,751        0.0%
    S&T Dynamics Co., Ltd.                                     1,954   19,172        0.0%
    S&T Holdings Co., Ltd.                                       799   16,724        0.0%
*   Sajo Industries Co., Ltd.                                    398   20,083        0.0%
    SAMHWA Paints Industrial Co., Ltd.                         1,801   19,936        0.0%
    Samick Musical Instruments Co., Ltd.                       9,963   26,831        0.0%
    Sammok S-Form Co., Ltd.                                    1,092   27,891        0.0%
    Samsung Card Co., Ltd.                                     4,501  152,953        0.1%
    Samsung Securities Co., Ltd.                               7,748  266,098        0.1%
    Samyang Corp.                                                 69    5,869        0.0%
    Samyang Holdings Corp.                                       384   54,707        0.0%
    SBS Media Holdings Co., Ltd.                               7,692   22,311        0.0%
    Seah Besteel Corp.                                         1,716   43,751        0.0%
    SeAH Steel Corp.                                             256   18,612        0.0%
    Sebang Co., Ltd.                                           2,364   35,624        0.0%
    Sebang Global Battery Co., Ltd.                            1,125   42,414        0.0%
    Sejong Industrial Co., Ltd.                                  985    8,544        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
    Sekonix Co., Ltd.                                           2,060 $    31,775        0.0%
    Sempio Foods Co.                                              542      23,080        0.0%
    Seohan Co., Ltd.                                            8,165      14,950        0.0%
*   Seohee Construction Co., Ltd.                              28,436      30,060        0.0%
*   Shin Poong Pharmaceutical Co., Ltd.                         4,614      26,392        0.0%
    Shinsegae Co., Ltd.                                           995     183,982        0.1%
    Shinsegae International, Inc.                                 261      17,749        0.0%
*   Shinwha Intertek Corp.                                      5,026      19,779        0.0%
    Silicon Works Co., Ltd.                                     1,092      30,475        0.0%
    Silla Co., Ltd.                                             1,230      18,666        0.0%
    SK Gas, Ltd.                                                  657      49,027        0.0%
    SK Networks Co., Ltd.                                      14,127      83,909        0.1%
*   SK Securities Co., Ltd.                                    28,319      28,468        0.0%
    SKC Co., Ltd.                                               3,039      74,454        0.0%
    SL Corp.                                                    1,669      23,337        0.0%
    Songwon Industrial Co., Ltd.                                2,765      50,335        0.0%
    Soulbrain Co., Ltd.                                           686      26,121        0.0%
*   Ssangyong Cement Industrial Co., Ltd.                       2,086      38,344        0.0%
*   STX Pan Ocean Co., Ltd.                                     7,519      26,124        0.0%
    Sung Kwang Bend Co., Ltd.                                   2,928      31,089        0.0%
*   Sungshin Cement Co., Ltd.                                   2,254      27,600        0.0%
    Sungwoo Hitech Co., Ltd.                                    7,474      60,906        0.0%
    Taekwang Industrial Co., Ltd.                                  58      50,469        0.0%
*   Taewoong Co., Ltd.                                          1,161      18,535        0.0%
*   Taeyoung Engineering & Construction Co., Ltd.               3,302      18,574        0.0%
    TK Corp.                                                    2,371      22,320        0.0%
*   Tongyang Cement & Energy Corp.                              3,745      16,313        0.0%
    Tongyang Life Insurance Co, Ltd.                            6,508      60,321        0.0%
    Tongyang, Inc.                                             15,707      48,386        0.0%
    Tovis Co., Ltd.                                             3,257      27,792        0.0%
    TS Corp.                                                      620      11,901        0.0%
    Uju Electronics Co., Ltd.                                     841      11,549        0.0%
    Unid Co., Ltd.                                                692      28,508        0.0%
    WillBes & Co. (The)                                         9,359      17,632        0.0%
*   Woongjin Co., Ltd.                                          5,164      13,873        0.0%
    Y G-1 Co., Ltd.                                             3,685      34,673        0.0%
    YESCO Co., Ltd.                                               350      11,439        0.0%
    Youlchon Chemical Co., Ltd.                                   804       8,992        0.0%
    Young Poong Corp.                                              35      33,186        0.0%
    Youngone Holdings Co., Ltd.                                   806      45,416        0.0%
*   Yuanta Securities Korea Co., Ltd.                          13,268      41,673        0.0%
                                                                      -----------        ---
TOTAL SOUTH KOREA                                                      14,594,159        5.9%
                                                                      -----------        ---
SPAIN -- (1.6%)
    Acciona SA                                                  3,559     285,615        0.1%
    Acerinox SA                                                15,114     179,089        0.1%
    ACS Actividades de Construccion y Servicios SA             15,262     506,194        0.2%
    Adveo Group International SA                                1,400       7,367        0.0%
    Applus Services SA                                          6,503      60,171        0.0%
    Banco de Sabadell SA(B1X8QN2)                             368,761     706,578        0.3%
    Banco de Sabadell SA(BYXHFS8)                               7,384      14,111        0.0%
    Banco Popular Espanol SA                                  164,209     447,745        0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SPAIN -- (Continued)
    Bankinter SA                                               56,317 $  429,856        0.2%
*   Baron de Ley                                                  265     30,991        0.0%
*   Cementos Portland Valderrivas SA                            1,514     10,566        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 156     50,679        0.0%
    Duro Felguera SA                                            5,639     10,172        0.0%
    Ebro Foods SA                                               8,052    182,701        0.1%
*   eDreams ODIGEO SA                                           5,791     15,814        0.0%
    Ence Energia y Celulosa SA                                 28,711     83,077        0.0%
    Faes Farma SA                                               7,112     22,413        0.0%
    Grupo Catalana Occidente SA                                 2,754     87,367        0.0%
    Iberpapel Gestion SA                                          778     16,421        0.0%
*   Liberbank SA                                               43,027     51,834        0.0%
    Mapfre SA                                                 114,630    291,604        0.1%
    Melia Hotels International SA                              11,148    140,666        0.1%
    Miquel y Costas & Miquel SA                                   772     31,279        0.0%
*   NH Hotel Group SA                                          23,943    115,566        0.1%
    Obrascon Huarte Lain SA                                    19,302    137,178        0.1%
    Papeles y Cartones de Europa SA                             7,933     49,211        0.0%
#   Sacyr SA                                                   53,217    113,663        0.1%
    Tubacex SA                                                 14,015     36,591        0.0%
                                                                      ----------        ---
TOTAL SPAIN                                                            4,114,519        1.7%
                                                                      ----------        ---
SWEDEN -- (2.0%)
    Acando AB                                                   7,199     15,420        0.0%
    AF AB Class B                                               4,959     85,058        0.1%
    B&B Tools AB Class B                                        2,509     50,489        0.0%
    Beijer Alma AB                                              2,074     48,969        0.0%
    Beijer Ref AB Class B                                       2,021     45,833        0.0%
    BillerudKorsnas AB                                         23,421    364,227        0.2%
    Biotage AB                                                  6,505     21,809        0.0%
    Boliden AB                                                 27,243    476,489        0.2%
    Bulten AB                                                   2,100     20,064        0.0%
    Byggmax Group AB                                            6,821     55,267        0.0%
    Catena AB                                                     706     10,871        0.0%
    Cavotec SA                                                  1,216      3,465        0.0%
    Cloetta AB Class B                                         33,175    111,660        0.1%
    Com Hem Holding AB                                          5,445     48,329        0.0%
    Concordia Maritime AB Class B                               6,501     13,001        0.0%
*   Doro AB                                                     2,061     18,745        0.0%
    Duni AB                                                     4,519     65,806        0.0%
    Granges AB                                                  1,831     13,519        0.0%
    Gunnebo AB                                                  4,292     23,665        0.0%
    Haldex AB                                                   8,793     74,538        0.0%
    Holmen AB Class B                                           9,932    342,480        0.2%
    Husqvarna AB Class B                                       15,138    120,820        0.1%
    Inwido AB                                                   1,652     20,812        0.0%
    JM AB                                                       5,637    163,065        0.1%
    KappAhl AB                                                  6,674     27,730        0.0%
    KNOW IT AB                                                  3,970     28,577        0.0%
    Lindab International AB                                     8,538     68,026        0.0%
    Loomis AB Class B                                           7,665    212,912        0.1%
    Meda AB Class A                                            18,406    340,143        0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWEDEN -- (Continued)
*   Medivir AB Class B                                         2,912 $   20,161        0.0%
    Mekonomen AB                                               3,222     81,963        0.0%
    MQ Holding AB                                              3,386     16,862        0.0%
    NCC AB Class A                                               344     11,738        0.0%
    NCC AB Class B                                             5,792    198,143        0.1%
*   Net Insight AB Class B                                    73,846     57,996        0.0%
    New Wave Group AB Class B                                  8,555     39,449        0.0%
    Nolato AB Class B                                          2,594     70,117        0.0%
    Nordnet AB Class B                                        11,305     38,923        0.0%
    Opus Group AB                                             14,540      7,874        0.0%
    Peab AB                                                   21,686    181,227        0.1%
    Pricer AB Class B                                         16,093     17,544        0.0%
    Ratos AB Class B                                          26,590    155,690        0.1%
    Recipharm AB Class B                                       2,859     47,923        0.0%
    Rezidor Hotel Group AB                                    11,618     49,272        0.0%
    Saab AB Class B                                            1,847     63,264        0.0%
*   SAS AB                                                    37,259    106,763        0.1%
    Securitas AB Class B                                         292      4,617        0.0%
    Semcon AB                                                  2,598     12,573        0.0%
    SkiStar AB                                                 2,475     34,328        0.0%
*   SSAB AB Class A(BPRBWK4)                                   6,845     29,104        0.0%
*   SSAB AB Class A(B17H0S8)                                  15,708     66,183        0.0%
*   SSAB AB Class B(BPRBWM6)                                  17,444     60,792        0.0%
*   SSAB AB Class B(B17H3F6)                                  10,641     36,935        0.0%
    Sweco AB Class B                                             142      2,200        0.0%
    Systemair AB                                                 758      9,669        0.0%
    Tele2 AB Class B                                          44,349    423,742        0.2%
    Transcom Worldwide AB                                      1,144      8,926        0.0%
    Trelleborg AB Class B                                     16,933    309,230        0.1%
                                                                     ----------        ---
TOTAL SWEDEN                                                          5,054,997        2.0%
                                                                     ----------        ---
SWITZERLAND -- (3.7%)
*   AFG Arbonia-Forster Holding AG                             1,885     26,255        0.0%
    Allreal Holding AG                                         2,159    300,974        0.1%
    Alpiq Holding AG                                             471     31,482        0.0%
    ALSO Holding AG                                              227     16,154        0.0%
    Aryzta AG                                                  6,709    260,954        0.1%
    Bachem Holding AG Class B                                    201     13,422        0.0%
    Baloise Holding AG                                         6,236    772,992        0.3%
    Bank Coop AG                                                 514     21,966        0.0%
    Banque Cantonale de Geneve                                   145     44,310        0.0%
    Banque Cantonale Vaudoise                                    391    269,972        0.1%
    Bell AG                                                      140     55,428        0.0%
    Bellevue Group AG                                          1,424     21,000        0.0%
    Berner Kantonalbank AG                                       384     78,721        0.0%
    Bobst Group SA                                             1,584     86,541        0.0%
    Bucher Industries AG                                         830    199,371        0.1%
    Calida Holding AG                                            590     20,301        0.0%
    Carlo Gavazzi Holding AG                                      56     13,146        0.0%
    Cham Paper Holding AG                                         85     25,701        0.0%
*   Charles Voegele Holding AG                                 1,368      8,769        0.0%
    Cie Financiere Tradition SA                                  173     11,855        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Clariant AG                                                8,004 $  151,648        0.1%
    Conzzeta AG                                                  150     96,917        0.1%
*   Dufry AG                                                   4,813    634,439        0.3%
    EFG International AG                                       8,999     56,254        0.0%
    Emmi AG                                                      296    177,447        0.1%
    Feintool International Holding AG                            230     23,277        0.0%
    Flughafen Zuerich AG                                         533    489,649        0.2%
    GAM Holding AG                                            21,182    276,742        0.1%
    Gurit Holding AG                                              73     46,217        0.0%
    Helvetia Holding AG                                        1,207    650,078        0.3%
    HOCHDORF Holding AG                                          166     33,154        0.0%
    Huber & Suhner AG                                          1,240     60,832        0.0%
    Implenia AG                                                1,931    128,922        0.1%
    Intershop Holding AG                                          34     15,955        0.0%
    Jungfraubahn Holding AG                                      250     26,608        0.0%
    Komax Holding AG                                             467    103,272        0.1%
    Kudelski SA                                                5,256     89,683        0.0%
*   Kuoni Reisen Holding AG                                      224     86,163        0.0%
    Liechtensteinische Landesbank AG                           1,644     68,066        0.0%
    Luzerner Kantonalbank AG                                     390    167,436        0.1%
    MCH Group AG                                                 170     11,308        0.0%
    Metall Zug AG                                                 30     92,025        0.0%
    Mobimo Holding AG                                            824    188,806        0.1%
    OC Oerlikon Corp. AG                                      22,079    213,594        0.1%
*   Orascom Development Holding AG                             1,150      9,865        0.0%
    Orior AG                                                     788     50,341        0.0%
    Phoenix Mecano AG                                             76     37,339        0.0%
*   Plazza AG                                                    166     35,824        0.0%
    Rieter Holding AG                                            445     92,245        0.0%
    Romande Energie Holding SA                                    29     32,171        0.0%
*   Schmolz + Bickenbach AG                                   73,016     53,349        0.0%
    Schweiter Technologies AG                                    125    118,233        0.1%
    SFS Group AG                                               2,136    153,828        0.1%
    Siegfried Holding AG                                         505     94,727        0.1%
    St Galler Kantonalbank AG Class A                            325    134,630        0.1%
    Sulzer AG                                                  1,725    157,467        0.1%
    Swiss Life Holding AG                                      4,696  1,187,697        0.5%
    Swissquote Group Holding SA                                1,018     25,273        0.0%
    Tamedia AG                                                   380     61,266        0.0%
    Thurgauer Kantonalbank                                       148     13,191        0.0%
    Valiant Holding AG                                         2,014    223,483        0.1%
    Valora Holding AG                                            475    116,016        0.1%
    Vaudoise Assurances Holding SA                               165     86,127        0.0%
    Vetropack Holding AG                                          25     39,094        0.0%
    Vontobel Holding AG                                        2,935    127,273        0.1%
    VP Bank AG                                                   380     37,092        0.0%
    Walliser Kantonalbank                                        470     38,326        0.0%
*   Zehnder Group AG                                           1,438     60,839        0.0%
    Zug Estates Holding AG Class B                                24     39,775        0.0%
                                                                     ----------        ---
TOTAL SWITZERLAND                                                     9,193,277        3.7%
                                                                     ----------        ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TAIWAN -- (4.0%)
    Ability Enterprise Co., Ltd.                               49,790 $ 28,702        0.0%
    AcBel Polytech, Inc.                                       45,000   33,037        0.0%
*   Acer, Inc.                                                499,000  177,023        0.1%
    ACES Electronic Co., Ltd.                                  18,000   17,123        0.0%
    Achem Technology Corp.                                     40,000   15,290        0.0%
*   AGV Products Corp.                                         64,000   15,894        0.0%
    Alpha Networks, Inc.                                       54,000   26,982        0.0%
    Altek Corp.                                                30,000   22,450        0.0%
    Apex International Co., Ltd.                                6,000    6,632        0.0%
    Arcadyan Technology Corp.                                  21,000   27,415        0.0%
    Ardentec Corp.                                             43,000   26,746        0.0%
*   Asia Optical Co., Inc.                                     52,000   38,569        0.0%
    Asia Plastic Recycling Holding, Ltd.                       33,000   19,220        0.0%
    Asia Vital Components Co., Ltd.                            35,000   27,452        0.0%
    AU Optronics Corp.                                        626,000  179,131        0.1%
    Bank of Kaohsiung Co., Ltd.                                66,000   17,626        0.0%
    BES Engineering Corp.                                     225,000   41,913        0.0%
    Capital Securities Corp.                                  315,000   82,949        0.1%
    Career Technology MFG. Co., Ltd.                           33,000   18,742        0.0%
    Cathay Real Estate Development Co., Ltd.                  148,000   65,510        0.1%
    Charoen Pokphand Enterprise                                40,000   34,548        0.0%
    Cheng Loong Corp.                                         153,000   54,735        0.0%
    Cheng Uei Precision Industry Co., Ltd.                     67,000   85,975        0.1%
    Chimei Materials Technology Corp.                          41,000   22,244        0.0%
    Chin-Poon Industrial Co., Ltd.                             29,000   58,607        0.0%
*   China Airlines, Ltd.                                      462,000  150,801        0.1%
    China Bills Finance Corp.                                 147,000   56,044        0.0%
    China Chemical & Pharmaceutical Co., Ltd.                  31,000   17,942        0.0%
*   China Electric Manufacturing Corp.                         61,000   15,131        0.0%
    China General Plastics Corp.                               52,000   25,146        0.0%
    China Life Insurance Co., Ltd.                            206,000  154,821        0.1%
    China Metal Products                                       53,000   62,577        0.0%
    China Synthetic Rubber Corp.                               61,000   44,905        0.0%
    Chinese Maritime Transport, Ltd.                           23,000   17,114        0.0%
    Chipbond Technology Corp.                                  71,000   94,208        0.1%
    Chong Hong Construction Co., Ltd.                          17,000   27,196        0.0%
    Chun Yuan Steel                                            51,000   17,063        0.0%
    Chung Hwa Pulp Corp.                                       55,015   16,970        0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.        66,000   37,818        0.0%
    Clevo Co.                                                  71,000   62,072        0.0%
*   CMC Magnetics Corp.                                       321,000   32,586        0.0%
    Compal Electronics, Inc.                                  241,000  141,464        0.1%
    Compeq Manufacturing Co., Ltd.                            122,000   67,503        0.1%
*   Concord Securities Co., Ltd.                               49,000    9,495        0.0%
*   Continental Holdings Corp.                                 45,000   15,468        0.0%
    Coretronic Corp.                                           70,000   63,529        0.0%
    Coxon Precise Industrial Co., Ltd.                         15,000   21,011        0.0%
    CSBC Corp. Taiwan                                          33,000   15,780        0.0%
    CyberTAN Technology, Inc.                                  49,000   25,180        0.0%
*   D-Link Corp.                                               95,000   29,654        0.0%
    Darfon Electronics Corp.                                   31,000   18,866        0.0%
    Darwin Precisions Corp.                                    50,000   18,714        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TAIWAN -- (Continued)
    Dynapack International Technology Corp.                    14,000 $ 20,998        0.0%
*   E Ink Holdings, Inc.                                      141,000   65,312        0.0%
*   Eastern Media International Corp.                          64,000   11,274        0.0%
    Elite Semiconductor Memory Technology, Inc.                30,000   24,335        0.0%
    Elitegroup Computer Systems Co., Ltd.                      67,000   40,994        0.0%
    EnTie Commercial Bank Co., Ltd.                           110,000   47,298        0.0%
    Epistar Corp.                                             166,000  106,309        0.1%
    Etron Technology, Inc.                                     30,000   11,336        0.0%
*   Eva Airways Corp.                                         228,000  112,856        0.1%
    Evergreen International Storage & Transport Corp.          93,000   37,562        0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                       236,000   86,877        0.1%
    Everlight Chemical Industrial Corp.                        49,000   30,517        0.0%
    Excelsior Medical Co., Ltd.                                15,000   22,978        0.0%
    Far Eastern Department Stores, Ltd.                       116,000   62,072        0.0%
    Far Eastern International Bank                            303,000   87,923        0.1%
    Farglory Land Development Co., Ltd.                        50,000   59,801        0.0%
    Federal Corp.                                              74,000   32,872        0.0%
    First Steamship Co., Ltd.                                  44,000   11,620        0.0%
    Formosa Advanced Technologies Co., Ltd.                    26,000   18,015        0.0%
    Formosan Rubber Group, Inc.                                44,000   22,675        0.0%
    Formosan Union Chemical                                    33,000   16,049        0.0%
    FSP Technology, Inc.                                       19,000   14,135        0.0%
    Fulgent Sun International Holding Co., Ltd.                13,000   24,888        0.0%
    Fulltech Fiber Glass Corp.                                 29,000    9,269        0.0%
    G Shank Enterprise Co., Ltd.                               16,000   11,164        0.0%
    Gemtek Technology Corp.                                    39,000   20,060        0.0%
*   Genius Electronic Optical Co., Ltd.                        14,000   19,521        0.0%
    Getac Technology Corp.                                     43,000   28,979        0.0%
*   Giantplus Technology Co., Ltd.                             40,000   22,274        0.0%
    Gigabyte Technology Co., Ltd.                              71,000   75,794        0.1%
*   Gintech Energy Corp.                                       54,000   36,666        0.0%
    Global Mixed Mode Technology, Inc.                         10,000   20,649        0.0%
    Globe Union Industrial Corp.                               27,000   12,689        0.0%
    Gloria Material Technology Corp.                           72,000   39,305        0.0%
*   Gold Circuit Electronics, Ltd.                             86,000   21,507        0.0%
    Goldsun Building Materials Co., Ltd.                      153,000   39,420        0.0%
    Grand Ocean Retail Group, Ltd.                             18,000   12,575        0.0%
    Grand Pacific Petrochemical                                93,000   48,222        0.0%
    Great China Metal Industry                                 13,000   10,768        0.0%
    Great Wall Enterprise Co., Ltd.                            84,000   56,907        0.0%
    Hannstar Board Corp.                                       73,000   20,945        0.0%
*   HannStar Display Corp.                                    292,000   33,857        0.0%
    Hey Song Corp.                                             47,000   50,719        0.0%
*   Ho Tung Chemical Corp.                                    145,000   32,204        0.0%
    Holy Stone Enterprise Co., Ltd.                            29,000   29,720        0.0%
    Hsin Kuang Steel Co., Ltd.                                 46,000   22,158        0.0%
    Huaku Development Co., Ltd.                                49,000   86,422        0.1%
    Huang Hsiang Construction Corp.                            17,000   15,072        0.0%
    Hung Poo Real Estate Development Corp.                     47,000   37,900        0.0%
    Hung Sheng Construction, Ltd.                              89,000   43,799        0.0%
    Ichia Technologies, Inc.                                   47,000   22,197        0.0%
    Inventec Corp.                                              3,000    1,978        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TAIWAN -- (Continued)
    ITE Technology, Inc.                                       14,000 $ 11,976        0.0%
    ITEQ Corp.                                                 27,000   24,938        0.0%
    Jess-Link Products Co., Ltd.                               23,000   19,005        0.0%
    Jih Sun Financial Holdings Co., Ltd.                      149,000   32,434        0.0%
    KEE TAI Properties Co., Ltd.                               38,000   17,939        0.0%
    Kindom Construction Corp.                                  48,000   23,757        0.0%
    King Yuan Electronics Co., Ltd.                           169,000  148,744        0.1%
    King's Town Bank Co., Ltd.                                124,000   86,270        0.1%
*   Kinpo Electronics                                         201,000   67,712        0.1%
    Kinsus Interconnect Technology Corp.                       44,000   84,986        0.1%
*   Kung Sing Engineering Corp.                                35,000   12,360        0.0%
    Kuo Toong International Co., Ltd.                          24,000   19,296        0.0%
    Kuoyang Construction Co., Ltd.                             41,000   14,915        0.0%
    Kwong Fong Industries Corp.                                22,000   13,083        0.0%
    L&K Engineering Co., Ltd.                                  21,000   20,776        0.0%
    LAN FA Textile                                             36,000   10,265        0.0%
*   LCY Chemical Corp.                                         58,000   68,767        0.1%
    Lealea Enterprise Co., Ltd.                               104,000   29,468        0.0%
    Lextar Electronics Corp.                                   51,000   24,558        0.0%
*   Li Peng Enterprise Co., Ltd.                               61,000   14,887        0.0%
    Lien Hwa Industrial Corp.                                  76,000   47,301        0.0%
    Lingsen Precision Industries, Ltd.                         45,000   11,690        0.0%
    Lite-On Semiconductor Corp.                                28,000   17,482        0.0%
    Long Chen Paper Co., Ltd.                                  44,000   18,380        0.0%
    Lotes Co., Ltd.                                             5,000   13,167        0.0%
*   Macronix International                                    471,000   52,383        0.0%
    Marketech International Corp.                              18,000   13,894        0.0%
    Masterlink Securities Corp.                               123,000   33,609        0.0%
    Mercuries & Associates Holding, Ltd.                       28,000   16,201        0.0%
    Mercuries Life Insurance Co., Ltd.                         63,881   30,721        0.0%
    Micro-Star International Co., Ltd.                         88,000  140,062        0.1%
    MPI Corp.                                                   9,000   19,427        0.0%
    Nan Ya Printed Circuit Board Corp.                         28,000   26,287        0.0%
    Neo Solar Power Corp.                                      39,071   20,854        0.0%
    Nien Hsing Textile Co., Ltd.                               25,000   18,351        0.0%
    OptoTech Corp.                                             66,000   22,272        0.0%
    Oriental Union Chemical Corp.                              50,000   31,990        0.0%
    Pacific Construction Co.                                   25,000   10,528        0.0%
    Pan Jit International, Inc.                                53,000   27,512        0.0%
    Pan-International Industrial Corp.                         47,000   17,122        0.0%
    Phihong Technology Co., Ltd.                               42,000   13,363        0.0%
    Portwell, Inc.                                             19,000   27,766        0.0%
    President Securities Corp.                                124,000   46,777        0.0%
    Prince Housing & Development Corp.                        134,000   48,975        0.0%
    Qisda Corp.                                               248,000   78,492        0.1%
    Radiant Opto-Electronics Corp.                             31,000   44,491        0.0%
    Radium Life Tech Co., Ltd.                                130,000   40,408        0.0%
    Rich Development Co., Ltd.                                 92,000   25,783        0.0%
*   Ritek Corp.                                               451,000   39,347        0.0%
    Sampo Corp.                                                61,000   25,490        0.0%
*   Sanyang Motor Co., Ltd.                                    34,000   21,806        0.0%
    SDI Corp.                                                  12,000   11,807        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Sesoda Corp.                                                 26,000 $ 22,918        0.0%
    Shihlin Electric & Engineering Corp.                         17,000   20,872        0.0%
    Shin Kong Financial Holding Co., Ltd.                     1,287,000  259,748        0.1%
    Shinkong Insurance Co., Ltd.                                 36,000   26,523        0.0%
    Shinkong Synthetic Fibers Corp.                             208,000   55,046        0.0%
*   Shuttle, Inc.                                                90,000   25,506        0.0%
    Sigurd Microelectronics Corp.                                64,000   46,867        0.0%
    Sincere Navigation Corp.                                     30,000   18,894        0.0%
    Sino-American Silicon Products, Inc.                         72,000   76,422        0.1%
    Sinon Corp.                                                  32,000   13,785        0.0%
    Sirtec International Co., Ltd.                               21,000   25,262        0.0%
    Siward Crystal Technology Co., Ltd.                          49,000   28,744        0.0%
    Solar Applied Materials Technology Co.                       48,000   25,091        0.0%
    Solartech Energy Corp.                                       57,000   29,632        0.0%
    Stark Technology, Inc.                                       16,000   13,024        0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              37,000   26,317        0.0%
    Sunrex Technology Corp.                                      51,780   24,389        0.0%
    Sunspring Metal Corp.                                        13,000   16,309        0.0%
    Supreme Electronics Co., Ltd.                                48,000   21,690        0.0%
    Syncmold Enterprise Corp.                                    12,000   19,624        0.0%
    Systex Corp.                                                 13,000   21,821        0.0%
    TA Chen Stainless Pipe                                       63,000   30,820        0.0%
    Taichung Commercial Bank Co., Ltd.                          263,000   74,444        0.1%
    Taiflex Scientific Co., Ltd.                                 23,000   24,835        0.0%
    Tainan Spinning Co., Ltd.                                   138,000   55,743        0.0%
    Tainergy Tech Co., Ltd.                                      55,000   27,900        0.0%
*   Taiwan Business Bank                                        737,000  189,831        0.1%
    Taiwan Cogeneration Corp.                                    51,000   38,229        0.0%
    Taiwan Fertilizer Co., Ltd.                                 134,000  181,877        0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                     30,000   19,090        0.0%
*   Taiwan Glass Industry Corp.                                 133,000   56,518        0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                        49,000   77,172        0.1%
    Taiwan Land Development Corp.                                90,100   29,957        0.0%
    Taiwan PCB Techvest Co., Ltd.                                26,000   25,114        0.0%
    Taiwan Sakura Corp.                                          20,000   14,173        0.0%
    Taiwan Surface Mounting Technology Corp.                     38,000   31,552        0.0%
    Taiwan TEA Corp.                                             87,000   39,975        0.0%
    Taiwan Union Technology Corp.                                34,000   30,139        0.0%
    Taiyen Biotech Co., Ltd.                                     28,000   23,652        0.0%
*   Tatung Co., Ltd.                                            254,000   39,610        0.0%
    Test Rite International Co., Ltd.                            29,000   17,557        0.0%
    Thye Ming Industrial Co., Ltd.                               20,000   18,322        0.0%
    Ton Yi Industrial Corp.                                      70,000   33,553        0.0%
    Tong Hsing Electronic Industries, Ltd.                        9,000   25,769        0.0%
    Tong-Tai Machine & Tool Co., Ltd.                            27,000   20,137        0.0%
    Topoint Technology Co., Ltd.                                 32,000   21,344        0.0%
    TPK Holding Co., Ltd.                                        47,000   98,240        0.1%
    Tripod Technology Corp.                                      66,000  120,693        0.1%
    TSRC Corp.                                                   66,000   57,985        0.0%
    Tung Ho Steel Enterprise Corp.                              126,000   80,754        0.1%
    TXC Corp.                                                    53,000   67,335        0.1%
    TYC Brother Industrial Co., Ltd.                             42,000   32,915        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TAIWAN -- (Continued)
    Tyntek Corp.                                                 65,000 $    25,565        0.0%
    U-Ming Marine Transport Corp.                                50,000      40,359        0.0%
    Unimicron Technology Corp.                                  202,000      96,379        0.1%
    Union Bank Of Taiwan                                        157,000      43,909        0.0%
    Unitech Printed Circuit Board Corp.                          79,000      27,344        0.0%
    Unity Opto Technology Co., Ltd.                              32,000      14,369        0.0%
    Unizyx Holding Corp.                                         53,000      26,878        0.0%
    UPC Technology Corp.                                         73,000      19,702        0.0%
    USI Corp.                                                    85,000      33,629        0.0%
*   Wafer Works Corp.                                            70,133      21,062        0.0%
    Wah Lee Industrial Corp.                                     34,000      46,086        0.0%
*   Walsin Lihwa Corp.                                          517,000     135,114        0.1%
    Wan Hai Lines, Ltd.                                         104,000      57,076        0.0%
    Weikeng Industrial Co., Ltd.                                 59,000      36,179        0.0%
    Well Shin Technology Co., Ltd.                               18,000      28,595        0.0%
*   Winbond Electronics Corp.                                   418,000     108,264        0.1%
    Wisdom Marine Lines Co., Ltd.                                40,000      46,339        0.0%
    Wistron Corp.                                               362,000     213,703        0.1%
    WT Microelectronics Co., Ltd.                                55,000      66,146        0.1%
    WUS Printed Circuit Co., Ltd.                                34,000      27,119        0.0%
    Yageo Corp.                                                  56,000      91,117        0.1%
*   Yang Ming Marine Transport Corp.                            215,000      56,708        0.0%
    YC Co., Ltd.                                                 65,664      27,958        0.0%
    YC INOX Co., Ltd.                                            46,000      34,461        0.0%
    YFY, Inc.                                                   180,000      55,992        0.0%
    Yieh Phui Enterprise Co., Ltd.                              105,000      26,607        0.0%
    Youngtek Electronics Corp.                                   15,000      21,000        0.0%
    Yulon Motor Co., Ltd.                                       126,000     110,475        0.1%
    Zenitron Corp.                                               27,000      15,294        0.0%
    Zhen Ding Technology Holding, Ltd.                           39,000      81,737        0.1%
    Zig Sheng Industrial Co., Ltd.                               79,000      20,914        0.0%
                                                                        -----------        ---
TOTAL TAIWAN                                                             10,094,682        4.1%
                                                                        -----------        ---
THAILAND -- (0.7%)
    AEON Thana Sinsap Thailand PCL                               10,700      29,101        0.0%
    Amata Corp. PCL                                              60,100      20,475        0.0%
    Ananda Development PCL                                      240,300      25,041        0.0%
    AP Thailand PCL                                             157,400      27,037        0.0%
    Asia Aviation PCL                                           203,200      33,741        0.0%
    Bangchak Petroleum PCL (The)                                 78,200      69,402        0.1%
    Bangkok Expressway & Metro PCL                              288,224      49,096        0.1%
    Bangkok Insurance PCL                                         1,100      11,180        0.0%
    Bangkok Land PCL                                          1,034,100      44,999        0.0%
    Banpu PCL                                                   117,600      43,094        0.0%
    Cal-Comp Electronics Thailand PCL                           206,300      17,836        0.0%
    COL PCL                                                      23,200      22,582        0.0%
    Dhipaya Insurance PCL                                        11,200      11,944        0.0%
    Eastern Water Resources Development and Management PCL       38,400      13,852        0.0%
    Erawan Group PCL (The)                                      162,400      20,364        0.0%
*   Esso Thailand PCL                                           180,800      27,174        0.0%
    GFPT PCL                                                     47,700      17,343        0.0%
    Golden Land Property Development PCL                         63,800      11,964        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
THAILAND -- (Continued)
    Hana Microelectronics PCL                                  47,600 $   45,311        0.0%
    IRPC PCL                                                  910,800    132,983        0.1%
*   Italian-Thai Development PCL                              137,400     27,928        0.0%
    Jasmine International PCL                                 271,000     33,827        0.0%
    Khon Kaen Sugar Industry PCL                              272,360     31,657        0.0%
    Kiatnakin Bank PCL                                         47,900     56,910        0.1%
    Krungthai Card PCL                                          9,200     24,297        0.0%
    LH Financial Group PCL                                    871,100     43,642        0.0%
    LPN Development PCL                                        76,400     30,621        0.0%
    Maybank Kim Eng Securities Thailand PCL                    39,000     25,010        0.0%
    MBK PCL                                                   102,100     42,383        0.0%
*   Precious Shipping PCL                                      19,000      3,699        0.0%
    Pruksa Real Estate PCL                                     94,300     69,517        0.1%
    Quality Houses PCL                                        521,100     33,119        0.0%
    Rojana Industrial Park PCL                                 43,900      6,787        0.0%
    Sansiri PCL                                               648,800     28,604        0.0%
    SC Asset Corp PCL                                         135,400     11,707        0.0%
    Siam Future Development PCL                               149,500     25,466        0.0%
    Siam Global House PCL                                      97,755     31,064        0.0%
    Siamgas & Petrochemicals PCL                               83,800     29,029        0.0%
    SPCG PCL                                                   16,900     10,112        0.0%
    Sri Trang Agro-Industry PCL                                42,100     15,548        0.0%
    STP & I PCL                                                29,400      9,006        0.0%
    Supalai PCL                                                87,100     51,118        0.1%
*   SVI PCL                                                   183,400     25,727        0.0%
*   Thai Airways International PCL                             53,300     22,126        0.0%
*   Thai Reinsurance PCL                                       96,800      7,538        0.0%
    Thai Vegetable Oil PCL                                     25,000     18,430        0.0%
    Thaicom PCL                                                44,300     36,462        0.0%
    Thanachart Capital PCL                                     42,500     42,281        0.0%
    Thoresen Thai Agencies PCL                                 70,000     18,537        0.0%
    Ticon Industrial Connection PCL                            40,000     16,261        0.0%
    Tisco Financial Group PCL                                  29,200     36,364        0.0%
    Total Access Communication PCL                             39,600     38,262        0.0%
    TPI Polene PCL                                            871,900     62,403        0.1%
    TTCL PCL                                                   28,100     12,630        0.0%
    Univentures PCL                                            68,700     12,391        0.0%
    Vanachai Group PCL                                         36,500     13,689        0.0%
                                                                      ----------        ---
TOTAL THAILAND                                                         1,678,671        0.7%
                                                                      ----------        ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                          12,222     33,442        0.0%
*   Akenerji Elektrik Uretim A.S.                              17,655      7,817        0.0%
    Aksa Akrilik Kimya Sanayii A.S.                             6,321     22,013        0.0%
    Albaraka Turk Katilim Bankasi A.S.                         23,952     13,523        0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                        27,542     17,321        0.0%
*   Anadolu Cam Sanayii A.S.                                   15,978     11,926        0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                   5,521     13,766        0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.              9,716     24,244        0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                        8,166     47,527        0.0%
*   Dogan Sirketler Grubu Holding A.S.                        109,532     22,311        0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                       5,125     22,115        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TURKEY -- (Continued)
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                  90,676 $   47,920        0.0%
    Koza Altin Isletmeleri A.S.                                 3,281     21,479        0.0%
*   Netas Telekomunikasyon A.S.                                 7,173     27,164        0.0%
    Nuh Cimento Sanayi A.S.                                     4,812     18,532        0.0%
*   Pegasus Hava Tasimaciligi A.S.                              1,609      9,380        0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            1,203      7,307        0.0%
*   Sekerbank TAS                                              54,688     31,043        0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                  13,654     13,312        0.0%
    Soda Sanayii A.S.                                          13,028     21,918        0.0%
    Tat Gida Sanayi A.S.                                        9,530     20,228        0.0%
    Tekfen Holding A.S.                                        14,994     32,033        0.0%
    Trakya Cam Sanayii A.S.                                    43,669     33,379        0.0%
*   Turk Hava Yollari AO                                       51,652    127,295        0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                        97,441     60,938        0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                       86,413    120,700        0.1%
    Turkiye Vakiflar Bankasi Tao Class D                      106,219    187,468        0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                   12,862     33,260        0.0%
                                                                      ----------        ---
TOTAL TURKEY                                                           1,049,361        0.4%
                                                                      ----------        ---
UNITED KINGDOM -- (12.5%)
    Aberdeen Asset Management P.L.C.                           85,735    375,077        0.2%
    Acacia Mining P.L.C.                                       22,539    115,696        0.1%
    Acal P.L.C.                                                 7,270     27,995        0.0%
    Aggreko P.L.C.                                             13,713    218,276        0.1%
    Alumasc Group P.L.C. (The)                                  4,178     10,345        0.0%
    Amec Foster Wheeler P.L.C.                                 30,108    218,170        0.1%
    Anglo-Eastern Plantations P.L.C.                            1,753     12,943        0.0%
    Antofagasta P.L.C.                                         39,309    278,397        0.1%
    Arrow Global Group P.L.C.                                  13,041     48,997        0.0%
    Ashmore Group P.L.C.                                       26,670    119,856        0.1%
    Barratt Developments P.L.C.                                91,018    708,793        0.3%
    BBA Aviation P.L.C.                                       117,068    342,794        0.1%
    Beazley P.L.C.                                             96,646    460,644        0.2%
    Bellway P.L.C.                                             25,648    918,384        0.4%
    Berkeley Group Holdings P.L.C.                             15,152    663,968        0.3%
    BGEO Group P.L.C.                                           2,421     81,126        0.0%
    Bodycote P.L.C.                                            37,611    328,332        0.1%
    Bovis Homes Group P.L.C.                                   29,331    374,339        0.2%
    Braemar Shipping Services P.L.C.                              139        916        0.0%
    British Polythene Industries P.L.C.                           862      8,822        0.0%
*   BTG P.L.C.                                                 43,951    381,047        0.2%
    Cape P.L.C.                                                14,072     47,328        0.0%
#   Carillion P.L.C.                                           56,270    242,195        0.1%
    Castings P.L.C.                                             4,281     30,962        0.0%
    Centamin P.L.C.                                           140,928    249,216        0.1%
    Chemring Group P.L.C.                                      34,054     71,159        0.0%
    Chesnara P.L.C.                                            13,639     60,828        0.0%
    Cineworld Group P.L.C.                                     19,039    144,171        0.1%
    Clarkson P.L.C.                                             1,408     49,173        0.0%
    Close Brothers Group P.L.C.                                12,409    220,070        0.1%
    Cobham P.L.C.                                              43,491     98,125        0.0%
    Coca-Cola HBC AG                                           24,514    502,491        0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Communisis P.L.C.                                          36,505 $   22,692        0.0%
    Computacenter P.L.C.                                        2,025     24,702        0.0%
    Consort Medical P.L.C.                                      6,354     91,822        0.0%
    Countrywide P.L.C.                                         20,149    104,759        0.1%
    Cranswick P.L.C.                                            4,549    148,931        0.1%
    Crest Nicholson Holdings P.L.C.                            25,802    196,893        0.1%
    Debenhams P.L.C.                                          109,050    125,238        0.1%
*   Dialight P.L.C.                                             1,732     14,364        0.0%
    Direct Line Insurance Group P.L.C.                        174,812    926,087        0.4%
    Dixons Carphone P.L.C.                                     61,387    382,131        0.2%
    Drax Group P.L.C.                                          39,843    186,338        0.1%
    E2V Technologies P.L.C.                                     7,333     22,812        0.0%
    Electrocomponents P.L.C.                                   51,383    193,998        0.1%
    Elementis P.L.C.                                           51,971    164,004        0.1%
*   EnQuest P.L.C.                                             72,397     42,578        0.0%
*   Enterprise Inns P.L.C.                                     84,511    107,190        0.1%
    Entertainment One, Ltd.                                    36,169     97,914        0.0%
    Euromoney Institutional Investor P.L.C.                     1,931     27,176        0.0%
*   Evraz P.L.C.                                               28,089     58,322        0.0%
    Fenner P.L.C.                                              16,230     34,154        0.0%
*   Firstgroup P.L.C.                                         150,627    220,161        0.1%
*   Flybe Group P.L.C.                                         34,686     29,842        0.0%
    Fuller Smith & Turner P.L.C. Class A                        1,246     18,883        0.0%
    Galliford Try P.L.C.                                        9,813    183,443        0.1%
    GAME Digital P.L.C.                                         3,342      5,559        0.0%
    Gem Diamonds, Ltd.                                         15,931     31,601        0.0%
    Genus P.L.C.                                                5,623    123,433        0.1%
    GKN P.L.C.                                                171,282    698,988        0.3%
    Grafton Group P.L.C.                                       27,727    280,364        0.1%
    Greene King P.L.C.                                         51,273    613,636        0.3%
    Gulf Marine Services P.L.C.                                 6,992      5,012        0.0%
    GVC Holdings P.L.C.                                         5,587     44,229        0.0%
    Halfords Group P.L.C.                                      24,072    148,546        0.1%
    Headlam Group P.L.C.                                       10,353     72,651        0.0%
    Helical Bar P.L.C.                                         18,458    103,585        0.0%
    Henderson Group P.L.C.                                     38,165    142,876        0.1%
    Henry Boot P.L.C.                                           8,377     24,965        0.0%
    Hiscox, Ltd.                                               55,044    725,521        0.3%
*   Hochschild Mining P.L.C.                                   44,689    102,034        0.0%
    Home Retail Group P.L.C.                                  132,052    329,614        0.1%
    Hunting P.L.C.                                             13,094     70,379        0.0%
    Huntsworth P.L.C.                                          22,598     14,180        0.0%
    ICAP P.L.C.                                                 5,013     34,368        0.0%
*   Imagination Technologies Group P.L.C.                       8,192     18,660        0.0%
    Inchcape P.L.C.                                            64,830    643,049        0.3%
    Interserve P.L.C.                                          14,524     90,757        0.0%
    Investec P.L.C.                                            76,209    583,609        0.2%
*   IP Group P.L.C.                                            32,040     80,542        0.0%
    J Sainsbury P.L.C.                                        179,895    761,102        0.3%
    James Fisher & Sons P.L.C.                                  4,067     84,066        0.0%
    John Wood Group P.L.C.                                     45,272    414,152        0.2%
    Johnson Matthey P.L.C.                                     24,288  1,026,537        0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    JRP Group P.L.C.                                           24,066 $   48,410        0.0%
*   KAZ Minerals P.L.C.                                        18,655     46,769        0.0%
    Keller Group P.L.C.                                         8,478    109,429        0.1%
    Kier Group P.L.C.                                          10,809    188,196        0.1%
    Laird P.L.C.                                               32,861    167,289        0.1%
*   Lamprell P.L.C.                                            24,473     31,046        0.0%
    Lancashire Holdings, Ltd.                                  24,686    198,422        0.1%
    Lavendon Group P.L.C.                                      20,023     40,591        0.0%
    Lookers P.L.C.                                             42,180     85,964        0.0%
    Low & Bonar P.L.C.                                         36,555     33,101        0.0%
    Man Group P.L.C.                                          142,687    308,629        0.1%
    Marston's P.L.C.                                          109,485    230,009        0.1%
    McColl's Retail Group P.L.C.                                5,072     11,835        0.0%
    Mears Group P.L.C.                                         12,858     74,771        0.0%
    Meggitt P.L.C.                                             80,236    482,407        0.2%
    Melrose Industries P.L.C.                                   8,880     48,521        0.0%
    Millennium & Copthorne Hotels P.L.C.                       34,874    234,763        0.1%
    Mitchells & Butlers P.L.C.                                 43,057    169,084        0.1%
    Mitie Group P.L.C.                                         44,225    175,631        0.1%
    MJ Gleeson P.L.C.                                           4,690     38,452        0.0%
    Morgan Sindall Group P.L.C.                                 4,777     56,058        0.0%
    N Brown Group P.L.C.                                       20,340     79,735        0.0%
    National Express Group P.L.C.                              50,241    238,594        0.1%
    Norcros P.L.C.                                              7,952     20,497        0.0%
    Northgate P.L.C.                                           19,917    117,543        0.1%
    Novae Group P.L.C.                                          8,294     97,114        0.0%
    OneSavings Bank P.L.C.                                     11,258     47,177        0.0%
    Pendragon P.L.C.                                           71,128     35,368        0.0%
    Petra Diamonds, Ltd.                                       22,114     38,207        0.0%
*   Petropavlovsk P.L.C.                                      265,103     32,197        0.0%
    Pets at Home Group P.L.C.                                   7,513     26,656        0.0%
    Phoenix Group Holdings                                     25,077    315,536        0.1%
    Playtech P.L.C.                                             8,876    104,527        0.1%
    Polypipe Group P.L.C.                                      14,944     64,072        0.0%
    Porvair P.L.C.                                              3,303     15,612        0.0%
    Poundland Group P.L.C.                                     11,368     28,608        0.0%
*   Premier Foods P.L.C.                                      117,242     66,958        0.0%
*   Punch Taverns P.L.C.                                        5,741      9,479        0.0%
    PZ Cussons P.L.C.                                          30,359    143,077        0.1%
    Randgold Resources, Ltd.                                   11,902  1,188,870        0.5%
    Redrow P.L.C.                                              43,436    243,251        0.1%
    Royal Mail P.L.C.                                         123,358    878,625        0.4%
    RPC Group P.L.C.                                           16,473    175,789        0.1%
    RPS Group P.L.C.                                           32,620     83,136        0.0%
    RSA Insurance Group P.L.C.                                129,305    868,577        0.4%
    Saga P.L.C.                                                17,630     54,030        0.0%
    SDL P.L.C.                                                  7,788     46,145        0.0%
    Senior P.L.C.                                              35,148    112,115        0.1%
    Severfield P.L.C.                                          34,961     26,669        0.0%
    Shanks Group P.L.C.                                        48,149     56,442        0.0%
    SIG P.L.C.                                                118,824    235,610        0.1%
    Smiths Group P.L.C.                                        49,987    811,208        0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
UNITED KINGDOM -- (Continued)
    Soco International P.L.C.                                  23,469 $     50,823        0.0%
    Spectris P.L.C.                                            14,943      398,670        0.2%
    Speedy Hire P.L.C.                                         24,772       13,316        0.0%
    Spire Healthcare Group P.L.C.                               5,816       27,889        0.0%
    Spirent Communications P.L.C.                              79,202       90,853        0.0%
*   Sports Direct International P.L.C.                         18,471      104,201        0.0%
    St. Ives P.L.C.                                            16,985       27,869        0.0%
    St. Modwen Properties P.L.C.                               28,468      127,376        0.1%
    Stobart Group, Ltd.                                        18,826       28,370        0.0%
    Stock Spirits Group P.L.C.                                 10,200       24,045        0.0%
    Tate & Lyle P.L.C.                                         48,046      413,654        0.2%
    Travis Perkins P.L.C.                                      34,083      922,114        0.4%
    Trifast P.L.C.                                             11,900       23,611        0.0%
    Trinity Mirror P.L.C.                                      55,698       92,035        0.0%
    TT Electronics P.L.C.                                      23,618       53,526        0.0%
    Tullett Prebon P.L.C.                                      29,345      145,482        0.1%
*   Tullow Oil P.L.C.                                          54,931      225,725        0.1%
    Tyman P.L.C.                                                8,046       34,214        0.0%
    U & I Group P.L.C.                                         17,523       50,951        0.0%
    UBM P.L.C.                                                  9,201       76,660        0.0%
    UDG Healthcare P.L.C.                                       1,791       16,040        0.0%
    Vedanta Resources P.L.C.                                   10,861       67,020        0.0%
    Vesuvius P.L.C.                                            44,673      210,618        0.1%
    Virgin Money Holdings UK P.L.C.                             4,058       21,696        0.0%
*   Volex P.L.C.                                               13,872        6,632        0.0%
    Vp P.L.C.                                                   2,291       24,136        0.0%
    Weir Group P.L.C. (The)                                     3,194       56,105        0.0%
    William Hill P.L.C.                                        21,866      100,109        0.0%
    Wireless Group P.L.C.                                       2,870        7,584        0.0%
    WM Morrison Supermarkets P.L.C.                           241,087      674,583        0.3%
*   Xchanging P.L.C.                                           20,947       57,883        0.0%
                                                                      ------------       ----
TOTAL UNITED KINGDOM                                                    31,323,675       12.6%
                                                                      ------------       ----
TOTAL COMMON STOCKS                                                    244,381,638       98.5%
                                                                      ------------       ----
PREFERRED STOCKS -- (0.5%)

BRAZIL -- (0.3%)
    Banco ABC Brasil SA                                         9,618       33,139        0.0%
    Banco do Estado do Rio Grande do Sul SA Class B            28,700       71,015        0.1%
    Cia Brasileira de Distribuicao                             15,054      221,526        0.1%
    Cia Ferro Ligas da Bahia - Ferbasa                          9,400       23,970        0.0%
    Gerdau SA                                                 104,600      237,530        0.1%
    Marcopolo SA                                               95,037       65,214        0.0%
    Randon SA Implementos e Participacoes                      28,300       23,451        0.0%
    Suzano Papel e Celulose SA Class A                          8,200       31,305        0.0%
                                                                      ------------       ----
TOTAL BRAZIL                                                               707,150        0.3%
                                                                      ------------       ----
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                               13,197       24,345        0.0%
                                                                      ------------       ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                        21,980       16,126        0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES    VALUE++     ASSETS**
                                                                ------- ------------ ----------
COLOMBIA -- (Continued)
      Banco Davivienda SA                                         2,768 $     26,080        0.0%
                                                                        ------------      -----
TOTAL COLOMBIA                                                                42,206        0.0%
                                                                        ------------      -----
GERMANY -- (0.2%)
      Biotest AG                                                  1,799       32,685        0.0%
      Draegerwerk AG & Co. KGaA                                     790       52,495        0.0%
      Jungheinrich AG                                             2,186      206,240        0.1%
      Sixt SE                                                     2,479      108,583        0.1%
      STO SE & Co. KGaA                                             275       33,963        0.0%
      Villeroy & Boch AG                                          1,092       16,977        0.0%
                                                                        ------------      -----
TOTAL GERMANY                                                                450,943        0.2%
                                                                        ------------      -----
TOTAL PREFERRED STOCKS                                                     1,224,644        0.5%
                                                                        ------------      -----
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Randon SA Implementos e Participacoes Rights 05/12/16       4,137          493        0.0%
                                                                        ------------      -----
GERMANY -- (0.0%)
*     Manz AG Rights 5/19/16                                        268          292        0.0%
                                                                        ------------      -----
HONG KONG -- (0.0%)
*     Cheuk Nang Holdings, Ltd. Warrants 4/24/17                    929          168        0.0%
*     International Standard Resources Holdings, Ltd. Warrants
        11/30/16                                                 70,000          505        0.0%
                                                                        ------------      -----
TOTAL HONG KONG                                                                  673        0.0%
                                                                        ------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                  8,933           --        0.0%
                                                                        ------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                      34,440        4,097        0.0%
                                                                        ------------      -----
THAILAND -- (0.0%)
*     Banpu Public Co., Ltd. Rights 05/31/16                     58,800       26,261        0.0%
                                                                        ------------      -----
TOTAL RIGHTS/WARRANTS                                                         31,816        0.0%
                                                                        ------------      -----
TOTAL INVESTMENT SECURITIES                                              245,638,098
                                                                        ------------

                                                                          VALUE+
                                                                        ------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@  DFA Short Term Investment Fund                            484,106    5,601,103        2.3%
                                                                        ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $239,178,634)                       $251,239,201      101.3%
                                                                        ============      =====

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                -----------   ------------ ------- ------------
 Common Stocks
    Australia                            --   $ 13,722,363   --    $ 13,722,363
    Austria                              --      1,933,590   --       1,933,590
    Belgium                              --      2,840,212   --       2,840,212
    Brazil                      $ 2,644,951             --   --       2,644,951
    Canada                       16,560,601             --   --      16,560,601
    Chile                           155,985        371,244   --         527,229
    China                                --     14,358,061   --      14,358,061
    Colombia                        125,227             --   --         125,227
    Denmark                              --      3,238,837   --       3,238,837
    Finland                              --      4,771,870   --       4,771,870
    France                               --     10,191,227   --      10,191,227
    Germany                              --     12,041,367   --      12,041,367
    Hong Kong                        30,568      5,079,241   --       5,109,809
    India                                --      5,979,674   --       5,979,674
    Indonesia                            --      1,570,865   --       1,570,865
    Ireland                              --      1,202,087   --       1,202,087
    Israel                               --      1,347,339   --       1,347,339
    Italy                                --      6,429,392   --       6,429,392
    Japan                            65,134     41,405,443   --      41,470,577
    Malaysia                             --      2,288,089   --       2,288,089
    Mexico                        2,749,687             --   --       2,749,687
    Netherlands                          --      3,376,490   --       3,376,490
    New Zealand                          --      1,688,650   --       1,688,650
    Norway                               --      1,912,139   --       1,912,139
    Philippines                          --        594,111   --         594,111
    Poland                               --        762,815   --         762,815
    Portugal                             --        684,938   --         684,938
    Singapore                            --      2,025,503   --       2,025,503
    South Africa                  1,434,666      3,695,931   --       5,130,597
    South Korea                          --     14,594,159   --      14,594,159
    Spain                            14,111      4,100,408   --       4,114,519
    Sweden                               --      5,054,997   --       5,054,997
    Switzerland                      86,163      9,107,114   --       9,193,277
    Taiwan                               --     10,094,682   --      10,094,682
    Thailand                      1,678,671             --   --       1,678,671
    Turkey                               --      1,049,361   --       1,049,361
    United Kingdom                       --     31,323,675   --      31,323,675
 Preferred Stocks
    Brazil                          707,150             --   --         707,150
    Chile                                --         24,345   --          24,345
    Colombia                         42,206             --   --          42,206
    Germany                              --        450,943   --         450,943
 Rights/Warrants
    Brazil                               --            493   --             493
    Germany                              --            292   --             292
    Hong Kong                            --            673   --             673
    Norway                               --             --   --              --
    Singapore                            --          4,097   --           4,097
    Thailand                             --         26,261   --          26,261
 Securities Lending Collateral           --      5,601,103   --       5,601,103
 Forward Currency Contracts**            --              9   --               9
                                -----------   ------------   --    ------------
 TOTAL                          $26,295,120   $224,944,090   --    $251,239,210
                                ===========   ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (91.2%)

AUSTRALIA -- (4.6%)
    Adelaide Brighton, Ltd.                                    91,396 $  357,535        0.0%
    AGL Energy, Ltd.                                           18,513    256,431        0.0%
    Ainsworth Game Technology, Ltd.                            56,119     99,138        0.0%
#   ALS, Ltd.                                                  84,426    297,926        0.0%
    Altium, Ltd.                                                7,142     33,240        0.0%
#   Alumina, Ltd.                                             579,155    653,989        0.1%
    Alumina, Ltd. Sponsored ADR                                12,241     54,717        0.0%
    AMA Group, Ltd.                                            39,932     28,444        0.0%
    Amcor, Ltd.                                                45,792    533,884        0.1%
    Amcor, Ltd. Sponsored ADR                                     793     36,986        0.0%
    AMP, Ltd.                                                 416,634  1,851,315        0.1%
    Ansell, Ltd.                                               29,126    439,606        0.0%
    AP Eagers, Ltd.                                             5,206     42,612        0.0%
    APA Group                                                  36,493    241,707        0.0%
#*  APN News & Media, Ltd.                                    285,911    133,568        0.0%
#   ARB Corp., Ltd.                                            10,383    126,711        0.0%
    Ardent Leisure Group                                       56,506     92,771        0.0%
    Aristocrat Leisure, Ltd.                                   44,632    337,402        0.0%
#*  Arrium, Ltd.                                              483,517      8,088        0.0%
#   Asaleo Care, Ltd.                                          32,072     47,780        0.0%
    Asciano, Ltd.                                             102,486    687,056        0.1%
#   ASX, Ltd.                                                  20,507    678,816        0.1%
#   AUB Group, Ltd.                                             3,409     22,527        0.0%
    Aurizon Holdings, Ltd.                                    293,749    949,044        0.1%
#   AusNet Services                                           175,302    203,935        0.0%
    Austal, Ltd.                                               49,744     58,594        0.0%
    Australia & New Zealand Banking Group, Ltd.               155,652  2,853,089        0.2%
*   Australian Agricultural Co., Ltd.                          95,416    103,701        0.0%
    Australian Pharmaceutical Industries, Ltd.                 92,876    137,963        0.0%
    Automotive Holdings Group, Ltd.                            25,123     74,566        0.0%
    Aveo Group                                                 67,398    174,511        0.0%
#*  AWE, Ltd.                                                 168,955     88,157        0.0%
#   Bank of Queensland, Ltd.                                   93,135    791,975        0.1%
    Beach Energy, Ltd.                                        351,079    194,974        0.0%
    Beadell Resources, Ltd.                                    88,089     21,002        0.0%
    Bega Cheese, Ltd.                                           5,636     26,259        0.0%
#   Bellamy's Australia, Ltd.                                   8,960     68,342        0.0%
#   Bendigo and Adelaide Bank, Ltd.                           111,405    784,266        0.1%
    BHP Billiton, Ltd.                                        207,411  3,239,125        0.2%
    BHP Billiton, Ltd. Sponsored ADR                           13,830    433,432        0.0%
*   Billabong International, Ltd.                              13,571     14,016        0.0%
#   Blackmores, Ltd.                                            1,662    202,401        0.0%
    BlueScope Steel, Ltd.                                     144,221    704,137        0.1%
    Boral, Ltd.                                               165,852    807,224        0.1%
#*  Bradken, Ltd.                                               8,854      6,089        0.0%
    Brambles, Ltd.                                             66,643    629,456        0.1%
    Breville Group, Ltd.                                       19,667    122,400        0.0%
    Brickworks, Ltd.                                            3,402     39,514        0.0%
*   Broadspectrum, Ltd.                                       103,906    115,975        0.0%
    BT Investment Management, Ltd.                             12,084     90,279        0.0%
    Burson Group, Ltd.                                         14,339     54,081        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Cabcharge Australia, Ltd.                                  31,613 $   76,990        0.0%
    Caltex Australia, Ltd.                                      9,412    231,000        0.0%
#   Cardno, Ltd.                                                3,664      3,079        0.0%
    carsales.com, Ltd.                                         26,044    231,978        0.0%
#   Cash Converters International, Ltd.                        48,880     18,161        0.0%
    Challenger, Ltd.                                          111,629    755,102        0.1%
    CIMIC Group, Ltd.                                          13,452    363,823        0.0%
    Cleanaway Waste Management, Ltd.                           80,226     47,908        0.0%
    Coca-Cola Amatil, Ltd.                                     47,422    308,953        0.0%
    Cochlear, Ltd.                                              5,969    488,242        0.1%
#   Collection House, Ltd.                                     23,196     20,406        0.0%
    Collins Foods, Ltd.                                        31,521     96,144        0.0%
    Commonwealth Bank of Australia                             42,958  2,398,217        0.2%
    Computershare, Ltd.                                        32,253    246,893        0.0%
#   Corporate Travel Management, Ltd.                           4,865     52,457        0.0%
#   Cover-More Group, Ltd.                                     16,571     17,533        0.0%
    Credit Corp. Group, Ltd.                                   12,422     95,201        0.0%
    Crown Resorts, Ltd.                                        36,723    327,721        0.0%
    CSL, Ltd.                                                   7,093    565,229        0.1%
#   CSR, Ltd.                                                 125,833    324,894        0.0%
    Decmil Group, Ltd.                                          7,114      4,128        0.0%
#*  Dick Smith Holdings, Ltd.                                  41,624         --        0.0%
    Domino's Pizza Enterprises, Ltd.                            7,052    330,291        0.0%
*   Doray Minerals, Ltd.                                       24,142     18,254        0.0%
    Downer EDI, Ltd.                                          102,232    287,018        0.0%
    DUET Group                                                225,084    384,562        0.0%
    DuluxGroup, Ltd.                                           53,211    257,710        0.0%
    Event Hospitality and Entertainment, Ltd.                  11,733    133,643        0.0%
    Evolution Mining, Ltd.                                     77,982    117,806        0.0%
    Fairfax Media, Ltd.                                       610,699    367,066        0.0%
#   FlexiGroup, Ltd.                                           90,375    163,370        0.0%
#   Flight Centre Travel Group, Ltd.                            8,041    239,425        0.0%
#   Fortescue Metals Group, Ltd.                              376,432    967,428        0.1%
#   G8 Education, Ltd.                                         79,154    235,612        0.0%
    GBST Holdings, Ltd.                                        13,341     48,097        0.0%
    Genworth Mortgage Insurance Australia, Ltd.                10,854     19,602        0.0%
    GrainCorp, Ltd. Class A                                    44,859    278,066        0.0%
#   Greencross, Ltd.                                           12,962     69,756        0.0%
#   GUD Holdings, Ltd.                                         11,485     74,165        0.0%
    GWA Group, Ltd.                                            38,424     67,135        0.0%
    Hansen Technologies, Ltd.                                  20,640     53,077        0.0%
    Harvey Norman Holdings, Ltd.                               96,563    327,014        0.0%
    Healthscope, Ltd.                                         232,095    477,998        0.0%
    HFA Holdings, Ltd.                                         20,518     35,599        0.0%
    Hills, Ltd.                                                10,276      1,715        0.0%
    Iluka Resources, Ltd.                                      76,502    371,295        0.0%
#   IMF Bentham, Ltd.                                          22,449     22,815        0.0%
    Incitec Pivot, Ltd.                                       306,692    745,301        0.1%
#   Independence Group NL                                       8,507     19,656        0.0%
#*  Infigen Energy                                            213,352    116,529        0.0%
    Infomedia, Ltd.                                            47,235     21,125        0.0%
    Insurance Australia Group, Ltd.                           159,921    696,880        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
#   InvoCare, Ltd.                                             14,889 $  138,226        0.0%
    IOOF Holdings, Ltd.                                        10,158     68,697        0.0%
    IRESS, Ltd.                                                14,612    128,675        0.0%
    iSelect, Ltd.                                              13,154     11,422        0.0%
#   iSentia Group, Ltd.                                        37,492    103,022        0.0%
    James Hardie Industries P.L.C.                             35,128    491,369        0.1%
    James Hardie Industries P.L.C. Sponsored ADR                1,045     14,651        0.0%
#   JB Hi-Fi, Ltd.                                             13,455    223,841        0.0%
*   Karoon Gas Australia, Ltd.                                 31,647     34,735        0.0%
    LendLease Group                                            84,693    813,533        0.1%
*   Lynas Corp., Ltd.                                         686,156     38,780        0.0%
    Macquarie Atlas Roads Group                                37,230    137,217        0.0%
    Macquarie Group, Ltd.                                      23,258  1,114,173        0.1%
    Magellan Financial Group, Ltd.                             15,534    251,989        0.0%
#   Mantra Group, Ltd.                                         13,359     37,393        0.0%
*   Mayne Pharma Group, Ltd.                                   53,450     56,399        0.0%
    McMillan Shakespeare, Ltd.                                 12,859    119,510        0.0%
#   Medibank Pvt, Ltd.                                        238,202    566,894        0.1%
*   Medusa Mining, Ltd.                                        10,665      6,100        0.0%
#*  Mesoblast, Ltd.                                            40,418     66,929        0.0%
    Metals X, Ltd.                                             45,805     35,823        0.0%
#*  Metcash, Ltd.                                             227,583    302,983        0.0%
#   Mineral Resources, Ltd.                                    38,034    212,926        0.0%
    Mirvac Group                                              336,679    476,344        0.0%
#   MMA Offshore, Ltd.                                         13,779      4,912        0.0%
#   Monadelphous Group, Ltd.                                   25,487    146,763        0.0%
#*  Mount Gibson Iron, Ltd.                                    44,627      7,314        0.0%
#   Myer Holdings, Ltd.                                       202,453    158,476        0.0%
    National Australia Bank, Ltd.                             157,323  3,227,643        0.2%
#   Navitas, Ltd.                                              42,942    166,340        0.0%
*   NetComm Wireless, Ltd.                                     19,594     43,528        0.0%
    New Hope Corp., Ltd.                                       31,164     34,033        0.0%
#*  Newcrest Mining, Ltd.                                      78,895  1,150,417        0.1%
    nib holdings, Ltd.                                         60,884    210,548        0.0%
    Nine Entertainment Co. Holdings, Ltd.                     105,075     89,821        0.0%
    Northern Star Resources, Ltd.                              56,370    167,661        0.0%
    Nufarm, Ltd.                                               43,615    231,638        0.0%
    Oil Search, Ltd.                                          110,791    587,384        0.1%
    Orica, Ltd.                                                95,732  1,106,142        0.1%
    Origin Energy, Ltd.                                       108,322    445,149        0.0%
*   Orocobre, Ltd.                                             26,183     65,880        0.0%
    Orora, Ltd.                                               239,915    478,215        0.1%
    OZ Minerals, Ltd.                                          71,955    319,453        0.0%
    OzForex Group, Ltd.                                        28,073     45,894        0.0%
    Pacific Brands, Ltd.                                      256,742    221,882        0.0%
    Pacific Current Group, Ltd.                                 2,940      9,940        0.0%
    Pact Group Holdings, Ltd.                                  19,451     76,191        0.0%
#*  Paladin Energy, Ltd.                                      442,639     88,525        0.0%
    Peet, Ltd.                                                109,715     78,796        0.0%
#   Perpetual, Ltd.                                             6,941    224,399        0.0%
*   Perseus Mining, Ltd.                                      203,595     89,598        0.0%
    Platinum Asset Management, Ltd.                            32,413    148,617        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Premier Investments, Ltd.                                  21,429 $  257,527        0.0%
#   Primary Health Care, Ltd.                                 127,098    333,701        0.0%
    Programmed Maintenance Services, Ltd.                      62,950     69,869        0.0%
    Qantas Airways, Ltd.                                      114,899    280,150        0.0%
    QBE Insurance Group, Ltd.                                  93,286    785,154        0.1%
#   Qube Holdings, Ltd.                                       149,042    280,842        0.0%
*   Ramelius Resources, Ltd.                                  181,245     57,881        0.0%
    Ramsay Health Care, Ltd.                                    5,423    266,680        0.0%
    RCR Tomlinson, Ltd.                                        34,883     34,724        0.0%
    REA Group, Ltd.                                             3,811    146,627        0.0%
    Regis Healthcare, Ltd.                                     16,450     63,512        0.0%
    Regis Resources, Ltd.                                      59,873    133,161        0.0%
    Reject Shop, Ltd. (The)                                     8,575     80,752        0.0%
*   Resolute Mining, Ltd.                                     258,682    194,439        0.0%
#   Retail Food Group, Ltd.                                    18,722     77,956        0.0%
    Rio Tinto, Ltd.                                            47,196  1,841,516        0.1%
    SAI Global, Ltd.                                           39,754    109,837        0.0%
    Sandfire Resources NL                                      44,603    199,428        0.0%
    Santos, Ltd.                                              282,352  1,017,172        0.1%
#*  Saracen Mineral Holdings, Ltd.                            243,483    198,112        0.0%
    Seek, Ltd.                                                 44,731    553,541        0.1%
#   Select Harvests, Ltd.                                       9,147     34,827        0.0%
#*  Senex Energy, Ltd.                                         51,326     10,801        0.0%
#   Seven Group Holdings, Ltd.                                 30,072    132,936        0.0%
    Seven West Media, Ltd.                                    257,235    205,798        0.0%
    Sigma Pharmaceuticals, Ltd.                               202,673    168,640        0.0%
#*  Silver Lake Resources, Ltd.                               205,129     58,299        0.0%
#   Sims Metal Management, Ltd.                                45,105    322,562        0.0%
    Sirtex Medical, Ltd.                                        7,727    173,815        0.0%
#   Slater & Gordon, Ltd.                                      45,213     10,043        0.0%
    SMS Management & Technology, Ltd.                          10,362     14,845        0.0%
    Sonic Healthcare, Ltd.                                     32,341    474,585        0.0%
*   South32, Ltd.                                             310,013    387,714        0.0%
#*  South32, Ltd. ADR                                          12,570     78,060        0.0%
    Southern Cross Media Group, Ltd.                          156,822    128,086        0.0%
    Spark Infrastructure Group                                247,683    388,326        0.0%
    Spotless Group Holdings, Ltd.                              64,541     63,256        0.0%
#*  St Barbara, Ltd.                                           90,211    160,525        0.0%
    Star Entertainment Grp, Ltd. (The)                         35,042    149,628        0.0%
#   Steadfast Group, Ltd.                                     126,652    180,085        0.0%
#   STW Communications Group, Ltd.                             90,567     73,381        0.0%
    Suncorp Group, Ltd.                                        87,478    827,382        0.1%
*   Sundance Energy Australia, Ltd.                            21,099      3,012        0.0%
#   Super Retail Group, Ltd.                                   40,724    260,489        0.0%
#   Sydney Airport                                             33,470    172,573        0.0%
    Tabcorp Holdings, Ltd.                                    189,351    635,118        0.1%
#   Tassal Group, Ltd.                                         32,567     96,218        0.0%
    Tatts Group, Ltd.                                         211,298    602,121        0.1%
    Technology One, Ltd.                                       21,604     79,750        0.0%
    Telstra Corp., Ltd.                                        76,579    310,938        0.0%
    Telstra Corp., Ltd. ADR                                       939     19,080        0.0%
*   Ten Network Holdings, Ltd.                                 12,772      9,182        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRALIA -- (Continued)
    TFS Corp., Ltd.                                            95,042 $   112,501        0.0%
    Thorn Group, Ltd.                                          44,121      46,635        0.0%
    Tox Free Solutions, Ltd.                                   21,845      47,977        0.0%
    TPG Telecom, Ltd.                                          23,405     189,699        0.0%
    Transurban Group                                           71,217     624,912        0.1%
    Treasury Wine Estates, Ltd.                               142,950   1,006,547        0.1%
*   Troy Resources, Ltd.                                       70,768      34,567        0.0%
*   UGL, Ltd.                                                  57,484     137,550        0.0%
    Village Roadshow, Ltd.                                      3,270      13,014        0.0%
*   Virgin Australia Holdings, Ltd.                            88,827      23,573        0.0%
    Virtus Health, Ltd.                                        12,659      64,826        0.0%
    Vocus Communications, Ltd.                                 74,087     483,869        0.1%
    Washington H Soul Pattinson & Co., Ltd.                     2,453      30,268        0.0%
    Webjet, Ltd.                                                9,665      44,271        0.0%
    Wesfarmers, Ltd.                                           30,100     974,674        0.1%
    Western Areas, Ltd.                                        39,471      74,413        0.0%
#   Westpac Banking Corp.                                     191,634   4,498,328        0.3%
    Westpac Banking Corp. Sponsored ADR                         6,839     161,400        0.0%
#*  Whitehaven Coal, Ltd.                                     102,283      59,388        0.0%
    Woodside Petroleum, Ltd.                                   52,797   1,130,384        0.1%
    Woolworths, Ltd.                                           29,013     485,502        0.1%
#   WorleyParsons, Ltd.                                        49,527     260,274        0.0%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        72,468,843        4.9%
                                                                      -----------        ---
AUSTRIA -- (0.4%)
    Andritz AG                                                  9,020     506,312        0.1%
    Atrium European Real Estate, Ltd.                          27,321     115,759        0.0%
    Austria Technologie & Systemtechnik AG                      7,500     103,878        0.0%
    BUWOG AG                                                    8,203     172,685        0.0%
    CA Immobilien Anlagen AG                                   12,126     231,628        0.0%
*   Conwert Immobilien Invest SE                               14,730     233,103        0.0%
    DO & CO AG                                                    822      93,182        0.0%
*   Erste Group Bank AG                                        20,244     582,748        0.1%
    EVN AG                                                      5,678      68,126        0.0%
*   IMMOFINANZ AG                                             134,526     317,342        0.0%
    Lenzing AG                                                  1,417     109,670        0.0%
#   Mayr Melnhof Karton AG                                      1,829     215,225        0.0%
    Oesterreichische Post AG                                    3,085     120,560        0.0%
    OMV AG                                                     46,516   1,399,668        0.1%
    Porr Ag                                                       856      27,099        0.0%
*   Raiffeisen Bank International AG                           28,531     456,705        0.1%
#   RHI AG                                                      5,914     127,290        0.0%
    S IMMO AG                                                  12,329     121,010        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                   1,795     121,115        0.0%
#   Semperit AG Holding                                         1,666      59,860        0.0%
    SHS Flughafen Wien AG                                       1,490     170,613        0.0%
    Strabag SE                                                  2,626      82,549        0.0%
    Telekom Austria AG                                         24,308     152,538        0.0%
    UNIQA Insurance Group AG                                   25,501     184,357        0.0%
#   Verbund AG                                                  9,272     129,523        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe        3,624      81,766        0.0%
    Voestalpine AG                                             24,110     870,006        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRIA -- (Continued)
    Wienerberger AG                                             7,538 $   148,888        0.0%
    Zumtobel Group AG                                           2,626      34,176        0.0%
                                                                      -----------        ---
TOTAL AUSTRIA                                                           7,037,381        0.5%
                                                                      -----------        ---
BELGIUM -- (1.2%)
#*  Ablynx NV                                                   3,535      53,532        0.0%
    Ackermans & van Haaren NV                                   5,091     663,643        0.1%
    Ageas                                                      34,850   1,369,492        0.1%
*   AGFA-Gevaert NV                                            50,732     201,726        0.0%
    Anheuser-Busch InBev NV                                    39,170   4,859,190        0.3%
    Anheuser-Busch InBev NV Sponsored ADR                       3,085     383,095        0.0%
    Banque Nationale de Belgique                                   13      44,647        0.0%
    Barco NV                                                    2,340     163,391        0.0%
    Bekaert SA                                                  7,240     318,844        0.0%
    bpost SA                                                    9,908     279,798        0.0%
*   Celyad SA                                                   1,213      56,451        0.0%
    Cie d'Entreprises CFE                                       2,251     223,734        0.0%
    Colruyt SA                                                 16,804     968,947        0.1%
    D'ieteren SA                                                6,103     270,718        0.0%
    Delhaize Group                                             11,130   1,169,592        0.1%
    Delhaize Group Sponsored ADR                                6,398     167,500        0.0%
    Econocom Group SA                                          19,795     213,665        0.0%
    Elia System Operator SA                                     4,343     224,686        0.0%
    Euronav NV                                                 30,070     331,194        0.0%
    EVS Broadcast Equipment SA                                  1,018      34,522        0.0%
    Exmar NV                                                    5,340      45,886        0.0%
#   Fagron                                                      2,847      20,816        0.0%
*   Galapagos NV                                                5,379     244,550        0.0%
    Gimv NV                                                     1,484      82,466        0.0%
    Ion Beam Applications                                       2,150      88,690        0.0%
    KBC Groep NV                                               17,257     970,914        0.1%
    Kinepolis Group NV                                          2,428     107,123        0.0%
    Lotus Bakeries                                                 21      40,580        0.0%
    Melexis NV                                                  2,179     120,594        0.0%
*   Mobistar SA                                                 8,768     191,904        0.0%
*   Nyrstar NV                                                119,785      94,811        0.0%
    Ontex Group NV                                             11,284     346,128        0.0%
#   Proximus SADP                                              21,782     734,136        0.1%
    Recticel SA                                                10,158      66,306        0.0%
    Sipef SA                                                      276      15,717        0.0%
    Solvay SA                                                   7,033     712,518        0.1%
*   Telenet Group Holding NV                                    4,581     228,049        0.0%
*   Tessenderlo Chemie NV                                       6,917     238,061        0.0%
*   ThromboGenics NV                                            8,399      31,517        0.0%
    UCB SA                                                      8,397     629,852        0.1%
#   Umicore SA                                                 23,463   1,171,262        0.1%
    Van de Velde NV                                               842      59,107        0.0%
*   Viohalco SA                                                 4,480       5,670        0.0%
                                                                      -----------        ---
TOTAL BELGIUM                                                          18,245,024        1.2%
                                                                      -----------        ---
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                       27,500     112,903        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BRAZIL -- (Continued)
    Aliansce Shopping Centers SA                               20,400 $   91,286        0.0%
    Alupar Investimento SA                                     12,354     47,595        0.0%
    AMBEV SA ADR                                               79,200    442,728        0.1%
    Arezzo Industria e Comercio SA                              9,000     63,459        0.0%
*   B2W Cia Digital                                            32,290    128,625        0.0%
    Banco Bradesco SA                                          36,650    299,338        0.0%
    Banco do Brasil SA                                         77,050    495,333        0.1%
    Banco Santander Brasil SA                                  25,400    137,072        0.0%
    BB Seguridade Participacoes SA                             24,700    215,454        0.0%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros   335,382  1,675,325        0.1%
    BR Malls Participacoes SA                                  69,500    342,120        0.0%
*   Brasil Brokers Participacoes SA                            21,900     11,653        0.0%
#   Braskem SA Sponsored ADR                                    3,700     52,725        0.0%
    BRF SA                                                     24,761    354,217        0.0%
    BRF SA ADR                                                 10,100    143,622        0.0%
    BTG Pactual Group                                             900      5,142        0.0%
    CCR SA                                                    128,100    602,648        0.1%
*   Centrais Eletricas Brasileiras SA                          60,600    137,261        0.0%
    CETIP SA - Mercados Organizados                            48,400    594,155        0.1%
    Cia Brasileira de Distribuicao ADR                          1,600     23,440        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo            16,700    128,191        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR         6,900     52,716        0.0%
    Cia de Saneamento de Minas Gerais-COPASA                   12,400     77,517        0.0%
    Cia Energetica de Minas Gerais                              4,900     10,101        0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                8,800     17,248        0.0%
    Cia Hering                                                 47,000    192,141        0.0%
    Cia Paranaense de Energia Sponsored ADR                     2,400     19,848        0.0%
    Cia Siderurgica Nacional SA                               162,273    619,980        0.1%
#   Cia Siderurgica Nacional SA Sponsored ADR                  28,200    106,596        0.0%
    Cielo SA                                                   20,880    203,382        0.0%
    Cosan SA Industria e Comercio                              32,300    299,028        0.0%
*   CPFL Energia SA                                            11,867     68,492        0.0%
*   CPFL Energia SA ADR                                         1,858     21,510        0.0%
    CVC Brasil Operadora e Agencia de Viagens SA               11,400     62,979        0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    59,839    178,686        0.0%
    Direcional Engenharia SA                                   16,500     29,505        0.0%
    Duratex SA                                                102,483    233,319        0.0%
    EcoRodovias Infraestrutura e Logistica SA                  50,055    109,155        0.0%
    EDP - Energias do Brasil SA                                39,700    147,753        0.0%
    Embraer SA                                                 85,267    509,978        0.1%
    Embraer SA ADR                                              6,200    143,220        0.0%
    Equatorial Energia SA                                      26,650    329,633        0.0%
    Estacio Participacoes SA                                   79,102    273,007        0.0%
    Even Construtora e Incorporadora SA                        75,100     79,920        0.0%
    Ez Tec Empreendimentos e Participacoes SA                  15,500     75,264        0.0%
    Fibria Celulose SA                                         12,495    110,372        0.0%
    Fibria Celulose SA Sponsored ADR                            9,400     83,284        0.0%
    Fleury SA                                                  11,900     86,432        0.0%
    GAEC Educacao SA                                            5,400     16,470        0.0%
    Gafisa SA                                                  74,100     49,985        0.0%
#   Gafisa SA ADR                                              11,600     15,312        0.0%
    Gerdau SA Sponsored ADR                                    32,200     71,806        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
BRAZIL -- (Continued)
    Grendene SA                                                27,917 $137,911        0.0%
    Guararapes Confeccoes SA                                    1,100   18,547        0.0%
    Helbor Empreendimentos SA                                  14,400    6,322        0.0%
    Hypermarcas SA                                             40,600  358,161        0.1%
    Iguatemi Empresa de Shopping Centers SA                    15,745  122,233        0.0%
*   International Meal Co. Alimentacao SA                       5,900    7,205        0.0%
    Iochpe Maxion SA                                           16,300   68,958        0.0%
    Itau Unibanco Holding SA                                   18,700  155,342        0.0%
    JBS SA                                                    131,647  346,032        0.0%
    Klabin SA                                                  29,700  150,519        0.0%
    Kroton Educacional SA                                     249,153  927,283        0.1%
    Light SA                                                   22,600   67,683        0.0%
    Linx SA                                                     4,000   55,012        0.0%
    Localiza Rent a Car SA                                     37,836  363,041        0.1%
    Lojas Americanas SA                                        18,720   60,255        0.0%
    Lojas Renner SA                                           112,400  678,796        0.1%
    LPS Brasil Consultoria de Imoveis SA                        9,200    8,025        0.0%
    M Dias Branco SA                                            7,449  172,837        0.0%
    Mahle-Metal Leve SA                                        10,387   68,346        0.0%
*   Marfrig Global Foods SA                                    73,600  138,886        0.0%
*   Mills Estruturas e Servicos de Engenharia SA                7,500    9,181        0.0%
*   Minerva SA                                                 23,100   70,994        0.0%
    MRV Engenharia e Participacoes SA                          88,300  308,604        0.0%
    Multiplan Empreendimentos Imobiliarios SA                   9,400  161,119        0.0%
    Multiplus SA                                                7,000   77,241        0.0%
    Natura Cosmeticos SA                                       10,300   76,368        0.0%
    Odontoprev SA                                              34,974  106,369        0.0%
*   Oi SA                                                      14,800    3,701        0.0%
*   Paranapanema SA                                            31,700   16,406        0.0%
*   Petroleo Brasileiro SA                                    164,590  635,054        0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                       31,500  242,865        0.0%
    Porto Seguro SA                                            33,100  266,590        0.0%
    QGEP Participacoes SA                                      33,000   39,148        0.0%
    Qualicorp SA                                               51,781  224,333        0.0%
    Raia Drogasil SA                                           28,000  448,098        0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                 8,124    9,945        0.0%
*   Rumo Logistica Operadora Multimodal SA                     34,346   42,742        0.0%
    Santos Brasil Participacoes SA                              9,000   33,888        0.0%
    Sao Martinho SA                                            13,900  180,780        0.0%
    SLC Agricola SA                                            17,900   80,776        0.0%
    Smiles SA                                                   5,700   66,128        0.0%
    Sul America SA                                             68,500  333,612        0.0%
    Tecnisa SA                                                 19,300   15,544        0.0%
    Telefonica Brasil SA ADR                                    3,300   40,656        0.0%
    Tim Participacoes SA                                       68,221  151,547        0.0%
    Tim Participacoes SA ADR                                    2,300   25,507        0.0%
    Totvs SA                                                   28,763  235,840        0.0%
    Tractebel Energia SA                                       13,926  154,475        0.0%
    Transmissora Alianca de Energia Eletrica SA                43,143  245,367        0.0%
    Ultrapar Participacoes SA                                  22,100  465,358        0.1%
    Ultrapar Participacoes SA Sponsored ADR                       600   12,588        0.0%
*   Usinas Siderurgicas de Minas Gerais SA                      6,361    4,457        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BRAZIL -- (Continued)
    Vale SA                                                    52,583 $   301,042        0.0%
    Vale SA Sponsored ADR                                      10,757      60,992        0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                            22,743     231,447        0.0%
    WEG SA                                                     36,300     160,219        0.0%
                                                                      -----------        ---
TOTAL BRAZIL                                                           19,849,306        1.4%
                                                                      -----------        ---
CANADA -- (5.8%)
    Absolute Software Corp.                                     6,873      37,140        0.0%
*   Advantage Oil & Gas, Ltd.                                  44,830     256,896        0.0%
    Aecon Group, Inc.                                          14,932     199,101        0.0%
#   Ag Growth International, Inc.                               1,400      41,329        0.0%
    AGF Management, Ltd. Class B                               16,800      69,626        0.0%
#   Agnico Eagle Mines, Ltd.(008474108)                        21,851   1,031,586        0.1%
    Agnico Eagle Mines, Ltd.(2009823)                           3,800     179,627        0.0%
    Agrium, Inc.(008916108)                                     3,700     318,644        0.0%
    Agrium, Inc.(2213538)                                       2,400     206,813        0.0%
    AGT Food & Ingredients, Inc.                                2,500      80,816        0.0%
    Aimia, Inc.                                                26,578     181,324        0.0%
*   Air Canada                                                  9,314      69,259        0.0%
    AirBoss of America Corp.                                    2,683      34,214        0.0%
*   Alacer Gold Corp.                                          54,927     148,842        0.0%
*   Alamos Gold, Inc. Class A(011532108)                        3,100      22,320        0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                         44,004     317,397        0.0%
#   Alaris Royalty Corp.                                        7,431     177,735        0.0%
    Algonquin Power & Utilities Corp.                          33,800     295,248        0.0%
    Alimentation Couche-Tard, Inc. Class B                      7,100     311,230        0.0%
#   AltaGas, Ltd.                                              21,734     528,323        0.1%
#   Altius Minerals Corp.                                      12,200     109,097        0.0%
    Altus Group, Ltd.                                           6,200     109,255        0.0%
*   Amaya, Inc.(BT8J595)                                          800      10,846        0.0%
*   Amaya, Inc.(02314M108)                                     16,194     222,344        0.0%
#   ARC Resources, Ltd.                                        33,030     557,301        0.1%
*   Argonaut Gold, Inc.                                        42,854     100,415        0.0%
*   Asanko Gold, Inc.                                          30,000      97,075        0.0%
    Atco, Ltd. Class I                                          6,142     200,605        0.0%
#*  Athabasca Oil Corp.                                        94,200     100,604        0.0%
*   ATS Automation Tooling Systems, Inc.                       17,300     160,081        0.0%
*   AuRico Metals, Inc.(05157J108)                              1,363         981        0.0%
*   AuRico Metals, Inc.(BYR52G5)                               16,008      11,482        0.0%
#   AutoCanada, Inc.                                            2,500      40,906        0.0%
#*  Avigilon Corp.                                              5,600      71,947        0.0%
*   B2Gold Corp.                                              214,219     476,346        0.1%
#   Badger Daylighting, Ltd.                                    7,700     143,420        0.0%
#*  Ballard Power Systems, Inc.                                 4,200       6,728        0.0%
    Bank of Montreal(063671101)                                24,363   1,587,493        0.1%
#   Bank of Montreal(2076009)                                   7,500     488,603        0.1%
    Bank of Nova Scotia (The)(064149107)                       36,093   1,893,078        0.2%
    Bank of Nova Scotia (The)(2076281)                          7,000     367,100        0.0%
*   Bankers Petroleum, Ltd.                                    75,201     113,877        0.0%
    Barrick Gold Corp.(067901108)                              17,900     346,723        0.0%
    Barrick Gold Corp.(2024644)                                48,395     936,889        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Baytex Energy Corp.(07317Q105)                             18,982 $   96,808        0.0%
    Baytex Energy Corp.(B4VGVM3)                               21,478    109,898        0.0%
    BCE, Inc.(05534B760)                                        1,597     74,915        0.0%
    BCE, Inc.(B188TH2)                                          1,600     75,033        0.0%
#*  Bellatrix Exploration, Ltd.                                36,871     41,141        0.0%
*   Birchcliff Energy, Ltd.                                    24,900    103,593        0.0%
#   Bird Construction, Inc.                                    12,599    116,782        0.0%
#   Black Diamond Group, Ltd.                                   8,500     29,672        0.0%
*   BlackBerry, Ltd.(09228F103)                                 9,902     69,908        0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                  86,314    609,502        0.1%
#*  BlackPearl Resources, Inc.                                 13,000      9,947        0.0%
#*  Bombardier, Inc. Class B                                   89,564    134,913        0.0%
    Bonavista Energy Corp.                                     31,404     79,092        0.0%
    Bonterra Energy Corp.                                       8,357    180,235        0.0%
    Boralex, Inc. Class A                                       8,600    112,615        0.0%
    Brookfield Asset Management, Inc. Class A(112585104)        5,669    191,726        0.0%
    Brookfield Asset Management, Inc. Class A(2092599)          8,400    283,861        0.0%
*   BRP, Inc.                                                   4,018     63,887        0.0%
    CAE, Inc.(124765108)                                        3,197     37,821        0.0%
    CAE, Inc.(2162760)                                         34,044    402,656        0.1%
#   Calfrac Well Services, Ltd.                                14,009     20,879        0.0%
    Callidus Capital Corp.                                      2,000     21,838        0.0%
    Cameco Corp.(13321L108)                                    21,697    271,429        0.0%
    Cameco Corp.(2166160)                                       4,800     60,062        0.0%
    Canaccord Genuity Group, Inc.                              27,187     90,573        0.0%
*   Canacol Energy, Ltd.                                       30,820     98,991        0.0%
#   Canadian Energy Services & Technology Corp.                22,400     68,377        0.0%
    Canadian Imperial Bank of Commerce(136069101)              17,619  1,423,087        0.1%
    Canadian Imperial Bank of Commerce(2170525)                 2,500    201,921        0.0%
    Canadian National Railway Co.(136375102)                   10,028    617,324        0.1%
    Canadian National Railway Co.(2180632)                      2,800    172,414        0.0%
    Canadian Natural Resources, Ltd.(136385101)                71,701  2,152,464        0.2%
    Canadian Natural Resources, Ltd.(2171573)                  13,300    399,413        0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                   1,597    230,367        0.0%
    Canadian Pacific Railway, Ltd.(2793115)                     1,000    144,282        0.0%
#   Canadian Tire Corp., Ltd. Class A                           7,600    827,841        0.1%
    Canadian Utilities, Ltd. Class A                            4,900    140,943        0.0%
#   Canadian Western Bank                                      19,563    431,580        0.1%
    Canam Group, Inc.                                          11,921    125,699        0.0%
#   Canexus Corp.                                              10,300     12,232        0.0%
*   Canfor Corp.                                               14,100    154,182        0.0%
    Canfor Pulp Products, Inc.                                  7,290     59,147        0.0%
    Canyon Services Group, Inc.                                15,800     61,452        0.0%
    Capital Power Corp.                                        12,800    181,283        0.0%
    Capstone Infrastructure Corp.                              24,900     97,044        0.0%
*   Capstone Mining Corp.                                     121,117     76,259        0.0%
    Cascades, Inc.                                             19,653    139,092        0.0%
    CCL Industries, Inc. Class B                                2,100    384,534        0.0%
*   Celestica, Inc.(15101Q108)                                  8,543     91,666        0.0%
#*  Celestica, Inc.(2263362)                                   22,340    239,478        0.0%
    Cenovus Energy, Inc.(15135U109)                            54,276    859,732        0.1%
    Cenovus Energy, Inc.(B57FG04)                               4,300     68,165        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
CANADA -- (Continued)
    Centerra Gold, Inc.                                        39,300 $217,376        0.0%
#*  Cequence Energy, Ltd.                                      13,500    3,120        0.0%
    Cervus Equipment Corp.                                        700    6,533        0.0%
*   CGI Group, Inc. Class A(39945C109)                          7,104  324,582        0.0%
*   CGI Group, Inc. Class A(2159740)                            3,300  150,758        0.0%
#*  China Gold International Resources Corp., Ltd.             53,460  108,224        0.0%
#   CI Financial Corp.                                          9,100  201,481        0.0%
    Cineplex, Inc.                                              5,967  235,836        0.0%
*   Claude Resources, Inc.                                     37,459   64,188        0.0%
#   Cogeco Communications, Inc.                                 3,600  179,383        0.0%
    Cogeco, Inc.                                                3,500  143,158        0.0%
*   Colliers International Group, Inc.(194693107)               4,081  169,035        0.0%
    Colliers International Group, Inc.(BYL7SB4)                   300   12,409        0.0%
    Computer Modelling Group, Ltd.                             10,700   85,620        0.0%
    Constellation Software, Inc.                                  600  234,482        0.0%
*   Continental Gold, Inc.                                     14,100   31,129        0.0%
#*  Copper Mountain Mining Corp.                               11,200    5,356        0.0%
#   Corus Entertainment, Inc. Class B                          19,400  193,428        0.0%
    Cott Corp.(22163N106)                                       7,092   94,040        0.0%
    Cott Corp.(2228952)                                        19,631  260,193        0.0%
    Crescent Point Energy Corp.(22576C101)                     25,926  436,075        0.1%
    Crescent Point Energy Corp.(B67C8W8)                       17,993  303,158        0.0%
*   Crew Energy, Inc.                                          39,700  160,736        0.0%
#*  Delphi Energy Corp.                                        41,580   39,104        0.0%
#*  Denison Mines Corp.                                       122,074   73,943        0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                699   12,876        0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                1,600   29,496        0.0%
*   Detour Gold Corp.                                          40,100  860,039        0.1%
    DH Corp.                                                   14,500  376,397        0.0%
    DHX Media, Ltd.(BRF12P5)                                    6,000   36,439        0.0%
    DHX Media, Ltd.(BRF12N3)                                    1,300    7,926        0.0%
    DirectCash Payments, Inc.                                   3,605   37,064        0.0%
    Dollarama, Inc.                                             4,600  331,646        0.0%
*   Dominion Diamond Corp.(257287102)                          13,799  158,413        0.0%
    Dominion Diamond Corp.(B95LX89)                             6,700   76,948        0.0%
    Dorel Industries, Inc. Class B                              7,666  170,586        0.0%
#*  Dundee Precious Metals, Inc.                               28,744   63,916        0.0%
    Eldorado Gold Corp.(284902103)                              5,700   23,997        0.0%
    Eldorado Gold Corp.(2307873)                              156,154  658,368        0.1%
    Element Financial Corp.                                    20,500  230,047        0.0%
#   Emera, Inc.                                                 3,400  123,215        0.0%
    Empire Co., Ltd.                                           16,174  268,772        0.0%
#   Enbridge Income Fund Holdings, Inc.                        21,023  485,739        0.1%
    Enbridge, Inc.(29250N105)                                  10,287  427,322        0.1%
    Enbridge, Inc.(2466149)                                     2,900  120,465        0.0%
    Encana Corp.(292505104)                                    30,117  230,696        0.0%
    Encana Corp.(2793193)                                      33,985  260,027        0.0%
*   Endeavour Mining Corp.                                     15,485  208,444        0.0%
*   Endeavour Silver Corp.                                     10,800   44,846        0.0%
#   EnerCare, Inc.                                             17,403  220,537        0.0%
    Enerflex, Ltd.                                             17,439  167,343        0.0%
    Enerplus Corp.(292766102)                                  20,845  114,648        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
CANADA -- (Continued)
    Enerplus Corp.(B584T89)                                    10,282 $ 56,544        0.0%
    Enghouse Systems, Ltd.                                      2,800  117,048        0.0%
    Ensign Energy Services, Inc.                               32,116  194,534        0.0%
#*  Epsilon Energy, Ltd.                                        3,400    8,807        0.0%
    Equitable Group, Inc.                                       2,177  104,018        0.0%
*   Essential Energy Services Trust                             6,700    3,791        0.0%
    Evertz Technologies, Ltd.                                     800   10,826        0.0%
*   exactEarth, Ltd.                                            1,068    2,298        0.0%
    Exchange Income Corp.                                       4,600  105,660        0.0%
    Exco Technologies, Ltd.                                    15,400  165,083        0.0%
#   Extendicare, Inc.                                          15,061  111,034        0.0%
    Fairfax Financial Holdings, Ltd.                            1,771  949,229        0.1%
    Fiera Capital Corp.                                         3,000   31,968        0.0%
    Finning International, Inc.                                36,570  649,965        0.1%
    First Capital Realty, Inc.                                 11,000  178,059        0.0%
*   First Majestic Silver Corp.(32076V103)                      3,500   37,240        0.0%
#*  First Majestic Silver Corp.(2833583)                       43,419  462,324        0.1%
    First National Financial Corp.                              1,500   34,072        0.0%
#   First Quantum Minerals, Ltd.                               33,146  282,403        0.0%
*   FirstService Corp.(33767E103)                               3,478  156,545        0.0%
    FirstService Corp.(BYL7ZF7)                                   300   13,481        0.0%
#   Fortis, Inc.                                                9,100  288,659        0.0%
*   Fortuna Silver Mines, Inc.                                 35,594  227,799        0.0%
    Franco-Nevada Corp.                                         5,207  365,323        0.0%
    Freehold Royalties, Ltd.                                   20,300  202,563        0.0%
#   Genworth MI Canada, Inc.                                    9,923  256,873        0.0%
    George Weston, Ltd.                                         4,721  409,678        0.1%
    Gibson Energy, Inc.                                        29,664  440,929        0.1%
    Gildan Activewear, Inc.(375916103)                          3,008   93,428        0.0%
    Gildan Activewear, Inc.(2254645)                            4,400  136,661        0.0%
    Gluskin Sheff + Associates, Inc.                            3,800   54,091        0.0%
    GMP Capital, Inc.                                           2,900   11,765        0.0%
    Goldcorp, Inc.(380956409)                                  42,070  847,710        0.1%
    Goldcorp, Inc.(2676302)                                     4,600   92,682        0.0%
*   Gran Tierra Energy, Inc.                                   75,799  223,525        0.0%
    Granite Oil Corp.                                           6,633   40,705        0.0%
*   Great Canadian Gaming Corp.                                 8,308  120,379        0.0%
    Great-West Lifeco, Inc.                                     9,500  279,541        0.0%
    High Liner Foods, Inc.                                      6,000   81,533        0.0%
#   Home Capital Group, Inc.                                   16,722  500,980        0.1%
#   Horizon North Logistics, Inc.                              38,323   43,066        0.0%
    HudBay Minerals, Inc.                                      56,387  281,328        0.0%
    Hudson's Bay Co.                                           20,350  270,533        0.0%
    Husky Energy, Inc.                                         21,639  272,662        0.0%
*   IAMGOLD Corp.(2446646)                                    101,564  345,643        0.0%
*   IAMGOLD Corp.(450913108)                                    6,100   20,740        0.0%
    IGM Financial, Inc.                                         6,100  192,038        0.0%
*   IMAX Corp.                                                  3,900  124,800        0.0%
#*  Imperial Metals Corp.                                       5,200   23,996        0.0%
    Imperial Oil, Ltd.(453038408)                               7,889  260,179        0.0%
    Imperial Oil, Ltd.(2454241)                                 1,000   33,163        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   17,600  584,937        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#   Innergex Renewable Energy, Inc.                            17,100 $  188,758        0.0%
    Intact Financial Corp.                                      3,300    244,206        0.0%
#   Inter Pipeline, Ltd.                                        8,300    177,484        0.0%
*   Interfor Corp.                                             15,402    133,925        0.0%
*   Intertain Group, Ltd. (The)                                 9,021     80,382        0.0%
    Intertape Polymer Group, Inc.                              11,632    182,912        0.0%
*   Ithaca Energy, Inc.                                        89,200     58,296        0.0%
*   Ivanhoe Mines, Ltd. Class A                               122,500    101,538        0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                    5,800     88,200        0.0%
    Just Energy Group, Inc.                                    16,600    105,710        0.0%
    Keyera Corp.                                                8,100    260,876        0.0%
    Killam Apartment REIT                                      12,951    121,490        0.0%
*   Kinross Gold Corp.                                        233,454  1,330,355        0.1%
*   Kirkland Lake Gold, Inc.                                   21,213    161,798        0.0%
*   Klondex Mines, Ltd.                                        35,222    133,342        0.0%
*   Knight Therapeutics, Inc.                                  22,727    146,538        0.0%
#   Labrador Iron Ore Royalty Corp.                            13,039    152,764        0.0%
    Laurentian Bank of Canada                                   7,762    307,956        0.0%
    Leon's Furniture, Ltd.                                      1,615     19,398        0.0%
#*  Lightstream Resources, Ltd.                                16,000      4,144        0.0%
    Linamar Corp.                                              10,700    463,323        0.1%
#   Liquor Stores N.A., Ltd.                                    6,568     45,856        0.0%
    Loblaw Cos., Ltd.                                           5,100    281,400        0.0%
#*  Long Run Exploration, Ltd.                                 13,300      4,876        0.0%
    Lucara Diamond Corp.                                      104,688    266,997        0.0%
*   Lundin Mining Corp.                                       155,705    611,800        0.1%
    MacDonald Dettwiler & Associates, Ltd.                      3,595    251,853        0.0%
    Magna International, Inc.(559222401)                       19,213    807,330        0.1%
    Magna International, Inc.(2554475)                          8,400    352,817        0.0%
    Major Drilling Group International, Inc.                   17,900    111,848        0.0%
    Mandalay Resources Corp.                                   76,504     68,901        0.0%
#   Manitoba Telecom Services, Inc.                             6,000    157,042        0.0%
    Manulife Financial Corp.(56501R106)                        50,653    746,119        0.1%
    Manulife Financial Corp.(2492519)                          15,100    222,643        0.0%
    Maple Leaf Foods, Inc.                                     16,400    339,581        0.0%
    Martinrea International, Inc.                              27,218    205,865        0.0%
#   Medical Facilities Corp.                                   10,300    139,637        0.0%
*   MEG Energy Corp.                                           23,036    122,092        0.0%
*   Merus Labs International, Inc.                             26,514     43,743        0.0%
#   Methanex Corp.(59151K108)                                  14,996    524,260        0.1%
    Methanex Corp.(2654416)                                     3,300    115,409        0.0%
    Metro, Inc.                                                11,400    381,514        0.0%
*   Mitel Networks Corp.                                       16,748    116,930        0.0%
    Morneau Shepell, Inc.                                       5,500     77,150        0.0%
    MTY Food Group, Inc.                                        1,997     52,921        0.0%
#   Mullen Group, Ltd.                                         18,300    213,089        0.0%
    National Bank of Canada                                    40,474  1,446,445        0.1%
    Nevsun Resources, Ltd.                                     52,082    194,680        0.0%
    New Flyer Industries, Inc.                                  9,007    265,393        0.0%
*   New Gold, Inc.                                            123,320    579,890        0.1%
    Newalta Corp.                                              12,998     19,579        0.0%
    Norbord, Inc.                                               1,900     37,873        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    North West Co., Inc. (The)                                  4,500 $  100,028        0.0%
    Northern Blizzard Resources, Inc.                          12,184     38,649        0.0%
#   Northland Power, Inc.                                      10,201    169,190        0.0%
#*  NuVista Energy, Ltd.                                       42,994    203,542        0.0%
    OceanaGold Corp.                                          137,182    490,912        0.1%
    Onex Corp.                                                  3,880    240,679        0.0%
    Open Text Corp.(683715106)                                  2,802    156,688        0.0%
    Open Text Corp.(2260824)                                    2,500    139,974        0.0%
    Osisko Gold Royalties, Ltd.                                17,100    228,963        0.0%
#*  Pacific Exploration and Production Corp.                   58,830     11,178        0.0%
*   Painted Pony Petroleum, Ltd.                               28,700    135,414        0.0%
    Pan American Silver Corp.(697900108)                       15,252    238,999        0.0%
    Pan American Silver Corp.(2669272)                         26,261    411,695        0.1%
*   Paramount Resources, Ltd. Class A                           1,000      7,277        0.0%
*   Parex Resources, Inc.                                      22,534    225,753        0.0%
    Parkland Fuel Corp.                                         8,866    169,095        0.0%
    Pason Systems, Inc.                                        12,237    177,893        0.0%
    Pembina Pipeline Corp.(B4PPQG5)                             4,408    132,196        0.0%
    Pembina Pipeline Corp.(B4PT2P8)                             2,200     66,086        0.0%
#   Pengrowth Energy Corp.                                    149,168    244,908        0.0%
    Penn West Petroleum, Ltd.(707887105)                        4,500      5,130        0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                        124,640    142,054        0.0%
*   Performance Sports Group, Ltd.                                900      3,350        0.0%
    Peyto Exploration & Development Corp.                      17,348    442,860        0.1%
    PHX Energy Services Corp.                                   2,400      5,547        0.0%
*   Platinum Group Metals, Ltd.                                 6,673     22,071        0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)              17,038    301,913        0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                 2,000     35,387        0.0%
    Precision Drilling Corp.(74022D308)                         7,600     39,520        0.0%
    Precision Drilling Corp.(B5YPLH9)                          65,562    340,168        0.0%
    Premium Brands Holdings Corp.                               3,300    142,342        0.0%
*   Pretium Resources, Inc.                                    35,362    291,137        0.0%
*   Primero Mining Corp.                                       38,400     72,228        0.0%
    Progressive Waste Solutions, Ltd.(74339G101)               10,129    326,255        0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                  4,100    131,950        0.0%
    Quebecor, Inc. Class B                                      6,200    165,834        0.0%
*   Raging River Exploration, Inc.                             14,600    118,341        0.0%
*   Redknee Solutions, Inc.                                    16,200     25,565        0.0%
    Reitmans Canada, Ltd. Class A                              10,570     38,415        0.0%
    Restaurant Brands International, Inc.                       3,100    133,838        0.0%
    Richelieu Hardware, Ltd.                                    5,700    101,080        0.0%
*   Richmont Mines, Inc.                                       12,799     99,560        0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                   3,999    114,731        0.0%
#   Ritchie Bros Auctioneers, Inc.(2345390)                     1,600     45,907        0.0%
*   RMP Energy, Inc.                                           44,300     64,612        0.0%
*   Rock Energy, Inc.                                           3,100      3,212        0.0%
    Rogers Communications, Inc. Class B(775109200)              4,111    159,836        0.0%
    Rogers Communications, Inc. Class B(2169051)                1,000     38,894        0.0%
#   Rogers Sugar, Inc.                                         18,500     73,870        0.0%
    RONA, Inc.                                                 26,600    506,263        0.1%
    Royal Bank of Canada(780087102)                            64,900  4,031,588        0.3%
    Royal Bank of Canada(2754383)                               8,100    503,030        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
#   Russel Metals, Inc.                                        13,780 $  245,354        0.0%
*   Sabina Gold & Silver Corp.                                 49,500     71,408        0.0%
*   Sandstorm Gold, Ltd.                                       31,745    136,878        0.0%
    Sandvine Corp.                                             27,471     59,334        0.0%
    Saputo, Inc.                                                6,400    201,227        0.0%
    Savanna Energy Services Corp.                               8,000     11,158        0.0%
#   Secure Energy Services, Inc.                               30,989    223,026        0.0%
*   SEMAFO, Inc.                                               81,600    363,548        0.0%
    Shaw Communications, Inc. Class B(82028K200)               20,012    370,422        0.0%
    Shaw Communications, Inc. Class B(2801836)                  2,000     37,013        0.0%
    ShawCor, Ltd.                                              10,304    278,398        0.0%
    Sherritt International Corp.                               90,502     67,803        0.0%
    Sienna Senior Living, Inc.                                  8,700    111,567        0.0%
*   Sierra Wireless, Inc.(826516106)                            3,447     55,600        0.0%
#*  Sierra Wireless, Inc.(2418968)                              1,300     21,002        0.0%
*   Silver Standard Resources, Inc.                            23,022    216,147        0.0%
    Silver Wheaton Corp.(828336107)                            19,618    410,997        0.1%
    Silver Wheaton Corp.(B058ZX6)                               1,900     39,811        0.0%
    SNC-Lavalin Group, Inc.                                    29,499  1,109,945        0.1%
*   Spartan Energy Corp.                                       71,800    164,235        0.0%
#   Sprott, Inc.                                               14,800     32,202        0.0%
    Stantec, Inc.(85472N109)                                    9,664    247,592        0.0%
#   Stantec, Inc.(2854238)                                      6,001    153,815        0.0%
    Stella-Jones, Inc.                                          3,400    129,990        0.0%
*   Stornoway Diamond Corp.                                   126,700    105,020        0.0%
#   Student Transportation, Inc.                               21,300    105,592        0.0%
    Sun Life Financial, Inc.(866796105)                        12,817    437,060        0.1%
#   Sun Life Financial, Inc.(2566124)                           7,500    255,838        0.0%
    Suncor Energy, Inc.(867224107)                             57,930  1,701,404        0.1%
    Suncor Energy, Inc.(B3NB1P2)                               36,337  1,066,618        0.1%
*   SunOpta, Inc.(8676EP108)                                    4,997     26,884        0.0%
*   SunOpta, Inc.(2817510)                                      9,699     52,024        0.0%
#   Superior Plus Corp.                                        27,100    235,859        0.0%
#   Surge Energy, Inc.                                         68,228    133,770        0.0%
    Tahoe Resources, Inc.                                      51,003    720,315        0.1%
*   Taseko Mines, Ltd.                                         11,200      7,230        0.0%
    Teck Resources, Ltd. Class B(878742204)                     9,977    122,218        0.0%
    Teck Resources, Ltd. Class B(2879327)                      52,787    646,217        0.1%
    TELUS Corp.                                                 3,501    110,998        0.0%
*   Teranga Gold Corp.                                         85,500     68,144        0.0%
#*  Thompson Creek Metals Co., Inc.                            44,247     23,275        0.0%
    Thomson Reuters Corp.                                       7,543    310,244        0.0%
    TMX Group, Ltd.                                             6,233    258,073        0.0%
    TORC Oil & Gas, Ltd.                                       30,980    208,887        0.0%
*   Torex Gold Resources, Inc.                                 48,800     86,733        0.0%
    Toromont Industries, Ltd.                                   8,273    247,986        0.0%
    Toronto-Dominion Bank (The)(891160509)                     45,820  2,038,990        0.2%
    Toronto-Dominion Bank (The)(2897222)                       18,100    805,679        0.1%
    Torstar Corp. Class B                                      13,300     22,154        0.0%
    Total Energy Services, Inc.                                 7,750     81,472        0.0%
*   Tourmaline Oil Corp.                                       23,253    536,337        0.1%
    TransAlta Corp.(89346D107)                                  8,000     41,760        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CANADA -- (Continued)
    TransAlta Corp.(2901628)                                     46,443 $   242,820        0.0%
#   TransAlta Renewables, Inc.                                    9,878      97,465        0.0%
    TransCanada Corp.(89353D107)                                 19,423     805,860        0.1%
    TransCanada Corp.(2665184)                                    6,100     253,296        0.0%
    Transcontinental, Inc. Class A                               17,700     278,189        0.0%
    TransForce, Inc.                                             21,020     396,711        0.0%
    TransGlobe Energy Corp.                                      22,900      44,168        0.0%
#*  Trican Well Service, Ltd.                                    37,842      52,780        0.0%
#*  Trilogy Energy Corp.                                         19,574      85,023        0.0%
    Trinidad Drilling, Ltd.                                      17,465      33,824        0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                     7,000      20,860        0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      53,798     160,789        0.0%
    Uni-Select, Inc.                                              2,100     107,469        0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)        3,988     133,040        0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          1,100      36,673        0.0%
    Valener, Inc.                                                 7,219     126,061        0.0%
#   Veresen, Inc.                                                39,966     289,226        0.0%
    Vermilion Energy, Inc.(923725105)                            10,430     359,001        0.0%
#   Vermilion Energy, Inc.(B607XS1)                                 700      24,073        0.0%
    Wajax Corp.                                                   1,600      23,158        0.0%
    West Fraser Timber Co., Ltd.                                 12,500     411,851        0.1%
    Western Energy Services Corp.                                13,086      30,454        0.0%
    Western Forest Products, Inc.                                92,300     165,518        0.0%
    WestJet Airlines, Ltd.                                          700      11,716        0.0%
    Westshore Terminals Investment Corp.                          7,700     112,551        0.0%
    Whistler Blackcomb Holdings, Inc.                             4,903     102,108        0.0%
#   Whitecap Resources, Inc.                                     64,187     481,390        0.1%
    Wi-Lan, Inc.                                                 31,583      72,746        0.0%
    Winpak, Ltd.                                                  4,000     138,009        0.0%
    WSP Global, Inc.                                             10,619     357,239        0.0%
    Yamana Gold, Inc.(98462Y100)                                  3,700      18,315        0.0%
    Yamana Gold, Inc.(2219279)                                  145,049     719,060        0.1%
*   Yellow Pages, Ltd.                                            7,290     121,200        0.0%
                                                                        -----------        ---
TOTAL CANADA                                                             92,603,249        6.3%
                                                                        -----------        ---
CHILE -- (0.2%)
    AES Gener SA                                                171,505      87,161        0.0%
    Aguas Andinas SA Class A                                    283,528     164,611        0.0%
    Banco de Chile                                              198,838      21,717        0.0%
    Banco de Chile ADR                                              716      47,139        0.0%
    Banco de Credito e Inversiones                                5,105     219,856        0.1%
    Banco Santander Chile                                     1,259,715      61,020        0.0%
    Banco Santander Chile ADR                                     3,900      75,660        0.0%
    CAP SA                                                       17,845      63,470        0.0%
    Cencosud SA                                                  75,273     202,819        0.0%
    Cia Cervecerias Unidas SA                                     8,633      96,937        0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       1,300      29,146        0.0%
    Colbun SA                                                   487,862     132,672        0.0%
    E.CL SA                                                      79,205     137,725        0.0%
    Embotelladora Andina SA Class B ADR                           1,917      39,203        0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR             1,950      54,308        0.0%
    Empresa Nacional de Telecomunicaciones SA                    30,357     266,389        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHILE -- (Continued)
    Empresas CMPC SA                                             85,442 $  193,118        0.0%
    Empresas COPEC SA                                            17,625    176,083        0.0%
    Endesa Americas SA ADR                                        1,950     27,554        0.0%
    Enersis Americas SA Sponsored ADR                            25,734    220,283        0.1%
    Enersis Chile SA ADR                                         25,734    163,926        0.0%
    Forus SA                                                      4,073     12,282        0.0%
    Inversiones Aguas Metropolitanas SA                         102,161    165,299        0.0%
    Inversiones La Construccion SA                                6,639     78,292        0.0%
    Itau CorpBanca                                            2,480,089     22,594        0.0%
*   Latam Airlines Group SA                                      25,759    183,697        0.0%
#*  Latam Airlines Group SA Sponsored ADR                        27,141    194,872        0.0%
    Parque Arauco SA                                             80,180    155,903        0.0%
    Ripley Corp. SA                                             151,422     74,359        0.0%
    SACI Falabella                                                9,073     68,747        0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           3,935     81,966        0.0%
    Sonda SA                                                     91,630    182,533        0.0%
    Vina Concha y Toro SA                                        49,727     83,397        0.0%
                                                                        ----------        ---
TOTAL CHILE                                                              3,784,738        0.3%
                                                                        ----------        ---
CHINA -- (4.5%)
    361 Degrees International, Ltd.                             165,000     59,064        0.0%
    AAC Technologies Holdings, Inc.                              44,000    304,553        0.0%
    Agile Property Holdings, Ltd.                               410,000    232,821        0.0%
    Agricultural Bank of China, Ltd. Class H                  1,203,000    434,178        0.1%
    Air China, Ltd. Class H                                     156,000    118,105        0.0%
    Ajisen China Holdings, Ltd.                                  95,000     40,186        0.0%
*   Alibaba Health Information Technology, Ltd.                  82,000     55,112        0.0%
#*  Alibaba Pictures Group, Ltd.                                240,000     56,068        0.0%
*   Aluminum Corp. of China, Ltd. ADR                             2,000     16,880        0.0%
#*  Aluminum Corp. of China, Ltd. Class H                       280,000     93,618        0.0%
    AMVIG Holdings, Ltd.                                         54,000     22,235        0.0%
#   Angang Steel Co., Ltd. Class H                              254,000    119,471        0.0%
#   Anhui Conch Cement Co., Ltd. Class H                         74,500    196,313        0.0%
    Anhui Expressway Co., Ltd. Class H                           62,000     49,450        0.0%
    Anta Sports Products, Ltd.                                   69,000    175,759        0.0%
*   Anton Oilfield Services Group                               126,000     12,459        0.0%
#   Asia Cement China Holdings Corp.                             45,000      9,779        0.0%
*   AVIC International Holding HK, Ltd.                         490,000     37,078        0.0%
    AVIC International Holdings, Ltd. Class H                    96,000     52,536        0.0%
    AviChina Industry & Technology Co., Ltd. Class H            192,000    133,831        0.0%
    BAIC Motor Corp., Ltd. Class H                               27,500     22,984        0.0%
    Bank of China, Ltd. Class H                               4,061,000  1,644,276        0.1%
    Bank of Chongqing Co., Ltd. Class H                         137,500    108,614        0.0%
    Bank of Communications Co., Ltd. Class H                    442,000    278,578        0.0%
    Baoxin Auto Group, Ltd.                                      19,000     12,021        0.0%
    Baoye Group Co., Ltd. Class H                                12,000      7,901        0.0%
    BBMG Corp. Class H                                          171,000    124,752        0.0%
    Beijing Capital International Airport Co., Ltd. Class H     210,000    226,119        0.0%
    Beijing Capital Land, Ltd. Class H                          316,000    124,988        0.0%
    Beijing Enterprises Holdings, Ltd.                           72,000    376,894        0.1%
#   Beijing Enterprises Water Group, Ltd.                       270,000    161,038        0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             224,000     70,387        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    Beijing North Star Co., Ltd. Class H                        132,000 $   42,093        0.0%
*   Beijing Properties Holdings, Ltd.                           396,000     27,491        0.0%
    Belle International Holdings, Ltd.                        1,016,000    619,614        0.1%
#   Biostime International Holdings, Ltd.                        57,500    159,724        0.0%
    Bloomage Biotechnology Corp., Ltd.                           35,000     68,552        0.0%
#   Boer Power Holdings, Ltd.                                    90,000     50,480        0.0%
    Bosideng International Holdings, Ltd.                       646,000     52,323        0.0%
    Brilliance China Automotive Holdings, Ltd.                  158,000    156,045        0.0%
    Broad Greenstate International Co., Ltd.                    160,000     32,669        0.0%
#*  Byd Co., Ltd. Class H                                        21,000    122,810        0.0%
*   BYD Electronic International Co., Ltd.                      224,500    128,570        0.0%
    C C Land Holdings, Ltd.                                     365,000    106,272        0.0%
#*  C.banner International Holdings, Ltd.                        51,000     20,747        0.0%
    Cabbeen Fashion, Ltd.                                        43,000     17,459        0.0%
#   Central China Securities Co., Ltd. Class H                  253,000    125,094        0.0%
    Century Sunshine Group Holdings, Ltd.                       235,000     11,648        0.0%
*   CGN Meiya Power Holdings Co., Ltd.                          122,000     18,401        0.0%
    Changshouhua Food Co., Ltd.                                  30,000     14,665        0.0%
#*  Chaowei Power Holdings, Ltd.                                 44,000     28,136        0.0%
*   Chia Tai Enterprises International, Ltd.                      9,460      2,533        0.0%
#   China Aerospace International Holdings, Ltd.                678,000     87,031        0.0%
*   China Agri-Industries Holdings, Ltd.                        575,000    196,268        0.0%
#   China Aircraft Leasing Group Holdings, Ltd.                  41,500     43,420        0.0%
    China All Access Holdings, Ltd.                             154,000     49,389        0.0%
*   China Animal Healthcare, Ltd.                                42,000      5,279        0.0%
    China Aoyuan Property Group, Ltd.                           255,000     50,486        0.0%
    China BlueChemical, Ltd. Class H                            446,000    103,787        0.0%
    China Cinda Asset Management Co., Ltd. Class H              820,000    268,521        0.0%
*   China CITIC Bank Corp., Ltd. Class H                        413,000    259,544        0.0%
#   China Coal Energy Co., Ltd. Class H                         509,000    241,654        0.0%
    China Communications Construction Co., Ltd. Class H         248,000    297,683        0.0%
    China Communications Services Corp., Ltd. Class H           620,000    292,636        0.0%
    China Conch Venture Holdings, Ltd.                          142,000    288,044        0.0%
    China Construction Bank Corp. Class H                     6,088,000  3,866,653        0.3%
#*  China COSCO Holdings Co., Ltd. Class H                       95,000     36,971        0.0%
#*  China Datang Corp. Renewable Power Co., Ltd. Class H        187,000     22,083        0.0%
#*  China Daye Non-Ferrous Metals Mining, Ltd.                  890,000     14,277        0.0%
    China Dongxiang Group Co., Ltd.                             715,000    148,178        0.0%
#*  China Dynamics Holdings, Ltd.                               420,000     19,694        0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                  210,000    114,808        0.0%
#   China Electronics Corp. Holdings Co., Ltd.                   56,000     16,612        0.0%
    China Everbright Bank Co., Ltd. Class H                     354,000    159,611        0.0%
    China Everbright International, Ltd.                        217,000    243,774        0.0%
    China Everbright, Ltd.                                      168,000    330,780        0.1%
#*  China Fiber Optic Network System Group, Ltd.                310,000     36,211        0.0%
#*  China Foods, Ltd.                                           214,000     78,310        0.0%
    China Galaxy Securities Co., Ltd. Class H                   509,000    446,439        0.1%
#   China Gas Holdings, Ltd.                                    148,000    214,053        0.0%
*   China Glass Holdings, Ltd.                                   86,000     11,052        0.0%
*   China Greenland Rundong Auto Group, Ltd.                    104,000     38,165        0.0%
#*  China Hanking Holdings, Ltd.                                 88,000      9,168        0.0%
    China Harmony New Energy Auto Holding, Ltd.                 179,000    110,794        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
*   China High Speed Transmission Equipment Group Co., Ltd.     234,000 $  180,144        0.0%
#   China Hongqiao Group, Ltd.                                  367,000    268,614        0.0%
#   China Huishan Dairy Holdings Co., Ltd.                      369,000    137,279        0.0%
*   China Huiyuan Juice Group, Ltd.                             229,000    101,274        0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    35,000     54,799        0.0%
    China Jinmao Holdings Group, Ltd.                           942,000    270,911        0.0%
    China Lesso Group Holdings, Ltd.                            273,000    149,398        0.0%
    China Life Insurance Co., Ltd. ADR                            7,800     89,778        0.0%
    China Life Insurance Co., Ltd. Class H                       45,000    103,660        0.0%
    China Lilang, Ltd.                                          115,000     73,666        0.0%
    China Longyuan Power Group Corp., Ltd. Class H              249,000    171,631        0.0%
#   China LotSynergy Holdings, Ltd.                           2,120,000     87,009        0.0%
    China Machinery Engineering Corp. Class H                   136,000     92,223        0.0%
#   China Medical System Holdings, Ltd.                         125,000    162,212        0.0%
    China Mengniu Dairy Co., Ltd.                               143,000    241,830        0.0%
    China Merchants Bank Co., Ltd. Class H                      141,500    310,337        0.0%
    China Merchants Holdings International Co., Ltd.            189,181    562,365        0.1%
    China Merchants Land, Ltd.                                  362,000     54,872        0.0%
    China Minsheng Banking Corp., Ltd. Class H                  313,000    293,597        0.0%
    China Mobile, Ltd.                                           80,000    918,461        0.1%
    China Mobile, Ltd. Sponsored ADR                             39,357  2,263,815        0.2%
#   China Modern Dairy Holdings, Ltd.                           416,000     76,349        0.0%
#   China Molybdenum Co., Ltd. Class H                           99,000     16,592        0.0%
    China National Building Material Co., Ltd. Class H          792,000    410,362        0.1%
    China National Materials Co., Ltd. Class H                  260,000     68,654        0.0%
*   China New Town Development Co., Ltd.                        612,500     24,412        0.0%
#*  China Oil & Gas Group, Ltd.                               1,368,000     98,382        0.0%
#   China Oilfield Services, Ltd. Class H                       264,000    229,699        0.0%
    China Overseas Grand Oceans Group, Ltd.                     257,000     81,776        0.0%
    China Overseas Land & Investment, Ltd.                      330,000  1,047,508        0.1%
#*  China Overseas Property Holdings, Ltd.                      110,000     15,371        0.0%
    China Pacific Insurance Group Co., Ltd. Class H              77,200    270,697        0.0%
    China Petroleum & Chemical Corp. ADR                          2,000    141,540        0.0%
    China Petroleum & Chemical Corp. Class H                  1,146,000    809,029        0.1%
#   China Pioneer Pharma Holdings, Ltd.                         145,000     34,287        0.0%
    China Power International Development, Ltd.                 391,000    166,886        0.0%
    China Power New Energy Development Co., Ltd.              1,000,000     78,461        0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         1,440,000     46,363        0.0%
*   China Properties Group, Ltd.                                 81,000     18,343        0.0%
    China Railway Construction Corp., Ltd. Class H              125,500    159,708        0.0%
    China Railway Group, Ltd. Class H                           119,000     94,192        0.0%
#*  China Rare Earth Holdings, Ltd.                             486,399     36,870        0.0%
*   China Resources and Transportation Group, Ltd.              400,000      6,879        0.0%
    China Resources Beer Holdings Company, Ltd.                 140,855    308,791        0.0%
    China Resources Cement Holdings, Ltd.                       430,000    140,388        0.0%
#   China Resources Gas Group, Ltd.                             102,000    288,644        0.0%
    China Resources Land, Ltd.                                  204,000    500,641        0.1%
    China Resources Power Holdings Co., Ltd.                    154,690    260,933        0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.               252,000     22,979        0.0%
*   China Sanjiang Fine Chemicals Co., Ltd.                     129,000     24,048        0.0%
    China SCE Property Holdings, Ltd.                           331,000     69,847        0.0%
#*  China Shanshui Cement Group, Ltd.                           198,000     69,358        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    China Shenhua Energy Co., Ltd. Class H                      130,000 $  219,233        0.0%
    China Shineway Pharmaceutical Group, Ltd.                    82,000     93,717        0.0%
#*  China Shipping Container Lines Co., Ltd. Class H            253,000     58,080        0.0%
    China Shipping Development Co., Ltd. Class H                154,000    109,547        0.0%
#   China Silver Group, Ltd.                                    126,000     28,195        0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             155,000     56,950        0.0%
#   China South City Holdings, Ltd.                             668,000    127,830        0.0%
    China Southern Airlines Co., Ltd. Class H                   192,000    120,392        0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               2,392     73,793        0.0%
    China State Construction International Holdings, Ltd.        66,000    102,639        0.0%
#   China Suntien Green Energy Corp., Ltd. Class H              337,000     38,340        0.0%
*   China Taiping Insurance Holdings Co., Ltd.                  258,000    525,077        0.1%
    China Telecom Corp., Ltd. ADR                                 1,739     86,324        0.0%
    China Telecom Corp., Ltd. Class H                           142,000     70,481        0.0%
*   China Traditional Chinese Medicine Co., Ltd.                196,000     91,962        0.0%
    China Travel International Investment Hong Kong, Ltd.       644,000    189,343        0.0%
    China Unicom Hong Kong, Ltd.                                862,000  1,008,788        0.1%
    China Unicom Hong Kong, Ltd. ADR                             32,502    380,273        0.1%
    China Vanke Co., Ltd. Class H                               132,100    330,742        0.1%
#   China Water Affairs Group, Ltd.                             160,000     79,287        0.0%
    China Yongda Automobiles Services Holdings, Ltd.             95,000     50,719        0.0%
#*  China Yurun Food Group, Ltd.                                427,000     72,794        0.0%
    China ZhengTong Auto Services Holdings, Ltd.                223,500     91,321        0.0%
#   China Zhongwang Holdings, Ltd.                              414,800    206,558        0.0%
#*  Chinasoft International, Ltd.                               234,000     84,308        0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            218,000     25,800        0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           491,000    258,691        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                 78,000     19,341        0.0%
#   CIFI Holdings Group Co., Ltd.                               650,000    150,416        0.0%
    CIMC Enric Holdings, Ltd.                                   122,000     64,062        0.0%
*   CITIC Dameng Holdings, Ltd.                                 233,000     14,516        0.0%
#*  CITIC Resources Holdings, Ltd.                              532,000     47,139        0.0%
    CITIC Securities Co., Ltd. Class H                          264,500    581,313        0.1%
    CITIC, Ltd.                                                 600,000    874,977        0.1%
*   Citychamp Watch & Jewellery Group, Ltd.                     226,000     38,432        0.0%
    CNOOC, Ltd.                                                 782,000    966,020        0.1%
    CNOOC, Ltd. Sponsored ADR                                     8,898  1,098,280        0.1%
#*  Cogobuy Group                                                29,000     41,966        0.0%
#   Comba Telecom Systems Holdings, Ltd.                        322,300     56,653        0.0%
#   Concord New Energy Group, Ltd.                              990,000     53,186        0.0%
*   Coolpad Group, Ltd.                                         740,600    145,634        0.0%
    Cosco Pacific, Ltd.                                         286,000    304,140        0.0%
#   Cosmo Lady China Holdings Co., Ltd.                          82,000     63,641        0.0%
    Country Garden Holdings Co., Ltd.                         1,172,000    460,932        0.1%
    CP Pokphand Co., Ltd.                                     1,800,000    191,897        0.0%
    CPMC Holdings, Ltd.                                          91,000     40,969        0.0%
    CRRC Corp, Ltd. Class H                                      46,000     44,761        0.0%
    CSPC Pharmaceutical Group, Ltd.                             168,000    148,666        0.0%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    10,000     15,432        0.0%
#   CT Environmental Group, Ltd.                                296,000     86,336        0.0%
#   Dah Chong Hong Holdings, Ltd.                               268,000    110,585        0.0%
    Dalian Port PDA Co., Ltd. Class H                            50,000     21,708        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
*   Daphne International Holdings, Ltd.                         304,000 $ 45,685        0.0%
    Datang International Power Generation Co., Ltd. Class H     238,000   67,614        0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       36,000   29,558        0.0%
    Digital China Holdings, Ltd.                                160,000  110,667        0.0%
#   Dongfang Electric Corp., Ltd. Class H                        75,000   58,213        0.0%
    Dongfeng Motor Group Co., Ltd. Class H                      188,000  205,444        0.0%
    Dongjiang Environmental Co., Ltd. Class H                    21,000   30,403        0.0%
#   Dongyue Group, Ltd.                                         320,000   56,517        0.0%
*   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                    57,000   26,060        0.0%
#   ENN Energy Holdings, Ltd.                                    62,000  302,414        0.0%
    EVA Precision Industrial Holdings, Ltd.                     246,000   35,071        0.0%
#   Evergrande Real Estate Group, Ltd.                        1,054,000  781,543        0.1%
#   Fantasia Holdings Group Co., Ltd.                           420,000   55,568        0.0%
    Far East Horizon, Ltd.                                      259,000  205,256        0.0%
    Fosun International, Ltd.                                    90,072  124,454        0.0%
#   Fu Shou Yuan International Group, Ltd.                       46,000   32,273        0.0%
#   Fufeng Group, Ltd.                                          255,000   79,710        0.0%
#   Fuguiniao Co., Ltd. Class H                                  37,999   19,416        0.0%
*   Fullshare Holdings, Ltd.                                    580,000  184,957        0.0%
#   Future Land Development Holdings, Ltd.                      386,000   55,037        0.0%
#   GCL-Poly Energy Holdings, Ltd.                            3,436,000  512,045        0.1%
    Geely Automobile Holdings, Ltd.                             930,000  462,295        0.1%
*   Glorious Property Holdings, Ltd.                            513,000   59,365        0.0%
#   Golden Eagle Retail Group, Ltd.                             118,000  135,849        0.0%
    Golden Meditech Holdings, Ltd.                              490,000   63,654        0.0%
*   Goldin Properties Holdings, Ltd.                            120,000   49,640        0.0%
    Goldpac Group, Ltd.                                          23,000    9,256        0.0%
#   GOME Electrical Appliances Holding, Ltd.                  2,849,000  365,391        0.1%
*   Goodbaby International Holdings, Ltd.                        81,000   45,472        0.0%
    Great Wall Motor Co., Ltd. Class H                          318,000  239,228        0.0%
    Greatview Aseptic Packaging Co., Ltd.                       140,000   70,900        0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          221,000   78,079        0.0%
*   Greentown China Holdings, Ltd.                              174,500  129,453        0.0%
    Guangdong Investment, Ltd.                                  236,000  333,246        0.1%
*   Guangdong Land Holdings, Ltd.                                76,000   21,974        0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            36,000   21,972        0.0%
    Guangshen Railway Co., Ltd. Class H                         216,000  111,892        0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                       600   15,300        0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                 34,000   39,598        0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                     4,000    8,463        0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  218,000  304,565        0.0%
    Haier Electronics Group Co., Ltd.                           161,000  270,404        0.0%
    Haitian International Holdings, Ltd.                         93,000  157,717        0.0%
    Haitong Securities Co., Ltd. Class H                        237,600  392,662        0.1%
*   Hanergy Thin Film Power Group, Ltd.                         190,000    5,274        0.0%
    Harbin Electric Co., Ltd. Class H                           174,000   71,217        0.0%
#*  HC International, Inc.                                       62,000   41,883        0.0%
    Hengan International Group Co., Ltd.                         44,500  398,712        0.1%
    Hengdeli Holdings, Ltd.                                     588,000   61,184        0.0%
*   Hi Sun Technology China, Ltd.                               459,000   81,627        0.0%
#   Hilong Holding, Ltd.                                        144,000   16,625        0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H          61,000   28,458        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
*   HNA International Investment Holdings, Ltd.                 110,000 $    7,352        0.0%
*   Honghua Group, Ltd.                                         381,000     18,577        0.0%
    Hopewell Highway Infrastructure, Ltd.                       118,500     59,052        0.0%
*   Hopson Development Holdings, Ltd.                           188,000    178,670        0.0%
#   HOSA International, Ltd.                                    114,000     37,126        0.0%
    Hua Han Health Industry Holdings, Ltd.                      830,000     87,396        0.0%
*   Huabao International Holdings, Ltd.                         480,000    188,238        0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                    428,000     92,684        0.0%
    Huadian Power International Corp., Ltd. Class H             174,000     89,445        0.0%
    Huaneng Power International, Inc. Class H                   112,000     80,028        0.0%
    Huaneng Power International, Inc. Sponsored ADR                 900     25,551        0.0%
    Huaneng Renewables Corp., Ltd. Class H                      970,000    286,232        0.0%
*   Huatai Securities Co., Ltd. Class H                          34,600     73,073        0.0%
#   Huishang Bank Corp., Ltd. Class H                           150,000     72,376        0.0%
    Hydoo International Holding, Ltd.                            94,000     11,007        0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       4,742,000  2,538,871        0.2%
#   Intime Retail Group Co., Ltd.                               212,000    190,616        0.0%
    Jiangnan Group, Ltd.                                        392,000     66,035        0.0%
    Jiangsu Expressway Co., Ltd. Class H                        112,000    147,764        0.0%
    Jiangxi Copper Co., Ltd. Class H                            235,000    287,217        0.0%
    Ju Teng International Holdings, Ltd.                        258,000    115,480        0.0%
#*  Kaisa Group Holdings, Ltd.                                   80,000      3,017        0.0%
*   Kangda International Environmental Co., Ltd.                177,000     39,965        0.0%
    Kingboard Chemical Holdings, Ltd.                           166,500    318,941        0.1%
    Kingboard Laminates Holdings, Ltd.                          274,500    140,333        0.0%
#   Kingdee International Software Group Co., Ltd.              272,000     87,863        0.0%
    Koradior Holdings, Ltd.                                      25,000     43,327        0.0%
    Kunlun Energy Co., Ltd.                                     836,000    725,730        0.1%
    KWG Property Holding, Ltd.                                  300,500    194,038        0.0%
    Le Saunda Holdings, Ltd.                                     57,200     12,506        0.0%
    Lee & Man Paper Manufacturing, Ltd.                         325,000    213,850        0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                          11,000      8,886        0.0%
    Lenovo Group, Ltd.                                          852,000    670,733        0.1%
#*  Li Ning Co., Ltd.                                            44,500     19,300        0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H               66,000     25,344        0.0%
#*  Lifetech Scientific Corp.                                   410,000     69,480        0.0%
    Livzon Pharmaceutical Group, Inc. Class H                     7,150     33,033        0.0%
    Logan Property Holdings Co., Ltd.                           280,000    106,655        0.0%
    Longfor Properties Co., Ltd.                                247,000    347,789        0.1%
    Lonking Holdings, Ltd.                                      472,000     78,791        0.0%
#*  Loudong General Nice Resources China Holdings, Ltd.         171,000      8,783        0.0%
#*  Luye Pharma Group, Ltd.                                      91,500     63,493        0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                     584,000    134,204        0.0%
    Maoye International Holdings, Ltd.                          275,000     28,627        0.0%
    Metallurgical Corp. of China, Ltd. Class H                  103,000     30,949        0.0%
*   MIE Holdings Corp.                                          390,000     41,148        0.0%
*   Mingfa Group International Co., Ltd.                        299,000     72,853        0.0%
    Minmetals Land, Ltd.                                        270,000     27,735        0.0%
    Minth Group, Ltd.                                            80,000    209,741        0.0%
#*  MMG, Ltd.                                                   504,000    113,410        0.0%
#   NetDragon Websoft, Inc.                                      32,000     99,367        0.0%
    New China Life Insurance Co., Ltd. Class H                   34,300    112,034        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    New World Department Store China, Ltd.                       60,000 $    8,483        0.0%
    Nexteer Automotive Group, Ltd.                               73,000     77,037        0.0%
    Nine Dragons Paper Holdings, Ltd.                           452,000    323,291        0.1%
#*  North Mining Shares Co., Ltd.                               910,000      9,839        0.0%
*   NVC Lighting Holdings, Ltd.                                 318,000     33,536        0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                    46,000     17,159        0.0%
    Pacific Online, Ltd.                                        129,000     38,404        0.0%
    Parkson Retail Group, Ltd.                                  263,000     28,713        0.0%
#   PAX Global Technology, Ltd.                                  46,000     39,675        0.0%
    Peak Sport Products Co., Ltd.                               200,000     55,243        0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H   667,000    267,390        0.0%
    PetroChina Co., Ltd. ADR                                      1,900    138,814        0.0%
    PetroChina Co., Ltd. Class H                                794,000    580,914        0.1%
    Phoenix Healthcare Group Co., Ltd.                           48,500     73,654        0.0%
    Phoenix Satellite Television Holdings, Ltd.                 210,000     48,252        0.0%
    PICC Property & Casualty Co., Ltd. Class H                  174,000    315,628        0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H          264,000  1,238,973        0.1%
#   Poly Property Group Co., Ltd.                               516,000    137,752        0.0%
*   Pou Sheng International Holdings, Ltd.                      380,000    101,514        0.0%
    Powerlong Real Estate Holdings, Ltd.                        279,000     60,229        0.0%
#*  PW Medtech Group, Ltd.                                       11,000      2,967        0.0%
    Qingdao Port International Co., Ltd. Class H                 56,000     26,693        0.0%
#   Real Nutriceutical Group, Ltd.                              516,000     59,598        0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       4,048,000    137,891        0.0%
#   REXLot Holdings, Ltd.                                     1,750,000     31,134        0.0%
    Road King Infrastructure, Ltd.                               41,000     33,949        0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       205,000     40,867        0.0%
#*  Semiconductor Manufacturing International Corp.           3,583,000    289,949        0.0%
*   Semiconductor Manufacturing International Corp. ADR          16,042     66,414        0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H              117,500     92,502        0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     180,000    108,059        0.0%
#   Shanghai Electric Group Co., Ltd. Class H                    72,000     30,097        0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        13,000     35,336        0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                    18,000     14,695        0.0%
    Shanghai Industrial Holdings, Ltd.                          135,000    308,312        0.0%
#   Shanghai Industrial Urban Development Group, Ltd.           378,000     74,311        0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   206,000     84,572        0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H          100,500    213,274        0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  124,000     19,756        0.0%
    Shenguan Holdings Group, Ltd.                               248,000     25,774        0.0%
    Shenzhen Expressway Co., Ltd. Class H                       112,000     99,401        0.0%
    Shenzhen International Holdings, Ltd.                       152,000    247,653        0.0%
    Shenzhen Investment, Ltd.                                   854,000    343,386        0.1%
    Shenzhou International Group Holdings, Ltd.                  36,000    185,871        0.0%
    Shimao Property Holdings, Ltd.                              409,000    564,487        0.1%
*   Shougang Concord International Enterprises Co., Ltd.        828,000     25,864        0.0%
#   Shougang Fushan Resources Group, Ltd.                       718,000    107,949        0.0%
    Shui On Land, Ltd.                                          939,000    246,254        0.0%
*   Shunfeng International Clean Energy, Ltd.                   350,000     65,993        0.0%
#   Sichuan Expressway Co., Ltd. Class H                        110,000     36,492        0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                  499,000    115,150        0.0%
    Sino Biopharmaceutical, Ltd.                                258,000    182,820        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
*   Sino Oil And Gas Holdings, Ltd.                           2,410,000 $   56,422        0.0%
    Sino-Ocean Land Holdings, Ltd.                              576,000    258,308        0.0%
    Sinofert Holdings, Ltd.                                     562,000     76,661        0.0%
*   Sinolink Worldwide Holdings, Ltd.                           128,000     13,980        0.0%
#   SinoMedia Holding, Ltd.                                      54,000     14,011        0.0%
    Sinopec Engineering Group Co., Ltd. Class H                 201,500    185,861        0.0%
#   Sinopec Kantons Holdings, Ltd.                              218,000    115,052        0.0%
*   Sinopec Oilfield Service Corp. Class H                      120,000     26,216        0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H            220,000    108,198        0.0%
    Sinopharm Group Co., Ltd. Class H                           117,200    500,940        0.1%
    Sinosoft Technology Group, Ltd.                              52,000     28,391        0.0%
#   Sinotrans Shipping, Ltd.                                     63,500     11,169        0.0%
    Sinotrans, Ltd. Class H                                     401,000    185,336        0.0%
    Sinotruk Hong Kong, Ltd.                                    181,000     91,372        0.0%
    SITC International Holdings Co., Ltd.                       154,000     83,233        0.0%
    Skyworth Digital Holdings, Ltd.                             454,939    297,828        0.0%
    SOHO China, Ltd.                                            501,000    253,171        0.0%
*   Sound Global, Ltd.                                           70,000     26,892        0.0%
    Springland International Holdings, Ltd.                     179,000     32,203        0.0%
#*  SPT Energy Group, Inc.                                      132,000      9,995        0.0%
*   SRE Group, Ltd.                                             496,000     15,261        0.0%
#   SSY Group, Ltd.                                             549,026    188,669        0.0%
#   Sun Art Retail Group, Ltd.                                  315,000    236,442        0.0%
#   Sunac China Holdings, Ltd.                                  466,000    297,333        0.0%
#   Sunny Optical Technology Group Co., Ltd.                     72,000    222,066        0.0%
*   Symphony Holdings, Ltd.                                     120,000     13,115        0.0%
    TCC International Holdings, Ltd.                            408,000     81,770        0.0%
#   TCL Communication Technology Holdings, Ltd.                 174,000    112,828        0.0%
#   TCL Multimedia Technology Holdings, Ltd.                     96,000     57,090        0.0%
#*  Technovator International, Ltd.                              98,000     49,803        0.0%
    Tencent Holdings, Ltd.                                       82,900  1,686,875        0.1%
#   Tenwow International Holdings, Ltd.                          52,000     15,248        0.0%
    Texhong Textile Group, Ltd.                                  46,500     45,485        0.0%
#   Tian An China Investment Co., Ltd.                           30,000     15,956        0.0%
#*  Tian Ge Interactive Holdings, Ltd.                           94,000     76,891        0.0%
    Tiangong International Co., Ltd.                            340,000     27,534        0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    38,000     21,126        0.0%
    Tianjin Development Holdings, Ltd.                          134,000     66,454        0.0%
    Tianjin Port Development Holdings, Ltd.                     574,000     87,000        0.0%
#*  Tianneng Power International, Ltd.                          190,000    155,375        0.0%
#   Tibet Water Resources, Ltd.                                 179,000     51,170        0.0%
#   Times Property Holdings, Ltd.                               102,000     42,129        0.0%
#   Tingyi Cayman Islands Holding Corp.                         296,000    346,336        0.1%
    Tong Ren Tang Technologies Co., Ltd. Class H                 70,000    109,839        0.0%
    Tongda Group Holdings, Ltd.                                 480,000     98,599        0.0%
    Top Spring International Holdings, Ltd.                      42,500     18,346        0.0%
    Towngas China Co., Ltd.                                     155,000     80,196        0.0%
    TPV Technology, Ltd.                                        192,000     31,108        0.0%
    Travelsky Technology, Ltd. Class H                           97,000    180,258        0.0%
    Trigiant Group, Ltd.                                        100,000     16,970        0.0%
    Truly International Holdings, Ltd.                          412,000    160,851        0.0%
#   Tsingtao Brewery Co., Ltd. Class H                           20,000     75,741        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CHINA -- (Continued)
    Uni-President China Holdings, Ltd.                          157,000 $   146,209        0.0%
*   United Energy Group, Ltd.                                   582,000      31,134        0.0%
    Universal Health International Group Holding, Ltd.          175,000      15,740        0.0%
#   V1 Group, Ltd.                                              566,000      31,237        0.0%
#   Want Want China Holdings, Ltd.                              431,000     330,023        0.1%
#   Wasion Group Holdings, Ltd.                                 220,000     122,294        0.0%
    Weichai Power Co., Ltd. Class H                             127,000     152,832        0.0%
    Weiqiao Textile Co. Class H                                 127,000      94,855        0.0%
    Welling Holding, Ltd.                                       196,000      32,694        0.0%
#   West China Cement, Ltd.                                     522,000     109,484        0.0%
#   Wisdom Sports Group                                          92,000      35,784        0.0%
#*  Wuzhou International Holdings, Ltd.                         400,000      43,299        0.0%
#   Xiamen International Port Co., Ltd. Class H                 232,000      47,646        0.0%
*   Xinchen China Power Holdings, Ltd.                           40,000       6,259        0.0%
    Xingda International Holdings, Ltd.                         210,000      43,946        0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H       54,000      50,265        0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H     50,600      83,335        0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           136,000      14,680        0.0%
#   Xinyi Solar Holdings, Ltd.                                  308,000     121,003        0.0%
    Xiwang Special Steel Co., Ltd.                              208,000      20,605        0.0%
    XTEP International Holdings, Ltd.                           121,500      71,824        0.0%
*   Yanchang Petroleum International, Ltd.                    1,420,000      29,578        0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                       346,000     196,512        0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                   1,800      10,116        0.0%
#   Yestar International Holdings Co., Ltd.                     112,500      45,092        0.0%
    Yingde Gases Group Co., Ltd.                                248,500      92,831        0.0%
    Yip's Chemical Holdings, Ltd.                                38,000      13,218        0.0%
    Yuanda China Holdings, Ltd.                                 374,000      11,688        0.0%
    Yuexiu Property Co., Ltd.                                 1,810,000     262,768        0.0%
#   Yuexiu Transport Infrastructure, Ltd.                       152,000     101,930        0.0%
    Yuzhou Properties Co., Ltd.                                 360,000      98,804        0.0%
#   Zall Development Group, Ltd.                                402,000     164,651        0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                   187,500     162,017        0.0%
    Zhejiang Expressway Co., Ltd. Class H                       150,000     153,253        0.0%
    Zhongsheng Group Holdings, Ltd.                             184,500      94,496        0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                32,000     182,072        0.0%
    Zijin Mining Group Co., Ltd. Class H                        340,000     112,990        0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                   243,800      82,257        0.0%
    ZTE Corp. Class H                                            56,360      87,685        0.0%
                                                                        -----------        ---
TOTAL CHINA                                                              71,634,953        4.9%
                                                                        -----------        ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                            6,423      36,121        0.0%
    Bancolombia SA                                               13,966     125,016        0.0%
    Bancolombia SA Sponsored ADR                                  4,609     178,322        0.1%
    Cementos Argos SA                                            13,761      55,939        0.0%
*   Cemex Latam Holdings SA                                       9,153      41,963        0.0%
    Corp. Financiera Colombiana SA(B000C92)                       9,682     131,124        0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                         133       1,802        0.0%
    Ecopetrol SA                                                179,698      89,260        0.0%
    Ecopetrol SA Sponsored ADR                                    3,500      34,790        0.0%
    Empresa de Energia de Bogota SA ESP                          29,392      19,088        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
COLOMBIA -- (Continued)
    Grupo Argos SA                                            11,908 $   78,587        0.0%
    Grupo de Inversiones Suramericana SA                       6,333     85,590        0.0%
    Grupo Nutresa SA                                          13,050    119,107        0.0%
    Interconexion Electrica SA ESP                            37,025    113,076        0.0%
    Isagen SA ESP                                             71,219    102,628        0.0%
                                                                     ----------        ---
TOTAL COLOMBIA                                                        1,212,413        0.1%
                                                                     ----------        ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                   7,027    137,228        0.0%
    Komercni banka A.S.                                          355     73,013        0.0%
    Pegas Nonwovens SA                                         1,573     55,296        0.0%
*   Unipetrol A.S.                                             3,329     26,935        0.0%
                                                                     ----------        ---
TOTAL CZECH REPUBLIC                                                    292,472        0.0%
                                                                     ----------        ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                                            1,995    324,517        0.0%
    Alm Brand A.S.                                            20,292    150,898        0.0%
    Ambu A.S. Class B                                          5,194    179,110        0.0%
    AP Moeller - Maersk A.S. Class A                             165    224,800        0.0%
    AP Moeller - Maersk A.S. Class B                             265    372,989        0.0%
*   Bang & Olufsen A.S.                                        3,580     38,846        0.0%
*   Bavarian Nordic A.S.                                       4,711    180,082        0.0%
    Carlsberg A.S. Class B                                     7,722    752,758        0.1%
    Chr Hansen Holding A.S.                                   10,835    674,707        0.1%
    Coloplast A.S. Class B                                     2,571    192,608        0.0%
#*  D/S Norden A.S.                                            6,697    117,295        0.0%
    Danske Bank A.S.                                          25,376    718,002        0.1%
    DFDS A.S.                                                  7,890    314,885        0.0%
    DSV A.S.                                                  39,340  1,656,141        0.1%
#   FLSmidth & Co. A.S.                                       12,881    500,683        0.1%
*   Genmab A.S.                                                7,180  1,065,302        0.1%
    GN Store Nord A.S.                                        37,161    731,261        0.1%
*   H Lundbeck A.S.                                           10,822    361,595        0.0%
*   H+H International A.S. Class B                             3,370     37,373        0.0%
    IC Group A.S.                                              1,421     48,066        0.0%
    ISS A.S.                                                  21,134    802,767        0.1%
    Jyske Bank A.S.                                           19,033    778,917        0.1%
    Matas A.S.                                                 9,160    174,802        0.0%
    NKT Holding A.S.                                           6,519    371,677        0.0%
    Novo Nordisk A.S. Class B                                 52,084  2,908,076        0.2%
    Novo Nordisk A.S. Sponsored ADR                            5,344    298,142        0.0%
    Novozymes A.S. Class B                                    17,078    819,098        0.1%
    Pandora A.S.                                              12,828  1,667,801        0.1%
    PER Aarsleff A.S. Class B                                  4,630    127,957        0.0%
    Ringkjoebing Landbobank A.S.                                 920    193,750        0.0%
    Rockwool International A.S. Class B                        1,875    312,562        0.0%
    Royal Unibrew A.S.                                         8,136    367,593        0.0%
    Schouw & Co.                                               3,994    233,620        0.0%
#   SimCorp A.S.                                               8,971    403,562        0.0%
    Solar A.S. Class B                                         1,440     73,998        0.0%
    Spar Nord Bank A.S.                                       19,061    155,627        0.0%
    Sydbank A.S.                                              17,582    497,306        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
DENMARK -- (Continued)
    TDC A.S.                                                   99,004 $   506,927        0.1%
*   Topdanmark A.S.                                            16,856     446,347        0.0%
    Tryg A.S.                                                  22,352     422,360        0.0%
    United International Enterprises                              301      44,828        0.0%
    Vestas Wind Systems A.S.                                   11,729     839,586        0.1%
*   William Demant Holding A.S.                                 4,542     467,051        0.0%
                                                                      -----------        ---
TOTAL DENMARK                                                          21,556,272        1.5%
                                                                      -----------        ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR                26,910     100,501        0.0%
*   Global Telecom Holding SAE GDR                             10,032      16,559        0.0%
                                                                      -----------        ---
TOTAL EGYPT                                                               117,060        0.0%
                                                                      -----------        ---
FINLAND -- (1.2%)
    Amer Sports Oyj                                            26,869     795,426        0.1%
#   Bittium Oyj                                                 8,880      61,462        0.0%
    Cargotec Oyj Class B                                        9,631     364,526        0.0%
    Caverion Corp.                                             27,340     200,655        0.0%
    Citycon Oyj                                                65,385     165,787        0.0%
    Cramo Oyj                                                   7,702     154,338        0.0%
    Elisa Oyj                                                  15,034     562,151        0.1%
    F-Secure Oyj                                               11,365      33,341        0.0%
*   Finnair Oyj                                                13,936      82,992        0.0%
    Fiskars Oyj Abp                                             4,126      80,100        0.0%
    Fortum Oyj                                                 32,902     496,048        0.1%
    HKScan Oyj Class A                                          5,225      18,855        0.0%
#   Huhtamaki Oyj                                              10,098     397,205        0.0%
    Kemira Oyj                                                 25,003     303,362        0.0%
    Kesko Oyj Class A                                           1,935      77,436        0.0%
    Kesko Oyj Class B                                          16,580     663,175        0.1%
    Kone Oyj Class B                                           13,812     631,103        0.1%
#   Konecranes Oyj                                             11,996     275,466        0.0%
    Lassila & Tikanoja Oyj                                      8,438     146,830        0.0%
    Metsa Board Oyj                                            54,499     342,646        0.0%
    Metso Oyj                                                  16,985     409,123        0.0%
    Neste Oyj                                                  27,896     893,914        0.1%
    Nokia Oyj(5902941)                                        185,898   1,097,448        0.1%
    Nokia Oyj(5946455)                                         66,112     388,395        0.0%
    Nokia Oyj Sponsored ADR                                    20,625     121,069        0.0%
    Nokian Renkaat Oyj                                         22,895     845,649        0.1%
    Olvi Oyj Class A                                              566      15,734        0.0%
    Oriola-KD Oyj Class B                                      13,926      68,918        0.0%
    Orion Oyj Class A                                           3,075     105,804        0.0%
    Orion Oyj Class B                                          12,183     425,488        0.0%
#*  Outokumpu Oyj                                              43,172     181,727        0.0%
#*  Outotec Oyj                                                27,451     109,514        0.0%
#   PKC Group Oyj                                               5,071      91,268        0.0%
    Ponsse Oy                                                   1,291      33,015        0.0%
#   Raisio Oyj Class V                                         29,915     147,542        0.0%
    Ramirent Oyj                                               17,079     119,461        0.0%
#   Sampo Oyj Class A                                          28,588   1,250,470        0.1%
#   Sanoma Oyj                                                 20,171      98,738        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FINLAND -- (Continued)
    Sponda Oyj                                                 39,732 $   173,021        0.0%
*   Stockmann Oyj Abp Class B                                  10,970      76,169        0.0%
#   Stora Enso Oyj Class R                                    147,460   1,289,256        0.1%
    Stora Enso Oyj Sponsored ADR                                2,680      23,281        0.0%
    Technopolis Oyj                                            20,138      86,959        0.0%
    Tieto Oyj                                                  15,335     402,976        0.0%
    Tikkurila Oyj                                               8,754     153,661        0.0%
    UPM-Kymmene Oyj                                           130,315   2,494,499        0.2%
    UPM-Kymmene Oyj Sponsored ADR                               1,975      37,999        0.0%
    Uponor Oyj                                                 14,663     226,228        0.0%
    Valmet Oyj                                                 27,914     350,522        0.0%
    Wartsila Oyj Abp                                           27,128   1,164,261        0.1%
    YIT Oyj                                                    28,305     193,241        0.0%
                                                                      -----------        ---
TOTAL FINLAND                                                          18,928,254        1.3%
                                                                      -----------        ---
FRANCE -- (5.0%)
#   Accor SA                                                   10,479     464,044        0.0%
    Aeroports de Paris                                          1,224     154,064        0.0%
#*  Air France-KLM                                             22,004     197,137        0.0%
    Air Liquide SA                                              8,730     990,128        0.1%
    Airbus Group SE                                            10,031     627,114        0.1%
    Albioma SA                                                  4,265      69,536        0.0%
*   Alstom SA                                                  12,089     309,122        0.0%
    Alten SA                                                    7,860     485,311        0.0%
    Altran Technologies SA                                     26,777     397,421        0.0%
    Arkema SA                                                  16,815   1,342,114        0.1%
    Atos SE                                                    15,591   1,387,703        0.1%
#   AXA SA                                                     69,158   1,746,212        0.1%
    AXA SA Sponsored ADR                                        2,823      71,478        0.0%
    Beneteau SA                                                 1,281      14,883        0.0%
    BioMerieux                                                  2,940     379,471        0.0%
    BNP Paribas SA                                             35,711   1,891,217        0.1%
    Boiron SA                                                   1,040      83,364        0.0%
    Bollore SA                                                 39,632     156,950        0.0%
    Bonduelle SCA                                               3,132      92,452        0.0%
#   Bourbon SA                                                  4,879      71,999        0.0%
#   Bouygues SA                                                27,014     901,429        0.1%
    Bureau Veritas SA                                          18,154     430,308        0.0%
    Capgemini SA                                                9,393     876,768        0.1%
    Carrefour SA                                               64,891   1,838,419        0.1%
#   Casino Guichard Perrachon SA                               13,903     827,433        0.1%
    Cegid Group SA                                              2,573     181,962        0.0%
#*  CGG SA                                                     84,952      79,832        0.0%
#   CGG SA Sponsored ADR                                        3,161       3,042        0.0%
    Chargeurs SA                                                7,674      78,326        0.0%
    Christian Dior SE                                           1,818     319,459        0.0%
    Cie de Saint-Gobain                                        49,612   2,273,348        0.2%
    Cie des Alpes                                                 744      12,949        0.0%
    Cie Generale des Etablissements Michelin                   23,605   2,465,543        0.2%
    CNP Assurances                                             31,743     540,908        0.0%
*   Coface SA                                                   5,975      48,264        0.0%
    Credit Agricole SA                                         33,991     376,238        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Danone SA                                                 14,476 $1,014,238        0.1%
    Danone SA Sponsored ADR                                      907     12,825        0.0%
    Dassault Systemes                                          4,012    313,805        0.0%
    Dassault Systemes ADR                                        288     22,496        0.0%
    Derichebourg SA                                           38,496    122,738        0.0%
#   Edenred                                                    8,496    167,589        0.0%
    Eiffage SA                                                10,005    795,921        0.1%
    Electricite de France SA                                  13,439    193,076        0.0%
    Engie SA                                                  67,562  1,114,330        0.1%
#*  Eramet                                                     1,024     40,820        0.0%
    Essilor International SA                                   6,802    880,560        0.1%
*   Esso SA Francaise                                            572     25,918        0.0%
*   Etablissements Maurel et Prom                             33,732    135,931        0.0%
    Euler Hermes Group                                         2,294    218,081        0.0%
    Eurofins Scientific SE                                       976    362,121        0.0%
    Euronext NV                                                7,096    299,961        0.0%
    Eutelsat Communications SA                                24,461    759,967        0.1%
    Faiveley Transport SA                                        923    100,462        0.0%
    Faurecia                                                  16,732    691,332        0.1%
    Fimalac                                                      234     26,286        0.0%
*   GameLoft SE                                               14,044    118,983        0.0%
    Gaztransport Et Technigaz SA                               3,018    111,990        0.0%
    GL Events                                                    588     11,278        0.0%
    Groupe Crit                                                  301     19,841        0.0%
    Groupe Eurotunnel SE                                      21,893    279,524        0.0%
*   Groupe Fnac SA                                             3,231    186,419        0.0%
    Guerbet                                                    1,290     84,733        0.0%
    Haulotte Group SA                                          1,629     25,407        0.0%
    Havas SA                                                  32,268    270,558        0.0%
    Hermes International                                         464    165,257        0.0%
*   ID Logistics Group                                           180     21,661        0.0%
    Iliad SA                                                   1,140    249,270        0.0%
    Imerys SA                                                  6,848    505,713        0.0%
#   Ingenico Group SA                                          3,749    441,923        0.0%
    Ipsen SA                                                   1,615     97,641        0.0%
    IPSOS                                                      2,282     68,046        0.0%
    Jacquet Metal Service                                      2,603     38,681        0.0%
    JCDecaux SA                                                6,976    309,091        0.0%
    Kering                                                     3,398    582,750        0.1%
    Korian SA                                                  7,920    249,596        0.0%
    L'Oreal SA                                                 3,582    650,655        0.1%
    Lagardere SCA                                             23,421    621,543        0.1%
    Lectra                                                     2,696     40,977        0.0%
    Legrand SA                                                10,561    601,953        0.1%
    LISI                                                       3,788    108,389        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        7,570  1,261,249        0.1%
    Manitou BF SA                                                596     10,344        0.0%
    Mersen                                                     1,125     17,980        0.0%
    Metropole Television SA                                    6,946    131,768        0.0%
    MGI Coutier                                                2,373     50,546        0.0%
    Natixis SA                                                56,215    310,191        0.0%
#*  Naturex                                                    1,380    116,364        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FRANCE -- (Continued)
    Neopost SA                                                  4,655 $  114,032        0.0%
*   Nexans SA                                                   9,494    441,676        0.0%
    Nexity SA                                                   6,074    325,572        0.0%
#*  Nicox                                                       4,090     39,974        0.0%
*   NRJ Group                                                   1,632     16,714        0.0%
    Numericable-SFR SA                                          5,201    170,407        0.0%
#*  Onxeo SA                                                    8,787     33,862        0.0%
    Orange SA                                                 123,640  2,054,145        0.2%
#   Orange SA Sponsored ADR                                     5,502     91,278        0.0%
    Orpea                                                       5,416    446,815        0.0%
*   Parrot SA                                                     756     15,231        0.0%
    Pernod Ricard SA                                            6,641    717,327        0.1%
*   Peugeot SA                                                 80,984  1,305,150        0.1%
#   Plastic Omnium SA                                          12,423    411,659        0.0%
    Plastivaloire                                                 358     28,959        0.0%
    Publicis Groupe SA                                          8,869    656,334        0.1%
    Publicis Groupe SA ADR                                      2,568     47,482        0.0%
#   Rallye SA                                                   9,436    181,288        0.0%
    Renault SA                                                 19,544  1,885,757        0.1%
    Rexel SA                                                   42,299    641,362        0.1%
    Rubis SCA                                                   6,338    495,119        0.0%
    Safran SA                                                  10,693    737,172        0.1%
    Saft Groupe SA                                              4,701    146,046        0.0%
#   Sanofi                                                     35,579  2,932,655        0.2%
    Sanofi ADR                                                 13,479    553,987        0.0%
    Sartorius Stedim Biotech                                      438    167,382        0.0%
    Savencia SA                                                   224     14,871        0.0%
    Schneider Electric SE(4834108)                             21,680  1,417,603        0.1%
    Schneider Electric SE(B11BPS1)                                523     34,062        0.0%
#   SCOR SE                                                    30,011  1,022,345        0.1%
    SEB SA                                                      5,053    566,110        0.1%
*   Sequana SA                                                  8,305     25,880        0.0%
    SES SA                                                     12,770    348,885        0.0%
    Societe BIC SA                                              1,799    255,428        0.0%
    Societe Generale SA                                        39,178  1,541,543        0.1%
#   Societe Television Francaise 1                             17,106    206,039        0.0%
    Sodexo SA                                                   4,834    488,348        0.0%
#*  SOITEC                                                     14,337      9,689        0.0%
#*  Solocal Group                                               3,055     18,249        0.0%
    Sopra Steria Group                                          1,557    181,111        0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                   15,785     64,865        0.0%
    Stef SA                                                       949     71,627        0.0%
    STMicroelectronics NV(5962332)                            110,713    680,709        0.1%
    STMicroelectronics NV(2430025)                              9,366     57,507        0.0%
#   Suez Environnement Co.                                     25,324    466,712        0.0%
    Tarkett SA                                                  4,887    159,427        0.0%
    Technicolor SA                                             34,125    234,072        0.0%
#   Technip SA                                                 26,452  1,550,354        0.1%
    Technip SA ADR                                              2,728     38,274        0.0%
    Teleperformance                                            13,393  1,202,988        0.1%
    Thales SA                                                   6,199    536,447        0.0%
    Total SA                                                  185,779  9,389,419        0.6%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
FRANCE -- (Continued)
    Total SA Sponsored ADR                                    15,802 $   801,946        0.1%
    Trigano SA                                                 1,076      63,113        0.0%
*   UBISOFT Entertainment                                     25,742     747,163        0.1%
    Valeo SA                                                   7,178   1,138,567        0.1%
#   Vallourec SA                                              14,677      76,431        0.0%
#*  Valneva SE                                                11,308      43,910        0.0%
#   Veolia Environnement SA                                   14,508     356,397        0.0%
    Veolia Environnement SA ADR                                1,217      29,172        0.0%
    Vicat SA                                                   1,762     122,658        0.0%
    Vilmorin & Cie SA                                            718      51,388        0.0%
    Vinci SA                                                  27,787   2,075,364        0.2%
    Virbac SA                                                    604     110,149        0.0%
    Vivendi SA                                                66,212   1,271,953        0.1%
*   Worldline SA                                               4,439     124,470        0.0%
    Zodiac Aerospace                                          14,841     348,193        0.0%
                                                                     -----------        ---
TOTAL FRANCE                                                          79,845,549        5.4%
                                                                     -----------        ---
GERMANY -- (4.9%)
    Aareal Bank AG                                            15,197     541,015        0.1%
    Adidas AG                                                 12,623   1,628,586        0.1%
*   ADLER Real Estate AG                                       1,686      22,347        0.0%
*   ADVA Optical Networking SE                                 8,775      93,640        0.0%
#*  AIXTRON SE                                                14,656      73,001        0.0%
    Allianz SE                                                15,044   2,559,404        0.2%
    Allianz SE Sponsored ADR                                  21,958     374,164        0.0%
    Amadeus Fire AG                                              206      15,487        0.0%
    Aurubis AG                                                 9,255     502,974        0.0%
    Axel Springer SE                                          12,199     682,132        0.1%
    BASF SE                                                   63,703   5,270,200        0.4%
    BASF SE Sponsored ADR                                      1,504     120,049        0.0%
    Bauer AG                                                   2,770      45,287        0.0%
    Bayer AG                                                  16,367   1,891,483        0.1%
    Bayer AG Sponsored ADR                                       273      30,871        0.0%
    Bayerische Motoren Werke AG                               37,367   3,456,954        0.2%
#   BayWa AG                                                   3,907     136,584        0.0%
    Bechtle AG                                                 2,677     279,974        0.0%
    Beiersdorf AG                                              2,329     209,133        0.0%
    Bertrandt AG                                               1,654     191,441        0.0%
    Bijou Brigitte AG                                            491      31,695        0.0%
#   Bilfinger SE                                               9,686     422,817        0.0%
    Biotest AG                                                   327       6,252        0.0%
#   Borussia Dortmund GmbH & Co. KGaA                         25,794     115,953        0.0%
    Brenntag AG                                               12,745     748,623        0.1%
    CANCOM SE                                                  2,412     123,073        0.0%
    Carl Zeiss Meditec AG                                      4,552     148,698        0.0%
    CENTROTEC Sustainable AG                                   2,714      44,948        0.0%
    Cewe Stiftung & Co. KGAA                                   2,110     133,064        0.0%
    Comdirect Bank AG                                          1,776      20,229        0.0%
    Commerzbank AG                                            67,349     631,556        0.1%
    CompuGroup Medical SE                                      3,941     154,877        0.0%
    Continental AG                                             3,297     726,044        0.1%
*   CropEnergies AG                                            5,612      27,682        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
    CTS Eventim AG & Co. KGaA                                   6,733 $  236,294        0.0%
    Daimler AG                                                 84,976  5,920,842        0.4%
#   Deutsche Bank AG(D18190898)                                30,646    581,048        0.1%
    Deutsche Bank AG(5750355)                                   7,421    140,650        0.0%
    Deutsche Beteiligungs AG                                    3,211     95,019        0.0%
    Deutsche Boerse AG                                          6,762    556,435        0.1%
    Deutsche EuroShop AG                                        7,588    354,039        0.0%
#   Deutsche Lufthansa AG                                      70,904  1,103,964        0.1%
    Deutsche Post AG                                           25,178    739,560        0.1%
    Deutsche Telekom AG                                       206,421  3,623,396        0.3%
    Deutsche Telekom AG Sponsored ADR                          13,453    235,966        0.0%
    Deutsche Wohnen AG                                         23,497    720,462        0.1%
    Deutz AG                                                   26,774    136,868        0.0%
*   Dialog Semiconductor P.L.C.                                 9,270    323,305        0.0%
    DIC Asset AG                                                8,036     74,102        0.0%
    DMG Mori AG                                                 5,877    281,740        0.0%
    Draegerwerk AG & Co. KGaA                                     183     11,138        0.0%
#   Drillisch AG                                                3,571    147,683        0.0%
    Duerr AG                                                    6,981    560,147        0.1%
    E.ON SE                                                   312,916  3,243,115        0.2%
    E.ON SE Sponsored ADR                                       4,952     51,550        0.0%
    Elmos Semiconductor AG                                      1,677     21,053        0.0%
    ElringKlinger AG                                            7,382    181,220        0.0%
*   Evotec AG                                                  26,154    104,416        0.0%
    Fielmann AG                                                 3,159    233,424        0.0%
    Fraport AG Frankfurt Airport Services Worldwide             8,041    487,467        0.0%
#   Freenet AG                                                 17,172    525,658        0.0%
    Fresenius Medical Care AG & Co. KGaA                       12,074  1,050,886        0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                    1,361     59,380        0.0%
    Fresenius SE & Co. KGaA                                    15,523  1,131,909        0.1%
    Fuchs Petrolub SE                                           4,183    154,369        0.0%
    GEA Group AG                                               11,035    512,791        0.0%
    Gerresheimer AG                                             7,338    547,279        0.1%
#   Gerry Weber International AG                                4,286     61,933        0.0%
#   Gesco AG                                                      136     11,363        0.0%
    GFK SE                                                      2,763    107,681        0.0%
    GFT Technologies SE                                         2,895     71,169        0.0%
    Grammer AG                                                  3,504    135,740        0.0%
    Grenkeleasing AG                                              529    104,409        0.0%
*   H&R AG                                                      2,783     32,863        0.0%
    Hamburger Hafen und Logistik AG                             7,270    114,157        0.0%
    Hannover Rueck SE                                           3,428    391,892        0.0%
    HeidelbergCement AG                                        10,568    940,989        0.1%
#*  Heidelberger Druckmaschinen AG                             21,344     48,240        0.0%
    Hella KGaA Hueck & Co.                                      4,913    188,071        0.0%
    Henkel AG & Co. KGaA                                        1,651    167,947        0.0%
    Hochtief AG                                                 3,713    477,017        0.0%
    Hornbach Baumarkt AG                                        1,172     36,355        0.0%
    Hugo Boss AG                                                5,031    321,059        0.0%
    Indus Holding AG                                            4,309    219,890        0.0%
    Infineon Technologies AG                                   54,946    783,946        0.1%
    Infineon Technologies AG ADR                               12,612    180,730        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
GERMANY -- (Continued)
    Isra Vision AG                                               666 $   47,267        0.0%
    Jenoptik AG                                                9,812    153,496        0.0%
#   K+S AG                                                    24,980    623,508        0.1%
    KION Group AG                                             17,287    944,000        0.1%
    Kloeckner & Co. SE                                        31,651    369,473        0.0%
*   Koenig & Bauer AG                                          3,522    131,999        0.0%
#*  Kontron AG                                                11,032     36,448        0.0%
    Krones AG                                                  2,181    249,100        0.0%
#   KUKA AG                                                    3,352    331,081        0.0%
    KWS Saat SE                                                  510    176,978        0.0%
    Lanxess AG                                                14,518    760,302        0.1%
    LEG Immobilien AG                                          9,232    856,399        0.1%
#   Leoni AG                                                   8,609    311,115        0.0%
    Linde AG                                                   5,840    893,531        0.1%
    LPKF Laser & Electronics AG                                  939      7,822        0.0%
    MAN SE                                                     1,381    149,892        0.0%
#*  Manz AG                                                      566     23,820        0.0%
#*  Medigene AG                                                5,946     61,922        0.0%
    Merck KGaA                                                 5,239    493,392        0.0%
    Metro AG                                                  42,865  1,367,551        0.1%
    MLP AG                                                     2,305      8,982        0.0%
    MTU Aero Engines AG                                       14,421  1,363,460        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              6,298  1,170,834        0.1%
    Nemetschek SE                                              2,749    153,831        0.0%
*   Nordex SE                                                  7,403    208,331        0.0%
    Norma Group SE                                             7,730    399,120        0.0%
    OHB SE                                                       463     10,210        0.0%
    Osram Licht AG                                            13,875    724,537        0.1%
*   Patrizia Immobilien AG                                     2,972     68,932        0.0%
    Pfeiffer Vacuum Technology AG                              1,830    197,109        0.0%
    PNE Wind AG                                                4,743     11,885        0.0%
    ProSiebenSat.1 Media SE                                   16,137    824,359        0.1%
    Puma SE                                                      530    120,857        0.0%
*   QIAGEN NV(2437907)                                        11,100    249,306        0.0%
*   QIAGEN NV(5732825)                                        29,660    667,072        0.1%
#   QSC AG                                                    17,803     27,652        0.0%
    Rational AG                                                  516    262,232        0.0%
    Rheinmetall AG                                            10,513    823,664        0.1%
    RHOEN-KLINIKUM AG                                          9,064    281,999        0.0%
#   RIB Software AG                                            3,457     36,570        0.0%
    RTL Group SA                                               1,394    116,715        0.0%
*   RWE AG                                                    82,364  1,234,026        0.1%
    S&T AG                                                     1,963     15,629        0.0%
#   SAF-Holland SA                                            10,550    124,544        0.0%
#   Salzgitter AG                                             10,180    345,071        0.0%
    SAP SE                                                    10,907    855,774        0.1%
    SAP SE Sponsored ADR                                       1,405    110,461        0.0%
    Schaltbau Holding AG                                       1,570     84,698        0.0%
#*  SGL Carbon SE                                              6,318     74,052        0.0%
    SHW AG                                                     1,533     44,305        0.0%
    Siemens AG                                                19,969  2,089,720        0.2%
    Siemens AG Sponsored ADR                                   5,045    528,615        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
GERMANY -- (Continued)
    Sixt SE                                                    4,382 $   254,146        0.0%
#*  SMA Solar Technology AG                                    2,401     127,772        0.0%
    Software AG                                               10,498     401,889        0.0%
*   Stabilus SA                                                1,250      62,483        0.0%
    Stada Arzneimittel AG                                     17,541     745,810        0.1%
    STRATEC Biomedical AG                                        582      33,388        0.0%
#   Stroeer SE & Co KGaA                                       3,460     170,686        0.0%
    Suedzucker AG                                             21,623     381,820        0.0%
*   Suess MicroTec AG                                          5,350      56,934        0.0%
    Surteco SE                                                 1,688      43,073        0.0%
    Symrise AG                                                 9,130     605,969        0.1%
    TAG Immobilien AG                                         17,978     239,043        0.0%
    Takkt AG                                                   9,684     202,398        0.0%
*   Talanx AG                                                 11,067     368,314        0.0%
    Telefonica Deutschland Holding AG                         43,086     219,220        0.0%
    ThyssenKrupp AG                                           13,866     323,103        0.0%
    TLG Immobilien AG                                          3,563      75,472        0.0%
*   Tom Tailor Holding AG                                        901       4,608        0.0%
*   Tomorrow Focus AG                                          4,368      13,006        0.0%
    United Internet AG                                        10,414     509,017        0.0%
#   VERBIO Vereinigte BioEnergie AG                            4,367      42,423        0.0%
    Volkswagen AG                                              2,957     472,222        0.0%
    Vonovia SE                                                14,973     504,705        0.0%
*   Vossloh AG                                                 1,577     109,281        0.0%
#   VTG AG                                                     1,163      36,120        0.0%
#   Wacker Chemie AG                                           2,612     250,963        0.0%
    Wacker Neuson SE                                           5,688      96,353        0.0%
    Washtec AG                                                 2,703     109,574        0.0%
*   Wincor Nixdorf AG                                          5,516     301,898        0.0%
#   Wirecard AG                                                1,656      71,723        0.0%
    XING AG                                                      327      62,081        0.0%
    Zeal Network SE                                            1,822      84,463        0.0%
                                                                     -----------        ---
TOTAL GERMANY                                                         78,206,468        5.3%
                                                                     -----------        ---
GREECE -- (0.0%)
    Aegean Airlines SA                                         1,506      13,817        0.0%
*   Alpha Bank AE                                              1,555       3,378        0.0%
    FF Group                                                   1,384      28,502        0.0%
    Hellenic Exchanges - Athens Stock Exchange SA              3,515      20,016        0.0%
*   Hellenic Petroleum SA                                      4,268      18,867        0.0%
    Hellenic Telecommunications Organization SA                9,041      88,017        0.0%
*   Intralot SA-Integrated Lottery Systems & Services         13,391      15,652        0.0%
*   JUMBO SA                                                   4,193      54,921        0.0%
    Metka SA                                                   1,233       9,434        0.0%
    Motor Oil Hellas Corinth Refineries SA                     2,271      25,931        0.0%
    Mytilineos Holdings SA                                     6,360      25,538        0.0%
*   National Bank of Greece SA                                 1,035         309        0.0%
    OPAP SA                                                    6,092      46,052        0.0%
*   Piraeus Bank SA                                              589         175        0.0%
    Public Power Corp. SA                                      4,356      14,467        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
GREECE -- (Continued)
    Titan Cement Co. SA                                           2,126 $   48,498        0.0%
                                                                        ----------        ---
TOTAL GREECE                                                               413,574        0.0%
                                                                        ----------        ---
HONG KONG -- (2.1%)
    Agritrade Resources, Ltd.                                   165,000     34,563        0.0%
    AIA Group, Ltd.                                             557,400  3,328,673        0.2%
    Allied Properties HK, Ltd.                                   74,000     13,891        0.0%
*   Apac Resources, Ltd.                                        440,000      5,338        0.0%
    APT Satellite Holdings, Ltd.                                 73,250     58,130        0.0%
    Asia Financial Holdings, Ltd.                                 4,000      2,107        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.              9,500     13,415        0.0%
#   ASM Pacific Technology, Ltd.                                 50,000    359,341        0.0%
#*  Auto Italia Holdings                                        475,000     11,611        0.0%
#   Bank of East Asia, Ltd. (The)                               110,444    399,980        0.0%
    BEP International Holdings, Ltd.                            400,000     26,241        0.0%
    BOC Hong Kong Holdings, Ltd.                                216,000    643,782        0.1%
    Bonjour Holdings, Ltd.                                      488,000     20,068        0.0%
    Bright Smart Securities & Commodities Group, Ltd.           182,000     51,091        0.0%
#   Brightoil Petroleum Holdings, Ltd.                          414,000    131,066        0.0%
*   Burwill Holdings, Ltd.                                      346,000     12,698        0.0%
    Cafe de Coral Holdings, Ltd.                                 36,000    108,685        0.0%
#*  CAR, Inc.                                                   171,000    194,791        0.0%
    Cathay Pacific Airways, Ltd.                                243,000    386,177        0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    18,000    169,989        0.0%
    Cheung Kong Property Holdings, Ltd.                          56,200    383,817        0.0%
*   China Best Group Holding, Ltd.                              760,000     22,413        0.0%
#*  China Energy Development Holdings, Ltd.                   1,658,000     21,062        0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.          500,000      8,028        0.0%
#*  China Public Procurement, Ltd.                            1,324,000     24,297        0.0%
*   China Smarter Energy Group Holdings, Ltd.                   370,000     23,296        0.0%
*   China Star Entertainment, Ltd.                               30,000      2,739        0.0%
*   China Strategic Holdings, Ltd.                            2,095,000     62,861        0.0%
    Chinese Estates Holdings, Ltd.                               16,500     40,938        0.0%
    Chow Sang Sang Holdings International, Ltd.                 103,000    167,024        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                         216,800    150,691        0.0%
    CITIC Telecom International Holdings, Ltd.                  402,000    166,895        0.0%
    CK Hutchison Holdings, Ltd.                                 130,700  1,562,805        0.1%
    CK Life Sciences Int'l Holdings, Inc.                       648,000     61,701        0.0%
    CLP Holdings, Ltd.                                           48,500    448,383        0.1%
*   Convoy Financial Holdings, Ltd.                           1,758,000     71,102        0.0%
*   CST Mining Group, Ltd.                                    5,040,000     81,593        0.0%
#   CW Group Holdings, Ltd.                                      76,000     22,415        0.0%
    Dah Sing Banking Group, Ltd.                                155,200    276,912        0.0%
    Dah Sing Financial Holdings, Ltd.                            51,600    352,623        0.0%
#*  Differ Group Holding Co., Ltd.                              120,000     10,157        0.0%
    Emperor Capital Group, Ltd.                                 726,000     64,254        0.0%
    Emperor Entertainment Hotel, Ltd.                            50,000     15,482        0.0%
    Emperor International Holdings, Ltd.                        234,000     46,960        0.0%
    Emperor Watch & Jewellery, Ltd.                             270,000      6,178        0.0%
*   Enerchina Holdings, Ltd.                                    948,000     38,857        0.0%
#*  Esprit Holdings, Ltd.                                       387,800    339,275        0.0%
    Far East Consortium International, Ltd.                     372,089    123,978        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
#   FIH Mobile, Ltd.                                            500,000 $214,726        0.0%
    First Pacific Co., Ltd.                                     372,000  235,572        0.0%
    First Shanghai Investments, Ltd.                            160,000   25,832        0.0%
#   Future Bright Holdings, Ltd.                                 36,000    4,112        0.0%
    G-Resources Group, Ltd.                                   5,295,000  121,647        0.0%
    Galaxy Entertainment Group, Ltd.                            126,000  423,516        0.1%
#*  GCL New Energy Holdings, Ltd.                             1,296,000   64,091        0.0%
*   Get Nice Financial Group, Ltd.                               26,350    3,873        0.0%
    Get Nice Holdings, Ltd.                                   1,054,000   37,922        0.0%
    Giordano International, Ltd.                                388,000  175,286        0.0%
*   Global Brands Group Holding, Ltd.                         1,608,000  190,116        0.0%
*   Goldin Financial Holdings, Ltd.                              26,000   23,098        0.0%
    Great Eagle Holdings, Ltd.                                    7,000   28,355        0.0%
#   Guotai Junan International Holdings, Ltd.                   691,000  230,956        0.0%
    Haitong International Securities Group, Ltd.                389,661  224,263        0.0%
    Hang Fat Ginseng Holdings Co., Ltd.                         510,000    5,645        0.0%
    Hang Lung Group, Ltd.                                       118,000  362,696        0.0%
    Hang Lung Properties, Ltd.                                  205,000  408,191        0.0%
    Hang Seng Bank, Ltd.                                         44,000  797,744        0.1%
    Hanison Construction Holdings, Ltd.                           8,757    1,462        0.0%
*   Hao Tian Development Group, Ltd.                            429,000   25,334        0.0%
    Henderson Land Development Co., Ltd.                         78,200  487,385        0.1%
#   HK Electric Investments & HK Electric Investments, Ltd.     184,000  165,454        0.0%
    HKR International, Ltd.                                      24,000    9,846        0.0%
    HKT Trust & HKT, Ltd.                                       312,000  451,129        0.1%
    Hong Kong & China Gas Co., Ltd.                             191,700  356,847        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      6,000   39,023        0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                       19,200  484,226        0.1%
    Hong Kong Ferry Holdings Co., Ltd.                           18,000   20,549        0.0%
*   Hong Kong Television Network, Ltd.                          114,000   24,452        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       37,000   44,092        0.0%
    Hopewell Holdings, Ltd.                                      87,000  293,035        0.0%
#   Hsin Chong Construction Group, Ltd.                         620,000   64,742        0.0%
*   Hua Hong Semiconductor, Ltd.                                 28,000   28,163        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       418,000  146,762        0.0%
    Hysan Development Co., Ltd.                                  63,000  278,363        0.0%
    IGG, Inc.                                                    97,000   42,053        0.0%
*   Imagi International Holdings, Ltd.                          488,000    5,585        0.0%
*   iOne Holdings, Ltd.                                         500,000   12,865        0.0%
    IPE Group, Ltd.                                             205,000   44,035        0.0%
    IT, Ltd.                                                     44,000   10,869        0.0%
    Johnson Electric Holdings, Ltd.                              85,500  252,126        0.0%
    K Wah International Holdings, Ltd.                          293,000  141,557        0.0%
    Kerry Logistics Network, Ltd.                               137,500  193,921        0.0%
    Kerry Properties, Ltd.                                      124,500  339,116        0.0%
#*  Kingston Financial Group, Ltd.                              608,000  226,404        0.0%
#*  Ko Yo Chemical Group, Ltd.                                  568,000   19,708        0.0%
#   Kowloon Development Co., Ltd.                                95,000   91,292        0.0%
    L'Occitane International SA                                  66,500  127,648        0.0%
    Lai Sun Development Co., Ltd.                             3,949,000   58,870        0.0%
*   Landing International Development, Ltd.                   4,465,000  126,744        0.0%
    Li & Fung, Ltd.                                             838,000  518,269        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
    Lifestyle International Holdings, Ltd.                       89,000 $  147,431        0.0%
    Lippo China Resources, Ltd.                                 810,000     26,594        0.0%
    Liu Chong Hing Investment, Ltd.                              44,000     49,603        0.0%
    Luk Fook Holdings International, Ltd.                        91,000    206,782        0.0%
#*  Macau Legend Development, Ltd.                              657,000     89,536        0.0%
    Man Wah Holdings, Ltd.                                      178,400    208,049        0.0%
*   Mason Financial Holdings, Ltd.                              840,000     34,016        0.0%
    Melco Crown Entertainment, Ltd. ADR                           3,081     45,599        0.0%
#   Melco International Development, Ltd.                       145,000    166,824        0.0%
    MGM China Holdings, Ltd.                                     66,000     93,319        0.0%
*   Midland Holdings, Ltd.                                       54,000     17,175        0.0%
#   Miramar Hotel & Investment                                   31,000     56,900        0.0%
*   Mongolian Mining Corp.                                      721,500      6,314        0.0%
    MTR Corp., Ltd.                                              63,341    313,560        0.0%
#   NagaCorp, Ltd.                                              348,000    249,274        0.0%
    New World Development Co., Ltd.                             622,429    619,811        0.1%
#   Newocean Energy Holdings, Ltd.                              292,000     99,752        0.0%
    NWS Holdings, Ltd.                                          288,512    438,974        0.1%
    Orient Overseas International, Ltd.                          67,500    256,540        0.0%
#*  Pacific Basin Shipping, Ltd.                                453,000     76,331        0.0%
    Pacific Textiles Holdings, Ltd.                              80,000    102,796        0.0%
#   Paradise Entertainment, Ltd.                                132,000     20,375        0.0%
    PCCW, Ltd.                                                  746,000    505,915        0.1%
    Pico Far East Holdings, Ltd.                                164,000     44,781        0.0%
    Playmates Toys, Ltd.                                        132,000     34,341        0.0%
#   Polytec Asset Holdings, Ltd.                                110,000      9,501        0.0%
    Power Assets Holdings, Ltd.                                  34,500    328,236        0.0%
#   Prada SpA                                                    34,300    116,166        0.0%
#   Regal Hotels International Holdings, Ltd.                    30,000     14,461        0.0%
#   SA SA International Holdings, Ltd.                          128,592     39,192        0.0%
    Samsonite International SA                                  110,700    355,306        0.0%
    Sands China, Ltd.                                            47,200    168,159        0.0%
#   SEA Holdings, Ltd.                                           46,000    148,275        0.0%
    Shangri-La Asia, Ltd.                                       408,000    498,956        0.1%
    Shenwan Hongyuan HK, Ltd.                                   120,000     58,068        0.0%
    Shun Tak Holdings, Ltd.                                     402,000    133,719        0.0%
    Singamas Container Holdings, Ltd.                           234,000     24,983        0.0%
    Sino Land Co., Ltd.                                         196,169    307,974        0.0%
    Sitoy Group Holdings, Ltd.                                   79,000     28,684        0.0%
#   SJM Holdings, Ltd.                                          491,000    329,824        0.0%
*   Skyway Securities Group, Ltd.                             1,300,000     34,894        0.0%
    SmarTone Telecommunications Holdings, Ltd.                   57,000     93,934        0.0%
*   SOCAM Development, Ltd.                                      40,000     19,864        0.0%
#   Stella International Holdings, Ltd.                          98,000    247,237        0.0%
    Sun Hung Kai & Co., Ltd.                                    179,000    104,736        0.0%
    Sun Hung Kai Properties, Ltd.                                94,000  1,184,693        0.1%
    Swire Pacific, Ltd. Class A                                  60,500    655,952        0.1%
    Swire Pacific, Ltd. Class B                                  70,000    136,301        0.0%
    Swire Properties, Ltd.                                       31,600     82,254        0.0%
    TAI Cheung Holdings, Ltd.                                    13,000      9,945        0.0%
    Techtronic Industries Co., Ltd.                             147,000    552,000        0.1%
    Television Broadcasts, Ltd.                                  78,100    291,863        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                   194,000 $   188,657        0.0%
#   Transport International Holdings, Ltd.                     52,400     142,743        0.0%
#   Trinity, Ltd.                                             262,000      27,267        0.0%
*   TSC Group Holdings, Ltd.                                   36,000       5,421        0.0%
    Tsui Wah Holdings, Ltd.                                   100,000      19,396        0.0%
*   United Laboratories International Holdings, Ltd. (The)    136,000      56,528        0.0%
#*  United Photovoltaics Group, Ltd.                          564,000      48,524        0.0%
#   Value Partners Group, Ltd.                                184,000     175,637        0.0%
    Varitronix International, Ltd.                             25,000      19,952        0.0%
    Victory City International Holdings, Ltd.                 256,404      17,771        0.0%
    Vitasoy International Holdings, Ltd.                      146,000     272,941        0.0%
#   VST Holdings, Ltd.                                        104,000      23,784        0.0%
    VTech Holdings, Ltd.                                       19,800     204,650        0.0%
*   WH Group, Ltd.                                            752,500     608,782        0.1%
    Wharf Holdings, Ltd. (The)                                 94,000     507,470        0.1%
    Wheelock & Co., Ltd.                                       93,000     429,357        0.1%
    Win Hanverky Holdings, Ltd.                               114,000      21,525        0.0%
    Wynn Macau, Ltd.                                          127,600     181,429        0.0%
    Xinyi Glass Holdings, Ltd.                                456,000     309,446        0.0%
    Yue Yuen Industrial Holdings, Ltd.                        152,000     554,626        0.1%
                                                                      -----------        ---
TOTAL HONG KONG                                                        32,979,615        2.2%
                                                                      -----------        ---
HUNGARY -- (0.1%)
*   Magyar Telekom Telecommunications P.L.C.                   80,374     139,606        0.0%
    MOL Hungarian Oil & Gas P.L.C.                              5,921     361,779        0.1%
    OTP Bank P.L.C.                                             8,474     224,536        0.0%
    Richter Gedeon Nyrt                                        13,075     259,743        0.0%
                                                                      -----------        ---
TOTAL HUNGARY                                                             985,664        0.1%
                                                                      -----------        ---
INDIA -- (2.0%)
    Aarti Industries                                            5,193      41,503        0.0%
    ABB India, Ltd.                                             1,147      22,275        0.0%
    ACC, Ltd.                                                   5,402     117,172        0.0%
    Adani Enterprises, Ltd.                                    87,517     113,519        0.0%
    Adani Ports & Special Economic Zone, Ltd.                  12,691      45,382        0.0%
*   Adani Power, Ltd.                                         259,907     124,735        0.0%
*   Adani Transmissions, Ltd.                                   4,758       2,258        0.0%
*   Aditya Birla Fashion and Retail, Ltd.                      44,938      99,774        0.0%
    Aditya Birla Nuvo, Ltd.                                    11,731     150,841        0.0%
    Aegis Logistics, Ltd.                                      25,160      43,645        0.0%
    AIA Engineering, Ltd.                                       6,190      91,610        0.0%
    Ajanta Pharma, Ltd.                                         3,571      81,078        0.0%
    Alembic Pharmaceuticals, Ltd.                               3,829      34,538        0.0%
    Allahabad Bank                                             15,726      13,796        0.0%
    Allcargo Logistics, Ltd.                                    7,920      18,339        0.0%
    Alstom T&D India, Ltd.                                      3,174      18,043        0.0%
    Amara Raja Batteries, Ltd.                                  8,132     117,524        0.0%
    Ambuja Cements, Ltd.                                       59,402     197,384        0.0%
*   Amtek Auto, Ltd.                                           25,857      15,440        0.0%
    Andhra Bank                                                18,338      15,282        0.0%
    Apollo Hospitals Enterprise, Ltd.                           6,311     124,389        0.0%
    Apollo Tyres, Ltd.                                         57,788     138,988        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
*   Arvind Infrastructure, Ltd.                                 2,265 $  3,056        0.0%
    Arvind, Ltd.                                               39,673  165,873        0.0%
    Ashok Leyland, Ltd.                                       112,751  181,838        0.0%
    Ashoka Buildcon, Ltd.                                       6,033   12,374        0.0%
    Asian Paints, Ltd.                                          9,432  123,280        0.0%
    Atul, Ltd.                                                  1,713   46,348        0.0%
    Aurobindo Pharma, Ltd.                                     23,382  266,459        0.0%
    Axis Bank, Ltd.                                            88,752  628,833        0.1%
    Bajaj Auto, Ltd.                                            6,259  234,247        0.0%
    Bajaj Corp., Ltd.                                           8,976   52,315        0.0%
    Bajaj Finance, Ltd.                                           738   75,996        0.0%
    Bajaj Finserv, Ltd.                                         4,575  127,883        0.0%
    Bajaj Holdings & Investment, Ltd.                           4,528   98,148        0.0%
    Balkrishna Industries, Ltd.                                 5,573   55,698        0.0%
*   Balrampur Chini Mills, Ltd.                                30,940   50,432        0.0%
    Bank of Baroda                                             81,542  193,058        0.0%
    Bank of India                                              37,718   52,341        0.0%
    BASF India, Ltd.                                              645    8,900        0.0%
    Bata India, Ltd.                                            8,574   76,401        0.0%
    BEML, Ltd.                                                  2,801   38,727        0.0%
    Berger Paints India, Ltd.                                   9,104   35,187        0.0%
    Bharat Forge, Ltd.                                         16,537  198,711        0.0%
    Bharat Heavy Electricals, Ltd.                             42,499   80,151        0.0%
    Bharat Petroleum Corp., Ltd.                                6,620   97,543        0.0%
    Bharti Airtel, Ltd.                                        57,155  313,091        0.1%
    Biocon, Ltd.                                               11,201   98,830        0.0%
    Blue Dart Express, Ltd.                                       491   41,862        0.0%
    Bosch, Ltd.                                                   268   79,030        0.0%
    Britannia Industries, Ltd.                                    807   34,724        0.0%
    Cadila Healthcare, Ltd.                                    25,856  126,964        0.0%
    Cairn India, Ltd.                                          64,612  141,839        0.0%
    Canara Bank                                                29,163   90,057        0.0%
    Castrol India, Ltd.                                         6,494   38,630        0.0%
    CCL Products India, Ltd.                                    8,913   25,876        0.0%
    Ceat, Ltd.                                                  5,780   94,896        0.0%
    Century Textiles & Industries, Ltd.                         9,320   89,347        0.0%
    CESC, Ltd.                                                  8,820   71,599        0.0%
    Chambal Fertilizers and Chemicals, Ltd.                    25,062   22,954        0.0%
*   Chennai Petroleum Corp., Ltd.                              10,823   34,740        0.0%
    Chennai Super Kings Cricket, Ltd.                          52,326    1,331        0.0%
    Cipla, Ltd.                                                27,848  225,246        0.0%
    City Union Bank, Ltd.                                      42,915   60,399        0.0%
    Colgate-Palmolive India, Ltd.                               6,256   79,376        0.0%
    Container Corp. Of India, Ltd.                              7,277  148,289        0.0%
    Coromandel International, Ltd.                              8,749   29,508        0.0%
    Cox & Kings, Ltd.                                          26,469   74,193        0.0%
    Credit Analysis & Research, Ltd.                            2,440   37,076        0.0%
    CRISIL, Ltd.                                                1,500   44,193        0.0%
    Crompton Greaves Consumer Electricals Ltd.                 84,298  129,122        0.0%
*   Crompton Greaves, Ltd.                                     84,298   72,978        0.0%
    Cummins India, Ltd.                                         2,779   36,961        0.0%
    Cyient, Ltd.                                                4,227   28,943        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Dabur India, Ltd.                                          27,538 $113,962        0.0%
*   DCB Bank, Ltd.                                             39,198   55,146        0.0%
    Dena Bank                                                  28,299   12,676        0.0%
    Dewan Housing Finance Corp., Ltd.                          43,579  130,263        0.0%
*   Dish TV India, Ltd.                                        76,676  104,558        0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                   4,485   22,765        0.0%
    Divi's Laboratories, Ltd.                                   7,498  118,409        0.0%
    DLF, Ltd.                                                  46,963   91,603        0.0%
    Dr Reddy's Laboratories, Ltd.                               4,951  228,393        0.0%
    Dr Reddy's Laboratories, Ltd. ADR                           2,000   91,200        0.0%
    eClerx Services, Ltd.                                       4,017   79,408        0.0%
    Edelweiss Financial Services, Ltd.                         40,880   35,653        0.0%
    Eicher Motors, Ltd.                                           498  149,607        0.0%
    EID Parry India, Ltd.                                      20,048   69,186        0.0%
    EIH, Ltd.                                                   6,806   10,501        0.0%
    Emami, Ltd.                                                 5,571   84,296        0.0%
    Engineers India, Ltd.                                      21,118   56,963        0.0%
*   Eros International Media, Ltd.                              4,304   11,937        0.0%
    Escorts, Ltd.                                              10,914   27,666        0.0%
    Eveready Industries India, Ltd.                             7,458   28,134        0.0%
    Exide Industries, Ltd.                                     66,245  146,608        0.0%
    FDC, Ltd.                                                   5,685   15,505        0.0%
    Federal Bank, Ltd.                                        201,094  139,234        0.0%
    Finolex Cables, Ltd.                                        9,842   42,871        0.0%
    Finolex Industries, Ltd.                                    5,219   28,581        0.0%
*   Firstsource Solutions, Ltd.                                39,298   24,253        0.0%
*   Fortis Healthcare, Ltd.                                    34,983   92,077        0.0%
    Future Retail, Ltd.                                        28,880   62,750        0.0%
    GAIL India, Ltd.                                           37,833  204,117        0.0%
    Gateway Distriparks, Ltd.                                  14,269   59,373        0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                     677   60,206        0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                         766   42,980        0.0%
    Glenmark Pharmaceuticals, Ltd.                             13,728  171,041        0.0%
*   Global Offshore Services, Ltd.                              1,860    4,930        0.0%
*   GMR Infrastructure, Ltd.                                  375,869   71,756        0.0%
    Godfrey Phillips India, Ltd.                                1,638   22,165        0.0%
    Godrej Consumer Products, Ltd.                              6,946  137,784        0.0%
    Godrej Industries, Ltd.                                    10,700   56,351        0.0%
    Godrej Properties, Ltd.                                     9,451   48,312        0.0%
    Granules India, Ltd.                                       15,569   31,465        0.0%
    Great Eastern Shipping Co., Ltd. (The)                     15,077   74,520        0.0%
    Gruh Finance, Ltd.                                         16,201   62,484        0.0%
    Gujarat Fluorochemicals, Ltd.                               1,680   14,024        0.0%
    Gujarat Gas, Ltd.                                           2,031   16,308        0.0%
*   Gujarat Pipavav Port, Ltd.                                 18,330   46,997        0.0%
    Gujarat State Petronet, Ltd.                               46,273   96,063        0.0%
*   Hathway Cable & Datacom, Ltd.                              11,847    6,613        0.0%
    Havells India, Ltd.                                        16,399   81,988        0.0%
    HCL Technologies, Ltd.                                     24,532  276,930        0.1%
    Hero MotoCorp, Ltd.                                         4,818  210,327        0.0%
    Hexaware Technologies, Ltd.                                29,440  106,686        0.0%
*   Himachal Futuristic Communications, Ltd.                   98,725   27,114        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Himatsingka Seide, Ltd.                                     6,134 $ 21,655        0.0%
    Hindalco Industries, Ltd.                                 188,559  272,515        0.0%
    Hindustan Petroleum Corp., Ltd.                             9,509  119,418        0.0%
    Hindustan Unilever, Ltd.                                   10,633  139,226        0.0%
*   Housing Development & Infrastructure, Ltd.                104,690  134,840        0.0%
    Housing Development Finance Corp., Ltd.                    51,095  838,497        0.1%
    HSIL, Ltd.                                                  8,539   38,286        0.0%
    ICICI Bank, Ltd.                                           67,537  239,444        0.0%
    ICICI Bank, Ltd. Sponsored ADR                             25,500  179,775        0.0%
    IDBI Bank, Ltd.                                            84,177   87,512        0.0%
    Idea Cellular, Ltd.                                        78,326  139,964        0.0%
    IFCI, Ltd.                                                161,206   61,476        0.0%
    IIFL Holdings, Ltd.                                         4,297   14,093        0.0%
    IL&FS Transportation Networks, Ltd.                         4,856    5,436        0.0%
*   India Cements, Ltd. (The)                                  52,326   70,200        0.0%
    Indiabulls Housing Finance, Ltd.                           38,311  402,079        0.1%
*   Indiabulls Real Estate, Ltd.                               44,093   44,829        0.0%
    Indian Bank                                                10,068   14,792        0.0%
*   Indian Hotels Co., Ltd.                                    40,918   64,717        0.0%
    Indian Oil Corp., Ltd.                                     18,233  118,636        0.0%
*   Indian Overseas Bank                                       43,129   20,232        0.0%
    Indo Count Industries, Ltd.                                   708   11,177        0.0%
    Indraprastha Gas, Ltd.                                      8,455   73,037        0.0%
    IndusInd Bank, Ltd.                                        17,168  270,725        0.0%
    Infosys, Ltd.                                              49,487  898,842        0.1%
    Infosys, Ltd. Sponsored ADR                                28,800  541,440        0.1%
    Ipca Laboratories, Ltd.                                     8,637   64,630        0.0%
    IRB Infrastructure Developers, Ltd.                        21,048   67,600        0.0%
    ITC, Ltd.                                                  61,761  302,968        0.1%
    Jain Irrigation Systems, Ltd.                              99,382   91,487        0.0%
*   Jaiprakash Associates, Ltd.                               307,679   34,917        0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           54,625   56,419        0.0%
    Jindal Poly Films, Ltd.                                     4,651   34,292        0.0%
    Jindal Saw, Ltd.                                           21,288   13,756        0.0%
*   Jindal Steel & Power, Ltd.                                 91,957   95,934        0.0%
    JK Cement, Ltd.                                             1,370   12,173        0.0%
    JK Lakshmi Cement, Ltd.                                     4,304   22,637        0.0%
    JM Financial, Ltd.                                         49,421   30,488        0.0%
    JSW Energy, Ltd.                                          110,949  112,153        0.0%
    JSW Steel, Ltd.                                            22,768  470,088        0.1%
    Jubilant Foodworks, Ltd.                                    1,023   17,755        0.0%
    Jubilant Life Sciences, Ltd.                                9,788   58,853        0.0%
    Just Dial, Ltd.                                             1,116   14,148        0.0%
    Jyothy Laboratories, Ltd.                                   5,185   23,657        0.0%
    Kajaria Ceramics, Ltd.                                      4,430   69,965        0.0%
    Kalpataru Power Transmission, Ltd.                          4,609   14,503        0.0%
    Kansai Nerolac Paints, Ltd.                                17,289   74,434        0.0%
    Karnataka Bank, Ltd. (The)                                 35,804   60,276        0.0%
    Karur Vysya Bank, Ltd. (The)                                6,981   50,522        0.0%
    Kaveri Seed Co., Ltd.                                       6,312   37,380        0.0%
    KEC International, Ltd.                                    17,641   33,325        0.0%
    Kitex Garments, Ltd.                                        2,547   17,668        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
INDIA -- (Continued)
    Kotak Mahindra Bank, Ltd.                                 15,898 $171,372        0.0%
    KPIT Technologies, Ltd.                                   33,207   79,676        0.0%
    KRBL, Ltd.                                                22,183   75,171        0.0%
    L&T Finance Holdings, Ltd.                                96,386  104,447        0.0%
    Lakshmi Machine Works, Ltd.                                  197   10,520        0.0%
    Larsen & Toubro, Ltd.                                      7,587  142,862        0.0%
    LIC Housing Finance, Ltd.                                 63,072  439,141        0.1%
    Lupin, Ltd.                                                7,104  171,436        0.0%
    Mahindra & Mahindra Financial Services, Ltd.              35,214  159,003        0.0%
    Mahindra & Mahindra, Ltd.                                 25,627  513,405        0.1%
*   Mahindra CIE Automotive, Ltd.                             10,826   32,513        0.0%
    Manappuram Finance, Ltd.                                  62,371   37,437        0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                 17,074   17,294        0.0%
    Marico, Ltd.                                              27,782  108,774        0.0%
    Marksans Pharma, Ltd.                                     42,845   29,483        0.0%
    Maruti Suzuki India, Ltd.                                  2,296  131,064        0.0%
    Max Financial Services, Ltd.                              21,042  114,940        0.0%
    MAX India, Ltd.                                           21,042   39,786        0.0%
*   Max Ventures & Industries, Ltd.                            4,208    4,500        0.0%
    McLeod Russel India, Ltd.                                  7,394   21,222        0.0%
    MindTree, Ltd.                                            23,204  236,011        0.0%
    Monsanto India, Ltd.                                         299    8,042        0.0%
    Motherson Sumi Systems, Ltd.                              14,742   55,600        0.0%
    Mphasis, Ltd.                                              5,354   39,047        0.0%
    MRF, Ltd.                                                    275  139,714        0.0%
    Muthoot Finance, Ltd.                                     10,921   33,684        0.0%
    Natco Pharma, Ltd.                                         6,410   47,270        0.0%
    National Aluminium Co., Ltd.                              41,903   29,207        0.0%
    NCC, Ltd.                                                 81,637   96,199        0.0%
    Nestle India, Ltd.                                         1,113   95,790        0.0%
    NHPC, Ltd.                                                78,532   24,419        0.0%
    NIIT Technologies, Ltd.                                    7,642   54,030        0.0%
*   Nirvikara Paper Mills, Ltd.                                  619      361        0.0%
    NTPC, Ltd.                                                37,544   78,869        0.0%
    Oberoi Realty, Ltd.                                       17,212   71,973        0.0%
    Oil & Natural Gas Corp., Ltd.                             25,342   82,946        0.0%
    Oil India, Ltd.                                           10,308   51,404        0.0%
    Omaxe, Ltd.                                               12,587   27,950        0.0%
    Oracle Financial Services Software, Ltd.                   1,158   62,878        0.0%
    Oriental Bank of Commerce                                  8,659   11,807        0.0%
    Page Industries, Ltd.                                        332   62,722        0.0%
    PC Jeweller, Ltd.                                         12,062   65,024        0.0%
    Persistent Systems, Ltd.                                   7,028   78,553        0.0%
    Petronet LNG, Ltd.                                        38,002  150,464        0.0%
    Pfizer, Ltd.                                                 993   26,150        0.0%
    Phoenix Mills, Ltd. (The)                                    654    3,155        0.0%
    PI Industries, Ltd.                                        3,140   30,393        0.0%
    Pidilite Industries, Ltd.                                  9,967   90,556        0.0%
    Piramal Enterprises, Ltd.                                  7,518  136,553        0.0%
    Polaris Consulting & Services, Ltd.                          554    1,625        0.0%
    Power Finance Corp., Ltd.                                 36,896   99,282        0.0%
    Power Grid Corp. of India, Ltd.                           35,577   76,815        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Prestige Estates Projects, Ltd.                             6,523 $ 16,563        0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                  289   27,450        0.0%
    PTC India Financial Services, Ltd.                         26,026   15,236        0.0%
    PTC India, Ltd.                                            62,370   60,819        0.0%
    PVR, Ltd.                                                   4,398   55,724        0.0%
    Rajesh Exports, Ltd.                                       15,900  141,743        0.0%
    Rallis India, Ltd.                                         14,400   42,417        0.0%
    Ramco Cements, Ltd. (The)                                  11,819   80,230        0.0%
*   RattanIndia Power, Ltd.                                    33,158    4,918        0.0%
    Raymond, Ltd.                                               3,375   21,493        0.0%
    Redington India, Ltd.                                      26,277   43,022        0.0%
    Reliance Capital, Ltd.                                     27,982  171,080        0.0%
*   Reliance Communications, Ltd.                             206,334  173,583        0.0%
*   Reliance Defence and Engineering, Ltd.                     36,617   35,726        0.0%
    Reliance Industries, Ltd.                                  47,735  704,396        0.1%
    Reliance Infrastructure, Ltd.                              15,060  121,893        0.0%
    Reliance Power, Ltd.                                      179,289  136,979        0.0%
    Repco Home Finance, Ltd.                                    4,166   40,036        0.0%
    Rolta India, Ltd.                                          20,833   24,171        0.0%
    Rural Electrification Corp., Ltd.                          38,904  104,162        0.0%
    Sadbhav Engineering, Ltd.                                   8,327   33,081        0.0%
    Sanofi India, Ltd.                                          1,277   84,885        0.0%
*   Shipping Corp. of India, Ltd.                              33,640   35,390        0.0%
    Shree Cement, Ltd.                                            484   92,934        0.0%
    Shriram City Union Finance, Ltd.                              312    7,693        0.0%
    Shriram Transport Finance Co., Ltd.                        23,823  342,530        0.1%
    Siemens, Ltd.                                               3,779   64,336        0.0%
    Sintex Industries, Ltd.                                    50,687   63,076        0.0%
    SJVN, Ltd.                                                 29,099   12,451        0.0%
    SKF India, Ltd.                                             1,125   21,763        0.0%
    Sobha, Ltd.                                                 8,675   38,256        0.0%
    Sonata Software, Ltd.                                       9,333   20,978        0.0%
    South Indian Bank, Ltd. (The)                             219,423   59,958        0.0%
    SREI Infrastructure Finance, Ltd.                          40,258   36,081        0.0%
    SRF, Ltd.                                                   4,481   92,385        0.0%
    State Bank of Bikaner & Jaipur                              1,703   13,384        0.0%
    State Bank of India                                        48,940  138,963        0.0%
    Sterlite Technologies, Ltd.                                27,832   36,938        0.0%
    Strides Shasun, Ltd.                                        2,205   35,854        0.0%
    Sun Pharmaceutical Industries, Ltd.                        20,755  253,836        0.0%
    Sun TV Network, Ltd.                                       23,688  132,568        0.0%
    Sundaram Finance, Ltd.                                      2,119   40,317        0.0%
    Sundram Fasteners, Ltd.                                     7,498   18,347        0.0%
    Supreme Industries, Ltd.                                    5,433   65,509        0.0%
*   Suzlon Energy, Ltd.                                       333,551   75,466        0.0%
    Syndicate Bank                                             34,104   35,700        0.0%
    Tata Chemicals, Ltd.                                       13,903   84,885        0.0%
    Tata Communications, Ltd.                                   9,103   56,348        0.0%
    Tata Consultancy Services, Ltd.                             7,539  288,386        0.1%
    Tata Elxsi, Ltd.                                            2,397   68,738        0.0%
    Tata Global Beverages, Ltd.                                78,938  142,630        0.0%
*   Tata Motors, Ltd.                                          84,533  517,228        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
*   Tata Motors, Ltd. Sponsored ADR                               2,004 $    60,882        0.0%
    Tata Power Co., Ltd.                                         74,921      79,158        0.0%
    Tata Steel, Ltd.                                             65,816     349,108        0.1%
    Tech Mahindra, Ltd.                                          51,397     374,730        0.1%
    Thermax, Ltd.                                                 3,687      42,561        0.0%
    Torrent Pharmaceuticals, Ltd.                                 5,297     114,216        0.0%
    Torrent Power, Ltd.                                          17,607      61,788        0.0%
    TTK Prestige, Ltd.                                              207      13,911        0.0%
    Tube Investments of India, Ltd.                               9,857      60,853        0.0%
*   TV18 Broadcast, Ltd.                                        116,727      68,262        0.0%
    TVS Motor Co., Ltd.                                          26,131     125,608        0.0%
    UCO Bank                                                     23,089      13,779        0.0%
    Ultratech Cement, Ltd.                                        2,714     129,009        0.0%
    Unichem Laboratories, Ltd.                                    9,296      34,413        0.0%
    Union Bank of India                                          33,847      64,828        0.0%
*   Unitech, Ltd.                                               180,960      13,053        0.0%
    United Breweries, Ltd.                                        4,955      56,554        0.0%
*   United Spirits, Ltd.                                          1,729      61,739        0.0%
    UPL, Ltd.                                                    48,155     391,082        0.1%
    V-Guard Industries, Ltd.                                        972      13,884        0.0%
    VA Tech Wabag, Ltd.                                           5,375      46,441        0.0%
    Vakrangee, Ltd.                                              19,729      58,445        0.0%
    Vardhman Textiles, Ltd.                                       4,494      58,744        0.0%
    Vedanta, Ltd.                                               181,988     284,110        0.1%
    Vedanta, Ltd. ADR                                             3,300      20,724        0.0%
    Videocon Industries, Ltd.                                    24,504      39,423        0.0%
    Vijaya Bank                                                  32,029      15,255        0.0%
    Vinati Organics, Ltd.                                         1,095       7,543        0.0%
    Voltas, Ltd.                                                 19,396      85,807        0.0%
    WABCO India, Ltd.                                               144      12,627        0.0%
    Welspun Corp., Ltd.                                           9,813      16,325        0.0%
    Welspun India, Ltd.                                          45,750      68,555        0.0%
*   Whirlpool of India, Ltd.                                      2,149      24,054        0.0%
    Wipro, Ltd.                                                  20,563     171,038        0.0%
*   Wockhardt, Ltd.                                               7,145     106,164        0.0%
    Yes Bank, Ltd.                                               33,788     477,961        0.1%
    Zee Entertainment Enterprises, Ltd.                          46,659     291,537        0.1%
    Zensar Technologies, Ltd.                                     3,695      54,591        0.0%
                                                                        -----------        ---
TOTAL INDIA                                                              30,986,814        2.1%
                                                                        -----------        ---
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT                             1,006,800      70,445        0.0%
    Adaro Energy Tbk PT                                       2,958,000     163,045        0.0%
    Adhi Karya Persero Tbk PT                                   486,095      98,165        0.0%
*   Agung Podomoro Land Tbk PT                                1,187,400      22,843        0.0%
    AKR Corporindo Tbk PT                                       142,700      70,098        0.0%
    Alam Sutera Realty Tbk PT                                 3,082,000      92,175        0.0%
*   Aneka Tambang Persero Tbk PT                              1,600,546      92,078        0.0%
    Astra Agro Lestari Tbk PT                                    83,700     101,972        0.0%
    Astra International Tbk PT                                  699,200     354,812        0.1%
    Bank Bukopin Tbk                                            264,800      12,028        0.0%
    Bank Central Asia Tbk PT                                    211,800     209,025        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                               534,700 $133,209        0.0%
    Bank Mandiri Persero Tbk PT                                 333,500  242,429        0.0%
    Bank Negara Indonesia Persero Tbk PT                        518,300  179,452        0.0%
*   Bank Pan Indonesia Tbk PT                                   545,500   32,394        0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        584,800   41,585        0.0%
    Bank Rakyat Indonesia Persero Tbk PT                        610,400  477,019        0.1%
    Bank Tabungan Negara Persero Tbk PT                       1,284,600  170,828        0.0%
    Bekasi Fajar Industrial Estate Tbk PT                     1,149,700   24,516        0.0%
    Bumi Serpong Damai Tbk PT                                 1,496,600  208,926        0.0%
    Charoen Pokphand Indonesia Tbk PT                           656,000  184,050        0.0%
    Ciputra Development Tbk PT                                2,661,881  250,364        0.1%
    Ciputra Property Tbk PT                                     698,758   26,121        0.0%
    Ciputra Surya Tbk PT                                         67,464   10,725        0.0%
*   Citra Marga Nusaphala Persada Tbk PT                         93,375   12,460        0.0%
    Dharma Satya Nusantara Tbk PT                               534,500   20,671        0.0%
*   Eagle High Plantations Tbk PT                             2,066,000   44,303        0.0%
    Elnusa Tbk PT                                               496,100   18,478        0.0%
    Gajah Tunggal Tbk PT                                        151,400    9,097        0.0%
*   Garuda Indonesia Persero Tbk PT                             490,400   16,460        0.0%
    Global Mediacom Tbk PT                                    1,217,700  106,717        0.0%
    Gudang Garam Tbk PT                                          29,700  155,642        0.0%
*   Hanson International Tbk PT                               1,584,900   97,199        0.0%
*   Harum Energy Tbk PT                                          80,800    5,540        0.0%
    Holcim Indonesia Tbk PT                                      99,300    7,779        0.0%
    Indo Tambangraya Megah Tbk PT                                81,500   48,094        0.0%
    Indocement Tunggal Prakarsa Tbk PT                           73,800  109,938        0.0%
    Indofood CBP Sukses Makmur Tbk PT                            57,200   66,125        0.0%
    Indofood Sukses Makmur Tbk PT                               943,500  507,126        0.1%
*   Indosat Tbk PT                                               50,400   25,602        0.0%
    Intiland Development Tbk PT                               1,947,500   75,186        0.0%
    Japfa Comfeed Indonesia Tbk PT                            1,183,200   82,699        0.0%
    Jasa Marga Persero Tbk PT                                   147,100   60,613        0.0%
    Kalbe Farma Tbk PT                                          445,600   46,333        0.0%
    Kawasan Industri Jababeka Tbk PT                          1,286,480   25,475        0.0%
*   Krakatau Steel Persero Tbk PT                               982,400   46,843        0.0%
*   Lippo Cikarang Tbk PT                                       119,200   65,999        0.0%
    Lippo Karawaci Tbk PT                                     3,080,000  236,650        0.0%
    Matahari Department Store Tbk PT                             60,800   87,179        0.0%
    Matahari Putra Prima Tbk PT                                 381,500   42,536        0.0%
    Mayora Indah Tbk PT                                          14,600   39,009        0.0%
    Medco Energi Internasional Tbk PT                           281,700   35,692        0.0%
    Media Nusantara Citra Tbk PT                                521,700   92,460        0.0%
*   Mitra Adiperkasa Tbk PT                                     106,100   33,709        0.0%
    MNC Investama Tbk PT                                      3,761,300   48,099        0.0%
    Modernland Realty Tbk PT                                  2,090,900   60,510        0.0%
    Multipolar Tbk PT                                         1,697,400   48,490        0.0%
*   Nusantara Infrastructure Tbk PT                           1,616,300   14,192        0.0%
    Pakuwon Jati Tbk PT                                       3,127,600  123,919        0.0%
    Pan Brothers Tbk PT                                         858,500   32,251        0.0%
*   Panin Financial Tbk PT                                    3,099,900   42,422        0.0%
    Pembangunan Perumahan Persero Tbk PT                        218,900   60,670        0.0%
    Perusahaan Gas Negara Persero Tbk                           446,800   88,291        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT       790,900 $   91,648        0.0%
    Ramayana Lestari Sentosa Tbk PT                             579,100     30,707        0.0%
    Salim Ivomas Pratama Tbk PT                                 297,800     10,949        0.0%
    Sawit Sumbermas Sarana Tbk PT                               207,600     29,174        0.0%
*   Sekawan Intipratama Tbk PT                                  253,200      1,195        0.0%
    Semen Indonesia Persero Tbk PT                              365,700    273,355        0.1%
    Sentul City Tbk PT                                        4,119,800     24,911        0.0%
    Sri Rejeki Isman Tbk PT                                   2,325,400     50,646        0.0%
*   Sugih Energy Tbk PT                                       2,199,900     57,520        0.0%
    Summarecon Agung Tbk PT                                     993,400    117,202        0.0%
    Surya Citra Media Tbk PT                                    280,300     67,721        0.0%
    Surya Semesta Internusa Tbk PT                              504,900     26,326        0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  239,600    127,451        0.0%
    Telekomunikasi Indonesia Persero Tbk PT                     288,300     77,349        0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         3,000    160,110        0.0%
*   Tiga Pilar Sejahtera Food Tbk                               264,900     22,611        0.0%
    Timah Persero Tbk PT                                        584,000     34,170        0.0%
    Tiphone Mobile Indonesia Tbk PT                             246,200     12,766        0.0%
    Total Bangun Persada Tbk PT                                 116,600      6,169        0.0%
*   Tower Bersama Infrastructure Tbk PT                         198,600     88,984        0.0%
    Unilever Indonesia Tbk PT                                    21,600     69,569        0.0%
    United Tractors Tbk PT                                      283,500    320,929        0.1%
*   Vale Indonesia Tbk PT                                       649,900     91,288        0.0%
*   Visi Media Asia Tbk PT                                      972,200     27,923        0.0%
    Waskita Karya Persero Tbk PT                                100,723     17,844        0.0%
    Wijaya Karya Persero Tbk PT                                 132,900     26,621        0.0%
*   XL Axiata Tbk PT                                            480,500    128,045        0.0%
                                                                        ----------        ---
TOTAL INDONESIA                                                          8,001,945        0.6%
                                                                        ----------        ---
IRELAND -- (0.4%)
*   Bank of Ireland                                           2,434,755    739,378        0.1%
    C&C Group P.L.C.                                             57,879    260,661        0.0%
    CRH P.L.C.                                                    6,006    174,792        0.0%
    CRH P.L.C. Sponsored ADR                                     44,345  1,290,883        0.1%
*   FBD Holdings P.L.C.                                           1,392     10,173        0.0%
    Glanbia P.L.C.                                               25,850    487,921        0.0%
    Irish Continental Group P.L.C.                               20,022    118,246        0.0%
    Kerry Group P.L.C. Class A                                    7,229    644,628        0.0%
    Kingspan Group P.L.C.                                        32,657    860,639        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                           3,946    530,351        0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                           2,721    364,064        0.0%
    Smurfit Kappa Group P.L.C.                                   33,323    884,508        0.1%
                                                                        ----------        ---
TOTAL IRELAND                                                            6,366,244        0.4%
                                                                        ----------        ---
ISLE OF MAN -- (0.0%)
*   Paysafe Group P.L.C.                                          3,906     21,793        0.0%
                                                                        ----------        ---
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                               8,961      3,798        0.0%
*   Airport City, Ltd.                                           11,582    113,357        0.0%
    Amot Investments, Ltd.                                       22,535     81,909        0.0%
    Azrieli Group, Ltd.                                           2,950    118,176        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ISRAEL -- (Continued)
    Bank Hapoalim BM                                           87,976 $  453,193        0.1%
*   Bank Leumi Le-Israel BM                                    86,347    320,892        0.1%
    Bayside Land Corp.                                            103     35,765        0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.            94,872    199,938        0.0%
    Blue Square Real Estate, Ltd.                                 847     29,670        0.0%
*   Cellcom Israel, Ltd.                                       20,241    149,978        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   4,980     61,492        0.0%
    Delek Automotive Systems, Ltd.                              8,703     80,989        0.0%
    Delek Group, Ltd.                                             907    159,425        0.0%
    Delta-Galil Industries, Ltd.                                3,504     96,423        0.0%
    El Al Israel Airlines                                      23,870     19,528        0.0%
    Elbit Systems, Ltd.                                         1,672    167,705        0.0%
    First International Bank Of Israel, Ltd.                   12,547    158,959        0.0%
    Formula Systems 1985, Ltd.                                  2,474     79,298        0.0%
    Frutarom Industries, Ltd.                                   2,673    138,993        0.0%
#   Harel Insurance Investments & Financial Services, Ltd.     29,786    117,126        0.0%
    IDI Insurance Co., Ltd.                                     1,191     61,976        0.0%
    Israel Chemicals, Ltd.                                     21,265    105,941        0.0%
*   Israel Discount Bank, Ltd. Class A                        148,658    248,102        0.0%
    Ituran Location and Control, Ltd.                             819     17,446        0.0%
*   Jerusalem Oil Exploration                                   2,067     86,590        0.0%
    Matrix IT, Ltd.                                             5,033     34,316        0.0%
    Melisron, Ltd.                                              3,033    117,768        0.0%
*   Menora Mivtachim Holdings, Ltd.                             1,497     13,045        0.0%
#   Migdal Insurance & Financial Holding, Ltd.                 68,404     50,214        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 23,987    278,998        0.1%
    NICE-Systems, Ltd.                                          3,603    231,218        0.0%
    NICE-Systems, Ltd. Sponsored ADR                            2,783    177,695        0.0%
*   Nova Measuring Instruments, Ltd.                            4,257     46,867        0.0%
*   Oil Refineries, Ltd.                                      358,013    130,140        0.0%
*   Partner Communications Co., Ltd.                           23,778    123,423        0.0%
    Paz Oil Co., Ltd.                                           1,269    198,092        0.0%
*   Phoenix Holdings, Ltd. (The)                                3,719      9,613        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          792     32,535        0.0%
    Sapiens International Corp. NV                              1,098     13,706        0.0%
#   Shikun & Binui, Ltd.                                       55,353    105,814        0.0%
    Shufersal, Ltd.                                            31,362    106,440        0.0%
    Strauss Group, Ltd.                                         1,894     30,373        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         43,337  2,359,700        0.2%
#*  Tower Semiconductor, Ltd.                                   3,956     46,246        0.0%
                                                                      ----------        ---
TOTAL ISRAEL                                                           7,212,872        0.5%
                                                                      ----------        ---
ITALY -- (2.0%)
    A2A SpA                                                   187,850    268,505        0.0%
    ACEA SpA                                                    6,308     92,784        0.0%
    Amplifon SpA                                                8,820     81,221        0.0%
    Anima Holding SpA                                          42,512    301,921        0.0%
    Ansaldo STS SpA                                             5,128     62,252        0.0%
*   Arnoldo Mondadori Editore SpA                              29,283     33,452        0.0%
    Ascopiave SpA                                              12,848     35,124        0.0%
    Assicurazioni Generali SpA                                164,855  2,520,566        0.2%
#   Astaldi SpA                                                14,038     68,913        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
ITALY -- (Continued)
    Atlantia SpA                                                 15,460 $  430,940        0.0%
*   Autogrill SpA                                                15,863    134,624        0.0%
    Azimut Holding SpA                                           14,625    369,155        0.0%
#*  Banca Carige SpA                                             49,920     40,953        0.0%
    Banca Generali SpA                                            7,639    227,314        0.0%
    Banca IFIS SpA                                                7,500    214,989        0.0%
    Banca Mediolanum SpA                                         45,396    374,319        0.0%
*   Banca Monte dei Paschi di Siena SpA                          51,953     42,114        0.0%
    Banca Popolare dell'Emilia Romagna SC                       111,416    653,295        0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                   17,542         --        0.0%
    Banca Popolare di Milano Scarl                            1,114,333    848,037        0.1%
    Banca Popolare di Sondrio SCARL                              94,532    353,583        0.0%
    Banco Popolare SC                                            70,821    501,470        0.1%
    BasicNet SpA                                                  6,773     27,744        0.0%
    BI Esse SpA                                                   3,643     55,497        0.0%
    Brembo SpA                                                    4,117    221,502        0.0%
#   Brunello Cucinelli SpA                                        3,253     63,873        0.0%
    Buzzi Unicem SpA                                             13,396    254,451        0.0%
    Cementir Holding SpA                                         15,517     81,920        0.0%
    Cerved Information Solutions SpA                             13,160    106,091        0.0%
*   CIR-Compagnie Industriali Riunite SpA                       100,957    125,908        0.0%
#   CNH Industrial NV                                           134,241  1,032,029        0.1%
    Credito Emiliano SpA                                         22,438    162,338        0.0%
#*  Credito Valtellinese SC                                     264,133    206,820        0.0%
#*  d'Amico International Shipping SA                            45,205     23,010        0.0%
    Danieli & C Officine Meccaniche SpA                           3,567     78,296        0.0%
    Datalogic SpA                                                 2,705     49,275        0.0%
    Davide Campari-Milano SpA                                    42,684    412,909        0.0%
    De' Longhi SpA                                                7,370    170,143        0.0%
    DiaSorin SpA                                                  2,722    159,118        0.0%
    Ei Towers SpA                                                 2,876    168,833        0.0%
    Enel SpA                                                    245,978  1,117,928        0.1%
    Engineering SpA                                               1,446    109,434        0.0%
    Eni SpA                                                     205,577  3,358,498        0.2%
    Eni SpA Sponsored ADR                                           768     25,167        0.0%
    ERG SpA                                                      13,185    171,894        0.0%
    Esprinet SpA                                                 10,197     89,198        0.0%
    Falck Renewables SpA                                         39,458     43,878        0.0%
*   Ferrari NV                                                   10,219    461,853        0.0%
    Fiat Chrysler Automobiles NV                                102,192    822,715        0.1%
    FinecoBank Banca Fineco SpA                                  25,386    204,502        0.0%
*   Finmeccanica SpA                                             47,171    597,983        0.1%
*   Geox SpA                                                     27,658     89,497        0.0%
*   Gruppo Editoriale L'Espresso SpA                             14,130     15,136        0.0%
    Hera SpA                                                     86,136    259,444        0.0%
    Industria Macchine Automatiche SpA                            2,516    146,862        0.0%
    Interpump Group SpA                                          17,819    257,149        0.0%
    Intesa Sanpaolo SpA                                         447,783  1,244,747        0.1%
    Iren SpA                                                     79,538    147,282        0.0%
    Italcementi SpA                                              14,743    174,946        0.0%
    Italmobiliare SpA                                             1,153     50,237        0.0%
    La Doria SpA                                                    935     13,624        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ITALY -- (Continued)
    Luxottica Group SpA                                           2,626 $   143,300        0.0%
    Luxottica Group SpA Sponsored ADR                               341      18,663        0.0%
#*  Maire Tecnimont SpA                                          18,339      55,828        0.0%
    MARR SpA                                                      4,960     101,040        0.0%
    Mediaset SpA                                                178,915     808,277        0.1%
    Mediobanca SpA                                               91,065     750,144        0.1%
    Moleskine SpA                                                23,093      53,263        0.0%
    Moncler SpA                                                  16,199     263,295        0.0%
    Parmalat SpA                                                 83,885     233,959        0.0%
#   Piaggio & C SpA                                              45,106     100,253        0.0%
    Prysmian SpA                                                 24,109     570,391        0.1%
    Recordati SpA                                                10,740     273,289        0.0%
    Reply SpA                                                       615      87,576        0.0%
*   Safilo Group SpA                                             10,593      93,608        0.0%
#*  Saipem SpA                                                1,001,374     481,165        0.0%
    Salini Impregilo SpA                                         73,356     321,734        0.0%
#   Salvatore Ferragamo SpA                                       5,708     132,302        0.0%
#*  Saras SpA                                                    73,277     127,992        0.0%
    SAVE SpA                                                        784      12,091        0.0%
    Snam SpA                                                     63,393     387,673        0.0%
    Societa Cattolica di Assicurazioni SCRL                      36,866     256,644        0.0%
    Societa Iniziative Autostradali e Servizi SpA                23,339     244,108        0.0%
*   Sogefi SpA                                                   14,730      26,941        0.0%
*   Telecom Italia SpA                                        1,172,450   1,144,865        0.1%
*   Telecom Italia SpA Sponsored ADR                              8,643      84,356        0.0%
    Tenaris SA                                                   28,100     379,982        0.0%
    Tenaris SA ADR                                                1,289      34,893        0.0%
    Terna Rete Elettrica Nazionale SpA                           90,809     512,911        0.1%
*   Tiscali SpA                                                 594,547      36,774        0.0%
#   Tod's SpA                                                     3,175     219,953        0.0%
#   Trevi Finanziaria Industriale SpA                            41,634      67,266        0.0%
    UniCredit SpA                                               224,804     871,792        0.1%
    Unione di Banche Italiane SpA                               124,106     527,525        0.1%
    Unipol Gruppo Finanziario SpA                               112,429     482,695        0.1%
    UnipolSai SpA                                               241,830     565,894        0.1%
    Vittoria Assicurazioni SpA                                    1,833      18,673        0.0%
*   Yoox Net-A-Porter Group SpA                                   6,107     179,185        0.0%
                                                                        -----------        ---
TOTAL ITALY                                                              31,127,562        2.1%
                                                                        -----------        ---
JAPAN -- (16.0%)
    77 Bank, Ltd. (The)                                          87,000     305,228        0.0%
    ABC-Mart, Inc.                                                1,300      84,360        0.0%
    Accordia Golf Co., Ltd.                                      11,000     104,420        0.0%
    Achilles Corp.                                               36,000      45,991        0.0%
#*  Acom Co., Ltd.                                                8,900      46,428        0.0%
    Adastria Co., Ltd.                                            5,800     192,216        0.0%
    ADEKA Corp.                                                  15,400     215,967        0.0%
    Aderans Co., Ltd.                                             4,900      24,636        0.0%
    Advan Co., Ltd.                                               4,100      39,313        0.0%
#   Advantest Corp.                                              28,000     265,824        0.0%
    Aeon Co., Ltd.                                               74,124   1,110,778        0.1%
    Aeon Delight Co., Ltd.                                        2,500      69,026        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Aeon Fantasy Co., Ltd.                                      2,400 $   52,913        0.0%
    AEON Financial Service Co., Ltd.                            5,900    131,681        0.0%
    Aeon Hokkaido Corp.                                         8,100     38,379        0.0%
    Aeon Mall Co., Ltd.                                        10,200    140,282        0.0%
    Ahresty Corp.                                               5,200     33,942        0.0%
    Ai Holdings Corp.                                           2,600     74,296        0.0%
    Aica Kogyo Co., Ltd.                                        8,900    198,608        0.0%
    Aichi Bank, Ltd. (The)                                      2,000     91,012        0.0%
    Aichi Corp.                                                 6,000     45,214        0.0%
    Aichi Steel Corp.                                          30,000    127,136        0.0%
#   Aida Engineering, Ltd.                                     10,800     98,532        0.0%
#   Ain Holdings, Inc.                                          2,600    126,303        0.0%
    Air Water, Inc.                                            32,000    480,731        0.1%
    Aisan Industry Co., Ltd.                                    7,800     57,757        0.0%
    Aisin Seiki Co., Ltd.                                      31,100  1,208,540        0.1%
    Aizawa Securities Co., Ltd.                                 7,000     37,091        0.0%
    Ajinomoto Co., Inc.                                        11,000    253,553        0.0%
#*  Akebono Brake Industry Co., Ltd.                           24,300     62,709        0.0%
    Akita Bank, Ltd. (The)                                     46,000    122,873        0.0%
    Alconix Corp.                                               2,000     28,887        0.0%
    Alfresa Holdings Corp.                                     15,000    288,855        0.0%
#   Alinco, Inc.                                                2,600     24,530        0.0%
#   Alpen Co., Ltd.                                             4,000     68,261        0.0%
    Alpine Electronics, Inc.                                   13,300    163,700        0.0%
    Alps Electric Co., Ltd.                                    28,100    485,672        0.1%
    Amada Holdings Co., Ltd.                                   57,500    577,673        0.1%
    Amano Corp.                                                12,400    202,855        0.0%
    Amiyaki Tei Co., Ltd.                                       1,600     63,019        0.0%
#   Amuse, Inc.                                                 2,400     49,198        0.0%
    ANA Holdings, Inc.                                         45,000    125,655        0.0%
    Anest Iwata Corp.                                           4,400     46,153        0.0%
#   Anicom Holdings, Inc.                                       1,700     39,894        0.0%
    Anritsu Corp.                                              30,500    181,409        0.0%
#   AOKI Holdings, Inc.                                        14,900    172,892        0.0%
    Aomori Bank, Ltd. (The)                                    47,000    143,965        0.0%
    Aoyama Trading Co., Ltd.                                    7,500    279,634        0.0%
    Aozora Bank, Ltd.                                         164,000    581,874        0.1%
    Arakawa Chemical Industries, Ltd.                           3,500     29,714        0.0%
    Arata Corp.                                                 2,100     47,509        0.0%
    Arcland Sakamoto Co., Ltd.                                  7,400     76,835        0.0%
    Arcs Co., Ltd.                                              6,200    145,554        0.0%
#   Ardepro Co., Ltd.                                          36,100     38,353        0.0%
    Ariake Japan Co., Ltd.                                        700     38,782        0.0%
#   Arisawa Manufacturing Co., Ltd.                             6,900     35,304        0.0%
    Artnature, Inc.                                             4,300     35,653        0.0%
    As One Corp.                                                1,700     61,299        0.0%
    Asahi Co., Ltd.                                             1,400     20,765        0.0%
    Asahi Diamond Industrial Co., Ltd.                         12,600    125,731        0.0%
    Asahi Glass Co., Ltd.                                      99,000    579,789        0.1%
    Asahi Group Holdings, Ltd.                                  9,100    288,807        0.0%
#   Asahi Holdings, Inc.                                        7,000     94,078        0.0%
    Asahi Intecc Co., Ltd.                                      4,200    202,055        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Asahi Kasei Corp.                                         203,000 $1,388,952        0.1%
#   Asanuma Corp.                                              19,000     43,584        0.0%
    Asatsu-DK, Inc.                                             7,300    181,267        0.0%
    Ashikaga Holdings Co., Ltd.                                24,800     72,970        0.0%
#*  Asia Growth Capital, Ltd.                                  28,600     21,654        0.0%
    Asia Pile Holdings Corp.                                    5,300     19,780        0.0%
#   Asics Corp.                                                17,400    344,613        0.0%
    ASKA Pharmaceutical Co., Ltd.                               3,700     46,960        0.0%
    ASKUL Corp.                                                 2,100     82,570        0.0%
    Astellas Pharma, Inc.                                      15,900    214,373        0.0%
#   Ateam, Inc.                                                 1,500     21,570        0.0%
#   Atom Corp.                                                 11,800     71,818        0.0%
    Atsugi Co., Ltd.                                           54,000     57,491        0.0%
#   Autobacs Seven Co., Ltd.                                    5,200     89,717        0.0%
    Avex Group Holdings, Inc.                                  10,100    126,596        0.0%
    Awa Bank, Ltd. (The)                                       48,000    244,105        0.0%
    Axial Retailing, Inc.                                       4,100    130,722        0.0%
    Azbil Corp.                                                10,400    266,846        0.0%
    Bandai Namco Holdings, Inc.                                17,600    374,692        0.1%
    Bando Chemical Industries, Ltd.                            18,000     87,730        0.0%
    Bank of Iwate, Ltd. (The)                                   4,000    151,021        0.0%
    Bank of Kyoto, Ltd. (The)                                  64,000    429,291        0.1%
#   Bank of Nagoya, Ltd. (The)                                 41,000    135,972        0.0%
    Bank of Okinawa, Ltd. (The)                                 5,000    165,048        0.0%
    Bank of Saga, Ltd. (The)                                   24,000     48,556        0.0%
    Bank of the Ryukyus, Ltd.                                   3,300     38,108        0.0%
    Belc Co., Ltd.                                              1,900     75,579        0.0%
    Belluna Co., Ltd.                                          11,800     59,327        0.0%
    Benefit One, Inc.                                           2,700     61,224        0.0%
#   Benesse Holdings, Inc.                                      9,500    269,530        0.0%
    Bic Camera, Inc.                                           21,400    208,441        0.0%
    BML, Inc.                                                   3,300    140,651        0.0%
    BP Castrol KK                                               2,900     34,338        0.0%
    Bridgestone Corp.                                          39,700  1,461,254        0.1%
    Broadleaf Co., Ltd.                                         2,700     26,682        0.0%
    BRONCO BILLY Co., Ltd.                                      2,200     61,225        0.0%
    Brother Industries, Ltd.                                   48,000    544,145        0.1%
    Bunka Shutter Co., Ltd.                                    10,000     84,287        0.0%
    Calbee, Inc.                                                2,800    109,007        0.0%
    Calsonic Kansei Corp.                                      36,000    245,884        0.0%
#   Can Do Co., Ltd.                                            1,200     18,044        0.0%
    Canon Electronics, Inc.                                     5,400     77,996        0.0%
    Canon Marketing Japan, Inc.                                10,300    184,599        0.0%
    Canon, Inc.                                                30,600    855,659        0.1%
    Canon, Inc. Sponsored ADR                                   1,500     41,895        0.0%
    Capcom Co., Ltd.                                            5,100    117,480        0.0%
#   Casio Computer Co., Ltd.                                    6,200    117,967        0.0%
    Cawachi, Ltd.                                               4,300    100,713        0.0%
    Central Glass Co., Ltd.                                    49,000    273,162        0.0%
#   Central Japan Railway Co.                                   2,300    402,904        0.1%
    Century Tokyo Leasing Corp.                                11,000    374,033        0.1%
    Chiba Bank, Ltd. (The)                                     50,000    252,501        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Chiba Kogyo Bank, Ltd. (The)                               14,200 $ 62,331        0.0%
    Chiyoda Co., Ltd.                                           3,100   80,032        0.0%
#   Chiyoda Corp.                                              29,000  219,926        0.0%
    Chiyoda Integre Co., Ltd.                                   2,500   49,985        0.0%
    Chofu Seisakusho Co., Ltd.                                  5,600  129,513        0.0%
    Chori Co., Ltd.                                             2,100   30,239        0.0%
    Chubu Electric Power Co., Inc.                             22,700  299,008        0.0%
    Chubu Shiryo Co., Ltd.                                      8,300   62,036        0.0%
    Chudenko Corp.                                              8,600  169,223        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             31,000   56,958        0.0%
    Chugai Pharmaceutical Co., Ltd.                             1,900   64,031        0.0%
    Chugoku Bank, Ltd. (The)                                   40,000  413,498        0.1%
#   Chugoku Electric Power Co., Inc. (The)                      9,600  124,594        0.0%
    Chugoku Marine Paints, Ltd.                                18,000  127,516        0.0%
    Chukyo Bank, Ltd. (The)                                    23,000   47,546        0.0%
    Ci:z Holdings Co., Ltd.                                     3,400   69,219        0.0%
    Citizen Holdings Co., Ltd.                                 63,800  359,870        0.0%
    CKD Corp.                                                  13,500  109,698        0.0%
#   Clarion Co., Ltd.                                          29,000   87,952        0.0%
    Cleanup Corp.                                               1,400    9,041        0.0%
#   CMIC Holdings Co., Ltd.                                     1,000   14,767        0.0%
#*  CMK Corp.                                                  16,400   61,380        0.0%
    Coca-Cola East Japan Co., Ltd.                             11,800  216,187        0.0%
    Coca-Cola West Co., Ltd.                                   14,200  384,912        0.1%
    Cocokara fine, Inc.                                         2,100   93,547        0.0%
    COLOPL, Inc.                                                6,300  124,449        0.0%
    Colowide Co., Ltd.                                          4,700   76,559        0.0%
    Computer Engineering & Consulting, Ltd.                     4,200   60,864        0.0%
#   COMSYS Holdings Corp.                                      19,500  293,194        0.0%
*   Concordia Financial Group, Ltd.                           101,017  486,477        0.1%
    CONEXIO Corp.                                               3,400   38,594        0.0%
    COOKPAD, Inc.                                               5,900   84,373        0.0%
    Cosel Co., Ltd.                                             4,900   48,190        0.0%
    Cosmo Energy Holdings Co., Ltd.                            12,800  162,414        0.0%
    Cosmos Pharmaceutical Corp.                                   600  102,719        0.0%
#   Create Restaurants Holdings, Inc.                           7,200   65,883        0.0%
    Create SD Holdings Co., Ltd.                                3,000   71,937        0.0%
    Credit Saison Co., Ltd.                                    26,000  478,095        0.1%
    Cresco., Ltd.                                                 900   14,421        0.0%
*   CROOZ, Inc.                                                 1,200   24,721        0.0%
    CTI Engineering Co., Ltd.                                   2,500   22,419        0.0%
    CyberAgent, Inc.                                            3,500  164,082        0.0%
    DA Consortium, Inc.                                         8,900   66,432        0.0%
    Dai Nippon Printing Co., Ltd.                              40,000  375,138        0.1%
#   Dai Nippon Toryo Co., Ltd.                                 28,000   48,961        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                    36,900  443,527        0.1%
#   Dai-ichi Seiko Co., Ltd.                                    2,600   28,760        0.0%
    Daibiru Corp.                                              12,100  105,587        0.0%
    Daicel Corp.                                               26,100  326,040        0.0%
    Daido Metal Co., Ltd.                                       9,300   68,324        0.0%
    Daido Steel Co., Ltd.                                      79,000  266,928        0.0%
    Daifuku Co., Ltd.                                          11,500  205,676        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Daihatsu Motor Co., Ltd.                                   28,800 $  384,337        0.1%
    Daihen Corp.                                               25,000    124,542        0.0%
    Daiho Corp.                                                22,000     93,278        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 11,000     50,011        0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      1,000     27,193        0.0%
#   Daiichi Sankyo Co., Ltd.                                   22,100    520,839        0.1%
    Daiichikosho Co., Ltd.                                      8,100    339,566        0.0%
#   Daiken Medical Co., Ltd.                                    4,500     36,207        0.0%
    Daikin Industries, Ltd.                                     4,700    373,081        0.1%
#   Daikoku Denki Co., Ltd.                                     1,900     22,835        0.0%
    Daikokutenbussan Co., Ltd.                                  1,300     58,427        0.0%
    Daikyo, Inc.                                               97,000    155,334        0.0%
    Daikyonishikawa Corp.                                       6,200     85,441        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    20,000     82,532        0.0%
#   Daio Paper Corp.                                           19,000    187,381        0.0%
#   Daisan Bank, Ltd. (The)                                    43,000     61,195        0.0%
    Daiseki Co., Ltd.                                           6,600    122,377        0.0%
#   Daishi Bank, Ltd. (The)                                    76,000    263,443        0.0%
    Daito Pharmaceutical Co., Ltd.                              3,150     82,632        0.0%
    Daito Trust Construction Co., Ltd.                          2,700    381,867        0.1%
    Daiwa House Industry Co., Ltd.                             27,800    742,724        0.1%
    Daiwa Industries, Ltd.                                      4,300     36,859        0.0%
    Daiwa Securities Group, Inc.                              178,000  1,036,640        0.1%
    Daiwabo Holdings Co., Ltd.                                 55,000    108,178        0.0%
#   DCM Holdings Co., Ltd.                                     24,100    182,197        0.0%
#   Dena Co., Ltd.                                             21,100    355,102        0.0%
    Denka Co., Ltd.                                           102,000    429,375        0.1%
#   Denki Kogyo Co., Ltd.                                      17,000     75,892        0.0%
    Denso Corp.                                                17,600    668,997        0.1%
    Dentsu, Inc.                                                6,200    315,016        0.0%
    Denyo Co., Ltd.                                             4,400     47,200        0.0%
    Descente, Ltd.                                              4,900     68,155        0.0%
    DIC Corp.                                                 192,000    441,659        0.1%
    Digital Arts, Inc.                                          2,100     41,560        0.0%
#   Digital Garage, Inc.                                        3,700     74,094        0.0%
    Dip Corp.                                                   1,800     42,434        0.0%
    Disco Corp.                                                 3,300    280,454        0.0%
#   DKS Co., Ltd.                                              14,000     43,604        0.0%
#   DMG Mori Co., Ltd.                                         27,500    308,536        0.0%
    Don Quijote Holdings Co., Ltd.                              4,500    160,091        0.0%
    Doshisha Co., Ltd.                                          2,700     50,694        0.0%
    Doutor Nichires Holdings Co., Ltd.                          6,400    112,360        0.0%
#   Dowa Holdings Co., Ltd.                                    69,000    432,319        0.1%
    DTS Corp.                                                   4,700     93,022        0.0%
    Duskin Co., Ltd.                                           12,800    232,895        0.0%
    Dydo Drinco, Inc.                                           2,000    101,008        0.0%
    Eagle Industry Co., Ltd.                                    7,300     95,977        0.0%
#   Earth Chemical Co., Ltd.                                    1,500     62,405        0.0%
    East Japan Railway Co.                                      5,300    466,273        0.1%
#   Ebara Corp.                                               105,000    478,076        0.1%
#   EDION Corp.                                                19,200    155,351        0.0%
#   Ehime Bank, Ltd. (The)                                     43,000     89,241        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Eighteenth Bank, Ltd. (The)                                36,000 $ 84,990        0.0%
    Eiken Chemical Co., Ltd.                                    3,600   65,912        0.0%
    Eisai Co., Ltd.                                             1,800  111,419        0.0%
    Eizo Corp.                                                  5,100  127,377        0.0%
    Elecom Co., Ltd.                                            3,400   57,040        0.0%
    Electric Power Development Co., Ltd.                        5,000  150,690        0.0%
    Elematec Corp.                                              1,500   25,686        0.0%
    en-japan, Inc.                                              3,200   51,304        0.0%
    Endo Lighting Corp.                                         3,100   26,614        0.0%
    Enplas Corp.                                                3,100   87,654        0.0%
    EPS Holdings, Inc.                                          9,200  115,230        0.0%
    ESPEC Corp.                                                 4,200   56,169        0.0%
*   euglena Co., Ltd.                                             800   11,238        0.0%
    Excel Co., Ltd.                                             2,600   33,243        0.0%
    Exedy Corp.                                                 7,900  184,389        0.0%
    Ezaki Glico Co., Ltd.                                       3,300  168,575        0.0%
#   F@N Communications, Inc.                                    5,300   37,188        0.0%
    FamilyMart Co., Ltd.                                        2,900  153,046        0.0%
#   Fancl Corp.                                                 2,200   29,364        0.0%
    FANUC Corp.                                                 2,800  413,621        0.1%
    Fast Retailing Co., Ltd.                                      900  236,972        0.0%
    FCC Co., Ltd.                                               8,800  147,100        0.0%
    Ferrotec Corp.                                             10,100   98,212        0.0%
    FIDEA Holdings Co., Ltd.                                   40,000   63,008        0.0%
    Fields Corp.                                                3,500   52,108        0.0%
    Financial Products Group Co., Ltd.                         10,800  128,936        0.0%
    FINDEX, Inc.                                                2,000   24,677        0.0%
    Foster Electric Co., Ltd.                                   5,800  120,684        0.0%
    FP Corp.                                                    5,200  230,003        0.0%
    France Bed Holdings Co., Ltd.                               5,200   47,892        0.0%
#   Fudo Tetra Corp.                                           62,300   76,583        0.0%
    Fuji Co., Ltd.                                              3,900   86,771        0.0%
    Fuji Corp., Ltd.                                            7,100   44,804        0.0%
    Fuji Electric Co., Ltd.                                   141,000  599,989        0.1%
    Fuji Heavy Industries, Ltd.                                 9,400  308,649        0.0%
#   Fuji Kyuko Co., Ltd.                                        8,000  106,936        0.0%
    Fuji Machine Manufacturing Co., Ltd.                       17,400  178,688        0.0%
    Fuji Media Holdings, Inc.                                  11,200  126,832        0.0%
*   Fuji Oil Co., Ltd.                                         10,800   33,398        0.0%
    Fuji Oil Holdings, Inc.                                    11,000  204,620        0.0%
    Fuji Pharma Co., Ltd.                                       2,000   35,255        0.0%
    Fuji Seal International, Inc.                               3,500  119,064        0.0%
#   Fuji Soft, Inc.                                             5,000  113,403        0.0%
    Fujibo Holdings, Inc.                                      31,000   60,266        0.0%
    Fujicco Co., Ltd.                                           1,000   21,300        0.0%
    FUJIFILM Holdings Corp.                                    12,000  492,579        0.1%
#   Fujikura, Ltd.                                             71,000  344,155        0.0%
    Fujimi, Inc.                                                3,500   46,386        0.0%
    Fujimori Kogyo Co., Ltd.                                    3,700   85,773        0.0%
#*  Fujisash Co., Ltd.                                         23,300   20,594        0.0%
#   Fujita Kanko, Inc.                                         10,000   43,277        0.0%
    Fujitec Co., Ltd.                                          16,000  158,210        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Fujitsu Frontech, Ltd.                                      3,800 $ 34,698        0.0%
    Fujitsu General, Ltd.                                      13,000  224,756        0.0%
    Fujitsu, Ltd.                                             263,000  918,948        0.1%
    Fukuda Corp.                                                6,000   65,641        0.0%
    Fukui Bank, Ltd. (The)                                     46,000   88,353        0.0%
#   Fukuoka Financial Group, Inc.                             129,000  440,985        0.1%
#   Fukushima Bank, Ltd. (The)                                 65,000   54,808        0.0%
    Fukushima Industries Corp.                                  3,500   77,562        0.0%
#   Fukuyama Transporting Co., Ltd.                            30,000  153,682        0.0%
    FULLCAST Holdings Co., Ltd.                                 5,100   33,843        0.0%
#   Fumakilla, Ltd.                                             8,000   48,409        0.0%
#*  Funai Electric Co., Ltd.                                    8,500   71,271        0.0%
    Funai Soken Holdings, Inc.                                  1,080   16,386        0.0%
#   Furukawa Battery Co., Ltd. (The)                            2,000   12,230        0.0%
    Furukawa Co., Ltd.                                         86,000  124,407        0.0%
    Furukawa Electric Co., Ltd.                               172,000  421,112        0.1%
    Furuno Electric Co., Ltd.                                   6,700   37,829        0.0%
    Fuso Chemical Co., Ltd.                                     5,200   79,854        0.0%
    Futaba Corp.                                                8,600  130,542        0.0%
    Futaba Industrial Co., Ltd.                                19,300   89,332        0.0%
    Future Corp.                                                8,600   58,011        0.0%
    Fuyo General Lease Co., Ltd.                                4,600  193,167        0.0%
    G-Tekt Corp.                                                4,900   51,409        0.0%
#   GCA Savvian Corp.                                           3,200   29,569        0.0%
    Gecoss Corp.                                                4,900   49,943        0.0%
    Genky Stores, Inc.                                          1,000   31,179        0.0%
    Geo Holdings Corp.                                          6,700  110,650        0.0%
    Giken, Ltd.                                                 2,700   47,635        0.0%
    GLOBERIDE, Inc.                                               800    9,999        0.0%
    Glory, Ltd.                                                12,000  393,015        0.1%
    GMO internet, Inc.                                          8,700  102,151        0.0%
    GMO Payment Gateway, Inc.                                   1,800  115,020        0.0%
    Godo Steel, Ltd.                                           36,000   65,461        0.0%
    Goldcrest Co., Ltd.                                         4,500   64,434        0.0%
    Gree, Inc.                                                 27,600  154,680        0.0%
    GS Yuasa Corp.                                             89,000  364,827        0.0%
    Gulliver International Co., Ltd.                            5,700   56,029        0.0%
#   GungHo Online Entertainment, Inc.                          29,600   77,475        0.0%
    Gunma Bank, Ltd. (The)                                     92,000  364,257        0.0%
    Gunze, Ltd.                                                44,000  122,955        0.0%
    Gurunavi, Inc.                                              2,100   49,696        0.0%
    H2O Retailing Corp.                                        20,700  339,664        0.0%
    Hachijuni Bank, Ltd. (The)                                 83,100  363,300        0.0%
    Hagiwara Electric Co., Ltd.                                 1,900   33,299        0.0%
    Hakuhodo DY Holdings, Inc.                                 11,200  126,264        0.0%
    Hakuto Co., Ltd.                                            3,000   25,109        0.0%
    Hamakyorex Co., Ltd.                                        4,000   71,688        0.0%
    Hamamatsu Photonics K.K.                                    4,300  119,500        0.0%
    Hankyu Hanshin Holdings, Inc.                             112,000  709,913        0.1%
    Hanwa Co., Ltd.                                            50,000  223,452        0.0%
    Happinet Corp.                                              4,400   36,740        0.0%
#   Harmonic Drive Systems, Inc.                                3,600   80,638        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Haseko Corp.                                               43,700 $  395,160        0.1%
    Hazama Ando Corp.                                          43,800    213,658        0.0%
    Heiwa Corp.                                                13,000    273,074        0.0%
    Heiwa Real Estate Co., Ltd.                                 8,800    109,084        0.0%
    Heiwado Co., Ltd.                                           8,900    182,464        0.0%
    HI-LEX Corp.                                                4,000    103,172        0.0%
    Hiday Hidaka Corp.                                          2,640     62,425        0.0%
    Hikari Tsushin, Inc.                                        1,100     82,392        0.0%
    Hino Motors, Ltd.                                          17,200    165,963        0.0%
    Hioki EE Corp.                                              2,000     42,464        0.0%
#   Hiramatsu, Inc.                                             2,600     16,683        0.0%
    Hirose Electric Co., Ltd.                                   1,100    133,041        0.0%
    Hiroshima Bank, Ltd. (The)                                 89,000    322,209        0.0%
    Hiroshima Gas Co., Ltd.                                     5,000     16,210        0.0%
#   HIS Co., Ltd.                                               6,200    153,131        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          2,400    113,544        0.0%
    Hitachi Capital Corp.                                      15,300    326,772        0.0%
    Hitachi Chemical Co., Ltd.                                 19,400    325,798        0.0%
#   Hitachi Construction Machinery Co., Ltd.                   23,800    377,869        0.1%
    Hitachi High-Technologies Corp.                            13,200    357,161        0.0%
    Hitachi Koki Co., Ltd.                                     17,800    120,422        0.0%
    Hitachi Kokusai Electric, Inc.                             17,000    178,195        0.0%
    Hitachi Maxell, Ltd.                                        2,900     43,598        0.0%
    Hitachi Metals, Ltd.                                       35,700    362,503        0.0%
    Hitachi Transport System, Ltd.                             12,300    206,130        0.0%
    Hitachi Zosen Corp.                                        44,800    227,386        0.0%
    Hitachi, Ltd.                                             480,000  2,199,468        0.2%
    Hitachi, Ltd. ADR                                           2,000     90,670        0.0%
    Hochiki Corp.                                               4,800     53,076        0.0%
#   Hodogaya Chemical Co., Ltd.                                17,000     34,527        0.0%
    Hogy Medical Co., Ltd.                                      2,100    116,953        0.0%
    Hokkaido Electric Power Co., Inc.                          30,800    280,741        0.0%
    Hokkoku Bank, Ltd. (The)                                   70,000    197,885        0.0%
    Hokuetsu Bank, Ltd. (The)                                  66,000    113,264        0.0%
    Hokuetsu Industries Co., Ltd.                               6,000     36,577        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             31,900    201,718        0.0%
    Hokuhoku Financial Group, Inc.                            233,000    293,356        0.0%
#   Hokuriku Electric Industry Co., Ltd.                       14,000     16,979        0.0%
    Hokuriku Electric Power Co.                                13,300    174,193        0.0%
    Hokuto Corp.                                                3,000     58,496        0.0%
    Honda Motor Co., Ltd.                                     104,700  2,825,410        0.2%
    Honda Motor Co., Ltd. Sponsored ADR                        10,600    285,776        0.0%
    Honeys Co., Ltd.                                            4,900     50,577        0.0%
#   Hoosiers Holdings                                          10,700     48,644        0.0%
    Horiba, Ltd.                                                7,400    279,306        0.0%
    Hoshizaki Electric Co., Ltd.                                1,700    142,669        0.0%
    Hosiden Corp.                                              14,100     88,900        0.0%
    Hosokawa Micron Corp.                                      10,000     51,608        0.0%
#   House Foods Group, Inc.                                    13,200    253,279        0.0%
    Hoya Corp.                                                  6,300    241,254        0.0%
    Hulic Co., Ltd.                                             9,100     90,572        0.0%
    Hyakugo Bank, Ltd. (The)                                   60,000    221,183        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Hyakujushi Bank, Ltd. (The)                                57,000 $164,628        0.0%
    Ibiden Co., Ltd.                                           29,400  369,986        0.1%
    IBJ Leasing Co., Ltd.                                       6,700  115,350        0.0%
    Ichibanya Co., Ltd.                                           199   12,584        0.0%
#   Ichigo, Inc.                                               11,600   50,294        0.0%
#   Ichikoh Industries, Ltd.                                    4,000    8,915        0.0%
    Ichinen Holdings Co., Ltd.                                  4,900   43,530        0.0%
    Ichiyoshi Securities Co., Ltd.                              8,600   70,906        0.0%
    Icom, Inc.                                                  1,500   29,106        0.0%
    Idec Corp.                                                  3,600   33,055        0.0%
#   Idemitsu Kosan Co., Ltd.                                   14,000  299,071        0.0%
#   Ihara Chemical Industry Co., Ltd.                           3,400   43,525        0.0%
#   IHI Corp.                                                 287,000  622,359        0.1%
    Iida Group Holdings Co., Ltd.                               7,300  136,335        0.0%
    Iino Kaiun Kaisha, Ltd.                                    24,000   93,402        0.0%
    Imasen Electric Industrial                                  3,800   33,439        0.0%
    Inaba Denki Sangyo Co., Ltd.                                6,300  197,812        0.0%
    Inabata & Co., Ltd.                                        10,800  105,195        0.0%
    Ines Corp.                                                  1,800   18,799        0.0%
    Infocom Corp.                                               3,800   58,549        0.0%
    Infomart Corp.                                              6,700   59,993        0.0%
    Information Services International-Dentsu, Ltd.             2,500   45,839        0.0%
    Inpex Corp.                                                88,200  701,176        0.1%
    Internet Initiative Japan, Inc.                             6,100  119,487        0.0%
    Iriso Electronics Co., Ltd.                                 2,300  109,528        0.0%
#   Iseki & Co., Ltd.                                          46,000   97,893        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           24,500  259,987        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                               91,000   62,553        0.0%
    Isuzu Motors, Ltd.                                         87,000  930,924        0.1%
    IT Holdings Corp.                                          14,400  340,296        0.0%
#   Ito En, Ltd.                                               11,100  338,808        0.0%
    ITOCHU Corp.                                               63,100  801,913        0.1%
    Itochu Enex Co., Ltd.                                      11,800   96,606        0.0%
#   Itochu Techno-Solutions Corp.                               6,100  119,538        0.0%
*   Itoham Yonekyu Holdings, Inc.                              18,000  136,861        0.0%
    Itoki Corp.                                                 9,300   58,438        0.0%
#   IwaiCosmo Holdings, Inc.                                    4,100   38,221        0.0%
    Iwasaki Electric Co., Ltd.                                 17,000   28,996        0.0%
    Iwatani Corp.                                              52,000  305,461        0.0%
    Iyo Bank, Ltd. (The)                                       47,000  308,842        0.0%
    Izumi Co., Ltd.                                             5,200  200,903        0.0%
    J Front Retailing Co., Ltd.                                39,700  476,953        0.1%
    J Trust Co., Ltd.                                          20,300  153,876        0.0%
#   J-Oil Mills, Inc.                                          24,000   77,357        0.0%
    Jaccs Co., Ltd.                                            37,000  145,820        0.0%
    Jafco Co., Ltd.                                             9,400  260,054        0.0%
    Jamco Corp.                                                 1,800   46,058        0.0%
#*  Janome Sewing Machine Co., Ltd.                             7,000   38,091        0.0%
#   Japan Airport Terminal Co., Ltd.                            2,600   92,787        0.0%
    Japan Asia Group, Ltd.                                      2,300   10,451        0.0%
    Japan Aviation Electronics Industry, Ltd.                  16,000  213,582        0.0%
    Japan Cash Machine Co., Ltd.                                3,500   28,405        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Japan Digital Laboratory Co., Ltd.                          7,000 $ 94,690        0.0%
#*  Japan Display, Inc.                                        78,300  149,881        0.0%
#   Japan Drilling Co., Ltd.                                      900   20,405        0.0%
    Japan Exchange Group, Inc.                                 19,600  291,908        0.0%
    Japan Foundation Engineering Co., Ltd.                      8,700   34,007        0.0%
    Japan Petroleum Exploration Co., Ltd.                       5,500  128,037        0.0%
    Japan Pulp & Paper Co., Ltd.                                4,000   11,859        0.0%
#   Japan Radio Co., Ltd.                                      18,000   45,339        0.0%
    Japan Securities Finance Co., Ltd.                         22,200   86,498        0.0%
    Japan Steel Works, Ltd. (The)                              64,000  247,945        0.0%
    Japan Tobacco, Inc.                                        16,500  674,156        0.1%
    Japan Wool Textile Co., Ltd. (The)                         16,100  112,406        0.0%
    JCU Corp.                                                   1,900   59,679        0.0%
    Jeol, Ltd.                                                 23,000  103,932        0.0%
    JFE Holdings, Inc.                                         52,300  733,944        0.1%
#   JGC Corp.                                                  30,000  511,648        0.1%
    Jimoto Holdings, Inc.                                      39,700   52,687        0.0%
#   Jin Co., Ltd.                                                 600   22,132        0.0%
    Joshin Denki Co., Ltd.                                      2,000   15,870        0.0%
    Joyo Bank, Ltd. (The)                                     107,000  372,907        0.1%
#   JP-Holdings, Inc.                                          15,500   56,581        0.0%
    JSP Corp.                                                   2,700   46,473        0.0%
#   JSR Corp.                                                  27,900  382,458        0.1%
    JTEKT Corp.                                                29,800  379,463        0.1%
    Juki Corp.                                                 12,700  111,738        0.0%
    Juroku Bank, Ltd. (The)                                    88,000  259,804        0.0%
    Justsystems Corp.                                           6,400   51,840        0.0%
#   JVC Kenwood Corp.                                          44,800  111,342        0.0%
    JX Holdings, Inc.                                         155,900  670,043        0.1%
    K&O Energy Group, Inc.                                      2,100   24,683        0.0%
    K's Holdings Corp.                                          8,100  272,230        0.0%
#   kabu.com Securities Co., Ltd.                              26,300   84,092        0.0%
*   Kadokawa Dwango                                             6,200   87,901        0.0%
    Kaga Electronics Co., Ltd.                                  4,400   52,021        0.0%
    Kajima Corp.                                               32,000  198,789        0.0%
#   Kakaku.com, Inc.                                            9,000  162,100        0.0%
    Kaken Pharmaceutical Co., Ltd.                              2,700  147,509        0.0%
    Kameda Seika Co., Ltd.                                      1,100   44,306        0.0%
    Kamei Corp.                                                 6,600   59,463        0.0%
    Kamigumi Co., Ltd.                                         42,000  376,565        0.1%
    Kanamoto Co., Ltd.                                          7,800  200,503        0.0%
    Kandenko Co., Ltd.                                         29,000  206,213        0.0%
    Kaneka Corp.                                               44,000  368,268        0.0%
    Kanematsu Corp.                                           106,000  159,630        0.0%
    Kanematsu Electronics, Ltd.                                 2,400   41,613        0.0%
*   Kansai Electric Power Co., Inc. (The)                      23,000  202,564        0.0%
#   Kansai Paint Co., Ltd.                                      7,000  122,428        0.0%
    Kansai Urban Banking Corp.                                  7,800   73,964        0.0%
#   Kanto Denka Kogyo Co., Ltd.                                 9,000   65,215        0.0%
    Kao Corp.                                                   7,700  425,941        0.1%
#   Kappa Create Co., Ltd.                                      5,000   57,963        0.0%
    Kasai Kogyo Co., Ltd.                                       8,900   85,337        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Katakura Industries Co., Ltd.                               7,600 $   81,996        0.0%
    Kato Sangyo Co., Ltd.                                       3,500     86,047        0.0%
#   Kato Works Co., Ltd.                                        8,000     30,618        0.0%
#   KAWADA TECHNOLOGIES, Inc.                                   1,200     36,572        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.           2,200     40,056        0.0%
    Kawasaki Heavy Industries, Ltd.                           203,000    569,344        0.1%
#   Kawasaki Kisen Kaisha, Ltd.                               211,740    451,476        0.1%
    Kawasumi Laboratories, Inc.                                 1,300      9,511        0.0%
    KDDI Corp.                                                 41,100  1,183,916        0.1%
    Keihan Holdings Co., Ltd.                                  48,000    348,046        0.0%
    Keihanshin Building Co., Ltd.                              11,100     60,106        0.0%
    Keihin Corp.                                               10,200    148,204        0.0%
    Keikyu Corp.                                               16,000    144,834        0.0%
    Keio Corp.                                                 17,000    149,735        0.0%
    Keisei Electric Railway Co., Ltd.                          18,000    247,641        0.0%
    Keiyo Bank, Ltd. (The)                                     68,000    248,572        0.0%
    Kenedix, Inc.                                              46,500    198,741        0.0%
#   Kenko Mayonnaise Co., Ltd.                                  2,100     44,107        0.0%
    Kewpie Corp.                                                8,800    229,713        0.0%
#   KEY Coffee, Inc.                                            2,900     49,119        0.0%
    Keyence Corp.                                                 500    299,696        0.0%
    KFC Holdings Japan, Ltd.                                    2,800     50,388        0.0%
    Kikkoman Corp.                                              3,000     95,591        0.0%
    Kinden Corp.                                               23,800    279,536        0.0%
    Kintetsu Group Holdings Co., Ltd.                          57,000    234,414        0.0%
    Kintetsu World Express, Inc.                                9,200    120,373        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       11,000     76,592        0.0%
    Kirin Holdings Co., Ltd.                                   29,000    418,261        0.1%
    Kissei Pharmaceutical Co., Ltd.                             4,700    108,108        0.0%
    Kitagawa Iron Works Co., Ltd.                              32,000     57,064        0.0%
    Kito Corp.                                                  5,100     35,154        0.0%
    Kitz Corp.                                                 22,900     92,825        0.0%
    Kiyo Bank, Ltd. (The)                                      19,900    238,919        0.0%
#*  KLab, Inc.                                                  9,100     48,820        0.0%
*   KNT-CT Holdings Co., Ltd.                                  33,000     48,522        0.0%
    Koa Corp.                                                   7,300     51,376        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                          1,200     95,583        0.0%
    Kobe Bussan Co., Ltd.                                       2,400     51,835        0.0%
    Kobe Steel, Ltd.                                          544,000    522,359        0.1%
#   Kohnan Shoji Co., Ltd.                                      2,200     37,524        0.0%
    Koito Manufacturing Co., Ltd.                               4,000    173,297        0.0%
    Kokuyo Co., Ltd.                                           19,600    256,787        0.0%
    Komatsu Wall Industry Co., Ltd.                             2,000     31,179        0.0%
    Komatsu, Ltd.                                              47,200    810,656        0.1%
    Komehyo Co., Ltd.                                           3,200     40,507        0.0%
    Komeri Co., Ltd.                                            9,100    228,197        0.0%
    Komori Corp.                                               14,300    168,143        0.0%
    Konami Holdings Corp.                                      10,500    331,059        0.0%
    Konica Minolta, Inc.                                       73,400    633,557        0.1%
    Konishi Co., Ltd.                                           5,600     70,285        0.0%
    Konoike Transport Co., Ltd.                                 6,300     73,424        0.0%
    Kose Corp.                                                  1,300    118,904        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Koshidaka Holdings Co., Ltd.                               1,200 $ 23,597        0.0%
    Kotobuki Spirits Co., Ltd.                                 3,900   75,886        0.0%
    Krosaki Harima Corp.                                      16,000   35,418        0.0%
    KRS Corp.                                                  1,900   47,172        0.0%
    Kubota Corp.                                              18,000  262,203        0.0%
    Kubota Corp. Sponsored ADR                                 1,000   73,780        0.0%
    Kumagai Gumi Co., Ltd.                                    84,000  227,250        0.0%
#   Kura Corp.                                                 2,600  111,738        0.0%
    Kurabo Industries, Ltd.                                   50,000   87,836        0.0%
    Kuraray Co., Ltd.                                         64,700  820,269        0.1%
    Kureha Corp.                                              38,000  130,363        0.0%
    Kurimoto, Ltd.                                            44,000   66,409        0.0%
    Kurita Water Industries, Ltd.                             16,900  406,377        0.1%
    Kuriyama Holdings Corp.                                    3,200   29,145        0.0%
#   Kuroda Electric Co., Ltd.                                 10,400  160,378        0.0%
    Kusuri No Aoki Co., Ltd.                                   1,500   79,048        0.0%
    KYB Corp.                                                 46,000  153,729        0.0%
#   Kyocera Corp.                                              9,800  486,277        0.1%
    Kyocera Corp. Sponsored ADR                                1,500   73,200        0.0%
    Kyodo Printing Co., Ltd.                                   5,000   14,784        0.0%
    Kyoei Steel, Ltd.                                          4,600   71,071        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           6,800   66,972        0.0%
#   Kyokuto Securities Co., Ltd.                               4,400   50,960        0.0%
#   Kyokuyo Co., Ltd.                                         35,000   83,846        0.0%
    KYORIN Holdings, Inc.                                      8,000  157,850        0.0%
    Kyoritsu Maintenance Co., Ltd.                               960   73,007        0.0%
    Kyowa Exeo Corp.                                          19,800  223,834        0.0%
    Kyowa Hakko Kirin Co., Ltd.                                9,000  160,002        0.0%
    Kyowa Leather Cloth Co., Ltd.                              3,500   26,414        0.0%
#   Kyudenko Corp.                                             9,000  228,547        0.0%
    Kyushu Electric Power Co., Inc.                           16,200  162,595        0.0%
    Kyushu Financial Group, Inc.                              61,299  321,751        0.0%
#   LAC Co., Ltd.                                              2,900   28,868        0.0%
#*  Laox Co., Ltd.                                            52,000   53,852        0.0%
    Lasertec Corp.                                             4,400   57,205        0.0%
    Lawson, Inc.                                               2,200  170,287        0.0%
    Leopalace21 Corp.                                         51,300  307,827        0.0%
    Life Corp.                                                 2,600   69,495        0.0%
    Lintec Corp.                                              11,900  228,122        0.0%
#   Lion Corp.                                                17,000  209,171        0.0%
    LIXIL Group Corp.                                         32,000  670,022        0.1%
    M3, Inc.                                                   6,200  167,254        0.0%
    Mabuchi Motor Co., Ltd.                                    4,300  214,040        0.0%
    Macnica Fuji Electronics Holdings, Inc.                    8,799   97,437        0.0%
    Maeda Corp.                                               30,000  229,186        0.0%
    Maeda Kosen Co., Ltd.                                      4,900   51,347        0.0%
    Maeda Road Construction Co., Ltd.                         13,000  236,838        0.0%
    Makino Milling Machine Co., Ltd.                          26,000  156,206        0.0%
    Makita Corp.                                               2,900  182,942        0.0%
    Makita Corp. Sponsored ADR                                   300   18,849        0.0%
    Mandom Corp.                                               2,000   90,520        0.0%
#   Mani, Inc.                                                 3,400   55,846        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Mars Engineering Corp.                                        700 $   12,596        0.0%
    Marubeni Corp.                                            167,100    887,009        0.1%
    Marudai Food Co., Ltd.                                     28,000    117,088        0.0%
    Maruha Nichiro Corp.                                       10,300    229,871        0.0%
    Marui Group Co., Ltd.                                      26,100    398,746        0.1%
    Maruichi Steel Tube, Ltd.                                   6,900    200,681        0.0%
    Marusan Securities Co., Ltd.                                7,700     69,713        0.0%
    Maruwa Co., Ltd.                                            2,000     56,793        0.0%
#   Marvelous, Inc.                                             4,500     36,568        0.0%
    Matsuda Sangyo Co., Ltd.                                    4,300     46,439        0.0%
    Matsui Securities Co., Ltd.                                12,100    104,281        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         3,400    166,419        0.0%
#   Matsuya Co., Ltd.                                           4,900     38,506        0.0%
    Matsuya Foods Co., Ltd.                                     1,300     33,588        0.0%
    Max Co., Ltd.                                               8,000     85,342        0.0%
    Mazda Motor Corp.                                          96,800  1,474,873        0.1%
#   McDonald's Holdings Co. Japan, Ltd.                         2,800     69,951        0.0%
#   MEC Co., Ltd.                                               2,200     15,570        0.0%
    Medical System Network Co., Ltd.                            8,000     46,296        0.0%
    Medipal Holdings Corp.                                     19,700    311,678        0.0%
#   Megachips Corp.                                             4,800     49,354        0.0%
    Megmilk Snow Brand Co., Ltd.                                6,100    141,354        0.0%
    Meidensha Corp.                                            40,000    167,040        0.0%
    MEIJI Holdings Co., Ltd.                                    3,400    262,010        0.0%
    Meiko Network Japan Co., Ltd.                               7,300     80,512        0.0%
    Meisei Industrial Co., Ltd.                                10,200     46,327        0.0%
    Meitec Corp.                                                3,200    111,002        0.0%
    Melco Holdings, Inc.                                        3,000     59,518        0.0%
    METAWATER Co., Ltd.                                         2,100     58,114        0.0%
#   Michinoku Bank, Ltd. (The)                                 18,000     29,452        0.0%
#   Micronics Japan Co., Ltd.                                   9,000     80,057        0.0%
    Mie Bank, Ltd. (The)                                       18,000     33,628        0.0%
    Mie Kotsu Group Holdings, Inc.                              9,600     49,925        0.0%
    Milbon Co., Ltd.                                              900     39,444        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     3,900     37,429        0.0%
    Minato Bank, Ltd. (The)                                    68,000     97,478        0.0%
    Minebea Co., Ltd.                                          55,000    450,504        0.1%
#   Ministop Co., Ltd.                                          5,400     87,167        0.0%
    Miraca Holdings, Inc.                                       8,100    344,227        0.0%
    Mirait Holdings Corp.                                      12,400    108,690        0.0%
    Miroku Jyoho Service Co., Ltd.                              4,600     45,532        0.0%
#   Misawa Homes Co., Ltd.                                     10,300     71,099        0.0%
    MISUMI Group, Inc.                                         16,500    227,861        0.0%
    Mito Securities Co., Ltd.                                  14,300     37,205        0.0%
    Mitsuba Corp.                                               9,000    128,846        0.0%
    Mitsubishi Chemical Holdings Corp.                        259,600  1,354,733        0.1%
    Mitsubishi Corp.                                           47,600    800,089        0.1%
    Mitsubishi Electric Corp.                                 112,000  1,190,270        0.1%
    Mitsubishi Estate Co., Ltd.                                15,000    285,039        0.0%
    Mitsubishi Gas Chemical Co., Inc.                          71,000    389,351        0.1%
    Mitsubishi Heavy Industries, Ltd.                         263,000    934,862        0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             13,000     25,300        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
#   Mitsubishi Logistics Corp.                                   24,000 $  328,106        0.0%
    Mitsubishi Materials Corp.                                  276,000    875,412        0.1%
#   Mitsubishi Motors Corp.                                      94,800    381,508        0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                         4,600     20,768        0.0%
*   Mitsubishi Paper Mills, Ltd.                                 73,000     55,596        0.0%
#   Mitsubishi Pencil Co., Ltd.                                   2,900    138,134        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 2,700     69,685        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                     39,000     64,953        0.0%
    Mitsubishi Tanabe Pharma Corp.                               12,100    215,434        0.0%
    Mitsubishi UFJ Financial Group, Inc.                        399,900  1,845,463        0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR           47,200    217,120        0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                    105,900    461,528        0.1%
    Mitsuboshi Belting, Ltd.                                     12,000     94,911        0.0%
    Mitsui & Co., Ltd.                                           46,200    564,344        0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                400     96,518        0.0%
    Mitsui Chemicals, Inc.                                      166,000    550,545        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                 186,000    287,234        0.0%
    Mitsui Fudosan Co., Ltd.                                     24,000    586,138        0.1%
#   Mitsui High-Tec, Inc.                                         4,200     25,749        0.0%
    Mitsui Matsushima Co., Ltd.                                  38,000     39,464        0.0%
    Mitsui Mining & Smelting Co., Ltd.                          161,000    302,151        0.0%
    Mitsui OSK Lines, Ltd.                                      204,000    433,509        0.1%
    Mitsui Sugar Co., Ltd.                                       16,000     72,166        0.0%
    Mitsui-Soko Holdings Co., Ltd.                               30,000     80,320        0.0%
#   Mitsumi Electric Co., Ltd.                                   24,000    116,346        0.0%
#   Miyaji Engineering Group, Inc.                               17,000     23,255        0.0%
    Miyazaki Bank, Ltd. (The)                                    38,000     96,442        0.0%
    Mizuho Financial Group, Inc.                              1,246,300  1,868,093        0.2%
#   Mizuno Corp.                                                 29,000    137,764        0.0%
#   Mochida Pharmaceutical Co., Ltd.                              1,700    126,426        0.0%
    Modec, Inc.                                                   7,400    112,632        0.0%
#   Monex Group, Inc.                                            65,000    167,682        0.0%
    MONEY SQUARE HOLDINGS, Inc.                                   3,400     35,854        0.0%
    Monogatari Corp. (The)                                          300     14,160        0.0%
#   MonotaRO Co., Ltd.                                            6,200    186,169        0.0%
#   MORESCO Corp.                                                 1,600     17,077        0.0%
    Morinaga & Co., Ltd.                                         36,000    172,385        0.0%
    Morinaga Milk Industry Co., Ltd.                             45,000    235,962        0.0%
    Morita Holdings Corp.                                         5,000     59,604        0.0%
    Morito Co., Ltd.                                              2,100     16,391        0.0%
    MS&AD Insurance Group Holdings, Inc.                         18,300    483,330        0.1%
#   MTI, Ltd.                                                     3,500     24,519        0.0%
    Murata Manufacturing Co., Ltd.                                3,200    417,316        0.1%
    Musashi Seimitsu Industry Co., Ltd.                           6,200    118,347        0.0%
    Musashino Bank, Ltd. (The)                                    8,100    204,013        0.0%
    Nabtesco Corp.                                               15,500    349,668        0.0%
    Nachi-Fujikoshi Corp.                                        50,000    161,088        0.0%
    Nagase & Co., Ltd.                                           25,500    282,759        0.0%
    Nagawa Co., Ltd.                                              1,400     36,280        0.0%
    Nagoya Railroad Co., Ltd.                                    61,000    307,650        0.0%
    Nakanishi, Inc.                                               2,100     68,826        0.0%
    Nakano Corp.                                                  6,200     28,422        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
*   Nakayama Steel Works, Ltd.                                 36,000 $   22,174        0.0%
    Namura Shipbuilding Co., Ltd.                              14,100    104,536        0.0%
    Nankai Electric Railway Co., Ltd.                          40,000    211,953        0.0%
#   Nanto Bank, Ltd. (The)                                     59,000    166,816        0.0%
#   NEC Capital Solutions, Ltd.                                 2,400     33,384        0.0%
    NEC Corp.                                                 423,000  1,029,486        0.1%
    NEC Networks & System Integration Corp.                     6,400     99,256        0.0%
    NET One Systems Co., Ltd.                                  27,100    140,715        0.0%
    Neturen Co., Ltd.                                           7,400     50,768        0.0%
    Nexon Co., Ltd.                                             7,200    108,111        0.0%
    Next Co., Ltd.                                              7,800     87,222        0.0%
    NGK Insulators, Ltd.                                       15,000    308,048        0.0%
    NGK Spark Plug Co., Ltd.                                   14,100    281,201        0.0%
    NH Foods, Ltd.                                             24,000    534,945        0.1%
    NHK Spring Co., Ltd.                                       42,300    372,321        0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                          7,400    175,953        0.0%
    Nichias Corp.                                              18,000    116,596        0.0%
    Nichiban Co., Ltd.                                          8,000     46,667        0.0%
    Nichicon Corp.                                             16,100    108,459        0.0%
    Nichiha Corp.                                               6,800    103,654        0.0%
#   Nichii Gakkan Co.                                           6,900     52,000        0.0%
    Nichirei Corp.                                             50,000    435,210        0.1%
    Nichireki Co., Ltd.                                         7,000     50,273        0.0%
    Nidec Corp.                                                 3,300    241,804        0.0%
#   Nifco, Inc.                                                 7,700    367,548        0.0%
#   Nihon Chouzai Co., Ltd.                                     1,700     55,949        0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                 5,400     35,050        0.0%
    Nihon House Holdings Co., Ltd.                             14,000     47,187        0.0%
    Nihon Kohden Corp.                                          8,300    206,640        0.0%
    Nihon M&A Center, Inc.                                      3,600    207,324        0.0%
#   Nihon Nohyaku Co., Ltd.                                    11,400     59,628        0.0%
    Nihon Parkerizing Co., Ltd.                                16,600    146,419        0.0%
#   Nihon Plast Co., Ltd.                                       4,100     33,277        0.0%
    Nihon Unisys, Ltd.                                         11,300    138,379        0.0%
    Nihon Yamamura Glass Co., Ltd.                             27,000     40,623        0.0%
#   Nikkiso Co., Ltd.                                          15,900    122,450        0.0%
    Nikkon Holdings Co., Ltd.                                  15,300    284,150        0.0%
    Nikon Corp.                                                25,400    370,266        0.1%
    Nintendo Co., Ltd.                                          1,100    148,941        0.0%
    Nippo Corp.                                                13,000    215,548        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  24,000     41,313        0.0%
#   Nippon Carbide Industries Co., Inc.                        20,000     29,267        0.0%
#   Nippon Carbon Co., Ltd.                                    31,000     62,696        0.0%
#   Nippon Ceramic Co., Ltd.                                    3,000     54,026        0.0%
#   Nippon Chemi-Con Corp.                                     38,000     50,584        0.0%
    Nippon Chemiphar Co., Ltd.                                  9,000     39,526        0.0%
    Nippon Coke & Engineering Co., Ltd.                        28,100     20,277        0.0%
#   Nippon Concrete Industries Co., Ltd.                       12,300     31,041        0.0%
    Nippon Denko Co., Ltd.                                     38,000     60,912        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                             7,700    149,696        0.0%
    Nippon Electric Glass Co., Ltd.                            71,000    375,904        0.1%
    Nippon Express Co., Ltd.                                   66,000    301,186        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd.                               31,000 $  239,324        0.0%
    Nippon Gas Co., Ltd.                                        9,400    218,819        0.0%
    Nippon Hume Corp.                                           3,100     16,332        0.0%
    Nippon Kanzai Co., Ltd.                                     2,200     33,661        0.0%
    Nippon Kayaku Co., Ltd.                                    28,000    300,611        0.0%
    Nippon Koei Co., Ltd.                                      22,000     70,831        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     136,100    240,175        0.0%
    Nippon Paint Holdings Co., Ltd.                             5,600    147,038        0.0%
#   Nippon Paper Industries Co., Ltd.                          23,700    455,411        0.1%
#   Nippon Parking Development Co., Ltd.                       26,000     28,833        0.0%
    Nippon Pillar Packing Co., Ltd.                             4,700     39,477        0.0%
    Nippon Piston Ring Co., Ltd.                                1,400     18,680        0.0%
    Nippon Road Co., Ltd. (The)                                20,000     92,709        0.0%
    Nippon Seiki Co., Ltd.                                     10,000    192,948        0.0%
#*  Nippon Sharyo, Ltd.                                        27,000     65,367        0.0%
*   Nippon Sheet Glass Co., Ltd.                               87,000     67,934        0.0%
    Nippon Shinyaku Co., Ltd.                                   2,000     90,336        0.0%
    Nippon Shokubai Co., Ltd.                                   4,400    227,902        0.0%
    Nippon Signal Co., Ltd.                                    13,500    112,380        0.0%
#   Nippon Soda Co., Ltd.                                      36,000    188,114        0.0%
    Nippon Steel & Sumikin Bussan Corp.                        40,000    141,305        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        49,580  1,031,649        0.1%
    Nippon Suisan Kaisha, Ltd.                                 61,700    341,025        0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         17,000    102,584        0.0%
    Nippon Telegraph & Telephone Corp.                          9,300    416,178        0.1%
    Nippon Telegraph & Telephone Corp. ADR                      1,800     80,226        0.0%
    Nippon Thompson Co., Ltd.                                  24,000     86,606        0.0%
    Nippon Valqua Industries, Ltd.                             24,000     62,759        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               27,300     35,273        0.0%
    Nippon Yusen K.K.                                         316,000    619,051        0.1%
#   Nipro Corp.                                                32,300    314,649        0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        167,000    301,310        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            39,000    237,876        0.0%
    Nishimatsu Construction Co., Ltd.                          69,000    301,314        0.0%
    Nishimatsuya Chain Co., Ltd.                                2,400     27,349        0.0%
    Nishio Rent All Co., Ltd.                                   3,900    102,559        0.0%
    Nissan Chemical Industries, Ltd.                            7,400    197,639        0.0%
    Nissan Motor Co., Ltd.                                    257,500  2,285,061        0.2%
    Nissan Shatai Co., Ltd.                                    15,100    147,402        0.0%
#   Nissei ASB Machine Co., Ltd.                                2,600     49,153        0.0%
#   Nissei Build Kogyo Co., Ltd.                               16,000     59,756        0.0%
#   Nissei Plastic Industrial Co., Ltd.                         1,200      7,085        0.0%
#   Nissha Printing Co., Ltd.                                   6,600    105,096        0.0%
    Nisshin Oillio Group, Ltd. (The)                           37,000    157,251        0.0%
    Nisshin Seifun Group, Inc.                                 23,600    386,358        0.1%
    Nisshin Steel Co., Ltd.                                    22,400    299,876        0.0%
    Nisshinbo Holdings, Inc.                                   33,900    369,120        0.1%
    Nissin Corp.                                               17,000     48,263        0.0%
    Nissin Electric Co., Ltd.                                   8,900    102,346        0.0%
    Nissin Foods Holdings Co., Ltd.                             2,300    106,773        0.0%
#   Nissin Kogyo Co., Ltd.                                      9,600    132,771        0.0%
    Nissin Sugar Co., Ltd.                                      3,300     41,280        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nitori Holdings Co., Ltd.                                   2,000 $  186,037        0.0%
    Nitta Corp.                                                 3,100     75,823        0.0%
    Nittetsu Mining Co., Ltd.                                  16,000     59,164        0.0%
*   Nitto Boseki Co., Ltd.                                     34,000    104,979        0.0%
    Nitto Denko Corp.                                          10,400    560,253        0.1%
    Nitto FC Co., Ltd.                                          1,800     15,031        0.0%
    Nitto Kogyo Corp.                                           5,300     83,914        0.0%
    Nitto Kohki Co., Ltd.                                       1,200     23,618        0.0%
    Nittoc Construction Co., Ltd.                              10,600     43,187        0.0%
#   Nittoku Engineering Co., Ltd.                               1,100      9,979        0.0%
    Noevir Holdings Co., Ltd.                                   1,700     48,298        0.0%
    NOF Corp.                                                  28,000    220,398        0.0%
    Nohmi Bosai, Ltd.                                           3,900     54,610        0.0%
    Nojima Corp.                                                7,200     79,892        0.0%
    NOK Corp.                                                  25,600    424,287        0.1%
#   Nomura Co., Ltd.                                            4,800     80,103        0.0%
    Nomura Holdings, Inc.                                     170,100    722,714        0.1%
    Nomura Holdings, Inc. Sponsored ADR                        10,300     43,363        0.0%
    Nomura Real Estate Holdings, Inc.                          26,800    489,777        0.1%
    Nomura Research Institute, Ltd.                             2,530     88,753        0.0%
    Noritake Co., Ltd.                                         24,000     52,979        0.0%
    Noritz Corp.                                                7,800    130,416        0.0%
    North Pacific Bank, Ltd.                                   77,100    195,464        0.0%
    NS Solutions Corp.                                          4,600     79,970        0.0%
    NS United Kaiun Kaisha, Ltd.                               26,000     35,399        0.0%
    NSD Co., Ltd.                                               2,870     45,007        0.0%
    NSK, Ltd.                                                  70,200    612,693        0.1%
    NTN Corp.                                                 114,000    353,251        0.0%
    NTT Data Corp.                                              3,100    161,388        0.0%
    NTT DOCOMO, Inc.                                           61,000  1,463,023        0.1%
    NTT DOCOMO, Inc. Sponsored ADR                              1,100     26,774        0.0%
    NTT Urban Development Corp.                                11,200    104,809        0.0%
#   Nuflare Technology, Inc.                                    1,000     44,551        0.0%
#   OAK Capital Corp.                                          26,300     39,889        0.0%
    Obara Group, Inc.                                           4,300    157,324        0.0%
    Obayashi Corp.                                             27,000    264,609        0.0%
    Obayashi Road Corp.                                         7,000     50,022        0.0%
    Obic Co., Ltd.                                              1,700     89,354        0.0%
    Odakyu Electric Railway Co., Ltd.                          16,000    173,752        0.0%
    Odelic Co., Ltd.                                              500     14,984        0.0%
    Oenon Holdings, Inc.                                       16,000     32,368        0.0%
#   Ogaki Kyoritsu Bank, Ltd. (The)                            78,000    239,972        0.0%
#   Ohsho Food Service Corp.                                    2,000     63,771        0.0%
    Oiles Corp.                                                 3,400     55,134        0.0%
#   Oita Bank, Ltd. (The)                                      20,000     61,107        0.0%
    Oji Holdings Corp.                                         86,000    353,162        0.0%
    Okabe Co., Ltd.                                             9,300     68,795        0.0%
    Okamoto Industries, Inc.                                    9,000     66,045        0.0%
#   Okamura Corp.                                              10,400     96,164        0.0%
    Okasan Securities Group, Inc.                              44,000    232,183        0.0%
    Oki Electric Industry Co., Ltd.                           227,000    317,737        0.0%
#   Okinawa Cellular Telephone Co.                                400     11,334        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Okinawa Electric Power Co., Inc. (The)                      3,750 $   95,830        0.0%
#   OKK Corp.                                                  24,000     23,418        0.0%
#   OKUMA Corp.                                                29,000    226,248        0.0%
    Okumura Corp.                                              42,000    219,997        0.0%
    Olympus Corp.                                               8,700    338,922        0.0%
    Omron Corp.                                                12,500    396,711        0.1%
    Ono Pharmaceutical Co., Ltd.                                2,500    112,645        0.0%
    Onoken Co., Ltd.                                            2,200     23,379        0.0%
    Onward Holdings Co., Ltd.                                  27,000    186,266        0.0%
    Open House Co., Ltd.                                        5,400    114,786        0.0%
    Optex Co., Ltd.                                             1,900     60,712        0.0%
    Oracle Corp. Japan                                          1,700     91,566        0.0%
    Organo Corp.                                                5,000     19,220        0.0%
*   Orient Corp.                                               21,200     42,345        0.0%
    Oriental Land Co., Ltd.                                     2,600    180,545        0.0%
    ORIX Corp.                                                116,400  1,646,470        0.1%
    Osaka Gas Co., Ltd.                                        54,000    194,679        0.0%
    Osaka Soda Co., Ltd.                                       22,000     83,469        0.0%
    Osaka Steel Co., Ltd.                                       3,400     55,693        0.0%
#   OSAKA Titanium Technologies Co., Ltd.                       2,800     37,837        0.0%
#   Osaki Electric Co., Ltd.                                    8,000     57,180        0.0%
#   OSG Corp.                                                  18,300    340,080        0.0%
    OSJB Holdings Corp.                                        20,800     48,266        0.0%
    Otsuka Corp.                                                3,400    162,140        0.0%
    Otsuka Holdings Co., Ltd.                                   9,100    354,759        0.0%
    Otsuka Kagu, Ltd.                                           3,100     39,628        0.0%
#   Outsourcing, Inc.                                           2,200     71,506        0.0%
    Oyo Corp.                                                   7,600     80,433        0.0%
    Pacific Industrial Co., Ltd.                                9,300     89,801        0.0%
#*  Pacific Metals Co., Ltd.                                   39,000    124,784        0.0%
    Pack Corp. (The)                                            2,500     58,824        0.0%
#   Pal Co., Ltd.                                               4,100     99,563        0.0%
    PALTAC Corp.                                                7,500    133,116        0.0%
    PanaHome Corp.                                             18,000    140,356        0.0%
    Panasonic Corp.                                           154,700  1,379,632        0.1%
    Panasonic Corp. Sponsored ADR                               5,200     46,540        0.0%
    Paramount Bed Holdings Co., Ltd.                            4,200    156,235        0.0%
    Parco Co., Ltd.                                             6,200     52,217        0.0%
    Park24 Co., Ltd.                                            5,900    165,365        0.0%
#   Pasco Corp.                                                 8,000     28,074        0.0%
#   Pasona Group, Inc.                                          5,800     35,406        0.0%
#   PC Depot Corp.                                              5,500     59,680        0.0%
#   Penta-Ocean Construction Co., Ltd.                         67,200    302,623        0.0%
    Pigeon Corp.                                                8,400    220,631        0.0%
    Pilot Corp.                                                 3,700    146,656        0.0%
    Piolax, Inc.                                                2,200    115,579        0.0%
#*  Pioneer Corp.                                              92,300    247,337        0.0%
#   Plenus Co., Ltd.                                            5,500    100,881        0.0%
    Pocket Card Co., Ltd.                                       5,700     27,971        0.0%
    Pola Orbis Holdings, Inc.                                   1,800    143,151        0.0%
    Poletowin Pitcrew Holdings, Inc.                            6,000     49,157        0.0%
    Press Kogyo Co., Ltd.                                      24,300     83,391        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Pressance Corp.                                             1,600 $ 56,164        0.0%
#   Prestige International, Inc.                                4,500   51,885        0.0%
    Prima Meat Packers, Ltd.                                   43,000  118,414        0.0%
    PS Mitsubishi Construction Co., Ltd.                        6,500   23,761        0.0%
    Qol Co., Ltd.                                               2,400   33,700        0.0%
    Raito Kogyo Co., Ltd.                                      12,400  131,408        0.0%
    Rakuten, Inc.                                              17,700  192,423        0.0%
#   Raysum Co., Ltd.                                            4,600   34,444        0.0%
    Relo Holdings, Inc.                                         1,300  166,224        0.0%
    Rengo Co., Ltd.                                            48,000  261,379        0.0%
#   Resona Holdings, Inc.                                     231,700  819,121        0.1%
    Resorttrust, Inc.                                           4,800   99,242        0.0%
    Rheon Automatic Machinery Co., Ltd.                         6,000   33,157        0.0%
    Ricoh Co., Ltd.                                            71,900  732,727        0.1%
    Ricoh Leasing Co., Ltd.                                     5,000  144,458        0.0%
    Right On Co., Ltd.                                          5,000   67,351        0.0%
    Riken Corp.                                                18,000   58,111        0.0%
    Riken Keiki Co., Ltd.                                       1,800   17,052        0.0%
    Riken Technos Corp.                                         5,500   19,798        0.0%
    Riken Vitamin Co., Ltd.                                     1,300   50,821        0.0%
    Ringer Hut Co., Ltd.                                        1,900   39,614        0.0%
    Rinnai Corp.                                                  800   70,602        0.0%
    Rion Co., Ltd.                                              1,800   25,450        0.0%
    Riso Kagaku Corp.                                           6,100   95,158        0.0%
    Rock Field Co., Ltd.                                        3,400   50,979        0.0%
    Rohm Co., Ltd.                                              7,100  307,257        0.0%
    Rohto Pharmaceutical Co., Ltd.                              9,800  166,810        0.0%
    Rokko Butter Co., Ltd.                                      3,100   50,105        0.0%
    Roland DG Corp.                                             4,400   87,364        0.0%
    Round One Corp.                                            24,900  146,140        0.0%
#   Royal Holdings Co., Ltd.                                    4,700   89,683        0.0%
    Ryobi, Ltd.                                                34,000  123,340        0.0%
    Ryoden Trading Co., Ltd.                                    7,000   40,813        0.0%
    Ryohin Keikaku Co., Ltd.                                      700  155,935        0.0%
    Ryosan Co., Ltd.                                            8,100  194,073        0.0%
#   Ryoyo Electro Corp.                                         7,300   87,374        0.0%
#   S Foods, Inc.                                               2,900   69,035        0.0%
#   Sac's Bar Holdings, Inc.                                    7,200   91,387        0.0%
    Saibu Gas Co., Ltd.                                        43,000  106,211        0.0%
    Saizeriya Co., Ltd.                                         3,700   65,586        0.0%
    Sakai Chemical Industry Co., Ltd.                          21,000   57,788        0.0%
    Sakai Moving Service Co., Ltd.                              2,200   53,326        0.0%
    Sakata INX Corp.                                            7,400   83,582        0.0%
#   Sakata Seed Corp.                                           4,300  108,659        0.0%
#   SAMTY Co., Ltd.                                             4,800   46,342        0.0%
    San-A Co., Ltd.                                             2,200  101,262        0.0%
    San-Ai Oil Co., Ltd.                                       18,000  126,151        0.0%
    San-In Godo Bank, Ltd. (The)                               20,000  128,857        0.0%
#   Sanden Holdings Corp.                                      33,000   97,320        0.0%
    Sanei Architecture Planning Co., Ltd.                       3,700   41,723        0.0%
    Sangetsu Co., Ltd.                                          9,300  166,671        0.0%
#   Sanken Electric Co., Ltd.                                  33,000  109,403        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Sanki Engineering Co., Ltd.                                12,500 $ 98,320        0.0%
    Sankyo Co., Ltd.                                            7,200  272,600        0.0%
#   Sankyo Tateyama, Inc.                                       5,200   71,974        0.0%
    Sankyu, Inc.                                               58,000  269,564        0.0%
    Sanoh Industrial Co., Ltd.                                  4,100   22,438        0.0%
#   Sanrio Co., Ltd.                                            6,000  117,964        0.0%
    Sanshin Electronics Co., Ltd.                               7,300   60,269        0.0%
    Santen Pharmaceutical Co., Ltd.                             6,000   85,990        0.0%
    Sanwa Holdings Corp.                                       48,200  373,980        0.1%
    Sanyo Chemical Industries, Ltd.                            16,000  123,562        0.0%
    Sanyo Denki Co., Ltd.                                      12,000   58,928        0.0%
    Sanyo Electric Railway Co., Ltd.                           16,000   74,412        0.0%
    Sanyo Housing Nagoya Co., Ltd.                              1,400   12,575        0.0%
#   Sanyo Shokai, Ltd.                                         39,000   93,400        0.0%
#   Sanyo Special Steel Co., Ltd.                              32,000  145,636        0.0%
    Sanyo Trading Co., Ltd.                                       800   10,643        0.0%
#   Sapporo Holdings, Ltd.                                     79,000  426,577        0.1%
    Sato Holdings Corp.                                         3,300   68,042        0.0%
    Sato Restaurant Systems Co., Ltd.                           1,500   11,034        0.0%
    Sawada Holdings Co., Ltd.                                   3,800   37,580        0.0%
    Sawai Pharmaceutical Co., Ltd.                              4,400  283,447        0.0%
    Saxa Holdings, Inc.                                        17,000   31,223        0.0%
    SBI Holdings, Inc.                                         52,600  544,605        0.1%
#   SBS Holdings, Inc.                                          4,700   28,921        0.0%
    SCREEN Holdings Co., Ltd.                                  37,000  285,464        0.0%
#   Scroll Corp.                                                9,700   37,515        0.0%
    SCSK Corp.                                                  2,800  101,558        0.0%
    Secom Co., Ltd.                                             3,700  284,327        0.0%
    Sega Sammy Holdings, Inc.                                  28,300  308,141        0.0%
    Seibu Holdings, Inc.                                        5,700  120,252        0.0%
    Seika Corp.                                                 5,000   10,067        0.0%
#   Seikagaku Corp.                                             8,400  128,284        0.0%
    Seikitokyu Kogyo Co., Ltd.                                 10,000   43,710        0.0%
    Seiko Epson Corp.                                          38,000  622,702        0.1%
    Seiko Holdings Corp.                                       37,000  138,585        0.0%
    Seino Holdings Co., Ltd.                                   33,100  336,409        0.0%
    Seiren Co., Ltd.                                            9,600   98,708        0.0%
    Sekisui Chemical Co., Ltd.                                 50,500  631,152        0.1%
    Sekisui House, Ltd.                                        44,800  777,877        0.1%
    Sekisui Jushi Corp.                                         9,000  124,928        0.0%
    Sekisui Plastics Co., Ltd.                                 15,000   47,865        0.0%
    Senko Co., Ltd.                                            24,000  153,534        0.0%
    Senshu Ikeda Holdings, Inc.                                61,200  230,533        0.0%
    Senshukai Co., Ltd.                                         7,500   51,456        0.0%
    Septeni Holdings Co., Ltd.                                  2,900   68,692        0.0%
    Seria Co., Ltd.                                             1,500   88,180        0.0%
    Seven & I Holdings Co., Ltd.                               15,200  620,197        0.1%
    Seven Bank, Ltd.                                           16,200   68,837        0.0%
#*  Sharp Corp.                                               158,000  215,050        0.0%
    Shibuya Corp.                                               5,700   67,405        0.0%
    Shiga Bank, Ltd. (The)                                     61,000  265,119        0.0%
    Shikoku Bank, Ltd. (The)                                   57,000  110,837        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Shikoku Chemicals Corp.                                     6,000 $   49,730        0.0%
#   Shikoku Electric Power Co., Inc.                           13,700    169,106        0.0%
    Shima Seiki Manufacturing, Ltd.                             6,400    105,004        0.0%
    Shimachu Co., Ltd.                                          5,600    130,334        0.0%
    Shimadzu Corp.                                             12,000    179,610        0.0%
    Shimamura Co., Ltd.                                         2,400    323,984        0.0%
    Shimano, Inc.                                               2,700    387,373        0.1%
    Shimizu Corp.                                              22,000    197,182        0.0%
    Shin-Etsu Chemical Co., Ltd.                               13,400    750,518        0.1%
    Shin-Etsu Polymer Co., Ltd.                                15,700     93,024        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                16,000     57,734        0.0%
#*  Shinkawa, Ltd.                                              6,900     26,282        0.0%
    Shinko Electric Industries Co., Ltd.                       23,200    128,861        0.0%
    Shinko Plantech Co., Ltd.                                   7,300     55,539        0.0%
    Shinko Shoji Co., Ltd.                                      5,100     49,759        0.0%
    Shinmaywa Industries, Ltd.                                 23,000    157,621        0.0%
    Shinnihon Corp.                                             8,500     39,195        0.0%
    Shinoken Group Co., Ltd.                                    2,700     53,991        0.0%
    Shinsei Bank, Ltd.                                        294,000    412,063        0.1%
    Shinwa Co., Ltd.                                            1,400     17,871        0.0%
    Shionogi & Co., Ltd.                                        5,800    296,044        0.0%
    Ship Healthcare Holdings, Inc.                              8,400    207,299        0.0%
    Shiseido Co., Ltd.                                         12,400    275,782        0.0%
    Shizuoka Bank, Ltd. (The)                                  39,000    289,056        0.0%
    Shizuoka Gas Co., Ltd.                                     16,300    111,115        0.0%
#   Shochiku Co., Ltd.                                         11,000    109,998        0.0%
    Shoei Co., Ltd.                                             1,800     27,247        0.0%
#   Shoei Foods Corp.                                           1,800     22,547        0.0%
    Showa Corp.                                                13,000    112,876        0.0%
    Showa Denko KK                                            378,000    393,288        0.1%
    Showa Sangyo Co., Ltd.                                     24,000    106,968        0.0%
    Showa Shell Sekiyu K.K.                                    15,500    161,753        0.0%
#   Siix Corp.                                                  4,100    121,123        0.0%
    Sinfonia Technology Co., Ltd.                              44,000     58,474        0.0%
    Sinko Industries, Ltd.                                      2,300     30,775        0.0%
    Sintokogio, Ltd.                                           12,500    105,690        0.0%
    SKY Perfect JSAT Holdings, Inc.                            34,300    182,590        0.0%
    SMC Corp.                                                     600    146,316        0.0%
    SMK Corp.                                                  15,000     61,157        0.0%
    SMS Co., Ltd.                                               1,800     33,399        0.0%
    Sodick Co., Ltd.                                           11,200     86,753        0.0%
    SoftBank Group Corp.                                       26,000  1,398,033        0.1%
    Sogo Medical Co., Ltd.                                      3,200     92,798        0.0%
#   Sohgo Security Services Co., Ltd.                           2,600    144,378        0.0%
    Sojitz Corp.                                              222,300    444,207        0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                       11,900    312,447        0.0%
    Sony Corp.                                                 68,600  1,661,602        0.1%
    Sony Corp. Sponsored ADR                                    9,300    224,130        0.0%
    Sony Financial Holdings, Inc.                              11,600    143,410        0.0%
    Sotetsu Holdings, Inc.                                     28,000    179,818        0.0%
    Sparx Group Co., Ltd.                                      14,500     27,836        0.0%
    Square Enix Holdings Co., Ltd.                              4,200    107,519        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    SRA Holdings                                                1,600 $   37,138        0.0%
    St Marc Holdings Co., Ltd.                                  5,500    148,784        0.0%
    Stanley Electric Co., Ltd.                                 24,800    504,239        0.1%
#   Star Micronics Co., Ltd.                                    8,600     98,746        0.0%
    Start Today Co., Ltd.                                       5,000    210,063        0.0%
    Starts Corp., Inc.                                          6,500    135,077        0.0%
    Starzen Co., Ltd.                                           1,100     31,900        0.0%
#   Stella Chemifa Corp.                                        2,400     48,482        0.0%
    Studio Alice Co., Ltd.                                      2,500     61,766        0.0%
    Sugi Holdings Co., Ltd.                                     2,500    120,871        0.0%
#   Sumco Corp.                                                47,800    302,700        0.0%
#   Sumida Corp.                                                5,900     36,834        0.0%
    Suminoe Textile Co., Ltd.                                  15,000     36,673        0.0%
    Sumitomo Bakelite Co., Ltd.                                46,000    189,863        0.0%
    Sumitomo Chemical Co., Ltd.                               216,000    976,281        0.1%
    Sumitomo Corp.                                             39,200    414,433        0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                        10,000    128,728        0.0%
    Sumitomo Densetsu Co., Ltd.                                 2,900     35,669        0.0%
    Sumitomo Electric Industries, Ltd.                         76,900    925,079        0.1%
    Sumitomo Forestry Co., Ltd.                                31,700    365,985        0.0%
    Sumitomo Heavy Industries, Ltd.                           116,000    487,499        0.1%
    Sumitomo Metal Mining Co., Ltd.                            53,000    597,971        0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    240,600    208,459        0.0%
    Sumitomo Mitsui Financial Group, Inc.                      67,100  2,019,152        0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      123,000    378,087        0.1%
    Sumitomo Osaka Cement Co., Ltd.                            81,000    349,217        0.0%
    Sumitomo Precision Products Co., Ltd.                       1,000      3,083        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        5,200    104,276        0.0%
    Sumitomo Realty & Development Co., Ltd.                     8,000    232,610        0.0%
    Sumitomo Riko Co., Ltd.                                    13,100    112,399        0.0%
    Sumitomo Rubber Industries, Ltd.                           48,500    738,342        0.1%
#   Sumitomo Seika Chemicals Co., Ltd.                         12,000     57,661        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         34,000    169,691        0.0%
#   Sun Corp.                                                   3,300     24,000        0.0%
#   Sun Frontier Fudousan Co., Ltd.                             6,100     56,403        0.0%
    Sundrug Co., Ltd.                                           1,900    135,006        0.0%
    Suntory Beverage & Food, Ltd.                               3,500    152,887        0.0%
    Suruga Bank, Ltd.                                          14,900    289,715        0.0%
    Suzuken Co., Ltd.                                          10,670    365,641        0.0%
#   Suzuki Motor Corp.                                         18,600    509,706        0.1%
*   SWCC Showa Holdings Co., Ltd.                              80,000     48,476        0.0%
    Sysmex Corp.                                                2,500    156,348        0.0%
    T Hasegawa Co., Ltd.                                        5,500     90,218        0.0%
    T RAD Co., Ltd.                                             5,000      8,168        0.0%
    T&D Holdings, Inc.                                         41,500    397,257        0.1%
#   T-Gaia Corp.                                                4,000     48,582        0.0%
    Tabuchi Electric Co., Ltd.                                  8,700     37,697        0.0%
    Tachi-S Co., Ltd.                                           6,400     87,738        0.0%
    Tachibana Eletech Co., Ltd.                                 1,080     11,633        0.0%
    Tadano, Ltd.                                               32,000    305,360        0.0%
    Taihei Dengyo Kaisha, Ltd.                                 10,000     82,172        0.0%
    Taiheiyo Cement Corp.                                     282,000    746,176        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Taiho Kogyo Co., Ltd.                                       4,000 $ 43,389        0.0%
    Taikisha, Ltd.                                              5,600  127,855        0.0%
#   Taiko Pharmaceutical Co., Ltd.                                700    9,677        0.0%
    Taisei Corp.                                               53,000  361,753        0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                    1,800  147,844        0.0%
    Taiyo Holdings Co., Ltd.                                    2,300   76,372        0.0%
    Taiyo Nippon Sanso Corp.                                   33,900  313,030        0.0%
    Taiyo Yuden Co., Ltd.                                      27,100  270,432        0.0%
    Takamatsu Construction Group Co., Ltd.                      3,400   72,864        0.0%
    Takaoka Toko Co., Ltd.                                      3,000   46,714        0.0%
    Takara Holdings, Inc.                                      25,200  214,449        0.0%
#   Takara Leben Co., Ltd.                                     18,800  119,599        0.0%
#   Takara Standard Co., Ltd.                                  21,000  185,270        0.0%
    Takasago International Corp.                                3,400   75,781        0.0%
    Takasago Thermal Engineering Co., Ltd.                      6,900   85,932        0.0%
    Takashimaya Co., Ltd.                                      50,000  365,041        0.0%
#*  Takata Corp.                                                8,300   30,416        0.0%
    Takeda Pharmaceutical Co., Ltd.                             8,600  410,752        0.1%
#   Takeei Corp.                                                4,900   44,329        0.0%
#   Takeuchi Manufacturing Co., Ltd.                            7,800  116,341        0.0%
    Takiron Co., Ltd.                                          15,000   73,331        0.0%
#   Takuma Co., Ltd.                                           11,000   94,558        0.0%
#   Tamron Co., Ltd.                                            4,200   67,893        0.0%
    Tamura Corp.                                               15,000   40,382        0.0%
    Tanseisha Co., Ltd.                                         2,550   19,880        0.0%
#   TASAKI & Co., Ltd.                                          3,100   43,738        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  12,300   38,614        0.0%
    TDK Corp.                                                  14,100  825,045        0.1%
    TDK Corp. Sponsored ADR                                     1,200   69,216        0.0%
    TechnoPro Holdings, Inc.                                    1,900   52,783        0.0%
    Teijin, Ltd.                                              209,000  748,270        0.1%
    Teikoku Sen-I Co., Ltd.                                     4,500   63,221        0.0%
#   Tekken Corp.                                               33,000   81,820        0.0%
    Temp Holdings Co., Ltd.                                     9,300  139,608        0.0%
    Tenma Corp.                                                 4,000   59,546        0.0%
    Terumo Corp.                                                8,200  311,726        0.0%
    THK Co., Ltd.                                              20,000  397,258        0.1%
    TKC Corp.                                                   2,900   78,789        0.0%
    Toa Corp.(6894434)                                          5,100   51,143        0.0%
    Toa Corp.(6894508)                                         44,000   97,042        0.0%
    TOA ROAD Corp.                                             15,000   49,801        0.0%
    Toagosei Co., Ltd.                                         27,100  244,401        0.0%
#   Tobishima Corp.                                            39,700   65,237        0.0%
    Tobu Railway Co., Ltd.                                     29,000  148,627        0.0%
    TOC Co., Ltd.                                               2,600   20,597        0.0%
    Tocalo Co., Ltd.                                            3,200   57,563        0.0%
    Tochigi Bank, Ltd. (The)                                    6,000   23,122        0.0%
    Toda Corp.                                                 51,000  237,732        0.0%
#   Toda Kogyo Corp.                                           14,000   38,808        0.0%
    Toei Animation Co., Ltd.                                    1,300   58,043        0.0%
    Toei Co., Ltd.                                             13,000  100,749        0.0%
    Toenec Corp.                                                8,000   51,343        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Toho Bank, Ltd. (The)                                      52,000 $172,781        0.0%
    Toho Co., Ltd.                                              2,800   70,966        0.0%
    Toho Gas Co., Ltd.                                         34,000  232,143        0.0%
#   Toho Holdings Co., Ltd.                                     9,200  212,842        0.0%
#   Toho Titanium Co., Ltd.                                    10,800   71,805        0.0%
#   Toho Zinc Co., Ltd.                                        38,000  102,893        0.0%
    Tohoku Electric Power Co., Inc.                            14,700  187,939        0.0%
    Tokai Carbon Co., Ltd.                                     50,000  130,977        0.0%
    Tokai Corp/Gifu                                             1,500   43,051        0.0%
#   TOKAI Holdings Corp.                                       23,800  133,376        0.0%
    Tokai Rika Co., Ltd.                                       14,000  259,219        0.0%
    Tokai Tokyo Financial Holdings, Inc.                       42,200  218,715        0.0%
    Token Corp.                                                 1,300  101,815        0.0%
    Tokio Marine Holdings, Inc.                                22,400  732,983        0.1%
    Tokio Marine Holdings, Inc. ADR                             1,600   51,968        0.0%
*   Toko, Inc.                                                 12,000   45,052        0.0%
    Tokushu Tokai Paper Co., Ltd.                              32,000  101,908        0.0%
#*  Tokuyama Corp.                                             20,000   31,673        0.0%
    Tokyo Broadcasting System Holdings, Inc.                    8,500  116,910        0.0%
    Tokyo Dome Corp.                                           36,000  153,360        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                    52,100  279,042        0.0%
    Tokyo Electron, Ltd.                                        4,500  297,415        0.0%
    Tokyo Energy & Systems, Inc.                                8,000   59,942        0.0%
    Tokyo Gas Co., Ltd.                                        65,000  286,889        0.0%
    Tokyo Keiki, Inc.                                          14,000   19,449        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                  9,600  268,412        0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                         56,000   76,810        0.0%
    Tokyo Seimitsu Co., Ltd.                                    7,300  151,386        0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                        21,100  129,966        0.0%
    Tokyo Tatemono Co., Ltd.                                   36,500  481,929        0.1%
    Tokyo Tekko Co., Ltd.                                       3,000   10,180        0.0%
    Tokyo TY Financial Group, Inc.                              6,600  167,950        0.0%
    Tokyotokeiba Co., Ltd.                                     43,000   86,387        0.0%
#   Tokyu Construction Co., Ltd.                               18,800  154,200        0.0%
    Tokyu Corp.                                                26,000  225,340        0.0%
    Tokyu Fudosan Holdings Corp.                               85,600  581,971        0.1%
    TOMONY Holdings, Inc.                                      49,500  140,834        0.0%
    Tomy Co., Ltd.                                             11,500   81,011        0.0%
    Tonami Holdings Co., Ltd.                                   3,000    7,681        0.0%
    TonenGeneral Sekiyu K.K.                                   19,000  179,962        0.0%
    Topcon Corp.                                               23,300  286,814        0.0%
    Toppan Forms Co., Ltd.                                     11,200  123,186        0.0%
    Toppan Printing Co., Ltd.                                  39,000  333,465        0.0%
    Topre Corp.                                                 9,100  179,157        0.0%
    Topy Industries, Ltd.                                      52,000   99,623        0.0%
    Toray Industries, Inc.                                     64,000  534,577        0.1%
    Toridoll.corp                                               3,200   55,608        0.0%
    Torii Pharmaceutical Co., Ltd.                              4,600  106,395        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                      5,200   49,407        0.0%
    Tosei Corp.                                                 7,300   51,116        0.0%
#*  Toshiba Corp.                                             425,000  898,854        0.1%
    Toshiba Machine Co., Ltd.                                  40,000  119,161        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Toshiba Plant Systems & Services Corp.                      7,400 $   91,512        0.0%
    Toshiba TEC Corp.                                          45,000    169,962        0.0%
    Tosho Co., Ltd.                                             1,800     66,071        0.0%
#   Tosho Printing Co., Ltd.                                   10,000     51,449        0.0%
    Tosoh Corp.                                               152,000    694,757        0.1%
    Totetsu Kogyo Co., Ltd.                                     4,200    122,353        0.0%
    TOTO, Ltd.                                                  5,499    186,470        0.0%
    Towa Bank, Ltd. (The)                                     102,000     83,606        0.0%
    Towa Corp.                                                  4,500     28,698        0.0%
    Towa Pharmaceutical Co., Ltd.                               2,900    133,270        0.0%
    Toyo Construction Co., Ltd.                                23,600    100,916        0.0%
    Toyo Corp.                                                  5,700     58,129        0.0%
#   Toyo Denki Seizo K.K.                                       6,000     17,315        0.0%
#   Toyo Engineering Corp.                                     20,000     54,549        0.0%
    Toyo Ink SC Holdings Co., Ltd.                             47,000    187,244        0.0%
    Toyo Kanetsu K.K.                                          29,000     60,360        0.0%
    Toyo Kohan Co., Ltd.                                       18,100     56,949        0.0%
    Toyo Securities Co., Ltd.                                  18,000     41,673        0.0%
    Toyo Seikan Group Holdings, Ltd.                           25,600    504,698        0.1%
    Toyo Suisan Kaisha, Ltd.                                    5,400    190,716        0.0%
#   Toyo Tanso Co., Ltd.                                        3,800     48,549        0.0%
    Toyo Tire & Rubber Co., Ltd.                               24,600    367,909        0.0%
    Toyo Wharf & Warehouse Co., Ltd.                            8,000     10,589        0.0%
    Toyobo Co., Ltd.                                          226,000    384,054        0.1%
    Toyoda Gosei Co., Ltd.                                     17,200    317,148        0.0%
    Toyota Boshoku Corp.                                       12,000    223,245        0.0%
    Toyota Industries Corp.                                     5,500    238,634        0.0%
    Toyota Motor Corp.                                        144,900  7,344,938        0.5%
    Toyota Motor Corp. Sponsored ADR                           10,100  1,027,170        0.1%
    Toyota Tsusho Corp.                                        33,200    751,461        0.1%
    TPR Co., Ltd.                                               5,500    138,606        0.0%
    Trancom Co., Ltd.                                           1,100     65,234        0.0%
    Transcosmos, Inc.                                           3,300     87,066        0.0%
    Trend Micro, Inc.                                           3,800    144,111        0.0%
    Trusco Nakayama Corp.                                       3,300    131,126        0.0%
    TS Tech Co., Ltd.                                          13,200    301,476        0.0%
    TSI Holdings Co., Ltd.                                     17,300    110,322        0.0%
    Tsubakimoto Chain Co.                                      31,000    202,171        0.0%
#   Tsugami Corp.                                              19,000     79,243        0.0%
    Tsukishima Kikai Co., Ltd.                                  6,000     50,166        0.0%
    Tsukuba Bank, Ltd.                                         18,400     48,115        0.0%
    Tsukui Corp.                                                5,100     62,027        0.0%
    Tsumura & Co.                                              10,500    270,195        0.0%
    Tsuruha Holdings, Inc.                                      1,700    163,056        0.0%
    Tsurumi Manufacturing Co., Ltd.                             3,100     41,164        0.0%
    TV Asahi Holdings Corp.                                     6,200    102,963        0.0%
    Tv Tokyo Holdings Corp.                                     4,800     83,228        0.0%
    Tyo, Inc.                                                  18,000     27,373        0.0%
#   U-Shin, Ltd.                                                6,000     38,317        0.0%
#   UACJ Corp.                                                 65,000    132,050        0.0%
    Ube Industries, Ltd.                                      253,000    480,520        0.1%
    UKC Holdings Corp.                                          4,400     78,124        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Ulvac, Inc.                                                 8,400 $257,558        0.0%
    Unicharm Corp.                                             12,900  266,657        0.0%
    Union Tool Co.                                              1,000   27,526        0.0%
    Unipres Corp.                                              11,000  193,569        0.0%
    United Arrows, Ltd.                                         2,200   88,401        0.0%
    United Super Markets Holdings, Inc.                         8,700   80,232        0.0%
*   Unitika, Ltd.                                             137,000   67,467        0.0%
#   Universal Entertainment Corp.                               5,400   85,716        0.0%
#   Unizo Holdings Co., Ltd.                                    4,000  169,381        0.0%
    UNY Group Holdings Co., Ltd.                               29,600  216,013        0.0%
*   Usen Corp.                                                 10,900   37,469        0.0%
    Ushio, Inc.                                                24,300  330,502        0.0%
    USS Co., Ltd.                                              10,000  158,183        0.0%
#   V Technology Co., Ltd.                                      1,300   53,915        0.0%
    Valor Holdings Co., Ltd.                                   11,000  265,052        0.0%
#   Vital KSK Holdings, Inc.                                    6,900   58,834        0.0%
    VT Holdings Co., Ltd.                                      16,700   84,380        0.0%
    Wacoal Holdings Corp.                                      27,000  325,547        0.0%
    Wacom Co., Ltd.                                            36,800  152,980        0.0%
#   Wakachiku Construction Co., Ltd.                           38,000   52,258        0.0%
    Wakita & Co., Ltd.                                          8,800   61,061        0.0%
    Warabeya Nichiyo Co., Ltd.                                  2,600   48,622        0.0%
#   WATAMI Co., Ltd.                                            5,500   52,168        0.0%
#   Welcia Holdings Co., Ltd.                                   1,200   63,387        0.0%
#   West Holdings Corp.                                         4,600   27,538        0.0%
    West Japan Railway Co.                                      2,900  175,062        0.0%
    Wowow, Inc.                                                 2,200   47,084        0.0%
    Xebio Holdings Co., Ltd.                                    6,800  108,464        0.0%
    Yahagi Construction Co., Ltd.                               7,200   51,221        0.0%
#   Yahoo Japan Corp.                                          33,300  148,965        0.0%
    Yakult Honsha Co., Ltd.                                     1,500   74,356        0.0%
    YAMABIKO Corp.                                             11,700   83,049        0.0%
    Yamada Denki Co., Ltd.                                     94,100  473,724        0.1%
    Yamagata Bank, Ltd. (The)                                  34,000  123,598        0.0%
#   Yamaguchi Financial Group, Inc.                            35,000  325,318        0.0%
    Yamaha Corp.                                               13,200  378,842        0.1%
    Yamaha Motor Co., Ltd.                                     37,200  608,902        0.1%
#   Yamaichi Electronics Co., Ltd.                              6,900   34,262        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            48,000  177,756        0.0%
#   Yamatane Corp.                                             26,000   35,512        0.0%
    Yamato Holdings Co., Ltd.                                   9,400  189,587        0.0%
    Yamato Kogyo Co., Ltd.                                      9,400  220,660        0.0%
    Yamazaki Baking Co., Ltd.                                  16,000  378,766        0.1%
    Yamazen Corp.                                              10,400   81,288        0.0%
    Yaoko Co., Ltd.                                             2,200   97,294        0.0%
    Yaskawa Electric Corp.                                     27,200  318,547        0.0%
    Yellow Hat, Ltd.                                            4,200   85,953        0.0%
    Yodogawa Steel Works, Ltd.                                  5,800  130,946        0.0%
    Yokogawa Bridge Holdings Corp.                              8,500   76,656        0.0%
    Yokogawa Electric Corp.                                    50,000  537,210        0.1%
#   Yokohama Reito Co., Ltd.                                    9,700   94,838        0.0%
    Yokohama Rubber Co., Ltd. (The)                            27,800  466,056        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
JAPAN -- (Continued)
#   Yomiuri Land Co., Ltd.                                      3,000 $     14,191        0.0%
    Yondoshi Holdings, Inc.                                     2,200       53,186        0.0%
    Yorozu Corp.                                                4,500       90,045        0.0%
    Yoshinoya Holdings Co., Ltd.                                7,700       97,852        0.0%
    Yuasa Trading Co., Ltd.                                     2,400       53,935        0.0%
#   Yumeshin Holdings Co., Ltd.                                 6,500       37,415        0.0%
    Yurtec Corp.                                               10,000       71,816        0.0%
    Yusen Logistics Co., Ltd.                                   5,000       58,826        0.0%
    Zenitaka Corp. (The)                                       10,000       40,894        0.0%
    Zenkoku Hosho Co., Ltd.                                     6,200      218,047        0.0%
    Zenrin Co., Ltd.                                            2,600       55,566        0.0%
    Zensho Holdings Co., Ltd.                                  12,700      161,479        0.0%
    Zeon Corp.                                                 26,000      184,734        0.0%
    ZERIA Pharmaceutical Co., Ltd.                              3,800       47,375        0.0%
#   Zojirushi Corp.                                             5,000       74,581        0.0%
#   Zuiko Corp.                                                   700       28,673        0.0%
    Zuken, Inc.                                                 2,800       27,370        0.0%
                                                                      ------------       ----
TOTAL JAPAN                                                            254,609,942       17.3%
                                                                      ------------       ----
MALAYSIA -- (0.6%)
    Aeon Co. M Bhd                                            117,900       85,035        0.0%
    AirAsia Bhd                                               259,900      126,163        0.0%
    Alliance Financial Group Bhd                              195,800      200,480        0.0%
    AMMB Holdings Bhd                                         322,100      373,047        0.1%
    Astro Malaysia Holdings Bhd                               100,900       71,366        0.0%
    Axiata Group Bhd                                           51,888       74,948        0.0%
    Berjaya Auto Bhd                                           80,100       45,086        0.0%
    Berjaya Corp. Bhd                                         651,200       64,049        0.0%
    Berjaya Sports Toto Bhd                                    71,406       55,573        0.0%
    BIMB Holdings Bhd                                          58,100       57,212        0.0%
    British American Tobacco Malaysia Bhd                       4,500       52,814        0.0%
*   Bumi Armada Bhd                                           520,400      105,074        0.0%
    Bursa Malaysia Bhd                                         58,400      125,635        0.0%
    Cahya Mata Sarawak Bhd                                     62,900       61,749        0.0%
    Carlsberg Brewery Malaysia Bhd Class B                     20,300       70,099        0.0%
    CIMB Group Holdings Bhd                                   316,591      377,775        0.1%
    Coastal Contracts Bhd                                      22,700        9,447        0.0%
    Dayang Enterprise Holdings Bhd                             39,800       13,305        0.0%
    Dialog Group Bhd                                          229,100       93,101        0.0%
    DiGi.Com Bhd                                              117,900      132,676        0.0%
    DRB-Hicom Bhd                                             200,400       49,716        0.0%
*   Eastern & Oriental Bhd                                    114,750       44,934        0.0%
*   Eco World Development Group Bhd                           165,000       54,413        0.0%
    Evergreen Fibreboard Bhd                                   78,450       21,661        0.0%
    Felda Global Ventures Holdings Bhd                        345,000      127,817        0.0%
    Gamuda Bhd                                                201,400      244,738        0.0%
    Genting Bhd                                               196,400      443,989        0.1%
    Genting Malaysia Bhd                                      143,200      163,616        0.0%
    Genting Plantations Bhd                                    21,000       57,509        0.0%
    Globetronics Technology Bhd                                52,700       46,099        0.0%
    HAP Seng Consolidated Bhd                                  63,700      124,919        0.0%
    Hartalega Holdings Bhd                                     24,200       26,574        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
MALAYSIA -- (Continued)
    Heineken Malaysia Bhd                                       5,800 $ 22,311        0.0%
    Hong Leong Bank Bhd                                        48,880  168,251        0.0%
    Hong Leong Financial Group Bhd                             37,278  142,361        0.0%
    IHH Healthcare Bhd                                         17,400   29,148        0.0%
    IJM Corp. Bhd                                             440,900  389,117        0.1%
    Inari Amertron Bhd                                         99,975   69,811        0.0%
    IOI Corp. Bhd                                              93,400  105,450        0.0%
    IOI Properties Group Bhd                                  121,500   75,191        0.0%
    Jaya Tiasa Holdings Bhd                                   117,200   40,386        0.0%
    Karex Bhd                                                  48,450   32,080        0.0%
*   KNM Group Bhd                                             373,620   45,239        0.0%
    Kossan Rubber Industries                                   40,700   62,495        0.0%
    KPJ Healthcare Bhd                                         47,200   51,129        0.0%
    KSL Holdings Bhd                                           98,419   31,476        0.0%
    Kuala Lumpur Kepong Bhd                                    10,200   62,397        0.0%
*   Kulim Malaysia Bhd                                         97,500   98,837        0.0%
    Lafarge Malaysia Bhd                                       27,800   62,294        0.0%
    Magnum Bhd                                                 71,600   44,522        0.0%
    Mah Sing Group Bhd                                        222,375   83,060        0.0%
    Malayan Banking Bhd                                       157,897  360,481        0.1%
    Malaysia Airports Holdings Bhd                            120,400  206,412        0.0%
    Malaysia Building Society Bhd                              31,400   10,436        0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd         61,800   17,689        0.0%
    Malaysian Pacific Industries Bhd                           15,600   29,515        0.0%
    Malaysian Resources Corp. Bhd                             201,000   62,104        0.0%
    Matrix Concepts Holdings Bhd                               37,333   23,971        0.0%
    Maxis Bhd                                                  53,000   75,842        0.0%
    MBM Resources Bhd                                          26,700   14,827        0.0%
    Media Prima Bhd                                           146,900   52,967        0.0%
    MISC Bhd                                                   68,800  148,717        0.0%
    Mitrajaya Holdings Bhd                                     98,500   30,696        0.0%
    MMC Corp. Bhd                                             137,400   73,894        0.0%
    Muhibbah Engineering M Bhd                                 77,600   46,603        0.0%
    My EG Services Bhd                                         70,200   36,078        0.0%
    Oldtown Bhd                                                48,400   18,167        0.0%
    OSK Holdings Bhd                                           80,100   33,802        0.0%
    Padini Holdings Bhd                                        60,100   33,659        0.0%
*   Parkson Holdings Bhd                                       66,780   15,543        0.0%
*   Perisai Petroleum Teknologi Bhd                           141,200    9,347        0.0%
    Petronas Chemicals Group Bhd                              109,100  187,332        0.0%
    Petronas Dagangan Bhd                                      13,400   81,762        0.0%
    Petronas Gas Bhd                                           19,500  109,636        0.0%
    POS Malaysia BHD                                           88,800   65,836        0.0%
    PPB Group Bhd                                              46,400  191,849        0.0%
    Press Metal Bhd                                           129,000   96,753        0.0%
    Public Bank Bhd                                            58,600  280,309        0.0%
    QL Resources Bhd                                           63,300   70,821        0.0%
    RHB Capital Bhd                                            95,120  148,880        0.0%
    Sapurakencana Petroleum Bhd                               783,000  329,538        0.1%
    Scientex Bhd                                               17,400   55,650        0.0%
    Sime Darby Bhd                                             96,000  188,946        0.0%
    SKP Resources Bhd                                          89,000   30,486        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
MALAYSIA -- (Continued)
    SP Setia Bhd Group                                         76,408 $    62,962        0.0%
    Sunway Bhd                                                157,300     126,035        0.0%
    Sunway Construction Group Bhd                              10,290       4,264        0.0%
    Supermax Corp. Bhd                                         87,100      57,934        0.0%
    Syarikat Takaful Malaysia Bhd                              28,600      29,071        0.0%
    Ta Ann Holdings Bhd                                        56,900      69,771        0.0%
    TDM Bhd                                                     3,500         640        0.0%
    Telekom Malaysia Bhd                                       41,700      70,966        0.0%
    Tenaga Nasional Bhd                                        40,700     149,510        0.0%
    Time dotCom Bhd                                            28,500      53,785        0.0%
    Top Glove Corp. Bhd                                        91,000     115,462        0.0%
    Tune Protect Group Bhd                                    191,000      64,910        0.0%
    UEM Edgenta Bhd                                            74,800      72,468        0.0%
    UEM Sunrise Bhd                                           389,900     101,478        0.0%
    UMW Holdings Bhd                                           83,200     139,565        0.0%
*   UMW Oil & Gas Corp. Bhd                                   236,500      56,395        0.0%
    Unisem M Bhd                                               91,500      51,725        0.0%
    UOA Development Bhd                                        85,600      48,183        0.0%
    VS Industry Bhd                                           270,900      83,804        0.0%
    WCT Holdings Bhd                                          184,456      77,284        0.0%
    Westports Holdings Bhd                                     49,400      52,387        0.0%
    Yinson Holdings BHD                                        26,100      18,413        0.0%
*   YNH Property Bhd                                           48,152      24,254        0.0%
    YTL Corp. Bhd                                             831,500     331,843        0.1%
    YTL Power International Bhd                               230,300      88,369        0.0%
                                                                      -----------        ---
TOTAL MALAYSIA                                                         10,306,200        0.7%
                                                                      -----------        ---
MEXICO -- (1.0%)
    Alfa S.A.B. de C.V. Class A                               379,363     713,539        0.1%
    Alpek S.A.B. de C.V.                                       40,912      68,557        0.0%
    Alsea S.A.B. de C.V.                                       93,045     356,666        0.0%
    America Movil S.A.B. de C.V. Series L                     153,500     108,670        0.0%
    America Movil S.A.B. de C.V. Series L ADR                  26,000     368,160        0.0%
#   Arca Continental S.A.B. de C.V.                            52,418     361,586        0.0%
#*  Axtel S.A.B. de C.V.                                      197,488      87,927        0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                   54,798     329,018        0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   78,342     129,912        0.0%
*   Cemex S.A.B. de C.V.                                      959,410     712,671        0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR                         57,649     429,487        0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                    31,652     275,942        0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  800      69,832        0.0%
    Consorcio ARA S.A.B. de C.V. Series *                     197,546      77,275        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR       3,175      66,294        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A  33,124      69,253        0.0%
    Corp. Inmobiliaria Vesta SAB de C.V.                       93,144     151,589        0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                       45,797     100,753        0.0%
    El Puerto de Liverpool S.A.B. de C.V.                       5,500      62,504        0.0%
#*  Empresas ICA S.A.B. de C.V.                                42,400       9,069        0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                   5,100       4,548        0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                  18,670     174,040        0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     4,900     456,729        0.1%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B          155,886     171,247        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
MEXICO -- (Continued)
    Gentera S.A.B. de C.V.                                    245,981 $   488,112        0.1%
    Gruma S.A.B. de C.V. Class B                               20,200     294,441        0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                            91,104     207,841        0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        24,400     141,482        0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         1,600     151,072        0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    15,461     145,986        0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            500      76,920        0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B     10,965     168,866        0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                        72,900     221,988        0.0%
    Grupo Carso S.A.B. de C.V. Series A1                       63,527     305,992        0.0%
    Grupo Comercial Chedraui S.A. de C.V.                      73,725     208,645        0.0%
    Grupo Elektra S.A.B. de C.V.                                8,067     151,684        0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                         60,103      45,589        0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O           158,491     901,128        0.1%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O           143,488     281,227        0.0%
    Grupo Financiero Interacciones SA de C.V.                  21,629     122,460        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B   94,446     173,251        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                       5,600      51,184        0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                       20,300      44,660        0.0%
    Grupo Lala S.A.B. de C.V.                                  66,439     177,676        0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      371,088     943,862        0.1%
    Grupo Sanborns S.A.B. de C.V.                              54,000      74,607        0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        29,596      98,621        0.0%
    Grupo Televisa S.A.B. Series CPO                          220,410   1,284,951        0.1%
    Grupo Televisa S.A.B. Sponsored ADR                        14,900     435,527        0.1%
*   Hoteles City Express S.A.B. de C.V.                        61,702      77,107        0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                           18,300      25,209        0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         200      10,058        0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 40,332     169,020        0.0%
#*  Industrias CH S.A.B. de C.V. Series B                      39,200     163,274        0.0%
    Industrias Penoles S.A.B. de C.V.                          11,530     180,134        0.0%
#   Infraestructura Energetica Nova S.A.B. de C.V.             15,657      61,073        0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A           102,300     243,194        0.0%
*   La Comer S.A.B. de C.V.                                    39,900      41,745        0.0%
#   Megacable Holdings S.A.B. de C.V.                          77,703     359,324        0.0%
    Mexichem S.A.B. de C.V.                                   161,839     408,815        0.1%
*   Minera Frisco S.A.B. de C.V.                               11,800       8,457        0.0%
*   OHL Mexico S.A.B. de C.V.                                 124,194     204,071        0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                38,800      93,388        0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.    18,300     231,996        0.0%
#*  Qualitas Controladora S.A.B. de C.V.                       30,704      41,064        0.0%
#*  Telesites SAB de C.V.                                      33,675      20,748        0.0%
#   TV Azteca S.A.B. de C.V.                                  153,208      21,105        0.0%
    Vitro S.A.B. de C.V. Series A                               4,378      15,115        0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         122,000     301,514        0.0%
                                                                      -----------        ---
TOTAL MEXICO                                                           15,229,451        1.0%
                                                                      -----------        ---
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                     23,811     817,159        0.1%
    Accell Group                                                4,174      88,459        0.0%
    Aegon NV(007924103)                                         3,153      18,159        0.0%
    Aegon NV(5927375)                                         126,579     727,745        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NETHERLANDS -- (Continued)
    Akzo Nobel NV                                              33,291 $2,365,212        0.2%
    Akzo Nobel NV Sponsored ADR                                 1,806     42,748        0.0%
    AMG Advanced Metallurgical Group NV                        11,974    130,529        0.0%
    Amsterdam Commodities NV                                    3,793    102,369        0.0%
    APERAM SA                                                  12,528    493,195        0.0%
#   Arcadis NV                                                 15,030    257,627        0.0%
    ArcelorMittal(B295F26)                                     19,984    112,510        0.0%
    ArcelorMittal(B03XPL1)                                     55,259    311,944        0.0%
    ASM International NV                                       13,741    561,289        0.0%
    ASML Holding NV(B908F01)                                    3,051    294,727        0.0%
    ASML Holding NV(B929F46)                                    1,499    144,887        0.0%
    BE Semiconductor Industries NV                              8,632    260,025        0.0%
    Beter Bed Holding NV                                        1,634     39,681        0.0%
    BinckBank NV                                               15,939     93,928        0.0%
    Boskalis Westminster                                       20,386    850,158        0.1%
    Brunel International NV                                     5,294    119,329        0.0%
    Corbion NV                                                 12,412    317,039        0.0%
#   Delta Lloyd NV                                             48,480    247,315        0.0%
*   Fugro NV                                                   17,741    361,349        0.0%
    Gemalto NV                                                 15,142    984,257        0.1%
    GrandVision NV                                              3,819    104,886        0.0%
*   Heijmans NV                                                 8,902     83,974        0.0%
#   Heineken NV                                                15,493  1,453,664        0.1%
    IMCD Group NV                                               7,417    300,052        0.0%
    ING Groep NV                                              109,005  1,335,684        0.1%
    ING Groep NV Sponsored ADR                                 38,057    466,959        0.0%
    KAS Bank NV                                                 1,425     14,827        0.0%
    Kendrion NV                                                 3,032     74,204        0.0%
    Koninklijke Ahold NV                                       92,563  2,015,488        0.1%
    Koninklijke BAM Groep NV                                   65,856    316,996        0.0%
    Koninklijke DSM NV                                         39,424  2,419,709        0.2%
#   Koninklijke KPN NV                                        416,493  1,636,673        0.1%
    Koninklijke Philips NV(500472303)                          31,275    860,375        0.1%
    Koninklijke Philips NV(5986622)                            44,939  1,234,860        0.1%
    Koninklijke Vopak NV                                       17,687    961,628        0.1%
    NN Group NV                                                17,433    605,144        0.1%
*   OCI NV                                                      2,237     44,203        0.0%
*   Ordina NV                                                  15,011     22,756        0.0%
*   PostNL NV                                                  89,479    391,677        0.0%
    Randstad Holding NV                                        20,160  1,083,325        0.1%
#   RELX NV                                                    48,598    816,135        0.1%
    RELX NV Sponsored ADR                                       3,667     61,599        0.0%
#   SBM Offshore NV                                            51,476    689,491        0.1%
    Sligro Food Group NV                                        1,258     50,154        0.0%
#   TKH Group NV                                                9,961    393,819        0.0%
*   TNT Express NV                                             52,638    477,836        0.0%
*   TomTom NV                                                  17,849    162,619        0.0%
    Unilever NV(B12T3J1)                                        6,494    282,874        0.0%
    Unilever NV(904784709)                                     21,966    966,943        0.1%
    USG People NV                                              12,598    251,480        0.0%
    Wessanen                                                   10,190    105,172        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                          37,368 $ 1,423,445        0.1%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      30,850,291        2.1%
                                                                      -----------        ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                          54,756      67,348        0.0%
#   Air New Zealand, Ltd.                                     142,246     244,073        0.0%
    Auckland International Airport, Ltd.                       79,453     340,831        0.0%
    Chorus, Ltd.                                              105,035     293,095        0.0%
    Contact Energy, Ltd.                                      105,375     373,881        0.0%
    Ebos Group, Ltd.                                            6,577      73,254        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     74,782     477,269        0.1%
    Fletcher Building, Ltd.(6341606)                          122,416     711,626        0.1%
#   Fletcher Building, Ltd.(6341617)                            2,494      14,395        0.0%
    Fonterra Co-operative Group, Ltd.                           8,487      34,408        0.0%
    Freightways, Ltd.                                          27,308     126,093        0.0%
    Genesis Energy, Ltd.                                      106,360     152,292        0.0%
    Heartland Bank, Ltd.                                       43,958      37,089        0.0%
    Infratil, Ltd.                                             89,231     201,727        0.0%
#   Mainfreight, Ltd.                                          18,075     206,746        0.0%
    Meridian Energy, Ltd.                                     111,488     205,936        0.0%
#   Metlifecare, Ltd.                                          30,485     111,182        0.0%
#   Mighty River Power, Ltd.                                   84,735     178,799        0.0%
#   New Zealand Refining Co., Ltd. (The)                       49,233     102,697        0.0%
    Nuplex Industries, Ltd.                                    46,611     171,255        0.0%
#   Port of Tauranga, Ltd.                                      7,758     101,356        0.0%
    Restaurant Brands New Zealand, Ltd.                         3,753      13,216        0.0%
    Ryman Healthcare, Ltd.                                     32,659     203,586        0.0%
    SKY Network Television, Ltd.                               76,992     285,781        0.0%
    SKYCITY Entertainment Group, Ltd.                         125,103     426,806        0.1%
    Spark New Zealand, Ltd.                                   282,731     731,076        0.1%
    Summerset Group Holdings, Ltd.                             52,003     161,056        0.0%
    Tower, Ltd.                                                33,200      41,712        0.0%
    Trade Me Group, Ltd.                                       77,902     247,751        0.0%
#   TrustPower, Ltd.                                            1,960      10,602        0.0%
    Vector, Ltd.                                               24,043      56,257        0.0%
*   Xero, Ltd.                                                  3,239      37,019        0.0%
    Z Energy, Ltd.                                             14,750      80,657        0.0%
                                                                      -----------        ---
TOTAL NEW ZEALAND                                                       6,520,871        0.4%
                                                                      -----------        ---
NORWAY -- (0.6%)
#*  Akastor ASA                                                21,418      29,743        0.0%
#   Aker ASA Class A                                            8,644     178,187        0.0%
*   Aker Solutions ASA                                         36,158     138,225        0.0%
    American Shipping Co. ASA                                   1,624       5,549        0.0%
    Atea ASA                                                    7,404      69,465        0.0%
    Austevoll Seafood ASA                                      18,328     154,195        0.0%
    Bakkafrost P/F                                              4,917     173,937        0.0%
    Borregaard ASA                                             18,567     138,968        0.0%
    BW LPG, Ltd.                                               17,512     105,240        0.0%
    BW Offshore, Ltd.                                          27,960       6,093        0.0%
#*  Det Norske Oljeselskap ASA                                 31,110     276,787        0.0%
#   DNB ASA                                                    40,994     524,576        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NORWAY -- (Continued)
#*  DNO ASA                                                    64,856 $   74,517        0.0%
#   Entra ASA                                                   9,450     89,234        0.0%
*   Fred Olsen Energy ASA                                       6,656     28,679        0.0%
    Frontline, Ltd.                                             6,405     53,110        0.0%
    Gjensidige Forsikring ASA                                   7,784    133,268        0.0%
#*  Hexagon Composites ASA                                      4,649     14,201        0.0%
#   Hoegh LNG Holdings Ltd                                      4,283     49,990        0.0%
*   Kongsberg Automotive ASA                                  161,629    130,977        0.0%
#   Kongsberg Gruppen ASA                                       4,879     81,798        0.0%
    Kvaerner ASA                                               55,434     54,972        0.0%
    Leroy Seafood Group ASA                                     2,475    120,792        0.0%
    Marine Harvest ASA                                         15,553    242,412        0.0%
#*  Nordic Semiconductor ASA                                   19,943    115,998        0.0%
#   Norsk Hydro ASA                                           145,699    633,934        0.1%
#*  Norwegian Air Shuttle ASA                                   3,339    153,822        0.0%
#   Ocean Yield ASA                                            13,647     92,306        0.0%
#   Opera Software ASA                                         23,872    195,017        0.0%
#   Orkla ASA                                                  12,237    106,828        0.0%
#   Petroleum Geo-Services ASA                                 49,576    174,817        0.0%
#   Prosafe SE                                                 46,759     28,166        0.0%
    Protector Forsikring ASA                                    6,647     64,990        0.0%
#*  REC Silicon ASA                                           524,932    114,950        0.0%
    Salmar ASA                                                  4,691    116,556        0.0%
#   Schibsted ASA Class A                                       2,647     77,146        0.0%
*   Schibsted ASA Class B                                       3,285     93,472        0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                    19,178     91,671        0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                    44,321    212,581        0.0%
    SpareBank 1 SR-Bank ASA                                    23,414    114,068        0.0%
    Statoil ASA                                                70,073  1,233,375        0.1%
    Statoil ASA Sponsored ADR                                  13,666    240,385        0.0%
    Stolt-Nielsen, Ltd.                                         5,960     78,818        0.0%
*   Storebrand ASA                                             99,362    420,822        0.1%
#*  Subsea 7 SA                                                46,713    428,602        0.1%
    Telenor ASA                                                22,079    379,895        0.0%
#   TGS Nopec Geophysical Co. ASA                              24,766    413,186        0.0%
    Tomra Systems ASA                                          22,926    266,319        0.0%
    Veidekke ASA                                               10,482    143,815        0.0%
    Wilh Wilhelmsen ASA                                         2,459     13,113        0.0%
    Wilh Wilhelmsen Holding ASA Class A                         2,194     41,119        0.0%
    XXL ASA                                                     6,654     80,304        0.0%
    Yara International ASA                                     11,249    449,938        0.1%
                                                                      ----------        ---
TOTAL NORWAY                                                           9,450,928        0.6%
                                                                      ----------        ---
PERU -- (0.0%)
*   Cia de Minas Buenaventura SAA ADR                           1,300     13,195        0.0%
    Credicorp, Ltd.                                             1,267    184,247        0.0%
                                                                      ----------        ---
TOTAL PERU                                                               197,442        0.0%
                                                                      ----------        ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                              73,140    103,397        0.0%
    Aboitiz Power Corp.                                        42,800     40,945        0.0%
    Alliance Global Group, Inc.                               515,400    159,129        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
PHILIPPINES -- (Continued)
    Ayala Corp.                                                  11,090 $  182,140        0.0%
    Ayala Land, Inc.                                            147,600    108,903        0.0%
    Bank of the Philippine Islands                               66,880    129,029        0.0%
    BDO Unibank, Inc.                                           140,180    298,632        0.1%
    Belle Corp.                                                 455,000     29,445        0.0%
*   Bloomberry Resorts Corp.                                    623,500     56,575        0.0%
    Cebu Air, Inc.                                               55,940    106,127        0.0%
    Cosco Capital, Inc.                                         212,800     36,019        0.0%
    D&L Industries, Inc.                                        399,100     76,514        0.0%
    DMCI Holdings, Inc.                                         365,600     97,081        0.0%
    DoubleDragon Properties Corp.                                32,100     26,676        0.0%
    East West Banking Corp.                                      32,300     10,543        0.0%
    Emperador, Inc.                                             295,000     49,896        0.0%
    Energy Development Corp.                                  1,921,800    241,390        0.1%
    Filinvest Land, Inc.                                      2,591,000    101,069        0.0%
    First Gen Corp.                                             188,500     81,462        0.0%
    First Philippine Holdings Corp.                              64,670     91,921        0.0%
    Globe Telecom, Inc.                                           2,005     93,670        0.0%
    GT Capital Holdings, Inc.                                     6,850    199,399        0.0%
    International Container Terminal Services, Inc.              63,910     88,481        0.0%
    JG Summit Holdings, Inc.                                     60,260    104,533        0.0%
    Jollibee Foods Corp.                                         28,050    137,221        0.0%
    Lopez Holdings Corp.                                        506,100     78,772        0.0%
    LT Group, Inc.                                              326,800    107,202        0.0%
    Manila Electric Co.                                           9,730     71,173        0.0%
    Manila Water Co., Inc.                                      161,100     95,459        0.0%
    Megaworld Corp.                                           1,605,200    128,754        0.0%
    Metro Pacific Investments Corp.                           1,128,000    139,551        0.0%
    Metropolitan Bank & Trust Co.                                21,144     36,614        0.0%
    Petron Corp.                                                454,200    103,154        0.0%
    Philippine Long Distance Telephone Co.                        1,290     47,160        0.0%
    Philippine Long Distance Telephone Co. Sponsored ADR            900     33,210        0.0%
*   Philippine National Bank                                     37,990     41,458        0.0%
    Puregold Price Club, Inc.                                   124,100    106,373        0.0%
    Rizal Commercial Banking Corp.                               15,300     10,106        0.0%
    Robinsons Land Corp.                                        304,100    175,514        0.0%
    Robinsons Retail Holdings, Inc.                              62,110    101,811        0.0%
    San Miguel Corp.                                             70,950    101,338        0.0%
    Security Bank Corp.                                          70,750    256,227        0.1%
    Semirara Mining & Power Corp.                                32,690     88,449        0.0%
    SM Investments Corp.                                          4,930     99,042        0.0%
    SM Prime Holdings, Inc.                                     178,400     86,028        0.0%
    Travellers International Hotel Group, Inc.                   98,200      7,069        0.0%
    Union Bank of the Philippines                                11,570     14,236        0.0%
    Universal Robina Corp.                                       24,580    109,150        0.0%
    Vista Land & Lifescapes, Inc.                               935,200     95,559        0.0%
                                                                        ----------        ---
TOTAL PHILIPPINES                                                        4,783,606        0.3%
                                                                        ----------        ---
POLAND -- (0.3%)
*   Alior Bank SA                                                 6,119    110,709        0.0%
*   AmRest Holdings SE                                            1,327     77,756        0.0%
    Asseco Poland SA                                             11,327    171,907        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
POLAND -- (Continued)
    Bank Handlowy w Warszawie SA                                  4,464 $   86,587        0.0%
*   Bank Millennium SA                                          110,945    145,327        0.0%
    Bank Pekao SA                                                 2,163     87,963        0.0%
    Bank Zachodni WBK SA                                          3,014    209,609        0.0%
    Boryszew SA                                                  12,353     16,380        0.0%
    Budimex SA                                                      464     23,707        0.0%
    CCC SA                                                        1,503     67,021        0.0%
*   CD Projekt Red SA                                             8,801     58,681        0.0%
*   Cyfrowy Polsat SA                                            16,884    107,495        0.0%
    Enea SA                                                      60,015    185,546        0.0%
    Energa SA                                                     3,196     10,413        0.0%
    Eurocash SA                                                   8,043    114,917        0.0%
#*  Getin Noble Bank SA                                          32,891      4,397        0.0%
*   Grupa Azoty SA                                                7,430    169,207        0.0%
    Grupa Kety SA                                                   244     21,030        0.0%
*   Grupa Lotos SA                                               18,394    143,008        0.0%
    ING Bank Slaski SA                                            1,055     33,723        0.0%
*   Jastrzebska Spolka Weglowa SA                                 8,856     45,612        0.0%
    Kernel Holding SA                                            12,341    166,327        0.0%
    KGHM Polska Miedz SA                                         13,847    269,962        0.1%
    KRUK SA                                                       1,313     65,529        0.0%
    LPP SA                                                           49     72,333        0.0%
    Lubelski Wegiel Bogdanka SA                                     475      5,692        0.0%
*   mBank SA                                                      1,288    108,810        0.0%
    Netia SA                                                     13,254     17,544        0.0%
    Orange Polska SA                                             54,156     88,253        0.0%
    PGE Polska Grupa Energetyczna SA                            123,747    427,305        0.1%
#   Polski Koncern Naftowy Orlen SA                              38,846    700,606        0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   40,356     53,752        0.0%
*   Powszechna Kasa Oszczednosci Bank Polski SA                  29,617    189,790        0.0%
    Powszechny Zaklad Ubezpieczen SA                             16,889    152,866        0.0%
    Synthos SA                                                  104,522    111,459        0.0%
    Tauron Polska Energia SA                                    247,108    191,556        0.0%
*   Trakcja SA                                                   10,194     32,580        0.0%
    Warsaw Stock Exchange                                         3,411     33,689        0.0%
                                                                        ----------        ---
TOTAL POLAND                                                             4,579,048        0.3%
                                                                        ----------        ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                18,331     71,411        0.0%
*   Banco BPI SA                                                123,707    155,030        0.0%
#*  Banco Comercial Portugues SA Class R                      5,143,428    228,512        0.0%
    Corticeira Amorim SGPS SA                                     4,333     30,476        0.0%
    CTT-Correios de Portugal SA                                  23,403    216,414        0.0%
    EDP - Energias de Portugal SA                                97,748    347,501        0.0%
    EDP Renovaveis SA                                            45,219    352,499        0.1%
    Galp Energia SGPS SA                                         69,653    956,992        0.1%
    Jeronimo Martins SGPS SA                                     22,446    367,493        0.1%
#   Mota-Engil SGPS SA                                           18,188     37,657        0.0%
#   Navigator Co SA (The)                                        72,578    258,989        0.0%
    NOS SGPS SA                                                  46,309    332,031        0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                    42,154    126,422        0.0%
    Semapa-Sociedade de Investimento e Gestao                     5,286     67,002        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
PORTUGAL -- (Continued)
    Sonae SGPS SA                                             271,116 $  301,082        0.0%
                                                                      ----------        ---
TOTAL PORTUGAL                                                         3,849,511        0.3%
                                                                      ----------        ---
RUSSIA -- (0.3%)
    Etalon Group, Ltd.                                          8,487     19,351        0.0%
    Gazprom PAO Sponsored ADR                                 225,311  1,170,711        0.1%
    Globaltrans Investment P.L.C.                               5,753     21,965        0.0%
*   Lenta, Ltd. GDR                                             7,771     50,222        0.0%
    LUKOIL PJSC ADR                                             8,682    369,919        0.1%
    Magnitogorsk Iron & Steel Works OJSC GDR                   17,514     84,256        0.0%
*   Mail.ru Group, Ltd. GDR                                     1,819     36,886        0.0%
    MegaFon PJSC GDR                                            4,740     54,599        0.0%
    MMC Norilsk Nickel PJSC ADR(55315J102)                      2,808     41,474        0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                      9,222    136,276        0.0%
    NOVATEK OAO GDR                                               810     78,169        0.0%
    Novolipetsk Steel PJSC GDR                                  8,327    113,110        0.0%
    Phosagro OAO GDR                                            4,366     67,709        0.0%
*   PIK Group PJSC GDR                                          5,506     20,956        0.0%
    Ros Agro P.L.C. GDR                                         3,598     54,688        0.0%
    Rosneft OAO GDR                                            21,859    119,965        0.0%
    Rostelecom PJSC Sponsored ADR                               6,292     56,665        0.0%
    RusHydro PJSC ADR                                          97,882     99,905        0.0%
    Sberbank of Russia PJSC Sponsored ADR                      99,013    796,077        0.1%
    Severstal PAO GDR                                           6,022     70,134        0.0%
    Tatneft PAO Sponsored ADR                                   7,107    224,041        0.0%
    TMK PAO GDR                                                 5,570     16,757        0.0%
    VimpelCom, Ltd. Sponsored ADR                              46,844    178,476        0.0%
    VTB Bank PJSC GDR                                          48,104    103,358        0.0%
*   X5 Retail Group NV GDR                                      4,399     87,124        0.0%
                                                                      ----------        ---
TOTAL RUSSIA                                                           4,072,793        0.3%
                                                                      ----------        ---
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                       104,500     50,082        0.0%
*   Boustead Projects, Ltd.                                     3,600      1,720        0.0%
    Boustead Singapore, Ltd.                                   49,800     28,836        0.0%
    Bukit Sembawang Estates, Ltd.                               3,000      9,912        0.0%
    CapitaLand, Ltd.                                          160,800    370,391        0.0%
*   China Everbright Water, Ltd.                               52,000     25,053        0.0%
    China Merchants Holdings Pacific, Ltd.                     88,305     56,135        0.0%
    Chip Eng Seng Corp., Ltd.                                 101,200     53,373        0.0%
    City Developments, Ltd.                                    28,500    176,283        0.0%
    ComfortDelGro Corp., Ltd.                                 143,900    308,420        0.0%
#*  Cosco Corp. Singapore, Ltd.                               365,700     91,919        0.0%
    CSE Global, Ltd.                                           44,000     14,021        0.0%
    CWT, Ltd.                                                  45,800     70,429        0.0%
    Dairy Farm International Holdings, Ltd.                    14,000     96,537        0.0%
    DBS Group Holdings, Ltd.                                   78,400    886,788        0.1%
*   Del Monte Pacific, Ltd.                                   160,100     35,532        0.0%
#   Dyna-Mac Holdings, Ltd.                                    38,000      4,166        0.0%
#*  Ezion Holdings, Ltd.                                      329,200    133,885        0.0%
#*  Ezra Holdings, Ltd.                                       803,479     60,499        0.0%
    First Resources, Ltd.                                     143,200    202,388        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SINGAPORE -- (Continued)
    Frasers Centrepoint, Ltd.                                    33,400 $   41,420        0.0%
    Genting Singapore P.L.C.                                    190,700    115,107        0.0%
    GL, Ltd.                                                    108,200     73,522        0.0%
    Global Logistic Properties, Ltd.                            109,800    155,702        0.0%
    Golden Agri-Resources, Ltd.                               1,048,000    310,891        0.0%
    Great Eastern Holdings, Ltd.                                  4,000     66,443        0.0%
    GuocoLand, Ltd.                                              11,000     15,136        0.0%
    Ho Bee Land, Ltd.                                            48,400     79,436        0.0%
    Hong Fok Corp., Ltd.                                         24,200     13,007        0.0%
    Hongkong Land Holdings, Ltd.                                 19,900    126,061        0.0%
    Hutchison Port Holdings Trust                               842,300    373,923        0.1%
    Hyflux, Ltd.                                                129,900     59,676        0.0%
    Indofood Agri Resources, Ltd.                                86,300     34,256        0.0%
    Jardine Cycle & Carriage, Ltd.                                5,933    169,624        0.0%
    Keppel Corp., Ltd.                                          217,300    868,380        0.1%
    Keppel Infrastructure Trust                                 312,000    113,672        0.0%
    Lian Beng Group, Ltd.                                        40,000     14,099        0.0%
    M1, Ltd.                                                     38,100     69,874        0.0%
    Midas Holdings, Ltd.                                        272,500     57,652        0.0%
*   Nam Cheong, Ltd.                                            133,000      8,871        0.0%
*   Neptune Orient Lines, Ltd.                                  172,200    164,316        0.0%
#*  Noble Group, Ltd.                                         1,137,700    385,706        0.1%
    Olam International, Ltd.                                    119,600    146,498        0.0%
    OSIM International, Ltd.                                     86,000     88,611        0.0%
    OUE, Ltd.                                                    75,500     93,660        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         172,984  1,123,720        0.1%
#   Petra Foods, Ltd.                                             5,000      9,173        0.0%
    Raffles Education Corp., Ltd.                                50,000      8,159        0.0%
    Raffles Medical Group, Ltd.                                  46,107    160,933        0.0%
    Religare Health Trust                                        56,600     43,303        0.0%
    SATS, Ltd.                                                   67,200    204,639        0.0%
    SembCorp Industries, Ltd.                                   222,296    475,160        0.1%
    SembCorp Marine, Ltd.                                       181,200    223,871        0.0%
    Sheng Siong Group, Ltd.                                     106,100     70,143        0.0%
    SIA Engineering Co., Ltd.                                    16,600     46,757        0.0%
*   SIIC Environment Holdings, Ltd.                              59,800     31,021        0.0%
    Sinarmas Land, Ltd.                                         311,700    108,653        0.0%
    Singapore Airlines, Ltd.                                     67,900    579,627        0.1%
    Singapore Exchange, Ltd.                                     34,600    193,122        0.0%
    Singapore Post, Ltd.                                        167,400    194,981        0.0%
    Singapore Press Holdings, Ltd.                               70,400    211,918        0.0%
    Singapore Technologies Engineering, Ltd.                     55,000    131,285        0.0%
    Singapore Telecommunications, Ltd.                          158,800    454,230        0.1%
#*  Sino Grandness Food Industry Group, Ltd.                    139,900     63,611        0.0%
    SMRT Corp., Ltd.                                             95,800    108,783        0.0%
    Stamford Land Corp., Ltd.                                    26,000     10,049        0.0%
    StarHub, Ltd.                                                45,000    110,542        0.0%
    Super Group, Ltd.                                           107,200     77,017        0.0%
#*  Swiber Holdings, Ltd.                                        29,250      4,122        0.0%
#   Swissco Holdings, Ltd.                                       16,000      2,131        0.0%
    Tat Hong Holdings, Ltd.                                      18,000      8,014        0.0%
    Tuan Sing Holdings, Ltd.                                     58,000     13,756        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd.                                         27,000 $    12,435        0.0%
    United Engineers, Ltd.                                    129,100     223,979        0.0%
    United Industrial Corp., Ltd.                              18,000      38,758        0.0%
    United Overseas Bank, Ltd.                                 48,500     668,360        0.1%
    UOB-Kay Hian Holdings, Ltd.                                13,000      13,339        0.0%
    UOL Group, Ltd.                                            77,700     353,824        0.0%
#*  Vard Holdings, Ltd.                                       140,900      18,985        0.0%
    Venture Corp., Ltd.                                        28,400     176,608        0.0%
    Wilmar International, Ltd.                                 56,800     156,028        0.0%
    Wing Tai Holdings, Ltd.                                   114,900     159,936        0.0%
                                                                      -----------        ---
TOTAL SINGAPORE                                                        12,812,884        0.9%
                                                                      -----------        ---
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                                8,475      25,042        0.0%
    Adcorp Holdings, Ltd.                                       8,176       8,927        0.0%
    Advtech, Ltd.                                               5,495       5,366        0.0%
    Aeci, Ltd.                                                 29,192     196,571        0.0%
    African Rainbow Minerals, Ltd.                             21,741     171,542        0.0%
    Alexander Forbes Group Holdings, Ltd.                      71,019      35,795        0.0%
*   Anglo American Platinum, Ltd.                               7,406     214,655        0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     117,913   1,939,669        0.2%
*   ArcelorMittal South Africa, Ltd.                            7,367       5,232        0.0%
    Aspen Pharmacare Holdings, Ltd.                            16,187     381,881        0.0%
    Assore, Ltd.                                                4,588      64,140        0.0%
    Astral Foods, Ltd.                                         11,415     103,552        0.0%
*   Attacq, Ltd.                                               76,321     111,695        0.0%
*   Aveng, Ltd.                                                22,747       7,401        0.0%
    AVI, Ltd.                                                  86,956     539,520        0.1%
    Barclays Africa Group, Ltd.                                38,430     389,151        0.0%
    Barloworld, Ltd.                                           54,072     312,148        0.0%
    Bidvest Group, Ltd. (The)                                  37,623     955,867        0.1%
    Blue Label Telecoms, Ltd.                                  92,207     102,000        0.0%
*   Brait SE                                                   52,167     583,682        0.1%
#   Capitec Bank Holdings, Ltd.                                 4,645     192,738        0.0%
    Cashbuild, Ltd.                                             7,006     170,988        0.0%
    City Lodge Hotels, Ltd.                                     2,829      30,449        0.0%
    Clicks Group, Ltd.                                         45,588     332,680        0.0%
    Clover Industries, Ltd.                                    15,818      20,893        0.0%
*   Consolidated Infrastructure Group, Ltd.                    13,783      28,917        0.0%
    Coronation Fund Managers, Ltd.                             34,675     180,156        0.0%
    DataTec, Ltd.                                              63,539     200,964        0.0%
    Discovery, Ltd.                                            56,834     508,666        0.1%
    Distell Group, Ltd.                                         2,932      32,765        0.0%
    DRDGOLD, Ltd.                                              67,874      37,379        0.0%
    EOH Holdings, Ltd.                                         26,572     258,695        0.0%
#   Exxaro Resources, Ltd.                                     28,056     178,066        0.0%
    Famous Brands, Ltd.                                        17,681     141,077        0.0%
#   FirstRand, Ltd.                                           186,735     600,187        0.1%
    Foschini Group, Ltd. (The)                                 46,870     503,506        0.1%
    Gold Fields, Ltd.                                          30,473     140,988        0.0%
#   Gold Fields, Ltd. Sponsored ADR                           187,254     880,094        0.1%
    Grindrod, Ltd.                                            145,534     146,354        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH AFRICA -- (Continued)
    Group Five, Ltd.                                            5,162 $    9,121        0.0%
*   Harmony Gold Mining Co., Ltd.                              51,071    182,566        0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                29,949    109,613        0.0%
    Hudaco Industries, Ltd.                                     7,242     57,796        0.0%
    Illovo Sugar, Ltd.                                         45,254     77,257        0.0%
*   Impala Platinum Holdings, Ltd.                             71,171    296,390        0.0%
    Imperial Holdings, Ltd.                                    51,899    542,321        0.1%
    Investec, Ltd.                                             27,941    215,719        0.0%
    Invicta Holdings, Ltd.                                      1,753      6,690        0.0%
    JSE, Ltd.                                                  18,136    210,425        0.0%
    KAP Industrial Holdings, Ltd.                             307,375    136,284        0.0%
*   Kumba Iron Ore, Ltd.                                       11,578     94,095        0.0%
#   Lewis Group, Ltd.                                          34,490    116,285        0.0%
    Liberty Holdings, Ltd.                                     32,168    315,991        0.0%
    Life Healthcare Group Holdings, Ltd.                      151,296    396,895        0.0%
    Massmart Holdings, Ltd.                                    29,494    253,129        0.0%
    Mediclinic International P.L.C.                            20,931    276,358        0.0%
    Metair Investments, Ltd.                                   39,137     60,932        0.0%
    MMI Holdings, Ltd.                                        251,860    419,739        0.0%
    Mondi, Ltd.                                                 9,117    175,537        0.0%
    Mpact, Ltd.                                                47,219    154,207        0.0%
    Mr. Price Group, Ltd.                                      28,962    368,185        0.0%
    MTN Group, Ltd.                                           108,893  1,139,946        0.1%
    Murray & Roberts Holdings, Ltd.                           106,182    109,859        0.0%
    Nampak, Ltd.                                               98,620    168,683        0.0%
    Naspers, Ltd. Class N                                       5,379    740,211        0.1%
    Nedbank Group, Ltd.                                        21,907    279,945        0.0%
    Netcare, Ltd.                                             137,290    350,073        0.0%
    New Europe Property Investments P.L.C.                      8,237    103,813        0.0%
*   Northam Platinum, Ltd.                                     27,592     94,073        0.0%
    Oceana Group, Ltd.                                         14,858    125,744        0.0%
    Omnia Holdings, Ltd.                                       18,402    180,558        0.0%
    Peregrine Holdings, Ltd.                                   66,301    139,183        0.0%
#   Pick n Pay Stores, Ltd.                                    27,004    140,089        0.0%
*   Pinnacle Holdings, Ltd.                                    10,678     11,250        0.0%
    Pioneer Foods Group, Ltd.                                  17,149    200,781        0.0%
    PPC, Ltd.                                                 125,112    131,819        0.0%
    PSG Group, Ltd.                                             9,751    136,181        0.0%
    Raubex Group, Ltd.                                         34,282     45,067        0.0%
    Resilient REIT, Ltd.                                        2,252     21,516        0.0%
    Reunert, Ltd.                                              41,650    209,350        0.0%
*   Royal Bafokeng Platinum, Ltd.                              13,741     42,140        0.0%
    Sanlam, Ltd.                                              134,854    654,900        0.1%
    Santam, Ltd.                                               10,167    167,840        0.0%
*   Sappi, Ltd.                                               132,612    575,147        0.1%
*   Sappi, Ltd. Sponsored ADR                                   3,300     14,058        0.0%
    Sasol, Ltd.                                                 8,180    267,569        0.0%
    Sasol, Ltd. Sponsored ADR                                  39,155  1,283,892        0.1%
    Shoprite Holdings, Ltd.                                    31,928    384,251        0.0%
    Sibanye Gold, Ltd.                                        137,419    525,997        0.1%
    Sibanye Gold, Ltd. Sponsored ADR                            7,300    112,420        0.0%
    Spar Group, Ltd. (The)                                     13,748    205,476        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH AFRICA -- (Continued)
    Spur Corp., Ltd.                                            3,691 $     8,248        0.0%
#   Standard Bank Group, Ltd.                                  81,354     730,587        0.1%
    Steinhoff International Holdings NV                       125,277     783,674        0.1%
    Sun International, Ltd.                                    21,197     114,867        0.0%
*   Super Group, Ltd.                                          93,724     270,995        0.0%
    Telkom SA SOC, Ltd.                                        65,045     259,340        0.0%
    Tiger Brands, Ltd.                                         20,790     514,721        0.1%
    Tongaat Hulett, Ltd.                                       27,303     225,731        0.0%
    Trencor, Ltd.                                              22,422      70,535        0.0%
#   Truworths International, Ltd.                              57,767     431,358        0.0%
    Tsogo Sun Holdings, Ltd.                                   90,882     169,948        0.0%
    Vodacom Group, Ltd.                                         6,929      80,563        0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                            14,941     127,607        0.0%
    Woolworths Holdings, Ltd.                                  54,349     349,969        0.0%
                                                                      -----------        ---
TOTAL SOUTH AFRICA                                                     27,914,907        1.9%
                                                                      -----------        ---
SOUTH KOREA -- (4.0%)
    Able C&C Co., Ltd.                                          1,756      50,039        0.0%
*   Advanced Process Systems Corp.                              3,128      54,001        0.0%
    AfreecaTV Co., Ltd.                                         1,213      30,737        0.0%
#*  AJ Rent A Car Co., Ltd.                                     3,223      30,436        0.0%
    AK Holdings, Inc.                                             884      46,537        0.0%
#   ALUKO Co., Ltd.                                            14,094      82,477        0.0%
    Amorepacific Corp.                                            556     198,291        0.0%
    AMOREPACIFIC Group                                          1,074     157,656        0.0%
*   Amotech Co., Ltd.                                           2,227      38,224        0.0%
    Anapass, Inc.                                               2,793      37,786        0.0%
    Asia Cement Co., Ltd.                                         423      40,091        0.0%
    ASIA Holdings Co., Ltd.                                       233      23,815        0.0%
*   Asiana Airlines, Inc.                                      23,517      98,482        0.0%
    BGF retail Co., Ltd.                                          458      74,513        0.0%
    Binggrae Co., Ltd.                                            503      30,061        0.0%
    Bluecom Co., Ltd.                                           1,728      20,913        0.0%
    BNK Financial Group, Inc.                                  73,614     598,713        0.1%
    Boryung Pharmaceutical Co., Ltd.                            1,102      54,245        0.0%
    Bukwang Pharmaceutical Co., Ltd.                              992      24,668        0.0%
    Cell Biotech Co., Ltd.                                      1,192      63,448        0.0%
#*  Celltrion, Inc.                                             1,437     126,432        0.0%
*   Chabiotech Co., Ltd.                                        7,185      88,916        0.0%
#   Cheil Worldwide, Inc.                                       6,646      97,718        0.0%
*   China Great Star International, Ltd.                       18,536      31,870        0.0%
#*  China Ocean Resources Co., Ltd.                            29,759      53,412        0.0%
    Chong Kun Dang Pharmaceutical Corp.                           481      46,987        0.0%
    Chongkundang Holdings Corp.                                   451      34,922        0.0%
    CJ CGV Co., Ltd.                                              640      64,092        0.0%
    CJ CheilJedang Corp.                                        1,129     375,024        0.1%
    CJ Corp.                                                    1,343     251,353        0.0%
    CJ E&M Corp.                                                1,959     115,268        0.0%
#   CJ Freshway Corp.                                             713      33,774        0.0%
    CJ Hellovision Co., Ltd.                                    6,042      65,100        0.0%
*   CJ Korea Express Corp.                                        389      66,239        0.0%
    CJ O Shopping Co., Ltd.                                       808     141,395        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
*   Com2uSCorp                                                 1,056 $119,472        0.0%
#   Cosmax, Inc.                                                 881  108,169        0.0%
*   COSON Co., Ltd.                                            1,028   18,791        0.0%
    Coway Co., Ltd.                                            2,247  194,540        0.0%
    Crown Confectionery Co., Ltd.                                108   46,919        0.0%
    Cuckoo Electronics Co., Ltd.                                 291   53,093        0.0%
*   Dae Won Chemical Co., Ltd.                                 8,405   22,936        0.0%
*   Dae-Il Corp.                                               2,892   22,647        0.0%
    Daeduck Electronics Co.                                    8,884   59,165        0.0%
    Daeduck GDS Co., Ltd.                                      4,482   48,487        0.0%
    Daehan Steel Co., Ltd.                                     1,763   18,281        0.0%
    Daekyo Co., Ltd.                                           4,518   37,349        0.0%
#   Daelim Industrial Co., Ltd.                                5,919  468,421        0.1%
    Daeryuk Can Co., Ltd.                                      2,606   17,615        0.0%
    Daesang Corp.                                              3,659   91,604        0.0%
    Daesang Holdings Co., Ltd.                                 3,999   48,126        0.0%
    Daewon Pharmaceutical Co., Ltd.                            1,259   22,280        0.0%
#*  Daewoo Engineering & Construction Co., Ltd.               22,977  127,480        0.0%
    Daewoo Securities Co., Ltd.                               34,120  245,561        0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        31,947  153,825        0.0%
    Daewoong Co., Ltd.                                           731   37,689        0.0%
    Daewoong Pharmaceutical Co., Ltd.                            720   56,558        0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,718   41,196        0.0%
    Daishin Securities Co., Ltd.                              13,218  137,441        0.0%
    Daou Data Corp.                                            5,374   65,174        0.0%
    Daou Technology, Inc.                                      8,159  166,495        0.0%
    Dayou Automotive Seat Technology Co., Ltd.                24,500   50,173        0.0%
    DGB Financial Group, Inc.                                 52,725  423,315        0.1%
*   DIO Corp.                                                  1,035   49,242        0.0%
*   DNF Co., Ltd.                                              1,582   20,406        0.0%
    Dong Ah Tire & Rubber Co., Ltd.                            2,722   67,245        0.0%
    Dong-A Socio Holdings Co., Ltd.                              238   38,712        0.0%
    Dong-A ST Co., Ltd.                                          484   60,491        0.0%
*   Dongbu HiTek Co., Ltd.                                     8,367  142,047        0.0%
    Dongbu Insurance Co., Ltd.                                 7,777  476,696        0.1%
*   Dongbu Securities Co., Ltd.                                9,514   33,105        0.0%
    Dongjin Semichem Co., Ltd.                                 8,280   44,252        0.0%
    DongKook Pharmaceutical Co., Ltd.                            621   34,914        0.0%
*   Dongkuk Steel Mill Co., Ltd.                              15,260  127,071        0.0%
    Dongsuh Cos Inc.                                           1,462   41,236        0.0%
    DONGSUNG Co.rp                                             8,491   49,288        0.0%
    Dongwha Pharm Co., Ltd.                                    3,099   25,293        0.0%
    Dongwon Development Co., Ltd.                              8,319   31,492        0.0%
    Dongwon F&B Co., Ltd.                                        129   33,251        0.0%
    Dongwon Industries Co., Ltd.                                 177   45,094        0.0%
    Dongwon Systems Corp.                                        542   37,472        0.0%
#   Doosan Corp.                                               2,814  264,485        0.0%
*   Doosan Engine Co., Ltd.                                    3,572   13,444        0.0%
    Doosan Heavy Industries & Construction Co., Ltd.          11,658  265,403        0.0%
#*  Doosan Infracore Co., Ltd.                                38,965  266,158        0.0%
    DRB Holding Co., Ltd.                                      2,400   25,950        0.0%
    DuzonBIzon Co., Ltd.                                       3,446   75,166        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    DY Corp.                                                   6,599 $ 37,908        0.0%
    e Tec E&C, Ltd.                                              360   32,979        0.0%
    e-LITECOM Co., Ltd.                                        2,144   25,509        0.0%
    E-MART, Inc.                                               3,855  619,202        0.1%
    Eagon Industrial, Ltd.                                     1,531   16,110        0.0%
#   Easy Bio, Inc.                                            13,406   73,236        0.0%
*   Ecopro Co., Ltd.                                           3,019   38,789        0.0%
*   Emerson Pacific, Inc.                                      1,462   49,811        0.0%
    ENF Technology Co., Ltd.                                   2,411   38,294        0.0%
    Eo Technics Co., Ltd.                                        867   85,936        0.0%
    Eugene Corp.                                               8,732   42,908        0.0%
*   Eugene Investment & Securities Co., Ltd.                  23,816   56,602        0.0%
    Eugene Technology Co., Ltd.                                3,563   44,696        0.0%
    Eusu Holdings Co., Ltd.                                    3,188   28,034        0.0%
*   Farmsco                                                    1,692   19,052        0.0%
    Fila Korea, Ltd.                                           1,191  108,614        0.0%
    Fine Technix Co., Ltd.                                     5,200   17,139        0.0%
*   Foosung Co., Ltd.                                         10,131   52,071        0.0%
*   G-SMATT GLOBAL Co., Ltd.                                   1,959   60,327        0.0%
    Golfzon Co., Ltd.                                            186   11,794        0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                             4,008   28,140        0.0%
    Grand Korea Leisure Co., Ltd.                              2,777   70,180        0.0%
    Green Cross Corp.                                            232   35,063        0.0%
    Green Cross Holdings Corp.                                 1,995   61,407        0.0%
#*  GS Engineering & Construction Corp.                       10,989  296,500        0.0%
    GS Holdings Corp.                                         14,350  692,774        0.1%
    GS Home Shopping, Inc.                                       541   87,463        0.0%
    GS Retail Co., Ltd.                                          960   44,918        0.0%
#   Halla Holdings Corp.                                       2,363  116,999        0.0%
    Han Kuk Carbon Co., Ltd.                                   4,245   24,855        0.0%
    Hana Financial Group, Inc.                                23,890  535,722        0.1%
    Hana Micron, Inc.                                          5,902   27,821        0.0%
#   Hana Tour Service, Inc.                                    1,516  120,323        0.0%
    Hancom, Inc.                                               2,449   45,704        0.0%
    Handok, Inc.                                                 729   25,143        0.0%
    Handsome Co., Ltd.                                         2,208   85,752        0.0%
    Hanil Cement Co., Ltd.                                     1,011  105,750        0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          14,404   50,996        0.0%
#*  Hanjin Shipping Co., Ltd.                                 28,976   48,205        0.0%
    Hanjin Transportation Co., Ltd.                            2,298   75,430        0.0%
    Hankook Shell Oil Co., Ltd.                                  104   42,919        0.0%
    Hankook Tire Co., Ltd.                                    14,035  652,815        0.1%
#   Hanmi Pharm Co., Ltd.                                        274  142,792        0.0%
#   Hanmi Science Co., Ltd.                                      315   37,353        0.0%
    Hanmi Semiconductor Co., Ltd.                              3,110   46,304        0.0%
#   Hanon Systems                                             21,775  196,032        0.0%
    Hansae Co., Ltd.                                           2,207   99,421        0.0%
    Hansae Yes24 Holdings Co., Ltd.                            1,383   25,340        0.0%
#   Hansol Chemical Co., Ltd.                                  1,876  118,455        0.0%
*   Hansol Paper Co.                                          12,039   85,879        0.0%
    Hansol Paper Co., Ltd.                                     2,444   52,857        0.0%
*   Hansol Technics Co., Ltd.                                  2,630   50,279        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Hanssem Co., Ltd.                                            522 $   87,216        0.0%
    Hanwha Chemical Corp.                                     19,678    430,914        0.1%
    Hanwha Corp.                                              14,316    472,262        0.1%
    Hanwha Galleria Timeworld Co., Ltd.                          663     38,487        0.0%
    Hanwha General Insurance Co., Ltd.                        12,628     89,619        0.0%
*   Hanwha Investment & Securities Co., Ltd.                  16,278     48,976        0.0%
    Hanwha Life Insurance Co., Ltd.                           42,274    247,370        0.0%
    Hanwha Techwin Co., Ltd.                                   6,419    233,660        0.0%
    Hanyang Eng Co., Ltd.                                      2,985     32,388        0.0%
*   Harim Holdings Co., Ltd.                                   6,852     29,867        0.0%
    Heung-A Shipping Co., Ltd.                                12,761     15,188        0.0%
    Hite Jinro Co., Ltd.                                       3,914     95,892        0.0%
    Hitejinro Holdings Co., Ltd.                               1,367     18,542        0.0%
    HMC Investment Securities Co., Ltd.                        5,341     49,220        0.0%
#   Hotel Shilla Co., Ltd.                                     2,379    152,498        0.0%
#   HS Industries Co., Ltd.                                    8,745     47,385        0.0%
    HS R&A Co., Ltd.                                           1,273     46,522        0.0%
    Huchems Fine Chemical Corp.                                3,204     56,502        0.0%
    Humax Co., Ltd.                                            6,166     71,557        0.0%
    Huons Co., Ltd.                                            1,007     71,499        0.0%
    Huvis Corp.                                                2,758     20,566        0.0%
    Hwa Shin Co., Ltd.                                         6,628     39,636        0.0%
    HwaSung Industrial Co., Ltd.                               2,437     30,243        0.0%
    Hy-Lok Corp.                                               1,548     38,575        0.0%
    Hyosung Corp.                                              3,253    348,037        0.0%
    Hyundai C&F, Inc.                                          1,010     21,959        0.0%
    Hyundai Corp.                                              1,468     34,212        0.0%
    Hyundai Department Store Co., Ltd.                         2,912    375,758        0.1%
    Hyundai Development Co-Engineering & Construction          6,004    264,495        0.0%
#*  Hyundai Elevator Co., Ltd.                                 2,540    128,430        0.0%
    Hyundai Engineering & Construction Co., Ltd.              18,450    646,330        0.1%
    Hyundai Engineering Plastics Co., Ltd.                     3,312     28,498        0.0%
    Hyundai Glovis Co., Ltd.                                   1,128    187,492        0.0%
    Hyundai Greenfood Co., Ltd.                                4,941     86,282        0.0%
#*  Hyundai Heavy Industries Co., Ltd.                         3,518    355,917        0.1%
    Hyundai Home Shopping Network Corp.                          893    104,554        0.0%
    Hyundai Livart Furniture Co., Ltd.                           678     19,644        0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 12,437    346,182        0.0%
#*  Hyundai Merchant Marine Co., Ltd.                          6,850     12,024        0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                            2,990    190,643        0.0%
    Hyundai Mobis Co., Ltd.                                    2,818    642,227        0.1%
    Hyundai Motor Co.                                          9,328  1,170,399        0.1%
*   Hyundai Rotem Co., Ltd.                                    4,931     77,347        0.0%
    Hyundai Securities Co., Ltd.                              44,797    277,354        0.0%
    Hyundai Steel Co.                                          9,198    504,550        0.1%
    Hyundai Wia Corp.                                          3,320    280,334        0.0%
*   i-SENS, Inc.                                                 555     17,409        0.0%
    Il Dong Pharmaceutical Co., Ltd.                           1,659     41,015        0.0%
*   Iljin Display Co., Ltd.                                    5,199     20,913        0.0%
    Iljin Holdings Co., Ltd.                                   5,037     46,428        0.0%
    Ilshin Spinning Co., Ltd.                                    221     27,523        0.0%
    iMarketKorea, Inc.                                         3,359     49,868        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    InBody Co., Ltd.                                           1,627 $ 63,535        0.0%
    Industrial Bank of Korea                                  23,038  244,881        0.0%
*   Innox Corp.                                                1,881   22,028        0.0%
*   Interflex Co., Ltd.                                        1,475   14,830        0.0%
    Interojo Co., Ltd.                                         1,003   36,210        0.0%
    Interpark Corp.                                            8,769   67,531        0.0%
    INTOPS Co., Ltd.                                           1,313   24,033        0.0%
#   IS Dongseo Co., Ltd.                                       2,995  122,091        0.0%
    ISC Co., Ltd.                                                697   15,244        0.0%
    ISU Chemical Co., Ltd.                                     2,823   39,291        0.0%
#   IsuPetasys Co., Ltd.                                      13,287   61,726        0.0%
    Jahwa Electronics Co., Ltd.                                2,194   25,349        0.0%
#   JB Financial Group Co., Ltd.                              29,590  151,650        0.0%
*   Jcontentree Corp.                                          9,351   36,483        0.0%
*   Jusung Engineering Co., Ltd.                               5,430   37,616        0.0%
    JW Holdings Corp.                                          2,761   23,092        0.0%
    JW Pharmaceutical Corp.                                    1,193   41,499        0.0%
    Kakao Corp.                                                  449   39,498        0.0%
    Kangnam Jevisco Co., Ltd.                                    410   14,696        0.0%
    Kangwon Land, Inc.                                         3,355  125,416        0.0%
    KB Capital Co., Ltd.                                       2,024   42,214        0.0%
    KB Financial Group, Inc.                                  24,328  744,366        0.1%
    KB Financial Group, Inc. ADR                               3,800  115,558        0.0%
    KB Insurance Co., Ltd.                                    11,360  308,422        0.0%
    KC Tech Co., Ltd.                                          3,312   47,015        0.0%
    KCC Corp.                                                  1,165  433,188        0.1%
    KEPCO Engineering & Construction Co., Inc.                   589   17,334        0.0%
#   KEPCO Plant Service & Engineering Co., Ltd.                2,168  143,336        0.0%
#*  KEYEAST Co., Ltd.                                          8,172   26,358        0.0%
    KG Chemical Corp.                                          2,146   29,943        0.0%
    KG Eco Technology Service Co., Ltd.                        5,815   17,413        0.0%
    Kginicis Co., Ltd.                                         4,395   65,919        0.0%
    KGMobilians Co., Ltd.                                      1,497   16,658        0.0%
    KH Vatec Co., Ltd.                                         5,594   85,334        0.0%
    Kia Motors Corp.                                          15,223  638,478        0.1%
    KISCO Corp.                                                1,233   56,744        0.0%
    KISWIRE, Ltd.                                              1,337   49,958        0.0%
    KIWOOM Securities Co., Ltd.                                2,888  171,114        0.0%
*   KMH Co., Ltd.                                              4,264   34,437        0.0%
    Koh Young Technology, Inc.                                 1,310   48,168        0.0%
#   Kolao Holdings                                             2,284   20,437        0.0%
    Kolon Corp.                                                1,172   60,253        0.0%
    Kolon Industries, Inc.                                     3,972  243,353        0.0%
#   Kolon Life Science, Inc.                                     477   71,380        0.0%
*   Komipharm International Co., Ltd.                          1,137   39,476        0.0%
    KONA I Co., Ltd.                                           2,980   53,404        0.0%
    Korea Aerospace Industries, Ltd.                           2,758  163,365        0.0%
    Korea Circuit Co., Ltd.                                    3,032   27,952        0.0%
    Korea District Heating Corp.                                 424   26,314        0.0%
    Korea Electric Power Corp.                                 1,974  107,225        0.0%
    Korea Electric Power Corp. Sponsored ADR                   4,000  107,600        0.0%
    Korea Electric Terminal Co., Ltd.                          1,371  107,463        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    Korea Gas Corp.                                            2,619 $ 94,755        0.0%
*   Korea Information & Communications Co, Ltd.                2,407   24,181        0.0%
    Korea Investment Holdings Co., Ltd.                        8,732  351,218        0.1%
    Korea Kolmar Co., Ltd.                                       709   53,964        0.0%
    Korea Kolmar Holdings Co., Ltd.                              685   30,333        0.0%
#*  Korea Line Corp.                                           5,318   82,827        0.0%
    Korea Petrochemical Ind Co., Ltd.                            934  191,874        0.0%
    Korea United Pharm, Inc.                                     980   16,549        0.0%
    Korea Zinc Co., Ltd.                                         211   91,496        0.0%
*   Korean Air Lines Co., Ltd.                                10,897  278,411        0.0%
    Korean Reinsurance Co.                                    18,297  213,159        0.0%
    Kortek Corp.                                               3,151   33,611        0.0%
    KT Corp.                                                   2,588   69,325        0.0%
    KT Corp. Sponsored ADR                                     2,500   34,025        0.0%
    KT Skylife Co., Ltd.                                       6,863   97,356        0.0%
    KT&G Corp.                                                 5,387  580,369        0.1%
*   KTB Investment & Securities Co., Ltd.                     10,900   25,939        0.0%
    Kukdo Chemical Co., Ltd.                                     877   50,408        0.0%
*   Kumho Industrial Co., Ltd.                                 1,477   15,261        0.0%
#   Kumho Petrochemical Co., Ltd.                              4,146  247,087        0.0%
#*  Kumho Tire Co., Inc.                                      30,878  221,973        0.0%
    Kumkang Kind Co., Ltd.                                       826   38,866        0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                        6,400   57,321        0.0%
    Kwangju Bank                                               8,167   64,412        0.0%
    Kyobo Securities Co., Ltd.                                 4,552   42,115        0.0%
    Kyung Dong Navien Co., Ltd.                                  626   21,184        0.0%
    Kyungbang, Ltd.                                              254   38,776        0.0%
    KyungDong City Gas Co., Ltd.                                 132    9,210        0.0%
    Kyungdong Pharm Co., Ltd.                                    814   12,549        0.0%
    LEADCORP, Inc. (The)                                       7,093   52,199        0.0%
*   Leaders Cosmetics Co., Ltd.                                1,892   48,419        0.0%
    LEENO Industrial, Inc.                                       751   28,175        0.0%
    LF Corp.                                                   5,267  118,774        0.0%
    LG Chem, Ltd.                                              1,055  273,661        0.0%
    LG Corp.                                                   5,652  336,856        0.0%
    LG Display Co., Ltd.                                      44,389  923,987        0.1%
    LG Display Co., Ltd. ADR                                   7,000   71,750        0.0%
    LG Electronics, Inc.                                      19,063  970,019        0.1%
    LG Hausys, Ltd.                                            1,894  248,397        0.0%
    LG Household & Health Care, Ltd.                             345  303,761        0.0%
    LG Innotek Co., Ltd.                                       3,337  214,821        0.0%
    LG International Corp.                                     7,300  241,652        0.0%
*   LG Life Sciences, Ltd.                                     1,558   93,268        0.0%
    LG Uplus Corp.                                            51,396  504,182        0.1%
    Lock&Lock Co., Ltd.                                        3,536   41,108        0.0%
*   Loen Entertainment, Inc.                                     614   41,538        0.0%
*   LOT Vacuum Co., Ltd.                                       3,537   42,787        0.0%
    Lotte Chemical Corp.                                         621  158,398        0.0%
    Lotte Chilsung Beverage Co., Ltd.                             91  157,262        0.0%
    Lotte Confectionery Co., Ltd.                                 45   98,657        0.0%
    LOTTE Fine Chemical Co., Ltd.                              5,027  165,174        0.0%
    Lotte Food Co., Ltd.                                         144  103,462        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
    LOTTE Himart Co., Ltd.                                     2,010 $ 99,287        0.0%
*   Lotte Non-Life Insurance Co., Ltd.                        16,201   41,179        0.0%
    Lotte Shopping Co., Ltd.                                     911  216,895        0.0%
    LS Corp.                                                   4,863  215,493        0.0%
    LS Industrial Systems Co., Ltd.                            3,222  147,170        0.0%
*   Lumens Co., Ltd.                                          10,136   37,079        0.0%
    Macquarie Korea Infrastructure Fund                       32,500  241,546        0.0%
*   Macrogen, Inc.                                             1,290   39,552        0.0%
    Maeil Dairy Industry Co., Ltd.                               876   35,644        0.0%
    Mando Corp.                                                1,381  227,820        0.0%
    Mcnex Co., Ltd.                                            1,308   27,601        0.0%
    MDS Technology Co., Ltd.                                   1,135   20,780        0.0%
    Medy-Tox, Inc.                                               252   93,155        0.0%
    MegaStudy Co., Ltd.                                          429   14,987        0.0%
    MegaStudyEdu Co., Ltd.                                       249   10,885        0.0%
    Meritz Financial Group, Inc.                               6,711   74,292        0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                   9,314  131,783        0.0%
    Meritz Securities Co., Ltd.                               76,653  241,151        0.0%
    Mirae Asset Securities Co., Ltd.                          13,806  296,628        0.0%
    MK Electron Co., Ltd.                                      1,780   14,398        0.0%
    Modetour Network, Inc.                                     1,231   31,298        0.0%
    Muhak Co., Ltd.                                            3,141   88,399        0.0%
    Namhae Chemical Corp.                                      3,185   27,532        0.0%
    Namyang Dairy Products Co., Ltd.                             115   74,905        0.0%
*   Nanos Co., Ltd.                                            2,198    7,176        0.0%
#*  Naturalendo Tech Co., Ltd.                                 1,533   29,899        0.0%
    NAVER Corp.                                                  509  301,657        0.0%
    NCSoft Corp.                                                 938  187,963        0.0%
*   Neowiz Games Corp.                                         1,463   19,136        0.0%
    NEPES Corp.                                                4,470   29,866        0.0%
    Nexen Tire Corp.                                          10,835  137,877        0.0%
*   Nexon GT Co., Ltd.                                         2,833   29,962        0.0%
    NH Investment & Securities Co., Ltd.                      26,748  231,938        0.0%
*   NHN Entertainment Corp.                                    4,415  234,042        0.0%
    NHN KCP Corp.                                              1,329   27,484        0.0%
    NICE Holdings Co., Ltd.                                    5,459   96,999        0.0%
    Nice Information & Telecommunication, Inc.                 1,600   47,642        0.0%
    NICE Information Service Co., Ltd.                         6,781   52,239        0.0%
    Nong Shim Holdings Co., Ltd.                                 505   65,210        0.0%
    NongShim Co., Ltd.                                           369  120,842        0.0%
    NOROO Paint & Coatings Co., Ltd.                           2,394   25,625        0.0%
#*  OCI Co., Ltd.                                              4,083  404,195        0.1%
    Orion Corp.                                                  117   95,189        0.0%
*   Osstem Implant Co., Ltd.                                   1,259   78,833        0.0%
    Ottogi Corp.                                                  39   27,876        0.0%
*   Pan Ocean Co., Ltd.                                       18,054   62,726        0.0%
    Paradise Co., Ltd.                                         3,941   59,735        0.0%
    Partron Co., Ltd.                                         11,330  110,326        0.0%
*   Paru Co., Ltd.                                             8,971   33,883        0.0%
    Poongsan Corp.                                             6,855  190,875        0.0%
    Poongsan Holdings Corp.                                      334   13,173        0.0%
    POSCO                                                      3,587  751,531        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    POSCO ADR                                                 11,313 $  588,502        0.1%
    Posco Chemtech Co., Ltd.                                   3,310     35,324        0.0%
    Posco Daewoo Corp.                                        12,076    261,223        0.0%
*   Posco ICT Co., Ltd.                                       13,262     66,626        0.0%
    Pulmuone Co., Ltd.                                           213     33,510        0.0%
    Pyeong Hwa Automotive Co., Ltd.                            4,745     53,334        0.0%
*   S&S Tech Corp.                                             3,957     29,121        0.0%
    S&T Dynamics Co., Ltd.                                     5,618     55,123        0.0%
    S&T Holdings Co., Ltd.                                     1,818     38,053        0.0%
    S&T Motiv Co., Ltd.                                        1,071     62,435        0.0%
    S-1 Corp.                                                    901     73,487        0.0%
    S-Oil Corp.                                                1,894    143,950        0.0%
*   Sajo Industries Co., Ltd.                                    503     25,381        0.0%
    Sam Chun Dang Pharm Co., Ltd.                              5,368     42,055        0.0%
    Sam Young Electronics Co., Ltd.                            2,512     27,410        0.0%
    Samchully Co., Ltd.                                          400     37,607        0.0%
*   Samho International Co., Ltd.                                805     11,022        0.0%
    Samhwa Paints Industrial Co., Ltd.                         1,278     14,146        0.0%
    Samick Musical Instruments Co., Ltd.                       9,330     25,127        0.0%
    Samjin Pharmaceutical Co., Ltd.                            4,150     99,496        0.0%
    Samkwang Glass                                               293     22,837        0.0%
    Samlip General Foods Co., Ltd.                               385     71,754        0.0%
    Sammok S-Form Co., Ltd.                                    1,262     32,233        0.0%
    Samsung C&T Corp.                                            430     49,278        0.0%
    Samsung Card Co., Ltd.                                     7,929    269,444        0.0%
#   Samsung Electro-Mechanics Co., Ltd.                        9,921    451,611        0.1%
    Samsung Electronics Co., Ltd.                              7,245  7,895,823        0.6%
*   Samsung Engineering Co., Ltd.                             30,258    333,692        0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                  1,821    469,423        0.1%
#*  Samsung Heavy Industries Co., Ltd.                        29,378    273,542        0.0%
    Samsung Life Insurance Co., Ltd.                           4,360    418,264        0.1%
    Samsung SDI Co., Ltd.                                      3,880    386,407        0.1%
    Samsung SDS Co., Ltd.                                        769    114,663        0.0%
    Samsung Securities Co., Ltd.                               9,538    327,574        0.0%
*   SAMT Co., Ltd.                                            26,728     49,177        0.0%
    Samyang Corp.                                                357     30,364        0.0%
    Samyang Holdings Corp.                                       627     89,327        0.0%
    SBS Media Holdings Co., Ltd.                              14,920     43,275        0.0%
    Seah Besteel Corp.                                         3,214     81,944        0.0%
    SeAH Steel Corp.                                             761     55,326        0.0%
    Sebang Co., Ltd.                                           3,396     51,176        0.0%
    Sebang Global Battery Co., Ltd.                            1,639     61,793        0.0%
*   Seegene, Inc.                                              1,200     36,691        0.0%
    Sejong Industrial Co., Ltd.                                2,136     18,527        0.0%
#   Sekonix Co., Ltd.                                          3,832     59,108        0.0%
*   Seobu T&D                                                  2,078     42,274        0.0%
    Seohan Co., Ltd.                                          25,689     47,036        0.0%
*   Seohee Construction Co., Ltd.                             33,295     35,196        0.0%
    Seoul Semiconductor Co., Ltd.                              5,159     69,340        0.0%
    SEOWONINTECH Co., Ltd.                                     3,132     31,657        0.0%
    SFA Engineering Corp.                                      1,965     98,009        0.0%
*   SFA Semicon Co, Ltd.                                       9,636     21,004        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    SH Energy & Chemical Co., Ltd.                            26,194 $   34,534        0.0%
    Shinhan Financial Group Co., Ltd.                         12,285    450,441        0.1%
    Shinhan Financial Group Co., Ltd. ADR                      3,200    116,992        0.0%
    Shinsegae Co., Ltd.                                        1,370    253,321        0.0%
    Shinsegae Engineering & Construction Co., Ltd.               863     36,941        0.0%
    Shinsegae International, Inc.                                191     12,988        0.0%
#*  Shinsung Tongsang Co., Ltd.                               23,223     33,384        0.0%
    Shinyoung Securities Co., Ltd.                               586     27,603        0.0%
    SHOWBOX Corp.                                              5,036     35,622        0.0%
    Silicon Works Co., Ltd.                                    2,175     60,700        0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                               18,290     46,962        0.0%
    Sindoh Co., Ltd.                                           1,020     43,730        0.0%
    SK Chemicals Co., Ltd.                                     1,639    104,357        0.0%
#   SK Gas, Ltd.                                               1,089     81,263        0.0%
    SK Holdings Co., Ltd.                                      2,335    457,635        0.1%
    SK Hynix, Inc.                                            46,357  1,137,035        0.1%
    SK Innovation Co., Ltd.                                    4,840    653,677        0.1%
    SK Materials Co., Ltd.                                       620     64,442        0.0%
    SK Networks Co., Ltd.                                     32,750    194,522        0.0%
#*  SK Securities Co., Ltd.                                   99,631    100,155        0.0%
    SK Telecom Co., Ltd.                                         354     64,303        0.0%
    SK Telecom Co., Ltd. ADR                                   1,400     28,000        0.0%
    SKC Co., Ltd.                                              5,686    139,305        0.0%
    SKCKOLONPI, Inc.                                           4,953     44,627        0.0%
    SL Corp.                                                   4,432     61,970        0.0%
*   SM Entertainment Co.                                       2,093     75,083        0.0%
    Solid, Inc.                                                3,236     12,613        0.0%
    Songwon Industrial Co., Ltd.                               3,741     68,103        0.0%
    Soulbrain Co., Ltd.                                        3,188    121,390        0.0%
    Spigen Korea Co., Ltd.                                     1,063     50,225        0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      3,808     69,997        0.0%
    Suheung Co., Ltd.                                          1,335     53,844        0.0%
    Sunchang Corp.                                             2,455     27,769        0.0%
#   Sung Kwang Bend Co., Ltd.                                  5,169     54,883        0.0%
    Sungchang Enterprise Holdings, Ltd.                        1,149     36,455        0.0%
*   Sungshin Cement Co., Ltd.                                  2,333     28,567        0.0%
    Sungwoo Hitech Co., Ltd.                                  11,806     96,208        0.0%
#*  Suprema HQ, Inc.                                             570      4,280        0.0%
#*  Suprema, Inc.                                                529     12,554        0.0%
    Taekwang Industrial Co., Ltd.                                109     94,847        0.0%
*   Taewoong Co., Ltd.                                         2,402     38,347        0.0%
*   Taeyoung Engineering & Construction Co., Ltd.             11,847     66,641        0.0%
    TechWing, Inc.                                             4,245     47,701        0.0%
*   Texcell-NetCom Co., Ltd.                                  24,873     50,209        0.0%
*   TK Chemical Corp.                                         10,111     20,305        0.0%
    TK Corp.                                                   4,503     42,389        0.0%
    Tongyang Life Insurance Co, Ltd.                          13,038    120,847        0.0%
    Tongyang, Inc.                                            41,619    128,209        0.0%
    Tovis Co., Ltd.                                            5,714     48,757        0.0%
    Ubiquoss, Inc.                                             2,757     31,696        0.0%
    Unid Co., Ltd.                                             1,391     57,305        0.0%
    UniTest, Inc.                                              4,699     33,223        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
    Value Added Technologies Co., Ltd.                          1,541 $    51,887        0.0%
    Vieworks Co., Ltd.                                            973      42,885        0.0%
*   Webzen, Inc.                                                2,004      40,707        0.0%
#*  WeMade Entertainment Co., Ltd.                              1,114      25,585        0.0%
    Whanin Pharmaceutical Co., Ltd.                             1,927      27,277        0.0%
    WillBes & Co. (The)                                        19,813      37,326        0.0%
    WiSoL Co., Ltd.                                             4,403      63,505        0.0%
*   Wonik IPS Co., Ltd.                                        13,919     135,598        0.0%
*   Wonik Materials Co., Ltd.                                     497      25,830        0.0%
*   Wonik QnC Corp.                                             1,759      23,265        0.0%
*   Woongjin Co., Ltd.                                          7,555      20,296        0.0%
*   Woongjin Thinkbig Co., Ltd.                                 2,458      29,518        0.0%
    Woori Bank                                                 52,135     479,018        0.1%
    YES24 Co., Ltd.                                             2,337      17,051        0.0%
    YG Entertainment, Inc.                                        593      22,189        0.0%
    Young Poong Corp.                                              88      83,438        0.0%
    Youngone Corp.                                              2,889     115,544        0.0%
    Youngone Holdings Co., Ltd.                                 1,998     112,582        0.0%
#*  Yuanta Securities Korea Co., Ltd.                          22,691      71,269        0.0%
    Yuhan Corp.                                                   251      64,111        0.0%
                                                                      -----------        ---
TOTAL SOUTH KOREA                                                      63,480,995        4.3%
                                                                      -----------        ---
SPAIN -- (1.9%)
    Abertis Infraestructuras SA                                14,609     246,635        0.0%
    Acciona SA                                                  7,613     610,955        0.1%
    Acerinox SA                                                34,523     409,066        0.0%
    ACS Actividades de Construccion y Servicios SA             27,960     927,321        0.1%
    Almirall SA                                                16,931     278,720        0.0%
    Amadeus IT Holding SA Class A                              16,886     770,008        0.1%
    Applus Services SA                                         15,430     142,770        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                8,092     105,678        0.0%
    Banco Bilbao Vizcaya Argentaria SA                        412,856   2,837,066        0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR           25,280     174,179        0.0%
    Banco de Sabadell SA(B1X8QN2)                             937,523   1,796,375        0.1%
    Banco de Sabadell SA(BYXHFS8)                              27,246      52,070        0.0%
    Banco Popular Espanol SA                                  259,578     707,784        0.1%
    Banco Santander SA                                        590,578   2,999,146        0.2%
    Banco Santander SA Sponsored ADR                           80,861     406,728        0.0%
    Bankia SA                                                 728,378     679,448        0.1%
    Bankinter SA                                               93,354     712,552        0.1%
*   Baron de Ley                                                  167      19,530        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                       10,764     364,963        0.0%
    CaixaBank SA                                              190,253     574,318        0.1%
    Cia de Distribucion Integral Logista Holdings SA            5,572     122,856        0.0%
    Cie Automotive SA                                          15,112     273,440        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 492     159,833        0.0%
    Distribuidora Internacional de Alimentacion SA             86,011     478,596        0.0%
#   Duro Felguera SA                                           14,383      25,946        0.0%
    Ebro Foods SA                                              17,019     386,163        0.0%
*   eDreams ODIGEO SA                                          17,017      46,470        0.0%
    Enagas SA                                                  32,025     977,721        0.1%
    Ence Energia y Celulosa SA                                 29,933      86,613        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SPAIN -- (Continued)
    Endesa SA                                                  21,208 $   446,214        0.0%
    Faes Farma SA                                              51,427     162,064        0.0%
    Ferrovial SA                                               10,602     228,739        0.0%
*   Fomento de Construcciones y Contratas SA                   28,010     243,827        0.0%
    Gamesa Corp. Tecnologica SA                                43,715     863,282        0.1%
    Gas Natural SDG SA                                         43,472     906,522        0.1%
    Grifols SA                                                  8,852     193,002        0.0%
    Grupo Catalana Occidente SA                                 6,526     207,030        0.0%
    Iberdrola SA                                              336,198   2,393,306        0.2%
#*  Indra Sistemas SA                                          11,021     129,425        0.0%
    Industria de Diseno Textil SA                              16,802     540,782        0.0%
*   Inmobiliaria Colonial SA                                  301,043     231,269        0.0%
*   Liberbank SA                                              118,650     142,935        0.0%
    Mapfre SA                                                 287,730     731,949        0.1%
    Mediaset Espana Comunicacion SA                            20,873     271,784        0.0%
    Melia Hotels International SA                              12,766     161,082        0.0%
    Miquel y Costas & Miquel SA                                 2,203      89,258        0.0%
*   NH Hotel Group SA                                          43,409     209,522        0.0%
    Obrascon Huarte Lain SA                                    23,203     164,902        0.0%
    Papeles y Cartones de Europa SA                             7,292      45,237        0.0%
*   Pharma Mar SA                                              17,562      55,526        0.0%
#*  Promotora de Informaciones SA Class A                       7,262      51,501        0.0%
    Prosegur Cia de Seguridad SA                               43,888     254,235        0.0%
    Red Electrica Corp. SA                                      8,809     787,826        0.1%
    Repsol SA                                                  55,819     735,496        0.1%
    Repsol SA Sponsored ADR                                     8,147     107,866        0.0%
    Sacyr SA                                                   51,062     109,061        0.0%
#   Tecnicas Reunidas SA                                        5,098     171,847        0.0%
    Telefonica SA                                             134,834   1,474,972        0.1%
    Telefonica SA Sponsored ADR                                 6,232      67,991        0.0%
    Tubacex SA                                                 16,075      41,969        0.0%
    Tubos Reunidos SA                                           7,042       5,729        0.0%
    Vidrala SA                                                  4,241     252,699        0.0%
    Viscofan SA                                                 5,367     301,508        0.0%
    Zardoya Otis SA                                            26,749     284,234        0.0%
                                                                      -----------        ---
TOTAL SPAIN                                                            30,437,541        2.1%
                                                                      -----------        ---
SWEDEN -- (2.1%)
    AAK AB                                                      4,623     349,641        0.0%
    Acando AB                                                  21,851      46,804        0.0%
*   AddLife AB(BYZ0FM9)                                         1,479      18,687        0.0%
    AddLife AB(BYSZWX1)                                           369       4,664        0.0%
    AddTech AB Class B                                          5,914      74,348        0.0%
    AF AB Class B                                               7,570     129,842        0.0%
    Alfa Laval AB                                              12,509     197,368        0.0%
*   Arcam AB                                                    2,317      50,573        0.0%
#   Assa Abloy AB Class B                                      40,078     842,129        0.1%
    Atlas Copco AB Class A                                     19,698     510,321        0.1%
    Atlas Copco AB Class B                                      6,884     165,394        0.0%
#   Atrium Ljungberg AB Class B                                 5,545      87,905        0.0%
    Avanza Bank Holding AB                                      4,088     160,751        0.0%
#   Axfood AB                                                   8,512     157,824        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SWEDEN -- (Continued)
    B&B Tools AB Class B                                       5,455 $109,773        0.0%
    Beijer Alma AB                                             1,264   29,844        0.0%
    Betsson AB                                                15,660  211,970        0.0%
    Bilia AB Class A                                          10,259  245,706        0.0%
    BillerudKorsnas AB                                        42,750  664,819        0.1%
    BioGaia AB Class B                                         2,562   64,869        0.0%
    Boliden AB                                                50,704  886,830        0.1%
#   Bulten AB                                                  5,345   51,068        0.0%
    Bure Equity AB                                            15,415  134,449        0.0%
    Byggmax Group AB                                          15,597  126,375        0.0%
    Castellum AB                                              25,039  401,088        0.0%
    Clas Ohlson AB Class B                                    10,767  217,395        0.0%
    Cloetta AB Class B                                        57,700  194,205        0.0%
    Com Hem Holding AB                                        10,784   95,718        0.0%
    Concentric AB                                             11,883  134,692        0.0%
    Dios Fastigheter AB                                        7,967   58,304        0.0%
*   Doro AB                                                    4,842   44,039        0.0%
    Duni AB                                                    9,329  135,849        0.0%
    Electrolux AB Series B                                    11,448  332,676        0.0%
#   Elekta AB Class B                                         49,920  365,077        0.0%
*   Eltel AB                                                   1,785   21,394        0.0%
    Fabege AB                                                 21,031  351,204        0.0%
*   Fastighets AB Balder                                       8,635  220,254        0.0%
#*  Fingerprint Cards AB Class B                               6,649  398,733        0.0%
    Getinge AB Class B                                        22,794  482,746        0.1%
    Granges AB                                                 4,754   35,101        0.0%
    Gunnebo AB                                                 3,274   18,052        0.0%
    Haldex AB                                                 11,172   94,704        0.0%
    Hemfosa Fastigheter AB                                    20,269  211,446        0.0%
    Hennes & Mauritz AB Class B                               16,626  592,058        0.1%
    Hexagon AB Class B                                         8,073  322,474        0.0%
    Hexpol AB                                                 49,657  513,920        0.1%
    HIQ International AB                                      15,496   97,080        0.0%
    Holmen AB Class B                                         13,189  454,789        0.0%
    Hufvudstaden AB Class A                                   17,897  277,734        0.0%
    Husqvarna AB Class A                                       2,777   22,136        0.0%
    Husqvarna AB Class B                                      96,883  773,247        0.1%
#   ICA Gruppen AB                                             6,649  218,612        0.0%
#   Indutrade AB                                               6,228  349,450        0.0%
*   Infant Bacterial Therapeutics AB                             256    1,962        0.0%
    Intrum Justitia AB                                         9,101  327,148        0.0%
    Inwido AB                                                  2,389   30,097        0.0%
    ITAB Shop Concept AB Class B                               1,432   44,498        0.0%
#   JM AB                                                     19,516  564,551        0.1%
    KappAhl AB                                                23,625   98,160        0.0%
    Klovern AB Class B                                        85,401  100,364        0.0%
    Kungsleden AB                                             28,028  192,933        0.0%
    Lagercrantz Group AB Class B                               2,208   20,412        0.0%
    Lindab International AB                                   18,665  148,713        0.0%
    Loomis AB Class B                                         14,470  401,936        0.0%
*   Lundin Petroleum AB                                       16,381  307,336        0.0%
    Meda AB Class A                                           26,579  491,180        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWEDEN -- (Continued)
*   Medivir AB Class B                                          5,509 $   38,141        0.0%
    Mekonomen AB                                                6,188    157,414        0.0%
    Millicom International Cellular SA                          7,165    414,849        0.0%
    Modern Times Group MTG AB Class B                          11,076    332,540        0.0%
    MQ Holding AB                                              11,956     59,539        0.0%
    Mycronic AB                                                10,500     82,114        0.0%
    NCC AB Class B                                             17,611    602,469        0.1%
    NetEnt AB                                                   3,249    204,602        0.0%
    New Wave Group AB Class B                                   9,968     45,965        0.0%
    Nibe Industrier AB Class B                                 13,540    470,803        0.0%
    Nobia AB                                                   26,013    297,065        0.0%
#   Nolato AB Class B                                          10,350    279,764        0.0%
    Nordea Bank AB                                             84,722    823,510        0.1%
    Nordnet AB Class B                                         23,088     79,492        0.0%
*   Oriflame Holding AG                                         2,441     49,151        0.0%
    Peab AB                                                    42,875    358,300        0.0%
    Pricer AB Class B                                          33,309     36,312        0.0%
#*  Qliro Group AB                                             26,974     28,775        0.0%
    Ratos AB Class B                                           54,813    320,942        0.0%
*   RaySearch Laboratories AB                                   4,704     68,005        0.0%
#   Recipharm AB Class B                                        1,019     17,081        0.0%
    Rezidor Hotel Group AB                                     25,056    106,262        0.0%
    Saab AB Class B                                            11,289    386,674        0.0%
#   Sandvik AB                                                 49,703    510,652        0.1%
#*  SAS AB                                                     20,939     59,999        0.0%
    Scandi Standard AB                                         14,326    101,267        0.0%
    Securitas AB Class B                                       33,360    527,496        0.1%
    Skandinaviska Enskilda Banken AB Class A                   65,232    623,660        0.1%
    Skanska AB Class B                                         13,978    308,087        0.0%
    SKF AB Class B                                             24,922    459,254        0.0%
    SkiStar AB                                                  1,654     22,941        0.0%
#*  SSAB AB Class A(B17H0S8)                                   34,293    144,487        0.0%
#*  SSAB AB Class A(BPRBWK4)                                    2,266      9,635        0.0%
*   SSAB AB Class B(B17H3F6)                                   26,699     92,674        0.0%
*   SSAB AB Class B(BPRBWM6)                                    5,795     20,195        0.0%
    Svenska Cellulosa AB SCA Class A                            2,277     72,064        0.0%
    Svenska Cellulosa AB SCA Class B                           34,871  1,100,236        0.1%
    Svenska Handelsbanken AB Class A                           54,981    733,455        0.1%
    Sweco AB Class B                                            8,646    133,958        0.0%
    Swedbank AB Class A                                        32,505    701,744        0.1%
#   Swedish Match AB                                           10,762    341,821        0.0%
    Tele2 AB Class B                                           75,771    723,971        0.1%
    Telefonaktiebolaget LM Ericsson Class A                     1,268     10,462        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   115,223    933,584        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR               8,088     65,432        0.0%
#   Telia Co AB                                               274,458  1,312,613        0.1%
    Thule Group AB (The)                                        7,180    103,355        0.0%
#   Trelleborg AB Class B                                      36,443    665,521        0.1%
    Unibet Group P.L.C.                                        25,071    283,157        0.0%
    Victoria Park AB Class B                                    8,944     21,187        0.0%
    Vitrolife AB                                                1,709     83,815        0.0%
    Volvo AB Class A                                           30,091    353,431        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWEDEN -- (Continued)
    Volvo AB Class B                                          148,023 $ 1,735,830        0.1%
*   Volvo AB Sponsored ADR                                      1,820      21,304        0.0%
    Wallenstam AB Class B                                      25,158     211,616        0.0%
    Wihlborgs Fastigheter AB                                   12,254     248,978        0.0%
                                                                      -----------        ---
TOTAL SWEDEN                                                           33,483,071        2.3%
                                                                      -----------        ---
SWITZERLAND -- (4.9%)
    ABB, Ltd.                                                 127,841   2,706,428        0.2%
    ABB, Ltd. Sponsored ADR                                    11,588     244,623        0.0%
    Actelion, Ltd.                                              4,028     652,859        0.1%
    Adecco SA                                                  16,842   1,087,209        0.1%
*   AFG Arbonia-Forster Holding AG                             10,309     143,585        0.0%
    Allreal Holding AG                                          1,015     141,495        0.0%
#   Alpiq Holding AG                                            1,323      88,432        0.0%
    ams AG                                                     10,328     273,659        0.0%
    APG SGA SA                                                    173      72,610        0.0%
    Aryzta AG                                                  14,103     548,552        0.1%
    Ascom Holding AG                                            9,418     154,333        0.0%
    Autoneum Holding AG                                           802     191,543        0.0%
    Bachem Holding AG Class B                                     635      42,403        0.0%
    Baloise Holding AG                                         12,230   1,515,987        0.1%
    Banque Cantonale Vaudoise                                     838     578,609        0.1%
    Barry Callebaut AG                                            521     612,920        0.1%
    Basler Kantonalbank                                           177      12,747        0.0%
    Belimo Holding AG                                             118     337,440        0.0%
    Bell AG                                                       300     118,774        0.0%
#   Berner Kantonalbank AG                                        285      58,426        0.0%
    BKW AG                                                      1,996      86,842        0.0%
    Bobst Group SA                                              2,605     142,323        0.0%
#   Bossard Holding AG Class A                                  1,689     183,654        0.0%
    Bucher Industries AG                                        1,964     471,764        0.1%
    Burckhardt Compression Holding AG                             664     236,677        0.0%
    Burkhalter Holding AG                                         126      15,689        0.0%
    Cembra Money Bank AG                                        6,903     473,634        0.1%
    Chocoladefabriken Lindt & Spruengli AG                          5     366,036        0.0%
    Cie Financiere Richemont SA                                43,082   2,872,717        0.2%
    Clariant AG                                                80,922   1,533,194        0.1%
    Coltene Holding AG                                            214      13,394        0.0%
    Conzzeta AG                                                   247     159,590        0.0%
*   Cosmo Pharmaceuticals SA                                      718     118,662        0.0%
    Credit Suisse Group AG                                     39,309     598,222        0.1%
    Credit Suisse Group AG Sponsored ADR                       11,048     168,040        0.0%
    Daetwyler Holding AG                                        1,652     245,760        0.0%
    DKSH Holding AG                                             6,187     404,923        0.0%
    dorma+kaba Holding AG Class B                                 470     305,208        0.0%
*   Dufry AG                                                    8,235   1,085,520        0.1%
    EFG International AG                                       17,185     107,426        0.0%
    Emmi AG                                                       550     329,716        0.0%
    EMS-Chemie Holding AG                                         594     293,951        0.0%
    Flughafen Zuerich AG                                        1,145   1,051,873        0.1%
    Forbo Holding AG                                              290     353,352        0.0%
#   Galenica AG                                                   609     891,571        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWITZERLAND -- (Continued)
    GAM Holding AG                                             33,646 $   439,584        0.0%
    Gategroup Holding AG                                        7,391     407,603        0.0%
    Geberit AG                                                  1,470     565,556        0.1%
    Georg Fischer AG                                            1,072     871,561        0.1%
    Givaudan SA                                                   361     712,564        0.1%
    Gurit Holding AG                                              121      76,606        0.0%
    Helvetia Holding AG                                         1,750     942,532        0.1%
    HOCHDORF Holding AG                                           239      47,734        0.0%
    Huber & Suhner AG                                           1,030      50,530        0.0%
    Implenia AG                                                 3,097     206,770        0.0%
    Inficon Holding AG                                            631     208,482        0.0%
    Interroll Holding AG                                          130     115,471        0.0%
    Intershop Holding AG                                          189      88,690        0.0%
    Julius Baer Group, Ltd.                                    31,428   1,346,871        0.1%
    Kardex AG                                                   2,083     168,121        0.0%
    Komax Holding AG                                              876     193,718        0.0%
    Kudelski SA                                                13,192     225,094        0.0%
    Kuehne + Nagel International AG                             2,180     314,607        0.0%
*   Kuoni Reisen Holding AG                                       992     381,578        0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                6,741     339,743        0.0%
    LafargeHolcim, Ltd.(7110753)                               21,108   1,071,769        0.1%
    LEM Holding SA                                                 68      60,981        0.0%
    Logitech International SA(B18ZRK2)                          5,234      80,418        0.0%
#   Logitech International SA(H50430232)                       27,599     424,473        0.0%
    Lonza Group AG                                              8,641   1,441,217        0.1%
    Luzerner Kantonalbank AG                                      695     298,380        0.0%
    Metall Zug AG                                                  59     180,982        0.0%
#*  Meyer Burger Technology AG                                  3,779      17,358        0.0%
    Mobilezone Holding AG                                       3,579      50,596        0.0%
    Mobimo Holding AG                                           1,674     383,570        0.0%
    Nestle SA                                                 188,507  14,070,096        1.0%
    Novartis AG                                                46,381   3,529,696        0.3%
    Novartis AG Sponsored ADR                                  20,738   1,575,466        0.1%
    OC Oerlikon Corp. AG                                       32,767     316,991        0.0%
    Orior AG                                                    1,326      84,710        0.0%
    Panalpina Welttransport Holding AG                          2,788     326,153        0.0%
    Partners Group Holding AG                                   1,312     541,119        0.1%
    Phoenix Mecano AG                                              30      14,739        0.0%
*   Plazza AG                                                      96      20,717        0.0%
    PSP Swiss Property AG                                       5,860     565,164        0.1%
    Rieter Holding AG                                           1,006     208,536        0.0%
    Roche Holding AG(7108918)                                     572     146,640        0.0%
    Roche Holding AG(7110388)                                  11,852   2,998,665        0.2%
    Romande Energie Holding SA                                     10      11,094        0.0%
    Schindler Holding AG                                          681     125,288        0.0%
*   Schmolz + Bickenbach AG                                    32,348      23,635        0.0%
    Schweiter Technologies AG                                     315     297,948        0.0%
    SFS Group AG                                                  697      50,196        0.0%
    SGS SA                                                        213     469,640        0.0%
    Siegfried Holding AG                                          989     185,515        0.0%
    Sika AG                                                       321   1,368,084        0.1%
    Sonova Holding AG                                           6,608     884,664        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWITZERLAND -- (Continued)
    St Galler Kantonalbank AG Class A                             514 $   212,923        0.0%
    Straumann Holding AG                                        1,223     424,608        0.0%
    Sulzer AG                                                   3,564     325,341        0.0%
    Sunrise Communications Group AG                             3,853     235,988        0.0%
#   Swatch Group AG (The)(7184725)                              2,926     998,297        0.1%
    Swatch Group AG (The)(7184736)                              4,447     297,531        0.0%
    Swiss Life Holding AG                                       6,607   1,671,020        0.1%
    Swiss Prime Site AG                                         9,146     801,796        0.1%
    Swiss Re AG                                                20,632   1,833,742        0.1%
    Swisscom AG                                                 1,619     822,741        0.1%
    Swissquote Group Holding SA                                 2,093      51,961        0.0%
    Syngenta AG                                                 8,330   3,341,704        0.2%
    Syngenta AG ADR                                             4,074     328,242        0.0%
    Tamedia AG                                                    104      16,767        0.0%
    Tecan Group AG                                                795     110,505        0.0%
    Temenos Group AG                                            7,448     386,507        0.0%
    U-Blox AG                                                     708     140,794        0.0%
*   UBS Group AG(H42097107)                                    13,106     226,341        0.0%
    UBS Group AG(BRJL176)                                      93,295   1,617,311        0.1%
    Valiant Holding AG                                          3,225     357,861        0.0%
    Valora Holding AG                                             990     241,801        0.0%
    Vaudoise Assurances Holding SA                                249     129,974        0.0%
    Vetropack Holding AG                                           10      15,637        0.0%
    Vontobel Holding AG                                         5,878     254,892        0.0%
    VP Bank AG                                                     62       6,052        0.0%
    VZ Holding AG                                                 422     131,305        0.0%
    Ypsomed Holding AG                                            287      42,804        0.0%
*   Zehnder Group AG                                            1,798      76,069        0.0%
    Zuger Kantonalbank AG                                           3      15,446        0.0%
    Zurich Insurance Group AG                                   7,742   1,737,183        0.1%
                                                                      -----------        ---
TOTAL SWITZERLAND                                                      78,473,430        5.3%
                                                                      -----------        ---
TAIWAN -- (3.0%)
    A-DATA Technology Co., Ltd.                                57,000      52,638        0.0%
    Ability Enterprise Co., Ltd.                               56,988      32,851        0.0%
    AcBel Polytech, Inc.                                      121,000      88,832        0.0%
    Accton Technology Corp.                                   116,000     108,595        0.0%
#*  Acer, Inc.                                                537,000     190,504        0.0%
    ACES Electronic Co., Ltd.                                  18,000      17,123        0.0%
    Achem Technology Corp.                                     26,000       9,938        0.0%
    Actron Technology Corp.                                    16,000      63,509        0.0%
    Adlink Technology, Inc.                                    12,659      26,062        0.0%
    Advanced Ceramic X Corp.                                    5,000      26,218        0.0%
    Advanced Semiconductor Engineering, Inc.                  200,000     192,447        0.0%
    Advanced Semiconductor Engineering, Inc. ADR                6,800      34,884        0.0%
    Advanced Wireless Semiconductor Co.                        47,000      85,699        0.0%
    Advantech Co., Ltd.                                         7,000      49,334        0.0%
*   AGV Products Corp.                                        125,000      31,043        0.0%
    Airtac International Group                                 17,450     115,307        0.0%
    ALI Corp.                                                  69,000      41,593        0.0%
    Alpha Networks, Inc.                                       67,300      33,628        0.0%
    Altek Corp.                                                71,000      53,132        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    AmTRAN Technology Co., Ltd.                                 188,000 $116,171        0.0%
    Apacer Technology, Inc.                                      25,000   16,565        0.0%
    Apex International Co., Ltd.                                 46,000   50,842        0.0%
    Arcadyan Technology Corp.                                    55,000   71,801        0.0%
    Ardentec Corp.                                               99,990   62,193        0.0%
    Asia Cement Corp.                                           207,000  184,164        0.0%
*   Asia Optical Co., Inc.                                       63,000   46,728        0.0%
    Asia Plastic Recycling Holding, Ltd.                         22,849   13,308        0.0%
    Asia Polymer Corp.                                           35,000   19,364        0.0%
    Asia Vital Components Co., Ltd.                              85,000   66,669        0.0%
    ASPEED Technology, Inc.                                       4,000   36,540        0.0%
#   Asustek Computer, Inc.                                       46,000  403,253        0.1%
    Aten International Co., Ltd.                                 22,000   54,662        0.0%
    AU Optronics Corp.                                        1,497,000  428,370        0.1%
#   AU Optronics Corp. Sponsored ADR                             12,300   34,440        0.0%
    Basso Industry Corp.                                         22,000   49,146        0.0%
    BenQ Materials Corp.                                         28,000   15,039        0.0%
    BES Engineering Corp.                                       377,000   70,227        0.0%
    Bizlink Holding, Inc.                                        10,496   59,573        0.0%
    Boardtek Electronics Corp.                                   37,000   52,972        0.0%
    Capital Securities Corp.                                    439,000  115,602        0.0%
    Career Technology MFG. Co., Ltd.                             95,000   53,954        0.0%
    Casetek Holdings, Ltd.                                       34,000  152,689        0.0%
    Catcher Technology Co., Ltd.                                 79,000  552,908        0.1%
    Cathay Financial Holding Co., Ltd.                          456,000  510,623        0.1%
    Cathay Real Estate Development Co., Ltd.                    132,000   58,428        0.0%
#   Chailease Holding Co., Ltd.                                 234,760  392,868        0.1%
    Chang Hwa Commercial Bank, Ltd.                             397,510  207,230        0.0%
    Charoen Pokphand Enterprise                                  33,000   28,502        0.0%
    Chaun-Choung Technology Corp.                                12,000   40,914        0.0%
    CHC Healthcare Group                                         22,000   34,037        0.0%
    Chen Full International Co., Ltd.                            13,000   23,929        0.0%
    Cheng Loong Corp.                                           193,000   69,045        0.0%
    Cheng Shin Rubber Industry Co., Ltd.                         83,000  172,222        0.0%
    Cheng Uei Precision Industry Co., Ltd.                       92,000  118,055        0.0%
    Chicony Electronics Co., Ltd.                                67,240  161,076        0.0%
    Chilisin Electronics Corp.                                   19,000   31,284        0.0%
    Chimei Materials Technology Corp.                            97,000   52,626        0.0%
    Chin-Poon Industrial Co., Ltd.                               62,000  125,299        0.0%
*   China Airlines, Ltd.                                        817,000  266,677        0.1%
    China Bills Finance Corp.                                   280,000  106,750        0.0%
    China Chemical & Pharmaceutical Co., Ltd.                    42,000   24,308        0.0%
#   China Development Financial Holding Corp.                   857,000  218,003        0.0%
    China General Plastics Corp.                                 54,000   26,113        0.0%
    China Life Insurance Co., Ltd.                              593,300  445,899        0.1%
*   China Man-Made Fiber Corp.                                  236,000   56,886        0.0%
    China Metal Products                                         87,000  102,720        0.0%
    China Motor Corp.                                           163,000  114,073        0.0%
#*  China Petrochemical Development Corp.                       604,000  152,380        0.0%
#   China Steel Chemical Corp.                                   27,000   90,134        0.0%
#   China Steel Corp.                                           688,000  482,338        0.1%
    China Synthetic Rubber Corp.                                123,110   90,628        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TAIWAN -- (Continued)
    Chipbond Technology Corp.                                 154,000 $204,338        0.0%
    ChipMOS TECHNOLOGIES, Inc.                                 42,000   40,579        0.0%
    Chlitina Holding, Ltd.                                      7,000   49,175        0.0%
    Chong Hong Construction Co., Ltd.                          44,100   70,549        0.0%
    Chroma ATE, Inc.                                           34,000   75,313        0.0%
*   Chung Hung Steel Corp.                                    224,000   41,590        0.0%
    Chung Hwa Pulp Corp.                                      108,228   33,385        0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.        97,000   55,581        0.0%
    Chunghwa Telecom Co., Ltd.                                 22,000   74,277        0.0%
    Chunghwa Telecom Co., Ltd. ADR                              3,400  115,940        0.0%
    Cleanaway Co., Ltd.                                         7,000   37,877        0.0%
    Clevo Co.                                                 111,000   97,042        0.0%
*   CMC Magnetics Corp.                                       570,219   57,886        0.0%
    Compal Electronics, Inc.                                  775,000  454,916        0.1%
    Compeq Manufacturing Co., Ltd.                            270,000  149,393        0.0%
*   Continental Holdings Corp.                                 62,000   21,312        0.0%
    Coretronic Corp.                                          136,000  123,428        0.0%
    Coxon Precise Industrial Co., Ltd.                         34,000   47,625        0.0%
    CSBC Corp. Taiwan                                          85,000   40,647        0.0%
    CTBC Financial Holding Co., Ltd.                          627,077  317,787        0.1%
    CTCI Corp.                                                 81,000  105,372        0.0%
    Cub Elecparts, Inc.                                         3,449   41,678        0.0%
    CviLux Corp.                                                9,000    7,288        0.0%
    Cyberlink Corp.                                            13,000   28,093        0.0%
    CyberPower Systems, Inc.                                   12,000   36,005        0.0%
    CyberTAN Technology, Inc.                                 105,000   53,957        0.0%
#*  D-Link Corp.                                              210,800   65,801        0.0%
    Da-Li Development Co., Ltd.                                30,236   20,446        0.0%
*   Danen Technology Corp.                                    107,000   25,687        0.0%
    Darfon Electronics Corp.                                   41,000   24,952        0.0%
    Darwin Precisions Corp.                                    69,000   25,825        0.0%
    De Licacy Industrial Co., Ltd.                             32,787   33,043        0.0%
    Delta Electronics, Inc.                                    27,365  126,758        0.0%
    Depo Auto Parts Ind Co., Ltd.                              35,000  108,117        0.0%
    Dynapack International Technology Corp.                    34,000   50,996        0.0%
*   E Ink Holdings, Inc.                                      190,000   88,009        0.0%
    E-Lead Electronic Co., Ltd.                                19,000   19,824        0.0%
    E.Sun Financial Holding Co., Ltd.                         388,994  215,305        0.0%
    Eclat Textile Co., Ltd.                                     7,160   81,496        0.0%
    Edom Technology Co., Ltd.                                  31,334   15,792        0.0%
    eGalax_eMPIA Technology, Inc.                              17,000   29,286        0.0%
    Elan Microelectronics Corp.                                47,000   48,548        0.0%
    Elite Advanced Laser Corp.                                 12,000   57,419        0.0%
    Elite Material Co., Ltd.                                   55,000   97,828        0.0%
    Elite Semiconductor Memory Technology, Inc.                51,000   41,370        0.0%
    Elitegroup Computer Systems Co., Ltd.                      82,000   50,172        0.0%
    eMemory Technology, Inc.                                   11,000  120,214        0.0%
    Ennoconn Corp.                                              5,000   63,616        0.0%
    EnTie Commercial Bank Co., Ltd.                            51,000   21,929        0.0%
#   Epistar Corp.                                             245,000  156,902        0.0%
    Eternal Materials Co., Ltd.                               133,000  132,884        0.0%
    Etron Technology, Inc.                                     23,000    8,691        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TAIWAN -- (Continued)
*   Eva Airways Corp.                                         368,000 $182,153        0.0%
    Everest Textile Co., Ltd.                                  59,000   28,075        0.0%
    Evergreen International Storage & Transport Corp.         135,000   54,525        0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                       263,610   97,041        0.0%
    Everlight Chemical Industrial Corp.                        86,100   53,623        0.0%
    Everlight Electronics Co., Ltd.                           107,000  149,606        0.0%
    Excelsior Medical Co., Ltd.                                17,000   26,042        0.0%
#   Far Eastern Department Stores, Ltd.                       267,000  142,872        0.0%
    Far Eastern International Bank                            602,781  174,912        0.0%
    Far Eastern New Century Corp.                             261,100  194,985        0.0%
    Far EasTone Telecommunications Co., Ltd.                   56,000  126,275        0.0%
    Faraday Technology Corp.                                   29,600   39,575        0.0%
    Farglory Land Development Co., Ltd.                        93,000  111,230        0.0%
    Federal Corp.                                              37,555   16,683        0.0%
    Feng Hsin Steel Co., Ltd.                                  73,000  102,885        0.0%
    Feng TAY Enterprise Co., Ltd.                              18,540   79,663        0.0%
    First Financial Holding Co., Ltd.                         670,774  328,042        0.1%
    First Steamship Co., Ltd.                                  38,000   10,035        0.0%
#   FLEXium Interconnect, Inc.                                 73,451  168,422        0.0%
    Flytech Technology Co., Ltd.                               24,297   81,557        0.0%
    FocalTech Systems Co., Ltd.                                44,228   37,875        0.0%
    Formosa Chemicals & Fibre Corp.                            82,000  208,951        0.0%
    Formosa International Hotels Corp.                          8,672   52,521        0.0%
    Formosa Petrochemical Corp.                                35,000   99,273        0.0%
    Formosa Plastics Corp.                                     83,000  206,131        0.0%
    Formosa Taffeta Co., Ltd.                                 153,000  139,971        0.0%
    Formosan Rubber Group, Inc.                               131,000   67,511        0.0%
    Formosan Union Chemical                                    74,000   35,989        0.0%
    Foxconn Technology Co., Ltd.                              103,500  212,914        0.0%
    Fubon Financial Holding Co., Ltd.                         339,000  410,637        0.1%
    Fulgent Sun International Holding Co., Ltd.                18,000   34,461        0.0%
    Fulltech Fiber Glass Corp.                                 92,000   29,405        0.0%
*   G Tech Optoelectronics Corp.                               19,000    5,486        0.0%
    Gemtek Technology Corp.                                    81,000   41,662        0.0%
*   Genesis Photonics, Inc.                                    34,000    5,908        0.0%
*   Genius Electronic Optical Co., Ltd.                        12,000   16,732        0.0%
    GeoVision, Inc.                                             8,800   18,599        0.0%
    Getac Technology Corp.                                    102,000   68,741        0.0%
    Giant Manufacturing Co., Ltd.                              19,000  113,923        0.0%
*   Giantplus Technology Co., Ltd.                             55,000   30,627        0.0%
    Gigabyte Technology Co., Ltd.                             149,000  159,060        0.0%
    Gigasolar Materials Corp.                                   3,000   49,803        0.0%
#*  Gigastorage Corp.                                         102,000   75,820        0.0%
    Ginko International Co., Ltd.                               6,000   64,909        0.0%
*   Gintech Energy Corp.                                      126,338   85,783        0.0%
    Global Lighting Technologies, Inc.                          9,000   16,116        0.0%
    Global Mixed Mode Technology, Inc.                         10,000   20,649        0.0%
    Global Unichip Corp.                                       11,000   25,673        0.0%
    Globalwafers Co., Ltd.                                     19,000   43,516        0.0%
    Gloria Material Technology Corp.                          115,000   62,779        0.0%
*   Gold Circuit Electronics, Ltd.                            160,000   40,013        0.0%
    Goldsun Building Materials Co., Ltd.                      363,000   93,526        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Gourmet Master Co., Ltd.                                      7,000 $   56,280        0.0%
    Grand Pacific Petrochemical                                 231,000    119,777        0.0%
    Grand Plastic Technology Corp.                                7,000     50,550        0.0%
#   Grape King Bio, Ltd.                                         12,000     72,128        0.0%
    Great Wall Enterprise Co., Ltd.                             141,000     95,522        0.0%
    Greatek Electronics, Inc.                                    82,000     93,239        0.0%
*   Green Energy Technology, Inc.                                44,000     24,573        0.0%
    Green Seal Holding, Ltd.                                      6,000     26,119        0.0%
    Hannstar Board Corp.                                         51,000     14,632        0.0%
#*  HannStar Display Corp.                                      756,000     87,658        0.0%
*   HannsTouch Solution, Inc.                                    58,797     12,816        0.0%
#   Highwealth Construction Corp.                               157,300    235,791        0.0%
    Hiroca Holdings, Ltd.                                        19,000     74,585        0.0%
    Hitron Technology, Inc.                                      65,000     36,160        0.0%
#   Hiwin Technologies Corp.                                     25,420    111,482        0.0%
*   Ho Tung Chemical Corp.                                      229,000     50,860        0.0%
    Holtek Semiconductor, Inc.                                   37,000     59,249        0.0%
    Holy Stone Enterprise Co., Ltd.                              37,000     37,918        0.0%
    Hon Hai Precision Industry Co., Ltd.                        709,800  1,690,788        0.1%
    Hota Industrial Manufacturing Co., Ltd.                      16,000     76,553        0.0%
    Hotai Motor Co., Ltd.                                         9,000     88,625        0.0%
#   HTC Corp.                                                   119,000    302,473        0.1%
    Hu Lane Associate, Inc.                                      11,000     50,870        0.0%
#   Hua Nan Financial Holdings Co., Ltd.                        541,530    262,369        0.1%
#   Huaku Development Co., Ltd.                                  72,000    126,987        0.0%
    Huang Hsiang Construction Corp.                              25,000     22,165        0.0%
    Hung Poo Real Estate Development Corp.                       35,000     28,223        0.0%
    Hung Sheng Construction, Ltd.                                95,000     46,752        0.0%
    Ibase Technology, Inc.                                       17,853     30,759        0.0%
#   Ichia Technologies, Inc.                                     69,000     32,587        0.0%
    IEI Integration Corp.                                        71,000     77,279        0.0%
    Innolux Corp.                                             1,418,000    437,610        0.1%
#*  Inotera Memories, Inc.                                      347,000    314,058        0.1%
    Inventec Corp.                                              353,000    232,757        0.0%
    Iron Force Industrial Co., Ltd.                               9,000     53,657        0.0%
    ITE Technology, Inc.                                         21,000     17,964        0.0%
    ITEQ Corp.                                                   66,000     60,960        0.0%
    Jess-Link Products Co., Ltd.                                 10,000      8,263        0.0%
    Jih Sun Financial Holdings Co., Ltd.                        428,294     93,229        0.0%
    Johnson Health Tech Co., Ltd.                                13,065     20,609        0.0%
    KEE TAI Properties Co., Ltd.                                114,000     53,816        0.0%
#   Kenda Rubber Industrial Co., Ltd.                            72,450    126,042        0.0%
    Kerry TJ Logistics Co., Ltd.                                 15,000     19,348        0.0%
    Kindom Construction Corp.                                   115,000     56,917        0.0%
    King Slide Works Co., Ltd.                                    4,000     47,333        0.0%
    King Yuan Electronics Co., Ltd.                             280,000    246,440        0.0%
    King's Town Bank Co., Ltd.                                  186,000    129,405        0.0%
    Kinik Co.                                                    29,000     45,449        0.0%
*   Kinpo Electronics                                           255,000     85,904        0.0%
    Kinsus Interconnect Technology Corp.                         73,000    140,999        0.0%
    KS Terminals, Inc.                                           32,000     37,786        0.0%
    Kung Long Batteries Industrial Co., Ltd.                     11,000     45,364        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Kuo Toong International Co., Ltd.                            20,166 $ 16,213        0.0%
    L&K Engineering Co., Ltd.                                    19,000   18,798        0.0%
    LAN FA Textile                                               48,000   13,687        0.0%
    Largan Precision Co., Ltd.                                    2,000  139,608        0.0%
*   LCY Chemical Corp.                                          162,000  192,074        0.0%
    Lealea Enterprise Co., Ltd.                                 222,000   62,902        0.0%
    Lelon Electronics Corp.                                      17,850   18,919        0.0%
    Lextar Electronics Corp.                                    102,000   49,116        0.0%
*   Li Peng Enterprise Co., Ltd.                                 75,600   18,450        0.0%
    Lien Hwa Industrial Corp.                                   136,600   85,018        0.0%
    Lingsen Precision Industries, Ltd.                           51,000   13,249        0.0%
    Lite-On Semiconductor Corp.                                  49,000   30,594        0.0%
#   Lite-On Technology Corp.                                    414,350  503,277        0.1%
    Long Bon International Co., Ltd.                             64,000   36,637        0.0%
    Long Chen Paper Co., Ltd.                                   142,000   59,317        0.0%
    Longwell Co.                                                 24,000   23,694        0.0%
    Lotes Co., Ltd.                                              19,000   50,034        0.0%
    Lumax International Corp., Ltd.                              12,000   17,499        0.0%
    Lung Yen Life Service Corp.                                  22,000   37,127        0.0%
    LuxNet Corp.                                                 36,099   63,160        0.0%
    Macauto Industrial Co., Ltd.                                  8,000   43,093        0.0%
#*  Macronix International                                    1,046,000  116,332        0.0%
    Makalot Industrial Co., Ltd.                                 12,419   66,167        0.0%
    Marketech International Corp.                                29,000   22,385        0.0%
    Masterlink Securities Corp.                                 319,360   87,262        0.0%
    MediaTek, Inc.                                               62,000  439,704        0.1%
    Mega Financial Holding Co., Ltd.                            366,975  260,073        0.0%
    Mercuries & Associates Holding, Ltd.                         66,000   38,187        0.0%
    Mercuries Life Insurance Co., Ltd.                          122,107   58,722        0.0%
    Merida Industry Co., Ltd.                                    12,000   49,160        0.0%
    Merry Electronics Co., Ltd.                                  34,000   63,099        0.0%
    Micro-Star International Co., Ltd.                          178,000  283,307        0.1%
*   Microbio Co., Ltd.                                           49,000   37,086        0.0%
    Microlife Corp.                                              18,000   46,560        0.0%
#   MIN AIK Technology Co., Ltd.                                 37,000   57,329        0.0%
    Mirle Automation Corp.                                       50,000   52,896        0.0%
    Mitac Holdings Corp.                                        116,000   82,356        0.0%
    momo.com, Inc.                                                8,000   51,968        0.0%
*   Motech Industries, Inc.                                      83,304   78,367        0.0%
    MPI Corp.                                                     9,000   19,427        0.0%
    Nak Sealing Technologies Corp.                                8,000   18,590        0.0%
    Namchow Chemical Industrial Co., Ltd.                        16,000   29,644        0.0%
*   Nan Kang Rubber Tire Co., Ltd.                               62,000   52,323        0.0%
    Nan Liu Enterprise Co., Ltd.                                  7,000   32,037        0.0%
    Nan Ya Plastics Corp.                                       135,000  263,839        0.1%
    Nan Ya Printed Circuit Board Corp.                           50,000   46,942        0.0%
    Nantex Industry Co., Ltd.                                    50,225   42,436        0.0%
#   Nanya Technology Corp.                                       88,432  102,869        0.0%
#   Neo Solar Power Corp.                                       218,338  116,535        0.0%
    Novatek Microelectronics Corp.                               60,000  209,069        0.0%
    OptoTech Corp.                                              104,000   35,096        0.0%
*   Orient Semiconductor Electronics, Ltd.                      155,000   59,236        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
#   Oriental Union Chemical Corp.                               128,000 $ 81,895        0.0%
    Pacific Hospital Supply Co., Ltd.                            15,000   44,157        0.0%
    Pan Jit International, Inc.                                  83,000   43,085        0.0%
    Pan-International Industrial Corp.                          101,000   36,794        0.0%
    Parade Technologies, Ltd.                                    11,000  101,713        0.0%
    PChome Online, Inc.                                           5,669   59,918        0.0%
    Pegatron Corp.                                              233,000  490,853        0.1%
    Phihong Technology Co., Ltd.                                 36,000   11,454        0.0%
    Phison Electronics Corp.                                     10,000   83,213        0.0%
    Pixart Imaging, Inc.                                         14,000   30,356        0.0%
    Polytronics Technology Corp.                                 16,000   29,466        0.0%
    Portwell, Inc.                                               17,000   24,844        0.0%
    Posiflex Technology, Inc.                                     3,105   15,557        0.0%
    Pou Chen Corp.                                              220,000  276,558        0.1%
    Powertech Technology, Inc.                                  133,000  268,421        0.1%
    Poya International Co., Ltd.                                  6,060   64,078        0.0%
    President Chain Store Corp.                                  24,000  169,689        0.0%
    President Securities Corp.                                  256,000   96,572        0.0%
    Primax Electronics, Ltd.                                    106,000  124,268        0.0%
    Prince Housing & Development Corp.                          329,000  120,243        0.0%
    Promise Technology, Inc.                                     26,000   12,124        0.0%
#   Qisda Corp.                                                 420,000  132,931        0.0%
    Quanta Computer, Inc.                                       226,000  363,265        0.1%
    Quanta Storage, Inc.                                         30,000   20,022        0.0%
#   Radiant Opto-Electronics Corp.                              104,000  149,259        0.0%
    Radium Life Tech Co., Ltd.                                  201,460   62,620        0.0%
    Realtek Semiconductor Corp.                                  51,000  142,423        0.0%
    Rechi Precision Co., Ltd.                                    60,000   44,724        0.0%
    Rich Development Co., Ltd.                                  109,000   30,547        0.0%
#*  Ritek Corp.                                                 821,000   71,627        0.0%
    Ruentex Development Co., Ltd.                                95,267  107,140        0.0%
    Ruentex Industries, Ltd.                                     73,000  101,654        0.0%
    Run Long Construction Co., Ltd.                              21,000   22,037        0.0%
    Sampo Corp.                                                  46,000   19,222        0.0%
    San Fang Chemical Industry Co., Ltd.                         45,320   53,770        0.0%
    San Shing Fastech Corp.                                      11,000   20,303        0.0%
*   Sanyang Motor Co., Ltd.                                     110,000   70,549        0.0%
    SCI Pharmtech, Inc.                                          13,000   34,262        0.0%
    Scientech Corp.                                              16,000   36,183        0.0%
    SDI Corp.                                                    19,000   18,695        0.0%
    Sercomm Corp.                                                50,000  118,543        0.0%
    Sesoda Corp.                                                 58,050   51,168        0.0%
    Shin Kong Financial Holding Co., Ltd.                     1,270,260  256,370        0.0%
    Shin Zu Shing Co., Ltd.                                      21,000   59,765        0.0%
*   Shining Building Business Co., Ltd.                          34,000   12,156        0.0%
    Shinkong Synthetic Fibers Corp.                             310,000   82,040        0.0%
*   Shuttle, Inc.                                                76,000   21,539        0.0%
    Sigurd Microelectronics Corp.                                91,000   66,639        0.0%
    Silergy Corp.                                                 4,000   53,122        0.0%
*   Silicon Integrated Systems Corp.                            136,000   28,367        0.0%
    Siliconware Precision Industries Co., Ltd.                   54,716   81,014        0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR      1,172    8,479        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TAIWAN -- (Continued)
    Simplo Technology Co., Ltd.                                71,000 $  238,904        0.0%
    Sinbon Electronics Co., Ltd.                               54,432    113,068        0.0%
    Sincere Navigation Corp.                                   74,000     46,605        0.0%
    Sinmag Equipment Corp.                                      9,000     29,766        0.0%
    Sino-American Silicon Products, Inc.                      151,000    160,274        0.0%
    Sinon Corp.                                                50,000     21,539        0.0%
    SinoPac Financial Holdings Co., Ltd.                      681,016    201,226        0.0%
    Sinyi Realty, Inc.                                         15,450     12,870        0.0%
    Sirtec International Co., Ltd.                             51,000     61,351        0.0%
    Sitronix Technology Corp.                                  43,000    125,382        0.0%
    Soft-World International Corp.                             11,000     20,046        0.0%
    Solar Applied Materials Technology Co.                     46,000     24,045        0.0%
    Solartech Energy Corp.                                    124,000     64,463        0.0%
    Sonix Technology Co., Ltd.                                 29,000     28,809        0.0%
    Sporton International, Inc.                                 7,135     39,037        0.0%
    St Shine Optical Co., Ltd.                                  5,000     93,362        0.0%
    Standard Foods Corp.                                       32,400     78,428        0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.            68,000     48,366        0.0%
    Sunplus Technology Co., Ltd.                              120,000     46,331        0.0%
    Sunrex Technology Corp.                                    36,246     17,072        0.0%
    Sunspring Metal Corp.                                      14,000     17,563        0.0%
    Supreme Electronics Co., Ltd.                              51,000     23,045        0.0%
    Swancor Ind Co., Ltd.                                       7,000     27,683        0.0%
    Syncmold Enterprise Corp.                                  30,000     49,061        0.0%
    Synnex Technology International Corp.                     225,000    222,847        0.0%
    Systex Corp.                                               37,000     62,105        0.0%
    TA Chen Stainless Pipe                                    144,695     70,785        0.0%
    Taichung Commercial Bank Co., Ltd.                        557,296    157,747        0.0%
    TaiDoc Technology Corp.                                     9,000     35,353        0.0%
    Taiflex Scientific Co., Ltd.                               53,000     57,229        0.0%
    Tainan Enterprises Co., Ltd.                               14,000     18,042        0.0%
#   Tainan Spinning Co., Ltd.                                 311,240    125,720        0.0%
#   Tainergy Tech Co., Ltd.                                    81,000     41,089        0.0%
    Taishin Financial Holding Co., Ltd.                       609,000    229,746        0.0%
    Taiwan Acceptance Corp.                                    51,000    115,829        0.0%
*   Taiwan Business Bank                                      804,712    207,272        0.0%
    Taiwan Cement Corp.                                       340,000    345,847        0.1%
    Taiwan Cogeneration Corp.                                  76,000     56,969        0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            523,400    230,815        0.0%
    Taiwan FamilyMart Co., Ltd.                                 4,000     25,978        0.0%
    Taiwan Fertilizer Co., Ltd.                               160,000    217,166        0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                       21,000     27,563        0.0%
*   Taiwan Glass Industry Corp.                               212,000     90,089        0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                      81,927    129,029        0.0%
    Taiwan Land Development Corp.                             168,500     56,025        0.0%
    Taiwan Mobile Co., Ltd.                                    33,000    108,780        0.0%
    Taiwan Paiho, Ltd.                                         44,000    132,119        0.0%
    Taiwan PCB Techvest Co., Ltd.                              55,000     53,127        0.0%
    Taiwan Sakura Corp.                                        25,000     17,716        0.0%
    Taiwan Secom Co., Ltd.                                     26,000     73,182        0.0%
    Taiwan Semiconductor Co., Ltd.                             52,000     62,445        0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                     103,887  2,450,694        0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Taiwan Shin Kong Security Co., Ltd.                          45,000 $ 55,829        0.0%
*   Taiwan Styrene Monomer                                       70,000   35,050        0.0%
    Taiwan Surface Mounting Technology Corp.                     58,800   48,823        0.0%
#   Taiwan TEA Corp.                                            188,000   86,383        0.0%
    Taiwan Union Technology Corp.                                76,000   67,369        0.0%
    Taiyen Biotech Co., Ltd.                                     42,000   35,477        0.0%
*   Tatung Co., Ltd.                                            567,000   88,421        0.0%
    Teco Electric and Machinery Co., Ltd.                       356,000  280,679        0.1%
    Test Research, Inc.                                          51,000   71,915        0.0%
    Test Rite International Co., Ltd.                            62,000   37,536        0.0%
    Thinking Electronic Industrial Co., Ltd.                     22,000   32,909        0.0%
    Thye Ming Industrial Co., Ltd.                               21,000   19,238        0.0%
    Ton Yi Industrial Corp.                                     170,000   81,485        0.0%
    Tong Hsing Electronic Industries, Ltd.                       35,000  100,214        0.0%
    Tong Yang Industry Co., Ltd.                                103,000  156,596        0.0%
    Tong-Tai Machine & Tool Co., Ltd.                            54,060   40,319        0.0%
    Topco Scientific Co., Ltd.                                   28,840   52,145        0.0%
    Topoint Technology Co., Ltd.                                 48,000   32,016        0.0%
    Toung Loong Textile Manufacturing                             9,000   23,914        0.0%
#   TPK Holding Co., Ltd.                                        73,000  152,585        0.0%
    Transcend Information, Inc.                                  34,000   95,408        0.0%
    Tripod Technology Corp.                                     103,000  188,355        0.0%
    TrueLight Corp.                                              14,000   33,886        0.0%
    TSC Auto ID Technology Co., Ltd.                              3,300   29,427        0.0%
    TSRC Corp.                                                  112,000   98,399        0.0%
    TTY Biopharm Co., Ltd.                                       12,000   39,091        0.0%
    Tung Ho Steel Enterprise Corp.                              189,000  121,130        0.0%
    Tung Thih Electronic Co., Ltd.                                9,000  159,965        0.0%
    TURVO International Co., Ltd.                                11,000   27,139        0.0%
    TXC Corp.                                                    83,000  105,449        0.0%
    TYC Brother Industrial Co., Ltd.                             46,000   36,049        0.0%
    Tyntek Corp.                                                 69,000   27,138        0.0%
    U-Ming Marine Transport Corp.                               114,000   92,018        0.0%
    Uni-President Enterprises Corp.                             144,560  260,235        0.0%
    Unimicron Technology Corp.                                  366,000  174,627        0.0%
    Unitech Printed Circuit Board Corp.                         185,000   64,034        0.0%
    United Integrated Services Co., Ltd.                         30,000   42,194        0.0%
    United Microelectronics Corp.                             1,985,000  736,363        0.1%
    Unity Opto Technology Co., Ltd.                              59,000   26,493        0.0%
    Universal Cement Corp.                                       46,920   30,010        0.0%
    Unizyx Holding Corp.                                         50,000   25,357        0.0%
    UPC Technology Corp.                                        208,000   56,137        0.0%
    USI Corp.                                                   185,000   73,192        0.0%
    Usun Technology Co., Ltd.                                    16,000   27,760        0.0%
    Vanguard International Semiconductor Corp.                  100,000  152,374        0.0%
    Visual Photonics Epitaxy Co., Ltd.                           70,000  107,687        0.0%
    Vivotek, Inc.                                                11,385   26,705        0.0%
    Voltronic Power Technology Corp.                              3,000   47,228        0.0%
*   Wafer Works Corp.                                           159,507   47,903        0.0%
    Wah Lee Industrial Corp.                                     33,000   44,731        0.0%
*   Walsin Lihwa Corp.                                          838,000  219,005        0.0%
    Walsin Technology Corp.                                     126,109  103,271        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TAIWAN -- (Continued)
    Wan Hai Lines, Ltd.                                         200,000 $   109,761        0.0%
#   Waterland Financial Holdings Co., Ltd.                      512,000     126,486        0.0%
*   Wei Chuan Foods Corp.                                        42,000      25,937        0.0%
    Well Shin Technology Co., Ltd.                               14,000      22,240        0.0%
#   Win Semiconductors Corp.                                    112,019     210,349        0.0%
*   Winbond Electronics Corp.                                   725,000     187,779        0.0%
    Wisdom Marine Lines Co., Ltd.                                58,000      67,191        0.0%
    Wistron Corp.                                               460,422     271,806        0.1%
    Wistron NeWeb Corp.                                          42,840     111,122        0.0%
    Wowprime Corp.                                               14,000      52,383        0.0%
    WPG Holdings, Ltd.                                          323,000     344,647        0.1%
#   WT Microelectronics Co., Ltd.                                95,900     115,334        0.0%
    WUS Printed Circuit Co., Ltd.                                83,000      66,203        0.0%
    XAC Automation Corp.                                         21,000      39,255        0.0%
    XPEC Entertainment, Inc.                                     16,000      50,650        0.0%
#   Xxentria Technology Materials Corp.                          11,000      29,687        0.0%
    Yageo Corp.                                                  85,000     138,302        0.0%
*   Yang Ming Marine Transport Corp.                            292,000      77,017        0.0%
    YC Co., Ltd.                                                 37,779      16,086        0.0%
    YC INOX Co., Ltd.                                            69,000      51,691        0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                 10,401      67,366        0.0%
    YFY, Inc.                                                   341,000     106,074        0.0%
    Yieh Phui Enterprise Co., Ltd.                              199,820      50,635        0.0%
    Yonyu Plastics Co., Ltd.                                     21,000      21,378        0.0%
    Youngtek Electronics Corp.                                   35,160      49,225        0.0%
    Yuanta Financial Holding Co., Ltd.                          776,918     255,708        0.0%
    Yulon Motor Co., Ltd.                                       172,000     150,808        0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             14,000      31,180        0.0%
    YungShin Global Holding Corp.                                16,800      25,006        0.0%
    Yungtay Engineering Co., Ltd.                                70,000     101,389        0.0%
    Zeng Hsing Industrial Co., Ltd.                              14,000      62,961        0.0%
    Zhen Ding Technology Holding, Ltd.                           93,000     194,912        0.0%
    Zig Sheng Industrial Co., Ltd.                               53,000      14,031        0.0%
#   Zinwell Corp.                                                66,000      96,169        0.0%
    Zippy Technology Corp.                                       20,000      25,409        0.0%
                                                                        -----------        ---
TOTAL TAIWAN                                                             47,538,957        3.2%
                                                                        -----------        ---
THAILAND -- (0.5%)
    Advanced Info Service PCL                                    19,100      85,302        0.0%
    Airports of Thailand PCL                                     11,200     125,691        0.0%
    Amata Corp. PCL                                              81,000      27,595        0.0%
    Ananda Development PCL                                      216,100      22,519        0.0%
    AP Thailand PCL                                             206,600      35,488        0.0%
    Asia Aviation PCL                                           442,700      73,509        0.0%
    Bangchak Petroleum PCL (The)                                130,800     116,084        0.0%
    Bangkok Bank PCL(6368360)                                     8,500      39,908        0.0%
    Bangkok Bank PCL(6077019)                                     9,900      47,048        0.0%
    Bangkok Chain Hospital PCL                                  259,600      76,550        0.0%
    Bangkok Dusit Medical Services PCL Class F                   80,800      55,054        0.0%
    Bangkok Expressway & Metro PCL                              985,940     167,946        0.1%
    Bangkok Land PCL                                          2,313,400     100,669        0.0%
    Bangkok Life Assurance PCL                                   37,500      41,064        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
THAILAND -- (Continued)
    Banpu PCL                                                   137,800 $ 50,496        0.0%
    BEC World PCL                                                60,700   45,182        0.0%
    Berli Jucker PCL                                             58,100   62,375        0.0%
    Big C Supercenter PCL(6368434)                                7,600   54,395        0.0%
    Big C Supercenter PCL(6763932)                                2,500   17,893        0.0%
    BTS Group Holdings PCL                                      198,100   52,176        0.0%
    Bumrungrad Hospital PCL                                       8,100   47,074        0.0%
    Cal-Comp Electronics Thailand PCL                           337,890   29,214        0.0%
    Central Pattana PCL                                          65,800   99,369        0.0%
    Central Plaza Hotel PCL                                      94,700  104,379        0.0%
    CH Karnchang PCL                                             86,600   62,601        0.0%
    Charoen Pokphand Foods PCL                                  139,600   95,118        0.0%
    CK Power PCL                                                661,600   40,912        0.0%
    CP ALL PCL                                                   92,600  121,284        0.0%
    Delta Electronics Thailand PCL                               19,300   39,782        0.0%
    Dynasty Ceramic PCL                                         305,120   37,561        0.0%
    Electricity Generating PCL                                   18,800   95,534        0.0%
    Energy Absolute PCL                                          71,600   43,661        0.0%
    Erawan Group PCL (The)                                      185,300   23,236        0.0%
*   Esso Thailand PCL                                           160,700   24,153        0.0%
    GFPT PCL                                                     81,600   29,669        0.0%
    Glow Energy PCL                                              16,500   41,805        0.0%
    Hana Microelectronics PCL                                    63,700   60,636        0.0%
    Home Product Center PCL                                     569,220  131,183        0.0%
    Indorama Ventures PCL                                       109,400   89,261        0.0%
    Intouch Holdings PCL                                         14,300   21,595        0.0%
    IRPC PCL                                                  1,533,000  223,828        0.1%
*   Italian-Thai Development PCL                                 97,100   19,737        0.0%
    Jasmine International PCL                                   818,500  102,166        0.0%
    Kasikornbank PCL(6888794)                                    12,200   58,328        0.0%
    Kasikornbank PCL(6364766)                                    40,500  192,471        0.1%
    KCE Electronics PCL                                          29,100   65,398        0.0%
    Khon Kaen Sugar Industry PCL                                 89,496   10,402        0.0%
    Kiatnakin Bank PCL                                           68,200   81,028        0.0%
    Krung Thai Bank PCL                                         273,700  137,124        0.0%
    Krungthai Card PCL                                           29,700   78,438        0.0%
    Land & Houses PCL                                           180,800   43,738        0.0%
    LH Financial Group PCL                                    1,188,100   59,524        0.0%
    LPN Development PCL                                         181,700   72,826        0.0%
    Major Cineplex Group PCL                                    101,800   91,804        0.0%
    MBK PCL                                                      29,600   12,287        0.0%
    Minor International PCL                                      49,170   52,436        0.0%
    MK Restaurants Group PCL                                     21,700   32,149        0.0%
*   Precious Shipping PCL                                        49,500    9,636        0.0%
    Pruksa Real Estate PCL                                      150,300  110,800        0.0%
    PTG Energy PCL                                              127,700   54,473        0.0%
    PTT Exploration & Production PCL                            241,700  520,696        0.1%
    PTT Global Chemical PCL                                      89,100  159,426        0.0%
    PTT PCL                                                      89,200  776,318        0.1%
    Quality Houses PCL                                          987,483   62,760        0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)        6,100    8,819        0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)       31,900   46,119        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
THAILAND -- (Continued)
    Robinson Department Store PCL                                47,600 $   70,180        0.0%
    Rojana Industrial Park PCL                                  109,000     16,851        0.0%
    RS PCL                                                       31,100     10,773        0.0%
    Samart Corp. PCL                                            137,600     63,029        0.0%
    Samart I-Mobile PCL                                         312,200      9,027        0.0%
    Samart Telcoms PCL                                           70,100     27,695        0.0%
    Sansiri PCL                                               1,303,900     57,487        0.0%
    SC Asset Corp PCL                                           122,625     10,602        0.0%
    Siam Cement PCL (The)(6609906)                                1,100     15,431        0.0%
    Siam Cement PCL (The)(6609928)                                5,100     71,251        0.0%
    Siam City Cement PCL                                          9,100     84,409        0.0%
    Siam Commercial Bank PCL (The)                               40,500    154,788        0.0%
    Siam Global House PCL                                       226,919     72,110        0.0%
    Sino-Thai Engineering & Construction PCL                    122,500     80,311        0.0%
    SPCG PCL                                                    105,700     63,245        0.0%
    Sri Trang Agro-Industry PCL                                  56,700     20,940        0.0%
    Sriracha Construction PCL                                    11,900      4,565        0.0%
    STP & I PCL                                                 142,920     43,780        0.0%
    Supalai PCL                                                 220,000    129,115        0.0%
*   SVI PCL                                                     321,400     45,086        0.0%
*   Thai Airways International PCL                              258,600    107,349        0.0%
    Thai Oil PCL                                                 67,000    126,596        0.0%
*   Thai Reinsurance PCL                                        297,000     23,127        0.0%
    Thai Union Group PCL Class F                                226,200    134,049        0.0%
    Thai Vegetable Oil PCL                                       75,400     55,584        0.0%
    Thaicom PCL                                                 102,000     83,954        0.0%
    Thanachart Capital PCL                                      112,100    111,522        0.0%
    Thoresen Thai Agencies PCL                                  124,000     32,837        0.0%
    Ticon Industrial Connection PCL                              71,900     29,229        0.0%
    Tipco Asphalt PCL                                            49,000     34,509        0.0%
    Tisco Financial Group PCL(B3KFW76)                           37,100     46,202        0.0%
    Tisco Financial Group PCL(B3KFW10)                           31,000     38,606        0.0%
    TMB Bank PCL                                              1,970,400    128,615        0.0%
    Total Access Communication PCL                              122,300    118,169        0.0%
    TPI Polene PCL                                            1,470,500    105,246        0.0%
    True Corp. PCL                                              954,709    203,624        0.1%
    TTW PCL                                                      71,700     21,143        0.0%
    Unique Engineering & Construction PCL                        87,400     44,538        0.0%
    Vanachai Group PCL                                          243,000     91,134        0.0%
    VGI Global Media PCL                                        459,400     59,973        0.0%
    Vibhavadi Medical Center PCL                                878,900     71,963        0.0%
    Workpoint Entertainment PCL                                   8,820      9,848        0.0%
                                                                        ----------        ---
TOTAL THAILAND                                                           8,346,194        0.6%
                                                                        ----------        ---
TURKEY -- (0.3%)
    Akbank TAS                                                   80,931    248,671        0.1%
    Akcansa Cimento A.S.                                         13,265     68,512        0.0%
    Aksa Akrilik Kimya Sanayii A.S.                              21,077     73,402        0.0%
    Alarko Holding A.S.                                           6,562      9,475        0.0%
    Albaraka Turk Katilim Bankasi A.S.                           65,031     36,715        0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                  10,081     79,256        0.0%
    Arcelik A.S.                                                 30,489    204,695        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
TURKEY -- (Continued)
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  10,879 $ 77,577        0.0%
    Aygaz A.S.                                                 12,053   49,661        0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.         32,471   60,051        0.0%
    BIM Birlesik Magazalar A.S.                                 7,161  157,589        0.0%
    Bolu Cimento Sanayii A.S.                                  15,014   36,796        0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.             12,774   31,874        0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                  669   19,375        0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            3,447   10,250        0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       14,518   84,496        0.0%
    Coca-Cola Icecek A.S.                                       4,206   61,657        0.0%
*   Dogan Sirketler Grubu Holding A.S.                        286,232   58,303        0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                      12,192   52,611        0.0%
    Eczacibasi Yatirim Holding Ortakligi A.S.                   4,173   20,575        0.0%
    EGE Endustri VE Ticaret A.S.                                  154   16,001        0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                          6,528   10,564        0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                   40,838   51,778        0.0%
    Enka Insaat ve Sanayi A.S.                                 13,482   23,404        0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     129,708  216,362        0.0%
*   Fenerbahce Futbol A.S.                                      3,404   54,227        0.0%
    Ford Otomotiv Sanayi A.S.                                   4,349   58,464        0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.        2,303   70,753        0.0%
    Goodyear Lastikleri TAS                                       347   16,952        0.0%
    GSD Holding A.S.                                           16,440    7,345        0.0%
#   Gubre Fabrikalari TAS                                      19,511   39,874        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                  21,566   12,939        0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 214,398  113,303        0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                    58,229   27,231        0.0%
    KOC Holding A.S.                                           20,933  109,374        0.0%
#   Konya Cimento Sanayii A.S.                                     92   10,651        0.0%
#   Koza Altin Isletmeleri A.S.                                 7,733   50,623        0.0%
#*  Migros Ticaret A.S.                                         5,371   37,516        0.0%
*   NET Holding A.S.                                            8,540    9,499        0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                      1,862   72,025        0.0%
*   Petkim Petrokimya Holding A.S.                             52,420   76,954        0.0%
*   Sekerbank TAS                                             137,814   78,228        0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                   9,902    9,654        0.0%
    Soda Sanayii A.S.                                          26,431   44,467        0.0%
    Tat Gida Sanayi A.S.                                       25,023   53,112        0.0%
    TAV Havalimanlari Holding A.S.                             14,181   82,640        0.0%
#   Tekfen Holding A.S.                                        30,841   65,889        0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         10,857   85,896        0.0%
#   Trakya Cam Sanayii A.S.                                   103,017   78,743        0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                     5,876  154,982        0.0%
*   Turk Hava Yollari AO                                      127,089  313,208        0.1%
    Turk Telekomunikasyon A.S.                                  9,248   22,335        0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      2,497   73,945        0.0%
    Turkcell Iletisim Hizmetleri A.S.                          17,141   74,176        0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR                       2,400   25,920        0.0%
    Turkiye Garanti Bankasi A.S.                              126,922  390,693        0.1%
    Turkiye Halk Bankasi A.S.                                  57,946  222,535        0.0%
    Turkiye Is Bankasi Class C                                 96,094  168,486        0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                       163,448  102,217        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TURKEY -- (Continued)
    Turkiye Sise ve Cam Fabrikalari A.S.                      177,165 $  247,460        0.0%
    Turkiye Vakiflar Bankasi Tao Class D                      144,364    254,791        0.1%
    Ulker Biskuvi Sanayi A.S.                                   5,290     42,120        0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                   30,174     78,027        0.0%
#*  Yapi ve Kredi Bankasi A.S.                                 93,107    142,354        0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                          21,255     13,117        0.0%
                                                                      ----------        ---
TOTAL TURKEY                                                           5,352,375        0.4%
                                                                      ----------        ---
UNITED KINGDOM -- (12.1%)
    3i Group P.L.C.                                           164,751  1,142,726        0.1%
    888 Holdings P.L.C.                                        71,548    225,971        0.0%
    A.G. Barr P.L.C.                                           12,584    102,887        0.0%
    AA P.L.C.                                                  29,569    120,528        0.0%
    Aberdeen Asset Management P.L.C.                           79,682    348,596        0.0%
    Acacia Mining P.L.C.                                       52,482    269,398        0.0%
    Admiral Group P.L.C.                                       15,197    413,034        0.0%
    Afren P.L.C.                                               70,630         21        0.0%
    Aggreko P.L.C.                                             38,283    609,367        0.1%
    Amec Foster Wheeler P.L.C.                                 58,055    420,682        0.0%
    Anglo American P.L.C.                                      82,122    918,557        0.1%
    Anglo Pacific Group P.L.C.                                 24,983     27,580        0.0%
    Antofagasta P.L.C.                                         62,170    440,304        0.0%
    ARM Holdings P.L.C. Sponsored ADR                           7,545    310,779        0.0%
    Arrow Global Group P.L.C.                                  31,022    116,555        0.0%
    Ashmore Group P.L.C.                                       30,305    136,192        0.0%
    Ashtead Group P.L.C.                                       76,598  1,018,708        0.1%
    Associated British Foods P.L.C.                            10,114    453,720        0.0%
    AstraZeneca P.L.C.                                            144      8,262        0.0%
    AstraZeneca P.L.C. Sponsored ADR                           60,770  1,759,899        0.1%
    AVEVA Group P.L.C.                                         15,897    374,368        0.0%
    Aviva P.L.C.                                              112,729    714,196        0.1%
#   Aviva P.L.C. Sponsored ADR                                 47,100    600,525        0.1%
    B&M European Value Retail SA                               34,932    141,759        0.0%
    Babcock International Group P.L.C.                         91,780  1,273,632        0.1%
    BAE Systems P.L.C.                                        149,469  1,042,794        0.1%
*   Balfour Beatty P.L.C.                                     144,574    505,163        0.0%
    Barclays P.L.C.                                             6,183     15,524        0.0%
    Barclays P.L.C. Sponsored ADR                             133,292  1,339,585        0.1%
    Barratt Developments P.L.C.                               165,549  1,289,196        0.1%
    BBA Aviation P.L.C.                                       186,490    546,075        0.0%
    Beazley P.L.C.                                            122,495    583,849        0.0%
    Bellway P.L.C.                                             30,188  1,080,949        0.1%
    Berendsen P.L.C.                                           46,133    797,071        0.1%
    Berkeley Group Holdings P.L.C.                             27,616  1,210,147        0.1%
    BGEO Group P.L.C.                                           2,717     91,045        0.0%
    BHP Billiton P.L.C.                                        10,365    141,633        0.0%
#   BHP Billiton P.L.C. ADR                                    42,355  1,167,727        0.1%
    Bodycote P.L.C.                                            52,638    459,513        0.0%
    Booker Group P.L.C.                                       266,775    632,611        0.1%
    Bovis Homes Group P.L.C.                                   38,297    488,768        0.0%
    BP P.L.C.                                                   2,213     12,192        0.0%
    BP P.L.C. Sponsored ADR                                   265,854  8,927,373        0.6%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Brammer P.L.C.                                             24,792 $   63,216        0.0%
    Brewin Dolphin Holdings P.L.C.                             84,248    337,679        0.0%
    British American Tobacco P.L.C.                             3,927    239,437        0.0%
    British American Tobacco P.L.C. Sponsored ADR              13,722  1,676,142        0.1%
    Britvic P.L.C.                                             35,248    363,137        0.0%
    BT Group P.L.C.                                           237,222  1,537,689        0.1%
#   BT Group P.L.C. Sponsored ADR                               7,252    237,866        0.0%
*   BTG P.L.C.                                                 25,422    220,404        0.0%
    Bunzl P.L.C.                                               24,099    719,307        0.1%
    Burberry Group P.L.C.                                      47,101    820,102        0.1%
    Cable & Wireless Communications P.L.C.                    549,060    591,974        0.1%
*   Cairn Energy P.L.C.                                       181,860    596,253        0.1%
    Cape P.L.C.                                                10,156     34,157        0.0%
    Capita P.L.C.                                              14,798    216,819        0.0%
    Capital & Counties Properties P.L.C.                      104,848    542,473        0.0%
    Card Factory P.L.C.                                        13,317     70,915        0.0%
#   Carillion P.L.C.                                          109,100    469,583        0.0%
    Carnival P.L.C.                                             1,122     55,964        0.0%
    Carnival P.L.C. ADR                                         5,756    290,966        0.0%
    Castings P.L.C.                                             1,541     11,145        0.0%
    Centamin P.L.C.                                           312,984    553,480        0.0%
    Centrica P.L.C.                                           270,571    944,895        0.1%
    Chemring Group P.L.C.                                      45,852     95,812        0.0%
    Chesnara P.L.C.                                            11,804     52,644        0.0%
    Cineworld Group P.L.C.                                     51,836    392,524        0.0%
*   Circassia Pharmaceuticals P.L.C.                            6,887     27,135        0.0%
    Clarkson P.L.C.                                               961     33,562        0.0%
    Close Brothers Group P.L.C.                                36,206    642,103        0.1%
    Cobham P.L.C.                                             203,515    459,171        0.0%
    Coca-Cola HBC AG                                           30,128    617,567        0.1%
    Compass Group P.L.C.                                       59,653  1,062,324        0.1%
    Computacenter P.L.C.                                       19,323    235,708        0.0%
    Connect Group P.L.C.                                        8,127     18,391        0.0%
    Consort Medical P.L.C.                                      3,430     49,567        0.0%
    Costain Group P.L.C.                                       18,356     84,352        0.0%
    Countrywide P.L.C.                                          6,805     35,381        0.0%
    Cranswick P.L.C.                                           13,762    450,557        0.0%
    Crest Nicholson Holdings P.L.C.                            65,016    496,132        0.0%
    Croda International P.L.C.                                 16,368    721,052        0.1%
*   CYBG P.L.C.                                                25,279     82,649        0.0%
    Daily Mail & General Trust P.L.C.                          34,814    355,706        0.0%
    Dairy Crest Group P.L.C.                                   48,354    399,258        0.0%
    DCC P.L.C.                                                 10,975    973,429        0.1%
    De La Rue P.L.C.                                           24,557    174,079        0.0%
    Debenhams P.L.C.                                          282,419    324,344        0.0%
    Dechra Pharmaceuticals P.L.C.                              14,017    226,745        0.0%
    Devro P.L.C.                                               62,118    253,372        0.0%
    Diageo P.L.C.                                               1,074     29,037        0.0%
    Diageo P.L.C. Sponsored ADR                                15,225  1,649,324        0.1%
    Dignity P.L.C.                                              8,264    295,243        0.0%
    Diploma P.L.C.                                             38,954    416,824        0.0%
    Direct Line Insurance Group P.L.C.                        245,567  1,300,920        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Dixons Carphone P.L.C.                                    144,698 $  900,737        0.1%
    Domino's Pizza Group P.L.C.                                21,899    294,424        0.0%
    Drax Group P.L.C.                                          91,865    429,636        0.0%
    DS Smith P.L.C.                                           214,611  1,196,948        0.1%
    Dunelm Group P.L.C.                                        13,401    173,044        0.0%
    E2V Technologies P.L.C.                                    19,859     61,779        0.0%
    easyJet P.L.C.                                             22,135    477,082        0.0%
    Electrocomponents P.L.C.                                  129,895    490,422        0.0%
    Elementis P.L.C.                                          132,188    417,143        0.0%
*   EnQuest P.L.C.                                             98,651     58,019        0.0%
*   Enterprise Inns P.L.C.                                     54,296     68,867        0.0%
    Entertainment One, Ltd.                                    25,927     70,188        0.0%
    Essentra P.L.C.                                            46,109    548,365        0.0%
    esure Group P.L.C.                                         78,498    308,285        0.0%
    Euromoney Institutional Investor P.L.C.                     1,173     16,508        0.0%
*   Evraz P.L.C.                                               63,997    132,879        0.0%
    Experian P.L.C.                                            37,439    686,061        0.1%
    Fenner P.L.C.                                              65,496    137,828        0.0%
    Ferrexpo P.L.C.                                            40,971     22,508        0.0%
    Fidessa Group P.L.C.                                       11,539    402,280        0.0%
*   Firstgroup P.L.C.                                         297,064    434,197        0.0%
*   Flybe Group P.L.C.                                         12,587     10,829        0.0%
    Foxtons Group P.L.C.                                       58,308    123,081        0.0%
    Fresnillo P.L.C.                                           15,215    248,013        0.0%
    Fuller Smith & Turner P.L.C. Class A                        1,079     16,352        0.0%
    G4S P.L.C.                                                303,671    837,378        0.1%
    Galliford Try P.L.C.                                       18,621    348,098        0.0%
    Gem Diamonds, Ltd.                                          7,370     14,619        0.0%
    Genus P.L.C.                                               15,623    342,946        0.0%
    GKN P.L.C.                                                220,723    900,753        0.1%
    GlaxoSmithKline P.L.C.                                      2,756     58,903        0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       39,306  1,686,620        0.1%
    Glencore P.L.C.                                           428,838  1,024,888        0.1%
    Go-Ahead Group P.L.C.                                      10,900    408,222        0.0%
    Grafton Group P.L.C.                                       37,818    382,400        0.0%
    Grainger P.L.C.                                            50,280    163,568        0.0%
    Greencore Group P.L.C.                                    133,543    704,732        0.1%
    Greene King P.L.C.                                         58,143    695,856        0.1%
    Greggs P.L.C.                                              25,560    386,615        0.0%
    GVC Holdings P.L.C.                                        15,895    125,841        0.0%
    Halfords Group P.L.C.                                      56,592    349,224        0.0%
    Halma P.L.C.                                               91,793  1,197,977        0.1%
    Hargreaves Lansdown P.L.C.                                 20,512    386,188        0.0%
    Hays P.L.C.                                               315,295    591,548        0.1%
    Headlam Group P.L.C.                                        9,871     69,268        0.0%
    Helical Bar P.L.C.                                         25,292    141,937        0.0%
    Henderson Group P.L.C.                                    172,086    644,228        0.1%
    Hikma Pharmaceuticals P.L.C.                               20,714    667,833        0.1%
    Hill & Smith Holdings P.L.C.                                4,259     58,110        0.0%
    Hiscox, Ltd.                                               64,449    849,486        0.1%
*   Hochschild Mining P.L.C.                                   72,488    165,504        0.0%
    Home Retail Group P.L.C.                                  152,328    380,224        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    HomeServe P.L.C.                                             76,715 $  464,902        0.0%
    Howden Joinery Group P.L.C.                                 104,855    758,479        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                          143,062  4,768,256        0.3%
    Hunting P.L.C.                                               49,807    267,707        0.0%
    ICAP P.L.C.                                                 132,054    905,328        0.1%
    IG Group Holdings P.L.C.                                     88,248    998,448        0.1%
*   Imagination Technologies Group P.L.C.                        35,403     80,643        0.0%
    IMI P.L.C.                                                   48,556    664,482        0.1%
    Imperial Brands P.L.C.                                       24,411  1,327,305        0.1%
    Imperial Brands P.L.C. Sponsored ADR                            329     35,729        0.0%
    Inchcape P.L.C.                                              97,705    969,137        0.1%
    Indivior P.L.C.                                              78,104    183,926        0.0%
    Informa P.L.C.                                               81,835    784,013        0.1%
    Inmarsat P.L.C.                                              75,942  1,033,271        0.1%
    InterContinental Hotels Group P.L.C.                          3,827    152,946        0.0%
#   InterContinental Hotels Group P.L.C. ADR                     13,317    534,544        0.0%
    Intermediate Capital Group P.L.C.                            44,149    396,889        0.0%
    International Consolidated Airlines Group SA(B5282K0)         7,157     55,189        0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)        54,299    417,467        0.0%
    International Consolidated Airlines Group SA Sponsored
      ADR                                                           310     11,951        0.0%
    International Personal Finance P.L.C.                         9,151     35,789        0.0%
    Interserve P.L.C.                                            33,649    210,265        0.0%
    Intertek Group P.L.C.                                        24,557  1,171,508        0.1%
    Investec P.L.C.                                              90,441    692,598        0.1%
*   IP Group P.L.C.                                              27,353     68,760        0.0%
    ITE Group P.L.C.                                            127,735    289,351        0.0%
    ITV P.L.C.                                                  165,832    546,625        0.0%
    J D Wetherspoon P.L.C.                                       43,539    421,938        0.0%
    J Sainsbury P.L.C.                                          296,837  1,255,862        0.1%
    James Fisher & Sons P.L.C.                                   11,683    241,491        0.0%
    Jardine Lloyd Thompson Group P.L.C.                          41,769    528,894        0.0%
    JD Sports Fashion P.L.C.                                     19,943    364,412        0.0%
    John Laing Group P.L.C.                                       5,968     18,525        0.0%
    John Menzies P.L.C.                                          30,285    220,243        0.0%
    John Wood Group P.L.C.                                       69,111    632,233        0.1%
    Johnson Matthey P.L.C.                                       40,414  1,708,093        0.1%
    Jupiter Fund Management P.L.C.                               45,270    279,083        0.0%
*   KAZ Minerals P.L.C.                                          72,408    181,531        0.0%
    KCOM Group P.L.C.                                           136,384    206,193        0.0%
    Keller Group P.L.C.                                          23,005    296,934        0.0%
    Kier Group P.L.C.                                            24,676    429,634        0.0%
    Kingfisher P.L.C.                                           119,274    635,459        0.1%
    Ladbrokes P.L.C.                                             88,356    151,592        0.0%
    Laird P.L.C.                                                 59,793    304,394        0.0%
*   Lamprell P.L.C.                                              36,760     46,634        0.0%
    Lancashire Holdings, Ltd.                                    36,833    296,057        0.0%
    Lavendon Group P.L.C.                                        28,057     56,878        0.0%
    Legal & General Group P.L.C.                                506,477  1,655,114        0.1%
    Lloyds Banking Group P.L.C.                               1,301,049  1,276,993        0.1%
#   Lloyds Banking Group P.L.C. ADR                             162,448    648,168        0.1%
    London Stock Exchange Group P.L.C.                            9,860    391,657        0.0%
    Lookers P.L.C.                                               93,383    190,317        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Man Group P.L.C.                                          362,806 $  784,742        0.1%
    Marks & Spencer Group P.L.C.                              205,365  1,273,886        0.1%
    Marshalls P.L.C.                                           48,101    225,646        0.0%
    Marston's P.L.C.                                          110,261    231,639        0.0%
    McBride P.L.C.                                             62,305    141,417        0.0%
    Mears Group P.L.C.                                         15,748     91,576        0.0%
    Meggitt P.L.C.                                            182,361  1,096,419        0.1%
    Melrose Industries P.L.C.                                  50,589    276,414        0.0%
    Merlin Entertainments P.L.C.                               91,386    577,259        0.0%
    Michael Page International P.L.C.                          73,555    437,825        0.0%
    Micro Focus International P.L.C.                           22,297    498,721        0.0%
    Millennium & Copthorne Hotels P.L.C.                       35,342    237,914        0.0%
    Mitchells & Butlers P.L.C.                                 43,113    169,304        0.0%
    Mitie Group P.L.C.                                        122,798    487,668        0.0%
    Mondi P.L.C.                                               50,748    972,055        0.1%
    Moneysupermarket.com Group P.L.C.                          64,418    295,912        0.0%
    Morgan Advanced Materials P.L.C.                           97,222    335,654        0.0%
    Morgan Sindall Group P.L.C.                                 1,477     17,332        0.0%
*   Mothercare P.L.C.                                          19,832     35,353        0.0%
    N Brown Group P.L.C.                                       34,022    133,370        0.0%
    National Express Group P.L.C.                             129,318    614,131        0.1%
    National Grid P.L.C. Sponsored ADR                         12,335    888,243        0.1%
    NCC Group P.L.C.                                            4,409     16,833        0.0%
    Next P.L.C.                                                 6,120    455,488        0.0%
    Northgate P.L.C.                                           25,011    147,606        0.0%
    Novae Group P.L.C.                                          5,674     66,437        0.0%
#*  Ocado Group P.L.C.                                         30,901    133,719        0.0%
    Old Mutual P.L.C.                                         366,882    997,463        0.1%
    OneSavings Bank P.L.C.                                     17,221     72,166        0.0%
*   Ophir Energy P.L.C.                                        89,770     99,226        0.0%
    Oxford Instruments P.L.C.                                  20,947    202,030        0.0%
    Paragon Group of Cos. P.L.C. (The)                         32,909    143,098        0.0%
    PayPoint P.L.C.                                            13,444    165,669        0.0%
    Pearson P.L.C.                                                811      9,556        0.0%
    Pearson P.L.C. Sponsored ADR                               44,238    519,354        0.0%
    Pendragon P.L.C.                                           88,815     44,162        0.0%
    Pennon Group P.L.C.                                        55,102    654,822        0.1%
    Persimmon P.L.C.                                           38,910  1,131,739        0.1%
    Petra Diamonds, Ltd.                                      141,204    243,964        0.0%
    Petrofac, Ltd.                                             54,695    677,643        0.1%
*   Petropavlovsk P.L.C.                                      563,405     68,425        0.0%
    Pets at Home Group P.L.C.                                  40,428    143,440        0.0%
    Phoenix Group Holdings                                     53,115    668,330        0.1%
    Photo-Me International P.L.C.                              56,793    138,411        0.0%
    Playtech P.L.C.                                            50,559    595,402        0.1%
    Poundland Group P.L.C.                                     11,705     29,456        0.0%
    Premier Farnell P.L.C.                                    107,664    191,073        0.0%
*   Premier Foods P.L.C.                                      176,974    101,071        0.0%
*   Premier Oil P.L.C.                                         79,088     85,576        0.0%
    Provident Financial P.L.C.                                 10,476    446,813        0.0%
    Prudential P.L.C. ADR                                      53,108  2,097,235        0.2%
    PZ Cussons P.L.C.                                          94,991    447,677        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C.                                         178,882 $  585,853        0.1%
    Randgold Resources, Ltd.                                      14,546  1,452,974        0.1%
    Rank Group P.L.C.                                             36,381    128,168        0.0%
    Rathbone Brothers P.L.C.                                       5,310    157,917        0.0%
    Reckitt Benckiser Group P.L.C.                                11,171  1,088,267        0.1%
    Redrow P.L.C.                                                 66,592    372,930        0.0%
    Regus P.L.C.                                                 173,720    743,298        0.1%
    RELX P.L.C.                                                   14,114    250,047        0.0%
#   RELX P.L.C. Sponsored ADR                                     30,069    540,641        0.0%
    Renishaw P.L.C.                                               10,133    280,696        0.0%
    Rentokil Initial P.L.C.                                      227,738    586,874        0.1%
    Restaurant Group P.L.C. (The)                                 68,949    277,446        0.0%
    Rexam P.L.C.                                                  57,734    528,018        0.0%
    Ricardo P.L.C.                                                 7,098     84,228        0.0%
    Rightmove P.L.C.                                              10,064    568,769        0.0%
    Rio Tinto P.L.C.                                               2,919     97,922        0.0%
    Rio Tinto P.L.C. Sponsored ADR                                51,534  1,734,634        0.1%
    Robert Walters P.L.C.                                          2,498     12,155        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                         219,142  2,149,837        0.2%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      15,559,082     22,734        0.0%
    Rotork P.L.C.                                                187,703    513,505        0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR             52,236    353,638        0.0%
    Royal Dutch Shell P.L.C. Class A                              30,341    794,729        0.1%
    Royal Dutch Shell P.L.C. Class B                               2,443     64,142        0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              108,253  5,725,526        0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B               67,335  3,592,322        0.3%
    Royal Mail P.L.C.                                            140,202    998,597        0.1%
    RPC Group P.L.C.                                              76,324    814,478        0.1%
    RPS Group P.L.C.                                              33,127     84,428        0.0%
    RSA Insurance Group P.L.C.                                   155,723  1,046,034        0.1%
    SABMiller P.L.C.                                              13,206    808,815        0.1%
    Saga P.L.C.                                                   31,791     97,428        0.0%
    Sage Group P.L.C. (The)                                      114,395    990,876        0.1%
    Savills P.L.C.                                                36,147    392,065        0.0%
    Schroders P.L.C.(0239581)                                      4,007    114,520        0.0%
    Schroders P.L.C.(0240549)                                     10,579    389,437        0.0%
    SDL P.L.C.                                                     6,408     37,968        0.0%
    Senior P.L.C.                                                 83,977    267,869        0.0%
*   Serco Group P.L.C.                                            44,511     62,617        0.0%
    Severfield P.L.C.                                             10,461      7,980        0.0%
    Severn Trent P.L.C.                                           18,437    601,053        0.1%
    Shanks Group P.L.C.                                           83,244     97,582        0.0%
    Shire P.L.C.                                                   7,921    494,286        0.0%
    Shire P.L.C. ADR                                                 735    137,754        0.0%
    SIG P.L.C.                                                   111,251    220,594        0.0%
    Sky P.L.C.                                                    65,178    895,939        0.1%
    Sky P.L.C. Sponsored ADR                                         636     34,916        0.0%
*   Skyepharma P.L.C.                                             12,007     82,268        0.0%
    Smith & Nephew P.L.C.                                         50,378    853,116        0.1%
    Smiths Group P.L.C.                                           92,468  1,500,605        0.1%
    Soco International P.L.C.                                     52,573    113,848        0.0%
    Spectris P.L.C.                                               27,905    744,489        0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                                           43,868 $   23,581        0.0%
    Spirax-Sarco Engineering P.L.C.                              19,497    974,141        0.1%
    Spire Healthcare Group P.L.C.                                 5,136     24,628        0.0%
    Spirent Communications P.L.C.                                83,679     95,989        0.0%
*   Sports Direct International P.L.C.                           30,602    172,635        0.0%
    SSE P.L.C.                                                  122,363  2,703,434        0.2%
    SSP Group P.L.C.                                             13,916     58,534        0.0%
    St. James's Place P.L.C.                                     69,537    882,681        0.1%
    St. Modwen Properties P.L.C.                                 48,451    216,786        0.0%
    Stagecoach Group P.L.C.                                      38,571    145,235        0.0%
    Standard Chartered P.L.C.                                   130,780  1,057,043        0.1%
    Standard Life P.L.C.                                        108,624    518,711        0.0%
    Sthree P.L.C.                                                 1,993      9,908        0.0%
    Stobart Group, Ltd.                                          20,339     30,650        0.0%
    SuperGroup P.L.C.                                            12,517    223,159        0.0%
    Synthomer P.L.C.                                             81,859    416,992        0.0%
#   TalkTalk Telecom Group P.L.C.                                41,757    163,481        0.0%
    Tate & Lyle P.L.C.                                           97,210    836,933        0.1%
    Taylor Wimpey P.L.C.                                        249,501    673,043        0.1%
    Ted Baker P.L.C.                                              3,608    125,719        0.0%
    Telecom Plus P.L.C.                                          15,929    216,983        0.0%
*   Tesco P.L.C.                                                559,880  1,407,560        0.1%
*   Thomas Cook Group P.L.C.                                    104,167    134,685        0.0%
    Topps Tiles P.L.C.                                           28,274     56,174        0.0%
    Travis Perkins P.L.C.                                        47,814  1,293,606        0.1%
    Trinity Mirror P.L.C.                                        84,624    139,832        0.0%
    TT Electronics P.L.C.                                         9,905     22,448        0.0%
    TUI AG                                                       26,085    378,627        0.0%
    Tullett Prebon P.L.C.                                        59,622    295,584        0.0%
*   Tullow Oil P.L.C.                                            75,551    310,458        0.0%
    U & I Group P.L.C.                                            5,913     17,193        0.0%
    UBM P.L.C.                                                   95,177    792,984        0.1%
    UDG Healthcare P.L.C.                                        57,342    513,546        0.0%
    Ultra Electronics Holdings P.L.C.                            14,331    370,074        0.0%
    Unilever P.L.C.                                               1,655     73,949        0.0%
    Unilever P.L.C. Sponsored ADR                                20,005    897,424        0.1%
    UNITE Group P.L.C. (The)                                     56,057    518,361        0.0%
    United Utilities Group P.L.C.                                45,838    630,323        0.1%
*   Vectura Group P.L.C.                                         21,153     53,166        0.0%
#   Vedanta Resources P.L.C.                                     17,593    108,562        0.0%
    Vesuvius P.L.C.                                              26,021    122,680        0.0%
    Victrex P.L.C.                                               20,250    415,196        0.0%
    Virgin Money Holdings UK P.L.C.                              20,125    107,599        0.0%
    Vodafone Group P.L.C.                                     1,177,738  3,794,481        0.3%
    Vodafone Group P.L.C. Sponsored ADR                          31,855  1,042,933        0.1%
#   Weir Group P.L.C. (The)                                      25,326    444,867        0.0%
    WH Smith P.L.C.                                              14,662    359,190        0.0%
    Whitbread P.L.C.                                              8,294    470,120        0.0%
    William Hill P.L.C.                                         232,847  1,066,047        0.1%
    Wilmington P.L.C.                                             3,711     13,877        0.0%
    Wireless Group P.L.C.                                         2,440      6,448        0.0%
*   Wizz Air Holdings P.L.C.                                      1,105     30,432        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES     VALUE++      ASSETS**
                                                              ------- -------------- ----------
UNITED KINGDOM -- (Continued)
#   WM Morrison Supermarkets P.L.C.                           524,968 $    1,468,907        0.1%
    Wolseley P.L.C.                                            13,326        746,417        0.1%
    WPP P.L.C.                                                 61,792      1,443,622        0.1%
    WPP P.L.C. Sponsored ADR                                    3,436        402,527        0.0%
    WS Atkins P.L.C.                                           27,702        540,556        0.0%
    Xaar P.L.C.                                                11,107         78,671        0.0%
*   Xchanging P.L.C.                                           16,996         46,965        0.0%
    Zoopla Property Group P.L.C.                                2,830         12,206        0.0%
                                                                      --------------       ----
TOTAL UNITED KINGDOM                                                     191,812,013       13.0%
                                                                      --------------       ----
UNITED STATES -- (0.0%)
    International Game Technology P.L.C.                        2,733         47,390        0.0%
                                                                      --------------       ----
TOTAL COMMON STOCKS                                                    1,448,027,905       98.4%
                                                                      --------------       ----
PREFERRED STOCKS -- (0.8%)

BRAZIL -- (0.5%)
    Alpargatas SA                                              44,900        120,760        0.0%
    Banco ABC Brasil SA                                        23,681         81,593        0.0%
    Banco Bradesco SA                                          66,660        501,997        0.1%
    Banco Bradesco SA ADR                                      55,308        413,151        0.0%
    Banco do Estado do Rio Grande do Sul SA Class B            58,425        144,566        0.0%
    Braskem SA Class A                                         31,067        221,762        0.0%
    Centrais Eletricas Brasileiras SA Class B                  43,000        160,160        0.0%
    Cia Brasileira de Distribuicao                             23,308        342,987        0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                    2,600         30,413        0.0%
    Cia de Transmissao de Energia Eletrica Paulista             5,667         93,098        0.0%
    Cia Energetica de Minas Gerais                             94,400        188,018        0.0%
    Cia Energetica de Sao Paulo Class B                        37,300        156,174        0.0%
    Cia Paranaense de Energia                                  12,400        102,070        0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA      9,800         24,448        0.0%
    Gerdau SA                                                 200,788        455,958        0.1%
    Itau Unibanco Holding SA                                  117,395      1,121,981        0.1%
    Itau Unibanco Holding SA ADR                               60,280        574,468        0.1%
    Lojas Americanas SA                                        58,080        270,705        0.0%
    Marcopolo SA                                              155,900        106,978        0.0%
*   Oi SA                                                      43,868         13,010        0.0%
*   Petroleo Brasileiro SA                                    245,246        729,481        0.1%
*   Petroleo Brasileiro SA Sponsored ADR                       42,200        248,980        0.0%
    Randon SA Implementos e Participacoes                      26,100         21,628        0.0%
    Suzano Papel e Celulose SA Class A                         46,538        177,668        0.0%
    Telefonica Brasil SA                                        8,370        103,090        0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A            123,935         90,089        0.0%
    Vale SA                                                    80,600        368,872        0.0%
    Vale SA Sponsored ADR                                      14,280         64,831        0.0%
                                                                      --------------       ----
TOTAL BRAZIL                                                               6,928,936        0.5%
                                                                      --------------       ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                            38,816        131,925        0.0%
                                                                      --------------       ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                        39,725         29,145        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
COLOMBIA -- (Continued)
    Banco Davivienda SA                                         8,823 $    83,129        0.0%
    Grupo de Inversiones Suramericana SA                        3,576      47,702        0.0%
                                                                      -----------        ---
TOTAL COLOMBIA                                                            159,976        0.0%
                                                                      -----------        ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                 6,158     490,296        0.0%
#   Biotest AG                                                  3,598      65,371        0.0%
    Draegerwerk AG & Co. KGaA                                     941      62,528        0.0%
    Fuchs Petrolub SE                                           8,076     345,820        0.0%
    Henkel AG & Co. KGaA                                        2,780     317,528        0.0%
    Jungheinrich AG                                             4,756     448,709        0.0%
    Porsche Automobil Holding SE                               10,028     560,197        0.1%
    Sartorius AG                                                1,051     259,725        0.0%
    Sixt SE                                                     5,162     226,102        0.0%
    STO SE & Co. KGaA                                             585      72,248        0.0%
    Villeroy & Boch AG                                            987      15,345        0.0%
    Volkswagen AG                                              14,555   2,111,394        0.2%
                                                                      -----------        ---
TOTAL GERMANY                                                           4,975,263        0.3%
                                                                      -----------        ---
UNITED KINGDOM -- (0.0%)
    McBride                                                   747,660       1,092        0.0%
                                                                      -----------        ---
TOTAL PREFERRED STOCKS                                                 12,197,192        0.8%
                                                                      -----------        ---
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A Rights 05/27/16         69          42        0.0%
*   Cia de Transmissao de Energia Eletrica Paulista Rights
      05/05/16                                                    124         402        0.0%
*   Randon SA Implementos e Participacoes Rights 05/12/16       3,816         455        0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A Rights
      05/23/16                                                 25,099         584        0.0%
                                                                      -----------        ---
TOTAL BRAZIL                                                                1,483        0.0%
                                                                      -----------        ---
GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16                                        566         616        0.0%
                                                                      -----------        ---
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 4/24/20                      65,840       7,833        0.0%
                                                                      -----------        ---
SOUTH KOREA -- (0.0%)
*   PARU Co. Rights 01/06/16                                    5,090       6,231        0.0%
                                                                      -----------        ---
SWEDEN -- (0.0%)
*   Hemfosa Fastigheter AB Rights 5/10/16                      20,269       7,320        0.0%
                                                                      -----------        ---
THAILAND -- (0.0%)
*   Banpu Public Co., Ltd. Rights 05/31/16                     68,900      30,771        0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES      VALUE++      ASSETS**
                                                                ---------- -------------- ----------
THAILAND -- (Continued)
*     True Corp. PCL Rights 06/30/16                               320,756 $        2,755        0.0%
                                                                           --------------      -----
TOTAL THAILAND                                                                     33,526        0.0%
                                                                           --------------      -----
TOTAL RIGHTS/WARRANTS                                                              57,009        0.0%
                                                                           --------------      -----
TOTAL INVESTMENT SECURITIES                                                 1,460,282,106
                                                                           --------------

                                                                              VALUE+
                                                                           --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund                            10,940,211    126,578,247        8.6%
                                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,632,847,885)                        $1,586,860,353      107.8%
                                                                           ==============      =====

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia                     $   798,326 $ 71,670,517   --    $ 72,468,843
    Austria                                --    7,037,381   --       7,037,381
    Belgium                           550,595   17,694,429   --      18,245,024
    Brazil                         19,849,306           --   --      19,849,306
    Canada                         92,592,071       11,178   --      92,603,249
    Chile                             934,057    2,850,681   --       3,784,738
    China                           4,553,162   67,081,791   --      71,634,953
    Colombia                        1,210,611        1,802   --       1,212,413
    Czech Republic                         --      292,472   --         292,472
    Denmark                           298,142   21,258,130   --      21,556,272
    Egypt                                  --      117,060   --         117,060
    Finland                           182,349   18,745,905   --      18,928,254
    France                          1,729,487   78,116,062   --      79,845,549
    Germany                         2,522,140   75,684,328   --      78,206,468
    Greece                                 --      413,574   --         413,574
    Hong Kong                         114,214   32,865,401   --      32,979,615
    Hungary                                --      985,664   --         985,664
    India                             894,021   30,092,793   --      30,986,814
    Indonesia                         160,110    7,841,835   --       8,001,945
    Ireland                         1,290,883    5,075,361   --       6,366,244
    Isle of Man                            --       21,793   --          21,793
    Israel                          2,583,641    4,629,231   --       7,212,872
    Italy                             163,079   30,964,483   --      31,127,562
    Japan                           3,090,533  251,519,409   --     254,609,942
    Malaysia                               --   10,306,200   --      10,306,200
    Mexico                         15,229,451           --   --      15,229,451
    Netherlands                     2,824,020   28,026,271   --      30,850,291
    New Zealand                            --    6,520,871   --       6,520,871
    Norway                            332,056    9,118,872   --       9,450,928
    Peru                              197,442           --   --         197,442
    Philippines                        33,210    4,750,396   --       4,783,606
    Poland                                 --    4,579,048   --       4,579,048
    Portugal                               --    3,849,511   --       3,849,511
    Russia                            219,950    3,852,843   --       4,072,793
    Singapore                              --   12,812,884   --      12,812,884
    South Africa                    4,616,104   23,298,803   --      27,914,907
    South Korea                     1,074,981   62,406,014   --      63,480,995
    Spain                             808,834   29,628,707   --      30,437,541
    Sweden                             90,745   33,392,326   --      33,483,071
    Switzerland                     3,348,763   75,124,667   --      78,473,430
    Taiwan                          2,644,437   44,894,520   --      47,538,957
    Thailand                        8,236,273      109,921   --       8,346,194
    Turkey                             25,920    5,326,455   --       5,352,375
    United Kingdom                 43,695,250  148,116,763   --     191,812,013
    United States                      47,390           --   --          47,390
 Preferred Stocks
    Brazil                          6,928,936           --   --       6,928,936
    Chile                                  --      131,925   --         131,925
    Colombia                          159,976           --   --         159,976
    Germany                                --    4,975,263   --       4,975,263
    United Kingdom                         --        1,092   --           1,092
 Rights/Warrants
    Brazil                                 --        1,483   --           1,483
    Germany                                --          616   --             616
    Singapore                              --        7,833   --           7,833
    South Korea                            --        6,231   --           6,231

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   Sweden                                --          7,320  --           7,320
   Thailand                              --         33,526  --          33,526
Securities Lending Collateral            --    126,578,247  --     126,578,247
Forward Currency Contracts**             --            (15) --             (15)
                               ------------ --------------  --  --------------
TOTAL                          $224,030,465 $1,362,829,873  --  $1,586,860,338
                               ============ ==============  ==  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
COMMON STOCKS -- (90.8%)

BELGIUM -- (0.0%)
*   Viohalco SA                                                    2,678 $     3,499        0.0%
                                                                         -----------        ---
BRAZIL -- (6.2%)
    AES Tiete Energia SA                                       1,417,608   5,820,055        0.0%
    Aliansce Shopping Centers SA                                 864,711   3,869,420        0.0%
    Alupar Investimento SA                                       325,570   1,254,286        0.0%
    AMBEV SA                                                   1,591,620   8,973,326        0.1%
    AMBEV SA ADR                                              12,546,714  70,136,131        0.4%
    Arezzo Industria e Comercio SA                               465,631   3,283,144        0.0%
*   B2W Cia Digital                                              866,578   3,451,949        0.0%
    Banco Bradesco SA                                          2,894,570  23,641,338        0.1%
    Banco do Brasil SA                                         3,734,346  24,007,092        0.2%
    Banco Santander Brasil SA                                    469,768   2,535,115        0.0%
    Banco Santander Brasil SA ADR                                140,666     756,783        0.0%
    BB Seguridade Participacoes SA                             2,736,142  23,866,907        0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros   13,220,623  66,040,649        0.4%
    BR Malls Participacoes SA                                  3,816,509  18,787,089        0.1%
*   Brasil Brokers Participacoes SA                            1,336,822     711,313        0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          9,400      32,798        0.0%
    Braskem SA Sponsored ADR                                     584,013   8,322,185        0.1%
    BRF SA                                                     2,158,888  30,883,852        0.2%
    BRF SA ADR                                                 1,255,318  17,850,622        0.1%
    BTG Pactual Group                                             20,400     116,554        0.0%
    CCR SA                                                     6,293,596  29,608,311        0.2%
*   Centrais Eletricas Brasileiras SA                          1,615,400   3,658,927        0.0%
    Centrais Eletricas Brasileiras SA ADR                        130,848     486,755        0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR              262,375     579,849        0.0%
    CETIP SA - Mercados Organizados                            1,913,550  23,490,610        0.1%
    Cia Brasileira de Distribuicao ADR                           194,588   2,850,714        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo            1,072,328   8,231,289        0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR          976,227   7,458,374        0.1%
    Cia de Saneamento de Minas Gerais-COPASA                     484,388   3,028,085        0.0%
    Cia Energetica de Minas Gerais                               330,413     681,145        0.0%
    Cia Energetica de Minas Gerais Sponsored ADR               1,059,060   2,075,757        0.0%
    Cia Hering                                                 1,854,852   7,582,822        0.1%
    Cia Paranaense de Energia                                    150,400     812,949        0.0%
    Cia Paranaense de Energia Sponsored ADR                      283,710   2,346,282        0.0%
    Cia Siderurgica Nacional SA                                2,985,755  11,407,377        0.1%
    Cia Siderurgica Nacional SA Sponsored ADR                  3,613,990  13,660,882        0.1%
    Cielo SA                                                   3,364,690  32,773,747        0.2%
    Cosan Logistica SA(BR17H74)                                  655,006     156,169        0.0%
*   Cosan Logistica SA(BYYP8M6)                                1,764,422     410,420        0.0%
    Cosan SA Industria e Comercio                                906,832   8,395,299        0.1%
*   CPFL Energia SA                                              850,104   4,906,466        0.0%
*   CPFL Energia SA ADR                                          229,674   2,659,625        0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                 162,900     899,935        0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    2,923,817   8,730,857        0.1%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                               15,734      44,605        0.0%
    Dimed SA Distribuidora da Medicamentos                         1,500     149,160        0.0%
    Direcional Engenharia SA                                     977,281   1,747,555        0.0%
    Duratex SA                                                 2,469,058   5,621,203        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
BRAZIL -- (Continued)
    EcoRodovias Infraestrutura e Logistica SA                 2,228,743 $ 4,860,238        0.0%
    EDP - Energias do Brasil SA                               2,663,437   9,912,624        0.1%
    Embraer SA ADR                                              884,923  20,441,721        0.1%
    Equatorial Energia SA                                     1,798,397  22,244,329        0.1%
    Estacio Participacoes SA                                  1,744,834   6,022,005        0.0%
    Eternit SA                                                1,097,920     529,926        0.0%
    Even Construtora e Incorporadora SA                       2,667,177   2,838,371        0.0%
    Ez Tec Empreendimentos e Participacoes SA                   613,715   2,980,020        0.0%
    Fibria Celulose SA                                          438,342   3,872,016        0.0%
    Fibria Celulose SA Sponsored ADR                          1,057,881   9,372,826        0.1%
    Fleury SA                                                   588,063   4,271,226        0.0%
    Fras-Le SA                                                    6,000       6,472        0.0%
    GAEC Educacao SA                                            135,900     414,506        0.0%
    Gafisa SA                                                 2,012,500   1,357,563        0.0%
    Gafisa SA ADR                                             1,399,277   1,847,046        0.0%
    Gerdau SA                                                   863,482   1,421,039        0.0%
    Gerdau SA Sponsored ADR                                   4,273,552   9,530,021        0.1%
    Gol Linhas Aereas Inteligentes SA ADR                        20,897     147,530        0.0%
    Grendene SA                                                 707,528   3,495,210        0.0%
    Guararapes Confeccoes SA                                     57,932     976,805        0.0%
    Helbor Empreendimentos SA                                 1,103,669     484,565        0.0%
    Hypermarcas SA                                            1,498,138  13,216,110        0.1%
    Iguatemi Empresa de Shopping Centers SA                     904,744   7,023,818        0.0%
*   International Meal Co. Alimentacao SA                       488,676     596,769        0.0%
    Iochpe Maxion SA                                            893,703   3,780,876        0.0%
    Itau Unibanco Holding SA                                  1,023,818   8,504,901        0.1%
    JBS SA                                                    6,615,014  17,387,432        0.1%
*   JHSF Participacoes SA                                       619,229     266,471        0.0%
*   Joao Fortes Engenharia SA                                    20,369      13,266        0.0%
    JSL SA                                                      519,318   1,392,197        0.0%
    Kepler Weber SA                                             102,004     469,499        0.0%
    Klabin SA                                                 2,601,807  13,185,868        0.1%
    Kroton Educacional SA                                     8,043,206  29,934,735        0.2%
    Light SA                                                    900,896   2,698,038        0.0%
    Linx SA                                                      82,873   1,139,752        0.0%
    Localiza Rent a Car SA                                    1,364,948  13,096,833        0.1%
*   Log-in Logistica Intermodal SA                              166,379      69,662        0.0%
    Lojas Americanas SA                                       1,201,664   3,867,827        0.0%
    Lojas Renner SA                                           4,484,089  27,079,895        0.2%
    LPS Brasil Consultoria de Imoveis SA                        419,180     365,644        0.0%
    M Dias Branco SA                                            267,585   6,208,703        0.0%
*   Magnesita Refratarios SA                                    262,910   1,070,218        0.0%
    Mahle-Metal Leve SA                                         535,700   3,524,865        0.0%
*   Marfrig Global Foods SA                                   4,099,073   7,735,112        0.1%
    Marisa Lojas SA                                             302,121     757,224        0.0%
*   Mills Estruturas e Servicos de Engenharia SA                631,090     772,520        0.0%
*   Minerva SA                                                1,382,685   4,249,467        0.0%
    MRV Engenharia e Participacoes SA                         3,349,755  11,707,220        0.1%
    Multiplan Empreendimentos Imobiliarios SA                   388,416   6,657,592        0.0%
    Multiplus SA                                                550,448   6,073,854        0.0%
    Natura Cosmeticos SA                                      1,204,000   8,926,946        0.1%
    Odontoprev SA                                             2,329,620   7,085,215        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                SHARES      VALUE++      ASSETS**
                                                              ---------- -------------- ----------
BRAZIL -- (Continued)
*   Oi SA                                                        493,530 $      123,409        0.0%
*   Oi SA ADR                                                     12,535         15,418        0.0%
*   Paranapanema SA                                            1,714,131        887,157        0.0%
*   Petroleo Brasileiro SA                                     4,010,873     15,475,550        0.1%
*   Petroleo Brasileiro SA Sponsored ADR                       3,804,709     29,334,306        0.2%
    Porto Seguro SA                                              970,253      7,814,497        0.1%
    Portobello SA                                                150,900        109,690        0.0%
*   Prumo Logistica SA                                             9,620         19,580        0.0%
    QGEP Participacoes SA                                        990,900      1,175,510        0.0%
    Qualicorp SA                                               2,487,865     10,778,277        0.1%
    Raia Drogasil SA                                           1,355,925     21,699,531        0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                  672,323        822,993        0.0%
    Rodobens Negocios Imobiliarios SA                            142,921        222,324        0.0%
*   Rumo Logistica Operadora Multimodal SA                     3,878,331      4,826,418        0.0%
    Santos Brasil Participacoes SA                               418,645      1,576,347        0.0%
    Sao Carlos Empreendimentos e Participacoes SA                  8,800         71,362        0.0%
    Sao Martinho SA                                              551,287      7,169,897        0.0%
    Ser Educacional SA                                            66,400        221,060        0.0%
    SLC Agricola SA                                              678,924      3,063,720        0.0%
    Smiles SA                                                    506,005      5,870,349        0.0%
    Sonae Sierra Brasil SA                                       197,218        986,305        0.0%
    Sul America SA                                             1,963,274      9,561,631        0.1%
    Technos SA                                                   104,816        149,334        0.0%
    Tecnisa SA                                                 1,033,095        832,063        0.0%
    Telefonica Brasil SA ADR                                     478,639      5,896,832        0.0%
*   Tereos Internacional SA                                        2,128         35,666        0.0%
    Tim Participacoes SA                                       3,155,037      7,008,645        0.0%
    Tim Participacoes SA ADR                                     307,211      3,406,970        0.0%
    Totvs SA                                                   1,159,769      9,509,482        0.1%
    TPI - Triunfo Participacoes e Investimentos SA               168,927        264,743        0.0%
    Tractebel Energia SA                                         951,409     10,553,537        0.1%
    Transmissora Alianca de Energia Eletrica SA                1,365,156      7,764,033        0.1%
    Ultrapar Participacoes SA                                  2,067,950     43,544,650        0.3%
    Ultrapar Participacoes SA Sponsored ADR                       70,325      1,475,419        0.0%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)              211,447        148,168        0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)              189,344        247,742        0.0%
    Vale SA                                                    1,499,814      8,586,563        0.1%
    Vale SA Sponsored ADR                                      2,550,551     14,461,624        0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                              840,749      8,555,998        0.1%
    Via Varejo SA                                                106,900        190,535        0.0%
    WEG SA                                                     2,789,246     12,311,043        0.1%
                                                                         --------------        ---
TOTAL BRAZIL                                                              1,071,448,743        6.5%
                                                                         --------------        ---
CHILE -- (1.5%)
    AES Gener SA                                              10,960,509      5,570,261        0.0%
    Aguas Andinas SA Class A                                  16,893,878      9,808,289        0.1%
    Banco de Chile                                            35,703,817      3,899,549        0.0%
    Banco de Chile ADR                                            92,671      6,103,338        0.0%
    Banco de Credito e Inversiones                               197,535      8,507,213        0.1%
    Banco Santander Chile                                      7,858,377        380,655        0.0%
    Banco Santander Chile ADR                                    640,346     12,422,712        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
CHILE -- (Continued)
    Banmedica SA                                                  638,367 $ 1,081,071        0.0%
    Besalco SA                                                  1,451,429     498,290        0.0%
    CAP SA                                                        495,989   1,764,092        0.0%
    Cementos BIO BIO SA                                           180,149     157,514        0.0%
    Cencosud SA                                                 4,195,255  11,303,890        0.1%
    Cencosud SA ADR                                                 6,235      51,252        0.0%
    Cia Cervecerias Unidas SA                                     276,048   3,099,646        0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       185,834   4,166,398        0.0%
*   Cia Sud Americana de Vapores SA                            28,533,494     603,186        0.0%
    Clinica LAS Condes SA                                             309      18,035        0.0%
    Colbun SA                                                  34,960,428   9,507,315        0.1%
    Cristalerias de Chile SA                                       59,157     428,081        0.0%
    E.CL SA                                                     3,546,662   6,167,090        0.0%
    Embotelladora Andina SA Class A ADR                             2,422      45,800        0.0%
    Embotelladora Andina SA Class B ADR                            61,030   1,248,064        0.0%
    Empresa Nacional de Electricidad SA                         4,972,821   4,629,086        0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR             208,216   5,798,816        0.0%
    Empresa Nacional de Telecomunicaciones SA                     948,918   8,326,955        0.1%
*   Empresas AquaChile SA                                         433,769     138,375        0.0%
    Empresas CMPC SA                                            5,562,170  12,571,766        0.1%
    Empresas COPEC SA                                           1,239,727  12,385,533        0.1%
    Empresas Hites SA                                           1,075,010     463,935        0.0%
*   Empresas La Polar SA                                        4,999,652     247,039        0.0%
    Endesa Americas SA                                          4,972,821   2,348,236        0.0%
    ENDESA AMERICAS SA ADR ADR                                    208,216   2,942,092        0.0%
    Enersis Americas SA                                        15,150,378   2,612,072        0.0%
    Enersis Americas SA Sponsored ADR                           2,026,836  17,349,716        0.1%
    Enersis Chile SA                                           15,150,378   1,847,834        0.0%
    ENERSIS CHILE SA ADR                                        2,026,836  12,910,945        0.1%
    Enjoy SA                                                      407,211      33,119        0.0%
    Forus SA                                                      548,599   1,654,333        0.0%
    Gasco SA                                                       74,268     577,574        0.0%
    Grupo Security SA                                             718,855     221,018        0.0%
    Inversiones Aguas Metropolitanas SA                         4,164,670   6,738,541        0.0%
    Inversiones La Construccion SA                                 87,267   1,029,116        0.0%
    Itau CorpBanca(45033E105)                                      67,973     921,714        0.0%
    Itau CorpBanca(BYT25P4)                                   965,806,235   8,798,607        0.1%
*   Latam Airlines Group SA(2518932)                              121,449     866,100        0.0%
*   Latam Airlines Group SA(B8L1G76)                              105,702     697,048        0.0%
*   Latam Airlines Group SA Sponsored ADR                       1,372,922   9,857,580        0.1%
    Masisa SA                                                  11,644,667     398,575        0.0%
    Molibdenos y Metales SA                                        84,984     527,332        0.0%
    Multiexport Foods SA                                        2,734,356     585,666        0.0%
    Parque Arauco SA                                            4,586,184   8,917,435        0.1%
    PAZ Corp. SA                                                1,360,626     871,673        0.0%
    Ripley Corp. SA                                             6,437,970   3,161,519        0.0%
    SACI Falabella                                              1,564,009  11,850,689        0.1%
    Salfacorp SA                                                  677,204     480,296        0.0%
    Sigdo Koppers SA                                            1,756,594   2,474,348        0.0%
    Sociedad Matriz SAAM SA                                    16,442,528   1,277,607        0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           406,849   8,474,665        0.1%
    Socovesa SA                                                 1,364,609     301,519        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                SHARES      VALUE++     ASSETS**
                                                              ----------- ------------ ----------
CHILE -- (Continued)
    Sonda SA                                                    2,788,428 $  5,554,738        0.0%
*   Tech Pack SA                                                  201,054      104,348        0.0%
    Vina Concha y Toro SA                                       2,401,847    4,028,116        0.0%
    Vina Concha y Toro SA Sponsored ADR                            27,985      947,292        0.0%
                                                                          ------------        ---
TOTAL CHILE                                                                252,754,709        1.5%
                                                                          ------------        ---
CHINA -- (13.2%)
    361 Degrees International, Ltd.                             4,505,000    1,612,634        0.0%
    AAC Technologies Holdings, Inc.                             1,124,000    7,779,954        0.1%
    Agile Property Holdings, Ltd.                              11,678,465    6,631,689        0.1%
    Agricultural Bank of China, Ltd. Class H                   40,297,460   14,543,877        0.1%
    Air China, Ltd. Class H                                     4,584,000    3,470,473        0.0%
    Ajisen China Holdings, Ltd.                                 2,158,000      912,862        0.0%
*   Alibaba Health Information Technology, Ltd.                 3,838,000    2,579,490        0.0%
#*  Alibaba Pictures Group, Ltd.                               15,500,000    3,621,086        0.0%
*   Aluminum Corp. of China, Ltd. ADR                             229,002    1,932,777        0.0%
#*  Aluminum Corp. of China, Ltd. Class H                       4,402,000    1,471,811        0.0%
    AMVIG Holdings, Ltd.                                        1,688,000      695,046        0.0%
#   Angang Steel Co., Ltd. Class H                              5,103,160    2,400,323        0.0%
#   Anhui Conch Cement Co., Ltd. Class H                        2,872,500    7,569,231        0.1%
    Anhui Expressway Co., Ltd. Class H                          2,206,000    1,759,446        0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                       589,130      129,543        0.0%
    Anta Sports Products, Ltd.                                  3,791,000    9,656,543        0.1%
#*  Anton Oilfield Services Group                               8,334,000      824,057        0.0%
#*  Anxin-China Holdings, Ltd.                                 13,373,000      124,474        0.0%
#   Asia Cement China Holdings Corp.                            2,581,500      560,979        0.0%
#*  Asian Citrus Holdings, Ltd.                                 3,478,000      254,826        0.0%
    Aupu Group Holding Co., Ltd.                                   84,000       22,684        0.0%
*   Ausnutria Dairy Corp., Ltd.                                    67,000       20,039        0.0%
*   AVIC International Holding HK, Ltd.                         5,050,000      382,133        0.0%
#   AVIC International Holdings, Ltd. Class H                     896,000      490,336        0.0%
    AviChina Industry & Technology Co., Ltd. Class H            7,135,212    4,973,508        0.0%
    BAIC Motor Corp., Ltd. Class H                                164,000      137,071        0.0%
    Bank of China, Ltd. Class H                               140,558,702   56,911,425        0.4%
    Bank of Chongqing Co., Ltd. Class H                         1,368,000    1,080,608        0.0%
    Bank of Communications Co., Ltd. Class H                   14,957,618    9,427,299        0.1%
#   Baoxin Auto Group, Ltd.                                     4,133,500    2,615,159        0.0%
    Baoye Group Co., Ltd. Class H                               1,512,440      995,769        0.0%
    BBMG Corp. Class H                                          4,823,702    3,519,110        0.0%
#   Beijing Capital International Airport Co., Ltd. Class H     8,336,000    8,975,855        0.1%
    Beijing Capital Land, Ltd. Class H                          7,686,000    3,040,065        0.0%
#*  Beijing Development HK, Ltd.                                  437,000       93,819        0.0%
    Beijing Enterprises Holdings, Ltd.                          1,494,528    7,823,313        0.1%
#   Beijing Enterprises Water Group, Ltd.                       4,998,469    2,981,263        0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             7,368,000    2,315,217        0.0%
    Beijing North Star Co., Ltd. Class H                        3,172,000    1,011,518        0.0%
#*  Beijing Properties Holdings, Ltd.                           2,694,967      187,088        0.0%
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H                                           449,000      259,923        0.0%
    Belle International Holdings, Ltd.                         20,014,114   12,205,727        0.1%
    Best Pacific International Holdings, Ltd.                     138,000       81,893        0.0%
    Besunyen Holdings Co., Ltd.                                   230,000       23,000        0.0%
#   Biostime International Holdings, Ltd.                       1,258,500    3,495,876        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                SHARES      VALUE++     ASSETS**
                                                              ----------- ------------ ----------
CHINA -- (Continued)
#   Bloomage Biotechnology Corp., Ltd.                            685,000 $  1,341,668        0.0%
#   Boer Power Holdings, Ltd.                                   1,482,000      831,240        0.0%
#   Bolina Holding Co., Ltd.                                    1,304,000      299,084        0.0%
    Bosideng International Holdings, Ltd.                      17,346,157    1,404,970        0.0%
    Boyaa Interactive International, Ltd.                         961,000      376,627        0.0%
    Bracell, Ltd.                                                  23,000        2,877        0.0%
    Brilliance China Automotive Holdings, Ltd.                  4,682,000    4,624,073        0.0%
    Brilliant Circle Holdings International, Ltd.                  60,000       10,438        0.0%
    Broad Greenstate International Co., Ltd.                    1,140,000      232,764        0.0%
#*  Byd Co., Ltd. Class H                                       1,080,800    6,320,623        0.1%
*   BYD Electronic International Co., Ltd.                      6,193,222    3,546,815        0.0%
    C C Land Holdings, Ltd.                                     8,073,354    2,350,602        0.0%
#*  C.banner International Holdings, Ltd.                         689,000      280,283        0.0%
    Cabbeen Fashion, Ltd.                                         642,000      260,660        0.0%
*   Capital Environment Holdings, Ltd.                          1,086,000       39,718        0.0%
    Carrianna Group Holdings Co., Ltd.                          1,640,877      179,506        0.0%
    CECEP COSTIN New Materials Group, Ltd.                      2,394,000      218,676        0.0%
    Central China Real Estate, Ltd.                             3,739,074      712,330        0.0%
#   Central China Securities Co., Ltd. Class H                  2,625,000    1,297,908        0.0%
#   Century Sunshine Group Holdings, Ltd.                      12,975,000      643,113        0.0%
*   CGN Meiya Power Holdings Co., Ltd.                            720,000      108,597        0.0%
    CGN Power Co., Ltd. Class H                                 8,348,000    2,674,523        0.0%
    Changshouhua Food Co., Ltd.                                 1,543,000      754,294        0.0%
    Chanjet Information Technology Co., Ltd. Class H               31,800       47,392        0.0%
*   Chaoda Modern Agriculture Holdings, Ltd.                    3,812,910       81,773        0.0%
#*  Chaowei Power Holdings, Ltd.                                2,338,000    1,495,069        0.0%
*   Chia Tai Enterprises International, Ltd.                      124,896       33,440        0.0%
*   Chigo Holding, Ltd.                                        22,124,000      272,978        0.0%
#   China Aerospace International Holdings, Ltd.               13,778,600    1,768,671        0.0%
#*  China Agri-Industries Holdings, Ltd.                       14,320,800    4,888,188        0.0%
#   China Aircraft Leasing Group Holdings, Ltd.                   662,500      693,145        0.0%
#   China All Access Holdings, Ltd.                             3,528,000    1,131,452        0.0%
*   China Animal Healthcare, Ltd.                               1,485,000      186,656        0.0%
    China Aoyuan Property Group, Ltd.                           7,177,000    1,420,933        0.0%
*   China Automation Group, Ltd.                                3,425,000      490,112        0.0%
    China BlueChemical, Ltd. Class H                           11,223,122    2,611,702        0.0%
    China Child Care Corp., Ltd.                                2,314,000      178,249        0.0%
    China Cinda Asset Management Co., Ltd. Class H             25,120,000    8,225,904        0.1%
*   China CITIC Bank Corp., Ltd. Class H                       18,236,607   11,460,547        0.1%
*   China City Railway Transportation Technology Holdings
      Co., Ltd.                                                 1,168,000      202,281        0.0%
#   China Coal Energy Co., Ltd. Class H                        12,732,168    6,044,746        0.1%
    China Communications Construction Co., Ltd. Class H         7,412,387    8,897,347        0.1%
    China Communications Services Corp., Ltd. Class H          13,071,327    6,169,576        0.1%
    China Conch Venture Holdings, Ltd.                            865,500    1,755,648        0.0%
    China Construction Bank Corp. Class H                     226,793,302  144,042,560        0.9%
#*  China COSCO Holdings Co., Ltd. Class H                     11,449,000    4,455,557        0.0%
#*  China Datang Corp. Renewable Power Co., Ltd. Class H       11,482,000    1,355,937        0.0%
    China Dongxiang Group Co., Ltd.                            17,209,888    3,566,613        0.0%
#*  China Dredging Environment Protection Holdings, Ltd.        2,420,000      335,883        0.0%
*   China Dynamics Holdings, Ltd.                               4,860,000      227,884        0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                  4,470,000    2,443,764        0.0%
#   China Electronics Corp. Holdings Co., Ltd.                  2,214,000      656,770        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
CHINA -- (Continued)
#   China Energine International Holdings, Ltd.                2,088,000 $    160,850        0.0%
    China Everbright Bank Co., Ltd. Class H                    6,236,000    2,811,687        0.0%
    China Everbright International, Ltd.                       7,719,000    8,671,374        0.1%
    China Everbright, Ltd.                                     3,868,896    7,617,589        0.1%
#*  China Fiber Optic Network System Group, Ltd.               3,376,800      394,439        0.0%
    China Financial Services Holdings, Ltd.                      548,000       48,617        0.0%
*   China First Capital Group, Ltd.                              736,000      480,277        0.0%
#*  China Foods, Ltd.                                          3,058,000    1,119,029        0.0%
    China Galaxy Securities Co., Ltd. Class H                 13,750,500   12,060,429        0.1%
#   China Gas Holdings, Ltd.                                   5,428,000    7,850,553        0.1%
*   China Glass Holdings, Ltd.                                 4,226,000      543,110        0.0%
*   China Greenland Rundong Auto Group, Ltd.                     422,000      154,862        0.0%
#*  China Hanking Holdings, Ltd.                               2,199,000      229,095        0.0%
    China Harmony New Energy Auto Holding, Ltd.                3,038,500    1,880,716        0.0%
#*  China High Precision Automation Group, Ltd.                1,360,000       40,106        0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.    6,499,007    5,003,233        0.0%
#   China Hongqiao Group, Ltd.                                 6,801,000    4,977,783        0.0%
*   China Household Holdings, Ltd.                             1,525,000       20,976        0.0%
#   China Huishan Dairy Holdings Co., Ltd.                     4,837,000    1,799,506        0.0%
*   China Huiyuan Juice Group, Ltd.                            4,554,500    2,014,203        0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    321,100      502,740        0.0%
#*  China ITS Holdings Co., Ltd.                               2,751,096      194,201        0.0%
#   China Jinmao Holdings Group, Ltd.                         20,712,976    5,956,874        0.1%
    China Lesso Group Holdings, Ltd.                           6,124,000    3,351,321        0.0%
    China Life Insurance Co., Ltd. ADR                           881,250   10,143,187        0.1%
    China Life Insurance Co., Ltd. Class H                     1,119,000    2,577,679        0.0%
    China Lilang, Ltd.                                         2,634,000    1,687,276        0.0%
*   China Longevity Group Co., Ltd.                              893,399       29,600        0.0%
    China Longyuan Power Group Corp., Ltd. Class H             9,942,000    6,852,831        0.1%
    China LotSynergy Holdings, Ltd.                           11,340,000      465,414        0.0%
#*  China Lumena New Materials Corp.                          15,666,000           --        0.0%
    China Machinery Engineering Corp. Class H                  2,331,000    1,580,679        0.0%
#   China Maple Leaf Educational Systems, Ltd.                 1,264,000      998,874        0.0%
    China Medical System Holdings, Ltd.                        4,698,800    6,097,624        0.1%
    China Mengniu Dairy Co., Ltd.                              4,401,000    7,442,623        0.1%
    China Merchants Bank Co., Ltd. Class H                     9,966,146   21,857,683        0.1%
    China Merchants Holdings International Co., Ltd.           4,053,526   12,049,622        0.1%
    China Merchants Land, Ltd.                                 3,266,000      495,061        0.0%
#   China Metal Recycling Holdings, Ltd.                       1,955,133           --        0.0%
    China Minsheng Banking Corp., Ltd. Class H                12,770,800   11,979,124        0.1%
    China Mobile, Ltd.                                         3,556,500   40,831,337        0.3%
    China Mobile, Ltd. Sponsored ADR                           1,846,091  106,187,154        0.7%
#   China Modern Dairy Holdings, Ltd.                         11,323,000    2,078,128        0.0%
#   China Molybdenum Co., Ltd. Class H                         5,721,000      958,798        0.0%
#   China National Building Material Co., Ltd. Class H        18,226,000    9,443,509        0.1%
    China National Materials Co., Ltd. Class H                 7,137,000    1,884,561        0.0%
*   China New Town Development Co., Ltd.                       5,843,677      232,906        0.0%
#*  China NT Pharma Group Co., Ltd.                            2,271,500      668,394        0.0%
#*  China Oil & Gas Group, Ltd.                               27,140,000    1,951,820        0.0%
#   China Oilfield Services, Ltd. Class H                      5,404,000    4,701,873        0.0%
#   China Overseas Grand Oceans Group, Ltd.                    5,138,000    1,634,878        0.0%
    China Overseas Land & Investment, Ltd.                     9,796,033   31,095,213        0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
#*  China Overseas Property Holdings, Ltd.                     2,971,344 $   415,195        0.0%
    China Pacific Insurance Group Co., Ltd. Class H            1,836,665   6,440,162        0.1%
    China Petroleum & Chemical Corp. ADR                         211,889  14,995,370        0.1%
    China Petroleum & Chemical Corp. Class H                  23,394,400  16,515,480        0.1%
#   China Pioneer Pharma Holdings, Ltd.                        1,501,000     354,928        0.0%
    China Power International Development, Ltd.               12,451,200   5,314,408        0.0%
#   China Power New Energy Development Co., Ltd.              24,160,000   1,895,617        0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         17,017,682     547,905        0.0%
*   China Properties Group, Ltd.                               2,449,000     554,605        0.0%
#   China Railway Construction Corp., Ltd. Class H             3,172,687   4,037,477        0.0%
    China Railway Group, Ltd. Class H                          5,177,000   4,097,745        0.0%
#*  China Rare Earth Holdings, Ltd.                           10,336,399     783,518        0.0%
    China Resources Beer Holdings Company, Ltd.                3,752,246   8,225,913        0.1%
#   China Resources Cement Holdings, Ltd.                     12,006,946   3,920,061        0.0%
    China Resources Gas Group, Ltd.                            2,244,000   6,350,161        0.1%
    China Resources Land, Ltd.                                 7,720,610  18,947,335        0.1%
    China Resources Power Holdings Co., Ltd.                   5,612,820   9,467,765        0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                624,000      56,899        0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.                    3,379,000     629,899        0.0%
    China SCE Property Holdings, Ltd.                          5,004,400   1,056,012        0.0%
#*  China Shanshui Cement Group, Ltd.                         10,119,645   3,544,857        0.0%
*   China Shengmu Organic Milk, Ltd.                           1,662,000     389,493        0.0%
    China Shenhua Energy Co., Ltd. Class H                     4,033,500   6,802,116        0.1%
    China Shineway Pharmaceutical Group, Ltd.                  1,669,000   1,907,474        0.0%
#*  China Shipping Container Lines Co., Ltd. Class H          20,067,300   4,606,763        0.0%
#   China Shipping Development Co., Ltd. Class H               7,144,000   5,081,845        0.0%
#   China Silver Group, Ltd.                                   2,636,000     589,854        0.0%
#   China Singyes Solar Technologies Holdings, Ltd.            2,836,800   1,042,296        0.0%
#   China South City Holdings, Ltd.                           15,342,711   2,936,018        0.0%
    China Southern Airlines Co., Ltd. Class H                  7,234,000   4,536,025        0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               41,944   1,293,972        0.0%
    China Starch Holdings, Ltd.                                8,270,000     191,379        0.0%
    China State Construction International Holdings, Ltd.      3,483,520   5,417,342        0.0%
#   China Suntien Green Energy Corp., Ltd. Class H             8,778,000     998,661        0.0%
*   China Taifeng Beddings Holdings, Ltd.                      1,662,000      43,388        0.0%
*   China Taiping Insurance Holdings Co., Ltd.                 5,617,330  11,432,290        0.1%
    China Telecom Corp., Ltd. ADR                                136,139   6,757,940        0.1%
    China Telecom Corp., Ltd. Class H                          7,958,000   3,949,943        0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            655,500     491,043        0.0%
#*  China Traditional Chinese Medicine Co., Ltd.               2,490,000   1,168,287        0.0%
#   China Travel International Investment Hong Kong, Ltd.     14,085,892   4,141,402        0.0%
    China Unicom Hong Kong, Ltd.                              24,462,000  28,627,585        0.2%
    China Unicom Hong Kong, Ltd. ADR                           1,125,159  13,164,360        0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.         3,897,000     145,234        0.0%
    China Vanke Co., Ltd. Class H                              3,151,800   7,891,247        0.1%
    China Vast Industrial Urban Development Co., Ltd.             42,000      13,467        0.0%
#   China Water Affairs Group, Ltd.                            4,720,000   2,338,963        0.0%
#*  China Water Industry Group, Ltd.                           2,056,000     351,474        0.0%
    China XLX Fertiliser, Ltd.                                    83,000      27,880        0.0%
    China Yongda Automobiles Services Holdings, Ltd.           1,124,000     600,087        0.0%
#*  China Yurun Food Group, Ltd.                               8,117,000   1,383,768        0.0%
    China ZhengTong Auto Services Holdings, Ltd.               6,573,500   2,685,911        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
#   China Zhongwang Holdings, Ltd.                             9,693,979 $ 4,827,314        0.0%
#*  Chinasoft International, Ltd.                              5,556,000   2,001,771        0.0%
#*  Chinese People Holdings Co., Ltd.                         11,215,071     201,317        0.0%
#*  Chongqing Iron & Steel Co., Ltd. Class H                   1,700,000     285,804        0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H           7,417,962     877,911        0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H         11,825,000   6,230,178        0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                     2,446,000     402,873        0.0%
    CIFI Holdings Group Co., Ltd.                              6,174,000   1,428,718        0.0%
#   CIMC Enric Holdings, Ltd.                                  2,986,000   1,567,955        0.0%
*   CITIC Dameng Holdings, Ltd.                                1,382,000      86,097        0.0%
#*  CITIC Resources Holdings, Ltd.                            14,208,000   1,258,922        0.0%
    CITIC Securities Co., Ltd. Class H                         6,265,500  13,770,189        0.1%
    CITIC, Ltd.                                               12,082,567  17,619,940        0.1%
#*  Citychamp Watch & Jewellery Group, Ltd.                    9,788,000   1,664,498        0.0%
    Clear Media, Ltd.                                            222,000     208,920        0.0%
    CNOOC, Ltd.                                               31,188,000  38,527,169        0.2%
    CNOOC, Ltd. Sponsored ADR                                    240,300  29,660,229        0.2%
*   Coastal Greenland, Ltd.                                    3,432,000      81,846        0.0%
*   Cogobuy Group                                              1,315,000   1,902,948        0.0%
    Colour Life Services Group Co., Ltd.                         331,000     255,136        0.0%
#   Comba Telecom Systems Holdings, Ltd.                       6,773,267   1,190,588        0.0%
*   Comtec Solar Systems Group, Ltd.                           4,506,000     365,185        0.0%
    Concord New Energy Group, Ltd.                            25,115,909   1,349,312        0.0%
    Consun Pharmaceutical Group, Ltd.                            821,000     401,363        0.0%
#*  Coolpad Group, Ltd.                                       18,218,000   3,582,440        0.0%
    Cosco International Holdings, Ltd.                         1,596,000     857,790        0.0%
    COSCO Pacific, Ltd.                                        8,975,437   9,544,723        0.1%
*   Coslight Technology International Group Co., Ltd.            480,000     162,585        0.0%
#   Cosmo Lady China Holdings Co., Ltd.                          746,000     578,975        0.0%
    Country Garden Holdings Co., Ltd.                         25,151,660   9,891,811        0.1%
#   CP Pokphand Co., Ltd.                                     14,923,658   1,590,999        0.0%
#   CPMC Holdings, Ltd.                                        1,648,000     741,941        0.0%
    CRRC Corp, Ltd. Class H                                    5,489,324   5,341,522        0.0%
    CSPC Pharmaceutical Group, Ltd.                            9,806,000   8,677,502        0.1%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    280,000     432,091        0.0%
#   CT Environmental Group, Ltd.                               9,010,000   2,628,009        0.0%
    Da Ming International Holdings, Ltd.                          34,000      11,166        0.0%
*   DaChan Food Asia, Ltd.                                     1,513,087     171,597        0.0%
#   Dah Chong Hong Holdings, Ltd.                              5,242,000   2,163,019        0.0%
#   Dalian Port PDA Co., Ltd. Class H                          3,598,000   1,562,118        0.0%
    Dalian Wanda Commercial Properties Co., Ltd. Class H         183,200   1,210,406        0.0%
*   Daphne International Holdings, Ltd.                        5,604,000     842,172        0.0%
    Datang International Power Generation Co., Ltd. Class H    9,666,000   2,746,038        0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                     1,741,491   1,429,868        0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                  1,020,000       8,626        0.0%
#   Digital China Holdings, Ltd.                               4,349,000   3,008,073        0.0%
#   Dongfang Electric Corp., Ltd. Class H                      1,188,600     922,567        0.0%
    Dongfeng Motor Group Co., Ltd. Class H                     5,388,000   5,887,944        0.1%
#   Dongjiang Environmental Co., Ltd. Class H                    666,395     964,790        0.0%
#   Dongpeng Holdings Co., Ltd.                                  539,000     290,802        0.0%
#   Dongyue Group, Ltd.                                        6,893,000   1,217,421        0.0%
*   Dynagreen Environmental Protection Group Co., Ltd. Class
      H                                                        1,244,000     568,747        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
#*  Dynasty Fine Wines Group, Ltd.                             1,708,000 $    59,452        0.0%
    Embry Holdings, Ltd.                                         509,000     255,562        0.0%
    ENN Energy Holdings, Ltd.                                  2,376,000  11,589,269        0.1%
    EVA Precision Industrial Holdings, Ltd.                    6,072,516     865,729        0.0%
*   EverChina International Holdings Co., Ltd.                18,242,500     545,723        0.0%
#   Evergrande Real Estate Group, Ltd.                        29,448,000  21,835,736        0.1%
*   Evergreen International Holdings, Ltd.                     1,091,000     106,284        0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                    4,802,079     185,077        0.0%
    Fantasia Holdings Group Co., Ltd.                         11,692,019   1,546,921        0.0%
    Far East Horizon, Ltd.                                     2,639,000   2,091,389        0.0%
    Feiyu Technology International Co., Ltd.                     994,500     276,311        0.0%
#   First Tractor Co., Ltd. Class H                            1,060,000     595,903        0.0%
*   Forgame Holdings, Ltd.                                        75,100     115,990        0.0%
    Fosun International, Ltd.                                  3,752,620   5,185,060        0.0%
#   Fu Shou Yuan International Group, Ltd.                     1,760,000   1,234,801        0.0%
#   Fufeng Group, Ltd.                                         5,882,800   1,838,884        0.0%
#   Fuguiniao Co., Ltd. Class H                                  719,000     367,379        0.0%
*   Fullshare Holdings, Ltd.                                   4,430,000   1,412,689        0.0%
#   Future Land Development Holdings, Ltd.                     3,802,000     542,097        0.0%
#   GCL-Poly Energy Holdings, Ltd.                            68,332,320  10,183,118        0.1%
    Geely Automobile Holdings, Ltd.                           22,910,000  11,388,366        0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                 4,455,600     102,158        0.0%
*   Glorious Property Holdings, Ltd.                          14,937,712   1,728,624        0.0%
    Goldbond Group Holdings, Ltd.                                650,000      24,621        0.0%
#   Golden Eagle Retail Group, Ltd.                            2,730,000   3,142,948        0.0%
#   Golden Meditech Holdings, Ltd.                             8,767,713   1,138,974        0.0%
*   Goldin Properties Holdings, Ltd.                              80,000      33,093        0.0%
    Goldlion Holdings, Ltd.                                      852,866     340,511        0.0%
#   Goldpac Group, Ltd.                                          521,000     209,661        0.0%
#   GOME Electrical Appliances Holding, Ltd.                  52,239,660   6,699,861        0.1%
    Good Friend International Holdings, Inc.                     487,333     104,197        0.0%
#*  Goodbaby International Holdings, Ltd.                      3,075,000   1,726,250        0.0%
    Great Wall Motor Co., Ltd. Class H                         8,805,750   6,624,467        0.1%
#   Greatview Aseptic Packaging Co., Ltd.                      2,671,000   1,352,663        0.0%
#*  Greenland Hong Kong Holdings, Ltd.                         3,881,275   1,371,247        0.0%
*   Greentown China Holdings, Ltd.                             4,823,500   3,578,318        0.0%
    Guangdong Investment, Ltd.                                 8,830,000  12,468,500        0.1%
*   Guangdong Land Holdings, Ltd.                              3,089,361     893,234        0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            409,000     249,626        0.0%
#   Guangshen Railway Co., Ltd. Class H                        3,158,000   1,635,907        0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                     68,574   1,748,637        0.0%
    Guangzhou Automobile Group Co., Ltd. Class H               1,910,350   2,224,875        0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                    234,000     495,098        0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                 5,148,332   7,192,662        0.1%
#*  Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                  3,279,000     206,134        0.0%
*   Haichang Ocean Park Holdings, Ltd.                           631,000     136,297        0.0%
    Haier Electronics Group Co., Ltd.                          4,498,000   7,554,520        0.1%
    Haitian International Holdings, Ltd.                       1,937,000   3,284,927        0.0%
    Haitong Securities Co., Ltd. Class H                       5,363,200   8,863,322        0.1%
*   Hanergy Thin Film Power Group, Ltd.                       37,310,000   1,035,670        0.0%
    Harbin Bank Co., Ltd. Class H                                 52,000      14,717        0.0%
#   Harbin Electric Co., Ltd. Class H                          4,272,587   1,748,738        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
CHINA -- (Continued)
#*  HC International, Inc.                                        632,000 $   426,933        0.0%
    Henderson Investment, Ltd.                                    377,000      31,546        0.0%
#   Hengan International Group Co., Ltd.                        1,571,622  14,081,434        0.1%
#   Hengdeli Holdings, Ltd.                                    13,480,800   1,402,729        0.0%
*   Hi Sun Technology China, Ltd.                               2,346,000     417,207        0.0%
*   Hidili Industry International Development, Ltd.             1,816,000      45,652        0.0%
#   Hilong Holding, Ltd.                                        2,987,000     344,862        0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H           891,000     415,668        0.0%
*   HKC Holdings, Ltd.                                         19,752,210     359,670        0.0%
*   HL Technology Group, Ltd.                                   1,160,000     310,267        0.0%
    HNA Infrastructure Co., Ltd. Class H                          596,000     637,340        0.0%
#*  Honghua Group, Ltd.                                         7,346,000     358,186        0.0%
    Honworld Group, Ltd.                                          115,000      72,973        0.0%
    Hopefluent Group Holdings, Ltd.                               719,973     190,596        0.0%
#   Hopewell Highway Infrastructure, Ltd.                       3,821,028   1,904,121        0.0%
#*  Hopson Development Holdings, Ltd.                           4,056,000   3,854,712        0.0%
#   HOSA International, Ltd.                                      894,000     291,146        0.0%
#   Hua Han Health Industry Holdings, Ltd.                     21,588,041   2,273,136        0.0%
*   Huabao International Holdings, Ltd.                        10,680,986   4,188,683        0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                   11,482,000   2,486,436        0.0%
    Huadian Power International Corp., Ltd. Class H             5,996,000   3,082,260        0.0%
    Huaneng Power International, Inc. Class H                   4,236,000   3,026,787        0.0%
    Huaneng Power International, Inc. Sponsored ADR               105,617   2,998,467        0.0%
#   Huaneng Renewables Corp., Ltd. Class H                     20,790,000   6,134,802        0.1%
*   Huatai Securities Co., Ltd. Class H                         1,310,000   2,766,653        0.0%
#   Huishang Bank Corp., Ltd. Class H                           1,560,000     752,711        0.0%
    Hydoo International Holding, Ltd.                             150,000      17,565        0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       172,209,725  92,201,236        0.6%
    Inspur International, Ltd.                                  2,056,000     338,398        0.0%
#   Intime Retail Group Co., Ltd.                               4,055,500   3,646,430        0.0%
#   Jiangnan Group, Ltd.                                        6,024,000   1,014,790        0.0%
    Jiangsu Expressway Co., Ltd. Class H                        3,056,000   4,031,843        0.0%
    Jiangxi Copper Co., Ltd. Class H                            4,463,000   5,454,670        0.0%
*   Jinchuan Group International Resources Co., Ltd.              627,000      25,806        0.0%
    Ju Teng International Holdings, Ltd.                        4,718,090   2,111,805        0.0%
*   Kai Yuan Holdings, Ltd.                                    16,790,000     116,802        0.0%
#*  Kaisa Group Holdings, Ltd.                                  9,692,684     365,495        0.0%
#*  Kangda International Environmental Co., Ltd.                1,507,000     340,268        0.0%
*   Kasen International Holdings, Ltd.                          2,266,000     361,471        0.0%
#   Kingboard Chemical Holdings, Ltd.                           3,839,666   7,355,107        0.1%
    Kingboard Laminates Holdings, Ltd.                          5,160,984   2,638,455        0.0%
#   Kingdee International Software Group Co., Ltd.              8,591,600   2,775,319        0.0%
    Koradior Holdings, Ltd.                                       297,000     514,724        0.0%
#   Kunlun Energy Co., Ltd.                                    14,240,000  12,361,717        0.1%
    KWG Property Holding, Ltd.(B1YBF00)                         8,606,644   5,557,468        0.0%
    KWG Property Holding, Ltd.(BP3RW40)                           263,500     170,147        0.0%
#*  Labixiaoxin Snacks Group, Ltd.                              2,192,000     205,755        0.0%
    Lai Fung Holdings, Ltd.                                    26,006,548     407,976        0.0%
#   Le Saunda Holdings, Ltd.                                    1,385,800     302,975        0.0%
    Lee & Man Chemical Co., Ltd.                                  821,339     267,408        0.0%
    Lee & Man Paper Manufacturing, Ltd.                         6,169,200   4,059,326        0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                           215,500     174,092        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
#   Lenovo Group, Ltd.                                        25,050,000 $19,720,482        0.1%
    Leoch International Technology, Ltd.                         907,000     107,069        0.0%
#*  Li Ning Co., Ltd.                                          2,034,583     882,400        0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H             2,147,200     824,512        0.0%
*   Lifetech Scientific Corp.                                  5,048,000     855,446        0.0%
*   Lingbao Gold Co., Ltd. Class H                             1,640,000     336,908        0.0%
    Livzon Pharmaceutical Group, Inc. Class H                    123,400     570,112        0.0%
#   Logan Property Holdings Co., Ltd.                          2,270,000     864,669        0.0%
    Longfor Properties Co., Ltd.                               5,287,000   7,444,381        0.1%
    Lonking Holdings, Ltd.                                    12,227,000   2,041,046        0.0%
#*  Loudong General Nice Resources China Holdings, Ltd.        5,239,309     269,108        0.0%
#*  Luye Pharma Group, Ltd.                                    2,293,500   1,591,495        0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                    7,224,000   1,660,080        0.0%
#   Maoye International Holdings, Ltd.                         6,510,000     677,683        0.0%
    Merry Garden Holdings, Ltd.                                9,840,000     229,565        0.0%
    Metallurgical Corp. of China, Ltd. Class H                11,828,000   3,554,022        0.0%
*   Microport Scientific Corp.                                 1,193,000     620,064        0.0%
*   MIE Holdings Corp.                                         8,436,000     890,073        0.0%
    MIN XIN Holdings, Ltd.                                       698,000     655,486        0.0%
#*  Mingfa Group International Co., Ltd.                       4,986,000   1,214,859        0.0%
*   Mingyuan Medicare Development Co., Ltd.                    4,480,000      24,892        0.0%
#   Minmetals Land, Ltd.                                       6,023,644     618,769        0.0%
    Minth Group, Ltd.                                          1,989,000   5,214,697        0.0%
#*  MMG, Ltd.                                                 10,508,000   2,364,516        0.0%
    MOBI Development Co., Ltd.                                    34,000       4,550        0.0%
    Nature Home Holding Co., Ltd.                                654,000      91,753        0.0%
#   NetDragon Websoft, Inc.                                      155,456     482,727        0.0%
    New China Life Insurance Co., Ltd. Class H                 1,410,800   4,608,097        0.0%
    New World Department Store China, Ltd.                     2,592,538     366,529        0.0%
#   Nexteer Automotive Group, Ltd.                             1,387,000   1,463,711        0.0%
    Nine Dragons Paper Holdings, Ltd.                         10,292,000   7,361,299        0.1%
#*  North Mining Shares Co., Ltd.                             17,270,000     186,720        0.0%
#*  NVC Lighting Holdings, Ltd.                                6,874,000     724,926        0.0%
*   O-Net Technologies Group, Ltd.                             1,737,000     569,343        0.0%
    Optics Valley Union Holding Co, Ltd.                       2,484,000     264,709        0.0%
    Ourgame International Holdings, Ltd.                          75,000      39,763        0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                    357,817     133,473        0.0%
    Pacific Online, Ltd.                                       2,023,195     602,315        0.0%
#   Parkson Retail Group, Ltd.                                 7,892,500     861,677        0.0%
#   PAX Global Technology, Ltd.                                2,284,000   1,969,959        0.0%
    Peak Sport Products Co., Ltd.                              4,267,000   1,178,613        0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H 22,038,000   8,834,690        0.1%
    PetroChina Co., Ltd. ADR                                     217,878  15,918,167        0.1%
    PetroChina Co., Ltd. Class H                              25,460,000  18,627,297        0.1%
#   Phoenix Healthcare Group Co., Ltd.                           980,000   1,488,275        0.0%
#   Phoenix Satellite Television Holdings, Ltd.                4,782,000   1,098,762        0.0%
    PICC Property & Casualty Co., Ltd. Class H                12,452,932  22,589,030        0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H        11,581,000  54,350,553        0.3%
#   Poly Culture Group Corp., Ltd. Class H                        84,500     198,939        0.0%
#   Poly Property Group Co., Ltd.                             15,056,068   4,019,399        0.0%
#*  Pou Sheng International Holdings, Ltd.                     6,763,609   1,806,842        0.0%
    Powerlong Real Estate Holdings, Ltd.                       6,753,715   1,457,947        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
#*  Prosperity International Holdings HK, Ltd.                13,320,000 $   347,839        0.0%
#*  PW Medtech Group, Ltd.                                     3,265,000     880,759        0.0%
    Qingdao Port International Co., Ltd. Class H                 609,000     290,292        0.0%
    Qingling Motors Co., Ltd.                                  2,322,000     758,878        0.0%
    Qinhuangdao Port Co., Ltd. Class H                           440,500     164,449        0.0%
*   Qunxing Paper Holdings Co., Ltd.                             854,211      41,626        0.0%
*   Real Gold Mining, Ltd.                                       640,000      21,699        0.0%
#   Real Nutriceutical Group, Ltd.                             6,674,000     770,847        0.0%
    Redco Properties Group, Ltd.                                 192,000     135,772        0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       97,354,615   3,316,275        0.0%
#   REXLot Holdings, Ltd.                                     40,943,724     728,414        0.0%
    Road King Infrastructure, Ltd.                             1,409,000   1,166,693        0.0%
    Samson Holding, Ltd.                                       4,377,000     501,646        0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.      5,518,500   1,100,108        0.0%
*   Scud Group, Ltd.                                           1,110,000      27,904        0.0%
#*  Semiconductor Manufacturing International Corp.           97,636,955   7,901,130        0.1%
*   Semiconductor Manufacturing International Corp. ADR          173,964     720,211        0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H             1,450,022   1,141,532        0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H    5,180,000   3,109,684        0.0%
#   Shanghai Electric Group Co., Ltd. Class H                  3,202,000   1,338,483        0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        471,500   1,281,595        0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H      232,000     197,273        0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                    508,000     414,731        0.0%
    Shanghai Industrial Holdings, Ltd.                         3,102,000   7,084,320        0.1%
    Shanghai Industrial Urban Development Group, Ltd.          9,961,025   1,958,246        0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                  6,130,000   2,516,625        0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H         1,758,000   3,730,706        0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                 3,398,000     541,374        0.0%
*   Shanghai Zendai Property, Ltd.                             6,120,000     129,697        0.0%
    Sheen Tai Holdings Grp Co., Ltd.                           1,060,000     133,765        0.0%
    Shengjing Bank Co., Ltd. Class H                             180,000     244,967        0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                      5,242,500     272,855        0.0%
    Shenguan Holdings Group, Ltd.                              6,428,000     668,058        0.0%
    Shenzhen Expressway Co., Ltd. Class H                      3,596,000   3,191,468        0.0%
    Shenzhen International Holdings, Ltd.                      4,539,385   7,396,015        0.1%
    Shenzhen Investment, Ltd.                                 21,607,749   8,688,288        0.1%
    Shenzhou International Group Holdings, Ltd.                1,389,000   7,171,541        0.1%
    Shimao Property Holdings, Ltd.                             7,606,683  10,498,477        0.1%
*   Shougang Concord International Enterprises Co., Ltd.      25,922,100     809,721        0.0%
#   Shougang Fushan Resources Group, Ltd.                     17,916,461   2,693,687        0.0%
#   Shui On Land, Ltd.                                        26,463,776   6,940,173        0.1%
*   Shunfeng International Clean Energy, Ltd.                  4,724,000     890,714        0.0%
#   Sichuan Expressway Co., Ltd. Class H                       4,482,000   1,486,885        0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                13,819,000   3,188,904        0.0%
    Silver Grant International Industries, Ltd.                4,574,000     528,642        0.0%
*   SIM Technology Group, Ltd.                                 5,367,000     261,987        0.0%
    Sino Biopharmaceutical, Ltd.                              14,343,998  10,164,219        0.1%
#*  Sino Oil And Gas Holdings, Ltd.                           62,182,234   1,455,798        0.0%
#*  Sino-I Technology, Ltd.                                    2,800,000      37,318        0.0%
    Sino-Ocean Land Holdings, Ltd.                            16,498,462   7,398,770        0.1%
#   Sinofert Holdings, Ltd.                                   13,390,673   1,826,591        0.0%
#*  Sinolink Worldwide Holdings, Ltd.                          7,195,492     785,895        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
CHINA -- (Continued)
#   SinoMedia Holding, Ltd.                                    1,167,258 $    302,857        0.0%
    Sinopec Engineering Group Co., Ltd. Class H                  833,500      768,812        0.0%
#   Sinopec Kantons Holdings, Ltd.                             3,560,000    1,878,829        0.0%
#*  Sinopec Oilfield Service Corp. Class H                     4,658,000    1,017,622        0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H           3,619,000    1,779,855        0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        30,847    1,502,225        0.0%
#   Sinopharm Group Co., Ltd. Class H                          3,094,800   13,227,902        0.1%
#   Sinosoft Technology Group, Ltd.                            1,644,000      897,583        0.0%
#   Sinotrans Shipping, Ltd.                                   8,594,000    1,511,628        0.0%
    Sinotrans, Ltd. Class H                                   11,574,000    5,349,326        0.0%
    Sinotruk Hong Kong, Ltd.                                   4,384,500    2,213,362        0.0%
    SITC International Holdings Co., Ltd.                      3,273,000    1,768,962        0.0%
    Skyworth Digital Holdings, Ltd.                           10,833,822    7,092,408        0.1%
#   SMI Holdings Group, Ltd.                                  11,836,000    1,140,111        0.0%
#   SOHO China, Ltd.                                          13,153,839    6,647,048        0.1%
*   Solargiga Energy Holdings, Ltd.                            3,577,000       78,218        0.0%
*   Sound Global, Ltd.                                           166,000       63,773        0.0%
#*  Sparkle Roll Group, Ltd.                                   6,480,000      390,896        0.0%
    Springland International Holdings, Ltd.                    1,588,000      285,686        0.0%
#*  SPT Energy Group, Inc.                                     2,996,000      226,848        0.0%
*   SRE Group, Ltd.                                           12,007,714      369,450        0.0%
#   SSY Group, Ltd.                                           10,066,506    3,459,281        0.0%
#   Sun Art Retail Group, Ltd.                                 7,802,500    5,856,637        0.0%
*   Sun King Power Electronics Group                             758,000      114,077        0.0%
#   Sunac China Holdings, Ltd.                                13,452,000    8,583,107        0.1%
#   Sunny Optical Technology Group Co., Ltd.                   3,088,000    9,524,179        0.1%
*   Sunshine 100 China Holdings, Ltd.                             27,000       11,964        0.0%
#*  Superb Summit International Group, Ltd.                    1,350,000       47,652        0.0%
*   Symphony Holdings, Ltd.                                      780,000       85,250        0.0%
#   TCC International Holdings, Ltd.                           9,131,995    1,830,199        0.0%
#   TCL Communication Technology Holdings, Ltd.                3,264,100    2,116,571        0.0%
#   TCL Multimedia Technology Holdings, Ltd.                   2,719,200    1,617,088        0.0%
#*  Technovator International, Ltd.                            1,380,000      701,310        0.0%
    Tencent Holdings, Ltd.                                     9,155,700  186,303,037        1.2%
    Tenfu Cayman Holdings Co., Ltd.                              101,000       32,606        0.0%
#   Tenwow International Holdings, Ltd.                          471,000      138,109        0.0%
    Texhong Textile Group, Ltd.                                1,789,000    1,749,941        0.0%
#   Tian An China Investment Co., Ltd.                           896,357      476,738        0.0%
*   Tian Ge Interactive Holdings, Ltd.                           849,000      694,471        0.0%
    Tian Shan Development Holdings, Ltd.                       1,392,000      557,842        0.0%
    Tiangong International Co., Ltd.                           7,436,056      602,185        0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    646,000      359,143        0.0%
    Tianjin Development Holdings, Ltd.                         2,171,800    1,077,049        0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H          2,010,000      180,816        0.0%
    Tianjin Port Development Holdings, Ltd.                   11,619,200    1,761,096        0.0%
#*  Tianneng Power International, Ltd.                         3,065,952    2,507,222        0.0%
#   Tibet Water Resources, Ltd.                                3,503,000    1,001,398        0.0%
#   Times Property Holdings, Ltd.                                775,000      320,097        0.0%
#   Tingyi Cayman Islands Holding Corp.                        9,104,000   10,652,182        0.1%
#   Tomson Group, Ltd.                                         1,117,263      325,168        0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H               2,453,000    3,849,084        0.0%
    Tongda Group Holdings, Ltd.                               17,070,000    3,506,417        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd.                             403,080 $   186,413        0.0%
#   Towngas China Co., Ltd.                                    5,347,000   2,766,505        0.0%
    TPV Technology, Ltd.                                       3,810,578     617,386        0.0%
    Travelsky Technology, Ltd. Class H                         3,361,938   6,247,586        0.1%
#   Trigiant Group, Ltd.                                       3,616,000     613,653        0.0%
*   Trony Solar Holdings Co., Ltd.                             2,133,000      32,448        0.0%
#   Truly International Holdings, Ltd.                         8,631,000   3,369,666        0.0%
#   Tsingtao Brewery Co., Ltd. Class H                           562,000   2,128,335        0.0%
    Uni-President China Holdings, Ltd.                         4,041,308   3,763,541        0.0%
#*  United Energy Group, Ltd.                                  9,211,550     492,769        0.0%
#   Universal Health International Group Holding, Ltd.         4,884,000     439,277        0.0%
#   V1 Group, Ltd.                                            18,784,600   1,036,716        0.0%
    Wanguo International Mining Group, Ltd.                       90,000      16,874        0.0%
#   Want Want China Holdings, Ltd.                            17,106,000  13,098,310        0.1%
#   Wasion Group Holdings, Ltd.                                2,484,000   1,380,807        0.0%
#   Weichai Power Co., Ltd. Class H                            3,049,560   3,669,853        0.0%
    Weiqiao Textile Co. Class H                                2,965,500   2,214,891        0.0%
    Welling Holding, Ltd.                                      5,912,000     986,149        0.0%
#   West China Cement, Ltd.                                   12,256,000   2,570,568        0.0%
#   Wisdom Sports Group                                        2,440,000     949,049        0.0%
#*  Wuzhou International Holdings, Ltd.                        2,492,000     269,755        0.0%
#   Xiamen International Port Co., Ltd. Class H                6,505,338   1,336,013        0.0%
*   Xinchen China Power Holdings, Ltd.                         1,169,000     182,922        0.0%
    Xingda International Holdings, Ltd.                        6,205,000   1,298,504        0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H     1,555,000   1,447,455        0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H   1,077,600   1,774,735        0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H          3,919,000     423,017        0.0%
#   Xinyi Solar Holdings, Ltd.                                10,542,000   4,141,607        0.0%
    Xiwang Special Steel Co., Ltd.                             2,679,000     265,385        0.0%
    XTEP International Holdings, Ltd.                          2,952,000   1,745,048        0.0%
*   Yanchang Petroleum International, Ltd.                    21,070,000     438,879        0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                     36,500      45,260        0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                      6,278,000   3,565,606        0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  197,186   1,108,185        0.0%
#   Yashili International Holdings, Ltd.                         339,000      81,735        0.0%
#   Yestar International Holdings Co., Ltd.                      857,500     343,699        0.0%
    Yida China Holdings, Ltd.                                    510,000     202,961        0.0%
#   Yingde Gases Group Co., Ltd.                               5,758,000   2,150,989        0.0%
    Yip's Chemical Holdings, Ltd.                              1,318,000     458,451        0.0%
    Youyuan International Holdings, Ltd.                       2,054,760     475,974        0.0%
#   Yuanda China Holdings, Ltd.                                4,574,000     142,947        0.0%
#   Yuexiu Property Co., Ltd.                                 46,505,784   6,751,519        0.1%
#   Yuexiu Transport Infrastructure, Ltd.                      3,421,415   2,294,374        0.0%
#   Yuzhou Properties Co., Ltd.                                7,750,800   2,127,252        0.0%
#   Zall Development Group, Ltd.                               5,145,000   2,107,287        0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                  3,760,166   3,249,124        0.0%
    Zhejiang Expressway Co., Ltd. Class H                      5,474,000   5,592,715        0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      584,200     245,018        0.0%
*   Zhong An Real Estate, Ltd.                                 4,362,444     398,366        0.0%
#   Zhongsheng Group Holdings, Ltd.                            3,277,000   1,678,387        0.0%
    Zhuhai Holdings Investment Group, Ltd.                       214,000      33,312        0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H              1,272,250   7,238,769        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
CHINA -- (Continued)
    Zijin Mining Group Co., Ltd. Class H                      8,544,000 $    2,839,365        0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                 5,758,800      1,942,992        0.0%
#   ZTE Corp. Class H                                         1,133,192      1,763,013        0.0%
                                                                        --------------       ----
TOTAL CHINA                                                              2,290,130,047       14.0%
                                                                        --------------       ----
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                          790,166      4,443,607        0.0%
    Banco de Bogota SA                                           71,065      1,571,134        0.0%
    Bancolombia SA                                              745,775      6,675,792        0.1%
    Bancolombia SA Sponsored ADR                                398,290     15,409,840        0.1%
    Bolsa de Valores de Colombia                              5,607,933         35,238        0.0%
    Celsia SA ESP                                               308,594        417,064        0.0%
    Cementos Argos SA                                         1,372,590      5,579,615        0.1%
*   Cemex Latam Holdings SA                                     855,565      3,922,392        0.0%
    Constructora Conconcreto SA                                  19,345          8,319        0.0%
    Corp. Financiera Colombiana SA(B000C92)                     169,281      2,292,587        0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                       2,327         31,511        0.0%
    Ecopetrol SA                                              9,420,202      4,679,199        0.0%
    Ecopetrol SA Sponsored ADR                                  417,332      4,148,280        0.0%
    Empresa de Energia de Bogota SA ESP                       3,287,072      2,134,695        0.0%
    Empresa de Telecomunicaciones de Bogota                   1,963,562        420,464        0.0%
    Grupo Argos SA                                               41,440        273,484        0.0%
    Grupo Aval Acciones y Valores SA ADR                        120,552        975,266        0.0%
    Grupo de Inversiones Suramericana SA                        302,383      4,086,701        0.0%
    Grupo Nutresa SA                                            343,091      3,131,392        0.0%
*   Grupo Odinsa SA                                               5,135         14,916        0.0%
    Interconexion Electrica SA ESP                            1,666,778      5,090,399        0.0%
    Isagen SA ESP                                             5,058,482      7,289,340        0.1%
    Mineros SA                                                   17,511         15,122        0.0%
                                                                        --------------       ----
TOTAL COLOMBIA                                                              72,646,357        0.4%
                                                                        --------------       ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                    771,310     15,062,703        0.1%
*   Fortuna Entertainment Group NV                               61,881        230,103        0.0%
    Komercni banka A.S.                                          49,350     10,149,827        0.1%
    O2 Czech Republic A.S.                                       98,017        996,405        0.0%
    Pegas Nonwovens SA                                           68,976      2,424,733        0.0%
#   Philip Morris CR A.S.                                         2,740      1,438,122        0.0%
#*  Unipetrol A.S.                                              215,147      1,740,718        0.0%
                                                                        --------------       ----
TOTAL CZECH REPUBLIC                                                        32,042,611        0.2%
                                                                        --------------       ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR               2,895,866     10,815,231        0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR              15,197         25,122        0.0%
*   Global Telecom Holding SAE GDR                            1,477,754      2,439,207        0.0%
                                                                        --------------       ----
TOTAL EGYPT                                                                 13,279,560        0.1%
                                                                        --------------       ----
GREECE -- (0.3%)
    Aegean Airlines SA                                          191,529      1,757,245        0.0%
*   Alpha Bank AE                                               187,531        407,476        0.0%
*   Astir Palace Vouliagmeni SA                                  14,035         50,902        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
GREECE -- (Continued)
    Athens Water Supply & Sewage Co. SA (The)                     93,921 $   495,044        0.0%
*   Ellaktor SA                                                  139,123     202,904        0.0%
*   Eurobank Ergasias SA                                          23,073      19,469        0.0%
    FF Group                                                     156,853   3,230,206        0.0%
*   Fourlis Holdings SA                                          155,827     562,807        0.0%
*   Frigoglass SAIC                                               95,052      23,402        0.0%
*   GEK Terna Holding Real Estate Construction SA                246,078     482,192        0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                391,706   2,230,578        0.0%
*   Hellenic Petroleum SA                                        487,671   2,155,836        0.0%
    Hellenic Telecommunications Organization SA                1,054,511  10,266,038        0.1%
*   Intracom Holdings SA                                         321,392     122,687        0.0%
*   Intralot SA-Integrated Lottery Systems & Services            726,755     849,454        0.0%
*   JUMBO SA                                                     470,477   6,162,377        0.1%
*   Lamda Development SA                                          40,956     177,759        0.0%
*   Marfin Investment Group Holdings SA                        4,779,275     767,180        0.0%
    Metka SA                                                     150,170   1,149,049        0.0%
    Motor Oil Hellas Corinth Refineries SA                       275,658   3,147,579        0.0%
    Mytilineos Holdings SA                                       158,066     634,688        0.0%
*   National Bank of Greece SA                                   131,932      39,410        0.0%
    OPAP SA                                                      705,709   5,334,786        0.0%
*   Piraeus Bank SA                                               71,099      21,066        0.0%
    Piraeus Port Authority SA                                     17,126     237,378        0.0%
    Public Power Corp. SA                                        525,419   1,744,949        0.0%
    Sarantis SA                                                    5,137      51,276        0.0%
    Terna Energy SA                                              163,037     516,294        0.0%
    Titan Cement Co. SA                                          246,866   5,631,423        0.1%
                                                                         -----------        ---
TOTAL GREECE                                                              48,471,454        0.3%
                                                                         -----------        ---
HONG KONG -- (0.0%)
*   Enerchina Holdings, Ltd.                                   6,666,000     273,230        0.0%
*   Landing International Development, Ltd.                   10,600,000     300,894        0.0%
*   Tianyi Summi Holdings, Ltd.                                2,832,000     371,418        0.0%
                                                                         -----------        ---
TOTAL HONG KONG                                                              945,542        0.0%
                                                                         -----------        ---
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A                     5,747       3,696        0.0%
#*  FHB Mortgage Bank P.L.C.                                      98,501     264,216        0.0%
*   Magyar Telekom Telecommunications P.L.C.                   2,829,535   4,914,769        0.0%
*   Magyar Telekom Telecommunications P.L.C. Sponsored ADR        36,206     304,855        0.0%
    MOL Hungarian Oil & Gas P.L.C.                               237,780  14,528,601        0.1%
    OTP Bank P.L.C.                                              883,514  23,410,540        0.1%
#   Richter Gedeon Nyrt                                          556,819  11,061,532        0.1%
                                                                         -----------        ---
TOTAL HUNGARY                                                             54,488,209        0.3%
                                                                         -----------        ---
INDIA -- (11.7%)
*   3M India, Ltd.                                                 3,793     763,141        0.0%
    Aarti Industries                                              85,791     685,656        0.0%
    Aban Offshore, Ltd.                                          192,279     638,670        0.0%
    ABB India, Ltd.                                              128,920   2,503,607        0.0%
    ACC, Ltd.                                                    258,108   5,598,485        0.1%
    Accelya Kale Solutions, Ltd.                                     754      10,354        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Adani Enterprises, Ltd.                                   1,446,909 $ 1,876,798        0.0%
    Adani Ports & Special Economic Zone, Ltd.                 3,559,652  12,729,420        0.1%
*   Adani Power, Ltd.                                         8,096,179   3,885,522        0.0%
*   Adani Transmissions, Ltd.                                   848,716     402,715        0.0%
*   Aditya Birla Fashion and Retail, Ltd.                     1,580,301   3,508,641        0.0%
    Aditya Birla Nuvo, Ltd.                                     306,384   3,939,591        0.0%
*   Advanta, Ltd.                                               135,216   1,102,808        0.0%
    Aegis Logistics, Ltd.                                       712,331   1,235,680        0.0%
    Agro Tech Foods, Ltd.                                        33,043     230,965        0.0%
    AIA Engineering, Ltd.                                       189,300   2,801,573        0.0%
    Ajanta Pharma, Ltd.                                         219,874   4,992,863        0.0%
    Akzo Nobel India, Ltd.                                       42,840     860,502        0.0%
    Alembic Pharmaceuticals, Ltd.                               439,437   3,963,813        0.0%
    Alembic, Ltd.                                               681,203     380,600        0.0%
    Allahabad Bank                                            1,463,721   1,284,119        0.0%
    Allcargo Logistics, Ltd.                                     98,051     227,040        0.0%
*   Alok Industries, Ltd.                                     5,137,046     350,646        0.0%
    Alstom India, Ltd.                                          121,283   1,156,661        0.0%
    Alstom T&D India, Ltd.                                       49,871     283,500        0.0%
    Amara Raja Batteries, Ltd.                                  536,955   7,760,098        0.1%
    Ambuja Cements, Ltd.                                      3,046,221  10,122,121        0.1%
*   Amtek Auto, Ltd.                                            876,612     523,439        0.0%
    Anant Raj, Ltd.                                           1,058,903     589,240        0.0%
    Andhra Bank                                               2,140,850   1,784,064        0.0%
    Apar Industries, Ltd.                                        32,190     232,442        0.0%
    Apollo Hospitals Enterprise, Ltd.                           348,441   6,867,742        0.1%
    Apollo Tyres, Ltd.                                        2,600,145   6,253,706        0.1%
*   Arvind Infrastructure, Ltd.                                 167,213     225,642        0.0%
    Arvind, Ltd.                                              2,274,919   9,511,440        0.1%
*   Asahi India Glass, Ltd.                                     155,735     386,904        0.0%
    Ashiana Housing, Ltd.                                         5,441      13,096        0.0%
    Ashok Leyland, Ltd.                                       5,369,191   8,659,121        0.1%
    Ashoka Buildcon, Ltd.                                        88,985     182,517        0.0%
    Asian Paints, Ltd.                                        1,411,925  18,454,454        0.1%
    Astral Polytechnik, Ltd.                                     39,753     266,507        0.0%
*   AstraZeneca Pharma India, Ltd.                               16,722     289,084        0.0%
    Atul, Ltd.                                                   78,678   2,128,764        0.0%
    Aurobindo Pharma, Ltd.                                    2,070,133  23,591,027        0.2%
    Automotive Axles, Ltd.                                        7,751      71,387        0.0%
    Axis Bank, Ltd.                                           5,610,260  39,750,263        0.3%
    Bajaj Auto, Ltd.                                            583,805  21,849,286        0.2%
    Bajaj Corp., Ltd.                                           247,681   1,443,551        0.0%
    Bajaj Electricals, Ltd.                                     229,641     785,871        0.0%
    Bajaj Finance, Ltd.                                          64,613   6,653,554        0.1%
    Bajaj Finserv, Ltd.                                         213,333   5,963,206        0.1%
*   Bajaj Hindusthan Sugar, Ltd.                              3,817,071   1,146,174        0.0%
    Bajaj Holdings & Investment, Ltd.                           160,417   3,477,150        0.0%
    Balkrishna Industries, Ltd.                                 188,224   1,881,175        0.0%
    Ballarpur Industries, Ltd.                                2,129,154     549,559        0.0%
    Balmer Lawrie & Co., Ltd.                                   102,525     887,351        0.0%
*   Balrampur Chini Mills, Ltd.                               1,094,906   1,784,703        0.0%
    Bank of Baroda                                            4,920,786  11,650,396        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Bank of India                                             1,183,288 $ 1,642,036        0.0%
    Bank Of Maharashtra                                         665,140     296,700        0.0%
    Bannari Amman Sugars, Ltd.                                    3,050      81,528        0.0%
    BASF India, Ltd.                                             53,559     739,068        0.0%
    Bata India, Ltd.                                            512,851   4,569,888        0.0%
    BEML, Ltd.                                                  201,294   2,783,129        0.0%
    Berger Paints India, Ltd.                                 1,230,722   4,756,768        0.0%
*   BGR Energy Systems, Ltd.                                    131,573     207,477        0.0%
    Bharat Electronics, Ltd.                                    171,417   3,035,219        0.0%
    Bharat Forge, Ltd.                                          799,937   9,612,148        0.1%
    Bharat Heavy Electricals, Ltd.                            2,655,869   5,008,823        0.0%
    Bharat Petroleum Corp., Ltd.                                887,449  13,076,233        0.1%
    Bharti Airtel, Ltd.                                       2,680,055  14,681,166        0.1%
    Biocon, Ltd.                                                563,835   4,974,899        0.0%
    Birla Corp., Ltd.                                            53,274     311,277        0.0%
    Blue Dart Express, Ltd.                                      21,262   1,812,777        0.0%
    Blue Star, Ltd.                                             193,847   1,248,194        0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                   1,162,336     857,545        0.0%
    Bosch, Ltd.                                                  18,587   5,481,058        0.1%
    Brigade Enterprises, Ltd.                                   111,993     252,915        0.0%
    Britannia Industries, Ltd.                                  124,567   5,359,982        0.0%
    Cadila Healthcare, Ltd.                                   1,605,265   7,882,547        0.1%
    Cairn India, Ltd.                                         2,703,196   5,934,169        0.1%
    Can Fin Homes, Ltd.                                          14,434     258,541        0.0%
    Canara Bank                                               1,049,497   3,240,895        0.0%
    Caplin Point Laboratories, Ltd.                               6,365      93,553        0.0%
    Carborundum Universal, Ltd.                                 136,424     399,243        0.0%
*   Castex Technologies, Ltd.                                   412,307      43,723        0.0%
    Castrol India, Ltd.                                         114,661     682,066        0.0%
    CCL Products India, Ltd.                                    512,109   1,486,766        0.0%
    Ceat, Ltd.                                                  330,574   5,427,347        0.0%
    Central Bank Of India                                       597,796     733,000        0.0%
    Century Plyboards India, Ltd.                               630,443   1,747,581        0.0%
    Century Textiles & Industries, Ltd.                         319,788   3,065,670        0.0%
    Cera Sanitaryware, Ltd.                                       5,787     159,561        0.0%
    CESC, Ltd.                                                  541,291   4,394,121        0.0%
    Chambal Fertilizers and Chemicals, Ltd.                   1,592,669   1,458,693        0.0%
*   Chennai Petroleum Corp., Ltd.                               523,508   1,680,367        0.0%
    Chennai Super Kings Cricket, Ltd.                         2,606,099      66,302        0.0%
    Cholamandalam Investment and Finance Co., Ltd.               82,867     998,412        0.0%
    Cipla, Ltd.                                               1,233,753   9,979,076        0.1%
    City Union Bank, Ltd.                                     1,413,291   1,989,089        0.0%
*   Clariant Chemicals India, Ltd.                               69,401     697,974        0.0%
    Colgate-Palmolive India, Ltd.                               527,433   6,692,049        0.1%
    Container Corp. Of India, Ltd.                              221,956   4,522,960        0.0%
    Coromandel International, Ltd.                              333,712   1,125,521        0.0%
    Corp. Bank                                                1,398,250     810,295        0.0%
    Cox & Kings, Ltd.                                           493,212   1,382,477        0.0%
    Credit Analysis & Research, Ltd.                             33,006     501,531        0.0%
    CRISIL, Ltd.                                                 47,389   1,396,182        0.0%
    Crompton Greaves Consumer Electricals Ltd                 3,067,483   4,698,572        0.0%
*   Crompton Greaves, Ltd.                                    3,067,483   2,655,560        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
INDIA -- (Continued)
    Cummins India, Ltd.                                          328,292 $ 4,366,299        0.0%
    Cyient, Ltd.                                                 171,851   1,176,704        0.0%
    Dabur India, Ltd.                                          2,103,060   8,703,172        0.1%
    Dalmia Bharat, Ltd.                                           75,696     967,564        0.0%
    DB Corp., Ltd.                                                49,844     244,366        0.0%
*   DB Realty, Ltd.                                              987,944     746,321        0.0%
*   DCB Bank, Ltd.                                             2,019,581   2,841,246        0.0%
    DCM Shriram, Ltd.                                            156,542     374,494        0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.              299,912     683,964        0.0%
    Delta Corp., Ltd.                                            870,260   1,074,008        0.0%
*   DEN Networks, Ltd.                                           314,516     414,129        0.0%
    Dena Bank                                                  1,266,216     567,177        0.0%
    Dewan Housing Finance Corp., Ltd.                            562,429   1,681,175        0.0%
    Dhanuka Agritech, Ltd.                                         8,455      76,735        0.0%
*   Dish TV India, Ltd.                                        3,093,663   4,218,616        0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                    469,337   2,382,291        0.0%
    Divi's Laboratories, Ltd.                                    525,538   8,299,344        0.1%
    DLF, Ltd.                                                  3,470,851   6,770,049        0.1%
    Dr Reddy's Laboratories, Ltd.                                315,296  14,544,795        0.1%
    Dr Reddy's Laboratories, Ltd. ADR                            379,289  17,295,578        0.1%
*   Dynamatic Technologies, Ltd.                                   5,815     187,374        0.0%
    eClerx Services, Ltd.                                        130,546   2,580,429        0.0%
    Edelweiss Financial Services, Ltd.                           874,981     763,106        0.0%
    Eicher Motors, Ltd.                                           43,129  12,956,624        0.1%
    EID Parry India, Ltd.                                        580,479   2,003,240        0.0%
    EIH, Ltd.                                                    638,240     984,744        0.0%
    Electrosteel Castings, Ltd.                                  198,773      56,442        0.0%
    Elgi Equipments, Ltd.                                         54,891     134,791        0.0%
    Emami, Ltd.                                                  367,992   5,568,148        0.1%
    Engineers India, Ltd.                                        819,408   2,210,253        0.0%
    Entertainment Network India, Ltd.                             48,701     513,993        0.0%
*   Eros International Media, Ltd.                               246,535     683,759        0.0%
    Escorts, Ltd.                                                966,184   2,449,143        0.0%
    Essel Propack, Ltd.                                          337,612     923,295        0.0%
    Eveready Industries India, Ltd.                              280,368   1,057,642        0.0%
    Exide Industries, Ltd.                                     2,898,782   6,415,358        0.1%
    FAG Bearings India, Ltd.                                      22,125   1,324,036        0.0%
    FDC, Ltd.                                                    410,455   1,119,483        0.0%
    Federal Bank, Ltd.                                        10,420,702   7,215,087        0.1%
*   Federal-Mogul Goetze India, Ltd.                              24,167     114,676        0.0%
    Finolex Cables, Ltd.                                         545,637   2,376,726        0.0%
    Finolex Industries, Ltd.                                     484,356   2,652,462        0.0%
*   Firstsource Solutions, Ltd.                                3,210,009   1,981,084        0.0%
*   Fortis Healthcare, Ltd.                                    1,274,085   3,353,465        0.0%
*   Future Consumer Enterprise, Ltd.                           1,135,049     377,214        0.0%
    Future Retail, Ltd.                                          807,317   1,754,121        0.0%
    Gabriel India, Ltd.                                          745,202   1,012,557        0.0%
    GAIL India, Ltd.                                           1,418,858   7,655,047        0.1%
*   Gammon Infrastructure Projects, Ltd.                          19,808       1,431        0.0%
    Gateway Distriparks, Ltd.                                    600,436   2,498,390        0.0%
    Gati, Ltd.                                                   351,403     631,321        0.0%
    Geometric, Ltd.                                              103,552     329,524        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
INDIA -- (Continued)
    GHCL, Ltd.                                                   133,628 $   266,455        0.0%
    GIC Housing Finance, Ltd.                                      1,349       5,312        0.0%
    Gillette India, Ltd.                                          14,912     932,832        0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                     35,387   3,146,959        0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                         14,850     833,221        0.0%
    Glenmark Pharmaceuticals, Ltd.                               875,651  10,909,980        0.1%
*   Global Offshore Services, Ltd.                                72,033     190,938        0.0%
*   GMR Infrastructure, Ltd.                                  15,153,389   2,892,906        0.0%
    GOCL Corp., Ltd.                                              31,092      68,258        0.0%
    Godfrey Phillips India, Ltd.                                  98,939   1,338,787        0.0%
    Godrej Consumer Products, Ltd.                               434,337   8,615,729        0.1%
    Godrej Industries, Ltd.                                      479,684   2,526,230        0.0%
    Godrej Properties, Ltd.                                      452,669   2,313,990        0.0%
    Granules India, Ltd.                                       1,011,269   2,043,759        0.0%
    Graphite India, Ltd.                                         175,549     209,949        0.0%
    Grasim Industries, Ltd.                                       28,007   1,723,026        0.0%
    Great Eastern Shipping Co., Ltd. (The)                       441,073   2,180,069        0.0%
    Greaves Cotton, Ltd.                                         720,258   1,447,368        0.0%
    Greenply Industries, Ltd.                                     12,732      40,357        0.0%
    Grindwell Norton, Ltd.                                        13,028     126,934        0.0%
    Gruh Finance, Ltd.                                           338,448   1,305,318        0.0%
    Gujarat Alkalies & Chemicals, Ltd.                           163,818     450,549        0.0%
    Gujarat Fluorochemicals, Ltd.                                138,523   1,156,326        0.0%
    Gujarat Gas, Ltd.                                            168,990   1,356,919        0.0%
    Gujarat Industries Power Co., Ltd.                            88,283     107,808        0.0%
    Gujarat Mineral Development Corp., Ltd.                      647,120     676,486        0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.         326,739     491,660        0.0%
*   Gujarat Pipavav Port, Ltd.                                   946,065   2,425,672        0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                  886,282     987,760        0.0%
    Gujarat State Petronet, Ltd.                               1,565,902   3,250,815        0.0%
    Gulf Oil Lubricants India, Ltd.                               35,386     287,481        0.0%
*   GVK Power & Infrastructure, Ltd.                           6,833,967     697,694        0.0%
*   Hathway Cable & Datacom, Ltd.                              1,319,802     736,700        0.0%
    Havells India, Ltd.                                        1,872,157   9,359,953        0.1%
*   HCL Infosystems, Ltd.                                      1,078,773     668,977        0.0%
    HCL Technologies, Ltd.                                     2,371,811  26,774,262        0.2%
    HDFC Bank, Ltd.                                            2,994,559  50,620,379        0.3%
    HEG, Ltd.                                                     56,098     135,383        0.0%
*   HeidelbergCement India, Ltd.                                 736,453   1,053,108        0.0%
    Hero MotoCorp, Ltd.                                          478,617  20,893,790        0.1%
*   Hexa Tradex, Ltd.                                             39,061       8,273        0.0%
    Hexaware Technologies, Ltd.                                1,501,176   5,440,013        0.0%
    Hikal, Ltd.                                                   12,733      27,101        0.0%
*   Himachal Futuristic Communications, Ltd.                   7,678,781   2,108,946        0.0%
    Himatsingka Seide, Ltd.                                      168,980     596,557        0.0%
    Hindalco Industries, Ltd.                                  7,039,177  10,173,387        0.1%
    Hinduja Global Solutions, Ltd.                                10,967      67,551        0.0%
    Hinduja Ventures, Ltd.                                        10,967      72,481        0.0%
*   Hindustan Construction Co., Ltd.                           3,426,002   1,073,270        0.0%
    Hindustan Media Ventures, Ltd.                                 9,004      34,569        0.0%
    Hindustan Petroleum Corp., Ltd.                              546,356   6,861,382        0.1%
    Hindustan Unilever, Ltd.                                   1,752,149  22,942,239        0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
INDIA -- (Continued)
    Hitachi Home & Life Solutions India, Ltd.                     30,354 $   620,841        0.0%
    Honeywell Automation India, Ltd.                               7,475   1,024,436        0.0%
*   Hotel Leela Venture, Ltd.                                    365,088      96,856        0.0%
*   Housing Development & Infrastructure, Ltd.                 5,447,269   7,016,018        0.1%
    Housing Development Finance Corp., Ltd.                    1,308,363  21,470,942        0.1%
    HSIL, Ltd.                                                   186,291     835,270        0.0%
    HT Media, Ltd.                                               309,457     414,205        0.0%
    Huhtamaki PPL, Ltd.                                           25,286      85,701        0.0%
    ICICI Bank, Ltd.                                           2,379,406   8,435,874        0.1%
    ICICI Bank, Ltd. Sponsored ADR                             3,080,250  21,715,762        0.1%
    ICRA, Ltd.                                                     1,187      74,204        0.0%
    IDBI Bank, Ltd.                                            6,460,834   6,716,775        0.1%
    Idea Cellular, Ltd.                                        5,916,080  10,571,668        0.1%
*   IDFC Bank, Ltd.                                            1,943,833   1,390,406        0.0%
    IDFC, Ltd.                                                 1,943,833   1,298,262        0.0%
*   IFB Industries, Ltd.                                           4,991      25,930        0.0%
    IFCI, Ltd.                                                 9,137,316   3,484,504        0.0%
    IIFL Holdings, Ltd.                                          954,277   3,129,660        0.0%
    IL&FS Transportation Networks, Ltd.                          573,913     642,450        0.0%
*   India Cements, Ltd. (The)                                  3,305,184   4,434,195        0.0%
    Indiabulls Housing Finance, Ltd.                           1,067,085  11,199,201        0.1%
*   Indiabulls Real Estate, Ltd.                               3,699,173   3,760,879        0.0%
    Indian Bank                                                  692,705   1,017,757        0.0%
*   Indian Hotels Co., Ltd.                                    2,206,784   3,490,318        0.0%
    Indian Oil Corp., Ltd.                                     1,641,352  10,679,697        0.1%
*   Indian Overseas Bank                                       1,852,620     869,080        0.0%
    Indo Count Industries, Ltd.                                   27,066     427,274        0.0%
    Indoco Remedies, Ltd.                                        241,758     972,132        0.0%
    Indraprastha Gas, Ltd.                                       410,268   3,544,003        0.0%
    IndusInd Bank, Ltd.                                          983,221  15,504,578        0.1%
    INEOS Styrolution India, Ltd.                                 16,430     153,376        0.0%
    Info Edge India, Ltd.                                         20,095     227,222        0.0%
    Infosys, Ltd.                                              2,560,765  46,511,670        0.3%
    Infosys, Ltd. Sponsored ADR                                3,708,004  69,710,475        0.4%
    Ingersoll-Rand India, Ltd.                                    43,510     451,541        0.0%
*   Inox Leisure, Ltd.                                           304,457     944,914        0.0%
*   Intellect Design Arena, Ltd.                                 519,696   1,802,607        0.0%
*   International Paper APPM, Ltd.                                27,784     119,881        0.0%
    Ipca Laboratories, Ltd.                                      294,938   2,207,001        0.0%
    IRB Infrastructure Developers, Ltd.                        1,411,704   4,533,978        0.0%
    ITC, Ltd.                                                  8,357,996  41,000,030        0.3%
*   ITD Cementation India, Ltd.                                  168,855     310,331        0.0%
    J Kumar Infraprojects, Ltd.                                   34,504     122,046        0.0%
    Jagran Prakashan, Ltd.                                       542,070   1,296,882        0.0%
    Jain Irrigation Systems, Ltd.                              4,564,397   4,201,795        0.0%
*   Jaiprakash Associates, Ltd.                               21,953,841   2,491,405        0.0%
*   Jaiprakash Power Ventures, Ltd.                            4,482,298     313,477        0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           1,830,299   1,890,417        0.0%
*   Jaypee Infratech, Ltd.                                     2,201,545     243,226        0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                         241,215     890,411        0.0%
    JBF Industries, Ltd.                                         237,114     746,818        0.0%
    Jindal Poly Films, Ltd.                                      181,278   1,336,564        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Jindal Saw, Ltd.                                          1,460,440 $   943,688        0.0%
*   Jindal Steel & Power, Ltd.                                5,086,339   5,306,321        0.0%
    JK Cement, Ltd.                                             105,192     934,684        0.0%
    JK Lakshmi Cement, Ltd.                                     412,578   2,169,975        0.0%
    JK Tyre & Industries, Ltd.                                1,097,569   1,384,397        0.0%
    JM Financial, Ltd.                                        2,015,204   1,243,205        0.0%
    JSW Energy, Ltd.                                          3,730,129   3,770,611        0.0%
*   JSW Holdings, Ltd.                                           16,712     256,915        0.0%
    JSW Steel, Ltd.                                             855,272  17,658,699        0.1%
    Jubilant Foodworks, Ltd.                                    216,694   3,761,001        0.0%
    Jubilant Life Sciences, Ltd.                                524,175   3,151,753        0.0%
    Just Dial, Ltd.                                             131,269   1,664,209        0.0%
    Jyothy Laboratories, Ltd.                                   160,262     731,195        0.0%
    Kajaria Ceramics, Ltd.                                      295,133   4,661,164        0.0%
    Kakinada Fertilizers, Ltd.                                  245,677       7,786        0.0%
    Kalpataru Power Transmission, Ltd.                          394,476   1,241,323        0.0%
    Kansai Nerolac Paints, Ltd.                                 425,503   1,831,899        0.0%
    Karnataka Bank, Ltd. (The)                                1,545,519   2,601,894        0.0%
    Karur Vysya Bank, Ltd. (The)                                229,131   1,658,252        0.0%
    Kaveri Seed Co., Ltd.                                       264,039   1,563,643        0.0%
*   KAYA, Ltd.                                                    6,843      89,240        0.0%
    KCP, Ltd.                                                    14,306      18,172        0.0%
    KEC International, Ltd.                                     811,255   1,532,529        0.0%
*   Kesoram Industries, Ltd.                                    454,399     794,626        0.0%
    Kewal Kiran Clothing, Ltd.                                       41       1,113        0.0%
    Kirloskar Brothers, Ltd.                                      2,275       4,367        0.0%
    Kirloskar Oil Engines, Ltd.                                  83,823     298,480        0.0%
    Kitex Garments, Ltd.                                         33,593     233,032        0.0%
    Kolte-Patil Developers, Ltd.                                 94,468     176,306        0.0%
    Kotak Mahindra Bank, Ltd.                                 2,474,274  26,671,422        0.2%
    KPIT Technologies, Ltd.                                   1,197,570   2,873,411        0.0%
    KPR Mill, Ltd.                                                1,188      14,601        0.0%
    KRBL, Ltd.                                                  346,027   1,172,574        0.0%
    KSB Pumps, Ltd.                                              19,160     196,671        0.0%
*   KSK Energy Ventures, Ltd.                                    42,495      21,207        0.0%
    L&T Finance Holdings, Ltd.                                1,488,900   1,613,418        0.0%
    LA Opala RG, Ltd.                                            21,445     183,962        0.0%
    Lakshmi Machine Works, Ltd.                                  18,121     967,650        0.0%
    Lakshmi Vilas Bank, Ltd. (The)                              957,354   1,178,354        0.0%
*   Lanco Infratech, Ltd.                                     3,888,963     288,715        0.0%
    Larsen & Toubro, Ltd.                                       879,660  16,563,836        0.1%
    LIC Housing Finance, Ltd.                                 1,675,041  11,662,542        0.1%
    Lupin, Ltd.                                                 733,054  17,690,332        0.1%
*   Mahanagar Telephone Nigam, Ltd.                           1,302,941     356,061        0.0%
    Maharashtra Seamless, Ltd.                                  146,119     445,259        0.0%
    Mahindra & Mahindra Financial Services, Ltd.                562,785   2,541,159        0.0%
    Mahindra & Mahindra, Ltd.                                 1,700,687  34,071,161        0.2%
*   Mahindra CIE Automotive, Ltd.                               188,884     567,259        0.0%
    Mahindra Holidays & Resorts India, Ltd.                     157,053     938,582        0.0%
    Mahindra Lifespace Developers, Ltd.                          55,532     361,985        0.0%
*   Majesco, Ltd.                                                 3,384      29,218        0.0%
    Manappuram Finance, Ltd.                                  1,193,013     716,084        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
INDIA -- (Continued)
*   Mangalore Refinery & Petrochemicals, Ltd.                  1,583,644 $ 1,604,087        0.0%
    Marico, Ltd.                                               2,329,349   9,120,034        0.1%
    Marksans Pharma, Ltd.                                      1,911,118   1,315,097        0.0%
    Maruti Suzuki India, Ltd.                                    374,363  21,370,029        0.1%
    Max Financial Services, Ltd.                                 801,502   4,378,125        0.0%
    MAX India, Ltd.                                              801,502   1,515,471        0.0%
*   Max Ventures & Industries, Ltd.                              160,300     171,393        0.0%
    Mayur Uniquoters, Ltd.                                        23,420     143,033        0.0%
    McLeod Russel India, Ltd.                                    383,894   1,101,842        0.0%
    Merck, Ltd.                                                   39,991     403,153        0.0%
    MindTree, Ltd.                                               908,505   9,240,512        0.1%
    Mirza International, Ltd.                                     49,719      77,599        0.0%
    MOIL, Ltd.                                                    47,481     171,050        0.0%
    Monsanto India, Ltd.                                          46,063   1,238,896        0.0%
    Motherson Sumi Systems, Ltd.                               1,984,292   7,483,765        0.1%
    Motilal Oswal Financial Services, Ltd.                        29,499     132,238        0.0%
    Mphasis, Ltd.                                                305,542   2,228,336        0.0%
    MPS, Ltd.                                                      8,599      87,653        0.0%
    MRF, Ltd.                                                      9,538   4,845,788        0.0%
    Muthoot Finance, Ltd.                                         37,056     114,292        0.0%
    Natco Pharma, Ltd.                                           383,003   2,824,409        0.0%
    National Aluminium Co., Ltd.                               2,719,508   1,895,545        0.0%
    Nava Bharat Ventures, Ltd.                                    53,887     128,791        0.0%
    Navin Fluorine International, Ltd.                             9,194     240,703        0.0%
    Navneet Education, Ltd.                                      462,687     597,938        0.0%
    NCC, Ltd.                                                  5,619,355   6,621,677        0.1%
    Nectar Lifesciences, Ltd.                                     53,149      30,695        0.0%
    NESCO, Ltd.                                                   32,598     767,422        0.0%
    Nestle India, Ltd.                                            76,056   6,545,728        0.1%
    NHPC, Ltd.                                                11,964,089   3,720,131        0.0%
    NIIT Technologies, Ltd.                                      450,798   3,187,198        0.0%
*   NIIT, Ltd.                                                 1,063,395   1,330,576        0.0%
    Nilkamal, Ltd.                                                79,837   1,477,579        0.0%
*   Nirvikara Paper Mills, Ltd.                                   19,898      11,608        0.0%
    Nitin Fire Protection Industries, Ltd.                       577,008     308,382        0.0%
    NTPC, Ltd.                                                 4,255,877   8,940,392        0.1%
    Oberoi Realty, Ltd.                                          215,512     901,181        0.0%
    OCL India, Ltd.                                               28,457     212,763        0.0%
    Oil & Natural Gas Corp., Ltd.                              2,464,477   8,066,411        0.1%
    Oil India, Ltd.                                              648,964   3,236,259        0.0%
    OMAXE, Ltd.                                                  835,106   1,854,391        0.0%
    OnMobile Global, Ltd.                                        142,477     249,006        0.0%
    Oracle Financial Services Software, Ltd.                      87,406   4,746,037        0.0%
    Orient Cement, Ltd.                                          236,442     526,599        0.0%
    Oriental Bank of Commerce                                    737,129   1,005,137        0.0%
    Orissa Minerals Development Co., Ltd.                          6,450     194,971        0.0%
    Page Industries, Ltd.                                         21,484   4,058,790        0.0%
*   Parsvnath Developers, Ltd.                                   471,869     135,100        0.0%
    PC Jeweller, Ltd.                                            404,250   2,179,247        0.0%
    Peninsula Land, Ltd.                                         298,269      90,081        0.0%
    Persistent Systems, Ltd.                                     199,459   2,229,395        0.0%
    Petronet LNG, Ltd.                                         1,473,183   5,832,868        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Pfizer, Ltd.                                                 57,239 $ 1,507,332        0.0%
    Phoenix Mills, Ltd. (The)                                   150,926     728,054        0.0%
    PI Industries, Ltd.                                         282,029   2,729,807        0.0%
    Pidilite Industries, Ltd.                                   720,470   6,545,893        0.1%
    Piramal Enterprises, Ltd.                                   269,948   4,903,198        0.0%
    Polaris Consulting & Services, Ltd.                          34,393     100,883        0.0%
    Power Finance Corp., Ltd.                                 1,431,840   3,852,878        0.0%
    Power Grid Corp. of India, Ltd.                           3,908,305   8,438,471        0.1%
    Praj Industries, Ltd.                                       777,620   1,141,708        0.0%
    Prestige Estates Projects, Ltd.                             410,441   1,042,197        0.0%
*   Prism Cement, Ltd.                                          374,755     484,047        0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                 20,282   1,926,414        0.0%
    PTC India Financial Services, Ltd.                        2,168,962   1,269,774        0.0%
    PTC India, Ltd.                                           2,923,863   2,851,174        0.0%
*   Punj Lloyd, Ltd.                                          1,131,312     397,879        0.0%
    Puravankara Projects, Ltd.                                   63,975      50,893        0.0%
    PVR, Ltd.                                                    70,117     888,397        0.0%
    Radico Khaitan, Ltd.                                        567,531     752,329        0.0%
    Rain Industries, Ltd.                                     1,023,928     568,983        0.0%
    Rajesh Exports, Ltd.                                        390,414   3,480,415        0.0%
    Rallis India, Ltd.                                          804,524   2,369,797        0.0%
    Ramco Cements, Ltd. (The)                                   435,132   2,953,763        0.0%
*   Ramco Systems, Ltd.                                           9,281     104,150        0.0%
    Ratnamani Metals & Tubes, Ltd.                                7,366      53,328        0.0%
*   RattanIndia Power, Ltd.                                   1,238,771     183,720        0.0%
    Raymond, Ltd.                                               319,422   2,034,190        0.0%
    Redington India, Ltd.                                       684,071   1,119,990        0.0%
*   REI Agro, Ltd.                                            2,471,251      16,873        0.0%
    Relaxo Footwears, Ltd.                                       32,667     241,720        0.0%
    Reliance Capital, Ltd.                                    1,828,324  11,178,230        0.1%
*   Reliance Communications, Ltd.                             8,742,893   7,355,131        0.1%
*   Reliance Defence and Engineering, Ltd.                    1,243,953   1,213,683        0.0%
    Reliance Industries, Ltd.                                 3,320,225  48,994,520        0.3%
    Reliance Infrastructure, Ltd.                               910,714   7,371,187        0.1%
    Reliance Power, Ltd.                                      6,959,975   5,317,525        0.0%
    Repco Home Finance, Ltd.                                     65,679     631,190        0.0%
    Rolta India, Ltd.                                         1,184,330   1,374,110        0.0%
    Ruchi Soya Industries, Ltd.                                 695,742     297,277        0.0%
    Rural Electrification Corp., Ltd.                         1,081,653   2,896,023        0.0%
    Sadbhav Engineering, Ltd.                                   113,710     451,736        0.0%
    Sanghvi Movers, Ltd.                                         41,691     181,998        0.0%
    Sanofi India, Ltd.                                           29,480   1,959,600        0.0%
    Sharda Cropchem, Ltd.                                         3,659      14,507        0.0%
    Shilpa Medicare, Ltd.                                        13,158      93,660        0.0%
*   Shipping Corp. of India, Ltd.                             1,635,216   1,720,294        0.0%
    Shoppers Stop, Ltd.                                          56,819     327,950        0.0%
    Shree Cement, Ltd.                                           34,862   6,693,934        0.1%
    Shriram City Union Finance, Ltd.                              2,040      50,301        0.0%
    Shriram Transport Finance Co., Ltd.                         316,960   4,557,283        0.0%
*   Shyam Century Ferrous, Ltd.                                  85,287       8,995        0.0%
    Siemens, Ltd.                                               345,941   5,889,554        0.1%
    Simplex Infrastructures, Ltd.                                13,219      52,743        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Sintex Industries, Ltd.                                   3,155,363 $ 3,926,622        0.0%
*   SITI Cable Network, Ltd.                                    572,254     302,806        0.0%
    SJVN, Ltd.                                                2,649,175   1,133,500        0.0%
    SKF India, Ltd.                                              71,467   1,382,537        0.0%
*   SKS Microfinance, Ltd.                                       98,082     896,844        0.0%
    SML ISUZU, Ltd.                                              47,175     688,840        0.0%
    Sobha, Ltd.                                                 415,353   1,831,658        0.0%
    Solar Industries India, Ltd.                                 10,146     520,956        0.0%
    Sona Koyo Steering Systems, Ltd.                            170,953     129,932        0.0%
    Sonata Software, Ltd.                                       672,140   1,510,802        0.0%
    South Indian Bank, Ltd. (The)                             6,078,456   1,660,950        0.0%
    SREI Infrastructure Finance, Ltd.                         1,515,809   1,358,524        0.0%
    SRF, Ltd.                                                   256,162   5,281,296        0.0%
    Star Ferro and Cement, Ltd.                                  85,287     155,936        0.0%
    State Bank of Bikaner & Jaipur                              111,300     874,730        0.0%
    State Bank of India                                       3,242,310   9,206,412        0.1%
    State Bank of India GDR                                      14,651     413,934        0.0%
    State Bank of Travancore                                     49,998     282,895        0.0%
    Sterlite Technologies, Ltd.                               1,565,765   2,078,030        0.0%
    Strides Shasun, Ltd.                                        163,412   2,657,133        0.0%
    Sun Pharmaceutical Industries, Ltd.                       2,764,476  33,809,791        0.2%
    Sun TV Network, Ltd.                                      1,005,362   5,626,425        0.1%
    Sundaram Finance, Ltd.                                       27,217     517,846        0.0%
    Sundaram-Clayton, Ltd.                                        1,880      58,370        0.0%
    Sundram Fasteners, Ltd.                                     473,411   1,158,416        0.0%
    Sunteck Realty, Ltd.                                          9,565      30,746        0.0%
    Suprajit Engineering, Ltd.                                    5,985      12,590        0.0%
    Supreme Industries, Ltd.                                    273,828   3,301,700        0.0%
    Supreme Petrochem, Ltd.                                       3,242       7,460        0.0%
*   Suzlon Energy, Ltd.                                       8,604,216   1,946,706        0.0%
    Swaraj Engines, Ltd.                                          5,248      86,184        0.0%
    Symphony, Ltd.                                                9,825     352,465        0.0%
    Syndicate Bank                                            2,103,780   2,202,227        0.0%
    TAKE Solutions, Ltd.                                        335,044     644,065        0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                         138,069     485,279        0.0%
    Tata Chemicals, Ltd.                                        720,776   4,400,716        0.0%
    Tata Communications, Ltd.                                   522,204   3,232,478        0.0%
    Tata Consultancy Services, Ltd.                           1,530,394  58,541,560        0.4%
    Tata Elxsi, Ltd.                                            129,187   3,704,645        0.0%
    Tata Global Beverages, Ltd.                               3,261,357   5,892,832        0.1%
*   Tata Motors, Ltd.                                         5,050,593  30,902,849        0.2%
*   Tata Motors, Ltd. Sponsored ADR                             247,865   7,530,139        0.1%
    Tata Power Co., Ltd.                                      7,596,392   8,025,962        0.1%
    Tata Sponge Iron, Ltd.                                       40,502     349,218        0.0%
    Tata Steel, Ltd.                                          2,797,866  14,840,708        0.1%
*   Tata Teleservices Maharashtra, Ltd.                       3,418,263     346,964        0.0%
    TD Power Systems, Ltd.                                       10,538      37,319        0.0%
    Tech Mahindra, Ltd.                                       3,097,896  22,586,415        0.2%
    Techno Electric & Engineering Co., Ltd.                      28,157     221,272        0.0%
    Texmaco Rail & Engineering, Ltd.                            256,726     402,680        0.0%
    Thermax, Ltd.                                               194,508   2,245,302        0.0%
    Tide Water Oil Co India, Ltd.                                   773      71,904        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
INDIA -- (Continued)
    Time Technoplast, Ltd.                                       352,117 $   253,168        0.0%
*   Timken India, Ltd.                                           102,969     799,918        0.0%
    Titagarh Wagons, Ltd.                                        697,200     959,285        0.0%
    Titan Co., Ltd.                                            1,215,748   6,506,606        0.1%
    Torrent Pharmaceuticals, Ltd.                                361,700   7,799,111        0.1%
    Torrent Power, Ltd.                                          939,128   3,295,651        0.0%
    Transport Corp. of India, Ltd.                               241,088     969,465        0.0%
    Tree House Education and Accessories, Ltd.                    96,068     112,753        0.0%
    Trent, Ltd.                                                   33,583     864,687        0.0%
*   Triveni Engineering & Industries, Ltd.                       245,194     194,330        0.0%
    Triveni Turbine, Ltd.                                        531,881     872,511        0.0%
    TTK Prestige, Ltd.                                            23,144   1,555,394        0.0%
    Tube Investments of India, Ltd.                              306,737   1,893,673        0.0%
*   TV18 Broadcast, Ltd.                                       6,698,720   3,917,403        0.0%
    TVS Motor Co., Ltd.                                        2,058,379   9,894,340        0.1%
    UCO Bank                                                   2,234,732   1,333,679        0.0%
    Uflex, Ltd.                                                  316,583     843,374        0.0%
    Ultratech Cement, Ltd.                                       163,480   7,770,973        0.1%
    Unichem Laboratories, Ltd.                                   228,155     844,618        0.0%
    Union Bank of India                                        1,873,489   3,588,327        0.0%
*   Unitech, Ltd.                                             23,160,032   1,670,616        0.0%
    United Breweries, Ltd.                                       350,857   4,004,491        0.0%
*   United Spirits, Ltd.                                         171,714   6,131,586        0.1%
    UPL, Ltd.                                                  2,446,335  19,867,473        0.1%
*   Usha Martin, Ltd.                                            191,621      42,124        0.0%
    V-Guard Industries, Ltd.                                      79,206   1,131,368        0.0%
    VA Tech Wabag, Ltd.                                          150,098   1,296,876        0.0%
*   Vaibhav Global, Ltd.                                           9,850      46,198        0.0%
    Vakrangee, Ltd.                                            1,260,389   3,733,787        0.0%
    Vardhman Textiles, Ltd.                                      100,377   1,312,098        0.0%
    Vedanta, Ltd.                                              4,225,591   6,596,770        0.1%
    Vedanta, Ltd. ADR                                            396,775   2,491,747        0.0%
    Videocon Industries, Ltd.                                    689,760   1,109,709        0.0%
    Vijaya Bank                                                2,157,187   1,027,413        0.0%
    Vinati Organics, Ltd.                                         29,884     205,859        0.0%
    VIP Industries, Ltd.                                         735,235   1,272,796        0.0%
    Voltamp Transformers, Ltd.                                     4,010      49,136        0.0%
    Voltas, Ltd.                                               1,113,325   4,925,323        0.0%
    VST Industries, Ltd.                                          16,803     412,383        0.0%
    WABCO India, Ltd.                                             17,585   1,542,027        0.0%
    Welspun Corp., Ltd.                                          876,721   1,458,512        0.0%
*   Welspun Enterprises, Ltd.                                    382,512     357,867        0.0%
    Welspun India, Ltd.                                        2,374,430   3,557,995        0.0%
*   Whirlpool of India, Ltd.                                      45,243     506,410        0.0%
    Wipro, Ltd.                                                2,326,845  19,354,081        0.1%
*   Wockhardt, Ltd.                                              243,653   3,620,333        0.0%
    Yes Bank, Ltd.                                             1,919,569  27,154,001        0.2%
    Zee Entertainment Enterprises, Ltd.                        2,840,119  17,745,772        0.1%
    Zensar Technologies, Ltd.                                    119,289   1,762,400        0.0%
    Zuari Agro Chemicals, Ltd.                                    17,382      45,288        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                SHARES       VALUE++      ASSETS**
                                                              ----------- -------------- ----------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                           61,228 $      690,779        0.0%
                                                                          --------------       ----
TOTAL INDIA                                                                2,022,899,969       12.3%
                                                                          --------------       ----
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT                              63,711,400      4,457,833        0.0%
    Adaro Energy Tbk PT                                       130,905,100      7,215,494        0.1%
    Adhi Karya Persero Tbk PT                                  24,390,079      4,925,505        0.0%
*   Agung Podomoro Land Tbk PT                                 72,003,000      1,385,188        0.0%
    AKR Corporindo Tbk PT                                       4,602,300      2,260,777        0.0%
    Alam Sutera Realty Tbk PT                                 159,131,900      4,759,221        0.0%
*   Aneka Tambang Persero Tbk PT                              109,642,319      6,307,641        0.1%
    Arwana Citramulia Tbk PT                                   18,263,500        828,663        0.0%
    Asahimas Flat Glass Tbk PT                                    476,500        245,623        0.0%
    Astra Agro Lestari Tbk PT                                   3,431,800      4,180,968        0.0%
    Astra Graphia Tbk PT                                        2,554,000        383,745        0.0%
    Astra International Tbk PT                                 69,447,600     35,241,496        0.2%
*   Bakrie and Brothers Tbk PT                                142,091,050         75,420        0.0%
*   Bakrie Sumatera Plantations Tbk PT                         47,660,300        180,696        0.0%
*   Bakrie Telecom Tbk PT                                      62,111,539        235,485        0.0%
*   Bakrieland Development Tbk PT                              46,321,700        175,621        0.0%
    Bank Bukopin Tbk                                           36,055,100      1,637,769        0.0%
    Bank Central Asia Tbk PT                                   30,373,700     29,975,799        0.2%
    Bank Danamon Indonesia Tbk PT                              10,073,254      2,509,542        0.0%
    Bank Mandiri Persero Tbk PT                                26,188,918     19,037,359        0.1%
    Bank Negara Indonesia Persero Tbk PT                       29,261,930     10,131,421        0.1%
*   Bank Pan Indonesia Tbk PT                                  30,667,100      1,821,120        0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT       42,198,300      3,000,700        0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                   1,591,500         55,393        0.0%
    Bank Permata Tbk PT                                           203,500         13,866        0.0%
    Bank Rakyat Indonesia Persero Tbk PT                       49,181,400     38,434,548        0.2%
    Bank Tabungan Negara Persero Tbk PT                        61,583,935      8,189,544        0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                     2,253,500        457,304        0.0%
*   Barito Pacific Tbk PT                                       6,236,800        243,030        0.0%
*   Bayan Resources Tbk PT                                        949,000        572,231        0.0%
    Bekasi Fajar Industrial Estate Tbk PT                      13,964,000        297,770        0.0%
*   Benakat Integra Tbk PT                                     23,591,300         89,300        0.0%
*   Berau Coal Energy Tbk PT                                   25,135,500         29,304        0.0%
*   Berlian Laju Tanker Tbk PT                                 26,853,166             --        0.0%
    BISI International Tbk PT                                  12,624,712      1,589,458        0.0%
*   Budi Starch & Sweetener Tbk PT                              2,800,500         14,399        0.0%
*   Bumi Resources Tbk PT                                      86,557,200        328,091        0.0%
    Bumi Serpong Damai Tbk PT                                  53,030,100      7,403,022        0.1%
*   Bumi Teknokultura Unggul Tbk PT                               432,700         39,808        0.0%
*   Central Proteina Prima Tbk PT                               7,329,300         27,786        0.0%
    Charoen Pokphand Indonesia Tbk PT                          24,716,360      6,934,533        0.1%
    Ciputra Development Tbk PT                                 66,969,813      6,298,858        0.1%
    Ciputra Property Tbk PT                                    24,934,669        932,123        0.0%
    Ciputra Surya Tbk PT                                        8,272,311      1,315,029        0.0%
*   Citra Marga Nusaphala Persada Tbk PT                       11,260,750      1,502,659        0.0%
*   Clipan Finance Indonesia Tbk PT                             2,919,000         57,729        0.0%
*   Darma Henwa Tbk PT                                         44,117,300         40,143        0.0%
    Dharma Satya Nusantara Tbk PT                               3,281,500        126,907        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
INDONESIA -- (Continued)
*   Eagle High Plantations Tbk PT                              92,600,600 $ 1,985,716        0.0%
    Elnusa Tbk PT                                              57,968,200   2,159,172        0.0%
*   Energi Mega Persada Tbk PT                                178,100,800     674,779        0.0%
    Erajaya Swasembada Tbk PT                                  13,474,300     749,203        0.0%
*   Eureka Prima Jakarta Tbk PT                                 3,100,900     108,160        0.0%
*   Exploitasi Energi Indonesia Tbk PT                         28,707,800     150,026        0.0%
    Fajar Surya Wisesa Tbk PT                                     823,000      93,282        0.0%
    Gajah Tunggal Tbk PT                                       21,051,400   1,264,904        0.0%
*   Garuda Indonesia Persero Tbk PT                            25,798,653     865,903        0.0%
    Global Mediacom Tbk PT                                     51,127,500   4,480,710        0.0%
    Gudang Garam Tbk PT                                         1,425,000   7,467,689        0.1%
*   Hanson International Tbk PT                                75,785,200   4,647,789        0.0%
*   Harum Energy Tbk PT                                         9,749,300     668,497        0.0%
    Hexindo Adiperkasa Tbk PT                                     615,356      82,083        0.0%
    Holcim Indonesia Tbk PT                                    12,753,300     999,042        0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                       12,448,300     943,213        0.0%
    Indo Tambangraya Megah Tbk PT                               2,669,900   1,575,535        0.0%
*   Indo-Rama Synthetics Tbk PT                                    12,500         712        0.0%
    Indocement Tunggal Prakarsa Tbk PT                          6,570,700   9,788,163        0.1%
    Indofood CBP Sukses Makmur Tbk PT                           3,770,600   4,358,929        0.0%
    Indofood Sukses Makmur Tbk PT                              29,653,700  15,938,700        0.1%
*   Indosat Tbk PT                                              6,115,300   3,106,423        0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                1,219,100      46,143        0.0%
*   Inovisi Infracom Tbk PT                                     2,876,678       4,785        0.0%
    Intiland Development Tbk PT                                83,139,700   3,209,705        0.0%
    Japfa Comfeed Indonesia Tbk PT                             32,440,700   2,267,427        0.0%
    Jasa Marga Persero Tbk PT                                  13,486,400   5,557,114        0.0%
    Jaya Real Property Tbk PT                                   1,762,500     100,100        0.0%
    Kalbe Farma Tbk PT                                         79,829,000   8,300,490        0.1%
    Kawasan Industri Jababeka Tbk PT                          155,164,728   3,072,550        0.0%
*   Krakatau Steel Persero Tbk PT                               5,587,900     266,442        0.0%
*   Kresna Graha Investama PT Tbk                               2,450,100     450,357        0.0%
    Link Net Tbk PT                                               550,000     175,433        0.0%
*   Lippo Cikarang Tbk PT                                       4,582,900   2,537,473        0.0%
    Lippo Karawaci Tbk PT                                     142,362,462  10,938,331        0.1%
*   Malindo Feedmill Tbk PT                                     7,216,700     747,702        0.0%
    Matahari Department Store Tbk PT                            3,660,900   5,249,230        0.0%
    Matahari Putra Prima Tbk PT                                14,625,872   1,630,751        0.0%
    Mayora Indah Tbk PT                                         1,755,525   4,690,523        0.0%
    Medco Energi Internasional Tbk PT                          10,136,200   1,284,284        0.0%
    Media Nusantara Citra Tbk PT                               32,791,293   5,811,515        0.1%
*   Mitra Adiperkasa Tbk PT                                     6,668,100   2,118,536        0.0%
    MNC Investama Tbk PT                                      110,802,700   1,416,917        0.0%
*   MNC Sky Vision Tbk PT                                       2,451,400     240,292        0.0%
    Modernland Realty Tbk PT                                   26,976,200     780,684        0.0%
    Multipolar Tbk PT                                          46,470,300   1,327,529        0.0%
    Multistrada Arah Sarana Tbk PT                              3,155,000      50,723        0.0%
    Nippon Indosari Corpindo Tbk PT                             8,189,700     899,781        0.0%
*   Nirvana Development Tbk PT                                 14,389,100     110,100        0.0%
*   Nusantara Infrastructure Tbk PT                           111,586,700     979,773        0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                            2,279,000     117,383        0.0%
    Pakuwon Jati Tbk PT                                       182,714,200   7,239,345        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                SHARES      VALUE++     ASSETS**
                                                              ----------- ------------ ----------
INDONESIA -- (Continued)
    Pan Brothers Tbk PT                                        34,378,500 $  1,291,472        0.0%
*   Panin Financial Tbk PT                                    171,299,400    2,344,209        0.0%
*   Paninvest Tbk PT                                            5,396,500      209,977        0.0%
    Pembangunan Perumahan Persero Tbk PT                       25,369,000    7,031,277        0.1%
    Perusahaan Gas Negara Persero Tbk                          36,818,700    7,275,675        0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT      49,124,400    5,692,441        0.0%
    Ramayana Lestari Sentosa Tbk PT                            28,223,100    1,496,554        0.0%
*   Resource Alam Indonesia Tbk PT                              1,095,200       54,549        0.0%
    Salim Ivomas Pratama Tbk PT                                20,817,300      765,398        0.0%
    Samindo Resources Tbk PT                                      348,500       13,447        0.0%
    Sampoerna Agro PT                                           5,442,659      821,427        0.0%
    Sawit Sumbermas Sarana Tbk PT                              23,897,500    3,358,337        0.0%
*   Sekawan Intipratama Tbk PT                                  2,876,400       13,577        0.0%
    Selamat Sempurna Tbk PT                                     3,121,200    1,117,581        0.0%
    Semen Baturaja Persero Tbk PT                               9,216,300      341,134        0.0%
    Semen Indonesia Persero Tbk PT                             16,314,500   12,194,812        0.1%
    Sentul City Tbk PT                                        279,727,400    1,691,381        0.0%
*   Sigmagold Inti Perkasa Tbk PT                              13,708,000      434,454        0.0%
    Siloam International Hospitals Tbk PT                         835,800      535,165        0.0%
    Sinar Mas Multiartha Tbk PT                                   278,500       97,141        0.0%
    Sri Rejeki Isman Tbk PT                                   148,808,000    3,240,929        0.0%
*   Sugih Energy Tbk PT                                        96,898,100    2,533,553        0.0%
    Sumber Alfaria Trijaya Tbk PT                                 289,300       13,162        0.0%
    Summarecon Agung Tbk PT                                    72,295,464    8,529,494        0.1%
    Surya Citra Media Tbk PT                                   24,532,000    5,926,985        0.1%
    Surya Semesta Internusa Tbk PT                             43,439,400    2,264,969        0.0%
*   Suryainti Permata Tbk PT                                    3,098,000           --        0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  6,320,700    3,362,181        0.0%
    Telekomunikasi Indonesia Persero Tbk PT                    50,965,700   13,673,732        0.1%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         428,964   22,893,809        0.2%
    Tempo Scan Pacific Tbk PT                                     782,200      118,509        0.0%
*   Tiga Pilar Sejahtera Food Tbk                              16,520,139    1,410,095        0.0%
    Timah Persero Tbk PT                                       39,596,467    2,316,770        0.0%
    Tiphone Mobile Indonesia Tbk PT                            13,576,800      703,977        0.0%
    Total Bangun Persada Tbk PT                                13,839,600      732,171        0.0%
*   Tower Bersama Infrastructure Tbk PT                         9,597,600    4,300,270        0.0%
    Trias Sentosa Tbk PT                                        3,690,500       87,451        0.0%
*   Trimegah Securities Tbk PT                                    600,700        2,821        0.0%
*   Truba Alam Manunggal Engineering PT                        15,388,500       16,336        0.0%
    Tunas Baru Lampung Tbk PT                                   8,971,000      423,757        0.0%
    Tunas Ridean Tbk PT                                         8,038,500      655,308        0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                2,569,000      814,815        0.0%
    Unilever Indonesia Tbk PT                                   3,020,100    9,727,054        0.1%
    United Tractors Tbk PT                                     10,317,146   11,679,263        0.1%
*   Vale Indonesia Tbk PT                                      25,633,750    3,600,644        0.0%
*   Visi Media Asia Tbk PT                                     40,906,600    1,174,906        0.0%
    Waskita Karya Persero Tbk PT                               19,301,751    3,419,486        0.0%
    Wijaya Karya Beton Tbk PT                                   3,800,500      277,169        0.0%
    Wijaya Karya Persero Tbk PT                                15,102,100    3,025,070        0.0%
*   XL Axiata Tbk PT                                           17,661,400    4,706,459        0.0%
                                                                          ------------        ---
TOTAL INDONESIA                                                            508,107,122        3.1%
                                                                          ------------        ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
MALAYSIA -- (4.1%)
    7-Eleven Malaysia Holdings Bhd Class B                       419,000 $   149,062        0.0%
    Aeon Co. M Bhd                                             4,277,500   3,085,150        0.0%
    Aeon Credit Service M Bhd                                    121,760     410,577        0.0%
    Affin Holdings Bhd                                         3,897,400   2,311,447        0.0%
    AirAsia Bhd                                               16,760,400   8,135,987        0.1%
*   AirAsia X Bhd                                             14,515,300   1,259,608        0.0%
*   Alam Maritim Resources Bhd                                 5,355,000     512,521        0.0%
    Alliance Financial Group Bhd                               6,561,500   6,718,318        0.1%
    AMMB Holdings Bhd                                         12,569,650  14,557,820        0.1%
    Amway Malaysia Holdings Bhd                                  109,600     266,923        0.0%
    Ann Joo Resources Bhd                                        748,250     223,787        0.0%
    APM Automotive Holdings Bhd                                  174,800     174,456        0.0%
    Astro Malaysia Holdings Bhd                                8,925,700   6,313,133        0.1%
    Axiata Group Bhd                                          10,239,504  14,790,053        0.1%
    Barakah Offshore Petroleum Bhd                               693,400     127,560        0.0%
    Batu Kawan Bhd                                               375,450   1,728,631        0.0%
    Benalec Holdings Bhd                                       5,318,700     680,064        0.0%
    Berjaya Assets Bhd                                           156,600      32,077        0.0%
    Berjaya Auto Bhd                                           1,276,300     718,396        0.0%
    Berjaya Corp. Bhd                                         27,202,100   2,675,457        0.0%
*   Berjaya Land Bhd                                           2,769,200     493,142        0.0%
    Berjaya Sports Toto Bhd                                    4,660,898   3,627,402        0.0%
    BIMB Holdings Bhd                                          3,739,999   3,682,847        0.0%
    Bina Darulaman Bhd                                           103,800      17,499        0.0%
    Bonia Corp. Bhd                                            4,050,400     621,138        0.0%
    Boustead Holdings Bhd                                      2,386,292   2,374,932        0.0%
    Boustead Plantations Bhd                                     607,200     231,279        0.0%
    British American Tobacco Malaysia Bhd                        496,900   5,831,812        0.1%
*   Bumi Armada Bhd                                           18,322,150   3,699,428        0.0%
    Bursa Malaysia Bhd                                         2,669,100   5,742,000        0.1%
    Cahya Mata Sarawak Bhd                                     4,583,500   4,499,604        0.0%
    Can-One Bhd                                                  637,500     669,233        0.0%
    Carlsberg Brewery Malaysia Bhd Class B                     1,099,700   3,797,447        0.0%
    Carotech Bhd                                                  44,425          45        0.0%
    CB Industrial Product Holding Bhd                          2,892,320   1,665,986        0.0%
    CIMB Group Holdings Bhd                                   18,178,298  21,691,444        0.2%
    Coastal Contracts Bhd                                      1,891,377     787,115        0.0%
    CSC Steel Holdings Bhd                                       470,500     171,061        0.0%
    Cypark Resources Bhd                                       1,315,600     668,846        0.0%
    Daibochi Plastic & Packaging Industry Bhd                     75,360      39,931        0.0%
    Datasonic Group Bhd                                        3,125,600   1,053,786        0.0%
*   Daya Materials Bhd                                        14,892,600     305,053        0.0%
    Dayang Enterprise Holdings Bhd                             2,876,812     961,698        0.0%
    Dialog Group Bhd                                          16,325,584   6,634,314        0.1%
    DiGi.Com Bhd                                              12,966,620  14,591,638        0.1%
    DKSH Holdings Malaysia Bhd                                   112,700     112,263        0.0%
    DRB-Hicom Bhd                                             10,020,400   2,485,895        0.0%
    Dutch Lady Milk Industries Bhd                                63,200     857,533        0.0%
*   Eastern & Oriental Bhd                                     8,197,421   3,209,931        0.0%
    ECM Libra Financial Group Bhd                                318,034      29,621        0.0%
*   Eco World Development Group Bhd                            1,056,500     348,411        0.0%
    Evergreen Fibreboard Bhd                                   5,351,450   1,477,602        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
MALAYSIA -- (Continued)
    Felda Global Ventures Holdings Bhd                         3,767,400 $ 1,395,763        0.0%
*   Fountain View Development Bhd                                 31,500          --        0.0%
    Gadang Holdings Bhd                                          749,400     397,915        0.0%
    Gamuda Bhd                                                 7,835,500   9,521,556        0.1%
    Gas Malaysia Bhd                                             216,200     127,604        0.0%
    GD Express Carrier Bhd                                       412,856     159,277        0.0%
    Genting Bhd                                                7,127,000  16,111,574        0.1%
    Genting Malaysia Bhd                                      11,740,800  13,414,651        0.1%
    Genting Plantations Bhd                                      936,600   2,564,921        0.0%
    Globetronics Technology Bhd                                1,632,220   1,427,785        0.0%
    Glomac Bhd                                                 3,530,400     735,930        0.0%
    Goldis Bhd                                                   478,372     320,347        0.0%
    GuocoLand Malaysia Bhd                                       844,000     267,311        0.0%
    Hai-O Enterprise Bhd                                         649,700     422,072        0.0%
    HAP Seng Consolidated Bhd                                  6,370,940  12,493,732        0.1%
    Hap Seng Plantations Holdings Bhd                          1,441,000     880,867        0.0%
    Hartalega Holdings Bhd                                     3,425,700   3,761,789        0.0%
    Heineken Malaysia Bhd                                        694,700   2,672,352        0.0%
    Hiap Teck Venture Bhd                                        444,600      57,412        0.0%
*   Hibiscus Petroleum Bhd                                       717,900      34,867        0.0%
    Hock Seng LEE Bhd                                          1,486,112     691,703        0.0%
    Hong Leong Bank Bhd                                        2,650,565   9,123,594        0.1%
    Hong Leong Financial Group Bhd                             1,366,398   5,218,131        0.0%
    Hong Leong Industries Bhd                                    459,700     866,244        0.0%
    Hovid Bhd                                                  2,361,900     259,482        0.0%
    Hua Yang Bhd                                               1,255,533     578,082        0.0%
    Hume Industries Bhd                                          436,836     346,325        0.0%
    Hup Seng Industries Bhd                                    1,172,100     392,770        0.0%
    Hwang Capital Malaysia Bhd                                    42,400      23,772        0.0%
    I-Bhd                                                      1,185,700     156,091        0.0%
    IFCA MSC Bhd                                               3,132,300     507,152        0.0%
    IHH Healthcare Bhd                                         3,127,200   5,238,645        0.0%
    IJM Corp. Bhd                                             22,045,826  19,456,563        0.1%
    IJM Plantations Bhd                                        1,227,800   1,096,072        0.0%
    Inari Amertron Bhd                                         4,275,694   2,985,659        0.0%
    Inch Kenneth Kajang Rubber P.L.C.                            113,000      21,517        0.0%
    Insas Bhd                                                  5,903,702   1,025,156        0.0%
    IOI Corp. Bhd                                             11,992,977  13,540,318        0.1%
    IOI Properties Group Bhd                                   4,197,535   2,597,654        0.0%
*   Iris Corp. Bhd                                             9,652,600     382,333        0.0%
*   Iskandar Waterfront City Bhd                               3,729,400     876,060        0.0%
*   JAKS Resources Bhd                                         3,650,700     988,600        0.0%
    Jaya Tiasa Holdings Bhd                                    1,918,939     661,242        0.0%
    JCY International Bhd                                      4,658,900     785,643        0.0%
    K&N Kenanga Holdings Bhd                                   1,779,386     225,257        0.0%
    Karex Bhd                                                  1,102,124     729,750        0.0%
    Keck Seng Malaysia Bhd                                       320,700     412,477        0.0%
*   Kian JOO CAN Factory Bhd                                   1,828,780   1,520,677        0.0%
    Kim Loong Resources Bhd                                      276,320     239,547        0.0%
    Kimlun Corp. Bhd                                             701,700     315,628        0.0%
    KLCCP Stapled Group                                           24,800      45,730        0.0%
*   KNM Group Bhd                                             16,286,781   1,972,062        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
MALAYSIA -- (Continued)
    Kossan Rubber Industries                                   3,274,200 $ 5,027,512        0.0%
    KPJ Healthcare Bhd                                         3,945,475   4,273,945        0.0%
*   Kretam Holdings Bhd                                        4,274,500     600,681        0.0%
    KSL Holdings Bhd                                           6,337,811   2,026,959        0.0%
    Kuala Lumpur Kepong Bhd                                    1,293,322   7,911,669        0.1%
*   KUB Malaysia Bhd                                           1,123,400      80,270        0.0%
*   Kulim Malaysia Bhd                                         4,159,400   4,216,431        0.0%
*   Kumpulan Europlus Bhd                                      1,271,800     290,856        0.0%
    Kumpulan Fima Bhd                                            909,400     437,415        0.0%
    Kumpulan Perangsang Selangor Bhd                           2,772,400     750,510        0.0%
*   Kwantas Corp. Bhd                                             23,900       8,967        0.0%
    Lafarge Malaysia Bhd                                       2,046,300   4,585,321        0.0%
    Land & General Bhd                                         7,487,200     650,450        0.0%
*   Landmarks Bhd                                              1,766,192     412,682        0.0%
    LBS Bina Group Bhd                                         2,871,000   1,168,095        0.0%
    Lingkaran Trans Kota Holdings Bhd                            727,500     985,633        0.0%
*   Lion Industries Corp. Bhd                                  2,587,400     284,297        0.0%
    LPI Capital Bhd                                              215,800     845,828        0.0%
    Magnum Bhd                                                 2,208,900   1,373,533        0.0%
    Mah Sing Group Bhd                                        10,835,051   4,047,056        0.0%
    Malayan Banking Bhd                                       16,693,109  38,110,571        0.3%
    Malayan Flour Mills Bhd                                    1,196,900     376,224        0.0%
    Malaysia Airports Holdings Bhd                             3,414,145   5,853,148        0.1%
    Malaysia Building Society Bhd                              1,744,359     579,758        0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd         2,950,600     844,569        0.0%
    Malaysian Bulk Carriers Bhd                                4,070,323     862,527        0.0%
    Malaysian Pacific Industries Bhd                             794,725   1,503,614        0.0%
    Malaysian Resources Corp. Bhd                             10,359,000   3,200,657        0.0%
    Malton Bhd                                                 2,141,500     380,386        0.0%
    Matrix Concepts Holdings Bhd                               2,326,850   1,494,019        0.0%
    Maxis Bhd                                                  5,284,415   7,561,904        0.1%
    MBM Resources Bhd                                          1,144,310     635,456        0.0%
    Media Chinese International, Ltd.                            905,600     167,786        0.0%
    Media Prima Bhd                                            5,589,020   2,015,195        0.0%
    Mega First Corp. Bhd                                         192,300      86,034        0.0%
    MISC Bhd                                                   3,188,660   6,892,557        0.1%
    Mitrajaya Holdings Bhd                                     2,680,300     835,277        0.0%
    MK Land Holdings Bhd                                       5,362,200     458,985        0.0%
    MKH BHD                                                    1,339,167     866,063        0.0%
    MMC Corp. Bhd                                              6,679,700   3,592,360        0.0%
*   MNRB Holdings Bhd                                            958,900     739,267        0.0%
*   MPHB Capital Bhd                                             552,100     203,035        0.0%
*   Mudajaya Group Bhd                                         2,521,733     760,243        0.0%
    Muhibbah Engineering M Bhd                                 3,775,700   2,267,497        0.0%
*   Mulpha International Bhd                                  15,758,300   1,208,179        0.0%
    My EG Services Bhd                                        10,260,800   5,273,303        0.0%
    Naim Holdings Bhd                                          1,872,900   1,096,381        0.0%
    Nestle Malaysia Bhd                                           17,800     341,480        0.0%
    NTPM Holdings Bhd                                          1,397,500     343,004        0.0%
    OCK Group Bhd                                                662,700     132,158        0.0%
    Oldtown Bhd                                                2,238,525     840,238        0.0%
    Oriental Holdings Bhd                                        615,140   1,094,030        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
MALAYSIA -- (Continued)
    OSK Holdings Bhd                                           4,578,145 $ 1,931,949        0.0%
    Padini Holdings Bhd                                        5,445,800   3,049,881        0.0%
    Panasonic Manufacturing Malaysia Bhd                          71,900     526,046        0.0%
    Pantech Group Holdings Bhd                                 1,324,918     191,364        0.0%
    Paramount Corp. Bhd                                          965,225     389,889        0.0%
*   Parkson Holdings Bhd                                       4,945,367   1,151,063        0.0%
*   Perisai Petroleum Teknologi Bhd                           11,203,300     741,589        0.0%
    Petronas Chemicals Group Bhd                               8,860,600  15,214,266        0.1%
    Petronas Dagangan Bhd                                        937,100   5,717,838        0.1%
    Petronas Gas Bhd                                           2,123,908  11,941,331        0.1%
    Pharmaniaga Bhd                                              541,580     777,534        0.0%
    Pie Industrial Bhd                                           100,840     336,460        0.0%
    POS Malaysia BHD                                           3,060,800   2,269,275        0.0%
    Power Root Bhd                                               206,500     111,750        0.0%
    PPB Group Bhd                                              2,382,900   9,852,506        0.1%
    Press Metal Bhd                                            3,985,900   2,989,519        0.0%
    Prestariang Bhd                                            1,500,100     956,952        0.0%
    Protasco Bhd                                               2,143,100     931,751        0.0%
    Public Bank Bhd                                            8,524,711  40,777,421        0.3%
    Puncak Niaga Holdings Bhd                                  1,430,560     439,257        0.0%
    QL Resources Bhd                                           3,573,860   3,998,512        0.0%
    RCE Capital Bhd                                              188,562      36,392        0.0%
    RHB Capital Bhd                                            4,483,130   7,016,933        0.1%
*   Rimbunan Sawit Bhd                                         1,063,700     148,160        0.0%
    Salcon Bhd                                                 5,860,700     965,549        0.0%
    Sapurakencana Petroleum Bhd                               26,816,088  11,285,986        0.1%
    Sarawak Cable Bhd                                            651,600     247,770        0.0%
    Sarawak Oil Palms Bhd                                        486,260     547,921        0.0%
    Scientex Bhd                                                 777,064   2,485,279        0.0%
*   Scomi Energy Services Bhd                                  2,140,000     128,225        0.0%
*   Scomi Group Bhd                                           10,163,700     454,329        0.0%
*   Seal, Inc. Bhd                                                69,100       8,566        0.0%
    SEG International Bhd                                        311,400     101,926        0.0%
    Selangor Dredging Bhd                                        366,400      95,677        0.0%
    Selangor Properties Bhd                                       63,100      80,746        0.0%
    Shangri-La Hotels Malaysia Bhd                               373,100     543,009        0.0%
*   Shell Refining Co. Federation of Malaya Bhd                  257,100     202,357        0.0%
    SHL Consolidated Bhd                                         171,700     129,612        0.0%
    Sime Darby Bhd                                             8,232,940  16,204,007        0.1%
    SKP Resources Bhd                                          1,464,300     501,587        0.0%
    SP Setia Bhd Group                                         2,081,117   1,714,895        0.0%
    Star Media Group Bhd                                       1,265,600     787,131        0.0%
*   Sumatec Resources Bhd                                      2,436,100      74,530        0.0%
    Sunway Bhd                                                 7,399,193   5,928,522        0.1%
    Sunway Construction Group Bhd                                555,819     230,307        0.0%
    Supermax Corp. Bhd                                         3,399,850   2,261,385        0.0%
    Suria Capital Holdings Bhd                                   279,650     162,309        0.0%
    Syarikat Takaful Malaysia Bhd                              2,984,700   3,033,834        0.0%
    Symphony Life Bhd                                            321,132      58,333        0.0%
    Ta Ann Holdings Bhd                                        1,580,486   1,937,997        0.0%
    TA Enterprise Bhd                                         10,887,400   1,531,125        0.0%
    TA Global Bhd                                              5,451,340     333,933        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
MALAYSIA -- (Continued)
*   Talam Transform Bhd                                        6,754,300 $     86,411        0.0%
    Taliworks Corp. Bhd                                          197,800       66,758        0.0%
    Tambun Indah Land Bhd                                      2,204,100      784,084        0.0%
    TAN Chong Motor Holdings Bhd                               1,250,700      714,738        0.0%
*   Tanjung Offshore Bhd                                         800,200       63,395        0.0%
    Tasek Corp. Bhd                                               38,700      154,488        0.0%
    TDM Bhd                                                    8,117,600    1,483,623        0.0%
    Telekom Malaysia Bhd                                       4,054,302    6,899,717        0.1%
    Tenaga Nasional Bhd                                        9,255,181   33,998,621        0.2%
*   TH Heavy Engineering Bhd                                   6,912,734      229,515        0.0%
    TH Plantations Bhd                                         1,213,540      374,970        0.0%
    Time dotCom Bhd                                            1,536,860    2,900,353        0.0%
    Tiong NAM Logistics Holdings                               1,219,000      399,307        0.0%
    Top Glove Corp. Bhd                                        7,069,760    8,970,183        0.1%
    Tropicana Corp. Bhd                                        4,838,948    1,237,713        0.0%
    TSH Resources Bhd                                          3,013,850    1,564,710        0.0%
    Tune Protect Group Bhd                                     3,564,800    1,211,475        0.0%
    Uchi Technologies Bhd                                      1,316,300      582,150        0.0%
    UEM Edgenta Bhd                                            2,606,800    2,525,527        0.0%
    UEM Sunrise Bhd                                           16,672,545    4,339,309        0.0%
    UMW Holdings Bhd                                           3,954,706    6,633,871        0.1%
*   UMW Oil & Gas Corp. Bhd                                    2,921,700      696,699        0.0%
    Unisem M Bhd                                               5,264,120    2,975,831        0.0%
    United Malacca Bhd                                           197,950      301,922        0.0%
    United Plantations Bhd                                       159,400    1,093,809        0.0%
    United U-Li Corp. Bhd                                        550,400      757,422        0.0%
    UOA Development Bhd                                        2,544,800    1,432,421        0.0%
*   Uzma Bhd                                                   1,071,200      542,457        0.0%
    VS Industry Bhd                                            9,086,140    2,810,821        0.0%
    Wah Seong Corp. Bhd                                        2,459,839      474,701        0.0%
    WCT Holdings Bhd                                           7,373,529    3,089,372        0.0%
    Wellcall Holdings Bhd                                      1,791,300    1,104,522        0.0%
    Westports Holdings Bhd                                     5,860,700    6,215,095        0.1%
    Wing Tai Malaysia Bhd                                        567,600      172,943        0.0%
    WTK Holdings Bhd                                           2,834,550      869,221        0.0%
    Yinson Holdings BHD                                        1,266,500      893,468        0.0%
*   YNH Property Bhd                                           3,038,653    1,530,533        0.0%
    YTL Corp. Bhd                                             38,104,320   15,207,023        0.1%
    YTL E-Solutions Bhd                                          747,100      101,477        0.0%
*   YTL Land & Development Bhd                                 1,074,000      173,073        0.0%
    YTL Power International Bhd                                9,775,866    3,751,140        0.0%
    Zhulian Corp. Bhd                                            899,766      338,100        0.0%
                                                                         ------------        ---
TOTAL MALAYSIA                                                            711,180,092        4.3%
                                                                         ------------        ---
MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A                               19,913,602   37,455,232        0.2%
    Alpek S.A.B. de C.V.                                       2,272,027    3,807,258        0.0%
    Alsea S.A.B. de C.V.                                       4,387,993   16,820,344        0.1%
    America Movil S.A.B. de C.V. Series L                     32,608,574   23,085,179        0.2%
    America Movil S.A.B. de C.V. Series L ADR                  3,134,148   44,379,535        0.3%
    Arca Continental S.A.B. de C.V.                            2,830,417   19,524,599        0.1%
*   Axtel S.A.B. de C.V.                                       8,669,415    3,859,870        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
MEXICO -- (Continued)
    Banregio Grupo Financiero S.A.B. de C.V.                  2,223,543 $13,350,576        0.1%
*   Bio Pappel S.A.B. de C.V.                                   222,356     286,658        0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                  3,536,655   5,864,738        0.0%
*   Cemex S.A.B. de C.V.                                      1,114,223     827,670        0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                        6,971,669  51,938,935        0.3%
*   Cia Minera Autlan S.A.B. de C.V. Series B                   233,423      91,852        0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L                     280,203   2,442,808        0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                129,727  11,323,870        0.1%
    Consorcio ARA S.A.B. de C.V. Series *                     8,909,402   3,485,120        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR       127,762   2,667,671        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A   147,664     308,723        0.0%
*   Corp Interamericana de Entretenimiento SAB de CV Class B    222,600     200,286        0.0%
    Corp. Actinver SAB de C.V.                                   61,598      50,823        0.0%
    Corp. Inmobiliaria Vesta SAB de C.V.                      2,560,584   4,167,266        0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                     392,200   1,322,177        0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                        402,458     885,402        0.0%
    Cydsa S.A.B. de C.V.                                          6,129       8,047        0.0%
*   Desarrolladora Homex S.A.B. de C.V.                          44,087       8,713        0.0%
*   Dine S.A.B. de C.V.                                           7,300       4,754        0.0%
    El Puerto de Liverpool S.A.B. de C.V.                       563,001   6,398,151        0.0%
*   Empresas ICA S.A.B. de C.V.                               4,691,828   1,003,562        0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                   615,629     549,018        0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR              246,788      51,352        0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                   347,313   3,237,617        0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     627,285  58,469,235        0.4%
*   Genomma Lab Internacional S.A.B. de C.V. Class B          5,975,583   6,564,418        0.1%
    Gentera S.A.B. de C.V.                                    3,588,979   7,121,781        0.1%
    Gruma S.A.B. de C.V. Class B                              1,647,720  24,017,648        0.2%
*   Grupo Aeromexico S.A.B. de C.V.                             614,175   1,401,154        0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.       1,733,687  10,052,667        0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR         100       4,643        0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         172,414  16,279,330        0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B   1,341,886  12,670,376        0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR           60,823   9,357,010        0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B      936,872  14,428,286        0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                       6,897,378  21,003,254        0.1%
    Grupo Carso S.A.B. de C.V. Series A1                      2,633,498  12,684,825        0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                  211,154     619,790        0.0%
    Grupo Comercial Chedraui S.A. de C.V.                     2,137,325   6,048,734        0.0%
    Grupo Elektra S.A.B. de C.V.                                223,336   4,199,399        0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                        3,451,801   2,618,246        0.0%
    Grupo Financiero Banorte S.A.B. de C.V.                   8,581,116  48,789,413        0.3%
    Grupo Financiero Inbursa S.A.B. de C.V.                   8,446,045  16,553,701        0.1%
    Grupo Financiero Interacciones SA de C.V.                   291,023   1,647,726        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B  3,314,662   6,080,376        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                       669,690   6,120,967        0.0%
*   Grupo Gigante S.A.B. de C.V. Series *                        41,000      88,174        0.0%
    Grupo Herdez S.A.B. de C.V. Series *                      1,393,655   3,066,022        0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B               60,400      79,728        0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                     77,099     145,597        0.0%
    Grupo KUO S.A.B. de C.V. Series B                           271,325     520,425        0.0%
    Grupo Lala S.A.B. de C.V.                                 1,119,607   2,994,139        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B                      19,299,353 $ 49,087,874        0.3%
*   Grupo Pochteca S.A.B. de C.V.                                387,811      225,411        0.0%
    Grupo Sanborns S.A.B. de C.V.                                326,148      450,607        0.0%
*   Grupo Simec S.A.B. de C.V. Series B                        1,718,211    5,725,489        0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                       8,806       86,915        0.0%
*   Grupo Sports World S.A.B. de C.V.                            218,149      240,913        0.0%
    Grupo Televisa S.A.B. Series CPO                           2,346,764   13,681,210        0.1%
    Grupo Televisa S.A.B. Sponsored ADR                        1,922,391   56,191,489        0.4%
*   Hoteles City Express S.A.B. de C.V.                          348,796      435,877        0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                           2,275,386    3,134,423        0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         49,138    2,471,150        0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                   647,103    2,711,832        0.0%
*   Industrias CH S.A.B. de C.V. Series B                      2,050,314    8,539,872        0.1%
    Industrias Penoles S.A.B. de C.V.                            469,886    7,341,077        0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.             1,411,135    5,504,400        0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A            7,958,521   18,919,508        0.1%
*   La Comer S.A.B. de C.V.                                    3,974,790    4,158,540        0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                   1,304,709       68,251        0.0%
    Megacable Holdings S.A.B. de C.V.                          1,145,955    5,299,275        0.0%
    Mexichem S.A.B. de C.V.                                    6,664,056   16,833,814        0.1%
*   Minera Frisco S.A.B. de C.V.                               1,642,344    1,177,013        0.0%
*   OHL Mexico S.A.B. de C.V.                                  3,987,878    6,552,723        0.1%
    Organizacion Cultiba S.A.B. de C.V.                          158,465      219,212        0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                3,374,203    8,121,394        0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.    1,367,667   17,338,443        0.1%
*   Qualitas Controladora S.A.B. de C.V.                         507,248      678,408        0.0%
    Rassini S.A.B. de C.V.                                         5,300       24,762        0.0%
*   Telesites SAB de C.V.                                      4,871,652    3,001,486        0.0%
    TV Azteca S.A.B. de C.V.                                   5,455,390      751,499        0.0%
*   Urbi Desarrollos Urbanos S.A.B. de C.V.                    1,795,501          135        0.0%
    Vitro S.A.B. de C.V. Series A                                299,251    1,033,181        0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         16,371,536   40,461,021        0.3%
                                                                         ------------        ---
TOTAL MEXICO                                                              833,502,074        5.1%
                                                                         ------------        ---
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR                                    34,687      309,755        0.0%
*   Cia de Minas Buenaventura SAA ADR                            156,351    1,586,963        0.0%
    Credicorp, Ltd.                                              141,117   20,521,234        0.2%
    Grana y Montero SAA Sponsored ADR                            163,700    1,127,893        0.0%
                                                                         ------------        ---
TOTAL PERU                                                                 23,545,845        0.2%
                                                                         ------------        ---
PHILIPPINES -- (1.6%)
    A Soriano Corp.                                              818,000      105,356        0.0%
    Aboitiz Equity Ventures, Inc.                              5,662,310    8,004,712        0.1%
    Aboitiz Power Corp.                                        5,603,300    5,360,385        0.0%
    ACR Mining Corp.                                              11,905          852        0.0%
    Alliance Global Group, Inc.                               24,266,594    7,492,270        0.1%
    Alsons Consolidated Resources, Inc.                        2,381,000       71,579        0.0%
*   Atlas Consolidated Mining & Development Corp.              2,979,300      265,587        0.0%
    Ayala Corp.                                                  674,685   11,080,892        0.1%
    Ayala Land, Inc.                                          22,988,820   16,961,691        0.1%
    Bank of the Philippine Islands                             2,902,913    5,600,458        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES      VALUE++    ASSETS**
                                                              ----------- ----------- ----------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc.                                           4,789,969 $10,204,312        0.1%
    Belle Corp.                                                22,538,700   1,458,586        0.0%
*   Bloomberry Resorts Corp.                                    3,387,300     307,357        0.0%
    Cebu Air, Inc.                                              1,811,650   3,436,987        0.0%
    Cebu Holdings, Inc.                                         2,065,000     224,405        0.0%
    Century Pacific Food, Inc.                                    181,400      73,135        0.0%
    Century Properties Group, Inc.                              1,153,062      13,523        0.0%
    China Banking Corp.                                           802,599     658,699        0.0%
    COL Financial Group, Inc.                                     133,700      39,926        0.0%
    Cosco Capital, Inc.                                         1,851,700     313,422        0.0%
    D&L Industries, Inc.                                       17,196,600   3,296,886        0.0%
    DMCI Holdings, Inc.                                        23,769,700   6,311,757        0.0%
    DoubleDragon Properties Corp.                                 795,600     661,173        0.0%
    East West Banking Corp.                                       628,800     205,239        0.0%
    EEI Corp.                                                   2,805,800     433,563        0.0%
    Emperador, Inc.                                               761,000     128,715        0.0%
*   Empire East Land Holdings, Inc.                            22,778,000     412,347        0.0%
    Energy Development Corp.                                   72,316,700   9,083,429        0.1%
    Filinvest Development Corp.                                    89,300      10,371        0.0%
    Filinvest Land, Inc.                                      140,924,687   5,497,161        0.0%
    First Gen Corp.                                            11,114,800   4,803,391        0.0%
    First Philippine Holdings Corp.                             2,277,840   3,237,679        0.0%
    Globe Telecom, Inc.                                           146,120   6,826,432        0.1%
    GT Capital Holdings, Inc.                                     142,460   4,146,923        0.0%
    Integrated Micro-Electronics, Inc.                            179,700      21,838        0.0%
    International Container Terminal Services, Inc.             3,905,502   5,406,996        0.0%
    JG Summit Holdings, Inc.                                    4,074,560   7,068,107        0.1%
    Jollibee Foods Corp.                                        2,358,227  11,536,502        0.1%
    Leisure & Resorts World Corp.                               1,361,320     223,332        0.0%
*   Lepanto Consolidated Mining Co.                            30,246,517     167,782        0.0%
    Lopez Holdings Corp.                                       16,785,900   2,612,639        0.0%
    LT Group, Inc.                                              7,749,000   2,541,957        0.0%
    Manila Electric Co.                                           877,750   6,420,525        0.0%
    Manila Water Co., Inc.                                      6,994,700   4,144,672        0.0%
    Max's Group, Inc.                                             305,700     137,492        0.0%
*   Megawide Construction Corp.                                 1,503,970     201,906        0.0%
    Megaworld Corp.                                           101,435,600   8,136,231        0.1%
*   Melco Crown Philippines Resorts Corp.                       5,619,000     274,705        0.0%
*   Metro Pacific Corp. Series A                                  225,000          --        0.0%
    Metro Pacific Investments Corp.                            68,639,600   8,491,777        0.1%
    Metropolitan Bank & Trust Co.                               3,405,775   5,897,591        0.0%
    Pepsi-Cola Products Philippines, Inc.                       9,900,791     782,449        0.0%
    Petron Corp.                                                2,731,400     620,332        0.0%
    Philex Mining Corp.                                           770,250      97,400        0.0%
*   Philex Petroleum Corp.                                        130,943       6,417        0.0%
    Philippine Long Distance Telephone Co.                        207,160   7,573,335        0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR          158,187   5,837,100        0.0%
*   Philippine National Bank                                    1,859,533   2,029,295        0.0%
    Philippine Stock Exchange, Inc. (The)                          84,552     479,846        0.0%
*   Philtown Properties, Inc.                                      16,675          --        0.0%
    Philweb Corp.                                               2,367,040   1,185,640        0.0%
    Phoenix Petroleum Philippines, Inc.                           986,570      99,453        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
PHILIPPINES -- (Continued)
    Premium Leisure Corp.                                     12,362,000 $    228,773        0.0%
    Puregold Price Club, Inc.                                  4,520,800    3,875,032        0.0%
    RFM Corp.                                                  6,077,300      541,823        0.0%
    Rizal Commercial Banking Corp.                             2,003,345    1,323,285        0.0%
    Robinsons Land Corp.                                      12,252,650    7,071,742        0.1%
    Robinsons Retail Holdings, Inc.                              902,690    1,479,700        0.0%
    San Miguel Corp.                                           2,390,700    3,414,635        0.0%
    San Miguel Pure Foods Co., Inc.                                6,360       27,772        0.0%
    Security Bank Corp.                                        1,899,808    6,880,309        0.1%
    Semirara Mining & Power Corp.                              1,865,020    5,046,168        0.0%
    SM Investments Corp.                                         659,527   13,249,692        0.1%
    SM Prime Holdings, Inc.                                   22,693,590   10,943,259        0.1%
*   Top Frontier Investment Holdings, Inc.                       153,057      456,751        0.0%
    Trans-Asia Oil & Energy Development                       13,657,000      742,152        0.0%
    Travellers International Hotel Group, Inc.                 2,716,600      195,549        0.0%
    Union Bank of the Philippines                              1,395,352    1,716,897        0.0%
    Universal Robina Corp.                                     3,140,960   13,947,807        0.1%
    Vista Land & Lifescapes, Inc.                             37,761,600    3,858,501        0.0%
    Xurpas, Inc.                                                 782,600      274,932        0.0%
                                                                         ------------        ---
TOTAL PHILIPPINES                                                         273,999,298        1.7%
                                                                         ------------        ---
POLAND -- (1.6%)
    AB SA                                                          2,455       22,505        0.0%
    ABC Data SA                                                   81,105       77,123        0.0%
    Action SA                                                     17,727       72,390        0.0%
*   Agora SA                                                     177,671      578,624        0.0%
*   Alior Bank SA                                                267,511    4,839,972        0.0%
    Amica Wronki SA                                               16,302      765,079        0.0%
*   AmRest Holdings SE                                            53,502    3,134,969        0.0%
    Apator SA                                                     30,566      257,927        0.0%
    Asseco Poland SA                                             559,683    8,494,168        0.1%
    ATM SA                                                        24,831       63,150        0.0%
    Bank Handlowy w Warszawie SA                                 177,013    3,433,470        0.0%
*   Bank Millennium SA                                         3,075,103    4,028,083        0.0%
    Bank Pekao SA                                                254,646   10,355,742        0.1%
    Bank Zachodni WBK SA                                         124,618    8,666,597        0.1%
*   Bioton SA                                                    313,879      868,422        0.0%
    Boryszew SA                                                1,673,886    2,219,502        0.0%
    Budimex SA                                                    76,533    3,910,298        0.0%
    CCC SA                                                       123,793    5,520,137        0.1%
*   CD Projekt Red SA                                            568,737    3,792,096        0.0%
*   Ciech SA                                                     274,143    5,082,289        0.0%
*   Colian Holding SA                                             52,481       49,351        0.0%
*   ComArch SA                                                     8,325      305,366        0.0%
*   Cyfrowy Polsat SA                                            834,171    5,310,920        0.0%
    Dom Development SA                                             9,946      151,150        0.0%
*   Elektrobudowa SA                                               2,716       82,820        0.0%
    Emperia Holding SA                                            62,417      936,042        0.0%
    Enea SA                                                    1,348,404    4,168,814        0.0%
    Energa SA                                                    512,767    1,670,661        0.0%
    Eurocash SA                                                  644,539    9,209,042        0.1%
    Fabryki Mebli Forte SA                                        79,453    1,374,003        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
POLAND -- (Continued)
*   Famur SA                                                    111,442 $    74,620        0.0%
*   Farmacol SA                                                  36,912     413,837        0.0%
    Firma Oponiarska Debica SA                                   10,995     266,228        0.0%
*   Getin Holding SA                                          1,836,480     547,761        0.0%
*   Getin Noble Bank SA                                       4,739,030     633,481        0.0%
*   Grupa Azoty SA                                              189,440   4,314,215        0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                      17,834     116,791        0.0%
    Grupa Kety SA                                                38,373   3,307,279        0.0%
*   Grupa Lotos SA                                              887,358   6,898,927        0.1%
*   Impexmetal SA                                               882,936     638,393        0.0%
    ING Bank Slaski SA                                          122,012   3,900,072        0.0%
*   Integer.pl SA                                                12,680     264,967        0.0%
    Inter Cars SA                                                14,198     884,614        0.0%
*   Jastrzebska Spolka Weglowa SA                               225,603   1,161,941        0.0%
    Kernel Holding SA                                           431,728   5,818,667        0.1%
    KGHM Polska Miedz SA                                      1,007,847  19,649,081        0.1%
    Kopex SA                                                    146,978     127,121        0.0%
    KRUK SA                                                      49,200   2,455,467        0.0%
*   LC Corp. SA                                                 590,468     340,351        0.0%
    Lentex SA                                                    43,691     102,726        0.0%
    LPP SA                                                        3,738   5,517,949        0.0%
    Lubelski Wegiel Bogdanka SA                                  57,374     687,545        0.0%
*   mBank SA                                                     71,693   6,056,589        0.1%
*   MCI Capital SA                                              155,702     478,453        0.0%
    Mostostal Zabrze SA                                         324,876     136,115        0.0%
    Netia SA                                                  1,809,795   2,395,605        0.0%
    Neuca SA                                                     18,354   1,576,987        0.0%
    Newag SA                                                        182         740        0.0%
    Orange Polska SA                                          4,211,819   6,863,626        0.1%
    Orbis SA                                                     68,772   1,095,676        0.0%
    Pelion SA                                                    30,487     408,734        0.0%
*   Pfleiderer Grajewo SA                                        60,652     508,738        0.0%
    PGE Polska Grupa Energetyczna SA                          5,799,519  20,026,047        0.1%
    PKP Cargo SA                                                 14,224     153,797        0.0%
*   Polnord SA                                                  242,999     837,251        0.0%
*   Polski Koncern Miesny Duda SA                                26,313      39,288        0.0%
    Polski Koncern Naftowy Orlen SA                           2,039,152  36,777,058        0.2%
    Polskie Gornictwo Naftowe i Gazownictwo SA                5,857,133   7,801,424        0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA               2,557,687  16,390,022        0.1%
    Powszechny Zaklad Ubezpieczen SA                          2,004,951  18,147,276        0.1%
*   Rafako SA                                                   358,774     764,939        0.0%
*   Stalexport Autostrady SA                                    312,145     260,025        0.0%
    Stalprodukt SA                                                5,080     388,582        0.0%
*   Sygnity SA                                                   57,819     115,853        0.0%
    Synthos SA                                                4,124,777   4,398,533        0.0%
    Tauron Polska Energia SA                                  8,731,820   6,768,844        0.1%
*   Trakcja SA                                                  462,329   1,477,577        0.0%
*   Vistula Group SA                                            622,022     502,138        0.0%
    Warsaw Stock Exchange                                       172,788   1,706,555        0.0%
    Wawel SA                                                        252      73,279        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
POLAND -- (Continued)
    Zespol Elektrowni Patnow Adamow Konin SA                     28,974 $     68,289        0.0%
                                                                        ------------        ---
TOTAL POLAND                                                             283,780,785        1.7%
                                                                        ------------        ---
RUSSIA -- (1.4%)
    Etalon Group, Ltd.                                          621,308    1,416,641        0.0%
    Gazprom PAO Sponsored ADR                                 9,916,642   51,526,664        0.3%
    Globaltrans Investment P.L.C.                               193,097      737,230        0.0%
*   Lenta, Ltd. GDR                                              91,514      591,437        0.0%
    LUKOIL PJSC                                                 598,466   25,499,203        0.2%
    Magnitogorsk Iron & Steel Works OJSC GDR                    621,428    2,989,563        0.0%
*   Mail.ru Group, Ltd. GDR                                     111,535    2,261,732        0.0%
*   Mechel PJSC Sponsored ADR                                   245,670      488,882        0.0%
    MegaFon PJSC GDR                                            208,055    2,396,523        0.0%
    MMC Norilsk Nickel PJSC ADR                               1,034,973   15,294,078        0.1%
    NLMK PJSC GDR                                               353,454    4,801,131        0.0%
    NOVATEK OAO GDR                                             105,355   10,167,270        0.1%
    O'Key Group SA GDR                                           71,285      164,377        0.0%
    Phosagro OAO GDR                                            153,066    2,373,783        0.0%
*   PIK Group PJSC GDR                                          664,097    2,527,627        0.0%
    Ros Agro P.L.C. GDR(749655205)                                2,558       38,882        0.0%
    Ros Agro P.L.C. GDR(B5MTFN905)                              130,972    1,990,701        0.0%
    Rosneft OAO GDR                                           2,952,866   16,205,647        0.1%
    Rostelecom PJSC Sponsored ADR                               162,621    1,464,554        0.0%
    RusHydro PJSC ADR                                         4,579,241    4,673,880        0.0%
    Sberbank of Russia PJSC Sponsored ADR                     4,081,901   32,819,006        0.2%
    Severstal PAO GDR                                           628,103    7,315,058        0.1%
    Tatneft PAO Sponsored ADR                                   863,531   27,221,999        0.2%
    TMK PAO GDR                                                  80,338      241,697        0.0%
    VimpelCom, Ltd. Sponsored ADR                             1,817,660    6,925,285        0.0%
    VTB Bank PJSC GDR(46630Q202)                                  9,793       20,977        0.0%
    VTB Bank PJSC GDR(B1W7FX909)                              3,938,248    8,461,857        0.1%
*   X5 Retail Group NV GDR                                      354,495    7,020,924        0.1%
                                                                        ------------        ---
TOTAL RUSSIA                                                             237,636,608        1.5%
                                                                        ------------        ---
SOUTH AFRICA -- (8.4%)
*   Adbee Rf, Ltd.                                               67,734      136,919        0.0%
    Adcock Ingram Holdings, Ltd.                                567,178    1,675,804        0.0%
    Adcorp Holdings, Ltd.                                       305,445      333,495        0.0%
    Advtech, Ltd.                                             1,692,926    1,653,182        0.0%
    Aeci, Ltd.                                                  909,261    6,122,717        0.0%
*   African Bank Investments, Ltd.                            4,779,215       19,506        0.0%
    African Oxygen, Ltd.                                        496,309      614,841        0.0%
    African Rainbow Minerals, Ltd.                              866,995    6,840,802        0.1%
    Afrimat, Ltd.                                                34,544       57,946        0.0%
    Alexander Forbes Group Holdings, Ltd.                       359,757      181,325        0.0%
    Allied Electronics Corp., Ltd.                              118,970       49,194        0.0%
*   Anglo American Platinum, Ltd.                               319,632    9,264,195        0.1%
*   AngloGold Ashanti, Ltd.                                     112,707    1,832,197        0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     4,151,296   68,288,819        0.4%
*   ArcelorMittal South Africa, Ltd.                          1,031,726      732,792        0.0%
    Ascendis Health, Ltd.                                       116,118      187,061        0.0%
    Aspen Pharmacare Holdings, Ltd.                           1,420,782   33,518,815        0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
SOUTH AFRICA -- (Continued)
    Assore, Ltd.                                                 157,653 $ 2,203,967        0.0%
    Astral Foods, Ltd.                                           385,744   3,499,317        0.0%
*   Attacq, Ltd.                                               1,051,960   1,539,533        0.0%
*   Aveng, Ltd.                                                2,762,025     898,689        0.0%
    AVI, Ltd.                                                  3,668,560  22,761,634        0.2%
    Barclays Africa Group, Ltd.                                2,120,317  21,470,808        0.1%
    Barloworld, Ltd.                                           2,446,673  14,124,225        0.1%
    Bidvest Group, Ltd. (The)                                  1,904,950  48,398,033        0.3%
    Blue Label Telecoms, Ltd.                                  2,296,458   2,540,368        0.0%
*   Brait SE                                                   1,034,182  11,571,163        0.1%
    Capitec Bank Holdings, Ltd.                                  258,627  10,731,385        0.1%
    Cashbuild, Ltd.                                              205,254   5,009,425        0.0%
    Caxton and CTP Publishers and Printers, Ltd.                 433,083     410,849        0.0%
    City Lodge Hotels, Ltd.                                      253,804   2,731,696        0.0%
    Clicks Group, Ltd.                                         2,147,230  15,669,488        0.1%
    Clover Industries, Ltd.                                      283,686     374,698        0.0%
*   Consolidated Infrastructure Group, Ltd.                      270,061     566,600        0.0%
    Coronation Fund Managers, Ltd.                             1,755,522   9,120,904        0.1%
    DataTec, Ltd.                                              1,638,524   5,182,393        0.0%
    Discovery, Ltd.                                            2,134,464  19,103,529        0.1%
    Distell Group, Ltd.                                          164,426   1,837,453        0.0%
*   Distribution and Warehousing Network, Ltd.                   162,578      49,693        0.0%
    DRDGOLD, Ltd.                                              2,819,492   1,552,739        0.0%
    DRDGOLD, Ltd. Sponsored ADR                                    4,569      24,718        0.0%
    EOH Holdings, Ltd.                                           876,324   8,531,554        0.1%
*   Eqstra Holdings, Ltd.                                      1,440,821     223,669        0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                       35,483         266        0.0%
    Exxaro Resources, Ltd.                                       948,645   6,020,853        0.0%
    Famous Brands, Ltd.                                          642,893   5,129,665        0.0%
    FirstRand, Ltd.                                           17,937,935  57,654,497        0.4%
    Foschini Group, Ltd. (The)                                 1,910,895  20,527,995        0.1%
    Gold Fields, Ltd.                                            815,561   3,773,318        0.0%
    Gold Fields, Ltd. Sponsored ADR                            7,182,628  33,758,352        0.2%
    Grand Parade Investments, Ltd.                               826,965     215,884        0.0%
    Grindrod, Ltd.                                             4,244,178   4,268,094        0.0%
    Group Five, Ltd.                                             701,118   1,238,878        0.0%
*   Harmony Gold Mining Co., Ltd.                              1,638,854   5,858,479        0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                3,281,335  12,009,686        0.1%
    Holdsport, Ltd.                                               80,750     346,569        0.0%
*   Howden Africa Holdings, Ltd.                                  15,743      28,739        0.0%
    Hudaco Industries, Ltd.                                      212,738   1,697,791        0.0%
    Hulamin, Ltd.                                                520,226     210,295        0.0%
    Illovo Sugar, Ltd.                                         1,318,930   2,251,663        0.0%
*   Impala Platinum Holdings, Ltd.                             3,386,408  14,102,605        0.1%
    Imperial Holdings, Ltd.                                    1,524,226  15,927,471        0.1%
    Investec, Ltd.                                             2,207,227  17,040,973        0.1%
    Invicta Holdings, Ltd.                                       102,462     391,021        0.0%
    JSE, Ltd.                                                    627,944   7,285,777        0.1%
    KAP Industrial Holdings, Ltd.                              1,959,506     868,805        0.0%
*   Kumba Iron Ore, Ltd.                                         316,888   2,575,354        0.0%
    Lewis Group, Ltd.                                          1,170,316   3,945,788        0.0%
    Liberty Holdings, Ltd.                                     1,176,671  11,558,600        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
SOUTH AFRICA -- (Continued)
    Life Healthcare Group Holdings, Ltd.                       7,480,889 $ 19,624,619        0.1%
    Massmart Holdings, Ltd.                                      806,192    6,919,063        0.1%
    Mediclinic International P.L.C.                            1,239,461   16,364,772        0.1%
    Merafe Resources, Ltd.                                     5,426,272      336,286        0.0%
    Metair Investments, Ltd.                                     982,373    1,529,435        0.0%
    Metrofile Holdings, Ltd.                                     113,854       38,013        0.0%
    MMI Holdings, Ltd.                                        10,358,051   17,262,294        0.1%
    Mondi, Ltd.                                                  760,756   14,647,434        0.1%
    Mpact, Ltd.                                                1,130,228    3,691,088        0.0%
    Mr. Price Group, Ltd.                                      1,409,417   17,917,501        0.1%
    MTN Group, Ltd.                                            9,901,001  103,648,613        0.6%
    Murray & Roberts Holdings, Ltd.                            3,139,449    3,248,161        0.0%
    Nampak, Ltd.                                               4,590,592    7,851,920        0.1%
    Naspers, Ltd. Class N                                        587,379   80,829,985        0.5%
    Nedbank Group, Ltd.                                        1,673,306   21,382,856        0.1%
    Netcare, Ltd.                                              7,818,253   19,935,608        0.1%
    New Europe Property Investments P.L.C.                        38,998      491,500        0.0%
*   Northam Platinum, Ltd.                                     2,431,779    8,291,017        0.1%
    Oceana Group, Ltd.                                           300,582    2,543,835        0.0%
    Omnia Holdings, Ltd.                                         500,037    4,906,302        0.0%
    Peregrine Holdings, Ltd.                                   2,084,485    4,375,885        0.0%
    Pick n Pay Stores, Ltd.                                    2,175,081   11,283,702        0.1%
*   Pinnacle Holdings, Ltd.                                    1,115,117    1,174,870        0.0%
    Pioneer Foods Group, Ltd.                                    721,150    8,443,258        0.1%
    PPC, Ltd.                                                  4,957,640    5,223,391        0.0%
    PSG Group, Ltd.                                              562,417    7,854,611        0.1%
    Raubex Group, Ltd.                                           830,846    1,092,222        0.0%
    RCL Foods, Ltd.                                              165,246      162,597        0.0%
    Reunert, Ltd.                                              1,364,341    6,857,747        0.1%
    Rhodes Food Group Pty, Ltd.                                   14,341       22,152        0.0%
*   Royal Bafokeng Platinum, Ltd.                                234,510      719,174        0.0%
    Sanlam, Ltd.                                               8,202,959   39,836,570        0.3%
    Santam, Ltd.                                                 177,424    2,928,962        0.0%
*   Sappi, Ltd.                                                4,930,994   21,386,054        0.1%
*   Sappi, Ltd. Sponsored ADR                                    395,944    1,686,721        0.0%
    Sasol, Ltd.                                                1,457,316   47,669,025        0.3%
    Sasol, Ltd. Sponsored ADR                                  1,144,917   37,541,828        0.2%
    Shoprite Holdings, Ltd.                                    2,724,995   32,795,091        0.2%
    Sibanye Gold, Ltd.                                         3,213,511   12,300,318        0.1%
    Sibanye Gold, Ltd. Sponsored ADR                             916,723   14,117,534        0.1%
    Spar Group, Ltd. (The)                                     1,284,205   19,193,532        0.1%
    Spur Corp., Ltd.                                             452,051    1,010,105        0.0%
    Standard Bank Group, Ltd.                                  5,266,378   47,293,861        0.3%
*   Stefanutti Stocks Holdings, Ltd.                             186,764       57,048        0.0%
    Steinhoff International Holdings NV                        8,846,810   55,341,494        0.3%
    Sun International, Ltd.                                      895,174    4,850,987        0.0%
*   Super Group, Ltd.                                          3,528,817   10,203,289        0.1%
    Telkom SA SOC, Ltd.                                        2,398,481    9,562,955        0.1%
    Telkom SA SOC, Ltd. Sponsored ADR                             23,134      370,144        0.0%
    Tiger Brands, Ltd.                                         1,056,691   26,161,685        0.2%
    Tiso Blackstar Group SE                                       25,131       15,813        0.0%
    Tongaat Hulett, Ltd.                                         680,306    5,624,506        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES      VALUE++      ASSETS**
                                                              --------- -------------- ----------
SOUTH AFRICA -- (Continued)
    Transaction Capital, Ltd.                                   120,295 $       99,802        0.0%
    Trencor, Ltd.                                               586,501      1,845,011        0.0%
    Truworths International, Ltd.                             3,291,295     24,576,782        0.2%
    Tsogo Sun Holdings, Ltd.                                  2,869,632      5,366,158        0.0%
    Vodacom Group, Ltd.                                       1,413,030     16,429,216        0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                             456,878      3,902,061        0.0%
    Woolworths Holdings, Ltd.                                 5,724,006     36,858,560        0.2%
                                                                        --------------        ---
TOTAL SOUTH AFRICA                                                       1,448,020,581        8.8%
                                                                        --------------        ---
SOUTH KOREA -- (13.8%)
#*  3S Korea Co., Ltd.                                           62,210        266,623        0.0%
#   Able C&C Co., Ltd.                                           37,134      1,058,165        0.0%
#*  Actoz Soft Co., Ltd.                                         22,350        448,787        0.0%
#   Advanced Nano Products Co., Ltd.                             21,929        310,572        0.0%
#*  Advanced Process Systems Corp.                               76,585      1,322,156        0.0%
    Aekyung Petrochemical Co., Ltd.                               7,250        384,789        0.0%
#   AfreecaTV Co., Ltd.                                          52,478      1,329,763        0.0%
#*  Agabang&Company                                             135,901      1,095,097        0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                             9,251        139,014        0.0%
#   Ahnlab, Inc.                                                  9,053        525,310        0.0%
#*  AJ Rent A Car Co., Ltd.                                     114,616      1,082,373        0.0%
#   AK Holdings, Inc.                                            28,441      1,497,236        0.0%
#   ALUKO Co., Ltd.                                             236,881      1,386,209        0.0%
#*  Aminologics Co., Ltd.                                       102,326        242,707        0.0%
#   Amorepacific Corp.                                           72,020     25,685,169        0.2%
#   AMOREPACIFIC Group                                           97,236     14,273,606        0.1%
#*  Amotech Co., Ltd.                                            50,218        861,930        0.0%
#*  Anam Electronics Co., Ltd.                                  248,480        277,154        0.0%
#   Anapass, Inc.                                                45,528        615,941        0.0%
#   Asia Cement Co., Ltd.                                         6,459        612,171        0.0%
#   ASIA Holdings Co., Ltd.                                      12,865      1,314,988        0.0%
*   Asia Paper Manufacturing Co., Ltd.                           33,631        529,434        0.0%
*   Asiana Airlines, Inc.                                       596,011      2,495,909        0.0%
#*  AUK Corp.                                                   178,670        371,070        0.0%
    Autech Corp.                                                 47,374        270,532        0.0%
    Avaco Co., Ltd.                                              40,816        200,692        0.0%
    Avatec Co., Ltd.                                             19,435        134,801        0.0%
#   Baiksan Co., Ltd.                                            58,010        350,792        0.0%
#*  BH Co., Ltd.                                                 93,670        468,022        0.0%
#   Binggrae Co., Ltd.                                           17,948      1,072,639        0.0%
#   Bioland, Ltd.                                                36,801        759,813        0.0%
    Bixolon Co., Ltd.                                             2,875         36,152        0.0%
#   Bluecom Co., Ltd.                                            62,198        752,759        0.0%
    BNK Financial Group, Inc.                                 1,585,116     12,891,966        0.1%
#*  Bohae Brewery Co., Ltd.                                     170,336        252,222        0.0%
    Bookook Securities Co., Ltd.                                  5,240         82,041        0.0%
#   Boryung Medience Co., Ltd.                                   21,934        374,158        0.0%
#   Boryung Pharmaceutical Co., Ltd.                             20,695      1,018,684        0.0%
#*  Bosung Power Technology Co., Ltd.                           115,748        763,680        0.0%
#*  Bubang Co., Ltd.                                             80,666        447,511        0.0%
*   BUGS Corp.                                                   12,757        115,979        0.0%
#   Bukwang Pharmaceutical Co., Ltd.                             70,457      1,752,085        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
    Busan City Gas Co., Ltd.                                      449 $    12,955        0.0%
    BYC Co., Ltd.                                                 342     143,083        0.0%
#   Byucksan Corp.                                            115,984     919,228        0.0%
#*  CammSys Corp.                                             227,242     740,161        0.0%
#*  Capro Corp.                                               209,335     770,342        0.0%
    Cell Biotech Co., Ltd.                                     16,446     875,387        0.0%
#*  Celltrion Pharm, Inc.                                      56,456   1,030,339        0.0%
#*  Celltrion, Inc.                                           150,258  13,220,159        0.1%
#*  Chabiotech Co., Ltd.                                       88,498   1,095,177        0.0%
#*  Chadiostech Co., Ltd.                                      77,397     313,065        0.0%
#*  Charm Engineering Co., Ltd.                                77,090      18,141        0.0%
    Cheil Worldwide, Inc.                                     288,038   4,235,106        0.0%
#*  Chemtronics Co., Ltd.                                      77,283     430,221        0.0%
#*  Chin Hung International, Inc.                              73,515     135,175        0.0%
#*  China Great Star International, Ltd.                      539,043     926,808        0.0%
#*  China Ocean Resources Co., Ltd.                           607,045   1,089,527        0.0%
    Chinyang Holdings Corp.                                    13,087      40,850        0.0%
#*  Choa Pharmaceutical Co.                                    25,649     141,543        0.0%
#   Chokwang Paint, Ltd.                                       37,280     442,050        0.0%
#   Chong Kun Dang Pharmaceutical Corp.                        28,395   2,773,823        0.0%
#   Chongkundang Holdings Corp.                                11,697     905,719        0.0%
#   Choong Ang Vaccine Laboratory                              12,091     192,670        0.0%
    Chosun Refractories Co., Ltd.                               2,270     181,896        0.0%
#   CJ CGV Co., Ltd.                                           59,056   5,914,068        0.1%
    CJ CheilJedang Corp.                                       42,010  13,954,607        0.1%
    CJ Corp.                                                   68,500  12,820,294        0.1%
    CJ E&M Corp.                                               84,429   4,967,833        0.0%
#   CJ Freshway Corp.                                          14,582     690,738        0.0%
    CJ Hellovision Co., Ltd.                                   87,554     943,358        0.0%
#*  CJ Korea Express Corp.                                     16,767   2,855,071        0.0%
    CJ O Shopping Co., Ltd.                                    19,081   3,339,065        0.0%
*   CJ Seafood Corp.                                          105,511     318,325        0.0%
#   CKD Bio Corp.                                              24,780     582,487        0.0%
#*  Com2uSCorp                                                 52,028   5,886,256        0.1%
#   Cosmax BTI, Inc.                                           54,384   2,517,657        0.0%
#   Cosmax, Inc.                                               34,708   4,261,441        0.0%
#*  Cosmochemical Co., Ltd.                                    56,863     241,403        0.0%
#*  COSON Co., Ltd.                                            36,355     664,525        0.0%
    Coway Co., Ltd.                                           154,482  13,374,697        0.1%
#   Crown Confectionery Co., Ltd.                               4,747   2,062,283        0.0%
#*  CrucialTec Co., Ltd.                                       26,580     335,647        0.0%
#*  CTC BIO, Inc.                                              26,635     381,563        0.0%
#   Cuckoo Electronics Co., Ltd.                                1,870     341,181        0.0%
#*  CUROCOM Co., Ltd.                                         171,694     503,870        0.0%
#   D.I Corp.                                                  80,701     337,295        0.0%
#   Dae Dong Industrial Co., Ltd.                              66,910     451,363        0.0%
    Dae Han Flour Mills Co., Ltd.                               6,400   1,119,684        0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                           37,069   1,172,829        0.0%
#   Dae Hyun Co., Ltd.                                         64,532     207,802        0.0%
*   Dae Won Chemical Co., Ltd.                                 33,222      90,657        0.0%
#   Dae Won Kang Up Co., Ltd.                                 110,812     481,680        0.0%
#*  Dae Young Packaging Co., Ltd.                             543,341     489,554        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  Dae-Il Corp.                                                 82,906 $   649,229        0.0%
*   Daea TI Co., Ltd.                                           226,336     280,079        0.0%
#*  Daechang Co., Ltd.                                          301,520     259,286        0.0%
#   Daeduck Electronics Co.                                     242,141   1,612,596        0.0%
#   Daeduck GDS Co., Ltd.                                       127,608   1,380,472        0.0%
#   Daegu Department Store                                       27,142     333,152        0.0%
#*  Daehan New Pharm Co., Ltd.                                   29,768     412,298        0.0%
#   Daehan Steel Co., Ltd.                                       86,582     897,795        0.0%
    Daekyo Co., Ltd.                                             73,486     607,485        0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                  280,809     270,364        0.0%
    Daelim Industrial Co., Ltd.                                 125,457   9,928,488        0.1%
    Daeryuk Can Co., Ltd.                                        42,744     288,930        0.0%
#   Daesang Corp.                                               119,806   2,999,381        0.0%
#   Daesang Holdings Co., Ltd.                                  102,152   1,229,340        0.0%
#   Daesung Holdings Co., Ltd.                                   22,393     194,913        0.0%
#*  Daewon Cable Co., Ltd.                                      217,383     339,881        0.0%
#   Daewon Pharmaceutical Co., Ltd.                              73,158   1,294,650        0.0%
#   Daewon San Up Co., Ltd.                                      34,902     210,697        0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                 450,241   2,498,016        0.0%
#   Daewoo International Corp.                                  168,811   3,651,649        0.0%
#   Daewoo Securities Co., Ltd.                                 911,112   6,557,264        0.1%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.          720,658   3,469,969        0.0%
#   Daewoong Co., Ltd.                                            7,663     395,060        0.0%
#   Daewoong Pharmaceutical Co., Ltd.                            20,111   1,579,773        0.0%
*   Dahaam E-Tec Co., Ltd.                                        1,420       4,206        0.0%
    Daihan Pharmaceutical Co., Ltd.                               6,185     148,310        0.0%
    Daishin Securities Co., Ltd.                                313,633   3,261,154        0.0%
#*  Danal Co., Ltd.                                              53,742     344,543        0.0%
#   Daou Data Corp.                                             101,328   1,228,861        0.0%
#   Daou Technology, Inc.                                       196,588   4,011,626        0.0%
#*  Dasan Networks, Inc.                                         95,820     640,824        0.0%
#   Dawonsys Co., Ltd.                                           34,157     788,515        0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                  360,015     737,272        0.0%
#   DCM Corp.                                                    16,370     155,220        0.0%
#*  Deutsch Motors, Inc.                                         31,888     116,323        0.0%
#   DGB Financial Group, Inc.                                 1,229,625   9,872,329        0.1%
#   DHP Korea Co., Ltd.                                          25,883     264,458        0.0%
    Digital Chosun Co., Ltd.                                     60,545     192,386        0.0%
#   Digital Power Communications Co., Ltd.                       64,394     266,941        0.0%
#*  DIO Corp.                                                    29,574   1,407,024        0.0%
    Display Tech Co., Ltd.                                        2,703       9,848        0.0%
    DK UIL Co., Ltd.                                              7,162      73,726        0.0%
#*  DNF Co., Ltd.                                                29,701     383,116        0.0%
    Dong Ah Tire & Rubber Co., Ltd.                              35,815     884,780        0.0%
    Dong-A Socio Holdings Co., Ltd.                               6,326   1,028,952        0.0%
#   Dong-A ST Co., Ltd.                                          11,390   1,423,530        0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                     30,030     215,534        0.0%
#   Dong-Il Corp.                                                 5,926     329,150        0.0%
#   Dongbang Transport Logistics Co., Ltd.                       78,710     191,305        0.0%
*   DONGBU Co., Ltd.                                              2,103      14,858        0.0%
#*  Dongbu HiTek Co., Ltd.                                      159,392   2,706,003        0.0%
    Dongbu Insurance Co., Ltd.                                  210,609  12,909,418        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
*   Dongbu Securities Co., Ltd.                                 176,052 $   612,592        0.0%
#*  Dongbu Steel Co., Ltd.                                       56,476     229,741        0.0%
    Dongil Industries Co., Ltd.                                   8,412     435,450        0.0%
#   Dongjin Semichem Co., Ltd.                                  245,229   1,310,623        0.0%
#*  Dongkook Industrial Co., Ltd.                               137,901     313,282        0.0%
    DongKook Pharmaceutical Co., Ltd.                            15,058     846,593        0.0%
    Dongkuk Industries Co., Ltd.                                 38,675     159,559        0.0%
*   Dongkuk Steel Mill Co., Ltd.                                426,728   3,553,390        0.0%
#   Dongkuk Structures & Construction Co., Ltd.                 133,958     648,482        0.0%
#   Dongsuh Cos Inc.                                             43,911   1,238,509        0.0%
#   Dongsung Chemical Co., Ltd.                                  15,897     378,948        0.0%
#   DONGSUNG Co.rp                                              151,816     881,257        0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                            71,092     388,188        0.0%
*   Dongwha Enterprise Co., Ltd.                                  3,949     142,484        0.0%
    Dongwha Pharm Co., Ltd.                                     116,042     947,111        0.0%
    Dongwon Development Co., Ltd.                                85,702     324,428        0.0%
    Dongwon F&B Co., Ltd.                                         7,096   1,829,060        0.0%
#   Dongwon Industries Co., Ltd.                                  5,655   1,440,716        0.0%
#   Dongwon Systems Corp.                                        14,930   1,032,202        0.0%
    Dongyang E&P, Inc.                                           41,607     546,280        0.0%
#   Doosan Corp.                                                 54,910   5,160,936        0.1%
#*  Doosan Engine Co., Ltd.                                     224,894     846,433        0.0%
*   Doosan Engineering & Construction Co., Ltd.                     631       3,434        0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.            271,636   6,184,005        0.1%
#*  Doosan Infracore Co., Ltd.                                1,062,963   7,260,784        0.1%
#*  Dragonfly GF Co., Ltd.                                       36,843     203,263        0.0%
    DRB Holding Co., Ltd.                                        60,621     655,470        0.0%
*   Duk San Neolux Co., Ltd.                                     20,016     476,277        0.0%
#*  Duksan Hi-Metal Co., Ltd.                                    56,787     470,871        0.0%
#   Duksung Co., Ltd.                                            16,785     135,185        0.0%
#   DuzonBIzon Co., Ltd.                                        116,224   2,535,144        0.0%
#   DY Corp.                                                    185,896   1,067,868        0.0%
#   e Tec E&C, Ltd.                                               6,395     585,841        0.0%
#   e-LITECOM Co., Ltd.                                          56,252     669,266        0.0%
#   E-MART, Inc.                                                 91,734  14,734,591        0.1%
#*  e-Starco Co., Ltd.                                          273,152     321,321        0.0%
#   E1 Corp.                                                     15,381     844,216        0.0%
#   Eagon Industrial, Ltd.                                       47,427     499,051        0.0%
#   Easy Bio, Inc.                                              269,889   1,474,383        0.0%
#*  Ecopro Co., Ltd.                                             65,222     837,981        0.0%
#   EG Corp.                                                     22,251     205,755        0.0%
#*  Ehwa Technologies Information Co., Ltd.                     247,196      78,266        0.0%
    Elentec Co., Ltd.                                            45,512     303,322        0.0%
#*  ELK Corp.                                                   112,051     242,332        0.0%
#*  EM-Tech Co., Ltd.                                            31,856     299,749        0.0%
#*  Emerson Pacific, Inc.                                        10,066     342,956        0.0%
#*  EMKOREA Co., Ltd.                                            48,875     217,611        0.0%
#   Enex Co., Ltd.                                              120,787     452,977        0.0%
#   ENF Technology Co., Ltd.                                     87,456   1,389,083        0.0%
#   Eo Technics Co., Ltd.                                        37,384   3,705,446        0.0%
#   Estechpharma Co., Ltd.                                       33,415     649,467        0.0%
#   Eugene Corp.                                                316,611   1,555,785        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  Eugene Investment & Securities Co., Ltd.                  640,638 $ 1,522,577        0.0%
#   Eugene Technology Co., Ltd.                                80,195   1,006,011        0.0%
#   Eusu Holdings Co., Ltd.                                    94,276     829,035        0.0%
#   EVERDIGM Corp.                                             18,099     158,267        0.0%
#   F&F Co., Ltd.                                              16,028     182,333        0.0%
#*  Farmsco                                                    19,639     221,134        0.0%
#   Fila Korea, Ltd.                                           39,090   3,564,836        0.0%
#   Fine Technix Co., Ltd.                                     95,592     315,073        0.0%
#*  Finetex EnE, Inc.                                          81,221     530,392        0.0%
#*  Firstec Co., Ltd.                                         151,053     621,310        0.0%
#*  Foosung Co., Ltd.                                         303,198   1,558,371        0.0%
    Fursys, Inc.                                               11,270     351,987        0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                   57,498   1,770,638        0.0%
*   Gamevil, Inc.                                              12,824     957,332        0.0%
    Gaon Cable Co., Ltd.                                       15,900     301,253        0.0%
#*  GemVax & Kael Co., Ltd.                                     4,156      74,728        0.0%
#*  GeneOne Life Science, Inc.                                 14,088     204,039        0.0%
#*  Genic Co., Ltd.                                            19,568     378,682        0.0%
    GIIR, Inc.                                                 16,730     129,366        0.0%
    Global & Yuasa Battery Co., Ltd.                           42,048   1,585,268        0.0%
#*  Global Display Co., Ltd.                                   51,902     172,621        0.0%
#*  GNCO Co., Ltd.                                            346,515     563,252        0.0%
    Golfzon Co., Ltd.                                          13,289     842,720        0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                            158,835   1,115,155        0.0%
#   Grand Korea Leisure Co., Ltd.                             183,550   4,638,635        0.0%
#   Green Cross Corp.                                          17,774   2,686,275        0.0%
#   Green Cross Holdings Corp.                                 97,118   2,989,359        0.0%
*   Green Non-Life Insurance Co., Ltd.                         14,915          --        0.0%
#*  GS Engineering & Construction Corp.                       312,395   8,428,905        0.1%
#*  GS Global Corp.                                            74,418     217,075        0.0%
    GS Holdings Corp.                                         298,686  14,419,646        0.1%
    GS Home Shopping, Inc.                                      9,329   1,508,209        0.0%
#   GS Retail Co., Ltd.                                       103,001   4,819,326        0.0%
#   Gwangju Shinsegae Co., Ltd.                                 2,985     684,987        0.0%
    Haesung Industrial Co., Ltd.                                2,262      37,826        0.0%
#*  Halla Corp.                                               123,625     539,216        0.0%
#   Halla Holdings Corp.                                       56,253   2,785,256        0.0%
#   Han Kuk Carbon Co., Ltd.                                  193,668   1,133,952        0.0%
#   Hana Financial Group, Inc.                                857,712  19,233,794        0.1%
#   Hana Micron, Inc.                                         107,413     506,335        0.0%
#   Hana Tour Service, Inc.                                    46,776   3,712,566        0.0%
#*  Hanall Biopharma Co., Ltd.                                 15,223     211,397        0.0%
#   Hancom, Inc.                                               71,231   1,329,336        0.0%
#   Handok, Inc.                                               13,624     469,895        0.0%
    Handsome Co., Ltd.                                         65,690   2,551,187        0.0%
    Hanil Cement Co., Ltd.                                     23,897   2,499,607        0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          508,291   1,799,569        0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.  81,264     390,127        0.0%
#   Hanjin Kal Corp.                                          321,213   5,553,083        0.1%
#*  Hanjin P&C Co., Ltd.                                      106,545     227,213        0.0%
#*  Hanjin Shipping Co., Ltd.                                 285,971     475,750        0.0%
#   Hanjin Transportation Co., Ltd.                            69,119   2,268,768        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
    Hankook Shell Oil Co., Ltd.                                 3,889 $ 1,604,915        0.0%
    Hankook Tire Co., Ltd.                                    365,254  16,989,197        0.1%
    Hankuk Glass Industries, Inc.                               3,770      95,926        0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                       16,362     442,677        0.0%
    Hanmi Pharm Co., Ltd.                                      10,429   5,434,937        0.1%
    Hanmi Science Co., Ltd.                                    18,803   2,229,628        0.0%
#   Hanmi Semiconductor Co., Ltd.                              62,140     925,193        0.0%
    HanmiGlobal Co., Ltd.                                       4,788      49,218        0.0%
#   Hanon Systems                                             685,114   6,167,833        0.1%
#   Hansae Co., Ltd.                                           81,159   3,656,065        0.0%
#   Hansae Yes24 Holdings Co., Ltd.                            74,041   1,356,612        0.0%
#*  Hanshin Construction                                       14,801     288,956        0.0%
    Hanshin Machinery Co.                                      44,325      99,979        0.0%
#   Hansol Chemical Co., Ltd.                                  50,300   3,176,064        0.0%
#*  Hansol HomeDeco Co., Ltd.                                 427,135     619,043        0.0%
    Hansol Logistics Co., Ltd.                                 31,484      81,896        0.0%
#*  Hansol Paper Co.                                          436,355   3,112,684        0.0%
    Hansol Paper Co., Ltd.                                     45,214     977,854        0.0%
*   Hansol Technics Co., Ltd.                                  65,670   1,255,444        0.0%
#   Hanssem Co., Ltd.                                          32,902   5,497,296        0.1%
#   Hanwha Chemical Corp.                                     414,810   9,083,621        0.1%
    Hanwha Corp.                                              328,426  10,834,241        0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                         9,826     570,403        0.0%
    Hanwha General Insurance Co., Ltd.                        253,583   1,799,649        0.0%
#*  Hanwha Investment & Securities Co., Ltd.                  406,926   1,224,328        0.0%
    Hanwha Life Insurance Co., Ltd.                           853,629   4,995,087        0.0%
#   Hanwha Techwin Co., Ltd.                                  133,431   4,857,054        0.0%
    Hanyang Eng Co., Ltd.                                      59,789     648,716        0.0%
    Hanyang Securities Co., Ltd.                               18,020     121,898        0.0%
#*  Harim Co., Ltd.                                            86,386     350,468        0.0%
*   Harim Holdings Co., Ltd.                                  249,434   1,087,265        0.0%
#   Heung-A Shipping Co., Ltd.                                692,455     824,126        0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                 27,667      93,299        0.0%
#   High Tech Pharm Co., Ltd.                                  20,320     283,860        0.0%
#   Hite Jinro Co., Ltd.                                      136,419   3,342,236        0.0%
    Hitejinro Holdings Co., Ltd.                               56,245     762,926        0.0%
#   HMC Investment Securities Co., Ltd.                       120,113   1,106,900        0.0%
#   Hotel Shilla Co., Ltd.                                    104,501   6,698,688        0.1%
#   HS Industries Co., Ltd.                                   150,036     812,977        0.0%
    HS R&A Co., Ltd.                                           24,457     893,783        0.0%
#   Huchems Fine Chemical Corp.                                90,139   1,589,595        0.0%
#   Humax Co., Ltd.                                           118,867   1,379,465        0.0%
#   Huons Co., Ltd.                                            41,422   2,941,057        0.0%
    Husteel Co., Ltd.                                           5,774      80,654        0.0%
#   Huvis Corp.                                                89,779     669,469        0.0%
#   Huvitz Co., Ltd.                                           27,334     432,016        0.0%
#   Hwa Shin Co., Ltd.                                        127,037     759,688        0.0%
    Hwacheon Machine Tool Co., Ltd.                             4,514     217,567        0.0%
    HwaSung Industrial Co., Ltd.                               38,852     482,143        0.0%
#   Hy-Lok Corp.                                               41,496   1,034,044        0.0%
#   Hyosung Corp.                                             140,088  14,987,970        0.1%
#*  Hyundai BNG Steel Co., Ltd.                                66,048     623,516        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
#   Hyundai C&F, Inc.                                            22,896 $   497,825        0.0%
#   Hyundai Corp.                                                45,301   1,055,712        0.0%
#   Hyundai Department Store Co., Ltd.                           64,089   8,269,907        0.1%
    Hyundai Development Co-Engineering & Construction           227,008  10,000,400        0.1%
#*  Hyundai Elevator Co., Ltd.                                   61,699   3,119,682        0.0%
    Hyundai Engineering & Construction Co., Ltd.                388,174  13,598,294        0.1%
#   Hyundai Engineering Plastics Co., Ltd.                      111,713     961,219        0.0%
    Hyundai Glovis Co., Ltd.                                     45,934   7,634,973        0.1%
#   Hyundai Greenfood Co., Ltd.                                 101,334   1,769,533        0.0%
#*  Hyundai Heavy Industries Co., Ltd.                          101,748  10,293,880        0.1%
    Hyundai Home Shopping Network Corp.                          24,208   2,834,309        0.0%
    Hyundai Hy Communications & Networks Co., Ltd.              200,342     648,563        0.0%
#   Hyundai Livart Furniture Co., Ltd.                           44,979   1,303,166        0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                   338,551   9,423,526        0.1%
#*  Hyundai Merchant Marine Co., Ltd.                           287,434     504,536        0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                              91,103   5,808,757        0.1%
    Hyundai Mobis Co., Ltd.                                     153,167  34,907,000        0.2%
    Hyundai Motor Co.                                           364,834  45,776,294        0.3%
    Hyundai Pharmaceutical Co., Ltd.                             31,126     137,789        0.0%
#*  Hyundai Rotem Co., Ltd.                                      92,867   1,456,695        0.0%
#   Hyundai Securities Co., Ltd.                              1,125,143   6,966,169        0.1%
    Hyundai Steel Co.                                           330,396  18,122,715        0.1%
#   Hyundai Wia Corp.                                            82,317   6,950,677        0.1%
#*  Hyunjin Materials Co., Ltd.                                  97,480     106,701        0.0%
#   HyVision System, Inc.                                        53,429     412,272        0.0%
    i-Components Co, Ltd.                                         6,021     107,288        0.0%
#*  i-SENS, Inc.                                                 21,090     661,554        0.0%
*   iA, Inc.                                                    100,279     505,935        0.0%
#*  ICD Co., Ltd.                                                57,931     702,313        0.0%
#*  IHQ, Inc.                                                    79,204     155,821        0.0%
#   Il Dong Pharmaceutical Co., Ltd.                             32,753     809,746        0.0%
#*  Iljin Display Co., Ltd.                                      95,838     385,503        0.0%
#   Iljin Electric Co., Ltd.                                    112,942     542,176        0.0%
#   Iljin Holdings Co., Ltd.                                    106,697     983,469        0.0%
#*  Iljin Materials Co., Ltd.                                    42,433     572,853        0.0%
#   Ilshin Spinning Co., Ltd.                                     7,261     904,276        0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                              3,144     318,070        0.0%
#*  IM Co., Ltd.                                                 67,915     238,511        0.0%
#   iMarketKorea, Inc.                                           74,768   1,110,017        0.0%
#   iMBC Co., Ltd.                                               28,170     108,703        0.0%
#   InBody Co., Ltd.                                             44,634   1,742,967        0.0%
    Industrial Bank of Korea                                    733,323   7,794,811        0.1%
*   Infinitt Healthcare Co., Ltd.                                46,245     354,213        0.0%
#*  Infraware, Inc.                                              74,425     327,941        0.0%
#*  InkTec Co., Ltd.                                             37,888     275,515        0.0%
    Innochips Technology, Inc.                                   34,587     369,665        0.0%
#*  InnoWireless, Inc.                                           22,924     204,756        0.0%
#*  Innox Corp.                                                  77,404     906,471        0.0%
#*  Insun ENT Co., Ltd.                                         171,874   1,000,952        0.0%
    Intelligent Digital Integrated Securities Co., Ltd.          24,187     379,044        0.0%
#*  Interflex Co., Ltd.                                          72,334     727,248        0.0%
    Intergis Co., Ltd.                                           13,600      40,576        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
#   Interojo Co., Ltd.                                         25,558 $   922,696        0.0%
#   Interpark Corp.(BHZY931)                                   12,862     219,810        0.0%
    Interpark Corp.(6172817)                                  221,072   1,702,490        0.0%
    INTOPS Co., Ltd.                                           52,569     962,229        0.0%
*   INVENIA Co., Ltd.                                          35,307     151,766        0.0%
    Inzi Controls Co., Ltd.                                    44,490     232,592        0.0%
    INZI Display Co., Ltd.                                    124,958     247,679        0.0%
#*  Iones Co., Ltd.                                            12,034     244,146        0.0%
#   IS Dongseo Co., Ltd.                                       73,753   3,006,534        0.0%
#   ISC Co., Ltd.                                              20,425     446,718        0.0%
#   ISU Chemical Co., Ltd.                                     67,318     936,948        0.0%
#   IsuPetasys Co., Ltd.                                      204,745     951,168        0.0%
#   Jahwa Electronics Co., Ltd.                                84,724     978,872        0.0%
#   JB Financial Group Co., Ltd.                              611,142   3,132,126        0.0%
*   Jcontentree Corp.                                         261,137   1,018,824        0.0%
#   Jeil Pharmaceutical Co.                                    24,100   1,759,796        0.0%
*   Jeil Savings Bank                                           3,200          --        0.0%
#*  Jeju Semiconductor Corp.                                   17,353      66,048        0.0%
#*  Jenax, Inc.                                                23,951     470,280        0.0%
    Jinro Distillers Co., Ltd.                                 10,312     304,455        0.0%
#   Jinsung T.E.C.                                             50,070     280,487        0.0%
    JLS Co., Ltd.                                               7,182      40,392        0.0%
#*  JoyCity Corp.                                              23,357     605,144        0.0%
*   Joymax Co., Ltd.                                           12,470      86,226        0.0%
*   Jusung Engineering Co., Ltd.                              134,948     934,838        0.0%
#*  JVM Co., Ltd.                                              15,824     675,629        0.0%
#   JW Holdings Corp.                                         160,063   1,338,732        0.0%
#   JW Pharmaceutical Corp.                                    52,216   1,816,349        0.0%
*   JYP Entertainment Corp.                                    48,474     220,442        0.0%
#   Kakao Corp.                                                48,558   4,271,542        0.0%
    Kangnam Jevisco Co., Ltd.                                  23,870     855,574        0.0%
    Kangwon Land, Inc.                                        244,957   9,156,921        0.1%
    KAON Media Co., Ltd.                                        8,513      91,697        0.0%
#   KB Capital Co., Ltd.                                       63,823   1,331,152        0.0%
    KB Financial Group, Inc.                                  562,286  17,204,317        0.1%
    KB Financial Group, Inc. ADR                              460,499  14,003,775        0.1%
#   KB Insurance Co., Ltd.                                    266,492   7,235,215        0.1%
#*  KC Cottrell Co., Ltd.                                      23,085     107,556        0.0%
#   KC Green Holdings Co., Ltd.                                73,974     565,632        0.0%
#   KC Tech Co., Ltd.                                         119,379   1,694,614        0.0%
#   KCC Corp.                                                  24,016   8,929,991        0.1%
*   KCO Energy, Inc.                                               70          --        0.0%
#*  KEC Corp.                                                 359,677     345,016        0.0%
#   KEPCO Engineering & Construction Co., Inc.                 39,906   1,174,414        0.0%
#   KEPCO Plant Service & Engineering Co., Ltd.                96,518   6,381,209        0.1%
    Keyang Electric Machinery Co., Ltd.                       137,571     599,351        0.0%
#*  KEYEAST Co., Ltd.                                         328,827   1,060,582        0.0%
#   KG Chemical Corp.                                          59,979     836,884        0.0%
    KG Eco Technology Service Co., Ltd.                        22,363      66,964        0.0%
#   Kginicis Co., Ltd.                                         62,468     936,929        0.0%
#   KGMobilians Co., Ltd.                                      50,969     567,162        0.0%
#   KH Vatec Co., Ltd.                                         97,734   1,490,885        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
    Kia Motors Corp.                                          661,264 $27,734,520        0.2%
    KISCO Corp.                                                25,885   1,191,265        0.0%
    KISCO Holdings Co., Ltd.                                    2,857     173,736        0.0%
#   Kishin Corp.                                               42,990     226,082        0.0%
#   KISWIRE, Ltd.                                              41,268   1,541,997        0.0%
#   KIWOOM Securities Co., Ltd.                                73,101   4,331,247        0.0%
*   KleanNara Co., Ltd.                                         9,025      46,507        0.0%
*   KMH Co., Ltd.                                              68,614     554,134        0.0%
#*  KMH Hitech Co., Ltd.                                       53,654      77,002        0.0%
#*  KMW Co., Ltd.                                              41,576     348,599        0.0%
    Kocom Co., Ltd.                                             4,435      46,905        0.0%
#   Koentec Co., Ltd.                                         245,255     559,284        0.0%
#   Koh Young Technology, Inc.                                 57,905   2,129,114        0.0%
#   Kolao Holdings                                            109,521     979,992        0.0%
#   Kolon Corp.                                                30,885   1,587,810        0.0%
*   Kolon Global Corp.                                         31,812     490,001        0.0%
#   Kolon Industries, Inc.                                    116,412   7,132,218        0.1%
#   Kolon Life Science, Inc.                                   28,284   4,232,533        0.0%
#*  Komipharm International Co., Ltd.                          23,535     817,121        0.0%
#   KONA I Co., Ltd.                                          113,093   2,026,713        0.0%
#   Kook Soon Dang Brewery Co., Ltd.                           94,231     564,719        0.0%
#   Korea Aerospace Industries, Ltd.                          176,819  10,473,531        0.1%
    Korea Alcohol Industrial Co., Ltd.                         11,505      82,077        0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                  23,136     244,978        0.0%
#   Korea Circuit Co., Ltd.                                   122,972   1,133,677        0.0%
#   Korea District Heating Corp.                               17,297   1,073,488        0.0%
    Korea Electric Power Corp.                                247,906  13,465,944        0.1%
    Korea Electric Power Corp. Sponsored ADR                  494,306  13,296,831        0.1%
    Korea Electric Terminal Co., Ltd.                          31,221   2,447,201        0.0%
#   Korea Electronic Certification Authority, Inc.             89,901     687,128        0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.    86,951     418,348        0.0%
#   Korea Export Packaging Industrial Co., Ltd.                11,810     213,310        0.0%
*   Korea Flange Co., Ltd.                                     30,363     425,498        0.0%
    Korea Gas Corp.                                           115,557   4,180,830        0.0%
#*  Korea Information & Communications Co, Ltd.                77,904     782,648        0.0%
#   Korea Information Certificate Authority, Inc.              32,553     266,871        0.0%
    Korea Investment Holdings Co., Ltd.                       222,621   8,954,259        0.1%
#   Korea Kolmar Co., Ltd.                                     51,775   3,940,776        0.0%
#   Korea Kolmar Holdings Co., Ltd.                            29,595   1,310,538        0.0%
#*  Korea Line Corp.                                           75,945   1,182,829        0.0%
#   Korea Petrochemical Ind Co., Ltd.                          22,938   4,712,206        0.0%
#   Korea United Pharm, Inc.                                   50,469     852,245        0.0%
    Korea Zinc Co., Ltd.                                       22,273   9,658,249        0.1%
*   Korean Air Lines Co., Ltd.                                113,073   2,888,940        0.0%
    Korean Reinsurance Co.                                    615,315   7,168,394        0.1%
#   Kortek Corp.                                               72,410     772,370        0.0%
    KPX Chemical Co., Ltd.                                      8,024     362,389        0.0%
#*  KR Motors Co., Ltd.                                       360,460     378,619        0.0%
*   KSCB Co., Ltd.                                              6,588      34,440        0.0%
    KSS LINE, Ltd.                                              1,368      20,397        0.0%
    KT Corp.                                                  152,625   4,088,377        0.0%
    KT Corp. Sponsored ADR                                    309,798   4,216,351        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
*   KT Hitel Co., Ltd.                                           51,227 $   393,493        0.0%
*   KT Music Corp.                                               51,414     192,259        0.0%
    KT Skylife Co., Ltd.                                        150,814   2,139,397        0.0%
#   KT&G Corp.                                                  272,127  29,317,632        0.2%
#*  KTB Investment & Securities Co., Ltd.                       434,455   1,033,896        0.0%
    KTCS Corp.                                                   37,842     103,090        0.0%
    Ktis Corp.                                                   64,840     273,750        0.0%
#   Kukdo Chemical Co., Ltd.                                     24,169   1,389,177        0.0%
    Kukdong Oil & Chemicals Co., Ltd.                             2,897     106,788        0.0%
#*  Kumho Electric Co., Ltd.                                     20,072     209,049        0.0%
#*  Kumho Industrial Co., Ltd.                                   54,423     562,311        0.0%
#   Kumho Petrochemical Co., Ltd.                                50,631   3,017,428        0.0%
#*  Kumho Tire Co., Inc.                                        576,535   4,144,537        0.0%
#   Kumkang Kind Co., Ltd.                                       15,920     749,092        0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                         169,964   1,522,255        0.0%
#*  Kwang Myung Electric Co., Ltd.                              213,320     412,785        0.0%
#   Kwangju Bank                                                123,466     973,757        0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                   21,112     236,945        0.0%
#   Kyobo Securities Co., Ltd.                                  128,165   1,185,791        0.0%
#   Kyung Dong Navien Co., Ltd.                                  28,390     960,729        0.0%
#   Kyung-In Synthetic Corp.                                    114,878     416,510        0.0%
    Kyungbang, Ltd.                                               5,449     831,801        0.0%
#   Kyungchang Industrial Co., Ltd.                             101,711     498,316        0.0%
#   KyungDong City Gas Co., Ltd.                                 11,359     792,561        0.0%
#   Kyungdong Pharm Co., Ltd.                                    32,976     508,390        0.0%
#   L&F Co., Ltd.                                                43,180     346,943        0.0%
#*  LB Semicon, Inc.                                            171,662     447,191        0.0%
#   LEADCORP, Inc. (The)                                         35,809     263,524        0.0%
#*  Leaders Cosmetics Co., Ltd.                                  64,632   1,654,010        0.0%
#   LEENO Industrial, Inc.                                       50,305   1,887,288        0.0%
    LF Corp.                                                    122,264   2,757,129        0.0%
    LG Chem, Ltd.                                               103,104  26,744,564        0.2%
    LG Corp.                                                    252,643  15,057,400        0.1%
#   LG Display Co., Ltd.                                      1,324,901  27,578,709        0.2%
    LG Display Co., Ltd. ADR                                    856,712   8,781,298        0.1%
#   LG Electronics, Inc.                                        609,868  31,033,074        0.2%
#   LG Hausys, Ltd.                                              40,276   5,282,167        0.1%
    LG Household & Health Care, Ltd.                             23,769  20,927,831        0.1%
#   LG Innotek Co., Ltd.                                         84,864   5,463,165        0.1%
#   LG International Corp.                                      170,150   5,632,485        0.1%
#*  LG Life Sciences, Ltd.                                       54,071   3,236,898        0.0%
    LG Uplus Corp.                                            1,278,536  12,542,120        0.1%
    LMS Co., Ltd.                                                35,029     268,022        0.0%
#   Lock&Lock Co., Ltd.                                          85,736     996,718        0.0%
#*  Loen Entertainment, Inc.                                     12,139     821,224        0.0%
*   LOT Vacuum Co., Ltd.                                         13,018     157,479        0.0%
#   Lotte Chemical Corp.                                         48,582  12,391,776        0.1%
#   Lotte Chilsung Beverage Co., Ltd.                             3,656   6,318,149        0.1%
    Lotte Confectionery Co., Ltd.                                   209     458,208        0.0%
    LOTTE Fine Chemical Co., Ltd.                               126,144   4,144,764        0.0%
#   Lotte Food Co., Ltd.                                          3,536   2,540,577        0.0%
    LOTTE Himart Co., Ltd.                                       57,747   2,852,487        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  Lotte Non-Life Insurance Co., Ltd.                          428,448 $ 1,089,018        0.0%
    Lotte Shopping Co., Ltd.                                     27,723   6,600,438        0.1%
    LS Corp.                                                    143,809   6,372,581        0.1%
#   LS Industrial Systems Co., Ltd.                              98,022   4,477,318        0.0%
#*  Lumens Co., Ltd.                                            307,162   1,123,658        0.0%
#   Macquarie Korea Infrastructure Fund                       1,360,344  10,110,326        0.1%
#*  Macrogen, Inc.                                               28,049     859,987        0.0%
#   Maeil Dairy Industry Co., Ltd.                               35,762   1,455,136        0.0%
#   Mando Corp.                                                  39,206   6,467,727        0.1%
#   Mcnex Co., Ltd.                                              35,552     750,194        0.0%
    MDS Technology Co., Ltd.                                     23,536     430,908        0.0%
#*  Medifron DBT Co., Ltd.                                       36,680     147,344        0.0%
#*  Medipost Co., Ltd.                                           10,285     763,705        0.0%
#   Medy-Tox, Inc.                                               23,285   8,607,641        0.1%
#   MegaStudy Co., Ltd.                                          16,780     586,202        0.0%
#   MegaStudyEdu Co., Ltd.                                        8,879     388,848        0.0%
#*  Melfas, Inc.                                                109,335     774,761        0.0%
#   Meritz Financial Group, Inc.                                209,143   2,315,253        0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                    407,356   5,763,649        0.1%
#   Meritz Securities Co., Ltd.                               1,596,915   5,023,901        0.1%
#   META BIOMED Co., Ltd.                                        29,795     151,424        0.0%
#*  Mgame Corp.                                                  95,573     433,388        0.0%
    Mi Chang Oil Industrial Co., Ltd.                             2,270     168,457        0.0%
#   Mirae Asset Securities Co., Ltd.                            358,241   7,696,972        0.1%
#*  Mirae Corp.                                               1,324,718     508,402        0.0%
    Miwon Chemicals Co., Ltd.                                     1,485      65,025        0.0%
*   Miwon Commercial Co., Ltd.                                      456      76,830        0.0%
    Miwon Specialty Chemical Co., Ltd.                            1,031     345,084        0.0%
#   MK Electron Co., Ltd.                                        62,889     508,708        0.0%
#*  MNTech Co., Ltd.                                             89,667     377,700        0.0%
#   Modetour Network, Inc.                                       42,607   1,083,265        0.0%
#   Monalisa Co., Ltd.                                           28,400     105,183        0.0%
    Moorim P&P Co., Ltd.                                        166,822     632,551        0.0%
#*  Moorim Paper Co., Ltd.                                      150,573     407,555        0.0%
#   Motonic Corp.                                                49,880     440,190        0.0%
#   Muhak Co., Ltd.                                              39,643   1,115,692        0.0%
    Multicampus Co, Ltd.                                          9,394     351,072        0.0%
#   Namhae Chemical Corp.                                        74,017     639,813        0.0%
*   Namsun Aluminum Co., Ltd.                                   195,881     218,271        0.0%
#   Namyang Dairy Products Co., Ltd.                              1,179     767,940        0.0%
*   Nanos Co., Ltd.                                               1,495       4,881        0.0%
#*  Naturalendo Tech Co., Ltd.                                   44,220     862,448        0.0%
    NAVER Corp.                                                  60,144  35,644,169        0.2%
    NCSoft Corp.                                                 44,773   8,971,948        0.1%
#   NeoPharm Co., Ltd.                                           17,980     569,933        0.0%
#*  Neowiz Games Corp.                                           66,814     873,947        0.0%
    NEOWIZ HOLDINGS Corp.                                        43,021     568,979        0.0%
#   NEPES Corp.                                                 145,355     971,163        0.0%
#   Nexen Corp.                                                  20,820   1,476,454        0.0%
#   Nexen Tire Corp.                                            231,678   2,948,133        0.0%
#*  Nexolon Co., Ltd.                                            31,972      26,167        0.0%
#*  Nexon GT Co., Ltd.                                           83,827     886,546        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH KOREA -- (Continued)
#   NH Investment & Securities Co., Ltd.                      666,129 $ 5,776,163        0.1%
#*  NHN Entertainment Corp.                                    95,675   5,071,786        0.1%
#   NHN KCP Corp.                                              70,800   1,464,170        0.0%
    NICE Holdings Co., Ltd.                                    92,999   1,652,461        0.0%
#   Nice Information & Telecommunication, Inc.                 14,949     445,124        0.0%
#   NICE Information Service Co., Ltd.                        214,669   1,653,744        0.0%
#*  NK Co., Ltd.                                              107,504     431,116        0.0%
#   Nong Shim Holdings Co., Ltd.                                9,972   1,287,666        0.0%
#   Nong Woo Bio Co., Ltd.                                     14,772     302,970        0.0%
#   NongShim Co., Ltd.                                          8,543   2,797,700        0.0%
#   Noroo Holdings Co., Ltd.                                    9,220     168,109        0.0%
#   NOROO Paint & Coatings Co., Ltd.                           63,352     678,120        0.0%
#   NPC                                                        83,760     548,863        0.0%
#*  OCI Co., Ltd.                                              85,337   8,447,913        0.1%
#*  Omnisystem Co., Ltd.                                      134,500     339,079        0.0%
    Opto Device Technology Co., Ltd.                           22,853     174,895        0.0%
#*  OPTRON-TEC, Inc.                                          104,824     530,938        0.0%
#*  Orientbio, Inc.                                           408,758     692,639        0.0%
    Orion Corp.                                                10,453   8,504,363        0.1%
#*  OSANGJAIEL Co., Ltd.                                       35,202     305,811        0.0%
#*  Osstem Implant Co., Ltd.                                   59,911   3,751,376        0.0%
#*  Osung LST Co., Ltd.                                       297,005     234,865        0.0%
#   Ottogi Corp.                                                3,996   2,856,208        0.0%
#*  Pan Ocean Co., Ltd.                                       320,700   1,114,234        0.0%
#   Pan-Pacific Co., Ltd.                                     124,265     606,860        0.0%
    Pang Rim Co., Ltd.                                          5,145     118,359        0.0%
#*  PaperCorea, Inc.                                          884,879     574,689        0.0%
#   Paradise Co., Ltd.                                        156,781   2,376,381        0.0%
#   Partron Co., Ltd.                                         322,056   3,136,017        0.0%
#*  Paru Co., Ltd.                                            152,782     577,046        0.0%
#*  Pharmicell Co., Ltd.                                      148,323     728,119        0.0%
    POSCO                                                      31,634   6,627,801        0.1%
    POSCO ADR                                                 507,145  26,381,683        0.2%
#   POSCO Chemtech Co., Ltd.                                   98,650   1,052,777        0.0%
    POSCO Coated & Color Steel Co., Ltd.                        3,334      66,659        0.0%
#*  Posco ICT Co., Ltd.                                       231,679   1,163,917        0.0%
#   Posco M-Tech Co., Ltd.                                     96,658     264,918        0.0%
#*  Power Logics Co., Ltd.                                    157,235     581,571        0.0%
#   PSK, Inc.                                                  72,430     634,710        0.0%
#   Pulmuone Co., Ltd.                                          6,402   1,007,181        0.0%
#   Pyeong Hwa Automotive Co., Ltd.                            84,213     946,552        0.0%
#*  Redrover Co., Ltd.                                         26,539     182,661        0.0%
    Reyon Pharmaceutical Co., Ltd.                             10,903     287,315        0.0%
#   RFsemi Technologies, Inc.                                  20,093     130,864        0.0%
#   RFTech Co., Ltd.                                           68,138     413,853        0.0%
#   Romanson Co., Ltd.                                         27,489     312,101        0.0%
    S Net Systems, Inc.                                        20,118     124,958        0.0%
*   S&C Engine Group, Ltd.                                    364,275     509,701        0.0%
#*  S&S Tech Corp.                                             58,278     428,896        0.0%
    S&T Corp.                                                   9,037     205,510        0.0%
#   S&T Dynamics Co., Ltd.                                    161,366   1,583,303        0.0%
    S&T Holdings Co., Ltd.                                     40,073     838,775        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
SOUTH KOREA -- (Continued)
    S&T Motiv Co., Ltd.                                        45,636 $  2,660,401        0.0%
#   S-1 Corp.                                                  50,361    4,107,520        0.0%
#*  S-Connect Co., Ltd.                                       206,200      380,037        0.0%
#   S-Energy Co., Ltd.                                         46,917      367,025        0.0%
#*  S-MAC Co., Ltd.                                            97,200      671,320        0.0%
#   S-Oil Corp.                                               109,567    8,327,442        0.1%
#   Saeron Automotive Corp.                                     3,180       23,085        0.0%
#*  Sajo Industries Co., Ltd.                                  14,513      732,324        0.0%
#*  Sajodongaone Co., Ltd.                                    119,520      204,307        0.0%
    Sam Chun Dang Pharm Co., Ltd.                              20,821      163,119        0.0%
    Sam Young Electronics Co., Ltd.                            70,404      768,215        0.0%
#   Sam Yung Trading Co., Ltd.                                 41,323      764,346        0.0%
    Samchully Co., Ltd.                                        15,418    1,449,562        0.0%
#   Samchuly Bicycle Co., Ltd.                                 27,772      539,180        0.0%
#   Samho Development Co., Ltd.                                62,740      201,313        0.0%
*   Samho International Co., Ltd.                              10,561      144,606        0.0%
#   SAMHWA Paints Industrial Co., Ltd.                         56,171      621,765        0.0%
#   Samick Musical Instruments Co., Ltd.                      316,786      853,138        0.0%
#   Samick THK Co., Ltd.                                       59,788      542,572        0.0%
    Samjin LND Co., Ltd.                                       22,819       76,249        0.0%
#   Samjin Pharmaceutical Co., Ltd.                            51,035    1,223,560        0.0%
#   Samkwang Glass                                             10,452      814,634        0.0%
#   Samlip General Foods Co., Ltd.                             12,050    2,245,801        0.0%
#   Sammok S-Form Co., Ltd.                                    11,949      305,191        0.0%
#   Samsung C&T Corp.                                         167,554   19,201,671        0.1%
    Samsung Card Co., Ltd.                                     56,510    1,920,327        0.0%
    Samsung Climate Control Co., Ltd.                           4,190       37,866        0.0%
#   Samsung Electro-Mechanics Co., Ltd.                       249,721   11,367,485        0.1%
    Samsung Electronics Co., Ltd.                             373,807  407,386,290        2.5%
#*  Samsung Engineering Co., Ltd.                             294,285    3,245,438        0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                 122,801   31,656,027        0.2%
#*  Samsung Heavy Industries Co., Ltd.                        657,521    6,122,246        0.1%
    Samsung Life Insurance Co., Ltd.                          169,922   16,300,966        0.1%
    Samsung SDI Co., Ltd.                                     140,701   14,012,316        0.1%
    Samsung SDS Co., Ltd.                                      40,348    6,016,139        0.1%
#   Samsung Securities Co., Ltd.                              250,064    8,588,210        0.1%
*   SAMT Co., Ltd.                                            163,313      300,481        0.0%
#   Samwha Capacitor Co., Ltd.                                 53,902      694,811        0.0%
    Samyang Corp.                                               4,809      409,019        0.0%
#   Samyang Foods Co., Ltd.                                    19,150      398,391        0.0%
#   Samyang Holdings Corp.                                     21,526    3,066,745        0.0%
    Samyang Tongsang Co., Ltd.                                  8,979      354,655        0.0%
#*  Samyoung Chemical Co., Ltd.                               158,910      242,808        0.0%
#*  Sangbo Corp.                                               80,289      393,860        0.0%
    Sangsin Brake                                               9,410       67,167        0.0%
#*  Sapphire Technology Co., Ltd.                              24,410      157,954        0.0%
    SaraminHR Co, Ltd.                                          4,412       60,161        0.0%
#   Satrec Initiative Co., Ltd.                                 8,977      285,082        0.0%
#   SAVEZONE I&C CORP.                                         72,048      361,417        0.0%
*   SBI Investment Korea Co., Ltd.                             23,452       12,521        0.0%
    SBS Contents Hub Co., Ltd.                                 27,908      294,498        0.0%
#   SBS Media Holdings Co., Ltd.                              294,546      854,328        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  SBW                                                         276,720 $   549,105        0.0%
#   Seah Besteel Corp.                                          103,056   2,627,496        0.0%
    SeAH Holdings Corp.                                           3,991     487,077        0.0%
    SeAH Steel Corp.                                             22,190   1,613,256        0.0%
#   Sebang Co., Ltd.                                             70,753   1,066,207        0.0%
#*  Seegene, Inc.                                                32,732   1,000,788        0.0%
#   Sejong Industrial Co., Ltd.                                  77,111     668,851        0.0%
#   Sekonix Co., Ltd.                                            29,835     460,197        0.0%
#   Sempio Foods Co.                                              7,875     335,341        0.0%
#*  Seobu T&D                                                    60,550   1,231,792        0.0%
#   Seohan Co., Ltd.                                            488,773     894,936        0.0%
#*  Seohee Construction Co., Ltd.                             1,041,586   1,101,070        0.0%
#   Seoul Auction Co., Ltd.                                      26,361     431,064        0.0%
#   Seoul Semiconductor Co., Ltd.                               185,172   2,488,816        0.0%
#   SEOWONINTECH Co., Ltd.                                       66,219     669,316        0.0%
#   Seoyon Co., Ltd.                                             91,541     986,652        0.0%
*   Seshin Co., Ltd.                                              2,000          --        0.0%
#*  Sewon Cellontech Co., Ltd.                                  131,412     408,578        0.0%
    Sewon Precision Industry Co., Ltd.                            4,747      84,485        0.0%
#   SEWOONMEDICAL Co., Ltd.                                     119,681     481,133        0.0%
#   SFA Engineering Corp.                                        36,376   1,814,348        0.0%
#*  SFA Semicon Co, Ltd.                                        261,729     570,493        0.0%
#*  SG Corp.                                                    827,592     817,579        0.0%
#   SH Energy & Chemical Co., Ltd.                              717,107     945,422        0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                         148,580     849,878        0.0%
    Shinhan Financial Group Co., Ltd.                           481,695  17,661,802        0.1%
    Shinhan Financial Group Co., Ltd. ADR                       333,226  12,182,743        0.1%
#*  Shinil Industrial Co., Ltd.                                 214,068     351,426        0.0%
#   Shinsegae Co., Ltd.                                          33,434   6,182,150        0.1%
#   Shinsegae Engineering & Construction Co., Ltd.                7,954     340,472        0.0%
    Shinsegae Food Co., Ltd.                                      1,466     178,204        0.0%
#   Shinsegae Information & Communication Co., Ltd.               6,312     497,312        0.0%
#   Shinsegae International, Inc.                                 9,426     640,986        0.0%
#*  Shinsung Solar Energy Co., Ltd.                             265,001     399,016        0.0%
#*  Shinsung Tongsang Co., Ltd.                                 565,911     813,526        0.0%
#*  Shinwha Intertek Corp.                                       40,590     159,734        0.0%
*   Shinwon Corp.                                               185,661     304,901        0.0%
#   Shinyoung Securities Co., Ltd.                               12,942     609,620        0.0%
#   SHOWBOX Corp.                                               159,420   1,127,660        0.0%
#*  Signetics Corp.                                             328,725     483,588        0.0%
#*  SIGONG TECH Co., Ltd.                                        47,535     265,725        0.0%
    Silicon Works Co., Ltd.                                      54,865   1,531,169        0.0%
    Silla Co., Ltd.                                              38,481     583,987        0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                 297,091     762,821        0.0%
#   SIMPAC, Inc.                                                 90,911     404,098        0.0%
#   Sindoh Co., Ltd.                                             13,186     565,323        0.0%
    SJM Co., Ltd.                                                47,500     312,195        0.0%
#   SK Chemicals Co., Ltd.                                       93,584   5,958,618        0.1%
#*  SK Communications Co., Ltd.                                  88,183     285,133        0.0%
#   SK Gas, Ltd.                                                 30,708   2,291,493        0.0%
    SK Holdings Co., Ltd.                                       128,173  25,120,547        0.2%
    SK Hynix, Inc.                                            1,652,748  40,538,282        0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
SOUTH KOREA -- (Continued)
    SK Innovation Co., Ltd.                                     160,514 $21,678,588        0.2%
#   SK Materials Co., Ltd.                                       33,225   3,453,347        0.0%
#   SK Networks Co., Ltd.                                       924,975   5,493,981        0.1%
#*  SK Securities Co., Ltd.                                   2,281,114   2,293,114        0.0%
    SK Telecom Co., Ltd.                                         34,636   6,289,891        0.1%
#   SKC Co., Ltd.                                               146,434   3,587,576        0.0%
#   SKCKOLONPI, Inc.                                             31,298     281,999        0.0%
    SL Corp.                                                    100,482   1,404,975        0.0%
#*  SM Culture & Contents Co., Ltd.                              11,512      26,843        0.0%
#*  SM Entertainment Co.                                         82,865   2,972,657        0.0%
#*  Solborn, Inc.                                                69,633     375,417        0.0%
#*  Solco Biomedical Co., Ltd.                                  219,860     272,941        0.0%
    Solid, Inc.                                                  61,968     241,543        0.0%
#   Songwon Industrial Co., Ltd.                                 95,306   1,734,992        0.0%
#*  Sonokong Co., Ltd.                                          112,134     682,374        0.0%
#*  Soosan Heavy Industries Co., Ltd.                            11,350      18,071        0.0%
#   Soulbrain Co., Ltd.                                          61,172   2,329,256        0.0%
    Spigen Korea Co., Ltd.                                        8,574     405,104        0.0%
*   Ssangyong Cement Industrial Co., Ltd.                       131,635   2,419,642        0.0%
#*  STX Corp.                                                     8,168      18,293        0.0%
*   STX Engine Co., Ltd.                                         14,176      76,512        0.0%
#   Suheung Co., Ltd.                                            28,557   1,151,786        0.0%
    Sun Kwang Co., Ltd.                                           9,630     151,849        0.0%
#   Sunchang Corp.                                               44,743     506,098        0.0%
*   SundayToz Corp.                                              13,147     136,732        0.0%
#   Sung Kwang Bend Co., Ltd.                                   138,891   1,474,703        0.0%
#   Sungchang Enterprise Holdings, Ltd.                          35,922   1,139,705        0.0%
#*  Sungshin Cement Co., Ltd.                                   113,452   1,389,199        0.0%
#   Sungwoo Hitech Co., Ltd.                                    273,762   2,230,905        0.0%
#   Sunjin Co., Ltd.                                             25,013     647,913        0.0%
#*  Sunny Electronics Corp.                                      43,610     204,180        0.0%
#*  Suprema HQ, Inc.                                             20,327     152,618        0.0%
#*  Suprema, Inc.                                                18,815     446,679        0.0%
#*  Synopex, Inc.                                               294,929     445,332        0.0%
#   Tae Kyung Industrial Co., Ltd.                               73,750     334,745        0.0%
    Taekwang Industrial Co., Ltd.                                 2,453   2,134,493        0.0%
#*  Taewoong Co., Ltd.                                           66,115   1,055,511        0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.               288,697   1,623,948        0.0%
#*  Taihan Electric Wire Co., Ltd.                              229,334     604,344        0.0%
*   Taihan Textile Co., Ltd.                                        279      11,973        0.0%
#   Tailim Packaging Industrial Co., Ltd.                       188,553     515,077        0.0%
#*  TBH Global Co., Ltd.                                         72,579     742,256        0.0%
#   TechWing, Inc.                                               62,962     707,506        0.0%
*   Tera Semicon Co., Ltd.                                        1,578      36,949        0.0%
#   TES Co., Ltd.                                                43,743     520,743        0.0%
#*  Texcell-NetCom Co., Ltd.                                    120,370     242,980        0.0%
#*  Theragen Etex Co., Ltd.                                      15,468      92,750        0.0%
#*  Thinkware Systems Corp.                                      12,062     147,761        0.0%
#*  TK Chemical Corp.                                           355,304     713,534        0.0%
#   TK Corp.                                                     76,145     716,796        0.0%
    Tokai Carbon Korea Co., Ltd.                                 15,021     583,271        0.0%
    Tong Yang Moolsan Co., Ltd.                                  20,210     265,174        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SOUTH KOREA -- (Continued)
#*  Tongyang Cement & Energy Corp.                               27,221 $  118,576        0.0%
    Tongyang Life Insurance Co, Ltd.                            324,244  3,005,357        0.0%
    Tongyang, Inc.                                              727,609  2,241,429        0.0%
#*  Top Engineering Co., Ltd.                                    60,647    334,200        0.0%
#   Toptec Co., Ltd.                                             34,472    935,065        0.0%
#   Tovis Co., Ltd.                                             132,763  1,132,857        0.0%
#*  Trais Co., Ltd.                                              52,841    129,362        0.0%
    TS Corp.                                                     30,089    577,569        0.0%
    UBCare Co., Ltd.                                             78,894    280,059        0.0%
#   Ubiquoss, Inc.                                               67,761    779,028        0.0%
#*  Ubivelox, Inc.                                               14,683    158,492        0.0%
#   Uju Electronics Co., Ltd.                                    41,344    567,753        0.0%
#   Unid Co., Ltd.                                               34,556  1,423,596        0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.          27,150    366,193        0.0%
#   Uniquest Corp.                                               45,800    159,362        0.0%
#*  Unison Co., Ltd.                                            116,022    168,598        0.0%
#   UniTest, Inc.                                                56,886    402,196        0.0%
#   Value Added Technologies Co., Ltd.                           43,648  1,469,669        0.0%
    Very Good Leisure Co., Ltd.                                   4,603     40,813        0.0%
    Viatron Technologies, Inc.                                   25,195    632,447        0.0%
#   Vieworks Co., Ltd.                                           33,872  1,492,907        0.0%
#   Visang Education, Inc.                                       33,917    384,954        0.0%
#   Vitzrocell Co., Ltd.                                         14,245    140,243        0.0%
#*  Webzen, Inc.                                                100,127  2,033,843        0.0%
#*  Welcron Co., Ltd.                                            87,278    325,097        0.0%
#*  WeMade Entertainment Co., Ltd.                               27,644    634,889        0.0%
#   Whanin Pharmaceutical Co., Ltd.                              57,940    820,154        0.0%
#   WillBes & Co. (The)                                         482,835    909,623        0.0%
*   Winix, Inc.                                                   7,644     87,678        0.0%
    Wins Co., Ltd.                                               27,127    235,631        0.0%
#   WiSoL Co., Ltd.                                             105,331  1,519,206        0.0%
#*  WIZIT Co., Ltd.                                             228,782    314,280        0.0%
#*  WONIK CUBE Corp.                                             46,904    124,813        0.0%
#*  Wonik IPS Co., Ltd.                                         310,963  3,029,392        0.0%
#*  Wonik Materials Co., Ltd.                                     9,104    473,148        0.0%
*   Wonik QnC Corp.                                               9,352    123,692        0.0%
*   Woojeon & Handan Co., Ltd.                                   37,726     39,763        0.0%
*   Woongjin Co., Ltd.                                          131,485    353,224        0.0%
#*  Woongjin Energy Co., Ltd.                                   261,630    283,765        0.0%
*   Woongjin Thinkbig Co., Ltd.                                 113,582  1,363,988        0.0%
#*  Wooree ETI Co., Ltd.                                        159,312    302,753        0.0%
    Woori Bank                                                  886,352  8,143,833        0.1%
    Woori Bank Sponsored ADR                                      1,525     42,052        0.0%
#*  Woori Investment Bank Co., Ltd.                           2,090,065  1,179,257        0.0%
#   WooSung Feed Co., Ltd.                                      105,924    321,052        0.0%
#   Y G-1 Co., Ltd.                                              58,964    554,798        0.0%
*   YD Online Corp.                                              18,173    115,067        0.0%
*   YeaRimDang Publishing Co., Ltd.                               4,059     16,127        0.0%
    YES24 Co., Ltd.                                              29,362    214,223        0.0%
    YESCO Co., Ltd.                                              12,998    424,808        0.0%
#   YG Entertainment, Inc.                                       42,864  1,603,893        0.0%
    Yoosung Enterprise Co., Ltd.                                155,924    560,036        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                SHARES      VALUE++      ASSETS**
                                                              ---------- -------------- ----------
SOUTH KOREA -- (Continued)
#   Youlchon Chemical Co., Ltd.                                   51,970 $      581,220        0.0%
    Young Heung Iron & Steel Co., Ltd.                           174,829        376,911        0.0%
#   Young Poong Corp.                                              2,336      2,214,898        0.0%
    Young Poong Precision Corp.                                   88,170        711,820        0.0%
#   Youngone Corp.                                                81,769      3,270,315        0.0%
#   Youngone Holdings Co., Ltd.                                   27,578      1,553,951        0.0%
#*  Yuanta Securities Korea Co., Ltd.                            422,094      1,325,727        0.0%
#   Yuhan Corp.                                                   19,745      5,043,336        0.1%
    YuHwa Securities Co., Ltd.                                     5,800         81,711        0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                             265,384      1,855,793        0.0%
#*  Yuyang DNU Co., Ltd.                                         126,819        316,772        0.0%
                                                                         --------------       ----
TOTAL SOUTH KOREA                                                         2,387,528,332       14.6%
                                                                         --------------       ----
TAIWAN -- (12.9%)
    A-DATA Technology Co., Ltd.                                1,521,465      1,405,044        0.0%
    Ability Enterprise Co., Ltd.                               1,962,974      1,131,576        0.0%
    AcBel Polytech, Inc.                                       2,441,468      1,792,397        0.0%
    Accton Technology Corp.                                    2,604,369      2,438,112        0.0%
*   Acer, Inc.                                                17,120,595      6,073,629        0.1%
    ACES Electronic Co., Ltd.                                    693,000        659,244        0.0%
    ACHEM TECHNOLOGY Corp.                                     1,716,264        656,027        0.0%
*   Acme Electronics Corp.                                       270,481        103,340        0.0%
    Acter Co., Ltd.                                              260,000        678,988        0.0%
*   Action Electronics Co., Ltd.                                 712,811         73,965        0.0%
    Actron Technology Corp.                                      491,200      1,949,724        0.0%
    Addcn Technology Co., Ltd.                                     7,800         59,784        0.0%
    Adlink Technology, Inc.                                      711,107      1,464,017        0.0%
    Advanced Ceramic X Corp.                                     368,000      1,929,668        0.0%
*   Advanced Connectek, Inc.                                   1,426,000        275,614        0.0%
    Advanced International Multitech Co., Ltd.                   635,000        425,543        0.0%
    Advanced Semiconductor Engineering, Inc.                  16,368,750     15,750,586        0.1%
    Advanced Semiconductor Engineering, Inc. ADR                 817,172      4,192,092        0.0%
    Advanced Wireless Semiconductor Co.                        1,092,000      1,991,145        0.0%
    Advancetek Enterprise Co., Ltd.                              872,896        535,114        0.0%
    Advantech Co., Ltd.                                          923,087      6,505,684        0.1%
*   AGV Products Corp.                                         3,688,407        916,008        0.0%
*   AimCore Technology Co., Ltd.                                 310,402        173,240        0.0%
    Airtac International Group                                   557,714      3,685,276        0.0%
    Alcor Micro Corp.                                            463,000        267,394        0.0%
    ALI Corp.                                                  2,333,000      1,406,326        0.0%
    Allis Electric Co., Ltd.                                     329,000         94,424        0.0%
    Alltek Technology Corp.                                      331,142        308,919        0.0%
    Alltop Technology Co., Ltd.                                  137,000        177,421        0.0%
    Alpha Networks, Inc.                                       2,510,100      1,254,232        0.0%
    Altek Corp.                                                2,242,159      1,677,889        0.0%
    Ambassador Hotel (The)                                     1,667,000      1,326,612        0.0%
    AMICCOM Electronics Corp.                                     43,690         45,534        0.0%
    AMPOC Far-East Co., Ltd.                                     648,567        507,836        0.0%
    AmTRAN Technology Co., Ltd.                                5,263,944      3,252,741        0.0%
    Anpec Electronics Corp.                                      628,448        475,934        0.0%
    Apacer Technology, Inc.                                      964,918        639,355        0.0%
    APCB, Inc.                                                   934,000        487,384        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Apex Biotechnology Corp.                                     674,625 $   895,539        0.0%
    Apex International Co., Ltd.                                 710,808     785,623        0.0%
    Apex Medical Corp.                                           365,463     460,295        0.0%
    Apex Science & Engineering                                   980,870     276,555        0.0%
    Arcadyan Technology Corp.                                  1,108,753   1,447,446        0.0%
    Ardentec Corp.                                             3,285,085   2,043,291        0.0%
*   Arima Communications Corp.                                 1,524,153     297,365        0.0%
    Asia Cement Corp.                                          7,463,655   6,640,273        0.1%
*   Asia Optical Co., Inc.                                     2,055,000   1,524,212        0.0%
    Asia Plastic Recycling Holding, Ltd.                       1,593,384     928,010        0.0%
    Asia Polymer Corp.                                         2,300,460   1,272,768        0.0%
    Asia Vital Components Co., Ltd.                            3,123,864   2,450,180        0.0%
    ASMedia Technology, Inc.                                      49,000     225,751        0.0%
    ASPEED Technology, Inc.                                       40,999     374,526        0.0%
    ASROCK, Inc.                                                 208,000     285,206        0.0%
    Asustek Computer, Inc.                                     2,396,861  21,011,763        0.2%
    Aten International Co., Ltd.                                 615,715   1,529,816        0.0%
    AU Optronics Corp.                                        50,847,497  14,550,123        0.1%
    AU Optronics Corp. Sponsored ADR                           1,487,852   4,165,986        0.0%
    Audix Corp.                                                  557,375     578,021        0.0%
    AURAS Technology Co., Ltd.                                   171,000     305,570        0.0%
    Aurora Corp.                                                 418,226     723,298        0.0%
    AV Tech Corp.                                                201,000     155,460        0.0%
    Avermedia Technologies                                     1,223,037     336,362        0.0%
*   Avision, Inc.                                              1,034,263     226,034        0.0%
    AVY Precision Technology, Inc.                               301,940     435,633        0.0%
    Awea Mechantronic Co., Ltd.                                  205,774     192,157        0.0%
    Bank of Kaohsiung Co., Ltd.                                2,760,319     737,173        0.0%
    Basso Industry Corp.                                         559,284   1,249,383        0.0%
    BenQ Materials Corp.                                       1,587,000     852,381        0.0%
    BES Engineering Corp.                                     11,291,050   2,103,287        0.0%
    Bionet Corp.                                                 260,000     238,562        0.0%
    Bionime Corp.                                                 28,000      40,730        0.0%
*   Biostar Microtech International Corp.                      1,058,712     242,655        0.0%
    Bioteque Corp.                                               194,680     955,747        0.0%
    Bizlink Holding, Inc.                                        534,713   3,034,909        0.0%
    Boardtek Electronics Corp.                                   951,000   1,361,526        0.0%
    Bright Led Electronics Corp.                                 912,180     229,879        0.0%
    C Sun Manufacturing, Ltd.                                    993,740     434,828        0.0%
*   Cameo Communications, Inc.                                 1,245,116     210,447        0.0%
    Capital Securities Corp.                                  14,219,210   3,744,360        0.0%
    Career Technology MFG. Co., Ltd.                           2,705,000   1,536,275        0.0%
*   Carnival Industrial Corp.                                  1,889,000     285,710        0.0%
    Casetek Holdings, Ltd.                                       391,000   1,755,924        0.0%
    Catcher Technology Co., Ltd.                               2,641,872  18,490,038        0.1%
    Cathay Chemical Works                                         35,000      16,873        0.0%
    Cathay Financial Holding Co., Ltd.                        20,133,499  22,545,253        0.2%
    Cathay Real Estate Development Co., Ltd.                   5,499,000   2,434,037        0.0%
    Celxpert Energy Corp.                                        108,000      63,370        0.0%
    Central Reinsurance Co., Ltd.                                700,774     312,736        0.0%
    Chailease Holding Co., Ltd.                                2,183,240   3,653,626        0.0%
    ChainQui Construction Development Co., Ltd.                  425,464     311,712        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
*   Champion Building Materials Co., Ltd.                      2,178,390 $   467,522        0.0%
    Champion Microelectronic Corp.                                26,850      31,451        0.0%
    Chang Hwa Commercial Bank, Ltd.                           21,599,335  11,260,183        0.1%
    Chang Wah Electromaterials, Inc.                             322,800     856,674        0.0%
    Channel Well Technology Co., Ltd.                          1,095,000     902,339        0.0%
    Charoen Pokphand Enterprise                                1,635,620   1,412,690        0.0%
    Chaun-Choung Technology Corp.                                563,000   1,919,529        0.0%
    CHC Healthcare Group                                          24,000      37,131        0.0%
    CHC Resources Corp.                                          347,135     648,313        0.0%
    Chen Full International Co., Ltd.                            759,000   1,397,098        0.0%
    Chenbro Micom Co., Ltd.                                      497,000     805,279        0.0%
    Cheng Loong Corp.                                          6,135,160   2,194,829        0.0%
    Cheng Shin Rubber Industry Co., Ltd.                       7,157,508  14,851,538        0.1%
    Cheng Uei Precision Industry Co., Ltd.                     3,567,630   4,578,004        0.1%
*   Chenming Mold Industry Corp.                                 363,708     146,177        0.0%
    Chia Chang Co., Ltd.                                         919,000     660,823        0.0%
    Chia Hsin Cement Corp.                                     2,422,747     688,018        0.0%
    Chicony Electronics Co., Ltd.                              2,714,252   6,502,076        0.1%
    Chien Kuo Construction Co., Ltd.                           1,874,706     520,884        0.0%
    Chilisin Electronics Corp.                                   940,481   1,548,543        0.0%
    Chime Ball Technology Co., Ltd.                              174,000     297,676        0.0%
    Chimei Materials Technology Corp.                          2,276,200   1,234,912        0.0%
    Chin-Poon Industrial Co., Ltd.                             2,413,617   4,877,784        0.1%
*   China Airlines, Ltd.                                      20,201,057   6,593,817        0.1%
    China Bills Finance Corp.                                    652,000     248,575        0.0%
    China Chemical & Pharmaceutical Co., Ltd.                  1,992,000   1,152,899        0.0%
    China Development Financial Holding Corp.                 50,457,157  12,835,229        0.1%
    China Ecotek Corp.                                           167,000     279,210        0.0%
*   China Electric Manufacturing Corp.                         1,821,220     451,742        0.0%
    China General Plastics Corp.                               2,700,446   1,305,882        0.0%
    China Glaze Co., Ltd.                                        751,162     243,908        0.0%
    China Life Insurance Co., Ltd.                            14,352,110  10,786,426        0.1%
*   China Man-Made Fiber Corp.                                 7,608,662   1,834,017        0.0%
    China Metal Products                                       1,955,405   2,308,725        0.0%
    China Motor Corp.                                          3,617,716   2,531,796        0.0%
*   China Petrochemical Development Corp.                     19,203,325   4,844,691        0.1%
    China Steel Chemical Corp.                                   688,998   2,300,077        0.0%
    China Steel Corp.                                         30,107,440  21,107,504        0.2%
    China Steel Structure Co., Ltd.                              660,000     466,202        0.0%
    China Synthetic Rubber Corp.                               3,573,541   2,630,672        0.0%
*   China United Trust & Investment Corp.                         50,053          --        0.0%
    China Wire & Cable Co., Ltd.                                 742,400     287,197        0.0%
*   Chinese Gamer International Corp.                            150,000     156,878        0.0%
    Chinese Maritime Transport, Ltd.                             793,460     590,420        0.0%
    Chipbond Technology Corp.                                  3,768,000   4,999,641        0.1%
    ChipMOS TECHNOLOGIES, Inc.                                   440,216     425,325        0.0%
    Chlitina Holding, Ltd.                                       138,000     969,449        0.0%
    Chong Hong Construction Co., Ltd.                          1,144,739   1,831,299        0.0%
    Chroma ATE, Inc.                                           1,333,705   2,954,258        0.0%
    Chun YU Works & Co., Ltd.                                  1,435,000     618,366        0.0%
    Chun Yuan Steel                                            2,425,177     811,391        0.0%
*   Chung Hung Steel Corp.                                     5,817,926   1,080,204        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Chung Hwa Pulp Corp.                                       3,149,308 $   971,457        0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.        2,910,500   1,667,726        0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.              212,000     230,098        0.0%
*   Chunghwa Picture Tubes, Ltd.                              15,894,759     259,900        0.0%
    Chunghwa Telecom Co., Ltd.                                 4,284,000  14,463,793        0.1%
    Chunghwa Telecom Co., Ltd. ADR                               410,179  13,987,104        0.1%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                    667,000     347,971        0.0%
    Cleanaway Co., Ltd.                                          437,000   2,364,631        0.0%
    Clevo Co.                                                  2,588,482   2,262,997        0.0%
*   CMC Magnetics Corp.                                       15,572,032   1,580,789        0.0%
*   CoAsia Microelectronics Corp.                                783,400     488,928        0.0%
    Coland Holdings, Ltd.                                         90,000     121,840        0.0%
    Collins Co., Ltd.                                            316,060     116,500        0.0%
    Compal Electronics, Inc.                                  25,050,560  14,704,384        0.1%
    Compeq Manufacturing Co., Ltd.                             9,113,000   5,042,278        0.1%
*   Concord Securities Co., Ltd.                               2,948,000     571,260        0.0%
*   Continental Holdings Corp.                                 3,481,250   1,196,625        0.0%
    Coretronic Corp.                                           4,346,250   3,944,493        0.0%
    Cowealth Medical Holding Co., Ltd.                            62,319     130,634        0.0%
    Coxon Precise Industrial Co., Ltd.                         1,108,000   1,552,001        0.0%
    Creative Sensor, Inc.                                        479,000     299,419        0.0%
    Crystalwise Technology, Inc.                                 910,585     244,115        0.0%
    CSBC Corp. Taiwan                                          3,323,150   1,589,111        0.0%
    CTBC Financial Holding Co., Ltd.                          52,116,714  26,411,469        0.2%
    CTCI Corp.                                                 2,414,896   3,141,524        0.0%
    Cub Elecparts, Inc.                                          209,162   2,527,532        0.0%
    CviLux Corp.                                                 592,672     479,963        0.0%
    Cyberlink Corp.                                              495,504   1,070,772        0.0%
    CyberPower Systems, Inc.                                     235,000     705,096        0.0%
    CyberTAN Technology, Inc.                                  1,725,873     886,886        0.0%
*   D-Link Corp.                                               5,380,758   1,679,603        0.0%
    DA CIN Construction Co., Ltd.                              1,034,809     498,382        0.0%
    Da-Li Development Co., Ltd.                                  678,012     458,475        0.0%
    Dafeng TV, Ltd.                                              262,320     308,682        0.0%
*   Danen Technology Corp.                                     3,036,000     728,844        0.0%
    Darfon Electronics Corp.                                   1,825,700   1,111,091        0.0%
    Darwin Precisions Corp.                                    3,490,304   1,306,327        0.0%
    Davicom Semiconductor, Inc.                                  170,392     122,084        0.0%
    De Licacy Industrial Co., Ltd.                               229,224     231,013        0.0%
*   Delpha Construction Co., Ltd.                              1,371,754     702,847        0.0%
    Delta Electronics, Inc.                                    4,006,028  18,556,413        0.1%
    Depo Auto Parts Ind Co., Ltd.                                691,634   2,136,497        0.0%
    DFI, Inc.                                                    400,571     749,409        0.0%
    Dimerco Express Corp.                                        522,000     258,494        0.0%
    Dynacolor, Inc.                                              267,000     414,291        0.0%
*   Dynamic Electronics Co., Ltd.                              1,760,583     458,592        0.0%
    Dynapack International Technology Corp.                      867,000   1,300,403        0.0%
*   E Ink Holdings, Inc.                                       6,860,000   3,177,579        0.0%
    E-Lead Electronic Co., Ltd.                                  644,846     672,809        0.0%
    E-Life Mall Corp.                                            335,000     602,954        0.0%
*   E-Ton Solar Tech Co., Ltd.                                 2,316,168     717,315        0.0%
    E.Sun Financial Holding Co., Ltd.                         28,654,988  15,860,322        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
*   Eastern Media International Corp.                          2,973,270 $   523,759        0.0%
    Eclat Textile Co., Ltd.                                      725,842   8,261,602        0.1%
    Edimax Technology Co., Ltd.                                1,445,423     446,734        0.0%
    Edison Opto Corp.                                            893,000     398,730        0.0%
    Edom Technology Co., Ltd.                                    831,671     419,157        0.0%
    eGalax_eMPIA Technology, Inc.                                445,129     766,822        0.0%
    Elan Microelectronics Corp.                                1,787,323   1,846,200        0.0%
    Elite Advanced Laser Corp.                                   764,200   3,656,659        0.0%
    Elite Material Co., Ltd.                                   2,140,839   3,807,890        0.0%
    Elite Semiconductor Memory Technology, Inc.                1,901,390   1,542,347        0.0%
    Elitegroup Computer Systems Co., Ltd.                      2,813,028   1,721,152        0.0%
    eMemory Technology, Inc.                                     347,000   3,792,218        0.0%
*   Emerging Display Technologies Corp.                          606,000     230,579        0.0%
    ENG Electric Co., Ltd.                                     1,021,101     539,452        0.0%
    Ennoconn Corp.                                                99,000   1,259,603        0.0%
    EnTie Commercial Bank Co., Ltd.                            2,193,166     943,018        0.0%
*   Episil Holdings, Inc.                                        939,500     342,894        0.0%
    Epistar Corp.                                              7,352,261   4,708,496        0.1%
    Eslite Spectrum Corp. (The)                                    8,000      45,737        0.0%
    Eson Precision Ind. Co., Ltd.                                472,000     470,954        0.0%
    Eternal Materials Co., Ltd.                                3,738,677   3,735,421        0.0%
    Etron Technology, Inc.                                     2,591,000     979,067        0.0%
*   Eva Airways Corp.                                         11,963,631   5,921,783        0.1%
    Everest Textile Co., Ltd.                                  1,940,064     923,158        0.0%
    Evergreen International Storage & Transport Corp.          3,926,000   1,585,682        0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                       10,211,306   3,759,028        0.0%
    Everlight Chemical Industrial Corp.                        2,326,006   1,448,647        0.0%
    Everlight Electronics Co., Ltd.                            3,027,570   4,233,111        0.0%
*   Everspring Industry Co., Ltd.                                440,000     259,769        0.0%
    Excelsior Medical Co., Ltd.                                  672,581   1,030,299        0.0%
    Far Eastern Department Stores, Ltd.                        7,551,000   4,040,561        0.0%
    Far Eastern International Bank                            14,628,520   4,244,820        0.0%
    Far Eastern New Century Corp.                             11,624,705   8,681,136        0.1%
    Far EasTone Telecommunications Co., Ltd.                   6,572,000  14,819,273        0.1%
    Faraday Technology Corp.                                   1,049,893   1,403,710        0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                  614,000     279,528        0.0%
    Farglory Land Development Co., Ltd.                        3,706,105   4,432,595        0.1%
    Federal Corp.                                              3,198,528   1,420,849        0.0%
    Feedback Technology Corp.                                    337,000     535,314        0.0%
    Feng Hsin Steel Co., Ltd.                                  2,331,131   3,285,452        0.0%
    Feng TAY Enterprise Co., Ltd.                              1,443,368   6,201,918        0.1%
    Fine Blanking & Tool Co., Ltd.                                35,000      47,666        0.0%
    Firich Enterprises Co., Ltd.                                  41,250      99,875        0.0%
    First Copper Technology Co., Ltd.                          1,044,000     228,686        0.0%
    First Financial Holding Co., Ltd.                         38,841,292  18,995,314        0.1%
    First Hotel                                                  963,438     549,165        0.0%
    First Insurance Co, Ltd. (The)                             1,616,640     575,553        0.0%
    First Steamship Co., Ltd.                                  2,652,838     700,562        0.0%
    FLEXium Interconnect, Inc.                                 2,301,181   5,276,560        0.1%
    Flytech Technology Co., Ltd.                                 611,070   2,051,165        0.0%
    FocalTech Systems Co., Ltd.                                1,109,174     949,861        0.0%
    Formosa Advanced Technologies Co., Ltd.                    1,259,000     872,327        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Formosa Chemicals & Fibre Corp.                            6,707,198 $17,091,193        0.1%
    Formosa International Hotels Corp.                           284,975   1,725,936        0.0%
    Formosa Laboratories, Inc.                                   207,178     499,328        0.0%
    Formosa Oilseed Processing Co., Ltd.                         421,891     388,221        0.0%
    Formosa Optical Technology Co., Ltd.                         193,000     459,764        0.0%
    Formosa Petrochemical Corp.                                2,024,000   5,740,804        0.1%
    Formosa Plastics Corp.                                     7,135,770  17,721,749        0.1%
    Formosa Taffeta Co., Ltd.                                  3,685,460   3,371,628        0.0%
    Formosan Rubber Group, Inc.                                3,449,000   1,777,447        0.0%
    Formosan Union Chemical                                    1,633,401     794,375        0.0%
    Fortune Electric Co., Ltd.                                   724,304     340,626        0.0%
    Founding Construction & Development Co., Ltd.              1,277,031     688,183        0.0%
    Foxconn Technology Co., Ltd.                               3,899,546   8,021,894        0.1%
    Foxlink Image Technology Co., Ltd.                           771,000     368,480        0.0%
    Froch Enterprise Co., Ltd.                                 1,199,384     378,770        0.0%
    FSP Technology, Inc.                                       1,049,619     780,875        0.0%
    Fubon Financial Holding Co., Ltd.                         17,007,387  20,601,367        0.1%
    Fulgent Sun International Holding Co., Ltd.                  233,000     446,075        0.0%
    Fullerton Technology Co., Ltd.                               637,670     477,076        0.0%
    Fulltech Fiber Glass Corp.                                 2,505,540     800,817        0.0%
    Fwusow Industry Co., Ltd.                                    865,638     404,948        0.0%
    G Shank Enterprise Co., Ltd.                                 884,510     617,161        0.0%
*   G Tech Optoelectronics Corp.                               1,759,000     507,924        0.0%
    Gallant Precision Machining Co., Ltd.                      1,145,000     500,072        0.0%
    Gamania Digital Entertainment Co., Ltd.                      532,001     500,628        0.0%
    Gemtek Technology Corp.                                    2,407,574   1,238,333        0.0%
    General Plastic Industrial Co., Ltd.                         220,684     257,948        0.0%
*   Genesis Photonics, Inc.                                    2,381,418     413,817        0.0%
*   Genius Electronic Optical Co., Ltd.                          752,810   1,049,690        0.0%
*   Genmont Biotech, Inc.                                        105,314      72,640        0.0%
    GeoVision, Inc.                                              364,623     770,630        0.0%
    Getac Technology Corp.                                     3,511,281   2,366,378        0.0%
    Giant Manufacturing Co., Ltd.                                918,363   5,506,441        0.1%
*   Giantplus Technology Co., Ltd.                             1,465,000     815,783        0.0%
    Giga Solution Tech Co., Ltd.                                 919,044     539,188        0.0%
    Gigabyte Technology Co., Ltd.                              4,222,750   4,507,848        0.1%
    Gigasolar Materials Corp.                                    166,820   2,769,357        0.0%
*   Gigastorage Corp.                                          2,965,728   2,204,531        0.0%
    Ginko International Co., Ltd.                                162,000   1,752,542        0.0%
*   Gintech Energy Corp.                                       3,574,109   2,426,815        0.0%
*   Global Brands Manufacture, Ltd.                            2,132,973     482,123        0.0%
    Global Lighting Technologies, Inc.                           665,000   1,190,757        0.0%
    Global Mixed Mode Technology, Inc.                           491,000   1,013,867        0.0%
    Global Unichip Corp.                                         482,000   1,124,937        0.0%
    Globalwafers Co., Ltd.                                       196,779     450,681        0.0%
    Globe Union Industrial Corp.                               1,398,820     657,397        0.0%
    Gloria Material Technology Corp.                           4,048,851   2,210,275        0.0%
    Glory Science Co., Ltd.                                      327,866     509,083        0.0%
*   Gold Circuit Electronics, Ltd.                             3,921,747     980,758        0.0%
    Goldsun Building Materials Co., Ltd.                       9,040,672   2,329,314        0.0%
    Good Will Instrument Co., Ltd.                               213,660     119,394        0.0%
    Gourmet Master Co., Ltd.                                     384,000   3,087,363        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
TAIWAN -- (Continued)
    Grand Ocean Retail Group, Ltd.                               156,000 $    108,986        0.0%
    Grand Pacific Petrochemical                                8,040,000    4,168,851        0.0%
    Grand Plastic Technology Corp                                 91,000      657,150        0.0%
    Grape King Bio, Ltd.                                         702,000    4,219,514        0.0%
    Great China Metal Industry                                   920,000      762,014        0.0%
    Great Taipei Gas Co., Ltd.                                 1,435,000    1,034,157        0.0%
    Great Wall Enterprise Co., Ltd.                            4,098,797    2,776,787        0.0%
    Greatek Electronics, Inc.                                    577,000      656,082        0.0%
*   Green Energy Technology, Inc.                              2,177,640    1,216,168        0.0%
    Green Seal Holding, Ltd.                                      98,000      426,606        0.0%
*   GTM Holdings Corp.                                           929,000      356,710        0.0%
    Gudeng Precision Industrial Co., Ltd.                        136,300      131,368        0.0%
    Hakers Enterprise Co., Ltd.                                  105,000      237,789        0.0%
    Hannstar Board Corp.                                       2,205,875      632,890        0.0%
*   HannStar Display Corp.                                    22,930,323    2,658,750        0.0%
*   HannsTouch Solution, Inc.                                  4,077,391      888,779        0.0%
    Hanpin Electron Co., Ltd.                                     27,000       33,948        0.0%
    Harvatek Corp.                                             1,163,839      352,596        0.0%
    Hey Song Corp.                                             1,740,500    1,878,205        0.0%
    Hi-Clearance, Inc.                                           139,000      419,509        0.0%
    Highwealth Construction Corp.                              4,900,130    7,345,247        0.1%
    Hiroca Holdings, Ltd.                                        433,221    1,700,629        0.0%
    HiTi Digital, Inc.                                           900,975      388,404        0.0%
    Hitron Technology, Inc.                                    1,896,300    1,054,919        0.0%
    Hiwin Technologies Corp.                                   1,043,192    4,575,041        0.1%
    Hiyes International Co., Ltd.                                  2,260        2,137        0.0%
*   Ho Tung Chemical Corp.                                     5,882,172    1,306,410        0.0%
    Hocheng Corp.                                              1,933,300      473,824        0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                     266,901       64,155        0.0%
    Holiday Entertainment Co., Ltd.                              399,400      641,516        0.0%
    Holtek Semiconductor, Inc.                                 1,295,000    2,073,723        0.0%
    Holy Stone Enterprise Co., Ltd.                            1,460,822    1,497,075        0.0%
    Hon Hai Precision Industry Co., Ltd.                      50,864,095  121,161,489        0.8%
    Hong Ho Precision Textile Co., Ltd.                          207,000      126,527        0.0%
    Hong TAI Electric Industrial                               1,327,000      346,824        0.0%
    Hong YI Fiber Industry Co.                                   534,680      347,267        0.0%
    Horizon Securities Co., Ltd.                               3,249,000      568,763        0.0%
    Hota Industrial Manufacturing Co., Ltd.                    1,178,449    5,638,361        0.1%
    Hotai Motor Co., Ltd.                                        720,000    7,089,964        0.1%
    Howarm United Industries Co., Ltd.                           115,310        9,016        0.0%
    Hsin Kuang Steel Co., Ltd.                                 1,616,783      778,786        0.0%
    Hsin Yung Chien Co., Ltd.                                    240,100      586,967        0.0%
    Hsing TA Cement Co.                                          324,900      100,670        0.0%
    HTC Corp.                                                  3,639,619    9,251,136        0.1%
    Hu Lane Associate, Inc.                                      549,688    2,542,036        0.0%
*   HUA ENG Wire & Cable Co., Ltd.                             2,557,000      534,502        0.0%
    Hua Nan Financial Holdings Co., Ltd.                      24,094,389   11,673,633        0.1%
    Huaku Development Co., Ltd.                                1,915,400    3,378,213        0.0%
    Huang Hsiang Construction Corp.                              962,735      853,571        0.0%
    Hung Ching Development & Construction Co., Ltd.              811,000      447,004        0.0%
    Hung Poo Real Estate Development Corp.                     1,954,554    1,576,120        0.0%
    Hung Sheng Construction, Ltd.                              3,693,900    1,817,861        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Huxen Corp.                                                  239,072 $   337,574        0.0%
    Hwa Fong Rubber Co., Ltd.                                  1,877,561     647,644        0.0%
*   Hwacom Systems, Inc.                                         221,000      68,411        0.0%
    I-Chiun Precision Industry Co., Ltd.                       1,243,211     338,354        0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                      647,000     759,936        0.0%
    Ibase Technology, Inc.                                       728,643   1,255,363        0.0%
    Ichia Technologies, Inc.                                   2,538,255   1,198,744        0.0%
    Ideal Bike Corp.                                             459,553     185,981        0.0%
    IEI Integration Corp.                                        148,950     162,123        0.0%
    ILI Technology Corp.                                         535,081     837,923        0.0%
    Infortrend Technology, Inc.                                1,554,866     769,680        0.0%
    Innolux Corp.                                             64,704,151  19,968,412        0.1%
*   Inotera Memories, Inc.                                    14,961,528  13,541,156        0.1%
    Inpaq Technology Co., Ltd.                                   360,000     230,576        0.0%
    Intai Technology Corp.                                       135,000     637,684        0.0%
    International Games System Co., Ltd.                          50,000     424,725        0.0%
    Inventec Corp.                                            11,670,276   7,695,018        0.1%
    Iron Force Industrial Co., Ltd.                               88,682     528,708        0.0%
    ITE Technology, Inc.                                         947,646     810,663        0.0%
    ITEQ Corp.                                                 1,697,611   1,567,977        0.0%
*   J Touch Corp.                                                 22,100       2,069        0.0%
    Jentech Precision Industrial Co., Ltd.                       393,156     505,520        0.0%
    Jess-Link Products Co., Ltd.                               1,030,600     851,603        0.0%
    Jih Sun Financial Holdings Co., Ltd.                       6,939,966   1,510,658        0.0%
    Johnson Health Tech Co., Ltd.                                392,247     618,746        0.0%
    K Laser Technology, Inc.                                   1,007,459     427,281        0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                          719,150     253,805        0.0%
*   Kao Hsing Chang Iron & Steel                                 118,250      31,667        0.0%
    Kaori Heat Treatment Co., Ltd.                               398,321     713,818        0.0%
    Kaulin Manufacturing Co., Ltd.                               852,684     447,780        0.0%
    KD Holding Corp.                                              97,000     527,002        0.0%
    KEE TAI Properties Co., Ltd.                               3,211,101   1,515,853        0.0%
    Kenda Rubber Industrial Co., Ltd.                          2,767,736   4,815,048        0.1%
    Kenmec Mechanical Engineering Co., Ltd.                    1,475,000     524,403        0.0%
    Kerry TJ Logistics Co., Ltd.                               1,285,000   1,657,482        0.0%
    Kindom Construction Corp.                                  3,568,000   1,765,926        0.0%
    King Core Electronics, Inc.                                   78,613      43,164        0.0%
    King Slide Works Co., Ltd.                                   237,450   2,809,779        0.0%
    King Yuan Electronics Co., Ltd.                            9,472,032   8,336,743        0.1%
    King's Town Bank Co., Ltd.                                 5,519,653   3,840,158        0.0%
    King's Town Construction Co., Ltd.                         1,025,690     545,926        0.0%
    Kinik Co.                                                    730,000   1,144,071        0.0%
*   Kinko Optical Co., Ltd.                                    1,024,772     449,999        0.0%
*   Kinpo Electronics                                          9,898,892   3,334,712        0.0%
    Kinsus Interconnect Technology Corp.                       1,791,476   3,460,216        0.0%
    KMC Kuei Meng International, Inc.                            202,144     762,761        0.0%
    KS Terminals, Inc.                                           724,290     855,257        0.0%
    Kung Long Batteries Industrial Co., Ltd.                     465,000   1,917,639        0.0%
*   Kung Sing Engineering Corp.                                2,072,000     731,715        0.0%
    Kuo Toong International Co., Ltd.                          1,374,853   1,105,371        0.0%
    Kuoyang Construction Co., Ltd.                             3,023,586   1,099,907        0.0%
    Kwong Fong Industries Corp.                                1,402,800     834,211        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Kwong Lung Enterprise Co., Ltd.                               16,000 $    26,368        0.0%
    KYE Systems Corp.                                          1,942,107     541,660        0.0%
    L&K Engineering Co., Ltd.                                  1,363,000   1,348,473        0.0%
    LAN FA Textile                                             1,436,412     409,595        0.0%
    Lanner Electronics, Inc.                                     116,450     137,230        0.0%
    Largan Precision Co., Ltd.                                   254,234  17,746,567        0.1%
    Laser Tek Taiwan Co., Ltd.                                    95,144      73,519        0.0%
*   LCY Chemical Corp.                                         2,655,495   3,148,467        0.0%
    Leader Electronics, Inc.                                     872,886     255,421        0.0%
    Leadtrend Technology Corp.                                   166,926     149,427        0.0%
    Lealea Enterprise Co., Ltd.                                5,525,965   1,565,739        0.0%
    Ledlink Optics, Inc.                                          81,550     129,948        0.0%
    Ledtech Electronics Corp.                                    573,095     170,639        0.0%
    LEE CHI Enterprises Co., Ltd.                              1,378,000     471,369        0.0%
    Lelon Electronics Corp.                                      718,765     761,796        0.0%
    Leofoo Development Co., Ltd.                               2,075,614     579,266        0.0%
*   LES Enphants Co., Ltd.                                     1,127,479     472,302        0.0%
    Lextar Electronics Corp.                                   3,047,000   1,467,219        0.0%
*   Li Peng Enterprise Co., Ltd.                               4,586,060   1,119,233        0.0%
    Lian HWA Food Corp.                                          508,802     459,224        0.0%
    Lien Hwa Industrial Corp.                                  4,030,521   2,508,537        0.0%
    Lingsen Precision Industries, Ltd.                         2,772,490     720,233        0.0%
    Lite-On Semiconductor Corp.                                1,610,887   1,005,777        0.0%
    Lite-On Technology Corp.                                  10,036,330  12,190,317        0.1%
    LIWANLI Innovation Co., Ltd.                                 342,000     185,746        0.0%
    Long Bon International Co., Ltd.                           2,410,875   1,380,130        0.0%
    Long Chen Paper Co., Ltd.                                  4,283,320   1,789,256        0.0%
    Longwell Co.                                                 912,000     900,380        0.0%
    Lotes Co., Ltd.                                              517,920   1,363,864        0.0%
    Lucky Cement Corp.                                         1,549,000     486,772        0.0%
    Lumax International Corp., Ltd.                              565,140     824,123        0.0%
    Lung Yen Life Service Corp.                                  501,000     845,491        0.0%
    LuxNet Corp.                                                 412,484     721,697        0.0%
    Macauto Industrial Co., Ltd.                                  87,000     468,635        0.0%
    Macroblock, Inc.                                             210,000     382,294        0.0%
*   Macronix International                                    28,420,994   3,160,870        0.0%
*   MacroWell OMG Digital Entertainment Co., Ltd.                 89,000     150,528        0.0%
    Mag Layers Scientific-Technics Co., Ltd.                     298,233     369,598        0.0%
    Makalot Industrial Co., Ltd.                               1,021,680   5,443,418        0.1%
    Marketech International Corp.                                922,000     711,704        0.0%
    Masterlink Securities Corp.                                8,051,776   2,200,073        0.0%
    Materials Analysis Technology, Inc.                           50,000     114,148        0.0%
    Mayer Steel Pipe Corp.                                       876,905     335,418        0.0%
    Maywufa Co., Ltd.                                            178,462      77,036        0.0%
    MediaTek, Inc.                                             3,292,823  23,352,718        0.2%
    Mega Financial Holding Co., Ltd.                          27,508,220  19,494,882        0.1%
    Meiloon Industrial Co.                                       530,721     220,890        0.0%
    Mercuries & Associates Holding, Ltd.                       2,474,125   1,431,509        0.0%
    Mercuries Life Insurance Co., Ltd.                         4,418,478   2,124,876        0.0%
    Merida Industry Co., Ltd.                                    784,588   3,214,219        0.0%
    Merry Electronics Co., Ltd.                                1,203,594   2,233,710        0.0%
    Micro-Star International Co., Ltd.                         5,397,465   8,590,680        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
*   Microbio Co., Ltd.                                         1,981,358 $ 1,499,598        0.0%
*   Microelectronics Technology, Inc.                            659,448     196,907        0.0%
    Microlife Corp.                                              245,100     633,990        0.0%
    Mildef Crete, Inc.                                            38,000      44,737        0.0%
    MIN AIK Technology Co., Ltd.                               1,035,562   1,604,519        0.0%
    Mirle Automation Corp.                                     1,055,169   1,116,289        0.0%
    Mitac Holdings Corp.                                       3,871,568   2,748,677        0.0%
    Mobiletron Electronics Co., Ltd.                             365,000     524,960        0.0%
    momo.com, Inc.                                                12,000      77,952        0.0%
*   Mosel Vitelic, Inc.                                        2,329,758     212,314        0.0%
*   Motech Industries, Inc.                                    3,092,652   2,909,371        0.0%
    MPI Corp.                                                    481,000   1,038,261        0.0%
    Nak Sealing Technologies Corp.                               344,549     800,627        0.0%
    Namchow Chemical Industrial Co., Ltd.                      1,140,000   2,112,123        0.0%
*   Nan Kang Rubber Tire Co., Ltd.                             2,168,197   1,829,782        0.0%
    Nan Liu Enterprise Co., Ltd.                                 104,000     475,980        0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                   1,231,000     299,879        0.0%
    Nan Ya Plastics Corp.                                      9,522,584  18,610,595        0.1%
    Nan Ya Printed Circuit Board Corp.                         1,968,211   1,847,820        0.0%
    Nantex Industry Co., Ltd.                                  1,515,203   1,280,228        0.0%
    Nanya Technology Corp.                                     1,452,751   1,689,920        0.0%
    National Petroleum Co., Ltd.                                 651,000     741,295        0.0%
    Neo Solar Power Corp.                                      7,336,947   3,915,993        0.0%
    Netronix, Inc.                                               292,000     510,516        0.0%
    New Asia Construction & Development Corp.                    873,423     171,205        0.0%
    New Era Electronics Co., Ltd.                                512,000     373,594        0.0%
*   Newmax Technology Co., Ltd.                                  649,916     282,437        0.0%
    Nexcom International Co., Ltd.                               496,267     401,899        0.0%
    Nichidenbo Corp.                                             752,498     550,027        0.0%
    Nien Hsing Textile Co., Ltd.                               1,842,093   1,352,154        0.0%
    Nishoku Technology, Inc.                                     121,000     184,200        0.0%
    Novatek Microelectronics Corp.                             2,763,000   9,627,629        0.1%
    Nuvoton Technology Corp.                                     392,000     363,043        0.0%
*   O-TA Precision Industry Co., Ltd.                            103,000      50,488        0.0%
*   Ocean Plastics Co., Ltd.                                   1,000,000     801,442        0.0%
    Oneness Biotech Co., Ltd.                                     96,706      91,638        0.0%
*   Optimax Technology Corp.                                     204,366      31,268        0.0%
    OptoTech Corp.                                             3,882,713   1,310,259        0.0%
    Orient Europharma Co., Ltd.                                   31,000      47,379        0.0%
*   Orient Semiconductor Electronics, Ltd.                     3,834,000   1,465,235        0.0%
    Oriental Union Chemical Corp.                              3,596,819   2,301,262        0.0%
*   P-Two Industries, Inc.                                        82,000      38,662        0.0%
    Pacific Construction Co.                                   1,133,276     477,245        0.0%
    Pacific Hospital Supply Co., Ltd.                            374,000   1,100,983        0.0%
    Paiho Shih Holdings Corp.                                    322,000     392,902        0.0%
    Pan Jit International, Inc.                                2,391,860   1,241,605        0.0%
    Pan-International Industrial Corp.                         3,080,854   1,122,338        0.0%
    Parade Technologies, Ltd.                                    322,805   2,984,867        0.0%
    Paragon Technologies Co., Ltd.                               530,626     364,860        0.0%
    PChome Online, Inc.                                          452,609   4,783,842        0.1%
    Pegatron Corp.                                            10,746,293  22,638,819        0.2%
    Phihong Technology Co., Ltd.                               1,912,048     608,360        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Phison Electronics Corp.                                     657,000 $ 5,467,063        0.1%
    Phoenix Tours International, Inc.                            266,700     332,679        0.0%
*   Phytohealth Corp.                                             88,878      99,552        0.0%
    Pixart Imaging, Inc.                                         534,000   1,157,863        0.0%
    Plotech Co., Ltd.                                             19,000       5,119        0.0%
    Polytronics Technology Corp.                                 347,408     639,795        0.0%
    Portwell, Inc.                                               653,000     954,290        0.0%
    Posiflex Technology, Inc.                                    279,413   1,399,987        0.0%
    Pou Chen Corp.                                            10,231,005  12,861,219        0.1%
    Power Mate Technology Co., Ltd.                              196,000     397,281        0.0%
    Power Quotient International Co., Ltd.                     1,211,400     367,577        0.0%
    Powertech Industrial Co., Ltd.                               410,000     160,125        0.0%
    Powertech Technology, Inc.                                 4,523,580   9,129,499        0.1%
    Poya International Co., Ltd.                                 304,976   3,224,770        0.0%
    President Chain Store Corp.                                1,825,728  12,908,589        0.1%
    President Securities Corp.                                 5,296,213   1,997,909        0.0%
    Primax Electronics, Ltd.                                     947,000   1,110,206        0.0%
*   Prime Electronics & Satellitics, Inc.                        834,511     294,377        0.0%
    Prince Housing & Development Corp.                         7,664,140   2,801,103        0.0%
*   Princeton Technology Corp.                                 1,205,000     262,728        0.0%
*   Prodisc Technology, Inc.                                     603,000          --        0.0%
    Promate Electronic Co., Ltd.                                 932,000     982,469        0.0%
    Promise Technology, Inc.                                   1,257,538     586,408        0.0%
*   Protop Technology Co., Ltd.                                  148,000          --        0.0%
    Qisda Corp.                                               13,221,525   4,184,635        0.0%
    Qualipoly Chemical Corp.                                     674,232     704,054        0.0%
    Quanta Computer, Inc.                                      6,426,436  10,329,637        0.1%
    Quanta Storage, Inc.                                       1,413,000     943,031        0.0%
*   Quintain Steel Co., Ltd.                                   1,785,050     386,797        0.0%
    Radiant Opto-Electronics Corp.                             2,215,692   3,179,932        0.0%
    Radium Life Tech Co., Ltd.                                 5,116,861   1,590,484        0.0%
    Ralec Electronic Corp.                                       315,914     480,941        0.0%
    Realtek Semiconductor Corp.                                1,505,861   4,205,266        0.0%
    Rechi Precision Co., Ltd.                                  1,800,292   1,341,950        0.0%
*   Rexon Industrial Corp., Ltd.                                  51,559      16,761        0.0%
    Rich Development Co., Ltd.                                 4,471,769   1,253,191        0.0%
*   Ritek Corp.                                               20,708,268   1,806,670        0.0%
    Rotam Global Agrosciences, Ltd.                              605,217     702,195        0.0%
    Ruentex Development Co., Ltd.                              3,236,539   3,639,892        0.0%
    Ruentex Engineering & Construction Co.                       279,000     358,373        0.0%
    Ruentex Industries, Ltd.                                   1,840,824   2,563,396        0.0%
    Run Long Construction Co., Ltd.                              687,352     721,296        0.0%
    Sampo Corp.                                                3,811,119   1,592,549        0.0%
    San Fang Chemical Industry Co., Ltd.                       1,007,893   1,195,824        0.0%
*   San Far Property, Ltd.                                       299,750     136,909        0.0%
    San Shing Fastech Corp.                                      463,622     855,718        0.0%
*   Sanyang Motor Co., Ltd.                                    3,305,802   2,120,196        0.0%
    Scan-D Corp.                                                  10,000      15,316        0.0%
    SCI Pharmtech, Inc.                                          368,312     970,713        0.0%
    Scientech Corp.                                              289,000     653,558        0.0%
    ScinoPharm Taiwan, Ltd.                                      509,168     667,654        0.0%
    SDI Corp.                                                    989,000     973,098        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Sea Sonic Electronics Co., Ltd.                              202,000 $   195,311        0.0%
    Senao International Co., Ltd.                                443,547     591,674        0.0%
    Senao Networks, Inc.                                         113,000     598,117        0.0%
    Sercomm Corp.                                              1,609,000   3,814,713        0.0%
    Sesoda Corp.                                               1,270,274   1,119,674        0.0%
    Shan-Loong Transportation Co., Ltd.                          150,247     114,752        0.0%
    Sheng Yu Steel Co., Ltd.                                     699,000     424,668        0.0%
    ShenMao Technology, Inc.                                     588,450     394,573        0.0%
    Shih Her Technologies, Inc.                                  323,000     330,085        0.0%
    Shih Wei Navigation Co., Ltd.                              1,445,723     505,790        0.0%
    Shihlin Electric & Engineering Corp.                       1,546,787   1,899,077        0.0%
*   Shihlin Paper Corp.                                          369,000     354,364        0.0%
    Shin Hai Gas Corp.                                             7,964       9,978        0.0%
    Shin Kong Financial Holding Co., Ltd.                     42,188,396   8,514,649        0.1%
    Shin Shin Natural Gas Co.                                      9,480       9,163        0.0%
    Shin Zu Shing Co., Ltd.                                    1,075,245   3,060,097        0.0%
    Shinih Enterprise Co., Ltd.                                  119,000      84,799        0.0%
*   Shining Building Business Co., Ltd.                        2,536,456     906,853        0.0%
    Shinkong Insurance Co., Ltd.                               1,599,784   1,178,661        0.0%
    Shinkong Synthetic Fibers Corp.                           10,355,844   2,740,619        0.0%
    Shinkong Textile Co., Ltd.                                   867,169     998,953        0.0%
    Shiny Chemical Industrial Co., Ltd.                          324,717     438,717        0.0%
*   Shuttle, Inc.                                              2,429,000     688,387        0.0%
    Sigurd Microelectronics Corp.                              2,816,877   2,062,795        0.0%
    Silergy Corp.                                                 43,000     571,060        0.0%
*   Silicon Integrated Systems Corp.                           3,470,233     723,834        0.0%
    Siliconware Precision Industries Co., Ltd.                 3,412,101   5,052,045        0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR     147,242   1,065,296        0.0%
    Silitech Technology Corp.                                    849,117     419,814        0.0%
    Simplo Technology Co., Ltd.                                1,529,800   5,147,537        0.1%
    Sinbon Electronics Co., Ltd.                               1,320,447   2,742,879        0.0%
    Sincere Navigation Corp.                                   2,360,370   1,486,546        0.0%
    Sinher Technology, Inc.                                      153,000     205,249        0.0%
    Sinmag Equipment Corp.                                       257,130     850,421        0.0%
*   Sino-American Electronic Co., Ltd.                           107,500     278,890        0.0%
    Sino-American Silicon Products, Inc.                       4,398,000   4,668,121        0.1%
    Sinon Corp.                                                2,496,740   1,075,538        0.0%
    SinoPac Financial Holdings Co., Ltd.                      34,252,357  10,120,834        0.1%
    Sinphar Pharmaceutical Co., Ltd.                             755,526     649,192        0.0%
    Sinyi Realty, Inc.                                         1,328,933   1,107,026        0.0%
    Sirtec International Co., Ltd.                               913,000   1,098,298        0.0%
    Sitronix Technology Corp.                                    985,774   2,874,374        0.0%
    Siward Crystal Technology Co., Ltd.                        1,204,705     706,707        0.0%
    Soft-World International Corp.                               683,000   1,244,684        0.0%
    Solar Applied Materials Technology Co.                     2,458,084   1,284,901        0.0%
    Solartech Energy Corp.                                     2,649,062   1,377,155        0.0%
    Sonix Technology Co., Ltd.                                   825,000     819,576        0.0%
    Southeast Cement Co., Ltd.                                 1,181,000     570,953        0.0%
    Spirox Corp.                                                 516,145     291,458        0.0%
    Sporton International, Inc.                                  398,319   2,179,283        0.0%
    St Shine Optical Co., Ltd.                                   309,000   5,769,774        0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                 612,040     630,022        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
    Standard Foods Corp.                                       1,281,041 $ 3,100,913        0.0%
    Stark Technology, Inc.                                       772,400     628,744        0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.            1,077,001     766,026        0.0%
    Sunplus Technology Co., Ltd.                               2,566,153     990,775        0.0%
    Sunrex Technology Corp.                                    1,775,493     836,277        0.0%
    Sunspring Metal Corp.                                        751,000     942,131        0.0%
    Supreme Electronics Co., Ltd.                              2,124,502     959,992        0.0%
    Swancor Ind Co., Ltd.                                        369,061   1,459,527        0.0%
    Sweeten Construction Co., Ltd.                               859,827     430,104        0.0%
    Syncmold Enterprise Corp.                                    794,000   1,298,477        0.0%
    Synmosa Biopharma Corp.                                       77,226      86,453        0.0%
    Synnex Technology International Corp.                      5,758,745   5,703,638        0.1%
    Sysage Technology Co., Ltd.                                  484,985     408,088        0.0%
    Systex Corp.                                                 260,293     436,905        0.0%
    T-Mac Techvest PCB Co., Ltd.                                 568,000     184,441        0.0%
    TA Chen Stainless Pipe                                     4,832,598   2,364,121        0.0%
    Ta Chong Securities Co., Ltd.                              1,484,000     384,351        0.0%
*   Ta Ya Electric Wire & Cable                                3,031,520     418,609        0.0%
    Ta Yih Industrial Co., Ltd.                                   87,000     205,259        0.0%
    TA-I Technology Co., Ltd.                                  1,190,296     607,203        0.0%
    Tah Hsin Industrial Corp.                                    456,300     334,227        0.0%
    TAI Roun Products Co., Ltd.                                  263,000      85,587        0.0%
    Tai Tung Communication Co., Ltd.                             389,353     196,620        0.0%
    Taichung Commercial Bank Co., Ltd.                        15,139,660   4,285,406        0.1%
    TaiDoc Technology Corp.                                      291,000   1,143,083        0.0%
    Taiflex Scientific Co., Ltd.                               1,252,000   1,351,910        0.0%
    Taimide Tech, Inc.                                           456,000     353,212        0.0%
    Tainan Enterprises Co., Ltd.                                 818,289   1,054,539        0.0%
    Tainan Spinning Co., Ltd.                                  7,345,791   2,967,204        0.0%
    Tainergy Tech Co., Ltd.                                    1,646,000     834,961        0.0%
    Taishin Financial Holding Co., Ltd.                       37,985,248  14,329,999        0.1%
*   Taisun Enterprise Co., Ltd.                                1,926,578     721,512        0.0%
*   Taita Chemical Co., Ltd.                                   1,184,609     279,429        0.0%
    Taiwan Acceptance Corp.                                      809,000   1,837,369        0.0%
*   Taiwan Business Bank                                      19,866,012   5,116,934        0.1%
    Taiwan Cement Corp.                                       15,970,350  16,244,989        0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.               499,000     638,526        0.0%
    Taiwan Cogeneration Corp.                                  2,235,657   1,675,835        0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            28,878,025  12,734,948        0.1%
    Taiwan FamilyMart Co., Ltd.                                  165,000   1,071,593        0.0%
    Taiwan Fertilizer Co., Ltd.                                3,916,000   5,315,143        0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                   1,176,880     748,892        0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                            119,000          --        0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                         946,000   1,241,656        0.0%
*   Taiwan Glass Industry Corp.                                4,845,895   2,059,251        0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                      2,057,545   3,240,492        0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.             1,197,000     718,039        0.0%
*   Taiwan Kolin Co., Ltd.                                       508,000          --        0.0%
    Taiwan Land Development Corp.                              7,201,942   2,394,572        0.0%
    Taiwan Line Tek Electronic                                   525,066     282,785        0.0%
    Taiwan Mask Corp.                                          1,011,050     279,654        0.0%
    Taiwan Mobile Co., Ltd.                                    3,872,900  12,766,442        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
TAIWAN -- (Continued)
    Taiwan Navigation Co., Ltd.                                1,195,720 $    494,192        0.0%
    Taiwan Paiho, Ltd.                                         2,045,152    6,141,003        0.1%
    Taiwan PCB Techvest Co., Ltd.                              2,085,816    2,014,773        0.0%
*   Taiwan Prosperity Chemical Corp.                           1,189,000      513,391        0.0%
*   Taiwan Pulp & Paper Corp.                                  2,314,260      774,107        0.0%
    Taiwan Sakura Corp.                                        1,458,304    1,033,440        0.0%
    Taiwan Sanyo Electric Co., Ltd.                              424,650      308,843        0.0%
    Taiwan Secom Co., Ltd.                                     1,078,405    3,035,373        0.0%
    Taiwan Semiconductor Co., Ltd.                             1,935,000    2,323,675        0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.              41,147,652  189,047,454        1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                      4,912,051  115,875,283        0.7%
    Taiwan Shin Kong Security Co., Ltd.                        1,185,561    1,470,853        0.0%
*   Taiwan Styrene Monomer                                     3,913,404    1,959,472        0.0%
    Taiwan Surface Mounting Technology Corp.                   2,085,674    1,731,781        0.0%
    Taiwan TEA Corp.                                           5,589,896    2,568,475        0.0%
    Taiwan Union Technology Corp.                              1,977,000    1,752,479        0.0%
    Taiyen Biotech Co., Ltd.                                   1,102,910      931,628        0.0%
*   Tatung Co., Ltd.                                          16,401,588    2,557,740        0.0%
    Te Chang Construction Co., Ltd.                              486,003      350,751        0.0%
    Teco Electric and Machinery Co., Ltd.                      9,493,000    7,484,507        0.1%
    Ten Ren Tea Co., Ltd.                                        180,170      212,089        0.0%
    Test Research, Inc.                                        1,298,370    1,830,821        0.0%
    Test Rite International Co., Ltd.                          2,082,166    1,260,598        0.0%
    Tex-Ray Industrial Co., Ltd.                                 841,000      341,835        0.0%
    Thinking Electronic Industrial Co., Ltd.                     575,058      860,199        0.0%
    Thye Ming Industrial Co., Ltd.                               939,992      861,140        0.0%
    Ton Yi Industrial Corp.                                    3,807,300    1,824,938        0.0%
    Tong Hsing Electronic Industries, Ltd.                     1,027,534    2,942,104        0.0%
    Tong Yang Industry Co., Ltd.                               3,172,341    4,823,081        0.1%
    Tong-Tai Machine & Tool Co., Ltd.                          1,621,804    1,209,580        0.0%
    Topco Scientific Co., Ltd.                                   923,693    1,670,108        0.0%
    Topco Technologies Corp.                                     196,000      377,471        0.0%
    Topoint Technology Co., Ltd.                               1,332,771      888,959        0.0%
    Toung Loong Textile Manufacturing                            619,000    1,644,740        0.0%
    TPK Holding Co., Ltd.                                      2,041,000    4,266,121        0.0%
    Trade-Van Information Services Co.                           334,000      272,100        0.0%
    Transasia Airways Corp.                                    1,724,155      392,246        0.0%
    Transcend Information, Inc.                                  664,870    1,865,694        0.0%
    Tripod Technology Corp.                                    2,584,660    4,726,532        0.1%
    TrueLight Corp.                                              781,000    1,890,350        0.0%
    Tsann Kuen Enterprise Co., Ltd.                              616,441      439,910        0.0%
    TSC Auto ID Technology Co., Ltd.                             141,700    1,263,567        0.0%
    TSRC Corp.                                                 3,083,154    2,708,737        0.0%
    Ttet Union Corp.                                             230,000      562,889        0.0%
    TTFB Co., Ltd.                                                55,000      383,109        0.0%
    TTY Biopharm Co., Ltd.                                       645,991    2,104,388        0.0%
    Tung Ho Steel Enterprise Corp.                             5,927,645    3,799,033        0.0%
    Tung Ho Textile Co., Ltd.                                    450,000       83,970        0.0%
    Tung Thih Electronic Co., Ltd.                               429,848    7,640,091        0.1%
    TURVO International Co., Ltd.                                421,464    1,039,845        0.0%
    TXC Corp.                                                  2,118,762    2,691,823        0.0%
    TYC Brother Industrial Co., Ltd.                           1,514,333    1,186,756        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
TAIWAN -- (Continued)
*   Tycoons Group Enterprise                                   2,870,121 $   343,694        0.0%
    Tyntek Corp.                                               2,001,413     787,158        0.0%
    U-Ming Marine Transport Corp.                              2,226,200   1,796,936        0.0%
    Ubright Optronics Corp.                                      193,000     132,256        0.0%
    Uni-President Enterprises Corp.                           16,202,734  29,167,978        0.2%
    Unimicron Technology Corp.                                10,410,563   4,967,114        0.1%
    Union Bank Of Taiwan                                       5,284,621   1,477,994        0.0%
    Union Insurance Co., Ltd.                                    589,895     234,670        0.0%
    Unitech Computer Co., Ltd.                                   778,365     402,520        0.0%
    Unitech Printed Circuit Board Corp.                        4,066,921   1,407,682        0.0%
    United Integrated Services Co., Ltd.                       1,425,800   2,005,324        0.0%
    United Microelectronics Corp.                             78,633,441  29,170,161        0.2%
    United Orthopedic Corp.                                      248,159     566,936        0.0%
    Unity Opto Technology Co., Ltd.                            2,047,276     919,287        0.0%
    Universal Cement Corp.                                     2,692,668   1,722,215        0.0%
    Universal Microwave Technology, Inc.                          65,000     134,076        0.0%
    Unizyx Holding Corp.                                       2,838,496   1,439,505        0.0%
    UPC Technology Corp.                                       5,047,471   1,362,250        0.0%
    USI Corp.                                                  5,357,557   2,119,613        0.0%
    Usun Technology Co., Ltd.                                    115,000     199,522        0.0%
    Vanguard International Semiconductor Corp.                 4,517,000   6,882,741        0.1%
    Ve Wong Corp.                                                692,524     461,421        0.0%
    Victory New Materials, Ltd. Co.                               45,000     106,652        0.0%
    Viking Tech Corp.                                            467,464     372,515        0.0%
    Visual Photonics Epitaxy Co., Ltd.                         1,220,966   1,878,313        0.0%
    Vivotek, Inc.                                                564,961   1,325,211        0.0%
    Voltronic Power Technology Corp.                              66,000   1,039,012        0.0%
*   Wafer Works Corp.                                          3,452,889   1,036,979        0.0%
    Wah Hong Industrial Corp.                                    364,280     207,778        0.0%
    Wah Lee Industrial Corp.                                   1,091,000   1,478,832        0.0%
*   Walsin Lihwa Corp.                                        25,463,307   6,654,649        0.1%
    Walsin Technology Corp.                                    3,303,204   2,705,000        0.0%
    Walton Advanced Engineering, Inc.                          2,037,662     523,178        0.0%
    Wan Hai Lines, Ltd.                                        4,293,026   2,356,040        0.0%
    WAN HWA Enterprise Co.                                       492,170     220,232        0.0%
    Waterland Financial Holdings Co., Ltd.                     6,808,208   1,681,925        0.0%
*   Wei Chuan Foods Corp.                                      2,162,000   1,335,157        0.0%
*   Wei Mon Industry Co., Ltd.                                 2,514,674      52,628        0.0%
    Weikeng Industrial Co., Ltd.                               1,081,450     663,157        0.0%
    Well Shin Technology Co., Ltd.                               582,443     925,265        0.0%
*   Wha Yu Industrial Co., Ltd.                                   59,000      27,780        0.0%
    Win Semiconductors Corp.                                   3,924,741   7,369,851        0.1%
*   Winbond Electronics Corp.                                 22,179,000   5,744,470        0.1%
    Winstek Semiconductor Co., Ltd.                               40,000      24,113        0.0%
    Wintek Corp.                                               6,349,135      67,541        0.0%
    Wisdom Marine Lines Co., Ltd.                              2,076,415   2,405,450        0.0%
    Wistron Corp.                                             13,396,569   7,908,538        0.1%
    Wistron NeWeb Corp.                                        1,685,918   4,373,072        0.1%
    Wowprime Corp.                                                45,000     168,373        0.0%
    WPG Holdings, Ltd.                                         6,384,041   6,811,882        0.1%
    WT Microelectronics Co., Ltd.                              2,839,113   3,414,460        0.0%
    WUS Printed Circuit Co., Ltd.                              2,798,000   2,231,746        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                SHARES      VALUE++      ASSETS**
                                                              ---------- -------------- ----------
TAIWAN -- (Continued)
    X-Legend Entertainment Co., Ltd.                             133,011 $      233,377        0.0%
    XAC Automation Corp.                                         495,000        925,290        0.0%
    Xxentria Technology Materials Corp.                          617,736      1,667,132        0.0%
    Yageo Corp.                                                3,113,270      5,065,551        0.1%
*   Yang Ming Marine Transport Corp.                          12,445,157      3,282,503        0.0%
    YC Co., Ltd.                                               2,476,703      1,054,528        0.0%
    YC INOX Co., Ltd.                                          2,276,691      1,705,568        0.0%
    YCC Parts Manufacturing Co., Ltd.                             51,000         87,508        0.0%
    Yea Shin International Development Co., Ltd.               1,157,704        528,925        0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                 452,774      2,932,562        0.0%
    YFY, Inc.                                                  8,743,997      2,719,977        0.0%
    Yi Jinn Industrial Co., Ltd.                               2,117,440        774,855        0.0%
    Yieh Phui Enterprise Co., Ltd.                             7,157,373      1,813,703        0.0%
    Yonyu Plastics Co., Ltd                                      512,050        521,255        0.0%
*   Young Fast Optoelectronics Co., Ltd.                         880,137        271,538        0.0%
    Young Optics, Inc.                                           428,214        405,450        0.0%
    Youngtek Electronics Corp.                                   801,569      1,122,215        0.0%
    Yuanta Financial Holding Co., Ltd.                        41,441,301     13,639,644        0.1%
    Yufo Electronics Co., Ltd.                                    86,400         51,178        0.0%
    Yulon Motor Co., Ltd.                                      4,922,715      4,316,178        0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             356,350        793,639        0.0%
    Yungshin Construction & Development Co., Ltd.                409,200        355,163        0.0%
    YungShin Global Holding Corp.                                806,400      1,200,303        0.0%
    Yungtay Engineering Co., Ltd.                              2,454,000      3,554,416        0.0%
    Zeng Hsing Industrial Co., Ltd.                              369,974      1,663,841        0.0%
    Zenitron Corp.                                             1,324,000        749,964        0.0%
    Zhen Ding Technology Holding, Ltd.                         2,545,150      5,334,209        0.1%
    Zig Sheng Industrial Co., Ltd.                             3,644,638        964,864        0.0%
    Zinwell Corp.                                              1,180,979      1,720,816        0.0%
    Zippy Technology Corp.                                       676,028        858,864        0.0%
    ZongTai Real Estate Development Co., Ltd.                  1,155,250        580,780        0.0%
                                                                         --------------       ----
TOTAL TAIWAN                                                              2,231,117,258       13.6%
                                                                         --------------       ----
THAILAND -- (3.1%)
    AAPICO Hitech PCL                                            751,080        242,978        0.0%
    Advanced Info Service PCL                                  3,094,009     13,818,076        0.1%
    Advanced Information Technology PCL                          160,800        139,256        0.0%
    AEON Thana Sinsap Thailand PCL                                11,200         30,461        0.0%
    Airports of Thailand PCL                                   1,563,100     17,541,804        0.1%
*   AJ Plast PCL                                               1,550,300        306,243        0.0%
*   Amarin Printing & Publishing PCL                              46,970         10,421        0.0%
    Amata Corp. PCL                                            5,608,400      1,910,677        0.0%
    Ananda Development PCL                                    12,308,700      1,282,670        0.0%
    AP Thailand PCL                                           18,993,936      3,262,629        0.0%
    Asia Aviation PCL                                         16,106,200      2,674,376        0.0%
    Asia Green Energy PCL                                      1,899,527         69,064        0.0%
    Asia Plus Group Holdings PCL(B081Z10)                        799,600         76,915        0.0%
    Asia Plus Group Holdings PCL(BZ22310)                      8,815,600        847,994        0.0%
    Asia Sermkij Leasing PCL                                     650,200        342,504        0.0%
    Asian Insulators PCL                                       9,576,560         78,137        0.0%
    Asian Phytoceuticals PCL                                     158,900          6,915        0.0%
    Bangchak Petroleum PCL (The)                               6,328,100      5,616,121        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
THAILAND -- (Continued)
    Bangkok Aviation Fuel Services PCL                         1,695,642 $ 1,735,448        0.0%
    Bangkok Bank PCL(6077019)                                  1,185,500   5,633,925        0.1%
    Bangkok Bank PCL(6368360)                                    777,900   3,652,322        0.0%
    Bangkok Chain Hospital PCL                                10,410,950   3,069,934        0.0%
    Bangkok Dusit Medical Services PCL                        16,773,700  11,428,974        0.1%
    Bangkok Expressway & Metro PCL                            25,165,955   4,286,786        0.0%
    Bangkok Insurance PCL                                         16,040     163,017        0.0%
    Bangkok Land PCL(6712912)                                 98,375,800   4,280,882        0.0%
    Bangkok Land PCL(6712893)                                  2,802,700     121,961        0.0%
    Bangkok Life Assurance PCL                                 2,946,540   3,226,601        0.0%
    Banpu PCL                                                  7,888,540   2,890,733        0.0%
    Beauty Community PCL                                      15,222,100   2,418,627        0.0%
    BEC World PCL                                              4,782,800   3,560,057        0.0%
    Berli Jucker PCL                                           3,137,100   3,367,914        0.0%
    Big C Supercenter PCL(6763932)                               302,400   2,164,329        0.0%
    Big C Supercenter PCL(6368434)                             1,044,500   7,475,666        0.1%
    Bumrungrad Hospital PCL                                    1,303,600   7,576,032        0.1%
    Cal-Comp Electronics Thailand PCL                         15,743,228   1,361,138        0.0%
    Carabao Group PCL                                             71,400      81,764        0.0%
    Central Pattana PCL                                        5,485,900   8,284,604        0.1%
    Central Plaza Hotel PCL                                    4,894,300   5,394,519        0.1%
    CH Karnchang PCL                                           2,588,967   1,871,498        0.0%
    Charoen Pokphand Foods PCL                                14,555,600   9,917,643        0.1%
    Charoong Thai Wire & Cable PCL                             1,034,400     251,715        0.0%
*   Christiani & Nielsen Thai                                  2,094,400     241,039        0.0%
    Chularat Hospital PCL                                     27,970,000   2,290,129        0.0%
    CK Power PCL                                              18,210,610   1,126,107        0.0%
    COL PCL                                                       23,200      22,582        0.0%
*   Country Group Development PCL                              6,327,500     202,886        0.0%
    Country Group Holdings PCL                                 6,173,611     284,555        0.0%
    CP ALL PCL                                                 9,774,500  12,802,272        0.1%
    CS Loxinfo PCL                                             1,599,300     265,558        0.0%
    Delta Electronics Thailand PCL                             2,115,700   4,361,019        0.0%
    Demco PCL                                                  1,242,600     234,788        0.0%
    Dhipaya Insurance PCL                                        629,100     670,884        0.0%
    Diamond Building Products PCL                              3,315,400     419,527        0.0%
    DSG International Thailand PCL                             2,609,160     297,293        0.0%
    Dynasty Ceramic PCL                                       16,723,760   2,058,751        0.0%
    E for L Aim PCL                                           12,761,600     244,783        0.0%
    Eastern Water Resources Development and Management PCL     3,438,100   1,240,196        0.0%
    Electricity Generating PCL(6304643)                          836,000   4,248,211        0.0%
    Electricity Generating PCL(6368553)                          161,000     818,136        0.0%
    Energy Absolute PCL                                        3,324,700   2,027,372        0.0%
    Erawan Group PCL (The)                                    11,603,500   1,455,005        0.0%
*   Esso Thailand PCL                                         10,610,700   1,594,795        0.0%
*   G J Steel PCL                                             10,150,705      72,650        0.0%
*   G Steel PCL                                                4,546,840      44,258        0.0%
    GFPT PCL                                                   4,782,622   1,738,886        0.0%
    Glow Energy PCL                                            2,093,500   5,304,173        0.1%
*   GMM Grammy PCL                                               258,000      63,152        0.0%
    Golden Land Property Development PCL(6368586)                816,400     153,090        0.0%
    Golden Land Property Development PCL(BYNQKS0)              4,138,500     776,043        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
THAILAND -- (Continued)
    Grand Canal Land PCL                                       4,831,500 $   376,229        0.0%
*   Grande Asset Hotels & Property PCL                        10,825,815     294,432        0.0%
    Hana Microelectronics PCL                                  2,264,557   2,155,640        0.0%
    Home Product Center PCL                                   32,037,115   7,383,303        0.1%
    ICC International PCL                                         51,000      53,292        0.0%
    Ichitan Group PCL                                            957,400     334,391        0.0%
    Indorama Ventures PCL                                     11,756,600   9,592,416        0.1%
    Inter Far East Energy Corp.                                  280,000      56,914        0.0%
    Intouch Holdings PCL                                       2,158,600   3,259,838        0.0%
    IRPC PCL                                                  42,033,190   6,137,111        0.1%
*   Italian-Thai Development PCL                              11,062,619   2,248,629        0.0%
*   ITV PCL                                                      183,700          --        0.0%
    JAS Asset PCL                                                194,506      15,592        0.0%
    Jasmine International PCL                                 24,507,700   3,059,077        0.0%
    Jay Mart PCL                                               2,118,175     533,637        0.0%
    Jubilee Enterprise PCL                                       102,600      50,815        0.0%
    Kang Yong Electric PCL                                         3,700      32,943        0.0%
    Karmarts PCL                                                 198,900      38,721        0.0%
    Kasikornbank PCL(6888794)                                  1,466,600   7,011,801        0.1%
    Kasikornbank PCL(6364766)                                  3,095,500  14,710,936        0.1%
    KCE Electronics PCL                                        1,869,482   4,201,384        0.0%
    KGI Securities Thailand PCL                                8,870,000     817,675        0.0%
    Khon Kaen Sugar Industry PCL                              10,792,848   1,254,479        0.0%
    Kiatnakin Bank PCL                                         3,977,507   4,725,638        0.0%
    Krung Thai Bank PCL                                       15,969,575   8,000,789        0.1%
    Krungthai Card PCL                                           989,500   2,613,266        0.0%
    L.P.N Development PCL                                        301,300     120,762        0.0%
    Laguna Resorts & Hotels PCL                                   10,800       7,606        0.0%
    Lam Soon Thailand PCL                                        354,600      41,013        0.0%
    Land & Houses PCL(6581930)                                 3,326,700     819,056        0.0%
    Land & Houses PCL(6581941)                                11,142,380   2,695,480        0.0%
    Lanna Resources PCL                                        1,433,750     367,365        0.0%
    LH Financial Group PCL                                    26,764,427   1,340,903        0.0%
    Loxley PCL                                                 8,966,035     626,313        0.0%
    LPN Development PCL                                        8,141,500   3,263,126        0.0%
    Major Cineplex Group PCL                                   4,015,000   3,620,741        0.0%
    Maybank Kim Eng Securities Thailand PCL                      272,400     174,685        0.0%
    MBK PCL                                                    3,823,200   1,587,071        0.0%
    MCOT PCL                                                   1,618,300     416,968        0.0%
    Mega Lifesciences PCL                                        718,200     347,483        0.0%
*   Millcon Steel PCL                                            361,600      14,182        0.0%
    Minor International PCL                                    5,905,057   6,297,263        0.1%
    MK Real Estate Development PCL                             2,044,900     258,759        0.0%
    MK Restaurants Group PCL                                     330,200     489,203        0.0%
    Modernform Group PCL                                         724,300     167,960        0.0%
*   Mono Technology PCL                                        1,056,800      80,478        0.0%
    Muang Thai Insurance PCL                                      19,800      80,492        0.0%
    Muramoto Electron Thailand PCL                                 7,400      49,468        0.0%
    Namyong Terminal PCL                                         214,200      84,012        0.0%
    Nation Multimedia Group PCL                               11,246,400     457,197        0.0%
    Noble Development PCL                                         97,500      36,008        0.0%
*   Nok Airlines PCL                                             303,000      62,023        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
THAILAND -- (Continued)
    Padaeng Industry PCL                                         192,800 $    68,443        0.0%
    Polyplex Thailand PCL                                      2,406,300     499,447        0.0%
*   Precious Shipping PCL                                      6,121,500   1,191,703        0.0%
    Premier Marketing PCL                                      1,034,000     288,620        0.0%
    President Bakery PCL                                           1,800       2,783        0.0%
    Property Perfect PCL                                      30,502,100     759,715        0.0%
    Pruksa Real Estate PCL                                     7,682,800   5,663,673        0.1%
    PTG Energy PCL                                             7,201,800   3,072,053        0.0%
    PTT Exploration & Production PCL                           9,182,869  19,782,734        0.1%
    PTT Global Chemical PCL                                    4,773,611   8,541,388        0.1%
    PTT PCL                                                    5,046,680  43,921,864        0.3%
    Quality Houses PCL                                        37,478,304   2,381,959        0.0%
    Raimon Land PCL                                           16,410,000     563,756        0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)     1,684,501   2,435,365        0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       731,100   1,056,987        0.0%
    Ratchthani Leasing PCL                                    10,521,000     999,992        0.0%
    Regional Container Lines PCL                               3,962,900     720,424        0.0%
    Robinson Department Store PCL                              1,567,200   2,310,644        0.0%
    Rojana Industrial Park PCL                                 5,194,912     803,107        0.0%
    RS PCL                                                     5,118,100   1,772,946        0.0%
    Saha-Union PCL                                               630,900     663,773        0.0%
*   Sahaviriya Steel Industries PCL                           72,645,680     103,988        0.0%
    Samart Corp. PCL                                           5,347,000   2,449,241        0.0%
    Samart I-Mobile PCL                                       14,498,900     419,235        0.0%
    Samart Telcoms PCL                                         2,629,300   1,038,773        0.0%
    Sansiri PCL                                               84,849,585   3,740,863        0.0%
    SC Asset Corp PCL                                         19,805,016   1,712,315        0.0%
    Siam Cement PCL (The)(6609906)                               173,700   2,436,673        0.0%
    Siam Cement PCL (The)(6609928)                               772,300  10,789,648        0.1%
    Siam City Cement PCL(6806387)                                423,100   3,924,546        0.0%
    Siam City Cement PCL(6363194)                                 19,700     182,731        0.0%
    Siam Commercial Bank PCL (The)                             3,757,469  14,360,782        0.1%
    Siam Future Development PCL                                6,821,225   1,161,932        0.0%
    Siam Global House PCL                                      6,453,155   2,050,673        0.0%
    Siamgas & Petrochemicals PCL                               4,659,600   1,614,119        0.0%
*   Singha Estate PCL                                            502,000      72,577        0.0%
    Sino-Thai Engineering & Construction PCL                   3,788,371   2,483,644        0.0%
    SNC Former PCL                                               954,900     429,199        0.0%
    Somboon Advance Technology PCL                             2,130,725     866,198        0.0%
    SPCG PCL                                                   3,308,700   1,979,726        0.0%
    Sri Ayudhya Capital PCL                                      230,700     217,953        0.0%
    Sri Trang Agro-Industry PCL                                7,602,000   2,807,495        0.0%
    Sriracha Construction PCL                                  1,204,200     461,961        0.0%
    Srisawad Power 1979 PCL Class F                              708,377     856,826        0.0%
    Srithai Superware PCL                                     10,925,500     656,844        0.0%
*   Stars Microelectronics Thailand PCL                          984,700     360,841        0.0%
    STP & I PCL                                                5,973,333   1,829,793        0.0%
    Supalai PCL                                                9,503,700   5,577,608        0.1%
    Susco PCL                                                  2,397,300     177,069        0.0%
*   SVI PCL                                                    7,245,328   1,016,379        0.0%
    Symphony Communication PCL                                   241,900      64,751        0.0%
    Syntec Construction PCL                                    4,342,800     363,040        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
THAILAND -- (Continued)
*   Tata Steel Thailand PCL                                   19,123,600 $    427,037        0.0%
    Thai Agro Energy PCL                                         279,230       25,101        0.0%
*   Thai Airways International PCL                             8,159,937    3,387,320        0.0%
    Thai Carbon Black PCL                                        157,300       99,072        0.0%
    Thai Central Chemical PCL                                    233,100      158,158        0.0%
    Thai Metal Trade PCL                                         396,500      122,594        0.0%
    Thai Oil PCL                                               2,598,900    4,910,604        0.0%
    Thai Rayon PCL                                                20,400       22,777        0.0%
*   Thai Reinsurance PCL                                         148,000       11,525        0.0%
    Thai Rung Union Car PCL                                      526,800       60,930        0.0%
    Thai Stanley Electric PCL(B01GKK6)                           150,500      736,774        0.0%
    Thai Stanley Electric PCL(B01GKM8)                             5,600       27,415        0.0%
    Thai Union Group PCL                                      13,044,060    7,730,090        0.1%
    Thai Vegetable Oil PCL                                     3,154,125    2,325,185        0.0%
    Thai-German Ceramic Industry PCL                           4,086,200      315,853        0.0%
    Thaicom PCL                                                3,638,500    2,994,757        0.0%
    Thaire Life Assurance PCL                                  1,272,400      378,842        0.0%
    Thanachart Capital PCL                                     5,184,700    5,157,982        0.1%
    Thitikorn PCL                                                849,200      234,606        0.0%
    Thoresen Thai Agencies PCL                                 6,290,300    1,665,768        0.0%
    Ticon Industrial Connection PCL                            3,258,324    1,324,598        0.0%
    Tipco Asphalt PCL                                          3,055,100    2,151,602        0.0%
    TIPCO Foods PCL                                            1,185,100      417,313        0.0%
    Tisco Financial Group PCL(B3KFW10)                           356,890      444,452        0.0%
    Tisco Financial Group PCL(B3KFW76)                         3,011,000    3,749,742        0.0%
    TMB Bank PCL                                              64,734,313    4,225,429        0.0%
    Total Access Communication PCL(B1YWK08)                    6,418,200    6,201,381        0.1%
    Total Access Communication PCL(B231MK7)                      200,000      193,244        0.0%
    TPI Polene PCL                                            84,839,510    6,072,109        0.1%
    TRC Construction PCL                                       5,221,600      288,511        0.0%
    True Corp. PCL                                            56,939,970   12,144,368        0.1%
    TTCL PCL(B5ML0D8)                                            195,104       87,693        0.0%
    TTCL PCL(BWY4Y10)                                          1,283,668      576,971        0.0%
    TTW PCL                                                    9,391,400    2,769,293        0.0%
*   U City PCL                                                43,907,800       37,711        0.0%
    Union Mosaic Industry PCL (The)                            1,020,550      112,778        0.0%
    Unique Engineering & Construction PCL                      3,916,205    1,995,661        0.0%
    Univanich Palm Oil PCL                                       477,000       93,543        0.0%
    Univentures PCL                                            5,415,900      976,816        0.0%
    Vanachai Group PCL                                         5,072,220    1,902,264        0.0%
    VGI Global Media PCL                                       6,758,700      882,327        0.0%
    Vibhavadi Medical Center PCL                              46,313,000    3,792,018        0.0%
    Vinythai PCL                                               2,363,100      717,116        0.0%
    Workpoint Entertainment PCL                                  970,680    1,083,782        0.0%
                                                                         ------------        ---
TOTAL THAILAND                                                            536,737,946        3.3%
                                                                         ------------        ---
TURKEY -- (2.2%)
    Adana Cimento Sanayii TAS Class A                            421,197    1,152,471        0.0%
    Adel Kalemcilik Ticaret ve Sanayi A.S.                        72,003      525,530        0.0%
*   Afyon Cimento Sanayi TAS                                     934,511    2,047,537        0.0%
    Akbank TAS                                                 5,304,515   16,298,801        0.1%
    Akcansa Cimento A.S.                                         371,571    1,919,111        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TURKEY -- (Continued)
*   Akenerji Elektrik Uretim A.S.                             2,466,404 $ 1,092,076        0.0%
    Aksa Akrilik Kimya Sanayii A.S.                             970,848   3,381,055        0.0%
*   Aksa Enerji Uretim A.S.                                     377,309     384,787        0.0%
*   Aksigorta A.S.                                              839,792     600,122        0.0%
    Alarko Holding A.S.                                         856,065   1,236,028        0.0%
    Albaraka Turk Katilim Bankasi A.S.                        2,951,046   1,666,114        0.0%
    Alkim Alkali Kimya A.S.                                      62,513     335,136        0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                       1,661,495   1,044,927        0.0%
*   Anadolu Cam Sanayii A.S.                                  1,381,903   1,031,424        0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                 823,973   6,478,021        0.1%
    Anadolu Hayat Emeklilik A.S.                                434,006     888,735        0.0%
    Arcelik A.S.                                              1,686,939  11,325,652        0.1%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                   599,024   4,271,594        0.0%
*   Asya Katilim Bankasi A.S.                                 2,774,013     714,523        0.0%
    Aygaz A.S.                                                  438,071   1,804,948        0.0%
    Bagfas Bandirma Gubre Fabrikalari A.S.                      234,401   1,370,219        0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                   206,318     514,435        0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.        1,083,806   2,004,357        0.0%
    BIM Birlesik Magazalar A.S.                                 736,576  16,209,509        0.1%
    Bizim Toptan Satis Magazalari A.S.                          144,965     910,360        0.0%
    Bolu Cimento Sanayii A.S.                                   749,872   1,837,754        0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.              534,690   1,334,192        0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                 80,744   2,338,413        0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            541,484   1,610,113        0.0%
    Bursa Cimento Fabrikasi A.S.                                201,688     335,823        0.0%
    Celebi Hava Servisi A.S.                                    102,022   1,074,627        0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                        594,000   3,457,115        0.0%
    Coca-Cola Icecek A.S.                                       394,695   5,785,994        0.1%
*   Deva Holding A.S.                                           216,864     288,878        0.0%
*   Dogan Sirketler Grubu Holding A.S.                        7,558,634   1,539,625        0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                       719,228   3,103,605        0.0%
    Eczacibasi Yatirim Holding Ortakligi A.S.                   329,379   1,623,976        0.0%
    EGE Endustri VE Ticaret A.S.                                 24,008   2,494,528        0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                          722,629   1,169,387        0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                  2,356,852   2,988,236        0.0%
    Enka Insaat ve Sanayi A.S.                                  960,511   1,667,399        0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     9,657,880  16,110,031        0.1%
*   Fenerbahce Futbol A.S.                                      102,382   1,630,987        0.0%
    Ford Otomotiv Sanayi A.S.                                   408,030   5,485,178        0.1%
*   Global Yatirim Holding A.S.                               2,331,939   1,458,183        0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.             61,429          --        0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.         84,601   2,599,128        0.0%
    Goodyear Lastikleri TAS                                      65,591   3,204,234        0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.              848,575     794,056        0.0%
    GSD Holding A.S.                                          1,982,878     885,844        0.0%
    Gubre Fabrikalari TAS                                     1,298,883   2,654,466        0.0%
*   Hurriyet Gazetecilik ve Matbaacilik A.S.                     48,949      10,341        0.0%
*   Ihlas Holding A.S.                                        7,412,199     582,072        0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                              131,735     379,444        0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.       753,290     368,459        0.0%
    Is Finansal Kiralama A.S.                                 1,108,063     376,354        0.0%
    Is Yatirim Menkul Degerler A.S. Class A                     201,635      71,307        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TURKEY -- (Continued)
*   Izmir Demir Celik Sanayi A.S.                               959,077 $   822,357        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                 1,453,104     871,810        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                   725,472     471,597        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 5,630,329   2,975,462        0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                   2,920,663   1,365,857        0.0%
*   Kartonsan Karton Sanayi ve Ticaret A.S.                       4,506     430,647        0.0%
    KOC Holding A.S.                                          1,710,296   8,936,193        0.1%
    Konya Cimento Sanayii A.S.                                    9,608   1,112,366        0.0%
    Koza Altin Isletmeleri A.S.                                 360,047   2,357,015        0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.            1,358,132     678,520        0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                      444,720     743,380        0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S.              2,312,918     528,150        0.0%
*   Migros Ticaret A.S.                                         255,179   1,782,406        0.0%
*   NET Holding A.S.                                          1,150,207   1,279,420        0.0%
*   Netas Telekomunikasyon A.S.                                 278,550   1,054,880        0.0%
    Nuh Cimento Sanayi A.S.                                     212,770     819,435        0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                      140,276   5,426,075        0.1%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.      722,150     732,272        0.0%
*   Pegasus Hava Tasimaciligi A.S.                              170,424     993,489        0.0%
*   Petkim Petrokimya Holding A.S.                            4,149,025   6,090,921        0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                           89,427     392,240        0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            109,189     663,229        0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.         394,304     503,074        0.0%
*   Sekerbank TAS                                             4,059,370   2,304,249        0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                 1,306,088   1,273,416        0.0%
    Soda Sanayii A.S.                                         1,336,320   2,248,184        0.0%
    Tat Gida Sanayi A.S.                                        809,373   1,717,912        0.0%
    TAV Havalimanlari Holding A.S.                            1,060,227   6,178,522        0.1%
    Tekfen Holding A.S.                                       1,424,920   3,044,224        0.0%
*   Teknosa Ic Ve Dis Ticaret A.S.                              102,667     221,229        0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                        1,087,576   8,604,400        0.1%
    Trakya Cam Sanayii A.S.                                   3,700,217   2,828,314        0.0%
*   Tumosan Motor ve Traktor Sanayi A.S.                        282,503     820,967        0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                     624,105  16,461,054        0.1%
    Turcas Petrol A.S.                                        1,168,389     680,107        0.0%
*   Turk Hava Yollari AO                                      8,416,492  20,742,244        0.1%
    Turk Telekomunikasyon A.S.                                1,815,924   4,385,678        0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      111,257   3,294,692        0.0%
    Turkcell Iletisim Hizmetleri A.S.                         2,913,708  12,608,821        0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                       291,527   3,148,492        0.0%
    Turkiye Garanti Bankasi A.S.                              8,155,637  25,104,801        0.2%
    Turkiye Halk Bankasi A.S.                                 2,851,258  10,949,908        0.1%
    Turkiye Is Bankasi Class C                                7,901,665  13,854,332        0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                       7,634,388   4,774,396        0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                      6,910,122   9,651,917        0.1%
    Turkiye Vakiflar Bankasi Tao Class D                      6,181,542  10,909,927        0.1%
    Ulker Biskuvi Sanayi A.S.                                   883,673   7,036,040        0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                  1,036,480   2,680,232        0.0%
*   Yapi ve Kredi Bankasi A.S.                                4,280,899   6,545,206        0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                               SHARES       VALUE++      ASSETS**
                                                              --------- --------------- ----------
TURKEY -- (Continued)
*   Zorlu Enerji Elektrik Uretim A.S.                         2,308,574 $     1,424,663        0.0%
                                                                        ---------------       ----
TOTAL TURKEY                                                                372,991,943        2.3%
                                                                        ---------------       ----
TOTAL COMMON STOCKS                                                      15,707,258,584       95.8%
                                                                        ---------------       ----
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Alpargatas SA                                             1,147,760       3,086,946        0.0%
    Banco ABC Brasil SA                                         919,221       3,167,193        0.0%
    Banco Bradesco SA                                         4,819,172      36,291,795        0.2%
    Banco Bradesco SA ADR                                     4,694,996      35,071,619        0.2%
    Banco Daycoval SA                                           181,994         473,076        0.0%
    Banco do Estado do Rio Grande do Sul SA Class B           2,107,233       5,214,088        0.0%
    Banco Pan SA                                              1,370,328         633,516        0.0%
    Banco Pine SA                                               192,365         195,763        0.0%
    Banco Sofisa SA                                              42,200          47,853        0.0%
    Braskem SA Class A                                          421,175       3,006,425        0.0%
    Centrais Eletricas Brasileiras SA Class B                 1,398,872       5,210,308        0.0%
    Centrais Eletricas Santa Catarina                            64,363         243,285        0.0%
    Cia Brasileira de Distribuicao                              859,073      12,641,618        0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A                    145,209       1,698,556        0.0%
    Cia de Saneamento do Parana                                 101,300         126,064        0.0%
    Cia de Transmissao de Energia Eletrica Paulista             389,993       6,406,805        0.1%
    Cia Energetica de Minas Gerais                            3,697,590       7,364,539        0.1%
    Cia Energetica de Sao Paulo Class B                       1,293,442       5,415,589        0.0%
    Cia Energetica do Ceara Class A                              75,930         857,710        0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                          313,482         799,371        0.0%
    Cia Paranaense de Energia                                   569,641       4,688,969        0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA    1,134,586       2,830,486        0.0%
    Eucatex SA Industria e Comercio                              87,459          65,609        0.0%
    Gerdau SA                                                 2,723,460       6,184,553        0.1%
    Itau Unibanco Holding SA                                  9,694,322      92,651,701        0.6%
    Itau Unibanco Holding SA ADR                              5,918,551      56,403,790        0.4%
    Lojas Americanas SA                                       3,900,887      18,181,643        0.1%
    Marcopolo SA                                              3,473,118       2,383,240        0.0%
*   Oi SA                                                       798,773         236,897        0.0%
*   Petroleo Brasileiro SA                                    7,362,820      21,900,603        0.1%
*   Petroleo Brasileiro SA Sponsored ADR                      4,323,435      25,508,266        0.2%
    Randon SA Implementos e Participacoes                     1,730,395       1,433,925        0.0%
    Suzano Papel e Celulose SA Class A                        2,884,939      11,013,811        0.1%
    Telefonica Brasil SA                                        894,497      11,017,196        0.1%
    Unipar Carbocloro SA Class B                                153,900         285,045        0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A            3,930,194       2,856,869        0.0%
    Vale SA                                                   4,813,879      22,031,098        0.1%
    Vale SA Sponsored ADR                                     1,532,185       6,956,120        0.1%
                                                                        ---------------       ----
TOTAL BRAZIL                                                                414,581,940        2.6%
                                                                        ---------------       ----
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                 41,224          76,047        0.0%
    Embotelladora Andina SA                                     139,928         433,691        0.0%
    Embotelladora Andina SA Class B                             681,285       2,315,494        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
CHILE -- (Continued)
    Sociedad Quimica y Minera de Chile SA Class B                11,313 $    242,651        0.0%
                                                                        ------------        ---
TOTAL CHILE                                                                3,067,883        0.0%
                                                                        ------------        ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                       1,298,666      952,793        0.0%
    Banco Davivienda SA                                         585,926    5,520,521        0.1%
    Bancolombia SA                                              262,109    2,491,641        0.0%
    Grupo Argos SA                                                6,818       41,884        0.0%
    Grupo Aval Acciones y Valores SA                          7,977,020    3,332,287        0.0%
    Grupo de Inversiones Suramericana SA                        211,797    2,825,259        0.0%
                                                                        ------------        ---
TOTAL COLOMBIA                                                            15,164,385        0.1%
                                                                        ------------        ---
TOTAL PREFERRED STOCKS                                                   432,814,208        2.7%
                                                                        ------------        ---
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A                        3,869        2,374        0.0%
*   Cteep Rights 5/05/16                                          8,562       27,632        0.0%
*   Randon SA Implementos e Participacoes Rights 5/12/16        252,986       30,159        0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A Rights
      05/23/16                                                  834,291       19,406        0.0%
                                                                        ------------        ---
TOTAL BRAZIL                                                                  79,571        0.0%
                                                                        ------------        ---
MALAYSIA -- (0.0%)
*   Eastern & Oriental Bhd Warrants 07/21/19                     23,143        1,140        0.0%
*   LBS Bina Group Bhd Warrants 10/04/20                        131,150       13,429        0.0%
                                                                        ------------        ---
TOTAL MALAYSIA                                                                14,569        0.0%
                                                                        ------------        ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                   1,003,528           --        0.0%
                                                                        ------------        ---
SOUTH KOREA -- (0.0%)
*   DANAL Co., Ltd. RIGHTS                                       13,089       32,165        0.0%
*   GS Global Corp. Rights 06/02/16                             178,641      100,342        0.0%
*   Hanjin Kal Corp. Rights 06/19/16                             38,550      128,568        0.0%
*   PARU Co. Rights 1/06/16                                      86,681      106,127        0.0%
*   Shinsung Solar Energy Co., Ltd. Rights 05/09/16              70,174       32,334        0.0%
                                                                        ------------        ---
TOTAL SOUTH KOREA                                                            399,536        0.0%
                                                                        ------------        ---
THAILAND -- (0.0%)
*   Banpu Public Co., Ltd. Rights 05/31/16                    3,944,270    1,761,541        0.0%
*   Jay Mart PCL Rights 10/30/15                                359,815           --        0.0%
*   PTL Finance Corp. Rights 05/27/16                           300,787        7,320        0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                  SHARES        VALUE++      ASSETS**
                                                                ----------- --------------- ----------
THAILAND -- (Continued)
*     True Corp. PCL Rights 6/30/16                              19,130,280 $       164,302        0.0%
                                                                            ---------------      -----
TOTAL THAILAND                                                                    1,933,163        0.0%
                                                                            ---------------      -----
TOTAL RIGHTS/WARRANTS                                                             2,426,839        0.0%
                                                                            ---------------      -----
TOTAL INVESTMENT SECURITIES                                                  16,142,499,631
                                                                            ---------------

                                                                                VALUE+
                                                                            ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@  DFA Short Term Investment Fund                            100,943,640   1,167,917,912        7.1%
                                                                            ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,859,828,890)                        $17,310,417,543      105.6%
                                                                            ===============      =====

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                  ---------- ------------ ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
#*  AutoNation, Inc.                                 137,690 $  6,973,998       0.0%
#   Best Buy Co., Inc.                             1,502,735   48,207,739       0.3%
#   BorgWarner, Inc.                                 347,838   12,494,341       0.1%
#   Cable One, Inc.                                   15,169    6,961,964       0.0%
    Carnival Corp.                                   952,418   46,716,103       0.2%
#   CBS Corp. Class A                                  7,236      434,088       0.0%
    Comcast Corp. Class A                         11,245,897  683,300,702       3.5%
    DR Horton, Inc.                                1,806,680   54,308,801       0.3%
#   Ford Motor Co.                                14,411,800  195,424,008       1.0%
#   GameStop Corp. Class A                           278,165    9,123,812       0.1%
#   Garmin, Ltd.                                     189,155    8,063,678       0.0%
    General Motors Co.                             5,492,031  174,646,586       0.9%
    Gentex Corp.                                      54,214      869,593       0.0%
    Goodyear Tire & Rubber Co. (The)               1,359,382   39,381,297       0.2%
    Graham Holdings Co. Class B                       15,407    7,342,052       0.0%
#   Harman International Industries, Inc.            108,938    8,362,081       0.1%
#   Hilton Worldwide Holdings, Inc.                  119,608    2,637,356       0.0%
#*  Hyatt Hotels Corp. Class A                        26,622    1,274,661       0.0%
    Johnson Controls, Inc.                           567,307   23,486,510       0.1%
#   Kohl's Corp.                                   1,326,479   58,763,020       0.3%
    Lear Corp.                                        64,573    7,434,289       0.0%
#   Lennar Corp. Class A                             857,396   38,848,613       0.2%
    Lennar Corp. Class B                               4,312      155,060       0.0%
#*  Liberty Braves Group Class A                      15,678      245,204       0.0%
*   Liberty Braves Group Class C                      31,357      467,846       0.0%
*   Liberty Broadband Corp. Class A                   27,953    1,602,266       0.0%
*   Liberty Broadband Corp. Class C                   85,576    4,899,226       0.0%
*   Liberty Interactive Corp., QVC Group Class A   2,538,156   66,499,687       0.3%
*   Liberty Media Group Class A                       39,197      717,305       0.0%
*   Liberty Media Group Class C                       78,394    1,411,092       0.0%
*   Liberty SiriusXM Group Class A                   156,789    5,137,976       0.0%
*   Liberty SiriusXM Group Class C                   313,578   10,040,768       0.1%
*   Liberty Ventures Series A                        536,223   21,448,920       0.1%
#*  Madison Square Garden Co. (The) Class A            6,379    1,001,375       0.0%
#*  MGM Resorts International                      2,324,079   49,502,883       0.3%
*   Mohawk Industries, Inc.                          283,553   54,620,814       0.3%
    News Corp. Class A                               290,667    3,610,084       0.0%
    News Corp. Class B                                31,823      412,426       0.0%
#   Penske Automotive Group, Inc.                    274,842   10,754,567       0.1%
#   PulteGroup, Inc.                               1,365,100   25,104,189       0.1%
    PVH Corp.                                        192,434   18,396,690       0.1%
#   Ralph Lauren Corp.                                52,863    4,927,360       0.0%
#   Royal Caribbean Cruises, Ltd.                    907,928   70,273,627       0.4%
#   Service Corp. International                      127,650    3,404,425       0.0%
    Staples, Inc.                                  1,966,011   20,053,312       0.1%
    TEGNA, Inc.                                      475,913   11,117,328       0.1%
#   Time Warner Cable, Inc.                        1,876,119  397,943,601       2.0%
    Time Warner, Inc.                              3,948,043  296,655,951       1.5%
#*  Toll Brothers, Inc.                              329,804    9,003,649       0.1%
#   Visteon Corp.                                     83,658    6,665,033       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                         271,545 $   47,286,846       0.3%
                                                    --------------      ----
Total Consumer Discretionary                         2,578,414,802      13.2%
                                                    --------------      ----
Consumer Staples -- (5.8%)
    Archer-Daniels-Midland Co.            2,699,731    107,827,256       0.5%
    Bunge, Ltd.                             785,148     49,071,750       0.3%
    Constellation Brands, Inc. Class A      276,038     43,078,490       0.2%
    CVS Health Corp.                      3,613,015    363,108,008       1.9%
    Ingredion, Inc.                         158,658     18,259,949       0.1%
    JM Smucker Co. (The)                    703,244     89,297,923       0.5%
    Kraft Heinz Co. (The)                   321,123     25,070,073       0.1%
    Molson Coors Brewing Co. Class B        732,607     70,059,207       0.4%
    Mondelez International, Inc. Class A  4,768,026    204,834,397       1.0%
    Pinnacle Foods, Inc.                    440,541     18,762,641       0.1%
    Reynolds American, Inc.                 111,055      5,508,328       0.0%
*   Seaboard Corp.                               13         39,039       0.0%
#   Spectrum Brands Holdings, Inc.            2,502        284,227       0.0%
#   Tyson Foods, Inc. Class A             1,957,913    128,869,834       0.7%
#   Wal-Mart Stores, Inc.                   698,064     46,679,540       0.2%
    Walgreens Boots Alliance, Inc.           51,922      4,116,376       0.0%
                                                    --------------      ----
Total Consumer Staples                               1,174,867,038       6.0%
                                                    --------------      ----
Energy -- (14.8%)
    Anadarko Petroleum Corp.              1,361,254     71,819,761       0.4%
#   Apache Corp.                            798,537     43,440,413       0.2%
    Baker Hughes, Inc.                    1,938,026     93,722,937       0.5%
    California Resources Corp.              561,726      1,235,797       0.0%
    Chevron Corp.                         5,339,517    545,591,847       2.8%
#   Cimarex Energy Co.                      135,330     14,734,730       0.1%
#*  Concho Resources, Inc.                  353,918     41,114,654       0.2%
    ConocoPhillips                        3,250,805    155,355,971       0.8%
*   Continental Resources, Inc.              60,936      2,270,475       0.0%
    Devon Energy Corp.                      812,393     28,173,789       0.1%
    EOG Resources, Inc.                   1,869,703    154,474,862       0.8%
    Exxon Mobil Corp.                     8,661,008    765,633,107       3.9%
*   FMC Technologies, Inc.                  596,131     18,176,034       0.1%
    Halliburton Co.                         547,209     22,605,204       0.1%
#   Helmerich & Payne, Inc.                 574,414     37,980,254       0.2%
#   Hess Corp.                            1,267,299     75,556,366       0.4%
    HollyFrontier Corp.                     644,305     22,937,258       0.1%
    Marathon Oil Corp.                    3,266,531     46,025,422       0.2%
    Marathon Petroleum Corp.              2,312,389     90,368,162       0.5%
#   Murphy Oil Corp.                        307,563     10,992,302       0.1%
#   National Oilwell Varco, Inc.          1,745,118     62,894,053       0.3%
    Noble Energy, Inc.                      204,268      7,376,118       0.0%
    Occidental Petroleum Corp.            1,857,300    142,362,045       0.7%
    Phillips 66                           2,055,820    168,803,380       0.9%
    Pioneer Natural Resources Co.           294,964     48,993,521       0.3%
#   Range Resources Corp.                    66,898      2,950,871       0.0%
    Schlumberger, Ltd.                      707,205     56,816,850       0.3%
*   Southwestern Energy Co.                 232,609      3,123,939       0.0%
    Tesoro Corp.                            668,185     53,247,663       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
Energy -- (Continued)
#   Transocean, Ltd.                                1,340,027 $   14,847,499       0.1%
    Valero Energy Corp.                             2,806,975    165,246,618       0.8%
#*  Weatherford International P.L.C.                2,942,972     23,926,362       0.1%
                                                              --------------      ----
Total Energy                                                   2,992,798,264      15.3%
                                                              --------------      ----
Financials -- (20.0%)
    Aflac, Inc.                                       961,862     66,339,622       0.3%
*   Alleghany Corp.                                    30,744     16,026,232       0.1%
    Allied World Assurance Co. Holdings AG            384,850     13,692,963       0.1%
    Allstate Corp. (The)                            1,383,297     89,983,470       0.5%
#*  Ally Financial, Inc.                            1,666,892     29,687,347       0.2%
    American Financial Group, Inc.                    426,655     29,486,127       0.2%
    American International Group, Inc.              2,735,967    152,721,678       0.8%
    Assurant, Inc.                                    330,179     27,923,238       0.1%
    Assured Guaranty, Ltd.                            203,216      5,257,198       0.0%
    Axis Capital Holdings, Ltd.                       459,271     24,465,366       0.1%
    Bank of America Corp.                          14,959,787    217,814,499       1.1%
    Bank of New York Mellon Corp. (The)             2,942,428    118,403,303       0.6%
    BB&T Corp.                                      1,565,408     55,384,135       0.3%
    BlackRock, Inc.                                     8,608      3,067,289       0.0%
#   BOK Financial Corp.                                 4,796        288,623       0.0%
    Capital One Financial Corp.                     2,036,842    147,446,992       0.8%
    Chubb, Ltd.                                       307,132     36,198,577       0.2%
#   Cincinnati Financial Corp.                         52,042      3,435,292       0.0%
#   CIT Group, Inc.                                   341,837     11,817,305       0.1%
    Citigroup, Inc.                                 7,910,186    366,083,408       1.9%
    CME Group, Inc.                                   722,112     66,369,314       0.3%
    CNA Financial Corp.                               411,026     12,988,422       0.1%
#   Comerica, Inc.                                    125,755      5,583,522       0.0%
*   E*TRADE Financial Corp.                           116,129      2,924,128       0.0%
    Endurance Specialty Holdings, Ltd.                  6,320        404,354       0.0%
#   Everest Re Group, Ltd.                            220,574     40,784,133       0.2%
#   Fifth Third Bancorp                             4,396,186     80,494,166       0.4%
#   First American Financial Corp.                      8,092        291,474       0.0%
#*  Genworth Financial, Inc. Class A                   36,112        123,864       0.0%
    Goldman Sachs Group, Inc. (The)                 1,354,171    222,233,003       1.1%
    Hartford Financial Services Group, Inc. (The)   2,120,911     94,126,030       0.5%
#   Huntington Bancshares, Inc.                     2,414,016     24,285,001       0.1%
    Invesco, Ltd.                                     187,635      5,818,561       0.0%
    JPMorgan Chase & Co.                           10,611,645    670,655,964       3.4%
    KeyCorp                                         1,072,181     13,177,104       0.1%
    Legg Mason, Inc.                                  516,746     16,592,714       0.1%
#   Leucadia National Corp.                           153,878      2,566,685       0.0%
    Lincoln National Corp.                          1,164,852     50,612,819       0.3%
    Loews Corp.                                     1,684,881     66,856,078       0.3%
#   M&T Bank Corp.                                    285,319     33,758,944       0.2%
    MetLife, Inc.                                   2,038,507     91,936,666       0.5%
    Morgan Stanley                                  3,249,559     87,933,067       0.4%
    Nasdaq, Inc.                                      752,985     46,466,704       0.2%
    Navient Corp.                                      27,448        375,214       0.0%
    New York Community Bancorp, Inc.                  405,598      6,096,138       0.0%
    Old Republic International Corp.                  632,434     11,693,705       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Financials -- (Continued)
#   PacWest Bancorp                               75,227 $    3,007,575       0.0%
#   People's United Financial, Inc.              145,708      2,258,474       0.0%
    PNC Financial Services Group, Inc. (The)   1,273,146    111,756,756       0.6%
    Principal Financial Group, Inc.            1,453,663     62,042,337       0.3%
    Prudential Financial, Inc.                 1,096,602     85,140,179       0.4%
#   Regions Financial Corp.                    5,273,107     49,461,744       0.3%
    Reinsurance Group of America, Inc.           312,945     29,798,623       0.2%
#   RenaissanceRe Holdings, Ltd.                  86,989      9,647,950       0.0%
    State Street Corp.                           425,983     26,538,741       0.1%
    SunTrust Banks, Inc.                       1,252,716     52,288,366       0.3%
*   Synchrony Financial                        1,385,136     42,343,607       0.2%
    Travelers Cos., Inc. (The)                 1,130,153    124,203,815       0.6%
#   Unum Group                                 1,162,077     39,754,654       0.2%
    Validus Holdings, Ltd.                       167,263      7,709,152       0.0%
    Voya Financial, Inc.                         113,438      3,683,332       0.0%
    Wells Fargo & Co.                          5,447,057    272,243,909       1.4%
    Willis Towers Watson P.L.C.                    2,445        305,380       0.0%
#   WR Berkley Corp.                             214,424     12,007,744       0.1%
    XL Group P.L.C.                            1,261,223     41,279,829       0.2%
#   Zions Bancorporation                         710,094     19,541,787       0.1%
                                                         --------------      ----
Total Financials                                          4,065,684,392      20.7%
                                                         --------------      ----
Health Care -- (9.8%)
    Aetna, Inc.                                1,902,630    213,608,270       1.1%
*   Alere, Inc.                                    8,494        331,266       0.0%
*   Allergan P.L.C.                              496,938    107,616,893       0.6%
#*  Amsurg Corp.                                  38,511      3,118,621       0.0%
    Anthem, Inc.                               1,445,532    203,487,540       1.0%
*   Bio-Rad Laboratories, Inc. Class A             1,222        173,341       0.0%
*   Boston Scientific Corp.                    2,401,062     52,631,279       0.3%
    Cigna Corp.                                  320,341     44,380,042       0.2%
*   DaVita HealthCare Partners, Inc.             374,271     27,658,627       0.1%
*   Express Scripts Holding Co.                2,739,577    201,989,012       1.0%
*   Hologic, Inc.                                409,478     13,754,366       0.1%
    Humana, Inc.                                 707,042    125,195,927       0.6%
*   Laboratory Corp. of America Holdings         189,017     23,687,610       0.1%
*   Mallinckrodt P.L.C.                          269,805     16,868,208       0.1%
#*  MEDNAX, Inc.                                  25,352      1,807,344       0.0%
    Medtronic P.L.C.                           1,549,586    122,649,732       0.6%
*   Mylan NV                                     680,322     28,376,231       0.2%
    Perrigo Co. P.L.C.                            13,380      1,293,445       0.0%
    Pfizer, Inc.                              17,361,541    567,896,006       2.9%
    Quest Diagnostics, Inc.                      634,806     47,718,367       0.2%
#   Teleflex, Inc.                                92,013     14,333,785       0.1%
    Thermo Fisher Scientific, Inc.             1,016,359    146,609,786       0.8%
    UnitedHealth Group, Inc.                     122,140     16,083,395       0.1%
    Universal Health Services, Inc. Class B       10,422      1,393,213       0.0%
#*  WellCare Health Plans, Inc.                    6,100        548,939       0.0%
    Zimmer Biomet Holdings, Inc.                  36,800      4,260,336       0.0%
                                                         --------------      ----
Total Health Care                                         1,987,471,581      10.1%
                                                         --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                          ---------- -------------- ---------------
Industrials -- (12.3%)
    ADT Corp. (The)                          828,257 $   34,770,229       0.2%
#*  AECOM                                    223,470      7,260,540       0.0%
#   AGCO Corp.                               384,188     20,542,532       0.1%
    AMERCO                                    12,774      4,496,448       0.0%
    Carlisle Cos., Inc.                       77,340      7,880,946       0.0%
#   Caterpillar, Inc.                      1,458,164    113,328,506       0.6%
    Chicago Bridge & Iron Co. NV             228,793      9,208,918       0.1%
*   Colfax Corp.                              38,985      1,264,284       0.0%
    CSX Corp.                              5,234,843    142,754,169       0.7%
#   Cummins, Inc.                            298,701     34,956,978       0.2%
    Danaher Corp.                            365,547     35,366,672       0.2%
    Dover Corp.                              667,760     43,871,832       0.2%
    Eaton Corp. P.L.C.                     1,347,667     85,266,891       0.4%
    FedEx Corp.                              852,287    140,721,107       0.7%
#   Fluor Corp.                              382,702     20,918,491       0.1%
#   General Electric Co.                  12,660,433    389,308,315       2.0%
*   Hertz Global Holdings, Inc.            1,345,507     12,459,395       0.1%
    Ingersoll-Rand P.L.C.                    495,812     32,495,519       0.2%
#*  Jacobs Engineering Group, Inc.           206,007      9,183,792       0.0%
*   JetBlue Airways Corp.                  1,847,009     36,552,308       0.2%
#   Kansas City Southern                     466,816     44,230,816       0.2%
    L-3 Communications Holdings, Inc.        381,253     50,146,207       0.3%
    ManpowerGroup, Inc.                      241,068     18,569,468       0.1%
    Nielsen Holdings P.L.C.                  168,861      8,804,413       0.0%
    Norfolk Southern Corp.                 1,569,304    141,409,983       0.7%
    Northrop Grumman Corp.                   554,629    114,397,778       0.6%
    Orbital ATK, Inc.                         52,588      4,575,156       0.0%
    Owens Corning                            608,832     28,048,890       0.1%
#   PACCAR, Inc.                             512,996     30,220,594       0.2%
#   Pentair P.L.C.                           929,305     53,974,034       0.3%
#*  Quanta Services, Inc.                    153,044      3,630,204       0.0%
    Republic Services, Inc.                2,121,409     99,854,722       0.5%
#   Ryder System, Inc.                       109,553      7,550,393       0.0%
    Southwest Airlines Co.                 3,733,160    166,536,268       0.9%
    Stanley Black & Decker, Inc.           1,095,910    122,654,247       0.6%
    Textron, Inc.                          1,020,537     39,474,371       0.2%
    Union Pacific Corp.                    3,312,084    288,913,087       1.5%
*   United Continental Holdings, Inc.        771,693     35,351,256       0.2%
#*  United Rentals, Inc.                     299,786     20,064,677       0.1%
#   Waste Connections, Inc.                  475,433     31,987,132       0.2%
                                                     --------------      ----
Total Industrials                                     2,493,001,568      12.7%
                                                     --------------      ----
Information Technology -- (11.4%)
    Activision Blizzard, Inc.              2,711,231     93,456,133       0.5%
    Amdocs, Ltd.                              64,098      3,624,101       0.0%
*   ARRIS International P.L.C.               112,938      2,571,598       0.0%
*   Arrow Electronics, Inc.                  572,564     35,556,224       0.2%
    Avnet, Inc.                              694,662     28,564,502       0.2%
    Brocade Communications Systems, Inc.   1,391,533     13,372,632       0.1%
    CA, Inc.                               2,510,454     74,460,066       0.4%
    Cisco Systems, Inc.                   16,047,576    441,147,864       2.3%
#   Computer Sciences Corp.                  318,655     10,557,040       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
Information Technology -- (Continued)
    Corning, Inc.                                  3,676,381 $   68,638,033       0.4%
    CSRA, Inc.                                       116,147      3,015,176       0.0%
*   EchoStar Corp. Class A                             2,635        107,824       0.0%
    EMC Corp.                                      6,310,731    164,773,187       0.8%
    Fidelity National Information Services, Inc.   1,453,689     95,652,736       0.5%
#*  First Solar, Inc.                                156,955      8,764,367       0.0%
*   Flextronics International, Ltd.                  645,975      7,848,596       0.0%
    Hewlett Packard Enterprise Co.                 9,162,273    152,643,468       0.8%
    HP, Inc.                                       9,619,949    118,036,774       0.6%
    IAC/InterActiveCorp                              120,638      5,590,365       0.0%
    Ingram Micro, Inc. Class A                       715,108     24,993,025       0.1%
    Intel Corp.                                   14,779,066    447,510,119       2.3%
#   Jabil Circuit, Inc.                              403,242      7,000,281       0.0%
    Juniper Networks, Inc.                           798,243     18,678,886       0.1%
    Lam Research Corp.                               555,768     42,460,675       0.2%
#   Marvell Technology Group, Ltd.                   398,733      3,979,355       0.0%
*   Micron Technology, Inc.                        3,135,684     33,708,603       0.2%
#   NetApp, Inc.                                     483,817     11,437,434       0.1%
*   Nuance Communications, Inc.                       44,349        761,916       0.0%
#   NVIDIA Corp.                                   1,824,559     64,826,581       0.3%
*   Qorvo, Inc.                                      171,000      7,700,130       0.0%
    QUALCOMM, Inc.                                 2,443,395    123,440,316       0.6%
    Symantec Corp.                                 1,962,837     32,671,422       0.2%
*   Synopsys, Inc.                                     8,433        400,736       0.0%
#   TE Connectivity, Ltd.                            791,324     47,067,952       0.2%
    Teradyne, Inc.                                   153,805      2,908,453       0.0%
#   Western Digital Corp.                            564,843     23,082,309       0.1%
    Xerox Corp.                                    5,860,019     56,256,182       0.3%
*   Yahoo!, Inc.                                     877,399     32,112,803       0.2%
                                                             --------------      ----
Total Information Technology                                  2,309,377,864      11.8%
                                                             --------------      ----
Materials -- (3.8%)
    Airgas, Inc.                                      19,336      2,754,220       0.0%
#   Albemarle Corp.                                   15,364      1,016,482       0.0%
#   Alcoa, Inc.                                    5,214,105     58,241,553       0.3%
    Ashland, Inc.                                    381,999     42,631,089       0.2%
    Bemis Co., Inc.                                  100,429      5,039,527       0.0%
    CF Industries Holdings, Inc.                     392,811     12,990,260       0.1%
    Dow Chemical Co. (The)                           822,454     43,269,305       0.2%
#   Eastman Chemical Co.                             665,908     50,862,053       0.3%
#   Freeport-McMoRan, Inc.                         2,792,205     39,090,870       0.2%
#   International Paper Co.                        2,482,012    107,396,659       0.6%
#   Martin Marietta Materials, Inc.                   60,975     10,318,799       0.1%
#   Mosaic Co. (The)                               1,565,080     43,806,589       0.2%
    Newmont Mining Corp.                           3,239,227    113,275,768       0.6%
#   Nucor Corp.                                    1,949,556     97,048,898       0.5%
    Reliance Steel & Aluminum Co.                    359,269     26,575,128       0.1%
    Sonoco Products Co.                               12,855        602,771       0.0%
    Steel Dynamics, Inc.                             886,631     22,351,968       0.1%
    Vulcan Materials Co.                             563,226     60,620,014       0.3%
#   Westlake Chemical Corp.                          104,427      5,241,191       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS**
                                                         ----------- --------------- ---------------
Materials -- (Continued)
               WestRock Co.                                  755,145 $    31,602,818        0.2%
                                                                     ---------------      -----
Total Materials                                                          774,735,962        4.0%
                                                                     ---------------      -----
Telecommunication Services -- (4.8%)
               AT&T, Inc.                                 20,155,917     782,452,698        4.0%
#              CenturyLink, Inc.                           2,685,539      83,117,432        0.4%
#              Frontier Communications Corp.               3,309,986      18,403,522        0.1%
*              Level 3 Communications, Inc.                  725,529      37,916,146        0.2%
#*             Sprint Corp.                                2,011,161       6,898,282        0.0%
#*             T-Mobile US, Inc.                             768,418      30,183,459        0.2%
#*             United States Cellular Corp.                  203,140       8,661,890        0.0%
                                                                     ---------------      -----
Total Telecommunication Services                                         967,633,429        4.9%
                                                                     ---------------      -----
Utilities -- (0.3%)
*              Calpine Corp.                               1,007,315      15,895,431        0.1%
#              NRG Energy, Inc.                            1,541,737      23,280,228        0.1%
               UGI Corp.                                     669,262      26,931,103        0.1%
                                                                     ---------------      -----
Total Utilities                                                           66,106,762        0.3%
                                                                     ---------------      -----
TOTAL COMMON STOCKS                                                   19,410,091,662       99.0%
                                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*    Safeway Casa Ley Contingent Value Rights      196,076         198,998        0.0%
(degrees)#*    Safeway PDC, LLC Contingent Value Rights      196,076           9,568        0.0%
                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                        208,566        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES                                           19,410,300,228
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   State Street Institutional Liquid Reserves, 0.455%    195,967,517     195,967,517        1.0%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.3%)
(degrees)(S)@  DFA Short Term Investment Fund             58,875,895     681,194,103        3.5%
                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,944,368,617)                 $20,287,461,848      103.5%
                                                                     ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,578,414,802           --   --    $ 2,578,414,802
   Consumer Staples               1,174,867,038           --   --      1,174,867,038
   Energy                         2,992,798,264           --   --      2,992,798,264
   Financials                     4,065,684,392           --   --      4,065,684,392
   Health Care                    1,987,471,581           --   --      1,987,471,581
   Industrials                    2,493,001,568           --   --      2,493,001,568
   Information Technology         2,309,377,864           --   --      2,309,377,864
   Materials                        774,735,962           --   --        774,735,962
   Telecommunication Services       967,633,429           --   --        967,633,429
   Utilities                         66,106,762           --   --         66,106,762
Rights/Warrants                              -- $    208,566   --            208,566
Temporary Cash Investments          195,967,517           --   --        195,967,517
Securities Lending Collateral                --  681,194,103   --        681,194,103
Futures Contracts**                   3,800,351           --   --          3,800,351
                                --------------- ------------   --    ---------------
TOTAL                           $19,609,859,530 $681,402,669   --    $20,291,262,199
                                =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
    Asciano, Ltd.                                4,216,676 $ 28,268,197       0.3%
    Aurizon Holdings, Ltd.                       2,961,390    9,567,653       0.1%
#   Australia & New Zealand Banking Group, Ltd.  3,590,931   65,821,487       0.7%
#   Bank of Queensland, Ltd.                       377,909    3,213,556       0.0%
#   Bendigo and Adelaide Bank, Ltd.                852,012    5,997,972       0.1%
    BHP Billiton, Ltd.                           5,172,675   80,781,349       0.9%
    BHP Billiton, Ltd. Sponsored ADR             1,465,288   45,922,126       0.5%
    Boral, Ltd.                                  1,650,081    8,031,168       0.1%
#   Fortescue Metals Group, Ltd.                 5,394,253   13,863,198       0.1%
    Harvey Norman Holdings, Ltd.                   421,894    1,428,759       0.0%
    Incitec Pivot, Ltd.                          3,921,427    9,529,577       0.1%
    Macquarie Group, Ltd.                          213,984   10,250,885       0.1%
    National Australia Bank, Ltd.                  317,804    6,520,075       0.1%
*   Newcrest Mining, Ltd.                        3,313,984   48,323,252       0.5%
    Orica, Ltd.                                    447,136    5,166,465       0.1%
    Origin Energy, Ltd.                          3,442,006   14,144,930       0.2%
    Qantas Airways, Ltd.                         1,542,997    3,762,183       0.0%
    QBE Insurance Group, Ltd.                    2,266,393   19,075,393       0.2%
    Rio Tinto, Ltd.                              1,211,447   47,268,818       0.5%
    Santos, Ltd.                                 4,583,756   16,512,962       0.2%
*   South32, Ltd.                                2,385,878    2,983,870       0.0%
*   South32, Ltd. ADR                              354,708    2,202,737       0.0%
    Star Entertainment Grp, Ltd. (The)           1,609,485    6,872,457       0.1%
    Suncorp Group, Ltd.                          2,555,955   24,174,663       0.3%
    Tatts Group, Ltd.                            2,355,482    6,712,256       0.1%
    Treasury Wine Estates, Ltd.                    998,012    7,027,251       0.1%
    Washington H Soul Pattinson & Co., Ltd.         60,539      746,997       0.0%
    Wesfarmers, Ltd.                             1,159,953   37,560,073       0.4%
    Woodside Petroleum, Ltd.                     3,159,294   67,640,474       0.7%
                                                           ------------       ---
TOTAL AUSTRALIA                                             599,370,783       6.5%
                                                           ------------       ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                            144,232    4,151,894       0.1%
    OMV AG                                         117,337    3,530,675       0.0%
*   Raiffeisen Bank International AG                57,158      914,947       0.0%
                                                           ------------       ---
TOTAL AUSTRIA                                                 8,597,516       0.1%
                                                           ------------       ---
BELGIUM -- (1.4%)
    Ageas                                          579,966   22,790,776       0.3%
    Colruyt SA                                      69,520    4,008,640       0.0%
    Delhaize Group                                 246,555   25,909,138       0.3%
    Delhaize Group Sponsored ADR                   211,600    5,539,688       0.1%
    KBC Groep NV                                   402,196   22,628,360       0.2%
#   Proximus SADP                                  323,935   10,917,840       0.1%
    Solvay SA                                      247,775   25,102,249       0.3%
#   UCB SA                                         128,640    9,649,178       0.1%
#   Umicore SA                                     187,273    9,348,585       0.1%
                                                           ------------       ---
TOTAL BELGIUM                                               135,894,454       1.5%
                                                           ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                                    160,984 $  7,600,055       0.1%
#   AltaGas, Ltd.                                                39,700      965,051       0.0%
    Bank of Montreal                                          1,531,755   99,809,156       1.1%
    Barrick Gold Corp.                                          531,985   10,304,549       0.1%
*   BlackBerry, Ltd.(09228F103)                                 284,796    2,010,660       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                 1,564,828   11,049,953       0.1%
    Cameco Corp.(13321L108)                                     632,729    7,915,440       0.1%
    Cameco Corp.(2166160)                                       506,586    6,338,886       0.1%
    Canadian Natural Resources, Ltd.(136385101)               1,624,266   48,760,465       0.5%
    Canadian Natural Resources, Ltd.(2171573)                 1,849,320   55,537,083       0.6%
    Canadian Tire Corp., Ltd. Class A                            10,266    1,118,239       0.0%
    Cenovus Energy, Inc.                                      1,183,744   18,750,505       0.2%
    Crescent Point Energy Corp.(22576C101)                    1,289,288   21,685,830       0.2%
    Crescent Point Energy Corp.(B67C8W8)                        374,472    6,309,347       0.1%
#*  Detour Gold Corp.                                           115,774    2,483,046       0.0%
    Eldorado Gold Corp.(284902103)                              109,318      460,229       0.0%
    Eldorado Gold Corp.(2307873)                                881,059    3,714,674       0.0%
    Empire Co., Ltd.                                            788,935   13,110,142       0.2%
#   Enbridge Income Fund Holdings, Inc.                          52,753    1,218,865       0.0%
    Encana Corp.                                              2,149,751   16,467,093       0.2%
    Fairfax Financial Holdings, Ltd.                             68,550   36,741,751       0.4%
    Finning International, Inc.                                 641,129   11,394,897       0.1%
    First Quantum Minerals, Ltd.                                 13,200      112,462       0.0%
#   Genworth MI Canada, Inc.                                    112,861    2,921,595       0.0%
    Goldcorp, Inc.(2676302)                                     668,943   13,478,026       0.2%
    Goldcorp, Inc.(380956409)                                   883,916   17,810,907       0.2%
    Hudson's Bay Co.                                             86,528    1,150,304       0.0%
    Husky Energy, Inc.                                        1,181,400   14,886,374       0.2%
    Industrial Alliance Insurance & Financial Services, Inc.    321,295   10,678,251       0.1%
*   Kinross Gold Corp.                                        4,408,637   25,122,941       0.3%
#*  Lundin Mining Corp.                                         904,499    3,553,981       0.0%
    Manulife Financial Corp.(56501R106)                         816,342   12,024,718       0.1%
    Manulife Financial Corp.(2492519)                         3,287,435   48,471,784       0.5%
    Maple Leaf Foods, Inc.                                       82,521    1,708,692       0.0%
#*  Pacific Exploration and Production Corp.                    483,824       91,927       0.0%
    Silver Wheaton Corp.                                        758,845   15,897,803       0.2%
#   Sun Life Financial, Inc.(2566124)                           866,399   29,554,377       0.3%
    Sun Life Financial, Inc.(866796105)                          83,136    2,834,938       0.0%
    Suncor Energy, Inc.(B3NB1P2)                              3,920,306  115,075,227       1.3%
    Suncor Energy, Inc.(867224107)                              985,458   28,942,901       0.3%
    Tahoe Resources, Inc.                                        28,464      401,994       0.0%
#   Teck Resources, Ltd. Class B                              1,123,435   13,753,058       0.2%
*   Tourmaline Oil Corp.                                        812,584   18,742,473       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                   127,382      379,598       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   1,293,025    3,864,544       0.1%
    West Fraser Timber Co., Ltd.                                 11,349      373,928       0.0%
    WSP Global, Inc.                                            148,118    4,982,913       0.1%
    Yamana Gold, Inc.                                         1,740,130    8,626,453       0.1%
                                                                        ------------       ---
TOTAL CANADA                                                             779,188,085       8.5%
                                                                        ------------       ---
DENMARK -- (1.6%)
    AP Moeller--Maersk A.S. Class A                               7,706   10,498,837       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
DENMARK -- (Continued)
    AP Moeller--Maersk A.S. Class B              19,275 $ 27,129,667       0.3%
    Carlsberg A.S. Class B                      214,971   20,955,870       0.2%
    Danske Bank A.S.                            713,686   20,193,421       0.2%
    DSV A.S.                                    255,065   10,737,761       0.1%
#*  H Lundbeck A.S.                              93,064    3,109,544       0.1%
    ISS A.S.                                    216,989    8,242,244       0.1%
    Jyske Bank A.S.                              10,335      422,955       0.0%
    Novozymes A.S. Class B                       47,990    2,301,706       0.0%
    Tryg A.S.                                    12,675      239,505       0.0%
    Vestas Wind Systems A.S.                    766,236   54,848,737       0.6%
                                                        ------------       ---
TOTAL DENMARK                                            158,680,247       1.7%
                                                        ------------       ---
FINLAND -- (0.6%)
    Fortum Oyj                                  751,052   11,323,249       0.1%
    Neste Oyj                                   258,152    8,272,361       0.1%
#   Stora Enso Oyj Class R                    1,827,123   15,974,704       0.2%
    Stora Enso Oyj Sponsored ADR                 91,500      794,842       0.0%
    UPM-Kymmene Oyj                           1,157,203   22,151,261       0.3%
    UPM-Kymmene Oyj Sponsored ADR                69,300    1,333,332       0.0%
                                                        ------------       ---
TOTAL FINLAND                                             59,849,749       0.7%
                                                        ------------       ---
FRANCE -- (8.5%)
#   AXA SA                                    2,111,384   53,311,602       0.6%
    AXA SA Sponsored ADR                         13,692      346,681       0.0%
    BNP Paribas SA                            1,037,040   54,920,536       0.6%
*   Bollore SA(BZ0G303)                           7,465       29,096       0.0%
    Bollore SA(4572709)                       1,517,302    6,008,810       0.1%
#   Bouygues SA                                 709,374   23,671,060       0.2%
#   Casino Guichard Perrachon SA                178,667   10,633,318       0.1%
    CGG SA Sponsored ADR                          3,512        3,380       0.0%
    Cie de Saint-Gobain                       1,789,605   82,004,233       0.9%
    Cie Generale des Etablissements Michelin    334,818   34,971,754       0.4%
    CNP Assurances                              431,433    7,351,721       0.1%
    Credit Agricole SA                          802,226    8,879,635       0.1%
#   Electricite de France SA                    538,044    7,730,007       0.1%
#   Engie SA                                  3,727,183   61,474,073       0.7%
    Natixis SA                                2,277,633   12,567,833       0.1%
    Orange SA                                 4,969,645   82,565,290       0.9%
*   Peugeot SA                                1,856,241   29,915,457       0.3%
    Renault SA                                  637,211   61,483,066       0.7%
#   SCOR SE                                     340,596   11,602,633       0.1%
    Societe Generale SA                       1,935,625   76,161,346       0.8%
    STMicroelectronics NV                     1,809,335   11,124,540       0.1%
    Total SA                                  3,839,334  194,043,000       2.1%
                                                        ------------       ---
TOTAL FRANCE                                             830,799,071       9.0%
                                                        ------------       ---
GERMANY -- (7.1%)
    Allianz SE                                  730,758  124,322,294       1.3%
    Allianz SE Sponsored ADR                  2,811,910   47,914,946       0.5%
    Bayerische Motoren Werke AG                 972,382   89,958,516       1.0%
    Commerzbank AG                            1,603,495   15,036,544       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                     ---------- ------------ ---------------
GERMANY -- (Continued)
    Daimler AG                                        2,326,914 $162,131,549       1.8%
    Deutsche Bank AG(D18190898)                         771,660   14,630,674       0.2%
    Deutsche Bank AG(5750355)                           894,032   16,944,514       0.2%
#   Deutsche Lufthansa AG                               898,327   13,986,813       0.2%
    E.ON SE                                           7,340,371   76,076,858       0.8%
    Fraport AG Frankfurt Airport Services Worldwide     106,349    6,447,163       0.1%
    Hannover Rueck SE                                    39,134    4,473,835       0.0%
    HeidelbergCement AG                                 382,751   34,080,662       0.4%
#   K+S AG                                              148,481    3,706,126       0.0%
    Metro AG                                            427,942   13,652,924       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG       146,876   27,305,075       0.3%
    Osram Licht AG                                        4,587      239,528       0.0%
*   RWE AG                                              817,272   12,244,852       0.1%
*   Talanx AG                                           172,028    5,725,164       0.1%
    Telefonica Deutschland Holding AG                 1,391,339    7,079,073       0.1%
#   Volkswagen AG                                        84,122   13,433,987       0.1%
                                                                ------------       ---
TOTAL GERMANY                                                    689,391,097       7.5%
                                                                ------------       ---
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)                       799,198    2,894,346       0.0%
    Cathay Pacific Airways, Ltd.                      4,603,000    7,315,105       0.1%
    CK Hutchison Holdings, Ltd.                       1,848,484   22,102,671       0.2%
    FIH Mobile, Ltd.                                  3,246,000    1,394,001       0.0%
    Great Eagle Holdings, Ltd.                           31,101      125,981       0.0%
    Guoco Group, Ltd.                                     6,000       66,064       0.0%
    Hang Lung Group, Ltd.                             1,826,000    5,612,569       0.1%
    Hang Lung Properties, Ltd.                        4,892,000    9,740,825       0.1%
    Henderson Land Development Co., Ltd.                209,584    1,306,241       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)              780,131      929,660       0.0%
    Hopewell Holdings, Ltd.                             943,669    3,178,479       0.0%
    Kerry Properties, Ltd.                            2,409,000    6,561,685       0.1%
    MTR Corp., Ltd.                                     928,124    4,594,542       0.1%
    New World Development Co., Ltd.                  24,265,125   24,163,052       0.3%
    NWS Holdings, Ltd.                                1,982,496    3,016,389       0.0%
    Orient Overseas International, Ltd.                 402,500    1,529,739       0.0%
    Shangri-La Asia, Ltd.                             4,298,000    5,256,160       0.1%
#   Sino Land Co., Ltd.                               6,536,178   10,261,436       0.1%
    Sun Hung Kai Properties, Ltd.                     3,532,920   44,525,816       0.5%
    Swire Pacific, Ltd. Class A                       2,098,000   22,746,899       0.3%
    Swire Pacific, Ltd. Class B                         965,000    1,879,007       0.0%
    Wharf Holdings, Ltd. (The)                        3,746,990   20,228,569       0.2%
    Wheelock & Co., Ltd.                              3,582,000   16,537,174       0.2%
    Yue Yuen Industrial Holdings, Ltd.                  160,000      583,817       0.0%
                                                                ------------       ---
TOTAL HONG KONG                                                  216,550,227       2.4%
                                                                ------------       ---
IRELAND -- (0.3%)
*   Bank of Ireland                                  33,479,054   10,166,803       0.1%
    CRH P.L.C.                                          313,149    9,113,539       0.1%
    CRH P.L.C. Sponsored ADR                            215,216    6,264,938       0.1%
                                                                ------------       ---
TOTAL IRELAND                                                     25,545,280       0.3%
                                                                ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                          29,237 $  1,171,221       0.0%
    Bank Hapoalim BM                          3,220,797   16,591,362       0.2%
*   Bank Leumi Le-Israel BM                   3,064,622   11,389,086       0.1%
    Elbit Systems, Ltd.                           1,144      114,746       0.0%
    Israel Chemicals, Ltd.                       89,453      445,651       0.0%
    Mizrahi Tefahot Bank, Ltd.                  365,367    4,249,668       0.1%
                                                        ------------       ---
TOTAL ISRAEL                                              33,961,734       0.4%
                                                        ------------       ---
ITALY -- (1.3%)
    Eni SpA                                   3,275,027   53,503,894       0.6%
    Mediobanca SpA                              954,947    7,866,336       0.1%
*   Telecom Italia SpA Sponsored ADR          1,847,002   18,026,740       0.2%
    UniCredit SpA                            10,827,146   41,987,753       0.4%
    Unione di Banche Italiane SpA               303,234    1,288,926       0.0%
                                                        ------------       ---
TOTAL ITALY                                              122,673,649       1.3%
                                                        ------------       ---
JAPAN -- (19.1%)
    Aeon Co., Ltd.                            2,539,900   38,061,415       0.4%
    Aisin Seiki Co., Ltd.                       472,800   18,372,912       0.2%
    Amada Holdings Co., Ltd.                    542,100    5,446,201       0.1%
    Aoyama Trading Co., Ltd.                      7,700      287,091       0.0%
    Asahi Glass Co., Ltd.                     2,942,000   17,229,677       0.2%
    Asahi Kasei Corp.                         4,472,000   30,597,990       0.3%
    Bank of Kyoto, Ltd. (The)                   568,400    3,812,643       0.0%
    Brother Industries, Ltd.                    705,500    7,997,796       0.1%
    Canon Marketing Japan, Inc.                 131,800    2,362,155       0.0%
    Chiba Bank, Ltd. (The)                      873,000    4,408,668       0.1%
    Chugoku Bank, Ltd. (The)                    276,100    2,854,167       0.0%
#   Citizen Holdings Co., Ltd.                  689,600    3,889,755       0.0%
    Coca-Cola East Japan Co., Ltd.              123,400    2,260,799       0.0%
    Coca-Cola West Co., Ltd.                    159,107    4,312,832       0.1%
#   COMSYS Holdings Corp.                        56,400      848,007       0.0%
*   Concordia Financial Group, Ltd.           2,569,400   12,373,689       0.1%
    Dai Nippon Printing Co., Ltd.               927,000    8,693,833       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   1,614,800   19,409,398       0.2%
    Daido Steel Co., Ltd.                       205,000      692,662       0.0%
#   Daihatsu Motor Co., Ltd.                    581,500    7,760,148       0.1%
    Denka Co., Ltd.                             992,000    4,175,885       0.1%
    DIC Corp.                                 1,740,000    4,002,534       0.1%
    Ebara Corp.                                 673,000    3,064,241       0.0%
    Fuji Electric Co., Ltd.                     221,000      940,408       0.0%
    Fuji Media Holdings, Inc.                    74,400      842,525       0.0%
    FUJIFILM Holdings Corp.                     694,200   28,495,700       0.3%
    Fujitsu, Ltd.                             3,085,000   10,779,290       0.1%
    Fukuoka Financial Group, Inc.             1,218,000    4,163,722       0.1%
    Furukawa Electric Co., Ltd.                 429,680    1,051,996       0.0%
    Glory, Ltd.                                 185,800    6,085,185       0.1%
    Gunma Bank, Ltd. (The)                      650,397    2,575,126       0.0%
    H2O Retailing Corp.                         198,900    3,263,731       0.0%
    Hachijuni Bank, Ltd. (The)                  620,231    2,711,549       0.0%
    Hankyu Hanshin Holdings, Inc.             1,799,000   11,402,970       0.1%
    Hiroshima Bank, Ltd. (The)                  673,000    2,436,478       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi Capital Corp.                                   58,400 $ 1,247,287       0.0%
    Hitachi Chemical Co., Ltd.                             320,500   5,382,389       0.1%
#   Hitachi Construction Machinery Co., Ltd.               425,500   6,755,595       0.1%
    Hitachi High-Technologies Corp.                        101,600   2,749,056       0.0%
    Hitachi Metals, Ltd.                                   303,200   3,078,739       0.0%
    Hitachi Transport System, Ltd.                         105,000   1,759,650       0.0%
    Hitachi, Ltd.                                       10,760,000  49,304,745       0.5%
    Hokuhoku Financial Group, Inc.                       1,919,000   2,416,099       0.0%
    Honda Motor Co., Ltd.                                3,658,600  98,730,134       1.1%
#   House Foods Group, Inc.                                 65,300   1,252,965       0.0%
    Ibiden Co., Ltd.                                       459,900   5,787,632       0.1%
#   Idemitsu Kosan Co., Ltd.                               154,596   3,302,516       0.0%
#   IHI Corp.                                            1,136,000   2,463,415       0.0%
    Iida Group Holdings Co., Ltd.                          178,700   3,337,417       0.0%
    Inpex Corp.                                          2,118,600  16,842,533       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                       354,700   3,763,982       0.0%
    Isuzu Motors, Ltd.                                     112,300   1,201,641       0.0%
    ITOCHU Corp.                                         3,608,800  45,862,802       0.5%
    Iyo Bank, Ltd. (The)                                   433,600   2,849,233       0.0%
    J Front Retailing Co., Ltd.                            832,300   9,999,199       0.1%
    JFE Holdings, Inc.                                   1,657,100  23,254,644       0.3%
    Joyo Bank, Ltd. (The)                                1,061,000   3,697,701       0.0%
#   JSR Corp.                                              206,200   2,826,625       0.0%
    JTEKT Corp.                                            166,100   2,115,060       0.0%
    JX Holdings, Inc.                                    3,610,433  15,517,298       0.2%
    K's Holdings Corp.                                      71,300   2,396,300       0.0%
    Kamigumi Co., Ltd.                                     411,000   3,684,956       0.0%
    Kaneka Corp.                                         1,045,542   8,750,893       0.1%
    Kawasaki Heavy Industries, Ltd.                        741,000   2,078,245       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                          3,196,000   6,814,568       0.1%
    Kinden Corp.                                           207,000   2,431,255       0.0%
    Kobe Steel, Ltd.                                     9,880,000   9,486,968       0.1%
    Komatsu, Ltd.                                        1,596,200  27,414,596       0.3%
    Konica Minolta, Inc.                                 1,910,700  16,492,335       0.2%
    Kuraray Co., Ltd.                                    1,181,800  14,982,904       0.2%
    Kurita Water Industries, Ltd.                            7,500     180,345       0.0%
#   Kyocera Corp.                                          192,900   9,571,727       0.1%
    Kyocera Corp. Sponsored ADR                             25,197   1,229,614       0.0%
    Kyushu Financial Group, Inc.                           517,149   2,714,454       0.0%
    LIXIL Group Corp.                                      445,400   9,325,867       0.1%
    Marubeni Corp.                                       4,458,300  23,665,788       0.3%
    Mazda Motor Corp.                                    1,891,700  28,822,488       0.3%
    Medipal Holdings Corp.                                 149,600   2,366,853       0.0%
    Mitsubishi Chemical Holdings Corp.                   6,451,800  33,668,965       0.4%
    Mitsubishi Corp.                                       907,600  15,255,488       0.2%
    Mitsubishi Gas Chemical Co., Inc.                      743,000   4,074,472       0.1%
    Mitsubishi Heavy Industries, Ltd.                    6,110,000  21,718,668       0.2%
#   Mitsubishi Logistics Corp.                              31,000     423,803       0.0%
    Mitsubishi Materials Corp.                           5,182,000  16,436,171       0.2%
    Mitsubishi UFJ Financial Group, Inc.                21,459,506  99,031,588       1.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,781,372  21,994,311       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.               653,400   2,847,612       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                           ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                        922,500 $11,268,559       0.1%
    Mitsui & Co., Ltd. Sponsored ADR           11,723   2,828,701       0.0%
    Mitsui Chemicals, Inc.                  3,169,800  10,512,760       0.1%
#   Mitsui OSK Lines, Ltd.                  2,191,000   4,655,970       0.1%
    Mizuho Financial Group, Inc.           53,298,800  79,890,176       0.9%
    Mizuho Financial Group, Inc. ADR          205,757     609,041       0.0%
    MS&AD Insurance Group Holdings, Inc.      434,953  11,487,751       0.1%
    NEC Corp.                              10,595,101  25,786,075       0.3%
    NH Foods, Ltd.                            179,536   4,001,748       0.1%
    NHK Spring Co., Ltd.                      455,600   4,010,147       0.1%
#   Nikon Corp.                               597,000   8,702,708       0.1%
#   Nippo Corp.                               148,000   2,453,928       0.0%
    Nippon Electric Glass Co., Ltd.           633,000   3,351,372       0.0%
    Nippon Express Co., Ltd.                3,185,238  14,535,577       0.2%
#   Nippon Paper Industries Co., Ltd.         334,100   6,419,948       0.1%
    Nippon Shokubai Co., Ltd.                  61,300   3,175,086       0.0%
    Nippon Steel & Sumitomo Metal Corp.     2,021,593  42,064,816       0.5%
    Nippon Yusen K.K.                       7,713,000  15,109,941       0.2%
    Nissan Motor Co., Ltd.                  6,015,000  53,377,246       0.6%
    Nisshinbo Holdings, Inc.                  305,000   3,320,989       0.0%
    NOK Corp.                                 289,420   4,796,768       0.1%
    Nomura Holdings, Inc.                   5,628,500  23,914,152       0.3%
    Nomura Real Estate Holdings, Inc.         145,100   2,651,742       0.0%
    NTN Corp.                                 941,000   2,915,868       0.0%
    Obayashi Corp.                            279,682   2,740,976       0.0%
    Oji Holdings Corp.                      3,534,000  14,512,508       0.2%
    Otsuka Holdings Co., Ltd.                 205,800   8,023,011       0.1%
#   Resona Holdings, Inc.                   6,939,500  24,532,960       0.3%
    Ricoh Co., Ltd.                         3,215,400  32,767,881       0.4%
    Rohm Co., Ltd.                            104,600   4,526,639       0.1%
    Sankyo Co., Ltd.                           82,500   3,123,543       0.0%
    SBI Holdings, Inc.                        363,400   3,762,540       0.0%
    Sega Sammy Holdings, Inc.                 198,600   2,162,428       0.0%
    Seino Holdings Co., Ltd.                  264,400   2,687,205       0.0%
    Sekisui Chemical Co., Ltd.                105,000   1,312,297       0.0%
    Sekisui House, Ltd.                     1,442,200  25,041,397       0.3%
    Shinsei Bank, Ltd.                      2,649,000   3,712,776       0.0%
    Shizuoka Bank, Ltd. (The)                 864,000   6,403,711       0.1%
    Showa Shell Sekiyu K.K.                   231,300   2,413,779       0.0%
    SKY Perfect JSAT Holdings, Inc.           524,100   2,789,954       0.0%
    Sojitz Corp.                            1,985,300   3,967,088       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.      260,500   6,839,691       0.1%
    Sony Corp.                                 57,600   1,395,164       0.0%
    Sony Corp. Sponsored ADR                  660,298  15,913,182       0.2%
    Sumitomo Chemical Co., Ltd.             6,896,000  31,168,687       0.3%
#   Sumitomo Corp.                            743,000   7,855,188       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.       128,500   1,654,150       0.0%
    Sumitomo Electric Industries, Ltd.      2,829,000  34,031,836       0.4%
    Sumitomo Forestry Co., Ltd.               493,000   5,691,825       0.1%
    Sumitomo Heavy Industries, Ltd.         1,822,000   7,657,098       0.1%
    Sumitomo Metal Mining Co., Ltd.         1,243,000  14,024,114       0.2%
    Sumitomo Mitsui Financial Group, Inc.   2,794,500  84,091,227       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Trust Holdings, Inc.      4,977,629 $   15,300,637       0.2%
    Sumitomo Rubber Industries, Ltd.            503,000      7,657,445       0.1%
    Suzuken Co., Ltd.                           122,000      4,180,710       0.1%
    T&D Holdings, Inc.                        2,073,500     19,848,505       0.2%
    Taiheiyo Cement Corp.                       569,000      1,505,582       0.0%
    Takashimaya Co., Ltd.                       753,634      5,502,144       0.1%
    TDK Corp.                                   492,800     28,835,613       0.3%
    Teijin, Ltd.                              3,858,450     13,814,171       0.2%
    THK Co., Ltd.                               131,300      2,607,998       0.0%
    Tokai Rika Co., Ltd.                        165,500      3,064,342       0.0%
    Tokio Marine Holdings, Inc.                  91,900      3,007,195       0.0%
    Tokyo Broadcasting System Holdings, Inc.     20,600        283,336       0.0%
    Tokyo Tatemono Co., Ltd.                     28,600        377,621       0.0%
    Toppan Printing Co., Ltd.                   870,000      7,438,828       0.1%
    Tosoh Corp.                               1,636,000      7,477,779       0.1%
    Toyo Seikan Group Holdings, Ltd.            269,149      5,306,206       0.1%
    Toyoda Gosei Co., Ltd.                      203,600      3,754,147       0.0%
    Toyota Industries Corp.                      54,300      2,355,965       0.0%
    Toyota Motor Corp.                           81,400      4,126,142       0.1%
    Toyota Tsusho Corp.                         923,500     20,902,832       0.2%
    Ube Industries, Ltd.                      3,078,000      5,846,009       0.1%
    Ushio, Inc.                                  36,800        500,513       0.0%
    Wacoal Holdings Corp.                       172,000      2,073,858       0.0%
#   Yamada Denki Co., Ltd.                    1,254,400      6,314,979       0.1%
    Yamaguchi Financial Group, Inc.             358,148      3,328,915       0.0%
    Yokohama Rubber Co., Ltd. (The)             266,800      4,472,800       0.1%
                                                        --------------      ----
TOTAL JAPAN                                              1,857,550,965      20.2%
                                                        --------------      ----
NETHERLANDS -- (3.0%)
    Aegon NV                                  2,643,678     15,199,387       0.2%
    Akzo Nobel NV                                32,447      2,305,249       0.0%
    ArcelorMittal(B03XPL1)                    4,999,724     28,224,060       0.3%
    ArcelorMittal(B295F26)                    1,085,424      6,110,937       0.1%
    Boskalis Westminster                        192,237      8,016,865       0.1%
    ING Groep NV                              6,261,830     76,728,813       0.8%
    ING Groep NV Sponsored ADR                1,202,410     14,753,571       0.1%
    Koninklijke DSM NV                          700,750     43,009,619       0.5%
#   Koninklijke KPN NV                        3,251,631     12,777,781       0.1%
    Koninklijke Philips NV(500472303)           564,606     15,532,311       0.2%
    Koninklijke Philips NV(5986622)           2,397,124     65,869,543       0.7%
    NN Group NV                                 233,293      8,098,190       0.1%
*   TNT Express NV                               72,118        654,671       0.0%
                                                        --------------      ----
TOTAL NETHERLANDS                                          297,280,997       3.2%
                                                        --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.        645,779      2,770,210       0.0%
    Fletcher Building, Ltd.                     824,808      4,794,755       0.1%
    Fonterra Co-operative Group, Ltd.            83,617        338,998       0.0%
                                                        --------------      ----
TOTAL NEW ZEALAND                                            7,903,963       0.1%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- ------------ ---------------
NORWAY -- (0.8%)
    DNB ASA                               1,278,210 $ 16,356,510       0.2%
    Norsk Hydro ASA                       3,177,505   13,825,272       0.2%
    Norsk Hydro ASA Sponsored ADR            59,900      256,372       0.0%
*   Seadrill, Ltd.                          764,010    3,651,968       0.0%
    Statoil ASA                           1,375,001   24,201,796       0.3%
    Statoil ASA Sponsored ADR               592,648   10,424,678       0.1%
*   Storebrand ASA                          777,915    3,294,654       0.0%
*   Subsea 7 SA                             333,249    3,057,629       0.0%
    Yara International ASA                   22,709      908,314       0.0%
                                                    ------------       ---
TOTAL NORWAY                                          75,977,193       0.8%
                                                    ------------       ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA               2,631,973           --       0.0%
    EDP Renovaveis SA                       541,158    4,218,526       0.0%
                                                    ------------       ---
TOTAL PORTUGAL                                         4,218,526       0.0%
                                                    ------------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                      4,480,600   10,320,729       0.1%
    City Developments, Ltd.               1,110,600    6,869,469       0.1%
    DBS Group Holdings, Ltd.                343,487    3,885,207       0.0%
    Frasers Centrepoint, Ltd.               453,300      562,150       0.0%
    Golden Agri-Resources, Ltd.          12,926,000    3,834,519       0.0%
    Hutchison Port Holdings Trust        16,251,500    7,214,545       0.1%
    Keppel Corp., Ltd.                    3,274,700   13,086,450       0.2%
    Olam International, Ltd.                530,200      649,444       0.0%
    Oversea-Chinese Banking Corp., Ltd.     199,985    1,299,121       0.0%
    SembCorp Industries, Ltd.             1,345,900    2,876,874       0.0%
    Singapore Airlines, Ltd.              2,389,100   20,394,511       0.2%
    United Industrial Corp., Ltd.         1,994,413    4,294,404       0.1%
    UOL Group, Ltd.                       1,065,964    4,854,108       0.1%
    Wilmar International, Ltd.            3,687,700   10,130,019       0.1%
                                                    ------------       ---
TOTAL SINGAPORE                                       90,271,550       1.0%
                                                    ------------       ---
SPAIN -- (2.9%)
    Acciona SA                               34,431    2,763,139       0.0%
    Banco de Sabadell SA(B1X8QN2)         9,301,520   17,822,513       0.2%
    Banco de Sabadell SA(BYXHFS8)           270,326      516,617       0.0%
    Banco Popular Espanol SA              3,700,233   10,089,338       0.1%
    Banco Santander SA                   30,476,654  154,770,173       1.7%
    Banco Santander SA Sponsored ADR        784,463    3,945,849       0.0%
    CaixaBank SA                          1,381,781    4,171,190       0.1%
    Iberdrola SA                          7,788,549   55,444,651       0.6%
    Mapfre SA                             1,275,685    3,245,183       0.0%
    Repsol SA                             2,006,322   26,436,215       0.3%
                                                    ------------       ---
TOTAL SPAIN                                          279,204,868       3.0%
                                                    ------------       ---
SWEDEN -- (2.7%)
    Boliden AB                            1,273,315   22,270,709       0.2%
    Holmen AB Class A                         2,983      101,555       0.0%
    ICA Gruppen AB                            2,667       87,688       0.0%
    Meda AB Class A                         288,268    5,327,198       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
SWEDEN -- (Continued)
    Millicom International Cellular SA                12,952 $    749,914       0.0%
    Nordea Bank AB                                 2,798,224   27,199,131       0.3%
    Skandinaviska Enskilda Banken AB Class A       3,806,534   36,392,900       0.4%
    Skandinaviska Enskilda Banken AB Class C          25,796      257,763       0.0%
    Svenska Cellulosa AB SCA Class A                  66,008    2,089,053       0.0%
    Svenska Cellulosa AB SCA Class B               2,105,645   66,436,504       0.7%
    Svenska Handelsbanken AB Class A                 794,823   10,603,055       0.1%
    Svenska Handelsbanken AB Class B                   3,434       47,719       0.0%
    Swedbank AB Class A                              333,310    7,195,765       0.1%
    Tele2 AB Class B                                 840,482    8,030,569       0.1%
    Telefonaktiebolaget LM Ericsson Class A           28,098      231,837       0.0%
    Telefonaktiebolaget LM Ericsson Class B        4,879,427   39,535,104       0.4%
    Telefonaktiebolaget LM Ericsson Sponsored ADR    834,580    6,751,752       0.1%
    Telia Co AB                                    5,789,696   27,689,594       0.3%
                                                             ------------       ---
TOTAL SWEDEN                                                  260,997,810       2.8%
                                                             ------------       ---
SWITZERLAND -- (8.0%)
    ABB, Ltd.                                      4,800,878  101,635,858       1.1%
    ABB, Ltd. Sponsored ADR                          271,992    5,741,751       0.1%
    Adecco SA                                        640,328   41,335,373       0.4%
    Baloise Holding AG                               200,163   24,811,491       0.3%
    Banque Cantonale Vaudoise                            468      323,137       0.0%
    Cie Financiere Richemont SA                    1,271,917   84,811,693       0.9%
    Clariant AG                                      951,816   18,033,650       0.2%
    Credit Suisse Group AG                           864,216   13,152,035       0.1%
    Credit Suisse Group AG Sponsored ADR             996,834   15,161,845       0.2%
*   Dufry AG                                           8,748    1,153,143       0.0%
    Julius Baer Group, Ltd.                          126,441    5,418,726       0.1%
    LafargeHolcim, Ltd.(7110753)                     885,461   44,959,700       0.5%
*   LafargeHolcim, Ltd.(BZ3DNX4)                     483,224   24,354,264       0.3%
    Lonza Group AG                                    35,611    5,939,496       0.1%
    Novartis AG                                    1,144,421   87,092,965       0.9%
    Novartis AG Sponsored ADR                          6,178      469,343       0.0%
    Swatch Group AG (The)(7184736)                   148,927    9,964,123       0.1%
#   Swatch Group AG (The)(7184725)                   121,282   41,379,165       0.4%
    Swiss Life Holding AG                             62,475   15,800,967       0.2%
    Swiss Re AG                                    1,037,390   92,201,704       1.0%
    UBS Group AG(BRJL176)                          3,448,485   59,781,035       0.7%
*   UBS Group AG(H42097107)                          500,015    8,635,259       0.1%
    Zurich Insurance Group AG                        343,651   77,109,860       0.8%
                                                             ------------       ---
TOTAL SWITZERLAND                                             779,266,583       8.5%
                                                             ------------       ---
UNITED KINGDOM -- (17.3%)
    Anglo American P.L.C.                          3,284,169   36,734,311       0.4%
    Antofagasta P.L.C.                                63,613      450,524       0.0%
    Aviva P.L.C.                                   1,268,709    8,037,896       0.1%
    Barclays P.L.C.                                3,516,286    8,828,550       0.1%
    Barclays P.L.C. Sponsored ADR                  5,022,571   50,476,839       0.6%
    Barratt Developments P.L.C.                    1,006,942    7,841,457       0.1%
    BHP Billiton P.L.C.                              767,576   10,488,541       0.1%
    BHP Billiton P.L.C. ADR                          268,993    7,416,137       0.1%
    BP P.L.C.                                      2,461,861   13,563,329       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      BP P.L.C. Sponsored ADR                            10,320,587 $  346,565,316        3.8%
      Carnival P.L.C.                                       204,531     10,201,772        0.1%
      Carnival P.L.C. ADR                                    64,057      3,238,081        0.0%
*     CYBG P.L.C.                                            79,451        259,765        0.0%
      Glencore P.L.C.                                    22,997,045     54,961,059        0.6%
      HSBC Holdings P.L.C.                               22,027,686    145,974,714        1.6%
      HSBC Holdings P.L.C. Sponsored ADR                  2,977,884     99,252,873        1.1%
      Investec P.L.C.                                       243,094      1,861,617        0.0%
#     J Sainsbury P.L.C.                                  6,300,339     26,655,551        0.3%
      Kingfisher P.L.C.                                   6,635,761     35,353,506        0.4%
      Lloyds Banking Group P.L.C. ADR                       742,377      2,962,084        0.0%
      Old Mutual P.L.C.                                   5,037,958     13,696,987        0.2%
      Pearson P.L.C. Sponsored ADR                        1,176,118     13,807,625        0.2%
*     Royal Bank of Scotland Group P.L.C.                 4,034,018     13,571,835        0.2%
*     Royal Bank of Scotland Group P.L.C. Sponsored ADR     409,166      2,770,054        0.0%
      Royal Dutch Shell P.L.C. Class A                    2,118,295     55,484,923        0.6%
      Royal Dutch Shell P.L.C. Class B                      255,146      6,698,825        0.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A     2,631,838    139,197,892        1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B     3,699,017    197,342,557        2.1%
      Royal Mail P.L.C.                                     414,453      2,951,966        0.0%
      Standard Chartered P.L.C.                           3,430,355     27,726,213        0.3%
      Vodafone Group P.L.C.                              58,351,986    188,000,632        2.0%
      Vodafone Group P.L.C. Sponsored ADR                 4,011,201    131,326,730        1.4%
#     WM Morrison Supermarkets P.L.C.                     6,735,041     18,845,247        0.2%
                                                                    --------------      -----
TOTAL UNITED KINGDOM                                                 1,682,545,408       18.3%
                                                                    --------------      -----
TOTAL COMMON STOCKS                                                  8,995,719,755       97.8%
                                                                    --------------      -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Bayerische Motoren Werke AG                            44,086      3,510,096        0.0%
      Porsche Automobil Holding SE                          242,713     13,558,738        0.2%
      Volkswagen AG                                         396,506     57,518,392        0.6%
                                                                    --------------      -----
TOTAL GERMANY                                                           74,587,226        0.8%
                                                                    --------------      -----
TOTAL PREFERRED STOCKS                                                  74,587,226        0.8%
                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                          9,070,306,981
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund                     58,516,332    677,033,964        7.4%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,969,346,327)                 $9,747,340,945      106.0%
                                                                    ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia                   $   48,124,863 $  551,245,920   --    $  599,370,783
   Austria                                 --      8,597,516   --         8,597,516
   Belgium                          5,539,688    130,354,766   --       135,894,454
   Canada                         779,096,158         91,927   --       779,188,085
   Denmark                                 --    158,680,247   --       158,680,247
   Finland                          2,128,174     57,721,575   --        59,849,749
   France                             350,061    830,449,010   --       830,799,071
   Germany                         62,545,620    626,845,477   --       689,391,097
   Hong Kong                               --    216,550,227   --       216,550,227
   Ireland                          6,264,938     19,280,342   --        25,545,280
   Israel                                  --     33,961,734   --        33,961,734
   Italy                           18,026,740    104,646,909   --       122,673,649
   Japan                           54,948,538  1,802,602,427   --     1,857,550,965
   Netherlands                     36,396,819    260,884,178   --       297,280,997
   New Zealand                             --      7,903,963   --         7,903,963
   Norway                          14,333,018     61,644,175   --        75,977,193
   Portugal                                --      4,218,526   --         4,218,526
   Singapore                               --     90,271,550   --        90,271,550
   Spain                            4,462,466    274,742,402   --       279,204,868
   Sweden                           6,751,752    254,246,058   --       260,997,810
   Switzerland                     30,008,198    749,258,385   --       779,266,583
   United Kingdom                 994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
   Germany                                 --     74,587,226   --        74,587,226
Securities Lending Collateral              --    677,033,964   --       677,033,964
Futures Contracts**                 1,200,017             --   --         1,200,017
Forward Currency Contracts**               --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL                          $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
#   Accordia Golf Co., Ltd.                         350,289 $ 3,325,185       0.1%
    Adastria Co., Ltd.                              194,640   6,450,516       0.3%
#   Aeon Fantasy Co., Ltd.                           49,332   1,087,636       0.1%
*   AGORA Hospitality Group Co., Ltd.               591,000     218,986       0.0%
    Ahresty Corp.                                   123,400     805,465       0.0%
*   Aigan Co., Ltd.                                  79,000     158,080       0.0%
    Aisan Industry Co., Ltd.                        201,800   1,494,278       0.1%
#*  Akebono Brake Industry Co., Ltd.                436,100   1,125,409       0.1%
#   Alpen Co., Ltd.                                 109,300   1,865,224       0.1%
    Alpha Corp.                                      30,400     279,892       0.0%
    Alpine Electronics, Inc.                        277,500   3,415,550       0.1%
    Amiyaki Tei Co., Ltd.                            23,800     937,402       0.0%
#   Amuse, Inc.                                      51,598   1,057,725       0.1%
*   Anrakutei Co., Ltd.                              22,000      92,894       0.0%
    AOI Pro, Inc.                                    44,800     355,667       0.0%
#   AOKI Holdings, Inc.                             268,400   3,114,379       0.1%
    Aoyama Trading Co., Ltd.                        304,000  11,334,508       0.4%
    Arata Corp.                                      20,400     461,516       0.0%
    Arcland Sakamoto Co., Ltd.                      176,200   1,829,509       0.1%
    ARCLAND SERVICE Co., Ltd.                         9,000     252,119       0.0%
    Asahi Broadcasting Corp.                         21,200     129,019       0.0%
    Asahi Co., Ltd.                                  92,300   1,369,018       0.1%
    Asante, Inc.                                      6,900      93,932       0.0%
    Asatsu-DK, Inc.                                 198,500   4,928,974       0.2%
#   Ashimori Industry Co., Ltd.                     254,000     353,894       0.0%
#   Atom Corp.                                      251,000   1,527,646       0.1%
    Atsugi Co., Ltd.                                743,000     791,030       0.0%
#   Autobacs Seven Co., Ltd.                        398,500   6,875,441       0.3%
#   Avex Group Holdings, Inc.                       225,400   2,825,217       0.1%
    Belluna Co., Ltd.                               246,500   1,239,340       0.1%
    Best Denki Co., Ltd.                            351,100     376,377       0.0%
    Bic Camera, Inc.                                483,600   4,710,374       0.2%
#   Bookoff Corp.                                    59,400     483,958       0.0%
#   Broccoli Co., Ltd.                               28,000      92,905       0.0%
    BRONCO BILLY Co., Ltd.                           42,500   1,182,752       0.1%
    Calsonic Kansei Corp.                         1,015,000   6,932,572       0.3%
#   Can Do Co., Ltd.                                 63,500     954,852       0.0%
    Central Sports Co., Ltd.                         31,800     673,500       0.0%
    CHIMNEY Co., Ltd.                                26,600     716,318       0.0%
    Chiyoda Co., Ltd.                                76,600   1,977,576       0.1%
    Chofu Seisakusho Co., Ltd.                       83,800   1,938,064       0.1%
    Chori Co., Ltd.                                  71,800   1,033,877       0.0%
    Chuo Spring Co., Ltd.                           196,000     535,894       0.0%
#   Clarion Co., Ltd.                               665,000   2,016,821       0.1%
    Cleanup Corp.                                   129,700     837,586       0.0%
#   Colowide Co., Ltd.                              347,000   5,652,356       0.2%
    Corona Corp.                                     80,100     784,106       0.0%
*   Cross Plus, Inc.                                 15,000      84,369       0.0%
    DA Consortium, Inc.                             118,700     886,013       0.0%
    Daido Metal Co., Ltd.                           184,600   1,356,199       0.1%
#   Daidoh, Ltd.                                    137,200     603,256       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Daiichikosho Co., Ltd.                          189,100 $7,927,406       0.3%
#   Daikoku Denki Co., Ltd.                          43,400    521,600       0.0%
    Dainichi Co., Ltd.                               49,300    273,779       0.0%
#   Daisyo Corp.                                     47,200    611,946       0.0%
#   DCM Holdings Co., Ltd.                          530,600  4,011,367       0.2%
    Descente, Ltd.                                  247,000  3,435,562       0.1%
    Doshisha Co., Ltd.                              141,100  2,649,246       0.1%
    Doutor Nichires Holdings Co., Ltd.              184,486  3,238,884       0.1%
    Dunlop Sports Co., Ltd.                          75,300    687,342       0.0%
    Dynic Corp.                                     174,000    241,671       0.0%
    Eagle Industry Co., Ltd.                        147,200  1,935,312       0.1%
#   EDION Corp.                                     513,900  4,158,076       0.2%
#   Exedy Corp.                                     193,000  4,504,703       0.2%
#   F-Tech, Inc.                                     32,100    303,509       0.0%
    FCC Co., Ltd.                                   209,700  3,505,337       0.1%
    Fields Corp.                                     67,800  1,009,400       0.0%
    Fine Sinter Co., Ltd.                            49,000    161,189       0.0%
#   First Juken Co., Ltd.                            19,600    230,435       0.0%
    Foster Electric Co., Ltd.                       130,500  2,715,396       0.1%
    France Bed Holdings Co., Ltd.                   138,200  1,272,814       0.1%
#   FTGroup Co., Ltd.                                56,700    362,518       0.0%
    Fuji Co., Ltd.                                  109,900  2,445,163       0.1%
    Fuji Corp., Ltd.                                131,000    826,664       0.0%
    Fuji Kiko Co., Ltd.                             137,400    545,804       0.0%
#   Fuji Kyuko Co., Ltd.                            214,000  2,860,526       0.1%
    Fuji Oozx, Inc.                                   6,000     23,816       0.0%
    Fujibo Holdings, Inc.                           671,000  1,304,461       0.1%
#   Fujikura Rubber, Ltd.                            80,200    323,585       0.0%
#   Fujishoji Co., Ltd.                              34,400    317,214       0.0%
#   Fujita Kanko, Inc.                              134,000    579,912       0.0%
    Fujitsu General, Ltd.                           370,000  6,396,908       0.3%
    FuKoKu Co., Ltd.                                 40,800    325,636       0.0%
#*  Funai Electric Co., Ltd.                         39,800    333,716       0.0%
#   Furukawa Battery Co., Ltd. (The)                 89,000    544,215       0.0%
#   Futaba Industrial Co., Ltd.                     320,000  1,481,159       0.1%
    G-7 Holdings, Inc.                               29,200    323,518       0.0%
    G-Tekt Corp.                                    100,000  1,049,170       0.1%
    Gakken Holdings Co., Ltd.                       313,000    706,732       0.0%
#   Genki Sushi Co., Ltd.                             9,700    188,390       0.0%
    Geo Holdings Corp.                              213,200  3,520,971       0.1%
#   GLOBERIDE, Inc.                                  62,299    778,654       0.0%
#   Gourmet Kineya Co., Ltd.                         85,000    787,195       0.0%
    GSI Creos Corp.                                 306,000    320,812       0.0%
#   Gulliver International Co., Ltd.                387,900  3,812,936       0.2%
    Gunze, Ltd.                                   1,080,000  3,017,985       0.1%
#   H-One Co., Ltd.                                  67,500    326,713       0.0%
    H2O Retailing Corp.                              14,800    242,852       0.0%
    Hagihara Industries, Inc.                        26,600    627,744       0.0%
    Hakuyosha Co., Ltd.                              65,000    152,422       0.0%
    Happinet Corp.                                   93,800    783,226       0.0%
    Hard Off Corp. Co., Ltd.                         55,700    761,045       0.0%
    Haruyama Trading Co., Ltd.                       47,900    346,719       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Heiwa Corp.                                      87,600 $1,840,099       0.1%
    HI-LEX Corp.                                     56,000  1,444,414       0.1%
    Hiday Hidaka Corp.                               89,947  2,126,858       0.1%
#   Himaraya Co., Ltd.                               35,900    337,029       0.0%
#   Hiramatsu, Inc.                                 160,700  1,031,159       0.0%
#   HIS Co., Ltd.                                    44,000  1,086,736       0.1%
#   Honeys Co., Ltd.                                106,040  1,094,521       0.1%
#   Hoosiers Holdings                               181,100    823,307       0.0%
    Ichibanya Co., Ltd.                               7,829    495,071       0.0%
#   Ichikoh Industries, Ltd.                        286,000    637,408       0.0%
#   IJT Technology Holdings Co., Ltd.               124,680    304,409       0.0%
#   Imasen Electric Industrial                       89,600    788,450       0.0%
#   Imperial Hotel, Ltd.                             13,000    288,883       0.0%
    Intage Holdings, Inc.                            84,800  1,080,580       0.1%
*   Izuhakone Railway Co., Ltd.                         300         --       0.0%
#*  Izutsuya Co., Ltd.                              617,000    292,034       0.0%
#*  Janome Sewing Machine Co., Ltd.                 106,400    578,979       0.0%
    Japan Wool Textile Co., Ltd. (The)              343,000  2,394,743       0.1%
#   Jin Co., Ltd.                                    80,000  2,950,946       0.1%
    Joban Kosan Co., Ltd.                           342,000    482,916       0.0%
    Joshin Denki Co., Ltd.                          205,000  1,626,725       0.1%
#   JP-Holdings, Inc.                               298,800  1,090,728       0.1%
#   JVC Kenwood Corp.                               885,430  2,200,568       0.1%
#   K's Holdings Corp.                              182,200  6,123,505       0.2%
*   Kadokawa Dwango                                 246,233  3,490,973       0.1%
#   Kappa Create Co., Ltd.                           41,600    482,254       0.0%
    Kasai Kogyo Co., Ltd.                           138,300  1,326,076       0.1%
    Kawai Musical Instruments Manufacturing Co.,
      Ltd.                                           45,200    822,977       0.0%
    Keihin Corp.                                    267,500  3,886,736       0.2%
#   Keiyo Co., Ltd.                                 176,200    857,212       0.0%
#   KFC Holdings Japan, Ltd.                         75,000  1,349,680       0.1%
#*  Kintetsu Department Store Co., Ltd.             169,000    468,180       0.0%
    Kinugawa Rubber Industrial Co., Ltd.            282,000  1,963,537       0.1%
    Kitamura Co., Ltd.                                2,000     14,929       0.0%
*   KNT-CT Holdings Co., Ltd.                       643,000    945,443       0.0%
#   Kohnan Shoji Co., Ltd.                          188,500  3,215,139       0.1%
#*  Kojima Co., Ltd.                                162,600    387,742       0.0%
#   Komatsu Seiren Co., Ltd.                        134,400    745,427       0.0%
#   Komehyo Co., Ltd.                                17,400    220,256       0.0%
#   Komeri Co., Ltd.                                191,400  4,799,670       0.2%
#   Konaka Co., Ltd.                                117,560    569,428       0.0%
    Koshidaka Holdings Co., Ltd.                     50,000    983,188       0.0%
#   Kourakuen Holdings Corp.                         39,800    549,686       0.0%
    KU Holdings Co., Ltd.                           130,900    859,735       0.0%
    Kura Corp.                                       69,200  2,973,962       0.1%
    Kurabo Industries, Ltd.                       1,241,000  2,180,100       0.1%
#   KYB Corp.                                     1,140,000  3,809,817       0.2%
#   Kyoritsu Maintenance Co., Ltd.                   70,831  5,386,624       0.2%
#   Kyoto Kimono Yuzen Co., Ltd.                      2,400     20,135       0.0%
#*  Laox Co., Ltd.                                  148,000    153,270       0.0%
    LEC, Inc.                                        41,600    516,955       0.0%
    Look, Inc.                                      228,000    347,991       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Mamiya-Op Co., Ltd.                           258,000 $   341,312       0.0%
    Mars Engineering Corp.                         49,100     883,541       0.0%
#*  Maruei Department Store Co., Ltd.              17,000      14,374       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                 29,800      99,953       0.0%
#   Matsuya Co., Ltd.                              68,700     539,867       0.0%
#   Matsuya Foods Co., Ltd.                        48,000   1,240,171       0.1%
    Meiko Network Japan Co., Ltd.                 126,400   1,394,073       0.1%
    Meiwa Estate Co., Ltd.                         56,900     317,709       0.0%
    Mikuni Corp.                                  118,000     380,154       0.0%
#   Misawa Homes Co., Ltd.                        164,000   1,132,064       0.1%
    Mitsuba Corp.                                 208,690   2,987,658       0.1%
    Mitsui Home Co., Ltd.                         165,000     754,811       0.0%
#   Mizuno Corp.                                  582,000   2,764,778       0.1%
    Monogatari Corp. (The)                         25,700   1,213,032       0.1%
#   Mr Max Corp.                                   99,200     269,948       0.0%
    Murakami Corp.                                 11,000     144,959       0.0%
    Musashi Seimitsu Industry Co., Ltd.           129,900   2,479,556       0.1%
    Nafco Co., Ltd.                                33,300     548,776       0.0%
    Nagawa Co., Ltd.                                9,700     251,370       0.0%
#*  Naigai Co., Ltd.                              985,000     419,948       0.0%
    Nakayamafuku Co., Ltd.                          9,500      64,961       0.0%
#   Next Co., Ltd.                                282,000   3,153,394       0.1%
    Nice Holdings, Inc.                           444,000     559,890       0.0%
#   Nifco, Inc.                                   287,200  13,709,068       0.5%
    Nihon Eslead Corp.                             33,900     316,255       0.0%
#   Nihon House Holdings Co., Ltd.                229,200     772,519       0.0%
#   Nihon Plast Co., Ltd.                          39,000     316,533       0.0%
    Nihon Tokushu Toryo Co., Ltd.                  60,000     468,388       0.0%
    Nippon Felt Co., Ltd.                          58,200     239,958       0.0%
    Nippon Piston Ring Co., Ltd.                   48,600     648,456       0.0%
#   Nippon Seiki Co., Ltd.                        218,400   4,213,981       0.2%
    Nishikawa Rubber Co., Ltd.                     15,000     254,300       0.0%
#   Nishimatsuya Chain Co., Ltd.                  244,500   2,786,158       0.1%
    Nissan Shatai Co., Ltd.                        55,900     545,682       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.         208,000     505,320       0.0%
#   Nissei Build Kogyo Co., Ltd.                  329,000   1,228,739       0.1%
#*  Nissen Holdings Co., Ltd.                      59,900      72,243       0.0%
#   Nissin Kogyo Co., Ltd.                        223,700   3,093,851       0.1%
#   Nittan Valve Co., Ltd.                         82,800     221,711       0.0%
    Nojima Corp.                                  120,500   1,337,073       0.1%
    Ohashi Technica, Inc.                          35,700     391,334       0.0%
#   Ohsho Food Service Corp.                       66,700   2,126,778       0.1%
#   Onward Holdings Co., Ltd.                     736,000   5,077,481       0.2%
#   Ootoya Holdings Co., Ltd.                       1,400      25,807       0.0%
#   OPT Holding, Inc.                              79,200     489,267       0.0%
#   Otsuka Kagu, Ltd.                              38,600     493,431       0.0%
#   Pacific Industrial Co., Ltd.                  239,600   2,313,586       0.1%
#   Pal Co., Ltd.                                  70,200   1,704,708       0.1%
    PALTAC Corp.                                  195,534   3,470,486       0.1%
    PanaHome Corp.                                496,200   3,869,149       0.2%
    Parco Co., Ltd.                               114,700     966,007       0.0%
    Paris Miki Holdings, Inc.                     151,200     634,791       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    PC Depot Corp.                                   17,200 $  186,635       0.0%
    PIA Corp.                                        11,600    216,489       0.0%
    Piolax, Inc.                                     56,700  2,978,777       0.1%
#*  Pioneer Corp.                                 1,926,100  5,161,393       0.2%
#   Plenus Co., Ltd.                                133,800  2,454,169       0.1%
    Press Kogyo Co., Ltd.                           568,600  1,951,289       0.1%
#   Pressance Corp.                                  39,600  1,390,064       0.1%
    Proto Corp.                                      63,000    826,305       0.0%
    Renaissance, Inc.                                58,600    646,449       0.0%
#*  Renown, Inc.                                    306,000    337,527       0.0%
#   Resort Solution Co., Ltd.                       168,000    468,593       0.0%
    Rhythm Watch Co., Ltd.                          559,000    742,869       0.0%
    Riberesute Corp.                                 17,900    126,054       0.0%
#   Right On Co., Ltd.                               87,425  1,177,628       0.1%
    Riken Corp.                                     522,000  1,685,231       0.1%
    Ringer Hut Co., Ltd.                             84,600  1,763,884       0.1%
    Riso Kyoiku Co., Ltd.                            77,400    294,394       0.0%
    Round One Corp.                                 433,400  2,543,661       0.1%
    Royal Holdings Co., Ltd.                        179,200  3,419,422       0.1%
#   Sac's Bar Holdings, Inc.                        103,450  1,313,049       0.1%
    Saizeriya Co., Ltd.                             189,400  3,357,274       0.1%
#   Sakai Ovex Co., Ltd.                            298,000    454,900       0.0%
    San Holdings, Inc.                               15,400    196,226       0.0%
#   Sanden Holdings Corp.                           686,000  2,023,073       0.1%
    Sanei Architecture Planning Co., Ltd.            50,300    567,209       0.0%
    Sangetsu Co., Ltd.                              328,750  5,891,722       0.2%
#   Sanko Marketing Foods Co., Ltd.                  27,800    241,036       0.0%
    Sankyo Seiko Co., Ltd.                          183,400    628,828       0.0%
    Sanoh Industrial Co., Ltd.                      136,500    747,015       0.0%
#   Sanrio Co., Ltd.                                 64,700  1,272,044       0.1%
    Sanyo Electric Railway Co., Ltd.                207,000    962,708       0.0%
    Sanyo Housing Nagoya Co., Ltd.                   37,500    336,839       0.0%
#   Sanyo Shokai, Ltd.                              669,000  1,602,169       0.1%
#   Sato Restaurant Systems Co., Ltd.                85,100    626,007       0.0%
#   Scroll Corp.                                    166,300    643,175       0.0%
#   Seiko Holdings Corp.                            979,407  3,668,398       0.2%
    Seiren Co., Ltd.                                292,400  3,006,476       0.1%
#   Senshukai Co., Ltd.                             174,500  1,197,210       0.1%
#   Septeni Holdings Co., Ltd.                       75,800  1,795,468       0.1%
    Seria Co., Ltd.                                 118,300  6,954,448       0.3%
#*  Sharp Corp.                                     716,000    974,528       0.0%
#   Shidax Corp.                                     93,300    435,883       0.0%
    Shikibo, Ltd.                                   779,000    793,546       0.0%
    Shimachu Co., Ltd.                              297,200  6,916,991       0.3%
    Shimojima Co., Ltd.                              25,900    260,527       0.0%
    Shobunsha Publications, Inc.                    258,500  1,430,993       0.1%
#   Shochiku Co., Ltd.                               37,000    369,993       0.0%
    Shoei Co., Ltd.                                  10,500    158,938       0.0%
    Showa Corp.                                     317,500  2,756,784       0.1%
    SKY Perfect JSAT Holdings, Inc.                  80,400    427,995       0.0%
    SNT Corp.                                        86,200    486,546       0.0%
#   Soft99 Corp.                                     68,600    475,028       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Sotoh Co., Ltd.                                  41,400 $  376,624       0.0%
    SPK Corp.                                        19,800    365,014       0.0%
#   St Marc Holdings Co., Ltd.                       97,600  2,640,239       0.1%
    Starts Corp., Inc.                              162,200  3,370,679       0.1%
    Step Co., Ltd.                                   40,700    400,081       0.0%
    Studio Alice Co., Ltd.                           57,700  1,425,568       0.1%
    Suminoe Textile Co., Ltd.                       323,000    789,697       0.0%
    Sumitomo Forestry Co., Ltd.                     281,266  3,247,296       0.1%
    Sumitomo Riko Co., Ltd.                         231,500  1,986,288       0.1%
#   Sun Corp.                                         1,800     13,091       0.0%
    Suncall Corp.                                    27,000    116,744       0.0%
    T RAD Co., Ltd.                                 412,000    673,080       0.0%
#   T-Gaia Corp.                                    155,100  1,883,770       0.1%
    Tachi-S Co., Ltd.                               162,840  2,232,382       0.1%
    Tachikawa Corp.                                  50,800    329,809       0.0%
    Taiho Kogyo Co., Ltd.                            98,200  1,065,190       0.1%
#*  Takata Corp.                                    168,000    615,646       0.0%
    Take And Give Needs Co., Ltd.                    54,070    228,756       0.0%
    Takihyo Co., Ltd.                                76,000    295,910       0.0%
#   Tama Home Co., Ltd.                              95,900    385,210       0.0%
#   Tamron Co., Ltd.                                108,300  1,750,677       0.1%
#   TASAKI & Co., Ltd.                               28,300    399,286       0.0%
    TBK Co., Ltd.                                   115,600    417,604       0.0%
    Tigers Polymer Corp.                             50,600    283,039       0.0%
#   Toa Corp.                                       127,800  1,281,592       0.1%
#   Toabo Corp.                                      54,799    244,786       0.0%
#   Toei Animation Co., Ltd.                         20,700    924,217       0.0%
    Toei Co., Ltd.                                  409,000  3,169,709       0.1%
#   Tohokushinsha Film Corp.                         22,500    128,382       0.0%
    Tokai Rika Co., Ltd.                            140,800  2,607,005       0.1%
#   Token Corp.                                      46,650  3,653,578       0.2%
    Tokyo Dome Corp.                              1,134,200  4,831,684       0.2%
#   Tokyo Individualized Educational Institute,
      Inc.                                           82,100    529,513       0.0%
    Tokyotokeiba Co., Ltd.                          619,000  1,243,577       0.1%
#   Tokyu Recreation Co., Ltd.                       79,000    591,304       0.0%
    Tomy Co., Ltd.                                  374,293  2,636,669       0.1%
    Topre Corp.                                     264,300  5,203,428       0.2%
    Toridoll.corp                                   146,300  2,542,330       0.1%
    Tosho Co., Ltd.                                  43,800  1,607,739       0.1%
    Tow Co., Ltd.                                    26,700    166,929       0.0%
    Toyo Tire & Rubber Co., Ltd.                    123,800  1,851,512       0.1%
    TPR Co., Ltd.                                   131,000  3,301,352       0.1%
    TS Tech Co., Ltd.                               164,500  3,757,033       0.2%
    TSI Holdings Co., Ltd.                          430,795  2,747,175       0.1%
#   Tsukada Global Holdings, Inc.                   109,400    748,104       0.0%
    Tsukamoto Corp. Co., Ltd.                       190,000    189,788       0.0%
#   Tsutsumi Jewelry Co., Ltd.                       47,200    985,920       0.0%
    Tv Tokyo Holdings Corp.                          33,700    584,328       0.0%
    Tyo, Inc.                                       329,800    501,529       0.0%
#   U-Shin, Ltd.                                    114,300    729,935       0.0%
    Umenohana Co., Ltd.                               1,000     24,007       0.0%
    Unipres Corp.                                   230,700  4,059,668       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    United Arrows, Ltd.                             117,700 $  4,729,441       0.2%
#*  Unitika, Ltd.                                 3,247,000    1,599,008       0.1%
#   Universal Entertainment Corp.                    91,600    1,453,990       0.1%
#*  Usen Corp.                                      685,080    2,354,986       0.1%
#   Vector, Inc.                                      7,100      184,733       0.0%
#   Village Vanguard Co., Ltd.                       32,100      458,309       0.0%
    VT Holdings Co., Ltd.                           493,000    2,490,966       0.1%
#   Wacoal Holdings Corp.                           675,000    8,138,686       0.3%
#   WATAMI Co., Ltd.                                134,200    1,272,907       0.1%
    Workman Co., Ltd.                                 1,800       56,584       0.0%
    Wowow, Inc.                                      49,200    1,052,979       0.1%
#   Xebio Holdings Co., Ltd.                        156,500    2,496,270       0.1%
    Yachiyo Industry Co., Ltd.                       21,400      175,874       0.0%
    Yamato International, Inc.                        8,200       29,839       0.0%
    Yellow Hat, Ltd.                                 92,700    1,897,112       0.1%
#   Yomiuri Land Co., Ltd.                          239,000    1,130,517       0.1%
#   Yondoshi Holdings, Inc.                          46,020    1,112,555       0.1%
    Yorozu Corp.                                    110,100    2,203,092       0.1%
#   Yoshinoya Holdings Co., Ltd.                    323,100    4,105,954       0.2%
    Yutaka Giken Co., Ltd.                            3,100       61,313       0.0%
    Zenrin Co., Ltd.                                156,300    3,340,364       0.1%
    Zensho Holdings Co., Ltd.                       604,300    7,683,585       0.3%
#   Zojirushi Corp.                                 188,000    2,804,250       0.1%
                                                            ------------      ----
Total Consumer Discretionary                                 530,446,726      20.3%
                                                            ------------      ----
Consumer Staples -- (9.2%)
#   Aderans Co., Ltd.                               130,800      657,628       0.0%
#   Aeon Hokkaido Corp.                             273,900    1,297,767       0.1%
#   Ain Holdings, Inc.                              124,600    6,052,818       0.2%
    Arcs Co., Ltd.                                  195,000    4,577,910       0.2%
    Ariake Japan Co., Ltd.                           86,100    4,770,151       0.2%
    Artnature, Inc.                                  96,200      797,629       0.0%
    Axial Retailing, Inc.                            87,000    2,773,847       0.1%
    Belc Co., Ltd.                                   59,100    2,350,912       0.1%
#   C'BON Cosmetics Co., Ltd.                         2,400       52,202       0.0%
    Cawachi, Ltd.                                    88,000    2,061,109       0.1%
    Chubu Shiryo Co., Ltd.                          114,700      857,290       0.0%
#   Chuo Gyorui Co., Ltd.                            93,000      227,775       0.0%
#   Ci:z Holdings Co., Ltd.                         157,300    3,202,396       0.1%
    Coca-Cola East Japan Co., Ltd.                  116,700    2,138,049       0.1%
    Coca-Cola West Co., Ltd.                         96,000    2,602,223       0.1%
    Cocokara fine, Inc.                             105,760    4,711,189       0.2%
    Create SD Holdings Co., Ltd.                    164,400    3,942,167       0.2%
#   Daikokutenbussan Co., Ltd.                       35,800    1,608,986       0.1%
    Dydo Drinco, Inc.                                42,700    2,156,527       0.1%
#   Earth Chemical Co., Ltd.                         57,300    2,383,866       0.1%
    Eco's Co., Ltd.                                   4,600       59,730       0.0%
#*  euglena Co., Ltd.                                 7,400      103,951       0.0%
#   Fancl Corp.                                     137,500    1,835,251       0.1%
    Feed One Co., Ltd.                              812,440      895,032       0.0%
*   First Baking Co., Ltd.                          183,000      185,505       0.0%
    Fuji Oil Holdings, Inc.                         362,600    6,745,014       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Consumer Staples -- (Continued)
    Fujicco Co., Ltd.                               120,600 $ 2,568,825       0.1%
*   Fujiya Co., Ltd.                                 26,000      47,180       0.0%
#   Genky Stores, Inc.                               23,600     735,834       0.0%
    Hagoromo Foods Corp.                             39,000     435,973       0.0%
#*  Hayashikane Sangyo Co., Ltd.                    166,000     151,983       0.0%
    Heiwado Co., Ltd.                               182,000   3,731,288       0.2%
    Hokkaido Coca-Cola Bottling Co., Ltd.            87,000     483,964       0.0%
#   Hokuto Corp.                                    131,300   2,560,164       0.1%
#   House Foods Group, Inc.                          93,600   1,795,981       0.1%
#   Inageya Co., Ltd.                               175,100   2,293,485       0.1%
    Itochu-Shokuhin Co., Ltd.                        26,600   1,013,173       0.0%
#*  Itoham Yonekyu Holdings, Inc.                   886,927   6,743,646       0.3%
    J-Oil Mills, Inc.                               563,000   1,814,667       0.1%
#   Kakiyasu Honten Co., Ltd.                        27,100     474,627       0.0%
    Kameda Seika Co., Ltd.                           72,000   2,900,037       0.1%
    Kaneko Seeds Co., Ltd.                            2,200      21,603       0.0%
    Kansai Super Market, Ltd.                        18,300     152,439       0.0%
    Kato Sangyo Co., Ltd.                           118,000   2,900,997       0.1%
#   Kenko Mayonnaise Co., Ltd.                       50,300   1,056,461       0.0%
#   KEY Coffee, Inc.                                109,700   1,858,053       0.1%
    Kirindo Holdings Co., Ltd.                       29,300     270,843       0.0%
#   Kobe Bussan Co., Ltd.                            70,600   1,524,810       0.1%
#   Kotobuki Spirits Co., Ltd.                       91,200   1,774,558       0.1%
#   Kusuri No Aoki Co., Ltd.                         92,700   4,885,196       0.2%
#   Kyokuyo Co., Ltd.                               576,000   1,379,862       0.1%
    Life Corp.                                      165,100   4,412,947       0.2%
    Mandom Corp.                                    104,400   4,725,164       0.2%
    Marudai Food Co., Ltd.                          598,000   2,500,663       0.1%
    Maruha Nichiro Corp.                            225,007   5,021,615       0.2%
#   Maxvalu Nishinihon Co., Ltd.                      5,600      81,306       0.0%
#   Maxvalu Tokai Co., Ltd.                          49,300     785,875       0.0%
#   Medical System Network Co., Ltd.                 78,200     452,545       0.0%
#   Megmilk Snow Brand Co., Ltd.                    258,500   5,990,180       0.2%
    Meito Sangyo Co., Ltd.                           52,200     640,220       0.0%
    Milbon Co., Ltd.                                 66,576   2,917,779       0.1%
#   Ministop Co., Ltd.                               88,100   1,422,120       0.1%
    Mitsubishi Shokuhin Co., Ltd.                    79,600   2,054,420       0.1%
    Mitsui Sugar Co., Ltd.                          533,850   2,407,870       0.1%
#   Miyoshi Oil & Fat Co., Ltd.                     379,000     433,551       0.0%
    Morinaga & Co., Ltd.                          1,134,000   5,430,118       0.2%
    Morinaga Milk Industry Co., Ltd.              1,134,000   5,946,242       0.2%
    Morozoff, Ltd.                                  154,000     623,623       0.0%
    Nagatanien Holdings Co., Ltd.                   131,000   1,345,081       0.1%
    Nakamuraya Co., Ltd.                            184,000     770,955       0.0%
    Natori Co., Ltd.                                 28,800     443,579       0.0%
    Nichimo Co., Ltd.                               170,000     280,878       0.0%
    Nichirei Corp.                                1,501,000  13,065,011       0.5%
#   Nihon Chouzai Co., Ltd.                          27,560     907,031       0.0%
    Niitaka Co., Ltd.                                 2,060      26,795       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.       608,000   1,046,598       0.0%
    Nippon Flour Mills Co., Ltd.                    722,000   5,573,939       0.2%
    Nippon Suisan Kaisha, Ltd.                    1,480,200   8,181,294       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Consumer Staples -- (Continued)
    Nisshin Oillio Group, Ltd. (The)                679,000 $  2,885,774       0.1%
#   Nissin Sugar Co., Ltd.                           57,000      713,021       0.0%
    Nitto Fuji Flour Milling Co., Ltd.               64,000      209,102       0.0%
    Noevir Holdings Co., Ltd.                        61,300    1,741,559       0.1%
    Oenon Holdings, Inc.                            307,000      621,065       0.0%
#   OIE Sangyo Co., Ltd.                             20,900      167,378       0.0%
    Okuwa Co., Ltd.                                 117,000    1,253,917       0.1%
    Olympic Group Corp.                              63,100      338,089       0.0%
    OUG Holdings, Inc.                               29,000       62,614       0.0%
    Prima Meat Packers, Ltd.                        859,000    2,365,527       0.1%
    Qol Co., Ltd.                                    52,600      738,596       0.0%
    Riken Vitamin Co., Ltd.                          74,100    2,896,777       0.1%
#   Rock Field Co., Ltd.                            117,600    1,763,261       0.1%
    Rokko Butter Co., Ltd.                           45,600      737,036       0.0%
#   S Foods, Inc.                                    75,562    1,798,768       0.1%
    S&B Foods, Inc.                                     499       21,953       0.0%
    Sakata Seed Corp.                               182,600    4,614,224       0.2%
    San-A Co., Ltd.                                  98,700    4,542,971       0.2%
#   Sapporo Holdings, Ltd.                        1,981,000   10,696,831       0.4%
#   Shoei Foods Corp.                                56,400      706,458       0.0%
    Showa Sangyo Co., Ltd.                          514,000    2,290,908       0.1%
    Sogo Medical Co., Ltd.                           55,800    1,618,171       0.1%
    ST Corp.                                         80,200      812,288       0.0%
    Starzen Co., Ltd.                                36,600    1,061,405       0.0%
    Takara Holdings, Inc.                           980,300    8,342,244       0.3%
    Tobu Store Co., Ltd.                            190,000      554,182       0.0%
    Toho Co., Ltd.                                   42,400      945,877       0.0%
#   Tohto Suisan Co., Ltd.                          173,000      271,529       0.0%
    Torigoe Co., Ltd. (The)                          80,300      475,212       0.0%
    Toyo Sugar Refining Co., Ltd.                   157,000      152,705       0.0%
    United Super Markets Holdings, Inc.             248,100    2,287,986       0.1%
    UNY Group Holdings Co., Ltd.                  1,468,300   10,715,245       0.4%
    Valor Holdings Co., Ltd.                        212,100    5,110,690       0.2%
    Warabeya Nichiyo Co., Ltd.                       83,460    1,560,754       0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.            46,100      432,463       0.0%
    YAKUODO Co., Ltd.                                   600       19,630       0.0%
    Yamatane Corp.                                  520,000      710,249       0.0%
#   Yamaya Corp.                                     25,600      470,955       0.0%
    Yaoko Co., Ltd.                                 102,800    4,546,282       0.2%
#   Yokohama Reito Co., Ltd.                        263,000    2,571,393       0.1%
    Yomeishu Seizo Co., Ltd.                         48,500      885,359       0.0%
    Yuasa Funashoku Co., Ltd.                       121,000      334,889       0.0%
    Yutaka Foods Corp.                                6,000      103,922       0.0%
                                                            ------------      ----
Total Consumer Staples                                       265,259,231      10.1%
                                                            ------------      ----
Energy -- (0.9%)
#   BP Castrol KK                                    57,400      679,662       0.0%
    Cosmo Energy Holdings Co., Ltd.                 345,500    4,383,899       0.2%
    Fuji Kosan Co., Ltd.                             33,100      128,575       0.0%
*   Fuji Oil Co., Ltd.                              284,800      880,706       0.0%
    Itochu Enex Co., Ltd.                           302,200    2,474,107       0.1%
#   Japan Drilling Co., Ltd.                         34,800      789,003       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Energy -- (Continued)
    Japan Oil Transportation Co., Ltd.               84,000 $   179,314       0.0%
    Japan Petroleum Exploration Co., Ltd.            27,400     637,857       0.0%
    Mitsuuroko Group Holdings Co., Ltd.             181,700     876,169       0.0%
    Modec, Inc.                                     102,100   1,554,012       0.1%
    Nippon Coke & Engineering Co., Ltd.           1,272,800     918,440       0.0%
#   Nippon Gas Co., Ltd.                            182,900   4,257,661       0.2%
#   Sala Corp.                                      124,900     642,682       0.0%
    San-Ai Oil Co., Ltd.                            310,000   2,172,603       0.1%
#   Shinko Plantech Co., Ltd.                       237,200   1,804,644       0.1%
    Sinanen Holdings Co., Ltd.                      260,000     998,825       0.1%
#   Toa Oil Co., Ltd.                               415,000     489,035       0.0%
    Toyo Kanetsu K.K.                               568,000   1,182,219       0.1%
                                                            -----------       ---
Total Energy                                                 25,049,413       1.0%
                                                            -----------       ---
Financials -- (9.9%)
    77 Bank, Ltd. (The)                             556,760   1,953,316       0.1%
    Aichi Bank, Ltd. (The)                           51,700   2,352,670       0.1%
    Airport Facilities Co., Ltd.                    132,770     588,017       0.0%
    Aizawa Securities Co., Ltd.                     154,900     820,773       0.0%
    Akita Bank, Ltd. (The)                        1,079,400   2,883,242       0.1%
    Anabuki Kosan, Inc.                              22,000      53,092       0.0%
#   Anicom Holdings, Inc.                            10,100     237,015       0.0%
    Aomori Bank, Ltd. (The)                       1,186,000   3,632,811       0.1%
#   Ardepro Co., Ltd.                               270,700     287,592       0.0%
    Asax Co., Ltd.                                    1,700      21,109       0.0%
    Ashikaga Holdings Co., Ltd.                     128,800     378,972       0.0%
    Awa Bank, Ltd. (The)                          1,173,000   5,965,308       0.2%
#   Bank of Iwate, Ltd. (The)                        99,400   3,752,870       0.2%
    Bank of Kochi, Ltd. (The)                       279,000     288,231       0.0%
#   Bank of Nagoya, Ltd. (The)                    1,007,297   3,340,579       0.1%
    Bank of Okinawa, Ltd. (The)                     110,800   3,657,459       0.1%
    Bank of Saga, Ltd. (The)                        802,000   1,622,579       0.1%
    Bank of the Ryukyus, Ltd.                       227,380   2,625,763       0.1%
    Chiba Kogyo Bank, Ltd. (The)                    236,900   1,039,879       0.0%
    Chukyo Bank, Ltd. (The)                         682,000   1,409,828       0.1%
*   Concordia Financial Group, Ltd.                 272,829   1,313,887       0.1%
    Daibiru Corp.                                   303,600   2,649,278       0.1%
    Daiichi Commodities Co., Ltd.                    13,700      46,902       0.0%
    Daikyo, Inc.                                  1,904,000   3,049,031       0.1%
#   Daisan Bank, Ltd. (The)                         855,000   1,216,788       0.1%
    Daishi Bank, Ltd. (The)                       2,003,000   6,943,108       0.3%
    Daito Bank, Ltd. (The)                          873,000   1,396,645       0.1%
#   DSB Co., Ltd.                                    55,800     380,192       0.0%
    eGuarantee, Inc.                                 10,800     234,235       0.0%
#   Ehime Bank, Ltd. (The)                          938,000   1,946,700       0.1%
    Eighteenth Bank, Ltd. (The)                   1,048,000   2,474,156       0.1%
    FIDEA Holdings Co., Ltd.                        874,800   1,377,988       0.1%
#   Financial Products Group Co., Ltd.              409,700   4,891,230       0.2%
    Fukui Bank, Ltd. (The)                        1,301,000   2,498,841       0.1%
#   Fukushima Bank, Ltd. (The)                    1,421,000   1,198,179       0.1%
    Fuyo General Lease Co., Ltd.                     81,700   3,430,820       0.1%
#   GCA Savvian Corp.                                89,900     830,705       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Financials -- (Continued)
#   Goldcrest Co., Ltd.                             101,790 $ 1,457,506       0.1%
    Grandy House Corp.                               14,200      43,212       0.0%
    Gunma Bank, Ltd. (The)                           58,000     229,640       0.0%
    Heiwa Real Estate Co., Ltd.                     236,600   2,932,873       0.1%
    Hokkoku Bank, Ltd. (The)                      1,742,000   4,924,510       0.2%
    Hokuetsu Bank, Ltd. (The)                     1,300,000   2,230,956       0.1%
    Hokuhoku Financial Group, Inc.                  368,000     463,327       0.0%
    Hyakugo Bank, Ltd. (The)                      1,491,609   5,498,634       0.2%
#   Hyakujushi Bank, Ltd. (The)                   1,509,000   4,358,304       0.2%
    IBJ Leasing Co., Ltd.                            66,500   1,144,890       0.1%
    Ichiyoshi Securities Co., Ltd.                  229,400   1,891,368       0.1%
#   IwaiCosmo Holdings, Inc.                        106,900     996,544       0.0%
    J Trust Co., Ltd.                                10,600      80,349       0.0%
    Jaccs Co., Ltd.                                  45,000     177,349       0.0%
    Jafco Co., Ltd.                                  99,400   2,749,936       0.1%
    Japan Property Management Center Co., Ltd.       17,600     253,505       0.0%
    Japan Securities Finance Co., Ltd.               16,700      65,068       0.0%
    Jimoto Holdings, Inc.                           508,400     674,707       0.0%
    Juroku Bank, Ltd. (The)                       2,002,000   5,910,543       0.2%
#   kabu.com Securities Co., Ltd.                 1,026,600   3,282,470       0.1%
#   Kabuki-Za Co., Ltd.                              36,000   1,688,868       0.1%
    Kansai Urban Banking Corp.                      149,200   1,414,793       0.1%
    Keihanshin Building Co., Ltd.                   195,400   1,058,079       0.0%
    Keiyo Bank, Ltd. (The)                        1,418,000   5,183,448       0.2%
    Kenedix, Inc.                                 1,201,100   5,133,496       0.2%
    Kita-Nippon Bank, Ltd. (The)                     49,506   1,255,197       0.1%
    Kiyo Bank, Ltd. (The)                           373,590   4,485,310       0.2%
#   Kyokuto Securities Co., Ltd.                    125,600   1,454,669       0.1%
    Kyushu Financial Group, Inc.                  1,036,920   5,442,674       0.2%
#   Land Business Co., Ltd.                          59,500     141,909       0.0%
    Leopalace21 Corp.                             1,960,700  11,765,227       0.5%
    Marusan Securities Co., Ltd.                    119,100   1,078,295       0.0%
#   Michinoku Bank, Ltd. (The)                      840,000   1,374,408       0.1%
    Mie Bank, Ltd. (The)                            523,000     977,072       0.0%
#   Minato Bank, Ltd. (The)                       1,084,000   1,553,912       0.1%
    Mito Securities Co., Ltd.                       338,500     880,702       0.0%
    Miyazaki Bank, Ltd. (The)                       931,000   2,362,819       0.1%
#   Monex Group, Inc.                             1,054,800   2,721,086       0.1%
#   Money Partners Group Co., Ltd.                   33,400     199,182       0.0%
    MONEY SQUARE HOLDINGS, Inc.                         900       9,491       0.0%
    Musashino Bank, Ltd. (The)                      199,100   5,014,686       0.2%
#   Nagano Bank, Ltd. (The)                         512,000     881,950       0.0%
    Nanto Bank, Ltd. (The)                        1,183,000   3,344,800       0.1%
*   New Real Property K.K.                           43,900          --       0.0%
    Nihon M&A Center, Inc.                          198,100  11,408,571       0.4%
    Nishi-Nippon City Bank, Ltd. (The)            1,069,000   1,928,747       0.1%
    Nisshin Fudosan Co.                             186,100     604,770       0.0%
    North Pacific Bank, Ltd.                      2,040,300   5,172,560       0.2%
#   OAK Capital Corp.                               106,300     161,224       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)               1,857,000   5,713,188       0.2%
#   Oita Bank, Ltd. (The)                         1,014,900   3,100,892       0.1%
#   Okasan Securities Group, Inc.                   223,000   1,176,748       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Financials -- (Continued)
    Open House Co., Ltd.                            121,700 $  2,586,928       0.1%
#   Pocket Card Co., Ltd.                            11,200       54,960       0.0%
#   Raysum Co., Ltd.                                 40,300      301,759       0.0%
    Relo Holdings, Inc.                              62,900    8,042,680       0.3%
    Ricoh Leasing Co., Ltd.                          96,900    2,799,594       0.1%
#   SAMTY Co., Ltd.                                  76,900      742,435       0.0%
    San-In Godo Bank, Ltd. (The)                    957,000    6,165,826       0.2%
    Sankyo Frontier Co., Ltd.                        10,000       78,434       0.0%
    Sawada Holdings Co., Ltd.                       142,000    1,404,307       0.1%
    Senshu Ikeda Holdings, Inc.                   1,365,700    5,144,425       0.2%
#   Shiga Bank, Ltd. (The)                        1,328,000    5,771,771       0.2%
    Shikoku Bank, Ltd. (The)                      1,210,000    2,352,859       0.1%
    Shimane Bank, Ltd. (The)                         16,600      178,602       0.0%
    Shimizu Bank, Ltd. (The)                         48,000    1,011,877       0.0%
    Shinoken Group Co., Ltd.                         23,500      469,921       0.0%
#   Sparx Group Co., Ltd.                           573,900    1,101,734       0.0%
    Star Mica Co., Ltd.                               5,300       79,849       0.0%
    Sumitomo Real Estate Sales Co., Ltd.            106,460    2,134,842       0.1%
#   Sun Frontier Fudousan Co., Ltd.                 148,300    1,371,244       0.1%
    Taiko Bank, Ltd. (The)                          207,000      382,574       0.0%
#   Takagi Securities Co., Ltd.                     224,000      275,972       0.0%
#   Takara Leben Co., Ltd.                          552,800    3,516,714       0.1%
    TOC Co., Ltd.                                   342,950    2,716,797       0.1%
    Tochigi Bank, Ltd. (The)                        705,000    2,716,838       0.1%
    Toho Bank, Ltd. (The)                         1,313,200    4,363,389       0.2%
    Tohoku Bank, Ltd. (The)                         588,000      766,548       0.0%
#   Tokai Tokyo Financial Holdings, Inc.            568,200    2,944,877       0.1%
    Tokyo Rakutenchi Co., Ltd.                      207,000      929,991       0.0%
#   Tokyo Theatres Co., Inc.                        468,000      511,623       0.0%
    Tokyo TY Financial Group, Inc.                  150,338    3,825,654       0.2%
    Tomato Bank, Ltd.                               484,000      656,182       0.0%
    TOMONY Holdings, Inc.                           913,950    2,600,316       0.1%
    Tosei Corp.                                     201,700    1,412,335       0.1%
    Tottori Bank, Ltd. (The)                        353,000      542,462       0.0%
    Towa Bank, Ltd. (The)                         2,036,000    1,668,836       0.1%
    Toyo Securities Co., Ltd.                       389,000      900,597       0.0%
    Tsukuba Bank, Ltd.                              495,100    1,294,652       0.1%
#   Unizo Holdings Co., Ltd.                         69,100    2,926,062       0.1%
#   Yamagata Bank, Ltd. (The)                       854,500    3,106,321       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                 976,000    3,614,382       0.1%
    Zenkoku Hosho Co., Ltd.                           1,600       56,270       0.0%
                                                            ------------      ----
Total Financials                                             284,367,693      10.9%
                                                            ------------      ----
Health Care -- (4.2%)
    As One Corp.                                     86,768    3,128,683       0.1%
#   ASKA Pharmaceutical Co., Ltd.                   131,300    1,666,435       0.1%
    Biofermin Pharmaceutical Co., Ltd.               10,500      332,246       0.0%
    BML, Inc.                                        68,300    2,911,051       0.1%
#   CMIC Holdings Co., Ltd.                          70,000    1,033,700       0.0%
    Create Medic Co., Ltd.                           28,000      226,064       0.0%
#   Daiken Medical Co., Ltd.                         88,900      715,295       0.0%
    Daito Pharmaceutical Co., Ltd.                   65,780    1,725,567       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES    VALUE++    OF NET ASSETS**
                                                  ------- ------------ ---------------
Health Care -- (Continued)
    Eiken Chemical Co., Ltd.                       73,500 $  1,345,702       0.1%
    EPS Holdings, Inc.                            164,600    2,061,612       0.1%
    FALCO HOLDINGS Co., Ltd.                       44,000      551,337       0.0%
#   FINDEX, Inc.                                   88,500    1,091,961       0.0%
    Fuji Pharma Co., Ltd.                          41,500      731,534       0.0%
    Fuso Pharmaceutical Industries, Ltd.          415,000      996,768       0.0%
    Hogy Medical Co., Ltd.                         71,000    3,954,121       0.2%
    Iwaki & Co., Ltd.                             154,000      292,375       0.0%
#   Japan Medical Dynamic Marketing, Inc.         108,100      667,413       0.0%
    Jeol, Ltd.                                    483,000    2,182,566       0.1%
    JMS Co., Ltd.                                 157,000      419,163       0.0%
    Kawasumi Laboratories, Inc.                    69,100      505,521       0.0%
    Kissei Pharmaceutical Co., Ltd.                63,900    1,469,811       0.1%
    KYORIN Holdings, Inc.                         276,100    5,447,804       0.2%
#   Mani, Inc.                                    106,400    1,747,646       0.1%
#   Mochida Pharmaceutical Co., Ltd.               78,399    5,830,386       0.2%
    N Field Co., Ltd.                                 700       11,940       0.0%
#   Nagaileben Co., Ltd.                           51,200    1,044,820       0.0%
    Nakanishi, Inc.                               115,300    3,778,883       0.2%
    ND Software Co., Ltd.                           5,200       42,804       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.            264,250    6,283,186       0.2%
#   Nichii Gakkan Co.                             284,300    2,142,533       0.1%
    Nihon Kohden Corp.                            213,900    5,325,348       0.2%
#   Nikkiso Co., Ltd.                             361,500    2,784,013       0.1%
    Nippon Chemiphar Co., Ltd.                    171,000      750,995       0.0%
#   Nipro Corp.                                   702,100    6,839,474       0.3%
    Nissui Pharmaceutical Co., Ltd.                67,400      794,706       0.0%
    Paramount Bed Holdings Co., Ltd.              114,200    4,248,105       0.2%
    Rion Co., Ltd.                                 42,300      598,083       0.0%
    Rohto Pharmaceutical Co., Ltd.                499,200    8,497,111       0.3%
    Seed Co., Ltd.                                  8,200       91,152       0.0%
    Ship Healthcare Holdings, Inc.                279,700    6,902,548       0.3%
#   Shofu, Inc.                                    35,700      446,576       0.0%
    Software Service, Inc.                         17,400      672,061       0.0%
#   Taiko Pharmaceutical Co., Ltd.                 55,700      769,984       0.0%
    Techno Medica Co., Ltd.                        25,700      538,764       0.0%
#   Toho Holdings Co., Ltd.                       321,000    7,426,341       0.3%
    Tokai Corp/Gifu                                54,500    1,564,195       0.1%
    Torii Pharmaceutical Co., Ltd.                 68,800    1,591,304       0.1%
    Towa Pharmaceutical Co., Ltd.                  59,100    2,715,949       0.1%
    Tsukui Corp.                                  169,500    2,061,474       0.1%
    Tsumura & Co.                                 348,700    8,973,039       0.3%
#   Uchiyama Holdings Co., Ltd.                    24,200      129,013       0.0%
#   Vital KSK Holdings, Inc.                      193,400    1,649,047       0.1%
    Wakamoto Pharmaceutical Co., Ltd.             107,000      261,897       0.0%
    WIN-Partners Co., Ltd.                          4,900       66,596       0.0%
    ZERIA Pharmaceutical Co., Ltd.                100,699    1,255,432       0.1%
                                                          ------------       ---
Total Health Care                                          121,292,134       4.6%
                                                          ------------       ---
Industrials -- (25.4%)
#*  A&A Material Corp.                            127,000       91,763       0.0%
    Advan Co., Ltd.                               167,700    1,608,017       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Advanex, Inc.                                    22,099 $   243,219       0.0%
#   Aeon Delight Co., Ltd.                          107,400   2,965,352       0.1%
    Aica Kogyo Co., Ltd.                            314,300   7,013,767       0.3%
    Aichi Corp.                                     171,500   1,292,379       0.1%
#   Aida Engineering, Ltd.                          317,900   2,900,312       0.1%
    AIT Corp.                                        11,200      92,592       0.0%
#   Alinco, Inc.                                     62,600     590,597       0.0%
    Alps Logistics Co., Ltd.                         98,600     517,249       0.0%
    Altech Corp.                                     44,750     879,460       0.0%
    Anest Iwata Corp.                               168,200   1,764,314       0.1%
#*  Arrk Corp.                                      422,400     329,526       0.0%
    Asahi Diamond Industrial Co., Ltd.              328,200   3,274,981       0.1%
    Asahi Kogyosha Co., Ltd.                        122,000     515,680       0.0%
#   Asanuma Corp.                                   383,000     878,553       0.0%
#*  Asia Growth Capital, Ltd.                       389,900     295,211       0.0%
    Asunaro Aoki Construction Co., Ltd.             142,800     878,008       0.0%
    Bando Chemical Industries, Ltd.                 462,000   2,251,737       0.1%
    Benefit One, Inc.                                96,900   2,197,268       0.1%
    Bunka Shutter Co., Ltd.                         309,000   2,604,459       0.1%
    Canare Electric Co., Ltd.                         2,300      40,897       0.0%
    Career Design Center Co., Ltd.                   28,800     233,605       0.0%
    Central Glass Co., Ltd.                       1,214,000   6,767,727       0.3%
    Central Security Patrols Co., Ltd.               40,700     832,903       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.    22,000     164,543       0.0%
#   Chiyoda Corp.                                   309,000   2,343,350       0.1%
    Chiyoda Integre Co., Ltd.                        73,700   1,473,570       0.1%
    Chudenko Corp.                                  110,500   2,174,316       0.1%
    Chugai Ro Co., Ltd.                             373,000     664,088       0.0%
    CKD Corp.                                       341,900   2,778,200       0.1%
    COMSYS Holdings Corp.                           241,700   3,634,099       0.1%
    Cosel Co., Ltd.                                 114,400   1,125,096       0.1%
    CTI Engineering Co., Ltd.                        72,300     648,362       0.0%
    Dai-Dan Co., Ltd.                               155,000   1,098,789       0.0%
    Daido Kogyo Co., Ltd.                           200,000     346,160       0.0%
    Daifuku Co., Ltd.                               579,400  10,362,482       0.4%
#   Daihatsu Diesel Manufacturing Co., Ltd.          84,000     455,350       0.0%
    Daihen Corp.                                    620,000   3,088,650       0.1%
#   Daiho Corp.                                     405,000   1,717,155       0.1%
    Daiichi Jitsugyo Co., Ltd.                      251,000   1,141,153       0.1%
    Daiseki Co., Ltd.                               209,463   3,883,863       0.2%
    Daiseki Eco. Solution Co., Ltd.                  14,400     151,782       0.0%
#   Daisue Construction Co., Ltd.                    33,700     223,633       0.0%
    Daiwa Industries, Ltd.                          173,000   1,482,943       0.1%
#*  Danto Holdings Corp.                            165,000     279,703       0.0%
    Denyo Co., Ltd.                                  85,300     915,036       0.0%
    DMG Mori Co., Ltd.                               32,000     359,024       0.0%
    DMW Corp.                                         4,800      81,617       0.0%
    Duskin Co., Ltd.                                222,400   4,046,546       0.2%
    Ebara Corp.                                     307,000   1,397,804       0.1%
#   Ebara Jitsugyo Co., Ltd.                         39,300     456,808       0.0%
    Eidai Co., Ltd.                                 115,000     436,887       0.0%
    en-japan, Inc.                                  124,800   2,000,839       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Industrials -- (Continued)
    Endo Lighting Corp.                              60,200 $   516,835       0.0%
#*  Enshu, Ltd.                                     281,000     181,476       0.0%
    Freund Corp.                                     19,800     224,723       0.0%
#   Fudo Tetra Corp.                              1,040,800   1,279,412       0.1%
    Fuji Machine Manufacturing Co., Ltd.              6,500      66,751       0.0%
    Fujikura, Ltd.                                1,935,000   9,379,448       0.4%
#*  Fujisash Co., Ltd.                              436,500     385,815       0.0%
    Fujitec Co., Ltd.                               436,800   4,319,131       0.2%
    Fukuda Corp.                                    395,000   4,321,367       0.2%
    Fukushima Industries Corp.                       78,100   1,730,736       0.1%
#   Fukuyama Transporting Co., Ltd.                 751,400   3,849,218       0.2%
    FULLCAST Holdings Co., Ltd.                      73,900     490,395       0.0%
    Funai Soken Holdings, Inc.                      140,760   2,135,589       0.1%
    Furukawa Co., Ltd.                            1,665,000   2,408,577       0.1%
    Furukawa Electric Co., Ltd.                   4,628,000  11,330,847       0.4%
    Furusato Industries, Ltd.                        52,000     783,976       0.0%
#   Futaba Corp.                                    125,100   1,898,932       0.1%
    Gecoss Corp.                                    104,400   1,064,087       0.0%
#   Giken, Ltd.                                       2,400      42,342       0.0%
    Glory, Ltd.                                     268,900   8,806,815       0.3%
    GS Yuasa Corp.                                1,210,000   4,960,008       0.2%
#   Hamakyorex Co., Ltd.                             84,400   1,512,621       0.1%
    Hanwa Co., Ltd.                               1,221,000   5,456,710       0.2%
#   Harmonic Drive Systems, Inc.                    150,100   3,362,177       0.1%
#   Hazama Ando Corp.                             1,082,400   5,279,990       0.2%
    Hibiya Engineering, Ltd.                        117,500   1,634,991       0.1%
    Hirakawa Hewtech Corp.                            1,800      13,917       0.0%
#   Hisaka Works, Ltd.                              100,200     730,272       0.0%
    Hitachi Koki Co., Ltd.                          311,600   2,108,053       0.1%
    Hitachi Transport System, Ltd.                  278,000   4,658,884       0.2%
    Hitachi Zosen Corp.                             991,379   5,031,817       0.2%
    Hito Communications, Inc.                         4,600      84,974       0.0%
    Hokuetsu Industries Co., Ltd.                   105,900     645,580       0.0%
#   Hokuriku Electrical Construction Co., Ltd.       23,000     168,282       0.0%
    Hosokawa Micron Corp.                           176,000     908,306       0.0%
    Howa Machinery, Ltd.                             72,100     361,609       0.0%
    Ichiken Co., Ltd.                               143,000     367,501       0.0%
    Ichinen Holdings Co., Ltd.                      114,200   1,014,524       0.0%
    Idec Corp.                                      158,800   1,458,100       0.1%
#   Iino Kaiun Kaisha, Ltd.                         521,100   2,027,988       0.1%
    Inaba Denki Sangyo Co., Ltd.                    138,700   4,355,009       0.2%
#   Inaba Seisakusho Co., Ltd.                       49,700     605,860       0.0%
    Inabata & Co., Ltd.                             296,300   2,886,039       0.1%
#   Inui Global Logistics Co., Ltd.                  71,880     576,919       0.0%
#   Iseki & Co., Ltd.                             1,110,000   2,362,189       0.1%
    Ishii Iron Works Co., Ltd.                      110,000     153,503       0.0%
    Itoki Corp.                                     213,800   1,343,443       0.1%
    Iwasaki Electric Co., Ltd.                      372,000     634,503       0.0%
    Iwatani Corp.                                 1,087,000   6,385,315       0.3%
    JAC Recruitment Co., Ltd.                        13,400     165,158       0.0%
#   Jalux, Inc.                                      33,200     631,912       0.0%
#   Jamco Corp.                                      68,400   1,750,190       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Japan Foundation Engineering Co., Ltd.          119,500 $  467,107       0.0%
    Japan Pulp & Paper Co., Ltd.                    465,000  1,378,602       0.1%
    Japan Steel Works, Ltd. (The)                 1,992,000  7,717,303       0.3%
    Japan Transcity Corp.                           242,000    794,406       0.0%
    JK Holdings Co., Ltd.                            89,940    385,089       0.0%
#   Juki Corp.                                      183,600  1,615,355       0.1%
    Kamei Corp.                                     148,700  1,339,723       0.1%
    Kanaden Corp.                                   110,600    861,326       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                   190,000  1,063,841       0.0%
    Kanamoto Co., Ltd.                              171,600  4,411,056       0.2%
    Kandenko Co., Ltd.                              626,000  4,451,351       0.2%
    Kanematsu Corp.                               2,395,625  3,607,674       0.1%
#   Katakura Industries Co., Ltd.                   136,100  1,468,369       0.1%
#   Kato Works Co., Ltd.                            309,000  1,182,615       0.1%
#   KAWADA TECHNOLOGIES, Inc.                        53,700  1,636,617       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.               96,000    281,393       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                   3,035,000  6,471,281       0.3%
    Keihin Co., Ltd.                                249,000    307,821       0.0%
#*  KI Holdings Co., Ltd.                            88,000    251,134       0.0%
    Kimura Chemical Plants Co., Ltd.                 39,900    135,909       0.0%
    King Jim Co., Ltd.                               13,000    101,879       0.0%
#   Kinki Sharyo Co., Ltd.                          153,000    438,289       0.0%
    Kintetsu World Express, Inc.                    155,600  2,035,882       0.1%
    Kitagawa Iron Works Co., Ltd.                   496,000    884,485       0.0%
    Kitano Construction Corp.                       259,000    621,980       0.0%
#   Kito Corp.                                      108,500    747,889       0.0%
    Kitz Corp.                                      543,500  2,203,063       0.1%
*   Kobe Electric Railway Co., Ltd.                  29,000     97,744       0.0%
    Kobelco Eco-Solutions Co., Ltd.                  97,000    386,693       0.0%
    Koike Sanso Kogyo Co., Ltd.                     145,000    330,106       0.0%
#   Kokusai Co., Ltd.                                40,400    466,610       0.0%
    Kokuyo Co., Ltd.                                525,125  6,879,869       0.3%
#   KOMAIHALTEC, Inc.                               227,000    486,365       0.0%
    Komatsu Wall Industry Co., Ltd.                  40,000    623,580       0.0%
    Komori Corp.                                    348,700  4,100,108       0.2%
    Kondotec, Inc.                                  124,000  1,001,933       0.0%
    Konoike Transport Co., Ltd.                      70,600    822,811       0.0%
#*  Kosaido Co., Ltd.                               248,600    746,760       0.0%
    KRS Corp.                                        36,200    898,754       0.0%
    Kumagai Gumi Co., Ltd.                        1,802,000  4,875,051       0.2%
#   Kuroda Electric Co., Ltd.                       219,100  3,378,723       0.1%
    Kyodo Printing Co., Ltd.                        506,000  1,496,123       0.1%
    Kyokuto Boeki Kaisha, Ltd.                       58,000    113,150       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                185,700  1,828,923       0.1%
    Kyoritsu Printing Co., Ltd.                     105,300    270,310       0.0%
    Kyowa Exeo Corp.                                481,800  5,446,633       0.2%
#   Kyudenko Corp.                                  219,000  5,561,305       0.2%
#   Link And Motivation, Inc.                       251,400    323,301       0.0%
    Lonseal Corp.                                   116,000    159,007       0.0%
#   Maeda Corp.                                     821,000  6,272,059       0.2%
    Maeda Kosen Co., Ltd.                           102,300  1,072,003       0.0%
    Maeda Road Construction Co., Ltd.               387,000  7,050,484       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Maezawa Industries, Inc.                         35,700 $   96,855       0.0%
    Maezawa Kasei Industries Co., Ltd.               45,600    422,433       0.0%
    Maezawa Kyuso Industries Co., Ltd.               48,200    628,387       0.0%
#   Makino Milling Machine Co., Ltd.                655,000  3,935,199       0.2%
    Marubeni Construction Material Lease Co.,
    Ltd.                                             75,000    124,636       0.0%
#   Marufuji Sheet Piling Co., Ltd.                  58,000    125,068       0.0%
    Maruka Machinery Co., Ltd.                       32,200    380,219       0.0%
    Maruwa Unyu Kikan Co., Ltd.                       1,000     24,873       0.0%
    Maruyama Manufacturing Co., Inc.                230,000    369,315       0.0%
    Maruzen Co., Ltd.                                46,000    407,618       0.0%
    Maruzen Showa Unyu Co., Ltd.                    300,000  1,115,207       0.1%
#   Matsuda Sangyo Co., Ltd.                         81,082    875,669       0.0%
    Matsui Construction Co., Ltd.                   124,600    864,755       0.0%
    Max Co., Ltd.                                   191,000  2,037,543       0.1%
    Meidensha Corp.                               1,171,050  4,890,292       0.2%
    Meiji Shipping Co., Ltd.                        111,000    372,993       0.0%
#   Meisei Industrial Co., Ltd.                     251,000  1,140,000       0.1%
#   Meitec Corp.                                    181,300  6,288,930       0.2%
#   Meiwa Corp.                                     158,000    527,304       0.0%
    Mesco, Inc.                                      22,000    169,166       0.0%
    Mie Kotsu Group Holdings, Inc.                    5,400     28,083       0.0%
    Mirait Holdings Corp.                           374,085  3,278,968       0.1%
    Mitani Corp.                                     68,200  1,965,195       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                   49,000     95,360       0.0%
#   Mitsubishi Logistics Corp.                       26,000    355,448       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.           159,600    720,562       0.0%
#   Mitsubishi Pencil Co., Ltd.                      95,800  4,563,196       0.2%
    Mitsuboshi Belting, Ltd.                        328,000  2,594,234       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.   5,109,000  7,889,678       0.3%
    Mitsui Matsushima Co., Ltd.                     847,000    879,623       0.0%
    Mitsui-Soko Holdings Co., Ltd.                  626,000  1,676,012       0.1%
    Mitsumura Printing Co., Ltd.                     93,000    174,272       0.0%
#   Miyaji Engineering Group, Inc.                  332,175    454,400       0.0%
    Morita Holdings Corp.                           227,700  2,714,362       0.1%
#   NAC Co., Ltd.                                    58,900    466,804       0.0%
#   Nachi-Fujikoshi Corp.                         1,025,000  3,302,313       0.1%
    Nagase & Co., Ltd.                              374,900  4,157,113       0.2%
    Nakabayashi Co., Ltd.                           211,000    525,818       0.0%
    Nakano Corp.                                     14,800     67,846       0.0%
    Namura Shipbuilding Co., Ltd.                   217,228  1,610,504       0.1%
    Narasaki Sangyo Co., Ltd.                       103,000    220,281       0.0%
    NDS Co., Ltd.                                   241,000    655,035       0.0%
#   NEC Capital Solutions, Ltd.                      43,800    609,256       0.0%
    Nichias Corp.                                   581,000  3,763,447       0.2%
    Nichiban Co., Ltd.                              119,000    694,165       0.0%
    Nichiden Corp.                                   22,600    607,257       0.0%
    Nichiha Corp.                                   143,680  2,190,147       0.1%
    Nichireki Co., Ltd.                             148,000  1,062,923       0.0%
    Nihon Flush Co., Ltd.                             3,600     33,775       0.0%
    Nihon Trim Co., Ltd.                             18,200  1,240,802       0.1%
    Nikkato Corp.                                       700      2,411       0.0%
    Nikko Co., Ltd.                                 155,000    464,919       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.                       356,800 $6,626,450       0.3%
    Nippo Corp.                                     142,000  2,354,444       0.1%
    Nippon Air Conditioning Services Co., Ltd.       29,800    143,411       0.0%
#   Nippon Carbon Co., Ltd.                         648,000  1,310,540       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                 227,300  4,418,958       0.2%
    Nippon Filcon Co., Ltd.                          70,900    281,408       0.0%
    Nippon Hume Corp.                               129,400    681,725       0.0%
    Nippon Kanzai Co., Ltd.                          84,800  1,297,461       0.1%
    Nippon Koei Co., Ltd.                           390,000  1,255,632       0.1%
#   Nippon Parking Development Co., Ltd.          1,197,800  1,328,316       0.1%
    Nippon Rietec Co., Ltd.                           7,000     54,306       0.0%
    Nippon Road Co., Ltd. (The)                     384,000  1,780,003       0.1%
    Nippon Seisen Co., Ltd.                         100,000    414,663       0.0%
#*  Nippon Sharyo, Ltd.                             422,000  1,021,669       0.0%
*   Nippon Sheet Glass Co., Ltd.                  5,848,000  4,566,444       0.2%
    Nippon Steel & Sumikin Bussan Corp.             955,599  3,375,783       0.1%
    Nippon Thompson Co., Ltd.                       410,000  1,479,528       0.1%
    Nippon Tungsten Co., Ltd.                        62,000     98,155       0.0%
    Nishi-Nippon Railroad Co., Ltd.               1,196,000  7,294,877       0.3%
    Nishimatsu Construction Co., Ltd.             1,794,000  7,834,166       0.3%
    Nishio Rent All Co., Ltd.                        92,500  2,432,486       0.1%
#   Nissei ASB Machine Co., Ltd.                     46,700    882,861       0.0%
    Nissei Corp.                                     37,900    327,612       0.0%
    Nissei Plastic Industrial Co., Ltd.             184,500  1,089,276       0.0%
#   Nissha Printing Co., Ltd.                       157,500  2,507,975       0.1%
    Nisshinbo Holdings, Inc.                        870,500  9,478,429       0.4%
    Nissin Corp.                                    399,000  1,132,766       0.1%
    Nissin Electric Co., Ltd.                       279,000  3,208,389       0.1%
    Nitta Corp.                                     101,900  2,492,385       0.1%
*   Nitto Boseki Co., Ltd.                          906,000  2,797,372       0.1%
    Nitto Kogyo Corp.                               159,700  2,528,498       0.1%
    Nitto Kohki Co., Ltd.                            68,500  1,348,204       0.1%
    Nitto Seiko Co., Ltd.                           149,000    391,329       0.0%
#   Nittoc Construction Co., Ltd.                    96,800    394,383       0.0%
#   Nittoku Engineering Co., Ltd.                    80,900    733,926       0.0%
    NJS Co., Ltd.                                    30,200    343,442       0.0%
    Noda Corp.                                      153,600    573,295       0.0%
#   Nomura Co., Ltd.                                216,500  3,612,957       0.1%
    Noritake Co., Ltd.                              642,000  1,417,184       0.1%
    Noritz Corp.                                    172,400  2,882,529       0.1%
    NS United Kaiun Kaisha, Ltd.                    599,000    815,550       0.0%
    NTN Corp.                                       852,000  2,640,085       0.1%
    Obara Group, Inc.                                77,700  2,842,809       0.1%
    Obayashi Road Corp.                             166,300  1,188,375       0.1%
#   Odelic Co., Ltd.                                 17,900    536,438       0.0%
#   Oiles Corp.                                     151,350  2,454,266       0.1%
    Okabe Co., Ltd.                                 242,100  1,790,899       0.1%
    Okamoto Machine Tool Works, Ltd.                205,000    236,629       0.0%
#   Okamura Corp.                                   381,900  3,531,257       0.1%
#   OKK Corp.                                       425,000    414,696       0.0%
#   OKUMA Corp.                                     722,000  5,632,789       0.2%
    Okumura Corp.                                   999,400  5,234,874       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Onoken Co., Ltd.                                 84,600 $  899,043       0.0%
    Organo Corp.                                    228,000    876,443       0.0%
#   OSG Corp.                                       444,300  8,256,700       0.3%
#   Outsourcing, Inc.                                54,600  1,774,651       0.1%
    Oyo Corp.                                        93,700    991,650       0.0%
    Pasco Corp.                                     124,000    435,152       0.0%
#   Pasona Group, Inc.                              126,800    774,044       0.0%
#   Penta-Ocean Construction Co., Ltd.            1,684,400  7,585,378       0.3%
    Pilot Corp.                                     188,800  7,483,444       0.3%
#   Prestige International, Inc.                    109,700  1,264,845       0.1%
    Pronexus, Inc.                                  126,400  1,278,291       0.1%
#   PS Mitsubishi Construction Co., Ltd.            137,300    501,904       0.0%
    Quick Co., Ltd.                                   7,200     56,938       0.0%
    Raito Kogyo Co., Ltd.                           300,900  3,188,773       0.1%
    Rheon Automatic Machinery Co., Ltd.              95,000    524,982       0.0%
    Ryobi, Ltd.                                     779,200  2,826,654       0.1%
    Sakai Heavy Industries, Ltd.                    237,000    400,262       0.0%
    Sakai Moving Service Co., Ltd.                   45,600  1,105,302       0.0%
    Sanki Engineering Co., Ltd.                     297,600  2,340,792       0.1%
    Sanko Metal Industrial Co., Ltd.                136,000    374,926       0.0%
#   Sankyo Tateyama, Inc.                           166,200  2,300,408       0.1%
    Sankyu, Inc.                                  1,540,000  7,157,381       0.3%
    Sanoyas Holdings Corp.                           40,600     89,451       0.0%
    Sanwa Holdings Corp.                          1,232,600  9,563,641       0.4%
    Sanyo Denki Co., Ltd.                           254,000  1,247,317       0.1%
    Sanyo Engineering & Construction, Inc.           48,000    270,673       0.0%
    Sanyo Industries, Ltd.                           99,000    157,631       0.0%
    Sanyo Trading Co., Ltd.                             900     11,973       0.0%
#   Sata Construction Co., Ltd.                      85,399    315,006       0.0%
    Sato Holdings Corp.                             136,500  2,814,453       0.1%
    Sato Shoji Corp.                                 66,800    397,425       0.0%
#   SBS Holdings, Inc.                               90,700    558,123       0.0%
    Secom Joshinetsu Co., Ltd.                       32,900  1,028,388       0.0%
#   Seibu Electric Industry Co., Ltd.                70,000    288,248       0.0%
    Seika Corp.                                     313,000    630,166       0.0%
    Seikitokyu Kogyo Co., Ltd.                      178,300    779,350       0.0%
    Seino Holdings Co., Ltd.                        120,600  1,225,707       0.1%
    Sekisui Jushi Corp.                             176,700  2,452,761       0.1%
#   Senko Co., Ltd.                                 547,000  3,499,286       0.1%
    Senshu Electric Co., Ltd.                        35,100    521,322       0.0%
    Shibusawa Warehouse Co., Ltd. (The)             263,000    665,990       0.0%
    Shibuya Corp.                                    89,100  1,053,646       0.0%
#   Shima Seiki Manufacturing, Ltd.                 161,400  2,648,071       0.1%
    Shin Nippon Air Technologies Co., Ltd.           86,280    773,999       0.0%
    Shin-Keisei Electric Railway Co., Ltd.          181,000    707,854       0.0%
    Shinmaywa Industries, Ltd.                      550,000  3,769,198       0.2%
    Shinnihon Corp.                                 186,700    860,908       0.0%
    Shinsho Corp.                                   279,000    503,054       0.0%
    Shinwa Co., Ltd.                                 16,900    215,730       0.0%
#*  Shoko Co., Ltd.                                 198,000    140,227       0.0%
    Showa Aircraft Industry Co., Ltd.                15,837    151,120       0.0%
#   Sinfonia Technology Co., Ltd.                   632,000    839,896       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Sinko Industries, Ltd.                          110,700 $1,481,191       0.1%
    Sintokogio, Ltd.                                265,000  2,240,634       0.1%
    Soda Nikka Co., Ltd.                             67,000    276,730       0.0%
    Sodick Co., Ltd.                                191,900  1,486,411       0.1%
    Space Co., Ltd.                                  61,920    749,768       0.0%
#   Srg Takamiya Co., Ltd.                          106,300    480,037       0.0%
#   Star Micronics Co., Ltd.                        221,700  2,545,578       0.1%
    Subaru Enterprise Co., Ltd.                      55,000    194,809       0.0%
    Sugimoto & Co., Ltd.                             30,500    340,278       0.0%
    Sumitomo Densetsu Co., Ltd.                     104,400  1,284,074       0.1%
#   Sumitomo Mitsui Construction Co., Ltd.        4,537,800  3,931,611       0.2%
    Sumitomo Precision Products Co., Ltd.           189,000    582,707       0.0%
    Sumitomo Warehouse Co., Ltd. (The)              819,000  4,087,567       0.2%
#*  SWCC Showa Holdings Co., Ltd.                 1,562,000    946,488       0.0%
    Tadano, Ltd.                                    302,000  2,881,835       0.1%
    Taihei Dengyo Kaisha, Ltd.                      162,000  1,331,181       0.1%
#   Taiheiyo Kouhatsu, Inc.                         407,000    276,153       0.0%
    Taikisha, Ltd.                                  147,000  3,356,181       0.1%
    Takamatsu Construction Group Co., Ltd.           80,000  1,714,437       0.1%
#   Takano Co., Ltd.                                 49,400    274,039       0.0%
    Takaoka Toko Co., Ltd.                           43,520    677,664       0.0%
    Takara Printing Co., Ltd.                        34,055    425,750       0.0%
    Takara Standard Co., Ltd.                       507,000  4,472,951       0.2%
#   Takasago Thermal Engineering Co., Ltd.          319,500  3,979,029       0.2%
    Takashima & Co., Ltd.                           225,000    351,033       0.0%
#   Takeei Corp.                                    119,500  1,081,080       0.0%
#   Takeuchi Manufacturing Co., Ltd.                205,200  3,060,672       0.1%
#   Takigami Steel Construction Co., Ltd. (The)      50,000    233,058       0.0%
    Takisawa Machine Tool Co., Ltd.                 368,000    400,843       0.0%
#   Takuma Co., Ltd.                                414,000  3,558,835       0.1%
    Tanseisha Co., Ltd.                             162,449  1,266,464       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.       257,400    808,073       0.0%
    TECHNO ASSOCIE Co., Ltd.                         56,800    465,161       0.0%
    Techno Ryowa, Ltd.                               69,390    415,714       0.0%
    Teikoku Electric Manufacturing Co., Ltd.         91,100    677,847       0.0%
    Teikoku Sen-I Co., Ltd.                         102,100  1,434,405       0.1%
#   Tekken Corp.                                    234,000    580,181       0.0%
    Teraoka Seisakusho Co., Ltd.                     53,600    180,129       0.0%
    Toa Corp.                                     1,103,000  2,432,678       0.1%
    TOA ROAD Corp.                                  266,000    883,131       0.0%
#   Tobishima Corp.                               1,073,200  1,763,543       0.1%
    Tocalo Co., Ltd.                                 82,300  1,480,446       0.1%
    Toda Corp.                                    1,179,000  5,495,806       0.2%
    Toenec Corp.                                    212,000  1,360,576       0.1%
    Togami Electric Manufacturing Co., Ltd.          14,000     53,214       0.0%
#   TOKAI Holdings Corp.                            528,400  2,961,176       0.1%
#   Tokai Lease Co., Ltd.                           154,000    301,325       0.0%
    Tokyo Energy & Systems, Inc.                    139,000  1,041,500       0.0%
    Tokyo Keiki, Inc.                               354,000    491,777       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                    256,000     98,317       0.0%
    Tokyo Sangyo Co., Ltd.                           81,000    281,217       0.0%
    Tokyu Construction Co., Ltd.                     44,000    360,894       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Industrials -- (Continued)
    Toli Corp.                                      261,000 $  752,235       0.0%
    Tomoe Corp.                                     152,000    498,649       0.0%
#   Tomoe Engineering Co., Ltd.                      37,200    499,907       0.0%
    Tonami Holdings Co., Ltd.                       308,000    788,601       0.0%
    Toppan Forms Co., Ltd.                          298,500  3,283,128       0.1%
#   Torishima Pump Manufacturing Co., Ltd.          117,100  1,112,603       0.1%
#   Toshiba Machine Co., Ltd.                       663,000  1,975,087       0.1%
#   Toshiba Plant Systems & Services Corp.          262,650  3,248,043       0.1%
#   Tosho Printing Co., Ltd.                        227,000  1,167,890       0.1%
    Totetsu Kogyo Co., Ltd.                         145,100  4,226,997       0.2%
    Toyo Construction Co., Ltd.                     377,100  1,612,512       0.1%
    Toyo Denki Seizo K.K.                           207,000    597,374       0.0%
#   Toyo Engineering Corp.                          689,400  1,880,306       0.1%
    Toyo Machinery & Metal Co., Ltd.                 87,400    308,068       0.0%
    Toyo Tanso Co., Ltd.                             67,000    855,992       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                340,000    450,037       0.0%
    Trancom Co., Ltd.                                42,000  2,490,768       0.1%
    Trinity Industrial Corp.                         19,000     79,706       0.0%
    Trusco Nakayama Corp.                           112,700  4,478,154       0.2%
    Trust Tech, Inc.                                 45,600    585,561       0.0%
    Tsubakimoto Chain Co.                           845,700  5,515,344       0.2%
    Tsubakimoto Kogyo Co., Ltd.                     117,000    315,312       0.0%
#*  Tsudakoma Corp.                                 294,000    330,825       0.0%
#   Tsugami Corp.                                   395,000  1,647,423       0.1%
    Tsukishima Kikai Co., Ltd.                      130,700  1,092,785       0.0%
    Tsurumi Manufacturing Co., Ltd.                  92,200  1,224,291       0.1%
    TTK Co., Ltd.                                    62,000    263,082       0.0%
    Uchida Yoko Co., Ltd.                           297,000  1,229,614       0.1%
    Ueki Corp.                                      348,000    715,861       0.0%
    Union Tool Co.                                   49,200  1,354,267       0.1%
    Ushio, Inc.                                     409,500  5,569,564       0.2%
    Utoc Corp.                                       98,700    284,131       0.0%
#   Wakachiku Construction Co., Ltd.              1,052,000  1,446,712       0.1%
    Wakita & Co., Ltd.                              219,800  1,525,131       0.1%
    WDB Holdings Co., Ltd.                           10,000     80,695       0.0%
    Weathernews, Inc.                                27,800    975,761       0.0%
#   World Holdings Co., Ltd.                          5,400     64,414       0.0%
#   Yahagi Construction Co., Ltd.                   159,400  1,133,976       0.1%
    YAMABIKO Corp.                                  184,328  1,308,400       0.1%
    Yamato Corp.                                     82,000    352,997       0.0%
    Yamaura Corp.                                    16,200     74,973       0.0%
    Yamazen Corp.                                   296,900  2,320,625       0.1%
    Yasuda Logistics Corp.                           94,300    609,070       0.0%
#   Yokogawa Bridge Holdings Corp.                  177,600  1,601,660       0.1%
    Yondenko Corp.                                  128,800    493,180       0.0%
    Yuasa Trading Co., Ltd.                         105,000  2,359,641       0.1%
    Yuken Kogyo Co., Ltd.                           196,000    315,522       0.0%
#   Yumeshin Holdings Co., Ltd.                     154,700    890,467       0.0%
    Yurtec Corp.                                    249,000  1,788,214       0.1%
#   Yusen Logistics Co., Ltd.                       109,500  1,288,300       0.1%
    Yushin Precision Equipment Co., Ltd.              1,600     27,364       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Industrials -- (Continued)
#   Zuiko Corp.                                      18,300 $    749,604       0.0%
                                                            ------------      ----
    Total Industrials                                        733,722,257      28.1%
                                                            ------------      ----
Information Technology -- (10.5%)
#   A&D Co., Ltd.                                   113,900      406,323       0.0%
#   Advantest Corp.                                 341,400    3,241,154       0.1%
    Ai Holdings Corp.                               247,200    7,063,817       0.3%
    Aichi Tokei Denki Co., Ltd.                     187,000      529,323       0.0%
#   Aiphone Co., Ltd.                                71,900    1,149,481       0.0%
*   Allied Telesis Holdings K.K.                     52,400       20,325       0.0%
    Alpha Systems, Inc.                              32,560      520,509       0.0%
    Amano Corp.                                     374,300    6,123,269       0.2%
#   Anritsu Corp.                                   857,300    5,099,071       0.2%
    AOI Electronics Co., Ltd.                        26,900      521,743       0.0%
    Argo Graphics, Inc.                              22,600      367,106       0.0%
#   Arisawa Manufacturing Co., Ltd.                 192,200      983,385       0.0%
    Asahi Net, Inc.                                  59,600      264,256       0.0%
    Ateam, Inc.                                       6,200       89,155       0.0%
    Axell Corp.                                      44,900      348,347       0.0%
    Azbil Corp.                                     190,300    4,882,770       0.2%
    Broadband Tower, Inc.                            31,400       55,232       0.0%
    Broadleaf Co., Ltd.                             118,700    1,173,000       0.1%
    CAC Holdings Corp.                               50,500      387,696       0.0%
    Canon Electronics, Inc.                         132,000    1,906,572       0.1%
    Capcom Co., Ltd.                                294,600    6,786,206       0.3%
    Chino Corp.                                      35,900      331,746       0.0%
#*  CMK Corp.                                       260,100      973,472       0.0%
    Computer Engineering & Consulting, Ltd.          74,200    1,075,266       0.0%
    CONEXIO Corp.                                   114,700    1,301,986       0.1%
#   COOKPAD, Inc.                                   287,400    4,109,974       0.2%
    Cresco., Ltd.                                    26,500      424,604       0.0%
#*  CROOZ, Inc.                                      32,400      667,469       0.0%
    Dai-ichi Seiko Co., Ltd.                         55,600      615,015       0.0%
#*  Daishinku Corp.                                 188,000      417,780       0.0%
    Daito Electron Co., Ltd.                          5,900       36,856       0.0%
    Daiwabo Holdings Co., Ltd.                    1,186,000    2,332,701       0.1%
    Denki Kogyo Co., Ltd.                           251,000    1,120,517       0.0%
    Densan System Co., Ltd.                             800       11,750       0.0%
    Digital Arts, Inc.                               13,900      275,085       0.0%
#   Digital Garage, Inc.                             26,000      520,660       0.0%
    Dip Corp.                                         9,200      216,887       0.0%
    DKK-Toa Corp.                                    38,200      198,654       0.0%
    DTS Corp.                                       122,000    2,414,604       0.1%
    Eizo Corp.                                      104,200    2,602,481       0.1%
    Elecom Co., Ltd.                                101,400    1,701,147       0.1%
    Elematec Corp.                                   52,271      895,075       0.0%
    EM Systems Co., Ltd.                             37,000      406,953       0.0%
    Enplas Corp.                                     57,000    1,611,705       0.1%
    ESPEC Corp.                                      98,400    1,315,961       0.1%
#   Excel Co., Ltd.                                  49,300      630,348       0.0%
#   F@N Communications, Inc.                        194,900    1,367,530       0.1%
    Faith, Inc.                                      27,910      341,751       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                  ------- ----------- ---------------
Information Technology -- (Continued)
#*  FDK Corp.                                     552,000 $   464,556       0.0%
    Ferrotec Corp.                                174,000   1,691,974       0.1%
    Fuji Soft, Inc.                               116,600   2,644,551       0.1%
    Fujitsu Frontech, Ltd.                         75,300     687,561       0.0%
    Furuno Electric Co., Ltd.                     137,500     776,334       0.0%
    Furuya Metal Co., Ltd.                         11,800     182,970       0.0%
    Future Corp.                                  129,200     871,513       0.0%
    GMO internet, Inc.                            410,800   4,823,415       0.2%
#   GMO Payment Gateway, Inc.                      98,500   6,294,127       0.2%
    Gree, Inc.                                    672,200   3,767,232       0.1%
    Gurunavi, Inc.                                172,800   4,089,274       0.2%
    Hakuto Co., Ltd.                               80,700     675,440       0.0%
    Hioki EE Corp.                                 45,700     970,298       0.0%
    Hitachi Kokusai Electric, Inc.                332,500   3,485,279       0.1%
    Hitachi Maxell, Ltd.                            6,300      94,713       0.0%
#   Hochiki Corp.                                 140,000   1,548,059       0.1%
#   Hokuriku Electric Industry Co., Ltd.          482,000     584,558       0.0%
#   Horiba, Ltd.                                  212,650   8,026,275       0.3%
    Hosiden Corp.                                 257,000   1,620,370       0.1%
    I-Net Corp.                                    53,900     564,961       0.0%
    Ibiden Co., Ltd.                              241,478   3,038,891       0.1%
    Icom, Inc.                                     46,600     904,214       0.0%
#   Ikegami Tsushinki Co., Ltd.                   309,000     376,375       0.0%
    Imagica Robot Holdings, Inc.                   53,800     189,511       0.0%
    Ines Corp.                                    183,900   1,920,594       0.1%
    Infocom Corp.                                  80,400   1,238,783       0.1%
    Information Services International-Dentsu,
    Ltd.                                           75,900   1,391,686       0.1%
    Innotech Corp.                                 93,000     365,221       0.0%
    Internet Initiative Japan, Inc.               192,400   3,768,753       0.2%
#   Iriso Electronics Co., Ltd.                    50,500   2,404,861       0.1%
#   IT Holdings Corp.                             505,101  11,936,378       0.5%
*   Itfor, Inc.                                    56,300     246,419       0.0%
*   Iwatsu Electric Co., Ltd.                     500,000     327,504       0.0%
    Japan Aviation Electronics Industry, Ltd.     131,000   1,748,702       0.1%
    Japan Digital Laboratory Co., Ltd.             93,600   1,266,147       0.1%
#*  Japan Display, Inc.                           801,200   1,533,651       0.1%
#   Japan Material Co., Ltd.                       13,700     327,865       0.0%
#   Japan Radio Co., Ltd.                         326,000     821,147       0.0%
#   Jastec Co., Ltd.                               37,800     324,840       0.0%
#   JBCC Holdings, Inc.                            87,500     539,190       0.0%
    Justsystems Corp.                             160,600   1,300,849       0.1%
    Kaga Electronics Co., Ltd.                    105,100   1,242,597       0.1%
    Kanematsu Electronics, Ltd.                    72,000   1,248,379       0.1%
#*  KLab, Inc.                                    191,400   1,026,824       0.0%
    Koa Corp.                                     194,100   1,366,036       0.1%
    Kyoden Co., Ltd.                                1,300       2,329       0.0%
    Kyoei Sangyo Co., Ltd.                         37,000      42,701       0.0%
    Kyosan Electric Manufacturing Co., Ltd.       279,000     869,786       0.0%
    Kyowa Electronic Instruments Co., Ltd.        135,100     489,609       0.0%
#   LAC Co., Ltd.                                  82,700     823,241       0.0%
    Lasertec Corp.                                 43,300     562,951       0.0%
    Macnica Fuji Electronics Holdings, Inc.       126,550   1,401,371       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Information Technology -- (Continued)
    Mamezou Holdings Co., Ltd.                       10,100 $   60,116       0.0%
    Marubun Corp.                                    95,700    657,876       0.0%
    Maruwa Co., Ltd.                                 52,300  1,485,139       0.1%
#   Marvelous, Inc.                                 196,300  1,595,197       0.1%
#   Megachips Corp.                                 107,400  1,104,289       0.0%
*   Meiko Electronics Co., Ltd.                     111,800    307,900       0.0%
    Melco Holdings, Inc.                             75,500  1,497,867       0.1%
#   Micronics Japan Co., Ltd.                       167,000  1,485,506       0.1%
    Mimasu Semiconductor Industry Co., Ltd.          92,281    885,649       0.0%
    Miraial Co., Ltd.                                29,800    209,964       0.0%
    Miroku Jyoho Service Co., Ltd.                   96,700    957,159       0.0%
    Mitsubishi Research Institute, Inc.              32,600  1,032,422       0.0%
    Mitsui High-Tec, Inc.                           139,000    852,180       0.0%
#   Mitsumi Electric Co., Ltd.                      405,400  1,965,277       0.1%
#   MTI, Ltd.                                       168,800  1,182,507       0.1%
#   Mutoh Holdings Co., Ltd.                        126,000    260,637       0.0%
    Nagano Keiki Co., Ltd.                            5,500     31,580       0.0%
#   Nakayo, Inc.                                    390,000  1,185,805       0.1%
    NEC Networks & System Integration Corp.         136,600  2,118,487       0.1%
#   NET One Systems Co., Ltd.                       525,900  2,730,708       0.1%
*   New Japan Radio Co., Ltd.                        96,000    365,518       0.0%
#   Nexyz Group Corp.                                15,000    222,362       0.0%
    Nichicon Corp.                                  324,600  2,186,702       0.1%
    NIFTY Corp.                                      46,100    455,859       0.0%
    Nihon Dempa Kogyo Co., Ltd.                     102,700    666,607       0.0%
#   Nihon Unisys, Ltd.                              351,175  4,300,476       0.2%
#   Nippon Ceramic Co., Ltd.                         62,200  1,120,129       0.0%
#   Nippon Chemi-Con Corp.                          950,000  1,264,599       0.1%
#   Nippon Kodoshi Corp.                             25,000    188,972       0.0%
    Nippon Signal Co., Ltd.                         310,600  2,585,574       0.1%
    Nippon Systemware Co., Ltd.                      29,400    254,567       0.0%
    Nohmi Bosai, Ltd.                               132,600  1,856,728       0.1%
    Noritsu Koki Co., Ltd.                           76,800    435,905       0.0%
    NS Solutions Corp.                              131,800  2,291,314       0.1%
    NSD Co., Ltd.                                   155,080  2,431,944       0.1%
    Nuflare Technology, Inc.                         18,500    824,191       0.0%
#   Ohara, Inc.                                      47,600    225,740       0.0%
    Oizumi Corp.                                     16,300     69,538       0.0%
#   Okaya Electric Industries Co., Ltd.              73,000    253,750       0.0%
#   Oki Electric Industry Co., Ltd.               4,751,000  6,650,083       0.3%
#   ONO Sokki Co., Ltd.                              58,400    432,068       0.0%
    Optex Co., Ltd.                                  63,900  2,041,840       0.1%
#   Origin Electric Co., Ltd.                       173,000    441,242       0.0%
    Osaki Electric Co., Ltd.                        168,000  1,200,779       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.     111,600    576,405       0.0%
    PCA Corp.                                         2,500     30,159       0.0%
    Poletowin Pitcrew Holdings, Inc.                 18,300    149,928       0.0%
    Riken Keiki Co., Ltd.                            76,100    720,911       0.0%
    Riso Kagaku Corp.                               179,500  2,800,143       0.1%
    Roland DG Corp.                                  49,900    990,782       0.0%
    Ryoden Trading Co., Ltd.                        174,000  1,014,487       0.0%
    Ryosan Co., Ltd.                                191,900  4,597,862       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Information Technology -- (Continued)
#   Ryoyo Electro Corp.                             104,300 $1,248,377       0.1%
#   Sanken Electric Co., Ltd.                       673,000  2,231,152       0.1%
    Sanshin Electronics Co., Ltd.                   149,900  1,237,582       0.1%
    Satori Electric Co., Ltd.                        85,880    589,977       0.0%
    Saxa Holdings, Inc.                             298,000    547,326       0.0%
    SCREEN Holdings Co., Ltd.                     1,006,000  7,761,522       0.3%
    Shibaura Electronics Co., Ltd.                   26,200    361,214       0.0%
#   Shibaura Mechatronics Corp.                     200,000    382,253       0.0%
    Shindengen Electric Manufacturing Co., Ltd.     433,000  1,562,432       0.1%
#*  Shinkawa, Ltd.                                   57,300    218,257       0.0%
    Shinko Electric Industries Co., Ltd.            437,900  2,432,249       0.1%
    Shinko Shoji Co., Ltd.                          121,700  1,187,382       0.1%
    Shizuki Electric Co., Inc.                      100,000    509,981       0.0%
#   Siix Corp.                                       92,900  2,744,475       0.1%
    SMK Corp.                                       360,000  1,467,766       0.1%
#   SMS Co., Ltd.                                   150,200  2,786,961       0.1%
    Softbank Technology Corp.                        29,000    446,395       0.0%
*   Softbrain Co., Ltd.                             161,300    243,205       0.0%
    Softcreate Holdings Corp.                         4,000     34,110       0.0%
    Sourcenext Corp.                                 17,500     79,099       0.0%
    SRA Holdings                                     47,500  1,102,539       0.0%
    Sumco Corp.                                      77,200    488,880       0.0%
#   Sumida Corp.                                    107,549    671,443       0.0%
    Sun-Wa Technos Corp.                             35,100    226,363       0.0%
    Systena Corp.                                   116,600  1,749,809       0.1%
    Tabuchi Electric Co., Ltd.                      145,100    628,723       0.0%
    Tachibana Eletech Co., Ltd.                      83,160    895,713       0.0%
    Taiyo Yuden Co., Ltd.                           642,700  6,413,527       0.3%
    Tamura Corp.                                    447,000  1,203,379       0.1%
    Teikoku Tsushin Kogyo Co., Ltd.                 198,000    297,841       0.0%
    TKC Corp.                                       104,700  2,844,548       0.1%
*   Toko, Inc.                                      208,000    780,909       0.0%
#   Tokyo Electron Device, Ltd.                      37,200    503,556       0.0%
    Tokyo Seimitsu Co., Ltd.                        231,900  4,809,106       0.2%
    Tomen Devices Corp.                               2,400     38,965       0.0%
#   Topcon Corp.                                    171,900  2,116,024       0.1%
    Tose Co., Ltd.                                   22,100    147,208       0.0%
#   Toshiba TEC Corp.                               806,000  3,044,201       0.1%
    Toukei Computer Co., Ltd.                        22,710    426,021       0.0%
    Towa Corp.                                      124,500    793,975       0.0%
    Toyo Corp.                                      131,600  1,342,061       0.1%
    Transcosmos, Inc.                               154,000  4,063,069       0.2%
    UKC Holdings Corp.                               64,900  1,152,327       0.1%
    Ulvac, Inc.                                     252,600  7,745,140       0.3%
#*  Uniden Holdings Corp.                           366,000    419,465       0.0%
#*  UT Group Co., Ltd.                              189,500    749,062       0.0%
#   V Technology Co., Ltd.                            5,100    211,514       0.0%
#   Vitec Holdings Co., Ltd.                         36,200    318,336       0.0%
#   Wacom Co., Ltd.                                 920,300  3,825,741       0.2%
#   Wellnet Corp.                                    19,100    639,724       0.0%
#   Y A C Co., Ltd.                                  31,000    297,189       0.0%
    Yamaichi Electronics Co., Ltd.                  120,500    598,351       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
    Yashima Denki Co., Ltd.                          25,600 $    128,760       0.0%
    Yokowo Co., Ltd.                                 86,200      391,948       0.0%
*   Zappallas, Inc.                                  55,900      204,424       0.0%
    Zuken, Inc.                                      64,400      629,502       0.0%
                                                            ------------      ----
Total Information Technology                                 303,972,069      11.6%
                                                            ------------      ----
Materials -- (10.5%)
    Achilles Corp.                                  909,000    1,161,282       0.1%
    ADEKA Corp.                                     523,000    7,334,470       0.3%
    Agro-Kanesho Co., Ltd.                           31,900      290,775       0.0%
    Aichi Steel Corp.                               654,000    2,771,575       0.1%
    Alconix Corp.                                    50,900      735,185       0.0%
    Arakawa Chemical Industries, Ltd.                86,300      732,668       0.0%
    Araya Industrial Co., Ltd.                      268,000      301,443       0.0%
#   Asahi Holdings, Inc.                            155,550    2,090,546       0.1%
    Asahi Printing Co., Ltd.                            800       16,147       0.0%
    ASAHI YUKIZAI Corp.                             412,000      777,488       0.0%
    Asia Pile Holdings Corp.                         15,700       58,593       0.0%
    C Uyemura & Co., Ltd.                            23,100      990,896       0.0%
    Carlit Holdings Co., Ltd.                        71,700      316,687       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                  552,000    1,014,213       0.0%
*   Chugai Mining Co., Ltd.                       1,012,400      205,466       0.0%
    Chugoku Marine Paints, Ltd.                     345,000    2,444,060       0.1%
#   Dai Nippon Toryo Co., Ltd.                      740,000    1,293,963       0.1%
    Daido Steel Co., Ltd.                           920,000    3,108,530       0.1%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.           17,600      478,604       0.0%
    Daiken Corp.                                    390,000    1,107,157       0.1%
    Daiki Aluminium Industry Co., Ltd.              153,000      386,427       0.0%
    Dainichiseika Color & Chemicals
    Manufacturing Co., Ltd.                         408,000    1,683,646       0.1%
#   Daio Paper Corp.                                497,300    4,904,451       0.2%
#   DC Co., Ltd.                                    110,700      338,346       0.0%
    Denka Co., Ltd.                               1,753,000    7,379,361       0.3%
#   DKS Co., Ltd.                                   207,000      644,718       0.0%
    Dowa Holdings Co., Ltd.                         217,000    1,359,611       0.1%
    Dynapac Co., Ltd.                                25,000       60,951       0.0%
    FP Corp.                                        148,000    6,546,246       0.3%
    Fuji Seal International, Inc.                   132,100    4,493,822       0.2%
    Fujikura Kasei Co., Ltd.                        145,500      655,471       0.0%
    Fujimi, Inc.                                     91,800    1,216,629       0.1%
    Fujimori Kogyo Co., Ltd.                         75,000    1,738,640       0.1%
#   Fumakilla, Ltd.                                  78,000      471,992       0.0%
    Fuso Chemical Co., Ltd.                          39,600      608,119       0.0%
    Godo Steel, Ltd.                                874,000    1,589,237       0.1%
    Gun-Ei Chemical Industry Co., Ltd.              286,000      795,418       0.0%
    Harima Chemicals Group, Inc.                     73,300      337,462       0.0%
#   Hodogaya Chemical Co., Ltd.                     339,000      688,500       0.0%
    Hokkan Holdings, Ltd.                           275,000      829,019       0.0%
    Hokko Chemical Industry Co., Ltd.               104,000      297,651       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                  857,799    5,424,236       0.2%
    Honshu Chemical Industry Co., Ltd.               14,000       83,486       0.0%
    Ihara Chemical Industry Co., Ltd.               199,100    2,548,768       0.1%
    Ise Chemicals Corp.                              81,000      361,864       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
Materials -- (Continued)
*   Ishihara Sangyo Kaisha, Ltd.                  1,911,500 $1,313,962       0.1%
#   Ishizuka Glass Co., Ltd.                        119,000    193,321       0.0%
    Japan Pure Chemical Co., Ltd.                     1,600     29,840       0.0%
#   JCU Corp.                                        27,700    870,060       0.0%
    JSP Corp.                                        71,600  1,232,385       0.1%
#   Kanto Denka Kogyo Co., Ltd.                     250,000  1,811,533       0.1%
    Katakura & Co-op Agri Corp.                      39,000     77,302       0.0%
    Kawakin Holdings Co., Ltd.                       11,000     29,005       0.0%
    Kimoto Co., Ltd.                                228,000    356,577       0.0%
    Koatsu Gas Kogyo Co., Ltd.                      158,493    942,250       0.0%
#   Kogi Corp.                                       55,000     81,049       0.0%
    Kohsoku Corp.                                    60,200    468,582       0.0%
    Konishi Co., Ltd.                               179,400  2,251,630       0.1%
    Krosaki Harima Corp.                            270,000    597,672       0.0%
    Kureha Corp.                                    764,500  2,622,694       0.1%
    Kurimoto, Ltd.                                  615,000    928,221       0.0%
    Kyoei Steel, Ltd.                               106,200  1,640,817       0.1%
#   Kyowa Leather Cloth Co., Ltd.                    43,500    328,287       0.0%
    Lintec Corp.                                    286,700  5,496,005       0.2%
#   MEC Co., Ltd.                                    95,800    678,008       0.0%
    Mitani Sekisan Co., Ltd.                         24,000    371,646       0.0%
*   Mitsubishi Paper Mills, Ltd.                  1,679,000  1,278,705       0.1%
    Mitsubishi Steel Manufacturing Co., Ltd.        849,000  1,413,983       0.1%
    Mitsui Mining & Smelting Co., Ltd.            3,627,000  6,806,839       0.3%
#   MORESCO Corp.                                    39,700    423,730       0.0%
    Mory Industries, Inc.                           152,000    410,575       0.0%
*   Nakayama Steel Works, Ltd.                      845,000    520,483       0.0%
    Neturen Co., Ltd.                               166,900  1,145,017       0.1%
#*  New Japan Chemical Co., Ltd.                    182,300    298,919       0.0%
    Nichia Steel Works, Ltd.                        164,900    346,402       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                    71,000    515,979       0.0%
#   Nihon Nohyaku Co., Ltd.                         260,400  1,362,032       0.1%
    Nihon Parkerizing Co., Ltd.                     553,500  4,882,087       0.2%
    Nihon Yamamura Glass Co., Ltd.                  489,000    735,723       0.0%
#   Nippon Carbide Industries Co., Inc.             434,000    635,085       0.0%
    Nippon Chemical Industrial Co., Ltd.            477,000    890,331       0.0%
#   Nippon Chutetsukan K.K.                          79,000    111,771       0.0%
#   Nippon Concrete Industries Co., Ltd.            203,100    512,560       0.0%
    Nippon Denko Co., Ltd.                          673,414  1,079,443       0.0%
    Nippon Fine Chemical Co., Ltd.                   81,000    557,194       0.0%
#   Nippon Kasei Chemical Co., Ltd.                 192,000    199,705       0.0%
    Nippon Kayaku Co., Ltd.                         540,000  5,797,496       0.2%
*   Nippon Kinzoku Co., Ltd.                        293,000    262,730       0.0%
#   Nippon Koshuha Steel Co., Ltd.                  460,000    320,561       0.0%
    Nippon Light Metal Holdings Co., Ltd.         3,065,900  5,410,388       0.2%
#   Nippon Paper Industries Co., Ltd.               288,100  5,536,028       0.2%
    Nippon Pillar Packing Co., Ltd.                 116,800    981,050       0.0%
    Nippon Soda Co., Ltd.                           827,000  4,321,408       0.2%
    Nippon Synthetic Chemical Industry Co., Ltd.
    (The)                                           287,000  1,731,859       0.1%
    Nippon Valqua Industries, Ltd.                  489,000  1,278,705       0.1%
#*  Nippon Yakin Kogyo Co., Ltd.                    831,300  1,074,084       0.0%
#   Nisshin Steel Co., Ltd.                         582,592  7,799,338       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
Materials -- (Continued)
#   Nitta Gelatin, Inc.                              37,900 $   264,155       0.0%
    Nittetsu Mining Co., Ltd.                       344,000   1,272,035       0.1%
#   Nitto FC Co., Ltd.                               63,800     532,760       0.0%
    NOF Corp.                                       870,000   6,848,083       0.3%
#   Okamoto Industries, Inc.                        405,000   2,972,024       0.1%
    Okura Industrial Co., Ltd.                      284,000     744,594       0.0%
    Osaka Organic Chemical Industry, Ltd.            66,000     374,242       0.0%
    Osaka Soda Co., Ltd.                            424,000   1,608,667       0.1%
    Osaka Steel Co., Ltd.                            83,300   1,364,471       0.1%
#   OSAKA Titanium Technologies Co., Ltd.           113,100   1,528,338       0.1%
#*  Pacific Metals Co., Ltd.                        924,000   2,956,421       0.1%
    Pack Corp. (The)                                 79,600   1,872,950       0.1%
#*  Rasa Industries, Ltd.                           480,000     465,846       0.0%
#   Rengo Co., Ltd.                               1,261,000   6,866,631       0.3%
    Riken Technos Corp.                             212,600     765,291       0.0%
    Sakai Chemical Industry Co., Ltd.               570,000   1,568,539       0.1%
    Sakata INX Corp.                                235,200   2,656,543       0.1%
    Sanyo Chemical Industries, Ltd.                 349,000   2,695,187       0.1%
    Sanyo Special Steel Co., Ltd.                   650,300   2,959,590       0.1%
    Sekisui Plastics Co., Ltd.                      268,000     855,186       0.0%
    Shikoku Chemicals Corp.                         225,000   1,864,875       0.1%
    Shin-Etsu Polymer Co., Ltd.                     190,300   1,127,548       0.1%
    Shinagawa Refractories Co., Ltd.                250,000     448,042       0.0%
#   Shinko Wire Co., Ltd.                           184,000     256,799       0.0%
#   Showa Denko KK                                4,865,000   5,061,761       0.2%
#   Stella Chemifa Corp.                             54,300   1,096,912       0.0%
    Sumitomo Bakelite Co., Ltd.                   1,163,000   4,800,233       0.2%
    Sumitomo Osaka Cement Co., Ltd.               2,493,000  10,748,116       0.4%
    Sumitomo Seika Chemicals Co., Ltd.              279,000   1,340,617       0.1%
    T Hasegawa Co., Ltd.                            130,600   2,142,265       0.1%
#   T&K Toka Co., Ltd.                               78,800     641,300       0.0%
    Taisei Lamick Co., Ltd.                          28,800     752,195       0.0%
    Taiyo Holdings Co., Ltd.                        102,100   3,390,246       0.1%
    Takasago International Corp.                     87,200   1,943,571       0.1%
    Takiron Co., Ltd.                               295,000   1,442,169       0.1%
*   Tanaka Chemical Corp.                             7,700      59,589       0.0%
#   Tayca Corp.                                     164,000     726,571       0.0%
    Tenma Corp.                                      79,600   1,184,965       0.1%
    Toagosei Co., Ltd.                              658,000   5,934,160       0.2%
#   Toda Kogyo Corp.                                219,000     607,074       0.0%
#   Toho Titanium Co., Ltd.                           7,600      50,529       0.0%
#   Toho Zinc Co., Ltd.                             800,000   2,166,177       0.1%
    Tokai Carbon Co., Ltd.                        1,289,000   3,376,576       0.1%
    Tokushu Tokai Paper Co., Ltd.                   564,580   1,797,970       0.1%
#*  Tokuyama Corp.                                2,159,000   3,419,132       0.1%
    Tokyo Ohka Kogyo Co., Ltd.                      149,200   4,171,568       0.2%
#   Tokyo Rope Manufacturing Co., Ltd.              688,000     943,661       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.             652,000   4,016,012       0.2%
    Tokyo Tekko Co., Ltd.                           251,000     851,767       0.0%
#   Tomoegawa Co., Ltd.                             125,000     214,657       0.0%
#   Tomoku Co., Ltd.                                335,000     847,101       0.0%
    Topy Industries, Ltd.                         1,142,000   2,187,879       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                    ---------- -------------- ---------------
Materials -- (Continued)
#     Toyo Ink SC Holdings Co., Ltd.                 1,157,000 $    4,609,380        0.2%
      Toyo Kohan Co., Ltd.                             286,000        899,859        0.0%
      Toyobo Co., Ltd.                               5,688,000      9,665,934        0.4%
      TYK Corp.                                        138,000        214,290        0.0%
#     UACJ Corp.                                     1,486,415      3,019,712        0.1%
      Ube Industries, Ltd.                           5,257,000      9,984,558        0.4%
      Wood One Co., Ltd.                               164,000        382,879        0.0%
      Yamato Kogyo Co., Ltd.                           134,800      3,164,364        0.1%
      Yodogawa Steel Works, Ltd.                       144,700      3,266,881        0.1%
      Yotai Refractories Co., Ltd.                       8,000         21,226        0.0%
      Yuki Gosei Kogyo Co., Ltd.                        64,000        146,459        0.0%
      Yushiro Chemical Industry Co., Ltd.               61,400        690,807        0.0%
      Zeon Corp.                                       327,000      2,323,390        0.1%
                                                               --------------      -----
Total Materials                                                   302,808,204       11.6%
                                                               --------------      -----
Telecommunication Services -- (0.0%)
#     Okinawa Cellular Telephone Co.                    43,200      1,224,066        0.0%
                                                               --------------      -----
Utilities -- (0.6%)
      Hiroshima Gas Co., Ltd.                           30,000         97,261        0.0%
      Hokkaido Electric Power Co., Inc.                364,400      3,321,498        0.1%
      Hokkaido Gas Co., Ltd.                           273,000        700,913        0.0%
      Hokuriku Gas Co., Ltd.                            99,000        250,513        0.0%
      K&O Energy Group, Inc.                            75,300        885,047        0.0%
#     Okinawa Electric Power Co., Inc. (The)           140,956      3,602,071        0.2%
      Saibu Gas Co., Ltd.                            1,831,000      4,522,626        0.2%
      Shizuoka Gas Co., Ltd.                           298,400      2,034,155        0.1%
      Toell Co., Ltd.                                    6,700         47,147        0.0%
#     West Holdings Corp.                               96,800        579,485        0.0%
                                                               --------------      -----
Total Utilities                                                    16,040,716        0.6%
                                                               --------------      -----
TOTAL COMMON STOCKS                                             2,584,182,509       98.8%
                                                               --------------      -----
SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund                25,960,482    300,362,781       11.5%
                                                               --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,713,498,459)            $2,884,545,290      110.3%
                                                               ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary               -- $  530,446,726   --    $  530,446,726
   Consumer Staples             $6,743,646    258,515,585   --       265,259,231
   Energy                               --     25,049,413   --        25,049,413
   Financials                    1,313,887    283,053,806   --       284,367,693
   Health Care                          --    121,292,134   --       121,292,134
   Industrials                          --    733,722,257   --       733,722,257
   Information Technology               --    303,972,069   --       303,972,069
   Materials                            --    302,808,204   --       302,808,204
   Telecommunication Services           --      1,224,066   --         1,224,066
   Utilities                            --     16,040,716   --        16,040,716
Securities Lending Collateral           --    300,362,781   --       300,362,781
                                ---------- --------------   --    --------------
TOTAL                           $8,057,533 $2,876,487,757   --    $2,884,545,290
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
*   AAT Corp., Ltd.                                     99 $        --       0.0%
    Acrux, Ltd.                                    660,428     308,626       0.0%
    Adelaide Brighton, Ltd.                      3,668,074  14,349,269       1.0%
*   Aditya Birla Minerals, Ltd.                    630,320     140,847       0.0%
*   AED Oil, Ltd.                                  363,401          --       0.0%
#   Ainsworth Game Technology, Ltd.                784,170   1,385,288       0.1%
#*  AJ Lucas Group, Ltd.                           152,343      23,053       0.0%
*   Alkane Resources, Ltd.                       1,219,715     193,859       0.0%
#   ALS, Ltd.                                    1,315,878   4,643,520       0.3%
    Altium, Ltd.                                   222,654   1,036,266       0.1%
*   Altona Mining, Ltd.                          1,108,169      83,084       0.0%
#   Alumina, Ltd.                                8,122,355   9,171,857       0.7%
    AMA Group, Ltd.                                174,066     123,991       0.0%
    Ansell, Ltd.                                   542,529   8,188,517       0.6%
*   Antares Energy, Ltd.                           199,346       8,831       0.0%
    AP Eagers, Ltd.                                234,655   1,920,694       0.1%
#*  APN News & Media, Ltd.                       4,904,331   2,291,143       0.2%
    APN Outdoor Group, Ltd.                         62,079     296,712       0.0%
#   ARB Corp., Ltd.                                472,048   5,760,741       0.4%
    Ardent Leisure Group                           188,082     308,791       0.0%
    Aristocrat Leisure, Ltd.                       834,660   6,309,724       0.5%
#*  Arrium, Ltd.                                17,951,296     300,284       0.0%
#   Asaleo Care, Ltd.                              281,419     419,254       0.0%
*   ASG Group, Ltd.                                898,212     750,135       0.1%
*   Atlantic, Ltd.                                  21,276          49       0.0%
*   Atlas Iron, Ltd.                             4,541,089      79,101       0.0%
#   AUB Group, Ltd.                                258,874   1,710,642       0.1%
*   Ausdrill, Ltd.                               1,723,145     613,461       0.0%
#*  Ausenco, Ltd.                                  302,942      59,125       0.0%
#   Austal, Ltd.                                 1,148,615   1,352,974       0.1%
*   Austin Engineering, Ltd.                       312,507      28,260       0.0%
#*  Australian Agricultural Co., Ltd.            2,385,475   2,592,609       0.2%
    Australian Pharmaceutical Industries, Ltd.   2,403,274   3,569,960       0.3%
*   Australian Vintage, Ltd.                     3,979,004   1,723,648       0.1%
    Auswide Bank, Ltd.                              91,436     358,058       0.0%
#   Automotive Holdings Group, Ltd.              1,464,387   4,346,378       0.3%
*   Avanco Resources, Ltd.                       2,444,368     129,533       0.0%
    Aveo Group                                     747,286   1,934,913       0.1%
    AVJennings, Ltd.                             7,051,385   2,867,528       0.2%
#*  AWE, Ltd.                                    3,356,993   1,751,610       0.1%
*   Bandanna Energy, Ltd.                          337,935          --       0.0%
#   Bank of Queensland, Ltd.                       732,266   6,226,838       0.5%
    Beach Energy, Ltd.                          13,448,071   7,468,464       0.5%
#   Beadell Resources, Ltd.                      2,424,377     578,003       0.0%
#   Bega Cheese, Ltd.                              514,153   2,395,494       0.2%
#   Bellamy's Australia, Ltd.                      183,940   1,403,003       0.1%
    Bendigo & Adelaide Bank, Ltd.                  801,727   5,643,977       0.4%
    BigAir Group, Ltd.                              23,037      10,223       0.0%
#*  Billabong International, Ltd.                  756,968     781,805       0.1%
#   Blackmores, Ltd.                                81,784   9,959,777       0.7%
    Blue Sky Alternative Investments, Ltd.          16,985      90,111       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE++   OF NET ASSETS**
                                         ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd.                 2,315,186 $11,303,541       0.8%
*   Boart Longyear, Ltd.                  2,658,836     189,220       0.0%
*   Boom Logistics, Ltd.                    986,820      50,157       0.0%
    Boral, Ltd.                           2,013,642   9,800,669       0.7%
#*  Bradken, Ltd.                         1,242,062     854,122       0.1%
#   Breville Group, Ltd.                    765,489   4,764,107       0.4%
    Brickworks, Ltd.                        228,958   2,659,312       0.2%
*   Broadspectrum, Ltd.                   3,089,111   3,447,931       0.3%
    BT Investment Management, Ltd.          580,053   4,333,547       0.3%
#*  Buccaneer Energy, Ltd.                3,283,586       3,283       0.0%
#   Burson Group, Ltd.                      242,202     913,497       0.1%
#*  Buru Energy, Ltd.                       316,943      46,813       0.0%
#   Cabcharge Australia, Ltd.               863,423   2,102,769       0.2%
    Capilano Honey, Ltd.                      2,915      49,866       0.0%
    Capitol Health, Ltd.                    164,543      21,144       0.0%
*   Capral, Ltd.                             58,499       4,863       0.0%
#   Cardno, Ltd.                            817,602     687,064       0.1%
*   Carnarvon Petroleum, Ltd.             5,095,141     343,058       0.0%
*   Carnegie Wave Energy, Ltd.              563,165      17,119       0.0%
#   carsales.com, Ltd.                    1,702,940  15,168,334       1.1%
#   Cash Converters International, Ltd.   2,335,703     867,826       0.1%
*   CDS Technologies, Ltd.                   13,276          --       0.0%
#   Cedar Woods Properties, Ltd.            323,002   1,044,240       0.1%
    Challenger, Ltd.                      1,370,457   9,270,307       0.7%
*   ChemGenex Pharmaceuticals, Ltd.         115,291          --       0.0%
    Cleanaway Waste Management, Ltd.     10,319,019   6,162,135       0.5%
#*  Clinuvel Pharmaceuticals, Ltd.           46,902     154,921       0.0%
    Cochlear, Ltd.                           10,800     883,400       0.1%
    Codan, Ltd.                             400,153     304,429       0.0%
#   Collection House, Ltd.                2,104,108   1,851,014       0.1%
    Collins Foods, Ltd.                     289,927     884,319       0.1%
*   Cooper Energy, Ltd.                     336,842      62,255       0.0%
#   Corporate Travel Management, Ltd.       221,197   2,385,069       0.2%
    Coventry Group, Ltd.                     87,320      73,126       0.0%
#   Cover-More Group, Ltd.                  353,468     373,980       0.0%
#   Credit Corp. Group, Ltd.                112,480     862,038       0.1%
#   CSG, Ltd.                               848,751     898,376       0.1%
    CSR, Ltd.                             3,350,138   8,649,885       0.6%
#*  Cudeco, Ltd.                            387,893     176,961       0.0%
*   Cue Energy Resources, Ltd.            1,158,016      56,164       0.0%
    Data#3, Ltd.                            556,711     431,325       0.0%
    Decmil Group, Ltd.                      867,988     503,660       0.0%
*   Devine, Ltd.                            331,966     151,141       0.0%
#   Dick Smith Holdings, Ltd.                91,564          --       0.0%
#   Domino's Pizza Enterprises, Ltd.        286,872  13,436,083       1.0%
*   Donaco International, Ltd.               28,566       9,743       0.0%
    Downer EDI, Ltd.                      2,910,872   8,172,322       0.6%
    DuluxGroup, Ltd.                      3,101,823  15,022,680       1.1%
    DWS, Ltd.                               395,621     358,026       0.0%
#*  Elders, Ltd.                            289,035     747,239       0.1%
*   Emeco Holdings, Ltd.                  2,411,452      54,807       0.0%
#*  Energy Resources of Australia, Ltd.   1,156,799     302,983       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd.                      4,185,404 $   601,354       0.0%
*   Enero Group, Ltd.                                12,387      10,838       0.0%
    EQT Holdings, Ltd.                               21,077     242,936       0.0%
#   ERM Power, Ltd.                                 783,474     850,522       0.1%
    Estia Health, Ltd.                               80,635     352,708       0.0%
    Ethane Pipeline Income Fund                     190,260     273,393       0.0%
    Euroz, Ltd.                                     101,762      59,442       0.0%
    Event Hospitality and Entertainment, Ltd.       466,519   5,313,797       0.4%
    Evolution Mining, Ltd.                        3,866,425   5,840,936       0.4%
    Fairfax Media, Ltd.                          14,257,034   8,569,306       0.6%
    Fantastic Holdings, Ltd.                        326,291     477,784       0.0%
*   FAR, Ltd.                                     1,626,533     102,262       0.0%
    Finbar Group, Ltd.                              154,390     100,254       0.0%
#*  Fleetwood Corp., Ltd.                           394,575     506,798       0.0%
#   FlexiGroup, Ltd.                                952,940   1,722,618       0.1%
#   Flight Centre Travel Group, Ltd.                129,605   3,859,058       0.3%
#*  Focus Minerals, Ltd.                             22,731       6,334       0.0%
#   G8 Education, Ltd.                            1,026,632   3,055,896       0.2%
    Gazal Corp., Ltd.                                22,520      41,055       0.0%
    GBST Holdings, Ltd.                              12,563      45,292       0.0%
    Genworth Mortgage Insurance Australia, Ltd.     219,941     397,205       0.0%
*   Global Construction Services, Ltd.                4,832       1,503       0.0%
#   GrainCorp, Ltd. Class A                       1,251,687   7,758,802       0.6%
    Grange Resources, Ltd.                        1,724,297     124,249       0.0%
#   Greencross, Ltd.                                142,588     767,352       0.1%
#   GUD Holdings, Ltd.                              811,568   5,240,762       0.4%
    GWA Group, Ltd.                               1,861,904   3,253,143       0.2%
    Hansen Technologies, Ltd.                       117,366     301,812       0.0%
#   Harvey Norman Holdings, Ltd.                  1,282,453   4,343,072       0.3%
    Healthscope, Ltd.                             3,182,159   6,553,638       0.5%
    HFA Holdings, Ltd.                              310,766     539,176       0.0%
*   Hillgrove Resources, Ltd.                       163,217       6,180       0.0%
    Hills, Ltd.                                   1,277,876     213,238       0.0%
*   Horizon Oil, Ltd.                             6,691,326     359,480       0.0%
*   IDM International, Ltd.                          23,969          --       0.0%
    Iluka Resources, Ltd.                         1,020,267   4,951,767       0.4%
*   Imdex, Ltd.                                   1,225,370     190,918       0.0%
#   IMF Bentham, Ltd.                               700,765     712,196       0.1%
#   Independence Group NL                         1,789,170   4,134,027       0.3%
*   Infigen Energy                                2,044,271   1,116,540       0.1%
#   Infomedia, Ltd.                               2,051,811     917,635       0.1%
    Integrated Research, Ltd.                       327,026     543,572       0.0%
*   Invitrocue, Ltd.                                      9           1       0.0%
#   InvoCare, Ltd.                                  901,024   8,364,885       0.6%
#   IOOF Holdings, Ltd.                           1,900,338  12,851,732       0.9%
#   IRESS, Ltd.                                   1,073,207   9,450,773       0.7%
#   iSelect, Ltd.                                   102,153      88,699       0.0%
#   iSentia Group, Ltd.                             102,738     282,308       0.0%
#   JB Hi-Fi, Ltd.                                  836,109  13,909,715       1.0%
*   Jupiter Mines, Ltd.                             405,443      22,658       0.0%
    K&S Corp., Ltd.                                 265,983     311,822       0.0%
#*  Karoon Gas Australia, Ltd.                      738,066     810,089       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Kingsgate Consolidated, Ltd.           1,717,937 $   597,314       0.0%
#*  Kingsrose Mining, Ltd.                   760,046     118,033       0.0%
*   Lednium, Ltd.                            195,019          --       0.0%
#*  Lonestar Resources, Ltd.                  19,612      97,106       0.0%
#*  Lynas Corp., Ltd.                      3,390,978     191,650       0.0%
#   MACA, Ltd.                               683,733     573,463       0.0%
*   Macmahon Holdings, Ltd.                6,319,933     503,174       0.0%
    Macquarie Atlas Roads Group              565,764   2,085,220       0.2%
    Magellan Financial Group, Ltd.           466,192   7,562,455       0.6%
#   Mantra Group, Ltd.                       288,991     808,920       0.1%
    Matrix Composites & Engineering, Ltd.      4,523       1,236       0.0%
*   Maverick Drilling & Exploration, Ltd.     23,243       1,075       0.0%
#   MaxiTRANS Industries, Ltd.               915,613     360,645       0.0%
#*  Mayne Pharma Group, Ltd.               3,767,830   3,975,691       0.3%
#   McMillan Shakespeare, Ltd.               427,034   3,968,809       0.3%
    McPherson's, Ltd.                        558,677     373,105       0.0%
#*  Medusa Mining, Ltd.                    1,179,362     674,575       0.1%
    Melbourne IT, Ltd.                       441,811     653,687       0.1%
#*  Mesoblast, Ltd.                          143,272     237,248       0.0%
    Metals X, Ltd.                           370,222     289,544       0.0%
#*  Metcash, Ltd.                          4,871,384   6,485,305       0.5%
#*  Mincor Resources NL                    1,067,643     169,780       0.0%
#*  Mineral Deposits, Ltd.                   466,063     105,615       0.0%
#   Mineral Resources, Ltd.                1,168,088   6,539,330       0.5%
#   MMA Offshore, Ltd.                     2,189,075     780,380       0.1%
#   Monadelphous Group, Ltd.                 687,485   3,958,783       0.3%
    Money3 Corp., Ltd.                        14,619      10,108       0.0%
*   Morning Star Gold NL                     332,749         177       0.0%
#   Mortgage Choice, Ltd.                    680,426     874,613       0.1%
#*  Mount Gibson Iron, Ltd.                4,484,844     735,060       0.1%
#   Myer Holdings, Ltd.                    5,669,367   4,437,851       0.3%
    MyState, Ltd.                            187,162     572,428       0.0%
#   Navitas, Ltd.                          1,440,089   5,578,335       0.4%
#*  Nearmap, Ltd.                          1,029,484     401,905       0.0%
*   NetComm Wireless, Ltd.                    21,593      47,969       0.0%
    New Hope Corp., Ltd.                     165,508     180,745       0.0%
*   Newsat, Ltd.                           1,680,867          --       0.0%
*   NEXTDC, Ltd.                              36,489      79,548       0.0%
    nib holdings, Ltd.                     2,713,689   9,384,435       0.7%
    Nick Scali, Ltd.                         165,818     513,672       0.0%
#   Nine Entertainment Co. Holdings, Ltd.    273,418     233,725       0.0%
#*  Noble Mineral Resources, Ltd.              8,114          62       0.0%
#   Northern Star Resources, Ltd.          4,806,957  14,297,307       1.0%
#*  NRW Holdings, Ltd.                     1,867,109     326,588       0.0%
    Nufarm, Ltd.                           1,141,199   6,060,864       0.4%
#*  Orocobre, Ltd.                           389,899     981,043       0.1%
    Orora, Ltd.                            3,139,926   6,258,721       0.5%
#   OrotonGroup, Ltd.                        131,885     275,300       0.0%
    OZ Minerals, Ltd.                      2,198,276   9,759,508       0.7%
#   OzForex Group, Ltd.                      529,225     865,188       0.1%
#   Pacific Brands, Ltd.                   6,093,285   5,265,942       0.4%
#   Pacific Current Group, Ltd.               30,242     102,247       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Pact Group Holdings, Ltd.                220,277 $   862,838       0.1%
#*  Paladin Energy, Ltd.                   9,407,049   1,881,361       0.1%
#   Panoramic Resources, Ltd.              1,781,726     175,402       0.0%
    Patties Foods, Ltd.                       42,099      38,483       0.0%
#   Peet, Ltd.                             1,645,757   1,181,960       0.1%
*   Peninsula Energy, Ltd.                   209,095     121,372       0.0%
#   Perpetual, Ltd.                          356,426  11,523,064       0.8%
*   Perseus Mining, Ltd.                   3,040,420   1,338,025       0.1%
    Platinum Asset Management, Ltd.          292,413   1,340,747       0.1%
*   Pluton Resources, Ltd.                    20,710          41       0.0%
    PMP, Ltd.                              2,327,074     981,714       0.1%
    Premier Investments, Ltd.                556,867   6,692,242       0.5%
*   Prima Biomed, Ltd.                     1,409,121      47,160       0.0%
#   Primary Health Care, Ltd.              3,292,878   8,645,585       0.6%
    Prime Media Group, Ltd.                2,031,951     461,298       0.0%
#   Programmed Maintenance Services, Ltd.  1,525,125   1,692,742       0.1%
    Qantas Airways, Ltd.                     232,534     566,971       0.0%
#   Qube Holdings, Ltd.                    2,350,344   4,428,781       0.3%
*   Quickstep Holdings, Ltd.                  86,781       9,227       0.0%
*   Ramelius Resources, Ltd.                 834,228     266,412       0.0%
#   RCG Corp., Ltd.                          270,233     280,682       0.0%
#   RCR Tomlinson, Ltd.                    1,055,209   1,050,406       0.1%
#   Reckon, Ltd.                             363,914     386,101       0.0%
*   Red 5, Ltd.                                9,022         648       0.0%
    Reece, Ltd.                              231,441   6,341,081       0.5%
    Regis Healthcare, Ltd.                   180,650     697,478       0.1%
    Regis Resources, Ltd.                  2,504,810   5,570,851       0.4%
#   Reject Shop, Ltd. (The)                  234,444   2,207,786       0.2%
#*  Resolute Mining, Ltd.                  3,987,672   2,997,352       0.2%
#   Retail Food Group, Ltd.                  987,465   4,111,677       0.3%
    Ridley Corp., Ltd.                     1,331,622   1,343,878       0.1%
*   RiverCity Motorway Group               1,563,354          --       0.0%
*   RungePincockMinarco, Ltd.                 30,702       8,600       0.0%
    Ruralco Holdings, Ltd.                   115,893     295,550       0.0%
    SAI Global, Ltd.                       1,578,339   4,360,809       0.3%
#*  Salmat, Ltd.                             645,788     274,076       0.0%
    Sandfire Resources NL                    570,890   2,552,552       0.2%
*   Saracen Mineral Holdings, Ltd.         5,111,505   4,159,025       0.3%
    Schaffer Corp., Ltd.                       3,380      12,813       0.0%
    SeaLink Travel Group, Ltd.                20,752      73,229       0.0%
#   Seek, Ltd.                               101,997   1,262,202       0.1%
#   Select Harvests, Ltd.                    500,837   1,906,899       0.1%
*   Senetas Corp., Ltd.                      131,335      10,920       0.0%
#*  Senex Energy, Ltd.                     6,438,932   1,355,017       0.1%
    Servcorp, Ltd.                           314,917   1,711,944       0.1%
    Service Stream, Ltd.                   1,693,203   1,024,867       0.1%
#   Seven Group Holdings, Ltd.               559,015   2,471,185       0.2%
#   Seven West Media, Ltd.                 7,785,820   6,228,963       0.5%
#   SG Fleet Group, Ltd.                      35,137      91,767       0.0%
    Shine Corporate, Ltd.                     15,573      14,768       0.0%
    Sigma Pharmaceuticals, Ltd.            7,230,980   6,016,741       0.4%
#*  Silex Systems, Ltd.                      511,695     143,681       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                  ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Silver Chef, Ltd.                                 99,115 $    742,583       0.1%
#*  Silver Lake Resources, Ltd.                    2,755,624      783,169       0.1%
#   Sims Metal Management, Ltd.                    1,382,214    9,884,710       0.7%
    Sirtex Medical, Ltd.                             412,322    9,275,003       0.7%
#   Slater & Gordon, Ltd.                          2,016,208      447,831       0.0%
#   SMS Management & Technology, Ltd.                575,318      824,198       0.1%
    Southern Cross Media Group, Ltd.               3,756,073    3,067,808       0.2%
#   Spark Infrastructure Group                    11,913,246   18,677,981       1.4%
*   Specialty Fashion Group, Ltd.                    786,397      385,734       0.0%
    Spotless Group Holdings, Ltd.                  1,566,487    1,535,301       0.1%
#*  St Barbara, Ltd.                               2,723,173    4,845,735       0.4%
    Star Entertainment Grp, Ltd. (The)             4,207,608   17,966,372       1.3%
#   Steadfast Group, Ltd.                          1,023,698    1,455,581       0.1%
*   Strike Energy, Ltd.                            1,471,668      122,793       0.0%
#   STW Communications Group, Ltd.                 2,447,007    1,982,677       0.1%
#*  Sundance Energy Australia, Ltd.                2,512,257      358,585       0.0%
#*  Sundance Resources, Ltd.                       3,228,863        8,556       0.0%
    Sunland Group, Ltd.                              729,757      843,620       0.1%
#   Super Retail Group, Ltd.                       1,280,749    8,192,260       0.6%
    Tabcorp Holdings, Ltd.                         3,586,818   12,030,842       0.9%
#   Tassal Group, Ltd.                               901,018    2,662,038       0.2%
    Technology One, Ltd.                           1,645,166    6,073,066       0.4%
#*  Ten Network Holdings, Ltd.                     1,289,363      926,963       0.1%
#   TFS Corp., Ltd.                                2,029,504    2,402,320       0.2%
    Thorn Group, Ltd.                                568,282      600,657       0.0%
*   Tiger Resources, Ltd.                          9,447,997      343,054       0.0%
*   Toro Energy, Ltd.                                 70,156        2,933       0.0%
    Tox Free Solutions, Ltd.                         920,496    2,021,650       0.2%
    Treasury Wine Estates, Ltd.                    1,165,441    8,206,160       0.6%
*   Tribune Resources, Ltd.                            3,093       13,236       0.0%
#*  Troy Resources, Ltd.                           1,647,992      804,973       0.1%
#*  UGL, Ltd.                                      1,185,950    2,837,780       0.2%
    Villa World, Ltd.                                255,978      414,059       0.0%
    Village Roadshow, Ltd.                           831,506    3,309,220       0.2%
*   Virgin Australia Holdings, Ltd.(B43DQC7)       5,942,525    1,577,011       0.1%
#*  Virgin Australia Holdings, Ltd.()              7,648,897           --       0.0%
#   Virtus Health, Ltd.                              141,367      723,929       0.1%
    Vita Group, Ltd.                                  84,312      225,764       0.0%
#   Vocus Communications, Ltd.                     3,781,701   24,698,629       1.8%
#   Watpac, Ltd.                                     760,701      471,165       0.0%
    Webjet, Ltd.                                     511,180    2,341,464       0.2%
    Webster, Ltd.                                     23,507       19,260       0.0%
#   Western Areas, Ltd.                            1,657,313    3,124,461       0.2%
*   White Energy Co., Ltd.                           216,241       23,047       0.0%
#*  Whitehaven Coal, Ltd.                          4,143,411    2,405,760       0.2%
#   WorleyParsons, Ltd.                              481,861    2,532,272       0.2%
                                                             ------------      ----
TOTAL AUSTRALIA                                               738,919,099      53.4%
                                                             ------------      ----
CHINA -- (0.1%)
    Aupu Group Holding Co., Ltd.                   2,468,000      666,492       0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.     4,145,837       66,504       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.   1,558,000      386,322       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
CHINA -- (Continued)
*   HNA International Investment Holdings, Ltd.          5,101,065 $  340,945       0.0%
                                                                   ----------       ---
TOTAL CHINA                                                         1,460,263       0.1%
                                                                   ----------       ---
HONG KONG -- (20.6%)
    Aeon Credit Service Asia Co., Ltd.                     564,000    377,901       0.0%
    Aeon Stores Hong Kong Co., Ltd.                        248,000    217,195       0.0%
    Agritrade Resources, Ltd.                            1,365,000    285,934       0.0%
    Alco Holdings, Ltd.                                  1,426,000    578,598       0.1%
    Allan International Holdings                           620,000    149,859       0.0%
    Allied Group, Ltd.                                     663,200  3,232,725       0.2%
    Allied Properties HK, Ltd.                          11,945,857  2,242,457       0.2%
*   Anxian Yuan China Holdings, Ltd.                     3,100,000     51,850       0.0%
*   Apac Resources, Ltd.                                29,587,350    358,940       0.0%
*   Applied Development Holdings, Ltd.                   2,135,000    104,413       0.0%
    APT Satellite Holdings, Ltd.                         2,884,500  2,289,083       0.2%
    Arts Optical International Hldgs, Ltd.                 730,000    296,017       0.0%
    Asia Financial Holdings, Ltd.                        2,404,908  1,267,023       0.1%
    Asia Satellite Telecommunications Holdings, Ltd.       934,500  1,319,612       0.1%
    Asia Standard Hotel Group, Ltd.                     11,437,218  1,515,005       0.1%
    Asia Standard International Group                   13,041,937  2,115,558       0.2%
#   ASM Pacific Technology, Ltd.                           220,500  1,584,696       0.1%
    Associated International Hotels, Ltd.                  952,000  2,622,263       0.2%
*   Auto Italia Holdings                                 1,900,000     46,446       0.0%
#*  AVIC Joy Holdings HK, Ltd.                           2,920,000     73,142       0.0%
*   Bel Global Resources Holdings, Ltd.                  2,576,000         --       0.0%
    BEP International Holdings, Ltd.                     6,360,000    417,230       0.0%
*   Bestway International Holdings, Ltd.                   205,000     29,250       0.0%
#   Bonjour Holdings, Ltd.                              13,758,600    565,807       0.1%
    Bossini International Holdings, Ltd.                 3,699,500    228,599       0.0%
    Bright Smart Securities & Commodities Group, Ltd.    1,642,000    460,938       0.0%
#   Brightoil Petroleum Holdings, Ltd.                   3,801,000  1,203,340       0.1%
#*  Brockman Mining, Ltd.                               22,810,814    315,283       0.0%
*   Burwill Holdings, Ltd.                              27,112,960    995,041       0.1%
    Cafe de Coral Holdings, Ltd.                         1,980,000  5,977,681       0.4%
#*  CAR, Inc.                                            1,264,000  1,439,857       0.1%
    CEC International Holdings, Ltd.                       284,000     36,906       0.0%
    Century City International Holdings, Ltd.            6,235,460    381,239       0.0%
*   Champion Technology Holdings, Ltd.                  15,193,089    222,809       0.0%
    Chen Hsong Holdings                                  1,212,000    249,854       0.0%
    Cheuk Nang Holdings, Ltd.                              631,045    435,154       0.0%
*   Cheung Wo International Holdings, Ltd.               1,626,000    165,380       0.0%
    Chevalier International Holdings, Ltd.                 820,989  1,292,829       0.1%
*   China Billion Resources, Ltd.                        2,438,000         --       0.0%
*   China Chuanglian Education Group, Ltd.                 300,000      8,947       0.0%
*   China Digicontent Co., Ltd.                          2,710,000         --       0.0%
#*  China Energy Development Holdings, Ltd.             52,140,000    662,349       0.1%
*   China Environmental Energy Investment, Ltd.          1,960,000     30,428       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.     810,000     13,006       0.0%
    China Flavors & Fragrances Co., Ltd.                   381,028    125,443       0.0%
*   China Infrastructure Investment, Ltd.                6,186,000     62,145       0.0%
*   China Medical & Healthcare Group, Ltd.              42,916,800  2,481,605       0.2%
    China Metal International Holdings, Inc.             2,670,000    818,164       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE++   OF NET ASSETS**
                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
#   China Motor Bus Co., Ltd.                         48,600 $   459,736       0.0%
#*  China Public Procurement, Ltd.                 4,776,000      87,644       0.0%
*   China Smarter Energy Group Holdings, Ltd.      3,110,000     195,814       0.0%
*   China Solar Energy Holdings, Ltd.              1,669,500       7,264       0.0%
*   China Star Entertainment, Ltd.                 1,850,000     168,931       0.0%
#*  China Strategic Holdings, Ltd.                28,316,250     849,641       0.1%
*   China Ting Group Holdings, Ltd.                2,565,151     125,273       0.0%
    Chinney Investments, Ltd.                      1,144,000     260,381       0.0%
#   Chow Sang Sang Holdings International, Ltd.    2,244,000   3,638,850       0.3%
    Chuang's China Investments, Ltd.               5,551,407     235,611       0.0%
    Chuang's Consortium International, Ltd.        5,987,043     777,670       0.1%
    CITIC Telecom International Holdings, Ltd.    10,816,125   4,490,427       0.3%
#   CK Life Sciences Int'l Holdings, Inc.         21,274,000   2,025,666       0.2%
*   CNQC International Holdings, Ltd.                310,000     114,839       0.0%
    CNT Group, Ltd.                                8,077,264     373,617       0.0%
*   Continental Holdings, Ltd.                       450,000       6,979       0.0%
#   Convenience Retail Asia, Ltd.                    138,000      60,585       0.0%
*   Convoy Financial Holdings, Ltd.               21,474,000     868,511       0.1%
*   CP Lotus Corp.                                11,880,000     235,548       0.0%
*   Crocodile Garments                               842,000     137,406       0.0%
#   Cross-Harbour Holdings, Ltd. (The)               679,520     920,614       0.1%
    CSI Properties, Ltd.                          35,276,383   1,071,489       0.1%
*   CST Mining Group, Ltd.                       101,184,000   1,638,075       0.1%
#   CW Group Holdings, Ltd.                        2,069,000     610,223       0.1%
    Dah Sing Banking Group, Ltd.                   3,457,116   6,168,272       0.5%
    Dah Sing Financial Holdings, Ltd.              1,184,544   8,094,912       0.6%
    Dan Form Holdings Co., Ltd.                    3,563,260     692,304       0.1%
    Dickson Concepts International, Ltd.           1,222,000     343,150       0.0%
#*  Differ Group Holding Co., Ltd.                 1,356,000     114,774       0.0%
*   Dragonite International, Ltd.                     56,000       7,723       0.0%
    Eagle Nice International Holdings, Ltd.        1,614,000     419,542       0.0%
    EcoGreen International Group, Ltd.             1,322,200     287,866       0.0%
*   EganaGoldpfeil Holdings, Ltd.                  4,121,757          --       0.0%
#   Emperor Capital Group, Ltd.                   10,767,000     952,922       0.1%
    Emperor Entertainment Hotel, Ltd.              4,360,000   1,350,006       0.1%
    Emperor International Holdings, Ltd.           8,116,753   1,628,916       0.1%
    Emperor Watch & Jewellery, Ltd.               25,650,000     586,945       0.1%
*   ENM Holdings, Ltd.                            14,680,000     706,954       0.1%
*   EPI Holdings, Ltd.                             1,950,001      42,565       0.0%
#*  Esprit Holdings, Ltd.                         13,802,950  12,075,796       0.9%
*   eSun Holdings, Ltd.                            4,344,000     312,662       0.0%
*   Eternity Investment, Ltd.                        830,000      18,634       0.0%
*   Ezcom Holdings, Ltd.                              72,576          --       0.0%
#   Fairwood Holdings, Ltd.                          620,100   2,195,834       0.2%
    Far East Consortium International, Ltd.        8,017,579   2,671,407       0.2%
    FIH Mobile, Ltd.                               4,441,000   1,907,196       0.1%
    First Pacific Co., Ltd.                        2,656,000   1,681,931       0.1%
    First Shanghai Investments, Ltd.               1,048,000     169,198       0.0%
    Fountain SET Holdings, Ltd.                    4,758,000     568,526       0.1%
    Four Seas Mercantile Holdings, Ltd.              610,000     247,062       0.0%
*   Freeman Financial Corp., Ltd.                  1,520,000      82,930       0.0%
    Fujikon Industrial Holdings, Ltd.                322,000      48,944       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
HONG KONG -- (Continued)
#   Future Bright Holdings, Ltd.                             3,288,000 $  375,599       0.0%
#   G-Resources Group, Ltd.                                143,439,600  3,295,381       0.2%
#*  GCL New Energy Holdings, Ltd.                            8,252,000    408,087       0.0%
#*  Get Nice Financial Group, Ltd.                             966,600    142,057       0.0%
#   Get Nice Holdings, Ltd.                                 38,664,000  1,391,080       0.1%
    Giordano International, Ltd.                             9,440,000  4,264,696       0.3%
*   Global Brands Group Holding, Ltd.                       15,740,000  1,860,958       0.1%
    Glorious Sun Enterprises, Ltd.                           2,624,000    334,332       0.0%
    Gold Peak Industries Holdings, Ltd.                      3,029,642    354,961       0.0%
    Golden Resources Development International, Ltd.         3,330,500    180,183       0.0%
*   Grande Holdings, Ltd. (The)                                882,000      8,755       0.0%
    Great Eagle Holdings, Ltd.                                 227,887    923,105       0.1%
    Guangnan Holdings, Ltd.                                  2,363,600    276,274       0.0%
    Guoco Group, Ltd.                                            2,000     22,021       0.0%
#   Guotai Junan International Holdings, Ltd.               12,519,797  4,184,554       0.3%
    Haitong International Securities Group, Ltd.             9,064,191  5,216,747       0.4%
#   Hang Fat Ginseng Holdings Co., Ltd.                        630,000      6,973       0.0%
    Hanison Construction Holdings, Ltd.                      2,103,649    351,144       0.0%
#   Hanny Holdings, Ltd.(BYYCZY8)                            1,480,000     53,212       0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                              185,000      6,678       0.0%
*   Hao Tian Development Group, Ltd.                         8,989,200    530,842       0.0%
    Harbour Centre Development, Ltd.                           935,500  1,583,947       0.1%
*   Hi-Level Technology Holdings, Ltd.                         152,640      9,101       0.0%
    High Fashion International, Ltd.                           268,000     71,641       0.0%
    HKR International, Ltd.                                  5,764,736  2,365,020       0.2%
    Hon Kwok Land Investment Co., Ltd.                         314,800    119,555       0.0%
*   Hong Fok Land, Ltd.                                      1,210,000         --       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                    86,000    559,324       0.1%
*   Hong Kong Building & Loan Agency, Ltd. (The)               200,000      7,708       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                         824,300    941,041       0.1%
    Hong Kong Shanghai Alliance Holdings, Ltd.               1,248,002    125,283       0.0%
*   Hong Kong Television Network, Ltd.                       2,332,751    500,363       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                   1,371,112  1,633,916       0.1%
    Hongkong Chinese, Ltd.                                   5,038,000  1,049,665       0.1%
    Hop Hing Group Holdings, Ltd.                            1,812,000     26,230       0.0%
    Hopewell Holdings, Ltd.                                  2,920,000  9,835,186       0.7%
#   Hsin Chong Group Holding, Ltd.                           6,931,658    723,826       0.1%
*   Hua Hong Semiconductor, Ltd.                               325,000    326,894       0.0%
    Hung Hing Printing Group, Ltd.                           2,628,000    326,706       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   11,164,000  3,919,731       0.3%
*   I-CABLE Communications, Ltd.                             2,573,000    205,693       0.0%
#   IGG, Inc.                                                  915,000    396,683       0.0%
#*  Imagi International Holdings, Ltd.                      55,488,000    635,069       0.1%
*   International Standard Resources Holdings, Ltd.         18,226,250    338,862       0.0%
#*  iOne Holdings, Ltd.                                     10,180,000    261,938       0.0%
    IPE Group, Ltd.                                          3,345,000    718,515       0.1%
*   IRC, Ltd.                                                9,486,266    164,786       0.0%
    IT, Ltd.                                                 4,040,532    998,079       0.1%
    ITC Corp., Ltd.                                          1,039,512     85,528       0.0%
#   ITC Properties Group, Ltd.                               4,537,057  1,851,411       0.1%
*   Jinhui Holdings Co., Ltd.                                  121,000     14,614       0.0%
    Johnson Electric Holdings, Ltd.                          1,757,750  5,183,327       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
HONG KONG -- (Continued)
#   K Wah International Holdings, Ltd.                       8,277,565 $3,999,128       0.3%
*   Kader Holdings Co., Ltd.                                    92,000      8,600       0.0%
    Kam Hing International Holdings, Ltd.                    1,830,000    148,699       0.0%
*   Kantone Holdings, Ltd.                                     919,364     88,855       0.0%
    Keck Seng Investments                                      878,600    713,094       0.1%
    Kerry Logistics Network, Ltd.                            1,091,000  1,538,673       0.1%
*   King Pacific International Holdings, Ltd.                1,404,200         --       0.0%
    Kingmaker Footwear Holdings, Ltd.                        1,618,955    451,903       0.0%
#*  Kingston Financial Group, Ltd.                          17,047,000  6,347,882       0.5%
#*  Ko Yo Chemical Group, Ltd.                               2,280,000     79,108       0.0%
*   Kong Sun Holdings, Ltd.                                    175,000      8,799       0.0%
    Kowloon Development Co., Ltd.                            2,456,000  2,360,128       0.2%
    Kwoon Chung Bus Holdings, Ltd.                              20,000     10,688       0.0%
    L'Occitane International SA                                139,750    268,253       0.0%
*   L'sea Resources International Holdings, Ltd.             3,070,000     74,885       0.0%
    Lai Sun Development Co., Ltd.                           78,652,466  1,172,522       0.1%
    Lai Sun Garment International, Ltd.                      3,321,680    410,868       0.0%
    Lam Soon Hong Kong, Ltd.                                   302,310    249,363       0.0%
    Landsea Green Properties Co., Ltd.                         948,000     87,875       0.0%
*   Leading Spirit High-Tech Holdings Co., Ltd.              2,310,000         --       0.0%
    Lifestyle International Holdings, Ltd.                   1,477,500  2,447,512       0.2%
    Lippo China Resources, Ltd.                             20,922,000    686,923       0.1%
    Lippo, Ltd.                                              1,161,700    723,080       0.1%
    Lisi Group Holdings, Ltd.                                4,414,000    241,167       0.0%
    Liu Chong Hing Investment, Ltd.                          1,191,200  1,342,900       0.1%
    Luen Thai Holdings, Ltd.                                 1,207,000    198,820       0.0%
#   Luk Fook Holdings International, Ltd.                    2,862,000  6,503,401       0.5%
    Luks Group Vietnam Holdings Co., Ltd.                      514,913    180,099       0.0%
    Lung Kee Bermuda Holdings                                1,567,875    440,066       0.0%
#*  Macau Legend Development, Ltd.                           4,179,000    569,516       0.1%
    Magnificent Hotel Investment, Ltd.                      13,170,000    325,417       0.0%
    Man Wah Holdings, Ltd.                                   5,694,800  6,641,226       0.5%
    Man Yue Technology Holdings, Ltd.                           16,000      1,848       0.0%
#*  Mason Financial Holdings, Ltd.                          15,970,000    646,710       0.1%
    Matrix Holdings, Ltd.                                    1,067,414    398,973       0.0%
    Melbourne Enterprises, Ltd.                                 39,500    698,744       0.1%
#   Melco International Development, Ltd.                    3,744,000  4,307,512       0.3%
#*  Midland Holdings, Ltd.                                   5,182,000  1,648,203       0.1%
    Ming Fai International Holdings, Ltd.                    1,879,000    215,306       0.0%
    Miramar Hotel & Investment                                 845,000  1,550,970       0.1%
*   Mongolian Mining Corp.                                   8,115,500     71,016       0.0%
    NagaCorp, Ltd.                                           7,684,000  5,504,078       0.4%
    Nanyang Holdings, Ltd.                                     133,500    699,953       0.1%
    National Electronic Hldgs                                2,668,600    302,527       0.0%
*   Neo-Neon Holdings, Ltd.                                  2,337,500    318,530       0.0%
*   Neptune Group, Ltd.                                     21,300,000    123,282       0.0%
    New Century Group Hong Kong, Ltd.                       13,351,464    225,933       0.0%
*   New Times Energy Corp., Ltd.                             1,946,400     39,933       0.0%
    Newocean Energy Holdings, Ltd.                           7,642,000  2,610,632       0.2%
    Next Digital, Ltd.                                       4,295,183    240,870       0.0%
*   O Luxe Holdings, Ltd.                                    6,778,500    369,045       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.   9,489,706    622,566       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.          1,008,000 $3,830,998       0.3%
*   Orient Power Holdings, Ltd.                    804,000         --       0.0%
    Oriental Watch Holdings                      3,070,800    371,358       0.0%
*   Pacific Andes International Holdings, Ltd.  19,435,067    274,354       0.0%
#*  Pacific Basin Shipping, Ltd.                12,498,000  2,105,923       0.2%
    Pacific Textiles Holdings, Ltd.              4,820,000  6,193,451       0.5%
    Pak Fah Yeow International, Ltd.                 5,000      2,508       0.0%
    Paliburg Holdings, Ltd.                      3,062,830    910,154       0.1%
#   Paradise Entertainment, Ltd.                 3,652,000    563,700       0.1%
#*  Peace Mark Holdings, Ltd.                    2,712,022         --       0.0%
*   Pearl Oriental Oil, Ltd.                    11,849,400    533,648       0.0%
    Pegasus International Holdings, Ltd.           226,000     37,870       0.0%
    Perfect Shape Beauty Technology, Ltd.        1,172,000    132,748       0.0%
    Pico Far East Holdings, Ltd.                 4,892,000  1,335,786       0.1%
    Playmates Holdings, Ltd.                       686,000    874,213       0.1%
#   Playmates Toys, Ltd.                         4,796,000  1,247,708       0.1%
#   Pokfulam Development Co.                       234,000    364,717       0.0%
#   Polytec Asset Holdings, Ltd.                11,323,526    978,020       0.1%
    Public Financial Holdings, Ltd.              3,102,000  1,417,870       0.1%
    PYI Corp., Ltd.                             24,147,973    543,391       0.0%
*   Pyxis Group, Ltd.                            1,936,000         --       0.0%
    Raymond Industrial, Ltd.                        30,400      3,795       0.0%
#   Regal Hotels International Holdings, Ltd.    2,871,800  1,384,336       0.1%
    Rivera Holdings, Ltd.                        5,710,000    330,722       0.0%
#   SA SA International Holdings, Ltd.          10,127,703  3,086,715       0.2%
    Safety Godown Co., Ltd.                        386,000  1,259,342       0.1%
    SAS Dragon Holdings, Ltd.                    2,120,000    354,352       0.0%
#   SEA Holdings, Ltd.                           1,124,000  3,623,078       0.3%
*   SEEC Media Group, Ltd.                       1,960,000     32,466       0.0%
    Shangri-La Asia, Ltd.                        1,564,000  1,912,665       0.1%
#   Shenwan Hongyuan HK, Ltd.                    3,466,250  1,677,319       0.1%
*   Shougang Concord Grand Group, Ltd.           1,158,000     45,298       0.0%
*   Shun Ho Technology Holdings, Ltd.            1,254,757    420,381       0.0%
    Shun Tak Holdings, Ltd.                     11,359,419  3,778,519       0.3%
*   Silver base Group Holdings, Ltd.             1,701,677    229,369       0.0%
*   Sing Pao Media Enterprises, Ltd.               250,511         --       0.0%
    Sing Tao News Corp., Ltd.                    1,974,000    269,471       0.0%
    Singamas Container Holdings, Ltd.           10,860,000  1,159,473       0.1%
*   Sino-Tech International Holdings, Ltd.       4,950,000     29,247       0.0%
*   Sinocan Holdings, Ltd.                         350,000         --       0.0%
    SIS International Holdings                      34,000     18,294       0.0%
    Sitoy Group Holdings, Ltd.                     891,000    323,510       0.0%
*   Skyway Securities Group, Ltd.                2,130,000     57,172       0.0%
    SmarTone Telecommunications Holdings, Ltd.   3,572,531  5,887,379       0.4%
*   SOCAM Development, Ltd.                      1,718,771    853,522       0.1%
*   Solomon Systech International, Ltd.          9,504,000    408,788       0.0%
    Soundwill Holdings, Ltd.                       408,000    534,424       0.0%
*   South China Assets Holdings, Ltd.            5,295,170    108,469       0.0%
*   South China Holdings Co., Ltd.              13,104,000    974,846       0.1%
#   Stella International Holdings, Ltd.            995,500  2,511,473       0.2%
    Stelux Holdings International, Ltd.          3,011,400    266,801       0.0%
*   Success Universe Group, Ltd.                 6,716,000    147,848       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
HONG KONG -- (Continued)
    Sun Hing Vision Group Holdings, Ltd.                       358,000 $   131,793       0.0%
    Sun Hung Kai & Co., Ltd.                                 4,352,429   2,546,670       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                   7,690,000     146,254       0.0%
    TAI Cheung Holdings, Ltd.                                1,961,000   1,500,173       0.1%
    Tai Sang Land Development, Ltd.                            781,910     412,203       0.0%
#   Tan Chong International, Ltd.                            1,176,000     395,322       0.0%
    Tao Heung Holdings, Ltd.                                   517,000     133,162       0.0%
*   Taung Gold International, Ltd.                          14,590,000     137,009       0.0%
    Television Broadcasts, Ltd.                              1,643,100   6,140,328       0.5%
*   Termbray Industries International Holdings, Ltd.         2,304,900     213,448       0.0%
    Tern Properties Co., Ltd.                                   51,200      25,554       0.0%
    Texwinca Holdings, Ltd.                                  4,488,000   4,364,402       0.3%
    Tian Teck Land, Ltd.                                     1,024,000   1,131,874       0.1%
*   Titan Petrochemicals Group, Ltd.                        13,140,000         847       0.0%
*   Tom Group, Ltd.                                            126,000      31,219       0.0%
    Tradelink Electronic Commerce, Ltd.                      4,802,000   1,062,054       0.1%
#   Transport International Holdings, Ltd.                   1,019,741   2,777,881       0.2%
#   Trinity, Ltd.                                            7,614,000     792,418       0.1%
    Tristate Holdings, Ltd.                                    188,000      54,240       0.0%
#*  TSC Group Holdings, Ltd.                                 3,280,000     493,913       0.0%
    Tsui Wah Holdings, Ltd.                                    454,000      88,059       0.0%
*   United Laboratories International Holdings, Ltd. (The)   4,354,000   1,809,711       0.1%
#*  United Photovoltaics Group, Ltd.                         4,110,000     353,602       0.0%
*   Universal Technologies Holdings, Ltd.                    7,410,000     380,567       0.0%
*   Up Energy Development Group, Ltd.                        3,929,000      60,217       0.0%
    Upbest Group, Ltd.                                          36,000      10,297       0.0%
*   Value Convergence Holdings, Ltd.                         2,000,000     331,689       0.0%
#   Value Partners Group, Ltd.                               5,396,000   5,150,755       0.4%
*   Vanke Property Overseas, Ltd.                               49,000      34,009       0.0%
    Varitronix International, Ltd.                           2,039,293   1,627,543       0.1%
    Vedan International Holdings, Ltd.                       3,272,000     265,027       0.0%
    Victory City International Holdings, Ltd.                8,183,663     567,211       0.1%
    Vitasoy International Holdings, Ltd.                     4,703,000   8,792,048       0.6%
*   VS International Group, Ltd.                               488,000      32,633       0.0%
#   VST Holdings, Ltd.                                       5,039,600   1,152,540       0.1%
    VTech Holdings, Ltd.                                       493,700   5,102,820       0.4%
    Wai Kee Holdings, Ltd.                                   7,640,738   2,373,403       0.2%
    Wang On Group, Ltd.                                      1,740,000      22,375       0.0%
    Win Hanverky Holdings, Ltd.                              1,850,000     349,317       0.0%
*   Winfull Group Holdings, Ltd.                             9,512,000     225,914       0.0%
    Wing On Co. International, Ltd.                            759,000   2,216,764       0.2%
    Wing Tai Properties, Ltd.                                1,923,331   1,166,192       0.1%
    Wong's International Holdings, Ltd.                        737,641     259,751       0.0%
    Wong's Kong King International                             120,000      11,286       0.0%
    Xinyi Glass Holdings, Ltd.                              16,280,000  11,047,781       0.8%
    Yangtzekiang Garment, Ltd.                                 606,500     206,776       0.0%
    Yau Lee Holdings, Ltd.                                     534,000      86,360       0.0%
    Yeebo International Holdings, Ltd.                         572,000     127,211       0.0%
#   YGM Trading, Ltd.                                          447,000     256,460       0.0%
#   YT Realty Group, Ltd.                                      749,000     385,946       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                     ---------- ------------ ---------------
HONG KONG -- (Continued)
    Yugang International, Ltd.                       90,818,000 $  1,691,915       0.1%
                                                                ------------      ----
TOTAL HONG KONG                                                  342,253,562      24.7%
                                                                ------------      ----
NEW ZEALAND -- (9.1%)
#*  a2 Milk Co., Ltd.                                 1,254,090    1,542,493       0.1%
#   Abano Healthcare Group, Ltd.                         30,725      176,284       0.0%
    Air New Zealand, Ltd.                             3,693,701    6,337,834       0.5%
    Briscoe Group, Ltd.                                   2,235        4,726       0.0%
    Chorus, Ltd.                                      2,089,594    5,830,913       0.4%
    Colonial Motor Co., Ltd. (The)                      144,588      630,284       0.1%
#   Contact Energy, Ltd.                              1,951,396    6,923,739       0.5%
#   EBOS Group, Ltd.                                    451,590    5,029,762       0.4%
#   Fisher & Paykel Healthcare Corp., Ltd.            4,200,605   26,808,812       1.9%
    Fletcher Building, Ltd.                              96,387      560,315       0.1%
    Freightways, Ltd.                                   974,609    4,500,203       0.3%
    Genesis Energy, Ltd.                                359,163      514,271       0.0%
    Hallenstein Glasson Holdings, Ltd.                  242,445      487,421       0.0%
#   Heartland New Zealand, Ltd.                         466,243      393,391       0.0%
    Hellaby Holdings, Ltd.                              384,437      756,588       0.1%
    Infratil, Ltd.                                    3,201,309    7,237,302       0.5%
#   Kathmandu Holdings, Ltd.                            663,170      735,246       0.1%
#   Mainfreight, Ltd.                                   539,049    6,165,771       0.5%
    Methven, Ltd.                                        93,877       85,107       0.0%
    Metlifecare, Ltd.                                   516,195    1,882,616       0.1%
    Michael Hill International, Ltd.                  1,490,263    1,145,329       0.1%
#   Mighty River Power, Ltd.                            608,924    1,284,887       0.1%
    Millennium & Copthorne Hotels New Zealand, Ltd.     395,725      470,671       0.0%
*   New Zealand Oil & Gas, Ltd.                       1,659,791      560,115       0.0%
#   New Zealand Refining Co., Ltd. (The)                574,344    1,198,043       0.1%
    Nuplex Industries, Ltd.                           1,278,378    4,696,939       0.3%
#   NZX, Ltd.                                           952,265      670,886       0.1%
#   Opus International Consultants, Ltd.                 12,925       12,174       0.0%
*   Pacific Edge, Ltd.                                  442,720      193,988       0.0%
    PGG Wrightson, Ltd.                                 999,976      285,824       0.0%
*   Pike River Coal, Ltd.                               490,805           --       0.0%
#   Port of Tauranga, Ltd.                              515,305    6,732,318       0.5%
    Restaurant Brands New Zealand, Ltd.                 459,407    1,617,787       0.1%
*   Richina Pacific, Ltd.                               274,180           --       0.0%
*   Rubicon, Ltd.                                     1,442,620      251,492       0.0%
#   Ryman Healthcare, Ltd.                            2,338,582   14,577,975       1.1%
    Sanford, Ltd.                                       382,357    1,564,566       0.1%
    Scott Technology, Ltd.                               39,805       48,694       0.0%
    Skellerup Holdings, Ltd.                            544,971      502,119       0.0%
#   SKY Network Television, Ltd.                      2,080,268    7,721,597       0.6%
#   SKYCITY Entertainment Group, Ltd.                 4,581,664   15,630,966       1.1%
    Steel & Tube Holdings, Ltd.                         441,625      689,819       0.1%
    Summerset Group Holdings, Ltd.                      458,692    1,420,590       0.1%
    Tourism Holdings, Ltd.                              275,443      522,516       0.0%
    Tower, Ltd.                                         887,040    1,114,475       0.1%
    Trade Me Group, Ltd.                              1,612,087    5,126,895       0.4%
#   TrustPower, Ltd.                                     73,239      396,157       0.0%
#   Vector, Ltd.                                      1,339,609    3,134,512       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
NEW ZEALAND -- (Continued)
#   Warehouse Group, Ltd. (The)                  698,604 $  1,344,842       0.1%
*   Xero, Ltd.                                   165,232    1,888,452       0.1%
    Z Energy, Ltd.                               107,261      586,531       0.1%
                                                         ------------      ----
TOTAL NEW ZEALAND                                         151,994,237      11.0%
                                                         ------------      ----
SINGAPORE -- (8.5%)
*   Abterra, Ltd.                                531,800      125,551       0.0%
    Accordia Golf Trust                          481,800      230,905       0.0%
    Amara Holdings, Ltd.                         922,800      292,240       0.0%
    Ascendas India Trust                         185,800      131,870       0.0%
    ASL Marine Holdings, Ltd.                    816,600      157,095       0.0%
    Aspial Corp., Ltd.                            72,959       14,599       0.0%
#*  Ausgroup, Ltd.                             3,548,500      302,131       0.0%
    Baker Technology, Ltd.                     1,272,000      161,600       0.0%
#   Banyan Tree Holdings, Ltd.                 1,022,900      376,055       0.0%
    Bonvests Holdings, Ltd.                      950,000      847,189       0.1%
*   Boustead Projects, Ltd.                      497,612      237,747       0.0%
    Boustead Singapore, Ltd.                   1,679,836      972,681       0.1%
#   Breadtalk Group, Ltd.                        881,800      717,339       0.1%
*   Broadway Industrial Group, Ltd.            1,557,200      174,978       0.0%
    Bukit Sembawang Estates, Ltd.                599,603    1,981,139       0.2%
*   Bund Center Investment, Ltd.               2,639,300      351,761       0.0%
#   Centurion Corp., Ltd.                        825,900      229,847       0.0%
    China Aviation Oil Singapore Corp., Ltd.   1,540,999      994,789       0.1%
#*  China Everbright Water, Ltd.                 812,300      391,352       0.0%
#   China Merchants Holdings Pacific, Ltd.     1,406,409      894,051       0.1%
#   Chip Eng Seng Corp., Ltd.                  3,445,300    1,817,054       0.1%
    Chuan Hup Holdings, Ltd.                   3,853,500      815,893       0.1%
    Civmec, Ltd.                                  53,200       15,465       0.0%
#*  COSCO Corp. Singapore, Ltd.                6,805,600    1,710,592       0.1%
*   Creative Technology, Ltd.                    272,200      214,816       0.0%
    CSE Global, Ltd.                           3,285,200    1,046,852       0.1%
#   CWT, Ltd.                                  1,403,400    2,158,068       0.2%
#*  Del Monte Pacific, Ltd.                    1,611,964      357,756       0.0%
*   Delong Holdings, Ltd.                        236,260       53,574       0.0%
*   DMX Technologies Group, Ltd.               2,096,000      209,600       0.0%
#   Dyna-Mac Holdings, Ltd.                    2,194,400      240,564       0.0%
    Elec & Eltek International Co., Ltd.         147,000      132,042       0.0%
    Ellipsiz, Ltd.                                36,900        9,300       0.0%
    EnGro Corp., Ltd.                            354,000      240,231       0.0%
    Eu Yan Sang International, Ltd.              786,600      314,681       0.0%
#*  Ezion Holdings, Ltd.                       5,123,460    2,083,694       0.2%
#*  Ezra Holdings, Ltd.                       16,462,023    1,239,539       0.1%
    Falcon Energy Group, Ltd.                  2,008,800      257,705       0.0%
    Far East Orchard, Ltd.                     1,074,985    1,320,959       0.1%
#   First Resources, Ltd.                      1,769,500    2,500,877       0.2%
    First Sponsor Group, Ltd.                    440,661      393,197       0.0%
*   FJ Benjamin Holdings, Ltd.                   794,500       42,348       0.0%
*   Food Empire Holdings, Ltd.                 1,256,400      233,167       0.0%
#   Fragrance Group, Ltd.                      6,077,000      793,939       0.1%
    Frasers Centrepoint, Ltd.                    199,800      247,777       0.0%
    Fu Yu Corp., Ltd.                            183,300       28,529       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Gallant Venture, Ltd.                              4,927,900 $  768,703       0.1%
#*  Geo Energy Resources, Ltd.                           432,000     35,225       0.0%
    GK Goh Holdings, Ltd.                              1,484,065    943,563       0.1%
#   GL, Ltd.                                           3,267,800  2,220,476       0.2%
*   Global Premium Hotels, Ltd.                          559,480    123,434       0.0%
#*  GMG Global, Ltd.                                   1,788,330    810,692       0.1%
#   Golden Agri-Resources, Ltd.                        5,950,700  1,765,285       0.1%
    GP Batteries International, Ltd.                     235,000    146,541       0.0%
    GP Industries, Ltd.                                2,567,609  1,212,669       0.1%
    GSH Corp., Ltd.                                       60,860     11,086       0.0%
    GuocoLand, Ltd.                                      403,714    555,509       0.1%
*   Hanwell Holdings, Ltd.                             1,771,219    335,331       0.0%
*   HG Metal Manufacturing, Ltd.                         433,500     11,546       0.0%
    Hi-P International, Ltd.                           1,271,600    400,259       0.0%
    Hiap Hoe, Ltd.                                       353,000    176,093       0.0%
*   HLH Group, Ltd.                                    1,798,200      9,409       0.0%
    Ho Bee Land, Ltd.                                  1,604,700  2,633,682       0.2%
#   Hong Fok Corp., Ltd.                               3,551,394  1,908,838       0.1%
    Hong Leong Asia, Ltd.                                690,700    397,349       0.0%
    Hotel Grand Central, Ltd.                          1,461,261  1,383,794       0.1%
    Hour Glass, Ltd. (The)                             1,814,832  1,010,530       0.1%
#*  HTL International Holdings, Ltd.                   1,135,343    727,562       0.1%
    Hwa Hong Corp., Ltd.                               2,123,500    489,800       0.0%
#   Hyflux, Ltd.                                       3,165,300  1,454,143       0.1%
#   Indofood Agri Resources, Ltd.                      3,368,800  1,337,215       0.1%
*   InnoTek, Ltd.                                        512,500     58,243       0.0%
    Innovalues, Ltd.                                   1,192,800    890,323       0.1%
    IPC Corp., Ltd.                                      275,770    131,039       0.0%
    Isetan Singapore, Ltd.                               119,000    341,195       0.0%
    Japfa, Ltd.                                          177,300     91,547       0.0%
#*  Jurong Technologies Industrial Corp., Ltd.         2,227,680         --       0.0%
    k1 Ventures, Ltd.                                    990,520    648,417       0.1%
#   Keppel Infrastructure Trust                        4,939,732  1,799,714       0.1%
    Keppel Telecommunications & Transportation, Ltd.   1,369,300  1,378,613       0.1%
    Koh Brothers Group, Ltd.                           1,432,000    313,209       0.0%
*   KrisEnergy, Ltd.                                     296,200     40,959       0.0%
    KSH Holdings, Ltd.                                    57,200     23,147       0.0%
    Lian Beng Group, Ltd.                              2,238,100    788,848       0.1%
    Low Keng Huat Singapore, Ltd.                        889,800    423,077       0.0%
    Lum Chang Holdings, Ltd.                           1,094,030    292,458       0.0%
    M1, Ltd.                                             847,700  1,554,646       0.1%
    Mandarin Oriental International, Ltd.                 53,900     80,706       0.0%
*   Marco Polo Marine, Ltd.                              882,000    120,005       0.0%
*   mDR, Ltd.                                          3,997,000     11,867       0.0%
    Metro Holdings, Ltd.                               2,041,692  1,532,120       0.1%
    Mewah International, Inc.                            766,900    166,712       0.0%
#   Midas Holdings, Ltd.                               7,943,100  1,680,487       0.1%
#*  Nam Cheong, Ltd.                                   6,922,840    461,771       0.0%
#*  Neptune Orient Lines, Ltd.                         3,386,600  3,231,549       0.2%
    Nera Telecommunications, Ltd.                         74,300     35,313       0.0%
    New Toyo International Holdings, Ltd.              1,624,000    307,983       0.0%
#*  Noble Group, Ltd.                                 16,857,700  5,715,134       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SINGAPORE -- (Continued)
    NSL, Ltd.                                   409,900 $  459,671       0.0%
    Olam International, Ltd.                    258,000    316,025       0.0%
#   OSIM International, Ltd.                  1,757,300  1,810,655       0.1%
*   Otto Marine, Ltd.                           347,735     50,293       0.0%
#   OUE, Ltd.                                 1,809,700  2,244,975       0.2%
#   Oxley Holdings, Ltd.                      1,093,300    356,948       0.0%
    Pacc Offshore Services Holdings, Ltd.       196,400     54,625       0.0%
    Pacific Radiance, Ltd.                      452,600    109,147       0.0%
    Pan-United Corp., Ltd.                    1,948,600    969,294       0.1%
#   Penguin International, Ltd.               1,577,100    148,040       0.0%
#   Petra Foods, Ltd.                           788,500  1,446,548       0.1%
#   Q&M Dental Group Singapore, Ltd.          1,525,000    769,462       0.1%
    QAF, Ltd.                                 1,255,162  1,011,981       0.1%
#   Raffles Education Corp., Ltd.             4,176,710    681,532       0.1%
    Raffles Medical Group, Ltd.                 646,391  2,256,181       0.2%
    Religare Health Trust                       544,000    416,203       0.0%
*   RH Petrogas, Ltd.                            66,800      7,671       0.0%
#   Rickmers Maritime                         1,008,350     75,691       0.0%
#   Riverstone Holdings, Ltd.                   236,000    170,905       0.0%
#   Rotary Engineering, Ltd.                  1,443,100    418,409       0.0%
    Roxy-Pacific Holdings, Ltd.                 297,500    103,975       0.0%
    San Teh, Ltd.                               358,087     71,695       0.0%
    SATS, Ltd.                                1,472,200  4,483,185       0.3%
#   SBS Transit, Ltd.                           926,200  1,616,844       0.1%
    SembCorp Industries, Ltd.                   176,800    377,912       0.0%
#   SembCorp Marine, Ltd.                       790,500    976,655       0.1%
    Sheng Siong Group, Ltd.                   2,001,100  1,322,942       0.1%
    SHS Holdings, Ltd.                        2,304,100    461,562       0.0%
    SIA Engineering Co., Ltd.                    15,200     42,814       0.0%
#*  SIIC Environment Holdings, Ltd.           1,440,920    747,469       0.1%
    Sim Lian Group, Ltd.                      2,216,555  1,308,998       0.1%
#   Sinarmas Land, Ltd.                       5,780,900  2,015,111       0.2%
    Sing Holdings, Ltd.                       1,134,000    269,607       0.0%
    Sing Investments & Finance, Ltd.            297,675    250,930       0.0%
    Singapore Post, Ltd.                      2,734,800  3,185,395       0.2%
    Singapore Reinsurance Corp., Ltd.         1,514,530    349,292       0.0%
    Singapore Shipping Corp., Ltd.            1,640,700    383,957       0.0%
    Singapura Finance, Ltd.                     348,124    228,682       0.0%
#*  Sino Grandness Food Industry Group, Ltd.  2,095,300    952,709       0.1%
#   SMRT Corp., Ltd.                          2,824,300  3,207,045       0.2%
    Stamford Land Corp., Ltd.                 3,188,100  1,232,237       0.1%
    Straco Corp., Ltd.                          130,000     80,462       0.0%
    Sunningdale Tech, Ltd.                      724,360    619,334       0.1%
*   SunVic Chemical Holdings, Ltd.            1,436,145    112,705       0.0%
#   Super Group, Ltd.                         2,711,700  1,948,190       0.2%
#*  Swiber Holdings, Ltd.                     2,895,250    408,024       0.0%
#   Swissco Holdings, Ltd.                      768,400    102,327       0.0%
    Tat Hong Holdings, Ltd.                   2,013,500    896,444       0.1%
*   Thakral Corp., Ltd.                         169,165     27,188       0.0%
    Tiong Woon Corp. Holding, Ltd.            1,045,325    176,170       0.0%
    Tuan Sing Holdings, Ltd.                  4,076,571    966,822       0.1%
    UMS Holdings, Ltd.                        1,888,400    869,747       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES      VALUE++     OF NET ASSETS**
                                                                       --------- -------------- ---------------
SINGAPORE -- (Continued)
    United Engineers, Ltd.                                             2,765,928 $    4,798,686       0.4%
    United Industrial Corp., Ltd.                                          4,800         10,335       0.0%
    United Overseas Insurance, Ltd.                                      181,850        637,706       0.1%
#   UOB-Kay Hian Holdings, Ltd.                                        1,887,972      1,937,274       0.2%
    UOL Group, Ltd.                                                      202,400        921,674       0.1%
#   UPP Holdings, Ltd.                                                 2,972,500        486,355       0.0%
    Valuetronics Holdings, Ltd.                                          602,100        209,755       0.0%
#*  Vard Holdings, Ltd.                                                3,937,100        530,476       0.1%
    Venture Corp., Ltd.                                                1,654,300     10,287,442       0.8%
#   Vibrant Group, Ltd.                                                1,871,915        458,215       0.0%
    Vicom, Ltd.                                                          116,600        528,343       0.0%
#   Wee Hur Holdings, Ltd.                                             2,670,400        526,125       0.0%
#   Wheelock Properties Singapore, Ltd.                                1,205,900      1,391,725       0.1%
#   Wing Tai Holdings, Ltd.                                            2,762,267      3,844,956       0.3%
    Yeo Hiap Seng, Ltd.                                                  223,731        215,482       0.0%
    YHI International, Ltd.                                              574,500        147,172       0.0%
*   Yongnam Holdings, Ltd.                                             1,984,800        514,894       0.0%
    Zhongmin Baihui Retail Group, Ltd.                                    26,900         29,149       0.0%
                                                                                 --------------      ----
TOTAL SINGAPORE                                                                     142,097,403      10.3%
                                                                                 --------------      ----
TOTAL COMMON STOCKS                                                               1,376,724,564      99.5%
                                                                                 --------------      ----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Alkane Resources, Ltd. Rights 5/23/16                                243,943            927       0.0%
*   Centrebet International, Ltd. Claim Units Rights                      81,336             --       0.0%
*   Centrebet International, Ltd. Litigation Rights                       81,336             --       0.0%
*   Cudeco, Ltd. Rights 5/3/16                                            96,973             --       0.0%
                                                                                 --------------      ----
TOTAL AUSTRALIA                                                                             927       0.0%
                                                                                 --------------      ----

HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 4/24/17                            17,802          3,213       0.0%
*   China Billion Resources, Ltd. Rights 5/16/16                       4,876,000             --       0.0%
*   Enviro Energy International Holdings, Ltd. Warrants 11/17/16       1,171,800             --       0.0%
*   Glorious Sun Enterprises, Ltd. Rights 5/9/16                       1,312,000         15,223       0.0%
*   Grande Holdings, Ltd. (The) Rights 4/29/16                         2,205,000             --       0.0%
*   International Standard Resources Holdings, Ltd. Warrants 11/30/16  3,015,250         21,768       0.0%
                                                                                 --------------      ----
TOTAL HONG KONG                                                                          40,204       0.0%
                                                                                 --------------      ----
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 4/24/20                              1,024,692        121,910       0.0%
                                                                                 --------------      ----
TOTAL RIGHTS/WARRANTS                                                                   163,041       0.0%
                                                                                 --------------      ----
TOTAL INVESTMENT SECURITIES                                                       1,376,887,605

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      VALUE+
                                                                  --------------
  SECURITIES LENDING COLLATERAL -- (17.4%)
  (S)@ DFA Short Term Investment Fund                  25,081,467    290,192,573  21.0%
                                                                  -------------- -----
  TOTAL INVESTMENTS -- (100.0%) (Cost $1,765,062,043)             $1,667,080,178 120.5%
                                                                  ============== =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                               -------- --------------  ------- --------------
Common Stocks
   Australia                   $     63 $  738,919,036    --    $  738,919,099
   China                             --      1,460,263    --         1,460,263
   Hong Kong                    872,561    341,381,001    --       342,253,562
   New Zealand                       --    151,994,237    --       151,994,237
   Singapore                         --    142,097,403    --       142,097,403
Rights/Warrants
   Australia                         --            927    --               927
   Hong Kong                         --         40,204    --            40,204
   Singapore                         --        121,910    --           121,910
Securities Lending Collateral        --    290,192,573    --       290,192,573
Forward Currency Contracts**         --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL                          $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (24.2%)
    4imprint Group P.L.C.                       95,741 $ 1,844,044       0.1%
    888 Holdings P.L.C.                        891,140   2,814,499       0.2%
    AA P.L.C.                                  686,028   2,796,368       0.2%
    B&M European Value Retail SA               925,440   3,755,570       0.2%
    Barratt Developments P.L.C.                180,188   1,403,195       0.1%
    Bellway P.L.C.                             634,613  22,723,742       1.3%
    Berkeley Group Holdings P.L.C.             350,391  15,354,310       0.9%
    Bloomsbury Publishing P.L.C.               274,093     621,958       0.0%
    Bovis Homes Group P.L.C.                   738,776   9,428,686       0.5%
    Card Factory P.L.C.                        166,519     886,732       0.0%
*   Carpetright P.L.C.                          82,608     366,416       0.0%
    Centaur Media P.L.C.                       537,905     417,356       0.0%
    Cineworld Group P.L.C.                   1,171,913   8,874,223       0.5%
    Connect Group P.L.C.                     1,254,274   2,838,420       0.2%
    Crest Nicholson Holdings P.L.C.            751,712   5,736,259       0.3%
    Creston P.L.C.                              22,394      34,351       0.0%
    Daily Mail & General Trust P.L.C.        1,271,481  12,991,119       0.7%
    Darty P.L.C.                             1,332,051   3,276,401       0.2%
    Debenhams P.L.C.                         6,544,475   7,516,002       0.4%
    Dignity P.L.C.                             249,726   8,921,815       0.5%
    Domino's Pizza Group P.L.C.                845,611  11,368,947       0.6%
    Dunelm Group P.L.C.                        358,865   4,633,935       0.3%
*   Enterprise Inns P.L.C.                   2,861,188   3,629,019       0.2%
    Entertainment One, Ltd.                    525,999   1,423,946       0.1%
    Euromoney Institutional Investor P.L.C.    282,895   3,981,331       0.2%
*   Findel P.L.C.                              303,005     752,985       0.0%
*   Forminster P.L.C.                           43,333          --       0.0%
    Fuller Smith & Turner P.L.C. Class A       134,418   2,037,054       0.1%
*   Future P.L.C.                            1,301,863     163,920       0.0%
    Games Workshop Group P.L.C.                 98,402     677,164       0.0%
    Greene King P.L.C.                       1,786,209  21,377,373       1.2%
    GVC Holdings P.L.C.                        655,163   5,186,823       0.3%
    Halfords Group P.L.C.                    1,080,557   6,668,019       0.4%
    Headlam Group P.L.C.                       375,573   2,635,523       0.1%
    Henry Boot P.L.C.                          417,992   1,245,699       0.1%
    Home Retail Group P.L.C.                 3,986,671   9,951,089       0.6%
*   Hornby P.L.C.                                8,354       4,235       0.0%
    Howden Joinery Group P.L.C.              3,165,528  22,898,154       1.3%
    Huntsworth P.L.C.                          938,084     588,635       0.0%
    Inchcape P.L.C.                          2,190,976  21,732,306       1.2%
    Informa P.L.C.                           3,309,192  31,703,441       1.8%
    ITE Group P.L.C.                         1,347,357   3,052,097       0.2%
#   J D Wetherspoon P.L.C.                     459,179   4,449,919       0.2%
    JD Sports Fashion P.L.C.                   465,078   8,498,229       0.5%
    John Menzies P.L.C.                        297,070   2,160,395       0.1%
*   Johnston Press P.L.C.                       20,800      12,462       0.0%
    Ladbrokes P.L.C.                         5,357,119   9,191,191       0.5%
    Laura Ashley Holdings P.L.C.             1,465,488     524,329       0.0%
    Lookers P.L.C.                           1,889,052   3,849,943       0.2%
    Marston's P.L.C.                         3,319,120   6,972,886       0.4%
    Millennium & Copthorne Hotels P.L.C.     1,000,376   6,734,287       0.4%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED



                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
  Consumer Discretionary -- (Continued)
  Mitchells & Butlers P.L.C.            1,003,645 $  3,941,290       0.2%
      MJ Gleeson P.L.C.                   189,171    1,550,955       0.1%
  *   Mothercare P.L.C.                   596,178    1,062,757       0.1%
      N Brown Group P.L.C.                869,150    3,407,166       0.2%
  #*  Ocado Group P.L.C.                2,072,450    8,968,199       0.5%
      Paddy Power Betfair P.L.C.           87,973   11,770,611       0.7%
      Pendragon P.L.C.                  5,409,636    2,689,887       0.1%
      Pets at Home Group P.L.C.           692,122    2,455,668       0.1%
      Photo-Me International P.L.C.       795,338    1,938,327       0.1%
      Poundland Group P.L.C.              548,303    1,379,831       0.1%
  *   Punch Taverns P.L.C.                133,442      220,337       0.0%
      Rank Group P.L.C.                   312,111    1,099,545       0.1%
      Redrow P.L.C.                     1,390,578    7,787,535       0.4%
      Restaurant Group P.L.C. (The)       977,184    3,932,125       0.2%
  *   Sportech P.L.C.                     371,065      352,181       0.0%
      SSP Group P.L.C.                    351,414    1,478,135       0.1%
      STV Group P.L.C.                      4,868       27,847       0.0%
      SuperGroup P.L.C.                   239,090    4,262,606       0.2%
      Ted Baker P.L.C.                    149,410    5,206,124       0.3%
  *   Thomas Cook Group P.L.C.          6,943,222    8,977,385       0.5%
      Topps Tiles P.L.C.                  916,897    1,821,667       0.1%
      Tribal Group P.L.C.                 302,158      198,537       0.0%
      Trinity Mirror P.L.C.             1,631,721    2,696,250       0.2%
      UBM P.L.C.                        2,115,221   17,623,332       1.0%
      Vitec Group P.L.C. (The)            159,205    1,271,282       0.1%
      WH Smith P.L.C.                     680,498   16,670,851       0.9%
      William Hill P.L.C.               4,105,574   18,796,616       1.0%
      Wilmington P.L.C.                   334,384    1,250,398       0.1%
      Wireless Group P.L.C.               322,510      852,284       0.0%
                                                  ------------      ----
  Total Consumer Discretionary                     444,396,530      24.7%
                                                  ------------      ----
  Consumer Staples -- (5.6%)
      A.G. Barr P.L.C.                    417,894    3,416,717       0.2%
      Anglo-Eastern Plantations P.L.C.    104,452      771,203       0.0%
      Booker Group P.L.C.               7,505,064   17,796,981       1.0%
      Britvic P.L.C.                    1,120,971   11,548,616       0.6%
      Cranswick P.L.C.                    263,709    8,633,617       0.5%
      Dairy Crest Group P.L.C.            743,682    6,140,574       0.3%
      Devro P.L.C.                        930,843    3,796,797       0.2%
      Greencore Group P.L.C.            2,050,312   10,819,881       0.6%
      Greggs P.L.C.                       539,599    8,161,847       0.5%
      Hilton Food Group P.L.C.             24,794      204,135       0.0%
      McBride P.L.C.                      860,692    1,953,556       0.1%
      McColl's Retail Group P.L.C.         12,698       29,630       0.0%
  *   Premier Foods P.L.C.              3,975,693    2,270,551       0.1%
  #   PZ Cussons P.L.C.                 1,342,993    6,329,307       0.4%
  #   REA Holdings P.L.C.                  50,639      228,931       0.0%
      Stock Spirits Group P.L.C.          488,048    1,150,518       0.1%
      Tate & Lyle P.L.C.                2,291,490   19,728,657       1.1%
                                                  ------------      ----
  Total Consumer Staples                           102,981,518       5.7%
                                                  ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                              SHARES     VALUE++   OF NET ASSETS**
                                             --------- ----------- ---------------
Energy -- (4.5%)
#   Afren P.L.C.                             5,446,344 $     1,631       0.0%
    Amec Foster Wheeler P.L.C.               1,933,881  14,013,409       0.8%
    Anglo Pacific Group P.L.C.                 578,701     638,854       0.0%
*   Cairn Energy P.L.C.                      2,794,636   9,162,593       0.5%
#*  EnQuest P.L.C.                           3,295,344   1,938,064       0.1%
*   Fortune Oil CVR                          6,238,485          --       0.0%
    Gulf Marine Services P.L.C.                 31,549      22,617       0.0%
    Hunting P.L.C.                             662,594   3,561,369       0.2%
    James Fisher & Sons P.L.C.                 238,889   4,937,898       0.3%
    John Wood Group P.L.C.                   1,820,460  16,653,701       0.9%
*   Lamprell P.L.C.                          1,281,770   1,626,052       0.1%
*   Ophir Energy P.L.C.                      1,943,628   2,148,356       0.1%
    Petrofac, Ltd.                           1,141,776  14,146,026       0.8%
*   Premier Oil P.L.C.                       2,339,312   2,531,227       0.2%
    Soco International P.L.C.                  966,138   2,092,189       0.1%
    Stobart Group, Ltd.                        764,861   1,152,606       0.1%
*   Tullow Oil P.L.C.                        1,839,693   7,559,767       0.4%
                                                       -----------       ---
Total Energy                                            82,186,359       4.6%
                                                       -----------       ---
Financials -- (15.2%)
    Aberdeen Asset Management P.L.C.         1,062,735   4,649,292       0.3%
    Arrow Global Group P.L.C.                  403,359   1,515,487       0.1%
#   Ashmore Group P.L.C.                     1,737,896   7,810,199       0.4%
    Beazley P.L.C.                           2,740,810  13,063,536       0.7%
    BGEO Group P.L.C.                          150,919   5,057,176       0.3%
    Brewin Dolphin Holdings P.L.C.           1,510,826   6,055,622       0.3%
    Capital & Counties Properties P.L.C.     1,739,772   9,001,402       0.5%
    Charles Stanley Group P.L.C.               122,025     556,401       0.0%
    Charles Taylor P.L.C.                      192,071     736,680       0.0%
    Chesnara P.L.C.                            585,048   2,609,238       0.1%
    Close Brothers Group P.L.C.                722,784  12,818,372       0.7%
*   CLS Holdings P.L.C.                          3,014      69,626       0.0%
    Countrywide P.L.C.                         594,599   3,091,441       0.2%
    Daejan Holdings P.L.C.                      32,667   2,682,562       0.2%
    esure Group P.L.C.                         822,173   3,228,920       0.2%
    Foxtons Group P.L.C.                       666,089   1,406,032       0.1%
    Grainger P.L.C.                            379,744   1,235,359       0.1%
#   Hansard Global P.L.C.                       16,468      26,040       0.0%
*   Harworth Group P.L.C.                      306,801      45,951       0.0%
    Helical Bar P.L.C.                         630,825   3,540,137       0.2%
    Henderson Group P.L.C.                   5,474,341  20,493,952       1.1%
    Hiscox, Ltd.                             1,480,745  19,517,311       1.1%
    ICAP P.L.C.                              2,606,844  17,871,842       1.0%
    IG Group Holdings P.L.C.                 1,792,534  20,280,929       1.1%
*   Industrial & Commercial Holdings P.L.C.      5,000          --       0.0%
    Intermediate Capital Group P.L.C.          972,972   8,746,792       0.5%
    International Personal Finance P.L.C.      724,581   2,833,769       0.2%
*   IP Group P.L.C.                          1,406,086   3,534,601       0.2%
    Jardine Lloyd Thompson Group P.L.C.        619,442   7,843,591       0.4%
    JRP Group P.L.C.                           204,740     411,844       0.0%
    Jupiter Fund Management P.L.C.           1,855,025  11,435,970       0.6%
    Lancashire Holdings, Ltd.                1,084,204   8,714,640       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
 Financials -- (Continued)
     LSL Property Services P.L.C.          328,694 $  1,416,208       0.1%
     Man Group P.L.C.                    7,936,721   17,166,966       1.0%
     Novae Group P.L.C.                    310,612    3,636,938       0.2%
     OneSavings Bank P.L.C.                122,755      514,414       0.0%
     Paragon Group of Cos. P.L.C. (The)    432,309    1,879,810       0.1%
     Phoenix Group Holdings              1,073,440   13,506,771       0.8%
     Rathbone Brothers P.L.C.              171,584    5,102,824       0.3%
 *   Raven Russia, Ltd.                  1,086,511      516,623       0.0%
     S&U P.L.C.                             20,417      635,327       0.0%
     Saga P.L.C.                           720,661    2,208,575       0.1%
     Savills P.L.C.                        686,012    7,440,761       0.4%
     St. Modwen Properties P.L.C.        1,015,579    4,544,048       0.3%
     Tullett Prebon P.L.C.               1,214,381    6,020,449       0.3%
     U & I Group P.L.C.                    624,657    1,816,298       0.1%
     UNITE Group P.L.C. (The)            1,189,599   11,000,266       0.6%
     Virgin Money Holdings UK P.L.C.       206,735    1,105,314       0.1%
 *   Waterloo Investment Holdings, Ltd.      5,979          612       0.0%
                                                   ------------      ----
 Total Financials                                   279,396,918      15.5%
                                                   ------------      ----
 Health Care -- (2.9%)
 #*  Alizyme P.L.C.                        660,805           --       0.0%
     Bioquell P.L.C.                        90,893      227,054       0.0%
 #*  BTG P.L.C.                          1,430,962   12,406,159       0.7%
     Cambian Group P.L.C.                   63,163       56,414       0.0%
 #*  Circassia Pharmaceuticals P.L.C.      134,445      529,715       0.0%
     Consort Medical P.L.C.                238,317    3,443,946       0.2%
     Dechra Pharmaceuticals P.L.C.         428,975    6,939,288       0.4%
     Genus P.L.C.                          291,166    6,391,492       0.4%
     Indivior P.L.C.                     1,882,074    4,432,064       0.2%
 *   Skyepharma P.L.C.                     322,164    2,207,367       0.1%
     Spire Healthcare Group P.L.C.         196,286      941,242       0.1%
     UDG Healthcare P.L.C.               1,186,662   10,627,549       0.6%
 *   Vectura Group P.L.C.                1,990,316    5,002,510       0.3%
                                                   ------------      ----
 Total Health Care                                   53,204,800       3.0%
                                                   ------------      ----
 Industrials -- (23.8%)
     Aggreko P.L.C.                        588,719    9,370,893       0.5%
     Air Partner P.L.C.                     40,969      258,917       0.0%
     Alumasc Group P.L.C. (The)            120,110      297,413       0.0%
     Avon Rubber P.L.C.                    101,804    1,104,090       0.1%
 *   Balfour Beatty P.L.C.               3,549,781   12,403,455       0.7%
     BBA Aviation P.L.C.                 5,623,297   16,465,969       0.9%
     Berendsen P.L.C.                      823,219   14,223,318       0.8%
     Bodycote P.L.C.                     1,121,708    9,792,143       0.5%
     Braemar Shipping Services P.L.C.       84,411      556,342       0.0%
 #   Brammer P.L.C.                        618,328    1,576,650       0.1%
     Cape P.L.C.                           655,560    2,204,818       0.1%
 #   Carillion P.L.C.                    2,315,551    9,966,493       0.6%
     Carr's Group P.L.C.                   343,111      739,697       0.0%
     Castings P.L.C.                       157,187    1,136,837       0.1%
     Chemring Group P.L.C.               1,639,093    3,425,052       0.2%
     Clarkson P.L.C.                        73,839    2,578,774       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                         --------- ----------- ---------------
 Industrials -- (Continued)
     Cobham P.L.C.                       5,276,532 $11,904,933       0.7%
     Communisis P.L.C.                   1,025,909     637,712       0.0%
     Costain Group P.L.C.                  408,045   1,875,106       0.1%
     DCC P.L.C.                            151,417  13,429,949       0.7%
     De La Rue P.L.C.                      512,292   3,631,520       0.2%
 #*  Dialight P.L.C.                       103,553     858,821       0.1%
     Diploma P.L.C.                        579,262   6,198,345       0.3%
     Fenner P.L.C.                       1,016,768   2,139,652       0.1%
 *   Firstgroup P.L.C.                   5,943,374   8,686,997       0.5%
 *   Flybe Group P.L.C.                    320,823     276,023       0.0%
     G4S P.L.C.                          1,622,280   4,473,466       0.3%
     Galliford Try P.L.C.                  397,924   7,438,728       0.4%
     Go-Ahead Group P.L.C.                 220,066   8,241,818       0.5%
     Goodwin P.L.C.                            383      11,671       0.0%
     Grafton Group P.L.C.                  951,619   9,622,375       0.5%
     Harvey Nash Group P.L.C.               46,693      49,140       0.0%
     Hays P.L.C.                         6,566,676  12,320,222       0.7%
     Hogg Robinson Group P.L.C.            134,014     134,028       0.0%
     HomeServe P.L.C.                    1,369,369   8,298,580       0.5%
     IMI P.L.C.                            973,182  13,317,848       0.7%
     Interserve P.L.C.                     758,481   4,739,585       0.3%
     John Laing Group P.L.C.                78,243     242,865       0.0%
     Keller Group P.L.C.                   371,761   4,798,452       0.3%
     Kier Group P.L.C.                     438,069   7,627,224       0.4%
     Lavendon Group P.L.C.                 812,054   1,646,210       0.1%
     Management Consulting Group P.L.C.  1,467,589     348,218       0.0%
     Mears Group P.L.C.                    544,440   3,165,979       0.2%
     Meggitt P.L.C.                      1,816,080  10,918,916       0.6%
     Melrose Industries P.L.C.             786,721   4,298,572       0.2%
     Michael Page International P.L.C.   1,368,971   8,148,591       0.5%
     Mitie Group P.L.C.                  1,849,555   7,345,138       0.4%
     Morgan Advanced Materials P.L.C.    1,484,937   5,126,675       0.3%
     Morgan Sindall Group P.L.C.           191,927   2,252,244       0.1%
     National Express Group P.L.C.       2,195,042  10,424,252       0.6%
     Norcros P.L.C.                         27,976      72,109       0.0%
     Northgate P.L.C.                      698,430   4,121,884       0.2%
     PayPoint P.L.C.                       246,900   3,042,523       0.2%
     Polypipe Group P.L.C.                 179,995     771,722       0.0%
     QinetiQ Group P.L.C.                3,243,810  10,623,744       0.6%
     Regus P.L.C.                        3,349,423  14,331,210       0.8%
 *   Renold P.L.C.                         193,435     118,687       0.0%
     Rentokil Initial P.L.C.             8,861,710  22,836,352       1.3%
     Ricardo P.L.C.                        271,798   3,225,285       0.2%
     Robert Walters P.L.C.                 381,498   1,856,295       0.1%
     Rotork P.L.C.                       3,621,656   9,907,880       0.6%
     RPS Group P.L.C.                    1,241,176   3,163,278       0.2%
     Senior P.L.C.                       2,105,362   6,715,670       0.4%
 *   Serco Group P.L.C.                    341,883     480,954       0.0%
     Severfield P.L.C.                   1,262,597     963,140       0.1%
     Shanks Group P.L.C.                 2,388,845   2,800,315       0.2%
     SIG P.L.C.                          3,113,733   6,174,053       0.3%
     Speedy Hire P.L.C.                  2,785,594   1,497,409       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                    PERCENTAGE
                                                                      OF NET
                                              SHARES     VALUE++     ASSETS**
                                             --------- ------------ ----------
  Industrials -- (Continued)
      Spirax-Sarco Engineering P.L.C.          355,118 $ 17,742,816     1.0%
      St. Ives P.L.C.                          654,912    1,074,598     0.1%
      Stagecoach Group P.L.C.                2,052,864    7,729,819     0.4%
      Sthree P.L.C.                            407,731    2,027,059     0.1%
      T Clarke P.L.C.                          147,457      181,013     0.0%
      Tarsus Group P.L.C.                      207,820      800,534     0.0%
      Trifast P.L.C.                           447,201      887,299     0.1%
      Tyman P.L.C.                             113,806      483,932     0.0%
  #   UK Mail Group P.L.C.                     189,686      812,787     0.0%
      Ultra Electronics Holdings P.L.C.        365,324    9,433,882     0.5%
      Vesuvius P.L.C.                        1,374,189    6,478,843     0.4%
  *   Volex P.L.C.                             307,047      146,800     0.0%
      Vp P.L.C.                                160,962    1,695,750     0.1%
      Weir Group P.L.C. (The)                  570,171   10,015,416     0.6%
  *   Wincanton P.L.C.                         612,048    1,499,201     0.1%
  *   Wizz Air Holdings P.L.C.                   9,364      257,890     0.0%
      WS Atkins P.L.C.                         502,623    9,807,807     0.5%
      XP Power, Ltd.                            74,988    1,840,268     0.1%
                                                       ------------    ----
  Total Industrials                                     436,348,940    24.3%
                                                       ------------    ----
  Information Technology -- (9.5%)
      Acal P.L.C.                              202,289      778,972     0.1%
      AVEVA Group P.L.C.                       322,264    7,589,183     0.4%
      Computacenter P.L.C.                     389,033    4,745,623     0.3%
      E2V Technologies P.L.C.                  798,868    2,485,196     0.1%
      Electrocomponents P.L.C.               2,369,706    8,946,891     0.5%
      FDM Group Holdings P.L.C.                  4,973       40,232     0.0%
      Fidessa Group P.L.C.                     170,433    5,941,743     0.3%
      Halma P.L.C.                           1,951,180   25,464,562     1.4%
  #*  Imagination Technologies Group P.L.C.  1,293,437    2,946,272     0.2%
      Laird P.L.C.                           1,454,587    7,404,999     0.4%
      Micro Focus International P.L.C.         637,349   14,255,898     0.8%
      Moneysupermarket.com Group P.L.C.      2,068,485    9,501,835     0.5%
      NCC Group P.L.C.                         745,824    2,847,373     0.2%
      Oxford Instruments P.L.C.                210,872    2,033,823     0.1%
  *   Paysafe Group P.L.C.                     358,952    2,002,746     0.1%
      Playtech P.L.C.                          960,141   11,306,981     0.6%
      Premier Farnell P.L.C.                 1,988,181    3,528,461     0.2%
      Renishaw P.L.C.                          171,571    4,752,719     0.3%
      Rightmove P.L.C.                         477,301   26,974,776     1.5%
      RM P.L.C.                                318,504      636,364     0.0%
      SDL P.L.C.                               388,032    2,299,154     0.1%
      Sepura P.L.C.                            322,176      334,511     0.0%
      Spectris P.L.C.                          573,376   15,297,327     0.9%
      Spirent Communications P.L.C.          2,870,632    3,292,918     0.2%
      TT Electronics P.L.C.                    828,017    1,876,546     0.1%
      Xaar P.L.C.                              369,039    2,613,894     0.2%
  *   Xchanging P.L.C.                       1,317,646    3,641,052     0.2%
      Zoopla Property Group P.L.C.              67,419      290,778     0.0%
                                                       ------------    ----
  Total Information Technology                          173,830,829     9.7%
                                                       ------------    ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                    ---------- -------------- ---------------
Materials -- (7.7%)
         Acacia Mining P.L.C.                          753,040 $    3,865,461        0.2%
         British Polythene Industries P.L.C.           135,206      1,383,780        0.1%
         Carclo P.L.C.                                 213,640        463,877        0.0%
         Centamin P.L.C.                             5,929,854     10,486,329        0.6%
         Croda International P.L.C.                    335,389     14,774,736        0.8%
         DS Smith P.L.C.                             4,938,232     27,541,954        1.5%
         Elementis P.L.C.                            2,298,950      7,254,753        0.4%
         Essentra P.L.C.                             1,251,793     14,887,331        0.8%
*        Evraz P.L.C.                                1,345,685      2,794,097        0.2%
         Ferrexpo P.L.C.                               820,068        450,518        0.0%
         Gem Diamonds, Ltd.                            553,189      1,097,305        0.1%
         Hill & Smith Holdings P.L.C.                  414,294      5,652,640        0.3%
*        Hochschild Mining P.L.C.                    1,157,189      2,642,086        0.1%
*        KAZ Minerals P.L.C.                         1,271,344      3,187,336        0.2%
         Low & Bonar P.L.C.                          1,119,286      1,013,517        0.1%
         Marshalls P.L.C.                              987,153      4,630,814        0.3%
         Petra Diamonds, Ltd.                        2,122,486      3,667,106        0.2%
#*       Petropavlovsk P.L.C.                       13,998,500      1,700,110        0.1%
         Rexam P.L.C.                                   95,851        876,624        0.1%
         RPC Group P.L.C.                            1,506,799     16,079,536        0.9%
         Synthomer P.L.C.                            1,277,033      6,505,236        0.4%
#        Vedanta Resources P.L.C.                      424,917      2,622,047        0.1%
         Victrex P.L.C.                                371,614      7,619,391        0.4%
         Zotefoams P.L.C.                               93,537        384,346        0.0%
                                                               --------------      -----
Total Materials                                                   141,580,930        7.9%
                                                               --------------      -----
Telecommunication Services -- (1.9%)
         Cable & Wireless Communications P.L.C.     17,713,479     19,097,936        1.0%
         KCOM Group P.L.C.                           3,118,278      4,714,391        0.3%
#        TalkTalk Telecom Group P.L.C.               2,586,447     10,126,104        0.6%
                                                               --------------      -----
Total Telecommunication Services                                   33,938,431        1.9%
                                                               --------------      -----
Utilities -- (1.9%)
         Dee Valley Group P.L.C.                        12,109        233,991        0.0%
#        Drax Group P.L.C.                           2,006,082      9,382,072        0.5%
         Pennon Group P.L.C.                         1,817,348     21,597,022        1.2%
#        Telecom Plus P.L.C.                           275,149      3,748,044        0.2%
                                                               --------------      -----
Total Utilities                                                    34,961,129        1.9%
                                                               --------------      -----
TOTAL COMMON STOCKS                                             1,782,826,384       99.2%
                                                               --------------      -----
PREFERRED STOCKS -- (0.0%)
         McBride                                    10,328,304         15,091        0.0%
                                                               --------------      -----
TOTAL INVESTMENT SECURITIES                                     1,782,841,475
                                                               --------------
                                                                                PERCENTAGE
                                                      SHARES      VALUE+      OF NET ASSETS**
                                                    ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                  4,423,370 $   51,178,392        2.8%
                                                               --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,541,981,444)             $1,834,019,867      102.0%
                                                               ==============      =====

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                          --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG                                   16,785 $  1,637,895       0.0%
    AMAG Austria Metall AG                                    3,703      136,071       0.0%
    Andritz AG                                              208,091   11,680,597       0.3%
    Atrium European Real Estate, Ltd.                       670,173    2,839,509       0.1%
    Austria Technologie & Systemtechnik AG                  154,803    2,144,081       0.1%
    BUWOG AG                                                263,308    5,543,006       0.1%
    CA Immobilien Anlagen AG                                294,597    5,627,330       0.1%
*   Conwert Immobilien Invest SE                            338,470    5,356,302       0.1%
    DO & CO AG                                               29,001    3,287,560       0.1%
    EVN AG                                                  199,009    2,387,753       0.1%
*   FACC AG                                                  15,746       90,025       0.0%
*   IMMOFINANZ AG                                         2,711,777    6,396,991       0.1%
    Josef Manner & Co. AG                                       870       49,395       0.0%
    Kapsch TrafficCom AG                                     30,685    1,055,323       0.0%
#   Lenzing AG                                               51,632    3,996,114       0.1%
#   Mayr Melnhof Karton AG                                   49,358    5,808,130       0.1%
    Oberbank AG                                              41,134    2,632,281       0.1%
    Oesterreichische Post AG                                194,685    7,608,147       0.1%
    Palfinger AG                                             76,783    2,353,725       0.1%
    POLYTEC Holding AG                                       92,160      846,749       0.0%
    Porr Ag                                                  47,954    1,518,122       0.0%
*   Raiffeisen Bank International AG                        496,713    7,951,050       0.2%
#   RHI AG                                                  137,992    2,970,081       0.1%
#   Rosenbauer International AG                              18,560    1,267,885       0.0%
    S IMMO AG                                               308,031    3,023,344       0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                52,123    3,516,917       0.1%
#   Semperit AG Holding                                      69,369    2,492,463       0.1%
    SHS Flughafen Wien AG                                    18,382    2,104,832       0.1%
    Strabag SE                                               99,312    3,121,903       0.1%
    Telekom Austria AG                                      352,144    2,209,774       0.1%
    UBM Development AG                                          314       12,727       0.0%
    UNIQA Insurance Group AG                                570,563    4,124,839       0.1%
#   Verbund AG                                              287,335    4,013,851       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe     93,982    2,120,449       0.1%
    Voestalpine AG                                           49,659    1,791,938       0.0%
    Wienerberger AG                                         552,075   10,904,409       0.2%
    Wolford AG                                               11,252      313,041       0.0%
#   Zumtobel Group AG                                       166,510    2,167,037       0.1%
                                                                    ------------       ---
TOTAL AUSTRIA                                                        127,101,646       3.1%
                                                                    ------------       ---
BELGIUM -- (3.8%)
#*  Ablynx NV                                               303,349    4,593,700       0.1%
    Ackermans & van Haaren NV                               134,383   17,517,650       0.4%
*   AGFA-Gevaert NV                                         965,465    3,838,988       0.1%
#   Atenor Group SA                                           7,383      380,467       0.0%
    Banque Nationale de Belgique                                986    3,386,300       0.1%
    Barco NV                                                 65,535    4,575,993       0.1%
    Bekaert SA                                              183,930    8,100,129       0.2%
    bpost SA                                                369,646   10,438,655       0.3%
*   Celyad SA                                                 8,628      401,530       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                  --------- ------------ ---------------
BELGIUM -- (Continued)
    Cie d'Entreprises CFE                            49,147 $  4,884,883       0.1%
    Cie Immobiliere de Belgique SA                   14,788      780,118       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA        111      362,462       0.0%
    D'ieteren SA                                    131,557    5,835,632       0.2%
*   Dalenys                                          18,045      143,522       0.0%
    Deceuninck NV                                   358,205      920,030       0.0%
    Econocom Group SA                               343,333    3,705,898       0.1%
    Elia System Operator SA                         169,789    8,784,051       0.2%
    Euronav NV                                      679,242    7,481,250       0.2%
    EVS Broadcast Equipment SA                       74,156    2,514,740       0.1%
#   Exmar NV                                        174,456    1,499,073       0.0%
#   Fagron                                          127,980      935,753       0.0%
*   Galapagos NV                                    148,075    6,732,048       0.2%
    Gimv NV                                          20,571    1,143,135       0.0%
    Ion Beam Applications                           115,719    4,773,530       0.1%
    Jensen-Group NV                                  13,482      416,680       0.0%
    Kinepolis Group NV                               94,699    4,178,105       0.1%
    Lotus Bakeries                                    1,454    2,809,696       0.1%
#*  MDxHealth                                       180,487      766,189       0.0%
    Melexis NV                                      113,838    6,300,228       0.2%
*   Mobistar SA                                     167,280    3,661,238       0.1%
#*  Nyrstar NV                                    7,455,408    5,901,058       0.2%
    Ontex Group NV                                  204,456    6,271,539       0.2%
    Picanol                                          28,800    1,918,834       0.1%
    RealDolmen                                        8,137      165,920       0.0%
    RealDolmen NV                                       120            3       0.0%
    Recticel SA                                     199,901    1,304,853       0.0%
    Resilux                                           5,006      802,636       0.0%
*   Roularta Media Group NV                          10,263      291,693       0.0%
    Sioen Industries NV                              50,430    1,039,618       0.0%
    Sipef SA                                         25,871    1,473,234       0.0%
    TER Beke SA                                       2,260      283,303       0.0%
*   Tessenderlo Chemie NV                           190,301    6,549,547       0.2%
#*  ThromboGenics NV                                159,152      597,207       0.0%
#   Umicore SA                                      434,045   21,667,333       0.5%
    Van de Velde NV                                  36,017    2,528,323       0.1%
#*  Viohalco SA                                     583,796      738,924       0.0%
                                                            ------------       ---
TOTAL BELGIUM                                                173,395,698       4.3%
                                                            ------------       ---
DENMARK -- (4.3%)
    ALK-Abello A.S.                                  30,494    4,960,306       0.1%
    Alm Brand A.S.                                  468,716    3,485,519       0.1%
#   Ambu A.S. Class B                               124,859    4,305,652       0.1%
    Arkil Holding A.S. Class B                          504       87,713       0.0%
#*  Bang & Olufsen A.S.                             167,328    1,815,628       0.0%
    BankNordik P/F                                    1,753       30,506       0.0%
*   Bavarian Nordic A.S.                            143,640    5,490,772       0.1%
*   BoConcept Holding A.S. Class B                    1,682      111,309       0.0%
    Brodrene Hartmann A.S.                           13,519      546,531       0.0%
#*  D/S Norden A.S.                                 132,398    2,318,900       0.1%
    DFDS A.S.                                       156,210    6,234,252       0.2%
    Djurslands Bank A.S.                              8,970      297,309       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
DENMARK -- (Continued)
    FE Bording A.S.                            126 $     15,072       0.0%
#   FLSmidth & Co. A.S.                    260,041   10,107,772       0.3%
    Fluegger A.S. Class B                    4,198      231,930       0.0%
#*  Genmab A.S.                            217,338   32,246,608       0.8%
    GN Store Nord A.S.                     826,732   16,268,578       0.4%
*   GPV Industri A.S. Series B               2,200           --       0.0%
    Gronlandsbanken A.S.                     1,125      103,491       0.0%
#*  H Lundbeck A.S.                         69,382    2,318,258       0.1%
*   H+H International A.S. Class B          40,093      444,624       0.0%
    Harboes Bryggeri A.S. Class B           16,516      289,722       0.0%
    IC Group A.S.                           38,440    1,300,266       0.0%
#*  Jeudan A.S.                              5,970      680,309       0.0%
    Jyske Bank A.S.                        271,315   11,103,444       0.3%
    Lan & Spar Bank                          4,981      294,829       0.0%
    Matas A.S.                             112,620    2,149,148       0.1%
    NKT Holding A.S.                       121,196    6,909,913       0.2%
#   Nordjyske Bank A.S.                     36,553      527,403       0.0%
*   Parken Sport & Entertainment A.S.       33,556      322,723       0.0%
    PER Aarsleff A.S. Class B              107,320    2,965,942       0.1%
    Ringkjoebing Landbobank A.S.            23,199    4,885,647       0.1%
    Roblon A.S. Class B                      2,700       90,941       0.0%
    Rockwool International A.S. Class B     30,771    5,129,512       0.1%
    Royal Unibrew A.S.                     227,860   10,294,959       0.3%
#   RTX A.S.                                29,629      403,846       0.0%
*   Santa Fe Group A.S.                    127,806    1,230,001       0.0%
    Schouw & Co.                            71,589    4,187,443       0.1%
    SimCorp A.S.                           209,269    9,414,015       0.2%
    Solar A.S. Class B                      26,813    1,377,863       0.0%
    Spar Nord Bank A.S.                    351,498    2,869,865       0.1%
    Sydbank A.S.                           351,217    9,934,158       0.3%
    TDC A.S.                             1,261,353    6,458,469       0.2%
    Tivoli A.S.                              9,370      671,067       0.0%
*   TK Development A.S.                    608,784      632,755       0.0%
*   Topdanmark A.S.                        491,266   13,008,717       0.3%
    Tryg A.S.                               29,836      563,776       0.0%
#   United International Enterprises        10,218    1,521,757       0.0%
*   Vestjysk Bank A.S.                      53,413       74,874       0.0%
*   William Demant Holding A.S.             73,082    7,514,983       0.2%
#*  Zealand Pharma A.S.                     62,015    1,231,809       0.0%
                                                   ------------       ---
TOTAL DENMARK                                       199,460,886       4.9%
                                                   ------------       ---
FINLAND -- (5.6%)
    Ahlstrom Oyj                            46,794      421,755       0.0%
#   Aktia Bank Oyj                          65,892      661,953       0.0%
    Alandsbanken Abp Class B                21,354      368,035       0.0%
    Alma Media Oyj                          42,130      175,380       0.0%
    Amer Sports Oyj                        641,324   18,985,674       0.5%
    Apetit Oyj                              18,766      266,977       0.0%
#   Aspo Oyj                                92,762      724,588       0.0%
#   Atria Oyj                               42,958      440,760       0.0%
#*  BasWare Oyj                             43,305    1,909,976       0.0%
#   Bittium Oyj                             82,495      570,978       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       PERCENTAGE
                                SHARES     VALUE++   OF NET ASSETS**
                               --------- ----------- ---------------
FINLAND -- (Continued)
    Cargotec Oyj Class B         235,592 $ 8,916,969       0.2%
    Caverion Corp.               522,975   3,838,251       0.1%
    Citycon Oyj                2,156,160   5,467,045       0.1%
    Comptel Oyj                326,527   617,809          0.0%
    Cramo Oyj                    181,445   3,635,917       0.1%
    Digia Oyj                     48,912     412,383       0.0%
    Elisa Oyj                    734,075  27,448,502       0.7%
#   F-Secure Oyj                 524,454   1,538,577       0.0%
*   Finnair Oyj                  450,180   2,680,924       0.1%
    Fiskars Oyj Abp              190,312   3,694,624       0.1%
*   GeoSentric Oyj               244,900          --       0.0%
*   Glaston Oyj Abp               46,084      20,631       0.0%
    HKScan Oyj Class A           172,657     623,035       0.0%
#   Huhtamaki Oyj                467,536  18,390,549       0.5%
    Ilkka-Yhtyma Oyj              61,503     147,352       0.0%
    Kemira Oyj                   637,200   7,731,162       0.2%
    Kesko Oyj Class A              3,015     120,656       0.0%
    Kesko Oyj Class B            345,206  13,807,712       0.3%
#   Konecranes Oyj               262,339   6,024,138       0.2%
    Lassila & Tikanoja Oyj       171,857   2,990,493       0.1%
    Lemminkainen Oyj              30,098     461,563       0.0%
    Metsa Board Oyj            1,498,878   9,423,739       0.2%
    Metso Oyj                    435,774  10,496,636       0.3%
#   Munksjo Oyj                   24,345     277,682       0.0%
    Neste Oyj                     66,182   2,120,771       0.1%
    Nokian Renkaat Oyj           623,433  23,027,091       0.6%
    Okmetic Oyj                   66,625     697,632       0.0%
    Olvi Oyj Class A              68,749   1,911,091       0.1%
    Oriola-KD Oyj Class A          6,054      30,202       0.0%
    Oriola-KD Oyj Class B        628,439   3,110,046       0.1%
#   Orion Oyj Class A            126,645   4,357,595       0.1%
    Orion Oyj Class B            420,544  14,687,385       0.4%
#*  Outokumpu Oyj              3,022,031  12,720,816       0.3%
#*  Outotec Oyj                   44,017     175,602       0.0%
#   PKC Group Oyj                115,436   2,077,615       0.1%
    Ponsse Oy                     45,516   1,163,991       0.0%
*   Poyry Oyj                    188,253     733,496       0.0%
    Raisio Oyj Class V           548,453   2,704,988       0.1%
    Ramirent Oyj                 336,343   2,352,594       0.1%
    Rapala VMC Oyj               109,543     545,324       0.0%
#   Revenio Group Oyj             23,248     687,257       0.0%
    Saga Furs Oyj                    368       6,346       0.0%
#   Sanoma Oyj                   754,064   3,691,190       0.1%
    Sponda Oyj                   337,682   1,470,507       0.0%
    SRV Group Oyj                 15,301      61,887       0.0%
*   Stockmann Oyj Abp Class A     42,474     301,572       0.0%
#*  Stockmann Oyj Abp Class B    141,026     979,203       0.0%
    Technopolis Oyj              572,771   2,473,300       0.1%
    Teleste Oyj                   46,406     448,412       0.0%
    Tieto Oyj                    295,694   7,770,311       0.2%
    Tikkurila Oyj                190,569   3,345,112       0.1%
    Uponor Oyj                   283,661   4,376,464       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                     --------- ------------ ---------------
FINLAND -- (Continued)
    Vaisala Oyj Class A                 44,325 $  1,262,339       0.0%
    Valmet Oyj                         342,154    4,296,499       0.1%
    Viking Line Abp                     10,366      255,288       0.0%
    YIT Oyj                            107,539      734,181       0.0%
                                               ------------       ---
TOTAL FINLAND                                   257,868,532       6.4%
                                               ------------       ---
FRANCE -- (11.5%)
    ABC Arbitrage                       85,081      588,855       0.0%
#   Actia Group                         48,398      294,923       0.0%
#*  Air France-KLM                   1,111,495    9,958,037       0.3%
    Akka Technologies                   51,152    1,649,393       0.1%
    Albioma SA                          84,560    1,378,648       0.0%
    Altamir                            100,902    1,260,379       0.0%
    Alten SA                           135,328    8,355,741       0.2%
    Altran Technologies SA             771,932   11,456,927       0.3%
    April SA                            74,473    1,022,810       0.0%
#*  Archos                             111,720      231,127       0.0%
    Arkema SA                          300,862   24,013,744       0.6%
#   Assystem                            63,007    1,635,009       0.0%
    Aubay                               23,726      534,573       0.0%
    Axway Software SA                   28,746      632,926       0.0%
    Bastide le Confort Medical           8,920      185,394       0.0%
#   Beneteau SA                        193,357    2,246,474       0.1%
    BioMerieux                          71,574    9,238,178       0.2%
    Boiron SA                           38,334    3,072,780       0.1%
    Bollore SA(4572709)                 33,291      131,839       0.0%
*   Bollore SA(BZ0G303)                  2,744       10,695       0.0%
    Bonduelle SCA                       76,003    2,243,489       0.1%
#   Bourbon SA                          18,501      273,019       0.0%
    Burelle SA                           3,739    3,467,909       0.1%
    Catering International Services     14,124      229,756       0.0%
*   Cegedim SA                          23,645      648,931       0.0%
    Cegid Group SA                      26,749    1,891,684       0.1%
#*  CGG SA                           3,104,352    2,917,246       0.1%
    Chargeurs SA                        95,815      977,957       0.0%
    Cie des Alpes                       38,937      677,654       0.0%
*   Coface SA                           56,345      455,133       0.0%
    Derichebourg SA                    554,692    1,768,539       0.1%
    Devoteam SA                         26,531    1,237,417       0.0%
    Dom Security                         2,414       94,506       0.0%
#   Edenred                            843,271   16,634,039       0.4%
    Eiffage SA                         229,296   18,241,039       0.5%
    Electricite de Strasbourg SA        21,168    2,336,658       0.1%
#   Elior Group                        263,213    5,658,038       0.1%
    Elis SA                              5,498      100,984       0.0%
#*  Eramet                              28,909    1,152,401       0.0%
*   Esso SA Francaise                   14,895      674,917       0.0%
*   Etablissements Maurel et Prom      415,136    1,672,886       0.1%
    Euler Hermes Group                  56,627    5,383,291       0.1%
    Eurofins Scientific SE              47,119   17,482,363       0.4%
    Euronext NV                        171,538    7,251,234       0.2%
    Exel Industries Class A             10,330      907,096       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        PERCENTAGE
                                  SHARES    VALUE++   OF NET ASSETS**
                                  ------- ----------- ---------------
FRANCE -- (Continued)
    Faiveley Transport SA          34,183 $ 3,720,565       0.1%
    Faurecia                      306,467  12,662,589       0.3%
    Fimalac                        13,741   1,543,595       0.0%
    Fleury Michon SA                5,962     411,691       0.0%
*   Futuren SA                    639,522     476,388       0.0%
*   GameLoft SE                   217,331   1,841,263       0.1%
    Gaumont SA                     13,521     719,073       0.0%
#   Gaztransport Et Technigaz SA   69,131   2,565,272       0.1%
    GEA                             2,433     214,446       0.0%
#*  GECI International             59,392      13,601       0.0%
    Gevelot SA                      3,466     485,737       0.0%
    GFI Informatique SA               868       8,420       0.0%
    GL Events                      46,718     896,075       0.0%
    Groupe Crit                    23,459   1,546,332       0.0%
*   Groupe Flo                     35,502      58,269       0.0%
*   Groupe Fnac SA                 43,883   2,531,918       0.1%
#   Groupe Gorge                   20,272     498,869       0.0%
    Groupe Open                    26,685     547,733       0.0%
    Guerbet                        33,267   2,185,123       0.1%
    Haulotte Group SA              71,617   1,117,002       0.0%
    Havas SA                      305,254   2,559,470       0.1%
    Herige SADCS                    4,147     102,093       0.0%
#*  Hipay Group SA                 24,579     292,172       0.0%
*   ID Logistics Group              1,031     124,068       0.0%
    Imerys SA                     152,734  11,279,139       0.3%
#   Interparfums SA                48,452   1,281,635       0.0%
    Ipsen SA                      170,560  10,311,871       0.3%
    IPSOS                         161,750   4,823,161       0.1%
    Jacquet Metal Service          67,512   1,003,250       0.0%
    Korian SA                     191,713   6,041,766       0.2%
    Lagardere SCA                 619,304  16,434,996       0.4%
    Lanson-BCC                      8,795     302,286       0.0%
    Laurent-Perrier                12,372   1,051,904       0.0%
*   Le Noble Age                   24,612     841,231       0.0%
    Lectra                        116,672   1,773,323       0.1%
    Linedata Services               2,607     119,303       0.0%
    LISI                           91,883   2,629,128       0.1%
    Maisons France Confort SA      15,298     717,620       0.0%
#   Manitou BF SA                  48,399     839,973       0.0%
    Manutan International          14,076     758,355       0.0%
    Mersen                        117,956   1,885,158       0.1%
#*  METabolic EXplorer SA         151,621     389,217       0.0%
    Metropole Television SA       293,607   5,569,819       0.1%
    MGI Coutier                    56,309   1,199,412       0.0%
    Mr Bricolage                   30,731     466,825       0.0%
#*  Naturex                        30,862   2,602,336       0.1%
#   Neopost SA                    173,646   4,253,745       0.1%
*   Nexans SA                     178,799   8,318,021       0.2%
    Nexity SA                     159,595   8,554,450       0.2%
#*  Nicox                          61,088     596,989       0.0%
*   NRJ Group                      71,278     729,987       0.0%
#   Oeneo SA                       97,415     806,814       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                  --------- ----------- ---------------
FRANCE -- (Continued)
#*  Onxeo SA(B04P0G6)                                               126,372 $   486,991       0.0%
#*  Onxeo SA(BPFJVR0)                                                48,958     187,724       0.0%
    Orpea                                                           167,853  13,847,723       0.4%
*   Parrot SA                                                         4,891      98,538       0.0%
*   Pierre & Vacances SA                                             25,491     999,070       0.0%
#   Plastic Omnium SA                                               318,364  10,549,579       0.3%
    PSB Industries SA                                                 8,161     448,761       0.0%
#   Rallye SA                                                       120,177   2,308,883       0.1%
#*  Recylex SA                                                       46,552     125,651       0.0%
    Remy Cointreau SA                                                22,934   1,906,932       0.1%
    Rexel SA                                                      1,044,821  15,842,176       0.4%
    Robertet SA                                                       3,063     900,811       0.0%
    Rothschild & Co.                                                 21,428     536,366       0.0%
    Rubis SCA                                                       195,671  15,285,650       0.4%
    Saft Groupe SA                                                  156,473   4,861,152       0.1%
    Samse SA                                                          8,068   1,090,490       0.0%
    Sartorius Stedim Biotech                                         17,869   6,828,666       0.2%
    Savencia SA                                                      33,142   2,200,212       0.1%
    SEB SA                                                          120,657  13,517,744       0.3%
    Seche Environnement SA                                           11,799     421,449       0.0%
#*  Sequana SA                                                      289,137     901,018       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     60,258   2,239,618       0.1%
#*  Societe Internationale de Plantations d'Heveas SA                 7,523     305,449       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                  3,434     129,289       0.0%
    Societe pour l'Informatique Industrielle                         39,566     451,910       0.0%
#   Societe Television Francaise 1                                  621,656   7,487,759       0.2%
#*  SOITEC                                                          964,682     651,937       0.0%
#*  Solocal Group                                                   170,329   1,017,590       0.0%
#   Somfy SA                                                         21,025   7,676,868       0.2%
    Sopra Steria Group                                               74,501   8,665,983       0.2%
*   Spir Communication SA                                               452       3,622       0.0%
*   Stallergenes Greer P.L.C.                                        12,201     371,748       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                        297,158   1,221,098       0.0%
    Stef SA                                                          28,166   2,125,873       0.1%
    STMicroelectronics NV                                         1,463,195   8,996,328       0.2%
#*  Store Electronic                                                 12,202     307,398       0.0%
    Sword Group                                                      31,975     858,712       0.0%
    Synergie SA                                                      70,320   2,122,921       0.1%
    Tarkett SA                                                       34,069   1,111,424       0.0%
    Technicolor SA                                                1,482,868  10,171,382       0.3%
    Technip SA                                                       17,170   1,006,335       0.0%
    Teleperformance                                                 348,982  31,346,308       0.8%
    Tessi SA                                                          6,807   1,128,296       0.0%
#   TFF Group                                                         5,065     554,199       0.0%
#   Thermador Groupe                                                 13,179   1,204,133       0.0%
#   Total Gabon                                                       1,515     244,202       0.0%
*   Touax SA                                                          4,773      49,091       0.0%
    Trigano SA                                                       46,958   2,754,347       0.1%
*   UBISOFT Entertainment                                           521,852  15,146,787       0.4%
    Union Financiere de France BQE SA                                16,855     504,041       0.0%
#   Vallourec SA                                                    640,094   3,333,312       0.1%
#*  Valneva SE                                                      218,939     850,162       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------- ------------ ---------------
  FRANCE -- (Continued)
      Vetoquinol SA                       16,625 $    688,593       0.0%
      Vicat SA                            76,047    5,293,866       0.1%
      VIEL & Cie SA                      161,700      651,120       0.0%
  #   Vilmorin & Cie SA                   26,220    1,876,585       0.1%
      Virbac SA                           22,063    4,023,522       0.1%
      Vranken-Pommery Monopole SA         18,262      518,365       0.0%
  *   Worldline SA                         6,840      191,795       0.0%
      Zodiac Aerospace                    84,967    1,993,460       0.1%
                                                 ------------      ----
  TOTAL FRANCE                                    527,601,130      13.1%
                                                 ------------      ----
  GERMANY -- (14.3%)
      Aareal Bank AG                     409,233   14,568,747       0.4%
      Adler Modemaerkte AG                41,855      397,775       0.0%
  #*  ADLER Real Estate AG                27,317      362,068       0.0%
  *   ADVA Optical Networking SE         194,362    2,074,077       0.1%
  #*  AIXTRON SE                         396,410    1,974,500       0.1%
  *   Aligna AG                          318,087           --       0.0%
      All for One Steeb AG                   569       37,029       0.0%
      Allgeier SE                         26,260      476,041       0.0%
      Amadeus Fire AG                     29,384    2,209,026       0.1%
  *   AS Creation Tapeten                  7,109      245,264       0.0%
      Aurubis AG                         178,175    9,683,128       0.2%
  #   Axel Springer SE                   191,414   10,703,301       0.3%
      Basler AG                            3,576      198,326       0.0%
      Bauer AG                            33,835      553,169       0.0%
  #   BayWa AG(5838057)                   73,868    2,582,328       0.1%
      BayWa AG(5838068)                      124        4,606       0.0%
      Bechtle AG                          80,333    8,401,613       0.2%
  #   Bertrandt AG                        27,357    3,166,416       0.1%
      Bijou Brigitte AG                   19,236    1,241,708       0.0%
      Bilfinger SE                       168,907    7,373,199       0.2%
  #   Biotest AG                          60,306    1,153,086       0.0%
  *   BKN International AG                33,408           --       0.0%
  #   Borussia Dortmund GmbH & Co. KGaA  473,904    2,130,371       0.1%
      BRAAS Monier Building Group SA       5,502      152,954       0.0%
      CANCOM SE                           77,352    3,946,907       0.1%
      Carl Zeiss Meditec AG              160,352    5,238,134       0.1%
      CAT Oil AG                           6,474       56,811       0.0%
      CENIT AG                            50,676    1,206,561       0.0%
      CENTROTEC Sustainable AG            40,533      671,281       0.0%
      Cewe Stiftung & Co. KGAA            30,523    1,924,884       0.1%
  #   Clere AG                            16,113      491,308       0.0%
      Comdirect Bank AG                  173,523    1,976,470       0.1%
      CompuGroup Medical SE              118,345    4,650,820       0.1%
  *   Constantin Medien AG               340,089      823,911       0.0%
  *   CropEnergies AG                    114,550      565,041       0.0%
      CTS Eventim AG & Co. KGaA          216,083    7,583,412       0.2%
      Data Modul AG                       11,455      527,472       0.0%
  *   DEAG Deutsche Entertainment AG      13,697       60,927       0.0%
  #   Delticom AG                         28,981      531,764       0.0%
      Deutsche Beteiligungs AG            44,710    1,323,042       0.0%
      Deutsche EuroShop AG               141,015    6,579,443       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
GERMANY -- (Continued)
#   Deutsche Lufthansa AG                               28,830 $   448,879       0.0%
    Deutz AG                                           599,311   3,063,664       0.1%
*   Dialog Semiconductor P.L.C.                        364,163  12,700,715       0.3%
    DIC Asset AG                                       204,453   1,885,320       0.1%
    DMG Mori AG                                        308,295  14,779,471       0.4%
    Dr Hoenle AG                                        25,078     661,728       0.0%
    Draegerwerk AG & Co. KGaA                            9,114     554,705       0.0%
#   Drillisch AG                                       220,824   9,132,454       0.2%
    Duerr AG                                           133,802  10,736,120       0.3%
    Eckert & Ziegler AG                                 17,297     383,866       0.0%
    Elmos Semiconductor AG                              53,117     666,815       0.0%
    ElringKlinger AG                                   130,170   3,195,525       0.1%
*   Euromicron AG                                       32,612     295,536       0.0%
#*  Evotec AG                                        1,103,203   4,404,361       0.1%
    Fielmann AG                                        120,175   8,879,936       0.2%
*   First Sensor AG                                     19,888     241,615       0.0%
    Francotyp-Postalia Holding AG Class A               53,729     238,524       0.0%
#   Fraport AG Frankfurt Airport Services Worldwide     96,706   5,862,578       0.2%
#   Freenet AG                                         652,809  19,983,370       0.5%
    Fuchs Petrolub SE                                  152,541   5,629,344       0.1%
    Gerresheimer AG                                    201,267  15,010,802       0.4%
#   Gerry Weber International AG                        92,101   1,330,866       0.0%
    Gesco AG                                            14,489   1,210,608       0.0%
    GFK SE                                              76,236   2,971,106       0.1%
    GFT Technologies SE                                 93,571   2,300,285       0.1%
#   Grammer AG                                          79,765   3,089,986       0.1%
    Grenkeleasing AG                                    38,535   7,605,658       0.2%
*   H&R AG                                              10,743     126,857       0.0%
    Hamburger Hafen und Logistik AG                     40,251     632,038       0.0%
#*  Heidelberger Druckmaschinen AG                   1,385,127   3,130,534       0.1%
    Hella KGaA Hueck & Co.                              64,333   2,462,681       0.1%
    Highlight Communications AG                         94,846     632,073       0.0%
    Hochtief AG                                         79,951  10,271,481       0.3%
    Hornbach Baumarkt AG                                19,981     619,801       0.0%
    Hugo Boss AG                                        64,854   4,138,727       0.1%
    Indus Holding AG                                   131,598   6,715,500       0.2%
#   Init Innovation In Traffic Systems AG               23,180     377,236       0.0%
    Isra Vision AG                                      18,038   1,280,181       0.0%
    Jenoptik AG                                        237,664   3,717,941       0.1%
#   K+S AG                                             636,597  15,889,634       0.4%
*   Kampa AG                                             7,101         276       0.0%
    KION Group AG                                      256,895  14,028,397       0.4%
#   Kloeckner & Co. SE                                 555,392   6,483,285       0.2%
*   Koenig & Bauer AG                                   66,442   2,490,138       0.1%
#*  Kontron AG                                         437,004   1,443,805       0.0%
    Krones AG                                           75,044   8,571,043       0.2%
    KSB AG                                               3,466   1,232,821       0.0%
#   KUKA AG                                            137,716  13,602,370       0.3%
    KWS Saat SE                                         16,076   5,578,625       0.1%
    Lanxess AG                                         467,967  24,507,252       0.6%
    LEG Immobilien AG                                  289,571  26,861,807       0.7%
    Leifheit AG                                         12,090     775,955       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                               ------- ----------- ---------------
GERMANY -- (Continued)
#   Leoni AG                                                                   157,919 $ 5,706,939       0.1%
#   LPKF Laser & Electronics AG                                                112,621     938,121       0.0%
#*  Manz AG                                                                     17,759     747,399       0.0%
*   MasterFlex SE                                                               19,347     122,023       0.0%
*   Mediclin AG                                                                 88,966     534,958       0.0%
#*  Medigene AG                                                                 49,009     510,382       0.0%
    MLP AG                                                                     238,272     928,510       0.0%
#   MTU Aero Engines AG                                                        247,538  23,403,930       0.6%
    MVV Energie AG                                                              25,729     578,411       0.0%
    Nemetschek SE                                                              110,040   6,157,720       0.2%
#   Nexus AG                                                                    49,542     868,619       0.0%
*   Nordex SE                                                                  307,691   8,658,844       0.2%
    Norma Group SE                                                             180,888   9,339,715       0.2%
#   OHB SE                                                                      34,489     760,562       0.0%
    Osram Licht AG                                                             343,036  17,912,967       0.5%
#*  Paion AG                                                                   134,475     315,470       0.0%
*   Patrizia Immobilien AG                                                     202,336   4,692,620       0.1%
    Pfeiffer Vacuum Technology AG                                               54,190   5,836,800       0.2%
    PNE Wind AG                                                                367,537     920,938       0.0%
    Progress-Werk Oberkirch AG                                                   7,571     320,575       0.0%
#*  PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie   27,232     404,649       0.0%
#   Puma SE                                                                     10,528   2,400,719       0.1%
*   PVA TePla AG                                                                46,019     138,267       0.0%
*   QIAGEN NV                                                                  780,158  17,546,244       0.4%
#   QSC AG                                                                     313,074     486,276       0.0%
#   R Stahl AG                                                                  14,952     507,650       0.0%
    Rational AG                                                                 14,996   7,620,979       0.2%
    Rheinmetall AG                                                             223,411  17,503,624       0.4%
    RHOEN-KLINIKUM AG                                                          261,051   8,121,807       0.2%
#   RIB Software AG                                                             86,109     910,919       0.0%
#   SAF-Holland SA                                                             248,917   2,938,505       0.1%
    Salzgitter AG                                                              196,440   6,658,718       0.2%
#   Schaltbau Holding AG                                                        28,415   1,532,930       0.0%
    Schloss Wachenheim AG                                                        7,479     118,050       0.0%
*   SER Systems AG                                                               9,400          --       0.0%
#*  SGL Carbon SE                                                              290,083   3,400,000       0.1%
    SHW AG                                                                      23,927     691,514       0.0%
*   Singulus Technologies AG                                                   103,211      21,699       0.0%
    Sixt SE                                                                     80,910   4,692,600       0.1%
*   SKW Stahl-Metallurgie Holding AG                                            19,751     108,535       0.0%
#*  SMA Solar Technology AG                                                     59,062   3,143,054       0.1%
#*  SMT Scharf AG                                                               18,103     227,966       0.0%
    Softing AG                                                                  21,576     344,785       0.0%
    Software AG                                                                309,788  11,859,451       0.3%
#*  Solarworld AG                                                               13,177     120,817       0.0%
*   Stabilus SA                                                                  7,185     359,151       0.0%
    Stada Arzneimittel AG                                                      277,925  11,816,851       0.3%
    STRATEC Biomedical AG                                                       27,911   1,601,200       0.0%
#   Stroeer SE & Co KGaA                                                       116,515   5,747,820       0.2%
    Suedzucker AG                                                              431,457   7,618,685       0.2%
*   Suess MicroTec AG                                                          105,674   1,124,571       0.0%
    Surteco SE                                                                  23,681     604,273       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                               --------- ------------ ---------------
GERMANY -- (Continued)
#   TAG Immobilien AG                            728,668 $  9,688,682       0.2%
    Takkt AG                                     160,610    3,356,788       0.1%
    Technotrans AG                                32,047      661,198       0.0%
    TLG Immobilien AG                             72,667    1,539,248       0.0%
#*  Tom Tailor Holding AG                        108,631      555,523       0.0%
*   Tomorrow Focus AG                            114,390      340,591       0.0%
    USU Software AG                                3,377       65,320       0.0%
    VERBIO Vereinigte BioEnergie AG              112,806    1,095,856       0.0%
#*  Vossloh AG                                    52,719    3,653,247       0.1%
#   VTG AG                                        80,128    2,488,607       0.1%
#   Wacker Chemie AG                              77,716    7,467,024       0.2%
    Wacker Neuson SE                             113,712    1,926,244       0.1%
    Washtec AG                                    16,215      657,325       0.0%
*   Wincor Nixdorf AG                            158,021    8,648,686       0.2%
#   XING AG                                       15,678    2,976,489       0.1%
    Zeal Network SE                               31,533    1,461,793       0.0%
                                                         ------------      ----
TOTAL GERMANY                                             656,891,648      16.3%
                                                         ------------      ----
GREECE -- (0.0%)
*   Alfa Alfa Energy SA                            3,810           --       0.0%
*   Alysida SA                                     2,376           --       0.0%
*   Atlantic Supermarkets SA                      34,730           --       0.0%
*   Babis Vovos International Construction SA     21,073           --       0.0%
*   Balafas SA                                    15,200           --       0.0%
*   Elektroniki Athinon SA                         7,497          773       0.0%
*   Etma Rayon SA                                 11,242           --       0.0%
*   Informatics SA                                 3,778           --       0.0%
*   Ipirotiki Software & Publications SA          22,110           --       0.0%
*   Lan-Net SA                                    12,688           --       0.0%
*   Neorion Holdings SA                           14,991           --       0.0%
*   Promota Hellas SA                              8,860           --       0.0%
*   T Bank SA                                    228,007           --       0.0%
*   Themeliodomi SA                               37,422           --       0.0%
                                                         ------------      ----
TOTAL GREECE                                                      773       0.0%
                                                         ------------      ----
IRELAND -- (1.7%)
    C&C Group P.L.C.(B010DT8)                    399,607    1,807,221       0.1%
    C&C Group P.L.C.(B011Y09)                  1,077,904    4,854,404       0.1%
    Datalex P.L.C.                                47,003      158,042       0.0%
*   FBD Holdings P.L.C.                          125,728      946,602       0.0%
    Glanbia P.L.C.(0066950)                      700,613   13,298,414       0.3%
    Glanbia P.L.C.(4058629)                       83,878    1,583,206       0.0%
    IFG Group P.L.C.                             302,015      719,243       0.0%
*   Independent News & Media P.L.C.            1,593,163      292,063       0.0%
    Irish Continental Group P.L.C.(BLP5857)      361,886    2,137,227       0.1%
    Irish Continental Group P.L.C.(BLP59W1)      234,200    1,395,191       0.0%
    Kingspan Group P.L.C.                        580,389   15,295,504       0.4%
    Paddy Power Betfair P.L.C.                   142,584   19,162,586       0.5%
    Smurfit Kappa Group P.L.C.                   546,377   14,502,738       0.4%
                                                         ------------      ----
TOTAL IRELAND                                              76,152,441       1.9%
                                                         ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
ISRAEL -- (1.6%)
*   ADO Group, Ltd.                                            22,944 $  295,677       0.0%
#*  Africa Israel Investments, Ltd.                         1,160,746    491,936       0.0%
    Africa Israel Properties, Ltd.                             72,055  1,034,734       0.0%
    Africa Israel Residences, Ltd.                                594     10,536       0.0%
#*  Airport City, Ltd.                                        316,100  3,093,727       0.1%
    Albaad Massuot Yitzhak, Ltd.                                  466      4,803       0.0%
#*  Allot Communications, Ltd.                                103,066    536,635       0.0%
    Alrov Properties and Lodgings, Ltd.                        43,834    972,314       0.0%
    Amot Investments, Ltd.                                    387,692  1,409,168       0.1%
    Arad, Ltd.                                                  1,053      9,082       0.0%
    Ashtrom Properties, Ltd.                                    3,851     12,229       0.0%
*   AudioCodes, Ltd.                                          163,675    691,102       0.0%
    Avgol Industries 1953, Ltd.                               407,132    449,123       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.    380,820    316,694       0.0%
    Bayside Land Corp.                                          3,215  1,116,353       0.0%
    Big Shopping Centers, Ltd.                                 12,817    764,294       0.0%
#*  BioLine RX, Ltd.                                           59,630     57,381       0.0%
#   Blue Square Real Estate, Ltd.                              21,115    739,641       0.0%
    Brack Capital Properties NV                                 5,116    380,887       0.0%
#*  Brainsway, Ltd.                                            39,554    176,290       0.0%
*   Cellcom Israel, Ltd.                                      240,677  1,783,329       0.1%
*   Ceragon Networks, Ltd.                                     95,438    109,673       0.0%
#*  Clal Biotechnology Industries, Ltd.                       174,162    138,842       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  84,865  1,047,893       0.0%
*   Cohen Development & Industrial Buildings, Ltd.              2,564     49,470       0.0%
#*  Compugen, Ltd.                                            183,598  1,256,708       0.0%
    Delek Automotive Systems, Ltd.                            155,451  1,446,598       0.1%
#   Delta-Galil Industries, Ltd.                               45,852  1,261,759       0.0%
    Direct Insurance Financial Investments, Ltd.               60,191    460,872       0.0%
#   El Al Israel Airlines                                     803,092    657,007       0.0%
    Electra, Ltd.                                               8,000  1,048,343       0.0%
*   Elron Electronic Industries, Ltd.                          62,094    280,628       0.0%
*   Equital, Ltd.                                               7,312    125,460       0.0%
#*  Evogene, Ltd.                                              70,559    518,932       0.0%
#   First International Bank Of Israel, Ltd.                  164,901  2,089,140       0.1%
#   FMS Enterprises Migun, Ltd.                                10,489    231,050       0.0%
    Formula Systems 1985, Ltd.                                 39,602  1,269,340       0.0%
#   Fox Wizel, Ltd.                                            17,221    302,705       0.0%
    Frutarom Industries, Ltd.                                 110,103  5,725,241       0.2%
#*  Gilat Satellite Networks, Ltd.                             94,515    414,059       0.0%
    Golf & Co., Ltd.                                            8,832     11,403       0.0%
#*  Hadera Paper, Ltd.                                         10,176    289,907       0.0%
    Harel Insurance Investments & Financial Services, Ltd.    462,997  1,820,621       0.1%
    Hilan, Ltd.                                                18,062    249,124       0.0%
    IDI Insurance Co., Ltd.                                    13,660    710,830       0.0%
#   Industrial Buildings Corp., Ltd.                          475,849    459,953       0.0%
*   Israel Discount Bank, Ltd. Class A                      2,847,609  4,752,502       0.1%
    Israel Land Development Co., Ltd. (The)                    22,310    135,340       0.0%
    Ituran Location and Control, Ltd.                          10,954    233,342       0.0%
*   Jerusalem Oil Exploration                                  41,987  1,758,896       0.1%
#*  Kamada, Ltd.                                              121,949    472,668       0.0%
#*  Kenon Holdings, Ltd.                                       15,336    136,578       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE++   OF NET ASSETS**
                                                          --------- ----------- ---------------
ISRAEL -- (Continued)
    Kerur Holdings, Ltd.                                      2,133 $    39,191       0.0%
    Klil Industries, Ltd.                                       394      25,132       0.0%
    Maabarot Products, Ltd.                                  21,999     336,234       0.0%
    Magic Software Enterprises, Ltd.                         91,003     603,140       0.0%
#   Matrix IT, Ltd.                                         176,473   1,203,236       0.0%
    Maytronics, Ltd.                                        107,947     305,701       0.0%
#*  Mazor Robotics, Ltd.                                    180,104   1,097,099       0.0%
    Meitav DS Investments, Ltd.                              38,130     110,301       0.0%
#   Melisron, Ltd.                                           52,894   2,053,818       0.1%
*   Menora Mivtachim Holdings, Ltd.                         121,401   1,057,859       0.0%
    Migdal Insurance & Financial Holding, Ltd.              369,964     271,584       0.0%
#   Mivtach Shamir Holdings, Ltd.                            22,547     472,275       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                    158,384     808,159       0.0%
    Neto ME Holdings, Ltd.                                    5,411     424,519       0.0%
*   Nova Measuring Instruments, Ltd.                        111,079   1,222,917       0.0%
*   Oil Refineries, Ltd.                                  5,367,932   1,951,274       0.1%
#*  Partner Communications Co., Ltd.                        379,431   1,969,494       0.1%
    Paz Oil Co., Ltd.                                        20,754   3,239,717       0.1%
*   Perion Network, Ltd.                                     16,455      27,968       0.0%
*   Phoenix Holdings, Ltd. (The)                            270,273     698,629       0.0%
#   Plasson Industries, Ltd.                                 13,484     361,383       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.     32,629   1,340,398       0.1%
    Sapiens International Corp. NV                           83,378   1,040,810       0.0%
#   Shikun & Binui, Ltd.                                    928,938   1,775,770       0.1%
    Shufersal, Ltd.                                         369,124   1,252,779       0.0%
*   Space Communication, Ltd.                                17,611     176,807       0.0%
#   Strauss Group, Ltd.                                     121,404   1,946,862       0.1%
*   Summit Real Estate Holdings, Ltd.                        58,613     310,737       0.0%
*   Tower Semiconductor, Ltd.                               228,562   2,663,516       0.1%
*   Union Bank of Israel                                    126,346     462,305       0.0%
                                                                    -----------       ---
TOTAL ISRAEL                                                         73,060,433       1.8%
                                                                    -----------       ---

ITALY -- (8.5%)
*   A.S. Roma SpA                                           100,049      51,643       0.0%
#   A2A SpA                                               6,379,077   9,117,973       0.2%
    ACEA SpA                                                277,652   4,083,980       0.1%
*   Aedes SIIQ SpA                                          691,904     337,796       0.0%
#*  Aeffe SpA                                               167,738     215,435       0.0%
#   Alerion Cleanpower SpA                                  119,152     265,071       0.0%
    Amplifon SpA                                            459,258   4,229,180       0.1%
    Anima Holding SpA                                       690,273   4,902,338       0.1%
    Ansaldo STS SpA                                         567,271   6,886,462       0.2%
*   Arnoldo Mondadori Editore SpA                           694,646     793,544       0.0%
    Ascopiave SpA                                           351,354     960,548       0.0%
#   Astaldi SpA                                             250,433   1,229,381       0.0%
*   Autogrill SpA                                           625,210   5,305,953       0.1%
    Azimut Holding SpA                                      573,550  14,477,174       0.4%
#*  Banca Carige SpA                                      1,893,751   1,553,588       0.1%
    Banca Finnat Euramerica SpA                             616,149     284,072       0.0%
    Banca Generali SpA                                      257,872   7,673,515       0.2%
    Banca IFIS SpA                                          147,336   4,223,420       0.1%
    Banca Mediolanum SpA                                    807,202   6,655,897       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
ITALY -- (Continued)
#*  Banca Monte dei Paschi di Siena SpA          1,988,429 $ 1,611,842       0.1%
    Banca Popolare dell'Emilia Romagna SC        2,548,728  14,944,638       0.4%
#*  Banca Popolare dell'Etruria e del Lazio SC   1,058,027          --       0.0%
    Banca Popolare di Milano Scarl              22,383,595  17,034,516       0.4%
    Banca Popolare di Sondrio SCARL              2,020,211   7,556,300       0.2%
#   Banca Profilo SpA                            1,221,744     317,145       0.0%
#   Banco di Desio e della Brianza SpA             224,677     633,600       0.0%
    Banco Popolare SC                            1,297,814   9,189,579       0.2%
    BasicNet SpA                                   163,532     669,882       0.0%
*   Beghelli SpA                                   403,187     183,317       0.0%
    BI Esse SpA                                     58,289     887,961       0.0%
    Brembo SpA                                     161,253   8,675,704       0.2%
#   Brunello Cucinelli SpA                          97,526   1,914,923       0.1%
    Buzzi Unicem SpA                               409,864   7,785,182       0.2%
#   Cairo Communication SpA                        130,659     728,775       0.0%
*   Caltagirone Editore SpA                          6,277       6,334       0.0%
*   Carraro SpA                                     76,764     123,402       0.0%
    Cembre SpA                                      39,007     609,526       0.0%
    Cementir Holding SpA                           325,211   1,716,913       0.1%
    Cerved Information Solutions SpA               396,222   3,194,191       0.1%
*   CIR-Compagnie Industriali Riunite SpA        1,860,505   2,320,314       0.1%
    Credito Emiliano SpA                           397,014   2,872,384       0.1%
*   Credito Valtellinese SC                      5,732,088   4,488,319       0.1%
#*  d'Amico International Shipping SA              830,428     422,696       0.0%
    Danieli & C Officine Meccaniche SpA             64,484   1,415,426       0.0%
    Datalogic SpA                                  101,262   1,844,630       0.1%
    Davide Campari-Milano SpA                    1,476,589  14,283,967       0.4%
    De' Longhi SpA                                 269,813   6,228,867       0.2%
    DeA Capital SpA                                299,369     447,706       0.0%
    DiaSorin SpA                                   105,633   6,174,922       0.2%
    Ei Towers SpA                                   85,321   5,008,701       0.1%
    El.En. SpA                                      11,798     583,703       0.0%
    Elica SpA                                        4,665      10,419       0.0%
    Engineering SpA                                 25,068   1,897,153       0.1%
    ERG SpA                                        268,637   3,502,242       0.1%
    Esprinet SpA                                   158,082   1,382,825       0.0%
*   Eurotech SpA                                    90,850     154,252       0.0%
    Falck Renewables SpA                           592,587     658,971       0.0%
*   Fincantieri SpA                                559,159     230,881       0.0%
    FinecoBank Banca Fineco SpA                    568,678   4,581,099       0.1%
    FNM SpA                                        627,039     341,619       0.0%
#*  Geox SpA                                       377,829   1,222,603       0.0%
*   Gruppo Editoriale L'Espresso SpA               381,600     408,756       0.0%
#   Gruppo MutuiOnline SpA                          99,336     827,446       0.0%
    Hera SpA                                     2,988,539   9,001,555       0.2%
#*  IMMSI SpA                                    1,202,186     601,078       0.0%
    Industria Macchine Automatiche SpA              59,958   3,499,813       0.1%
*   Intek Group SpA                              1,768,514     461,790       0.0%
    Interpump Group SpA                            353,040   5,094,774       0.1%
    Iren SpA                                     2,540,951   4,705,122       0.1%
    Italcementi SpA                                926,791  10,997,639       0.3%
    Italmobiliare SpA                               45,336   1,975,321       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
ITALY -- (Continued)
*   Juventus Football Club SpA                      1,857,497 $    544,608       0.0%
    La Doria SpA                                       54,136      788,844       0.0%
*   Landi Renzo SpA                                    49,032       28,499       0.0%
#*  Maire Tecnimont SpA                               628,389    1,912,961       0.1%
    MARR SpA                                          169,025    3,443,216       0.1%
    Mediaset SpA                                    3,479,950   15,721,235       0.4%
    Moleskine SpA                                     115,443      266,265       0.0%
    Moncler SpA                                       300,019    4,876,434       0.1%
    Nice SpA                                           71,162      205,354       0.0%
#   Parmalat SpA                                    1,492,162    4,161,705       0.1%
#   Piaggio & C SpA                                   851,089    1,891,640       0.1%
#*  Prelios SpA                                       127,326       13,054       0.0%
#   Prima Industrie SpA                                15,358      193,739       0.0%
    Prysmian SpA                                      991,595   23,459,993       0.6%
#   Recordati SpA                                     474,431   12,072,344       0.3%
*   Reno de Medici SpA                                840,050      339,460       0.0%
    Reply SpA                                          21,983    3,130,397       0.1%
#*  Retelit SpA                                       670,793      500,227       0.0%
*   Richard-Ginori 1735 SpA                             8,489           --       0.0%
#*  Rizzoli Corriere Della Sera Mediagroup SpA      1,025,850      662,191       0.0%
#   Sabaf SpA                                          25,688      301,503       0.0%
    SAES Getters SpA                                   30,068      369,468       0.0%
*   Safilo Group SpA                                  159,815    1,412,251       0.0%
#*  Saipem SpA                                     26,968,903   12,958,676       0.3%
    Salini Impregilo SpA                            1,045,957    4,587,491       0.1%
#   Salvatore Ferragamo SpA                           206,532    4,787,053       0.1%
#*  Saras SpA                                       1,268,265    2,215,261       0.1%
    SAVE SpA                                           85,250    1,314,734       0.0%
    Servizi Italia SpA                                 34,833      138,784       0.0%
#*  Snai SpA                                          117,457       96,866       0.0%
    Societa Cattolica di Assicurazioni SCRL           691,509    4,813,958       0.1%
    Societa Iniziative Autostradali e Servizi SpA     319,349    3,340,143       0.1%
*   Sogefi SpA                                        243,264      444,919       0.0%
    SOL SpA                                           161,050    1,421,047       0.0%
#   Tamburi Investment Partners SpA                   271,633      976,744       0.0%
*   Tiscali SpA                                     9,160,788      566,615       0.0%
#   Tod's SpA                                          64,208    4,448,108       0.1%
#   Trevi Finanziaria Industriale SpA                 351,628      568,108       0.0%
#   TXT e-solutions SpA                                28,342      243,758       0.0%
    Unione di Banche Italiane SpA                   1,418,008    6,027,383       0.2%
    Unipol Gruppo Finanziario SpA                   2,012,503    8,640,341       0.2%
    Vittoria Assicurazioni SpA                        121,004    1,232,673       0.0%
*   Yoox Net-A-Porter Group SpA                       280,998    8,244,723       0.2%
    Zignago Vetro SpA                                 142,878      946,957       0.0%
                                                              ------------       ---
TOTAL ITALY                                                    392,987,423       9.7%
                                                              ------------       ---
NETHERLANDS -- (4.8%)
    Aalberts Industries NV                            558,677   19,172,991       0.5%
    Accell Group                                      131,423    2,785,244       0.1%
    AFC Ajax NV                                        18,134      180,436       0.0%
    AMG Advanced Metallurgical Group NV               155,390    1,693,911       0.0%
    Amsterdam Commodities NV                           92,796    2,504,460       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                    --------- ------------ ---------------
NETHERLANDS -- (Continued)
#   APERAM SA                         270,393 $ 10,644,682       0.3%
#   Arcadis NV                        353,162    6,053,505       0.2%
#   ASM International NV              290,828   11,879,665       0.3%
*   Atag Group NV                       4,630           --       0.0%
    BE Semiconductor Industries NV    162,042    4,881,253       0.1%
    Beter Bed Holding NV               99,987    2,428,157       0.1%
    BinckBank NV                      263,185    1,550,941       0.0%
    Boskalis Westminster              240,661   10,036,292       0.3%
#   Brunel International NV           103,416    2,331,041       0.1%
    Corbion NV                        334,113    8,534,224       0.2%
#   Delta Lloyd NV                  2,607,684   13,302,812       0.3%
*   Fugro NV                          301,565    6,142,274       0.2%
#   Gemalto NV                        171,086   11,120,896       0.3%
#*  Heijmans NV                       105,501      995,207       0.0%
    Hunter Douglas NV                   8,530      429,818       0.0%
    IMCD Group NV                       5,542      224,200       0.0%
    KAS Bank NV                        80,799      840,730       0.0%
    Kendrion NV                        67,325    1,647,685       0.0%
    Koninklijke BAM Groep NV        1,401,173    6,744,501       0.2%
    Koninklijke Vopak NV              222,669   12,106,332       0.3%
    Nederland Apparatenfabriek         27,865      972,661       0.0%
*   OCI NV                            171,738    3,393,557       0.1%
#*  Ordina NV                         866,273    1,313,231       0.0%
*   PostNL NV                       2,511,108   10,991,878       0.3%
    SBM Offshore NV                   936,863   12,548,734       0.3%
    Sligro Food Group NV              132,450    5,280,541       0.1%
#   SNS Reaal NV                      705,718           --       0.0%
    Telegraaf Media Groep NV          170,034      718,572       0.0%
#   TKH Group NV                      216,865    8,574,000       0.2%
*   TNT Express NV                  2,218,089   20,135,316       0.5%
#*  TomTom NV                         575,952    5,247,403       0.1%
    USG People NV                     430,618    8,595,953       0.2%
    Van Lanschot NV                    12,581      267,234       0.0%
    Wessanen                          469,148    4,842,107       0.1%
                                              ------------       ---
TOTAL NETHERLANDS                              221,112,444       5.5%
                                              ------------       ---
NORWAY -- (1.9%)
#   ABG Sundal Collier Holding ASA  1,766,651    1,232,503       0.0%
    AF Gruppen ASA                     18,869      309,353       0.0%
#*  Akastor ASA                       917,989    1,274,803       0.0%
#   Aker ASA Class A                   87,316    1,799,937       0.1%
*   Aker Solutions ASA                 78,860      301,467       0.0%
#   American Shipping Co. ASA         196,875      672,711       0.0%
    Arendals Fossekompani A.S.             90       25,831       0.0%
#   Atea ASA                          330,693    3,102,595       0.1%
    Austevoll Seafood ASA             425,892    3,583,053       0.1%
#*  Axactor AB                      1,589,997      357,420       0.0%
    Bakkafrost P/F                    169,646    6,001,167       0.2%
#*  Biotec Pharmacon ASA              139,685      211,783       0.0%
    Bonheur ASA                        93,826      675,291       0.0%
    Borregaard ASA                    332,651    2,489,785       0.1%
    BW LPG, Ltd.                      240,508    1,445,355       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                            SHARES      VALUE++   OF NET ASSETS**
                                          ----------- ----------- ---------------
NORWAY -- (Continued)
#   BW Offshore, Ltd.                       3,202,396 $   697,882       0.0%
*   Deep Sea Supply P.L.C.                    451,136      58,398       0.0%
#*  Det Norske Oljeselskap ASA                465,731   4,143,632       0.1%
#*  DNO ASA                                 1,539,886   1,769,277       0.1%
*   DOF ASA                                    83,891      44,358       0.0%
    Ekornes ASA                               111,584   1,302,498       0.0%
#*  Electromagnetic GeoServices ASA           164,483       4,683       0.0%
    Farstad Shipping ASA                       63,512     102,354       0.0%
*   Fred Olsen Energy ASA                     124,661     537,123       0.0%
    Frontline, Ltd.                            88,927     737,373       0.0%
    Ganger Rolf ASA                            56,880     326,452       0.0%
    Grieg Seafood ASA                         176,846     873,843       0.0%
#*  Hexagon Composites ASA                    344,201   1,051,395       0.0%
#   Hoegh LNG Holdings Ltd                    183,008   2,136,023       0.1%
*   Kongsberg Automotive ASA                1,995,646   1,617,181       0.1%
#   Kvaerner ASA                            1,616,475   1,603,009       0.1%
#*  Nordic Semiconductor ASA                  580,588   3,376,988       0.1%
#*  Norske Skogindustrier ASA                 709,859     196,414       0.0%
#*  Norwegian Air Shuttle ASA                 149,161   6,871,608       0.2%
*   Norwegian Property ASA                     80,190      89,612       0.0%
#   Ocean Yield ASA                            30,268     204,729       0.0%
*   Odfjell SE Class A                        134,257     532,383       0.0%
#   Olav Thon Eiendomsselskap ASA             115,054   1,985,231       0.1%
    Opera Software ASA                        514,924   4,206,559       0.1%
#   Petroleum Geo-Services ASA                545,070   1,922,044       0.1%
#*  PhotoCure ASA                              52,582     258,147       0.0%
#   Prosafe SE                              1,049,727     632,327       0.0%
#   Protector Forsikring ASA                  111,932   1,094,398       0.0%
#*  Q-Free ASA                                179,836     233,289       0.0%
#*  REC Silicon ASA                        14,281,005   3,127,276       0.1%
    Salmar ASA                                101,001   2,509,550       0.1%
#*  Seadrill, Ltd.                             50,672     243,043       0.0%
    Selvaag Bolig ASA                           8,101      26,354       0.0%
#*  Sevan Marine ASA                          124,800     304,947       0.0%
    Solstad Offshore ASA                       62,524     121,040       0.0%
#*  Songa Offshore                          4,267,071     169,124       0.0%
    SpareBank 1 SMN                           131,684     809,703       0.0%
    SpareBank 1 SR-Bank ASA                   189,181     921,651       0.0%
    Stolt-Nielsen, Ltd.                       119,555   1,581,047       0.0%
*   Storebrand ASA                             15,790      66,874       0.0%
    TGS Nopec Geophysical Co. ASA              30,710     512,354       0.0%
#   Tomra Systems ASA                         647,834   7,525,533       0.2%
#   Veidekke ASA                              383,880   5,266,886       0.1%
#   Wilh Wilhelmsen ASA                       249,256   1,329,193       0.0%
#   Wilh Wilhelmsen Holding ASA Class A        61,068   1,144,518       0.0%
    XXL ASA                                    30,580     369,058       0.0%
                                                      -----------       ---
TOTAL NORWAY                                           88,120,415       2.2%
                                                      -----------       ---
PORTUGAL -- (1.2%)
    Altri SGPS SA                             577,518   2,249,817       0.1%
*   Banco BPI SA                            2,302,313   2,885,265       0.1%
#*  Banco Comercial Portugues SA Class R  315,057,219  13,997,348       0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                      ---------- ----------- ---------------
PORTUGAL -- (Continued)
*   Banco Espirito Santo SA                            4,777,921 $        --       0.0%
    Corticeira Amorim SGPS SA                             56,497     397,367       0.0%
    CTT-Correios de Portugal SA                          466,284   4,311,852       0.1%
    EDP Renovaveis SA                                    633,543   4,938,701       0.1%
    Ibersol SGPS SA                                       20,401     239,841       0.0%
#*  Impresa SGPS SA                                      187,798      73,419       0.0%
#   Mota-Engil SGPS SA                                   604,493   1,251,551       0.0%
#   Navigator Co SA (The)                              2,010,412   7,173,991       0.2%
    NOS SGPS SA                                        1,025,253   7,350,971       0.2%
    Novabase SGPS SA                                      65,729     161,414       0.0%
#   REN--Redes Energeticas Nacionais SGPS SA           1,280,761   3,841,083       0.1%
    Semapa-Sociedade de Investimento e Gestao             38,907     493,159       0.0%
    Sonae Capital SGPS SA                                108,442      84,049       0.0%
*   Sonae Industria SGPS SA                           32,429,684     167,621       0.0%
    Sonae SGPS SA                                      4,447,452   4,939,021       0.1%
    Teixeira Duarte SA                                   710,639     185,358       0.0%
                                                                 -----------       ---
TOTAL PORTUGAL                                                    54,741,828       1.4%
                                                                 -----------       ---
SPAIN -- (5.1%)
    Acciona SA                                           137,766  11,055,926       0.3%
#   Acerinox SA                                          785,298   9,305,150       0.2%
#   Adveo Group International SA                         104,096     547,750       0.0%
    Almirall SA                                          289,516   4,766,037       0.1%
#*  Amper SA(5744228)                                  1,376,346     184,605       0.0%
#   Amper SA(BD6R4N6)                                     20,775       2,783       0.0%
    Applus Services SA                                   268,069   2,480,383       0.1%
#   Atresmedia Corp de Medios de Comunicacion SA         314,885   4,112,254       0.1%
    Azkoyen SA                                            64,022     313,001       0.0%
    Banco Popular Espanol SA                             382,461   1,042,847       0.0%
    Bankinter SA                                         298,301   2,276,871       0.1%
*   Baron de Ley                                          13,454   1,573,409       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                 410,153  13,906,596       0.4%
#*  Caja de Ahorros del Mediterraneo                     116,412          --       0.0%
#*  Cementos Portland Valderrivas SA                      68,410     477,430       0.0%
    Cia de Distribucion Integral Logista Holdings SA      94,013   2,072,875       0.1%
    Cie Automotive SA                                    249,123   4,507,684       0.1%
    Clinica Baviera SA                                     3,698      23,268       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA          8,201   2,664,206       0.1%
*   Deoleo SA                                            897,309     225,878       0.0%
#   Distribuidora Internacional de Alimentacion SA     2,594,077  14,434,384       0.4%
#   Duro Felguera SA                                     249,634     450,321       0.0%
    Ebro Foods SA                                        366,900   8,325,016       0.2%
#*  eDreams ODIGEO SA                                    248,042     677,353       0.0%
    Elecnor SA                                           191,752   1,732,630       0.0%
    Ence Energia y Celulosa SA                         1,137,185   3,290,510       0.1%
*   Ercros SA                                            747,576     529,901       0.0%
    Faes Farma SA                                      1,344,376   4,236,594       0.1%
#   Fluidra SA                                           159,343     702,304       0.0%
#*  Fomento de Construcciones y Contratas SA             948,998   8,261,031       0.2%
    Gamesa Corp. Tecnologica SA                        1,266,922  25,019,115       0.6%
    Grupo Catalana Occidente SA                          198,219   6,288,267       0.2%
#*  Grupo Ezentis SA                                     807,544     389,382       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                               PERCENTAGE
                                                                       SHARES     VALUE++    OF NET ASSETS**
                                                                      --------- ------------ ---------------
SPAIN -- (Continued)
    Iberpapel Gestion SA                                                 36,518 $    770,775       0.0%
#*  Indra Sistemas SA                                                   564,890    6,633,780       0.2%
*   Inmobiliaria Colonial SA                                          8,392,310    6,447,198       0.2%
    Inmobiliaria del Sur SA                                               2,902       29,081       0.0%
#   Laboratorios Farmaceuticos Rovi SA                                   68,607    1,159,173       0.0%
*   Liberbank SA                                                      1,775,702    2,139,155       0.1%
#   Mediaset Espana Comunicacion SA                                     879,043   11,445,889       0.3%
#   Melia Hotels International SA                                       439,152    5,541,233       0.1%
    Miquel y Costas & Miquel SA                                          38,054    1,541,806       0.0%
*   NH Hotel Group SA                                                 1,249,728    6,032,054       0.2%
    Nmas1 Dinamia SA                                                     20,438      183,798       0.0%
#   Obrascon Huarte Lain SA                                             624,563    4,438,729       0.1%
    Papeles y Cartones de Europa SA                                     277,855    1,723,610       0.0%
*   Pescanova SA                                                         68,547           --       0.0%
*   Pharma Mar SA                                                       983,996    3,111,129       0.1%
    Prim SA                                                              39,424      398,152       0.0%
#*  Promotora de Informaciones SA Class A                               265,465    1,882,652       0.1%
#   Prosegur Cia de Seguridad SA                                      1,278,572    7,406,516       0.2%
#*  Quabit Inmobiliaria SA                                            6,377,966      278,131       0.0%
#*  Realia Business SA                                                  755,842      957,226       0.0%
#   Sacyr SA                                                          1,083,278    2,313,717       0.1%
*   Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA     75,494       36,998       0.0%
#*  Solaria Energia y Medio Ambiente SA                                 207,171      161,634       0.0%
#   Tecnicas Reunidas SA                                                162,010    5,461,145       0.1%
*   Tecnocom Telecomunicaciones y Energia SA                            146,125      253,507       0.0%
    Tubacex SA                                                          628,121    1,639,907       0.0%
#   Tubos Reunidos SA                                                   510,636      415,392       0.0%
#   Vidrala SA                                                           80,878    4,819,124       0.1%
    Viscofan SA                                                         229,641   12,900,792       0.3%
*   Vocento SA                                                          231,302      367,276       0.0%
    Zardoya Otis SA                                                     671,651    7,136,954       0.2%
                                                                                ------------       ---
TOTAL SPAIN                                                                      233,502,294       5.8%
                                                                                ------------       ---
SWEDEN -- (7.9%)
    AAK AB                                                              127,270    9,625,528       0.2%
#   Acando AB                                                           340,887      730,162       0.0%
*   AddLife AB(BYZ0FM9)                                                  68,296      863,214       0.0%
    AddLife AB(BYSZWX1)                                                  17,073      215,792       0.0%
    AddNode Group AB                                                     22,737      149,000       0.0%
#   AddTech AB Class B                                                  273,182    3,434,323       0.1%
    AF AB Class B                                                       289,822    4,971,087       0.1%
#*  Anoto Group AB                                                    2,431,411       79,720       0.0%
*   Arcam AB                                                              6,436      140,479       0.0%
*   Arise AB                                                             36,861       72,974       0.0%
#   Atrium Ljungberg AB Class B                                          95,870    1,519,838       0.0%
    Avanza Bank Holding AB                                               95,405    3,751,585       0.1%
#   Axfood AB                                                           302,491    5,608,581       0.1%
    B&B Tools AB Class B                                                112,175    2,257,334       0.1%
*   BE Group AB                                                          26,705        5,513       0.0%
#   Beijer Alma AB                                                      109,736    2,590,952       0.1%
    Beijer Electronics AB                                                53,995      327,037       0.0%
    Beijer Ref AB Class B                                                71,389    1,619,001       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE++   OF NET ASSETS**
                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    Betsson AB                           443,610 $ 6,004,589       0.2%
    Bilia AB Class A                     219,410   5,254,927       0.1%
    BillerudKorsnas AB                   463,510   7,208,190       0.2%
    BioGaia AB Class B                    80,262   2,032,219       0.1%
    Biotage AB                           262,854     881,247       0.0%
    Bjorn Borg AB                         13,429      57,097       0.0%
#   Bulten AB                             78,904     753,871       0.0%
    Bure Equity AB                       316,106   2,757,060       0.1%
    Byggmax Group AB                     293,974   2,381,923       0.1%
#   Castellum AB                         752,169  12,048,649       0.3%
    Catena AB                             53,725     827,242       0.0%
    Cavotec SA                            16,457      46,895       0.0%
    Clas Ohlson AB Class B               174,360   3,520,473       0.1%
    Cloetta AB Class B                 1,128,959   3,799,820       0.1%
    Com Hem Holding AB                   131,853   1,170,317       0.0%
    Concentric AB                        205,043   2,324,136       0.1%
#   Concordia Maritime AB Class B        100,760     201,503       0.0%
    Corem Property Group AB Class B        2,296       8,099       0.0%
    Dios Fastigheter AB                  216,408   1,583,703       0.0%
*   Doro AB                              144,591   1,315,077       0.0%
    Duni AB                              203,817   2,967,979       0.1%
    Dustin Group AB                        8,569      62,704       0.0%
*   East Capital Explorer AB              47,726     362,578       0.0%
#   Elekta AB Class B                  1,531,365  11,199,258       0.3%
*   Eltel AB                              20,976     251,403       0.0%
    Enea AB                               63,008     703,613       0.0%
#*  Eniro AB                           1,790,180     159,401       0.0%
    Fabege AB                            651,224  10,875,019       0.3%
    Fagerhult AB                          61,437   1,432,411       0.0%
*   Fastighets AB Balder                 273,718   6,981,751       0.2%
    Fenix Outdoor International AG         8,198     420,230       0.0%
#*  Fingerprint Cards AB Class B          74,900   4,491,670       0.1%
    Granges AB                            50,028     369,381       0.0%
    Gunnebo AB                           149,602     824,853       0.0%
    Haldex AB                            218,762   1,854,429       0.1%
    Heba Fastighets AB Class B            42,288     580,471       0.0%
    Hemfosa Fastigheter AB               558,822   5,829,617       0.2%
    Hexpol AB                          1,036,985  10,732,168       0.3%
    HIQ International AB                 265,970   1,666,253       0.0%
    HMS Networks AB                        7,040     193,569       0.0%
    Holmen AB Class B                    264,932   9,135,514       0.2%
    Hufvudstaden AB Class A              363,811   5,645,796       0.1%
#   Indutrade AB                         125,845   7,061,108       0.2%
*   Infant Bacterial Therapeutics AB       8,026      61,467       0.0%
    Intrum Justitia AB                   385,511  13,857,731       0.4%
    Inwido AB                            112,532   1,417,719       0.0%
    ITAB Shop Concept AB Class B          11,402     354,303       0.0%
#   JM AB                                384,329  11,117,718       0.3%
    KappAhl AB                           276,407   1,148,449       0.0%
*   Karolinska Development AB Class B     90,079      81,391       0.0%
    Klovern AB Class B                 2,195,171   2,579,793       0.1%
    KNOW IT AB                            53,052     381,880       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                        SHARES     VALUE++   OF NET ASSETS**
                                       --------- ----------- ---------------
SWEDEN -- (Continued)
    Kungsleden AB                        790,576 $ 5,442,008       0.1%
    Lagercrantz Group AB Class B         235,329   2,175,485       0.1%
    Lindab International AB              333,403   2,656,381       0.1%
    Loomis AB Class B                    308,465   8,568,291       0.2%
*   Medivir AB Class B                   112,463     778,633       0.0%
#   Mekonomen AB                         112,051   2,850,423       0.1%
    Modern Times Group MTG AB Class B    264,332   7,936,156       0.2%
    MQ Holding AB                        165,718     825,249       0.0%
    Mycronic AB                          377,276   2,950,449       0.1%
    NCC AB Class A                         9,901     337,843       0.0%
    NCC AB Class B                       107,157   3,665,821       0.1%
    Nederman Holding AB                    4,621     111,971       0.0%
#*  Net Insight AB Class B             1,229,052     965,252       0.0%
#   NetEnt AB                            146,096   9,200,226       0.2%
#   New Wave Group AB Class B            228,803   1,055,068       0.0%
    Nibe Industrier AB Class B           367,650  12,783,663       0.3%
    Nobia AB                             644,291   7,357,708       0.2%
#   Nolato AB Class B                    135,571   3,664,529       0.1%
#   Nordnet AB Class B                   388,808   1,338,668       0.0%
    OEM International AB Class B          44,190     710,147       0.0%
#   Opus Group AB                        794,761     430,370       0.0%
*   Oriflame Holding AG                  138,456   2,787,884       0.1%
    Peab AB                              798,464   6,672,645       0.2%
#   Pricer AB Class B                    768,155     837,405       0.0%
    Proact IT Group AB                    39,943     616,756       0.0%
    Probi AB                               8,661     170,759       0.0%
#*  Qliro Group AB                       377,271     402,459       0.0%
#   Ratos AB Class B                   1,069,160   6,260,157       0.2%
*   RaySearch Laboratories AB             69,336   1,002,377       0.0%
#   Recipharm AB Class B                  52,401     878,362       0.0%
    Rezidor Hotel Group AB               404,430   1,715,185       0.1%
#   Saab AB Class B                      263,513   9,025,921       0.2%
#   Sagax AB Class B                      82,078     711,127       0.0%
#*  SAS AB                               764,131   2,189,553       0.1%
    Scandi Standard AB                   162,945   1,151,817       0.0%
#*  Seamless Distribution AB              16,641      20,032       0.0%
    Sectra AB Class B                     58,461     804,776       0.0%
#   Semcon AB                            100,425     485,995       0.0%
#*  Sensys Gatso Group AB                223,860      70,974       0.0%
    SkiStar AB                           110,113   1,527,240       0.0%
#*  SSAB AB Class A(B17H0S8)           1,028,423   4,333,074       0.1%
*   SSAB AB Class A(BPRBWK4)             189,016     803,670       0.0%
*   SSAB AB Class B(B17H3F6)             622,369   2,160,277       0.1%
*   SSAB AB Class B(BPRBWM6)             515,343   1,795,956       0.1%
#   Sweco AB Class B                     307,843   4,769,614       0.1%
    Swedol AB Class B                     37,176      86,058       0.0%
#   Systemair AB                          48,630     620,303       0.0%
    Thule Group AB (The)                  66,213     953,123       0.0%
    Transcom Worldwide AB                 35,939     280,424       0.0%
    Unibet Group P.L.C.                1,048,368  11,840,487       0.3%
    VBG Group AB Class B                     137       1,909       0.0%
#*  Victoria Park AB Class A              53,347     125,568       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                              PERCENTAGE
                                       SHARES    VALUE++    OF NET ASSETS**
                                       ------- ------------ ---------------
SWEDEN -- (Continued)
    Victoria Park AB Class B           204,272 $    483,890       0.0%
    Vitrolife AB                        70,710    3,467,859       0.1%
    Wallenstam AB Class B              785,619    6,608,208       0.2%
#   Wihlborgs Fastigheter AB           333,847    6,783,130       0.2%
                                               ------------       ---
TOTAL SWEDEN                                    365,190,099       9.0%
                                               ------------       ---
SWITZERLAND -- (11.7%)
*   AFG Arbonia-Forster Holding AG     183,624    2,557,546       0.1%
    Allreal Holding AG                  59,118    8,241,300       0.2%
#   Alpiq Holding AG                    13,713      916,602       0.0%
#   ALSO Holding AG                     15,664    1,114,707       0.0%
    ams AG                             372,640    9,873,783       0.2%
    APG SGA SA                           7,581    3,181,816       0.1%
    Aryzta AG                          189,303    7,363,155       0.2%
    Ascom Holding AG                   212,982    3,490,139       0.1%
    Autoneum Holding AG                 16,300    3,892,956       0.1%
    Bachem Holding AG Class B           23,344    1,558,841       0.0%
    Baloise Holding AG                 183,625   22,761,500       0.6%
    Bank Coop AG                        30,632    1,309,059       0.0%
    Banque Cantonale de Geneve           3,968    1,212,562       0.0%
    Banque Cantonale du Jura SA          4,442      259,822       0.0%
    Banque Cantonale Vaudoise            9,876    6,819,027       0.2%
    Barry Callebaut AG                   1,514    1,781,114       0.0%
#   Basler Kantonalbank                  5,896      424,601       0.0%
    Belimo Holding AG                    2,156    6,165,426       0.2%
    Bell AG                              4,060    1,607,408       0.0%
    Bellevue Group AG                   49,926      736,263       0.0%
#   Berner Kantonalbank AG              22,478    4,608,057       0.1%
    BFW Liegenschaften AG                  620       25,797       0.0%
    BKW AG                              64,177    2,792,228       0.1%
    Bobst Group SA                      44,716    2,443,032       0.1%
#   Bossard Holding AG Class A          32,905    3,577,940       0.1%
    Bucher Industries AG                32,790    7,876,349       0.2%
    Burckhardt Compression Holding AG   11,640    4,148,971       0.1%
    Burkhalter Holding AG               20,988    2,613,346       0.1%
    Calida Holding AG                   25,084      863,120       0.0%
    Carlo Gavazzi Holding AG             1,415      332,163       0.0%
    Cembra Money Bank AG                81,837    5,615,062       0.1%
    Cham Paper Holding AG                1,894      572,680       0.0%
#*  Charles Voegele Holding AG          41,895      268,549       0.0%
*   Cicor Technologies                   5,936      152,847       0.0%
    Cie Financiere Tradition SA          9,458      648,126       0.0%
    Clariant AG                        849,328   16,091,854       0.4%
    Coltene Holding AG                  20,758    1,299,222       0.0%
    Conzzeta AG                          6,093    3,936,768       0.1%
*   Cosmo Pharmaceuticals SA             8,144    1,345,933       0.0%
    Daetwyler Holding AG                37,940    5,644,148       0.1%
    DKSH Holding AG                     91,087    5,961,403       0.2%
    dorma+kaba Holding AG Class B       16,675   10,828,382       0.3%
*   Dufry AG                            95,942   12,646,872       0.3%
    Edmond de Rothschild Suisse SA         152    2,527,359       0.1%
    EFG International AG               295,881    1,849,596       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                PERCENTAGE
                                         SHARES     VALUE++   OF NET ASSETS**
                                        --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Emmi AG                                12,810 $ 7,679,376       0.2%
    Energiedienst Holding AG               68,912   1,630,752       0.0%
    Feintool International Holding AG       7,642     773,390       0.0%
    Flughafen Zuerich AG                   22,078  20,282,315       0.5%
    Forbo Holding AG                        6,853   8,350,067       0.2%
    GAM Holding AG                        925,197  12,087,670       0.3%
    Gategroup Holding AG                  146,738   8,092,389       0.2%
    Georg Fischer AG                       22,511  18,301,967       0.5%
    Gurit Holding AG                        1,979   1,252,921       0.0%
    Helvetia Holding AG                    36,269  19,534,116       0.5%
    HOCHDORF Holding AG                     2,463     491,920       0.0%
    Huber & Suhner AG                      68,604   3,365,582       0.1%
    Implenia AG                            85,074   5,679,927       0.1%
    Inficon Holding AG                      9,382   3,099,808       0.1%
    Interroll Holding AG                    3,127   2,777,526       0.1%
    Intershop Holding AG                    7,425   3,484,266       0.1%
    Jungfraubahn Holding AG                 3,320     353,355       0.0%
    Kardex AG                              36,063   2,910,680       0.1%
    Komax Holding AG                       18,811   4,159,841       0.1%
    Kudelski SA                           195,049   3,328,099       0.1%
*   Kuoni Reisen Holding AG                19,325   7,433,467       0.2%
    LEM Holding SA                          3,773   3,383,558       0.1%
    Liechtensteinische Landesbank AG       27,968   1,157,959       0.0%
*   LifeWatch AG                           10,818     141,114       0.0%
#   Logitech International SA             703,059  10,802,168       0.3%
    Lonza Group AG                         11,914   1,987,115       0.1%
    Luzerner Kantonalbank AG               16,857   7,237,107       0.2%
    MCH Group AG                            1,404      93,395       0.0%
    Metall Zug AG                             866   2,656,450       0.1%
#*  Meyer Burger Technology AG            395,076   1,814,679       0.0%
    Mobilezone Holding AG                 137,467   1,943,346       0.1%
    Mobimo Holding AG                      30,596   7,010,572       0.2%
    OC Oerlikon Corp. AG                  929,429   8,991,378       0.2%
#*  Orascom Development Holding AG         60,240     516,760       0.0%
#*  Orell Fuessli Holding AG                5,028     653,033       0.0%
    Orior AG                               27,189   1,736,946       0.0%
    Panalpina Welttransport Holding AG     63,044   7,375,169       0.2%
*   Parco Industriale e Immobiliare SA        600          --       0.0%
    Phoenix Mecano AG                       2,998   1,472,941       0.0%
*   Plazza AG                               5,852   1,262,897       0.0%
    PSP Swiss Property AG                 201,709  19,453,682       0.5%
    Rieter Holding AG                      17,376   3,601,902       0.1%
    Romande Energie Holding SA              2,625   2,912,055       0.1%
    Schaffner Holding AG                    2,950     646,018       0.0%
*   Schmolz + Bickenbach AG             2,475,132   1,808,454       0.0%
    Schweiter Technologies AG               4,417   4,177,712       0.1%
    SFS Group AG                           12,077     869,748       0.0%
    Siegfried Holding AG                   21,833   4,095,405       0.1%
    St Galler Kantonalbank AG Class A      11,448   4,742,294       0.1%
    Straumann Holding AG                   55,594  19,301,424       0.5%
    Sulzer AG                             122,816  11,211,292       0.3%
    Sunrise Communications Group AG         9,404     575,974       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             PERCENTAGE
                                    SHARES     VALUE++     OF NET ASSETS**
                                    ------- -------------- ---------------
SWITZERLAND -- (Continued)
    Swiss Prime Site AG             222,234 $   19,482,424       0.5%
    Swissquote Group Holding SA      45,894      1,139,374       0.0%
    Tamedia AG                       14,493      2,336,642       0.1%
    Tecan Group AG                   37,394      5,197,759       0.1%
    Temenos Group AG                318,043     16,504,548       0.4%
    Thurgauer Kantonalbank              153         13,636       0.0%
    U-Blox AG                        30,554      6,076,033       0.2%
    Valiant Holding AG               83,882      9,307,928       0.2%
    Valora Holding AG                15,963      3,898,866       0.1%
    Vaudoise Assurances Holding SA    5,091      2,657,418       0.1%
    Vetropack Holding AG                856      1,338,570       0.0%
*   Von Roll Holding AG             250,484        179,880       0.0%
    Vontobel Holding AG             136,975      5,939,757       0.2%
    VP Bank AG                        4,503        439,543       0.0%
#   VZ Holding AG                     8,355      2,599,656       0.1%
    Walliser Kantonalbank            16,716      1,363,095       0.0%
    Walter Meier AG                  22,913        777,462       0.0%
    Ypsomed Holding AG               16,382      2,443,274       0.1%
*   Zehnder Group AG                 57,019      2,412,347       0.1%
    Zug Estates Holding AG Class B      612      1,014,261       0.0%
    Zuger Kantonalbank AG               606      3,120,193       0.1%
                                            --------------      ----
TOTAL SWITZERLAND                              540,882,078      13.4%
                                            --------------      ----
TOTAL COMMON STOCKS                          3,988,069,768      98.8%
                                            --------------      ----

PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
#   Biotest AG                       40,612        737,866       0.0%
#   Draegerwerk AG & Co. KGaA        15,936      1,058,927       0.0%
    Fuchs Petrolub SE               219,110      9,382,454       0.2%
    Jungheinrich AG                  81,837      7,720,978       0.2%
#   Sartorius AG                     26,367      6,515,872       0.2%
    Sixt SE                          40,522      1,774,914       0.1%
    STO SE & Co. KGaA                 5,775        713,222       0.0%
    Villeroy & Boch AG               41,209        640,669       0.0%
                                            --------------      ----
TOTAL GERMANY                                   28,544,902       0.7%
                                            --------------      ----
TOTAL PREFERRED STOCKS                          28,544,902       0.7%
                                            --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights             254,689             --       0.0%
                                            --------------      ----

FRANCE -- (0.0%)
*   GECI International               59,392          8,841       0.0%
                                            --------------      ----

GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16           17,759         19,318       0.0%
                                            --------------      ----

NORWAY -- (0.0%)
*   Norske Skog Rights 6/10/16      136,648             --       0.0%
                                            --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                      SHARES       VALUE++      OF NET ASSETS**
                                                    ---------- ---------------- ---------------
SWEDEN -- (0.0%)
*        ANOTO GROUP AB RIGHT                        2,431,411 $         34,213        0.0%
*        Hemfosa Fastigheter AB Rights 5/10/16         558,822          201,805        0.0%
                                                               ----------------     ------
TOTAL SWEDEN                                                            236,018        0.0%
                                                               ----------------     ------
TOTAL RIGHTS/WARRANTS                                                   264,177        0.0%
                                                               ----------------     ------
TOTAL INVESTMENT SECURITIES                                       4,016,878,847
                                                               ----------------

                                                                   VALUE+
                                                               ----------------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@ DFA Short Term Investment Fund                 50,602,726      585,473,541       14.5%
                                                               ----------------     ------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,924,188,407)             $ 4,602,352,388      114.0%
                                                               ================     ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               ----------   -------------- ------- --------------
Common Stocks
   Austria                             --   $  127,101,646   --    $  127,101,646
   Belgium                             --      173,395,698   --       173,395,698
   Denmark                     $  671,067      198,789,819   --       199,460,886
   Finland                             --      257,868,532   --       257,868,532
   France                          13,601      527,587,529   --       527,601,130
   Germany                             --      656,891,648   --       656,891,648
   Greece                              --              773   --               773
   Ireland                             --       76,152,441   --        76,152,441
   Israel                              --       73,060,433   --        73,060,433
   Italy                               --      392,987,423   --       392,987,423
   Netherlands                         --      221,112,444   --       221,112,444
   Norway                         357,420       87,762,995   --        88,120,415
   Portugal                            --       54,741,828   --        54,741,828
   Spain                           39,781      233,462,513   --       233,502,294
   Sweden                       1,140,473      364,049,626   --       365,190,099
   Switzerland                  7,433,467      533,448,611   --       540,882,078
Preferred Stocks
   Germany                             --       28,544,902   --        28,544,902
Rights/Warrants
   Austria                             --               --   --                --
   France                              --            8,841   --             8,841
   Germany                             --           19,318   --            19,318
   Norway                              --               --   --                --
   Sweden                              --          236,018   --           236,018
Securities Lending Collateral          --      585,473,541   --       585,473,541
                               ----------   --------------   --    --------------
TOTAL                          $9,655,809   $4,592,696,579   --    $4,602,352,388
                               ==========   ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA                                                  855,320 $ 4,822,172       0.1%
    AMBEV SA ADR                                            5,984,451  33,453,081       0.7%
    Banco Bradesco SA                                         932,732   7,618,068       0.2%
    Banco do Brasil SA                                        943,306   6,064,257       0.1%
    Banco Santander Brasil SA                                 479,757   2,589,021       0.1%
    BB Seguridade Participacoes SA                          1,087,473   9,485,844       0.2%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083   9,011,891       0.2%
    Braskem SA Sponsored ADR                                  165,709   2,361,353       0.1%
    BRF SA                                                    577,166   8,256,616       0.2%
    BRF SA ADR                                                539,479   7,671,391       0.2%
    BTG Pactual Group                                          26,800     153,121       0.0%
    CCR SA                                                  1,910,468   8,987,824       0.2%
*   Centrais Eletricas Brasileiras SA                         368,500     834,663       0.0%
    Centrais Eletricas Brasileiras SA ADR                      86,923     323,354       0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     221,442       0.0%
    CETIP SA--Mercados Organizados                            492,000   6,039,759       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo           424,900   3,261,572       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,365,023       0.0%
    Cia Energetica de Minas Gerais                             96,887     199,732       0.0%
    Cia Siderurgica Nacional SA Sponsored ADR                 241,268     911,993       0.0%
    Cielo SA                                                1,506,864  14,677,606       0.3%
    Cosan Logistica SA(BR17H74)                               177,069      42,217       0.0%
*   Cosan Logistica SA(BYYP8M6)                               476,979     110,949       0.0%
    Cosan SA Industria e Comercio                             243,308   2,252,505       0.1%
*   CPFL Energia SA                                           215,566   1,244,162       0.0%
*   CPFL Energia SA ADR                                        65,545     759,011       0.0%
    Embraer SA ADR                                            287,837   6,649,035       0.1%
    Equatorial Energia SA                                      26,800     331,489       0.0%
    Fibria Celulose SA Sponsored ADR                          488,398   4,327,206       0.1%
    Gerdau SA                                                 186,232     306,483       0.0%
    Gerdau SA Sponsored ADR                                   577,984   1,288,904       0.0%
    Hypermarcas SA                                            561,762   4,955,691       0.1%
    Itau Unibanco Holding SA                                  388,933   3,230,883       0.1%
    JBS SA                                                  2,515,848   6,612,856       0.1%
    Klabin SA                                                 996,400   5,049,721       0.1%
    Kroton Educacional SA                                   2,467,259   9,182,501       0.2%
    Lojas Americanas SA                                       297,764     958,421       0.0%
    Lojas Renner SA                                         1,404,820   8,483,859       0.2%
    M Dias Branco SA                                           40,100     930,430       0.0%
    Multiplan Empreendimentos Imobiliarios SA                  85,700   1,468,929       0.0%
    Natura Cosmeticos SA                                      262,650   1,947,394       0.0%
*   Petroleo Brasileiro SA                                  2,305,200   8,894,382       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                    1,005,405   7,751,672       0.2%
    Porto Seguro SA                                           283,513   2,283,437       0.1%
    Raia Drogasil SA                                          388,800   6,222,157       0.1%
    Tim Participacoes SA                                    1,162,813   2,583,090       0.1%
    Tim Participacoes SA ADR                                   63,679     706,200       0.0%
    Tractebel Energia SA                                      250,101   2,774,254       0.1%
    Ultrapar Participacoes SA                                 394,184   8,300,300       0.2%
    Ultrapar Participacoes SA Sponsored ADR                   254,308   5,335,382       0.1%
    Vale SA                                                   398,300   2,280,301       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                               SHARES      VALUE++    OF NET ASSETS**
                                                             ----------- ------------ ---------------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR                                      1,209,916 $  6,860,224       0.2%
    WEG SA                                                       736,650    3,251,391       0.1%
                                                                         ------------       ---
TOTAL BRAZIL                                                              245,685,219       5.4%
                                                                         ------------       ---
CHILE -- (1.5%)
    AES Gener SA                                               4,178,916    2,123,775       0.1%
    Aguas Andinas SA Class A                                   4,491,454    2,607,660       0.1%
    Banco de Chile                                             1,377,643      150,465       0.0%
    Banco de Chile ADR                                            52,624    3,465,817       0.1%
    Banco de Credito e Inversiones                                74,661    3,215,421       0.1%
    Banco Santander Chile ADR                                    258,123    5,007,586       0.1%
    Cencosud SA                                                2,142,959    5,774,088       0.1%
    Cencosud SA ADR                                                1,648       13,547       0.0%
    Cia Cervecerias Unidas SA                                     92,470    1,038,313       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       61,058    1,368,920       0.0%
    Colbun SA                                                 11,492,940    3,125,448       0.1%
    Embotelladora Andina SA Class A ADR                           22,244      420,634       0.0%
    Embotelladora Andina SA Class B ADR                           21,587      441,454       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR            148,697    4,141,212       0.1%
    Empresa Nacional de Telecomunicaciones SA                    107,920      947,021       0.0%
    Empresas CMPC SA                                           2,386,070    5,393,060       0.1%
    Empresas COPEC SA                                            441,781    4,413,627       0.1%
    Endesa Americas SA ADR                                       148,697    2,101,089       0.0%
    Enersis Americas SA Sponsored ADR                            610,581    5,226,573       0.1%
    Enersis Chile SA ADR                                         610,581    3,889,401       0.1%
    Inversiones Aguas Metropolitanas SA                          343,821      556,311       0.0%
    Itau CorpBanca(45033E105)                                     30,902      419,031       0.0%
    Itau CorpBanca(BYT25P4)                                  302,429,974    2,755,172       0.1%
*   Latam Airlines Group SA                                        8,686       61,943       0.0%
*   Latam Airlines Group SA Sponsored ADR                        597,796    4,292,175       0.1%
    SACI Falabella                                               707,908    5,363,906       0.1%
    Sigdo Koppers SA                                             120,434      169,644       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    3,206,487       0.1%
                                                                         ------------       ---
TOTAL CHILE                                                                71,689,780       1.6%
                                                                         ------------       ---
CHINA -- (13.6%)
    AAC Technologies Holdings, Inc.                              634,000    4,388,337       0.1%
    Agricultural Bank of China, Ltd. Class H                  18,363,000    6,627,445       0.2%
    Air China, Ltd. Class H                                    1,832,000    1,386,978       0.0%
#*  Alibaba Health Information Technology, Ltd.                1,098,000      737,957       0.0%
#*  Alibaba Pictures Group, Ltd.                               7,240,000    1,691,398       0.0%
*   Aluminum Corp. of China, Ltd. ADR                            107,180      904,599       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                        650,000      217,328       0.0%
#   Angang Steel Co., Ltd. Class H                             1,234,000      580,424       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                         985,500    2,596,859       0.1%
    Anta Sports Products, Ltd.                                   809,000    2,060,708       0.1%
    AviChina Industry & Technology Co., Ltd. Class H           2,186,000    1,523,723       0.0%
    BAIC Motor Corp., Ltd. Class H                                65,500       54,745       0.0%
    Bank of China, Ltd. Class H                               63,274,181   25,619,359       0.6%
    Bank of Communications Co., Ltd. Class H                   6,226,515    3,924,369       0.1%
    BBMG Corp. Class H                                         1,016,000      741,218       0.0%
    Beijing Capital International Airport Co., Ltd. Class H    1,372,000    1,477,312       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                                437,972 $ 2,292,625       0.1%
#   Beijing Enterprises Water Group, Ltd.                           2,788,000   1,662,862       0.0%
    Belle International Holdings, Ltd.                              7,315,000   4,461,097       0.1%
    Brilliance China Automotive Holdings, Ltd.                      1,976,000   1,951,553       0.0%
#*  Byd Co., Ltd. Class H                                             358,886   2,098,800       0.1%
    CGN Power Co., Ltd. Class H                                     3,781,000   1,211,353       0.0%
    China Cinda Asset Management Co., Ltd. Class H                  5,921,000   1,938,916       0.0%
*   China CITIC Bank Corp., Ltd. Class H                            4,384,928   2,755,648       0.1%
#   China Coal Energy Co., Ltd. Class H                             3,038,777   1,442,695       0.0%
    China Communications Construction Co., Ltd. Class H             3,529,000   4,235,982       0.1%
    China Conch Venture Holdings, Ltd.                                283,500     575,074       0.0%
    China Construction Bank Corp. Class H                          69,620,590  44,217,920       1.0%
#*  China COSCO Holdings Co., Ltd. Class H                          1,197,000     465,831       0.0%
*   China Eastern Airlines Corp., Ltd. ADR                              2,200      58,080       0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                      1,734,000     947,984       0.0%
    China Everbright Bank Co., Ltd. Class H                         4,802,000   2,165,125       0.1%
    China Everbright International, Ltd.                            2,508,000   2,817,438       0.1%
    China Everbright, Ltd.                                            474,000     933,273       0.0%
    China Galaxy Securities Co., Ltd. Class H                       2,798,000   2,454,098       0.1%
#   China Gas Holdings, Ltd.                                        1,362,000   1,969,870       0.1%
#   China Hongqiao Group, Ltd.                                      2,120,000   1,551,669       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                          2,347,000     873,153       0.0%
    China International Marine Containers Group Co., Ltd. Class H     420,200     657,899       0.0%
    China Life Insurance Co., Ltd. ADR                                849,036   9,772,404       0.2%
    China Longyuan Power Group Corp., Ltd. Class H                  3,194,000   2,201,563       0.1%
    China Machinery Engineering Corp. Class H                         180,000     122,060       0.0%
    China Mengniu Dairy Co., Ltd.                                   1,984,000   3,355,184       0.1%
    China Merchants Bank Co., Ltd. Class H                          3,120,554   6,843,978       0.2%
    China Merchants Holdings International Co., Ltd.                1,141,348   3,392,802       0.1%
    China Minsheng Banking Corp., Ltd. Class H                      4,658,500   4,369,714       0.1%
    China Mobile, Ltd.                                                164,000   1,882,845       0.0%
    China Mobile, Ltd. Sponsored ADR                                  918,178  52,813,599       1.2%
    China Molybdenum Co., Ltd. Class H                              1,392,966     233,451       0.0%
#   China Oilfield Services, Ltd. Class H                           1,632,000   1,419,959       0.0%
    China Overseas Land & Investment, Ltd.                          3,626,000  11,509,888       0.3%
#*  China Overseas Property Holdings, Ltd.                          1,459,999     204,010       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                 1,547,400   5,425,870       0.1%
    China Petroleum & Chemical Corp. ADR                              132,615   9,385,142       0.2%
    China Petroleum & Chemical Corp. Class H                        5,394,800   3,808,506       0.1%
    China Power International Development, Ltd.                     3,319,000   1,416,612       0.0%
    China Railway Construction Corp., Ltd. Class H                  1,572,000   2,000,485       0.1%
    China Railway Group, Ltd. Class H                               3,186,000   2,521,811       0.1%
    China Resources Beer Holdings Company, Ltd.                       868,710   1,904,441       0.0%
    China Resources Gas Group, Ltd.                                   690,000   1,952,590       0.0%
    China Resources Land, Ltd.                                      3,234,666   7,938,272       0.2%
    China Resources Power Holdings Co., Ltd.                        1,954,517   3,296,900       0.1%
    China Shenhua Energy Co., Ltd. Class H                          1,817,000   3,064,198       0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                2,324,000     533,511       0.0%
#   China Shipping Development Co., Ltd. Class H                    1,056,000     751,180       0.0%
    China Southern Airlines Co., Ltd. Class H                       2,638,000   1,654,138       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                    14,306     441,340       0.0%
    China State Construction International Holdings, Ltd.             976,000   1,517,811       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd.                       1,501,906 $ 3,056,652       0.1%
    China Telecom Corp., Ltd. ADR                                       56,720   2,815,581       0.1%
    China Telecom Corp., Ltd. Class H                                4,088,000   2,029,073       0.1%
    China Unicom Hong Kong, Ltd.                                     8,124,000   9,507,420       0.2%
    China Unicom Hong Kong, Ltd. ADR                                   589,865   6,901,420       0.2%
    China Vanke Co., Ltd. Class H                                    1,624,300   4,066,804       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                3,597,000   1,895,133       0.0%
    CITIC Securities Co., Ltd. Class H                               2,805,000   6,164,772       0.1%
    CITIC, Ltd.                                                      5,705,000   8,319,570       0.2%
    CNOOC, Ltd.                                                      5,051,000   6,239,603       0.1%
    CNOOC, Ltd. Sponsored ADR                                          127,716  15,763,986       0.4%
    Cosco Pacific, Ltd.                                              1,779,804   1,892,692       0.0%
    Country Garden Holdings Co., Ltd.                                8,308,686   3,267,695       0.1%
    CRRC Corp, Ltd. Class H                                          1,865,000   1,814,784       0.0%
    CSPC Pharmaceutical Group, Ltd.                                  2,312,000   2,045,929       0.1%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H        96,000     148,146       0.0%
#   Dalian Port PDA Co., Ltd. Class H                                  504,000     218,818       0.0%
    Datang International Power Generation Co., Ltd. Class H          2,866,000     814,209       0.0%
#   Dongfang Electric Corp., Ltd. Class H                              297,600     230,991       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                           3,044,000   3,326,448       0.1%
    ENN Energy Holdings, Ltd.                                          776,000   3,785,047       0.1%
#   Evergrande Real Estate Group, Ltd.                              10,542,000   7,816,909       0.2%
    Far East Horizon, Ltd.                                              87,000      68,947       0.0%
    Fosun International, Ltd.                                        1,706,222   2,357,516       0.1%
*   Fullshare Holdings, Ltd.                                         1,715,000     546,899       0.0%
#   GCL-Poly Energy Holdings, Ltd.                                   5,289,814     788,306       0.0%
    Geely Automobile Holdings, Ltd.                                  4,345,000   2,159,863       0.1%
    Great Wall Motor Co., Ltd. Class H                               3,076,500   2,314,416       0.1%
    Guangdong Investment, Ltd.                                       2,834,000   4,001,781       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                           27,717     706,784       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                       974,259   1,134,664       0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H      98,000     207,349       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                       1,787,600   2,497,431       0.1%
    Haier Electronics Group Co., Ltd.                                1,155,000   1,939,856       0.0%
    Haitong Securities Co., Ltd. Class H                             2,064,000   3,411,004       0.1%
*   Hanergy Thin Film Power Group, Ltd.                              5,416,000     150,340       0.0%
    Hengan International Group Co., Ltd.                               647,000   5,796,997       0.1%
    Huadian Power International Corp., Ltd. Class H                  1,628,000     836,878       0.0%
    Huaneng Power International, Inc. Class H                        1,516,000   1,083,241       0.0%
    Huaneng Power International, Inc. Sponsored ADR                     34,452     978,092       0.0%
*   Huatai Securities Co., Ltd. Class H                                239,000     504,756       0.0%
#   Huishang Bank Corp., Ltd. Class H                                1,038,000     500,842       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             71,229,185  38,136,168       0.8%
#   Jiangsu Expressway Co., Ltd. Class H                             1,244,000   1,641,235       0.0%
    Jiangxi Copper Co., Ltd. Class H                                 1,276,000   1,559,525       0.0%
#   Kunlun Energy Co., Ltd.                                          6,128,000   5,319,705       0.1%
    Lenovo Group, Ltd.                                               7,261,278   5,716,403       0.1%
    Longfor Properties Co., Ltd.                                     1,973,500   2,778,794       0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                          1,406,000     323,100       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       1,583,000     475,652       0.0%
    New China Life Insurance Co., Ltd. Class H                         439,800   1,436,519       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H        8,480,000   3,399,499       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
CHINA -- (Continued)
    PetroChina Co., Ltd. ADR                                             125,562 $  9,173,560       0.2%
    PetroChina Co., Ltd. Class H                                       2,090,000    1,529,106       0.0%
    PICC Property & Casualty Co., Ltd. Class H                         3,548,132    6,436,144       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                 4,622,500   21,693,760       0.5%
*   Semiconductor Manufacturing International Corp.                   15,409,000    1,246,951       0.0%
*   Semiconductor Manufacturing International Corp. ADR                    4,792       19,839       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H              788,000      473,056       0.0%
#   Shanghai Electric Group Co., Ltd. Class H                          1,458,000      609,465       0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                292,500      795,051       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                   496,900    1,054,487       0.0%
    Shenzhou International Group Holdings, Ltd.                          373,000    1,925,835       0.0%
    Shimao Property Holdings, Ltd.                                     3,034,871    4,188,622       0.1%
    Sino Biopharmaceutical, Ltd.                                       3,945,000    2,795,444       0.1%
    Sino-Ocean Land Holdings, Ltd.                                     3,854,743    1,728,668       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                          615,000      567,270       0.0%
*   Sinopec Oilfield Service Corp. Class H                             1,818,000      397,174       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                     633,000      311,315       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                 7,418      361,232       0.0%
    Sinopharm Group Co., Ltd. Class H                                  1,224,000    5,231,663       0.1%
#   Sun Art Retail Group, Ltd.                                         2,962,500    2,223,683       0.1%
    Tencent Holdings, Ltd.                                             4,351,400   88,543,644       2.0%
#   Tingyi Cayman Islands Holding Corp.                                2,860,000    3,346,358       0.1%
    Travelsky Technology, Ltd. Class H                                   454,000      843,681       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                   256,000      969,491       0.0%
    Uni-President China Holdings, Ltd.                                   324,000      301,731       0.0%
#   Want Want China Holdings, Ltd.                                     5,137,000    3,933,475       0.1%
#   Weichai Power Co., Ltd. Class H                                      861,400    1,036,612       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H             314,600      518,125       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                718,000      407,790       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                          106,215      596,928       0.0%
    Zhejiang Expressway Co., Ltd. Class H                              1,470,000    1,501,880       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                        351,000    1,997,098       0.1%
#   Zijin Mining Group Co., Ltd. Class H                               3,699,000    1,229,262       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   1,589,400      536,256       0.0%
#   ZTE Corp. Class H                                                    553,285      860,797       0.0%
                                                                                 ------------      ----
TOTAL CHINA                                                                       638,285,665      14.0%
                                                                                 ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                                    77,155      433,892       0.0%
    Banco de Bogota SA                                                    35,006      773,927       0.0%
    Bancolombia SA                                                       331,749    2,969,646       0.1%
    Bancolombia SA Sponsored ADR                                         140,271    5,427,085       0.1%
    Cementos Argos SA                                                    427,348    1,737,181       0.0%
*   Cemex Latam Holdings SA                                              138,849      636,562       0.0%
    Corp. Financiera Colombiana SA(B000C92)                               73,662      997,609       0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                1,012       13,712       0.0%
    Ecopetrol SA                                                       2,771,514    1,376,665       0.0%
    Ecopetrol SA Sponsored ADR                                           220,479    2,191,561       0.1%
    Empresa de Energia de Bogota SA ESP                                1,425,504      925,753       0.0%
    Grupo Argos SA                                                        32,075      211,680       0.0%
    Grupo Aval Acciones y Valores SA ADR                                 112,983      914,032       0.0%
    Grupo de Inversiones Suramericana SA                                 243,024    3,284,466       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo Nutresa SA                                   201,423 $ 1,838,388       0.0%
    Interconexion Electrica SA ESP                     609,290   1,860,793       0.1%
    Isagen SA ESP                                    1,309,791   1,887,426       0.1%
                                                               -----------       ---
TOTAL COLOMBIA                                                  27,480,378       0.6%
                                                               -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                           256,338   5,005,955       0.1%
    Komercni banka A.S.                                 13,396   2,755,159       0.1%
    O2 Czech Republic A.S.                              17,569     178,600       0.0%
    Pegas Nonwovens SA                                   5,839     205,260       0.0%
    Philip Morris CR A.S.                                  689     361,630       0.0%
*   Unipetrol A.S.                                      45,807     370,616       0.0%
                                                               -----------       ---
TOTAL CZECH REPUBLIC                                             8,877,220       0.2%
                                                               -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR      1,260,257   4,706,699       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR        774       1,280       0.0%
*   Global Telecom Holding SAE GDR                     640,757   1,057,645       0.0%
                                                               -----------       ---
TOTAL EGYPT                                                      5,765,624       0.1%
                                                               -----------       ---
GREECE -- (0.3%)
    Aegean Airlines SA                                  38,061     349,203       0.0%
*   Alpha Bank AE                                      105,217     228,620       0.0%
    Athens Water Supply & Sewage Co. SA (The)           31,795     167,587       0.0%
*   Eurobank Ergasias SA                                   331         280       0.0%
    FF Group                                            34,149     703,259       0.0%
*   Hellenic Petroleum SA                              112,224     496,106       0.0%
    Hellenic Telecommunications Organization SA        340,319   3,313,126       0.1%
*   JUMBO SA                                           168,373   2,205,374       0.1%
    Metka SA                                             2,055      15,724       0.0%
    Motor Oil Hellas Corinth Refineries SA              96,253   1,099,057       0.0%
    Mytilineos Holdings SA                               3,958      15,893       0.0%
*   National Bank of Greece SA                         128,189      38,292       0.0%
    OPAP SA                                            278,698   2,106,809       0.1%
*   Piraeus Bank SA                                     20,676       6,126       0.0%
    Public Power Corp. SA                              144,358     479,422       0.0%
    Titan Cement Co. SA                                 61,385   1,400,294       0.0%
                                                               -----------       ---
TOTAL GREECE                                                    12,625,172       0.3%
                                                               -----------       ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.           773,065   1,342,778       0.1%
    MOL Hungarian Oil & Gas P.L.C.                      86,115   5,261,715       0.1%
    OTP Bank P.L.C.                                    218,678   5,794,328       0.1%
    Richter Gedeon Nyrt                                213,864   4,248,532       0.1%
                                                               -----------       ---
TOTAL HUNGARY                                                   16,647,353       0.4%
                                                               -----------       ---
INDIA -- (11.7%)
    ABB India, Ltd.                                     33,317     647,011       0.0%
    ACC, Ltd.                                           64,891   1,407,517       0.0%
    Adani Ports & Special Economic Zone, Ltd.          735,627   2,630,626       0.1%
*   Adani Transmissions, Ltd.                          260,707     123,705       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd.        690,196 $ 1,532,398       0.0%
    Aditya Birla Nuvo, Ltd.                      132,730   1,706,688       0.0%
    Ajanta Pharma, Ltd.                            5,556     126,165       0.0%
    Alembic Pharmaceuticals, Ltd.                 15,209     137,188       0.0%
    Alstom T&D India, Ltd.                        17,621     100,169       0.0%
    Amara Raja Batteries, Ltd.                    79,101   1,143,171       0.0%
    Ambuja Cements, Ltd.                       1,004,466   3,337,685       0.1%
    Apollo Hospitals Enterprise, Ltd.            129,872   2,559,766       0.1%
    Ashok Leyland, Ltd.                        1,234,034   1,990,179       0.0%
    Asian Paints, Ltd.                           474,671   6,204,150       0.1%
    Aurobindo Pharma, Ltd.                       625,132   7,123,941       0.2%
    Axis Bank, Ltd.                            2,058,467  14,584,815       0.3%
    Bajaj Auto, Ltd.                             155,378   5,815,124       0.1%
    Bajaj Finance, Ltd.                           38,219   3,935,619       0.1%
    Bajaj Finserv, Ltd.                           63,353   1,770,879       0.0%
    Bajaj Holdings & Investment, Ltd.             53,068   1,150,286       0.0%
    Bank of Baroda                               910,704   2,156,172       0.1%
    Berger Paints India, Ltd.                    236,486     914,024       0.0%
    Bharat Electronics, Ltd.                      51,903     919,028       0.0%
    Bharat Forge, Ltd.                           240,753   2,892,920       0.1%
    Bharat Heavy Electricals, Ltd.             1,315,511   2,480,981       0.1%
    Bharat Petroleum Corp., Ltd.                 243,122   3,582,313       0.1%
    Bharti Airtel, Ltd.                        1,447,872   7,931,348       0.2%
    Blue Dart Express, Ltd.                        5,432     463,127       0.0%
    Bosch, Ltd.                                    8,365   2,466,727       0.1%
    Britannia Industries, Ltd.                    26,712   1,149,388       0.0%
    Cadila Healthcare, Ltd.                      362,605   1,780,548       0.0%
    Cairn India, Ltd.                            655,103   1,438,109       0.0%
    Castrol India, Ltd.                           38,740     230,447       0.0%
    Cipla, Ltd.                                  567,858   4,593,057       0.1%
    Colgate-Palmolive India, Ltd.                142,544   1,808,593       0.0%
    Container Corp. Of India, Ltd.                55,130   1,123,424       0.0%
    CRISIL, Ltd.                                   6,904     203,407       0.0%
    Cummins India, Ltd.                           94,559   1,257,639       0.0%
    Dabur India, Ltd.                            743,476   3,076,755       0.1%
    Divi's Laboratories, Ltd.                    186,164   2,939,919       0.1%
    DLF, Ltd.                                    371,230     724,101       0.0%
    Dr Reddy's Laboratories, Ltd.                 71,015   3,275,965       0.1%
    Dr Reddy's Laboratories, Ltd. ADR            148,465   6,770,004       0.2%
    Eicher Motors, Ltd.                           20,610   6,191,565       0.1%
    Emami, Ltd.                                   90,332   1,366,823       0.0%
    Exide Industries, Ltd.                       307,619     680,798       0.0%
    GAIL India, Ltd.                             575,655   3,105,784       0.1%
    GAIL India, Ltd. GDR                          28,791     924,482       0.0%
    Gillette India, Ltd.                           3,761     235,272       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.     14,937   1,328,345       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.         13,217     741,595       0.0%
    Glenmark Pharmaceuticals, Ltd.               316,017   3,937,344       0.1%
    Godrej Consumer Products, Ltd.               168,863   3,349,652       0.1%
    Godrej Industries, Ltd.                       48,714     256,549       0.0%
    Grasim Industries, Ltd.                        6,300     387,584       0.0%
    Havells India, Ltd.                          407,089   2,035,264       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
INDIA -- (Continued)
    HCL Technologies, Ltd.                          786,097 $ 8,873,880       0.2%
    HDFC Bank, Ltd.                               1,530,953  25,879,410       0.6%
    Hero MotoCorp, Ltd.                             156,975   6,852,667       0.2%
    Hindalco Industries, Ltd.                     1,549,771   2,239,810       0.1%
    Hindustan Petroleum Corp., Ltd.                 115,630   1,452,133       0.0%
    Hindustan Unilever, Ltd.                      1,148,145  15,033,549       0.3%
    Housing Development Finance Corp., Ltd.         716,490  11,757,987       0.3%
    ICICI Bank, Ltd.                              1,656,257   5,872,043       0.1%
    ICICI Bank, Ltd. Sponsored ADR                1,043,395   7,355,935       0.2%
    Idea Cellular, Ltd.                           2,689,000   4,805,076       0.1%
*   IDFC Bank, Ltd.                                 601,656     430,359       0.0%
    Indiabulls Housing Finance, Ltd.                546,591   5,736,546       0.1%
    Indian Oil Corp., Ltd.                          612,255   3,983,727       0.1%
    IndusInd Bank, Ltd.                             390,301   6,154,722       0.1%
    Infosys, Ltd.                                 1,886,232  34,259,997       0.8%
    Infosys, Ltd. Sponsored ADR                     847,888  15,940,294       0.4%
    ITC, Ltd.                                     3,264,295  16,012,953       0.4%
    JSW Energy, Ltd.                                804,897     813,632       0.0%
    JSW Steel, Ltd.                                 366,359   7,564,170       0.2%
    Kansai Nerolac Paints, Ltd.                       4,919      21,178       0.0%
*   KAYA, Ltd.                                        2,327      30,344       0.0%
    Kotak Mahindra Bank, Ltd.                       494,765   5,333,311       0.1%
    Larsen & Toubro, Ltd.                           363,180   6,838,616       0.2%
    LIC Housing Finance, Ltd.                       847,563   5,901,192       0.1%
    Lupin, Ltd.                                     355,461   8,578,117       0.2%
    Mahindra & Mahindra Financial Services, Ltd.    268,646   1,213,025       0.0%
    Mahindra & Mahindra, Ltd.                       678,651  13,595,934       0.3%
    Marico, Ltd.                                    748,884   2,932,084       0.1%
    Maruti Suzuki India, Ltd.                       138,331   7,896,447       0.2%
    Max Financial Services, Ltd.                     75,452     412,149       0.0%
    MAX India, Ltd.                                  75,452     142,664       0.0%
*   Max Ventures & Industries, Ltd.                  15,090      16,135       0.0%
    Motherson Sumi Systems, Ltd.                    542,274   2,045,189       0.1%
    MRF, Ltd.                                         2,969   1,508,403       0.0%
    Nestle India, Ltd.                               37,106   3,193,513       0.1%
    NHPC, Ltd.                                    2,310,835     718,534       0.0%
    NTPC, Ltd.                                    1,434,092   3,012,621       0.1%
    Oil & Natural Gas Corp., Ltd.                   989,305   3,238,067       0.1%
    Oil India, Ltd.                                 221,777   1,105,960       0.0%
    Oracle Financial Services Software, Ltd.         27,493   1,492,836       0.0%
    Page Industries, Ltd.                             9,049   1,709,551       0.0%
    Petronet LNG, Ltd.                              398,083   1,576,156       0.0%
    Pidilite Industries, Ltd.                       196,824   1,788,262       0.0%
    Piramal Enterprises, Ltd.                        97,504   1,771,013       0.0%
    Power Finance Corp., Ltd.                       773,284   2,080,797       0.1%
    Power Grid Corp. of India, Ltd.               1,556,300   3,360,227       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.     10,286     976,979       0.0%
    Rajesh Exports, Ltd.                            124,035   1,105,732       0.0%
*   Reliance Communications, Ltd.                 3,093,773   2,602,697       0.1%
    Reliance Industries, Ltd.                     1,625,226  23,982,462       0.5%
    Reliance Power, Ltd.                            327,864     250,493       0.0%
    Rural Electrification Corp., Ltd.               756,926   2,026,597       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
INDIA -- (Continued)
    Shree Cement, Ltd.                           10,928 $  2,098,311       0.1%
    Shriram Transport Finance Co., Ltd.         268,934    3,866,760       0.1%
    Siemens, Ltd.                                65,181    1,109,689       0.0%
    State Bank of India                       1,858,229    5,276,368       0.1%
    Sun Pharmaceutical Industries, Ltd.       1,259,691   15,406,140       0.3%
    Sun TV Network, Ltd.                        162,689      910,475       0.0%
    Sundaram Finance, Ltd.                       11,848      225,427       0.0%
    Tata Consultancy Services, Ltd.             720,066   27,544,405       0.6%
*   Tata Motors, Ltd.                         1,818,079   11,124,203       0.2%
*   Tata Motors, Ltd. Sponsored ADR              84,855    2,577,895       0.1%
    Tata Power Co., Ltd.                      2,105,165    2,224,211       0.1%
    Tata Steel, Ltd.                            683,642    3,626,239       0.1%
    Tech Mahindra, Ltd.                         955,950    6,969,725       0.2%
    Titan Co., Ltd.                             329,228    1,762,007       0.0%
    Torrent Pharmaceuticals, Ltd.                94,358    2,034,583       0.0%
    Ultratech Cement, Ltd.                       43,023    2,045,085       0.1%
    United Breweries, Ltd.                       96,720    1,103,910       0.0%
*   United Spirits, Ltd.                         58,173    2,077,249       0.1%
    UPL, Ltd.                                   812,040    6,594,838       0.2%
    Vedanta, Ltd.                             3,139,759    4,901,626       0.1%
    Vedanta, Ltd. ADR                            42,052      264,087       0.0%
    Wipro, Ltd.                                 732,279    6,090,907       0.1%
*   Wockhardt, Ltd.                              44,985      668,412       0.0%
    Yes Bank, Ltd.                              271,196    3,836,307       0.1%
    Zee Entertainment Enterprises, Ltd.         719,876    4,497,965       0.1%
                                                        ------------      ----
TOTAL INDIA                                              549,059,134      12.1%
                                                        ------------      ----
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                      37,523,800    2,068,313       0.0%
    AKR Corporindo Tbk PT                     1,809,000      888,631       0.0%
    Astra Agro Lestari Tbk PT                 1,001,000    1,219,520       0.0%
    Astra International Tbk PT               23,646,410   11,999,477       0.3%
    Bank Central Asia Tbk PT                 15,447,700   15,245,332       0.3%
    Bank Danamon Indonesia Tbk PT             5,763,579    1,435,876       0.0%
    Bank Mandiri Persero Tbk PT              11,092,217    8,063,201       0.2%
    Bank Negara Indonesia Persero Tbk PT     14,471,622    5,010,541       0.1%
*   Bank Pan Indonesia Tbk PT                 4,179,900      248,217       0.0%
    Bank Rakyat Indonesia Persero Tbk PT     15,742,100   12,302,222       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT     690,400      140,103       0.0%
*   Bayan Resources Tbk PT                       79,500       47,937       0.0%
    Bumi Serpong Damai Tbk PT                15,448,500    2,156,616       0.1%
    Charoen Pokphand Indonesia Tbk PT        10,504,800    2,947,274       0.1%
    Ciputra Development Tbk PT               12,854,895    1,209,069       0.0%
    Gudang Garam Tbk PT                         675,500    3,539,947       0.1%
    Holcim Indonesia Tbk PT                     677,000       53,033       0.0%
    Indocement Tunggal Prakarsa Tbk PT        2,000,200    2,979,634       0.1%
    Indofood CBP Sukses Makmur Tbk PT         1,728,400    1,998,083       0.0%
    Indofood Sukses Makmur Tbk PT            11,903,400    6,398,012       0.1%
*   Indosat Tbk PT                            1,720,800      874,124       0.0%
    Jasa Marga Persero Tbk PT                 3,626,900    1,494,476       0.0%
    Kalbe Farma Tbk PT                       32,614,300    3,391,182       0.1%
    Lippo Karawaci Tbk PT                    40,640,200    3,122,564       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT                        1,100,700 $  1,578,253       0.0%
    Mayora Indah Tbk PT                                       862,133    2,303,502       0.1%
    Media Nusantara Citra Tbk PT                           12,992,900    2,302,698       0.1%
*   MNC Sky Vision Tbk PT                                     143,100       14,027       0.0%
    Pakuwon Jati Tbk PT                                    58,500,300    2,317,848       0.1%
*   Panasia Indo Resources Tbk PT                              56,500        3,299       0.0%
    Pembangunan Perumahan Persero Tbk PT                    2,790,800      773,499       0.0%
    Perusahaan Gas Negara Persero Tbk                      13,090,800    2,586,849       0.1%
    Sawit Sumbermas Sarana Tbk PT                           4,401,900      618,603       0.0%
    Semen Indonesia Persero Tbk PT                          6,596,100    4,930,473       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT            1,116,500      249,436       0.0%
    Sumber Alfaria Trijaya Tbk PT                             255,200       11,610       0.0%
    Summarecon Agung Tbk PT                                21,383,500    2,522,848       0.1%
    Surya Citra Media Tbk PT                               10,255,200    2,477,679       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700   10,510,560       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      98,384    5,250,754       0.1%
*   Tower Bersama Infrastructure Tbk PT                     2,884,000    1,292,196       0.0%
*   Trada Maritime Tbk PT                                   1,271,100        4,819       0.0%
    Unilever Indonesia Tbk PT                               2,121,800    6,833,835       0.2%
    United Tractors Tbk PT                                  4,899,996    5,546,916       0.1%
*   Vale Indonesia Tbk PT                                   3,171,900      445,541       0.0%
    Waskita Karya Persero Tbk PT                            6,283,179    1,113,124       0.0%
*   XL Axiata Tbk PT                                        7,703,800    2,052,930       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        144,574,683       3.2%
                                                                      ------------       ---
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd                                            339,500      244,865       0.0%
    Affin Holdings Bhd                                      1,020,700      605,351       0.0%
    Alliance Financial Group Bhd                            2,238,000    2,291,487       0.1%
    AMMB Holdings Bhd                                       5,459,859    6,323,457       0.1%
    Astro Malaysia Holdings Bhd                             2,488,700    1,760,253       0.0%
    Axiata Group Bhd                                        3,812,314    5,506,549       0.1%
    Batu Kawan Bhd                                            105,400      485,278       0.0%
*   Berjaya Land Bhd                                           53,000        9,438       0.0%
    BIMB Holdings Bhd                                       1,143,255    1,125,785       0.0%
    Boustead Holdings Bhd                                     309,086      307,615       0.0%
    British American Tobacco Malaysia Bhd                     212,600    2,495,156       0.1%
*   Bumi Armada Bhd                                         2,858,800      577,221       0.0%
    Bursa Malaysia Bhd                                        394,500      848,683       0.0%
    Cahya Mata Sarawak Bhd                                    669,400      657,147       0.0%
    CIMB Group Holdings Bhd                                 6,394,272    7,630,032       0.2%
    Dialog Group Bhd                                        4,981,118    2,024,203       0.1%
    DiGi.Com Bhd                                            5,805,020    6,532,523       0.1%
    Felda Global Ventures Holdings Bhd                        379,100      140,451       0.0%
    Gamuda Bhd                                              2,395,200    2,910,603       0.1%
    Genting Bhd                                             3,866,300    8,740,308       0.2%
    Genting Malaysia Bhd                                    3,837,600    4,384,715       0.1%
    Genting Plantations Bhd                                   325,000      890,027       0.0%
    HAP Seng Consolidated Bhd                               1,066,700    2,091,852       0.1%
    Hartalega Holdings Bhd                                  1,084,200    1,190,569       0.0%
    Hong Leong Bank Bhd                                     1,040,166    3,580,387       0.1%
    Hong Leong Financial Group Bhd                            744,483    2,843,103       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
MALAYSIA -- (Continued)
    IHH Healthcare Bhd                                         2,243,200 $  3,757,779       0.1%
    IJM Corp. Bhd                                              7,006,462    6,183,559       0.1%
    IOI Corp. Bhd                                              4,711,405    5,319,273       0.1%
    IOI Properties Group Bhd                                   2,347,943    1,453,030       0.0%
    Kuala Lumpur Kepong Bhd                                      504,800    3,088,025       0.1%
*   Kulim Malaysia Bhd                                           548,200      555,716       0.0%
    Lafarge Malaysia Bhd                                         659,480    1,477,754       0.0%
    LPI Capital Bhd                                               25,950      101,711       0.0%
    Magnum Bhd                                                   139,300       86,619       0.0%
    Malayan Banking Bhd                                        5,792,259   13,223,798       0.3%
    Malaysia Airports Holdings Bhd                             1,492,441    2,558,613       0.1%
    Maxis Bhd                                                  2,881,400    4,123,232       0.1%
    MISC Bhd                                                   1,298,098    2,805,948       0.1%
    MMC Corp. Bhd                                              1,978,300    1,063,935       0.0%
    Nestle Malaysia Bhd                                           47,800      917,009       0.0%
    Oriental Holdings Bhd                                         24,100       42,862       0.0%
    Petronas Chemicals Group Bhd                               3,567,800    6,126,161       0.1%
    Petronas Dagangan Bhd                                        367,500    2,242,349       0.1%
    Petronas Gas Bhd                                             890,500    5,006,693       0.1%
    PPB Group Bhd                                                900,800    3,724,511       0.1%
    Public Bank Bhd                                            3,537,614   16,921,955       0.4%
    QL Resources Bhd                                             630,900      705,865       0.0%
    RHB Capital Bhd                                            1,179,179    1,845,635       0.0%
    Sapurakencana Petroleum Bhd                               10,900,700    4,587,737       0.1%
    Sime Darby Bhd                                             3,639,627    7,163,485       0.2%
    SP Setia Bhd Group                                         1,038,380      855,652       0.0%
    Sunway Bhd                                                 1,710,000    1,370,119       0.0%
    Sunway Construction Group Bhd                                182,400       75,578       0.0%
    Telekom Malaysia Bhd                                       1,435,664    2,443,251       0.1%
    Tenaga Nasional Bhd                                        4,375,250   16,072,346       0.4%
    Top Glove Corp. Bhd                                          773,600      981,552       0.0%
    UEM Sunrise Bhd                                            2,331,937      606,926       0.0%
    UMW Holdings Bhd                                           1,515,766    2,542,640       0.1%
    United Plantations Bhd                                        61,000      418,584       0.0%
    Westports Holdings Bhd                                     1,509,000    1,600,249       0.0%
    YTL Corp. Bhd                                             16,425,686    6,555,314       0.1%
    YTL Power International Bhd                                3,177,547    1,219,270       0.0%
                                                                         ------------       ---
TOTAL MALAYSIA                                                            196,021,793       4.3%
                                                                         ------------       ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                8,197,783   15,419,102       0.3%
    America Movil S.A.B. de C.V. Series L                     46,329,297   32,798,740       0.7%
    America Movil S.A.B. de C.V. Series L ADR                     22,528      318,997       0.0%
    Arca Continental S.A.B. de C.V.                              688,801    4,751,442       0.1%
*   Cemex S.A.B. de C.V.                                      10,756,422    7,990,112       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                         1,691,965   12,605,141       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                      510,276    4,448,582       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  36,634    3,197,782       0.1%
*   Corp Interamericana de Entretenimiento SAB de CV Class B       8,726        7,851       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        185,660    2,109,909       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                  1,793,669   16,720,400       0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       39,796    3,709,385       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                             SHARES     VALUE++    OF NET ASSETS**
                                                                           ---------- ------------ ---------------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Class B                                              541,859 $  7,898,295       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                        15,027    1,418,849       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                   469,811    4,436,056       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                         32,867    5,056,259       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                                     2,480,779    7,554,238       0.2%
    Grupo Carso S.A.B. de C.V. Series A1                                      911,747    4,391,631       0.1%
    Grupo Elektra S.A.B. de C.V.                                               86,674    1,629,736       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O                         4,709,628   26,777,401       0.6%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O                         3,529,863    6,918,303       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                3,362,943    6,168,942       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR               84,444      771,818       0.0%
    Grupo Lala S.A.B. de C.V.                                                 964,251    2,578,674       0.1%
    Grupo Mexico S.A.B. de C.V. Series B                                    6,024,993   15,324,560       0.3%
*   Grupo Qumma SA de C.V. Series B                                             1,591           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                                              28,885       39,908       0.0%
    Grupo Televisa S.A.B. Series CPO                                        3,292,769   19,196,248       0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                       132,800    3,881,744       0.1%
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,362,916    3,254,998       0.1%
    Industrias Penoles S.A.B. de C.V.                                         252,581    3,946,099       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                            410,039    1,599,435       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         2,348,560    5,583,148       0.1%
*   La Comer S.A.B. de C.V.                                                   758,975      794,062       0.0%
    Megacable Holdings S.A.B. de C.V.                                          89,863      415,556       0.0%
    Mexichem S.A.B. de C.V.                                                 2,745,879    6,936,259       0.2%
*   Minera Frisco S.A.B. de C.V.                                               91,909       65,868       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,102,476    2,653,558       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                   389,314    4,935,484       0.1%
*   Savia SA Class A                                                          120,000           --       0.0%
*   Telesites SAB de C.V.                                                   1,313,595      809,322       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                       7,054,235   17,434,012       0.4%
                                                                                      ------------       ---
TOTAL MEXICO                                                                           266,547,906       5.8%
                                                                                      ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                  6,659       59,465       0.0%
*   Cia de Minas Buenaventura SAA ADR                                         139,674    1,417,691       0.0%
    Credicorp, Ltd.                                                            76,489   11,123,030       0.3%
    Grana y Montero SAA Sponsored ADR                                          62,484      430,515       0.0%
                                                                                      ------------       ---
TOTAL PERU                                                                              13,030,701       0.3%
                                                                                      ------------       ---
PHILIPPINES -- (1.8%)
    Aboitiz Equity Ventures, Inc.                                           2,259,870    3,194,740       0.1%
    Aboitiz Power Corp.                                                     2,462,500    2,355,745       0.1%
    Alliance Global Group, Inc.                                             7,817,700    2,413,702       0.1%
    Ayala Corp.                                                               284,537    4,673,179       0.1%
    Ayala Land, Inc.                                                        9,207,218    6,793,301       0.1%
    Bank of the Philippine Islands                                          1,179,853    2,276,237       0.0%
    BDO Unibank, Inc.                                                       2,525,651    5,380,521       0.1%
    DMCI Holdings, Inc.                                                     9,941,400    2,639,819       0.1%
    Emperador, Inc.                                                         1,850,900      313,060       0.0%
    Energy Development Corp.                                               26,284,600    3,301,510       0.1%
*   Fwbc Holdings, Inc.                                                     2,006,957           --       0.0%
    Globe Telecom, Inc.                                                        52,815    2,467,410       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    GT Capital Holdings, Inc.                                131,905 $ 3,839,673       0.1%
    International Container Terminal Services, Inc.        1,287,400   1,782,349       0.0%
    JG Summit Holdings, Inc.                               1,717,070   2,978,587       0.1%
    Jollibee Foods Corp.                                     695,840   3,404,066       0.1%
    LT Group, Inc.                                         3,963,600   1,300,207       0.0%
    Manila Electric Co.                                      317,750   2,324,263       0.1%
    Megaworld Corp.                                       23,849,800   1,913,012       0.0%
    Metro Pacific Investments Corp.                       24,178,700   2,991,278       0.1%
    Metropolitan Bank & Trust Co.                            686,545   1,188,852       0.0%
    Philippine Long Distance Telephone Co.                    90,610   3,312,511       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR      50,043   1,846,587       0.0%
*   Philippine National Bank                                 349,148     381,023       0.0%
    Puregold Price Club, Inc.                              1,430,300   1,225,990       0.0%
    Robinsons Land Corp.                                   3,952,800   2,281,399       0.0%
    Robinsons Retail Holdings, Inc.                          360,960     591,690       0.0%
    San Miguel Corp.                                       1,277,170   1,824,181       0.0%
    Security Bank Corp.                                       42,540     154,062       0.0%
    Semirara Mining & Power Corp.                            503,180   1,361,450       0.0%
    SM Investments Corp.                                     188,622   3,789,357       0.1%
    SM Prime Holdings, Inc.                                8,486,110   4,092,156       0.1%
*   Top Frontier Investment Holdings, Inc.                    42,789     127,690       0.0%
    Universal Robina Corp.                                 1,282,840   5,696,604       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     84,216,211       1.8%
                                                                     -----------       ---
POLAND -- (1.6%)
*   Alior Bank SA                                             68,031   1,230,858       0.0%
    Bank Handlowy w Warszawie SA                              41,312     801,317       0.0%
*   Bank Millennium SA                                       981,408   1,285,548       0.0%
    Bank Pekao SA                                            111,545   4,536,223       0.1%
    Bank Zachodni WBK SA                                      50,450   3,508,585       0.1%
    Budimex SA                                                   505      25,802       0.0%
    CCC SA                                                    25,137   1,120,901       0.0%
*   Cyfrowy Polsat SA                                        393,451   2,504,986       0.1%
    Enea SA                                                  317,846     982,673       0.0%
    Energa SA                                                214,565     699,081       0.0%
    Eurocash SA                                              112,176   1,602,748       0.0%
*   Grupa Azoty SA                                            78,276   1,782,620       0.0%
*   Grupa Lotos SA                                           137,497   1,068,996       0.0%
    ING Bank Slaski SA                                        39,521   1,263,275       0.0%
    KGHM Polska Miedz SA                                     408,675   7,967,567       0.2%
    LPP SA                                                     1,578   2,329,407       0.1%
*   mBank SA                                                  26,866   2,269,626       0.1%
    Orange Polska SA                                       1,116,971   1,820,228       0.1%
    PGE Polska Grupa Energetyczna SA                       2,528,965   8,732,650       0.2%
    Polski Koncern Naftowy Orlen SA                          649,675  11,717,192       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA             2,283,734   3,041,826       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA              964,323   6,179,519       0.1%
    Powszechny Zaklad Ubezpieczen SA                         780,760   7,066,840       0.2%
    Synthos SA                                               848,438     904,748       0.0%
    Tauron Polska Energia SA                               2,120,002   1,643,410       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          76,086,626       1.7%
                                                                     -----------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR                 5,279,647 $27,432,935       0.6%
    LUKOIL PJSC ADR                             257,005  10,950,368       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR    197,103     948,222       0.0%
*   Mail.ru Group, Ltd. GDR                      41,223     835,929       0.0%
    MegaFon PJSC GDR                             90,639   1,044,043       0.0%
    MMC Norilsk Nickel PJSC ADR                 406,377   6,005,144       0.1%
    NOVATEK OAO GDR                              41,632   4,017,691       0.1%
    Novolipetsk Steel PJSC GDR                  123,601   1,678,930       0.1%
    Phosagro OAO GDR                             65,933   1,022,504       0.0%
    Ros Agro P.L.C. GDR                          24,028     365,212       0.0%
    Rosneft OAO GDR                             833,683   4,575,342       0.1%
    Rostelecom PJSC Sponsored ADR                78,867     710,271       0.0%
    RusHydro PJSC ADR                         1,329,772   1,357,255       0.0%
    Sberbank of Russia PJSC Sponsored ADR     1,818,206  14,618,609       0.3%
    Severstal PAO GDR                           216,701   2,523,759       0.1%
    Tatneft PAO Sponsored ADR                   266,980   8,416,292       0.2%
    VTB Bank PJSC GDR                         1,308,239   2,810,928       0.1%
                                                        -----------       ---
TOTAL RUSSIA                                             89,313,434       2.0%
                                                        -----------       ---
SOUTH AFRICA -- (8.6%)
*   African Bank Investments, Ltd.              709,671       2,896       0.0%
*   Anglo American Platinum, Ltd.               128,669   3,729,335       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR     1,637,102  26,930,328       0.6%
    Aspen Pharmacare Holdings, Ltd.             447,818  10,564,836       0.2%
    AVI, Ltd.                                   706,767   4,385,146       0.1%
    Barclays Africa Group, Ltd.                 994,882  10,074,399       0.2%
    Bidvest Group, Ltd. (The)                   778,465  19,778,039       0.4%
*   Brait SE                                    207,165   2,317,909       0.1%
    Capitec Bank Holdings, Ltd.                  74,284   3,082,316       0.1%
    Coronation Fund Managers, Ltd.              175,196     910,240       0.0%
    Discovery, Ltd.                             618,693   5,537,324       0.1%
    Distell Group, Ltd.                          70,509     787,935       0.0%
    Exxaro Resources, Ltd.                       89,766     569,726       0.0%
    FirstRand, Ltd.                           4,730,180  15,203,319       0.3%
    Foschini Group, Ltd. (The)                  573,748   6,163,550       0.1%
    Gold Fields, Ltd. Sponsored ADR           2,642,178  12,418,237       0.3%
*   Impala Platinum Holdings, Ltd.              529,779   2,206,250       0.0%
    Imperial Holdings, Ltd.                     618,348   6,461,456       0.1%
    Investec, Ltd.                              841,341   6,495,602       0.1%
*   Kumba Iron Ore, Ltd.                         96,985     788,199       0.0%
    Liberty Holdings, Ltd.                      488,177   4,795,429       0.1%
    Life Healthcare Group Holdings, Ltd.      2,602,500   6,827,139       0.2%
    Mediclinic International P.L.C.             508,102   6,708,540       0.1%
    MMI Holdings, Ltd.                        3,434,229   5,723,342       0.1%
    Mondi, Ltd.                                 273,651   5,268,818       0.1%
    Mr. Price Group, Ltd.                       545,010   6,928,551       0.2%
    MTN Group, Ltd.                           2,516,919  26,348,362       0.6%
    Naspers, Ltd. Class N                       370,571  50,994,756       1.1%
    Nedbank Group, Ltd.                         634,489   8,108,013       0.2%
    Netcare, Ltd.                             2,630,152   6,706,572       0.1%
    Pick n Pay Stores, Ltd.                     473,477   2,456,264       0.1%
    Pioneer Foods Group, Ltd.                   225,369   2,638,631       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    PSG Group, Ltd.                                       140,989 $  1,969,026       0.0%
    Sanlam, Ltd.                                        2,701,304   13,118,521       0.3%
    Santam, Ltd.                                           27,273      450,230       0.0%
*   Sappi, Ltd.                                           935,580    4,057,674       0.1%
    Sasol, Ltd.                                           130,693    4,274,988       0.1%
    Sasol, Ltd. Sponsored ADR                             778,314   25,520,916       0.6%
    Shoprite Holdings, Ltd.                               951,195   11,447,554       0.3%
    Spar Group, Ltd. (The)                                284,382    4,250,330       0.1%
    Standard Bank Group, Ltd.                           1,835,594   16,484,257       0.4%
    Steinhoff International Holdings NV                 3,126,745   19,559,450       0.4%
    Telkom SA SOC, Ltd.                                   838,393    3,342,747       0.1%
    Tiger Brands, Ltd.                                    227,557    5,633,884       0.1%
    Truworths International, Ltd.                         949,415    7,089,479       0.2%
    Tsogo Sun Holdings, Ltd.                              311,671      582,819       0.0%
    Vodacom Group, Ltd.                                   520,334    6,049,893       0.1%
    Woolworths Holdings, Ltd.                           1,765,305   11,367,319       0.3%
                                                                  ------------       ---
TOTAL SOUTH AFRICA                                                 407,110,546       8.9%
                                                                  ------------       ---
SOUTH KOREA -- (14.2%)
    Amorepacific Corp.                                     38,725   13,810,860       0.3%
    AMOREPACIFIC Group                                     35,323    5,185,184       0.1%
    BGF retail Co., Ltd.                                      136       22,126       0.0%
    BNK Financial Group, Inc.                             620,267    5,044,715       0.1%
*   Celltrion, Inc.                                        65,022    5,720,835       0.1%
    Cheil Worldwide, Inc.                                  73,456    1,080,045       0.0%
    CJ CGV Co., Ltd.                                       16,235    1,625,828       0.0%
    CJ CheilJedang Corp.                                   16,081    5,341,682       0.1%
    CJ Corp.                                               27,709    5,185,950       0.1%
    CJ E&M Corp.                                           19,443    1,144,033       0.0%
*   CJ Korea Express Corp.                                  4,508      767,618       0.0%
*   Com2uSCorp                                              8,809      996,618       0.0%
    Coway Co., Ltd.                                        70,382    6,093,512       0.1%
    Daelim Industrial Co., Ltd.                            45,910    3,633,252       0.1%
*   Daewoo Engineering & Construction Co., Ltd.           133,508      740,726       0.0%
    Daewoo Securities Co., Ltd.                           220,071    1,583,849       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    165,407      796,435       0.0%
    DGB Financial Group, Inc.                             246,269    1,977,228       0.1%
    Dongbu Insurance Co., Ltd.                             76,322    4,678,208       0.1%
    Dongsuh Cos Inc.                                       21,475      605,702       0.0%
    Dongwon F&B Co., Ltd.                                     571      147,181       0.0%
#   Dongwon Systems Corp.                                   2,204      152,376       0.0%
#   Doosan Corp.                                           23,998    2,255,548       0.1%
    Doosan Heavy Industries & Construction Co., Ltd.      115,996    2,640,739       0.1%
    E-MART, Inc.                                           23,438    3,764,682       0.1%
    Grand Korea Leisure Co., Ltd.                          38,572      974,783       0.0%
    Green Cross Corp.                                       3,906      590,334       0.0%
    Green Cross Holdings Corp.                             18,294      563,102       0.0%
*   GS Engineering & Construction Corp.                    78,050    2,105,911       0.1%
    GS Holdings Corp.                                      87,075    4,203,714       0.1%
    GS Retail Co., Ltd.                                    21,329      997,965       0.0%
    Hana Financial Group, Inc.                            477,076   10,698,214       0.2%
    Hankook Tire Co., Ltd.                                166,875    7,761,922       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                       ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hanmi Pharm Co., Ltd.                                2,680 $ 1,396,647       0.0%
    Hanmi Science Co., Ltd.                              7,396     877,017       0.0%
    Hanon Systems                                      189,125   1,702,624       0.0%
    Hansae Co., Ltd.                                    20,705     932,722       0.0%
    Hanssem Co., Ltd.                                   12,225   2,042,564       0.1%
    Hanwha Chemical Corp.                              119,694   2,621,091       0.1%
    Hanwha Corp.                                        97,318   3,210,363       0.1%
    Hanwha Life Insurance Co., Ltd.                    395,871   2,316,475       0.1%
    Hanwha Techwin Co., Ltd.                            38,062   1,385,504       0.0%
    Hite Jinro Co., Ltd.                                33,704     825,741       0.0%
    Hotel Shilla Co., Ltd.                              38,111   2,442,979       0.1%
    Hyosung Corp.                                       58,732   6,283,718       0.1%
    Hyundai Department Store Co., Ltd.                  23,924   3,087,103       0.1%
    Hyundai Development Co-Engineering & Construction   52,307   2,304,284       0.1%
*   Hyundai Elevator Co., Ltd.                          10,664     539,203       0.0%
    Hyundai Engineering & Construction Co., Ltd.       140,523   4,922,723       0.1%
    Hyundai Glovis Co., Ltd.                            23,344   3,880,150       0.1%
    Hyundai Greenfood Co., Ltd.                         44,457     776,325       0.0%
*   Hyundai Heavy Industries Co., Ltd.                  68,236   6,903,460       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd.          158,591   4,414,361       0.1%
    Hyundai Mobis Co., Ltd.                             57,294  13,057,395       0.3%
    Hyundai Motor Co.                                  175,874  22,067,187       0.5%
#   Hyundai Securities Co., Ltd.                       227,051   1,405,755       0.0%
    Hyundai Steel Co.                                  164,371   9,015,999       0.2%
    Hyundai Wia Corp.                                   26,227   2,214,554       0.1%
    Industrial Bank of Korea                           468,370   4,978,509       0.1%
    Kakao Corp.                                         13,040   1,147,101       0.0%
    Kangwon Land, Inc.                                  95,731   3,578,592       0.1%
    KB Financial Group, Inc.                           378,420  11,578,551       0.3%
    KB Financial Group, Inc. ADR                       103,883   3,159,082       0.1%
    KB Insurance Co., Ltd.                              68,080   1,848,361       0.0%
    KCC Corp.                                            7,792   2,897,339       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.         27,560   1,822,107       0.0%
    Kia Motors Corp.                                   293,465  12,308,414       0.3%
    Kolon Industries, Inc.                              11,973     733,550       0.0%
#   Korea Aerospace Industries, Ltd.                    49,936   2,957,862       0.1%
    Korea Electric Power Corp.                         220,479  11,976,144       0.3%
    Korea Electric Power Corp. Sponsored ADR            79,658   2,142,800       0.1%
    Korea Gas Corp.                                     40,921   1,480,514       0.0%
    Korea Investment Holdings Co., Ltd.                 60,382   2,428,684       0.1%
    Korea Kolmar Co., Ltd.                              17,594   1,339,141       0.0%
    Korea Zinc Co., Ltd.                                 7,147   3,099,156       0.1%
*   Korean Air Lines Co., Ltd.                          93,709   2,394,203       0.1%
    Korean Reinsurance Co.                              14,728     171,581       0.0%
    KT Corp. Sponsored ADR                              95,200   1,295,672       0.0%
    KT&G Corp.                                         132,438  14,268,223       0.3%
    Kumho Petrochemical Co., Ltd.                       20,929   1,247,294       0.0%
    Kwangju Bank                                         9,543      75,264       0.0%
    LG Chem, Ltd.                                       42,069  10,912,448       0.2%
    LG Corp.                                           105,265   6,273,743       0.1%
    LG Display Co., Ltd.                               363,272   7,561,752       0.2%
    LG Display Co., Ltd. ADR                           808,137   8,283,404       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES    VALUE++    OF NET ASSETS**
                                               ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Electronics, Inc.                       205,019 $ 10,432,372       0.2%
    LG Household & Health Care, Ltd.            11,853   10,436,181       0.2%
    LG Innotek Co., Ltd.                        35,915    2,312,047       0.1%
    LG Uplus Corp.                             539,707    5,294,391       0.1%
*   Loen Entertainment, Inc.                     7,273      492,031       0.0%
    Lotte Chemical Corp.                        15,734    4,013,260       0.1%
    Lotte Chilsung Beverage Co., Ltd.              684    1,182,061       0.0%
    Lotte Shopping Co., Ltd.                    17,857    4,251,467       0.1%
    LS Corp.                                    21,498      952,637       0.0%
    LS Industrial Systems Co., Ltd.              6,817      311,378       0.0%
    Macquarie Korea Infrastructure Fund        447,213    3,323,769       0.1%
    Mando Corp.                                  9,354    1,543,129       0.0%
    Medy-Tox, Inc.                               5,027    1,858,304       0.1%
    Meritz Financial Group, Inc.                34,705      384,191       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.    54,827      775,743       0.0%
    Meritz Securities Co., Ltd.                249,896      786,174       0.0%
    Mirae Asset Securities Co., Ltd.            90,054    1,934,851       0.1%
    Muhak Co., Ltd.                             10,101      284,277       0.0%
    NAVER Corp.                                 33,801   20,032,066       0.4%
    NCSoft Corp.                                12,200    2,444,727       0.1%
    NH Investment & Securities Co., Ltd.       176,033    1,526,425       0.0%
#   NongShim Co., Ltd.                           3,534    1,157,330       0.0%
*   OCI Co., Ltd.                               27,861    2,758,092       0.1%
    Orion Corp.                                  4,535    3,689,590       0.1%
    Ottogi Corp.                                   973      695,468       0.0%
    Paradise Co., Ltd.                          26,633      403,685       0.0%
    POSCO                                       44,452    9,313,365       0.2%
    POSCO ADR                                   87,705    4,562,414       0.1%
    Posco Daewoo Corp.                          68,720    1,486,522       0.0%
    S-1 Corp.                                   14,503    1,182,887       0.0%
#   S-Oil Corp.                                 52,028    3,954,294       0.1%
    Samlip General Foods Co., Ltd.               2,676      498,735       0.0%
    Samsung C&T Corp.                           43,806    5,020,186       0.1%
    Samsung Card Co., Ltd.                      41,989    1,426,873       0.0%
    Samsung Electro-Mechanics Co., Ltd.         94,120    4,284,412       0.1%
    Samsung Electronics Co., Ltd.               97,289  106,028,534       2.3%
    Samsung Electronics Co., Ltd. GDR           52,509   28,672,951       0.6%
    Samsung Fire & Marine Insurance Co., Ltd.   48,145   12,410,969       0.3%
*   Samsung Heavy Industries Co., Ltd.         296,549    2,761,198       0.1%
    Samsung Life Insurance Co., Ltd.            68,654    6,586,119       0.2%
    Samsung SDI Co., Ltd.                       72,952    7,265,240       0.2%
    Samsung SDS Co., Ltd.                        2,556      381,116       0.0%
    Samsung Securities Co., Ltd.                53,061    1,822,329       0.0%
    Samyang Holdings Corp.                       3,274      466,438       0.0%
    Shinhan Financial Group Co., Ltd.          347,482   12,740,756       0.3%
    Shinhan Financial Group Co., Ltd. ADR       86,082    3,147,158       0.1%
    Shinsegae Co., Ltd.                          8,850    1,636,418       0.0%
    SK Chemicals Co., Ltd.                      10,422      663,583       0.0%
    SK Holdings Co., Ltd.                       43,128    8,452,662       0.2%
    SK Hynix, Inc.                             705,494   17,304,220       0.4%
    SK Innovation Co., Ltd.                     54,300    7,333,612       0.2%
    SK Networks Co., Ltd.                      173,269    1,029,148       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd.                            9,917 $  1,800,918       0.0%
    Woori Bank                                    543,488    4,993,586       0.1%
    Woori Bank Sponsored ADR                        1,026       28,292       0.0%
    Young Poong Corp.                                 416      394,434       0.0%
    Youngone Corp.                                 20,576      822,928       0.0%
    Yuhan Corp.                                     4,547    1,161,411       0.0%
                                                          ------------      ----
TOTAL SOUTH KOREA                                          668,385,666      14.7%
                                                          ------------      ----
TAIWAN -- (13.6%)
*   Acer, Inc.                                  5,322,811    1,888,298       0.1%
    Advanced Semiconductor Engineering, Inc.   12,317,929   11,852,744       0.3%
    Advantech Co., Ltd.                           400,254    2,820,889       0.1%
    Airtac International Group                    122,850      811,771       0.0%
    Asia Cement Corp.                           4,279,758    3,807,620       0.1%
    Asustek Computer, Inc.                        956,180    8,382,225       0.2%
    AU Optronics Corp.                         24,425,873    6,989,517       0.2%
    AU Optronics Corp. Sponsored ADR              326,626      914,553       0.0%
    Casetek Holdings, Ltd.                        313,000    1,405,637       0.0%
    Catcher Technology Co., Ltd.                  996,429    6,973,847       0.2%
    Cathay Financial Holding Co., Ltd.          8,176,450    9,155,891       0.2%
    Cathay Real Estate Development Co., Ltd.      309,000      136,774       0.0%
    Chailease Holding Co., Ltd.                 1,710,840    2,863,071       0.1%
    Chang Hwa Commercial Bank, Ltd.             8,362,160    4,359,368       0.1%
    Cheng Shin Rubber Industry Co., Ltd.        2,492,965    5,172,800       0.1%
    Chicony Electronics Co., Ltd.                 996,570    2,387,315       0.1%
*   China Airlines, Ltd.                        8,737,536    2,852,015       0.1%
    China Development Financial Holding Corp.  24,213,121    6,159,304       0.1%
    China Life Insurance Co., Ltd.              5,701,293    4,284,846       0.1%
    China Motor Corp.                             649,000      454,191       0.0%
    China Steel Chemical Corp.                    135,000      450,670       0.0%
    China Steel Corp.                          14,809,932   10,382,839       0.2%
    Chipbond Technology Corp.                   1,422,000    1,886,807       0.0%
    ChipMOS TECHNOLOGIES, Inc.                     21,000       20,290       0.0%
    Chunghwa Telecom Co., Ltd.                  1,608,000    5,428,987       0.1%
    Chunghwa Telecom Co., Ltd. ADR                246,757    8,414,414       0.2%
    Compal Electronics, Inc.                    9,936,541    5,832,633       0.1%
    CTBC Financial Holding Co., Ltd.           17,409,977    8,822,948       0.2%
    CTCI Corp.                                    829,000    1,078,441       0.0%
    Cub Elecparts, Inc.                            15,000      181,261       0.0%
    Delta Electronics, Inc.                     2,347,486   10,873,843       0.2%
    E.Sun Financial Holding Co., Ltd.          10,733,637    5,940,988       0.1%
    Eclat Textile Co., Ltd.                       253,336    2,883,494       0.1%
    Epistar Corp.                               1,764,000    1,129,692       0.0%
    Eternal Materials Co., Ltd.                   703,510      702,897       0.0%
*   Eva Airways Corp.                           5,768,324    2,855,217       0.1%
    Evergreen Marine Corp. Taiwan, Ltd.         3,219,261    1,185,088       0.0%
    Far Eastern Department Stores, Ltd.         1,717,592      919,088       0.0%
    Far Eastern International Bank                707,000      205,153       0.0%
    Far Eastern New Century Corp.               5,821,085    4,347,089       0.1%
    Far EasTone Telecommunications Co., Ltd.    2,601,000    5,865,023       0.1%
    Farglory Land Development Co., Ltd.           644,393      770,710       0.0%
    Feng TAY Enterprise Co., Ltd.                 411,093    1,766,400       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    First Financial Holding Co., Ltd.     17,022,129 $ 8,324,663       0.2%
    Formosa Chemicals & Fibre Corp.        3,034,518   7,732,518       0.2%
    Formosa International Hotels Corp.         1,808      10,950       0.0%
    Formosa Petrochemical Corp.              979,000   2,776,802       0.1%
    Formosa Plastics Corp.                 3,539,153   8,789,518       0.2%
    Formosa Taffeta Co., Ltd.                948,000     867,274       0.0%
    Foxconn Technology Co., Ltd.           1,772,899   3,647,092       0.1%
    Fubon Financial Holding Co., Ltd.      8,611,233  10,430,948       0.2%
    Giant Manufacturing Co., Ltd.            342,506   2,053,642       0.1%
    Gigasolar Materials Corp.                 31,800     527,908       0.0%
    Ginko International Co., Ltd.             45,000     486,817       0.0%
    Gourmet Master Co., Ltd.                  39,000     313,560       0.0%
    Highwealth Construction Corp.          1,880,190   2,818,387       0.1%
    Hiwin Technologies Corp.                 364,711   1,599,483       0.0%
    Hon Hai Precision Industry Co., Ltd.  15,697,867  37,393,311       0.8%
    Hotai Motor Co., Ltd.                    322,000   3,170,790       0.1%
    HTC Corp.                              1,198,235   3,045,658       0.1%
    Hua Nan Financial Holdings Co., Ltd.  11,616,768   5,628,276       0.1%
    Innolux Corp.                         27,802,241   8,580,077       0.2%
*   Inotera Memories, Inc.                 7,543,000   6,826,905       0.2%
    Inventec Corp.                         5,430,551   3,580,737       0.1%
    Kenda Rubber Industrial Co., Ltd.      1,061,149   1,846,088       0.0%
    King Slide Works Co., Ltd.                81,000     958,484       0.0%
    King Yuan Electronics Co., Ltd.        1,471,000   1,294,690       0.0%
    King's Town Bank Co., Ltd.             1,220,000     848,784       0.0%
    Kinsus Interconnect Technology Corp.     683,000   1,319,207       0.0%
    Largan Precision Co., Ltd.               133,860   9,343,972       0.2%
*   LCY Chemical Corp.                       156,123     185,106       0.0%
    Lite-On Technology Corp.               4,872,094   5,917,738       0.1%
    Lung Yen Life Service Corp.              125,000     210,951       0.0%
    Makalot Industrial Co., Ltd.             222,576   1,185,865       0.0%
    MediaTek, Inc.                         1,387,995   9,843,668       0.2%
    Mega Financial Holding Co., Ltd.      12,391,369   8,781,676       0.2%
    Mercuries Life Insurance Co., Ltd.       515,241     247,783       0.0%
    Merida Industry Co., Ltd.                226,287     927,030       0.0%
    Micro-Star International Co., Ltd.       631,000   1,004,308       0.0%
*   Nan Kang Rubber Tire Co., Ltd.            90,780      76,611       0.0%
    Nan Ya Plastics Corp.                  4,192,599   8,193,864       0.2%
    Nanya Technology Corp.                   881,010   1,024,840       0.0%
    Novatek Microelectronics Corp.         1,179,000   4,108,206       0.1%
    PChome Online, Inc.                      103,196   1,090,728       0.0%
    Pegatron Corp.                         4,604,345   9,699,804       0.2%
    Phison Electronics Corp.                 200,000   1,664,250       0.0%
    Pou Chen Corp.                         3,298,487   4,146,471       0.1%
    Powertech Technology, Inc.             2,158,819   4,356,933       0.1%
    Poya International Co., Ltd.              53,000     560,414       0.0%
    President Chain Store Corp.              831,831   5,881,361       0.1%
    Quanta Computer, Inc.                  3,586,000   5,764,016       0.1%
    Radiant Opto-Electronics Corp.           775,170   1,112,514       0.0%
    Realtek Semiconductor Corp.              531,950   1,485,523       0.0%
    Ruentex Development Co., Ltd.          1,036,709   1,165,909       0.0%
    Ruentex Industries, Ltd.                 408,182     568,404       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
    ScinoPharm Taiwan, Ltd.                                        144,467 $    189,434       0.0%
    Shin Kong Financial Holding Co., Ltd.                       15,207,656    3,069,276       0.1%
    Siliconware Precision Industries Co., Ltd.                   2,123,637    3,144,312       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        21,813      157,817       0.0%
    Simplo Technology Co., Ltd.                                    690,000    2,321,742       0.1%
    SinoPac Financial Holdings Co., Ltd.                        17,364,662    5,130,884       0.1%
    St Shine Optical Co., Ltd.                                      11,000      205,396       0.0%
    Standard Foods Corp.                                           420,633    1,018,192       0.0%
    Synnex Technology International Corp.                        1,631,756    1,616,141       0.0%
    Taichung Commercial Bank Co., Ltd.                             157,000       44,440       0.0%
    Tainan Spinning Co., Ltd.                                      320,412      129,425       0.0%
    Taishin Financial Holding Co., Ltd.                         18,266,197    6,890,954       0.2%
*   Taiwan Business Bank                                         7,922,039    2,040,498       0.1%
    Taiwan Cement Corp.                                          6,626,720    6,740,679       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.              12,285,590    5,417,834       0.1%
    Taiwan FamilyMart Co., Ltd.                                     89,000      578,011       0.0%
    Taiwan Fertilizer Co., Ltd.                                  1,415,000    1,920,564       0.1%
*   Taiwan Glass Industry Corp.                                  1,537,253      653,252       0.0%
    Taiwan Mobile Co., Ltd.                                      2,075,300    6,840,920       0.2%
    Taiwan Secom Co., Ltd.                                         362,670    1,020,803       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                25,188,808  115,726,652       2.6%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   1,672,158   39,446,207       0.9%
    Teco Electric and Machinery Co., Ltd.                        3,316,000    2,614,413       0.1%
    Ton Yi Industrial Corp.                                      1,228,000      588,612       0.0%
    Transcend Information, Inc.                                    320,181      898,461       0.0%
    Tripod Technology Corp.                                        713,870    1,305,444       0.0%
    Uni-President Enterprises Corp.                              7,340,033   13,213,443       0.3%
    United Microelectronics Corp.                               38,130,000   14,144,850       0.3%
    Vanguard International Semiconductor Corp.                   1,671,000    2,546,172       0.1%
    Voltronic Power Technology Corp.                                25,000      393,565       0.0%
*   Walsin Lihwa Corp.                                           4,619,000    1,207,142       0.0%
    Wan Hai Lines, Ltd.                                          1,237,800      679,313       0.0%
*   Winbond Electronics Corp.                                    6,597,000    1,708,656       0.0%
    Wintek Corp.                                                   604,760        6,433       0.0%
    Wistron Corp.                                                4,373,281    2,581,725       0.1%
    WPG Holdings, Ltd.                                           3,035,869    3,239,325       0.1%
    Yageo Corp.                                                  1,226,278    1,995,257       0.1%
*   Yang Ming Marine Transport Corp.                             3,045,300      803,221       0.0%
    Yuanta Financial Holding Co., Ltd.                          17,684,806    5,820,629       0.1%
    Yulon Motor Co., Ltd.                                        1,682,000    1,474,757       0.0%
    Zhen Ding Technology Holding, Ltd.                             903,700    1,894,004       0.1%
                                                                           ------------      ----
TOTAL TAIWAN                                                                640,456,017      14.1%
                                                                           ------------      ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                    1,440,700    6,434,274       0.2%
    Airports of Thailand PCL                                       578,400    6,491,062       0.2%
    Bangchak Petroleum PCL (The)                                   765,700      679,551       0.0%
    Bangkok Bank PCL(6077019)                                      271,700    1,291,217       0.0%
    Bangkok Bank PCL(6368360)                                      318,600    1,495,860       0.0%
    Bangkok Dusit Medical Services PCL Class F                   6,818,900    4,646,144       0.1%
    Bangkok Life Assurance PCL                                     653,900      716,051       0.0%
    Banpu PCL                                                    1,740,700      637,875       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                   ---------- ----------- ---------------
THAILAND -- (Continued)
    BEC World PCL                                   1,165,700 $   867,684       0.0%
    Berli Jucker PCL                                1,130,600   1,213,785       0.0%
    Big C Supercenter PCL(6763932)                     24,600     176,066       0.0%
    Big C Supercenter PCL(6368434)                    447,500   3,202,834       0.1%
    Bumrungrad Hospital PCL                           402,600   2,339,760       0.1%
    Central Pattana PCL                             1,779,300   2,687,033       0.1%
    Central Plaza Hotel PCL                         1,046,100   1,153,016       0.0%
    CH Karnchang PCL                                  543,900     393,171       0.0%
    Charoen Pokphand Foods PCL                      3,632,900   2,475,323       0.1%
    CP ALL PCL                                      4,313,700   5,649,922       0.1%
    Delta Electronics Thailand PCL                    656,900   1,354,045       0.0%
    Electricity Generating PCL                        319,300   1,622,552       0.0%
    Energy Absolute PCL                             1,391,300     848,402       0.0%
    Glow Energy PCL                                   826,500   2,094,052       0.1%
    Home Product Center PCL                        10,007,413   2,306,318       0.1%
    Indorama Ventures PCL                           3,391,500   2,767,184       0.1%
    Intouch Holdings PCL                              859,000   1,297,230       0.0%
    IRPC PCL                                       13,474,400   1,967,347       0.1%
*   Italian-Thai Development PCL                    3,103,700     630,869       0.0%
    Kasikornbank PCL(6364766)                         210,900   1,002,273       0.0%
    Kasikornbank PCL(6888794)                       1,146,600   5,481,884       0.1%
    KCE Electronics PCL                               382,700     860,062       0.0%
    Krung Thai Bank PCL                             5,429,887   2,720,384       0.1%
    Land & Houses PCL(6581930)                        790,000     194,503       0.0%
    Land & Houses PCL(6581941)                      2,454,540     593,784       0.0%
    Minor International PCL                         1,746,270   1,862,255       0.1%
    MK Restaurants Group PCL                          421,700     624,763       0.0%
    Pruksa Real Estate PCL                          2,722,600   2,007,070       0.1%
    PTT Exploration & Production PCL(B1359J0)       2,414,655   5,201,912       0.1%
    PTT Exploration & Production PCL(B1359L2)          65,409     140,911       0.0%
    PTT Global Chemical PCL                         1,807,472   3,234,097       0.1%
    PTT PCL                                         1,634,600  14,226,121       0.3%
    Ratchaburi Electricity Generating Holding PCL     824,700   1,192,309       0.0%
    Robinson Department Store PCL                     485,500     715,810       0.0%
    Siam Cement PCL (The)(6609906)                    166,400   2,334,269       0.1%
    Siam Cement PCL (The)(6609928)                    230,100   3,214,681       0.1%
    Siam City Cement PCL                              163,213   1,513,914       0.0%
    Siam Commercial Bank PCL (The)                  1,140,966   4,360,692       0.1%
    Siam Global House PCL                             851,898     270,715       0.0%
*   Singha Estate PCL                               2,331,800     337,120       0.0%
    Sino-Thai Engineering & Construction PCL          788,000     516,610       0.0%
    Srisawad Power 1979 PCL Class F                   251,637     304,371       0.0%
    Supalai PCL                                       577,900     339,163       0.0%
    Thai Oil PCL                                    1,120,300   2,116,799       0.1%
    Thai Union Group PCL Class F                    2,705,940   1,603,577       0.0%
    Thaicom PCL                                       683,600     562,654       0.0%
    Thanachart Capital PCL                          1,044,400   1,039,018       0.0%
    Tipco Asphalt PCL                               1,065,300     750,254       0.0%
    TMB Bank PCL                                   19,741,000   1,288,562       0.0%
    Total Access Communication PCL(B1YWK08)         1,459,300   1,410,002       0.0%
    Total Access Communication PCL(B231MK7)           214,100     206,867       0.0%
    TPI Polene PCL                                 12,385,600     886,459       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                            ---------- -------------- ---------------
THAILAND -- (Continued)
    True Corp. PCL                                          20,695,132 $    4,413,935       0.1%
    TTW PCL                                                  2,370,300        698,943       0.0%
                                                                       --------------      ----
TOTAL THAILAND                                                            125,665,370       2.8%
                                                                       --------------      ----
TURKEY -- (1.9%)
    Akbank TAS                                               2,209,103      6,787,751       0.2%
    Akcansa Cimento A.S.                                        54,101        279,424       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                267,527      2,103,283       0.1%
    Arcelik A.S.                                               540,990      3,632,061       0.1%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  166,671      1,188,517       0.0%
    Aygaz A.S.                                                  23,546         97,015       0.0%
    BIM Birlesik Magazalar A.S.                                342,629      7,540,088       0.2%
    Coca-Cola Icecek A.S.                                      113,782      1,667,976       0.0%
    Enka Insaat ve Sanayi A.S.                                 521,425        905,168       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                    3,425,354      5,713,734       0.1%
    Ford Otomotiv Sanayi A.S.                                  118,255      1,589,711       0.0%
    KOC Holding A.S.                                           683,402      3,570,734       0.1%
*   Migros Ticaret A.S.                                         43,765        305,695       0.0%
*   Petkim Petrokimya Holding A.S.                           1,293,596      1,899,046       0.0%
    Soda Sanayii A.S.                                          177,200        298,116       0.0%
    TAV Havalimanlari Holding A.S.                             282,373      1,645,542       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         212,178      1,678,654       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    261,144      6,887,792       0.2%
*   Turk Hava Yollari AO                                     2,046,901      5,044,538       0.1%
    Turk Telekomunikasyon A.S.                                 699,083      1,688,371       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      25,657        759,790       0.0%
    Turkcell Iletisim Hizmetleri A.S.                        1,142,611      4,944,552       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                       73,838        797,450       0.0%
    Turkiye Garanti Bankasi A.S.                             3,265,633     10,052,320       0.2%
    Turkiye Halk Bankasi A.S.                                1,181,282      4,536,569       0.1%
    Turkiye Is Bankasi Class C                               2,548,532      4,468,452       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                         40,017         25,026       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                     2,530,969      3,535,206       0.1%
    Turkiye Vakiflar Bankasi Tao Class D                     1,445,842      2,551,795       0.1%
    Ulker Biskuvi Sanayi A.S.                                  244,375      1,945,779       0.1%
*   Yapi ve Kredi Bankasi A.S.                               2,464,502      3,768,058       0.1%
                                                                       --------------      ----
TOTAL TURKEY                                                               91,908,213       2.0%
                                                                       --------------      ----
TOTAL COMMON STOCKS                                                     4,379,432,711      96.3%
                                                                       --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                        2,270,614     17,099,339       0.4%
    Braskem SA Class A                                          73,800        526,798       0.0%
    Centrais Eletricas Brasileiras SA Class B                  303,700      1,131,176       0.0%
    Cia Brasileira de Distribuicao                             310,022      4,562,103       0.1%
    Cia Energetica de Minas Gerais                           1,188,324      2,366,801       0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA         380          3,646       0.0%
    Gerdau SA                                                  836,068      1,898,580       0.1%
    Itau Unibanco Holding SA                                 3,924,570     37,508,357       0.8%
    Lojas Americanas SA                                        899,139      4,190,797       0.1%
*   Petroleo Brasileiro SA                                   2,825,761      8,405,186       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
BRAZIL -- (Continued)
*     Petroleo Brasileiro SA Sponsored ADR                              1,440,006 $    8,496,035        0.2%
      Suzano Papel e Celulose SA Class A                                  798,971      3,050,226        0.1%
      Telefonica Brasil SA                                                465,063      5,728,013        0.1%
      Vale SA                                                           1,990,191      9,108,267        0.2%
      Vale SA Sponsored ADR                                               364,278      1,653,822        0.0%
                                                                                  --------------      -----
TOTAL BRAZIL                                                                         105,729,146        2.4%
                                                                                  --------------      -----
CHILE -- (0.0%)
      Embotelladora Andina SA Class B                                     113,824        386,855        0.0%
                                                                                  --------------      -----
COLOMBIA -- (0.1%)
      Banco Davivienda SA                                                 209,529      1,974,156        0.1%
      Bancolombia SA                                                       30,330        288,321        0.0%
      Grupo Argos SA                                                       15,531         95,409        0.0%
      Grupo Aval Acciones y Valores SA                                  4,185,719      1,748,525        0.0%
      Grupo de Inversiones Suramericana SA                                105,209      1,403,432        0.0%
                                                                                  --------------      -----
TOTAL COLOMBIA                                                                         5,509,843        0.1%
                                                                                  --------------      -----
TOTAL PREFERRED STOCKS                                                               111,625,844        2.5%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cia de Transmissao de Energia Eletrica Paulista Rights 05/05/16          96            311        0.0%
                                                                                  --------------      -----
THAILAND -- (0.0%)
*     Banpu Public Co., Ltd. Rights 05/31/16                              870,350        388,705        0.0%
*     True Corp. PCL Rights 06/30/16                                    6,953,001         59,716        0.0%
                                                                                  --------------      -----
TOTAL THAILAND                                                                           448,421        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    448,732        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        4,491,507,287
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   18,338,278    212,173,878        4.7%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,038,294,827)                               $4,703,681,165      103.5%
                                                                                  ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  245,685,219             --   --    $  245,685,219
   Chile                           33,993,926 $   37,695,854   --        71,689,780
   China                          110,692,586    527,593,079   --       638,285,665
   Colombia                        27,466,666         13,712   --        27,480,378
   Czech Republic                          --      8,877,220   --         8,877,220
   Egypt                                   --      5,765,624   --         5,765,624
   Greece                                  --     12,625,172   --        12,625,172
   Hungary                                 --     16,647,353   --        16,647,353
   India                           32,908,215    516,150,919   --       549,059,134
   Indonesia                        5,255,573    139,319,110   --       144,574,683
   Malaysia                                --    196,021,793   --       196,021,793
   Mexico                         266,540,055          7,851   --       266,547,906
   Peru                            13,030,701             --   --        13,030,701
   Philippines                      1,846,587     82,369,624   --        84,216,211
   Poland                                  --     76,086,626   --        76,086,626
   Russia                                  --     89,313,434   --        89,313,434
   South Africa                    71,578,021    335,532,525   --       407,110,546
   South Korea                     22,618,822    645,766,844   --       668,385,666
   Taiwan                          48,932,991    591,523,026   --       640,456,017
   Thailand                       125,665,370             --   --       125,665,370
   Turkey                             797,450     91,110,763   --        91,908,213
Preferred Stocks
   Brazil                         105,725,500          3,646   --       105,729,146
   Chile                                   --        386,855   --           386,855
   Colombia                         5,509,843             --   --         5,509,843
Rights/Warrants
   Brazil                                  --            311   --               311
   Thailand                                --        448,421   --           448,421
Securities Lending Collateral              --    212,173,878   --       212,173,878
Futures Contracts**                 1,130,445             --   --         1,130,445
Forward Currency Contracts**               --            258   --               258
                               -------------- --------------   --    --------------
TOTAL                          $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
*   Viohalco SA                                                         47,201 $    61,671       0.0%
                                                                               -----------       ---
BRAZIL -- (7.2%)
    AES Tiete Energia SA                                             1,826,439   7,498,530       0.2%
    Aliansce Shopping Centers SA                                       821,141   3,674,452       0.1%
    Alupar Investimento SA                                             908,445   3,499,861       0.1%
    Arezzo Industria e Comercio SA                                     474,635   3,346,630       0.1%
*   B2W Cia Digital                                                  1,281,225   5,103,668       0.1%
    BR Malls Participacoes SA                                        5,634,717  27,737,373       0.6%
*   Brasil Brokers Participacoes SA                                  1,993,011   1,060,467       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas               79,900     278,782       0.0%
*   Centrais Eletricas Brasileiras SA                                  714,247   1,617,790       0.0%
    CETIP SA - Mercados Organizados                                    945,300  11,604,439       0.2%
    Cia de Saneamento de Minas Gerais-COPASA                           834,321   5,215,643       0.1%
    Cia Energetica de Minas Gerais                                      34,700      71,534       0.0%
    Cia Hering                                                       1,619,336   6,620,008       0.1%
    Cia Paranaense de Energia                                          139,600     754,573       0.0%
#   Cia Paranaense de Energia Sponsored ADR                            291,900   2,414,013       0.1%
    Cia Siderurgica Nacional SA                                      6,531,808  24,955,428       0.5%
    CVC Brasil Operadora e Agencia de Viagens SA                       238,186   1,315,849       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes          3,156,434   9,425,479       0.2%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes     41,900     118,783       0.0%
    Dimed SA Distribuidora da Medicamentos                               1,100     109,384       0.0%
    Direcional Engenharia SA                                         1,155,409   2,066,080       0.1%
    Duratex SA                                                       4,137,733   9,420,208       0.2%
    EcoRodovias Infraestrutura e Logistica SA                        3,278,707   7,149,903       0.2%
    EDP--Energias do Brasil SA                                       2,848,595  10,601,735       0.2%
    Equatorial Energia SA                                            2,371,958  29,338,691       0.6%
    Estacio Participacoes SA                                         3,477,890  12,003,360       0.2%
    Eternit SA                                                       1,435,078     692,660       0.0%
    Even Construtora e Incorporadora SA                              3,197,888   3,403,146       0.1%
    Ez Tec Empreendimentos e Participacoes SA                          728,026   3,535,085       0.1%
    Fleury SA                                                          946,758   6,876,504       0.1%
    Fras-Le SA                                                          37,875      40,857       0.0%
    GAEC Educacao SA                                                   250,000     762,521       0.0%
    Gafisa SA                                                        2,775,200   1,872,055       0.0%
#   Gafisa SA ADR                                                    1,115,368   1,472,286       0.0%
    Gerdau SA                                                           67,400     110,921       0.0%
#   Gol Linhas Aereas Inteligentes SA ADR                                7,677      54,200       0.0%
    Grendene SA                                                      1,055,417   5,213,792       0.1%
    Guararapes Confeccoes SA                                            87,800   1,480,416       0.0%
    Helbor Empreendimentos SA                                        1,579,693     693,563       0.0%
    Iguatemi Empresa de Shopping Centers SA                            920,237   7,144,095       0.1%
*   Industria de Bebidas Antarctica Polar SA                            23,000          --       0.0%
*   International Meal Co. Alimentacao SA                              598,794     731,245       0.0%
    Iochpe Maxion SA                                                 1,133,484   4,795,287       0.1%
*   JHSF Participacoes SA                                              680,347     292,771       0.0%
*   Joao Fortes Engenharia SA                                           66,552      43,346       0.0%
    JSL SA                                                             685,800   1,838,504       0.0%
    Kepler Weber SA                                                    135,346     622,963       0.0%
    Light SA                                                           769,607   2,304,849       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
BRAZIL -- (Continued)
    Linx SA                                                                         250,812 $  3,449,417       0.1%
    Localiza Rent a Car SA                                                        1,730,775   16,606,985       0.3%
*   Log-in Logistica Intermodal SA                                                  174,150       72,916       0.0%
    LPS Brasil Consultoria de Imoveis SA                                            539,479      470,578       0.0%
    M Dias Branco SA                                                                249,100    5,779,801       0.1%
*   Magnesita Refratarios SA                                                        423,891    1,725,513       0.0%
    Mahle-Metal Leve SA                                                             645,376    4,246,524       0.1%
*   Marfrig Global Foods SA                                                       4,834,229    9,122,380       0.2%
    Marisa Lojas SA                                                                 552,620    1,385,065       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                                    966,926    1,183,618       0.0%
*   Minerva SA                                                                    1,446,269    4,444,883       0.1%
    MRV Engenharia e Participacoes SA                                             4,019,180   14,046,825       0.3%
    Multiplan Empreendimentos Imobiliarios SA                                       592,100   10,148,810       0.2%
    Multiplus SA                                                                    571,584    6,307,076       0.1%
    Odontoprev SA                                                                 3,036,496    9,235,080       0.2%
*   Oi SA                                                                           997,800      249,504       0.0%
*   Paranapanema SA                                                               1,636,856      847,162       0.0%
    Porto Seguro SA                                                                 135,700    1,092,939       0.0%
    Portobello SA                                                                   206,100      149,815       0.0%
*   Prumo Logistica SA                                                              123,070      250,488       0.0%
    QGEP Participacoes SA                                                         1,154,494    1,369,582       0.0%
    Qualicorp SA                                                                  2,859,505   12,388,348       0.3%
*   Restoque Comercio e Confeccoes de Roupas SA                                     862,054    1,055,244       0.0%
    Rodobens Negocios Imobiliarios SA                                               136,138      211,772       0.0%
*   Rumo Logistica Operadora Multimodal SA                                        7,157,474    8,907,171       0.2%
    Santos Brasil Participacoes SA                                                  532,188    2,003,877       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                                    50,159      406,756       0.0%
    Sao Martinho SA                                                                 734,862    9,557,426       0.2%
    Ser Educacional SA                                                              176,100      586,275       0.0%
    SLC Agricola SA                                                                 660,213    2,979,285       0.1%
    Smiles SA                                                                       505,800    5,867,971       0.1%
    Sonae Sierra Brasil SA                                                          278,046    1,390,533       0.0%
    Sul America SA                                                                2,958,965   14,410,891       0.3%
    T4F Entretenimento SA                                                            11,800       26,075       0.0%
    Technos SA                                                                      221,800      316,005       0.0%
    Tecnisa SA                                                                      968,526      780,059       0.0%
*   Tereos Internacional SA                                                           5,892       98,758       0.0%
    Totvs SA                                                                      1,433,226   11,751,684       0.2%
    TPI - Triunfo Participacoes e Investimentos SA                                  264,501      414,527       0.0%
    Transmissora Alianca de Energia Eletrica SA                                   1,918,518   10,911,161       0.2%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)                                 231,190      162,003       0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)                                  42,600       55,739       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
      S.A                                                                           812,887    8,272,456       0.2%
    Via Varejo SA(B7VY430)                                                          205,862      177,774       0.0%
    Via Varejo SA(BGSHPP4)                                                          591,141    1,053,629       0.0%
                                                                                            ------------       ---
TOTAL BRAZIL                                                                                 416,954,109       8.1%
                                                                                            ------------       ---
CHILE -- (1.5%)
    Banmedica SA                                                                  1,745,593    2,956,153       0.1%
    Besalco SA                                                                    2,277,748      781,974       0.0%
    CAP SA                                                                          859,019    3,055,286       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                               SHARES      VALUE++   OF NET ASSETS**
                                                             ----------- ----------- ---------------
CHILE -- (Continued)
    Cementos BIO BIO SA                                          352,724 $   308,406       0.0%
*   Cia Sud Americana de Vapores SA                           77,167,071   1,631,279       0.0%
    Clinica LAS Condes SA                                            349      20,370       0.0%
    Cristalerias de Chile SA                                     130,323     943,064       0.0%
    E.CL SA                                                    5,691,360   9,896,384       0.2%
    Embotelladora Andina SA Class B ADR                           37,519     767,264       0.0%
    Empresa Nacional de Telecomunicaciones SA                    531,638   4,665,235       0.1%
*   Empresas AquaChile SA                                      1,281,212     408,716       0.0%
    Empresas Hites SA                                          1,224,251     528,342       0.0%
*   Empresas La Polar SA                                       6,810,432     336,512       0.0%
    Enjoy SA                                                   1,016,659      82,687       0.0%
    Forus SA                                                     835,481   2,519,443       0.1%
    Gasco SA                                                     234,817   1,826,146       0.1%
    Grupo Security SA                                          2,389,108     734,551       0.0%
    Inversiones Aguas Metropolitanas SA                        4,172,539   6,751,274       0.1%
    Inversiones La Construccion SA                               253,791   2,992,888       0.1%
    Itau CorpBanca(45033E105)                                     16,497     223,699       0.0%
    Itau CorpBanca(BYT25P4)                                  124,912,341   1,137,966       0.0%
*   Latam Airlines Group SA                                      132,719     875,210       0.0%
    Masisa SA                                                 14,224,085     486,863       0.0%
    Multiexport Foods SA                                       3,589,977     768,929       0.0%
    Parque Arauco SA                                           7,790,869  15,148,663       0.3%
    PAZ Corp. SA                                               1,320,749     846,126       0.0%
    Ripley Corp. SA                                            9,264,270   4,549,442       0.1%
    Salfacorp SA                                               2,470,708   1,752,308       0.0%
    Sigdo Koppers SA                                             743,543   1,047,359       0.0%
    Sociedad Matriz SAAM SA                                   35,758,124   2,778,455       0.1%
    Socovesa SA                                                2,895,998     639,890       0.0%
    Sonda SA                                                   2,049,748   4,083,237       0.1%
*   Tech Pack SA                                                 153,812      79,829       0.0%
    Vina Concha y Toro SA                                      5,560,304   9,325,135       0.2%
    Vina Concha y Toro SA Sponsored ADR                            2,025      68,546       0.0%
                                                                         -----------       ---
TOTAL CHILE                                                               85,017,631       1.7%
                                                                         -----------       ---
CHINA -- (12.1%)
    361 Degrees International, Ltd.                            5,384,000   1,927,286       0.0%
    Agile Property Holdings, Ltd.                              9,807,500   5,569,250       0.1%
    Ajisen China Holdings, Ltd.                                3,844,000   1,626,061       0.0%
    AMVIG Holdings, Ltd.                                       2,428,000     999,746       0.0%
    Anhui Expressway Co., Ltd. Class H                         2,770,000   2,209,277       0.1%
#*  Anton Oilfield Services Group                              7,446,000     736,253       0.0%
*   Anxin-China Holdings, Ltd.                                16,347,000     152,155       0.0%
#   Asia Cement China Holdings Corp.                           2,769,000     601,724       0.0%
#*  Asian Citrus Holdings, Ltd.                                2,314,000     169,542       0.0%
    Aupu Group Holding Co., Ltd.                                 100,000      27,005       0.0%
*   Ausnutria Dairy Corp., Ltd.                                  365,000     109,165       0.0%
*   AVIC International Holding HK, Ltd.                        1,578,000     119,407       0.0%
#   AVIC International Holdings, Ltd. Class H                  1,756,000     960,972       0.0%
#   Bank of Chongqing Co., Ltd. Class H                        1,643,500   1,298,230       0.0%
#   Baoxin Auto Group, Ltd.                                    5,324,000   3,368,358       0.1%
    Baoye Group Co., Ltd. Class H                              1,860,000   1,224,597       0.0%
    Beijing Capital International Airport Co., Ltd. Class H    2,974,000   3,202,278       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                               SHARES    VALUE++   OF NET ASSETS**
                                                                             ---------- ---------- ---------------
CHINA -- (Continued)
    Beijing Capital Land, Ltd. Class H                                        8,676,500 $3,431,840       0.1%
*   Beijing Development HK, Ltd.                                                 55,000     11,808       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                           9,484,000  2,980,119       0.1%
    Beijing North Star Co., Ltd. Class H                                      7,248,000  2,311,313       0.1%
#*  Beijing Properties Holdings, Ltd.                                         5,768,000    400,421       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd. Class H     971,000    562,105       0.0%
    Best Pacific International Holdings, Ltd.                                   212,000    125,806       0.0%
    Besunyen Holdings Co., Ltd.                                               1,155,000    115,498       0.0%
    Billion Industrial Holdings, Ltd.                                            26,000     16,018       0.0%
#   Biostime International Holdings, Ltd.                                     1,246,000  3,461,154       0.1%
#   Bloomage Biotechnology Corp., Ltd.                                        1,095,000  2,144,710       0.1%
#   Boer Power Holdings, Ltd.                                                 1,853,000  1,039,331       0.0%
#   Bolina Holding Co., Ltd.                                                  3,018,000    692,206       0.0%
#   Bosideng International Holdings, Ltd.                                    19,098,000  1,546,862       0.0%
#   Boyaa Interactive International, Ltd.                                     1,505,000    589,827       0.0%
    Bracell, Ltd.                                                               328,000     41,024       0.0%
    Brilliant Circle Holdings International, Ltd.                               250,000     43,491       0.0%
    Broad Greenstate International Co., Ltd.                                  2,696,000    550,468       0.0%
*   BYD Electronic International Co., Ltd.                                    5,206,315  2,981,621       0.1%
    C C Land Holdings, Ltd.                                                   9,242,343  2,690,960       0.1%
#*  C.banner International Holdings, Ltd.                                     1,786,000    726,539       0.0%
#   Cabbeen Fashion, Ltd.                                                       984,000    399,517       0.0%
*   Capital Environment Holdings, Ltd.                                        1,154,000     42,205       0.0%
    Carrianna Group Holdings Co., Ltd.                                        1,855,257    202,959       0.0%
    CECEP COSTIN New Materials Group, Ltd.                                    5,220,000    476,813       0.0%
    Central China Real Estate, Ltd.                                           4,703,626    896,087       0.0%
#   Central China Securities Co., Ltd. Class H                                2,549,000  1,260,331       0.0%
#   Century Sunshine Group Holdings, Ltd.                                    10,700,000    530,351       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                                        2,192,000    330,617       0.0%
    Changshouhua Food Co., Ltd.                                               1,773,000    866,730       0.0%
    Chanjet Information Technology Co., Ltd. Class H                              8,400     12,519       0.0%
#*  Chaowei Power Holdings, Ltd.                                              3,718,000  2,377,530       0.1%
*   Chia Tai Enterprises International, Ltd.                                    128,065     34,289       0.0%
*   Chigo Holding, Ltd.                                                      21,682,000    267,525       0.0%
#   China Aerospace International Holdings, Ltd.                             14,262,500  1,830,787       0.0%
#*  China Agri-Industries Holdings, Ltd.                                     14,676,800  5,009,703       0.1%
#   China Aircraft Leasing Group Holdings, Ltd.                                 761,500    796,724       0.0%
#   China All Access Holdings, Ltd.                                           4,932,000  1,581,723       0.0%
*   China Animal Healthcare, Ltd.                                             3,671,000    461,425       0.0%
    China Aoyuan Property Group, Ltd.                                         7,554,000  1,495,573       0.0%
*   China Automation Group, Ltd.                                              2,618,000    374,632       0.0%
    China BlueChemical, Ltd. Class H                                         11,532,000  2,683,580       0.1%
    China Child Care Corp., Ltd.                                              3,583,000    276,001       0.0%
*   China City Infrastructure Group, Ltd.                                     1,220,000     87,810       0.0%
#*  China City Railway Transportation Technology Holdings Co., Ltd.           1,308,000    226,527       0.0%
    China Communications Services Corp., Ltd. Class H                        13,876,000  6,549,376       0.1%
#*  China Datang Corp. Renewable Power Co., Ltd. Class H                     14,673,000  1,732,770       0.0%
    China Dongxiang Group Co., Ltd.                                          19,151,985  3,969,097       0.1%
*   China Dredging Environment Protection Holdings, Ltd.                      2,546,000    353,371       0.0%
*   China Dynamics Holdings, Ltd.                                             6,850,000    321,195       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                                2,768,000    821,111       0.0%
    China Energine International Holdings, Ltd.                               2,798,000    215,546       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE++   OF NET ASSETS**
                                                                      ---------- ---------- ---------------
CHINA -- (Continued)
    China Everbright, Ltd.                                             1,768,000 $3,481,070       0.1%
#*  China Fiber Optic Network System Group, Ltd.                       9,167,999  1,070,899       0.0%
    China Financial Services Holdings, Ltd.                            5,130,000    455,120       0.0%
*   China First Capital Group, Ltd.                                      112,000     73,086       0.0%
#*  China Foods, Ltd.                                                  6,178,000  2,260,745       0.1%
*   China Glass Holdings, Ltd.                                         4,522,000    581,151       0.0%
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A     340,000     72,226       0.0%
*   China Greenland Rundong Auto Group, Ltd.                             615,000    225,688       0.0%
#*  China Hanking Holdings, Ltd.                                       1,522,000    158,564       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                        5,590,000  3,459,998       0.1%
*   China High Precision Automation Group, Ltd.                        1,289,000     38,012       0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.            6,761,000  5,204,927       0.1%
*   China Household Holdings, Ltd.                                    10,675,000    146,832       0.0%
*   China Huiyuan Juice Group, Ltd.                                    4,932,500  2,181,371       0.1%
*   China ITS Holdings Co., Ltd.                                       4,003,412    282,602       0.0%
    China Jinmao Holdings Group, Ltd.                                 23,818,300  6,849,939       0.1%
#   China Jiuhao Health Industry Corp., Ltd.                           5,180,000    558,230       0.0%
    China Lesso Group Holdings, Ltd.                                   6,975,000  3,817,025       0.1%
    China Lilang, Ltd.                                                 3,294,000  2,110,055       0.1%
*   China Longevity Group Co., Ltd.                                    1,076,350     35,661       0.0%
    China LotSynergy Holdings, Ltd.                                   20,440,000    838,894       0.0%
#*  China Lumena New Materials Corp.                                  14,530,000         --       0.0%
    China Machinery Engineering Corp. Class H                          4,068,000  2,758,559       0.1%
    China Maple Leaf Educational Systems, Ltd.                           206,000    162,791       0.0%
    China Medical System Holdings, Ltd.                                5,985,500  7,767,372       0.2%
#   China Merchants Land, Ltd.                                         7,594,000  1,151,100       0.0%
#*  China Metal Recycling Holdings, Ltd.                               2,401,686         --       0.0%
#   China Modern Dairy Holdings, Ltd.                                 12,885,000  2,364,804       0.1%
#   China National Building Material Co., Ltd. Class H                16,766,000  8,687,033       0.2%
    China National Materials Co., Ltd. Class H                         7,830,000  2,067,551       0.1%
#*  China New Town Development Co., Ltd.                               7,978,148    317,977       0.0%
*   China NT Pharma Group Co., Ltd.                                    3,587,000  1,055,482       0.0%
#*  China Oil & Gas Group, Ltd.                                       29,338,000  2,109,893       0.1%
    China Outfitters Holdings, Ltd.                                       24,000      1,240       0.0%
#   China Overseas Grand Oceans Group, Ltd.                            6,028,500  1,918,229       0.0%
#   China Pioneer Pharma Holdings, Ltd.                                1,704,000    402,929       0.0%
    China Power International Development, Ltd.                        6,199,000  2,645,851       0.1%
#   China Power New Energy Development Co., Ltd.                      32,320,000  2,535,859       0.1%
#*  China Precious Metal Resources Holdings Co., Ltd.                 22,350,318    719,596       0.0%
*   China Properties Group, Ltd.                                       2,640,000    597,860       0.0%
*   China Rare Earth Holdings, Ltd.                                    9,804,799    743,221       0.0%
*   China Resources and Transportation Group, Ltd.                       600,000     10,319       0.0%
#   China Resources Cement Holdings, Ltd.                             11,460,000  3,741,492       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                      2,072,000    188,935       0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.                            3,648,000    680,044       0.0%
    China SCE Property Holdings, Ltd.                                  8,498,200  1,793,263       0.0%
#*  China Shanshui Cement Group, Ltd.                                 11,268,000  3,947,119       0.1%
*   China Shengmu Organic Milk, Ltd.                                   2,970,000    696,025       0.0%
    China Shineway Pharmaceutical Group, Ltd.                          2,279,200  2,604,862       0.1%
#   China Silver Group, Ltd.                                           4,102,000    917,898       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                    3,075,200  1,129,889       0.0%
#   China South City Holdings, Ltd.                                   15,418,000  2,950,425       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                ---------- ---------- ---------------
CHINA -- (Continued)
    China Starch Holdings, Ltd.                                  5,040,000 $  116,632       0.0%
#   China Suntien Green Energy Corp., Ltd. Class H              10,975,000  1,248,611       0.0%
*   China Taifeng Beddings Holdings, Ltd.                        1,336,000     34,877       0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            1,077,000    806,794       0.0%
#*  China Traditional Chinese Medicine Co., Ltd.                 8,612,000  4,040,679       0.1%
    China Travel International Investment Hong Kong, Ltd.       14,807,900  4,353,680       0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.           4,798,000    178,812       0.0%
    China Vast Industrial Urban Development Co., Ltd.              225,000     72,147       0.0%
#   China Water Affairs Group, Ltd.                              6,752,000  3,345,907       0.1%
#*  China Water Industry Group, Ltd.                             2,784,000    475,926       0.0%
    China Yongda Automobiles Services Holdings, Ltd.             1,532,500    818,180       0.0%
#*  China Yurun Food Group, Ltd.                                 9,108,000  1,552,711       0.0%
*   China Zenith Chemical Group, Ltd.                            4,990,000    186,068       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                 6,220,500  2,541,677       0.1%
#   China Zhongwang Holdings, Ltd.                               7,248,400  3,609,488       0.1%
#*  Chinasoft International, Ltd.                               10,968,000  3,951,660       0.1%
*   Chinese People Holdings Co., Ltd.                            1,855,709     33,311       0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                       495,400     83,287       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H             7,586,000    897,798       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.   2,662,000    438,449       0.0%
    CIFI Holdings Group Co., Ltd.                                8,938,000  2,068,332       0.1%
#   CIMC Enric Holdings, Ltd.                                    3,760,000  1,974,384       0.0%
#*  CITIC Dameng Holdings, Ltd.                                  3,212,000    200,103       0.0%
#*  CITIC Resources Holdings, Ltd.                              17,098,600  1,515,048       0.0%
#*  Citychamp Watch & Jewellery Group, Ltd.                     11,754,000  1,998,825       0.1%
#   Clear Media, Ltd.                                              298,000    280,442       0.0%
*   Coastal Greenland, Ltd.                                      5,286,000    126,060       0.0%
*   Cogobuy Group                                                2,083,000  3,014,327       0.1%
#   Colour Life Services Group Co., Ltd.                           518,000    399,276       0.0%
#   Comba Telecom Systems Holdings, Ltd.                         7,004,412  1,231,218       0.0%
*   Comtec Solar Systems Group, Ltd.                             4,958,000    401,817       0.0%
    Concord New Energy Group, Ltd.                              26,294,964  1,412,655       0.0%
    Consun Pharmaceutical Group, Ltd.                            1,015,000    496,204       0.0%
*   Coolpad Group, Ltd.                                         18,832,800  3,703,336       0.1%
    Cosco International Holdings, Ltd.                           2,815,000  1,512,957       0.0%
    COSCO Pacific, Ltd.                                          4,276,604  4,547,857       0.1%
*   Coslight Technology International Group Co., Ltd.              320,000    108,390       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                          1,521,000  1,180,456       0.0%
#   CP Pokphand Co., Ltd.                                       33,356,594  3,556,120       0.1%
#   CPMC Holdings, Ltd.                                          2,548,000  1,147,127       0.0%
#   CT Environmental Group, Ltd.                                13,252,000  3,865,303       0.1%
    Da Ming International Holdings, Ltd.                           862,000    283,102       0.0%
*   DaChan Food Asia, Ltd.                                       1,523,955    172,830       0.0%
#   Dah Chong Hong Holdings, Ltd.                                5,535,000  2,283,920       0.1%
#   Dalian Port PDA Co., Ltd. Class H                            2,248,000    975,998       0.0%
#*  Daphne International Holdings, Ltd.                          7,022,000  1,055,270       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       2,914,943  2,393,343       0.1%
#*  DBA Telecommunication Asia Holdings, Ltd.                    2,108,000     17,827       0.0%
#   Digital China Holdings, Ltd.                                 5,764,800  3,987,339       0.1%
#   Dongjiang Environmental Co., Ltd. Class H                      364,575    527,823       0.0%
    Dongpeng Holdings Co., Ltd.                                    551,000    297,277       0.0%
#   Dongyue Group, Ltd.                                          7,432,000  1,312,617       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Dynagreen Environmental Protection Group Co., Ltd. Class H   1,199,000 $   548,173       0.0%
#*  Dynasty Fine Wines Group, Ltd.                               1,614,000      56,180       0.0%
    Embry Holdings, Ltd.                                           473,000     237,487       0.0%
#*  Enerchina Holdings, Ltd.                                     8,388,000     343,813       0.0%
#   EVA Precision Industrial Holdings, Ltd.                      6,538,435     932,152       0.0%
#*  EverChina International Holdings Co., Ltd.                  11,510,000     344,321       0.0%
*   Evergreen International Holdings, Ltd.                       1,208,000     117,683       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                      1,337,921      51,565       0.0%
#   Fantasia Holdings Group Co., Ltd.                           12,480,000   1,651,175       0.0%
#   Far East Horizon, Ltd.                                       5,430,000   4,303,236       0.1%
    Feiyu Technology International Co., Ltd.                     1,168,500     324,655       0.0%
#   First Tractor Co., Ltd. Class H                                497,176     279,499       0.0%
*   Forgame Holdings, Ltd.                                          74,700     115,372       0.0%
    Freetech Road Recycling Technology Holdings, Ltd.            2,164,000     258,560       0.0%
#   Fu Shou Yuan International Group, Ltd.                       2,801,000   1,965,157       0.0%
#   Fufeng Group, Ltd.                                           6,363,600   1,989,175       0.1%
#   Fuguiniao Co., Ltd. Class H                                  2,406,200   1,229,468       0.0%
#   Future Land Development Holdings, Ltd.                       6,874,000     980,108       0.0%
#   GCL-Poly Energy Holdings, Ltd.                              71,822,000  10,703,162       0.2%
*   Global Bio-Chem Technology Group Co., Ltd.                   1,058,800      24,276       0.0%
*   Glorious Property Holdings, Ltd.                            16,951,501   1,961,664       0.0%
    Goldbond Group Holdings, Ltd.                                  210,000       7,954       0.0%
#   Golden Eagle Retail Group, Ltd.                              3,444,000   3,964,950       0.1%
#   Golden Meditech Holdings, Ltd.                               5,976,789     776,418       0.0%
*   Goldin Properties Holdings, Ltd.                               472,000     195,251       0.0%
    Goldlion Holdings, Ltd.                                      1,674,962     668,737       0.0%
#   Goldpac Group, Ltd.                                          1,738,000     699,406       0.0%
#   GOME Electrical Appliances Holding, Ltd.                    69,632,000   8,930,471       0.2%
    Good Friend International Holdings, Inc.                       398,667      85,239       0.0%
#*  Goodbaby International Holdings, Ltd.                        4,793,000   2,690,704       0.1%
#   Greatview Aseptic Packaging Co., Ltd.                        5,685,000   2,879,030       0.1%
#*  Greenland Hong Kong Holdings, Ltd.                           5,124,000   1,810,299       0.0%
*   Greentown China Holdings, Ltd.                               4,469,648   3,315,812       0.1%
*   Guangdong Land Holdings, Ltd.                                4,498,800   1,300,748       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H              873,000     532,821       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                   1,332,000   1,860,918       0.0%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H   5,284,000     332,178       0.0%
*   Haichang Ocean Park Holdings, Ltd.                           2,248,000     485,573       0.0%
    Haitian International Holdings, Ltd.                         3,343,000   5,669,340       0.1%
*   Hanergy Thin Film Power Group, Ltd.                         17,084,000     474,226       0.0%
    Harbin Bank Co., Ltd. Class H                                   66,000      18,680       0.0%
#   Harbin Electric Co., Ltd. Class H                            4,873,413   1,994,651       0.1%
#*  HC International, Inc.                                         424,000     286,424       0.0%
    Henderson Investment, Ltd.                                     596,000      49,872       0.0%
#   Hengdeli Holdings, Ltd.                                     16,377,399   1,704,131       0.0%
*   Hi Sun Technology China, Ltd.                                4,296,000     763,991       0.0%
*   Hidili Industry International Development, Ltd.              1,329,339      33,418       0.0%
#   Hilong Holding, Ltd.                                         4,323,000     499,109       0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H            291,000     135,757       0.0%
*   HKC Holdings, Ltd.                                          19,289,447     351,243       0.0%
*   HL Technology Group, Ltd.                                    1,748,000     467,540       0.0%
    HNA Infrastructure Co., Ltd. Class H                           603,000     644,825       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
CHINA -- (Continued)
#*  Honghua Group, Ltd.                                  10,418,000 $  507,974       0.0%
    Honworld Group, Ltd.                                    240,500    152,609       0.0%
    Hopefluent Group Holdings, Ltd.                         909,670    240,814       0.0%
#   Hopewell Highway Infrastructure, Ltd.                 4,163,000  2,074,535       0.1%
*   Hopson Development Holdings, Ltd.                     4,088,000  3,885,124       0.1%
#   HOSA International, Ltd.                              3,514,000  1,144,391       0.0%
#   Hua Han Health Industry Holdings, Ltd.               24,975,698  2,629,843       0.1%
#*  Huabao International Holdings, Ltd.                  13,262,014  5,200,866       0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H             14,732,000  3,190,227       0.1%
    Huaneng Renewables Corp., Ltd. Class H               22,328,000  6,588,641       0.1%
*   Huiyin Smart Community Co., Ltd.                      1,878,000    180,833       0.0%
    Hydoo International Holding, Ltd.                     1,634,000    191,341       0.0%
    Inspur International, Ltd.                            2,056,000    338,398       0.0%
#   Intime Retail Group Co., Ltd.                         6,959,000  6,257,060       0.1%
#   Jiangnan Group, Ltd.                                  8,158,000  1,374,278       0.0%
*   Jinchuan Group International Resources Co., Ltd.        965,000     39,718       0.0%
    Ju Teng International Holdings, Ltd.                  5,126,000  2,294,384       0.1%
*   Kai Yuan Holdings, Ltd.                              13,400,000     93,219       0.0%
#*  Kaisa Group Holdings, Ltd.                            9,828,000    370,598       0.0%
#*  Kangda International Environmental Co., Ltd.          1,132,000    255,596       0.0%
*   Kasen International Holdings, Ltd.                    1,073,000    171,164       0.0%
    Kingboard Chemical Holdings, Ltd.                     4,134,421  7,919,728       0.2%
    Kingboard Laminates Holdings, Ltd.                    5,527,500  2,825,830       0.1%
#   Kingdee International Software Group Co., Ltd.       13,089,200  4,228,165       0.1%
    Koradior Holdings, Ltd.                                 607,000  1,051,977       0.0%
    KWG Property Holding, Ltd.                           10,280,950  6,638,598       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                        1,729,000    162,294       0.0%
    Lai Fung Holdings, Ltd.                              28,358,229    444,868       0.0%
    Le Saunda Holdings, Ltd.                              2,049,799    448,144       0.0%
    Lee & Man Chemical Co., Ltd.                            998,785    325,180       0.0%
    Lee & Man Paper Manufacturing, Ltd.                   9,066,000  5,965,417       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                     713,000    575,999       0.0%
    Leoch International Technology, Ltd.                    953,000    112,500       0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H        2,445,600    939,095       0.0%
#*  Lifetech Scientific Corp.                             9,528,000  1,614,638       0.0%
*   Lingbao Gold Co., Ltd. Class H                          282,000     57,932       0.0%
    Livzon Pharmaceutical Group, Inc. Class H               337,180  1,557,783       0.0%
#   Logan Property Holdings Co., Ltd.                     3,434,000  1,308,050       0.0%
    Lonking Holdings, Ltd.                               12,956,000  2,162,738       0.1%
#*  Loudong General Nice Resources China Holdings, Ltd.   9,144,140    469,672       0.0%
#*  Luye Pharma Group, Ltd.                               3,681,000  2,554,303       0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H               5,268,000  1,210,590       0.0%
    Maoye International Holdings, Ltd.                    7,468,000    777,410       0.0%
    Merry Garden Holdings, Ltd.                           4,650,000    108,484       0.0%
*   Microport Scientific Corp.                            1,631,000    847,715       0.0%
*   MIE Holdings Corp.                                    7,418,000    782,665       0.0%
    MIN XIN Holdings, Ltd.                                  716,000    672,389       0.0%
#*  Mingfa Group International Co., Ltd.                  7,108,000  1,731,893       0.0%
*   Mingyuan Medicare Development Co., Ltd.               6,950,000     38,617       0.0%
    Minmetals Land, Ltd.                                  7,084,000    727,692       0.0%
    Minth Group, Ltd.                                     3,475,000  9,110,644       0.2%
#*  MMG, Ltd.                                             9,838,000  2,213,752       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                       SHARES      VALUE++   OF NET ASSETS**
                                                                     ----------- ----------- ---------------
CHINA -- (Continued)
    MOBI Development Co., Ltd.                                         1,014,000 $   135,705       0.0%
    Nature Home Holding Co., Ltd.                                        520,000      72,953       0.0%
#   NetDragon Websoft, Inc.                                              364,544   1,131,994       0.0%
    New World Department Store China, Ltd.                             2,838,462     401,297       0.0%
    Nexteer Automotive Group, Ltd.                                     1,813,000   1,913,272       0.0%
    Nine Dragons Paper Holdings, Ltd.                                  8,304,000   5,939,392       0.1%
#*  North Mining Shares Co., Ltd.                                     31,950,000     345,437       0.0%
#*  NVC Lighting Holdings, Ltd.                                        7,010,000     739,269       0.0%
*   O-Net Technologies Group, Ltd.                                     1,268,000     415,617       0.0%
    Optics Valley Union Holding Co, Ltd.                               1,012,000     107,845       0.0%
    Ourgame International Holdings, Ltd.                                 141,000      74,754       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                          1,484,183     553,631       0.0%
#   Pacific Online, Ltd.                                               3,004,365     894,414       0.0%
#   Parkson Retail Group, Ltd.                                         7,237,000     790,112       0.0%
#   PAX Global Technology, Ltd.                                        4,873,000   4,202,982       0.1%
    Peak Sport Products Co., Ltd.                                      4,319,000   1,192,976       0.0%
#   Phoenix Healthcare Group Co., Ltd.                                 2,646,500   4,019,102       0.1%
#   Phoenix Satellite Television Holdings, Ltd.                        7,926,000   1,821,160       0.0%
#   Poly Culture Group Corp., Ltd. Class H                               191,500     450,850       0.0%
#   Poly Property Group Co., Ltd.                                     14,782,000   3,946,233       0.1%
#*  Pou Sheng International Holdings, Ltd.                            13,507,806   3,608,497       0.1%
    Powerlong Real Estate Holdings, Ltd.                               8,297,000   1,791,101       0.0%
#*  Prosperity International Holdings HK, Ltd.                         8,560,000     223,536       0.0%
#*  PW Medtech Group, Ltd.                                             4,540,000   1,224,700       0.0%
    Qingdao Port International Co., Ltd. Class H                         571,000     272,178       0.0%
    Qingling Motors Co., Ltd.                                          2,524,000     824,896       0.0%
    Qinhuangdao Port Co., Ltd. Class H                                   258,000      96,317       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                     669,913      32,645       0.0%
*   Real Gold Mining, Ltd.                                               300,500      10,189       0.0%
    Real Nutriceutical Group, Ltd.                                     5,191,000     599,561       0.0%
    Redco Properties Group, Ltd.                                         342,000     241,844       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                              102,985,000   3,508,067       0.1%
#   REXLot Holdings, Ltd.                                             59,701,502   1,062,126       0.0%
    Road King Infrastructure, Ltd.                                     1,817,000   1,504,529       0.0%
    Samson Holding, Ltd.                                               3,644,000     417,637       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.              6,295,000   1,254,903       0.0%
*   Scud Group, Ltd.                                                   1,876,000      47,161       0.0%
*   Semiconductor Manufacturing International Corp.                   37,964,000   3,072,182       0.1%
    Shandong Chenming Paper Holdings, Ltd. Class H                     2,074,500   1,633,154       0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H            8,900,000   5,342,894       0.1%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H              550,000     467,672       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H       597,000     487,391       0.0%
    Shanghai Industrial Holdings, Ltd.                                 3,006,000   6,865,076       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.                 11,610,000   2,282,419       0.1%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,956,000   2,855,733       0.1%
    Shanghai Prime Machinery Co., Ltd. Class H                         4,968,000     791,508       0.0%
#*  Shanghai Zendai Property, Ltd.                                     8,390,000     177,804       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                                   2,386,000     301,098       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                              2,272,500     118,276       0.0%
    Shenguan Holdings Group, Ltd.                                      6,676,000     693,833       0.0%
    Shenzhen Expressway Co., Ltd. Class H                              4,024,400   3,571,675       0.1%
    Shenzhen International Holdings, Ltd.                              6,618,751  10,783,923       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE++   OF NET ASSETS**
                                                                      ---------- ----------- ---------------
CHINA -- (Continued)
    Shenzhen Investment, Ltd.                                         18,463,378 $ 7,423,964       0.2%
*   Shougang Concord International Enterprises Co., Ltd.              29,384,000     917,859       0.0%
#   Shougang Fushan Resources Group, Ltd.                             18,812,000   2,828,329       0.1%
#   Shui On Land, Ltd.                                                22,826,643   5,986,328       0.1%
*   Shunfeng International Clean Energy, Ltd.                          8,484,000   1,599,665       0.0%
#   Sichuan Expressway Co., Ltd. Class H                               4,984,000   1,653,422       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                        11,270,000   2,600,691       0.1%
    Silver Grant International Industries, Ltd.                        4,622,000     534,190       0.0%
*   SIM Technology Group, Ltd.                                         1,050,000      51,255       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                                   72,867,766   1,705,966       0.0%
#*  Sino-I Technology, Ltd.                                            3,950,000      52,645       0.0%
#   Sinofert Holdings, Ltd.                                           14,045,327   1,915,891       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                                 11,520,800   1,258,307       0.0%
#   SinoMedia Holding, Ltd.                                            1,126,000     292,153       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                        1,853,500   1,709,649       0.0%
#   Sinopec Kantons Holdings, Ltd.                                     4,858,000   2,563,863       0.1%
#   Sinosoft Technology Group, Ltd.                                    2,772,000   1,513,443       0.0%
#   Sinotrans Shipping, Ltd.                                           3,770,586     663,221       0.0%
    Sinotrans, Ltd. Class H                                           10,900,000   5,037,814       0.1%
    Sinotruk Hong Kong, Ltd.                                           4,416,000   2,229,263       0.1%
    SITC International Holdings Co., Ltd.                              6,549,000   3,539,546       0.1%
#   Skyworth Digital Holdings, Ltd.                                   11,311,641   7,405,214       0.2%
#   SMI Holdings Group, Ltd.                                          14,404,066   1,387,482       0.0%
#   SOHO China, Ltd.                                                  10,523,500   5,317,855       0.1%
*   Solargiga Energy Holdings, Ltd.                                    3,716,000      81,258       0.0%
*   Sound Global, Ltd.                                                   494,000     189,782       0.0%
#*  Sparkle Roll Group, Ltd.                                           6,040,000     364,354       0.0%
    Springland International Holdings, Ltd.                            4,080,000     734,004       0.0%
#*  SPT Energy Group, Inc.                                             4,970,000     376,314       0.0%
*   SRE Group, Ltd.                                                   21,198,346     652,224       0.0%
#   SSY Group, Ltd.                                                   13,169,152   4,525,483       0.1%
*   Sun King Power Electronics Group                                     896,000     134,846       0.0%
    Sunac China Holdings, Ltd.                                        12,913,000   8,239,196       0.2%
#   Sunny Optical Technology Group Co., Ltd.                           3,644,000  11,239,024       0.2%
*   Sunshine 100 China Holdings, Ltd.                                    130,000      57,604       0.0%
*   Symphony Holdings, Ltd.                                              670,000      73,228       0.0%
*   Synertone Communication Corp.                                        888,000      18,285       0.0%
    TCC International Holdings, Ltd.                                  10,116,647   2,027,539       0.1%
#   TCL Communication Technology Holdings, Ltd.                        3,492,198   2,264,478       0.1%
#   TCL Multimedia Technology Holdings, Ltd.                           3,700,510   2,200,665       0.1%
#*  Technovator International, Ltd.                                    1,336,000     678,949       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                      185,000      59,724       0.0%
#   Tenwow International Holdings, Ltd.                                2,237,000     655,945       0.0%
    Texhong Textile Group, Ltd.                                        2,107,500   2,061,487       0.1%
    Tian An China Investment Co., Ltd.                                 1,383,000     735,565       0.0%
*   Tian Ge Interactive Holdings, Ltd.                                    61,000      49,897       0.0%
    Tian Shan Development Holdings, Ltd.                               1,742,000     698,105       0.0%
    Tiande Chemical Holdings, Ltd.                                        64,000      11,480       0.0%
#   Tiangong International Co., Ltd.                                   9,268,000     750,540       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H   1,936,000   1,076,318       0.0%
    Tianjin Development Holdings, Ltd.                                 2,742,000   1,359,825       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                  2,230,000     200,607       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                     SHARES    VALUE++   OF NET ASSETS**
                                                                   ---------- ---------- ---------------
CHINA -- (Continued)
    Tianjin Port Development Holdings, Ltd.                        11,658,800 $1,767,098       0.0%
#*  Tianneng Power International, Ltd.                              2,250,048  1,840,006       0.0%
*   Tianyi Summi Holdings, Ltd.                                     3,572,000    468,469       0.0%
#   Tibet Water Resources, Ltd.                                     9,336,000  2,668,870       0.1%
    Time Watch Investments, Ltd.                                    1,456,000    194,682       0.0%
    Times Property Holdings, Ltd.                                     958,000    395,682       0.0%
#   Tomson Group, Ltd.                                              1,178,575    343,013       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                    3,857,000  6,052,147       0.1%
#   Tongda Group Holdings, Ltd.                                    19,080,000  3,919,299       0.1%
    Tonly Electronics Holdings, Ltd.                                  431,176    199,407       0.0%
    Top Spring International Holdings, Ltd.                           292,500    126,262       0.0%
#   Towngas China Co., Ltd.                                         6,572,000  3,400,312       0.1%
    TPV Technology, Ltd.                                            4,981,964    807,173       0.0%
    Travelsky Technology, Ltd. Class H                                200,090    371,833       0.0%
#   Trigiant Group, Ltd.                                            3,684,000    625,193       0.0%
*   Trony Solar Holdings Co., Ltd.                                  1,757,000     26,728       0.0%
#   Truly International Holdings, Ltd.                              8,919,573  3,482,329       0.1%
#   Uni-President China Holdings, Ltd.                              6,080,000  5,662,110       0.1%
#*  United Energy Group, Ltd.                                      13,424,450    718,137       0.0%
#   Universal Health International Group Holding, Ltd.              7,123,000    640,658       0.0%
#   V1 Group, Ltd.                                                 20,671,600  1,140,859       0.0%
    Wanguo International Mining Group, Ltd.                           154,000     28,873       0.0%
#   Wasion Group Holdings, Ltd.                                     3,300,000  1,834,405       0.0%
    Weiqiao Textile Co. Class H                                     2,512,000  1,876,178       0.0%
    Welling Holding, Ltd.                                           6,472,000  1,079,560       0.0%
#   West China Cement, Ltd.                                        16,556,000  3,472,449       0.1%
#   Wisdom Sports Group                                             4,651,000  1,809,027       0.0%
#*  Wuzhou International Holdings, Ltd.                             9,890,000  1,070,577       0.0%
#   Xiamen International Port Co., Ltd. Class H                     6,324,000  1,298,771       0.0%
#*  Xinchen China Power Holdings, Ltd.                              1,901,000    297,464       0.0%
    Xingda International Holdings, Ltd.                             6,017,000  1,259,162       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H          2,727,103  2,538,494       0.1%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H               4,629,598    499,719       0.0%
#   Xinyi Solar Holdings, Ltd.                                     13,648,000  5,361,852       0.1%
    Xiwang Special Steel Co., Ltd.                                  3,286,000    325,516       0.0%
    XTEP International Holdings, Ltd.                               5,240,500  3,097,875       0.1%
*   Yanchang Petroleum International, Ltd.                         28,970,000    603,433       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H      19,000     23,560       0.0%
#   Yashili International Holdings, Ltd.                              663,000    159,853       0.0%
#   Yestar International Holdings Co., Ltd.                         1,702,500    682,388       0.0%
    Yida China Holdings, Ltd.                                         954,000    379,656       0.0%
#   Yingde Gases Group Co., Ltd.                                    6,502,000  2,428,922       0.1%
#   Yip's Chemical Holdings, Ltd.                                   1,886,000    656,023       0.0%
    Youyuan International Holdings, Ltd.                            2,461,070    570,094       0.0%
    Yuanda China Holdings, Ltd.                                    12,884,000    402,653       0.0%
#   Yuexiu Property Co., Ltd.                                      47,444,284  6,887,767       0.1%
#   Yuexiu Transport Infrastructure, Ltd.                           4,322,018  2,898,311       0.1%
    Yuzhou Properties Co., Ltd.                                     9,250,120  2,538,749       0.1%
#   Zall Development Group, Ltd.                                   13,914,000  5,698,891       0.1%
#   Zhaojin Mining Industry Co., Ltd. Class H                       5,620,000  4,856,189       0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         1,244,600    521,994       0.0%
*   Zhong An Real Estate, Ltd.                                      6,952,400    634,873       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
CHINA -- (Continued)
#   Zhongsheng Group Holdings, Ltd.                     3,983,000 $  2,039,981       0.1%
    Zhuhai Holdings Investment Group, Ltd.                950,000      147,882       0.0%
                                                                  ------------      ----
TOTAL CHINA                                                        703,315,482      13.7%
                                                                  ------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                    327,049    1,839,205       0.0%
    Bolsa de Valores de Colombia                       29,054,344      182,565       0.0%
    Celsia SA ESP                                         862,107    1,165,136       0.0%
*   Cemex Latam Holdings SA                               840,285    3,852,340       0.1%
    Constructora Conconcreto SA                           293,150      126,061       0.0%
    Corp. Financiera Colombiana SA(B000C92)                17,125      231,925       0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                   235        3,188       0.0%
    Empresa de Telecomunicaciones de Bogota             2,862,868      613,036       0.0%
*   Grupo Odinsa SA                                        19,092       55,460       0.0%
    Interconexion Electrica SA ESP                         67,599      206,450       0.0%
    Isagen SA ESP                                       1,603,357    2,310,459       0.1%
    Mineros SA                                            102,961       88,912       0.0%
                                                                  ------------      ----
TOTAL COLOMBIA                                                      10,674,737       0.2%
                                                                  ------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                    224,579    2,060,473       0.1%
*   Astir Palace Vouliagmeni SA                            16,695       60,550       0.0%
    Athens Water Supply & Sewage Co. SA (The)             125,722      662,662       0.0%
    Bank of Greece                                        142,930    1,637,511       0.1%
*   Ellaktor SA                                           909,399    1,326,312       0.0%
*   Fourlis Holdings SA                                   283,268    1,023,092       0.0%
*   Frigoglass SAIC                                       124,748       30,713       0.0%
*   GEK Terna Holding Real Estate Construction SA         475,188      931,134       0.0%
    Hellenic Exchanges--Athens Stock Exchange SA          536,300    3,053,972       0.1%
*   Iaso SA                                               282,999      168,309       0.0%
*   Intracom Holdings SA                                  664,642      253,717       0.0%
*   Intralot SA-Integrated Lottery Systems & Services     865,039    1,011,084       0.0%
*   Lamda Development SA                                   92,510      401,515       0.0%
*   Marfin Investment Group Holdings SA                 6,110,771      980,915       0.0%
    Metka SA                                              188,318    1,440,944       0.1%
    Motor Oil Hellas Corinth Refineries SA                 23,203      264,942       0.0%
    Mytilineos Holdings SA                                339,544    1,363,383       0.0%
    Piraeus Port Authority SA                              42,172      584,533       0.0%
    Sarantis SA                                            96,712      965,339       0.0%
    Terna Energy SA                                       257,713      816,107       0.0%
                                                                  ------------      ----
TOTAL GREECE                                                        19,037,207       0.4%
                                                                  ------------      ----
HONG KONG -- (0.0%)
*   Landing International Development, Ltd.            14,260,000      404,787       0.0%
                                                                  ------------      ----
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.                               27,009       72,448       0.0%
                                                                  ------------      ----
INDIA -- (12.0%)
*   3M India, Ltd.                                          6,044    1,216,036       0.0%
    Aarti Industries                                      203,184    1,623,880       0.0%
    Aban Offshore, Ltd.                                   137,519      456,781       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                       --------- ---------- ---------------
INDIA -- (Continued)
    Accelya Kale Solutions, Ltd.           2,647 $   36,348       0.0%
    Adani Enterprises, Ltd.            1,058,583  1,373,097       0.0%
*   Adani Power, Ltd.                  6,723,751  3,226,865       0.1%
    Aditya Birla Nuvo, Ltd.               67,784    871,590       0.0%
*   Advanta, Ltd.                        206,926  1,687,668       0.0%
    Aegis Logistics, Ltd.              1,171,370  2,031,974       0.1%
    Agro Tech Foods, Ltd.                 62,964    440,108       0.0%
    AIA Engineering, Ltd.                231,459  3,425,512       0.1%
    Ajanta Pharma, Ltd.                  312,626  7,099,049       0.2%
    Akzo Nobel India, Ltd.                73,197  1,470,266       0.0%
    Alembic Pharmaceuticals, Ltd.        571,962  5,159,216       0.1%
    Alembic, Ltd.                        624,014    348,647       0.0%
    Allahabad Bank                     1,121,891    984,233       0.0%
    Allcargo Logistics, Ltd.             412,721    955,667       0.0%
*   Alok Industries, Ltd.              3,380,589    230,753       0.0%
    Alstom India, Ltd.                   187,822  1,791,235       0.0%
    Alstom T&D India, Ltd.               124,100    705,466       0.0%
    Amara Raja Batteries, Ltd.           596,481  8,620,370       0.2%
*   Amtek Auto, Ltd.                     217,501    129,873       0.0%
    Anant Raj, Ltd.                      315,955    175,817       0.0%
    Andhra Bank                        1,312,648  1,093,887       0.0%
    Apar Industries, Ltd.                102,166    737,736       0.0%
    Apollo Tyres, Ltd.                 2,214,640  5,326,514       0.1%
*   Arvind Infrastructure, Ltd.          181,595    245,050       0.0%
    Arvind, Ltd.                       1,986,900  8,307,232       0.2%
*   Asahi India Glass, Ltd.              420,538  1,044,773       0.0%
    Ashoka Buildcon, Ltd.                180,612    370,454       0.0%
    Astral Polytechnik, Ltd.              25,066    168,044       0.0%
*   AstraZeneca Pharma India, Ltd.         2,547     44,032       0.0%
    Atul, Ltd.                            82,071  2,220,567       0.1%
    Automotive Axles, Ltd.                11,656    107,352       0.0%
    Bajaj Corp., Ltd.                    382,136  2,227,191       0.1%
    Bajaj Electricals, Ltd.              174,279    596,413       0.0%
    Bajaj Finance, Ltd.                    7,015    722,373       0.0%
*   Bajaj Hindusthan Sugar, Ltd.       2,342,495    703,395       0.0%
    Bajaj Holdings & Investment, Ltd.    117,527  2,547,479       0.1%
    Balkrishna Industries, Ltd.          244,433  2,442,946       0.1%
    Ballarpur Industries, Ltd.         1,005,483    259,527       0.0%
    Balmer Lawrie & Co., Ltd.            117,876  1,020,212       0.0%
*   Balrampur Chini Mills, Ltd.        1,374,241  2,240,021       0.1%
    Bank of India                      1,787,393  2,480,346       0.1%
    Bank Of Maharashtra                  922,950    411,702       0.0%
    Bannari Amman Sugars, Ltd.            14,297    382,168       0.0%
    BASF India, Ltd.                      83,644  1,154,215       0.0%
    Bata India, Ltd.                     324,296  2,889,721       0.1%
    BEML, Ltd.                           269,474  3,725,798       0.1%
    Berger Paints India, Ltd.          2,012,622  7,778,829       0.2%
*   BF Utilities, Ltd.                    58,818    514,883       0.0%
    Biocon, Ltd.                         595,447  5,253,822       0.1%
    Birla Corp., Ltd.                    160,261    936,395       0.0%
    Blue Dart Express, Ltd.               33,361  2,844,326       0.1%
    Blue Star, Ltd.                      280,398  1,805,501       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd.            958,407 $  707,091       0.0%
    Brigade Enterprises, Ltd.                          196,245    443,182       0.0%
    Can Fin Homes, Ltd.                                 22,961    411,276       0.0%
    Canara Bank                                         92,433    285,437       0.0%
    Carborundum Universal, Ltd.                        329,688    964,828       0.0%
    CCL Products India, Ltd.                           512,708  1,488,505       0.0%
    Ceat, Ltd.                                         255,249  4,190,665       0.1%
    Central Bank Of India                              188,078    230,616       0.0%
    Century Plyboards India, Ltd.                      602,179  1,669,234       0.0%
    Century Textiles & Industries, Ltd.                729,171  6,990,249       0.1%
    Cera Sanitaryware, Ltd.                              7,195    198,383       0.0%
    CESC, Ltd.                                         701,248  5,692,628       0.1%
    Chambal Fertilizers and Chemicals, Ltd.          1,276,132  1,168,783       0.0%
*   Chennai Petroleum Corp., Ltd.                      475,386  1,525,904       0.0%
    Chennai Super Kings Cricket, Ltd.                1,658,632     42,197       0.0%
    Cholamandalam Investment and Finance Co., Ltd.     126,356  1,522,383       0.0%
    City Union Bank, Ltd.                            1,679,038  2,363,106       0.1%
*   Clariant Chemicals India, Ltd.                      67,559    679,448       0.0%
    Coromandel International, Ltd.                     552,214  1,862,469       0.0%
    Corp. Bank                                       1,459,316    845,683       0.0%
    Cox & Kings, Ltd.                                  741,911  2,079,582       0.1%
    Credit Analysis & Research, Ltd.                    40,919    621,770       0.0%
    CRISIL, Ltd.                                        69,677  2,052,835       0.1%
    Crompton Greaves Consumer Electricals Ltd.       3,403,119  5,212,677       0.1%
*   Crompton Greaves, Ltd.                           3,403,119  2,946,125       0.1%
    Cyient, Ltd.                                       369,344  2,528,986       0.1%
    Dalmia Bharat, Ltd.                                123,100  1,573,493       0.0%
    DB Corp., Ltd.                                      43,770    214,588       0.0%
*   DB Realty, Ltd.                                    852,641    644,109       0.0%
*   DCB Bank, Ltd.                                   2,095,745  2,948,397       0.1%
    DCM Shriram, Ltd.                                  260,162    622,383       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.    242,420    552,851       0.0%
    Delta Corp., Ltd.                                  740,999    914,484       0.0%
*   DEN Networks, Ltd.                                 450,304    592,924       0.0%
    Dena Bank                                        1,251,365    560,524       0.0%
    Dewan Housing Finance Corp., Ltd.                  606,154  1,811,875       0.0%
    Dhanuka Agritech, Ltd.                               7,724     70,101       0.0%
*   Dish TV India, Ltd.                              4,089,775  5,576,945       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.          544,095  2,761,753       0.1%
*   Dynamatic Technologies, Ltd.                         7,303    235,321       0.0%
    eClerx Services, Ltd.                              142,023  2,807,288       0.1%
    Edelweiss Financial Services, Ltd.               2,008,855  1,752,002       0.0%
    EID Parry India, Ltd.                              594,774  2,052,572       0.1%
    EIH, Ltd.                                          970,175  1,496,888       0.0%
    Electrosteel Castings, Ltd.                        607,641    172,542       0.0%
    Elgi Equipments, Ltd.                              272,744    669,752       0.0%
    Engineers India, Ltd.                              892,223  2,406,662       0.1%
    Entertainment Network India, Ltd.                   64,795    683,850       0.0%
*   Eros International Media, Ltd.                     285,043    790,560       0.0%
    Escorts, Ltd.                                      754,964  1,913,729       0.0%
    Essel Propack, Ltd.                                502,843  1,375,166       0.0%
    Eveready Industries India, Ltd.                    241,516    911,079       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                          ---------- ---------- ---------------
INDIA -- (Continued)
    Exide Industries, Ltd.                                 2,409,364 $5,332,217       0.1%
    FAG Bearings India, Ltd.                                  33,586  2,009,902       0.1%
    FDC, Ltd.                                                467,535  1,275,164       0.0%
    Federal Bank, Ltd.                                     9,711,220  6,723,855       0.1%
*   Federal-Mogul Goetze India, Ltd.                          72,593    344,463       0.0%
    Finolex Cables, Ltd.                                     771,546  3,360,757       0.1%
    Finolex Industries, Ltd.                                 415,391  2,274,791       0.1%
*   Firstsource Solutions, Ltd.                            2,353,285  1,452,350       0.0%
*   Fortis Healthcare, Ltd.                                1,040,791  2,739,421       0.1%
*   Future Consumer Enterprise, Ltd.                       5,075,479  1,686,750       0.0%
    Future Retail, Ltd.                                      983,154  2,136,176       0.1%
    Gabriel India, Ltd.                                      634,202    861,733       0.0%
*   Gammon Infrastructure Projects, Ltd.                     491,684     35,522       0.0%
    Gateway Distriparks, Ltd.                                650,721  2,707,624       0.1%
    Gati, Ltd.                                               220,146    395,508       0.0%
    GHCL, Ltd.                                               279,324    556,973       0.0%
    GIC Housing Finance, Ltd.                                 34,775    136,947       0.0%
    Gillette India, Ltd.                                      12,277    767,998       0.0%
*   Global Offshore Services, Ltd.                            80,472    213,307       0.0%
*   GMR Infrastructure, Ltd.                              15,924,296  3,040,079       0.1%
    GOCL Corp., Ltd.                                          76,450    167,833       0.0%
    Godfrey Phillips India, Ltd.                              44,690    604,720       0.0%
    Godrej Industries, Ltd.                                  381,220  2,007,672       0.1%
    Godrej Properties, Ltd.                                  526,359  2,690,685       0.1%
    Granules India, Ltd.                                     695,454  1,405,502       0.0%
    Graphite India, Ltd.                                     397,865    475,829       0.0%
    Great Eastern Shipping Co., Ltd. (The)                   543,607  2,686,858       0.1%
    Greaves Cotton, Ltd.                                     762,174  1,531,598       0.0%
    Greenply Industries, Ltd.                                 10,833     34,337       0.0%
    Grindwell Norton, Ltd.                                    22,877    222,895       0.0%
    Gruh Finance, Ltd.                                       461,466  1,779,771       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                       194,312    534,417       0.0%
    Gujarat Fluorochemicals, Ltd.                            224,424  1,873,389       0.0%
    Gujarat Gas, Ltd.                                        319,983  2,569,329       0.1%
    Gujarat Industries Power Co., Ltd.                        98,741    120,579       0.0%
    Gujarat Mineral Development Corp., Ltd.                  803,287    839,740       0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.     266,808    401,479       0.0%
*   Gujarat Pipavav Port, Ltd.                             1,085,407  2,782,940       0.1%
    Gujarat State Fertilizers & Chemicals, Ltd.              969,096  1,080,056       0.0%
    Gujarat State Petronet, Ltd.                           1,629,507  3,382,859       0.1%
    Gulf Oil Lubricants India, Ltd.                           77,668    630,983       0.0%
*   GVK Power & Infrastructure, Ltd.                       6,931,309    707,632       0.0%
*   Hathway Cable & Datacom, Ltd.                          2,004,584  1,118,938       0.0%
    Havells India, Ltd.                                    1,992,064  9,959,435       0.2%
*   HCL Infosystems, Ltd.                                    477,473    296,094       0.0%
    HEG, Ltd.                                                 36,273     87,539       0.0%
*   HeidelbergCement India, Ltd.                             878,204  1,255,808       0.0%
*   Hexa Tradex, Ltd.                                         27,994      5,929       0.0%
    Hexaware Technologies, Ltd.                            1,734,722  6,286,345       0.1%
    Hikal, Ltd.                                               82,378    175,333       0.0%
*   Himachal Futuristic Communications, Ltd.               5,728,434  1,573,291       0.0%
    Himatsingka Seide, Ltd.                                  231,200    816,215       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                        PERCENTAGE
                                                  SHARES    VALUE++   OF NET ASSETS**
                                                ---------- ---------- ---------------
INDIA -- (Continued)
    Hinduja Global Solutions, Ltd.                  15,689 $   96,637       0.0%
    Hinduja Ventures, Ltd.                          27,826    183,902       0.0%
*   Hindustan Construction Co., Ltd.             1,572,759    492,701       0.0%
    Hindustan Media Ventures, Ltd.                  15,135     58,107       0.0%
    Hitachi Home & Life Solutions India, Ltd.       64,496  1,319,159       0.0%
    Honeywell Automation India, Ltd.                13,522  1,853,167       0.0%
*   Hotel Leela Venture, Ltd.                      104,646     27,762       0.0%
*   Housing Development & Infrastructure, Ltd.   4,217,681  5,432,324       0.1%
    HSIL, Ltd.                                     238,038  1,067,287       0.0%
    HT Media, Ltd.                                 550,399    736,704       0.0%
    Huhtamaki PPL, Ltd.                            117,975    399,848       0.0%
    ICRA, Ltd.                                       2,588    161,786       0.0%
    IDBI Bank, Ltd.                              3,911,420  4,066,368       0.1%
*   IFB Industries, Ltd.                            24,447    127,013       0.0%
    IFCI, Ltd.                                   5,221,683  1,991,282       0.1%
    IIFL Holdings, Ltd.                          1,517,104  4,975,514       0.1%
    IL&FS Transportation Networks, Ltd.            807,052    903,430       0.0%
*   India Cements, Ltd. (The)                    2,012,170  2,699,503       0.1%
*   Indiabulls Real Estate, Ltd.                 1,891,680  1,923,235       0.1%
    Indian Bank                                    742,128  1,090,372       0.0%
*   Indian Hotels Co., Ltd.                      2,969,566  4,696,758       0.1%
*   Indian Overseas Bank                         1,742,294    817,325       0.0%
    Indo Count Industries, Ltd.                     20,376    321,663       0.0%
    Indoco Remedies, Ltd.                          301,562  1,212,610       0.0%
    Indraprastha Gas, Ltd.                         366,128  3,162,710       0.1%
    INEOS Styrolution India, Ltd.                   23,441    218,825       0.0%
    Info Edge India, Ltd.                            5,578     63,072       0.0%
    Ingersoll-Rand India, Ltd.                      89,008    923,712       0.0%
*   Inox Leisure, Ltd.                             368,062  1,142,318       0.0%
*   Intellect Design Arena, Ltd.                   628,348  2,179,475       0.1%
    Ipca Laboratories, Ltd.                        375,952  2,813,224       0.1%
    IRB Infrastructure Developers, Ltd.          1,690,879  5,430,606       0.1%
*   ITD Cementation India, Ltd.                    250,417    460,230       0.0%
    J Kumar Infraprojects, Ltd.                     28,792    101,842       0.0%
    Jagran Prakashan, Ltd.                         841,391  2,012,996       0.1%
    Jai Corp., Ltd.                                104,735    107,052       0.0%
    Jain Irrigation Systems, Ltd.                3,323,749  3,059,705       0.1%
*   Jaiprakash Associates, Ltd.                 11,791,056  1,338,094       0.0%
*   Jaiprakash Power Ventures, Ltd.              6,493,149    454,109       0.0%
    Jammu & Kashmir Bank, Ltd. (The)             2,258,525  2,332,708       0.1%
*   Jaypee Infratech, Ltd.                       3,812,775    421,235       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.           264,873    977,741       0.0%
    JBF Industries, Ltd.                           271,764    855,952       0.0%
    Jindal Poly Films, Ltd.                        133,621    985,189       0.0%
    Jindal Saw, Ltd.                             1,200,649    775,819       0.0%
*   Jindal Steel & Power, Ltd.                   4,199,390  4,381,012       0.1%
    JK Cement, Ltd.                                195,528  1,737,366       0.0%
    JK Lakshmi Cement, Ltd.                        493,007  2,592,995       0.1%
    JK Tyre & Industries, Ltd.                   1,051,099  1,325,783       0.0%
    JM Financial, Ltd.                           2,322,187  1,432,587       0.0%
    JSW Energy, Ltd.                             2,597,902  2,626,096       0.1%
*   JSW Holdings, Ltd.                              22,200    341,282       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                  --------- ---------- ---------------
INDIA -- (Continued)
    Jubilant Foodworks, Ltd.                        325,974 $5,657,695       0.1%
    Jubilant Life Sciences, Ltd.                    505,015  3,036,548       0.1%
    Just Dial, Ltd.                                 170,448  2,160,915       0.1%
    Jyothy Laboratories, Ltd.                       415,956  1,897,799       0.0%
    Kajaria Ceramics, Ltd.                          331,366  5,233,408       0.1%
    Kakinada Fertilizers, Ltd.                      632,948     20,058       0.0%
    Kalpataru Power Transmission, Ltd.              480,876  1,513,204       0.0%
    Kansai Nerolac Paints, Ltd.                     394,828  1,699,835       0.0%
    Karnataka Bank, Ltd. (The)                    1,274,026  2,144,833       0.1%
    Karur Vysya Bank, Ltd. (The)                    471,912  3,415,291       0.1%
    Kaveri Seed Co., Ltd.                           202,438  1,198,841       0.0%
*   KAYA, Ltd.                                        6,469     84,360       0.0%
    KCP, Ltd.                                        29,180     37,066       0.0%
    KEC International, Ltd.                         779,871  1,473,242       0.0%
*   Kesoram Industries, Ltd.                        270,075    472,291       0.0%
    Kewal Kiran Clothing, Ltd.                        1,598     43,372       0.0%
    Kirloskar Brothers, Ltd.                            817      1,568       0.0%
    Kirloskar Oil Engines, Ltd.                     237,212    844,673       0.0%
    Kitex Garments, Ltd.                             40,256    279,252       0.0%
    Kolte-Patil Developers, Ltd.                    193,641    361,393       0.0%
    KPIT Technologies, Ltd.                       1,182,320  2,836,820       0.1%
    KPR Mill, Ltd.                                    9,797    120,408       0.0%
    KRBL, Ltd.                                      518,655  1,757,555       0.0%
    KSB Pumps, Ltd.                                  51,306    526,639       0.0%
*   KSK Energy Ventures, Ltd.                       261,887    130,695       0.0%
    L&T Finance Holdings, Ltd.                    1,926,148  2,087,234       0.1%
    LA Opala RG, Ltd.                                23,458    201,231       0.0%
    Lakshmi Machine Works, Ltd.                      28,316  1,512,056       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                  578,090    711,539       0.0%
*   Lanco Infratech, Ltd.                         5,107,406    379,172       0.0%
*   Mahanagar Telephone Nigam, Ltd.                 573,802    156,806       0.0%
    Maharashtra Seamless, Ltd.                      210,955    642,829       0.0%
    Mahindra & Mahindra Financial Services, Ltd.    761,660  3,439,145       0.1%
*   Mahindra CIE Automotive, Ltd.                   113,417    340,616       0.0%
    Mahindra Holidays & Resorts India, Ltd.         247,801  1,480,911       0.0%
    Mahindra Lifespace Developers, Ltd.             122,860    800,861       0.0%
*   Majesco, Ltd.                                    47,137    406,995       0.0%
    Manappuram Finance, Ltd.                      1,317,142    790,591       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.     1,776,908  1,799,846       0.0%
    Marksans Pharma, Ltd.                           675,243    464,655       0.0%
    Max Financial Services, Ltd.                    960,513  5,246,707       0.1%
    MAX India, Ltd.                                 960,513  1,816,127       0.0%
*   Max Ventures & Industries, Ltd.                 192,103    205,396       0.0%
    Mayur Uniquoters, Ltd.                           16,371     99,983       0.0%
    McLeod Russel India, Ltd.                       504,587  1,448,252       0.0%
    Merck, Ltd.                                      46,217    465,918       0.0%
    MindTree, Ltd.                                  779,604  7,929,445       0.2%
    Mirza International, Ltd.                        37,315     58,239       0.0%
    MOIL, Ltd.                                       86,891    313,024       0.0%
    Monsanto India, Ltd.                             55,175  1,483,969       0.0%
    Motilal Oswal Financial Services, Ltd.           57,598    258,200       0.0%
    Mphasis, Ltd.                                   576,690  4,205,834       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
INDIA -- (Continued)
    MPS, Ltd.                                  28,557 $  291,094       0.0%
    MRF, Ltd.                                   9,763  4,960,099       0.1%
    Muthoot Finance, Ltd.                     175,922    542,596       0.0%
    Natco Pharma, Ltd.                        616,750  4,548,148       0.1%
    National Aluminium Co., Ltd.            2,379,582  1,658,611       0.0%
    Nava Bharat Ventures, Ltd.                 13,117     31,350       0.0%
    Navin Fluorine International, Ltd.          1,862     48,748       0.0%
    Navneet Education, Ltd.                   685,858    886,345       0.0%
    NCC, Ltd.                               5,397,767  6,360,565       0.1%
    Nectar Lifesciences, Ltd.                 229,932    132,790       0.0%
    NESCO, Ltd.                                41,009    965,433       0.0%
    NIIT Technologies, Ltd.                   361,810  2,558,042       0.1%
*   NIIT, Ltd.                                706,562    884,088       0.0%
    Nilkamal, Ltd.                             50,252    930,036       0.0%
*   Nirvikara Paper Mills, Ltd.                25,924     15,123       0.0%
    Nitin Fire Protection Industries, Ltd.    392,998    210,038       0.0%
    Oberoi Realty, Ltd.                       562,095  2,350,445       0.1%
    OCL India, Ltd.                            67,894    507,620       0.0%
    Omaxe, Ltd.                               511,905  1,136,708       0.0%
    OnMobile Global, Ltd.                     178,531    312,017       0.0%
    Orient Cement, Ltd.                       378,234    842,395       0.0%
    Oriental Bank of Commerce                 588,747    802,806       0.0%
    Orissa Minerals Development Co., Ltd.           1         30       0.0%
    Page Industries, Ltd.                      28,392  5,363,860       0.1%
*   Parsvnath Developers, Ltd.                242,960     69,561       0.0%
    PC Jeweller, Ltd.                         459,800  2,478,708       0.1%
    Peninsula Land, Ltd.                      272,113     82,182       0.0%
    Persistent Systems, Ltd.                  247,444  2,765,734       0.1%
    Petronet LNG, Ltd.                      1,512,991  5,990,483       0.1%
    Pfizer, Ltd.                               89,525  2,357,533       0.1%
    Phoenix Mills, Ltd. (The)                 294,322  1,419,785       0.0%
    PI Industries, Ltd.                       424,894  4,112,622       0.1%
    Piramal Enterprises, Ltd.                 197,346  3,584,492       0.1%
    Polaris Consulting & Services, Ltd.        17,126     50,235       0.0%
    Praj Industries, Ltd.                     710,334  1,042,918       0.0%
    Prestige Estates Projects, Ltd.           579,824  1,472,296       0.0%
*   Prism Cement, Ltd.                        645,641    833,934       0.0%
    PTC India Financial Services, Ltd.      2,001,598  1,171,794       0.0%
    PTC India, Ltd.                         2,190,460  2,136,004       0.1%
*   Punj Lloyd, Ltd.                          450,109    158,302       0.0%
    Punjab & Sind Bank                         37,450     20,385       0.0%
    Puravankara Projects, Ltd.                389,976    310,229       0.0%
    PVR, Ltd.                                 104,215  1,320,426       0.0%
    Radico Khaitan, Ltd.                      411,814    545,908       0.0%
    Rain Industries, Ltd.                   1,039,970    577,897       0.0%
    Rallis India, Ltd.                        763,957  2,250,303       0.1%
    Ramco Cements, Ltd. (The)                 568,784  3,861,019       0.1%
*   Ramco Systems, Ltd.                        27,626    310,014       0.0%
    Ratnamani Metals & Tubes, Ltd.             48,826    353,490       0.0%
*   RattanIndia Power, Ltd.                 1,464,412    217,185       0.0%
    Raymond, Ltd.                             259,983  1,655,662       0.0%
    Redington India, Ltd.                   1,693,602  2,772,837       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                            --------- ---------- ---------------
INDIA -- (Continued)
*   REI Agro, Ltd.                          2,301,465 $   15,714       0.0%
    Relaxo Footwears, Ltd.                     72,761    538,396       0.0%
    Reliance Capital, Ltd.                    983,665  6,014,051       0.1%
*   Reliance Communications, Ltd.           2,665,243  2,242,188       0.1%
*   Reliance Defence and Engineering, Ltd.  1,532,809  1,495,510       0.0%
    Reliance Infrastructure, Ltd.           1,132,160  9,163,539       0.2%
    Reliance Power, Ltd.                    5,681,062  4,340,416       0.1%
    Repco Home Finance, Ltd.                   84,271    809,863       0.0%
    Rolta India, Ltd.                         839,332    973,829       0.0%
    Ruchi Soya Industries, Ltd.               838,664    358,345       0.0%
    Sadbhav Engineering, Ltd.                 324,547  1,289,329       0.0%
    Sanghvi Movers, Ltd.                       32,366    141,291       0.0%
    Sanofi India, Ltd.                         34,130  2,268,696       0.1%
    Sharda Cropchem, Ltd.                         588      2,331       0.0%
    Shilpa Medicare, Ltd.                      29,136    207,394       0.0%
*   Shipping Corp. of India, Ltd.             975,179  1,025,916       0.0%
    Shoppers Stop, Ltd.                        32,032    184,884       0.0%
*   Shree Renuka Sugars, Ltd.               1,879,912    377,009       0.0%
    Shriram City Union Finance, Ltd.           10,628    262,058       0.0%
*   Shyam Century Ferrous, Ltd.               137,796     14,533       0.0%
    Simplex Infrastructures, Ltd.             101,949    406,770       0.0%
    Sintex Industries, Ltd.                 3,190,023  3,969,754       0.1%
*   SITI Cable Network, Ltd.                1,329,255    703,370       0.0%
    SJVN, Ltd.                              2,858,624  1,223,117       0.0%
    SKF India, Ltd.                           129,552  2,506,198       0.1%
*   SKS Microfinance, Ltd.                      8,440     77,174       0.0%
    SML ISUZU, Ltd.                            50,670    739,874       0.0%
    Sobha, Ltd.                               390,473  1,721,940       0.0%
    Solar Industries India, Ltd.               25,572  1,313,018       0.0%
    Sona Koyo Steering Systems, Ltd.          361,579    274,816       0.0%
    Sonata Software, Ltd.                     380,623    855,545       0.0%
    South Indian Bank, Ltd. (The)           6,588,178  1,800,233       0.0%
    SREI Infrastructure Finance, Ltd.       1,205,273  1,080,210       0.0%
    SRF, Ltd.                                 206,672  4,260,960       0.1%
    Star Ferro and Cement, Ltd.               137,796    251,942       0.0%
    State Bank of Bikaner & Jaipur            146,666  1,152,679       0.0%
    State Bank of Travancore                  104,431    590,883       0.0%
    Sterlite Technologies, Ltd.             1,345,065  1,785,125       0.0%
    Strides Shasun, Ltd.                      353,724  5,751,665       0.1%
    Sun TV Network, Ltd.                      426,443  2,386,553       0.1%
    Sundaram Finance, Ltd.                     29,140    554,434       0.0%
    Sundaram-Clayton, Ltd.                      3,890    120,775       0.0%
    Sundram Fasteners, Ltd.                   626,287  1,532,497       0.0%
    Sunteck Realty, Ltd.                        7,106     22,842       0.0%
    Suprajit Engineering, Ltd.                 36,500     76,781       0.0%
    Supreme Industries, Ltd.                  302,365  3,645,786       0.1%
    Supreme Petrochem, Ltd.                   103,075    237,170       0.0%
*   Suzlon Energy, Ltd.                       400,099     90,523       0.0%
    Swaraj Engines, Ltd.                       14,398    236,448       0.0%
    Symphony, Ltd.                              9,390    336,860       0.0%
    Syndicate Bank                          1,354,916  1,418,320       0.0%
    TAKE Solutions, Ltd.                      440,470    846,729       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE++   OF NET ASSETS**
                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd.            173,348 $   609,276       0.0%
    Tata Chemicals, Ltd.                           600,945   3,669,084       0.1%
    Tata Communications, Ltd.                      879,044   5,441,341       0.1%
    Tata Elxsi, Ltd.                               255,993   7,341,011       0.2%
    Tata Global Beverages, Ltd.                  3,480,804   6,289,343       0.1%
    Tata Sponge Iron, Ltd.                          21,337     183,973       0.0%
*   Tata Teleservices Maharashtra, Ltd.          4,512,759     458,059       0.0%
    Techno Electric & Engineering Co., Ltd.        125,949     989,772       0.0%
    Texmaco Rail & Engineering, Ltd.               333,325     522,827       0.0%
    Thermax, Ltd.                                  305,495   3,526,479       0.1%
    Tide Water Oil Co India, Ltd.                    1,388     129,111       0.0%
    Time Technoplast, Ltd.                         461,614     331,895       0.0%
*   Timken India, Ltd.                             190,272   1,478,135       0.0%
    Titagarh Wagons, Ltd.                          675,667     929,658       0.0%
    Torrent Pharmaceuticals, Ltd.                  107,851   2,325,524       0.1%
    Torrent Power, Ltd.                          1,124,547   3,946,336       0.1%
    Transport Corp. of India, Ltd.                 258,350   1,038,879       0.0%
    Tree House Education and Accessories, Ltd.     164,025     192,512       0.0%
    Trent, Ltd.                                     44,915   1,156,461       0.0%
*   Triveni Engineering & Industries, Ltd.         268,720     212,976       0.0%
    Triveni Turbine, Ltd.                          517,440     848,821       0.0%
    TTK Prestige, Ltd.                              41,568   2,793,580       0.1%
    Tube Investments of India, Ltd.                517,575   3,195,304       0.1%
*   TV18 Broadcast, Ltd.                         4,813,062   2,814,673       0.1%
    TVS Motor Co., Ltd.                          2,128,314  10,230,508       0.2%
    UCO Bank                                     1,352,675     807,271       0.0%
    Uflex, Ltd.                                    232,965     620,617       0.0%
    Unichem Laboratories, Ltd.                     341,606   1,264,607       0.0%
    Union Bank of India                          2,801,165   5,365,122       0.1%
*   Unitech, Ltd.                               12,950,453     934,162       0.0%
    UPL, Ltd.                                       62,261     505,642       0.0%
*   Usha Martin, Ltd.                               30,162       6,630       0.0%
    V-Guard Industries, Ltd.                        96,893   1,384,007       0.0%
    VA Tech Wabag, Ltd.                            268,108   2,316,506       0.1%
*   Vaibhav Global, Ltd.                             3,689      17,302       0.0%
    Vakrangee, Ltd.                                933,077   2,764,155       0.1%
    Vardhman Textiles, Ltd.                        169,995   2,222,123       0.1%
    Vesuvius India, Ltd.                             1,802      20,773       0.0%
    Videocon Industries, Ltd.                    1,015,651   1,634,013       0.0%
    Vijaya Bank                                  2,025,328     964,612       0.0%
    Vinati Organics, Ltd.                            7,383      50,859       0.0%
    VIP Industries, Ltd.                           954,062   1,651,617       0.0%
    Voltas, Ltd.                                 1,586,434   7,018,346       0.1%
    VST Industries, Ltd.                            25,647     629,435       0.0%
    WABCO India, Ltd.                               24,700   2,165,941       0.1%
    Welspun Corp., Ltd.                            826,716   1,375,324       0.0%
*   Welspun Enterprises, Ltd.                      423,792     396,488       0.0%
    Welspun India, Ltd.                          2,211,311   3,313,567       0.1%
*   Whirlpool of India, Ltd.                        30,429     340,595       0.0%
*   Wockhardt, Ltd.                                188,374   2,798,967       0.1%
    Zensar Technologies, Ltd.                      120,339   1,777,913       0.0%
    Zuari Agro Chemicals, Ltd.                      21,687      56,504       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                            SHARES      VALUE++    OF NET ASSETS**
                                                          ----------- ------------ ---------------
INDIA -- (Continued)
    Zydus Wellness, Ltd.                                      110,685 $  1,248,757       0.0%
                                                                      ------------      ----
TOTAL INDIA                                                            694,522,937      13.5%
                                                                      ------------      ----
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT                          49,957,800    3,495,505       0.1%
    Adaro Energy Tbk PT                                    10,991,400      605,846       0.0%
    Adhi Karya Persero Tbk PT                              32,012,188    6,464,768       0.1%
*   Agung Podomoro Land Tbk PT                             89,645,200    1,724,587       0.0%
    Alam Sutera Realty Tbk PT                              98,185,400    2,936,470       0.1%
*   Aneka Tambang Persero Tbk PT                          110,944,138    6,382,534       0.1%
    Arwana Citramulia Tbk PT                               28,902,300    1,311,373       0.0%
    Asahimas Flat Glass Tbk PT                                983,000      506,710       0.0%
    Astra Graphia Tbk PT                                    2,211,000      332,209       0.0%
*   Bakrie and Brothers Tbk PT                            177,337,600       94,128       0.0%
*   Bakrie Sumatera Plantations Tbk PT                     58,428,800      221,523       0.0%
*   Bakrie Telecom Tbk PT                                  80,514,398      305,256       0.0%
*   Bakrieland Development Tbk PT                          49,062,573      186,012       0.0%
    Bank Bukopin Tbk                                       36,274,366    1,647,729       0.0%
*   Bank Pan Indonesia Tbk PT                              17,860,600    1,060,625       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT   33,665,700    2,393,951       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT               5,521,400      192,176       0.0%
    Bank Tabungan Negara Persero Tbk PT                    63,543,149    8,450,084       0.2%
*   Barito Pacific Tbk PT                                  10,694,100      416,718       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                  22,607,000      482,074       0.0%
*   Benakat Integra Tbk PT                                151,498,600      573,469       0.0%
*   Berau Coal Energy Tbk PT                               40,089,600       46,738       0.0%
*   Berlian Laju Tanker Tbk PT                             35,106,366           --       0.0%
    BISI International Tbk PT                              15,524,100    1,954,493       0.1%
*   Budi Starch & Sweetener Tbk PT                          5,636,800       28,982       0.0%
*   Bumi Resources Tbk PT                                  87,655,400      332,253       0.0%
*   Bumi Teknokultura Unggul Tbk PT                         3,103,200      285,492       0.0%
*   Central Proteina Prima Tbk PT                           6,944,300       26,327       0.0%
    Ciputra Development Tbk PT                             52,875,059    4,973,173       0.1%
    Ciputra Property Tbk PT                                31,257,485    1,168,487       0.0%
    Ciputra Surya Tbk PT                                    7,901,298    1,256,050       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                   15,488,875    2,066,869       0.1%
*   Clipan Finance Indonesia Tbk PT                         1,482,000       29,309       0.0%
*   Darma Henwa Tbk PT                                     57,413,100       52,241       0.0%
*   Davomas Abadi Tbk PT                                   11,631,700           --       0.0%
*   Delta Dunia Makmur Tbk PT                               2,393,800       26,457       0.0%
    Dharma Satya Nusantara Tbk PT                           1,751,000       67,717       0.0%
*   Eagle High Plantations Tbk PT                         100,062,100    2,145,719       0.1%
    Elnusa Tbk PT                                          44,470,200    1,656,405       0.0%
*   Energi Mega Persada Tbk PT                            269,426,500    1,020,789       0.0%
    Erajaya Swasembada Tbk PT                              14,532,000      808,014       0.0%
*   Eureka Prima Jakarta Tbk PT                            10,855,300      378,636       0.0%
*   Ever Shine Textile Tbk PT                               3,654,640       54,592       0.0%
*   Exploitasi Energi Indonesia Tbk PT                     28,522,100      149,056       0.0%
    Fajar Surya Wisesa Tbk PT                                 672,500       76,223       0.0%
    Gajah Tunggal Tbk PT                                   20,013,000    1,202,510       0.0%
*   Garuda Indonesia Persero Tbk PT                        40,672,049    1,365,113       0.0%
    Global Mediacom Tbk PT                                 25,639,900    2,247,029       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Hanson International Tbk PT                             46,816,700 $2,871,196       0.1%
*   Harum Energy Tbk PT                                      7,947,000    544,916       0.0%
    Hexindo Adiperkasa Tbk PT                                  508,500     67,830       0.0%
    Holcim Indonesia Tbk PT                                  5,322,900    416,974       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                    21,337,800  1,616,774       0.0%
    Indo Tambangraya Megah Tbk PT                            2,866,800  1,691,728       0.0%
*   Indo-Rama Synthetics Tbk PT                                252,800     14,398       0.0%
    Indomobil Sukses Internasional Tbk PT                       33,000      4,644       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT             7,895,100    298,832       0.0%
*   Inovisi Infracom Tbk PT                                  1,806,467      3,005       0.0%
    Intiland Development Tbk PT                             66,324,732  2,560,544       0.1%
    Japfa Comfeed Indonesia Tbk PT                          39,950,800  2,792,342       0.1%
    Jaya Real Property Tbk PT                               10,131,400    575,403       0.0%
    Kawasan Industri Jababeka Tbk PT                       169,792,179  3,362,201       0.1%
*   Krakatau Steel Persero Tbk PT                           20,075,700    957,248       0.0%
*   Kresna Graha Investama Tbk PT                            3,636,800    668,487       0.0%
    Link Net Tbk PT                                          1,836,500    585,787       0.0%
*   Lippo Cikarang Tbk PT                                    4,398,600  2,435,430       0.1%
*   Malindo Feedmill Tbk PT                                  7,762,400    804,241       0.0%
    Matahari Putra Prima Tbk PT                              8,935,128    996,246       0.0%
    Medco Energi Internasional Tbk PT                       14,307,500  1,812,798       0.0%
*   Mitra Adiperkasa Tbk PT                                  8,090,600  2,570,481       0.1%
    Mitra Pinasthika Mustika Tbk PT                          4,326,800    156,967       0.0%
    MNC Investama Tbk PT                                   182,915,400  2,339,075       0.1%
*   MNC Sky Vision Tbk PT                                    1,540,200    150,974       0.0%
    Modernland Realty Tbk PT                                83,624,400  2,420,066       0.1%
    Multipolar Tbk PT                                       68,335,900  1,952,169       0.0%
    Multistrada Arah Sarana Tbk PT                           6,288,800    101,105       0.0%
    Nippon Indosari Corpindo Tbk PT                         17,449,200  1,917,098       0.0%
*   Nirvana Development Tbk PT                              12,672,100     96,962       0.0%
*   Nusantara Infrastructure Tbk PT                        110,612,800    971,222       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                         1,245,900     64,172       0.0%
*   Pacific Strategic Financial Tbk PT                       2,243,700    105,416       0.0%
    Pan Brothers Tbk PT                                     41,292,900  1,551,221       0.0%
*   Panasia Indo Resources Tbk PT                               59,000      3,445       0.0%
*   Panin Financial Tbk PT                                 186,464,500  2,551,742       0.1%
    Panin Sekuritas Tbk PT                                      31,500      7,988       0.0%
*   Paninvest Tbk PT                                         8,124,500    316,124       0.0%
    Pembangunan Perumahan Persero Tbk PT                    16,393,100  4,543,515       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT   36,302,600  4,206,675       0.1%
*   PT Texmaco Jaya Tbk                                         93,000         --       0.0%
    Ramayana Lestari Sentosa Tbk PT                         36,840,100  1,953,478       0.0%
*   Resource Alam Indonesia Tbk PT                           1,074,300     53,508       0.0%
    Salim Ivomas Pratama Tbk PT                             36,152,200  1,329,223       0.0%
    Samindo Resources Tbk PT                                   419,450     16,184       0.0%
    Sampoerna Agro PT                                        6,143,100    927,140       0.0%
    Sawit Sumbermas Sarana Tbk PT                           35,062,400  4,927,350       0.1%
*   Sekawan Intipratama Tbk PT                               9,367,900     44,218       0.0%
    Selamat Sempurna Tbk PT                                  5,514,200  1,974,422       0.1%
    Semen Baturaja Persero Tbk PT                           28,165,800  1,042,533       0.0%
    Sentul City Tbk PT                                     277,559,400  1,678,272       0.0%
*   Sigmagold Inti Perkasa Tbk PT                            8,843,400    280,278       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                    SHARES      VALUE++    OF NET ASSETS**
                                                  ----------- ------------ ---------------
INDONESIA -- (Continued)
    Siloam International Hospitals Tbk PT           1,705,800 $  1,092,227       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT    1,037,460      231,777       0.0%
    Sri Rejeki Isman Tbk PT                       115,408,631    2,513,516       0.1%
*   Sugih Energy Tbk PT                           162,320,200    4,244,116       0.1%
    Summarecon Agung Tbk PT                         7,427,164      876,265       0.0%
*   Surabaya Agung Industri Pulp & Kertas Tbk PT       64,500           --       0.0%
*   Surya Dumai Industri Tbk                        3,298,500           --       0.0%
    Surya Semesta Internusa Tbk PT                 41,040,100    2,139,867       0.1%
*   Suryainti Permata Tbk PT                        7,252,000           --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT      5,109,100    2,717,693       0.1%
    Tempo Scan Pacific Tbk PT                       1,225,200      185,626       0.0%
*   Tiga Pilar Sejahtera Food Tbk                  19,116,000    1,631,668       0.0%
    Timah Persero Tbk PT                           33,404,514    1,954,481       0.1%
    Tiphone Mobile Indonesia Tbk PT                22,584,500    1,171,039       0.0%
    Total Bangun Persada Tbk PT                    15,425,800      816,088       0.0%
*   Trada Maritime Tbk PT                          12,248,113       46,437       0.0%
    Trias Sentosa Tbk PT                           34,914,100      827,335       0.0%
*   Trimegah Securities Tbk PT                      3,569,000       16,760       0.0%
*   Truba Alam Manunggal Engineering PT            21,316,500       22,629       0.0%
    Tunas Baru Lampung Tbk PT                      15,826,700      747,595       0.0%
    Tunas Ridean Tbk PT                            12,965,700    1,056,980       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT    3,657,400    1,160,025       0.0%
    Unggul Indah Cahaya Tbk PT                         48,239        4,883       0.0%
*   Vale Indonesia Tbk PT                          10,884,800    1,528,933       0.0%
*   Visi Media Asia Tbk PT                         55,056,100    1,581,303       0.0%
    Wijaya Karya Persero Tbk PT                    13,774,400    2,759,121       0.1%
                                                              ------------       ---
TOTAL INDONESIA                                                157,862,832       3.1%
                                                              ------------       ---
MALAYSIA -- (4.5%)
    7-Eleven Malaysia Holdings Bhd Class B            230,600       82,037       0.0%
*   Adventa Bhd                                         4,600          993       0.0%
#   Aeon Co. M Bhd                                  4,094,700    2,953,305       0.1%
    Aeon Credit Service M Bhd                         100,200      337,877       0.0%
    Affin Holdings Bhd                              1,512,020      896,740       0.0%
    AirAsia Bhd                                    16,357,800    7,940,553       0.2%
#*  AirAsia X Bhd                                   9,543,100      828,131       0.0%
#*  Alam Maritim Resources Bhd                      3,929,100      376,050       0.0%
    Alliance Financial Group Bhd                      477,900      489,322       0.0%
*   Allianz Malaysia Bhd                               59,200      154,350       0.0%
    Amway Malaysia Holdings Bhd                       399,300      972,468       0.0%
    Ann Joo Resources Bhd                             787,050      235,391       0.0%
*   Anson Perdana Bhd                                  10,000           --       0.0%
    APM Automotive Holdings Bhd                       256,900      256,395       0.0%
    Barakah Offshore Petroleum Bhd                  1,884,200      346,624       0.0%
    Benalec Holdings Bhd                            6,180,000      790,192       0.0%
    Berjaya Assets Bhd                                848,300      173,762       0.0%
#   Berjaya Auto Bhd                                4,431,100    2,494,151       0.1%
#   Berjaya Corp. Bhd                              26,281,600    2,584,921       0.1%
    Berjaya Food Bhd                                   91,100       44,055       0.0%
*   Berjaya Land Bhd                                3,734,000      664,955       0.0%
    Berjaya Sports Toto Bhd                         2,001,767    1,557,900       0.0%
    BIMB Holdings Bhd                               1,101,208    1,084,380       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                               ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Bina Darulaman Bhd                            199,200 $   33,582       0.0%
    Bintulu Port Holdings Bhd                      25,900     44,854       0.0%
    BLD Plantation Bhd                             21,400     47,014       0.0%
    Bonia Corp. Bhd                             1,427,000    218,834       0.0%
    Boustead Holdings Bhd                       1,107,872  1,102,598       0.0%
#   Boustead Plantations Bhd                      281,600    107,260       0.0%
#*  Bumi Armada Bhd                             8,350,000  1,685,950       0.0%
#   Bursa Malaysia Bhd                          3,794,400  8,162,844       0.2%
#   Cahya Mata Sarawak Bhd                      3,362,500  3,300,953       0.1%
    Can-One Bhd                                   450,300    472,714       0.0%
    Carlsberg Brewery Malaysia Bhd Class B      1,176,600  4,062,995       0.1%
    Carotech Bhd                                  230,650        236       0.0%
#   CB Industrial Product Holding Bhd           2,940,340  1,693,646       0.1%
    CCM Duopharma Biotech Bhd                      36,500     22,506       0.0%
    Chin Teck Plantations Bhd                      33,000     70,458       0.0%
    Coastal Contracts Bhd                       2,580,766  1,074,012       0.0%
    Crescendo Corp. Bhd                            19,900      8,560       0.0%
    CSC Steel Holdings Bhd                        555,500    201,965       0.0%
    Cypark Resources Bhd                        1,333,500    677,946       0.0%
*   D&O Green Technologies Bhd                    149,900     11,498       0.0%
    Daibochi Plastic & Packaging Industry Bhd     110,880     58,752       0.0%
#   Datasonic Group Bhd                         2,535,400    854,802       0.0%
*   Datuk Keramik Holdings Bhd                     24,000         --       0.0%
*   Daya Materials Bhd                         15,160,200    310,535       0.0%
#   Dayang Enterprise Holdings Bhd              2,930,496    979,644       0.0%
    DKSH Holdings Malaysia Bhd                    123,000    122,523       0.0%
#   DRB-Hicom Bhd                               8,897,200  2,207,248       0.1%
    Dutch Lady Milk Industries Bhd                141,300  1,917,237       0.1%
#*  Eastern & Oriental Bhd                      7,270,547  2,846,987       0.1%
    ECM Libra Financial Group Bhd                 183,666     17,106       0.0%
#*  Eco World Development Group Bhd             3,244,500  1,069,966       0.0%
    Ekovest BHD                                   125,600     45,716       0.0%
#   Evergreen Fibreboard Bhd                    6,164,250  1,702,026       0.1%
    FAR East Holdings Bhd                          61,500    123,576       0.0%
#   Felda Global Ventures Holdings Bhd          3,952,700  1,464,413       0.0%
*   Fountain View Development Bhd                 808,200         --       0.0%
    Gadang Holdings Bhd                           260,200    138,161       0.0%
    Gas Malaysia Bhd                              378,800    223,572       0.0%
    GD Express Carrier Bhd                        564,986    217,968       0.0%
*   Global Oriental Bhd                           766,800     96,924       0.0%
#   Globetronics Technology Bhd                 1,917,160  1,677,036       0.0%
    Glomac Bhd                                  2,854,800    595,098       0.0%
*   Golden Plus Holding Bhd                       216,000         --       0.0%
    Goldis Bhd                                    604,277    404,661       0.0%
    GuocoLand Malaysia Bhd                      1,535,500    486,322       0.0%
    Hai-O Enterprise Bhd                          722,380    469,288       0.0%
#   HAP Seng Consolidated Bhd                   2,889,940  5,667,317       0.1%
    Hap Seng Plantations Holdings Bhd           1,686,900  1,031,183       0.0%
    Heineken Malaysia Bhd                         877,000  3,373,618       0.1%
    Hiap Teck Venture Bhd                         999,700    129,093       0.0%
*   Hibiscus Petroleum Bhd                        381,400     18,524       0.0%
#   Hock Seng LEE Bhd                           1,581,416    736,062       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                PERCENTAGE
                                                          SHARES    VALUE++   OF NET ASSETS**
                                                        ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Hong Leong Industries Bhd                              715,200 $1,347,701       0.0%
    Hovid Bhd                                            3,670,800    403,280       0.0%
    Hua Yang Bhd                                         1,465,400    674,710       0.0%
    Hume Industries Bhd                                    281,872    223,469       0.0%
    Hup Seng Industries Bhd                              1,389,233    465,532       0.0%
    Hwang Capital Malaysia Bhd                               3,300      1,850       0.0%
    I-Bhd                                                2,682,700    353,164       0.0%
    IFCA MSC Bhd                                         3,143,100    508,901       0.0%
    IJM Plantations Bhd                                  1,755,200  1,566,888       0.0%
#   Inari Amertron Bhd                                   3,268,765  2,282,534       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                    1,045,300    199,046       0.0%
    Insas Bhd                                            5,261,381    913,619       0.0%
*   Iris Corp. Bhd                                      12,817,700    507,701       0.0%
#*  Iskandar Waterfront City Bhd                         3,147,800    739,438       0.0%
*   JAKS Resources Bhd                                   3,430,900    929,079       0.0%
    Jaya Tiasa Holdings Bhd                              2,997,627  1,032,944       0.0%
#   JCY International Bhd                                4,218,100    711,310       0.0%
    K&N Kenanga Holdings Bhd                             1,871,360    236,900       0.0%
#   Karex Bhd                                            1,354,049    896,557       0.0%
    Keck Seng Malaysia Bhd                                 847,250  1,089,714       0.0%
*   Kian JOO CAN Factory Bhd                             1,893,880  1,574,810       0.0%
    Kim Loong Resources Bhd                                308,960    267,843       0.0%
    Kimlun Corp. Bhd                                       659,800    296,781       0.0%
    KLCCP Stapled Group                                     11,900     21,943       0.0%
#*  KNM Group Bhd                                       16,720,480  2,024,576       0.1%
#   Kossan Rubber Industries                             4,143,500  6,362,316       0.1%
#   KPJ Healthcare Bhd                                   6,538,825  7,083,197       0.2%
*   Kretam Holdings Bhd                                  3,550,900    498,996       0.0%
#   KSL Holdings Bhd                                     5,292,218  1,692,557       0.1%
*   KUB Malaysia Bhd                                     1,046,600     74,782       0.0%
#*  Kulim Malaysia Bhd                                   4,012,300  4,067,314       0.1%
*   Kumpulan Europlus Bhd                                  406,000     92,851       0.0%
    Kumpulan Fima Bhd                                      883,150    424,788       0.0%
    Kumpulan Perangsang Selangor Bhd                     2,387,300    646,261       0.0%
*   Kwantas Corp. Bhd                                      390,200    146,393       0.0%
    Land & General Bhd                                   8,947,700    777,331       0.0%
#*  Landmarks Bhd                                        1,775,200    414,787       0.0%
    LBS Bina Group Bhd                                   2,772,100  1,127,856       0.0%
    Lingkaran Trans Kota Holdings Bhd                    1,077,000  1,459,143       0.0%
*   Lion Industries Corp. Bhd                            2,532,700    278,287       0.0%
    LPI Capital Bhd                                        202,270    792,797       0.0%
    Magnum Bhd                                           4,658,000  2,896,426       0.1%
    Mah Sing Group Bhd                                  13,005,387  4,857,709       0.1%
    Malayan Flour Mills Bhd                              1,707,450    536,707       0.0%
#   Malaysia Building Society Bhd                        2,932,881    974,777       0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd   3,250,700    930,469       0.0%
#   Malaysian Bulk Carriers Bhd                          3,215,000    681,279       0.0%
#   Malaysian Pacific Industries Bhd                       803,913  1,520,997       0.0%
    Malaysian Resources Corp. Bhd                       11,540,249  3,565,631       0.1%
    Malton Bhd                                             930,100    165,210       0.0%
*   Mancon Bhd                                              12,000         --       0.0%
#   Matrix Concepts Holdings Bhd                         2,150,067  1,380,511       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                          ---------- ---------- ---------------
MALAYSIA -- (Continued)
    MBM Resources Bhd                      1,478,796 $  821,202       0.0%
    Media Chinese International, Ltd.      3,771,300    698,734       0.0%
    Media Prima Bhd                        7,530,003  2,715,042       0.1%
#   Mega First Corp. Bhd                     556,300    248,885       0.0%
*   MEMS Technology Bhd                    1,917,000         --       0.0%
    Mitrajaya Holdings Bhd                 2,130,500    663,940       0.0%
    MK Land Holdings Bhd                   3,077,600    263,431       0.0%
    MKH Bhd                                1,613,390  1,043,408       0.0%
    MMC Corp. Bhd                            264,800    142,410       0.0%
*   MNRB Holdings Bhd                        826,700    637,347       0.0%
#*  MPHB Capital Bhd                       1,265,200    465,278       0.0%
*   Mudajaya Group Bhd                     2,167,266    653,379       0.0%
    Muhibbah Engineering M Bhd             3,397,850  2,040,579       0.1%
*   Mulpha International Bhd              15,624,800  1,197,944       0.0%
#   My EG Services Bhd                    14,422,400  7,412,061       0.2%
#   Naim Holdings Bhd                      1,751,900  1,025,549       0.0%
*   Nikko Electronics Bhd                     36,600         --       0.0%
    NTPM Holdings Bhd                        640,000    157,082       0.0%
    OCK Group Bhd                            977,700    194,977       0.0%
    Oldtown Bhd                            2,452,850    920,686       0.0%
    Oriental Holdings Bhd                    233,800    415,815       0.0%
    OSK Holdings Bhd                       5,458,070  2,303,272       0.1%
    Pacific & Orient Bhd                     205,000     69,254       0.0%
#   Padini Holdings Bhd                    4,629,400  2,592,662       0.1%
    Panasonic Manufacturing Malaysia Bhd     159,584  1,167,573       0.0%
*   Panglobal Bhd                             14,000         --       0.0%
    Pantech Group Holdings Bhd             1,729,625    249,817       0.0%
    Paramount Corp. Bhd                      410,525    165,826       0.0%
#*  Parkson Holdings Bhd                   4,701,708  1,094,350       0.0%
*   Perisai Petroleum Teknologi Bhd        8,359,300    553,334       0.0%
    PESTECH International Bhd                172,900    284,259       0.0%
    Pharmaniaga Bhd                          709,060  1,017,981       0.0%
    Pie Industrial Bhd                       186,420    622,004       0.0%
    POS Malaysia BHD                       3,263,100  2,419,260       0.1%
    Power Root Bhd                           189,500    102,550       0.0%
    Press Metal Bhd                        3,972,700  2,979,619       0.1%
#   Prestariang Bhd                        2,251,100  1,436,034       0.0%
*   Prime Utilities Bhd                        3,000         --       0.0%
    Protasco Bhd                           1,940,600    843,710       0.0%
#   Puncak Niaga Holdings Bhd              1,914,120    587,735       0.0%
#   QL Resources Bhd                       4,039,930  4,519,961       0.1%
    RCE Capital Bhd                          176,037     33,975       0.0%
#*  Rimbunan Sawit Bhd                     3,525,300    491,031       0.0%
#   Salcon Bhd                             6,650,300  1,095,635       0.0%
    Sarawak Cable Bhd                        405,600    154,229       0.0%
    Sarawak Oil Palms Bhd                    506,260    570,457       0.0%
    Scientex Bhd                             793,262  2,537,085       0.1%
*   Scomi Energy Services Bhd              1,891,700    113,347       0.0%
*   Scomi Group Bhd                       10,459,800    467,565       0.0%
*   Seal, Inc. Bhd                            64,300      7,971       0.0%
    SEG International Bhd                     85,100     27,855       0.0%
    Selangor Dredging Bhd                  1,118,200    291,992       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Selangor Properties Bhd                         217,400 $  278,196       0.0%
    Shangri-La Hotels Malaysia Bhd                  418,700    609,376       0.0%
*   Shell Refining Co. Federation of Malaya Bhd      24,000     18,890       0.0%
    SHL Consolidated Bhd                            246,000    185,699       0.0%
#   SKP Resources Bhd                               819,700    280,783       0.0%
#   Star Media Group Bhd                          2,042,700  1,270,443       0.0%
*   Sumatec Resources Bhd                         9,919,300    303,470       0.0%
    Sunway Bhd                                    3,847,460  3,082,735       0.1%
    Sunway Construction Group Bhd                   297,536    123,286       0.0%
#   Supermax Corp. Bhd                            5,844,400  3,887,360       0.1%
    Suria Capital Holdings Bhd                      702,700    407,848       0.0%
#   Syarikat Takaful Malaysia Bhd                 2,641,600  2,685,086       0.1%
    Symphony Life Bhd                               583,326    105,960       0.0%
    Ta Ann Holdings Bhd                           1,515,408  1,858,198       0.1%
    TA Enterprise Bhd                            10,182,800  1,432,036       0.0%
    TA Global Bhd                                 9,613,540    588,898       0.0%
*   Talam Transform Bhd                           5,646,800     72,243       0.0%
#   Taliworks Corp. Bhd                           1,291,650    435,933       0.0%
    Tambun Indah Land Bhd                         1,690,300    601,305       0.0%
#   TAN Chong Motor Holdings Bhd                  1,992,000  1,138,368       0.0%
*   Tanjung Offshore Bhd                          1,465,800    116,127       0.0%
    Tasek Corp. Bhd                                  86,800    346,501       0.0%
#   TDM Bhd                                       8,018,200  1,465,456       0.0%
*   TH Heavy Engineering Bhd                      6,672,700    221,546       0.0%
#   TH Plantations Bhd                            1,665,860    514,731       0.0%
    Time dotCom Bhd                               2,074,988  3,915,905       0.1%
    Tiong NAM Logistics Holdings                  1,886,500    617,960       0.0%
    TMC Life Sciences Bhd                           356,400     70,181       0.0%
#   Top Glove Corp. Bhd                           5,314,520  6,743,117       0.1%
    Tropicana Corp. Bhd                           4,424,946  1,131,819       0.0%
#   TSH Resources Bhd                             4,203,600  2,182,396       0.1%
#   Tune Protect Group Bhd                        4,342,000  1,475,602       0.0%
    Uchi Technologies Bhd                         1,765,000    780,593       0.0%
#   UEM Edgenta Bhd                               3,070,200  2,974,480       0.1%
#   UEM Sunrise Bhd                              11,202,900  2,915,742       0.1%
#*  UMW Oil & Gas Corp. Bhd                       5,251,100  1,252,160       0.0%
    Unisem M Bhd                                  4,192,490  2,370,033       0.1%
    United Malacca Bhd                              396,150    604,226       0.0%
    United Plantations Bhd                          435,200  2,986,361       0.1%
    United U-Li Corp. Bhd                           613,900    844,806       0.0%
#   UOA Development Bhd                           4,133,500  2,326,671       0.1%
#*  Uzma Bhd                                        900,800    456,166       0.0%
#   VS Industry Bhd                               6,529,330  2,019,865       0.1%
#   Wah Seong Corp. Bhd                           2,907,569    561,104       0.0%
#   WCT Holdings Bhd                              7,790,699  3,264,158       0.1%
    Wellcall Holdings Bhd                         2,017,300  1,243,874       0.0%
    Wing Tai Malaysia Bhd                         1,065,150    324,542       0.0%
    WTK Holdings Bhd                              2,688,000    824,281       0.0%
#   Yinson Holdings Bhd                           1,705,900  1,203,448       0.0%
*   YNH Property Bhd                              2,847,289  1,434,145       0.0%
    YTL E-Solutions Bhd                           3,055,000    414,955       0.0%
*   YTL Land & Development Bhd                    1,204,600    194,119       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                               --------- ------------ ---------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd                                          1,156,633 $    434,622       0.0%
                                                                         ------------       ---
TOTAL MALAYSIA                                                            258,085,894       5.0%
                                                                         ------------       ---
MEXICO -- (3.8%)
#   Alpek S.A.B. de C.V.                                       3,571,730    5,985,183       0.1%
#   Alsea S.A.B. de C.V.                                       6,247,966   23,950,116       0.5%
#*  Axtel S.A.B. de C.V.                                       7,758,264    3,454,200       0.1%
#   Banregio Grupo Financiero S.A.B. de C.V.                   2,323,229   13,949,110       0.3%
*   Bio Pappel S.A.B. de C.V.                                    506,435      652,889       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                   5,010,857    8,309,367       0.2%
*   Cia Minera Autlan S.A.B. de C.V. Series B                    255,333      100,473       0.0%
#   Consorcio ARA S.A.B. de C.V. Series *                      8,924,300    3,490,948       0.1%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR         95,878    2,001,933       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    263,126      550,121       0.0%
*   Corp Interamericana de Entretenimiento SAB de CV Class B     960,372      864,101       0.0%
    Corp. Actinver SAB de C.V.                                   187,852      154,991       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                    5,180,125    8,430,482       0.2%
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.                  1,323          627       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                      861,300    2,903,599       0.1%
    Corporativo Fragua S.A.B. de C.V.                                  3           38       0.0%
*   Corporativo GBM S.A.B. de C.V.                                22,477       18,290       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                       1,136,464    2,500,206       0.1%
    Cydsa S.A.B. de C.V.                                           3,875        5,088       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                           78,182       15,450       0.0%
*   Empaques Ponderosa S.A. de C.V.                              206,000           --       0.0%
#*  Empresas ICA S.A.B. de C.V.                                2,446,496      523,295       0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                    776,820      692,768       0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR                62,171       12,937       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B           7,465,092    8,200,704       0.2%
    Gentera S.A.B. de C.V.                                     7,403,631   14,691,375       0.3%
    Gruma S.A.B. de C.V. Class B                                 201,800    2,941,496       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                            2,880,666    6,571,836       0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.        2,374,699   13,769,532       0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR        3,642      169,098       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           10,679    1,008,311       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B    1,192,976   11,264,336       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            36,118    5,556,393       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B       356,546    5,490,982       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                   818,100    2,401,330       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                      2,739,021    7,751,563       0.2%
*   Grupo Famsa S.A.B. de C.V. Class A                         2,729,063    2,070,038       0.0%
#   Grupo Financiero Interacciones SA de C.V.                    736,566    4,170,320       0.1%
#   Grupo Herdez S.A.B. de C.V. Series *                       1,955,295    4,301,623       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B               592,181      781,674       0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V.                     272,900      515,356       0.0%
    Grupo KUO S.A.B. de C.V. Series B                            758,658    1,455,171       0.0%
*   Grupo Pochteca S.A.B. de C.V.                                585,177      340,127       0.0%
*   Grupo Posadas S.A.B. de C.V.                                 198,900      527,174       0.0%
*   Grupo Qumma SA de C.V. Series B                              105,334           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                                303,185      418,881       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                        1,622,050    5,405,058       0.1%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                       5,180       51,127       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                               SHARES      VALUE++    OF NET ASSETS**
                                                             ----------- ------------ ---------------
MEXICO -- (Continued)
#*  Grupo Sports World S.A.B. de C.V.                            585,081 $    646,136       0.0%
#*  Hoteles City Express S.A.B. de C.V.                          733,978      917,225       0.0%
#   Industrias Bachoco S.A.B. de C.V. ADR                         40,580    2,040,768       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                 1,371,175    5,746,221       0.1%
#*  Industrias CH S.A.B. de C.V. Series B                      2,230,124    9,288,808       0.2%
*   La Comer S.A.B. de C.V.                                    1,431,154    1,497,314       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                   2,820,323      147,535       0.0%
    Megacable Holdings S.A.B. de C.V.                          1,429,103    6,608,646       0.1%
#*  Minera Frisco S.A.B. de C.V.                               1,484,353    1,063,786       0.0%
*   OHL Mexico S.A.B. de C.V.                                  2,861,799    4,702,395       0.1%
#   Organizacion Cultiba S.A.B. de C.V.                        1,148,096    1,588,215       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                    6,317       15,204       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       36,247      459,517       0.0%
*   Qualitas Controladora S.A.B. de C.V.                         892,402    1,193,524       0.0%
    Rassini S.A.B. de C.V.                                        90,235      421,577       0.0%
*   Sanluis Corp. S.A.B. de C.V.                                   4,642           --       0.0%
*   Sanluis Corp. S.A.B. de C.V. Class B                           4,642           --       0.0%
*   Sanluis Rassini S.A.P.I. de C.V. Series A                      3,300           --       0.0%
*   Savia SA Class A                                             610,700           --       0.0%
#*  Telesites SAB de C.V.                                        551,142      339,565       0.0%
#   TV Azteca S.A.B. de C.V.                                  12,046,269    1,659,415       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                    2,371,991          178       0.0%
#   Vitro S.A.B. de C.V. Series A                                895,276    3,090,990       0.1%
                                                                         ------------       ---
TOTAL MEXICO                                                              219,846,736       4.3%
                                                                         ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp.                                            3,430,211      441,803       0.0%
    ACR Mining Corp.                                              48,205        3,451       0.0%
    Alsons Consolidated Resources, Inc.                        8,785,000      264,101       0.0%
*   Atlas Consolidated Mining & Development Corp.              6,148,000      548,059       0.0%
    Belle Corp.                                               38,182,400    2,470,964       0.1%
*   Bloomberry Resorts Corp.                                   7,338,200      665,854       0.0%
    Cebu Air, Inc.                                             2,114,510    4,011,560       0.1%
    Cebu Holdings, Inc.                                        3,291,900      357,733       0.0%
    Century Pacific Food, Inc.                                   608,300      245,248       0.0%
    Century Properties Group, Inc.                            26,261,151      307,983       0.0%
    China Banking Corp.                                        1,084,545      890,094       0.0%
    COL Financial Group, Inc.                                    130,900       39,089       0.0%
    Cosco Capital, Inc.                                       13,569,200    2,296,749       0.1%
    D&L Industries, Inc.                                      34,010,300    6,520,364       0.1%
    DoubleDragon Properties Corp.                              1,287,800    1,070,210       0.0%
    East West Banking Corp.                                    1,950,000      636,476       0.0%
    EEI Corp.                                                  3,744,700      578,646       0.0%
*   Empire East Land Holdings, Inc.                           19,893,000      360,120       0.0%
    Filinvest Development Corp.                                3,314,322      384,926       0.0%
    Filinvest Land, Inc.                                     127,610,577    4,977,807       0.1%
    First Gen Corp.                                           13,399,100    5,790,577       0.1%
    First Philippine Holdings Corp.                            2,542,830    3,614,331       0.1%
    Leisure & Resorts World Corp.                              4,437,640      728,018       0.0%
*   Lepanto Consolidated Mining Co.                           43,735,455      242,607       0.0%
    Lopez Holdings Corp.                                      21,983,900    3,421,681       0.1%
    Manila Water Co., Inc.                                    10,409,500    6,168,094       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Max's Group, Inc.                                404,900 $   182,109       0.0%
*   Megawide Construction Corp.                    2,050,108     275,224       0.0%
*   Melco Crown Philippines Resorts Corp.         10,682,700     522,262       0.0%
*   Metro Pacific Corp. Series A                   1,827,193          --       0.0%
    Pepsi-Cola Products Philippines, Inc.         11,395,900     900,606       0.0%
    Petron Corp.                                  13,347,000   3,031,257       0.1%
*   Philippine National Bank                       2,007,455   2,190,722       0.1%
*   Philippine National Construction Corp.           173,000       3,391       0.0%
    Philippine Savings Bank                          356,863     783,604       0.0%
    Philippine Stock Exchange, Inc. (The)            121,592     690,053       0.0%
*   Philippine Townships, Inc.                       318,732          --       0.0%
*   Philtown Properties, Inc.                        111,562          --       0.0%
    Philweb Corp.                                  3,483,140   1,744,689       0.0%
    Phinma Corp.                                     131,349      32,476       0.0%
    Phoenix Petroleum Philippines, Inc.              694,880      70,048       0.0%
    Premium Leisure Corp.                         14,346,000     265,490       0.0%
    Puregold Price Club, Inc.                      4,132,600   3,542,284       0.1%
    RFM Corp.                                      9,081,668     809,678       0.0%
    Rizal Commercial Banking Corp.                 3,193,380   2,109,347       0.1%
    Robinsons Land Corp.                          10,259,405   5,921,320       0.1%
    Robinsons Retail Holdings, Inc.                  173,170     283,862       0.0%
    San Miguel Pure Foods Co., Inc.                   93,790     409,554       0.0%
    Security Bank Corp.                            2,789,318  10,101,741       0.2%
    Trans-Asia Oil & Energy Development Corp.     13,867,000     753,563       0.0%
    Travellers International Hotel Group, Inc.     4,555,000     327,883       0.0%
    Union Bank of the Philippines                  1,263,751   1,554,970       0.0%
*   Universal Rightfield Property Holdings, Inc.   1,062,000          --       0.0%
*   Victorias Milling Co., Inc.                      231,600      24,148       0.0%
    Vista Land & Lifescapes, Inc.                 49,819,900   5,090,624       0.1%
    Xurpas, Inc.                                     776,600     272,824       0.0%
                                                             -----------       ---
TOTAL PHILIPPINES                                             88,930,274       1.7%
                                                             -----------       ---
POLAND -- (1.9%)
    AB SA                                              1,082       9,919       0.0%
    ABC Data SA                                      129,926     123,547       0.0%
#   Action SA                                         26,708     109,065       0.0%
*   Agora SA                                         276,756     901,315       0.0%
#*  Alior Bank SA                                    189,792   3,433,832       0.1%
    Amica Wronki SA                                   26,540   1,245,564       0.0%
*   AmRest Holdings SE                                80,046   4,690,324       0.1%
    Apator SA                                         57,632     486,320       0.0%
    Asseco Poland SA                                 683,476  10,372,944       0.2%
    ATM SA                                            64,541     164,139       0.0%
#*  Bioton SA                                        676,718   1,872,304       0.0%
#   Boryszew SA                                    1,196,385   1,586,355       0.0%
    Budimex SA                                       122,591   6,263,538       0.1%
    CCC SA                                           107,305   4,784,909       0.1%
#*  CD Projekt Red SA                                758,157   5,055,068       0.1%
*   Ciech SA                                         295,749   5,482,839       0.1%
*   ComArch SA                                         5,264     193,087       0.0%
    Dom Development SA                                 4,673      71,016       0.0%
*   Elektrobudowa SA                                   8,568     261,268       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
POLAND -- (Continued)
    Emperia Holding SA                           93,874 $  1,407,789       0.0%
    Enea SA                                     430,840    1,332,013       0.0%
    Energa SA                                   154,723      504,108       0.0%
    Fabryki Mebli Forte SA                      135,217    2,338,346       0.1%
*   Famur SA                                    350,412      234,630       0.0%
#*  Farmacol SA                                  50,868      570,304       0.0%
    Firma Oponiarska Debica SA                   30,655      742,267       0.0%
*   Getin Holding SA                          2,713,582      809,372       0.0%
#*  Getin Noble Bank SA                       2,984,396      398,934       0.0%
*   Grupa Azoty SA                               17,206      391,830       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA      76,751      502,625       0.0%
    Grupa Kety SA                                69,430    5,984,010       0.1%
#*  Grupa Lotos SA                            1,010,187    7,853,884       0.2%
*   Impexmetal SA                             1,045,896      756,218       0.0%
#*  Integer.pl SA                                33,143      692,571       0.0%
#   Inter Cars SA                                35,917    2,237,829       0.1%
#*  Jastrzebska Spolka Weglowa SA               418,789    2,156,923       0.1%
    Kernel Holding SA                           444,440    5,989,995       0.1%
    Kopex SA                                    144,079      124,614       0.0%
#   KRUK SA                                     108,024    5,391,247       0.1%
*   LC Corp. SA                                 192,664      111,053       0.0%
    Lentex SA                                   157,761      370,928       0.0%
#   Lubelski Wegiel Bogdanka SA                  68,724      823,559       0.0%
*   MCI Capital SA                              231,629      711,767       0.0%
    Mostostal Zabrze SA                         425,811      178,404       0.0%
#   Netia SA                                  2,713,892    3,592,348       0.1%
    Neuca SA                                     23,499    2,019,049       0.1%
    Orbis SA                                    132,247    2,106,960       0.1%
    Pelion SA                                    47,515      637,025       0.0%
#*  Pfleiderer Grajewo SA                        26,312      220,700       0.0%
#   PKP Cargo SA                                 37,098      401,121       0.0%
#*  Polnord SA                                  343,904    1,184,918       0.0%
*   Polski Koncern Miesny Duda SA                69,986      104,497       0.0%
*   Rafako SA                                   314,282      670,077       0.0%
*   Stalexport Autostrady SA                    282,703      235,499       0.0%
    Stalprodukt SA                                9,296      711,075       0.0%
*   Sygnity SA                                   40,187       80,523       0.0%
#   Synthos SA                                1,973,682    2,104,673       0.1%
    Tauron Polska Energia SA                  4,917,651    3,812,127       0.1%
*   Trakcja SA                                  414,180    1,323,694       0.0%
#*  Vistula Group SA                          1,409,023    1,137,458       0.0%
    Warsaw Stock Exchange                       208,730    2,061,539       0.1%
    Wawel SA                                        697      202,680       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA     65,319      153,952       0.0%
                                                        ------------       ---
TOTAL POLAND                                             112,482,488       2.2%
                                                        ------------       ---
SOUTH AFRICA -- (6.8%)
*   Adbee Rf, Ltd.                               56,516      114,243       0.0%
    Adcock Ingram Holdings, Ltd.                848,818    2,507,947       0.1%
    Adcorp Holdings, Ltd.                       896,475      978,801       0.0%
    Advtech, Ltd.                             3,146,875    3,072,997       0.1%
    Aeci, Ltd.                                1,085,693    7,310,762       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                    SHARES     VALUE++   OF NET ASSETS**
                                                  ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd.                 5,287,877 $    21,582       0.0%
    African Oxygen, Ltd.                             858,752   1,063,846       0.0%
#   African Rainbow Minerals, Ltd.                   688,382   5,431,502       0.1%
    Afrimat, Ltd.                                     41,299      69,277       0.0%
    Alexander Forbes Group Holdings, Ltd.          1,286,971     648,659       0.0%
    Allied Electronics Corp., Ltd.                   169,001      69,882       0.0%
*   ArcelorMittal South Africa, Ltd.               1,671,563   1,187,242       0.0%
    Ascendis Health, Ltd.                            328,389     529,019       0.0%
#   Assore, Ltd.                                     208,486   2,914,605       0.1%
    Astral Foods, Ltd.                               458,146   4,156,120       0.1%
*   Attacq, Ltd.                                   1,790,168   2,619,893       0.1%
*   Aveng, Ltd.                                    4,254,721   1,384,372       0.0%
    AVI, Ltd.                                      3,423,460  21,240,907       0.4%
    Barloworld, Ltd.                               2,216,736  12,796,839       0.3%
    Blue Label Telecoms, Ltd.                      2,784,405   3,080,140       0.1%
    Cashbuild, Ltd.                                  212,494   5,186,124       0.1%
    Caxton and CTP Publishers and Printers, Ltd.     313,704     297,599       0.0%
    City Lodge Hotels, Ltd.                          328,296   3,533,454       0.1%
    Clicks Group, Ltd.                             2,666,173  19,456,493       0.4%
    Clover Industries, Ltd.                        1,345,179   1,776,740       0.0%
*   Consolidated Infrastructure Group, Ltd.          664,270   1,393,668       0.0%
#   Coronation Fund Managers, Ltd.                 1,818,975   9,450,577       0.2%
    DataTec, Ltd.                                  2,096,639   6,631,339       0.1%
    Distell Group, Ltd.                              123,172   1,376,441       0.0%
*   Distribution and Warehousing Network, Ltd.       103,622      31,673       0.0%
    DRDGOLD, Ltd.                                  2,825,942   1,556,291       0.0%
    EOH Holdings, Ltd.                             1,117,136  10,876,007       0.2%
*   Eqstra Holdings, Ltd.                          3,237,951     502,649       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.           63,001         473       0.0%
#   Exxaro Resources, Ltd.                           662,161   4,202,599       0.1%
#   Famous Brands, Ltd.                              662,753   5,288,128       0.1%
    Foschini Group, Ltd. (The)                     1,415,093  15,201,788       0.3%
#   Grand Parade Investments, Ltd.                 3,216,227     839,614       0.0%
    Grindrod, Ltd.                                 5,862,020   5,895,053       0.1%
    Group Five, Ltd.                               1,023,006   1,807,655       0.0%
#*  Harmony Gold Mining Co., Ltd.                  1,536,275   5,491,786       0.1%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR    2,632,188   9,633,808       0.2%
    Holdsport, Ltd.                                  210,011     901,342       0.0%
*   Howden Africa Holdings, Ltd.                      39,220      71,597       0.0%
    Hudaco Industries, Ltd.                          267,426   2,134,238       0.0%
    Hulamin, Ltd.                                  1,296,594     524,132       0.0%
    Illovo Sugar, Ltd.                             1,900,404   3,244,349       0.1%
    Imperial Holdings, Ltd.                          191,959   2,005,885       0.0%
#   Invicta Holdings, Ltd.                           351,408   1,341,063       0.0%
*   JCI, Ltd.                                      3,131,151          --       0.0%
    JSE, Ltd.                                        892,197  10,351,796       0.2%
    KAP Industrial Holdings, Ltd.                  6,458,514   2,863,575       0.1%
*   Kumba Iron Ore, Ltd.                              83,999     682,661       0.0%
#   Lewis Group, Ltd.                                894,536   3,015,980       0.1%
#   Massmart Holdings, Ltd.                          392,226   3,366,241       0.1%
    Merafe Resources, Ltd.                        11,489,424     712,042       0.0%
    Metair Investments, Ltd.                       1,281,683   1,995,424       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                        --------- ------------ ---------------
 SOUTH AFRICA -- (Continued)
     Metrofile Holdings, Ltd.              82,524 $     27,553       0.0%
     Mpact, Ltd.                        1,489,097    4,863,079       0.1%
     Murray & Roberts Holdings, Ltd.    4,087,163    4,228,692       0.1%
     Mustek, Ltd.                         740,967      297,528       0.0%
     Nampak, Ltd.                       5,134,519    8,782,273       0.2%
 *   Net 1 UEPS Technologies, Inc.            776        9,067       0.0%
 #*  Northam Platinum, Ltd.             3,640,843   12,413,254       0.2%
     Oceana Group, Ltd.                   426,383    3,608,492       0.1%
     Omnia Holdings, Ltd.                 599,734    5,884,517       0.1%
     Peregrine Holdings, Ltd.           2,025,167    4,251,361       0.1%
 #   Pick n Pay Stores, Ltd.            2,069,376   10,735,334       0.2%
 *   Pinnacle Holdings, Ltd.            1,226,028    1,291,724       0.0%
     Pioneer Foods Group, Ltd.            125,420    1,468,423       0.0%
     PPC, Ltd.                          5,744,835    6,052,783       0.1%
     PSG Group, Ltd.                      223,726    3,124,516       0.1%
     Raubex Group, Ltd.                 1,326,537    1,743,853       0.0%
     RCL Foods, Ltd.                      683,713      672,754       0.0%
     Reunert, Ltd.                      1,561,642    7,849,464       0.2%
     Rhodes Food Group Pty, Ltd.           25,903       40,012       0.0%
 *   Royal Bafokeng Platinum, Ltd.        705,337    2,163,063       0.0%
     Santam, Ltd.                         267,868    4,422,035       0.1%
 *   Sappi, Ltd.                        4,082,585   17,706,447       0.4%
     Sibanye Gold, Ltd.                 3,727,720   14,268,550       0.3%
     Sibanye Gold, Ltd. Sponsored ADR     111,332    1,714,513       0.0%
     Spar Group, Ltd. (The)             1,156,299   17,281,868       0.3%
     Spur Corp., Ltd.                     619,410    1,384,067       0.0%
 *   Stefanutti Stocks Holdings, Ltd.     229,540       70,114       0.0%
     Sun International, Ltd.            1,136,629    6,159,443       0.1%
 *   Super Group, Ltd.                  3,477,779   10,055,717       0.2%
     Telkom SA SOC, Ltd.                1,377,474    5,492,110       0.1%
     Tongaat Hulett, Ltd.               1,002,941    8,291,927       0.2%
     Transaction Capital, Ltd.            254,017      210,744       0.0%
     Trencor, Ltd.                      1,369,751    4,308,953       0.1%
     Tsogo Sun Holdings, Ltd.           2,589,196    4,841,748       0.1%
     Wilson Bayly Holmes-Ovcon, Ltd.      545,366    4,657,811       0.1%
                                                  ------------       ---
 TOTAL SOUTH AFRICA                                395,212,708       7.7%
                                                  ------------       ---
 SOUTH KOREA -- (13.3%)
 #*  3S Korea Co., Ltd.                    15,208       65,179       0.0%
 #   Able C&C Co., Ltd.                    72,378    2,062,473       0.1%
 #*  Actoz Soft Co., Ltd.                  29,003      582,379       0.0%
 #   Advanced Nano Products Co., Ltd.      38,633      547,144       0.0%
 #*  Advanced Process Systems Corp.       138,964    2,399,060       0.1%
 #   Aekyung Petrochemical Co., Ltd.        8,671      460,206       0.0%
 #   AfreecaTV Co., Ltd.                   71,824    1,819,980       0.1%
 #*  Agabang&Company                      159,566    1,285,791       0.0%
 #   Ahn-Gook Pharmaceutical Co., Ltd.     38,563      579,483       0.0%
 #   Ahnlab, Inc.                          27,984    1,623,803       0.1%
 #*  AJ Rent A Car Co., Ltd.               93,213      880,254       0.0%
 #   AK Holdings, Inc.                     23,871    1,256,655       0.0%
 #   ALUKO Co., Ltd.                      194,359    1,137,374       0.0%
 #*  Aminologics Co., Ltd.                 36,345       86,207       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Amotech Co., Ltd.                      53,135 $  911,996       0.0%
#*  Anam Electronics Co., Ltd.            778,248    868,057       0.0%
#   Anapass, Inc.                          51,795    700,726       0.0%
#   Asia Cement Co., Ltd.                   5,971    565,957       0.0%
    ASIA Holdings Co., Ltd.                12,288  1,255,937       0.0%
#*  Asia Paper Manufacturing Co., Ltd.     33,401    525,813       0.0%
*   Asiana Airlines, Inc.                 638,206  2,672,609       0.1%
#*  AUK Corp.                             199,140    413,583       0.0%
#   Autech Corp.                           49,323    281,662       0.0%
    Avaco Co., Ltd.                        36,215    178,069       0.0%
    Avatec Co., Ltd.                        5,446     37,773       0.0%
#   Baiksan Co., Ltd.                      58,310    352,606       0.0%
#*  BH Co., Ltd.                           29,776    148,776       0.0%
#   Binggrae Co., Ltd.                     34,274  2,048,341       0.1%
#   Bioland, Ltd.                          52,172  1,077,170       0.0%
    Bixolon Co., Ltd.                      26,835    337,440       0.0%
#   Bluecom Co., Ltd.                      61,445    743,646       0.0%
#*  Bohae Brewery Co., Ltd.               333,660    494,060       0.0%
    Bookook Securities Co., Ltd.            7,410    116,016       0.0%
#   Boryung Medience Co., Ltd.             39,185    668,433       0.0%
#   Boryung Pharmaceutical Co., Ltd.       28,065  1,381,463       0.0%
*   Bubang Co., Ltd.                       41,310    229,176       0.0%
*   BUGS Corp.                             42,091    382,665       0.0%
#   Bukwang Pharmaceutical Co., Ltd.      106,287  2,643,085       0.1%
#   BYC Co., Ltd.                             746    312,104       0.0%
#   Byucksan Corp.                        209,703  1,661,995       0.1%
#*  CammSys Corp.                         204,308    665,461       0.0%
#*  Capro Corp.                           177,680    653,853       0.0%
#   Cell Biotech Co., Ltd.                 20,007  1,064,932       0.0%
#*  Celltrion Pharm, Inc.                  73,505  1,341,488       0.0%
#*  Chabiotech Co., Ltd.                  218,426  2,703,058       0.1%
#*  Chadiostech Co., Ltd.                  73,679    298,026       0.0%
#*  Charm Engineering Co., Ltd.            42,800     10,072       0.0%
#*  Chemtronics Co., Ltd.                  56,211    312,915       0.0%
#*  Chin Hung International, Inc.         106,852    196,473       0.0%
#*  China Great Star International, Ltd.  380,444    654,119       0.0%
#*  China Ocean Resources Co., Ltd.       642,530  1,153,216       0.0%
#   Chinyang Holdings Corp.                67,905    211,959       0.0%
#*  Choa Pharmaceutical Co.                49,861    275,155       0.0%
*   Chokwang Leather Co., Ltd.                607     19,175       0.0%
#   Chokwang Paint, Ltd.                   44,110    523,037       0.0%
#   Chong Kun Dang Pharmaceutical Corp.    35,758  3,493,093       0.1%
#   Chongkundang Holdings Corp.            17,014  1,317,424       0.0%
#   Choong Ang Vaccine Laboratory          26,676    425,082       0.0%
    Chosun Refractories Co., Ltd.           5,483    439,355       0.0%
#   Chungdahm Learning, Inc.               15,629    187,339       0.0%
#   CJ CGV Co., Ltd.                          648     64,893       0.0%
#   CJ Freshway Corp.                      31,311  1,483,179       0.0%
    CJ Hellovision Co., Ltd.               67,923    731,842       0.0%
    CJ O Shopping Co., Ltd.                20,066  3,511,434       0.1%
#*  CJ Seafood Corp.                      104,541    315,399       0.0%
#   CKD Bio Corp.                          30,604    719,388       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                        SHARES   VALUE++   OF NET ASSETS**
                                                        ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Com2uSCorp                                           49,489 $5,599,002       0.1%
#   Cosmax BTI, Inc.                                     90,252  4,178,126       0.1%
#   Cosmax, Inc.                                         31,852  3,910,782       0.1%
#*  Cosmochemical Co., Ltd.                              28,914    122,750       0.0%
#*  COSON Co., Ltd.                                      81,020  1,480,946       0.0%
#   Crown Confectionery Co., Ltd.                         4,029  1,750,355       0.1%
#*  CTC BIO, Inc.                                        19,238    275,596       0.0%
#*  CUROCOM Co., Ltd.                                   167,453    491,424       0.0%
#   D.I Corp.                                           145,220    606,956       0.0%
#   Dae Dong Industrial Co., Ltd.                        60,958    411,212       0.0%
    Dae Han Flour Mills Co., Ltd.                         6,025  1,054,078       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                     22,883    723,997       0.0%
#   Dae Hyun Co., Ltd.                                  184,373    593,706       0.0%
#*  Dae Won Chemical Co., Ltd.                          155,987    425,661       0.0%
#   Dae Won Kang Up Co., Ltd.                           119,782    520,671       0.0%
#*  Dae Young Packaging Co., Ltd.                       526,420    474,308       0.0%
#*  Dae-Il Corp.                                         81,189    635,783       0.0%
#*  Daea TI Co., Ltd.                                   385,089    476,527       0.0%
#*  Daechang Co., Ltd.                                  299,027    257,142       0.0%
    Daechang Forging Co., Ltd.                            1,367     51,095       0.0%
#   Daeduck Electronics Co.                             226,622  1,509,243       0.0%
#   Daeduck GDS Co., Ltd.                               115,842  1,253,186       0.0%
#   Daegu Department Store                               27,282    334,870       0.0%
#*  Daehan New Pharm Co., Ltd.                           36,543    506,134       0.0%
    Daehan Steel Co., Ltd.                               89,447    927,503       0.0%
*   Daeho International Corp.                               543         --       0.0%
#   Daekyo Co., Ltd.                                    111,182    919,106       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.          251,082    241,743       0.0%
    Daeryuk Can Co., Ltd.                                40,757    275,499       0.0%
#   Daesang Corp.                                       131,422  3,290,191       0.1%
#   Daesang Holdings Co., Ltd.                           77,188    928,913       0.0%
    Daesung Energy Co., Ltd.                             20,282    111,549       0.0%
#   Daesung Holdings Co., Ltd.                           26,734    232,698       0.0%
#*  Daewon Cable Co., Ltd.                              323,526    505,836       0.0%
#   Daewon Pharmaceutical Co., Ltd.                      64,683  1,144,672       0.0%
    Daewon San Up Co., Ltd.                              49,261    297,379       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.  676,333  3,256,544       0.1%
    Daewoong Co., Ltd.                                   11,877    612,369       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                    27,671  2,173,631       0.1%
*   Dahaam E-Tec Co., Ltd.                                2,100      6,220       0.0%
#   Daihan Pharmaceutical Co., Ltd.                      18,510    443,851       0.0%
    Daishin Securities Co., Ltd.                        264,117  2,746,287       0.1%
#*  Danal Co., Ltd.                                     104,179    667,897       0.0%
#   Daou Data Corp.                                      64,146    777,935       0.0%
#   Daou Technology, Inc.                               174,365  3,558,138       0.1%
#*  Dasan Networks, Inc.                                115,433    771,991       0.0%
#   Dawonsys Co., Ltd.                                   55,719  1,286,274       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.          350,667    718,128       0.0%
#   DCM Corp.                                            17,593    166,816       0.0%
#*  Deutsch Motors, Inc.                                 48,994    178,724       0.0%
#   DGB Financial Group, Inc.                           513,243  4,120,690       0.1%
#   DHP Korea Co., Ltd.                                  56,867    581,034       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Digital Chosun Co., Ltd.                     180,541 $  573,683       0.0%
#   Digital Power Communications Co., Ltd.       180,216    747,074       0.0%
#*  DIO Corp.                                     56,699  2,697,533       0.1%
#*  Diotek Co., Ltd.                              69,724    264,148       0.0%
    Display Tech Co., Ltd.                        10,192     37,134       0.0%
    DK UIL Co., Ltd.                              10,000    102,941       0.0%
#*  DNF Co., Ltd.                                 43,838    565,470       0.0%
#   Dong Ah Tire & Rubber Co., Ltd.               42,602  1,052,447       0.0%
#   Dong-A Socio Holdings Co., Ltd.               14,293  2,324,769       0.1%
#   Dong-A ST Co., Ltd.                           22,180  2,772,071       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.      30,200    216,754       0.0%
    Dong-Il Corp.                                  4,730    262,720       0.0%
#   Dongbang Transport Logistics Co., Ltd.        47,053    114,363       0.0%
#*  Dongbu HiTek Co., Ltd.                       166,849  2,832,600       0.1%
*   Dongbu Securities Co., Ltd.                  195,500    680,264       0.0%
#*  Dongbu Steel Co., Ltd.                        37,730    153,483       0.0%
    Dongil Industries Co., Ltd.                    1,553     80,392       0.0%
#   Dongjin Semichem Co., Ltd.                   209,922  1,121,925       0.0%
*   Dongkook Industrial Co., Ltd.                 52,105    118,372       0.0%
#   DongKook Pharmaceutical Co., Ltd.             31,782  1,786,852       0.1%
    Dongkuk Industries Co., Ltd.                 123,497    509,504       0.0%
*   Dongkuk Steel Mill Co., Ltd.                 388,492  3,234,997       0.1%
#   Dongkuk Structures & Construction Co., Ltd.  178,195    862,630       0.0%
#   Dongsung Chemical Co., Ltd.                   14,785    352,440       0.0%
#   DONGSUNG Corp.                               169,438    983,549       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.             95,567    521,830       0.0%
#*  Dongwha Enterprise Co., Ltd.                   5,538    199,817       0.0%
#   Dongwha Pharm Co., Ltd.                      142,298  1,161,407       0.0%
    Dongwon Development Co., Ltd.                105,334    398,746       0.0%
#   Dongwon F&B Co., Ltd.                          6,991  1,801,996       0.1%
#   Dongwon Industries Co., Ltd.                   7,862  2,002,990       0.1%
#   Dongwon Systems Corp.                          5,002    345,798       0.0%
#   Dongwoo Co., Ltd.                             58,857    228,199       0.0%
    Dongyang E&P, Inc.                            30,131    395,606       0.0%
#*  Doosan Engine Co., Ltd.                      187,669    706,329       0.0%
#*  Doosan Infracore Co., Ltd.                   962,816  6,576,710       0.1%
#*  Dragonfly GF Co., Ltd.                        32,354    178,497       0.0%
    DRB Holding Co., Ltd.                         61,263    662,412       0.0%
#*  Duk San Neolux Co., Ltd.                      25,377    603,841       0.0%
#*  Duksan Hi-Metal Co., Ltd.                    101,591    842,372       0.0%
#   DuzonBIzon Co., Ltd.                         124,375  2,712,939       0.1%
    DY Corp.                                     174,070    999,935       0.0%
#   e Tec E&C, Ltd.                                6,388    585,200       0.0%
#   e-LITECOM Co., Ltd.                           48,416    576,036       0.0%
#*  e-Starco Co., Ltd.                           153,747    180,859       0.0%
    E1 Corp.                                      16,869    925,888       0.0%
#   Eagon Industrial, Ltd.                        43,403    456,708       0.0%
#   Easy Bio, Inc.                               249,819  1,364,742       0.0%
#*  Ecopro Co., Ltd.                              84,885  1,090,613       0.0%
#   EG Corp.                                      25,399    234,865       0.0%
#*  Ehwa Technologies Information Co., Ltd.      757,196    239,739       0.0%
#   Elentec Co., Ltd.                             15,017    100,083       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                   PERCENTAGE
                                              SHARES   VALUE++   OF NET ASSETS**
                                              ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  ELK Corp.                                  65,257 $  141,131       0.0%
#*  EM-Tech Co., Ltd.                          45,080    424,181       0.0%
#*  Emerson Pacific, Inc.                      11,625    396,073       0.0%
#*  EMKOREA Co., Ltd.                          51,220    228,052       0.0%
#   Enex Co., Ltd.                            214,390    804,008       0.0%
#   ENF Technology Co., Ltd.                   65,074  1,033,585       0.0%
#   Eo Technics Co., Ltd.                      45,957  4,555,189       0.1%
#   Estechpharma Co., Ltd.                     39,533    768,379       0.0%
#*  ESTsoft Corp.                                 884      8,792       0.0%
#   Eugene Corp.                              289,702  1,423,558       0.0%
#*  Eugene Investment & Securities Co., Ltd.  599,716  1,425,319       0.0%
    Eugene Technology Co., Ltd.               101,067  1,267,841       0.0%
#   Eusu Holdings Co., Ltd.                    82,998    729,857       0.0%
#   EVERDIGM Corp.                             63,661    556,683       0.0%
#   F&F Co., Ltd.                              40,777    463,875       0.0%
#*  Farmsco                                    65,905    742,087       0.0%
#*  FarmStory Co., Ltd.                        41,860     58,418       0.0%
#   Fila Korea, Ltd.                           60,067  5,477,846       0.1%
#   Fine Technix Co., Ltd.                    111,289    366,810       0.0%
#*  Finetex EnE, Inc.                          76,593    500,170       0.0%
#*  Firstec Co., Ltd.                         164,190    675,345       0.0%
#*  Foosung Co., Ltd.                         317,755  1,633,190       0.1%
#   Fursys, Inc.                               14,730    460,050       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                   59,620  1,835,985       0.1%
*   GALAXIA SM, Inc.                           21,855     57,071       0.0%
#*  Gamevil, Inc.                               9,583    715,386       0.0%
#   Gaon Cable Co., Ltd.                       21,699    411,125       0.0%
#*  GeneOne Life Science, Inc.                  4,475     64,812       0.0%
#*  Genic Co., Ltd.                            28,325    548,149       0.0%
    GIIR, Inc.                                 22,387    173,109       0.0%
#*  Global Display Co., Ltd.                   62,631    208,305       0.0%
#*  GNCO Co., Ltd.                            304,508    494,971       0.0%
    Golfzon Co., Ltd.                          15,908  1,008,867       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.            109,600    769,484       0.0%
#   Grand Korea Leisure Co., Ltd.             124,564  3,147,954       0.1%
#   Green Cross Holdings Corp.                 60,820  1,872,082       0.1%
*   Green Non-Life Insurance Co., Ltd.         22,357         --       0.0%
#*  GS Global Corp.                            28,585     83,382       0.0%
    GS Home Shopping, Inc.                     21,139  3,417,519       0.1%
#   GS Retail Co., Ltd.                        20,004    935,969       0.0%
#   Gwangju Shinsegae Co., Ltd.                 3,400    780,220       0.0%
#   Haesung Industrial Co., Ltd.               22,131    370,080       0.0%
#*  Halla Corp.                               104,606    456,260       0.0%
#   Halla Holdings Corp.                       50,269  2,488,970       0.1%
#   Han Kuk Carbon Co., Ltd.                  245,312  1,436,335       0.0%
    Hana Micron, Inc.                         120,173    566,484       0.0%
#   Hana Tour Service, Inc.                    52,163  4,140,127       0.1%
#*  Hanall Biopharma Co., Ltd.                 83,748  1,162,982       0.0%
#   Hancom, Inc.                              100,956  1,884,074       0.1%
#   Handok, Inc.                               44,326  1,528,815       0.1%
#   Handsome Co., Ltd.                         89,503  3,476,007       0.1%
    Hanil Cement Co., Ltd.                     20,523  2,146,690       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                               SHARES   VALUE++   OF NET ASSETS**
                                                               ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.           446,948 $1,582,389       0.1%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.   83,425    400,502       0.0%
#   Hanjin Kal Corp.                                           230,247  3,980,484       0.1%
#*  Hanjin P&C Co., Ltd.                                        78,846    168,143       0.0%
#*  Hanjin Shipping Co., Ltd.                                  670,158  1,114,893       0.0%
#   Hanjin Transportation Co., Ltd.                             57,455  1,885,908       0.1%
    Hankook Shell Oil Co., Ltd.                                  3,732  1,540,124       0.1%
*   Hankook Synthetics, Inc.                                       550         --       0.0%
    Hankuk Glass Industries, Inc.                                9,314    236,991       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                        12,824    346,956       0.0%
#   Hanmi Semiconductor Co., Ltd.                               61,455    914,994       0.0%
#   HanmiGlobal Co., Ltd.                                       23,909    245,771       0.0%
#   Hansae Co., Ltd.                                            59,302  2,671,447       0.1%
#   Hansae Yes24 Holdings Co., Ltd.                             60,141  1,101,930       0.0%
#*  Hanshin Construction                                        34,744    678,298       0.0%
#   Hanshin Machinery Co.                                       71,045    160,248       0.0%
#   Hansol Chemical Co., Ltd.                                   51,329  3,241,038       0.1%
#*  Hansol Holdings Co., Ltd.                                  425,038  3,031,955       0.1%
#*  Hansol HomeDeco Co., Ltd.                                  428,150    620,514       0.0%
    Hansol Logistics Co., Ltd.                                  43,960    114,348       0.0%
    Hansol Paper Co., Ltd.                                      55,625  1,203,008       0.0%
*   Hansol SeenTec Co, Ltd.                                     11,574     29,051       0.0%
#*  Hansol Technics Co., Ltd.                                  112,938  2,159,088       0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                         12,237    710,362       0.0%
    Hanwha General Insurance Co., Ltd.                         236,201  1,676,291       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                   378,784  1,139,657       0.0%
    Hanwha Techwin Co., Ltd.                                    54,038  1,967,050       0.1%
#   Hanyang Eng Co., Ltd.                                       70,412    763,976       0.0%
    Hanyang Securities Co., Ltd.                                18,538    125,402       0.0%
#*  Harim Co., Ltd.                                            189,668    769,484       0.0%
*   Harim Holdings Co., Ltd.                                   176,623    769,887       0.0%
#   Heung-A Shipping Co., Ltd.                                 583,317    694,236       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                  92,139    310,714       0.0%
#   Hite Jinro Co., Ltd.                                        51,801  1,269,113       0.0%
    Hitejinro Holdings Co., Ltd.                                52,642    714,054       0.0%
#   HMC Investment Securities Co., Ltd.                        115,936  1,068,407       0.0%
#*  Homecast Co., Ltd.                                          75,987    595,321       0.0%
#   HS Industries Co., Ltd.                                    205,760  1,114,920       0.0%
    HS R&A Co., Ltd.                                            23,158    846,311       0.0%
#   Huchems Fine Chemical Corp.                                153,136  2,700,542       0.1%
#   Humax Co., Ltd.                                            111,934  1,299,007       0.0%
*   Huneed Technologies                                          2,445     25,444       0.0%
#   Huons Co., Ltd.                                             42,741  3,034,709       0.1%
    Husteel Co., Ltd.                                            2,038     28,468       0.0%
#   Huvis Corp.                                                 99,491    741,890       0.0%
#   Huvitz Co., Ltd.                                            48,021    758,975       0.0%
#   Hwa Shin Co., Ltd.                                         114,245    683,191       0.0%
    Hwacheon Machine Tool Co., Ltd.                              4,979    239,979       0.0%
    HwaSung Industrial Co., Ltd.                                61,184    759,278       0.0%
#   Hy-Lok Corp.                                                49,517  1,233,920       0.0%
    Hyosung ONB Co., Ltd.                                       10,277    164,212       0.0%
    HyosungITX Co., Ltd.                                        14,477    176,934       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai BNG Steel Co., Ltd.                           60,652 $  572,576       0.0%
#   Hyundai C&F, Inc.                                     25,222    548,394       0.0%
#   Hyundai Corp.                                         36,882    859,512       0.0%
#*  Hyundai Elevator Co., Ltd.                            74,016  3,742,466       0.1%
#   Hyundai Engineering Plastics Co., Ltd.               110,768    953,088       0.0%
#   Hyundai Greenfood Co., Ltd.                            5,211     90,996       0.0%
    Hyundai Home Shopping Network Corp.                   38,850  4,548,617       0.1%
    Hyundai Hy Communications & Networks Co., Ltd.       180,945    585,769       0.0%
#   Hyundai Livart Furniture Co., Ltd.                    67,881  1,966,700       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                    366,625    643,540       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                       69,424  4,426,497       0.1%
    Hyundai Pharmaceutical Co., Ltd.                     109,752    485,852       0.0%
#*  Hyundai Rotem Co., Ltd.                              134,724  2,113,256       0.1%
    Hyundai Securities Co., Ltd.                         217,329  1,345,563       0.0%
*   Hyunjin Materials Co., Ltd.                           41,165     45,059       0.0%
#   HyVision System, Inc.                                 78,328    604,399       0.0%
#*  i-SENS, Inc.                                          34,385  1,078,593       0.0%
*   iA, Inc.                                             121,442    612,708       0.0%
#*  ICD Co., Ltd.                                         84,572  1,025,288       0.0%
#*  IHQ, Inc.                                            298,191    586,643       0.0%
#   Il Dong Pharmaceutical Co., Ltd.                      62,230  1,538,499       0.1%
#*  Iljin Display Co., Ltd.                              115,139    463,141       0.0%
#   Iljin Electric Co., Ltd.                             127,969    614,312       0.0%
#   Iljin Holdings Co., Ltd.                             150,141  1,383,909       0.0%
#*  Iljin Materials Co., Ltd.                             95,764  1,292,831       0.0%
#   Ilshin Spinning Co., Ltd.                              8,039  1,001,167       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                       2,864    289,743       0.0%
#*  IM Co., Ltd.                                          61,008    214,254       0.0%
#   iMarketKorea, Inc.                                    98,137  1,456,957       0.0%
#   InBody Co., Ltd.                                      58,689  2,291,817       0.1%
#*  Infinitt Healthcare Co., Ltd.                         78,122    598,374       0.0%
#*  Infraware, Inc.                                      103,254    454,971       0.0%
#*  InkTec Co., Ltd.                                      38,881    282,736       0.0%
    Innochips Technology, Inc.                            14,702    157,135       0.0%
#*  InnoWireless, Inc.                                    21,995    196,458       0.0%
#*  Innox Corp.                                           63,904    748,374       0.0%
#*  Insun ENT Co., Ltd.                                  196,856  1,146,441       0.0%
    Intelligent Digital Integrated Securities Co., Ltd.   33,909    531,401       0.0%
#*  Interflex Co., Ltd.                                   58,255    585,698       0.0%
    Intergis Co., Ltd.                                    11,220     33,476       0.0%
#   Interojo Co., Ltd.                                    40,498  1,462,060       0.0%
#   Interpark Corp.                                       14,092    240,830       0.0%
    Interpark Holdings Corp.                             219,658  1,691,600       0.1%
#   INTOPS Co., Ltd.                                      29,402    538,178       0.0%
*   INVENIA Co., Ltd.                                     16,475     70,817       0.0%
    Inzi Controls Co., Ltd.                               42,034    219,753       0.0%
    INZI Display Co., Ltd.                                32,254     63,931       0.0%
#*  Iones Co., Ltd.                                       37,090    752,481       0.0%
#   IS Dongseo Co., Ltd.                                  58,229  2,373,700       0.1%
#   ISC Co., Ltd.                                         43,872    959,531       0.0%
    ISU Chemical Co., Ltd.                                65,141    906,648       0.0%
#   IsuPetasys Co., Ltd.                                 189,204    878,970       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Jahwa Electronics Co., Ltd.                  61,254 $  707,708       0.0%
#   JB Financial Group Co., Ltd.                624,363  3,199,886       0.1%
*   Jcontentree Corp.                           394,639  1,539,681       0.1%
#   Jeil Pharmaceutical Co.                      34,204  2,497,596       0.1%
#*  Jeju Semiconductor Corp.                     29,653    112,863       0.0%
    Jinro Distillers Co., Ltd.                   13,228    390,549       0.0%
#   Jinsung T.E.C.                               43,317    242,658       0.0%
    JLS Co., Ltd.                                 8,735     49,126       0.0%
#*  JoyCity Corp.                                37,315    966,775       0.0%
#*  Joymax Co., Ltd.                             24,322    168,179       0.0%
#*  Jusung Engineering Co., Ltd.                239,830  1,661,397       0.1%
#*  JVM Co., Ltd.                                18,510    790,311       0.0%
#   JW Holdings Corp.                           199,371  1,667,493       0.1%
#   JW Pharmaceutical Corp.                      59,988  2,086,700       0.1%
#   JW Shinyak Corp.                             16,523    140,362       0.0%
*   JYP Entertainment Corp.                     138,127    628,151       0.0%
#   Kangnam Jevisco Co., Ltd.                    23,988    859,803       0.0%
#   KAON Media Co., Ltd.                         28,342    305,282       0.0%
#   KB Capital Co., Ltd.                         69,848  1,456,815       0.0%
#   KB Insurance Co., Ltd.                      182,835  4,963,941       0.1%
#*  KC Cottrell Co., Ltd.                        22,715    105,834       0.0%
#   KC Green Holdings Co., Ltd.                  86,025    657,779       0.0%
#   KC Tech Co., Ltd.                           123,092  1,747,321       0.1%
#*  KCC Engineering & Construction Co., Ltd.     21,855    180,803       0.0%
*   KCO Energy, Inc.                                120         --       0.0%
#*  KEC Corp.                                   170,897    163,931       0.0%
#   KEPCO Engineering & Construction Co., Inc.   68,911  2,028,017       0.1%
#   Keyang Electric Machinery Co., Ltd.         156,430    681,513       0.0%
#*  KEYEAST Co., Ltd.                           327,789  1,057,234       0.0%
#   KG Chemical Corp.                            57,219    798,374       0.0%
#   KG Eco Technology Service Co., Ltd.          88,924    266,276       0.0%
#   Kginicis Co., Ltd.                           91,410  1,371,016       0.0%
#   KGMobilians Co., Ltd.                        73,591    818,890       0.0%
#   KH Vatec Co., Ltd.                          101,591  1,549,722       0.1%
#   KISCO Corp.                                  22,326  1,027,475       0.0%
    KISCO Holdings Co., Ltd.                      3,952    240,323       0.0%
#   Kishin Corp.                                 49,420    259,897       0.0%
#   KISWIRE, Ltd.                                39,054  1,459,271       0.0%
#   KIWOOM Securities Co., Ltd.                  71,949  4,262,990       0.1%
#*  KleanNara Co., Ltd.                          78,071    402,306       0.0%
*   KMH Co., Ltd.                                57,286    462,648       0.0%
#*  KMH Hitech Co., Ltd.                        147,148    211,181       0.0%
#*  KMW Co., Ltd.                                41,488    347,861       0.0%
#   Kocom Co., Ltd.                              40,139    424,510       0.0%
#   Koentec Co., Ltd.                           306,814    699,665       0.0%
#   Koh Young Technology, Inc.                   63,733  2,343,405       0.1%
#   Kolao Holdings                              134,465  1,203,196       0.0%
#   Kolon Corp.                                  45,278  2,327,761       0.1%
#*  Kolon Global Corp.                           22,750    350,419       0.0%
#   Kolon Industries, Inc.                      107,359  6,577,568       0.1%
#   Kolon Life Science, Inc.                     27,291  4,083,936       0.1%
#*  Komipharm International Co., Ltd.            11,873    412,223       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                             SHARES   VALUE++   OF NET ASSETS**
                                                             ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   KONA I Co., Ltd.                                          81,973 $1,469,019       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                          77,360    463,613       0.0%
    Korea Airport Service Co., Ltd.                              188      5,136       0.0%
#   Korea Alcohol Industrial Co., Ltd.                        63,908    455,923       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                 52,711    558,135       0.0%
#   Korea Circuit Co., Ltd.                                   72,493    668,312       0.0%
#   Korea District Heating Corp.                              18,020  1,118,359       0.0%
    Korea Electric Terminal Co., Ltd.                         32,072  2,513,905       0.1%
#   Korea Electronic Certification Authority, Inc.           101,645    776,890       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.   74,881    360,276       0.0%
    Korea Export Packaging Industrial Co., Ltd.                5,621    101,526       0.0%
*   Korea Flange Co., Ltd.                                    19,644    275,285       0.0%
#*  Korea Information & Communications Co, Ltd.               63,592    638,865       0.0%
#   Korea Information Certificate Authority, Inc.             71,807    588,677       0.0%
#   Korea Kolmar Co., Ltd.                                    40,301  3,067,449       0.1%
#   Korea Kolmar Holdings Co., Ltd.                           37,935  1,679,853       0.1%
#*  Korea Line Corp.                                          81,352  1,267,042       0.0%
#   Korea Petrochemical Ind Co., Ltd.                         19,034  3,910,199       0.1%
#   Korea United Pharm, Inc.                                  58,316    984,753       0.0%
    Korean Reinsurance Co.                                   432,194  5,035,041       0.1%
#   Kortek Corp.                                              72,394    772,200       0.0%
    KPX Chemical Co., Ltd.                                     8,354    377,293       0.0%
#*  KR Motors Co., Ltd.                                       56,572     59,422       0.0%
#*  KSCB Co., Ltd.                                            33,241    173,771       0.0%
    KSS LINE, Ltd.                                            14,021    209,056       0.0%
*   KT Hitel Co., Ltd.                                        84,297    647,515       0.0%
#*  KT Music Corp.                                            84,627    316,457       0.0%
    KT Skylife Co., Ltd.                                     132,465  1,879,104       0.1%
#*  KTB Investment & Securities Co., Ltd.                    347,274    826,426       0.0%
#   KTCS Corp.                                                30,599     83,359       0.0%
#   Ktis Corp.                                                92,375    390,001       0.0%
#   Kukdo Chemical Co., Ltd.                                  25,820  1,484,073       0.0%
*   Kukdong Corp.                                              1,069     13,159       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                          6,292    231,933       0.0%
#*  Kumho Electric Co., Ltd.                                  18,861    196,437       0.0%
#*  Kumho Industrial Co., Ltd.                               117,280  1,211,764       0.0%
#*  Kumho Tire Co., Inc.                                     625,465  4,496,280       0.1%
#   Kumkang Kind Co., Ltd.                                    16,750    788,146       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                      197,814  1,771,689       0.1%
#*  Kwang Myung Electric Co., Ltd.                           278,852    539,592       0.0%
#   Kwangju Bank                                              84,556    666,880       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                17,512    196,541       0.0%
    Kyobo Securities Co., Ltd.                               138,743  1,283,660       0.0%
#   Kyung Dong Navien Co., Ltd.                               33,704  1,140,557       0.0%
#   Kyung-In Synthetic Corp.                                 132,021    478,665       0.0%
    Kyungbang, Ltd.                                            5,259    802,856       0.0%
    Kyungchang Industrial Co., Ltd.                           73,797    361,556       0.0%
#   KyungDong City Gas Co., Ltd.                              13,289    927,224       0.0%
#   Kyungdong Pharm Co., Ltd.                                 40,182    619,484       0.0%
#   L&F Co., Ltd.                                             50,116    402,673       0.0%
#*  LB Semicon, Inc.                                         147,884    385,247       0.0%
#   LEADCORP, Inc. (The)                                      49,216    362,188       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Leaders Cosmetics Co., Ltd.                  66,528 $1,702,531       0.1%
#   LEENO Industrial, Inc.                       51,031  1,914,526       0.1%
    LF Corp.                                    134,717  3,037,952       0.1%
#   LG Hausys, Ltd.                              40,557  5,319,022       0.1%
#   LG International Corp.                      206,725  6,843,230       0.2%
#*  LG Life Sciences, Ltd.                       59,924  3,587,281       0.1%
    LMS Co., Ltd.                                32,869    251,495       0.0%
#   Lock&Lock Co., Ltd.                         154,467  1,795,745       0.1%
#*  LOT Vacuum Co., Ltd.                         38,694    468,081       0.0%
    Lotte Chilsung Beverage Co., Ltd.               738  1,275,381       0.0%
    LOTTE Fine Chemical Co., Ltd.               123,140  4,046,061       0.1%
#   Lotte Food Co., Ltd.                          4,403  3,163,506       0.1%
#   LOTTE Himart Co., Ltd.                       55,766  2,754,633       0.1%
#*  Lotte Non-Life Insurance Co., Ltd.          468,030  1,189,626       0.0%
    LS Corp.                                    119,337  5,288,158       0.1%
#   LS Industrial Systems Co., Ltd.              93,480  4,269,855       0.1%
#*  Lumens Co., Ltd.                            317,869  1,162,827       0.0%
#*  Macrogen, Inc.                               46,205  1,416,653       0.0%
#   Maeil Dairy Industry Co., Ltd.               42,668  1,736,138       0.1%
#*  Majestar Co., Ltd.                           52,747    148,144       0.0%
#   Mando Corp.                                  50,141  8,271,643       0.2%
#   Mcnex Co., Ltd.                              31,709    669,102       0.0%
#   MDS Technology Co., Ltd.                     36,563    669,412       0.0%
#*  Medipost Co., Ltd.                            3,841    285,211       0.0%
#   MegaStudy Co., Ltd.                          17,540    612,752       0.0%
    MegaStudyEdu Co., Ltd.                        4,919    215,404       0.0%
#*  Melfas, Inc.                                104,886    743,235       0.0%
#   Meritz Financial Group, Inc.                 40,790    451,553       0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.    360,346  5,098,509       0.1%
    Meritz Securities Co., Ltd.                  41,780    131,440       0.0%
#   META BIOMED Co., Ltd.                       101,572    516,208       0.0%
#*  Mgame Corp.                                  97,978    444,294       0.0%
    Mi Chang Oil Industrial Co., Ltd.             2,578    191,314       0.0%
#   Mirae Asset Securities Co., Ltd.             33,003    709,085       0.0%
#*  Mirae Corp.                               1,931,820    741,396       0.0%
    Miwon Chemicals Co., Ltd.                     1,890     82,759       0.0%
*   Miwon Commercial Co., Ltd.                      716    120,659       0.0%
    Miwon Specialty Chemical Co., Ltd.            1,200    401,650       0.0%
#   MK Electron Co., Ltd.                       104,494    845,251       0.0%
#*  MNTech Co., Ltd.                            110,847    466,916       0.0%
#   Modetour Network, Inc.                       64,020  1,627,682       0.1%
#   Monalisa Co., Ltd.                           68,050    252,032       0.0%
    MonAmi Co., Ltd.                            112,097    443,289       0.0%
    Moorim P&P Co., Ltd.                        143,600    544,498       0.0%
#*  Moorim Paper Co., Ltd.                      149,278    404,049       0.0%
#   Motonic Corp.                                71,883    634,366       0.0%
#   Muhak Co., Ltd.                              81,220  2,285,813       0.1%
    Multicampus Co, Ltd.                         14,397    538,044       0.0%
#   Namhae Chemical Corp.                       149,878  1,295,565       0.0%
#*  Namsun Aluminum Co., Ltd.                   496,334    553,068       0.0%
#   Namyang Dairy Products Co., Ltd.              1,816  1,182,849       0.0%
#*  Nanos Co., Ltd.                              38,381    125,309       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                                SHARES   VALUE++   OF NET ASSETS**
                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Naturalendo Tech Co., Ltd.                   64,724 $1,262,349       0.0%
#   NeoPharm Co., Ltd.                           20,911    662,840       0.0%
#*  Neowiz Games Corp.                           84,844  1,109,784       0.0%
#   NEOWIZ HOLDINGS Corp.                        28,835    381,361       0.0%
#   NEPES Corp.                                 107,205    716,271       0.0%
#   Nexen Corp.                                  33,168  2,352,117       0.1%
    Nexen Tire Corp.                            222,957  2,837,158       0.1%
#*  Nexolon Co., Ltd.                             2,976      2,436       0.0%
#*  Nexon GT Co., Ltd.                           91,753    970,371       0.0%
#*  NHN Entertainment Corp.                     109,919  5,826,868       0.1%
#   NHN KCP Corp.                                65,260  1,349,600       0.0%
#   NICE Holdings Co., Ltd.                     104,644  1,859,377       0.1%
#   Nice Information & Telecommunication, Inc.   10,633    316,610       0.0%
#   NICE Information Service Co., Ltd.          211,703  1,630,895       0.1%
#*  NK Co., Ltd.                                199,266    799,102       0.0%
#   Nong Shim Holdings Co., Ltd.                 10,276  1,326,921       0.0%
#   Nong Woo Bio Co., Ltd.                       46,463    952,943       0.0%
#   NongShim Co., Ltd.                            1,001    327,812       0.0%
#   Noroo Holdings Co., Ltd.                     13,599    247,952       0.0%
#   NOROO Paint & Coatings Co., Ltd.             61,681    660,233       0.0%
    NPC                                          64,609    423,370       0.0%
#*  Omnisystem Co., Ltd.                        204,466    515,465       0.0%
    Opto Device Technology Co., Ltd.             25,019    191,472       0.0%
#*  OPTRON-TEC, Inc.                            103,096    522,185       0.0%
#*  Orientbio, Inc.                             623,111  1,055,859       0.0%
#*  OSANGJAIEL Co., Ltd.                         20,524    178,299       0.0%
#*  Osstem Implant Co., Ltd.                     60,174  3,767,844       0.1%
#*  Osung LST Co., Ltd.                         246,799    195,163       0.0%
#   Ottogi Corp.                                  5,101  3,646,025       0.1%
#   Pan-Pacific Co., Ltd.                       164,180    801,788       0.0%
    Pang Rim Co., Ltd.                           10,174    234,049       0.0%
#*  PaperCorea, Inc.                            936,730    608,364       0.0%
#   Paradise Co., Ltd.                          292,001  4,425,955       0.1%
#   Partron Co., Ltd.                           248,455  2,419,331       0.1%
#*  Paru Co., Ltd.                              110,516    417,410       0.0%
#*  Pharmicell Co., Ltd.                         85,904    421,703       0.0%
    Poongsan Corp.                              144,872  4,033,919       0.1%
#   Poongsan Holdings Corp.                      26,213  1,033,828       0.0%
    POSCO Chemtech Co., Ltd.                    119,219  1,272,286       0.0%
    Posco Coated & Color Steel Co., Ltd.          2,498     49,944       0.0%
#*  Posco ICT Co., Ltd.                         312,644  1,570,672       0.1%
#   Posco M-Tech Co., Ltd.                       83,502    228,860       0.0%
#*  Power Logics Co., Ltd.                      153,415    567,442       0.0%
#   PSK, Inc.                                    81,645    715,462       0.0%
#   Pulmuone Co., Ltd.                            6,862  1,079,549       0.0%
#   Pyeong Hwa Automotive Co., Ltd.              72,240    811,976       0.0%
#*  Redrover Co., Ltd.                           95,602    658,004       0.0%
#   Reyon Pharmaceutical Co., Ltd.               24,423    643,594       0.0%
#   RFsemi Technologies, Inc.                    30,415    198,090       0.0%
#   RFTech Co., Ltd.                             80,741    490,400       0.0%
#   Romanson Co., Ltd.                           53,470    607,081       0.0%
#*  S&C Engine Group, Ltd.                      322,232    450,874       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                               PERCENTAGE
                                          SHARES   VALUE++   OF NET ASSETS**
                                          ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  S&S Tech Corp.                         55,486 $  408,348       0.0%
#   S&T Corp.                              14,935    339,637       0.0%
#   S&T Dynamics Co., Ltd.                160,725  1,577,013       0.1%
    S&T Holdings Co., Ltd.                 39,125    818,932       0.0%
#   S&T Motiv Co., Ltd.                    50,410  2,938,706       0.1%
#*  S-Connect Co., Ltd.                   263,041    484,798       0.0%
#   S-Energy Co., Ltd.                     57,735    451,652       0.0%
#*  S-MAC Co., Ltd.                        85,869    593,067       0.0%
#   Saeron Automotive Corp.                 2,640     19,165       0.0%
#*  Sajo Industries Co., Ltd.              14,207    716,883       0.0%
#*  Sajodongaone Co., Ltd.                 97,980    167,487       0.0%
*   SAJOHAEPYO Corp.                          574      7,663       0.0%
    Sam Chun Dang Pharm Co., Ltd.          55,599    435,582       0.0%
    Sam Young Electronics Co., Ltd.        67,874    740,609       0.0%
#   Sam Yung Trading Co., Ltd.             64,634  1,195,508       0.0%
#   Samchully Co., Ltd.                    16,091  1,512,836       0.1%
#   Samchuly Bicycle Co., Ltd.             46,819    908,968       0.0%
#   Samho Development Co., Ltd.            64,551    207,124       0.0%
#*  Samho International Co., Ltd.          38,669    529,473       0.0%
#   SAMHWA Paints Industrial Co., Ltd.     57,633    637,948       0.0%
#   Samick Musical Instruments Co., Ltd.  408,541  1,100,244       0.0%
#   Samick THK Co., Ltd.                   54,931    498,495       0.0%
#   Samjin LND Co., Ltd.                   43,504    145,368       0.0%
#   Samjin Pharmaceutical Co., Ltd.        60,993  1,462,303       0.0%
#   Samkwang Glass                         20,201  1,574,475       0.1%
#   Samlip General Foods Co., Ltd.          2,004    373,493       0.0%
#   Sammok S-Form Co., Ltd.                19,912    508,575       0.0%
#*  Samsung Engineering Co., Ltd.         761,477  8,397,732       0.2%
#*  SAMT Co., Ltd.                        268,958    494,859       0.0%
#   Samwha Capacitor Co., Ltd.             35,823    461,768       0.0%
    Samyang Corp.                          13,079  1,112,405       0.0%
#   Samyang Foods Co., Ltd.                18,333    381,394       0.0%
#   Samyang Holdings Corp.                 22,926  3,266,179       0.1%
#   Samyang Tongsang Co., Ltd.              9,663    381,671       0.0%
#*  Samyoung Chemical Co., Ltd.           136,867    209,127       0.0%
#*  Sangbo Corp.                          109,135    535,365       0.0%
    Sangsin Brake                           8,827     63,006       0.0%
#*  Sapphire Technology Co., Ltd.          42,273    273,544       0.0%
    SaraminHR Co, Ltd.                      3,602     49,116       0.0%
#   Satrec Initiative Co., Ltd.             7,151    227,094       0.0%
#   Savezone I&C Corp.                     62,674    314,394       0.0%
#*  SBI Investment Korea Co., Ltd.        206,964    110,496       0.0%
    SBS Contents Hub Co., Ltd.             39,011    411,663       0.0%
    SBS Media Holdings Co., Ltd.          284,678    825,706       0.0%
#*  SBW                                   342,769    680,168       0.0%
#   Seah Besteel Corp.                     87,900  2,241,082       0.1%
    SeAH Holdings Corp.                     4,811    587,153       0.0%
    SeAH Steel Corp.                       19,174  1,393,987       0.0%
#   Sebang Co., Ltd.                       65,269    983,566       0.0%
    Sebang Global Battery Co., Ltd.        40,246  1,517,330       0.1%
#*  Seegene, Inc.                          58,471  1,787,777       0.1%
#   Sejong Industrial Co., Ltd.            70,108    608,108       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                            PERCENTAGE
                                                      SHARES    VALUE++   OF NET ASSETS**
                                                     --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Sekonix Co., Ltd.                                   39,131 $  603,586       0.0%
#   Sempio Foods Co.                                    13,836    589,178       0.0%
#*  Seobu T&D                                           73,518  1,495,605       0.0%
#   Seohan Co., Ltd.                                   516,097    944,966       0.0%
*   Seohee Construction Co., Ltd.                      889,273    940,059       0.0%
#   Seoul Auction Co., Ltd.                             44,719    731,260       0.0%
#   Seoul Semiconductor Co., Ltd.                      245,479  3,299,376       0.1%
#   SEOWONINTECH Co., Ltd.                              58,761    593,933       0.0%
#   Seoyon Co., Ltd.                                   118,432  1,276,482       0.0%
#*  Sewon Cellontech Co., Ltd.                         177,145    550,768       0.0%
    Sewon Precision Industry Co., Ltd.                  21,670    385,673       0.0%
#   SEWOONMEDICAL Co., Ltd.                            109,964    442,070       0.0%
#   SFA Engineering Corp.                               60,404  3,012,807       0.1%
#*  SFA Semicon Co, Ltd.                               300,260    654,479       0.0%
#*  SG Corp.                                           865,420    854,949       0.0%
#   SH Energy & Chemical Co., Ltd.                     527,381    695,290       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                178,552  1,021,319       0.0%
#*  Shinil Industrial Co., Ltd.                        301,022    494,174       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.      14,837    635,099       0.0%
#   Shinsegae Information & Communication Co., Ltd.      7,196    566,961       0.0%
#   Shinsegae International, Inc.                       15,074  1,025,061       0.0%
#*  Shinsung Solar Energy Co., Ltd.                    237,348    357,378       0.0%
#*  Shinsung Tongsang Co., Ltd.                        705,326  1,013,942       0.0%
#*  Shinwha Intertek Corp.                             128,714    506,529       0.0%
#*  Shinwon Corp.                                      173,143    284,344       0.0%
#   Shinyoung Securities Co., Ltd.                      17,366    818,008       0.0%
#   SHOWBOX Corp.                                      168,507  1,191,937       0.0%
#*  Signetics Corp.                                    318,976    469,247       0.0%
#*  SIGONG TECH Co., Ltd.                               78,318    437,805       0.0%
#   Silicon Works Co., Ltd.                             70,469  1,966,644       0.1%
#   Silla Co., Ltd.                                     38,828    589,253       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                        272,150    698,781       0.0%
#   SIMPAC, Inc.                                        82,220    365,465       0.0%
    Sindoh Co., Ltd.                                     8,853    379,555       0.0%
#   Sinjin SM Co., Ltd.                                 13,589    173,446       0.0%
#   SJM Co., Ltd.                                       34,349    225,760       0.0%
#   SK Chemicals Co., Ltd.                              56,289  3,583,995       0.1%
#*  SK Communications Co., Ltd.                        103,928    336,044       0.0%
#   SK Gas, Ltd.                                        25,919  1,934,129       0.1%
    SK Materials Co., Ltd.                              35,023  3,640,228       0.1%
    SK Networks Co., Ltd.                              468,093  2,780,285       0.1%
#*  SK Securities Co., Ltd.                          2,267,837  2,279,767       0.1%
    SKC Co., Ltd.                                      144,875  3,549,381       0.1%
#*  SKC Solmics Co., Ltd.                               43,587     72,539       0.0%
#   SKCKOLONPI, Inc.                                    40,205    362,253       0.0%
    SL Corp.                                            93,069  1,301,324       0.0%
#*  SM Entertainment Co.                                94,328  3,383,874       0.1%
    SMCo.re, Inc.                                       24,244    136,814       0.0%
#*  Solborn, Inc.                                       94,578    509,904       0.0%
#   Solid, Inc.                                        110,705    431,512       0.0%
#   Songwon Industrial Co., Ltd.                       100,166  1,823,466       0.1%
#*  Sonokong Co., Ltd.                                  95,792    582,927       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                         SHARES   VALUE++   OF NET ASSETS**
                                                         ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Soosan Heavy Industries Co., Ltd.                     61,925 $   98,596       0.0%
#   Soulbrain Co., Ltd.                                   57,380  2,184,867       0.1%
#   Spigen Korea Co., Ltd.                                 8,542    403,592       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                122,987  2,260,679       0.1%
#*  STX Corp.                                             14,209     31,824       0.0%
*   STX Engine Co., Ltd.                                   7,879     42,524       0.0%
#   Suheung Co., Ltd.                                     37,383  1,507,764       0.0%
    Sun Kwang Co., Ltd.                                    3,275     51,641       0.0%
#   Sunchang Corp.                                        52,644    595,468       0.0%
#   Sung Kwang Bend Co., Ltd.                            117,986  1,252,740       0.0%
#   Sungchang Enterprise Holdings, Ltd.                   42,241  1,340,190       0.0%
#*  Sungshin Cement Co., Ltd.                            109,211  1,337,268       0.0%
#   Sungwoo Hitech Co., Ltd.                             229,299  1,868,573       0.1%
#   Sunjin Co., Ltd.                                      25,877    670,293       0.0%
#*  Suprema HQ, Inc.                                      36,612    274,888       0.0%
#*  Suprema, Inc.                                         33,897    804,734       0.0%
#*  Synopex, Inc.                                        386,550    583,677       0.0%
    Tae Kyung Industrial Co., Ltd.                        39,841    180,835       0.0%
    Taekwang Industrial Co., Ltd.                          2,230  1,940,448       0.1%
#*  Taewoong Co., Ltd.                                    66,164  1,056,294       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.        246,613  1,387,222       0.0%
#*  Taihan Electric Wire Co., Ltd.                        37,983    100,093       0.0%
*   Taihan Textile Co., Ltd.                                 844     36,218       0.0%
#   Tailim Packaging Industrial Co., Ltd.                195,880    535,092       0.0%
#*  TBH Global Co., Ltd.                                  53,068    542,720       0.0%
#   TechWing, Inc.                                        57,171    642,433       0.0%
#*  Tera Semicon Co., Ltd.                                45,083  1,055,612       0.0%
#   TES Co., Ltd.                                         80,589    959,381       0.0%
#*  Texcell-NetCom Co., Ltd.                             330,376    666,899       0.0%
#*  Theragen Etex Co., Ltd.                               31,067    186,285       0.0%
#*  Thinkware Systems Corp.                               21,643    265,130       0.0%
#*  TK Chemical Corp.                                    283,667    569,670       0.0%
#   TK Corp.                                              96,322    906,733       0.0%
    TLI, Inc.                                              7,937     52,808       0.0%
#   Tokai Carbon Korea Co., Ltd.                          16,015    621,868       0.0%
#   Tong Yang Moolsan Co., Ltd.                           22,590    296,402       0.0%
*   Tongyang Cement & Energy Corp.                        16,481     71,792       0.0%
    Tongyang Life Insurance Co, Ltd.                     285,685  2,647,961       0.1%
    Tongyang, Inc.                                       313,091    964,490       0.0%
*   Top Engineering Co., Ltd.                             13,860     76,377       0.0%
#   Toptec Co., Ltd.                                      36,271    983,864       0.0%
#   Tovis Co., Ltd.                                       93,175    795,055       0.0%
#*  Trais Co., Ltd.                                       24,456     59,871       0.0%
#   TS Corp.                                              28,650    549,947       0.0%
    UBCare Co., Ltd.                                     120,088    426,291       0.0%
#   Ubiquoss, Inc.                                        79,861    918,138       0.0%
#*  Ubivelox, Inc.                                        25,329    273,407       0.0%
#   Uju Electronics Co., Ltd.                             42,498    583,600       0.0%
#   Unid Co., Ltd.                                        35,003  1,442,011       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.   65,401    882,113       0.0%
#   Uniquest Corp.                                        16,238     56,501       0.0%
#*  Unison Co., Ltd.                                      65,618     95,353       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                             --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   UniTest, Inc.                               69,162 $    488,990       0.0%
#   Value Added Technologies Co., Ltd.          41,298    1,390,543       0.0%
#   Very Good Leisure Co., Ltd.                 25,853      229,230       0.0%
#   Vieworks Co., Ltd.                          41,394    1,824,439       0.1%
#   Visang Education, Inc.                      38,704      439,289       0.0%
#   Vitzrocell Co., Ltd.                        26,187      257,812       0.0%
#*  Webzen, Inc.                                70,375    1,429,501       0.0%
#*  WeMade Entertainment Co., Ltd.              52,849    1,213,762       0.0%
#   Whanin Pharmaceutical Co., Ltd.             67,902      961,169       0.0%
#   WillBes & Co. (The)                        319,383      601,693       0.0%
#*  Winix, Inc.                                 44,681      512,500       0.0%
#   Wins Co., Ltd.                              51,535      447,644       0.0%
#   WiSoL Co., Ltd.                            101,697    1,466,792       0.0%
#*  WIZIT Co., Ltd.                            380,193      522,275       0.0%
#*  Wonik Cube Corp.                            13,011       34,623       0.0%
#*  Wonik IPS Co., Ltd.                        344,693    3,357,989       0.1%
#*  Wonik Materials Co., Ltd.                   23,196    1,205,529       0.0%
*   Wonik QnC Corp.                             25,870      342,163       0.0%
*   Woojeon & Handan Co., Ltd.                  40,784       42,986       0.0%
    Woojin, Inc.                                 2,070       14,112       0.0%
#*  Woongjin Co., Ltd.                         298,417      801,673       0.0%
#*  Woongjin Energy Co., Ltd.                  324,645      352,112       0.0%
*   Woongjin Thinkbig Co., Ltd.                125,097    1,502,270       0.0%
#*  Wooree ETI Co., Ltd.                       181,071      344,103       0.0%
#*  Woori Investment Bank Co., Ltd.          2,972,546    1,677,171       0.1%
#   WooSung Feed Co., Ltd.                      56,399      170,944       0.0%
#   Y G-1 Co., Ltd.                             89,329      840,505       0.0%
#*  YD Online Corp.                             25,757      163,088       0.0%
#*  YeaRimDang Publishing Co., Ltd.             27,221      108,151       0.0%
    YES24 Co., Ltd.                             40,567      295,973       0.0%
    YESCO Co., Ltd.                             14,677      479,681       0.0%
#   YG Entertainment, Inc.                      46,549    1,741,779       0.1%
#   Yoosung Enterprise Co., Ltd.               142,242      510,894       0.0%
#   Youlchon Chemical Co., Ltd.                 68,404      765,014       0.0%
#   Young Heung Iron & Steel Co., Ltd.         287,784      620,428       0.0%
    Young Poong Corp.                            1,097    1,040,130       0.0%
*   Young Poong Mining & Construction Corp.      1,580           --       0.0%
#   Young Poong Precision Corp.                 79,593      642,575       0.0%
#   Youngone Holdings Co., Ltd.                 33,472    1,886,063       0.1%
#*  Yuanta Securities Korea Co., Ltd.          423,823    1,331,157       0.0%
#   YuHwa Securities Co., Ltd.                  13,060      183,991       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.           518,217    3,623,819       0.1%
*   ZeroOne Interactive Co., Ltd.                3,200           --       0.0%
                                                       ------------      ----
TOTAL SOUTH KOREA                                       768,519,148      15.0%
                                                       ------------      ----
TAIWAN -- (12.9%)
#   A-DATA Technology Co., Ltd.              1,519,879    1,403,579       0.0%
    Ability Enterprise Co., Ltd.             1,818,293    1,048,173       0.0%
#   AcBel Polytech, Inc.                     3,000,599    2,202,882       0.1%
#   Accton Technology Corp.                  3,653,763    3,420,515       0.1%
#   ACES Electronic Co., Ltd.                  605,000      575,531       0.0%
    Achem Technology Corp.                   1,673,860      639,818       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Acme Electronics Corp.                        529,000 $  202,110       0.0%
#   Acter Co., Ltd.                               211,000    551,025       0.0%
*   Action Electronics Co., Ltd.                  544,635     56,514       0.0%
#   Actron Technology Corp.                       434,150  1,723,275       0.1%
    Addcn Technology Co., Ltd.                     38,800    297,388       0.0%
#   Adlink Technology, Inc.                       810,031  1,667,680       0.1%
#   Advanced Ceramic X Corp.                      265,000  1,389,570       0.0%
*   Advanced Connectek, Inc.                    1,202,000    232,319       0.0%
    Advanced International Multitech Co., Ltd.    501,000    335,743       0.0%
#   Advanced Wireless Semiconductor Co.           885,000  1,613,703       0.1%
#   Advancetek Enterprise Co., Ltd.               888,917    544,935       0.0%
#*  AGV Products Corp.                          3,484,801    865,443       0.0%
#*  AimCore Technology Co., Ltd.                  334,589    186,739       0.0%
#   Airtac International Group                    112,000    740,076       0.0%
    Alcor Micro Corp.                             312,000    180,188       0.0%
#   ALI Corp.                                   2,271,000  1,368,953       0.0%
    Allis Electric Co., Ltd.                       54,000     15,498       0.0%
#   Alltek Technology Corp.                       579,186    540,316       0.0%
    Alltop Technology Co., Ltd.                   250,000    323,761       0.0%
#   Alpha Networks, Inc.                        2,014,386  1,006,536       0.0%
#   Altek Corp.                                 1,805,945  1,351,455       0.0%
#   Ambassador Hotel (The)                      1,612,000  1,282,843       0.0%
    AMPOC Far-East Co., Ltd.                      320,444    250,912       0.0%
#   AmTRAN Technology Co., Ltd.                 3,398,951  2,100,309       0.1%
    Anpec Electronics Corp.                       336,590    254,905       0.0%
#   Apacer Technology, Inc.                     1,001,576    663,645       0.0%
#   APCB, Inc.                                    732,000    381,975       0.0%
#   Apex Biotechnology Corp.                      654,483    868,802       0.0%
#   Apex International Co., Ltd.                  753,293    832,579       0.0%
#   Apex Medical Corp.                            462,500    582,511       0.0%
#   Apex Science & Engineering                  1,046,132    294,955       0.0%
#   Arcadyan Technology Corp.                     921,718  1,203,277       0.0%
    Ardentec Corp.                              2,744,820  1,707,252       0.1%
#*  Arima Communications Corp.                  1,189,719    232,116       0.0%
#*  Asia Optical Co., Inc.                      1,615,000  1,197,860       0.0%
#   Asia Plastic Recycling Holding, Ltd.          972,842    566,597       0.0%
#   Asia Polymer Corp.                          1,826,458  1,010,518       0.0%
#   Asia Vital Components Co., Ltd.             2,146,058  1,683,245       0.1%
#   ASMedia Technology, Inc.                      153,000    704,895       0.0%
#   ASPEED Technology, Inc.                        91,599    836,757       0.0%
#   ASROCK, Inc.                                  141,000    193,337       0.0%
    Aten International Co., Ltd.                  604,479  1,501,899       0.0%
#   Audix Corp.                                   626,600    649,810       0.0%
#   Aurora Corp.                                  688,499  1,190,719       0.0%
    AV Tech Corp.                                 100,000     77,343       0.0%
#   Avermedia Technologies                        767,446    211,064       0.0%
#*  Avision, Inc.                                 437,000     95,504       0.0%
#   AVY Precision Technology, Inc.                327,670    472,756       0.0%
#   Awea Mechantronic Co., Ltd.                   260,200    242,981       0.0%
    Bank of Kaohsiung Co., Ltd.                 2,659,771    710,320       0.0%
    Basso Industry Corp.                          586,900  1,311,075       0.0%
#   BenQ Materials Corp.                        1,172,000    629,483       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE++   OF NET ASSETS**
                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   BES Engineering Corp.                        10,018,750 $1,866,284       0.1%
#   Bionet Corp.                                    132,000    121,116       0.0%
    Bionime Corp.                                    59,000     85,824       0.0%
#*  Biostar Microtech International Corp.         1,025,975    235,152       0.0%
    Bioteque Corp.                                  360,308  1,768,869       0.1%
#   Bizlink Holding, Inc.                           517,529  2,937,377       0.1%
#   Boardtek Electronics Corp.                      783,000  1,121,004       0.0%
    Bright Led Electronics Corp.                    525,520    132,436       0.0%
    C Sun Manufacturing, Ltd.                       722,221    316,020       0.0%
*   Cameo Communications, Inc.                      393,818     66,562       0.0%
    Capital Securities Corp.                     13,084,142  3,445,462       0.1%
#   Career Technology MFG. Co., Ltd.              2,145,000  1,218,229       0.0%
*   Carnival Industrial Corp.                     1,419,000    214,623       0.0%
    Cathay Chemical Works                            30,000     14,462       0.0%
#   Cathay Real Estate Development Co., Ltd.      5,071,000  2,244,590       0.1%
    Celxpert Energy Corp.                            44,000     25,817       0.0%
#   Central Reinsurance Co., Ltd.                   919,410    410,307       0.0%
#   ChainQui Construction Development Co., Ltd.     379,083    277,732       0.0%
#*  Champion Building Materials Co., Ltd.         2,163,851    464,401       0.0%
#   Champion Microelectronic Corp.                  175,965    206,115       0.0%
#   Chang Wah Electromaterials, Inc.                267,673    710,375       0.0%
#   Channel Well Technology Co., Ltd.               859,000    707,863       0.0%
#   Charoen Pokphand Enterprise                   1,282,985  1,108,118       0.0%
#   Chaun-Choung Technology Corp.                   456,000  1,554,717       0.0%
    CHC Healthcare Group                             24,000     37,131       0.0%
#   CHC Resources Corp.                             398,348    743,959       0.0%
#   Chen Full International Co., Ltd.               610,000  1,122,833       0.0%
#   Chenbro Micom Co., Ltd.                         357,000    578,440       0.0%
    Cheng Loong Corp.                             5,762,383  2,061,469       0.1%
#   Cheng Uei Precision Industry Co., Ltd.        3,050,331  3,914,203       0.1%
#*  Chenming Mold Industry Corp.                    470,437    189,072       0.0%
#   Chia Chang Co., Ltd.                            897,000    645,004       0.0%
#   Chia Hsin Cement Corp.                        1,788,121    507,795       0.0%
    Chicony Power Technology Co., Ltd.               42,000     46,839       0.0%
#   Chien Kuo Construction Co., Ltd.              1,568,312    435,753       0.0%
#   Chilisin Electronics Corp.                      559,315    920,936       0.0%
    Chime Ball Technology Co., Ltd.                 114,000    195,029       0.0%
#   Chimei Materials Technology Corp.             2,077,900  1,127,328       0.0%
    Chin-Poon Industrial Co., Ltd.                2,573,207  5,200,307       0.1%
#   China Bills Finance Corp.                       802,000    305,763       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.     1,874,000  1,084,605       0.0%
#   China Ecotek Corp.                              200,000    334,383       0.0%
#*  China Electric Manufacturing Corp.            1,352,900    335,578       0.0%
#   China General Plastics Corp.                  2,379,105  1,150,488       0.0%
    China Glaze Co., Ltd.                           576,139    187,077       0.0%
#*  China Man-Made Fiber Corp.                    2,289,879    551,960       0.0%
#   China Metal Products                          1,919,603  2,266,454       0.1%
    China Motor Corp.                               299,609    209,676       0.0%
#*  China Petrochemical Development Corp.        16,258,000  4,101,633       0.1%
#   China Steel Chemical Corp.                      503,554  1,681,011       0.1%
#   China Steel Structure Co., Ltd.                 585,000    413,224       0.0%
    China Synthetic Rubber Corp.                  3,209,573  2,362,736       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                         ---------- ---------- ---------------
TAIWAN -- (Continued)
*   China United Trust & Investment Corp.                   164,804 $       --       0.0%
#   China Wire & Cable Co., Ltd.                            568,800    220,040       0.0%
#   Chinese Maritime Transport, Ltd.                        722,850    537,878       0.0%
    ChipMOS TECHNOLOGIES, Inc.                               35,000     33,816       0.0%
#   Chlitina Holding, Ltd.                                  165,000  1,159,123       0.0%
    Chong Hong Construction Co., Ltd.                     1,012,666  1,620,014       0.1%
*   Chou Chin Industrial Co., Ltd.                              825         --       0.0%
#   Chroma ATE, Inc.                                      1,847,821  4,093,063       0.1%
#   Chun YU Works & Co., Ltd.                             1,382,000    595,527       0.0%
    Chun Yuan Steel                                       2,283,529    764,000       0.0%
*   Chung Hung Steel Corp.                                5,920,979  1,099,338       0.0%
#   Chung Hwa Pulp Corp.                                  2,943,405    907,943       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.   2,618,375  1,500,337       0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.         165,000    179,086       0.0%
#*  Chunghwa Picture Tubes, Ltd.                         14,410,000    235,622       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.               297,000    154,944       0.0%
    Cleanaway Co., Ltd.                                     502,000  2,716,350       0.1%
    Clevo Co.                                             3,054,200  2,670,154       0.1%
*   CMC Magnetics Corp.                                  15,197,566  1,542,775       0.0%
#*  CoAsia Microelectronics Corp.                           703,500    439,062       0.0%
    Coland Holdings, Ltd.                                   211,000    285,647       0.0%
#   Collins Co., Ltd.                                       562,431    207,312       0.0%
#   Compeq Manufacturing Co., Ltd.                        6,824,000  3,775,760       0.1%
#*  Concord Securities Co., Ltd.                          3,059,000    592,770       0.0%
*   Continental Holdings Corp.                            3,343,320  1,149,213       0.0%
#   Coretronic Corp.                                      3,985,750  3,617,316       0.1%
#   Cowealth Medical Holding Co., Ltd.                       50,000    104,810       0.0%
#   Coxon Precise Industrial Co., Ltd.                      820,000  1,148,593       0.0%
    Creative Sensor, Inc.                                   134,000     83,762       0.0%
#   Crystalwise Technology, Inc.                            764,302    204,899       0.0%
#   CSBC Corp. Taiwan                                     3,097,610  1,481,259       0.0%
    CTCI Corp.                                               62,000     80,655       0.0%
#   Cub Elecparts, Inc.                                     215,750  2,607,141       0.1%
#   CviLux Corp.                                            517,039    418,714       0.0%
    Cyberlink Corp.                                         498,697  1,077,672       0.0%
#   CyberPower Systems, Inc.                                264,000    792,108       0.0%
#   CyberTAN Technology, Inc.                             1,387,779    713,147       0.0%
#*  D-Link Corp.                                          5,120,668  1,598,416       0.1%
#   DA CIN Construction Co., Ltd.                         1,040,711    501,224       0.0%
#   Da-Li Development Co., Ltd.                           1,012,592    684,719       0.0%
    Dafeng TV, Ltd.                                         413,540    486,628       0.0%
#*  Danen Technology Corp.                                2,682,000    643,860       0.0%
    Darfon Electronics Corp.                              1,833,550  1,115,868       0.0%
#   Darwin Precisions Corp.                               2,422,635    906,727       0.0%
    Davicom Semiconductor, Inc.                              52,888     37,894       0.0%
#   De Licacy Industrial Co., Ltd.                          794,798    801,001       0.0%
#*  Delpha Construction Co., Ltd.                           991,931    508,237       0.0%
#   Depo Auto Parts Ind Co., Ltd.                           685,000  2,116,004       0.1%
*   Der Pao Construction Co., Ltd.                          902,078         --       0.0%
#   DFI, Inc.                                               514,524    962,598       0.0%
#   Dimerco Express Corp.                                   645,000    319,404       0.0%
#   Dynacolor, Inc.                                         316,000    490,322       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                               PERCENTAGE
                                                         SHARES    VALUE++   OF NET ASSETS**
                                                       ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Dynamic Electronics Co., Ltd.                       1,908,321 $  497,075       0.0%
#   Dynapack International Technology Corp.               971,000  1,456,392       0.0%
#*  E Ink Holdings, Inc.                                6,087,000  2,819,522       0.1%
#   E-Lead Electronic Co., Ltd.                           507,942    529,968       0.0%
#   E-Life Mall Corp.                                     469,000    844,135       0.0%
*   E-Ton Solar Tech Co., Ltd.                          2,396,209    742,104       0.0%
*   Eastern Media International Corp.                   2,757,889    485,818       0.0%
#   Edimax Technology Co., Ltd.                         1,297,108    400,895       0.0%
#   Edison Opto Corp.                                     871,000    388,907       0.0%
#   Edom Technology Co., Ltd.                           1,029,062    518,641       0.0%
#   eGalax_eMPIA Technology, Inc.                         333,369    574,294       0.0%
#   Elan Microelectronics Corp.                         2,597,715  2,683,288       0.1%
#   Elite Advanced Laser Corp.                            544,600  2,605,884       0.1%
    Elite Material Co., Ltd.                            1,873,350  3,332,110       0.1%
#   Elite Semiconductor Memory Technology, Inc.         1,732,200  1,405,106       0.0%
#   Elitegroup Computer Systems Co., Ltd.               2,281,254  1,395,786       0.0%
#   eMemory Technology, Inc.                              429,000  4,688,362       0.1%
#*  Emerging Display Technologies Corp.                   646,000    245,799       0.0%
#   ENG Electric Co., Ltd.                              1,116,794    590,007       0.0%
#   Ennoconn Corp.                                         18,000    229,019       0.0%
#   EnTie Commercial Bank Co., Ltd.                     2,226,603    957,395       0.0%
*   Episil Holdings, Inc.                                 647,000    236,139       0.0%
#   Epistar Corp.                                       1,639,000  1,049,640       0.0%
    Eslite Spectrum Corp. (The)                            20,000    114,342       0.0%
#   Eson Precision Ind. Co., Ltd.                         293,000    292,351       0.0%
#   Eternal Materials Co., Ltd.                         3,699,647  3,696,425       0.1%
#   Etron Technology, Inc.                              1,607,000    607,241       0.0%
#   Everest Textile Co., Ltd.                           2,598,562  1,236,497       0.0%
    Evergreen International Storage & Transport Corp.   3,658,000  1,477,439       0.0%
#   Everlight Chemical Industrial Corp.                 3,209,720  1,999,028       0.1%
#   Everlight Electronics Co., Ltd.                     2,958,000  4,135,839       0.1%
#*  Everspring Industry Co., Ltd.                         168,000     99,185       0.0%
#   Excelsior Medical Co., Ltd.                           623,217    954,680       0.0%
#   Far Eastern Department Stores, Ltd.                 5,475,000  2,929,688       0.1%
#   Far Eastern International Bank                     13,503,845  3,918,468       0.1%
#   Faraday Technology Corp.                            1,470,788  1,966,447       0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.           485,000    220,800       0.0%
#   Farglory Land Development Co., Ltd.                 1,604,000  1,918,425       0.1%
    Federal Corp.                                       3,166,489  1,406,616       0.0%
#   Feedback Technology Corp.                             235,000    373,290       0.0%
    Feng Hsin Steel Co., Ltd.                           2,776,100  3,912,583       0.1%
    Fine Blanking & Tool Co., Ltd.                         13,000     17,705       0.0%
    First Copper Technology Co., Ltd.                     791,000    173,267       0.0%
#   First Hotel                                           911,350    519,474       0.0%
#   First Insurance Co, Ltd. (The)                      1,157,179    411,977       0.0%
#   First Steamship Co., Ltd.                           2,597,218    685,874       0.0%
#   FLEXium Interconnect, Inc.                          1,628,270  3,733,589       0.1%
#   Flytech Technology Co., Ltd.                          709,309  2,380,922       0.1%
#   FocalTech Systems Co., Ltd.                         1,323,048  1,133,016       0.0%
#   Formosa Advanced Technologies Co., Ltd.             1,096,000    759,389       0.0%
#   Formosa International Hotels Corp.                    265,329  1,606,950       0.1%
#   Formosa Laboratories, Inc.                            476,000  1,147,228       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                   --------- ---------- ---------------
TAIWAN -- (Continued)
#   Formosa Oilseed Processing Co., Ltd.             708,567 $  652,018       0.0%
#   Formosa Optical Technology Co., Ltd.             145,000    345,419       0.0%
#   Formosan Rubber Group, Inc.                    3,013,000  1,552,754       0.0%
    Formosan Union Chemical                        1,285,218    625,043       0.0%
#   Fortune Electric Co., Ltd.                       699,078    328,762       0.0%
#   Founding Construction & Development Co., Ltd.  1,084,546    584,454       0.0%
    Foxlink Image Technology Co., Ltd.               669,000    319,732       0.0%
#   Froch Enterprise Co., Ltd.                     1,216,189    384,077       0.0%
    FSP Technology, Inc.                           1,054,427    784,452       0.0%
#   Fulgent Sun International Holding Co., Ltd.      376,000    719,847       0.0%
#   Fullerton Technology Co., Ltd.                   399,600    298,962       0.0%
#   Fulltech Fiber Glass Corp.                     2,124,083    678,897       0.0%
#   Fwusow Industry Co., Ltd.                        823,751    385,353       0.0%
#   G Shank Enterprise Co., Ltd.                     773,281    539,552       0.0%
#*  G Tech Optoelectronics Corp.                   1,325,000    382,603       0.0%
#   Gallant Precision Machining Co., Ltd.            839,000    366,428       0.0%
#   Gamania Digital Entertainment Co., Ltd.          669,000    629,548       0.0%
#   Gemtek Technology Corp.                        2,308,219  1,187,230       0.0%
#   General Plastic Industrial Co., Ltd.             199,553    233,249       0.0%
#*  Genesis Photonics, Inc.                        2,540,990    441,545       0.0%
#*  Genius Electronic Optical Co., Ltd.              485,427    676,861       0.0%
*   Genmont Biotech, Inc.                             48,000     33,108       0.0%
#   GeoVision, Inc.                                  394,986    834,804       0.0%
    Getac Technology Corp.                         2,800,360  1,887,263       0.1%
#*  Giantplus Technology Co., Ltd.                 1,585,900    883,106       0.0%
    Giga Solution Tech Co., Ltd.                     159,446     93,544       0.0%
    Gigabyte Technology Co., Ltd.                  3,879,800  4,141,743       0.1%
#   Gigasolar Materials Corp.                         71,880  1,193,270       0.0%
#*  Gigastorage Corp.                              2,094,561  1,556,962       0.0%
#*  Gintech Energy Corp.                           3,308,297  2,246,329       0.1%
#*  Global Brands Manufacture, Ltd.                1,991,359    450,114       0.0%
#   Global Lighting Technologies, Inc.               548,000    981,256       0.0%
#   Global Mixed Mode Technology, Inc.               519,000  1,071,684       0.0%
#   Global Unichip Corp.                             610,000  1,423,675       0.0%
#   Globalwafers Co., Ltd.                           106,048    242,881       0.0%
    Globe Union Industrial Corp.                   1,470,914    691,279       0.0%
    Gloria Material Technology Corp.               3,374,565  1,842,181       0.1%
#   Glory Science Co., Ltd.                          330,296    512,856       0.0%
#*  Gold Circuit Electronics, Ltd.                 2,805,227    701,536       0.0%
    Goldsun Building Materials Co., Ltd.           8,895,722  2,291,968       0.1%
#   Good Will Instrument Co., Ltd.                   226,542    126,593       0.0%
#   Gourmet Master Co., Ltd.                         406,000  3,264,243       0.1%
#   Grand Ocean Retail Group, Ltd.                    85,000     59,383       0.0%
#   Grand Pacific Petrochemical                    7,220,000  3,743,670       0.1%
#   Grand Plastic Technology Corp.                    81,000    584,936       0.0%
#   Grape King Bio, Ltd.                             680,000  4,087,278       0.1%
#   Great China Metal Industry                     1,001,000    829,105       0.0%
#   Great Taipei Gas Co., Ltd.                     1,640,000  1,181,894       0.0%
#   Great Wall Enterprise Co., Ltd.                3,741,774  2,534,917       0.1%
    Greatek Electronics, Inc.                      1,052,000  1,196,183       0.0%
#*  Green Energy Technology, Inc.                  2,304,457  1,286,993       0.0%
#   Green Seal Holding, Ltd.                         174,000    757,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  GTM Holdings Corp.                                  681,000 $  261,485       0.0%
#   Hakers Enterprise Co., Ltd.                         117,200    265,418       0.0%
#   Hannstar Board Corp.                              2,209,049    633,800       0.0%
#*  HannStar Display Corp.                           21,641,506  2,509,313       0.1%
*   HannsTouch Solution, Inc.                         3,945,805    860,096       0.0%
#   Hanpin Electron Co., Ltd.                            79,000     99,329       0.0%
#   Harvatek Corp.                                      941,949    285,372       0.0%
#   Hey Song Corp.                                    2,013,750  2,173,074       0.1%
#   Hi-Clearance, Inc.                                  185,000    558,339       0.0%
#   Hiroca Holdings, Ltd.                               370,448  1,454,210       0.0%
#   HiTi Digital, Inc.                                1,013,935    437,100       0.0%
#   Hitron Technology, Inc.                           1,757,213    977,545       0.0%
    Hiyes International Co., Ltd.                         5,043      4,769       0.0%
#*  Ho Tung Chemical Corp.                            5,574,400  1,238,054       0.0%
#   Hocheng Corp.                                     2,223,700    544,997       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.            205,908     49,494       0.0%
#   Holiday Entertainment Co., Ltd.                     415,800    667,858       0.0%
#   Holtek Semiconductor, Inc.                        1,176,000  1,883,164       0.1%
    Holy Stone Enterprise Co., Ltd.                   1,290,728  1,322,760       0.0%
#   Hong TAI Electric Industrial                        979,000    255,871       0.0%
#   Hong YI Fiber Industry Co.                          341,652    221,898       0.0%
#   Horizon Securities Co., Ltd.                      2,760,000    483,160       0.0%
#   Hota Industrial Manufacturing Co., Ltd.           1,257,128  6,014,806       0.1%
#   Hsin Kuang Steel Co., Ltd.                        1,458,443    702,516       0.0%
    Hsin Yung Chien Co., Ltd.                           246,100    601,635       0.0%
    Hsing TA Cement Co.                                 540,900    167,598       0.0%
#   Hu Lane Associate, Inc.                             470,866  2,177,525       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                    2,359,565    493,231       0.0%
#   Huaku Development Co., Ltd.                       1,759,816  3,103,807       0.1%
#   Huang Hsiang Construction Corp.                     754,800    669,214       0.0%
#   Hung Ching Development & Construction Co., Ltd.     730,000    402,359       0.0%
    Hung Poo Real Estate Development Corp.            1,829,185  1,475,025       0.0%
#   Hung Sheng Construction, Ltd.                     3,143,400  1,546,946       0.0%
#   Huxen Corp.                                         315,244    445,131       0.0%
#   Hwa Fong Rubber Co., Ltd.                         1,629,010    561,909       0.0%
#*  Hwacom Systems, Inc.                                442,000    136,822       0.0%
    I-Chiun Precision Industry Co., Ltd.                846,313    230,334       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.             664,000    779,903       0.0%
#   Ibase Technology, Inc.                              730,470  1,258,511       0.0%
#   Ichia Technologies, Inc.                          2,319,000  1,095,197       0.0%
#   Ideal Bike Corp.                                    862,263    348,958       0.0%
#   IEI Integration Corp.                               313,209    340,909       0.0%
#   ILI Technology Corp.                                563,383    882,243       0.0%
    Infortrend Technology, Inc.                       1,176,163    582,217       0.0%
#   Inpaq Technology Co., Ltd.                          546,000    349,708       0.0%
#   Intai Technology Corp.                              105,000    495,977       0.0%
#   International Games System Co., Ltd.                 32,000    271,824       0.0%
#   Iron Force Industrial Co., Ltd.                     210,393  1,254,330       0.0%
    ITE Technology, Inc.                                890,095    761,431       0.0%
#   ITEQ Corp.                                        1,673,614  1,545,814       0.0%
*   J Touch Corp.                                        11,000      1,030       0.0%
#   Jentech Precision Industrial Co., Ltd.              447,868    575,869       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                              --------- ---------- ---------------
TAIWAN -- (Continued)
#   Jess-Link Products Co., Ltd.                970,900 $  802,271       0.0%
#   Jih Sun Financial Holdings Co., Ltd.      8,093,472  1,761,748       0.1%
#   Johnson Health Tech Co., Ltd.               588,257    927,940       0.0%
    K Laser Technology, Inc.                    712,000    301,972       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.         333,020    117,530       0.0%
*   Kao Hsing Chang Iron & Steel                142,600     38,188       0.0%
#   Kaori Heat Treatment Co., Ltd.              549,197    984,198       0.0%
#   Kaulin Manufacturing Co., Ltd.              875,330    459,673       0.0%
#   KD Holding Corp.                            136,000    738,889       0.0%
    KEE TAI Properties Co., Ltd.              2,564,473  1,210,601       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.   1,199,000    426,278       0.0%
#   Kerry TJ Logistics Co., Ltd.              1,696,000  2,187,618       0.1%
#   Kindom Construction Corp.                 2,544,000  1,259,113       0.0%
#   King Yuan Electronics Co., Ltd.           8,446,979  7,434,550       0.2%
    King's Town Bank Co., Ltd.                3,564,701  2,480,050       0.1%
#   King's Town Construction Co., Ltd.          962,074    512,066       0.0%
    Kinik Co.                                   771,000  1,208,327       0.0%
#*  Kinko Optical Co., Ltd.                     964,000    423,313       0.0%
#*  Kinpo Electronics                         9,185,157  3,094,271       0.1%
    Kinsus Interconnect Technology Corp.        268,000    517,639       0.0%
#   KMC Kuei Meng International, Inc.           273,146  1,030,676       0.0%
#   KS Terminals, Inc.                          803,482    948,769       0.0%
#   Kung Long Batteries Industrial Co., Ltd.    363,000  1,496,996       0.0%
#*  Kung Sing Engineering Corp.               2,004,000    707,701       0.0%
#   Kuo Toong International Co., Ltd.         1,263,344  1,015,719       0.0%
#   Kuoyang Construction Co., Ltd.            3,023,384  1,099,833       0.0%
#   Kwong Fong Industries Corp.               1,256,184    747,022       0.0%
#   Kwong Lung Enterprise Co., Ltd.              75,000    123,599       0.0%
#   KYE Systems Corp.                         1,806,672    503,887       0.0%
#   L&K Engineering Co., Ltd.                   623,048    616,408       0.0%
#   LAN FA Textile                            1,708,933    487,305       0.0%
#   Lanner Electronics, Inc.                    457,006    538,558       0.0%
    Laser Tek Taiwan Co., Ltd.                   92,504     71,478       0.0%
#*  LCY Chemical Corp.                        1,926,383  2,284,001       0.1%
    Leader Electronics, Inc.                    828,000    242,286       0.0%
    Leadtrend Technology Corp.                  120,086    107,497       0.0%
    Lealea Enterprise Co., Ltd.               4,798,892  1,359,729       0.0%
#   Ledlink Optics, Inc.                        210,250    335,029       0.0%
    Ledtech Electronics Corp.                   351,000    104,510       0.0%
    LEE CHI Enterprises Co., Ltd.             1,115,000    381,405       0.0%
#   Lelon Electronics Corp.                     389,300    412,607       0.0%
#   Leofoo Development Co., Ltd.              1,751,000    488,672       0.0%
#*  LES Enphants Co., Ltd.                      727,754    304,857       0.0%
#   Lextar Electronics Corp.                  2,756,500  1,327,334       0.0%
#*  Li Peng Enterprise Co., Ltd.              4,248,897  1,036,948       0.0%
#   Lian HWA Food Corp.                         432,883    390,702       0.0%
#   Lien Chang Electronic Enter                 476,000    201,734       0.0%
    Lien Hwa Industrial Corp.                 3,864,503  2,405,209       0.1%
#   Lingsen Precision Industries, Ltd.        2,690,506    698,936       0.0%
    Lite-On Semiconductor Corp.               1,591,539    993,697       0.0%
    Long Bon International Co., Ltd.          2,208,945  1,264,533       0.0%
#   Long Chen Paper Co., Ltd.                 3,603,709  1,505,365       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Longwell Co.                                    1,032,000 $1,018,851       0.0%
#   Lotes Co., Ltd.                                   444,778  1,171,255       0.0%
#   Lucky Cement Corp.                              1,606,000    504,684       0.0%
#   Lumax International Corp., Ltd.                   591,769    862,956       0.0%
#   Lung Yen Life Service Corp.                       437,000    737,484       0.0%
#   LuxNet Corp.                                      432,482    756,686       0.0%
#   Macauto Industrial Co., Ltd.                      186,000  1,001,908       0.0%
#   Macroblock, Inc.                                   83,000    151,097       0.0%
#*  Macronix International                         27,440,481  3,051,821       0.1%
*   MacroWell OMG Digital Entertainment Co., Ltd.       1,000      1,691       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.          237,303    294,088       0.0%
#   Marketech International Corp.                     862,000    665,389       0.0%
#   Masterlink Securities Corp.                     7,456,873  2,037,522       0.1%
#   Mayer Steel Pipe Corp.                            916,567    350,588       0.0%
    Maywufa Co., Ltd.                                  69,322     29,924       0.0%
    Meiloon Industrial Co.                            393,809    163,906       0.0%
#   Mercuries & Associates Holding, Ltd.            2,409,991  1,394,402       0.0%
#   Mercuries Life Insurance Co., Ltd.              5,167,009  2,484,850       0.1%
#   Merry Electronics Co., Ltd.                     1,176,477  2,183,385       0.1%
    Micro-Star International Co., Ltd.              2,799,075  4,455,047       0.1%
*   Microbio Co., Ltd.                              1,775,607  1,343,874       0.0%
*   Microelectronics Technology, Inc.                 232,019     69,280       0.0%
#   Microlife Corp.                                   288,600    746,509       0.0%
    Mildef Crete, Inc.                                170,000    200,138       0.0%
    MIN AIK Technology Co., Ltd.                    1,164,316  1,804,013       0.1%
#   Mirle Automation Corp.                          1,090,959  1,154,152       0.0%
#   Mitac Holdings Corp.                            1,138,000    807,940       0.0%
#   Mobiletron Electronics Co., Ltd.                  395,000    568,108       0.0%
*   Mosel Vitelic, Inc.                             2,344,014    213,613       0.0%
#*  Motech Industries, Inc.                         2,833,467  2,665,547       0.1%
#   MPI Corp.                                         445,000    960,553       0.0%
#   Nak Sealing Technologies Corp.                    367,954    855,013       0.0%
    Namchow Chemical Industrial Co., Ltd.           1,129,000  2,091,743       0.1%
#*  Nan Kang Rubber Tire Co., Ltd.                  3,331,952  2,811,896       0.1%
#   Nan Liu Enterprise Co., Ltd.                      216,000    988,574       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.          855,000    208,283       0.0%
#   Nan Ya Printed Circuit Board Corp.              1,663,000  1,561,278       0.0%
#   Nantex Industry Co., Ltd.                       1,542,585  1,303,364       0.0%
#   National Petroleum Co., Ltd.                      207,824    236,650       0.0%
#   Neo Solar Power Corp.                           6,203,744  3,311,162       0.1%
#   Netronix, Inc.                                    468,000    818,224       0.0%
    New Asia Construction & Development Corp.         338,835     66,417       0.0%
#   New Era Electronics Co., Ltd.                     312,000    227,659       0.0%
#*  Newmax Technology Co., Ltd.                       366,009    159,058       0.0%
#   Nexcom International Co., Ltd.                    677,094    548,341       0.0%
#   Nichidenbo Corp.                                  927,801    678,162       0.0%
    Nien Hsing Textile Co., Ltd.                    1,601,436  1,175,504       0.0%
#   Nishoku Technology, Inc.                          143,000    217,690       0.0%
#   Nuvoton Technology Corp.                          361,000    334,333       0.0%
*   O-TA Precision Industry Co., Ltd.                  42,000     20,587       0.0%
#*  Ocean Plastics Co., Ltd.                          830,200    665,357       0.0%
#   OptoTech Corp.                                  3,890,886  1,313,017       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                            ---------- ---------- ---------------
TAIWAN -- (Continued)
    Orient Europharma Co., Ltd.                 35,000 $   53,493       0.0%
#*  Orient Semiconductor Electronics, Ltd.   4,075,000  1,557,338       0.0%
#   Oriental Union Chemical Corp.            3,219,267  2,059,702       0.1%
*   P-Two Industries, Inc.                      49,000     23,103       0.0%
#   Pacific Construction Co.                 1,868,921    787,040       0.0%
#   Pacific Hospital Supply Co., Ltd.          396,000  1,165,747       0.0%
#   Paiho Shih Holdings Corp.                  494,000    602,776       0.0%
#   Pan Jit International, Inc.              2,523,541  1,309,960       0.0%
#   Pan-International Industrial Corp.       2,962,747  1,079,312       0.0%
#   Parade Technologies, Ltd.                  421,401  3,896,550       0.1%
#   Paragon Technologies Co., Ltd.             482,246    331,594       0.0%
#   PChome Online, Inc.                        407,256  4,304,484       0.1%
#   Phihong Technology Co., Ltd.             1,483,901    472,135       0.0%
#   Phoenix Tours International, Inc.          303,450    378,521       0.0%
#   Pixart Imaging, Inc.                       593,150  1,286,116       0.0%
    Plotech Co., Ltd.                           27,000      7,274       0.0%
#   Polytronics Technology Corp.               330,027    607,786       0.0%
#   Portwell, Inc.                             617,000    901,680       0.0%
#   Posiflex Technology, Inc.                  294,327  1,474,713       0.0%
*   Potrans Electrical Corp.                   228,000         --       0.0%
#   Power Mate Technology Co., Ltd.            255,000    516,871       0.0%
#   Power Quotient International Co., Ltd.     970,600    294,511       0.0%
#   Powertech Industrial Co., Ltd.             317,000    123,804       0.0%
#   Poya International Co., Ltd.               310,135  3,279,320       0.1%
    President Securities Corp.               5,389,488  2,033,095       0.1%
    Primax Electronics, Ltd.                   268,000    314,187       0.0%
*   Prime Electronics & Satellitics, Inc.      667,822    235,577       0.0%
#   Prince Housing & Development Corp.       8,384,644  3,064,434       0.1%
#*  Princeton Technology Corp.               1,099,000    239,617       0.0%
*   Prodisc Technology, Inc.                 1,707,199         --       0.0%
#   Promate Electronic Co., Ltd.             1,060,000  1,117,400       0.0%
#   Promise Technology, Inc.                 1,012,286    472,044       0.0%
*   Protop Technology Co., Ltd.                192,000         --       0.0%
#   Qisda Corp.                             12,154,900  3,847,046       0.1%
#   Qualipoly Chemical Corp.                   514,713    537,479       0.0%
#   Quanta Storage, Inc.                       543,000    362,396       0.0%
*   Quintain Steel Co., Ltd.                 1,138,000    246,590       0.0%
#   Radiant Opto-Electronics Corp.             150,000    215,278       0.0%
#   Radium Life Tech Co., Ltd.               4,858,100  1,510,053       0.0%
#   Ralec Electronic Corp.                     291,209    443,331       0.0%
#   Rechi Precision Co., Ltd.                1,851,181  1,379,883       0.0%
#*  Rexon Industrial Corp., Ltd.                94,392     30,686       0.0%
#   Rich Development Co., Ltd.               4,372,036  1,225,242       0.0%
#*  Ritek Corp.                             19,067,387  1,663,513       0.1%
#   Rotam Global Agrosciences, Ltd.            607,268    704,574       0.0%
#   Ruentex Engineering & Construction Co.     226,000    290,295       0.0%
#   Run Long Construction Co., Ltd.            731,292    767,406       0.0%
*   Sainfoin Technology Corp.                  131,260         --       0.0%
    Sampo Corp.                              3,494,327  1,460,172       0.0%
#   San Fang Chemical Industry Co., Ltd.     1,206,454  1,431,410       0.0%
*   San Far Property, Ltd.                      74,000     33,799       0.0%
#   San Shing Fastech Corp.                    647,875  1,195,797       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                           PERCENTAGE
                                                     SHARES    VALUE++   OF NET ASSETS**
                                                   ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Sanyang Motor Co., Ltd.                         2,817,628 $1,807,103       0.1%
#   SCI Pharmtech, Inc.                               353,395    931,398       0.0%
#   Scientech Corp.                                   287,000    649,035       0.0%
#   SDI Corp.                                         816,000    802,880       0.0%
#   Sea Sonic Electronics Co., Ltd.                   143,000    138,265       0.0%
    Senao International Co., Ltd.                     522,541    697,049       0.0%
#   Senao Networks, Inc.                               46,000    243,481       0.0%
#   Sercomm Corp.                                   1,593,000  3,776,779       0.1%
#   Sesoda Corp.                                    1,078,163    950,339       0.0%
    Shan-Loong Transportation Co., Ltd.                29,000     22,149       0.0%
    Sheng Yu Steel Co., Ltd.                          639,980    388,811       0.0%
#   ShenMao Technology, Inc.                          542,891    364,025       0.0%
#   Shih Her Technologies, Inc.                       284,000    290,230       0.0%
    Shih Wei Navigation Co., Ltd.                   1,537,384    537,858       0.0%
    Shihlin Electric & Engineering Corp.            1,700,000  2,087,185       0.1%
*   Shihlin Paper Corp.                               107,000    102,756       0.0%
    Shin Hai Gas Corp.                                  1,203      1,507       0.0%
    Shin Zu Shing Co., Ltd.                         1,098,144  3,125,267       0.1%
#   Shinih Enterprise Co., Ltd.                       128,000     91,213       0.0%
#*  Shining Building Business Co., Ltd.             2,417,041    864,159       0.0%
    Shinkong Insurance Co., Ltd.                    1,313,131    967,466       0.0%
#   Shinkong Synthetic Fibers Corp.                10,044,395  2,658,195       0.1%
#   Shinkong Textile Co., Ltd.                        964,542  1,111,124       0.0%
#   Shiny Chemical Industrial Co., Ltd.               334,031    451,301       0.0%
#*  Shuttle, Inc.                                   2,485,152    704,301       0.0%
    Sigurd Microelectronics Corp.                   2,448,974  1,793,380       0.1%
#   Silergy Corp.                                     118,000  1,567,096       0.0%
#*  Silicon Integrated Systems Corp.                1,490,820    310,961       0.0%
    Silicon Power Computer & Communications, Inc.      22,000     11,183       0.0%
#   Silitech Technology Corp.                         836,774    413,712       0.0%
#   Sinbon Electronics Co., Ltd.                    1,396,923  2,901,737       0.1%
    Sincere Navigation Corp.                        2,186,786  1,377,224       0.0%
    Sinher Technology, Inc.                            86,000    115,369       0.0%
#   Sinmag Equipment Corp.                            235,436    778,671       0.0%
#*  Sino-American Electronic Co., Ltd.                 88,750    230,246       0.0%
#   Sino-American Silicon Products, Inc.            3,975,000  4,219,141       0.1%
    Sinon Corp.                                     2,577,510  1,110,331       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                  808,595    694,792       0.0%
#   Sinyi Realty, Inc.                              1,427,608  1,189,224       0.0%
#   Sirtec International Co., Ltd.                    920,000  1,106,718       0.0%
    Sitronix Technology Corp.                         746,879  2,177,790       0.1%
#   Siward Crystal Technology Co., Ltd.             1,106,000    648,804       0.0%
#   Soft-World International Corp.                    467,000    851,050       0.0%
#   Solar Applied Materials Technology Co.          2,371,581  1,239,684       0.0%
#   Solartech Energy Corp.                          2,517,616  1,308,821       0.0%
*   Solytech Enterprise Corp.                         651,000    111,953       0.0%
#   Sonix Technology Co., Ltd.                      1,098,000  1,090,781       0.0%
#   Southeast Cement Co., Ltd.                      1,053,700    509,410       0.0%
#   Spirox Corp.                                       66,000     37,269       0.0%
#   Sporton International, Inc.                       444,945  2,434,383       0.1%
#   St Shine Optical Co., Ltd.                        317,000  5,919,153       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.      742,571    764,389       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                     ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Stark Technology, Inc.                              817,860 $  665,749       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.   1,076,487    765,661       0.0%
#   Sunplus Technology Co., Ltd.                      1,644,000    634,738       0.0%
    Sunrex Technology Corp.                           1,384,024    651,890       0.0%
#   Sunspring Metal Corp.                               612,000    767,755       0.0%
    Sunty Development Co., Ltd.                          42,000     15,468       0.0%
#   Supreme Electronics Co., Ltd.                     2,059,399    930,574       0.0%
#   Swancor Ind Co., Ltd.                               428,206  1,693,428       0.1%
#   Sweeten Construction Co., Ltd.                      612,357    306,314       0.0%
#   Syncmold Enterprise Corp.                           988,000  1,615,737       0.1%
#   Sysage Technology Co., Ltd.                         508,080    427,521       0.0%
#   Systex Corp.                                        280,388    470,635       0.0%
#   T-Mac Techvest PCB Co., Ltd.                        380,000    123,393       0.0%
#   TA Chen Stainless Pipe                            4,370,995  2,138,303       0.1%
#   Ta Chong Securities Co., Ltd.                     1,478,000    382,797       0.0%
#*  Ta Ya Electric Wire & Cable                       3,252,306    449,096       0.0%
#   Ta Yih Industrial Co., Ltd.                         194,000    457,703       0.0%
#   TA-I Technology Co., Ltd.                         1,199,009    611,648       0.0%
    Tah Hsin Industrial Corp.                           426,600    312,472       0.0%
    TAI Roun Products Co., Ltd.                         201,000     65,411       0.0%
#   Tai Tung Communication Co., Ltd.                    232,197    117,258       0.0%
#   Taichung Commercial Bank Co., Ltd.               12,999,940  3,679,741       0.1%
#   TaiDoc Technology Corp.                             249,000    978,102       0.0%
#   Taiflex Scientific Co., Ltd.                      1,317,000  1,422,097       0.0%
#   Taimide Tech, Inc.                                  545,000    422,150       0.0%
#   Tainan Enterprises Co., Ltd.                        872,370  1,124,234       0.0%
#   Tainan Spinning Co., Ltd.                         7,101,044  2,868,343       0.1%
#   Tainergy Tech Co., Ltd.                           1,119,000    567,631       0.0%
#*  Taisun Enterprise Co., Ltd.                       1,877,428    703,105       0.0%
#*  Taita Chemical Co., Ltd.                            900,951    212,519       0.0%
#   Taiwan Acceptance Corp.                             616,480  1,400,125       0.0%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.      553,000    707,625       0.0%
#   Taiwan Cogeneration Corp.                         2,076,566  1,556,581       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.          1,242,338    790,545       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                   176,000         --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                930,000  1,220,655       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.             2,446,468  3,853,019       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.    1,089,120    653,326       0.0%
*   Taiwan Kolin Co., Ltd.                            1,356,000         --       0.0%
#   Taiwan Land Development Corp.                     6,058,377  2,014,348       0.1%
    Taiwan Line Tek Electronic                          384,543    207,103       0.0%
    Taiwan Mask Corp.                                   662,412    183,222       0.0%
    Taiwan Navigation Co., Ltd.                       1,143,777    472,724       0.0%
#   Taiwan Paiho, Ltd.                                1,685,287  5,060,430       0.1%
#   Taiwan PCB Techvest Co., Ltd.                     1,684,238  1,626,873       0.1%
#*  Taiwan Prosperity Chemical Corp.                  1,009,000    435,670       0.0%
#*  Taiwan Pulp & Paper Corp.                         2,253,980    753,943       0.0%
#   Taiwan Sakura Corp.                               1,681,003  1,191,258       0.0%
    Taiwan Sanyo Electric Co., Ltd.                     381,400    277,388       0.0%
#   Taiwan Secom Co., Ltd.                              148,371    417,618       0.0%
    Taiwan Semiconductor Co., Ltd.                    1,658,000  1,991,035       0.1%
    Taiwan Shin Kong Security Co., Ltd.               1,584,710  1,966,052       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Taiwan Styrene Monomer                     3,643,209 $1,824,183       0.1%
    Taiwan Surface Mounting Technology Corp.   1,924,388  1,597,862       0.1%
#   Taiwan TEA Corp.                           5,181,897  2,381,006       0.1%
#   Taiwan Union Technology Corp.              1,548,000  1,372,199       0.0%
    Taiyen Biotech Co., Ltd.                     916,883    774,491       0.0%
#*  Tatung Co., Ltd.                          16,593,015  2,587,592       0.1%
    Te Chang Construction Co., Ltd.              427,482    308,516       0.0%
    Ten Ren Tea Co., Ltd.                        164,980    194,208       0.0%
#   Test Research, Inc.                        1,046,821  1,476,114       0.0%
#   Test Rite International Co., Ltd.          1,993,495  1,206,914       0.0%
#   Tex-Ray Industrial Co., Ltd.                 803,000    326,390       0.0%
#   Thinking Electronic Industrial Co., Ltd.     524,204    784,129       0.0%
#   Thye Ming Industrial Co., Ltd.             1,087,669    996,429       0.0%
#   Ton Yi Industrial Corp.                    3,954,644  1,895,564       0.1%
#   Tong Hsing Electronic Industries, Ltd.     1,100,963  3,152,351       0.1%
    Tong Yang Industry Co., Ltd.               2,594,741  3,944,925       0.1%
#   Tong-Tai Machine & Tool Co., Ltd.          1,655,892  1,235,003       0.0%
    Topco Scientific Co., Ltd.                   984,023  1,779,189       0.1%
#   Topco Technologies Corp.                     129,000    248,437       0.0%
#   Topoint Technology Co., Ltd.               1,044,776    696,866       0.0%
#   Toung Loong Textile Manufacturing            563,000  1,495,942       0.0%
#   TPK Holding Co., Ltd.                        325,000    679,319       0.0%
#   Trade-Van Information Services Co.           234,000    190,633       0.0%
    Transasia Airways Corp.                    2,047,227    465,745       0.0%
    Tripod Technology Corp.                    2,849,000  5,209,927       0.1%
#   TrueLight Corp.                              546,000  1,321,551       0.0%
    Tsann Kuen Enterprise Co., Ltd.              289,686    206,728       0.0%
#   TSC Auto ID Technology Co., Ltd.             150,700  1,343,822       0.0%
#   TSRC Corp.                                 3,182,200  2,795,755       0.1%
#   Ttet Union Corp.                             277,000    677,914       0.0%
    TTFB Co., Ltd.                                63,000    438,834       0.0%
    TTY Biopharm Co., Ltd.                       502,979  1,638,511       0.1%
    Tung Ho Steel Enterprise Corp.             5,243,000  3,360,244       0.1%
    Tung Ho Textile Co., Ltd.                    288,000     53,741       0.0%
#   Tung Thih Electronic Co., Ltd.               373,600  6,640,343       0.1%
#   TURVO International Co., Ltd.                333,112    821,861       0.0%
    TXC Corp.                                  2,104,053  2,673,135       0.1%
#   TYC Brother Industrial Co., Ltd.           1,482,980  1,162,185       0.0%
*   Tycoons Group Enterprise                   2,402,182    287,659       0.0%
#   Tyntek Corp.                               1,873,039    736,668       0.0%
    U-Ming Marine Transport Corp.                194,000    156,592       0.0%
    Ubright Optronics Corp.                       77,500     53,108       0.0%
#   Unimicron Technology Corp.                 9,116,000  4,349,449       0.1%
#   Union Bank Of Taiwan                       6,366,149  1,780,474       0.1%
#   Union Insurance Co., Ltd.                    467,660    186,043       0.0%
#   Unitech Computer Co., Ltd.                   612,804    316,902       0.0%
#   Unitech Printed Circuit Board Corp.        3,827,370  1,324,767       0.0%
    United Integrated Services Co., Ltd.       1,476,439  2,076,546       0.1%
#   United Orthopedic Corp.                      363,323    830,036       0.0%
#   Unity Opto Technology Co., Ltd.            1,915,500    860,116       0.0%
#   Universal Cement Corp.                     2,481,836  1,587,368       0.1%
#   Universal Microwave Technology, Inc.         193,000    398,101       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                      ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Unizyx Holding Corp.                               2,914,430 $1,478,014       0.0%
    UPC Technology Corp.                               4,735,447  1,278,039       0.0%
#   USI Corp.                                          5,582,734  2,208,699       0.1%
#   Usun Technology Co., Ltd.                            286,000    496,203       0.0%
#   Ve Wong Corp.                                        621,696    414,229       0.0%
#   Victory New Materials, Ltd. Co.                       60,000    142,203       0.0%
#   Viking Tech Corp.                                    594,815    473,999       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                 1,627,696  2,504,018       0.1%
#   Vivotek, Inc.                                        418,319    981,238       0.0%
#*  Wafer Works Corp.                                  3,144,746    944,437       0.0%
    Wah Hong Industrial Corp.                            182,021    103,821       0.0%
#   Wah Lee Industrial Corp.                           1,148,000  1,556,095       0.0%
*   Walsin Lihwa Corp.                                15,119,000  3,951,240       0.1%
    Walsin Technology Corp.                            2,624,497  2,149,206       0.1%
#   Walton Advanced Engineering, Inc.                  2,112,197    542,315       0.0%
    WAN HWA Enterprise Co.                               690,987    309,196       0.0%
#   Waterland Financial Holdings Co., Ltd.             5,411,912  1,336,979       0.0%
#*  Wei Chuan Foods Corp.                              1,726,000  1,065,902       0.0%
*   Wei Mon Industry Co., Ltd.                         3,075,282     64,360       0.0%
#   Weikeng Industrial Co., Ltd.                       1,461,100    895,963       0.0%
    Well Shin Technology Co., Ltd.                       529,000    840,366       0.0%
#*  Wha Yu Industrial Co., Ltd.                          108,000     50,851       0.0%
    Win Semiconductors Corp.                           3,390,443  6,366,550       0.1%
*   Winbond Electronics Corp.                         14,702,138  3,807,926       0.1%
    Winstek Semiconductor Co., Ltd.                       52,000     31,347       0.0%
    Wintek Corp.                                       5,447,000     57,944       0.0%
#   Wisdom Marine Lines Co., Ltd.                      1,711,402  1,982,596       0.1%
#   Wistron NeWeb Corp.                                1,634,437  4,239,536       0.1%
    Wowprime Corp.                                        16,000     59,866       0.0%
#   WT Microelectronics Co., Ltd.                      2,897,051  3,484,140       0.1%
#   WUS Printed Circuit Co., Ltd.                      2,158,000  1,721,268       0.1%
#   X-Legend Entertainment Co., Ltd.                     187,716    329,361       0.0%
#   XAC Automation Corp.                                 527,000    985,107       0.0%
#   XPEC Entertainment, Inc.                              95,000    300,736       0.0%
#   Xxentria Technology Materials Corp.                  776,207  2,094,810       0.1%
    Yageo Corp.                                          543,028    883,552       0.0%
*   Yang Ming Marine Transport Corp.                   1,732,000    456,828       0.0%
    YC Co., Ltd.                                       2,453,823  1,044,786       0.0%
#   YC INOX Co., Ltd.                                  2,316,171  1,735,145       0.1%
#   YCC Parts Manufacturing Co., Ltd.                    204,000    350,031       0.0%
#   Yea Shin International Development Co., Ltd.       1,002,350    457,948       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.         379,929  2,460,754       0.1%
#   YFY, Inc.                                          8,594,212  2,673,384       0.1%
#   Yi Jinn Industrial Co., Ltd.                       1,618,094    592,125       0.0%
#   Yieh Phui Enterprise Co., Ltd.                     6,930,668  1,756,255       0.1%
#   Yonyu Plastics Co., Ltd.                             421,600    429,179       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                 679,872    209,753       0.0%
#   Young Optics, Inc.                                   371,111    351,383       0.0%
#   Youngtek Electronics Corp.                           732,666  1,025,749       0.0%
    Yuanta Financial Holding Co., Ltd.                 5,762,376  1,896,580       0.1%
    Yufo Electronics Co., Ltd.                            78,400     46,440       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     442,869    986,328       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Yungshin Construction & Development Co., Ltd.              372,000 $    322,875       0.0%
#   YungShin Global Holding Corp.                            1,196,015    1,780,233       0.1%
#   Yungtay Engineering Co., Ltd.                            2,429,000    3,518,206       0.1%
#   Zeng Hsing Industrial Co., Ltd.                            362,107    1,628,461       0.1%
    Zenitron Corp.                                           1,293,000      732,404       0.0%
#   Zig Sheng Industrial Co., Ltd.                           3,101,732      821,138       0.0%
#   Zinwell Corp.                                            1,186,586    1,728,986       0.1%
#   Zippy Technology Corp.                                     711,948      904,498       0.0%
#   ZongTai Real Estate Development Co., Ltd.                1,153,277      579,788       0.0%
                                                                       ------------      ----
TOTAL TAIWAN                                                            747,646,613      14.6%
                                                                       ------------      ----
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2)                                 110,000       35,585       0.0%
    AAPICO Hitech PCL(B013L48)                                 964,380      311,981       0.0%
    Advanced Information Technology PCL                        158,200      137,004       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                    142,500      387,561       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                     49,000      133,267       0.0%
*   AJ Plast PCL                                             1,384,388      273,469       0.0%
*   Amarin Printing & Publishing PCL                            18,060        4,007       0.0%
    Amata Corp. PCL                                          4,066,510    1,385,384       0.0%
    Ananda Development PCL                                  21,221,000    2,211,407       0.1%
    AP Thailand PCL                                         11,041,816    1,896,676       0.0%
*   Apex Development PCL                                         3,536           --       0.0%
    Asia Aviation PCL                                       11,792,800    1,958,152       0.0%
    Asia Plus Group Holdings PCL                            11,544,800    1,110,522       0.0%
    Asia Sermkij Leasing PCL                                   475,300      250,373       0.0%
    Asian Insulators PCL                                    12,731,600      103,879       0.0%
    Asian Phytoceuticals PCL                                   681,400       29,652       0.0%
    Bangkok Aviation Fuel Services PCL                       1,907,446    1,952,224       0.0%
    Bangkok Chain Hospital PCL                              11,919,337    3,514,720       0.1%
    Bangkok Expressway & Metro PCL                           7,594,330    1,293,623       0.0%
    Bangkok Insurance PCL                                      180,181    1,831,213       0.0%
    Bangkok Land PCL                                        67,981,570    2,958,259       0.1%
*   Bangkok Rubber PCL                                          14,600           --       0.0%
    Beauty Community PCL                                    13,320,700    2,116,515       0.1%
    Cal-Comp Electronics Thailand PCL                       18,374,244    1,588,612       0.0%
*   Central Paper Industry PCL                                      20           --       0.0%
    Charoong Thai Wire & Cable PCL                             967,100      235,338       0.0%
*   Christiani & Nielsen Thai                                2,930,600      337,275       0.0%
    Chularat Hospital PCL                                   34,635,700    2,835,903       0.1%
    CK Power PCL                                            22,979,590    1,421,011       0.0%
    COL PCL                                                     74,900       72,906       0.0%
*   Country Group Development PCL                           16,140,600      517,534       0.0%
    Country Group Holdings PCL                               7,918,400      364,976       0.0%
    CS Loxinfo PCL                                           1,380,600      229,244       0.0%
    Demco PCL                                                  682,000      128,863       0.0%
    Dhipaya Insurance PCL                                    1,030,400    1,098,838       0.0%
    Diamond Building Products PCL                            2,546,400      322,218       0.0%
    DSG International Thailand PCL                           4,092,240      466,279       0.0%
    Dynasty Ceramic PCL                                     24,276,580    2,988,528       0.1%
    E for L Aim PCL                                         16,362,000      313,843       0.0%
    Eastern Water Resources Development and Management PCL   5,213,600    1,880,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                     PERCENTAGE
                                               SHARES    VALUE++   OF NET ASSETS**
                                             ---------- ---------- ---------------
THAILAND -- (Continued)
    Erawan Group PCL (The)                   13,603,770 $1,705,826       0.0%
*   Esso Thailand PCL                        13,575,400  2,040,391       0.1%
*   G J Steel PCL                             9,611,280     68,790       0.0%
*   G Steel PCL                               1,817,260     17,689       0.0%
    GFPT PCL                                  5,399,900  1,963,319       0.1%
*   GMM Grammy PCL                               90,260     22,093       0.0%
    Golden Land Property Development PCL      7,378,600  1,383,620       0.0%
    Grand Canal Land PCL                      5,552,200    432,350       0.0%
*   Grande Asset Hotels & Property PCL        9,031,875    245,642       0.0%
    Hana Microelectronics PCL                 3,442,496  3,276,925       0.1%
    ICC International PCL                       204,600    213,796       0.0%
    Ichitan Group PCL                         1,421,100    496,348       0.0%
    Inter Far East Energy Corp.                 802,600    163,139       0.0%
*   International Engineering PCL            39,494,487     33,920       0.0%
*   Italian-Thai Development PCL             19,673,827  3,998,974       0.1%
*   ITV PCL                                   2,785,600         --       0.0%
    JAS Asset PCL                               141,425     11,337       0.0%
    Jasmine International PCL                23,683,800  2,956,237       0.1%
    Jay Mart PCL                              1,414,325    356,314       0.0%
    Jubilee Enterprise PCL                       73,600     36,452       0.0%
    Kang Yong Electric PCL                       40,500    360,593       0.0%
    Karmarts PCL                                534,900    104,132       0.0%
    KCE Electronics PCL                       1,874,018  4,211,578       0.1%
    KGI Securities Thailand PCL              11,258,000  1,037,812       0.0%
    Khon Kaen Sugar Industry PCL             13,835,190  1,608,098       0.0%
    Khonburi Sugar PCL                          101,800     21,129       0.0%
    Kiatnakin Bank PCL                        3,407,000  4,047,824       0.1%
    Krungthai Card PCL                          974,600  2,573,915       0.1%
    L.P.N Development PCL                       411,500    164,930       0.0%
    Laguna Resorts & Hotels PCL                 197,000    138,740       0.0%
    Lanna Resources PCL                       1,970,550    504,908       0.0%
    LH Financial Group PCL                   43,916,166  2,200,209       0.1%
    Loxley PCL                                8,263,676    577,251       0.0%
    LPN Development PCL                       7,051,800  2,826,373       0.1%
    Major Cineplex Group PCL                  4,096,100  3,693,878       0.1%
    Maybank Kim Eng Securities Thailand PCL     943,300    604,922       0.0%
    MBK PCL                                   5,963,100  2,475,378       0.1%
    MCOT PCL                                  2,424,300    624,641       0.0%
    Mega Lifesciences PCL                     1,360,400    658,195       0.0%
*   Millcon Steel PCL                         7,480,500    293,395       0.0%
    MK Real Estate Development PCL            1,885,900    238,640       0.0%
    Modernform Group PCL                      2,425,100    562,362       0.0%
    Muang Thai Insurance PCL                     61,288    249,152       0.0%
    Muramoto Electron Thailand PCL               14,000     93,587       0.0%
    Namyong Terminal PCL                        452,800    177,594       0.0%
    Nation Multimedia Group PCL              14,789,200    601,221       0.0%
    Noble Development PCL                       580,800    214,495       0.0%
*   Nok Airlines PCL                            534,700    109,450       0.0%
    Polyplex Thailand PCL                     3,145,200    652,811       0.0%
*   Precious Shipping PCL                     7,342,500  1,429,402       0.0%
    Premier Marketing PCL                     2,016,300    562,809       0.0%
    President Rice Products PCL                   3,375      5,218       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                              ---------- ---------- ---------------
THAILAND -- (Continued)
    Property Perfect PCL                      30,716,600 $  765,057       0.0%
    PTG Energy PCL                            10,811,000  4,611,620       0.1%
    Quality Houses PCL                        56,364,226  3,582,267       0.1%
    Raimon Land PCL                           16,968,200    582,933       0.0%
    Ratchthani Leasing PCL                     6,670,700    634,032       0.0%
    Regional Container Lines PCL               2,727,300    495,802       0.0%
    Rojana Industrial Park PCL                 6,572,011  1,015,999       0.0%
    RS PCL                                     4,157,500  1,440,188       0.0%
    Saha Pathana Inter-Holding PCL               680,300    471,321       0.0%
    Saha-Union PCL                               743,600    782,345       0.0%
*   Sahaviriya Steel Industries PCL           87,225,900    124,858       0.0%
    Samart Corp. PCL                           3,624,800  1,660,372       0.0%
    Samart I-Mobile PCL                       14,993,100    433,525       0.0%
    Samart Telcoms PCL                         2,141,200    845,936       0.0%
    Sansiri PCL                               67,314,410  2,967,770       0.1%
    SC Asset Corp PCL                         15,151,115  1,309,945       0.0%
    Siam Future Development PCL                8,720,573  1,485,468       0.0%
    Siam Global House PCL                      7,901,435  2,510,905       0.1%
    Siamgas & Petrochemicals PCL               3,877,900  1,343,332       0.0%
    Sino-Thai Engineering & Construction PCL   7,410,200  4,858,104       0.1%
    SNC Former PCL                               141,800     63,735       0.0%
    Somboon Advance Technology PCL             1,872,637    761,278       0.0%
    SPCG PCL                                   3,044,900  1,821,884       0.0%
    Sri Ayudhya Capital PCL                      233,100    220,220       0.0%
    Sri Trang Agro-Industry PCL                6,133,990  2,265,344       0.1%
    Sriracha Construction PCL                  1,085,700    416,501       0.0%
    Srithai Superware PCL                     13,163,000    791,363       0.0%
*   Stars Microelectronics Thailand PCL          587,200    215,178       0.0%
    STP & I PCL                                5,703,864  1,747,247       0.0%
    Supalai PCL                                7,460,433  4,378,439       0.1%
    Susco PCL                                  1,295,200     95,666       0.0%
*   SVI PCL                                   13,768,500  1,931,453       0.0%
    Symphony Communication PCL                   254,100     68,017       0.0%
    Syntec Construction PCL                    5,733,000    479,255       0.0%
*   Tata Steel Thailand PCL                   23,013,900    513,909       0.0%
    Thai Agro Energy PCL                         378,870     34,058       0.0%
*   Thai Airways International PCL(6364971)      141,400     58,697       0.0%
*   Thai Airways International PCL(6888868)    9,269,100  3,847,751       0.1%
    Thai Carbon Black PCL                        491,400    309,499       0.0%
    Thai Central Chemical PCL                    263,500    178,785       0.0%
    Thai Metal Trade PCL                         465,800    144,021       0.0%
*   Thai Reinsurance PCL                       2,613,400    203,506       0.0%
    Thai Rung Union Car PCL                      511,520     59,162       0.0%
    Thai Stanley Electric PCL                    206,600  1,011,411       0.0%
    Thai Steel Cable PCL                           3,400      1,115       0.0%
    Thai Vegetable Oil PCL                     3,136,675  2,312,321       0.1%
    Thai Wacoal PCL                               78,000    113,885       0.0%
    Thai-German Ceramic Industry PCL           3,827,900    295,887       0.0%
    Thaicom PCL                                4,040,300  3,325,469       0.1%
    Thaire Life Assurance PCL                    692,600    206,214       0.0%
    Thanachart Capital PCL                       750,700    746,832       0.0%
    Thitikorn PCL                                521,000    143,935       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                        ---------- ------------ ---------------
THAILAND -- (Continued)
    Thoresen Thai Agencies PCL                           7,567,454 $  2,003,978       0.1%
    Ticon Industrial Connection PCL                      7,544,084    3,066,876       0.1%
    TIPCO Foods PCL                                        985,482      347,021       0.0%
    Tisco Financial Group PCL(B3KFW10)                   1,031,000    1,283,954       0.0%
    Tisco Financial Group PCL(B3KFW76)                   3,168,300    3,945,636       0.1%
    TRC Construction PCL                                 5,408,700      298,849       0.0%
    TTCL PCL(B5ML0D8)                                    1,350,871      607,176       0.0%
    TTCL PCL(BWY4Y10)                                      573,300      257,681       0.0%
    TTW PCL                                             12,037,500    3,549,563       0.1%
*   U City PCL                                          47,365,600       40,680       0.0%
    Unique Engineering & Construction PCL                7,089,470    3,612,727       0.1%
    Univanich Palm Oil PCL                                 939,000      184,144       0.0%
    Univentures PCL                                      8,659,300    1,561,798       0.0%
    Vanachai Group PCL                                   8,159,159    3,059,977       0.1%
    VGI Global Media PCL                                 6,287,200      820,774       0.0%
    Vibhavadi Medical Center PCL                        49,075,700    4,018,222       0.1%
    Vinythai PCL                                         2,911,734      883,607       0.0%
    Workpoint Entertainment PCL                          1,848,540    2,063,930       0.1%
                                                                   ------------       ---
TOTAL THAILAND                                                      184,035,711       3.6%
                                                                   ------------       ---
TURKEY -- (2.3%)
#   Adana Cimento Sanayii TAS Class A                      591,225    1,617,698       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                  42,330      308,955       0.0%
#*  Afyon Cimento Sanayi TAS                             1,129,733    2,475,272       0.1%
    Akcansa Cimento A.S.                                   459,206    2,371,731       0.1%
#*  Akenerji Elektrik Uretim A.S.                        2,516,472    1,114,245       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                        850,358    2,961,438       0.1%
#*  Aksa Enerji Uretim A.S.                                761,295      776,383       0.0%
#*  Aksigorta A.S.                                       1,013,913      724,550       0.0%
*   Aktas Elektrik Ticaret A.S.                                370           --       0.0%
#   Alarko Holding A.S.                                    859,342    1,240,760       0.0%
    Albaraka Turk Katilim Bankasi A.S.                   4,295,508    2,425,175       0.1%
    Alkim Alkali Kimya A.S.                                  6,300       33,775       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                  2,062,662    1,297,224       0.0%
#*  Anadolu Cam Sanayii A.S.                             1,678,225    1,252,593       0.0%
    Anadolu Hayat Emeklilik A.S.                           908,786    1,860,964       0.0%
*   Asya Katilim Bankasi A.S.                            3,243,121      835,355       0.0%
#   AvivaSA Emeklilik ve Hayat A.S. Class A                  4,153       29,263       0.0%
#   Aygaz A.S.                                             183,200      754,825       0.0%
#   Bagfas Bandirma Gubre Fabrikalari A.S.                 550,504    3,218,036       0.1%
    Baticim Bati Anadolu Cimento Sanayii A.S.              411,020    1,024,845       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.   1,380,080    2,552,277       0.1%
#   Bizim Toptan Satis Magazalari A.S.                     272,864    1,713,548       0.0%
#   Bolu Cimento Sanayii A.S.                              729,383    1,787,541       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.         532,369    1,328,400       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.           106,236    3,076,667       0.1%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.       849,108    2,524,839       0.1%
    Bursa Cimento Fabrikasi A.S.                           229,830      382,681       0.0%
    Celebi Hava Servisi A.S.                                83,802      882,716       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                   711,295    4,139,779       0.1%
#*  Deva Holding A.S.                                      356,487      474,867       0.0%
*   Dogan Sirketler Grubu Holding A.S.                   9,685,105    1,972,767       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
TURKEY -- (Continued)
#   Dogus Otomotiv Servis ve Ticaret A.S.                                         800,521 $3,454,399       0.1%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                     283,047  1,395,540       0.0%
#   EGE Endustri VE Ticaret A.S.                                                   23,730  2,465,643       0.1%
    EGE Seramik Sanayi ve Ticaret A.S.                                            519,180    840,158       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.  1,950,686  2,473,261       0.1%
#*  Fenerbahce Futbol A.S.                                                         84,211  1,341,516       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                            27,385    202,785       0.0%
#*  Global Yatirim Holding A.S.                                                 2,260,101  1,413,262       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                                8,540         --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                           80,356  2,468,713       0.1%
#   Goodyear Lastikleri TAS                                                        82,592  4,034,762       0.1%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                              1,163,176  1,088,445       0.0%
#   GSD Holding A.S.                                                            2,604,393  1,163,504       0.0%
#   Gubre Fabrikalari TAS                                                       1,552,544  3,172,861       0.1%
#*  Ihlas Holding A.S.                                                          8,173,996    641,895       0.0%
#   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.               161,305    464,617       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                         678,189    331,725       0.0%
    Is Finansal Kiralama A.S.                                                   1,586,545    538,871       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                                       220,148     77,854       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                                 855,717    733,731       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                 1,314,584    788,703       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                 1,205,759    783,811       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                 7,131,417  3,768,742       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                                     3,428,364  1,603,285       0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                                        16,942  1,619,341       0.0%
#   Konya Cimento Sanayii A.S.                                                     18,247  2,112,546       0.1%
    Koza Altin Isletmeleri A.S.                                                   226,641  1,483,685       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                                664,029    331,748       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                                        412,273    689,143       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                2,278,836    520,367       0.0%
#*  Migros Ticaret A.S.                                                           352,150  2,459,742       0.1%
*   Mudurnu Tavukculuk A.S.                                                         1,740         --       0.0%
*   Nergis Holding A.S.                                                             1,784         --       0.0%
#*  NET Holding A.S.                                                            1,582,921  1,760,744       0.0%
#*  Netas Telekomunikasyon A.S.                                                   507,089  1,920,367       0.0%
#   Nuh Cimento Sanayi A.S.                                                       385,168  1,483,387       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                        164,791  6,374,350       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                        829,572    841,200       0.0%
*   Parsan Makina Parcalari Sanayii A.S.                                          140,357    401,584       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                                215,199  1,254,505       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                                            156,623    686,972       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                              143,024    868,747       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                                          2,730         --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                           565,645    721,680       0.0%
#*  Sekerbank TAS                                                               4,493,597  2,550,733       0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                   1,445,513  1,409,353       0.0%
#   Soda Sanayii A.S.                                                           1,943,541  3,269,753       0.1%
#   Tat Gida Sanayi A.S.                                                          889,473  1,887,926       0.0%
#   Tekfen Holding A.S.                                                         1,868,536  3,991,974       0.1%
#*  Teknosa Ic Ve Dis Ticaret A.S.                                                238,336    513,571       0.0%
#   Trakya Cam Sanayii A.S.                                                     3,451,829  2,638,463       0.1%
#   Turcas Petrol A.S.                                                          1,426,206    830,180       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                 PERCENTAGE
                                                                       SHARES      VALUE++     OF NET ASSETS**
                                                                     ---------- -------------- ---------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S.                               8,020,548 $    5,015,893       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                          1,006,303      2,602,197       0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                                 2,990,254      1,845,340       0.0%
                                                                                --------------      ----
TOTAL TURKEY                                                                       134,492,743       2.6%
                                                                                --------------      ----
TOTAL COMMON STOCKS                                                              4,997,176,156      97.4%
                                                                                --------------      ----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Alpargatas SA                                                     1,877,774      5,050,348       0.1%
    Banco ABC Brasil SA                                                 798,752      2,752,115       0.1%
    Banco Daycoval SA                                                   451,227      1,172,921       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B                   2,285,044      5,654,060       0.1%
    Banco Pan SA                                                      2,103,640        972,534       0.0%
    Banco Pine SA                                                       296,003        301,232       0.0%
    Banco Sofisa SA                                                      42,500         48,194       0.0%
    Centrais Eletricas Brasileiras SA Class B                           528,222      1,967,442       0.0%
    Centrais Eletricas Santa Catarina                                    79,600        300,880       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                             215,467      2,520,386       0.1%
    Cia de Saneamento do Parana                                         225,201        280,253       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                     538,140      8,840,564       0.2%
    Cia Energetica de Minas Gerais                                    3,048,729      6,072,194       0.1%
    Cia Energetica de Sao Paulo Class B                               1,736,300      7,269,817       0.1%
    Cia Energetica do Ceara Class A                                     117,239      1,324,340       0.0%
    Cia Ferro Ligas da Bahia--Ferbasa                                   440,849      1,124,154       0.0%
    Cia Paranaense de Energia                                         1,009,600      8,310,468       0.2%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA              910,499      2,271,449       0.1%
    Eucatex SA Industria e Comercio                                     160,378        120,310       0.0%
    Gerdau SA                                                         1,634,600      3,711,921       0.1%
    Marcopolo SA                                                      5,110,253      3,506,636       0.1%
*   Oi SA                                                             2,635,900        781,745       0.0%
    Randon SA Implementos e Participacoes                             2,535,157      2,100,806       0.0%
*   Sharp SA                                                         30,200,000             --       0.0%
    Unipar Carbocloro SA Class B                                        276,095        511,368       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A                    4,498,871      3,270,241       0.1%
                                                                                --------------      ----
TOTAL BRAZIL                                                                        70,236,378       1.4%
                                                                                --------------      ----
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                        173,049        319,230       0.0%
    Embotelladora Andina SA Class B                                     622,279      2,114,949       0.1%
                                                                                --------------      ----
TOTAL CHILE                                                                          2,434,179       0.1%
                                                                                --------------      ----
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                               2,637,267      1,934,885       0.0%
                                                                                --------------      ----
TOTAL PREFERRED STOCKS                                                              74,605,442       1.5%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A Rights 05/27/16                5,741          3,522       0.0%
*   Cia de Transmissao de Energia Eletrica Paulista Rights 05/05/16      11,814         38,130       0.0%
*   Randon SA Implementos e Participacoes Rights 05/12/16               370,643         44,185       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                                  PERCENTAGE
                                                                        SHARES      VALUE++     OF NET ASSETS**
                                                                      ---------- -------------- ---------------
BRAZIL -- (Continued)
*     Usinas Siderurgicas de Minas Gerais SA Class A Rights 05/23/16     919,741 $       21,394        0.0%
                                                                                 --------------      -----
TOTAL BRAZIL                                                                            107,231        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
*     Eastern & Oriental Bhd Warrants 07/21/19                           509,529         25,108        0.0%
*     OSK Holdings Bhd Warrants 07/22/20                                 471,082         36,177        0.0%
                                                                                 --------------      -----
TOTAL MALAYSIA                                                                           61,285        0.0%
                                                                                 --------------      -----
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                                            846,548             --        0.0%
                                                                                 --------------      -----
SOUTH KOREA -- (0.0%)
*     Danal Co., Ltd. Rights 06/08/16                                     25,373         62,352        0.0%
*     GS Global Corp. Rights 06/02/16                                     68,618         38,543        0.0%
*     Hanjin Kal Corp. Rights 06/19/16                                    27,633         92,159        0.0%
*     PARU Co. Rights 01/06/16                                            62,702         76,767        0.0%
*     Shinsung Solar Energy Co., Ltd. Rights 05/09/16                     62,852         28,960        0.0%
                                                                                 --------------      -----
TOTAL SOUTH KOREA                                                                       298,781        0.0%
                                                                                 --------------      -----
THAILAND -- (0.0%)
*     Jay Mart PCL Rights 10/30/15                                       429,705             --        0.0%
*     PTL Finance Corp. Rights 05/27/16                                  393,150          9,567        0.0%
                                                                                 --------------      -----
TOTAL THAILAND                                                                            9,567        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS                                                                   476,864        0.0%
                                                                                 --------------      -----
TOTAL INVESTMENT SECURITIES                                                       5,072,258,462
                                                                                 --------------

                                                                                    VALUE+
                                                                                 --------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund                                  62,563,032    723,854,282       14.1%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,944,983,831)                              $5,796,112,744      113.0%
                                                                                 ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Belgium                               -- $       61,671   --    $       61,671
   Brazil                      $416,954,109             --   --       416,954,109
   Chile                          1,934,719     83,082,912   --        85,017,631
   China                          3,662,817    699,652,665   --       703,315,482
   Colombia                      10,671,549          3,188   --        10,674,737
   Greece                                --     19,037,207   --        19,037,207
   Hong Kong                             --        404,787   --           404,787
   Hungary                               --         72,448   --            72,448
   India                            129,111    694,393,826   --       694,522,937
   Indonesia                        910,480    156,952,352   --       157,862,832
   Malaysia                              --    258,085,894   --       258,085,894
   Mexico                       218,982,457        864,279   --       219,846,736
   Philippines                           --     88,930,274   --        88,930,274
   Poland                                --    112,482,488   --       112,482,488
   South Africa                  11,348,321    383,864,387   --       395,212,708
   South Korea                      804,734    767,714,414   --       768,519,148
   Taiwan                                --    747,646,613   --       747,646,613
   Thailand                     183,264,033        771,678   --       184,035,711
   Turkey                                --    134,492,743   --       134,492,743
Preferred Stocks
   Brazil                        70,236,378             --   --        70,236,378
   Chile                                 --      2,434,179   --         2,434,179
   Colombia                       1,934,885             --   --         1,934,885
Rights/Warrants
   Brazil                                --        107,231   --           107,231
   Malaysia                              --         61,285   --            61,285
   Poland                                --             --   --                --
   South Korea                           --        298,781   --           298,781
   Thailand                              --          9,567   --             9,567
Securities Lending Collateral            --    723,854,282   --       723,854,282
Futures Contracts**                 743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL                          $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
COMMON STOCKS -- (89.8%)

BELGIUM -- (0.0%)
*   Viohalco SA                                             6,650 $      8,689       0.0%
                                                                  ------------       ---

BRAZIL -- (5.6%)
    Aliansce Shopping Centers SA                          595,700    2,665,646       0.0%
*   B2W Cia Digital                                       135,400      539,356       0.0%
    Banco Alfa de Investimento SA                          62,900       91,627       0.0%
    Banco Bradesco SA                                     346,435    2,829,500       0.0%
    Banco do Brasil SA                                 11,814,302   75,950,925       0.5%
    Banco Santander Brasil SA                             329,018    1,775,554       0.0%
    Banco Santander Brasil SA ADR                          17,200       92,536       0.0%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros                                          29,361,462  146,668,581       0.9%
*   Brasil Brokers Participacoes SA                     1,311,600      697,893       0.0%
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                            25,200       87,926       0.0%
    BTG Pactual Group                                      44,400      253,677       0.0%
    Cia Siderurgica Nacional SA                         4,212,685   16,094,986       0.1%
    Cosan SA Industria e Comercio                       1,932,551   17,891,233       0.1%
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                     3,841,017   11,469,723       0.1%
    Direcional Engenharia SA                            1,814,261    3,244,226       0.0%
    Duratex SA                                          3,936,820    8,962,797       0.1%
    Embraer SA                                            826,358    4,942,410       0.0%
    Embraer SA ADR                                        404,349    9,340,462       0.1%
    Estacio Participacoes SA                              287,131      990,985       0.0%
    Eternit SA                                            314,302      151,702       0.0%
    Even Construtora e Incorporadora SA                 6,535,945    6,955,458       0.1%
    Ez Tec Empreendimentos e Participacoes SA           1,158,163    5,623,703       0.1%
    Fibria Celulose SA                                  1,760,576   15,551,733       0.1%
    Fibria Celulose SA Sponsored ADR                    3,113,211   27,583,049       0.2%
    GAEC Educacao SA                                       17,800       54,292       0.0%
    Gafisa SA ADR                                       2,278,791    3,008,004       0.0%
    Gerdau SA                                           1,919,263    3,158,546       0.0%
    Gerdau SA Sponsored ADR                            14,092,350   31,425,941       0.2%
    Guararapes Confeccoes SA                               58,200      981,324       0.0%
    Helbor Empreendimentos SA                           1,331,389      584,545       0.0%
    Hypermarcas SA                                      1,987,766   17,535,457       0.1%
*   International Meal Co. Alimentacao SA                 284,000      346,820       0.0%
    Iochpe Maxion SA                                    1,312,412    5,552,255       0.1%
    JBS SA                                             13,093,875   34,416,989       0.2%
*   JHSF Participacoes SA                               1,027,074      441,977       0.0%
    Kepler Weber SA                                        12,200       56,154       0.0%
    Kroton Educacional SA                              14,327,105   53,321,784       0.4%
*   Log-in Logistica Intermodal SA                        207,700       86,963       0.0%
    LPS Brasil Consultoria de Imoveis SA                   63,900       55,739       0.0%
*   Magnesita Refratarios SA                              657,950    2,678,287       0.0%
*   Marfrig Global Foods SA                               776,134    1,464,595       0.0%
    Marisa Lojas SA                                         6,200       15,539       0.0%
*   Mills Estruturas e Servicos de Engenharia SA          627,446      768,059       0.0%
    MRV Engenharia e Participacoes SA                   6,723,424   23,498,017       0.2%
*   Paranapanema SA                                     3,320,843    1,718,718       0.0%
*   PDG Realty SA Empreendimentos e Participacoes             762          756       0.0%
*   Petroleo Brasileiro SA                             12,763,637   49,247,209       0.3%
*   Petroleo Brasileiro SA Sponsored ADR               22,735,012  175,286,943       1.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
BRAZIL -- (Continued)
    Porto Seguro SA                                        608,104 $  4,897,719       0.0%
    QGEP Participacoes SA                                1,408,166    1,670,515       0.0%
    Rodobens Negocios Imobiliarios SA                      250,116      389,073       0.0%
*   Rumo Logistica Operadora Multimodal SA               2,531,765    3,150,674       0.0%
    Santos Brasil Participacoes SA                         210,500      792,607       0.0%
    Sao Carlos Empreendimentos e Participacoes SA           42,000      340,592       0.0%
    Sao Martinho SA                                        127,666    1,660,391       0.0%
    Ser Educacional SA                                      75,400      251,023       0.0%
    SLC Agricola SA                                      1,113,591    5,025,204       0.0%
    Sul America SA                                       1,765,222    8,597,069       0.1%
    Technos SA                                              39,400       56,134       0.0%
    Tecnisa SA                                           1,923,898    1,549,523       0.0%
*   Tereos Internacional SA                                 11,913      199,698       0.0%
    TPI - Triunfo Participacoes e Investimentos SA         445,500      698,189       0.0%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)        291,383      204,182       0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)        524,300      686,007       0.0%
    Vale SA                                              5,757,434   32,961,801       0.2%
    Vale SA Sponsored ADR                               18,793,165  106,557,246       0.7%
    Via Varejo SA(BGSHPP4)                                 444,959      793,080       0.0%
    Via Varejo SA(B7VY430)                                 167,924      145,013       0.0%
                                                                   ------------       ---
TOTAL BRAZIL                                                        936,786,341       6.0%
                                                                   ------------       ---
CHILE -- (1.5%)
    CAP SA                                                 431,475    1,534,634       0.0%
    Cementos BIO BIO SA                                    665,307      581,714       0.0%
    Cencosud SA                                          9,070,835   24,440,879       0.1%
    Cencosud SA ADR                                         56,591      465,178       0.0%
*   Cia Sud Americana de Vapores SA                     94,343,951    1,994,391       0.0%
    Cristalerias de Chile SA                               264,624    1,914,913       0.0%
    Embotelladora Andina SA Class A ADR                     13,303      251,560       0.0%
    Empresa Nacional de Telecomunicaciones SA                2,318       20,341       0.0%
    Empresas CMPC SA                                    19,895,045   44,967,316       0.3%
    Empresas COPEC SA                                    2,552,417   25,500,005       0.2%
    Empresas Hites SA                                    1,794,180      774,303       0.0%
    Enersis Americas SA                                 61,669,256   10,632,379       0.1%
    Enersis Americas SA Sponsored ADR                    5,102,273   43,675,457       0.3%
    Enersis Chile SA                                    61,669,256    7,521,563       0.0%
    Enersis Chile SA ADR                                 5,102,273   32,501,479       0.2%
    Gasco SA                                               161,080    1,252,701       0.0%
    Grupo Security SA                                    1,183,304      363,816       0.0%
    Inversiones Aguas Metropolitanas SA                  5,849,553    9,464,725       0.1%
    Itau CorpBanca                                     906,149,228    8,255,125       0.1%
*   Latam Airlines Group SA                              1,729,274   12,332,126       0.1%
*   Latam Airlines Group SA Sponsored ADR                1,200,157    8,617,127       0.1%
    Masisa SA                                           43,593,930    1,492,137       0.0%
    PAZ Corp. SA                                         2,201,345    1,410,272       0.0%
    Ripley Corp. SA                                     12,647,623    6,210,918       0.0%
    Salfacorp SA                                         2,671,248    1,894,538       0.0%
    Sigdo Koppers SA                                        76,067      107,148       0.0%
    Sociedad Matriz SAAM SA                             52,778,431    4,100,956       0.0%
    Socovesa SA                                          5,773,726    1,275,742       0.0%
*   Tech Pack SA                                           626,034      324,913       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
CHILE -- (Continued)
    Vina Concha y Toro SA                                1,001,016 $  1,678,795       0.0%
                                                                   ------------       ---
TOTAL CHILE                                                         255,557,151       1.6%
                                                                   ------------       ---
CHINA -- (12.8%)
    361 Degrees International, Ltd.                      9,184,000    3,287,554       0.0%
#   Agile Property Holdings, Ltd.                       19,562,999   11,108,971       0.1%
    Agricultural Bank of China, Ltd. Class H           188,329,000   67,970,383       0.4%
    Air China, Ltd. Class H                              5,788,000    4,382,002       0.0%
*   Aluminum Corp. of China, Ltd. ADR                      102,545      865,480       0.0%
    AMVIG Holdings, Ltd.                                 5,381,100    2,215,706       0.0%
#   Angang Steel Co., Ltd. Class H                       9,484,640    4,461,196       0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                672,863      147,955       0.0%
#*  Anton Oilfield Services Group                          734,000       72,577       0.0%
#*  Anxin-China Holdings, Ltd.                           6,152,000       57,262       0.0%
    Asia Cement China Holdings Corp.                     6,993,000    1,519,630       0.0%
#*  Asian Citrus Holdings, Ltd.                          4,633,000      339,450       0.0%
#   AVIC International Holdings, Ltd. Class H            3,214,000    1,758,863       0.0%
    Bank of China, Ltd. Class H                        535,573,817  216,850,814       1.4%
#   Bank of Chongqing Co., Ltd. Class H                    186,000      146,925       0.0%
    Bank of Communications Co., Ltd. Class H            51,152,574   32,239,799       0.2%
    Baoye Group Co., Ltd. Class H                        2,809,120    1,849,484       0.0%
    BBMG Corp. Class H                                   5,000,500    3,648,093       0.0%
    Beijing Capital International Airport Co., Ltd.
      Class H                                            8,673,599    9,339,367       0.1%
    Beijing Capital Land, Ltd. Class H                  10,475,060    4,143,229       0.0%
    Beijing Enterprises Holdings, Ltd.                   2,294,000   12,008,259       0.1%
    Beijing North Star Co., Ltd. Class H                 4,900,000    1,562,560       0.0%
#   Bosideng International Holdings, Ltd.                6,554,000      530,848       0.0%
*   BYD Electronic International Co., Ltd.               6,230,636    3,568,242       0.0%
    C C Land Holdings, Ltd.                             18,077,286    5,263,303       0.0%
    Carrianna Group Holdings Co., Ltd.                   3,880,391      424,501       0.0%
    CECEP COSTIN New Materials Group, Ltd.                 132,000       12,057       0.0%
#   Central China Real Estate, Ltd.                      8,352,350    1,591,204       0.0%
    Century Sunshine Group Holdings, Ltd.                9,605,000      476,077       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                     248,000       37,406       0.0%
    Changshouhua Food Co., Ltd.                             70,000       34,219       0.0%
*   Chaoda Modern Agriculture Holdings, Ltd.             3,909,412       83,843       0.0%
*   Chigo Holding, Ltd.                                 36,676,000      452,529       0.0%
#   China Aerospace International Holdings, Ltd.        25,776,000    3,308,701       0.0%
#*  China Agri-Industries Holdings, Ltd.                14,534,500    4,961,131       0.0%
    China Aoyuan Property Group, Ltd.                   13,729,000    2,718,126       0.0%
*   China Automation Group, Ltd.                         4,009,000      573,682       0.0%
    China BlueChemical, Ltd. Class H                     7,452,878    1,734,339       0.0%
    China Child Care Corp., Ltd.                           700,000       53,921       0.0%
    China Cinda Asset Management Co., Ltd. Class H      46,980,000   15,384,274       0.1%
*   China CITIC Bank Corp., Ltd. Class H                22,638,112   14,226,613       0.1%
#   China Coal Energy Co., Ltd. Class H                 29,379,000   13,948,024       0.1%
    China Communications Construction Co., Ltd.
      Class H                                           18,739,327   22,493,469       0.2%
    China Communications Services Corp., Ltd. Class H   26,313,071   12,419,587       0.1%
    China Construction Bank Corp. Class H              655,229,101  416,153,725       2.7%
*   China Dredging Environment Protection Holdings,
      Ltd.                                               1,312,000      182,098       0.0%
    China Everbright Bank Co., Ltd. Class H              3,226,000    1,454,538       0.0%
    China Everbright, Ltd.                               6,037,869   11,888,148       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
CHINA -- (Continued)
#*  China Fiber Optic Network System Group, Ltd.        2,760,000 $   322,391       0.0%
    China Financial Services Holdings, Ltd.             1,250,000     110,897       0.0%
    China Galaxy Securities Co., Ltd. Class H           2,526,500   2,215,968       0.0%
*   China Glass Holdings, Ltd.                          8,170,000   1,049,978       0.0%
*   China High Precision Automation Group, Ltd.           429,000      12,651       0.0%
*   China High Speed Transmission Equipment Group
      Co., Ltd.                                         8,618,000   6,634,530       0.1%
#   China Hongqiao Group, Ltd.                          7,719,000   5,649,685       0.1%
*   China Household Holdings, Ltd.                      1,220,000      16,781       0.0%
*   China Huiyuan Juice Group, Ltd.                       356,483     157,653       0.0%
*   China ITS Holdings Co., Ltd.                        5,486,147     387,269       0.0%
#   China Jinmao Holdings Group, Ltd.                  43,994,580  12,652,464       0.1%
*   China Longevity Group Co., Ltd.                     1,152,649      38,189       0.0%
#*  China Lumena New Materials Corp.                   52,602,000          --       0.0%
    China Merchants Holdings International Co., Ltd.    5,882,143  17,485,418       0.1%
#   China Merchants Land, Ltd.                          9,082,000   1,376,651       0.0%
*   China Metal Recycling Holdings, Ltd.                3,259,800          --       0.0%
    China Minsheng Banking Corp., Ltd. Class H         11,738,500  11,010,817       0.1%
#   China National Building Material Co., Ltd. Class H 33,746,000  17,484,947       0.1%
#   China National Materials Co., Ltd. Class H         15,023,000   3,966,900       0.0%
*   China New Town Development Co., Ltd.               11,705,522     466,535       0.0%
*   China Oil & Gas Group, Ltd.                         4,420,000     317,872       0.0%
*   China Oriental Group Co., Ltd.                         26,000         729       0.0%
#   China Overseas Grand Oceans Group, Ltd.             3,337,000   1,061,812       0.0%
    China Petroleum & Chemical Corp. ADR                1,123,431  79,505,198       0.5%
    China Petroleum & Chemical Corp. Class H           52,951,575  37,381,625       0.3%
#*  China Precious Metal Resources Holdings Co., Ltd.  22,260,000     716,688       0.0%
*   China Properties Group, Ltd.                        5,447,000   1,233,538       0.0%
#   China Railway Construction Corp., Ltd. Class H      7,973,514  10,146,881       0.1%
#*  China Rare Earth Holdings, Ltd.                    14,010,600   1,062,029       0.0%
#   China Resources Cement Holdings, Ltd.               7,204,000   2,351,982       0.0%
#*  China Sanjiang Fine Chemicals Co., Ltd.               653,000     121,729       0.0%
    China SCE Property Holdings, Ltd.                   7,430,000   1,567,855       0.0%
#*  China Shanshui Cement Group, Ltd.                  19,122,000   6,698,333       0.1%
    China Shenhua Energy Co., Ltd. Class H             13,878,500  23,404,776       0.2%
#   China Singyes Solar Technologies Holdings, Ltd.     2,007,000     737,411       0.0%
#   China South City Holdings, Ltd.                     7,660,000   1,465,836       0.0%
    China Starch Holdings, Ltd.                        18,995,000     439,570       0.0%
*   China Taifeng Beddings Holdings, Ltd.                 640,000      16,708       0.0%
    China Travel International Investment Hong Kong,
      Ltd.                                             22,775,631   6,696,277       0.1%
    China Unicom Hong Kong, Ltd. ADR                    7,246,321  84,781,956       0.6%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.  8,914,000     332,208       0.0%
    China XLX Fertiliser, Ltd.                             52,000      17,467       0.0%
#*  China Yurun Food Group, Ltd.                        6,534,000   1,113,902       0.0%
    China ZhengTong Auto Services Holdings, Ltd.        9,613,500   3,928,046       0.0%
#   China Zhongwang Holdings, Ltd.                     17,992,954   8,959,957       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H   13,034,000   1,542,565       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H  16,650,000   8,772,302       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                    1,188,000     195,672       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.           80,000      19,837       0.0%
    CIFI Holdings Group Co., Ltd.                       4,408,000   1,020,050       0.0%
*   CITIC Dameng Holdings, Ltd.                         1,221,000      76,067       0.0%
#*  CITIC Resources Holdings, Ltd.                     22,026,000   1,951,647       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
CHINA -- (Continued)
    CITIC, Ltd.                                         27,519,483 $ 40,131,509       0.3%
#*  Citychamp Watch & Jewellery Group, Ltd.             14,749,108    2,508,158       0.0%
    Clear Media, Ltd.                                      346,000      325,614       0.0%
    CNOOC, Ltd.                                        100,944,000  124,698,172       0.8%
    CNOOC, Ltd. Sponsored ADR                              244,822   30,218,379       0.2%
#   Comba Telecom Systems Holdings, Ltd.                 3,908,499      687,026       0.0%
#*  Comtec Solar Systems Group, Ltd.                     6,634,000      537,647       0.0%
    Concord New Energy Group, Ltd.                      12,710,000      682,824       0.0%
*   Coolpad Group, Ltd.                                  4,376,600      860,627       0.0%
#   Cosco International Holdings, Ltd.                   5,688,000    3,057,088       0.0%
    COSCO Pacific, Ltd.                                 17,353,007   18,453,659       0.1%
#   Country Garden Holdings Co., Ltd.                   15,237,800    5,992,823       0.1%
    CPMC Holdings, Ltd.                                    361,000      162,525       0.0%
*   DaChan Food Asia, Ltd.                               3,195,000      362,340       0.0%
#   Dah Chong Hong Holdings, Ltd.                        3,203,000    1,321,661       0.0%
    Dalian Wanda Commercial Properties Co., Ltd.
      Class H                                               97,000      640,881       0.0%
*   Daphne International Holdings, Ltd.                  2,812,000      422,589       0.0%
#   Digital China Holdings, Ltd.                         2,535,000    1,753,383       0.0%
    Dongfeng Motor Group Co., Ltd. Class H              15,178,000   16,586,342       0.1%
    Dongyue Group, Ltd.                                  2,979,000      526,142       0.0%
#*  Dynasty Fine Wines Group, Ltd.                       9,228,600      321,227       0.0%
    Embry Holdings, Ltd.                                   539,000      270,625       0.0%
    EVA Precision Industrial Holdings, Ltd.                588,000       83,828       0.0%
#   Evergrande Real Estate Group, Ltd.                  37,419,000   27,746,245       0.2%
*   Evergreen International Holdings, Ltd.               1,609,000      156,748       0.0%
    Fantasia Holdings Group Co., Ltd.                   21,565,015    2,853,174       0.0%
    Fosun International, Ltd.                            6,731,683    9,301,282       0.1%
#   Fufeng Group, Ltd.                                   3,255,000    1,017,469       0.0%
    Future Land Development Holdings, Ltd.               2,632,000      375,276       0.0%
*   Global Bio-Chem Technology Group Co., Ltd.           4,508,360      103,368       0.0%
*   Glorious Property Holdings, Ltd.                    28,617,000    3,311,620       0.0%
#   Golden Meditech Holdings, Ltd.                      13,512,667    1,755,370       0.0%
#   Goldlion Holdings, Ltd.                              1,904,000      760,181       0.0%
#   GOME Electrical Appliances Holding, Ltd.            75,213,000    9,646,247       0.1%
#*  Greenland Hong Kong Holdings, Ltd.                   2,172,575      767,567       0.0%
#*  Greentown China Holdings, Ltd.                       8,520,091    6,320,637       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR              379,755    9,683,752       0.1%
#   Guangzhou R&F Properties Co., Ltd. Class H          12,777,514   17,851,285       0.1%
#*  Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      300,494       0.0%
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000      406,440       0.0%
#   Harbin Electric Co., Ltd. Class H                    6,647,474    2,720,761       0.0%
    Hengdeli Holdings, Ltd.                              7,568,000      787,479       0.0%
*   Hidili Industry International Development, Ltd.      2,422,000       60,886       0.0%
#   Hilong Holding, Ltd.                                 2,228,000      257,232       0.0%
*   HKC Holdings, Ltd.                                  18,678,878      340,125       0.0%
    HNA Infrastructure Co., Ltd. Class H                 1,634,000    1,747,337       0.0%
*   Honghua Group, Ltd.                                  2,791,000      136,087       0.0%
    Hopefluent Group Holdings, Ltd.                      1,024,000      271,080       0.0%
#*  Hopson Development Holdings, Ltd.                   10,166,000    9,661,489       0.1%
#   Hua Han Health Industry Holdings, Ltd.              14,260,000    1,501,522       0.0%
*   Huabao International Holdings, Ltd.                    239,000       93,727       0.0%
    Huaneng Renewables Corp., Ltd. Class H               3,492,000    1,030,434       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
CHINA -- (Continued)
#   Huishang Bank Corp., Ltd. Class H                      233,000 $    112,424       0.0%
    Hydoo International Holding, Ltd.                      584,000       68,386       0.0%
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          331,329,996  177,394,368       1.1%
    Inspur International, Ltd.                             345,343       56,840       0.0%
    Jiangxi Copper Co., Ltd. Class H                     6,748,000    8,247,392       0.1%
    Ju Teng International Holdings, Ltd.                11,520,249    5,156,433       0.0%
*   Kai Yuan Holdings, Ltd.                             46,420,000      322,927       0.0%
#*  Kaisa Group Holdings, Ltd.                          22,755,632      858,078       0.0%
*   Kangda International Environmental Co., Ltd.           172,000       38,836       0.0%
*   Kasen International Holdings, Ltd.                   1,807,000      288,252       0.0%
    Kingboard Chemical Holdings, Ltd.                    8,300,345   15,899,802       0.1%
    Kingboard Laminates Holdings, Ltd.                  10,298,500    5,264,913       0.0%
#   Kunlun Energy Co., Ltd.                              9,550,000    8,290,337       0.1%
    KWG Property Holding, Ltd.                          13,451,000    8,685,558       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                       2,491,000      233,820       0.0%
    Lai Fung Holdings, Ltd.                             52,935,525      830,424       0.0%
    Le Saunda Holdings, Ltd.                               120,000       26,235       0.0%
    Lee & Man Paper Manufacturing, Ltd.                  3,172,000    2,087,172       0.0%
    Leoch International Technology, Ltd.                   190,000       22,429       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H         102,000       39,167       0.0%
*   Lingbao Gold Co., Ltd. Class H                         978,000      200,912       0.0%
    Longfor Properties Co., Ltd.                           953,000    1,341,875       0.0%
    Lonking Holdings, Ltd.                              23,170,000    3,867,755       0.0%
*   Loudong General Nice Resources China Holdings,
      Ltd.                                               2,683,800      137,849       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H              1,522,000      349,757       0.0%
    Maoye International Holdings, Ltd.                  15,500,000    1,613,531       0.0%
    Merry Garden Holdings, Ltd.                            690,000       16,098       0.0%
    Metallurgical Corp. of China, Ltd. Class H             435,659      130,905       0.0%
*   MIE Holdings Corp.                                  10,282,000    1,084,843       0.0%
    MIN XIN Holdings, Ltd.                                 708,418      665,269       0.0%
*   Mingfa Group International Co., Ltd.                   608,000      148,142       0.0%
    Minmetals Land, Ltd.                                16,155,205    1,659,517       0.0%
    Minth Group, Ltd.                                       96,000      251,690       0.0%
#*  MMG, Ltd.                                           13,248,000    2,981,072       0.0%
    MOBI Development Co., Ltd.                             379,000       50,722       0.0%
    Nature Home Holding Co., Ltd.                          154,000       21,605       0.0%
    New World Department Store China, Ltd.               2,353,000      332,663       0.0%
    Nine Dragons Paper Holdings, Ltd.                   18,877,000   13,501,675       0.1%
#*  North Mining Shares Co., Ltd.                        7,230,000       78,169       0.0%
*   O-Net Technologies Group, Ltd.                       2,505,000      821,074       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.              442,000      164,875       0.0%
    Parkson Retail Group, Ltd.                          10,286,500    1,123,046       0.0%
    Peak Sport Products Co., Ltd.                        5,924,000    1,636,302       0.0%
#   Poly Property Group Co., Ltd.                       21,543,488    5,751,294       0.1%
#*  Pou Sheng International Holdings, Ltd.              12,169,529    3,250,988       0.0%
#   Powerlong Real Estate Holdings, Ltd.                13,114,000    2,830,963       0.0%
#*  Prosperity International Holdings HK, Ltd.          17,080,000      446,028       0.0%
    Qingling Motors Co., Ltd.                            9,494,000    3,102,839       0.0%
*   Qunxing Paper Holdings Co., Ltd.                     5,020,071      244,632       0.0%
*   Real Gold Mining, Ltd.                               3,137,500      106,378       0.0%
#   Real Nutriceutical Group, Ltd.                      12,152,000    1,403,556       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                 42,691,000    1,454,221       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
CHINA -- (Continued)
#   REXLot Holdings, Ltd.                               37,241,621 $   662,551       0.0%
    Samson Holding, Ltd.                                 7,812,452     895,381       0.0%
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               4,972,000     991,164       0.0%
*   Scud Group, Ltd.                                     3,368,000      84,668       0.0%
*   Semiconductor Manufacturing International Corp.    122,747,000   9,933,125       0.1%
*   Semiconductor Manufacturing International Corp.
      ADR                                                1,303,026   5,394,528       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H       3,253,318   2,561,180       0.0%
    Shanghai Industrial Holdings, Ltd.                   6,328,918  14,453,926       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.    8,794,000   1,728,819       0.0%
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H                                  3,826,000   1,570,736       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H           7,322,000   1,166,550       0.0%
    Shenguan Holdings Group, Ltd.                        1,954,000     203,078       0.0%
    Shenzhen International Holdings, Ltd.                6,521,117  10,624,848       0.1%
    Shenzhen Investment, Ltd.                           30,582,440  12,296,933       0.1%
    Shimao Property Holdings, Ltd.                      18,127,035  25,018,297       0.2%
*   Shougang Concord International Enterprises Co.,
      Ltd.                                              39,728,208   1,240,978       0.0%
#   Shougang Fushan Resources Group, Ltd.               34,056,594   5,120,308       0.0%
    Shui On Land, Ltd.                                  34,454,303   9,035,703       0.1%
*   Shunfeng International Clean Energy, Ltd.            3,072,000     579,228       0.0%
#   Silver Grant International Industries, Ltd.         10,530,804   1,217,102       0.0%
*   SIM Technology Group, Ltd.                           8,253,000     402,865       0.0%
    Sino-Ocean Land Holdings, Ltd.                      33,523,102  15,033,505       0.1%
#   Sinofert Holdings, Ltd.                              4,594,000     626,657       0.0%
#*  Sinolink Worldwide Holdings, Ltd.                   10,652,508   1,163,472       0.0%
#   SinoMedia Holding, Ltd.                                110,000      28,541       0.0%
    Sinopec Engineering Group Co., Ltd. Class H            160,500     148,044       0.0%
#   Sinotrans Shipping, Ltd.                             9,662,916   1,699,644       0.0%
    Sinotruk Hong Kong, Ltd.                             8,461,335   4,271,409       0.0%
    Skyworth Digital Holdings, Ltd.                     18,475,467  12,095,044       0.1%
#   SOHO China, Ltd.                                    19,239,888   9,722,519       0.1%
    Springland International Holdings, Ltd.                441,000      79,337       0.0%
#*  SPT Energy Group, Inc.                               2,484,000     188,081       0.0%
*   SRE Group, Ltd.                                     21,316,285     655,853       0.0%
    Sunac China Holdings, Ltd.                             383,000     244,375       0.0%
#   TCC International Holdings, Ltd.                    22,700,583   4,549,563       0.0%
    Tian An China Investment Co., Ltd.                   6,157,000   3,274,672       0.0%
#   Tiangong International Co., Ltd.                    19,305,944   1,563,431       0.0%
    Tianjin Port Development Holdings, Ltd.             20,931,657   3,172,565       0.0%
    Times Property Holdings, Ltd.                          196,000      80,954       0.0%
    Tomson Group, Ltd.                                   1,444,282     420,344       0.0%
    Tonly Electronics Holdings, Ltd.                       204,330      94,497       0.0%
    Top Spring International Holdings, Ltd.                108,000      46,620       0.0%
    TPV Technology, Ltd.                                 7,830,496   1,268,689       0.0%
    Travelsky Technology, Ltd. Class H                     886,500   1,647,408       0.0%
#   Trigiant Group, Ltd.                                   962,000     163,256       0.0%
*   Trony Solar Holdings Co., Ltd.                       8,775,000     133,488       0.0%
#   Truly International Holdings, Ltd.                   5,322,000   2,077,785       0.0%
    Universal Health International Group Holding, Ltd.   4,881,000     439,007       0.0%
#   V1 Group, Ltd.                                       6,548,000     361,382       0.0%
#   Wasion Group Holdings, Ltd.                            486,000     270,158       0.0%
    Weichai Power Co., Ltd. Class H                         72,000      86,645       0.0%
#   Weiqiao Textile Co. Class H                          6,192,000   4,624,719       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
CHINA -- (Continued)
    Welling Holding, Ltd.                                 548,000 $       91,409       0.0%
#   West China Cement, Ltd.                            22,020,000      4,618,466       0.0%
#*  Wuzhou International Holdings, Ltd.                   496,000         53,691       0.0%
#   Xiamen International Port Co., Ltd. Class H         9,482,000      1,947,335       0.0%
*   Xinchen China Power Holdings, Ltd.                  1,471,000        230,178       0.0%
    Xingda International Holdings, Ltd.                12,202,000      2,553,480       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                           4,557,000      4,241,835       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H   2,692,000        290,575       0.0%
    Xiwang Special Steel Co., Ltd.                      5,395,000        534,436       0.0%
*   Yanchang Petroleum International, Ltd.             22,860,000        476,164       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H               9,286,000      5,274,007       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR            25,445        143,001       0.0%
#   Yingde Gases Group Co., Ltd.                        2,917,500      1,089,877       0.0%
    Yip's Chemical Holdings, Ltd.                         800,000        278,271       0.0%
    Youyuan International Holdings, Ltd.                1,456,251        337,333       0.0%
    Yuanda China Holdings, Ltd.                         1,702,000         53,191       0.0%
#   Yuexiu Property Co., Ltd.                          84,270,786     12,234,088       0.1%
#   Yuzhou Properties Co., Ltd.                        11,545,960      3,168,855       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                             424,600        178,080       0.0%
*   Zhong An Real Estate, Ltd.                          7,089,800        647,420       0.0%
#   Zhongsheng Group Holdings, Ltd.                     2,637,000      1,350,597       0.0%
    Zhuhai Holdings Investment Group, Ltd.                526,000         81,880       0.0%
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                 8,815,200      2,974,206       0.0%
                                                                  --------------      ----
TOTAL CHINA                                                        2,147,154,841      13.6%
                                                                  --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                    440,590      2,477,718       0.0%
    Constructora Conconcreto SA                            86,988         37,407       0.0%
    Ecopetrol SA                                        2,223,850      1,104,630       0.0%
    Ecopetrol SA Sponsored ADR                            530,625      5,274,412       0.1%
*   Fabricato SA                                          140,238            857       0.0%
    Grupo Argos SA                                        764,921      5,048,115       0.0%
    Grupo de Inversiones Suramericana SA                1,199,308     16,208,629       0.1%
    Grupo Nutresa SA                                      331,933      3,029,553       0.0%
    Mineros SA                                             65,037         56,163       0.0%
                                                                  --------------      ----
TOTAL COLOMBIA                                                        33,237,484       0.2%
                                                                  --------------      ----
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                            1,504,050     29,372,182       0.2%
    Pegas Nonwovens SA                                    126,558      4,448,929       0.0%
#*  Unipetrol A.S.                                      1,395,000     11,286,711       0.1%
                                                                  --------------      ----
TOTAL CZECH REPUBLIC                                                  45,107,822       0.3%
                                                                  --------------      ----
GREECE -- (0.1%)
*   Alpha Bank AE                                         121,090        263,109       0.0%
    Bank of Greece                                         26,513        303,753       0.0%
*   Ellaktor SA                                         1,053,403      1,536,335       0.0%
*   GEK Terna Holding Real Estate Construction SA         826,303      1,619,146       0.0%
*   Hellenic Petroleum SA                                 426,008      1,883,244       0.0%
*   Intracom Holdings SA                                1,511,057        576,823       0.0%
*   Intralot SA-Integrated Lottery Systems & Services      56,954         66,570       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
GREECE -- (Continued)
*   Marfin Investment Group Holdings SA                    74,389 $     11,941       0.0%
    Mytilineos Holdings SA                                523,731    2,102,955       0.1%
*   Piraeus Bank SA                                        33,640        9,967       0.0%
    Terna Energy SA                                        18,509       58,613       0.0%
                                                                  ------------       ---
TOTAL GREECE                                                         8,432,456       0.1%
                                                                  ------------       ---
HONG KONG -- (0.0%)
*   Tianyi Summi Holdings, Ltd.                         3,784,000      496,273       0.0%
                                                                  ------------       ---
HUNGARY -- (0.6%)
*   FHB Mortgage Bank P.L.C.                                3,954       10,606       0.0%
    MOL Hungarian Oil & Gas P.L.C.                        277,387   16,948,630       0.1%
    OTP Bank P.L.C.                                     3,169,912   83,993,406       0.5%
                                                                  ------------       ---
TOTAL HUNGARY                                                      100,952,642       0.6%
                                                                  ------------       ---
INDIA -- (10.9%)
    Aarti Industries                                      103,807      829,643       0.0%
    Aban Offshore, Ltd.                                   315,580    1,048,225       0.0%
    ACC, Ltd.                                             324,331    7,034,894       0.1%
    Adani Enterprises, Ltd.                             3,691,188    4,787,871       0.1%
    Adani Ports & Special Economic Zone, Ltd.           4,936,216   17,652,055       0.1%
*   Adani Power, Ltd.                                  13,046,142    6,261,110       0.1%
*   Adani Transmissions, Ltd.                           3,440,779    1,632,647       0.0%
*   Aditya Birla Fashion and Retail, Ltd.               4,824,914   10,712,448       0.1%
    Aditya Birla Nuvo, Ltd.                               973,000   12,511,170       0.1%
    Aegis Logistics, Ltd.                                  23,770       41,234       0.0%
    AIA Engineering, Ltd.                                   7,405      109,591       0.0%
    Alembic, Ltd.                                         397,146      221,892       0.0%
    Allahabad Bank                                      1,939,760    1,701,747       0.0%
    Allcargo Logistics, Ltd.                              344,200      797,005       0.0%
*   Alok Industries, Ltd.                              11,757,318      802,535       0.0%
    Ambuja Cements, Ltd.                                1,997,735    6,638,164       0.1%
*   Amtek Auto, Ltd.                                    1,769,340    1,056,502       0.0%
    Anant Raj, Ltd.                                       657,518      365,884       0.0%
    Andhra Bank                                         2,694,402    2,245,363       0.0%
    Apar Industries, Ltd.                                 146,564    1,058,331       0.0%
    Apollo Tyres, Ltd.                                  6,656,396   16,009,547       0.1%
*   Arvind Infrastructure, Ltd.                           383,891      518,034       0.0%
    Arvind, Ltd.                                        4,627,943   19,349,438       0.1%
    Ashoka Buildcon, Ltd.                                 155,629      319,211       0.0%
    Atul, Ltd.                                             17,491      473,248       0.0%
    Axis Bank, Ltd.                                     7,340,047   52,006,289       0.4%
    Bajaj Electricals, Ltd.                                28,406       97,210       0.0%
    Bajaj Finance, Ltd.                                    25,938    2,670,977       0.0%
    Bajaj Finserv, Ltd.                                   248,227    6,938,584       0.1%
    Bajaj Holdings & Investment, Ltd.                     409,938    8,885,691       0.1%
    Balkrishna Industries, Ltd.                            91,888      918,360       0.0%
    Ballarpur Industries, Ltd.                          4,581,296    1,182,485       0.0%
    Balmer Lawrie & Co., Ltd.                             232,350    2,010,990       0.0%
*   Balrampur Chini Mills, Ltd.                         2,168,825    3,535,198       0.0%
    Bank of Baroda                                      5,608,868   13,279,492       0.1%
    Bank of India                                       1,268,195    1,759,861       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
INDIA -- (Continued)
    Bank Of Maharashtra                                 1,081,429 $   482,394       0.0%
*   BGR Energy Systems, Ltd.                              169,812     267,776       0.0%
    Bharat Electronics, Ltd.                               31,773     562,593       0.0%
    Bharat Heavy Electricals, Ltd.                     11,460,709  21,614,266       0.2%
    Bharti Airtel, Ltd.                                 9,297,091  50,928,858       0.3%
    Biocon, Ltd.                                          820,670   7,241,038       0.1%
    Birla Corp., Ltd.                                     161,021     940,835       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.             1,505,200   1,110,502       0.0%
    Brigade Enterprises, Ltd.                             150,832     340,625       0.0%
    Cairn India, Ltd.                                   8,315,795  18,255,181       0.1%
    Canara Bank                                         1,435,901   4,434,128       0.0%
*   Castex Technologies, Ltd.                             456,473      48,406       0.0%
    Ceat, Ltd.                                            698,892  11,474,372       0.1%
    Central Bank Of India                                 579,850     710,995       0.0%
    Century Textiles & Industries, Ltd.                   465,083   4,458,551       0.0%
    Chambal Fertilizers and Chemicals, Ltd.             2,829,641   2,591,611       0.0%
    Chennai Super Kings Cricket, Ltd.                   5,080,767     129,260       0.0%
    Cholamandalam Investment and Finance Co., Ltd.          8,103      97,628       0.0%
    City Union Bank, Ltd.                               1,624,323   2,286,099       0.0%
    Container Corp. Of India, Ltd.                         70,653   1,439,748       0.0%
    Coromandel International, Ltd.                        219,979     741,930       0.0%
    Corp. Bank                                          1,779,348   1,031,144       0.0%
    Cox & Kings, Ltd.                                   1,151,964   3,228,964       0.0%
*   Cranes Software International, Ltd.                   114,443       4,036       0.0%
    Crompton Greaves Consumer Electricals Ltd.          1,770,464   2,711,882       0.0%
*   Crompton Greaves, Ltd.                              1,770,464   1,532,714       0.0%
    Cyient, Ltd.                                           63,891     437,477       0.0%
    Dalmia Bharat, Ltd.                                   172,238   2,201,586       0.0%
*   DB Realty, Ltd.                                     1,101,045     831,760       0.0%
*   DCB Bank, Ltd.                                      2,725,707   3,834,658       0.0%
    DCM Shriram, Ltd.                                     424,659   1,015,907       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.       647,021   1,475,563       0.0%
    Delta Corp., Ltd.                                     391,259     482,862       0.0%
*   DEN Networks, Ltd.                                    354,675     467,007       0.0%
    Dena Bank                                             622,025     278,624       0.0%
    Dewan Housing Finance Corp., Ltd.                   1,280,965   3,828,975       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.             844,924   4,288,720       0.0%
    DLF, Ltd.                                           5,961,200  11,627,586       0.1%
    Edelweiss Financial Services, Ltd.                  2,481,296   2,164,037       0.0%
    EID Parry India, Ltd.                               1,184,411   4,087,416       0.0%
    EIH, Ltd.                                           1,052,655   1,624,147       0.0%
    Electrosteel Castings, Ltd.                           894,946     254,123       0.0%
    Engineers India, Ltd.                                 398,888   1,075,952       0.0%
*   Eros International Media, Ltd.                        427,986   1,187,008       0.0%
    Escorts, Ltd.                                         845,361   2,142,873       0.0%
*   Ess Dee Aluminium, Ltd.                                14,309      19,629       0.0%
    Essel Propack, Ltd.                                   943,383   2,579,946       0.0%
    Eveready Industries India, Ltd.                       131,474     495,964       0.0%
    Exide Industries, Ltd.                              1,658,761   3,671,041       0.0%
    FDC, Ltd.                                              24,663      67,266       0.0%
    Federal Bank, Ltd.                                 17,210,380  11,916,125       0.1%
    Finolex Cables, Ltd.                                  731,301   3,185,455       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
INDIA -- (Continued)
    Finolex Industries, Ltd.                              411,646 $  2,254,283       0.0%
*   Firstsource Solutions, Ltd.                         6,267,713    3,868,172       0.0%
*   Fortis Healthcare, Ltd.                               832,604    2,191,461       0.0%
    Future Retail, Ltd.                                 1,592,191    3,459,479       0.0%
    Gabriel India, Ltd.                                    60,232       81,841       0.0%
    GAIL India, Ltd.                                    5,132,708   27,692,073       0.2%
    Gateway Distriparks, Ltd.                             115,768      481,706       0.0%
    Gati, Ltd.                                            626,607    1,125,746       0.0%
    Geometric, Ltd.                                       160,708      511,407       0.0%
    GHCL, Ltd.                                            158,264      315,579       0.0%
    GIC Housing Finance, Ltd.                              61,894      243,744       0.0%
*   Global Offshore Services, Ltd.                         46,753      123,928       0.0%
    GOCL Corp., Ltd.                                       76,678      168,335       0.0%
    Godfrey Phillips India, Ltd.                            6,908       93,475       0.0%
    Godrej Properties, Ltd.                               109,656      560,549       0.0%
    Graphite India, Ltd.                                  725,730      867,942       0.0%
    Grasim Industries, Ltd.                                15,142      931,555       0.0%
    Great Eastern Shipping Co., Ltd. (The)              1,083,552    5,355,617       0.1%
    Gujarat Alkalies & Chemicals, Ltd.                    452,620    1,244,843       0.0%
    Gujarat Fluorochemicals, Ltd.                         384,532    3,209,897       0.0%
    Gujarat Mineral Development Corp., Ltd.             1,393,052    1,456,268       0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                                729,530    1,097,760       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.         2,186,080    2,436,382       0.0%
    Gujarat State Petronet, Ltd.                        2,879,180    5,977,181       0.1%
    Gulf Oil Lubricants India, Ltd.                        74,957      608,962       0.0%
    HBL Power Systems, Ltd.                                74,867       38,896       0.0%
*   HCL Infosystems, Ltd.                                 462,162      286,599       0.0%
    HEG, Ltd.                                             118,659      286,364       0.0%
*   HeidelbergCement India, Ltd.                          337,834      483,094       0.0%
*   Hexa Tradex, Ltd.                                      54,719       11,590       0.0%
    Hikal, Ltd.                                            83,188      177,057       0.0%
*   Himachal Futuristic Communications, Ltd.            8,605,373    2,363,431       0.0%
    Himatsingka Seide, Ltd.                               518,182    1,829,359       0.0%
    Hindalco Industries, Ltd.                          17,579,040   25,406,148       0.2%
    Hinduja Global Solutions, Ltd.                         60,085      370,094       0.0%
*   Hindustan Construction Co., Ltd.                    4,906,646    1,537,114       0.0%
*   Hotel Leela Venture, Ltd.                             398,321      105,672       0.0%
    HSIL, Ltd.                                            376,798    1,689,443       0.0%
    HT Media, Ltd.                                        521,289      697,741       0.0%
    Huhtamaki PPL, Ltd.                                     3,997       13,547       0.0%
    ICICI Bank, Ltd.                                    9,931,944   35,212,412       0.2%
    ICICI Bank, Ltd. Sponsored ADR                     16,722,630  117,894,541       0.8%
    IDBI Bank, Ltd.                                     2,555,651    2,656,891       0.0%
    Idea Cellular, Ltd.                                 9,837,651   17,579,271       0.1%
*   IDFC Bank, Ltd.                                     6,072,777    4,343,801       0.0%
    IDFC, Ltd.                                          6,072,777    4,055,933       0.0%
    IFCI, Ltd.                                          9,318,433    3,553,573       0.0%
    IIFL Holdings, Ltd.                                 2,950,324    9,675,922       0.1%
    IL&FS Transportation Networks, Ltd.                   304,330      340,673       0.0%
*   India Cements, Ltd. (The)                           5,038,272    6,759,285       0.1%
    Indiabulls Housing Finance, Ltd.                    2,234,720   23,453,688       0.2%
    Indian Bank                                         1,292,356    1,898,794       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
INDIA -- (Continued)
*   Indian Hotels Co., Ltd.                             4,810,373 $ 7,608,236       0.1%
    INEOS Styrolution India, Ltd.                          29,326     273,762       0.0%
*   Inox Leisure, Ltd.                                     60,496     187,756       0.0%
*   Intellect Design Arena, Ltd.                          709,280   2,460,194       0.0%
    Ipca Laboratories, Ltd.                                11,269      84,325       0.0%
*   ITD Cementation India, Ltd.                            72,071     132,456       0.0%
    J Kumar Infraprojects, Ltd.                            39,222     138,735       0.0%
    Jain Irrigation Systems, Ltd.                       7,987,070   7,352,565       0.1%
*   Jaiprakash Associates, Ltd.                        17,658,065   2,003,904       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                    3,264,142   3,371,355       0.0%
*   Jaypee Infratech, Ltd.                              6,993,111     772,598       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                  611,755   2,258,207       0.0%
    JBF Industries, Ltd.                                  465,764   1,466,977       0.0%
    Jindal Poly Films, Ltd.                               373,992   2,757,446       0.0%
    Jindal Saw, Ltd.                                    3,328,288   2,150,629       0.0%
*   Jindal Steel & Power, Ltd.                          7,239,170   7,552,261       0.1%
    JK Cement, Ltd.                                       264,270   2,348,173       0.0%
    JK Lakshmi Cement, Ltd.                               470,458   2,474,398       0.0%
    JK Tyre & Industries, Ltd.                          2,025,735   2,555,121       0.0%
    JM Financial, Ltd.                                  4,961,510   3,060,819       0.0%
    JSW Energy, Ltd.                                    9,008,274   9,106,038       0.1%
    JSW Steel, Ltd.                                     2,496,983  51,554,899       0.3%
    Jubilant Life Sciences, Ltd.                          993,088   5,971,227       0.1%
    Kakinada Fertilizers, Ltd.                          2,082,494      65,994       0.0%
    Kalpataru Power Transmission, Ltd.                    859,787   2,705,548       0.0%
    Karnataka Bank, Ltd. (The)                          2,171,417   3,655,598       0.0%
    Karur Vysya Bank, Ltd. (The)                          378,358   2,738,228       0.0%
    Kaveri Seed Co., Ltd.                                 249,519   1,477,656       0.0%
    KCP, Ltd.                                              37,400      47,508       0.0%
    KEC International, Ltd.                             2,096,712   3,960,866       0.0%
*   Kesoram Industries, Ltd.                              568,558     994,261       0.0%
    Kirloskar Brothers, Ltd.                                7,852      15,073       0.0%
    Kirloskar Oil Engines, Ltd.                           293,581   1,045,394       0.0%
    Kolte-Patil Developers, Ltd.                          276,886     516,753       0.0%
    Kotak Mahindra Bank, Ltd.                             385,119   4,151,383       0.0%
    KPIT Technologies, Ltd.                             1,028,688   2,468,201       0.0%
    KRBL, Ltd.                                            651,273   2,206,954       0.0%
*   KSK Energy Ventures, Ltd.                              51,606      25,754       0.0%
    L&T Finance Holdings, Ltd.                          2,776,163   3,008,336       0.0%
    Lakshmi Machine Works, Ltd.                             4,777     255,089       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                        199,788     245,908       0.0%
    Larsen & Toubro, Ltd.                               2,206,986  41,557,163       0.3%
    LIC Housing Finance, Ltd.                           1,274,535   8,874,002       0.1%
    Maharashtra Seamless, Ltd.                             95,955     292,397       0.0%
    Mahindra & Mahindra Financial Services, Ltd.          804,190   3,631,182       0.0%
    Mahindra & Mahindra, Ltd.                           1,425,159  28,551,298       0.2%
*   Mahindra CIE Automotive, Ltd.                           9,935      29,837       0.0%
    Mahindra Holidays & Resorts India, Ltd.                27,439     163,981       0.0%
    Mahindra Lifespace Developers, Ltd.                   185,097   1,206,552       0.0%
    Manappuram Finance, Ltd.                            2,253,639   1,352,706       0.0%
    McLeod Russel India, Ltd.                             853,022   2,448,321       0.0%
    Merck, Ltd.                                            72,711     733,007       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
INDIA -- (Continued)
    MOIL, Ltd.                                             13,736 $     49,484       0.0%
    Motilal Oswal Financial Services, Ltd.                  4,955       22,212       0.0%
    Mphasis, Ltd.                                         462,727    3,374,695       0.0%
    MRF, Ltd.                                              13,397    6,806,353       0.1%
    Muthoot Finance, Ltd.                                 197,001      607,610       0.0%
    National Aluminium Co., Ltd.                        4,835,097    3,370,149       0.0%
    Nava Bharat Ventures, Ltd.                             68,819      164,479       0.0%
    Navin Fluorine International, Ltd.                      1,828       47,858       0.0%
    NCC, Ltd.                                           7,411,711    8,733,735       0.1%
    Nectar Lifesciences, Ltd.                             268,595      155,119       0.0%
    NIIT Technologies, Ltd.                               703,133    4,971,238       0.1%
*   NIIT, Ltd.                                            195,137      244,166       0.0%
    Nilkamal, Ltd.                                         59,055    1,092,957       0.0%
*   Nirvikara Paper Mills, Ltd.                             3,846        2,243       0.0%
    Oberoi Realty, Ltd.                                   616,343    2,577,288       0.0%
    OCL India, Ltd.                                       101,606      759,673       0.0%
    OMAXE, Ltd.                                           715,383    1,588,541       0.0%
    OnMobile Global, Ltd.                                 226,017      395,007       0.0%
    Orient Cement, Ltd.                                   608,983    1,356,315       0.0%
    Oriental Bank of Commerce                             975,550    1,330,244       0.0%
*   Parsvnath Developers, Ltd.                          1,080,235      309,280       0.0%
    PC Jeweller, Ltd.                                     577,546    3,113,458       0.0%
    Peninsula Land, Ltd.                                   31,142        9,405       0.0%
    Persistent Systems, Ltd.                               54,143      605,168       0.0%
    Petronet LNG, Ltd.                                  2,622,714   10,384,280       0.1%
    Piramal Enterprises, Ltd.                             732,109   13,297,655       0.1%
    Polaris Consulting & Services, Ltd.                    56,898      166,896       0.0%
    Power Finance Corp., Ltd.                           2,369,768    6,376,709       0.1%
    Praj Industries, Ltd.                               1,696,196    2,490,369       0.0%
    Prestige Estates Projects, Ltd.                       182,777      464,110       0.0%
*   Prism Cement, Ltd.                                    241,691      312,177       0.0%
    PTC India Financial Services, Ltd.                  4,168,522    2,440,374       0.0%
    PTC India, Ltd.                                     4,517,334    4,405,031       0.0%
*   Punj Lloyd, Ltd.                                    1,476,964      519,443       0.0%
    Puravankara Projects, Ltd.                            460,912      366,659       0.0%
    Radico Khaitan, Ltd.                                1,002,058    1,328,346       0.0%
    Rain Industries, Ltd.                               2,231,677    1,240,113       0.0%
    Ramco Cements, Ltd. (The)                             475,255    3,226,126       0.0%
    Ratnamani Metals & Tubes, Ltd.                          3,941       28,532       0.0%
    Raymond, Ltd.                                         670,708    4,271,300       0.0%
    Redington India, Ltd.                               1,718,456    2,813,529       0.0%
*   REI Agro, Ltd.                                      1,836,474       12,539       0.0%
    Reliance Capital, Ltd.                              2,135,066   13,053,626       0.1%
*   Reliance Communications, Ltd.                      17,610,550   14,815,222       0.1%
*   Reliance Defence and Engineering, Ltd.                 22,287       21,745       0.0%
    Reliance Industries, Ltd.                          20,407,674  301,143,509       1.9%
    Reliance Industries, Ltd. GDR                          96,093    2,847,644       0.0%
    Reliance Power, Ltd.                                9,323,446    7,123,252       0.1%
    Rolta India, Ltd.                                   2,179,606    2,528,872       0.0%
    Ruchi Soya Industries, Ltd.                         2,042,966      872,920       0.0%
    Rural Electrification Corp., Ltd.                   3,936,071   10,538,454       0.1%
    Sanghvi Movers, Ltd.                                   45,111      196,928       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
INDIA -- (Continued)
    Sharda Cropchem, Ltd.                                  26,067 $   103,352       0.0%
*   Shipping Corp. of India, Ltd.                       3,175,226   3,340,428       0.0%
    Shriram City Union Finance, Ltd.                        2,769      68,276       0.0%
    Shriram Transport Finance Co., Ltd.                   508,884   7,316,786       0.1%
    Simplex Infrastructures, Ltd.                          49,926     199,201       0.0%
    Sintex Industries, Ltd.                             7,654,120   9,525,001       0.1%
    Sobha, Ltd.                                           836,435   3,688,580       0.0%
    Sonata Software, Ltd.                                 186,382     418,940       0.0%
    South Indian Bank, Ltd. (The)                      11,392,265   3,112,960       0.0%
    SREI Infrastructure Finance, Ltd.                   1,792,449   1,606,459       0.0%
    SRF, Ltd.                                             478,848   9,872,416       0.1%
    State Bank of Bikaner & Jaipur                         49,868     391,923       0.0%
    State Bank of India                                18,618,586  52,866,741       0.4%
    Sterlite Technologies, Ltd.                         3,213,238   4,264,501       0.0%
    Sun TV Network, Ltd.                                  345,352   1,932,734       0.0%
    Sundram Fasteners, Ltd.                                37,667      92,170       0.0%
    Sunteck Realty, Ltd.                                   14,643      47,069       0.0%
    Syndicate Bank                                      2,914,893   3,051,296       0.0%
    TAKE Solutions, Ltd.                                  167,817     322,600       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                   314,977   1,107,068       0.0%
    Tata Chemicals, Ltd.                                1,796,999  10,971,622       0.1%
    Tata Global Beverages, Ltd.                         6,632,236  11,983,555       0.1%
*   Tata Motors, Ltd.                                  13,804,539  84,465,246       0.6%
*   Tata Motors, Ltd. Sponsored ADR                       172,249   5,232,925       0.1%
    Tata Steel, Ltd.                                    8,350,794  44,295,079       0.3%
    Tech Mahindra, Ltd.                                   505,214   3,683,459       0.0%
    Techno Electric & Engineering Co., Ltd.                25,024     196,651       0.0%
*   Teledata Marine Solutions, Ltd.                       267,258          --       0.0%
    Tide Water Oil Co India, Ltd.                           1,172     109,019       0.0%
    Time Technoplast, Ltd.                              1,093,465     786,187       0.0%
    Transport Corp. of India, Ltd.                         46,267     186,049       0.0%
    Tree House Education and Accessories, Ltd.             12,211      14,332       0.0%
    Tube Investments of India, Ltd.                       585,576   3,615,116       0.0%
*   TV18 Broadcast, Ltd.                                6,105,867   3,570,704       0.0%
    UCO Bank                                            3,807,758   2,272,455       0.0%
    Uflex, Ltd.                                           515,077   1,372,160       0.0%
    Unichem Laboratories, Ltd.                            383,977   1,421,462       0.0%
    Union Bank of India                                 2,290,782   4,387,576       0.0%
*   Unitech, Ltd.                                      25,373,120   1,830,254       0.0%
    UPL, Ltd.                                           4,969,340  40,357,608       0.3%
*   Usha Martin, Ltd.                                     171,804      37,767       0.0%
    VA Tech Wabag, Ltd.                                    19,630     169,607       0.0%
    Vardhman Textiles, Ltd.                               277,592   3,628,599       0.0%
    Vedanta, Ltd.                                      17,434,392  27,217,654       0.2%
    Vedanta, Ltd. ADR                                   1,688,607  10,604,454       0.1%
    Videocon Industries, Ltd.                             769,833   1,238,533       0.0%
    Vijaya Bank                                         2,612,664   1,244,345       0.0%
    Welspun Corp., Ltd.                                 2,298,777   3,824,243       0.0%
*   Welspun Enterprises, Ltd.                             940,128     879,557       0.0%
    Welspun India, Ltd.                                 1,272,270   1,906,449       0.0%
    Wipro, Ltd.                                         1,833,960  15,254,396       0.1%
*   Wockhardt, Ltd.                                       276,374   4,106,520       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                       ----------- -------------- ---------------
INDIA -- (Continued)
    Yes Bank, Ltd.                                       1,312,938 $   18,572,669       0.1%
    Zensar Technologies, Ltd.                              156,639      2,314,216       0.0%
    Zuari Agro Chemicals, Ltd.                              23,149         60,313       0.0%
                                                                   --------------      ----
TOTAL INDIA                                                         1,840,628,637      11.7%
                                                                   --------------      ----
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                327,977,400     18,078,126       0.1%
    Adhi Karya Persero Tbk PT                            2,751,400        555,637       0.0%
*   Agung Podomoro Land Tbk PT                         135,449,800      2,605,772       0.0%
    Alam Sutera Realty Tbk PT                          244,264,700      7,305,322       0.1%
*   Aneka Tambang Persero Tbk PT                       196,487,277     11,303,767       0.1%
    Asahimas Flat Glass Tbk PT                           5,046,900      2,601,542       0.0%
    Astra Agro Lestari Tbk PT                              703,000        856,466       0.0%
    Astra Graphia Tbk PT                                   436,900         65,645       0.0%
    Astra International Tbk PT                           8,991,100      4,562,574       0.1%
*   Bakrie and Brothers Tbk PT                         555,093,250        294,635       0.0%
*   Bakrie Sumatera Plantations Tbk PT                 111,492,900        422,706       0.0%
*   Bakrie Telecom Tbk PT                              247,426,500        938,074       0.0%
*   Bakrieland Development Tbk PT                      170,628,346        646,908       0.0%
    Bank Bukopin Tbk                                    62,493,533      2,838,710       0.0%
    Bank Danamon Indonesia Tbk PT                       35,799,554      8,918,714       0.1%
    Bank Mandiri Persero Tbk PT                         91,442,931     66,472,082       0.4%
    Bank Negara Indonesia Persero Tbk PT               102,370,741     35,444,043       0.2%
*   Bank Pan Indonesia Tbk PT                          143,727,401      8,535,038       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                37,109,900      2,638,866       0.0%
    Bank Permata Tbk PT                                    220,272         15,009       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                 1,621,900      1,267,491       0.0%
    Bank Tabungan Negara Persero Tbk PT                 79,335,127     10,550,130       0.1%
*   Barito Pacific Tbk PT                                9,517,600        370,873       0.0%
    Bekasi Fajar Industrial Estate Tbk PT               15,437,900        329,200       0.0%
*   Benakat Integra Tbk PT                             142,047,100        537,692       0.0%
*   Berlian Laju Tanker Tbk PT                         128,161,466             --       0.0%
    BISI International Tbk PT                           15,197,800      1,913,411       0.0%
*   Budi Starch & Sweetener Tbk PT                       1,442,400          7,416       0.0%
*   Bumi Resources Tbk PT                               86,715,500        328,691       0.0%
    Bumi Serpong Damai Tbk PT                           79,737,600     11,131,399       0.1%
*   Central Proteina Prima Tbk PT                       22,309,300         84,578       0.0%
    Charoen Pokphand Indonesia Tbk PT                   17,956,130      5,037,852       0.1%
    Ciputra Development Tbk PT                         140,223,616     13,188,758       0.1%
    Ciputra Property Tbk PT                             49,223,189      1,840,092       0.0%
    Ciputra Surya Tbk PT                                17,603,148      2,798,329       0.0%
*   Clipan Finance Indonesia Tbk PT                      2,995,500         59,242       0.0%
*   Darma Henwa Tbk PT                                 176,725,442        160,806       0.0%
*   Davomas Abadi Tbk PT                                54,906,800             --       0.0%
*   Delta Dunia Makmur Tbk PT                            1,521,200         16,813       0.0%
*   Eagle High Plantations Tbk PT                       83,104,700      1,782,087       0.0%
    Elnusa Tbk PT                                       60,294,100      2,245,806       0.0%
*   Energi Mega Persada Tbk PT                         484,356,778      1,835,105       0.0%
    Erajaya Swasembada Tbk PT                           24,342,600      1,353,507       0.0%
*   Eureka Prima Jakarta Tbk PT                          1,297,300         45,250       0.0%
*   Ever Shine Textile Tbk PT                           19,342,215        288,931       0.0%
    Gajah Tunggal Tbk PT                                36,551,200      2,196,232       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Garuda Indonesia Persero Tbk PT                     41,762,181 $ 1,401,702       0.0%
    Global Mediacom Tbk PT                             101,980,500   8,937,363       0.1%
*   Great River International Tbk PT                     1,788,000          --       0.0%
    Gudang Garam Tbk PT                                    737,500   3,864,857       0.0%
*   Harum Energy Tbk PT                                 17,264,100   1,183,777       0.0%
    Hexindo Adiperkasa Tbk PT                              721,744      96,274       0.0%
    Holcim Indonesia Tbk PT                             26,030,300   2,039,108       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                39,377,500   2,983,649       0.0%
    Indo Tambangraya Megah Tbk PT                        3,727,100   2,199,399       0.0%
*   Indo-Rama Synthetics Tbk PT                             41,500       2,364       0.0%
    Indofood Sukses Makmur Tbk PT                       78,063,000  41,958,432       0.3%
    Intiland Development Tbk PT                        115,113,700   4,444,098       0.0%
    Japfa Comfeed Indonesia Tbk PT                      38,091,650   2,662,398       0.0%
    Jaya Real Property Tbk PT                          121,077,000   6,876,456       0.1%
    Kawasan Industri Jababeka Tbk PT                   311,675,375   6,171,752       0.1%
*   Lippo Cikarang Tbk PT                                1,747,200     967,395       0.0%
    Lippo Karawaci Tbk PT                              320,652,349  24,637,123       0.2%
*   Malindo Feedmill Tbk PT                                226,700      23,488       0.0%
    Matahari Putra Prima Tbk PT                          5,699,900     635,526       0.0%
    Medco Energi Internasional Tbk PT                   28,161,100   3,568,087       0.0%
    Metrodata Electronics Tbk PT                         1,496,674      82,244       0.0%
*   Mitra Adiperkasa Tbk PT                                297,300      94,456       0.0%
    Mitra Pinasthika Mustika Tbk PT                      1,984,700      72,001       0.0%
    MNC Investama Tbk PT                               322,800,400   4,127,889       0.0%
    Modernland Realty Tbk PT                            85,983,400   2,488,335       0.0%
    Multipolar Tbk PT                                   63,216,500   1,805,922       0.0%
*   Nirvana Development Tbk PT                           1,000,000       7,652       0.0%
*   Nusantara Infrastructure Tbk PT                    177,314,100   1,556,885       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                       929,000      47,849       0.0%
    Pan Brothers Tbk PT                                 47,246,450   1,774,874       0.0%
*   Panin Financial Tbk PT                             197,214,400   2,698,852       0.0%
*   Paninvest Tbk PT                                    30,871,000   1,201,188       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT                                            73,299,884   8,493,849       0.1%
    Ramayana Lestari Sentosa Tbk PT                     58,304,700   3,091,656       0.0%
    Salim Ivomas Pratama Tbk PT                         46,013,200   1,691,786       0.0%
    Sampoerna Agro PT                                   12,001,241   1,811,274       0.0%
    Selamat Sempurna Tbk PT                             11,121,100   3,982,037       0.0%
    Semen Baturaja Persero Tbk PT                       19,387,900     717,627       0.0%
    Semen Indonesia Persero Tbk PT                       2,557,900   1,911,987       0.0%
    Sentul City Tbk PT                                  80,474,100     486,589       0.0%
*   Sigmagold Inti Perkasa Tbk PT                       27,008,700     855,999       0.0%
    Sinar Mas Agro Resources & Technology Tbk PT         7,804,300   1,743,547       0.0%
    Sinar Mas Multiartha Tbk PT                              2,000         698       0.0%
    Sri Rejeki Isman Tbk PT                            174,745,400   3,805,827       0.0%
*   Surya Dumai Industri Tbk                             5,145,000          --       0.0%
    Surya Semesta Internusa Tbk PT                      60,519,600   3,155,545       0.0%
    Surya Toto Indonesia Tbk PT                            360,900     175,154       0.0%
*   Suryainti Permata Tbk PT                            17,378,000          --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT           2,595,700   1,380,735       0.0%
*   Tiga Pilar Sejahtera Food Tbk                       31,155,922   2,659,349       0.0%
    Timah Persero Tbk PT                                68,019,960   3,979,814       0.0%
    Tiphone Mobile Indonesia Tbk PT                      1,852,400      96,050       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
INDONESIA -- (Continued)
    Trias Sentosa Tbk PT                                   336,500 $      7,974       0.0%
*   Trimegah Securities Tbk PT                           3,813,400       17,908       0.0%
*   Truba Alam Manunggal Engineering PT                129,244,500      137,202       0.0%
    Tunas Baru Lampung Tbk PT                           20,427,800      964,934       0.0%
    Tunas Ridean Tbk PT                                 38,340,900    3,125,598       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT         8,543,000    2,709,601       0.0%
    Unggul Indah Cahaya Tbk PT                             319,635       32,356       0.0%
    United Tractors Tbk PT                              21,310,000   24,123,444       0.2%
*   Vale Indonesia Tbk PT                               43,664,100    6,133,277       0.1%
*   Visi Media Asia Tbk PT                              13,777,600      395,716       0.0%
*   XL Axiata Tbk PT                                     3,516,600      937,113       0.0%
                                                                   ------------       ---
TOTAL INDONESIA                                                     443,705,368       2.8%
                                                                   ------------       ---
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                 2,467           --       0.0%
                                                                   ------------       ---
MALAYSIA -- (3.9%)
*   Adventa Bhd                                             62,000       13,384       0.0%
    Affin Holdings Bhd                                  12,154,750    7,208,668       0.1%
    AirAsia Bhd                                         27,709,800   13,451,145       0.1%
*   Alam Maritim Resources Bhd                           7,501,900      717,999       0.0%
    Alliance Financial Group Bhd                        15,784,300   16,161,539       0.1%
*   Allianz Malaysia Bhd                                    28,800       75,089       0.0%
    AMMB Holdings Bhd                                   25,124,862   29,098,919       0.2%
    Ann Joo Resources Bhd                                1,526,000      456,397       0.0%
    APM Automotive Holdings Bhd                            745,300      743,835       0.0%
    Batu Kawan Bhd                                       2,090,450    9,624,760       0.1%
    Benalec Holdings Bhd                                 9,068,300    1,159,498       0.0%
    Berjaya Assets Bhd                                     355,600       72,840       0.0%
    Berjaya Corp. Bhd                                   36,844,080    3,623,792       0.0%
*   Berjaya Land Bhd                                    13,220,000    2,354,233       0.0%
    BIMB Holdings Bhd                                    2,736,507    2,694,690       0.0%
    Bina Darulaman Bhd                                     162,600       27,412       0.0%
    BLD Plantation Bhd                                       6,600       14,500       0.0%
    Boustead Holdings Bhd                                7,020,598    6,987,176       0.1%
    Boustead Plantations Bhd                             1,491,900      568,257       0.0%
*   Bumi Armada Bhd                                     23,376,300    4,719,912       0.0%
    Cahya Mata Sarawak Bhd                               1,756,000    1,723,858       0.0%
    Can-One Bhd                                            401,400      421,380       0.0%
    CB Industrial Product Holding Bhd                    1,722,100      991,935       0.0%
    Chin Teck Plantations Bhd                              309,100      659,953       0.0%
    CIMB Group Holdings Bhd                             16,016,269   19,111,581       0.1%
    Coastal Contracts Bhd                                3,357,500    1,397,257       0.0%
    Crescendo Corp. Bhd                                    200,300       86,162       0.0%
    CSC Steel Holdings Bhd                               1,921,456      698,591       0.0%
*   Datuk Keramik Holdings Bhd                             127,000           --       0.0%
*   Daya Materials Bhd                                  14,638,800      299,855       0.0%
    Dayang Enterprise Holdings Bhd                       1,047,500      350,172       0.0%
    DRB-Hicom Bhd                                       19,449,200    4,825,025       0.0%
*   Eastern & Oriental Bhd                              13,343,180    5,224,897       0.1%
    ECM Libra Financial Group Bhd                        1,957,522      182,322       0.0%
*   Eco World Development Group Bhd                        421,700      139,068       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Bhd                            5,075,389 $ 1,401,378       0.0%
    FAR East Holdings Bhd                                 403,800     811,381       0.0%
    Felda Global Ventures Holdings Bhd                  6,839,000   2,533,742       0.0%
*   Fountain View Development Bhd                       2,573,200          --       0.0%
    Gadang Holdings Bhd                                   278,600     147,931       0.0%
    Genting Bhd                                        17,847,000  40,345,623       0.3%
    Genting Malaysia Bhd                               36,992,300  42,266,181       0.3%
*   Global Oriental Bhd                                 1,283,100     162,185       0.0%
    Glomac Bhd                                          6,964,900   1,451,869       0.0%
    Goldis Bhd                                          3,223,995   2,158,983       0.0%
    GuocoLand Malaysia Bhd                              2,797,700     886,084       0.0%
    HAP Seng Consolidated Bhd                           9,617,000  18,859,418       0.1%
    Hap Seng Plantations Holdings Bhd                   3,801,700   2,323,936       0.0%
    Hiap Teck Venture Bhd                               1,476,900     190,714       0.0%
    Hong Leong Bank Bhd                                    17,500      60,237       0.0%
    Hong Leong Financial Group Bhd                      2,819,234  10,766,361       0.1%
    Hong Leong Industries Bhd                           1,084,300   2,043,221       0.0%
    Hua Yang Bhd                                        1,723,733     793,654       0.0%
    Hume Industries Bhd                                   776,284     615,441       0.0%
    Hwang Capital Malaysia Bhd                             57,100      32,013       0.0%
    I-Bhd                                                  84,900      11,177       0.0%
    IJM Corp. Bhd                                      60,253,218  53,176,530       0.4%
    IJM Plantations Bhd                                   201,100     179,524       0.0%
    Insas Bhd                                           6,710,200   1,165,201       0.0%
    IOI Properties Group Bhd                            1,797,200   1,112,201       0.0%
*   Iris Corp. Bhd                                     21,834,300     864,843       0.0%
*   Iskandar Waterfront City Bhd                        1,685,600     395,958       0.0%
*   JAKS Resources Bhd                                  6,383,900   1,728,743       0.0%
    Jaya Tiasa Holdings Bhd                             6,525,233   2,248,512       0.0%
    JCY International Bhd                               7,509,800   1,266,399       0.0%
    K&N Kenanga Holdings Bhd                            2,020,487     255,779       0.0%
    Keck Seng Malaysia Bhd                              2,504,000   3,220,588       0.0%
*   Kian JOO CAN Factory Bhd                            4,793,180   3,985,652       0.0%
*   KIG Glass Industrial Bhd                              260,000          --       0.0%
    Kim Loong Resources Bhd                               522,800     453,225       0.0%
    Kimlun Corp. Bhd                                      815,300     366,726       0.0%
    KLCCP Stapled Group                                    45,900      84,637       0.0%
*   KNM Group Bhd                                      27,821,190   3,368,689       0.0%
*   Kretam Holdings Bhd                                 4,128,000     580,094       0.0%
    KSL Holdings Bhd                                    9,328,451   2,983,426       0.0%
*   KUB Malaysia Bhd                                    1,116,700      79,791       0.0%
*   Kulim Malaysia Bhd                                  8,918,000   9,040,277       0.1%
    Kumpulan Fima Bhd                                   2,348,100   1,129,418       0.0%
    Kumpulan Perangsang Selangor Bhd                    3,206,000     867,889       0.0%
*   Kwantas Corp. Bhd                                     288,400     108,201       0.0%
    Land & General Bhd                                 15,067,600   1,308,997       0.0%
*   Landmarks Bhd                                       2,119,208     495,166       0.0%
    LBS Bina Group Bhd                                  3,907,000   1,589,601       0.0%
*   Lion Industries Corp. Bhd                           2,513,181     276,142       0.0%
    Magnum Bhd                                          5,285,900   3,286,865       0.0%
    Mah Sing Group Bhd                                 13,710,762   5,121,178       0.1%
    Malayan Banking Bhd                                   228,402     521,445       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Malayan Flour Mills Bhd                             3,117,950 $   980,072       0.0%
    Malaysia Airports Holdings Bhd                      4,595,854   7,879,048       0.1%
    Malaysia Building Society Bhd                         717,900     238,602       0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd  2,865,600     820,239       0.0%
    Malaysian Bulk Carriers Bhd                         4,604,925     975,813       0.0%
    Malaysian Pacific Industries Bhd                    1,171,275   2,216,043       0.0%
    Malaysian Resources Corp. Bhd                      15,973,700   4,935,450       0.1%
    Malton Bhd                                          4,462,500     792,655       0.0%
    MBM Resources Bhd                                   2,727,403   1,514,575       0.0%
    Media Prima Bhd                                     6,163,500   2,222,331       0.0%
    Mega First Corp. Bhd                                1,381,900     618,254       0.0%
    MISC Bhd                                           16,155,404  34,921,263       0.2%
    MK Land Holdings Bhd                                7,774,600     665,477       0.0%
    MKH BHD                                             3,021,870   1,954,296       0.0%
    MMC Corp. Bhd                                      16,053,180   8,633,443       0.1%
*   MNRB Holdings Bhd                                   1,702,600   1,312,625       0.0%
*   Mudajaya Group Bhd                                  4,318,700   1,301,986       0.0%
    Muhibbah Engineering M Bhd                          3,969,100   2,383,643       0.0%
*   Mulpha International Bhd                           23,362,400   1,791,181       0.0%
    Naim Holdings Bhd                                   2,285,500   1,337,914       0.0%
    Negri Sembilan Oil Palms Bhd                           95,700     100,421       0.0%
    Oriental Holdings Bhd                               3,638,979   6,471,946       0.1%
    OSK Holdings Bhd                                    7,346,271   3,100,081       0.0%
    Pacific & Orient Bhd                                  334,330     112,946       0.0%
    Panasonic Manufacturing Malaysia Bhd                  370,980   2,714,222       0.0%
    Pantech Group Holdings Bhd                          3,600,751     520,072       0.0%
*   Paracorp Bhd                                          252,000          --       0.0%
    Paramount Corp. Bhd                                 1,660,525     670,745       0.0%
*   Parkson Holdings Bhd                                7,598,876   1,768,683       0.0%
*   Perisai Petroleum Teknologi Bhd                       394,200      26,094       0.0%
    Pie Industrial Bhd                                    328,620   1,096,465       0.0%
    POS Malaysia BHD                                      915,217     678,541       0.0%
    PPB Group Bhd                                       8,222,266  33,996,358       0.2%
    Press Metal Bhd                                     6,507,062   4,880,450       0.1%
*   Prime Utilities Bhd                                    39,000          --       0.0%
    Protasco Bhd                                        2,991,400   1,300,564       0.0%
    RCE Capital Bhd                                       325,575      62,835       0.0%
    RHB Capital Bhd                                    11,617,545  18,183,621       0.1%
*   Rimbunan Sawit Bhd                                  6,810,000     948,550       0.0%
    Salcon Bhd                                            658,500     108,488       0.0%
    Sapurakencana Petroleum Bhd                        24,305,000  10,229,154       0.1%
    Sarawak Oil Palms Bhd                                 455,720     513,509       0.0%
*   Scomi Energy Services Bhd                             352,300      21,109       0.0%
*   Scomi Group Bhd                                    26,099,100   1,166,659       0.0%
    Selangor Dredging Bhd                               1,352,800     353,252       0.0%
    Selangor Properties Bhd                                75,300      96,358       0.0%
    Shangri-La Hotels Malaysia Bhd                        707,300   1,029,404       0.0%
*   Shell Refining Co. Federation of Malaya Bhd            68,700      54,072       0.0%
    SHL Consolidated Bhd                                  414,600     312,971       0.0%
    SP Setia Bhd Group                                  4,922,526   4,056,291       0.0%
    Star Media Group Bhd                                1,760,700   1,095,055       0.0%
*   Sumatec Resources Bhd                               1,628,900      49,834       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
MALAYSIA -- (Continued)
    Sunway Bhd                                         13,796,426 $ 11,054,234       0.1%
    Supermax Corp. Bhd                                  6,429,200    4,276,336       0.0%
    Suria Capital Holdings Bhd                            824,400      478,483       0.0%
    Symphony Life Bhd                                   1,678,855      304,962       0.0%
    Ta Ann Holdings Bhd                                 1,848,522    2,266,664       0.0%
    TA Enterprise Bhd                                  21,041,700    2,959,153       0.0%
    TA Global Bhd                                      15,532,980      951,506       0.0%
*   Talam Transform Bhd                                 3,183,850       40,733       0.0%
    Taliworks Corp. Bhd                                   327,000      110,363       0.0%
    TAN Chong Motor Holdings Bhd                        4,711,900    2,692,710       0.0%
*   Tanjung Offshore Bhd                                1,556,500      123,312       0.0%
    TDM Bhd                                            13,359,900    2,441,738       0.0%
    TH Plantations Bhd                                    900,500      278,244       0.0%
    Time dotCom Bhd                                     5,392,680   10,177,034       0.1%
    Tiong NAM Logistics Holdings                          595,500      195,068       0.0%
    Tropicana Corp. Bhd                                 8,154,733    2,085,829       0.0%
    UEM Edgenta Bhd                                     2,524,300    2,445,599       0.0%
    UEM Sunrise Bhd                                    21,260,145    5,533,309       0.1%
    UMW Holdings Bhd                                      768,800    1,289,633       0.0%
*   UMW Oil & Gas Corp. Bhd                             2,761,900      658,593       0.0%
    Unisem M Bhd                                        7,957,900    4,498,637       0.0%
    United Malacca Bhd                                    960,500    1,464,998       0.0%
    United Plantations Bhd                                260,500    1,787,562       0.0%
    United U-Li Corp. Bhd                                 221,600      304,950       0.0%
    UOA Development Bhd                                 6,521,800    3,671,001       0.0%
    VS Industry Bhd                                     6,193,865    1,916,088       0.0%
    Wah Seong Corp. Bhd                                 6,226,383    1,201,570       0.0%
    WCT Holdings Bhd                                   14,722,320    6,168,379       0.1%
    Wing Tai Malaysia Bhd                               2,871,950      875,059       0.0%
    WTK Holdings Bhd                                    6,108,850    1,873,293       0.0%
*   YNH Property Bhd                                    5,779,628    2,911,129       0.0%
    YTL Corp. Bhd                                      91,262,550   36,421,899       0.3%
*   YTL Land & Development Bhd                          3,544,900      571,253       0.0%
                                                                  ------------       ---
TOTAL MALAYSIA                                                     652,252,308       4.1%
                                                                  ------------       ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                        34,589,985   65,059,848       0.4%
    Alpek S.A.B. de C.V.                                3,901,309    6,537,462       0.1%
    Arca Continental S.A.B. de C.V.                     1,231,870    8,497,606       0.1%
*   Axtel S.A.B. de C.V.                               11,979,341    5,333,544       0.0%
*   Bio Pappel S.A.B. de C.V.                             439,582      566,703       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                 13,493,350  100,525,458       0.6%
*   Cia Minera Autlan S.A.B. de C.V. Series B             786,505      309,488       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L             1,408,075   12,275,587       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR          136,577   11,921,806       0.1%
    Consorcio ARA S.A.B. de C.V. Series *               9,511,366    3,720,593       0.0%
*   Corp Interamericana de Entretenimiento SAB de CV
      Class B                                           1,560,786    1,404,328       0.0%
    Corp. Actinver SAB de C.V.                            105,133       86,742       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                   45,568      100,249       0.0%
*   Desarrolladora Homex S.A.B. de C.V.                   301,147       59,513       0.0%
*   Dine S.A.B. de C.V.                                 1,027,267      669,036       0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1          8,306       98,578       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
MEXICO -- (Continued)
*   Empaques Ponderosa S.A. de C.V.                        90,000 $         --       0.0%
*   Empresas ICA S.A.B. de C.V.                         1,683,441      360,081       0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR             781,346      696,804       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                     1,873,583  174,636,671       1.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B      696,005      764,589       0.0%
    Gruma S.A.B. de C.V. Class B                          788,306   11,490,578       0.1%
*   Grupo Aeromexico S.A.B. de C.V.                     1,749,952    3,992,270       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR                                                 484,957   45,789,640       0.3%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR    170,027   26,156,954       0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B                                             572,538    8,817,364       0.1%
    Grupo Carso S.A.B. de C.V. Series A1                8,738,964   42,093,152       0.3%
    Grupo Cementos de Chihuahua S.A.B. de C.V.          2,781,854    8,165,445       0.1%
    Grupo Comercial Chedraui S.A. de C.V.               2,497,484    7,068,002       0.1%
    Grupo Elektra S.A.B. de C.V.                          242,755    4,564,536       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                  2,828,859    2,145,734       0.0%
    Grupo Financiero Banorte S.A.B. de C.V.            21,258,812  120,870,636       0.8%
    Grupo Financiero Inbursa S.A.B. de C.V.            15,719,501   30,809,204       0.2%
    Grupo Financiero Interacciones SA de C.V.             674,046    3,816,342       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B                                           4,100,247    7,521,443       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR                                       1,632,369   14,919,853       0.1%
*   Grupo Gigante S.A.B. de C.V. Series *                 471,076    1,013,087       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                  756,387    1,664,041       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B      2,749,400    3,629,186       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.            1,338,007    2,526,750       0.0%
    Grupo KUO S.A.B. de C.V. Series B                   2,034,528    3,902,400       0.0%
    Grupo Mexico S.A.B. de C.V. Series B               34,196,398   86,978,484       0.6%
*   Grupo Pochteca S.A.B. de C.V.                          67,810       39,414       0.0%
*   Grupo Posadas S.A.B. de C.V.                          355,600      942,499       0.0%
*   Grupo Qumma SA de C.V. Series B                         5,301           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                       1,202,193    1,660,954       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                 1,169,462    3,896,927       0.0%
*   Grupo Sports World S.A.B. de C.V.                     293,561      324,195       0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                  40,783    2,050,977       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B          1,777,377    7,448,503       0.1%
*   Industrias CH S.A.B. de C.V. Series B               2,047,794    8,529,375       0.1%
    Industrias Penoles S.A.B. de C.V.                     335,271    5,237,973       0.0%
*   La Comer S.A.B. de C.V.                             5,626,979    5,887,107       0.0%
    Medica Sur S.A.B. de C.V. Series B                      1,000        2,324       0.0%
    Megacable Holdings S.A.B. de C.V.                     145,255      671,707       0.0%
    Mexichem S.A.B. de C.V.                             7,954,655   20,093,946       0.1%
*   Minera Frisco S.A.B. de C.V.                        7,179,830    5,145,545       0.0%
*   OHL Mexico S.A.B. de C.V.                           9,746,749   16,015,472       0.1%
    Organizacion Cultiba S.A.B. de C.V.                   160,159      221,555       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B        14,756,640   35,517,867       0.2%
*   Qualitas Controladora S.A.B. de C.V.                1,652,078    2,209,537       0.0%
    Rassini S.A.B. de C.V.                                 10,800       50,458       0.0%
*   Savia SA Class A                                    3,457,285           --       0.0%
    TV Azteca S.A.B. de C.V.                            9,124,616    1,256,947       0.0%
*   Urbi Desarrollos Urbanos S.A.B. de C.V.             9,102,158          682       0.0%
    Vitro S.A.B. de C.V. Series A                       1,499,658    5,177,652       0.0%
                                                                  ------------       ---
TOTAL MEXICO                                                       953,941,403       6.1%
                                                                  ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
PHILIPPINES -- (1.2%)
    A Soriano Corp.                                     17,605,700 $  2,267,570       0.0%
    ACR Mining Corp.                                       105,455        7,549       0.0%
    Alliance Global Group, Inc.                         29,215,406    9,020,208       0.1%
    Alsons Consolidated Resources, Inc.                 20,894,000      628,131       0.0%
*   Atlas Consolidated Mining & Development Corp.        5,351,500      477,055       0.0%
    Bank of the Philippine Islands                         232,390      448,339       0.0%
    BDO Unibank, Inc.                                   11,822,875   25,186,865       0.2%
*   Bloomberry Resorts Corp.                               631,000       57,256       0.0%
    Cebu Air, Inc.                                       2,168,500    4,113,988       0.0%
    Cebu Holdings, Inc.                                  1,564,850      170,053       0.0%
    Century Properties Group, Inc.                      28,217,400      330,926       0.0%
    China Banking Corp.                                    431,825      354,402       0.0%
    Cosco Capital, Inc.                                  7,676,600    1,299,356       0.0%
    EEI Corp.                                            1,150,300      177,749       0.0%
*   Empire East Land Holdings, Inc.                     24,178,000      437,691       0.0%
*   Export & Industry Bank, Inc. Class A                    14,950           --       0.0%
    Filinvest Development Corp.                            142,800       16,585       0.0%
    Filinvest Land, Inc.                               205,533,031    8,017,390       0.1%
    First Philippine Holdings Corp.                      4,618,290    6,564,352       0.0%
*   Fwbc Holdings, Inc.                                  5,471,786           --       0.0%
    Integrated Micro-Electronics, Inc.                     248,900       30,248       0.0%
    JG Summit Holdings, Inc.                             8,290,190   14,380,926       0.1%
    Lopez Holdings Corp.                                34,749,200    5,408,535       0.0%
    LT Group, Inc.                                      12,469,700    4,090,521       0.0%
    Megaworld Corp.                                    177,390,000   14,228,594       0.1%
    Metropolitan Bank & Trust Co.                        8,134,630   14,086,286       0.1%
*   Mondragon International Philippines, Inc.            2,464,000           --       0.0%
    Pepsi-Cola Products Philippines, Inc.                  709,000       56,032       0.0%
    Petron Corp.                                        12,910,700    2,932,168       0.0%
*   Philippine National Bank                             4,909,303    5,357,488       0.0%
*   Philippine National Construction Corp.                 398,900        7,818       0.0%
    Philippine Savings Bank                              1,232,313    2,705,926       0.0%
*   Philippine Townships, Inc.                             226,200           --       0.0%
*   Philtown Properties, Inc.                                6,701           --       0.0%
    Phinma Corp.                                         1,095,798      270,933       0.0%
    Phoenix Petroleum Philippines, Inc.                    507,600       51,169       0.0%
    RFM Corp.                                              976,000       87,015       0.0%
    Rizal Commercial Banking Corp.                       4,672,648    3,086,459       0.0%
    Robinsons Land Corp.                                29,823,950   17,213,197       0.1%
    Robinsons Retail Holdings, Inc.                        308,660      505,959       0.0%
    San Miguel Corp.                                     6,718,856    9,596,537       0.1%
    San Miguel Pure Foods Co., Inc.                         63,140      275,714       0.0%
    Security Bank Corp.                                  1,880,714    6,811,158       0.1%
*   Top Frontier Investment Holdings, Inc.                 628,532    1,875,655       0.0%
    Trans-Asia Oil & Energy Development                 26,285,000    1,428,385       0.0%
    Travellers International Hotel Group, Inc.           1,380,200       99,351       0.0%
    Union Bank of the Philippines                        4,413,349    5,430,362       0.0%
    Universal Robina Corp.                               4,262,975   18,930,248       0.1%
    Vista Land & Lifescapes, Inc.                       74,257,468    7,587,668       0.1%
                                                                   ------------       ---
TOTAL PHILIPPINES                                                   196,109,817       1.2%
                                                                   ------------       ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                       ---------- ------------ ---------------
POLAND -- (1.7%)
*   Agora SA                                              578,734 $  1,884,772       0.0%
    Asseco Poland SA                                    1,330,913   20,198,932       0.1%
*   Bank Millennium SA                                  3,927,942    5,145,219       0.0%
*   Ciech SA                                              522,224    9,681,419       0.1%
*   ComArch SA                                              2,787      102,229       0.0%
    Dom Development SA                                     13,805      209,795       0.0%
    Enea SA                                             2,346,635    7,255,009       0.1%
    Firma Oponiarska Debica SA                             87,415    2,116,630       0.0%
*   Getin Holding SA                                    2,977,249      888,015       0.0%
*   Getin Noble Bank SA                                 3,232,348      432,078       0.0%
*   Grupa Azoty SA                                        159,472    3,631,749       0.0%
    Grupa Kety SA                                         104,159    8,977,220       0.1%
*   Grupa Lotos SA                                      1,624,323   12,628,597       0.1%
*   Impexmetal SA                                       5,046,806    3,649,011       0.0%
*   Integer.pl SA                                           1,510       31,554       0.0%
*   Jastrzebska Spolka Weglowa SA                         291,067    1,499,106       0.0%
    Kernel Holding SA                                     445,878    6,009,376       0.0%
    KGHM Polska Miedz SA                                2,304,334   44,925,515       0.3%
    Kopex SA                                              144,185      124,706       0.0%
*   LC Corp. SA                                         1,199,107      691,176       0.0%
    Lentex SA                                              15,056       35,400       0.0%
    Lubelski Wegiel Bogdanka SA                            10,880      130,381       0.0%
    Netia SA                                            4,474,891    5,923,363       0.0%
    Orbis SA                                              525,823    8,377,415       0.1%
    Pelion SA                                              10,134      135,865       0.0%
    PGE Polska Grupa Energetyczna SA                   14,513,224   50,114,933       0.3%
*   Polski Koncern Miesny Duda SA                          56,943       85,022       0.0%
    Polski Koncern Naftowy Orlen SA                     3,909,419   70,508,196       0.5%
*   Powszechna Kasa Oszczednosci Bank Polski SA           922,353    5,910,569       0.0%
*   Sygnity SA                                             72,354      144,977       0.0%
    Synthos SA                                            507,288      540,956       0.0%
    Tauron Polska Energia SA                           18,300,183   14,186,169       0.1%
*   Trakcja SA                                            679,814    2,172,646       0.0%
*   Vistula Group SA                                       54,605       44,081       0.0%
                                                                  ------------       ---
TOTAL POLAND                                                       288,392,081       1.8%
                                                                  ------------       ---
RUSSIA -- (2.5%)
*   AFI Development P.L.C. GDR                             31,827        3,662       0.0%
    Gazprom PAO Sponsored ADR                          63,832,740  331,673,577       2.1%
    LUKOIL PJSC                                         1,509,582   64,319,675       0.4%
    Lukoil PJSC Sponsored ADR                              42,295    1,797,537       0.0%
    Magnitogorsk Iron & Steel Works OJSC GDR            1,631,874    7,850,611       0.0%
*   Mechel PJSC Sponsored ADR                             213,590      425,044       0.0%
    RusHydro PJSC ADR                                   8,628,608    8,806,935       0.1%
                                                                  ------------       ---
TOTAL RUSSIA                                                       414,877,041       2.6%
                                                                  ------------       ---
SOUTH AFRICA -- (8.4%)
    Adcorp Holdings, Ltd.                                 913,139      996,995       0.0%
    Aeci, Ltd.                                          1,242,603    8,367,351       0.1%
*   African Bank Investments, Ltd.                      9,264,952       37,814       0.0%
    African Oxygen, Ltd.                                   45,466       56,325       0.0%
    African Rainbow Minerals, Ltd.                      1,872,952   14,778,049       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Alexander Forbes Group Holdings, Ltd.                  69,721 $    35,141       0.0%
    Allied Electronics Corp., Ltd.                        192,975      79,795       0.0%
*   Anglo American Platinum, Ltd.                         499,474  14,476,725       0.1%
*   AngloGold Ashanti, Ltd.                             1,746,525  28,392,004       0.2%
*   AngloGold Ashanti, Ltd. Sponsored ADR               5,678,422  93,410,042       0.6%
*   ArcelorMittal South Africa, Ltd.                    2,390,579   1,697,929       0.0%
    Astral Foods, Ltd.                                     43,949     398,688       0.0%
*   Aveng, Ltd.                                         7,368,028   2,397,358       0.0%
    Barclays Africa Group, Ltd.                         5,579,767  56,501,978       0.4%
    Barloworld, Ltd.                                    4,552,249  26,279,356       0.2%
    Bidvest Group, Ltd. (The)                               7,099     180,361       0.0%
    Blue Label Telecoms, Ltd.                           4,962,813   5,489,920       0.0%
*   Brait SE                                            2,338,680  26,166,815       0.2%
    Caxton and CTP Publishers and Printers, Ltd.        3,089,885   2,931,255       0.0%
    Clover Industries, Ltd.                             1,248,257   1,648,723       0.0%
*   Consolidated Infrastructure Group, Ltd.               384,157     805,979       0.0%
    DataTec, Ltd.                                       3,528,942  11,161,487       0.1%
    Distell Group, Ltd.                                   148,597   1,660,564       0.0%
*   Distribution and Warehousing Network, Ltd.            250,120      76,451       0.0%
    DRDGOLD, Ltd.                                       6,260,739   3,447,888       0.0%
*   Eqstra Holdings, Ltd.                               3,316,866     514,900       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.               120,337         903       0.0%
    Exxaro Resources, Ltd.                              1,644,184  10,435,295       0.1%
    Gold Fields, Ltd.                                   2,664,475  12,327,603       0.1%
    Gold Fields, Ltd. Sponsored ADR                    12,391,918  58,242,015       0.4%
    Grindrod, Ltd.                                      7,797,538   7,841,477       0.1%
    Group Five, Ltd.                                    1,648,263   2,912,486       0.0%
*   Harmony Gold Mining Co., Ltd.                       1,605,176   5,738,089       0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR           401,946   1,471,122       0.0%
    Holdsport, Ltd.                                        15,928      68,361       0.0%
    Hudaco Industries, Ltd.                               136,179   1,086,799       0.0%
    Hulamin, Ltd.                                       1,774,040     717,134       0.0%
    Illovo Sugar, Ltd.                                  1,193,915   2,038,239       0.0%
*   Impala Platinum Holdings, Ltd.                      6,689,573  27,858,547       0.2%
    Imperial Holdings, Ltd.                             1,417,744  14,814,782       0.1%
    Investec, Ltd.                                      4,315,090  33,314,802       0.2%
*   JCI, Ltd.                                          10,677,339          --       0.0%
    KAP Industrial Holdings, Ltd.                         710,509     315,025       0.0%
*   Kumba Iron Ore, Ltd.                                  279,791   2,273,866       0.0%
    Lewis Group, Ltd.                                   1,920,358   6,474,599       0.0%
    Liberty Holdings, Ltd.                              1,867,770  18,347,360       0.1%
    Mediclinic International P.L.C.                       108,686   1,434,992       0.0%
    Merafe Resources, Ltd.                             21,839,289   1,353,461       0.0%
    Metair Investments, Ltd.                            1,231,958   1,918,008       0.0%
    MMI Holdings, Ltd.                                 17,493,889  29,154,583       0.2%
    Mondi, Ltd.                                         1,636,061  31,500,370       0.2%
    Mpact, Ltd.                                         2,476,204   8,086,763       0.1%
    MTN Group, Ltd.                                     4,542,094  47,548,904       0.3%
    Murray & Roberts Holdings, Ltd.                     5,937,539   6,143,142       0.0%
    Mustek, Ltd.                                           43,577      17,498       0.0%
    Nampak, Ltd.                                          507,367     867,820       0.0%
    Nedbank Group, Ltd.                                 3,428,411  43,811,005       0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
*   Northam Platinum, Ltd.                              2,526,996 $    8,615,654       0.1%
    Omnia Holdings, Ltd.                                  489,868      4,806,525       0.0%
    Peregrine Holdings, Ltd.                            1,689,430      3,546,560       0.0%
*   Pinnacle Holdings, Ltd.                               765,257        806,263       0.0%
    PSG Group, Ltd.                                       452,517      6,319,768       0.0%
    Raubex Group, Ltd.                                  1,933,471      2,541,722       0.0%
    RCL Foods, Ltd.                                        90,842         89,386       0.0%
    Reunert, Ltd.                                         468,156      2,353,147       0.0%
*   Royal Bafokeng Platinum, Ltd.                         460,976      1,413,679       0.0%
    Sanlam, Ltd.                                       14,352,224     69,699,652       0.4%
*   Sappi, Ltd.                                         9,698,487     42,062,993       0.3%
*   Sappi, Ltd. Sponsored ADR                             695,410      2,962,447       0.0%
    Sasol, Ltd.                                         3,753,626    122,781,669       0.8%
    Sasol, Ltd. Sponsored ADR                           1,657,979     54,365,131       0.4%
    Sibanye Gold, Ltd.                                  1,480,209      5,665,778       0.0%
    Sibanye Gold, Ltd. Sponsored ADR                    3,176,150     48,912,710       0.3%
    Standard Bank Group, Ltd.                          16,569,484    148,799,587       0.9%
*   Stefanutti Stocks Holdings, Ltd.                      526,548        160,837       0.0%
    Steinhoff International Holdings NV                26,504,646    165,800,635       1.1%
*   Super Group, Ltd.                                   4,203,486     12,154,040       0.1%
    Telkom SA SOC, Ltd.                                 5,017,373     20,004,709       0.1%
    Tiso Blackstar Group SE                                85,425         53,750       0.0%
    Tongaat Hulett, Ltd.                                1,101,945      9,110,453       0.1%
    Trencor, Ltd.                                       1,490,837      4,689,865       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                       415,222      3,546,281       0.0%
                                                                  --------------       ---
TOTAL SOUTH AFRICA                                                 1,421,368,184       9.0%
                                                                  --------------       ---
SOUTH KOREA -- (13.8%)
    Aekyung Petrochemical Co., Ltd.                         2,680        142,263       0.0%
*   Agabang&Company                                        19,244        155,069       0.0%
    ALUKO Co., Ltd.                                       178,927      1,047,067       0.0%
*   Amotech Co., Ltd.                                       8,026        137,756       0.0%
    Asia Cement Co., Ltd.                                   6,783        642,859       0.0%
    ASIA Holdings Co., Ltd.                                28,255      2,887,981       0.0%
*   Asia Paper Manufacturing Co., Ltd.                     56,207        884,835       0.0%
*   Asiana Airlines, Inc.                                  46,833        196,122       0.0%
*   AUK Corp.                                             487,877      1,013,246       0.0%
*   BH Co., Ltd.                                           19,986         99,860       0.0%
    BNK Financial Group, Inc.                           2,726,883     22,178,111       0.2%
    Bookook Securities Co., Ltd.                           28,655        448,642       0.0%
    BYC Co., Ltd.                                             752        314,614       0.0%
*   Capro Corp.                                            79,730        293,402       0.0%
*   Celltrion Pharm, Inc.                                  10,981        200,407       0.0%
*   Chemtronics Co., Ltd.                                   2,627         14,624       0.0%
*   China Great Star International, Ltd.                  582,136      1,000,900       0.0%
*   China Ocean Resources Co., Ltd.                     1,059,646      1,901,857       0.0%
    Chinyang Holdings Corp.                                 6,573         20,517       0.0%
    Chosun Refractories Co., Ltd.                           9,716        778,547       0.0%
    CKD Bio Corp.                                          17,576        413,147       0.0%
*   Cosmochemical Co., Ltd.                               115,498        490,328       0.0%
    Dae Dong Industrial Co., Ltd.                         141,098        951,823       0.0%
    Dae Han Flour Mills Co., Ltd.                          14,500      2,536,784       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Dae Won Kang Up Co., Ltd.                            245,096 $ 1,065,390       0.0%
*   Dae Young Packaging Co., Ltd.                      1,121,470   1,010,453       0.0%
*   Dae-Il Corp.                                         116,802     914,665       0.0%
*   Daechang Co., Ltd.                                   526,706     452,929       0.0%
    Daeduck Electronics Co.                              128,311     854,518       0.0%
    Daeduck GDS Co., Ltd.                                284,218   3,074,689       0.0%
    Daegu Department Store                                71,060     872,219       0.0%
    Daehan Steel Co., Ltd.                               176,108   1,826,117       0.0%
    Daekyo Co., Ltd.                                     243,875   2,016,036       0.0%
    Daelim Industrial Co., Ltd.                          270,338  21,394,164       0.2%
    Daesang Holdings Co., Ltd.                            40,178     483,519       0.0%
    Daesung Holdings Co., Ltd.                            42,463     369,606       0.0%
    Daewon San Up Co., Ltd.                                1,435       8,663       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.          964,334   5,350,293       0.1%
    Daewoo Securities Co., Ltd.                        1,268,372   9,128,461       0.1%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd. 1,194,943   5,753,652       0.1%
*   Dahaam E-Tec Co., Ltd.                                 3,535      10,471       0.0%
    Daishin Securities Co., Ltd.                         590,481   6,139,817       0.1%
    Daou Data Corp.                                      115,107   1,395,967       0.0%
    Daou Technology, Inc.                                267,606   5,460,838       0.1%
*   Dasan Networks, Inc.                                 193,542   1,294,368       0.0%
    DGB Financial Group, Inc.                          1,588,187  12,751,127       0.1%
    Display Tech Co., Ltd.                                14,272      52,000       0.0%
    DK UIL Co., Ltd.                                      16,264     167,423       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                       90,411   2,233,530       0.0%
    Dong-Ah Geological Engineering Co., Ltd.              45,500     326,566       0.0%
    Dong-Il Corp.                                         17,861     992,059       0.0%
    Dongbang Transport Logistics Co., Ltd.               221,137     537,475       0.0%
*   DONGBU Co., Ltd.                                       5,850      41,331       0.0%
*   Dongbu HiTek Co., Ltd.                               157,099   2,667,074       0.0%
*   Dongbu Securities Co., Ltd.                          412,339   1,434,779       0.0%
*   Dongbu Steel Co., Ltd.                                81,663     332,200       0.0%
    Dongil Industries Co., Ltd.                           17,549     908,429       0.0%
*   Dongkook Industrial Co., Ltd.                        288,799     656,091       0.0%
    Dongkuk Industries Co., Ltd.                          55,506     228,998       0.0%
*   Dongkuk Steel Mill Co., Ltd.                         954,772   7,950,446       0.1%
    Dongkuk Structures & Construction Co., Ltd.          172,302     834,103       0.0%
    Dongwha Pharm Co., Ltd.                              184,828   1,508,528       0.0%
    Dongwoo Co., Ltd.                                     14,971      58,045       0.0%
    Dongyang E&P, Inc.                                    31,262     410,455       0.0%
    Doosan Corp.                                         112,906  10,611,922       0.1%
#*  Doosan Engine Co., Ltd.                              112,890     424,884       0.0%
*   Doosan Engineering & Construction Co., Ltd.            4,145      22,555       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.     567,699  12,924,110       0.1%
*   Doosan Infracore Co., Ltd.                         1,493,659  10,202,740       0.1%
    DRB Holding Co., Ltd.                                103,025   1,113,967       0.0%
    DY Corp.                                             264,304   1,518,280       0.0%
    e-LITECOM Co., Ltd.                                   59,930     713,025       0.0%
    E-MART, Inc.                                         141,480  22,724,950       0.2%
    Eagon Industrial, Ltd.                                43,154     454,088       0.0%
    Eugene Corp.                                         553,471   2,719,684       0.0%
#*  Eugene Investment & Securities Co., Ltd.           1,130,616   2,687,087       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Eusu Holdings Co., Ltd.                               31,401 $   276,130       0.0%
    EVERDIGM Corp.                                        19,016     166,285       0.0%
    Fine Technix Co., Ltd.                                22,204      73,185       0.0%
    Fursys, Inc.                                          28,479     889,462       0.0%
    Gaon Cable Co., Ltd.                                  25,249     478,385       0.0%
*   Global Display Co., Ltd.                              32,534     108,205       0.0%
*   GNCO Co., Ltd.                                       357,625     581,311       0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                        14,703     103,227       0.0%
*   GS Engineering & Construction Corp.                  443,425  11,964,300       0.1%
*   GS Global Corp.                                       60,141     175,430       0.0%
    GS Holdings Corp.                                    598,099  28,874,389       0.2%
#   Gwangju Shinsegae Co., Ltd.                            5,985   1,373,415       0.0%
*   Halla Corp.                                           75,864     330,896       0.0%
    Halla Holdings Corp.                                  39,847   1,972,946       0.0%
    Han Kuk Carbon Co., Ltd.                               6,148      35,997       0.0%
    Hana Financial Group, Inc.                         3,086,346  69,209,906       0.5%
    Hana Micron, Inc.                                     53,761     253,424       0.0%
    Handok, Inc.                                           4,607     158,897       0.0%
    Handsome Co., Ltd.                                    94,606   3,674,191       0.0%
    Hanil Cement Co., Ltd.                                47,480   4,966,370       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.     571,915   2,024,826       0.0%
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.                                          187,314     899,245       0.0%
    Hanjin Kal Corp.                                     138,504   2,394,432       0.0%
#*  Hanjin Shipping Co., Ltd.                            264,938     440,758       0.0%
    Hanjin Transportation Co., Ltd.                      123,466   4,052,658       0.0%
    Hankook Tire Co., Ltd.                                28,203   1,311,817       0.0%
    Hankuk Glass Industries, Inc.                         17,640     448,843       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                  33,845     915,683       0.0%
*   Hansol HomeDeco Co., Ltd.                            321,490     465,933       0.0%
*   Hansol Paper Co.                                     401,896   2,866,875       0.0%
    Hansol Paper Co., Ltd.                               131,318   2,840,046       0.0%
    Hanwha Chemical Corp.                                971,243  21,268,540       0.2%
    Hanwha Corp.                                         740,315  24,421,792       0.2%
    Hanwha Galleria Timeworld Co., Ltd.                    7,008     406,817       0.0%
    Hanwha General Insurance Co., Ltd.                    69,154     490,778       0.0%
*   Hanwha Investment & Securities Co., Ltd.             628,576   1,891,212       0.0%
    Hanwha Life Insurance Co., Ltd.                    2,264,280  13,249,638       0.1%
    Hanwha Techwin Co., Ltd.                             115,398   4,200,630       0.0%
    Hanyang Securities Co., Ltd.                          92,428     625,237       0.0%
    Heung-A Shipping Co., Ltd.                           896,757   1,067,277       0.0%
    Hitejinro Holdings Co., Ltd.                         114,795   1,557,118       0.0%
    HMC Investment Securities Co., Ltd.                  247,176   2,277,848       0.0%
    HS R&A Co., Ltd.                                      33,151   1,211,505       0.0%
    Humax Co., Ltd.                                      181,539   2,106,780       0.0%
    Husteel Co., Ltd.                                      7,429     103,772       0.0%
    Huvis Corp.                                           45,752     341,166       0.0%
    Hwa Shin Co., Ltd.                                    90,589     541,727       0.0%
    Hwacheon Machine Tool Co., Ltd.                       14,227     685,715       0.0%
    HwaSung Industrial Co., Ltd.                          45,616     566,083       0.0%
    Hyosung Corp.                                        189,004  20,221,476       0.1%
*   Hyundai BNG Steel Co., Ltd.                          127,884   1,207,270       0.0%
    Hyundai Corp.                                         13,871     323,255       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                       --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Hyundai Department Store Co., Ltd.                   101,140 $ 13,050,894       0.1%
    Hyundai Development Co-Engineering & Construction    132,115    5,820,072       0.1%
    Hyundai Engineering & Construction Co., Ltd.         439,285   15,388,786       0.1%
#*  Hyundai Heavy Industries Co., Ltd.                   411,885   41,670,548       0.3%
    Hyundai Home Shopping Network Corp.                    2,416      282,869       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.       262,383      849,407       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                       80,621    5,140,421       0.0%
    Hyundai Mobis Co., Ltd.                              113,958   25,971,211       0.2%
    Hyundai Motor Co.                                  1,311,874  164,602,889       1.1%
*   Hyundai Rotem Co., Ltd.                                6,913      108,436       0.0%
#   Hyundai Securities Co., Ltd.                       1,283,513    7,946,695       0.1%
    Hyundai Steel Co.                                  1,050,773   57,636,492       0.4%
    Hyundai Wia Corp.                                     73,448    6,201,797       0.1%
*   Hyunjin Materials Co., Ltd.                           57,175       62,584       0.0%
*   Iljin Display Co., Ltd.                               54,206      218,041       0.0%
    Iljin Electric Co., Ltd.                             230,699    1,107,466       0.0%
    Ilshin Spinning Co., Ltd.                             16,197    2,017,154       0.0%
    Ilsung Pharmaceuticals Co., Ltd.                       9,407      951,681       0.0%
    Industrial Bank of Korea                           2,300,768   24,455,869       0.2%
*   InnoWireless, Inc.                                     1,805       16,122       0.0%
*   Interflex Co., Ltd.                                   55,823      561,246       0.0%
    Intergis Co., Ltd.                                    49,180      146,732       0.0%
    INTOPS Co., Ltd.                                      72,590    1,328,696       0.0%
    Inzi Controls Co., Ltd.                               89,540      468,113       0.0%
    INZI Display Co., Ltd.                               244,705      485,029       0.0%
    ISU Chemical Co., Ltd.                                83,274    1,159,027       0.0%
    IsuPetasys Co., Ltd.                                  44,008      204,444       0.0%
    Jahwa Electronics Co., Ltd.                           37,751      436,162       0.0%
#   JB Financial Group Co., Ltd.                         847,059    4,341,209       0.0%
    JW Pharmaceutical Corp.                               34,876    1,213,172       0.0%
    Kangnam Jevisco Co., Ltd.                             32,637    1,169,810       0.0%
    KB Capital Co., Ltd.                                  93,191    1,943,679       0.0%
    KB Financial Group, Inc.                           1,535,083   46,969,076       0.3%
    KB Financial Group, Inc. ADR                       3,033,727   92,255,638       0.6%
    KB Insurance Co., Ltd.                               167,974    4,560,467       0.0%
    KCC Corp.                                             47,542   17,677,783       0.1%
*   KEC Corp.                                             44,448       42,636       0.0%
    Keyang Electric Machinery Co., Ltd.                  304,866    1,328,199       0.0%
    KG Chemical Corp.                                     57,540      802,853       0.0%
    KG Eco Technology Service Co., Ltd.                   23,439       70,186       0.0%
    Kia Motors Corp.                                   1,531,475   64,232,628       0.4%
    KISCO Corp.                                           52,726    2,426,527       0.0%
    KISCO Holdings Co., Ltd.                              11,405      693,544       0.0%
    Kishin Corp.                                         107,298      564,273       0.0%
    KISWIRE, Ltd.                                         89,105    3,329,463       0.0%
    Kolon Corp.                                           14,812      761,491       0.0%
    Kolon Industries, Inc.                               210,202   12,878,454       0.1%
    Kook Soon Dang Brewery Co., Ltd.                     112,565      674,594       0.0%
    Korea Airport Service Co., Ltd.                          223        6,093       0.0%
    Korea Alcohol Industrial Co., Ltd.                    28,767      205,225       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.              7,358       77,911       0.0%
    Korea Circuit Co., Ltd.                              146,625    1,351,733       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                               PERCENTAGE
                                                        SHARES     VALUE++   OF NET ASSETS**
                                                       --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.                     46,756 $ 3,664,884       0.0%
    Korea Export Packaging Industrial Co., Ltd.            5,290      95,547       0.0%
*   Korea Flange Co., Ltd.                                66,724     935,050       0.0%
    Korea Investment Holdings Co., Ltd.                  421,946  16,971,506       0.1%
*   Korea Line Corp.                                      13,921     216,817       0.0%
    Korea Petrochemical Ind Co., Ltd.                     13,010   2,672,674       0.0%
*   Korean Air Lines Co., Ltd.                            89,323   2,282,143       0.0%
    Korean Reinsurance Co.                               705,371   8,217,549       0.1%
    Kortek Corp.                                          17,196     183,423       0.0%
    KPX Chemical Co., Ltd.                                12,852     580,437       0.0%
    KSS LINE, Ltd.                                         1,883      28,076       0.0%
*   KTB Investment & Securities Co., Ltd.                639,952   1,522,928       0.0%
    Kukdo Chemical Co., Ltd.                              46,303   2,661,387       0.0%
*   Kumho Electric Co., Ltd.                              44,161     459,935       0.0%
*   Kumho Tire Co., Inc.                                 120,435     865,771       0.0%
    Kumkang Kind Co., Ltd.                                 2,216     104,271       0.0%
    Kwangju Bank                                         132,697   1,046,560       0.0%
*   Kyeryong Construction Industrial Co., Ltd.            38,242     429,198       0.0%
    Kyobo Securities Co., Ltd.                           206,079   1,906,657       0.0%
    Kyung-In Synthetic Corp.                              27,261      98,839       0.0%
    Kyungbang, Ltd.                                       11,362   1,734,589       0.0%
*   LB Semicon, Inc.                                      66,800     174,018       0.0%
    LEADCORP, Inc. (The)                                   2,736      20,135       0.0%
    LF Corp.                                             132,147   2,979,997       0.0%
    LG Corp.                                             841,761  50,168,546       0.3%
    LG Display Co., Ltd.                               1,415,814  29,471,124       0.2%
    LG Display Co., Ltd. ADR                           3,991,524  40,913,121       0.3%
    LG Electronics, Inc.                               1,692,217  86,108,297       0.6%
    LG International Corp.                               227,758   7,539,486       0.1%
    LG Uplus Corp.                                     2,100,307  20,603,489       0.1%
    LMS Co., Ltd.                                         14,112     107,977       0.0%
    Lotte Chemical Corp.                                  49,245  12,560,887       0.1%
    Lotte Chilsung Beverage Co., Ltd.                      5,561   9,610,285       0.1%
    LOTTE Fine Chemical Co., Ltd.                          6,451     211,963       0.0%
    LOTTE Himart Co., Ltd.                                37,483   1,851,521       0.0%
*   Lotte Non-Life Insurance Co., Ltd.                   206,214     524,149       0.0%
    Lotte Shopping Co., Ltd.                             137,019  32,622,018       0.2%
    LS Corp.                                             103,385   4,581,280       0.0%
*   Lumens Co., Ltd.                                      64,852     237,241       0.0%
    MegaStudy Co., Ltd.                                    3,332     116,402       0.0%
    MegaStudyEdu Co., Ltd.                                 2,475     108,382       0.0%
*   Melfas, Inc.                                         127,678     904,742       0.0%
    Meritz Financial Group, Inc.                          57,067     631,743       0.0%
#   Meritz Securities Co., Ltd.                        1,053,135   3,313,167       0.0%
    Mi Chang Oil Industrial Co., Ltd.                      4,691     348,120       0.0%
    Mirae Asset Securities Co., Ltd.                     790,041  16,974,393       0.1%
    MK Electron Co., Ltd.                                116,640     943,500       0.0%
*   MNTech Co., Ltd.                                      38,064     160,335       0.0%
    Moorim P&P Co., Ltd.                                 358,162   1,358,068       0.0%
*   Moorim Paper Co., Ltd.                               210,130     568,757       0.0%
    Motonic Corp.                                         75,294     664,468       0.0%
    Namyang Dairy Products Co., Ltd.                       2,912   1,896,719       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                       --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    NEOWIZ HOLDINGS Corp.                                 67,921 $    898,297       0.0%
    NEPES Corp.                                           18,806      125,649       0.0%
    Nexen Corp.                                           17,164    1,217,177       0.0%
    NH Investment & Securities Co., Ltd.               1,207,525   10,470,743       0.1%
*   NHN Entertainment Corp.                                4,751      251,853       0.0%
*   NK Co., Ltd.                                         117,300      470,400       0.0%
    Nong Shim Holdings Co., Ltd.                          19,474    2,514,640       0.0%
    NongShim Co., Ltd.                                     1,065      348,770       0.0%
    NOROO Paint & Coatings Co., Ltd.                      11,400      122,026       0.0%
    NPC                                                  116,690      764,647       0.0%
*   OCI Co., Ltd.                                        108,701   10,760,826       0.1%
    Opto Device Technology Co., Ltd.                       4,405       33,712       0.0%
*   OPTRON-TEC, Inc.                                       7,768       39,345       0.0%
*   Osung LST Co., Ltd.                                   11,805        9,335       0.0%
*   Paik Kwang Industrial Co., Ltd.                       23,328       41,509       0.0%
#*  Pan Ocean Co., Ltd.                                   99,389      345,315       0.0%
    Pang Rim Co., Ltd.                                     3,201       73,638       0.0%
*   PaperCorea, Inc.                                     261,826      170,044       0.0%
    Poongsan Corp.                                       350,209    9,751,468       0.1%
    Poongsan Holdings Corp.                               55,420    2,185,739       0.0%
    POSCO                                                610,074  127,819,714       0.8%
    POSCO ADR                                          1,559,371   81,118,479       0.5%
    POSCO Coated & Color Steel Co., Ltd.                   3,820       76,376       0.0%
    Posco Daewoo Corp.                                    77,078    1,667,319       0.0%
*   Power Logics Co., Ltd.                                37,894      140,160       0.0%
    Pyeong Hwa Automotive Co., Ltd.                       50,938      572,542       0.0%
    RFTech Co., Ltd.                                       6,969       42,328       0.0%
*   S&C Engine Group, Ltd.                               130,083      182,015       0.0%
    S&T Dynamics Co., Ltd.                               344,607    3,381,241       0.0%
    S&T Holdings Co., Ltd.                                92,008    1,925,835       0.0%
    S&T Motiv Co., Ltd.                                      565       32,937       0.0%
    S-Energy Co., Ltd.                                    28,801      225,306       0.0%
*   S-MAC Co., Ltd.                                       92,865      641,383       0.0%
*   Sajo Industries Co., Ltd.                             18,924      954,902       0.0%
    Sam Young Electronics Co., Ltd.                      159,570    1,741,153       0.0%
    Samho Development Co., Ltd.                            4,638       14,882       0.0%
    SAMHWA Paints Industrial Co., Ltd.                     6,576       72,791       0.0%
    Samick Musical Instruments Co., Ltd.                 495,515    1,334,474       0.0%
    Samjin LND Co., Ltd.                                  31,407      104,946       0.0%
    Samsung C&T Corp.                                     71,459    8,189,189       0.1%
    Samsung Card Co., Ltd.                                55,118    1,873,024       0.0%
    Samsung Electro-Mechanics Co., Ltd.                  142,477    6,485,659       0.1%
    Samsung Electronics Co., Ltd.                         30,024   32,721,075       0.2%
#*  Samsung Heavy Industries Co., Ltd.                   747,427    6,959,370       0.1%
    Samsung Life Insurance Co., Ltd.                     187,746   18,010,859       0.1%
    Samsung SDI Co., Ltd.                                387,366   38,577,515       0.3%
    Samsung Securities Co., Ltd.                         207,815    7,137,208       0.1%
    Samyang Corp.                                         17,815    1,515,214       0.0%
    Samyang Holdings Corp.                                32,080    4,570,348       0.0%
    Samyang Tongsang Co., Ltd.                             5,032      198,755       0.0%
*   Samyoung Chemical Co., Ltd.                          258,455      394,909       0.0%
    SAVEZONE I&C CORP.                                    42,314      212,261       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                       --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SBS Media Holdings Co., Ltd.                         288,954 $    838,109       0.0%
    Seah Besteel Corp.                                   201,347    5,133,505       0.0%
    SeAH Holdings Corp.                                   12,963    1,582,054       0.0%
    SeAH Steel Corp.                                      44,101    3,206,227       0.0%
    Sebang Co., Ltd.                                     136,608    2,058,604       0.0%
    Sebang Global Battery Co., Ltd.                       62,656    2,362,219       0.0%
    Sejong Industrial Co., Ltd.                          149,537    1,297,065       0.0%
*   Seohee Construction Co., Ltd.                      1,371,079    1,449,380       0.0%
    Sewon Precision Industry Co., Ltd.                     3,019       53,731       0.0%
*   SFA Semicon Co, Ltd.                                 188,965      411,888       0.0%
*   SG Corp.                                             969,936      958,201       0.0%
*   Shin Poong Pharmaceutical Co., Ltd.                   64,315      367,882       0.0%
    Shinhan Financial Group Co., Ltd.                  3,715,255  136,223,334       0.9%
    Shinhan Financial Group Co., Ltd. ADR              1,543,428   56,427,727       0.4%
    Shinsegae Co., Ltd.                                   93,268   17,245,832       0.1%
    Shinsegae Information & Communication Co., Ltd.        6,278      494,634       0.0%
*   Shinsung Solar Energy Co., Ltd.                      573,139      862,983       0.0%
*   Shinsung Tongsang Co., Ltd.                          649,404      933,552       0.0%
*   Shinwon Corp.                                         82,700      135,814       0.0%
    Shinyoung Securities Co., Ltd.                        35,820    1,687,265       0.0%
*   Signetics Corp.                                      519,083      763,625       0.0%
    Silla Co., Ltd.                                       64,953      985,725       0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                            3,959       10,166       0.0%
    SIMPAC, Inc.                                          14,582       64,817       0.0%
#   Sindoh Co., Ltd.                                      43,595    1,869,048       0.0%
    SJM Co., Ltd.                                         11,075       72,791       0.0%
    SK Chemicals Co., Ltd.                               143,901    9,162,368       0.1%
#   SK Gas, Ltd.                                          56,144    4,189,579       0.0%
    SK Holdings Co., Ltd.                                170,377   33,392,083       0.2%
    SK Hynix, Inc.                                       267,895    6,570,877       0.1%
    SK Innovation Co., Ltd.                              597,717   80,726,056       0.5%
    SK Networks Co., Ltd.                              1,531,162    9,094,489       0.1%
*   SK Securities Co., Ltd.                            2,856,758    2,871,786       0.0%
    SKC Co., Ltd.                                        154,403    3,782,813       0.0%
    SL Corp.                                             185,958    2,600,131       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                244,399    4,492,408       0.0%
*   STX Engine Co., Ltd.                                  20,877      112,677       0.0%
    Sun Kwang Co., Ltd.                                   20,412      321,863       0.0%
    Sunchang Corp.                                         6,399       72,381       0.0%
    Sung Kwang Bend Co., Ltd.                             90,554      961,475       0.0%
    Sungchang Enterprise Holdings, Ltd.                   23,402      742,481       0.0%
*   Sungshin Cement Co., Ltd.                            222,986    2,730,422       0.0%
    Sungwoo Hitech Co., Ltd.                             400,806    3,266,196       0.0%
*   Synopex, Inc.                                         85,699      129,402       0.0%
    Tae Kyung Industrial Co., Ltd.                       120,772      548,174       0.0%
    Taekwang Industrial Co., Ltd.                          4,932    4,291,608       0.0%
*   Taewoong Co., Ltd.                                    64,855    1,035,396       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.        566,881    3,188,760       0.0%
    Tailim Packaging Industrial Co., Ltd.                385,280    1,052,482       0.0%
#*  TBH Global Co., Ltd.                                  37,356      382,035       0.0%
*   TK Chemical Corp.                                    511,736    1,027,686       0.0%
    TK Corp.                                              11,241      105,818       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                       ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
*   Tong Kook Corp.                                           607 $           --       0.0%
    Tong Yang Moolsan Co., Ltd.                            66,131        867,701       0.0%
*   Tongyang Cement & Energy Corp.                          4,282         18,653       0.0%
    Tongyang Life Insurance Co, Ltd.                      410,202      3,802,086       0.0%
*   Top Engineering Co., Ltd.                              53,356        294,022       0.0%
    Tovis Co., Ltd.                                        17,984        153,456       0.0%
    TS Corp.                                               76,643      1,471,190       0.0%
    Ubiquoss, Inc.                                         10,010        115,082       0.0%
    Uju Electronics Co., Ltd.                              40,526        556,520       0.0%
    Unid Co., Ltd.                                         66,294      2,731,100       0.0%
    WillBes & Co. (The)                                   688,308      1,296,719       0.0%
    Wiscom Co., Ltd.                                       32,980        134,798       0.0%
*   Woongjin Co., Ltd.                                     14,805         39,772       0.0%
*   Woongjin Energy Co., Ltd.                             384,423        416,948       0.0%
*   Wooree ETI Co., Ltd.                                   74,334        141,263       0.0%
    Woori Bank                                          2,388,988     21,950,104       0.2%
    Woori Bank Sponsored ADR                                7,135        196,748       0.0%
    WooSung Feed Co., Ltd.                                226,244        685,739       0.0%
    Y G-1 Co., Ltd.                                         4,317         40,619       0.0%
    YESCO Co., Ltd.                                        30,899      1,009,857       0.0%
    Yoosung Enterprise Co., Ltd.                          164,543        590,993       0.0%
    Youlchon Chemical Co., Ltd.                           143,089      1,600,272       0.0%
    Young Poong Corp.                                       4,300      4,077,077       0.0%
*   Young Poong Mining & Construction Corp.                18,030             --       0.0%
    Young Poong Precision Corp.                           126,084      1,017,909       0.0%
*   Yuanta Securities Korea Co., Ltd.                     356,385      1,119,346       0.0%
    YuHwa Securities Co., Ltd.                             28,274        398,328       0.0%
*   Zinus, Inc.                                             1,866        114,639       0.0%
                                                                  --------------      ----
TOTAL SOUTH KOREA                                                  2,312,424,615      14.7%
                                                                  --------------      ----
TAIWAN -- (13.0%)
    Ability Enterprise Co., Ltd.                        2,412,330      1,390,611       0.0%
    Accton Technology Corp.                             1,267,872      1,186,934       0.0%
*   Acer, Inc.                                         39,734,109     14,095,902       0.1%
    ACES Electronic Co., Ltd.                           1,235,000      1,174,844       0.0%
    ACHEM TECHNOLOGY Corp.                              3,395,318      1,297,830       0.0%
    Acter Co., Ltd.                                         4,000         10,446       0.0%
*   Action Electronics Co., Ltd.                          705,393         73,195       0.0%
*   Advanced Connectek, Inc.                            1,938,000        374,572       0.0%
    Advanced International Multitech Co., Ltd.            256,000        171,557       0.0%
*   AGV Products Corp.                                  6,300,701      1,564,766       0.0%
*   AimCore Technology Co., Ltd.                          841,797        469,820       0.0%
    Alcor Micro Corp.                                     522,000        301,468       0.0%
    Allis Electric Co., Ltd.                            1,250,000        358,755       0.0%
    Alpha Networks, Inc.                                5,002,313      2,499,526       0.0%
    Altek Corp.                                         3,822,365      2,860,415       0.0%
    Ambassador Hotel (The)                              1,179,000        938,258       0.0%
    AMPOC Far-East Co., Ltd.                            1,557,000      1,219,151       0.0%
    AmTRAN Technology Co., Ltd.                        11,878,956      7,340,346       0.1%
    Apacer Technology, Inc.                               163,000        108,004       0.0%
    APCB, Inc.                                          2,362,000      1,232,548       0.0%
    Apex International Co., Ltd.                           92,000        101,683       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
    Apex Science & Engineering                             211,536 $    59,642       0.0%
    Arcadyan Technology Corp.                            1,561,675   2,038,723       0.0%
    Ardentec Corp.                                       5,057,155   3,145,502       0.0%
*   Arima Communications Corp.                              86,000      16,779       0.0%
    Asia Cement Corp.                                   25,282,589  22,493,443       0.2%
*   Asia Optical Co., Inc.                               4,253,290   3,154,703       0.0%
    Asia Plastic Recycling Holding, Ltd.                   584,731     340,556       0.0%
    Asia Polymer Corp.                                   4,964,301   2,746,582       0.0%
    Asia Vital Components Co., Ltd.                      3,534,984   2,772,639       0.0%
    Asustek Computer, Inc.                                 951,000   8,336,815       0.1%
    AU Optronics Corp.                                  54,920,812  15,715,711       0.1%
    AU Optronics Corp. Sponsored ADR                     9,323,617  26,106,128       0.2%
    Audix Corp.                                          1,453,332   1,507,164       0.0%
    Avermedia Technologies                               2,557,000     703,230       0.0%
*   Avision, Inc.                                        1,540,555     336,681       0.0%
    AVY Precision Technology, Inc.                         407,680     588,193       0.0%
    Bank of Kaohsiung Co., Ltd.                          6,104,230   1,630,200       0.0%
    BES Engineering Corp.                               24,236,443   4,514,744       0.0%
*   Biostar Microtech International Corp.                2,543,055     582,864       0.0%
    Bright Led Electronics Corp.                         1,832,000     461,683       0.0%
    C Sun Manufacturing, Ltd.                            2,566,837   1,123,164       0.0%
*   Cameo Communications, Inc.                           2,551,197     431,198       0.0%
    Capital Securities Corp.                            27,149,447   7,149,294       0.1%
    Career Technology MFG. Co., Ltd.                     2,208,000   1,254,009       0.0%
*   Carnival Industrial Corp.                            5,119,000     774,246       0.0%
    Cathay Chemical Works                                  959,000     462,314       0.0%
    Cathay Financial Holding Co., Ltd.                   4,121,000   4,614,647       0.0%
    Cathay Real Estate Development Co., Ltd.            14,388,421   6,368,786       0.1%
    Celxpert Energy Corp.                                  262,000     153,730       0.0%
    Central Reinsurance Co., Ltd.                        2,155,016     961,724       0.0%
    ChainQui Construction Development Co., Ltd.          1,286,173     942,302       0.0%
*   Champion Building Materials Co., Ltd.                6,205,828   1,331,882       0.0%
    Chang Hwa Commercial Bank, Ltd.                     84,634,847  44,121,907       0.3%
    Chang Wah Electromaterials, Inc.                        52,000     138,002       0.0%
    Channel Well Technology Co., Ltd.                    1,829,000   1,507,195       0.0%
    Charoen Pokphand Enterprise                          3,056,825   2,640,189       0.0%
    Chen Full International Co., Ltd.                      178,000     327,646       0.0%
    Cheng Loong Corp.                                   13,917,659   4,978,986       0.1%
    Cheng Uei Precision Industry Co., Ltd.               6,407,635   8,222,316       0.1%
    Chia Chang Co., Ltd.                                 1,615,000   1,161,294       0.0%
    Chia Hsin Cement Corp.                               6,930,191   1,968,053       0.0%
    Chien Kuo Construction Co., Ltd.                     4,860,247   1,350,413       0.0%
    Chilisin Electronics Corp.                             549,452     904,698       0.0%
    Chimei Materials Technology Corp.                      478,000     259,330       0.0%
    Chin-Poon Industrial Co., Ltd.                       4,645,815   9,388,931       0.1%
*   China Airlines, Ltd.                                45,389,353  14,815,517       0.1%
    China Bills Finance Corp.                              211,000      80,444       0.0%
    China Chemical & Pharmaceutical Co., Ltd.            4,172,264   2,414,760       0.0%
    China Development Financial Holding Corp.          160,885,734  40,925,913       0.3%
*   China Electric Manufacturing Corp.                   3,962,200     982,798       0.0%
    China General Plastics Corp.                         5,267,030   2,547,032       0.0%
    China Glaze Co., Ltd.                                2,221,363     721,294       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
TAIWAN -- (Continued)
    China Life Insurance Co., Ltd.                     21,254,153 $15,973,704       0.1%
*   China Man-Made Fiber Corp.                         12,409,813   2,991,302       0.0%
    China Metal Products                                4,081,969   4,819,535       0.1%
    China Motor Corp.                                   6,583,749   4,607,523       0.0%
*   China Petrochemical Development Corp.              28,336,397   7,148,819       0.1%
    China Steel Corp.                                  23,581,320  16,532,220       0.1%
    China Steel Structure Co., Ltd.                     1,435,219   1,013,790       0.0%
    China Synthetic Rubber Corp.                        8,631,794   6,354,319       0.1%
*   China United Trust & Investment Corp.                 493,999          --       0.0%
    China Wire & Cable Co., Ltd.                        2,308,000     892,849       0.0%
    Chinese Maritime Transport, Ltd.                    1,551,000   1,154,111       0.0%
    Chipbond Technology Corp.                           1,915,000   2,540,953       0.0%
    ChipMOS TECHNOLOGIES, Inc.                            354,229     342,247       0.0%
    Chong Hong Construction Co., Ltd.                      37,000      59,191       0.0%
    Chun YU Works & Co., Ltd.                           3,273,000   1,410,391       0.0%
    Chun Yuan Steel                                     6,454,287   2,159,410       0.0%
*   Chung Hung Steel Corp.                             11,811,046   2,192,936       0.0%
    Chung Hwa Pulp Corp.                                5,954,353   1,836,721       0.0%
*   Chung Shing Textile Co., Ltd.                             600          --       0.0%
    Chung-Hsin Electric & Machinery Manufacturing
      Corp.                                             5,843,250   3,348,201       0.0%
*   Chunghwa Picture Tubes, Ltd.                       55,324,412     904,625       0.0%
    Clevo Co.                                             461,000     403,032       0.0%
*   CMC Magnetics Corp.                                41,179,621   4,180,334       0.0%
*   CoAsia Microelectronics Corp.                         369,350     230,515       0.0%
    Coland Holdings, Ltd.                                  58,000      78,519       0.0%
    Collins Co., Ltd.                                   2,011,224     741,339       0.0%
    Compal Electronics, Inc.                           70,471,332  41,365,844       0.3%
    Compeq Manufacturing Co., Ltd.                     17,672,000   9,778,024       0.1%
*   Compex International Co., Ltd.                         46,400          --       0.0%
*   Concord Securities Co., Ltd.                        1,603,000     310,628       0.0%
*   Continental Holdings Corp.                          7,782,540   2,675,125       0.0%
    Coretronic Corp.                                    7,992,250   7,253,465       0.1%
    Coxon Precise Industrial Co., Ltd.                  2,049,000   2,870,081       0.0%
    Creative Sensor, Inc.                                 414,000     258,788       0.0%
    CSBC Corp. Taiwan                                   6,296,654   3,011,023       0.0%
    CTBC Financial Holding Co., Ltd.                   54,732,883  27,737,279       0.2%
    CyberTAN Technology, Inc.                             186,000      95,581       0.0%
*   D-Link Corp.                                       10,842,552   3,384,501       0.0%
    DA CIN Construction Co., Ltd.                       2,422,579   1,166,755       0.0%
    Da-Li Development Co., Ltd.                            31,000      20,962       0.0%
    Darfon Electronics Corp.                            5,455,950   3,320,402       0.0%
    Darwin Precisions Corp.                             6,176,635   2,311,748       0.0%
*   Delpha Construction Co., Ltd.                       1,946,016     997,082       0.0%
*   Der Pao Construction Co., Ltd.                      2,158,544          --       0.0%
    DFI, Inc.                                              89,280     167,030       0.0%
*   Dynamic Electronics Co., Ltd.                       4,463,324   1,162,595       0.0%
    Dynapack International Technology Corp.               110,000     164,988       0.0%
*   E Ink Holdings, Inc.                                6,610,000   3,061,778       0.0%
*   E-Ton Solar Tech Co., Ltd.                          3,473,443   1,075,722       0.0%
    E.Sun Financial Holding Co., Ltd.                  78,460,782  43,427,458       0.3%
    Edimax Technology Co., Ltd.                         3,295,902   1,018,658       0.0%
    Edison Opto Corp.                                   1,362,000     608,141       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
TAIWAN -- (Continued)
    Edom Technology Co., Ltd.                              344,588 $    173,670       0.0%
    Elite Material Co., Ltd.                               926,905    1,648,677       0.0%
    Elite Semiconductor Memory Technology, Inc.            286,000      231,994       0.0%
    Elitegroup Computer Systems Co., Ltd.                6,069,395    3,713,561       0.0%
*   Emerging Display Technologies Corp.                     45,000       17,122       0.0%
    ENG Electric Co., Ltd.                               1,256,100      663,603       0.0%
    EnTie Commercial Bank Co., Ltd.                      2,271,232      976,585       0.0%
*   Episil Holdings, Inc.                                1,934,500      706,043       0.0%
    Epistar Corp.                                       15,922,869   10,197,240       0.1%
    Eson Precision Ind. Co., Ltd.                           16,000       15,965       0.0%
    Eternal Materials Co., Ltd.                          1,592,900    1,591,513       0.0%
    Etron Technology, Inc.                                 643,000      242,972       0.0%
*   Eva Airways Corp.                                    6,216,999    3,077,303       0.0%
*   Ever Fortune Industrial Co., Ltd.                      409,000           --       0.0%
    Everest Textile Co., Ltd.                            3,398,002    1,616,902       0.0%
    Evergreen International Storage & Transport Corp.    9,473,000    3,826,073       0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                 25,003,607    9,204,430       0.1%
    Everlight Chemical Industrial Corp.                     99,000       61,658       0.0%
    Everlight Electronics Co., Ltd.                        557,000      778,790       0.0%
    Excelsior Medical Co., Ltd.                          1,486,726    2,277,454       0.0%
    Far Eastern Department Stores, Ltd.                  7,791,445    4,169,224       0.0%
    Far Eastern International Bank                      28,705,465    8,329,587       0.1%
    Far Eastern New Century Corp.                        6,042,528    4,512,459       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.          1,258,000      572,714       0.0%
    Farglory Land Development Co., Ltd.                  1,796,264    2,148,377       0.0%
    Federal Corp.                                        7,655,628    3,400,779       0.0%
    Feng Hsin Steel Co., Ltd.                              209,000      294,561       0.0%
    First Copper Technology Co., Ltd.                    3,186,750      698,049       0.0%
    First Financial Holding Co., Ltd.                  146,481,416   71,636,661       0.5%
    First Hotel                                          1,487,491      847,878       0.0%
    First Insurance Co, Ltd. (The)                       3,983,064    1,418,044       0.0%
    First Steamship Co., Ltd.                            5,502,173    1,453,015       0.0%
    Formosa Advanced Technologies Co., Ltd.              2,137,000    1,480,669       0.0%
    Formosa Oilseed Processing Co., Ltd.                   692,977      637,672       0.0%
    Formosa Taffeta Co., Ltd.                            9,775,511    8,943,086       0.1%
    Formosan Rubber Group, Inc.                          8,078,000    4,163,008       0.0%
    Formosan Union Chemical                              2,864,034    1,392,871       0.0%
    Fortune Electric Co., Ltd.                             409,000      192,345       0.0%
    Founding Construction & Development Co., Ltd.        3,365,922    1,813,871       0.0%
    Foxconn Technology Co., Ltd.                         4,562,359    9,385,390       0.1%
    Foxlink Image Technology Co., Ltd.                   1,582,000      756,078       0.0%
    Froch Enterprise Co., Ltd.                           2,401,734      758,477       0.0%
    FSP Technology, Inc.                                 2,036,292    1,514,920       0.0%
    Fubon Financial Holding Co., Ltd.                   88,406,471  107,088,420       0.7%
    Fulgent Sun International Holding Co., Ltd.             41,000       78,494       0.0%
    Fullerton Technology Co., Ltd.                       1,571,200    1,175,500       0.0%
    Fulltech Fiber Glass Corp.                           4,752,690    1,519,049       0.0%
    Fwusow Industry Co., Ltd.                            2,826,980    1,322,469       0.0%
    G Shank Enterprise Co., Ltd.                         2,168,902    1,513,337       0.0%
*   G Tech Optoelectronics Corp.                           309,000       89,226       0.0%
    Gallant Precision Machining Co., Ltd.                  658,000      287,377       0.0%
    Gemtek Technology Corp.                              5,960,962    3,066,014       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
TAIWAN -- (Continued)
*   Genesis Photonics, Inc.                             3,905,810 $   678,709       0.0%
*   Genius Electronic Optical Co., Ltd.                   843,000   1,175,448       0.0%
    Getac Technology Corp.                              6,946,065   4,681,202       0.0%
*   Giantplus Technology Co., Ltd.                      2,198,100   1,224,009       0.0%
    Giga Solution Tech Co., Ltd.                        1,093,000     641,245       0.0%
    Gigabyte Technology Co., Ltd.                       8,927,287   9,530,010       0.1%
*   Gigastorage Corp.                                   3,030,600   2,252,753       0.0%
*   Gintech Energy Corp.                                5,970,453   4,053,930       0.0%
*   Global Brands Manufacture, Ltd.                     4,944,951   1,117,724       0.0%
    Global Lighting Technologies, Inc.                    951,000   1,702,873       0.0%
    Global Mixed Mode Technology, Inc.                     34,000      70,207       0.0%
    Globalwafers Co., Ltd.                                240,752     551,392       0.0%
    Globe Union Industrial Corp.                        2,962,625   1,392,332       0.0%
    Gloria Material Technology Corp.                    6,299,150   3,438,717       0.0%
*   Gold Circuit Electronics, Ltd.                      8,254,965   2,064,417       0.0%
    Goldsun Building Materials Co., Ltd.               21,917,261   5,646,946       0.1%
    Good Will Instrument Co., Ltd.                        526,425     294,169       0.0%
    Grand Ocean Retail Group, Ltd.                         88,000      61,479       0.0%
    Grand Pacific Petrochemical                        16,069,000   8,331,999       0.1%
    Great China Metal Industry                            884,000     732,196       0.0%
    Great Wall Enterprise Co., Ltd.                     7,892,597   5,346,949       0.1%
    Greatek Electronics, Inc.                              73,000      83,005       0.0%
*   Green Energy Technology, Inc.                       3,125,880   1,745,741       0.0%
*   GTM Holdings Corp.                                  1,989,000     763,720       0.0%
    Hannstar Board Corp.                                5,193,635   1,490,110       0.0%
*   HannStar Display Corp.                             52,576,435   6,096,190       0.1%
*   HannsTouch Solution, Inc.                             829,481     180,808       0.0%
    Harvatek Corp.                                      2,915,553     883,293       0.0%
*   Helix Technology, Inc.                                 29,585          --       0.0%
    Hey Song Corp.                                      2,920,500   3,151,565       0.0%
    Hiroca Holdings, Ltd.                                  68,000     266,937       0.0%
    HiTi Digital, Inc.                                    127,000      54,749       0.0%
    Hitron Technology, Inc.                             2,651,885   1,475,254       0.0%
*   Ho Tung Chemical Corp.                             10,549,004   2,342,896       0.0%
    Hocheng Corp.                                       4,424,300   1,084,332       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.              118,124      28,393       0.0%
    Holy Stone Enterprise Co., Ltd.                     3,208,650   3,288,280       0.0%
    Hon Hai Precision Industry Co., Ltd.                4,497,400  10,713,091       0.1%
    Hong TAI Electric Industrial                        3,336,000     871,894       0.0%
    Horizon Securities Co., Ltd.                        5,996,000   1,049,648       0.0%
    Hsin Kuang Steel Co., Ltd.                          3,414,124   1,644,546       0.0%
    Hsing TA Cement Co.                                 1,864,782     577,802       0.0%
    HTC Corp.                                           5,409,000  13,748,526       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                      6,695,035   1,399,494       0.0%
    Hua Nan Financial Holdings Co., Ltd.               55,845,542  27,056,936       0.2%
    Huaku Development Co., Ltd.                           271,000     477,966       0.0%
*   Hualon Corp.                                          257,040          --       0.0%
    Huang Hsiang Construction Corp.                       129,000     114,373       0.0%
    Hung Ching Development & Construction Co., Ltd.     1,928,468   1,062,927       0.0%
    Hung Poo Real Estate Development Corp.              3,605,655   2,907,541       0.0%
    Hung Sheng Construction, Ltd.                       6,239,892   3,070,807       0.0%
    Huxen Corp.                                           418,281     590,621       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
*   Hwacom Systems, Inc.                                   333,000 $   103,081       0.0%
    I-Chiun Precision Industry Co., Ltd.                 2,984,000     812,130       0.0%
    Ichia Technologies, Inc.                             1,276,260     602,741       0.0%
    Ideal Bike Corp.                                        80,271      32,486       0.0%
    Infortrend Technology, Inc.                          1,042,000     515,804       0.0%
    Innolux Corp.                                      142,560,544  43,995,749       0.3%
*   Inotera Memories, Inc.                               8,785,000   7,950,996       0.1%
    Inpaq Technology Co., Ltd.                             315,000     201,754       0.0%
    Inventec Corp.                                      28,746,277  18,954,403       0.1%
    ITE Technology, Inc.                                 1,814,479   1,552,195       0.0%
    ITEQ Corp.                                             236,000     217,979       0.0%
    Jentech Precision Industrial Co., Ltd.                  42,000      54,004       0.0%
    Jess-Link Products Co., Ltd.                         1,183,000     977,533       0.0%
    Jih Sun Financial Holdings Co., Ltd.                 6,503,251   1,415,596       0.0%
    K Laser Technology, Inc.                             1,799,601     763,242       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                  1,687,078     595,409       0.0%
    Kaulin Manufacturing Co., Ltd.                       2,503,656   1,314,775       0.0%
    KEE TAI Properties Co., Ltd.                         1,609,000     759,555       0.0%
    Kenmec Mechanical Engineering Co., Ltd.              1,676,000     595,864       0.0%
    Kindom Construction Corp.                            4,679,000   2,315,798       0.0%
    King Yuan Electronics Co., Ltd.                     16,550,805  14,567,076       0.1%
    King's Town Bank Co., Ltd.                          11,363,012   7,905,527       0.1%
    King's Town Construction Co., Ltd.                     146,380      77,911       0.0%
*   Kinko Optical Co., Ltd.                              1,505,000     660,878       0.0%
*   Kinpo Electronics                                   18,779,375   6,326,346       0.1%
    Kinsus Interconnect Technology Corp.                   328,000     633,528       0.0%
    KS Terminals, Inc.                                     690,880     815,806       0.0%
*   Kung Sing Engineering Corp.                          3,301,000   1,165,730       0.0%
    Kuo Toong International Co., Ltd.                      101,962      81,977       0.0%
    Kuoyang Construction Co., Ltd.                       7,617,840   2,771,185       0.0%
    Kwong Fong Industries Corp.                          2,718,348   1,616,535       0.0%
    KYE Systems Corp.                                    4,361,909   1,216,550       0.0%
    L&K Engineering Co., Ltd.                            1,994,000   1,972,748       0.0%
    LAN FA Textile                                       3,173,713     904,989       0.0%
*   LCY Chemical Corp.                                     514,000     609,420       0.0%
    Leader Electronics, Inc.                             2,094,056     612,755       0.0%
    Lealea Enterprise Co., Ltd.                         12,111,941   3,431,825       0.0%
    Ledtech Electronics Corp.                              660,000     196,515       0.0%
    LEE CHI Enterprises Co., Ltd.                        3,367,900   1,152,049       0.0%
    Lelon Electronics Corp.                                308,620     327,096       0.0%
    Leofoo Development Co., Ltd.                         4,850,774   1,353,762       0.0%
*   LES Enphants Co., Ltd.                                 877,000     367,376       0.0%
    Lextar Electronics Corp.                             5,315,000   2,559,326       0.0%
*   Li Peng Enterprise Co., Ltd.                         9,008,381   2,198,505       0.0%
    Lien Hwa Industrial Corp.                            8,501,949   5,291,487       0.1%
    Lingsen Precision Industries, Ltd.                   6,733,480   1,749,214       0.0%
    Lite-On Semiconductor Corp.                          3,472,729   2,168,241       0.0%
    Lite-On Technology Corp.                            31,471,306  38,225,644       0.3%
    Long Chen Paper Co., Ltd.                            8,969,098   3,746,630       0.0%
    Longwell Co.                                         1,515,000   1,495,697       0.0%
    Lotes Co., Ltd.                                        625,000   1,645,843       0.0%
    Lucky Cement Corp.                                   3,294,000   1,035,137       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
*   Macronix International                              62,249,913 $ 6,923,187       0.1%
    Marketech International Corp.                        1,891,000   1,459,688       0.0%
    Masterlink Securities Corp.                         17,191,376   4,697,384       0.0%
    Mayer Steel Pipe Corp.                               2,324,456     889,108       0.0%
    Maywufa Co., Ltd.                                      252,070     108,810       0.0%
    Mega Financial Holding Co., Ltd.                   128,426,796  91,015,166       0.6%
*   Megamedia Corp.                                            782          --       0.0%
    Meiloon Industrial Co.                               1,319,084     549,011       0.0%
    Mercuries & Associates Holding, Ltd.                 1,702,937     985,306       0.0%
    Mercuries Life Insurance Co., Ltd.                   3,315,472   1,594,433       0.0%
    Micro-Star International Co., Ltd.                  10,118,985  16,105,517       0.1%
*   Microelectronics Technology, Inc.                      366,826     109,532       0.0%
    Mirle Automation Corp.                                 148,827     157,448       0.0%
    Mitac Holdings Corp.                                 8,333,725   5,916,653       0.1%
*   Mosel Vitelic, Inc.                                  2,860,506     260,681       0.0%
*   Motech Industries, Inc.                              2,652,792   2,495,579       0.0%
    MPI Corp.                                               91,000     196,428       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000     402,437       0.0%
    Nan Ya Printed Circuit Board Corp.                   3,175,000   2,980,793       0.0%
    Nantex Industry Co., Ltd.                            2,200,033   1,858,856       0.0%
    Neo Solar Power Corp.                                3,446,056   1,839,284       0.0%
    New Asia Construction & Development Corp.            1,810,304     354,849       0.0%
    New Era Electronics Co., Ltd.                          203,000     148,124       0.0%
*   Newmax Technology Co., Ltd.                            173,000      75,181       0.0%
    Nien Hsing Textile Co., Ltd.                         4,453,721   3,269,171       0.0%
    Nishoku Technology, Inc.                               268,000     407,979       0.0%
*   O-TA Precision Industry Co., Ltd.                       24,000      11,764       0.0%
*   Ocean Plastics Co., Ltd.                               161,000     129,032       0.0%
*   Optimax Technology Corp.                             1,085,597     166,098       0.0%
    OptoTech Corp.                                       9,126,000   3,079,657       0.0%
    Oriental Union Chemical Corp.                          181,000     115,805       0.0%
    Pacific Construction Co.                             2,487,452   1,047,515       0.0%
    Pan Jit International, Inc.                          5,940,837   3,083,866       0.0%
    Pan-International Industrial Corp.                   4,798,444   1,748,047       0.0%
    Paragon Technologies Co., Ltd.                       1,005,191     691,172       0.0%
    Pegatron Corp.                                      25,070,998  52,816,147       0.4%
    Phihong Technology Co., Ltd.                         3,412,320   1,085,704       0.0%
    Pixart Imaging, Inc.                                    48,000     104,078       0.0%
    Portwell, Inc.                                         869,000   1,269,951       0.0%
*   Potrans Electrical Corp.                             1,139,000          --       0.0%
    Pou Chen Corp.                                      23,827,550  29,953,201       0.2%
    Powertech Industrial Co., Ltd.                         162,000      63,269       0.0%
    Powertech Technology, Inc.                           8,763,000  17,685,506       0.1%
    President Securities Corp.                          12,658,992   4,775,396       0.1%
*   Prime Electronics & Satellitics, Inc.                  406,000     143,218       0.0%
    Prince Housing & Development Corp.                   4,741,018   1,732,755       0.0%
*   Prodisc Technology, Inc.                             6,185,157          --       0.0%
    Promise Technology, Inc.                               107,000      49,896       0.0%
    Qisda Corp.                                         27,432,171   8,682,328       0.1%
    Qualipoly Chemical Corp.                               146,756     153,247       0.0%
    Quanta Storage, Inc.                                 2,348,000   1,567,047       0.0%
*   Quintain Steel Co., Ltd.                             4,929,684   1,068,199       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
    Radiant Opto-Electronics Corp.                         757,000 $ 1,086,437       0.0%
    Radium Life Tech Co., Ltd.                           9,154,124   2,845,395       0.0%
    Ralec Electronic Corp.                                 547,087     832,875       0.0%
    Rechi Precision Co., Ltd.                               78,000      58,142       0.0%
    Rich Development Co., Ltd.                           6,916,054   1,938,190       0.0%
*   Ritek Corp.                                         35,685,622   3,113,352       0.0%
    Rotam Global Agrosciences, Ltd.                        195,693     227,050       0.0%
*   Sainfoin Technology Corp.                              835,498          --       0.0%
    Sampo Corp.                                          9,599,925   4,011,513       0.0%
*   San Far Property, Ltd.                                  71,000      32,429       0.0%
*   Sanyang Motor Co., Ltd.                              1,751,624   1,123,414       0.0%
    SDI Corp.                                              454,000     446,700       0.0%
    Sesoda Corp.                                         1,370,806   1,208,287       0.0%
    Shan-Loong Transportation Co., Ltd.                     66,000      50,408       0.0%
    Sheng Yu Steel Co., Ltd.                             1,935,000   1,175,582       0.0%
    ShenMao Technology, Inc.                             1,198,000     803,295       0.0%
    Shih Her Technologies, Inc.                            411,000     420,016       0.0%
    Shih Wei Navigation Co., Ltd.                        2,952,288   1,032,867       0.0%
    Shihlin Electric & Engineering Corp.                 4,487,000   5,508,941       0.1%
    Shin Kong Financial Holding Co., Ltd.              135,466,430  27,340,434       0.2%
    Shin Zu Shing Co., Ltd.                                384,000   1,092,846       0.0%
*   Shining Building Business Co., Ltd.                     86,900      31,069       0.0%
    Shinkong Insurance Co., Ltd.                         3,563,412   2,625,388       0.0%
    Shinkong Synthetic Fibers Corp.                     25,166,754   6,660,247       0.1%
*   Shuttle, Inc.                                        4,516,015   1,279,854       0.0%
    Sigurd Microelectronics Corp.                        6,537,047   4,787,070       0.1%
*   Silicon Integrated Systems Corp.                     5,454,165   1,137,650       0.0%
    Silitech Technology Corp.                              797,803     394,444       0.0%
    Sincere Navigation Corp.                             4,878,740   3,072,600       0.0%
    Sinher Technology, Inc.                                 16,000      21,464       0.0%
    Sino-American Silicon Products, Inc.                 7,384,000   7,837,519       0.1%
    Sinon Corp.                                          6,159,877   2,653,532       0.0%
    SinoPac Financial Holdings Co., Ltd.               133,748,810  39,519,893       0.3%
    Sirtec International Co., Ltd.                          55,000      66,162       0.0%
    Siward Crystal Technology Co., Ltd.                  2,376,875   1,394,328       0.0%
    Soft-World International Corp.                          39,000      71,073       0.0%
    Solar Applied Materials Technology Co.               2,077,000   1,085,699       0.0%
    Solartech Energy Corp.                               3,674,165   1,910,071       0.0%
*   Solytech Enterprise Corp.                            2,008,000     345,316       0.0%
    Southeast Cement Co., Ltd.                           3,264,700   1,578,315       0.0%
    Spirox Corp.                                           631,661     356,688       0.0%
    Stark Technology, Inc.                               1,892,200   1,540,276       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.      1,202,421     855,232       0.0%
    Sunplus Technology Co., Ltd.                         8,214,620   3,171,612       0.0%
    Sunrex Technology Corp.                              1,900,326     895,074       0.0%
    Sunspring Metal Corp.                                   98,000     122,941       0.0%
    Supreme Electronics Co., Ltd.                        4,186,260   1,891,631       0.0%
    Sweeten Construction Co., Ltd.                       1,335,143     667,867       0.0%
    Syncmold Enterprise Corp.                               68,000     111,205       0.0%
    Synnex Technology International Corp.                1,133,000   1,122,158       0.0%
    Sysage Technology Co., Ltd.                             96,950      81,578       0.0%
    Systex Corp.                                           762,801   1,280,372       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
    T-Mac Techvest PCB Co., Ltd.                         1,603,000 $   520,525       0.0%
    TA Chen Stainless Pipe                               8,749,730   4,280,393       0.0%
    Ta Chong Securities Co., Ltd.                          212,000      54,907       0.0%
*   Ta Ya Electric Wire & Cable                          6,888,329     951,178       0.0%
    TA-I Technology Co., Ltd.                            2,072,084   1,057,028       0.0%
    Tah Hsin Industrial Corp.                            1,477,900   1,082,519       0.0%
    TAI Roun Products Co., Ltd.                             63,000      20,502       0.0%
    Taichung Commercial Bank Co., Ltd.                  33,110,246   9,372,130       0.1%
    Taiflex Scientific Co., Ltd.                           198,000     213,800       0.0%
    Tainan Enterprises Co., Ltd.                         1,324,183   1,706,490       0.0%
    Tainan Spinning Co., Ltd.                           18,027,485   7,281,888       0.1%
    Taishin Financial Holding Co., Ltd.                130,875,491  49,373,001       0.3%
*   Taisun Enterprise Co., Ltd.                          1,776,410     665,274       0.0%
*   Taita Chemical Co., Ltd.                             2,217,864     523,157       0.0%
*   Taiwan Business Bank                                58,064,129  14,955,709       0.1%
    Taiwan Cement Corp.                                 45,982,440  46,773,192       0.3%
    Taiwan Chinsan Electronic Industrial Co., Ltd.          31,000      39,668       0.0%
    Taiwan Cogeneration Corp.                            2,803,333   2,101,361       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.     104,559,724  46,109,892       0.3%
    Taiwan Fertilizer Co., Ltd.                          3,928,000   5,331,431       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.             1,235,000     785,875       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                      756,000          --       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                 1,521,000   1,996,361       0.0%
*   Taiwan Glass Industry Corp.                          9,406,710   3,997,359       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                  245,932     387,326       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.       1,540,000     923,793       0.0%
*   Taiwan Kolin Co., Ltd.                               5,797,000          --       0.0%
    Taiwan Land Development Corp.                        9,637,258   3,204,289       0.0%
    Taiwan Line Tek Electronic                              76,640      41,276       0.0%
    Taiwan Mask Corp.                                    3,154,250     872,458       0.0%
    Taiwan Navigation Co., Ltd.                          1,428,000     590,193       0.0%
    Taiwan PCB Techvest Co., Ltd.                        3,699,946   3,573,926       0.0%
*   Taiwan Prosperity Chemical Corp.                       903,000     389,901       0.0%
*   Taiwan Pulp & Paper Corp.                            6,989,660   2,338,001       0.0%
    Taiwan Sakura Corp.                                  2,933,472   2,078,831       0.0%
    Taiwan Semiconductor Co., Ltd.                       1,906,000   2,288,850       0.0%
*   Taiwan Styrene Monomer                               4,517,647   2,262,021       0.0%
    Taiwan Surface Mounting Technology Corp.             2,943,991   2,444,461       0.0%
    Taiwan TEA Corp.                                     8,595,092   3,949,319       0.0%
    Taiwan Union Technology Corp.                        3,416,000   3,028,056       0.0%
    Taiyen Biotech Co., Ltd.                             2,275,217   1,921,876       0.0%
*   Tatung Co., Ltd.                                    30,222,342   4,713,013       0.1%
    Te Chang Construction Co., Ltd.                        107,300      77,439       0.0%
    Teco Electric and Machinery Co., Ltd.               29,820,725  23,511,369       0.2%
    Test Rite International Co., Ltd.                      673,266     407,613       0.0%
    Tex-Ray Industrial Co., Ltd.                           444,000     180,470       0.0%
    Thinking Electronic Industrial Co., Ltd.             1,027,000   1,536,235       0.0%
    Ton Yi Industrial Corp.                              2,456,600   1,177,512       0.0%
    Tong Hsing Electronic Industries, Ltd.                 124,000     355,045       0.0%
    Tong Yang Industry Co., Ltd.                         4,578,099   6,960,330       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                    3,555,447   2,651,737       0.0%
    Topco Scientific Co., Ltd.                             741,176   1,340,103       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE++   OF NET ASSETS**
                                                       ----------- ----------- ---------------
TAIWAN -- (Continued)
    Topoint Technology Co., Ltd.                         2,309,288 $ 1,540,296       0.0%
    TPK Holding Co., Ltd.                                2,445,000   5,110,566       0.1%
    Transasia Airways Corp.                                949,380     215,985       0.0%
    Tripod Technology Corp.                              2,085,000   3,812,811       0.0%
    Tsann Kuen Enterprise Co., Ltd.                         58,000      41,390       0.0%
    TSRC Corp.                                             232,000     203,826       0.0%
    Tung Ho Steel Enterprise Corp.                      12,857,274   8,240,239       0.1%
    Tung Ho Textile Co., Ltd.                            1,068,188     199,324       0.0%
    TURVO International Co., Ltd.                           25,000      61,681       0.0%
    TXC Corp.                                              418,000     531,056       0.0%
    TYC Brother Industrial Co., Ltd.                     2,371,723   1,858,677       0.0%
*   Tycoons Group Enterprise                             7,484,938     896,313       0.0%
    Tyntek Corp.                                         2,209,097     868,840       0.0%
    U-Ming Marine Transport Corp.                          445,000     359,194       0.0%
*   U-Tech Media Corp.                                     246,799      75,642       0.0%
    Unimicron Technology Corp.                          23,077,363  11,010,729       0.1%
    Union Bank Of Taiwan                                13,025,837   3,643,044       0.0%
    Unitech Computer Co., Ltd.                           1,656,739     856,758       0.0%
    Unitech Printed Circuit Board Corp.                  9,214,281   3,189,337       0.0%
    United Integrated Services Co., Ltd.                   780,000   1,097,035       0.0%
    United Microelectronics Corp.                      216,382,681  80,270,145       0.5%
    Unity Opto Technology Co., Ltd.                        182,000      81,723       0.0%
    Universal Cement Corp.                               5,877,974   3,759,518       0.0%
    Unizyx Holding Corp.                                 4,265,000   2,162,937       0.0%
    UPC Technology Corp.                                12,148,746   3,278,797       0.0%
    USI Corp.                                            7,217,691   2,855,538       0.0%
    Ve Wong Corp.                                        1,616,806   1,077,260       0.0%
    Viking Tech Corp.                                       86,000      68,532       0.0%
*   Wafer Works Corp.                                    5,644,092   1,695,046       0.0%
    Wah Hong Industrial Corp.                              395,516     225,594       0.0%
    Wah Lee Industrial Corp.                             2,011,000   2,725,877       0.0%
*   Walsin Lihwa Corp.                                  49,828,412  13,022,292       0.1%
    Walsin Technology Corp.                              7,840,289   6,420,428       0.1%
    Walton Advanced Engineering, Inc.                    5,147,853   1,321,732       0.0%
    Wan Hai Lines, Ltd.                                  5,296,000   2,906,479       0.0%
    Waterland Financial Holdings Co., Ltd.              32,034,946   7,914,033       0.1%
*   Wei Mon Industry Co., Ltd.                           3,885,691      81,321       0.0%
    Weikeng Industrial Co., Ltd.                         1,910,550   1,171,571       0.0%
    Well Shin Technology Co., Ltd.                         979,080   1,555,360       0.0%
*   Wha Yu Industrial Co., Ltd.                            302,000     142,194       0.0%
    Win Semiconductors Corp.                                97,923     183,879       0.0%
*   Winbond Electronics Corp.                           52,065,885  13,485,321       0.1%
    Winstek Semiconductor Co., Ltd.                         31,000      18,687       0.0%
    Wintek Corp.                                        20,783,484     221,090       0.0%
    Wisdom Marine Lines Co., Ltd.                        1,691,326   1,959,339       0.0%
    Wistron Corp.                                       39,753,494  23,468,101       0.2%
    WPG Holdings, Ltd.                                   1,959,092   2,090,385       0.0%
    WT Microelectronics Co., Ltd.                        6,095,954   7,331,301       0.1%
    WUS Printed Circuit Co., Ltd.                        4,707,928   3,755,146       0.0%
    Yageo Corp.                                          7,053,574  11,476,756       0.1%
*   Yang Ming Marine Transport Corp.                    19,441,676   5,127,887       0.1%
    YC Co., Ltd.                                         5,461,978   2,325,595       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                       ----------- -------------- ---------------
TAIWAN -- (Continued)
    YC INOX Co., Ltd.                                    4,489,667 $    3,363,405       0.0%
    Yea Shin International Development Co., Ltd.           286,830        131,045       0.0%
    YFY, Inc.                                           19,333,847      6,014,140       0.1%
    Yi Jinn Industrial Co., Ltd.                         2,872,936      1,051,321       0.0%
    Yieh Phui Enterprise Co., Ltd.                      17,825,384      4,517,014       0.0%
*   Young Fast Optoelectronics Co., Ltd.                 1,862,000        574,461       0.0%
    Young Optics, Inc.                                      98,000         92,790       0.0%
    Youngtek Electronics Corp.                             801,047      1,121,484       0.0%
    Yuanta Financial Holding Co., Ltd.                 143,038,918     47,078,635       0.3%
    Yulon Motor Co., Ltd.                               13,033,572     11,427,680       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.       230,687        513,770       0.0%
    Zenitron Corp.                                       3,159,000      1,789,378       0.0%
    Zhen Ding Technology Holding, Ltd.                     277,000        580,546       0.0%
    Zig Sheng Industrial Co., Ltd.                       6,797,352      1,799,499       0.0%
    ZongTai Real Estate Development Co., Ltd.              195,844         98,457       0.0%
                                                                   --------------      ----
TOTAL TAIWAN                                                        2,183,197,919      13.9%
                                                                   --------------      ----
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2)                              63,300         20,478       0.0%
    AAPICO Hitech PCL(B013L48)                             681,760        220,552       0.0%
*   AJ Plast PCL                                         1,764,000        348,457       0.0%
    Amata Corp. PCL                                      2,100,190        715,496       0.0%
    AP Thailand PCL                                     29,834,730      5,124,775       0.1%
    Asia Aviation PCL                                    1,913,300        317,697       0.0%
    Asia Plus Group Holdings PCL                         5,376,000        517,130       0.0%
    Bangchak Petroleum PCL (The)                         9,410,900      8,352,073       0.1%
    Bangkok Bank PCL                                     2,566,900     12,051,864       0.1%
    Bangkok Expressway & Metro PCL                      27,204,338      4,634,006       0.0%
    Bangkok Insurance PCL                                  212,828      2,163,010       0.0%
    Bangkok Land PCL                                   112,910,900      4,913,386       0.0%
    Banpu PCL                                           17,340,100      6,354,231       0.1%
    Cal-Comp Electronics Thailand PCL                   32,780,414      2,834,150       0.0%
    Charoen Pokphand Foods PCL                          39,695,800     27,047,239       0.2%
    Charoong Thai Wire & Cable PCL                       1,255,800        305,591       0.0%
    Delta Electronics Thailand PCL                          61,500        126,768       0.0%
    Eastern Water Resources Development and
      Management PCL                                     4,778,300      1,723,635       0.0%
*   Esso Thailand PCL                                   20,984,400      3,153,968       0.0%
*   G J Steel PCL                                       41,454,425        296,696       0.0%
*   G Steel PCL                                          1,616,440         15,734       0.0%
    GFPT PCL                                               930,500        338,315       0.0%
    Hana Microelectronics PCL                            4,989,500      4,749,524       0.0%
    ICC International PCL                                2,669,100      2,789,068       0.0%
    Indorama Ventures PCL                               13,700,100     11,178,152       0.1%
    IRPC PCL                                           125,897,100     18,381,770       0.1%
    Jasmine International PCL                            6,443,800        804,322       0.0%
    Kang Yong Electric PCL                                   8,200         73,009       0.0%
    Kasikornbank PCL                                       487,500      2,316,776       0.0%
    KGI Securities Thailand PCL                         16,683,500      1,537,958       0.0%
    Khon Kaen Sugar Industry PCL                         2,739,902        318,466       0.0%
    Kiatnakin Bank PCL                                   5,892,900      7,001,298       0.1%
    Krung Thai Bank PCL                                 68,291,500     34,214,178       0.2%
    Laguna Resorts & Hotels PCL                          1,022,500        720,112       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
THAILAND -- (Continued)
    Lanna Resources PCL                                    846,100 $    216,793       0.0%
    LH Financial Group PCL                               2,576,946      129,106       0.0%
    MBK PCL                                                 52,200       21,669       0.0%
    MCOT PCL                                               990,400      255,185       0.0%
    MK Real Estate Development PCL                       2,855,400      361,319       0.0%
    Nation Multimedia Group PCL                          2,644,800      107,518       0.0%
    Polyplex Thailand PCL                                2,853,000      592,163       0.0%
*   Precious Shipping PCL                               11,604,750    2,259,155       0.0%
    Property Perfect PCL                                35,877,300      893,594       0.0%
    PTT Exploration & Production PCL                    20,059,500   43,214,354       0.3%
    PTT Global Chemical PCL                             33,388,741   59,742,236       0.4%
    PTT PCL                                             21,629,500  188,244,145       1.2%
    Quality Houses PCL                                  14,630,397      929,845       0.0%
    Regional Container Lines PCL                         5,818,900    1,057,830       0.0%
    Rojana Industrial Park PCL                           1,765,473      272,933       0.0%
    Saha Pathana Inter-Holding PCL                       2,801,300    1,940,780       0.0%
    Saha Pathanapibul PCL                                1,594,833    2,008,951       0.0%
    Saha-Union PCL                                       2,840,400    2,988,397       0.0%
*   Sahaviriya Steel Industries PCL                     90,527,440      129,584       0.0%
    Sansiri PCL                                        117,100,966    5,162,768       0.1%
    SC Asset Corp PCL                                   35,838,853    3,098,578       0.0%
    Siam Future Development PCL                          6,609,046    1,125,789       0.0%
    Siamgas & Petrochemicals PCL                         7,047,500    2,441,304       0.0%
    Somboon Advance Technology PCL                       3,578,000    1,454,555       0.0%
    Sri Ayudhya Capital PCL                                 85,100       80,398       0.0%
    Sri Trang Agro-Industry PCL                          8,919,300    3,293,987       0.0%
    Srithai Superware PCL                               21,372,400    1,284,914       0.0%
*   Tata Steel Thailand PCL                             48,610,300    1,085,486       0.0%
*   Thai Airways International PCL                      17,820,211    7,397,454       0.1%
    Thai Carbon Black PCL                                  441,000      277,756       0.0%
    Thai Oil PCL                                         7,871,400   14,872,957       0.1%
    Thai Rayon PCL                                          58,700       65,540       0.0%
    Thai Stanley Electric PCL(B01GKK6)                     174,600      854,755       0.0%
    Thai Stanley Electric PCL(B01GKM8)                      43,100      210,996       0.0%
    Thai Wacoal PCL                                         85,000      124,105       0.0%
    Thanachart Capital PCL                              11,116,200   11,058,916       0.1%
    Thitikorn PCL                                          915,600      252,950       0.0%
    Thoresen Thai Agencies PCL                          12,749,278    3,376,204       0.0%
    Ticon Industrial Connection PCL                        653,000      265,462       0.0%
    Tisco Financial Group PCL                            2,207,800    2,749,479       0.0%
    TMB Bank PCL                                         7,794,200      508,754       0.0%
    Total Access Communication PCL                       2,453,480    2,370,597       0.0%
    TPI Polene PCL                                      96,108,940    6,878,682       0.1%
    Vanachai Group PCL                                   6,981,020    2,618,132       0.0%
    Vinythai PCL                                         6,688,917    2,029,846       0.0%
                                                                   ------------       ---
TOTAL THAILAND                                                      545,965,805       3.5%
                                                                   ------------       ---
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A                    1,015,412    2,778,350       0.0%
    Akbank TAS                                          14,680,721   45,108,394       0.3%
*   Akenerji Elektrik Uretim A.S.                        3,818,763    1,690,874       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                        987,172    3,437,905       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                PERCENTAGE
                                                         SHARES     VALUE++   OF NET ASSETS**
                                                       ---------- ----------- ---------------
TURKEY -- (Continued)
*   Aksigorta A.S.                                        327,414 $   233,973       0.0%
    Alarko Holding A.S.                                 1,215,219   1,754,592       0.0%
    Albaraka Turk Katilim Bankasi A.S.                  3,428,318   1,935,574       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                 4,290,553   2,698,362       0.0%
*   Anadolu Cam Sanayii A.S.                            3,907,141   2,916,212       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.           138,930   1,092,258       0.0%
    Aygaz A.S.                                            570,384   2,350,107       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.             470,159   1,172,302       0.0%
    Bolu Cimento Sanayii A.S.                             159,711     391,412       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.        914,482   2,281,872       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.           39,567   1,145,889       0.0%
*   Deva Holding A.S.                                     112,698     150,123       0.0%
*   Dogan Sirketler Grubu Holding A.S.                 16,723,595   3,406,443       0.0%
    Eczacibasi Yatirim Holding Ortakligi A.S.             203,289   1,002,300       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                     63,077     102,074       0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.                 1,437,315   1,822,361       0.0%
    Enka Insaat ve Sanayi A.S.                            597,667   1,037,520       0.0%
    Eregli Demir ve Celik Fabrikalari TAS              18,759,713  31,292,535       0.2%
*   Global Yatirim Holding A.S.                         2,618,801   1,637,560       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.                                                  5,000     153,611       0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.         58,943      55,156       0.0%
    GSD Holding A.S.                                    3,676,821   1,642,607       0.0%
*   Hurriyet Gazetecilik ve Matbaacilik A.S.               98,645      20,840       0.0%
*   Ihlas Holding A.S.                                 12,700,332     997,344       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S.                                              1,550,008     758,160       0.0%
    Is Finansal Kiralama A.S.                           3,152,879   1,070,877       0.0%
    Is Yatirim Menkul Degerler A.S. Class A               515,160     182,184       0.0%
*   Izmir Demir Celik Sanayi A.S.                         186,688     160,075       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                      1,610,373     966,166       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.               915,306     428,046       0.0%
    KOC Holding A.S.                                    2,270,791  11,864,745       0.1%
    Koza Altin Isletmeleri A.S.                           316,135   2,069,549       0.0%
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.      1,500,350     749,572       0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S.        4,305,646     983,185       0.0%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S.                                                702,352     712,197       0.0%
*   Pegasus Hava Tasimaciligi A.S.                        325,850   1,899,547       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                    284,449   1,247,635       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                       77,164     468,705       0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                  5,859          --       0.0%
*   Sabah Yayincilik                                       31,938          --       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                              1,681,250   2,145,029       0.0%
*   Sekerbank TAS                                       8,189,624   4,648,735       0.1%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.           2,795,594   2,725,661       0.0%
    Tekfen Holding A.S.                                 1,576,017   3,367,030       0.0%
    Trakya Cam Sanayii A.S.                             5,945,338   4,544,405       0.1%
*   Turk Hava Yollari AO                                8,451,011  20,827,314       0.2%
    Turkiye Garanti Bankasi A.S.                        6,221,543  19,151,246       0.1%
    Turkiye Halk Bankasi A.S.                           4,752,802  18,252,555       0.1%
    Turkiye Is Bankasi Class C                         22,909,239  40,167,764       0.3%
    Turkiye Sinai Kalkinma Bankasi A.S.                 8,545,444   5,344,152       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.               13,437,030  18,768,568       0.1%
    Turkiye Vakiflar Bankasi Tao Class D                8,491,714  14,987,195       0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                       ---------- --------------- ---------------
TURKEY -- (Continued)
*   Vestel Elektronik Sanayi ve Ticaret A.S.            1,496,410 $     3,869,564       0.1%
*   Yapi ve Kredi Bankasi A.S.                          8,878,932      13,575,291       0.1%
*   Zorlu Enerji Elektrik Uretim A.S.                   1,569,214         968,391       0.0%
                                                                  ---------------      ----
TOTAL TURKEY                                                          311,212,093       2.0%
                                                                  ---------------      ----
TOTAL COMMON STOCKS                                                15,091,808,970      95.8%
                                                                  ---------------      ----
PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco ABC Brasil SA                                 1,354,788       4,667,947       0.0%
    Banco Bradesco SA                                   2,955,461      22,256,724       0.1%
    Banco Daycoval SA                                     645,148       1,677,000       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B     1,502,168       3,716,929       0.0%
    Banco Pan SA                                        1,817,592         840,291       0.0%
    Banco Pine SA                                         436,030         443,732       0.0%
    Banco Sofisa SA                                       535,400         607,127       0.0%
    Cia Brasileira de Distribuicao                      1,316,420      19,371,670       0.1%
    Cia Ferro Ligas da Bahia - Ferbasa                  1,037,934       2,646,705       0.0%
    Eucatex SA Industria e Comercio                       353,288         265,024       0.0%
    Gerdau SA                                             140,500         319,054       0.0%
    Marcopolo SA                                        4,658,340       3,196,535       0.0%
*   Petroleo Brasileiro SA                             28,867,973      85,867,373       0.6%
*   Petroleo Brasileiro SA Sponsored ADR               22,867,709     134,919,483       0.9%
    Randon SA Implementos e Participacoes               2,784,800       2,307,678       0.0%
    Suzano Papel e Celulose SA Class A                  6,772,104      25,853,813       0.2%
    Unipar Carbocloro SA Class B                          925,874       1,714,855       0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A      5,152,591       3,745,432       0.0%
    Vale SA                                            23,147,649     105,937,049       0.7%
    Vale SA Sponsored ADR                              12,556,282      57,005,520       0.4%
                                                                  ---------------      ----
TOTAL BRAZIL                                                          477,359,941       3.0%
                                                                  ---------------      ----
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                           33,558          61,906       0.0%
                                                                  ---------------      ----
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                 1,013,047         743,243       0.0%
    Grupo Argos SA                                        155,151         953,120       0.0%
    Grupo de Inversiones Suramericana SA                  974,191      12,995,186       0.1%
                                                                  ---------------      ----
TOTAL COLOMBIA                                                         14,691,549       0.1%
                                                                  ---------------      ----
TOTAL PREFERRED STOCKS                                                492,113,396       3.1%
                                                                  ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Randon SA Implementos e Participacoes Rights
      5/12/16                                             407,141          48,536       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A
      Rights 5/23/16                                    1,149,686          26,743       0.0%
                                                                  ---------------      ----
TOTAL BRAZIL                                                               75,279       0.0%
                                                                  ---------------      ----
MALAYSIA -- (0.0%)
*   LBS Bina Group Bhd Warrants 10/04/20                  359,325          36,793       0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                       ----------- --------------- ---------------
MALAYSIA -- (Continued)
*     OSK Holdings Bhd Warrants 07/22/20                   511,155 $        39,254        0.0%
                                                                   ---------------      -----
TOTAL MALAYSIA                                                              76,047        0.0%
                                                                   ---------------      -----
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15                              952,876              --        0.0%
                                                                   ---------------      -----
SOUTH KOREA -- (0.0%)
*     GS Global Corp. Rights 06/02/16                      144,369          81,092        0.0%
*     Hanjin Kal Corp. Rights 06/19/16                      16,622          55,436        0.0%
*     Shinsung Solar Energy Co., Ltd. Rights 05/09/16      151,772          69,931        0.0%
                                                                   ---------------      -----
TOTAL SOUTH KOREA                                                          206,459        0.0%
                                                                   ---------------      -----
THAILAND -- (0.0%)
*     Banpu Public Co., Ltd. Rights 5/31/16              8,670,050       3,872,110        0.0%
*     PTL Finance Corp. Rights 05/27/16                    356,625           8,678        0.0%
                                                                   ---------------      -----
TOTAL THAILAND                                                           3,880,788        0.0%
                                                                   ---------------      -----
TOTAL RIGHTS/WARRANTS                                                    4,238,573        0.0%
                                                                   ---------------      -----
TOTAL INVESTMENT SECURITIES                                         15,588,160,939
                                                                   ---------------

                                                                       VALUE+
                                                                   ---------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund                   105,719,937   1,223,179,673        7.8%
                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,120,997,752)               $16,811,340,612      106.7%
                                                                   ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------

Common Stocks
   Belgium                                 -- $         8,689   --    $         8,689
   Brazil                      $  936,786,341              --   --        936,786,341
   Chile                           93,032,364     162,524,787   --        255,557,151
   China                          211,254,845   1,935,899,996   --      2,147,154,841
   Colombia                        33,237,484              --   --         33,237,484
   Czech Republic                          --      45,107,822   --         45,107,822
   Greece                                  --       8,432,456   --          8,432,456
   Hong Kong                               --         496,273   --            496,273
   Hungary                                 --     100,952,642   --        100,952,642
   India                          133,840,939   1,706,787,698   --      1,840,628,637
   Indonesia                        2,495,485     441,209,883   --        443,705,368
   Israel                                  --              --   --                 --
   Malaysia                                --     652,252,308   --        652,252,308
   Mexico                         951,424,728       2,516,675   --        953,941,403
   Philippines                             --     196,109,817   --        196,109,817
   Poland                                  --     288,392,081   --        288,392,081
   Russia                           2,222,581     412,654,460   --        414,877,041
   South Africa                   260,798,459   1,160,569,725   --      1,421,368,184
   South Korea                    271,026,352   2,041,398,263   --      2,312,424,615
   Taiwan                          26,106,128   2,157,091,791   --      2,183,197,919
   Thailand                       544,838,353       1,127,452   --        545,965,805
   Turkey                                  --     311,212,093   --        311,212,093
Preferred Stocks
   Brazil                         477,359,941              --   --        477,359,941
   Chile                                   --          61,906   --             61,906
   Colombia                        14,691,549              --   --         14,691,549
Rights/Warrants
   Brazil                                  --          75,279   --             75,279
   Malaysia                                --          76,047   --             76,047
   Poland                                  --              --   --                 --
   South Korea                             --         206,459   --            206,459
   Thailand                                --       3,880,788   --          3,880,788
Securities Lending Collateral              --   1,223,179,673   --      1,223,179,673
Futures Contracts**                 2,018,225              --   --          2,018,225
                               -------------- ---------------   --    ---------------
TOTAL                          $3,961,133,774 $12,852,225,063   --    $16,813,358,837
                               ============== ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
COMMON STOCKS -- (89.0%)

Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A                            4,043 $   31,738        0.0%
    A.H. Belo Corp. Class A                                    1,763      8,692        0.0%
    Aaron's, Inc.                                              7,257    190,206        0.0%
#   Abercrombie & Fitch Co. Class A                            5,896    157,600        0.0%
    Advance Auto Parts, Inc.                                   1,545    241,175        0.1%
*   Amazon.com, Inc.                                           3,900  2,572,401        0.4%
    AMC Entertainment Holdings, Inc. Class A                   2,449     69,013        0.0%
*   AMC Networks, Inc. Class A                                 1,195     77,950        0.0%
#*  America's Car-Mart, Inc.                                   1,100     29,227        0.0%
*   American Axle & Manufacturing Holdings, Inc.               7,509    116,465        0.0%
#   American Eagle Outfitters, Inc.                           22,493    321,875        0.1%
*   American Public Education, Inc.                            2,102     48,682        0.0%
*   Apollo Education Group, Inc.                               7,336     57,221        0.0%
    Aramark                                                   15,998    536,093        0.1%
#   Arctic Cat, Inc.                                           1,500     24,945        0.0%
    Ark Restaurants Corp.                                        120      2,432        0.0%
*   Asbury Automotive Group, Inc.                              3,749    227,264        0.0%
#*  Ascena Retail Group, Inc.                                 21,820    192,234        0.0%
*   Ascent Capital Group, Inc. Class A                           900     13,563        0.0%
#   Autoliv, Inc.                                              4,570    559,688        0.1%
#*  AutoNation, Inc.                                           8,474    429,208        0.1%
*   AutoZone, Inc.                                               400    306,092        0.1%
*   Ballantyne Strong, Inc.                                      900      4,068        0.0%
*   Barnes & Noble Education, Inc.                             4,249     39,771        0.0%
    Barnes & Noble, Inc.                                       7,754     91,110        0.0%
    Bassett Furniture Industries, Inc.                         1,200     35,412        0.0%
#*  Beazer Homes USA, Inc.                                     1,140      9,371        0.0%
#*  Bed Bath & Beyond, Inc.                                   13,917    657,161        0.1%
*   Belmond, Ltd. Class A                                     11,073    101,429        0.0%
#   Best Buy Co., Inc.                                        23,322    748,170        0.1%
    Big 5 Sporting Goods Corp.                                 2,401     29,028        0.0%
#   Big Lots, Inc.                                             8,089    370,962        0.1%
*   Biglari Holdings, Inc.                                        52     19,445        0.0%
    Bloomin' Brands, Inc.                                     19,191    358,872        0.1%
    Blue Nile, Inc.                                            1,050     27,069        0.0%
    Bob Evans Farms, Inc.                                      2,625    119,543        0.0%
    Bon-Ton Stores, Inc. (The)                                 1,300      3,029        0.0%
    BorgWarner, Inc.                                          14,632    525,581        0.1%
*   Bridgepoint Education, Inc.                                6,286     59,968        0.0%
*   Bright Horizons Family Solutions, Inc.                     4,941    324,228        0.1%
#   Brinker International, Inc.                                3,391    157,071        0.0%
    Brunswick Corp.                                            7,516    360,993        0.1%
#   Buckle, Inc. (The)                                         1,193     34,525        0.0%
*   Build-A-Bear Workshop, Inc.                                2,400     31,608        0.0%
*   Burlington Stores, Inc.                                    3,083    175,639        0.0%
#*  Cabela's, Inc.                                             7,890    411,464        0.1%
#   Cable One, Inc.                                              700    321,272        0.1%
    Cablevision Systems Corp. Class A                         10,800    360,612        0.1%
#   CalAtlantic Group, Inc.                                    9,981    323,085        0.1%
    Caleres, Inc.                                              4,171    105,151        0.0%
    Callaway Golf Co.                                          5,865     54,779        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc.                                2,515 $   11,443        0.0%
    Capella Education Co.                                       1,786     98,784        0.0%
*   Career Education Corp.                                      6,948     37,102        0.0%
#*  CarMax, Inc.                                               13,053    691,156        0.1%
*   Carmike Cinemas, Inc.                                       1,710     51,283        0.0%
    Carnival Corp.                                              9,448    463,424        0.1%
    Carriage Services, Inc.                                     1,852     45,244        0.0%
*   Carrols Restaurant Group, Inc.                              4,905     68,229        0.0%
    Carter's, Inc.                                              2,383    254,195        0.1%
    Cato Corp. (The) Class A                                    2,682     98,134        0.0%
*   Cavco Industries, Inc.                                        680     59,629        0.0%
#   CBS Corp. Class A                                             234     14,038        0.0%
    CBS Corp. Class B                                           9,928    555,074        0.1%
#*  Charter Communications, Inc. Class A                        1,093    231,978        0.1%
    Cheesecake Factory, Inc. (The)                              6,109    311,620        0.1%
*   Cherokee, Inc.                                                813     12,715        0.0%
#   Chico's FAS, Inc.                                          11,022    138,987        0.0%
#   Children's Place, Inc. (The)                                2,085    162,442        0.0%
#*  Chipotle Mexican Grill, Inc.                                  300    126,291        0.0%
    Choice Hotels International, Inc.                           2,560    129,690        0.0%
*   Christopher & Banks Corp.                                   3,927     10,210        0.0%
    Cinemark Holdings, Inc.                                    12,924    447,817        0.1%
    Citi Trends, Inc.                                           1,712     30,748        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                1,900      9,709        0.0%
    ClubCorp Holdings, Inc.                                     8,457    112,901        0.0%
#   Coach, Inc.                                                14,194    571,592        0.1%
    Collectors Universe, Inc.                                     700     12,173        0.0%
    Columbia Sportswear Co.                                     4,896    286,759        0.1%
    Comcast Corp. Class A                                     113,286  6,883,257        1.2%
#*  Conn's, Inc.                                                3,060     42,044        0.0%
    Cooper Tire & Rubber Co.                                    6,800    234,872        0.1%
*   Cooper-Standard Holding, Inc.                               1,791    138,104        0.0%
#   Cracker Barrel Old Country Store, Inc.                      2,323    340,110        0.1%
*   Crocs, Inc.                                                 6,759     56,438        0.0%
*   Crown Media Holdings, Inc. Class A                         16,972     86,048        0.0%
    CSS Industries, Inc.                                          770     21,529        0.0%
    CST Brands, Inc.                                            9,159    345,935        0.1%
    Culp, Inc.                                                  1,605     42,115        0.0%
*   Cumulus Media, Inc. Class A                                 6,797      2,526        0.0%
    Dana Holding Corp.                                         21,346    276,004        0.1%
#*  Deckers Outdoor Corp.                                       3,337    192,912        0.0%
    Delphi Automotive P.L.C.                                    3,700    272,431        0.1%
*   Delta Apparel, Inc.                                           600     12,150        0.0%
*   Denny's Corp.                                               5,832     57,678        0.0%
    Destination Maternity Corp.                                 1,363      9,500        0.0%
*   Destination XL Group, Inc.                                  6,598     35,431        0.0%
    DeVry Education Group, Inc.                                 5,721     99,259        0.0%
#*  Diamond Resorts International, Inc.                         7,373    156,381        0.0%
    Dick's Sporting Goods, Inc.                                 9,103    421,833        0.1%
#   Dillard's, Inc. Class A                                     4,423    311,600        0.1%
    DineEquity, Inc.                                            3,003    258,258        0.1%
#*  Discovery Communications, Inc. Class A                      5,400    147,474        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class C                      9,719 $  260,275        0.1%
*   DISH Network Corp. Class A                                  2,947    145,258        0.0%
*   Dixie Group, Inc. (The)                                     1,369      6,462        0.0%
    Dollar General Corp.                                        7,530    616,782        0.1%
#*  Dollar Tree, Inc.                                           4,785    381,412        0.1%
    Domino's Pizza, Inc.                                        1,200    145,056        0.0%
*   Dorman Products, Inc.                                       4,152    223,336        0.0%
    DR Horton, Inc.                                            13,343    401,091        0.1%
*   DreamWorks Animation SKG, Inc. Class A                      6,140    245,109        0.1%
    Drew Industries, Inc.                                       3,148    204,085        0.0%
    DSW, Inc. Class A                                           8,403    206,462        0.0%
    Dunkin' Brands Group, Inc.                                  3,852    179,118        0.0%
*   Emerson Radio Corp.                                         1,100        880        0.0%
*   Entercom Communications Corp. Class A                       2,874     32,591        0.0%
    Entravision Communications Corp. Class A                    7,957     63,258        0.0%
#   Escalade, Inc.                                              1,450     17,299        0.0%
#   Ethan Allen Interiors, Inc.                                 2,800     95,312        0.0%
*   EW Scripps Co. (The) Class A                                5,597     84,962        0.0%
#   Expedia, Inc.                                                 900    104,193        0.0%
*   Express, Inc.                                              11,471    208,543        0.0%
*   Famous Dave's of America, Inc.                                843      4,906        0.0%
#*  Federal-Mogul Holdings Corp.                                8,186     75,639        0.0%
*   Fiesta Restaurant Group, Inc.                               1,467     47,105        0.0%
    Finish Line, Inc. (The) Class A                             5,243    103,549        0.0%
#*  Five Below, Inc.                                            4,041    168,510        0.0%
    Flexsteel Industries, Inc.                                    648     26,497        0.0%
#   Foot Locker, Inc.                                           9,022    554,312        0.1%
    Ford Motor Co.                                            167,143  2,266,459        0.4%
#*  Fossil Group, Inc.                                          3,088    125,064        0.0%
*   Fox Factory Holding Corp.                                   5,023     86,948        0.0%
*   Francesca's Holdings Corp.                                  4,910     81,506        0.0%
#   Fred's, Inc. Class A                                        4,237     62,157        0.0%
*   FTD Cos., Inc.                                              3,111     86,517        0.0%
*   G-III Apparel Group, Ltd.                                   4,488    203,082        0.0%
*   Gaiam, Inc. Class A                                           597      3,958        0.0%
#   GameStop Corp. Class A                                     13,200    432,960        0.1%
*   Gaming Partners International Corp.                           400      3,620        0.0%
#   Gannett Co., Inc.                                          11,467    193,219        0.0%
#   Gap, Inc. (The)                                             9,308    215,759        0.0%
    Garmin, Ltd.                                                7,197    306,808        0.1%
    General Motors Co.                                         54,544  1,734,499        0.3%
#*  Genesco, Inc.                                               2,574    178,069        0.0%
#   Gentex Corp.                                               30,732    492,941        0.1%
*   Gentherm, Inc.                                              3,912    143,727        0.0%
    Genuine Parts Co.                                          10,986  1,054,326        0.2%
#*  Global Eagle Entertainment, Inc.                            3,800     30,438        0.0%
#   GNC Holdings, Inc. Class A                                 11,330    275,999        0.1%
    Goodyear Tire & Rubber Co. (The)                           17,751    514,246        0.1%
#*  GoPro, Inc. Class A                                         1,877     23,725        0.0%
#*  Gordmans Stores, Inc.                                       1,178      2,721        0.0%
    Graham Holdings Co. Class B                                   300    142,962        0.0%
*   Grand Canyon Education, Inc.                                6,402    279,959        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc.                                      7,293 $   93,715        0.0%
*   Green Brick Partners, Inc.                                 4,161     30,667        0.0%
    Group 1 Automotive, Inc.                                   2,694    177,373        0.0%
#*  Groupon, Inc.                                             12,334     44,649        0.0%
#   Guess?, Inc.                                               6,685    122,670        0.0%
    H&R Block, Inc.                                            6,388    129,293        0.0%
    Hanesbrands, Inc.                                          9,600    278,688        0.1%
#   Harley-Davidson, Inc.                                     14,227    680,477        0.1%
#   Harman International Industries, Inc.                      3,736    286,775        0.1%
    Harte-Hanks, Inc.                                          7,584     13,803        0.0%
    Hasbro, Inc.                                               2,562    216,848        0.0%
    Haverty Furniture Cos., Inc.                               2,057     38,404        0.0%
*   Helen of Troy, Ltd.                                        2,720    270,722        0.1%
#*  hhgregg, Inc.                                              2,852      5,561        0.0%
*   Hibbett Sports, Inc.                                       2,337     84,366        0.0%
    Hilton Worldwide Holdings, Inc.                           13,134    289,605        0.1%
    Home Depot, Inc. (The)                                    13,337  1,785,691        0.3%
    Hooker Furniture Corp.                                       554     13,739        0.0%
*   Horizon Global Corp.                                       1,406     17,252        0.0%
*   Houghton Mifflin Harcourt Co.                              9,870    202,434        0.0%
    HSN, Inc.                                                  3,549    188,203        0.0%
*   Hyatt Hotels Corp. Class A                                   906     43,379        0.0%
#*  Iconix Brand Group, Inc.                                   5,768     48,913        0.0%
*   Installed Building Products, Inc.                          2,534     67,354        0.0%
    International Speedway Corp. Class A                       2,660     89,083        0.0%
    Interpublic Group of Cos., Inc. (The)                      9,100    208,754        0.0%
#   Interval Leisure Group, Inc.                               5,640     79,637        0.0%
*   Intrawest Resorts Holdings, Inc.                           1,950     16,848        0.0%
#*  iRobot Corp.                                               1,239     46,314        0.0%
#*  ITT Educational Services, Inc.                               800      1,720        0.0%
    Jack in the Box, Inc.                                      2,415    163,133        0.0%
#*  JAKKS Pacific, Inc.                                          496      3,720        0.0%
#*  Jamba, Inc.                                                1,100     14,289        0.0%
#*  JC Penney Co., Inc.                                       21,941    203,612        0.0%
    John Wiley & Sons, Inc. Class A                            5,525    273,985        0.1%
    John Wiley & Sons, Inc. Class B                              312     15,466        0.0%
    Johnson Controls, Inc.                                    21,742    900,119        0.2%
    Johnson Outdoors, Inc. Class A                               766     18,484        0.0%
*   K12, Inc.                                                  4,300     52,847        0.0%
#*  Kate Spade & Co.                                           3,795     97,645        0.0%
#   KB Home                                                    6,016     81,637        0.0%
    Kirkland's, Inc.                                           2,193     36,009        0.0%
#   Kohl's Corp.                                              12,893    571,160        0.1%
*   Krispy Kreme Doughnuts, Inc.                               4,347     75,681        0.0%
#   L Brands, Inc.                                             2,900    227,041        0.0%
#*  La Quinta Holdings, Inc.                                  10,470    133,702        0.0%
    La-Z-Boy, Inc.                                             5,515    142,673        0.0%
*   Lakeland Industries, Inc.                                    300      2,607        0.0%
*   Lands' End, Inc.                                           1,188     28,904        0.0%
    Lear Corp.                                                 5,197    598,331        0.1%
#*  Lee Enterprises, Inc.                                      1,100      2,354        0.0%
    Leggett & Platt, Inc.                                      3,142    154,869        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
#   Lennar Corp. Class A                                       7,197 $  326,096        0.1%
    Lennar Corp. Class B                                         755     27,150        0.0%
    Libbey, Inc.                                               2,657     49,420        0.0%
#*  Liberty Braves Group Class A                                 363      5,677        0.0%
*   Liberty Braves Group Class C                                 833     12,428        0.0%
*   Liberty Broadband Corp. Class A                              782     44,824        0.0%
*   Liberty Broadband Corp. Class C                            2,418    138,431        0.0%
*   Liberty Interactive Corp., QVC Group Class A              21,490    563,038        0.1%
*   Liberty Media Group Class A                                  907     16,598        0.0%
*   Liberty Media Group Class C                                2,083     37,494        0.0%
*   Liberty SiriusXM Group Class A                             3,630    118,955        0.0%
*   Liberty SiriusXM Group Class C                             8,335    266,887        0.1%
    Liberty Tax, Inc.                                          1,200     14,340        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 6,812    150,273        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                     6        138        0.0%
*   Liberty Ventures Series A                                 11,259    450,360        0.1%
    Lifetime Brands, Inc.                                      1,597     27,580        0.0%
#   Lions Gate Entertainment Corp.                             4,004     88,889        0.0%
#   Lithia Motors, Inc. Class A                                2,690    223,324        0.0%
*   Live Nation Entertainment, Inc.                           12,530    269,144        0.1%
*   LKQ Corp.                                                 15,609    500,268        0.1%
*   Loral Space & Communications, Inc.                           771     28,280        0.0%
    Lowe's Cos., Inc.                                         13,724  1,043,298        0.2%
*   Luby's, Inc.                                               1,850      9,306        0.0%
*   Lululemon Athletica, Inc.                                  2,568    168,332        0.0%
#*  Lumber Liquidators Holdings, Inc.                          1,700     25,347        0.0%
*   M/I Homes, Inc.                                            2,700     54,270        0.0%
    Macy's, Inc.                                               8,856    350,609        0.1%
*   Madison Square Garden Co. (The) Class A                    1,519    238,453        0.1%
*   Malibu Boats, Inc. Class A                                   306      5,386        0.0%
    Marcus Corp. (The)                                         2,100     40,635        0.0%
    Marine Products Corp.                                        880      7,207        0.0%
*   MarineMax, Inc.                                            2,363     44,921        0.0%
#   Marriott International, Inc. Class A                       3,253    228,003        0.0%
    Marriott Vacations Worldwide Corp.                         2,857    178,962        0.0%
#   Mattel, Inc.                                              16,005    497,595        0.1%
#*  Mattress Firm Holding Corp.                                  851     33,206        0.0%
#*  McClatchy Co. (The) Class A                                6,574      7,297        0.0%
    McDonald's Corp.                                          10,952  1,385,319        0.2%
#   MDC Holdings, Inc.                                         5,029    123,764        0.0%
*   Media General, Inc.                                       13,638    236,347        0.1%
    Meredith Corp.                                             4,134    212,116        0.0%
*   Meritage Homes Corp.                                       4,326    147,214        0.0%
#*  Michael Kors Holdings, Ltd.                                5,446    281,340        0.1%
*   Michaels Cos., Inc. (The)                                  3,700    105,191        0.0%
*   Modine Manufacturing Co.                                   4,909     53,066        0.0%
*   Mohawk Industries, Inc.                                    2,925    563,443        0.1%
#   Monro Muffler Brake, Inc.                                  2,796    193,539        0.0%
*   Motorcar Parts of America, Inc.                            2,025     64,942        0.0%
    Movado Group, Inc.                                         1,800     50,778        0.0%
*   MSG Networks, Inc. Class A                                 4,558     77,896        0.0%
*   Murphy USA, Inc.                                           6,295    361,459        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Discretionary -- (Continued)
    NACCO Industries, Inc. Class A                               500 $ 29,760        0.0%
*   Nathan's Famous, Inc.                                        600   26,706        0.0%
    National CineMedia, Inc.                                   5,258   74,664        0.0%
*   Nautilus, Inc.                                             4,510   79,556        0.0%
#*  Netflix, Inc.                                              2,100  189,063        0.0%
    New Media Investment Group, Inc.                             900   14,445        0.0%
*   New York & Co., Inc.                                       5,501   20,464        0.0%
#   New York Times Co. (The) Class A                          11,858  152,020        0.0%
    Newell Brands, Inc.                                        5,302  241,453        0.1%
    News Corp. Class A                                        13,607  168,999        0.0%
    News Corp. Class B                                         5,475   70,956        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                   2,158  110,770        0.0%
    NIKE, Inc. Class B                                        11,440  674,274        0.1%
#*  Noodles & Co.                                                700    7,805        0.0%
#   Nordstrom, Inc.                                            5,569  284,743        0.1%
*   Norwegian Cruise Line Holdings, Ltd.                      11,991  586,240        0.1%
    Nutrisystem, Inc.                                          2,677   58,948        0.0%
*   NVR, Inc.                                                    100  166,129        0.0%
*   O'Reilly Automotive, Inc.                                  2,219  582,887        0.1%
*   Office Depot, Inc.                                        42,218  248,242        0.1%
#   Omnicom Group, Inc.                                        4,822  400,081        0.1%
#   Outerwall, Inc.                                            1,885   77,869        0.0%
*   Overstock.com, Inc.                                          945   13,788        0.0%
    Oxford Industries, Inc.                                    2,269  150,707        0.0%
#*  Panera Bread Co. Class A                                   1,780  381,792        0.1%
#   Papa John's International, Inc.                            2,782  157,433        0.0%
    Penske Automotive Group, Inc.                             10,075  394,235        0.1%
*   Perfumania Holdings, Inc.                                    260      728        0.0%
*   Perry Ellis International, Inc.                            1,810   34,481        0.0%
#   PetMed Express, Inc.                                       1,883   34,459        0.0%
#   Pier 1 Imports, Inc.                                       8,159   56,216        0.0%
#   Polaris Industries, Inc.                                   1,500  146,820        0.0%
    Pool Corp.                                                 2,790  243,874        0.1%
*   Popeyes Louisiana Kitchen, Inc.                            1,622   87,199        0.0%
*   Potbelly Corp.                                               222    3,164        0.0%
*   Priceline Group, Inc. (The)                                  661  888,159        0.2%
    PulteGroup, Inc.                                          19,812  364,343        0.1%
    PVH Corp.                                                  3,850  368,060        0.1%
    Ralph Lauren Corp.                                         2,995  279,164        0.1%
*   Reading International, Inc. Class A                        2,550   33,074        0.0%
*   Red Lion Hotels Corp.                                      1,300   10,270        0.0%
*   Red Robin Gourmet Burgers, Inc.                            1,336   86,653        0.0%
#   Regal Entertainment Group Class A                          5,943  123,912        0.0%
*   Regis Corp.                                                4,906   67,065        0.0%
    Rent-A-Center, Inc.                                        5,611   82,482        0.0%
#*  Restoration Hardware Holdings, Inc.                        3,400  147,118        0.0%
    Rocky Brands, Inc.                                           402    4,844        0.0%
    Ross Stores, Inc.                                          6,392  362,938        0.1%
#   Royal Caribbean Cruises, Ltd.                              7,893  610,918        0.1%
*   Ruby Tuesday, Inc.                                         6,655   29,282        0.0%
    Saga Communications, Inc. Class A                            347   14,591        0.0%
    Salem Media Group, Inc.                                    1,500   11,655        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Sally Beauty Holdings, Inc.                                6,985 $  219,329        0.0%
    Scholastic Corp.                                           3,036    110,450        0.0%
#   Scripps Networks Interactive, Inc. Class A                 2,293    142,969        0.0%
#   SeaWorld Entertainment, Inc.                              14,135    281,711        0.1%
*   Select Comfort Corp.                                       5,337    131,717        0.0%
*   Sequential Brands Group, Inc.                                217      1,204        0.0%
#   Service Corp. International                               24,389    650,455        0.1%
*   ServiceMaster Global Holdings, Inc.                       16,098    616,875        0.1%
*   Shiloh Industries, Inc.                                    1,671     10,778        0.0%
    Shoe Carnival, Inc.                                        2,230     57,155        0.0%
*   Shutterfly, Inc.                                           2,740    125,985        0.0%
#   Signet Jewelers, Ltd.                                      4,222    458,340        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     8,555    274,359        0.1%
#*  Sirius XM Holdings, Inc.                                  31,815    125,669        0.0%
#   Six Flags Entertainment Corp.                              5,326    319,826        0.1%
*   Sizmek, Inc.                                               2,881      7,635        0.0%
#*  Skechers U.S.A., Inc. Class A                              3,800    125,590        0.0%
*   Skullcandy, Inc.                                           1,600      5,456        0.0%
*   Skyline Corp.                                                400      3,620        0.0%
#*  Smith & Wesson Holding Corp.                               8,100    176,823        0.0%
#   Sonic Automotive, Inc. Class A                             4,084     76,616        0.0%
#   Sonic Corp.                                                4,075    140,058        0.0%
#   Sotheby's                                                  7,252    197,544        0.0%
    Spartan Motors, Inc.                                       3,249     15,790        0.0%
    Speedway Motorsports, Inc.                                 3,766     65,980        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       1,102     12,541        0.0%
#   Stage Stores, Inc.                                         3,367     24,781        0.0%
    Standard Motor Products, Inc.                              2,454     87,142        0.0%
*   Stanley Furniture Co., Inc.                                  661      1,692        0.0%
    Staples, Inc.                                             17,922    182,804        0.0%
    Starbucks Corp.                                           15,308    860,769        0.2%
    Starwood Hotels & Resorts Worldwide, Inc.                  3,575    292,721        0.1%
*   Starz Class A                                              5,158    140,349        0.0%
*   Starz Class B                                                 87      2,190        0.0%
    Stein Mart, Inc.                                           6,605     47,820        0.0%
*   Steven Madden, Ltd.                                        6,816    238,628        0.1%
*   Stoneridge, Inc.                                           2,545     36,292        0.0%
    Strattec Security Corp.                                      400     21,160        0.0%
#*  Strayer Education, Inc.                                    1,900     94,316        0.0%
    Sturm Ruger & Co., Inc.                                    1,639    104,945        0.0%
    Superior Industries International, Inc.                    2,981     77,864        0.0%
    Superior Uniform Group, Inc.                               1,686     32,068        0.0%
    Tailored Brands, Inc.                                      4,405     76,735        0.0%
    Target Corp.                                              15,137  1,203,392        0.2%
*   Taylor Morrison Home Corp. Class A                         2,658     38,275        0.0%
    TEGNA, Inc.                                               13,117    306,413        0.1%
*   Tempur Sealy International, Inc.                           4,072    247,048        0.1%
*   Tenneco, Inc.                                              4,872    259,678        0.1%
#*  Tesla Motors, Inc.                                           280     67,413        0.0%
#   Texas Roadhouse, Inc.                                      7,000    285,040        0.1%
    Thor Industries, Inc.                                      5,458    349,421        0.1%
#   Tiffany & Co.                                              9,147    652,638        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Tile Shop Holdings, Inc.                                     500 $    8,920        0.0%
*   Tilly's, Inc. Class A                                        732      4,604        0.0%
    Time Warner Cable, Inc.                                    9,373  1,988,107        0.3%
    Time Warner, Inc.                                         26,817  2,015,029        0.3%
    Time, Inc.                                                10,559    155,217        0.0%
    TJX Cos., Inc. (The)                                       7,317    554,775        0.1%
*   Toll Brothers, Inc.                                        5,074    138,520        0.0%
*   TopBuild Corp.                                             1,133     35,372        0.0%
    Tower International, Inc.                                  2,423     55,608        0.0%
#   Tractor Supply Co.                                         3,232    305,941        0.1%
*   Trans World Entertainment Corp.                              200        776        0.0%
*   TRI Pointe Group, Inc.                                    17,077    198,093        0.0%
#*  TripAdvisor, Inc.                                          2,369    153,014        0.0%
*   Tuesday Morning Corp.                                      1,786     15,502        0.0%
*   Tumi Holdings, Inc.                                        6,959    185,666        0.0%
#   Tupperware Brands Corp.                                    3,167    183,908        0.0%
    Twenty-First Century Fox, Inc. Class A                    22,440    679,034        0.1%
    Twenty-First Century Fox, Inc. Class B                     8,900    268,068        0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     3,400    708,152        0.1%
#*  Under Armour, Inc. Class A                                 2,300    101,062        0.0%
#*  Under Armour, Inc. Class C                                 2,300     93,840        0.0%
*   Unifi, Inc.                                                1,402     36,116        0.0%
*   Universal Electronics, Inc.                                1,382     91,779        0.0%
    Universal Technical Institute, Inc.                        1,356      5,356        0.0%
*   Urban Outfitters, Inc.                                    14,395    436,456        0.1%
*   US Auto Parts Network, Inc.                                1,256      4,069        0.0%
    Vail Resorts, Inc.                                         3,904    506,115        0.1%
*   Vera Bradley, Inc.                                         3,500     61,390        0.0%
    VF Corp.                                                   3,356    211,596        0.0%
    Viacom, Inc. Class A                                         100      4,393        0.0%
    Viacom, Inc. Class B                                       3,419    139,837        0.0%
#*  Vince Holding Corp.                                        4,277     26,432        0.0%
*   Vista Outdoor, Inc.                                        5,324    255,446        0.1%
#   Visteon Corp.                                              4,005    319,078        0.1%
#*  Vitamin Shoppe, Inc.                                       2,704     74,008        0.0%
*   VOXX International Corp.                                   2,097      9,416        0.0%
    Walt Disney Co. (The)                                     29,465  3,042,556        0.5%
*   WCI Communities, Inc.                                      2,373     37,921        0.0%
    Wendy's Co. (The)                                         34,658    376,386        0.1%
*   West Marine, Inc.                                          2,272     22,765        0.0%
    Weyco Group, Inc.                                          1,047     29,358        0.0%
#   Whirlpool Corp.                                            4,420    769,699        0.1%
#*  William Lyon Homes Class A                                 2,672     37,675        0.0%
#   Williams-Sonoma, Inc.                                      2,819    165,701        0.0%
    Winmark Corp.                                                400     38,080        0.0%
#   Winnebago Industries, Inc.                                 3,180     68,815        0.0%
    Wolverine World Wide, Inc.                                10,824    205,115        0.0%
#   Wyndham Worldwide Corp.                                    8,232    584,060        0.1%
    Yum! Brands, Inc.                                          4,438    353,087        0.1%
*   Zagg, Inc.                                                 3,143     25,175        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Consumer Discretionary -- (Continued)
*   Zumiez, Inc.                                               3,207 $    53,813        0.0%
                                                                     -----------       ----
Total Consumer Discretionary                                          96,007,615       16.0%
                                                                     -----------       ----
Consumer Staples -- (6.2%)
#   Alico, Inc.                                                  722      20,873        0.0%
    Andersons, Inc. (The)                                      2,971      99,558        0.0%
    Avon Products, Inc.                                       15,323      72,171        0.0%
#   B&G Foods, Inc.                                            7,413     305,490        0.1%
    Bunge, Ltd.                                                7,166     447,875        0.1%
#   Cal-Maine Foods, Inc.                                      4,830     245,171        0.1%
#   Calavo Growers, Inc.                                       1,714      97,989        0.0%
#   Campbell Soup Co.                                          7,570     467,145        0.1%
    Casey's General Stores, Inc.                               5,256     588,672        0.1%
*   Central Garden & Pet Co.                                     800      13,016        0.0%
*   Central Garden & Pet Co. Class A                           4,600      74,934        0.0%
#*  Chefs' Warehouse, Inc. (The)                               2,008      38,694        0.0%
#   Clorox Co. (The)                                           3,119     390,592        0.1%
#   Coca-Cola Bottling Co. Consolidated                          835     133,074        0.0%
    Coca-Cola Co. (The)                                       51,918   2,325,926        0.4%
    Coca-Cola Enterprises, Inc.                                6,485     340,333        0.1%
    Colgate-Palmolive Co.                                      9,625     682,605        0.1%
    ConAgra Foods, Inc.                                        3,408     151,860        0.0%
    Costco Wholesale Corp.                                     5,196     769,684        0.1%
#   Coty, Inc. Class A                                         2,200      66,880        0.0%
    CVS Health Corp.                                          39,980   4,017,990        0.7%
*   Darling Ingredients, Inc.                                 15,246     220,915        0.0%
#   Dean Foods Co.                                             8,992     154,932        0.0%
    Dr Pepper Snapple Group, Inc.                              4,291     390,095        0.1%
    Edgewell Personal Care Co.                                 3,805     312,276        0.1%
    Energizer Holdings, Inc.                                   2,567     111,639        0.0%
#   Estee Lauder Cos., Inc. (The) Class A                      2,392     229,321        0.0%
*   Farmer Brothers Co.                                        2,029      61,296        0.0%
    Flowers Foods, Inc.                                       18,695     358,196        0.1%
    Fresh Del Monte Produce, Inc.                              5,871     253,979        0.1%
    General Mills, Inc.                                        7,633     468,208        0.1%
*   Hain Celestial Group, Inc. (The)                           5,300     221,858        0.0%
#*  Herbalife, Ltd.                                            3,400     197,030        0.0%
#   Hormel Foods Corp.                                        11,214     432,300        0.1%
*   HRG Group, Inc.                                           16,799     241,906        0.0%
#   Ingles Markets, Inc. Class A                               1,571      56,666        0.0%
    Ingredion, Inc.                                            7,690     885,042        0.2%
    Inter Parfums, Inc.                                        2,557      78,295        0.0%
#*  Inventure Foods, Inc.                                      2,048      14,664        0.0%
    J&J Snack Foods Corp.                                      1,979     200,136        0.0%
    JM Smucker Co. (The)                                       6,532     829,433        0.1%
    John B. Sanfilippo & Son, Inc.                             1,000      55,330        0.0%
    Kellogg Co.                                                2,818     216,451        0.0%
    Kimberly-Clark Corp.                                       4,048     506,769        0.1%
    Kraft Heinz Co. (The)                                      3,560     277,929        0.1%
    Kroger Co. (The)                                          12,880     455,823        0.1%
    Lancaster Colony Corp.                                     2,193     255,485        0.1%
*   Landec Corp.                                               2,933      32,996        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Consumer Staples -- (Continued)
#*  Lifevantage Corp.                                          1,400 $    12,642        0.0%
*   Lifeway Foods, Inc.                                          300       2,910        0.0%
#   Limoneira Co.                                              1,022      18,284        0.0%
*   Mannatech, Inc.                                               40         834        0.0%
#   McCormick & Co., Inc. Non-voting                           2,270     212,881        0.0%
#   McCormick & Co., Inc. Voting                                  90       8,437        0.0%
    Mead Johnson Nutrition Co.                                 4,800     418,320        0.1%
    Medifast, Inc.                                             1,758      55,430        0.0%
    Mondelez International, Inc. Class A                      48,497   2,083,431        0.4%
*   Monster Beverage Corp.                                       800     115,376        0.0%
*   National Beverage Corp.                                    2,957     138,210        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   2,621      35,017        0.0%
    Nature's Sunshine Products, Inc.                           1,300      12,454        0.0%
#   Nu Skin Enterprises, Inc. Class A                          4,768     194,391        0.0%
*   Nutraceutical International Corp.                            930      21,939        0.0%
    Oil-Dri Corp. of America                                     300      10,008        0.0%
*   Omega Protein Corp.                                        2,490      46,289        0.0%
#   Orchids Paper Products Co.                                   952      29,198        0.0%
    PepsiCo, Inc.                                             20,764   2,137,861        0.4%
#*  Pilgrim's Pride Corp.                                      5,562     149,673        0.0%
    Pinnacle Foods, Inc.                                       9,820     418,234        0.1%
#*  Post Holdings, Inc.                                        7,896     567,249        0.1%
#   PriceSmart, Inc.                                           2,141     185,282        0.0%
*   Primo Water Corp.                                          1,203      13,233        0.0%
    Procter & Gamble Co. (The)                                61,871   4,957,105        0.8%
*   Revlon, Inc. Class A                                       2,672      97,341        0.0%
*   Rite Aid Corp.                                            23,781     191,437        0.0%
    Rocky Mountain Chocolate Factory, Inc.                       400       4,036        0.0%
    Sanderson Farms, Inc.                                      3,290     301,825        0.1%
*   Seneca Foods Corp. Class A                                 1,000      32,590        0.0%
    Snyder's-Lance, Inc.                                       9,186     293,676        0.1%
    SpartanNash Co.                                            4,100     113,570        0.0%
#   Spectrum Brands Holdings, Inc.                             2,587     293,883        0.1%
#*  Sprouts Farmers Market, Inc.                               5,288     148,434        0.0%
*   SUPERVALU, Inc.                                           18,800      94,564        0.0%
    Sysco Corp.                                                9,090     418,776        0.1%
#   Tootsie Roll Industries, Inc.                              1,705      60,766        0.0%
#*  TreeHouse Foods, Inc.                                      5,472     483,725        0.1%
    Tyson Foods, Inc. Class A                                 19,018   1,251,765        0.2%
*   United Natural Foods, Inc.                                 4,374     156,021        0.0%
*   USANA Health Sciences, Inc.                                1,200     142,128        0.0%
    Village Super Market, Inc. Class A                         1,203      29,353        0.0%
    Wal-Mart Stores, Inc.                                     46,300   3,096,081        0.5%
    Walgreens Boots Alliance, Inc.                            21,457   1,701,111        0.3%
    WD-40 Co.                                                  1,300     132,990        0.0%
    Weis Markets, Inc.                                         2,323     105,743        0.0%
#*  WhiteWave Foods Co. (The)                                  4,710     189,389        0.0%
#   Whole Foods Market, Inc.                                  17,296     502,968        0.1%
                                                                     -----------        ---
Total Consumer Staples                                                40,556,362        6.8%
                                                                     -----------        ---
Energy -- (7.3%)
    Adams Resources & Energy, Inc.                               617      24,834        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
#   Alon USA Energy, Inc.                                       7,498 $    78,729        0.0%
    Anadarko Petroleum Corp.                                    7,026     370,692        0.1%
*   Antero Resources Corp.                                      1,400      39,620        0.0%
#   Apache Corp.                                                7,819     425,354        0.1%
    Archrock, Inc.                                              7,171      70,634        0.0%
#   Atwood Oceanics, Inc.                                       5,597      54,067        0.0%
    Baker Hughes, Inc.                                         11,739     567,698        0.1%
#*  Basic Energy Services, Inc.                                 3,410      10,912        0.0%
#   Bristow Group, Inc.                                         3,443      78,914        0.0%
#*  C&J Energy Services, Ltd.                                   4,789       6,944        0.0%
    Cabot Oil & Gas Corp.                                      10,639     248,953        0.1%
    California Resources Corp.                                 32,764      72,081        0.0%
*   Callon Petroleum Co.                                        6,901      72,529        0.0%
#   CARBO Ceramics, Inc.                                        2,000      29,700        0.0%
#*  Carrizo Oil & Gas, Inc.                                     3,439     121,637        0.0%
#*  Cheniere Energy, Inc.                                       4,300     167,184        0.0%
    Chesapeake Energy Corp.                                    15,435     106,038        0.0%
    Chevron Corp.                                              28,205   2,881,987        0.5%
    Cimarex Energy Co.                                          3,136     341,448        0.1%
#*  Clayton Williams Energy, Inc.                               1,048      19,000        0.0%
#*  Clean Energy Fuels Corp.                                    6,207      17,752        0.0%
#*  Cloud Peak Energy, Inc.                                     1,263       2,791        0.0%
#*  Cobalt International Energy, Inc.                          33,373     107,795        0.0%
    Columbia Pipeline Group, Inc.                               4,677     119,825        0.0%
*   Concho Resources, Inc.                                      3,761     436,915        0.1%
    ConocoPhillips                                             32,769   1,566,030        0.3%
#   CONSOL Energy, Inc.                                         7,580     114,079        0.0%
*   Contango Oil & Gas Co.                                        915      11,511        0.0%
#*  Continental Resources, Inc.                                 1,400      52,164        0.0%
#   Core Laboratories NV                                        1,500     200,490        0.0%
    CVR Energy, Inc.                                            4,948     120,137        0.0%
*   Dawson Geophysical Co.                                      1,562       8,029        0.0%
    Delek US Holdings, Inc.                                     6,686     106,240        0.0%
    Denbury Resources, Inc.                                     5,869      22,654        0.0%
    Devon Energy Corp.                                          6,441     223,374        0.0%
    DHT Holdings, Inc.                                          9,539      54,754        0.0%
#   Diamond Offshore Drilling, Inc.                            11,460     278,020        0.1%
*   Diamondback Energy, Inc.                                    3,763     325,800        0.1%
#*  Dorian LPG, Ltd.                                            6,121      62,189        0.0%
*   Dril-Quip, Inc.                                             3,592     232,833        0.0%
    Energen Corp.                                               2,596     110,304        0.0%
*   ENGlobal Corp.                                              1,300       1,807        0.0%
#   EnLink Midstream LLC                                        9,217     132,080        0.0%
    EOG Resources, Inc.                                        16,592   1,370,831        0.2%
*   EP Energy Corp. Class A                                     7,018      34,458        0.0%
    EQT Corp.                                                   2,323     162,842        0.0%
*   Era Group, Inc.                                             1,769      16,859        0.0%
    Evolution Petroleum Corp.                                   2,487      13,778        0.0%
*   Exterran Corp.                                              3,585      54,850        0.0%
    Exxon Mobil Corp.                                         127,953  11,311,045        1.9%
*   FMC Technologies, Inc.                                     14,864     453,203        0.1%
#*  Forum Energy Technologies, Inc.                             9,573     160,252        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Energy -- (Continued)
#   Frank's International NV                                   8,700 $  144,855        0.0%
    GasLog, Ltd.                                               5,790     74,170        0.0%
#*  Gastar Exploration, Inc.                                   4,420      8,796        0.0%
#*  Geospace Technologies Corp.                                  961     15,722        0.0%
    Green Plains, Inc.                                         4,088     73,993        0.0%
    Gulf Island Fabrication, Inc.                              1,358     10,199        0.0%
*   Gulfport Energy Corp.                                      7,629    238,788        0.0%
    Halliburton Co.                                           18,727    773,612        0.1%
*   Helix Energy Solutions Group, Inc.                         8,387     72,380        0.0%
#   Helmerich & Payne, Inc.                                    8,261    546,217        0.1%
    Hess Corp.                                                 6,682    398,381        0.1%
    HollyFrontier Corp.                                       10,832    385,619        0.1%
#*  Hornbeck Offshore Services, Inc.                           2,781     32,649        0.0%
#*  ION Geophysical Corp.                                      1,070      9,801        0.0%
#*  Jones Energy, Inc. Class A                                 1,492      7,162        0.0%
    Kinder Morgan, Inc.                                       43,985    781,174        0.1%
#*  Kosmos Energy, Ltd.                                       22,995    149,008        0.0%
*   Laredo Petroleum, Inc.                                     8,953    109,047        0.0%
    Marathon Oil Corp.                                        18,397    259,214        0.1%
    Marathon Petroleum Corp.                                  28,887  1,128,904        0.2%
#*  Matador Resources Co.                                      7,692    165,763        0.0%
*   Matrix Service Co.                                         2,700     50,868        0.0%
*   McDermott International, Inc.                             15,569     70,683        0.0%
*   Memorial Resource Development Corp.                       16,342    213,753        0.0%
*   Mitcham Industries, Inc.                                     900      3,348        0.0%
#   Murphy Oil Corp.                                          10,984    392,568        0.1%
    Nabors Industries, Ltd.                                   22,327    218,805        0.0%
#   National Oilwell Varco, Inc.                              13,418    483,585        0.1%
*   Natural Gas Services Group, Inc.                           1,108     25,473        0.0%
*   Newfield Exploration Co.                                   8,339    302,289        0.1%
*   Newpark Resources, Inc.                                    8,826     41,217        0.0%
#   Noble Corp. P.L.C.                                        20,080    225,498        0.0%
    Noble Energy, Inc.                                        13,302    480,335        0.1%
#   Nordic American Tankers, Ltd.                                168      2,589        0.0%
#*  Northern Oil and Gas, Inc.                                 3,834     20,934        0.0%
*   Oasis Petroleum, Inc.                                      4,556     44,148        0.0%
    Occidental Petroleum Corp.                                 9,956    763,127        0.1%
#   Oceaneering International, Inc.                           11,872    435,109        0.1%
*   Oil States International, Inc.                             4,599    159,309        0.0%
#   ONEOK, Inc.                                               14,451    522,404        0.1%
#   Overseas Shipholding Group, Inc. Class A                     166        337        0.0%
    Overseas Shipholding Group, Inc. Class B                   1,675      3,718        0.0%
*   Pacific Drilling SA                                        4,590      3,076        0.0%
#   Panhandle Oil and Gas, Inc. Class A                        1,762     33,284        0.0%
#*  Par Pacific Holdings, Inc.                                 2,760     52,744        0.0%
*   Parker Drilling Co.                                       12,579     38,492        0.0%
*   Parsley Energy, Inc. Class A                               6,597    154,502        0.0%
#   Patterson-UTI Energy, Inc.                                15,658    309,245        0.1%
    PBF Energy, Inc. Class A                                   9,605    309,089        0.1%
#*  PDC Energy, Inc.                                           4,437    278,599        0.1%
*   PHI, Inc. Non-voting                                       1,125     25,222        0.0%
    Phillips 66                                               17,951  1,473,957        0.3%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Energy -- (Continued)
*   Pioneer Energy Services Corp.                              5,857 $    18,215        0.0%
    Pioneer Natural Resources Co.                              3,731     619,719        0.1%
    QEP Resources, Inc.                                       14,111     253,010        0.1%
#   Range Resources Corp.                                      6,260     276,129        0.1%
*   Renewable Energy Group, Inc.                               4,824      46,889        0.0%
#*  REX American Resources Corp.                                 885      48,117        0.0%
*   Rice Energy, Inc.                                         13,957     241,596        0.1%
*   RigNet, Inc.                                               1,558      26,642        0.0%
*   Ring Energy, Inc.                                          1,675      12,060        0.0%
#   Rowan Cos. P.L.C. Class A                                 10,676     200,816        0.0%
#   RPC, Inc.                                                 16,406     248,059        0.1%
#*  RSP Permian, Inc.                                          8,247     252,441        0.1%
    Schlumberger, Ltd.                                        43,147   3,466,430        0.6%
    Scorpio Tankers, Inc.                                     19,052     119,265        0.0%
#*  SEACOR Holdings, Inc.                                      1,988     116,835        0.0%
    SemGroup Corp. Class A                                     3,500     107,310        0.0%
#   Ship Finance International, Ltd.                           7,432     112,743        0.0%
#   SM Energy Co.                                              7,275     226,689        0.0%
#*  Southwestern Energy Co.                                   19,279     258,917        0.1%
    Spectra Energy Corp.                                       5,821     182,023        0.0%
    Superior Energy Services, Inc.                            14,577     245,768        0.1%
*   Synergy Resources Corp.                                    9,070      65,485        0.0%
    Targa Resources Corp.                                      7,358     297,705        0.1%
#   Teekay Corp.                                               8,449      94,629        0.0%
#   Teekay Tankers, Ltd. Class A                               7,654      30,157        0.0%
    Tesco Corp.                                                3,658      34,605        0.0%
    Tesoro Corp.                                              10,088     803,913        0.1%
*   TETRA Technologies, Inc.                                   8,049      57,953        0.0%
#   Tidewater, Inc.                                            2,347      20,560        0.0%
    Transocean, Ltd.                                          31,624     350,394        0.1%
*   Triangle Petroleum Corp.                                   6,897       3,096        0.0%
#*  Ultra Petroleum Corp.                                      3,372       1,053        0.0%
*   Unit Corp.                                                 3,669      46,449        0.0%
#   US Silica Holdings, Inc.                                   2,398      61,269        0.0%
*   Vaalco Energy, Inc.                                        4,700       5,781        0.0%
    Valero Energy Corp.                                       23,933   1,408,936        0.2%
#*  Weatherford International P.L.C.                          23,700     192,681        0.0%
    Western Refining, Inc.                                    13,500     361,260        0.1%
#*  Whiting Petroleum Corp.                                   15,481     185,772        0.0%
    Williams Cos., Inc. (The)                                 11,887     230,489        0.0%
    World Fuel Services Corp.                                  5,153     240,800        0.1%
#*  WPX Energy, Inc.                                          19,946     192,678        0.0%
                                                                     -----------        ---
Total Energy                                                          47,963,745        8.0%
                                                                     -----------        ---
Financials -- (15.6%)
    1st Source Corp.                                           3,109     107,074        0.0%
    A-Mark Precious Metals, Inc.                                 495      10,138        0.0%
#   Access National Corp.                                      1,067      20,977        0.0%
*   Affiliated Managers Group, Inc.                            2,928     498,697        0.1%
    Aflac, Inc.                                               11,253     776,119        0.1%
    Alexander & Baldwin, Inc.                                  4,993     190,932        0.0%
*   Alleghany Corp.                                              610     317,981        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Allied World Assurance Co. Holdings AG                      6,908 $  245,787        0.1%
    Allstate Corp. (The)                                       10,454    680,033        0.1%
*   Ally Financial, Inc.                                       33,621    598,790        0.1%
#*  Altisource Asset Management Corp.                              75      1,256        0.0%
#*  Altisource Portfolio Solutions SA                           1,456     45,558        0.0%
*   Ambac Financial Group, Inc.                                 4,054     65,796        0.0%
#   American Equity Investment Life Holding Co.                 9,119    127,666        0.0%
    American Express Co.                                       35,623  2,330,813        0.4%
    American Financial Group, Inc.                              4,925    340,367        0.1%
    American International Group, Inc.                         21,025  1,173,615        0.2%
    American National Bankshares, Inc.                          1,300     34,749        0.0%
    American National Insurance Co.                             1,886    219,002        0.0%
    Ameriprise Financial, Inc.                                  7,562    725,196        0.1%
    Ameris Bancorp                                              2,798     87,857        0.0%
    AMERISAFE, Inc.                                             1,512     81,467        0.0%
    AmeriServ Financial, Inc.                                     300        924        0.0%
#   AmTrust Financial Services, Inc.                           16,583    412,088        0.1%
    Aon P.L.C.                                                  4,556    478,927        0.1%
*   Arch Capital Group, Ltd.                                    4,322    304,658        0.1%
    Argo Group International Holdings, Ltd.                     2,117    116,371        0.0%
#   Arrow Financial Corp.                                       1,332     37,509        0.0%
    Arthur J Gallagher & Co.                                    7,072    325,595        0.1%
#   Artisan Partners Asset Management, Inc. Class A             1,661     53,667        0.0%
    Aspen Insurance Holdings, Ltd.                              5,161    239,212        0.0%
    Associated Banc-Corp                                       11,391    207,772        0.0%
*   Associated Capital Group, Inc. Class A                        600     18,282        0.0%
    Assurant, Inc.                                              3,943    333,460        0.1%
    Assured Guaranty, Ltd.                                     16,703    432,107        0.1%
*   Asta Funding, Inc.                                            707      7,077        0.0%
    Astoria Financial Corp.                                    10,608    159,544        0.0%
#*  Atlanticus Holdings Corp.                                     886      2,676        0.0%
*   Atlas Financial Holdings, Inc.                                566      9,945        0.0%
#*  AV Homes, Inc.                                                800      9,200        0.0%
    Axis Capital Holdings, Ltd.                                 3,400    181,118        0.0%
    Baldwin & Lyons, Inc. Class B                               1,666     40,717        0.0%
    Banc of California, Inc.                                    3,106     63,207        0.0%
    BancFirst Corp.                                             1,595     99,480        0.0%
*   Bancorp, Inc. (The)                                         4,541     25,747        0.0%
    BancorpSouth, Inc.                                          9,490    222,920        0.0%
    Bank Mutual Corp.                                           5,323     43,010        0.0%
    Bank of America Corp.                                     184,669  2,688,781        0.5%
    Bank of Commerce Holdings                                     300      1,884        0.0%
#   Bank of Hawaii Corp.                                        4,232    289,511        0.1%
    Bank of Marin Bancorp                                         617     30,245        0.0%
    Bank of New York Mellon Corp. (The)                        24,971  1,004,833        0.2%
#   Bank of the Ozarks, Inc.                                    5,796    239,375        0.0%
    BankFinancial Corp.                                         2,924     36,141        0.0%
    BankUnited, Inc.                                            7,264    250,608        0.1%
    Banner Corp.                                                2,638    112,854        0.0%
    Bar Harbor Bankshares                                         378     13,117        0.0%
    BB&T Corp.                                                 17,091    604,680        0.1%
    BBCN Bancorp, Inc.                                          8,289    129,474        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
*   Beneficial Bancorp, Inc.                                   8,215 $  114,106        0.0%
*   Berkshire Hathaway, Inc. Class B                          16,610  2,416,423        0.4%
    Berkshire Hills Bancorp, Inc.                              3,138     85,165        0.0%
    BGC Partners, Inc. Class A                                11,384    103,367        0.0%
    BlackRock, Inc.                                            1,588    565,852        0.1%
    BNC Bancorp                                                1,556     34,792        0.0%
#*  BofI Holding, Inc.                                         6,440    131,183        0.0%
#   BOK Financial Corp.                                        4,030    242,525        0.0%
    Boston Private Financial Holdings, Inc.                    9,823    120,037        0.0%
    Bridge Bancorp, Inc.                                       2,044     62,219        0.0%
    Brookline Bancorp, Inc.                                    6,967     79,284        0.0%
#   Brown & Brown, Inc.                                       14,725    516,995        0.1%
    Bryn Mawr Bank Corp.                                       2,028     57,636        0.0%
*   BSB Bancorp, Inc.                                            729     17,328        0.0%
    C&F Financial Corp.                                          500     19,495        0.0%
    Calamos Asset Management, Inc. Class A                     2,328     19,183        0.0%
    Camden National Corp.                                        953     41,465        0.0%
    Cape Bancorp, Inc.                                         1,400     20,426        0.0%
    Capital Bank Financial Corp. Class A                       3,168     95,769        0.0%
    Capital City Bank Group, Inc.                              2,300     34,086        0.0%
    Capital One Financial Corp.                               15,067  1,090,700        0.2%
    Capitol Federal Financial, Inc.                           14,898    197,994        0.0%
    Cardinal Financial Corp.                                   3,700     81,881        0.0%
*   Cascade Bancorp                                            4,992     30,202        0.0%
    Cash America International, Inc.                           3,229    119,344        0.0%
    Cathay General Bancorp                                     6,725    205,247        0.0%
    CBOE Holdings, Inc.                                        3,879    240,343        0.0%
*   CBRE Group, Inc. Class A                                  16,567    490,880        0.1%
    CenterState Banks, Inc.                                    4,772     77,736        0.0%
    Central Pacific Financial Corp.                            2,947     68,783        0.0%
    Century Bancorp, Inc. Class A                                165      7,013        0.0%
    Charles Schwab Corp. (The)                                14,941    424,474        0.1%
    Charter Financial Corp.                                    1,746     21,877        0.0%
    Chemical Financial Corp.                                   4,344    167,070        0.0%
    Chubb, Ltd.                                                7,488    882,536        0.2%
#   Cincinnati Financial Corp.                                 5,879    388,073        0.1%
#   CIT Group, Inc.                                            7,235    250,114        0.1%
    Citigroup, Inc.                                           51,395  2,378,561        0.4%
#   Citizens & Northern Corp.                                  1,435     28,973        0.0%
    Citizens Financial Group, Inc.                            11,023    251,876        0.1%
    Citizens Holding Co.                                         160      3,539        0.0%
#*  Citizens, Inc.                                             3,580     29,177        0.0%
#   City Holding Co.                                           1,381     67,835        0.0%
    Clifton Bancorp, Inc.                                      3,131     46,589        0.0%
    CME Group, Inc.                                            4,200    386,022        0.1%
    CNA Financial Corp.                                        1,586     50,118        0.0%
    CNB Financial Corp.                                        1,592     28,481        0.0%
    CNO Financial Group, Inc.                                 13,279    243,935        0.1%
    CoBiz Financial, Inc.                                      4,125     49,954        0.0%
    Cohen & Steers, Inc.                                       2,103     82,585        0.0%
    Columbia Banking System, Inc.                              6,301    185,816        0.0%
    Comerica, Inc.                                             5,775    256,410        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
#   Commerce Bancshares, Inc.                                  9,690 $  453,686        0.1%
    Community Bank System, Inc.                                4,081    161,485        0.0%
*   Community Bankers Trust Corp.                                100        505        0.0%
    Community Trust Bancorp, Inc.                              2,016     72,314        0.0%
    ConnectOne Bancorp, Inc.                                   3,612     62,163        0.0%
#   Consolidated-Tomoka Land Co.                                 400     19,720        0.0%
*   Consumer Portfolio Services, Inc.                          4,008     15,832        0.0%
#*  Cowen Group, Inc. Class A                                 12,908     44,984        0.0%
    Crawford & Co. Class A                                       900      5,625        0.0%
#   Crawford & Co. Class B                                     3,450     23,253        0.0%
#*  Credit Acceptance Corp.                                    2,520    494,600        0.1%
*   CU Bancorp                                                 1,879     43,292        0.0%
#   Cullen/Frost Bankers, Inc.                                 5,196    332,492        0.1%
*   Customers Bancorp, Inc.                                    2,581     67,054        0.0%
#   CVB Financial Corp.                                       10,411    178,861        0.0%
    Diamond Hill Investment Group, Inc.                          495     86,754        0.0%
    Dime Community Bancshares, Inc.                            4,270     77,330        0.0%
    Discover Financial Services                               18,125  1,019,894        0.2%
    DNB Financial Corp.                                          400     10,876        0.0%
    Donegal Group, Inc. Class A                                2,143     32,809        0.0%
*   E*TRADE Financial Corp.                                    8,081    203,480        0.0%
*   Eagle Bancorp, Inc.                                        2,928    148,450        0.0%
    East West Bancorp, Inc.                                   10,015    375,462        0.1%
#   Eaton Vance Corp.                                          9,153    316,053        0.1%
#*  eHealth, Inc.                                              1,477     16,528        0.0%
    EMC Insurance Group, Inc.                                  2,474     65,462        0.0%
#*  Emergent Capital, Inc.                                     2,041      8,940        0.0%
    Employers Holdings, Inc.                                   3,663    108,791        0.0%
#*  Encore Capital Group, Inc.                                 2,577     72,543        0.0%
    Endurance Specialty Holdings, Ltd.                         5,620    359,568        0.1%
*   Enova International, Inc.                                  4,008     35,310        0.0%
*   Enstar Group, Ltd.                                         1,511    239,403        0.0%
    Enterprise Financial Services Corp.                        2,161     59,147        0.0%
    Erie Indemnity Co. Class A                                 5,411    510,744        0.1%
    ESSA Bancorp, Inc.                                           800     10,840        0.0%
    EverBank Financial Corp.                                  12,138    183,041        0.0%
    Evercore Partners, Inc. Class A                            4,800    247,872        0.1%
#   Everest Re Group, Ltd.                                     1,609    297,504        0.1%
#*  Ezcorp, Inc. Class A                                       1,994      9,870        0.0%
#   FactSet Research Systems, Inc.                             1,263    190,397        0.0%
#   Farmers Capital Bank Corp.                                   866     24,343        0.0%
    FBL Financial Group, Inc. Class A                          1,900    114,893        0.0%
*   FCB Financial Holdings, Inc. Class A                       1,641     57,353        0.0%
    Federal Agricultural Mortgage Corp. Class C                  900     36,612        0.0%
    Federated Investors, Inc. Class B                         11,112    351,139        0.1%
    Federated National Holding Co.                             1,400     26,670        0.0%
    Fidelity Southern Corp.                                    2,038     32,934        0.0%
    Fifth Third Bancorp                                       33,411    611,755        0.1%
    Financial Engines, Inc.                                    3,258    104,940        0.0%
    Financial Institutions, Inc.                               1,544     43,232        0.0%
*   First Acceptance Corp.                                       900      1,566        0.0%
#   First American Financial Corp.                            10,407    374,860        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
*   First BanCorp(318672706)                                  20,520 $   80,028        0.0%
    First Bancorp(318910106)                                   2,500     51,000        0.0%
    First Bancorp, Inc.                                        1,481     29,398        0.0%
    First Busey Corp.                                          3,143     64,243        0.0%
#   First Business Financial Services, Inc.                      989     25,032        0.0%
    First Cash Financial Services, Inc.                        3,037    138,882        0.0%
    First Citizens BancShares, Inc. Class A                      936    238,680        0.0%
    First Commonwealth Financial Corp.                         9,343     85,769        0.0%
    First Community Bancshares, Inc.                           1,687     35,106        0.0%
    First Connecticut Bancorp., Inc.                           1,632     28,119        0.0%
    First Defiance Financial Corp.                               812     32,139        0.0%
    First Financial Bancorp                                    6,461    125,990        0.0%
    First Financial Bankshares, Inc.                           4,584    148,430        0.0%
    First Financial Corp.                                      1,138     40,319        0.0%
    First Financial Northwest, Inc.                            1,000     13,640        0.0%
#   First Horizon National Corp.                              18,075    254,496        0.1%
    First Interstate BancSystem, Inc. Class A                  2,248     60,921        0.0%
    First Merchants Corp.                                      3,889     99,753        0.0%
    First Midwest Bancorp, Inc.                                7,859    145,234        0.0%
*   First NBC Bank Holding Co.                                 2,000     43,480        0.0%
    First Niagara Financial Group, Inc.                       28,865    304,814        0.1%
#   First of Long Island Corp. (The)                           1,307     40,007        0.0%
    First Republic Bank                                        5,511    387,534        0.1%
    First South Bancorp, Inc.                                    100        860        0.0%
    FirstMerit Corp.                                          11,410    252,846        0.1%
*   Flagstar Bancorp, Inc.                                     5,795    137,168        0.0%
    Flushing Financial Corp.                                   3,359     67,012        0.0%
    FNB Corp.                                                 20,672    273,284        0.1%
    FNF Group                                                  8,137    259,570        0.1%
*   FNFV Group                                                 4,175     44,965        0.0%
#*  Forestar Group, Inc.                                       3,415     46,103        0.0%
    Fox Chase Bancorp, Inc.                                      906     17,857        0.0%
    Franklin Resources, Inc.                                  12,405    463,203        0.1%
#*  FRP Holdings, Inc.                                           400     14,592        0.0%
#   Fulton Financial Corp.                                    18,701    261,627        0.1%
#*  FXCM, Inc. Class A                                           356      4,151        0.0%
    Gain Capital Holdings, Inc.                                4,651     31,859        0.0%
    GAMCO Investors, Inc. Class A                              1,000     39,570        0.0%
#*  Genworth Financial, Inc. Class A                          40,722    139,676        0.0%
    German American Bancorp, Inc.                              1,369     44,123        0.0%
#   Glacier Bancorp, Inc.                                      5,693    147,392        0.0%
*   Global Indemnity P.L.C.                                    1,457     45,823        0.0%
    Goldman Sachs Group, Inc. (The)                            6,239  1,023,882        0.2%
    Great Southern Bancorp, Inc.                               1,567     59,327        0.0%
#*  Green Dot Corp. Class A                                    4,903    108,994        0.0%
#   Greenhill & Co., Inc.                                      2,751     60,577        0.0%
*   Greenlight Capital Re, Ltd. Class A                        3,300     71,049        0.0%
    Griffin Industrial Realty, Inc.                              375      9,638        0.0%
    Guaranty Bancorp                                           1,760     28,899        0.0%
*   Hallmark Financial Services, Inc.                          2,226     25,132        0.0%
    Hancock Holding Co.                                        8,091    210,123        0.0%
    Hanmi Financial Corp.                                      3,114     71,996        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)                        3,823 $  327,860        0.1%
    Hartford Financial Services Group, Inc. (The)             10,823    480,325        0.1%
#   HCI Group, Inc.                                            1,645     49,284        0.0%
    Heartland Financial USA, Inc.                              2,212     74,124        0.0%
    Hennessy Advisors, Inc.                                      738     22,694        0.0%
    Heritage Commerce Corp.                                    3,800     39,672        0.0%
    Heritage Financial Corp.                                   3,312     61,106        0.0%
#   Heritage Insurance Holdings, Inc.                            601      7,987        0.0%
    Heritage Oaks Bancorp                                      2,652     22,144        0.0%
    HFF, Inc. Class A                                          3,002     95,554        0.0%
*   Hilltop Holdings, Inc.                                    10,037    199,335        0.0%
#   Hingham Institution for Savings                              100     12,799        0.0%
    Home Bancorp, Inc.                                           500     13,960        0.0%
    Home BancShares, Inc.                                      6,709    288,420        0.1%
*   HomeStreet, Inc.                                           2,222     47,884        0.0%
*   HomeTrust Bancshares, Inc.                                 1,700     31,535        0.0%
    HopFed Bancorp, Inc.                                           6         68        0.0%
    Horace Mann Educators Corp.                                4,433    137,866        0.0%
    Horizon Bancorp                                              950     23,180        0.0%
#*  Howard Hughes Corp. (The)                                  2,600    273,442        0.1%
#   Huntington Bancshares, Inc.                               43,514    437,751        0.1%
    Iberiabank Corp.                                           4,215    248,643        0.1%
#   Independence Holding Co.                                   1,191     18,306        0.0%
    Independent Bank Corp.(453836108)                          2,701    127,028        0.0%
    Independent Bank Corp.(453838609)                             40        606        0.0%
    Independent Bank Group, Inc.                               1,576     57,682        0.0%
#   Interactive Brokers Group, Inc. Class A                    7,509    285,342        0.1%
    Intercontinental Exchange, Inc.                            2,132    511,744        0.1%
    International Bancshares Corp.                             6,920    181,235        0.0%
*   INTL. FCStone, Inc.                                        1,974     53,890        0.0%
    Invesco, Ltd.                                             19,381    601,005        0.1%
    Investment Technology Group, Inc.                          3,300     64,416        0.0%
    Investors Bancorp, Inc.                                   25,877    298,879        0.1%
    Investors Title Co.                                          100      9,523        0.0%
    Janus Capital Group, Inc.                                 13,411    195,801        0.0%
    Jones Lang LaSalle, Inc.                                   2,267    261,090        0.1%
    JPMorgan Chase & Co.                                      91,204  5,764,093        1.0%
*   KCG Holdings, Inc. Class A                                 8,754    119,930        0.0%
    Kearny Financial Corp.                                     5,534     69,839        0.0%
    Kemper Corp.                                               5,552    171,890        0.0%
    Kennedy-Wilson Holdings, Inc.                              8,813    190,449        0.0%
    KeyCorp                                                   29,709    365,124        0.1%
#*  Ladenburg Thalmann Financial Services, Inc.               20,093     53,849        0.0%
    Lake Sunapee Bank Group                                      300      4,272        0.0%
    Lakeland Bancorp, Inc.                                     3,554     39,414        0.0%
    Lakeland Financial Corp.                                   1,443     68,239        0.0%
    LegacyTexas Financial Group, Inc.                          4,587    113,115        0.0%
    Legg Mason, Inc.                                           7,282    233,825        0.0%
#*  LendingTree, Inc.                                            779     69,697        0.0%
    Leucadia National Corp.                                   11,277    188,100        0.0%
    Lincoln National Corp.                                     8,694    377,754        0.1%
    Loews Corp.                                               12,359    490,405        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
#   LPL Financial Holdings, Inc.                              10,065 $265,716        0.1%
#   M&T Bank Corp.                                             2,345  277,460        0.1%
    Macatawa Bank Corp.                                        4,300   29,283        0.0%
#   Maiden Holdings, Ltd.                                      7,310   89,401        0.0%
    MainSource Financial Group, Inc.                           2,260   49,381        0.0%
#   Manning & Napier, Inc.                                       562    4,805        0.0%
*   Marcus & Millichap, Inc.                                   2,843   71,302        0.0%
*   Markel Corp.                                                 450  404,599        0.1%
    MarketAxess Holdings, Inc.                                 2,293  281,489        0.1%
    Marlin Business Services Corp.                             1,180   17,452        0.0%
    Marsh & McLennan Cos., Inc.                                7,781  491,370        0.1%
    MB Financial, Inc.                                         6,807  236,611        0.0%
*   MBIA, Inc.                                                17,849  139,222        0.0%
    MBT Financial Corp.                                        1,954   17,195        0.0%
    Mercantile Bank Corp.                                      1,997   48,168        0.0%
    Merchants Bancshares, Inc.                                   444   13,515        0.0%
#   Mercury General Corp.                                      4,599  243,287        0.1%
    Meridian Bancorp, Inc.                                     5,893   86,156        0.0%
    Meta Financial Group, Inc.                                   854   42,375        0.0%
    MetLife, Inc.                                             13,646  615,435        0.1%
*   MGIC Investment Corp.                                     12,754   92,211        0.0%
#   MidSouth Bancorp, Inc.                                     1,200   10,860        0.0%
    MidWestOne Financial Group, Inc.                             817   23,170        0.0%
#   Moelis & Co. Class A                                       1,611   45,285        0.0%
    Moody's Corp.                                              1,608  153,918        0.0%
    Morgan Stanley                                            19,464  526,696        0.1%
    Morningstar, Inc.                                          2,945  245,024        0.1%
    MSCI, Inc.                                                 3,135  238,072        0.0%
    MutualFirst Financial, Inc.                                  500   13,150        0.0%
    Nasdaq, Inc.                                               6,023  371,679        0.1%
    National Bank Holdings Corp. Class A                       3,572   71,404        0.0%
#   National Bankshares, Inc.                                    518   18,643        0.0%
    National General Holdings Corp.                            6,182  124,815        0.0%
    National Interstate Corp.                                  1,987   61,180        0.0%
    National Western Life Group, Inc. Class A                    388   84,080        0.0%
#*  Nationstar Mortgage Holdings, Inc.                         3,900   45,201        0.0%
    Navient Corp.                                             20,429  279,264        0.1%
*   Navigators Group, Inc. (The)                               1,618  133,663        0.0%
    NBT Bancorp, Inc.                                          4,678  132,575        0.0%
    Nelnet, Inc. Class A                                       3,531  147,984        0.0%
    New York Community Bancorp, Inc.                          17,096  256,953        0.1%
*   NewStar Financial, Inc.                                    5,176   49,793        0.0%
*   Nicholas Financial, Inc.                                     801    8,507        0.0%
*   NMI Holdings, Inc. Class A                                 4,733   29,771        0.0%
    Northeast Community Bancorp, Inc.                            436    2,943        0.0%
    Northern Trust Corp.                                       9,230  656,068        0.1%
    Northfield Bancorp, Inc.                                   5,307   84,169        0.0%
    Northrim BanCorp, Inc.                                       900   23,220        0.0%
#   NorthStar Asset Management Group, Inc.                     3,054   37,992        0.0%
    Northwest Bancshares, Inc.                                10,113  141,784        0.0%
#   OceanFirst Financial Corp.                                 1,638   31,908        0.0%
*   Ocwen Financial Corp.                                      3,436    7,765        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    OFG Bancorp                                                4,365 $   38,543        0.0%
    Old National Bancorp.                                     12,027    161,162        0.0%
    Old Republic International Corp.                          21,694    401,122        0.1%
    Old Second Bancorp, Inc.                                   2,390     17,112        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    2,219     27,516        0.0%
#*  OneMain Holdings, Inc.                                     8,309    264,392        0.1%
    Oppenheimer Holdings, Inc. Class A                         1,497     22,874        0.0%
    Opus Bank                                                  2,877    103,917        0.0%
    Oritani Financial Corp.                                    4,852     84,085        0.0%
    Pacific Continental Corp.                                  2,259     37,635        0.0%
*   Pacific Mercantile Bancorp                                 2,550     19,151        0.0%
*   Pacific Premier Bancorp, Inc.                              2,094     48,706        0.0%
#   PacWest Bancorp                                            9,151    365,857        0.1%
    Park National Corp.                                        1,052     96,574        0.0%
    Park Sterling Corp.                                        4,874     35,580        0.0%
    Peapack Gladstone Financial Corp.                          1,329     25,437        0.0%
#   Penns Woods Bancorp, Inc.                                    829     34,503        0.0%
*   PennyMac Financial Services, Inc. Class A                  2,658     33,863        0.0%
#   People's United Financial, Inc.                           18,785    291,168        0.1%
    Peoples Bancorp, Inc.                                      2,083     44,764        0.0%
    Peoples Financial Services Corp.                             400     15,768        0.0%
*   PHH Corp.                                                  5,872     75,338        0.0%
*   Phoenix Cos., Inc. (The)                                     193      7,143        0.0%
*   PICO Holdings, Inc.                                        2,598     25,798        0.0%
    Pinnacle Financial Partners, Inc.                          2,728    134,136        0.0%
*   Piper Jaffray Cos.                                         1,000     41,710        0.0%
    PNC Financial Services Group, Inc. (The)                  12,369  1,085,751        0.2%
    Popular, Inc.                                              7,262    215,827        0.0%
#*  PRA Group, Inc.                                            5,218    173,133        0.0%
    Preferred Bank                                             1,221     38,779        0.0%
    Premier Financial Bancorp, Inc.                              681     10,869        0.0%
#   Primerica, Inc.                                            5,746    284,772        0.1%
    Principal Financial Group, Inc.                           15,540    663,247        0.1%
    PrivateBancorp, Inc.                                       7,432    309,246        0.1%
    ProAssurance Corp.                                         5,966    284,757        0.1%
    Progressive Corp. (The)                                   31,032  1,011,643        0.2%
    Prosperity Bancshares, Inc.                                5,623    296,726        0.1%
    Provident Financial Holdings, Inc.                           600     10,380        0.0%
    Provident Financial Services, Inc.                         7,108    142,018        0.0%
    Prudential Bancorp, Inc.                                     845     12,126        0.0%
    Prudential Financial, Inc.                                 7,680    596,275        0.1%
    Pulaski Financial Corp.                                      751     12,144        0.0%
    Pzena Investment Management, Inc. Class A                  1,300     11,778        0.0%
#   QCR Holdings, Inc.                                           592     15,256        0.0%
    Radian Group, Inc.                                        10,400    133,016        0.0%
#   Raymond James Financial, Inc.                              8,046    419,760        0.1%
    RE/MAX Holdings, Inc. Class A                              1,261     46,405        0.0%
*   Realogy Holdings Corp.                                     8,138    290,852        0.1%
*   Regional Management Corp.                                    715     11,812        0.0%
    Regions Financial Corp.                                   40,141    376,523        0.1%
    Reinsurance Group of America, Inc.                         2,301    219,101        0.0%
    RenaissanceRe Holdings, Ltd.                               2,775    307,775        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Renasant Corp.                                             4,021 $138,081        0.0%
    Republic Bancorp, Inc. Class A                             2,087   56,996        0.0%
*   Republic First Bancorp, Inc.                               1,200    5,580        0.0%
    Resource America, Inc. Class A                             2,023   12,785        0.0%
    Riverview Bancorp, Inc.                                      100      436        0.0%
#   RLI Corp.                                                  3,676  228,574        0.0%
    S&P Global, Inc.                                           2,980  318,413        0.1%
    S&T Bancorp, Inc.                                          3,555   91,257        0.0%
*   Safeguard Scientifics, Inc.                                2,419   33,382        0.0%
    Safety Insurance Group, Inc.                               1,754   99,294        0.0%
    Sandy Spring Bancorp, Inc.                                 2,710   77,479        0.0%
*   Santander Consumer USA Holdings, Inc.                     13,053  171,908        0.0%
*   Seacoast Banking Corp. of Florida                          3,360   54,499        0.0%
    SEI Investments Co.                                        3,712  178,473        0.0%
    Selective Insurance Group, Inc.                            6,223  216,000        0.0%
#   ServisFirst Bancshares, Inc.                               2,081  102,552        0.0%
    SI Financial Group, Inc.                                     243    3,383        0.0%
    Sierra Bancorp                                             1,336   23,527        0.0%
*   Signature Bank                                             2,103  289,856        0.1%
    Silvercrest Asset Management Group, Inc. Class A             800   10,432        0.0%
    Simmons First National Corp. Class A                       3,122  145,797        0.0%
#*  SLM Corp.                                                 44,529  301,461        0.1%
    South State Corp.                                          2,389  167,182        0.0%
#   Southside Bancshares, Inc.                                 2,865   83,687        0.0%
    Southwest Bancorp, Inc.                                    2,086   33,480        0.0%
    State Auto Financial Corp.                                 4,301   88,214        0.0%
    State Bank Financial Corp.                                 3,121   65,166        0.0%
    State Street Corp.                                         8,485  528,615        0.1%
    Sterling Bancorp                                          13,110  214,217        0.0%
    Stewart Information Services Corp.                         2,652   92,343        0.0%
*   Stifel Financial Corp.                                     4,669  153,657        0.0%
    Stock Yards Bancorp, Inc.                                  1,400   56,616        0.0%
    Stonegate Bank                                               666   20,979        0.0%
*   Stratus Properties, Inc.                                     440   10,516        0.0%
    Suffolk Bancorp                                              658   15,785        0.0%
*   Sun Bancorp, Inc.                                          2,206   47,407        0.0%
    SunTrust Banks, Inc.                                       6,967  290,803        0.1%
*   SVB Financial Group                                        2,216  231,084        0.0%
*   Synchrony Financial                                       26,860  821,110        0.1%
    Synovus Financial Corp.                                    9,808  305,617        0.1%
    T Rowe Price Group, Inc.                                   5,430  408,825        0.1%
    Talmer Bancorp, Inc. Class A                               6,660  129,204        0.0%
    TCF Financial Corp.                                       18,081  246,625        0.1%
#   TD Ameritrade Holding Corp.                               17,227  513,881        0.1%
*   Tejon Ranch Co.                                            2,196   49,454        0.0%
    Territorial Bancorp, Inc.                                    900   23,607        0.0%
*   Texas Capital Bancshares, Inc.                             4,604  210,955        0.0%
#   TFS Financial Corp.                                        4,593   82,215        0.0%
    Tiptree Financial, Inc. Class A                            5,339   29,525        0.0%
#   Tompkins Financial Corp.                                   1,633  106,700        0.0%
    Torchmark Corp.                                            4,843  280,361        0.1%
    Towne Bank                                                 4,455   93,555        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
    Travelers Cos., Inc. (The)                                 14,602 $  1,604,760        0.3%
    Trico Bancshares                                            2,756       74,192        0.0%
#*  TriState Capital Holdings, Inc.                             2,788       37,248        0.0%
    TrustCo Bank Corp. NY                                      10,464       67,074        0.0%
    Trustmark Corp.                                             7,190      176,227        0.0%
    U.S. Bancorp.                                              44,912    1,917,293        0.3%
    UMB Financial Corp.                                         4,307      240,115        0.0%
#   Umpqua Holdings Corp.                                      16,921      267,859        0.1%
    Union Bankshares Corp.                                      4,633      122,358        0.0%
#   United Bankshares, Inc.                                     5,424      209,855        0.0%
    United Community Banks, Inc.                                6,793      136,743        0.0%
    United Community Financial Corp.                            6,434       38,218        0.0%
    United Financial Bancorp, Inc.                              5,508       71,494        0.0%
    United Fire Group, Inc.                                     2,518      112,857        0.0%
    United Insurance Holdings Corp.                             1,179       19,229        0.0%
*   United Security Bancshares                                    390        2,098        0.0%
    Universal Insurance Holdings, Inc.                          6,041      106,382        0.0%
    Univest Corp. of Pennsylvania                               2,264       44,691        0.0%
    Unum Group                                                  7,134      244,054        0.1%
    Validus Holdings, Ltd.                                      6,161      283,960        0.1%
#   Valley National Bancorp                                    23,141      218,914        0.0%
    Value Line, Inc.                                              213        3,491        0.0%
#   Virtus Investment Partners, Inc.                              853       66,722        0.0%
    Voya Financial, Inc.                                        7,990      259,435        0.1%
#   Waddell & Reed Financial, Inc. Class A                      6,482      131,844        0.0%
*   Walker & Dunlop, Inc.                                       3,040       67,032        0.0%
    Washington Federal, Inc.                                   12,250      297,553        0.1%
    Washington Trust Bancorp, Inc.                              1,489       54,542        0.0%
    WashingtonFirst Bankshares, Inc.                              402        8,924        0.0%
    Waterstone Financial, Inc.                                  3,226       45,229        0.0%
#   Webster Financial Corp.                                     7,046      258,165        0.1%
    Wells Fargo & Co.                                         132,679    6,631,296        1.1%
    WesBanco, Inc.                                              4,170      133,982        0.0%
#   West BanCorp, Inc.                                          1,799       33,551        0.0%
#   Westamerica Bancorporation                                  1,988       96,855        0.0%
*   Western Alliance Bancorp                                    9,395      343,669        0.1%
    Westfield Financial, Inc.                                   1,934       14,814        0.0%
    Westwood Holdings Group, Inc.                               1,057       60,830        0.0%
    White Mountains Insurance Group, Ltd.                         482      400,060        0.1%
    Willis Towers Watson P.L.C.                                 5,445      680,080        0.1%
    Wilshire Bancorp, Inc.                                      8,222       88,551        0.0%
    Wintrust Financial Corp.                                    4,455      231,749        0.0%
#   WisdomTree Investments, Inc.                                9,500      103,455        0.0%
*   World Acceptance Corp.                                        900       39,051        0.0%
#   WR Berkley Corp.                                            6,950      389,200        0.1%
    WSFS Financial Corp.                                        3,132      106,926        0.0%
    XL Group P.L.C.                                            10,466      342,552        0.1%
    Yadkin Financial Corp.                                      4,294      107,436        0.0%
#   Zions Bancorporation                                       12,700      349,504        0.1%
                                                                      ------------       ----
Total Financials                                                       102,589,241       17.1%
                                                                      ------------       ----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (6.5%)
    Abaxis, Inc.                                               1,300 $   58,916        0.0%
    Abbott Laboratories                                       18,647    725,368        0.1%
#*  ABIOMED, Inc.                                              1,000     97,140        0.0%
#*  Acadia Healthcare Co., Inc.                                3,750    236,963        0.1%
    Aceto Corp.                                                3,079     69,062        0.0%
*   Acorda Therapeutics, Inc.                                    372      9,616        0.0%
*   Addus HomeCare Corp.                                       1,100     20,350        0.0%
    Aetna, Inc.                                               12,700  1,425,829        0.3%
#*  Air Methods Corp.                                          4,203    155,427        0.0%
#*  Akorn, Inc.                                                2,900     73,805        0.0%
#*  Albany Molecular Research, Inc.                            2,219     33,396        0.0%
*   Alere, Inc.                                                8,442    329,238        0.1%
*   Alexion Pharmaceuticals, Inc.                              1,006    140,116        0.0%
*   Align Technology, Inc.                                     3,888    280,675        0.1%
*   Alkermes P.L.C.                                            1,168     46,428        0.0%
*   Alliance HealthCare Services, Inc.                           450      3,236        0.0%
*   Allscripts Healthcare Solutions, Inc.                     15,212    203,841        0.0%
*   Almost Family, Inc.                                        1,199     50,370        0.0%
#*  Alnylam Pharmaceuticals, Inc.                                600     40,224        0.0%
#*  Amedisys, Inc.                                             1,800     92,682        0.0%
    AmerisourceBergen Corp.                                      500     42,550        0.0%
    Amgen, Inc.                                               12,300  1,947,090        0.3%
*   AMN Healthcare Services, Inc.                              6,118    217,250        0.1%
#*  Amphastar Pharmaceuticals, Inc.                            3,293     40,504        0.0%
*   Amsurg Corp.                                               6,560    531,229        0.1%
#   Analogic Corp.                                             1,079     85,230        0.0%
*   AngioDynamics, Inc.                                        3,639     44,578        0.0%
*   Anika Therapeutics, Inc.                                   2,097     95,749        0.0%
    Anthem, Inc.                                               9,060  1,275,376        0.2%
#*  Assembly Biosciences, Inc.                                 1,358      8,148        0.0%
#*  athenahealth, Inc.                                           848    113,038        0.0%
    Atrion Corp.                                                 178     70,719        0.0%
*   Biogen, Inc.                                               2,328    640,177        0.1%
*   BioMarin Pharmaceutical, Inc.                                800     67,744        0.0%
*   BioSpecifics Technologies Corp.                              501     17,816        0.0%
*   BioTelemetry, Inc.                                         3,056     48,071        0.0%
#*  Bluebird Bio, Inc.                                           700     31,045        0.0%
*   Boston Scientific Corp.                                   10,100    221,392        0.1%
*   Bovie Medical Corp.                                          200        394        0.0%
*   Brookdale Senior Living, Inc.                             12,072    222,849        0.1%
    Bruker Corp.                                               6,500    183,950        0.0%
*   Cambrex Corp.                                              3,800    183,312        0.0%
    Cantel Medical Corp.                                       3,548    237,681        0.1%
*   Capital Senior Living Corp.                                3,558     71,374        0.0%
    Cardinal Health, Inc.                                      4,078    319,960        0.1%
*   Celgene Corp.                                              6,722    695,122        0.1%
*   Centene Corp.                                              8,178    506,709        0.1%
*   Cerner Corp.                                               2,300    129,122        0.0%
*   Charles River Laboratories International, Inc.             3,707    293,854        0.1%
    Chemed Corp.                                               1,787    231,917        0.1%
    Cigna Corp.                                                4,179    578,959        0.1%
#   Computer Programs & Systems, Inc.                            864     44,349        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
*   Concert Pharmaceuticals, Inc.                              1,100 $   15,334        0.0%
    CONMED Corp.                                               2,606    107,941        0.0%
*   Corvel Corp.                                               2,500    113,000        0.0%
    CR Bard, Inc.                                              1,767    374,904        0.1%
*   Cross Country Healthcare, Inc.                             1,942     24,139        0.0%
    CryoLife, Inc.                                             2,753     34,137        0.0%
*   Cumberland Pharmaceuticals, Inc.                           1,600      7,600        0.0%
*   Cutera, Inc.                                               1,041     12,138        0.0%
#*  Cynosure, Inc. Class A                                     2,066    101,110        0.0%
*   DaVita HealthCare Partners, Inc.                          11,677    862,930        0.2%
    DENTSPLY SIRONA, Inc.                                      5,600    333,760        0.1%
*   Depomed, Inc.                                              7,855    136,520        0.0%
*   DexCom, Inc.                                                 800     51,504        0.0%
    Digirad Corp.                                                600      3,498        0.0%
*   Edwards Lifesciences Corp.                                 5,288    561,639        0.1%
*   Emergent Biosolutions, Inc.                                3,133    120,683        0.0%
    Ensign Group, Inc. (The)                                   5,134    115,823        0.0%
*   Envision Healthcare Holdings, Inc.                         9,871    223,381        0.1%
*   Exactech, Inc.                                             1,238     28,152        0.0%
#*  ExamWorks Group, Inc.                                      3,816    137,567        0.0%
*   Express Scripts Holding Co.                               22,793  1,680,528        0.3%
*   Five Star Quality Care, Inc.                               4,100     10,004        0.0%
    Gilead Sciences, Inc.                                     15,800  1,393,718        0.2%
#*  Globus Medical, Inc. Class A                               7,505    187,925        0.0%
*   Greatbatch, Inc.                                           1,989     69,217        0.0%
*   Haemonetics Corp.                                          4,125    133,774        0.0%
#*  Halyard Health, Inc.                                       4,934    138,941        0.0%
#*  Hanger, Inc.                                               3,741     25,776        0.0%
    HealthSouth Corp.                                          4,861    201,537        0.0%
*   HealthStream, Inc.                                         2,468     55,826        0.0%
*   Healthways, Inc.                                           3,625     42,231        0.0%
#*  Henry Schein, Inc.                                         4,366    736,544        0.1%
    Hill-Rom Holdings, Inc.                                    3,947    190,837        0.0%
*   HMS Holdings Corp.                                         6,284    106,137        0.0%
*   Hologic, Inc.                                             17,790    597,566        0.1%
#*  Horizon Pharma P.L.C.                                      5,165     79,386        0.0%
    Humana, Inc.                                               4,466    790,795        0.1%
*   ICU Medical, Inc.                                          1,065    105,797        0.0%
#*  IDEXX Laboratories, Inc.                                   2,276    191,981        0.0%
#*  Impax Laboratories, Inc.                                   3,200    106,720        0.0%
*   IMS Health Holdings, Inc.                                 11,163    297,382        0.1%
*   INC Research Holdings, Inc. Class A                          819     39,418        0.0%
#*  Incyte Corp.                                               1,730    125,027        0.0%
#*  Inogen, Inc.                                               1,168     57,068        0.0%
#*  Insys Therapeutics, Inc.                                   2,400     34,776        0.0%
*   Integra LifeSciences Holdings Corp.                        3,000    212,460        0.0%
#*  Intrexon Corp.                                             1,500     40,095        0.0%
*   Intuitive Surgical, Inc.                                     425    266,203        0.1%
    Invacare Corp.                                             3,508     39,430        0.0%
#*  Ionis Pharmaceuticals, Inc.                                  800     32,776        0.0%
#*  Jazz Pharmaceuticals P.L.C.                                1,148    173,004        0.0%
*   Kindred Biosciences, Inc.                                  1,800      6,642        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
    Kindred Healthcare, Inc.                                   8,957 $  132,205        0.0%
*   Laboratory Corp. of America Holdings                       4,479    561,308        0.1%
#   Landauer, Inc.                                               601     20,879        0.0%
#*  Lannett Co., Inc.                                          4,500     86,310        0.0%
    LeMaitre Vascular, Inc.                                    1,500     24,870        0.0%
#*  Lexicon Pharmaceuticals, Inc.                              2,217     30,617        0.0%
*   LHC Group, Inc.                                            1,626     65,593        0.0%
#*  Lipocine, Inc.                                             1,415     13,796        0.0%
*   LivaNova P.L.C.                                            2,800    147,644        0.0%
*   Luminex Corp.                                              3,103     62,370        0.0%
*   Magellan Health, Inc.                                      2,764    194,751        0.0%
*   Mallinckrodt P.L.C.                                        3,540    221,321        0.1%
*   Masimo Corp.                                               4,918    213,195        0.0%
    McKesson Corp.                                             4,271    716,759        0.1%
#*  Medicines Co. (The)                                        6,900    245,571        0.1%
*   Medivation, Inc.                                           3,536    204,381        0.0%
    Medtronic P.L.C.                                          22,285  1,763,858        0.3%
#   Meridian Bioscience, Inc.                                  5,139     98,206        0.0%
*   Merit Medical Systems, Inc.                                3,800     76,950        0.0%
*   Mettler-Toledo International, Inc.                           589    210,833        0.0%
#*  MiMedx Group, Inc.                                         1,700     12,801        0.0%
#*  Molina Healthcare, Inc.                                    6,138    317,703        0.1%
#*  Myriad Genetics, Inc.                                      2,328     83,808        0.0%
    National HealthCare Corp.                                  1,375     88,619        0.0%
    National Research Corp. Class A                              800     11,512        0.0%
*   Natus Medical, Inc.                                        2,506     79,866        0.0%
#*  Nektar Therapeutics                                        5,818     91,226        0.0%
*   Neogen Corp.                                               2,207    104,259        0.0%
*   Neurocrine Biosciences, Inc.                               1,400     63,812        0.0%
#*  NewLink Genetics Corp.                                       540      8,753        0.0%
#*  NuVasive, Inc.                                             4,401    232,989        0.1%
*   Nuvectra Corp.                                               663      5,573        0.0%
*   Omnicell, Inc.                                             3,016     96,090        0.0%
#*  OPKO Health, Inc.                                          3,931     42,258        0.0%
#*  OraSure Technologies, Inc.                                 2,922     20,980        0.0%
*   Orthofix International NV                                  1,746     76,405        0.0%
#   Owens & Minor, Inc.                                        6,644    241,775        0.1%
*   PAREXEL International Corp.                                4,309    263,280        0.1%
#   Patterson Cos., Inc.                                       9,354    405,496        0.1%
*   PharMerica Corp.                                           2,800     66,192        0.0%
#   Phibro Animal Health Corp. Class A                           934     19,371        0.0%
*   Premier, Inc. Class A                                      1,900     64,239        0.0%
*   Prestige Brands Holdings, Inc.                             5,590    317,400        0.1%
*   Providence Service Corp. (The)                             1,714     85,426        0.0%
#   Quality Systems, Inc.                                      6,157     86,691        0.0%
    Quest Diagnostics, Inc.                                    7,461    560,843        0.1%
#*  Quidel Corp.                                               2,528     43,734        0.0%
*   Quintiles Transnational Holdings, Inc.                     2,100    145,047        0.0%
*   RadNet, Inc.                                               3,296     16,645        0.0%
*   Regeneron Pharmaceuticals, Inc.                              600    226,026        0.1%
#   ResMed, Inc.                                               2,537    141,565        0.0%
*   Rigel Pharmaceuticals, Inc.                                4,247     12,019        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Health Care -- (Continued)
*   RTI Surgical, Inc.                                         3,864 $    15,417        0.0%
*   Sagent Pharmaceuticals, Inc.                               1,800      20,952        0.0%
*   SciClone Pharmaceuticals, Inc.                             2,700      35,640        0.0%
*   SeaSpine Holdings Corp.                                      959      14,308        0.0%
#*  Seattle Genetics, Inc.                                     1,200      42,576        0.0%
    Select Medical Holdings Corp.                             13,994     187,240        0.0%
*   Sequenom, Inc.                                             3,199       4,095        0.0%
    Simulations Plus, Inc.                                       608       4,900        0.0%
    St Jude Medical, Inc.                                     14,221   1,083,640        0.2%
#   STERIS P.L.C.                                              4,981     352,007        0.1%
    Stryker Corp.                                              5,476     596,939        0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                      4,161      44,856        0.0%
*   Supernus Pharmaceuticals, Inc.                             2,840      48,734        0.0%
*   SurModics, Inc.                                            1,299      26,136        0.0%
*   Symmetry Surgical, Inc.                                      838       8,757        0.0%
#*  Team Health Holdings, Inc.                                 3,700     154,771        0.0%
#   Teleflex, Inc.                                               900     140,202        0.0%
*   Tonix Pharmaceuticals Holding Corp.                        1,300       3,276        0.0%
*   TransEnterix, Inc.                                         4,200       6,300        0.0%
#*  Triple-S Management Corp. Class B                          2,795      72,782        0.0%
#*  United Therapeutics Corp.                                  2,600     273,520        0.1%
    UnitedHealth Group, Inc.                                  20,900   2,752,112        0.5%
#   Universal American Corp.                                   9,293      69,140        0.0%
    US Physical Therapy, Inc.                                  1,720      85,759        0.0%
    Utah Medical Products, Inc.                                  296      19,802        0.0%
#*  Varian Medical Systems, Inc.                               3,700     300,366        0.1%
*   Vascular Solutions, Inc.                                   1,412      49,349        0.0%
*   VCA, Inc.                                                  7,349     462,767        0.1%
*   Veeva Systems, Inc. Class A                                2,151      59,174        0.0%
*   Versartis, Inc.                                              300       2,718        0.0%
*   Vertex Pharmaceuticals, Inc.                                 600      50,604        0.0%
#*  Vocera Communications, Inc.                                1,100      12,892        0.0%
*   VWR Corp.                                                  7,409     197,376        0.0%
*   Waters Corp.                                               1,300     169,208        0.0%
#*  WellCare Health Plans, Inc.                                4,665     419,803        0.1%
#   West Pharmaceutical Services, Inc.                         5,076     361,411        0.1%
*   Wright Medical Group NV                                    1,807      33,935        0.0%
    Zimmer Biomet Holdings, Inc.                               2,300     266,271        0.1%
    Zoetis, Inc.                                               5,060     237,972        0.1%
                                                                     -----------        ---
Total Health Care                                                     42,636,748        7.1%
                                                                     -----------        ---
Industrials -- (12.8%)
    3M Co.                                                     8,405   1,406,829        0.2%
    AAON, Inc.                                                 5,500     145,860        0.0%
    AAR Corp.                                                  3,999      96,136        0.0%
    ABM Industries, Inc.                                       5,685     182,886        0.0%
#   Acacia Research Corp.                                      4,008      19,319        0.0%
*   ACCO Brands Corp.                                         11,292     107,726        0.0%
    Actuant Corp. Class A                                      4,300     114,853        0.0%
#   Acuity Brands, Inc.                                          800     195,112        0.0%
    ADT Corp. (The)                                           24,137   1,013,271        0.2%
#   Advanced Drainage Systems, Inc.                            8,910     205,999        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
#*  Advisory Board Co. (The)                                   2,837 $ 89,763        0.0%
*   AECOM                                                     10,747  349,170        0.1%
*   Aegion Corp.                                               3,771   80,058        0.0%
#   AGCO Corp.                                                 9,069  484,919        0.1%
#   Air Lease Corp.                                           11,616  354,056        0.1%
*   Air Transport Services Group, Inc.                         7,851  110,621        0.0%
    Aircastle, Ltd.                                            5,439  118,026        0.0%
    Alamo Group, Inc.                                            900   50,796        0.0%
#   Alaska Air Group, Inc.                                    14,000  986,020        0.2%
    Albany International Corp. Class A                         2,900  116,841        0.0%
#   Allegiant Travel Co.                                       1,650  264,940        0.1%
    Allegion P.L.C.                                            3,703  242,361        0.1%
    Allied Motion Technologies, Inc.                           1,625   35,019        0.0%
    Allison Transmission Holdings, Inc.                       19,639  565,800        0.1%
    Altra Industrial Motion Corp.                              3,013   86,473        0.0%
    AMERCO                                                     2,127  748,704        0.1%
*   Ameresco, Inc. Class A                                     3,516   15,717        0.0%
    American Airlines Group, Inc.                              7,497  260,071        0.1%
    American Railcar Industries, Inc.                          1,731   70,988        0.0%
    American Science & Engineering, Inc.                         700   20,055        0.0%
*   American Woodmark Corp.                                    1,528  111,300        0.0%
    AMETEK, Inc.                                              12,222  587,756        0.1%
    AO Smith Corp.                                             1,800  138,996        0.0%
    Apogee Enterprises, Inc.                                   3,234  134,017        0.0%
    Applied Industrial Technologies, Inc.                      3,488  159,855        0.0%
*   ARC Document Solutions, Inc.                               6,764   27,868        0.0%
    ArcBest Corp.                                              1,969   37,588        0.0%
    Argan, Inc.                                                2,064   70,548        0.0%
*   Armstrong Flooring, Inc.                                   3,038   44,233        0.0%
*   Armstrong World Industries, Inc.                           6,077  248,002        0.1%
    Astec Industries, Inc.                                     2,462  119,161        0.0%
*   Astronics Corp.                                            2,105   77,780        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         2,984  119,181        0.0%
*   Avis Budget Group, Inc.                                   11,621  291,687        0.1%
    AZZ, Inc.                                                  2,733  150,096        0.0%
    B/E Aerospace, Inc.                                        4,181  203,322        0.0%
*   Babcock & Wilcox Enterprises, Inc.                         4,120   94,142        0.0%
    Barnes Group, Inc.                                         5,536  179,865        0.0%
    Barrett Business Services, Inc.                              300    9,303        0.0%
*   Beacon Roofing Supply, Inc.                                4,701  200,874        0.0%
*   BMC Stock Holdings, Inc.                                   2,331   40,909        0.0%
    Brady Corp. Class A                                        4,124  109,245        0.0%
    Briggs & Stratton Corp.                                    5,115  108,285        0.0%
    Brink's Co. (The)                                          6,604  223,479        0.0%
*   Builders FirstSource, Inc.                                 9,365  103,858        0.0%
*   CAI International, Inc.                                    1,816   18,560        0.0%
    Carlisle Cos., Inc.                                        2,546  259,437        0.1%
*   Casella Waste Systems, Inc. Class A                        3,700   26,492        0.0%
*   CBIZ, Inc.                                                 6,664   67,840        0.0%
    CDI Corp.                                                  2,402   17,174        0.0%
    CEB, Inc.                                                  2,528  155,952        0.0%
    CECO Environmental Corp.                                   2,785   18,381        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Celadon Group, Inc.                                        2,824 $   28,438        0.0%
#   CH Robinson Worldwide, Inc.                                3,372    239,311        0.1%
*   Chart Industries, Inc.                                     3,149     81,055        0.0%
    Chicago Bridge & Iron Co. NV                               6,783    273,016        0.1%
#   Cintas Corp.                                               3,157    283,435        0.1%
    CIRCOR International, Inc.                                 1,665     93,989        0.0%
*   Civeo Corp.                                                7,798     11,853        0.0%
    CLARCOR, Inc.                                              5,012    294,555        0.1%
#*  Clean Harbors, Inc.                                        6,405    316,407        0.1%
#*  Colfax Corp.                                               8,659    280,811        0.1%
    Columbus McKinnon Corp.                                    2,111     34,853        0.0%
    Comfort Systems USA, Inc.                                  4,127    121,705        0.0%
*   Commercial Vehicle Group, Inc.                             1,100      2,827        0.0%
*   Continental Building Products, Inc.                        5,600    109,816        0.0%
    Copa Holdings SA Class A                                   2,599    165,686        0.0%
*   Copart, Inc.                                              10,100    432,684        0.1%
    Covanta Holding Corp.                                     12,472    202,795        0.0%
*   Covenant Transportation Group, Inc. Class A                2,301     45,813        0.0%
*   CPI Aerostructures, Inc.                                     400      2,760        0.0%
*   CRA International, Inc.                                      811     17,599        0.0%
    Crane Co.                                                  6,400    355,648        0.1%
    CSX Corp.                                                 44,705  1,219,105        0.2%
    Cummins, Inc.                                              6,521    763,153        0.1%
    Curtiss-Wright Corp.                                       5,012    383,819        0.1%
    Danaher Corp.                                             12,123  1,172,900        0.2%
#   Deere & Co.                                                7,870    661,946        0.1%
    Delta Air Lines, Inc.                                     19,060    794,230        0.1%
#   Deluxe Corp.                                               5,832    366,133        0.1%
#   Donaldson Co., Inc.                                        9,379    306,506        0.1%
    Douglas Dynamics, Inc.                                     2,736     62,682        0.0%
    Dover Corp.                                               10,053    660,482        0.1%
*   Ducommun, Inc.                                             1,256     19,983        0.0%
    Dun & Bradstreet Corp. (The)                               1,684    185,930        0.0%
#*  DXP Enterprises, Inc.                                      1,200     26,220        0.0%
#*  Dycom Industries, Inc.                                     4,466    315,300        0.1%
#   Dynamic Materials Corp.                                    1,500     14,655        0.0%
    Eastern Co. (The)                                            312      5,214        0.0%
    Eaton Corp. P.L.C.                                        12,194    771,514        0.1%
*   Echo Global Logistics, Inc.                                2,419     56,532        0.0%
    EMCOR Group, Inc.                                          6,103    295,873        0.1%
    Emerson Electric Co.                                      16,543    903,744        0.2%
    Encore Wire Corp.                                          2,272     86,904        0.0%
*   Energy Recovery, Inc.                                      3,500     42,560        0.0%
    EnerSys                                                    4,945    288,640        0.1%
*   Engility Holdings, Inc.                                    1,878     36,940        0.0%
    Ennis, Inc.                                                2,743     53,598        0.0%
    EnPro Industries, Inc.                                     1,800    105,444        0.0%
    Equifax, Inc.                                              3,769    453,222        0.1%
    ESCO Technologies, Inc.                                    2,834    109,052        0.0%
    Espey Manufacturing & Electronics Corp.                      200      4,900        0.0%
    Essendant, Inc.                                            3,886    119,650        0.0%
*   Esterline Technologies Corp.                               2,435    167,187        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Expeditors International of Washington, Inc.               2,830 $  140,396        0.0%
    Exponent, Inc.                                             2,200    109,648        0.0%
#   Fastenal Co.                                               5,934    277,652        0.1%
    Federal Signal Corp.                                       9,980    136,626        0.0%
    FedEx Corp.                                                9,778  1,614,446        0.3%
#   Flowserve Corp.                                            8,189    399,705        0.1%
    Fluor Corp.                                                8,804    481,227        0.1%
#   Fortune Brands Home & Security, Inc.                       6,401    354,679        0.1%
    Forward Air Corp.                                          3,378    153,969        0.0%
*   Franklin Covey Co.                                         1,696     27,933        0.0%
#   Franklin Electric Co., Inc.                                4,121    130,182        0.0%
    FreightCar America, Inc.                                   1,200     20,580        0.0%
*   FTI Consulting, Inc.                                       4,499    181,310        0.0%
*   Fuel Tech, Inc.                                            1,500      2,580        0.0%
    G&K Services, Inc. Class A                                 2,201    155,501        0.0%
#   GATX Corp.                                                 4,312    198,093        0.0%
#*  Generac Holdings, Inc.                                     5,106    194,641        0.0%
    General Cable Corp.                                        5,143     80,437        0.0%
#*  Genesee & Wyoming, Inc. Class A                            4,614    300,418        0.1%
*   Gibraltar Industries, Inc.                                 3,616     95,643        0.0%
    Global Brass & Copper Holdings, Inc.                       2,379     64,471        0.0%
    Global Power Equipment Group, Inc.                         1,450      3,350        0.0%
#*  Golden Ocean Group, Ltd.                                   3,722      3,227        0.0%
*   Goldfield Corp. (The)                                        600      1,200        0.0%
    Gorman-Rupp Co. (The)                                      1,946     55,052        0.0%
*   GP Strategies Corp.                                        2,129     49,691        0.0%
    Graco, Inc.                                                3,490    273,581        0.1%
    Graham Corp.                                                 700     12,957        0.0%
    Granite Construction, Inc.                                 3,858    172,028        0.0%
*   Great Lakes Dredge & Dock Corp.                            6,473     29,582        0.0%
#   Greenbrier Cos., Inc. (The)                                2,478     74,315        0.0%
    Griffon Corp.                                              5,226     82,623        0.0%
    H&E Equipment Services, Inc.                               3,897     78,836        0.0%
    Hardinge, Inc.                                             1,951     25,363        0.0%
    Harsco Corp.                                              12,414     88,015        0.0%
*   Hawaiian Holdings, Inc.                                    7,402    311,402        0.1%
#*  HC2 Holdings, Inc.                                           936      3,613        0.0%
*   HD Supply Holdings, Inc.                                   4,104    140,685        0.0%
    Healthcare Services Group, Inc.                            2,476     93,717        0.0%
#   Heartland Express, Inc.                                   11,366    205,838        0.0%
#   HEICO Corp.                                                2,500    153,275        0.0%
    HEICO Corp. Class A                                        3,591    183,787        0.0%
    Heidrick & Struggles International, Inc.                   1,671     32,969        0.0%
*   Heritage-Crystal Clean, Inc.                               2,088     21,715        0.0%
    Herman Miller, Inc.                                        7,882    237,800        0.1%
*   Hertz Global Holdings, Inc.                               31,764    294,135        0.1%
    Hexcel Corp.                                               8,124    367,773        0.1%
*   Hill International, Inc.                                   2,600     11,024        0.0%
    Hillenbrand, Inc.                                          8,312    251,937        0.1%
    HNI Corp.                                                  5,724    250,253        0.1%
    Honeywell International, Inc.                              9,469  1,082,023        0.2%
    Houston Wire & Cable Co.                                   1,200      8,772        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
*   Hub Group, Inc. Class A                                    3,483 $134,165        0.0%
    Hubbell, Inc.                                              3,923  414,896        0.1%
    Hudson Global, Inc.                                        2,300    5,957        0.0%
    Hurco Cos., Inc.                                             500   16,190        0.0%
*   Huron Consulting Group, Inc.                               2,502  139,136        0.0%
    Hyster-Yale Materials Handling, Inc.                       1,249   76,501        0.0%
*   ICF International, Inc.                                    1,939   76,338        0.0%
    IDEX Corp.                                                 4,931  403,849        0.1%
*   IHS, Inc. Class A                                          2,400  295,632        0.1%
    Illinois Tool Works, Inc.                                  5,161  539,428        0.1%
    Ingersoll-Rand P.L.C.                                     12,908  845,990        0.2%
#*  InnerWorkings, Inc.                                        4,367   35,678        0.0%
*   Innovative Solutions & Support, Inc.                         400    1,108        0.0%
    Insperity, Inc.                                            2,668  140,790        0.0%
    Insteel Industries, Inc.                                   1,458   42,267        0.0%
*   Integrated Electrical Services, Inc.                         608    7,339        0.0%
    Interface, Inc.                                            6,223  105,915        0.0%
    ITT Corp.                                                  8,450  324,226        0.1%
*   Jacobs Engineering Group, Inc.                             5,910  263,468        0.1%
    JB Hunt Transport Services, Inc.                           5,012  415,395        0.1%
*   JetBlue Airways Corp.                                     33,180  656,632        0.1%
    John Bean Technologies Corp.                               2,511  130,924        0.0%
#   Joy Global, Inc.                                           7,414  157,918        0.0%
    Kadant, Inc.                                                 500   23,675        0.0%
    Kaman Corp.                                                2,469  103,920        0.0%
#   Kansas City Southern                                       5,470  518,282        0.1%
    KAR Auction Services, Inc.                                14,992  563,699        0.1%
    KBR, Inc.                                                 10,709  166,632        0.0%
    Kelly Services, Inc. Class A                               3,623   68,004        0.0%
    Kennametal, Inc.                                           7,179  167,845        0.0%
*   Key Technology, Inc.                                         200    1,790        0.0%
    Kforce, Inc.                                               3,920   74,519        0.0%
    Kimball International, Inc. Class B                        5,025   58,491        0.0%
*   Kirby Corp.                                                6,360  405,895        0.1%
*   KLX, Inc.                                                  3,858  130,092        0.0%
#   Knight Transportation, Inc.                               10,595  281,509        0.1%
    Knoll, Inc.                                                6,055  141,384        0.0%
    Korn/Ferry International                                   4,693  127,368        0.0%
#   Landstar System, Inc.                                      3,330  218,282        0.0%
*   Lawson Products, Inc.                                        700   13,713        0.0%
*   Layne Christensen Co.                                      1,949   17,327        0.0%
    LB Foster Co. Class A                                        951   18,716        0.0%
    Lennox International, Inc.                                 2,366  319,292        0.1%
    Lincoln Electric Holdings, Inc.                            6,652  416,881        0.1%
#   Lindsay Corp.                                              1,207   92,287        0.0%
#*  LMI Aerospace, Inc.                                          900    7,911        0.0%
    LS Starrett Co. (The) Class A                                230    2,489        0.0%
    LSI Industries, Inc.                                       1,905   24,098        0.0%
*   Lydall, Inc.                                               1,600   58,864        0.0%
#   Manitowoc Co., Inc. (The)                                 13,368   76,198        0.0%
#*  Manitowoc Foodservice, Inc.                               13,368  200,654        0.0%
    ManpowerGroup, Inc.                                        4,927  379,527        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Marten Transport, Ltd.                                     3,597 $   67,120        0.0%
    Masco Corp.                                                7,631    234,348        0.1%
*   MasTec, Inc.                                               8,732    197,867        0.0%
    Matson, Inc.                                               6,252    243,078        0.1%
    Matthews International Corp. Class A                       2,539    133,653        0.0%
    McGrath RentCorp                                           2,866     69,873        0.0%
*   Mercury Systems, Inc.                                      3,426     72,015        0.0%
*   Meritor, Inc.                                              6,964     59,194        0.0%
*   MFRI, Inc.                                                   300      2,094        0.0%
#*  Middleby Corp. (The)                                       1,500    164,460        0.0%
    Miller Industries, Inc.                                    1,300     27,638        0.0%
*   Mistras Group, Inc.                                        2,322     56,587        0.0%
    Mobile Mini, Inc.                                          4,781    154,187        0.0%
*   Moog, Inc. Class A                                         3,642    177,948        0.0%
*   MRC Global, Inc.                                          10,826    151,347        0.0%
    MSA Safety, Inc.                                           3,967    190,773        0.0%
    MSC Industrial Direct Co., Inc. Class A                    5,466    423,615        0.1%
    Mueller Industries, Inc.                                   5,524    174,337        0.0%
    Mueller Water Products, Inc. Class A                      21,496    231,082        0.0%
    Multi-Color Corp.                                          1,844    110,327        0.0%
*   MYR Group, Inc.                                            2,344     59,795        0.0%
*   Navigant Consulting, Inc.                                  4,670     74,533        0.0%
*   Navistar International Corp.                               1,756     26,498        0.0%
*   NCI Building Systems, Inc.                                 6,522     96,134        0.0%
    Nielsen Holdings P.L.C.                                   17,082    890,655        0.2%
*   NL Industries, Inc.                                        2,000      6,140        0.0%
    NN, Inc.                                                   2,533     38,096        0.0%
#   Nordson Corp.                                              4,243    325,565        0.1%
    Norfolk Southern Corp.                                     9,406    847,575        0.2%
*   Nortek, Inc.                                                 919     43,340        0.0%
*   Northwest Pipe Co.                                           665      7,175        0.0%
*   NOW, Inc.                                                  2,403     43,398        0.0%
#*  NV5 Global, Inc.                                             528     13,110        0.0%
#*  Old Dominion Freight Line, Inc.                            9,811    648,017        0.1%
    Omega Flex, Inc.                                             300      9,882        0.0%
*   On Assignment, Inc.                                        5,609    202,261        0.0%
#*  Orion Energy Systems, Inc.                                   900      1,332        0.0%
#*  Orion Marine Group, Inc.                                   2,461     14,372        0.0%
#   Oshkosh Corp.                                              8,932    436,328        0.1%
    Owens Corning                                             10,062    463,556        0.1%
#   PACCAR, Inc.                                              20,290  1,195,284        0.2%
*   PAM Transportation Services, Inc.                            302      7,462        0.0%
    Park-Ohio Holdings Corp.                                   1,783     45,377        0.0%
    Parker-Hannifin Corp.                                      7,847    910,409        0.2%
*   Patrick Industries, Inc.                                   2,332    106,922        0.0%
*   Patriot Transportation Holding, Inc.                         133      2,752        0.0%
*   Pendrell Corp.                                             6,146      3,165        0.0%
    Pentair P.L.C.                                             8,994    522,372        0.1%
*   Performant Financial Corp.                                 6,812     12,193        0.0%
*   PGT, Inc.                                                  9,717    101,737        0.0%
#   Pitney Bowes, Inc.                                        10,321    216,431        0.0%
*   Ply Gem Holdings, Inc.                                     4,100     60,065        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Powell Industries, Inc.                                      901 $   28,039        0.0%
#*  Power Solutions International, Inc.                          277      3,587        0.0%
*   PowerSecure International, Inc.                            1,907     35,699        0.0%
    Preformed Line Products Co.                                  428     17,963        0.0%
#   Primoris Services Corp.                                    6,129    143,357        0.0%
#*  Proto Labs, Inc.                                             741     44,334        0.0%
    Quad/Graphics, Inc.                                        3,742     46,962        0.0%
    Quanex Building Products Corp.                             3,558     67,033        0.0%
*   Quanta Services, Inc.                                     15,563    369,154        0.1%
#*  Radiant Logistics, Inc.                                    4,889     19,263        0.0%
#   Raven Industries, Inc.                                     3,272     52,646        0.0%
#*  RBC Bearings, Inc.                                         2,352    172,402        0.0%
    RCM Technologies, Inc.                                       300      1,572        0.0%
    Regal Beloit Corp.                                         3,171    204,276        0.0%
    Republic Services, Inc.                                   17,195    809,369        0.1%
    Resources Connection, Inc.                                 3,398     50,188        0.0%
*   Rexnord Corp.                                             15,626    340,647        0.1%
*   Roadrunner Transportation Systems, Inc.                    3,928     46,429        0.0%
    Robert Half International, Inc.                            3,697    141,632        0.0%
#   Rockwell Automation, Inc.                                  3,268    370,820        0.1%
#   Rockwell Collins, Inc.                                     1,400    123,466        0.0%
#   Rollins, Inc.                                              4,156    111,672        0.0%
#   Roper Technologies, Inc.                                   1,893    333,338        0.1%
*   RPX Corp.                                                  5,953     65,959        0.0%
    RR Donnelley & Sons Co.                                   15,682    272,867        0.1%
*   Rush Enterprises, Inc. Class A                             3,408     67,104        0.0%
    Ryder System, Inc.                                         7,716    531,787        0.1%
*   Saia, Inc.                                                 2,876     83,174        0.0%
#*  Sensata Technologies Holding NV                            9,400    354,098        0.1%
*   SIFCO Industries, Inc.                                       157      1,675        0.0%
    Simpson Manufacturing Co., Inc.                            4,083    153,521        0.0%
    SkyWest, Inc.                                              5,524    129,814        0.0%
*   SL Industries, Inc.                                          560     22,389        0.0%
    Snap-on, Inc.                                              2,900    461,912        0.1%
#*  SolarCity Corp.                                            2,000     60,640        0.0%
    Southwest Airlines Co.                                    31,539  1,406,955        0.2%
*   SP Plus Corp.                                              2,236     49,818        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  7,209    339,904        0.1%
#*  Spirit Airlines, Inc.                                      5,133    225,493        0.0%
#   SPX Corp.                                                  3,471     55,883        0.0%
*   SPX FLOW, Inc.                                             3,471    103,991        0.0%
    Standex International Corp.                                1,392    106,752        0.0%
    Stanley Black & Decker, Inc.                               7,471    836,154        0.2%
    Steelcase, Inc. Class A                                   10,033    153,104        0.0%
#*  Stericycle, Inc.                                           2,493    238,231        0.1%
*   Sterling Construction Co., Inc.                              832      4,360        0.0%
#   Sun Hydraulics Corp.                                       3,588    126,943        0.0%
    Supreme Industries, Inc. Class A                           1,500     18,645        0.0%
#*  Swift Transportation Co.                                  11,388    189,269        0.0%
    TAL International Group, Inc.                              3,620     61,902        0.0%
#*  Taser International, Inc.                                  4,043     73,825        0.0%
*   Team, Inc.                                                 2,790     80,157        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
*   Teledyne Technologies, Inc.                                3,821 $  355,162        0.1%
    Tennant Co.                                                1,874    100,090        0.0%
    Terex Corp.                                               10,133    242,077        0.1%
    Tetra Tech, Inc.                                           5,759    169,315        0.0%
    Textainer Group Holdings, Ltd.                             5,806     89,587        0.0%
*   Thermon Group Holdings, Inc.                               3,194     59,856        0.0%
    Timken Co. (The)                                           7,441    265,123        0.1%
    Titan International, Inc.                                  3,320     22,012        0.0%
#*  Titan Machinery, Inc.                                      1,637     21,281        0.0%
#   Toro Co. (The)                                             2,757    238,343        0.1%
#*  TransDigm Group, Inc.                                        878    200,070        0.0%
*   TRC Cos., Inc.                                             2,308     19,756        0.0%
*   Trex Co., Inc.                                             1,936     91,863        0.0%
*   TriMas Corp.                                               4,555     82,446        0.0%
#*  TriNet Group, Inc.                                         5,000     83,100        0.0%
    Trinity Industries, Inc.                                  19,670    383,762        0.1%
#   Triumph Group, Inc.                                        5,287    191,284        0.0%
*   TrueBlue, Inc.                                             3,640     68,032        0.0%
*   Tutor Perini Corp.                                         5,050     79,891        0.0%
    Twin Disc, Inc.                                            1,100     14,575        0.0%
    Tyco International P.L.C.                                 16,054    618,400        0.1%
*   Ultralife Corp.                                              900      4,248        0.0%
    UniFirst Corp.                                             1,405    152,274        0.0%
    Union Pacific Corp.                                       30,954  2,700,117        0.5%
*   United Continental Holdings, Inc.                         19,334    885,691        0.2%
    United Parcel Service, Inc. Class B                        6,714    705,440        0.1%
*   United Rentals, Inc.                                      12,157    813,668        0.1%
    United Technologies Corp.                                 28,866  3,012,744        0.5%
    Universal Forest Products, Inc.                            2,015    154,450        0.0%
    Universal Truckload Services, Inc.                         2,487     35,465        0.0%
    US Ecology, Inc.                                           2,754    124,013        0.0%
*   USA Truck, Inc.                                              905     16,037        0.0%
#*  USG Corp.                                                  5,337    144,152        0.0%
#   Valmont Industries, Inc.                                   2,358    331,016        0.1%
*   Vectrus, Inc.                                                582     12,548        0.0%
*   Verisk Analytics, Inc.                                     3,938    305,510        0.1%
#*  Veritiv Corp.                                                833     34,170        0.0%
    Viad Corp.                                                 2,548     75,803        0.0%
*   Vicor Corp.                                                1,600     15,344        0.0%
*   Volt Information Sciences, Inc.                              639      4,799        0.0%
    VSE Corp.                                                    500     31,020        0.0%
*   Wabash National Corp.                                      7,495    106,804        0.0%
*   WABCO Holdings, Inc.                                       2,234    250,565        0.1%
#   Wabtec Corp.                                               2,332    193,393        0.0%
    Waste Connections, Inc.                                   13,121    882,781        0.2%
    Waste Management, Inc.                                    10,825    636,402        0.1%
    Watsco, Inc.                                               3,318    446,171        0.1%
    Watts Water Technologies, Inc. Class A                     2,541    141,966        0.0%
    Werner Enterprises, Inc.                                   7,357    186,426        0.0%
#*  Wesco Aircraft Holdings, Inc.                              9,659    139,379        0.0%
#*  WESCO International, Inc.                                  4,700    276,313        0.1%
    West Corp.                                                 6,127    131,302        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
*   Willdan Group, Inc.                                           911 $     9,793        0.0%
*   Willis Lease Finance Corp.                                    400       9,672        0.0%
    Woodward, Inc.                                              6,979     378,332        0.1%
#   WW Grainger, Inc.                                           1,900     445,588        0.1%
*   Xerium Technologies, Inc.                                   1,405       7,432        0.0%
#*  XPO Logistics, Inc.                                         7,640     230,270        0.0%
    Xylem, Inc.                                                12,516     522,918        0.1%
#*  YRC Worldwide, Inc.                                         2,988      27,490        0.0%
                                                                      -----------       ----
Total Industrials                                                      84,333,589       14.0%
                                                                      -----------       ----
Information Technology -- (16.2%)
#*  3D Systems Corp.                                            1,697      30,020        0.0%
    Accenture P.L.C. Class A                                    6,635     749,224        0.1%
*   ACI Worldwide, Inc.                                         8,700     173,913        0.0%
    Activision Blizzard, Inc.                                  15,104     520,635        0.1%
*   Actua Corp.                                                 4,648      44,063        0.0%
*   Acxiom Corp.                                                7,419     162,995        0.0%
*   Adobe Systems, Inc.                                         2,144     202,008        0.0%
    ADTRAN, Inc.                                                4,691      90,630        0.0%
*   Advanced Energy Industries, Inc.                            2,622      84,822        0.0%
*   Agilysys, Inc.                                              1,500      16,020        0.0%
#*  Akamai Technologies, Inc.                                  10,717     546,460        0.1%
*   Alliance Data Systems Corp.                                 1,259     255,967        0.1%
*   Alliance Fiber Optic Products, Inc.                         2,052      38,003        0.0%
*   Alpha & Omega Semiconductor, Ltd.                           2,773      36,021        0.0%
*   Alphabet, Inc. Class A                                      3,534   2,501,648        0.4%
*   Alphabet, Inc. Class C                                      3,973   2,753,329        0.5%
    Amdocs, Ltd.                                                6,146     347,495        0.1%
    American Software, Inc. Class A                             1,755      16,041        0.0%
*   Amkor Technology, Inc.                                     19,123     109,192        0.0%
#   Amphenol Corp. Class A                                      5,958     332,635        0.1%
*   Amtech Systems, Inc.                                          531       3,319        0.0%
    Analog Devices, Inc.                                        4,788     269,660        0.1%
*   Angie's List, Inc.                                          2,692      23,555        0.0%
*   Anixter International, Inc.                                 3,263     203,285        0.0%
#*  ANSYS, Inc.                                                 3,625     329,041        0.1%
    Apple, Inc.                                               138,338  12,967,804        2.2%
    Applied Materials, Inc.                                    26,736     547,286        0.1%
#*  Arista Networks, Inc.                                       1,400      93,268        0.0%
*   ARRIS International P.L.C.                                 19,824     451,392        0.1%
*   Arrow Electronics, Inc.                                     8,552     531,079        0.1%
#*  Aspen Technology, Inc.                                      4,012     152,576        0.0%
#*  Autodesk, Inc.                                              1,900     113,658        0.0%
    Automatic Data Processing, Inc.                             4,797     424,247        0.1%
*   AVG Technologies NV                                         7,341     145,352        0.0%
*   Avid Technology, Inc.                                       2,744      15,312        0.0%
    Avnet, Inc.                                                 8,819     362,637        0.1%
#   AVX Corp.                                                  15,221     201,222        0.0%
*   Axcelis Technologies, Inc.                                 13,615      38,939        0.0%
*   AXT, Inc.                                                   2,400       6,168        0.0%
    Badger Meter, Inc.                                          1,667     118,907        0.0%
*   Bankrate, Inc.                                              8,276      75,643        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B                                      1,200 $   19,992        0.0%
    Belden, Inc.                                                2,262    142,823        0.0%
*   Benchmark Electronics, Inc.                                 4,214     81,836        0.0%
    Black Box Corp.                                             2,162     31,608        0.0%
    Blackbaud, Inc.                                             3,632    224,349        0.1%
*   Blackhawk Network Holdings, Inc.                            5,514    177,165        0.0%
*   Blucora, Inc.                                               4,883     39,113        0.0%
#   Booz Allen Hamilton Holding Corp.                           6,189    170,631        0.0%
#*  Bottomline Technologies de, Inc.                            2,535     62,260        0.0%
    Broadcom, Ltd.                                              3,209    467,712        0.1%
    Broadridge Financial Solutions, Inc.                        3,815    228,290        0.1%
*   BroadVision, Inc.                                             200      1,302        0.0%
    Brocade Communications Systems, Inc.                       40,237    386,678        0.1%
    Brooks Automation, Inc.                                     7,292     68,982        0.0%
*   BSQUARE Corp.                                               1,400      8,722        0.0%
    CA, Inc.                                                   22,046    653,884        0.1%
    Cabot Microelectronics Corp.                                2,165     90,692        0.0%
*   CACI International, Inc. Class A                            2,766    265,951        0.1%
*   Cadence Design Systems, Inc.                                6,577    152,521        0.0%
*   CalAmp Corp.                                                3,100     46,407        0.0%
*   Calix, Inc.                                                 5,315     36,833        0.0%
#*  Cardtronics, Inc.                                           6,512    256,703        0.1%
*   Cascade Microtech, Inc.                                     2,099     43,890        0.0%
#   Cass Information Systems, Inc.                                876     43,336        0.0%
#*  Cavium, Inc.                                                  900     44,433        0.0%
    CDK Global, Inc.                                            2,199    104,606        0.0%
    CDW Corp.                                                   7,658    294,833        0.1%
*   Ceva, Inc.                                                  1,827     42,131        0.0%
*   Checkpoint Systems, Inc.                                    4,478     45,317        0.0%
*   CIBER, Inc.                                                 7,882     18,286        0.0%
#*  Ciena Corp.                                                 6,144    103,404        0.0%
#*  Cimpress NV                                                 2,089    183,560        0.0%
#*  Cirrus Logic, Inc.                                          6,738    243,242        0.1%
    Cisco Systems, Inc.                                       154,216  4,239,398        0.7%
*   Citrix Systems, Inc.                                        3,002    245,684        0.1%
#*  Clearfield, Inc.                                              600     11,136        0.0%
#   Cognex Corp.                                                3,516    124,923        0.0%
*   Cognizant Technology Solutions Corp. Class A                9,965    581,657        0.1%
*   Coherent, Inc.                                              2,188    204,359        0.0%
    Cohu, Inc.                                                  3,335     38,553        0.0%
*   CommScope Holding Co., Inc.                                11,707    356,010        0.1%
    Communications Systems, Inc.                                  400      2,572        0.0%
    Computer Sciences Corp.                                     6,933    229,690        0.1%
    Computer Task Group, Inc.                                   1,668      8,574        0.0%
    Comtech Telecommunications Corp.                            1,600     38,720        0.0%
    Concurrent Computer Corp.                                   1,400      8,484        0.0%
    Convergys Corp.                                             8,388    222,282        0.0%
*   CoreLogic, Inc.                                             9,208    326,700        0.1%
#*  CoStar Group, Inc.                                            800    157,848        0.0%
*   Covisint Corp.                                              2,639      4,882        0.0%
*   Cray, Inc.                                                  2,309     87,442        0.0%
*   Cree, Inc.                                                  7,797    191,104        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
    CSG Systems International, Inc.                            4,164 $  184,798        0.0%
    CTS Corp.                                                  1,493     24,739        0.0%
#   Cypress Semiconductor Corp.                               26,481    239,123        0.1%
    Daktronics, Inc.                                           3,774     32,834        0.0%
*   Datalink Corp.                                             1,905     15,297        0.0%
*   Demand Media, Inc.                                         2,563     15,096        0.0%
*   DHI Group, Inc.                                            7,764     55,202        0.0%
#   Diebold, Inc.                                              6,891    181,027        0.0%
*   Digi International, Inc.                                   2,826     29,871        0.0%
*   Diodes, Inc.                                               3,494     65,058        0.0%
    Dolby Laboratories, Inc. Class A                           4,096    195,011        0.0%
*   DSP Group, Inc.                                            1,882     17,879        0.0%
    DST Systems, Inc.                                          4,345    524,355        0.1%
*   DTS, Inc.                                                  1,597     34,847        0.0%
    EarthLink Holdings Corp.                                  16,208     94,168        0.0%
*   eBay, Inc.                                                16,987    414,992        0.1%
#   Ebix, Inc.                                                 3,114    149,846        0.0%
*   EchoStar Corp. Class A                                     4,519    184,917        0.0%
    Electro Rent Corp.                                         3,486     34,895        0.0%
*   Electro Scientific Industries, Inc.                        3,565     25,133        0.0%
*   Electronic Arts, Inc.                                      4,650    287,602        0.1%
*   Electronics for Imaging, Inc.                              3,022    120,396        0.0%
*   Ellie Mae, Inc.                                            1,499    125,316        0.0%
*   eMagin Corp.                                                 200        356        0.0%
    EMC Corp.                                                 70,135  1,831,225        0.3%
*   Emcore Corp.                                               2,998     17,089        0.0%
#*  EnerNOC, Inc.                                              3,307     22,554        0.0%
*   Entegris, Inc.                                            10,747    142,828        0.0%
#*  Envestnet, Inc.                                            1,464     45,940        0.0%
#*  EPAM Systems, Inc.                                         2,093    152,642        0.0%
    Epiq Systems, Inc.                                         4,050     59,818        0.0%
*   ePlus, Inc.                                                  624     50,163        0.0%
*   Euronet Worldwide, Inc.                                    3,499    269,773        0.1%
*   Exar Corp.                                                 4,467     27,249        0.0%
*   ExlService Holdings, Inc.                                  2,449    118,507        0.0%
*   Extreme Networks, Inc.                                     4,120     14,461        0.0%
*   F5 Networks, Inc.                                          1,500    157,125        0.0%
*   Fabrinet                                                   3,670    117,330        0.0%
*   Facebook, Inc. Class A                                    13,695  1,610,258        0.3%
#   Fair Isaac Corp.                                           2,048    218,542        0.0%
*   Fairchild Semiconductor International, Inc.               11,196    223,920        0.1%
*   FalconStor Software, Inc.                                  2,300      2,438        0.0%
*   FARO Technologies, Inc.                                      900     26,136        0.0%
#   FEI Co.                                                    2,711    241,333        0.1%
    Fidelity National Information Services, Inc.               9,819    646,090        0.1%
#*  Finisar Corp.                                             10,980    180,731        0.0%
*   FireEye, Inc.                                              1,700     29,495        0.0%
*   First Solar, Inc.                                          4,363    243,630        0.1%
*   Fiserv, Inc.                                               5,128    501,108        0.1%
#*  FleetCor Technologies, Inc.                                4,704    727,615        0.1%
*   Flextronics International, Ltd.                           33,122    402,432        0.1%
    FLIR Systems, Inc.                                        12,300    371,583        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   FormFactor, Inc.                                            5,406 $   41,626        0.0%
    Forrester Research, Inc.                                    1,323     44,479        0.0%
*   Fortinet, Inc.                                              1,332     43,303        0.0%
*   Frequency Electronics, Inc.                                   400      4,052        0.0%
*   Gartner, Inc.                                               1,984    172,945        0.0%
*   Genpact, Ltd.                                              18,505    516,104        0.1%
    Global Payments, Inc.                                       9,901    714,678        0.1%
#*  GrubHub, Inc.                                               4,000    104,880        0.0%
*   GSI Group, Inc.                                             2,146     31,224        0.0%
*   GSI Technology, Inc.                                        1,016      4,013        0.0%
#*  GTT Communications, Inc.                                    2,462     39,343        0.0%
*   Guidewire Software, Inc.                                    1,784    101,634        0.0%
    Hackett Group, Inc. (The)                                   3,070     45,682        0.0%
*   Harmonic, Inc.                                              9,892     34,226        0.0%
    Harris Corp.                                                5,888    471,099        0.1%
    Hewlett Packard Enterprise Co.                             42,870    714,214        0.1%
*   Higher One Holdings, Inc.                                   5,300     20,087        0.0%
    HP, Inc.                                                   33,925    416,260        0.1%
#*  Hutchinson Technology, Inc.                                 2,400      8,760        0.0%
    IAC/InterActiveCorp                                         7,280    337,355        0.1%
*   ID Systems, Inc.                                              100        518        0.0%
#*  Identiv, Inc.                                                 249        662        0.0%
*   II-VI, Inc.                                                 6,190    129,185        0.0%
*   Immersion Corp.                                             1,700     12,427        0.0%
*   Infinera Corp.                                              4,419     52,542        0.0%
    Ingram Micro, Inc. Class A                                 13,574    474,411        0.1%
*   Innodata, Inc.                                                700      1,589        0.0%
*   Inphi Corp.                                                 2,200     65,274        0.0%
*   Insight Enterprises, Inc.                                   4,000     98,840        0.0%
*   Integrated Device Technology, Inc.                         11,278    217,440        0.0%
    Intel Corp.                                               212,801  6,443,614        1.1%
    InterDigital, Inc.                                          5,053    287,920        0.1%
*   Internap Corp.                                              7,500     17,100        0.0%
    International Business Machines Corp.                       9,942  1,450,935        0.3%
    Intersil Corp. Class A                                     11,304    132,144        0.0%
*   IntraLinks Holdings, Inc.                                   3,826     34,090        0.0%
    Intuit, Inc.                                                2,740    276,439        0.1%
*   Inuvo, Inc.                                                 1,177      2,095        0.0%
#*  iPass, Inc.                                                 2,100      2,352        0.0%
#*  IPG Photonics Corp.                                         1,900    164,673        0.0%
*   Itron, Inc.                                                 2,965    121,921        0.0%
*   Ixia                                                        8,038     81,345        0.0%
    IXYS Corp.                                                  3,718     40,154        0.0%
#   j2 Global, Inc.                                             3,921    249,062        0.1%
    Jabil Circuit, Inc.                                        24,166    419,522        0.1%
    Jack Henry & Associates, Inc.                               5,097    413,010        0.1%
    Juniper Networks, Inc.                                     11,681    273,335        0.1%
*   Kemet Corp.                                                 3,823      8,869        0.0%
*   Key Tronic Corp.                                              700      4,991        0.0%
*   Keysight Technologies, Inc.                                12,214    318,541        0.1%
*   Kimball Electronics, Inc.                                   3,228     35,314        0.0%
    KLA-Tencor Corp.                                            4,958    346,763        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   Knowles Corp.                                               4,538 $   60,673        0.0%
*   Kopin Corp.                                                 3,322      5,515        0.0%
*   Kulicke & Soffa Industries, Inc.                            7,775     83,348        0.0%
*   KVH Industries, Inc.                                          884      8,628        0.0%
    Lam Research Corp.                                          6,427    491,023        0.1%
#*  Lattice Semiconductor Corp.                                 7,554     42,076        0.0%
    Leidos Holdings, Inc.                                       5,617    278,659        0.1%
    Lexmark International, Inc. Class A                         6,300    243,180        0.1%
*   Limelight Networks, Inc.                                    9,241     16,172        0.0%
    Linear Technology Corp.                                     4,791    213,104        0.0%
*   LinkedIn Corp. Class A                                        500     62,655        0.0%
*   Lionbridge Technologies, Inc.                               7,777     38,807        0.0%
*   Liquidity Services, Inc.                                    1,759      9,815        0.0%
    Littelfuse, Inc.                                            2,023    235,639        0.1%
*   Lumentum Holdings, Inc.                                     3,606     91,232        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 2,973    121,566        0.0%
#*  Magnachip Semiconductor Corp.                               1,102      5,686        0.0%
*   Manhattan Associates, Inc.                                  5,332    322,799        0.1%
    Marchex, Inc. Class B                                       3,498     14,867        0.0%
    Marvell Technology Group, Ltd.                             18,870    188,323        0.0%
    MasterCard, Inc. Class A                                   10,640  1,031,974        0.2%
*   Mattersight Corp.                                             151        596        0.0%
*   Mattson Technology, Inc.                                    4,091     14,932        0.0%
    Maxim Integrated Products, Inc.                             4,658    166,384        0.0%
    MAXIMUS, Inc.                                               5,634    298,039        0.1%
*   MaxLinear, Inc. Class A                                     2,358     39,496        0.0%
*   Maxwell Technologies, Inc.                                  1,381      8,866        0.0%
*   MeetMe, Inc.                                                1,671      5,715        0.0%
    Mentor Graphics Corp.                                      11,265    224,849        0.1%
#   Mesa Laboratories, Inc.                                       256     25,800        0.0%
    Methode Electronics, Inc.                                   3,800    112,974        0.0%
#   Microchip Technology, Inc.                                 11,042    536,531        0.1%
*   Micron Technology, Inc.                                    55,407    595,625        0.1%
*   Microsemi Corp.                                             8,958    302,691        0.1%
    Microsoft Corp.                                           159,309  7,944,740        1.3%
*   MicroStrategy, Inc. Class A                                 1,129    202,452        0.0%
    MKS Instruments, Inc.                                       5,136    184,177        0.0%
    MOCON, Inc.                                                   400      5,920        0.0%
#*  ModusLink Global Solutions, Inc.                            6,108      8,918        0.0%
*   MoneyGram International, Inc.                               4,487     27,595        0.0%
    Monolithic Power Systems, Inc.                              1,836    114,603        0.0%
    Monotype Imaging Holdings, Inc.                             2,518     55,472        0.0%
*   Monster Worldwide, Inc.                                    10,323     33,034        0.0%
    Motorola Solutions, Inc.                                    2,938    220,908        0.0%
    MTS Systems Corp.                                           1,699     95,518        0.0%
*   Multi-Fineline Electronix, Inc.                             2,741     63,043        0.0%
*   Nanometrics, Inc.                                           2,275     40,631        0.0%
*   NAPCO Security Technologies, Inc.                             990      5,861        0.0%
#   National Instruments Corp.                                  8,187    225,716        0.1%
    NCI, Inc. Class A                                             397      5,741        0.0%
*   NCR Corp.                                                  10,713    311,641        0.1%
*   NeoPhotonics Corp.                                          2,479     29,723        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
#   NetApp, Inc.                                              16,047 $  379,351        0.1%
*   NETGEAR, Inc.                                              3,272    138,733        0.0%
*   NetScout Systems, Inc.                                     2,794     62,194        0.0%
#*  NetSuite, Inc.                                               350     28,364        0.0%
#*  NeuStar, Inc. Class A                                      2,100     49,329        0.0%
*   Newport Corp.                                              2,772     63,728        0.0%
    NIC, Inc.                                                  4,961     87,859        0.0%
*   Nuance Communications, Inc.                               25,474    437,643        0.1%
#*  Numerex Corp. Class A                                        800      6,144        0.0%
    NVE Corp.                                                    473     27,141        0.0%
#   NVIDIA Corp.                                              20,860    741,156        0.1%
#*  Oclaro, Inc.                                               4,670     23,583        0.0%
*   ON Semiconductor Corp.                                    44,617    422,523        0.1%
    Oracle Corp.                                              60,798  2,423,408        0.4%
*   OSI Systems, Inc.                                          1,800     91,602        0.0%
#*  Palo Alto Networks, Inc.                                   1,100    165,957        0.0%
*   PAR Technology Corp.                                         700      4,473        0.0%
    Park Electrochemical Corp.                                 1,965     32,049        0.0%
    Paychex, Inc.                                              6,490    338,259        0.1%
#*  Paycom Software, Inc.                                      3,105    118,642        0.0%
*   PayPal Holdings, Inc.                                      6,400    250,752        0.1%
    PC Connection, Inc.                                        2,600     61,802        0.0%
    PC-Tel, Inc.                                                 700      3,136        0.0%
*   PCM, Inc.                                                    700      6,713        0.0%
*   PDF Solutions, Inc.                                        1,824     24,533        0.0%
    Pegasystems, Inc.                                          6,742    177,921        0.0%
*   Perceptron, Inc.                                             800      3,688        0.0%
*   Perficient, Inc.                                           3,179     66,378        0.0%
*   PFSweb, Inc.                                               1,937     27,312        0.0%
*   Photronics, Inc.                                           6,844     72,410        0.0%
*   Planet Payment, Inc.                                       6,963     27,922        0.0%
    Plantronics, Inc.                                          4,200    161,490        0.0%
*   Plexus Corp.                                               3,638    151,923        0.0%
*   Polycom, Inc.                                             12,395    148,120        0.0%
    Power Integrations, Inc.                                   1,553     74,932        0.0%
*   PRGX Global, Inc.                                          2,000      9,680        0.0%
*   Progress Software Corp.                                    3,875     98,890        0.0%
*   PTC, Inc.                                                  3,400    123,964        0.0%
    QAD, Inc. Class A                                          1,197     23,473        0.0%
    QAD, Inc. Class B                                            160      2,603        0.0%
*   QLogic Corp.                                               9,117    119,342        0.0%
*   Qorvo, Inc.                                                4,647    209,254        0.0%
    QUALCOMM, Inc.                                            37,373  1,888,084        0.3%
*   QuinStreet, Inc.                                           2,573      9,057        0.0%
*   Qumu Corp.                                                   800      3,976        0.0%
#*  Rackspace Hosting, Inc.                                    7,138    163,246        0.0%
*   Radisys Corp.                                              1,829      8,157        0.0%
#*  Rambus, Inc.                                               7,258     84,338        0.0%
*   RealNetworks, Inc.                                         4,961     22,622        0.0%
*   Red Hat, Inc.                                              3,026    222,018        0.0%
    Reis, Inc.                                                   600     15,102        0.0%
*   RetailMeNot, Inc.                                            990      8,346        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
    Richardson Electronics, Ltd.                                 900 $  4,680        0.0%
#*  Rightside Group, Ltd.                                        663    5,994        0.0%
*   Rofin-Sinar Technologies, Inc.                             3,619  116,496        0.0%
*   Rogers Corp.                                               1,408   80,763        0.0%
*   Rosetta Stone, Inc.                                        1,595   12,680        0.0%
*   Rovi Corp.                                                 9,224  162,527        0.0%
*   Ruckus Wireless, Inc.                                      4,829   66,350        0.0%
*   Rudolph Technologies, Inc.                                 3,235   44,869        0.0%
    Sabre Corp.                                                4,486  129,870        0.0%
*   salesforce.com, Inc.                                       2,000  151,600        0.0%
#   SanDisk Corp.                                              5,191  390,000        0.1%
*   Sanmina Corp.                                              8,815  208,475        0.0%
*   ScanSource, Inc.                                           3,055  124,277        0.0%
*   SciQuest, Inc.                                             1,400   19,348        0.0%
*   Seachange International, Inc.                              3,525   13,148        0.0%
#   Seagate Technology P.L.C.                                  6,116  133,145        0.0%
*   Semtech Corp.                                              4,184   90,542        0.0%
#*  ServiceNow, Inc.                                           1,178   84,203        0.0%
#*  ServiceSource International, Inc.                          4,300   17,329        0.0%
*   ShoreTel, Inc.                                             4,700   28,764        0.0%
#*  Shutterstock, Inc.                                           849   34,826        0.0%
*   Sigma Designs, Inc.                                        2,476   15,673        0.0%
*   Silicon Laboratories, Inc.                                 2,570  120,276        0.0%
#*  Silver Spring Networks, Inc.                               2,800   39,340        0.0%
    Skyworks Solutions, Inc.                                   6,269  418,895        0.1%
*   SMTC Corp.                                                 1,100    1,771        0.0%
*   Sonus Networks, Inc.                                       5,626   46,471        0.0%
#*  Splunk, Inc.                                                 800   41,584        0.0%
#   SS&C Technologies Holdings, Inc.                           2,250  137,587        0.0%
#*  Stamps.com, Inc.                                           1,221  100,562        0.0%
*   StarTek, Inc.                                                700    2,870        0.0%
*   Stratasys, Ltd.                                            1,949   47,692        0.0%
#*  SunPower Corp.                                             9,564  192,619        0.0%
*   Super Micro Computer, Inc.                                 3,111   83,717        0.0%
#*  Support.com, Inc.                                          5,020    4,317        0.0%
*   Sykes Enterprises, Inc.                                    4,659  135,810        0.0%
    Symantec Corp.                                            28,546  475,148        0.1%
#*  Synaptics, Inc.                                            3,600  257,580        0.1%
#*  Synchronoss Technologies, Inc.                             4,000  124,280        0.0%
    SYNNEX Corp.                                               4,149  342,583        0.1%
*   Synopsys, Inc.                                             3,400  161,568        0.0%
*   Syntel, Inc.                                               5,908  251,267        0.1%
*   Systemax, Inc.                                             3,556   32,182        0.0%
*   Tableau Software, Inc. Class A                               400   20,680        0.0%
#*  Take-Two Interactive Software, Inc.                        4,700  160,646        0.0%
#*  Tangoe, Inc.                                                 801    7,065        0.0%
    TE Connectivity, Ltd.                                     12,535  745,582        0.1%
*   Tech Data Corp.                                            3,921  269,333        0.1%
*   TechTarget, Inc.                                           1,000    7,760        0.0%
*   Telenav, Inc.                                              4,400   25,080        0.0%
    TeleTech Holdings, Inc.                                    5,417  150,538        0.0%
#*  Teradata Corp.                                             9,546  241,514        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
    Teradyne, Inc.                                            18,685 $  353,333        0.1%
    Tessco Technologies, Inc.                                    672     11,142        0.0%
#   Tessera Technologies, Inc.                                 6,670    191,562        0.0%
    Texas Instruments, Inc.                                   15,532    885,945        0.2%
*   TiVo, Inc.                                                 9,568     95,489        0.0%
    Total System Services, Inc.                                6,890    352,355        0.1%
    TransAct Technologies, Inc.                                  400      3,484        0.0%
    Travelport Worldwide, Ltd.                                 4,022     56,107        0.0%
*   Travelzoo, Inc.                                              900      6,867        0.0%
#*  Trimble Navigation, Ltd.                                   7,620    182,499        0.0%
*   TTM Technologies, Inc.                                     9,581     62,468        0.0%
#*  Twitter, Inc.                                              1,000     14,620        0.0%
#*  Tyler Technologies, Inc.                                   1,117    163,540        0.0%
#*  Ubiquiti Networks, Inc.                                    4,227    150,566        0.0%
*   Ultimate Software Group, Inc. (The)                          680    133,681        0.0%
*   Ultra Clean Holdings, Inc.                                 3,000     17,070        0.0%
*   Ultratech, Inc.                                            2,800     60,732        0.0%
#*  Unisys Corp.                                               3,288     25,350        0.0%
*   United Online, Inc.                                        1,294     14,014        0.0%
#*  Universal Display Corp.                                      975     56,852        0.0%
*   Unwired Planet, Inc.                                         268      2,160        0.0%
*   Vantiv, Inc. Class A                                       5,116    279,027        0.1%
#*  Veeco Instruments, Inc.                                    4,548     83,729        0.0%
#*  VeriFone Systems, Inc.                                    10,890    309,929        0.1%
*   Verint Systems, Inc.                                       2,596     87,849        0.0%
#*  VeriSign, Inc.                                             1,800    155,520        0.0%
#*  ViaSat, Inc.                                               4,821    369,771        0.1%
*   Viavi Solutions, Inc.                                     18,400    119,784        0.0%
*   Virtusa Corp.                                              1,400     49,756        0.0%
#   Visa, Inc. Class A                                        19,776  1,527,498        0.3%
#   Vishay Intertechnology, Inc.                              14,630    177,901        0.0%
*   Vishay Precision Group, Inc.                                 793     11,863        0.0%
#*  VMware, Inc. Class A                                         340     19,349        0.0%
    Wayside Technology Group, Inc.                               200      3,300        0.0%
*   Web.com Group, Inc.                                        7,410    148,126        0.0%
#*  WebMD Health Corp.                                         2,874    180,315        0.0%
*   Westell Technologies, Inc. Class A                         2,172      2,650        0.0%
#   Western Digital Corp.                                      8,160    333,458        0.1%
#   Western Union Co. (The)                                   12,019    240,380        0.1%
#*  WEX, Inc.                                                  3,436    324,668        0.1%
*   Workday, Inc. Class A                                        626     46,937        0.0%
*   Xcerra Corp.                                               3,103     18,308        0.0%
    Xilinx, Inc.                                              13,073    563,185        0.1%
*   XO Group, Inc.                                             1,807     31,912        0.0%
*   Xura, Inc.                                                 1,102     24,674        0.0%
*   Yahoo!, Inc.                                              16,038    586,991        0.1%
*   Zebra Technologies Corp. Class A                           1,700    106,352        0.0%
#*  Zillow Group, Inc. Class A                                 4,406    110,238        0.0%
#*  Zillow Group, Inc. Class C                                 1,000     24,040        0.0%
*   Zix Corp.                                                  5,219     19,467        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Information Technology -- (Continued)
*   Zynga, Inc. Class A                                       73,876 $    175,825        0.0%
                                                                     ------------       ----
Total Information Technology                                          106,436,563       17.7%
                                                                     ------------       ----
Materials -- (4.5%)
    A Schulman, Inc.                                           2,365       65,960        0.0%
#*  A. M. Castle & Co.                                         1,581        5,028        0.0%
    AEP Industries, Inc.                                         875       53,926        0.0%
    Air Products & Chemicals, Inc.                             3,600      525,204        0.1%
#*  AK Steel Holding Corp.                                     4,244       19,862        0.0%
#   Albemarle Corp.                                            3,468      229,443        0.1%
    Alcoa, Inc.                                               52,542      586,894        0.1%
    Allegheny Technologies, Inc.                               8,216      134,249        0.0%
    American Vanguard Corp.                                    3,400       56,270        0.0%
    Ampco-Pittsburgh Corp.                                     1,053       20,102        0.0%
    AptarGroup, Inc.                                           6,795      516,420        0.1%
    Ashland, Inc.                                              2,540      283,464        0.1%
    Avery Dennison Corp.                                       2,953      214,417        0.0%
    Axiall Corp.                                               5,189      122,201        0.0%
    Balchem Corp.                                              3,488      214,024        0.0%
#   Ball Corp.                                                 3,274      233,698        0.1%
    Bemis Co., Inc.                                           11,636      583,894        0.1%
*   Berry Plastics Group, Inc.                                 5,370      193,427        0.0%
*   Boise Cascade Co.                                          4,674       97,546        0.0%
    Cabot Corp.                                                5,774      281,713        0.1%
    Calgon Carbon Corp.                                        5,733       93,964        0.0%
#   Carpenter Technology Corp.                                 5,545      196,348        0.0%
    Celanese Corp. Series A                                    7,300      516,110        0.1%
#*  Century Aluminum Co.                                       7,651       67,482        0.0%
    CF Industries Holdings, Inc.                              19,825      655,613        0.1%
    Chase Corp.                                                  998       56,177        0.0%
#   Chemours Co. (The)                                         2,363       21,551        0.0%
*   Chemtura Corp.                                             7,486      208,485        0.0%
*   Clearwater Paper Corp.                                     1,919      114,641        0.0%
#*  Codexis, Inc.                                              2,200        6,930        0.0%
    Commercial Metals Co.                                     12,372      221,706        0.0%
#   Compass Minerals International, Inc.                       4,696      352,012        0.1%
*   Core Molding Technologies, Inc.                              683        8,012        0.0%
*   Crown Holdings, Inc.                                       3,146      166,612        0.0%
    Deltic Timber Corp.                                          681       42,562        0.0%
    Domtar Corp.                                               7,284      281,454        0.1%
    Dow Chemical Co. (The)                                    38,029    2,000,706        0.3%
    Eagle Materials, Inc.                                      4,584      339,766        0.1%
    Ecolab, Inc.                                               5,386      619,282        0.1%
    EI du Pont de Nemours & Co.                               10,219      673,534        0.1%
*   Ferro Corp.                                                5,502       70,095        0.0%
    Ferroglobe P.L.C.                                          6,099       62,149        0.0%
#*  Flotek Industries, Inc.                                    3,205       30,287        0.0%
#   FMC Corp.                                                  3,376      146,046        0.0%
#   Freeport-McMoRan, Inc.                                     5,947       83,258        0.0%
    Friedman Industries, Inc.                                    400        2,476        0.0%
    FutureFuel Corp.                                           3,113       34,990        0.0%
*   GCP Applied Technologies, Inc.                             1,636       36,205        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Materials -- (Continued)
    Graphic Packaging Holding Co.                             42,159 $  559,872        0.1%
    Greif, Inc. Class A                                        2,800     97,160        0.0%
    Greif, Inc. Class B                                        1,052     48,487        0.0%
*   Handy & Harman, Ltd.                                         300      8,229        0.0%
    Hawkins, Inc.                                                817     31,969        0.0%
    Haynes International, Inc.                                 1,143     42,897        0.0%
    HB Fuller Co.                                              4,005    179,104        0.0%
*   Headwaters, Inc.                                           7,392    147,914        0.0%
#   Hecla Mining Co.                                          26,006    112,086        0.0%
    Huntsman Corp.                                            29,869    470,138        0.1%
    Innophos Holdings, Inc.                                    2,105     77,801        0.0%
    Innospec, Inc.                                             2,596    125,543        0.0%
#   International Flavors & Fragrances, Inc.                   1,600    191,152        0.0%
    International Paper Co.                                   28,627  1,238,690        0.2%
*   Intrepid Potash, Inc.                                      5,959      7,628        0.0%
    Kaiser Aluminum Corp.                                      1,125    106,684        0.0%
    KapStone Paper and Packaging Corp.                        12,344    196,146        0.0%
    KMG Chemicals, Inc.                                          783     18,549        0.0%
*   Koppers Holdings, Inc.                                     2,976     74,787        0.0%
*   Kraton Performance Polymers, Inc.                          3,196     72,581        0.0%
#   Kronos Worldwide, Inc.                                     5,675     37,739        0.0%
*   Louisiana-Pacific Corp.                                   12,991    220,847        0.0%
#*  LSB Industries, Inc.                                       2,432     32,005        0.0%
    LyondellBasell Industries NV Class A                       6,356    525,451        0.1%
#   Martin Marietta Materials, Inc.                            1,763    298,352        0.1%
    Materion Corp.                                             2,000     57,980        0.0%
    Mercer International, Inc.                                 8,133     68,317        0.0%
    Minerals Technologies, Inc.                                3,338    199,946        0.0%
    Monsanto Co.                                               6,200    580,816        0.1%
#   Mosaic Co. (The)                                          19,089    534,301        0.1%
    Myers Industries, Inc.                                     4,623     62,318        0.0%
    Neenah Paper, Inc.                                         2,308    150,228        0.0%
#   NewMarket Corp.                                              700    284,242        0.1%
    Newmont Mining Corp.                                      25,496    891,595        0.2%
    Nucor Corp.                                               17,707    881,454        0.2%
#   Olin Corp.                                                23,788    518,341        0.1%
#   Olympic Steel, Inc.                                          748     16,920        0.0%
*   OMNOVA Solutions, Inc.                                     5,202     37,194        0.0%
#*  Owens-Illinois, Inc.                                      20,794    383,857        0.1%
    Packaging Corp. of America                                 6,986    453,252        0.1%
    PH Glatfelter Co.                                          4,312     98,874        0.0%
#*  Platform Specialty Products Corp.                         17,485    180,095        0.0%
#   PolyOne Corp.                                             11,319    407,258        0.1%
    PPG Industries, Inc.                                       3,332    367,819        0.1%
    Praxair, Inc.                                              4,338    509,541        0.1%
    Quaker Chemical Corp.                                      1,300    115,778        0.0%
    Rayonier Advanced Materials, Inc.                            956      9,799        0.0%
*   Real Industry, Inc.                                          839      7,417        0.0%
    Reliance Steel & Aluminum Co.                              7,404    547,674        0.1%
*   Rentech, Inc.                                                569      1,974        0.0%
*   Resolute Forest Products, Inc.                             8,723     50,681        0.0%
#   Royal Gold, Inc.                                           4,838    302,956        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                       SHARES    VALUE+     ASSETS**
                                                                       ------- ----------- ----------
Materials -- (Continued)
             RPM International, Inc.                                     5,922 $   299,239        0.1%
             Schnitzer Steel Industries, Inc. Class A                    2,700      55,674        0.0%
             Scotts Miracle-Gro Co. (The) Class A                        4,510     319,218        0.1%
             Sealed Air Corp.                                            5,588     264,648        0.1%
             Sensient Technologies Corp.                                 3,000     201,750        0.0%
             Sherwin-Williams Co. (The)                                    700     201,117        0.0%
#            Silgan Holdings, Inc.                                       7,824     396,990        0.1%
             Sonoco Products Co.                                        12,320     577,685        0.1%
#            Southern Copper Corp.                                       2,900      86,043        0.0%
             Steel Dynamics, Inc.                                       14,196     357,881        0.1%
             Stepan Co.                                                  1,876     114,980        0.0%
#*           Stillwater Mining Co.                                      10,155     123,891        0.0%
             SunCoke Energy, Inc.                                        6,774      50,331        0.0%
             Synalloy Corp.                                                498       4,218        0.0%
             TimkenSteel Corp.                                           3,691      47,023        0.0%
*            Trecora Resources                                           2,437      27,904        0.0%
             Tredegar Corp.                                              3,298      52,636        0.0%
#            Tronox, Ltd. Class A                                        5,749      41,853        0.0%
             United States Lime & Minerals, Inc.                           400      21,428        0.0%
#            United States Steel Corp.                                   7,299     139,484        0.0%
#*           Universal Stainless & Alloy Products, Inc.                    900      11,727        0.0%
#*           US Concrete, Inc.                                           2,301     142,110        0.0%
             Valspar Corp. (The)                                         2,101     224,156        0.1%
             Vulcan Materials Co.                                        4,711     507,045        0.1%
#            Westlake Chemical Corp.                                     5,181     260,034        0.1%
             WestRock Co.                                                7,742     324,003        0.1%
             Worthington Industries, Inc.                                5,891     222,385        0.0%
*            WR Grace & Co.                                              1,636     125,448        0.0%
                                                                               -----------        ---
Total Materials                                                                 29,389,534        4.9%
                                                                               -----------        ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       1,200          --        0.0%
                                                                               -----------        ---
Telecommunication Services -- (2.9%)
*            8x8, Inc.                                                   1,219      13,823        0.0%
*            Alaska Communications Systems Group, Inc.                   2,160       3,910        0.0%
             AT&T, Inc.                                                229,936   8,926,115        1.5%
             Atlantic Tele-Network, Inc.                                 1,805     129,798        0.0%
#*           Boingo Wireless, Inc.                                       2,902      22,316        0.0%
#            CenturyLink, Inc.                                          47,241   1,462,109        0.3%
*            Cincinnati Bell, Inc.                                      18,105      69,161        0.0%
#            Cogent Communications Holdings, Inc.                        3,222     124,691        0.0%
#            Consolidated Communications Holdings, Inc.                  6,389     151,036        0.0%
#*           FairPoint Communications, Inc.                              2,200      29,172        0.0%
#            Frontier Communications Corp.                              71,801     399,214        0.1%
*            General Communication, Inc. Class A                         5,129      86,680        0.0%
*            Hawaiian Telcom Holdco, Inc.                                  865      19,921        0.0%
             IDT Corp. Class B                                           3,068      47,063        0.0%
             Inteliquent, Inc.                                           4,793      79,516        0.0%
#*           Intelsat SA                                                 4,493      17,747        0.0%
#*           Iridium Communications, Inc.                                4,837      39,035        0.0%
*            Level 3 Communications, Inc.                                9,472     495,007        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Telecommunication Services -- (Continued)
*   Lumos Networks Corp.                                        2,200 $    28,050        0.0%
#*  NTELOS Holdings Corp.                                       1,700      15,725        0.0%
*   ORBCOMM, Inc.                                               6,642      65,822        0.0%
*   SBA Communications Corp. Class A                            2,317     238,744        0.0%
    Shenandoah Telecommunications Co.                           8,842     253,677        0.1%
    Spok Holdings, Inc.                                         2,587      43,953        0.0%
#*  Sprint Corp.                                               43,419     148,927        0.0%
*   T-Mobile US, Inc.                                          10,724     421,239        0.1%
    Telephone & Data Systems, Inc.                             10,344     305,872        0.1%
*   United States Cellular Corp.                                2,120      90,397        0.0%
    Verizon Communications, Inc.                              106,903   5,445,639        0.9%
*   Vonage Holdings Corp.                                      13,116      61,252        0.0%
#   Windstream Holdings, Inc.                                   7,412      64,336        0.0%
                                                                      -----------        ---
Total Telecommunication Services                                       19,299,947        3.2%
                                                                      -----------        ---
Utilities -- (2.4%)
    AES Corp.                                                  12,991     144,980        0.0%
    AGL Resources, Inc.                                         5,324     350,639        0.1%
    ALLETE, Inc.                                                2,920     164,075        0.0%
#   Alliant Energy Corp.                                        2,190     154,439        0.0%
    Ameren Corp.                                                4,364     209,472        0.0%
    American Electric Power Co., Inc.                           4,618     293,243        0.1%
    American States Water Co.                                   2,900     120,901        0.0%
    American Water Works Co., Inc.                              3,382     246,074        0.1%
#   Aqua America, Inc.                                          8,089     256,098        0.1%
#   Artesian Resources Corp. Class A                              900      24,291        0.0%
    Atmos Energy Corp.                                          4,493     325,967        0.1%
#   Avangrid, Inc.                                              4,032     161,683        0.0%
    Avista Corp.                                                4,382     175,587        0.0%
#   Black Hills Corp.                                           3,248     196,796        0.0%
#   California Water Service Group                              3,500      97,755        0.0%
*   Calpine Corp.                                              29,284     462,101        0.1%
    CenterPoint Energy, Inc.                                    7,411     158,966        0.0%
    Chesapeake Utilities Corp.                                  1,346      80,114        0.0%
    CMS Energy Corp.                                            5,170     210,316        0.0%
    Connecticut Water Service, Inc.                               917      43,117        0.0%
#   Consolidated Edison, Inc.                                   3,460     258,116        0.1%
    Consolidated Water Co., Ltd.                                  959      13,320        0.0%
    Delta Natural Gas Co., Inc.                                   591      15,130        0.0%
    Dominion Resources, Inc.                                    5,442     388,940        0.1%
    DTE Energy Co.                                              3,243     289,146        0.1%
#   Duke Energy Corp.                                           5,884     463,541        0.1%
*   Dynegy, Inc.                                               10,579     186,508        0.0%
    Edison International                                        2,987     211,211        0.0%
    El Paso Electric Co.                                        3,000     135,300        0.0%
    Empire District Electric Co. (The)                          3,337     112,357        0.0%
    Entergy Corp.                                               2,316     174,117        0.0%
    Eversource Energy                                           4,799     270,856        0.1%
    Exelon Corp.                                                7,453     261,526        0.1%
    FirstEnergy Corp.                                           7,459     243,089        0.1%
    Gas Natural, Inc.                                             700       5,110        0.0%
    Genie Energy, Ltd. Class B                                  1,601      11,799        0.0%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Utilities -- (Continued)
    Great Plains Energy, Inc.                                  6,524 $203,744        0.0%
    Hawaiian Electric Industries, Inc.                         4,869  159,168        0.0%
    IDACORP, Inc.                                              1,881  136,805        0.0%
    ITC Holdings Corp.                                         6,925  305,185        0.1%
#   MDU Resources Group, Inc.                                  6,521  130,811        0.0%
    MGE Energy, Inc.                                           2,563  127,765        0.0%
#   Middlesex Water Co.                                        1,448   52,968        0.0%
#   National Fuel Gas Co.                                      2,954  163,947        0.0%
    New Jersey Resources Corp.                                 5,510  196,597        0.0%
    NextEra Energy, Inc.                                       4,067  478,198        0.1%
    NiSource, Inc.                                            14,542  330,249        0.1%
    Northwest Natural Gas Co.                                  1,777   91,587        0.0%
    NorthWestern Corp.                                         2,582  146,761        0.0%
    NRG Energy, Inc.                                          25,053  378,300        0.1%
#   NRG Yield, Inc. Class A                                    1,604   24,268        0.0%
#   NRG Yield, Inc. Class C                                    2,804   45,369        0.0%
#   OGE Energy Corp.                                           5,900  174,581        0.0%
#   ONE Gas, Inc.                                              3,674  214,819        0.0%
#   Ormat Technologies, Inc.                                   3,572  155,025        0.0%
    Otter Tail Corp.                                           2,643   76,436        0.0%
#   Pattern Energy Group, Inc.                                 3,649   76,629        0.0%
    PG&E Corp.                                                 4,479  260,678        0.1%
    Piedmont Natural Gas Co., Inc.                             5,827  348,455        0.1%
    Pinnacle West Capital Corp.                                1,971  143,193        0.0%
#   PNM Resources, Inc.                                        5,929  187,831        0.0%
    Portland General Electric Co.                              5,000  198,600        0.0%
    PPL Corp.                                                  6,096  229,453        0.1%
    Public Service Enterprise Group, Inc.                      4,417  203,756        0.0%
    Questar Corp.                                              7,960  199,557        0.0%
    RGC Resources, Inc.                                          100    2,246        0.0%
#   SCANA Corp.                                                2,529  173,717        0.0%
#   Sempra Energy                                              2,133  220,445        0.1%
    SJW Corp.                                                  1,548   53,267        0.0%
    South Jersey Industries, Inc.                              4,772  133,186        0.0%
#   Southern Co. (The)                                         8,312  416,431        0.1%
    Southwest Gas Corp.                                        2,701  175,322        0.0%
#   Spire, Inc.                                                3,100  198,276        0.0%
#*  Talen Energy Corp.                                           661    7,707        0.0%
    TECO Energy, Inc.                                         10,600  294,362        0.1%
    UGI Corp.                                                 16,660  670,398        0.1%
    Unitil Corp.                                               1,246   49,242        0.0%
#   Vectren Corp.                                              3,548  173,320        0.0%
#   WEC Energy Group, Inc.                                     5,745  334,416        0.1%
    Westar Energy, Inc.                                        5,593  288,655        0.1%
    WGL Holdings, Inc.                                         3,001  203,738        0.0%
    Xcel Energy, Inc.                                          8,217  328,926        0.1%

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Utilities -- (Continued)
#            York Water Co. (The)                                            762 $     22,593        0.0%
                                                                                 ------------      -----
Total Utilities                                                                    16,103,662        2.7%
                                                                                 ------------      -----
TOTAL COMMON STOCKS                                                               585,317,006       97.5%
                                                                                 ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Dyax Corp. Contingent Value Rights                            2,300        2,553        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     1,200           --        0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     11,539       11,711        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                     11,539          563        0.0%
                                                                                 ------------      -----
TOTAL RIGHTS/WARRANTS                                                                  14,827        0.0%
                                                                                 ------------      -----
TOTAL INVESTMENT SECURITIES                                                       585,331,833
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
             State Street Institutional Liquid Reserves, 0.455%          566,334      566,334        0.1%
                                                                                 ------------      -----
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@         DFA Short Term Investment Fund                            6,188,841   71,604,886       11.9%
                                                                                 ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $538,641,873)                                $657,503,053      109.5%
                                                                                 ============      =====

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 96,007,615          --   --    $ 96,007,615
    Consumer Staples               40,556,362          --   --      40,556,362
    Energy                         47,963,745          --   --      47,963,745
    Financials                    102,589,241          --   --     102,589,241
    Health Care                    42,636,748          --   --      42,636,748
    Industrials                    84,333,589          --   --      84,333,589
    Information Technology        106,436,563          --   --     106,436,563
    Materials                      29,389,534          --   --      29,389,534
    Other                                  --          --   --              --
    Telecommunication Services     19,299,947          --   --      19,299,947
    Utilities                      16,103,662          --   --      16,103,662
 Rights/Warrants                           -- $    14,827   --          14,827
 Temporary Cash Investments           566,334          --   --         566,334
 Securities Lending Collateral             --  71,604,886   --      71,604,886
                                 ------------ -----------   --    ------------
 TOTAL                           $585,883,340 $71,619,713   --    $657,503,053
                                 ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
COMMON STOCKS -- (89.0%)

Consumer Discretionary -- (16.9%)
*   1-800-Flowers.com, Inc. Class A                            1,900 $    14,915        0.0%
    A.H. Belo Corp. Class A                                      200         986        0.0%
    Aaron's, Inc.                                              6,323     165,726        0.0%
#   Abercrombie & Fitch Co. Class A                            1,702      45,494        0.0%
    Advance Auto Parts, Inc.                                   2,771     432,553        0.1%
*   Amazon.com, Inc.                                          15,937  10,511,886        1.6%
    AMC Entertainment Holdings, Inc. Class A                   1,300      36,634        0.0%
#*  AMC Networks, Inc. Class A                                 5,067     330,520        0.1%
#*  America's Car-Mart, Inc.                                     200       5,314        0.0%
*   American Axle & Manufacturing Holdings, Inc.               7,524     116,697        0.0%
#   American Eagle Outfitters, Inc.                           26,386     377,584        0.1%
*   Apollo Education Group, Inc.                               2,326      18,143        0.0%
    Aramark                                                   11,051     370,319        0.1%
#   Arctic Cat, Inc.                                             300       4,989        0.0%
*   Asbury Automotive Group, Inc.                              2,558     155,066        0.0%
#*  Ascena Retail Group, Inc.                                 12,144     106,989        0.0%
#   Autoliv, Inc.                                              3,797     465,019        0.1%
#*  AutoNation, Inc.                                           8,328     421,813        0.1%
*   AutoZone, Inc.                                               700     535,661        0.1%
*   Barnes & Noble Education, Inc.                             3,570      33,415        0.0%
    Barnes & Noble, Inc.                                       4,328      50,854        0.0%
    Bassett Furniture Industries, Inc.                         1,000      29,510        0.0%
#*  Bed Bath & Beyond, Inc.                                   11,978     565,601        0.1%
*   Belmond, Ltd. Class A                                      7,702      70,550        0.0%
    Best Buy Co., Inc.                                        35,750   1,146,860        0.2%
    Big 5 Sporting Goods Corp.                                   727       8,789        0.0%
#   Big Lots, Inc.                                             9,338     428,241        0.1%
*   Biglari Holdings, Inc.                                       201      75,162        0.0%
*   BJ's Restaurants, Inc.                                     1,890      84,294        0.0%
    Bloomin' Brands, Inc.                                     15,186     283,978        0.1%
    Blue Nile, Inc.                                            1,171      30,188        0.0%
#   Bob Evans Farms, Inc.                                      2,310     105,197        0.0%
#   BorgWarner, Inc.                                          12,083     434,021        0.1%
*   Bridgepoint Education, Inc.                                3,000      28,620        0.0%
*   Bright Horizons Family Solutions, Inc.                     3,609     236,823        0.0%
#   Brinker International, Inc.                                4,620     213,998        0.0%
    Brunswick Corp.                                            6,687     321,177        0.1%
#   Buckle, Inc. (The)                                           933      27,001        0.0%
#*  Buffalo Wild Wings, Inc.                                   1,776     237,380        0.0%
*   Build-A-Bear Workshop, Inc.                                  500       6,585        0.0%
#*  Burlington Stores, Inc.                                    5,359     305,302        0.1%
#*  Cabela's, Inc.                                             4,448     231,963        0.0%
#   Cable One, Inc.                                              400     183,584        0.0%
    Cablevision Systems Corp. Class A                         10,142     338,641        0.1%
#   CalAtlantic Group, Inc.                                    5,051     163,501        0.0%
    Caleres, Inc.                                              5,000     126,050        0.0%
    Callaway Golf Co.                                          7,313      68,303        0.0%
*   Cambium Learning Group, Inc.                               3,100      14,105        0.0%
    Capella Education Co.                                        683      37,777        0.0%
*   Career Education Corp.                                     3,938      21,029        0.0%
#*  CarMax, Inc.                                              10,512     556,610        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc.                                       1,357 $   40,696        0.0%
    Carnival Corp.                                              4,072    199,732        0.0%
#   Carriage Services, Inc.                                       682     16,661        0.0%
*   Carrols Restaurant Group, Inc.                              3,123     43,441        0.0%
    Carter's, Inc.                                              5,949    634,580        0.1%
    Cato Corp. (The) Class A                                    2,771    101,391        0.0%
*   Cavco Industries, Inc.                                        638     55,946        0.0%
    CBS Corp. Class B                                          19,239  1,075,653        0.2%
*   Century Casinos, Inc.                                       1,500      8,955        0.0%
*   Century Communities, Inc.                                     895     15,430        0.0%
#*  Charter Communications, Inc. Class A                        2,184    463,532        0.1%
#   Cheesecake Factory, Inc. (The)                              3,997    203,887        0.0%
*   Cherokee, Inc.                                                600      9,384        0.0%
#   Chico's FAS, Inc.                                          12,561    158,394        0.0%
#   Children's Place, Inc. (The)                                2,479    193,139        0.0%
#*  Chipotle Mexican Grill, Inc.                                  600    252,582        0.1%
    Choice Hotels International, Inc.                           3,869    196,004        0.0%
    Churchill Downs, Inc.                                         199     26,702        0.0%
#*  Chuy's Holdings, Inc.                                       1,407     42,970        0.0%
    Cinemark Holdings, Inc.                                    10,693    370,512        0.1%
    Citi Trends, Inc.                                           1,100     19,756        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                  600      3,066        0.0%
#   ClubCorp Holdings, Inc.                                       996     13,297        0.0%
#   Coach, Inc.                                                10,131    407,975        0.1%
    Collectors Universe, Inc.                                     299      5,200        0.0%
    Columbia Sportswear Co.                                     5,640    330,335        0.1%
    Comcast Corp. Class A                                     119,282  7,247,574        1.1%
#*  Conn's, Inc.                                                  765     10,511        0.0%
    Cooper Tire & Rubber Co.                                    4,449    153,668        0.0%
*   Cooper-Standard Holding, Inc.                               1,180     90,990        0.0%
#   Cracker Barrel Old Country Store, Inc.                      2,393    350,359        0.1%
*   Crocs, Inc.                                                 3,300     27,555        0.0%
*   Crown Media Holdings, Inc. Class A                          8,966     45,458        0.0%
    CSS Industries, Inc.                                          242      6,766        0.0%
    CST Brands, Inc.                                            6,232    235,383        0.0%
    Culp, Inc.                                                    882     23,144        0.0%
#   Dana Holding Corp.                                          1,977     25,563        0.0%
    Darden Restaurants, Inc.                                    8,908    554,523        0.1%
*   Dave & Buster's Entertainment, Inc.                         2,648    102,478        0.0%
#*  Deckers Outdoor Corp.                                       2,955    170,829        0.0%
*   Del Frisco's Restaurant Group, Inc.                         1,500     23,895        0.0%
#*  Del Taco Restaurants, Inc.                                    559      5,059        0.0%
    Delphi Automotive P.L.C.                                    7,240    533,081        0.1%
*   Delta Apparel, Inc.                                           231      4,678        0.0%
*   Denny's Corp.                                               4,902     48,481        0.0%
    Destination Maternity Corp.                                   400      2,788        0.0%
*   Destination XL Group, Inc.                                  3,519     18,897        0.0%
#*  Diamond Resorts International, Inc.                         5,074    107,620        0.0%
    Dick's Sporting Goods, Inc.                                 6,496    301,025        0.1%
#   Dillard's, Inc. Class A                                     3,226    227,272        0.0%
    DineEquity, Inc.                                            1,900    163,400        0.0%
*   Discovery Communications, Inc. Class A                      9,300    253,983        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Discovery Communications, Inc. Class C                     16,748 $  448,511        0.1%
*   DISH Network Corp. Class A                                  7,508    370,069        0.1%
    Dollar General Corp.                                        8,725    714,665        0.1%
#*  Dollar Tree, Inc.                                           8,382    668,129        0.1%
    Domino's Pizza, Inc.                                        2,436    294,464        0.1%
*   Dorman Products, Inc.                                       1,723     92,680        0.0%
    DR Horton, Inc.                                            23,271    699,526        0.1%
*   DreamWorks Animation SKG, Inc. Class A                      5,244    209,340        0.0%
    Drew Industries, Inc.                                       2,229    144,506        0.0%
    DSW, Inc. Class A                                           9,053    222,432        0.0%
#   Dunkin' Brands Group, Inc.                                  7,392    343,728        0.1%
*   Emerson Radio Corp.                                           900        720        0.0%
*   Entercom Communications Corp. Class A                       2,402     27,239        0.0%
    Entravision Communications Corp. Class A                    5,862     46,603        0.0%
    Escalade, Inc.                                                900     10,737        0.0%
#   Ethan Allen Interiors, Inc.                                 2,684     91,363        0.0%
*   EW Scripps Co. (The) Class A                                8,839    134,176        0.0%
#   Expedia, Inc.                                               3,056    353,793        0.1%
#*  Express, Inc.                                              10,245    186,254        0.0%
*   Federal-Mogul Holdings Corp.                                6,121     56,558        0.0%
#*  Fiesta Restaurant Group, Inc.                               1,007     32,335        0.0%
    Finish Line, Inc. (The) Class A                             4,245     83,839        0.0%
#*  Five Below, Inc.                                            3,058    127,519        0.0%
    Flexsteel Industries, Inc.                                    561     22,939        0.0%
#   Foot Locker, Inc.                                           6,851    420,925        0.1%
    Ford Motor Co.                                            153,458  2,080,891        0.3%
#*  Fossil Group, Inc.                                          3,034    122,877        0.0%
*   Fox Factory Holding Corp.                                   3,872     67,024        0.0%
*   Francesca's Holdings Corp.                                  5,360     88,976        0.0%
#   Fred's, Inc. Class A                                        4,728     69,360        0.0%
*   FTD Cos., Inc.                                              1,655     46,026        0.0%
#*  Fuel Systems Solutions, Inc.                                  700      3,710        0.0%
#*  G-III Apparel Group, Ltd.                                   3,526    159,552        0.0%
*   Gaiam, Inc. Class A                                           700      4,641        0.0%
#   GameStop Corp. Class A                                     10,270    336,856        0.1%
*   Gaming Partners International Corp.                           100        905        0.0%
#   Gannett Co., Inc.                                           7,353    123,898        0.0%
#   Gap, Inc. (The)                                            24,091    558,429        0.1%
#   Garmin, Ltd.                                                9,145    389,851        0.1%
    General Motors Co.                                         40,323  1,282,271        0.2%
#*  Genesco, Inc.                                               2,582    178,623        0.0%
#   Gentex Corp.                                               23,766    381,207        0.1%
*   Gentherm, Inc.                                              3,542    130,133        0.0%
#   Genuine Parts Co.                                           6,044    580,043        0.1%
#*  Global Eagle Entertainment, Inc.                            3,343     26,777        0.0%
#   GNC Holdings, Inc. Class A                                  8,381    204,161        0.0%
    Goodyear Tire & Rubber Co. (The)                           21,734    629,634        0.1%
    Graham Holdings Co. Class B                                   400    190,616        0.0%
*   Grand Canyon Education, Inc.                                2,481    108,494        0.0%
*   Gray Television, Inc.                                       7,427     95,437        0.0%
*   Green Brick Partners, Inc.                                  1,732     12,765        0.0%
    Group 1 Automotive, Inc.                                    1,917    126,215        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
#   Guess?, Inc.                                               7,232 $  132,707        0.0%
    H&R Block, Inc.                                            7,160    144,918        0.0%
    Hanesbrands, Inc.                                         17,992    522,308        0.1%
#   Harley-Davidson, Inc.                                      8,819    421,813        0.1%
#   Harman International Industries, Inc.                      5,820    446,743        0.1%
#   Hasbro, Inc.                                               7,116    602,298        0.1%
    Haverty Furniture Cos., Inc.                               1,894     35,361        0.0%
*   Helen of Troy, Ltd.                                        2,970    295,604        0.1%
*   Hibbett Sports, Inc.                                         200      7,220        0.0%
    Hilton Worldwide Holdings, Inc.                            9,550    210,578        0.0%
    Home Depot, Inc. (The)                                    42,655  5,711,078        0.9%
    Hooker Furniture Corp.                                       800     19,840        0.0%
*   Horizon Global Corp.                                         907     11,129        0.0%
*   Houghton Mifflin Harcourt Co.                              7,623    156,348        0.0%
    HSN, Inc.                                                  4,445    235,718        0.0%
*   Hyatt Hotels Corp. Class A                                   825     39,501        0.0%
*   Iconix Brand Group, Inc.                                     600      5,088        0.0%
*   Installed Building Products, Inc.                          3,000     79,740        0.0%
    International Game Technology P.L.C.                       2,302     39,917        0.0%
    International Speedway Corp. Class A                       2,700     90,423        0.0%
    Interpublic Group of Cos., Inc. (The)                     25,813    592,150        0.1%
#   Interval Leisure Group, Inc.                               1,471     20,771        0.0%
*   Intrawest Resorts Holdings, Inc.                           1,035      8,942        0.0%
#*  iRobot Corp.                                               1,368     51,136        0.0%
*   Isle of Capri Casinos, Inc.                                3,770     56,173        0.0%
*   J Alexander's Holdings, Inc.                                 367      3,780        0.0%
    Jack in the Box, Inc.                                      1,960    132,398        0.0%
#*  JC Penney Co., Inc.                                       11,279    104,669        0.0%
    John Wiley & Sons, Inc. Class A                            5,783    286,779        0.1%
    Johnson Controls, Inc.                                    15,587    645,302        0.1%
    Johnson Outdoors, Inc. Class A                               600     14,478        0.0%
#*  Kate Spade & Co.                                          12,226    314,575        0.1%
#   KB Home                                                    3,300     44,781        0.0%
    Kirkland's, Inc.                                             952     15,632        0.0%
#   Kohl's Corp.                                              15,219    674,202        0.1%
#*  Krispy Kreme Doughnuts, Inc.                               3,242     56,443        0.0%
    L Brands, Inc.                                             5,300    414,937        0.1%
#*  La Quinta Holdings, Inc.                                     589      7,522        0.0%
    La-Z-Boy, Inc.                                             5,276    136,490        0.0%
*   Lands' End, Inc.                                             597     14,525        0.0%
#   Las Vegas Sands Corp.                                      6,041    272,751        0.1%
    Lear Corp.                                                 1,813    208,731        0.0%
    Leggett & Platt, Inc.                                      6,869    338,573        0.1%
#   Lennar Corp. Class A                                      14,965    678,064        0.1%
    Lennar Corp. Class B                                       1,100     39,556        0.0%
    Libbey, Inc.                                               1,981     36,847        0.0%
#*  Liberty Braves Group Class A                                 527      8,242        0.0%
*   Liberty Braves Group Class C                               1,166     17,397        0.0%
*   Liberty Broadband Corp. Class A                            1,330     76,236        0.0%
*   Liberty Broadband Corp. Class C                            4,009    229,515        0.0%
*   Liberty Interactive Corp., QVC Group Class A              31,073    814,113        0.1%
*   Liberty Media Group Class A                                1,318     24,119        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Liberty Media Group Class C                                2,915 $   52,470        0.0%
*   Liberty SiriusXM Group Class A                             5,275    172,862        0.0%
*   Liberty SiriusXM Group Class C                            11,661    373,385        0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                 6,253    137,941        0.0%
*   Liberty Ventures Series A                                  7,291    291,640        0.1%
    Lifetime Brands, Inc.                                      1,200     20,724        0.0%
#   Lions Gate Entertainment Corp.                             3,798     84,316        0.0%
#   Lithia Motors, Inc. Class A                                2,297    190,697        0.0%
#*  Live Nation Entertainment, Inc.                           15,615    335,410        0.1%
*   LKQ Corp.                                                 15,662    501,967        0.1%
*   Loral Space & Communications, Inc.                           620     22,742        0.0%
    Lowe's Cos., Inc.                                         16,566  1,259,347        0.2%
*   Lululemon Athletica, Inc.                                  5,736    375,995        0.1%
*   M/I Homes, Inc.                                            3,414     68,621        0.0%
    Macy's, Inc.                                               5,265    208,441        0.0%
#*  Madison Square Garden Co. (The) Class A                    1,628    255,563        0.1%
*   Malibu Boats, Inc. Class A                                 1,300     22,880        0.0%
    Marcus Corp. (The)                                         1,600     30,960        0.0%
    Marine Products Corp.                                        700      5,733        0.0%
*   MarineMax, Inc.                                            1,724     32,773        0.0%
#   Marriott International, Inc. Class A                       3,525    247,067        0.0%
    Marriott Vacations Worldwide Corp.                         1,742    109,119        0.0%
    Mattel, Inc.                                              17,178    534,064        0.1%
    McDonald's Corp.                                          16,627  2,103,149        0.3%
#   MDC Holdings, Inc.                                         5,545    136,462        0.0%
*   Media General, Inc.                                        7,656    132,678        0.0%
    Meredith Corp.                                             3,163    162,294        0.0%
*   Meritage Homes Corp.                                       5,470    186,144        0.0%
*   MGM Resorts International                                 12,257    261,074        0.1%
#*  Michael Kors Holdings, Ltd.                                9,811    506,836        0.1%
*   Michaels Cos., Inc. (The)                                 11,300    321,259        0.1%
*   Mohawk Industries, Inc.                                    3,667    706,374        0.1%
#   Monro Muffler Brake, Inc.                                  2,190    151,592        0.0%
*   Motorcar Parts of America, Inc.                              840     26,939        0.0%
    Movado Group, Inc.                                           805     22,709        0.0%
*   MSG Networks, Inc. Class A                                 4,886     83,502        0.0%
*   Murphy USA, Inc.                                           3,791    217,679        0.0%
*   Nathan's Famous, Inc.                                        200      8,902        0.0%
    National CineMedia, Inc.                                   7,269    103,220        0.0%
*   Nautilus, Inc.                                             3,718     65,586        0.0%
#*  Netflix, Inc.                                              4,923    443,218        0.1%
    New Media Investment Group, Inc.                           1,424     22,855        0.0%
*   New York & Co., Inc.                                       1,300      4,836        0.0%
#   New York Times Co. (The) Class A                          14,657    187,903        0.0%
    Newell Brands, Inc.                                        6,196    282,166        0.1%
    News Corp. Class A                                        13,399    166,416        0.0%
#   News Corp. Class B                                         5,746     74,468        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                   2,169    111,335        0.0%
    NIKE, Inc. Class B                                        57,462  3,386,810        0.5%
#   Nordstrom, Inc.                                            7,762    396,871        0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                       8,088    395,422        0.1%
    Nutrisystem, Inc.                                          1,849     40,715        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   NVR, Inc.                                                    200 $  332,258        0.1%
*   O'Reilly Automotive, Inc.                                  3,128    821,663        0.1%
*   Office Depot, Inc.                                        24,090    141,649        0.0%
#   Omnicom Group, Inc.                                       12,098  1,003,771        0.2%
#   Outerwall, Inc.                                              300     12,393        0.0%
#*  Overstock.com, Inc.                                          200      2,918        0.0%
    Oxford Industries, Inc.                                    1,700    112,914        0.0%
#*  Panera Bread Co. Class A                                   2,704    579,981        0.1%
#   Papa John's International, Inc.                            2,294    129,817        0.0%
#*  Penn National Gaming, Inc.                                 1,675     27,018        0.0%
#   Penske Automotive Group, Inc.                              6,452    252,467        0.1%
*   Perry Ellis International, Inc.                            1,600     30,480        0.0%
#   PetMed Express, Inc.                                         500      9,150        0.0%
#   Pier 1 Imports, Inc.                                       7,964     54,872        0.0%
*   Pinnacle Entertainment, Inc.                               2,285     25,226        0.0%
#   Polaris Industries, Inc.                                   3,186    311,846        0.1%
    Pool Corp.                                                 2,800    244,748        0.0%
#*  Popeyes Louisiana Kitchen, Inc.                            1,467     78,866        0.0%
*   Potbelly Corp.                                               810     11,543        0.0%
*   Priceline Group, Inc. (The)                                1,576  2,117,608        0.3%
    PulteGroup, Inc.                                          28,654    526,947        0.1%
    PVH Corp.                                                  3,366    321,790        0.1%
    Ralph Lauren Corp.                                         4,438    413,666        0.1%
    RCI Hospitality Holdings, Inc.                               288      2,952        0.0%
*   Reading International, Inc. Class A                        1,600     20,752        0.0%
*   Red Lion Hotels Corp.                                      1,771     13,991        0.0%
*   Red Robin Gourmet Burgers, Inc.                            1,456     94,436        0.0%
#   Regal Entertainment Group Class A                         10,595    220,906        0.0%
*   Regis Corp.                                                  798     10,909        0.0%
    Rent-A-Center, Inc.                                        1,500     22,050        0.0%
    Ross Stores, Inc.                                         12,866    730,532        0.1%
    Royal Caribbean Cruises, Ltd.                              3,425    265,095        0.1%
*   Ruby Tuesday, Inc.                                         7,751     34,104        0.0%
    Ruth's Hospitality Group, Inc.                             4,263     67,696        0.0%
    Saga Communications, Inc. Class A                            133      5,593        0.0%
    Salem Media Group, Inc.                                      400      3,108        0.0%
#*  Sally Beauty Holdings, Inc.                               10,457    328,350        0.1%
    Scholastic Corp.                                           3,801    138,280        0.0%
#*  Scientific Games Corp. Class A                             1,408     13,967        0.0%
#   Scripps Networks Interactive, Inc. Class A                 7,328    456,901        0.1%
*   Sears Hometown and Outlet Stores, Inc.                       528      3,575        0.0%
#   SeaWorld Entertainment, Inc.                               6,372    126,994        0.0%
*   Select Comfort Corp.                                       4,528    111,751        0.0%
*   Sequential Brands Group, Inc.                                 50        278        0.0%
    Service Corp. International                               11,545    307,905        0.1%
*   ServiceMaster Global Holdings, Inc.                       10,686    409,488        0.1%
    Shoe Carnival, Inc.                                        2,176     55,771        0.0%
*   Shutterfly, Inc.                                           1,895     87,132        0.0%
#   Signet Jewelers, Ltd.                                      3,500    379,960        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     7,600    243,732        0.0%
#*  Sirius XM Holdings, Inc.                                  56,764    224,218        0.0%
#   Six Flags Entertainment Corp.                              5,240    314,662        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Skechers U.S.A., Inc. Class A                              9,999 $  330,467        0.1%
#*  Smith & Wesson Holding Corp.                               4,927    107,556        0.0%
#   Sonic Automotive, Inc. Class A                             3,308     62,058        0.0%
    Sonic Corp.                                                3,600    123,732        0.0%
#   Sotheby's                                                    620     16,889        0.0%
    Spartan Motors, Inc.                                         551      2,678        0.0%
    Speedway Motorsports, Inc.                                 1,799     31,518        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       1,601     18,219        0.0%
    Standard Motor Products, Inc.                              1,900     67,469        0.0%
    Staples, Inc.                                             19,388    197,758        0.0%
    Starbucks Corp.                                           38,046  2,139,327        0.3%
    Starwood Hotels & Resorts Worldwide, Inc.                  2,655    217,391        0.0%
*   Starz Class A                                              5,035    137,002        0.0%
*   Starz Class B                                                 17        428        0.0%
    Stein Mart, Inc.                                           4,256     30,813        0.0%
*   Steven Madden, Ltd.                                        5,853    204,914        0.0%
*   Stoneridge, Inc.                                           2,300     32,798        0.0%
    Strattec Security Corp.                                      130      6,877        0.0%
*   Strayer Education, Inc.                                      486     24,125        0.0%
    Sturm Ruger & Co., Inc.                                    1,789    114,550        0.0%
    Superior Uniform Group, Inc.                                 923     17,555        0.0%
    Tailored Brands, Inc.                                      4,200     73,164        0.0%
    Target Corp.                                              15,300  1,216,350        0.2%
    TEGNA, Inc.                                               34,842    813,909        0.1%
#*  Tempur Sealy International, Inc.                           7,115    431,667        0.1%
#*  Tenneco, Inc.                                              2,200    117,260        0.0%
#*  Tesla Motors, Inc.                                         1,100    264,836        0.1%
#   Texas Roadhouse, Inc.                                      4,609    187,678        0.0%
    Thor Industries, Inc.                                      4,337    277,655        0.1%
#   Tiffany & Co.                                              7,007    499,949        0.1%
*   Tilly's, Inc. Class A                                      1,038      6,529        0.0%
    Time Warner Cable, Inc.                                    5,986  1,269,690        0.2%
    Time Warner, Inc.                                         41,847  3,144,384        0.5%
    Time, Inc.                                                 9,672    142,178        0.0%
    TJX Cos., Inc. (The)                                      21,173  1,605,337        0.3%
*   Toll Brothers, Inc.                                       12,006    327,764        0.1%
*   TopBuild Corp.                                             1,509     47,111        0.0%
    Tower International, Inc.                                  1,600     36,720        0.0%
#   Tractor Supply Co.                                         5,329    504,443        0.1%
*   Trans World Entertainment Corp.                            1,000      3,880        0.0%
*   TRI Pointe Group, Inc.                                    20,017    232,197        0.0%
    Tribune Publishing Co.                                     2,758     31,248        0.0%
#*  TripAdvisor, Inc.                                          3,400    219,606        0.0%
#*  Tuesday Morning Corp.                                      2,328     20,207        0.0%
*   Tumi Holdings, Inc.                                        6,658    177,635        0.0%
#   Tupperware Brands Corp.                                    3,312    192,328        0.0%
    Twenty-First Century Fox, Inc. Class A                    51,924  1,571,220        0.3%
    Twenty-First Century Fox, Inc. Class B                    20,237    609,538        0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     1,800    374,904        0.1%
#*  Under Armour, Inc. Class A                                 3,600    158,184        0.0%
#*  Under Armour, Inc. Class C                                 3,600    146,880        0.0%
*   Unifi, Inc.                                                  690     17,774        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
*   Universal Electronics, Inc.                                 1,355 $     89,986        0.0%
#*  Urban Outfitters, Inc.                                      9,018      273,426        0.1%
#   Vail Resorts, Inc.                                          3,475      450,499        0.1%
#*  Vera Bradley, Inc.                                          3,100       54,374        0.0%
    VF Corp.                                                    9,011      568,144        0.1%
#   Viacom, Inc. Class A                                          736       32,332        0.0%
    Viacom, Inc. Class B                                        9,467      387,200        0.1%
*   Vista Outdoor, Inc.                                         4,764      228,577        0.0%
#   Visteon Corp.                                               2,240      178,461        0.0%
#*  Vitamin Shoppe, Inc.                                        2,293       62,759        0.0%
    Walt Disney Co. (The)                                      39,096    4,037,053        0.6%
#*  Wayfair, Inc. Class A                                       1,254       47,339        0.0%
*   WCI Communities, Inc.                                       1,491       23,826        0.0%
#   Wendy's Co. (The)                                          28,688      311,552        0.1%
*   West Marine, Inc.                                           1,791       17,946        0.0%
#   Weyco Group, Inc.                                             489       13,712        0.0%
    Whirlpool Corp.                                             5,100      888,114        0.1%
#   Williams-Sonoma, Inc.                                       4,117      241,997        0.0%
    Winmark Corp.                                                 200       19,040        0.0%
#   Winnebago Industries, Inc.                                  2,298       49,729        0.0%
    Wolverine World Wide, Inc.                                  4,980       94,371        0.0%
    Wyndham Worldwide Corp.                                     3,700      262,515        0.1%
#   Wynn Resorts, Ltd.                                          1,900      167,770        0.0%
    Yum! Brands, Inc.                                           4,748      377,751        0.1%
*   Zagg, Inc.                                                  3,300       26,433        0.0%
#*  Zumiez, Inc.                                                2,090       35,070        0.0%
                                                                      ------------       ----
Total Consumer Discretionary                                           121,405,335       18.9%
                                                                      ------------       ----
Consumer Staples -- (6.9%)
    Andersons, Inc. (The)                                       3,024      101,334        0.0%
    Avon Products, Inc.                                        50,400      237,384        0.0%
#   B&G Foods, Inc.                                             6,581      271,203        0.1%
*   Boston Beer Co., Inc. (The) Class A                         1,000      156,080        0.0%
#   Brown-Forman Corp. Class A                                  1,108      114,911        0.0%
#   Brown-Forman Corp. Class B                                  3,637      350,316        0.1%
    Bunge, Ltd.                                                 8,389      524,313        0.1%
#   Cal-Maine Foods, Inc.                                       2,600      131,976        0.0%
#   Calavo Growers, Inc.                                        1,237       70,719        0.0%
#   Campbell Soup Co.                                           7,745      477,944        0.1%
    Casey's General Stores, Inc.                                6,341      710,192        0.1%
*   Central Garden & Pet Co.                                      300        4,881        0.0%
*   Central Garden & Pet Co. Class A                            3,967       64,622        0.0%
#*  Chefs' Warehouse, Inc. (The)                                2,274       43,820        0.0%
#   Church & Dwight Co., Inc.                                   3,500      324,450        0.1%
#   Clorox Co. (The)                                            6,458      808,735        0.1%
#   Coca-Cola Bottling Co. Consolidated                         1,137      181,204        0.0%
    Coca-Cola Co. (The)                                       117,765    5,275,872        0.8%
    Coca-Cola Enterprises, Inc.                                 9,228      484,285        0.1%
    Colgate-Palmolive Co.                                      30,603    2,170,365        0.3%
    Constellation Brands, Inc. Class A                          4,118      642,655        0.1%
    Costco Wholesale Corp.                                     16,591    2,457,625        0.4%
#   Coty, Inc. Class A                                          2,800       85,120        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Staples -- (Continued)
*   Craft Brew Alliance, Inc.                                  1,900 $   16,188        0.0%
    CVS Health Corp.                                          58,121  5,841,161        0.9%
*   Darling Ingredients, Inc.                                  7,777    112,689        0.0%
#   Dean Foods Co.                                             3,636     62,648        0.0%
    Dr Pepper Snapple Group, Inc.                              4,797    436,095        0.1%
    Edgewell Personal Care Co.                                 6,528    535,753        0.1%
    Energizer Holdings, Inc.                                   3,728    162,131        0.0%
    Estee Lauder Cos., Inc. (The) Class A                     10,228    980,558        0.2%
#*  Farmer Brothers Co.                                        1,600     48,336        0.0%
#   Flowers Foods, Inc.                                       16,380    313,841        0.1%
    Fresh Del Monte Produce, Inc.                              3,443    148,944        0.0%
#*  Hain Celestial Group, Inc. (The)                           2,254     94,352        0.0%
#*  Herbalife, Ltd.                                            7,200    417,240        0.1%
*   HRG Group, Inc.                                            9,972    143,597        0.0%
    Ingles Markets, Inc. Class A                               1,749     63,086        0.0%
    Ingredion, Inc.                                            1,760    202,558        0.0%
    Inter Parfums, Inc.                                        3,047     93,299        0.0%
    J&J Snack Foods Corp.                                      1,758    177,787        0.0%
    JM Smucker Co. (The)                                       6,294    799,212        0.1%
    John B. Sanfilippo & Son, Inc.                               898     49,686        0.0%
    Kellogg Co.                                                5,640    433,208        0.1%
    Kimberly-Clark Corp.                                       5,778    723,348        0.1%
    Kraft Heinz Co. (The)                                     11,405    890,388        0.1%
    Kroger Co. (The)                                          31,471  1,113,759        0.2%
    Lancaster Colony Corp.                                     2,541    296,027        0.1%
*   Landec Corp.                                               1,591     17,899        0.0%
    McCormick & Co., Inc. Non-voting                           5,478    513,727        0.1%
    McCormick & Co., Inc. Voting                                 200     18,749        0.0%
    Mead Johnson Nutrition Co.                                 5,463    476,100        0.1%
    Medifast, Inc.                                             1,761     55,524        0.0%
#   MGP Ingredients, Inc.                                      1,475     38,970        0.0%
    Molson Coors Brewing Co. Class B                           3,970    379,651        0.1%
*   Monster Beverage Corp.                                     2,309    333,004        0.1%
*   National Beverage Corp.                                    2,397    112,036        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   2,129     28,443        0.0%
#   Natural Health Trends Corp.                                  187      6,768        0.0%
    Nu Skin Enterprises, Inc. Class A                          3,061    124,797        0.0%
*   Nutraceutical International Corp.                            700     16,513        0.0%
    Oil-Dri Corp. of America                                     489     16,313        0.0%
*   Omega Protein Corp.                                        1,908     35,470        0.0%
#   Orchids Paper Products Co.                                   544     16,685        0.0%
    PepsiCo, Inc.                                             30,895  3,180,949        0.5%
    Pinnacle Foods, Inc.                                       9,534    406,053        0.1%
#*  Post Holdings, Inc.                                        5,528    397,132        0.1%
#   PriceSmart, Inc.                                           2,746    237,639        0.0%
*   Primo Water Corp.                                          1,191     13,101        0.0%
    Procter & Gamble Co. (The)                                44,733  3,584,008        0.6%
*   Revlon, Inc. Class A                                       4,642    169,108        0.0%
*   Rite Aid Corp.                                            18,583    149,593        0.0%
    Sanderson Farms, Inc.                                      1,265    116,051        0.0%
*   Seneca Foods Corp. Class A                                 1,029     33,535        0.0%
*   Smart & Final Stores, Inc.                                    57        907        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Consumer Staples -- (Continued)
    Snyder's-Lance, Inc.                                       9,556 $   305,505        0.1%
    SpartanNash Co.                                            2,069      57,311        0.0%
#   Spectrum Brands Holdings, Inc.                             3,761     427,250        0.1%
#*  Sprouts Farmers Market, Inc.                               9,751     273,711        0.1%
    Sysco Corp.                                               19,035     876,943        0.1%
#   Tootsie Roll Industries, Inc.                              1,429      50,930        0.0%
#*  TreeHouse Foods, Inc.                                      5,726     506,178        0.1%
*   United Natural Foods, Inc.                                   911      32,495        0.0%
#*  USANA Health Sciences, Inc.                                  400      47,376        0.0%
    Village Super Market, Inc. Class A                           801      19,544        0.0%
    Wal-Mart Stores, Inc.                                     61,545   4,115,514        0.6%
    Walgreens Boots Alliance, Inc.                            24,173   1,916,435        0.3%
#   WD-40 Co.                                                  1,055     107,927        0.0%
    Weis Markets, Inc.                                         2,276     103,604        0.0%
#*  WhiteWave Foods Co. (The)                                  3,696     148,616        0.0%
#   Whole Foods Market, Inc.                                  17,985     523,004        0.1%
                                                                     -----------        ---
Total Consumer Staples                                                49,836,965        7.8%
                                                                     -----------        ---
Energy -- (2.5%)
#   Alon USA Energy, Inc.                                      2,379      24,979        0.0%
*   Antero Resources Corp.                                       959      27,140        0.0%
#   Apache Corp.                                               3,896     211,942        0.1%
    Archrock, Inc.                                             5,588      55,042        0.0%
    Baker Hughes, Inc.                                         8,042     388,911        0.1%
#   Bristow Group, Inc.                                          400       9,168        0.0%
    California Resources Corp.                                19,778      43,512        0.0%
*   Callon Petroleum Co.                                       8,022      84,311        0.0%
    Cheniere Energy Partners L.P. Holdings LLC                 1,100      21,428        0.0%
#*  Cheniere Energy, Inc.                                      2,531      98,405        0.0%
    Chesapeake Energy Corp.                                    6,100      41,907        0.0%
#*  Cobalt International Energy, Inc.                         18,489      59,719        0.0%
    Columbia Pipeline Group, Inc.                              5,017     128,536        0.0%
*   Contango Oil & Gas Co.                                       870      10,945        0.0%
#   Core Laboratories NV                                       4,800     641,568        0.1%
#   CVR Energy, Inc.                                             998      24,231        0.0%
    Delek US Holdings, Inc.                                    1,400      22,246        0.0%
    DHT Holdings, Inc.                                         7,415      42,562        0.0%
#   Diamond Offshore Drilling, Inc.                           11,660     282,872        0.1%
#*  Dorian LPG, Ltd.                                           2,248      22,840        0.0%
#*  Dril-Quip, Inc.                                            4,086     264,854        0.1%
*   Era Group, Inc.                                              200       1,906        0.0%
    Evolution Petroleum Corp.                                    400       2,216        0.0%
*   Exterran Corp.                                             2,794      42,748        0.0%
*   Fairmount Santrol Holdings, Inc.                             201         804        0.0%
*   FMC Technologies, Inc.                                    25,036     763,348        0.1%
#*  Forum Energy Technologies, Inc.                            5,421      90,748        0.0%
#   Frank's International NV                                   9,564     159,241        0.0%
*   Geospace Technologies Corp.                                  400       6,544        0.0%
    Green Plains, Inc.                                         2,665      48,236        0.0%
    Gulf Island Fabrication, Inc.                                887       6,661        0.0%
*   Gulfport Energy Corp.                                        700      21,910        0.0%
#   Hallador Energy Co.                                           68         318        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Energy -- (Continued)
*   Helix Energy Solutions Group, Inc.                        12,800 $   110,464        0.0%
#   Helmerich & Payne, Inc.                                    8,404     555,672        0.1%
    HollyFrontier Corp.                                        5,493     195,551        0.0%
#*  Isramco, Inc.                                                 37       3,447        0.0%
    Kinder Morgan, Inc.                                        3,095      54,967        0.0%
    Marathon Petroleum Corp.                                  25,565     999,080        0.2%
*   Matrix Service Co.                                         2,520      47,477        0.0%
    Nabors Industries, Ltd.                                   20,773     203,575        0.0%
#   National Oilwell Varco, Inc.                              13,602     490,216        0.1%
*   Natural Gas Services Group, Inc.                           1,311      30,140        0.0%
*   Newpark Resources, Inc.                                    2,200      10,274        0.0%
#   Noble Corp. P.L.C.                                        18,796     211,079        0.1%
#   Nordic American Tankers, Ltd.                                 60         925        0.0%
    Oceaneering International, Inc.                            8,889     325,782        0.1%
#*  Oil States International, Inc.                             5,629     194,989        0.0%
#   ONEOK, Inc.                                                7,268     262,738        0.1%
    Panhandle Oil and Gas, Inc. Class A                        1,703      32,170        0.0%
#*  Par Pacific Holdings, Inc.                                 2,262      43,227        0.0%
*   Parker Drilling Co.                                        7,600      23,256        0.0%
#*  Parsley Energy, Inc. Class A                               6,262     146,656        0.0%
#   Patterson-UTI Energy, Inc.                                10,593     209,212        0.0%
    PBF Energy, Inc. Class A                                  12,285     395,331        0.1%
*   PHI, Inc. Non-voting                                         305       6,838        0.0%
    Phillips 66                                               21,008   1,724,967        0.3%
    QEP Resources, Inc.                                        6,500     116,545        0.0%
#*  Renewable Energy Group, Inc.                               2,869      27,887        0.0%
*   Rice Energy, Inc.                                            900      15,579        0.0%
#*  RigNet, Inc.                                                 209       3,574        0.0%
#   Rowan Cos. P.L.C. Class A                                 10,391     195,455        0.0%
#   RPC, Inc.                                                 14,110     213,343        0.1%
#*  RSP Permian, Inc.                                          5,552     169,947        0.0%
    Schlumberger, Ltd.                                        49,946   4,012,662        0.6%
#*  SEACOR Holdings, Inc.                                      1,700      99,909        0.0%
#   Ship Finance International, Ltd.                           2,989      45,343        0.0%
#*  Southwestern Energy Co.                                   12,565     168,748        0.0%
    Spectra Energy Corp.                                       3,720     116,324        0.0%
    Superior Energy Services, Inc.                             2,618      44,139        0.0%
#   Teekay Tankers, Ltd. Class A                               2,130       8,392        0.0%
    Tesco Corp.                                                  839       7,937        0.0%
    Tesoro Corp.                                               9,900     788,931        0.1%
*   TETRA Technologies, Inc.                                   3,352      24,134        0.0%
    Transocean, Ltd.                                          15,214     168,571        0.0%
*   Triangle Petroleum Corp.                                   4,158       1,867        0.0%
#   US Silica Holdings, Inc.                                   1,234      31,529        0.0%
    Valero Energy Corp.                                       18,752   1,103,930        0.2%
    Western Refining, Inc.                                     3,300      88,308        0.0%
*   Whiting Petroleum Corp.                                    7,358      88,296        0.0%
*   Willbros Group, Inc.                                       3,895      12,464        0.0%
    World Fuel Services Corp.                                  5,812     271,595        0.1%
                                                                     -----------        ---
Total Energy                                                          17,755,240        2.8%
                                                                     -----------        ---

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (14.4%)
    1st Source Corp.                                            2,410 $   83,000        0.0%
    A-Mark Precious Metals, Inc.                                  600     12,288        0.0%
#   Access National Corp.                                         564     11,088        0.0%
    ACNB Corp.                                                    300      6,621        0.0%
*   Affiliated Managers Group, Inc.                             4,000    681,280        0.1%
    Aflac, Inc.                                                18,265  1,259,737        0.2%
    Alexander & Baldwin, Inc.                                   3,120    119,309        0.0%
*   Alleghany Corp.                                               858    447,258        0.1%
    Allied World Assurance Co. Holdings AG                      7,412    263,719        0.1%
    Allstate Corp. (The)                                       10,375    674,894        0.1%
*   Ally Financial, Inc.                                       34,135    607,944        0.1%
*   Altisource Asset Management Corp.                              50        838        0.0%
*   Altisource Portfolio Solutions SA                             500     15,645        0.0%
*   Ambac Financial Group, Inc.                                 3,060     49,664        0.0%
#   American Equity Investment Life Holding Co.                 7,479    104,706        0.0%
    American Express Co.                                       33,664  2,202,636        0.4%
    American Financial Group, Inc.                              4,969    343,408        0.1%
    American International Group, Inc.                         46,063  2,571,237        0.4%
    American National Bankshares, Inc.                          1,000     26,730        0.0%
    American National Insurance Co.                             1,825    211,919        0.0%
    Ameriprise Financial, Inc.                                 13,682  1,312,104        0.2%
    Ameris Bancorp                                              1,977     62,078        0.0%
    AMERISAFE, Inc.                                             1,741     93,805        0.0%
    AmTrust Financial Services, Inc.                           20,840    517,874        0.1%
    Aon P.L.C.                                                 11,773  1,237,578        0.2%
*   Arch Capital Group, Ltd.                                    5,036    354,988        0.1%
    Argo Group International Holdings, Ltd.                       550     30,233        0.0%
#   Arrow Financial Corp.                                       1,164     32,778        0.0%
#   Arthur J Gallagher & Co.                                   12,413    571,495        0.1%
#   Artisan Partners Asset Management, Inc. Class A             1,060     34,249        0.0%
    Aspen Insurance Holdings, Ltd.                              5,284    244,913        0.1%
#   Associated Banc-Corp                                       10,404    189,769        0.0%
*   Associated Capital Group, Inc. Class A                        247      7,526        0.0%
    Assurant, Inc.                                              6,147    519,852        0.1%
    Assured Guaranty, Ltd.                                     14,800    382,876        0.1%
*   Asta Funding, Inc.                                            300      3,003        0.0%
    Astoria Financial Corp.                                     9,636    144,925        0.0%
*   Atlas Financial Holdings, Inc.                                553      9,716        0.0%
#*  AV Homes, Inc.                                                 93      1,070        0.0%
    Axis Capital Holdings, Ltd.                                 5,473    291,547        0.1%
    Baldwin & Lyons, Inc. Class B                               1,222     29,866        0.0%
#   Banc of California, Inc.                                    2,699     54,925        0.0%
    BancFirst Corp.                                             1,214     75,717        0.0%
*   Bancorp, Inc. (The)                                           400      2,268        0.0%
    BancorpSouth, Inc.                                          8,266    194,168        0.0%
#   Bank Mutual Corp.                                           4,446     35,924        0.0%
    Bank of America Corp.                                     352,291  5,129,357        0.8%
#   Bank of Hawaii Corp.                                        3,611    247,029        0.1%
#   Bank of Marin Bancorp                                         519     25,441        0.0%
    Bank of New York Mellon Corp. (The)                        27,905  1,122,897        0.2%
#   Bank of the Ozarks, Inc.                                    7,342    303,225        0.1%
    BankFinancial Corp.                                         1,550     19,158        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    BankUnited, Inc.                                           7,430 $  256,335        0.1%
    Banner Corp.                                               2,240     95,827        0.0%
    Bar Harbor Bankshares                                        400     13,880        0.0%
    BB&T Corp.                                                16,704    590,988        0.1%
    BBCN Bancorp, Inc.                                         6,352     99,218        0.0%
*   BBX Capital Corp. Class A                                     46        709        0.0%
*   Beneficial Bancorp, Inc.                                   9,276    128,844        0.0%
*   Berkshire Hathaway, Inc. Class B                           4,283    623,091        0.1%
    Berkshire Hills Bancorp, Inc.                              2,823     76,616        0.0%
    BGC Partners, Inc. Class A                                23,551    213,843        0.0%
    BlackRock, Inc.                                            3,120  1,111,750        0.2%
    Blue Hills Bancorp, Inc.                                   1,836     26,769        0.0%
    BNC Bancorp                                                1,699     37,990        0.0%
#*  BofI Holding, Inc.                                         4,160     84,739        0.0%
#   BOK Financial Corp.                                        3,643    219,236        0.0%
    Boston Private Financial Holdings, Inc.                    7,656     93,556        0.0%
    Bridge Bancorp, Inc.                                         588     17,899        0.0%
    Brookline Bancorp, Inc.                                    6,407     72,912        0.0%
    Brown & Brown, Inc.                                       16,533    580,474        0.1%
    Bryn Mawr Bank Corp.                                       1,601     45,500        0.0%
*   BSB Bancorp, Inc.                                            453     10,768        0.0%
    Calamos Asset Management, Inc. Class A                       900      7,416        0.0%
    Camden National Corp.                                      1,000     43,510        0.0%
    Cape Bancorp, Inc.                                         1,200     17,508        0.0%
    Capital Bank Financial Corp. Class A                       2,375     71,796        0.0%
    Capital City Bank Group, Inc.                              1,416     20,985        0.0%
    Capital One Financial Corp.                               14,144  1,023,884        0.2%
    Capitol Federal Financial, Inc.                           10,781    143,279        0.0%
    Cardinal Financial Corp.                                   2,763     61,145        0.0%
*   Cascade Bancorp                                            5,552     33,590        0.0%
    Cash America International, Inc.                           2,107     77,875        0.0%
    Cathay General Bancorp                                     6,626    202,226        0.0%
#   CBOE Holdings, Inc.                                        3,765    233,279        0.0%
*   CBRE Group, Inc. Class A                                  20,148    596,985        0.1%
    CenterState Banks, Inc.                                    3,781     61,592        0.0%
    Central Pacific Financial Corp.                            3,120     72,821        0.0%
    Charles Schwab Corp. (The)                                18,185    516,636        0.1%
    Charter Financial Corp.                                      849     10,638        0.0%
    Chemical Financial Corp.                                   3,526    135,610        0.0%
    Chubb, Ltd.                                                9,023  1,063,451        0.2%
#   Cincinnati Financial Corp.                                 5,246    346,288        0.1%
#   CIT Group, Inc.                                            4,226    146,093        0.0%
    Citigroup, Inc.                                           74,633  3,454,015        0.5%
#   Citizens & Northern Corp.                                  1,090     22,007        0.0%
    Citizens Financial Group, Inc.                            16,701    381,618        0.1%
#*  Citizens, Inc.                                             4,745     38,672        0.0%
#   City Holding Co.                                           1,292     63,463        0.0%
    Clifton Bancorp, Inc.                                      1,950     29,016        0.0%
    CME Group, Inc.                                            8,088    743,368        0.1%
    CNA Financial Corp.                                        1,100     34,760        0.0%
    CNB Financial Corp.                                          900     16,101        0.0%
    CNO Financial Group, Inc.                                  7,390    135,754        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    CoBiz Financial, Inc.                                      3,019 $ 36,560        0.0%
#   Cohen & Steers, Inc.                                       3,485  136,856        0.0%
    Columbia Banking System, Inc.                              5,407  159,452        0.0%
    Comerica, Inc.                                             4,524  200,866        0.0%
#   Commerce Bancshares, Inc.                                  8,091  378,821        0.1%
#   Community Bank System, Inc.                                3,975  157,291        0.0%
    Community Trust Bancorp, Inc.                              1,498   53,733        0.0%
    ConnectOne Bancorp, Inc.                                   2,590   44,574        0.0%
#*  Cowen Group, Inc. Class A                                  6,528   22,750        0.0%
    Crawford & Co. Class A                                     1,114    6,963        0.0%
    Crawford & Co. Class B                                       686    4,624        0.0%
#*  Credit Acceptance Corp.                                    1,770  347,398        0.1%
*   CU Bancorp                                                 1,253   28,869        0.0%
#   Cullen/Frost Bankers, Inc.                                 4,250  271,957        0.1%
*   Customers Bancorp, Inc.                                    2,057   53,441        0.0%
#   CVB Financial Corp.                                        8,511  146,219        0.0%
#   Diamond Hill Investment Group, Inc.                          400   70,104        0.0%
    Dime Community Bancshares, Inc.                            3,295   59,672        0.0%
    Discover Financial Services                               16,586  933,294        0.2%
    Donegal Group, Inc. Class A                                2,142   32,794        0.0%
*   E*TRADE Financial Corp.                                    8,700  219,066        0.0%
*   Eagle Bancorp, Inc.                                        2,499  126,699        0.0%
    East West Bancorp, Inc.                                   10,139  380,111        0.1%
#   Eaton Vance Corp.                                         14,600  504,138        0.1%
#*  eHealth, Inc.                                              1,100   12,309        0.0%
    EMC Insurance Group, Inc.                                  2,364   62,551        0.0%
#*  Emergent Capital, Inc.                                     1,800    7,884        0.0%
    Employers Holdings, Inc.                                   3,642  108,167        0.0%
#*  Encore Capital Group, Inc.                                 1,364   38,397        0.0%
    Endurance Specialty Holdings, Ltd.                         6,856  438,647        0.1%
#*  Enstar Group, Ltd.                                         1,494  236,709        0.0%
    Enterprise Financial Services Corp.                        1,875   51,319        0.0%
    Erie Indemnity Co. Class A                                 3,848  363,213        0.1%
    ESSA Bancorp, Inc.                                         1,200   16,260        0.0%
#   EverBank Financial Corp.                                  10,386  156,621        0.0%
    Evercore Partners, Inc. Class A                            2,955  152,596        0.0%
    Everest Re Group, Ltd.                                     2,800  517,720        0.1%
#   FactSet Research Systems, Inc.                             2,623  395,417        0.1%
#   Farmers Capital Bank Corp.                                   454   12,762        0.0%
    FBL Financial Group, Inc. Class A                            800   48,376        0.0%
*   FCB Financial Holdings, Inc. Class A                       2,457   85,872        0.0%
    Federal Agricultural Mortgage Corp. Class C                  638   25,954        0.0%
    Federated Investors, Inc. Class B                         11,474  362,578        0.1%
    Federated National Holding Co.                             1,909   36,366        0.0%
#   Fidelity & Guaranty Life                                     706   18,667        0.0%
    Fidelity Southern Corp.                                    1,866   30,155        0.0%
#   Fifth Third Bancorp                                       21,449  392,731        0.1%
    Financial Engines, Inc.                                      761   24,512        0.0%
    Financial Institutions, Inc.                               1,193   33,404        0.0%
*   First Acceptance Corp.                                     1,000    1,740        0.0%
#   First American Financial Corp.                            10,865  391,357        0.1%
    First Bancorp                                              1,698   34,639        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                      SHARES   VALUE+    ASSETS**
                                                                      ------ ---------- ----------
Financials -- (Continued)
            First Bancorp, Inc.                                          700 $   13,895        0.0%
            First Busey Corp.                                          2,176     44,477        0.0%
#           First Business Financial Services, Inc.                      600     15,186        0.0%
            First Cash Financial Services, Inc.                        2,319    106,048        0.0%
            First Citizens BancShares, Inc. Class A                      918    234,090        0.0%
            First Commonwealth Financial Corp.                         8,041     73,816        0.0%
            First Community Bancshares, Inc.                           1,468     30,549        0.0%
            First Connecticut Bancorp., Inc.                           1,375     23,691        0.0%
            First Defiance Financial Corp.                               822     32,535        0.0%
            First Financial Bancorp                                    5,401    105,319        0.0%
            First Financial Bankshares, Inc.                           1,900     61,522        0.0%
            First Financial Corp.                                        822     29,123        0.0%
            First Financial Northwest, Inc.                            1,300     17,732        0.0%
#           First Horizon National Corp.                              16,240    228,659        0.0%
            First Interstate BancSystem, Inc. Class A                  1,957     53,035        0.0%
            First Merchants Corp.                                      3,476     89,159        0.0%
            First Midwest Bancorp, Inc.                                6,925    127,974        0.0%
*           First NBC Bank Holding Co.                                   406      8,826        0.0%
            First Niagara Financial Group, Inc.                       21,047    222,256        0.0%
#           First of Long Island Corp. (The)                             970     29,692        0.0%
(degrees)*  First Place Financial Corp.                                  400         --        0.0%
            First Republic Bank                                        6,974    490,412        0.1%
            First South Bancorp, Inc.                                     29        249        0.0%
            FirstMerit Corp.                                          10,956    242,785        0.1%
*           Flagstar Bancorp, Inc.                                     4,974    117,735        0.0%
            Flushing Financial Corp.                                   2,393     47,740        0.0%
            FNB Corp.                                                 17,032    225,163        0.0%
            FNF Group                                                  9,486    302,603        0.1%
#*          FNFV Group                                                 2,128     22,919        0.0%
#*          Forestar Group, Inc.                                       2,048     27,648        0.0%
            Fox Chase Bancorp, Inc.                                      798     15,729        0.0%
            Franklin Resources, Inc.                                  12,723    475,077        0.1%
*           FRP Holdings, Inc.                                           237      8,646        0.0%
#           Fulton Financial Corp.                                    16,398    229,408        0.0%
            Gain Capital Holdings, Inc.                                2,306     15,796        0.0%
            GAMCO Investors, Inc. Class A                              1,001     39,610        0.0%
#*          Genworth Financial, Inc. Class A                          28,726     98,530        0.0%
            German American Bancorp, Inc.                              1,054     33,970        0.0%
#           Glacier Bancorp, Inc.                                      5,133    132,893        0.0%
*           Global Indemnity P.L.C.                                    1,393     43,810        0.0%
            Goldman Sachs Group, Inc. (The)                           10,005  1,641,921        0.3%
            Great Southern Bancorp, Inc.                               1,245     47,136        0.0%
#*          Green Dot Corp. Class A                                    4,461     99,168        0.0%
#           Greenhill & Co., Inc.                                        193      4,250        0.0%
*           Greenlight Capital Re, Ltd. Class A                        2,872     61,834        0.0%
            Guaranty Bancorp                                           1,220     20,032        0.0%
*           Hallmark Financial Services, Inc.                          1,500     16,935        0.0%
            Hancock Holding Co.                                        6,052    157,170        0.0%
            Hanmi Financial Corp.                                      2,758     63,765        0.0%
            Hanover Insurance Group, Inc. (The)                        4,242    363,794        0.1%
            Hartford Financial Services Group, Inc. (The)             15,808    701,559        0.1%
#           HCI Group, Inc.                                              700     20,972        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Heartland Financial USA, Inc.                              1,901 $   63,703        0.0%
    Hennessy Advisors, Inc.                                      200      6,150        0.0%
    Heritage Commerce Corp.                                    2,641     27,572        0.0%
    Heritage Financial Corp.                                   2,774     51,180        0.0%
#   Heritage Insurance Holdings, Inc.                          2,100     27,909        0.0%
    Heritage Oaks Bancorp                                      1,846     15,414        0.0%
    HFF, Inc. Class A                                          3,530    112,360        0.0%
*   Hilltop Holdings, Inc.                                     9,920    197,011        0.0%
    Home Bancorp, Inc.                                           196      5,472        0.0%
    Home BancShares, Inc.                                      6,331    272,170        0.1%
*   HomeStreet, Inc.                                           1,895     40,837        0.0%
*   HomeTrust Bancshares, Inc.                                 1,696     31,461        0.0%
    Horace Mann Educators Corp.                                3,051     94,886        0.0%
    Horizon Bancorp                                              857     20,911        0.0%
#*  Howard Hughes Corp. (The)                                    137     14,408        0.0%
#   Huntington Bancshares, Inc.                                9,647     97,049        0.0%
    Iberiabank Corp.                                           3,798    224,044        0.0%
#   Independence Holding Co.                                     330      5,072        0.0%
    Independent Bank Corp.                                     2,320    109,110        0.0%
    Independent Bank Group, Inc.                               1,039     38,027        0.0%
#   Interactive Brokers Group, Inc. Class A                    6,602    250,876        0.1%
    Intercontinental Exchange, Inc.                            3,100    744,093        0.1%
    International Bancshares Corp.                             5,990    156,878        0.0%
*   INTL. FCStone, Inc.                                        1,988     54,272        0.0%
    Invesco, Ltd.                                             23,391    725,355        0.1%
    Investment Technology Group, Inc.                          2,776     54,188        0.0%
    Investors Bancorp, Inc.                                   23,878    275,791        0.1%
#   Janus Capital Group, Inc.                                 11,000    160,600        0.0%
    Jones Lang LaSalle, Inc.                                   1,600    184,272        0.0%
    JPMorgan Chase & Co.                                      85,830  5,424,456        0.9%
*   KCG Holdings, Inc. Class A                                 5,878     80,529        0.0%
    Kearny Financial Corp.                                     4,632     58,456        0.0%
#   Kemper Corp.                                               4,789    148,267        0.0%
    Kennedy-Wilson Holdings, Inc.                              6,705    144,895        0.0%
    KeyCorp                                                   12,898    158,516        0.0%
#*  Ladenburg Thalmann Financial Services, Inc.               10,878     29,153        0.0%
    Lake Sunapee Bank Group                                      300      4,272        0.0%
    Lakeland Bancorp, Inc.                                     3,495     38,760        0.0%
    Lakeland Financial Corp.                                   1,200     56,748        0.0%
    LegacyTexas Financial Group, Inc.                          3,277     80,811        0.0%
    Legg Mason, Inc.                                           5,495    176,444        0.0%
#*  LendingTree, Inc.                                            572     51,177        0.0%
    Leucadia National Corp.                                    8,154    136,009        0.0%
    Lincoln National Corp.                                     2,781    120,834        0.0%
    Loews Corp.                                               17,190    682,099        0.1%
#   LPL Financial Holdings, Inc.                               2,225     58,740        0.0%
    M&T Bank Corp.                                             3,681    435,536        0.1%
    Macatawa Bank Corp.                                        1,900     12,939        0.0%
#   Maiden Holdings, Ltd.                                      8,551    104,579        0.0%
    MainSource Financial Group, Inc.                           1,500     32,775        0.0%
    Manning & Napier, Inc.                                     1,200     10,260        0.0%
*   Marcus & Millichap, Inc.                                     382      9,581        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
*   Markel Corp.                                                 458 $  411,792        0.1%
    MarketAxess Holdings, Inc.                                 2,100    257,796        0.1%
#   Marlin Business Services Corp.                               942     13,932        0.0%
    Marsh & McLennan Cos., Inc.                               14,201    896,793        0.2%
    MB Financial, Inc.                                         5,702    198,202        0.0%
#*  MBIA, Inc.                                                11,804     92,071        0.0%
    MBT Financial Corp.                                          319      2,807        0.0%
    Mercantile Bank Corp.                                      1,200     28,944        0.0%
    Merchants Bancshares, Inc.                                   500     15,220        0.0%
#   Mercury General Corp.                                      4,746    251,063        0.1%
    Meridian Bancorp, Inc.                                     3,832     56,024        0.0%
    Meta Financial Group, Inc.                                   561     27,837        0.0%
    MetLife, Inc.                                             37,877  1,708,253        0.3%
*   MGIC Investment Corp.                                      3,341     24,155        0.0%
    Middleburg Financial Corp.                                   399     10,773        0.0%
#   MidWestOne Financial Group, Inc.                             502     14,237        0.0%
    Moelis & Co. Class A                                       1,034     29,066        0.0%
    Moody's Corp.                                              3,941    377,233        0.1%
    Morgan Stanley                                            26,625    720,472        0.1%
    Morningstar, Inc.                                          5,063    421,242        0.1%
    MSCI, Inc.                                                 3,734    283,560        0.1%
    Nasdaq, Inc.                                               5,233    322,928        0.1%
    National Bank Holdings Corp. Class A                       2,505     50,075        0.0%
#   National Bankshares, Inc.                                    229      8,242        0.0%
    National General Holdings Corp.                           11,349    229,136        0.0%
    National Interstate Corp.                                  2,305     70,971        0.0%
    Navient Corp.                                              8,145    111,342        0.0%
*   Navigators Group, Inc. (The)                               1,576    130,193        0.0%
    NBT Bancorp, Inc.                                          3,760    106,558        0.0%
    Nelnet, Inc. Class A                                       2,637    110,517        0.0%
    New York Community Bancorp, Inc.                          14,935    224,473        0.0%
*   NewStar Financial, Inc.                                    1,500     14,430        0.0%
*   Nicholas Financial, Inc.                                     452      4,800        0.0%
*   NMI Holdings, Inc. Class A                                 3,685     23,179        0.0%
    Northern Trust Corp.                                      10,906    775,198        0.1%
#   Northfield Bancorp, Inc.                                   4,116     65,280        0.0%
    Northrim BanCorp, Inc.                                       383      9,881        0.0%
    Northwest Bancshares, Inc.                                 9,095    127,512        0.0%
#   OceanFirst Financial Corp.                                 1,110     21,623        0.0%
    OFG Bancorp                                                  701      6,190        0.0%
    Old National Bancorp.                                      9,595    128,573        0.0%
    Old Republic International Corp.                          24,976    461,806        0.1%
    Old Second Bancorp, Inc.                                   1,641     11,750        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    2,297     28,483        0.0%
#*  OneMain Holdings, Inc.                                     1,760     56,003        0.0%
    Oppenheimer Holdings, Inc. Class A                           450      6,876        0.0%
    Opus Bank                                                  1,869     67,508        0.0%
    Oritani Financial Corp.                                    4,075     70,620        0.0%
    Orrstown Financial Services, Inc.                            700     12,446        0.0%
    Pacific Continental Corp.                                  1,775     29,572        0.0%
*   Pacific Premier Bancorp, Inc.                              1,248     29,028        0.0%
#   PacWest Bancorp                                            8,406    336,072        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Park National Corp.                                          600 $   55,080        0.0%
    Park Sterling Corp.                                        2,739     19,995        0.0%
    Peapack Gladstone Financial Corp.                          1,169     22,375        0.0%
#   Penns Woods Bancorp, Inc.                                    800     33,296        0.0%
*   PennyMac Financial Services, Inc. Class A                  1,783     22,715        0.0%
#   People's United Financial, Inc.                           21,674    335,947        0.1%
    Peoples Bancorp, Inc.                                      1,444     31,032        0.0%
#   Peoples Financial Services Corp.                             500     19,710        0.0%
*   PHH Corp.                                                  4,135     53,052        0.0%
*   Phoenix Cos., Inc. (The)                                     130      4,811        0.0%
    Pinnacle Financial Partners, Inc.                          2,790    137,184        0.0%
*   Piper Jaffray Cos.                                           400     16,684        0.0%
    PNC Financial Services Group, Inc. (The)                   4,491    394,220        0.1%
    Popular, Inc.                                              5,427    161,290        0.0%
#*  PRA Group, Inc.                                            2,400     79,632        0.0%
    Preferred Bank                                               857     27,218        0.0%
#   Primerica, Inc.                                            7,792    386,172        0.1%
    Principal Financial Group, Inc.                           13,886    592,654        0.1%
    PrivateBancorp, Inc.                                       6,385    265,680        0.1%
    ProAssurance Corp.                                         4,615    220,274        0.0%
    Progressive Corp. (The)                                   18,840    614,184        0.1%
#   Prosperity Bancshares, Inc.                                4,618    243,692        0.1%
    Provident Financial Holdings, Inc.                           301      5,207        0.0%
    Provident Financial Services, Inc.                         5,822    116,324        0.0%
    Prudential Financial, Inc.                                17,935  1,392,473        0.2%
    Pzena Investment Management, Inc. Class A                  1,038      9,404        0.0%
    QCR Holdings, Inc.                                           502     12,937        0.0%
    Radian Group, Inc.                                         1,600     20,464        0.0%
#   Raymond James Financial, Inc.                              6,603    344,479        0.1%
#   RE/MAX Holdings, Inc. Class A                              1,510     55,568        0.0%
*   Regional Management Corp.                                    968     15,991        0.0%
    Regions Financial Corp.                                   40,385    378,811        0.1%
    Reinsurance Group of America, Inc.                         3,067    292,040        0.1%
    RenaissanceRe Holdings, Ltd.                               4,405    488,559        0.1%
    Renasant Corp.                                             3,686    126,577        0.0%
    Republic Bancorp, Inc. Class A                             1,437     39,244        0.0%
    Resource America, Inc. Class A                               251      1,586        0.0%
    RLI Corp.                                                  3,161    196,551        0.0%
    S&P Global, Inc.                                           8,862    946,905        0.2%
#   S&T Bancorp, Inc.                                          2,740     70,336        0.0%
#*  Safeguard Scientifics, Inc.                                1,509     20,824        0.0%
    Safety Insurance Group, Inc.                               1,779    100,709        0.0%
    Sandy Spring Bancorp, Inc.                                 2,604     74,448        0.0%
*   Seacoast Banking Corp. of Florida                          2,321     37,647        0.0%
    SEI Investments Co.                                        6,267    301,317        0.1%
    Selective Insurance Group, Inc.                            6,634    230,266        0.0%
#   ServisFirst Bancshares, Inc.                               1,370     67,514        0.0%
    SI Financial Group, Inc.                                     863     12,013        0.0%
    Sierra Bancorp                                               700     12,327        0.0%
*   Signature Bank                                             3,125    430,719        0.1%
    Simmons First National Corp. Class A                       2,669    124,642        0.0%
#*  SLM Corp.                                                 30,976    209,708        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    South State Corp.                                          2,802 $  196,084        0.0%
    Southside Bancshares, Inc.                                 1,955     57,106        0.0%
    Southwest Bancorp, Inc.                                    1,400     22,470        0.0%
#   State Auto Financial Corp.                                 4,325     88,706        0.0%
#   State Bank Financial Corp.                                 2,853     59,571        0.0%
    State National Cos., Inc.                                  1,243     14,021        0.0%
    State Street Corp.                                        11,300    703,990        0.1%
    Sterling Bancorp                                          11,361    185,639        0.0%
    Stewart Information Services Corp.                         2,709     94,327        0.0%
*   Stifel Financial Corp.                                     3,467    114,099        0.0%
    Stock Yards Bancorp, Inc.                                  1,486     60,094        0.0%
    Stonegate Bank                                               332     10,458        0.0%
    Suffolk Bancorp                                              720     17,273        0.0%
*   Sun Bancorp, Inc.                                          2,176     46,762        0.0%
    SunTrust Banks, Inc.                                      11,528    481,179        0.1%
*   SVB Financial Group                                        3,600    375,408        0.1%
*   Synchrony Financial                                       42,151  1,288,556        0.2%
    Synovus Financial Corp.                                   10,963    341,607        0.1%
    T Rowe Price Group, Inc.                                   7,190    541,335        0.1%
    Talmer Bancorp, Inc. Class A                               3,818     74,069        0.0%
    TCF Financial Corp.                                       14,748    201,163        0.0%
#   TD Ameritrade Holding Corp.                               14,698    438,441        0.1%
*   Tejon Ranch Co.                                            1,500     33,780        0.0%
    Territorial Bancorp, Inc.                                    868     22,768        0.0%
*   Texas Capital Bancshares, Inc.                             3,827    175,353        0.0%
#   TFS Financial Corp.                                        9,209    164,841        0.0%
    Tiptree Financial, Inc. Class A                            1,646      9,102        0.0%
#   Tompkins Financial Corp.                                   1,120     73,181        0.0%
    Torchmark Corp.                                            9,395    543,877        0.1%
    Towne Bank                                                 2,786     58,506        0.0%
    Travelers Cos., Inc. (The)                                13,916  1,529,368        0.3%
    Trico Bancshares                                           2,067     55,644        0.0%
#*  TriState Capital Holdings, Inc.                            1,803     24,088        0.0%
    TrustCo Bank Corp. NY                                      9,639     61,786        0.0%
#   Trustmark Corp.                                            5,820    142,648        0.0%
    U.S. Bancorp.                                             24,601  1,050,217        0.2%
#   UMB Financial Corp.                                        4,138    230,693        0.0%
#   Umpqua Holdings Corp.                                     15,795    250,035        0.1%
    Union Bankshares Corp.                                     3,718     98,192        0.0%
#   United Bankshares, Inc.                                    4,961    191,941        0.0%
    United Community Banks, Inc.                               5,784    116,432        0.0%
    United Community Financial Corp.                           4,149     24,645        0.0%
    United Financial Bancorp, Inc.                             4,153     53,906        0.0%
    United Fire Group, Inc.                                    2,930    131,323        0.0%
#   United Insurance Holdings Corp.                            1,545     25,199        0.0%
#   Universal Insurance Holdings, Inc.                         3,017     53,129        0.0%
    Univest Corp. of Pennsylvania                              1,622     32,018        0.0%
    Unum Group                                                 8,710    297,969        0.1%
    Validus Holdings, Ltd.                                     8,529    393,102        0.1%
#   Valley National Bancorp                                   20,065    189,815        0.0%
#   Virtus Investment Partners, Inc.                             305     23,857        0.0%
    Voya Financial, Inc.                                       4,218    136,958        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Financials -- (Continued)
#   Waddell & Reed Financial, Inc. Class A                       700 $     14,238        0.0%
*   Walker & Dunlop, Inc.                                      2,284       50,362        0.0%
    Washington Federal, Inc.                                   4,465      108,455        0.0%
    Washington Trust Bancorp, Inc.                             1,055       38,645        0.0%
    WashingtonFirst Bankshares, Inc.                             400        8,880        0.0%
    Waterstone Financial, Inc.                                 2,041       28,615        0.0%
#   Webster Financial Corp.                                    7,429      272,199        0.1%
    Wells Fargo & Co.                                         87,240    4,360,255        0.7%
    WesBanco, Inc.                                             2,616       84,052        0.0%
#   West BanCorp, Inc.                                           900       16,785        0.0%
#   Westamerica Bancorporation                                   618       30,109        0.0%
*   Western Alliance Bancorp                                   6,596      241,282        0.0%
    Westfield Financial, Inc.                                    900        6,894        0.0%
    Westwood Holdings Group, Inc.                                360       20,718        0.0%
    White Mountains Insurance Group, Ltd.                        388      322,040        0.1%
    Willis Towers Watson P.L.C.                                4,790      598,271        0.1%
    Wilshire Bancorp, Inc.                                     3,891       41,906        0.0%
    Wintrust Financial Corp.                                   2,282      118,710        0.0%
*   World Acceptance Corp.                                       400       17,356        0.0%
#   WR Berkley Corp.                                           6,933      388,248        0.1%
    WSFS Financial Corp.                                       2,032       69,372        0.0%
    XL Group P.L.C.                                           10,555      345,465        0.1%
    Yadkin Financial Corp.                                     2,791       69,831        0.0%
#   Zions Bancorporation                                      11,395      313,590        0.1%
                                                                     ------------       ----
Total Financials                                                      103,587,758       16.1%
                                                                     ------------       ----
Health Care -- (11.7%)
    Abaxis, Inc.                                               1,255       56,877        0.0%
    Abbott Laboratories                                       18,845      733,070        0.1%
    AbbVie, Inc.                                              27,515    1,678,415        0.3%
#*  ABIOMED, Inc.                                              1,500      145,710        0.0%
#*  Acadia Healthcare Co., Inc.                                3,856      243,661        0.0%
#*  Accuray, Inc.                                              4,200       22,512        0.0%
    Aceto Corp.                                                1,462       32,793        0.0%
#*  Achillion Pharmaceuticals, Inc.                            4,800       41,040        0.0%
*   Acorda Therapeutics, Inc.                                  2,202       56,922        0.0%
*   Addus HomeCare Corp.                                         500        9,250        0.0%
#*  Adeptus Health, Inc. Class A                                 300       20,436        0.0%
    Aetna, Inc.                                               17,532    1,968,318        0.3%
    Agilent Technologies, Inc.                                12,179      498,365        0.1%
#*  Air Methods Corp.                                          3,471      128,358        0.0%
#*  Akebia Therapeutics, Inc.                                     93          873        0.0%
#*  Akorn, Inc.                                                4,620      117,579        0.0%
*   Albany Molecular Research, Inc.                              956       14,388        0.0%
*   Alere, Inc.                                                4,703      183,417        0.0%
*   Alexion Pharmaceuticals, Inc.                              2,329      324,383        0.1%
#*  Align Technology, Inc.                                     4,578      330,486        0.1%
*   Alkermes P.L.C.                                            1,483       58,949        0.0%
*   Allergan P.L.C.                                            7,539    1,632,646        0.3%
*   Allscripts Healthcare Solutions, Inc.                     12,804      171,574        0.0%
*   Almost Family, Inc.                                          816       34,280        0.0%
#*  Alnylam Pharmaceuticals, Inc.                                926       62,079        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
#*  AMAG Pharmaceuticals, Inc.                                    80 $    2,122        0.0%
#*  Amedisys, Inc.                                             1,824     93,918        0.0%
    AmerisourceBergen Corp.                                    2,408    204,921        0.0%
    Amgen, Inc.                                               17,274  2,734,474        0.4%
*   Amicus Therapeutics, Inc.                                  5,819     43,468        0.0%
#*  AMN Healthcare Services, Inc.                              4,371    155,214        0.0%
#*  Amphastar Pharmaceuticals, Inc.                            2,610     32,103        0.0%
*   Amsurg Corp.                                               5,147    416,804        0.1%
#   Analogic Corp.                                               822     64,930        0.0%
*   AngioDynamics, Inc.                                        3,196     39,151        0.0%
*   Anika Therapeutics, Inc.                                   1,295     59,130        0.0%
    Anthem, Inc.                                              12,274  1,727,811        0.3%
#*  Aralez Pharmaceuticals, Inc.                                 739      2,889        0.0%
#*  athenahealth, Inc.                                         1,365    181,954        0.0%
    Atrion Corp.                                                 122     48,471        0.0%
    Baxalta, Inc.                                             10,103    423,821        0.1%
    Baxter International, Inc.                                13,203    583,837        0.1%
    Becton Dickinson and Co.                                   3,422    551,832        0.1%
*   Bio-Rad Laboratories, Inc. Class A                         1,402    198,874        0.0%
    Bio-Techne Corp.                                           1,600    149,088        0.0%
*   Biogen, Inc.                                               7,473  2,055,000        0.3%
#*  BioMarin Pharmaceutical, Inc.                                600     50,808        0.0%
*   BioSpecifics Technologies Corp.                              347     12,339        0.0%
*   BioTelemetry, Inc.                                         2,240     35,235        0.0%
*   Boston Scientific Corp.                                   15,374    336,998        0.1%
    Bristol-Myers Squibb Co.                                  15,330  1,106,519        0.2%
*   Brookdale Senior Living, Inc.                              5,023     92,725        0.0%
    Bruker Corp.                                               7,040    199,232        0.0%
*   Cambrex Corp.                                              2,513    121,227        0.0%
    Cantel Medical Corp.                                       2,859    191,524        0.0%
#*  Capital Senior Living Corp.                                2,274     45,616        0.0%
    Cardinal Health, Inc.                                     11,249    882,597        0.1%
*   Catalent, Inc.                                            10,489    309,740        0.1%
*   Celgene Corp.                                             26,584  2,749,051        0.4%
*   Centene Corp.                                             11,663    722,639        0.1%
*   Cerner Corp.                                               7,082    397,583        0.1%
*   Charles River Laboratories International, Inc.             3,104    246,054        0.0%
    Chemed Corp.                                               1,400    181,692        0.0%
    Cigna Corp.                                                5,598    775,547        0.1%
*   Coherus Biosciences, Inc.                                  1,600     30,128        0.0%
*   Community Health Systems, Inc.                             3,391     64,700        0.0%
#   Computer Programs & Systems, Inc.                            373     19,146        0.0%
#*  Concert Pharmaceuticals, Inc.                                800     11,152        0.0%
#   CONMED Corp.                                               2,108     87,313        0.0%
#   Cooper Cos., Inc. (The)                                    1,104    169,000        0.0%
*   Corvel Corp.                                               1,936     87,507        0.0%
    CR Bard, Inc.                                              3,354    711,618        0.1%
*   Cross Country Healthcare, Inc.                             1,800     22,374        0.0%
    CryoLife, Inc.                                             2,000     24,800        0.0%
#*  Cumberland Pharmaceuticals, Inc.                             290      1,378        0.0%
*   Cutera, Inc.                                                 527      6,145        0.0%
#*  Cynosure, Inc. Class A                                     1,426     69,788        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
*   DaVita HealthCare Partners, Inc.                          11,024 $  814,674        0.1%
    DENTSPLY SIRONA, Inc.                                      9,198    548,201        0.1%
*   Depomed, Inc.                                              1,202     20,891        0.0%
*   DexCom, Inc.                                               1,770    113,953        0.0%
#*  Diplomat Pharmacy, Inc.                                    2,100     63,609        0.0%
*   Edwards Lifesciences Corp.                                 5,000    531,050        0.1%
    Eli Lilly & Co.                                           11,435    863,686        0.1%
*   Emergent Biosolutions, Inc.                                2,607    100,422        0.0%
#   Ensign Group, Inc. (The)                                   4,642    104,724        0.0%
*   Envision Healthcare Holdings, Inc.                         1,100     24,893        0.0%
*   Enzo Biochem, Inc.                                         3,762     18,735        0.0%
*   Exactech, Inc.                                               860     19,556        0.0%
#*  ExamWorks Group, Inc.                                      2,544     91,711        0.0%
*   Express Scripts Holding Co.                               31,071  2,290,865        0.4%
#*  Five Prime Therapeutics, Inc.                              1,650     78,523        0.0%
*   Five Star Quality Care, Inc.                                 204        498        0.0%
*   Genesis Healthcare, Inc.                                     700      1,764        0.0%
    Gilead Sciences, Inc.                                     54,321  4,791,655        0.8%
#*  Globus Medical, Inc. Class A                               5,401    135,241        0.0%
*   Greatbatch, Inc.                                           2,549     88,705        0.0%
*   Haemonetics Corp.                                          3,846    124,726        0.0%
#*  Halyard Health, Inc.                                       2,238     63,022        0.0%
*   Harvard Bioscience, Inc.                                     600      1,782        0.0%
*   HCA Holdings, Inc.                                         4,690    378,108        0.1%
    HealthSouth Corp.                                          7,938    329,109        0.1%
*   HealthStream, Inc.                                         2,023     45,760        0.0%
*   Healthways, Inc.                                           2,391     27,855        0.0%
*   Henry Schein, Inc.                                         2,013    339,593        0.1%
    Hill-Rom Holdings, Inc.                                    4,198    202,973        0.0%
*   HMS Holdings Corp.                                         5,094     86,038        0.0%
*   Hologic, Inc.                                             15,769    529,681        0.1%
    Humana, Inc.                                               5,109    904,651        0.2%
*   ICU Medical, Inc.                                          1,060    105,300        0.0%
#*  IDEXX Laboratories, Inc.                                   3,310    279,198        0.1%
*   Illumina, Inc.                                             1,976    266,740        0.1%
*   Impax Laboratories, Inc.                                   3,071    102,418        0.0%
*   IMS Health Holdings, Inc.                                 10,713    285,394        0.1%
*   INC Research Holdings, Inc. Class A                          529     25,461        0.0%
#*  Incyte Corp.                                               3,612    261,039        0.1%
#*  Inogen, Inc.                                                 781     38,160        0.0%
#*  Inovio Pharmaceuticals, Inc.                               3,400     35,632        0.0%
*   Integra LifeSciences Holdings Corp.                        2,583    182,928        0.0%
#*  Intrexon Corp.                                             2,700     72,171        0.0%
*   Intuitive Surgical, Inc.                                     600    375,816        0.1%
    Invacare Corp.                                             2,790     31,360        0.0%
#*  Ionis Pharmaceuticals, Inc.                                1,880     77,024        0.0%
#*  Jazz Pharmaceuticals P.L.C.                                1,400    210,980        0.0%
    Johnson & Johnson                                         68,983  7,731,615        1.2%
#   Kindred Healthcare, Inc.                                   2,263     33,402        0.0%
*   Laboratory Corp. of America Holdings                       4,477    561,058        0.1%
#   Landauer, Inc.                                               323     11,221        0.0%
#*  Lannett Co., Inc.                                            400      7,672        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES    VALUE+    ASSETS**
                                                                      ------- ---------- ----------
Health Care -- (Continued)
            LeMaitre Vascular, Inc.                                       730 $   12,103        0.0%
#*          Lexicon Pharmaceuticals, Inc.                               1,383     19,099        0.0%
*           LHC Group, Inc.                                             1,389     56,032        0.0%
*           LifePoint Health, Inc.                                      4,401    297,332        0.1%
#*          Ligand Pharmaceuticals, Inc.                                  900    108,783        0.0%
#*          Lipocine, Inc.                                              1,313     12,802        0.0%
*           LivaNova P.L.C.                                             2,202    116,111        0.0%
#*          Luminex Corp.                                               2,267     45,567        0.0%
*           Magellan Health, Inc.                                       2,265    159,592        0.0%
*           Mallinckrodt P.L.C.                                         3,464    216,569        0.0%
*           Masimo Corp.                                                4,789    207,603        0.0%
            McKesson Corp.                                              9,293  1,559,551        0.3%
(degrees)*  Medcath Corp.                                                 117         --        0.0%
#*          Medicines Co. (The)                                         1,638     58,296        0.0%
*           Medivation, Inc.                                            6,272    362,522        0.1%
#*          MEDNAX, Inc.                                                5,505    392,451        0.1%
            Medtronic P.L.C.                                           31,362  2,482,302        0.4%
            Merck & Co., Inc.                                          36,500  2,001,660        0.3%
#           Meridian Bioscience, Inc.                                   3,917     74,854        0.0%
*           Merit Medical Systems, Inc.                                 3,870     78,368        0.0%
*           Mettler-Toledo International, Inc.                          1,100    393,745        0.1%
#*          Molina Healthcare, Inc.                                     8,236    426,295        0.1%
*           Mylan NV                                                   12,004    500,687        0.1%
#*          Myriad Genetics, Inc.                                       4,699    169,164        0.0%
            National HealthCare Corp.                                   1,016     65,481        0.0%
            National Research Corp. Class A                             1,599     23,010        0.0%
#*          Natus Medical, Inc.                                         1,482     47,231        0.0%
#*          Nektar Therapeutics                                         3,100     48,608        0.0%
*           Neogen Corp.                                                2,214    104,589        0.0%
*           Neurocrine Biosciences, Inc.                                1,700     77,486        0.0%
#*          NuVasive, Inc.                                              3,187    168,720        0.0%
*           Nuvectra Corp.                                                849      7,136        0.0%
*           Omnicell, Inc.                                              2,880     91,757        0.0%
#*          OPKO Health, Inc.                                          15,750    169,312        0.0%
#*          OraSure Technologies, Inc.                                  2,225     15,976        0.0%
*           Orthofix International NV                                   1,449     63,408        0.0%
#           Owens & Minor, Inc.                                         6,014    218,849        0.0%
*           PAREXEL International Corp.                                 3,755    229,430        0.0%
#           Patterson Cos., Inc.                                        5,719    247,919        0.1%
            PerkinElmer, Inc.                                           5,110    257,646        0.1%
            Perrigo Co. P.L.C.                                          1,193    115,327        0.0%
            Pfizer, Inc.                                              152,517  4,988,831        0.8%
*           PharMerica Corp.                                            2,113     49,951        0.0%
#           Phibro Animal Health Corp. Class A                          1,080     22,399        0.0%
*           Premier, Inc. Class A                                       3,304    111,708        0.0%
*           Prestige Brands Holdings, Inc.                              3,700    210,086        0.0%
#*          Progenics Pharmaceuticals, Inc.                               300      1,593        0.0%
*           Providence Service Corp. (The)                              1,646     82,037        0.0%
#           Quality Systems, Inc.                                       3,574     50,322        0.0%
            Quest Diagnostics, Inc.                                     8,573    644,432        0.1%
#*          Quidel Corp.                                                2,416     41,797        0.0%
*           Quintiles Transnational Holdings, Inc.                      2,893    199,820        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Health Care -- (Continued)
*   RadNet, Inc.                                                 600 $     3,030        0.0%
*   Regeneron Pharmaceuticals, Inc.                              854     321,710        0.1%
#*  Repligen Corp.                                               989      26,347        0.0%
#   ResMed, Inc.                                               4,976     277,661        0.1%
*   RTI Surgical, Inc.                                         2,290       9,137        0.0%
#*  Sangamo Biosciences, Inc.                                  4,400      27,720        0.0%
#*  SciClone Pharmaceuticals, Inc.                             1,491      19,681        0.0%
#*  SeaSpine Holdings Corp.                                      521       7,773        0.0%
#*  Seattle Genetics, Inc.                                     2,192      77,772        0.0%
    Select Medical Holdings Corp.                             11,440     153,067        0.0%
    Simulations Plus, Inc.                                       875       7,053        0.0%
#*  Spectrum Pharmaceuticals, Inc.                               900       6,381        0.0%
    St Jude Medical, Inc.                                     11,881     905,332        0.2%
#   STERIS P.L.C.                                              3,672     259,500        0.1%
#   Stryker Corp.                                              7,711     840,576        0.1%
#*  Supernus Pharmaceuticals, Inc.                             2,351      40,343        0.0%
*   Surgical Care Affiliates, Inc.                             3,548     171,546        0.0%
*   SurModics, Inc.                                            1,314      26,438        0.0%
*   Symmetry Surgical, Inc.                                      426       4,452        0.0%
*   Taro Pharmaceutical Industries, Ltd.                       1,162     162,378        0.0%
#*  Team Health Holdings, Inc.                                 3,051     127,623        0.0%
#   Teleflex, Inc.                                             1,514     235,851        0.0%
#*  Tenet Healthcare Corp.                                     2,375      75,264        0.0%
#*  Theravance Biopharma, Inc.                                   474       9,836        0.0%
    Thermo Fisher Scientific, Inc.                             9,240   1,332,870        0.2%
#*  Triple-S Management Corp. Class B                          1,400      36,456        0.0%
#*  United Therapeutics Corp.                                  2,415     254,058        0.1%
    UnitedHealth Group, Inc.                                  32,870   4,328,322        0.7%
#   Universal American Corp.                                   3,673      27,327        0.0%
    Universal Health Services, Inc. Class B                    3,493     466,944        0.1%
    US Physical Therapy, Inc.                                    914      45,572        0.0%
#   Utah Medical Products, Inc.                                  200      13,380        0.0%
#*  Varian Medical Systems, Inc.                               4,385     355,974        0.1%
*   Vascular Solutions, Inc.                                   1,569      54,837        0.0%
*   VCA, Inc.                                                  4,571     287,836        0.1%
*   Veeva Systems, Inc. Class A                                3,488      95,955        0.0%
*   Vertex Pharmaceuticals, Inc.                               1,070      90,244        0.0%
*   VWR Corp.                                                 10,431     277,882        0.1%
*   Waters Corp.                                               1,800     234,288        0.0%
#*  WellCare Health Plans, Inc.                                6,500     584,935        0.1%
#   West Pharmaceutical Services, Inc.                         3,700     263,440        0.1%
*   Wright Medical Group NV                                    1,890      35,494        0.0%
    Zimmer Biomet Holdings, Inc.                               3,749     434,022        0.1%
    Zoetis, Inc.                                              15,188     714,292        0.1%
                                                                     -----------       ----
Total Health Care                                                     84,366,559       13.1%
                                                                     -----------       ----
Industrials -- (11.3%)
    3M Co.                                                    11,658   1,951,316        0.3%
    AAON, Inc.                                                 4,498     119,287        0.0%
    AAR Corp.                                                  2,026      48,705        0.0%
    ABM Industries, Inc.                                       7,049     226,766        0.0%
#   Acacia Research Corp.                                      1,906       9,187        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
*   ACCO Brands Corp.                                         11,044 $105,360        0.0%
    Actuant Corp. Class A                                      3,519   93,992        0.0%
#   Acuity Brands, Inc.                                        1,393  339,739        0.1%
    ADT Corp. (The)                                           16,922  710,386        0.1%
#   Advanced Drainage Systems, Inc.                            1,769   40,899        0.0%
#*  Advisory Board Co. (The)                                   2,513   79,511        0.0%
*   AECOM                                                     13,045  423,832        0.1%
*   Aegion Corp.                                               1,353   28,724        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          5,981  108,376        0.0%
#*  Aerovironment, Inc.                                        2,565   74,077        0.0%
#   AGCO Corp.                                                11,146  595,977        0.1%
#   Air Lease Corp.                                           15,857  483,321        0.1%
*   Air Transport Services Group, Inc.                         9,263  130,516        0.0%
    Aircastle, Ltd.                                            7,749  168,153        0.0%
    Alamo Group, Inc.                                            659   37,194        0.0%
#   Alaska Air Group, Inc.                                     4,346  306,089        0.1%
    Albany International Corp. Class A                         2,347   94,561        0.0%
#   Allegiant Travel Co.                                         843  135,361        0.0%
    Allegion P.L.C.                                            4,586  300,154        0.1%
    Allied Motion Technologies, Inc.                             500   10,775        0.0%
    Allison Transmission Holdings, Inc.                       14,860  428,117        0.1%
    Altra Industrial Motion Corp.                              1,881   53,985        0.0%
    AMERCO                                                     1,073  377,696        0.1%
*   Ameresco, Inc. Class A                                     1,900    8,493        0.0%
#   American Airlines Group, Inc.                             13,582  471,160        0.1%
    American Railcar Industries, Inc.                            800   32,808        0.0%
*   American Woodmark Corp.                                    1,500  109,260        0.0%
    AMETEK, Inc.                                               9,221  443,438        0.1%
    AO Smith Corp.                                             3,965  306,177        0.1%
#   Apogee Enterprises, Inc.                                   2,000   82,880        0.0%
#   Applied Industrial Technologies, Inc.                      4,625  211,964        0.0%
*   ARC Document Solutions, Inc.                               1,755    7,231        0.0%
    ArcBest Corp.                                                843   16,093        0.0%
    Argan, Inc.                                                1,589   54,312        0.0%
*   Armstrong Flooring, Inc.                                   2,090   30,430        0.0%
*   Armstrong World Industries, Inc.                           4,181  170,627        0.0%
    Astec Industries, Inc.                                     1,504   72,794        0.0%
*   Astronics Corp.                                            1,487   54,945        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         2,053   81,997        0.0%
#*  Avis Budget Group, Inc.                                    2,896   72,690        0.0%
    AZZ, Inc.                                                  2,209  121,318        0.0%
#   B/E Aerospace, Inc.                                        7,500  364,725        0.1%
*   Babcock & Wilcox Enterprises, Inc.                         3,988   91,126        0.0%
    Barnes Group, Inc.                                         4,454  144,710        0.0%
    Barrett Business Services, Inc.                              297    9,210        0.0%
*   Beacon Roofing Supply, Inc.                                6,781  289,752        0.1%
#*  BMC Stock Holdings, Inc.                                   4,980   87,399        0.0%
#   Brady Corp. Class A                                        3,452   91,443        0.0%
#   Briggs & Stratton Corp.                                    3,119   66,029        0.0%
    Brink's Co. (The)                                          5,632  190,587        0.0%
#*  Builders FirstSource, Inc.                                 7,600   84,284        0.0%
    BWX Technologies, Inc.                                     7,698  257,036        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
*   CAI International, Inc.                                      400 $    4,088        0.0%
    Carlisle Cos., Inc.                                        4,242    432,260        0.1%
*   Casella Waste Systems, Inc. Class A                        2,537     18,165        0.0%
    Caterpillar, Inc.                                         10,983    853,599        0.1%
*   CBIZ, Inc.                                                 6,710     68,308        0.0%
    CEB, Inc.                                                  2,878    177,544        0.0%
    Celadon Group, Inc.                                          500      5,035        0.0%
#   CH Robinson Worldwide, Inc.                                6,245    443,208        0.1%
*   Chart Industries, Inc.                                       706     18,172        0.0%
    Chicago Bridge & Iron Co. NV                               7,354    295,998        0.1%
    Cintas Corp.                                               3,100    278,318        0.1%
#   CIRCOR International, Inc.                                 1,120     63,224        0.0%
    CLARCOR, Inc.                                              3,953    232,318        0.0%
#*  Clean Harbors, Inc.                                        3,997    197,452        0.0%
#*  Colfax Corp.                                               5,140    166,690        0.0%
    Columbus McKinnon Corp.                                      399      6,587        0.0%
    Comfort Systems USA, Inc.                                  3,455    101,888        0.0%
*   Continental Building Products, Inc.                        2,632     51,614        0.0%
    Copa Holdings SA Class A                                     105      6,694        0.0%
#*  Copart, Inc.                                              10,568    452,733        0.1%
*   Covenant Transportation Group, Inc. Class A                1,200     23,892        0.0%
*   CRA International, Inc.                                      400      8,680        0.0%
    Crane Co.                                                  8,507    472,734        0.1%
    CSX Corp.                                                  3,500     95,445        0.0%
    Cubic Corp.                                                2,913    121,093        0.0%
    Cummins, Inc.                                              7,716    903,003        0.2%
    Curtiss-Wright Corp.                                       5,182    396,838        0.1%
    Danaher Corp.                                             11,508  1,113,399        0.2%
#   Deere & Co.                                               11,084    932,275        0.2%
    Delta Air Lines, Inc.                                      9,147    381,155        0.1%
#   Deluxe Corp.                                               5,958    374,043        0.1%
*   DigitalGlobe, Inc.                                         1,539     34,104        0.0%
#   Donaldson Co., Inc.                                       12,553    410,232        0.1%
    Douglas Dynamics, Inc.                                     2,265     51,891        0.0%
    Dover Corp.                                                8,391    551,289        0.1%
*   Ducommun, Inc.                                               591      9,403        0.0%
    Dun & Bradstreet Corp. (The)                               4,282    472,776        0.1%
#*  DXP Enterprises, Inc.                                        400      8,740        0.0%
#*  Dycom Industries, Inc.                                     3,727    263,126        0.1%
    Eaton Corp. P.L.C.                                        10,126    640,672        0.1%
*   Echo Global Logistics, Inc.                                1,662     38,841        0.0%
    EMCOR Group, Inc.                                          6,107    296,067        0.1%
    Emerson Electric Co.                                      24,941  1,362,527        0.2%
    Encore Wire Corp.                                          1,684     64,413        0.0%
*   Energy Recovery, Inc.                                        975     11,856        0.0%
    EnerSys                                                    3,930    229,394        0.0%
*   Engility Holdings, Inc.                                      441      8,674        0.0%
    Ennis, Inc.                                                2,732     53,383        0.0%
    EnPro Industries, Inc.                                     1,200     70,296        0.0%
    Equifax, Inc.                                              3,700    444,925        0.1%
    ESCO Technologies, Inc.                                    1,978     76,113        0.0%
    Essendant, Inc.                                            4,205    129,472        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   Esterline Technologies Corp.                                2,500 $  171,650        0.0%
*   ExOne Co. (The)                                             1,400     18,508        0.0%
    Expeditors International of Washington, Inc.                8,000    396,880        0.1%
#   Exponent, Inc.                                              2,800    139,552        0.0%
#   Fastenal Co.                                               17,508    819,199        0.1%
    Federal Signal Corp.                                        6,657     91,134        0.0%
    FedEx Corp.                                                 4,158    686,527        0.1%
#   Flowserve Corp.                                             5,934    289,639        0.1%
    Fluor Corp.                                                14,526    793,991        0.1%
#   Fortune Brands Home & Security, Inc.                        4,795    265,691        0.1%
    Forward Air Corp.                                           2,075     94,578        0.0%
*   Franklin Covey Co.                                          1,000     16,470        0.0%
    Franklin Electric Co., Inc.                                 3,062     96,729        0.0%
    FreightCar America, Inc.                                      800     13,720        0.0%
*   FTI Consulting, Inc.                                        3,007    121,182        0.0%
    G&K Services, Inc. Class A                                  1,509    106,611        0.0%
#   GATX Corp.                                                  3,897    179,028        0.0%
*   Gencor Industries, Inc.                                       300      4,329        0.0%
#*  Generac Holdings, Inc.                                      6,142    234,133        0.0%
#   General Cable Corp.                                           700     10,948        0.0%
    General Electric Co.                                      115,167  3,541,385        0.6%
#*  Genesee & Wyoming, Inc. Class A                             1,500     97,665        0.0%
*   Gibraltar Industries, Inc.                                  2,794     73,901        0.0%
    Global Brass & Copper Holdings, Inc.                        1,600     43,360        0.0%
    Gorman-Rupp Co. (The)                                       1,375     38,899        0.0%
*   GP Strategies Corp.                                         2,204     51,441        0.0%
#   Graco, Inc.                                                 5,207    408,177        0.1%
    Graham Corp.                                                  200      3,702        0.0%
    Granite Construction, Inc.                                  3,880    173,009        0.0%
*   Great Lakes Dredge & Dock Corp.                             2,814     12,860        0.0%
#   Greenbrier Cos., Inc. (The)                                 1,486     44,565        0.0%
    Griffon Corp.                                               1,955     30,909        0.0%
    H&E Equipment Services, Inc.                                5,360    108,433        0.0%
    Hardinge, Inc.                                                900     11,700        0.0%
*   Hawaiian Holdings, Inc.                                     2,667    112,201        0.0%
*   HD Supply Holdings, Inc.                                   14,036    481,154        0.1%
#   Healthcare Services Group, Inc.                             3,743    141,673        0.0%
#   Heartland Express, Inc.                                     3,288     59,546        0.0%
#   HEICO Corp.                                                 2,685    164,617        0.0%
    HEICO Corp. Class A                                         3,898    199,500        0.0%
    Heidrick & Struggles International, Inc.                    2,102     41,472        0.0%
    Herman Miller, Inc.                                         5,331    160,836        0.0%
*   Hertz Global Holdings, Inc.                                16,706    154,698        0.0%
#   Hexcel Corp.                                                8,556    387,330        0.1%
*   Hill International, Inc.                                    1,100      4,664        0.0%
    Hillenbrand, Inc.                                           5,581    169,160        0.0%
    HNI Corp.                                                   3,430    149,960        0.0%
    Honeywell International, Inc.                              15,406  1,760,444        0.3%
*   Hub Group, Inc. Class A                                     2,631    101,346        0.0%
    Hubbell, Inc.                                               3,185    336,846        0.1%
    Hudson Global, Inc.                                           600      1,554        0.0%
    Huntington Ingalls Industries, Inc.                         4,201    608,179        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Hurco Cos., Inc.                                             600 $   19,428        0.0%
*   Huron Consulting Group, Inc.                               2,421    134,632        0.0%
    Hyster-Yale Materials Handling, Inc.                         900     55,125        0.0%
*   ICF International, Inc.                                    2,116     83,307        0.0%
    IDEX Corp.                                                 4,548    372,481        0.1%
#*  IHS, Inc. Class A                                          1,900    234,042        0.0%
    Illinois Tool Works, Inc.                                 10,117  1,057,429        0.2%
    Ingersoll-Rand P.L.C.                                     15,497  1,015,673        0.2%
*   InnerWorkings, Inc.                                        4,200     34,314        0.0%
*   Innovative Solutions & Support, Inc.                         300        831        0.0%
    Insperity, Inc.                                            3,109    164,062        0.0%
    Insteel Industries, Inc.                                   1,502     43,543        0.0%
*   Integrated Electrical Services, Inc.                       1,364     16,463        0.0%
    Interface, Inc.                                            2,396     40,780        0.0%
    ITT Corp.                                                  9,403    360,793        0.1%
*   Jacobs Engineering Group, Inc.                            10,860    484,139        0.1%
    JB Hunt Transport Services, Inc.                           2,800    232,064        0.0%
*   JetBlue Airways Corp.                                     20,645    408,565        0.1%
    John Bean Technologies Corp.                               1,991    103,811        0.0%
#   Kaman Corp.                                                3,383    142,390        0.0%
#   Kansas City Southern                                       3,500    331,625        0.1%
    KAR Auction Services, Inc.                                10,972    412,547        0.1%
    KBR, Inc.                                                 12,708    197,736        0.0%
    Kelly Services, Inc. Class A                               3,701     69,468        0.0%
#   Kennametal, Inc.                                           5,026    117,508        0.0%
    Kforce, Inc.                                               2,428     46,156        0.0%
    Kimball International, Inc. Class B                        4,479     52,136        0.0%
*   KLX, Inc.                                                  5,273    177,806        0.0%
#   Knight Transportation, Inc.                                5,782    153,628        0.0%
    Knoll, Inc.                                                3,652     85,274        0.0%
    Korn/Ferry International                                   7,583    205,803        0.0%
#*  Kratos Defense & Security Solutions, Inc.                  5,788     30,734        0.0%
    L-3 Communications Holdings, Inc.                          2,690    353,816        0.1%
    Landstar System, Inc.                                      2,375    155,681        0.0%
*   Lawson Products, Inc.                                        796     15,594        0.0%
    Lennox International, Inc.                                 2,471    333,461        0.1%
    Lincoln Electric Holdings, Inc.                            5,500    344,685        0.1%
#   Lindsay Corp.                                                550     42,053        0.0%
#*  LMI Aerospace, Inc.                                        1,000      8,790        0.0%
    LSI Industries, Inc.                                       1,801     22,781        0.0%
*   Lydall, Inc.                                               1,500     55,185        0.0%
    Macquarie Infrastructure Corp.                               900     63,351        0.0%
    Manitowoc Co., Inc. (The)                                  7,352     41,906        0.0%
#*  Manitowoc Foodservice, Inc.                                7,468    112,095        0.0%
    ManpowerGroup, Inc.                                        7,505    578,110        0.1%
    Marten Transport, Ltd.                                     2,006     37,432        0.0%
    Masco Corp.                                               11,396    349,971        0.1%
*   MasTec, Inc.                                               8,536    193,426        0.0%
    Matthews International Corp. Class A                       2,124    111,807        0.0%
    McGrath RentCorp                                           1,621     39,520        0.0%
*   Mercury Systems, Inc.                                      1,795     37,731        0.0%
*   Meritor, Inc.                                              4,187     35,589        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
*   Middleby Corp. (The)                                       3,808 $  417,509        0.1%
    Miller Industries, Inc.                                      900     19,134        0.0%
*   Mistras Group, Inc.                                        3,071     74,840        0.0%
#   Mobile Mini, Inc.                                          3,364    108,489        0.0%
*   Moog, Inc. Class A                                         2,757    134,707        0.0%
*   MRC Global, Inc.                                          13,622    190,436        0.0%
    MSA Safety, Inc.                                           3,649    175,480        0.0%
    MSC Industrial Direct Co., Inc. Class A                    4,826    374,015        0.1%
    Mueller Industries, Inc.                                   3,900    123,084        0.0%
    Mueller Water Products, Inc. Class A                      14,194    152,585        0.0%
    Multi-Color Corp.                                          1,652     98,839        0.0%
*   MYR Group, Inc.                                            1,912     48,775        0.0%
#   National Presto Industries, Inc.                             235     20,490        0.0%
*   Navigant Consulting, Inc.                                  6,303    100,596        0.0%
*   Navistar International Corp.                               3,342     50,431        0.0%
*   NCI Building Systems, Inc.                                 3,368     49,644        0.0%
    Nielsen Holdings P.L.C.                                   11,512    600,236        0.1%
    NN, Inc.                                                     316      4,753        0.0%
#   Nordson Corp.                                              5,275    404,751        0.1%
    Norfolk Southern Corp.                                       634     57,130        0.0%
*   Nortek, Inc.                                                 104      4,905        0.0%
    Northrop Grumman Corp.                                     6,200  1,278,812        0.2%
*   NOW, Inc.                                                    675     12,191        0.0%
#*  NV5 Global, Inc.                                             353      8,765        0.0%
#*  Old Dominion Freight Line, Inc.                            3,700    244,385        0.1%
    Omega Flex, Inc.                                              93      3,063        0.0%
*   On Assignment, Inc.                                        6,633    239,186        0.0%
*   Orion Marine Group, Inc.                                     110        642        0.0%
#   Oshkosh Corp.                                              7,919    386,843        0.1%
    Owens Corning                                              4,015    184,971        0.0%
    PACCAR, Inc.                                              23,455  1,381,734        0.2%
*   PAM Transportation Services, Inc.                             48      1,186        0.0%
    Park-Ohio Holdings Corp.                                   1,057     26,901        0.0%
    Parker-Hannifin Corp.                                      5,300    614,906        0.1%
*   Patrick Industries, Inc.                                   1,565     71,755        0.0%
#   Pentair P.L.C.                                             9,636    559,659        0.1%
#*  PGT, Inc.                                                  5,154     53,962        0.0%
    Pitney Bowes, Inc.                                        15,470    324,406        0.1%
*   Ply Gem Holdings, Inc.                                     3,027     44,346        0.0%
    Powell Industries, Inc.                                    1,050     32,676        0.0%
*   PowerSecure International, Inc.                            1,900     35,568        0.0%
    Preformed Line Products Co.                                  300     12,591        0.0%
#   Primoris Services Corp.                                    4,716    110,307        0.0%
#*  Proto Labs, Inc.                                             768     45,949        0.0%
    Quanex Building Products Corp.                             2,223     41,881        0.0%
#*  Quanta Services, Inc.                                     12,433    294,911        0.1%
#*  Radiant Logistics, Inc.                                    1,530      6,028        0.0%
#   Raven Industries, Inc.                                     1,935     31,134        0.0%
    Raytheon Co.                                               6,382    806,366        0.1%
#*  RBC Bearings, Inc.                                         1,525    111,782        0.0%
    Regal Beloit Corp.                                         2,716    174,965        0.0%
    Republic Services, Inc.                                    1,330     62,603        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
    Resources Connection, Inc.                                 3,838 $ 56,687        0.0%
*   Rexnord Corp.                                              7,884  171,871        0.0%
*   Roadrunner Transportation Systems, Inc.                      650    7,683        0.0%
    Robert Half International, Inc.                            7,256  277,977        0.1%
#   Rockwell Automation, Inc.                                  6,236  707,599        0.1%
#   Rockwell Collins, Inc.                                     6,158  543,074        0.1%
#   Rollins, Inc.                                             10,479  281,571        0.1%
#   Roper Technologies, Inc.                                   1,720  302,875        0.1%
*   RPX Corp.                                                  3,435   38,060        0.0%
#   RR Donnelley & Sons Co.                                   28,967  504,026        0.1%
*   Rush Enterprises, Inc. Class A                             3,287   64,721        0.0%
    Ryder System, Inc.                                         3,698  254,866        0.1%
*   Saia, Inc.                                                 1,400   40,488        0.0%
#*  Sensata Technologies Holding NV                            6,155  231,859        0.0%
    Simpson Manufacturing Co., Inc.                            2,517   94,639        0.0%
*   SL Industries, Inc.                                          100    3,998        0.0%
    Snap-on, Inc.                                              2,727  434,357        0.1%
    Southwest Airlines Co.                                    21,174  944,572        0.2%
*   SP Plus Corp.                                              1,494   33,286        0.0%
*   Sparton Corp.                                                743   15,945        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  7,904  372,674        0.1%
#   SPX Corp.                                                  3,183   51,246        0.0%
*   SPX FLOW, Inc.                                             2,340   70,106        0.0%
    Standex International Corp.                                  921   70,631        0.0%
    Stanley Black & Decker, Inc.                               8,601  962,624        0.2%
    Steelcase, Inc. Class A                                    6,350   96,901        0.0%
#*  Stericycle, Inc.                                           1,176  112,379        0.0%
#   Sun Hydraulics Corp.                                       2,089   73,909        0.0%
    Supreme Industries, Inc. Class A                             804    9,994        0.0%
#*  Swift Transportation Co.                                   5,007   83,216        0.0%
    TAL International Group, Inc.                              1,901   32,507        0.0%
#*  Taser International, Inc.                                  1,400   25,564        0.0%
*   Team, Inc.                                                 1,517   43,583        0.0%
*   Teledyne Technologies, Inc.                                3,986  370,499        0.1%
    Tennant Co.                                                1,238   66,122        0.0%
    Terex Corp.                                                5,091  121,624        0.0%
    Tetra Tech, Inc.                                           4,157  122,216        0.0%
#   Textainer Group Holdings, Ltd.                             1,200   18,516        0.0%
*   Thermon Group Holdings, Inc.                               2,445   45,819        0.0%
    Timken Co. (The)                                           5,564  198,245        0.0%
    Titan International, Inc.                                    499    3,308        0.0%
#*  Titan Machinery, Inc.                                        400    5,200        0.0%
#   Toro Co. (The)                                             4,349  375,971        0.1%
#*  TransDigm Group, Inc.                                      2,100  478,527        0.1%
*   TRC Cos., Inc.                                             1,800   15,408        0.0%
*   Trex Co., Inc.                                             2,011   95,422        0.0%
*   TriMas Corp.                                               2,869   51,929        0.0%
#*  TriNet Group, Inc.                                         6,903  114,728        0.0%
    Trinity Industries, Inc.                                   9,700  189,247        0.0%
#   Triumph Group, Inc.                                        2,000   72,360        0.0%
*   TrueBlue, Inc.                                             3,517   65,733        0.0%
*   Tutor Perini Corp.                                         3,987   63,074        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
    Tyco International P.L.C.                                  5,907 $   227,538        0.0%
    UniFirst Corp.                                             1,195     129,514        0.0%
    Union Pacific Corp.                                        2,411     210,312        0.0%
*   United Continental Holdings, Inc.                          3,282     150,348        0.0%
    United Parcel Service, Inc. Class B                       17,956   1,886,637        0.3%
#*  United Rentals, Inc.                                      10,011     670,036        0.1%
    United Technologies Corp.                                 27,903   2,912,236        0.5%
    Universal Forest Products, Inc.                            1,525     116,891        0.0%
    Universal Truckload Services, Inc.                           839      11,964        0.0%
    US Ecology, Inc.                                           1,543      69,481        0.0%
#*  USG Corp.                                                  7,837     211,677        0.0%
#   Valmont Industries, Inc.                                   1,549     217,449        0.0%
*   Vectrus, Inc.                                                488      10,521        0.0%
#*  Verisk Analytics, Inc.                                     9,051     702,177        0.1%
#*  Veritiv Corp.                                                676      27,730        0.0%
    Viad Corp.                                                 1,559      46,380        0.0%
*   Vicor Corp.                                                  600       5,754        0.0%
    VSE Corp.                                                    514      31,889        0.0%
#*  Wabash National Corp.                                      5,346      76,180        0.0%
*   WABCO Holdings, Inc.                                       4,200     471,072        0.1%
#   Wabtec Corp.                                               4,900     406,357        0.1%
    Waste Connections, Inc.                                    6,168     414,983        0.1%
    Waste Management, Inc.                                       582      34,216        0.0%
#   Watsco, Inc.                                               4,618     620,982        0.1%
    Watts Water Technologies, Inc. Class A                     1,600      89,392        0.0%
    Werner Enterprises, Inc.                                   3,591      90,996        0.0%
#*  Wesco Aircraft Holdings, Inc.                              8,474     122,280        0.0%
#*  WESCO International, Inc.                                  2,086     122,636        0.0%
    West Corp.                                                 6,260     134,152        0.0%
#*  Willis Lease Finance Corp.                                    78       1,886        0.0%
#   Woodward, Inc.                                             5,789     313,822        0.1%
#   WW Grainger, Inc.                                          3,644     854,591        0.1%
#*  XPO Logistics, Inc.                                        6,094     183,673        0.0%
    Xylem, Inc.                                                8,518     355,882        0.1%
                                                                     -----------       ----
Total Industrials                                                     81,310,955       12.6%
                                                                     -----------       ----
Information Technology -- (18.0%)
*   3D Systems Corp.                                           1,500      26,535        0.0%
    Accenture P.L.C. Class A                                  23,989   2,708,838        0.4%
#*  ACI Worldwide, Inc.                                        9,843     196,762        0.0%
    Activision Blizzard, Inc.                                 21,576     743,725        0.1%
*   Actua Corp.                                                2,106      19,965        0.0%
#*  Acxiom Corp.                                               4,772     104,841        0.0%
*   Adobe Systems, Inc.                                        8,189     771,568        0.1%
    ADTRAN, Inc.                                               2,422      46,793        0.0%
*   Advanced Energy Industries, Inc.                           2,710      87,668        0.0%
*   Agilysys, Inc.                                             1,572      16,789        0.0%
#*  Akamai Technologies, Inc.                                  4,132     210,691        0.0%
*   Alliance Data Systems Corp.                                2,080     422,885        0.1%
*   Alliance Fiber Optic Products, Inc.                        1,121      20,761        0.0%
*   Alpha & Omega Semiconductor, Ltd.                          2,166      28,136        0.0%
*   Alphabet, Inc. Class A                                     5,113   3,619,390        0.6%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Alphabet, Inc. Class C                                      5,418 $ 3,754,728        0.6%
    Amdocs, Ltd.                                                4,795     271,109        0.1%
    American Software, Inc. Class A                               400       3,656        0.0%
*   Amkor Technology, Inc.                                     15,071      86,055        0.0%
    Amphenol Corp. Class A                                      7,804     435,697        0.1%
    Analog Devices, Inc.                                        5,587     314,660        0.1%
*   Anixter International, Inc.                                 2,773     172,758        0.0%
#*  ANSYS, Inc.                                                 3,137     284,745        0.1%
    Apple, Inc.                                               229,944  21,554,951        3.4%
    Applied Materials, Inc.                                    17,582     359,904        0.1%
#*  Applied Optoelectronics, Inc.                                 763       8,546        0.0%
#*  Arista Networks, Inc.                                       3,627     241,631        0.0%
*   ARRIS International P.L.C.                                 15,707     357,648        0.1%
*   Arrow Electronics, Inc.                                     4,168     258,833        0.1%
#*  Aspen Technology, Inc.                                      7,628     290,093        0.1%
#*  Autodesk, Inc.                                              4,404     263,447        0.1%
    Automatic Data Processing, Inc.                            13,922   1,231,262        0.2%
*   AVG Technologies NV                                         5,557     110,029        0.0%
*   Avid Technology, Inc.                                       1,405       7,840        0.0%
    Avnet, Inc.                                                 8,162     335,621        0.1%
    AVX Corp.                                                   2,139      28,278        0.0%
*   Aware, Inc.                                                   500       2,085        0.0%
*   Axcelis Technologies, Inc.                                  9,432      26,976        0.0%
#   Badger Meter, Inc.                                          1,165      83,099        0.0%
*   Bankrate, Inc.                                              3,128      28,590        0.0%
    Bel Fuse, Inc. Class B                                        278       4,631        0.0%
    Belden, Inc.                                                2,044     129,058        0.0%
*   Benchmark Electronics, Inc.                                 1,618      31,422        0.0%
    Blackbaud, Inc.                                             2,734     168,879        0.0%
*   Blackhawk Network Holdings, Inc.                            3,838     123,315        0.0%
#   Booz Allen Hamilton Holding Corp.                           9,045     249,371        0.0%
#*  Bottomline Technologies de, Inc.                            1,453      35,686        0.0%
    Broadcom, Ltd.                                                840     122,430        0.0%
    Broadridge Financial Solutions, Inc.                        5,823     348,448        0.1%
    Brocade Communications Systems, Inc.                       38,957     374,377        0.1%
    Brooks Automation, Inc.                                     6,174      58,406        0.0%
    CA, Inc.                                                   28,004     830,599        0.1%
    Cabot Microelectronics Corp.                                1,868      78,251        0.0%
*   CACI International, Inc. Class A                            2,243     215,664        0.0%
*   Cadence Design Systems, Inc.                               10,720     248,597        0.0%
*   CalAmp Corp.                                                3,600      53,892        0.0%
*   Calix, Inc.                                                 3,747      25,967        0.0%
#*  Cardtronics, Inc.                                           5,079     200,214        0.0%
*   Cascade Microtech, Inc.                                       640      13,382        0.0%
#   Cass Information Systems, Inc.                                675      33,392        0.0%
#*  Cavium, Inc.                                                1,182      58,355        0.0%
    CDK Global, Inc.                                            8,340     396,734        0.1%
#   CDW Corp.                                                  10,909     419,996        0.1%
*   Ceva, Inc.                                                    819      18,886        0.0%
*   Checkpoint Systems, Inc.                                    1,612      16,313        0.0%
*   CIBER, Inc.                                                 1,100       2,552        0.0%
#*  Ciena Corp.                                                13,191     222,005        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   Cimpress NV                                                 4,843 $  425,554        0.1%
#*  Cirrus Logic, Inc.                                          5,851    211,221        0.0%
    Cisco Systems, Inc.                                       153,205  4,211,605        0.7%
*   Citrix Systems, Inc.                                        7,374    603,488        0.1%
#*  Clearfield, Inc.                                              600     11,136        0.0%
#   Cognex Corp.                                                4,680    166,280        0.0%
*   Cognizant Technology Solutions Corp. Class A               12,811    747,778        0.1%
*   Coherent, Inc.                                              1,658    154,857        0.0%
    Cohu, Inc.                                                  2,223     25,698        0.0%
*   CommScope Holding Co., Inc.                                10,139    308,327        0.1%
    Communications Systems, Inc.                                  300      1,929        0.0%
#   Computer Sciences Corp.                                    10,747    356,048        0.1%
    Computer Task Group, Inc.                                     100        514        0.0%
    Comtech Telecommunications Corp.                              797     19,287        0.0%
#   Convergys Corp.                                            13,649    361,698        0.1%
*   CoreLogic, Inc.                                             7,393    262,304        0.1%
    Corning, Inc.                                              13,735    256,432        0.0%
#*  CoStar Group, Inc.                                            683    134,763        0.0%
*   Covisint Corp.                                              1,348      2,494        0.0%
*   Cray, Inc.                                                  3,025    114,557        0.0%
*   Cree, Inc.                                                  6,239    152,918        0.0%
#   CSG Systems International, Inc.                             3,218    142,815        0.0%
    CSRA, Inc.                                                  9,004    233,744        0.0%
    CTS Corp.                                                     685     11,350        0.0%
#   Cypress Semiconductor Corp.                                19,995    180,555        0.0%
#   Daktronics, Inc.                                            2,457     21,376        0.0%
*   Datalink Corp.                                              1,747     14,028        0.0%
*   Demand Media, Inc.                                          1,900     11,191        0.0%
*   DHI Group, Inc.                                             7,201     51,199        0.0%
#   Diebold, Inc.                                               7,811    205,195        0.0%
*   Digi International, Inc.                                      815      8,615        0.0%
#*  Digimarc Corp.                                                127      3,791        0.0%
*   Diodes, Inc.                                                2,746     51,131        0.0%
#   Dolby Laboratories, Inc. Class A                            3,417    162,683        0.0%
*   DSP Group, Inc.                                               910      8,645        0.0%
    DST Systems, Inc.                                           3,010    363,247        0.1%
*   DTS, Inc.                                                     453      9,884        0.0%
    EarthLink Holdings Corp.                                    5,610     32,594        0.0%
*   eBay, Inc.                                                 30,164    736,906        0.1%
#   Ebix, Inc.                                                    960     46,195        0.0%
*   EchoStar Corp. Class A                                      4,509    184,508        0.0%
    Electro Rent Corp.                                          1,100     11,011        0.0%
*   Electro Scientific Industries, Inc.                         2,000     14,100        0.0%
*   Electronic Arts, Inc.                                       7,820    483,667        0.1%
*   Electronics for Imaging, Inc.                               3,709    147,767        0.0%
*   Ellie Mae, Inc.                                               755     63,118        0.0%
    EMC Corp.                                                  50,541  1,319,625        0.2%
*   Emcore Corp.                                                1,184      6,749        0.0%
#*  EnerNOC, Inc.                                                  77        525        0.0%
*   Entegris, Inc.                                              9,013    119,783        0.0%
#*  Envestnet, Inc.                                                90      2,824        0.0%
#*  EPAM Systems, Inc.                                          2,795    203,839        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
    Epiq Systems, Inc.                                          3,607 $   53,275        0.0%
*   ePlus, Inc.                                                   400     32,156        0.0%
*   Euronet Worldwide, Inc.                                     4,076    314,260        0.1%
*   Exar Corp.                                                  1,944     11,858        0.0%
*   ExlService Holdings, Inc.                                   1,571     76,021        0.0%
*   Extreme Networks, Inc.                                      2,741      9,621        0.0%
#*  F5 Networks, Inc.                                           2,915    305,346        0.1%
*   Fabrinet                                                    1,414     45,206        0.0%
*   Facebook, Inc. Class A                                     23,773  2,795,229        0.4%
    Fair Isaac Corp.                                            2,909    310,419        0.1%
*   Fairchild Semiconductor International, Inc.                 3,440     68,800        0.0%
*   FARO Technologies, Inc.                                     1,124     32,641        0.0%
#   FEI Co.                                                     2,154    191,749        0.0%
    Fidelity National Information Services, Inc.                7,645    503,041        0.1%
#*  Finisar Corp.                                               8,734    143,762        0.0%
*   First Solar, Inc.                                           4,864    271,606        0.1%
*   Fiserv, Inc.                                                8,561    836,581        0.1%
#*  FleetCor Technologies, Inc.                                 3,733    577,420        0.1%
*   Flextronics International, Ltd.                            26,349    320,140        0.1%
    FLIR Systems, Inc.                                         10,394    314,003        0.1%
*   FormFactor, Inc.                                            4,492     34,588        0.0%
    Forrester Research, Inc.                                    1,335     44,883        0.0%
#*  Fortinet, Inc.                                              3,205    104,195        0.0%
*   Gartner, Inc.                                               2,505    218,361        0.0%
*   Genpact, Ltd.                                              11,273    314,404        0.1%
*   GigPeak, Inc.                                               3,800      8,740        0.0%
#   Global Payments, Inc.                                      16,538  1,193,737        0.2%
*   GSI Group, Inc.                                             2,152     31,312        0.0%
#*  GSI Technology, Inc.                                          381      1,505        0.0%
#*  GTT Communications, Inc.                                    1,500     23,970        0.0%
#*  Guidewire Software, Inc.                                    3,300    188,001        0.0%
    Hackett Group, Inc. (The)                                   1,600     23,808        0.0%
*   Harmonic, Inc.                                                964      3,335        0.0%
#   Harris Corp.                                                4,370    349,644        0.1%
    IAC/InterActiveCorp                                         5,000    231,700        0.0%
*   ID Systems, Inc.                                              100        518        0.0%
*   II-VI, Inc.                                                 4,452     92,913        0.0%
#*  Infinera Corp.                                              5,942     70,650        0.0%
    Ingram Micro, Inc. Class A                                  8,800    307,560        0.1%
*   Innodata, Inc.                                                400        908        0.0%
*   Inphi Corp.                                                     6        178        0.0%
*   Insight Enterprises, Inc.                                   1,499     37,040        0.0%
*   Integrated Device Technology, Inc.                          5,864    113,058        0.0%
    Intel Corp.                                               144,256  4,368,072        0.7%
#   InterDigital, Inc.                                          3,400    193,732        0.0%
*   Internap Corp.                                                800      1,824        0.0%
    International Business Machines Corp.                      17,257  2,518,487        0.4%
    Intersil Corp. Class A                                     10,027    117,216        0.0%
#*  Intevac, Inc.                                                 500      2,430        0.0%
*   IntraLinks Holdings, Inc.                                   2,900     25,839        0.0%
    Intuit, Inc.                                                9,400    948,366        0.2%
#*  IPG Photonics Corp.                                         3,407    295,285        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Itron, Inc.                                                 2,165 $    89,025        0.0%
*   Ixia                                                        6,909      69,919        0.0%
    IXYS Corp.                                                  1,534      16,567        0.0%
#   j2 Global, Inc.                                             3,159     200,660        0.0%
    Jabil Circuit, Inc.                                        17,553     304,720        0.1%
    Jack Henry & Associates, Inc.                               3,359     272,180        0.1%
    Juniper Networks, Inc.                                     16,617     388,838        0.1%
*   Key Tronic Corp.                                              334       2,381        0.0%
*   Keysight Technologies, Inc.                                12,260     319,741        0.1%
*   Kimball Electronics, Inc.                                     851       9,310        0.0%
    KLA-Tencor Corp.                                            3,676     257,099        0.0%
*   Knowles Corp.                                               1,635      21,860        0.0%
*   Kulicke & Soffa Industries, Inc.                            3,312      35,505        0.0%
*   KVH Industries, Inc.                                           99         966        0.0%
    Lam Research Corp.                                          7,875     601,650        0.1%
#*  Lattice Semiconductor Corp.                                 7,926      44,148        0.0%
#   Leidos Holdings, Inc.                                       7,782     386,065        0.1%
    Lexmark International, Inc. Class A                         5,881     227,007        0.0%
#   Linear Technology Corp.                                     5,574     247,932        0.0%
*   LinkedIn Corp. Class A                                        791      99,120        0.0%
*   Lionbridge Technologies, Inc.                               4,810      24,002        0.0%
    Littelfuse, Inc.                                            1,305     152,006        0.0%
*   Lumentum Holdings, Inc.                                     2,409      60,948        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 3,440     140,662        0.0%
#*  Magnachip Semiconductor Corp.                               1,541       7,952        0.0%
*   Manhattan Associates, Inc.                                  5,103     308,936        0.1%
    ManTech International Corp. Class A                         1,887      63,781        0.0%
    Marchex, Inc. Class B                                       3,361      14,284        0.0%
    Marvell Technology Group, Ltd.                             15,677     156,456        0.0%
    MasterCard, Inc. Class A                                   37,788   3,665,058        0.6%
*   Mattson Technology, Inc.                                    2,642       9,643        0.0%
    Maxim Integrated Products, Inc.                             6,639     237,145        0.0%
    MAXIMUS, Inc.                                               5,644     298,568        0.1%
*   MaxLinear, Inc. Class A                                       492       8,241        0.0%
*   MeetMe, Inc.                                                3,482      11,908        0.0%
    Mentor Graphics Corp.                                       9,975     199,101        0.0%
#   Mesa Laboratories, Inc.                                       200      20,156        0.0%
    Methode Electronics, Inc.                                   2,500      74,325        0.0%
#   Microchip Technology, Inc.                                  5,574     270,841        0.1%
*   Micron Technology, Inc.                                    32,511     349,493        0.1%
#*  Microsemi Corp.                                             7,606     257,007        0.0%
    Microsoft Corp.                                           255,343  12,733,955        2.0%
*   MicroStrategy, Inc. Class A                                   806     144,532        0.0%
    MKS Instruments, Inc.                                       4,182     149,967        0.0%
*   MoneyGram International, Inc.                                 354       2,177        0.0%
    Monolithic Power Systems, Inc.                                810      50,560        0.0%
    Monotype Imaging Holdings, Inc.                             2,250      49,567        0.0%
    Motorola Solutions, Inc.                                    4,600     345,874        0.1%
    MTS Systems Corp.                                           1,134      63,753        0.0%
*   Multi-Fineline Electronix, Inc.                             1,990      45,770        0.0%
*   Nanometrics, Inc.                                           1,227      21,914        0.0%
#   National Instruments Corp.                                  8,343     230,016        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
    NCI, Inc. Class A                                            353 $    5,104        0.0%
*   NCR Corp.                                                 12,567    365,574        0.1%
*   NeoPhotonics Corp.                                         1,671     20,035        0.0%
#   NetApp, Inc.                                              16,531    390,793        0.1%
*   NETGEAR, Inc.                                              2,877    121,985        0.0%
*   NetScout Systems, Inc.                                     2,133     47,481        0.0%
#*  NetSuite, Inc.                                               849     68,803        0.0%
#*  NeuStar, Inc. Class A                                      1,861     43,715        0.0%
*   Newport Corp.                                              3,290     75,637        0.0%
    NIC, Inc.                                                  3,623     64,163        0.0%
*   Nuance Communications, Inc.                               17,476    300,238        0.1%
    NVE Corp.                                                    558     32,018        0.0%
#   NVIDIA Corp.                                              26,341    935,896        0.2%
*   ON Semiconductor Corp.                                    38,275    362,464        0.1%
    Oracle Corp.                                              75,360  3,003,850        0.5%
*   OSI Systems, Inc.                                          1,445     73,536        0.0%
#*  Palo Alto Networks, Inc.                                   1,366    206,088        0.0%
*   PAR Technology Corp.                                         300      1,917        0.0%
    Park Electrochemical Corp.                                   792     12,918        0.0%
#   Paychex, Inc.                                             10,363    540,120        0.1%
#*  Paycom Software, Inc.                                      3,422    130,755        0.0%
*   PayPal Holdings, Inc.                                     15,893    622,688        0.1%
    PC Connection, Inc.                                        1,860     44,212        0.0%
*   PDF Solutions, Inc.                                        1,753     23,578        0.0%
    Pegasystems, Inc.                                          6,819    179,953        0.0%
*   Perficient, Inc.                                           2,324     48,525        0.0%
*   PFSweb, Inc.                                                 864     12,182        0.0%
*   Photronics, Inc.                                           5,628     59,544        0.0%
*   Planet Payment, Inc.                                       5,317     21,321        0.0%
    Plantronics, Inc.                                          4,028    154,877        0.0%
*   Plexus Corp.                                               2,781    116,135        0.0%
*   Polycom, Inc.                                             14,140    168,973        0.0%
    Power Integrations, Inc.                                   1,024     49,408        0.0%
*   PRGX Global, Inc.                                            400      1,936        0.0%
*   Progress Software Corp.                                    3,423     87,355        0.0%
*   PTC, Inc.                                                  4,815    175,555        0.0%
#   QAD, Inc. Class A                                            555     10,884        0.0%
*   QLogic Corp.                                               9,160    119,904        0.0%
*   Qorvo, Inc.                                                3,693    166,296        0.0%
    QUALCOMM, Inc.                                            30,871  1,559,603        0.3%
*   Qualys, Inc.                                               1,942     48,900        0.0%
*   QuinStreet, Inc.                                           1,315      4,629        0.0%
#*  Rackspace Hosting, Inc.                                    1,136     25,980        0.0%
*   Rambus, Inc.                                               6,800     79,016        0.0%
*   Red Hat, Inc.                                              6,343    465,386        0.1%
    Reis, Inc.                                                   500     12,585        0.0%
    Richardson Electronics, Ltd.                                 500      2,600        0.0%
*   Rofin-Sinar Technologies, Inc.                             2,726     87,750        0.0%
*   Rogers Corp.                                               1,481     84,950        0.0%
*   Rosetta Stone, Inc.                                        1,153      9,166        0.0%
*   Rovi Corp.                                                 7,369    129,842        0.0%
*   Ruckus Wireless, Inc.                                      2,623     36,040        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                                 2,447 $ 33,940        0.0%
    Sabre Corp.                                               11,352  328,640        0.1%
*   salesforce.com, Inc.                                       7,907  599,351        0.1%
#   SanDisk Corp.                                              4,328  325,163        0.1%
*   Sanmina Corp.                                              6,146  145,353        0.0%
*   ScanSource, Inc.                                           2,216   90,147        0.0%
    Science Applications International Corp.                   5,156  273,732        0.1%
*   SciQuest, Inc.                                               700    9,674        0.0%
#*  Seachange International, Inc.                              1,900    7,087        0.0%
#   Seagate Technology P.L.C.                                  6,300  137,151        0.0%
*   Semtech Corp.                                              3,795   82,124        0.0%
#*  ServiceNow, Inc.                                           1,570  112,224        0.0%
#*  ServiceSource International, Inc.                          4,898   19,739        0.0%
*   ShoreTel, Inc.                                             5,165   31,610        0.0%
*   Sigma Designs, Inc.                                        1,300    8,229        0.0%
*   Silicon Laboratories, Inc.                                 2,323  108,716        0.0%
#*  Silver Spring Networks, Inc.                               4,819   67,707        0.0%
#   Skyworks Solutions, Inc.                                   5,039  336,706        0.1%
#*  Splunk, Inc.                                               2,400  124,752        0.0%
#   SS&C Technologies Holdings, Inc.                           4,182  255,729        0.0%
#*  Stamps.com, Inc.                                             486   40,027        0.0%
#*  SunPower Corp.                                             5,366  108,071        0.0%
#*  Super Micro Computer, Inc.                                 4,918  132,343        0.0%
*   Sykes Enterprises, Inc.                                    2,956   86,167        0.0%
    Symantec Corp.                                            28,309  471,203        0.1%
#*  Synaptics, Inc.                                            3,551  254,074        0.0%
#*  Synchronoss Technologies, Inc.                             3,544  110,112        0.0%
    SYNNEX Corp.                                               3,319  274,050        0.1%
*   Synopsys, Inc.                                             8,859  420,980        0.1%
*   Syntel, Inc.                                               5,323  226,387        0.0%
*   Systemax, Inc.                                             1,146   10,371        0.0%
*   Take-Two Interactive Software, Inc.                        4,136  141,368        0.0%
#*  Tangoe, Inc.                                               2,857   25,199        0.0%
    TE Connectivity, Ltd.                                      6,596  392,330        0.1%
*   Tech Data Corp.                                            2,599  178,525        0.0%
*   TechTarget, Inc.                                           1,500   11,640        0.0%
*   Telenav, Inc.                                              2,293   13,070        0.0%
    TeleTech Holdings, Inc.                                    3,475   96,570        0.0%
#*  Teradata Corp.                                             1,700   43,010        0.0%
    Teradyne, Inc.                                            17,077  322,926        0.1%
    Tessco Technologies, Inc.                                    626   10,379        0.0%
    Tessera Technologies, Inc.                                 4,394  126,196        0.0%
    Texas Instruments, Inc.                                   15,376  877,047        0.1%
*   TiVo, Inc.                                                 8,011   79,950        0.0%
    Total System Services, Inc.                                8,863  453,254        0.1%
    TransAct Technologies, Inc.                                  300    2,613        0.0%
    Travelport Worldwide, Ltd.                                 9,740  135,873        0.0%
*   Trimble Navigation, Ltd.                                  15,589  373,357        0.1%
#*  TrueCar, Inc.                                              3,621   24,768        0.0%
*   TTM Technologies, Inc.                                     7,527   49,076        0.0%
#*  Tyler Technologies, Inc.                                   1,000  146,410        0.0%
#*  Ubiquiti Networks, Inc.                                    5,769  205,492        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Information Technology -- (Continued)
#*  Ultimate Software Group, Inc. (The)                        1,151 $    226,275        0.0%
*   Ultra Clean Holdings, Inc.                                 1,982       11,278        0.0%
*   Ultratech, Inc.                                            1,461       31,689        0.0%
*   United Online, Inc.                                          539        5,837        0.0%
#*  Universal Display Corp.                                    1,200       69,972        0.0%
#*  Unwired Planet, Inc.                                         170        1,370        0.0%
*   Vantiv, Inc. Class A                                       8,799      479,897        0.1%
#*  VeriFone Systems, Inc.                                     7,874      224,094        0.0%
*   Verint Systems, Inc.                                       3,881      131,333        0.0%
#*  VeriSign, Inc.                                             4,124      356,314        0.1%
#*  ViaSat, Inc.                                               5,082      389,789        0.1%
#*  Viavi Solutions, Inc.                                     18,382      119,667        0.0%
*   Virtusa Corp.                                              1,604       57,006        0.0%
#   Visa, Inc. Class A                                        49,720    3,840,373        0.6%
#   Vishay Intertechnology, Inc.                               7,658       93,121        0.0%
*   Vishay Precision Group, Inc.                                 335        5,012        0.0%
*   VMware, Inc. Class A                                         800       45,528        0.0%
*   Web.com Group, Inc.                                        5,183      103,608        0.0%
#*  WebMD Health Corp.                                         1,853      116,257        0.0%
    Western Digital Corp.                                      7,142      291,858        0.1%
#   Western Union Co. (The)                                   23,846      476,920        0.1%
#*  WEX, Inc.                                                  1,350      127,561        0.0%
*   Workday, Inc. Class A                                      1,100       82,478        0.0%
*   Xcerra Corp.                                               4,381       25,848        0.0%
    Xerox Corp.                                               48,591      466,474        0.1%
    Xilinx, Inc.                                              10,094      434,849        0.1%
*   XO Group, Inc.                                             1,650       29,139        0.0%
*   Xura, Inc.                                                   556       12,449        0.0%
*   Yahoo!, Inc.                                              13,976      511,522        0.1%
#*  Zebra Technologies Corp. Class A                           2,806      175,543        0.0%
*   Zillow Group, Inc. Class A                                 2,300       57,546        0.0%
#*  Zillow Group, Inc. Class C                                   600       14,424        0.0%
*   Zix Corp.                                                  2,090        7,796        0.0%
*   Zynga, Inc. Class A                                       18,642       44,368        0.0%
                                                                     ------------       ----
Total Information Technology                                          129,663,312       20.2%
                                                                     ------------       ----
Materials -- (3.2%)
    A Schulman, Inc.                                           2,097       58,485        0.0%
    AEP Industries, Inc.                                         579       35,684        0.0%
#   Albemarle Corp.                                            4,210      278,534        0.1%
    Allegheny Technologies, Inc.                               4,175       68,219        0.0%
    American Vanguard Corp.                                    2,517       41,656        0.0%
    Ampco-Pittsburgh Corp.                                       857       16,360        0.0%
    AptarGroup, Inc.                                           8,647      657,172        0.1%
    Ashland, Inc.                                              4,100      457,560        0.1%
    Avery Dennison Corp.                                      10,604      769,956        0.1%
*   Axalta Coating Systems, Ltd.                              11,702      333,156        0.1%
    Axiall Corp.                                               2,225       52,399        0.0%
    Balchem Corp.                                              2,634      161,622        0.0%
    Ball Corp.                                                 7,357      525,143        0.1%
    Bemis Co., Inc.                                           10,598      531,808        0.1%
*   Berry Plastics Group, Inc.                                 8,313      299,434        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Materials -- (Continued)
*   Boise Cascade Co.                                            989 $   20,640        0.0%
    Celanese Corp. Series A                                    6,862    485,143        0.1%
    Chase Corp.                                                  274     15,423        0.0%
#   Chemours Co. (The)                                           680      6,202        0.0%
*   Chemtura Corp.                                             6,802    189,436        0.0%
*   Clearwater Paper Corp.                                     1,459     87,161        0.0%
*   Coeur Mining, Inc.                                         2,107     17,067        0.0%
#   Compass Minerals International, Inc.                       3,579    268,282        0.1%
*   Core Molding Technologies, Inc.                              600      7,038        0.0%
*   Crown Holdings, Inc.                                       5,984    316,913        0.1%
#   Deltic Timber Corp.                                          900     56,250        0.0%
    Domtar Corp.                                               2,830    109,351        0.0%
    Dow Chemical Co. (The)                                    23,712  1,247,488        0.2%
    Ecolab, Inc.                                               8,614    990,438        0.2%
    EI du Pont de Nemours & Co.                                7,926    522,403        0.1%
*   Ferro Corp.                                                6,922     88,186        0.0%
    Ferroglobe P.L.C.                                          4,347     44,296        0.0%
#*  Flotek Industries, Inc.                                      400      3,780        0.0%
    FutureFuel Corp.                                           3,504     39,385        0.0%
#*  GCP Applied Technologies, Inc.                               362      8,011        0.0%
    Graphic Packaging Holding Co.                             43,693    580,243        0.1%
    Greif, Inc. Class A                                        1,991     69,088        0.0%
    Greif, Inc. Class B                                          337     15,532        0.0%
#   Hawkins, Inc.                                                486     19,017        0.0%
    HB Fuller Co.                                              7,518    336,205        0.1%
#   Hecla Mining Co.                                           9,615     41,441        0.0%
    Huntsman Corp.                                            12,132    190,958        0.0%
    Innophos Holdings, Inc.                                      400     14,784        0.0%
    Innospec, Inc.                                             2,441    118,047        0.0%
#   International Flavors & Fragrances, Inc.                   2,523    301,423        0.1%
    International Paper Co.                                   29,248  1,265,561        0.2%
    KapStone Paper and Packaging Corp.                         3,600     57,204        0.0%
    KMG Chemicals, Inc.                                          800     18,952        0.0%
*   Koppers Holdings, Inc.                                       856     21,511        0.0%
    Kronos Worldwide, Inc.                                       800      5,320        0.0%
*   Louisiana-Pacific Corp.                                   11,064    188,088        0.0%
    LyondellBasell Industries NV Class A                      13,047  1,078,595        0.2%
    Materion Corp.                                             1,400     40,586        0.0%
    Mercer International, Inc.                                 3,557     29,879        0.0%
    Minerals Technologies, Inc.                                3,333    199,647        0.0%
    Myers Industries, Inc.                                     3,308     44,592        0.0%
    Neenah Paper, Inc.                                         1,336     86,960        0.0%
#   NewMarket Corp.                                              800    324,848        0.1%
    Newmont Mining Corp.                                      12,841    449,050        0.1%
    Nucor Corp.                                                3,548    176,619        0.0%
#   Olin Corp.                                                20,592    448,700        0.1%
*   OMNOVA Solutions, Inc.                                     2,800     20,020        0.0%
#*  Owens-Illinois, Inc.                                      13,540    249,948        0.0%
    Packaging Corp. of America                                 9,598    622,718        0.1%
    PH Glatfelter Co.                                          3,389     77,710        0.0%
#   PolyOne Corp.                                              6,859    246,787        0.0%
    PPG Industries, Inc.                                       8,013    884,555        0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Materials -- (Continued)
    Quaker Chemical Corp.                                       1,165 $   103,755        0.0%
    Rayonier Advanced Materials, Inc.                           4,369      44,782        0.0%
*   Real Industry, Inc.                                           176       1,556        0.0%
    Reliance Steel & Aluminum Co.                               1,617     119,609        0.0%
#   Royal Gold, Inc.                                            2,945     184,416        0.0%
    RPM International, Inc.                                     5,352     270,437        0.1%
    Schnitzer Steel Industries, Inc. Class A                    1,715      35,363        0.0%
    Scotts Miracle-Gro Co. (The) Class A                       11,192     792,170        0.1%
    Sealed Air Corp.                                           11,732     555,628        0.1%
    Sensient Technologies Corp.                                 2,822     189,779        0.0%
    Sherwin-Williams Co. (The)                                  2,997     861,068        0.1%
    Silgan Holdings, Inc.                                       7,420     376,491        0.1%
    Sonoco Products Co.                                        12,684     594,753        0.1%
    Steel Dynamics, Inc.                                        9,115     229,789        0.0%
    Stepan Co.                                                  1,866     114,367        0.0%
    Synalloy Corp.                                                300       2,541        0.0%
*   Trecora Resources                                           1,300      14,885        0.0%
    Tredegar Corp.                                              1,006      16,056        0.0%
    Valspar Corp. (The)                                         3,600     384,084        0.1%
#   Westlake Chemical Corp.                                     3,800     190,722        0.0%
    WestRock Co.                                                5,644     236,201        0.0%
    Worthington Industries, Inc.                                  330      12,458        0.0%
*   WR Grace & Co.                                              2,862     219,458        0.0%
                                                                      -----------        ---
Total Materials                                                        22,585,037        3.5%
                                                                      -----------        ---
Real Estate Investment Trusts -- (0.0%)
    Gaming and Leisure Properties, Inc.                         1,942      63,686        0.0%
                                                                      -----------        ---
Telecommunication Services -- (2.9%)
*   8x8, Inc.                                                   1,108      12,565        0.0%
    AT&T, Inc.                                                178,840   6,942,569        1.1%
    Atlantic Tele-Network, Inc.                                 1,500     107,865        0.0%
#*  Boingo Wireless, Inc.                                       2,087      16,049        0.0%
    CenturyLink, Inc.                                          50,760   1,571,022        0.3%
*   Cincinnati Bell, Inc.                                      20,838      79,601        0.0%
#   Cogent Communications Holdings, Inc.                        5,766     223,144        0.1%
#   Consolidated Communications Holdings, Inc.                  6,482     153,234        0.0%
#*  FairPoint Communications, Inc.                              1,852      24,558        0.0%
#   Frontier Communications Corp.                              83,155     462,342        0.1%
*   General Communication, Inc. Class A                         5,364      90,652        0.0%
*   Hawaiian Telcom Holdco, Inc.                                  633      14,578        0.0%
    IDT Corp. Class B                                           2,682      41,142        0.0%
    Inteliquent, Inc.                                           3,021      50,118        0.0%
#*  Iridium Communications, Inc.                                3,706      29,907        0.0%
*   Level 3 Communications, Inc.                               25,535   1,334,459        0.2%
*   Lumos Networks Corp.                                        1,864      23,766        0.0%
#*  NTELOS Holdings Corp.                                         502       4,644        0.0%
*   ORBCOMM, Inc.                                               6,700      66,397        0.0%
*   SBA Communications Corp. Class A                            6,301     649,255        0.1%
    Shenandoah Telecommunications Co.                           5,986     171,738        0.0%
    Spok Holdings, Inc.                                         2,326      39,519        0.0%
#*  Sprint Corp.                                               20,801      71,347        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                      SHARES     VALUE+     ASSETS**
                                                                      ------- ------------ ----------
Telecommunication Services -- (Continued)
#*          Straight Path Communications, Inc. Class B                    422 $     15,445        0.0%
#*          T-Mobile US, Inc.                                          14,321      562,529        0.1%
            Telephone & Data Systems, Inc.                             12,738      376,663        0.1%
*           United States Cellular Corp.                                2,591      110,480        0.0%
            Verizon Communications, Inc.                              152,152    7,750,623        1.2%
*           Vonage Holdings Corp.                                      14,064       65,679        0.0%
                                                                              ------------       ----
Total Telecommunication Services                                                21,061,890        3.3%
                                                                              ------------       ----
Utilities -- (1.2%)
            AGL Resources, Inc.                                         7,052      464,445        0.1%
            American States Water Co.                                   4,733      197,319        0.0%
            American Water Works Co., Inc.                              6,684      486,328        0.1%
#           Aqua America, Inc.                                         16,028      507,446        0.1%
            Artesian Resources Corp. Class A                              475       12,820        0.0%
            Atmos Energy Corp.                                          5,668      411,213        0.1%
#           Avangrid, Inc.                                              1,864       74,746        0.0%
#           California Water Service Group                              6,050      168,977        0.0%
            CenterPoint Energy, Inc.                                    8,740      187,473        0.0%
            Chesapeake Utilities Corp.                                  1,519       90,411        0.0%
            Connecticut Water Service, Inc.                             1,405       66,063        0.0%
#           Consolidated Edison, Inc.                                   7,273      542,566        0.1%
            Consolidated Water Co., Ltd.                                  163        2,264        0.0%
            Delta Natural Gas Co., Inc.                                   149        3,814        0.0%
            Edison International                                        7,455      527,143        0.1%
            Eversource Energy                                           7,399      417,600        0.1%
            Exelon Corp.                                               10,369      363,848        0.1%
            Gas Natural, Inc.                                             400        2,920        0.0%
            Genie Energy, Ltd. Class B                                    400        2,948        0.0%
#           Middlesex Water Co.                                         1,957       71,587        0.0%
            National Fuel Gas Co.                                       1,000       55,500        0.0%
            New Jersey Resources Corp.                                  8,600      306,848        0.1%
#           Northwest Natural Gas Co.                                   2,748      141,632        0.0%
#           Ormat Technologies, Inc.                                    3,261      141,527        0.0%
#           Otter Tail Corp.                                            4,510      130,429        0.0%
#           Pattern Energy Group, Inc.                                  5,556      116,676        0.0%
            PG&E Corp.                                                 13,780      801,996        0.1%
            Piedmont Natural Gas Co., Inc.                              6,867      410,647        0.1%
            SJW Corp.                                                   2,420       83,272        0.0%
#           South Jersey Industries, Inc.                               9,150      255,377        0.0%
            Southwest Gas Corp.                                         4,561      296,055        0.0%
#           Spire, Inc.                                                 4,369      279,441        0.0%
            UGI Corp.                                                  14,317      576,116        0.1%
            WGL Holdings, Inc.                                          5,001      339,518        0.1%
#           York Water Co. (The)                                          800       23,720        0.0%
                                                                              ------------       ----
Total Utilities                                                                  8,560,685        1.3%
                                                                              ------------       ----
TOTAL COMMON STOCKS                                                            640,197,422       99.6%
                                                                              ------------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Community Health Systems, Inc. Contingent Value Rights     11,318           68        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                          1,400        1,554        0.0%
(degrees)*  Furiex Pharmaceuticals Contingent Value Rights                175           --        0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     1,800 $         --        0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                     10,882       11,044        0.0%
(degrees)*   Safeway PDC, LLC Contingent Value Rights                     10,882          531        0.0%
                                                                                 ------------      -----
TOTAL RIGHTS/WARRANTS                                                                  13,197        0.0%
                                                                                 ------------      -----
TOTAL INVESTMENT SECURITIES                                                       640,210,619
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
             State Street Institutional Liquid Reserves, 0.455%        5,027,550    5,027,550        0.8%
                                                                                 ------------      -----
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@         DFA Short Term Investment Fund                            6,392,680   73,963,310       11.5%
                                                                                 ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $589,567,967)                                $719,201,479      111.9%
                                                                                 ============      =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary          $121,405,335          --   --    $121,405,335
   Consumer Staples                  49,836,965          --   --      49,836,965
   Energy                            17,755,240          --   --      17,755,240
   Financials                       103,587,758          --   --     103,587,758
   Health Care                       84,366,559          --   --      84,366,559
   Industrials                       81,310,955          --   --      81,310,955
   Information Technology           129,663,312          --   --     129,663,312
   Materials                         22,585,037          --   --      22,585,037
   Real Estate Investment Trusts         63,686          --   --          63,686
   Telecommunication Services        21,061,890          --   --      21,061,890
   Utilities                          8,560,685          --   --       8,560,685
Rights/Warrants                              -- $    13,197   --          13,197
Temporary Cash Investments            5,027,550          --   --       5,027,550
Securities Lending Collateral                --  73,963,310   --      73,963,310
                                   ------------ -----------   --    ------------
TOTAL                              $645,224,972 $73,976,507   --    $719,201,479
                                   ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (92.4%)

AUSTRALIA -- (5.2%)
    Ainsworth Game Technology, Ltd.                            13,420 $   23,707        0.0%
#   ALS, Ltd.                                                  25,912     91,439        0.0%
    Altium, Ltd.                                                3,254     15,145        0.0%
    Amcor, Ltd.                                                55,173    643,256        0.2%
    AMP, Ltd.                                                 142,724    634,195        0.2%
    Ansell, Ltd.                                                7,476    112,837        0.0%
#   AP Eagers, Ltd.                                             1,880     15,388        0.0%
#   APA Group                                                  30,415    201,450        0.1%
*   APN News & Media, Ltd.                                     17,146      8,010        0.0%
#   APN Outdoor Group, Ltd.                                     7,920     37,854        0.0%
#   ARB Corp., Ltd.                                             2,584     31,534        0.0%
    Aristocrat Leisure, Ltd.                                   18,229    137,805        0.1%
#*  Arrium, Ltd.                                               76,376      1,278        0.0%
#   Asaleo Care, Ltd.                                          32,266     48,069        0.0%
    Asciano, Ltd.                                              36,684    245,926        0.1%
    ASX, Ltd.                                                   2,931     97,021        0.0%
#   AUB Group, Ltd.                                             3,526     23,300        0.0%
*   Ausdrill, Ltd.                                              7,076      2,519        0.0%
    Australia & New Zealand Banking Group, Ltd.                76,419  1,400,754        0.3%
*   Australian Agricultural Co., Ltd.                          29,799     32,386        0.0%
    Australian Pharmaceutical Industries, Ltd.                 40,511     60,177        0.0%
    Automotive Holdings Group, Ltd.                             7,271     21,581        0.0%
#*  AWE, Ltd.                                                  43,671     22,787        0.0%
    Bank of Queensland, Ltd.                                    9,307     79,142        0.0%
    Beach Energy, Ltd.                                        125,642     69,776        0.0%
#   Bellamy's Australia, Ltd.                                   3,871     29,526        0.0%
    Bendigo and Adelaide Bank, Ltd.                            19,171    134,960        0.0%
*   Billabong International, Ltd.                               7,680      7,932        0.0%
#   Blackmores, Ltd.                                              855    104,123        0.0%
    Boral, Ltd.                                                 2,168     10,552        0.0%
#*  Bradken, Ltd.                                               7,516      5,168        0.0%
    Brambles, Ltd.                                             72,291    682,802        0.2%
    Breville Group, Ltd.                                        3,217     20,021        0.0%
*   Broadspectrum, Ltd.                                        16,298     18,191        0.0%
    BT Investment Management, Ltd.                              6,365     47,553        0.0%
    Burson Group, Ltd.                                          6,750     25,459        0.0%
#   Cabcharge Australia, Ltd.                                   4,103      9,992        0.0%
    Caltex Australia, Ltd.                                     16,310    400,299        0.1%
#   Cardno, Ltd.                                                5,685      4,777        0.0%
#   carsales.com, Ltd.                                          9,617     85,660        0.0%
#   Cash Converters International, Ltd.                        25,015      9,294        0.0%
    Cedar Woods Properties, Ltd.                                2,172      7,022        0.0%
    Challenger, Ltd.                                           50,757    343,340        0.1%
    CIMIC Group, Ltd.                                             411     11,116        0.0%
    Cleanaway Waste Management, Ltd.                           72,000     42,996        0.0%
    Coca-Cola Amatil, Ltd.                                     42,293    275,538        0.1%
    Cochlear, Ltd.                                              2,911    238,109        0.1%
#   Collins Foods, Ltd.                                        11,016     33,600        0.0%
    Commonwealth Bank of Australia                             26,016  1,452,396        0.4%
    Computershare, Ltd.                                        28,224    216,051        0.1%
#   Cover-More Group, Ltd.                                      6,792      7,186        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
AUSTRALIA -- (Continued)
    Credit Corp. Group, Ltd.                                    3,408 $ 26,119        0.0%
    Crown Resorts, Ltd.                                         6,025   53,768        0.0%
    CSG, Ltd.                                                  21,603   22,866        0.0%
    CSL, Ltd.                                                   7,854  625,872        0.2%
    CSR, Ltd.                                                  35,706   92,191        0.0%
    Decmil Group, Ltd.                                         10,092    5,856        0.0%
    Domino's Pizza Enterprises, Ltd.                            3,109  145,615        0.1%
    Downer EDI, Ltd.                                           28,820   80,913        0.0%
    DUET Group                                                115,739  197,743        0.1%
    DuluxGroup, Ltd.                                           37,245  180,384        0.1%
*   Elders, Ltd.                                                3,495    9,036        0.0%
#*  Energy Resources of Australia, Ltd.                         5,657    1,482        0.0%
    EQT Holdings, Ltd.                                            700    8,068        0.0%
    Event Hospitality and Entertainment, Ltd.                   4,728   53,853        0.0%
    Evolution Mining, Ltd.                                     83,109  125,551        0.0%
    Fairfax Media, Ltd.                                       189,432  113,860        0.0%
    FlexiGroup, Ltd.                                           14,880   26,898        0.0%
#   Flight Centre Travel Group, Ltd.                              541   16,109        0.0%
#   Fortescue Metals Group, Ltd.                              119,436  306,950        0.1%
#   G8 Education, Ltd.                                         10,497   31,246        0.0%
#   GrainCorp, Ltd. Class A                                    13,598   84,290        0.0%
#   GUD Holdings, Ltd.                                          8,605   55,567        0.0%
    GWA Group, Ltd.                                            21,997   38,433        0.0%
    Hansen Technologies, Ltd.                                   3,445    8,859        0.0%
    Harvey Norman Holdings, Ltd.                               14,320   48,495        0.0%
    Healthscope, Ltd.                                          32,389   66,705        0.0%
    Hills, Ltd.                                                 5,399      901        0.0%
*   Horizon Oil, Ltd.                                          50,760    2,727        0.0%
    Iluka Resources, Ltd.                                      22,145  107,479        0.0%
*   Imdex, Ltd.                                                11,826    1,843        0.0%
#   IMF Bentham, Ltd.                                           7,011    7,125        0.0%
    Independence Group NL                                      38,116   88,070        0.0%
*   Infigen Energy                                             28,218   15,412        0.0%
    Infomedia, Ltd.                                            21,693    9,702        0.0%
    Insurance Australia Group, Ltd.                            37,869  165,020        0.1%
    InvoCare, Ltd.                                              3,621   33,616        0.0%
    IOOF Holdings, Ltd.                                        11,745   79,430        0.0%
    IRESS, Ltd.                                                 6,622   58,314        0.0%
#   iSentia Group, Ltd.                                        11,748   32,282        0.0%
#   JB Hi-Fi, Ltd.                                              5,704   94,893        0.0%
    LendLease Group                                            15,753  151,318        0.1%
*   Macmahon Holdings, Ltd.                                    77,872    6,200        0.0%
    Macquarie Atlas Roads Group                                15,803   58,245        0.0%
    Macquarie Group, Ltd.                                      12,831  614,679        0.2%
    Magellan Financial Group, Ltd.                              4,640   75,269        0.0%
*   Mayne Pharma Group, Ltd.                                    7,102    7,494        0.0%
    McMillan Shakespeare, Ltd.                                  7,817   72,650        0.0%
    McPherson's, Ltd.                                           5,484    3,662        0.0%
    Medibank Pvt, Ltd.                                        208,230  495,564        0.1%
#*  Metcash, Ltd.                                             102,049  135,858        0.0%
#   Mineral Resources, Ltd.                                    13,001   72,784        0.0%
#   Monadelphous Group, Ltd.                                   13,853   79,771        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
#*  Mount Gibson Iron, Ltd.                                    33,294 $    5,457        0.0%
#   Myer Holdings, Ltd.                                        27,869     21,815        0.0%
    National Australia Bank, Ltd.                              78,622  1,613,011        0.4%
#   Navitas, Ltd.                                               9,213     35,688        0.0%
    New Hope Corp., Ltd.                                       25,237     27,560        0.0%
*   Newcrest Mining, Ltd.                                      23,283    339,504        0.1%
    nib holdings, Ltd.                                         20,748     71,750        0.0%
    Nine Entertainment Co. Holdings, Ltd.                      28,978     24,771        0.0%
    Northern Star Resources, Ltd.                              28,858     85,832        0.0%
    Nufarm, Ltd.                                               13,290     70,583        0.0%
    Oil Search, Ltd.                                           38,832    205,877        0.1%
#   Orica, Ltd.                                                27,219    314,504        0.1%
    Orora, Ltd.                                                56,550    112,719        0.0%
    OZ Minerals, Ltd.                                           6,134     27,233        0.0%
    OzForex Group, Ltd.                                        11,900     19,454        0.0%
    Pacific Brands, Ltd.                                       11,725     10,133        0.0%
    Pact Group Holdings, Ltd.                                  13,186     51,650        0.0%
#*  Paladin Energy, Ltd.                                       41,883      8,376        0.0%
    Peet, Ltd.                                                  8,746      6,281        0.0%
#   Perpetual, Ltd.                                             2,490     80,500        0.0%
*   Perseus Mining, Ltd.                                       15,258      6,715        0.0%
    Platinum Asset Management, Ltd.                            15,096     69,217        0.0%
    Premier Investments, Ltd.                                   5,059     60,797        0.0%
#   Primary Health Care, Ltd.                                  37,959     99,663        0.0%
    Prime Media Group, Ltd.                                       500        114        0.0%
    Programmed Maintenance Services, Ltd.                       4,628      5,137        0.0%
    Qantas Airways, Ltd.                                       40,575     98,932        0.0%
    QBE Insurance Group, Ltd.                                  37,510    315,708        0.1%
#   Qube Holdings, Ltd.                                        49,033     92,393        0.0%
*   Ramelius Resources, Ltd.                                   11,028      3,522        0.0%
    Ramsay Health Care, Ltd.                                    2,412    118,612        0.0%
    RCR Tomlinson, Ltd.                                         8,195      8,158        0.0%
#   REA Group, Ltd.                                             5,384    207,148        0.1%
    Recall Holdings, Ltd.                                       3,241     20,947        0.0%
#   Reckon, Ltd.                                                5,948      6,311        0.0%
    Reece, Ltd.                                                   443     12,137        0.0%
    Regis Healthcare, Ltd.                                      1,128      4,355        0.0%
    Regis Resources, Ltd.                                      16,081     35,765        0.0%
*   Resolute Mining, Ltd.                                      19,030     14,304        0.0%
#   Retail Food Group, Ltd.                                     6,440     26,815        0.0%
    Ridley Corp., Ltd.                                         19,171     19,347        0.0%
    SAI Global, Ltd.                                           19,525     53,946        0.0%
    Sandfire Resources NL                                      12,099     54,097        0.0%
*   Saracen Mineral Holdings, Ltd.                             69,740     56,745        0.0%
    Seek, Ltd.                                                 15,757    194,991        0.1%
#   Select Harvests, Ltd.                                       3,235     12,317        0.0%
*   Senex Energy, Ltd.                                         26,881      5,657        0.0%
#   Seven Group Holdings, Ltd.                                  6,241     27,589        0.0%
    Seven West Media, Ltd.                                    111,498     89,203        0.0%
#   SG Fleet Group, Ltd.                                        6,145     16,049        0.0%
    Sigma Pharmaceuticals, Ltd.                                20,948     17,430        0.0%
*   Silex Systems, Ltd.                                         1,748        491        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRALIA -- (Continued)
*   Silver Lake Resources, Ltd.                                 2,487 $       707        0.0%
#   Sims Metal Management, Ltd.                                13,891      99,340        0.0%
    Sims Metal Management, Ltd. Sponsored ADR                     819       5,807        0.0%
    Sirtex Medical, Ltd.                                        3,394      76,347        0.0%
    Slater & Gordon, Ltd.                                      11,800       2,621        0.0%
    SMS Management & Technology, Ltd.                           9,090      13,022        0.0%
    Sonic Healthcare, Ltd.                                     14,234     208,876        0.1%
    Southern Cross Media Group, Ltd.                           67,486      55,120        0.0%
    Spotless Group Holdings, Ltd.                              26,902      26,366        0.0%
*   St Barbara, Ltd.                                           19,408      34,535        0.0%
    Star Entertainment Grp, Ltd. (The)                         28,783     122,903        0.0%
    Steadfast Group, Ltd.                                      41,614      59,170        0.0%
#   STW Communications Group, Ltd.                             25,450      20,621        0.0%
    Suncorp Group, Ltd.                                        33,451     316,385        0.1%
*   Sundance Energy Australia, Ltd.                            25,130       3,587        0.0%
#   Super Retail Group, Ltd.                                    6,272      40,119        0.0%
#   Sydney Airport                                             25,034     129,077        0.0%
    Tabcorp Holdings, Ltd.                                     61,069     204,837        0.1%
#   Tassal Group, Ltd.                                          9,649      28,508        0.0%
    Tatts Group, Ltd.                                         112,036     319,261        0.1%
    Technology One, Ltd.                                       18,417      67,986        0.0%
    Telstra Corp., Ltd.                                       100,067     406,308        0.1%
#*  Ten Network Holdings, Ltd.                                  5,478       3,938        0.0%
    TFS Corp., Ltd.                                             2,886       3,416        0.0%
    Thorn Group, Ltd.                                          17,790      18,803        0.0%
*   Tiger Resources, Ltd.                                      41,785       1,517        0.0%
    Tox Free Solutions, Ltd.                                    9,194      20,192        0.0%
    TPG Telecom, Ltd.                                          16,349     132,510        0.0%
    Transurban Group                                           43,757     383,957        0.1%
    Treasury Wine Estates, Ltd.                                26,621     187,445        0.1%
*   UGL, Ltd.                                                  12,302      29,437        0.0%
    Village Roadshow, Ltd.                                      3,334      13,269        0.0%
*   Virgin Australia Holdings, Ltd.                            53,802      14,278        0.0%
    Virtus Health, Ltd.                                         2,176      11,143        0.0%
    Vocus Communications, Ltd.                                 12,328      80,515        0.0%
    Webjet, Ltd.                                                4,979      22,806        0.0%
    Western Areas, Ltd.                                        12,587      23,730        0.0%
    Westpac Banking Corp.                                      70,328   1,650,847        0.4%
    Westpac Banking Corp. Sponsored ADR                        13,060     308,216        0.1%
    Woodside Petroleum, Ltd.                                   27,964     598,709        0.2%
    Woolworths, Ltd.                                              581       9,722        0.0%
    WorleyParsons, Ltd.                                        22,500     118,242        0.0%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        23,939,541        5.6%
                                                                      -----------        ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                         20       1,952        0.0%
    Andritz AG                                                  4,378     245,747        0.1%
    Atrium European Real Estate, Ltd.                           7,943      33,654        0.0%
    BUWOG AG                                                      916      19,283        0.0%
    CA Immobilien Anlagen AG                                    3,557      67,945        0.0%
*   Conwert Immobilien Invest SE                                5,561      88,003        0.0%
    DO & CO AG                                                    463      52,486        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
AUSTRIA -- (Continued)
*   Erste Group Bank AG                                        5,074 $  146,061        0.1%
    EVN AG                                                       820      9,839        0.0%
*   IMMOFINANZ AG                                             11,977     28,253        0.0%
    Lenzing AG                                                   217     16,795        0.0%
#   Mayr Melnhof Karton AG                                       425     50,011        0.0%
    Oesterreichische Post AG                                   1,986     77,611        0.0%
    OMV AG                                                    14,633    440,308        0.1%
    Palfinger AG                                                 699     21,427        0.0%
    Porr Ag                                                      822     26,023        0.0%
*   Raiffeisen Bank International AG                           7,792    124,729        0.1%
#   Rosenbauer International AG                                  124      8,471        0.0%
    S IMMO AG                                                  3,770     37,003        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                    340     22,941        0.0%
#   Semperit AG Holding                                          381     13,689        0.0%
    SHS Flughafen Wien AG                                        463     53,016        0.0%
    Strabag SE                                                   904     28,417        0.0%
    Telekom Austria AG                                         4,701     29,500        0.0%
    UNIQA Insurance Group AG                                   7,456     53,903        0.0%
#   Verbund AG                                                 5,476     76,495        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       1,109     25,022        0.0%
    Voestalpine AG                                             1,872     67,551        0.0%
    Zumtobel Group AG                                          1,484     19,313        0.0%
                                                                     ----------        ---
TOTAL AUSTRIA                                                         1,885,448        0.4%
                                                                     ----------        ---
BELGIUM -- (1.3%)
#*  Ablynx NV                                                  1,745     26,425        0.0%
    Ackermans & van Haaren NV                                  1,319    171,940        0.0%
    Ageas                                                      8,733    343,178        0.1%
*   AGFA-Gevaert NV                                            7,268     28,900        0.0%
    Anheuser-Busch InBev NV                                    6,608    819,748        0.2%
    Anheuser-Busch InBev NV Sponsored ADR                      5,919    735,021        0.2%
    Banque Nationale de Belgique                                   8     27,475        0.0%
    Barco NV                                                     445     31,072        0.0%
    bpost SA                                                   5,520    155,883        0.0%
    Cie d'Entreprises CFE                                        624     62,021        0.0%
    Cie Immobiliere de Belgique SA                                49      2,585        0.0%
    Colruyt SA                                                 4,508    259,939        0.1%
    D'ieteren SA                                               2,070     91,821        0.0%
    Deceuninck NV                                              4,912     12,616        0.0%
    Delhaize Group                                             4,921    517,121        0.1%
    Delhaize Group Sponsored ADR                               8,036    210,382        0.1%
    Econocom Group SA                                          4,010     43,284        0.0%
    EVS Broadcast Equipment SA                                   396     13,429        0.0%
#   Fagron                                                     1,195      8,738        0.0%
*   Galapagos NV                                               2,035     92,519        0.0%
    Gimv NV                                                      541     30,063        0.0%
    Ion Beam Applications                                        741     30,567        0.0%
    KBC Groep NV                                               6,389    359,458        0.1%
    Kinepolis Group NV                                         1,425     62,871        0.0%
    Lotus Bakeries                                                11     21,256        0.0%
    Melexis NV                                                   824     45,603        0.0%
*   Mobistar SA                                                2,931     64,150        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
BELGIUM -- (Continued)
*   Nyrstar NV                                                 7,024 $    5,560        0.0%
    Ontex Group NV                                             4,120    126,378        0.0%
    Proximus SADP                                             14,658    494,030        0.1%
    Recticel SA                                                2,769     18,075        0.0%
    Resilux                                                      110     17,637        0.0%
    Sioen Industries NV                                          344      7,092        0.0%
    Sipef SA                                                     152      8,656        0.0%
    Solvay SA                                                    536     54,303        0.0%
*   Telenet Group Holding NV                                   4,137    205,946        0.1%
*   Tessenderlo Chemie NV                                        101      3,476        0.0%
*   ThromboGenics NV                                           1,084      4,068        0.0%
    UCB SA                                                     2,542    190,673        0.1%
#   Umicore SA                                                 7,189    358,872        0.1%
    Van de Velde NV                                              285     20,006        0.0%
                                                                     ----------        ---
TOTAL BELGIUM                                                         5,782,837        1.3%
                                                                     ----------        ---
CANADA -- (6.7%)
*   5N Plus, Inc.                                              1,597      2,584        0.0%
    Absolute Software Corp.                                    3,100     16,751        0.0%
    Acadian Timber Corp.                                         600      8,488        0.0%
    Aecon Group, Inc.                                          3,664     48,855        0.0%
*   Africa Oil Corp.                                          13,871     24,211        0.0%
#   Ag Growth International, Inc.                                500     14,761        0.0%
    AGF Management, Ltd. Class B                               4,402     18,244        0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          5,098    240,984        0.1%
    Agnico Eagle Mines, Ltd.(008474108)                        1,200     56,652        0.0%
    Agrium, Inc.(008916108)                                    3,031    261,030        0.1%
    Agrium, Inc.(2213538)                                      3,800    327,454        0.1%
    AGT Food & Ingredients, Inc.                                 700     22,629        0.0%
    Aimia, Inc.                                                4,823     32,904        0.0%
    AirBoss of America Corp.                                     900     11,477        0.0%
*   Alamos Gold, Inc. Class A                                  1,748     12,588        0.0%
    Alaris Royalty Corp.                                       2,089     49,965        0.0%
    Algonquin Power & Utilities Corp.                         10,700     93,466        0.0%
    Alimentation Couche-Tard, Inc. Class B                    11,770    515,940        0.1%
#   AltaGas, Ltd.                                              6,433    156,377        0.1%
    Altus Group, Ltd.                                          1,300     22,908        0.0%
#*  Amaya, Inc.                                                1,783     24,172        0.0%
#   Andrew Peller, Ltd. Class A                                1,600     36,139        0.0%
*   Argonaut Gold, Inc.                                        4,400     10,310        0.0%
*   Asanko Gold, Inc.                                         10,852     35,115        0.0%
*   ATS Automation Tooling Systems, Inc.                       3,050     28,222        0.0%
*   AuRico Metals, Inc.(05157J108)                             1,541      1,109        0.0%
*   AuRico Metals, Inc.(BYR52G5)                               4,409      3,163        0.0%
    AutoCanada, Inc.                                             600      9,818        0.0%
*   Avigilon Corp.                                             1,000     12,848        0.0%
#*  B2Gold Corp.                                              60,760    135,108        0.0%
#   Badger Daylighting, Ltd.                                   2,900     54,015        0.0%
#   Bank of Montreal(2076009)                                 19,263  1,254,928        0.3%
    Bank of Montreal(063671101)                                1,698    110,642        0.0%
    Bank of Nova Scotia (The)(064149107)                       6,491    340,453        0.1%
    Bank of Nova Scotia (The)(2076281)                        11,479    601,991        0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
*   Bankers Petroleum, Ltd.                                   11,300 $ 17,112        0.0%
    Barrick Gold Corp.                                         8,073  156,374        0.1%
    BCE, Inc.(B188TH2)                                         2,614  122,585        0.0%
    BCE, Inc.(05534B760)                                       5,779  271,093        0.1%
#*  Bellatrix Exploration, Ltd.(B580BW5)                       6,232    6,954        0.0%
*   Bellatrix Exploration, Ltd.(078314101)                     3,101    3,473        0.0%
    Bird Construction, Inc.                                    1,100   10,196        0.0%
#   Black Diamond Group, Ltd.                                  1,100    3,840        0.0%
*   BlackBerry, Ltd.(09228F103)                               23,242  164,089        0.1%
#*  BlackBerry, Ltd.(BCBHZ31)                                  7,274   51,365        0.0%
#*  BlackPearl Resources, Inc.                                23,979   18,347        0.0%
    Brookfield Asset Management, Inc. Class A                 15,714  531,005        0.1%
*   BRP, Inc.                                                  1,887   30,004        0.0%
    CAE, Inc.(2162760)                                        13,108  155,035        0.1%
    CAE, Inc.(124765108)                                       9,562  113,118        0.0%
    Calfrac Well Services, Ltd.                                3,616    5,389        0.0%
    Cameco Corp.                                               6,196   77,512        0.0%
    Canaccord Genuity Group, Inc.                              6,570   21,888        0.0%
#   Canadian Energy Services & Technology Corp.               10,381   31,688        0.0%
    Canadian Imperial Bank of Commerce(2170525)                6,315  510,052        0.1%
    Canadian Imperial Bank of Commerce(136069101)              4,702  379,781        0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                  1,767  254,890        0.1%
    Canadian Pacific Railway, Ltd.(2793115)                      172   24,816        0.0%
#   Canadian Tire Corp., Ltd. Class A                          4,399  479,167        0.1%
#   Canadian Western Bank                                      3,600   79,420        0.0%
#   Canexus Corp.                                              3,600    4,275        0.0%
*   Canfor Corp.                                               2,714   29,677        0.0%
    Canyon Services Group, Inc.                                5,600   21,781        0.0%
    Capstone Infrastructure Corp.                              9,519   37,099        0.0%
*   Capstone Mining Corp.                                     19,300   12,152        0.0%
    Cascades, Inc.                                             6,600   46,711        0.0%
    CCL Industries, Inc. Class B                               1,815  332,347        0.1%
*   Celestica, Inc.(2263362)                                   1,222   13,099        0.0%
*   Celestica, Inc.(15101Q108)                                 2,929   31,428        0.0%
    Centerra Gold, Inc.                                       10,378   57,403        0.0%
*   Cequence Energy, Ltd.                                      4,200      971        0.0%
*   CGI Group, Inc. Class A(2159740)                           1,300   59,390        0.0%
*   CGI Group, Inc. Class A(39945C109)                         7,506  342,949        0.1%
#*  China Gold International Resources Corp., Ltd.            19,318   39,107        0.0%
    CI Financial Corp.                                         4,200   92,991        0.0%
    Cineplex, Inc.                                             3,935  155,525        0.1%
    Clearwater Seafoods, Inc.                                  1,100   12,151        0.0%
    Cogeco Communications, Inc.                                1,200   59,794        0.0%
    Cogeco, Inc.                                                 529   21,637        0.0%
*   Colliers International Group, Inc.(194693107)                816   33,799        0.0%
    Colliers International Group, Inc.(BYL7SB4)                  900   37,228        0.0%
    Computer Modelling Group, Ltd.                             3,876   31,015        0.0%
    Constellation Software, Inc.                                 335  130,919        0.0%
#*  Copper Mountain Mining Corp.                              14,100    6,743        0.0%
#   Corus Entertainment, Inc. Class B                          7,123   71,020        0.0%
    Cott Corp.(22163N106)                                      3,900   51,714        0.0%
    Cott Corp.(2228952)                                        1,772   23,486        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
*   Delphi Energy Corp.                                        4,200 $  3,950        0.0%
#*  Denison Mines Corp.                                       41,771   25,302        0.0%
*   Descartes Systems Group, Inc. (The)                        2,800   51,617        0.0%
*   Detour Gold Corp.                                          8,313  178,292        0.1%
    DH Corp.                                                   4,579  118,864        0.0%
    DHX Media, Ltd.(BRF12P5)                                   2,228   13,531        0.0%
    DHX Media, Ltd.(BRF12N3)                                   1,493    9,103        0.0%
    Dollarama, Inc.                                            4,572  329,627        0.1%
    Dorel Industries, Inc. Class B                             1,700   37,829        0.0%
#*  Dundee Precious Metals, Inc.                               3,100    6,893        0.0%
    Eldorado Gold Corp.                                       16,327   68,837        0.0%
    Element Financial Corp.                                    3,920   43,989        0.0%
#   Emera, Inc.                                                  700   25,368        0.0%
    Empire Co., Ltd.                                           5,772   95,916        0.0%
    Enbridge Income Fund Holdings, Inc.                          800   18,484        0.0%
    Enbridge, Inc.(2466149)                                   10,151  421,671        0.1%
    Enbridge, Inc.(29250N105)                                  8,787  365,012        0.1%
*   Endeavour Mining Corp.                                     2,728   36,728        0.0%
*   Endeavour Silver Corp.                                     3,000   12,457        0.0%
#   EnerCare, Inc.                                             2,749   34,836        0.0%
    Enerflex, Ltd.                                             7,465   71,634        0.0%
#*  Energy Fuels, Inc.                                           205      485        0.0%
    Enghouse Systems, Ltd.                                       800   33,442        0.0%
    Ensign Energy Services, Inc.                               9,444   57,204        0.0%
    Equitable Group, Inc.                                        600   28,668        0.0%
*   Essential Energy Services Trust                           12,100    6,847        0.0%
    Evertz Technologies, Ltd.                                  3,500   47,366        0.0%
*   exactEarth, Ltd.                                           1,444    3,107        0.0%
#   Exchange Income Corp.                                      1,200   27,564        0.0%
    Exco Technologies, Ltd.                                    2,224   23,841        0.0%
#   Extendicare, Inc.                                          4,400   32,438        0.0%
    Fairfax Financial Holdings, Ltd.                             800  428,788        0.1%
    Fiera Capital Corp.                                        1,000   10,656        0.0%
    Finning International, Inc.                                9,696  172,329        0.1%
    First Capital Realty, Inc.                                 6,686  108,227        0.0%
    First National Financial Corp.                               700   15,900        0.0%
#   First Quantum Minerals, Ltd.                              14,728  125,481        0.0%
*   FirstService Corp.(33767E103)                                816   36,728        0.0%
    FirstService Corp.(BYL7ZF7)                                  900   40,442        0.0%
#   Gamehost, Inc.                                               900    8,034        0.0%
#   Genworth MI Canada, Inc.                                   2,636   68,237        0.0%
    George Weston, Ltd.                                        3,500  303,722        0.1%
    Gildan Activewear, Inc.(375916103)                         7,244  224,999        0.1%
    Gildan Activewear, Inc.(2254645)                           1,350   41,930        0.0%
    Gluskin Sheff + Associates, Inc.                           1,900   27,046        0.0%
    GMP Capital, Inc.                                          1,837    7,452        0.0%
    Goldcorp, Inc.(380956409)                                 13,015  262,252        0.1%
    Goldcorp, Inc.(2676302)                                    4,840   97,518        0.0%
#*  Golden Star Resources, Ltd.                                2,800    1,942        0.0%
*   Gran Tierra Energy, Inc.                                   4,015   11,840        0.0%
    Granite Oil Corp.                                          1,300    7,977        0.0%
*   Great Canadian Gaming Corp.                                4,400   63,754        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Great-West Lifeco, Inc.                                    4,700 $138,299        0.0%
    Guardian Capital Group, Ltd. Class A                         200    2,954        0.0%
*   Hanfeng Evergreen, Inc.                                    2,300        2        0.0%
*   Heroux-Devtek, Inc.                                        2,177   26,061        0.0%
    High Liner Foods, Inc.                                     1,530   20,791        0.0%
#   Home Capital Group, Inc.                                   4,800  143,805        0.1%
#   Horizon North Logistics, Inc.                              2,100    2,360        0.0%
    HudBay Minerals, Inc.                                      6,400   31,931        0.0%
    Hudson's Bay Co.                                           2,700   35,894        0.0%
    Husky Energy, Inc.                                           981   12,361        0.0%
*   IAMGOLD Corp.                                             10,900   37,095        0.0%
    IGM Financial, Inc.                                        4,900  154,260        0.1%
*   IMAX Corp.                                                 2,605   83,360        0.0%
*   Indigo Books & Music, Inc.                                 1,191   15,900        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   9,302  309,152        0.1%
#   Innergex Renewable Energy, Inc.                            8,215   90,681        0.0%
    Intact Financial Corp.                                     3,200  236,806        0.1%
    Inter Pipeline, Ltd.                                       2,499   53,438        0.0%
*   Interfor Corp.                                             2,042   17,756        0.0%
*   Intertain Group, Ltd. (The)                                  200    1,782        0.0%
    Intertape Polymer Group, Inc.                              5,600   88,059        0.0%
*   Ithaca Energy, Inc.                                       10,634    6,950        0.0%
*   Ivanhoe Mines, Ltd. Class A                               25,000   20,722        0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   4,600   69,951        0.0%
    K-Bro Linen, Inc.                                            600   19,200        0.0%
*   Katanga Mining, Ltd.                                      20,369    2,435        0.0%
    Keyera Corp.                                               1,370   44,123        0.0%
    Killam Apartment Real Estate Investment Trust              2,800   26,266        0.0%
*   Kinross Gold Corp.(496902404)                              7,386   42,100        0.0%
*   Kinross Gold Corp.(B03Z841)                               77,385  440,984        0.1%
*   Kirkland Lake Gold, Inc.                                   8,596   65,564        0.0%
*   Klondex Mines, Ltd.                                        6,099   23,089        0.0%
*   Knight Therapeutics, Inc.                                  8,168   52,665        0.0%
    Laurentian Bank of Canada                                  1,244   49,355        0.0%
    Leon's Furniture, Ltd.                                       536    6,438        0.0%
*   Lightstream Resources, Ltd.                                8,461    2,192        0.0%
    Linamar Corp.                                              3,357  145,362        0.1%
#   Liquor Stores N.A., Ltd.                                   2,065   14,417        0.0%
    Loblaw Cos., Ltd.                                          4,446  245,306        0.1%
#*  Long Run Exploration, Ltd.                                10,201    3,740        0.0%
    Lucara Diamond Corp.                                         600    1,530        0.0%
*   Lundin Mining Corp.                                       30,500  119,841        0.0%
    MacDonald Dettwiler & Associates, Ltd.                     1,843  129,114        0.0%
    Magna International, Inc.(2554475)                         6,000  252,012        0.1%
    Magna International, Inc.(559222401)                       2,799  117,614        0.0%
#*  Mainstreet Equity Corp.                                      540   15,748        0.0%
    Major Drilling Group International, Inc.                   3,600   22,495        0.0%
    Mandalay Resources Corp.                                   2,500    2,252        0.0%
#   Manitoba Telecom Services, Inc.                            2,700   70,669        0.0%
    Manulife Financial Corp.(56501R106)                       12,466  183,624        0.1%
    Manulife Financial Corp.(2492519)                         22,166  326,828        0.1%
    Maple Leaf Foods, Inc.                                     4,392   90,941        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
    Martinrea International, Inc.                              4,814 $   36,411        0.0%
    Medical Facilities Corp.                                   1,300     17,624        0.0%
*   MEG Energy Corp.                                           5,167     27,385        0.0%
*   Merus Labs International, Inc.                             6,924     11,423        0.0%
    Metro, Inc.                                                8,373    280,212        0.1%
*   Migao Corp.                                                3,700      1,327        0.0%
*   Mitel Networks Corp.                                       3,400     23,738        0.0%
    Morguard Corp.                                               253     29,946        0.0%
    Morneau Shepell, Inc.                                      2,791     39,150        0.0%
    MTY Food Group, Inc.                                         300      7,950        0.0%
#   Mullen Group, Ltd.                                        10,189    118,643        0.0%
    National Bank of Canada                                   21,475    767,466        0.2%
    Nevsun Resources, Ltd.(64156L101)                          3,438     12,858        0.0%
    Nevsun Resources, Ltd.(2631486)                            7,908     29,560        0.0%
    New Flyer Industries, Inc.                                 2,378     70,068        0.0%
*   New Gold, Inc.                                            35,198    165,512        0.1%
    Newalta Corp.                                              5,580      8,405        0.0%
    Norbord, Inc.                                                900     17,940        0.0%
    North American Energy Partners, Inc.                       1,900      4,142        0.0%
    North West Co., Inc. (The)                                 2,105     46,791        0.0%
    OceanaGold Corp.                                          51,578    184,574        0.1%
    Onex Corp.                                                 1,300     80,640        0.0%
    Open Text Corp.(2260824)                                   1,100     61,588        0.0%
    Open Text Corp.(683715106)                                 4,010    224,239        0.1%
#*  Pacific Exploration and Production Corp.                  21,429      4,072        0.0%
    Pan American Silver Corp.(2669272)                         3,200     50,167        0.0%
    Pan American Silver Corp.(697900108)                       5,816     91,137        0.0%
    Parkland Fuel Corp.                                        4,400     83,918        0.0%
    Pason Systems, Inc.                                        8,001    116,313        0.0%
*   Performance Sports Group, Ltd.                               925      3,443        0.0%
#   PHX Energy Services Corp.                                  2,100      4,854        0.0%
#   Pizza Pizza Royalty Corp.                                    856      9,367        0.0%
#   Precision Drilling Corp.(B5YPLH9)                         15,333     79,555        0.0%
    Precision Drilling Corp.(74022D308)                       12,221     63,549        0.0%
    Premium Brands Holdings Corp.                              1,600     69,014        0.0%
*   Pretium Resources, Inc.                                   12,100     99,620        0.0%
*   Primero Mining Corp.                                       7,744     14,566        0.0%
    Progressive Waste Solutions, Ltd.                          1,266     40,778        0.0%
    Quebecor, Inc. Class B                                     6,909    184,798        0.1%
*   Questerre Energy Corp. Class A                             7,500      1,106        0.0%
    Reitmans Canada, Ltd. Class A                                700      2,544        0.0%
    Restaurant Brands International, Inc.                      7,900    341,072        0.1%
    Richelieu Hardware, Ltd.                                   2,553     45,273        0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                    1,800     51,646        0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                  4,100    117,629        0.0%
*   RMP Energy, Inc.                                           7,100     10,355        0.0%
    Rogers Communications, Inc. Class B                       12,677    492,882        0.1%
#   Rogers Sugar, Inc.                                         5,600     22,361        0.0%
    RONA, Inc.                                                 2,559     48,704        0.0%
    Royal Bank of Canada(780087102)                           15,119    939,192        0.2%
    Royal Bank of Canada(2754383)                             20,704  1,285,770        0.3%
#   Russel Metals, Inc.                                        2,600     46,293        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
*   Sandstorm Gold, Ltd.                                      11,400 $   49,154        0.0%
    Sandvine Corp.                                             9,200     19,871        0.0%
    Saputo, Inc.                                               4,764    149,789        0.1%
#   Savanna Energy Services Corp.                              4,268      5,953        0.0%
#*  Sears Canada, Inc.                                           100        391        0.0%
    Secure Energy Services, Inc.                              19,200    138,181        0.0%
*   SEMAFO, Inc.                                              20,400     90,887        0.0%
*   Seven Generations Energy, Ltd. Class A                     4,500     79,262        0.0%
    Shaw Communications, Inc. Class B(82028K200)               7,734    143,156        0.1%
    Shaw Communications, Inc. Class B(2801836)                 3,550     65,698        0.0%
    ShawCor, Ltd.                                              4,200    113,477        0.0%
    Sherritt International Corp.                              10,000      7,492        0.0%
    Sienna Senior Living, Inc.                                 1,738     22,288        0.0%
#*  Sierra Wireless, Inc.                                        995     16,049        0.0%
    Silver Wheaton Corp.                                      13,163    275,765        0.1%
    SNC-Lavalin Group, Inc.                                    7,749    291,568        0.1%
#   Sprott, Inc.                                               9,600     20,888        0.0%
#   Stantec, Inc.(2854238)                                     1,758     45,060        0.0%
    Stantec, Inc.(85472N109)                                   2,009     51,471        0.0%
    Stella-Jones, Inc.                                           671     25,654        0.0%
    Stuart Olson, Inc.                                         1,000      5,324        0.0%
#   Student Transportation, Inc.                               2,312     11,461        0.0%
    Sun Life Financial, Inc.(866796105)                        4,997    170,398        0.1%
#   Sun Life Financial, Inc.(2566124)                          8,399    286,505        0.1%
*   SunOpta, Inc.(8676EP108)                                   3,796     20,422        0.0%
*   SunOpta, Inc.(2817510)                                     3,100     16,628        0.0%
    Superior Plus Corp.                                       16,938    147,416        0.1%
    Tahoe Resources, Inc.                                      1,089     15,388        0.0%
*   Taseko Mines, Ltd.                                         5,100      3,292        0.0%
    TELUS Corp.                                                4,708    149,266        0.1%
*   Tembec, Inc.                                                 500        355        0.0%
*   Teranga Gold Corp.                                        21,700     17,295        0.0%
*   Thompson Creek Metals Co., Inc.                            7,800      4,103        0.0%
    Thomson Reuters Corp.(2126067)                             4,597    189,075        0.1%
    Thomson Reuters Corp.(2889371)                             2,776    114,253        0.0%
    TMX Group, Ltd.                                              800     33,123        0.0%
    Toromont Industries, Ltd.                                  5,600    167,862        0.1%
    Toronto-Dominion Bank (The)(891160509)                    10,509    467,651        0.1%
    Toronto-Dominion Bank (The)(2897222)                      24,340  1,083,437        0.3%
    Torstar Corp. Class B                                      1,400      2,332        0.0%
    Total Energy Services, Inc.                                4,400     46,255        0.0%
#   TransAlta Renewables, Inc.                                 2,700     26,641        0.0%
    Transcontinental, Inc. Class A                             5,200     81,728        0.0%
    TransForce, Inc.                                           4,257     80,343        0.0%
    TransGlobe Energy Corp.                                    3,755      7,242        0.0%
*   Trican Well Service, Ltd.                                 23,100     32,219        0.0%
#*  Trilogy Energy Corp.                                       2,561     11,124        0.0%
    Trinidad Drilling, Ltd.                                    9,958     19,286        0.0%
    Uni-Select, Inc.                                           1,300     66,528        0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       1,798     59,943        0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       899     29,991        0.0%
#   Valener, Inc.                                              1,900     33,178        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
CANADA -- (Continued)
    Vermilion Energy, Inc.                                       530 $    18,243        0.0%
    Wajax Corp.                                                  900      13,026        0.0%
    West Fraser Timber Co., Ltd.                                 893      29,423        0.0%
    Western Energy Services Corp.                              3,100       7,214        0.0%
    Western Forest Products, Inc.                             13,082      23,459        0.0%
    WestJet Airlines, Ltd.                                     1,100      18,411        0.0%
    Westshore Terminals Investment Corp.                       2,900      42,389        0.0%
    Whistler Blackcomb Holdings, Inc.                            791      16,473        0.0%
    Wi-Lan, Inc.                                               9,000      20,730        0.0%
    Winpak, Ltd.                                               1,711      59,033        0.0%
    WSP Global, Inc.                                           6,121     205,920        0.1%
*   Xtreme Drilling & Coil Services Corp.                        500         968        0.0%
    Yamana Gold, Inc.(2219279)                                43,314     214,723        0.1%
    Yamana Gold, Inc.(98462Y100)                               1,399       6,925        0.0%
*   Yellow Pages, Ltd.                                         2,947      48,995        0.0%
                                                                     -----------        ---
TOTAL CANADA                                                          30,609,955        7.2%
                                                                     -----------        ---
DENMARK -- (2.1%)
    ALK-Abello A.S.                                              328      53,354        0.0%
    Alm Brand A.S.                                             7,943      59,067        0.0%
    Ambu A.S. Class B                                          1,528      52,692        0.0%
    AP Moeller - Maersk A.S. Class B                              32      45,040        0.0%
*   Bang & Olufsen A.S.                                        1,307      14,182        0.0%
*   Bavarian Nordic A.S.                                       1,516      57,950        0.0%
    Carlsberg A.S. Class B                                     4,002     390,124        0.1%
    Chr Hansen Holding A.S.                                    4,593     286,011        0.1%
    Coloplast A.S. Class B                                     3,527     264,227        0.1%
#*  D/S Norden A.S.                                              884      15,483        0.0%
    Danske Bank A.S.                                          16,656     471,274        0.1%
    DFDS A.S.                                                     89       3,552        0.0%
    DSV A.S.                                                   1,921      80,871        0.0%
#   FLSmidth & Co. A.S.                                        4,761     185,060        0.1%
#*  Genmab A.S.                                                1,831     271,667        0.1%
    GN Store Nord A.S.                                         8,218     161,715        0.1%
#*  H Lundbeck A.S.                                            2,698      90,148        0.0%
    IC Group A.S.                                                435      14,714        0.0%
    ISS A.S.                                                   9,959     378,289        0.1%
*   Jeudan A.S.                                                  126      14,358        0.0%
    Jyske Bank A.S.                                            1,305      53,407        0.0%
    Matas A.S.                                                 2,254      43,013        0.0%
    NKT Holding A.S.                                           2,011     114,656        0.0%
    Novo Nordisk A.S. Class B                                 47,682   2,662,294        0.6%
    Novo Nordisk A.S. Sponsored ADR                           14,665     818,160        0.2%
    Novozymes A.S. Class B                                     9,732     466,768        0.1%
    Pandora A.S.                                               4,846     630,041        0.2%
    PER Aarsleff A.S. Class B                                  1,760      48,640        0.0%
    Ringkjoebing Landbobank A.S.                                 186      39,171        0.0%
    Royal Unibrew A.S.                                         2,130      96,236        0.0%
    Schouw & Co.                                               1,062      62,119        0.0%
#   SimCorp A.S.                                               3,148     141,613        0.0%
    Solar A.S. Class B                                           372      19,116        0.0%
#   Spar Nord Bank A.S.                                        5,069      41,387        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
DENMARK -- (Continued)
    Sydbank A.S.                                               1,413 $   39,967        0.0%
    TDC A.S.                                                  57,213    292,946        0.1%
*   TK Development A.S.                                        6,708      6,972        0.0%
*   Topdanmark A.S.                                            5,015    132,797        0.0%
    Tryg A.S.                                                  7,628    144,137        0.0%
    United International Enterprises                              46      6,851        0.0%
    Vestas Wind Systems A.S.                                  10,010    716,536        0.2%
*   William Demant Holding A.S.                                1,442    148,280        0.1%
                                                                     ----------        ---
TOTAL DENMARK                                                         9,634,885        2.3%
                                                                     ----------        ---
FINLAND -- (1.4%)
    Ahlstrom Oyj                                                 715      6,444        0.0%
    Alma Media Oyj                                             1,118      4,654        0.0%
    Amer Sports Oyj                                            8,713    257,939        0.1%
#   Atria Oyj                                                    677      6,946        0.0%
*   BasWare Oyj                                                  629     27,742        0.0%
    Cargotec Oyj Class B                                       3,255    123,199        0.0%
    Caverion Corp.                                             5,205     38,201        0.0%
    Citycon Oyj                                                8,579     21,753        0.0%
    Cramo Oyj                                                    704     14,107        0.0%
#   Elisa Oyj                                                  8,919    333,499        0.1%
    F-Secure Oyj                                               5,286     15,508        0.0%
*   Finnair Oyj                                                5,199     30,961        0.0%
    Fiskars Oyj Abp                                            2,051     39,817        0.0%
    HKScan Oyj Class A                                         1,428      5,153        0.0%
#   Huhtamaki Oyj                                              6,069    238,724        0.1%
    Kemira Oyj                                                 7,513     91,156        0.0%
    Kesko Oyj Class A                                            985     39,418        0.0%
    Kesko Oyj Class B                                          6,059    242,351        0.1%
#   Kone Oyj Class B                                          17,600    804,186        0.2%
#   Konecranes Oyj                                             1,777     40,806        0.0%
    Lassila & Tikanoja Oyj                                     2,236     38,909        0.0%
    Lemminkainen Oyj                                              71      1,089        0.0%
    Metsa Board Oyj                                           11,443     71,945        0.0%
    Metso Oyj                                                  6,557    157,941        0.0%
    Munksjo Oyj                                                  394      4,494        0.0%
    Neste Oyj                                                 12,472    399,660        0.1%
    Nokia Oyj(5902941)                                        38,289    226,039        0.1%
    Nokia Oyj(5946455)                                         4,241     24,915        0.0%
    Nokia Oyj Sponsored ADR                                   49,629    291,322        0.1%
    Nokian Renkaat Oyj                                         7,243    267,527        0.1%
    Olvi Oyj Class A                                             837     23,267        0.0%
    Oriola-KD Oyj Class B                                     15,012     74,292        0.0%
    Orion Oyj Class A                                            822     28,283        0.0%
    Orion Oyj Class B                                          5,203    181,713        0.1%
*   Outokumpu Oyj                                             15,396     64,807        0.0%
#*  Outotec Oyj                                               19,728     78,703        0.0%
#   PKC Group Oyj                                              1,567     28,203        0.0%
*   Poyry Oyj                                                    706      2,751        0.0%
    Raisio Oyj Class V                                         7,663     37,794        0.0%
    Ramirent Oyj                                               4,086     28,580        0.0%
#   Sampo Oyj Class A                                          8,221    359,595        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FINLAND -- (Continued)
#   Sanoma Oyj                                                 6,232 $   30,506        0.0%
#*  Stockmann Oyj Abp Class B                                  2,314     16,067        0.0%
    Technopolis Oyj                                            3,759     16,232        0.0%
    Teleste Oyj                                                1,086     10,494        0.0%
    Tieto Oyj                                                  3,628     95,337        0.0%
    Tikkurila Oyj                                              1,578     27,699        0.0%
    UPM-Kymmene Oyj                                           38,392    734,902        0.2%
    Uponor Oyj                                                 1,353     20,875        0.0%
    Vaisala Oyj Class A                                          466     13,271        0.0%
    Valmet Oyj                                                 6,373     80,027        0.0%
    Wartsila Oyj Abp                                          10,704    459,387        0.1%
    YIT Oyj                                                    8,512     58,112        0.0%
                                                                     ----------        ---
TOTAL FINLAND                                                         6,337,302        1.5%
                                                                     ----------        ---
FRANCE -- (8.1%)
#   Accor SA                                                   5,900    261,271        0.1%
    Aeroports de Paris                                         1,249    157,211        0.0%
    Air Liquide SA                                             3,864    438,276        0.1%
    Airbus Group SE                                           20,960  1,310,368        0.3%
    Akka Technologies                                            369     11,898        0.0%
    Albioma SA                                                 2,164     35,281        0.0%
*   Alstom SA                                                  4,792    122,534        0.0%
    Alten SA                                                   2,588    159,794        0.0%
    Altran Technologies SA                                     7,167    106,372        0.0%
    April SA                                                     564      7,746        0.0%
    Arkema SA                                                    676     53,956        0.0%
    Atos SE                                                    7,842    697,990        0.2%
#   AXA SA                                                    54,337  1,371,988        0.3%
    AXA SA Sponsored ADR                                       2,900     73,428        0.0%
    Axway Software SA                                            228      5,020        0.0%
    Beneteau SA                                                1,571     18,252        0.0%
    BioMerieux                                                   494     63,761        0.0%
    BNP Paribas SA                                            29,667  1,571,133        0.4%
    Boiron SA                                                    269     21,562        0.0%
    Bollore SA                                                24,187     95,785        0.0%
    Bonduelle SCA                                              1,054     31,112        0.0%
    Bouygues SA                                                9,889    329,985        0.1%
    Bureau Veritas SA                                         19,811    469,585        0.1%
    Capgemini SA                                               4,094    382,145        0.1%
    Carrefour SA                                              25,285    716,346        0.2%
#   Casino Guichard Perrachon SA                               5,003    297,752        0.1%
*   Cegedim SA                                                   320      8,782        0.0%
    Cegid Group SA                                               638     45,119        0.0%
#   CGG SA Sponsored ADR                                       5,600      5,390        0.0%
    Chargeurs SA                                               1,125     11,483        0.0%
    Christian Dior SE                                          2,354    413,645        0.1%
    Cie de Saint-Gobain                                       10,994    503,773        0.1%
    Cie des Alpes                                                550      9,572        0.0%
    Cie Generale des Etablissements Michelin                  12,332  1,288,078        0.3%
    CNP Assurances                                             9,850    167,846        0.1%
*   Coface SA                                                  1,840     14,863        0.0%
    Credit Agricole SA                                        20,364    225,404        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Danone SA                                                 14,288 $1,001,066        0.2%
    Dassault Systemes                                          4,511    352,835        0.1%
    Dassault Systemes ADR                                      1,000     78,110        0.0%
    Derichebourg SA                                            4,522     14,418        0.0%
    Devoteam SA                                                  372     17,350        0.0%
#   Edenred                                                   17,978    354,627        0.1%
    Eiffage SA                                                 4,035    320,994        0.1%
    Electricite de France SA                                   2,758     39,624        0.0%
#   Elior Group                                                7,621    163,821        0.1%
    Engie SA                                                   2,905     47,913        0.0%
    Essilor International SA                                   7,445    963,800        0.2%
*   Esso SA Francaise                                            299     13,548        0.0%
    Euler Hermes Group                                           327     31,086        0.0%
    Eurofins Scientific SE                                       426    158,057        0.0%
    Euronext NV                                                2,432    102,805        0.0%
    Eutelsat Communications SA                                 8,404    261,100        0.1%
    Exel Industries Class A                                      192     16,860        0.0%
    Faiveley Transport SA                                         99     10,775        0.0%
    Faurecia                                                   3,948    163,123        0.0%
    Fimalac                                                      138     15,502        0.0%
*   Futuren SA                                                   478        356        0.0%
*   GameLoft SE                                                5,109     43,284        0.0%
    GL Events                                                    729     13,983        0.0%
    Groupe Crit                                                  204     13,447        0.0%
    Groupe Eurotunnel SE                                      19,504    249,022        0.1%
*   Groupe Fnac SA                                               574     33,118        0.0%
    Guerbet                                                      390     25,617        0.0%
    Haulotte Group SA                                            105      1,638        0.0%
    Havas SA                                                   6,030     50,560        0.0%
    Hermes International                                         820    292,049        0.1%
*   ID Logistics Group                                           200     24,068        0.0%
    Iliad SA                                                   1,471    321,646        0.1%
    Imerys SA                                                  1,426    105,308        0.0%
#   Ingenico Group SA                                          4,039    476,108        0.1%
    Interparfums SA                                              511     13,519        0.0%
    Ipsen SA                                                   1,400     84,642        0.0%
    IPSOS                                                      2,411     71,893        0.0%
    Jacquet Metal Service                                      1,384     20,567        0.0%
    JCDecaux SA                                                3,132    138,772        0.0%
    Kering                                                     2,978    510,721        0.1%
    Korian SA                                                  2,058     64,857        0.0%
#   L'Oreal SA                                                10,192  1,851,333        0.4%
    Lagardere SCA                                              8,644    229,393        0.1%
*   Le Noble Age                                                 374     12,783        0.0%
    Lectra                                                     2,717     41,296        0.0%
    Legrand SA                                                 9,815    559,432        0.1%
    Linedata Services                                            313     14,324        0.0%
    LISI                                                       1,050     30,045        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        8,658  1,442,523        0.3%
    Maisons France Confort SA                                    226     10,602        0.0%
    Manitou BF SA                                                582     10,101        0.0%
    Mersen                                                       738     11,795        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Metropole Television SA                                    3,017 $   57,233        0.0%
    MGI Coutier                                                1,450     30,886        0.0%
    Natixis SA                                                34,914    192,653        0.1%
*   Naturex                                                      359     30,271        0.0%
    Neopost SA                                                 1,054     25,819        0.0%
*   Nexans SA                                                  2,304    107,186        0.0%
    Nexity SA                                                  1,680     90,050        0.0%
*   NRJ Group                                                  2,272     23,268        0.0%
    Numericable-SFR SA                                           991     32,469        0.0%
#   Oeneo SA                                                   3,040     25,178        0.0%
    Orange SA                                                 49,776    826,975        0.2%
#   Orange SA Sponsored ADR                                    5,900     97,881        0.0%
    Orpea                                                      1,505    124,161        0.0%
    Pernod Ricard SA                                           3,232    349,104        0.1%
*   Peugeot SA                                                42,951    692,205        0.2%
*   Pierre & Vacances SA                                         625     24,496        0.0%
    Plastic Omnium SA                                          3,807    126,152        0.0%
    Publicis Groupe SA                                         8,623    638,130        0.2%
    Rallye SA                                                  1,419     27,262        0.0%
    Remy Cointreau SA                                            931     77,411        0.0%
    Renault SA                                                10,598  1,022,577        0.3%
    Rexel SA                                                  18,570    281,569        0.1%
    Rubis SCA                                                  3,285    256,621        0.1%
    Safran SA                                                  7,256    500,226        0.1%
    Saft Groupe SA                                             1,686     52,379        0.0%
    Samse SA                                                       4        541        0.0%
    Sanofi                                                    10,490    864,655        0.2%
    Sartorius Stedim Biotech                                     117     44,712        0.0%
    Savencia SA                                                  214     14,207        0.0%
    Schneider Electric SE(4834108)                            12,325    805,902        0.2%
    Schneider Electric SE(B11BPS1)                               278     18,137        0.0%
#   SCOR SE                                                   11,545    393,288        0.1%
    SEB SA                                                     1,533    171,749        0.1%
*   Sequana SA                                                   986      3,073        0.0%
    SES SA                                                    12,355    337,547        0.1%
    Societe BIC SA                                             1,622    230,297        0.1%
    Societe Generale SA                                       18,727    736,854        0.2%
#   Societe Television Francaise 1                             2,666     32,112        0.0%
    Sodexo SA                                                  3,525    356,108        0.1%
#*  SOITEC                                                    17,198     11,622        0.0%
#*  Solocal Group                                              2,292     13,690        0.0%
    Somfy SA                                                      72     26,289        0.0%
    Sopra Steria Group                                         1,474    171,456        0.1%
*   Stallergenes Greer P.L.C.                                    162      4,936        0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   5,488     22,552        0.0%
    Stef SA                                                      339     25,587        0.0%
    STMicroelectronics NV(5962332)                            26,444    162,589        0.0%
    STMicroelectronics NV(2430025)                             5,480     33,647        0.0%
#   Suez Environnement Co.                                     8,603    158,550        0.0%
    Synergie SA                                                  669     20,197        0.0%
    Tarkett SA                                                 1,407     45,900        0.0%
    Technicolor SA                                            26,591    182,395        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
FRANCE -- (Continued)
#   Technip SA                                                10,900 $   638,850        0.2%
    Teleperformance                                            2,961     265,963        0.1%
    Tessi SA                                                      91      15,084        0.0%
    Thales SA                                                  5,089     440,390        0.1%
    Thermador Groupe                                             126      11,512        0.0%
#   Total Gabon                                                   24       3,869        0.0%
    Trigano SA                                                 1,235      72,440        0.0%
*   UBISOFT Entertainment                                      7,283     211,390        0.1%
    Valeo SA                                                   5,318     843,536        0.2%
#   Vallourec SA                                              13,029      67,849        0.0%
#*  Valneva SE                                                   115         447        0.0%
    VIEL & Cie SA                                                300       1,208        0.0%
    Vilmorin & Cie SA                                            322      23,031        0.0%
    Vinci SA                                                  12,733     951,006        0.2%
    Virbac SA                                                    170      31,002        0.0%
    Vivendi SA                                                21,279     408,769        0.1%
*   Worldline SA                                               1,735      48,650        0.0%
    Zodiac Aerospace                                           5,594     131,244        0.0%
                                                                     -----------        ---
TOTAL FRANCE                                                          37,167,716        8.7%
                                                                     -----------        ---
GERMANY -- (6.5%)
    Aareal Bank AG                                             4,654     165,683        0.1%
    Adidas AG                                                  7,418     957,051        0.2%
*   ADVA Optical Networking SE                                 1,788      19,080        0.0%
#*  AIXTRON SE                                                 8,041      40,052        0.0%
    Allianz SE                                                 9,412   1,601,243        0.4%
    Allianz SE Sponsored ADR                                  10,000     170,400        0.1%
    Amadeus Fire AG                                              211      15,863        0.0%
    Aurubis AG                                                   900      48,912        0.0%
    Axel Springer SE                                           3,702     207,005        0.1%
    BASF SE                                                   22,290   1,844,069        0.4%
    Bauer AG                                                   1,372      22,431        0.0%
    Bayer AG                                                   2,713     313,533        0.1%
    Bayerische Motoren Werke AG                               12,866   1,190,279        0.3%
#   BayWa AG                                                   1,657      57,926        0.0%
    Bechtle AG                                                   976     102,075        0.0%
    Beiersdorf AG                                              3,064     275,133        0.1%
#   Bertrandt AG                                                 374      43,288        0.0%
    Bijou Brigitte AG                                            249      16,073        0.0%
    Bilfinger SE                                               2,587     112,929        0.0%
    Biotest AG                                                   333       6,367        0.0%
    Borussia Dortmund GmbH & Co. KGaA                          5,615      25,241        0.0%
    Brenntag AG                                                9,430     553,905        0.1%
    CANCOM SE                                                    527      26,890        0.0%
    Carl Zeiss Meditec AG                                      1,463      47,791        0.0%
    CENTROTEC Sustainable AG                                     845      13,994        0.0%
    Cewe Stiftung & Co. KGAA                                     374      23,586        0.0%
    Comdirect Bank AG                                          2,270      25,856        0.0%
    Commerzbank AG                                            19,927     186,858        0.1%
    CompuGroup Medical SE                                      1,589      62,446        0.0%
*   Constantin Medien AG                                       3,713       8,995        0.0%
    Continental AG                                             3,052     672,091        0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
GERMANY -- (Continued)
*   CropEnergies AG                                            1,674 $    8,257        0.0%
    CTS Eventim AG & Co. KGaA                                  2,698     94,686        0.0%
    Daimler AG                                                25,840  1,800,444        0.4%
    Delticom AG                                                   86      1,578        0.0%
    Deutsche Bank AG(5750355)                                  7,315    138,641        0.0%
    Deutsche Bank AG(D18190898)                               16,279    308,650        0.1%
    Deutsche Beteiligungs AG                                     850     25,153        0.0%
    Deutsche Boerse AG                                         6,480    533,230        0.1%
    Deutsche Post AG                                          20,874    613,138        0.2%
    Deutsche Telekom AG                                       64,701  1,135,724        0.3%
    Deutsche Telekom AG Sponsored ADR                          6,013    105,468        0.0%
    Deutsche Wohnen AG                                        12,888    395,181        0.1%
    Deutz AG                                                   8,957     45,788        0.0%
*   Dialog Semiconductor P.L.C.                                6,306    219,931        0.1%
    DIC Asset AG                                               2,716     25,045        0.0%
    DMG Mori AG                                                2,712    130,012        0.0%
#   Drillisch AG                                               2,194     90,736        0.0%
    Duerr AG                                                   1,942    155,824        0.0%
    E.ON SE                                                   59,968    621,519        0.2%
    Elmos Semiconductor AG                                     1,078     13,533        0.0%
    ElringKlinger AG                                           1,506     36,971        0.0%
*   Evotec AG                                                  6,271     25,036        0.0%
    Fielmann AG                                                1,324     97,833        0.0%
    Fraport AG Frankfurt Airport Services Worldwide            1,504     91,176        0.0%
#   Freenet AG                                                 5,218    159,730        0.1%
    Fresenius Medical Care AG & Co. KGaA                       5,219    454,246        0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                   7,913    345,244        0.1%
    Fresenius SE & Co. KGaA                                   13,436    979,729        0.2%
    Fuchs Petrolub SE                                            638     23,545        0.0%
    GEA Group AG                                               5,520    256,512        0.1%
    Gerresheimer AG                                              919     68,540        0.0%
#   Gerry Weber International AG                                 992     14,334        0.0%
    Gesco AG                                                     211     17,630        0.0%
    GFK SE                                                       679     26,462        0.0%
    GFT Technologies SE                                        1,964     48,282        0.0%
    Grammer AG                                                   916     35,485        0.0%
    Grenkeleasing AG                                             342     67,501        0.0%
*   H&R AG                                                        95      1,122        0.0%
    Hamburger Hafen und Logistik AG                              465      7,302        0.0%
    Hannover Rueck SE                                          1,987    227,156        0.1%
#*  Heidelberger Druckmaschinen AG                            14,937     33,759        0.0%
    Henkel AG & Co. KGaA                                       1,763    179,340        0.1%
    Hochtief AG                                                1,447    185,899        0.1%
    Hornbach Baumarkt AG                                         298      9,244        0.0%
    Hugo Boss AG                                               2,596    165,666        0.1%
    Indus Holding AG                                           1,216     62,053        0.0%
    Infineon Technologies AG                                  16,198    231,106        0.1%
    Infineon Technologies AG ADR                               7,164    102,660        0.0%
    Jenoptik AG                                                3,400     53,189        0.0%
#   K+S AG                                                     8,186    204,325        0.1%
    KION Group AG                                              4,783    261,188        0.1%
    Kloeckner & Co. SE                                         9,957    116,232        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
GERMANY -- (Continued)
*   Koenig & Bauer AG                                          1,108 $ 41,526        0.0%
#*  Kontron AG                                                 4,419   14,600        0.0%
    Krones AG                                                    889  101,536        0.0%
#   KUKA AG                                                    1,590  157,046        0.0%
    KWS Saat SE                                                  115   39,907        0.0%
    Lanxess AG                                                 2,631  137,784        0.0%
    LEG Immobilien AG                                          2,845  263,914        0.1%
    Leoni AG                                                   1,659   59,954        0.0%
    Linde AG                                                     660  100,981        0.0%
    LPKF Laser & Electronics AG                                1,858   15,477        0.0%
    MAN SE                                                       596   64,689        0.0%
#*  Manz AG                                                      207    8,712        0.0%
    Merck KGaA                                                 2,074  195,323        0.1%
    Metro AG                                                  14,155  451,597        0.1%
    MLP AG                                                     4,129   16,090        0.0%
#   MTU Aero Engines AG                                        4,276  404,282        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              4,225  785,451        0.2%
    Nemetschek SE                                              1,469   82,204        0.0%
*   Nordex SE                                                  3,542   99,677        0.0%
    Norma Group SE                                             2,004  103,472        0.0%
    Osram Licht AG                                             2,726  142,364        0.0%
*   Patrizia Immobilien AG                                     2,488   57,694        0.0%
    Pfeiffer Vacuum Technology AG                                466   50,193        0.0%
    PNE Wind AG                                                7,350   18,417        0.0%
    ProSiebenSat.1 Media SE                                   11,112  567,657        0.1%
    Puma SE                                                      191   43,554        0.0%
*   QIAGEN NV(2437907)                                         2,311   51,905        0.0%
*   QIAGEN NV(5732825)                                         2,291   51,526        0.0%
#   QSC AG                                                     4,612    7,163        0.0%
#   R Stahl AG                                                   392   13,309        0.0%
    Rational AG                                                  165   83,853        0.0%
    Rheinmetall AG                                             2,018  158,105        0.1%
    RHOEN-KLINIKUM AG                                          2,156   67,077        0.0%
#   RIB Software AG                                            2,262   23,929        0.0%
    RTL Group SA                                               1,390  116,381        0.0%
#   SAF-Holland SA                                             1,934   22,831        0.0%
    SAP SE                                                     7,505  588,850        0.2%
    SAP SE Sponsored ADR                                       9,962  783,212        0.2%
    Schaltbau Holding AG                                         344   18,558        0.0%
    SHW AG                                                       515   14,884        0.0%
    Siemens AG                                                 9,128  955,229        0.2%
    Siemens AG Sponsored ADR                                   2,787  292,022        0.1%
    Sixt SE                                                      979   56,780        0.0%
#*  SMA Solar Technology AG                                      500   26,608        0.0%
    Software AG                                                2,593   99,266        0.0%
*   Stabilus SA                                                  375   18,745        0.0%
    Stada Arzneimittel AG                                      3,866  164,375        0.1%
#   Stroeer SE & Co KGaA                                       2,480  122,341        0.0%
    Suedzucker AG                                              3,846   67,913        0.0%
*   Suess MicroTec AG                                          1,680   17,878        0.0%
    Surteco SE                                                   830   21,179        0.0%
    Symrise AG                                                11,191  742,759        0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
GERMANY -- (Continued)
    TAG Immobilien AG                                             5,248 $    69,780        0.0%
    Takkt AG                                                      2,745      57,371        0.0%
*   Talanx AG                                                     3,102     103,236        0.0%
    Telefonica Deutschland Holding AG                            15,693      79,845        0.0%
    ThyssenKrupp AG                                               2,593      60,422        0.0%
    United Internet AG                                            5,358     261,889        0.1%
    VERBIO Vereinigte BioEnergie AG                               3,351      32,553        0.0%
    Vonovia SE                                                    9,874     332,841        0.1%
*   Vossloh AG                                                      284      19,680        0.0%
    Wacker Neuson SE                                              2,754      46,652        0.0%
    Washtec AG                                                      816      33,079        0.0%
*   Wincor Nixdorf AG                                               165       9,031        0.0%
#   Wirecard AG                                                     892      38,633        0.0%
    XING AG                                                         154      29,237        0.0%
*   Zalando SE                                                      773      25,660        0.0%
    Zeal Network SE                                                 920      42,649        0.0%
                                                                        -----------        ---
TOTAL GERMANY                                                            29,761,417        7.0%
                                                                        -----------        ---
HONG KONG -- (2.0%)
    Agritrade Resources, Ltd.                                   120,000      25,137        0.0%
    AIA Group, Ltd.                                             152,200     908,906        0.2%
    Allied Properties HK, Ltd.                                   48,000       9,010        0.0%
    APT Satellite Holdings, Ltd.                                 29,250      23,212        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.              3,000       4,236        0.0%
#   ASM Pacific Technology, Ltd.                                 11,900      85,523        0.0%
#   Associated International Hotels, Ltd.                         4,000      11,018        0.0%
#   Bank of East Asia, Ltd. (The)                                37,911     137,297        0.1%
    BOC Hong Kong Holdings, Ltd.                                 85,000     253,340        0.1%
    Bright Smart Securities & Commodities Group, Ltd.            72,000      20,212        0.0%
    Cafe de Coral Holdings, Ltd.                                 16,000      48,305        0.0%
#*  CAR, Inc.                                                    35,000      39,869        0.0%
    Cheung Kong Property Holdings, Ltd.                          43,204     295,061        0.1%
    Chow Sang Sang Holdings International, Ltd.                  24,000      38,918        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                          54,000      37,534        0.0%
    CITIC Telecom International Holdings, Ltd.                   88,000      36,534        0.0%
    CK Hutchison Holdings, Ltd.                                  46,204     552,470        0.2%
    CK Life Sciences Int'l Holdings, Inc.                       286,000      27,232        0.0%
#   Convenience Retail Asia, Ltd.                                66,000      28,975        0.0%
*   Convoy Financial Holdings, Ltd.                             528,000      21,355        0.0%
    CSI Properties, Ltd.                                        340,000      10,327        0.0%
#   CW Group Holdings, Ltd.                                      85,500      25,217        0.0%
    Dah Sing Banking Group, Ltd.                                 20,400      36,398        0.0%
    Dah Sing Financial Holdings, Ltd.                            12,000      82,005        0.0%
    Dickson Concepts International, Ltd.                          6,500       1,825        0.0%
    Emperor International Holdings, Ltd.                        140,000      28,096        0.0%
#*  Esprit Holdings, Ltd.                                        88,500      77,426        0.0%
#   Fairwood Holdings, Ltd.                                       4,500      15,935        0.0%
    Far East Consortium International, Ltd.                      64,000      21,324        0.0%
    First Pacific Co., Ltd.                                     172,000     108,920        0.0%
*   Freeman Financial Corp., Ltd.                               240,000      13,094        0.0%
    G-Resources Group, Ltd.                                   1,481,400      34,034        0.0%
    Galaxy Entertainment Group, Ltd.                             36,000     121,005        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
HONG KONG -- (Continued)
    Genting Hong Kong, Ltd.                                    96,000 $ 31,046        0.0%
    Giordano International, Ltd.                               70,000   31,624        0.0%
*   Global Brands Group Holding, Ltd.                         509,360   60,222        0.0%
    Glorious Sun Enterprises, Ltd.                             14,000    1,784        0.0%
*   Goldin Financial Holdings, Ltd.                            14,000   12,437        0.0%
#   Guotai Junan International Holdings, Ltd.                 115,000   38,437        0.0%
    Haitong International Securities Group, Ltd.               71,604   41,211        0.0%
    Hang Lung Group, Ltd.                                      21,000   64,548        0.0%
    Hang Lung Properties, Ltd.                                 27,000   53,762        0.0%
    Hang Seng Bank, Ltd.                                       15,300  277,397        0.1%
    Hanison Construction Holdings, Ltd.                        17,806    2,972        0.0%
    Harbour Centre Development, Ltd.                            2,000    3,386        0.0%
    Henderson Land Development Co., Ltd.                       38,227  238,251        0.1%
    HKR International, Ltd.                                    48,800   20,021        0.0%
    HKT Trust & HKT, Ltd.                                     108,000  156,160        0.1%
    Hong Kong Aircraft Engineering Co., Ltd.                    2,800   18,211        0.0%
    Hong Kong Exchanges and Clearing, Ltd.                     22,300  562,408        0.2%
    Hongkong & Shanghai Hotels, Ltd. (The)                     18,500   22,046        0.0%
    Hongkong Chinese, Ltd.                                     58,000   12,084        0.0%
#   Hsin Chong Group Holding, Ltd.                            110,000   11,487        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.     132,000   46,346        0.0%
    Hysan Development Co., Ltd.                                26,000  114,880        0.0%
    IGG, Inc.                                                  29,000   12,572        0.0%
    Johnson Electric Holdings, Ltd.                            19,500   57,502        0.0%
#   Kerry Logistics Network, Ltd.                              32,000   45,131        0.0%
    Kerry Properties, Ltd.                                     36,000   98,058        0.0%
#*  Kingston Financial Group, Ltd.                            172,000   64,049        0.0%
    Kowloon Development Co., Ltd.                              20,000   19,219        0.0%
    L'Occitane International SA                                20,500   39,350        0.0%
    Lai Sun Development Co., Ltd.                             659,000    9,824        0.0%
#   Li & Fung, Ltd.                                           597,360  369,443        0.1%
    Lifestyle International Holdings, Ltd.                     21,000   34,787        0.0%
#   Luk Fook Holdings International, Ltd.                      25,000   56,808        0.0%
#*  Macau Legend Development, Ltd.                            228,000   31,072        0.0%
    Man Wah Holdings, Ltd.                                     35,200   41,050        0.0%
    Melco Crown Entertainment, Ltd. ADR                         1,858   27,498        0.0%
    Melco International Development, Ltd.                      24,000   27,612        0.0%
    MGM China Holdings, Ltd.                                   12,000   16,967        0.0%
*   Midland Holdings, Ltd.                                     18,000    5,725        0.0%
    MTR Corp., Ltd.                                            12,051   59,657        0.0%
    NagaCorp, Ltd.                                             66,000   47,276        0.0%
    New World Development Co., Ltd.                           505,914  503,786        0.1%
#   Newocean Energy Holdings, Ltd.                             86,000   29,379        0.0%
    NWS Holdings, Ltd.                                         66,768  101,588        0.0%
    Orient Overseas International, Ltd.                        11,000   41,807        0.0%
#*  Pacific Basin Shipping, Ltd.                               62,000   10,447        0.0%
    Pacific Textiles Holdings, Ltd.                            33,000   42,403        0.0%
    PCCW, Ltd.                                                203,000  137,669        0.1%
    Pico Far East Holdings, Ltd.                               40,000   10,922        0.0%
    Playmates Toys, Ltd.                                       56,000   14,569        0.0%
    Public Financial Holdings, Ltd.                             6,000    2,743        0.0%
#   Regal Hotels International Holdings, Ltd.                  26,000   12,533        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
#   SA SA International Holdings, Ltd.                          100,000 $   30,478        0.0%
    Samsonite International SA                                   55,200    177,172        0.1%
    Sands China, Ltd.                                            13,600     48,453        0.0%
#   SEA Holdings, Ltd.                                           10,000     32,234        0.0%
    Shangri-La Asia, Ltd.                                        92,000    112,510        0.0%
    Shenwan Hongyuan HK, Ltd.                                    20,000      9,678        0.0%
    Shun Tak Holdings, Ltd.                                      41,000     13,638        0.0%
    Singamas Container Holdings, Ltd.                            96,000     10,250        0.0%
    Sino Land Co., Ltd.                                          90,590    142,221        0.1%
    Sitoy Group Holdings, Ltd.                                   15,000      5,446        0.0%
    SJM Holdings, Ltd.                                           69,000     46,350        0.0%
    SmarTone Telecommunications Holdings, Ltd.                   17,000     28,015        0.0%
    Stella International Holdings, Ltd.                          24,000     60,548        0.0%
    Sun Hung Kai & Co., Ltd.                                     50,000     29,256        0.0%
    Sun Hung Kai Properties, Ltd.                                39,207    494,131        0.1%
    Swire Properties, Ltd.                                       17,000     44,251        0.0%
    Techtronic Industries Co., Ltd.                              41,000    153,959        0.1%
    Television Broadcasts, Ltd.                                  19,300     72,125        0.0%
    Texwinca Holdings, Ltd.                                      40,000     38,898        0.0%
*   Tom Group, Ltd.                                              98,000     24,282        0.0%
    Transport International Holdings, Ltd.                       12,000     32,689        0.0%
#   Trinity, Ltd.                                                12,000      1,249        0.0%
#*  United Laboratories International Holdings, Ltd. (The)       34,000     14,132        0.0%
#*  United Photovoltaics Group, Ltd.                            126,000     10,840        0.0%
#   Value Partners Group, Ltd.                                   50,000     47,728        0.0%
    Victory City International Holdings, Ltd.                    41,042      2,845        0.0%
    Vitasoy International Holdings, Ltd.                         32,000     59,823        0.0%
    VST Holdings, Ltd.                                           74,400     17,015        0.0%
    VTech Holdings, Ltd.                                          9,400     97,157        0.0%
    Wharf Holdings, Ltd. (The)                                   27,000    145,763        0.1%
    Wheelock & Co., Ltd.                                         15,000     69,251        0.0%
    Wynn Macau, Ltd.                                              4,800      6,825        0.0%
    Xinyi Glass Holdings, Ltd.                                   66,000     44,788        0.0%
    Yue Yuen Industrial Holdings, Ltd.                           32,000    116,763        0.1%
                                                                        ----------        ---
TOTAL HONG KONG                                                          9,212,679        2.2%
                                                                        ----------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           1,040,458    315,963        0.1%
    C&C Group P.L.C.(B010DT8)                                     1,711      7,738        0.0%
    C&C Group P.L.C.(B011Y09)                                    17,965     80,906        0.0%
    CRH P.L.C.                                                    1,450     42,199        0.0%
    CRH P.L.C. Sponsored ADR                                     12,856    374,238        0.1%
*   FBD Holdings P.L.C.                                           1,875     13,703        0.0%
    Glanbia P.L.C.                                                7,752    146,320        0.1%
    Irish Continental Group P.L.C.                                3,351     19,790        0.0%
*   Kenmare Resources P.L.C.                                        953         10        0.0%
    Kerry Group P.L.C. Class A                                    4,912    438,015        0.1%
    Kingspan Group P.L.C.                                        10,424    274,713        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                             953    128,079        0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                             284     38,021        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.                                20,525 $  544,805        0.1%
                                                                     ----------        ---
TOTAL IRELAND                                                         2,424,500        0.6%
                                                                     ----------        ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                            8,946      3,791        0.0%
*   Airport City, Ltd.                                         2,841     27,809        0.0%
    Alrov Properties and Lodgings, Ltd.                        1,113     24,688        0.0%
    Amot Investments, Ltd.                                     6,622     24,069        0.0%
    Azrieli Group, Ltd.                                          807     32,328        0.0%
    Bank Hapoalim BM                                          23,389    120,484        0.1%
*   Bank Leumi Le-Israel BM                                   46,637    173,318        0.1%
    Bayside Land Corp.                                            71     24,654        0.0%
#   Bezeq The Israeli Telecommunication Corp., Ltd.           64,874    136,719        0.1%
    Brack Capital Properties NV                                  237     17,645        0.0%
*   Ceragon Networks, Ltd.                                     1,170      1,345        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                  2,067     25,523        0.0%
*   Compugen, Ltd.                                             1,357      9,289        0.0%
    Delek Automotive Systems, Ltd.                             4,240     39,457        0.0%
    Delek Group, Ltd.                                            148     26,014        0.0%
    Delta-Galil Industries, Ltd.                                 572     15,740        0.0%
    El Al Israel Airlines                                     31,402     25,690        0.0%
    Elbit Systems, Ltd.(M3760D101)                               447     44,700        0.0%
    Elbit Systems, Ltd.(6308913)                                 533     53,461        0.0%
    Electra, Ltd.                                                 95     12,449        0.0%
*   Evogene, Ltd.                                              1,229      9,039        0.0%
    First International Bank Of Israel, Ltd.                   4,115     52,133        0.0%
    Formula Systems 1985, Ltd.                                   947     30,354        0.0%
    Frutarom Industries, Ltd.                                  2,904    151,005        0.1%
    Harel Insurance Investments & Financial Services, Ltd.     7,889     31,022        0.0%
    IDI Insurance Co., Ltd.                                      731     38,039        0.0%
    Israel Chemicals, Ltd.                                    16,450     81,953        0.0%
*   Israel Discount Bank, Ltd. Class A                         2,038      3,401        0.0%
*   Jerusalem Oil Exploration                                  1,068     44,740        0.0%
    Matrix IT, Ltd.                                            3,710     25,296        0.0%
    Melisron, Ltd.                                               907     35,218        0.0%
*   Menora Mivtachim Holdings, Ltd.                            1,148     10,003        0.0%
    Migdal Insurance & Financial Holding, Ltd.                24,040     17,647        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 8,534     99,261        0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                       1,827      9,322        0.0%
    NICE-Systems, Ltd. Sponsored ADR                           1,449     92,519        0.0%
*   Nova Measuring Instruments, Ltd.                           2,481     27,314        0.0%
*   Oil Refineries, Ltd.                                      68,862     25,032        0.0%
*   Partner Communications Co., Ltd.                           6,269     32,540        0.0%
    Paz Oil Co., Ltd.                                            272     42,459        0.0%
*   Phoenix Holdings, Ltd. (The)                               3,883     10,037        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.         546     22,430        0.0%
    Sapiens International Corp. NV                             2,461     30,721        0.0%
    Shikun & Binui, Ltd.                                      11,788     22,534        0.0%
    Shufersal, Ltd.                                            8,890     30,172        0.0%
    Strauss Group, Ltd.                                        1,978     31,720        0.0%
    Teva Pharmaceutical Industries, Ltd.                       1,472     80,861        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR        12,456    678,229        0.2%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ISRAEL -- (Continued)
#*  Tower Semiconductor, Ltd.                                   2,555 $   29,868        0.0%
                                                                      ----------        ---
TOTAL ISRAEL                                                           2,634,042        0.6%
                                                                      ----------        ---
ITALY -- (2.7%)
    ACEA SpA                                                    4,666     68,632        0.0%
    Alerion Cleanpower SpA                                      2,105      4,683        0.0%
    Amplifon SpA                                                7,609     70,069        0.0%
    Anima Holding SpA                                          17,154    121,828        0.0%
    Ansaldo STS SpA                                             6,924     84,060        0.0%
*   Arnoldo Mondadori Editore SpA                              17,537     20,034        0.0%
    Ascopiave SpA                                               6,766     18,497        0.0%
    Assicurazioni Generali SpA                                 99,498  1,521,284        0.4%
#   Astaldi SpA                                                 3,227     15,841        0.0%
    Atlantia SpA                                               11,139    310,494        0.1%
*   Autogrill SpA                                               8,158     69,234        0.0%
    Azimut Holding SpA                                          6,842    172,701        0.1%
#*  Banca Carige SpA                                           13,848     11,361        0.0%
    Banca Generali SpA                                          3,746    111,470        0.0%
    Banca IFIS SpA                                              1,361     39,013        0.0%
    Banca Mediolanum SpA                                       13,275    109,461        0.0%
*   Banca Monte dei Paschi di Siena SpA                        51,898     42,069        0.0%
    Banca Popolare dell'Emilia Romagna SC                      35,392    207,523        0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                  1,087         --        0.0%
    Banca Popolare di Milano Scarl                            307,811    234,253        0.1%
    Banca Popolare di Sondrio SCARL                            29,068    108,725        0.0%
    Banco di Desio e della Brianza SpA                          2,917      8,226        0.0%
    Banco Popolare SC                                           2,995     21,209        0.0%
    BasicNet SpA                                                3,053     12,506        0.0%
    BI Esse SpA                                                 1,067     16,254        0.0%
    Brembo SpA                                                  1,780     95,767        0.0%
#   Brunello Cucinelli SpA                                        716     14,059        0.0%
    Cerved Information Solutions SpA                            5,166     41,646        0.0%
*   CIR-Compagnie Industriali Riunite SpA                      32,447     40,466        0.0%
#   CNH Industrial NV                                          78,752    605,436        0.2%
    Credito Emiliano SpA                                       11,031     79,809        0.0%
*   Credito Valtellinese SC                                    76,092     59,581        0.0%
    Danieli & C Officine Meccaniche SpA                           917     20,128        0.0%
    Datalogic SpA                                               1,866     33,992        0.0%
    Davide Campari-Milano SpA                                  13,169    127,392        0.0%
    De' Longhi SpA                                              4,371    100,908        0.0%
    DeA Capital SpA                                             7,283     10,892        0.0%
    DiaSorin SpA                                                1,707     99,785        0.0%
    Ei Towers SpA                                                 862     50,603        0.0%
    Enel SpA                                                   48,764    221,623        0.1%
    Engineering SpA                                               345     26,110        0.0%
    Eni SpA                                                     4,681     76,473        0.0%
    ERG SpA                                                     3,349     43,661        0.0%
    Esprinet SpA                                                1,834     16,043        0.0%
    Falck Renewables SpA                                       13,913     15,472        0.0%
*   Ferrari NV                                                  4,363    197,166        0.1%
    Fiat Chrysler Automobiles NV                               57,714    464,637        0.1%
    FinecoBank Banca Fineco SpA                                 9,441     76,054        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
ITALY -- (Continued)
*   Finmeccanica SpA                                           37,003 $   469,084        0.1%
#*  Geox SpA                                                    8,302      26,864        0.0%
*   Gruppo Editoriale L'Espresso SpA                            2,471       2,647        0.0%
    Gruppo MutuiOnline SpA                                      1,542      12,845        0.0%
    Hera SpA                                                   46,630     140,451        0.1%
*   IMMSI SpA                                                  13,995       6,997        0.0%
    Industria Macchine Automatiche SpA                          1,493      87,148        0.0%
*   Intek Group SpA                                             9,436       2,464        0.0%
    Interpump Group SpA                                         6,736      97,208        0.0%
    Intesa Sanpaolo SpA                                       202,029     561,600        0.1%
    Iren SpA                                                   11,667      21,604        0.0%
    Luxottica Group SpA                                         7,472     407,744        0.1%
#*  Maire Tecnimont SpA                                        11,666      35,514        0.0%
    MARR SpA                                                    1,526      31,086        0.0%
    Mediaset SpA                                               75,189     339,679        0.1%
    Mediobanca SpA                                             34,675     285,634        0.1%
    Moleskine SpA                                              12,155      28,035        0.0%
    Moncler SpA                                                 9,337     151,761        0.1%
    Parmalat SpA                                               19,985      55,739        0.0%
#   Piaggio & C SpA                                             7,738      17,199        0.0%
    Prysmian SpA                                               12,618     298,527        0.1%
    Recordati SpA                                               5,122     130,334        0.0%
    Reply SpA                                                     258      36,739        0.0%
*   Safilo Group SpA                                            1,166      10,304        0.0%
*   Saipem SpA                                                250,654     120,440        0.0%
    Salini Impregilo SpA                                       12,528      54,947        0.0%
#   Salvatore Ferragamo SpA                                     3,819      88,518        0.0%
*   Saras SpA                                                  12,869      22,478        0.0%
    Snam SpA                                                   57,754     353,189        0.1%
    Societa Cattolica di Assicurazioni SCRL                    13,476      93,814        0.0%
    Societa Iniziative Autostradali e Servizi SpA               7,667      80,191        0.0%
*   Sogefi SpA                                                  5,901      10,793        0.0%
    SOL SpA                                                     1,421      12,538        0.0%
*   Telecom Italia SpA                                        639,491     624,446        0.2%
*   Telecom Italia SpA Sponsored ADR                            6,420      62,659        0.0%
    Tenaris SA ADR                                              1,265      34,244        0.0%
    Terna Rete Elettrica Nazionale SpA                         51,552     291,178        0.1%
*   Tiscali SpA                                               417,308      25,811        0.0%
#   Tod's SpA                                                     919      63,665        0.0%
    Trevi Finanziaria Industriale SpA                           6,311      10,196        0.0%
    UniCredit SpA                                             183,632     712,126        0.2%
    Unione di Banche Italiane SpA                              11,688      49,681        0.0%
    Unipol Gruppo Finanziario SpA                              36,958     158,671        0.1%
    UnipolSai SpA                                              97,651     228,509        0.1%
    Vittoria Assicurazioni SpA                                  2,148      21,882        0.0%
*   Yoox Net-A-Porter Group SpA                                 3,875     113,696        0.0%
                                                                      -----------        ---
TOTAL ITALY                                                            12,408,009        2.9%
                                                                      -----------        ---
JAPAN -- (20.0%)
    77 Bank, Ltd. (The)                                        14,000      49,117        0.0%
    ABC-Mart, Inc.                                                700      45,425        0.0%
    Accordia Golf Co., Ltd.                                     3,700      35,123        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Achilles Corp.                                            15,000 $ 19,163        0.0%
*   Acom Co., Ltd.                                             5,200   27,126        0.0%
    Adastria Co., Ltd.                                         2,000   66,281        0.0%
    ADEKA Corp.                                                4,200   58,900        0.0%
    Aderans Co., Ltd.                                          3,400   17,094        0.0%
    Advan Co., Ltd.                                            1,000    9,589        0.0%
#   Advantest Corp.                                            6,700   63,608        0.0%
    Aeon Co., Ltd.                                            35,499  531,967        0.1%
    AEON Financial Service Co., Ltd.                           5,100  113,826        0.0%
    Ahresty Corp.                                              1,800   11,749        0.0%
#   Ai Holdings Corp.                                          2,100   60,008        0.0%
    Aica Kogyo Co., Ltd.                                       2,900   64,715        0.0%
    Aichi Bank, Ltd. (The)                                       800   36,405        0.0%
    Aichi Corp.                                                3,800   28,636        0.0%
    Aida Engineering, Ltd.                                     3,100   28,282        0.0%
    Ain Holdings, Inc.                                         1,200   58,294        0.0%
    Air Water, Inc.                                           12,000  180,274        0.1%
    Aisan Industry Co., Ltd.                                   1,700   12,588        0.0%
    Aisin Seiki Co., Ltd.                                      7,270  282,511        0.1%
    Ajinomoto Co., Inc.                                        8,000  184,402        0.1%
#*  Akebono Brake Industry Co., Ltd.                          12,700   32,774        0.0%
    Akita Bank, Ltd. (The)                                    10,000   26,712        0.0%
    Alfresa Holdings Corp.                                     1,200   23,108        0.0%
#   Alpen Co., Ltd.                                            1,500   25,598        0.0%
    Alpine Electronics, Inc.                                   2,300   28,309        0.0%
    Alps Electric Co., Ltd.                                    9,200  159,010        0.1%
    Amada Holdings Co., Ltd.                                  18,500  185,860        0.1%
    Amano Corp.                                                3,100   50,714        0.0%
#   Amuse, Inc.                                                  200    4,100        0.0%
#   Anritsu Corp.                                              5,800   34,497        0.0%
    AOKI Holdings, Inc.                                        2,600   30,169        0.0%
    Aomori Bank, Ltd. (The)                                   10,000   30,631        0.0%
    Aoyama Trading Co., Ltd.                                   2,300   85,754        0.0%
    Aozora Bank, Ltd.                                         11,000   39,028        0.0%
    Arakawa Chemical Industries, Ltd.                          1,400   11,886        0.0%
    Arata Corp.                                                  500   11,312        0.0%
    Arcland Sakamoto Co., Ltd.                                 1,800   18,690        0.0%
    Arcs Co., Ltd.                                             2,023   47,493        0.0%
#   Arisawa Manufacturing Co., Ltd.                            1,400    7,163        0.0%
    Artnature, Inc.                                            2,500   20,728        0.0%
    As One Corp.                                                 800   28,846        0.0%
    Asahi Co., Ltd.                                            2,300   34,114        0.0%
    Asahi Diamond Industrial Co., Ltd.                         3,400   33,927        0.0%
    Asahi Group Holdings, Ltd.                                10,300  326,891        0.1%
    Asahi Intecc Co., Ltd.                                     3,900  187,623        0.1%
    Asahi Kasei Corp.                                         75,000  513,159        0.1%
    ASAHI YUKIZAI Corp.                                        4,000    7,548        0.0%
#   Asanuma Corp.                                              9,000   20,645        0.0%
    Asatsu-DK, Inc.                                            1,500   37,247        0.0%
    Ashikaga Holdings Co., Ltd.                                4,100   12,064        0.0%
    ASKA Pharmaceutical Co., Ltd.                              2,500   31,730        0.0%
    ASKUL Corp.                                                1,100   43,251        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Astellas Pharma, Inc.                                     47,500 $640,423        0.2%
    Atom Corp.                                                 2,100   12,781        0.0%
    Autobacs Seven Co., Ltd.                                   1,200   20,704        0.0%
    Avex Group Holdings, Inc.                                  2,300   28,829        0.0%
    Awa Bank, Ltd. (The)                                      11,000   55,941        0.0%
    Axial Retailing, Inc.                                        500   15,942        0.0%
    Azbil Corp.                                                2,300   59,014        0.0%
    Bandai Namco Holdings, Inc.                                4,300   91,544        0.0%
    Bando Chemical Industries, Ltd.                            7,000   34,117        0.0%
#   Bank of Iwate, Ltd. (The)                                    900   33,980        0.0%
    Bank of Kyoto, Ltd. (The)                                 15,000  100,615        0.0%
#   Bank of Nagoya, Ltd. (The)                                 9,000   29,847        0.0%
    Bank of Okinawa, Ltd. (The)                                  900   29,709        0.0%
    Bank of Saga, Ltd. (The)                                   8,000   16,185        0.0%
    Bank of the Ryukyus, Ltd.                                  1,800   20,786        0.0%
    Belc Co., Ltd.                                               600   23,867        0.0%
    Belluna Co., Ltd.                                          2,600   13,072        0.0%
    Benefit One, Inc.                                          1,000   22,676        0.0%
#   Benesse Holdings, Inc.                                     6,600  187,252        0.1%
    Bic Camera, Inc.                                           6,000   58,441        0.0%
    BML, Inc.                                                    400   17,049        0.0%
    Bridgestone Corp.                                         14,600  537,388        0.1%
    Broadleaf Co., Ltd.                                          900    8,894        0.0%
    Brother Industries, Ltd.                                  14,700  166,644        0.1%
    Bunka Shutter Co., Ltd.                                    6,000   50,572        0.0%
    C Uyemura & Co., Ltd.                                        400   17,158        0.0%
    Calbee, Inc.                                               2,400   93,435        0.0%
    Calsonic Kansei Corp.                                     10,000   68,301        0.0%
    Canon Electronics, Inc.                                    1,800   25,999        0.0%
    Canon Marketing Japan, Inc.                                3,600   64,520        0.0%
    Canon, Inc.                                               12,700  355,127        0.1%
    Canon, Inc. Sponsored ADR                                 14,250  398,002        0.1%
    Capcom Co., Ltd.                                           2,900   66,802        0.0%
#   Casio Computer Co., Ltd.                                   9,200  175,048        0.1%
    Cawachi, Ltd.                                              2,000   46,843        0.0%
    Central Glass Co., Ltd.                                   11,000   61,322        0.0%
    Central Japan Railway Co.                                  1,855  324,951        0.1%
    Century Tokyo Leasing Corp.                                3,200  108,810        0.0%
    Chiba Bank, Ltd. (The)                                     8,000   40,400        0.0%
    Chiba Kogyo Bank, Ltd. (The)                               3,300   14,485        0.0%
    Chiyoda Co., Ltd.                                          1,200   30,980        0.0%
    Chiyoda Corp.                                              8,000   60,669        0.0%
    Chiyoda Integre Co., Ltd.                                    500    9,997        0.0%
    Chofu Seisakusho Co., Ltd.                                 1,200   27,753        0.0%
    Chori Co., Ltd.                                            1,600   23,039        0.0%
    Chubu Shiryo Co., Ltd.                                     1,000    7,474        0.0%
    Chudenko Corp.                                             2,600   51,160        0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                             8,000   14,699        0.0%
    Chugai Pharmaceutical Co., Ltd.                            4,300  144,913        0.1%
    Chugoku Bank, Ltd. (The)                                   5,200   53,755        0.0%
    Chugoku Marine Paints, Ltd.                                6,000   42,505        0.0%
    Chukyo Bank, Ltd. (The)                                    8,000   16,538        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Chuo Spring Co., Ltd.                                      1,000 $  2,734        0.0%
    Ci:z Holdings Co., Ltd.                                    1,800   36,645        0.0%
    Citizen Holdings Co., Ltd.                                15,800   89,121        0.0%
    CKD Corp.                                                  5,100   41,441        0.0%
    Clarion Co., Ltd.                                          7,000   21,230        0.0%
    Cleanup Corp.                                                600    3,875        0.0%
#   CMIC Holdings Co., Ltd.                                    1,200   17,721        0.0%
#*  CMK Corp.                                                  2,600    9,731        0.0%
    Coca-Cola East Japan Co., Ltd.                             3,600   65,955        0.0%
    Coca-Cola West Co., Ltd.                                   5,900  159,928        0.1%
    Cocokara fine, Inc.                                          400   17,818        0.0%
    COLOPL, Inc.                                               2,600   51,360        0.0%
    Colowide Co., Ltd.                                         4,200   68,415        0.0%
    COMSYS Holdings Corp.                                      6,500   97,731        0.0%
*   Concordia Financial Group, Ltd.                           23,410  112,738        0.0%
    COOKPAD, Inc.                                              2,700   38,611        0.0%
    Cosmo Energy Holdings Co., Ltd.                            5,400   68,518        0.0%
    Cosmos Pharmaceutical Corp.                                  500   85,599        0.0%
    Create Restaurants Holdings, Inc.                            900    8,235        0.0%
    Create SD Holdings Co., Ltd.                               1,600   38,367        0.0%
    Credit Saison Co., Ltd.                                    1,000   18,388        0.0%
#*  CROOZ, Inc.                                                1,200   24,721        0.0%
    CyberAgent, Inc.                                           4,400  206,275        0.1%
    Dai Nippon Printing Co., Ltd.                             23,000  215,705        0.1%
    Dai-Dan Co., Ltd.                                          1,000    7,089        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   22,900  275,251        0.1%
    Daibiru Corp.                                              2,800   24,433        0.0%
    Daicel Corp.                                               3,000   37,476        0.0%
    Daido Metal Co., Ltd.                                      3,000   22,040        0.0%
    Daido Steel Co., Ltd.                                     21,000   70,956        0.0%
    Daidoh, Ltd.                                                 500    2,198        0.0%
    Daifuku Co., Ltd.                                          4,800   85,847        0.0%
#   Daihatsu Motor Co., Ltd.                                   6,400   85,408        0.0%
    Daihen Corp.                                               6,000   29,890        0.0%
    Daiho Corp.                                                8,000   33,919        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 2,000    9,093        0.0%
    Daiichi Sankyo Co., Ltd.                                   6,300  148,475        0.1%
    Daiichikosho Co., Ltd.                                     2,400  100,612        0.0%
    Daikin Industries, Ltd.                                    5,700  452,460        0.1%
    Daikokutenbussan Co., Ltd.                                   400   17,978        0.0%
    Daikyo, Inc.                                              12,000   19,217        0.0%
    Daio Paper Corp.                                           1,200   11,835        0.0%
#   Daisan Bank, Ltd. (The)                                   13,000   18,501        0.0%
#   Daishi Bank, Ltd. (The)                                   15,000   51,995        0.0%
    Daito Pharmaceutical Co., Ltd.                               500   13,116        0.0%
    Daito Trust Construction Co., Ltd.                         1,800  254,578        0.1%
    Daiwa House Industry Co., Ltd.                            11,400  304,570        0.1%
    Daiwa Industries, Ltd.                                     3,000   25,716        0.0%
    Daiwa Securities Group, Inc.                              40,000  232,953        0.1%
    Daiwabo Holdings Co., Ltd.                                 8,000   15,735        0.0%
    DCM Holdings Co., Ltd.                                     5,800   43,848        0.0%
#   Dena Co., Ltd.                                             4,500   75,733        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Denso Corp.                                                8,100 $307,890        0.1%
    Dentsu, Inc.                                               4,700  238,802        0.1%
    Denyo Co., Ltd.                                            2,000   21,455        0.0%
    Descente, Ltd.                                             2,000   27,818        0.0%
    DIC Corp.                                                 67,000  154,121        0.1%
#   Digital Garage, Inc.                                       1,300   26,033        0.0%
    Dip Corp.                                                  1,300   30,647        0.0%
    Disco Corp.                                                1,300  110,482        0.0%
    DKS Co., Ltd.                                              8,000   24,917        0.0%
    DMG Mori Co., Ltd.                                         9,100  102,097        0.0%
    Don Quijote Holdings Co., Ltd.                             2,600   92,497        0.0%
    Doshisha Co., Ltd.                                         1,400   26,286        0.0%
    Doutor Nichires Holdings Co., Ltd.                         1,900   33,357        0.0%
    Dowa Holdings Co., Ltd.                                   17,000  106,513        0.0%
    DTS Corp.                                                  1,600   31,667        0.0%
#   Duskin Co., Ltd.                                           1,800   32,751        0.0%
    Eagle Industry Co., Ltd.                                   1,900   24,980        0.0%
    Earth Chemical Co., Ltd.                                     900   37,443        0.0%
    East Japan Railway Co.                                     3,800  334,309        0.1%
    Ebara Corp.                                               36,000  163,912        0.1%
#   EDION Corp.                                                3,900   31,556        0.0%
#   Ehime Bank, Ltd. (The)                                     8,000   16,603        0.0%
    Eighteenth Bank, Ltd. (The)                               11,000   25,969        0.0%
    Eiken Chemical Co., Ltd.                                   1,100   20,140        0.0%
    Eisai Co., Ltd.                                            2,000  123,799        0.1%
    Eizo Corp.                                                 1,100   27,473        0.0%
    Elecom Co., Ltd.                                           1,000   16,777        0.0%
    en-japan, Inc.                                             1,600   25,652        0.0%
    Enplas Corp.                                                 300    8,483        0.0%
    EPS Holdings, Inc.                                         2,000   25,050        0.0%
    ESPEC Corp.                                                2,200   29,422        0.0%
*   euglena Co., Ltd.                                          2,100   29,500        0.0%
    Exedy Corp.                                                1,900   44,347        0.0%
    Ezaki Glico Co., Ltd.                                      1,500   76,625        0.0%
#   F@N Communications, Inc.                                   1,600   11,227        0.0%
    FALCO HOLDINGS Co., Ltd.                                     200    2,506        0.0%
    Fancl Corp.                                                1,500   20,021        0.0%
    FANUC Corp.                                                3,900  576,115        0.2%
    Fast Retailing Co., Ltd.                                   1,600  421,283        0.1%
    FCC Co., Ltd.                                              2,100   35,104        0.0%
    Ferrotec Corp.                                             3,900   37,924        0.0%
    FIDEA Holdings Co., Ltd.                                   5,200    8,191        0.0%
    Fields Corp.                                               1,900   28,287        0.0%
#   Financial Products Group Co., Ltd.                         5,400   64,468        0.0%
    FINDEX, Inc.                                                 600    7,403        0.0%
    Foster Electric Co., Ltd.                                  1,900   39,535        0.0%
    FP Corp.                                                   1,700   75,193        0.0%
#   Fudo Tetra Corp.                                          10,600   13,030        0.0%
    Fuji Co., Ltd.                                             1,000   22,249        0.0%
    Fuji Corp., Ltd.                                           1,100    6,941        0.0%
    Fuji Electric Co., Ltd.                                   25,000  106,381        0.0%
    Fuji Heavy Industries, Ltd.                               15,300  502,375        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
#   Fuji Kyuko Co., Ltd.                                        2,000 $ 26,734        0.0%
    Fuji Machine Manufacturing Co., Ltd.                        2,100   21,566        0.0%
    Fuji Media Holdings, Inc.                                   2,800   31,708        0.0%
*   Fuji Oil Co., Ltd.                                          3,700   11,442        0.0%
    Fuji Oil Holdings, Inc.                                     3,300   61,386        0.0%
    Fuji Seal International, Inc.                               1,300   44,224        0.0%
    Fuji Soft, Inc.                                             1,700   38,557        0.0%
    Fujibo Holdings, Inc.                                      10,000   19,441        0.0%
    FUJIFILM Holdings Corp.                                     1,500   61,572        0.0%
    Fujikura, Ltd.                                             18,000   87,251        0.0%
    Fujimi, Inc.                                                  200    2,651        0.0%
    Fujitec Co., Ltd.                                           6,000   59,329        0.0%
    Fujitsu Frontech, Ltd.                                      2,400   21,914        0.0%
    Fujitsu General, Ltd.                                       3,000   51,867        0.0%
    Fujitsu, Ltd.                                             105,000  366,880        0.1%
    FuKoKu Co., Ltd.                                              200    1,596        0.0%
    Fukuda Corp.                                                3,000   32,821        0.0%
    Fukui Bank, Ltd. (The)                                     13,000   24,969        0.0%
    Fukuoka Financial Group, Inc.                              21,000   71,788        0.0%
#   Fukushima Bank, Ltd. (The)                                 33,000   27,825        0.0%
    Fukushima Industries Corp.                                    800   17,728        0.0%
#   Fukuyama Transporting Co., Ltd.                             6,000   30,736        0.0%
    FULLCAST Holdings Co., Ltd..                                4,000   26,544        0.0%
*   Funai Electric Co., Ltd.                                      300    2,515        0.0%
#   Furukawa Battery Co., Ltd. (The)                            2,000   12,230        0.0%
    Furukawa Co., Ltd.                                         17,000   24,592        0.0%
    Furukawa Electric Co., Ltd.                                29,000   71,001        0.0%
    Furuno Electric Co., Ltd.                                   2,200   12,421        0.0%
    Furusato Industries, Ltd.                                   1,600   24,122        0.0%
    Fuso Chemical Co., Ltd.                                       900   13,821        0.0%
    Fuso Pharmaceutical Industries, Ltd.                        2,000    4,804        0.0%
    Futaba Corp.                                                2,100   31,877        0.0%
#   Futaba Industrial Co., Ltd.                                 7,200   33,326        0.0%
    Future Corp.                                                3,000   20,236        0.0%
    Fuyo General Lease Co., Ltd.                                1,100   46,192        0.0%
    G-Tekt Corp.                                                2,200   23,082        0.0%
    GCA Savvian Corp.                                             700    6,468        0.0%
    Gecoss Corp.                                                  800    8,154        0.0%
    Geo Holdings Corp.                                          1,700   28,075        0.0%
    GLOBERIDE, Inc.                                             1,800   22,498        0.0%
    Glory, Ltd.                                                 4,500  147,381        0.1%
    GMO internet, Inc.                                          4,700   55,185        0.0%
    GMO Payment Gateway, Inc.                                   1,300   83,070        0.0%
    Godo Steel, Ltd.                                            8,000   14,547        0.0%
    Goldcrest Co., Ltd.                                         1,060   15,178        0.0%
    Gree, Inc.                                                  5,400   30,263        0.0%
    GS Yuasa Corp.                                             30,000  122,975        0.1%
    Gulliver International Co., Ltd.                            3,400   33,421        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                          1,000    2,781        0.0%
#   GungHo Online Entertainment, Inc.                          21,000   54,965        0.0%
    Gunma Bank, Ltd. (The)                                     14,000   55,430        0.0%
    Gunze, Ltd.                                                 8,000   22,355        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Gurunavi, Inc.                                             1,600 $ 37,864        0.0%
    H2O Retailing Corp.                                        4,160   68,261        0.0%
    Hachijuni Bank, Ltd. (The)                                17,000   74,321        0.0%
    Hakuhodo DY Holdings, Inc.                                 7,600   85,679        0.0%
    Hakuto Co., Ltd.                                             400    3,348        0.0%
    Hamakyorex Co., Ltd.                                       1,000   17,922        0.0%
    Hamamatsu Photonics K.K.                                   3,100   86,151        0.0%
    Hankyu Hanshin Holdings, Inc.                             19,000  120,432        0.0%
    Hanwa Co., Ltd.                                           12,000   53,629        0.0%
    Happinet Corp.                                             1,400   11,690        0.0%
#   Harmonic Drive Systems, Inc.                               2,100   47,039        0.0%
    Haseko Corp.                                              25,400  229,681        0.1%
    Hazama Ando Corp.                                         13,500   65,854        0.0%
    Heiwa Corp.                                                3,100   65,118        0.0%
    Heiwa Real Estate Co., Ltd.                                2,100   26,031        0.0%
    Heiwado Co., Ltd.                                          1,800   36,903        0.0%
    HI-LEX Corp.                                               1,200   30,952        0.0%
    Hibiya Engineering, Ltd.                                   1,900   26,438        0.0%
    Hiday Hidaka Corp.                                         1,152   27,240        0.0%
    Hikari Tsushin, Inc.                                         900   67,412        0.0%
    Hino Motors, Ltd.                                         11,200  108,069        0.0%
    Hirose Electric Co., Ltd.                                    600   72,568        0.0%
    Hiroshima Bank, Ltd. (The)                                33,000  119,471        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                         1,300   61,503        0.0%
    Hitachi Capital Corp.                                      4,400   93,974        0.0%
    Hitachi Chemical Co., Ltd.                                 8,100  136,029        0.1%
    Hitachi Construction Machinery Co., Ltd.                  10,900  173,058        0.1%
    Hitachi High-Technologies Corp.                            4,800  129,877        0.1%
    Hitachi Koki Co., Ltd.                                     3,900   26,384        0.0%
    Hitachi Kokusai Electric, Inc.                             4,000   41,928        0.0%
    Hitachi Maxell, Ltd.                                         100    1,503        0.0%
    Hitachi Metals, Ltd.                                      13,910  141,244        0.1%
    Hitachi Transport System, Ltd.                             1,900   31,841        0.0%
    Hitachi Zosen Corp.                                       10,000   50,756        0.0%
    Hitachi, Ltd.                                             62,000  284,098        0.1%
    Hitachi, Ltd. ADR                                          3,100  140,538        0.1%
    Hogy Medical Co., Ltd.                                       300   16,708        0.0%
    Hokkoku Bank, Ltd. (The)                                  12,000   33,923        0.0%
    Hokuetsu Bank, Ltd. (The)                                 16,000   27,458        0.0%
    Hokuhoku Financial Group, Inc.                            11,000   13,849        0.0%
    Hokuto Corp.                                                 700   13,649        0.0%
    Honda Motor Co., Ltd.                                     27,200  734,013        0.2%
    Honda Motor Co., Ltd. Sponsored ADR                       20,519  553,192        0.2%
    Honeys Co., Ltd.                                           2,200   22,708        0.0%
    Horiba, Ltd.                                               2,000   75,488        0.0%
    Hoshizaki Electric Co., Ltd.                               1,200  100,708        0.0%
    Hosokawa Micron Corp.                                      2,000   10,322        0.0%
    House Foods Group, Inc.                                    4,100   78,670        0.0%
    Hoya Corp.                                                12,300  471,019        0.1%
    Hulic Co., Ltd.                                            2,500   24,882        0.0%
#   Hyakugo Bank, Ltd. (The)                                  13,000   47,923        0.0%
    Hyakujushi Bank, Ltd. (The)                               11,000   31,770        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Ibiden Co., Ltd.                                           1,417 $ 17,832        0.0%
    IBJ Leasing Co., Ltd.                                      1,300   22,381        0.0%
    Ichibanya Co., Ltd.                                          100    6,324        0.0%
    Ichiyoshi Securities Co., Ltd.                             2,000   16,490        0.0%
    IHI Corp.                                                 99,000  214,681        0.1%
    Iida Group Holdings Co., Ltd.                              5,220   97,489        0.0%
    Imasen Electric Industrial                                 2,500   21,999        0.0%
#   Imperial Hotel, Ltd.                                         400    8,889        0.0%
    Inaba Denki Sangyo Co., Ltd.                               1,200   37,679        0.0%
    Inabata & Co., Ltd.                                        2,200   21,429        0.0%
    Inageya Co., Ltd.                                          2,000   26,196        0.0%
    Ines Corp.                                                   500    5,222        0.0%
    Information Services International-Dentsu, Ltd.            1,400   25,670        0.0%
    Intage Holdings, Inc.                                        300    3,823        0.0%
    Internet Initiative Japan, Inc.                            1,900   37,217        0.0%
#   Inui Global Logistics Co., Ltd.                            1,600   12,842        0.0%
    Iriso Electronics Co., Ltd.                                  600   28,573        0.0%
#   Iseki & Co., Ltd.                                         16,000   34,050        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           7,740   82,135        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              29,000   19,935        0.0%
    Isuzu Motors, Ltd.                                        41,000  438,711        0.1%
    IT Holdings Corp.                                          3,500   82,711        0.0%
#   Ito En, Ltd.                                               5,500  167,878        0.1%
    Itochu Enex Co., Ltd.                                      3,100   25,380        0.0%
    Itochu Techno-Solutions Corp.                              2,100   41,152        0.0%
    Itochu-Shokuhin Co., Ltd.                                    300   11,427        0.0%
#*  Itoham Yonekyu Holdings, Inc.                              9,000   68,430        0.0%
    Itoki Corp.                                                4,700   29,533        0.0%
#   IwaiCosmo Holdings, Inc.                                   1,000    9,322        0.0%
    Iwasaki Electric Co., Ltd.                                 7,000   11,940        0.0%
    Iwatani Corp.                                             15,000   88,114        0.0%
    Iyo Bank, Ltd. (The)                                      11,000   72,282        0.0%
#   Izumi Co., Ltd.                                            2,000   77,270        0.0%
    J Front Retailing Co., Ltd.                               12,000  144,167        0.1%
    J Trust Co., Ltd.                                          5,400   40,933        0.0%
#   J-Oil Mills, Inc.                                         12,000   38,679        0.0%
    Jaccs Co., Ltd.                                           10,000   39,411        0.0%
    Jafco Co., Ltd.                                            1,200   33,198        0.0%
    Jamco Corp.                                                  700   17,911        0.0%
#   Japan Airport Terminal Co., Ltd.                           1,300   46,394        0.0%
    Japan Aviation Electronics Industry, Ltd.                  4,000   53,395        0.0%
    Japan Digital Laboratory Co., Ltd.                           800   10,822        0.0%
#*  Japan Display, Inc.                                       18,800   35,987        0.0%
#   Japan Drilling Co., Ltd.                                     500   11,336        0.0%
    Japan Exchange Group, Inc.                                15,300  227,867        0.1%
    Japan Petroleum Exploration Co., Ltd.                      1,200   27,935        0.0%
    Japan Pulp & Paper Co., Ltd.                               5,000   14,824        0.0%
#   Japan Radio Co., Ltd.                                      9,000   22,670        0.0%
    Japan Securities Finance Co., Ltd.                         6,700   26,105        0.0%
    Japan Steel Works, Ltd. (The)                             14,000   54,238        0.0%
    Japan Wool Textile Co., Ltd. (The)                         5,000   34,909        0.0%
    JCU Corp.                                                    300    9,423        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
JAPAN -- (Continued)
    Jeol, Ltd.                                                10,000 $   45,188        0.0%
    JGC Corp.                                                  8,000    136,440        0.1%
    Jimoto Holdings, Inc.                                     10,800     14,333        0.0%
#   Jin Co., Ltd.                                                700     25,821        0.0%
    Joshin Denki Co., Ltd.                                     2,000     15,870        0.0%
    Joyo Bank, Ltd. (The)                                     10,000     34,851        0.0%
    JSP Corp.                                                    800     13,770        0.0%
#   JSR Corp.                                                  9,700    132,969        0.1%
    JTEKT Corp.                                                7,700     98,049        0.0%
    Juki Corp.                                                 1,800     15,837        0.0%
    Juroku Bank, Ltd. (The)                                   20,000     59,046        0.0%
    Justsystems Corp.                                            600      4,860        0.0%
#   JVC Kenwood Corp.                                          3,820      9,494        0.0%
    JX Holdings, Inc.                                         63,320    272,143        0.1%
    K&O Energy Group, Inc.                                       900     10,578        0.0%
    K's Holdings Corp.                                         2,319     77,939        0.0%
    kabu.com Securities Co., Ltd.                              5,800     18,545        0.0%
*   Kadokawa Dwango                                            2,302     32,631        0.0%
    Kaga Electronics Co., Ltd.                                 1,200     14,188        0.0%
    Kajima Corp.                                              22,403    139,171        0.1%
    Kakaku.com, Inc.                                           5,000     90,055        0.0%
    Kaken Pharmaceutical Co., Ltd.                             2,300    125,656        0.1%
#   Kakiyasu Honten Co., Ltd.                                  1,500     26,271        0.0%
    Kameda Seika Co., Ltd.                                     1,100     44,306        0.0%
    Kamei Corp.                                                2,000     18,019        0.0%
    Kamigumi Co., Ltd.                                         5,000     44,829        0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                              4,000     22,397        0.0%
    Kanamoto Co., Ltd.                                         2,000     51,411        0.0%
    Kandenko Co., Ltd.                                         6,000     42,665        0.0%
    Kaneka Corp.                                              17,000    142,285        0.1%
    Kanematsu Corp.                                           27,000     40,660        0.0%
    Kansai Paint Co., Ltd.                                     9,000    157,407        0.1%
    Kansai Urban Banking Corp.                                 3,200     30,344        0.0%
    Kanto Denka Kogyo Co., Ltd.                                2,000     14,492        0.0%
    Kao Corp.                                                 15,200    840,818        0.2%
    Kasai Kogyo Co., Ltd.                                      1,100     10,547        0.0%
#   Katakura Industries Co., Ltd.                              1,200     12,947        0.0%
    Kato Sangyo Co., Ltd.                                        900     22,126        0.0%
    Kato Works Co., Ltd.                                       5,000     19,136        0.0%
#   KAWADA TECHNOLOGIES, Inc.                                    200      6,095        0.0%
    Kawasaki Heavy Industries, Ltd.                           95,000    266,442        0.1%
    KDDI Corp.                                                52,900  1,523,823        0.4%
    Keihan Holdings Co., Ltd.                                  9,000     65,259        0.0%
    Keihanshin Building Co., Ltd.                              1,700      9,205        0.0%
    Keihin Corp.                                               2,700     39,231        0.0%
    Keikyu Corp.                                               2,000     18,104        0.0%
    Keio Corp.                                                 6,000     52,848        0.0%
    Keisei Electric Railway Co., Ltd.                          2,000     27,516        0.0%
#   Keiyo Bank, Ltd. (The)                                    18,000     65,798        0.0%
    Kenedix, Inc.                                              7,900     33,765        0.0%
    Kewpie Corp.                                               6,400    167,064        0.1%
    Keyence Corp.                                                600    359,636        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
#   Kikkoman Corp.                                              4,000 $127,455        0.1%
    Kinden Corp.                                                3,900   45,806        0.0%
    Kintetsu Group Holdings Co., Ltd.                          33,000  135,713        0.1%
    Kintetsu World Express, Inc.                                1,600   20,935        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        2,000   13,926        0.0%
    Kirin Holdings Co., Ltd.                                   23,400  337,493        0.1%
    Kissei Pharmaceutical Co., Ltd.                               600   13,801        0.0%
    Kita-Nippon Bank, Ltd. (The)                                  600   15,213        0.0%
    Kitagawa Iron Works Co., Ltd.                               5,000    8,916        0.0%
    Kitz Corp.                                                  7,500   30,401        0.0%
    Kiyo Bank, Ltd. (The)                                       3,800   45,623        0.0%
#*  KLab, Inc.                                                  4,800   25,751        0.0%
    Koa Corp.                                                   1,400    9,853        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                  2,000   11,890        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            900   71,687        0.0%
#   Kobe Bussan Co., Ltd.                                       1,100   23,758        0.0%
*   Kobe Electric Railway Co., Ltd.                             4,000   13,482        0.0%
    Kobe Steel, Ltd.                                          149,000  143,073        0.1%
    Kohnan Shoji Co., Ltd.                                      1,900   32,407        0.0%
    Koito Manufacturing Co., Ltd.                               1,500   64,986        0.0%
    Kokuyo Co., Ltd.                                            4,400   57,646        0.0%
    Komatsu, Ltd.                                              31,000  532,422        0.1%
    Komeri Co., Ltd.                                            1,300   32,600        0.0%
    Komori Corp.                                                2,800   32,923        0.0%
    Konami Holdings Corp.                                       2,800   88,282        0.0%
    Konica Minolta, Inc.                                       18,100  156,231        0.1%
    Konishi Co., Ltd.                                             600    7,531        0.0%
    Konoike Transport Co., Ltd.                                 1,000   11,655        0.0%
    Kose Corp.                                                    900   82,318        0.0%
#   Kotobuki Spirits Co., Ltd.                                    600   11,675        0.0%
    Kubota Corp.                                               22,300  324,841        0.1%
    Kubota Corp. Sponsored ADR                                  1,000   73,780        0.0%
    Kumagai Gumi Co., Ltd.                                     34,000   91,982        0.0%
#   Kura Corp.                                                  1,000   42,976        0.0%
    Kurabo Industries, Ltd.                                    13,000   22,837        0.0%
    Kuraray Co., Ltd.                                          16,200  205,384        0.1%
    Kureha Corp.                                                4,000   13,722        0.0%
    Kurimoto, Ltd.                                              8,000   12,074        0.0%
    Kurita Water Industries, Ltd.                               4,800  115,421        0.0%
    Kuroda Electric Co., Ltd.                                   1,800   27,758        0.0%
    Kusuri No Aoki Co., Ltd.                                    1,400   73,779        0.0%
    KYB Corp.                                                  13,000   43,445        0.0%
#   Kyocera Corp.                                               6,200  307,645        0.1%
    Kyocera Corp. Sponsored ADR                                 2,000   97,600        0.0%
    Kyodo Printing Co., Ltd.                                    5,000   14,784        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                            2,700   26,592        0.0%
    Kyokuto Securities Co., Ltd.                                1,500   17,373        0.0%
#   Kyokuyo Co., Ltd.                                           2,000    4,791        0.0%
    KYORIN Holdings, Inc.                                       2,000   39,463        0.0%
    Kyoritsu Maintenance Co., Ltd.                                360   27,378        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                     2,000    6,235        0.0%
    Kyowa Exeo Corp.                                            4,900   55,393        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Kyowa Hakko Kirin Co., Ltd.                                3,000 $ 53,334        0.0%
#   Kyudenko Corp.                                             4,000  101,576        0.0%
    Kyushu Financial Group, Inc.                               6,440   33,803        0.0%
#*  Laox Co., Ltd.                                             6,000    6,214        0.0%
    Lasertec Corp.                                             1,500   19,502        0.0%
    Lawson, Inc.                                               2,700  208,989        0.1%
    LEC, Inc.                                                    400    4,971        0.0%
    Leopalace21 Corp.                                         10,800   64,806        0.0%
    Life Corp.                                                 1,400   37,421        0.0%
    Lintec Corp.                                               2,300   44,091        0.0%
#   Lion Corp.                                                11,000  135,346        0.1%
    LIXIL Group Corp.                                         11,100  232,414        0.1%
    M3, Inc.                                                   5,300  142,975        0.1%
    Mabuchi Motor Co., Ltd.                                    2,100  104,531        0.0%
    Macnica Fuji Electronics Holdings, Inc.                    2,500   27,684        0.0%
    Maeda Corp.                                                7,000   53,477        0.0%
    Maeda Road Construction Co., Ltd.                          3,000   54,655        0.0%
    Makino Milling Machine Co., Ltd.                           7,000   42,056        0.0%
    Makita Corp.                                               1,200   75,700        0.0%
    Mandom Corp.                                               1,000   45,260        0.0%
    Mani, Inc.                                                   900   14,783        0.0%
    Mars Engineering Corp.                                       300    5,398        0.0%
    Marubun Corp.                                                800    5,499        0.0%
    Marudai Food Co., Ltd.                                     4,000   16,727        0.0%
    Maruha Nichiro Corp.                                       2,100   46,867        0.0%
    Marui Group Co., Ltd.                                      8,300  126,804        0.1%
    Marusan Securities Co., Ltd.                               2,500   22,634        0.0%
    Maruwa Co., Ltd.                                             700   19,878        0.0%
    Maruzen Showa Unyu Co., Ltd.                               3,000   11,152        0.0%
#   Marvelous, Inc.                                            3,000   24,379        0.0%
    Matsui Securities Co., Ltd.                                4,800   41,368        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                        1,500   73,420        0.0%
    Matsuya Co., Ltd.                                          2,200   17,288        0.0%
    Max Co., Ltd.                                              2,000   21,336        0.0%
    Mazda Motor Corp.                                         35,600  542,412        0.1%
#   McDonald's Holdings Co. Japan, Ltd.                        1,100   27,481        0.0%
    Medipal Holdings Corp.                                     2,500   39,553        0.0%
#   Megachips Corp.                                            2,600   26,733        0.0%
    Megmilk Snow Brand Co., Ltd.                               2,100   48,663        0.0%
    Meidensha Corp.                                           15,000   62,640        0.0%
    Meiko Network Japan Co., Ltd.                              1,200   13,235        0.0%
    Meitec Corp.                                               1,700   58,970        0.0%
    Melco Holdings, Inc.                                       1,400   27,775        0.0%
#   Michinoku Bank, Ltd. (The)                                 9,000   14,726        0.0%
    Micronics Japan Co., Ltd.                                  1,600   14,232        0.0%
    Mie Bank, Ltd. (The)                                       6,000   11,209        0.0%
    Milbon Co., Ltd.                                             800   35,061        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                    1,000    9,597        0.0%
    Minato Bank, Ltd. (The)                                    8,000   11,468        0.0%
    Minebea Co., Ltd.                                         27,000  221,157        0.1%
    Ministop Co., Ltd.                                           700   11,299        0.0%
    Miraca Holdings, Inc.                                      2,500  106,243        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Mirait Holdings Corp.                                       2,600 $   22,790        0.0%
#   Misawa Homes Co., Ltd.                                      1,700     11,735        0.0%
    MISUMI Group, Inc.                                         11,500    158,812        0.1%
    Mitani Corp.                                                1,000     28,815        0.0%
    Mito Securities Co., Ltd.                                     800      2,081        0.0%
    Mitsuba Corp.                                               2,000     28,632        0.0%
    Mitsubishi Chemical Holdings Corp.                         98,800    515,592        0.1%
    Mitsubishi Electric Corp.                                  50,000    531,370        0.1%
    Mitsubishi Estate Co., Ltd.                                19,000    361,049        0.1%
    Mitsubishi Heavy Industries, Ltd.                         101,000    359,016        0.1%
#   Mitsubishi Logistics Corp.                                  4,000     54,684        0.0%
#   Mitsubishi Motors Corp.                                    44,100    177,474        0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       2,600     11,738        0.0%
*   Mitsubishi Paper Mills, Ltd.                               11,000      8,377        0.0%
    Mitsubishi Pencil Co., Ltd.                                   600     28,580        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 100      2,581        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                    3,000      4,996        0.0%
    Mitsubishi Tanabe Pharma Corp.                              4,200     74,779        0.0%
    Mitsubishi UFJ Financial Group, Inc.                      237,100  1,094,172        0.3%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         27,043    124,398        0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                   10,800     47,068        0.0%
    Mitsuboshi Belting, Ltd.                                    4,000     31,637        0.0%
    Mitsui Chemicals, Inc.                                     59,000    195,676        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                49,000     75,669        0.0%
    Mitsui Fudosan Co., Ltd.                                   13,000    317,492        0.1%
#   Mitsui High-Tec, Inc.                                       1,100      6,744        0.0%
    Mitsui Home Co., Ltd.                                       3,000     13,724        0.0%
    Mitsui Sugar Co., Ltd.                                      8,000     36,083        0.0%
    Mitsui-Soko Holdings Co., Ltd.                              7,000     18,741        0.0%
#   Mitsumi Electric Co., Ltd.                                  4,000     19,391        0.0%
    Miyazaki Bank, Ltd. (The)                                   7,000     17,766        0.0%
    Mizuho Financial Group, Inc.                              481,340    721,486        0.2%
    Mizuho Financial Group, Inc. ADR                           28,400     84,064        0.0%
    Mizuno Corp.                                                6,000     28,503        0.0%
    Mochida Pharmaceutical Co., Ltd.                              400     29,747        0.0%
    Modec, Inc.                                                 1,700     25,875        0.0%
#   Monex Group, Inc.                                          13,000     33,536        0.0%
#   MonotaRO Co., Ltd.                                          4,000    120,109        0.0%
    Morinaga & Co., Ltd.                                       11,000     52,673        0.0%
    Morinaga Milk Industry Co., Ltd.                           14,000     73,410        0.0%
    Morita Holdings Corp.                                       3,000     35,762        0.0%
    Mory Industries, Inc.                                       2,000      5,402        0.0%
    MS&AD Insurance Group Holdings, Inc.                       10,352    273,412        0.1%
#   MTI, Ltd.                                                   1,800     12,610        0.0%
    Murata Manufacturing Co., Ltd.                              4,500    586,851        0.2%
    Musashi Seimitsu Industry Co., Ltd.                         1,700     32,450        0.0%
#   Musashino Bank, Ltd. (The)                                  1,700     42,818        0.0%
    Nabtesco Corp.                                              7,400    166,938        0.1%
#   Nachi-Fujikoshi Corp.                                       9,000     28,996        0.0%
#   Nagano Bank, Ltd. (The)                                     7,000     12,058        0.0%
    Nagase & Co., Ltd.                                          7,200     79,838        0.0%
    Nagoya Railroad Co., Ltd.                                   7,000     35,304        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Nakamuraya Co., Ltd.                                        1,000 $  4,190        0.0%
    Nakanishi, Inc.                                             1,000   32,774        0.0%
    Namura Shipbuilding Co., Ltd.                               1,700   12,604        0.0%
    Nankai Electric Railway Co., Ltd.                          21,000  111,275        0.0%
    Nanto Bank, Ltd. (The)                                     16,000   45,238        0.0%
    Natori Co., Ltd.                                              500    7,701        0.0%
    NEC Corp.                                                 233,000  567,069        0.2%
    NEC Networks & System Integration Corp.                     1,600   24,814        0.0%
    NET One Systems Co., Ltd.                                   3,200   16,616        0.0%
    Neturen Co., Ltd.                                           1,300    8,919        0.0%
    Nexon Co., Ltd.                                             3,700   55,557        0.0%
#   Next Co., Ltd.                                              2,900   32,429        0.0%
    NGK Insulators, Ltd.                                       10,000  205,366        0.1%
    NGK Spark Plug Co., Ltd.                                    8,000  159,547        0.1%
    NH Foods, Ltd.                                              8,000  178,315        0.1%
    NHK Spring Co., Ltd.                                        5,400   47,530        0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                          2,000   47,555        0.0%
    Nichia Steel Works, Ltd.                                    1,000    2,101        0.0%
    Nichias Corp.                                               4,000   25,910        0.0%
    Nichicon Corp.                                              2,700   18,189        0.0%
    Nichiha Corp.                                               2,000   30,486        0.0%
#   Nichii Gakkan Co.                                           3,100   23,362        0.0%
    Nichirei Corp.                                             14,000  121,859        0.1%
    Nichireki Co., Ltd.                                         3,000   21,546        0.0%
    Nidec Corp.                                                 3,800  278,441        0.1%
    Nidec Corp. Sponsored ADR                                   7,900  143,069        0.1%
    Nifco, Inc.                                                 3,100  147,974        0.1%
    Nihon Chouzai Co., Ltd.                                       400   13,164        0.0%
    Nihon House Holdings Co., Ltd.                                700    2,359        0.0%
    Nihon Kohden Corp.                                          2,800   69,710        0.0%
    Nihon M&A Center, Inc.                                      1,600   92,144        0.0%
    Nihon Parkerizing Co., Ltd.                                 4,200   37,046        0.0%
#   Nihon Unisys, Ltd.                                          4,400   53,882        0.0%
    Nihon Yamamura Glass Co., Ltd.                              3,000    4,514        0.0%
    Nikkiso Co., Ltd.                                           3,000   23,104        0.0%
    Nikkon Holdings Co., Ltd.                                   4,200   78,002        0.0%
    Nikon Corp.                                                13,300  193,879        0.1%
    Nintendo Co., Ltd.                                          1,500  203,101        0.1%
    Nippo Corp.                                                 3,000   49,742        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  15,000   25,821        0.0%
#   Nippon Carbon Co., Ltd.                                     9,000   18,202        0.0%
    Nippon Chemi-Con Corp.                                      6,000    7,987        0.0%
#   Nippon Coke & Engineering Co., Ltd.                         3,500    2,526        0.0%
    Nippon Denko Co., Ltd.                                      2,000    3,206        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                             2,000   38,882        0.0%
    Nippon Electric Glass Co., Ltd.                            22,000  116,477        0.0%
    Nippon Express Co., Ltd.                                   18,000   82,142        0.0%
    Nippon Flour Mills Co., Ltd.                                7,000   54,041        0.0%
    Nippon Gas Co., Ltd.                                        1,900   44,229        0.0%
    Nippon Kayaku Co., Ltd.                                    11,000  118,097        0.0%
    Nippon Koei Co., Ltd.                                       4,000   12,878        0.0%
    Nippon Light Metal Holdings Co., Ltd.                      33,000   58,235        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Nippon Paint Holdings Co., Ltd.                             5,600 $147,038        0.1%
    Nippon Paper Industries Co., Ltd.                             800   15,373        0.0%
    Nippon Pillar Packing Co., Ltd.                               800    6,720        0.0%
    Nippon Road Co., Ltd. (The)                                 5,000   23,177        0.0%
#   Nippon Seiki Co., Ltd.                                      1,000   19,295        0.0%
#*  Nippon Sharyo, Ltd.                                         8,000   19,368        0.0%
*   Nippon Sheet Glass Co., Ltd.                               51,800   40,448        0.0%
    Nippon Shinyaku Co., Ltd.                                     700   31,618        0.0%
    Nippon Shokubai Co., Ltd.                                   1,600   82,873        0.0%
    Nippon Signal Co., Ltd.                                     2,700   22,476        0.0%
    Nippon Soda Co., Ltd.                                       1,000    5,225        0.0%
    Nippon Steel & Sumikin Bussan Corp.                         8,000   28,261        0.0%
    Nippon Suisan Kaisha, Ltd.                                 14,400   79,591        0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          4,000   24,137        0.0%
    Nippon Telegraph & Telephone Corp.                          4,900  219,277        0.1%
    Nippon Telegraph & Telephone Corp. ADR                     11,312  504,176        0.1%
    Nippon Thompson Co., Ltd.                                   3,000   10,826        0.0%
    Nippon Valqua Industries, Ltd.                              3,000    7,845        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                                2,000    2,584        0.0%
#   Nipro Corp.                                                10,900  106,182        0.0%
    Nishi-Nippon City Bank, Ltd. (The)                         32,000   57,736        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            15,000   91,491        0.0%
    Nishimatsu Construction Co., Ltd.                          19,000   82,971        0.0%
    Nishimatsuya Chain Co., Ltd.                                2,600   29,628        0.0%
    Nishio Rent All Co., Ltd.                                     800   21,038        0.0%
    Nissan Chemical Industries, Ltd.                            5,200  138,881        0.1%
    Nissan Motor Co., Ltd.                                    107,800  956,620        0.2%
    Nissan Shatai Co., Ltd.                                     4,000   39,047        0.0%
#   Nissei ASB Machine Co., Ltd.                                  100    1,890        0.0%
#   Nissei Build Kogyo Co., Ltd.                                6,000   22,409        0.0%
#   Nissha Printing Co., Ltd.                                   2,300   36,624        0.0%
    Nisshin Oillio Group, Ltd. (The)                           11,000   46,750        0.0%
    Nisshin Seifun Group, Inc.                                  3,880   63,520        0.0%
    Nisshinbo Holdings, Inc.                                    8,000   87,108        0.0%
    Nissin Corp.                                                4,000   11,356        0.0%
    Nissin Electric Co., Ltd.                                   6,000   68,998        0.0%
    Nissin Foods Holdings Co., Ltd.                               500   23,211        0.0%
    Nissin Kogyo Co., Ltd.                                      2,100   29,044        0.0%
    Nitori Holdings Co., Ltd.                                   1,700  158,132        0.1%
    Nitta Corp.                                                   800   19,567        0.0%
*   Nitto Boseki Co., Ltd.                                      8,000   24,701        0.0%
    Nitto Denko Corp.                                           6,600  355,545        0.1%
    Nitto Kogyo Corp.                                             700   11,083        0.0%
    Nittoc Construction Co., Ltd.                               1,700    6,926        0.0%
    NOF Corp.                                                   8,000   62,971        0.0%
    Nohmi Bosai, Ltd.                                           3,000   42,007        0.0%
    Nojima Corp.                                                2,400   26,630        0.0%
    NOK Corp.                                                   6,100  101,100        0.0%
#   Nomura Co., Ltd.                                            1,000   16,688        0.0%
    Nomura Holdings, Inc.                                      49,100  208,614        0.1%
    Nomura Holdings, Inc. Sponsored ADR                        37,788  159,087        0.1%
    Nomura Real Estate Holdings, Inc.                           4,800   87,721        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Nomura Research Institute, Ltd.                            2,420 $ 84,894        0.0%
    Noritake Co., Ltd.                                        10,000   22,075        0.0%
    Noritz Corp.                                               2,100   35,112        0.0%
    North Pacific Bank, Ltd.                                  21,400   54,253        0.0%
    NS Solutions Corp.                                         1,100   19,123        0.0%
    NSD Co., Ltd.                                              1,840   28,855        0.0%
    NSK, Ltd.                                                 19,900  173,684        0.1%
    NTN Corp.                                                 32,000   99,158        0.0%
    NTT Data Corp.                                             4,200  218,655        0.1%
    NTT DOCOMO, Inc.                                          38,100  913,790        0.2%
    NTT DOCOMO, Inc. Sponsored ADR                             6,786  165,171        0.1%
    NTT Urban Development Corp.                                5,700   53,340        0.0%
    Obara Group, Inc.                                          1,100   40,246        0.0%
    Obayashi Corp.                                            26,000  254,809        0.1%
    Obic Co., Ltd.                                               600   31,537        0.0%
    Odakyu Electric Railway Co., Ltd.                          4,000   43,438        0.0%
#   Ogaki Kyoritsu Bank, Ltd. (The)                           16,000   49,225        0.0%
#   Ohara, Inc.                                                  300    1,423        0.0%
#   Ohsho Food Service Corp.                                     600   19,131        0.0%
    Oiles Corp.                                                1,800   29,188        0.0%
    Oita Bank, Ltd. (The)                                      6,000   18,332        0.0%
    Oji Holdings Corp.                                         9,000   36,959        0.0%
    Okabe Co., Ltd.                                            1,600   11,836        0.0%
    Okamoto Industries, Inc.                                   2,000   14,677        0.0%
    Okamura Corp.                                              3,000   27,740        0.0%
#   Okasan Securities Group, Inc.                              9,000   47,492        0.0%
    Oki Electric Industry Co., Ltd.                           59,000   82,584        0.0%
#   Okinawa Cellular Telephone Co.                               700   19,834        0.0%
#   OKUMA Corp.                                                9,000   70,215        0.0%
    Okumura Corp.                                              7,000   36,666        0.0%
    Okura Industrial Co., Ltd.                                 2,000    5,244        0.0%
    Okuwa Co., Ltd.                                            2,000   21,434        0.0%
    Olympus Corp.                                              8,400  327,235        0.1%
    Omron Corp.                                                6,900  218,984        0.1%
    Ono Pharmaceutical Co., Ltd.                               3,000  135,174        0.1%
    Onoken Co., Ltd.                                           1,100   11,690        0.0%
#   Onward Holdings Co., Ltd.                                  8,000   55,190        0.0%
    Open House Co., Ltd.                                       1,200   25,508        0.0%
    Optex Co., Ltd.                                              300    9,586        0.0%
    Oracle Corp. Japan                                         1,300   70,021        0.0%
    Organo Corp.                                               2,000    7,688        0.0%
*   Orient Corp.                                              28,600   57,126        0.0%
    Oriental Land Co., Ltd.                                    2,100  145,825        0.1%
#   Origin Electric Co., Ltd.                                  2,000    5,101        0.0%
    Osaka Gas Co., Ltd.                                       56,000  201,890        0.1%
    Osaka Soda Co., Ltd.                                       4,000   15,176        0.0%
    Osaki Electric Co., Ltd.                                   1,000    7,147        0.0%
#   OSG Corp.                                                  5,700  105,927        0.0%
    OSJB Holdings Corp.                                       11,900   27,613        0.0%
    Otsuka Corp.                                               2,300  109,683        0.0%
    Otsuka Holdings Co., Ltd.                                  4,400  171,532        0.1%
#   Outsourcing, Inc.                                            800   26,002        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Pacific Industrial Co., Ltd.                               2,100 $ 20,278        0.0%
*   Pacific Metals Co., Ltd.                                   7,000   22,397        0.0%
    Pack Corp. (The)                                             200    4,706        0.0%
    Pal Co., Ltd.                                              1,100   26,712        0.0%
    PALTAC Corp.                                               2,000   35,498        0.0%
    PanaHome Corp.                                             5,000   38,988        0.0%
    Panasonic Corp.                                           37,500  334,429        0.1%
    Panasonic Corp. Sponsored ADR                             24,160  216,232        0.1%
    Paramount Bed Holdings Co., Ltd.                             800   29,759        0.0%
    Parco Co., Ltd.                                              900    7,580        0.0%
    Paris Miki Holdings, Inc.                                  2,800   11,755        0.0%
#   Pasona Group, Inc.                                           500    3,052        0.0%
    PC Depot Corp.                                             3,200   34,723        0.0%
    Penta-Ocean Construction Co., Ltd.                        22,100   99,523        0.0%
    Pigeon Corp.                                               7,800  204,872        0.1%
    Pilot Corp.                                                1,800   71,346        0.0%
    Piolax, Inc.                                                 500   26,268        0.0%
#*  Pioneer Corp.                                             22,000   58,954        0.0%
#   Plenus Co., Ltd.                                           1,100   20,176        0.0%
    Pola Orbis Holdings, Inc.                                    600   47,717        0.0%
    Press Kogyo Co., Ltd.                                      6,000   20,590        0.0%
    Pressance Corp.                                              300   10,531        0.0%
#   Prestige International, Inc.                               1,000   11,530        0.0%
    Prima Meat Packers, Ltd.                                   5,000   13,769        0.0%
    Pronexus, Inc.                                               600    6,068        0.0%
    Raito Kogyo Co., Ltd.                                      3,300   34,972        0.0%
    Rakuten, Inc.                                             13,400  145,676        0.1%
    Recruit Holdings Co., Ltd.                                 4,900  151,390        0.1%
    Relo Holdings, Inc.                                          600   76,719        0.0%
    Rengo Co., Ltd.                                           14,000   76,235        0.0%
    Resona Holdings, Inc.                                     65,300  230,853        0.1%
    Resorttrust, Inc.                                            500   10,338        0.0%
    Ricoh Co., Ltd.                                           36,800  375,026        0.1%
    Ricoh Leasing Co., Ltd.                                      600   17,335        0.0%
    Riken Corp.                                                5,000   16,142        0.0%
    Ringer Hut Co., Ltd.                                       2,000   41,699        0.0%
    Rinnai Corp.                                               1,000   88,253        0.0%
    Riso Kagaku Corp.                                          2,800   43,679        0.0%
    Rohm Co., Ltd.                                             1,638   70,886        0.0%
    Rohto Pharmaceutical Co., Ltd.                             3,000   51,064        0.0%
    Roland DG Corp.                                              700   13,899        0.0%
    Round One Corp.                                            8,000   46,953        0.0%
    Royal Holdings Co., Ltd.                                   1,800   34,347        0.0%
    Ryobi, Ltd.                                                9,000   32,649        0.0%
    Ryoden Trading Co., Ltd.                                   2,000   11,661        0.0%
    Ryohin Keikaku Co., Ltd.                                     700  155,935        0.1%
    Ryosan Co., Ltd.                                           1,400   33,544        0.0%
#   S Foods, Inc.                                                600   14,283        0.0%
#   Sac's Bar Holdings, Inc.                                   1,600   20,308        0.0%
    Saibu Gas Co., Ltd.                                       11,000   27,170        0.0%
    Saizeriya Co., Ltd.                                        1,800   31,907        0.0%
    Sakai Chemical Industry Co., Ltd.                          7,000   19,263        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Sakata INX Corp.                                           3,000 $ 33,884        0.0%
    Sakata Seed Corp.                                          1,800   45,485        0.0%
    San-A Co., Ltd.                                            1,400   64,439        0.0%
    San-Ai Oil Co., Ltd.                                       4,000   28,034        0.0%
    Sanden Holdings Corp.                                      6,000   17,695        0.0%
    Sangetsu Co., Ltd.                                         2,000   35,843        0.0%
#   Sanken Electric Co., Ltd.                                  6,000   19,891        0.0%
    Sanki Engineering Co., Ltd.                                  600    4,719        0.0%
    Sankyo Tateyama, Inc.                                      1,400   19,378        0.0%
    Sankyu, Inc.                                              11,000   51,124        0.0%
    Sanoh Industrial Co., Ltd.                                 1,100    6,020        0.0%
#   Sanrio Co., Ltd.                                           2,600   51,118        0.0%
    Sanshin Electronics Co., Ltd.                              2,400   19,815        0.0%
    Santen Pharmaceutical Co., Ltd.                            9,400  134,717        0.1%
    Sanwa Holdings Corp.                                      11,400   88,452        0.0%
    Sanyo Chemical Industries, Ltd.                            3,000   23,168        0.0%
    Sanyo Denki Co., Ltd.                                      2,000    9,821        0.0%
    Sanyo Electric Railway Co., Ltd.                           7,000   32,555        0.0%
#   Sanyo Shokai, Ltd.                                         9,000   21,554        0.0%
    Sapporo Holdings, Ltd.                                    21,000  113,394        0.0%
    Sato Holdings Corp.                                          800   16,495        0.0%
    Sawada Holdings Co., Ltd.                                  1,300   12,856        0.0%
    Sawai Pharmaceutical Co., Ltd.                             1,500   96,630        0.0%
    SBI Holdings, Inc.                                        15,300  158,412        0.1%
    SCREEN Holdings Co., Ltd.                                 17,000  131,159        0.1%
    SCSK Corp.                                                 1,743   63,220        0.0%
    Secom Co., Ltd.                                            4,900  376,541        0.1%
    Sega Sammy Holdings, Inc.                                  8,300   90,373        0.0%
    Seibu Holdings, Inc.                                       2,900   61,181        0.0%
    Seikitokyu Kogyo Co., Ltd.                                   100      437        0.0%
    Seiko Epson Corp.                                         13,600  222,862        0.1%
    Seiko Holdings Corp.                                       7,000   26,219        0.0%
    Seino Holdings Co., Ltd.                                   7,800   79,275        0.0%
    Seiren Co., Ltd.                                           1,800   18,508        0.0%
    Sekisui Chemical Co., Ltd.                                29,300  366,193        0.1%
    Sekisui House, Ltd.                                       30,700  533,054        0.1%
    Sekisui Jushi Corp.                                        2,000   27,762        0.0%
    Sekisui Plastics Co., Ltd.                                 5,000   15,955        0.0%
    Senko Co., Ltd.                                            6,320   40,431        0.0%
    Senshu Ikeda Holdings, Inc.                               13,800   51,983        0.0%
#   Senshukai Co., Ltd.                                        1,600   10,977        0.0%
    Septeni Holdings Co., Ltd.                                   600   14,212        0.0%
    Seria Co., Ltd.                                            1,100   64,665        0.0%
    Seven & I Holdings Co., Ltd.                              13,800  563,073        0.2%
    Seven Bank, Ltd.                                          23,200   98,582        0.0%
#*  Sharp Corp.                                               91,000  123,858        0.1%
    Shibuya Corp.                                              1,400   16,556        0.0%
#   Shiga Bank, Ltd. (The)                                    14,000   60,847        0.0%
    Shikoku Bank, Ltd. (The)                                  17,000   33,057        0.0%
#   Shima Seiki Manufacturing, Ltd.                            1,700   27,892        0.0%
    Shimachu Co., Ltd.                                         2,900   67,494        0.0%
    Shimadzu Corp.                                            12,000  179,610        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Shimano, Inc.                                               1,900 $  272,596        0.1%
    Shimizu Bank, Ltd. (The)                                      500     10,540        0.0%
    Shimizu Corp.                                               6,000     53,777        0.0%
    Shin-Etsu Chemical Co., Ltd.                                4,100    229,636        0.1%
    Shindengen Electric Manufacturing Co., Ltd.                 6,000     21,650        0.0%
    Shinko Electric Industries Co., Ltd.                        4,200     23,328        0.0%
#   Shinko Plantech Co., Ltd.                                   2,900     22,064        0.0%
    Shinko Shoji Co., Ltd.                                      1,000      9,757        0.0%
    Shinmaywa Industries, Ltd.                                  4,000     27,412        0.0%
    Shinoken Group Co., Ltd.                                      300      5,999        0.0%
    Shinsei Bank, Ltd.                                         45,000     63,071        0.0%
    Shionogi & Co., Ltd.                                        2,100    107,189        0.0%
    Ship Healthcare Holdings, Inc.                              2,500     61,696        0.0%
    Shiseido Co., Ltd.                                         16,300    362,519        0.1%
    Shizuoka Bank, Ltd. (The)                                  15,000    111,176        0.0%
    Shizuoka Gas Co., Ltd.                                      6,500     44,310        0.0%
#   Shochiku Co., Ltd.                                          2,000     20,000        0.0%
    Showa Corp.                                                 1,800     15,629        0.0%
#   Showa Denko KK                                            107,000    111,328        0.0%
    Showa Sangyo Co., Ltd.                                      5,000     22,285        0.0%
    Showa Shell Sekiyu K.K.                                     9,600    100,183        0.0%
#   Siix Corp.                                                    600     17,725        0.0%
    Sinanen Holdings Co., Ltd.                                  4,000     15,367        0.0%
    Sinfonia Technology Co., Ltd.                              11,000     14,618        0.0%
    Sintokogio, Ltd.                                            4,000     33,821        0.0%
    SKY Perfect JSAT Holdings, Inc.                            11,300     60,154        0.0%
#   Skylark Co., Ltd.                                           5,300     67,374        0.0%
    SMC Corp.                                                     600    146,316        0.1%
    SMK Corp.                                                   2,000      8,154        0.0%
    SMS Co., Ltd.                                               2,000     37,110        0.0%
    Sodick Co., Ltd.                                            1,800     13,942        0.0%
    SoftBank Group Corp.                                       22,684  1,219,752        0.3%
    Sogo Medical Co., Ltd.                                        300      8,700        0.0%
#   Sohgo Security Services Co., Ltd.                             800     44,424        0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                        7,200    189,043        0.1%
    Sony Financial Holdings, Inc.                               4,600     56,869        0.0%
    Sotetsu Holdings, Inc.                                      3,000     19,266        0.0%
#   Sparx Group Co., Ltd.                                       7,000     13,438        0.0%
    Square Enix Holdings Co., Ltd.                              2,800     71,679        0.0%
    St Marc Holdings Co., Ltd.                                  1,200     32,462        0.0%
    Stanley Electric Co., Ltd.                                  2,800     56,930        0.0%
#   Star Micronics Co., Ltd.                                    3,000     34,446        0.0%
    Start Today Co., Ltd.                                       3,300    138,641        0.1%
    Starts Corp., Inc.                                          1,600     33,250        0.0%
    Starzen Co., Ltd.                                             300      8,700        0.0%
    Sugi Holdings Co., Ltd.                                     1,200     58,018        0.0%
    Sumco Corp.                                                14,000     88,657        0.0%
    Suminoe Textile Co., Ltd.                                   5,000     12,224        0.0%
    Sumitomo Bakelite Co., Ltd.                                14,000     57,784        0.0%
    Sumitomo Chemical Co., Ltd.                                98,231    443,987        0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                         2,200     28,320        0.0%
    Sumitomo Densetsu Co., Ltd.                                 2,100     25,829        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
JAPAN -- (Continued)
    Sumitomo Electric Industries, Ltd.                        33,900 $  407,805        0.1%
    Sumitomo Forestry Co., Ltd.                                9,900    114,298        0.0%
    Sumitomo Heavy Industries, Ltd.                           34,000    142,888        0.1%
    Sumitomo Metal Mining Co., Ltd.                            6,000     67,695        0.0%
    Sumitomo Mitsui Construction Co., Ltd.                    46,800     40,548        0.0%
    Sumitomo Mitsui Financial Group, Inc.                     37,900  1,140,475        0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      98,000    301,240        0.1%
    Sumitomo Real Estate Sales Co., Ltd.                         700     14,037        0.0%
    Sumitomo Realty & Development Co., Ltd.                    1,000     29,076        0.0%
    Sumitomo Riko Co., Ltd.                                    2,500     21,450        0.0%
    Sumitomo Rubber Industries, Ltd.                          10,200    155,280        0.1%
#   Sumitomo Seika Chemicals Co., Ltd.                         4,000     19,220        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         8,000     39,927        0.0%
#   Sun Frontier Fudousan Co., Ltd.                            1,300     12,020        0.0%
    Sundrug Co., Ltd.                                          1,500    106,584        0.0%
    Suntory Beverage & Food, Ltd.                              4,200    183,465        0.1%
    Suruga Bank, Ltd.                                          5,700    110,831        0.0%
    Suzuken Co., Ltd.                                          3,790    129,876        0.1%
    Suzuki Motor Corp.                                         9,200    252,113        0.1%
    Sysmex Corp.                                               6,500    406,505        0.1%
    T Hasegawa Co., Ltd.                                       1,500     24,605        0.0%
    T&D Holdings, Inc.                                        15,500    148,373        0.1%
    T&K Toka Co., Ltd.                                         1,000      8,138        0.0%
#   T-Gaia Corp.                                                 700      8,502        0.0%
    Tachi-S Co., Ltd.                                          1,500     20,564        0.0%
    Tadano, Ltd.                                               7,900     75,386        0.0%
    Taihei Dengyo Kaisha, Ltd.                                 3,000     24,651        0.0%
    Taiho Kogyo Co., Ltd.                                      1,600     17,355        0.0%
    Taikisha, Ltd.                                             1,200     27,397        0.0%
    Taiko Bank, Ltd. (The)                                     7,000     12,937        0.0%
    Taisei Corp.                                              33,000    225,243        0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.                     500     41,068        0.0%
    Taiyo Holdings Co., Ltd.                                   1,000     33,205        0.0%
    Taiyo Yuden Co., Ltd.                                      1,600     15,966        0.0%
    Takara Holdings, Inc.                                      4,000     34,040        0.0%
#   Takara Leben Co., Ltd.                                     5,500     34,989        0.0%
    Takara Standard Co., Ltd.                                  5,000     44,112        0.0%
    Takasago International Corp.                               1,500     33,433        0.0%
    Takasago Thermal Engineering Co., Ltd.                     3,000     37,362        0.0%
    Takashimaya Co., Ltd.                                     15,000    109,512        0.0%
#*  Takata Corp.                                               1,000      3,665        0.0%
#   Takeda Pharmaceutical Co., Ltd.                            9,200    439,409        0.1%
#   Takeei Corp.                                               3,000     27,140        0.0%
    Takeuchi Manufacturing Co., Ltd.                           3,300     49,221        0.0%
    Takiron Co., Ltd.                                          2,000      9,777        0.0%
#   Takuma Co., Ltd.                                           2,000     17,192        0.0%
#   Tamron Co., Ltd.                                           1,000     16,165        0.0%
    Tamura Corp.                                               4,000     10,768        0.0%
    TASAKI & Co., Ltd.                                         1,200     16,931        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  4,900     15,383        0.0%
    Tayca Corp.                                                3,000     13,291        0.0%
    TDK Corp.                                                  6,300    368,637        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    TDK Corp. Sponsored ADR                                    1,200 $ 69,216        0.0%
    TechnoPro Holdings, Inc.                                   2,900   80,564        0.0%
    Teijin, Ltd.                                              74,000  264,938        0.1%
#   Tekken Corp.                                               4,000    9,918        0.0%
    Temp Holdings Co., Ltd.                                   10,200  153,119        0.1%
    Terumo Corp.                                               7,800  296,519        0.1%
    THK Co., Ltd.                                              5,200  103,287        0.0%
    Toa Corp.(6894434)                                           900    9,025        0.0%
    Toa Corp.(6894508)                                        13,000   28,672        0.0%
    TOA ROAD Corp.                                             3,000    9,960        0.0%
    Toagosei Co., Ltd.                                         6,500   58,620        0.0%
#   Tobishima Corp.                                           13,200   21,691        0.0%
    TOC Co., Ltd.                                              2,800   22,181        0.0%
    Tocalo Co., Ltd.                                             600   10,793        0.0%
    Tochigi Bank, Ltd. (The)                                   5,000   19,268        0.0%
    Toda Corp.                                                11,000   51,276        0.0%
    Toei Co., Ltd.                                             5,000   38,749        0.0%
    Toenec Corp.                                               4,000   25,671        0.0%
    Toho Bank, Ltd. (The)                                     12,000   39,873        0.0%
    Toho Co., Ltd.(6895200)                                    1,700   43,087        0.0%
    Toho Co., Ltd.(6895211)                                      200    4,462        0.0%
    Toho Gas Co., Ltd.                                        26,000  177,521        0.1%
#   Toho Holdings Co., Ltd.                                    2,900   67,092        0.0%
    Tokai Carbon Co., Ltd.                                     1,000    2,620        0.0%
    Tokai Corp/Gifu                                              900   25,831        0.0%
    TOKAI Holdings Corp.                                       4,600   25,779        0.0%
    Tokai Rika Co., Ltd.                                       2,800   51,844        0.0%
    Tokai Tokyo Financial Holdings, Inc.                       8,700   45,091        0.0%
    Token Corp.                                                  620   48,558        0.0%
    Tokio Marine Holdings, Inc.                               15,700  513,743        0.1%
    Tokushu Tokai Paper Co., Ltd.                              4,000   12,738        0.0%
#*  Tokuyama Corp.                                            18,000   28,506        0.0%
    Tokyo Broadcasting System Holdings, Inc.                   2,800   38,512        0.0%
    Tokyo Dome Corp.                                           8,000   34,080        0.0%
    Tokyo Electron, Ltd.                                       7,900  522,128        0.1%
    Tokyo Energy & Systems, Inc.                               2,000   14,986        0.0%
    Tokyo Gas Co., Ltd.                                       68,000  300,130        0.1%
    Tokyo Ohka Kogyo Co., Ltd.                                 2,000   55,919        0.0%
    Tokyo Rope Manufacturing Co., Ltd.                         7,000    9,601        0.0%
    Tokyo Seimitsu Co., Ltd.                                   2,100   43,549        0.0%
    Tokyo Tatemono Co., Ltd.                                   6,200   81,862        0.0%
    Tokyo TY Financial Group, Inc.                             1,485   37,789        0.0%
    Tokyotokeiba Co., Ltd.                                     5,000   10,045        0.0%
    Tokyu Construction Co., Ltd.                               4,800   39,370        0.0%
    Tokyu Corp.                                                8,765   75,966        0.0%
    Tokyu Fudosan Holdings Corp.                              24,900  169,288        0.1%
    TOMONY Holdings, Inc.                                      8,700   24,753        0.0%
#   Tomy Co., Ltd.                                             7,000   49,311        0.0%
    Tonami Holdings Co., Ltd.                                  3,000    7,681        0.0%
    TonenGeneral Sekiyu K.K.                                  14,000  132,604        0.1%
#   Topcon Corp.                                               6,000   73,858        0.0%
    Toppan Forms Co., Ltd.                                     4,300   47,295        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
JAPAN -- (Continued)
    Toppan Printing Co., Ltd.                                 19,000 $  162,457        0.1%
    Topre Corp.                                                2,800     55,125        0.0%
    Toray Industries, Inc.                                    42,107    351,710        0.1%
    Toridoll.corp                                              1,400     24,329        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                     1,100     10,451        0.0%
    Tosei Corp.                                                1,700     11,904        0.0%
*   Toshiba Corp.                                             86,000    181,886        0.1%
    Toshiba Machine Co., Ltd.                                  8,000     23,832        0.0%
#   Toshiba Plant Systems & Services Corp.                     2,000     24,733        0.0%
    Toshiba TEC Corp.                                         13,000     49,100        0.0%
    Totetsu Kogyo Co., Ltd.                                    1,300     37,871        0.0%
    TOTO, Ltd.                                                 5,500    186,504        0.1%
    Towa Bank, Ltd. (The)                                     35,000     28,688        0.0%
    Towa Corp.                                                 2,800     17,856        0.0%
    Towa Pharmaceutical Co., Ltd.                                600     27,573        0.0%
    Toyo Construction Co., Ltd.                                2,700     11,545        0.0%
    Toyo Engineering Corp.                                     4,000     10,910        0.0%
    Toyo Ink SC Holdings Co., Ltd.                            10,000     39,839        0.0%
#   Toyo Kanetsu K.K.                                          8,000     16,651        0.0%
    Toyo Kohan Co., Ltd.                                       3,000      9,439        0.0%
    Toyo Securities Co., Ltd.                                  4,000      9,261        0.0%
    Toyo Seikan Group Holdings, Ltd.                           4,900     96,602        0.0%
    Toyo Suisan Kaisha, Ltd.                                     400     14,127        0.0%
    Toyo Tanso Co., Ltd.                                       1,200     15,331        0.0%
    Toyo Tire & Rubber Co., Ltd.                               6,000     89,734        0.0%
    Toyobo Co., Ltd.                                          52,227     88,752        0.0%
    Toyoda Gosei Co., Ltd.                                     5,200     95,882        0.0%
    Toyota Boshoku Corp.                                       5,400    100,460        0.0%
    Toyota Industries Corp.                                      600     26,033        0.0%
    Toyota Motor Corp.                                        49,755  2,522,066        0.6%
    Toyota Motor Corp. Sponsored ADR                          13,028  1,324,948        0.3%
    Toyota Tsusho Corp.                                       10,900    246,715        0.1%
    TPR Co., Ltd.                                              1,400     35,282        0.0%
    Trancom Co., Ltd.                                            800     47,443        0.0%
    Transcosmos, Inc.                                          1,400     36,937        0.0%
    Trend Micro, Inc.                                          3,100    117,565        0.0%
    Trusco Nakayama Corp.                                        400     15,894        0.0%
    TS Tech Co., Ltd.                                          3,400     77,653        0.0%
    TSI Holdings Co., Ltd.                                     9,100     58,031        0.0%
    Tsubakimoto Chain Co.                                      7,000     45,651        0.0%
#   Tsugami Corp.                                              4,000     16,683        0.0%
    Tsukishima Kikai Co., Ltd.                                 1,300     10,869        0.0%
#   Tsukuba Bank, Ltd.                                         5,900     15,428        0.0%
    Tsukui Corp.                                               4,000     48,648        0.0%
    Tsumura & Co.                                              2,300     59,186        0.0%
    Tsuruha Holdings, Inc.                                     1,200    115,099        0.0%
    Tsurumi Manufacturing Co., Ltd.                            1,900     25,229        0.0%
    TV Asahi Holdings Corp.                                    1,400     23,250        0.0%
    Tv Tokyo Holdings Corp.                                      700     12,137        0.0%
    UKC Holdings Corp.                                           600     10,653        0.0%
    Ulvac, Inc.                                                4,200    128,779        0.1%
    Unicharm Corp.                                            12,400    256,321        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Unipres Corp.                                              2,700 $ 47,512        0.0%
    United Arrows, Ltd.                                        1,600   64,291        0.0%
    United Super Markets Holdings, Inc.                        2,700   24,899        0.0%
#   Universal Entertainment Corp.                              1,200   19,048        0.0%
    Unizo Holdings Co., Ltd.                                     700   29,642        0.0%
    UNY Group Holdings Co., Ltd.                               7,400   54,003        0.0%
*   Usen Corp.                                                 9,900   34,032        0.0%
    Ushio, Inc.                                                7,000   95,206        0.0%
    USS Co., Ltd.                                              3,700   58,528        0.0%
    Valor Holdings Co., Ltd.                                   2,300   55,420        0.0%
    Vital KSK Holdings, Inc.                                   1,000    8,527        0.0%
    VT Holdings Co., Ltd.                                      6,800   34,358        0.0%
    Wacoal Holdings Corp.                                      7,000   84,401        0.0%
    Wacom Co., Ltd.                                            7,400   30,762        0.0%
    Wakita & Co., Ltd.                                         2,800   19,428        0.0%
#   Warabeya Nichiyo Co., Ltd.                                 1,000   18,701        0.0%
#   WATAMI Co., Ltd.                                           1,700   16,125        0.0%
#   Welcia Holdings Co., Ltd.                                  1,100   58,105        0.0%
    West Japan Railway Co.                                     2,900  175,062        0.1%
    Xebio Holdings Co., Ltd.                                   1,700   27,116        0.0%
    Yahagi Construction Co., Ltd.                              3,600   25,610        0.0%
    Yahoo Japan Corp.                                         13,500   60,391        0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                        200    1,876        0.0%
#   Yakult Honsha Co., Ltd.                                    1,300   64,442        0.0%
    YAMABIKO Corp.                                             2,800   19,875        0.0%
#   Yamada Denki Co., Ltd.                                    20,300  102,196        0.0%
#   Yamagata Bank, Ltd. (The)                                 10,000   36,352        0.0%
    Yamaguchi Financial Group, Inc.                           10,000   92,948        0.0%
    Yamaha Corp.                                               3,800  109,060        0.0%
    Yamaha Motor Co., Ltd.                                     8,200  134,220        0.1%
#   Yamaichi Electronics Co., Ltd.                             3,500   17,379        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            9,000   33,329        0.0%
    Yamato Holdings Co., Ltd.                                  3,400   68,574        0.0%
    Yamazaki Baking Co., Ltd.                                  2,000   47,346        0.0%
    Yamazen Corp.                                              3,900   30,483        0.0%
    Yaoko Co., Ltd.                                              700   30,957        0.0%
    Yaskawa Electric Corp.                                    18,500  216,659        0.1%
    Yasuda Logistics Corp.                                     1,500    9,688        0.0%
    Yellow Hat, Ltd.                                             400    8,186        0.0%
#   Yokogawa Bridge Holdings Corp.                             2,300   20,742        0.0%
    Yokogawa Electric Corp.                                   17,100  183,726        0.1%
#   Yokohama Reito Co., Ltd.                                   3,900   38,131        0.0%
    Yokohama Rubber Co., Ltd. (The)                            5,500   92,205        0.0%
    Yondenko Corp.                                             2,000    7,658        0.0%
    Yondoshi Holdings, Inc.                                      900   21,758        0.0%
    Yorozu Corp.                                                 900   18,009        0.0%
    Yoshinoya Holdings Co., Ltd.                               1,500   19,062        0.0%
    Yuasa Trading Co., Ltd.                                    1,500   33,709        0.0%
#   Yumeshin Holdings Co., Ltd.                                1,700    9,785        0.0%
    Yurtec Corp.                                               3,000   21,545        0.0%
    Yusen Logistics Co., Ltd.                                    800    9,412        0.0%
    Zenkoku Hosho Co., Ltd.                                    1,800   63,304        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
#   Zenrin Co., Ltd.                                              600 $    12,823        0.0%
    Zensho Holdings Co., Ltd.                                   5,600      71,203        0.0%
    Zeon Corp.                                                 11,000      78,157        0.0%
    ZERIA Pharmaceutical Co., Ltd.                              1,100      13,714        0.0%
#   Zojirushi Corp.                                             1,400      20,883        0.0%
                                                                      -----------       ----
TOTAL JAPAN                                                            91,457,855       21.4%
                                                                      -----------       ----
NETHERLANDS -- (3.2%)
    Aalberts Industries NV                                      7,120     244,348        0.1%
    Accell Group                                                1,811      38,380        0.0%
    Aegon NV                                                   81,799     470,290        0.1%
    Akzo Nobel NV                                              18,148   1,289,354        0.3%
    AMG Advanced Metallurgical Group NV                         3,569      38,906        0.0%
    Amsterdam Commodities NV                                    1,121      30,255        0.0%
    APERAM SA                                                   4,634     182,429        0.1%
#   Arcadis NV                                                  5,092      87,281        0.0%
    ASM International NV                                        3,840     156,855        0.0%
    ASML Holding NV(B929F46)                                    1,373     132,700        0.0%
    ASML Holding NV(B908F01)                                    3,404     328,826        0.1%
    BE Semiconductor Industries NV                              1,352      40,727        0.0%
    Beter Bed Holding NV                                          515      12,507        0.0%
    BinckBank NV                                                5,442      32,070        0.0%
    Boskalis Westminster                                        1,348      56,216        0.0%
    Brunel International NV                                     2,332      52,564        0.0%
    Corbion NV                                                  5,493     140,307        0.0%
#   Delta Lloyd NV                                             22,620     115,393        0.0%
*   Fugro NV                                                    7,041     143,411        0.0%
    Gemalto NV                                                  4,333     281,653        0.1%
*   Heijmans NV                                                 1,353      12,763        0.0%
#   Heineken NV                                                 4,764     446,993        0.1%
    Hunter Douglas NV                                             235      11,841        0.0%
    IMCD Group NV                                               1,849      74,801        0.0%
    ING Groep NV                                               17,277     211,702        0.1%
    ING Groep NV Sponsored ADR                                 59,370     728,470        0.2%
    KAS Bank NV                                                   625       6,503        0.0%
    Kendrion NV                                                 1,050      25,697        0.0%
    Koninklijke Ahold NV                                       44,439     967,630        0.2%
    Koninklijke BAM Groep NV                                   18,659      89,815        0.0%
    Koninklijke DSM NV                                         12,466     765,120        0.2%
#   Koninklijke KPN NV                                        211,715     831,966        0.2%
    Koninklijke Philips NV(500472303)                          15,186     417,767        0.1%
    Koninklijke Philips NV(5986622)                            23,239     638,575        0.2%
    Koninklijke Vopak NV                                        6,798     369,602        0.1%
    Nederland Apparatenfabriek                                    620      21,642        0.0%
    NN Group NV                                                 7,909     274,541        0.1%
*   PostNL NV                                                  32,739     143,309        0.0%
    Randstad Holding NV                                         6,844     367,772        0.1%
#   RELX NV                                                    44,774     751,916        0.2%
    RELX NV Sponsored ADR                                       8,127     136,530        0.0%
    SBM Offshore NV                                             2,128      28,503        0.0%
    Sligro Food Group NV                                        1,948      77,663        0.0%
    Telegraaf Media Groep NV                                      581       2,455        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
#   TKH Group NV                                                2,234 $    88,324        0.0%
*   TNT Express NV                                              8,337      75,681        0.0%
*   TomTom NV                                                   4,250      38,721        0.0%
    Unilever NV(904784709)                                     46,249   2,035,881        0.5%
#   Unilever NV(B12T3J1)                                        7,323     318,985        0.1%
    USG People NV                                               1,366      27,268        0.0%
    Van Lanschot NV                                               450       9,558        0.0%
    Wessanen                                                    4,831      49,861        0.0%
    Wolters Kluwer NV                                          19,600     746,615        0.2%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      14,668,942        3.4%
                                                                      -----------        ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                          20,453      25,157        0.0%
    Auckland International Airport, Ltd.                       19,632      84,217        0.1%
    Chorus, Ltd.                                               24,010      66,999        0.0%
    Chorus, Ltd. ADR                                              880      12,056        0.0%
    EBOS Group, Ltd.                                            4,041      45,008        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     31,460     200,782        0.1%
    Fletcher Building, Ltd.(6341606)                           13,458      78,234        0.0%
    Fletcher Building, Ltd.(6341617)                            1,711       9,875        0.0%
    Freightways, Ltd.                                           8,232      38,011        0.0%
#   Heartland Bank, Ltd.                                       24,551      20,715        0.0%
    Infratil, Ltd.                                             32,492      73,456        0.0%
    Kathmandu Holdings, Ltd.                                    8,976       9,952        0.0%
#   Mainfreight, Ltd.                                           3,422      39,142        0.0%
    Meridian Energy, Ltd.                                       7,692      14,208        0.0%
    Metlifecare, Ltd.                                           6,336      23,108        0.0%
#   Mighty River Power, Ltd.                                   43,822      92,469        0.1%
#   New Zealand Refining Co., Ltd. (The)                        7,267      15,158        0.0%
    Nuplex Industries, Ltd.                                     2,682       9,854        0.0%
    Port of Tauranga, Ltd.                                      1,623      21,204        0.0%
    Restaurant Brands New Zealand, Ltd.                         3,600      12,677        0.0%
    Ryman Healthcare, Ltd.                                      2,962      18,464        0.0%
    SKY Network Television, Ltd.                               17,481      64,886        0.0%
    SKYCITY Entertainment Group, Ltd.                          23,250      79,320        0.0%
#   Spark New Zealand, Ltd.                                   142,711     369,017        0.1%
    Steel & Tube Holdings, Ltd.                                 4,051       6,328        0.0%
    Summerset Group Holdings, Ltd.                             14,795      45,821        0.0%
    Trade Me Group, Ltd.                                       22,101      70,287        0.0%
#   TrustPower, Ltd.                                            3,375      18,256        0.0%
    Vector, Ltd.                                               11,011      25,764        0.0%
    Warehouse Group, Ltd. (The)                                 5,791      11,148        0.0%
*   Xero, Ltd.                                                  1,440      16,458        0.0%
                                                                      -----------        ---
TOTAL NEW ZEALAND                                                       1,618,031        0.4%
                                                                      -----------        ---
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                             41,376      28,866        0.0%
    AF Gruppen ASA                                              1,030      16,887        0.0%
#*  Akastor ASA                                                21,251      29,511        0.0%
#   Aker ASA Class A                                              951      19,604        0.0%
*   Aker Solutions ASA                                         21,896      83,704        0.0%
    American Shipping Co. ASA                                   3,443      11,765        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
NORWAY -- (Continued)
    Atea ASA                                                     10,236 $   96,035        0.0%
    Austevoll Seafood ASA                                         5,066     42,620        0.0%
    Bakkafrost P/F                                                1,935     68,450        0.0%
    Borregaard ASA                                                3,738     27,978        0.0%
    BW LPG, Ltd.                                                  2,364     14,207        0.0%
    BW Offshore, Ltd.                                            28,042      6,111        0.0%
*   Det Norske Oljeselskap ASA                                    2,132     18,968        0.0%
#   DNB ASA                                                      39,317    503,117        0.1%
    Ekornes ASA                                                     454      5,299        0.0%
    Farstad Shipping ASA                                            124        200        0.0%
*   Fred Olsen Energy ASA                                         3,684     15,873        0.0%
    Gjensidige Forsikring ASA                                     7,125    121,985        0.1%
    Golar LNG, Ltd.                                                 568      9,417        0.0%
#*  Hexagon Composites ASA                                        6,571     20,072        0.0%
*   Kongsberg Automotive ASA                                     23,789     19,278        0.0%
#   Kongsberg Gruppen ASA                                         1,943     32,575        0.0%
    Kvaerner ASA                                                 37,738     37,424        0.0%
    Leroy Seafood Group ASA                                       1,974     96,341        0.0%
    Marine Harvest ASA                                            9,669    150,706        0.1%
#*  Nordic Semiconductor ASA                                     13,537     78,738        0.0%
*   Norske Skogindustrier ASA                                     2,500        692        0.0%
#   Ocean Yield ASA                                               3,191     21,583        0.0%
#   Opera Software ASA                                            2,172     17,744        0.0%
#   Orkla ASA                                                    13,701    119,609        0.0%
#   Petroleum Geo-Services ASA                                   17,151     60,478        0.0%
#   Prosafe SE                                                   16,084      9,689        0.0%
    Protector Forsikring ASA                                      5,830     57,002        0.0%
    Salmar ASA                                                    2,031     50,464        0.0%
#   Schibsted ASA Class A                                         2,038     59,397        0.0%
*   Schibsted ASA Class B                                         4,870    138,572        0.1%
    SpareBank 1 SMN                                               2,099     12,906        0.0%
    SpareBank 1 SR-Bank ASA                                       6,486     31,598        0.0%
*   Storebrand ASA                                               57,786    244,737        0.1%
#*  Subsea 7 SA                                                  15,884    145,739        0.1%
    TGS Nopec Geophysical Co. ASA                                20,837    347,636        0.1%
    Tomra Systems ASA                                             4,410     51,229        0.0%
    Veidekke ASA                                                  5,045     69,218        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           1,249     23,408        0.0%
    XXL ASA                                                       4,315     52,076        0.0%
                                                                        ----------        ---
TOTAL NORWAY                                                             3,069,508        0.7%
                                                                        ----------        ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 6,485     25,263        0.0%
*   Banco BPI SA                                                 45,254     56,712        0.0%
#*  Banco Comercial Portugues SA Class R                      1,071,296     47,596        0.0%
*   Banco Espirito Santo SA                                      18,689         --        0.0%
    CTT-Correios de Portugal SA                                  14,273    131,986        0.1%
    EDP Renovaveis SA                                            14,395    112,214        0.0%
    Galp Energia SGPS SA                                          7,167     98,471        0.0%
    Jeronimo Martins SGPS SA                                     20,990    343,656        0.1%
#   Mota-Engil SGPS SA                                            4,412      9,135        0.0%
    Navigator Co SA (The)                                        16,903     60,316        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
PORTUGAL -- (Continued)
    NOS SGPS SA                                                16,713 $  119,834        0.1%
#   REN - Redes Energeticas Nacionais SGPS SA                  21,562     64,666        0.0%
    Semapa-Sociedade de Investimento e Gestao                   1,145     14,513        0.0%
    Sonae SGPS SA                                              62,893     69,844        0.0%
                                                                      ----------        ---
TOTAL PORTUGAL                                                         1,154,206        0.3%
                                                                      ----------        ---
SINGAPORE -- (0.9%)
    Banyan Tree Holdings, Ltd.                                 47,000     17,279        0.0%
*   Boustead Projects, Ltd.                                     5,100      2,437        0.0%
    Boustead Singapore, Ltd.                                   50,700     29,357        0.0%
    Bukit Sembawang Estates, Ltd.                               5,000     16,520        0.0%
*   Bund Center Investment, Ltd.                               21,000      2,799        0.0%
    CapitaLand, Ltd.                                           53,600    123,464        0.1%
    China Merchants Holdings Pacific, Ltd.                     26,400     16,782        0.0%
    Chip Eng Seng Corp., Ltd.                                  45,000     23,733        0.0%
    City Developments, Ltd.                                    17,000    105,151        0.0%
    ComfortDelGro Corp., Ltd.                                  81,000    173,607        0.1%
#*  COSCO Corp. Singapore, Ltd.                                21,000      5,278        0.0%
    CSE Global, Ltd.                                           38,000     12,109        0.0%
#   CWT, Ltd.                                                  21,000     32,293        0.0%
    Dairy Farm International Holdings, Ltd.                     9,700     66,886        0.0%
    DBS Group Holdings, Ltd.                                   18,591    210,284        0.1%
*   Del Monte Pacific, Ltd.                                    92,600     20,552        0.0%
#*  Ezion Holdings, Ltd.                                      160,600     65,316        0.0%
*   Ezra Holdings, Ltd.                                       280,402     21,113        0.0%
    First Resources, Ltd.                                      33,000     46,640        0.0%
    Frasers Centrepoint, Ltd.                                   9,000     11,161        0.0%
    Genting Singapore P.L.C.                                   36,500     22,032        0.0%
    GL, Ltd.                                                   20,300     13,794        0.0%
    Global Logistic Properties, Ltd.                           42,300     59,983        0.0%
*   GMG Global, Ltd.                                           30,400     13,781        0.0%
    Golden Agri-Resources, Ltd.                               176,100     52,240        0.0%
    Great Eastern Holdings, Ltd.                                2,000     33,222        0.0%
    GuocoLand, Ltd.                                            17,666     24,308        0.0%
    Ho Bee Land, Ltd.                                          17,000     27,901        0.0%
    Hongkong Land Holdings, Ltd.                               11,500     72,849        0.0%
    Hutchison Port Holdings Trust                             263,600    117,020        0.1%
    Hyflux, Ltd.                                               26,000     11,944        0.0%
    Indofood Agri Resources, Ltd.                              18,000      7,145        0.0%
    k1 Ventures, Ltd.                                           4,200      2,749        0.0%
    Keppel Corp., Ltd.                                         53,800    214,997        0.1%
    Keppel Infrastructure Trust                                82,785     30,161        0.0%
    Keppel Telecommunications & Transportation, Ltd.            3,000      3,020        0.0%
    Lian Beng Group, Ltd.                                      30,000     10,574        0.0%
    M1, Ltd.                                                   24,100     44,198        0.0%
    Mandarin Oriental International, Ltd.                       6,800     10,182        0.0%
    Metro Holdings, Ltd.                                       30,100     22,588        0.0%
    Midas Holdings, Ltd.                                       71,000     15,021        0.0%
*   Nam Cheong, Ltd.                                           80,000      5,336        0.0%
    NSL, Ltd.                                                   2,000      2,243        0.0%
    Olam International, Ltd.                                   22,900     28,050        0.0%
    OSIM International, Ltd.                                   15,000     15,455        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SINGAPORE -- (Continued)
    OUE, Ltd.                                                   2,800 $    3,474        0.0%
    Oversea-Chinese Banking Corp., Ltd.                        54,686    355,245        0.1%
    Oxley Holdings, Ltd.                                       33,700     11,003        0.0%
    Pacc Offshore Services Holdings, Ltd.                      40,700     11,320        0.0%
#   Petra Foods, Ltd.                                          28,200     51,735        0.0%
    Raffles Education Corp., Ltd.                               5,310        867        0.0%
    Raffles Medical Group, Ltd.                                13,144     45,878        0.0%
    Religare Health Trust                                      15,400     11,782        0.0%
    SATS, Ltd.                                                 32,460     98,848        0.0%
    SembCorp Marine, Ltd.                                      53,500     66,099        0.0%
    Sheng Siong Group, Ltd.                                    39,700     26,246        0.0%
    SIA Engineering Co., Ltd.                                   9,700     27,322        0.0%
*   SIIC Environment Holdings, Ltd.                            50,000     25,937        0.0%
    Sinarmas Land, Ltd.                                       101,700     35,451        0.0%
    Singapore Exchange, Ltd.                                   17,500     97,677        0.0%
    Singapore Post, Ltd.                                       84,000     97,840        0.0%
    Singapore Press Holdings, Ltd.                             38,400    115,592        0.1%
    Singapore Technologies Engineering, Ltd.                   52,200    124,602        0.1%
    Singapore Telecommunications, Ltd.                        160,900    460,237        0.1%
    SMRT Corp., Ltd.                                           23,800     27,025        0.0%
    Stamford Land Corp., Ltd.                                  32,000     12,368        0.0%
    StarHub, Ltd.                                              24,700     60,675        0.0%
    Super Group, Ltd.                                          18,000     12,932        0.0%
#*  Swiber Holdings, Ltd.                                      50,250      7,082        0.0%
    Tat Hong Holdings, Ltd.                                    24,000     10,685        0.0%
    United Engineers, Ltd.                                     25,400     44,067        0.0%
    United Industrial Corp., Ltd.                              35,700     76,870        0.0%
    United Overseas Bank, Ltd.                                 16,359    225,437        0.1%
    UOB-Kay Hian Holdings, Ltd.                                11,000     11,287        0.0%
    UOL Group, Ltd.                                            14,451     65,806        0.0%
#*  Vard Holdings, Ltd.                                        23,000      3,099        0.0%
    Venture Corp., Ltd.                                        10,600     65,917        0.0%
    Wheelock Properties Singapore, Ltd.                        12,900     14,888        0.0%
    Wilmar International, Ltd.                                 30,400     83,508        0.0%
    Wing Tai Holdings, Ltd.                                    16,910     23,538        0.0%
*   Yongnam Holdings, Ltd.                                     28,250      7,329        0.0%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        4,283,222        1.0%
                                                                      ----------        ---
SPAIN -- (2.9%)
    Abertis Infraestructuras SA                                15,813    266,962        0.1%
    Acciona SA                                                  3,011    241,637        0.1%
    Acerinox SA                                                11,571    137,102        0.0%
    ACS Actividades de Construccion y Servicios SA              7,899    261,983        0.1%
    Adveo Group International SA                                  590      3,105        0.0%
*   Aena SA                                                        93     13,286        0.0%
    Almirall SA                                                 3,589     59,082        0.0%
    Amadeus IT Holding SA Class A                              20,013    912,600        0.2%
    Applus Services SA                                          8,134     75,262        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                6,135     80,120        0.0%
    Banco Bilbao Vizcaya Argentaria SA                         36,845    253,189        0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR           94,554    651,479        0.2%
    Banco de Sabadell SA(B1X8QN2)                             308,775    591,639        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SPAIN -- (Continued)
    Banco de Sabadell SA(BYXHFS8)                               8,973 $   17,148        0.0%
    Banco Popular Espanol SA                                   76,851    209,547        0.1%
    Banco Santander SA                                        328,211  1,666,760        0.4%
    Banco Santander SA Sponsored ADR                           95,174    478,726        0.1%
    Bankia SA                                                 106,115     98,987        0.0%
    Bankinter SA                                               40,218    306,976        0.1%
*   Baron de Ley                                                  128     14,969        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                        4,251    144,134        0.0%
    CaixaBank SA                                               89,147    269,109        0.1%
*   Caja de Ahorros del Mediterraneo                              233         --        0.0%
*   Cementos Portland Valderrivas SA                              155      1,082        0.0%
    Cia de Distribucion Integral Logista Holdings SA            1,582     34,881        0.0%
    Cie Automotive SA                                           3,972     71,870        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                  77     25,014        0.0%
    Distribuidora Internacional de Alimentacion SA             36,581    203,550        0.1%
    Ebro Foods SA                                               1,697     38,505        0.0%
    Elecnor SA                                                      3         27        0.0%
    Enagas SA                                                  19,662    600,279        0.1%
    Faes Farma SA                                               8,588     27,064        0.0%
    Ferrovial SA                                                9,807    211,587        0.1%
    Gamesa Corp. Tecnologica SA                                16,940    334,530        0.1%
    Gas Natural SDG SA                                          7,939    165,552        0.0%
    Grifols SA                                                 12,668    276,203        0.1%
    Grupo Catalana Occidente SA                                 2,622     83,180        0.0%
    Iberdrola SA                                              124,631    887,216        0.2%
*   Indra Sistemas SA                                           3,186     37,415        0.0%
*   Inmobiliaria Colonial SA                                   82,553     63,419        0.0%
    Laboratorios Farmaceuticos Rovi SA                          1,523     25,732        0.0%
*   Liberbank SA                                               20,113     24,230        0.0%
    Mapfre SA                                                  83,979    213,632        0.1%
    Mediaset Espana Comunicacion SA                            13,177    171,576        0.0%
    Melia Hotels International SA                               3,189     40,239        0.0%
*   NH Hotel Group SA                                           8,316     40,139        0.0%
    Obrascon Huarte Lain SA                                     7,119     50,594        0.0%
    Papeles y Cartones de Europa SA                             4,138     25,671        0.0%
*   Pescanova SA                                                1,279         --        0.0%
*   Promotora de Informaciones SA Class A                       4,928     34,949        0.0%
    Prosegur Cia de Seguridad SA                               19,371    112,212        0.0%
*   Realia Business SA                                         12,564     15,911        0.0%
    Red Electrica Corp. SA                                      4,855    434,203        0.1%
    Repsol SA                                                  12,433    163,821        0.0%
    Sacyr SA                                                   27,798     59,372        0.0%
    Tecnicas Reunidas SA                                        1,644     55,417        0.0%
    Telefonica SA                                             108,260  1,184,281        0.3%
    Telefonica SA Sponsored ADR                                23,967    261,480        0.1%
    Tubacex SA                                                  5,015     13,093        0.0%
    Tubos Reunidos SA                                           1,662      1,352        0.0%
    Vidrala SA                                                  1,032     61,477        0.0%
    Viscofan SA                                                 2,065    116,008        0.0%
*   Vocento SA                                                    844      1,340        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SPAIN -- (Continued)
    Zardoya Otis SA                                           11,985 $   127,351        0.0%
                                                                     -----------        ---
TOTAL SPAIN                                                           13,049,256        3.0%
                                                                     -----------        ---
SWEDEN -- (3.4%)
    AAK AB                                                     1,283      97,034        0.0%
    Acando AB                                                 12,563      26,909        0.0%
*   AddLife AB(BYZ0FM9)                                          742       9,372        0.0%
    AddLife AB(BYSZWX1)                                          185       2,338        0.0%
    AddTech AB Class B                                         2,966      37,287        0.0%
    AF AB Class B                                              3,170      54,373        0.0%
    Alfa Laval AB                                             10,952     172,802        0.0%
#   Assa Abloy AB Class B                                     23,253     488,598        0.1%
    Atlas Copco AB Class A                                    18,682     483,999        0.1%
    Atlas Copco AB Class B                                    10,812     259,768        0.1%
#   Atrium Ljungberg AB Class B                                2,034      32,245        0.0%
    Avanza Bank Holding AB                                     1,203      47,305        0.0%
#   Axfood AB                                                  7,450     138,133        0.0%
    B&B Tools AB Class B                                       2,281      45,901        0.0%
    Beijer Alma AB                                             1,735      40,965        0.0%
    Beijer Ref AB Class B                                        522      11,838        0.0%
    Betsson AB                                                 3,966      53,683        0.0%
    Bilia AB Class A                                           3,152      75,491        0.0%
    BillerudKorsnas AB                                        15,466     240,517        0.1%
    BioGaia AB Class B                                           462      11,698        0.0%
    Bjorn Borg AB                                                385       1,637        0.0%
    Boliden AB                                                23,564     412,142        0.1%
#   Bulten AB                                                  2,524      24,115        0.0%
    Bure Equity AB                                             4,798      41,848        0.0%
    Byggmax Group AB                                           3,589      29,080        0.0%
    Castellum AB                                               1,653      26,479        0.0%
    Clas Ohlson AB Class B                                     2,302      46,479        0.0%
    Cloetta AB Class B                                         6,574      22,127        0.0%
    Com Hem Holding AB                                         5,941      52,732        0.0%
    Concentric AB                                              1,936      21,944        0.0%
*   Doro AB                                                    4,193      38,136        0.0%
    Duni AB                                                    2,923      42,565        0.0%
    Electrolux AB Series B                                     8,615     250,349        0.1%
#   Elekta AB Class B                                         23,332     170,633        0.0%
#*  Eniro AB                                                  10,524         937        0.0%
    Fabege AB                                                  7,102     118,599        0.0%
#*  Fingerprint Cards AB Class B                               4,125     247,372        0.1%
    Getinge AB Class B                                        14,779     312,999        0.1%
    Gunnebo AB                                                 1,977      10,901        0.0%
    Haldex AB                                                  3,031      25,694        0.0%
    Hemfosa Fastigheter AB                                     4,664      48,655        0.0%
    Hennes & Mauritz AB Class B                               24,420     869,605        0.2%
    Hexagon AB Class B                                         7,616     304,219        0.1%
    Hexpol AB                                                 17,026     176,209        0.1%
    HIQ International AB                                       2,384      14,935        0.0%
    Holmen AB Class B                                          5,213     179,757        0.1%
    Hufvudstaden AB Class A                                      111       1,723        0.0%
    Husqvarna AB Class A                                       3,992      31,821        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SWEDEN -- (Continued)
    Husqvarna AB Class B                                      27,614 $220,394        0.1%
#   ICA Gruppen AB                                             3,806  125,137        0.0%
#   Indutrade AB                                               1,791  100,492        0.0%
*   Infant Bacterial Therapeutics AB                              46      354        0.0%
    Intrum Justitia AB                                         3,528  126,819        0.0%
    Inwido AB                                                  2,213   27,880        0.0%
    ITAB Shop Concept AB Class B                                 431   13,393        0.0%
#   JM AB                                                      4,593  132,865        0.0%
    KappAhl AB                                                 5,248   21,805        0.0%
    Klovern AB Class B                                        13,548   15,922        0.0%
    Kungsleden AB                                              6,798   46,795        0.0%
    Lagercrantz Group AB Class B                               1,440   13,312        0.0%
    Lindab International AB                                    3,650   29,081        0.0%
    Loomis AB Class B                                          3,406   94,609        0.0%
*   Lundin Petroleum AB                                       10,447  196,004        0.1%
    Meda AB Class A                                            9,469  174,987        0.1%
*   Medivir AB Class B                                         1,257    8,703        0.0%
#   Mekonomen AB                                               1,588   40,397        0.0%
    Millicom International Cellular SA                         2,648  153,318        0.0%
    Modern Times Group MTG AB Class B                          3,772  113,248        0.0%
    MQ Holding AB                                              2,128   10,597        0.0%
    Mycronic AB                                                9,882   77,281        0.0%
    NCC AB Class A                                               392   13,376        0.0%
    NCC AB Class B                                             6,560  224,416        0.1%
    NetEnt AB                                                  1,546   97,358        0.0%
    New Wave Group AB Class B                                  2,987   13,774        0.0%
    Nibe Industrier AB Class B                                 5,194  180,602        0.1%
    Nobia AB                                                   6,331   72,299        0.0%
#   Nolato AB Class B                                          1,124   30,382        0.0%
    Nordea Bank AB                                            64,983  631,644        0.2%
    Nordnet AB Class B                                         4,675   16,096        0.0%
    Peab AB                                                   15,172  126,790        0.0%
    Proact IT Group AB                                         1,939   29,940        0.0%
    Ratos AB Class B                                          11,171   65,409        0.0%
*   RaySearch Laboratories AB                                    997   14,413        0.0%
    Saab AB Class B                                            3,260  111,662        0.0%
    Sagax AB Class B                                           1,654   14,330        0.0%
#   Sandvik AB                                                39,660  407,470        0.1%
    Securitas AB Class B                                      20,750  328,104        0.1%
#*  Sensys Gatso Group AB                                     29,499    9,353        0.0%
    Skandinaviska Enskilda Banken AB Class A                  36,746  351,315        0.1%
    Skanska AB Class B                                        12,965  285,760        0.1%
#   SKF AB Class A                                             2,127   39,046        0.0%
    SKF AB Class B                                            19,569  360,611        0.1%
    SkiStar AB                                                 1,243   17,240        0.0%
    Svenska Cellulosa AB SCA Class A                             673   21,299        0.0%
    Svenska Cellulosa AB SCA Class B                          21,063  664,572        0.2%
    Svenska Handelsbanken AB Class A                          31,314  417,733        0.1%
    Svenska Handelsbanken AB Class B                           1,720   23,901        0.0%
    Sweco AB Class B                                           3,349   51,888        0.0%
    Swedbank AB Class A                                       18,575  401,012        0.1%
*   Swedish Orphan Biovitrum AB                                3,143   45,910        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SWEDEN -- (Continued)
    Systemair AB                                                 348 $     4,439        0.0%
    Tele2 AB Class B                                          13,845     132,285        0.0%
    Telefonaktiebolaget LM Ericsson Class A                    1,595      13,160        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   51,438     416,772        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR             39,710     321,254        0.1%
#   Telia Co AB                                               90,906     434,764        0.1%
    Thule Group AB (The)                                       1,949      28,055        0.0%
    Trelleborg AB Class B                                      7,922     144,671        0.0%
    Unibet Group P.L.C.                                       16,856     190,375        0.1%
    Vitrolife AB                                               1,098      53,850        0.0%
    Volvo AB Class A                                          16,700     196,148        0.1%
    Volvo AB Class B                                          62,529     733,263        0.2%
    Wallenstam AB Class B                                      7,446      62,632        0.0%
#   Wihlborgs Fastigheter AB                                   2,227      45,248        0.0%
                                                                     -----------        ---
TOTAL SWEDEN                                                          15,441,962        3.6%
                                                                     -----------        ---
SWITZERLAND -- (7.3%)
    ABB, Ltd.                                                 37,898     802,311        0.2%
    ABB, Ltd. Sponsored ADR                                   37,621     794,179        0.2%
    Actelion, Ltd.                                             5,496     890,792        0.2%
    Adecco SA                                                 14,787     954,552        0.2%
*   AFG Arbonia-Forster Holding AG                             2,304      32,090        0.0%
    Allreal Holding AG                                           813     113,336        0.0%
#   Alpiq Holding AG                                             626      41,843        0.0%
    ams AG                                                     2,742      72,654        0.0%
    APG SGA SA                                                    33      13,850        0.0%
    Aryzta AG                                                  1,443      56,127        0.0%
    Ascom Holding AG                                           3,564      58,403        0.0%
    Autoneum Holding AG                                          181      43,229        0.0%
    Baloise Holding AG                                         2,895     358,854        0.1%
    Bank Coop AG                                                 211       9,017        0.0%
    Banque Cantonale de Geneve                                    22       6,723        0.0%
    Banque Cantonale Vaudoise                                    160     110,474        0.0%
    Basler Kantonalbank                                          208      14,979        0.0%
    Belimo Holding AG                                             17      48,614        0.0%
    Bell AG                                                       70      27,714        0.0%
#   Berner Kantonalbank AG                                       289      59,246        0.0%
    BKW AG                                                     1,655      72,006        0.0%
    Bobst Group SA                                               718      39,228        0.0%
#   Bossard Holding AG Class A                                   485      52,737        0.0%
    Bucher Industries AG                                         510     122,505        0.0%
    Burckhardt Compression Holding AG                            246      87,684        0.0%
    Burkhalter Holding AG                                        229      28,514        0.0%
    Calida Holding AG                                            274       9,428        0.0%
    Cembra Money Bank AG                                       1,842     126,385        0.0%
*   Charles Voegele Holding AG                                   527       3,378        0.0%
    Cie Financiere Richemont SA                               11,104     740,417        0.2%
    Cie Financiere Tradition SA                                  164      11,238        0.0%
    Clariant AG                                               25,888     490,489        0.1%
    Coltene Holding AG                                           282      17,650        0.0%
    Conzzeta AG                                                   72      46,520        0.0%
*   Cosmo Pharmaceuticals SA                                     353      58,339        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Credit Suisse Group AG                                    25,496 $  388,010        0.1%
    Credit Suisse Group AG Sponsored ADR                       2,817     42,847        0.0%
    Daetwyler Holding AG                                         483     71,854        0.0%
    DKSH Holding AG                                            1,238     81,024        0.0%
    dorma+kaba Holding AG Class B                                241    156,500        0.1%
*   Dufry AG                                                   1,477    194,695        0.1%
    Emmi AG                                                      147     88,124        0.0%
    EMS-Chemie Holding AG                                        477    236,051        0.1%
    Energiedienst Holding AG                                     195      4,615        0.0%
    Feintool International Holding AG                            280     28,337        0.0%
    Flughafen Zuerich AG                                         231    212,212        0.1%
    Forbo Holding AG                                              70     85,292        0.0%
#   Galenica AG                                                  366    535,821        0.1%
    GAM Holding AG                                             2,563     33,486        0.0%
    Gategroup Holding AG                                       2,603    143,552        0.1%
    Geberit AG                                                 1,394    536,316        0.1%
    Georg Fischer AG                                             239    194,313        0.1%
    Givaudan SA                                                  455    898,108        0.2%
    Gurit Holding AG                                              43     27,224        0.0%
    Helvetia Holding AG                                          614    330,694        0.1%
    HOCHDORF Holding AG                                           97     19,373        0.0%
    Huber & Suhner AG                                            684     33,556        0.0%
    Implenia AG                                                1,226     81,853        0.0%
    Inficon Holding AG                                           194     64,098        0.0%
    Interroll Holding AG                                          58     51,518        0.0%
    Intershop Holding AG                                          64     30,033        0.0%
    Julius Baer Group, Ltd.                                   13,662    585,496        0.2%
    Kardex AG                                                    470     37,934        0.0%
    Komax Holding AG                                             304     67,226        0.0%
    Kudelski SA                                                3,540     60,403        0.0%
    Kuehne + Nagel International AG                            2,058    297,001        0.1%
*   Kuoni Reisen Holding AG                                      260    100,010        0.0%
    LEM Holding SA                                                36     32,284        0.0%
    Liechtensteinische Landesbank AG                             694     28,734        0.0%
    Logitech International SA(H50430232)                       1,998     30,729        0.0%
#   Logitech International SA(B18ZRK2)                         7,268    111,669        0.0%
    Lonza Group AG                                             2,815    469,509        0.1%
    Luzerner Kantonalbank AG                                     184     78,996        0.0%
    Metall Zug AG                                                  9     27,607        0.0%
#*  Meyer Burger Technology AG                                 3,607     16,568        0.0%
    Mobilezone Holding AG                                      2,139     30,239        0.0%
    Mobimo Holding AG                                            342     78,364        0.0%
    Novartis AG                                               13,637  1,037,806        0.3%
    Novartis AG Sponsored ADR                                 25,482  1,935,868        0.5%
    OC Oerlikon Corp. AG                                      14,800    143,176        0.0%
*   Orascom Development Holding AG                               654      5,610        0.0%
    Orior AG                                                     397     25,362        0.0%
    Panalpina Welttransport Holding AG                           981    114,762        0.0%
#   Partners Group Holding AG                                    975    402,127        0.1%
    Phoenix Mecano AG                                             30     14,739        0.0%
*   Plazza AG                                                     72     15,538        0.0%
    PSP Swiss Property AG                                      1,781    171,767        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SWITZERLAND -- (Continued)
    Rieter Holding AG                                            315 $    65,297        0.0%
    Roche Holding AG(7108918)                                    997     255,595        0.1%
    Roche Holding AG(7110388)                                 24,266   6,139,521        1.5%
    Schindler Holding AG                                         621     114,250        0.0%
    Schweiter Technologies AG                                     58      54,649        0.0%
    SFS Group AG                                                 836      60,206        0.0%
    SGS SA                                                       203     447,591        0.1%
    Siegfried Holding AG                                         195      36,578        0.0%
    Sika AG                                                      270   1,150,725        0.3%
    Sonova Holding AG                                          4,871     652,118        0.2%
    St Galler Kantonalbank AG Class A                             77      31,897        0.0%
    Straumann Holding AG                                         733     254,487        0.1%
    Sulzer AG                                                  1,178     107,534        0.0%
    Sunrise Communications Group AG                              539      33,013        0.0%
#   Swatch Group AG (The)(7184725)                             1,279     436,371        0.1%
    Swatch Group AG (The)(7184736)                             1,373      91,862        0.0%
    Swiss Life Holding AG                                      1,942     491,164        0.1%
    Swiss Re AG                                               12,710   1,129,646        0.3%
    Swisscom AG                                                1,854     942,162        0.2%
    Swissquote Group Holding SA                                  501      12,438        0.0%
    Syngenta AG                                                1,903     763,417        0.2%
    Syngenta AG ADR                                            4,200     338,394        0.1%
    Tamedia AG                                                   125      20,153        0.0%
    Tecan Group AG                                               432      60,048        0.0%
    Temenos Group AG                                           4,350     225,739        0.1%
    U-Blox AG                                                    336      66,818        0.0%
    UBS Group AG(BRJL176)                                     36,275     628,843        0.2%
*   UBS Group AG(H42097107)                                   34,938     603,379        0.2%
    Valiant Holding AG                                           838      92,988        0.0%
    Valora Holding AG                                            235      57,397        0.0%
    Vaudoise Assurances Holding SA                                47      24,533        0.0%
    Vetropack Holding AG                                           6       9,382        0.0%
*   Von Roll Holding AG                                        4,126       2,963        0.0%
    Vontobel Holding AG                                        1,601      69,425        0.0%
    VP Bank AG                                                    13       1,269        0.0%
    VZ Holding AG                                                 71      22,092        0.0%
    Walliser Kantonalbank                                        150      12,232        0.0%
    Walter Meier AG                                              300      10,179        0.0%
    Warteck Invest AG                                              6      11,867        0.0%
    Ypsomed Holding AG                                           170      25,354        0.0%
*   Zehnder Group AG                                             480      20,308        0.0%
    Zug Estates Holding AG Class B                                 5       8,286        0.0%
    Zuger Kantonalbank AG                                          2      10,298        0.0%
    Zurich Insurance Group AG                                  4,069     913,019        0.2%
                                                                     -----------        ---
TOTAL SWITZERLAND                                                     33,410,022        7.8%
                                                                     -----------        ---
UNITED KINGDOM -- (15.9%)
    3i Group P.L.C.                                           91,626     635,525        0.2%
    888 Holdings P.L.C.                                        5,803      18,328        0.0%
    A.G. Barr P.L.C.                                          10,199      83,387        0.0%
    AA P.L.C.                                                 13,955      56,883        0.0%
    Aberdeen Asset Management P.L.C.                          74,671     326,673        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Acacia Mining P.L.C.                                        6,224 $   31,949        0.0%
    Admiral Group P.L.C.                                       14,134    384,143        0.1%
    Afren P.L.C.                                               43,528         13        0.0%
    Amec Foster Wheeler P.L.C.                                 23,077    167,222        0.0%
    Anglo Pacific Group P.L.C.                                 11,214     12,380        0.0%
    Antofagasta P.L.C.                                         14,119     99,994        0.0%
    ARM Holdings P.L.C.                                         6,773     92,965        0.0%
#   ARM Holdings P.L.C. Sponsored ADR                          14,066    579,379        0.1%
    Arrow Global Group P.L.C.                                   9,118     34,258        0.0%
    Ashmore Group P.L.C.                                       20,885     93,858        0.0%
    Ashtead Group P.L.C.                                       49,762    661,805        0.2%
    Associated British Foods P.L.C.                               490     21,982        0.0%
    AstraZeneca P.L.C.                                          2,225    127,654        0.0%
    AstraZeneca P.L.C. Sponsored ADR                           53,696  1,555,036        0.4%
    AVEVA Group P.L.C.                                          1,948     45,875        0.0%
    Aviva P.L.C.                                               60,473    383,129        0.1%
    Aviva P.L.C. Sponsored ADR                                  7,193     91,711        0.0%
    Avon Rubber P.L.C.                                            439      4,761        0.0%
    B&M European Value Retail SA                                9,410     38,187        0.0%
    Babcock International Group P.L.C.                         30,414    422,055        0.1%
    BAE Systems P.L.C.                                        140,476    980,053        0.2%
*   Balfour Beatty P.L.C.                                      38,574    134,783        0.0%
    Barclays P.L.C.                                            23,186     58,214        0.0%
    Barclays P.L.C. Sponsored ADR                              63,125    634,406        0.2%
    Barratt Developments P.L.C.                                82,118    639,485        0.2%
    BBA Aviation P.L.C.                                        42,250    123,716        0.0%
    Beazley P.L.C.                                             44,499    212,096        0.1%
    Bellway P.L.C.                                             10,586    379,055        0.1%
    Berendsen P.L.C.                                            9,729    168,095        0.1%
    Berkeley Group Holdings P.L.C.                             15,672    686,755        0.2%
    BGEO Group P.L.C.                                           1,539     51,571        0.0%
    Bloomsbury Publishing P.L.C.                                3,636      8,251        0.0%
    Bodycote P.L.C.                                             5,346     46,669        0.0%
    Bovis Homes Group P.L.C.                                    5,933     75,720        0.0%
    BP P.L.C. Sponsored ADR                                       674     22,633        0.0%
    Brammer P.L.C.                                              6,600     16,829        0.0%
    Brewin Dolphin Holdings P.L.C.                             21,704     86,993        0.0%
    British Polythene Industries P.L.C.                         1,104     11,299        0.0%
    Britvic P.L.C.                                             20,820    214,495        0.1%
    BT Group P.L.C.                                           296,318  1,920,754        0.5%
    BT Group P.L.C. Sponsored ADR                               1,200     39,360        0.0%
*   BTG P.L.C.                                                  7,993     69,298        0.0%
    Bunzl P.L.C.                                               13,469    402,023        0.1%
    Burberry Group P.L.C.                                      33,683    586,474        0.1%
    Cable & Wireless Communications P.L.C.                    173,161    186,695        0.1%
*   Cairn Energy P.L.C.                                         4,908     16,092        0.0%
    Cape P.L.C.                                                 7,952     26,745        0.0%
    Capita P.L.C.                                              33,663    493,228        0.1%
    Card Factory P.L.C.                                         2,532     13,483        0.0%
#   Carillion P.L.C.                                           31,593    135,981        0.0%
    Carnival P.L.C. ADR                                           390     19,715        0.0%
    Centamin P.L.C.                                            60,983    107,842        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Centrica P.L.C.                                           311,017 $1,086,141        0.3%
    Chemring Group P.L.C.                                       7,438     15,542        0.0%
    Chesnara P.L.C.                                             5,426     24,199        0.0%
    Cineworld Group P.L.C.                                      8,907     67,448        0.0%
    Close Brothers Group P.L.C.                                10,812    191,748        0.1%
*   CLS Holdings P.L.C.                                           557     12,867        0.0%
    Cobham P.L.C.                                              64,866    146,351        0.0%
    Coca-Cola HBC AG                                           10,502    215,271        0.1%
    Communisis P.L.C.                                          24,464     15,207        0.0%
    Compass Group P.L.C.                                       56,701  1,009,757        0.2%
    Computacenter P.L.C.                                        4,785     58,364        0.0%
    Connect Group P.L.C.                                        6,231     14,101        0.0%
    Consort Medical P.L.C.                                      1,846     26,677        0.0%
    Costain Group P.L.C.                                        7,199     33,082        0.0%
    Cranswick P.L.C.                                            2,118     69,342        0.0%
    Crest Nicholson Holdings P.L.C.                            20,059    153,069        0.0%
    Croda International P.L.C.                                 10,901    480,217        0.1%
*   CYBG P.L.C.                                                13,867     45,337        0.0%
    Daejan Holdings P.L.C.                                        150     12,318        0.0%
    Daily Mail & General Trust P.L.C.                          19,149    195,651        0.1%
    Dairy Crest Group P.L.C.                                    6,075     50,161        0.0%
    DCC P.L.C.                                                  6,144    544,943        0.1%
    De La Rue P.L.C.                                            6,296     44,631        0.0%
    Debenhams P.L.C.                                           50,413     57,897        0.0%
    Dechra Pharmaceuticals P.L.C.                               3,333     53,916        0.0%
    Devro P.L.C.                                                3,673     14,982        0.0%
    Diageo P.L.C.                                               9,540    257,924        0.1%
    Diageo P.L.C. Sponsored ADR                                15,704  1,701,214        0.4%
    Dignity P.L.C.                                              1,526     54,507        0.0%
    Diploma P.L.C.                                              9,181     98,241        0.0%
    Direct Line Insurance Group P.L.C.                         81,381    431,124        0.1%
    Dixons Carphone P.L.C.                                     45,586    283,770        0.1%
    Domino's Pizza Group P.L.C.                                10,507    141,263        0.0%
    DS Smith P.L.C.                                            73,194    408,224        0.1%
    Dunelm Group P.L.C.                                         6,445     83,223        0.0%
    E2V Technologies P.L.C.                                     3,925     12,210        0.0%
    Electrocomponents P.L.C.                                   32,176    121,481        0.0%
    Elementis P.L.C.                                           35,377    111,639        0.0%
#*  EnQuest P.L.C.                                             34,923     20,539        0.0%
*   Enterprise Inns P.L.C.                                     40,049     50,797        0.0%
    esure Group P.L.C.                                          3,434     13,486        0.0%
    Euromoney Institutional Investor P.L.C.                       754     10,611        0.0%
    Experian P.L.C.                                            52,651    964,817        0.2%
    FDM Group Holdings P.L.C.                                   1,596     12,912        0.0%
    Fenner P.L.C.                                               8,735     18,382        0.0%
    Ferrexpo P.L.C.                                            10,562      5,802        0.0%
    Fidessa Group P.L.C.                                        1,662     57,942        0.0%
*   Findel P.L.C.                                               1,988      4,940        0.0%
*   Firstgroup P.L.C.                                          28,090     41,057        0.0%
*   Fortune Oil CVR                                            50,047         --        0.0%
    Fresnillo P.L.C.                                            2,527     41,192        0.0%
    Fuller Smith & Turner P.L.C. Class A                          636      9,638        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    G4S P.L.C.                                                 92,839 $  256,005        0.1%
    Galliford Try P.L.C.                                        3,318     62,026        0.0%
    Gem Diamonds, Ltd.                                          3,300      6,546        0.0%
    Genus P.L.C.                                                1,417     31,105        0.0%
    GKN P.L.C.                                                 87,994    359,097        0.1%
    GlaxoSmithKline P.L.C.                                      6,325    135,181        0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       38,453  1,650,018        0.4%
    Go-Ahead Group P.L.C.                                       1,504     56,327        0.0%
    Grafton Group P.L.C.                                        9,346     94,503        0.0%
    Grainger P.L.C.                                            25,844     84,074        0.0%
    Greencore Group P.L.C.                                     20,358    107,433        0.0%
    Greene King P.L.C.                                          6,844     81,904        0.0%
    Greggs P.L.C.                                               6,774    102,462        0.0%
    GVC Holdings P.L.C.                                         1,991     15,764        0.0%
    Halfords Group P.L.C.                                      16,785    103,579        0.0%
    Halma P.L.C.                                               20,385    266,042        0.1%
    Hargreaves Lansdown P.L.C.                                 11,285    212,468        0.1%
    Hays P.L.C.                                               143,336    268,923        0.1%
    Headlam Group P.L.C.                                        3,793     26,617        0.0%
    Helical Bar P.L.C.                                          4,365     24,496        0.0%
    Henderson Group P.L.C.                                     34,976    130,937        0.0%
    Hikma Pharmaceuticals P.L.C.                                9,763    314,765        0.1%
    Hill & Smith Holdings P.L.C.                                3,774     51,493        0.0%
    Hiscox, Ltd.                                               20,095    264,862        0.1%
*   Hochschild Mining P.L.C.                                    1,823      4,162        0.0%
    Home Retail Group P.L.C.                                   31,451     78,505        0.0%
    HomeServe P.L.C.                                           19,144    116,015        0.0%
    Howden Joinery Group P.L.C.                                41,306    298,791        0.1%
    HSBC Holdings P.L.C.                                       23,867    158,164        0.0%
    HSBC Holdings P.L.C. Sponsored ADR                         79,513  2,650,168        0.6%
    Hunting P.L.C.                                             17,084     91,825        0.0%
    ICAP P.L.C.                                                24,324    166,759        0.0%
    IG Group Holdings P.L.C.                                   28,760    325,394        0.1%
*   Imagination Technologies Group P.L.C.                       4,965     11,310        0.0%
    IMI P.L.C.                                                 23,953    327,798        0.1%
    Inchcape P.L.C.                                            29,510    292,710        0.1%
    Indivior P.L.C.                                            24,016     56,555        0.0%
    Informa P.L.C.                                             71,871    688,554        0.2%
    Inmarsat P.L.C.                                            47,247    642,846        0.2%
    InterContinental Hotels Group P.L.C. ADR                    1,282     51,471        0.0%
    Intermediate Capital Group P.L.C.                           8,852     79,577        0.0%
    Interserve P.L.C.                                           3,474     21,708        0.0%
    Intertek Group P.L.C.                                       7,669    365,855        0.1%
    Investec P.L.C.                                            31,757    243,195        0.1%
*   IP Group P.L.C.                                             4,878     12,262        0.0%
    ITE Group P.L.C.                                           27,811     62,999        0.0%
    ITV P.L.C.                                                152,708    503,365        0.1%
    J D Wetherspoon P.L.C.                                      8,415     81,550        0.0%
    J Sainsbury P.L.C.                                         92,222    390,174        0.1%
    James Fisher & Sons P.L.C.                                  3,850     79,580        0.0%
    Jardine Lloyd Thompson Group P.L.C.                         6,010     76,101        0.0%
    JD Sports Fashion P.L.C.                                    3,215     58,747        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    John Menzies P.L.C.                                         6,610 $   48,070        0.0%
    John Wood Group P.L.C.                                     26,864    245,754        0.1%
    Johnson Matthey P.L.C.                                     22,367    945,339        0.2%
    Jupiter Fund Management P.L.C.                             48,166    296,937        0.1%
    KCOM Group P.L.C.                                          45,137     68,241        0.0%
    Keller Group P.L.C.                                         4,706     60,742        0.0%
    Kier Group P.L.C.                                           5,200     90,537        0.0%
    Kingfisher P.L.C.                                          69,250    368,945        0.1%
    Ladbrokes P.L.C.                                            4,695      8,055        0.0%
    Laird P.L.C.                                                7,873     40,080        0.0%
*   Lamprell P.L.C.                                            15,273     19,375        0.0%
    Lancashire Holdings, Ltd.                                  13,290    106,823        0.0%
    Legal & General Group P.L.C.                              311,709  1,018,632        0.2%
*   Liberty Global P.L.C. Class A                                 118      4,460        0.0%
*   Liberty Global P.L.C. Series C                                292     10,674        0.0%
*   Liberty Global P.L.C. LiLAC Class A                             6        222        0.0%
*   Liberty Global P.L.C. LiLAC Class C                            15        592        0.0%
    Lloyds Banking Group P.L.C.                               550,001    539,832        0.1%
#   Lloyds Banking Group P.L.C. ADR                            42,774    170,668        0.1%
    London Stock Exchange Group P.L.C.                          3,842    152,608        0.0%
    Lookers P.L.C.                                             10,407     21,210        0.0%
    Low & Bonar P.L.C.                                         19,043     17,243        0.0%
    Man Group P.L.C.                                           95,527    206,623        0.1%
    Marks & Spencer Group P.L.C.                               99,451    616,898        0.2%
    Marshalls P.L.C.                                            4,257     19,970        0.0%
    Marston's P.L.C.                                           32,058     67,348        0.0%
    McBride P.L.C.                                             12,718     28,867        0.0%
    Mears Group P.L.C.                                          3,263     18,975        0.0%
    Meggitt P.L.C.                                             42,335    254,533        0.1%
    Melrose Industries P.L.C.                                  10,248     55,996        0.0%
    Merlin Entertainments P.L.C.                                9,566     60,426        0.0%
    Michael Page International P.L.C.                          23,240    138,333        0.0%
    Micro Focus International P.L.C.                            6,936    155,147        0.0%
    Millennium & Copthorne Hotels P.L.C.                        2,774     18,674        0.0%
    Mitchells & Butlers P.L.C.                                  9,901     38,881        0.0%
    Mitie Group P.L.C.                                         34,281    136,140        0.0%
    Mondi P.L.C.                                               10,484    200,816        0.1%
    Moneysupermarket.com Group P.L.C.                          46,888    215,386        0.1%
    Morgan Advanced Materials P.L.C.                           14,219     49,090        0.0%
    Morgan Sindall Group P.L.C.                                 2,809     32,963        0.0%
    N Brown Group P.L.C.                                        9,450     37,045        0.0%
    National Express Group P.L.C.                              20,295     96,381        0.0%
    National Grid P.L.C. Sponsored ADR                          7,439    535,682        0.1%
    Next P.L.C.                                                 5,265    391,854        0.1%
    Northgate P.L.C.                                            7,885     46,534        0.0%
    Novae Group P.L.C.                                          2,062     24,144        0.0%
#*  Ocado Group P.L.C.                                         17,374     75,183        0.0%
    Old Mutual P.L.C.                                          89,455    243,206        0.1%
    OneSavings Bank P.L.C.                                      1,877      7,866        0.0%
*   Ophir Energy P.L.C.                                        67,578     74,696        0.0%
    Oxford Instruments P.L.C.                                   2,574     24,826        0.0%
    Paragon Group of Cos. P.L.C. (The)                          5,031     21,876        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    PayPoint P.L.C.                                               1,450 $   17,868        0.0%
    Pearson P.L.C.                                                  850     10,016        0.0%
    Pearson P.L.C. Sponsored ADR                                 28,261    331,784        0.1%
    Pendragon P.L.C.                                             46,943     23,342        0.0%
    Pennon Group P.L.C.                                          12,102    143,818        0.0%
    Persimmon P.L.C.                                             30,968    900,738        0.2%
    Petrofac, Ltd.                                               21,706    268,926        0.1%
*   Petropavlovsk P.L.C.                                          2,951        358        0.0%
    Pets at Home Group P.L.C.                                     3,759     13,337        0.0%
    Phoenix Group Holdings                                       11,288    142,033        0.0%
    Photo-Me International P.L.C.                                17,188     41,889        0.0%
    Playtech P.L.C.                                              12,151    143,095        0.0%
    Polypipe Group P.L.C.                                         6,824     29,258        0.0%
    Premier Farnell P.L.C.                                       22,991     40,803        0.0%
*   Premier Foods P.L.C.                                         48,501     27,699        0.0%
    Provident Financial P.L.C.                                    7,430    316,898        0.1%
    Prudential P.L.C.                                            14,127    278,860        0.1%
    Prudential P.L.C. ADR                                        25,700  1,014,893        0.2%
    PZ Cussons P.L.C.                                             7,054     33,244        0.0%
    QinetiQ Group P.L.C.                                         53,287    174,519        0.1%
    Randgold Resources, Ltd.                                      2,119    211,663        0.1%
    Rank Group P.L.C.                                             7,595     26,757        0.0%
    Rathbone Brothers P.L.C.                                        491     14,602        0.0%
*   Raven Russia, Ltd.                                            5,054      2,403        0.0%
    Reckitt Benckiser Group P.L.C.                               18,327  1,785,397        0.4%
    Redrow P.L.C.                                                15,114     84,642        0.0%
    Regus P.L.C.                                                 53,902    230,631        0.1%
    RELX P.L.C.                                                  12,196    216,067        0.1%
#   RELX P.L.C. Sponsored ADR                                    36,054    648,251        0.2%
    Renishaw P.L.C.                                               2,830     78,394        0.0%
    Rentokil Initial P.L.C.                                     119,006    306,675        0.1%
    Restaurant Group P.L.C. (The)                                 8,057     32,421        0.0%
    Rexam P.L.C.                                                 28,054    256,573        0.1%
    Ricardo P.L.C.                                                1,818     21,573        0.0%
    Rightmove P.L.C.                                              9,433    533,108        0.1%
    Rolls-Royce Holdings P.L.C.(B63H849)                         93,524    917,493        0.2%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      6,640,204      9,702        0.0%
    Rotork P.L.C.                                                75,407    206,293        0.1%
*   Royal Bank of Scotland Group P.L.C.                           2,095      7,048        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             2,075     14,048        0.0%
    Royal Dutch Shell P.L.C. Class A                                 94      2,453        0.0%
    Royal Dutch Shell P.L.C. Class B                              2,499     65,610        0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 509     26,903        0.0%
    Royal Mail P.L.C.                                            47,633    339,269        0.1%
    RPC Group P.L.C.                                             19,816    211,463        0.1%
    RPS Group P.L.C.                                             15,749     40,138        0.0%
    RSA Insurance Group P.L.C.                                   53,837    361,638        0.1%
    SABMiller P.L.C.                                             10,515    644,002        0.2%
    Saga P.L.C.                                                  10,520     32,240        0.0%
    Sage Group P.L.C. (The)                                      36,583    316,878        0.1%
    Savills P.L.C.                                                6,177     66,998        0.0%
    Schroders P.L.C.(0239581)                                     2,161     61,761        0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Schroders P.L.C.(0240549)                                   3,881 $  142,869        0.0%
    SDL P.L.C.                                                  2,041     12,093        0.0%
    Senior P.L.C.                                              23,911     76,271        0.0%
*   Serco Group P.L.C.                                         12,629     17,766        0.0%
    Servelec Group P.L.C.                                       2,219     12,316        0.0%
    Severfield P.L.C.                                          19,906     15,185        0.0%
    Severn Trent P.L.C.                                        17,102    557,531        0.1%
    Shanks Group P.L.C.                                        10,611     12,439        0.0%
    Shire P.L.C.                                                4,346    271,199        0.1%
    Shire P.L.C. ADR                                            1,889    354,036        0.1%
    SIG P.L.C.                                                 12,191     24,173        0.0%
    Sky P.L.C.                                                 29,987    412,202        0.1%
    Sky P.L.C. Sponsored ADR                                    2,100    115,290        0.0%
*   Skyepharma P.L.C.                                           3,733     25,577        0.0%
#   Smith & Nephew P.L.C. Sponsored ADR                        22,655    777,746        0.2%
    Smiths Group P.L.C.                                        38,209    620,070        0.2%
    Soco International P.L.C.                                  16,678     36,117        0.0%
    Spectris P.L.C.                                             7,078    188,837        0.1%
    Speedy Hire P.L.C.                                         13,614      7,318        0.0%
    Spirax-Sarco Engineering P.L.C.                             4,892    244,422        0.1%
    Spire Healthcare Group P.L.C.                               7,041     33,763        0.0%
    Spirent Communications P.L.C.                              22,016     25,255        0.0%
*   Sports Direct International P.L.C.                         13,700     77,286        0.0%
    SSE P.L.C.                                                 47,093  1,040,452        0.3%
    SSP Group P.L.C.                                           18,088     76,083        0.0%
    St. Ives P.L.C.                                             1,554      2,550        0.0%
    St. James's Place P.L.C.                                   37,499    476,001        0.1%
    St. Modwen Properties P.L.C.                                5,130     22,953        0.0%
    Stagecoach Group P.L.C.                                    12,817     48,261        0.0%
    Standard Chartered P.L.C.                                  36,098    291,766        0.1%
    Standard Life P.L.C.                                       62,286    297,433        0.1%
    Sthree P.L.C.                                               2,477     12,315        0.0%
    Stobart Group, Ltd.                                         1,489      2,244        0.0%
    SuperGroup P.L.C.                                           2,937     52,362        0.0%
    Synthomer P.L.C.                                           28,771    146,560        0.0%
    TalkTalk Telecom Group P.L.C.                              23,171     90,716        0.0%
    Tarsus Group P.L.C.                                         6,886     26,525        0.0%
    Taylor Wimpey P.L.C.                                      194,576    524,880        0.1%
    Ted Baker P.L.C.                                            2,126     74,079        0.0%
    Telecom Plus P.L.C.                                         3,029     41,261        0.0%
*   Tesco P.L.C.                                              181,710    456,826        0.1%
*   Thomas Cook Group P.L.C.                                   31,699     40,986        0.0%
    Topps Tiles P.L.C.                                         11,525     22,898        0.0%
    Travis Perkins P.L.C.                                      18,791    508,390        0.1%
    Trinity Mirror P.L.C.                                      16,585     27,405        0.0%
    TT Electronics P.L.C.                                      11,738     26,602        0.0%
    TUI AG(B11LJN4)                                             1,045     15,168        0.0%
    TUI AG(5666292)                                             4,115     59,769        0.0%
    Tullett Prebon P.L.C.                                       5,789     28,700        0.0%
*   Tullow Oil P.L.C.                                          38,806    159,464        0.0%
    U & I Group P.L.C.                                          8,103     23,561        0.0%
    UBM P.L.C.                                                 30,786    256,499        0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
UNITED KINGDOM -- (Continued)
    UDG Healthcare P.L.C.                                      11,866 $    106,270        0.0%
    Ultra Electronics Holdings P.L.C.                           3,995      103,164        0.0%
    Unilever P.L.C.                                            13,769      615,225        0.2%
    Unilever P.L.C. Sponsored ADR                              25,554    1,146,352        0.3%
    UNITE Group P.L.C. (The)                                    7,773       71,877        0.0%
    United Utilities Group P.L.C.                              23,065      317,169        0.1%
*   Vectura Group P.L.C.                                        4,989       12,539        0.0%
    Vesuvius P.L.C.                                             9,159       43,182        0.0%
    Victrex P.L.C.                                              9,420      193,143        0.1%
    Virgin Money Holdings UK P.L.C.                             7,509       40,147        0.0%
    Vodafone Group P.L.C.                                     392,697    1,265,205        0.3%
    Vodafone Group P.L.C. Sponsored ADR                         2,548       83,428        0.0%
    Weir Group P.L.C. (The)                                     5,488       96,400        0.0%
    WH Smith P.L.C.                                             7,413      181,604        0.1%
    Whitbread P.L.C.                                            3,853      218,395        0.1%
    William Hill P.L.C.                                        61,370      280,971        0.1%
*   Wincanton P.L.C.                                            8,273       20,265        0.0%
    Wireless Group P.L.C.                                       2,030        5,365        0.0%
    WM Morrison Supermarkets P.L.C.                           130,033      363,844        0.1%
    Wolseley P.L.C.                                            10,968      614,317        0.2%
    WPP P.L.C.                                                 10,357      241,966        0.1%
    WPP P.L.C. Sponsored ADR                                    6,805      797,206        0.2%
    WS Atkins P.L.C.                                            7,647      149,218        0.0%
    Xaar P.L.C.                                                 1,636       11,588        0.0%
*   Xchanging P.L.C.                                            3,063        8,464        0.0%
    XP Power, Ltd.                                                435       10,675        0.0%
    Zoopla Property Group P.L.C.                                8,935       38,537        0.0%
                                                                      ------------       ----
TOTAL UNITED KINGDOM                                                    72,581,737       17.0%
                                                                      ------------       ----
TOTAL COMMON STOCKS                                                    422,533,072       98.9%
                                                                      ------------       ----
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Bayerische Motoren Werke AG                                 2,037      162,184        0.0%
    Draegerwerk AG & Co. KGaA                                     319       21,197        0.0%
    Fuchs Petrolub SE                                           2,472      105,853        0.0%
    Henkel AG & Co. KGaA                                        2,864      327,123        0.1%
    Jungheinrich AG                                             1,277      120,480        0.0%
    Porsche Automobil Holding SE                                3,627      202,616        0.1%
    Sartorius AG                                                  395       97,613        0.0%
    Sixt SE                                                     1,046       45,816        0.0%
    STO SE & Co. KGaA                                             152       18,772        0.0%
    Villeroy & Boch AG                                            866       13,464        0.0%
                                                                      ------------       ----
TOTAL GERMANY                                                            1,115,118        0.2%
                                                                      ------------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                   152,616          223        0.0%
                                                                      ------------       ----
TOTAL PREFERRED STOCKS                                                   1,115,341        0.2%
                                                                      ------------       ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES     VALUE++     ASSETS**
                                                                --------- ------------ ----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights                                             265 $         --        0.0%
                                                                          ------------      -----
GERMANY -- (0.0%)
#*    Manz AG Rights 5/19/16                                          207          225        0.0%
                                                                          ------------      -----
HONG KONG -- (0.0%)
*     Glorious Sun Enterprises, Ltd. Rights 5/9/16                  7,000           81        0.0%
                                                                          ------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                      481           --        0.0%
                                                                          ------------      -----
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 4/24/20                        32,120        3,822        0.0%
                                                                          ------------      -----
SWEDEN -- (0.0%)
*     Hemfosa Fastigheter AB Rights 5/10/16                         4,664        1,684        0.0%
                                                                          ------------      -----
TOTAL RIGHTS/WARRANTS                                                            5,812        0.0%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                423,654,225
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund                            2,908,740   33,654,125        7.9%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $434,897,150)                         $457,308,350      107.0%
                                                                          ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $   314,023 $ 23,625,518   --    $ 23,939,541
     Austria                              --    1,885,448   --       1,885,448
     Belgium                         945,403    4,837,434   --       5,782,837
     Canada                       30,605,881        4,074   --      30,609,955
     Denmark                         818,160    8,816,725   --       9,634,885
     Finland                         291,322    6,045,980   --       6,337,302
     France                          288,456   36,879,260   --      37,167,716
     Germany                       2,159,561   27,601,856   --      29,761,417
     Hong Kong                        38,985    9,173,694   --       9,212,679
     Ireland                         374,238    2,050,262   --       2,424,500
     Israel                          845,316    1,788,726   --       2,634,042
     Italy                            96,903   12,311,106   --      12,408,009
     Japan                         4,234,641   87,223,214   --      91,457,855
     Netherlands                   3,647,474   11,021,468   --      14,668,942
     New Zealand                      12,056    1,605,975   --       1,618,031
     Norway                            9,417    3,060,091   --       3,069,508
     Portugal                             --    1,154,206   --       1,154,206
     Singapore                            --    4,283,222   --       4,283,222
     Spain                         1,408,833   11,640,423   --      13,049,256
     Sweden                          333,318   15,108,644   --      15,441,962
     Switzerland                   3,845,406   29,564,616   --      33,410,022
     United Kingdom               15,072,683   57,509,054   --      72,581,737
  Preferred Stocks
     Germany                              --    1,115,118   --       1,115,118
     United Kingdom                       --          223   --             223
  Rights/Warrants
     Austria                              --           --   --              --
     Germany                              --          225   --             225
     Hong Kong                            --           81   --              81
     Norway                               --           --   --              --
     Singapore                            --        3,822   --           3,822
     Sweden                               --        1,684   --           1,684
  Securities Lending Collateral           --   33,654,125   --      33,654,125
                                 ----------- ------------   --    ------------
  TOTAL                          $65,342,076 $391,966,274   --    $457,308,350
                                 =========== ============   ==    ============

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
COMMON STOCKS -- (94.9%)

AUSTRALIA -- (6.1%)
    Aurizon Holdings, Ltd.                                    38,909 $  125,707        0.2%
    Australia & New Zealand Banking Group, Ltd.               32,275    591,598        0.9%
    Bendigo & Adelaide Bank, Ltd.                              5,841     41,119        0.1%
    BHP Billiton, Ltd.                                        54,185    846,204        1.2%
    Boral, Ltd.                                               11,087     53,962        0.1%
#   Fortescue Metals Group, Ltd.                              54,325    139,615        0.2%
    Incitec Pivot, Ltd.                                       24,219     58,855        0.1%
    Macquarie Group, Ltd.                                      1,116     53,441        0.1%
    National Australia Bank, Ltd.                              2,216     45,463        0.1%
*   Newcrest Mining, Ltd.                                     25,116    366,232        0.5%
    Orica, Ltd.                                                6,233     72,020        0.1%
    Origin Energy, Ltd.                                       20,568     84,524        0.1%
    QBE Insurance Group, Ltd.                                 17,908    150,725        0.2%
    Rio Tinto, Ltd.                                            8,780    342,582        0.5%
    Santos, Ltd.                                              32,008    115,309        0.2%
*   South32, Ltd.                                             37,086     46,381        0.1%
    Star Entertainment Grp, Ltd. (The)                        12,178     52,000        0.1%
    Suncorp Group, Ltd.                                       20,553    194,394        0.3%
    Treasury Wine Estates, Ltd.                               13,911     97,951        0.1%
    Wesfarmers, Ltd.                                           5,116    165,660        0.2%
    Woodside Petroleum, Ltd.                                  24,680    528,399        0.8%
                                                                     ----------        ---
TOTAL AUSTRALIA                                                       4,172,141        6.2%
                                                                     ----------        ---
AUSTRIA -- (0.0%)
    OMV AG                                                       282      8,485        0.0%
                                                                     ----------        ---
BELGIUM -- (1.7%)
    Ageas                                                      4,546    178,651        0.2%
    Colruyt SA                                                   905     52,184        0.1%
    Delhaize Group                                             3,211    337,426        0.5%
    KBC Groep NV                                               3,262    183,526        0.3%
#   Proximus SADP                                              2,094     70,576        0.1%
    Solvay SA                                                  1,860    188,438        0.3%
    UCB SA                                                       665     49,881        0.1%
#   Umicore SA                                                 2,129    106,279        0.1%
                                                                     ----------        ---
TOTAL BELGIUM                                                         1,166,961        1.7%
                                                                     ----------        ---
CANADA -- (8.8%)
    Agnico Eagle Mines, Ltd.                                   2,380    112,360        0.2%
    Bank of Montreal(063671101)                               11,172    727,968        1.1%
    Bank of Montreal(2076009)                                  1,771    115,375        0.2%
    Barrick Gold Corp.                                         4,417     85,557        0.1%
#*  BlackBerry, Ltd.                                          10,589     74,774        0.1%
    Cameco Corp.(2166160)                                      4,527     56,646        0.1%
    Cameco Corp.(13321L108)                                    3,491     43,672        0.1%
    Canadian Natural Resources, Ltd.(136385101)               15,335    460,357        0.7%
    Canadian Natural Resources, Ltd.(2171573)                 11,405    342,504        0.5%
    Cenovus Energy, Inc.                                       6,532    103,467        0.2%
    Crescent Point Energy Corp.(B67C8W8)                      12,856    216,606        0.3%
    Crescent Point Energy Corp.(22576C101)                     5,154     86,690        0.1%
    Eldorado Gold Corp.(284902103)                             2,845     11,977        0.0%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
    Eldorado Gold Corp.(2307873)                               3,127 $   13,184        0.0%
    Empire Co., Ltd.                                           6,973    115,874        0.2%
    Encana Corp.                                              19,569    149,899        0.2%
    Fairfax Financial Holdings, Ltd.                             322    172,587        0.3%
    Finning International, Inc.                                5,140     91,354        0.1%
#   First Quantum Minerals, Ltd.                              11,339     96,606        0.1%
#   Genworth MI Canada, Inc.                                     742     19,208        0.0%
    Goldcorp, Inc.(380956409)                                  7,515    151,427        0.2%
    Goldcorp, Inc.(2676302)                                    3,343     67,356        0.1%
    Husky Energy, Inc.                                         9,029    113,767        0.2%
    Industrial Alliance Insurance & Financial Services, Inc.   2,600     86,411        0.1%
*   Kinross Gold Corp.                                        37,100    211,417        0.3%
*   Lundin Mining Corp.                                        7,637     30,008        0.0%
    Manulife Financial Corp.                                  30,909    455,740        0.7%
    Maple Leaf Foods, Inc.                                     1,500     31,059        0.1%
*   MEG Energy Corp.                                           2,200     11,660        0.0%
    Precision Drilling Corp.                                     191        993        0.0%
    Silver Wheaton Corp.                                       4,742     99,345        0.2%
#   Sun Life Financial, Inc.(2566124)                          4,337    147,943        0.2%
    Sun Life Financial, Inc.(866796105)                        3,558    121,328        0.2%
    Suncor Energy, Inc.(B3NB1P2)                              32,505    954,140        1.4%
    Suncor Energy, Inc.(867224107)                             2,296     67,434        0.1%
#   Teck Resources, Ltd. Class B(2879327)                      7,945     97,262        0.1%
    Teck Resources, Ltd. Class B(878742204)                    2,417     29,608        0.0%
*   Tourmaline Oil Corp.                                       5,226    120,539        0.2%
*   Turquoise Hill Resources, Ltd.                            15,197     45,420        0.1%
    WSP Global, Inc.                                           1,200     40,370        0.1%
    Yamana Gold, Inc.                                         21,189    105,042        0.2%
                                                                     ----------        ---
TOTAL CANADA                                                          6,084,934        9.1%
                                                                     ----------        ---
DENMARK -- (1.9%)
    AP Moeller - Maersk A.S. Class A                              61     83,108        0.1%
    AP Moeller - Maersk A.S. Class B                             160    225,201        0.3%
    Carlsberg A.S. Class B                                     1,528    148,953        0.2%
    Danske Bank A.S.                                           5,793    163,910        0.3%
    DSV A.S.                                                   3,600    151,553        0.2%
#*  H Lundbeck A.S.                                            1,354     45,241        0.1%
    ISS A.S.                                                   2,504     95,114        0.2%
    Vestas Wind Systems A.S.                                   5,597    400,645        0.6%
                                                                     ----------        ---
TOTAL DENMARK                                                         1,313,725        2.0%
                                                                     ----------        ---
FINLAND -- (0.7%)
    Fortum Oyj                                                 5,897     88,906        0.1%
#   Stora Enso Oyj Class R                                    19,211    167,964        0.3%
    UPM-Kymmene Oyj                                           10,270    196,589        0.3%
                                                                     ----------        ---
TOTAL FINLAND                                                           453,459        0.7%
                                                                     ----------        ---
FRANCE -- (8.7%)
#   AXA SA                                                     6,741    170,208        0.3%
    AXA SA Sponsored ADR                                       7,263    183,899        0.3%
    BNP Paribas SA                                             6,474    342,856        0.5%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Bollore SA                                                 2,957 $   11,710        0.0%
    Bouygues SA                                                5,573    185,965        0.3%
#   Casino Guichard Perrachon SA                               1,584     94,271        0.1%
    Cie de Saint-Gobain                                       13,010    596,151        0.9%
    Cie Generale des Etablissements Michelin                   1,987    207,542        0.3%
    CNP Assurances                                             5,313     90,535        0.1%
    Credit Agricole SA                                         3,970     43,943        0.1%
    Electricite de France SA                                   4,582     65,829        0.1%
    Engie SA                                                  27,688    456,670        0.7%
    Natixis SA                                                17,737     97,872        0.1%
    Orange SA                                                 41,374    687,384        1.0%
*   Peugeot SA                                                13,358    215,280        0.3%
    Renault SA                                                 5,352    516,403        0.8%
#   SCOR SE                                                    3,449    117,493        0.2%
    Societe Generale SA                                       13,626    536,144        0.8%
    STMicroelectronics NV                                     10,655     65,511        0.1%
    Total SA                                                  25,160  1,271,607        1.9%
#   Vivendi SA                                                 3,077     59,110        0.1%
                                                                     ----------        ---
TOTAL FRANCE                                                          6,016,383        9.0%
                                                                     ----------        ---
GERMANY -- (7.8%)
    Allianz SE                                                 7,432  1,264,390        1.9%
    Bayerische Motoren Werke AG                                7,086    655,551        1.0%
    Commerzbank AG                                            10,619     99,581        0.1%
    Daimler AG                                                19,561  1,362,945        2.0%
    Deutsche Bank AG                                          11,273    213,736        0.3%
#   Deutsche Lufthansa AG                                      7,972    124,123        0.2%
    E.ON SE                                                   55,081    570,869        0.9%
    Fraport AG Frankfurt Airport Services Worldwide              497     30,129        0.0%
    Hannover Rueck SE                                            315     36,011        0.1%
    HeidelbergCement AG                                        2,485    221,268        0.3%
    K+S AG                                                     3,890     97,095        0.1%
    Metro AG                                                   4,642    148,097        0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG              1,148    213,420        0.3%
*   RWE AG                                                     8,766    131,337        0.2%
*   Talanx AG                                                  1,387     46,160        0.1%
    Telefonica Deutschland Holding AG                          9,483     48,249        0.1%
    Volkswagen AG                                                624     99,651        0.2%
                                                                     ----------        ---
TOTAL GERMANY                                                         5,362,612        8.0%
                                                                     ----------        ---
HONG KONG -- (2.4%)
#   Bank of East Asia, Ltd. (The)                             25,090     90,865        0.1%
    Cathay Pacific Airways, Ltd.                              24,000     38,141        0.1%
    CK Hutchison Holdings, Ltd.                               10,072    120,433        0.2%
    FIH Mobile, Ltd.                                          46,000     19,755        0.0%
    Hang Lung Group, Ltd.                                     19,000     58,400        0.1%
    Hang Lung Properties, Ltd.                                48,000     95,576        0.1%
    Henderson Land Development Co., Ltd.                       4,736     29,517        0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                     3,500      4,171        0.0%
    Hopewell Holdings, Ltd.                                    5,000     16,841        0.0%
    Kerry Properties, Ltd.                                    10,000     27,238        0.0%
    MTR Corp., Ltd.                                           23,500    116,333        0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
HONG KONG -- (Continued)
    New World Development Co., Ltd.                           179,865 $  179,109        0.3%
    NWS Holdings, Ltd.                                         23,000     34,995        0.1%
    Orient Overseas International, Ltd.                           500      1,900        0.0%
    Shangri-La Asia, Ltd.                                      34,000     41,580        0.1%
    Sino Land Co., Ltd.                                        40,000     62,798        0.1%
    Sun Hung Kai Properties, Ltd.                              26,093    328,853        0.5%
    Swire Pacific, Ltd. Class A                                14,000    151,791        0.2%
    Swire Pacific, Ltd. Class B                                15,000     29,207        0.0%
    Wharf Holdings, Ltd. (The)                                 20,000    107,972        0.2%
    Wheelock & Co., Ltd.                                       19,000     87,718        0.1%
    Yue Yuen Industrial Holdings, Ltd.                          4,500     16,420        0.0%
                                                                      ----------        ---
TOTAL HONG KONG                                                        1,659,613        2.5%
                                                                      ----------        ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           396,667    120,459        0.1%
    CRH P.L.C. Sponsored ADR                                    1,286     37,435        0.1%
                                                                      ----------        ---
TOTAL IRELAND                                                            157,894        0.2%
                                                                      ----------        ---
ISRAEL -- (0.4%)
    Bank Hapoalim BM                                           19,826    102,130        0.1%
*   Bank Leumi Le-Israel BM                                    17,573     65,307        0.1%
    Israel Chemicals, Ltd.                                      2,705     13,476        0.0%
    Mizrahi Tefahot Bank, Ltd.                                  3,111     36,185        0.1%
    NICE-Systems, Ltd. Sponsored ADR                              672     42,907        0.1%
                                                                      ----------        ---
TOTAL ISRAEL                                                             260,005        0.4%
                                                                      ----------        ---
ITALY -- (1.2%)
    Eni SpA                                                    27,028    441,555        0.7%
    Mediobanca SpA                                              9,156     75,422        0.1%
    UniCredit SpA                                              83,592    324,170        0.5%
    UnipolSai SpA                                               2,137      5,001        0.0%
                                                                      ----------        ---
TOTAL ITALY                                                              846,148        1.3%
                                                                      ----------        ---
JAPAN -- (19.1%)
    Aeon Co., Ltd.                                             19,500    292,215        0.4%
    Aisin Seiki Co., Ltd.                                       4,000    155,439        0.2%
    Amada Holdings Co., Ltd.                                    4,500     45,209        0.1%
    Aoyama Trading Co., Ltd.                                      600     22,371        0.0%
    Asahi Glass Co., Ltd.                                      24,000    140,555        0.2%
    Asahi Kasei Corp.                                          30,000    205,264        0.3%
    Bank of Kyoto, Ltd. (The)                                   4,000     26,831        0.0%
    Brother Industries, Ltd.                                    4,500     51,014        0.1%
    Canon Marketing Japan, Inc.                                 1,500     26,883        0.0%
    Chiba Bank, Ltd. (The)                                      6,000     30,300        0.0%
    Chugoku Bank, Ltd. (The)                                    1,400     14,472        0.0%
    Citizen Holdings Co., Ltd.                                  4,700     26,511        0.0%
    Coca-Cola East Japan Co., Ltd.                                200      3,664        0.0%
    Coca-Cola West Co., Ltd.                                    1,800     48,792        0.1%
*   Concordia Financial Group, Ltd.                            12,000     57,789        0.1%
    Dai Nippon Printing Co., Ltd.                               3,000     28,135        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                     9,900    118,995        0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Daido Steel Co., Ltd.                                      1,000 $  3,379        0.0%
#   Daihatsu Motor Co., Ltd.                                   4,200   56,049        0.1%
    Denka Co., Ltd.                                            4,000   16,838        0.0%
    DIC Corp.                                                  3,000    6,901        0.0%
    Ebara Corp.                                                8,000   36,425        0.1%
    FUJIFILM Holdings Corp.                                    3,500  143,669        0.2%
    Fujitsu, Ltd.                                             27,000   94,341        0.1%
    Fukuoka Financial Group, Inc.                              9,000   30,766        0.1%
    Glory, Ltd.                                                1,800   58,952        0.1%
    Gunma Bank, Ltd. (The)                                     2,735   10,829        0.0%
    H2O Retailing Corp.                                        2,300   37,741        0.1%
    Hachijuni Bank, Ltd. (The)                                 7,000   30,603        0.0%
    Hankyu Hanshin Holdings, Inc.                             20,000  126,770        0.2%
    Hiroshima Bank, Ltd. (The)                                 5,000   18,102        0.0%
    Hitachi Capital Corp.                                      1,000   21,358        0.0%
    Hitachi Chemical Co., Ltd.                                 2,400   40,305        0.1%
#   Hitachi Construction Machinery Co., Ltd.                   2,900   46,043        0.1%
    Hitachi High-Technologies Corp.                            1,100   29,763        0.0%
    Hitachi Metals, Ltd.                                       4,500   45,694        0.1%
    Hitachi, Ltd.                                             78,000  357,414        0.5%
    Hokuhoku Financial Group, Inc.                            20,000   25,181        0.0%
    Honda Motor Co., Ltd.                                     26,600  717,821        1.1%
    House Foods Group, Inc.                                      100    1,919        0.0%
    Ibiden Co., Ltd.                                           3,500   44,046        0.1%
#   Idemitsu Kosan Co., Ltd.                                   1,400   29,907        0.0%
#   IHI Corp.                                                 12,000   26,022        0.0%
    Iida Group Holdings Co., Ltd.                                400    7,470        0.0%
    Inpex Corp.                                               17,600  139,917        0.2%
    Isetan Mitsukoshi Holdings, Ltd.                           2,700   28,652        0.0%
    ITOCHU Corp.                                              25,400  322,799        0.5%
    Iyo Bank, Ltd. (The)                                       4,000   26,284        0.0%
    J Front Retailing Co., Ltd.                                6,500   78,091        0.1%
    JFE Holdings, Inc.                                        12,200  171,207        0.3%
    Joyo Bank, Ltd. (The)                                      8,000   27,881        0.0%
    JSR Corp.                                                  2,100   28,787        0.0%
    JX Holdings, Inc.                                         17,040   73,236        0.1%
    Kamigumi Co., Ltd.                                         2,000   17,932        0.0%
    Kaneka Corp.                                               9,000   75,328        0.1%
    Kinden Corp.                                               2,000   23,490        0.0%
    Kobe Steel, Ltd.                                          53,000   50,892        0.1%
    Komatsu, Ltd.                                             13,500  231,861        0.4%
    Konica Minolta, Inc.                                      13,500  116,526        0.2%
    Kuraray Co., Ltd.                                          6,400   81,139        0.1%
    Kurita Water Industries, Ltd.                                400    9,618        0.0%
#   Kyocera Corp.                                              1,600   79,392        0.1%
    Kyushu Financial Group, Inc.                               1,374    7,213        0.0%
    LIXIL Group Corp.                                          3,500   73,284        0.1%
#   Marubeni Corp.                                            34,000  180,481        0.3%
    Mazda Motor Corp.                                         12,900  196,548        0.3%
    Medipal Holdings Corp.                                     1,600   25,314        0.0%
    Mitsubishi Chemical Holdings Corp.                        46,500  242,662        0.4%
    Mitsubishi Corp.                                           7,000  117,660        0.2%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Mitsubishi Gas Chemical Co., Inc.                           8,000 $ 43,871        0.1%
    Mitsubishi Heavy Industries, Ltd.                          51,000  181,285        0.3%
    Mitsubishi Materials Corp.                                 37,000  117,356        0.2%
    Mitsubishi UFJ Financial Group, Inc.                      196,200  905,426        1.4%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                   13,100   57,092        0.1%
    Mitsui & Co., Ltd.                                          4,600   56,190        0.1%
    Mitsui Chemicals, Inc.                                     22,000   72,964        0.1%
    Mitsui OSK Lines, Ltd.                                     18,000   38,251        0.1%
    Mizuho Financial Group, Inc.                              389,300  583,526        0.9%
    MS&AD Insurance Group Holdings, Inc.                        3,019   79,736        0.1%
    NEC Corp.                                                  73,000  177,665        0.3%
    NH Foods, Ltd.                                              1,000   22,289        0.0%
    NHK Spring Co., Ltd.                                        2,500   22,005        0.0%
    Nikon Corp.                                                 2,100   30,613        0.1%
    Nippon Electric Glass Co., Ltd.                             3,000   15,883        0.0%
    Nippon Express Co., Ltd.                                   24,000  109,522        0.2%
#   Nippon Paper Industries Co., Ltd.                           3,600   69,176        0.1%
    Nippon Shokubai Co., Ltd.                                     400   20,718        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        15,700  326,682        0.5%
    Nippon Yusen K.K.                                          58,000  113,623        0.2%
    Nissan Motor Co., Ltd.                                     47,100  417,966        0.6%
    Nisshinbo Holdings, Inc.                                    3,000   32,665        0.1%
    NOK Corp.                                                   2,300   38,120        0.1%
    Nomura Holdings, Inc.                                      51,800  220,086        0.3%
    Nomura Real Estate Holdings, Inc.                           1,200   21,930        0.0%
    NTN Corp.                                                   9,000   27,888        0.0%
    Oji Holdings Corp.                                         24,000   98,557        0.2%
    Resona Holdings, Inc.                                      48,700  172,167        0.3%
    Ricoh Co., Ltd.                                            23,600  240,506        0.4%
    Rohm Co., Ltd.                                                800   34,621        0.1%
    Sankyo Co., Ltd.                                              400   15,144        0.0%
    SBI Holdings, Inc.                                          4,100   42,450        0.1%
    Sekisui Chemical Co., Ltd.                                  2,000   24,996        0.0%
    Sekisui House, Ltd.                                         7,800  135,434        0.2%
    Shinsei Bank, Ltd.                                         15,000   21,024        0.0%
    Shizuoka Bank, Ltd. (The)                                   6,000   44,470        0.1%
    SKY Perfect JSAT Holdings, Inc.                             4,600   24,487        0.0%
    Sojitz Corp.                                               16,100   32,172        0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                        2,000   52,512        0.1%
    Sony Corp.                                                    900   21,799        0.0%
    Sony Corp. Sponsored ADR                                    1,470   35,427        0.1%
    Sumitomo Chemical Co., Ltd.                                51,000  230,511        0.3%
    Sumitomo Corp.                                              3,300   34,888        0.1%
    Sumitomo Electric Industries, Ltd.                         25,100  301,944        0.5%
    Sumitomo Forestry Co., Ltd.                                 2,700   31,172        0.1%
    Sumitomo Heavy Industries, Ltd.                            10,000   42,026        0.1%
    Sumitomo Metal Mining Co., Ltd.                            11,000  124,107        0.2%
    Sumitomo Mitsui Financial Group, Inc.                      22,100  665,026        1.0%
    Sumitomo Mitsui Trust Holdings, Inc.                       33,000  101,438        0.2%
    Sumitomo Rubber Industries, Ltd.                            2,700   41,104        0.1%
    T&D Holdings, Inc.                                         14,900  142,630        0.2%
    Takashimaya Co., Ltd.                                       6,000   43,805        0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
JAPAN -- (Continued)
    TDK Corp.                                                  3,500 $   204,798        0.3%
    Teijin, Ltd.                                              22,000      78,765        0.1%
    THK Co., Ltd.                                              1,400      27,808        0.0%
    Tokai Rika Co., Ltd.                                         600      11,109        0.0%
    Tokio Marine Holdings, Inc.                                  600      19,634        0.0%
    Toppan Printing Co., Ltd.                                  4,000      34,202        0.1%
    Tosoh Corp.                                               11,000      50,278        0.1%
    Toyo Seikan Group Holdings, Ltd.                           1,551      30,578        0.0%
    Toyoda Gosei Co., Ltd.                                     1,000      18,439        0.0%
    Toyota Industries Corp.                                      500      21,694        0.0%
    Toyota Tsusho Corp.                                        7,000     158,441        0.2%
    Ube Industries, Ltd.                                      16,000      30,389        0.0%
    UNY Group Holdings Co., Ltd.                               6,250      45,611        0.1%
    Wacoal Holdings Corp.                                      2,000      24,115        0.0%
#   Yamada Denki Co., Ltd.                                     9,000      45,308        0.1%
    Yamaguchi Financial Group, Inc.                            2,000      18,590        0.0%
    Yokohama Rubber Co., Ltd. (The)                            1,400      23,470        0.0%
                                                                     -----------       ----
TOTAL JAPAN                                                           13,185,115       19.7%
                                                                     -----------       ----
NETHERLANDS -- (3.1%)
    Aegon NV                                                  19,510     112,169        0.2%
    ArcelorMittal(B295F26)                                    24,652     138,791        0.2%
    ArcelorMittal(B03XPL1)                                    19,472     109,922        0.2%
    Boskalis Westminster                                       1,261      52,588        0.1%
    ING Groep NV                                              53,705     658,070        1.0%
    Koninklijke DSM NV                                         5,423     332,845        0.5%
    Koninklijke Philips NV(5986622)                            8,413     231,177        0.3%
    Koninklijke Philips NV(500472303)                         15,426     424,369        0.6%
    NN Group NV                                                2,044      70,952        0.1%
                                                                     -----------       ----
TOTAL NETHERLANDS                                                      2,130,883        3.2%
                                                                     -----------       ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                       6,078      26,073        0.0%
    Fletcher Building, Ltd.                                    8,551      49,708        0.1%
                                                                     -----------       ----
TOTAL NEW ZEALAND                                                         75,781        0.1%
                                                                     -----------       ----
NORWAY -- (0.8%)
#   DNB ASA                                                   12,283     157,178        0.2%
#   Norsk Hydro ASA                                           19,742      85,897        0.1%
    Statoil ASA                                               10,714     188,580        0.3%
    Statoil ASA Sponsored ADR                                  1,206      21,214        0.0%
*   Storebrand ASA                                             7,005      29,668        0.1%
#*  Subsea 7 SA                                                2,943      27,003        0.0%
    Yara International ASA                                       791      31,638        0.1%
                                                                     -----------       ----
TOTAL NORWAY                                                             541,178        0.8%
                                                                     -----------       ----
PORTUGAL -- (0.1%)
    EDP Renovaveis SA                                          4,290      33,442        0.1%
                                                                     -----------       ----
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.                                          25,100      57,816        0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SINGAPORE -- (Continued)
    City Developments, Ltd.                                     7,000 $   43,297        0.1%
    DBS Group Holdings, Ltd.                                   10,500    118,766        0.2%
    Hutchison Port Holdings Trust                             124,100     55,092        0.1%
    Keppel Corp., Ltd.                                         31,400    125,482        0.2%
    Olam International, Ltd.                                    3,800      4,655        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         4,100     26,634        0.0%
    SembCorp Industries, Ltd.                                  12,200     26,078        0.0%
    UOL Group, Ltd.                                             4,000     18,215        0.0%
    Wilmar International, Ltd.                                 34,000     93,397        0.1%
                                                                      ----------        ---
TOTAL SINGAPORE                                                          569,432        0.8%
                                                                      ----------        ---
SPAIN -- (2.6%)
    Banco Popular Espanol SA                                   28,109     76,644        0.1%
    Banco Santander SA                                        208,024  1,056,412        1.6%
    CaixaBank SA                                                5,693     17,186        0.0%
    Iberdrola SA                                               55,962    398,379        0.6%
    Mapfre SA                                                  19,525     49,669        0.1%
    Repsol SA                                                  13,397    176,525        0.3%
                                                                      ----------        ---
TOTAL SPAIN                                                            1,774,815        2.7%
                                                                      ----------        ---
SWEDEN -- (2.6%)
    Boliden AB                                                  8,318    145,485        0.2%
#   ICA Gruppen AB                                                656     21,569        0.0%
    Meda AB Class A                                             1,449     26,777        0.0%
    Millicom International Cellular SA                             76      4,400        0.0%
    Nordea Bank AB                                             19,630    190,806        0.3%
    Skandinaviska Enskilda Banken AB Class A                   30,895    295,376        0.4%
    Svenska Cellulosa AB SCA Class B                           11,632    367,008        0.5%
    Svenska Handelsbanken AB Class A                            7,866    104,934        0.2%
    Swedbank AB Class A                                         2,198     47,452        0.1%
    Tele2 AB Class B                                            6,857     65,517        0.1%
    Telefonaktiebolaget LM Ericsson Class B                    45,378    367,671        0.6%
    Telia Co AB                                                35,087    167,806        0.3%
                                                                      ----------        ---
TOTAL SWEDEN                                                           1,804,801        2.7%
                                                                      ----------        ---
SWITZERLAND -- (8.4%)
    ABB, Ltd.                                                  40,876    865,356        1.3%
    Adecco SA                                                   4,944    319,152        0.5%
    Baloise Holding AG                                          1,176    145,773        0.2%
    Cie Financiere Richemont SA                                 9,480    632,128        1.0%
    Clariant AG                                                 6,581    124,687        0.2%
    Credit Suisse Group AG                                      4,265     64,907        0.1%
    Credit Suisse Group AG Sponsored ADR                        6,124     93,146        0.1%
*   Dufry AG                                                      317     41,786        0.1%
    Julius Baer Group, Ltd.                                     2,098     89,911        0.1%
    LafargeHolcim, Ltd.(7110753)                                4,600    233,567        0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                4,186    210,972        0.3%
    Lonza Group AG                                                277     46,200        0.1%
    Novartis AG                                                 8,101    616,504        0.9%
    Swatch Group AG (The)(7184736)                              1,378     92,197        0.1%
#   Swatch Group AG (The)(7184725)                                919    313,546        0.5%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWITZERLAND -- (Continued)
    Swiss Life Holding AG                                         377 $    95,350        0.1%
    Swiss Re AG                                                 6,293     559,313        0.8%
    UBS Group AG(BRJL176)                                      23,233     402,755        0.6%
*   UBS Group AG(H42097107)                                    11,931     206,048        0.3%
    Zurich Insurance Group AG                                   2,879     646,002        1.0%
                                                                      -----------       ----
TOTAL SWITZERLAND                                                       5,799,300        8.7%
                                                                      -----------       ----
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C.                                      18,799     210,272        0.3%
    Antofagasta P.L.C.                                          3,539      25,064        0.0%
    Aviva P.L.C.                                                6,330      40,105        0.1%
    Barclays P.L.C.                                            30,772      77,261        0.1%
    Barclays P.L.C. Sponsored ADR                              27,724     278,626        0.4%
    Barratt Developments P.L.C.                                 3,393      26,423        0.0%
    BHP Billiton P.L.C. ADR                                     3,445      94,979        0.2%
    BP P.L.C.                                                  51,450     283,458        0.4%
    BP P.L.C. Sponsored ADR                                    67,245   2,258,098        3.4%
    Carnival P.L.C. ADR                                         2,038     103,021        0.2%
*   CYBG P.L.C.                                                   554       1,811        0.0%
    Glencore P.L.C.                                           153,863     367,721        0.6%
    HSBC Holdings P.L.C.                                       21,193     140,443        0.2%
    HSBC Holdings P.L.C. Sponsored ADR                         42,713   1,423,624        2.1%
#   J Sainsbury P.L.C.                                         46,892     198,391        0.3%
    Kingfisher P.L.C.                                          51,633     275,087        0.4%
    Old Mutual P.L.C.                                          30,001      81,566        0.1%
    Pearson P.L.C.                                              3,342      39,381        0.1%
*   Royal Bank of Scotland Group P.L.C.                         3,789      12,748        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR          12,586      85,207        0.1%
    Royal Dutch Shell P.L.C. Class A                            7,646     200,273        0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A            29,613   1,566,217        2.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B            28,341   1,511,992        2.3%
    Royal Mail P.L.C.                                           6,586      46,909        0.1%
    Standard Chartered P.L.C.                                  25,627     207,133        0.3%
    Vodafone Group P.L.C.                                     468,782   1,510,339        2.3%
    Vodafone Group P.L.C. Sponsored ADR                        25,258     826,941        1.2%
    WM Morrison Supermarkets P.L.C.                            29,172      81,626        0.1%
                                                                      -----------       ----
TOTAL UNITED KINGDOM                                                   11,974,716       17.9%
                                                                      -----------       ----
TOTAL COMMON STOCKS                                                    65,391,823       97.8%
                                                                      -----------       ----
PREFERRED STOCKS -- (0.9%)

GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                 1,244      99,046        0.1%
    Porsche Automobil Holding SE                                1,333      74,466        0.1%

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                                ------- ----------- ----------
GERMANY -- (Continued)
      Volkswagen AG                                               3,114 $   451,727        0.7%
                                                                        -----------      -----
TOTAL GERMANY                                                               625,239        0.9%
                                                                        -----------      -----
TOTAL PREFERRED STOCKS                                                      625,239        0.9%
                                                                        -----------      -----
TOTAL INVESTMENT SECURITIES                                              66,017,062
                                                                        -----------

                                                                          VALUE+
                                                                        -----------
SECURITIES LENDING COLLATERAL -- (4.2%)
(S)@  DFA Short Term Investment Fund                            251,777   2,913,060        4.4%
                                                                        -----------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $74,440,992)                        $68,930,122      103.1%
                                                                        ===========      =====

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia                            -- $ 4,172,141   --    $ 4,172,141
      Austria                              --       8,485   --          8,485
      Belgium                              --   1,166,961   --      1,166,961
      Canada                      $ 6,084,934          --   --      6,084,934
      Denmark                              --   1,313,725   --      1,313,725
      Finland                              --     453,459   --        453,459
      France                          183,899   5,832,484   --      6,016,383
      Germany                         213,736   5,148,876   --      5,362,612
      Hong Kong                            --   1,659,613   --      1,659,613
      Ireland                          37,435     120,459   --        157,894
      Israel                           42,907     217,098   --        260,005
      Italy                                --     846,148   --        846,148
      Japan                            93,216  13,091,899   --     13,185,115
      Netherlands                     563,160   1,567,723   --      2,130,883
      New Zealand                          --      75,781   --         75,781
      Norway                           21,214     519,964   --        541,178
      Portugal                             --      33,442   --         33,442
      Singapore                            --     569,432   --        569,432
      Spain                                --   1,774,815   --      1,774,815
      Sweden                               --   1,804,801   --      1,804,801
      Switzerland                     299,194   5,500,106   --      5,799,300
      United Kingdom                8,150,516   3,824,200   --     11,974,716
   Preferred Stocks
      Germany                              --     625,239   --        625,239
   Securities Lending Collateral           --   2,913,060   --      2,913,060
                                  ----------- -----------   --    -----------
   TOTAL                          $15,690,211 $53,239,911   --    $68,930,122
                                  =========== ===========   ==    ===========

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (91.6%)

AUSTRALIA -- (6.0%)
    Adelaide Brighton, Ltd.                                    46,171 $  180,618        0.1%
    AGL Energy, Ltd.                                            9,418    130,452        0.0%
    ALS, Ltd.                                                  42,833    151,151        0.0%
    Altium, Ltd.                                                6,607     30,750        0.0%
#   Alumina, Ltd.                                             319,299    360,556        0.1%
    AMA Group, Ltd.                                             5,769      4,109        0.0%
    Amcor, Ltd.                                                27,336    318,707        0.1%
    AMP, Ltd.                                                 171,263    761,008        0.2%
    AP Eagers, Ltd.                                             3,748     30,678        0.0%
#   APA Group                                                  35,817    237,230        0.1%
*   APN News & Media, Ltd.                                     97,638     45,613        0.0%
#   ARB Corp., Ltd.                                             6,423     78,384        0.0%
    Ardent Leisure Group                                       29,722     48,797        0.0%
#*  Arrium, Ltd.                                               91,938      1,538        0.0%
    Asciano, Ltd.                                              69,465    465,687        0.1%
*   ASG Group, Ltd.                                            29,610     24,729        0.0%
    ASX, Ltd.                                                   9,953    329,461        0.1%
#   AUB Group, Ltd.                                             6,209     41,029        0.0%
    Aurizon Holdings, Ltd.                                     88,081    284,572        0.1%
*   Ausdrill, Ltd.                                             31,689     11,282        0.0%
#   AusNet Services                                            86,184    100,261        0.0%
    Australia & New Zealand Banking Group, Ltd.                74,515  1,365,854        0.3%
*   Australian Agricultural Co., Ltd.                          42,738     46,449        0.0%
    Australian Pharmaceutical Industries, Ltd.                 38,132     56,643        0.0%
    Automotive Holdings Group, Ltd.                            32,529     96,548        0.0%
#   Aveo Group                                                 27,206     70,443        0.0%
#*  AWE, Ltd.                                                  57,918     30,220        0.0%
#   Bank of Queensland, Ltd.                                   47,888    407,217        0.1%
    Beach Energy, Ltd.                                        152,044     84,439        0.0%
    Beadell Resources, Ltd.                                    18,149      4,327        0.0%
    Bega Cheese, Ltd.                                           5,491     25,583        0.0%
    Bellamy's Australia, Ltd.                                   3,149     24,019        0.0%
    Bendigo & Adelaide Bank, Ltd.                              40,147    282,626        0.1%
    BHP Billiton, Ltd.                                        134,618  2,102,321        0.5%
    BHP Billiton, Ltd. Sponsored ADR                              254      7,960        0.0%
*   Billabong International, Ltd.                               5,101      5,268        0.0%
#   Blackmores, Ltd.                                              633     77,088        0.0%
    BlueScope Steel, Ltd.                                      66,713    325,716        0.1%
    Boral, Ltd.                                                80,491    391,761        0.1%
*   Bradken, Ltd.                                               8,625      5,931        0.0%
    Brambles, Ltd.                                             37,267    351,994        0.1%
    Breville Group, Ltd.                                        7,096     44,163        0.0%
    Brickworks, Ltd.                                            7,265     84,382        0.0%
*   Broadspectrum, Ltd.                                        40,387     45,078        0.0%
    BT Investment Management, Ltd.                              4,719     35,255        0.0%
#   Cabcharge Australia, Ltd.                                  10,304     25,094        0.0%
    Caltex Australia, Ltd.                                      7,323    179,730        0.1%
#   Cardno, Ltd.                                                6,970      5,857        0.0%
#   carsales.com, Ltd.                                         17,747    158,075        0.0%
#   Cash Converters International, Ltd.                        34,080     12,662        0.0%
    Cedar Woods Properties, Ltd.                                3,941     12,741        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Challenger, Ltd.                                           51,974 $  351,572        0.1%
    CIMIC Group, Ltd.                                           3,736    101,044        0.0%
    Cleanaway Waste Management, Ltd.                          222,913    133,115        0.0%
    Coca-Cola Amatil, Ltd.                                     24,485    159,519        0.0%
    Cochlear, Ltd.                                              2,811    229,929        0.1%
#   Collins Foods, Ltd.                                        10,278     31,349        0.0%
    Commonwealth Bank of Australia                             19,077  1,065,012        0.2%
    Computershare, Ltd.                                        17,771    136,035        0.0%
#   Corporate Travel Management, Ltd.                           2,968     32,003        0.0%
    Cover-More Group, Ltd.                                     12,150     12,855        0.0%
    Credit Corp. Group, Ltd.                                    1,010      7,741        0.0%
    CSG, Ltd.                                                  30,846     32,649        0.0%
    CSR, Ltd.                                                  53,095    137,089        0.0%
    Decmil Group, Ltd.                                         10,789      6,260        0.0%
    Domino's Pizza Enterprises, Ltd.                            5,014    234,838        0.1%
*   Doray Minerals, Ltd.                                       18,543     14,020        0.0%
    Downer EDI, Ltd.                                           47,785    134,157        0.0%
    DuluxGroup, Ltd.                                           29,266    141,740        0.0%
#*  Energy Resources of Australia, Ltd.                        13,961      3,657        0.0%
#*  Energy World Corp., Ltd.                                   19,261      2,767        0.0%
    EQT Holdings, Ltd.                                            676      7,792        0.0%
    ERM Power, Ltd.                                            11,026     11,970        0.0%
    Event Hospitality and Entertainment, Ltd.                   7,229     82,341        0.0%
    Evolution Mining, Ltd.                                     81,637    123,327        0.0%
    Fairfax Media, Ltd.                                       291,705    175,332        0.1%
    Finbar Group, Ltd.                                          8,281      5,377        0.0%
#*  Fleetwood Corp., Ltd.                                         779      1,001        0.0%
    FlexiGroup, Ltd.                                           30,205     54,601        0.0%
#   Flight Centre Travel Group, Ltd.                            3,435    102,279        0.0%
#   Fortescue Metals Group, Ltd.                              137,534    353,462        0.1%
#   G8 Education, Ltd.                                         33,655    100,178        0.0%
#   GBST Holdings, Ltd.                                         1,530      5,516        0.0%
    GrainCorp, Ltd. Class A                                    25,591    158,630        0.0%
#   Greencross, Ltd.                                            7,545     40,604        0.0%
#   GUD Holdings, Ltd.                                          9,711     62,710        0.0%
    GWA Group, Ltd.                                            17,580     30,716        0.0%
    Hansen Technologies, Ltd.                                   8,682     22,326        0.0%
#   Harvey Norman Holdings, Ltd.                               48,506    164,267        0.1%
    Hills, Ltd.                                                18,019      3,007        0.0%
*   Horizon Oil, Ltd.                                          94,750      5,090        0.0%
    Iluka Resources, Ltd.                                      21,603    104,848        0.0%
*   Imdex, Ltd.                                                 3,611        563        0.0%
    IMF Bentham, Ltd.                                          15,018     15,263        0.0%
    Incitec Pivot, Ltd.                                       152,092    369,603        0.1%
    Independence Group NL                                      21,553     49,800        0.0%
#*  Infigen Energy                                             12,200      6,663        0.0%
    Infomedia, Ltd.                                            19,244      8,607        0.0%
    Insurance Australia Group, Ltd.                            98,254    428,156        0.1%
#   InvoCare, Ltd.                                             10,303     95,651        0.0%
#   IOOF Holdings, Ltd.                                        24,112    163,066        0.0%
    IRESS, Ltd.                                                 7,225     63,624        0.0%
    iSelect, Ltd.                                               8,736      7,585        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    James Hardie Industries P.L.C.                             21,122 $  295,454        0.1%
#   JB Hi-Fi, Ltd.                                              7,664    127,500        0.0%
#*  Karoon Gas Australia, Ltd.                                  6,708      7,363        0.0%
#*  Kingsgate Consolidated, Ltd.                               33,671     11,707        0.0%
    LendLease Group                                            48,539    466,250        0.1%
*   Lynas Corp., Ltd.                                         963,840     54,474        0.0%
    MACA, Ltd.                                                  8,396      7,042        0.0%
*   Macmahon Holdings, Ltd.                                   237,156     18,882        0.0%
    Macquarie Group, Ltd.                                      18,234    873,512        0.2%
    Magellan Financial Group, Ltd.                              7,068    114,655        0.0%
    Mantra Group, Ltd.                                          4,033     11,289        0.0%
    MaxiTRANS Industries, Ltd.                                 11,936      4,701        0.0%
*   Mayne Pharma Group, Ltd.                                   36,028     38,016        0.0%
    McMillan Shakespeare, Ltd.                                  5,192     48,254        0.0%
#   Medibank Pvt, Ltd.                                        100,937    240,219        0.1%
*   Medusa Mining, Ltd.                                        23,608     13,503        0.0%
    Melbourne IT, Ltd.                                          8,952     13,245        0.0%
    Metals X, Ltd.                                             19,748     15,445        0.0%
*   Mincor Resources NL                                         3,984        634        0.0%
#   Mineral Resources, Ltd.                                    18,509    103,619        0.0%
#   MMA Offshore, Ltd.                                         12,228      4,359        0.0%
#   Monadelphous Group, Ltd.                                    9,318     53,656        0.0%
    Mortgage Choice, Ltd.                                       2,795      3,593        0.0%
#*  Mount Gibson Iron, Ltd.                                    26,826      4,397        0.0%
#   Myer Holdings, Ltd.                                        98,432     77,050        0.0%
    MyState, Ltd.                                               2,139      6,542        0.0%
    National Australia Bank, Ltd.                              52,028  1,067,408        0.2%
#   Navitas, Ltd.                                              23,128     89,589        0.0%
*   NetComm Wireless, Ltd.                                      5,013     11,136        0.0%
    New Hope Corp., Ltd.                                       16,892     18,447        0.0%
*   Newcrest Mining, Ltd.                                      34,372    501,199        0.1%
    nib holdings, Ltd.                                         27,163     93,935        0.0%
    Northern Star Resources, Ltd.                              40,580    120,697        0.0%
    Nufarm, Ltd.                                               16,221     86,149        0.0%
    Oil Search, Ltd.                                           52,256    277,047        0.1%
    Orica, Ltd.                                                56,565    653,584        0.2%
    Origin Energy, Ltd.                                        49,055    201,592        0.1%
#*  Orocobre, Ltd.                                              8,159     20,529        0.0%
    Orora, Ltd.                                                96,489    192,329        0.1%
    OZ Minerals, Ltd.                                          35,440    157,340        0.0%
    OzForex Group, Ltd.                                         8,349     13,649        0.0%
    Pacific Brands, Ltd.                                       80,238     69,343        0.0%
    Pact Group Holdings, Ltd.                                   4,849     18,994        0.0%
#*  Paladin Energy, Ltd.                                      157,449     31,489        0.0%
    Panoramic Resources, Ltd.                                   9,832        968        0.0%
    Peet, Ltd.                                                  4,909      3,526        0.0%
#   Perpetual, Ltd.                                             2,770     89,553        0.0%
*   Perseus Mining, Ltd.                                       60,427     26,593        0.0%
    Platinum Asset Management, Ltd.                            13,014     59,671        0.0%
    Premier Investments, Ltd.                                  10,340    124,263        0.0%
    Prime Media Group, Ltd.                                    19,595      4,449        0.0%
    Programmed Maintenance Services, Ltd.                      22,039     24,462        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
AUSTRALIA -- (Continued)
    Qantas Airways, Ltd.                                       78,783 $192,091        0.1%
    QBE Insurance Group, Ltd.                                  50,070  421,421        0.1%
#   Qube Holdings, Ltd.                                        67,880  127,907        0.0%
*   Ramelius Resources, Ltd.                                   50,512   16,131        0.0%
    RCR Tomlinson, Ltd.                                         9,186    9,144        0.0%
#   REA Group, Ltd.                                             2,678  103,035        0.0%
    Recall Holdings, Ltd.                                       1,582   10,224        0.0%
    Reckon, Ltd.                                                6,209    6,588        0.0%
    Regis Healthcare, Ltd.                                      7,110   27,451        0.0%
    Regis Resources, Ltd.                                      21,378   47,546        0.0%
    Reject Shop, Ltd. (The)                                     5,557   52,331        0.0%
*   Resolute Mining, Ltd.                                      51,480   38,695        0.0%
    Retail Food Group, Ltd.                                     2,999   12,487        0.0%
    Ridley Corp., Ltd.                                         37,057   37,398        0.0%
    Rio Tinto, Ltd.                                            17,677  689,730        0.2%
    SAI Global, Ltd.                                           24,347   67,269        0.0%
    Sandfire Resources NL                                      15,902   71,101        0.0%
    Santos, Ltd.                                               84,475  304,321        0.1%
*   Saracen Mineral Holdings, Ltd.                             90,687   73,788        0.0%
    Seek, Ltd.                                                 18,710  231,534        0.1%
#   Select Harvests, Ltd.                                       8,570   32,630        0.0%
*   Senex Energy, Ltd.                                         31,721    6,675        0.0%
    Servcorp, Ltd.                                              5,319   28,915        0.0%
#   Seven Group Holdings, Ltd.                                  9,767   43,176        0.0%
    Seven West Media, Ltd.                                    122,020   97,621        0.0%
    Sigma Pharmaceuticals, Ltd.                               122,239  101,712        0.0%
    Silver Chef, Ltd.                                           1,739   13,029        0.0%
#*  Silver Lake Resources, Ltd.                                47,532   13,509        0.0%
#   Sims Metal Management, Ltd.                                19,344  138,336        0.0%
    Sirtex Medical, Ltd.                                        2,829   63,637        0.0%
    Slater & Gordon, Ltd.                                      28,214    6,267        0.0%
    SMS Management & Technology, Ltd.                           9,154   13,114        0.0%
    Sonic Healthcare, Ltd.                                     14,128  207,320        0.1%
*   South32, Ltd.                                             131,103  163,962        0.0%
*   South32, Ltd. ADR                                           3,651   22,673        0.0%
    Southern Cross Media Group, Ltd.                           79,239   64,719        0.0%
    Spark Infrastructure Group                                104,171  163,323        0.0%
*   St Barbara, Ltd.                                           10,906   19,407        0.0%
    Steadfast Group, Ltd.                                       7,473   10,626        0.0%
    STW Communications Group, Ltd.                             68,187   55,248        0.0%
    Suncorp Group, Ltd.                                        45,021  425,816        0.1%
*   Sundance Energy Australia, Ltd.                            27,367    3,906        0.0%
    Sunland Group, Ltd.                                         6,809    7,871        0.0%
#   Super Retail Group, Ltd.                                   11,158   71,372        0.0%
#   Sydney Airport                                             17,558   90,530        0.0%
#   Tassal Group, Ltd.                                         17,196   50,805        0.0%
    Technology One, Ltd.                                       14,423   53,242        0.0%
    Telstra Corp., Ltd.                                        41,101  166,885        0.1%
#*  Ten Network Holdings, Ltd.                                  7,026    5,051        0.0%
    TFS Corp., Ltd.                                            20,667   24,463        0.0%
    Thorn Group, Ltd.                                           4,148    4,384        0.0%
*   Tiger Resources, Ltd.                                     219,444    7,968        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
AUSTRALIA -- (Continued)
    Tox Free Solutions, Ltd.                                   14,188 $    31,161        0.0%
    TPG Telecom, Ltd.                                          12,199      98,874        0.0%
    Transurban Group                                           36,496     320,244        0.1%
*   Troy Resources, Ltd.                                          443         216        0.0%
*   UGL, Ltd.                                                  20,063      48,007        0.0%
    Village Roadshow, Ltd.                                      8,808      35,054        0.0%
*   Virgin Australia Holdings, Ltd.                           108,136      28,697        0.0%
    Virtus Health, Ltd.                                         6,841      35,032        0.0%
    Vocus Communications, Ltd.                                 28,923     188,899        0.1%
    Watpac, Ltd.                                               27,091      16,780        0.0%
    Webjet, Ltd.                                                2,599      11,905        0.0%
    Wesfarmers, Ltd.                                           16,838     545,226        0.1%
    Western Areas, Ltd.                                        29,390      55,408        0.0%
    Westpac Banking Corp.                                      51,623   1,211,774        0.3%
#*  Whitehaven Coal, Ltd.                                      55,612      32,290        0.0%
    Woodside Petroleum, Ltd.                                   55,804   1,194,763        0.3%
#   Woolworths, Ltd.                                           17,194     287,724        0.1%
#   WorleyParsons, Ltd.                                         9,130      47,980        0.0%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        31,275,082        6.5%
                                                                      -----------        ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                        125      12,198        0.0%
#   AMAG Austria Metall AG                                        373      13,706        0.0%
    Andritz AG                                                  3,135     175,974        0.1%
    Atrium European Real Estate, Ltd.                           9,121      38,645        0.0%
    Austria Technologie & Systemtechnik AG                      3,324      46,039        0.0%
    BUWOG AG                                                    2,737      57,618        0.0%
    CA Immobilien Anlagen AG                                    6,306     120,456        0.0%
*   Conwert Immobilien Invest SE                                5,541      87,687        0.0%
    DO & CO AG                                                    270      30,607        0.0%
*   Erste Group Bank AG                                         7,417     213,507        0.1%
    EVN AG                                                      2,411      28,928        0.0%
*   FACC AG                                                     1,487       8,502        0.0%
*   IMMOFINANZ AG                                              56,022     132,154        0.0%
    Kapsch TrafficCom AG                                          788      27,101        0.0%
    Lenzing AG                                                    882      68,263        0.0%
#   Mayr Melnhof Karton AG                                        755      88,843        0.0%
    Oesterreichische Post AG                                    2,467      96,408        0.0%
    OMV AG                                                     21,301     640,948        0.2%
    Palfinger AG                                                  416      12,752        0.0%
    POLYTEC Holding AG                                          2,865      26,323        0.0%
    Porr Ag                                                       848      26,846        0.0%
*   Raiffeisen Bank International AG                           13,713     219,509        0.1%
#   RHI AG                                                      3,247      69,887        0.0%
#   Rosenbauer International AG                                   131       8,949        0.0%
    S IMMO AG                                                   4,456      43,736        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                     459      30,970        0.0%
#   Semperit AG Holding                                         1,281      46,027        0.0%
    SHS Flughafen Wien AG                                         509      58,283        0.0%
    Strabag SE                                                  1,732      54,446        0.0%
    Telekom Austria AG                                         10,075      63,223        0.0%
    UNIQA Insurance Group AG                                    7,215      52,160        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
AUSTRIA -- (Continued)
#   Verbund AG                                                 3,423 $   47,817        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe       1,985     44,786        0.0%
    Voestalpine AG                                            11,179    403,393        0.1%
    Wienerberger AG                                            7,724    152,562        0.1%
    Zumtobel Group AG                                          1,877     24,428        0.0%
                                                                     ----------        ---
TOTAL AUSTRIA                                                         3,273,681        0.7%
                                                                     ----------        ---
BELGIUM -- (1.3%)
#*  Ablynx NV                                                  1,906     28,863        0.0%
    Ackermans & van Haaren NV                                  2,314    301,644        0.1%
    Ageas                                                     16,474    647,375        0.2%
*   AGFA-Gevaert NV                                           19,738     78,484        0.0%
    Atenor Group SA                                              216     11,131        0.0%
    Banque Nationale de Belgique                                  19     65,253        0.0%
    Barco NV                                                   1,098     76,668        0.0%
    Bekaert SA                                                 3,883    171,004        0.1%
    bpost SA                                                   1,649     46,567        0.0%
*   Celyad SA                                                    565     26,294        0.0%
    Cie d'Entreprises CFE                                        814     80,906        0.0%
    Cie Immobiliere de Belgique SA                               213     11,237        0.0%
    Colruyt SA                                                 7,814    450,568        0.1%
    D'ieteren SA                                               3,335    147,935        0.1%
    Deceuninck NV                                              5,234     13,443        0.0%
    Delhaize Group                                             8,987    944,395        0.2%
    Delhaize Group Sponsored ADR                               2,176     56,968        0.0%
    Econocom Group SA                                          6,240     67,354        0.0%
    Elia System Operator SA                                    2,099    108,592        0.0%
    Euronav NV                                                14,415    158,769        0.1%
    EVS Broadcast Equipment SA                                   367     12,446        0.0%
    Exmar NV                                                   3,996     34,337        0.0%
#   Fagron                                                     2,168     15,852        0.0%
*   Galapagos NV                                               1,876     85,290        0.0%
*   Galapagos NV Sponsored ADR                                   300     13,593        0.0%
    Gimv NV                                                      376     20,894        0.0%
    Ion Beam Applications                                        595     24,544        0.0%
    KBC Groep NV                                               7,846    441,432        0.1%
    Kinepolis Group NV                                         1,256     55,415        0.0%
    Lotus Bakeries                                                25     48,310        0.0%
#*  MDxHealth                                                  5,800     24,622        0.0%
    Melexis NV                                                 1,219     67,464        0.0%
*   Mobistar SA                                                4,432     97,003        0.0%
*   Nyrstar NV                                                77,601     61,422        0.0%
    Ontex Group NV                                             3,553    108,986        0.0%
    Picanol                                                      183     12,193        0.0%
    Proximus SADP                                             11,262    379,572        0.1%
    Recticel SA                                                3,942     25,731        0.0%
    Resilux                                                      108     17,316        0.0%
    Sioen Industries NV                                        1,485     30,613        0.0%
    Sipef SA                                                     498     28,359        0.0%
    Solvay SA                                                  6,246    632,786        0.2%
*   Telenet Group Holding NV                                   2,367    117,833        0.0%
*   Tessenderlo Chemie NV                                      3,117    107,277        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BELGIUM -- (Continued)
*   ThromboGenics NV                                              592 $    2,221        0.0%
#   Umicore SA                                                 11,515    574,824        0.1%
    Van de Velde NV                                               784     55,035        0.0%
                                                                      ----------        ---
TOTAL BELGIUM                                                          6,588,820        1.4%
                                                                      ----------        ---
CANADA -- (9.3%)
#*  5N Plus, Inc.                                               4,100      6,633        0.0%
    Absolute Software Corp.                                     2,400     12,969        0.0%
    Acadian Timber Corp.                                          700      9,903        0.0%
*   Advantage Oil & Gas, Ltd.(00765F101)                        3,399     19,442        0.0%
*   Advantage Oil & Gas, Ltd.(B66PKS8)                         18,220    104,409        0.0%
    Aecon Group, Inc.                                           6,295     83,937        0.0%
#   Ag Growth International, Inc.                               1,000     29,521        0.0%
    AGF Management, Ltd. Class B                               10,287     42,634        0.0%
    Agnico Eagle Mines, Ltd.                                   15,126    714,098        0.2%
    Agrium, Inc.                                                6,579    566,583        0.1%
    AGT Food & Ingredients, Inc.                                3,100    100,212        0.0%
    Aimia, Inc.                                                13,859     94,551        0.0%
*   Air Canada                                                  4,000     29,744        0.0%
    AirBoss of America Corp.                                    3,978     50,728        0.0%
*   Alacer Gold Corp.                                          29,796     80,742        0.0%
*   Alamos Gold, Inc. Class A                                  13,292     95,699        0.0%
    Alaris Royalty Corp.                                        3,082     73,715        0.0%
*   Alexco Resource Corp.                                       1,285      1,619        0.0%
    Algonquin Power & Utilities Corp.                          14,120    123,340        0.0%
    Alimentation Couche-Tard, Inc. Class B                      5,865    257,093        0.1%
#   AltaGas, Ltd.                                              10,643    258,716        0.1%
    Altius Minerals Corp.                                       2,948     26,362        0.0%
    Altus Group, Ltd.                                           1,950     34,362        0.0%
    ARC Resources, Ltd.                                        10,523    177,550        0.1%
*   Argonaut Gold, Inc.                                        18,272     42,815        0.0%
*   Asanko Gold, Inc.                                           5,802     18,774        0.0%
    Atco, Ltd. Class I                                          3,639    118,854        0.0%
#*  Athabasca Oil Corp.                                        40,149     42,879        0.0%
*   ATS Automation Tooling Systems, Inc.                        8,297     76,774        0.0%
*   AuRico Metals, Inc.(05157J108)                              5,845      4,208        0.0%
*   AuRico Metals, Inc.(BYR52G5)                                2,212      1,587        0.0%
#   AutoCanada, Inc.                                            1,954     31,972        0.0%
#*  Avigilon Corp.                                              3,373     43,335        0.0%
*   B2Gold Corp.                                              103,493    230,131        0.1%
#   Badger Daylighting, Ltd.                                    3,950     73,573        0.0%
    Bank of Montreal                                           14,125    920,385        0.2%
    Bank of Nova Scotia (The)                                  25,169  1,320,114        0.3%
*   Bankers Petroleum, Ltd.                                    30,800     46,641        0.0%
    Barrick Gold Corp.(067901108)                              46,629    903,204        0.2%
    Barrick Gold Corp.(2024644)                                34,082    659,801        0.2%
    Baytex Energy Corp.                                         2,602     13,270        0.0%
    BCE, Inc.(05534B760)                                        2,798    131,254        0.0%
    BCE, Inc.(B188TH2)                                          1,475     69,171        0.0%
*   Bellatrix Exploration, Ltd.                                 7,797      8,733        0.0%
*   Birchcliff Energy, Ltd.                                     7,593     31,590        0.0%
#   Bird Construction, Inc.                                     5,089     47,171        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
    Black Diamond Group, Ltd.                                  3,642 $   12,714        0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                  5,600     39,544        0.0%
*   BlackBerry, Ltd.(09228F103)                               24,598    173,662        0.1%
#*  BlackPearl Resources, Inc.                                32,381     24,775        0.0%
#*  Bombardier, Inc. Class B                                  39,300     59,199        0.0%
    Bonavista Energy Corp.                                     5,420     13,650        0.0%
    Bonterra Energy Corp.                                      2,280     49,173        0.0%
    Boralex, Inc. Class A                                      3,200     41,903        0.0%
    Brookfield Asset Management, Inc. Class A                  7,675    259,361        0.1%
*   BRP, Inc.                                                  2,200     34,980        0.0%
    Calfrac Well Services, Ltd.                                5,454      8,129        0.0%
    Cameco Corp.                                              14,192    177,542        0.1%
    Canaccord Genuity Group, Inc.                             12,583     41,920        0.0%
*   Canacol Energy, Ltd.                                      17,800     57,172        0.0%
#   Canadian Energy Services & Technology Corp.               20,070     61,264        0.0%
    Canadian Imperial Bank of Commerce                         6,765    546,409        0.1%
    Canadian National Railway Co.                              9,292    572,016        0.1%
    Canadian Natural Resources, Ltd.                          53,582  1,608,532        0.4%
    Canadian Pacific Railway, Ltd.                             2,100    302,925        0.1%
#   Canadian Tire Corp., Ltd. Class A                          4,768    519,361        0.1%
    Canadian Utilities, Ltd. Class A                           2,050     58,966        0.0%
#   Canadian Western Bank                                      9,694    213,860        0.1%
    Canam Group, Inc.                                          6,800     71,702        0.0%
    Canexus Corp.                                              8,060      9,572        0.0%
*   Canfor Corp.                                               9,366    102,416        0.0%
    Canfor Pulp Products, Inc.                                 3,791     30,758        0.0%
    CanWel Building Materials Group, Ltd.                      1,900      7,632        0.0%
    Canyon Services Group, Inc.                                7,376     28,688        0.0%
    Capital Power Corp.                                        5,565     78,816        0.0%
    Capstone Infrastructure Corp.                             13,353     52,041        0.0%
*   Capstone Mining Corp.                                     20,200     12,719        0.0%
    Cascades, Inc.                                            10,300     72,897        0.0%
    CCL Industries, Inc. Class B                               2,170    397,352        0.1%
*   Celestica, Inc.                                           11,606    124,532        0.0%
    Cenovus Energy, Inc.                                      32,519    515,101        0.1%
    Centerra Gold, Inc.                                       17,742     98,135        0.0%
*   Cequence Energy, Ltd.                                     30,508      7,051        0.0%
    Cervus Equipment Corp.                                     1,200     11,199        0.0%
*   CGI Group, Inc. Class A                                    8,717    398,280        0.1%
    Chesswood Group, Ltd.                                      1,200     10,033        0.0%
*   China Gold International Resources Corp., Ltd.             8,852     17,920        0.0%
    CI Financial Corp.                                         2,200     48,710        0.0%
    Cineplex, Inc.                                             2,883    113,946        0.0%
*   Claude Resources, Inc.                                     4,600      7,882        0.0%
    Clearwater Seafoods, Inc.                                  1,677     18,525        0.0%
#   Cogeco Communications, Inc.                                2,982    148,589        0.0%
    Cogeco, Inc.                                               1,076     44,011        0.0%
*   Colliers International Group, Inc.                         1,720     71,242        0.0%
    Computer Modelling Group, Ltd.                             7,490     59,934        0.0%
    Constellation Software, Inc.                               1,400    547,124        0.1%
*   Copper Mountain Mining Corp.                              22,194     10,613        0.0%
#   Corus Entertainment, Inc. Class B                          9,513     94,849        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Cott Corp.(22163N106)                                      8,421 $111,662        0.0%
    Cott Corp.(2228952)                                        3,356   44,481        0.0%
    Crescent Point Energy Corp.(22576C101)                     6,810  114,537        0.0%
    Crescent Point Energy Corp.(B67C8W8)                      13,178  222,039        0.1%
*   Crew Energy, Inc.                                         19,233   77,870        0.0%
#*  Delphi Energy Corp.                                        8,492    7,986        0.0%
#*  Denison Mines Corp.                                        3,500    2,120        0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                 100    1,843        0.0%
*   Descartes Systems Group, Inc. (The)(249906108)             1,400   25,788        0.0%
*   Detour Gold Corp.                                         20,100  431,092        0.1%
    DH Corp.                                                   7,650  198,582        0.1%
    DHX Media, Ltd.                                            4,634   28,143        0.0%
    DirectCash Payments, Inc.                                  1,393   14,322        0.0%
    Dollarama, Inc.                                            5,600  403,743        0.1%
*   Dominion Diamond Corp.                                     8,601   98,739        0.0%
    Dorel Industries, Inc. Class B                             3,747   83,379        0.0%
#*  Dundee Precious Metals, Inc.                              11,518   25,612        0.0%
    Eldorado Gold Corp.(284902103)                             7,243   30,493        0.0%
    Eldorado Gold Corp.(2307873)                              59,191  249,558        0.1%
#   Emera, Inc.                                                1,300   47,112        0.0%
    Empire Co., Ltd.                                           7,590  126,127        0.0%
#   Enbridge Income Fund Holdings, Inc.                       10,800  249,535        0.1%
    Enbridge, Inc.(2466149)                                    1,500   62,310        0.0%
    Enbridge, Inc.(29250N105)                                  6,108  253,726        0.1%
    Encana Corp.                                              56,119  429,872        0.1%
*   Endeavour Mining Corp.                                    10,650  143,364        0.0%
*   Endeavour Silver Corp.(2980003)                            5,300   22,008        0.0%
*   Endeavour Silver Corp.(29258Y103)                          4,949   20,538        0.0%
#   EnerCare, Inc.                                             9,400  119,120        0.0%
    Enerflex, Ltd.                                             7,082   67,958        0.0%
*   Energy Fuels, Inc.                                         2,154    5,099        0.0%
    Enerplus Corp.                                            11,838   65,109        0.0%
    Enghouse Systems, Ltd.                                     1,600   66,885        0.0%
    Ensign Energy Services, Inc.                              12,296   74,480        0.0%
#*  Epsilon Energy, Ltd.                                       5,703   14,772        0.0%
    Equitable Group, Inc.                                      1,307   62,449        0.0%
*   Essential Energy Services Trust                           19,400   10,978        0.0%
    Evertz Technologies, Ltd.                                  1,400   18,946        0.0%
*   exactEarth, Ltd.                                           2,046    4,403        0.0%
    Exchange Income Corp.                                      1,362   31,285        0.0%
    Exco Technologies, Ltd.                                    2,011   21,557        0.0%
#   Extendicare, Inc.                                          6,349   46,807        0.0%
    Fairfax Financial Holdings, Ltd.                             947  507,578        0.1%
    Fiera Capital Corp.                                        2,526   26,917        0.0%
    Finning International, Inc.                               18,477  328,395        0.1%
    Firm Capital Mortgage Investment Corp.                     1,100   11,266        0.0%
    First Capital Realty, Inc.                                 4,115   66,610        0.0%
*   First Majestic Silver Corp.(32076V103)                     7,108   75,629        0.0%
#*  First Majestic Silver Corp.(2833583)                       4,769   50,780        0.0%
#   First Quantum Minerals, Ltd.                              44,095  375,688        0.1%
*   FirstService Corp.                                         1,720   77,417        0.0%
    Fortis, Inc.                                               5,053  160,285        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
*   Fortuna Silver Mines, Inc.(349915108)                      1,312 $  8,423        0.0%
*   Fortuna Silver Mines, Inc.(2383033)                        7,299   46,713        0.0%
    Franco-Nevada Corp.                                          742   52,059        0.0%
    Freehold Royalties, Ltd.                                   4,858   48,475        0.0%
#   Genworth MI Canada, Inc.                                   4,365  112,995        0.0%
    George Weston, Ltd.                                        2,234  193,861        0.1%
    Gibson Energy, Inc.                                       10,292  152,981        0.0%
    Gildan Activewear, Inc.                                    3,004   93,304        0.0%
    Gluskin Sheff + Associates, Inc.                           1,400   19,928        0.0%
    GMP Capital, Inc.                                          5,000   20,284        0.0%
    Goldcorp, Inc.                                            23,406  471,631        0.1%
*   Gran Tierra Energy, Inc.(38500T101)                        2,706    8,010        0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         30,130   88,851        0.0%
    Granite Oil Corp.                                          3,733   22,910        0.0%
*   Great Panther Silver, Ltd.                                   753    1,596        0.0%
    Great-West Lifeco, Inc.                                    4,512  132,767        0.0%
    Guardian Capital Group, Ltd. Class A                         716   10,574        0.0%
*   Heroux-Devtek, Inc.                                        1,114   13,336        0.0%
    High Liner Foods, Inc.                                     2,850   38,728        0.0%
#   Home Capital Group, Inc.                                   5,059  151,564        0.0%
#   Horizon North Logistics, Inc.                             10,800   12,137        0.0%
    HudBay Minerals, Inc.(B05BDX1)                             3,724   18,580        0.0%
    HudBay Minerals, Inc.(B05BQ98)                            19,343   96,328        0.0%
    Hudson's Bay Co.                                           9,000  119,646        0.0%
    Husky Energy, Inc.                                        14,710  185,355        0.1%
*   IAMGOLD Corp.(450913108)                                   4,292   14,593        0.0%
*   IAMGOLD Corp.(2446646)                                    39,525  134,512        0.0%
    IGM Financial, Inc.                                        3,465  109,084        0.0%
*   IMAX Corp.                                                 4,098  131,136        0.0%
#*  Imperial Metals Corp.                                      1,400    6,461        0.0%
    Imperial Oil, Ltd.                                         8,027  264,730        0.1%
    Industrial Alliance Insurance & Financial Services, Inc.   7,318  243,214        0.1%
#   Innergex Renewable Energy, Inc.                            6,245   68,935        0.0%
    Intact Financial Corp.                                     2,474  183,080        0.1%
#   Inter Pipeline, Ltd.                                       6,435  137,603        0.0%
*   Interfor Corp.                                             7,840   68,171        0.0%
    Intertape Polymer Group, Inc.                              6,800  106,929        0.0%
#*  Ithaca Energy, Inc.                                       43,625   28,511        0.0%
*   Ivanhoe Mines, Ltd. Class A                               40,542   33,605        0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   4,300   65,389        0.0%
    Just Energy Group, Inc.(B693818)                           4,023   25,546        0.0%
    Just Energy Group, Inc.(B63MCN1)                          12,596   80,212        0.0%
    K-Bro Linen, Inc.                                            600   19,200        0.0%
    Keyera Corp.                                               3,871  124,673        0.0%
    Killam Apartment Real Estate Investment Trust              3,100   29,080        0.0%
*   Kinross Gold Corp.(B03Z841)                               86,297  491,770        0.1%
*   Kinross Gold Corp.(496902404)                             27,330  155,781        0.0%
*   Kirkland Lake Gold, Inc.                                   9,317   71,064        0.0%
*   Klondex Mines, Ltd.                                        5,200   19,686        0.0%
*   Knight Therapeutics, Inc.                                  8,053   51,924        0.0%
    Labrador Iron Ore Royalty Corp.                              709    8,307        0.0%
    Laurentian Bank of Canada                                  3,246  128,784        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
    Leon's Furniture, Ltd.                                     1,806 $   21,692        0.0%
#*  Lightstream Resources, Ltd.                               18,784      4,866        0.0%
    Linamar Corp.                                              4,050    175,370        0.1%
    Loblaw Cos., Ltd.                                          3,684    203,293        0.1%
*   Long Run Exploration, Ltd.                                 7,084      2,597        0.0%
    Lucara Diamond Corp.                                      35,089     89,491        0.0%
*   Lundin Mining Corp.                                       59,787    234,917        0.1%
    MacDonald Dettwiler & Associates, Ltd.                     1,600    112,091        0.0%
    Magellan Aerospace Corp.                                     993     13,969        0.0%
    Magna International, Inc.                                  7,200    302,544        0.1%
*   Mainstreet Equity Corp.                                      500     14,581        0.0%
    Major Drilling Group International, Inc.                   6,620     41,365        0.0%
    Mandalay Resources Corp.                                  36,500     32,872        0.0%
#   Manitoba Telecom Services, Inc.                            3,243     84,881        0.0%
    Manulife Financial Corp.                                  35,723    526,200        0.1%
    Maple Leaf Foods, Inc.                                     7,700    159,437        0.0%
    Martinrea International, Inc.                              8,105     61,303        0.0%
    Mediagrif Interactive Technologies, Inc.                     800     10,265        0.0%
#   Medical Facilities Corp.                                   5,950     80,664        0.0%
*   MEG Energy Corp.                                          11,843     62,769        0.0%
    Melcor Developments, Ltd.                                    200      2,212        0.0%
*   Merus Labs International, Inc.                            14,935     24,640        0.0%
#   Methanex Corp.                                             8,906    311,354        0.1%
    Metro, Inc.                                               37,277  1,247,518        0.3%
*   Mitel Networks Corp.                                       7,900     55,156        0.0%
    Morneau Shepell, Inc.                                      6,900     96,788        0.0%
    MTY Food Group, Inc.                                         700     18,550        0.0%
#   Mullen Group, Ltd.                                         9,613    111,936        0.0%
    National Bank of Canada                                   23,857    852,593        0.2%
    Nevsun Resources, Ltd.                                    20,561     76,856        0.0%
    New Flyer Industries, Inc.                                 7,176    211,442        0.1%
*   New Gold, Inc.(644535106)                                  4,011     18,852        0.0%
*   New Gold, Inc.(2826947)                                   43,204    203,159        0.1%
    Newalta Corp.                                              5,173      7,792        0.0%
    Norbord, Inc.                                              1,757     35,021        0.0%
    North American Energy Partners, Inc.                       2,400      5,232        0.0%
    North West Co., Inc. (The)                                 3,084     68,552        0.0%
#   Northland Power, Inc.                                      5,764     95,600        0.0%
*   NuVista Energy, Ltd.                                      11,685     55,319        0.0%
    OceanaGold Corp.                                          75,090    268,713        0.1%
    Onex Corp.                                                 3,400    210,905        0.1%
    Open Text Corp.                                            1,994    111,504        0.0%
    Osisko Gold Royalties, Ltd.                                5,281     70,716        0.0%
#*  Pacific Exploration and Production Corp.                  22,765      4,325        0.0%
*   Painted Pony Petroleum, Ltd.                               2,100      9,908        0.0%
    Pan American Silver Corp.                                 18,080    283,314        0.1%
*   Parex Resources, Inc.                                     13,430    134,546        0.0%
    Parkland Fuel Corp.                                        5,600    106,805        0.0%
    Pason Systems, Inc.                                        5,198     75,565        0.0%
    Pembina Pipeline Corp.                                     4,402    132,016        0.0%
    Pengrowth Energy Corp.(B67M828)                           39,023     64,069        0.0%
    Pengrowth Energy Corp.(70706P104)                          4,002      6,563        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
#   Penn West Petroleum, Ltd.(B63FY34)                        20,200 $   23,022        0.0%
    Penn West Petroleum, Ltd.(707887105)                      20,635     23,524        0.0%
    Peyto Exploration & Development Corp.                      9,128    233,020        0.1%
    PHX Energy Services Corp.                                  3,238      7,484        0.0%
    Pizza Pizza Royalty Corp.                                  2,400     26,263        0.0%
    Potash Corp. of Saskatchewan, Inc.                        12,697    224,991        0.1%
#   Precision Drilling Corp.(B5YPLH9)                         10,996     57,053        0.0%
    Precision Drilling Corp.(74022D308)                       19,847    103,204        0.0%
    Premium Brands Holdings Corp.                              1,450     62,544        0.0%
*   Pretium Resources, Inc.                                   12,600    103,736        0.0%
*   Primero Mining Corp.(B4Z8FV2)                             16,100     30,283        0.0%
*   Primero Mining Corp.(74164W106)                            9,167     17,234        0.0%
    Progressive Waste Solutions, Ltd.                         10,870    350,123        0.1%
#   Pulse Seismic, Inc.                                        4,200      7,632        0.0%
    Quebecor, Inc. Class B                                     4,250    113,677        0.0%
    Reitmans Canada, Ltd. Class A                              5,200     18,899        0.0%
    Richelieu Hardware, Ltd.                                   2,808     49,795        0.0%
*   Richmont Mines, Inc.                                       8,853     68,865        0.0%
    Ritchie Bros Auctioneers, Inc.                             2,701     77,492        0.0%
#   Rocky Mountain Dealerships, Inc.                           3,078     15,553        0.0%
    Rogers Communications, Inc. Class B                        4,076    158,475        0.0%
#   Rogers Sugar, Inc.                                         6,720     26,833        0.0%
    RONA, Inc.                                                12,696    241,636        0.1%
    Royal Bank of Canada                                      24,345  1,512,311        0.3%
    Russel Metals, Inc.                                        8,571    152,607        0.0%
*   Sandstorm Gold, Ltd.                                      13,300     57,347        0.0%
    Sandvine Corp.                                             6,606     14,268        0.0%
    Saputo, Inc.                                               6,750    212,232        0.1%
#   Savanna Energy Services Corp.                              8,000     11,158        0.0%
#*  Sears Canada, Inc.                                         1,813      7,080        0.0%
    Secure Energy Services, Inc.                               2,358     16,970        0.0%
*   SEMAFO, Inc.                                              49,798    221,862        0.1%
    Shaw Communications, Inc. Class B                         10,419    192,856        0.1%
    ShawCor, Ltd.                                              5,905    159,544        0.1%
    Sherritt International Corp.                              24,429     18,302        0.0%
    Sienna Senior Living, Inc.                                 4,500     57,707        0.0%
#*  Sierra Wireless, Inc.                                      1,995     32,179        0.0%
*   Silver Standard Resources, Inc.(2218458)                   2,563     24,063        0.0%
#*  Silver Standard Resources, Inc.(82823L106)                 7,380     69,298        0.0%
    Silver Wheaton Corp.                                      10,507    220,122        0.1%
    SNC-Lavalin Group, Inc.                                   12,110    455,657        0.1%
*   Solium Capital, Inc.                                       1,700      9,471        0.0%
    Sprott, Inc.                                              11,800     25,675        0.0%
    Stantec, Inc.                                              5,203    133,301        0.0%
    Stella-Jones, Inc.                                         2,600     99,404        0.0%
*   Stornoway Diamond Corp.                                   12,300     10,195        0.0%
    Stuart Olson, Inc.                                         1,300      6,921        0.0%
#   Student Transportation, Inc.(B1FQZ15)                      5,999     29,739        0.0%
    Student Transportation, Inc.(86388A108)                      700      3,472        0.0%
    Sun Life Financial, Inc.                                  11,897    405,688        0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 100      2,927        0.0%
    Suncor Energy, Inc.(867224107)                            71,552  2,101,482        0.5%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
*   SunOpta, Inc.(8676EP108)                                   4,680 $   25,178        0.0%
*   SunOpta, Inc.(2817510)                                     1,492      8,003        0.0%
    Superior Plus Corp.                                       14,414    125,449        0.0%
    Surge Energy, Inc.                                        26,835     52,613        0.0%
    Tahoe Resources, Inc.(873868103)                           6,785     95,872        0.0%
    Tahoe Resources, Inc.(B5B9KV1)                             7,365    104,016        0.0%
*   Taseko Mines, Ltd.                                        11,862      7,658        0.0%
    Teck Resources, Ltd. Class B                              19,154    234,637        0.1%
    TELUS Corp.                                                1,498     47,494        0.0%
*   Tembec, Inc.                                               7,455      5,288        0.0%
#*  Teranga Gold Corp.                                        57,500     45,828        0.0%
*   Thompson Creek Metals Co., Inc.(2439806)                   9,099      4,786        0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                 6,318      3,342        0.0%
    Thomson Reuters Corp.                                      4,105    168,839        0.1%
*   Timmins Gold Corp.                                        18,699      7,899        0.0%
    TMX Group, Ltd.                                            1,105     45,752        0.0%
    TORC Oil & Gas, Ltd.                                      11,081     74,715        0.0%
    Toromont Industries, Ltd.                                  8,142    244,059        0.1%
    Toronto-Dominion Bank (The)                               34,519  1,536,095        0.3%
    Torstar Corp. Class B                                      2,714      4,521        0.0%
    Total Energy Services, Inc.                                4,000     42,050        0.0%
*   Tourmaline Oil Corp.                                      20,003    461,384        0.1%
    TransAlta Corp.                                           31,016    161,904        0.1%
#   TransAlta Renewables, Inc.                                 2,500     24,667        0.0%
    TransCanada Corp.                                         10,296    427,181        0.1%
    Transcontinental, Inc. Class A                            10,852    170,560        0.1%
    TransForce, Inc.                                           9,677    182,634        0.1%
    TransGlobe Energy Corp.(2470548)                           1,000      1,929        0.0%
    TransGlobe Energy Corp.(893662106)                           500        970        0.0%
*   Trican Well Service, Ltd.                                 18,176     25,351        0.0%
*   Trilogy Energy Corp.                                       4,600     19,981        0.0%
    Trinidad Drilling, Ltd.                                   30,118     58,330        0.0%
*   Turquoise Hill Resources, Ltd.                             3,396     10,120        0.0%
    Uni-Select, Inc.                                           1,000     51,176        0.0%
#   Valener, Inc.                                              1,400     24,447        0.0%
#   Veresen, Inc.                                             24,002    173,697        0.1%
    Vermilion Energy, Inc.(923725105)                          2,873     98,889        0.0%
    Vermilion Energy, Inc.(B607XS1)                            1,000     34,391        0.0%
    Wajax Corp.                                                1,100     15,921        0.0%
    West Fraser Timber Co., Ltd.                               4,744    156,306        0.0%
    Western Energy Services Corp.                              7,800     18,153        0.0%
    Western Forest Products, Inc.                             36,907     66,184        0.0%
    Westshore Terminals Investment Corp.                       2,100     30,696        0.0%
    Whistler Blackcomb Holdings, Inc.                          2,401     50,002        0.0%
    Whitecap Resources, Inc.                                  12,555     94,160        0.0%
    Wi-Lan, Inc.                                              13,600     31,325        0.0%
    Winpak, Ltd.                                               1,378     47,544        0.0%
    WSP Global, Inc.                                           6,600    222,034        0.1%
    Yamana Gold, Inc.(2219279)                                30,136    149,395        0.0%
    Yamana Gold, Inc.(98462Y100)                              14,406     71,310        0.0%
*   Yellow Pages, Ltd.                                         2,929     48,696        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
CANADA -- (Continued)
    ZCL Composites, Inc.                                        2,626 $    17,246        0.0%
                                                                      -----------        ---
TOTAL CANADA                                                           48,008,675        9.9%
                                                                      -----------        ---
CHINA -- (0.0%)
    Aupu Group Holding Co., Ltd.                               72,000      19,444        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.               46,000      11,406        0.0%
*   Symphony Holdings, Ltd.                                   110,000      12,023        0.0%
                                                                      -----------        ---
TOTAL CHINA                                                                42,873        0.0%
                                                                      -----------        ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                                               540      87,839        0.0%
    Alm Brand A.S.                                              9,122      67,834        0.0%
    Ambu A.S. Class B                                           2,772      95,590        0.0%
*   Bang & Olufsen A.S.                                         2,210      23,980        0.0%
    BankNordik P/F                                                549       9,554        0.0%
*   Bavarian Nordic A.S.                                        2,341      89,487        0.0%
*   BoConcept Holding A.S. Class B                                200      13,235        0.0%
    Chr Hansen Holding A.S.                                     5,133     319,637        0.1%
    Coloplast A.S. Class B                                      1,093      81,883        0.0%
#*  D/S Norden A.S.                                             2,616      45,818        0.0%
    Danske Bank A.S.                                           12,084     341,911        0.1%
    DFDS A.S.                                                   4,120     164,427        0.0%
    DSV A.S.                                                   14,932     628,609        0.1%
#   FLSmidth & Co. A.S.                                         5,240     203,678        0.0%
#*  Genmab A.S.                                                 3,413     506,389        0.1%
    GN Store Nord A.S.                                         15,123     297,593        0.1%
#*  H Lundbeck A.S.                                             6,171     206,191        0.1%
*   H+H International A.S. Class B                              2,105      23,344        0.0%
    IC Group A.S.                                                 908      30,714        0.0%
    ISS A.S.                                                    8,685     329,896        0.1%
    Jyske Bank A.S.                                             6,258     256,106        0.1%
    Matas A.S.                                                  4,156      79,310        0.0%
    NKT Holding A.S.                                            2,633     150,119        0.0%
    Pandora A.S.                                                5,781     751,602        0.2%
    PER Aarsleff A.S. Class B                                   2,390      66,051        0.0%
    Ringkjoebing Landbobank A.S.                                  406      85,503        0.0%
    Rockwool International A.S. Class A                            20       3,339        0.0%
    Rockwool International A.S. Class B                         1,088     181,369        0.0%
    RTX A.S.                                                      936      12,758        0.0%
*   Santa Fe Group A.S.                                         1,591      15,312        0.0%
    Schouw & Co.                                                1,954     114,295        0.0%
    SimCorp A.S.                                                4,141     186,284        0.0%
    Solar A.S. Class B                                            683      35,098        0.0%
#   Spar Nord Bank A.S.                                         5,030      41,068        0.0%
    Sydbank A.S.                                                8,796     248,795        0.1%
    TDC A.S.                                                   63,051     322,838        0.1%
*   TK Development A.S.                                         5,396       5,609        0.0%
*   Topdanmark A.S.                                             8,232     217,983        0.1%
    Tryg A.S.                                                   5,591     105,647        0.0%
    United International Enterprises                              225      33,509        0.0%
    Vestas Wind Systems A.S.                                    6,761     483,966        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
DENMARK -- (Continued)
*   William Demant Holding A.S.                                2,337 $  240,313        0.1%
                                                                     ----------        ---
TOTAL DENMARK                                                         7,204,483        1.5%
                                                                     ----------        ---
FINLAND -- (1.6%)
#   Aktia Bank Oyj                                             1,256     12,618        0.0%
    Amer Sports Oyj                                           14,207    420,582        0.1%
    Aspo Oyj                                                   3,410     26,636        0.0%
*   BasWare Oyj                                                  708     31,227        0.0%
#   Bittium Oyj                                                1,037      7,177        0.0%
    Cargotec Oyj Class B                                       4,230    160,102        0.1%
    Caverion Corp.                                             8,485     62,274        0.0%
    Citycon Oyj                                               36,634     92,887        0.0%
    Comptel Oyj                                                9,619     18,200        0.0%
    Cramo Oyj                                                  3,736     74,865        0.0%
#   Elisa Oyj                                                 10,902    407,647        0.1%
    F-Secure Oyj                                               5,330     15,637        0.0%
*   Finnair Oyj                                                5,464     32,539        0.0%
    Fiskars Oyj Abp                                            3,605     69,986        0.0%
    Fortum Oyj                                                23,504    354,358        0.1%
    HKScan Oyj Class A                                         4,861     17,541        0.0%
#   Huhtamaki Oyj                                             13,829    543,964        0.1%
    Kemira Oyj                                                12,227    148,350        0.1%
    Kesko Oyj Class A                                          1,108     44,341        0.0%
    Kesko Oyj Class B                                          9,213    368,506        0.1%
#   Konecranes Oyj                                             5,858    134,518        0.0%
    Lassila & Tikanoja Oyj                                     5,035     87,614        0.0%
    Metsa Board Oyj                                           27,753    174,489        0.1%
    Metso Oyj                                                 14,089    339,367        0.1%
    Neste Oyj                                                 18,400    589,619        0.1%
#   Nokian Renkaat Oyj                                         9,679    357,503        0.1%
    Oriola-KD Oyj Class B                                     14,358     71,056        0.0%
#*  Outokumpu Oyj                                             29,563    124,441        0.0%
#*  Outotec Oyj                                               18,535     73,944        0.0%
#   PKC Group Oyj                                              2,540     45,715        0.0%
    Ponsse Oy                                                  1,526     39,025        0.0%
*   Poyry Oyj                                                    493      1,921        0.0%
    Raisio Oyj Class V                                        14,942     73,694        0.0%
    Ramirent Oyj                                               9,374     65,568        0.0%
#   Revenio Group Oyj                                            343     10,140        0.0%
#   Sampo Oyj Class A                                         14,998    656,028        0.2%
#   Sanoma Oyj                                                12,675     62,045        0.0%
    Sponda Oyj                                                15,952     69,466        0.0%
    SRV Group Oyj                                              3,102     12,546        0.0%
#*  Stockmann Oyj Abp Class B                                  3,826     26,566        0.0%
#   Stora Enso Oyj Class R                                    71,158    622,141        0.1%
    Technopolis Oyj                                           10,210     44,088        0.0%
    Teleste Oyj                                                1,197     11,566        0.0%
    Tieto Oyj                                                  5,962    156,671        0.1%
    Tikkurila Oyj                                              6,249    109,690        0.0%
    UPM-Kymmene Oyj                                           65,812  1,259,778        0.3%
    Uponor Oyj                                                 5,194     80,136        0.0%
    Vaisala Oyj Class A                                          518     14,752        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FINLAND -- (Continued)
    Valmet Oyj                                                 9,505 $  119,356        0.0%
    YIT Oyj                                                   15,011    102,482        0.0%
                                                                     ----------        ---
TOTAL FINLAND                                                         8,445,362        1.8%
                                                                     ----------        ---
FRANCE -- (7.0%)
    ABC Arbitrage                                              3,596     24,888        0.0%
#   Accor SA                                                   9,735    431,097        0.1%
    Aeroports de Paris                                           963    121,212        0.0%
    Air Liquide SA                                             5,835    661,786        0.1%
    Airbus Group SE                                            6,999    437,560        0.1%
    Akka Technologies                                          1,556     50,173        0.0%
    Albioma SA                                                 2,563     41,787        0.0%
*   Alstom SA                                                  2,076     53,084        0.0%
    Altamir                                                    1,291     16,126        0.0%
    Alten SA                                                   3,037    187,518        0.0%
    Altran Technologies SA                                    11,924    176,975        0.0%
    April SA                                                   1,193     16,385        0.0%
    Arkema SA                                                  6,692    534,132        0.1%
    Assystem                                                     948     24,600        0.0%
    Atos SE                                                    7,538    670,932        0.2%
    AXA SA                                                    47,127  1,189,938        0.3%
    Axway Software SA                                            579     12,748        0.0%
    Beneteau SA                                                  497      5,774        0.0%
    BioMerieux                                                 1,713    221,100        0.1%
    BNP Paribas SA                                            18,549    982,335        0.2%
    Boiron SA                                                    620     49,698        0.0%
    Bonduelle SCA                                              1,635     48,263        0.0%
#   Bouygues SA                                               12,346    411,973        0.1%
    Bureau Veritas SA                                         12,840    304,349        0.1%
    Burelle SA                                                    39     36,172        0.0%
    Capgemini SA                                               2,986    278,721        0.1%
    Carrefour SA                                              20,411    578,261        0.1%
#   Casino Guichard Perrachon SA                               6,877    409,283        0.1%
*   Cegedim SA                                                   334      9,167        0.0%
    Cegid Group SA                                               726     51,343        0.0%
#*  CGG SA                                                    20,200     18,983        0.0%
    Chargeurs SA                                               2,820     28,783        0.0%
    Christian Dior SE                                            970    170,449        0.0%
    Cie de Saint-Gobain                                       23,557  1,079,441        0.2%
    Cie des Alpes                                                975     16,969        0.0%
    Cie Generale des Etablissements Michelin                  13,015  1,359,417        0.3%
    CNP Assurances                                            14,770    251,684        0.1%
*   Coface SA                                                  3,514     28,385        0.0%
    Credit Agricole SA                                        18,837    208,502        0.1%
    Danone SA                                                  8,665    607,099        0.1%
    Dassault Systemes                                          2,581    201,877        0.1%
    Derichebourg SA                                           13,919     44,378        0.0%
    Devoteam SA                                                  814     37,965        0.0%
#   Edenred                                                   12,472    246,018        0.1%
    Eiffage SA                                                 5,831    463,870        0.1%
    Electricite de France SA                                  11,210    161,053        0.0%
    Elior Group                                                7,348    157,953        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (Continued)
    Engie SA                                                  43,432 $716,343        0.2%
#*  Eramet                                                       319   12,716        0.0%
    Essilor International SA                                   4,502  582,811        0.1%
*   Esso SA Francaise                                            343   15,542        0.0%
*   Etablissements Maurel et Prom                             16,911   68,147        0.0%
    Euler Hermes Group                                         1,383  131,476        0.0%
    Euronext NV                                                2,285   96,591        0.0%
    Eutelsat Communications SA                                15,760  489,640        0.1%
    Exel Industries Class A                                      266   23,358        0.0%
    Faiveley Transport SA                                        228   24,816        0.0%
    Faurecia                                                   9,487  391,983        0.1%
    Fimalac                                                      134   15,053        0.0%
*   GameLoft SE                                                5,602   47,461        0.0%
    GFI Informatique SA                                        1,368   13,270        0.0%
    GL Events                                                    728   13,963        0.0%
    Groupe Crit                                                  441   29,069        0.0%
    Groupe Eurotunnel SE                                      12,743  162,699        0.0%
*   Groupe Fnac SA                                             1,250   72,121        0.0%
#   Groupe Gorge                                                 802   19,736        0.0%
    Guerbet                                                      699   45,913        0.0%
    Haulotte Group SA                                          1,255   19,574        0.0%
    Havas SA                                                   8,642   72,461        0.0%
    Hermes International                                         269   95,806        0.0%
*   Hipay Group SA                                               608    7,227        0.0%
    Iliad SA                                                     722  157,871        0.0%
    Imerys SA                                                  3,399  251,010        0.1%
#   Ingenico Group SA                                          2,454  289,272        0.1%
    Interparfums SA                                            1,070   28,303        0.0%
    Ipsen SA                                                   1,832  110,761        0.0%
    IPSOS                                                      4,292  127,982        0.0%
    Jacquet Metal Service                                      1,075   15,975        0.0%
    JCDecaux SA                                                3,553  157,425        0.0%
    Kering                                                     2,413  413,825        0.1%
    Korian SA                                                  3,628  114,332        0.0%
    L'Oreal SA                                                 2,445  444,124        0.1%
    Lagardere SCA                                             10,901  289,289        0.1%
*   Le Noble Age                                                 495   16,919        0.0%
    Lectra                                                     1,033   15,701        0.0%
    Legrand SA                                                 6,233  355,267        0.1%
    Linedata Services                                            592   27,092        0.0%
    LISI                                                       2,076   59,402        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        4,434  738,755        0.2%
    Maisons France Confort SA                                    251   11,774        0.0%
    Manitou BF SA                                              1,257   21,815        0.0%
    Mersen                                                     1,444   23,078        0.0%
#*  METabolic EXplorer SA                                      2,577    6,615        0.0%
    Metropole Television SA                                    4,186   79,410        0.0%
    MGI Coutier                                                1,593   33,932        0.0%
    Natixis SA                                                34,057  187,924        0.0%
*   Naturex                                                      655   55,231        0.0%
    Neopost SA                                                 3,101   75,964        0.0%
*   Nexans SA                                                  3,928  182,737        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Nexity SA                                                  3,074 $  164,769        0.0%
*   NRJ Group                                                  1,371     14,041        0.0%
    Numericable-SFR SA                                         1,374     45,018        0.0%
#   Oeneo SA                                                   2,943     24,375        0.0%
    Orange SA                                                 72,587  1,205,955        0.3%
    Orpea                                                      2,656    219,118        0.1%
*   Peugeot SA                                                38,447    619,618        0.1%
*   Pierre & Vacances SA                                         700     27,435        0.0%
    Plastic Omnium SA                                          6,824    226,126        0.1%
    Plastivaloire                                                169     13,670        0.0%
    PSB Industries SA                                            175      9,623        0.0%
    Publicis Groupe SA                                         4,225    312,664        0.1%
#   Rallye SA                                                  3,863     74,217        0.0%
    Rexel SA                                                  21,316    323,205        0.1%
    Rothschild & Co.                                             603     15,094        0.0%
    Rubis SCA                                                  2,824    220,608        0.1%
    Saft Groupe SA                                             2,924     90,840        0.0%
    Savencia SA                                                  249     16,530        0.0%
#   SCOR SE                                                   14,049    478,589        0.1%
    SEB SA                                                     2,743    307,311        0.1%
    SES SA                                                     8,743    238,865        0.1%
    Societe BIC SA                                             1,236    175,491        0.0%
    Societe Generale SA                                       18,815    740,317        0.2%
#   Societe Television Francaise 1                             8,654    104,236        0.0%
    Sodexo SA                                                  2,597    262,358        0.1%
#*  SOITEC                                                    20,285     13,709        0.0%
#*  Solocal Group                                              2,652     15,844        0.0%
    Somfy SA                                                     112     40,895        0.0%
    Sopra Steria Group                                         1,416    164,651        0.0%
*   Stallergenes Greer P.L.C.                                    337     10,268        0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   9,368     38,496        0.0%
    Stef SA                                                      571     43,097        0.0%
    STMicroelectronics NV(5962332)                            54,622    335,839        0.1%
    STMicroelectronics NV(2430025)                             3,197     19,630        0.0%
#*  Store Electronic                                             567     14,284        0.0%
#   Suez Environnement Co.                                    11,436    210,761        0.1%
    Sword Group                                                  425     11,414        0.0%
    Synergie SA                                                1,688     50,960        0.0%
    Tarkett SA                                                 2,143     69,911        0.0%
    Technicolor SA                                            23,046    158,079        0.0%
#   Technip SA                                                 9,630    564,415        0.1%
    Teleperformance                                            6,595    592,377        0.1%
    Tessi SA                                                     127     21,051        0.0%
#   TFF Group                                                     95     10,395        0.0%
    Thermador Groupe                                             236     21,563        0.0%
#   Total Gabon                                                   46      7,415        0.0%
    Total SA                                                  77,183  3,900,890        0.8%
    Total SA Sponsored ADR                                     1,790     90,855        0.0%
    Trigano SA                                                 1,173     68,803        0.0%
*   UBISOFT Entertainment                                     14,365    416,945        0.1%
    Union Financiere de France BQE SA                            410     12,261        0.0%
    Valeo SA                                                   2,889    458,250        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FRANCE -- (Continued)
#   Vallourec SA                                               20,813 $   108,384        0.0%
#*  Valneva SE                                                  6,822      26,491        0.0%
#   Veolia Environnement SA                                     8,919     219,100        0.1%
    Veolia Environnement SA ADR                                 1,130      27,086        0.0%
    Vicat SA                                                    1,242      86,459        0.0%
    Vilmorin & Cie SA                                             609      43,565        0.0%
    Vinci SA                                                   10,373     774,742        0.2%
    Virbac SA                                                     188      34,285        0.0%
    Vivendi SA                                                 33,115     636,150        0.1%
*   Worldline SA                                                2,133      59,810        0.0%
    Zodiac Aerospace                                            9,481     222,439        0.1%
                                                                      -----------        ---
TOTAL FRANCE                                                           36,111,409        7.5%
                                                                      -----------        ---
GERMANY -- (6.1%)
    Aareal Bank AG                                              8,055     286,759        0.1%
    Adler Modemaerkte AG                                        1,392      13,229        0.0%
*   ADVA Optical Networking SE                                  3,274      34,938        0.0%
#*  AIXTRON SE                                                  9,653      48,081        0.0%
    Allianz SE                                                  8,175   1,390,795        0.3%
    Amadeus Fire AG                                               412      30,973        0.0%
    Aurubis AG                                                  3,930     213,580        0.1%
    Axel Springer SE                                            3,887     217,349        0.1%
    BASF SE                                                    29,579   2,447,094        0.5%
    Bayerische Motoren Werke AG                                17,951   1,660,711        0.4%
#   BayWa AG                                                    1,736      60,688        0.0%
    Bechtle AG                                                  1,233     128,953        0.0%
#   Bertrandt AG                                                  762      88,197        0.0%
    Bijou Brigitte AG                                             354      22,851        0.0%
#   Bilfinger SE                                                4,306     187,967        0.0%
    Biotest AG                                                  1,074      20,535        0.0%
    Borussia Dortmund GmbH & Co. KGaA                          10,444      46,950        0.0%
    BRAAS Monier Building Group SA                                409      11,370        0.0%
    Brenntag AG                                                 6,899     405,238        0.1%
    CANCOM SE                                                   1,491      76,079        0.0%
    Carl Zeiss Meditec AG                                       2,414      78,857        0.0%
    CENIT AG                                                      720      17,143        0.0%
    CENTROTEC Sustainable AG                                    1,427      23,633        0.0%
    Cewe Stiftung & Co. KGAA                                      784      49,442        0.0%
#   Clere AG                                                      864      26,345        0.0%
    Comdirect Bank AG                                           2,126      24,216        0.0%
    Commerzbank AG                                             30,412     285,184        0.1%
    CompuGroup Medical SE                                       1,461      57,416        0.0%
    Continental AG                                              1,979     435,802        0.1%
*   CropEnergies AG                                             3,497      17,250        0.0%
    CTS Eventim AG & Co. KGaA                                   3,590     125,991        0.0%
    Delticom AG                                                   534       9,798        0.0%
#   Deutsche Bank AG                                           26,499     502,421        0.1%
    Deutsche Beteiligungs AG                                      700      20,714        0.0%
    Deutsche Boerse AG                                          4,264     350,878        0.1%
    Deutsche EuroShop AG                                        3,259     152,058        0.0%
    Deutsche Telekom AG                                       109,639   1,924,540        0.4%
    Deutsche Wohnen AG                                         14,525     445,360        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
*   Dialog Semiconductor P.L.C.                                 5,119 $  178,533        0.0%
    DIC Asset AG                                                5,386     49,666        0.0%
    DMG Mori AG                                                 5,319    254,990        0.1%
    Dr Hoenle AG                                                  513     13,536        0.0%
    Draegerwerk AG & Co. KGaA                                     215     13,085        0.0%
#   Drillisch AG                                                2,707    111,951        0.0%
    Duerr AG                                                    3,309    265,510        0.1%
    E.ON SE                                                   171,974  1,782,368        0.4%
    Eckert & Ziegler AG                                           144      3,196        0.0%
    Elmos Semiconductor AG                                      1,399     17,563        0.0%
    ElringKlinger AG                                            4,461    109,512        0.0%
*   Euromicron AG                                                 463      4,196        0.0%
*   Evotec AG                                                   4,707     18,792        0.0%
    Fielmann AG                                                 1,780    131,527        0.0%
    Fraport AG Frankfurt Airport Services Worldwide             3,984    241,521        0.1%
#   Freenet AG                                                  9,137    279,696        0.1%
    Fresenius Medical Care AG & Co. KGaA                        5,967    519,350        0.1%
    Fuchs Petrolub SE                                           1,860     68,641        0.0%
    GEA Group AG                                                5,529    256,930        0.1%
    Gerresheimer AG                                             3,788    282,515        0.1%
#   Gerry Weber International AG                                1,999     28,886        0.0%
    Gesco AG                                                      300     25,066        0.0%
    GFK SE                                                      1,682     65,552        0.0%
    GFT Technologies SE                                         1,156     28,418        0.0%
    Grammer AG                                                  2,325     90,067        0.0%
*   H&R AG                                                      3,048     35,992        0.0%
    Hamburger Hafen und Logistik AG                             2,912     45,725        0.0%
    Hannover Rueck SE                                           2,043    233,558        0.1%
    HeidelbergCement AG                                         4,706    419,028        0.1%
#*  Heidelberger Druckmaschinen AG                             32,271     72,936        0.0%
    Hella KGaA Hueck & Co.                                      1,083     41,457        0.0%
    Henkel AG & Co. KGaA                                        1,236    125,732        0.0%
    Highlight Communications AG                                 1,578     10,516        0.0%
    Hochtief AG                                                 2,360    303,194        0.1%
    Hornbach Baumarkt AG                                          657     20,380        0.0%
    Hugo Boss AG                                                2,770    176,770        0.0%
    Indus Holding AG                                            2,330    118,901        0.0%
    Infineon Technologies AG                                   29,009    413,888        0.1%
    Isra Vision AG                                                295     20,937        0.0%
    Jenoptik AG                                                 5,116     80,033        0.0%
#   K+S AG                                                     11,836    295,430        0.1%
    KION Group AG                                               3,751    204,833        0.1%
    Kloeckner & Co. SE                                         15,471    180,598        0.0%
*   Koenig & Bauer AG                                           1,220     45,724        0.0%
#*  Kontron AG                                                  4,757     15,716        0.0%
    Krones AG                                                   1,097    125,292        0.0%
#   KUKA AG                                                     1,933    190,925        0.1%
    KWS Saat SE                                                   192     66,627        0.0%
    Lanxess AG                                                  8,290    434,144        0.1%
    LEG Immobilien AG                                           3,353    311,038        0.1%
    Leifheit AG                                                   196     12,580        0.0%
    Leoni AG                                                    3,806    137,543        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
GERMANY -- (Continued)
    Linde AG                                                   3,730 $  570,697        0.1%
#   LPKF Laser & Electronics AG                                1,349     11,237        0.0%
#*  Manz AG                                                      224      9,427        0.0%
    Metro AG                                                  21,023    670,711        0.1%
    MLP AG                                                     1,362      5,307        0.0%
#   MTU Aero Engines AG                                        6,630    626,845        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG              2,889    537,081        0.1%
    Nemetschek SE                                              1,564     87,520        0.0%
*   Nordex SE                                                  4,366    122,865        0.0%
    Norma Group SE                                             3,278    169,252        0.0%
    OHB SE                                                       906     19,979        0.0%
    Osram Licht AG                                             6,432    335,872        0.1%
*   Patrizia Immobilien AG                                     3,515     81,520        0.0%
    Pfeiffer Vacuum Technology AG                              1,197    128,929        0.0%
    PNE Wind AG                                                5,986     14,999        0.0%
#   ProSiebenSat.1 Media SE                                    5,384    275,042        0.1%
    Puma SE                                                      253     57,692        0.0%
*   QIAGEN NV(5732825)                                        15,308    344,287        0.1%
*   QIAGEN NV(2437907)                                           526     11,814        0.0%
#   QSC AG                                                    19,099     29,665        0.0%
#   R Stahl AG                                                   573     19,454        0.0%
    Rational AG                                                  217    110,280        0.0%
    RTL Group SA                                                 916     76,694        0.0%
*   RWE AG                                                    48,277    723,314        0.2%
    S&T AG                                                     2,382     18,965        0.0%
#   SAF-Holland SA                                             3,516     41,507        0.0%
#   Salzgitter AG                                              5,163    175,010        0.0%
    SAP SE                                                     5,344    419,296        0.1%
    SAP SE Sponsored ADR                                         555     43,634        0.0%
    Schaltbau Holding AG                                         890     48,014        0.0%
#*  SGL Carbon SE                                              3,213     37,659        0.0%
    SHW AG                                                       419     12,109        0.0%
    Siemens AG                                                15,099  1,580,084        0.3%
#*  SMA Solar Technology AG                                    1,104     58,751        0.0%
    Softing AG                                                   978     15,628        0.0%
    Software AG                                                4,553    174,300        0.0%
*   Solarworld AG                                                 19        177        0.0%
    Stada Arzneimittel AG                                      8,166    347,203        0.1%
#   Stroeer SE & Co KGaA                                       1,993     98,317        0.0%
    Suedzucker AG                                              9,880    174,461        0.0%
*   Suess MicroTec AG                                          1,897     20,188        0.0%
    Surteco SE                                                   767     19,572        0.0%
    Symrise AG                                                 5,390    357,740        0.1%
    TAG Immobilien AG                                          8,503    113,060        0.0%
    Takkt AG                                                   3,803     79,484        0.0%
*   Talanx AG                                                  5,690    189,366        0.1%
    Technotrans AG                                               778     16,052        0.0%
    Telefonica Deutschland Holding AG                         23,268    118,387        0.0%
    ThyssenKrupp AG                                            9,025    210,299        0.1%
    TLG Immobilien AG                                          2,058     43,593        0.0%
#*  Tom Tailor Holding AG                                      1,823      9,323        0.0%
*   Tomorrow Focus AG                                          2,016      6,003        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
GERMANY -- (Continued)
    United Internet AG                                          4,845 $   236,815        0.1%
#   VERBIO Vereinigte BioEnergie AG                             1,175      11,415        0.0%
    Vonovia SE                                                  7,636     257,395        0.1%
*   Vossloh AG                                                  1,231      85,304        0.0%
#   VTG AG                                                      1,400      43,481        0.0%
#   Wacker Chemie AG                                            1,964     188,703        0.1%
    Wacker Neuson SE                                            3,055      51,751        0.0%
    Washtec AG                                                  1,577      63,929        0.0%
*   Wincor Nixdorf AG                                           1,995     109,189        0.0%
#   Wirecard AG                                                 1,379      59,726        0.0%
    XING AG                                                       257      48,792        0.0%
                                                                      -----------        ---
TOTAL GERMANY                                                          31,545,114        6.5%
                                                                      -----------        ---
HONG KONG -- (2.5%)
    Agritrade Resources, Ltd.                                  75,000      15,711        0.0%
    AIA Group, Ltd.                                           232,600   1,389,037        0.3%
    APT Satellite Holdings, Ltd.                               40,750      32,338        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.            3,000       4,236        0.0%
#   ASM Pacific Technology, Ltd.                               19,300     138,706        0.0%
#   Bank of East Asia, Ltd. (The)                              61,656     223,291        0.1%
    BOC Hong Kong Holdings, Ltd.                              102,500     305,499        0.1%
    Bonjour Holdings, Ltd.                                    234,000       9,623        0.0%
    Bright Smart Securities & Commodities Group, Ltd.          84,000      23,580        0.0%
#   Brightoil Petroleum Holdings, Ltd.                        172,000      54,453        0.0%
*   Burwill Holdings, Ltd.                                    460,000      16,882        0.0%
    Cafe de Coral Holdings, Ltd.                               16,000      48,305        0.0%
*   CAR, Inc.                                                  30,000      34,174        0.0%
    Cathay Pacific Airways, Ltd.                              111,000     176,402        0.1%
    Cheung Kong Infrastructure Holdings, Ltd.                  13,000     122,770        0.0%
    Cheung Kong Property Holdings, Ltd.                        45,308     309,430        0.1%
    Chevalier International Holdings, Ltd.                      4,000       6,299        0.0%
*   China Energy Development Holdings, Ltd.                   412,000       5,234        0.0%
    Chinese Estates Holdings, Ltd.                              7,500      18,608        0.0%
    Chow Sang Sang Holdings International, Ltd.                31,000      50,269        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                        58,400      40,592        0.0%
    Chuang's Consortium International, Ltd.                   140,000      18,185        0.0%
    CITIC Telecom International Holdings, Ltd.                148,000      61,444        0.0%
    CK Hutchison Holdings, Ltd.                                45,308     541,756        0.1%
    CK Life Sciences Int'l Holdings, Inc.                     244,000      23,233        0.0%
    CLP Holdings, Ltd.                                         23,000     212,635        0.1%
*   Convoy Financial Holdings, Ltd.                           576,000      23,296        0.0%
    CSI Properties, Ltd.                                      390,000      11,846        0.0%
    CW Group Holdings, Ltd.                                    37,500      11,060        0.0%
    Dah Sing Banking Group, Ltd.                               50,928      90,867        0.0%
    Dah Sing Financial Holdings, Ltd.                          21,320     145,696        0.0%
    Dan Form Holdings Co., Ltd.                                53,000      10,297        0.0%
    Emperor Capital Group, Ltd.                               366,000      32,392        0.0%
    Emperor Watch & Jewellery, Ltd.                           520,000      11,899        0.0%
#*  Esprit Holdings, Ltd.                                     174,900     153,015        0.0%
#   Fairwood Holdings, Ltd.                                     5,500      19,476        0.0%
    Far East Consortium International, Ltd.                   153,692      51,209        0.0%
    FIH Mobile, Ltd.                                          227,000      97,486        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
    First Pacific Co., Ltd.                                     218,000 $138,050        0.0%
#   Future Bright Holdings, Ltd.                                 48,000    5,483        0.0%
    G-Resources Group, Ltd.                                   1,665,600   38,266        0.0%
#*  GCL New Energy Holdings, Ltd.                               480,000   23,738        0.0%
*   Get Nice Financial Group, Ltd.                               13,500    1,984        0.0%
    Get Nice Holdings, Ltd.                                     540,000   19,428        0.0%
#   Giordano International, Ltd.                                166,000   74,994        0.0%
*   Global Brands Group Holding, Ltd.                           560,000   66,209        0.0%
    Guotai Junan International Holdings, Ltd.                    93,000   31,084        0.0%
    Haitong International Securities Group, Ltd.                170,149   97,926        0.0%
    Hang Lung Group, Ltd.                                        68,000  209,011        0.1%
    Hang Lung Properties, Ltd.                                   98,000  195,135        0.1%
    Hang Seng Bank, Ltd.                                         17,500  317,284        0.1%
    Hanison Construction Holdings, Ltd.                          26,565    4,434        0.0%
    Henderson Land Development Co., Ltd.                          2,000   12,465        0.0%
*   Hi-Level Technology Holdings, Ltd.                            4,608      275        0.0%
    HK Electric Investments & HK Electric Investments, Ltd.      20,000   17,984        0.0%
    HKR International, Ltd.                                      72,800   29,867        0.0%
    HKT Trust & HKT, Ltd.                                        71,000  102,661        0.0%
    Hong Kong & China Gas Co., Ltd.                              76,692  142,761        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      3,200   20,812        0.0%
    Hong Kong Exchanges and Clearing, Ltd.                        9,277  233,967        0.1%
*   Hong Kong Television Network, Ltd.                           55,000   11,797        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       34,500   41,113        0.0%
    Hongkong Chinese, Ltd.                                       84,000   17,501        0.0%
    Hopewell Holdings, Ltd.                                      38,000  127,992        0.0%
#   Hsin Chong Group Holding, Ltd.                              202,000   21,093        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       190,000   66,710        0.0%
    Hysan Development Co., Ltd.                                  21,000   92,788        0.0%
*   Imagi International Holdings, Ltd.                          840,000    9,614        0.0%
*   International Standard Resources Holdings, Ltd.             500,000    9,296        0.0%
    IT, Ltd.                                                     56,000   13,833        0.0%
    ITC Corp., Ltd.                                             190,000   15,633        0.0%
    Johnson Electric Holdings, Ltd.                              39,375  116,111        0.0%
    K Wah International Holdings, Ltd.                          132,463   63,997        0.0%
    Kerry Logistics Network, Ltd.                                53,000   74,748        0.0%
    Kerry Properties, Ltd.                                       55,000  149,810        0.0%
    Kowloon Development Co., Ltd.                                46,000   44,204        0.0%
    L'Occitane International SA                                  26,000   49,908        0.0%
    Lai Sun Development Co., Ltd.                             2,141,000   31,917        0.0%
#   Li & Fung, Ltd.                                             336,000  207,802        0.1%
    Lifestyle International Holdings, Ltd.                       46,500   77,028        0.0%
    Lippo China Resources, Ltd.                                 210,000    6,895        0.0%
    Liu Chong Hing Investment, Ltd.                              16,000   18,038        0.0%
#   Luk Fook Holdings International, Ltd.                        36,000   81,804        0.0%
    Magnificent Hotel Investment, Ltd.                          102,000    2,520        0.0%
    Man Wah Holdings, Ltd.                                       70,400   82,100        0.0%
*   Mason Financial Holdings, Ltd.                              120,000    4,859        0.0%
*   Midland Holdings, Ltd.                                       64,000   20,356        0.0%
    Miramar Hotel & Investment                                   10,000   18,355        0.0%
*   Mongolian Mining Corp.                                       90,000      788        0.0%
    MTR Corp., Ltd.                                              25,000  123,759        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
HONG KONG -- (Continued)
    New World Development Co., Ltd.                           278,622 $277,450        0.1%
    Newocean Energy Holdings, Ltd.                            120,000   40,994        0.0%
    NWS Holdings, Ltd.                                         55,614   84,617        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.    320,000   20,993        0.0%
    Orient Overseas International, Ltd.                        24,000   91,214        0.0%
#*  Pacific Basin Shipping, Ltd.                              223,000   37,576        0.0%
    Pacific Textiles Holdings, Ltd.                            52,000   66,817        0.0%
    PCCW, Ltd.                                                385,000  261,096        0.1%
    Pico Far East Holdings, Ltd.                               32,000    8,738        0.0%
    Playmates Holdings, Ltd.                                   14,000   17,841        0.0%
    Playmates Toys, Ltd.                                       96,000   24,975        0.0%
    Polytec Asset Holdings, Ltd.                              160,000   13,819        0.0%
    Power Assets Holdings, Ltd.                                19,500  185,525        0.1%
    Prada SpA                                                  15,500   52,495        0.0%
#   Regal Hotels International Holdings, Ltd.                  30,000   14,461        0.0%
#   SA SA International Holdings, Ltd.                         68,444   20,860        0.0%
    Samsonite International SA                                 75,300  241,685        0.1%
    SAS Dragon Holdings, Ltd.                                  64,000   10,697        0.0%
#   SEA Holdings, Ltd.                                          8,000   25,787        0.0%
*   SEEC Media Group, Ltd.                                    700,000   11,595        0.0%
    Shangri-La Asia, Ltd.                                     162,000  198,115        0.1%
#   Shenwan Hongyuan HK, Ltd.                                  67,500   32,663        0.0%
*   Shun Ho Technology Holdings, Ltd.                           1,683      564        0.0%
    Shun Tak Holdings, Ltd.                                   148,000   49,230        0.0%
    Singamas Container Holdings, Ltd.                         136,000   14,520        0.0%
    Sino Land Co., Ltd.                                        89,931  141,187        0.0%
    Sitoy Group Holdings, Ltd.                                 46,000   16,702        0.0%
*   Skyway Securities Group, Ltd.                             500,000   13,421        0.0%
    SmarTone Telecommunications Holdings, Ltd.                 38,000   62,622        0.0%
*   SOCAM Development, Ltd.                                    24,000   11,918        0.0%
    Soundwill Holdings, Ltd.                                    6,000    7,859        0.0%
    Stella International Holdings, Ltd.                        40,000  100,913        0.0%
    Sun Hung Kai & Co., Ltd.                                   59,000   34,522        0.0%
    Sun Hung Kai Properties, Ltd.                              34,196  430,976        0.1%
    Swire Pacific, Ltd. Class A                                25,500  276,476        0.1%
    Swire Pacific, Ltd. Class B                                27,500   53,547        0.0%
    Swire Properties, Ltd.                                     14,400   37,483        0.0%
    Techtronic Industries Co., Ltd.                            57,000  214,041        0.1%
    Television Broadcasts, Ltd.                                34,600  129,302        0.0%
    Texwinca Holdings, Ltd.                                    70,000   68,072        0.0%
    Tradelink Electronic Commerce, Ltd.                       100,000   22,117        0.0%
#   Transport International Holdings, Ltd.                     23,200   63,199        0.0%
#   Trinity, Ltd.                                              32,000    3,330        0.0%
*   TSC Group Holdings, Ltd.                                   51,000    7,680        0.0%
    Tsui Wah Holdings, Ltd.                                    56,000   10,862        0.0%
#*  United Laboratories International Holdings, Ltd. (The)     58,000   24,107        0.0%
#   Value Partners Group, Ltd.                                 94,000   89,728        0.0%
    Varitronix International, Ltd.                             38,000   30,327        0.0%
    Victory City International Holdings, Ltd.                 166,662   11,551        0.0%
    Vitasoy International Holdings, Ltd.                       52,000   97,212        0.0%
#   VST Holdings, Ltd.                                         70,000   16,009        0.0%
    VTech Holdings, Ltd.                                        8,300   85,788        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
HONG KONG -- (Continued)
*   WH Group, Ltd.                                              277,000 $   224,096        0.1%
    Wharf Holdings, Ltd. (The)                                   40,000     215,945        0.1%
    Wheelock & Co., Ltd.                                         40,000     184,670        0.1%
    Xinyi Glass Holdings, Ltd.                                  216,000     146,580        0.0%
    Yue Yuen Industrial Holdings, Ltd.                           55,000     200,687        0.1%
    Yugang International, Ltd.                                  898,000      16,730        0.0%
                                                                        -----------        ---
TOTAL HONG KONG                                                          12,781,404        2.6%
                                                                        -----------        ---
IRELAND -- (0.5%)
*   Bank of Ireland                                           1,159,451     352,098        0.1%
    CRH P.L.C.                                                    3,476     101,162        0.0%
    CRH P.L.C. Sponsored ADR                                     21,179     616,521        0.1%
    Datalex P.L.C.                                                7,778      26,153        0.0%
*   FBD Holdings P.L.C.                                           1,219       8,908        0.0%
    Glanbia P.L.C.                                                8,565     161,665        0.0%
    IFG Group P.L.C.                                              4,791      11,410        0.0%
*   Independent News & Media P.L.C.                              56,438      10,346        0.0%
    Irish Continental Group P.L.C.                                9,377      55,379        0.0%
    Kerry Group P.L.C. Class A                                    3,798     338,677        0.1%
    Kingspan Group P.L.C.                                        15,616     411,542        0.1%
    Smurfit Kappa Group P.L.C.                                   16,287     432,313        0.1%
                                                                        -----------        ---
TOTAL IRELAND                                                             2,526,174        0.5%
                                                                        -----------        ---
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                               1,922      24,775        0.0%
#*  Africa Israel Investments, Ltd.                              13,388       5,674        0.0%
    Africa Israel Properties, Ltd.                                  766      11,000        0.0%
*   Airport City, Ltd.                                            5,049      49,417        0.0%
*   Allot Communications, Ltd.                                    2,708      14,100        0.0%
    Alrov Properties and Lodgings, Ltd.                             511      11,326        0.0%
    Amot Investments, Ltd.                                       13,239      48,121        0.0%
    Avgol Industries 1953, Ltd.                                  10,837      11,955        0.0%
    Azrieli Group, Ltd.                                           2,261      90,575        0.0%
    Bank Hapoalim BM                                             34,245     176,407        0.1%
*   Bank Leumi Le-Israel BM                                      44,180     164,187        0.1%
    Bayside Land Corp.                                               42      14,584        0.0%
#   Bezeq The Israeli Telecommunication Corp., Ltd.              65,094     137,182        0.1%
    Big Shopping Centers, Ltd.                                      224      13,357        0.0%
    Blue Square Real Estate, Ltd.                                   266       9,318        0.0%
    Brack Capital Properties NV                                     173      12,880        0.0%
*   Cellcom Israel, Ltd.                                          3,337      24,994        0.0%
*   Ceragon Networks, Ltd.                                          170         195        0.0%
*   Clal Biotechnology Industries, Ltd.                           6,520       5,198        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                     1,499      18,509        0.0%
*   Compugen, Ltd.                                                2,798      19,152        0.0%
    Delek Automotive Systems, Ltd.                                4,902      45,617        0.0%
    Delek Group, Ltd.                                               184      32,342        0.0%
    Delta-Galil Industries, Ltd.                                  1,086      29,885        0.0%
    Direct Insurance Financial Investments, Ltd.                  2,037      15,597        0.0%
#   El Al Israel Airlines                                        29,444      24,088        0.0%
    Electra, Ltd.                                                   214      28,043        0.0%
*   Equital, Ltd.                                                   561       9,626        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ISRAEL -- (Continued)
*   Evogene, Ltd.                                               2,044 $   15,033        0.0%
    First International Bank Of Israel, Ltd.                    6,249     79,169        0.0%
    Formula Systems 1985, Ltd.                                    973     31,187        0.0%
#   Fox Wizel, Ltd.                                               845     14,853        0.0%
    Frutarom Industries, Ltd.                                   2,055    106,858        0.0%
*   Gilat Satellite Networks, Ltd.                              5,775     25,299        0.0%
    Harel Insurance Investments & Financial Services, Ltd.     13,869     54,536        0.0%
    IDI Insurance Co., Ltd.                                       315     16,392        0.0%
    Israel Chemicals, Ltd.                                     18,170     90,522        0.0%
*   Israel Discount Bank, Ltd. Class A                         87,778    146,497        0.1%
*   Jerusalem Oil Exploration                                   1,238     51,862        0.0%
*   Kamada, Ltd.                                                2,567      9,949        0.0%
    Matrix IT, Ltd.                                             3,922     26,741        0.0%
#*  Mazor Robotics, Ltd. Sponsored ADR                          1,767     21,204        0.0%
    Melisron, Ltd.                                              1,013     39,334        0.0%
*   Menora Mivtachim Holdings, Ltd.                             2,952     25,723        0.0%
    Migdal Insurance & Financial Holding, Ltd.                 30,414     22,326        0.0%
    Mivtach Shamir Holdings, Ltd.                                 361      7,562        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 12,348    143,622        0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                        3,347     17,078        0.0%
    NICE-Systems, Ltd. Sponsored ADR                            1,566     99,989        0.0%
*   Nova Measuring Instruments, Ltd.                            2,172     23,912        0.0%
*   Oil Refineries, Ltd.                                      135,456     49,239        0.0%
*   Partner Communications Co., Ltd.                            9,429     48,943        0.0%
*   Partner Communications Co., Ltd. ADR                        1,321      6,697        0.0%
    Paz Oil Co., Ltd.                                             581     90,695        0.0%
*   Phoenix Holdings, Ltd. (The)                                  361        933        0.0%
    Plasson Industries, Ltd.                                      286      7,665        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          443     18,198        0.0%
    Sapiens International Corp. NV                              1,873     23,381        0.0%
    Shikun & Binui, Ltd.                                       29,617     56,616        0.0%
    Shufersal, Ltd.                                            12,525     42,509        0.0%
    Strauss Group, Ltd.                                         1,469     23,557        0.0%
*   Summit Real Estate Holdings, Ltd.                           2,822     14,961        0.0%
*   Tower Semiconductor, Ltd.(M87915274)                        1,998     23,357        0.0%
*   Tower Semiconductor, Ltd.(6320605)                            392      4,568        0.0%
                                                                      ----------        ---
TOTAL ISRAEL                                                           2,529,071        0.5%
                                                                      ----------        ---
ITALY -- (2.8%)
    A2A SpA                                                   105,533    150,844        0.0%
    ACEA SpA                                                    3,539     52,055        0.0%
    Amplifon SpA                                                4,092     37,682        0.0%
    Anima Holding SpA                                           7,455     52,946        0.0%
    Ansaldo STS SpA                                             5,803     70,446        0.0%
*   Arnoldo Mondadori Editore SpA                              26,239     29,975        0.0%
    Ascopiave SpA                                               4,239     11,589        0.0%
    Assicurazioni Generali SpA                                 45,935    702,327        0.2%
#   Astaldi SpA                                                 7,476     36,700        0.0%
    Atlantia SpA                                               10,047    280,043        0.1%
*   Autogrill SpA                                               8,558     72,629        0.0%
    Azimut Holding SpA                                          8,978    226,617        0.1%
#*  Banca Carige SpA                                            6,000      4,922        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ITALY -- (Continued)
    Banca Generali SpA                                          5,023 $  149,470        0.0%
    Banca IFIS SpA                                              2,911     83,444        0.0%
    Banca Mediolanum SpA                                       21,646    178,485        0.1%
*   Banca Monte dei Paschi di Siena SpA                        61,644     49,969        0.0%
    Banca Popolare dell'Emilia Romagna SC                      51,583    302,460        0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                 25,725         --        0.0%
    Banca Popolare di Milano Scarl                            503,831    383,429        0.1%
    Banca Popolare di Sondrio SCARL                            36,626    136,994        0.0%
    Banco di Desio e della Brianza SpA                          2,839      8,006        0.0%
    Banco Popolare SC                                          35,400    250,660        0.1%
    BasicNet SpA                                                5,935     24,312        0.0%
    BI Esse SpA                                                 1,697     25,852        0.0%
    Brembo SpA                                                  2,039    109,702        0.0%
#   Brunello Cucinelli SpA                                      1,103     21,657        0.0%
    Buzzi Unicem SpA                                            8,557    162,536        0.0%
    Cementir Holding SpA                                        7,248     38,265        0.0%
    Cerved Information Solutions SpA                            5,934     47,838        0.0%
*   CIR-Compagnie Industriali Riunite SpA                      43,582     54,353        0.0%
    Credito Emiliano SpA                                       11,252     81,408        0.0%
*   Credito Valtellinese SC                                   125,243     98,067        0.0%
*   d'Amico International Shipping SA                          18,243      9,286        0.0%
    Danieli & C Officine Meccaniche SpA                         1,892     41,529        0.0%
    Datalogic SpA                                               1,853     33,755        0.0%
    De' Longhi SpA                                              3,469     80,085        0.0%
    DeA Capital SpA                                            12,414     18,565        0.0%
    DiaSorin SpA                                                1,826    106,741        0.0%
    Ei Towers SpA                                                 831     48,783        0.0%
    El.En. SpA                                                    572     28,300        0.0%
    Enel SpA                                                  150,825    685,473        0.2%
    Engineering SpA                                               453     34,283        0.0%
    Eni SpA                                                    94,489  1,543,660        0.3%
    Eni SpA Sponsored ADR                                       3,109    101,882        0.0%
    ERG SpA                                                     6,352     82,812        0.0%
    Esprinet SpA                                                4,821     42,172        0.0%
    Falck Renewables SpA                                       15,891     17,671        0.0%
*   Ferrari NV                                                  4,711    212,916        0.1%
    Fiat Chrysler Automobiles NV                               47,111    379,275        0.1%
    FinecoBank Banca Fineco SpA                                10,677     86,011        0.0%
    FNM SpA                                                    35,502     19,342        0.0%
*   Geox SpA                                                   10,145     32,828        0.0%
*   Gruppo Editoriale L'Espresso SpA                           13,362     14,313        0.0%
    Gruppo MutuiOnline SpA                                      1,329     11,070        0.0%
    Hera SpA                                                   47,779    143,912        0.0%
#*  IMMSI SpA                                                  14,941      7,470        0.0%
    Industria Macchine Automatiche SpA                          1,155     67,419        0.0%
*   Intek Group SpA                                            25,413      6,636        0.0%
    Interpump Group SpA                                         6,321     91,219        0.0%
    Intesa Sanpaolo SpA                                       263,850    733,450        0.2%
    Iren SpA                                                   39,880     73,847        0.0%
    Italcementi SpA                                            20,651    245,052        0.1%
    Italmobiliare SpA                                             631     27,493        0.0%
*   Juventus Football Club SpA                                 81,554     23,911        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
ITALY -- (Continued)
    La Doria SpA                                                1,769 $    25,777        0.0%
    Luxottica Group SpA                                         1,826      99,644        0.0%
    Luxottica Group SpA Sponsored ADR                             763      41,759        0.0%
#*  Maire Tecnimont SpA                                         5,901      17,964        0.0%
    MARR SpA                                                    2,612      53,209        0.0%
    Mediaset SpA                                               51,556     232,913        0.1%
    Mediobanca SpA                                             44,350     365,331        0.1%
    Moleskine SpA                                              13,202      30,450        0.0%
    Moncler SpA                                                 6,860     111,501        0.0%
    Parmalat SpA                                               24,905      69,461        0.0%
#   Piaggio & C SpA                                            17,804      39,571        0.0%
#   Prima Industrie SpA                                           595       7,506        0.0%
    Prysmian SpA                                               11,564     273,591        0.1%
#   Recordati SpA                                               6,600     167,943        0.1%
    Reply SpA                                                     331      47,135        0.0%
*   Safilo Group SpA                                            3,432      30,328        0.0%
*   Saipem SpA                                                219,880     105,653        0.0%
    Salini Impregilo SpA                                       35,532     155,841        0.0%
#   Salvatore Ferragamo SpA                                     3,179      73,684        0.0%
*   Saras SpA                                                  42,932      74,989        0.0%
    SAVE SpA                                                      709      10,934        0.0%
    Snam SpA                                                   35,090     214,589        0.1%
    Societa Cattolica di Assicurazioni SCRL                    17,048     118,680        0.0%
    Societa Iniziative Autostradali e Servizi SpA              10,349     108,243        0.0%
*   Sogefi SpA                                                  7,836      14,332        0.0%
    SOL SpA                                                     2,335      20,603        0.0%
#   Tamburi Investment Partners SpA                             2,892      10,399        0.0%
*   Telecom Italia SpA                                        789,841     771,258        0.2%
    Tenaris SA                                                  8,547     115,577        0.0%
    Tenaris SA ADR                                                440      11,911        0.0%
    Terna Rete Elettrica Nazionale SpA                         64,082     361,951        0.1%
*   Tiscali SpA                                               259,219      16,033        0.0%
#   Tod's SpA                                                   1,161      80,430        0.0%
    Trevi Finanziaria Industriale SpA                           7,195      11,625        0.0%
    UniCredit SpA                                             154,900     600,703        0.1%
    Unione di Banche Italiane SpA                              65,335     277,713        0.1%
    Unipol Gruppo Finanziario SpA                              49,535     212,670        0.1%
    UnipolSai SpA                                             122,700     287,124        0.1%
*   Yoox Net-A-Porter Group SpA                                 3,481     102,136        0.0%
    Zignago Vetro SpA                                           1,654      10,962        0.0%
                                                                      -----------        ---
TOTAL ITALY                                                            14,368,966        3.0%
                                                                      -----------        ---
JAPAN -- (19.7%)
    77 Bank, Ltd. (The)                                        39,000     136,826        0.0%
    ABC-Mart, Inc.                                                600      38,935        0.0%
    Accordia Golf Co., Ltd.                                     4,100      38,920        0.0%
    Achilles Corp.                                             21,000      26,828        0.0%
#*  Acom Co., Ltd.                                              3,200      16,693        0.0%
    Adastria Co., Ltd.                                          3,180     105,388        0.0%
    ADEKA Corp.                                                11,200     157,067        0.1%
    Aderans Co., Ltd.                                           3,600      18,100        0.0%
    Advan Co., Ltd.                                               900       8,630        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
#   Advantest Corp.                                           10,500 $ 99,684        0.0%
#   Aeon Co., Ltd.                                            52,366  784,718        0.2%
    Aeon Delight Co., Ltd.                                     1,500   41,416        0.0%
#   Aeon Fantasy Co., Ltd.                                     1,100   24,252        0.0%
    AEON Financial Service Co., Ltd.                           2,500   55,797        0.0%
    Aeon Mall Co., Ltd.                                        4,000   55,013        0.0%
    Agro-Kanesho Co., Ltd.                                       300    2,735        0.0%
    Ahresty Corp.                                              2,700   17,624        0.0%
    Ai Holdings Corp.                                          2,200   62,866        0.0%
    Aica Kogyo Co., Ltd.                                       3,100   69,178        0.0%
    Aichi Bank, Ltd. (The)                                     1,300   59,158        0.0%
    Aichi Corp.                                                2,000   15,071        0.0%
    Aichi Steel Corp.                                         11,000   46,617        0.0%
    Aida Engineering, Ltd.                                     5,900   53,828        0.0%
    Ain Holdings, Inc.                                         1,500   72,867        0.0%
    Air Water, Inc.                                           13,000  195,297        0.1%
    Airport Facilities Co., Ltd.                               2,000    8,858        0.0%
    Aisan Industry Co., Ltd.                                   4,000   29,619        0.0%
    Aisin Seiki Co., Ltd.                                     11,918  463,131        0.1%
    Aizawa Securities Co., Ltd.                                5,100   27,024        0.0%
    Ajinomoto Co., Inc.                                        7,000  161,352        0.1%
#*  Akebono Brake Industry Co., Ltd.                          12,600   32,516        0.0%
#   Akita Bank, Ltd. (The)                                    19,000   50,752        0.0%
    Alconix Corp.                                              1,800   25,999        0.0%
    Alfresa Holdings Corp.                                    11,200  215,679        0.1%
    Alinco, Inc.                                               1,300   12,265        0.0%
#   Alpen Co., Ltd.                                            1,800   30,717        0.0%
    Alpine Electronics, Inc.                                   5,400   66,465        0.0%
    Alps Electric Co., Ltd.                                    7,700  133,084        0.0%
    Alps Logistics Co., Ltd.                                   1,800    9,443        0.0%
    Amada Holdings Co., Ltd.                                  21,400  214,995        0.1%
    Amano Corp.                                                4,700   76,888        0.0%
    Amiyaki Tei Co., Ltd.                                        600   23,632        0.0%
#   Amuse, Inc.                                                  600   12,300        0.0%
    ANA Holdings, Inc.                                        17,000   47,470        0.0%
    Anest Iwata Corp.                                          2,400   25,175        0.0%
#   Anritsu Corp.                                             13,500   80,296        0.0%
    AOKI Holdings, Inc.                                        5,800   67,300        0.0%
    Aomori Bank, Ltd. (The)                                   24,000   73,514        0.0%
    Aoyama Trading Co., Ltd.                                   4,600  171,509        0.1%
    Aozora Bank, Ltd.                                         33,000  117,084        0.0%
    Arakawa Chemical Industries, Ltd.                          1,700   14,433        0.0%
    Arata Corp.                                                1,000   22,623        0.0%
    Arcland Sakamoto Co., Ltd.                                 2,400   24,920        0.0%
    Arcs Co., Ltd.                                             2,800   65,734        0.0%
#   Arisawa Manufacturing Co., Ltd.                            3,400   17,396        0.0%
    Artnature, Inc.                                            3,000   24,874        0.0%
    As One Corp.                                                 800   28,846        0.0%
    Asahi Co., Ltd.                                            1,700   25,215        0.0%
    Asahi Diamond Industrial Co., Ltd.                         4,400   43,906        0.0%
    Asahi Glass Co., Ltd.                                     46,000  269,397        0.1%
    Asahi Holdings, Inc.                                       3,000   40,319        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Asahi Intecc Co., Ltd.                                     1,900 $ 91,406        0.0%
    Asahi Kasei Corp.                                         91,000  622,634        0.2%
    ASAHI YUKIZAI Corp.                                        8,000   15,097        0.0%
#   Asanuma Corp.                                             11,000   25,233        0.0%
    Asatsu-DK, Inc.                                            3,600   89,392        0.0%
    Ashikaga Holdings Co., Ltd.                               12,700   37,368        0.0%
    Ashimori Industry Co., Ltd.                               11,000   15,326        0.0%
#*  Asia Growth Capital, Ltd.                                 18,900   14,310        0.0%
    Asia Pile Holdings Corp.                                   3,000   11,196        0.0%
#   Asics Corp.                                                7,400  146,560        0.1%
    Atom Corp.                                                 2,200   13,390        0.0%
    Atsugi Co., Ltd.                                          26,000   27,681        0.0%
    Autobacs Seven Co., Ltd.                                   5,000   86,267        0.0%
    Avex Group Holdings, Inc.                                  4,000   50,137        0.0%
    Awa Bank, Ltd. (The)                                      25,000  127,138        0.0%
    Axell Corp.                                                1,700   13,189        0.0%
    Axial Retailing, Inc.                                      2,100   66,955        0.0%
    Azbil Corp.                                                4,700  120,594        0.0%
    Bandai Namco Holdings, Inc.                                5,000  106,446        0.0%
    Bando Chemical Industries, Ltd.                           12,000   58,487        0.0%
    Bank of Iwate, Ltd. (The)                                  2,000   75,510        0.0%
#   Bank of Kochi, Ltd. (The)                                  3,000    3,099        0.0%
    Bank of Kyoto, Ltd. (The)                                 30,000  201,230        0.1%
#   Bank of Nagoya, Ltd. (The)                                19,000   63,011        0.0%
    Bank of Okinawa, Ltd. (The)                                2,400   79,223        0.0%
    Bank of Saga, Ltd. (The)                                  23,000   46,533        0.0%
    Bank of the Ryukyus, Ltd.                                  3,900   45,037        0.0%
    Belc Co., Ltd.                                             1,100   43,756        0.0%
    Belluna Co., Ltd.                                          4,800   24,133        0.0%
#   Benefit One, Inc.                                          2,600   58,957        0.0%
#   Benesse Holdings, Inc.                                     4,700  133,346        0.0%
    Bic Camera, Inc.                                           7,900   76,948        0.0%
    BML, Inc.                                                    900   38,359        0.0%
#   Bookoff Corp.                                              3,100   25,257        0.0%
    Broadleaf Co., Ltd.                                        2,600   25,693        0.0%
    Bunka Shutter Co., Ltd.                                    5,600   47,201        0.0%
    C Uyemura & Co., Ltd.                                        300   12,869        0.0%
    Calbee, Inc.                                               1,300   50,611        0.0%
    Calsonic Kansei Corp.                                     16,000  109,282        0.0%
    Canon Electronics, Inc.                                    1,700   24,554        0.0%
    Canon Marketing Japan, Inc.                                3,200   57,351        0.0%
    Canon, Inc.                                               25,400  710,253        0.2%
    Capcom Co., Ltd.                                           3,300   76,017        0.0%
#   Casio Computer Co., Ltd.                                   5,600  106,551        0.0%
    Cawachi, Ltd.                                              1,400   32,790        0.0%
    Central Glass Co., Ltd.                                   22,000  122,644        0.0%
    Central Japan Railway Co.                                  1,100  192,693        0.1%
    Central Sports Co., Ltd.                                     700   14,825        0.0%
    Century Tokyo Leasing Corp.                                5,300  180,216        0.1%
    Chiba Bank, Ltd. (The)                                    23,000  116,150        0.0%
    Chiba Kogyo Bank, Ltd. (The)                               7,600   33,360        0.0%
    Chiyoda Co., Ltd.                                          2,200   56,797        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Chiyoda Corp.                                             13,000 $ 98,588        0.0%
    Chiyoda Integre Co., Ltd.                                  1,100   21,994        0.0%
    Chofu Seisakusho Co., Ltd.                                 2,200   50,880        0.0%
    Chori Co., Ltd.                                            1,600   23,039        0.0%
#   Chubu Electric Power Co., Inc.                             9,100  119,867        0.0%
    Chubu Shiryo Co., Ltd.                                     4,100   30,644        0.0%
    Chudenko Corp.                                             4,200   82,644        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             7,000   12,861        0.0%
    Chugai Pharmaceutical Co., Ltd.                            1,300   43,811        0.0%
    Chugai Ro Co., Ltd.                                        2,000    3,561        0.0%
    Chugoku Bank, Ltd. (The)                                  13,400  138,522        0.1%
#   Chugoku Electric Power Co., Inc. (The)                     4,200   54,510        0.0%
    Chugoku Marine Paints, Ltd.                                7,000   49,590        0.0%
    Chukyo Bank, Ltd. (The)                                   13,000   26,874        0.0%
    Ci:z Holdings Co., Ltd.                                    1,800   36,645        0.0%
    Citizen Holdings Co., Ltd.                                24,900  140,451        0.1%
    CKD Corp.                                                  4,900   39,816        0.0%
    Cleanup Corp.                                              2,800   18,082        0.0%
#   CMIC Holdings Co., Ltd.                                    1,800   26,581        0.0%
#*  CMK Corp.                                                  8,000   29,941        0.0%
    Coca-Cola East Japan Co., Ltd.                             6,474  118,609        0.0%
    Coca-Cola West Co., Ltd.                                   6,800  184,324        0.1%
    Cocokara fine, Inc.                                        1,500   66,819        0.0%
    COLOPL, Inc.                                               1,900   37,532        0.0%
    Computer Engineering & Consulting, Ltd.                    1,300   18,839        0.0%
    COMSYS Holdings Corp.                                      9,300  139,831        0.1%
*   Concordia Financial Group, Ltd.                           43,032  207,233        0.1%
    CONEXIO Corp.                                              4,000   45,405        0.0%
    COOKPAD, Inc.                                              1,800   25,741        0.0%
    Corona Corp.                                               1,000    9,789        0.0%
    Cosmo Energy Holdings Co., Ltd.                            5,800   73,594        0.0%
#   Cosmos Pharmaceutical Corp.                                  300   51,359        0.0%
    Create SD Holdings Co., Ltd.                               3,000   71,937        0.0%
    Credit Saison Co., Ltd.                                    5,900  108,491        0.0%
*   CROOZ, Inc.                                                  600   12,361        0.0%
    CTI Engineering Co., Ltd.                                  1,300   11,658        0.0%
    CyberAgent, Inc.                                           1,300   60,945        0.0%
    DA Consortium, Inc.                                        5,400   40,307        0.0%
    Dai Nippon Printing Co., Ltd.                             18,000  168,812        0.1%
#   Dai Nippon Toryo Co., Ltd.                                21,000   36,721        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                   16,100  193,517        0.1%
#   Dai-ichi Seiko Co., Ltd.                                   1,300   14,380        0.0%
    Daibiru Corp.                                              6,300   54,975        0.0%
    Daicel Corp.                                              13,000  162,395        0.1%
    Daido Kogyo Co., Ltd.                                      5,000    8,654        0.0%
    Daido Metal Co., Ltd.                                      3,000   22,040        0.0%
    Daido Steel Co., Ltd.                                     38,000  128,396        0.0%
    Daifuku Co., Ltd.                                          6,300  112,675        0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                    2,000   10,842        0.0%
    Daihen Corp.                                               8,000   39,854        0.0%
    Daiho Corp.                                               10,000   42,399        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 5,000   22,732        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       300 $  8,158        0.0%
    Daiichikosho Co., Ltd.                                     3,500  146,726        0.1%
    Daiken Corp.                                               7,000   19,872        0.0%
#   Daiken Medical Co., Ltd.                                   2,300   18,506        0.0%
    Daikokutenbussan Co., Ltd.                                 1,000   44,944        0.0%
    Daikyo, Inc.                                              31,000   49,643        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    9,000   37,139        0.0%
#   Daio Paper Corp.                                          10,800  106,511        0.0%
#   Daisan Bank, Ltd. (The)                                   16,000   22,770        0.0%
    Daiseki Co., Ltd.                                          2,900   53,772        0.0%
#   Daishi Bank, Ltd. (The)                                   40,000  138,654        0.1%
#*  Daishinku Corp.                                            3,000    6,667        0.0%
    Daito Pharmaceutical Co., Ltd.                             1,100   28,856        0.0%
    Daito Trust Construction Co., Ltd.                         1,600  226,292        0.1%
    Daiwa House Industry Co., Ltd.                             9,900  264,495        0.1%
    Daiwa Industries, Ltd.                                       700    6,000        0.0%
    Daiwa Securities Group, Inc.                              45,000  262,072        0.1%
    Daiwabo Holdings Co., Ltd.                                33,000   64,907        0.0%
    DCM Holdings Co., Ltd.                                     9,800   74,089        0.0%
#   Dena Co., Ltd.                                            10,500  176,710        0.1%
    Denka Co., Ltd.                                           39,000  164,173        0.1%
    Denki Kogyo Co., Ltd.                                      7,000   31,249        0.0%
    Denso Corp.                                                8,600  326,896        0.1%
    Dentsu, Inc.                                               2,400  121,942        0.0%
    Denyo Co., Ltd.                                            2,100   22,527        0.0%
    Descente, Ltd.                                             2,100   29,209        0.0%
    DIC Corp.                                                 96,000  220,829        0.1%
    Disco Corp.                                                1,300  110,482        0.0%
#   DKS Co., Ltd.                                              6,000   18,687        0.0%
#   DMG Mori Co., Ltd.                                        11,800  132,390        0.0%
    Don Quijote Holdings Co., Ltd.                             2,000   71,152        0.0%
    Doshisha Co., Ltd.                                         1,600   30,041        0.0%
    Doutor Nichires Holdings Co., Ltd.                         2,600   45,646        0.0%
    Dowa Holdings Co., Ltd.                                   31,000  194,230        0.1%
    DTS Corp.                                                  2,200   43,542        0.0%
#   Dunlop Sports Co., Ltd.                                      400    3,651        0.0%
#   Duskin Co., Ltd.                                           2,900   52,765        0.0%
    Dydo Drinco, Inc.                                            800   40,403        0.0%
    Eagle Industry Co., Ltd.                                   2,800   36,813        0.0%
    Earth Chemical Co., Ltd.                                     700   29,122        0.0%
    East Japan Railway Co.                                     2,600  228,738        0.1%
    Ebara Corp.                                               54,000  245,868        0.1%
#   EDION Corp.                                                9,500   76,867        0.0%
#   Ehime Bank, Ltd. (The)                                    15,000   31,131        0.0%
    Eidai Co., Ltd.                                            3,000   11,397        0.0%
    Eighteenth Bank, Ltd. (The)                               19,000   44,856        0.0%
    Eiken Chemical Co., Ltd.                                     500    9,154        0.0%
    Eizo Corp.                                                 1,700   42,459        0.0%
    Elecom Co., Ltd.                                           1,500   25,165        0.0%
    Electric Power Development Co., Ltd.                       2,500   75,345        0.0%
    Elematec Corp.                                               600   10,274        0.0%
    en-japan, Inc.                                             2,600   41,684        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Endo Lighting Corp.                                         1,300 $ 11,161        0.0%
    Enplas Corp.                                                1,400   39,586        0.0%
    EPS Holdings, Inc.                                          2,700   33,817        0.0%
    ESPEC Corp.                                                 2,400   32,097        0.0%
#   Excel Co., Ltd.                                             1,300   16,622        0.0%
    Exedy Corp.                                                 2,900   67,687        0.0%
    Ezaki Glico Co., Ltd.                                       2,000  102,166        0.0%
#   F-Tech, Inc.                                                  400    3,782        0.0%
#   F@N Communications, Inc.                                    1,400    9,823        0.0%
    FamilyMart Co., Ltd.                                        3,000  158,324        0.1%
    Fancl Corp.                                                 1,300   17,351        0.0%
    FANUC Corp.                                                 1,400  206,811        0.1%
    Fast Retailing Co., Ltd.                                      500  131,651        0.0%
    FCC Co., Ltd.                                               2,900   48,476        0.0%
    Ferrotec Corp.                                              3,400   33,062        0.0%
    FIDEA Holdings Co., Ltd.                                   16,700   26,306        0.0%
#   Financial Products Group Co., Ltd.                          7,800   93,121        0.0%
    FINDEX, Inc.                                                1,800   22,209        0.0%
    Foster Electric Co., Ltd.                                   2,600   54,100        0.0%
    FP Corp.                                                    2,100   92,886        0.0%
    France Bed Holdings Co., Ltd.                               1,800   16,578        0.0%
#   Fudo Tetra Corp.                                           24,400   29,994        0.0%
    Fuji Co., Ltd.                                              1,600   35,598        0.0%
    Fuji Corp., Ltd.                                            3,900   24,611        0.0%
    Fuji Electric Co., Ltd.                                    58,000  246,804        0.1%
    Fuji Kiko Co., Ltd.                                         3,000   11,917        0.0%
#   Fuji Kyuko Co., Ltd.                                        4,000   53,468        0.0%
    Fuji Machine Manufacturing Co., Ltd.                        7,200   73,940        0.0%
    Fuji Media Holdings, Inc.                                   3,700   41,900        0.0%
*   Fuji Oil Co., Ltd.                                          8,000   24,739        0.0%
    Fuji Oil Holdings, Inc.                                     6,000  111,611        0.0%
    Fuji Pharma Co., Ltd.                                         400    7,051        0.0%
    Fuji Seal International, Inc.                               1,600   54,429        0.0%
    Fuji Soft, Inc.                                             2,000   45,361        0.0%
    Fujibo Holdings, Inc.                                       9,000   17,496        0.0%
    Fujicco Co., Ltd.                                           1,000   21,300        0.0%
    FUJIFILM Holdings Corp.                                     7,600  311,967        0.1%
    Fujikura Kasei Co., Ltd.                                    3,000   13,515        0.0%
    Fujikura Rubber, Ltd.                                       2,100    8,473        0.0%
    Fujikura, Ltd.                                             36,000  174,501        0.1%
    Fujimi, Inc.                                                1,800   23,855        0.0%
    Fujimori Kogyo Co., Ltd.                                    1,100   25,500        0.0%
#*  Fujisash Co., Ltd.                                         13,200   11,667        0.0%
#   Fujita Kanko, Inc.                                          4,000   17,311        0.0%
    Fujitec Co., Ltd.                                           6,600   65,262        0.0%
    Fujitsu Frontech, Ltd.                                      1,500   13,696        0.0%
    Fujitsu General, Ltd.                                       7,000  121,023        0.0%
    Fujitsu, Ltd.                                             125,000  436,762        0.1%
    FuKoKu Co., Ltd.                                            1,300   10,376        0.0%
    Fukuda Corp.                                                2,000   21,880        0.0%
    Fukuda Denshi Co., Ltd.                                       300   16,380        0.0%
    Fukui Bank, Ltd. (The)                                     28,000   53,780        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Fukuoka Financial Group, Inc.                             27,000 $ 92,299        0.0%
#   Fukushima Bank, Ltd. (The)                                22,000   18,550        0.0%
    Fukushima Industries Corp.                                 1,100   24,377        0.0%
#   Fukuyama Transporting Co., Ltd.                           14,000   71,718        0.0%
    FULLCAST Holdings Co., Ltd..                               2,200   14,599        0.0%
#*  Funai Electric Co., Ltd.                                   3,500   29,347        0.0%
    Funai Soken Holdings, Inc.                                   720   10,924        0.0%
#   Furukawa Battery Co., Ltd. (The)                           4,000   24,459        0.0%
    Furukawa Electric Co., Ltd.                               95,000  232,591        0.1%
    Furuno Electric Co., Ltd.                                  2,100   11,857        0.0%
    Furusato Industries, Ltd.                                    800   12,061        0.0%
    Fuso Chemical Co., Ltd.                                    1,000   15,357        0.0%
#   Fuso Pharmaceutical Industries, Ltd.                       6,000   14,411        0.0%
    Futaba Corp.                                               4,200   63,753        0.0%
    Futaba Industrial Co., Ltd.                                5,000   23,143        0.0%
    Future Corp.                                               2,100   14,165        0.0%
    Fuyo General Lease Co., Ltd.                                 700   29,395        0.0%
    G-7 Holdings, Inc.                                           500    5,540        0.0%
    G-Tekt Corp.                                               2,200   23,082        0.0%
    Gakken Holdings Co., Ltd.                                  8,000   18,063        0.0%
    GCA Savvian Corp.                                          2,700   24,949        0.0%
    Gecoss Corp.                                               1,500   15,289        0.0%
    Geo Holdings Corp.                                         5,100   84,226        0.0%
    GLOBERIDE, Inc.                                            1,800   22,498        0.0%
    Glory, Ltd.                                                5,100  167,031        0.1%
    GMO internet, Inc.                                         4,200   49,314        0.0%
    GMO Payment Gateway, Inc.                                  1,000   63,900        0.0%
    Godo Steel, Ltd.                                          12,000   21,820        0.0%
    Goldcrest Co., Ltd.                                        2,300   32,933        0.0%
    Gree, Inc.                                                13,000   72,856        0.0%
    GS Yuasa Corp.                                            43,000  176,265        0.1%
#   Gulliver International Co., Ltd.                           3,200   31,455        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         8,000   22,249        0.0%
#   GungHo Online Entertainment, Inc.                         15,200   39,784        0.0%
    Gunma Bank, Ltd. (The)                                    48,000  190,047        0.1%
    Gunze, Ltd.                                               14,000   39,122        0.0%
    Gurunavi, Inc.                                             2,200   52,063        0.0%
#   H-One Co., Ltd.                                            3,000   14,521        0.0%
    H2O Retailing Corp.                                       10,860  178,201        0.1%
    Hachijuni Bank, Ltd. (The)                                33,000  144,271        0.1%
    Hagiwara Electric Co., Ltd.                                  200    3,505        0.0%
    Hakuhodo DY Holdings, Inc.                                 7,500   84,552        0.0%
    Hakuto Co., Ltd.                                           1,700   14,229        0.0%
    Hamakyorex Co., Ltd.                                       2,000   35,844        0.0%
    Hamamatsu Photonics K.K.                                   2,400   66,698        0.0%
    Hankyu Hanshin Holdings, Inc.                             54,000  342,279        0.1%
    Hanwa Co., Ltd.                                           22,000   98,319        0.0%
    Happinet Corp.                                             1,300   10,855        0.0%
#   Harmonic Drive Systems, Inc.                               1,800   40,319        0.0%
    Haseko Corp.                                               9,400   85,000        0.0%
    Hazama Ando Corp.                                         18,300   89,268        0.0%
    Heiwa Real Estate Co., Ltd.                                4,600   57,021        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd.                                           3,500 $   71,756        0.0%
    HI-LEX Corp.                                                2,200     56,745        0.0%
    Hibiya Engineering, Ltd.                                    2,100     29,221        0.0%
    Hiday Hidaka Corp.                                          1,584     37,455        0.0%
    Hikari Tsushin, Inc.                                          500     37,451        0.0%
    Hioki EE Corp.                                                300      6,370        0.0%
#   Hiramatsu, Inc.                                             3,100     19,892        0.0%
    Hiroshima Bank, Ltd. (The)                                 43,000    155,674        0.1%
#   HIS Co., Ltd.                                               2,400     59,276        0.0%
    Hisaka Works, Ltd.                                            500      3,644        0.0%
    Hisamitsu Pharmaceutical Co., Inc.                          1,500     70,965        0.0%
    Hitachi Kokusai Electric, Inc.                              6,000     62,892        0.0%
    Hitachi Zosen Corp.                                        22,200    112,678        0.0%
    Hochiki Corp.                                               2,000     22,115        0.0%
    Hodogaya Chemical Co., Ltd.                                 7,000     14,217        0.0%
    Hogy Medical Co., Ltd.                                      1,100     61,261        0.0%
    Hokkaido Electric Power Co., Inc.                          12,500    113,937        0.0%
    Hokkaido Gas Co., Ltd.                                      5,000     12,837        0.0%
    Hokkan Holdings, Ltd.                                       5,000     15,073        0.0%
    Hokkoku Bank, Ltd. (The)                                   33,000     93,289        0.0%
    Hokuetsu Bank, Ltd. (The)                                  23,000     39,471        0.0%
    Hokuetsu Industries Co., Ltd.                               1,600      9,754        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             15,300     96,749        0.0%
    Hokuhoku Financial Group, Inc.                             92,000    115,832        0.0%
    Hokuriku Electric Industry Co., Ltd.                       10,000     12,128        0.0%
    Hokuriku Electric Power Co.                                 7,100     92,990        0.0%
    Hokuto Corp.                                                1,700     33,148        0.0%
    Honda Motor Co., Ltd.                                      64,100  1,729,788        0.4%
    Honeys Co., Ltd.                                              950      9,806        0.0%
    Hoosiers Holdings                                           5,200     23,640        0.0%
    Horiba, Ltd.                                                2,900    109,458        0.0%
    Hoshizaki Electric Co., Ltd.                                  700     58,746        0.0%
#   Hosiden Corp.                                               6,800     42,874        0.0%
    Hosokawa Micron Corp.                                       5,000     25,804        0.0%
    House Foods Group, Inc.                                     4,400     84,426        0.0%
    Hoya Corp.                                                  2,900    111,053        0.0%
    Hulic Co., Ltd.                                             3,200     31,849        0.0%
    Hyakugo Bank, Ltd. (The)                                   32,000    117,964        0.0%
    Hyakujushi Bank, Ltd. (The)                                30,000     86,646        0.0%
    I-Net Corp.                                                 1,300     13,626        0.0%
    Ibiden Co., Ltd.                                           12,200    153,531        0.1%
    IBJ Leasing Co., Ltd.                                       1,300     22,381        0.0%
    Ichibanya Co., Ltd.                                           100      6,324        0.0%
#   Ichikoh Industries, Ltd.                                    9,000     20,058        0.0%
    Ichinen Holdings Co., Ltd.                                  1,300     11,549        0.0%
    Ichiyoshi Securities Co., Ltd.                              4,900     40,400        0.0%
    Idec Corp.                                                  2,000     18,364        0.0%
#   Idemitsu Kosan Co., Ltd.                                    7,800    166,625        0.1%
    Ihara Chemical Industry Co., Ltd.                           3,000     38,404        0.0%
    IHI Corp.                                                 111,000    240,703        0.1%
    Iida Group Holdings Co., Ltd.                               4,740     88,525        0.0%
    Iino Kaiun Kaisha, Ltd.                                    10,300     40,085        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Ikegami Tsushinki Co., Ltd.                               20,000 $ 24,361        0.0%
    Imasen Electric Industrial                                 1,900   16,719        0.0%
    Inaba Denki Sangyo Co., Ltd.                               1,800   56,518        0.0%
    Inaba Seisakusho Co., Ltd.                                   300    3,657        0.0%
    Inabata & Co., Ltd.                                        5,500   53,571        0.0%
    Inageya Co., Ltd.                                          1,300   17,028        0.0%
    Ines Corp.                                                 3,800   39,686        0.0%
    Infocom Corp.                                              2,400   36,979        0.0%
    Information Services International-Dentsu, Ltd.            1,400   25,670        0.0%
    Inpex Corp.                                               19,200  152,637        0.1%
    Intage Holdings, Inc.                                      2,400   30,582        0.0%
    Internet Initiative Japan, Inc.                            3,300   64,641        0.0%
    Inui Global Logistics Co., Ltd.                            1,800   14,447        0.0%
    Iriso Electronics Co., Ltd.                                1,100   52,383        0.0%
#   Iseki & Co., Ltd.                                         29,000   61,715        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           8,900   94,444        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              44,000   30,246        0.0%
    IT Holdings Corp.                                          8,400  198,506        0.1%
#   Ito En, Ltd.                                               4,500  137,354        0.0%
    ITOCHU Corp.                                              37,300  474,031        0.1%
    Itochu Enex Co., Ltd.                                      6,700   54,853        0.0%
    Itochu Techno-Solutions Corp.                              3,400   66,628        0.0%
#*  Itoham Yonekyu Holdings, Inc.                             13,000   98,844        0.0%
    Itoki Corp.                                                3,700   23,249        0.0%
    IwaiCosmo Holdings, Inc.                                   1,900   17,712        0.0%
    Iwasaki Electric Co., Ltd.                                11,000   18,762        0.0%
    Iwatani Corp.                                             23,000  135,108        0.0%
    Iyo Bank, Ltd. (The)                                      18,500  121,566        0.0%
#   Izumi Co., Ltd.                                            2,200   84,998        0.0%
    J Front Retailing Co., Ltd.                               16,100  193,424        0.1%
    J Trust Co., Ltd.                                          6,900   52,303        0.0%
    J-Oil Mills, Inc.                                         11,000   35,455        0.0%
    Jaccs Co., Ltd.                                            9,000   35,470        0.0%
#   Jamco Corp.                                                  400   10,235        0.0%
#*  Janome Sewing Machine Co., Ltd.                            2,499   13,598        0.0%
    Japan Airlines Co., Ltd.                                   1,700   61,190        0.0%
#   Japan Airport Terminal Co., Ltd.                           1,100   39,256        0.0%
    Japan Aviation Electronics Industry, Ltd.                  7,000   93,442        0.0%
#*  Japan Communications, Inc.                                 6,500   12,109        0.0%
    Japan Digital Laboratory Co., Ltd.                         2,400   32,465        0.0%
*   Japan Display, Inc.                                       33,600   64,317        0.0%
#   Japan Drilling Co., Ltd.                                     600   13,603        0.0%
    Japan Exchange Group, Inc.                                 9,600  142,975        0.1%
    Japan Foundation Engineering Co., Ltd.                     3,300   12,899        0.0%
    Japan Petroleum Exploration Co., Ltd.                      1,800   41,903        0.0%
    Japan Pulp & Paper Co., Ltd.                               2,000    5,929        0.0%
#   Japan Radio Co., Ltd.                                      6,000   15,113        0.0%
    Japan Securities Finance Co., Ltd.                        12,100   47,145        0.0%
    Japan Steel Works, Ltd. (The)                             29,000  112,350        0.0%
    Japan Transcity Corp.                                      2,000    6,565        0.0%
    Japan Wool Textile Co., Ltd. (The)                         5,000   34,909        0.0%
    JBCC Holdings, Inc.                                        1,700   10,476        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    JCU Corp.                                                    400 $ 12,564        0.0%
    Jeol, Ltd.                                                 9,000   40,669        0.0%
    JFE Holdings, Inc.                                        24,800  348,027        0.1%
    JGC Corp.                                                 14,000  238,769        0.1%
    Jimoto Holdings, Inc.                                      8,700   11,546        0.0%
#   Jin Co., Ltd.                                                600   22,132        0.0%
    JMS Co., Ltd.                                              2,000    5,340        0.0%
#   Joban Kosan Co., Ltd.                                     17,000   24,005        0.0%
    Joshin Denki Co., Ltd.                                     4,000   31,741        0.0%
    Joyo Bank, Ltd. (The)                                     55,000  191,681        0.1%
#   JP-Holdings, Inc.                                          7,900   28,838        0.0%
    JSP Corp.                                                  1,200   20,654        0.0%
#   JSR Corp.                                                 12,900  176,835        0.1%
    JTEKT Corp.                                               14,300  182,091        0.1%
    Juki Corp.                                                 3,500   30,794        0.0%
    Juroku Bank, Ltd. (The)                                   37,000  109,236        0.0%
    Justsystems Corp.                                          1,200    9,720        0.0%
#   JVC Kenwood Corp.                                         14,000   34,794        0.0%
    JX Holdings, Inc.                                         75,400  324,062        0.1%
    K&O Energy Group, Inc.                                     1,700   19,981        0.0%
#   K's Holdings Corp.                                         3,900  131,074        0.0%
#   kabu.com Securities Co., Ltd.                             20,200   64,588        0.0%
*   Kadokawa Dwango                                            1,485   21,051        0.0%
    Kaga Electronics Co., Ltd.                                 1,200   14,188        0.0%
    Kajima Corp.                                              19,000  118,031        0.0%
#   Kakaku.com, Inc.                                           3,000   54,033        0.0%
#   Kakiyasu Honten Co., Ltd.                                  1,100   19,265        0.0%
    Kameda Seika Co., Ltd.                                       500   20,139        0.0%
    Kamei Corp.                                                3,900   35,137        0.0%
    Kamigumi Co., Ltd.                                        21,000  188,282        0.1%
    Kanamoto Co., Ltd.                                         3,500   89,969        0.0%
    Kandenko Co., Ltd.                                        11,000   78,219        0.0%
    Kaneka Corp.                                              25,000  209,243        0.1%
    Kanematsu Corp.                                           49,000   73,791        0.0%
*   Kansai Electric Power Co., Inc. (The)                      8,900   78,383        0.0%
    Kansai Paint Co., Ltd.                                     7,500  131,172        0.0%
    Kansai Urban Banking Corp.                                 2,600   24,655        0.0%
#   Kanto Denka Kogyo Co., Ltd.                                8,000   57,969        0.0%
    Kao Corp.                                                  4,200  232,331        0.1%
    Kasai Kogyo Co., Ltd.                                      2,300   22,053        0.0%
#   Katakura Industries Co., Ltd.                              2,500   26,972        0.0%
    Kato Sangyo Co., Ltd.                                      2,000   49,169        0.0%
    Kato Works Co., Ltd.                                       6,000   22,963        0.0%
    KAWADA TECHNOLOGIES, Inc.                                    700   21,334        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.          1,100   20,028        0.0%
    Kawasaki Heavy Industries, Ltd.                           98,000  274,856        0.1%
    Kawasumi Laboratories, Inc.                                3,000   21,947        0.0%
    KDDI Corp.                                                23,400  674,054        0.2%
#   Keihan Holdings Co., Ltd.                                 27,000  195,776        0.1%
    Keihanshin Building Co., Ltd.                              2,700   14,620        0.0%
    Keihin Corp.                                               5,100   74,102        0.0%
    Keikyu Corp.                                               7,000   63,365        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Keio Corp.                                                  7,000 $ 61,656        0.0%
    Keisei Electric Railway Co., Ltd.                          10,000  137,579        0.0%
#   Keiyo Bank, Ltd. (The)                                     30,000  109,664        0.0%
#   Keiyo Co., Ltd.                                             2,800   13,622        0.0%
    Kenko Mayonnaise Co., Ltd.                                  1,000   21,003        0.0%
    Kewpie Corp.                                                6,900  180,116        0.1%
    Key Coffee, Inc.                                            1,600   27,100        0.0%
    Keyence Corp.                                                 200  119,879        0.0%
    Kikkoman Corp.                                              1,000   31,864        0.0%
    Kimoto Co., Ltd.                                            4,300    6,725        0.0%
    Kinden Corp.                                                9,700  113,928        0.0%
    Kinki Sharyo Co., Ltd.                                      5,000   14,323        0.0%
*   Kintetsu Department Store Co., Ltd.                         3,000    8,311        0.0%
    Kintetsu Group Holdings Co., Ltd.                          23,000   94,588        0.0%
    Kintetsu World Express, Inc.                                2,400   31,402        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                        6,000   41,777        0.0%
    Kissei Pharmaceutical Co., Ltd.                             1,000   23,002        0.0%
    Kita-Nippon Bank, Ltd. (The)                                1,200   30,425        0.0%
    Kitagawa Iron Works Co., Ltd.                               9,000   16,049        0.0%
    Kitano Construction Corp.                                   4,000    9,606        0.0%
    Kito Corp.                                                  1,600   11,029        0.0%
    Kitz Corp.                                                 10,900   44,183        0.0%
    Kiyo Bank, Ltd. (The)                                       5,700   68,434        0.0%
#*  KLab, Inc.                                                  3,600   19,313        0.0%
*   KNT-CT Holdings Co., Ltd.                                  13,000   19,115        0.0%
#   Koa Corp.                                                   2,600   18,298        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                  1,000    5,945        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            700   55,757        0.0%
    Kobe Bussan Co., Ltd.                                       1,100   23,758        0.0%
*   Kobe Electric Railway Co., Ltd.                             3,000   10,111        0.0%
    Kobe Steel, Ltd.                                          265,000  254,458        0.1%
    Kohnan Shoji Co., Ltd.                                      1,000   17,056        0.0%
    Koito Manufacturing Co., Ltd.                               3,400  147,303        0.1%
    Kokuyo Co., Ltd.                                            9,000  117,913        0.0%
#   KOMAIHALTEC, Inc.                                           5,000   10,713        0.0%
    Komatsu Seiren Co., Ltd.                                    2,900   16,084        0.0%
    Komeri Co., Ltd.                                            2,500   62,692        0.0%
    Komori Corp.                                                6,800   79,956        0.0%
    Konaka Co., Ltd.                                            1,800    8,719        0.0%
    Kondotec, Inc.                                              3,600   29,088        0.0%
    Konica Minolta, Inc.                                       32,400  279,663        0.1%
    Konishi Co., Ltd.                                           2,600   32,632        0.0%
    Konoike Transport Co., Ltd.                                 2,900   33,798        0.0%
    Kose Corp.                                                    500   45,732        0.0%
    Krosaki Harima Corp.                                       11,000   24,350        0.0%
    KRS Corp.                                                     700   17,379        0.0%
#   KU Holdings Co., Ltd.                                       3,800   24,958        0.0%
    Kubota Corp.                                               13,000  189,369        0.1%
    Kubota Corp. Sponsored ADR                                    196   14,461        0.0%
    Kumagai Gumi Co., Ltd.                                     45,000  121,741        0.0%
#   Kura Corp.                                                    400   17,191        0.0%
    Kurabo Industries, Ltd.                                    23,000   40,405        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Kuraray Co., Ltd.                                         13,100 $166,082        0.1%
    Kureha Corp.                                              19,000   65,181        0.0%
    Kurimoto, Ltd.                                            13,000   19,621        0.0%
    Kurita Water Industries, Ltd.                              6,600  158,703        0.1%
    Kuroda Electric Co., Ltd.                                  5,600   86,357        0.0%
    KYB Corp.                                                 29,000   96,916        0.0%
#   Kyocera Corp.                                              5,400  267,949        0.1%
#   Kyodo Printing Co., Ltd.                                   9,000   26,611        0.0%
#   Kyoei Steel, Ltd.                                          2,200   33,991        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           3,200   31,516        0.0%
    Kyokuto Securities Co., Ltd.                               2,200   25,480        0.0%
#   Kyokuyo Co., Ltd.                                         10,000   23,956        0.0%
    KYORIN Holdings, Inc.                                      4,400   86,818        0.0%
    Kyoritsu Maintenance Co., Ltd.                             1,440  109,510        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    6,000   18,705        0.0%
    Kyowa Electronic Instruments Co., Ltd.                     5,000   18,120        0.0%
    Kyowa Exeo Corp.                                           9,800  110,787        0.0%
    Kyowa Hakko Kirin Co., Ltd.                                5,000   88,890        0.0%
#   Kyudenko Corp.                                             6,000  152,365        0.1%
    Kyushu Electric Power Co., Inc.                            6,900   69,253        0.0%
    Kyushu Financial Group, Inc.                              34,650  181,874        0.1%
#*  Laox Co., Ltd.                                             7,000    7,249        0.0%
    Lasertec Corp.                                             2,900   37,703        0.0%
    Lawson, Inc.                                               1,200   92,884        0.0%
    Leopalace21 Corp.                                         24,300  145,813        0.1%
#   Life Corp.                                                 1,100   29,402        0.0%
    Lintec Corp.                                               4,000   76,680        0.0%
    Lion Corp.                                                11,000  135,346        0.0%
    LIXIL Group Corp.                                          9,300  194,725        0.1%
    M3, Inc.                                                   3,200   86,325        0.0%
    Mabuchi Motor Co., Ltd.                                      400   19,911        0.0%
    Macnica Fuji Electronics Holdings, Inc.                    3,750   41,526        0.0%
#   Maeda Corp.                                               14,000  106,954        0.0%
    Maeda Kosen Co., Ltd.                                      2,000   20,958        0.0%
    Maeda Road Construction Co., Ltd.                          8,000  145,746        0.1%
    Maezawa Kasei Industries Co., Ltd.                         2,300   21,307        0.0%
    Maezawa Kyuso Industries Co., Ltd.                           200    2,607        0.0%
    Makino Milling Machine Co., Ltd.                          13,000   78,103        0.0%
    Mandom Corp.                                               1,000   45,260        0.0%
#   Mani, Inc.                                                 1,200   19,710        0.0%
    Marubeni Corp.                                            83,600  443,770        0.1%
    Marubun Corp.                                              1,500   10,312        0.0%
    Marudai Food Co., Ltd.                                    11,000   45,999        0.0%
    Maruha Nichiro Corp.                                       5,700  127,210        0.0%
    Marui Group Co., Ltd.                                     14,100  215,415        0.1%
    Maruichi Steel Tube, Ltd.                                  1,400   40,718        0.0%
    Marusan Securities Co., Ltd.                               3,500   31,688        0.0%
    Maruwa Co., Ltd.                                           1,000   28,397        0.0%
    Maruyama Manufacturing Co., Inc.                           6,000    9,634        0.0%
    Maruzen Showa Unyu Co., Ltd.                               6,000   22,304        0.0%
#   Marvelous, Inc.                                            1,500   12,189        0.0%
#   Matsuda Sangyo Co., Ltd.                                     700    7,560        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
#   Matsui Construction Co., Ltd.                               3,000 $   20,821        0.0%
    Matsui Securities Co., Ltd.                                 3,700     31,888        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         2,800    137,051        0.0%
    Matsuya Foods Co., Ltd.                                       300      7,751        0.0%
    Max Co., Ltd.                                               3,000     32,003        0.0%
    Maxvalu Nishinihon Co., Ltd.                                  900     13,067        0.0%
    Maxvalu Tokai Co., Ltd.                                     1,100     17,535        0.0%
    Mazda Motor Corp.                                          37,800    575,932        0.1%
#   McDonald's Holdings Co. Japan, Ltd.                         1,500     37,474        0.0%
#   MEC Co., Ltd.                                               2,200     15,570        0.0%
    Medical System Network Co., Ltd.                            1,400      8,102        0.0%
    Medipal Holdings Corp.                                      9,200    145,555        0.1%
#   Megachips Corp.                                             1,600     16,451        0.0%
    Megmilk Snow Brand Co., Ltd.                                3,900     90,374        0.0%
    Meidensha Corp.                                            17,000     70,992        0.0%
    MEIJI Holdings Co., Ltd.                                    1,600    123,299        0.0%
    Meiko Network Japan Co., Ltd.                               1,300     14,338        0.0%
    Meisei Industrial Co., Ltd.                                 4,000     18,167        0.0%
    Meitec Corp.                                                1,000     34,688        0.0%
    Meito Sangyo Co., Ltd.                                        200      2,453        0.0%
    Meiwa Corp.                                                 3,500     11,681        0.0%
    Melco Holdings, Inc.                                        2,100     41,663        0.0%
#   Michinoku Bank, Ltd. (The)                                 12,000     19,634        0.0%
    Micronics Japan Co., Ltd.                                   3,400     30,244        0.0%
    Mie Bank, Ltd. (The)                                       12,000     22,418        0.0%
    Milbon Co., Ltd.                                              540     23,666        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     2,400     23,034        0.0%
    Minato Bank, Ltd. (The)                                    17,000     24,369        0.0%
    Minebea Co., Ltd.                                          25,000    204,775        0.1%
#   Ministop Co., Ltd.                                          1,400     22,599        0.0%
    Miraca Holdings, Inc.                                       3,800    161,489        0.1%
    Mirait Holdings Corp.                                       7,400     64,863        0.0%
#   Misawa Homes Co., Ltd.                                      3,600     24,850        0.0%
    MISUMI Group, Inc.                                          7,600    104,954        0.0%
    Mitani Corp.                                                2,000     57,630        0.0%
    Mito Securities Co., Ltd.                                   8,300     21,595        0.0%
    Mitsuba Corp.                                               5,200     74,445        0.0%
    Mitsubishi Corp.                                           23,700    398,364        0.1%
    Mitsubishi Electric Corp.                                  57,000    605,762        0.1%
    Mitsubishi Estate Co., Ltd.                                 9,000    171,023        0.1%
    Mitsubishi Gas Chemical Co., Inc.                          31,000    169,998        0.1%
    Mitsubishi Heavy Industries, Ltd.                         104,000    369,679        0.1%
#   Mitsubishi Logistics Corp.                                  8,000    109,369        0.0%
    Mitsubishi Materials Corp.                                 92,000    291,804        0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       2,600     11,738        0.0%
*   Mitsubishi Paper Mills, Ltd.                               32,000     24,371        0.0%
    Mitsubishi Pencil Co., Ltd.                                 1,000     47,633        0.0%
    Mitsubishi Research Institute, Inc.                           500     15,835        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   14,000     23,317        0.0%
    Mitsubishi UFJ Financial Group, Inc.                      306,500  1,414,440        0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                   22,200     96,751        0.0%
    Mitsuboshi Belting, Ltd.                                    7,000     55,365        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc.                                    104,000 $344,920        0.1%
    Mitsui Fudosan Co., Ltd.                                    6,000  146,535        0.1%
    Mitsui High-Tec, Inc.                                       2,700   16,553        0.0%
    Mitsui Home Co., Ltd.                                       3,000   13,724        0.0%
    Mitsui Matsushima Co., Ltd.                                28,000   29,078        0.0%
    Mitsui Mining & Smelting Co., Ltd.                         66,000  123,863        0.0%
    Mitsui OSK Lines, Ltd.                                    101,000  214,629        0.1%
    Mitsui Sugar Co., Ltd.                                      9,000   40,593        0.0%
    Mitsui-Soko Holdings Co., Ltd.                             12,000   32,128        0.0%
#   Mitsumi Electric Co., Ltd.                                 11,000   53,325        0.0%
    Mitsuuroko Group Holdings Co., Ltd.                           500    2,411        0.0%
#   Miyaji Engineering Group, Inc.                             15,000   20,519        0.0%
    Miyazaki Bank, Ltd. (The)                                  14,000   35,531        0.0%
#   Miyoshi Oil & Fat Co., Ltd.                                 7,000    8,008        0.0%
    Mizuho Financial Group, Inc.                              616,499  924,077        0.2%
    Mizuno Corp.                                               10,000   47,505        0.0%
#   Monex Group, Inc.                                          17,100   44,113        0.0%
    Monogatari Corp. (The)                                        600   28,320        0.0%
#   MonotaRO Co., Ltd.                                          2,200   66,060        0.0%
#   MORESCO Corp.                                               1,700   18,145        0.0%
    Morinaga & Co., Ltd.                                       15,000   71,827        0.0%
    Morinaga Milk Industry Co., Ltd.                           22,000  115,359        0.0%
    Morita Holdings Corp.                                       2,000   23,842        0.0%
    MS&AD Insurance Group Holdings, Inc.                        8,400  221,856        0.1%
#   MTI, Ltd.                                                   5,800   40,631        0.0%
    Murata Manufacturing Co., Ltd.                              1,400  182,576        0.1%
    Musashi Seimitsu Industry Co., Ltd.                         2,400   45,812        0.0%
    Musashino Bank, Ltd. (The)                                  3,600   90,672        0.0%
#   Mutoh Holdings Co., Ltd.                                    2,000    4,137        0.0%
    Nabtesco Corp.                                              7,400  166,938        0.1%
#   NAC Co., Ltd.                                               1,500   11,888        0.0%
    Nachi-Fujikoshi Corp.                                      21,000   67,657        0.0%
    Nafco Co., Ltd.                                             1,700   28,016        0.0%
#   Nagano Bank, Ltd. (The)                                    10,000   17,226        0.0%
    Nagase & Co., Ltd.                                         12,300  136,390        0.0%
    Nagatanien Holdings Co., Ltd.                               3,000   30,803        0.0%
    Nagoya Railroad Co., Ltd.                                  30,000  151,303        0.1%
    Nakamuraya Co., Ltd.                                        2,000    8,380        0.0%
    Nakanishi, Inc.                                             1,300   42,607        0.0%
*   Nakayama Steel Works, Ltd.                                 30,000   18,479        0.0%
    Namura Shipbuilding Co., Ltd.                               5,600   41,518        0.0%
    Nankai Electric Railway Co., Ltd.                          18,000   95,379        0.0%
    Nanto Bank, Ltd. (The)                                     31,000   87,649        0.0%
    NDS Co., Ltd.                                               4,000   10,872        0.0%
    NEC Corp.                                                  53,000  128,990        0.0%
    NEC Networks & System Integration Corp.                     2,700   41,873        0.0%
    NET One Systems Co., Ltd.                                   5,800   30,116        0.0%
    Neturen Co., Ltd.                                           2,500   17,151        0.0%
    Nexon Co., Ltd.                                             3,500   52,554        0.0%
#   Next Co., Ltd.                                              6,400   71,566        0.0%
    NGK Insulators, Ltd.                                        5,000  102,683        0.0%
    NGK Spark Plug Co., Ltd.                                    5,100  101,711        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    NH Foods, Ltd.                                             5,000 $111,447        0.0%
#   NHK Spring Co., Ltd.                                      16,200  142,591        0.1%
    Nice Holdings, Inc.                                        2,000    2,522        0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         3,800   90,354        0.0%
    Nichias Corp.                                             11,000   71,253        0.0%
    Nichiban Co., Ltd.                                         3,000   17,500        0.0%
    Nichicon Corp.                                             5,800   39,072        0.0%
    Nichiha Corp.                                              3,200   48,778        0.0%
#   Nichii Gakkan Co.                                          3,900   29,391        0.0%
    Nichirei Corp.                                            24,000  208,901        0.1%
    Nichireki Co., Ltd.                                        2,000   14,364        0.0%
    Nidec Corp.                                                1,600  117,238        0.0%
    Nidec Corp. Sponsored ADR                                    776   14,053        0.0%
    Nifco, Inc.                                                2,800  133,654        0.0%
    NIFTY Corp.                                                1,000    9,888        0.0%
    Nihon Dempa Kogyo Co., Ltd.                                3,900   25,314        0.0%
    Nihon House Holdings Co., Ltd.                             5,000   16,853        0.0%
    Nihon Kohden Corp.                                         3,400   84,648        0.0%
    Nihon M&A Center, Inc.                                     1,500   86,385        0.0%
#   Nihon Nohyaku Co., Ltd.                                    5,900   30,860        0.0%
    Nihon Parkerizing Co., Ltd.                                7,400   65,271        0.0%
    Nihon Plast Co., Ltd.                                      1,300   10,551        0.0%
    Nihon Tokushu Toryo Co., Ltd.                              1,400   10,929        0.0%
    Nihon Trim Co., Ltd.                                         700   47,723        0.0%
    Nihon Unisys, Ltd.                                         6,100   74,700        0.0%
    Nihon Yamamura Glass Co., Ltd.                             7,000   10,532        0.0%
    Nikkiso Co., Ltd.                                          5,700   43,897        0.0%
    Nikko Co., Ltd.                                            5,000   14,997        0.0%
    Nikkon Holdings Co., Ltd.                                  7,200  133,718        0.0%
    Nikon Corp.                                                9,800  142,859        0.1%
    Nintendo Co., Ltd.                                           500   67,700        0.0%
    Nippo Corp.                                                7,000  116,064        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                 20,000   34,428        0.0%
#   Nippon Carbide Industries Co., Inc.                        9,000   13,170        0.0%
#   Nippon Carbon Co., Ltd.                                   18,000   36,404        0.0%
    Nippon Chemi-Con Corp.                                    11,000   14,643        0.0%
    Nippon Chemical Industrial Co., Ltd.                      18,000   33,597        0.0%
    Nippon Chemiphar Co., Ltd.                                 5,000   21,959        0.0%
#   Nippon Coke & Engineering Co., Ltd.                       19,000   13,710        0.0%
#   Nippon Concrete Industries Co., Ltd.                       5,000   12,618        0.0%
    Nippon Denko Co., Ltd.                                     8,000   12,824        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            3,900   75,820        0.0%
    Nippon Electric Glass Co., Ltd.                           32,000  169,422        0.1%
    Nippon Express Co., Ltd.                                  29,000  132,339        0.0%
    Nippon Flour Mills Co., Ltd.                              10,000   77,201        0.0%
    Nippon Gas Co., Ltd.                                       3,400   79,147        0.0%
#   Nippon Hume Corp.                                          4,000   21,073        0.0%
    Nippon Koei Co., Ltd.                                      7,000   22,537        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     64,000  112,941        0.0%
    Nippon Paint Holdings Co., Ltd.                            2,200   57,765        0.0%
#   Nippon Paper Industries Co., Ltd.                         12,300  236,352        0.1%
#   Nippon Parking Development Co., Ltd.                      20,100   22,290        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Nippon Pillar Packing Co., Ltd.                             2,000 $ 16,799        0.0%
    Nippon Piston Ring Co., Ltd.                                  500    6,671        0.0%
    Nippon Road Co., Ltd. (The)                                11,000   50,990        0.0%
#*  Nippon Sharyo, Ltd.                                         5,000   12,105        0.0%
#*  Nippon Sheet Glass Co., Ltd.                               65,000   50,756        0.0%
    Nippon Shokubai Co., Ltd.                                   2,600  134,669        0.0%
    Nippon Signal Co., Ltd.                                     4,300   35,795        0.0%
    Nippon Soda Co., Ltd.                                      16,000   83,606        0.0%
    Nippon Steel & Sumikin Bussan Corp.                        21,000   74,185        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        32,340  672,923        0.2%
    Nippon Suisan Kaisha, Ltd.                                 32,300  178,527        0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)          3,000   18,103        0.0%
    Nippon Telegraph & Telephone Corp.                          5,600  250,602        0.1%
    Nippon Telegraph & Telephone Corp. ADR                      1,189   52,994        0.0%
    Nippon Thompson Co., Ltd.                                   7,000   25,260        0.0%
    Nippon Valqua Industries, Ltd.                              8,000   20,920        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                                8,600   11,112        0.0%
    Nippon Yusen K.K.                                         155,000  303,648        0.1%
    Nishi-Nippon City Bank, Ltd. (The)                         68,000  122,689        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            21,000  128,087        0.0%
    Nishikawa Rubber Co., Ltd.                                    400    6,781        0.0%
    Nishimatsu Construction Co., Ltd.                          29,000  126,639        0.0%
    Nishimatsuya Chain Co., Ltd.                                1,400   15,953        0.0%
    Nishio Rent All Co., Ltd.                                   1,200   31,557        0.0%
    Nissan Chemical Industries, Ltd.                            6,500  173,602        0.1%
    Nissan Shatai Co., Ltd.                                     6,800   66,380        0.0%
#   Nissei ASB Machine Co., Ltd.                                1,500   28,357        0.0%
#   Nissei Build Kogyo Co., Ltd.                                8,000   29,878        0.0%
    Nissei Plastic Industrial Co., Ltd.                         2,700   15,941        0.0%
#   Nissha Printing Co., Ltd.                                   2,500   39,809        0.0%
    Nisshin Oillio Group, Ltd. (The)                           14,000   59,500        0.0%
    Nisshin Seifun Group, Inc.                                 12,640  206,931        0.1%
    Nisshin Steel Co., Ltd.                                    11,200  149,938        0.1%
    Nisshinbo Holdings, Inc.                                   16,500  179,660        0.1%
    Nissin Corp.                                               10,000   28,390        0.0%
    Nissin Electric Co., Ltd.                                   5,000   57,498        0.0%
    Nissin Foods Holdings Co., Ltd.                             1,100   51,065        0.0%
#   Nissin Kogyo Co., Ltd.                                      4,000   55,321        0.0%
    Nissin Sugar Co., Ltd.                                        900   11,258        0.0%
    Nissui Pharmaceutical Co., Ltd.                             1,400   16,507        0.0%
    Nitori Holdings Co., Ltd.                                   1,100  102,321        0.0%
    Nitta Corp.                                                   700   17,121        0.0%
    Nittetsu Mining Co., Ltd.                                   6,000   22,187        0.0%
*   Nitto Boseki Co., Ltd.                                     14,000   43,227        0.0%
    Nitto Denko Corp.                                           3,400  183,160        0.1%
    Nitto FC Co., Ltd.                                          3,400   28,392        0.0%
    Nitto Kogyo Corp.                                           2,700   42,749        0.0%
    Nitto Kohki Co., Ltd.                                       1,300   25,586        0.0%
    Nittoc Construction Co., Ltd.                               6,700   27,297        0.0%
#   Nittoku Engineering Co., Ltd.                                 500    4,536        0.0%
    NOF Corp.                                                  13,000  102,328        0.0%
    Nohmi Bosai, Ltd.                                           2,600   36,406        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nojima Corp.                                                3,300 $   36,617        0.0%
    NOK Corp.                                                  11,800    195,570        0.1%
    Nomura Co., Ltd.                                            1,300     21,694        0.0%
    Nomura Holdings, Inc.                                      70,100    297,838        0.1%
    Nomura Real Estate Holdings, Inc.                          11,600    211,993        0.1%
    Nomura Research Institute, Ltd.                             2,530     88,753        0.0%
    Noritake Co., Ltd.                                         10,000     22,075        0.0%
    Noritz Corp.                                                3,600     60,192        0.0%
    North Pacific Bank, Ltd.                                   41,400    104,957        0.0%
    NS Solutions Corp.                                          3,000     52,154        0.0%
#   NS United Kaiun Kaisha, Ltd.                               11,000     14,977        0.0%
    NSD Co., Ltd.                                               1,100     17,250        0.0%
    NSK, Ltd.                                                  26,200    228,669        0.1%
    NTN Corp.                                                  51,000    158,033        0.1%
    NTT Data Corp.                                              3,100    161,388        0.1%
    NTT DOCOMO, Inc.                                           55,700  1,335,908        0.3%
    NTT Urban Development Corp.                                 5,400     50,533        0.0%
    Nuflare Technology, Inc.                                      500     22,275        0.0%
    OAK Capital Corp.                                          10,800     16,380        0.0%
    Obara Group, Inc.                                           1,100     40,246        0.0%
    Obayashi Corp.                                             14,000    137,205        0.0%
    Obayashi Road Corp.                                         5,000     35,730        0.0%
    Obic Co., Ltd.                                              1,300     68,329        0.0%
    Odakyu Electric Railway Co., Ltd.                          10,000    108,595        0.0%
    Odelic Co., Ltd.                                              700     20,978        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                            39,000    119,986        0.0%
    Ohashi Technica, Inc.                                       1,900     20,827        0.0%
#   Ohsho Food Service Corp.                                    1,300     41,451        0.0%
    Oiles Corp.                                                 1,740     28,216        0.0%
#   Oita Bank, Ltd. (The)                                      17,000     51,941        0.0%
    Oji Holdings Corp.                                         47,000    193,007        0.1%
    Okabe Co., Ltd.                                             6,500     48,083        0.0%
    Okamura Corp.                                               5,200     48,082        0.0%
    Okasan Securities Group, Inc.                              12,000     63,323        0.0%
#   Oki Electric Industry Co., Ltd.                           107,000    149,770        0.1%
#   Okinawa Cellular Telephone Co.                              1,000     28,335        0.0%
    Okinawa Electric Power Co., Inc. (The)                      1,500     38,332        0.0%
#   OKK Corp.                                                  18,000     17,564        0.0%
#   OKUMA Corp.                                                12,000     93,620        0.0%
    Okumura Corp.                                              17,000     89,046        0.0%
    Okura Industrial Co., Ltd.                                  8,000     20,974        0.0%
    Okuwa Co., Ltd.                                             2,000     21,434        0.0%
    Olympus Corp.                                               2,000     77,913        0.0%
    Omron Corp.                                                 4,900    155,511        0.1%
    Onoken Co., Ltd.                                            1,700     18,066        0.0%
#   Onward Holdings Co., Ltd.                                  13,000     89,684        0.0%
    Open House Co., Ltd.                                        1,300     27,634        0.0%
    Optex Co., Ltd.                                             1,500     47,931        0.0%
    Oracle Corp. Japan                                            700     37,704        0.0%
    Organo Corp.                                                5,000     19,220        0.0%
    Oriental Land Co., Ltd.                                     1,600    111,105        0.0%
#   Origin Electric Co., Ltd.                                   7,000     17,854        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    ORIX Corp.                                                 41,000 $579,942        0.1%
    Osaka Gas Co., Ltd.                                        30,000  108,155        0.0%
    Osaka Soda Co., Ltd.                                        9,000   34,146        0.0%
    Osaka Steel Co., Ltd.                                       1,400   22,932        0.0%
#   OSAKA Titanium Technologies Co., Ltd.                       1,300   17,567        0.0%
    Osaki Electric Co., Ltd.                                    5,000   35,737        0.0%
#   OSG Corp.                                                   9,300  172,828        0.1%
    Otsuka Corp.                                                  300   14,306        0.0%
    Otsuka Holdings Co., Ltd.                                   6,300  245,602        0.1%
    Otsuka Kagu, Ltd.                                           1,700   21,731        0.0%
    Oyo Corp.                                                   2,200   23,283        0.0%
    Pacific Industrial Co., Ltd.                                4,000   38,624        0.0%
#*  Pacific Metals Co., Ltd.                                   16,000   51,193        0.0%
    Pack Corp. (The)                                            1,000   23,530        0.0%
    Pal Co., Ltd.                                               1,600   38,854        0.0%
    PALTAC Corp.                                                4,300   76,320        0.0%
    PanaHome Corp.                                              9,000   70,178        0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                 2,800   14,462        0.0%
    Paramount Bed Holdings Co., Ltd.                            1,300   48,358        0.0%
    Parco Co., Ltd.                                             2,500   21,055        0.0%
    Park24 Co., Ltd.                                            4,100  114,915        0.0%
    Pasco Corp.                                                 4,000   14,037        0.0%
#   Pasona Group, Inc.                                          4,200   25,639        0.0%
    Penta-Ocean Construction Co., Ltd.                         34,300  154,464        0.1%
    Pigeon Corp.                                                4,800  126,075        0.0%
    Pilot Corp.                                                 2,000   79,274        0.0%
    Piolax, Inc.                                                1,100   57,789        0.0%
#*  Pioneer Corp.                                              38,200  102,365        0.0%
#   Plenus Co., Ltd.                                            1,900   34,850        0.0%
    Pocket Card Co., Ltd.                                       2,600   12,759        0.0%
    Pola Orbis Holdings, Inc.                                     600   47,717        0.0%
    Poletowin Pitcrew Holdings, Inc.                            1,300   10,651        0.0%
    Press Kogyo Co., Ltd.                                       9,000   30,886        0.0%
    Pressance Corp.                                               800   28,082        0.0%
    Prestige International, Inc.                                1,800   20,754        0.0%
    Prima Meat Packers, Ltd.                                   14,000   38,553        0.0%
    Proto Corp.                                                   800   10,493        0.0%
    Qol Co., Ltd.                                               4,000   56,167        0.0%
    Raito Kogyo Co., Ltd.                                       5,100   54,047        0.0%
    Rakuten, Inc.                                               8,400   91,319        0.0%
    Relo Holdings, Inc.                                           400   51,146        0.0%
    Renaissance, Inc.                                           2,600   28,682        0.0%
    Rengo Co., Ltd.                                            22,000  119,798        0.0%
    Resona Holdings, Inc.                                     108,000  381,808        0.1%
    Resorttrust, Inc.                                           1,600   33,081        0.0%
    Rheon Automatic Machinery Co., Ltd.                         2,500   13,815        0.0%
    Ricoh Co., Ltd.                                            53,400  544,195        0.1%
    Ricoh Leasing Co., Ltd.                                     1,800   52,005        0.0%
    Riken Corp.                                                 8,000   25,827        0.0%
    Riken Technos Corp.                                         5,000   17,998        0.0%
    Riken Vitamin Co., Ltd.                                       500   19,546        0.0%
    Ringer Hut Co., Ltd.                                        1,500   31,275        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Rinnai Corp.                                                 800 $ 70,602        0.0%
    Rion Co., Ltd.                                             1,900   26,864        0.0%
    Riso Kagaku Corp.                                          3,400   53,039        0.0%
#   Rock Field Co., Ltd.                                         600    8,996        0.0%
    Rohm Co., Ltd.                                             2,400  103,862        0.0%
    Rohto Pharmaceutical Co., Ltd.                             6,100  103,831        0.0%
    Roland DG Corp.                                            1,400   27,797        0.0%
    Round One Corp.                                           10,800   63,386        0.0%
    Royal Holdings Co., Ltd.                                   1,900   36,255        0.0%
    Ryobi, Ltd.                                               17,000   61,670        0.0%
    Ryoden Trading Co., Ltd.                                   5,000   29,152        0.0%
    Ryohin Keikaku Co., Ltd.                                     400   89,105        0.0%
    Ryosan Co., Ltd.                                           3,800   91,047        0.0%
#   Ryoyo Electro Corp.                                        2,200   26,332        0.0%
#   S Foods, Inc.                                              1,400   33,327        0.0%
#   Sac's Bar Holdings, Inc.                                   1,200   15,231        0.0%
    Saibu Gas Co., Ltd.                                       21,000   51,871        0.0%
    Sakai Chemical Industry Co., Ltd.                         10,000   27,518        0.0%
    Sakai Moving Service Co., Ltd.                             1,000   24,239        0.0%
    Sakai Ovex Co., Ltd.                                      15,000   22,898        0.0%
    Sakata INX Corp.                                           4,800   54,215        0.0%
    Sakata Seed Corp.                                          2,200   55,593        0.0%
#   SAMTY Co., Ltd.                                            1,300   12,551        0.0%
    San-A Co., Ltd.                                            1,400   64,439        0.0%
    San-Ai Oil Co., Ltd.                                       6,000   42,050        0.0%
    San-In Godo Bank, Ltd. (The)                              12,000   77,314        0.0%
#   Sanden Holdings Corp.                                     16,000   47,185        0.0%
    Sangetsu Co., Ltd.                                         5,400   96,777        0.0%
#   Sanken Electric Co., Ltd.                                 11,000   36,468        0.0%
    Sanki Engineering Co., Ltd.                                4,800   37,755        0.0%
    Sankyo Seiko Co., Ltd.                                     3,700   12,686        0.0%
    Sankyo Tateyama, Inc.                                      3,000   41,524        0.0%
    Sankyu, Inc.                                              30,000  139,430        0.1%
    Sanoh Industrial Co., Ltd.                                 1,500    8,209        0.0%
#   Sanrio Co., Ltd.                                           2,400   47,186        0.0%
    Sanshin Electronics Co., Ltd.                              3,200   26,419        0.0%
    Santen Pharmaceutical Co., Ltd.                            3,500   50,161        0.0%
    Sanwa Holdings Corp.                                      23,100  179,231        0.1%
    Sanyo Chemical Industries, Ltd.                            9,000   69,503        0.0%
    Sanyo Denki Co., Ltd.                                      5,000   24,553        0.0%
    Sanyo Electric Railway Co., Ltd.                           6,000   27,905        0.0%
#   Sanyo Shokai, Ltd.                                        13,000   31,133        0.0%
    Sanyo Special Steel Co., Ltd.                             17,000   77,369        0.0%
    Sato Holdings Corp.                                        3,400   70,104        0.0%
    Sato Restaurant Systems Co., Ltd.                          1,100    8,092        0.0%
    Satori Electric Co., Ltd.                                  3,200   21,983        0.0%
    Sawada Holdings Co., Ltd.                                  2,100   20,768        0.0%
    Sawai Pharmaceutical Co., Ltd.                             2,400  154,608        0.1%
    Saxa Holdings, Inc.                                       13,000   23,877        0.0%
    SBI Holdings, Inc.                                        21,900  226,746        0.1%
#   SBS Holdings, Inc.                                         3,100   19,076        0.0%
    SCREEN Holdings Co., Ltd.                                 19,000  146,589        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
#   Scroll Corp.                                               4,300 $ 16,631        0.0%
    SCSK Corp.                                                 1,200   43,525        0.0%
    Secom Co., Ltd.                                            2,300  176,744        0.1%
    Seibu Holdings, Inc.                                       2,300   48,523        0.0%
    Seika Corp.                                                2,000    4,027        0.0%
    Seikitokyu Kogyo Co., Ltd.                                 3,600   15,736        0.0%
    Seiko Epson Corp.                                         17,800  291,687        0.1%
    Seiko Holdings Corp.                                      15,000   56,183        0.0%
    Seino Holdings Co., Ltd.                                  13,700  139,239        0.1%
    Seiren Co., Ltd.                                           3,600   37,015        0.0%
    Sekisui Chemical Co., Ltd.                                24,000  299,954        0.1%
    Sekisui House, Ltd.                                       17,500  303,858        0.1%
    Sekisui Jushi Corp.                                        2,600   36,090        0.0%
    Sekisui Plastics Co., Ltd.                                 4,000   12,764        0.0%
#   Senko Co., Ltd.                                           13,000   83,164        0.0%
    Senshu Ikeda Holdings, Inc.                               27,400  103,212        0.0%
#   Senshukai Co., Ltd.                                        3,800   26,071        0.0%
    Seria Co., Ltd.                                            1,600   94,058        0.0%
    Seven & I Holdings Co., Ltd.                               9,000  367,222        0.1%
    Seven Bank, Ltd.                                          13,200   56,090        0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        2,000    5,065        0.0%
    Shibuya Corp.                                              1,600   18,921        0.0%
#   Shidax Corp.                                               2,500   11,680        0.0%
#   Shiga Bank, Ltd. (The)                                    28,000  121,694        0.0%
    Shikoku Bank, Ltd. (The)                                  27,000   52,502        0.0%
    Shikoku Chemicals Corp.                                    5,000   41,442        0.0%
#   Shikoku Electric Power Co., Inc.                           7,300   90,108        0.0%
    Shima Seiki Manufacturing, Ltd.                            3,200   52,502        0.0%
    Shimachu Co., Ltd.                                         5,800  134,988        0.0%
    Shimamura Co., Ltd.                                          800  107,995        0.0%
    Shimano, Inc.                                                600   86,083        0.0%
    Shimizu Bank, Ltd. (The)                                     700   14,757        0.0%
    Shimizu Corp.                                             12,000  107,554        0.0%
    Shin Nippon Air Technologies Co., Ltd.                     2,400   21,530        0.0%
    Shin-Etsu Chemical Co., Ltd.                               7,900  442,469        0.1%
    Shin-Etsu Polymer Co., Ltd.                                2,000   11,850        0.0%
    Shinagawa Refractories Co., Ltd.                           5,000    8,961        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                7,000   25,259        0.0%
#*  Shinkawa, Ltd.                                             2,200    8,380        0.0%
    Shinko Electric Industries Co., Ltd.                       7,100   39,436        0.0%
    Shinko Plantech Co., Ltd.                                  2,800   21,303        0.0%
    Shinko Shoji Co., Ltd.                                     2,700   26,343        0.0%
    Shinmaywa Industries, Ltd.                                12,000   82,237        0.0%
    Shinnihon Corp.                                            6,200   28,589        0.0%
    Shinsei Bank, Ltd.                                        73,000  102,315        0.0%
    Shinsho Corp.                                              2,000    3,606        0.0%
    Shionogi & Co., Ltd.                                       4,200  214,377        0.1%
    Ship Healthcare Holdings, Inc.                             4,100  101,181        0.0%
    Shiseido Co., Ltd.                                         7,200  160,131        0.1%
    Shizuoka Bank, Ltd. (The)                                 18,000  133,411        0.0%
    Shizuoka Gas Co., Ltd.                                     6,600   44,991        0.0%
#   Shoei Foods Corp.                                          1,000   12,526        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
#   Shofu, Inc.                                                 1,000 $ 12,509        0.0%
#*  Shoko Co., Ltd.                                            14,000    9,915        0.0%
    Showa Corp.                                                 5,500   47,755        0.0%
    Showa Denko KK                                            172,000  178,956        0.1%
    Showa Sangyo Co., Ltd.                                     11,000   49,027        0.0%
    Showa Shell Sekiyu K.K.                                    10,000  104,357        0.0%
#   Siix Corp.                                                  1,900   56,130        0.0%
    Sinanen Holdings Co., Ltd.                                  3,000   11,525        0.0%
    Sinfonia Technology Co., Ltd.                              16,000   21,263        0.0%
    Sinko Industries, Ltd.                                      1,100   14,718        0.0%
    Sintokogio, Ltd.                                            5,100   43,122        0.0%
    SKY Perfect JSAT Holdings, Inc.                            20,400  108,596        0.0%
    SMC Corp.                                                     400   97,544        0.0%
    SMK Corp.                                                   6,000   24,463        0.0%
    SMS Co., Ltd.                                               1,800   33,399        0.0%
    SNT Corp.                                                   1,900   10,724        0.0%
    Sodick Co., Ltd.                                            3,700   28,659        0.0%
    SoftBank Group Corp.                                       11,800  634,492        0.2%
    Software Service, Inc.                                        100    3,862        0.0%
    Sogo Medical Co., Ltd.                                      1,600   46,399        0.0%
#   Sohgo Security Services Co., Ltd.                           2,300  127,719        0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                        8,300  217,925        0.1%
    Sotetsu Holdings, Inc.                                     20,000  128,442        0.0%
#   Sparx Group Co., Ltd.                                       1,600    3,072        0.0%
    Square Enix Holdings Co., Ltd.                              3,300   84,479        0.0%
    Srg Takamiya Co., Ltd.                                      1,100    4,967        0.0%
    St Marc Holdings Co., Ltd.                                  2,200   59,514        0.0%
    Stanley Electric Co., Ltd.                                  9,700  197,223        0.1%
#   Star Micronics Co., Ltd.                                    2,200   25,261        0.0%
    Start Today Co., Ltd.                                       2,300   96,629        0.0%
    Starts Corp., Inc.                                          3,000   62,343        0.0%
    Starzen Co., Ltd.                                             500   14,500        0.0%
    Stella Chemifa Corp.                                          800   16,161        0.0%
    Studio Alice Co., Ltd.                                      1,400   34,589        0.0%
    Sugi Holdings Co., Ltd.                                     1,100   53,183        0.0%
    Sumco Corp.                                                26,800  169,715        0.1%
    Sumida Corp.                                                2,700   16,856        0.0%
    Suminoe Textile Co., Ltd.                                   8,000   19,559        0.0%
    Sumitomo Corp.                                             19,800  209,331        0.1%
    Sumitomo Densetsu Co., Ltd.                                 1,900   23,369        0.0%
    Sumitomo Electric Industries, Ltd.                         37,700  453,517        0.1%
    Sumitomo Forestry Co., Ltd.                                12,400  143,162        0.1%
    Sumitomo Heavy Industries, Ltd.                            53,000  222,737        0.1%
    Sumitomo Metal Mining Co., Ltd.                            24,000  270,779        0.1%
    Sumitomo Mitsui Construction Co., Ltd.                     88,600   76,764        0.0%
    Sumitomo Mitsui Financial Group, Inc.                      32,500  977,980        0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                       63,000  193,654        0.1%
    Sumitomo Osaka Cement Co., Ltd.                            47,000  202,632        0.1%
    Sumitomo Precision Products Co., Ltd.                       6,000   18,499        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        1,220   24,465        0.0%
    Sumitomo Realty & Development Co., Ltd.                     4,000  116,305        0.0%
    Sumitomo Riko Co., Ltd.                                     3,300   28,314        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Sumitomo Rubber Industries, Ltd.                           20,600 $313,605        0.1%
    Sumitomo Seika Chemicals Co., Ltd.                          7,000   33,636        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         16,000   79,855        0.0%
#   Sun Frontier Fudousan Co., Ltd.                             2,200   20,342        0.0%
    Sundrug Co., Ltd.                                           1,200   85,267        0.0%
    Suruga Bank, Ltd.                                           4,700   91,387        0.0%
    Suzuken Co., Ltd.                                           6,050  207,322        0.1%
*   SWCC Showa Holdings Co., Ltd.                              31,000   18,784        0.0%
    Sysmex Corp.                                                2,600  162,602        0.1%
    Systena Corp.                                               2,100   31,515        0.0%
    T Hasegawa Co., Ltd.                                        2,000   32,807        0.0%
    T RAD Co., Ltd.                                             8,000   13,070        0.0%
    T&D Holdings, Inc.                                         19,400  185,706        0.1%
    T&K Toka Co., Ltd.                                          1,400   11,394        0.0%
#   T-Gaia Corp.                                                2,200   26,720        0.0%
    Tabuchi Electric Co., Ltd.                                  3,000   12,999        0.0%
    Tachi-S Co., Ltd.                                           3,600   49,353        0.0%
    Tachibana Eletech Co., Ltd.                                 1,080   11,633        0.0%
    Tadano, Ltd.                                               13,000  124,052        0.0%
    Taihei Dengyo Kaisha, Ltd.                                  4,000   32,869        0.0%
    Taiheiyo Cement Corp.                                     117,000  309,584        0.1%
    Taiho Kogyo Co., Ltd.                                       1,600   17,355        0.0%
    Taikisha, Ltd.                                              2,200   50,229        0.0%
    Taiko Bank, Ltd. (The)                                     13,000   24,026        0.0%
#   Taiko Pharmaceutical Co., Ltd.                              1,500   20,736        0.0%
    Taisei Corp.                                               12,000   81,906        0.0%
    Taisei Lamick Co., Ltd.                                       200    5,224        0.0%
    Taiyo Holdings Co., Ltd.                                    1,300   43,167        0.0%
    Taiyo Yuden Co., Ltd.                                      14,100  140,704        0.1%
#   Takagi Securities Co., Ltd.                                 9,000   11,088        0.0%
    Takaoka Toko Co., Ltd.                                      1,200   18,686        0.0%
#   Takara Leben Co., Ltd.                                      9,900   62,980        0.0%
#   Takara Standard Co., Ltd.                                   9,000   79,402        0.0%
    Takasago International Corp.                                1,600   35,662        0.0%
    Takasago Thermal Engineering Co., Ltd.                      3,900   48,570        0.0%
    Takashima & Co., Ltd.                                       6,000    9,361        0.0%
    Takashimaya Co., Ltd.                                      25,000  182,520        0.1%
#*  Takata Corp.                                                3,800   13,925        0.0%
    Take And Give Needs Co., Ltd.                                 700    2,962        0.0%
    Takeda Pharmaceutical Co., Ltd.                             5,200  248,362        0.1%
#   Takeei Corp.                                                1,700   15,379        0.0%
    Takeuchi Manufacturing Co., Ltd.                            4,100   61,154        0.0%
    Takihyo Co., Ltd.                                           3,000   11,681        0.0%
    Takiron Co., Ltd.                                           6,000   29,332        0.0%
    Takisawa Machine Tool Co., Ltd.                             7,000    7,625        0.0%
    Takuma Co., Ltd.                                            5,000   42,981        0.0%
#   Tama Home Co., Ltd.                                         4,700   18,879        0.0%
#   Tamron Co., Ltd.                                            1,800   29,097        0.0%
    Tamura Corp.                                                7,000   18,845        0.0%
    Tanseisha Co., Ltd.                                         5,400   42,099        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                   2,100    6,593        0.0%
#   Tayca Corp.                                                 4,000   17,721        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    TBK Co., Ltd.                                              3,000 $ 10,837        0.0%
    TDK Corp.                                                  7,500  438,854        0.1%
    Teijin, Ltd.                                              97,000  347,283        0.1%
    Teikoku Electric Manufacturing Co., Ltd.                   2,000   14,881        0.0%
#   Temp Holdings Co., Ltd.                                    1,600   24,019        0.0%
    Tenma Corp.                                                  700   10,421        0.0%
    Terumo Corp.                                               4,000  152,061        0.1%
    THK Co., Ltd.                                             10,300  204,588        0.1%
    TKC Corp.                                                  1,100   29,885        0.0%
#   Toa Corp.(6894434)                                         2,500   25,070        0.0%
    Toa Corp.(6894508)                                        20,000   44,110        0.0%
#   Toa Oil Co., Ltd.                                         10,000   11,784        0.0%
    TOA ROAD Corp.                                             7,000   23,240        0.0%
    Toagosei Co., Ltd.                                        13,600  122,651        0.0%
#   Tobishima Corp.                                           14,400   23,663        0.0%
    Tobu Railway Co., Ltd.                                    18,000   92,251        0.0%
    TOC Co., Ltd.                                              2,400   19,012        0.0%
    Tocalo Co., Ltd.                                           2,100   37,776        0.0%
    Tochigi Bank, Ltd. (The)                                   8,000   30,829        0.0%
    Toda Corp.                                                19,000   88,567        0.0%
#   Toda Kogyo Corp.                                           8,000   22,176        0.0%
    Toei Co., Ltd.                                             8,000   61,999        0.0%
    Toenec Corp.                                               5,000   32,089        0.0%
    Togami Electric Manufacturing Co., Ltd.                    5,000   19,005        0.0%
    Toho Bank, Ltd. (The)                                     27,000   89,713        0.0%
    Toho Co., Ltd.(6895211)                                      600   13,385        0.0%
    Toho Co., Ltd.(6895200)                                    1,600   40,552        0.0%
    Toho Gas Co., Ltd.                                        19,000  129,727        0.0%
#   Toho Holdings Co., Ltd.                                    4,800  111,048        0.0%
#   Toho Titanium Co., Ltd.                                    2,700   17,951        0.0%
#   Toho Zinc Co., Ltd.                                       13,000   35,200        0.0%
#   Tohoku Bank, Ltd. (The)                                    7,000    9,126        0.0%
    Tohoku Electric Power Co., Inc.                            7,700   98,444        0.0%
    Tokai Carbon Co., Ltd.                                    26,000   68,108        0.0%
    Tokai Corp/Gifu                                              400   11,480        0.0%
#   TOKAI Holdings Corp.                                      11,500   64,446        0.0%
    Tokai Rika Co., Ltd.                                       5,500  101,836        0.0%
    Tokai Tokyo Financial Holdings, Inc.                      14,000   72,559        0.0%
    Token Corp.                                                  510   39,943        0.0%
    Tokio Marine Holdings, Inc.                               10,800  353,403        0.1%
    Tokushu Tokai Paper Co., Ltd.                             14,000   44,585        0.0%
#*  Tokuyama Corp.                                            24,000   38,008        0.0%
    Tokyo Broadcasting System Holdings, Inc.                   1,500   20,631        0.0%
    Tokyo Dome Corp.                                          17,000   72,420        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                   20,200  108,189        0.0%
#   Tokyo Electron Device, Ltd.                                2,000   27,073        0.0%
    Tokyo Electron, Ltd.                                       2,400  158,621        0.1%
    Tokyo Energy & Systems, Inc.                               2,000   14,986        0.0%
    Tokyo Gas Co., Ltd.                                       30,000  132,410        0.0%
    Tokyo Keiki, Inc.                                         10,000   13,892        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 3,100   86,675        0.0%
    Tokyo Rope Manufacturing Co., Ltd.                        18,000   24,689        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Tokyo Seimitsu Co., Ltd.                                    3,500 $ 72,582        0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                        12,900   79,458        0.0%
    Tokyo Tatemono Co., Ltd.                                   15,100  199,374        0.1%
    Tokyo Tekko Co., Ltd.                                       5,000   16,967        0.0%
#   Tokyo Theatres Co., Inc.                                    8,000    8,746        0.0%
    Tokyo TY Financial Group, Inc.                              3,522   89,624        0.0%
    Tokyu Construction Co., Ltd.                                2,740   22,474        0.0%
    Tokyu Corp.                                                14,000  121,337        0.0%
    Tokyu Fudosan Holdings Corp.                               30,143  204,934        0.1%
    Toli Corp.                                                  4,000   11,529        0.0%
    Tomoe Corp.                                                 5,400   17,715        0.0%
    Tomoe Engineering Co., Ltd.                                   900   12,095        0.0%
#   Tomoku Co., Ltd.                                            2,000    5,057        0.0%
    TOMONY Holdings, Inc.                                      16,800   47,798        0.0%
    Tomy Co., Ltd.                                              9,900   69,740        0.0%
    Tonami Holdings Co., Ltd.                                   6,000   15,362        0.0%
    TonenGeneral Sekiyu K.K.                                    7,000   66,302        0.0%
    Topcon Corp.                                                4,200   51,700        0.0%
    Toppan Forms Co., Ltd.                                      5,300   58,293        0.0%
    Toppan Printing Co., Ltd.                                  18,000  153,907        0.1%
    Topre Corp.                                                 4,100   80,719        0.0%
    Topy Industries, Ltd.                                      31,000   59,391        0.0%
#   Toray Industries, Inc.                                     33,000  275,641        0.1%
    Toridoll.corp                                               1,100   19,115        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                      2,900   27,554        0.0%
    Tosei Corp.                                                 2,900   20,306        0.0%
#*  Toshiba Corp.                                             208,000  439,910        0.1%
    Toshiba Machine Co., Ltd.                                  13,000   38,727        0.0%
#   Toshiba Plant Systems & Services Corp.                      2,700   33,389        0.0%
    Toshiba TEC Corp.                                          19,000   71,762        0.0%
    Tosho Co., Ltd.                                               900   33,036        0.0%
#   Tosho Printing Co., Ltd.                                    5,000   25,724        0.0%
    Tosoh Corp.                                                62,000  283,388        0.1%
    Totetsu Kogyo Co., Ltd.                                     1,700   49,524        0.0%
    TOTO, Ltd.                                                  2,499   84,741        0.0%
    Tottori Bank, Ltd. (The)                                    3,000    4,610        0.0%
    Towa Bank, Ltd. (The)                                      56,000   45,901        0.0%
    Towa Corp.                                                  4,100   26,147        0.0%
    Towa Pharmaceutical Co., Ltd.                                 900   41,360        0.0%
    Toyo Construction Co., Ltd.                                10,400   44,471        0.0%
    Toyo Denki Seizo K.K.                                       4,000   11,543        0.0%
    Toyo Engineering Corp.                                     10,000   27,275        0.0%
    Toyo Ink SC Holdings Co., Ltd.                             26,000  103,582        0.0%
    Toyo Kanetsu K.K.                                           8,000   16,651        0.0%
    Toyo Kohan Co., Ltd.                                        4,600   14,473        0.0%
    Toyo Securities Co., Ltd.                                   7,000   16,206        0.0%
    Toyo Seikan Group Holdings, Ltd.                           12,100  238,548        0.1%
    Toyo Suisan Kaisha, Ltd.                                    3,000  105,953        0.0%
    Toyo Tanso Co., Ltd.                                        1,400   17,886        0.0%
    Toyo Tire & Rubber Co., Ltd.                               12,100  180,964        0.1%
    Toyo Wharf & Warehouse Co., Ltd.                           15,000   19,855        0.0%
    Toyobo Co., Ltd.                                          101,000  171,635        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Toyoda Gosei Co., Ltd.                                      7,900 $145,667        0.1%
    Toyota Boshoku Corp.                                        6,300  117,204        0.0%
    Toyota Tsusho Corp.                                        16,300  368,940        0.1%
    TPR Co., Ltd.                                               2,400   60,483        0.0%
    Trancom Co., Ltd.                                             300   17,791        0.0%
    Transcosmos, Inc.                                             900   23,745        0.0%
    Trend Micro, Inc.                                           1,900   72,056        0.0%
    Trusco Nakayama Corp.                                       1,700   67,550        0.0%
    TS Tech Co., Ltd.                                           5,200  118,763        0.0%
    TSI Holdings Co., Ltd.                                      9,800   62,495        0.0%
    Tsubakimoto Chain Co.                                      16,000  104,346        0.0%
    Tsugami Corp.                                               6,000   25,024        0.0%
    Tsukada Global Holdings, Inc.                               1,700   11,625        0.0%
    Tsukishima Kikai Co., Ltd.                                  3,600   30,100        0.0%
    Tsukuba Bank, Ltd.                                          6,800   17,782        0.0%
    Tsukui Corp.                                                3,500   42,567        0.0%
    Tsumura & Co.                                               4,600  118,371        0.0%
    Tsuruha Holdings, Inc.                                      1,100  105,507        0.0%
    Tsurumi Manufacturing Co., Ltd.                             2,000   26,557        0.0%
    Tsutsumi Jewelry Co., Ltd.                                  1,500   31,332        0.0%
    TV Asahi Holdings Corp.                                     1,600   26,571        0.0%
    Tv Tokyo Holdings Corp.                                       600   10,403        0.0%
    Tyo, Inc.                                                  13,700   20,834        0.0%
#   U-Shin, Ltd.                                                1,400    8,941        0.0%
    UACJ Corp.                                                 25,000   50,789        0.0%
    Ube Industries, Ltd.                                      140,000  265,900        0.1%
    Uchida Yoko Co., Ltd.                                       7,000   28,981        0.0%
    UKC Holdings Corp.                                          1,600   28,409        0.0%
    Ulvac, Inc.                                                 5,600  171,705        0.1%
    Unicharm Corp.                                              2,800   57,879        0.0%
*   Uniden Holdings Corp.                                      10,000   11,461        0.0%
    Union Tool Co.                                              1,200   33,031        0.0%
    Unipres Corp.                                               4,900   86,226        0.0%
    United Arrows, Ltd.                                         1,700   68,310        0.0%
    United Super Markets Holdings, Inc.                         2,000   18,444        0.0%
#*  Unitika, Ltd.                                              22,000   10,834        0.0%
    Unizo Holdings Co., Ltd.                                    1,400   59,283        0.0%
    UNY Group Holdings Co., Ltd.                               17,400  126,980        0.0%
*   Usen Corp.                                                  6,500   22,344        0.0%
    Ushio, Inc.                                                10,400  141,449        0.1%
    USS Co., Ltd.                                               3,500   55,364        0.0%
#*  UT Group Co., Ltd.                                          2,700   10,673        0.0%
    Valor Holdings Co., Ltd.                                    4,600  110,840        0.0%
    Vital KSK Holdings, Inc.                                    5,400   46,044        0.0%
    VT Holdings Co., Ltd.                                       7,500   37,895        0.0%
    Wacoal Holdings Corp.                                      14,000  168,802        0.1%
#   Wacom Co., Ltd.                                            14,000   58,199        0.0%
#   Wakachiku Construction Co., Ltd.                           15,000   20,628        0.0%
    Wakita & Co., Ltd.                                          3,600   24,979        0.0%
    Warabeya Nichiyo Co., Ltd.                                  1,700   31,791        0.0%
#   WATAMI Co., Ltd.                                            2,300   21,816        0.0%
    Weathernews, Inc.                                             900   31,589        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES   VALUE++     ASSETS**
                                                              ------ ------------ ----------
JAPAN -- (Continued)
#   Welcia Holdings Co., Ltd.                                  1,065 $     56,256        0.0%
#   West Holdings Corp.                                        3,200       19,157        0.0%
    West Japan Railway Co.                                     2,200      132,806        0.0%
    Wowow, Inc.                                                1,000       21,402        0.0%
    Xebio Holdings Co., Ltd.                                   2,700       43,067        0.0%
    Yahagi Construction Co., Ltd.                              2,300       16,362        0.0%
#   Yahoo Japan Corp.                                         11,800       52,786        0.0%
#   Yakult Honsha Co., Ltd.                                      800       39,657        0.0%
    YAMABIKO Corp.                                             2,400       17,036        0.0%
#   Yamada Denki Co., Ltd.                                    50,300      253,223        0.1%
#   Yamagata Bank, Ltd. (The)                                 16,000       58,164        0.0%
    Yamaguchi Financial Group, Inc.                           17,000      158,012        0.1%
#   Yamaichi Electronics Co., Ltd.                             3,000       14,897        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                           18,000       66,659        0.0%
#   Yamatane Corp.                                            14,000       19,122        0.0%
    Yamato Holdings Co., Ltd.                                  5,100      102,861        0.0%
    Yamato Kogyo Co., Ltd.                                     5,000      117,373        0.0%
    Yamazaki Baking Co., Ltd.                                 10,000      236,729        0.1%
    Yamazen Corp.                                              4,500       35,173        0.0%
    Yaoko Co., Ltd.                                            1,400       61,914        0.0%
    Yaskawa Electric Corp.                                    13,900      162,787        0.1%
    Yasuda Logistics Corp.                                       600        3,875        0.0%
    Yellow Hat, Ltd.                                           2,000       40,930        0.0%
#   Yodogawa Steel Works, Ltd.                                 3,200       72,246        0.0%
#   Yokogawa Bridge Holdings Corp.                             3,600       32,466        0.0%
    Yokogawa Electric Corp.                                   20,400      219,182        0.1%
#   Yokohama Reito Co., Ltd.                                   5,100       49,864        0.0%
    Yokohama Rubber Co., Ltd. (The)                           11,000      184,411        0.1%
    Yondoshi Holdings, Inc.                                    1,300       31,428        0.0%
    Yorozu Corp.                                               2,100       42,021        0.0%
    Yoshinoya Holdings Co., Ltd.                               1,600       20,333        0.0%
    Yuasa Trading Co., Ltd.                                    1,500       33,709        0.0%
#   Yumeshin Holdings Co., Ltd.                                2,600       14,966        0.0%
    Yurtec Corp.                                               4,000       28,726        0.0%
    Yusen Logistics Co., Ltd.                                  1,400       16,471        0.0%
    Yushiro Chemical Industry Co., Ltd.                        2,000       22,502        0.0%
    Yutaka Giken Co., Ltd.                                       200        3,956        0.0%
    Zenitaka Corp. (The)                                       3,000       12,268        0.0%
    Zenkoku Hosho Co., Ltd.                                      400       14,068        0.0%
    Zenrin Co., Ltd.                                           2,300       49,154        0.0%
    Zensho Holdings Co., Ltd.                                  9,400      119,520        0.0%
    Zeon Corp.                                                18,000      127,893        0.0%
    ZERIA Pharmaceutical Co., Ltd.                             2,300       28,674        0.0%
#   Zojirushi Corp.                                            4,000       59,665        0.0%
    Zuken, Inc.                                                  500        4,887        0.0%
                                                                     ------------       ----
TOTAL JAPAN                                                           101,958,519       21.1%
                                                                     ------------       ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                    12,475      428,124        0.1%
    Accell Group                                               2,133       45,205        0.0%
    Aegon NV                                                  68,284      392,587        0.1%
    Akzo Nobel NV                                             16,262    1,155,360        0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
    AMG Advanced Metallurgical Group NV                         3,771 $    41,108        0.0%
    Amsterdam Commodities NV                                    2,100      56,677        0.0%
#   APERAM SA                                                   5,781     227,583        0.1%
#   Arcadis NV                                                  8,029     137,624        0.0%
    ASM International NV                                        6,745     275,518        0.1%
    ASML Holding NV                                             3,081     297,614        0.1%
    BE Semiconductor Industries NV                              3,932     118,445        0.0%
    Beter Bed Holding NV                                        1,401      34,023        0.0%
    BinckBank NV                                                7,357      43,355        0.0%
    Boskalis Westminster                                        8,986     374,743        0.1%
    Brunel International NV                                     2,935      66,156        0.0%
    Corbion NV                                                  7,422     189,580        0.0%
    Delta Lloyd NV                                             40,526     206,739        0.1%
*   Fugro NV                                                    6,233     126,954        0.0%
    Gemalto NV                                                  7,325     476,138        0.1%
#*  Heijmans NV                                                 1,782      16,810        0.0%
    Hunter Douglas NV                                              40       2,016        0.0%
    IMCD Group NV                                               2,046      82,770        0.0%
    ING Groep NV                                               70,282     861,195        0.2%
    ING Groep NV Sponsored ADR                                    924      11,337        0.0%
    KAS Bank NV                                                 1,078      11,217        0.0%
    Kendrion NV                                                 1,490      36,466        0.0%
    Koninklijke Ahold NV                                       50,822   1,106,610        0.2%
    Koninklijke BAM Groep NV                                   31,174     150,055        0.0%
#   Koninklijke KPN NV                                        210,334     826,540        0.2%
    Koninklijke Vopak NV                                       10,451     568,212        0.1%
    Nederland Apparatenfabriek                                    310      10,821        0.0%
    NN Group NV                                                 8,503     295,161        0.1%
*   Ordina NV                                                   9,133      13,845        0.0%
    Randstad Holding NV                                         8,454     454,287        0.1%
    RELX NV                                                    24,292     407,950        0.1%
    RELX NV Sponsored ADR                                       1,443      24,236        0.0%
#   SBM Offshore NV                                            25,273     338,517        0.1%
    Sligro Food Group NV                                        2,835     113,026        0.0%
    Telegraaf Media Groep NV                                      752       3,178        0.0%
#   TKH Group NV                                                4,517     178,585        0.0%
*   TomTom NV                                                  11,766     107,198        0.0%
    Unilever NV                                                20,396     897,832        0.2%
    USG People NV                                               6,449     128,734        0.0%
    Van Lanschot NV                                               566      12,022        0.0%
    Wessanen                                                    8,129      83,900        0.0%
    Wolters Kluwer NV                                          21,857     832,590        0.2%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      12,268,643        2.5%
                                                                      -----------        ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                          18,994      23,362        0.0%
    Air New Zealand, Ltd.                                      54,081      92,795        0.0%
    Auckland International Airport, Ltd.                       57,324     245,903        0.1%
    Chorus, Ltd.                                               15,989      44,616        0.0%
    Contact Energy, Ltd.                                       48,151     170,844        0.1%
    EBOS Group, Ltd.                                            3,015      33,581        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     30,399     194,010        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.                                    39,224 $  228,016        0.1%
    Fonterra Co-operative Group, Ltd.                           3,264     13,233        0.0%
    Freightways, Ltd.                                           8,155     37,655        0.0%
    Genesis Energy, Ltd.                                       26,397     37,797        0.0%
    Infratil, Ltd.                                             39,735     89,830        0.0%
    Kathmandu Holdings, Ltd.                                    8,507      9,432        0.0%
#   Mainfreight, Ltd.                                           8,770    100,313        0.0%
    Meridian Energy, Ltd.                                      15,516     28,661        0.0%
    Metlifecare, Ltd.                                          11,749     42,850        0.0%
    Mighty River Power, Ltd.                                   14,712     31,044        0.0%
*   New Zealand Oil & Gas, Ltd.                                76,358     25,768        0.0%
#   New Zealand Refining Co., Ltd. (The)                        4,942     10,309        0.0%
    Nuplex Industries, Ltd.                                    18,776     68,986        0.0%
#   Port of Tauranga, Ltd.                                      3,937     51,436        0.0%
    Restaurant Brands New Zealand, Ltd.                         3,694     13,008        0.0%
    Ryman Healthcare, Ltd.                                     14,109     87,951        0.0%
    Skellerup Holdings, Ltd.                                   11,366     10,472        0.0%
    SKY Network Television, Ltd.                               39,110    145,170        0.0%
    Spark New Zealand, Ltd.                                   119,070    307,887        0.1%
    Summerset Group Holdings, Ltd.                             12,634     39,128        0.0%
    Tower, Ltd.                                                17,032     21,399        0.0%
    Trade Me Group, Ltd.                                       34,995    111,294        0.0%
#   TrustPower, Ltd.                                            3,203     17,325        0.0%
    Vector, Ltd.                                               12,512     29,276        0.0%
    Warehouse Group, Ltd. (The)                                 9,073     17,466        0.0%
*   Xero, Ltd.                                                    584      6,675        0.0%
                                                                      ----------        ---
TOTAL NEW ZEALAND                                                      2,387,492        0.5%
                                                                      ----------        ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                             33,517     23,383        0.0%
    AF Gruppen ASA                                                821     13,460        0.0%
#*  Akastor ASA                                                13,509     18,760        0.0%
#   Aker ASA Class A                                            3,339     68,830        0.0%
*   Aker Solutions ASA                                         16,508     63,107        0.0%
    American Shipping Co. ASA                                   2,375      8,115        0.0%
    Atea ASA                                                   11,061    103,775        0.0%
    Austevoll Seafood ASA                                      11,022     92,729        0.0%
    Bakkafrost P/F                                              2,763     97,740        0.0%
    Bonheur ASA                                                 1,193      8,586        0.0%
    Borregaard ASA                                             11,182     83,694        0.0%
    BW LPG, Ltd.                                                8,509     51,136        0.0%
    BW Offshore, Ltd.                                          42,234      9,204        0.0%
#*  Det Norske Oljeselskap ASA                                 11,645    103,606        0.0%
#   DNB ASA                                                    19,226    246,024        0.1%
#*  DNO ASA                                                    34,782     39,963        0.0%
    Ekornes ASA                                                 2,881     33,629        0.0%
#   Entra ASA                                                   1,892     17,866        0.0%
*   Fred Olsen Energy ASA                                       4,932     21,250        0.0%
    Frontline, Ltd.                                             4,019     33,325        0.0%
    Gjensidige Forsikring ASA                                   3,708     63,484        0.0%
    Grieg Seafood ASA                                           2,851     14,088        0.0%
#*  Hexagon Composites ASA                                      3,890     11,882        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
NORWAY -- (Continued)
#   Hoegh LNG Holdings Ltd                                        2,182 $   25,468        0.0%
*   Kongsberg Automotive ASA                                     69,568     56,375        0.0%
    Kvaerner ASA                                                 23,002     22,810        0.0%
    Leroy Seafood Group ASA                                       1,710     83,457        0.0%
    Marine Harvest ASA                                            8,978    139,934        0.1%
#*  Nordic Semiconductor ASA                                      8,150     47,404        0.0%
#   Norsk Hydro ASA                                              63,760    277,419        0.1%
#*  Norske Skogindustrier ASA                                    31,267      8,651        0.0%
#*  Norwegian Air Shuttle ASA                                     2,308    106,326        0.0%
#   Ocean Yield ASA                                               2,446     16,544        0.0%
*   Odfjell SE Class A                                              203        805        0.0%
    Olav Thon Eiendomsselskap ASA                                   658     11,354        0.0%
#   Opera Software ASA                                            9,437     77,094        0.0%
#   Orkla ASA                                                     7,127     62,218        0.0%
#   Petroleum Geo-Services ASA                                   24,611     86,784        0.0%
#   Prosafe SE                                                   16,952     10,211        0.0%
#*  REC Silicon ASA                                             334,585     73,268        0.0%
    Salmar ASA                                                    2,265     56,278        0.0%
#   Schibsted ASA Class A                                         1,268     36,955        0.0%
*   Schibsted ASA Class B                                         1,832     52,128        0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                      15,042     72,147        0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                       8,487     40,568        0.0%
    Solstad Offshore ASA                                            578      1,119        0.0%
*   Songa Offshore                                              103,912      4,119        0.0%
    SpareBank 1 SR-Bank ASA                                      19,091     93,007        0.0%
    Statoil ASA                                                  42,113    741,243        0.2%
    Statoil ASA Sponsored ADR                                     3,101     54,547        0.0%
    Stolt-Nielsen, Ltd.                                           2,560     33,855        0.0%
*   Storebrand ASA                                               39,285    166,381        0.1%
#*  Subsea 7 SA                                                  21,738    199,451        0.1%
    Telenor ASA                                                   8,755    150,640        0.1%
#   TGS Nopec Geophysical Co. ASA                                13,381    223,243        0.1%
    Tomra Systems ASA                                             6,595     76,611        0.0%
    Veidekke ASA                                                  5,525     75,804        0.0%
    Yara International ASA                                        5,664    226,549        0.1%
                                                                        ----------        ---
TOTAL NORWAY                                                             4,638,403        1.0%
                                                                        ----------        ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                17,850     69,538        0.0%
*   Banco BPI SA                                                 56,401     70,682        0.0%
#*  Banco Comercial Portugues SA Class R                      2,191,127     97,347        0.0%
*   Banco Espirito Santo SA                                     114,362         --        0.0%
    CTT-Correios de Portugal SA                                   5,670     52,432        0.0%
    EDP - Energias de Portugal SA                                42,388    150,692        0.0%
    EDP Renovaveis SA                                            23,708    184,812        0.1%
    Galp Energia SGPS SA                                         37,970    521,686        0.1%
    Jeronimo Martins SGPS SA                                     13,449    220,192        0.1%
#   Mota-Engil SGPS SA                                           17,035     35,269        0.0%
    Navigator Co SA (The)                                        42,396    151,288        0.0%
    NOS SGPS SA                                                  21,745    155,907        0.1%
#   REN - Redes Energeticas Nacionais SGPS SA                    17,419     52,241        0.0%
    Semapa-Sociedade de Investimento e Gestao                     1,737     22,017        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
PORTUGAL -- (Continued)
    Sonae SGPS SA                                              88,773 $   98,585        0.0%
    Teixeira Duarte SA                                         12,108      3,158        0.0%
                                                                      ----------        ---
TOTAL PORTUGAL                                                         1,885,846        0.4%
                                                                      ----------        ---
SINGAPORE -- (1.2%)
    Ascendas India Trust                                       17,600     12,492        0.0%
*   Ausgroup, Ltd.                                             14,000      1,192        0.0%
*   Boustead Projects, Ltd.                                     2,700      1,290        0.0%
    Boustead Singapore, Ltd.                                   31,600     18,297        0.0%
    Breadtalk Group, Ltd.                                      12,000      9,762        0.0%
    Bukit Sembawang Estates, Ltd.                               8,400     27,754        0.0%
    CapitaLand, Ltd.                                           69,600    160,318        0.1%
    Centurion Corp., Ltd.                                      37,000     10,297        0.0%
    China Merchants Holdings Pacific, Ltd.                     45,150     28,702        0.0%
    Chip Eng Seng Corp., Ltd.                                  30,000     15,822        0.0%
    City Developments, Ltd.                                    10,200     63,091        0.0%
    ComfortDelGro Corp., Ltd.                                  74,600    159,890        0.1%
    CSE Global, Ltd.                                           44,000     14,021        0.0%
#   CWT, Ltd.                                                  22,000     33,830        0.0%
    Dairy Farm International Holdings, Ltd.                     1,600     11,033        0.0%
    DBS Group Holdings, Ltd.                                   36,811    416,372        0.1%
*   Del Monte Pacific, Ltd.                                    53,748     11,929        0.0%
#   Dyna-Mac Holdings, Ltd.                                    42,000      4,604        0.0%
#*  Ezion Holdings, Ltd.                                      129,040     52,480        0.0%
*   Ezra Holdings, Ltd.                                       190,010     14,307        0.0%
    Falcon Energy Group, Ltd.                                  77,000      9,878        0.0%
    First Resources, Ltd.                                      68,800     97,237        0.0%
    Fragrance Group, Ltd.                                      64,000      8,361        0.0%
    Frasers Centrepoint, Ltd.                                  12,900     15,998        0.0%
*   Gallant Venture, Ltd.                                      52,000      8,112        0.0%
    GL, Ltd.                                                   45,000     30,578        0.0%
    Global Logistic Properties, Ltd.                           52,300     74,164        0.0%
*   Global Premium Hotels, Ltd.                                 5,120      1,130        0.0%
*   GMG Global, Ltd.                                           16,300      7,389        0.0%
    Golden Agri-Resources, Ltd.                               438,500    130,082        0.0%
    Great Eastern Holdings, Ltd.                                1,600     26,577        0.0%
    GuocoLand, Ltd.                                             5,000      6,880        0.0%
    Ho Bee Land, Ltd.                                          17,000     27,901        0.0%
    Hong Fok Corp., Ltd.                                       25,300     13,599        0.0%
    Hongkong Land Holdings, Ltd.                               10,000     63,347        0.0%
    Hutchison Port Holdings Trust                             225,900    100,284        0.0%
    Hyflux, Ltd.                                               43,000     19,754        0.0%
    Indofood Agri Resources, Ltd.                              75,500     29,969        0.0%
    Jardine Cycle & Carriage, Ltd.                              3,866    110,528        0.0%
    k1 Ventures, Ltd.                                          16,400     10,736        0.0%
    Keppel Corp., Ltd.                                         75,800    302,914        0.1%
    Keppel Infrastructure Trust                                62,725     22,853        0.0%
    Lian Beng Group, Ltd.                                      48,000     16,918        0.0%
    M1, Ltd.                                                   15,000     27,509        0.0%
    Midas Holdings, Ltd.                                      112,000     23,695        0.0%
*   Nam Cheong, Ltd.                                          118,000      7,871        0.0%
*   Neptune Orient Lines, Ltd.                                 93,200     88,933        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SINGAPORE -- (Continued)
#*  Noble Group, Ltd.                                         461,800 $  156,560        0.0%
    Olam International, Ltd.                                   34,700     42,504        0.0%
    OSIM International, Ltd.                                   40,400     41,627        0.0%
    OUE, Ltd.                                                  21,900     27,167        0.0%
    Oversea-Chinese Banking Corp., Ltd.                       107,660    699,369        0.2%
    Oxley Holdings, Ltd.                                       35,000     11,427        0.0%
    Pan-United Corp., Ltd.                                     16,800      8,357        0.0%
    Penguin International, Ltd.                                86,000      8,073        0.0%
    Petra Foods, Ltd.                                          26,800     49,166        0.0%
    QAF, Ltd.                                                  29,082     23,448        0.0%
    Raffles Education Corp., Ltd.                             103,000     16,807        0.0%
    Rotary Engineering, Ltd.                                   10,000      2,899        0.0%
    SATS, Ltd.                                                 37,000    112,673        0.0%
    SembCorp Industries, Ltd.                                  79,800    170,573        0.1%
    SembCorp Marine, Ltd.                                      62,600     77,342        0.0%
    Sheng Siong Group, Ltd.                                    39,000     25,783        0.0%
    Sinarmas Land, Ltd.                                       116,000     40,435        0.0%
    Singapore Airlines, Ltd.                                   38,500    328,655        0.1%
    Singapore Exchange, Ltd.                                   13,000     72,560        0.0%
    Singapore Post, Ltd.                                       71,600     83,397        0.0%
    Singapore Press Holdings, Ltd.                             31,500     94,821        0.0%
    Singapore Telecommunications, Ltd.                        103,300    295,478        0.1%
#*  Sino Grandness Food Industry Group, Ltd.                   46,000     20,916        0.0%
    SMRT Corp., Ltd.                                           52,500     59,615        0.0%
    Stamford Land Corp., Ltd.                                  35,000     13,528        0.0%
    StarHub, Ltd.                                              26,600     65,343        0.0%
    Sunningdale Tech, Ltd.                                     26,600     22,743        0.0%
    Super Group, Ltd.                                          34,000     24,427        0.0%
#*  Swiber Holdings, Ltd.                                      23,999      3,382        0.0%
    Tat Hong Holdings, Ltd.                                    50,600     22,528        0.0%
    Tuan Sing Holdings, Ltd.                                  103,000     24,428        0.0%
    UMS Holdings, Ltd.                                         22,000     10,133        0.0%
    United Engineers, Ltd.                                     49,500     85,879        0.0%
    United Industrial Corp., Ltd.                               7,000     15,073        0.0%
    United Overseas Bank, Ltd.                                 26,833    369,775        0.1%
    UOB-Kay Hian Holdings, Ltd.                                 4,000      4,104        0.0%
    UOL Group, Ltd.                                            35,351    160,979        0.1%
#*  Vard Holdings, Ltd.                                        60,000      8,084        0.0%
    Venture Corp., Ltd.                                        25,200    156,709        0.1%
    Vibrant Group, Ltd.                                        65,537     16,042        0.0%
    Wee Hur Holdings, Ltd.                                     81,000     15,959        0.0%
    Wilmar International, Ltd.                                 32,000     87,903        0.0%
    Wing Tai Holdings, Ltd.                                    58,700     81,708        0.0%
*   Yongnam Holdings, Ltd.                                     26,500      6,875        0.0%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        6,015,934        1.2%
                                                                      ----------        ---
SPAIN -- (2.8%)
    Abertis Infraestructuras SA                                11,097    187,344        0.0%
    Acciona SA                                                  3,589    288,023        0.1%
    Acerinox SA                                                13,899    164,697        0.0%
    ACS Actividades de Construccion y Servicios SA             12,146    402,850        0.1%
    Adveo Group International SA                                   65        343        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SPAIN -- (Continued)
    Almirall SA                                                 8,069 $  132,833        0.0%
    Amadeus IT Holding SA Class A                               9,286    423,445        0.1%
    Applus Services SA                                          2,857     26,435        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                3,836     50,096        0.0%
    Banco Bilbao Vizcaya Argentaria SA                        184,054  1,264,784        0.3%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            2,421     16,684        0.0%
    Banco de Sabadell SA(B1X8QN2)                             411,415    788,306        0.2%
    Banco de Sabadell SA(BYXHFS8)                              11,956     22,849        0.0%
    Banco Popular Espanol SA                                  143,131    390,273        0.1%
    Banco Santander SA                                        369,581  1,876,850        0.4%
    Bankia SA                                                 147,248    137,356        0.0%
    Bankinter SA                                               29,615    226,045        0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                        6,068    205,741        0.1%
    CaixaBank SA                                               85,694    258,686        0.1%
*   Cementos Portland Valderrivas SA                              950      6,630        0.0%
    Cia de Distribucion Integral Logista Holdings SA            1,937     42,709        0.0%
    Cie Automotive SA                                           6,579    119,042        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 177     57,501        0.0%
    Distribuidora Internacional de Alimentacion SA             47,365    263,556        0.1%
    Duro Felguera SA                                            4,050      7,306        0.0%
    Ebro Foods SA                                               7,228    164,014        0.0%
    Elecnor SA                                                  1,420     12,831        0.0%
    Enagas SA                                                  15,419    470,741        0.1%
    Ence Energia y Celulosa SA                                 17,819     51,560        0.0%
    Endesa SA                                                   9,254    194,703        0.1%
*   Ercros SA                                                  15,303     10,847        0.0%
    Faes Farma SA                                              10,479     33,024        0.0%
    Ferrovial SA                                                5,907    127,444        0.0%
#   Fluidra SA                                                  2,916     12,852        0.0%
*   Fomento de Construcciones y Contratas SA                   10,098     87,903        0.0%
    Gamesa Corp. Tecnologica SA                                21,617    426,891        0.1%
    Gas Natural SDG SA                                         21,923    457,160        0.1%
    Grupo Catalana Occidente SA                                 3,591    113,920        0.0%
    Iberdrola SA                                              167,462  1,192,118        0.3%
*   Indra Sistemas SA                                           5,559     65,282        0.0%
    Industria de Diseno Textil SA                              10,392    334,472        0.1%
*   Inmobiliaria Colonial SA                                   97,552     74,942        0.0%
    Laboratorios Farmaceuticos Rovi SA                             13        220        0.0%
*   Liberbank SA                                               17,680     21,299        0.0%
    Mapfre SA                                                 117,421    298,704        0.1%
    Mediaset Espana Comunicacion SA                            14,442    188,047        0.0%
    Melia Hotels International SA                               5,483     69,185        0.0%
*   NH Hotel Group SA                                          11,941     57,636        0.0%
    Obrascon Huarte Lain SA                                    15,732    111,806        0.0%
    Papeles y Cartones de Europa SA                             6,990     43,360        0.0%
*   Pharma Mar SA                                               7,549     23,868        0.0%
*   Promotora de Informaciones SA Class A                       3,939     27,935        0.0%
    Prosegur Cia de Seguridad SA                               24,821    143,783        0.0%
*   Realia Business SA                                         19,186     24,298        0.0%
    Red Electrica Corp. SA                                      3,673    328,492        0.1%
    Repsol SA                                                  32,344    426,183        0.1%
    Sacyr SA                                                   29,237     62,445        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SPAIN -- (Continued)
    Tecnicas Reunidas SA                                       3,066 $   103,351        0.0%
    Telefonica SA                                             77,207     844,582        0.2%
    Telefonica SA Sponsored ADR                                2,080      22,693        0.0%
    Tubacex SA                                                 6,641      17,338        0.0%
#   Tubos Reunidos SA                                          7,475       6,081        0.0%
    Vidrala SA                                                 1,937     115,431        0.0%
    Viscofan SA                                                3,048     171,231        0.0%
    Zardoya Otis SA                                           11,991     127,411        0.0%
                                                                     -----------        ---
TOTAL SPAIN                                                           14,426,467        3.0%
                                                                     -----------        ---
SWEDEN -- (2.8%)
    AAK AB                                                     2,268     171,531        0.0%
    Acando AB                                                 15,009      32,148        0.0%
*   AddLife AB(BYZ0FM9)                                          971      12,270        0.0%
    AddLife AB(BYSZWX1)                                          242       3,059        0.0%
    AddTech AB Class B                                         3,883      48,815        0.0%
    AF AB Class B                                              4,591      78,746        0.0%
    Alfa Laval AB                                              7,473     117,910        0.0%
#   Assa Abloy AB Class B                                     20,950     440,207        0.1%
    Atrium Ljungberg AB Class B                                2,696      42,740        0.0%
    Avanza Bank Holding AB                                     1,534      60,321        0.0%
#   Axfood AB                                                  4,784      88,702        0.0%
    B&B Tools AB Class B                                       2,710      54,534        0.0%
    Beijer Alma AB                                             2,417      57,067        0.0%
    Bilia AB Class A                                           7,303     174,909        0.0%
    BillerudKorsnas AB                                        19,385     301,462        0.1%
    BioGaia AB Class B                                           926      23,446        0.0%
    Boliden AB                                                30,871     539,944        0.1%
#   Bulten AB                                                  2,126      20,312        0.0%
    Bure Equity AB                                             6,723      58,638        0.0%
    Byggmax Group AB                                           7,731      62,640        0.0%
    Castellum AB                                              10,831     173,497        0.0%
    Clas Ohlson AB Class B                                     5,681     114,704        0.0%
    Cloetta AB Class B                                        20,574      69,247        0.0%
    Com Hem Holding AB                                         1,771      15,719        0.0%
    Concentric AB                                              9,782     110,878        0.0%
    Dios Fastigheter AB                                        6,382      46,704        0.0%
*   Doro AB                                                    2,536      23,065        0.0%
    Duni AB                                                    4,409      64,204        0.0%
    Electrolux AB Series B                                     7,668     222,830        0.1%
#   Elekta AB Class B                                         16,032     117,246        0.0%
    Enea AB                                                    2,198      24,545        0.0%
#*  Eniro AB                                                  18,768       1,671        0.0%
    Fabege AB                                                  9,332     155,838        0.0%
    Fagerhult AB                                                 775      18,069        0.0%
*   Fastighets AB Balder                                       3,678      93,815        0.0%
#*  Fingerprint Cards AB Class B                               2,215     132,831        0.0%
    Getinge AB Class B                                        12,083     255,901        0.1%
    Granges AB                                                 2,226      16,436        0.0%
    Gunnebo AB                                                 3,716      20,489        0.0%
    Haldex AB                                                  5,611      47,564        0.0%
    Hemfosa Fastigheter AB                                     8,139      84,906        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SWEDEN -- (Continued)
    Hennes & Mauritz AB Class B                                9,465 $337,052        0.1%
    Hexagon AB Class B                                         5,049  201,681        0.1%
    Hexpol AB                                                 17,085  176,819        0.0%
    HIQ International AB                                       5,035   31,543        0.0%
    Holmen AB Class B                                          6,683  230,446        0.1%
    Hufvudstaden AB Class A                                    4,307   66,838        0.0%
    Husqvarna AB Class A                                       3,743   29,837        0.0%
    Husqvarna AB Class B                                      42,784  341,470        0.1%
#   ICA Gruppen AB                                             3,953  129,970        0.0%
#   Indutrade AB                                               3,160  177,306        0.1%
*   Infant Bacterial Therapeutics AB                              93      709        0.0%
    Intrum Justitia AB                                         4,904  176,281        0.0%
    Inwido AB                                                    286    3,603        0.0%
    ITAB Shop Concept AB Class B                                 282    8,763        0.0%
#   JM AB                                                      9,597  277,618        0.1%
    KappAhl AB                                                 7,240   30,082        0.0%
*   Karolinska Development AB Class B                          2,570    2,322        0.0%
    Klovern AB Class B                                        36,412   42,792        0.0%
    KNOW IT AB                                                 1,527   10,992        0.0%
    Kungsleden AB                                             14,455   99,502        0.0%
    Lagercrantz Group AB Class B                               3,867   35,748        0.0%
    Lindab International AB                                    8,854   70,544        0.0%
    Loomis AB Class B                                          7,729  214,690        0.1%
*   Lundin Petroleum AB                                        5,054   94,822        0.0%
    Meda AB Class A                                           20,947  387,101        0.1%
*   Medivir AB Class B                                         2,235   15,474        0.0%
#   Mekonomen AB                                               2,474   62,935        0.0%
    Millicom International Cellular SA                         3,366  194,890        0.1%
    Modern Times Group MTG AB Class B                          5,356  160,806        0.0%
    MQ Holding AB                                              4,787   23,839        0.0%
    Mycronic AB                                                9,725   76,053        0.0%
    NCC AB Class A                                               374   12,762        0.0%
    NCC AB Class B                                             6,486  221,885        0.1%
#*  Net Insight AB Class B                                    41,405   32,518        0.0%
    New Wave Group AB Class B                                  4,131   19,049        0.0%
    Nibe Industrier AB Class B                                 5,849  203,377        0.1%
    Nobia AB                                                  15,853  181,039        0.1%
#   Nolato AB Class B                                          3,468   93,741        0.0%
    Nordea Bank AB                                            48,894  475,257        0.1%
    Nordnet AB Class B                                         5,225   17,990        0.0%
    OEM International AB Class B                                 160    2,571        0.0%
    Peab AB                                                   20,246  169,193        0.0%
    Pricer AB Class B                                         19,106   20,828        0.0%
    Proact IT Group AB                                           795   12,276        0.0%
    Ratos AB Class B                                          23,927  140,098        0.0%
*   RaySearch Laboratories AB                                    965   13,951        0.0%
    Rezidor Hotel Group AB                                     8,921   37,834        0.0%
    Sagax AB Class B                                           1,961   16,990        0.0%
#   Sandvik AB                                                28,022  287,900        0.1%
#*  SAS AB                                                    23,872   68,403        0.0%
    Scandi Standard AB                                         5,604   39,613        0.0%
    Sectra AB Class B                                          2,309   31,786        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWEDEN -- (Continued)
    Securitas AB Class B                                       21,227 $   335,646        0.1%
    Semcon AB                                                   1,792       8,672        0.0%
    Skandinaviska Enskilda Banken AB Class A                   30,135     288,110        0.1%
    Skanska AB Class B                                          9,319     205,399        0.1%
    SkiStar AB                                                  1,784      24,744        0.0%
#*  SSAB AB Class A(BPRBWK4)                                    2,180       9,268        0.0%
#*  SSAB AB Class A(B17H0S8)                                   28,159     118,643        0.0%
*   SSAB AB Class B(BPRBWM6)                                    5,564      19,392        0.0%
#*  SSAB AB Class B(B17H3F6)                                   12,275      42,607        0.0%
    Svenska Cellulosa AB SCA Class A                            1,418      44,878        0.0%
    Svenska Cellulosa AB SCA Class B                           22,167     699,405        0.2%
    Svenska Handelsbanken AB Class A                           24,823     331,142        0.1%
    Svenska Handelsbanken AB Class B                            1,524      21,178        0.0%
    Sweco AB Class B                                            3,395      52,601        0.0%
    Swedbank AB Class A                                        18,377     396,737        0.1%
    Systemair AB                                                  168       2,143        0.0%
    Tele2 AB Class B                                           31,209     298,193        0.1%
    Telia Co AB                                               140,557     672,223        0.2%
#   Trelleborg AB Class B                                      25,415     464,128        0.1%
    Victoria Park AB Class B                                    9,440      22,362        0.0%
    Wallenstam AB Class B                                      13,930     117,172        0.0%
    Wihlborgs Fastigheter AB                                    4,910      99,762        0.0%
                                                                      -----------        ---
TOTAL SWEDEN                                                           14,285,554        3.0%
                                                                      -----------        ---
SWITZERLAND -- (5.1%)
    ABB, Ltd.                                                  70,846   1,499,829        0.3%
    ABB, Ltd. Sponsored ADR                                     5,293     111,735        0.0%
    Actelion, Ltd.                                              2,644     428,540        0.1%
    Adecco SA                                                   9,525     614,872        0.1%
*   AFG Arbonia-Forster Holding AG                              3,998      55,685        0.0%
    Allreal Holding AG                                          1,581     220,398        0.1%
#   Alpiq Holding AG                                              542      36,228        0.0%
    ams AG                                                      6,101     161,657        0.0%
    APG SGA SA                                                     94      39,453        0.0%
    Aryzta AG                                                   6,697     260,487        0.1%
    Ascom Holding AG                                            6,311     103,418        0.0%
    Autoneum Holding AG                                           518     123,715        0.0%
    Bachem Holding AG Class B                                     401      26,778        0.0%
    Baloise Holding AG                                          6,088     754,647        0.2%
    Bank Coop AG                                                  318      13,590        0.0%
    Banque Cantonale de Geneve                                     57      17,418        0.0%
    Banque Cantonale Vaudoise                                     454     313,471        0.1%
    Basler Kantonalbank                                           117       8,426        0.0%
    Belimo Holding AG                                              42     120,106        0.0%
    Bell AG                                                       130      51,469        0.0%
    Bellevue Group AG                                             604       8,907        0.0%
#   Berner Kantonalbank AG                                        283      58,016        0.0%
    BKW AG                                                      1,274      55,430        0.0%
    Bobst Group SA                                                987      53,924        0.0%
#   Bossard Holding AG Class A                                  1,111     120,805        0.0%
    Bucher Industries AG                                          742     178,233        0.0%
    Burckhardt Compression Holding AG                             339     120,833        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Burkhalter Holding AG                                        390 $   48,561        0.0%
    Calida Holding AG                                            368     12,663        0.0%
    Carlo Gavazzi Holding AG                                      35      8,216        0.0%
    Cembra Money Bank AG                                       2,517    172,698        0.0%
    Cham Paper Holding AG                                          3        907        0.0%
*   Charles Voegele Holding AG                                 1,259      8,070        0.0%
    Chocoladefabriken Lindt & Spruengli AG                         2    146,415        0.0%
    Cie Financiere Richemont SA                               20,619  1,374,879        0.3%
    Cie Financiere Tradition SA                                  367     25,149        0.0%
    Clariant AG                                               35,242    667,715        0.2%
    Coltene Holding AG                                           595     37,240        0.0%
    Conzzeta AG                                                   57     36,828        0.0%
*   Cosmo Pharmaceuticals SA                                     170     28,095        0.0%
    Credit Suisse Group AG                                    15,099    229,784        0.1%
    Credit Suisse Group AG Sponsored ADR                      29,768    452,771        0.1%
    Daetwyler Holding AG                                         974    144,897        0.0%
    DKSH Holding AG                                            4,027    263,556        0.1%
    dorma+kaba Holding AG Class B                                277    179,878        0.0%
    EFG International AG                                       5,422     33,894        0.0%
    Emmi AG                                                      284    170,253        0.0%
    EMS-Chemie Holding AG                                        377    186,565        0.1%
    Energiedienst Holding AG                                     346      8,188        0.0%
    Feintool International Holding AG                            276     27,932        0.0%
    Flughafen Zuerich AG                                         491    451,065        0.1%
    Forbo Holding AG                                             138    168,147        0.0%
#   Galenica AG                                                  427    625,124        0.1%
    GAM Holding AG                                            16,315    213,155        0.1%
    Gategroup Holding AG                                       4,602    253,794        0.1%
    Geberit AG                                                   974    374,729        0.1%
    Georg Fischer AG                                             539    438,220        0.1%
    Givaudan SA                                                  219    432,276        0.1%
    Gurit Holding AG                                              46     29,123        0.0%
    Helvetia Holding AG                                          774    416,869        0.1%
    HOCHDORF Holding AG                                           63     12,583        0.0%
    Huber & Suhner AG                                          1,081     53,032        0.0%
    Implenia AG                                                1,595    106,489        0.0%
    Inficon Holding AG                                           304    100,441        0.0%
    Interroll Holding AG                                          89     79,053        0.0%
    Intershop Holding AG                                         103     48,334        0.0%
    Julius Baer Group, Ltd.                                   17,411    746,162        0.2%
    Kardex AG                                                  1,084     87,491        0.0%
    Komax Holding AG                                             476    105,262        0.0%
    Kudelski SA                                                5,386     91,901        0.0%
    Kuehne + Nagel International AG                            1,563    225,565        0.1%
*   Kuoni Reisen Holding AG                                      452    173,864        0.0%
    LEM Holding SA                                                41     36,768        0.0%
    Liechtensteinische Landesbank AG                           1,066     44,136        0.0%
#   Logitech International SA(B18ZRK2)                         3,482     53,499        0.0%
    Logitech International SA(H50430232)                       9,093    139,850        0.0%
    Luzerner Kantonalbank AG                                     324    139,101        0.0%
    MCH Group AG                                                  97      6,453        0.0%
    Metall Zug AG                                                 21     64,417        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SWITZERLAND -- (Continued)
#*  Meyer Burger Technology AG                                 9,014 $    41,403        0.0%
    Mobilezone Holding AG                                      1,960      27,708        0.0%
    Mobimo Holding AG                                            834     191,097        0.1%
    OC Oerlikon Corp. AG                                      20,628     199,557        0.1%
*   Orascom Development Holding AG                             1,275      10,937        0.0%
*   Orell Fuessli Holding AG                                      12       1,559        0.0%
    Orior AG                                                     610      38,969        0.0%
    Partners Group Holding AG                                    866     357,172        0.1%
    Phoenix Mecano AG                                             35      17,196        0.0%
*   Plazza AG                                                     40       8,632        0.0%
    PSP Swiss Property AG                                      2,801     270,140        0.1%
    Rieter Holding AG                                            450      93,281        0.0%
    Romande Energie Holding SA                                     3       3,328        0.0%
    Schaffner Holding AG                                          96      21,023        0.0%
*   Schmolz + Bickenbach AG                                   51,419      37,569        0.0%
    Schweiter Technologies AG                                    131     123,909        0.0%
    SGS SA                                                       142     313,093        0.1%
    Siegfried Holding AG                                         506      94,915        0.0%
    Sika AG                                                      157     669,125        0.2%
    Sonova Holding AG                                          3,975     532,164        0.1%
    St Galler Kantonalbank AG Class A                            191      79,121        0.0%
    Straumann Holding AG                                         676     234,697        0.1%
    Sulzer AG                                                  2,017     184,122        0.1%
#   Swatch Group AG (The)(7184725)                             1,438     490,619        0.1%
    Swatch Group AG (The)(7184736)                             2,559     171,213        0.0%
    Swiss Life Holding AG                                      2,866     724,859        0.2%
    Swiss Prime Site AG                                        4,533     397,391        0.1%
    Swiss Re AG                                               10,643     945,934        0.2%
    Swisscom AG                                                  950     482,769        0.1%
    Swissquote Group Holding SA                                  748      18,570        0.0%
    Syngenta AG                                                3,528   1,415,310        0.3%
    Tamedia AG                                                   246      39,662        0.0%
    Temenos Group AG                                           4,416     229,164        0.1%
    U-Blox AG                                                    460      91,477        0.0%
*   UBS Group AG(H42097107)                                   60,036   1,036,822        0.2%
    UBS Group AG(BRJL176)                                      1,185      20,543        0.0%
    Valiant Holding AG                                         1,890     209,723        0.1%
    Valora Holding AG                                            431     105,269        0.0%
    Vaudoise Assurances Holding SA                               120      62,638        0.0%
    Vetropack Holding AG                                           6       9,383        0.0%
    Vontobel Holding AG                                        2,788     120,898        0.0%
    VP Bank AG                                                    92       8,980        0.0%
    VZ Holding AG                                                 71      22,092        0.0%
    Walliser Kantonalbank                                         10         815        0.0%
    Walter Meier AG                                               85       2,884        0.0%
    Ypsomed Holding AG                                           205      30,574        0.0%
*   Zehnder Group AG                                           1,200      50,769        0.0%
    Zug Estates Holding AG Class B                                17      28,174        0.0%
    Zuger Kantonalbank AG                                          9      46,340        0.0%
    Zurich Insurance Group AG                                  2,784     624,686        0.1%
                                                                     -----------        ---
TOTAL SWITZERLAND                                                     26,478,402        5.5%
                                                                     -----------        ---

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (16.3%)
    3i Group P.L.C.                                             8,235 $   57,119        0.0%
    A.G. Barr P.L.C.                                           10,038     82,071        0.0%
    AA P.L.C.                                                   6,183     25,203        0.0%
    Aberdeen Asset Management P.L.C.                           53,862    235,637        0.1%
    Acacia Mining P.L.C.                                       23,015    118,139        0.0%
    Acal P.L.C.                                                 2,600     10,012        0.0%
    Admiral Group P.L.C.                                       11,259    306,004        0.1%
#   Afren P.L.C.                                               38,660         12        0.0%
    Aggreko P.L.C.                                             21,874    348,184        0.1%
    Amec Foster Wheeler P.L.C.                                 37,626    272,648        0.1%
    Anglo American P.L.C.                                      49,061    548,760        0.1%
    Anglo Pacific Group P.L.C.                                 20,199     22,299        0.0%
    Antofagasta P.L.C.                                         33,245    235,450        0.1%
    ARM Holdings P.L.C. Sponsored ADR                           5,913    243,556        0.1%
    Arrow Global Group P.L.C.                                   2,019      7,586        0.0%
#   Ashmore Group P.L.C.                                       31,150    139,990        0.0%
    Ashtead Group P.L.C.                                       44,444    591,079        0.1%
    Associated British Foods P.L.C.                             3,237    145,214        0.0%
    AVEVA Group P.L.C.                                          3,450     81,246        0.0%
    Aviva P.L.C.                                               36,650    232,196        0.1%
#   Aviva P.L.C. Sponsored ADR                                 55,842    711,985        0.2%
    Avon Rubber P.L.C.                                          2,375     25,757        0.0%
*   Balfour Beatty P.L.C.                                      67,741    236,697        0.1%
    Barclays P.L.C. Sponsored ADR                              84,118    845,386        0.2%
    Barratt Developments P.L.C.                                64,539    502,591        0.1%
    BBA Aviation P.L.C.                                        88,099    257,970        0.1%
    Beazley P.L.C.                                             57,199    272,628        0.1%
    Bellway P.L.C.                                             12,275    439,534        0.1%
    Berendsen P.L.C.                                           23,725    409,913        0.1%
    Berkeley Group Holdings P.L.C.                             12,664    554,943        0.1%
    BGEO Group P.L.C.                                           2,770     92,821        0.0%
#   BHP Billiton P.L.C. ADR                                    12,249    337,705        0.1%
    Bloomsbury Publishing P.L.C.                                  364        826        0.0%
    Bodycote P.L.C.                                            23,280    203,227        0.1%
    Bovis Homes Group P.L.C.                                   12,298    156,954        0.0%
    BP P.L.C.                                                 369,911  2,037,980        0.4%
    BP P.L.C. Sponsored ADR                                    85,400  2,867,728        0.6%
    Braemar Shipping Services P.L.C.                              266      1,753        0.0%
    Brammer P.L.C.                                              7,778     19,833        0.0%
    Brewin Dolphin Holdings P.L.C.                             34,210    137,119        0.0%
    British Polythene Industries P.L.C.                         1,323     13,540        0.0%
    Britvic P.L.C.                                             20,320    209,343        0.1%
    BT Group P.L.C.                                           105,075    681,103        0.1%
    BT Group P.L.C. Sponsored ADR                               1,608     52,742        0.0%
*   BTG P.L.C.                                                 15,463    134,061        0.0%
    Bunzl P.L.C.                                               10,422    311,076        0.1%
    Burberry Group P.L.C.                                       8,955    155,921        0.0%
    Cable & Wireless Communications P.L.C.                    370,484    399,440        0.1%
*   Cairn Energy P.L.C.                                        45,913    150,532        0.0%
    Cape P.L.C.                                                19,349     65,076        0.0%
    Capita P.L.C.                                              17,824    261,156        0.1%
    Capital & Counties Properties P.L.C.                       33,247    172,017        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Card Factory P.L.C.                                         6,278 $ 33,431        0.0%
#   Carillion P.L.C.                                           41,004  176,488        0.0%
    Carnival P.L.C. ADR                                         4,741  239,658        0.1%
*   Carpetright P.L.C.                                            246    1,091        0.0%
    Centamin P.L.C.                                           148,759  263,065        0.1%
    Centrica P.L.C.                                           189,336  661,204        0.1%
    Chesnara P.L.C.                                             4,234   18,883        0.0%
    Cineworld Group P.L.C.                                     26,025  197,072        0.0%
    Clarkson P.L.C.                                               750   26,193        0.0%
    Close Brothers Group P.L.C.                                14,415  255,646        0.1%
    Cobham P.L.C.                                              74,637  168,396        0.0%
    Coca-Cola HBC AG                                           17,059  349,677        0.1%
    Communisis P.L.C.                                          19,147   11,902        0.0%
    Compass Group P.L.C.                                       19,651  349,956        0.1%
    Computacenter P.L.C.                                        8,802  107,366        0.0%
    Connect Group P.L.C.                                       18,166   41,110        0.0%
    Consort Medical P.L.C.                                      2,681   38,743        0.0%
    Costain Group P.L.C.                                       13,037   59,909        0.0%
    Cranswick P.L.C.                                            3,618  118,450        0.0%
    Crest Nicholson Holdings P.L.C.                             5,645   43,077        0.0%
    Croda International P.L.C.                                  7,572  333,566        0.1%
*   CYBG P.L.C.                                                12,385   40,491        0.0%
    Daejan Holdings P.L.C.                                        279   22,911        0.0%
    Daily Mail & General Trust P.L.C.                          20,066  205,021        0.1%
    Dairy Crest Group P.L.C.                                   18,743  154,761        0.0%
    Darty P.L.C.                                               22,589   55,561        0.0%
    DCC P.L.C.                                                  5,065  449,241        0.1%
    De La Rue P.L.C.                                           12,322   87,348        0.0%
    Debenhams P.L.C.                                          127,485  146,410        0.0%
    Dechra Pharmaceuticals P.L.C.                               8,908  144,100        0.0%
    Devro P.L.C.                                               21,833   89,054        0.0%
#*  Dialight P.L.C.                                             2,572   21,331        0.0%
    Dignity P.L.C.                                              4,226  150,980        0.0%
    Diploma P.L.C.                                             15,145  162,058        0.0%
    Direct Line Insurance Group P.L.C.                        116,370  616,483        0.1%
    Dixons Carphone P.L.C.                                     67,817  422,157        0.1%
    Domino's Pizza Group P.L.C.                                13,497  181,462        0.0%
    Drax Group P.L.C.                                          29,812  139,425        0.0%
    DS Smith P.L.C.                                            95,846  534,561        0.1%
    Dunelm Group P.L.C.                                         7,511   96,988        0.0%
    E2V Technologies P.L.C.                                    10,701   33,290        0.0%
    easyJet P.L.C.                                              9,190  198,075        0.0%
    Electrocomponents P.L.C.                                   51,467  194,315        0.0%
    Elementis P.L.C.                                           56,496  178,283        0.0%
*   EnQuest P.L.C.                                             98,787   58,099        0.0%
    esure Group P.L.C.                                          3,827   15,030        0.0%
    Euromoney Institutional Investor P.L.C.                     3,359   47,273        0.0%
*   Evraz P.L.C.                                               44,279   91,938        0.0%
    Experian P.L.C.                                            24,897  456,232        0.1%
    Fenner P.L.C.                                              26,781   56,357        0.0%
    Ferrexpo P.L.C.                                            16,143    8,868        0.0%
    Fidessa Group P.L.C.                                        3,792  132,199        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
*   Findel P.L.C.                                               3,077 $    7,647        0.0%
*   Firstgroup P.L.C.                                          81,254    118,763        0.0%
*   Fortune Oil CVR                                            39,408         --        0.0%
    Foxtons Group P.L.C.                                        7,759     16,378        0.0%
    Fresnillo P.L.C.                                           10,219    166,576        0.0%
    G4S P.L.C.                                                138,039    380,645        0.1%
    Galliford Try P.L.C.                                        7,702    143,980        0.0%
    Gem Diamonds, Ltd.                                         15,725     31,192        0.0%
    Genus P.L.C.                                                4,083     89,627        0.0%
    GKN P.L.C.                                                120,982    493,718        0.1%
    Glencore P.L.C.                                           124,785    298,226        0.1%
    Go-Ahead Group P.L.C.                                       3,069    114,939        0.0%
    Grafton Group P.L.C.                                       16,125    163,049        0.0%
    Grainger P.L.C.                                            20,155     65,567        0.0%
    Greencore Group P.L.C.                                     50,731    267,717        0.1%
    Greggs P.L.C.                                              13,269    200,704        0.1%
    Halfords Group P.L.C.                                      27,607    170,360        0.0%
    Halma P.L.C.                                               43,647    569,631        0.1%
    Hargreaves Lansdown P.L.C.                                 11,616    218,700        0.1%
    Hays P.L.C.                                               102,191    191,728        0.0%
    Headlam Group P.L.C.                                        2,088     14,652        0.0%
    Helical Bar P.L.C.                                         11,457     64,296        0.0%
    Henderson Group P.L.C.                                     84,198    315,207        0.1%
    Henry Boot P.L.C.                                           3,282      9,781        0.0%
    Hill & Smith Holdings P.L.C.                                7,674    104,704        0.0%
    Hiscox, Ltd.                                               30,963    408,113        0.1%
*   Hochschild Mining P.L.C.                                   15,460     35,298        0.0%
    Home Retail Group P.L.C.                                   68,339    170,580        0.0%
    HomeServe P.L.C.                                           36,102    218,786        0.1%
    Howden Joinery Group P.L.C.                                50,656    366,425        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                         66,777  2,225,677        0.5%
    Hunting P.L.C.                                             10,822     58,167        0.0%
    ICAP P.L.C.                                                54,351    372,616        0.1%
    IG Group Holdings P.L.C.                                   42,022    475,442        0.1%
*   Imagination Technologies Group P.L.C.                      19,547     44,525        0.0%
    IMI P.L.C.                                                 22,840    312,565        0.1%
    Inchcape P.L.C.                                            47,723    473,365        0.1%
    Indivior P.L.C.                                             7,597     17,890        0.0%
    Informa P.L.C.                                             59,294    568,061        0.1%
    Inmarsat P.L.C.                                            39,606    538,882        0.1%
    InterContinental Hotels Group P.L.C.                        2,307     92,181        0.0%
    InterContinental Hotels Group P.L.C. ADR                    4,854    194,830        0.0%
    Intermediate Capital Group P.L.C.                           3,651     32,822        0.0%
    International Consolidated Airlines Group SA               30,325    233,148        0.1%
    Interserve P.L.C.                                          13,928     87,033        0.0%
    Intertek Group P.L.C.                                      14,318    683,050        0.2%
    Investec P.L.C.                                            42,354    324,347        0.1%
*   IP Group P.L.C.                                            16,446     41,342        0.0%
    ITE Group P.L.C.                                           44,176    100,070        0.0%
    ITV P.L.C.                                                 99,384    327,596        0.1%
    J Sainsbury P.L.C.                                        135,970    575,264        0.1%
    James Fisher & Sons P.L.C.                                  5,552    114,761        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Jardine Lloyd Thompson Group P.L.C.                        10,055 $  127,320        0.0%
    JD Sports Fashion P.L.C.                                   10,441    190,785        0.0%
    John Menzies P.L.C.                                         7,892     57,393        0.0%
    John Wood Group P.L.C.                                     32,694    299,087        0.1%
    Johnson Matthey P.L.C.                                     17,671    746,858        0.2%
*   Johnston Press P.L.C.                                       4,678      2,803        0.0%
    Jupiter Fund Management P.L.C.                             43,917    270,742        0.1%
*   KAZ Minerals P.L.C.                                        28,842     72,309        0.0%
    KCOM Group P.L.C.                                          49,969     75,546        0.0%
    Keller Group P.L.C.                                         7,675     99,064        0.0%
    Kier Group P.L.C.                                          12,204    212,484        0.1%
    Kingfisher P.L.C.                                          56,838    302,817        0.1%
    Laird P.L.C.                                               27,188    138,408        0.0%
*   Lamprell P.L.C.                                            19,335     24,528        0.0%
    Lancashire Holdings, Ltd.                                  18,313    147,197        0.0%
    Laura Ashley Holdings P.L.C.                               24,240      8,673        0.0%
    Lavendon Group P.L.C.                                       9,762     19,790        0.0%
    Legal & General Group P.L.C.                              233,423    762,802        0.2%
*   Liberty Global P.L.C. Class A                                 731     27,569        0.0%
*   Liberty Global P.L.C. Series C                              1,803     65,980        0.0%
*   Liberty Global P.L.C. LiLAC Class A                            37      1,371        0.0%
*   Liberty Global P.L.C. LiLAC Class C                            90      3,660        0.0%
    Lloyds Banking Group P.L.C.                               524,074    514,384        0.1%
#   Lloyds Banking Group P.L.C. ADR                           394,879  1,575,567        0.3%
    London Stock Exchange Group P.L.C.                          6,972    276,952        0.1%
    Lookers P.L.C.                                             48,675     99,201        0.0%
    Low & Bonar P.L.C.                                         25,791     23,354        0.0%
    LSL Property Services P.L.C.                                4,044     17,424        0.0%
    Man Group P.L.C.                                          137,687    297,814        0.1%
    Marks & Spencer Group P.L.C.                              101,105    627,158        0.1%
    Marshalls P.L.C.                                           19,596     91,926        0.0%
    McBride P.L.C.                                             23,441     53,205        0.0%
    Mears Group P.L.C.                                          6,031     35,071        0.0%
    Meggitt P.L.C.                                              9,736     58,536        0.0%
    Melrose Industries P.L.C.                                  13,202     72,133        0.0%
    Merlin Entertainments P.L.C.                               13,792     87,120        0.0%
    Michael Page International P.L.C.                          18,087    107,660        0.0%
    Micro Focus International P.L.C.                            9,678    216,480        0.1%
    Millennium & Copthorne Hotels P.L.C.                       14,939    100,566        0.0%
    Mitie Group P.L.C.                                         43,866    174,205        0.0%
    Mondi P.L.C.                                               24,251    464,517        0.1%
    Moneysupermarket.com Group P.L.C.                          35,734    164,148        0.0%
    Morgan Advanced Materials P.L.C.                           33,389    115,274        0.0%
    Morgan Sindall Group P.L.C.                                 3,994     46,869        0.0%
*   Mothercare P.L.C.                                          11,590     20,661        0.0%
    N Brown Group P.L.C.                                       16,501     64,686        0.0%
    National Express Group P.L.C.                              52,821    250,847        0.1%
    National Grid P.L.C. Sponsored ADR                          6,541    471,017        0.1%
    NCC Group P.L.C.                                            3,164     12,079        0.0%
    Next P.L.C.                                                 3,714    276,419        0.1%
    Norcros P.L.C.                                              6,916     17,826        0.0%
    Northgate P.L.C.                                           16,341     96,439        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C.                                            3,127 $   36,614        0.0%
*   Ocado Group P.L.C.                                            2,291      9,914        0.0%
    Old Mutual P.L.C.                                           198,676    540,152        0.1%
    OneSavings Bank P.L.C.                                        2,726     11,424        0.0%
*   Ophir Energy P.L.C.                                          82,042     90,683        0.0%
    Oxford Instruments P.L.C.                                     2,965     28,597        0.0%
    Paragon Group of Cos. P.L.C. (The)                           14,270     62,050        0.0%
    PayPoint P.L.C.                                               6,720     82,810        0.0%
    Pearson P.L.C. Sponsored ADR                                 24,285    285,106        0.1%
    Pendragon P.L.C.                                            157,034     78,084        0.0%
    Pennon Group P.L.C.                                          27,757    329,859        0.1%
    Persimmon P.L.C.                                             22,430    652,401        0.1%
    Petra Diamonds, Ltd.                                         38,411     66,364        0.0%
    Petrofac, Ltd.                                               25,655    317,852        0.1%
*   Petropavlovsk P.L.C.                                         19,536      2,373        0.0%
    Pets at Home Group P.L.C.                                     7,962     28,249        0.0%
    Phoenix Group Holdings                                       19,163    241,122        0.1%
    Photo-Me International P.L.C.                                27,819     67,798        0.0%
    Polypipe Group P.L.C.                                         2,176      9,330        0.0%
    Premier Farnell P.L.C.                                       52,707     93,540        0.0%
*   Premier Foods P.L.C.                                        108,282     61,841        0.0%
*   Premier Oil P.L.C.                                           48,544     52,527        0.0%
    Provident Financial P.L.C.                                    4,645    198,114        0.0%
    Prudential P.L.C. ADR                                        18,444    728,354        0.2%
    PZ Cussons P.L.C.                                            21,025     99,087        0.0%
    Randgold Resources, Ltd.                                      6,847    683,935        0.2%
    Rathbone Brothers P.L.C.                                        893     26,557        0.0%
*   Raven Russia, Ltd.                                           20,145      9,579        0.0%
    Redrow P.L.C.                                                29,452    164,938        0.0%
    Regus P.L.C.                                                 88,832    380,086        0.1%
    RELX P.L.C. Sponsored ADR                                    28,588    514,012        0.1%
    Renishaw P.L.C.                                               3,935    109,004        0.0%
*   Renold P.L.C.                                                 9,728      5,969        0.0%
    Rentokil Initial P.L.C.                                     141,327    364,195        0.1%
    Rexam P.L.C.                                                 56,242    514,372        0.1%
    Ricardo P.L.C.                                                6,075     72,089        0.0%
    Rightmove P.L.C.                                              6,948    392,668        0.1%
    Rio Tinto P.L.C. Sponsored ADR                               39,094  1,315,904        0.3%
    Rolls-Royce Holdings P.L.C.(B63H849)                         94,993    931,905        0.2%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      6,744,503      9,855        0.0%
    Rotork P.L.C.                                                98,308    268,944        0.1%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            26,885    182,011        0.0%
    Royal Dutch Shell P.L.C. Class A                             27,500    720,322        0.2%
    Royal Dutch Shell P.L.C. Class B                             13,291    348,958        0.1%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class A              57,508  3,041,584        0.6%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B              36,193  1,930,897        0.4%
    Royal Mail P.L.C.                                            64,228    457,468        0.1%
    RPC Group P.L.C.                                             32,568    347,544        0.1%
    RPS Group P.L.C.                                             21,041     53,625        0.0%
    RSA Insurance Group P.L.C.                                   74,887    503,037        0.1%
    Saga P.L.C.                                                   1,243      3,809        0.0%
    Sage Group P.L.C. (The)                                      36,430    315,552        0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Savills P.L.C.                                             17,110 $185,582        0.0%
    Schroders P.L.C.(0239581)                                   2,603   74,394        0.0%
    Schroders P.L.C.(0240549)                                   3,945  145,225        0.0%
    SDL P.L.C.                                                  6,858   40,635        0.0%
    Senior P.L.C.                                              54,847  174,951        0.0%
    Sepura P.L.C.                                               4,663    4,842        0.0%
*   Serco Group P.L.C.                                         12,942   18,207        0.0%
    Servelec Group P.L.C.                                       2,347   13,027        0.0%
    Severfield P.L.C.                                          12,669    9,664        0.0%
    Severn Trent P.L.C.                                        10,066  328,155        0.1%
    Shanks Group P.L.C.                                        47,748   55,972        0.0%
    Shire P.L.C.                                                6,445  402,181        0.1%
    SIG P.L.C.                                                 45,486   90,192        0.0%
    Sky P.L.C.                                                 24,774  340,544        0.1%
*   Skyepharma P.L.C.                                          10,240   70,161        0.0%
    Smith & Nephew P.L.C.                                      26,296  445,304        0.1%
    Smith & Nephew P.L.C. Sponsored ADR                           750   25,748        0.0%
    Smiths Group P.L.C.                                        45,012  730,472        0.2%
    Soco International P.L.C.                                  27,557   59,675        0.0%
    Spectris P.L.C.                                            12,294  327,997        0.1%
    Speedy Hire P.L.C.                                         39,882   21,439        0.0%
    Spirax-Sarco Engineering P.L.C.                             9,119  455,614        0.1%
    Spire Healthcare Group P.L.C.                                  66      316        0.0%
    Spirent Communications P.L.C.                              27,560   31,614        0.0%
*   Sports Direct International P.L.C.                         29,312  165,358        0.0%
    SSE P.L.C.                                                 39,767  878,595        0.2%
    SSP Group P.L.C.                                           12,288   51,686        0.0%
    St. Ives P.L.C.                                             2,904    4,765        0.0%
    St. James's Place P.L.C.                                   38,766  492,084        0.1%
    St. Modwen Properties P.L.C.                               16,551   74,055        0.0%
    Stagecoach Group P.L.C.                                    35,993  135,527        0.0%
    Standard Chartered P.L.C.                                  73,483  593,934        0.1%
    Standard Life P.L.C.                                       52,969  252,942        0.1%
    Sthree P.L.C.                                               5,020   24,957        0.0%
    Stobart Group, Ltd.                                         6,398    9,641        0.0%
    SuperGroup P.L.C.                                           5,656  100,838        0.0%
    Synthomer P.L.C.                                           39,571  201,576        0.1%
    TalkTalk Telecom Group P.L.C.                              37,069  145,127        0.0%
    Tate & Lyle P.L.C.                                         38,670  332,931        0.1%
    Taylor Wimpey P.L.C.                                      209,117  564,105        0.1%
    Ted Baker P.L.C.                                            1,985   69,166        0.0%
    Telecom Plus P.L.C.                                         4,516   61,516        0.0%
*   Tesco P.L.C.                                              292,812  736,141        0.2%
*   Thomas Cook Group P.L.C.                                  186,890  241,643        0.1%
    Topps Tiles P.L.C.                                         21,095   41,911        0.0%
    Travis Perkins P.L.C.                                      20,341  550,325        0.1%
    Trifast P.L.C.                                              6,091   12,085        0.0%
    Trinity Mirror P.L.C.                                      44,827   74,072        0.0%
    TT Electronics P.L.C.                                      14,705   33,326        0.0%
    TUI AG(5666292)                                            17,393  252,629        0.1%
    TUI AG(B11LJN4)                                             8,571  124,408        0.0%
    Tullett Prebon P.L.C.                                      28,732  142,443        0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
UNITED KINGDOM -- (Continued)
*   Tullow Oil P.L.C.                                          16,836 $     69,183        0.0%
    U & I Group P.L.C.                                          8,612       25,041        0.0%
    UBM P.L.C.                                                 37,244      310,305        0.1%
    UDG Healthcare P.L.C.                                      24,106      215,889        0.1%
    Unilever P.L.C.                                             3,266      145,931        0.0%
    Unilever P.L.C. Sponsored ADR                              13,942      625,438        0.1%
    UNITE Group P.L.C. (The)                                   20,206      186,846        0.0%
    United Utilities Group P.L.C.                              25,600      352,028        0.1%
*   Vectura Group P.L.C.                                       12,906       32,438        0.0%
    Vedanta Resources P.L.C.                                    7,796       48,107        0.0%
    Vesuvius P.L.C.                                            23,467      110,639        0.0%
    Victrex P.L.C.                                             10,290      210,981        0.1%
    Vitec Group P.L.C. (The)                                      435        3,474        0.0%
    Vodafone Group P.L.C.                                     678,719    2,186,722        0.5%
    Weir Group P.L.C. (The)                                    17,409      305,800        0.1%
    WH Smith P.L.C.                                             9,488      232,437        0.1%
    Whitbread P.L.C.                                            5,259      298,090        0.1%
*   Wincanton P.L.C.                                            8,819       21,602        0.0%
    Wireless Group P.L.C.                                       3,600        9,514        0.0%
    WM Morrison Supermarkets P.L.C.                           281,675      788,152        0.2%
    Wolseley P.L.C.                                             9,044      506,562        0.1%
    WPP P.L.C.                                                 34,825      813,602        0.2%
    WS Atkins P.L.C.                                            8,959      174,819        0.0%
    Xaar P.L.C.                                                 3,544       25,102        0.0%
*   Xchanging P.L.C.                                           14,556       40,223        0.0%
    XP Power, Ltd.                                                  9          221        0.0%
    Zoopla Property Group P.L.C.                                4,172       17,994        0.0%
                                                                      ------------       ----
TOTAL UNITED KINGDOM                                                    84,524,195       17.5%
                                                                      ------------       ----
TOTAL COMMON STOCKS                                                    473,570,569       98.1%
                                                                      ------------       ----
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Bayerische Motoren Werke AG                                 2,556      203,507        0.1%
    Draegerwerk AG & Co. KGaA                                     555       36,879        0.0%
    Fuchs Petrolub SE                                           4,354      186,442        0.0%
    Henkel AG & Co. KGaA                                        1,404      160,363        0.0%
    Jungheinrich AG                                             2,279      215,014        0.1%
    STO SE & Co. KGaA                                             292       36,063        0.0%
    Villeroy & Boch AG                                          2,180       33,892        0.0%
                                                                      ------------       ----
TOTAL GERMANY                                                              872,160        0.2%
                                                                      ------------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                   281,292          411        0.0%
                                                                      ------------       ----
TOTAL PREFERRED STOCKS                                                     872,571        0.2%
                                                                      ------------       ----
RIGHTS/WARRANTS -- (0.0%)

GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16                                        224          244        0.0%
                                                                      ------------       ----

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES     VALUE++     ASSETS**
                                                                --------- ------------ ----------
HONG KONG -- (0.0%)
*     International Standard Resources Holdings, Ltd. Warrants
        11/30/16                                                  100,000 $        722        0.0%
                                                                          ------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                    6,019           --        0.0%
                                                                          ------------      -----
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 4/24/20                        25,808        3,070        0.0%
                                                                          ------------      -----
SWEDEN -- (0.0%)
*     Hemfosa Fastigheter AB Rights 5/10/16                         8,139        2,939        0.0%
                                                                          ------------      -----
TOTAL RIGHTS/WARRANTS                                                            6,975        0.0%
                                                                          ------------      -----
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund                            3,677,197   42,545,174        8.8%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $532,657,418)                         $516,995,289      107.1%
                                                                          ============      =====

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $    30,633 $ 31,244,449   --    $ 31,275,082
     Austria                              --    3,273,681   --       3,273,681
     Belgium                          70,561    6,518,259   --       6,588,820
     Canada                       48,004,350        4,325   --      48,008,675
     China                                --       42,873   --          42,873
     Denmark                              --    7,204,483   --       7,204,483
     Finland                              --    8,445,362   --       8,445,362
     France                          137,571   35,973,838   --      36,111,409
     Germany                         557,869   30,987,245   --      31,545,114
     Hong Kong                        23,077   12,758,327   --      12,781,404
     Ireland                         616,521    1,909,653   --       2,526,174
     Israel                          176,241    2,352,830   --       2,529,071
     Italy                           155,552   14,213,414   --      14,368,966
     Japan                           387,585  101,570,934   --     101,958,519
     Netherlands                   1,231,019   11,037,624   --      12,268,643
     New Zealand                          --    2,387,492   --       2,387,492
     Norway                           95,115    4,543,288   --       4,638,403
     Portugal                             --    1,885,846   --       1,885,846
     Singapore                            --    6,015,934   --       6,015,934
     Spain                            62,226   14,364,241   --      14,426,467
     Sweden                           16,038   14,269,516   --      14,285,554
     Switzerland                   1,915,042   24,563,360   --      26,478,402
     United Kingdom               18,553,976   65,970,219   --      84,524,195
  Preferred Stocks
     Germany                              --      872,160   --         872,160
     United Kingdom                       --          411   --             411
  Rights/Warrants
     Germany                              --          244   --             244
     Hong Kong                            --          722   --             722
     Norway                               --           --   --              --
     Singapore                            --        3,070   --           3,070
     Sweden                               --        2,939   --           2,939
  Securities Lending Collateral           --   42,545,174   --      42,545,174
                                 ----------- ------------   --    ------------
  TOTAL                          $72,033,376 $444,961,913   --    $516,995,289
                                 =========== ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (92.6%)

BRAZIL -- (6.0%)
    AES Tiete Energia SA                                      112,101 $  460,236        0.0%
    Aliansce Shopping Centers SA                               56,891    254,577        0.0%
    Alupar Investimento SA                                     52,138    200,866        0.0%
    Arezzo Industria e Comercio SA                             32,028    225,828        0.0%
*   B2W Cia Digital                                            52,821    210,408        0.0%
    Banco Bradesco SA                                          97,632    797,407        0.1%
    Banco do Brasil SA                                        154,482    993,123        0.1%
    Banco Santander Brasil SA                                 103,484    558,454        0.1%
    BB Seguridade Participacoes SA                            179,900  1,569,237        0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros   323,910  1,618,020        0.2%
    BR Malls Participacoes SA                                 264,052  1,299,818        0.1%
*   Brasil Brokers Participacoes SA                            95,800     50,974        0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas      11,000     38,380        0.0%
#   Braskem SA Sponsored ADR                                   64,833    923,870        0.1%
    BRF SA                                                    205,074  2,933,675        0.3%
    BRF SA ADR                                                 52,139    741,417        0.1%
    CCR SA                                                    360,103  1,694,110        0.2%
*   Centrais Eletricas Brasileiras SA                         105,282    238,467        0.0%
    Centrais Eletricas Brasileiras SA ADR                      17,139     63,757        0.0%
    CETIP SA - Mercados Organizados                           144,246  1,770,754        0.2%
    Cia Brasileira de Distribuicao ADR                         19,886    291,330        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo           100,736    773,259        0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        37,154    283,857        0.0%
    Cia de Saneamento de Minas Gerais-COPASA                   33,700    210,671        0.0%
    Cia Energetica de Minas Gerais                             22,409     46,195        0.0%
    Cia Hering                                                111,348    455,202        0.0%
    Cia Paranaense de Energia                                  10,700     57,836        0.0%
    Cia Paranaense de Energia Sponsored ADR                     5,293     43,773        0.0%
    Cia Siderurgica Nacional SA                                73,600    281,196        0.0%
#   Cia Siderurgica Nacional SA Sponsored ADR                 411,608  1,555,878        0.2%
    Cielo SA                                                  280,659  2,733,756        0.3%
    Cosan Logistica SA(BR17H74)                                21,528      5,133        0.0%
*   Cosan Logistica SA(BYYP8M6)                                56,618     13,170        0.0%
    Cosan SA Industria e Comercio                              56,472    522,808        0.1%
*   CPFL Energia SA                                           108,073    623,755        0.1%
    CVC Brasil Operadora e Agencia de Viagens SA                9,000     49,720        0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes   160,500    479,272        0.0%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                             2,400      6,804        0.0%
    Direcional Engenharia SA                                   40,100     71,706        0.0%
    Duratex SA                                                217,695    495,617        0.1%
    EcoRodovias Infraestrutura e Logistica SA                 124,736    272,013        0.0%
    EDP - Energias do Brasil SA                               156,013    580,640        0.1%
    Embraer SA ADR                                             65,122  1,504,318        0.2%
    Equatorial Energia SA                                      91,663  1,133,777        0.1%
    Estacio Participacoes SA                                  204,879    707,106        0.1%
    Eternit SA                                                 66,332     32,016        0.0%
    Even Construtora e Incorporadora SA                       115,100    122,488        0.0%
    Ez Tec Empreendimentos e Participacoes SA                  37,866    183,866        0.0%
    Fibria Celulose SA                                         63,100    557,383        0.1%
    Fibria Celulose SA Sponsored ADR                           39,736    352,061        0.0%
    Fleury SA                                                  39,330    285,662        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BRAZIL -- (Continued)
    GAEC Educacao SA                                           15,000 $   45,751        0.0%
    Gafisa SA                                                 189,100    127,560        0.0%
    Gafisa SA ADR                                              43,806     57,824        0.0%
    Gerdau SA                                                  59,500     97,920        0.0%
    Gerdau SA Sponsored ADR                                   388,350    866,021        0.1%
    Gol Linhas Aereas Inteligentes SA ADR                         750      5,295        0.0%
    Grendene SA                                                45,900    226,747        0.0%
    Guararapes Confeccoes SA                                    5,306     89,466        0.0%
    Helbor Empreendimentos SA                                  80,190     35,207        0.0%
    Hypermarcas SA                                            114,561  1,010,622        0.1%
    Iguatemi Empresa de Shopping Centers SA                    18,604    144,429        0.0%
*   International Meal Co. Alimentacao SA                      42,200     51,534        0.0%
    Iochpe Maxion SA                                           50,000    211,529        0.0%
    Itau Unibanco Holding SA                                   67,467    560,451        0.1%
    JBS SA                                                    459,288  1,207,229        0.1%
*   JHSF Participacoes SA                                       6,000      2,582        0.0%
    JSL SA                                                     45,100    120,905        0.0%
    Kepler Weber SA                                             9,972     45,899        0.0%
    Klabin SA                                                 172,353    873,479        0.1%
    Kroton Educacional SA                                     622,421  2,316,490        0.2%
    Light SA                                                   57,398    171,898        0.0%
    Linx SA                                                    10,800    148,532        0.0%
    Localiza Rent a Car SA                                    101,996    978,663        0.1%
*   Log-in Logistica Intermodal SA                             29,700     12,435        0.0%
    Lojas Americanas SA                                        94,508    304,195        0.0%
    Lojas Renner SA                                           370,685  2,238,607        0.2%
    LPS Brasil Consultoria de Imoveis SA                       30,900     26,954        0.0%
    M Dias Branco SA                                           15,800    366,603        0.0%
*   Magnesita Refratarios SA                                   24,615    100,201        0.0%
    Mahle-Metal Leve SA                                        28,637    188,429        0.0%
*   Marfrig Global Foods SA                                   272,450    514,124        0.1%
    Marisa Lojas SA                                            20,771     52,060        0.0%
*   Mills Estruturas e Servicos de Engenharia SA               69,900     85,565        0.0%
*   Minerva SA                                                 82,845    254,611        0.0%
    MRV Engenharia e Participacoes SA                         245,054    856,451        0.1%
    Multiplan Empreendimentos Imobiliarios SA                  23,592    404,375        0.0%
    Multiplus SA                                               32,500    358,617        0.0%
    Natura Cosmeticos SA                                       90,900    673,970        0.1%
    Odontoprev SA                                             178,732    543,588        0.1%
*   Oi SA                                                      88,825     22,211        0.0%
*   Oi SA ADR                                                      40         49        0.0%
*   Paranapanema SA                                           103,114     53,367        0.0%
*   PDG Realty SA Empreendimentos e Participacoes               8,340      8,269        0.0%
*   Petroleo Brasileiro SA                                    359,211  1,385,979        0.1%
#*  Petroleo Brasileiro SA Sponsored ADR                      218,298  1,683,078        0.2%
    Porto Seguro SA                                            60,508    487,336        0.1%
    Portobello SA                                              16,200     11,776        0.0%
    QGEP Participacoes SA                                      69,500     82,448        0.0%
    Qualicorp SA                                              173,133    750,071        0.1%
    Raia Drogasil SA                                           74,814  1,197,285        0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                48,200     59,002        0.0%
    Rodobens Negocios Imobiliarios SA                           8,300     12,911        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
BRAZIL -- (Continued)
*   Rumo Logistica Operadora Multimodal SA                      293,865 $   365,702        0.0%
    Santos Brasil Participacoes SA                               29,800     112,208        0.0%
    Sao Martinho SA                                              34,884     453,692        0.0%
    SLC Agricola SA                                              41,300     186,371        0.0%
    Smiles SA                                                    30,600     355,002        0.0%
    Sonae Sierra Brasil SA                                       13,700      68,515        0.0%
    Sul America SA                                              159,847     778,495        0.1%
    Technos SA                                                   11,755      16,748        0.0%
    Tecnisa SA                                                   64,200      51,707        0.0%
    Telefonica Brasil SA ADR                                      9,305     114,638        0.0%
*   Tereos Internacional SA                                         216       3,621        0.0%
    Tim Participacoes SA                                        220,732     490,337        0.1%
    Tim Participacoes SA ADR                                     24,081     267,058        0.0%
    Totvs SA                                                    102,948     844,121        0.1%
    TPI - Triunfo Participacoes e Investimentos SA               12,300      19,277        0.0%
    Tractebel Energia SA                                         50,549     560,717        0.1%
    Transmissora Alianca de Energia Eletrica SA                 141,568     805,138        0.1%
    Ultrapar Participacoes SA                                   137,884   2,903,412        0.3%
    Ultrapar Participacoes SA Sponsored ADR                      18,730     392,955        0.0%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)              17,415      12,203        0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)              20,600      26,954        0.0%
    Vale SA                                                     130,960     749,757        0.1%
    Vale SA Sponsored ADR                                       104,614     593,161        0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                              58,737     597,745        0.1%
    WEG SA                                                      168,563     743,995        0.1%
                                                                        -----------        ---
TOTAL BRAZIL                                                             65,019,775        6.4%
                                                                        -----------        ---
CHILE -- (1.6%)
    AES Gener SA                                                979,279     497,681        0.0%
    Aguas Andinas SA Class A                                  1,098,530     637,787        0.1%
    Banco de Chile ADR                                            6,658     438,483        0.0%
    Banco de Credito e Inversiones                               15,874     683,643        0.1%
    Banco Santander Chile ADR                                    52,510   1,018,694        0.1%
    Besalco SA                                                   75,179      25,810        0.0%
    CAP SA                                                       70,039     249,109        0.0%
    Cencosud SA                                                 273,545     737,052        0.1%
    Cencosud SA ADR                                               9,745      80,104        0.0%
*   Cia Sud Americana de Vapores SA                           3,009,677      63,623        0.0%
    Colbun SA                                                 2,752,270     748,466        0.1%
    E.CL SA                                                     284,564     494,812        0.0%
    Embotelladora Andina SA Class B ADR                          12,656     258,815        0.0%
    Empresa Nacional de Electricidad SA                          19,665      18,306        0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR            30,083     837,812        0.1%
    Empresa Nacional de Telecomunicaciones SA                    72,698     637,940        0.1%
*   Empresas AquaChile SA                                        68,763      21,936        0.0%
    Empresas CMPC SA                                            271,534     613,729        0.1%
    Empresas COPEC SA                                            55,129     550,768        0.1%
    Empresas Hites SA                                            72,367      31,231        0.0%
*   Empresas La Polar SA                                        973,306      48,092        0.0%
    Endesa Americas SA                                           19,665       9,286        0.0%
    Endesa Americas SA ADR                                       30,083     425,073        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHILE -- (Continued)
    Enersis Americas SA                                          405,985 $    69,996        0.0%
    Enersis Americas SA Sponsored ADR                            163,397   1,398,678        0.1%
    Enersis Chile SA                                             405,985      49,517        0.0%
    Enersis Chile SA ADR                                         163,397   1,040,839        0.1%
    Forus SA                                                      39,901     120,324        0.0%
    Gasco SA                                                       9,193      71,493        0.0%
    Grupo Security SA                                            194,242      59,721        0.0%
    Inversiones Aguas Metropolitanas SA                          320,527     518,621        0.1%
    Inversiones La Construccion SA                                16,490     194,462        0.0%
    Itau CorpBanca(45033E105)                                      4,431      60,084        0.0%
    Itau CorpBanca(BYT25P4)                                   80,762,123     735,752        0.1%
*   Latam Airlines Group SA                                       21,221     139,941        0.0%
*   Latam Airlines Group SA Sponsored ADR                        115,551     829,656        0.1%
    Masisa SA                                                    769,822      26,350        0.0%
    Molibdenos y Metales SA                                        4,602      28,556        0.0%
    Multiexport Foods SA                                         117,053      25,071        0.0%
    Parque Arauco SA                                             300,067     583,454        0.1%
    PAZ Corp. SA                                                  93,709      60,034        0.0%
    Ripley Corp. SA                                              551,409     270,783        0.0%
    SACI Falabella                                                60,224     456,325        0.0%
    Salfacorp SA                                                 157,507     111,709        0.0%
    Sigdo Koppers SA                                             111,976     157,730        0.0%
    Sociedad Matriz SAAM SA                                    1,999,658     155,376        0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR           28,316     589,822        0.1%
    Socovesa SA                                                  139,493      30,822        0.0%
    Sonda SA                                                     250,240     498,495        0.1%
*   Tech Pack SA                                                  11,501       5,969        0.0%
                                                                         -----------        ---
TOTAL CHILE                                                               17,417,832        1.7%
                                                                         -----------        ---
CHINA -- (13.4%)
    361 Degrees International, Ltd.                              336,000     120,276        0.0%
    AAC Technologies Holdings, Inc.                              160,000   1,107,467        0.1%
#   Agile Property Holdings, Ltd.                                702,749     399,060        0.1%
    Agricultural Bank of China, Ltd. Class H                   3,329,000   1,201,479        0.1%
    Air China, Ltd. Class H                                      308,000     233,182        0.0%
    Ajisen China Holdings, Ltd.                                  161,000      68,105        0.0%
*   Alibaba Health Information Technology, Ltd.                  178,000     119,632        0.0%
#*  Alibaba Pictures Group, Ltd.                               1,050,000     245,299        0.0%
*   Aluminum Corp. of China, Ltd. ADR                              8,700      73,428        0.0%
#*  Aluminum Corp. of China, Ltd. Class H                        128,000      42,797        0.0%
    AMVIG Holdings, Ltd.                                         138,000      56,822        0.0%
#   Angang Steel Co., Ltd. Class H                               282,000     132,642        0.0%
#   Anhui Conch Cement Co., Ltd. Class H                         136,500     359,687        0.1%
    Anhui Expressway Co., Ltd. Class H                           172,000     137,183        0.0%
    Anta Sports Products, Ltd.                                   246,000     626,618        0.1%
*   Anxin-China Holdings, Ltd.                                   784,000       7,297        0.0%
#   Asia Cement China Holdings Corp.                             158,000      34,335        0.0%
    AVIC International Holdings, Ltd. Class H                    100,000      54,725        0.0%
    Bank of China, Ltd. Class H                               10,683,356   4,325,630        0.4%
    Bank of Chongqing Co., Ltd. Class H                          182,500     144,160        0.0%
    Bank of Communications Co., Ltd. Class H                     769,580     485,041        0.1%
    Baoxin Auto Group, Ltd.                                      217,500     137,607        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE++    ASSETS**
                                                              ---------- ----------- ----------
CHINA -- (Continued)
    Baoye Group Co., Ltd. Class H                                100,000 $    65,839        0.0%
    BBMG Corp. Class H                                           170,141     124,126        0.0%
    Beijing Capital International Airport Co., Ltd. Class H      256,000     275,650        0.0%
    Beijing Capital Land, Ltd. Class H                           448,000     177,199        0.0%
#   Beijing Enterprises Water Group, Ltd.                        470,000     280,325        0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              482,000     151,457        0.0%
    Beijing North Star Co., Ltd. Class H                         224,000      71,431        0.0%
    Beijing Urban Construction Design & Development Group
      Co., Ltd. Class H                                           36,000      20,840        0.0%
    Belle International Holdings, Ltd.                         1,425,000     869,045        0.1%
#   Biostime International Holdings, Ltd.                         78,500     218,058        0.0%
#   Bloomage Biotechnology Corp., Ltd.                            50,000      97,932        0.0%
#   Boer Power Holdings, Ltd.                                     96,000      53,846        0.0%
    Bolina Holding Co., Ltd.                                     108,000      24,771        0.0%
    Bosideng International Holdings, Ltd.                      1,098,000      88,934        0.0%
    Boyaa Interactive International, Ltd.                         14,000       5,487        0.0%
#   Brilliance China Automotive Holdings, Ltd.                   340,000     335,793        0.0%
    Broad Greenstate International Co., Ltd.                     112,000      22,868        0.0%
*   BYD Electronic International Co., Ltd.                       287,500     164,649        0.0%
    C C Land Holdings, Ltd.                                      586,125     170,654        0.0%
    Cabbeen Fashion, Ltd.                                         64,000      25,985        0.0%
    Carrianna Group Holdings Co., Ltd.                           102,000      11,158        0.0%
    CECEP COSTIN New Materials Group, Ltd.                       186,000      16,990        0.0%
    Central China Real Estate, Ltd.                              181,194      34,519        0.0%
    Central China Securities Co., Ltd. Class H                    41,000      20,272        0.0%
    Century Sunshine Group Holdings, Ltd.                        680,000      33,705        0.0%
    Changshouhua Food Co., Ltd.                                  110,000      53,773        0.0%
#*  Chaowei Power Holdings, Ltd.                                  98,000      62,668        0.0%
*   Chia Tai Enterprises International, Ltd.                      10,620       2,843        0.0%
*   Chigo Holding, Ltd.                                        1,680,000      20,729        0.0%
#   China Aerospace International Holdings, Ltd.                 998,000     128,107        0.0%
#*  China Agri-Industries Holdings, Ltd.                         914,800     312,253        0.0%
    China All Access Holdings, Ltd.                              266,000      85,308        0.0%
    China Aoyuan Property Group, Ltd.                            495,000      98,002        0.0%
*   China Automation Group, Ltd.                                 134,000      19,175        0.0%
    China BlueChemical, Ltd. Class H                             753,143     175,262        0.0%
    China Child Care Corp., Ltd.                                 112,000       8,627        0.0%
    China Cinda Asset Management Co., Ltd. Class H             1,146,000     375,274        0.1%
*   China CITIC Bank Corp., Ltd. Class H                         805,000     505,891        0.1%
#   China Coal Energy Co., Ltd. Class H                          690,000     327,586        0.0%
    China Communications Services Corp., Ltd. Class H            850,800     401,572        0.1%
    China Construction Bank Corp. Class H                     16,456,990  10,452,279        1.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H         641,000      75,697        0.0%
    China Dongxiang Group Co., Ltd.                              939,000     194,600        0.0%
#*  China Dredging Environment Protection Holdings, Ltd.         197,000      27,343        0.0%
*   China Dynamics Holdings, Ltd.                                980,000      45,952        0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                   392,000     214,308        0.0%
    China Everbright Bank Co., Ltd. Class H                      687,000     309,754        0.0%
#   China Everbright International, Ltd.                         543,000     609,996        0.1%
    China Everbright, Ltd.                                       260,000     511,922        0.1%
*   China Fiber Optic Network System Group, Ltd.                 396,000      46,256        0.0%
    China Financial Services Holdings, Ltd.                      182,000      16,147        0.0%
#*  China Foods, Ltd.                                            252,000      92,216        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    China Galaxy Securities Co., Ltd. Class H                   825,000 $  723,599        0.1%
#   China Gas Holdings, Ltd.                                    322,000    465,711        0.1%
*   China Glass Holdings, Ltd.                                  200,000     25,703        0.0%
*   China Greenland Rundong Auto Group, Ltd.                     45,000     16,514        0.0%
*   China Hanking Holdings, Ltd.                                 65,000      6,772        0.0%
    China Harmony New Energy Auto Holding, Ltd.                 192,500    119,150        0.0%
*   China High Precision Automation Group, Ltd.                  73,000      2,153        0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.     386,993    297,925        0.0%
#   China Hongqiao Group, Ltd.                                  488,000    357,177        0.1%
*   China Huiyuan Juice Group, Ltd.                             296,000    130,904        0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    72,400    113,355        0.0%
*   China ITS Holdings Co., Ltd.                                164,000     11,577        0.0%
    China Jinmao Holdings Group, Ltd.                         1,591,120    457,592        0.1%
    China Lesso Group Holdings, Ltd.                            406,000    222,181        0.0%
#   China Life Insurance Co., Ltd. ADR                           57,804    665,324        0.1%
    China Life Insurance Co., Ltd. Class H                      144,000    331,712        0.0%
    China Lilang, Ltd.                                          171,000    109,538        0.0%
*   China Longevity Group Co., Ltd.                              30,000        994        0.0%
    China Longyuan Power Group Corp., Ltd. Class H              694,000    478,361        0.1%
#*  China Lumena New Materials Corp.                            936,000         --        0.0%
    China Medical System Holdings, Ltd.                         286,000    371,142        0.1%
    China Mengniu Dairy Co., Ltd.                               316,000    534,394        0.1%
    China Merchants Bank Co., Ltd. Class H                      615,598  1,350,125        0.1%
    China Merchants Holdings International Co., Ltd.            277,801    825,799        0.1%
    China Merchants Land, Ltd.                                  584,000     88,523        0.0%
#*  China Metal Recycling Holdings, Ltd.                        130,581         --        0.0%
    China Minsheng Banking Corp., Ltd. Class H                  873,600    819,445        0.1%
    China Mobile, Ltd.                                           94,000  1,079,192        0.1%
    China Mobile, Ltd. Sponsored ADR                            155,765  8,959,603        0.9%
#   China Modern Dairy Holdings, Ltd.                           755,000    138,566        0.0%
    China Molybdenum Co., Ltd. Class H                          363,000     60,836        0.0%
    China National Materials Co., Ltd. Class H                  500,000    132,028        0.0%
*   China New Town Development Co., Ltd.                        416,254     16,590        0.0%
*   China NT Pharma Group Co., Ltd.                              39,000     11,476        0.0%
#*  China Oil & Gas Group, Ltd.                               1,790,000    128,731        0.0%
#   China Oilfield Services, Ltd. Class H                       392,000    341,068        0.1%
#   China Overseas Grand Oceans Group, Ltd.                     406,500    129,346        0.0%
    China Overseas Land & Investment, Ltd.                      814,000  2,583,852        0.3%
#*  China Overseas Property Holdings, Ltd.                      292,000     40,802        0.0%
    China Pacific Insurance Group Co., Ltd. Class H             170,200    596,797        0.1%
#   China Pioneer Pharma Holdings, Ltd.                         119,000     28,139        0.0%
    China Power International Development, Ltd.               1,004,000    428,526        0.1%
#   China Power New Energy Development Co., Ltd.              1,500,000    117,691        0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         1,426,000     45,912        0.0%
*   China Properties Group, Ltd.                                128,000     28,987        0.0%
    China Railway Construction Corp., Ltd. Class H              171,500    218,246        0.0%
    China Railway Group, Ltd. Class H                           347,000    274,661        0.0%
#*  China Rare Earth Holdings, Ltd.                             771,200     58,458        0.0%
    China Resources Cement Holdings, Ltd.                       746,000    243,556        0.0%
#   China Resources Gas Group, Ltd.                             188,000    532,010        0.1%
    China Resources Land, Ltd.                                  496,222  1,217,790        0.1%
    China Resources Power Holdings Co., Ltd.                    425,903    718,418        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
#*  China Sanjiang Fine Chemicals Co., Ltd.                     181,000 $   33,741        0.0%
    China SCE Property Holdings, Ltd.                           369,600     77,992        0.0%
#*  China Shanshui Cement Group, Ltd.                           660,790    231,471        0.0%
*   China Shengmu Organic Milk, Ltd.                             73,000     17,108        0.0%
    China Shenhua Energy Co., Ltd. Class H                      301,384    508,256        0.1%
#   China Shineway Pharmaceutical Group, Ltd.                   124,000    141,718        0.0%
    China Shipping Development Co., Ltd. Class H                287,654    204,621        0.0%
    China Silver Group, Ltd.                                    120,000     26,852        0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             175,000     64,298        0.0%
#   China South City Holdings, Ltd.                           1,022,000    195,572        0.0%
    China Southern Airlines Co., Ltd. Class H                   268,000    168,047        0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               6,230    192,195        0.0%
    China State Construction International Holdings, Ltd.       235,919    366,886        0.1%
#   China Suntien Green Energy Corp., Ltd. Class H              647,000     73,608        0.0%
*   China Taifeng Beddings Holdings, Ltd.                       134,000      3,498        0.0%
*   China Taiping Insurance Holdings Co., Ltd.                  388,012    789,675        0.1%
    China Telecom Corp., Ltd. ADR                                16,786    833,257        0.1%
    China Telecom Corp., Ltd. Class H                            86,000     42,686        0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            79,500     59,554        0.0%
    China Travel International Investment Hong Kong, Ltd.       730,000    214,628        0.0%
    China Unicom Hong Kong, Ltd.                              1,634,000  1,912,251        0.2%
    China Unicom Hong Kong, Ltd. ADR                             98,464  1,152,029        0.1%
    China Vanke Co., Ltd. Class H                               222,400    556,829        0.1%
    China Water Affairs Group, Ltd.                             266,000    131,814        0.0%
#*  China Water Industry Group, Ltd.                            216,000     36,925        0.0%
    China Yongda Automobiles Services Holdings, Ltd.            100,000     53,389        0.0%
#*  China Yurun Food Group, Ltd.                                581,000     99,048        0.0%
    China ZhengTong Auto Services Holdings, Ltd.                419,500    171,406        0.0%
#   China Zhongwang Holdings, Ltd.                              659,118    328,221        0.0%
#*  Chinasoft International, Ltd.                               216,000     77,823        0.0%
*   Chongqing Iron & Steel Co., Ltd. Class H                     72,000     12,105        0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            476,000     56,334        0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           764,000    402,525        0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                       92,000     15,153        0.0%
#   CIFI Holdings Group Co., Ltd.                             1,118,000    258,715        0.0%
#   CIMC Enric Holdings, Ltd.                                   138,000     72,464        0.0%
*   CITIC Dameng Holdings, Ltd.                                 235,000     14,640        0.0%
#*  CITIC Resources Holdings, Ltd.                            1,074,000     95,163        0.0%
    CITIC Securities Co., Ltd. Class H                          443,000    973,616        0.1%
    CITIC, Ltd.                                                 954,433  1,391,844        0.2%
#*  Citychamp Watch & Jewellery Group, Ltd.                     700,000    119,038        0.0%
    Clear Media, Ltd.                                            24,000     22,586        0.0%
    CNOOC, Ltd. Sponsored ADR                                    36,945  4,560,121        0.5%
#   Comba Telecom Systems Holdings, Ltd.                        517,796     91,017        0.0%
*   Comtec Solar Systems Group, Ltd.                            278,000     22,530        0.0%
    Concord New Energy Group, Ltd.                            1,414,648     76,000        0.0%
*   Coolpad Group, Ltd.                                       1,252,000    246,197        0.0%
    COSCO Pacific, Ltd.                                         485,051    515,816        0.1%
*   Coslight Technology International Group Co., Ltd.            52,000     17,613        0.0%
#   Cosmo Lady China Holdings Co., Ltd.                          15,000     11,642        0.0%
    Country Garden Holdings Co., Ltd.                         1,641,000    645,383        0.1%
    CP Pokphand Co., Ltd.                                     1,498,000    159,701        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    CPMC Holdings, Ltd.                                         201,000 $   90,492        0.0%
    CSPC Pharmaceutical Group, Ltd.                             902,000    798,196        0.1%
*   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    14,000     21,605        0.0%
#   CT Environmental Group, Ltd.                                596,000    173,839        0.0%
*   DaChan Food Asia, Ltd.                                       57,000      6,464        0.0%
    Dah Chong Hong Holdings, Ltd.                               370,000    152,674        0.0%
#   Dalian Port PDA Co., Ltd. Class H                           116,000     50,363        0.0%
*   Daphne International Holdings, Ltd.                         418,000     62,817        0.0%
    Datang International Power Generation Co., Ltd. Class H     644,000    182,956        0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                      124,000    101,811        0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                   112,000        947        0.0%
#   Digital China Holdings, Ltd.                                305,000    210,959        0.0%
#   Dongfang Electric Corp., Ltd. Class H                        98,000     76,066        0.0%
    Dongjiang Environmental Co., Ltd. Class H                    16,200     23,454        0.0%
    Dongpeng Holdings Co., Ltd.                                  24,000     12,949        0.0%
    Dongyue Group, Ltd.                                         485,000     85,659        0.0%
*   Dynagreen Environmental Protection Group Co., Ltd.
      Class H                                                    58,000     26,517        0.0%
    Embry Holdings, Ltd.                                         14,000      7,029        0.0%
    ENN Energy Holdings, Ltd.                                   176,000    858,464        0.1%
    EVA Precision Industrial Holdings, Ltd.                     342,000     48,757        0.0%
#   Evergrande Real Estate Group, Ltd.                        2,202,000  1,632,786        0.2%
    Fantasia Holdings Group Co., Ltd.                           787,500    104,191        0.0%
    Far East Horizon, Ltd.                                      195,000    154,536        0.0%
    First Tractor Co., Ltd. Class H                              68,000     38,228        0.0%
    Fosun International, Ltd.                                   237,955    328,786        0.0%
#   Fu Shou Yuan International Group, Ltd.                       15,000     10,524        0.0%
#   Fufeng Group, Ltd.                                          444,400    138,913        0.0%
#   Fuguiniao Co., Ltd. Class H                                  51,000     26,059        0.0%
*   Fullshare Holdings, Ltd.                                    235,000     74,939        0.0%
    Future Land Development Holdings, Ltd.                      322,000     45,911        0.0%
#   GCL-Poly Energy Holdings, Ltd.                            5,026,000    748,992        0.1%
    Geely Automobile Holdings, Ltd.                           1,240,000    616,393        0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                  482,800     11,070        0.0%
*   Glorious Property Holdings, Ltd.                          1,043,000    120,698        0.0%
#   Golden Eagle Retail Group, Ltd.                             169,000    194,563        0.0%
*   Goldin Properties Holdings, Ltd.                             94,000     38,885        0.0%
    Goldlion Holdings, Ltd.                                      61,152     24,415        0.0%
    Goldpac Group, Ltd.                                          53,000     21,328        0.0%
#   GOME Electrical Appliances Holding, Ltd.                  4,512,940    578,795        0.1%
    Good Friend International Holdings, Inc.                     22,000      4,704        0.0%
*   Goodbaby International Holdings, Ltd.                       170,000     95,435        0.0%
    Greatview Aseptic Packaging Co., Ltd.                       213,000    107,869        0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          384,000    135,666        0.0%
*   Greentown China Holdings, Ltd.                              294,500    218,475        0.0%
    Guangdong Investment, Ltd.                                  616,000    869,830        0.1%
*   Guangdong Land Holdings, Ltd.                               142,000     41,057        0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            33,000     20,141        0.0%
#   Guangshen Railway Co., Ltd. Class H                         150,000     77,703        0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                     6,762    172,431        0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                139,740    162,747        0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                    20,000     42,316        0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                  360,400    503,510        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
CHINA -- (Continued)
*   Guodian Technology & Environment Group Corp., Ltd. Class
      H                                                          235,000 $   14,773        0.0%
*   Haichang Ocean Park Holdings, Ltd.                            55,000     11,880        0.0%
    Haier Electronics Group Co., Ltd.                            335,000    562,642        0.1%
    Haitian International Holdings, Ltd.                         135,000    228,944        0.0%
    Haitong Securities Co., Ltd. Class H                         290,400    479,920        0.1%
*   Hanergy Thin Film Power Group, Ltd.                        1,016,000     28,203        0.0%
    Hengan International Group Co., Ltd.                         121,500  1,088,617        0.1%
    Hengdeli Holdings, Ltd.                                      967,200    100,641        0.0%
*   Hi Sun Technology China, Ltd.                                126,000     22,408        0.0%
    Hilong Holding, Ltd.                                         448,000     51,724        0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H           53,000     24,725        0.0%
*   HKC Holdings, Ltd.                                         1,068,098     19,449        0.0%
    HNA Infrastructure Co., Ltd. Class H                          65,000     69,509        0.0%
*   Honghua Group, Ltd.                                          834,000     40,665        0.0%
#   Hopewell Highway Infrastructure, Ltd.                        267,972    133,538        0.0%
#*  Hopson Development Holdings, Ltd.                            275,000    261,352        0.0%
#   HOSA International, Ltd.                                     118,000     38,429        0.0%
#   Hua Han Health Industry Holdings, Ltd.                       820,000     86,343        0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                     782,000    169,343        0.0%
    Huadian Power International Corp., Ltd. Class H              382,000    196,368        0.0%
    Huaneng Power International, Inc. Class H                    352,000    251,518        0.0%
    Huaneng Power International, Inc. Sponsored ADR                6,108    173,406        0.0%
    Huaneng Renewables Corp., Ltd. Class H                     1,442,000    425,511        0.1%
*   Huatai Securities Co., Ltd. Class H                           53,200    112,356        0.0%
    Huishang Bank Corp., Ltd. Class H                            228,000    110,012        0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       12,671,017  6,784,073        0.7%
    Inspur International, Ltd.                                    45,000      7,407        0.0%
#   Intime Retail Group Co., Ltd.                                269,000    241,867        0.0%
    Jiangnan Group, Ltd.                                         706,000    118,931        0.0%
    Jiangsu Expressway Co., Ltd. Class H                         270,000    356,217        0.1%
    Jiangxi Copper Co., Ltd. Class H                             301,000    367,882        0.1%
    Ju Teng International Holdings, Ltd.                         316,000    141,441        0.0%
*   Kai Yuan Holdings, Ltd.                                    1,320,000      9,183        0.0%
#*  Kaisa Group Holdings, Ltd.                                   662,000     24,963        0.0%
*   Kangda International Environmental Co., Ltd.                 121,000     27,321        0.0%
*   Kasen International Holdings, Ltd.                           254,000     40,518        0.0%
    Kingboard Chemical Holdings, Ltd.                            290,900    557,236        0.1%
    Kingboard Laminates Holdings, Ltd.                           281,973    144,153        0.0%
#   Kingdee International Software Group Co., Ltd.               328,000    105,953        0.0%
    Koradior Holdings, Ltd.                                        8,000     13,865        0.0%
    Kunlun Energy Co., Ltd.                                    1,252,000  1,086,859        0.1%
    KWG Property Holding, Ltd.                                   510,330    329,529        0.0%
*   Labixiaoxin Snacks Group, Ltd.                                73,000      6,852        0.0%
    Lai Fung Holdings, Ltd.                                    1,735,000     27,218        0.0%
    Le Saunda Holdings, Ltd.                                      92,400     20,201        0.0%
    Lee & Man Chemical Co., Ltd.                                  28,000      9,116        0.0%
    Lee & Man Paper Manufacturing, Ltd.                          205,000    134,890        0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                           45,500     36,757        0.0%
    Lenovo Group, Ltd.                                         1,482,000  1,166,697        0.1%
    Leoch International Technology, Ltd.                         148,000     17,471        0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H               163,200     62,668        0.0%
*   Lifetech Scientific Corp.                                    246,000     41,688        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    Logan Property Holdings Co., Ltd.                           174,000 $   66,279        0.0%
    Longfor Properties Co., Ltd.                                368,000    518,164        0.1%
    Lonking Holdings, Ltd.                                      817,000    136,381        0.0%
#*  Loudong General Nice Resources China Holdings, Ltd.         399,600     20,525        0.0%
#*  Luye Pharma Group, Ltd.                                      22,500     15,613        0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                     464,000    106,628        0.0%
    Maoye International Holdings, Ltd.                          583,000     60,690        0.0%
    Metallurgical Corp. of China, Ltd. Class H                  278,000     83,532        0.0%
*   Microport Scientific Corp.                                   77,000     40,021        0.0%
*   MIE Holdings Corp.                                          542,000     57,186        0.0%
    MIN XIN Holdings, Ltd.                                       66,000     61,980        0.0%
*   Mingfa Group International Co., Ltd.                        374,000     91,127        0.0%
    Minmetals Land, Ltd.                                        347,644     35,711        0.0%
    Minth Group, Ltd.                                            96,000    251,690        0.0%
#*  MMG, Ltd.                                                   636,000    143,113        0.0%
    MOBI Development Co., Ltd.                                  100,000     13,383        0.0%
    Nature Home Holding Co., Ltd.                                19,000      2,666        0.0%
#   NetDragon Websoft, Inc.                                      30,500     94,710        0.0%
    New China Life Insurance Co., Ltd. Class H                   87,400    285,475        0.0%
    New World Department Store China, Ltd.                      120,000     16,965        0.0%
    Nexteer Automotive Group, Ltd.                                2,000      2,111        0.0%
    Nine Dragons Paper Holdings, Ltd.                           532,000    380,510        0.1%
#*  North Mining Shares Co., Ltd.                             1,710,000     18,488        0.0%
*   NVC Lighting Holdings, Ltd.                                 403,000     42,500        0.0%
*   O-Net Technologies Group, Ltd.                               65,000     21,305        0.0%
    Optics Valley Union Holding Co, Ltd.                        252,000     26,855        0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                   154,000     57,445        0.0%
#   Pacific Online, Ltd.                                        219,000     65,197        0.0%
    Parkson Retail Group, Ltd.                                  656,500     71,675        0.0%
#   PAX Global Technology, Ltd.                                 108,000     93,150        0.0%
    Peak Sport Products Co., Ltd.                               248,000     68,501        0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H 1,246,000    499,502        0.1%
    Phoenix Healthcare Group Co., Ltd.                           43,500     66,061        0.0%
    Phoenix Satellite Television Holdings, Ltd.                 310,000     71,229        0.0%
    PICC Property & Casualty Co., Ltd. Class H                  916,388  1,662,284        0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H          859,500  4,033,702        0.4%
    Poly Culture Group Corp., Ltd. Class H                       19,200     45,203        0.0%
#   Poly Property Group Co., Ltd.                               889,111    237,359        0.0%
*   Pou Sheng International Holdings, Ltd.                      473,687    126,542        0.0%
    Powerlong Real Estate Holdings, Ltd.                        493,000    106,426        0.0%
*   Prosperity International Holdings HK, Ltd.                  700,000     18,280        0.0%
#*  PW Medtech Group, Ltd.                                      223,000     60,156        0.0%
    Qingdao Port International Co., Ltd. Class H                 23,000     10,963        0.0%
    Qingling Motors Co., Ltd.                                   186,000     60,789        0.0%
*   Qunxing Paper Holdings Co., Ltd.                            124,416      6,063        0.0%
#   Real Nutriceutical Group, Ltd.                              445,000     51,397        0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       6,579,854    224,135        0.0%
    Road King Infrastructure, Ltd.                               98,000     81,147        0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       344,000     68,576        0.0%
*   Scud Group, Ltd.                                            206,000      5,179        0.0%
#*  Semiconductor Manufacturing International Corp.           5,259,000    425,577        0.1%
*   Semiconductor Manufacturing International Corp. ADR          35,721    147,885        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
CHINA -- (Continued)
    Shandong Chenming Paper Holdings, Ltd. Class H              105,500 $    83,055        0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     272,000     163,288        0.0%
#   Shanghai Industrial Urban Development Group, Ltd.           636,000     125,032        0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   138,000      56,655        0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  278,000      44,291        0.0%
#*  Shanghai Zendai Property, Ltd.                              205,000       4,344        0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                       144,000       7,495        0.0%
    Shenguan Holdings Group, Ltd.                               550,000      57,161        0.0%
    Shenzhen Expressway Co., Ltd. Class H                       214,000     189,926        0.0%
    Shenzhen International Holdings, Ltd.                       229,887     374,555        0.1%
    Shenzhen Investment, Ltd.                                 1,064,961     428,212        0.1%
    Shenzhou International Group Holdings, Ltd.                 111,000     573,104        0.1%
    Shimao Property Holdings, Ltd.                              596,356     823,070        0.1%
*   Shougang Concord International Enterprises Co., Ltd.      1,692,000      52,852        0.0%
#   Shougang Fushan Resources Group, Ltd.                     1,016,000     152,753        0.0%
    Shui On Land, Ltd.                                        1,537,521     403,218        0.1%
*   Shunfeng International Clean Energy, Ltd.                   438,000      82,585        0.0%
    Sichuan Expressway Co., Ltd. Class H                        284,000      94,216        0.0%
    Sino Biopharmaceutical, Ltd.                              1,003,000     710,730        0.1%
*   Sino Oil And Gas Holdings, Ltd.                           4,990,000     116,825        0.0%
    Sino-Ocean Land Holdings, Ltd.                              975,503     437,466        0.1%
    Sinofert Holdings, Ltd.                                     996,000     135,862        0.0%
*   Sinolink Worldwide Holdings, Ltd.                           322,000      35,169        0.0%
#   SinoMedia Holding, Ltd.                                     118,644      30,783        0.0%
#   Sinopec Kantons Holdings, Ltd.                              168,000      88,664        0.0%
#*  Sinopec Oilfield Service Corp. Class H                      358,000      78,211        0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H            186,000      91,476        0.0%
    Sinopharm Group Co., Ltd. Class H                           248,800   1,063,430        0.1%
#   Sinosoft Technology Group, Ltd.                             124,000      67,701        0.0%
#   Sinotrans Shipping, Ltd.                                    573,173     100,817        0.0%
    Sinotrans, Ltd. Class H                                     667,000     308,277        0.0%
    Sinotruk Hong Kong, Ltd.                                    263,500     133,019        0.0%
    SITC International Holdings Co., Ltd.                       228,000     123,227        0.0%
    Skyworth Digital Holdings, Ltd.                             760,412     497,807        0.1%
#   SMI Holdings Group, Ltd.                                    408,000      39,301        0.0%
#   SOHO China, Ltd.                                            908,912     459,302        0.1%
*   Solargiga Energy Holdings, Ltd.                             265,000       5,795        0.0%
*   Sound Global, Ltd.                                           47,000      18,056        0.0%
#*  Sparkle Roll Group, Ltd.                                    456,000      27,507        0.0%
    Springland International Holdings, Ltd.                     136,000      24,467        0.0%
#*  SPT Energy Group, Inc.                                      270,000      20,444        0.0%
*   SRE Group, Ltd.                                           2,226,857      68,515        0.0%
#   SSY Group, Ltd.                                             799,719     274,818        0.0%
#   Sun Art Retail Group, Ltd.                                  644,500     483,768        0.1%
    Sunac China Holdings, Ltd.                                  631,000     402,612        0.1%
#   Sunny Optical Technology Group Co., Ltd.                    188,000     579,840        0.1%
    TCC International Holdings, Ltd.                            620,692     124,397        0.0%
#   TCL Communication Technology Holdings, Ltd.                 243,000     157,571        0.0%
#   TCL Multimedia Technology Holdings, Ltd.                    140,000      83,257        0.0%
#*  Technovator International, Ltd.                              76,000      38,623        0.0%
    Tencent Holdings, Ltd.                                      658,300  13,395,294        1.3%
    Tenfu Cayman Holdings Co., Ltd.                              34,000      10,976        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    Texhong Textile Group, Ltd.                                 125,000 $  122,271        0.0%
#   Tian An China Investment Co., Ltd.                           62,000     32,975        0.0%
    Tian Shan Development Holdings, Ltd.                         70,000     28,052        0.0%
    Tiangong International Co., Ltd.                            536,000     43,406        0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                    40,000     22,238        0.0%
    Tianjin Development Holdings, Ltd.                           52,000     25,788        0.0%
    Tianjin Port Development Holdings, Ltd.                     744,000    112,766        0.0%
#*  Tianneng Power International, Ltd.                          116,000     94,860        0.0%
#   Tingyi Cayman Islands Holding Corp.                         628,000    734,795        0.1%
    Tomson Group, Ltd.                                           66,969     19,491        0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                133,000    208,695        0.0%
    Tongda Group Holdings, Ltd.                               1,350,000    277,309        0.0%
    Tonly Electronics Holdings, Ltd.                             22,200     10,267        0.0%
#   Towngas China Co., Ltd.                                     406,000    210,062        0.0%
    TPV Technology, Ltd.                                        401,412     65,036        0.0%
    Travelsky Technology, Ltd. Class H                          174,500    324,278        0.0%
#   Trigiant Group, Ltd.                                        190,000     32,244        0.0%
#   Truly International Holdings, Ltd.                          641,140    250,310        0.0%
    Uni-President China Holdings, Ltd.                          224,966    209,504        0.0%
*   United Energy Group, Ltd.                                   808,000     43,224        0.0%
    Universal Health International Group Holding, Ltd.          392,000     35,257        0.0%
    V1 Group, Ltd.                                              746,000     41,172        0.0%
#   Want Want China Holdings, Ltd.                            1,353,000  1,036,012        0.1%
#   Wasion Group Holdings, Ltd.                                 144,000     80,047        0.0%
    Weichai Power Co., Ltd. Class H                             195,560    235,338        0.0%
    Weiqiao Textile Co. Class H                                 198,500    148,257        0.0%
    Welling Holding, Ltd.                                       526,800     87,873        0.0%
#   West China Cement, Ltd.                                     636,000    133,394        0.0%
#   Wisdom Sports Group                                         255,000     99,183        0.0%
#   Xiamen International Port Co., Ltd. Class H                 360,000     73,934        0.0%
*   Xinchen China Power Holdings, Ltd.                          128,000     20,029        0.0%
    Xingda International Holdings, Ltd.                         363,000     75,964        0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H       75,000     69,813        0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H     56,000     92,228        0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           236,000     25,474        0.0%
#   Xinyi Solar Holdings, Ltd.                                  642,000    252,221        0.0%
    Xiwang Special Steel Co., Ltd.                              160,000     15,850        0.0%
    XTEP International Holdings, Ltd.                            90,500     53,498        0.0%
*   Yanchang Petroleum International, Ltd.                    2,200,000     45,825        0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                       226,000    128,357        0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  17,888    100,531        0.0%
    Yashili International Holdings, Ltd.                         91,000     21,941        0.0%
    Yida China Holdings, Ltd.                                    36,000     14,327        0.0%
    Yingde Gases Group Co., Ltd.                                465,000    173,708        0.0%
    Yip's Chemical Holdings, Ltd.                                88,000     30,610        0.0%
    Youyuan International Holdings, Ltd.                         90,920     21,061        0.0%
    Yuanda China Holdings, Ltd.                                 334,000     10,438        0.0%
    Yuexiu Property Co., Ltd.                                 3,067,292    445,297        0.1%
#   Yuexiu Transport Infrastructure, Ltd.                       176,752    118,528        0.0%
    Yuzhou Properties Co., Ltd.                                 581,200    159,514        0.0%
#   Zall Development Group, Ltd.                                240,000     98,299        0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                   193,000    166,769        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
CHINA -- (Continued)
    Zhejiang Expressway Co., Ltd. Class H                       370,000 $    378,024        0.1%
#   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      37,200       15,602        0.0%
*   Zhong An Real Estate, Ltd.                                  245,000       22,373        0.0%
#   Zhongsheng Group Holdings, Ltd.                             235,000      120,360        0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                82,750      470,826        0.1%
    Zijin Mining Group Co., Ltd. Class H                        502,000      166,826        0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                   318,200      107,359        0.0%
#   ZTE Corp. Class H                                            82,720      128,695        0.0%
                                                                        ------------       ----
TOTAL CHINA                                                              144,083,478       14.1%
                                                                        ------------       ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                           56,848      319,693        0.0%
    Banco de Bogota SA                                            6,775      149,784        0.0%
    Bancolombia SA                                               78,705      704,527        0.1%
    Bancolombia SA Sponsored ADR                                 36,099    1,396,670        0.1%
    Celsia SA ESP                                               115,849      156,570        0.0%
    Cementos Argos SA                                            67,696      275,186        0.0%
*   Cemex Latam Holdings SA                                      81,853      375,260        0.0%
    Constructora Conconcreto SA                                   2,809        1,208        0.0%
    Corp. Financiera Colombiana SA(B000C92)                      14,484      196,152        0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                         199        2,696        0.0%
    Ecopetrol SA                                              1,022,994      508,141        0.1%
    Ecopetrol SA Sponsored ADR                                   47,013      467,309        0.1%
    Empresa de Energia de Bogota SA ESP                         339,656      220,580        0.0%
    Empresa de Telecomunicaciones de Bogota                     193,442       41,422        0.0%
    Grupo Aval Acciones y Valores SA ADR                         12,451      100,729        0.0%
    Grupo de Inversiones Suramericana SA                         31,593      426,979        0.1%
    Grupo Nutresa SA                                             43,713      398,969        0.0%
    Interconexion Electrica SA ESP                              130,809      399,495        0.0%
    Isagen SA ESP                                               350,719      505,391        0.1%
    Mineros SA                                                    5,269        4,550        0.0%
                                                                        ------------       ----
TOTAL COLOMBIA                                                             6,651,311        0.6%
                                                                        ------------       ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                     63,342    1,236,989        0.1%
    Komercni banka A.S.                                           2,332      479,623        0.1%
    O2 Czech Republic A.S.                                       17,161      174,453        0.0%
    Pegas Nonwovens SA                                            4,854      170,634        0.0%
*   Unipetrol A.S.                                               17,641      142,730        0.0%
                                                                        ------------       ----
TOTAL CZECH REPUBLIC                                                       2,204,429        0.2%
                                                                        ------------       ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR                 213,565      797,604        0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR               1,061        1,754        0.0%
*   Global Telecom Holding SAE GDR                              128,853      212,687        0.0%
                                                                        ------------       ----
TOTAL EGYPT                                                                1,012,045        0.1%
                                                                        ------------       ----
GREECE -- (0.3%)
    Aegean Airlines SA                                           14,009      128,530        0.0%
*   Alpha Bank AE                                                11,944       25,952        0.0%
    Athens Water Supply & Sewage Co. SA (The)                     9,282       48,924        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
GREECE -- (Continued)
    Bank of Greece                                                   93 $    1,066        0.0%
*   Ellaktor SA                                                  37,044     54,027        0.0%
    FF Group                                                     11,777    242,534        0.1%
*   Fourlis Holdings SA                                          16,770     60,569        0.0%
*   Frigoglass SAIC                                               9,710      2,391        0.0%
*   GEK Terna Holding Real Estate Construction SA                19,516     38,242        0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                17,189     97,883        0.0%
*   Hellenic Petroleum SA                                        13,422     59,334        0.0%
    Hellenic Telecommunications Organization SA                  74,208    722,441        0.1%
*   Intracom Holdings SA                                         23,370      8,921        0.0%
*   JUMBO SA                                                     30,650    401,458        0.1%
*   Lamda Development SA                                         10,911     47,356        0.0%
*   Marfin Investment Group Holdings SA                         371,966     59,709        0.0%
    Metka SA                                                     13,580    103,909        0.0%
    Motor Oil Hellas Corinth Refineries SA                       20,574    234,923        0.0%
    Mytilineos Holdings SA                                        9,396     37,728        0.0%
*   National Bank of Greece SA                                   18,817      5,621        0.0%
*   Piraeus Bank SA                                               3,803      1,127        0.0%
    Piraeus Port Authority SA                                       988     13,694        0.0%
    Public Power Corp. SA                                        23,407     77,736        0.0%
    Terna Energy SA                                              15,305     48,467        0.0%
    Titan Cement Co. SA                                           9,067    206,833        0.0%
                                                                        ----------        ---
TOTAL GREECE                                                             2,729,375        0.3%
                                                                        ----------        ---
HONG KONG -- (0.0%)
*   Landing International Development, Ltd.                   1,685,000     47,831        0.0%
*   Tianyi Summi Holdings, Ltd.                                 108,000     14,164        0.0%
                                                                        ----------        ---
TOTAL HONG KONG                                                             61,995        0.0%
                                                                        ----------        ---
HUNGARY -- (0.3%)
*   FHB Mortgage Bank P.L.C.                                      6,863     18,409        0.0%
*   Magyar Telekom Telecommunications P.L.C.                    238,244    413,819        0.1%
    MOL Hungarian Oil & Gas P.L.C.                               21,025  1,284,649        0.1%
    OTP Bank P.L.C.                                              49,831  1,320,376        0.1%
                                                                        ----------        ---
TOTAL HUNGARY                                                            3,037,253        0.3%
                                                                        ----------        ---
INDIA -- (10.7%)
*   3M India, Ltd.                                                  434     87,320        0.0%
    Aarti Industries                                             15,895    127,036        0.0%
    Aban Offshore, Ltd.                                          10,632     35,315        0.0%
    ABB India, Ltd.                                               6,497    126,171        0.0%
    ACC, Ltd.                                                    17,177    372,577        0.1%
    Adani Enterprises, Ltd.                                      75,237     97,591        0.0%
    Adani Ports & Special Economic Zone, Ltd.                   263,883    943,654        0.1%
*   Adani Power, Ltd.                                           523,616    251,294        0.0%
*   Adani Transmissions, Ltd.                                    75,237     35,700        0.0%
*   Aditya Birla Fashion and Retail, Ltd.                       134,550    298,733        0.0%
    Aditya Birla Nuvo, Ltd.                                      27,821    357,732        0.1%
*   Advanta, Ltd.                                                13,810    112,633        0.0%
    Aegis Logistics, Ltd.                                        80,682    139,959        0.0%
    Agro Tech Foods, Ltd.                                         1,273      8,898        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    AIA Engineering, Ltd.                                      18,729 $  277,183        0.0%
    Ajanta Pharma, Ltd.                                        12,996    295,111        0.0%
    Akzo Nobel India, Ltd.                                      6,702    134,619        0.0%
    Alembic Pharmaceuticals, Ltd.                              27,495    248,011        0.0%
    Allahabad Bank                                             86,468     75,858        0.0%
    Allcargo Logistics, Ltd.                                   28,076     65,011        0.0%
*   Alok Industries, Ltd.                                     324,602     22,157        0.0%
    Alstom India, Ltd.                                          8,386     79,976        0.0%
    Alstom T&D India, Ltd.                                      3,465     19,697        0.0%
    Amara Raja Batteries, Ltd.                                 22,814    329,709        0.0%
    Ambuja Cements, Ltd.                                      173,796    577,497        0.1%
*   Amtek Auto, Ltd.                                           52,973     31,631        0.0%
    Anant Raj, Ltd.                                            45,218     25,162        0.0%
    Andhra Bank                                               120,102    100,086        0.0%
    Apar Industries, Ltd.                                       7,842     56,627        0.0%
    Apollo Tyres, Ltd.                                        217,099    522,153        0.1%
*   Arvind Infrastructure, Ltd.                                 7,671     10,351        0.0%
    Arvind, Ltd.                                              109,265    456,837        0.1%
*   Asahi India Glass, Ltd.                                     9,483     23,559        0.0%
    Ashok Leyland, Ltd.                                       273,437    440,983        0.1%
    Ashoka Buildcon, Ltd.                                      13,901     28,512        0.0%
    Asian Paints, Ltd.                                         95,820  1,252,408        0.1%
    Astral Polytechnik, Ltd.                                    3,489     23,390        0.0%
    Atul, Ltd.                                                  7,223    195,430        0.0%
    Axis Bank, Ltd.                                           350,868  2,485,998        0.3%
    Bajaj Auto, Ltd.                                           39,552  1,480,260        0.2%
    Bajaj Corp., Ltd.                                          29,693    173,059        0.0%
    Bajaj Electricals, Ltd.                                     7,154     24,482        0.0%
    Bajaj Finance, Ltd.                                         9,241    951,596        0.1%
    Bajaj Finserv, Ltd.                                        19,590    547,591        0.1%
*   Bajaj Hindusthan Sugar, Ltd.                              170,130     51,086        0.0%
    Bajaj Holdings & Investment, Ltd.                          15,624    338,661        0.1%
    Balkrishna Industries, Ltd.                                22,976    229,630        0.0%
    Ballarpur Industries, Ltd.                                146,169     37,728        0.0%
    Balmer Lawrie & Co., Ltd.                                   7,131     61,721        0.0%
*   Balrampur Chini Mills, Ltd.                                57,266     93,344        0.0%
    Bank of Baroda                                            144,312    341,671        0.1%
    Bank of India                                              64,420     89,395        0.0%
    Bank Of Maharashtra                                        36,741     16,389        0.0%
    Bannari Amman Sugars, Ltd.                                    894     23,897        0.0%
    BASF India, Ltd.                                            4,569     63,048        0.0%
    Bata India, Ltd.                                           27,156    241,980        0.0%
    BEML, Ltd.                                                  8,527    117,896        0.0%
    Berger Paints India, Ltd.                                  75,832    293,092        0.0%
*   BGR Energy Systems, Ltd.                                    7,400     11,669        0.0%
    Bharat Forge, Ltd.                                         67,209    807,592        0.1%
    Bharat Petroleum Corp., Ltd.                               59,694    879,569        0.1%
    Bharti Airtel, Ltd.                                       330,719  1,811,657        0.2%
    Biocon, Ltd.                                               37,418    330,151        0.1%
    Birla Corp., Ltd.                                           9,090     53,112        0.0%
    Blue Star, Ltd.                                            16,170    104,120        0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                    82,115     60,583        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Bosch, Ltd.                                                   883 $260,385        0.0%
    Brigade Enterprises, Ltd.                                  10,446   23,590        0.0%
    Britannia Industries, Ltd.                                  7,586  326,417        0.0%
    Cairn India, Ltd.                                         219,928  482,795        0.1%
    Can Fin Homes, Ltd.                                         2,051   36,737        0.0%
    Canara Bank                                                57,905  178,813        0.0%
    Carborundum Universal, Ltd.                                35,694  104,458        0.0%
*   Castex Technologies, Ltd.                                  36,365    3,856        0.0%
    CCL Products India, Ltd.                                   31,588   91,707        0.0%
    Ceat, Ltd.                                                 16,732  274,705        0.0%
    Central Bank Of India                                      43,628   53,495        0.0%
    Century Plyboards India, Ltd.                              37,659  104,390        0.0%
    Century Textiles & Industries, Ltd.                        18,507  177,419        0.0%
    Cera Sanitaryware, Ltd.                                     1,579   43,537        0.0%
    CESC, Ltd.                                                 37,489  304,330        0.0%
    Chambal Fertilizers and Chemicals, Ltd.                   104,527   95,734        0.0%
*   Chennai Petroleum Corp., Ltd.                              35,002  112,350        0.0%
*   Chennai Super Kings Cricket, Ltd.                         130,176    3,312        0.0%
    Cholamandalam Investment and Finance Co., Ltd.             15,647  188,521        0.0%
    City Union Bank, Ltd.                                      57,323   80,677        0.0%
*   Clariant Chemicals India, Ltd.                              4,445   44,704        0.0%
    Colgate-Palmolive India, Ltd.                              34,720  440,526        0.1%
    Container Corp. Of India, Ltd.                             14,058  286,460        0.0%
    Coromandel International, Ltd.                             43,846  147,881        0.0%
    Corp. Bank                                                 99,087   57,422        0.0%
    Cox & Kings, Ltd.                                          51,200  143,514        0.0%
    Credit Analysis & Research, Ltd.                            8,973  136,346        0.0%
    CRISIL, Ltd.                                                8,791  259,002        0.0%
*   Crompton Greaves Consumer Electricals Ltd.                196,701  301,294        0.0%
*   Crompton Greaves, Ltd.                                    196,701  170,287        0.0%
    Cummins India, Ltd.                                        22,038  293,106        0.0%
    Cyient, Ltd.                                               22,530  154,268        0.0%
    Dabur India, Ltd.                                         162,530  672,604        0.1%
    Dalmia Bharat, Ltd.                                        25,540  326,458        0.0%
    DB Corp., Ltd.                                              3,444   16,885        0.0%
*   DB Realty, Ltd.                                            62,003   46,839        0.0%
*   DCB Bank, Ltd.                                            106,692  150,100        0.0%
    DCM Shriram, Ltd.                                          36,958   88,414        0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.            12,197   27,816        0.0%
*   DEN Networks, Ltd.                                         39,169   51,575        0.0%
    Dena Bank                                                 122,178   54,727        0.0%
    Dewan Housing Finance Corp., Ltd.                          88,918  265,788        0.0%
*   Dish TV India, Ltd.                                       220,035  300,047        0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                  24,707  125,409        0.0%
    Divi's Laboratories, Ltd.                                  41,416  654,045        0.1%
    DLF, Ltd.                                                 115,703  225,684        0.0%
*   Dynamatic Technologies, Ltd.                                1,869   60,224        0.0%
    eClerx Services, Ltd.                                      12,563  248,319        0.0%
    Edelweiss Financial Services, Ltd.                        182,269  158,964        0.0%
    Eicher Motors, Ltd.                                         2,590  778,076        0.1%
    EID Parry India, Ltd.                                      39,453  136,153        0.0%
    EIH, Ltd.                                                  44,017   67,914        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    Emami, Ltd.                                                26,654 $  403,299        0.1%
    Engineers India, Ltd.                                      59,697    161,025        0.0%
    Entertainment Network India, Ltd.                           2,514     26,533        0.0%
*   Eros International Media, Ltd.                             11,209     31,088        0.0%
    Escorts, Ltd.                                              45,037    114,163        0.0%
    Essel Propack, Ltd.                                        39,874    109,047        0.0%
    Exide Industries, Ltd.                                    173,083    383,054        0.1%
    FAG Bearings India, Ltd.                                    3,585    214,539        0.0%
    FDC, Ltd.                                                  22,498     61,362        0.0%
    Federal Bank, Ltd.                                        665,094    460,498        0.1%
*   Federal-Mogul Goetze India, Ltd.                            3,768     17,880        0.0%
    Finolex Cables, Ltd.                                       37,138    161,768        0.0%
    Finolex Industries, Ltd.                                   22,600    123,764        0.0%
*   Firstsource Solutions, Ltd.                               194,063    119,768        0.0%
*   Future Consumer Enterprise, Ltd.                          239,940     79,740        0.0%
    Future Retail, Ltd.                                        74,309    161,457        0.0%
    Gabriel India, Ltd.                                        52,321     71,092        0.0%
    GAIL India, Ltd.                                          107,932    582,317        0.1%
    Gateway Distriparks, Ltd.                                  52,907    220,144        0.0%
    GIC Housing Finance, Ltd.                                  12,531     49,348        0.0%
    Gillette India, Ltd.                                          610     38,159        0.0%
*   Global Offshore Services, Ltd.                              5,814     15,411        0.0%
*   GMR Infrastructure, Ltd.                                  731,708    139,689        0.0%
    Godrej Consumer Products, Ltd.                             38,583    765,352        0.1%
    Godrej Industries, Ltd.                                    28,014    147,533        0.0%
    Godrej Properties, Ltd.                                    29,930    152,999        0.0%
    Granules India, Ltd.                                       66,237    133,864        0.0%
    Graphite India, Ltd.                                       13,004     15,552        0.0%
    Grasim Industries, Ltd.                                     3,807    234,211        0.0%
    Great Eastern Shipping Co., Ltd. (The)                     40,071    198,057        0.0%
    Greaves Cotton, Ltd.                                       54,231    108,978        0.0%
    Gruh Finance, Ltd.                                         62,134    239,637        0.0%
    Gujarat Alkalies & Chemicals, Ltd.                         10,847     29,833        0.0%
    Gujarat Fluorochemicals, Ltd.                              12,879    107,508        0.0%
    Gujarat Gas, Ltd.                                          14,084    113,089        0.0%
    Gujarat Mineral Development Corp., Ltd.                    44,395     46,410        0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.       14,377     21,634        0.0%
*   Gujarat Pipavav Port, Ltd.                                 81,414    208,742        0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                73,343     81,741        0.0%
    Gujarat State Petronet, Ltd.                              106,230    220,534        0.0%
*   GVK Power & Infrastructure, Ltd.                          350,798     35,814        0.0%
*   Hathway Cable & Datacom, Ltd.                             113,680     63,455        0.0%
    Havells India, Ltd.                                       122,416    612,026        0.1%
*   HCL Infosystems, Ltd.                                      59,391     36,830        0.0%
    HCL Technologies, Ltd.                                    173,864  1,962,669        0.2%
    HDFC Bank, Ltd.                                           198,696  3,358,781        0.3%
    HEG, Ltd.                                                   2,331      5,626        0.0%
*   HeidelbergCement India, Ltd.                               39,068     55,866        0.0%
    Hero MotoCorp, Ltd.                                        30,305  1,322,950        0.1%
*   Hexa Tradex, Ltd.                                           6,867      1,455        0.0%
    Hexaware Technologies, Ltd.                                80,122    290,349        0.0%
*   Himachal Futuristic Communications, Ltd.                  371,413    102,007        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    Hindalco Industries, Ltd.                                 503,931 $  728,307        0.1%
*   Hindustan Construction Co., Ltd.                          110,597     34,647        0.0%
    Hindustan Petroleum Corp., Ltd.                            31,851    399,999        0.1%
    Hindustan Unilever, Ltd.                                  176,338  2,308,930        0.2%
    Honeywell Automation India, Ltd.                              764    104,705        0.0%
*   Housing Development & Infrastructure, Ltd.                191,173    246,229        0.0%
    Housing Development Finance Corp., Ltd.                    26,116    428,578        0.1%
    HSIL, Ltd.                                                 16,110     72,232        0.0%
    HT Media, Ltd.                                             27,555     36,882        0.0%
    Huhtamaki PPL, Ltd.                                         4,221     14,306        0.0%
    ICICI Bank, Ltd.                                          341,921  1,212,236        0.1%
    ICICI Bank, Ltd. Sponsored ADR                            150,395  1,060,285        0.1%
    ICRA, Ltd.                                                    195     12,190        0.0%
    IDBI Bank, Ltd.                                           208,437    216,694        0.0%
    Idea Cellular, Ltd.                                       552,762    987,751        0.1%
*   IDFC Bank, Ltd.                                            88,855     63,557        0.0%
    IDFC, Ltd.                                                 88,855     59,345        0.0%
*   IFB Industries, Ltd.                                        3,858     20,044        0.0%
    IFCI, Ltd.                                                442,086    168,589        0.0%
    IIFL Holdings, Ltd.                                       110,552    362,568        0.1%
    IL&FS Transportation Networks, Ltd.                        25,540     28,590        0.0%
*   India Cements, Ltd. (The)                                 130,176    174,643        0.0%
    Indiabulls Housing Finance, Ltd.                           95,664  1,004,007        0.1%
    Indian Bank                                                61,452     90,288        0.0%
*   Indian Hotels Co., Ltd.                                   144,123    227,949        0.0%
    Indian Oil Corp., Ltd.                                    139,541    907,944        0.1%
*   Indian Overseas Bank                                      122,529     57,479        0.0%
    Indoco Remedies, Ltd.                                      16,097     64,728        0.0%
    Indraprastha Gas, Ltd.                                     22,704    196,123        0.0%
    IndusInd Bank, Ltd.                                        63,366    999,229        0.1%
    Infosys, Ltd.                                             492,849  8,951,712        0.9%
    Infosys, Ltd. Sponsored ADR                               127,060  2,388,728        0.3%
    Ingersoll-Rand India, Ltd.                                  3,519     36,520        0.0%
*   Inox Leisure, Ltd.                                          9,791     30,387        0.0%
*   Intellect Design Arena, Ltd.                               24,242     84,085        0.0%
    IRB Infrastructure Developers, Ltd.                        92,461    296,958        0.0%
*   ITD Cementation India, Ltd.                                17,120     31,464        0.0%
    J Kumar Infraprojects, Ltd.                                 4,145     14,662        0.0%
    Jagran Prakashan, Ltd.                                     59,409    142,134        0.0%
    Jain Irrigation Systems, Ltd.                             225,802    207,864        0.0%
*   Jaiprakash Power Ventures, Ltd.                           256,079     17,909        0.0%
    Jammu & Kashmir Bank, Ltd. (The)                          177,886    183,729        0.0%
*   Jaypee Infratech, Ltd.                                    255,716     28,252        0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                       23,425     86,470        0.0%
    JBF Industries, Ltd.                                       18,685     58,851        0.0%
    Jindal Poly Films, Ltd.                                     2,316     17,076        0.0%
    Jindal Saw, Ltd.                                          110,767     71,574        0.0%
*   Jindal Steel & Power, Ltd.                                163,456    170,525        0.0%
    JK Cement, Ltd.                                             9,514     84,537        0.0%
    JK Lakshmi Cement, Ltd.                                    21,717    114,222        0.0%
    JK Tyre & Industries, Ltd.                                 53,863     67,939        0.0%
    JM Financial, Ltd.                                        170,350    105,091        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    JSW Energy, Ltd.                                          310,323 $  313,691        0.0%
*   JSW Holdings, Ltd.                                          1,476     22,691        0.0%
    JSW Steel, Ltd.                                            69,930  1,443,833        0.2%
    Jubilant Foodworks, Ltd.                                   15,797    274,177        0.0%
    Jubilant Life Sciences, Ltd.                                4,015     24,141        0.0%
    Just Dial, Ltd.                                            10,150    128,680        0.0%
    Jyothy Laboratories, Ltd.                                  18,325     83,608        0.0%
    Kajaria Ceramics, Ltd.                                     27,919    440,937        0.1%
    Kalpataru Power Transmission, Ltd.                         32,612    102,622        0.0%
    Kansai Nerolac Paints, Ltd.                                58,807    253,179        0.0%
    Karnataka Bank, Ltd. (The)                                 78,824    132,701        0.0%
    Karur Vysya Bank, Ltd. (The)                               33,205    240,309        0.0%
    Kaveri Seed Co., Ltd.                                      18,752    111,050        0.0%
    KEC International, Ltd.                                    50,704     95,784        0.0%
*   Kesoram Industries, Ltd.                                    5,466      9,559        0.0%
    Kirloskar Oil Engines, Ltd.                                38,849    138,335        0.0%
    Kitex Garments, Ltd.                                       14,215     98,608        0.0%
    Kolte-Patil Developers, Ltd.                               12,988     24,240        0.0%
    Kotak Mahindra Bank, Ltd.                                  82,818    892,736        0.1%
    KPIT Technologies, Ltd.                                    80,994    194,334        0.0%
    KRBL, Ltd.                                                 42,041    142,463        0.0%
    L&T Finance Holdings, Ltd.                                172,874    187,332        0.0%
    Lakshmi Machine Works, Ltd.                                 1,990    106,265        0.0%
    Lakshmi Vilas Bank, Ltd. (The)                             60,292     74,210        0.0%
    LIC Housing Finance, Ltd.                                 144,135  1,003,546        0.1%
*   Mahanagar Telephone Nigam, Ltd.                           114,360     31,252        0.0%
    Maharashtra Seamless, Ltd.                                 11,573     35,266        0.0%
*   Mahindra CIE Automotive, Ltd.                              35,615    106,959        0.0%
    Manappuram Finance, Ltd.                                  176,228    105,778        0.0%
    Marico, Ltd.                                              180,600    707,098        0.1%
    Marksans Pharma, Ltd.                                      93,249     64,167        0.0%
    McLeod Russel India, Ltd.                                  29,962     85,996        0.0%
    Merck, Ltd.                                                 4,599     46,363        0.0%
    MindTree, Ltd.                                             66,862    680,061        0.1%
    MOIL, Ltd.                                                  7,800     28,099        0.0%
    Monsanto India, Ltd.                                        1,594     42,872        0.0%
    Motherson Sumi Systems, Ltd.                              127,020    479,057        0.1%
    Motilal Oswal Financial Services, Ltd.                      3,427     15,363        0.0%
    Mphasis, Ltd.                                              37,492    273,431        0.0%
    MRF, Ltd.                                                     684    347,507        0.1%
    Muthoot Finance, Ltd.                                      15,787     48,692        0.0%
    National Aluminium Co., Ltd.                              228,259    159,101        0.0%
    Navneet Education, Ltd.                                    34,539     44,635        0.0%
    NCC, Ltd.                                                 287,799    339,133        0.1%
    NESCO, Ltd.                                                   447     10,523        0.0%
    Nestle India, Ltd.                                          5,986    515,183        0.1%
    NHPC, Ltd.                                                549,770    170,946        0.0%
    NIIT Technologies, Ltd.                                    27,351    193,375        0.0%
*   NIIT, Ltd.                                                 23,857     29,851        0.0%
*   Nirvikara Paper Mills, Ltd.                                 1,398        815        0.0%
    Nitin Fire Protection Industries, Ltd.                     16,307      8,715        0.0%
    NTPC, Ltd.                                                229,194    481,472        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Oberoi Realty, Ltd.                                        39,670 $165,883        0.0%
    OCL India, Ltd.                                             2,401   17,951        0.0%
    Omaxe, Ltd.                                                36,339   80,693        0.0%
    OnMobile Global, Ltd.                                       9,795   17,119        0.0%
    Oracle Financial Services Software, Ltd.                    6,868  372,924        0.1%
    Orient Cement, Ltd.                                        16,427   36,586        0.0%
    Oriental Bank of Commerce                                  33,504   45,686        0.0%
    Page Industries, Ltd.                                       2,239  422,995        0.1%
*   Parsvnath Developers, Ltd.                                 25,750    7,372        0.0%
    PC Jeweller, Ltd.                                          32,989  177,838        0.0%
    Peninsula Land, Ltd.                                       17,769    5,366        0.0%
    Persistent Systems, Ltd.                                   17,337  193,779        0.0%
    Petronet LNG, Ltd.                                        116,465  461,127        0.1%
    Phoenix Mills, Ltd. (The)                                  15,628   75,388        0.0%
    PI Industries, Ltd.                                        36,621  354,461        0.1%
    Pidilite Industries, Ltd.                                  49,845  452,871        0.1%
    Polaris Consulting & Services, Ltd.                         2,125    6,233        0.0%
    Power Finance Corp., Ltd.                                 143,346  385,724        0.1%
    Power Grid Corp. of India, Ltd.                           293,441  633,572        0.1%
    Praj Industries, Ltd.                                      59,266   87,015        0.0%
    Prestige Estates Projects, Ltd.                            26,799   68,048        0.0%
*   Prism Cement, Ltd.                                         30,789   39,768        0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                2,802  266,138        0.0%
    PTC India Financial Services, Ltd.                        117,889   69,016        0.0%
    PTC India, Ltd.                                           143,472  139,905        0.0%
*   Punj Lloyd, Ltd.                                           67,418   23,711        0.0%
    Punjab National Bank                                       10,000   13,122        0.0%
    Puravankara Projects, Ltd.                                 19,821   15,768        0.0%
    PVR, Ltd.                                                  15,671  198,555        0.0%
    Rain Industries, Ltd.                                      82,651   45,928        0.0%
    Rallis India, Ltd.                                         50,467  148,655        0.0%
    Ramco Cements, Ltd. (The)                                  34,166  231,926        0.0%
    Ratnamani Metals & Tubes, Ltd.                              3,628   26,266        0.0%
*   RattanIndia Power, Ltd.                                   192,681   28,576        0.0%
    Raymond, Ltd.                                              21,233  135,219        0.0%
    Redington India, Ltd.                                     108,607  177,816        0.0%
*   REI Agro, Ltd.                                            150,380    1,027        0.0%
    Relaxo Footwears, Ltd.                                     14,942  110,563        0.0%
    Reliance Capital, Ltd.                                     74,319  454,381        0.1%
*   Reliance Communications, Ltd.                             630,147  530,124        0.1%
*   Reliance Defence and Engineering, Ltd.                     43,598   42,537        0.0%
    Reliance Infrastructure, Ltd.                              62,292  504,182        0.1%
    Reliance Power, Ltd.                                      421,912  322,347        0.0%
    Repco Home Finance, Ltd.                                   13,814  132,756        0.0%
    Rolta India, Ltd.                                          64,030   74,290        0.0%
    Ruchi Soya Industries, Ltd.                                54,303   23,203        0.0%
    Rural Electrification Corp., Ltd.                         163,117  436,730        0.1%
    Sadbhav Engineering, Ltd.                                  16,500   65,550        0.0%
    Sanghvi Movers, Ltd.                                        5,653   24,678        0.0%
*   Shipping Corp. of India, Ltd.                             105,640  111,136        0.0%
    Shree Cement, Ltd.                                          2,364  453,917        0.1%
*   Shree Renuka Sugars, Ltd.                                 246,330   49,400        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    Shriram Transport Finance Co., Ltd.                        36,587 $  526,052        0.1%
*   Shyam Century Ferrous, Ltd.                                 6,270        661        0.0%
    Siemens, Ltd.                                               6,749    114,900        0.0%
    Simplex Infrastructures, Ltd.                               4,571     18,238        0.0%
    Sintex Industries, Ltd.                                   199,900    248,761        0.0%
*   SITI Cable Network, Ltd.                                   74,545     39,445        0.0%
    SJVN, Ltd.                                                208,681     89,288        0.0%
    SKF India, Ltd.                                             6,173    119,417        0.0%
    SML ISUZU, Ltd.                                             2,236     32,650        0.0%
    Sobha, Ltd.                                                31,119    137,231        0.0%
    Solar Industries India, Ltd.                                  979     50,268        0.0%
    Sona Koyo Steering Systems, Ltd.                           12,655      9,618        0.0%
    Sonata Software, Ltd.                                      45,467    102,198        0.0%
    South Indian Bank, Ltd. (The)                             605,434    165,436        0.0%
    SREI Infrastructure Finance, Ltd.                         142,582    127,787        0.0%
    SRF, Ltd.                                                  11,737    241,982        0.0%
    Star Ferro and Cement, Ltd.                                 6,270     11,464        0.0%
    State Bank of Bikaner & Jaipur                              9,672     76,014        0.0%
    State Bank of India                                       240,706    683,475        0.1%
    State Bank of India GDR                                     2,394     67,638        0.0%
    State Bank of Travancore                                    7,047     39,873        0.0%
    Sterlite Technologies, Ltd.                                93,582    124,199        0.0%
    Strides Shasun, Ltd.                                        8,227    133,774        0.0%
    Sun TV Network, Ltd.                                       61,720    345,411        0.1%
    Sundaram Finance, Ltd.                                      3,857     73,385        0.0%
    Sundram Fasteners, Ltd.                                    46,822    114,571        0.0%
    Supreme Industries, Ltd.                                   22,231    268,052        0.0%
    Syndicate Bank                                            123,713    129,502        0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                         1,982      6,966        0.0%
    Tata Chemicals, Ltd.                                       57,988    354,047        0.1%
    Tata Communications, Ltd.                                  45,978    284,607        0.0%
    Tata Consultancy Services, Ltd.                           141,624  5,417,494        0.5%
    Tata Elxsi, Ltd.                                            7,007    200,937        0.0%
    Tata Global Beverages, Ltd.                               215,107    388,669        0.1%
    Tata Power Co., Ltd.                                      479,674    506,799        0.1%
    Tata Sponge Iron, Ltd.                                      2,770     23,884        0.0%
    Tata Steel, Ltd.                                          151,269    802,375        0.1%
*   Tata Teleservices Maharashtra, Ltd.                       327,863     33,279        0.0%
    Tech Mahindra, Ltd.                                       204,572  1,491,515        0.2%
    Techno Electric & Engineering Co., Ltd.                     5,326     41,854        0.0%
    Texmaco Rail & Engineering, Ltd.                           32,187     50,486        0.0%
    Thermax, Ltd.                                               8,830    101,929        0.0%
    Tide Water Oil Co India, Ltd.                                 436     40,557        0.0%
*   Timken India, Ltd.                                         13,543    105,209        0.0%
    Titagarh Wagons, Ltd.                                      39,663     54,573        0.0%
    Titan Co., Ltd.                                            88,465    473,459        0.1%
    Torrent Pharmaceuticals, Ltd.                              23,373    503,977        0.1%
    Torrent Power, Ltd.                                        71,034    249,277        0.0%
    Transport Corp. of India, Ltd.                             20,072     80,714        0.0%
    Tree House Education and Accessories, Ltd.                  8,793     10,320        0.0%
    Trent, Ltd.                                                 2,317     59,658        0.0%
*   Triveni Engineering & Industries, Ltd.                     29,052     23,025        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
INDIA -- (Continued)
    Triveni Turbine, Ltd.                                         39,695 $     65,117        0.0%
    TTK Prestige, Ltd.                                             1,638      110,082        0.0%
    Tube Investments of India, Ltd.                               25,207      155,618        0.0%
*   TV18 Broadcast, Ltd.                                         398,425      232,998        0.0%
    TVS Motor Co., Ltd.                                          105,715      508,157        0.1%
    UCO Bank                                                     126,036       75,218        0.0%
    Uflex, Ltd.                                                   15,527       41,364        0.0%
    Ultratech Cement, Ltd.                                        10,629      505,246        0.1%
    Unichem Laboratories, Ltd.                                    21,504       79,607        0.0%
    Union Bank of India                                          120,552      230,895        0.0%
*   Unitech, Ltd.                                                832,060       60,019        0.0%
    UPL, Ltd.                                                    185,607    1,507,374        0.2%
    V-Guard Industries, Ltd.                                       5,253       75,033        0.0%
    VA Tech Wabag, Ltd.                                           16,956      146,503        0.0%
    Vakrangee, Ltd.                                              101,200      299,796        0.0%
    Vardhman Textiles, Ltd.                                       11,921      155,828        0.0%
    Vedanta, Ltd.                                                373,188      582,601        0.1%
    Videocon Industries, Ltd.                                     65,856      105,951        0.0%
    Vijaya Bank                                                  130,995       62,390        0.0%
    Vinati Organics, Ltd.                                          2,323       16,002        0.0%
    VIP Industries, Ltd.                                          34,116       59,060        0.0%
    Voltas, Ltd.                                                  51,194      226,481        0.0%
    WABCO India, Ltd.                                              2,149      188,446        0.0%
    Welspun Corp., Ltd.                                           57,937       96,384        0.0%
*   Welspun Enterprises, Ltd.                                     26,652       24,935        0.0%
    Welspun India, Ltd.                                          187,140      280,422        0.0%
*   Whirlpool of India, Ltd.                                       7,599       85,056        0.0%
    Wipro, Ltd.                                                  168,307    1,399,929        0.2%
    Yes Bank, Ltd.                                                75,068    1,061,903        0.1%
    Zee Entertainment Enterprises, Ltd.                           77,581      484,745        0.1%
    Zensar Technologies, Ltd.                                     13,222      195,345        0.0%
    Zydus Wellness, Ltd.                                           5,297       59,761        0.0%
                                                                         ------------       ----
TOTAL INDIA                                                               114,875,745       11.2%
                                                                         ------------       ----
INDONESIA -- (3.4%)
    Ace Hardware Indonesia Tbk PT                              5,519,300      386,181        0.1%
    Adaro Energy Tbk PT                                       10,285,500      566,937        0.1%
    Adhi Karya Persero Tbk PT                                  1,602,025      323,524        0.0%
*   Agung Podomoro Land Tbk PT                                 5,883,000      113,177        0.0%
    AKR Corporindo Tbk PT                                        478,500      235,052        0.0%
    Alam Sutera Realty Tbk PT                                 11,200,600      334,981        0.0%
*   Aneka Tambang Persero Tbk PT                               6,037,389      347,326        0.0%
    Arwana Citramulia Tbk PT                                   2,239,900      101,630        0.0%
    Asahimas Flat Glass Tbk PT                                     2,000        1,031        0.0%
    Astra Agro Lestari Tbk PT                                    189,700      231,112        0.0%
    Astra Graphia Tbk PT                                         236,000       35,460        0.0%
    Astra International Tbk PT                                 3,763,900    1,910,008        0.2%
*   Bakrie and Brothers Tbk PT                                10,309,000        5,472        0.0%
*   Bakrie Telecom Tbk PT                                      4,450,000       16,871        0.0%
*   Bakrieland Development Tbk PT                              8,497,250       32,216        0.0%
    Bank Bukopin Tbk                                           2,711,400      123,163        0.0%
    Bank Central Asia Tbk PT                                   2,241,600    2,212,235        0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                              1,374,842 $  342,513        0.0%
    Bank Mandiri Persero Tbk PT                                1,257,872    914,378        0.1%
    Bank Negara Indonesia Persero Tbk PT                       1,698,200    587,971        0.1%
*   Bank Pan Indonesia Tbk PT                                  2,175,900    129,213        0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT       1,924,600    136,857        0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                  1,520,900     52,936        0.0%
    Bank Permata Tbk PT                                            7,500        511        0.0%
    Bank Rakyat Indonesia Persero Tbk PT                       3,411,900  2,666,350        0.3%
    Bank Tabungan Negara Persero Tbk PT                        3,074,173    408,809        0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                      413,000     83,810        0.0%
*   Barito Pacific Tbk PT                                        711,500     27,725        0.0%
*   Bayan Resources Tbk PT                                        13,000      7,839        0.0%
    Bekasi Fajar Industrial Estate Tbk PT                      3,483,700     74,287        0.0%
*   Benakat Integra Tbk PT                                     5,686,600     21,526        0.0%
*   Berau Coal Energy Tbk PT                                     848,500        989        0.0%
*   Berlian Laju Tanker Tbk PT                                 2,525,666         --        0.0%
    BISI International Tbk PT                                    932,700    117,427        0.0%
    Bumi Serpong Damai Tbk PT                                  3,503,400    489,076        0.1%
    Charoen Pokphand Indonesia Tbk PT                          2,376,515    666,766        0.1%
    Ciputra Development Tbk PT                                 6,083,853    572,218        0.1%
    Ciputra Property Tbk PT                                    2,403,417     89,846        0.0%
    Ciputra Surya Tbk PT                                         615,784     97,890        0.0%
*   Citra Marga Nusaphala Persada Tbk PT                         754,375    100,665        0.0%
*   Darma Henwa Tbk PT                                         3,026,500      2,754        0.0%
*   Delta Dunia Makmur Tbk PT                                    111,000      1,227        0.0%
*   Eagle High Plantations Tbk PT                              7,343,000    157,462        0.0%
    Elnusa Tbk PT                                              2,806,600    104,539        0.0%
*   Energi Mega Persada Tbk PT                                19,727,600     74,743        0.0%
    Erajaya Swasembada Tbk PT                                    991,900     55,152        0.0%
*   Exploitasi Energi Indonesia Tbk PT                         1,976,500     10,329        0.0%
    Fajar Surya Wisesa Tbk PT                                    146,000     16,548        0.0%
    Gajah Tunggal Tbk PT                                       1,201,100     72,170        0.0%
*   Garuda Indonesia Persero Tbk PT                            2,980,246    100,029        0.0%
    Global Mediacom Tbk PT                                     4,612,800    404,256        0.1%
*   Hanson International Tbk PT                                4,652,600    285,337        0.0%
*   Harum Energy Tbk PT                                          645,200     44,241        0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                         872,300     66,095        0.0%
    Indo Tambangraya Megah Tbk PT                                326,000    192,376        0.0%
    Indocement Tunggal Prakarsa Tbk PT                           449,400    669,457        0.1%
    Indofood CBP Sukses Makmur Tbk PT                            478,200    552,814        0.1%
    Indofood Sukses Makmur Tbk PT                              2,611,900  1,403,882        0.1%
*   Indosat Tbk PT                                               422,200    214,467        0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                 307,100     11,624        0.0%
*   Inovisi Infracom Tbk PT                                      668,445      1,112        0.0%
    Intiland Development Tbk PT                                4,216,100    162,767        0.0%
    Japfa Comfeed Indonesia Tbk PT                             2,841,800    198,626        0.0%
    Jasa Marga Persero Tbk PT                                    848,400    349,586        0.0%
    Kalbe Farma Tbk PT                                         7,478,700    777,623        0.1%
    Kawasan Industri Jababeka Tbk PT                          10,290,630    203,774        0.0%
*   Krakatau Steel Persero Tbk PT                              1,706,000     81,345        0.0%
    Link Net Tbk PT                                               41,400     13,205        0.0%
*   Lippo Cikarang Tbk PT                                        418,100    231,495        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
INDONESIA -- (Continued)
*   Malindo Feedmill Tbk PT                                      449,100 $   46,530        0.0%
    Matahari Department Store Tbk PT                             109,500    157,008        0.0%
    Matahari Putra Prima Tbk PT                                  363,800     40,563        0.0%
    Mayora Indah Tbk PT                                          121,333    324,185        0.0%
    Medco Energi Internasional Tbk PT                          1,148,700    145,543        0.0%
    Media Nusantara Citra Tbk PT                               2,863,100    507,420        0.1%
*   Mitra Adiperkasa Tbk PT                                      525,600    166,989        0.0%
    MNC Investama Tbk PT                                      13,427,000    171,701        0.0%
*   MNC Sky Vision Tbk PT                                        269,000     26,368        0.0%
    Modernland Realty Tbk PT                                   7,055,300    204,178        0.0%
    Multipolar Tbk PT                                          5,278,800    150,801        0.0%
    Multistrada Arah Sarana Tbk PT                                33,500        539        0.0%
    Nippon Indosari Corpindo Tbk PT                              562,100     61,756        0.0%
*   Nusantara Infrastructure Tbk PT                            8,822,000     77,460        0.0%
    Pakuwon Jati Tbk PT                                       13,266,500    525,634        0.1%
    Pan Brothers Tbk PT                                        3,077,600    115,614        0.0%
*   Panin Financial Tbk PT                                     8,715,400    119,269        0.0%
*   Paninvest Tbk PT                                             992,000     38,599        0.0%
    Pembangunan Perumahan Persero Tbk PT                       1,493,500    413,939        0.1%
    Perusahaan Gas Negara Persero Tbk                          2,968,000    586,501        0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT      3,456,300    400,509        0.1%
    Ramayana Lestari Sentosa Tbk PT                            1,926,700    102,165        0.0%
    Salim Ivomas Pratama Tbk PT                                2,650,900     97,467        0.0%
    Samindo Resources Tbk PT                                      62,250      2,402        0.0%
    Sampoerna Agro PT                                            572,600     86,419        0.0%
    Sawit Sumbermas Sarana Tbk PT                              1,524,300    214,211        0.0%
    Selamat Sempurna Tbk PT                                      292,400    104,697        0.0%
    Semen Baturaja Persero Tbk PT                              1,485,800     54,996        0.0%
    Semen Indonesia Persero Tbk PT                             1,196,200    894,139        0.1%
    Sentul City Tbk PT                                        21,702,400    131,224        0.0%
    Sinar Mas Agro Resources & Technology Tbk PT                  36,000      8,043        0.0%
    Sinar Mas Multiartha Tbk PT                                   16,500      5,755        0.0%
    Sri Rejeki Isman Tbk PT                                    8,312,300    181,036        0.0%
*   Sugih Energy Tbk PT                                        5,670,200    148,256        0.0%
    Sumber Alfaria Trijaya Tbk PT                                821,500     37,374        0.0%
    Summarecon Agung Tbk PT                                    4,460,664    526,274        0.1%
    Surya Citra Media Tbk PT                                   2,469,200    596,564        0.1%
    Surya Semesta Internusa Tbk PT                             2,767,200    144,284        0.0%
*   Suryainti Permata Tbk PT                                   1,280,000         --        0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                   578,621    307,787        0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      686,900    184,290        0.0%
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         51,126  2,728,595        0.3%
*   Tiga Pilar Sejahtera Food Tbk                              1,483,000    126,583        0.0%
    Timah Persero Tbk PT                                       2,529,131    147,978        0.0%
    Tiphone Mobile Indonesia Tbk PT                            1,208,700     62,673        0.0%
    Total Bangun Persada Tbk PT                                  851,700     45,058        0.0%
*   Tower Bersama Infrastructure Tbk PT                          896,500    401,683        0.1%
*   Trada Maritime Tbk PT                                        946,500      3,588        0.0%
*   Truba Alam Manunggal Engineering PT                        3,328,000      3,533        0.0%
    Tunas Baru Lampung Tbk PT                                    917,400     43,335        0.0%
    Tunas Ridean Tbk PT                                          238,000     19,402        0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                 203,000     64,386        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDONESIA -- (Continued)
    Unilever Indonesia Tbk PT                                   343,800 $ 1,107,301        0.1%
    United Tractors Tbk PT                                      975,195   1,103,945        0.1%
*   Vale Indonesia Tbk PT                                     1,657,500     232,821        0.0%
*   Visi Media Asia Tbk PT                                    5,092,600     146,268        0.0%
    Waskita Karya Persero Tbk PT                                740,243     131,141        0.0%
    Wijaya Karya Persero Tbk PT                                 426,300      85,391        0.0%
*   XL Axiata Tbk PT                                          1,931,200     514,632        0.1%
                                                                        -----------        ---
TOTAL INDONESIA                                                          36,101,815        3.5%
                                                                        -----------        ---
MALAYSIA -- (3.9%)
#   Aeon Co. M Bhd                                              324,200     233,830        0.0%
    Aeon Credit Service M Bhd                                    17,360      58,538        0.0%
#   Affin Holdings Bhd                                          289,270     171,559        0.0%
    AirAsia Bhd                                               1,242,400     603,097        0.1%
#*  AirAsia X Bhd                                             1,690,000     146,655        0.0%
*   Alam Maritim Resources Bhd                                  319,500      30,579        0.0%
#   Alliance Financial Group Bhd                                595,700     609,937        0.1%
    AMMB Holdings Bhd                                         1,071,075   1,240,489        0.1%
    Amway Malaysia Holdings Bhd                                  16,600      40,428        0.0%
    APM Automotive Holdings Bhd                                  22,800      22,755        0.0%
    Astro Malaysia Holdings Bhd                                 589,700     417,094        0.1%
#   Axiata Group Bhd                                            781,424   1,128,698        0.1%
    Barakah Offshore Petroleum Bhd                              138,300      25,442        0.0%
    Batu Kawan Bhd                                               36,900     169,893        0.0%
    Benalec Holdings Bhd                                        227,000      29,025        0.0%
    Berjaya Auto Bhd                                             52,400      29,495        0.0%
    BIMB Holdings Bhd                                           334,631     329,517        0.1%
    Bonia Corp. Bhd                                             304,400      46,680        0.0%
    Boustead Holdings Bhd                                        31,000      30,852        0.0%
#*  Bumi Armada Bhd                                           1,454,100     293,598        0.0%
#   Bursa Malaysia Bhd                                          243,300     523,408        0.1%
    Cahya Mata Sarawak Bhd                                      238,700     234,331        0.0%
    Can-One Bhd                                                  42,900      45,035        0.0%
    CB Industrial Product Holding Bhd                           161,780      93,186        0.0%
#   CIMB Group Holdings Bhd                                     752,899     898,405        0.1%
    Coastal Contracts Bhd                                       176,800      73,577        0.0%
    Cypark Resources Bhd                                         54,200      27,555        0.0%
    Daibochi Plastic & Packaging Industry Bhd                     5,040       2,671        0.0%
    Datasonic Group Bhd                                         375,000     126,430        0.0%
*   Daya Materials Bhd                                          274,800       5,629        0.0%
#   Dayang Enterprise Holdings Bhd                              229,650      76,770        0.0%
#   Dialog Group Bhd                                          1,127,014     457,991        0.1%
#   DiGi.Com Bhd                                                922,100   1,037,661        0.1%
    DKSH Holdings Malaysia Bhd                                   15,200      15,141        0.0%
#   DRB-Hicom Bhd                                               641,500     159,146        0.0%
    Dutch Lady Milk Industries Bhd                                4,900      66,486        0.0%
#*  Eastern & Oriental Bhd                                      580,538     227,326        0.0%
*   Eco World Development Group Bhd                              92,100      30,373        0.0%
#   Evergreen Fibreboard Bhd                                    445,200     122,925        0.0%
#   Felda Global Ventures Holdings Bhd                        1,500,400     555,875        0.1%
#   Gamuda Bhd                                                  519,900     631,773        0.1%
#   Genting Plantations Bhd                                      55,800     152,811        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
MALAYSIA -- (Continued)
#   Globetronics Technology Bhd                                 148,600 $  129,988        0.0%
    Glomac Bhd                                                  176,400     36,772        0.0%
    Goldis Bhd                                                   10,502      7,033        0.0%
    GuocoLand Malaysia Bhd                                       34,800     11,022        0.0%
    Hai-O Enterprise Bhd                                         39,400     25,596        0.0%
    HAP Seng Consolidated Bhd                                   279,820    548,741        0.1%
    Hap Seng Plantations Holdings Bhd                            90,600     55,383        0.0%
    Hartalega Holdings Bhd                                      281,400    309,008        0.0%
#   Hock Seng LEE Bhd                                            61,600     28,671        0.0%
    Hong Leong Bank Bhd                                         108,490    373,437        0.1%
    Hong Leong Financial Group Bhd                              146,713    560,282        0.1%
    Hong Leong Industries Bhd                                    40,300     75,940        0.0%
    Hovid Bhd                                                   216,200     23,752        0.0%
    Hua Yang Bhd                                                 96,533     44,446        0.0%
    Hume Industries Bhd                                          39,208     31,084        0.0%
    Hup Seng Industries Bhd                                     218,300     73,152        0.0%
    I-Bhd                                                        59,800      7,872        0.0%
    IJM Corp. Bhd                                             1,459,214  1,287,831        0.1%
    IJM Plantations Bhd                                          99,000     88,379        0.0%
#   Inari Amertron Bhd                                          444,921    310,682        0.0%
    Insas Bhd                                                   438,113     76,077        0.0%
    IOI Corp. Bhd                                               894,005  1,009,350        0.1%
#   IOI Properties Group Bhd                                    353,769    218,931        0.0%
*   Iris Corp. Bhd                                              736,100     29,156        0.0%
*   Iskandar Waterfront City Bhd                                289,100     67,911        0.0%
*   JAKS Resources Bhd                                          166,000     44,952        0.0%
    Jaya Tiasa Holdings Bhd                                     264,705     91,214        0.0%
    JCY International Bhd                                       485,500     81,871        0.0%
    K&N Kenanga Holdings Bhd                                     81,000     10,254        0.0%
*   Kian JOO CAN Factory Bhd                                    114,600     95,293        0.0%
    Kim Loong Resources Bhd                                      50,920     44,143        0.0%
    Kimlun Corp. Bhd                                             45,400     20,421        0.0%
#*  KNM Group Bhd                                             1,097,184    132,851        0.0%
*   Kretam Holdings Bhd                                         399,000     56,070        0.0%
#   KSL Holdings Bhd                                            376,864    120,529        0.0%
    Kuala Lumpur Kepong Bhd                                      72,450    443,200        0.1%
#*  Kulim Malaysia Bhd                                          387,800    393,117        0.1%
*   Kumpulan Europlus Bhd                                        56,300     12,876        0.0%
    Kumpulan Perangsang Selangor Bhd                            161,900     43,828        0.0%
    Land & General Bhd                                          632,900     54,983        0.0%
*   Landmarks Bhd                                               139,100     32,502        0.0%
    LBS Bina Group Bhd                                          168,400     68,515        0.0%
    Lingkaran Trans Kota Holdings Bhd                            97,600    132,231        0.0%
*   Lion Industries Corp. Bhd                                   240,400     26,415        0.0%
    LPI Capital Bhd                                              28,300    110,922        0.0%
    Mah Sing Group Bhd                                          894,852    334,241        0.1%
#   Malayan Banking Bhd                                       1,221,507  2,788,715        0.3%
    Malayan Flour Mills Bhd                                      90,600     28,479        0.0%
#   Malaysia Airports Holdings Bhd                              333,967    572,547        0.1%
#   Malaysia Building Society Bhd                               240,700     79,999        0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd          213,400     61,083        0.0%
#   Malaysian Bulk Carriers Bhd                                 271,325     57,496        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
MALAYSIA -- (Continued)
    Malaysian Pacific Industries Bhd                             67,663 $  128,018        0.0%
    Malaysian Resources Corp. Bhd                               689,700    213,099        0.0%
    Malton Bhd                                                  177,500     31,529        0.0%
    Matrix Concepts Holdings Bhd                                223,800    143,697        0.0%
#   Maxis Bhd                                                   463,600    663,403        0.1%
    MBM Resources Bhd                                            80,330     44,609        0.0%
    Media Chinese International, Ltd.                           100,600     18,639        0.0%
    Media Prima Bhd                                             518,700    187,024        0.0%
    Mega First Corp. Bhd                                         46,000     20,580        0.0%
    Mitrajaya Holdings Bhd                                      367,000    114,370        0.0%
    MK Land Holdings Bhd                                        360,900     30,892        0.0%
    MKH Bhd                                                     153,860     99,504        0.0%
    MMC Corp. Bhd                                               527,100    283,476        0.0%
*   MNRB Holdings Bhd                                            38,900     29,990        0.0%
#*  MPHB Capital Bhd                                             39,500     14,526        0.0%
*   Mudajaya Group Bhd                                          129,600     39,071        0.0%
    Muhibbah Engineering M Bhd                                  220,500    132,421        0.0%
*   Mulpha International Bhd                                    877,200     67,254        0.0%
#   My EG Services Bhd                                          766,600    393,976        0.1%
#   Naim Holdings Bhd                                           101,300     59,300        0.0%
    Nestle Malaysia Bhd                                           2,300     44,124        0.0%
    Oldtown Bhd                                                 210,925     79,171        0.0%
    Oriental Holdings Bhd                                        12,000     21,342        0.0%
    OSK Holdings Bhd                                            381,409    160,952        0.0%
#   Padini Holdings Bhd                                         392,800    219,985        0.0%
    Panasonic Manufacturing Malaysia Bhd                         13,100     95,844        0.0%
    Pantech Group Holdings Bhd                                   84,032     12,137        0.0%
    Paramount Corp. Bhd                                         131,100     52,956        0.0%
#*  Parkson Holdings Bhd                                        333,624     77,653        0.0%
*   Perisai Petroleum Teknologi Bhd                             275,800     18,256        0.0%
    Pharmaniaga Bhd                                              44,200     63,457        0.0%
    POS Malaysia BHD                                            244,000    180,901        0.0%
    PPB Group Bhd                                               128,000    529,238        0.1%
    Press Metal Bhd                                             331,500    248,633        0.0%
#   Prestariang Bhd                                             201,400    128,478        0.0%
    Protasco Bhd                                                130,400     56,694        0.0%
    Public Bank Bhd                                             624,370  2,986,635        0.3%
#   Puncak Niaga Holdings Bhd                                   104,100     31,964        0.0%
    QL Resources Bhd                                            294,850    329,885        0.1%
    RHB Capital Bhd                                             165,741    259,416        0.0%
*   Rimbunan Sawit Bhd                                          496,600     69,170        0.0%
    Salcon Bhd                                                  241,100     39,721        0.0%
#   Sapurakencana Petroleum Bhd                               2,294,811    965,808        0.1%
    Sarawak Cable Bhd                                            48,900     18,594        0.0%
    Sarawak Oil Palms Bhd                                        24,900     28,058        0.0%
    Scientex Bhd                                                 75,200    240,512        0.0%
*   Scomi Energy Services Bhd                                   387,900     23,242        0.0%
    Selangor Dredging Bhd                                       150,900     39,404        0.0%
    Selangor Properties Bhd                                       2,100      2,687        0.0%
    Shangri-La Hotels Malaysia Bhd                              101,700    148,014        0.0%
*   Shell Refining Co. Federation of Malaya Bhd                  14,900     11,727        0.0%
    SHL Consolidated Bhd                                         98,500     74,355        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
MALAYSIA -- (Continued)
    SP Setia Bhd Group                                          197,189 $   162,489        0.0%
    Star Media Group Bhd                                        114,600      71,275        0.0%
    Sunway Bhd                                                  470,300     376,823        0.1%
#   Sunway Construction Group Bhd                                38,710      16,040        0.0%
    Supermax Corp. Bhd                                          174,450     116,034        0.0%
    Suria Capital Holdings Bhd                                   18,100      10,505        0.0%
    Syarikat Takaful Malaysia Bhd                               201,300     204,614        0.0%
    Symphony Life Bhd                                            59,865      10,874        0.0%
    Ta Ann Holdings Bhd                                         116,189     142,472        0.0%
    TA Enterprise Bhd                                           620,300      87,235        0.0%
    TA Global Bhd                                               448,080      27,448        0.0%
*   Talam Transform Bhd                                         182,500       2,335        0.0%
    Tambun Indah Land Bhd                                       121,700      43,293        0.0%
    TAN Chong Motor Holdings Bhd                                103,100      58,919        0.0%
    Tasek Corp. Bhd                                               7,400      29,540        0.0%
#   Telekom Malaysia Bhd                                        336,160     572,086        0.1%
    Tenaga Nasional Bhd                                         684,700   2,515,224        0.3%
    TH Plantations Bhd                                           61,320      18,947        0.0%
    Tiong NAM Logistics Holdings                                 55,000      18,016        0.0%
#   Top Glove Corp. Bhd                                         471,700     598,498        0.1%
    Tropicana Corp. Bhd                                         309,685      79,212        0.0%
    TSH Resources Bhd                                           272,900     141,682        0.0%
#   Tune Protect Group Bhd                                      333,900     113,474        0.0%
    Uchi Technologies Bhd                                        51,700      22,865        0.0%
    UEM Edgenta Bhd                                             164,900     159,759        0.0%
#   UEM Sunrise Bhd                                           1,157,164     301,171        0.0%
#   UMW Holdings Bhd                                            309,700     519,510        0.1%
#*  UMW Oil & Gas Corp. Bhd                                     468,700     111,765        0.0%
    Unisem M Bhd                                                365,830     206,805        0.0%
    United Malacca Bhd                                           20,100      30,657        0.0%
    United Plantations Bhd                                       21,300     146,162        0.0%
    United U-Li Corp. Bhd                                        47,000      64,678        0.0%
#   UOA Development Bhd                                         320,000     180,122        0.0%
#*  Uzma Bhd                                                     75,200      38,081        0.0%
#   VS Industry Bhd                                             649,425     200,901        0.0%
#   Wah Seong Corp. Bhd                                         276,305      53,321        0.0%
#   WCT Holdings Bhd                                            459,491     192,518        0.0%
    Wellcall Holdings Bhd                                       181,700     112,037        0.0%
#   Westports Holdings Bhd                                      418,100     443,382        0.1%
    Wing Tai Malaysia Bhd                                        20,100       6,124        0.0%
    WTK Holdings Bhd                                            175,000      53,664        0.0%
    Yinson Holdings Bhd                                         133,600      94,250        0.0%
*   YNH Property Bhd                                            206,063     103,791        0.0%
    YTL Corp. Bhd                                             2,906,864   1,160,098        0.1%
    YTL E-Solutions Bhd                                          48,400       6,574        0.0%
*   YTL Land & Development Bhd                                   61,900       9,975        0.0%
#   YTL Power International Bhd                                 715,351     274,490        0.0%
    Zhulian Corp. Bhd                                            58,200      21,870        0.0%
                                                                        -----------        ---
TOTAL MALAYSIA                                                           42,497,905        4.1%
                                                                        -----------        ---
MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A                               1,608,203   3,024,848        0.3%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
MEXICO -- (Continued)
    Alpek S.A.B. de C.V.                                        433,950 $  727,174        0.1%
    Alsea S.A.B. de C.V.                                        355,643  1,363,275        0.1%
    America Movil S.A.B. de C.V. Series L                     5,099,603  3,610,254        0.4%
    America Movil S.A.B. de C.V. Series L ADR                   116,929  1,655,715        0.2%
    Arca Continental S.A.B. de C.V.                             197,460  1,362,106        0.1%
#*  Axtel S.A.B. de C.V.                                        635,005    282,722        0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                    161,833    971,676        0.1%
*   Bio Pappel S.A.B. de C.V.                                    22,232     28,661        0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                    209,262    347,013        0.0%
*   Cemex S.A.B. de C.V.                                      2,076,582  1,542,532        0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                          157,779  1,175,454        0.1%
*   Cia Minera Autlan S.A.B. de C.V. Series B                    31,640     12,450        0.0%
    Coca-Cola Femsa S.A.B. de C.V. Series L                      21,690    189,093        0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 13,442  1,173,352        0.1%
#   Consorcio ARA S.A.B. de C.V. Series *                       538,433    210,621        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    18,500     38,678        0.0%
    Corp. Actinver S.A.B. de C.V.                                 9,800      8,086        0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                     338,868    551,497        0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                      87,200    293,967        0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                        103,230    227,105        0.0%
*   Desarrolladora Homex S.A.B. de C.V.                           4,510        891        0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        16,621    188,887        0.0%
#*  Empresas ICA S.A.B. de C.V.                                  72,400     15,486        0.0%
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR                    61,340     54,703        0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR               21,447      4,463        0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      43,290  4,035,061        0.4%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B            391,458    430,032        0.0%
    Gentera S.A.B. de C.V.                                      655,659  1,301,055        0.1%
    Gruma S.A.B. de C.V. Class B                                114,301  1,666,085        0.2%
#*  Grupo Aeromexico S.A.B. de C.V.                             122,757    280,053        0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.         130,232    755,141        0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           7,415    700,124        0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     107,610  1,016,077        0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            5,524    849,812        0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B       29,606    455,947        0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                         470,002  1,431,206        0.1%
    Grupo Carso S.A.B. de C.V. Series A1                        172,925    832,932        0.1%
    Grupo Comercial Chedraui S.A. de C.V.                       248,753    703,983        0.1%
#   Grupo Elektra S.A.B. de C.V.                                 23,126    434,839        0.1%
#*  Grupo Famsa S.A.B. de C.V. Class A                          258,149    195,810        0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O             632,043  3,593,589        0.4%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O             405,416    794,589        0.1%
    Grupo Financiero Interacciones SA de C.V.                    62,626    354,578        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B    238,397    437,313        0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B
      ADR                                                        40,684    371,852        0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                        174,359    383,587        0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                      5,000      9,442        0.0%
    Grupo KUO S.A.B. de C.V. Series B                            28,600     54,857        0.0%
    Grupo Lala S.A.B. de C.V.                                    46,843    125,271        0.0%
    Grupo Mexico S.A.B. de C.V. Series B                      1,644,499  4,182,781        0.4%
*   Grupo Pochteca S.A.B. de C.V.                                35,990     20,919        0.0%
    Grupo Sanborns S.A.B. de C.V.                                94,069    129,966        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
MEXICO -- (Continued)
#*  Grupo Simec S.A.B. de C.V. Series B                          71,621 $   238,658        0.0%
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR                      2,821      27,843        0.0%
*   Grupo Sports World S.A.B. de C.V.                            42,700      47,156        0.0%
    Grupo Televisa S.A.B. Series CPO                            839,383   4,893,451        0.5%
    Grupo Televisa S.A.B. Sponsored ADR                          51,863   1,515,956        0.2%
#*  Hoteles City Express S.A.B. de C.V.                         167,099     208,817        0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                            202,744     279,287        0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                         3,663     184,212        0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                   89,229     373,934        0.0%
#*  Industrias CH S.A.B. de C.V. Series B                       165,357     688,737        0.1%
    Industrias Penoles S.A.B. de C.V.                            45,463     710,273        0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.               89,828     350,391        0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A             721,660   1,715,577        0.2%
*   La Comer S.A.B. de C.V.                                     309,798     324,120        0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                     38,800       2,030        0.0%
    Megacable Holdings S.A.B. de C.V.                           213,873     989,020        0.1%
    Mexichem S.A.B. de C.V.                                     633,863   1,601,177        0.2%
*   Minera Frisco S.A.B. de C.V.                                168,558     120,800        0.0%
*   OHL Mexico S.A.B. de C.V.                                   660,802   1,085,804        0.1%
    Organizacion Cultiba S.A.B. de C.V.                          24,314      33,635        0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                 240,563     579,013        0.1%
#   Promotora y Operadora de Infraestructura S.A.B. de C.V.      87,163   1,104,999        0.1%
#*  Qualitas Controladora S.A.B. de C.V.                         39,987      53,480        0.0%
*   Telesites SAB de C.V.                                       371,909     229,138        0.0%
#   TV Azteca S.A.B. de C.V.                                    949,178     130,753        0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                     102,404           8        0.0%
    Vitro S.A.B. de C.V. Series A                                82,421     284,563        0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         1,221,226   3,018,168        0.3%
                                                                        -----------        ---
TOTAL MEXICO                                                             65,398,610        6.4%
                                                                        -----------        ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                    4,500      40,185        0.0%
*   Cia de Minas Buenaventura SAA ADR                            15,794     160,309        0.0%
    Credicorp, Ltd.                                              16,147   2,348,097        0.3%
    Grana y Montero SAA Sponsored ADR                            16,032     110,460        0.0%
                                                                        -----------        ---
TOTAL PERU                                                                2,659,051        0.3%
                                                                        -----------        ---
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.                               478,800     676,871        0.1%
    Aboitiz Power Corp.                                         365,000     349,176        0.0%
*   Atlas Consolidated Mining & Development Corp.               168,700      15,039        0.0%
    Ayala Corp.                                                  39,501     648,757        0.1%
    Ayala Land, Inc.                                          1,379,360   1,017,724        0.1%
    Bank of the Philippine Islands                              161,576     311,721        0.0%
    BDO Unibank, Inc.                                           399,716     851,536        0.1%
    Cebu Air, Inc.                                              192,950     366,057        0.0%
    Century Pacific Food, Inc.                                   34,600      13,950        0.0%
    Century Properties Group, Inc.                              500,000       5,864        0.0%
    China Banking Corp.                                         109,404      89,789        0.0%
    Cosco Capital, Inc.                                         338,100      57,227        0.0%
    D&L Industries, Inc.                                      1,337,800     256,479        0.0%
    DMCI Holdings, Inc.                                       1,899,750     504,456        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
PHILIPPINES -- (Continued)
    DoubleDragon Properties Corp.                                 6,100 $     5,069        0.0%
    East West Banking Corp.                                      67,900      22,162        0.0%
    EEI Corp.                                                   232,900      35,989        0.0%
*   Empire East Land Holdings, Inc.                           1,223,000      22,140        0.0%
    Energy Development Corp.                                  5,636,700     708,005        0.1%
    Filinvest Land, Inc.                                      6,955,000     271,299        0.0%
    First Gen Corp.                                             781,300     337,648        0.0%
    First Philippine Holdings Corp.                             169,010     240,228        0.0%
    Globe Telecom, Inc.                                          12,075     564,120        0.1%
    GT Capital Holdings, Inc.                                    20,445     595,141        0.1%
    JG Summit Holdings, Inc.                                    366,080     635,036        0.1%
    Jollibee Foods Corp.                                        134,000     655,531        0.1%
*   Lepanto Consolidated Mining Co.                           1,834,182      10,174        0.0%
    Lopez Holdings Corp.                                      1,395,300     217,171        0.0%
    Manila Electric Co.                                          62,270     455,490        0.1%
    Manila Water Co., Inc.                                      725,600     429,950        0.1%
*   Megawide Construction Corp.                                 140,174      18,818        0.0%
    Megaworld Corp.                                           5,328,500     427,403        0.0%
    Metropolitan Bank & Trust Co.                                67,992     117,738        0.0%
    Pepsi-Cola Products Philippines, Inc.                       737,300      58,268        0.0%
    Petron Corp.                                              1,162,100     263,926        0.0%
    Philippine Long Distance Telephone Co.                       16,410     599,915        0.1%
#   Philippine Long Distance Telephone Co. Sponsored ADR         11,344     418,594        0.0%
*   Philippine National Bank                                    201,162     219,527        0.0%
    Philippine Stock Exchange, Inc. (The)                         5,304      30,101        0.0%
    Phoenix Petroleum Philippines, Inc.                         136,240      13,734        0.0%
    Premium Leisure Corp.                                       532,000       9,845        0.0%
    Puregold Price Club, Inc.                                   403,200     345,605        0.0%
    RFM Corp.                                                   532,000      47,431        0.0%
    Rizal Commercial Banking Corp.                              201,164     132,876        0.0%
    Robinsons Land Corp.                                        927,100     535,085        0.1%
    Robinsons Retail Holdings, Inc.                             144,460     236,801        0.0%
    San Miguel Corp.                                            277,910     396,939        0.0%
    Security Bank Corp.                                         166,516     603,051        0.1%
    Semirara Mining & Power Corp.                               132,360     358,125        0.0%
    SM Investments Corp.                                         15,340     308,176        0.0%
    SM Prime Holdings, Inc.                                   1,532,212     738,860        0.1%
*   Top Frontier Investment Holdings, Inc.                       10,142      30,266        0.0%
    Trans-Asia Oil & Energy Development Corp.                   675,000      36,681        0.0%
    Union Bank of the Philippines                                98,142     120,758        0.0%
    Universal Robina Corp.                                      171,340     760,856        0.1%
    Vista Land & Lifescapes, Inc.                             3,673,400     375,350        0.0%
    Xurpas, Inc.                                                 76,300      26,805        0.0%
                                                                        -----------        ---
TOTAL PHILIPPINES                                                        17,601,333        1.7%
                                                                        -----------        ---
POLAND -- (1.9%)
    Action SA                                                     2,972      12,137        0.0%
*   Agora SA                                                     20,446      66,587        0.0%
*   Alior Bank SA                                                11,470     207,522        0.0%
    Amica Wronki SA                                               2,052      96,304        0.0%
*   AmRest Holdings SE                                            5,958     349,111        0.0%
    Apator SA                                                     3,816      32,201        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
POLAND -- (Continued)
    Asseco Poland SA                                           43,138 $  654,695        0.1%
    Bank Handlowy w Warszawie SA                                6,754    131,005        0.0%
#*  Bank Millennium SA                                        223,588    292,878        0.0%
    Bank Pekao SA                                              11,113    451,935        0.1%
    Bank Zachodni WBK SA                                        8,986    624,933        0.1%
*   Bioton SA                                                  23,777     65,785        0.0%
    Boryszew SA                                                95,717    126,917        0.0%
    Budimex SA                                                  6,889    351,980        0.0%
    CCC SA                                                      8,799    392,362        0.0%
#*  CD Projekt Red SA                                          44,539    296,967        0.0%
*   Ciech SA                                                   17,408    322,724        0.0%
*   Cyfrowy Polsat SA                                          71,267    453,736        0.1%
*   Elektrobudowa SA                                               39      1,189        0.0%
    Emperia Holding SA                                          5,724     85,840        0.0%
    Enea SA                                                   135,371    418,522        0.0%
    Energa SA                                                  52,409    170,755        0.0%
    Eurocash SA                                                54,344    776,456        0.1%
    Fabryki Mebli Forte SA                                      8,715    150,711        0.0%
*   Famur SA                                                   20,638     13,819        0.0%
    Firma Oponiarska Debica SA                                  1,289     31,211        0.0%
*   Getin Holding SA                                          119,831     35,742        0.0%
#*  Getin Noble Bank SA                                       372,849     49,840        0.0%
*   Grupa Azoty SA                                             22,627    515,296        0.1%
    Grupa Azoty Zaklady Chemiczne Police SA                     3,091     20,242        0.0%
    Grupa Kety SA                                               5,141    443,091        0.1%
#*  Grupa Lotos SA                                             67,613    525,670        0.1%
*   Impexmetal SA                                              60,302     43,600        0.0%
    ING Bank Slaski SA                                          7,883    251,977        0.0%
*   Integer.pl SA                                               1,454     30,383        0.0%
    Inter Cars SA                                               1,832    114,144        0.0%
*   Jastrzebska Spolka Weglowa SA                              30,611    157,658        0.0%
    Kernel Holding SA                                          33,318    449,047        0.1%
    KGHM Polska Miedz SA                                       35,201    686,282        0.1%
    KRUK SA                                                     5,985    298,699        0.0%
*   LC Corp. SA                                                15,461      8,912        0.0%
#   LPP SA                                                        344    507,805        0.1%
    Lubelski Wegiel Bogdanka SA                                 4,077     48,857        0.0%
*   mBank SA                                                    4,560    385,227        0.0%
    Netia SA                                                  175,788    232,689        0.0%
    Neuca SA                                                    2,045    175,708        0.0%
    Orange Polska SA                                          257,497    419,620        0.0%
    Orbis SA                                                    5,719     91,115        0.0%
    Pelion SA                                                   2,616     35,072        0.0%
    PGE Polska Grupa Energetyczna SA                          458,711  1,583,953        0.2%
    PKP Cargo SA                                                8,478     91,668        0.0%
*   Polnord SA                                                 24,222     83,457        0.0%
*   Polski Koncern Miesny Duda SA                               3,271      4,884        0.0%
    Polski Koncern Naftowy Orlen SA                           153,992  2,777,318        0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                456,050    607,437        0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA               125,151    801,985        0.1%
    Powszechny Zaklad Ubezpieczen SA                          120,720  1,092,665        0.1%
*   Rafako SA                                                  13,729     29,271        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
POLAND -- (Continued)
    Stalprodukt SA                                                290 $    22,183        0.0%
    Synthos SA                                                294,362     313,898        0.0%
    Tauron Polska Energia SA                                  598,808     464,192        0.1%
*   Trakcja SA                                                 23,580      75,362        0.0%
*   Vistula Group SA                                           81,863      66,085        0.0%
    Warsaw Stock Exchange                                      11,916     117,689        0.0%
    Wawel SA                                                      202      58,739        0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                    2,460       5,798        0.0%
                                                                      -----------        ---
TOTAL POLAND                                                           20,301,542        2.0%
                                                                      -----------        ---
RUSSIA -- (1.4%)
    Etalon Group, Ltd.                                         52,035     118,645        0.0%
    Gazprom PAO Sponsored ADR                                 741,734   3,854,034        0.4%
    Globaltrans Investment P.L.C.                              24,527      93,642        0.0%
*   Lenta, Ltd. GDR                                             2,763      17,857        0.0%
    Lukoil PJSC                                                31,089   1,324,628        0.1%
    Magnitogorsk Iron & Steel Works OJSC GDR                   47,794     229,927        0.0%
*   Mail.ru Group, Ltd. GDR                                     4,369      88,596        0.0%
*   Mechel PJSC Sponsored ADR                                   4,538       9,031        0.0%
    MegaFon PJSC GDR                                           20,825     239,877        0.0%
    MMC Norilsk Nickel PJSC ADR                                70,866   1,047,206        0.1%
    NLMK PJSC GDR                                              27,125     368,452        0.0%
    O'Key Group SA GDR                                          6,334      14,606        0.0%
    Phosagro OAO GDR                                           21,849     338,839        0.0%
*   PIK Group PJSC GDR                                         32,068     122,054        0.0%
    Rosneft OAO GDR                                           154,292     846,771        0.1%
    Rostelecom PJSC Sponsored ADR                              19,115     172,148        0.0%
    RusHydro PJSC ADR                                         311,587     318,027        0.0%
    Sberbank of Russia PJSC Sponsored ADR                     225,316   1,811,569        0.2%
    Severstal PAO GDR                                          47,385     551,859        0.1%
    Tatneft PAO Sponsored ADR                                  51,778   1,632,252        0.2%
    TMK PAO GDR                                                13,562      40,801        0.0%
    VimpelCom, Ltd. Sponsored ADR                             166,085     632,784        0.1%
    VTB Bank PJSC GDR                                         171,074     367,576        0.0%
*   X5 Retail Group NV GDR                                     24,211     479,509        0.1%
                                                                      -----------        ---
TOTAL RUSSIA                                                           14,720,690        1.4%
                                                                      -----------        ---
SOUTH AFRICA -- (8.6%)
    Adcorp Holdings, Ltd.                                      61,325      66,957        0.0%
    Advtech, Ltd.                                             140,037     136,749        0.0%
    Aeci, Ltd.                                                 83,078     559,425        0.1%
*   African Bank Investments, Ltd.                            282,387       1,152        0.0%
    African Oxygen, Ltd.                                       36,963      45,791        0.0%
    African Rainbow Minerals, Ltd.                             51,971     410,064        0.0%
    Alexander Forbes Group Holdings, Ltd.                      38,892      19,602        0.0%
*   Anglo American Platinum, Ltd.                              21,105     611,706        0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     320,438   5,271,205        0.5%
*   ArcelorMittal South Africa, Ltd.                          180,126     127,936        0.0%
    Ascendis Health, Ltd.                                      14,280      23,004        0.0%
    Assore, Ltd.                                               19,331     270,245        0.0%
    Astral Foods, Ltd.                                         37,295     338,325        0.0%
*   Attacq, Ltd.                                              216,072     316,219        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SOUTH AFRICA -- (Continued)
*   Aveng, Ltd.                                                 235,423 $   76,600        0.0%
    AVI, Ltd.                                                   250,129  1,551,929        0.2%
    Barclays Africa Group, Ltd.                                 142,268  1,440,638        0.1%
    Barloworld, Ltd.                                            185,712  1,072,084        0.1%
    Bidvest Group, Ltd. (The)                                   164,686  4,184,088        0.4%
    Blue Label Telecoms, Ltd.                                   181,406    200,673        0.0%
*   Brait SE                                                     92,293  1,032,640        0.1%
#   Capitec Bank Holdings, Ltd.                                  16,924    702,239        0.1%
    Cashbuild, Ltd.                                              16,072    392,253        0.0%
    Caxton and CTP Publishers and Printers, Ltd.                 26,485     25,125        0.0%
    City Lodge Hotels, Ltd.                                      25,860    278,331        0.0%
    Clicks Group, Ltd.                                          177,248  1,293,474        0.1%
    Clover Industries, Ltd.                                      65,657     86,721        0.0%
*   Consolidated Infrastructure Group, Ltd.                      48,599    101,962        0.0%
    Coronation Fund Managers, Ltd.                              136,564    709,525        0.1%
    DataTec, Ltd.                                               149,569    473,063        0.1%
    Discovery, Ltd.                                             133,037  1,190,686        0.1%
*   Distribution and Warehousing Network, Ltd.                   43,764     13,377        0.0%
    DRDGOLD, Ltd.                                               241,377    132,930        0.0%
    DRDGOLD, Ltd. Sponsored ADR                                   1,600      8,656        0.0%
    EOH Holdings, Ltd.                                           65,610    638,754        0.1%
*   Eqstra Holdings, Ltd.                                       158,948     24,675        0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                       5,882         44        0.0%
#   Exxaro Resources, Ltd.                                      100,976    640,874        0.1%
    Famous Brands, Ltd.                                          51,937    414,407        0.0%
    FirstRand, Ltd.                                           1,317,207  4,233,648        0.4%
    Foschini Group, Ltd. (The)                                  118,927  1,277,586        0.1%
    Gold Fields, Ltd.                                             8,786     40,650        0.0%
#   Gold Fields, Ltd. Sponsored ADR                             558,141  2,623,263        0.3%
#   Grand Parade Investments, Ltd.                              131,391     34,300        0.0%
    Grindrod, Ltd.                                              349,180    351,148        0.0%
    Group Five, Ltd.                                             72,783    128,608        0.0%
    Growthpoint Properties, Ltd.                                 45,686     80,849        0.0%
*   Harmony Gold Mining Co., Ltd.                               132,290    472,902        0.1%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                 152,302    557,425        0.1%
    Holdsport, Ltd.                                              17,779     76,305        0.0%
*   Howden Africa Holdings, Ltd.                                  3,943      7,198        0.0%
    Hudaco Industries, Ltd.                                      21,252    169,605        0.0%
    Hulamin, Ltd.                                                71,054     28,723        0.0%
    Illovo Sugar, Ltd.                                          159,461    272,230        0.0%
*   Impala Platinum Holdings, Ltd.                              206,759    861,042        0.1%
    Imperial Holdings, Ltd.                                     141,506  1,478,674        0.2%
    Investec, Ltd.                                              105,731    816,300        0.1%
    Invicta Holdings, Ltd.                                       17,919     68,383        0.0%
    JSE, Ltd.                                                    37,029    429,632        0.1%
    KAP Industrial Holdings, Ltd.                               504,936    223,878        0.0%
#*  Kumba Iron Ore, Ltd.                                         30,471    247,638        0.0%
#   Lewis Group, Ltd.                                            66,807    225,244        0.0%
    Liberty Holdings, Ltd.                                       89,348    877,678        0.1%
    Massmart Holdings, Ltd.                                      77,472    664,896        0.1%
    Merafe Resources, Ltd.                                      213,666     13,242        0.0%
    Metair Investments, Ltd.                                    118,479    184,457        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH AFRICA -- (Continued)
    MMI Holdings, Ltd.                                        778,266 $ 1,297,026        0.1%
    Mondi, Ltd.                                                59,939   1,154,053        0.1%
    Mpact, Ltd.                                               127,812     417,407        0.0%
    Mr. Price Group, Ltd.                                     143,420   1,823,256        0.2%
    Murray & Roberts Holdings, Ltd.                           222,324     230,023        0.0%
    Nampak, Ltd.                                              255,024     436,203        0.1%
    Naspers, Ltd. Class N                                      39,714   5,465,095        0.5%
#   Nedbank Group, Ltd.                                        84,438   1,079,017        0.1%
#*  Northam Platinum, Ltd.                                    217,533     741,667        0.1%
    Oceana Group, Ltd.                                         28,771     243,490        0.0%
#   Omnia Holdings, Ltd.                                       41,378     405,996        0.0%
    Peregrine Holdings, Ltd.                                  161,655     339,357        0.0%
#   Pick n Pay Stores, Ltd.                                   139,634     724,381        0.1%
*   Pinnacle Holdings, Ltd.                                    68,212      71,867        0.0%
    Pioneer Foods Group, Ltd.                                  48,628     569,339        0.1%
    PPC, Ltd.                                                 511,227     538,631        0.1%
    PSG Group, Ltd.                                            33,981     474,572        0.1%
    Raubex Group, Ltd.                                         94,910     124,768        0.0%
    RCL Foods, Ltd.                                            19,226      18,918        0.0%
    Reunert, Ltd.                                             132,636     666,684        0.1%
*   Royal Bafokeng Platinum, Ltd.                              40,725     124,892        0.0%
    Sanlam, Ltd.                                              473,537   2,299,669        0.2%
    Santam, Ltd.                                               22,871     377,560        0.0%
*   Sappi, Ltd.                                               274,155   1,189,029        0.1%
*   Sappi, Ltd. Sponsored ADR                                 140,883     600,162        0.1%
    Sasol, Ltd.                                                17,950     587,147        0.1%
    Sasol, Ltd. Sponsored ADR                                 190,429   6,244,167        0.6%
    Shoprite Holdings, Ltd.                                   200,768   2,416,226        0.2%
    Sibanye Gold, Ltd.                                        336,928   1,289,655        0.1%
    Sibanye Gold, Ltd. Sponsored ADR                           60,267     928,112        0.1%
    Spar Group, Ltd. (The)                                     95,293   1,424,235        0.1%
    Spur Corp., Ltd.                                           38,177      85,306        0.0%
#   Standard Bank Group, Ltd.                                 370,245   3,324,926        0.3%
    Steinhoff International Holdings NV                       647,431   4,050,025        0.4%
*   Super Group, Ltd.                                         301,726     872,416        0.1%
    Telkom SA SOC, Ltd.                                       171,882     685,309        0.1%
    Tiger Brands, Ltd.                                         62,239   1,540,921        0.2%
    Tiso Blackstar Group SE                                     3,023       1,902        0.0%
    Tongaat Hulett, Ltd.                                       84,505     698,654        0.1%
    Transaction Capital, Ltd.                                  41,198      34,180        0.0%
    Trencor, Ltd.                                              89,973     283,036        0.0%
    Truworths International, Ltd.                             220,349   1,645,392        0.2%
    Vodacom Group, Ltd.                                       110,639   1,286,393        0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                            36,370     310,625        0.0%
    Woolworths Holdings, Ltd.                                 396,806   2,555,151        0.3%
                                                                      -----------        ---
TOTAL SOUTH AFRICA                                                     93,006,472        9.1%
                                                                      -----------        ---
SOUTH KOREA -- (14.0%)
    Able C&C Co., Ltd.                                          1,923      54,798        0.0%
#*  Advanced Process Systems Corp.                              3,786      65,361        0.0%
    Aekyung Petrochemical Co., Ltd.                               614      32,584        0.0%
#   AfreecaTV Co., Ltd.                                         5,664     143,523        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH KOREA -- (Continued)
#*  Agabang&Company                                             4,715 $   37,994        0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                           1,301     19,550        0.0%
#   Ahnlab, Inc.                                                  934     54,196        0.0%
*   AJ Rent A Car Co., Ltd.                                     8,768     82,800        0.0%
    AK Holdings, Inc.                                           2,208    116,237        0.0%
#   ALUKO Co., Ltd.                                            14,441     84,508        0.0%
*   Aminologics Co., Ltd.                                      21,772     51,641        0.0%
    Amorepacific Corp.                                          5,640  2,011,446        0.2%
    AMOREPACIFIC Group                                          6,272    920,688        0.1%
*   Amotech Co., Ltd.                                           3,455     59,301        0.0%
*   Anam Electronics Co., Ltd.                                 10,750     11,991        0.0%
    Anapass, Inc.                                               4,285     57,971        0.0%
    Asia Cement Co., Ltd.                                         525     49,733        0.0%
    ASIA Holdings Co., Ltd.                                       865     88,412        0.0%
*   Asia Paper Manufacturing Co., Ltd.                          3,151     49,604        0.0%
*   Asiana Airlines, Inc.                                      50,920    213,237        0.0%
*   AUK Corp.                                                   5,660     11,755        0.0%
    Autech Corp.                                                3,629     20,724        0.0%
    Avaco Co., Ltd.                                             3,893     19,142        0.0%
    Baiksan Co., Ltd.                                           4,640     28,059        0.0%
*   BH Co., Ltd.                                                5,471     27,336        0.0%
    Binggrae Co., Ltd.                                            845     50,500        0.0%
    Bioland, Ltd.                                               2,817     58,161        0.0%
#   Bluecom Co., Ltd.                                           3,649     44,162        0.0%
    BNK Financial Group, Inc.                                 144,336  1,173,901        0.1%
    Boryung Medience Co., Ltd.                                  1,601     27,310        0.0%
    Boryung Pharmaceutical Co., Ltd.                              892     43,908        0.0%
*   Bubang Co., Ltd.                                            5,398     29,947        0.0%
    Bukwang Pharmaceutical Co., Ltd.                            3,837     95,416        0.0%
    Busan City Gas Co., Ltd.                                      621     17,918        0.0%
    BYC Co., Ltd.                                                  67     28,031        0.0%
    Byucksan Corp.                                              7,087     56,168        0.0%
#*  CammSys Corp.                                              24,019     78,233        0.0%
#*  Capro Corp.                                                21,170     77,904        0.0%
    Cell Biotech Co., Ltd.                                      1,077     57,327        0.0%
*   Celltrion Pharm, Inc.                                       1,748     31,902        0.0%
#*  Celltrion, Inc.                                             7,311    643,244        0.1%
    Cheil Worldwide, Inc.                                      16,505    242,678        0.0%
*   Chemtronics Co., Ltd.                                       2,909     16,194        0.0%
#*  China Great Star International, Ltd.                       44,063     75,760        0.0%
#*  China Ocean Resources Co., Ltd.                            49,842     89,457        0.0%
    Chokwang Paint, Ltd.                                        2,052     24,332        0.0%
    Chong Kun Dang Pharmaceutical Corp.                         1,312    128,165        0.0%
    Chongkundang Holdings Corp.                                   871     67,443        0.0%
    Choong Ang Vaccine Laboratory                               1,502     23,934        0.0%
    Chosun Refractories Co., Ltd.                                 128     10,257        0.0%
#   CJ CGV Co., Ltd.                                            5,424    543,178        0.1%
    CJ CheilJedang Corp.                                        3,581  1,189,513        0.1%
    CJ Corp.                                                    4,284    801,783        0.1%
    CJ E&M Corp.                                                5,773    339,685        0.1%
    CJ Freshway Corp.                                           1,816     86,023        0.0%
    CJ Hellovision Co., Ltd.                                    8,194     88,287        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
*   CJ Korea Express Corp.                                     1,117 $  190,202        0.0%
    CJ O Shopping Co., Ltd.                                    1,739    304,315        0.1%
*   CJ Seafood Corp.                                           9,592     28,939        0.0%
    CKD Bio Corp.                                              1,321     31,052        0.0%
#*  Com2uSCorp                                                 3,446    389,868        0.1%
    Cosmax BTI, Inc.                                             654     30,257        0.0%
#   Cosmax, Inc.                                               2,264    277,973        0.0%
*   Cosmochemical Co., Ltd.                                    2,170      9,212        0.0%
*   COSON Co., Ltd.                                              660     12,064        0.0%
    Coway Co., Ltd.                                           12,617  1,092,351        0.1%
#   Crown Confectionery Co., Ltd.                                339    147,275        0.0%
    D.I Corp.                                                  2,657     11,105        0.0%
    Dae Dong Industrial Co., Ltd.                              2,845     19,192        0.0%
    Dae Han Flour Mills Co., Ltd.                                586    102,521        0.0%
*   Dae Won Chemical Co., Ltd.                                 9,929     27,094        0.0%
    Dae Won Kang Up Co., Ltd.                                  7,054     30,663        0.0%
*   Dae Young Packaging Co., Ltd.                             31,775     28,630        0.0%
*   Dae-Il Corp.                                               4,647     36,390        0.0%
*   Daea TI Co., Ltd.                                         18,837     23,310        0.0%
*   Daechang Co., Ltd.                                        19,890     17,104        0.0%
    Daeduck Electronics Co.                                   16,579    110,412        0.0%
    Daeduck GDS Co., Ltd.                                     10,025    108,451        0.0%
    Daegu Department Store                                     3,040     37,314        0.0%
    Daehan Steel Co., Ltd.                                     5,070     52,572        0.0%
    Daekyo Co., Ltd.                                           1,983     16,393        0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                15,145     14,582        0.0%
    Daelim Industrial Co., Ltd.                               10,006    791,861        0.1%
    Daeryuk Can Co., Ltd.                                      2,034     13,749        0.0%
#   Daesang Corp.                                              8,844    221,412        0.0%
#   Daesang Holdings Co., Ltd.                                 7,126     85,757        0.0%
*   Daewon Cable Co., Ltd.                                     9,519     14,883        0.0%
    Daewon Pharmaceutical Co., Ltd.                            2,386     42,224        0.0%
    Daewon San Up Co., Ltd.                                    3,198     19,306        0.0%
#*  Daewoo Engineering & Construction Co., Ltd.               28,073    155,754        0.0%
    Daewoo Securities Co., Ltd.                               65,029    468,013        0.1%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        37,401    180,086        0.0%
    Daewoong Co., Ltd.                                           594     30,625        0.0%
    Daewoong Pharmaceutical Co., Ltd.                          1,072     84,208        0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,880     45,080        0.0%
    Daishin Securities Co., Ltd.                              24,273    252,390        0.0%
    Daou Data Corp.                                            1,873     22,715        0.0%
#   Daou Technology, Inc.                                     15,608    318,501        0.1%
#*  Dasan Networks, Inc.                                       9,337     62,444        0.0%
#   Dawonsys Co., Ltd.                                         3,141     72,510        0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                27,800     56,931        0.0%
    DCM Corp.                                                  1,241     11,767        0.0%
    DGB Financial Group, Inc.                                 90,512    726,697        0.1%
    DHP Korea Co., Ltd.                                        2,047     20,915        0.0%
    Digital Chosun Co., Ltd.                                   4,780     15,189        0.0%
    Digital Power Communications Co., Ltd.                     9,714     40,269        0.0%
    Display Tech Co., Ltd.                                       696      2,536        0.0%
*   DNF Co., Ltd.                                              3,085     39,794        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Dong Ah Tire & Rubber Co., Ltd.                            4,388 $  108,402        0.0%
    Dong-A ST Co., Ltd.                                          326     40,744        0.0%
    Dong-Ah Geological Engineering Co., Ltd.                   1,200      8,613        0.0%
    Dong-Il Corp.                                                 91      5,054        0.0%
#*  Dongbu HiTek Co., Ltd.                                    13,158    223,384        0.0%
    Dongbu Insurance Co., Ltd.                                14,082    863,166        0.1%
*   Dongbu Securities Co., Ltd.                               17,601     61,245        0.0%
#*  Dongbu Steel Co., Ltd.                                     6,368     25,906        0.0%
    Dongil Industries Co., Ltd.                                  510     26,400        0.0%
    Dongjin Semichem Co., Ltd.                                21,378    114,254        0.0%
*   Dongkook Industrial Co., Ltd.                              2,420      5,498        0.0%
    DongKook Pharmaceutical Co., Ltd.                            969     54,479        0.0%
    Dongkuk Industries Co., Ltd.                              12,588     51,934        0.0%
*   Dongkuk Steel Mill Co., Ltd.                              31,729    264,209        0.0%
    Dongkuk Structures & Construction Co., Ltd.                4,816     23,314        0.0%
    Dongsuh Cos Inc.                                           2,652     74,800        0.0%
    DONGSUNG Corp.                                            12,411     72,043        0.0%
*   Dongwha Enterprise Co., Ltd.                                 583     21,035        0.0%
    Dongwha Pharm Co., Ltd.                                    7,521     61,385        0.0%
    Dongwon Development Co., Ltd.                             10,209     38,647        0.0%
    Dongwon F&B Co., Ltd.                                        528    136,097        0.0%
#   Dongwon Industries Co., Ltd.                                 414    105,474        0.0%
    Dongyang E&P, Inc.                                         3,315     43,524        0.0%
#   Doosan Corp.                                               4,386    412,236        0.1%
#*  Doosan Engine Co., Ltd.                                   14,892     56,049        0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.          26,104    594,278        0.1%
*   Dragonfly GF Co., Ltd.                                     1,460      8,055        0.0%
    DRB Holding Co., Ltd.                                      1,970     21,301        0.0%
*   Duk San Neolux Co., Ltd.                                   2,245     53,419        0.0%
*   Duksan Hi-Metal Co., Ltd.                                  1,648     13,665        0.0%
    DuzonBIzon Co., Ltd.                                       8,849    193,019        0.0%
    DY Corp.                                                   8,382     48,149        0.0%
    e Tec E&C, Ltd.                                              620     56,798        0.0%
    e-LITECOM Co., Ltd.                                        5,790     68,887        0.0%
    E-MART, Inc.                                               6,687  1,074,086        0.1%
*   e-Starco Co., Ltd.                                        11,043     12,990        0.0%
    E1 Corp.                                                   1,099     60,321        0.0%
    Eagon Industrial, Ltd.                                     3,370     35,461        0.0%
#   Easy Bio, Inc.                                            21,977    120,059        0.0%
*   Ecopro Co., Ltd.                                           3,593     46,163        0.0%
    EG Corp.                                                     835      7,721        0.0%
*   Ehwa Technologies Information Co., Ltd.                   40,567     12,844        0.0%
#*  ELK Corp.                                                  9,669     20,911        0.0%
*   EM-Tech Co., Ltd.                                          1,264     11,894        0.0%
#*  EMKOREA Co., Ltd.                                          5,967     26,567        0.0%
    ENF Technology Co., Ltd.                                   4,574     72,650        0.0%
    Eo Technics Co., Ltd.                                      2,473    245,120        0.0%
#   Eugene Corp.                                              26,147    128,483        0.0%
*   Eugene Investment & Securities Co., Ltd.                  42,469    100,934        0.0%
    Eugene Technology Co., Ltd.                                4,095     51,370        0.0%
    Eusu Holdings Co., Ltd.                                    8,871     78,011        0.0%
    EVERDIGM Corp.                                             5,254     45,944        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    F&F Co., Ltd.                                              1,487 $   16,916        0.0%
*   Farmsco                                                    1,782     20,065        0.0%
#   Fila Korea, Ltd.                                           2,546    232,184        0.0%
    Fine Technix Co., Ltd.                                     3,186     10,501        0.0%
#*  Finetex EnE, Inc.                                          4,280     27,949        0.0%
#*  Foosung Co., Ltd.                                         23,489    120,728        0.0%
    Fursys, Inc.                                               1,797     56,124        0.0%
*   Gamevil, Inc.                                              1,073     80,101        0.0%
    Gaon Cable Co., Ltd.                                         930     17,620        0.0%
#*  Genic Co., Ltd.                                            1,158     22,410        0.0%
    GIIR, Inc.                                                 2,100     16,238        0.0%
*   Global Display Co., Ltd.                                   6,155     20,471        0.0%
*   GNCO Co., Ltd.                                            18,494     30,062        0.0%
    Golfzon Co., Ltd.                                          1,284     81,410        0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                             9,692     68,046        0.0%
#*  GS Engineering & Construction Corp.                       20,191    544,785        0.1%
*   GS Global Corp.                                            7,260     21,177        0.0%
    GS Holdings Corp.                                         21,883  1,056,444        0.1%
    GS Home Shopping, Inc.                                       913    147,604        0.0%
#   GS Retail Co., Ltd.                                        5,907    276,383        0.0%
    Gwangju Shinsegae Co., Ltd.                                  188     43,142        0.0%
#*  Halla Corp.                                                8,194     35,740        0.0%
#   Halla Holdings Corp.                                       3,831    189,684        0.0%
    Han Kuk Carbon Co., Ltd.                                  11,233     65,771        0.0%
    Hana Financial Group, Inc.                                56,538  1,267,831        0.1%
    Hana Micron, Inc.                                         11,094     52,296        0.0%
#   Hana Tour Service, Inc.                                    3,641    288,983        0.0%
    Hancom, Inc.                                               5,785    107,962        0.0%
    Handok, Inc.                                               1,292     44,561        0.0%
    Handsome Co., Ltd.                                         2,820    109,520        0.0%
    Hanil Cement Co., Ltd.                                     1,951    204,073        0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.          31,758    112,437        0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.  6,254     30,024        0.0%
#   Hanjin Kal Corp.                                          12,210    211,085        0.0%
*   Hanjin Shipping Co., Ltd.                                 48,032     79,907        0.0%
    Hanjin Transportation Co., Ltd.                            4,414    144,885        0.0%
    Hankook Shell Oil Co., Ltd.                                  326    134,534        0.0%
    Hankook Tire Co., Ltd.                                    23,197  1,078,971        0.1%
    Hankuk Glass Industries, Inc.                                192      4,885        0.0%
    Hankuk Paper Manufacturing Co., Ltd.                         770     20,832        0.0%
    Hanmi Semiconductor Co., Ltd.                              2,574     38,324        0.0%
#   Hanon Systems                                             45,925    413,446        0.1%
    Hansae Co., Ltd.                                           7,474    336,690        0.1%
#   Hansae Yes24 Holdings Co., Ltd.                            6,460    118,363        0.0%
*   Hanshin Construction                                       2,070     40,412        0.0%
#   Hansol Chemical Co., Ltd.                                  3,593    226,871        0.0%
*   Hansol Holdings Co., Ltd.                                 19,663    140,264        0.0%
#*  Hansol HomeDeco Co., Ltd.                                 40,610     58,856        0.0%
    Hansol Logistics Co., Ltd.                                 1,921      4,997        0.0%
    Hansol Paper Co., Ltd.                                     3,796     82,106        0.0%
*   Hansol Technics Co., Ltd.                                  2,789     53,319        0.0%
#   Hanssem Co., Ltd.                                          2,793    466,657        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Hanwha Chemical Corp.                                     35,807 $  784,111        0.1%
    Hanwha Galleria Timeworld Co., Ltd.                          646     37,501        0.0%
    Hanwha General Insurance Co., Ltd.                        16,316    115,793        0.0%
*   Hanwha Investment & Securities Co., Ltd.                  30,410     91,495        0.0%
    Hanwha Life Insurance Co., Ltd.                           81,447    476,594        0.1%
    Hanyang Eng Co., Ltd.                                      5,602     60,782        0.0%
    Hanyang Securities Co., Ltd.                               1,030      6,968        0.0%
*   Harim Co., Ltd.                                            5,229     21,214        0.0%
*   Harim Holdings Co., Ltd.                                  17,931     78,160        0.0%
#   Heung-A Shipping Co., Ltd.                                46,082     54,845        0.0%
    High Tech Pharm Co., Ltd.                                  1,281     17,895        0.0%
    HMC Investment Securities Co., Ltd.                        7,873     72,554        0.0%
#   Hotel Shilla Co., Ltd.                                     9,442    605,248        0.1%
    HS Industries Co., Ltd.                                   14,873     80,590        0.0%
    HS R&A Co., Ltd.                                           2,433     88,914        0.0%
#   Huchems Fine Chemical Corp.                                7,590    133,849        0.0%
    Humax Co., Ltd.                                            9,048    105,003        0.0%
    Huons Co., Ltd.                                            2,815    199,871        0.0%
    Huvis Corp.                                                5,498     40,998        0.0%
    Huvitz Co., Ltd.                                           1,959     30,962        0.0%
    Hwa Shin Co., Ltd.                                        11,649     69,662        0.0%
    HwaSung Industrial Co., Ltd.                               3,833     47,567        0.0%
    Hy-Lok Corp.                                               3,117     77,673        0.0%
    Hyosung Corp.                                             10,454  1,118,470        0.1%
*   Hyundai BNG Steel Co., Ltd.                                4,392     41,462        0.0%
    Hyundai C&F, Inc.                                          1,575     34,245        0.0%
    Hyundai Corp.                                              2,964     69,063        0.0%
    Hyundai Department Store Co., Ltd.                         5,580    720,031        0.1%
    Hyundai Development Co-Engineering & Construction         12,770    562,558        0.1%
    Hyundai Engineering & Construction Co., Ltd.              31,609  1,107,309        0.1%
    Hyundai Engineering Plastics Co., Ltd.                     8,090     69,609        0.0%
    Hyundai Glovis Co., Ltd.                                   5,610    932,473        0.1%
    Hyundai Greenfood Co., Ltd.                                7,981    139,367        0.0%
*   Hyundai Heavy Industries Co., Ltd.                         8,072    816,647        0.1%
    Hyundai Home Shopping Network Corp.                        1,319    154,431        0.0%
    Hyundai Hy Communications & Networks Co., Ltd.            14,610     47,297        0.0%
    Hyundai Livart Furniture Co., Ltd.                         3,328     96,421        0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 26,359    733,700        0.1%
#*  Hyundai Merchant Marine Co., Ltd.                         25,639     45,004        0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                            5,786    368,917        0.1%
    Hyundai Mobis Co., Ltd.                                   11,302  2,575,744        0.3%
#*  Hyundai Rotem Co., Ltd.                                   10,784    169,156        0.0%
    Hyundai Securities Co., Ltd.                              49,919    309,067        0.1%
    Hyundai Steel Co.                                         23,205  1,272,822        0.1%
#   Hyundai Wia Corp.                                          4,888    412,733        0.1%
    HyVision System, Inc.                                      2,485     19,175        0.0%
*   i-SENS, Inc.                                               1,125     35,289        0.0%
*   ICD Co., Ltd.                                              3,057     37,061        0.0%
*   Iljin Display Co., Ltd.                                    5,112     20,563        0.0%
    Iljin Electric Co., Ltd.                                   9,122     43,790        0.0%
#   Iljin Holdings Co., Ltd.                                   7,369     67,923        0.0%
*   Iljin Materials Co., Ltd.                                  2,416     32,616        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Ilshin Spinning Co., Ltd.                                    586 $   72,980        0.0%
*   IM Co., Ltd.                                               5,419     19,031        0.0%
    iMarketKorea, Inc.                                         5,923     87,934        0.0%
    InBody Co., Ltd.                                           3,257    127,186        0.0%
    Industrial Bank of Korea                                  53,497    568,643        0.1%
#*  Infinitt Healthcare Co., Ltd.                              5,114     39,171        0.0%
*   Infraware, Inc.                                            5,651     24,900        0.0%
#*  InkTec Co., Ltd.                                           2,097     15,249        0.0%
    Innochips Technology, Inc.                                 2,027     21,665        0.0%
*   InnoWireless, Inc.                                         1,034      9,236        0.0%
#*  Innox Corp.                                                4,610     53,987        0.0%
#*  Insun ENT Co., Ltd.                                       10,668     62,128        0.0%
    Intelligent Digital Integrated Securities Co., Ltd.        2,551     39,978        0.0%
*   Interflex Co., Ltd.                                        5,193     52,211        0.0%
    Interojo Co., Ltd.                                         2,630     94,948        0.0%
    Interpark Holdings Corp.                                  16,447    126,659        0.0%
    INTOPS Co., Ltd.                                           3,594     65,785        0.0%
    Inzi Controls Co., Ltd.                                    2,210     11,554        0.0%
    INZI Display Co., Ltd.                                     5,255     10,416        0.0%
*   Iones Co., Ltd.                                            1,008     20,450        0.0%
#   IS Dongseo Co., Ltd.                                       5,122    208,798        0.0%
    ISC Co., Ltd.                                              1,461     31,954        0.0%
    ISU Chemical Co., Ltd.                                     2,497     34,754        0.0%
#   IsuPetasys Co., Ltd.                                      15,340     71,264        0.0%
    Jahwa Electronics Co., Ltd.                                5,727     66,168        0.0%
#   JB Financial Group Co., Ltd.                              48,801    250,107        0.0%
*   Jcontentree Corp.                                         33,392    130,279        0.0%
    Jinsung T.E.C.                                             1,807     10,123        0.0%
*   Jusung Engineering Co., Ltd.                               9,399     65,111        0.0%
*   JVM Co., Ltd.                                              1,013     43,251        0.0%
*   JYP Entertainment Corp.                                    2,036      9,259        0.0%
#   Kakao Corp.                                                4,519    397,527        0.1%
    Kangnam Jevisco Co., Ltd.                                  1,835     65,772        0.0%
    KAON Media Co., Ltd.                                       1,845     19,873        0.0%
    KB Capital Co., Ltd.                                       5,499    114,692        0.0%
    KB Financial Group, Inc.                                  26,469    809,874        0.1%
    KB Financial Group, Inc. ADR                              47,792  1,453,355        0.2%
#   KB Insurance Co., Ltd.                                    22,704    616,410        0.1%
*   KC Cottrell Co., Ltd.                                      2,610     12,161        0.0%
    KC Green Holdings Co., Ltd.                                5,270     40,296        0.0%
#   KC Tech Co., Ltd.                                          8,259    117,239        0.0%
    KCC Corp.                                                  1,590    591,218        0.1%
*   KCC Engineering & Construction Co., Ltd.                   4,872     40,305        0.0%
*   KEC Corp.                                                  5,232      5,019        0.0%
    KEPCO Engineering & Construction Co., Inc.                 2,835     83,433        0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                5,542    366,405        0.1%
    Keyang Electric Machinery Co., Ltd.                        3,516     15,318        0.0%
#*  KEYEAST Co., Ltd.                                         27,484     88,646        0.0%
    KG Chemical Corp.                                          4,307     60,095        0.0%
    KG Eco Technology Service Co., Ltd.                        1,015      3,039        0.0%
    Kginicis Co., Ltd.                                         1,879     28,182        0.0%
#   KGMobilians Co., Ltd.                                      4,423     49,217        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    KH Vatec Co., Ltd.                                         7,375 $  112,502        0.0%
    KISCO Corp.                                                1,992     91,675        0.0%
    KISCO Holdings Co., Ltd.                                     508     30,892        0.0%
    Kishin Corp.                                                 757      3,981        0.0%
    KISWIRE, Ltd.                                              3,350    125,174        0.0%
#   KIWOOM Securities Co., Ltd.                                4,843    286,949        0.0%
*   KleanNara Co., Ltd.                                        2,981     15,361        0.0%
*   KMH Co., Ltd.                                              4,639     37,465        0.0%
#*  KMW Co., Ltd.                                              4,421     37,068        0.0%
    Koentec Co., Ltd.                                         13,257     30,232        0.0%
#   Koh Young Technology, Inc.                                 4,480    164,726        0.0%
#   Kolao Holdings                                             4,818     43,112        0.0%
    Kolon Corp.                                                1,151     59,173        0.0%
#   Kolon Industries, Inc.                                     7,466    457,420        0.1%
#   Kolon Life Science, Inc.                                   1,865    279,086        0.0%
#   KONA I Co., Ltd.                                           6,921    124,030        0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                  1,683     17,821        0.0%
    Korea Circuit Co., Ltd.                                    7,389     68,119        0.0%
    Korea District Heating Corp.                               1,606     99,672        0.0%
    Korea Electric Power Corp.                                15,780    857,150        0.1%
    Korea Electric Power Corp. Sponsored ADR                  56,037  1,507,395        0.2%
    Korea Electric Terminal Co., Ltd.                          2,136    167,426        0.0%
#   Korea Electronic Certification Authority, Inc.             4,271     32,644        0.0%
    Korea Electronic Power Industrial Development Co., Ltd.    5,312     25,558        0.0%
*   Korea Flange Co., Ltd.                                     2,351     32,946        0.0%
    Korea Gas Corp.                                            9,730    352,029        0.1%
#*  Korea Information & Communications Co, Ltd.                3,785     38,025        0.0%
    Korea Investment Holdings Co., Ltd.                       11,857    476,912        0.1%
#   Korea Kolmar Co., Ltd.                                     4,975    378,665        0.1%
    Korea Kolmar Holdings Co., Ltd.                            1,931     85,509        0.0%
#*  Korea Line Corp.                                           6,199     96,548        0.0%
    Korea PetroChemical Ind Co., Ltd.                          1,349    277,128        0.0%
    Korea United Pharm, Inc.                                   2,571     43,415        0.0%
    Korea Zinc Co., Ltd.                                       1,495    648,277        0.1%
*   Korean Air Lines Co., Ltd.                                13,995    357,563        0.1%
#   Korean Reinsurance Co.                                    41,224    480,259        0.1%
    Kortek Corp.                                               4,957     52,874        0.0%
    KPX Chemical Co., Ltd.                                       618     27,911        0.0%
    KSS LINE, Ltd.                                             1,068     15,924        0.0%
    KT Corp.                                                   2,060     55,181        0.0%
    KT Corp. Sponsored ADR                                    16,060    218,577        0.0%
*   KT Hitel Co., Ltd.                                         4,412     33,890        0.0%
    KT Skylife Co., Ltd.                                      11,241    159,461        0.0%
#*  KTB Investment & Securities Co., Ltd.                     28,137     66,959        0.0%
    KTCS Corp.                                                 5,223     14,229        0.0%
    Ktis Corp.                                                 5,026     21,219        0.0%
    Kukdo Chemical Co., Ltd.                                   1,792    103,000        0.0%
    Kukdong Oil & Chemicals Co., Ltd.                            505     18,615        0.0%
*   Kumho Electric Co., Ltd.                                   1,900     19,788        0.0%
#   Kumho Petrochemical Co., Ltd.                              4,274    254,715        0.0%
#*  Kumho Tire Co., Inc.                                      45,837    329,508        0.1%
    Kumkang Kind Co., Ltd.                                     1,390     65,404        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH KOREA -- (Continued)
    Kwang Dong Pharmaceutical Co., Ltd.                        10,097 $   90,432        0.0%
#*  Kwang Myung Electric Co., Ltd.                             10,100     19,544        0.0%
    Kwangju Bank                                                9,756     76,944        0.0%
*   Kyeryong Construction Industrial Co., Ltd.                  1,581     17,744        0.0%
#   Kyobo Securities Co., Ltd.                                 11,174    103,383        0.0%
#   Kyung Dong Navien Co., Ltd.                                 1,630     55,160        0.0%
#   Kyung-In Synthetic Corp.                                   11,914     43,196        0.0%
#   Kyungbang, Ltd.                                               398     60,760        0.0%
    Kyungchang Industrial Co., Ltd.                             7,192     35,236        0.0%
    KyungDong City Gas Co., Ltd.                                  888     61,959        0.0%
    Kyungdong Pharm Co., Ltd.                                   2,090     32,221        0.0%
#*  LB Semicon, Inc.                                           16,693     43,486        0.0%
    LEADCORP, Inc. (The)                                        6,221     45,781        0.0%
#*  Leaders Cosmetics Co., Ltd.                                 5,667    145,025        0.0%
#   LEENO Industrial, Inc.                                      4,085    153,257        0.0%
    LF Corp.                                                    9,958    224,559        0.0%
    LG Chem, Ltd.                                               8,652  2,244,278        0.2%
    LG Display Co., Ltd.                                       36,833    766,704        0.1%
    LG Display Co., Ltd. ADR                                  172,648  1,769,642        0.2%
#   LG Hausys, Ltd.                                             3,260    427,547        0.1%
    LG Household & Health Care, Ltd.                            2,027  1,784,708        0.2%
    LG Innotek Co., Ltd.                                        6,283    404,471        0.1%
#   LG International Corp.                                      9,697    321,000        0.1%
#*  LG Life Sciences, Ltd.                                      4,147    248,255        0.0%
    LG Uplus Corp.                                            108,252  1,061,925        0.1%
    LMS Co., Ltd.                                               3,047     23,314        0.0%
    Lock&Lock Co., Ltd.                                         4,513     52,466        0.0%
*   Loen Entertainment, Inc.                                      264     17,860        0.0%
#   Lotte Chemical Corp.                                        4,787  1,221,017        0.1%
    Lotte Confectionery Co., Ltd.                                   9     19,731        0.0%
#   LOTTE Fine Chemical Co., Ltd.                               7,369    242,126        0.0%
    Lotte Food Co., Ltd.                                          203    145,853        0.0%
    LOTTE Himart Co., Ltd.                                      4,413    217,986        0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                         29,631     75,315        0.0%
    Lotte Shopping Co., Ltd.                                    2,045    486,882        0.1%
    LS Corp.                                                    9,430    417,870        0.1%
#*  Lumens Co., Ltd.                                           10,101     36,951        0.0%
    Macquarie Korea Infrastructure Fund                        98,886    734,939        0.1%
#*  Macrogen, Inc.                                              2,610     80,023        0.0%
    Maeil Dairy Industry Co., Ltd.                              2,055     83,617        0.0%
#   Mando Corp.                                                 2,462    406,151        0.1%
    Mcnex Co., Ltd.                                             1,630     34,395        0.0%
    MDS Technology Co., Ltd.                                    1,077     19,718        0.0%
#   Medy-Tox, Inc.                                                909    336,025        0.1%
    MegaStudy Co., Ltd.                                         1,272     44,437        0.0%
    MegaStudyEdu Co., Ltd.                                        693     30,342        0.0%
*   Melfas, Inc.                                                5,636     39,937        0.0%
#   Meritz Financial Group, Inc.                               14,701    162,743        0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                   33,955    480,427        0.1%
    Meritz Securities Co., Ltd.                               109,171    343,452        0.1%
    Mirae Asset Securities Co., Ltd.                           23,964    514,875        0.1%
    Miwon Specialty Chemical Co., Ltd.                             84     28,115        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    MK Electron Co., Ltd.                                      3,143 $   25,424        0.0%
*   MNTech Co., Ltd.                                           4,699     19,793        0.0%
    Modetour Network, Inc.                                     3,499     88,961        0.0%
    Monalisa Co., Ltd.                                         4,836     17,911        0.0%
    Moorim P&P Co., Ltd.                                      11,756     44,576        0.0%
*   Moorim Paper Co., Ltd.                                    10,302     27,884        0.0%
    Motonic Corp.                                              2,770     24,445        0.0%
    Multicampus Co., Ltd.                                        719     26,870        0.0%
    Namhae Chemical Corp.                                      3,646     31,517        0.0%
*   Namsun Aluminum Co., Ltd.                                  9,779     10,897        0.0%
    Namyang Dairy Products Co., Ltd.                              88     57,319        0.0%
*   Nanos Co., Ltd.                                              730      2,383        0.0%
    NAVER Corp.                                                4,974  2,947,827        0.3%
    NCSoft Corp.                                               3,539    709,171        0.1%
    NeoPharm Co., Ltd.                                           363     11,506        0.0%
#*  Neowiz Games Corp.                                         5,241     68,554        0.0%
    NEOWIZ HOLDINGS Corp.                                      1,678     22,193        0.0%
    NEPES Corp.                                               10,486     70,060        0.0%
    Nexen Corp.                                                  995     70,530        0.0%
    Nexen Tire Corp.                                          18,210    231,725        0.0%
#*  Nexolon Co., Ltd.                                          3,343      2,736        0.0%
*   Nexon GT Co., Ltd.                                         5,925     62,662        0.0%
    NH Investment & Securities Co., Ltd.                      46,380    402,172        0.1%
*   NHN Entertainment Corp.                                    7,901    418,836        0.1%
#   NHN KCP Corp.                                              4,719     97,591        0.0%
#   NICE Holdings Co., Ltd.                                    9,254    164,431        0.0%
    Nice Information & Telecommunication, Inc.                   396     11,791        0.0%
#   NICE Information Service Co., Ltd.                        21,377    164,682        0.0%
#*  NK Co., Ltd.                                               3,712     14,887        0.0%
    Nong Shim Holdings Co., Ltd.                                 771     99,558        0.0%
    Nong Woo Bio Co., Ltd.                                     2,138     43,850        0.0%
    NongShim Co., Ltd.                                           441    144,421        0.0%
    Noroo Holdings Co., Ltd.                                   1,493     27,222        0.0%
    NOROO Paint & Coatings Co., Ltd.                           3,900     41,746        0.0%
    NPC                                                          363      2,379        0.0%
#*  OCI Co., Ltd.                                              6,489    642,377        0.1%
#*  OPTRON-TEC, Inc.                                           5,461     27,660        0.0%
    Orion Corp.                                                  911    741,172        0.1%
*   Osstem Implant Co., Ltd.                                   4,499    281,709        0.0%
#   Ottogi Corp.                                                 253    180,836        0.0%
*   Pan Ocean Co., Ltd.                                       16,353     56,817        0.0%
    Pan-Pacific Co., Ltd.                                      8,935     43,635        0.0%
#*  PaperCorea, Inc.                                          55,279     35,901        0.0%
    Partron Co., Ltd.                                         21,564    209,979        0.0%
#*  Paru Co., Ltd.                                            10,865     41,036        0.0%
#   Posco M-Tech Co., Ltd.                                    17,041     46,705        0.0%
*   Power Logics Co., Ltd.                                    15,967     59,058        0.0%
    PSK, Inc.                                                  3,211     28,138        0.0%
    Pulmuone Co., Ltd.                                           425     66,862        0.0%
    Pyeong Hwa Automotive Co., Ltd.                            5,629     63,270        0.0%
#*  Redrover Co., Ltd.                                         8,113     55,840        0.0%
    RFsemi Technologies, Inc.                                  3,027     19,715        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SOUTH KOREA -- (Continued)
    RFTech Co., Ltd.                                           5,319 $    32,306        0.0%
    Romanson Co., Ltd.                                         1,768      20,073        0.0%
*   S&C Engine Group, Ltd.                                    29,984      41,954        0.0%
*   S&S Tech Corp.                                             1,436      10,568        0.0%
    S&T Corp.                                                    669      15,214        0.0%
    S&T Holdings Co., Ltd.                                     2,865      59,968        0.0%
    S&T Motiv Co., Ltd.                                        3,016     175,821        0.0%
    S-1 Corp.                                                  3,773     307,732        0.1%
    S-Energy Co., Ltd.                                         3,611      28,248        0.0%
*   S-MAC Co., Ltd.                                            6,155      42,510        0.0%
    S-Oil Corp.                                                8,108     616,234        0.1%
*   Sajo Industries Co., Ltd.                                  1,099      55,455        0.0%
#*  Sajodongaone Co., Ltd.                                     8,260      14,120        0.0%
*   SAJOHAEPYO Corp.                                             466       6,221        0.0%
    Sam Young Electronics Co., Ltd.                            1,232      13,443        0.0%
    Sam Yung Trading Co., Ltd.                                 2,370      43,837        0.0%
    Samchully Co., Ltd.                                        1,080     101,539        0.0%
    Samchuly Bicycle Co., Ltd.                                   879      17,065        0.0%
    Samho Development Co., Ltd.                                6,107      19,595        0.0%
*   Samho International Co., Ltd.                              2,508      34,341        0.0%
    SAMHWA Paints Industrial Co., Ltd.                         3,040      33,650        0.0%
#   Samick Musical Instruments Co., Ltd.                      14,805      39,871        0.0%
    Samick THK Co., Ltd.                                       4,280      38,841        0.0%
    Samjin Pharmaceutical Co., Ltd.                            4,553     109,158        0.0%
    Samkwang Glass                                               673      52,454        0.0%
#   Samlip General Foods Co., Ltd.                               861     160,468        0.0%
    Sammok S-Form Co., Ltd.                                    1,057      26,997        0.0%
    Samsung C&T Corp.                                          2,659     304,721        0.1%
    Samsung Card Co., Ltd.                                     8,621     292,959        0.0%
    Samsung Electro-Mechanics Co., Ltd.                       18,118     824,745        0.1%
    Samsung Electronics Co., Ltd.                             19,984  21,779,173        2.1%
    Samsung Electronics Co., Ltd. GDR                         16,921   9,239,845        0.9%
*   Samsung Engineering Co., Ltd.                             27,379     301,941        0.1%
    Samsung Fire & Marine Insurance Co., Ltd.                 10,006   2,579,378        0.3%
#*  Samsung Heavy Industries Co., Ltd.                        51,695     481,337        0.1%
    Samsung Life Insurance Co., Ltd.                          13,761   1,320,121        0.1%
    Samsung SDI Co., Ltd.                                     10,257   1,021,452        0.1%
    Samsung Securities Co., Ltd.                              19,243     660,882        0.1%
*   SAMT Co., Ltd.                                            13,261      24,399        0.0%
    Samyang Corp.                                                334      28,408        0.0%
    Samyang Holdings Corp.                                       957     136,346        0.0%
    Samyang Tongsang Co., Ltd.                                   603      23,817        0.0%
*   Samyoung Chemical Co., Ltd.                                6,670      10,191        0.0%
#*  Sangbo Corp.                                               5,778      28,344        0.0%
    Sangsin Brake                                              2,008      14,333        0.0%
    SBS Contents Hub Co., Ltd.                                 1,410      14,879        0.0%
    SBS Media Holdings Co., Ltd.                              22,546      65,394        0.0%
    Seah Besteel Corp.                                         7,278     185,559        0.0%
    SeAH Holdings Corp.                                          419      51,136        0.0%
    SeAH Steel Corp.                                           1,827     132,826        0.0%
    Sebang Co., Ltd.                                           6,087      91,728        0.0%
    Sebang Global Battery Co., Ltd.                            3,780     142,511        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH KOREA -- (Continued)
#*  Seegene, Inc.                                               1,896 $   57,971        0.0%
    Sejong Industrial Co., Ltd.                                 6,842     59,347        0.0%
    Sekonix Co., Ltd.                                           3,870     59,694        0.0%
    Sempio Foods Co.                                              710     30,234        0.0%
#*  Seobu T&D                                                   4,048     82,350        0.0%
    Seohan Co., Ltd.                                           46,096     84,401        0.0%
*   Seohee Construction Co., Ltd.                              78,852     83,355        0.0%
    Seoul Auction Co., Ltd.                                     1,819     29,745        0.0%
#   Seoul Semiconductor Co., Ltd.                              15,450    207,657        0.0%
    SEOWONINTECH Co., Ltd.                                      4,409     44,564        0.0%
    Seoyon Co., Ltd.                                            6,326     68,183        0.0%
*   Sewon Cellontech Co., Ltd.                                 11,429     35,534        0.0%
    Sewon Precision Industry Co., Ltd.                          1,917     34,118        0.0%
#   SEWOONMEDICAL Co., Ltd.                                    10,144     40,780        0.0%
    SFA Engineering Corp.                                       2,564    127,886        0.0%
#*  SFA Semicon Co., Ltd.                                      25,047     54,595        0.0%
#*  SG Corp.                                                   77,870     76,928        0.0%
    SH Energy & Chemical Co., Ltd.                             45,156     59,533        0.0%
    Shinhan Financial Group Co., Ltd.                          38,789  1,422,235        0.2%
    Shinhan Financial Group Co., Ltd. ADR                      20,352    744,069        0.1%
    Shinsegae Co., Ltd.                                         2,647    489,447        0.1%
    Shinsegae Engineering & Construction Co., Ltd.              1,481     63,394        0.0%
    Shinsegae Information & Communication Co., Ltd.               372     29,309        0.0%
    Shinsegae International, Inc.                                 432     29,377        0.0%
*   Shinsung Solar Energy Co., Ltd.                            13,470     20,282        0.0%
#*  Shinsung Tongsang Co., Ltd.                                52,297     75,180        0.0%
*   Shinwha Intertek Corp.                                      7,862     30,939        0.0%
*   Shinwon Corp.                                              19,797     32,512        0.0%
    Shinyoung Securities Co., Ltd.                                632     29,770        0.0%
    SHOWBOX Corp.                                              10,454     73,947        0.0%
*   Signetics Corp.                                            17,527     25,784        0.0%
*   SIGONG TECH Co., Ltd.                                       6,507     36,375        0.0%
    Silicon Works Co., Ltd.                                     3,521     98,264        0.0%
    Silla Co., Ltd.                                             3,715     56,379        0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                16,220     41,648        0.0%
    SIMPAC, Inc.                                                5,344     23,754        0.0%
    Sindoh Co., Ltd.                                            1,380     59,165        0.0%
    SJM Co., Ltd.                                               3,600     23,661        0.0%
#   SK Chemicals Co., Ltd.                                      4,649    296,008        0.0%
#*  SK Communications Co., Ltd.                                 4,426     14,311        0.0%
#   SK Gas, Ltd.                                                2,393    178,571        0.0%
    SK Holdings Co., Ltd.                                       3,684    722,025        0.1%
    SK Hynix, Inc.                                            184,169  4,517,261        0.5%
    SK Innovation Co., Ltd.                                    10,685  1,443,087        0.2%
    SK Materials Co., Ltd.                                      2,534    263,379        0.0%
    SK Networks Co., Ltd.                                      60,167    357,368        0.1%
#*  SK Securities Co., Ltd.                                   123,695    124,346        0.0%
    SK Telecom Co., Ltd.                                        1,994    362,109        0.1%
#   SKC Co., Ltd.                                              10,988    269,202        0.0%
    SL Corp.                                                    7,580    105,986        0.0%
#*  SM Entertainment Co.                                        5,480    196,587        0.0%
    SMCore, Inc.                                                1,336      7,539        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
*   Solborn, Inc.                                              3,048 $ 16,433        0.0%
    Solid, Inc.                                                6,454   25,157        0.0%
    Songwon Industrial Co., Ltd.                               3,522   64,116        0.0%
*   Sonokong Co., Ltd.                                         3,721   22,644        0.0%
    Soulbrain Co., Ltd.                                        4,731  180,143        0.0%
    Spigen Korea Co., Ltd.                                       522   24,663        0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      7,736  142,199        0.0%
*   STX Corp.                                                  1,655    3,707        0.0%
#   Suheung Co., Ltd.                                          1,935   78,044        0.0%
    Sunchang Corp.                                             4,035   45,641        0.0%
#   Sung Kwang Bend Co., Ltd.                                 11,782  125,098        0.0%
#   Sungchang Enterprise Holdings, Ltd.                        1,404   44,545        0.0%
*   Sungshin Cement Co., Ltd.                                  7,455   91,285        0.0%
    Sungwoo Hitech Co., Ltd.                                  18,826  153,414        0.0%
    Sunjin Co., Ltd.                                           1,592   41,238        0.0%
#*  Suprema HQ, Inc.                                           1,525   11,450        0.0%
#*  Suprema, Inc.                                              1,413   33,543        0.0%
*   Synopex, Inc.                                             28,253   42,661        0.0%
    Taekwang Industrial Co., Ltd.                                196  170,551        0.0%
*   Taewoong Co., Ltd.                                         5,397   86,162        0.0%
*   Taeyoung Engineering & Construction Co., Ltd.             18,899  106,309        0.0%
*   Taihan Textile Co., Ltd.                                      62    2,661        0.0%
    Tailim Packaging Industrial Co., Ltd.                     15,780   43,107        0.0%
#*  TBH Global Co., Ltd.                                       4,018   41,092        0.0%
#   TechWing, Inc.                                             5,460   61,354        0.0%
*   Tera Semicon Co., Ltd.                                       573   13,417        0.0%
    TES Co., Ltd.                                              5,140   61,190        0.0%
*   TK Chemical Corp.                                         26,714   53,648        0.0%
    TK Corp.                                                   8,295   78,085        0.0%
    Tokai Carbon Korea Co., Ltd.                                 717   27,841        0.0%
    Tongyang Life Insurance Co, Ltd.                          20,076  186,081        0.0%
    Tongyang, Inc.                                            56,091  172,791        0.0%
*   Top Engineering Co., Ltd.                                  3,447   18,995        0.0%
    Toptec Co., Ltd.                                           2,868   77,796        0.0%
    Tovis Co., Ltd.                                            8,227   70,200        0.0%
    TS Corp.                                                   1,940   37,239        0.0%
    UBCare Co., Ltd.                                          11,292   40,085        0.0%
    Ubiquoss, Inc.                                             4,502   51,758        0.0%
*   Ubivelox, Inc.                                             1,255   13,547        0.0%
    Uju Electronics Co., Ltd.                                  3,162   43,422        0.0%
    Unid Co., Ltd.                                             2,292   94,423        0.0%
    Uniquest Corp.                                             2,220    7,725        0.0%
*   Unison Co., Ltd.                                           6,034    8,768        0.0%
    UniTest, Inc.                                              2,846   20,122        0.0%
#   Value Added Technologies Co., Ltd.                         3,058  102,966        0.0%
    Vieworks Co., Ltd.                                         3,242  142,891        0.0%
#   Visang Education, Inc.                                     4,557   51,726        0.0%
#*  Webzen, Inc.                                               5,851  118,849        0.0%
#*  WeMade Entertainment Co., Ltd.                             1,072   24,620        0.0%
    Whanin Pharmaceutical Co., Ltd.                            2,219   31,410        0.0%
    WillBes & Co. (The)                                       16,224   30,565        0.0%
*   Winix, Inc.                                                2,076   23,812        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
SOUTH KOREA -- (Continued)
    WiSoL Co., Ltd.                                             6,120 $     88,265        0.0%
*   WIZIT Co., Ltd.                                             9,117       12,524        0.0%
*   Wonik Cube Corp.                                            3,316        8,824        0.0%
#*  Wonik IPS Co., Ltd.                                        29,717      289,502        0.0%
#*  Wonik Materials Co., Ltd.                                     810       42,097        0.0%
*   Wonik QnC Corp.                                             1,326       17,538        0.0%
*   Woongjin Co., Ltd.                                         23,561       63,295        0.0%
#*  Woongjin Energy Co., Ltd.                                  14,020       15,206        0.0%
*   Woongjin Thinkbig Co., Ltd.                                 7,573       90,943        0.0%
*   Wooree ETI Co., Ltd.                                       15,808       30,041        0.0%
    Woori Bank                                                 55,234      507,492        0.1%
#   Woori Bank Sponsored ADR                                    3,029       83,525        0.0%
*   Woori Investment Bank Co., Ltd.                            51,594       29,110        0.0%
    Y G-1 Co., Ltd.                                             5,966       56,135        0.0%
*   YD Online Corp.                                             1,798       11,385        0.0%
*   YeaRimDang Publishing Co., Ltd.                             3,338       13,262        0.0%
    YESCO Co., Ltd.                                               510       16,668        0.0%
    YG Entertainment, Inc.                                      2,213       82,806        0.0%
    Yoosung Enterprise Co., Ltd.                               10,361       37,214        0.0%
    Youlchon Chemical Co., Ltd.                                 3,560       39,814        0.0%
    Young Poong Corp.                                             134      127,053        0.0%
    Young Poong Precision Corp.                                 6,555       52,920        0.0%
    Youngone Corp.                                              6,998      279,882        0.0%
    Youngone Holdings Co., Ltd.                                 2,741      154,448        0.0%
#*  Yuanta Securities Korea Co., Ltd.                          30,918       97,108        0.0%
                                                                      ------------       ----
TOTAL SOUTH KOREA                                                      151,078,919       14.8%
                                                                      ------------       ----
TAIWAN -- (13.2%)
    A-DATA Technology Co., Ltd.                               104,605       96,601        0.0%
    Ability Enterprise Co., Ltd.                              166,508       95,985        0.0%
    AcBel Polytech, Inc.                                      138,685      101,815        0.0%
#   Accton Technology Corp.                                   225,858      211,440        0.0%
#*  Acer, Inc.                                                990,287      351,310        0.1%
    ACES Electronic Co., Ltd.                                  31,000       29,490        0.0%
    Achem Technology Corp.                                     93,526       35,750        0.0%
*   Acme Electronics Corp.                                     26,000        9,934        0.0%
    Acter Co., Ltd.                                            13,000       33,949        0.0%
    Actron Technology Corp.                                    33,000      130,987        0.0%
#   Adlink Technology, Inc.                                    38,814       79,910        0.0%
    Advanced Ceramic X Corp.                                   17,000       89,142        0.0%
*   Advanced Connectek, Inc.                                  122,000       23,580        0.0%
    Advanced International Multitech Co., Ltd.                 42,000       28,146        0.0%
    Advanced Semiconductor Engineering, Inc.                  617,774      594,443        0.1%
    Advanced Semiconductor Engineering, Inc. ADR              165,684      849,959        0.1%
#   Advanced Wireless Semiconductor Co.                        63,000      114,874        0.0%
    Advancetek Enterprise Co., Ltd.                            87,580       53,689        0.0%
#   Advantech Co., Ltd.                                        60,555      426,776        0.1%
*   AGV Products Corp.                                        283,914       70,509        0.0%
    Airtac International Group                                 43,450      287,110        0.1%
    Alcor Micro Corp.                                          17,000        9,818        0.0%
    ALI Corp.                                                  98,000       59,074        0.0%
    Alltek Technology Corp.                                    24,150       22,529        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Alpha Networks, Inc.                                        130,500 $   65,207        0.0%
#   Altek Corp.                                                 117,727     88,099        0.0%
    Ambassador Hotel (The)                                       50,000     39,790        0.0%
    AMPOC Far-East Co., Ltd.                                     31,000     24,273        0.0%
    AmTRAN Technology Co., Ltd.                                 383,907    237,227        0.0%
    Anpec Electronics Corp.                                      27,454     20,791        0.0%
    Apacer Technology, Inc.                                      82,846     54,894        0.0%
    APCB, Inc.                                                   70,000     36,528        0.0%
    Apex Biotechnology Corp.                                     35,477     47,094        0.0%
    Apex International Co., Ltd.                                 49,710     54,942        0.0%
    Apex Medical Corp.                                           21,000     26,449        0.0%
    Apex Science & Engineering                                   68,848     19,412        0.0%
    Arcadyan Technology Corp.                                    51,859     67,700        0.0%
    Ardentec Corp.                                              199,417    124,035        0.0%
*   Arima Communications Corp.                                  106,087     20,698        0.0%
    Asia Cement Corp.                                           440,696    392,079        0.1%
*   Asia Optical Co., Inc.                                      132,000     97,906        0.0%
    Asia Plastic Recycling Holding, Ltd.                         70,377     40,989        0.0%
    Asia Polymer Corp.                                          154,560     85,513        0.0%
#   Asia Vital Components Co., Ltd.                             148,278    116,301        0.0%
    ASMedia Technology, Inc.                                      4,000     18,429        0.0%
    ASPEED Technology, Inc.                                       9,599     87,687        0.0%
    ASROCK, Inc.                                                 20,000     27,424        0.0%
    Asustek Computer, Inc.                                      112,996    990,564        0.1%
    Aten International Co., Ltd.                                 39,000     96,900        0.0%
#   AU Optronics Corp.                                        3,684,000  1,054,185        0.1%
    AU Optronics Corp. Sponsored ADR                             78,775    220,570        0.0%
    Audix Corp.                                                  52,800     54,756        0.0%
#   Aurora Corp.                                                 33,693     58,270        0.0%
    AV Tech Corp.                                                10,000      7,734        0.0%
    Avermedia Technologies                                       55,690     15,316        0.0%
*   Avision, Inc.                                                64,693     14,138        0.0%
#   AVY Precision Technology, Inc.                               37,060     53,469        0.0%
    Awea Mechantronic Co., Ltd.                                  12,600     11,766        0.0%
    Bank of Kaohsiung Co., Ltd.                                 141,479     37,783        0.0%
    Basso Industry Corp.                                         14,000     31,275        0.0%
    BenQ Materials Corp.                                         87,000     46,728        0.0%
    BES Engineering Corp.                                       788,000    146,788        0.0%
    Bionime Corp.                                                 7,000     10,182        0.0%
*   Biostar Microtech International Corp.                        73,000     16,731        0.0%
    Bioteque Corp.                                               12,010     58,961        0.0%
#   Bizlink Holding, Inc.                                        39,098    221,911        0.0%
    Boardtek Electronics Corp.                                   63,000     90,196        0.0%
    Bright Led Electronics Corp.                                 76,100     19,178        0.0%
    C Sun Manufacturing, Ltd.                                    68,000     29,755        0.0%
    Capital Securities Corp.                                    944,731    248,777        0.0%
#   Career Technology MFG. Co., Ltd.                            156,000     88,598        0.0%
*   Carnival Industrial Corp.                                    65,000      9,831        0.0%
    Casetek Holdings, Ltd.                                       36,000    161,671        0.0%
    Catcher Technology Co., Ltd.                                168,509  1,179,367        0.1%
    Cathay Financial Holding Co., Ltd.                        1,382,125  1,547,687        0.2%
    Cathay Real Estate Development Co., Ltd.                    381,000    168,643        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
#   Chailease Holding Co., Ltd.                                 201,000 $  336,371        0.1%
    ChainQui Construction Development Co., Ltd.                  48,000     35,167        0.0%
*   Champion Building Materials Co., Ltd.                       168,000     36,056        0.0%
#   Chang Hwa Commercial Bank, Ltd.                             980,293    511,047        0.1%
    Chang Wah Electromaterials, Inc.                             17,249     45,777        0.0%
    Channel Well Technology Co., Ltd.                            54,000     44,499        0.0%
    Charoen Pokphand Enterprise                                 106,160     91,691        0.0%
#   Chaun-Choung Technology Corp.                                37,000    126,150        0.0%
    CHC Resources Corp.                                          27,618     51,580        0.0%
    Chen Full International Co., Ltd.                            46,000     84,673        0.0%
    Chenbro Micom Co., Ltd.                                      37,000     59,950        0.0%
    Cheng Loong Corp.                                           444,480    159,011        0.0%
    Cheng Shin Rubber Industry Co., Ltd.                        441,808    916,734        0.1%
    Cheng Uei Precision Industry Co., Ltd.                      234,159    300,474        0.1%
*   Chenming Mold Industry Corp.                                 41,000     16,478        0.0%
    Chia Chang Co., Ltd.                                         89,000     63,997        0.0%
    Chicony Electronics Co., Ltd.                               169,575    406,223        0.1%
    Chien Kuo Construction Co., Ltd.                            138,675     38,531        0.0%
#   Chilisin Electronics Corp.                                   50,324     82,861        0.0%
    Chime Ball Technology Co., Ltd.                               9,000     15,397        0.0%
    Chimei Materials Technology Corp.                           155,250     84,228        0.0%
    Chin-Poon Industrial Co., Ltd.                              146,113    295,286        0.1%
*   China Airlines, Ltd.                                      1,307,062    426,637        0.1%
    China Bills Finance Corp.                                   127,000     48,419        0.0%
    China Chemical & Pharmaceutical Co., Ltd.                   125,000     72,346        0.0%
#   China Development Financial Holding Corp.                 2,682,579    682,391        0.1%
    China Ecotek Corp.                                           10,000     16,719        0.0%
*   China Electric Manufacturing Corp.                          103,000     25,548        0.0%
    China General Plastics Corp.                                170,872     82,630        0.0%
    China Glaze Co., Ltd.                                        61,000     19,807        0.0%
    China Life Insurance Co., Ltd.                              935,002    702,707        0.1%
*   China Man-Made Fiber Corp.                                  264,000     63,635        0.0%
    China Metal Products                                        136,190    160,797        0.0%
    China Motor Corp.                                            98,000     68,584        0.0%
#*  China Petrochemical Development Corp.                     1,132,092    285,609        0.1%
#   China Steel Chemical Corp.                                   55,227    184,364        0.0%
#   China Steel Corp.                                         1,967,940  1,379,669        0.2%
    China Steel Structure Co., Ltd.                              70,000     49,446        0.0%
    China Synthetic Rubber Corp.                                253,681    186,748        0.0%
    China Wire & Cable Co., Ltd.                                 21,600      8,356        0.0%
    Chinese Maritime Transport, Ltd.                             56,000     41,670        0.0%
    Chipbond Technology Corp.                                   266,000    352,947        0.1%
    ChipMOS TECHNOLOGIES, Inc.                                   45,000     43,478        0.0%
    Chlitina Holding, Ltd.                                        8,000     56,200        0.0%
    Chong Hong Construction Co., Ltd.                            58,361     93,363        0.0%
    Chroma ATE, Inc.                                             73,466    162,733        0.0%
    Chun YU Works & Co., Ltd.                                   122,000     52,572        0.0%
    Chun Yuan Steel                                             207,999     69,590        0.0%
*   Chung Hung Steel Corp.                                      438,889     81,488        0.0%
    Chung Hwa Pulp Corp.                                        206,246     63,620        0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.         212,000    121,477        0.0%
    Chunghwa Telecom Co., Ltd.                                  214,800    725,215        0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Chunghwa Telecom Co., Ltd. ADR                               35,415 $1,207,651        0.1%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                    53,000     27,650        0.0%
    Cleanaway Co., Ltd.                                          21,000    113,632        0.0%
#   Clevo Co.                                                   232,869    203,587        0.0%
*   CMC Magnetics Corp.                                       1,061,642    107,772        0.0%
*   CoAsia Microelectronics Corp.                                63,000     39,319        0.0%
    Compal Electronics, Inc.                                  1,666,086    977,973        0.1%
#   Compeq Manufacturing Co., Ltd.                              509,000    281,633        0.1%
*   Concord Securities Co., Ltd.                                276,000     53,483        0.0%
*   Continental Holdings Corp.                                  229,250     78,801        0.0%
    Coretronic Corp.                                            292,000    265,008        0.0%
    Cowealth Medical Holding Co., Ltd.                            6,000     12,577        0.0%
    Coxon Precise Industrial Co., Ltd.                           59,000     82,643        0.0%
    Crystalwise Technology, Inc.                                 59,115     15,848        0.0%
#   CSBC Corp. Taiwan                                           235,440    112,586        0.0%
    CTBC Financial Holding Co., Ltd.                          2,793,160  1,415,505        0.2%
    CTCI Corp.                                                  174,555    227,078        0.0%
#   Cub Elecparts, Inc.                                          13,663    165,105        0.0%
    CviLux Corp.                                                 39,329     31,850        0.0%
    Cyberlink Corp.                                              23,356     50,472        0.0%
    CyberPower Systems, Inc.                                     16,000     48,007        0.0%
    CyberTAN Technology, Inc.                                   139,576     71,725        0.0%
#*  D-Link Corp.                                                419,148    130,837        0.0%
    DA CIN Construction Co., Ltd.                                71,000     34,195        0.0%
    Da-Li Development Co., Ltd.                                  56,356     38,108        0.0%
    Dafeng TV, Ltd.                                              25,130     29,571        0.0%
#*  Danen Technology Corp.                                      188,000     45,133        0.0%
    Darfon Electronics Corp.                                    109,000     66,336        0.0%
    Darwin Precisions Corp.                                     196,000     73,358        0.0%
*   Delpha Construction Co., Ltd.                                60,639     31,070        0.0%
    Delta Electronics, Inc.                                     264,940  1,227,235        0.1%
    Depo Auto Parts Ind Co., Ltd.                                48,000    148,275        0.0%
    DFI, Inc.                                                    16,460     30,794        0.0%
    Dimerco Express Corp.                                        34,000     16,837        0.0%
    Dynacolor, Inc.                                              16,000     24,826        0.0%
*   Dynamic Electronics Co., Ltd.                               146,006     38,031        0.0%
    Dynapack International Technology Corp.                      75,000    112,492        0.0%
#*  E Ink Holdings, Inc.                                        404,000    187,134        0.0%
    E-Lead Electronic Co., Ltd.                                  39,000     40,691        0.0%
    E-Life Mall Corp.                                            30,000     53,996        0.0%
*   E-Ton Solar Tech Co., Ltd.                                  123,032     38,103        0.0%
    E.Sun Financial Holding Co., Ltd.                         1,369,129    757,803        0.1%
*   Eastern Media International Corp.                           278,406     49,043        0.0%
    Eclat Textile Co., Ltd.                                      48,176    548,344        0.1%
    Edimax Technology Co., Ltd.                                  91,044     28,139        0.0%
    Edison Opto Corp.                                            54,000     24,111        0.0%
#   Edom Technology Co., Ltd.                                    72,740     36,661        0.0%
    eGalax_eMPIA Technology, Inc.                                20,257     34,897        0.0%
#   Elan Microelectronics Corp.                                 131,370    135,698        0.0%
    Elite Advanced Laser Corp.                                   43,200    206,710        0.0%
#   Elite Material Co., Ltd.                                    118,909    211,502        0.0%
#   Elite Semiconductor Memory Technology, Inc.                 122,000     98,963        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Elitegroup Computer Systems Co., Ltd.                       161,235 $   98,652        0.0%
#   eMemory Technology, Inc.                                     23,000    251,357        0.0%
    ENG Electric Co., Ltd.                                       56,180     29,680        0.0%
    Ennoconn Corp.                                                4,000     50,893        0.0%
    EnTie Commercial Bank Co., Ltd.                             103,500     44,503        0.0%
*   Episil Holdings, Inc.                                        58,000     21,169        0.0%
#   Epistar Corp.                                               506,954    324,661        0.1%
    Eson Precision Ind. Co., Ltd.                                30,000     29,934        0.0%
    Eternal Materials Co., Ltd.                                 247,042    246,827        0.0%
#   Etron Technology, Inc.                                      212,000     80,109        0.0%
*   Eva Airways Corp.                                           770,906    381,585        0.1%
    Everest Textile Co., Ltd.                                   127,000     60,432        0.0%
    Evergreen International Storage & Transport Corp.           285,000    115,109        0.0%
#   Everlight Electronics Co., Ltd.                             170,149    237,900        0.0%
*   Everspring Industry Co., Ltd.                                30,000     17,712        0.0%
    Excelsior Medical Co., Ltd.                                  44,800     68,627        0.0%
    Far Eastern Department Stores, Ltd.                         455,370    243,670        0.0%
#   Far Eastern International Bank                            1,047,414    303,933        0.1%
    Far Eastern New Century Corp.                               672,560    502,256        0.1%
    Far EasTone Telecommunications Co., Ltd.                    408,000    920,004        0.1%
    Faraday Technology Corp.                                     63,442     84,822        0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                  24,000     10,926        0.0%
    Farglory Land Development Co., Ltd.                         164,442    196,677        0.0%
#   Federal Corp.                                               226,205    100,484        0.0%
    Feedback Technology Corp.                                    12,000     19,062        0.0%
    Feng Hsin Steel Co., Ltd.                                   182,550    257,283        0.0%
#   Feng TAY Enterprise Co., Ltd.                               100,096    430,097        0.1%
    First Copper Technology Co., Ltd.                            36,000      7,886        0.0%
    First Financial Holding Co., Ltd.                         1,766,739    864,023        0.1%
    First Hotel                                                  71,226     40,599        0.0%
    First Insurance Co, Ltd. (The)                               93,606     33,325        0.0%
    First Steamship Co., Ltd.                                   227,595     60,103        0.0%
#   FLEXium Interconnect, Inc.                                  125,949    288,798        0.1%
#   Flytech Technology Co., Ltd.                                 41,373    138,876        0.0%
    FocalTech Systems Co., Ltd.                                  80,792     69,188        0.0%
    Formosa Advanced Technologies Co., Ltd.                      74,000     51,273        0.0%
    Formosa Chemicals & Fibre Corp.                             256,378    653,299        0.1%
    Formosa International Hotels Corp.                           16,905    102,381        0.0%
    Formosa Oilseed Processing Co., Ltd.                         57,000     52,451        0.0%
    Formosa Optical Technology Co., Ltd.                          7,000     16,675        0.0%
    Formosa Petrochemical Corp.                                 145,000    411,273        0.1%
    Formosa Plastics Corp.                                      321,134    797,539        0.1%
    Formosa Taffeta Co., Ltd.                                   121,000    110,696        0.0%
#   Formosan Rubber Group, Inc.                                 222,000    114,408        0.0%
    Formosan Union Chemical                                      95,266     46,331        0.0%
    Fortune Electric Co., Ltd.                                   37,000     17,400        0.0%
    Founding Construction & Development Co., Ltd.                68,058     36,676        0.0%
    Foxconn Technology Co., Ltd.                                180,373    371,052        0.1%
    Foxlink Image Technology Co., Ltd.                           63,000     30,109        0.0%
    Froch Enterprise Co., Ltd.                                   56,713     17,910        0.0%
    FSP Technology, Inc.                                         65,886     49,017        0.0%
    Fubon Financial Holding Co., Ltd.                         1,266,896  1,534,615        0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Fulgent Sun International Holding Co., Ltd.                  20,000 $ 38,290        0.0%
    Fullerton Technology Co., Ltd.                               69,000   51,623        0.0%
    Fulltech Fiber Glass Corp.                                  117,544   37,569        0.0%
    Fwusow Industry Co., Ltd.                                    31,442   14,709        0.0%
    G Shank Enterprise Co., Ltd.                                 63,382   44,224        0.0%
*   G Tech Optoelectronics Corp.                                 74,000   21,368        0.0%
    Gallant Precision Machining Co., Ltd.                        76,000   33,193        0.0%
#   Gamania Digital Entertainment Co., Ltd.                      25,000   23,526        0.0%
    Gemtek Technology Corp.                                     160,574   82,591        0.0%
*   Genesis Photonics, Inc.                                     170,520   29,631        0.0%
#*  Genius Electronic Optical Co., Ltd.                          39,071   54,479        0.0%
    GeoVision, Inc.                                              32,110   67,864        0.0%
    Getac Technology Corp.                                      197,000  132,765        0.0%
#   Giant Manufacturing Co., Ltd.                                69,287  415,440        0.1%
*   Giantplus Technology Co., Ltd.                              118,000   65,708        0.0%
    Giga Solution Tech Co., Ltd.                                 54,000   31,681        0.0%
#   Gigabyte Technology Co., Ltd.                               304,000  324,524        0.1%
    Gigasolar Materials Corp.                                     8,280  137,455        0.0%
#*  Gigastorage Corp.                                           154,213  114,632        0.0%
    Ginko International Co., Ltd.                                12,000  129,818        0.0%
#*  Gintech Energy Corp.                                        217,670  147,798        0.0%
*   Global Brands Manufacture, Ltd.                             101,666   22,980        0.0%
    Global Lighting Technologies, Inc.                           38,000   68,043        0.0%
    Global Mixed Mode Technology, Inc.                           20,000   41,298        0.0%
    Global Unichip Corp.                                         31,000   72,351        0.0%
    Globalwafers Co., Ltd.                                        7,000   16,032        0.0%
    Globe Union Industrial Corp.                                128,518   60,399        0.0%
    Gloria Material Technology Corp.                            243,950  133,173        0.0%
#   Glory Science Co., Ltd.                                      32,467   50,412        0.0%
*   Gold Circuit Electronics, Ltd.                              232,263   58,085        0.0%
#   Goldsun Building Materials Co., Ltd.                        641,730  165,341        0.0%
    Good Will Instrument Co., Ltd.                                6,533    3,650        0.0%
    Gourmet Master Co., Ltd.                                     28,000  225,120        0.0%
    Grand Ocean Retail Group, Ltd.                               28,000   19,562        0.0%
    Grand Pacific Petrochemical                                 456,000  236,442        0.0%
    Grand Plastic Technology Corp.                               10,000   72,214        0.0%
#   Grape King Bio, Ltd.                                         42,000  252,450        0.0%
    Great China Metal Industry                                   90,000   74,545        0.0%
    Great Taipei Gas Co., Ltd.                                  105,000   75,670        0.0%
#   Great Wall Enterprise Co., Ltd.                             298,682  202,346        0.0%
    Greatek Electronics, Inc.                                   131,000  148,954        0.0%
#*  Green Energy Technology, Inc.                               132,537   74,019        0.0%
*   GTM Holdings Corp.                                           39,000   14,975        0.0%
    Hakers Enterprise Co., Ltd.                                   6,300   14,267        0.0%
    Hannstar Board Corp.                                        185,681   53,274        0.0%
#*  HannStar Display Corp.                                    1,489,667  172,726        0.0%
*   HannsTouch Solution, Inc.                                   225,743   49,207        0.0%
    Harvatek Corp.                                               83,052   25,161        0.0%
    Hi-Clearance, Inc.                                            5,000   15,090        0.0%
#   Highwealth Construction Corp.                               304,918  457,069        0.1%
#   Hiroca Holdings, Ltd.                                        24,728   97,071        0.0%
#   HiTi Digital, Inc.                                           79,956   34,468        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Hitron Technology, Inc.                                     128,000 $   71,207        0.0%
#   Hiwin Technologies Corp.                                     65,941    289,192        0.1%
*   Ho Tung Chemical Corp.                                      469,993    104,384        0.0%
    Hocheng Corp.                                               137,300     33,650        0.0%
    Holiday Entertainment Co., Ltd.                              25,000     40,155        0.0%
#   Holtek Semiconductor, Inc.                                   89,000    142,518        0.0%
    Holy Stone Enterprise Co., Ltd.                             103,500    106,069        0.0%
#   Hon Hai Precision Industry Co., Ltd.                      3,279,545  7,812,084        0.8%
    Hon Hai Precision Industry Co., Ltd. GDR                    144,169    701,730        0.1%
    Hong TAI Electric Industrial                                 80,000     20,909        0.0%
    Hong YI Fiber Industry Co.                                   37,000     24,031        0.0%
#   Horizon Securities Co., Ltd.                                220,000     38,513        0.0%
#   Hota Industrial Manufacturing Co., Ltd.                      69,919    334,532        0.1%
    Hotai Motor Co., Ltd.                                        50,000    492,359        0.1%
    Hsin Kuang Steel Co., Ltd.                                   92,788     44,695        0.0%
    Hsin Yung Chien Co., Ltd.                                    15,900     38,870        0.0%
#   Hu Lane Associate, Inc.                                      38,151    176,430        0.0%
*   HUA ENG Wire & Cable Co., Ltd.                              157,000     32,818        0.0%
    Hua Nan Financial Holdings Co., Ltd.                      1,071,237    519,010        0.1%
#   Huaku Development Co., Ltd.                                 129,465    228,339        0.0%
    Huang Hsiang Construction Corp.                              60,000     53,197        0.0%
    Hung Ching Development & Construction Co., Ltd.              68,000     37,480        0.0%
    Hung Poo Real Estate Development Corp.                      129,609    104,515        0.0%
#   Hung Sheng Construction, Ltd.                               254,000    125,000        0.0%
    Huxen Corp.                                                  10,000     14,120        0.0%
    Hwa Fong Rubber Co., Ltd.                                   144,540     49,858        0.0%
*   Hwacom Systems, Inc.                                         43,000     13,311        0.0%
    I-Chiun Precision Industry Co., Ltd.                         53,000     14,425        0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                      30,000     35,237        0.0%
#   Ibase Technology, Inc.                                       54,400     93,725        0.0%
#   Ichia Technologies, Inc.                                    168,897     79,765        0.0%
    Ideal Bike Corp.                                             68,000     27,520        0.0%
    IEI Integration Corp.                                        48,000     52,245        0.0%
    ILI Technology Corp.                                         30,748     48,151        0.0%
    Infortrend Technology, Inc.                                 110,798     54,847        0.0%
    Innolux Corp.                                             4,060,461  1,253,103        0.1%
#*  Inotera Memories, Inc.                                    1,178,000  1,066,167        0.1%
    Inpaq Technology Co., Ltd.                                   45,000     28,822        0.0%
    Intai Technology Corp.                                       14,000     66,130        0.0%
    Inventec Corp.                                              924,181    609,376        0.1%
    Iron Force Industrial Co., Ltd.                              10,000     59,618        0.0%
    ITE Technology, Inc.                                         63,202     54,066        0.0%
    ITEQ Corp.                                                  118,299    109,265        0.0%
    Jentech Precision Industrial Co., Ltd.                       24,000     30,859        0.0%
    Jess-Link Products Co., Ltd.                                 50,500     41,729        0.0%
    Jih Sun Financial Holdings Co., Ltd.                        780,151    169,820        0.0%
#   Johnson Health Tech Co., Ltd.                                21,948     34,622        0.0%
    K Laser Technology, Inc.                                     55,000     23,326        0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                          59,000     20,822        0.0%
*   Kao Hsing Chang Iron & Steel                                 91,000     24,370        0.0%
    Kaori Heat Treatment Co., Ltd.                               23,983     42,979        0.0%
    Kaulin Manufacturing Co., Ltd.                               60,000     31,509        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TAIWAN -- (Continued)
    KD Holding Corp.                                            6,000 $   32,598        0.0%
    KEE TAI Properties Co., Ltd.                              221,226    104,433        0.0%
    Kenda Rubber Industrial Co., Ltd.                         166,511    289,680        0.1%
    Kenmec Mechanical Engineering Co., Ltd.                    86,000     30,575        0.0%
    Kerry TJ Logistics Co., Ltd.                               82,000    105,769        0.0%
    Kindom Construction Corp.                                 163,000     80,674        0.0%
#   King Slide Works Co., Ltd.                                 16,050    189,922        0.0%
    King Yuan Electronics Co., Ltd.                           564,529    496,866        0.1%
    King's Town Bank Co., Ltd.                                408,000    283,856        0.1%
    King's Town Construction Co., Ltd.                         62,348     33,185        0.0%
    Kinik Co.                                                  64,000    100,302        0.0%
*   Kinko Optical Co., Ltd.                                    53,000     23,273        0.0%
*   Kinpo Electronics                                         602,028    202,810        0.0%
    Kinsus Interconnect Technology Corp.                      142,009    274,289        0.0%
    KMC Kuei Meng International, Inc.                          15,106     57,000        0.0%
    KS Terminals, Inc.                                         41,760     49,311        0.0%
#   Kung Long Batteries Industrial Co., Ltd.                   32,000    131,967        0.0%
*   Kung Sing Engineering Corp.                               108,000     38,140        0.0%
#   Kuo Toong International Co., Ltd.                          89,627     72,059        0.0%
    Kuoyang Construction Co., Ltd.                            209,450     76,193        0.0%
    Kwong Fong Industries Corp.                                71,856     42,731        0.0%
    KYE Systems Corp.                                         146,426     40,839        0.0%
    LAN FA Textile                                             93,277     26,598        0.0%
    Lanner Electronics, Inc.                                   30,589     36,048        0.0%
#   Largan Precision Co., Ltd.                                 17,306  1,208,029        0.1%
#*  LCY Chemical Corp.                                        182,799    216,734        0.0%
    Leader Electronics, Inc.                                   67,602     19,781        0.0%
    Leadtrend Technology Corp.                                  4,159      3,723        0.0%
    Lealea Enterprise Co., Ltd.                               416,981    118,148        0.0%
    Ledlink Optics, Inc.                                       23,100     36,809        0.0%
    Ledtech Electronics Corp.                                  19,000      5,657        0.0%
    LEE CHI Enterprises Co., Ltd.                             103,000     35,233        0.0%
    Lelon Electronics Corp.                                    38,250     40,540        0.0%
    Leofoo Development Co., Ltd.                              135,000     37,676        0.0%
*   LES Enphants Co., Ltd.                                     90,901     38,079        0.0%
    Lextar Electronics Corp.                                  202,000     97,269        0.0%
*   Li Peng Enterprise Co., Ltd.                              277,806     67,799        0.0%
    Lian HWA Food Corp.                                        13,305     12,009        0.0%
    Lien Chang Electronic Enter                                63,000     26,700        0.0%
    Lien Hwa Industrial Corp.                                 314,837    195,950        0.0%
    Lingsen Precision Industries, Ltd.                        185,000     48,059        0.0%
    Lite-On Semiconductor Corp.                               132,213     82,549        0.0%
    Lite-On Technology Corp.                                  696,707    846,233        0.1%
    Long Bon International Co., Ltd.                          164,000     93,883        0.0%
    Long Chen Paper Co., Ltd.                                 234,348     97,893        0.0%
    Longwell Co.                                               52,000     51,337        0.0%
#   Lotes Co., Ltd.                                            23,631     62,229        0.0%
    Lucky Cement Corp.                                        112,000     35,196        0.0%
    Lumax International Corp., Ltd.                            48,325     70,471        0.0%
    Lung Yen Life Service Corp.                                41,000     69,192        0.0%
    LuxNet Corp.                                               20,899     36,566        0.0%
    Macauto Industrial Co., Ltd.                               17,000     91,572        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Macroblock, Inc.                                              5,000 $    9,102        0.0%
#*  Macronix International                                    2,071,048    230,334        0.0%
    Mag Layers Scientific-Technics Co., Ltd.                     11,550     14,314        0.0%
#   Makalot Industrial Co., Ltd.                                 49,941    266,081        0.0%
    Marketech International Corp.                                58,000     44,771        0.0%
    Masterlink Securities Corp.                                 566,073    154,674        0.0%
    Mayer Steel Pipe Corp.                                       78,259     29,934        0.0%
#   MediaTek, Inc.                                              242,360  1,718,818        0.2%
    Mega Financial Holding Co., Ltd.                          1,457,669  1,033,040        0.1%
    Mercuries & Associates Holding, Ltd.                        152,460     88,212        0.0%
    Mercuries Life Insurance Co., Ltd.                          308,276    148,252        0.0%
#   Merida Industry Co., Ltd.                                    53,415    218,825        0.0%
#   Merry Electronics Co., Ltd.                                  73,906    137,160        0.0%
    Micro-Star International Co., Ltd.                          362,233    576,535        0.1%
*   Microbio Co., Ltd.                                          128,572     97,310        0.0%
*   Microelectronics Technology, Inc.                            24,119      7,202        0.0%
    Microlife Corp.                                              12,600     32,592        0.0%
    Mildef Crete, Inc.                                           28,000     32,964        0.0%
    MIN AIK Technology Co., Ltd.                                 58,000     89,866        0.0%
    Mirle Automation Corp.                                       70,398     74,475        0.0%
#   Mitac Holdings Corp.                                        239,483    170,025        0.0%
    Mobiletron Electronics Co., Ltd.                             11,000     15,821        0.0%
#*  Motech Industries, Inc.                                     168,774    158,772        0.0%
    MPI Corp.                                                    35,000     75,549        0.0%
    Nak Sealing Technologies Corp.                               25,000     58,092        0.0%
    Namchow Chemical Industrial Co., Ltd.                        71,000    131,545        0.0%
*   Nan Kang Rubber Tire Co., Ltd.                               96,139     81,133        0.0%
    Nan Liu Enterprise Co., Ltd.                                  6,000     27,460        0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                     99,000     24,117        0.0%
    Nan Ya Plastics Corp.                                       515,674  1,007,815        0.1%
    Nan Ya Printed Circuit Board Corp.                          118,072    110,850        0.0%
    Nantex Industry Co., Ltd.                                   107,950     91,209        0.0%
    Nanya Technology Corp.                                       49,000     57,000        0.0%
    National Petroleum Co., Ltd.                                 37,000     42,132        0.0%
#   Neo Solar Power Corp.                                       409,646    218,643        0.0%
    Netronix, Inc.                                               18,000     31,470        0.0%
    New Asia Construction & Development Corp.                    43,880      8,601        0.0%
    New Era Electronics Co., Ltd.                                39,000     28,457        0.0%
*   Newmax Technology Co., Ltd.                                  49,077     21,328        0.0%
#   Nexcom International Co., Ltd.                               30,000     24,295        0.0%
    Nichidenbo Corp.                                             28,975     21,179        0.0%
    Nien Hsing Textile Co., Ltd.                                125,476     92,103        0.0%
    Nishoku Technology, Inc.                                      9,000     13,701        0.0%
    Novatek Microelectronics Corp.                              182,000    634,176        0.1%
    Nuvoton Technology Corp.                                     26,000     24,079        0.0%
*   Ocean Plastics Co., Ltd.                                     51,000     40,874        0.0%
    OptoTech Corp.                                              256,000     86,390        0.0%
    Orient Europharma Co., Ltd.                                  10,000     15,284        0.0%
*   Orient Semiconductor Electronics, Ltd.                      278,000    106,243        0.0%
#   Oriental Union Chemical Corp.                               238,821    152,799        0.0%
    Pacific Construction Co.                                    167,000     70,327        0.0%
    Pacific Hospital Supply Co., Ltd.                            28,000     82,427        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Paiho Shih Holdings Corp.                                    16,000 $   19,523        0.0%
    Pan Jit International, Inc.                                 197,000    102,262        0.0%
    Pan-International Industrial Corp.                          191,514     69,767        0.0%
    Parade Technologies, Ltd.                                    21,400    197,878        0.0%
    Paragon Technologies Co., Ltd.                               30,762     21,152        0.0%
    PChome Online, Inc.                                          24,885    263,022        0.0%
    Pegatron Corp.                                              690,037  1,453,675        0.2%
    Phihong Technology Co., Ltd.                                128,584     40,912        0.0%
    Phison Electronics Corp.                                     41,000    341,171        0.1%
    Phoenix Tours International, Inc.                            14,700     18,337        0.0%
    Pixart Imaging, Inc.                                         39,030     84,628        0.0%
    Polytronics Technology Corp.                                 25,000     46,041        0.0%
    Portwell, Inc.                                               52,000     75,992        0.0%
    Posiflex Technology, Inc.                                    19,671     98,561        0.0%
    Pou Chen Corp.                                              627,144    788,372        0.1%
    Power Mate Technology Co., Ltd.                              10,000     20,269        0.0%
    Power Quotient International Co., Ltd.                       66,800     20,269        0.0%
    Powertech Industrial Co., Ltd.                               16,000      6,249        0.0%
    Powertech Technology, Inc.                                  377,400    761,670        0.1%
    Poya International Co., Ltd.                                 23,443    247,883        0.0%
    President Chain Store Corp.                                 118,000    834,305        0.1%
    President Securities Corp.                                  375,932    141,814        0.0%
    Primax Electronics, Ltd.                                     65,000     76,202        0.0%
*   Prime Electronics & Satellitics, Inc.                        57,750     20,372        0.0%
    Prince Housing & Development Corp.                          573,087    209,453        0.0%
*   Princeton Technology Corp.                                  105,000     22,893        0.0%
    Promate Electronic Co., Ltd.                                 63,000     66,411        0.0%
    Promise Technology, Inc.                                     76,000     35,440        0.0%
    Qisda Corp.                                                 819,439    259,354        0.0%
    Qualipoly Chemical Corp.                                     38,284     39,977        0.0%
#   Quanta Computer, Inc.                                       543,715    873,949        0.1%
*   Quintain Steel Co., Ltd.                                     63,748     13,813        0.0%
#   Radiant Opto-Electronics Corp.                              160,144    229,837        0.0%
#   Radium Life Tech Co., Ltd.                                  362,056    112,539        0.0%
    Ralec Electronic Corp.                                       16,000     24,358        0.0%
    Realtek Semiconductor Corp.                                  71,268    199,022        0.0%
    Rechi Precision Co., Ltd.                                   152,173    113,431        0.0%
#   Rich Development Co., Ltd.                                  300,254     84,145        0.0%
#*  Ritek Corp.                                               1,371,117    119,622        0.0%
    Rotam Global Agrosciences, Ltd.                              37,830     43,892        0.0%
    Ruentex Development Co., Ltd.                               141,340    158,954        0.0%
    Ruentex Engineering & Construction Co.                       11,000     14,129        0.0%
    Ruentex Industries, Ltd.                                     81,235    113,122        0.0%
    Run Long Construction Co., Ltd.                              65,242     68,464        0.0%
    Sampo Corp.                                                 225,000     94,021        0.0%
    San Fang Chemical Industry Co., Ltd.                         68,925     81,776        0.0%
    San Shing Fastech Corp.                                      35,479     65,484        0.0%
#*  Sanyang Motor Co., Ltd.                                     207,684    133,199        0.0%
    SCI Pharmtech, Inc.                                          23,000     60,618        0.0%
#   Scientech Corp.                                              13,000     29,399        0.0%
    ScinoPharm Taiwan, Ltd.                                      21,840     28,638        0.0%
    SDI Corp.                                                    52,000     51,164        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Sea Sonic Electronics Co., Ltd.                              15,000 $ 14,503        0.0%
    Senao International Co., Ltd.                                29,000   38,685        0.0%
    Senao Networks, Inc.                                          3,000   15,879        0.0%
    Sercomm Corp.                                                98,000  232,344        0.0%
    Sesoda Corp.                                                 71,074   62,648        0.0%
    Sheng Yu Steel Co., Ltd.                                     49,000   29,769        0.0%
    ShenMao Technology, Inc.                                     35,435   23,760        0.0%
    Shih Her Technologies, Inc.                                  20,000   20,439        0.0%
    Shih Wei Navigation Co., Ltd.                               117,980   41,276        0.0%
    Shihlin Electric & Engineering Corp.                         95,000  116,637        0.0%
*   Shihlin Paper Corp.                                          22,000   21,127        0.0%
#   Shin Kong Financial Holding Co., Ltd.                     2,614,235  527,616        0.1%
    Shin Zu Shing Co., Ltd.                                      60,149  171,181        0.0%
    Shinih Enterprise Co., Ltd.                                  17,000   12,114        0.0%
*   Shining Building Business Co., Ltd.                         165,874   59,305        0.0%
    Shinkong Insurance Co., Ltd.                                108,000   79,570        0.0%
    Shinkong Synthetic Fibers Corp.                             685,191  181,332        0.0%
    Shinkong Textile Co., Ltd.                                   45,800   52,760        0.0%
    Shiny Chemical Industrial Co., Ltd.                          24,112   32,577        0.0%
*   Shuttle, Inc.                                               200,000   56,681        0.0%
    Sigurd Microelectronics Corp.                               182,559  133,688        0.0%
    Siliconware Precision Industries Co., Ltd.                  164,800  244,007        0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR     32,444  234,732        0.0%
    Silitech Technology Corp.                                    56,396   27,883        0.0%
    Simplo Technology Co., Ltd.                                 106,000  356,673        0.1%
    Sinbon Electronics Co., Ltd.                                 79,532  165,207        0.0%
    Sincere Navigation Corp.                                    161,350  101,617        0.0%
    Sinher Technology, Inc.                                      11,000   14,756        0.0%
    Sinmag Equipment Corp.                                       15,169   50,169        0.0%
#   Sino-American Silicon Products, Inc.                        298,000  316,303        0.1%
    Sinon Corp.                                                 181,000   77,971        0.0%
    SinoPac Financial Holdings Co., Ltd.                      1,812,895  535,672        0.1%
    Sinphar Pharmaceutical Co., Ltd.                             49,000   42,104        0.0%
    Sinyi Realty, Inc.                                           67,011   55,822        0.0%
#   Sirtec International Co., Ltd.                               59,000   70,974        0.0%
#   Sitronix Technology Corp.                                    58,434  170,385        0.0%
    Siward Crystal Technology Co., Ltd.                         111,000   65,115        0.0%
    Soft-World International Corp.                                9,000   16,401        0.0%
    Solar Applied Materials Technology Co.                      165,000   86,250        0.0%
#   Solartech Energy Corp.                                      173,000   89,937        0.0%
    Sonix Technology Co., Ltd.                                   67,000   66,559        0.0%
    Southeast Cement Co., Ltd.                                  137,000   66,232        0.0%
    Sporton International, Inc.                                  28,044  153,434        0.0%
    St Shine Optical Co., Ltd.                                   21,000  392,121        0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                 51,000   52,498        0.0%
    Standard Foods Corp.                                         98,200  237,705        0.0%
    Stark Technology, Inc.                                       39,000   31,747        0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              79,000   56,189        0.0%
    Sunplus Technology Co., Ltd.                                 88,000   33,976        0.0%
    Sunrex Technology Corp.                                     105,310   49,602        0.0%
#   Sunspring Metal Corp.                                        34,000   42,653        0.0%
    Supreme Electronics Co., Ltd.                               131,022   59,204        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TAIWAN -- (Continued)
    Swancor Ind Co., Ltd.                                        18,435 $    72,905        0.0%
    Sweeten Construction Co., Ltd.                               31,381      15,697        0.0%
    Syncmold Enterprise Corp.                                    56,000      91,580        0.0%
#   Synnex Technology International Corp.                       401,874     398,028        0.1%
    Sysage Technology Co., Ltd.                                  36,325      30,565        0.0%
    Systex Corp.                                                 12,000      20,142        0.0%
    T-Mac Techvest PCB Co., Ltd.                                 61,000      19,808        0.0%
#   TA Chen Stainless Pipe                                      301,199     147,347        0.0%
    Ta Chong Securities Co., Ltd.                                69,000      17,871        0.0%
*   Ta Ya Electric Wire & Cable                                 209,174      28,884        0.0%
    TA-I Technology Co., Ltd.                                    57,828      29,500        0.0%
    Tah Hsin Industrial Corp.                                    45,000      32,961        0.0%
    Tai Tung Communication Co., Ltd.                             31,373      15,843        0.0%
#   Taichung Commercial Bank Co., Ltd.                        1,051,404     297,609        0.1%
    TaiDoc Technology Corp.                                      24,000      94,275        0.0%
    Taiflex Scientific Co., Ltd.                                 77,000      83,145        0.0%
    Taimide Tech, Inc.                                           27,000      20,914        0.0%
    Tainan Enterprises Co., Ltd.                                 67,000      86,344        0.0%
#   Tainan Spinning Co., Ltd.                                   577,568     233,299        0.0%
    Tainergy Tech Co., Ltd.                                      58,000      29,421        0.0%
#   Taishin Financial Holding Co., Ltd.                       1,683,481     635,096        0.1%
*   Taisun Enterprise Co., Ltd.                                 116,670      43,693        0.0%
*   Taita Chemical Co., Ltd.                                     63,000      14,861        0.0%
    Taiwan Acceptance Corp.                                      54,000     122,643        0.0%
*   Taiwan Business Bank                                      1,328,464     342,175        0.1%
    Taiwan Cement Corp.                                       1,031,375   1,049,111        0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.               47,000      60,142        0.0%
#   Taiwan Cogeneration Corp.                                   194,077     145,479        0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.            1,450,279     639,560        0.1%
    Taiwan Fertilizer Co., Ltd.                                 239,000     324,392        0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                     80,520      51,238        0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                         72,000      94,502        0.0%
*   Taiwan Glass Industry Corp.                                 375,532     159,581        0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                       147,455     232,232        0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.               71,000      42,590        0.0%
*   Taiwan Kolin Co., Ltd.                                      292,000          --        0.0%
#   Taiwan Land Development Corp.                               298,741      99,328        0.0%
    Taiwan Line Tek Electronic                                   53,196      28,650        0.0%
    Taiwan Mobile Co., Ltd.                                     253,800     836,614        0.1%
    Taiwan Navigation Co., Ltd.                                  71,000      29,344        0.0%
#   Taiwan Paiho, Ltd.                                          111,068     333,505        0.1%
#   Taiwan PCB Techvest Co., Ltd.                               129,733     125,314        0.0%
*   Taiwan Prosperity Chemical Corp.                             62,000      26,771        0.0%
*   Taiwan Pulp & Paper Corp.                                   139,000      46,495        0.0%
    Taiwan Sakura Corp.                                          92,000      65,197        0.0%
    Taiwan Sanyo Electric Co., Ltd.                              23,800      17,309        0.0%
#   Taiwan Secom Co., Ltd.                                       71,795     202,080        0.0%
    Taiwan Semiconductor Co., Ltd.                              118,000     141,702        0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.              2,070,214   9,511,325        1.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                       498,924  11,769,617        1.2%
    Taiwan Shin Kong Security Co., Ltd.                         107,150     132,934        0.0%
#*  Taiwan Styrene Monomer                                      223,164     111,740        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Taiwan Surface Mounting Technology Corp.                    145,845 $  121,098        0.0%
#   Taiwan TEA Corp.                                            323,648    148,711        0.0%
    Taiwan Union Technology Corp.                               102,000     90,416        0.0%
    Taiyen Biotech Co., Ltd.                                     72,712     61,420        0.0%
*   Tatung Co., Ltd.                                          1,046,688    163,225        0.0%
    Te Chang Construction Co., Ltd.                              23,058     16,641        0.0%
    Teco Electric and Machinery Co., Ltd.                       601,000    473,843        0.1%
    Test Research, Inc.                                          78,571    110,793        0.0%
    Test Rite International Co., Ltd.                           130,568     79,050        0.0%
    Tex-Ray Industrial Co., Ltd.                                 85,000     34,549        0.0%
    Thinking Electronic Industrial Co., Ltd.                     43,000     64,321        0.0%
    Thye Ming Industrial Co., Ltd.                               46,125     42,256        0.0%
    Ton Yi Industrial Corp.                                     342,300    164,073        0.0%
    Tong Hsing Electronic Industries, Ltd.                       75,009    214,771        0.0%
    Tong Yang Industry Co., Ltd.                                152,640    232,067        0.0%
    Tong-Tai Machine & Tool Co., Ltd.                           104,711     78,096        0.0%
    Topco Scientific Co., Ltd.                                   61,186    110,629        0.0%
    Topco Technologies Corp.                                     17,000     32,740        0.0%
    Topoint Technology Co., Ltd.                                 56,540     37,712        0.0%
#   Toung Loong Textile Manufacturing                            30,000     79,713        0.0%
#   TPK Holding Co., Ltd.                                       148,000    309,351        0.1%
    Transasia Airways Corp.                                     114,127     25,964        0.0%
    Transcend Information, Inc.                                  47,890    134,384        0.0%
    Tripod Technology Corp.                                     236,170    431,881        0.1%
#   TrueLight Corp.                                              41,000     99,237        0.0%
    Tsann Kuen Enterprise Co., Ltd.                              32,000     22,836        0.0%
    TSC Auto ID Technology Co., Ltd.                             10,700     95,414        0.0%
    TSRC Corp.                                                  222,452    195,438        0.0%
    Ttet Union Corp.                                             19,000     46,499        0.0%
    TTFB Co., Ltd.                                                5,000     34,828        0.0%
    TTY Biopharm Co., Ltd.                                        9,000     29,319        0.0%
    Tung Ho Steel Enterprise Corp.                              401,654    257,420        0.0%
#   Tung Thih Electronic Co., Ltd.                               23,073    410,098        0.1%
    TURVO International Co., Ltd.                                16,250     40,092        0.0%
    TXC Corp.                                                   164,204    208,616        0.0%
    TYC Brother Industrial Co., Ltd.                            104,091     81,575        0.0%
*   Tycoons Group Enterprise                                    221,000     26,465        0.0%
    Tyntek Corp.                                                133,922     52,672        0.0%
    U-Ming Marine Transport Corp.                               196,000    158,207        0.0%
    Uni-President Enterprises Corp.                           1,053,577  1,896,637        0.2%
#   Unimicron Technology Corp.                                  736,312    351,311        0.1%
#   Union Bank Of Taiwan                                        689,484    192,834        0.0%
    Union Insurance Co., Ltd.                                    39,397     15,673        0.0%
    Unitech Computer Co., Ltd.                                   38,000     19,651        0.0%
    Unitech Printed Circuit Board Corp.                         290,979    100,716        0.0%
    United Integrated Services Co., Ltd.                         82,000    115,329        0.0%
#   United Microelectronics Corp.                             4,969,081  1,843,349        0.2%
    United Microelectronics Corp. Sponsored ADR                 146,700    277,263        0.0%
    United Orthopedic Corp.                                      13,973     31,922        0.0%
#   Unity Opto Technology Co., Ltd.                             121,593     54,599        0.0%
#   Universal Cement Corp.                                      199,051    127,312        0.0%
    Universal Microwave Technology, Inc.                          9,000     18,564        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
#   Unizyx Holding Corp.                                        190,118 $ 96,416        0.0%
#   UPC Technology Corp.                                        384,458  103,760        0.0%
#   USI Corp.                                                   414,372  163,938        0.0%
    Usun Technology Co., Ltd.                                    22,000   38,169        0.0%
    Vanguard International Semiconductor Corp.                  308,000  469,312        0.1%
    Ve Wong Corp.                                                34,000   22,654        0.0%
    Viking Tech Corp.                                            26,000   20,719        0.0%
#   Visual Photonics Epitaxy Co., Ltd.                           75,677  116,419        0.0%
    Vivotek, Inc.                                                38,160   89,511        0.0%
    Voltronic Power Technology Corp.                              3,000   47,228        0.0%
*   Wafer Works Corp.                                           227,807   68,415        0.0%
    Wah Hong Industrial Corp.                                    19,694   11,233        0.0%
    Wah Lee Industrial Corp.                                    103,000  139,615        0.0%
#*  Walsin Lihwa Corp.                                        1,428,000  373,197        0.1%
#   Walsin Technology Corp.                                     230,947  189,123        0.0%
    Walton Advanced Engineering, Inc.                           178,000   45,702        0.0%
    WAN HWA Enterprise Co.                                       11,334    5,072        0.0%
    Waterland Financial Holdings Co., Ltd.                      428,000  105,735        0.0%
#*  Wei Chuan Foods Corp.                                       147,000   90,781        0.0%
*   Wei Mon Industry Co., Ltd.                                   72,277    1,513        0.0%
    Weikeng Industrial Co., Ltd.                                 72,750   44,611        0.0%
    Well Shin Technology Co., Ltd.                               29,160   46,323        0.0%
    Win Semiconductors Corp.                                    230,457  432,751        0.1%
#*  Winbond Electronics Corp.                                 1,497,000  387,730        0.1%
*   Wintek Corp.                                                461,871    4,913        0.0%
    Wisdom Marine Lines Co., Ltd.                               134,060  155,304        0.0%
#   Wistron Corp.                                               914,650  539,955        0.1%
#   Wistron NeWeb Corp.                                         103,939  269,606        0.0%
    Wowprime Corp.                                                4,000   14,967        0.0%
    WPG Holdings, Ltd.                                          571,847  610,171        0.1%
#   WT Microelectronics Co., Ltd.                               191,412  230,202        0.0%
    WUS Printed Circuit Co., Ltd.                               152,000  121,239        0.0%
    X-Legend Entertainment Co., Ltd.                              7,033   12,340        0.0%
    XAC Automation Corp.                                         18,000   33,647        0.0%
    Xxentria Technology Materials Corp.                          33,211   89,629        0.0%
    Yageo Corp.                                                 232,682  378,593        0.1%
    YC Co., Ltd.                                                172,043   73,252        0.0%
    YC INOX Co., Ltd.                                           116,000   86,901        0.0%
    YCC Parts Manufacturing Co., Ltd.                             7,000   12,011        0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                 22,212  143,864        0.0%
#   YFY, Inc.                                                   635,891  197,805        0.0%
#   Yi Jinn Industrial Co., Ltd.                                129,000   47,206        0.0%
    Yieh Phui Enterprise Co., Ltd.                              505,274  128,038        0.0%
    Yonyu Plastics Co., Ltd.                                     23,000   23,413        0.0%
*   Young Fast Optoelectronics Co., Ltd.                         50,298   15,518        0.0%
    Young Optics, Inc.                                           15,000   14,203        0.0%
    Youngtek Electronics Corp.                                   57,257   80,161        0.0%
    Yuanta Financial Holding Co., Ltd.                        2,086,167  686,624        0.1%
    Yulon Motor Co., Ltd.                                       316,783  277,752        0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             25,362   56,485        0.0%
    Yungshin Construction & Development Co., Ltd.                32,400   28,121        0.0%
    YungShin Global Holding Corp.                                63,000   93,774        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
TAIWAN -- (Continued)
#   Yungtay Engineering Co., Ltd.                               165,000 $    238,989        0.0%
    Zeng Hsing Industrial Co., Ltd.                              27,837      125,188        0.0%
    Zenitron Corp.                                              104,000       58,910        0.0%
#   Zhen Ding Technology Holding, Ltd.                          162,000      339,525        0.1%
#   Zig Sheng Industrial Co., Ltd.                              205,231       54,332        0.0%
#   Zinwell Corp.                                                73,010      106,384        0.0%
    Zippy Technology Corp.                                       55,000       69,875        0.0%
    ZongTai Real Estate Development Co., Ltd.                    83,495       41,976        0.0%
                                                                        ------------       ----
TOTAL TAIWAN                                                             142,394,532       13.9%
                                                                        ------------       ----
THAILAND -- (3.0%)
    AAPICO Hitech PCL                                            84,120       27,213        0.0%
    Advanced Info Service PCL                                   228,000    1,018,265        0.1%
    Advanced Information Technology PCL                          28,400       24,595        0.0%
    Airports of Thailand PCL                                    102,900    1,154,790        0.1%
*   AJ Plast PCL                                                 60,300       11,912        0.0%
    Amata Corp. PCL                                             388,600      132,389        0.0%
    Ananda Development PCL                                      999,400      104,146        0.0%
    AP Thailand PCL                                             914,402      157,069        0.0%
    Asia Aviation PCL                                         1,276,600      211,975        0.0%
    Asia Green Energy PCL                                       102,314        3,720        0.0%
    Asia Plus Group Holdings PCL                                441,100       42,430        0.0%
    Asian Insulators PCL                                        955,920        7,800        0.0%
    Bangchak Petroleum PCL (The)                                280,700      249,118        0.0%
    Bangkok Aviation Fuel Services PCL                          114,950      117,649        0.0%
    Bangkok Bank PCL(6077019)                                     9,800       46,573        0.0%
    Bangkok Bank PCL(6368360)                                    41,000      192,499        0.0%
    Bangkok Expressway & Metro PCL                            2,043,535      348,097        0.1%
    Bangkok Insurance PCL                                         3,580       36,384        0.0%
    Bangkok Land PCL                                          4,759,900      207,130        0.0%
    Bangkok Life Assurance PCL                                  115,340      126,303        0.0%
    Banpu PCL(BJFHBT4)                                          349,900      128,220        0.0%
    Banpu PCL(6368348)                                           21,000        7,695        0.0%
    Beauty Community PCL                                        863,300      137,169        0.0%
    BEC World PCL                                               306,600      228,216        0.0%
    Berli Jucker PCL                                            238,200      255,726        0.0%
    Big C Supercenter PCL(6368434)                               83,000      594,045        0.1%
    Big C Supercenter PCL(6763932)                               22,000      157,458        0.0%
    Cal-Comp Electronics Thailand PCL                         1,098,044       94,935        0.0%
    Central Pattana PCL                                         414,600      626,114        0.1%
    Central Plaza Hotel PCL                                     283,100      312,034        0.1%
    CH Karnchang PCL                                            128,472       92,869        0.0%
    Charoen Pokphand Foods PCL                                  531,193      361,935        0.1%
    Charoong Thai Wire & Cable PCL                               88,000       21,414        0.0%
*   Christiani & Nielsen Thai                                    91,300       10,507        0.0%
    Chularat Hospital PCL                                     1,734,700      142,034        0.0%
    CK Power PCL                                              1,375,100       85,033        0.0%
*   Country Group Development PCL                             1,768,300       56,699        0.0%
    Country Group Holdings PCL                                  407,500       18,783        0.0%
    CP ALL PCL                                                  724,700      949,185        0.1%
    CS Loxinfo PCL                                               30,600        5,081        0.0%
    Delta Electronics Thailand PCL                              108,200      223,029        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
THAILAND -- (Continued)
    Demco PCL                                                    84,400 $   15,947        0.0%
    Dhipaya Insurance PCL                                        82,100     87,553        0.0%
    Diamond Building Products PCL                               265,800     33,634        0.0%
    DSG International Thailand PCL                               93,800     10,688        0.0%
    Dynasty Ceramic PCL                                       1,193,500    146,924        0.0%
    Eastern Water Resources Development and Management PCL      271,000     97,756        0.0%
    Energy Absolute PCL                                         371,500    226,537        0.0%
    Erawan Group PCL (The)                                      598,800     75,086        0.0%
*   Esso Thailand PCL                                           810,000    121,744        0.0%
*   G J Steel PCL                                             1,140,750      8,165        0.0%
    GFPT PCL                                                    288,600    104,930        0.0%
    Glow Energy PCL                                             144,400    365,857        0.1%
    Golden Land Property Development PCL                        329,100     61,712        0.0%
    Grand Canal Land PCL                                        605,900     47,181        0.0%
*   Grande Asset Hotels & Property PCL                          558,600     15,192        0.0%
    Hana Microelectronics PCL                                   146,801    139,740        0.0%
    Home Product Center PCL                                   2,008,627    462,910        0.1%
    ICC International PCL                                        27,800     29,050        0.0%
    Ichitan Group PCL                                           118,800     41,493        0.0%
    Indorama Ventures PCL                                       624,600    509,622        0.1%
    Intouch Holdings PCL                                         78,700    118,850        0.0%
    IRPC PCL                                                  3,008,500    439,260        0.1%
*   Italian-Thai Development PCL                                426,066     86,604        0.0%
    JAS Asset PCL                                                16,707      1,339        0.0%
    Jasmine International PCL                                 1,666,100    207,964        0.0%
    Jay Mart PCL                                                181,950     45,839        0.0%
    Karmarts PCL                                                 77,100     15,009        0.0%
    Kasikornbank PCL(6364766)                                   227,200  1,079,737        0.1%
    Kasikornbank PCL(6888794)                                    94,500    451,804        0.1%
    KCE Electronics PCL                                         120,500    270,806        0.1%
    KGI Securities Thailand PCL                                 632,600     58,316        0.0%
    Khon Kaen Sugar Industry PCL                                643,104     74,750        0.0%
    Kiatnakin Bank PCL                                          146,200    173,699        0.0%
    Krung Thai Bank PCL                                         637,350    319,314        0.1%
    Krungthai Card PCL                                           80,700    213,128        0.0%
    Land & Houses PCL                                           662,020    160,151        0.0%
    Lanna Resources PCL                                          67,200     17,218        0.0%
    LH Financial Group PCL                                    3,533,800    177,044        0.0%
    Loxley PCL                                                  552,270     38,578        0.0%
    LPN Development PCL                                         394,200    157,996        0.0%
    Major Cineplex Group PCL                                    254,100    229,148        0.0%
    Maybank Kim Eng Securities Thailand PCL                      40,700     26,100        0.0%
    MBK PCL                                                     251,000    104,194        0.0%
    MCOT PCL                                                    120,300     30,996        0.0%
    Mega Lifesciences PCL                                        57,700     27,917        0.0%
*   Millcon Steel PCL                                           409,800     16,073        0.0%
    Minor International PCL                                     206,944    220,689        0.0%
    MK Restaurants Group PCL                                     67,600    100,152        0.0%
    Modernform Group PCL                                         18,700      4,336        0.0%
    Namyong Terminal PCL                                         65,100     25,533        0.0%
    Nation Multimedia Group PCL                                 753,500     30,632        0.0%
    Polyplex Thailand PCL                                       144,500     29,992        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
THAILAND -- (Continued)
*   Precious Shipping PCL                                       398,350 $   77,549        0.0%
    Premier Marketing PCL                                       180,500     50,383        0.0%
    Property Perfect PCL                                      1,875,500     46,713        0.0%
    Pruksa Real Estate PCL                                      475,200    350,312        0.1%
    PTG Energy PCL                                              371,900    158,640        0.0%
    PTT Exploration & Production PCL                            742,986  1,600,621        0.2%
    PTT Global Chemical PCL                                     216,256    386,945        0.1%
    PTT PCL(6420390)                                            366,900  3,193,175        0.3%
    PTT PCL(6420408)                                             28,700    249,780        0.0%
    Quality Houses PCL                                        3,068,513    195,021        0.0%
    Raimon Land PCL                                           1,142,800     39,260        0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)      117,800    170,309        0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       63,600     91,950        0.0%
    Ratchthani Leasing PCL                                      866,500     82,358        0.0%
    Regional Container Lines PCL                                247,200     44,939        0.0%
    Robinson Department Store PCL                                55,500     81,828        0.0%
    Rojana Industrial Park PCL                                  469,632     72,603        0.0%
    RS PCL                                                      305,200    105,723        0.0%
*   Sahaviriya Steel Industries PCL                           5,877,500      8,413        0.0%
    Samart Corp. PCL                                            276,800    126,791        0.0%
    Samart I-Mobile PCL                                       1,001,300     28,953        0.0%
    Samart Telcoms PCL                                          219,900     86,877        0.0%
    Sansiri PCL                                               3,705,233    163,357        0.0%
    SC Asset Corp PCL                                         1,048,696     90,669        0.0%
    Siam Cement PCL (The)(6609906)                               10,000    140,281        0.0%
    Siam Cement PCL (The)(6609928)                               72,450  1,012,184        0.1%
    Siam City Cement PCL                                         42,500    394,217        0.1%
    Siam Commercial Bank PCL (The)                              268,000  1,024,277        0.1%
    Siam Future Development PCL                                 390,750     66,561        0.0%
    Siam Global House PCL                                       334,329    106,243        0.0%
    Siamgas & Petrochemicals PCL                                277,900     96,267        0.0%
    Sino-Thai Engineering & Construction PCL                    161,842    106,103        0.0%
    SNC Former PCL                                               42,000     18,878        0.0%
    Somboon Advance Technology PCL                              131,150     53,316        0.0%
    SPCG PCL                                                    254,100    152,038        0.0%
    Sri Ayudhya Capital PCL                                      20,800     19,651        0.0%
    Sri Trang Agro-Industry PCL                                 265,400     98,015        0.0%
    Sriracha Construction PCL                                    90,600     34,756        0.0%
    Srisawad Power 1979 PCL Class F                              41,512     50,211        0.0%
    Srithai Superware PCL                                       898,400     54,012        0.0%
    STP & I PCL                                                 503,080    154,107        0.0%
    Supalai PCL                                                 466,400    273,725        0.1%
    Susco PCL                                                    46,500      3,435        0.0%
*   SVI PCL                                                     236,485     33,174        0.0%
    Symphony Communication PCL                                   14,600      3,908        0.0%
    Syntec Construction PCL                                     273,200     22,838        0.0%
*   Tata Steel Thailand PCL                                   1,019,200     22,759        0.0%
    Thai Agro Energy PCL                                         13,440      1,208        0.0%
*   Thai Airways International PCL                              657,200    272,814        0.1%
    Thai Carbon Black PCL                                        27,200     17,131        0.0%
    Thai Central Chemical PCL                                    23,300     15,809        0.0%
    Thai Oil PCL                                                122,700    231,841        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
THAILAND -- (Continued)
*   Thai Reinsurance PCL                                        149,200 $    11,618        0.0%
    Thai Rung Union Car PCL                                     116,640      13,491        0.0%
    Thai Stanley Electric PCL                                    11,300      55,319        0.0%
    Thai Union Group PCL Class F                                333,432     197,596        0.0%
    Thai Vegetable Oil PCL                                      278,900     205,602        0.0%
    Thai-German Ceramic Industry PCL                            208,400      16,109        0.0%
    Thaicom PCL                                                 263,300     216,716        0.0%
    Thanachart Capital PCL                                      241,800     240,554        0.0%
    Thitikorn PCL                                                50,500      13,951        0.0%
    Thoresen Thai Agencies PCL                                  353,256      93,548        0.0%
    Ticon Industrial Connection PCL                             289,104     117,529        0.0%
    TIPCO Foods PCL                                             101,900      35,882        0.0%
    Tisco Financial Group PCL                                   113,000     140,724        0.0%
    TMB Bank PCL                                              4,617,400     301,393        0.1%
    Total Access Communication PCL                              451,100     435,861        0.1%
    TPI Polene PCL                                            2,867,200     205,210        0.0%
    True Corp. PCL                                            4,044,558     862,638        0.1%
    TTCL PCL(BWY4Y10)                                            78,710      35,378        0.0%
    TTCL PCL(B5ML0D8)                                            25,329      11,385        0.0%
    TTW PCL                                                     674,700     198,953        0.0%
    Union Mosaic Industry PCL (The)                              67,500       7,459        0.0%
    Unique Engineering & Construction PCL                       249,050     126,914        0.0%
    Univanich Palm Oil PCL                                       37,000       7,256        0.0%
    Univentures PCL                                             338,300      61,016        0.0%
    Vanachai Group PCL                                          359,520     134,833        0.0%
    VGI Global Media PCL                                      1,265,400     165,194        0.0%
    Vinythai PCL                                                159,500      48,403        0.0%
    Workpoint Entertainment PCL                                  43,260      48,301        0.0%
                                                                        -----------        ---
TOTAL THAILAND                                                           32,274,888        3.1%
                                                                        -----------        ---
TURKEY -- (2.1%)
    Adana Cimento Sanayii TAS Class A                            40,598     111,083        0.0%
    Adel Kalemcilik Ticaret ve Sanayi A.S.                          978       7,138        0.0%
#*  Afyon Cimento Sanayi TAS                                     35,951      78,770        0.0%
    Akbank TAS                                                  283,103     869,869        0.1%
    Akcansa Cimento A.S.                                         40,917     211,330        0.0%
#*  Akenerji Elektrik Uretim A.S.                               134,047      59,353        0.0%
    Aksa Akrilik Kimya Sanayii A.S.                              47,277     164,645        0.0%
*   Aksigorta A.S.                                               59,107      42,238        0.0%
#   Alarko Holding A.S.                                          67,886      98,017        0.0%
    Alkim Alkali Kimya A.S.                                       2,621      14,051        0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                         121,131      76,181        0.0%
#*  Anadolu Cam Sanayii A.S.                                    120,450      89,902        0.0%
#   Anadolu Hayat Emeklilik A.S.                                 41,462      84,904        0.0%
    Arcelik A.S.                                                106,327     713,851        0.1%
*   Asya Katilim Bankasi A.S.                                   202,146      52,068        0.0%
    Aygaz A.S.                                                   12,885      53,089        0.0%
#   Bagfas Bandirma Gubre Fabrikalari A.S.                       12,674      74,087        0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                    18,986      47,340        0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.          136,253     251,982        0.0%
    BIM Birlesik Magazalar A.S.                                  65,250   1,435,929        0.2%
#   Bolu Cimento Sanayii A.S.                                    59,537     145,911        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TURKEY -- (Continued)
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.             38,929 $   97,138        0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                2,373     68,724        0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.           35,621    105,920        0.0%
    Bursa Cimento Fabrikasi A.S.                               15,037     25,037        0.0%
    Celebi Hava Servisi A.S.                                    7,371     77,641        0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       41,101    239,210        0.0%
#   Coca-Cola Icecek A.S.                                      31,795    466,096        0.1%
*   Dogan Sirketler Grubu Holding A.S.                        634,356    129,213        0.0%
#   Dogus Otomotiv Servis ve Ticaret A.S.                      51,987    224,334        0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                   9,889     48,757        0.0%
    EGE Endustri VE Ticaret A.S.                                1,122    116,580        0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                         25,836     41,809        0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.                                   86,427    109,580        0.0%
    Enka Insaat ve Sanayi A.S.                                 52,976     91,963        0.0%
#   Eregli Demir ve Celik Fabrikalari TAS                     713,780  1,190,636        0.1%
#*  Fenerbahce Futbol A.S.                                      8,101    129,052        0.0%
    Ford Otomotiv Sanayi A.S.                                  28,888    388,344        0.1%
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.         2,187     16,195        0.0%
#*  Global Yatirim Holding A.S.                               108,773     68,017        0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.        6,973    214,226        0.0%
    Goodyear Lastikleri TAS                                     3,776    184,464        0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.             39,547     37,006        0.0%
#   GSD Holding A.S.                                          176,329     78,774        0.0%
#   Gubre Fabrikalari TAS                                      66,014    134,910        0.0%
*   Hurriyet Gazetecilik ve Matbaacilik A.S.                   36,034      7,613        0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.                                              5,919     17,049        0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.      37,047     18,121        0.0%
    Is Finansal Kiralama A.S.                                 220,423     74,867        0.0%
#*  Izmir Demir Celik Sanayi A.S.                              45,358     38,892        0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                 107,910     64,742        0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                  57,973     37,686        0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 515,436    272,393        0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                    93,327     43,645        0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                       381     36,454        0.0%
#   KOC Holding A.S.                                          102,886    537,571        0.1%
#   Konya Cimento Sanayii A.S.                                    785     90,883        0.0%
    Koza Altin Isletmeleri A.S.                                30,583    200,209        0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                     29,074     48,599        0.0%
*   Metro Ticari ve Mali Yatirimlar Holding A.S.               47,720     10,897        0.0%
#*  Migros Ticaret A.S.                                        24,636    172,081        0.0%
#*  Netas Telekomunikasyon A.S.                                27,362    103,621        0.0%
    Nuh Cimento Sanayi A.S.                                    29,066    111,941        0.0%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.     33,998     34,475        0.0%
#*  Pegasus Hava Tasimaciligi A.S.                             13,626     79,433        0.0%
*   Petkim Petrokimya Holding A.S.                            227,718    334,298        0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                          5,800     25,440        0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            4,613     28,020        0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.        46,672     59,547        0.0%
*   Sekerbank TAS                                             385,958    219,084        0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                  93,926     91,576        0.0%
    Soda Sanayii A.S.                                          88,064    148,156        0.0%
#   Tat Gida Sanayi A.S.                                       55,108    116,968        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S.                             73,702 $    429,499        0.1%
#   Tekfen Holding A.S.                                       100,935      215,639        0.0%
#*  Teknosa Ic Ve Dis Ticaret A.S.                             11,696       25,203        0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         62,180      491,939        0.1%
#   Trakya Cam Sanayii A.S.                                   213,484      163,179        0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    33,891      893,891        0.1%
#   Turcas Petrol A.S.                                         85,228       49,611        0.0%
    Turk Telekomunikasyon A.S.                                119,241      287,982        0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      9,594      284,110        0.0%
    Turkcell Iletisim Hizmetleri A.S.                         214,728      929,217        0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                      24,748      267,278        0.0%
    Turkiye Garanti Bankasi A.S.                              572,519    1,762,336        0.2%
    Turkiye Halk Bankasi A.S.                                 172,163      661,171        0.1%
    Turkiye Is Bankasi Class C                                453,645      795,395        0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                       465,309      290,995        0.1%
#   Turkiye Sise ve Cam Fabrikalari A.S.                      448,363      626,264        0.1%
#   Turkiye Vakiflar Bankasi Tao Class D                      414,084      730,825        0.1%
    Ulker Biskuvi Sanayi A.S.                                  80,344      639,721        0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                   51,055      132,023        0.0%
#*  Yapi ve Kredi Bankasi A.S.                                207,001      316,491        0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                         107,751       66,495        0.0%
                                                                      ------------       ----
TOTAL TURKEY                                                            22,048,889        2.2%
                                                                      ------------       ----
TOTAL COMMON STOCKS                                                    997,177,884       97.4%
                                                                      ------------       ----
PREFERRED STOCKS -- (2.2%)

BRAZIL -- (2.1%)
    Alpargatas SA                                             109,508      294,525        0.0%
    Banco ABC Brasil SA                                        51,631      177,896        0.0%
    Banco Bradesco SA                                         310,796    2,340,515        0.2%
    Banco Daycoval SA                                          21,100       54,847        0.0%
    Banco do Estado do Rio Grande do Sul SA Class B           141,361      349,780        0.0%
    Banco Pan SA                                               92,332       42,686        0.0%
    Banco Pine SA                                               6,310        6,421        0.0%
    Centrais Eletricas Brasileiras SA Class B                 118,100      439,881        0.1%
    Centrais Eletricas Santa Catarina                           6,450       24,380        0.0%
    Cia Brasileira de Distribuicao                             62,914      925,806        0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A                   13,121      153,481        0.0%
    Cia de Saneamento do Parana                                   100          124        0.0%
    Cia de Transmissao de Energia Eletrica Paulista            22,835      375,133        0.1%
    Cia Energetica de Minas Gerais                            392,503      781,753        0.1%
    Cia Energetica de Sao Paulo Class B                        86,600      362,591        0.1%
    Cia Energetica do Ceara Class A                             4,482       50,629        0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                         24,100       61,454        0.0%
    Cia Paranaense de Energia                                  42,668      351,219        0.1%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA     80,195      200,065        0.0%
    Eucatex SA Industria e Comercio                             6,800        5,101        0.0%
    Gerdau SA                                                  40,167       91,213        0.0%
    Itau Unibanco Holding SA                                  670,179    6,405,113        0.6%
    Lojas Americanas SA                                       284,443    1,325,760        0.1%
    Marcopolo SA                                              326,211      223,845        0.0%
*   Oi SA                                                      23,871        7,080        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                                    770,069 $ 2,290,559        0.2%
*   Petroleo Brasileiro SA Sponsored ADR                      176,992   1,044,253        0.1%
    Randon SA Implementos e Participacoes                     106,526      88,275        0.0%
    Suzano Papel e Celulose SA Class A                        146,108     557,796        0.1%
    Telefonica Brasil SA                                       82,269   1,013,278        0.1%
    Usinas Siderurgicas de Minas Gerais SA Class A            247,600     179,981        0.0%
    Vale SA                                                   156,887     718,006        0.1%
    Vale SA Sponsored ADR                                     243,245   1,104,332        0.1%
                                                                      -----------        ---
TOTAL BRAZIL                                                           22,047,778        2.2%
                                                                      -----------        ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                               11,849      21,858        0.0%
    Embotelladora Andina SA                                    18,695      57,943        0.0%
    Embotelladora Andina SA Class B                            64,098     217,851        0.0%
                                                                      -----------        ---
TOTAL CHILE                                                               297,652        0.0%
                                                                      -----------        ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                       210,488     154,429        0.0%
    Banco Davivienda SA                                        42,924     404,424        0.1%
    Grupo Aval Acciones y Valores SA                          537,790     224,654        0.0%
    Grupo de Inversiones Suramericana SA                       14,935     199,225        0.0%
                                                                      -----------        ---
TOTAL COLOMBIA                                                            982,732        0.1%
                                                                      -----------        ---
TOTAL PREFERRED STOCKS                                                 23,328,162        2.3%
                                                                      -----------        ---
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A Rights 05/27/16        350         214        0.0%
*   Cia de Transmissao de Energia Eletrica Paulista Rights
      05/05/16                                                    501       1,618        0.0%
*   Randon SA Implementos e Participacoes Rights 05/12/16      15,574       1,857        0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A Rights
      05/23/16                                                 68,714       1,598        0.0%
                                                                      -----------        ---
TOTAL BRAZIL                                                                5,287        0.0%
                                                                      -----------        ---
POLAND -- (0.0%)
#*  Hawe SA Rights 09/30/15                                    30,550          --        0.0%
                                                                      -----------        ---
SOUTH KOREA -- (0.0%)
*   GS Global Corp. Rights 06/02/16                            17,427       9,789        0.0%
*   Hanjin Kal Corp. Rights 06/09/16                            1,465       4,886        0.0%
*   PARU Co. Rights 01/06/16                                    6,164       7,547        0.0%
*   Shinsung Solar Energy Co., Ltd. Rights 05/09/16             3,566       1,643        0.0%
                                                                      -----------        ---
TOTAL SOUTH KOREA                                                          23,865        0.0%
                                                                      -----------        ---
THAILAND -- (0.0%)
*   Banpu Public Co., Ltd. Rights 05/27/16                     10,500       4,689        0.0%
*   Banpu Public Co., Ltd. Rights 05/31/16                    174,950      78,134        0.0%
*   Jay Mart PCL Rights 05/31/16                               24,790          --        0.0%
*   PTL Finance Corp. Rights 05/27/16                          18,062         440        0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                 SHARES      VALUE++      ASSETS**
                                                                --------- -------------- ----------
THAILAND -- (Continued)
*     True Corp. PCL Rights 06/30/16                            1,358,862 $       11,671        0.0%
                                                                          --------------      -----
TOTAL THAILAND                                                                    94,934        0.0%
                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS                                                            124,086        0.0%
                                                                          --------------      -----
BONDS -- (0.0%)

INDIA -- (0.0%)
      NTPC, Ltd., 8.490%                                        3,741,237         57,757        0.0%
                                                                          --------------      -----
TOTAL INVESTMENT SECURITIES                                                1,020,687,889
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund                            4,848,607     56,098,383        5.5%
                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,096,074,100)                       $1,076,786,272      105.2%
                                                                          ==============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Brazil                      $ 65,019,775           --   --    $   65,019,775
   Chile                          7,176,804 $ 10,241,028   --        17,417,832
   China                         17,030,210  127,053,268   --       144,083,478
   Colombia                       6,651,311           --   --         6,651,311
   Czech Republic                        --    2,204,429   --         2,204,429
   Egypt                                 --    1,012,045   --         1,012,045
   Greece                                --    2,729,375   --         2,729,375
   Hong Kong                             --       61,995   --            61,995
   Hungary                               --    3,037,253   --         3,037,253
   India                          3,489,570  111,386,175   --       114,875,745
   Indonesia                      2,789,496   33,312,319   --        36,101,815
   Malaysia                              --   42,497,905   --        42,497,905
   Mexico                        65,398,602            8   --        65,398,610
   Peru                           2,659,051           --   --         2,659,051
   Philippines                      418,594   17,182,739   --        17,601,333
   Poland                                --   20,301,542   --        20,301,542
   Russia                           641,815   14,078,875   --        14,720,690
   South Africa                  16,232,990   76,773,482   --        93,006,472
   South Korea                    5,810,106  145,268,813   --       151,078,919
   Taiwan                        14,559,792  127,834,740   --       142,394,532
   Thailand                      32,240,205       34,683   --        32,274,888
   Turkey                           267,278   21,781,611   --        22,048,889
Preferred Stocks
   Brazil                        22,047,778           --   --        22,047,778
   Chile                                 --      297,652   --           297,652
   Colombia                         982,732           --   --           982,732
Rights/Warrants
   Brazil                                --        5,287   --             5,287
   Poland                                --           --   --                --
   South Korea                           --       23,865   --            23,865
   Thailand                              --       94,934   --            94,934
Bonds
   India                                 --       57,757   --            57,757
Securities Lending Collateral            --   56,098,383   --        56,098,383
                               ------------ ------------   --    --------------
TOTAL                          $263,416,109 $813,370,163   --    $1,076,786,272
                               ============ ============   ==    ==============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
COMMON STOCKS -- (91.5%)

Consumer Discretionary -- (12.7%)
*   1-800-Flowers.com, Inc. Class A                            3,914 $    30,725        0.0%
    Aaron's, Inc.                                              7,750     203,127        0.0%
    Abercrombie & Fitch Co. Class A                            8,850     236,560        0.0%
    Advance Auto Parts, Inc.                                   8,100   1,264,410        0.1%
*   Amazon.com, Inc.                                          50,569  33,354,807        1.3%
    AMC Entertainment Holdings, Inc. Class A                   2,903      81,807        0.0%
#*  AMC Networks, Inc. Class A                                 7,581     494,509        0.0%
#*  America's Car-Mart, Inc.                                   1,100      29,227        0.0%
*   American Axle & Manufacturing Holdings, Inc.               7,152     110,928        0.0%
#   American Eagle Outfitters, Inc.                           21,200     303,372        0.0%
*   American Public Education, Inc.                            2,200      50,952        0.0%
*   Apollo Education Group, Inc.                              10,210      79,638        0.0%
    Aramark                                                   27,135     909,294        0.1%
#   Arctic Cat, Inc.                                           2,500      41,575        0.0%
*   Asbury Automotive Group, Inc.                              2,900     175,798        0.0%
#*  Ascena Retail Group, Inc.                                 21,519     189,582        0.0%
*   Ascent Capital Group, Inc. Class A                         1,135      17,104        0.0%
#   Autoliv, Inc.                                             10,143   1,242,213        0.1%
*   AutoNation, Inc.                                           8,573     434,222        0.0%
#*  AutoZone, Inc.                                             3,800   2,907,874        0.1%
#*  Barnes & Noble Education, Inc.                             4,113      38,498        0.0%
    Barnes & Noble, Inc.                                       6,422      75,458        0.0%
    Bassett Furniture Industries, Inc.                           306       9,030        0.0%
    Beasley Broadcast Group, Inc. Class A                        325       1,245        0.0%
*   Beazer Homes USA, Inc.                                       779       6,403        0.0%
#*  Bed Bath & Beyond, Inc.                                   19,404     916,257        0.1%
*   Belmond, Ltd. Class A                                     12,057     110,442        0.0%
    Best Buy Co., Inc.                                        38,220   1,226,098        0.1%
    Big 5 Sporting Goods Corp.                                 2,146      25,945        0.0%
    Big Lots, Inc.                                             5,898     270,482        0.0%
*   Biglari Holdings, Inc.                                         7       2,618        0.0%
*   BJ's Restaurants, Inc.                                     3,098     138,171        0.0%
    Bloomin' Brands, Inc.                                     16,722     312,701        0.0%
    Blue Nile, Inc.                                            1,407      36,272        0.0%
#   Bob Evans Farms, Inc.                                      3,500     159,390        0.0%
#   BorgWarner, Inc.                                          25,687     922,677        0.1%
*   Boyd Gaming Corp.                                          5,900     109,976        0.0%
*   Bravo Brio Restaurant Group, Inc.                          1,543      11,372        0.0%
*   Bridgepoint Education, Inc.                                1,683      16,056        0.0%
*   Bright Horizons Family Solutions, Inc.                     6,000     393,720        0.0%
#   Brinker International, Inc.                                7,728     357,961        0.0%
    Brunswick Corp.                                           10,948     525,832        0.0%
#   Buckle, Inc. (The)                                         3,112      90,061        0.0%
#*  Buffalo Wild Wings, Inc.                                   2,300     307,418        0.0%
*   Build-A-Bear Workshop, Inc.                                2,400      31,608        0.0%
#*  Burlington Stores, Inc.                                    9,700     552,609        0.0%
#*  Cabela's, Inc.                                             6,319     329,536        0.0%
#   Cable One, Inc.                                              700     321,272        0.0%
    Cablevision Systems Corp. Class A                         23,295     777,820        0.0%
#   CalAtlantic Group, Inc.                                    8,144     263,621        0.0%
    Caleres, Inc.                                              5,187     130,764        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                          13,384 $   125,007        0.0%
*   Cambium Learning Group, Inc.                               11,314      51,479        0.0%
    Capella Education Co.                                       1,400      77,434        0.0%
*   Career Education Corp.                                      6,800      36,312        0.0%
#*  CarMax, Inc.                                               24,738   1,309,877        0.1%
*   Carmike Cinemas, Inc.                                       3,469     104,035        0.0%
    Carnival Corp.                                             48,496   2,378,729        0.1%
#   Carriage Services, Inc.                                     2,167      52,940        0.0%
*   Carrols Restaurant Group, Inc.                              4,867      67,700        0.0%
    Carter's, Inc.                                              6,764     721,516        0.0%
    Cato Corp. (The) Class A                                    2,761     101,025        0.0%
*   Cavco Industries, Inc.                                      1,157     101,457        0.0%
#   CBS Corp. Class A                                           5,128     307,629        0.0%
    CBS Corp. Class B                                          51,658   2,888,199        0.1%
#*  Central European Media Enterprises, Ltd. Class A              524       1,394        0.0%
#*  Charter Communications, Inc. Class A                       10,710   2,273,090        0.1%
#   Cheesecake Factory, Inc. (The)                              5,550     283,105        0.0%
*   Cherokee, Inc.                                                542       8,477        0.0%
    Chico's FAS, Inc.                                          18,000     226,980        0.0%
#   Children's Place, Inc. (The)                                2,340     182,309        0.0%
#*  Chipotle Mexican Grill, Inc.                                3,774   1,588,741        0.1%
    Choice Hotels International, Inc.                           5,483     277,769        0.0%
*   Christopher & Banks Corp.                                     817       2,124        0.0%
    Churchill Downs, Inc.                                       1,444     193,756        0.0%
#*  Chuy's Holdings, Inc.                                       2,100      64,134        0.0%
    Cinemark Holdings, Inc.                                    12,617     437,179        0.0%
    Citi Trends, Inc.                                           1,200      21,552        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                3,850      19,674        0.0%
    ClubCorp Holdings, Inc.                                     5,517      73,652        0.0%
#   Coach, Inc.                                                34,017   1,369,865        0.1%
    Collectors Universe, Inc.                                     600      10,434        0.0%
#   Columbia Sportswear Co.                                     3,554     208,158        0.0%
    Comcast Corp. Class A                                     303,298  18,428,386        0.7%
#*  Conn's, Inc.                                                2,882      39,599        0.0%
    Cooper Tire & Rubber Co.                                    6,429     222,058        0.0%
*   Cooper-Standard Holding, Inc.                                 404      31,152        0.0%
#   Core-Mark Holding Co., Inc.                                 2,700     220,482        0.0%
#   Cracker Barrel Old Country Store, Inc.                      2,300     336,743        0.0%
#*  Crocs, Inc.                                                 9,700      80,995        0.0%
*   Crown Media Holdings, Inc. Class A                            130         659        0.0%
    CSS Industries, Inc.                                        1,250      34,950        0.0%
    CST Brands, Inc.                                            9,481     358,097        0.0%
    Culp, Inc.                                                  1,492      39,150        0.0%
*   Cumulus Media, Inc. Class A                                 4,000       1,486        0.0%
    Dana Holding Corp.                                         18,876     244,067        0.0%
#   Darden Restaurants, Inc.                                   14,462     900,259        0.1%
*   Dave & Buster's Entertainment, Inc.                         2,845     110,101        0.0%
#*  Deckers Outdoor Corp.                                       4,300     248,583        0.0%
#*  Del Frisco's Restaurant Group, Inc.                         1,881      29,964        0.0%
    Delphi Automotive P.L.C.                                   33,909   2,496,720        0.1%
*   Denny's Corp.                                              13,180     130,350        0.0%
*   Destination XL Group, Inc.                                  4,200      22,554        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    DeVry Education Group, Inc.                                 5,279 $   91,591        0.0%
#*  Diamond Resorts International, Inc.                         6,168    130,823        0.0%
    Dick's Sporting Goods, Inc.                                12,139    562,521        0.0%
#   Dillard's, Inc. Class A                                     3,453    243,264        0.0%
    DineEquity, Inc.                                            2,200    189,200        0.0%
#*  Discovery Communications, Inc. Class A                     18,981    518,371        0.0%
*   Discovery Communications, Inc. Class C                     31,398    840,838        0.0%
*   DISH Network Corp. Class A                                 26,948  1,328,267        0.1%
    Dollar General Corp.                                       35,686  2,923,040        0.1%
#*  Dollar Tree, Inc.                                          27,575  2,198,003        0.1%
    Domino's Pizza, Inc.                                        7,204    870,820        0.0%
*   Dorman Products, Inc.                                       2,578    138,671        0.0%
    DR Horton, Inc.                                            37,132  1,116,188        0.1%
*   DreamWorks Animation SKG, Inc. Class A                      7,690    306,985        0.0%
    Drew Industries, Inc.                                       2,871    186,127        0.0%
    DSW, Inc. Class A                                           9,116    223,980        0.0%
#   Dunkin' Brands Group, Inc.                                 11,985    557,302        0.0%
*   Entercom Communications Corp. Class A                       2,510     28,463        0.0%
    Entravision Communications Corp. Class A                    7,308     58,099        0.0%
#   Ethan Allen Interiors, Inc.                                 2,900     98,716        0.0%
*   EW Scripps Co. (The) Class A                                5,927     89,972        0.0%
#   Expedia, Inc.                                              15,824  1,831,944        0.1%
#*  Express, Inc.                                               8,200    149,076        0.0%
*   Famous Dave's of America, Inc.                              1,098      6,390        0.0%
*   Federal-Mogul Holdings Corp.                                2,362     21,825        0.0%
*   Fiesta Restaurant Group, Inc.                               2,996     96,202        0.0%
    Finish Line, Inc. (The) Class A                             5,300    104,675        0.0%
#*  Five Below, Inc.                                            7,221    301,116        0.0%
    Flexsteel Industries, Inc.                                    300     12,267        0.0%
#   Foot Locker, Inc.                                          16,311  1,002,148        0.1%
    Ford Motor Co.                                            461,567  6,258,849        0.3%
#*  Fossil Group, Inc.                                          5,703    230,971        0.0%
*   Fox Factory Holding Corp.                                   1,604     27,765        0.0%
*   Francesca's Holdings Corp.                                  5,163     85,706        0.0%
    Fred's, Inc. Class A                                        3,670     53,839        0.0%
*   FTD Cos., Inc.                                              3,370     93,720        0.0%
*   Fuel Systems Solutions, Inc.                                1,392      7,378        0.0%
#*  G-III Apparel Group, Ltd.                                   4,400    199,100        0.0%
*   Gaiam, Inc. Class A                                         1,309      8,679        0.0%
#   GameStop Corp. Class A                                     12,940    424,432        0.0%
*   Gaming Partners International Corp.                           800      7,240        0.0%
#   Gannett Co., Inc.                                          11,949    201,341        0.0%
    Gap, Inc. (The)                                            27,680    641,622        0.0%
    Garmin, Ltd.                                               12,906    550,183        0.0%
    General Motors Co.                                        174,271  5,541,818        0.2%
*   Genesco, Inc.                                               2,400    166,032        0.0%
#   Gentex Corp.                                               35,690    572,468        0.0%
*   Gentherm, Inc.                                              4,803    176,462        0.0%
    Genuine Parts Co.                                          18,417  1,767,479        0.1%
#   GNC Holdings, Inc. Class A                                 10,132    246,816        0.0%
    Goodyear Tire & Rubber Co. (The)                           31,675    917,625        0.1%
#*  GoPro, Inc. Class A                                         8,418    106,404        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*  Gordmans Stores, Inc.                                         279 $       644        0.0%
    Graham Holdings Co. Class B                                   700     333,578        0.0%
*   Grand Canyon Education, Inc.                                5,508     240,865        0.0%
*   Gray Television, Inc.                                       8,032     103,211        0.0%
    Group 1 Automotive, Inc.                                    2,780     183,035        0.0%
#*  Groupon, Inc.                                              42,624     154,299        0.0%
#   Guess?, Inc.                                                6,590     120,926        0.0%
    H&R Block, Inc.                                            27,092     548,342        0.0%
    Hanesbrands, Inc.                                          46,000   1,335,380        0.1%
#   Harley-Davidson, Inc.                                      24,000   1,147,920        0.1%
#   Harman International Industries, Inc.                       8,449     648,545        0.0%
    Harte-Hanks, Inc.                                           3,368       6,130        0.0%
    Hasbro, Inc.                                               13,323   1,127,659        0.1%
    Haverty Furniture Cos., Inc.                                1,700      31,739        0.0%
*   Helen of Troy, Ltd.                                         2,900     288,637        0.0%
#*  hhgregg, Inc.                                               2,516       4,906        0.0%
#*  Hibbett Sports, Inc.                                        2,888     104,257        0.0%
    Hilton Worldwide Holdings, Inc.                            58,546   1,290,939        0.1%
    Home Depot, Inc. (The)                                    157,669  21,110,302        0.8%
    Hooker Furniture Corp.                                      1,300      32,240        0.0%
*   Horizon Global Corp.                                        1,471      18,049        0.0%
*   Houghton Mifflin Harcourt Co.                              15,145     310,624        0.0%
    HSN, Inc.                                                   4,220     223,787        0.0%
*   Hyatt Hotels Corp. Class A                                  2,293     109,789        0.0%
#*  Iconix Brand Group, Inc.                                    7,198      61,039        0.0%
#*  Installed Building Products, Inc.                             817      21,716        0.0%
    International Game Technology P.L.C.                        5,056      87,671        0.0%
    International Speedway Corp. Class A                        2,200      73,678        0.0%
    Interpublic Group of Cos., Inc. (The)                      49,816   1,142,779        0.1%
#   Interval Leisure Group, Inc.                                4,458      62,947        0.0%
#*  iRobot Corp.                                                2,767     103,430        0.0%
*   Isle of Capri Casinos, Inc.                                 3,400      50,660        0.0%
#*  ITT Educational Services, Inc.                              1,300       2,795        0.0%
*   J Alexander's Holdings, Inc.                                1,458      15,017        0.0%
    Jack in the Box, Inc.                                       4,400     297,220        0.0%
#*  JAKKS Pacific, Inc.                                         2,151      16,133        0.0%
#*  JC Penney Co., Inc.                                        31,446     291,819        0.0%
    John Wiley & Sons, Inc. Class A                             5,120     253,901        0.0%
    Johnson Controls, Inc.                                     76,196   3,154,514        0.1%
    Johnson Outdoors, Inc. Class A                              1,187      28,642        0.0%
*   K12, Inc.                                                   2,215      27,222        0.0%
#*  Kate Spade & Co.                                           14,485     372,699        0.0%
#   KB Home                                                     8,900     120,773        0.0%
    Kirkland's, Inc.                                            1,502      24,663        0.0%
#   Kohl's Corp.                                               23,760   1,052,568        0.1%
#*  Kona Grill, Inc.                                            1,120      14,918        0.0%
*   Krispy Kreme Doughnuts, Inc.                                8,519     148,316        0.0%
    L Brands, Inc.                                             29,943   2,344,237        0.1%
#*  La Quinta Holdings, Inc.                                    3,297      42,103        0.0%
    La-Z-Boy, Inc.                                              6,000     155,220        0.0%
*   Lakeland Industries, Inc.                                   1,000       8,690        0.0%
*   Lands' End, Inc.                                            1,303      31,702        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Consumer Discretionary -- (Continued)
#           Las Vegas Sands Corp.                                      47,688 $ 2,153,113        0.1%
            Lear Corp.                                                  9,400   1,082,222        0.1%
            Leggett & Platt, Inc.                                      16,377     807,222        0.0%
#           Lennar Corp. Class A                                       21,616     979,421        0.1%
            Lennar Corp. Class B                                        1,241      44,626        0.0%
            Libbey, Inc.                                                2,200      40,920        0.0%
#*          Liberty Braves Group Class A                                1,077      16,844        0.0%
(degrees)*  Liberty Braves Group Class B                                   20         313        0.0%
*           Liberty Braves Group Class C                                2,265      33,794        0.0%
*           Liberty Broadband Corp. Class A                             2,694     154,420        0.0%
*           Liberty Broadband Corp. Class C                             8,036     460,061        0.0%
*           Liberty Interactive Corp., QVC Group Class A               55,690   1,459,078        0.1%
*           Liberty Media Group Class A                                 2,694      49,300        0.0%
(degrees)*  Liberty Media Group Class B                                    50         925        0.0%
*           Liberty Media Group Class C                                 5,664     101,952        0.0%
*           Liberty SiriusXM Group Class A                             10,779     353,228        0.0%
*           Liberty SiriusXM Group Class B                                200       6,694        0.0%
*           Liberty SiriusXM Group Class C                             22,658     725,509        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A                  6,644     146,567        0.0%
*           Liberty Ventures Series A                                  14,561     582,440        0.0%
            Lifetime Brands, Inc.                                         300       5,181        0.0%
#           Lions Gate Entertainment Corp.                             11,942     265,112        0.0%
            Lithia Motors, Inc. Class A                                 2,987     247,981        0.0%
#*          Live Nation Entertainment, Inc.                            17,886     384,191        0.0%
*           LKQ Corp.                                                  37,147   1,190,561        0.1%
*           Loral Space & Communications, Inc.                          1,300      47,684        0.0%
            Lowe's Cos., Inc.                                         108,939   8,281,543        0.3%
*           Luby's, Inc.                                                1,849       9,300        0.0%
*           Lululemon Athletica, Inc.                                  11,930     782,011        0.0%
#*          Lumber Liquidators Holdings, Inc.                           2,649      39,497        0.0%
*           M/I Homes, Inc.                                             2,750      55,275        0.0%
            Macy's, Inc.                                               38,835   1,537,478        0.1%
*           Madison Square Garden Co. (The) Class A                     2,400     376,752        0.0%
            Marcus Corp. (The)                                          2,400      46,440        0.0%
            Marine Products Corp.                                       1,898      15,545        0.0%
*           MarineMax, Inc.                                             1,700      32,317        0.0%
#           Marriott International, Inc. Class A                       24,326   1,705,009        0.1%
            Marriott Vacations Worldwide Corp.                          2,389     149,647        0.0%
#           Mattel, Inc.                                               40,965   1,273,602        0.1%
#*          McClatchy Co. (The) Class A                                 4,300       4,773        0.0%
            McDonald's Corp.                                          113,960  14,414,800        0.6%
            MDC Holdings, Inc.                                          4,445     109,391        0.0%
*           Media General, Inc.                                         3,778      65,473        0.0%
            Meredith Corp.                                              3,107     159,420        0.0%
*           Meritage Homes Corp.                                        3,700     125,911        0.0%
*           MGM Resorts International                                  40,164     855,493        0.0%
#*          Michael Kors Holdings, Ltd.                                22,453   1,159,922        0.1%
*           Michaels Cos., Inc. (The)                                  11,006     312,901        0.0%
*           Modine Manufacturing Co.                                    3,907      42,235        0.0%
*           Mohawk Industries, Inc.                                     7,508   1,446,266        0.1%
*           Monarch Casino & Resort, Inc.                               1,845      35,055        0.0%
#           Monro Muffler Brake, Inc.                                   3,878     268,435        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Motorcar Parts of America, Inc.                             2,528 $   81,073        0.0%
    Movado Group, Inc.                                          2,362     66,632        0.0%
*   MSG Networks, Inc. Class A                                  7,200    123,048        0.0%
*   Murphy USA, Inc.                                            4,848    278,372        0.0%
    NACCO Industries, Inc. Class A                                287     17,082        0.0%
*   Nathan's Famous, Inc.                                         509     22,656        0.0%
    National CineMedia, Inc.                                    6,419     91,150        0.0%
*   Nautilus, Inc.                                              4,149     73,188        0.0%
#*  Netflix, Inc.                                              48,391  4,356,642        0.2%
*   New York & Co., Inc.                                        5,059     18,819        0.0%
    New York Times Co. (The) Class A                           14,000    179,480        0.0%
    Newell Brands, Inc.                                        32,734  1,490,706        0.1%
    News Corp. Class A                                         45,104    560,192        0.0%
    News Corp. Class B                                         12,426    161,041        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                    2,793    143,365        0.0%
    NIKE, Inc. Class B                                        160,293  9,447,669        0.4%
#   Nordstrom, Inc.                                            17,146    876,675        0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                       18,543    906,567        0.1%
    Nutrisystem, Inc.                                           2,651     58,375        0.0%
*   NVR, Inc.                                                     500    830,645        0.0%
*   O'Reilly Automotive, Inc.                                  11,450  3,007,686        0.1%
#*  Office Depot, Inc.                                         52,875    310,905        0.0%
#   Omnicom Group, Inc.                                        29,035  2,409,034        0.1%
#   Outerwall, Inc.                                             2,800    115,668        0.0%
#*  Overstock.com, Inc.                                         1,830     26,700        0.0%
    Oxford Industries, Inc.                                     1,382     91,792        0.0%
#*  Panera Bread Co. Class A                                    3,075    659,557        0.0%
#   Papa John's International, Inc.                             3,800    215,042        0.0%
#*  Penn National Gaming, Inc.                                  6,827    110,120        0.0%
#   Penske Automotive Group, Inc.                               4,700    183,911        0.0%
*   Perry Ellis International, Inc.                               969     18,459        0.0%
#   PetMed Express, Inc.                                        2,200     40,260        0.0%
#   Pier 1 Imports, Inc.                                       10,500     72,345        0.0%
*   Pinnacle Entertainment, Inc.                                5,500     60,720        0.0%
#   Polaris Industries, Inc.                                    6,994    684,573        0.0%
    Pool Corp.                                                  5,100    445,791        0.0%
#*  Popeyes Louisiana Kitchen, Inc.                             2,600    139,776        0.0%
*   Priceline Group, Inc. (The)                                 6,082  8,172,140        0.3%
    PulteGroup, Inc.                                           36,663    674,233        0.0%
    PVH Corp.                                                   8,755    836,978        0.0%
    Ralph Lauren Corp.                                          6,732    627,490        0.0%
    RCI Hospitality Holdings, Inc.                              1,000     10,250        0.0%
*   Red Lion Hotels Corp.                                       2,034     16,069        0.0%
*   Red Robin Gourmet Burgers, Inc.                             1,300     84,318        0.0%
#   Regal Entertainment Group Class A                           9,436    196,741        0.0%
*   Regis Corp.                                                 4,556     62,281        0.0%
    Rent-A-Center, Inc.                                         6,145     90,331        0.0%
#*  Restoration Hardware Holdings, Inc.                         4,568    197,657        0.0%
    Rocky Brands, Inc.                                            231      2,784        0.0%
    Ross Stores, Inc.                                          50,210  2,850,924        0.1%
    Royal Caribbean Cruises, Ltd.                              21,700  1,679,580        0.1%
*   Ruby Tuesday, Inc.                                          5,370     23,628        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Ruth's Hospitality Group, Inc.                              4,284 $   68,030        0.0%
    Saga Communications, Inc. Class A                             676     28,426        0.0%
    Salem Media Group, Inc.                                       400      3,108        0.0%
#*  Sally Beauty Holdings, Inc.                                17,735    556,879        0.0%
    Scholastic Corp.                                            2,600     94,588        0.0%
*   Scientific Games Corp. Class A                              5,774     57,278        0.0%
#   Scripps Networks Interactive, Inc. Class A                  9,189    572,934        0.0%
    SeaWorld Entertainment, Inc.                                6,236    124,283        0.0%
*   Select Comfort Corp.                                        5,594    138,060        0.0%
*   Sequential Brands Group, Inc.                                 194      1,077        0.0%
#   Service Corp. International                                22,783    607,623        0.0%
*   ServiceMaster Global Holdings, Inc.                        16,415    629,023        0.0%
*   Shiloh Industries, Inc.                                     1,564     10,088        0.0%
    Shoe Carnival, Inc.                                           771     19,761        0.0%
*   Shutterfly, Inc.                                            3,662    168,379        0.0%
    Signet Jewelers, Ltd.                                       8,700    944,472        0.1%
#   Sinclair Broadcast Group, Inc. Class A                      7,300    234,111        0.0%
#*  Sirius XM Holdings, Inc.                                  258,176  1,019,795        0.1%
#   Six Flags Entertainment Corp.                               8,978    539,129        0.0%
*   Sizmek, Inc.                                                2,200      5,830        0.0%
#*  Skechers U.S.A., Inc. Class A                              14,100    466,005        0.0%
*   Skyline Corp.                                                 800      7,240        0.0%
#*  Smith & Wesson Holding Corp.                                5,464    119,279        0.0%
#   Sonic Automotive, Inc. Class A                              4,001     75,059        0.0%
    Sonic Corp.                                                 6,463    222,133        0.0%
#   Sotheby's                                                   7,207    196,319        0.0%
    Spartan Motors, Inc.                                        3,375     16,403        0.0%
    Speedway Motorsports, Inc.                                  2,352     41,207        0.0%
    Stage Stores, Inc.                                          3,250     23,920        0.0%
    Standard Motor Products, Inc.                               1,900     67,469        0.0%
*   Stanley Furniture Co., Inc.                                   637      1,631        0.0%
    Staples, Inc.                                              72,877    743,345        0.0%
    Starbucks Corp.                                           176,895  9,946,806        0.4%
    Starwood Hotels & Resorts Worldwide, Inc.                  21,047  1,723,328        0.1%
*   Starz Class A                                              11,477    312,289        0.0%
*   Starz Class B                                                 200      5,034        0.0%
    Stein Mart, Inc.                                            3,347     24,232        0.0%
*   Steven Madden, Ltd.                                         6,892    241,289        0.0%
*   Stoneridge, Inc.                                            3,400     48,484        0.0%
#*  Strayer Education, Inc.                                     1,137     56,441        0.0%
    Sturm Ruger & Co., Inc.                                     1,900    121,657        0.0%
    Superior Industries International, Inc.                     2,200     57,464        0.0%
    Superior Uniform Group, Inc.                                  324      6,162        0.0%
    Tailored Brands, Inc.                                       5,635     98,162        0.0%
*   Tandy Leather Factory, Inc.                                   663      4,674        0.0%
    Target Corp.                                               70,314  5,589,963        0.2%
*   Taylor Morrison Home Corp. Class A                          2,813     40,507        0.0%
    TEGNA, Inc.                                                23,899    558,281        0.0%
#*  Tempur Sealy International, Inc.                            7,223    438,219        0.0%
#*  Tenneco, Inc.                                               6,595    351,513        0.0%
#*  Tesla Motors, Inc.                                         12,204  2,938,235        0.1%
#   Texas Roadhouse, Inc.                                       7,557    307,721        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
    Thor Industries, Inc.                                       5,769 $    369,331        0.0%
#   Tiffany & Co.                                              14,675    1,047,061        0.1%
#*  Tile Shop Holdings, Inc.                                    1,665       29,704        0.0%
#   Time Warner Cable, Inc.                                    30,963    6,567,562        0.3%
    Time Warner, Inc.                                          98,792    7,423,231        0.3%
    Time, Inc.                                                 12,349      181,530        0.0%
    TJX Cos., Inc. (The)                                       79,342    6,015,710        0.3%
#*  Toll Brothers, Inc.                                        20,185      551,050        0.0%
*   TopBuild Corp.                                              4,258      132,935        0.0%
    Tower International, Inc.                                   2,300       52,785        0.0%
#   Tractor Supply Co.                                         15,888    1,503,958        0.1%
*   TRI Pointe Group, Inc.                                      3,981       46,180        0.0%
#*  TripAdvisor, Inc.                                          13,517      873,063        0.0%
#*  Tuesday Morning Corp.                                       3,200       27,776        0.0%
*   Tumi Holdings, Inc.                                         5,091      135,828        0.0%
#   Tupperware Brands Corp.                                     6,100      354,227        0.0%
    Twenty-First Century Fox, Inc. Class A                    137,768    4,168,860        0.2%
    Twenty-First Century Fox, Inc. Class B                     54,705    1,647,715        0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                      7,189    1,497,325        0.1%
#*  Under Armour, Inc. Class A                                 21,645      951,081        0.1%
#*  Under Armour, Inc. Class C                                 21,645      883,116        0.0%
*   Unifi, Inc.                                                 1,766       45,492        0.0%
*   Universal Electronics, Inc.                                 1,700      112,897        0.0%
    Universal Technical Institute, Inc.                         2,300        9,085        0.0%
#*  Urban Outfitters, Inc.                                     12,450      377,484        0.0%
#   Vail Resorts, Inc.                                          4,601      596,474        0.0%
#*  Vera Bradley, Inc.                                          2,206       38,693        0.0%
    VF Corp.                                                   40,900    2,578,745        0.1%
#   Viacom, Inc. Class A                                        1,192       52,365        0.0%
    Viacom, Inc. Class B                                       40,574    1,659,477        0.1%
*   Vista Outdoor, Inc.                                         7,300      350,254        0.0%
#   Visteon Corp.                                               4,607      367,040        0.0%
#*  Vitamin Shoppe, Inc.                                        2,565       70,204        0.0%
    Walt Disney Co. (The)                                     186,738   19,282,566        0.8%
*   Wayfair, Inc. Class A                                       2,800      105,700        0.0%
#*  Weight Watchers International, Inc.                         2,900       37,555        0.0%
    Wendy's Co. (The)                                          26,524      288,051        0.0%
#*  West Marine, Inc.                                           2,681       26,864        0.0%
    Whirlpool Corp.                                             9,105    1,585,545        0.1%
#*  William Lyon Homes Class A                                    418        5,894        0.0%
#   Williams-Sonoma, Inc.                                      10,060      591,327        0.0%
#   Winmark Corp.                                                 300       28,560        0.0%
    Winnebago Industries, Inc.                                  2,736       59,207        0.0%
    Wolverine World Wide, Inc.                                 10,800      204,660        0.0%
    Wyndham Worldwide Corp.                                    13,602      965,062        0.1%
#   Wynn Resorts, Ltd.                                          8,681      766,532        0.0%
    Yum! Brands, Inc.                                          53,761    4,277,225        0.2%
*   Zagg, Inc.                                                    171        1,370        0.0%
#*  Zumiez, Inc.                                                2,400       40,272        0.0%
                                                                      ------------       ----
Total Consumer Discretionary                                           352,369,755       13.8%
                                                                      ------------       ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (8.9%)
    Alico, Inc.                                                   496 $    14,339        0.0%
*   Alliance One International, Inc.                              876      22,347        0.0%
    Altria Group, Inc.                                        243,844  15,291,457        0.6%
    Andersons, Inc. (The)                                       2,677      89,706        0.0%
    Archer-Daniels-Midland Co.                                 73,090   2,919,215        0.1%
#   Avon Products, Inc.                                        44,150     207,946        0.0%
#   B&G Foods, Inc.                                             8,042     331,411        0.0%
*   Boston Beer Co., Inc. (The) Class A                         1,385     216,171        0.0%
#   Brown-Forman Corp. Class A                                  7,551     783,114        0.0%
#   Brown-Forman Corp. Class B                                 13,394   1,290,110        0.1%
    Bunge, Ltd.                                                16,135   1,008,437        0.1%
#   Cal-Maine Foods, Inc.                                       4,200     213,192        0.0%
#   Calavo Growers, Inc.                                        2,564     146,584        0.0%
#   Campbell Soup Co.                                          23,136   1,427,723        0.1%
    Casey's General Stores, Inc.                                5,202     582,624        0.0%
*   Central Garden & Pet Co.                                    1,175      19,117        0.0%
*   Central Garden & Pet Co. Class A                            3,229      52,600        0.0%
#*  Chefs' Warehouse, Inc. (The)                                1,231      23,721        0.0%
#   Church & Dwight Co., Inc.                                  15,649   1,450,662        0.1%
#   Clorox Co. (The)                                           15,820   1,981,139        0.1%
#   Coca-Cola Bottling Co. Consolidated                           781     124,468        0.0%
    Coca-Cola Co. (The)                                       513,899  23,022,675        0.9%
    Coca-Cola Enterprises, Inc.                                27,588   1,447,818        0.1%
    Colgate-Palmolive Co.                                     105,799   7,503,265        0.3%
    ConAgra Foods, Inc.                                        54,608   2,433,332        0.1%
    Constellation Brands, Inc. Class A                         22,103   3,449,394        0.1%
    Costco Wholesale Corp.                                     54,229   8,032,942        0.3%
#   Coty, Inc. Class A                                          8,187     248,885        0.0%
    CVS Health Corp.                                          135,852  13,653,126        0.5%
*   Darling Ingredients, Inc.                                  15,293     221,596        0.0%
#   Dean Foods Co.                                             10,084     173,747        0.0%
    Dr Pepper Snapple Group, Inc.                              23,478   2,134,385        0.1%
    Edgewell Personal Care Co.                                  7,514     616,674        0.0%
    Energizer Holdings, Inc.                                    7,200     313,128        0.0%
    Estee Lauder Cos., Inc. (The) Class A                      27,719   2,657,421        0.1%
*   Farmer Brothers Co.                                         1,300      39,273        0.0%
#   Flowers Foods, Inc.                                        22,804     436,925        0.0%
    Fresh Del Monte Produce, Inc.                               3,973     171,872        0.0%
    General Mills, Inc.                                        73,832   4,528,855        0.2%
#*  Hain Celestial Group, Inc. (The)                           12,400     519,064        0.0%
#*  Herbalife, Ltd.                                             8,600     498,370        0.0%
#   Hershey Co. (The)                                          17,763   1,653,913        0.1%
#   Hormel Foods Corp.                                         34,854   1,343,622        0.1%
*   HRG Group, Inc.                                            10,900     156,960        0.0%
    Ingles Markets, Inc. Class A                                1,110      40,038        0.0%
    Ingredion, Inc.                                             9,295   1,069,762        0.1%
    Inter Parfums, Inc.                                         1,760      53,891        0.0%
#*  Inventure Foods, Inc.                                       1,529      10,948        0.0%
    J&J Snack Foods Corp.                                       1,991     201,350        0.0%
    JM Smucker Co. (The)                                       13,289   1,687,437        0.1%
    John B Sanfilippo & Son, Inc.                               1,301      71,984        0.0%
    Kellogg Co.                                                32,355   2,485,188        0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
    Kimberly-Clark Corp.                                       45,123 $ 5,648,948        0.2%
    Kraft Heinz Co. (The)                                      74,609   5,824,725        0.2%
    Kroger Co. (The)                                          108,296   3,832,595        0.2%
    Lancaster Colony Corp.                                      2,100     244,650        0.0%
#*  Landec Corp.                                                3,992      44,910        0.0%
*   Lifeway Foods, Inc.                                           315       3,055        0.0%
#   McCormick & Co., Inc. Non-voting                           13,903   1,303,823        0.1%
#   McCormick & Co., Inc. Voting                                  607      56,903        0.0%
    Mead Johnson Nutrition Co.                                 24,372   2,124,020        0.1%
    Medifast, Inc.                                              2,100      66,213        0.0%
#   MGP Ingredients, Inc.                                         233       6,156        0.0%
    Molson Coors Brewing Co. Class B                           21,676   2,072,876        0.1%
    Mondelez International, Inc. Class A                      196,755   8,452,595        0.3%
*   Monster Beverage Corp.                                     17,775   2,563,510        0.1%
*   National Beverage Corp.                                     1,044      48,797        0.0%
*   Natural Alternatives International, Inc.                    1,000      10,510        0.0%
#   Nu Skin Enterprises, Inc. Class A                           6,221     253,630        0.0%
*   Nutraceutical International Corp.                           1,459      34,418        0.0%
    Oil-Dri Corp. of America                                      641      21,384        0.0%
*   Omega Protein Corp.                                         2,100      39,039        0.0%
    PepsiCo, Inc.                                             179,632  18,494,911        0.7%
    Philip Morris International, Inc.                         194,865  19,120,154        0.8%
#*  Pilgrim's Pride Corp.                                       7,683     206,750        0.0%
    Pinnacle Foods, Inc.                                       12,938     551,029        0.0%
#*  Post Holdings, Inc.                                         7,867     565,165        0.0%
    PriceSmart, Inc.                                            2,200     190,388        0.0%
    Procter & Gamble Co. (The)                                338,366  27,109,884        1.1%
*   Revlon, Inc. Class A                                        1,909      69,545        0.0%
    Reynolds American, Inc.                                   104,727   5,194,459        0.2%
*   Rite Aid Corp.                                            114,155     918,948        0.0%
    Rocky Mountain Chocolate Factory, Inc.                        950       9,585        0.0%
    Sanderson Farms, Inc.                                       2,050     188,067        0.0%
*   Seneca Foods Corp. Class A                                    500      16,295        0.0%
    Snyder's-Lance, Inc.                                        6,985     223,310        0.0%
    SpartanNash Co.                                             4,621     128,002        0.0%
#   Spectrum Brands Holdings, Inc.                              3,150     357,840        0.0%
#*  Sprouts Farmers Market, Inc.                               16,414     460,741        0.0%
*   SUPERVALU, Inc.                                            23,835     119,890        0.0%
    Sysco Corp.                                                70,005   3,225,130        0.1%
#   Tootsie Roll Industries, Inc.                               2,173      77,446        0.0%
#*  TreeHouse Foods, Inc.                                       6,632     586,269        0.0%
    Tyson Foods, Inc. Class A                                  36,188   2,381,894        0.1%
*   United Natural Foods, Inc.                                  6,000     214,020        0.0%
    United-Guardian, Inc.                                         600      10,800        0.0%
#   Universal Corp.                                             2,600     141,830        0.0%
*   USANA Health Sciences, Inc.                                   800      94,752        0.0%
#   Vector Group, Ltd.                                         10,288     222,221        0.0%
#   Wal-Mart Stores, Inc.                                     195,872  13,097,961        0.5%
    Walgreens Boots Alliance, Inc.                            104,792   8,307,910        0.3%
    WD-40 Co.                                                   1,600     163,680        0.0%
    Weis Markets, Inc.                                          1,930      87,854        0.0%
#*  WhiteWave Foods Co. (The)                                  21,611     868,978        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
#   Whole Foods Market, Inc.                                   39,715 $  1,154,912        0.1%
                                                                      ------------        ---
Total Consumer Staples                                                 246,287,300        9.6%
                                                                      ------------        ---
Energy -- (6.3%)
    Adams Resources & Energy, Inc.                                300       12,075        0.0%
    Alon USA Energy, Inc.                                       1,957       20,548        0.0%
    Anadarko Petroleum Corp.                                   59,485    3,138,429        0.1%
*   Antero Resources Corp.                                     10,052      284,472        0.0%
#   Apache Corp.                                               46,343    2,521,059        0.1%
    Archrock, Inc.                                              6,100       60,085        0.0%
#   Atwood Oceanics, Inc.                                       6,359       61,428        0.0%
    Baker Hughes, Inc.                                         46,579    2,252,560        0.1%
#*  Basic Energy Services, Inc.                                 4,300       13,760        0.0%
*   Bill Barrett Corp.                                          5,020       39,959        0.0%
#*  Bonanza Creek Energy, Inc.                                  2,888       11,205        0.0%
#   Bristow Group, Inc.                                         3,865       88,586        0.0%
#*  C&J Energy Services, Ltd.                                   3,963        5,746        0.0%
    Cabot Oil & Gas Corp.                                      53,326    1,247,828        0.1%
    California Resources Corp.                                 43,361       95,394        0.0%
*   Callon Petroleum Co.                                        6,552       68,862        0.0%
#   CARBO Ceramics, Inc.                                        2,120       31,482        0.0%
#*  Carrizo Oil & Gas, Inc.                                     5,283      186,860        0.0%
#*  Cheniere Energy, Inc.                                      26,259    1,020,950        0.1%
    Chesapeake Energy Corp.                                    38,433      264,035        0.0%
    Chevron Corp.                                             237,001   24,216,762        1.0%
    Cimarex Energy Co.                                         11,691    1,272,916        0.1%
#*  Clayton Williams Energy, Inc.                                 500        9,065        0.0%
#*  Clean Energy Fuels Corp.                                    7,414       21,204        0.0%
#*  Cloud Peak Energy, Inc.                                     5,872       12,977        0.0%
#*  Cobalt International Energy, Inc.                          28,179       91,018        0.0%
    Columbia Pipeline Group, Inc.                              34,684      888,604        0.1%
*   Concho Resources, Inc.                                     15,351    1,783,326        0.1%
    ConocoPhillips                                            154,184    7,368,453        0.3%
#   CONSOL Energy, Inc.                                        24,000      361,200        0.0%
*   Contango Oil & Gas Co.                                        316        3,975        0.0%
#*  Continental Resources, Inc.                                 9,380      349,499        0.0%
#   Core Laboratories NV                                        5,577      745,422        0.0%
    CVR Energy, Inc.                                            2,684       65,168        0.0%
*   Dawson Geophysical Co.                                      1,639        8,424        0.0%
    Delek US Holdings, Inc.                                     5,595       88,905        0.0%
#   Denbury Resources, Inc.                                     7,200       27,792        0.0%
    Devon Energy Corp.                                         44,659    1,548,774        0.1%
    DHT Holdings, Inc.                                          6,363       36,524        0.0%
#   Diamond Offshore Drilling, Inc.                             7,128      172,925        0.0%
#*  Diamondback Energy, Inc.                                    9,369      811,168        0.0%
#*  Dril-Quip, Inc.                                             4,787      310,293        0.0%
    Energen Corp.                                               9,912      421,161        0.0%
#   EnLink Midstream LLC                                        5,400       77,382        0.0%
    EOG Resources, Inc.                                        68,446    5,655,009        0.2%
*   EP Energy Corp. Class A                                     3,876       19,031        0.0%
    EQT Corp.                                                  17,499    1,226,680        0.1%
*   Era Group, Inc.                                             2,200       20,966        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
*   Exterran Corp.                                              3,050 $    46,665        0.0%
    Exxon Mobil Corp.                                         523,363  46,265,289        1.8%
*   FMC Technologies, Inc.                                     27,320     832,987        0.0%
#*  Forum Energy Technologies, Inc.                             2,493      41,733        0.0%
#   GasLog, Ltd.                                                2,473      31,679        0.0%
#*  Geospace Technologies Corp.                                 1,000      16,360        0.0%
    Green Plains, Inc.                                          3,514      63,603        0.0%
    Gulf Island Fabrication, Inc.                               1,100       8,261        0.0%
#*  Gulfmark Offshore, Inc. Class A                             2,675      18,136        0.0%
*   Gulfport Energy Corp.                                      11,099     347,399        0.0%
    Halliburton Co.                                           107,357   4,434,918        0.2%
*   Helix Energy Solutions Group, Inc.                         10,766      92,911        0.0%
#   Helmerich & Payne, Inc.                                    13,429     887,925        0.1%
    Hess Corp.                                                 31,422   1,873,380        0.1%
    HollyFrontier Corp.                                        22,236     791,602        0.0%
*   Hornbeck Offshore Services, Inc.                            3,129      36,734        0.0%
*   ION Geophysical Corp.                                         836       7,658        0.0%
    Kinder Morgan, Inc.                                       212,727   3,778,032        0.2%
#*  Kosmos Energy, Ltd.                                        11,757      76,185        0.0%
*   Laredo Petroleum, Inc.                                      6,417      78,159        0.0%
    Marathon Oil Corp.                                         75,073   1,057,779        0.1%
    Marathon Petroleum Corp.                                   66,828   2,611,638        0.1%
#*  Matador Resources Co.                                       8,015     172,723        0.0%
*   Matrix Service Co.                                          3,244      61,117        0.0%
*   McDermott International, Inc.                              24,310     110,367        0.0%
*   Memorial Resource Development Corp.                        12,624     165,122        0.0%
#*  Mitcham Industries, Inc.                                    1,264       4,702        0.0%
#   Murphy Oil Corp.                                           19,314     690,282        0.0%
    Nabors Industries, Ltd.                                    35,307     346,009        0.0%
#   National Oilwell Varco, Inc.                               45,185   1,628,467        0.1%
*   Natural Gas Services Group, Inc.                            1,600      36,784        0.0%
*   Newfield Exploration Co.                                   23,991     869,674        0.1%
*   Newpark Resources, Inc.                                     9,500      44,365        0.0%
#   Noble Corp. P.L.C.                                         26,000     291,980        0.0%
    Noble Energy, Inc.                                         50,761   1,832,980        0.1%
#*  Nordic American Offshore, Ltd.                                 19         108        0.0%
#   Nordic American Tankers, Ltd.                               2,265      34,904        0.0%
*   Oasis Petroleum, Inc.                                      10,181      98,654        0.0%
    Occidental Petroleum Corp.                                 96,956   7,431,677        0.3%
#   Oceaneering International, Inc.                            11,442     419,349        0.0%
*   Oil States International, Inc.                              5,700     197,448        0.0%
    ONEOK, Inc.                                                23,356     844,319        0.0%
    Overseas Shipholding Group, Inc. Class A                      269         546        0.0%
    Overseas Shipholding Group, Inc. Class B                    2,700       5,994        0.0%
    Panhandle Oil and Gas, Inc. Class A                         2,000      37,780        0.0%
*   Parker Drilling Co.                                         9,114      27,889        0.0%
*   Parsley Energy, Inc. Class A                               13,887     325,234        0.0%
#   Patterson-UTI Energy, Inc.                                 18,302     361,464        0.0%
    PBF Energy, Inc. Class A                                   10,971     353,047        0.0%
#*  PDC Energy, Inc.                                            5,335     334,985        0.0%
*   PHI, Inc. Non-voting                                        1,795      40,244        0.0%
    Phillips 66                                                63,121   5,182,865        0.2%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Energy -- (Continued)
*   Pioneer Energy Services Corp.                               8,743 $     27,191        0.0%
    Pioneer Natural Resources Co.                              20,349    3,379,969        0.1%
    QEP Resources, Inc.                                        18,400      329,912        0.0%
#   Range Resources Corp.                                      17,614      776,954        0.0%
*   RigNet, Inc.                                                1,066       18,229        0.0%
#   Rowan Cos. P.L.C. Class A                                  13,381      251,697        0.0%
#   RPC, Inc.                                                   9,225      139,482        0.0%
*   RSP Permian, Inc.                                           7,021      214,913        0.0%
    Schlumberger, Ltd.                                        163,940   13,170,940        0.5%
    Scorpio Tankers, Inc.                                      18,204      113,957        0.0%
#*  SEACOR Holdings, Inc.                                       2,200      129,294        0.0%
    SemGroup Corp. Class A                                      4,659      142,845        0.0%
#   Ship Finance International, Ltd.                            6,400       97,088        0.0%
#   SM Energy Co.                                               7,000      218,120        0.0%
#*  Southwestern Energy Co.                                    38,383      515,484        0.0%
    Spectra Energy Corp.                                       82,630    2,583,840        0.1%
    Superior Energy Services, Inc.                             16,418      276,807        0.0%
#*  Synergy Resources Corp.                                     7,259       52,410        0.0%
    Targa Resources Corp.                                       4,587      185,590        0.0%
    Teekay Corp.                                                4,349       48,709        0.0%
#   Teekay Tankers, Ltd. Class A                                2,298        9,054        0.0%
#   Tesco Corp.                                                 2,270       21,474        0.0%
    Tesoro Corp.                                               14,426    1,149,608        0.1%
*   TETRA Technologies, Inc.                                    8,150       58,680        0.0%
#   Transocean, Ltd.                                           41,056      454,900        0.0%
#*  Ultra Petroleum Corp.                                      16,709        5,217        0.0%
*   Unit Corp.                                                  4,580       57,983        0.0%
#   US Silica Holdings, Inc.                                    5,584      142,671        0.0%
*   Vaalco Energy, Inc.                                         5,480        6,740        0.0%
    Valero Energy Corp.                                        56,572    3,330,394        0.1%
#*  W&T Offshore, Inc.                                          3,644        8,782        0.0%
#*  Weatherford International P.L.C.                           86,694      704,822        0.0%
    Western Refining, Inc.                                      9,794      262,087        0.0%
#*  Westmoreland Coal Co.                                         837        5,968        0.0%
#*  Whiting Petroleum Corp.                                    22,238      266,856        0.0%
    Williams Cos., Inc. (The)                                  82,857    1,606,597        0.1%
    World Fuel Services Corp.                                   8,145      380,616        0.0%
*   WPX Energy, Inc.                                           21,687      209,496        0.0%
                                                                      ------------        ---
Total Energy                                                           175,745,434        6.9%
                                                                      ------------        ---
Financials -- (12.9%)
    1st Source Corp.                                            2,189       75,389        0.0%
*   Affiliated Managers Group, Inc.                             6,380    1,086,642        0.1%
    Aflac, Inc.                                                49,594    3,420,498        0.2%
    Alexander & Baldwin, Inc.                                   4,971      190,091        0.0%
*   Alleghany Corp.                                             1,869      974,272        0.1%
    Allied World Assurance Co. Holdings AG                     11,100      394,938        0.0%
    Allstate Corp. (The)                                       48,557    3,158,633        0.1%
*   Ally Financial, Inc.                                       49,552      882,521        0.1%
*   Altisource Asset Management Corp.                             240        4,020        0.0%
*   Altisource Portfolio Solutions SA                           2,400       75,096        0.0%
*   Ambac Financial Group, Inc.                                 5,480       88,940        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
#   American Equity Investment Life Holding Co.                   9,548 $   133,672        0.0%
    American Express Co.                                         99,754   6,526,904        0.3%
    American Financial Group, Inc.                                8,569     592,204        0.0%
    American International Group, Inc.                          139,359   7,779,019        0.3%
    American National Insurance Co.                               1,054     122,390        0.0%
*   American River Bankshares                                       882       8,926        0.0%
    Ameriprise Financial, Inc.                                   21,340   2,046,506        0.1%
    Ameris Bancorp                                                3,851     120,921        0.0%
    AMERISAFE, Inc.                                               2,573     138,633        0.0%
    AmeriServ Financial, Inc.                                       100         308        0.0%
    AmTrust Financial Services, Inc.                             10,510     261,174        0.0%
    Aon P.L.C.                                                   33,234   3,493,558        0.2%
#*  Arch Capital Group, Ltd.                                     14,556   1,026,052        0.1%
    Argo Group International Holdings, Ltd.                       4,331     238,075        0.0%
#   Arrow Financial Corp.                                           943      26,555        0.0%
    Arthur J Gallagher & Co.                                     20,171     928,673        0.1%
#   Artisan Partners Asset Management, Inc. Class A               4,407     142,390        0.0%
    Aspen Insurance Holdings, Ltd.                                7,426     344,195        0.0%
    Associated Banc-Corp                                         18,644     340,067        0.0%
*   Associated Capital Group, Inc. Class A                          467      14,229        0.0%
    Assurant, Inc.                                                8,097     684,763        0.0%
    Assured Guaranty, Ltd.                                       18,300     473,421        0.0%
*   Asta Funding, Inc.                                              400       4,004        0.0%
    Astoria Financial Corp.                                       9,842     148,024        0.0%
*   Atlantic Coast Financial Corp.                                  137         880        0.0%
*   Atlanticus Holdings Corp.                                     1,196       3,612        0.0%
#*  AV Homes, Inc.                                                1,000      11,500        0.0%
    Axis Capital Holdings, Ltd.                                  12,640     673,333        0.0%
    Baldwin & Lyons, Inc. Class B                                   562      13,735        0.0%
#   Banc of California, Inc.                                        477       9,707        0.0%
    BancFirst Corp.                                                 700      43,659        0.0%
*   Bancorp, Inc. (The)                                           4,099      23,241        0.0%
    BancorpSouth, Inc.                                           10,334     242,746        0.0%
    Bank Mutual Corp.                                             6,120      49,450        0.0%
    Bank of America Corp.                                     1,262,804  18,386,426        0.7%
#   Bank of Hawaii Corp.                                          5,000     342,050        0.0%
    Bank of New York Mellon Corp. (The)                         129,349   5,205,004        0.2%
#   Bank of the Ozarks, Inc.                                      9,976     412,009        0.0%
    BankFinancial Corp.                                           2,730      33,743        0.0%
    BankUnited, Inc.                                             13,594     468,993        0.0%
    Banner Corp.                                                  3,961     169,452        0.0%
    BB&T Corp.                                                   97,116   3,435,964        0.2%
    BBCN Bancorp, Inc.                                           10,613     165,775        0.0%
*   Beneficial Bancorp, Inc.                                      6,430      89,313        0.0%
*   Berkshire Hathaway, Inc. Class B                            231,000  33,605,880        1.3%
    Berkshire Hills Bancorp, Inc.                                 3,350      90,919        0.0%
#   BGC Partners, Inc. Class A                                   29,733     269,976        0.0%
    BlackRock, Inc.                                              15,531   5,534,161        0.2%
    BNC Bancorp                                                     964      21,555        0.0%
#*  BofI Holding, Inc.                                            7,924     161,412        0.0%
#   BOK Financial Corp.                                           2,703     162,667        0.0%
    Boston Private Financial Holdings, Inc.                       8,785     107,353        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Bridge Bancorp, Inc.                                          439 $    13,363        0.0%
    Brookline Bancorp, Inc.                                     6,047      68,815        0.0%
#   Brown & Brown, Inc.                                        15,100     530,161        0.0%
    Bryn Mawr Bank Corp.                                        1,149      32,655        0.0%
    Calamos Asset Management, Inc. Class A                      1,676      13,810        0.0%
    Camden National Corp.                                         600      26,106        0.0%
    Capital Bank Financial Corp. Class A                        3,611     109,161        0.0%
#   Capital City Bank Group, Inc.                               1,069      15,843        0.0%
    Capital One Financial Corp.                                63,139   4,570,632        0.2%
    Capitol Federal Financial, Inc.                            16,210     215,431        0.0%
    Cardinal Financial Corp.                                    5,005     110,761        0.0%
*   Cascade Bancorp                                             4,228      25,579        0.0%
    Cash America International, Inc.                            2,940     108,662        0.0%
    Cathay General Bancorp                                     10,064     307,153        0.0%
    CBOE Holdings, Inc.                                        10,290     637,568        0.0%
*   CBRE Group, Inc. Class A                                   37,154   1,100,873        0.1%
    CenterState Banks, Inc.                                     3,151      51,330        0.0%
    Central Pacific Financial Corp.                             1,299      30,319        0.0%
    Charles Schwab Corp. (The)                                146,578   4,164,281        0.2%
    Chemical Financial Corp.                                    4,450     171,147        0.0%
    Chubb, Ltd.                                                57,953   6,830,341        0.3%
#   Cincinnati Financial Corp.                                 18,115   1,195,771        0.1%
#   CIT Group, Inc.                                            23,481     811,738        0.0%
    Citigroup, Inc.                                           367,635  17,014,148        0.7%
    Citizens Community Bancorp, Inc.                              600       5,502        0.0%
    Citizens Financial Group, Inc.                             60,984   1,393,484        0.1%
#*  Citizens, Inc.                                              4,015      32,722        0.0%
#   City Holding Co.                                            1,857      91,216        0.0%
    Clifton Bancorp, Inc.                                       4,845      72,094        0.0%
    CME Group, Inc.                                            40,165   3,691,565        0.2%
    CNA Financial Corp.                                         4,268     134,869        0.0%
    CNB Financial Corp.                                           280       5,009        0.0%
    CNO Financial Group, Inc.                                  21,200     389,444        0.0%
    CoBiz Financial, Inc.                                       3,100      37,541        0.0%
#   Cohen & Steers, Inc.                                        2,055      80,700        0.0%
    Columbia Banking System, Inc.                               6,012     177,294        0.0%
    Comerica, Inc.                                             21,255     943,722        0.1%
#   Commerce Bancshares, Inc.                                  10,927     511,602        0.0%
#   Community Bank System, Inc.                                 5,081     201,055        0.0%
    Community Trust Bancorp, Inc.                               1,749      62,737        0.0%
    ConnectOne Bancorp, Inc.                                    3,250      55,933        0.0%
#   Consolidated-Tomoka Land Co.                                  681      33,573        0.0%
*   Consumer Portfolio Services, Inc.                           1,025       4,049        0.0%
#*  Cowen Group, Inc. Class A                                   4,050      14,114        0.0%
    Crawford & Co. Class A                                      3,717      23,231        0.0%
#   Crawford & Co. Class B                                      1,800      12,132        0.0%
#*  Credit Acceptance Corp.                                       897     176,054        0.0%
#   Cullen/Frost Bankers, Inc.                                  6,821     436,476        0.0%
*   Customers Bancorp, Inc.                                     1,560      40,529        0.0%
    CVB Financial Corp.                                        11,960     205,473        0.0%
#   Diamond Hill Investment Group, Inc.                           293      51,351        0.0%
    Dime Community Bancshares, Inc.                             5,980     108,298        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Discover Financial Services                               52,149 $2,934,424        0.1%
    Donegal Group, Inc. Class A                                1,374     21,036        0.0%
*   E*TRADE Financial Corp.                                   35,391    891,145        0.1%
#*  Eagle Bancorp, Inc.                                        3,968    201,178        0.0%
    East West Bancorp, Inc.                                   17,146    642,804        0.0%
#   Eaton Vance Corp.                                         14,485    500,167        0.0%
#*  eHealth, Inc.                                              2,800     31,332        0.0%
    EMC Insurance Group, Inc.                                  1,299     34,372        0.0%
    Employers Holdings, Inc.                                   3,900    115,830        0.0%
#*  Encore Capital Group, Inc.                                 2,794     78,651        0.0%
    Endurance Specialty Holdings, Ltd.                         8,196    524,380        0.0%
*   Enova International, Inc.                                  2,690     23,699        0.0%
*   Enstar Group, Ltd.                                         1,077    170,640        0.0%
    Enterprise Financial Services Corp.                        1,766     48,335        0.0%
    Erie Indemnity Co. Class A                                 3,217    303,653        0.0%
    ESSA Bancorp, Inc.                                           707      9,580        0.0%
#   EverBank Financial Corp.                                   8,017    120,896        0.0%
    Evercore Partners, Inc. Class A                            5,080    262,331        0.0%
    Everest Re Group, Ltd.                                     6,000  1,109,400        0.1%
#*  Ezcorp, Inc. Class A                                       4,723     23,379        0.0%
#   FactSet Research Systems, Inc.                             5,014    755,861        0.0%
    FBL Financial Group, Inc. Class A                          2,100    126,987        0.0%
*   FCB Financial Holdings, Inc. Class A                       1,589     55,536        0.0%
    Federal Agricultural Mortgage Corp. Class C                1,380     56,138        0.0%
    Federated Investors, Inc. Class B                         12,401    391,872        0.0%
    Federated National Holding Co.                             1,029     19,602        0.0%
    Fidelity Southern Corp.                                    1,153     18,632        0.0%
    Fifth Third Bancorp                                       92,901  1,701,017        0.1%
    Financial Engines, Inc.                                    5,316    171,228        0.0%
    Financial Institutions, Inc.                               1,243     34,804        0.0%
*   First Acceptance Corp.                                       181        315        0.0%
#   First American Financial Corp.                            13,379    481,912        0.0%
*   First BanCorp(318672706)                                   8,881     34,636        0.0%
    First Bancorp(318910106)                                   1,500     30,600        0.0%
    First Busey Corp.                                          2,339     47,809        0.0%
    First Cash Financial Services, Inc.                        3,369    154,064        0.0%
    First Citizens BancShares, Inc. Class A                      822    209,610        0.0%
    First Commonwealth Financial Corp.                         9,645     88,541        0.0%
    First Community Bancshares, Inc.                           1,700     35,377        0.0%
    First Defiance Financial Corp.                             1,538     60,874        0.0%
    First Financial Bancorp                                    7,926    154,557        0.0%
#   First Financial Bankshares, Inc.                           7,170    232,165        0.0%
    First Financial Corp.                                      1,100     38,973        0.0%
    First Financial Northwest, Inc.                            2,411     32,886        0.0%
    First Horizon National Corp.                              30,142    424,399        0.0%
    First Interstate BancSystem, Inc. Class A                  3,099     83,983        0.0%
    First Merchants Corp.                                      3,650     93,623        0.0%
    First Midwest Bancorp, Inc.                               10,332    190,935        0.0%
*   First NBC Bank Holding Co.                                 1,667     36,241        0.0%
    First Niagara Financial Group, Inc.                       42,517    448,980        0.0%
    First Republic Bank                                       16,818  1,182,642        0.1%
    First South Bancorp, Inc.                                  1,685     14,491        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    FirstMerit Corp.                                          19,271 $  427,045        0.0%
*   Flagstar Bancorp, Inc.                                     1,679     39,742        0.0%
    Flushing Financial Corp.                                   2,863     57,117        0.0%
    FNB Corp.                                                 27,126    358,606        0.0%
    FNF Group                                                 25,329    807,995        0.0%
*   FNFV Group                                                 8,442     90,920        0.0%
#*  Forestar Group, Inc.                                       3,501     47,264        0.0%
    Fox Chase Bancorp, Inc.                                      800     15,768        0.0%
    Franklin Resources, Inc.                                  46,420  1,733,323        0.1%
#   Fulton Financial Corp.                                    20,459    286,221        0.0%
    GAMCO Investors, Inc. Class A                                467     18,479        0.0%
#*  Genworth Financial, Inc. Class A                          57,056    195,702        0.0%
#   German American Bancorp, Inc.                              1,398     45,058        0.0%
#   Glacier Bancorp, Inc.                                      8,340    215,923        0.0%
*   Global Indemnity P.L.C.                                    1,204     37,866        0.0%
    Goldman Sachs Group, Inc. (The)                           45,482  7,464,051        0.3%
    Great Southern Bancorp, Inc.                               1,100     41,646        0.0%
*   Green Dot Corp. Class A                                    2,568     57,087        0.0%
#   Greenhill & Co., Inc.                                      2,931     64,541        0.0%
*   Greenlight Capital Re, Ltd. Class A                        2,682     57,743        0.0%
    Guaranty Bancorp                                             319      5,238        0.0%
*   Hallmark Financial Services, Inc.                          1,034     11,674        0.0%
    Hancock Holding Co.                                        8,126    211,032        0.0%
    Hanmi Financial Corp.                                      4,412    102,005        0.0%
    Hanover Insurance Group, Inc. (The)                        5,156    442,179        0.0%
    Hartford Financial Services Group, Inc. (The)             50,636  2,247,226        0.1%
#   HCI Group, Inc.                                            1,104     33,076        0.0%
    Heartland Financial USA, Inc.                              1,732     58,039        0.0%
    Heritage Commerce Corp.                                    2,541     26,528        0.0%
    Heritage Financial Corp.                                   2,274     41,955        0.0%
    HFF, Inc. Class A                                          4,757    151,415        0.0%
*   Hilltop Holdings, Inc.                                     7,641    151,750        0.0%
    Home BancShares, Inc.                                      7,475    321,350        0.0%
*   HomeStreet, Inc.                                             784     16,895        0.0%
*   HomeTrust Bancshares, Inc.                                 1,062     19,700        0.0%
    HopFed Bancorp, Inc.                                         208      2,340        0.0%
    Horace Mann Educators Corp.                                3,472    107,979        0.0%
#*  Howard Hughes Corp. (The)                                  4,311    453,388        0.0%
#   Huntington Bancshares, Inc.                               90,200    907,412        0.1%
    Iberiabank Corp.                                           4,544    268,051        0.0%
    Independence Holding Co.                                   2,640     40,577        0.0%
    Independent Bank Corp.                                     2,607    122,607        0.0%
    Independent Bank Group, Inc.                               1,100     40,260        0.0%
    Infinity Property & Casualty Corp.                           800     64,128        0.0%
#   Interactive Brokers Group, Inc. Class A                    7,303    277,514        0.0%
    Intercontinental Exchange, Inc.                           14,689  3,525,801        0.2%
    International Bancshares Corp.                             6,326    165,678        0.0%
*   INTL. FCStone, Inc.                                        1,015     27,710        0.0%
    Invesco, Ltd.                                             48,960  1,518,250        0.1%
    Investment Technology Group, Inc.                          3,824     74,644        0.0%
    Investors Bancorp, Inc.                                   40,700    470,085        0.0%
#   Janus Capital Group, Inc.                                 17,800    259,880        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Jones Lang LaSalle, Inc.                                    5,500 $   633,435        0.0%
    JPMorgan Chase & Co.                                      461,003  29,135,390        1.2%
*   KCG Holdings, Inc. Class A                                  2,082      28,523        0.0%
    Kearny Financial Corp.                                      3,928      49,571        0.0%
    Kemper Corp.                                                4,800     148,608        0.0%
#   Kennedy-Wilson Holdings, Inc.                               9,928     214,544        0.0%
    KeyCorp                                                    99,458   1,222,339        0.1%
    Lakeland Bancorp, Inc.                                      3,852      42,719        0.0%
    Lakeland Financial Corp.                                    1,700      80,393        0.0%
    LegacyTexas Financial Group, Inc.                           3,595      88,653        0.0%
    Legg Mason, Inc.                                           13,474     432,650        0.0%
#*  LendingTree, Inc.                                             721      64,508        0.0%
    Leucadia National Corp.                                    36,995     617,077        0.0%
    Lincoln National Corp.                                     28,868   1,254,315        0.1%
    Loews Corp.                                                35,005   1,388,998        0.1%
#   LPL Financial Holdings, Inc.                                9,983     263,551        0.0%
#   M&T Bank Corp.                                             17,516   2,072,493        0.1%
    Macatawa Bank Corp.                                           886       6,034        0.0%
    Maiden Holdings, Ltd.                                       8,450     103,344        0.0%
    MainSource Financial Group, Inc.                            1,600      34,960        0.0%
*   Marcus & Millichap, Inc.                                    1,064      26,685        0.0%
*   Markel Corp.                                                1,731   1,556,359        0.1%
    MarketAxess Holdings, Inc.                                  4,555     559,172        0.0%
    Marlin Business Services Corp.                              1,200      17,748        0.0%
    Marsh & McLennan Cos., Inc.                                64,189   4,053,535        0.2%
    MB Financial, Inc.                                          7,788     270,711        0.0%
*   MBIA, Inc.                                                 14,600     113,880        0.0%
    Mercantile Bank Corp.                                         285       6,874        0.0%
    Merchants Bancshares, Inc.                                    694      21,125        0.0%
#   Mercury General Corp.                                       3,136     165,894        0.0%
    Meridian Bancorp, Inc.                                      4,269      62,413        0.0%
    MetLife, Inc.                                             117,747   5,310,390        0.2%
*   MGIC Investment Corp.                                      15,500     112,065        0.0%
#   MidSouth Bancorp, Inc.                                        900       8,145        0.0%
#   Moelis & Co. Class A                                          842      23,669        0.0%
    Moody's Corp.                                              20,872   1,997,868        0.1%
    Morgan Stanley                                            174,526   4,722,674        0.2%
    Morningstar, Inc.                                           2,287     190,278        0.0%
    MSCI, Inc.                                                 12,894     979,170        0.1%
    Nasdaq, Inc.                                               13,831     853,511        0.0%
    National Bank Holdings Corp. Class A                        1,497      29,925        0.0%
    National General Holdings Corp.                                54       1,090        0.0%
    National Interstate Corp.                                     588      18,105        0.0%
    Navient Corp.                                              47,447     648,600        0.0%
*   Navigators Group, Inc. (The)                                1,805     149,111        0.0%
    NBT Bancorp, Inc.                                           3,984     112,907        0.0%
    Nelnet, Inc. Class A                                        3,140     131,597        0.0%
    New York Community Bancorp, Inc.                           54,572     820,217        0.0%
*   NewStar Financial, Inc.                                     3,834      36,883        0.0%
    Northern Trust Corp.                                       26,317   1,870,612        0.1%
    Northfield Bancorp, Inc.                                    5,064      80,315        0.0%
    Northrim BanCorp, Inc.                                        600      15,480        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
#   NorthStar Asset Management Group, Inc.                     21,618 $  268,928        0.0%
    Northwest Bancshares, Inc.                                 10,509    147,336        0.0%
#   OceanFirst Financial Corp.                                  1,629     31,733        0.0%
*   Ocwen Financial Corp.                                      12,045     27,222        0.0%
    OFG Bancorp                                                 3,500     30,905        0.0%
    Old National Bancorp.                                       9,703    130,020        0.0%
    Old Republic International Corp.                           29,682    548,820        0.0%
    OneBeacon Insurance Group, Ltd. Class A                     3,161     39,196        0.0%
#*  OneMain Holdings, Inc.                                      7,140    227,195        0.0%
    Oppenheimer Holdings, Inc. Class A                            765     11,689        0.0%
    Opus Bank                                                     451     16,290        0.0%
#   Oritani Financial Corp.                                     6,231    107,983        0.0%
    Pacific Continental Corp.                                   1,300     21,658        0.0%
*   Pacific Mercantile Bancorp                                  1,425     10,702        0.0%
*   Pacific Premier Bancorp, Inc.                               1,357     31,564        0.0%
#   PacWest Bancorp                                            13,037    521,219        0.0%
    Park National Corp.                                         1,100    100,980        0.0%
    Park Sterling Corp.                                         1,320      9,636        0.0%
*   Patriot National Bancorp, Inc.                                 20        285        0.0%
    Peapack Gladstone Financial Corp.                           1,562     29,897        0.0%
*   PennyMac Financial Services, Inc. Class A                     230      2,930        0.0%
#   People's United Financial, Inc.                            35,258    546,499        0.0%
    Peoples Bancorp, Inc.                                       1,197     25,724        0.0%
*   PHH Corp.                                                   5,033     64,573        0.0%
*   Phoenix Cos., Inc. (The)                                      418     15,470        0.0%
*   PICO Holdings, Inc.                                         1,800     17,874        0.0%
    Pinnacle Financial Partners, Inc.                           5,063    248,948        0.0%
*   Piper Jaffray Cos.                                          1,704     71,074        0.0%
    PNC Financial Services Group, Inc. (The)                   63,280  5,554,718        0.2%
    Popular, Inc.                                              11,367    337,827        0.0%
#*  PRA Group, Inc.                                             5,700    189,126        0.0%
    Preferred Bank                                                453     14,387        0.0%
#   Primerica, Inc.                                             6,182    306,380        0.0%
    Principal Financial Group, Inc.                            32,439  1,384,497        0.1%
    PrivateBancorp, Inc.                                        9,671    402,410        0.0%
    ProAssurance Corp.                                          6,800    324,564        0.0%
    Progressive Corp. (The)                                    72,299  2,356,947        0.1%
#   Prosperity Bancshares, Inc.                                 7,608    401,474        0.0%
    Provident Financial Services, Inc.                          5,262    105,135        0.0%
    Prudential Financial, Inc.                                 55,175  4,283,787        0.2%
    Pulaski Financial Corp.                                       342      5,530        0.0%
    Pzena Investment Management, Inc. Class A                     566      5,128        0.0%
    Radian Group, Inc.                                          9,498    121,479        0.0%
#   Raymond James Financial, Inc.                              14,829    773,629        0.0%
#   RE/MAX Holdings, Inc. Class A                                 511     18,805        0.0%
*   Realogy Holdings Corp.                                     17,722    633,384        0.0%
*   Regional Management Corp.                                     133      2,197        0.0%
    Regions Financial Corp.                                   152,281  1,428,396        0.1%
    Reinsurance Group of America, Inc.                          7,890    751,286        0.0%
    RenaissanceRe Holdings, Ltd.                                5,405    599,469        0.0%
    Renasant Corp.                                              3,486    119,709        0.0%
    Republic Bancorp, Inc. Class A                                805     21,985        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   Republic First Bancorp, Inc.                                  500 $    2,325        0.0%
    Resource America, Inc. Class A                              2,228     14,081        0.0%
    Riverview Bancorp, Inc.                                     1,205      5,254        0.0%
#   RLI Corp.                                                   4,500    279,810        0.0%
    S&P Global, Inc.                                           32,864  3,511,518        0.2%
#   S&T Bancorp, Inc.                                           2,523     64,765        0.0%
#*  Safeguard Scientifics, Inc.                                 1,767     24,385        0.0%
    Safety Insurance Group, Inc.                                1,800    101,898        0.0%
    Sandy Spring Bancorp, Inc.                                  1,969     56,294        0.0%
*   Santander Consumer USA Holdings, Inc.                      11,747    154,708        0.0%
*   Seacoast Banking Corp. of Florida                           1,185     19,221        0.0%
    SEI Investments Co.                                        17,903    860,776        0.0%
#   Selective Insurance Group, Inc.                             5,977    207,462        0.0%
#   ServisFirst Bancshares, Inc.                                  900     44,352        0.0%
    SI Financial Group, Inc.                                    1,347     18,750        0.0%
    Sierra Bancorp                                                240      4,226        0.0%
*   Signature Bank                                              6,348    874,945        0.1%
    Simmons First National Corp. Class A                        2,871    134,076        0.0%
#*  SLM Corp.                                                  53,247    360,482        0.0%
    South State Corp.                                           2,610    182,648        0.0%
#   Southside Bancshares, Inc.                                  3,061     89,412        0.0%
    Southwest Bancorp, Inc.                                     1,600     25,680        0.0%
    State Auto Financial Corp.                                  1,800     36,918        0.0%
#   State Bank Financial Corp.                                    555     11,588        0.0%
    State Street Corp.                                         49,806  3,102,914        0.1%
    Sterling Bancorp                                           12,280    200,655        0.0%
    Stewart Information Services Corp.                          1,894     65,949        0.0%
*   Stifel Financial Corp.                                      7,249    238,565        0.0%
    Stock Yards Bancorp, Inc.                                   1,733     70,083        0.0%
    Suffolk Bancorp                                             1,838     44,094        0.0%
*   Sun Bancorp, Inc.                                             427      9,176        0.0%
    SunTrust Banks, Inc.                                       61,612  2,571,685        0.1%
*   SVB Financial Group                                         6,092    635,274        0.0%
*   Synchrony Financial                                       122,701  3,750,970        0.2%
    Synovus Financial Corp.                                    16,107    501,894        0.0%
    T Rowe Price Group, Inc.                                   31,065  2,338,884        0.1%
    Talmer Bancorp, Inc. Class A                                4,771     92,557        0.0%
    TCF Financial Corp.                                        18,696    255,013        0.0%
#   TD Ameritrade Holding Corp.                                32,812    978,782        0.1%
*   Tejon Ranch Co.                                             1,649     37,135        0.0%
    Territorial Bancorp, Inc.                                     840     22,033        0.0%
*   Texas Capital Bancshares, Inc.                              4,803    220,073        0.0%
    TFS Financial Corp.                                        11,114    198,941        0.0%
#   Tompkins Financial Corp.                                      868     56,715        0.0%
    Torchmark Corp.                                            14,850    859,666        0.0%
    Towne Bank                                                  2,502     52,542        0.0%
    Travelers Cos., Inc. (The)                                 38,902  4,275,330        0.2%
    Trico Bancshares                                            1,628     43,826        0.0%
    TrustCo Bank Corp. NY                                       7,300     46,793        0.0%
#   Trustmark Corp.                                             7,311    179,193        0.0%
    U.S. Bancorp.                                             207,513  8,858,730        0.4%
    UMB Financial Corp.                                         4,421    246,471        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
    Umpqua Holdings Corp.                                      24,579 $    389,086        0.0%
    Union Bankshares Corp.                                      4,955      130,862        0.0%
#   United Bankshares, Inc.                                     7,583      293,386        0.0%
    United Community Banks, Inc.                                5,559      111,903        0.0%
    United Community Financial Corp.                              596        3,540        0.0%
    United Financial Bancorp, Inc.                              5,504       71,442        0.0%
    United Fire Group, Inc.                                     2,765      123,927        0.0%
*   United Security Bancshares                                  1,803        9,700        0.0%
    Universal Insurance Holdings, Inc.                          3,536       62,269        0.0%
    Univest Corp. of Pennsylvania                               1,893       37,368        0.0%
    Unum Group                                                 29,554    1,011,042        0.1%
    Validus Holdings, Ltd.                                      9,771      450,345        0.0%
#   Valley National Bancorp                                    24,493      231,704        0.0%
    Value Line, Inc.                                              300        4,917        0.0%
#   Virtus Investment Partners, Inc.                              750       58,665        0.0%
    Voya Financial, Inc.                                       24,481      794,898        0.0%
#   Waddell & Reed Financial, Inc. Class A                      9,308      189,325        0.0%
*   Walker & Dunlop, Inc.                                       2,388       52,655        0.0%
    Washington Federal, Inc.                                   14,508      352,399        0.0%
    Washington Trust Bancorp, Inc.                              1,700       62,271        0.0%
    Waterstone Financial, Inc.                                  1,767       24,773        0.0%
#   Webster Financial Corp.                                    10,115      370,614        0.0%
    Wells Fargo & Co.                                         597,868   29,881,443        1.2%
    WesBanco, Inc.                                              2,465       79,200        0.0%
#   West BanCorp, Inc.                                          2,033       37,915        0.0%
#   Westamerica Bancorporation                                  3,200      155,904        0.0%
*   Western Alliance Bancorp                                   11,266      412,110        0.0%
    Westfield Financial, Inc.                                   4,099       31,398        0.0%
    Westwood Holdings Group, Inc.                                 700       40,285        0.0%
    White Mountains Insurance Group, Ltd.                         700      581,000        0.0%
    Willis Towers Watson P.L.C.                                18,356    2,292,664        0.1%
    Wilshire Bancorp, Inc.                                     10,861      116,973        0.0%
    Wintrust Financial Corp.                                    4,708      244,910        0.0%
#   WisdomTree Investments, Inc.                               14,488      157,774        0.0%
*   World Acceptance Corp.                                        100        4,339        0.0%
    WR Berkley Corp.                                           12,332      690,592        0.0%
    WSFS Financial Corp.                                        4,531      154,688        0.0%
    XL Group P.L.C.                                            34,713    1,136,156        0.1%
    Yadkin Financial Corp.                                      2,164       54,143        0.0%
#   Zions Bancorporation                                       25,393      698,815        0.0%
                                                                      ------------       ----
Total Financials                                                       357,457,249       14.0%
                                                                      ------------       ----
Health Care -- (13.2%)
    Abaxis, Inc.                                                2,807      127,213        0.0%
    Abbott Laboratories                                       175,900    6,842,510        0.3%
    AbbVie, Inc.                                              203,397   12,407,217        0.5%
#*  ABIOMED, Inc.                                               4,889      474,917        0.0%
#*  Acadia Healthcare Co., Inc.                                 8,494      536,736        0.0%
*   Accuray, Inc.                                                 125          670        0.0%
    Aceto Corp.                                                 4,554      102,146        0.0%
#*  Achillion Pharmaceuticals, Inc.                             1,800       15,390        0.0%
*   Acorda Therapeutics, Inc.                                   4,300      111,155        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Addus HomeCare Corp.                                          340 $     6,290        0.0%
    Aetna, Inc.                                                43,489   4,882,510        0.2%
    Agilent Technologies, Inc.                                 40,366   1,651,777        0.1%
#*  Air Methods Corp.                                           3,900     144,222        0.0%
#*  Akorn, Inc.                                                10,057     255,951        0.0%
#*  Albany Molecular Research, Inc.                             3,400      51,170        0.0%
*   Alere, Inc.                                                 9,719     379,041        0.0%
*   Alexion Pharmaceuticals, Inc.                              28,096   3,913,211        0.2%
#*  Align Technology, Inc.                                      8,711     628,847        0.0%
*   Alkermes P.L.C.                                            18,800     747,300        0.0%
*   Allergan P.L.C.                                            48,324  10,465,045        0.4%
*   Alliance HealthCare Services, Inc.                          1,000       7,190        0.0%
#*  Allscripts Healthcare Solutions, Inc.                      22,760     304,984        0.0%
*   Almost Family, Inc.                                           812      34,112        0.0%
#*  Alnylam Pharmaceuticals, Inc.                               8,827     591,762        0.0%
#*  AMAG Pharmaceuticals, Inc.                                  2,000      53,040        0.0%
#*  Amedisys, Inc.                                              3,037     156,375        0.0%
    AmerisourceBergen Corp.                                    25,180   2,142,818        0.1%
    Amgen, Inc.                                                93,547  14,808,490        0.6%
#*  AMN Healthcare Services, Inc.                               6,328     224,707        0.0%
*   Amsurg Corp.                                                6,800     550,664        0.0%
#*  Anacor Pharmaceuticals, Inc.                                4,860     304,916        0.0%
    Analogic Corp.                                              1,300     102,687        0.0%
*   AngioDynamics, Inc.                                         1,572      19,257        0.0%
*   Anika Therapeutics, Inc.                                    1,888      86,206        0.0%
    Anthem, Inc.                                               32,544   4,581,219        0.2%
#*  Aralez Pharmaceuticals, Inc.                                3,692      14,436        0.0%
*   ArQule, Inc.                                                2,900       4,727        0.0%
#*  athenahealth, Inc.                                          4,898     652,903        0.0%
    Atrion Corp.                                                  200      79,460        0.0%
*   Aviragen Therapeutics, Inc.                                   488         771        0.0%
    Baxalta, Inc.                                              65,553   2,749,948        0.1%
    Baxter International, Inc.                                 66,639   2,946,777        0.1%
    Becton Dickinson and Co.                                   26,298   4,240,816        0.2%
*   Bio-Rad Laboratories, Inc. Class A                          2,623     372,073        0.0%
    Bio-Techne Corp.                                            4,471     416,608        0.0%
*   Biogen, Inc.                                               26,407   7,261,661        0.3%
*   BioMarin Pharmaceutical, Inc.                              19,280   1,632,630        0.1%
#*  BioScrip, Inc.                                              6,872      18,142        0.0%
*   BioSpecifics Technologies Corp.                               324      11,521        0.0%
*   BioTelemetry, Inc.                                          3,663      57,619        0.0%
*   Bluebird Bio, Inc.                                          4,000     177,400        0.0%
*   Boston Scientific Corp.                                   170,548   3,738,412        0.2%
    Bristol-Myers Squibb Co.                                  210,306  15,179,887        0.6%
#*  Brookdale Senior Living, Inc.                              18,906     349,005        0.0%
    Bruker Corp.                                               14,667     415,076        0.0%
#*  Cambrex Corp.                                               3,827     184,614        0.0%
    Cantel Medical Corp.                                        5,150     344,999        0.0%
*   Capital Senior Living Corp.                                 3,849      77,211        0.0%
    Cardinal Health, Inc.                                      40,513   3,178,650        0.1%
*   Catalent, Inc.                                             12,257     361,949        0.0%
    Catalyst Biosciences, Inc.                                    263         368        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
*   Celgene Corp.                                              92,993 $ 9,616,406        0.4%
*   Centene Corp.                                              20,944   1,297,690        0.1%
*   Cerner Corp.                                               38,220   2,145,671        0.1%
*   Charles River Laboratories International, Inc.              6,100     483,547        0.0%
    Chemed Corp.                                                2,300     298,494        0.0%
    Cigna Corp.                                                29,209   4,046,615        0.2%
*   Community Health Systems, Inc.                             13,689     261,186        0.0%
#   Computer Programs & Systems, Inc.                           1,145      58,773        0.0%
*   Concert Pharmaceuticals, Inc.                               2,800      39,032        0.0%
    CONMED Corp.                                                3,600     149,112        0.0%
#   Cooper Cos., Inc. (The)                                     5,856     896,436        0.0%
*   Corvel Corp.                                                1,800      81,360        0.0%
    CR Bard, Inc.                                               8,774   1,861,580        0.1%
*   Cross Country Healthcare, Inc.                              1,700      21,131        0.0%
#   CryoLife, Inc.                                              3,061      37,956        0.0%
#*  Cumberland Pharmaceuticals, Inc.                            2,792      13,262        0.0%
*   Cutera, Inc.                                                1,850      21,571        0.0%
*   Cynosure, Inc. Class A                                      3,165     154,895        0.0%
*   DaVita HealthCare Partners, Inc.                           20,640   1,525,296        0.1%
    DENTSPLY SIRONA, Inc.                                      30,356   1,809,218        0.1%
#*  Depomed, Inc.                                               8,100     140,778        0.0%
*   DexCom, Inc.                                               10,286     662,213        0.0%
*   Edwards Lifesciences Corp.                                 26,229   2,785,782        0.1%
    Eli Lilly & Co.                                           118,506   8,950,758        0.4%
*   Emergent Biosolutions, Inc.                                 3,398     130,891        0.0%
*   Endo International P.L.C.                                  23,869     644,463        0.0%
    Ensign Group, Inc. (The)                                    6,268     141,406        0.0%
*   Envision Healthcare Holdings, Inc.                         21,334     482,788        0.0%
*   Enzo Biochem, Inc.                                          3,718      18,516        0.0%
*   Exactech, Inc.                                              1,400      31,836        0.0%
#*  ExamWorks Group, Inc.                                       4,044     145,786        0.0%
*   Express Scripts Holding Co.                                78,893   5,816,781        0.2%
*   Five Prime Therapeutics, Inc.                               1,325      63,057        0.0%
*   Five Star Quality Care, Inc.                                4,366      10,653        0.0%
*   Genesis Healthcare, Inc.                                    2,400       6,048        0.0%
    Gilead Sciences, Inc.                                     165,139  14,566,911        0.6%
#*  Globus Medical, Inc. Class A                                8,757     219,275        0.0%
*   Greatbatch, Inc.                                            2,750      95,700        0.0%
*   Haemonetics Corp.                                           5,600     181,608        0.0%
*   Halyard Health, Inc.                                        5,003     140,884        0.0%
*   Hanger, Inc.                                                3,139      21,628        0.0%
#*  Harvard Bioscience, Inc.                                    4,139      12,293        0.0%
*   HCA Holdings, Inc.                                         37,883   3,054,127        0.1%
    HealthSouth Corp.                                          10,319     427,826        0.0%
*   HealthStream, Inc.                                          2,809      63,540        0.0%
*   Healthways, Inc.                                            3,100      36,115        0.0%
#*  Henry Schein, Inc.                                          9,846   1,661,020        0.1%
    Hill-Rom Holdings, Inc.                                     7,528     363,979        0.0%
*   HMS Holdings Corp.                                         10,350     174,812        0.0%
*   Hologic, Inc.                                              29,851   1,002,695        0.1%
#*  Horizon Pharma P.L.C.                                      15,973     245,505        0.0%
    Humana, Inc.                                               17,105   3,028,782        0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
*           ICU Medical, Inc.                                           1,850 $   183,779        0.0%
#*          IDEXX Laboratories, Inc.                                   11,600     978,460        0.1%
#*          Illumina, Inc.                                             18,172   2,453,038        0.1%
#*          Impax Laboratories, Inc.                                    7,940     264,799        0.0%
*           IMS Health Holdings, Inc.                                  20,673     550,729        0.0%
#*          Incyte Corp.                                               20,359   1,471,345        0.1%
*           Inogen, Inc.                                                1,400      68,404        0.0%
#*          Insys Therapeutics, Inc.                                    2,202      31,907        0.0%
#*          Integra LifeSciences Holdings Corp.                         3,500     247,870        0.0%
#*          Intrexon Corp.                                              4,900     130,977        0.0%
*           Intuitive Surgical, Inc.                                    4,638   2,905,058        0.1%
#*          Ionis Pharmaceuticals, Inc.                                15,029     615,738        0.0%
#*          Jazz Pharmaceuticals P.L.C.                                 7,346   1,107,042        0.1%
            Johnson & Johnson                                         346,671  38,854,886        1.5%
#           Kindred Healthcare, Inc.                                    6,692      98,774        0.0%
*           Laboratory Corp. of America Holdings                       12,184   1,526,899        0.1%
#           Landauer, Inc.                                                917      31,857        0.0%
#*          Lannett Co., Inc.                                           2,787      53,455        0.0%
#           LeMaitre Vascular, Inc.                                     2,283      37,852        0.0%
*           LHC Group, Inc.                                             1,463      59,017        0.0%
*           LifePoint Health, Inc.                                      5,824     393,469        0.0%
*           Ligand Pharmaceuticals, Inc.                                1,893     228,807        0.0%
*           LivaNova P.L.C.                                             2,900     152,917        0.0%
#*          Luminex Corp.                                               3,762      75,616        0.0%
*           Magellan Health, Inc.                                       2,600     183,196        0.0%
*           Mallinckrodt P.L.C.                                        13,059     816,449        0.0%
*           Masimo Corp.                                                5,278     228,801        0.0%
            McKesson Corp.                                             27,023   4,535,000        0.2%
(degrees)*  Medcath Corp.                                               1,565          --        0.0%
#*          Medicines Co. (The)                                         7,340     261,231        0.0%
#*          MediciNova, Inc.                                              500       3,440        0.0%
*           Medivation, Inc.                                           20,174   1,166,057        0.1%
#*          MEDNAX, Inc.                                               11,228     800,444        0.0%
            Medtronic P.L.C.                                          174,527  13,813,812        0.6%
            Merck & Co., Inc.                                         346,644  19,009,957        0.8%
#           Meridian Bioscience, Inc.                                   4,363      83,377        0.0%
*           Merit Medical Systems, Inc.                                 4,472      90,558        0.0%
*           Mettler-Toledo International, Inc.                          3,400   1,217,030        0.1%
#*          Molina Healthcare, Inc.                                     4,711     243,841        0.0%
#*          Momenta Pharmaceuticals, Inc.                               4,800      45,648        0.0%
*           Mylan NV                                                   50,501   2,106,397        0.1%
#*          Myriad Genetics, Inc.                                       9,000     324,000        0.0%
#           National HealthCare Corp.                                   1,000      64,450        0.0%
            National Research Corp. Class A                               600       8,634        0.0%
            National Research Corp. Class B                               100       3,725        0.0%
#*          Natus Medical, Inc.                                         4,206     134,045        0.0%
#*          Nektar Therapeutics                                        15,500     243,040        0.0%
*           Neogen Corp.                                                3,711     175,308        0.0%
*           Neurocrine Biosciences, Inc.                               10,157     462,956        0.0%
#*          NuVasive, Inc.                                              6,017     318,540        0.0%
*           Nuvectra Corp.                                                916       7,699        0.0%
*           Omnicell, Inc.                                              4,051     129,065        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#*  OPKO Health, Inc.                                          37,042 $   398,202        0.0%
#*  OraSure Technologies, Inc.                                  4,876      35,010        0.0%
*   Orthofix International NV                                   2,122      92,859        0.0%
#   Owens & Minor, Inc.                                         6,767     246,251        0.0%
#*  Pain Therapeutics, Inc.                                     2,000       4,920        0.0%
#*  PAREXEL International Corp.                                 6,325     386,458        0.0%
#   Patterson Cos., Inc.                                       10,936     474,076        0.0%
    PDL BioPharma, Inc.                                        14,616      55,102        0.0%
    PerkinElmer, Inc.                                          13,500     680,670        0.0%
    Perrigo Co. P.L.C.                                         14,542   1,405,775        0.1%
    Pfizer, Inc.                                              774,958  25,348,876        1.0%
*   PharMerica Corp.                                            2,600      61,464        0.0%
#   Phibro Animal Health Corp. Class A                          1,175      24,370        0.0%
*   Premier, Inc. Class A                                       4,900     165,669        0.0%
*   Prestige Brands Holdings, Inc.                              6,011     341,305        0.0%
#*  Progenics Pharmaceuticals, Inc.                             3,300      17,523        0.0%
*   ProPhase Labs, Inc.                                           350         448        0.0%
*   Providence Service Corp. (The)                              1,602      79,844        0.0%
*   pSivida Corp.                                               1,029       2,953        0.0%
#   Quality Systems, Inc.                                       4,000      56,320        0.0%
    Quest Diagnostics, Inc.                                    16,526   1,242,259        0.1%
#*  Quidel Corp.                                                2,861      49,495        0.0%
*   Quintiles Transnational Holdings, Inc.                     10,840     748,719        0.0%
*   RadNet, Inc.                                                1,992      10,060        0.0%
*   Regeneron Pharmaceuticals, Inc.                             9,500   3,578,745        0.2%
#*  Repligen Corp.                                              3,600      95,904        0.0%
#   ResMed, Inc.                                               16,541     922,988        0.0%
*   Rigel Pharmaceuticals, Inc.                                 5,853      16,564        0.0%
*   RTI Surgical, Inc.                                          5,843      23,314        0.0%
*   Sagent Pharmaceuticals, Inc.                                  432       5,028        0.0%
#*  SciClone Pharmaceuticals, Inc.                              2,710      35,772        0.0%
*   SeaSpine Holdings Corp.                                       866      12,921        0.0%
#*  Seattle Genetics, Inc.                                     13,184     467,768        0.0%
    Select Medical Holdings Corp.                               6,947      92,951        0.0%
#*  Spectrum Pharmaceuticals, Inc.                              6,160      43,674        0.0%
    St Jude Medical, Inc.                                      34,416   2,622,499        0.1%
#   STERIS P.L.C.                                              10,766     760,833        0.0%
    Stryker Corp.                                              41,685   4,544,082        0.2%
*   Sucampo Pharmaceuticals, Inc. Class A                       3,016      32,512        0.0%
*   Supernus Pharmaceuticals, Inc.                              3,645      62,548        0.0%
*   Surgical Care Affiliates, Inc.                              3,214     155,397        0.0%
*   SurModics, Inc.                                             1,400      28,168        0.0%
*   Symmetry Surgical, Inc.                                       825       8,621        0.0%
*   Taro Pharmaceutical Industries, Ltd.                        2,023     282,694        0.0%
#*  Team Health Holdings, Inc.                                  7,980     333,803        0.0%
#   Teleflex, Inc.                                              5,273     821,428        0.0%
#*  Tenet Healthcare Corp.                                     11,700     370,773        0.0%
    Thermo Fisher Scientific, Inc.                             49,420   7,128,835        0.3%
#*  Triple-S Management Corp. Class B                           2,513      65,439        0.0%
#*  United Therapeutics Corp.                                   5,524     581,125        0.0%
    UnitedHealth Group, Inc.                                  118,981  15,667,418        0.6%
#   Universal American Corp.                                    3,113      23,161        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------ ------------ ----------
Health Care -- (Continued)
    Universal Health Services, Inc. Class B                   11,283 $  1,508,311        0.1%
    US Physical Therapy, Inc.                                    902       44,974        0.0%
    Utah Medical Products, Inc.                                  276       18,464        0.0%
#*  Varian Medical Systems, Inc.                              11,557      938,197        0.1%
*   Vascular Solutions, Inc.                                   1,700       59,415        0.0%
*   VCA, Inc.                                                  9,932      625,418        0.0%
*   Veeva Systems, Inc. Class A                               10,582      291,111        0.0%
*   Vertex Pharmaceuticals, Inc.                              29,233    2,465,511        0.1%
*   Waters Corp.                                              10,174    1,324,248        0.1%
#*  WellCare Health Plans, Inc.                                5,500      494,945        0.0%
#   West Pharmaceutical Services, Inc.                         8,889      632,897        0.0%
*   Wright Medical Group NV                                    7,847      147,367        0.0%
    Zimmer Biomet Holdings, Inc.                              22,656    2,622,885        0.1%
    Zoetis, Inc.                                              58,789    2,764,847        0.1%
                                                                     ------------       ----
Total Health Care                                                     365,978,673       14.3%
                                                                     ------------       ----
Industrials -- (10.4%)
    3M Co.                                                    76,698   12,837,711        0.5%
    AAON, Inc.                                                 6,918      183,465        0.0%
    AAR Corp.                                                  3,583       86,135        0.0%
    ABM Industries, Inc.                                       5,415      174,201        0.0%
    Acacia Research Corp.                                      4,362       21,025        0.0%
*   ACCO Brands Corp.                                         14,620      139,475        0.0%
    Acme United Corp.                                            400        6,756        0.0%
    Actuant Corp. Class A                                      7,200      192,312        0.0%
#   Acuity Brands, Inc.                                        5,582    1,361,394        0.1%
    ADT Corp. (The)                                           20,202      848,080        0.1%
#*  Advisory Board Co. (The)                                   4,814      152,315        0.0%
*   AECOM                                                     18,022      585,535        0.0%
*   Aegion Corp.                                               6,240      132,475        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          7,762      140,647        0.0%
#*  Aerovironment, Inc.                                        2,727       78,756        0.0%
    AGCO Corp.                                                 8,213      439,149        0.0%
#   Air Lease Corp.                                           11,893      362,499        0.0%
*   Air Transport Services Group, Inc.                         3,656       51,513        0.0%
    Alamo Group, Inc.                                            789       44,531        0.0%
    Alaska Air Group, Inc.                                    15,664    1,103,216        0.1%
    Albany International Corp. Class A                         4,033      162,490        0.0%
#   Allegiant Travel Co.                                       1,647      264,459        0.0%
    Allegion P.L.C.                                           12,131      793,974        0.0%
    Allison Transmission Holdings, Inc.                       19,770      569,574        0.0%
#   Altra Industrial Motion Corp.                              4,206      120,712        0.0%
    AMERCO                                                     1,054      371,008        0.0%
*   Ameresco, Inc. Class A                                     1,700        7,599        0.0%
    American Airlines Group, Inc.                             73,200    2,539,308        0.1%
    American Railcar Industries, Inc.                          1,606       65,862        0.0%
#   American Science & Engineering, Inc.                       1,029       29,481        0.0%
*   American Woodmark Corp.                                    1,645      119,822        0.0%
    AMETEK, Inc.                                              28,023    1,347,626        0.1%
    AO Smith Corp.                                             9,832      759,227        0.0%
    Apogee Enterprises, Inc.                                   3,751      155,441        0.0%
#   Applied Industrial Technologies, Inc.                      4,082      187,078        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
*   ARC Document Solutions, Inc.                               3,000 $    12,360        0.0%
    ArcBest Corp.                                              3,000      57,270        0.0%
    Argan, Inc.                                                1,347      46,040        0.0%
*   Armstrong Flooring, Inc.                                   2,667      38,832        0.0%
*   Armstrong World Industries, Inc.                           5,335     217,721        0.0%
    Astec Industries, Inc.                                     2,360     114,224        0.0%
*   Astronics Corp.                                            2,458      90,823        0.0%
#*  Astronics Corp. Class B                                      952      35,200        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         2,609     104,203        0.0%
#*  Avis Budget Group, Inc.                                   11,377     285,563        0.0%
    AZZ, Inc.                                                  3,800     208,696        0.0%
#   B/E Aerospace, Inc.                                       12,803     622,610        0.0%
*   Babcock & Wilcox Enterprises, Inc.                         5,834     133,307        0.0%
    Barnes Group, Inc.                                         5,300     172,197        0.0%
#   Barrett Business Services, Inc.                              825      25,583        0.0%
*   Beacon Roofing Supply, Inc.                                6,843     292,401        0.0%
#   Boeing Co. (The)                                          75,782  10,215,414        0.4%
    Brady Corp. Class A                                        5,080     134,569        0.0%
    Briggs & Stratton Corp.                                    4,639      98,208        0.0%
    Brink's Co. (The)                                          6,859     232,109        0.0%
#*  Builders FirstSource, Inc.                                 7,816      86,679        0.0%
    BWX Technologies, Inc.                                    12,816     427,926        0.0%
*   CAI International, Inc.                                    1,400      14,308        0.0%
    Carlisle Cos., Inc.                                        7,798     794,616        0.0%
*   Casella Waste Systems, Inc. Class A                        3,338      23,900        0.0%
#   Caterpillar, Inc.                                         68,224   5,302,369        0.2%
*   CBIZ, Inc.                                                 5,600      57,008        0.0%
    CDI Corp.                                                  1,100       7,865        0.0%
    CEB, Inc.                                                  4,388     270,696        0.0%
#   CECO Environmental Corp.                                   1,246       8,224        0.0%
    Celadon Group, Inc.                                        3,823      38,498        0.0%
#   CH Robinson Worldwide, Inc.                               17,200   1,220,684        0.1%
*   Chart Industries, Inc.                                     3,701      95,264        0.0%
    Chicago Bridge & Iron Co. NV                              11,265     453,416        0.0%
#   Cintas Corp.                                              11,500   1,032,470        0.1%
    CIRCOR International, Inc.                                 1,580      89,191        0.0%
*   Civeo Corp.                                               11,400      17,328        0.0%
#   CLARCOR, Inc.                                              6,100     358,497        0.0%
#*  Clean Harbors, Inc.                                        6,136     303,118        0.0%
*   Colfax Corp.                                               9,205     298,518        0.0%
    Columbus McKinnon Corp.                                    2,000      33,020        0.0%
    Comfort Systems USA, Inc.                                  4,929     145,356        0.0%
#*  Command Security Corp.                                     1,531       3,843        0.0%
*   Commercial Vehicle Group, Inc.                             2,700       6,939        0.0%
*   Continental Building Products, Inc.                        3,811      74,734        0.0%
#   Copa Holdings SA Class A                                   3,120     198,900        0.0%
#*  Copart, Inc.                                              14,003     599,889        0.0%
#   Covanta Holding Corp.                                     14,735     239,591        0.0%
*   Covenant Transportation Group, Inc. Class A                  779      15,510        0.0%
*   CPI Aerostructures, Inc.                                     541       3,733        0.0%
*   CRA International, Inc.                                    1,100      23,870        0.0%
    Crane Co.                                                  5,850     325,084        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
    CSX Corp.                                                   122,473 $ 3,339,839        0.1%
    Cubic Corp.                                                   1,635      67,967        0.0%
    Cummins, Inc.                                                19,589   2,292,501        0.1%
    Curtiss-Wright Corp.                                          5,700     436,506        0.0%
    Danaher Corp.                                                77,299   7,478,678        0.3%
#   Deere & Co.                                                  37,000   3,112,070        0.1%
    Delta Air Lines, Inc.                                        93,239   3,885,269        0.2%
#   Deluxe Corp.                                                  5,900     370,402        0.0%
*   DigitalGlobe, Inc.                                            7,382     163,585        0.0%
#   Donaldson Co., Inc.                                          16,100     526,148        0.0%
    Douglas Dynamics, Inc.                                        3,141      71,960        0.0%
    Dover Corp.                                                  19,380   1,273,266        0.1%
*   Ducommun, Inc.                                                1,100      17,501        0.0%
    Dun & Bradstreet Corp. (The)                                  4,600     507,886        0.0%
#*  DXP Enterprises, Inc.                                           999      21,828        0.0%
#*  Dycom Industries, Inc.                                        3,988     281,553        0.0%
    Eastern Co. (The)                                               600      10,026        0.0%
    Eaton Corp. P.L.C.                                           56,211   3,556,470        0.2%
*   Echo Global Logistics, Inc.                                   2,925      68,357        0.0%
    EMCOR Group, Inc.                                             8,359     405,244        0.0%
    Emerson Electric Co.                                         79,688   4,353,355        0.2%
    Encore Wire Corp.                                             1,900      72,675        0.0%
*   Energy Recovery, Inc.                                         2,000      24,320        0.0%
    EnerSys                                                       5,200     303,524        0.0%
*   Engility Holdings, Inc.                                       1,259      24,765        0.0%
    Ennis, Inc.                                                   2,716      53,071        0.0%
    EnPro Industries, Inc.                                        3,100     181,598        0.0%
    Equifax, Inc.                                                13,883   1,669,431        0.1%
    ESCO Technologies, Inc.                                       2,486      95,661        0.0%
    Essendant, Inc.                                               3,629     111,737        0.0%
#*  Esterline Technologies Corp.                                  3,200     219,712        0.0%
#   Expeditors International of Washington, Inc.                 22,436   1,113,050        0.1%
    Exponent, Inc.                                                3,054     152,211        0.0%
#   Fastenal Co.                                                 32,907   1,539,719        0.1%
    Federal Signal Corp.                                          6,721      92,010        0.0%
    FedEx Corp.                                                  30,829   5,090,176        0.2%
    Flowserve Corp.                                              16,800     820,008        0.1%
    Fluor Corp.                                                  16,621     908,504        0.1%
#   Fortune Brands Home & Security, Inc.                         19,072   1,056,780        0.1%
    Forward Air Corp.                                             4,083     186,103        0.0%
*   Franklin Covey Co.                                            1,500      24,705        0.0%
    Franklin Electric Co., Inc.                                   5,400     170,586        0.0%
    FreightCar America, Inc.                                      1,200      20,580        0.0%
*   FTI Consulting, Inc.                                          5,774     232,692        0.0%
*   Fuel Tech, Inc.                                               1,700       2,924        0.0%
    G&K Services, Inc. Class A                                    2,500     176,625        0.0%
#   GATX Corp.                                                    4,700     215,918        0.0%
*   Gencor Industries, Inc.                                         400       5,772        0.0%
#*  Generac Holdings, Inc.                                        7,928     302,215        0.0%
    General Cable Corp.                                           5,029      78,654        0.0%
    General Dynamics Corp.                                       31,703   4,454,906        0.2%
    General Electric Co.                                      1,174,666  36,120,979        1.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
#*  Genesee & Wyoming, Inc. Class A                            6,826 $   444,441        0.0%
*   Gibraltar Industries, Inc.                                 3,140      83,053        0.0%
    Global Brass & Copper Holdings, Inc.                       2,967      80,406        0.0%
    Global Power Equipment Group, Inc.                         1,290       2,980        0.0%
*   Goldfield Corp. (The)                                      1,983       3,966        0.0%
#   Gorman-Rupp Co. (The)                                      2,441      69,056        0.0%
*   GP Strategies Corp.                                        1,842      42,992        0.0%
#   Graco, Inc.                                                7,425     582,046        0.0%
    Graham Corp.                                               1,500      27,765        0.0%
    Granite Construction, Inc.                                 4,185     186,609        0.0%
*   Great Lakes Dredge & Dock Corp.                            6,665      30,459        0.0%
#   Greenbrier Cos., Inc. (The)                                2,169      65,048        0.0%
#   Griffon Corp.                                              5,003      79,097        0.0%
    H&E Equipment Services, Inc.                               3,255      65,849        0.0%
    Hardinge, Inc.                                               700       9,100        0.0%
    Harsco Corp.                                               8,088      57,344        0.0%
#*  Hawaiian Holdings, Inc.                                    5,638     237,191        0.0%
#*  HC2 Holdings, Inc.                                           900       3,474        0.0%
*   HD Supply Holdings, Inc.                                  25,171     862,862        0.1%
#   Healthcare Services Group, Inc.                            7,963     301,400        0.0%
#   Heartland Express, Inc.                                    5,162      93,484        0.0%
    HEICO Corp.                                                2,900     177,799        0.0%
    HEICO Corp. Class A                                        5,651     289,218        0.0%
    Heidrick & Struggles International, Inc.                   1,861      36,718        0.0%
    Herman Miller, Inc.                                        6,453     194,687        0.0%
*   Hertz Global Holdings, Inc.                               36,477     337,777        0.0%
#   Hexcel Corp.                                              10,870     492,085        0.0%
*   Hill International, Inc.                                   4,200      17,808        0.0%
    Hillenbrand, Inc.                                          8,097     245,420        0.0%
    HNI Corp.                                                  5,673     248,024        0.0%
    Honeywell International, Inc.                             90,406  10,330,694        0.4%
    Houston Wire & Cable Co.                                   2,370      17,325        0.0%
*   Hub Group, Inc. Class A                                    4,335     166,984        0.0%
    Hubbell, Inc.                                              6,730     711,765        0.0%
    Hudson Global, Inc.                                        3,600       9,324        0.0%
    Huntington Ingalls Industries, Inc.                        5,791     838,363        0.1%
    Hurco Cos., Inc.                                             883      28,592        0.0%
*   Huron Consulting Group, Inc.                               2,384     132,574        0.0%
    Hyster-Yale Materials Handling, Inc.                       1,066      65,292        0.0%
*   ICF International, Inc.                                    1,750      68,897        0.0%
    IDEX Corp.                                                 9,441     773,218        0.0%
*   IHS, Inc. Class A                                          7,964     981,006        0.1%
    Illinois Tool Works, Inc.                                 40,302   4,212,365        0.2%
    Ingersoll-Rand P.L.C.                                     30,308   1,986,386        0.1%
#*  InnerWorkings, Inc.                                        5,543      45,286        0.0%
*   Innovative Solutions & Support, Inc.                       1,906       5,280        0.0%
    Insperity, Inc.                                            2,127     112,242        0.0%
    Insteel Industries, Inc.                                   2,000      57,980        0.0%
*   Integrated Electrical Services, Inc.                         858      10,356        0.0%
    Interface, Inc.                                            7,269     123,718        0.0%
#*  Intersections, Inc.                                        1,231       2,942        0.0%
    ITT Corp.                                                 10,889     417,811        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
*   Jacobs Engineering Group, Inc.                            15,146 $  675,209        0.0%
    JB Hunt Transport Services, Inc.                          10,657    883,252        0.1%
*   JetBlue Airways Corp.                                     40,500    801,495        0.0%
    John Bean Technologies Corp.                               3,298    171,958        0.0%
#   Joy Global, Inc.                                          10,525    224,182        0.0%
    Kadant, Inc.                                                 900     42,615        0.0%
#   Kaman Corp.                                                3,749    157,795        0.0%
#   Kansas City Southern                                      12,659  1,199,440        0.1%
    KAR Auction Services, Inc.                                16,984    638,598        0.0%
    KBR, Inc.                                                 15,190    236,356        0.0%
    Kelly Services, Inc. Class A                               2,711     50,885        0.0%
#   Kennametal, Inc.                                           8,500    198,730        0.0%
*   Key Technology, Inc.                                         744      6,659        0.0%
    Kforce, Inc.                                               2,790     53,038        0.0%
    Kimball International, Inc. Class B                        2,500     29,100        0.0%
*   Kirby Corp.                                                5,899    376,474        0.0%
#*  KLX, Inc.                                                  5,451    183,808        0.0%
    Knight Transportation, Inc.                                5,768    153,256        0.0%
    Knoll, Inc.                                                5,103    119,155        0.0%
    Korn/Ferry International                                   6,571    178,337        0.0%
#*  Kratos Defense & Security Solutions, Inc.                  3,728     19,796        0.0%
    L-3 Communications Holdings, Inc.                          9,787  1,287,284        0.1%
#   Landstar System, Inc.                                      4,810    315,295        0.0%
*   Lawson Products, Inc.                                        649     12,714        0.0%
*   Layne Christensen Co.                                      1,700     15,113        0.0%
    LB Foster Co. Class A                                        581     11,434        0.0%
    Lennox International, Inc.                                 5,200    701,740        0.0%
    Lincoln Electric Holdings, Inc.                            8,460    530,188        0.0%
#   Lindsay Corp.                                              1,349    103,145        0.0%
    Lockheed Martin Corp.                                     32,731  7,606,030        0.3%
    LSI Industries, Inc.                                       2,400     30,360        0.0%
*   Lydall, Inc.                                               1,419     52,205        0.0%
    Macquarie Infrastructure Corp.                             2,851    200,682        0.0%
    Manitowoc Co., Inc. (The)                                 13,600     77,520        0.0%
#*  Manitowoc Foodservice, Inc.                               13,600    204,136        0.0%
    ManpowerGroup, Inc.                                        8,643    665,770        0.0%
    Marten Transport, Ltd.                                     3,358     62,660        0.0%
    Masco Corp.                                               40,426  1,241,482        0.1%
#*  MasTec, Inc.                                               6,300    142,758        0.0%
    Matson, Inc.                                               4,200    163,296        0.0%
    Matthews International Corp. Class A                       2,886    151,919        0.0%
    McGrath RentCorp                                           2,486     60,609        0.0%
*   Mercury Systems, Inc.                                      2,500     52,550        0.0%
*   Meritor, Inc.                                              9,997     84,974        0.0%
*   MFRI, Inc.                                                 1,091      7,615        0.0%
*   Middleby Corp. (The)                                       7,043    772,195        0.0%
    Miller Industries, Inc.                                    1,421     30,210        0.0%
*   Mistras Group, Inc.                                        1,002     24,419        0.0%
    Mobile Mini, Inc.                                          3,845    124,001        0.0%
*   Moog, Inc. Class A                                         3,953    193,144        0.0%
*   MRC Global, Inc.                                           9,109    127,344        0.0%
    MSA Safety, Inc.                                           3,481    167,401        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    MSC Industrial Direct Co., Inc. Class A                    5,817 $  450,817        0.0%
    Mueller Industries, Inc.                                   5,800    183,048        0.0%
    Mueller Water Products, Inc. Class A                      20,435    219,676        0.0%
#   Multi-Color Corp.                                          1,486     88,907        0.0%
*   MYR Group, Inc.                                            2,509     64,005        0.0%
    National Presto Industries, Inc.                             737     64,259        0.0%
*   Navigant Consulting, Inc.                                  4,323     68,995        0.0%
*   NCI Building Systems, Inc.                                 3,774     55,629        0.0%
    Nielsen Holdings P.L.C.                                   42,211  2,200,882        0.1%
*   NL Industries, Inc.                                        4,704     14,441        0.0%
#   NN, Inc.                                                   1,461     21,973        0.0%
#   Nordson Corp.                                              6,470    496,443        0.0%
    Norfolk Southern Corp.                                    36,252  3,266,668        0.1%
#*  Nortek, Inc.                                                 786     37,068        0.0%
    Northrop Grumman Corp.                                    21,819  4,500,387        0.2%
*   NOW, Inc.                                                 11,296    204,006        0.0%
#*  Old Dominion Freight Line, Inc.                            7,700    508,585        0.0%
    Omega Flex, Inc.                                             302      9,948        0.0%
*   On Assignment, Inc.                                        4,685    168,941        0.0%
    Orbital ATK, Inc.                                          7,415    645,105        0.0%
#*  Orion Energy Systems, Inc.                                   230        340        0.0%
*   Orion Marine Group, Inc.                                   2,500     14,600        0.0%
#   Oshkosh Corp.                                              9,200    449,420        0.0%
    Owens Corning                                             12,844    591,723        0.0%
#   PACCAR, Inc.                                              40,896  2,409,183        0.1%
*   PAM Transportation Services, Inc.                            235      5,807        0.0%
    Park-Ohio Holdings Corp.                                   1,300     33,085        0.0%
    Parker-Hannifin Corp.                                     16,190  1,878,364        0.1%
*   Patrick Industries, Inc.                                     900     41,265        0.0%
*   Pendrell Corp.                                            12,128      6,245        0.0%
#   Pentair P.L.C.                                            22,197  1,289,202        0.1%
*   PGT, Inc.                                                  3,609     37,786        0.0%
#   Pitney Bowes, Inc.                                        24,413    511,941        0.0%
    Powell Industries, Inc.                                      700     21,784        0.0%
*   PowerSecure International, Inc.                            2,600     48,672        0.0%
#   Primoris Services Corp.                                    3,064     71,667        0.0%
#*  Proto Labs, Inc.                                           1,323     79,155        0.0%
    Quad/Graphics, Inc.                                        2,303     28,903        0.0%
    Quanex Building Products Corp.                             3,800     71,592        0.0%
#*  Quanta Services, Inc.                                     22,667    537,661        0.0%
    Raven Industries, Inc.                                     5,746     92,453        0.0%
    Raytheon Co.                                              37,415  4,727,385        0.2%
#*  RBC Bearings, Inc.                                         2,929    214,696        0.0%
    RCM Technologies, Inc.                                       395      2,070        0.0%
    Regal Beloit Corp.                                         4,600    296,332        0.0%
    Republic Services, Inc.                                   31,237  1,470,326        0.1%
    Resources Connection, Inc.                                 4,266     63,009        0.0%
*   Rexnord Corp.                                              9,016    196,549        0.0%
*   Roadrunner Transportation Systems, Inc.                    1,537     18,167        0.0%
    Robert Half International, Inc.                           15,593    597,368        0.0%
#   Rockwell Automation, Inc.                                 16,220  1,840,483        0.1%
#   Rockwell Collins, Inc.                                    16,132  1,422,681        0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
#   Rollins, Inc.                                             12,600 $  338,562        0.0%
#   Roper Technologies, Inc.                                  12,444  2,191,264        0.1%
*   RPX Corp.                                                  2,672     29,606        0.0%
#   RR Donnelley & Sons Co.                                   25,252    439,385        0.0%
*   Rush Enterprises, Inc. Class A                             2,675     52,671        0.0%
    Ryder System, Inc.                                         6,088    419,585        0.0%
*   Saia, Inc.                                                 2,325     67,239        0.0%
*   Sensata Technologies Holding NV                           20,030    754,530        0.0%
*   SIFCO Industries, Inc.                                       100      1,067        0.0%
    Simpson Manufacturing Co., Inc.                            3,827    143,895        0.0%
    SkyWest, Inc.                                              4,969    116,771        0.0%
    Snap-on, Inc.                                              6,986  1,112,730        0.1%
#*  SolarCity Corp.                                            7,188    217,940        0.0%
    Southwest Airlines Co.                                    81,139  3,619,611        0.2%
*   SP Plus Corp.                                              2,343     52,202        0.0%
*   Sparton Corp.                                                400      8,584        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                 17,100    806,265        0.0%
#*  Spirit Airlines, Inc.                                      8,251    362,466        0.0%
#   SPX Corp.                                                  3,900     62,790        0.0%
*   SPX FLOW, Inc.                                             3,900    116,844        0.0%
    Standex International Corp.                                1,820    139,576        0.0%
    Stanley Black & Decker, Inc.                              18,997  2,126,144        0.1%
    Steelcase, Inc. Class A                                   13,910    212,267        0.0%
#*  Stericycle, Inc.                                          10,204    975,094        0.1%
*   Sterling Construction Co., Inc.                            1,440      7,546        0.0%
    Sun Hydraulics Corp.                                       2,235     79,074        0.0%
#*  Swift Transportation Co.                                   9,100    151,242        0.0%
    TAL International Group, Inc.                              3,192     54,583        0.0%
#*  Taser International, Inc.                                  5,800    105,908        0.0%
*   Team, Inc.                                                 2,701     77,600        0.0%
*   Teledyne Technologies, Inc.                                3,700    343,915        0.0%
    Tennant Co.                                                1,603     85,616        0.0%
    Terex Corp.                                               11,602    277,172        0.0%
    Tetra Tech, Inc.                                           6,326    185,984        0.0%
#   Textainer Group Holdings, Ltd.                             2,100     32,403        0.0%
    Textron, Inc.                                             32,323  1,250,254        0.1%
*   Thermon Group Holdings, Inc.                               2,619     49,080        0.0%
    Timken Co. (The)                                           8,560    304,993        0.0%
    Titan International, Inc.                                  4,800     31,824        0.0%
#*  Titan Machinery, Inc.                                      1,496     19,448        0.0%
    Toro Co. (The)                                             6,800    587,860        0.0%
#*  TransDigm Group, Inc.                                      6,328  1,441,961        0.1%
*   TRC Cos., Inc.                                             3,000     25,680        0.0%
*   Trex Co., Inc.                                             3,359    159,385        0.0%
*   TriMas Corp.                                               3,678     66,572        0.0%
#*  TriNet Group, Inc.                                           199      3,307        0.0%
    Trinity Industries, Inc.                                  16,800    327,768        0.0%
#   Triumph Group, Inc.                                        5,222    188,932        0.0%
*   TrueBlue, Inc.                                             4,300     80,367        0.0%
#*  Tutor Perini Corp.                                         3,160     49,991        0.0%
    Twin Disc, Inc.                                              668      8,851        0.0%
    Tyco International P.L.C.                                 49,979  1,925,191        0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
*   Ultralife Corp.                                             2,100 $      9,912        0.0%
    UniFirst Corp.                                              1,540      166,905        0.0%
    Union Pacific Corp.                                       101,076    8,816,859        0.4%
*   United Continental Holdings, Inc.                          45,006    2,061,725        0.1%
    United Parcel Service, Inc. Class B                        82,440    8,661,971        0.4%
*   United Rentals, Inc.                                       10,912      730,340        0.0%
    United Technologies Corp.                                 104,815   10,939,542        0.4%
    Universal Forest Products, Inc.                             1,800      137,970        0.0%
    Universal Truckload Services, Inc.                            888       12,663        0.0%
    US Ecology, Inc.                                            1,848       83,215        0.0%
*   USA Truck, Inc.                                             1,235       21,884        0.0%
#*  USG Corp.                                                  10,369      280,067        0.0%
#   Valmont Industries, Inc.                                    2,900      407,102        0.0%
*   Vectrus, Inc.                                               1,092       23,544        0.0%
*   Verisk Analytics, Inc.                                     19,810    1,536,860        0.1%
#*  Veritiv Corp.                                                 831       34,088        0.0%
*   Versar, Inc.                                                1,500        3,825        0.0%
    Viad Corp.                                                  1,850       55,037        0.0%
*   Vicor Corp.                                                 1,200       11,508        0.0%
*   Virco Manufacturing Corp.                                   1,718        5,498        0.0%
    VSE Corp.                                                     800       49,632        0.0%
*   Wabash National Corp.                                       6,947       98,995        0.0%
*   WABCO Holdings, Inc.                                        7,200      807,552        0.0%
#   Wabtec Corp.                                               12,107    1,004,033        0.1%
    Waste Connections, Inc.                                    15,240    1,025,347        0.1%
    Waste Management, Inc.                                     54,724    3,217,224        0.1%
    Watsco, Inc.                                                3,200      430,304        0.0%
    Watts Water Technologies, Inc. Class A                      2,870      160,347        0.0%
    Werner Enterprises, Inc.                                    5,351      135,594        0.0%
#*  Wesco Aircraft Holdings, Inc.                               7,013      101,198        0.0%
#*  WESCO International, Inc.                                   4,987      293,186        0.0%
    West Corp.                                                  3,908       83,748        0.0%
#*  Willis Lease Finance Corp.                                    400        9,672        0.0%
    Woodward, Inc.                                              6,716      364,074        0.0%
#   WW Grainger, Inc.                                           6,800    1,594,736        0.1%
*   XPO Logistics, Inc.                                        12,535      377,805        0.0%
    Xylem, Inc.                                                22,233      928,895        0.1%
*   YRC Worldwide, Inc.                                         3,260       29,992        0.0%
                                                                      ------------       ----
Total Industrials                                                      287,334,277       11.2%
                                                                      ------------       ----
Information Technology -- (18.3%)
#*  3D Systems Corp.                                           10,300      182,207        0.0%
    Accenture P.L.C. Class A                                   78,920    8,911,646        0.4%
#*  ACI Worldwide, Inc.                                        14,954      298,930        0.0%
    Activision Blizzard, Inc.                                  64,085    2,209,010        0.1%
*   Actua Corp.                                                 3,900       36,972        0.0%
*   Acxiom Corp.                                                7,928      174,178        0.0%
*   ADDvantage Technologies Group, Inc.                           400          744        0.0%
*   Adobe Systems, Inc.                                        62,256    5,865,760        0.2%
    ADTRAN, Inc.                                                5,562      107,458        0.0%
*   Advanced Energy Industries, Inc.                            4,259      137,779        0.0%
*   Agilysys, Inc.                                              2,000       21,360        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Akamai Technologies, Inc.                                  20,469 $ 1,043,714        0.1%
*   Alliance Data Systems Corp.                                 7,487   1,522,182        0.1%
*   Alpha & Omega Semiconductor, Ltd.                             640       8,314        0.0%
*   Alphabet, Inc. Class A                                     36,953  26,158,290        1.0%
*   Alphabet, Inc. Class C                                     39,178  27,150,746        1.1%
    Amdocs, Ltd.                                               17,472     987,867        0.1%
    American Software, Inc. Class A                             2,676      24,459        0.0%
*   Amkor Technology, Inc.                                     11,015      62,896        0.0%
#   Amphenol Corp. Class A                                     38,188   2,132,036        0.1%
    Analog Devices, Inc.                                       37,485   2,111,155        0.1%
*   Anixter International, Inc.                                 3,000     186,900        0.0%
#*  ANSYS, Inc.                                                11,392   1,034,052        0.1%
    Apple, Inc.                                               695,346  65,181,734        2.6%
    Applied Materials, Inc.                                   140,692   2,879,965        0.1%
#*  Arista Networks, Inc.                                       4,492     299,257        0.0%
*   ARRIS International P.L.C.                                 23,050     524,849        0.0%
*   Arrow Electronics, Inc.                                    11,300     701,730        0.0%
#*  Aspen Technology, Inc.                                     11,112     422,589        0.0%
#*  Autodesk, Inc.                                             26,909   1,609,696        0.1%
    Automatic Data Processing, Inc.                            57,435   5,079,551        0.2%
*   AVG Technologies NV                                         4,312      85,378        0.0%
*   Aviat Networks, Inc.                                        6,079       4,638        0.0%
#*  Avid Technology, Inc.                                       3,971      22,158        0.0%
    Avnet, Inc.                                                15,500     637,360        0.0%
    AVX Corp.                                                   6,815      90,094        0.0%
*   Aware, Inc.                                                 2,752      11,476        0.0%
*   Axcelis Technologies, Inc.                                  8,500      24,310        0.0%
#   Badger Meter, Inc.                                          2,400     171,192        0.0%
*   Bankrate, Inc.                                              3,008      27,493        0.0%
#*  Barracuda Networks, Inc.                                      226       3,982        0.0%
    Bel Fuse, Inc. Class B                                      1,175      19,576        0.0%
    Belden, Inc.                                                5,549     350,364        0.0%
*   Benchmark Electronics, Inc.                                 4,988      96,867        0.0%
    Black Box Corp.                                             2,047      29,927        0.0%
    Blackbaud, Inc.                                             6,100     376,797        0.0%
*   Blackhawk Network Holdings, Inc.                            6,606     212,251        0.0%
*   Blucora, Inc.                                               5,747      46,033        0.0%
#   Booz Allen Hamilton Holding Corp.                          14,385     396,594        0.0%
#*  Bottomline Technologies de, Inc.                            3,763      92,419        0.0%
    Broadcom, Ltd.                                             48,236   7,030,397        0.3%
    Broadridge Financial Solutions, Inc.                       14,590     873,066        0.1%
    Brocade Communications Systems, Inc.                       52,771     507,129        0.0%
    Brooks Automation, Inc.                                     1,861      17,605        0.0%
    CA, Inc.                                                   35,472   1,052,100        0.1%
    Cabot Microelectronics Corp.                                2,700     113,103        0.0%
*   CACI International, Inc. Class A                            2,335     224,510        0.0%
*   Cadence Design Systems, Inc.                               36,622     849,264        0.0%
*   CalAmp Corp.                                                5,287      79,146        0.0%
*   Calix, Inc.                                                 3,886      26,930        0.0%
#*  Cardtronics, Inc.                                           5,453     214,957        0.0%
*   Cascade Microtech, Inc.                                     1,242      25,970        0.0%
    Cass Information Systems, Inc.                              1,118      55,307        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  Cavium, Inc.                                                7,585 $   374,471        0.0%
    CDK Global, Inc.                                           16,506     785,190        0.0%
    CDW Corp.                                                  17,656     679,756        0.0%
*   Ceva, Inc.                                                  1,916      44,183        0.0%
*   Checkpoint Systems, Inc.                                    2,685      27,172        0.0%
*   CIBER, Inc.                                                16,532      38,354        0.0%
#*  Ciena Corp.                                                18,046     303,714        0.0%
#*  Cimpress NV                                                 3,805     334,345        0.0%
*   Cirrus Logic, Inc.                                          7,925     286,093        0.0%
    Cisco Systems, Inc.                                       626,696  17,227,873        0.7%
*   Citrix Systems, Inc.                                       19,517   1,597,271        0.1%
#*  Clearfield, Inc.                                              574      10,653        0.0%
#   Cognex Corp.                                               11,136     395,662        0.0%
*   Cognizant Technology Solutions Corp. Class A               75,769   4,422,637        0.2%
*   Coherent, Inc.                                              3,248     303,363        0.0%
    Cohu, Inc.                                                  1,500      17,340        0.0%
*   CommScope Holding Co., Inc.                                17,125     520,771        0.0%
    Communications Systems, Inc.                                1,155       7,427        0.0%
    Computer Sciences Corp.                                    18,138     600,912        0.0%
    Computer Task Group, Inc.                                   1,400       7,196        0.0%
    Comtech Telecommunications Corp.                            1,794      43,415        0.0%
    Convergys Corp.                                            11,700     310,050        0.0%
*   CoreLogic, Inc.                                            10,349     367,183        0.0%
    Corning, Inc.                                             145,331   2,713,330        0.1%
#*  CoStar Group, Inc.                                          4,087     806,406        0.0%
*   Covisint Corp.                                              2,786       5,154        0.0%
#*  Cray, Inc.                                                  5,750     217,753        0.0%
*   Cree, Inc.                                                 11,750     287,993        0.0%
    CSG Systems International, Inc.                             3,600     159,768        0.0%
    CSRA, Inc.                                                 16,353     424,524        0.0%
    CTS Corp.                                                   5,571      92,311        0.0%
*   CyberOptics Corp.                                           1,199      21,042        0.0%
#   Cypress Semiconductor Corp.                                36,041     325,450        0.0%
    Daktronics, Inc.                                            4,150      36,105        0.0%
*   Datalink Corp.                                              1,423      11,427        0.0%
*   Demand Media, Inc.                                            553       3,257        0.0%
*   DHI Group, Inc.                                             4,237      30,125        0.0%
#   Diebold, Inc.                                               7,400     194,398        0.0%
*   Digi International, Inc.                                    2,040      21,563        0.0%
#*  Digimarc Corp.                                                858      25,611        0.0%
*   Diodes, Inc.                                                3,450      64,239        0.0%
#   Dolby Laboratories, Inc. Class A                            6,760     321,844        0.0%
*   DSP Group, Inc.                                             3,109      29,536        0.0%
    DST Systems, Inc.                                           4,093     493,943        0.0%
*   DTS, Inc.                                                   2,882      62,885        0.0%
    EarthLink Holdings Corp.                                   14,869      86,389        0.0%
*   eBay, Inc.                                                126,997   3,102,537        0.1%
#   Ebix, Inc.                                                  5,000     240,600        0.0%
*   EchoStar Corp. Class A                                      5,601     229,193        0.0%
*   Edgewater Technology, Inc.                                  1,000       8,500        0.0%
    Electro Rent Corp.                                          2,590      25,926        0.0%
*   Electro Scientific Industries, Inc.                         2,430      17,132        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  Electronic Arts, Inc.                                      38,521 $ 2,382,524        0.1%
*   Electronics for Imaging, Inc.                               6,167     245,693        0.0%
*   Ellie Mae, Inc.                                             1,400     117,040        0.0%
*   eMagin Corp.                                                2,210       3,934        0.0%
    EMC Corp.                                                 223,348   5,831,616        0.2%
*   Emcore Corp.                                                  827       4,714        0.0%
#*  EnerNOC, Inc.                                               2,080      14,186        0.0%
*   Entegris, Inc.                                             13,900     184,731        0.0%
*   Envestnet, Inc.                                             3,212     100,793        0.0%
#*  EPAM Systems, Inc.                                          5,535     403,668        0.0%
    Epiq Systems, Inc.                                          4,051      59,833        0.0%
*   ePlus, Inc.                                                   500      40,195        0.0%
*   Euronet Worldwide, Inc.                                     6,400     493,440        0.0%
*   Everi Holdings, Inc.                                        5,930       9,962        0.0%
*   ExlService Holdings, Inc.                                   4,142     200,431        0.0%
*   Extreme Networks, Inc.                                      6,199      21,759        0.0%
*   F5 Networks, Inc.                                           8,448     884,928        0.1%
*   Fabrinet                                                    3,226     103,135        0.0%
*   Facebook, Inc. Class A                                    288,300  33,898,314        1.3%
    Fair Isaac Corp.                                            4,225     450,850        0.0%
*   Fairchild Semiconductor International, Inc.                13,385     267,700        0.0%
*   FARO Technologies, Inc.                                     2,100      60,984        0.0%
    FEI Co.                                                     5,530     492,281        0.0%
    Fidelity National Information Services, Inc.               40,773   2,682,863        0.1%
*   Finisar Corp.                                              11,215     184,599        0.0%
*   FireEye, Inc.                                              13,300     230,755        0.0%
*   First Solar, Inc.                                           9,139     510,322        0.0%
*   Fiserv, Inc.                                               28,600   2,794,792        0.1%
#*  FleetCor Technologies, Inc.                                 9,315   1,440,844        0.1%
*   Flextronics International, Ltd.                            66,859     812,337        0.0%
    FLIR Systems, Inc.                                         16,900     510,549        0.0%
*   FormFactor, Inc.                                            6,406      49,326        0.0%
    Forrester Research, Inc.                                    1,137      38,226        0.0%
*   Fortinet, Inc.                                             18,461     600,167        0.0%
*   Frequency Electronics, Inc.                                   798       8,084        0.0%
*   Gartner, Inc.                                              10,000     871,700        0.1%
*   Genpact, Ltd.                                              22,351     623,369        0.0%
    Global Payments, Inc.                                      19,667   1,419,594        0.1%
#*  Glu Mobile, Inc.                                            1,098       2,932        0.0%
#*  GrubHub, Inc.                                               4,905     128,609        0.0%
*   GSE Systems, Inc.                                           1,745       4,450        0.0%
*   GSI Group, Inc.                                             1,769      25,739        0.0%
*   GSI Technology, Inc.                                        2,032       8,026        0.0%
#*  GTT Communications, Inc.                                    2,997      47,892        0.0%
#*  Guidewire Software, Inc.                                    9,235     526,118        0.0%
    Hackett Group, Inc. (The)                                   5,500      81,840        0.0%
#*  Harmonic, Inc.                                             10,205      35,309        0.0%
    Harris Corp.                                               15,354   1,228,474        0.1%
    Hewlett Packard Enterprise Co.                            216,828   3,612,355        0.2%
    HP, Inc.                                                  211,228   2,591,768        0.1%
*   Hutchinson Technology, Inc.                                 1,900       6,935        0.0%
    IAC/InterActiveCorp                                         8,868     410,943        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   ID Systems, Inc.                                            1,700 $     8,806        0.0%
*   IEC Electronics Corp.                                         638       2,673        0.0%
*   II-VI, Inc.                                                 4,886     101,971        0.0%
#*  Immersion Corp.                                               597       4,364        0.0%
#*  Infinera Corp.                                             13,690     162,774        0.0%
    Ingram Micro, Inc. Class A                                 18,040     630,498        0.0%
*   Innodata, Inc.                                              2,754       6,252        0.0%
*   Inphi Corp.                                                 1,500      44,505        0.0%
*   Insight Enterprises, Inc.                                   4,020      99,334        0.0%
*   Integrated Device Technology, Inc.                         17,881     344,746        0.0%
    Intel Corp.                                               587,930  17,802,520        0.7%
    InterDigital, Inc.                                          4,500     256,410        0.0%
*   Internap Corp.                                              7,852      17,903        0.0%
    International Business Machines Corp.                     111,751  16,308,941        0.7%
    Intersil Corp. Class A                                     12,140     141,917        0.0%
*   Intevac, Inc.                                               2,384      11,586        0.0%
*   IntraLinks Holdings, Inc.                                   1,193      10,630        0.0%
*   IntriCon Corp.                                                800       4,792        0.0%
    Intuit, Inc.                                               30,823   3,109,732        0.1%
#*  InvenSense, Inc.                                              877       6,735        0.0%
#*  IPG Photonics Corp.                                         4,276     370,601        0.0%
*   Iteris, Inc.                                                  600       1,488        0.0%
*   Itron, Inc.                                                 4,389     180,476        0.0%
*   Ixia                                                        4,546      46,006        0.0%
    IXYS Corp.                                                  2,391      25,823        0.0%
#   j2 Global, Inc.                                             5,583     354,632        0.0%
    Jabil Circuit, Inc.                                        19,112     331,784        0.0%
    Jack Henry & Associates, Inc.                               9,690     785,181        0.0%
    Juniper Networks, Inc.                                     44,530   1,042,002        0.1%
*   Kemet Corp.                                                 2,594       6,018        0.0%
*   Key Tronic Corp.                                              749       5,340        0.0%
*   Keysight Technologies, Inc.                                19,561     510,151        0.0%
*   Kimball Electronics, Inc.                                   1,875      20,513        0.0%
    KLA-Tencor Corp.                                           17,570   1,228,846        0.1%
#*  Knowles Corp.                                               9,690     129,555        0.0%
#*  Kopin Corp.                                                 8,696      14,435        0.0%
*   Kulicke & Soffa Industries, Inc.                            6,752      72,381        0.0%
*   KVH Industries, Inc.                                        2,000      19,520        0.0%
    Lam Research Corp.                                         18,602   1,421,193        0.1%
*   Lattice Semiconductor Corp.                                 8,552      47,635        0.0%
    Leidos Holdings, Inc.                                       7,400     367,114        0.0%
    Lexmark International, Inc. Class A                         7,972     307,719        0.0%
#   Linear Technology Corp.                                    28,437   1,264,878        0.1%
*   LinkedIn Corp. Class A                                     14,055   1,761,232        0.1%
*   Lionbridge Technologies, Inc.                               5,700      28,443        0.0%
*   Liquidity Services, Inc.                                      652       3,638        0.0%
    Littelfuse, Inc.                                            2,879     335,346        0.0%
*   Lumentum Holdings, Inc.                                     5,060     128,018        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                 2,012      82,271        0.0%
#*  Magnachip Semiconductor Corp.                               2,100      10,836        0.0%
*   Manhattan Associates, Inc.                                  8,776     531,299        0.0%
    ManTech International Corp. Class A                         2,440      82,472        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Marchex, Inc. Class B                                       3,183 $    13,528        0.0%
    Marvell Technology Group, Ltd.                             49,822     497,224        0.0%
    MasterCard, Inc. Class A                                  117,746  11,420,185        0.5%
#*  Mattersight Corp.                                             500       1,975        0.0%
*   Mattson Technology, Inc.                                      200         730        0.0%
    Maxim Integrated Products, Inc.                            32,128   1,147,612        0.1%
    MAXIMUS, Inc.                                               7,600     402,040        0.0%
*   MaxLinear, Inc. Class A                                     2,448      41,004        0.0%
*   Maxwell Technologies, Inc.                                    703       4,513        0.0%
    Mentor Graphics Corp.                                      12,551     250,518        0.0%
#   Mesa Laboratories, Inc.                                       300      30,234        0.0%
    Methode Electronics, Inc.                                   5,669     168,539        0.0%
#   Microchip Technology, Inc.                                 25,230   1,225,926        0.1%
*   Micron Technology, Inc.                                   115,231   1,238,733        0.1%
#*  Microsemi Corp.                                            13,004     439,405        0.0%
    Microsoft Corp.                                           947,329  47,243,297        1.9%
*   MicroStrategy, Inc. Class A                                 1,168     209,446        0.0%
    MKS Instruments, Inc.                                       5,048     181,021        0.0%
    MOCON, Inc.                                                   535       7,918        0.0%
#*  ModusLink Global Solutions, Inc.                            5,100       7,446        0.0%
*   MoneyGram International, Inc.                               1,383       8,505        0.0%
    Monolithic Power Systems, Inc.                              3,320     207,234        0.0%
    Monotype Imaging Holdings, Inc.                             4,300      94,729        0.0%
*   Monster Worldwide, Inc.                                    12,900      41,280        0.0%
    Motorola Solutions, Inc.                                   21,841   1,642,225        0.1%
    MTS Systems Corp.                                           1,700      95,574        0.0%
*   Multi-Fineline Electronix, Inc.                             1,672      38,456        0.0%
*   Nanometrics, Inc.                                           2,297      41,024        0.0%
    National Instruments Corp.                                 12,340     340,214        0.0%
    NCI, Inc. Class A                                           1,200      17,352        0.0%
*   NCR Corp.                                                  19,970     580,927        0.0%
*   NeoPhotonics Corp.                                            780       9,352        0.0%
#   NetApp, Inc.                                               35,539     840,142        0.0%
*   NETGEAR, Inc.                                               3,951     167,522        0.0%
*   NetScout Systems, Inc.                                     11,014     245,172        0.0%
#*  NetSuite, Inc.                                              4,746     384,616        0.0%
#*  NeuStar, Inc. Class A                                       7,800     183,222        0.0%
*   Newport Corp.                                               5,630     129,434        0.0%
    NIC, Inc.                                                   8,518     150,854        0.0%
*   Nuance Communications, Inc.                                28,092     482,621        0.0%
*   Numerex Corp. Class A                                         700       5,376        0.0%
#   NVIDIA Corp.                                               67,300   2,391,169        0.1%
#*  Oclaro, Inc.                                                4,000      20,200        0.0%
*   ON Semiconductor Corp.                                     48,843     462,543        0.0%
    Optical Cable Corp.                                         1,300       3,263        0.0%
    Oracle Corp.                                              379,490  15,126,471        0.6%
*   OSI Systems, Inc.                                           2,078     105,749        0.0%
#*  Palo Alto Networks, Inc.                                    8,767   1,322,677        0.1%
*   PAR Technology Corp.                                        1,750      11,183        0.0%
    Park Electrochemical Corp.                                  2,544      41,493        0.0%
#   Paychex, Inc.                                              40,739   2,123,317        0.1%
#*  Paycom Software, Inc.                                       4,422     168,965        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   PayPal Holdings, Inc.                                     137,045 $5,369,423        0.2%
    PC Connection, Inc.                                         1,900     45,163        0.0%
    PC-Tel, Inc.                                                2,700     12,096        0.0%
*   PCM, Inc.                                                   1,468     14,078        0.0%
*   PDF Solutions, Inc.                                         3,109     41,816        0.0%
    Pegasystems, Inc.                                           3,390     89,462        0.0%
*   Perceptron, Inc.                                              528      2,434        0.0%
*   Perficient, Inc.                                            2,556     53,369        0.0%
*   Photronics, Inc.                                            5,488     58,063        0.0%
    Plantronics, Inc.                                           4,499    172,987        0.0%
*   Plexus Corp.                                                2,860    119,434        0.0%
*   Polycom, Inc.                                              18,000    215,100        0.0%
    Power Integrations, Inc.                                    2,919    140,842        0.0%
*   PRGX Global, Inc.                                           2,100     10,164        0.0%
*   Progress Software Corp.                                     6,750    172,260        0.0%
*   PTC, Inc.                                                  13,909    507,122        0.0%
    QAD, Inc. Class A                                             739     14,492        0.0%
    QAD, Inc. Class B                                             184      2,994        0.0%
*   QLogic Corp.                                                7,416     97,075        0.0%
*   Qorvo, Inc.                                                16,501    743,040        0.0%
    QUALCOMM, Inc.                                            185,425  9,367,671        0.4%
*   QuinStreet, Inc.                                            2,500      8,800        0.0%
*   Qumu Corp.                                                  1,254      6,232        0.0%
#*  Rackspace Hosting, Inc.                                    13,000    297,310        0.0%
*   Radisys Corp.                                               2,460     10,972        0.0%
#*  Rambus, Inc.                                               11,313    131,457        0.0%
*   RealNetworks, Inc.                                          3,050     13,908        0.0%
*   Red Hat, Inc.                                              22,417  1,644,735        0.1%
    Reis, Inc.                                                  1,130     28,442        0.0%
*   RetailMeNot, Inc.                                           1,320     11,128        0.0%
#*  Rightside Group, Ltd.                                         553      4,999        0.0%
*   Rofin-Sinar Technologies, Inc.                              2,867     92,289        0.0%
*   Rogers Corp.                                                1,570     90,055        0.0%
*   Rosetta Stone, Inc.                                         1,296     10,303        0.0%
*   Rovi Corp.                                                 11,513    202,859        0.0%
*   Ruckus Wireless, Inc.                                       5,936     81,561        0.0%
*   Rudolph Technologies, Inc.                                  2,529     35,077        0.0%
    Sabre Corp.                                                19,587    567,044        0.0%
*   salesforce.com, Inc.                                       74,699  5,662,184        0.2%
#   SanDisk Corp.                                              25,120  1,887,266        0.1%
*   Sanmina Corp.                                               7,765    183,642        0.0%
*   ScanSource, Inc.                                            2,184     88,845        0.0%
    Science Applications International Corp.                    4,328    229,774        0.0%
*   SciQuest, Inc.                                              3,307     45,703        0.0%
*   Seachange International, Inc.                               3,000     11,190        0.0%
#   Seagate Technology P.L.C.                                  35,310    768,699        0.0%
*   Semtech Corp.                                               7,320    158,405        0.0%
*   ServiceNow, Inc.                                           17,966  1,284,210        0.1%
*   ShoreTel, Inc.                                              4,620     28,274        0.0%
#*  Shutterstock, Inc.                                            900     36,918        0.0%
*   Sigma Designs, Inc.                                         2,500     15,825        0.0%
#*  Silicon Graphics International Corp.                        1,172      5,251        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   Silicon Laboratories, Inc.                                  4,220 $  197,496        0.0%
#*  Silver Spring Networks, Inc.                                1,904     26,751        0.0%
#   Skyworks Solutions, Inc.                                   22,903  1,530,378        0.1%
*   Sonus Networks, Inc.                                        1,100      9,086        0.0%
#*  Splunk, Inc.                                               15,863    824,559        0.0%
    SS&C Technologies Holdings, Inc.                           10,681    653,143        0.0%
#*  Stamps.com, Inc.                                            1,538    126,670        0.0%
*   StarTek, Inc.                                               2,385      9,779        0.0%
*   Stratasys, Ltd.                                             3,698     90,490        0.0%
#*  SunPower Corp.                                              5,642    113,630        0.0%
*   Super Micro Computer, Inc.                                  3,909    105,191        0.0%
*   Sykes Enterprises, Inc.                                     3,800    110,770        0.0%
    Symantec Corp.                                             77,641  1,292,334        0.1%
#*  Synaptics, Inc.                                             4,600    329,130        0.0%
#*  Synchronoss Technologies, Inc.                              3,466    107,689        0.0%
#   SYNNEX Corp.                                                3,272    270,169        0.0%
*   Synopsys, Inc.                                             17,968    853,839        0.0%
*   Syntel, Inc.                                                4,000    170,120        0.0%
*   Systemax, Inc.                                                373      3,376        0.0%
#*  Tableau Software, Inc. Class A                              6,314    326,434        0.0%
#*  Take-Two Interactive Software, Inc.                        10,451    357,215        0.0%
#   TE Connectivity, Ltd.                                      46,494  2,765,463        0.1%
*   Tech Data Corp.                                             4,313    296,260        0.0%
    TeleTech Holdings, Inc.                                     2,400     66,696        0.0%
#*  Teradata Corp.                                             15,885    401,891        0.0%
    Teradyne, Inc.                                             23,235    439,374        0.0%
    Tessco Technologies, Inc.                                   1,314     21,786        0.0%
    Tessera Technologies, Inc.                                  4,753    136,506        0.0%
    Texas Instruments, Inc.                                   126,531  7,217,328        0.3%
*   TiVo, Inc.                                                 11,267    112,445        0.0%
    Total System Services, Inc.                                18,983    970,791        0.1%
    TransAct Technologies, Inc.                                   600      5,226        0.0%
    Travelport Worldwide, Ltd.                                    754     10,518        0.0%
#*  Travelzoo, Inc.                                               400      3,052        0.0%
#*  Trimble Navigation, Ltd.                                   30,393    727,912        0.0%
*   TTM Technologies, Inc.                                      6,116     39,876        0.0%
#*  Twitter, Inc.                                              51,177    748,208        0.0%
*   Tyler Technologies, Inc.                                    4,125    603,941        0.0%
#*  Ubiquiti Networks, Inc.                                     3,500    124,670        0.0%
#*  Ultimate Software Group, Inc. (The)                         3,496    687,279        0.0%
*   Ultra Clean Holdings, Inc.                                  2,422     13,781        0.0%
*   Ultratech, Inc.                                             2,900     62,901        0.0%
#*  Unisys Corp.                                                4,732     36,484        0.0%
*   United Online, Inc.                                         1,335     14,458        0.0%
*   Unwired Planet, Inc.                                          479      3,861        0.0%
#*  USA Technologies, Inc.                                        346      1,515        0.0%
*   Vantiv, Inc. Class A                                       17,628    961,431        0.1%
#*  Veeco Instruments, Inc.                                     3,900     71,799        0.0%
#*  VeriFone Systems, Inc.                                     12,403    352,989        0.0%
*   Verint Systems, Inc.                                        6,479    219,249        0.0%
#*  VeriSign, Inc.                                             14,623  1,263,427        0.1%
#*  ViaSat, Inc.                                                5,643    432,818        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Information Technology -- (Continued)
*   Viavi Solutions, Inc.                                      25,300 $    164,703        0.0%
*   Virtusa Corp.                                               3,423      121,653        0.0%
#   Visa, Inc. Class A                                        235,841   18,216,359        0.7%
#   Vishay Intertechnology, Inc.                               12,724      154,724        0.0%
*   Vishay Precision Group, Inc.                                1,973       29,516        0.0%
*   VMware, Inc. Class A                                        9,342      531,653        0.0%
    Wayside Technology Group, Inc.                                152        2,508        0.0%
*   Web.com Group, Inc.                                         4,305       86,057        0.0%
#*  WebMD Health Corp.                                          4,023      252,403        0.0%
*   Westell Technologies, Inc. Class A                          5,426        6,620        0.0%
    Western Digital Corp.                                      24,715    1,009,978        0.1%
#   Western Union Co. (The)                                    63,452    1,269,040        0.1%
#*  WEX, Inc.                                                   4,640      438,434        0.0%
#*  Workday, Inc. Class A                                      12,545      940,624        0.1%
*   Xcerra Corp.                                                4,140       24,426        0.0%
    Xerox Corp.                                               117,387    1,126,915        0.1%
    Xilinx, Inc.                                               31,318    1,349,179        0.1%
*   XO Group, Inc.                                              4,000       70,640        0.0%
*   Yahoo!, Inc.                                              111,047    4,064,320        0.2%
#*  Zebra Technologies Corp. Class A                            5,922      370,480        0.0%
#*  Zillow Group, Inc. Class A                                  6,069      151,846        0.0%
#*  Zillow Group, Inc. Class C                                  6,000      144,240        0.0%
*   Zix Corp.                                                   4,055       15,125        0.0%
#*  Zynga, Inc. Class A                                        88,653      210,994        0.0%
                                                                      ------------       ----
Total Information Technology                                           507,937,172       19.8%
                                                                      ------------       ----
Materials -- (3.1%)
    A Schulman, Inc.                                            3,119       86,989        0.0%
#*  A. M. Castle & Co.                                          1,388        4,414        0.0%
    AEP Industries, Inc.                                          422       26,008        0.0%
    Air Products & Chemicals, Inc.                             25,294    3,690,142        0.2%
    Airgas, Inc.                                                7,460    1,062,602        0.1%
#*  AK Steel Holding Corp.                                      7,657       35,835        0.0%
#   Albemarle Corp.                                            13,035      862,396        0.0%
    Alcoa, Inc.                                               156,601    1,749,233        0.1%
    Allegheny Technologies, Inc.                               11,087      181,162        0.0%
    American Vanguard Corp.                                     2,950       48,823        0.0%
    AptarGroup, Inc.                                            8,000      608,000        0.0%
    Ashland, Inc.                                               7,907      882,421        0.0%
    Avery Dennison Corp.                                       11,501      835,088        0.0%
*   Axalta Coating Systems, Ltd.                                7,293      207,632        0.0%
    Axiall Corp.                                                8,057      189,742        0.0%
    Balchem Corp.                                               4,312      264,584        0.0%
    Ball Corp.                                                 15,487    1,105,462        0.1%
#   Bemis Co., Inc.                                            12,291      616,762        0.0%
*   Berry Plastics Group, Inc.                                 16,358      589,215        0.0%
*   Boise Cascade Co.                                           4,103       85,630        0.0%
    Cabot Corp.                                                 8,136      396,955        0.0%
    Calgon Carbon Corp.                                         5,900       96,701        0.0%
#   Carpenter Technology Corp.                                  4,801      170,003        0.0%
    Celanese Corp. Series A                                    18,430    1,303,001        0.1%
*   Century Aluminum Co.                                        6,661       58,750        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Materials -- (Continued)
    CF Industries Holdings, Inc.                               30,115 $  995,903        0.0%
    Chase Corp.                                                 1,300     73,177        0.0%
#   Chemours Co. (The)                                         20,385    185,911        0.0%
*   Chemtura Corp.                                             10,398    289,584        0.0%
*   Clearwater Paper Corp.                                      2,200    131,428        0.0%
#*  Codexis, Inc.                                               1,220      3,843        0.0%
*   Coeur Mining, Inc.                                          9,600     77,760        0.0%
#   Commercial Metals Co.                                      14,074    252,206        0.0%
#   Compass Minerals International, Inc.                        4,658    349,164        0.0%
*   Core Molding Technologies, Inc.                               389      4,563        0.0%
*   Crown Holdings, Inc.                                       16,788    889,092        0.0%
    Deltic Timber Corp.                                         1,282     80,125        0.0%
    Domtar Corp.                                                7,486    289,259        0.0%
    Dow Chemical Co. (The)                                    106,435  5,599,545        0.2%
    Eagle Materials, Inc.                                       6,164    456,876        0.0%
    Eastman Chemical Co.                                       17,099  1,306,022        0.1%
#   Ecolab, Inc.                                               32,593  3,747,543        0.2%
    EI du Pont de Nemours & Co.                               101,926  6,717,943        0.3%
*   Ferro Corp.                                                 7,900    100,646        0.0%
    Ferroglobe P.L.C.                                           6,858     69,883        0.0%
#*  Flotek Industries, Inc.                                     5,082     48,025        0.0%
#   FMC Corp.                                                  16,600    718,116        0.0%
    Freeport-McMoRan, Inc.                                    111,158  1,556,212        0.1%
    Friedman Industries, Inc.                                     599      3,708        0.0%
    FutureFuel Corp.                                            1,256     14,117        0.0%
*   GCP Applied Technologies, Inc.                              8,700    192,531        0.0%
    Graphic Packaging Holding Co.                              39,100    519,248        0.0%
    Greif, Inc. Class A                                         2,500     86,750        0.0%
    Hawkins, Inc.                                                 888     34,747        0.0%
    Haynes International, Inc.                                  1,800     67,554        0.0%
    HB Fuller Co.                                               5,400    241,488        0.0%
*   Headwaters, Inc.                                            7,800    156,078        0.0%
#   Hecla Mining Co.                                           28,200    121,542        0.0%
    Huntsman Corp.                                             24,884    391,674        0.0%
    Innophos Holdings, Inc.                                     2,500     92,400        0.0%
    Innospec, Inc.                                              2,400    116,064        0.0%
#   International Flavors & Fragrances, Inc.                    9,544  1,140,222        0.1%
    International Paper Co.                                    46,300  2,003,401        0.1%
*   Intrepid Potash, Inc.                                       5,600      7,168        0.0%
    Kaiser Aluminum Corp.                                       1,800    170,694        0.0%
    KapStone Paper and Packaging Corp.                          8,598    136,622        0.0%
    KMG Chemicals, Inc.                                         1,500     35,535        0.0%
*   Koppers Holdings, Inc.                                      1,980     49,757        0.0%
*   Kraton Performance Polymers, Inc.                           3,187     72,377        0.0%
#   Kronos Worldwide, Inc.                                      2,426     16,133        0.0%
*   Louisiana-Pacific Corp.                                    14,700    249,900        0.0%
#*  LSB Industries, Inc.                                        2,000     26,320        0.0%
    LyondellBasell Industries NV Class A                       44,792  3,702,955        0.2%
#   Martin Marietta Materials, Inc.                             6,430  1,088,149        0.1%
    Materion Corp.                                              1,659     48,094        0.0%
#   McEwen Mining, Inc.                                        13,772     35,807        0.0%
    Mercer International, Inc.                                  3,588     30,139        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Materials -- (Continued)
    Minerals Technologies, Inc.                                3,500 $   209,650        0.0%
    Monsanto Co.                                              52,188   4,888,972        0.2%
#   Mosaic Co. (The)                                          36,121   1,011,027        0.1%
    Myers Industries, Inc.                                     3,889      52,424        0.0%
    Neenah Paper, Inc.                                         1,500      97,635        0.0%
#   NewMarket Corp.                                            1,212     492,145        0.0%
    Newmont Mining Corp.                                      58,514   2,046,235        0.1%
*   Northern Technologies International Corp.                    300       4,395        0.0%
    Nucor Corp.                                               37,473   1,865,406        0.1%
#   Olin Corp.                                                32,848     715,758        0.0%
*   OMNOVA Solutions, Inc.                                     3,300      23,595        0.0%
#*  Owens-Illinois, Inc.                                      17,100     315,666        0.0%
    Packaging Corp. of America                                11,500     746,120        0.0%
    PH Glatfelter Co.                                          4,200      96,306        0.0%
#*  Platform Specialty Products Corp.                         14,504     149,391        0.0%
    PolyOne Corp.                                             10,028     360,807        0.0%
    PPG Industries, Inc.                                      33,100   3,653,909        0.2%
    Praxair, Inc.                                             34,625   4,067,053        0.2%
    Quaker Chemical Corp.                                      1,414     125,931        0.0%
    Reliance Steel & Aluminum Co.                              8,500     628,745        0.0%
#*  Rentech, Inc.                                              2,291       7,950        0.0%
#   Royal Gold, Inc.                                           7,699     482,111        0.0%
    RPM International, Inc.                                   16,418     829,602        0.0%
    Schnitzer Steel Industries, Inc. Class A                   1,159      23,899        0.0%
    Schweitzer-Mauduit International, Inc.                     3,186     109,567        0.0%
#   Scotts Miracle-Gro Co. (The) Class A                       5,309     375,771        0.0%
    Sealed Air Corp.                                          23,412   1,108,792        0.1%
    Sensient Technologies Corp.                                5,521     371,287        0.0%
    Sherwin-Williams Co. (The)                                 9,877   2,837,761        0.1%
#   Silgan Holdings, Inc.                                      5,600     284,144        0.0%
    Sonoco Products Co.                                       11,872     556,678        0.0%
#   Southern Copper Corp.                                     18,041     535,276        0.0%
    Steel Dynamics, Inc.                                      28,500     718,485        0.0%
    Stepan Co.                                                 1,746     107,012        0.0%
#*  Stillwater Mining Co.                                     11,244     137,177        0.0%
    SunCoke Energy, Inc.                                       6,923      51,438        0.0%
    Synalloy Corp.                                               737       6,242        0.0%
    TimkenSteel Corp.                                          4,280      54,527        0.0%
*   Trecora Resources                                            613       7,019        0.0%
    Tredegar Corp.                                             2,230      35,591        0.0%
    United States Lime & Minerals, Inc.                          353      18,910        0.0%
    United States Steel Corp.                                 17,433     333,145        0.0%
*   Universal Stainless & Alloy Products, Inc.                   545       7,101        0.0%
#*  US Concrete, Inc.                                          1,426      88,070        0.0%
    Valspar Corp. (The)                                        9,315     993,817        0.0%
    Vulcan Materials Co.                                      16,576   1,784,075        0.1%
    Westlake Chemical Corp.                                    6,460     324,227        0.0%
    WestRock Co.                                              30,506   1,276,676        0.1%
    Worthington Industries, Inc.                               5,620     212,155        0.0%
*   WR Grace & Co.                                             9,200     705,456        0.0%
                                                                     -----------        ---
Total Materials                                                       85,886,681        3.3%
                                                                     -----------        ---

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                       SHARES    VALUE+     ASSETS**
                                                                       ------- ----------- ----------
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       2,901 $        --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                                 100          --        0.0%
                                                                               -----------        ---
Total Other                                                                             --        0.0%
                                                                               -----------        ---
Real Estate Investment Trusts -- (0.0%)
             Gaming and Leisure Properties, Inc.                         4,675     153,293        0.0%
                                                                               -----------        ---
Telecommunication Services -- (2.4%)
#*           8x8, Inc.                                                   3,443      39,044        0.0%
*            Alaska Communications Systems Group, Inc.                   1,400       2,534        0.0%
             AT&T, Inc.                                                771,592  29,953,202        1.2%
             Atlantic Tele-Network, Inc.                                 1,149      82,625        0.0%
#*           Boingo Wireless, Inc.                                       1,200       9,228        0.0%
#            CenturyLink, Inc.                                          66,159   2,047,621        0.1%
*            Cincinnati Bell, Inc.                                      35,400     135,228        0.0%
#            Cogent Communications Holdings, Inc.                        5,580     215,946        0.0%
#            Consolidated Communications Holdings, Inc.                  5,787     136,805        0.0%
#*           FairPoint Communications, Inc.                              1,044      13,843        0.0%
#            Frontier Communications Corp.                             136,912     761,231        0.0%
*            General Communication, Inc. Class A                         3,550      59,995        0.0%
             IDT Corp. Class B                                           1,800      27,612        0.0%
             Inteliquent, Inc.                                           2,700      44,793        0.0%
#*           Iridium Communications, Inc.                                4,218      34,039        0.0%
*            Level 3 Communications, Inc.                               36,977   1,932,418        0.1%
*            Lumos Networks Corp.                                        2,000      25,500        0.0%
#*           NTELOS Holdings Corp.                                       2,000      18,500        0.0%
*            ORBCOMM, Inc.                                               7,396      73,294        0.0%
*            SBA Communications Corp. Class A                           14,400   1,483,776        0.1%
             Shenandoah Telecommunications Co.                           4,260     122,219        0.0%
             Spok Holdings, Inc.                                         2,839      48,235        0.0%
#*           Sprint Corp.                                               89,897     308,347        0.0%
#*           Straight Path Communications, Inc. Class B                    900      32,940        0.0%
*            T-Mobile US, Inc.                                          33,732   1,324,993        0.1%
             Telephone & Data Systems, Inc.                             10,495     310,337        0.0%
*            United States Cellular Corp.                                1,000      42,640        0.0%
             Verizon Communications, Inc.                              510,632  26,011,594        1.0%
*            Vonage Holdings Corp.                                      16,854      78,708        0.0%
#            Windstream Holdings, Inc.                                  10,046      87,199        0.0%
                                                                               -----------        ---
Total Telecommunication Services                                                65,464,446        2.6%
                                                                               -----------        ---
Utilities -- (3.3%)
             AES Corp.                                                  84,027     937,741        0.1%
             AGL Resources, Inc.                                        13,934     917,693        0.0%
             ALLETE, Inc.                                                5,981     336,072        0.0%
             Alliant Energy Corp.                                       14,600   1,029,592        0.1%
             Ameren Corp.                                               30,263   1,452,624        0.1%
             American Electric Power Co., Inc.                          60,888   3,866,388        0.2%
             American States Water Co.                                   4,400     183,436        0.0%
             American Water Works Co., Inc.                             21,747   1,582,312        0.1%
#            Aqua America, Inc.                                         23,379     740,179        0.0%
#            Artesian Resources Corp. Class A                              471      12,712        0.0%
             Atmos Energy Corp.                                         12,602     914,275        0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Utilities -- (Continued)
#   Avangrid, Inc.                                              5,631 $  225,803        0.0%
    Avista Corp.                                                8,019    321,321        0.0%
#   Black Hills Corp.                                           6,409    388,321        0.0%
#   California Water Service Group                              6,569    183,472        0.0%
*   Calpine Corp.                                              43,292    683,148        0.0%
    CenterPoint Energy, Inc.                                   48,100  1,031,745        0.1%
    Chesapeake Utilities Corp.                                  2,134    127,016        0.0%
#   CMS Energy Corp.                                           32,492  1,321,775        0.1%
    Connecticut Water Service, Inc.                             1,422     66,863        0.0%
#   Consolidated Edison, Inc.                                  35,448  2,644,421        0.1%
    Consolidated Water Co., Ltd.                                  777     10,793        0.0%
    Delta Natural Gas Co., Inc.                                   720     18,432        0.0%
#   Dominion Resources, Inc.                                   70,539  5,041,422        0.2%
    DTE Energy Co.                                             21,719  1,936,466        0.1%
#   Duke Energy Corp.                                          86,558  6,819,039        0.3%
#*  Dynegy, Inc.                                               11,135    196,310        0.0%
    Edison International                                       40,668  2,875,634        0.1%
    El Paso Electric Co.                                        4,800    216,480        0.0%
    Empire District Electric Co. (The)                          6,870    231,313        0.0%
    Entergy Corp.                                              21,800  1,638,924        0.1%
    Eversource Energy                                          40,588  2,290,787        0.1%
    Exelon Corp.                                              113,401  3,979,241        0.2%
    FirstEnergy Corp.                                          50,193  1,635,790        0.1%
    Gas Natural, Inc.                                             850      6,205        0.0%
    Genie Energy, Ltd. Class B                                  1,800     13,266        0.0%
    Great Plains Energy, Inc.                                  20,600    643,338        0.0%
    Hawaiian Electric Industries, Inc.                         10,300    336,707        0.0%
    IDACORP, Inc.                                               6,282    456,890        0.0%
    ITC Holdings Corp.                                         18,700    824,109        0.0%
#   MDU Resources Group, Inc.                                  22,707    455,503        0.0%
    MGE Energy, Inc.                                            3,789    188,882        0.0%
#   Middlesex Water Co.                                         1,620     59,260        0.0%
    National Fuel Gas Co.                                       8,385    465,368        0.0%
    New Jersey Resources Corp.                                 10,608    378,494        0.0%
    NextEra Energy, Inc.                                       57,955  6,814,349        0.3%
    NiSource, Inc.                                             38,075    864,683        0.0%
    Northwest Natural Gas Co.                                   2,797    144,157        0.0%
#   NorthWestern Corp.                                          6,038    343,200        0.0%
    NRG Energy, Inc.                                           38,214    577,031        0.0%
    NRG Yield, Inc. Class A                                     3,885     58,780        0.0%
    NRG Yield, Inc. Class C                                     4,650     75,237        0.0%
#   OGE Energy Corp.                                           24,908    737,028        0.0%
#   ONE Gas, Inc.                                               6,150    359,591        0.0%
#   Ormat Technologies, Inc.                                    1,700     73,780        0.0%
#   Otter Tail Corp.                                            3,400     98,328        0.0%
#   Pattern Energy Group, Inc.                                  7,387    155,127        0.0%
    PG&E Corp.                                                 61,316  3,568,591        0.2%
    Piedmont Natural Gas Co., Inc.                              8,696    520,021        0.0%
    Pinnacle West Capital Corp.                                13,915  1,010,925        0.1%
#   PNM Resources, Inc.                                        10,346    327,761        0.0%
    Portland General Electric Co.                              10,407    413,366        0.0%
    PPL Corp.                                                  82,674  3,111,849        0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                                                    OF NET
                                                                          SHARES       VALUE+      ASSETS**
                                                                        ---------- -------------- ----------
Utilities -- (Continued)
              Public Service Enterprise Group, Inc.                         63,207 $    2,915,739        0.1%
              Questar Corp.                                                 19,300        483,851        0.0%
              RGC Resources, Inc.                                              200          4,492        0.0%
#             SCANA Corp.                                                   16,973      1,165,875        0.1%
#             Sempra Energy                                                 28,672      2,963,251        0.1%
              SJW Corp.                                                      2,210         76,046        0.0%
              South Jersey Industries, Inc.                                  8,700        242,817        0.0%
#             Southern Co. (The)                                           114,392      5,731,039        0.2%
              Southwest Gas Corp.                                            6,069        393,939        0.0%
              Spire, Inc.                                                    5,091        325,620        0.0%
#*            Talen Energy Corp.                                             9,163        106,841        0.0%
              TECO Energy, Inc.                                             27,860        773,672        0.0%
              UGI Corp.                                                     21,812        877,715        0.0%
              Unitil Corp.                                                   1,200         47,424        0.0%
#             Vectren Corp.                                                 10,340        505,109        0.0%
              WEC Energy Group, Inc.                                        38,410      2,235,846        0.1%
              Westar Energy, Inc.                                           18,089        933,573        0.1%
              WGL Holdings, Inc.                                             6,599        448,006        0.0%
              Xcel Energy, Inc.                                             63,411      2,538,342        0.1%
              York Water Co. (The)                                             900         26,685        0.0%
                                                                                   --------------      -----
Total Utilities                                                                        91,735,248        3.6%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 2,536,349,528       99.1%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*    Community Health Systems, Inc. Contingent Value Rights        27,224            163        0.0%
(degrees)*    Dyax Corp. Contingent Value Rights                            15,701         17,428        0.0%
(degrees)*    Furiex Pharmaceuticals Contingent Value Rights                   833             --        0.0%
(degrees)*    Leap Wireless International, Inc. Contingent Value Rights      7,025             --        0.0%
(degrees)#*   Safeway Casa Ley Contingent Value Rights                      26,773         27,172        0.0%
(degrees)#*   Safeway PDC, LLC Contingent Value Rights                      26,773          1,307        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                      46,070        0.0%
                                                                                   --------------      -----

                                                                          SHARES       VALUE+
                                                                        ---------- --------------
BONDS -- (0.0%)

Health Care -- (0.0%)
(z)(degrees)  Catalyst Biosciences, Inc.                                     1,992          1,952
                                                                                   --------------
TOTAL INVESTMENT SECURITIES                                                         2,536,397,550
                                                                                   --------------

                                                                                                  PERCENTAGE
                                                                                                    OF NET
                                                                          SHARES       VALUE+      ASSETS**
                                                                        ---------- -------------- ----------
TEMPORARY CASH INVESTMENTS -- (0.8%)
              State Street Institutional Liquid Reserves, 0.455%        21,992,705     21,992,705        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@          DFA Short Term Investment Fund                            18,522,281    214,302,792        8.3%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,600,897,431)                                $2,772,693,047      108.3%
                                                                                   ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  352,368,517 $      1,238   --    $  352,369,755
   Consumer Staples                   246,287,300           --   --       246,287,300
   Energy                             175,745,434           --   --       175,745,434
   Financials                         357,457,249           --   --       357,457,249
   Health Care                        365,978,673           --   --       365,978,673
   Industrials                        287,334,277           --   --       287,334,277
   Information Technology             507,937,172           --   --       507,937,172
   Materials                           85,886,681           --   --        85,886,681
   Other                                       --           --   --                --
   Real Estate Investment Trusts          153,293           --   --           153,293
   Telecommunication Services          65,464,446           --   --        65,464,446
   Utilities                           91,735,248           --   --        91,735,248
Rights/Warrants                                --       46,070   --            46,070
Bonds
   Health Care                                 --        1,952   --             1,952
Temporary Cash Investments             21,992,705           --   --        21,992,705
Securities Lending Collateral                  --  214,302,792   --       214,302,792
Futures Contracts**                       108,436           --   --           108,436
                                   -------------- ------------   --    --------------
TOTAL                              $2,558,449,431 $214,352,052   --    $2,772,801,483
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (90.2%)

Consumer Discretionary -- (12.6%)
*   1-800-Flowers.com, Inc. Class A                           137,199 $ 1,077,012        0.0%
    A.H. Belo Corp. Class A                                    51,284     252,830        0.0%
    Aaron's, Inc.                                              92,878   2,434,332        0.1%
#   Abercrombie & Fitch Co. Class A                            20,496     547,858        0.0%
    AMCON Distributing Co.                                        388      33,335        0.0%
#*  America's Car-Mart, Inc.                                   44,364   1,178,752        0.0%
#   American Eagle Outfitters, Inc.                           233,596   3,342,759        0.1%
*   American Public Education, Inc.                             2,133      49,400        0.0%
*   Apollo Education Group, Inc.                              106,553     831,113        0.0%
#   Arctic Cat, Inc.                                           21,276     353,820        0.0%
    Ark Restaurants Corp.                                      11,046     223,902        0.0%
*   Asbury Automotive Group, Inc.                                 761      46,132        0.0%
#*  Ascena Retail Group, Inc.                                 332,243   2,927,061        0.1%
#*  Ascent Capital Group, Inc. Class A                         22,815     343,822        0.0%
#*  AutoNation, Inc.                                           72,893   3,692,030        0.1%
*   Ballantyne Strong, Inc.                                    83,735     378,482        0.0%
#*  Barnes & Noble Education, Inc.                            157,043   1,469,923        0.0%
#   Barnes & Noble, Inc.                                      197,235   2,317,511        0.1%
#   Bassett Furniture Industries, Inc.                         44,555   1,314,818        0.0%
    Beasley Broadcast Group, Inc. Class A                      41,387     158,512        0.0%
#*  Beazer Homes USA, Inc.                                     11,351      93,305        0.0%
*   Belmond, Ltd. Class A                                     259,778   2,379,567        0.1%
    Big 5 Sporting Goods Corp.                                 46,139     557,821        0.0%
*   Biglari Holdings, Inc.                                        784     293,169        0.0%
*   BJ's Restaurants, Inc.                                     50,432   2,249,267        0.1%
    Bob Evans Farms, Inc.                                      71,525   3,257,249        0.1%
    Bowl America, Inc. Class A                                 11,489     166,131        0.0%
*   Boyd Gaming Corp.                                         179,677   3,349,179        0.1%
*   Bridgepoint Education, Inc.                                46,660     445,136        0.0%
*   Bright Horizons Family Solutions, Inc.                      5,152     338,074        0.0%
*   Build-A-Bear Workshop, Inc.                                89,058   1,172,894        0.0%
#*  Cabela's, Inc.                                            208,284  10,862,011        0.3%
#   Cable One, Inc.                                            11,055   5,073,803        0.1%
#   CalAtlantic Group, Inc.                                    75,803   2,453,743        0.1%
    Caleres, Inc.                                             191,145   4,818,765        0.1%
    Callaway Golf Co.                                         288,946   2,698,756        0.1%
*   Cambium Learning Group, Inc.                               56,997     259,336        0.0%
    Canterbury Park Holding Corp.                               7,625      81,969        0.0%
*   Career Education Corp.                                     56,240     300,322        0.0%
*   Carmike Cinemas, Inc.                                      27,278     818,067        0.0%
#   Carriage Services, Inc.                                   139,784   3,414,923        0.1%
*   Carrols Restaurant Group, Inc.                             65,275     907,975        0.0%
    Cato Corp. (The) Class A                                    4,621     169,082        0.0%
*   Cavco Industries, Inc.                                     25,967   2,277,046        0.1%
*   Century Casinos, Inc.                                         501       2,991        0.0%
*   Century Communities, Inc.                                   4,863      83,838        0.0%
*   Charles & Colvard, Ltd.                                     9,514      11,417        0.0%
    Chico's FAS, Inc.                                          82,480   1,040,073        0.0%
    Children's Place, Inc. (The)                               29,455   2,294,839        0.1%
    Churchill Downs, Inc.                                      56,570   7,590,563        0.2%
    Citi Trends, Inc.                                          23,518     422,383        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Clear Channel Outdoor Holdings, Inc. Class A               31,420 $   160,556        0.0%
#   Columbia Sportswear Co.                                     9,424     551,964        0.0%
#*  Conn's, Inc.                                              111,512   1,532,175        0.1%
    Cooper Tire & Rubber Co.                                  146,923   5,074,720        0.1%
*   Cooper-Standard Holding, Inc.                              17,126   1,320,586        0.0%
    Core-Mark Holding Co., Inc.                               101,757   8,309,477        0.2%
    CSS Industries, Inc.                                       39,334   1,099,779        0.0%
    CST Brands, Inc.                                            2,965     111,988        0.0%
    Culp, Inc.                                                 36,886     967,889        0.0%
    Darden Restaurants, Inc.                                   64,717   4,028,633        0.1%
#*  Deckers Outdoor Corp.                                      87,077   5,033,921        0.1%
*   Del Frisco's Restaurant Group, Inc.                        17,195     273,916        0.0%
#*  Del Taco Restaurants, Inc.                                  3,505      31,720        0.0%
*   Delta Apparel, Inc.                                        17,375     351,844        0.0%
*   Destination XL Group, Inc.                                 72,797     390,920        0.0%
#   DeVry Education Group, Inc.                                92,499   1,604,858        0.1%
#   Dillard's, Inc. Class A                                   169,983  11,975,302        0.3%
    DineEquity, Inc.                                           55,864   4,804,304        0.1%
*   Dixie Group, Inc. (The)                                    70,400     332,288        0.0%
*   Dorman Products, Inc.                                     100,057   5,382,066        0.2%
    Dover Motorsports, Inc.                                   106,357     244,621        0.0%
*   DreamWorks Animation SKG, Inc. Class A                    162,850   6,500,972        0.2%
    Drew Industries, Inc.                                         245      15,883        0.0%
    DSW, Inc. Class A                                         164,385   4,038,939        0.1%
    Educational Development Corp.                               2,276      32,479        0.0%
*   Eldorado Resorts, Inc.                                     53,685     703,810        0.0%
*   Emerson Radio Corp.                                       193,636     154,909        0.0%
*   Entercom Communications Corp. Class A                      32,489     368,425        0.0%
#   Escalade, Inc.                                             24,227     289,028        0.0%
#   Ethan Allen Interiors, Inc.                                51,145   1,740,976        0.1%
*   EW Scripps Co. (The) Class A                              354,768   5,385,378        0.2%
#*  Express, Inc.                                              80,363   1,460,999        0.0%
#*  Federal-Mogul Holdings Corp.                               95,790     885,100        0.0%
    Finish Line, Inc. (The) Class A                            87,295   1,724,076        0.1%
    Flanigan's Enterprises, Inc.                                5,016      92,746        0.0%
    Flexsteel Industries, Inc.                                 26,545   1,085,425        0.0%
    Fred's, Inc. Class A                                      185,225   2,717,251        0.1%
#*  FTD Cos., Inc.                                             84,871   2,360,263        0.1%
#*  Fuel Systems Solutions, Inc.                               39,812     211,004        0.0%
#*  G-III Apparel Group, Ltd.                                 130,886   5,922,592        0.2%
*   Gaiam, Inc. Class A                                        44,567     295,479        0.0%
#   GameStop Corp. Class A                                    431,501  14,153,233        0.4%
*   Gaming Partners International Corp.                           100         905        0.0%
#   Gannett Co., Inc.                                         232,350   3,915,098        0.1%
*   Genesco, Inc.                                              87,141   6,028,414        0.2%
    Gentex Corp.                                               81,305   1,304,132        0.0%
    Goodyear Tire & Rubber Co. (The)                          104,678   3,032,522        0.1%
    Graham Holdings Co. Class B                                12,803   6,101,142        0.2%
*   Gray Television, Inc.                                     226,443   2,909,793        0.1%
*   Gray Television, Inc. Class A                               2,809      30,688        0.0%
    Group 1 Automotive, Inc.                                  122,299   8,052,166        0.2%
#   Guess?, Inc.                                              149,888   2,750,445        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#   Harman International Industries, Inc.                       6,779 $   520,356        0.0%
    Harte-Hanks, Inc.                                         134,996     245,693        0.0%
    Haverty Furniture Cos., Inc.                              108,607   2,027,693        0.1%
    Haverty Furniture Cos., Inc. Class A                          700      13,230        0.0%
*   Helen of Troy, Ltd.                                       134,795  13,416,146        0.4%
#*  hhgregg, Inc.                                              50,271      98,028        0.0%
    Hooker Furniture Corp.                                     53,234   1,320,203        0.0%
*   Horizon Global Corp.                                       48,029     589,316        0.0%
#*  Iconix Brand Group, Inc.                                  136,394   1,156,621        0.0%
    International Game Technology P.L.C.                       20,207     350,389        0.0%
    International Speedway Corp. Class A                      125,710   4,210,028        0.1%
#   Interval Leisure Group, Inc.                                1,116      15,758        0.0%
*   Intrawest Resorts Holdings, Inc.                            4,961      42,863        0.0%
*   Isle of Capri Casinos, Inc.                                79,710   1,187,679        0.0%
*   J Alexander's Holdings, Inc.                                5,262      54,199        0.0%
#*  JAKKS Pacific, Inc.                                        25,725     192,938        0.0%
*   JC Penney Co., Inc.                                        72,223     670,229        0.0%
    John Wiley & Sons, Inc. Class A                             3,337     165,482        0.0%
    Johnson Outdoors, Inc. Class A                            100,746   2,431,001        0.1%
*   K12, Inc.                                                   7,045      86,583        0.0%
    Kirkland's, Inc.                                           53,915     885,284        0.0%
#*  Kona Grill, Inc.                                            1,474      19,634        0.0%
    La-Z-Boy, Inc.                                            211,867   5,480,999        0.2%
*   Lakeland Industries, Inc.                                  20,007     173,861        0.0%
*   Lands' End, Inc.                                              368       8,953        0.0%
    Lear Corp.                                                 98,435  11,332,822        0.3%
    Lennar Corp. Class B                                       58,931   2,119,159        0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                102,491   2,260,952        0.1%
*   Liberty Ventures Series A                                 172,041   6,881,640        0.2%
    Lifetime Brands, Inc.                                      61,457   1,061,362        0.0%
*   Lincoln Educational Services Corp.                          5,885      11,829        0.0%
#   Lithia Motors, Inc. Class A                                73,939   6,138,416        0.2%
#*  Live Nation Entertainment, Inc.                           315,715   6,781,558        0.2%
*   Loral Space & Communications, Inc.                         10,001     366,837        0.0%
*   Luby's, Inc.                                              122,924     618,308        0.0%
*   M/I Homes, Inc.                                            95,252   1,914,565        0.1%
*   Madison Square Garden Co. (The) Class A                    32,186   5,052,558        0.1%
    Marcus Corp. (The)                                        108,304   2,095,682        0.1%
*   MarineMax, Inc.                                           127,066   2,415,525        0.1%
    Marriott Vacations Worldwide Corp.                         74,744   4,681,964        0.1%
*   McClatchy Co. (The) Class A                               106,239     117,925        0.0%
#   MDC Holdings, Inc.                                        130,909   3,221,671        0.1%
#*  Media General, Inc.                                       109,358   1,895,174        0.1%
#   Meredith Corp.                                             62,836   3,224,115        0.1%
*   Meritage Homes Corp.                                       93,172   3,170,643        0.1%
*   Modine Manufacturing Co.                                  147,459   1,594,032        0.1%
*   Monarch Casino & Resort, Inc.                               8,637     164,103        0.0%
#*  Motorcar Parts of America, Inc.                            56,988   1,827,605        0.1%
#   Movado Group, Inc.                                        105,959   2,989,103        0.1%
*   MSG Networks, Inc. Class A                                 60,153   1,028,015        0.0%
*   Murphy USA, Inc.                                           22,484   1,291,031        0.0%
    NACCO Industries, Inc. Class A                             24,983   1,486,988        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Nathan's Famous, Inc.                                         8,610 $   383,231        0.0%
*   Nautilus, Inc.                                               32,258     569,031        0.0%
#   New Media Investment Group, Inc.                              9,871     158,430        0.0%
*   New York & Co., Inc.                                        107,073     398,312        0.0%
#   New York Times Co. (The) Class A                            117,665   1,508,465        0.1%
*   Norwegian Cruise Line Holdings, Ltd.                          3,895     190,427        0.0%
*   Office Depot, Inc.                                        1,398,222   8,221,545        0.2%
    P&F Industries, Inc. Class A                                  1,423      13,419        0.0%
#   Penske Automotive Group, Inc.                               236,131   9,239,806        0.3%
*   Perfumania Holdings, Inc.                                    27,270      76,356        0.0%
*   Perry Ellis International, Inc.                              81,166   1,546,212        0.1%
*   Pinnacle Entertainment, Inc.                                 45,175     498,732        0.0%
    PulteGroup, Inc.                                          1,015,099  18,667,671        0.5%
    PVH Corp.                                                    16,256   1,554,074        0.1%
#*  Radio One, Inc. Class D                                      33,283      73,555        0.0%
    RCI Hospitality Holdings, Inc.                               40,210     412,153        0.0%
*   Reading International, Inc. Class A                           7,185      93,189        0.0%
*   Reading International, Inc. Class B                           6,238     122,234        0.0%
*   Red Lion Hotels Corp.                                        85,876     678,420        0.0%
*   Red Robin Gourmet Burgers, Inc.                              59,273   3,844,447        0.1%
*   Regis Corp.                                                 117,902   1,611,720        0.1%
    Rent-A-Center, Inc.                                         152,726   2,245,072        0.1%
    Rocky Brands, Inc.                                           18,704     225,383        0.0%
*   Ruby Tuesday, Inc.                                          156,506     688,626        0.0%
    Saga Communications, Inc. Class A                            34,254   1,440,381        0.0%
    Salem Media Group, Inc.                                      50,625     393,356        0.0%
#   Scholastic Corp.                                            140,916   5,126,524        0.2%
*   Sequential Brands Group, Inc.                                   612       3,397        0.0%
    Service Corp. International                                 469,211  12,513,857        0.4%
*   Shiloh Industries, Inc.                                     148,748     959,425        0.0%
    Shoe Carnival, Inc.                                         115,172   2,951,858        0.1%
#*  Shutterfly, Inc.                                             32,765   1,506,535        0.1%
*   Sizmek, Inc.                                                 63,517     168,320        0.0%
#*  Skechers U.S.A., Inc. Class A                               324,840  10,735,962        0.3%
*   Skullcandy, Inc.                                             17,653      60,197        0.0%
*   Skyline Corp.                                                25,426     230,105        0.0%
#   Sonic Automotive, Inc. Class A                               68,762   1,289,975        0.0%
*   Spanish Broadcasting System, Inc. Class A                     4,503      16,616        0.0%
    Spartan Motors, Inc.                                         92,329     448,719        0.0%
    Speedway Motorsports, Inc.                                  190,035   3,329,413        0.1%
#   Stage Stores, Inc.                                           79,888     587,976        0.0%
    Standard Motor Products, Inc.                               123,563   4,387,722        0.1%
*   Stanley Furniture Co., Inc.                                  55,124     141,117        0.0%
    Stein Mart, Inc.                                             38,692     280,130        0.0%
*   Stoneridge, Inc.                                             67,036     955,933        0.0%
#   Strattec Security Corp.                                      16,028     847,881        0.0%
    Superior Industries International, Inc.                     138,538   3,618,613        0.1%
    Superior Uniform Group, Inc.                                 78,672   1,496,341        0.0%
*   Sypris Solutions, Inc.                                       21,009      23,950        0.0%
#   Tailored Brands, Inc.                                       150,581   2,623,121        0.1%
*   Tandy Leather Factory, Inc.                                  44,974     317,067        0.0%
    TEGNA, Inc.                                                 412,001   9,624,343        0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Consumer Discretionary -- (Continued)
*   Tilly's, Inc. Class A                                         4,562 $     28,695        0.0%
    Time, Inc.                                                  140,311    2,062,572        0.1%
*   Toll Brothers, Inc.                                         533,730   14,570,829        0.4%
*   TopBuild Corp.                                               20,432      637,887        0.0%
*   Trans World Entertainment Corp.                              62,666      243,144        0.0%
*   TRI Pointe Group, Inc.                                      108,573    1,259,447        0.0%
#*  Tuesday Morning Corp.                                       189,888    1,648,228        0.1%
*   UCP, Inc. Class A                                            16,426      127,137        0.0%
*   Unifi, Inc.                                                  94,608    2,437,102        0.1%
*   Universal Electronics, Inc.                                  25,611    1,700,827        0.1%
    Universal Technical Institute, Inc.                           5,631       22,242        0.0%
    Vail Resorts, Inc.                                           32,200    4,174,408        0.1%
#*  Vera Bradley, Inc.                                           37,110      650,909        0.0%
*   Vista Outdoor, Inc.                                          38,155    1,830,677        0.1%
#   Visteon Corp.                                                18,219    1,451,508        0.0%
#*  Vitamin Shoppe, Inc.                                         51,372    1,406,052        0.0%
*   VOXX International Corp.                                     54,800      246,052        0.0%
*   WCI Communities, Inc.                                        20,464      327,015        0.0%
    Wendy's Co. (The)                                         1,383,503   15,024,843        0.4%
#*  West Marine, Inc.                                            89,263      894,415        0.0%
#   Weyco Group, Inc.                                            11,936      334,685        0.0%
#*  William Lyon Homes Class A                                   16,669      235,033        0.0%
    Winnebago Industries, Inc.                                   15,923      344,574        0.0%
*   Zagg, Inc.                                                   34,572      276,922        0.0%
*   Zumiez, Inc.                                                  6,109      102,509        0.0%
                                                                        ------------       ----
Total Consumer Discretionary                                             502,948,701       13.9%
                                                                        ------------       ----
Consumer Staples -- (3.6%)
    Alico, Inc.                                                   8,414      243,249        0.0%
*   Alliance One International, Inc.                             18,920      482,649        0.0%
#   Andersons, Inc. (The)                                       126,005    4,222,428        0.1%
*   Bridgford Foods Corp.                                         2,376       29,082        0.0%
#   Cal-Maine Foods, Inc.                                         6,788      344,559        0.0%
#   Casey's General Stores, Inc.                                 17,471    1,956,752        0.1%
*   CCA Industries, Inc.                                          9,592       31,941        0.0%
*   Central Garden & Pet Co.                                     62,061    1,009,732        0.0%
*   Central Garden & Pet Co. Class A                            176,558    2,876,130        0.1%
#*  Chefs' Warehouse, Inc. (The)                                 16,660      321,038        0.0%
#   Coca-Cola Bottling Co. Consolidated                           5,966      950,801        0.0%
#*  Craft Brew Alliance, Inc.                                    90,069      767,388        0.0%
*   Darling Ingredients, Inc.                                   187,884    2,722,439        0.1%
#   Dean Foods Co.                                              194,442    3,350,236        0.1%
    Edgewell Personal Care Co.                                   12,003      985,086        0.0%
    Energizer Holdings, Inc.                                     12,003      522,010        0.0%
*   Farmer Brothers Co.                                          48,759    1,473,009        0.0%
#   Fresh Del Monte Produce, Inc.                               253,809   10,979,777        0.3%
    Golden Enterprises, Inc.                                     27,634      158,343        0.0%
#*  Hain Celestial Group, Inc. (The)                            181,064    7,579,339        0.2%
    Ingles Markets, Inc. Class A                                 64,005    2,308,660        0.1%
    Ingredion, Inc.                                             176,275   20,287,490        0.6%
#   Inter Parfums, Inc.                                          20,887      639,560        0.0%
    J&J Snack Foods Corp.                                           800       80,904        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
#   John B Sanfilippo & Son, Inc.                              47,866 $  2,648,426        0.1%
*   Landec Corp.                                              114,200    1,284,750        0.0%
#   Limoneira Co.                                                 500        8,945        0.0%
*   Mannatech, Inc.                                             8,479      176,702        0.0%
#   MGP Ingredients, Inc.                                      61,449    1,623,483        0.1%
*   Natural Alternatives International, Inc.                   10,297      108,221        0.0%
*   Nutraceutical International Corp.                          63,201    1,490,912        0.0%
    Oil-Dri Corp. of America                                   28,763      959,534        0.0%
*   Omega Protein Corp.                                       123,884    2,303,004        0.1%
#   Orchids Paper Products Co.                                 18,908      579,908        0.0%
    Pinnacle Foods, Inc.                                      227,198    9,676,363        0.3%
*   Post Holdings, Inc.                                       210,453   15,118,944        0.4%
*   Primo Water Corp.                                           1,862       20,482        0.0%
    Sanderson Farms, Inc.                                      45,028    4,130,869        0.1%
*   Seaboard Corp.                                              2,639    7,924,917        0.2%
*   Seneca Foods Corp. Class A                                 30,926    1,007,878        0.0%
*   Seneca Foods Corp. Class B                                  1,786       58,992        0.0%
*   Smart & Final Stores, Inc.                                  2,078       33,082        0.0%
    Snyder's-Lance, Inc.                                       36,206    1,157,506        0.0%
    SpartanNash Co.                                           230,863    6,394,905        0.2%
#   Spectrum Brands Holdings, Inc.                             55,368    6,289,805        0.2%
#*  TreeHouse Foods, Inc.                                      45,157    3,991,879        0.1%
#*  United Natural Foods, Inc.                                 50,651    1,806,721        0.1%
#   Universal Corp.                                           108,949    5,943,168        0.2%
    Village Super Market, Inc. Class A                         11,652      284,309        0.0%
    Weis Markets, Inc.                                         47,949    2,182,638        0.1%
                                                                      ------------        ---
Total Consumer Staples                                                 141,528,945        3.9%
                                                                      ------------        ---
Energy -- (5.0%)
    Adams Resources & Energy, Inc.                             23,737      955,414        0.0%
#   Alon USA Energy, Inc.                                     159,753    1,677,406        0.0%
*   Antero Resources Corp.                                     63,527    1,797,814        0.1%
    Archrock, Inc.                                            135,270    1,332,409        0.0%
*   Barnwell Industries, Inc.                                  24,887       42,308        0.0%
#*  Bonanza Creek Energy, Inc.                                    129          501        0.0%
#   Bristow Group, Inc.                                       117,000    2,681,640        0.1%
*   Callon Petroleum Co.                                      199,113    2,092,678        0.1%
#*  Clayton Williams Energy, Inc.                              12,465      225,990        0.0%
#*  Cobalt International Energy, Inc.                          86,849      280,522        0.0%
*   Contango Oil & Gas Co.                                     31,026      390,307        0.0%
#   CVR Energy, Inc.                                           55,336    1,343,558        0.0%
*   Dawson Geophysical Co.                                     46,928      241,210        0.0%
    Delek US Holdings, Inc.                                   148,191    2,354,755        0.1%
    DHT Holdings, Inc.                                        267,508    1,535,496        0.0%
#   Diamond Offshore Drilling, Inc.                           291,470    7,071,062        0.2%
#*  Dorian LPG, Ltd.                                           29,930      304,089        0.0%
*   Earthstone Energy, Inc.                                       696        9,612        0.0%
#   EnLink Midstream LLC                                      137,887    1,975,921        0.1%
*   Era Group, Inc.                                            74,042      705,620        0.0%
*   Exterran Corp.                                            134,036    2,050,751        0.1%
*   FMC Technologies, Inc.                                    350,011   10,671,835        0.3%
#*  Forum Energy Technologies, Inc.                           178,097    2,981,344        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
    GasLog, Ltd.                                                  559 $     7,161        0.0%
#   Green Plains, Inc.                                        135,748   2,457,039        0.1%
    Gulf Island Fabrication, Inc.                              36,345     272,951        0.0%
*   Gulfmark Offshore, Inc. Class A                            40,870     277,099        0.0%
#*  Harvest Natural Resources, Inc.                            33,197      18,922        0.0%
*   Helix Energy Solutions Group, Inc.                        244,579   2,110,717        0.1%
#   Helmerich & Payne, Inc.                                   294,372  19,463,877        0.5%
    HollyFrontier Corp.                                       198,014   7,049,298        0.2%
#*  Hornbeck Offshore Services, Inc.                           76,861     902,348        0.0%
#*  Kosmos Energy, Ltd.                                        62,184     402,952        0.0%
#*  Matador Resources Co.                                      19,665     423,781        0.0%
*   Matrix Service Co.                                         71,527   1,347,569        0.0%
*   McDermott International, Inc.                              19,911      90,396        0.0%
*   Mitcham Industries, Inc.                                   40,012     148,845        0.0%
    Nabors Industries, Ltd.                                   645,847   6,329,301        0.2%
*   Natural Gas Services Group, Inc.                           67,821   1,559,205        0.0%
*   Newfield Exploration Co.                                   23,578     854,703        0.0%
*   Newpark Resources, Inc.                                   350,695   1,637,746        0.0%
#   Noble Corp. P.L.C.                                        422,757   4,747,561        0.1%
#   Oceaneering International, Inc.                           112,370   4,118,360        0.1%
#*  Oil States International, Inc.                             57,389   1,987,955        0.1%
    Overseas Shipholding Group, Inc. Class A                      545       1,106        0.0%
#   Panhandle Oil and Gas, Inc. Class A                           700      13,223        0.0%
*   Parker Drilling Co.                                       316,257     967,746        0.0%
#   Patterson-UTI Energy, Inc.                                430,681   8,505,950        0.2%
    PBF Energy, Inc. Class A                                  200,273   6,444,785        0.2%
#*  PDC Energy, Inc.                                          112,618   7,071,284        0.2%
*   PHI, Inc. Non-voting                                       50,059   1,122,323        0.0%
*   PHI, Inc. Voting                                              787      16,464        0.0%
*   Pioneer Energy Services Corp.                             108,957     338,856        0.0%
    QEP Resources, Inc.                                        96,212   1,725,081        0.1%
#   Range Resources Corp.                                     181,917   8,024,359        0.2%
#*  Renewable Energy Group, Inc.                              141,361   1,374,029        0.0%
#*  REX American Resources Corp.                               43,724   2,377,274        0.1%
*   Rice Energy, Inc.                                         133,610   2,312,789        0.1%
*   Ring Energy, Inc.                                           3,150      22,680        0.0%
#   Rowan Cos. P.L.C. Class A                                 307,449   5,783,116        0.2%
#   RPC, Inc.                                                  25,233     381,523        0.0%
#*  RSP Permian, Inc.                                         214,217   6,557,182        0.2%
    Scorpio Tankers, Inc.                                     440,217   2,755,758        0.1%
#*  SEACOR Holdings, Inc.                                      69,960   4,111,549        0.1%
    SemGroup Corp. Class A                                     53,820   1,650,121        0.0%
#   Ship Finance International, Ltd.                           53,723     814,978        0.0%
#   SM Energy Co.                                              33,338   1,038,812        0.0%
    Superior Energy Services, Inc.                            382,265   6,444,988        0.2%
#*  Synergy Resources Corp.                                    72,929     526,547        0.0%
#   Teekay Tankers, Ltd. Class A                              164,524     648,225        0.0%
    Tesco Corp.                                                95,538     903,789        0.0%
    Tesoro Corp.                                               68,302   5,442,986        0.2%
*   TETRA Technologies, Inc.                                  250,189   1,801,361        0.1%
#   Transocean, Ltd.                                          543,594   6,023,022        0.2%
*   Unit Corp.                                                 15,480     195,977        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Energy -- (Continued)
#*  Uranium Resources, Inc.                                     5,807 $     11,382        0.0%
#*  Weatherford International P.L.C.                          232,430    1,889,656        0.1%
    Western Refining, Inc.                                    228,917    6,125,819        0.2%
#*  Whiting Petroleum Corp.                                   271,638    3,259,656        0.1%
*   Willbros Group, Inc.                                       72,669      232,541        0.0%
    World Fuel Services Corp.                                   5,085      237,622        0.0%
#*  WPX Energy, Inc.                                          352,629    3,406,396        0.1%
                                                                      ------------        ---
Total Energy                                                           199,490,983        5.5%
                                                                      ------------        ---
Financials -- (24.4%)
*   1st Constitution Bancorp                                      865       10,847        0.0%
    1st Source Corp.                                          215,804    7,432,290        0.2%
#   Access National Corp.                                      12,288      241,582        0.0%
    Alexander & Baldwin, Inc.                                 199,071    7,612,475        0.2%
*   Alleghany Corp.                                            19,620   10,227,514        0.3%
    Allied World Assurance Co. Holdings AG                    454,224   16,161,290        0.5%
#*  Ambac Financial Group, Inc.                                58,669      952,198        0.0%
#   American Equity Investment Life Holding Co.               318,969    4,465,566        0.1%
    American Financial Group, Inc.                            370,385   25,597,307        0.7%
*   American Independence Corp.                                 4,603      100,391        0.0%
    American National Bankshares, Inc.                         15,485      413,914        0.0%
    American National Insurance Co.                            41,466    4,815,032        0.1%
*   American River Bankshares                                   8,728       88,327        0.0%
    Ameris Bancorp                                             72,601    2,279,671        0.1%
    AMERISAFE, Inc.                                            88,937    4,791,926        0.1%
    AmeriServ Financial, Inc.                                 175,476      540,466        0.0%
#*  Arch Capital Group, Ltd.                                  119,597    8,430,393        0.2%
    Argo Group International Holdings, Ltd.                   171,838    9,445,935        0.3%
#   Arrow Financial Corp.                                       1,177       33,144        0.0%
    Aspen Insurance Holdings, Ltd.                            254,728   11,806,643        0.3%
    Associated Banc-Corp                                      400,156    7,298,845        0.2%
    Assurant, Inc.                                            319,133   26,989,078        0.8%
#   Assured Guaranty, Ltd.                                    446,031   11,538,822        0.3%
*   Asta Funding, Inc.                                         54,947      550,019        0.0%
    Astoria Financial Corp.                                   315,078    4,738,773        0.1%
    Atlantic American Corp.                                     9,523       38,949        0.0%
*   Atlantic Coast Financial Corp.                              6,282       40,330        0.0%
*   Atlanticus Holdings Corp.                                  57,981      175,103        0.0%
    Auburn National Bancorporation, Inc.                          513       14,108        0.0%
#*  AV Homes, Inc.                                             32,260      370,990        0.0%
    Axis Capital Holdings, Ltd.                               302,382   16,107,889        0.5%
    Baldwin & Lyons, Inc. Class A                                 276        6,500        0.0%
    Baldwin & Lyons, Inc. Class B                              58,678    1,434,090        0.1%
#   Banc of California, Inc.                                   42,776      870,492        0.0%
    BancFirst Corp.                                             5,568      347,276        0.0%
    Bancorp of New Jersey, Inc.                                   541        6,357        0.0%
*   Bancorp, Inc. (The)                                        86,980      493,177        0.0%
    BancorpSouth, Inc.                                        287,709    6,758,284        0.2%
    Bank Mutual Corp.                                         143,472    1,159,254        0.0%
    Bank of Commerce Holdings                                   3,841       24,121        0.0%
#   Bank of Marin Bancorp                                         395       19,363        0.0%
#   Bank of the Ozarks, Inc.                                    3,330      137,529        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    BankFinancial Corp.                                          71,593 $   884,889        0.0%
    Banner Corp.                                                 41,826   1,789,316        0.1%
#   Bar Harbor Bankshares                                        20,276     703,577        0.0%
    BB&T Corp.                                                   28,039     992,020        0.0%
    BBCN Bancorp, Inc.                                          228,109   3,563,063        0.1%
*   BBX Capital Corp. Class A                                       329       5,073        0.0%
    BCB Bancorp, Inc.                                             6,576      66,549        0.0%
    Bear State Financial, Inc.                                    9,438      92,870        0.0%
*   Beneficial Bancorp, Inc.                                     74,099   1,029,235        0.0%
    Berkshire Bancorp, Inc.                                       2,534      19,651        0.0%
    Berkshire Hills Bancorp, Inc.                               135,562   3,679,153        0.1%
    BNC Bancorp                                                   1,303      29,135        0.0%
#*  BofI Holding, Inc.                                          227,512   4,634,419        0.1%
#   BOK Financial Corp.                                         103,481   6,227,487        0.2%
    Boston Private Financial Holdings, Inc.                     254,553   3,110,638        0.1%
#   Bridge Bancorp, Inc.                                          1,743      53,057        0.0%
    Brookline Bancorp, Inc.                                     208,294   2,370,386        0.1%
#   Bryn Mawr Bank Corp.                                         25,579     726,955        0.0%
    C&F Financial Corp.                                           4,020     156,740        0.0%
    Calamos Asset Management, Inc. Class A                       27,968     230,456        0.0%
    California First National Bancorp                            17,918     264,649        0.0%
    Camden National Corp.                                        24,991   1,087,358        0.0%
    Cape Bancorp, Inc.                                           10,245     149,475        0.0%
    Capital Bank Financial Corp. Class A                         36,106   1,091,484        0.0%
    Capital City Bank Group, Inc.                                37,417     554,520        0.0%
    Capitol Federal Financial, Inc.                             322,261   4,282,849        0.1%
    Cardinal Financial Corp.                                    123,698   2,737,437        0.1%
*   Cascade Bancorp                                             141,007     853,092        0.0%
    Cash America International, Inc.                            124,596   4,605,068        0.1%
    Cathay General Bancorp                                      299,120   9,129,142        0.3%
    CenterState Banks, Inc.                                      57,739     940,568        0.0%
    Central Pacific Financial Corp.                              36,051     841,430        0.0%
#   Century Bancorp, Inc. Class A                                 3,160     134,300        0.0%
    Charter Financial Corp.                                       1,865      23,368        0.0%
    Chemical Financial Corp.                                     88,489   3,403,287        0.1%
    Chicopee Bancorp, Inc.                                        8,359     151,967        0.0%
#   Cincinnati Financial Corp.                                   93,979   6,203,554        0.2%
#   Citizens & Northern Corp.                                     1,100      22,209        0.0%
    Citizens Community Bancorp, Inc.                             29,400     269,598        0.0%
    Citizens Holding Co.                                          1,122      24,819        0.0%
#*  Citizens, Inc.                                              167,031   1,361,303        0.0%
#   City Holding Co.                                             11,082     544,348        0.0%
#   Clifton Bancorp, Inc.                                        19,731     293,597        0.0%
#   CNB Financial Corp.                                           2,957      52,901        0.0%
    CNO Financial Group, Inc.                                 1,201,584  22,073,098        0.6%
    CoBiz Financial, Inc.                                       131,357   1,590,733        0.1%
    Codorus Valley Bancorp, Inc.                                  5,572     116,678        0.0%
*   Colony Bankcorp, Inc.                                         4,653      45,088        0.0%
    Columbia Banking System, Inc.                               132,409   3,904,741        0.1%
    Commercial National Financial Corp.                             959      20,139        0.0%
    Community Bank System, Inc.                                 106,431   4,211,475        0.1%
    Community Trust Bancorp, Inc.                                36,430   1,306,744        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Community West Bancshares                                  16,252 $   117,990        0.0%
    ConnectOne Bancorp, Inc.                                   44,038     757,894        0.0%
#   Consolidated-Tomoka Land Co.                                3,222     158,845        0.0%
*   Consumer Portfolio Services, Inc.                          85,246     336,722        0.0%
#*  Cowen Group, Inc. Class A                                 236,383     823,795        0.0%
*   Customers Bancorp, Inc.                                    21,508     558,778        0.0%
#   CVB Financial Corp.                                       102,503   1,761,002        0.1%
    Dime Community Bancshares, Inc.                            76,571   1,386,701        0.0%
    Donegal Group, Inc. Class A                                69,213   1,059,651        0.0%
    Donegal Group, Inc. Class B                                 6,424      94,079        0.0%
*   E*TRADE Financial Corp.                                   290,073   7,304,038        0.2%
*   Eagle Bancorp, Inc.                                           585      29,659        0.0%
    East West Bancorp, Inc.                                       850      31,866        0.0%
    Eastern Virginia Bankshares, Inc.                           9,379      65,841        0.0%
    EMC Insurance Group, Inc.                                 206,253   5,457,454        0.2%
#*  Emergent Capital, Inc.                                      4,306      18,860        0.0%
    Employers Holdings, Inc.                                   70,727   2,100,592        0.1%
#*  Encore Capital Group, Inc.                                 80,657   2,270,495        0.1%
    Endurance Specialty Holdings, Ltd.                        348,737  22,312,193        0.6%
#*  Enova International, Inc.                                  18,900     166,509        0.0%
#*  Enstar Group, Ltd.                                          3,117     493,857        0.0%
#   Enterprise Bancorp, Inc.                                    7,556     182,326        0.0%
    Enterprise Financial Services Corp.                        36,742   1,005,629        0.0%
    ESSA Bancorp, Inc.                                         21,306     288,696        0.0%
    Evans Bancorp, Inc.                                         8,434     205,790        0.0%
#   EverBank Financial Corp.                                  127,748   1,926,440        0.1%
    Everest Re Group, Ltd.                                     51,102   9,448,760        0.3%
*   Ezcorp, Inc. Class A                                       18,849      93,303        0.0%
#   Farmers Capital Bank Corp.                                  6,260     175,969        0.0%
    FBL Financial Group, Inc. Class A                         126,005   7,619,522        0.2%
*   FCB Financial Holdings, Inc. Class A                        8,352     291,902        0.0%
    Federal Agricultural Mortgage Corp. Class A                 2,471      94,812        0.0%
    Federal Agricultural Mortgage Corp. Class C                43,772   1,780,645        0.1%
    Federated National Holding Co.                             55,257   1,052,646        0.0%
#   Fidelity & Guaranty Life                                    4,011     106,051        0.0%
    Fidelity Southern Corp.                                    33,265     537,562        0.0%
    Financial Institutions, Inc.                               25,514     714,392        0.0%
*   First Acceptance Corp.                                     99,796     173,645        0.0%
    First American Financial Corp.                            291,331  10,493,743        0.3%
*   First BanCorp(318672706)                                  126,207     492,207        0.0%
    First Bancorp(318910106)                                   68,195   1,391,178        0.0%
#   First Bancorp, Inc.                                        18,788     372,942        0.0%
    First Bancshares, Inc. (The)                                  271       4,444        0.0%
    First Busey Corp.                                          36,061     737,087        0.0%
#   First Business Financial Services, Inc.                     4,588     116,122        0.0%
    First Citizens BancShares, Inc. Class A                    20,291   5,174,205        0.2%
    First Commonwealth Financial Corp.                        285,908   2,624,635        0.1%
    First Community Bancshares, Inc.                           39,339     818,645        0.0%
    First Connecticut Bancorp., Inc.                            4,583      78,965        0.0%
    First Defiance Financial Corp.                             36,856   1,458,760        0.1%
    First Federal of Northern Michigan Bancorp, Inc.            5,000      35,000        0.0%
    First Financial Bancorp                                   101,900   1,987,050        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Financials -- (Continued)
            First Financial Corp.                                      45,672 $ 1,618,159        0.1%
            First Financial Northwest, Inc.                           111,813   1,525,129        0.1%
#           First Horizon National Corp.                              119,916   1,688,417        0.1%
            First Interstate BancSystem, Inc. Class A                  45,545   1,234,269        0.0%
            First Merchants Corp.                                     167,935   4,307,533        0.1%
            First Midwest Bancorp, Inc.                               245,001   4,527,618        0.1%
*           First NBC Bank Holding Co.                                  5,983     130,070        0.0%
            First Niagara Financial Group, Inc.                        60,828     642,344        0.0%
(degrees)*  First Place Financial Corp.                               114,087          --        0.0%
            First South Bancorp, Inc.                                     967       8,316        0.0%
*           First United Corp.                                          3,679      41,315        0.0%
            FirstMerit Corp.                                          344,666   7,637,799        0.2%
*           Flagstar Bancorp, Inc.                                     69,300   1,640,331        0.1%
            Flushing Financial Corp.                                  119,416   2,382,349        0.1%
            FNB Corp.                                                 662,307   8,755,699        0.3%
            FNF Group                                                  91,432   2,916,681        0.1%
#*          FNFV Group                                                 30,474     328,205        0.0%
#*          Forestar Group, Inc.                                       83,068   1,121,418        0.0%
            Fox Chase Bancorp, Inc.                                    19,983     393,865        0.0%
*           FRP Holdings, Inc.                                         26,146     953,806        0.0%
#           Fulton Financial Corp.                                    556,538   7,785,967        0.2%
            Gain Capital Holdings, Inc.                                24,969     171,038        0.0%
            German American Bancorp, Inc.                              61,710   1,988,913        0.1%
#           Glacier Bancorp, Inc.                                     121,001   3,132,716        0.1%
*           Global Indemnity P.L.C.                                    60,021   1,887,660        0.1%
            Great Southern Bancorp, Inc.                               26,760   1,013,134        0.0%
#*          Green Dot Corp. Class A                                    92,430   2,054,719        0.1%
#*          Greenlight Capital Re, Ltd. Class A                        73,676   1,586,244        0.1%
            Griffin Industrial Realty, Inc.                             9,402     241,631        0.0%
            Guaranty Bancorp                                           37,974     623,533        0.0%
            Guaranty Federal Bancshares, Inc.                          14,051     228,329        0.0%
*           Hallmark Financial Services, Inc.                          88,569     999,944        0.0%
            Hancock Holding Co.                                       172,021   4,467,385        0.1%
            Hanmi Financial Corp.                                      68,731   1,589,061        0.1%
            Hanover Insurance Group, Inc. (The)                       140,426  12,042,934        0.3%
            Harleysville Savings Financial Corp.                        1,426      26,424        0.0%
            Hawthorn Bancshares, Inc.                                   9,493     142,395        0.0%
#           HCI Group, Inc.                                            30,002     898,860        0.0%
            Heartland Financial USA, Inc.                              12,140     406,811        0.0%
            Heritage Commerce Corp.                                    50,957     531,991        0.0%
            Heritage Financial Corp.                                   35,566     656,193        0.0%
            Heritage Insurance Holdings, Inc.                           7,793     103,569        0.0%
            HF Financial Corp.                                         12,333     247,893        0.0%
*           Hilltop Holdings, Inc.                                    271,731   5,396,578        0.2%
#           Hingham Institution for Savings                             1,253     160,371        0.0%
*           HMN Financial, Inc.                                        24,144     300,593        0.0%
#           Home Bancorp, Inc.                                          5,323     148,618        0.0%
*           HomeStreet, Inc.                                           30,831     664,408        0.0%
*           HomeTrust Bancshares, Inc.                                 13,464     249,757        0.0%
            HopFed Bancorp, Inc.                                       28,433     319,871        0.0%
            Horace Mann Educators Corp.                               251,498   7,821,588        0.2%
            Horizon Bancorp                                            10,929     266,668        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Huntington Bancshares, Inc.                                 1,986 $    19,979        0.0%
    Iberiabank Corp.                                          103,931   6,130,890        0.2%
    Independence Holding Co.                                   47,444     729,214        0.0%
    Independent Bank Corp.(453836108)                          68,698   3,230,867        0.1%
    Independent Bank Corp.(453838609)                          43,229     654,919        0.0%
    Independent Bank Group, Inc.                                3,030     110,898        0.0%
    Infinity Property & Casualty Corp.                         91,923   7,368,548        0.2%
#   Interactive Brokers Group, Inc. Class A                    52,493   1,994,734        0.1%
    International Bancshares Corp.                            174,188   4,561,984        0.1%
*   INTL. FCStone, Inc.                                        39,944   1,090,471        0.0%
#   Investment Technology Group, Inc.                          96,034   1,874,584        0.1%
#   Investors Bancorp, Inc.                                   635,379   7,338,627        0.2%
    Investors Title Co.                                         7,764     739,366        0.0%
#   Janus Capital Group, Inc.                                 430,097   6,279,416        0.2%
*   KCG Holdings, Inc. Class A                                 91,597   1,254,879        0.0%
    Kearny Financial Corp.                                      1,095      13,819        0.0%
#   Kemper Corp.                                              174,423   5,400,136        0.2%
    Kentucky First Federal Bancorp                                496       4,643        0.0%
    Kingstone Cos., Inc.                                        1,214      11,290        0.0%
*   Ladenburg Thalmann Financial Services, Inc.                17,957      48,125        0.0%
    Lake Shore Bancorp, Inc.                                    1,066      14,689        0.0%
    Lake Sunapee Bank Group                                    16,158     230,090        0.0%
    Lakeland Bancorp, Inc.                                    136,571   1,514,572        0.1%
    Lakeland Financial Corp.                                   22,403   1,059,438        0.0%
    Landmark Bancorp, Inc.                                      2,823      72,495        0.0%
    LegacyTexas Financial Group, Inc.                          46,776   1,153,496        0.0%
    Legg Mason, Inc.                                          349,011  11,206,743        0.3%
#*  LendingTree, Inc.                                           1,619     144,852        0.0%
#   Leucadia National Corp.                                    14,822     247,231        0.0%
    Macatawa Bank Corp.                                       101,517     691,331        0.0%
    Mackinac Financial Corp.                                   14,051     149,222        0.0%
*   Magyar Bancorp, Inc.                                        6,751      68,523        0.0%
#   Maiden Holdings, Ltd.                                     201,351   2,462,523        0.1%
    MainSource Financial Group, Inc.                          118,760   2,594,906        0.1%
*   Malvern Bancorp, Inc.                                         743      11,710        0.0%
*   Markel Corp.                                                2,511   2,257,665        0.1%
    Marlin Business Services Corp.                             61,664     912,011        0.0%
    MB Financial, Inc.                                        209,158   7,270,332        0.2%
#*  MBIA, Inc.                                                573,336   4,472,021        0.1%
    MBT Financial Corp.                                        54,563     480,154        0.0%
    Mercantile Bank Corp.                                      38,174     920,757        0.0%
    Merchants Bancshares, Inc.                                 13,907     423,329        0.0%
#   Mercury General Corp.                                      10,281     543,865        0.0%
    Meridian Bancorp, Inc.                                     87,527   1,279,645        0.0%
    Meta Financial Group, Inc.                                 10,537     522,846        0.0%
*   MGIC Investment Corp.                                     394,009   2,848,685        0.1%
    Mid Penn Bancorp, Inc.                                        262       4,074        0.0%
#   MidSouth Bancorp, Inc.                                     29,233     264,559        0.0%
#   MidWestOne Financial Group, Inc.                           16,967     481,184        0.0%
*   MSB Financial Corp.                                         3,419      44,823        0.0%
    MutualFirst Financial, Inc.                                17,676     464,879        0.0%
    Nasdaq, Inc.                                              101,383   6,256,345        0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    National Bank Holdings Corp. Class A                         43,765 $   874,862        0.0%
    National Interstate Corp.                                    48,648   1,497,872        0.1%
    National Security Group, Inc. (The)                             193       3,049        0.0%
    National Western Life Group, Inc. Class A                     5,667   1,228,039        0.0%
    Navient Corp.                                               318,596   4,355,207        0.1%
*   Navigators Group, Inc. (The)                                 76,756   6,340,813        0.2%
    NBT Bancorp, Inc.                                            39,335   1,114,754        0.0%
    Nelnet, Inc. Class A                                        109,310   4,581,182        0.1%
    New York Community Bancorp, Inc.                            504,283   7,579,373        0.2%
#*  NewStar Financial, Inc.                                     208,623   2,006,953        0.1%
*   Nicholas Financial, Inc.                                      7,550      80,181        0.0%
*   NMI Holdings, Inc. Class A                                   30,497     191,826        0.0%
    Northeast Bancorp                                               522       5,873        0.0%
    Northeast Community Bancorp, Inc.                            39,171     264,404        0.0%
#   Northfield Bancorp, Inc.                                    108,635   1,722,951        0.1%
    Northrim BanCorp, Inc.                                       24,258     625,856        0.0%
    Northwest Bancshares, Inc.                                  281,825   3,951,186        0.1%
#   Norwood Financial Corp.                                       2,565      73,667        0.0%
    Ocean Shore Holding Co.                                       5,467      97,641        0.0%
    OceanFirst Financial Corp.                                   34,409     670,287        0.0%
#*  Ocwen Financial Corp.                                        62,000     140,120        0.0%
    OFG Bancorp                                                 124,853   1,102,452        0.0%
    Ohio Valley Banc Corp.                                        1,614      35,347        0.0%
    Old Line Bancshares, Inc.                                     2,048      37,847        0.0%
    Old National Bancorp.                                       237,205   3,178,547        0.1%
    Old Republic International Corp.                            711,683  13,159,019        0.4%
    Old Second Bancorp, Inc.                                     44,785     320,661        0.0%
    OneBeacon Insurance Group, Ltd. Class A                      67,658     838,959        0.0%
#   Oppenheimer Holdings, Inc. Class A                           11,737     179,341        0.0%
    Opus Bank                                                     8,922     322,263        0.0%
#   Oritani Financial Corp.                                      88,209   1,528,662        0.1%
    Pacific Continental Corp.                                    29,261     487,488        0.0%
*   Pacific Mercantile Bancorp                                   52,859     396,971        0.0%
*   Pacific Premier Bancorp, Inc.                                17,590     409,143        0.0%
#   PacWest Bancorp                                             131,041   5,239,019        0.2%
    Park Sterling Corp.                                          90,477     660,482        0.0%
    Parke Bancorp, Inc.                                             700       9,793        0.0%
*   Patriot National Bancorp, Inc.                                  720      10,260        0.0%
#   Peapack Gladstone Financial Corp.                            27,286     522,254        0.0%
#   Penns Woods Bancorp, Inc.                                     1,635      68,049        0.0%
#   People's United Financial, Inc.                           1,007,507  15,616,358        0.4%
    Peoples Bancorp of North Carolina, Inc.                       4,643      89,656        0.0%
    Peoples Bancorp, Inc.                                        38,483     827,000        0.0%
    Peoples Financial Services Corp.                                341      13,442        0.0%
*   PHH Corp.                                                   125,196   1,606,265        0.1%
*   Phoenix Cos., Inc. (The)                                     26,303     973,474        0.0%
*   PICO Holdings, Inc.                                          55,800     554,094        0.0%
#   Pinnacle Financial Partners, Inc.                           146,960   7,226,023        0.2%
*   Piper Jaffray Cos.                                           42,749   1,783,061        0.1%
    Popular, Inc.                                                81,301   2,416,266        0.1%
    Preferred Bank                                               16,923     537,474        0.0%
    Premier Financial Bancorp, Inc.                              17,193     274,400        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#   Primerica, Inc.                                            72,216 $ 3,579,025        0.1%
    PrivateBancorp, Inc.                                      107,998   4,493,797        0.1%
    ProAssurance Corp.                                        100,392   4,791,710        0.1%
#   Prosperity Bancshares, Inc.                               171,485   9,049,263        0.3%
    Provident Financial Holdings, Inc.                         26,149     452,378        0.0%
    Provident Financial Services, Inc.                        227,791   4,551,264        0.1%
    Prudential Bancorp, Inc.                                      156       2,239        0.0%
    Pulaski Financial Corp.                                    44,928     726,486        0.0%
    QCR Holdings, Inc.                                          3,576      92,154        0.0%
    Radian Group, Inc.                                        439,207   5,617,458        0.2%
    RE/MAX Holdings, Inc. Class A                                 974      35,843        0.0%
*   Realogy Holdings Corp.                                     42,434   1,516,591        0.1%
*   Regional Management Corp.                                   7,019     115,954        0.0%
    Reinsurance Group of America, Inc.                        235,808  22,453,638        0.6%
#   RenaissanceRe Holdings, Ltd.                              133,011  14,752,250        0.4%
    Renasant Corp.                                            137,344   4,716,393        0.1%
    Republic Bancorp, Inc. Class A                             15,600     426,036        0.0%
*   Republic First Bancorp, Inc.                                4,394      20,432        0.0%
    Resource America, Inc. Class A                             83,534     527,935        0.0%
    Riverview Bancorp, Inc.                                    31,757     138,461        0.0%
#   RLI Corp.                                                  58,994   3,668,247        0.1%
*   Royal Bancshares of Pennsylvania, Inc. Class A              5,264      15,529        0.0%
#   S&T Bancorp, Inc.                                          85,632   2,198,173        0.1%
#*  Safeguard Scientifics, Inc.                                48,385     667,713        0.0%
#   Safety Insurance Group, Inc.                               70,391   3,984,835        0.1%
    Salisbury Bancorp, Inc.                                       490      15,680        0.0%
    Sandy Spring Bancorp, Inc.                                 95,300   2,724,627        0.1%
    SB Financial Group, Inc.                                    1,320      14,084        0.0%
*   Seacoast Banking Corp. of Florida                           7,978     129,403        0.0%
*   Security National Financial Corp. Class A                  10,210      50,233        0.0%
*   Select Bancorp, Inc.                                        6,103      49,984        0.0%
#   Selective Insurance Group, Inc.                           222,371   7,718,497        0.2%
    Shore Bancshares, Inc.                                      5,614      65,908        0.0%
    SI Financial Group, Inc.                                   19,230     267,682        0.0%
    Sierra Bancorp                                              8,712     153,418        0.0%
    Simmons First National Corp. Class A                      115,564   5,396,839        0.2%
*   SLM Corp.                                                  89,455     605,610        0.0%
    South State Corp.                                          64,356   4,503,633        0.1%
*   Southcoast Financial Corp.                                 19,116     260,742        0.0%
*   Southern First Bancshares, Inc.                            14,863     379,006        0.0%
    Southern Missouri Bancorp, Inc.                             2,162      53,553        0.0%
    Southern National Bancorp of Virginia, Inc.                 1,185      14,575        0.0%
#   Southside Bancshares, Inc.                                 50,734   1,481,940        0.1%
    Southwest Bancorp, Inc.                                    82,800   1,328,940        0.0%
#   Southwest Georgia Financial Corp.                             731      10,801        0.0%
#*  St Joe Co. (The)                                            3,839      64,687        0.0%
#   State Auto Financial Corp.                                156,245   3,204,585        0.1%
#   State Bank Financial Corp.                                 32,673     682,212        0.0%
#   Sterling Bancorp                                          326,020   5,327,167        0.2%
    Stewart Information Services Corp.                         63,392   2,207,309        0.1%
    Stock Yards Bancorp, Inc.                                     500      20,220        0.0%
*   Stratus Properties, Inc.                                   26,736     638,990        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#   Suffolk Bancorp                                            62,080 $ 1,489,299        0.1%
*   Sun Bancorp, Inc.                                          10,910     234,456        0.0%
    Sussex Bancorp                                              7,441     100,081        0.0%
    Synovus Financial Corp.                                   297,939   9,283,779        0.3%
    Talmer Bancorp, Inc. Class A                                3,607      69,976        0.0%
    TCF Financial Corp.                                       445,981   6,083,181        0.2%
    Territorial Bancorp, Inc.                                  11,999     314,734        0.0%
*   Texas Capital Bancshares, Inc.                             45,498   2,084,718        0.1%
    TheStreet, Inc.                                           138,699     152,569        0.0%
    Timberland Bancorp, Inc.                                   57,242     791,084        0.0%
    Tiptree Financial, Inc. Class A                           136,453     754,585        0.0%
#   Tompkins Financial Corp.                                   15,008     980,623        0.0%
#   Towne Bank                                                 56,914   1,195,194        0.0%
    Trico Bancshares                                           36,438     980,911        0.0%
*   Trinity Place Holdings, Inc.                               25,941     192,742        0.0%
#*  TriState Capital Holdings, Inc.                             7,982     106,640        0.0%
    TrustCo Bank Corp. NY                                     191,191   1,225,534        0.0%
#   Trustmark Corp.                                           153,167   3,754,123        0.1%
    UMB Financial Corp.                                        25,764   1,436,343        0.1%
#   Umpqua Holdings Corp.                                     651,496  10,313,182        0.3%
*   Unico American Corp.                                       35,600     400,500        0.0%
    Union Bankshares Corp.                                    200,632   5,298,691        0.2%
    United Bancshares, Inc.                                       590      10,738        0.0%
#   United Bankshares, Inc.                                   125,233   4,845,265        0.1%
    United Community Bancorp                                      870      12,728        0.0%
    United Community Banks, Inc.                               48,335     972,984        0.0%
    United Community Financial Corp.                          164,340     976,180        0.0%
    United Financial Bancorp, Inc.                            141,505   1,836,735        0.1%
    United Fire Group, Inc.                                   108,057   4,843,115        0.1%
    United Insurance Holdings Corp.                             1,995      32,538        0.0%
*   United Security Bancshares                                  1,623       8,732        0.0%
    Unity Bancorp, Inc.                                        24,614     289,461        0.0%
    Universal Insurance Holdings, Inc.                         49,436     870,568        0.0%
    Univest Corp. of Pennsylvania                              21,012     414,777        0.0%
    Validus Holdings, Ltd.                                    247,124  11,389,945        0.3%
#   Valley National Bancorp                                   366,711   3,469,086        0.1%
    VSB Bancorp, Inc.                                           1,262      15,485        0.0%
*   Walker & Dunlop, Inc.                                      80,900   1,783,845        0.1%
    Washington Federal, Inc.                                  326,323   7,926,386        0.2%
#   Washington Trust Bancorp, Inc.                             17,053     624,651        0.0%
#   Waterstone Financial, Inc.                                 25,778     361,408        0.0%
    Wayne Savings Bancshares, Inc.                              1,300      17,485        0.0%
#   Webster Financial Corp.                                   209,439   7,673,845        0.2%
    WesBanco, Inc.                                            204,893   6,583,212        0.2%
    West BanCorp, Inc.                                         90,568   1,689,093        0.1%
#   Westamerica Bancorporation                                    551      26,845        0.0%
*   Western Alliance Bancorp                                  109,770   4,015,387        0.1%
    Westfield Financial, Inc.                                 105,651     809,287        0.0%
    White Mountains Insurance Group, Ltd.                         875     726,250        0.0%
    Wilshire Bancorp, Inc.                                    178,254   1,919,796        0.1%
    Wintrust Financial Corp.                                  176,339   9,173,155        0.3%
#   WR Berkley Corp.                                          223,655  12,524,680        0.4%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
    WSFS Financial Corp.                                       26,152 $    892,829        0.0%
    WVS Financial Corp.                                         1,304       15,531        0.0%
#   Yadkin Financial Corp.                                     38,311      958,541        0.0%
#   Zions Bancorporation                                      632,535   17,407,363        0.5%
                                                                      ------------       ----
Total Financials                                                       972,102,511       26.8%
                                                                      ------------       ----
Health Care -- (5.4%)
    Aceto Corp.                                               162,117    3,636,284        0.1%
#*  Addus HomeCare Corp.                                       60,958    1,127,723        0.0%
#*  Air Methods Corp.                                          75,304    2,784,742        0.1%
#*  Albany Molecular Research, Inc.                           137,879    2,075,079        0.1%
*   Alere, Inc.                                               177,374    6,917,586        0.2%
*   Allied Healthcare Products, Inc.                           26,236       17,839        0.0%
*   Allscripts Healthcare Solutions, Inc.                      31,082      416,499        0.0%
*   Almost Family, Inc.                                        20,285      852,173        0.0%
#*  Amedisys, Inc.                                             97,525    5,021,562        0.1%
*   American Shared Hospital Services                           8,624       17,248        0.0%
#*  AMN Healthcare Services, Inc.                              66,419    2,358,539        0.1%
#*  Amphastar Pharmaceuticals, Inc.                             7,607       93,566        0.0%
*   Amsurg Corp.                                              150,495   12,187,085        0.3%
    Analogic Corp.                                             29,097    2,298,372        0.1%
*   AngioDynamics, Inc.                                        69,831      855,430        0.0%
*   Anika Therapeutics, Inc.                                   68,061    3,107,665        0.1%
*   Arrhythmia Research Technology, Inc.                        1,132        4,669        0.0%
*   Bio-Rad Laboratories, Inc. Class A                          5,100      723,435        0.0%
*   BioScrip, Inc.                                             32,576       86,001        0.0%
*   BioTelemetry, Inc.                                        104,382    1,641,929        0.1%
#*  Cambrex Corp.                                             148,767    7,176,520        0.2%
    Cantel Medical Corp.                                      141,289    9,464,950        0.3%
*   Capital Senior Living Corp.                               143,880    2,886,233        0.1%
    Catalyst Biosciences, Inc.                                    500          700        0.0%
*   Centene Corp.                                              21,670    1,342,673        0.0%
#*  Community Health Systems, Inc.                            243,969    4,654,928        0.1%
*   Concert Pharmaceuticals, Inc.                                 929       12,950        0.0%
    CONMED Corp.                                              176,339    7,303,961        0.2%
*   Cross Country Healthcare, Inc.                             12,458      154,853        0.0%
    CryoLife, Inc.                                             63,279      784,660        0.0%
#*  Cumberland Pharmaceuticals, Inc.                           70,966      337,088        0.0%
*   Cutera, Inc.                                               67,351      785,313        0.0%
#*  Cynosure, Inc. Class A                                     60,504    2,961,066        0.1%
    Digirad Corp.                                              50,370      293,657        0.0%
#*  Electromed, Inc.                                            5,381       24,699        0.0%
*   Emergent Biosolutions, Inc.                                99,751    3,842,408        0.1%
#   Ensign Group, Inc. (The)                                   12,114      273,292        0.0%
*   Enzo Biochem, Inc.                                         83,686      416,756        0.0%
*   Exactech, Inc.                                              9,921      225,604        0.0%
#*  ExamWorks Group, Inc.                                      14,415      519,661        0.0%
*   Five Star Quality Care, Inc.                              116,164      283,440        0.0%
*   Genesis Healthcare, Inc.                                   22,784       57,416        0.0%
*   Greatbatch, Inc.                                          126,414    4,399,207        0.1%
*   Haemonetics Corp.                                         119,415    3,872,628        0.1%
#*  Halyard Health, Inc.                                       78,726    2,216,924        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
*           Harvard Bioscience, Inc.                                  134,004 $   397,992        0.0%
*           HealthStream, Inc.                                          6,700     151,554        0.0%
*           Healthways, Inc.                                          115,255   1,342,721        0.0%
*           HMS Holdings Corp.                                        101,221   1,709,623        0.1%
*           Hologic, Inc.                                             192,158   6,454,587        0.2%
*           ICU Medical, Inc.                                           7,144     709,685        0.0%
#*          Idera Pharmaceuticals, Inc.                                28,380      47,111        0.0%
*           Impax Laboratories, Inc.                                   13,337     444,789        0.0%
#*          InfuSystems Holdings, Inc.                                  6,891      24,808        0.0%
*           Integra LifeSciences Holdings Corp.                        28,295   2,003,852        0.1%
            Invacare Corp.                                             96,196   1,081,243        0.0%
*           Iridex Corp.                                               10,837     124,084        0.0%
*           Juniper Pharmaceuticals, Inc.                               3,041      20,648        0.0%
            Kewaunee Scientific Corp.                                  10,051     169,259        0.0%
#           Kindred Healthcare, Inc.                                  205,085   3,027,055        0.1%
#*          Lannett Co., Inc.                                          82,573   1,583,750        0.1%
            LeMaitre Vascular, Inc.                                    56,472     936,306        0.0%
*           LHC Group, Inc.                                            39,082   1,576,568        0.0%
*           LifePoint Health, Inc.                                    217,249  14,677,342        0.4%
*           Magellan Health, Inc.                                      76,461   5,387,442        0.2%
(degrees)*  Medcath Corp.                                             116,120          --        0.0%
*           Medicines Co. (The)                                         9,328     331,983        0.0%
#*          MediciNova, Inc.                                           18,247     125,539        0.0%
*           Merit Medical Systems, Inc.                                59,691   1,208,743        0.0%
*           Misonix, Inc.                                              28,468     169,954        0.0%
#*          Molina Healthcare, Inc.                                   160,780   8,321,973        0.2%
            National HealthCare Corp.                                   5,522     355,893        0.0%
#*          Natus Medical, Inc.                                       114,130   3,637,323        0.1%
#*          NuVasive, Inc.                                             20,938   1,108,458        0.0%
*           Nuvectra Corp.                                             42,138     354,170        0.0%
*           Omnicell, Inc.                                            104,572   3,331,664        0.1%
*           OraSure Technologies, Inc.                                 47,329     339,822        0.0%
*           Orthofix International NV                                   7,277     318,441        0.0%
#           Owens & Minor, Inc.                                       172,145   6,264,357        0.2%
            PDL BioPharma, Inc.                                       109,859     414,168        0.0%
*           PharMerica Corp.                                          150,112   3,548,648        0.1%
#*          Prestige Brands Holdings, Inc.                            234,304  13,303,781        0.4%
#*          Providence Service Corp. (The)                             41,426   2,064,672        0.1%
*           Repligen Corp.                                             57,137   1,522,130        0.0%
#*          RTI Surgical, Inc.                                        145,737     581,491        0.0%
*           SciClone Pharmaceuticals, Inc.                            188,035   2,482,062        0.1%
*           SeaSpine Holdings Corp.                                     9,026     134,668        0.0%
            Select Medical Holdings Corp.                             187,249   2,505,392        0.1%
#*          Sorrento Therapeutics, Inc.                                26,050     178,703        0.0%
            Span-America Medical Systems, Inc.                         12,454     236,501        0.0%
#*          Stemline Therapeutics, Inc.                                 7,479      41,134        0.0%
#           STERIS P.L.C.                                               3,332     235,472        0.0%
*           Sucampo Pharmaceuticals, Inc. Class A                      36,738     396,036        0.0%
*           SurModics, Inc.                                            14,010     281,881        0.0%
*           Symmetry Surgical, Inc.                                    37,559     392,492        0.0%
#           Teleflex, Inc.                                             63,027   9,818,346        0.3%
*           Tenax Therapeutics, Inc.                                    2,650       7,261        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
#*  Tetraphase Pharmaceuticals, Inc.                           24,450 $    136,920        0.0%
#*  Triple-S Management Corp. Class B                          89,437    2,328,939        0.1%
    Universal American Corp.                                  351,038    2,611,723        0.1%
    Utah Medical Products, Inc.                                 1,047       70,044        0.0%
*   VCA, Inc.                                                  49,728    3,131,372        0.1%
*   WellCare Health Plans, Inc.                                11,235    1,011,038        0.0%
*   Wright Medical Group NV                                       600       11,268        0.0%
                                                                      ------------        ---
Total Health Care                                                      215,699,894        5.9%
                                                                      ------------        ---
Industrials -- (18.5%)
    AAR Corp.                                                 164,871    3,963,499        0.1%
    ABM Industries, Inc.                                      103,271    3,322,228        0.1%
    Acacia Research Corp.                                       8,485       40,898        0.0%
*   ACCO Brands Corp.                                         251,615    2,400,407        0.1%
    Acme United Corp.                                           2,645       44,674        0.0%
#   Actuant Corp. Class A                                     134,424    3,590,465        0.1%
    ADT Corp. (The)                                           400,539   16,814,627        0.5%
#*  AECOM                                                     498,373   16,192,139        0.5%
*   Aegion Corp.                                              121,114    2,571,250        0.1%
*   AeroCentury Corp.                                           9,844      105,429        0.0%
#*  Aerovironment, Inc.                                        91,834    2,652,166        0.1%
#   AGCO Corp.                                                252,212   13,485,776        0.4%
#   Air Lease Corp.                                           304,128    9,269,821        0.3%
*   Air Transport Services Group, Inc.                        233,206    3,285,873        0.1%
    Alamo Group, Inc.                                          66,141    3,732,998        0.1%
#   Alaska Air Group, Inc.                                    127,737    8,996,517        0.3%
    Albany International Corp. Class A                         68,838    2,773,483        0.1%
    Allied Motion Technologies, Inc.                            1,975       42,561        0.0%
    Altra Industrial Motion Corp.                             123,243    3,537,074        0.1%
    AMERCO                                                     71,726   25,247,552        0.7%
*   Ameresco, Inc. Class A                                      7,970       35,626        0.0%
#   American Railcar Industries, Inc.                         107,451    4,406,565        0.1%
#   American Science & Engineering, Inc.                        2,578       73,860        0.0%
*   American Woodmark Corp.                                    30,060    2,189,570        0.1%
*   AMREP Corp.                                                 8,943       39,796        0.0%
#   Apogee Enterprises, Inc.                                  131,315    5,441,694        0.2%
#   Applied Industrial Technologies, Inc.                     105,655    4,842,169        0.1%
*   ARC Document Solutions, Inc.                               88,494      364,595        0.0%
#   ArcBest Corp.                                              92,842    1,772,354        0.1%
    Argan, Inc.                                                28,003      957,143        0.0%
    Astec Industries, Inc.                                     51,717    2,503,103        0.1%
*   Atlas Air Worldwide Holdings, Inc.                         73,153    2,921,731        0.1%
*   Avalon Holdings Corp. Class A                              12,517       23,782        0.0%
#*  Avis Budget Group, Inc.                                   417,565   10,480,881        0.3%
    AZZ, Inc.                                                  12,191      669,530        0.0%
#*  Babcock & Wilcox Enterprises, Inc.                         18,920      432,322        0.0%
    Barnes Group, Inc.                                        128,043    4,160,117        0.1%
#   Barrett Business Services, Inc.                             9,363      290,347        0.0%
*   Beacon Roofing Supply, Inc.                                66,669    2,848,766        0.1%
*   BlueLinx Holdings, Inc.                                    19,637       13,157        0.0%
    Brady Corp. Class A                                        76,146    2,017,108        0.1%
#   Briggs & Stratton Corp.                                   151,729    3,212,103        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Brink's Co. (The)                                          20,203 $   683,670        0.0%
*   CAI International, Inc.                                    36,436     372,376        0.0%
*   CBIZ, Inc.                                                170,200   1,732,636        0.1%
    CDI Corp.                                                  75,419     539,246        0.0%
#   CECO Environmental Corp.                                   44,529     293,891        0.0%
    Celadon Group, Inc.                                        89,330     899,553        0.0%
*   Chart Industries, Inc.                                     24,294     625,328        0.0%
    Chicago Rivet & Machine Co.                                 1,983      48,425        0.0%
#   CIRCOR International, Inc.                                 59,669   3,368,315        0.1%
#*  Clean Harbors, Inc.                                       122,302   6,041,719        0.2%
*   Colfax Corp.                                               31,904   1,034,647        0.0%
    Columbus McKinnon Corp.                                    53,255     879,240        0.0%
    Comfort Systems USA, Inc.                                  56,473   1,665,389        0.1%
*   Commercial Vehicle Group, Inc.                              3,500       8,995        0.0%
    Compx International, Inc.                                   5,744      61,317        0.0%
*   Continental Building Products, Inc.                         4,141      81,205        0.0%
*   Continental Materials Corp.                                 1,419      21,044        0.0%
#   Copa Holdings SA Class A                                   49,438   3,151,672        0.1%
#   Covanta Holding Corp.                                     333,777   5,427,214        0.2%
*   Covenant Transportation Group, Inc. Class A                76,284   1,518,814        0.0%
*   CPI Aerostructures, Inc.                                   26,377     182,001        0.0%
*   CRA International, Inc.                                    29,637     643,123        0.0%
    Crane Co.                                                   9,638     535,584        0.0%
    Cubic Corp.                                                28,362   1,179,008        0.0%
    Curtiss-Wright Corp.                                      182,346  13,964,057        0.4%
*   DigitalGlobe, Inc.                                         96,457   2,137,487        0.1%
    Douglas Dynamics, Inc.                                     69,539   1,593,138        0.1%
*   Ducommun, Inc.                                             37,500     596,625        0.0%
#*  Dycom Industries, Inc.                                    161,441  11,397,735        0.3%
    Dynamic Materials Corp.                                    10,446     102,057        0.0%
    Eastern Co. (The)                                          34,260     572,485        0.0%
*   Echo Global Logistics, Inc.                                29,509     689,625        0.0%
    Ecology and Environment, Inc. Class A                       7,348      80,461        0.0%
    EMCOR Group, Inc.                                          20,058     972,412        0.0%
    Encore Wire Corp.                                         119,350   4,565,137        0.1%
*   Energy Recovery, Inc.                                      19,957     242,677        0.0%
    EnerSys                                                    88,934   5,191,078        0.1%
*   Engility Holdings, Inc.                                    25,320     498,044        0.0%
    Ennis, Inc.                                               132,806   2,595,029        0.1%
    EnPro Industries, Inc.                                     71,278   4,175,465        0.1%
    ESCO Technologies, Inc.                                    72,124   2,775,332        0.1%
#   Espey Manufacturing & Electronics Corp.                    13,355     327,197        0.0%
    Essendant, Inc.                                            53,442   1,645,479        0.1%
#*  Esterline Technologies Corp.                              115,400   7,923,364        0.2%
    Federal Signal Corp.                                      323,800   4,432,822        0.1%
#   Fluor Corp.                                               183,894  10,051,646        0.3%
    Forward Air Corp.                                             604      27,530        0.0%
*   Franklin Covey Co.                                         93,603   1,541,641        0.0%
    Franklin Electric Co., Inc.                                24,093     761,098        0.0%
    FreightCar America, Inc.                                   41,247     707,386        0.0%
#*  FTI Consulting, Inc.                                      144,771   5,834,271        0.2%
*   Fuel Tech, Inc.                                             5,945      10,225        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
    G&K Services, Inc. Class A                                   81,583 $ 5,763,839        0.2%
#   GATX Corp.                                                  210,036   9,649,054        0.3%
*   Gencor Industries, Inc.                                      32,703     471,904        0.0%
#   General Cable Corp.                                         123,904   1,937,859        0.1%
#*  Genesee & Wyoming, Inc. Class A                             134,150   8,734,506        0.2%
*   Gibraltar Industries, Inc.                                  148,815   3,936,157        0.1%
*   GP Strategies Corp.                                          88,223   2,059,125        0.1%
    Granite Construction, Inc.                                  151,342   6,748,340        0.2%
#*  Great Lakes Dredge & Dock Corp.                             186,302     851,400        0.0%
#   Greenbrier Cos., Inc. (The)                                 116,098   3,481,779        0.1%
#   Griffon Corp.                                               273,394   4,322,359        0.1%
    H&E Equipment Services, Inc.                                141,763   2,867,865        0.1%
    Hardinge, Inc.                                               43,420     564,460        0.0%
*   Hawaiian Holdings, Inc.                                     169,532   7,132,211        0.2%
    Heidrick & Struggles International, Inc.                     31,674     624,928        0.0%
*   Heritage-Crystal Clean, Inc.                                  3,997      41,569        0.0%
*   Hertz Global Holdings, Inc.                                  21,995     203,674        0.0%
#*  Hill International, Inc.                                     99,231     420,739        0.0%
    Houston Wire & Cable Co.                                     99,680     728,661        0.0%
*   Hub Group, Inc. Class A                                     110,401   4,252,646        0.1%
    Hudson Global, Inc.                                          55,855     144,664        0.0%
*   Hudson Technologies, Inc.                                    37,176     130,116        0.0%
    Hurco Cos., Inc.                                             31,863   1,031,724        0.0%
*   Huron Consulting Group, Inc.                                 50,303   2,797,350        0.1%
    Hyster-Yale Materials Handling, Inc.                         48,502   2,970,747        0.1%
*   ICF International, Inc.                                      52,264   2,057,634        0.1%
#*  InnerWorkings, Inc.                                          32,835     268,262        0.0%
*   Innovative Solutions & Support, Inc.                          5,621      15,570        0.0%
    Insteel Industries, Inc.                                     72,966   2,115,284        0.1%
*   Integrated Electrical Services, Inc.                          1,429      17,248        0.0%
#*  Intersections, Inc.                                          65,410     156,330        0.0%
    ITT Corp.                                                    75,158   2,883,812        0.1%
*   Jacobs Engineering Group, Inc.                              402,345  17,936,540        0.5%
*   JetBlue Airways Corp.                                     1,104,346  21,855,007        0.6%
    Kadant, Inc.                                                 64,437   3,051,092        0.1%
#   Kaman Corp.                                                  66,369   2,793,471        0.1%
    KAR Auction Services, Inc.                                   22,900     861,040        0.0%
    Kelly Services, Inc. Class A                                 94,419   1,772,245        0.1%
#   Kennametal, Inc.                                             68,587   1,603,564        0.1%
*   Key Technology, Inc.                                         13,376     119,715        0.0%
    Kforce, Inc.                                                  1,297      24,656        0.0%
    Kimball International, Inc. Class B                         137,692   1,602,735        0.1%
*   Kirby Corp.                                                 154,363   9,851,447        0.3%
*   KLX, Inc.                                                    40,697   1,372,303        0.0%
#   Knight Transportation, Inc.                                 184,173   4,893,477        0.1%
    Korn/Ferry International                                    143,145   3,884,955        0.1%
#*  Kratos Defense & Security Solutions, Inc.                    98,538     523,237        0.0%
*   Lawson Products, Inc.                                        30,477     597,044        0.0%
*   Layne Christensen Co.                                        40,147     356,907        0.0%
    LB Foster Co. Class A                                        22,726     447,248        0.0%
#*  LMI Aerospace, Inc.                                          48,967     430,420        0.0%
    LS Starrett Co. (The) Class A                                16,217     175,468        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    LSI Industries, Inc.                                      111,727 $ 1,413,347        0.0%
*   Lydall, Inc.                                              107,340   3,949,039        0.1%
    Macquarie Infrastructure Corp.                             44,402   3,125,457        0.1%
#   Manitowoc Co., Inc. (The)                                  91,030     518,871        0.0%
#*  Manitowoc Foodservice, Inc.                                91,030   1,366,360        0.0%
    ManpowerGroup, Inc.                                       107,691   8,295,438        0.2%
    Marten Transport, Ltd.                                    243,892   4,551,025        0.1%
*   MasTec, Inc.                                              203,655   4,614,822        0.1%
*   Mastech Holdings, Inc.                                        508       3,541        0.0%
    Matson, Inc.                                              196,521   7,640,736        0.2%
    Matthews International Corp. Class A                       83,515   4,396,230        0.1%
    McGrath RentCorp                                           67,921   1,655,914        0.1%
*   Mercury Systems, Inc.                                     106,909   2,247,227        0.1%
*   MFRI, Inc.                                                 43,520     303,770        0.0%
    Miller Industries, Inc.                                    59,589   1,266,862        0.0%
*   Mistras Group, Inc.                                        14,521     353,877        0.0%
#   Mobile Mini, Inc.                                         206,174   6,649,111        0.2%
*   Moog, Inc. Class A                                         53,446   2,611,372        0.1%
*   Moog, Inc. Class B                                          3,308     159,313        0.0%
*   MRC Global, Inc.                                          272,875   3,814,792        0.1%
    Mueller Industries, Inc.                                  155,571   4,909,821        0.1%
    Mueller Water Products, Inc. Class A                      318,498   3,423,853        0.1%
#   Multi-Color Corp.                                          36,176   2,164,410        0.1%
*   MYR Group, Inc.                                            70,256   1,792,231        0.1%
    National Presto Industries, Inc.                            1,658     144,561        0.0%
*   Navigant Consulting, Inc.                                 132,647   2,117,046        0.1%
*   NL Industries, Inc.                                        37,233     114,305        0.0%
#   NN, Inc.                                                  139,284   2,094,831        0.1%
#*  Northwest Pipe Co.                                         25,417     274,249        0.0%
*   On Assignment, Inc.                                       187,664   6,767,164        0.2%
    Orbital ATK, Inc.                                         102,899   8,952,213        0.3%
#*  Orion Energy Systems, Inc.                                  6,385       9,450        0.0%
*   Orion Marine Group, Inc.                                   28,928     168,940        0.0%
#   Oshkosh Corp.                                             196,089   9,578,948        0.3%
    Owens Corning                                             367,806  16,944,822        0.5%
*   PAM Transportation Services, Inc.                          28,702     709,226        0.0%
    Park-Ohio Holdings Corp.                                    1,185      30,158        0.0%
*   Patrick Industries, Inc.                                   10,855     497,702        0.0%
*   Patriot Transportation Holding, Inc.                        8,714     180,293        0.0%
    Powell Industries, Inc.                                    21,437     667,119        0.0%
*   PowerSecure International, Inc.                            77,807   1,456,547        0.0%
#   Preformed Line Products Co.                                17,821     747,947        0.0%
    Primoris Services Corp.                                    51,904   1,214,035        0.0%
    Providence and Worcester Railroad Co.                      13,495     214,570        0.0%
    Quad/Graphics, Inc.                                        92,412   1,159,771        0.0%
    Quanex Building Products Corp.                             72,602   1,367,822        0.0%
#*  Quanta Services, Inc.                                     463,650  10,997,778        0.3%
*   Radiant Logistics, Inc.                                     9,836      38,754        0.0%
#   Raven Industries, Inc.                                     43,156     694,380        0.0%
#*  RBC Bearings, Inc.                                            312      22,870        0.0%
    RCM Technologies, Inc.                                     92,190     483,076        0.0%
    Regal Beloit Corp.                                         93,570   6,027,779        0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Resources Connection, Inc.                                 90,085 $ 1,330,555        0.0%
*   Roadrunner Transportation Systems, Inc.                    38,057     449,834        0.0%
*   RPX Corp.                                                  48,545     537,879        0.0%
*   Rush Enterprises, Inc. Class A                            197,465   3,888,086        0.1%
*   Rush Enterprises, Inc. Class B                             51,902   1,009,494        0.0%
#   Ryder System, Inc.                                        233,530  16,094,888        0.4%
*   Saia, Inc.                                                134,141   3,879,358        0.1%
    Servotronics, Inc.                                          6,561      56,851        0.0%
*   SIFCO Industries, Inc.                                     14,049     149,903        0.0%
    Simpson Manufacturing Co., Inc.                            87,110   3,275,336        0.1%
    SkyWest, Inc.                                             240,109   5,642,561        0.2%
*   SL Industries, Inc.                                        12,775     510,744        0.0%
#*  Sparton Corp.                                              56,079   1,203,455        0.0%
#*  Spirit Airlines, Inc.                                      40,264   1,768,798        0.1%
#   SPX Corp.                                                  66,528   1,071,101        0.0%
    Standex International Corp.                                66,197   5,076,648        0.1%
    Steelcase, Inc. Class A                                   206,657   3,153,586        0.1%
*   Sterling Construction Co., Inc.                            50,246     263,289        0.0%
    Supreme Industries, Inc. Class A                           31,849     395,883        0.0%
#*  Swift Transportation Co.                                   76,473   1,270,981        0.0%
#   TAL International Group, Inc.                             110,498   1,889,516        0.1%
#*  Taylor Devices, Inc.                                          806      12,517        0.0%
*   Team, Inc.                                                 30,541     877,443        0.0%
*   Teledyne Technologies, Inc.                                 8,562     795,838        0.0%
    Terex Corp.                                               202,016   4,826,162        0.1%
    Tetra Tech, Inc.                                          133,950   3,938,130        0.1%
*   Thermon Group Holdings, Inc.                               50,491     946,201        0.0%
#   Titan International, Inc.                                  91,439     606,241        0.0%
#*  Titan Machinery, Inc.                                      52,582     683,566        0.0%
#*  TRC Cos., Inc.                                             75,917     649,850        0.0%
*   TriMas Corp.                                              127,420   2,306,302        0.1%
    Trinity Industries, Inc.                                  554,828  10,824,694        0.3%
#   Triumph Group, Inc.                                       104,943   3,796,838        0.1%
*   TrueBlue, Inc.                                             81,179   1,517,235        0.0%
*   Tutor Perini Corp.                                        142,444   2,253,464        0.1%
    Twin Disc, Inc.                                            43,496     576,322        0.0%
*   Ultralife Corp.                                            43,097     203,418        0.0%
    UniFirst Corp.                                             54,384   5,894,138        0.2%
*   United Rentals, Inc.                                      117,359   7,854,838        0.2%
    Universal Forest Products, Inc.                            87,386   6,698,137        0.2%
#   Universal Truckload Services, Inc.                         11,902     169,723        0.0%
    US Ecology, Inc.                                            2,197      98,931        0.0%
#*  USA Truck, Inc.                                            62,091   1,100,253        0.0%
#   Valmont Industries, Inc.                                   10,914   1,532,107        0.0%
*   Vectrus, Inc.                                               6,918     149,152        0.0%
#*  Veritiv Corp.                                               5,551     227,702        0.0%
*   Versar, Inc.                                                4,045      10,315        0.0%
    Viad Corp.                                                103,803   3,088,139        0.1%
*   Virco Manufacturing Corp.                                  23,168      74,138        0.0%
#*  Volt Information Sciences, Inc.                             1,400      10,514        0.0%
#   VSE Corp.                                                   3,840     238,234        0.0%
#*  Wabash National Corp.                                     177,054   2,523,019        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
#   Waste Connections, Inc.                                   266,793 $ 17,949,833        0.5%
    Watts Water Technologies, Inc. Class A                    112,276    6,272,860        0.2%
#   Werner Enterprises, Inc.                                  192,634    4,881,346        0.1%
#*  Wesco Aircraft Holdings, Inc.                              43,999      634,906        0.0%
#*  WESCO International, Inc.                                  24,950    1,466,810        0.0%
*   Willdan Group, Inc.                                        16,551      177,923        0.0%
#*  Willis Lease Finance Corp.                                 36,581      884,529        0.0%
#*  XPO Logistics, Inc.                                        35,301    1,063,972        0.0%
                                                                      ------------       ----
Total Industrials                                                      737,344,319       20.3%
                                                                      ------------       ----
Information Technology -- (11.8%)
*   Actua Corp.                                               277,212    2,627,970        0.1%
#*  Acxiom Corp.                                              142,843    3,138,261        0.1%
    ADTRAN, Inc.                                              105,033    2,029,238        0.1%
*   Advanced Energy Industries, Inc.                           74,513    2,410,496        0.1%
*   Agilysys, Inc.                                            115,206    1,230,400        0.0%
*   Alpha & Omega Semiconductor, Ltd.                          76,154      989,240        0.0%
    American Software, Inc. Class A                            19,941      182,261        0.0%
*   Amkor Technology, Inc.                                    199,556    1,139,465        0.0%
#*  Amtech Systems, Inc.                                       35,701      223,131        0.0%
*   Anixter International, Inc.                                 4,964      309,257        0.0%
*   ARRIS International P.L.C.                                246,582    5,614,672        0.2%
*   Arrow Electronics, Inc.                                   351,633   21,836,409        0.6%
    Astro-Med, Inc.                                            24,190      346,401        0.0%
*   Aviat Networks, Inc.                                       79,472       60,637        0.0%
    Avnet, Inc.                                               445,196   18,306,460        0.5%
    AVX Corp.                                                 137,099    1,812,449        0.1%
*   Aware, Inc.                                                46,523      194,001        0.0%
*   Axcelis Technologies, Inc.                                222,847      637,342        0.0%
*   AXT, Inc.                                                 143,483      368,751        0.0%
*   Bankrate, Inc.                                             51,561      471,268        0.0%
    Bel Fuse, Inc. Class A                                     10,414      162,979        0.0%
    Bel Fuse, Inc. Class B                                     28,964      482,540        0.0%
    Belden, Inc.                                                6,643      419,439        0.0%
*   Benchmark Electronics, Inc.                               204,163    3,964,845        0.1%
    Black Box Corp.                                            35,414      517,753        0.0%
*   Blucora, Inc.                                             156,597    1,254,342        0.0%
*   BroadVision, Inc.                                          17,483      113,814        0.0%
    Brocade Communications Systems, Inc.                      627,030    6,025,758        0.2%
    Brooks Automation, Inc.                                   166,834    1,578,250        0.1%
*   BSQUARE Corp.                                              35,785      222,941        0.0%
    Cabot Microelectronics Corp.                                  671       28,108        0.0%
*   CACI International, Inc. Class A                          127,408   12,250,279        0.3%
*   Calix, Inc.                                                57,106      395,745        0.0%
*   Cascade Microtech, Inc.                                    70,739    1,479,152        0.1%
*   Ceva, Inc.                                                    810       18,679        0.0%
*   Checkpoint Systems, Inc.                                   82,607      835,983        0.0%
*   CIBER, Inc.                                               228,902      531,053        0.0%
#*  Cirrus Logic, Inc.                                        133,819    4,830,866        0.1%
    ClearOne, Inc.                                                500        5,425        0.0%
*   Coherent, Inc.                                             36,123    3,373,888        0.1%
    Cohu, Inc.                                                 83,131      960,994        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Communications Systems, Inc.                               39,868 $   256,351        0.0%
    Computer Sciences Corp.                                     5,353     177,345        0.0%
    Computer Task Group, Inc.                                   2,134      10,969        0.0%
#*  comScore, Inc.                                             19,172     587,047        0.0%
    Comtech Telecommunications Corp.                           47,530   1,150,226        0.0%
    Concurrent Computer Corp.                                  33,012     200,053        0.0%
    Convergys Corp.                                           496,845  13,166,392        0.4%
*   CoreLogic, Inc.                                           130,275   4,622,157        0.1%
#*  Covisint Corp.                                             14,444      26,721        0.0%
#*  Cray, Inc.                                                 66,170   2,505,858        0.1%
*   Cree, Inc.                                                202,042   4,952,049        0.1%
#   CSG Systems International, Inc.                            49,487   2,196,233        0.1%
    CSP, Inc.                                                   4,766      31,122        0.0%
    CTS Corp.                                                  83,220   1,378,955        0.1%
*   CyberOptics Corp.                                          62,224   1,092,031        0.0%
#   Cypress Semiconductor Corp.                                49,805     449,739        0.0%
#   Daktronics, Inc.                                           47,050     409,335        0.0%
*   Datalink Corp.                                             67,209     539,688        0.0%
*   Datawatch Corp.                                             1,956      10,406        0.0%
*   Demand Media, Inc.                                        106,155     625,253        0.0%
*   DHI Group, Inc.                                           347,075   2,467,703        0.1%
*   Digi International, Inc.                                  108,614   1,148,050        0.0%
*   Diodes, Inc.                                               91,920   1,711,550        0.1%
*   DSP Group, Inc.                                           104,784     995,448        0.0%
    DST Systems, Inc.                                             419      50,565        0.0%
*   DTS, Inc.                                                  18,857     411,460        0.0%
    EarthLink Holdings Corp.                                  215,760   1,253,566        0.0%
*   EchoStar Corp. Class A                                    139,073   5,690,867        0.2%
*   Edgewater Technology, Inc.                                 73,779     627,121        0.0%
    Electro Rent Corp.                                         80,910     809,909        0.0%
*   Electro Scientific Industries, Inc.                        96,486     680,226        0.0%
*   Electronics for Imaging, Inc.                             174,353   6,946,224        0.2%
*   Emcore Corp.                                               50,469     287,673        0.0%
#*  EnerNOC, Inc.                                              51,169     348,973        0.0%
*   Entegris, Inc.                                            277,896   3,693,238        0.1%
    Epiq Systems, Inc.                                        141,149   2,084,771        0.1%
*   ePlus, Inc.                                                38,358   3,083,600        0.1%
*   Euronet Worldwide, Inc.                                    74,374   5,734,235        0.2%
*   Everi Holdings, Inc.                                       11,729      19,705        0.0%
    Evolving Systems, Inc.                                      1,978      11,393        0.0%
*   Exar Corp.                                                111,461     679,912        0.0%
*   ExlService Holdings, Inc.                                   4,788     231,691        0.0%
*   Extreme Networks, Inc.                                     90,664     318,231        0.0%
*   Fabrinet                                                   86,336   2,760,162        0.1%
*   Fairchild Semiconductor International, Inc.               375,794   7,515,880        0.2%
#*  FARO Technologies, Inc.                                     1,757      51,023        0.0%
#*  Finisar Corp.                                             257,367   4,236,261        0.1%
#*  First Solar, Inc.                                         287,342  16,045,177        0.5%
*   Flextronics International, Ltd.                           906,966  11,019,637        0.3%
*   FormFactor, Inc.                                          175,076   1,348,085        0.0%
*   Frequency Electronics, Inc.                                28,958     293,345        0.0%
*   GigPeak, Inc.                                              23,188      53,332        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   GSE Systems, Inc.                                          46,149 $   117,680        0.0%
*   GSI Group, Inc.                                            28,105     408,928        0.0%
*   GSI Technology, Inc.                                       63,460     250,667        0.0%
    Hackett Group, Inc. (The)                                 214,281   3,188,501        0.1%
#*  Harmonic, Inc.                                            241,647     836,099        0.0%
*   Higher One Holdings, Inc.                                  20,657      78,290        0.0%
#*  Hutchinson Technology, Inc.                                65,098     237,608        0.0%
    IAC/InterActiveCorp                                       161,827   7,499,063        0.2%
*   ID Systems, Inc.                                           34,883     180,694        0.0%
*   IEC Electronics Corp.                                       6,001      25,144        0.0%
*   II-VI, Inc.                                                70,606   1,473,547        0.1%
*   Imation Corp.                                              92,655     145,468        0.0%
    Ingram Micro, Inc. Class A                                553,452  19,343,147        0.5%
*   Innodata, Inc.                                                600       1,362        0.0%
*   Inphi Corp.                                                 3,069      91,057        0.0%
*   Insight Enterprises, Inc.                                 137,520   3,398,119        0.1%
*   Integrated Device Technology, Inc.                        227,348   4,383,269        0.1%
*   Internap Corp.                                            199,135     454,028        0.0%
    Intersil Corp. Class A                                    338,639   3,958,690        0.1%
*   Intevac, Inc.                                              98,759     479,969        0.0%
*   IntraLinks Holdings, Inc.                                  93,933     836,943        0.0%
*   IntriCon Corp.                                             13,375      80,116        0.0%
*   Iteris, Inc.                                                  600       1,488        0.0%
*   Itron, Inc.                                                32,663   1,343,103        0.0%
*   Ixia                                                       60,261     609,841        0.0%
    IXYS Corp.                                                108,516   1,171,973        0.0%
    Jabil Circuit, Inc.                                       532,200   9,238,992        0.3%
#*  Kemet Corp.                                                36,664      85,060        0.0%
*   Key Tronic Corp.                                           54,827     390,917        0.0%
*   Kimball Electronics, Inc.                                 103,269   1,129,763        0.0%
#*  Knowles Corp.                                              14,076     188,196        0.0%
#*  Kopin Corp.                                               110,554     183,520        0.0%
*   Kulicke & Soffa Industries, Inc.                          173,914   1,864,358        0.1%
*   KVH Industries, Inc.                                       85,160     831,162        0.0%
#*  Lattice Semiconductor Corp.                               311,711   1,736,230        0.1%
    Leidos Holdings, Inc.                                       5,850     290,219        0.0%
    Lexmark International, Inc. Class A                       187,685   7,244,641        0.2%
*   LGL Group, Inc. (The)                                       9,533      33,223        0.0%
*   Limelight Networks, Inc.                                  193,946     339,405        0.0%
*   Liquidity Services, Inc.                                   68,900     384,462        0.0%
*   Lumentum Holdings, Inc.                                       528      13,358        0.0%
    ManTech International Corp. Class A                        67,203   2,271,461        0.1%
    Marchex, Inc. Class B                                      81,138     344,836        0.0%
    Marvell Technology Group, Ltd.                            246,505   2,460,120        0.1%
*   Mattson Technology, Inc.                                   34,221     124,907        0.0%
*   MaxLinear, Inc. Class A                                     4,091      68,524        0.0%
*   Maxwell Technologies, Inc.                                  9,295      59,674        0.0%
*   MeetMe, Inc.                                               59,207     202,488        0.0%
    Mentor Graphics Corp.                                     182,647   3,645,634        0.1%
    Methode Electronics, Inc.                                 159,696   4,747,762        0.1%
*   Microsemi Corp.                                           136,043   4,596,893        0.1%
    MKS Instruments, Inc.                                     171,786   6,160,246        0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
    MOCON, Inc.                                                 1,300 $   19,240        0.0%
#*  ModusLink Global Solutions, Inc.                          143,490    209,495        0.0%
#*  Monster Worldwide, Inc.                                   319,402  1,022,086        0.0%
*   Multi-Fineline Electronix, Inc.                            34,530    794,190        0.0%
*   Nanometrics, Inc.                                          33,031    589,934        0.0%
*   NAPCO Security Technologies, Inc.                          41,796    247,432        0.0%
    NCI, Inc. Class A                                           1,000     14,460        0.0%
*   NCR Corp.                                                  72,988  2,123,221        0.1%
*   NeoPhotonics Corp.                                         61,729    740,131        0.0%
*   NETGEAR, Inc.                                              92,277  3,912,545        0.1%
*   NetScout Systems, Inc.                                      6,955    154,818        0.0%
*   Newport Corp.                                             156,673  3,601,912        0.1%
#*  Novatel Wireless, Inc.                                      4,252      6,506        0.0%
    NVE Corp.                                                     502     28,805        0.0%
*   ON Semiconductor Corp.                                    587,838  5,566,826        0.2%
    Optical Cable Corp.                                        59,643    149,704        0.0%
*   OSI Systems, Inc.                                          55,815  2,840,425        0.1%
*   PAR Technology Corp.                                       60,369    385,758        0.0%
    Park Electrochemical Corp.                                 13,874    226,285        0.0%
    PC Connection, Inc.                                       227,256  5,401,875        0.2%
    PC-Tel, Inc.                                               77,853    348,781        0.0%
*   PCM, Inc.                                                 111,274  1,067,118        0.0%
*   PDF Solutions, Inc.                                         6,293     84,641        0.0%
*   Perceptron, Inc.                                           74,336    342,689        0.0%
*   Perficient, Inc.                                           85,533  1,785,929        0.1%
*   Photronics, Inc.                                          225,311  2,383,790        0.1%
*   Plexus Corp.                                               58,127  2,427,384        0.1%
*   Polycom, Inc.                                             297,830  3,559,068        0.1%
*   PRGX Global, Inc.                                           6,277     30,381        0.0%
*   Progress Software Corp.                                    30,466    777,492        0.0%
    QAD, Inc. Class B                                             465      7,566        0.0%
*   QLogic Corp.                                              203,062  2,658,082        0.1%
*   Qorvo, Inc.                                                96,461  4,343,639        0.1%
*   Qualstar Corp.                                             64,555     31,116        0.0%
*   Qumu Corp.                                                 18,670     92,790        0.0%
*   Radisys Corp.                                              87,928    392,159        0.0%
#*  Rambus, Inc.                                               49,461    574,737        0.0%
*   RealNetworks, Inc.                                        163,267    744,498        0.0%
    Reis, Inc.                                                 48,098  1,210,627        0.0%
*   RetailMeNot, Inc.                                          52,664    443,958        0.0%
#   RF Industries, Ltd.                                        21,697     55,978        0.0%
    Richardson Electronics, Ltd.                               31,512    163,862        0.0%
*   Rofin-Sinar Technologies, Inc.                             50,306  1,619,350        0.1%
*   Rogers Corp.                                               28,117  1,612,791        0.1%
#*  Rovi Corp.                                                244,773  4,312,900        0.1%
*   Rudolph Technologies, Inc.                                145,735  2,021,344        0.1%
*   Sanmina Corp.                                             275,108  6,506,304        0.2%
*   ScanSource, Inc.                                           64,560  2,626,301        0.1%
*   SciQuest, Inc.                                             19,030    262,995        0.0%
*   Seachange International, Inc.                             118,275    441,166        0.0%
*   Semtech Corp.                                              27,029    584,908        0.0%
*   ShoreTel, Inc.                                             47,158    288,607        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Sigma Designs, Inc.                                          95,475 $    604,357        0.0%
*   Silicon Laboratories, Inc.                                   12,458      583,034        0.0%
*   SMTC Corp.                                                    3,727        6,000        0.0%
*   Sonus Networks, Inc.                                         43,169      356,576        0.0%
#*  StarTek, Inc.                                                81,226      333,027        0.0%
#*  SunPower Corp.                                              185,231    3,730,552        0.1%
#*  Super Micro Computer, Inc.                                   83,878    2,257,157        0.1%
*   Support.com, Inc.                                            42,064       36,175        0.0%
*   Sykes Enterprises, Inc.                                     127,141    3,706,160        0.1%
#   SYNNEX Corp.                                                181,005   14,945,583        0.4%
#*  Systemax, Inc.                                              245,635    2,222,997        0.1%
#*  Take-Two Interactive Software, Inc.                         129,643    4,431,198        0.1%
#*  Tangoe, Inc.                                                 13,606      120,005        0.0%
*   Tech Data Corp.                                             163,716   11,245,652        0.3%
*   TechTarget, Inc.                                             11,832       91,816        0.0%
*   Telenav, Inc.                                                 3,684       20,999        0.0%
    Teradyne, Inc.                                               46,699      883,078        0.0%
    Tessco Technologies, Inc.                                    37,440      620,755        0.0%
    Tessera Technologies, Inc.                                  138,192    3,968,874        0.1%
*   TiVo, Inc.                                                   40,615      405,338        0.0%
*   TSR, Inc.                                                     1,733        6,759        0.0%
*   TTM Technologies, Inc.                                      251,204    1,637,850        0.1%
*   Ultra Clean Holdings, Inc.                                   45,268      257,575        0.0%
*   Ultratech, Inc.                                              78,833    1,709,888        0.1%
#*  United Online, Inc.                                          71,086      769,861        0.0%
*   Universal Security Instruments, Inc.                            793        3,164        0.0%
#*  Veeco Instruments, Inc.                                      80,628    1,484,361        0.1%
*   VeriFone Systems, Inc.                                       10,068      286,535        0.0%
#*  ViaSat, Inc.                                                  2,228      170,888        0.0%
*   Viavi Solutions, Inc.                                       153,202      997,345        0.0%
*   Vicon Industries, Inc.                                       30,165       27,149        0.0%
*   Virtusa Corp.                                               255,489    9,080,079        0.3%
#   Vishay Intertechnology, Inc.                                416,054    5,059,217        0.2%
*   Vishay Precision Group, Inc.                                 40,885      611,640        0.0%
    Wayside Technology Group, Inc.                                1,089       17,969        0.0%
*   Web.com Group, Inc.                                           4,664       93,233        0.0%
*   Xcerra Corp.                                                 76,626      452,093        0.0%
*   XO Group, Inc.                                               40,494      715,124        0.0%
*   Xplore Technologies Corp.                                     1,000        3,230        0.0%
*   YuMe, Inc.                                                    5,636       21,191        0.0%
#*  Zynga, Inc. Class A                                       2,115,220    5,034,224        0.2%
                                                                        ------------       ----
Total Information Technology                                             470,456,037       13.0%
                                                                        ------------       ----
Materials -- (7.0%)
    A Schulman, Inc.                                            174,907    4,878,156        0.1%
#*  A. M. Castle & Co.                                           54,291      172,645        0.0%
#*  AgroFresh Solutions, Inc.                                     5,993       37,336        0.0%
    Airgas, Inc.                                                139,912   19,929,065        0.6%
#   Albemarle Corp.                                              97,516    6,451,658        0.2%
#   Alcoa, Inc.                                                 252,582    2,821,341        0.1%
    Allegheny Technologies, Inc.                                 20,036      327,388        0.0%
#   American Vanguard Corp.                                      58,395      966,437        0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Materials -- (Continued)
    Ampco-Pittsburgh Corp.                                     24,201 $   461,997        0.0%
    AptarGroup, Inc.                                            4,780     363,280        0.0%
    Ashland, Inc.                                              81,736   9,121,738        0.3%
#   Axiall Corp.                                              127,503   3,002,696        0.1%
    Bemis Co., Inc.                                           222,539  11,167,007        0.3%
*   Boise Cascade Co.                                          45,513     949,856        0.0%
    Cabot Corp.                                                68,149   3,324,990        0.1%
    Calgon Carbon Corp.                                       102,593   1,681,499        0.1%
#   Carpenter Technology Corp.                                 97,677   3,458,743        0.1%
#*  Century Aluminum Co.                                      235,731   2,079,147        0.1%
    Chase Corp.                                                18,375   1,034,329        0.0%
*   Chemtura Corp.                                            204,040   5,682,514        0.2%
*   Clearwater Paper Corp.                                     19,207   1,147,426        0.0%
*   Coeur Mining, Inc.                                         28,642     232,000        0.0%
#   Commercial Metals Co.                                     399,069   7,151,316        0.2%
*   Core Molding Technologies, Inc.                            23,022     270,048        0.0%
    Domtar Corp.                                              246,334   9,518,346        0.3%
*   Ferro Corp.                                                83,666   1,065,905        0.0%
    Ferroglobe P.L.C.                                           1,236      12,595        0.0%
    Friedman Industries, Inc.                                  50,124     310,268        0.0%
    FutureFuel Corp.                                           35,694     401,201        0.0%
    Graphic Packaging Holding Co.                             541,242   7,187,694        0.2%
    Greif, Inc. Class A                                        32,509   1,128,062        0.0%
    Greif, Inc. Class B                                           965      44,477        0.0%
*   Handy & Harman, Ltd.                                          800      21,944        0.0%
    Hawkins, Inc.                                                 300      11,739        0.0%
    Haynes International, Inc.                                 26,615     998,861        0.0%
    HB Fuller Co.                                             122,141   5,462,145        0.2%
*   Headwaters, Inc.                                          140,598   2,813,366        0.1%
    Hecla Mining Co.                                          262,425   1,131,052        0.0%
    Huntsman Corp.                                            467,698   7,361,566        0.2%
    Innophos Holdings, Inc.                                    15,770     582,859        0.0%
    Innospec, Inc.                                             68,497   3,312,515        0.1%
    Kaiser Aluminum Corp.                                      70,836   6,717,378        0.2%
#   KapStone Paper and Packaging Corp.                        378,704   6,017,606        0.2%
    KMG Chemicals, Inc.                                        13,143     311,358        0.0%
*   Kraton Performance Polymers, Inc.                          56,538   1,283,978        0.0%
#*  Louisiana-Pacific Corp.                                   508,646   8,646,982        0.2%
#   Martin Marietta Materials, Inc.                            46,687   7,900,841        0.2%
    Materion Corp.                                             87,213   2,528,305        0.1%
    Mercer International, Inc.                                186,841   1,569,464        0.0%
    Minerals Technologies, Inc.                               106,056   6,352,754        0.2%
    Myers Industries, Inc.                                    163,529   2,204,371        0.1%
    Neenah Paper, Inc.                                         46,921   3,054,088        0.1%
*   Northern Technologies International Corp.                  20,514     300,530        0.0%
#   Olin Corp.                                                124,938   2,722,399        0.1%
#   Olympic Steel, Inc.                                        42,600     963,612        0.0%
*   OMNOVA Solutions, Inc.                                     65,225     466,359        0.0%
    PH Glatfelter Co.                                         220,312   5,051,754        0.1%
#*  Platform Specialty Products Corp.                         133,211   1,372,073        0.0%
    PolyOne Corp.                                             110,259   3,967,119        0.1%
    Quaker Chemical Corp.                                      38,327   3,413,403        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                       SHARES      VALUE+     ASSETS**
                                                                      --------- ------------ ----------
Materials -- (Continued)
*           Real Industry, Inc.                                           5,893 $     52,094        0.0%
            Reliance Steel & Aluminum Co.                               235,966   17,454,405        0.5%
*           Resolute Forest Products, Inc.                               11,449       66,519        0.0%
#           Royal Gold, Inc.                                             56,713    3,551,368        0.1%
            Schnitzer Steel Industries, Inc. Class A                     78,419    1,617,000        0.0%
            Schweitzer-Mauduit International, Inc.                       47,416    1,630,636        0.0%
            Sensient Technologies Corp.                                  38,120    2,563,570        0.1%
            Sonoco Products Co.                                         127,819    5,993,433        0.2%
            Steel Dynamics, Inc.                                        585,303   14,755,489        0.4%
            Stepan Co.                                                   28,136    1,724,455        0.1%
#*          Stillwater Mining Co.                                       122,369    1,492,902        0.0%
            SunCoke Energy, Inc.                                        108,748      807,998        0.0%
            Synalloy Corp.                                               24,237      205,287        0.0%
            TimkenSteel Corp.                                            11,578      147,504        0.0%
#*          Trecora Resources                                            19,226      220,138        0.0%
            Tredegar Corp.                                              147,206    2,349,408        0.1%
*           UFP Technologies, Inc.                                          600       14,910        0.0%
            United States Lime & Minerals, Inc.                           4,293      229,976        0.0%
*           Universal Stainless & Alloy Products, Inc.                   22,766      296,641        0.0%
            Vulcan Materials Co.                                         84,303    9,073,532        0.3%
#           Westlake Chemical Corp.                                      87,720    4,402,667        0.1%
            WestRock Co.                                                204,936    8,576,572        0.2%
            Worthington Industries, Inc.                                159,664    6,027,316        0.2%
                                                                                ------------        ---
Total Materials                                                                  276,175,401        7.6%
                                                                                ------------        ---
Other -- (0.0%)
(degrees)*  Allen Organ Co. Escrow Shares                                   400           --        0.0%
(degrees)*  Gerber Scientific, Inc. Escrow Shares                       182,700           --        0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 4,900           --        0.0%
                                                                                ------------        ---
Total Other                                                                               --        0.0%
                                                                                ------------        ---
Real Estate Investment Trusts -- (0.0%)
            Gaming and Leisure Properties, Inc.                          38,399    1,259,095        0.0%
                                                                                ------------        ---
Telecommunication Services -- (1.3%)
*           Alaska Communications Systems Group, Inc.                    11,451       20,726        0.0%
            Atlantic Tele-Network, Inc.                                  23,673    1,702,325        0.1%
*           Boingo Wireless, Inc.                                        68,070      523,458        0.0%
#           Consolidated Communications Holdings, Inc.                   67,347    1,592,083        0.1%
#           Frontier Communications Corp.                             3,600,515   20,018,863        0.6%
*           General Communication, Inc. Class A                         157,174    2,656,241        0.1%
*           Hawaiian Telcom Holdco, Inc.                                  5,303      122,128        0.0%
            IDT Corp. Class B                                            24,076      369,326        0.0%
            Inteliquent, Inc.                                            83,474    1,384,834        0.0%
#*          Iridium Communications, Inc.                                145,080    1,170,796        0.0%
*           Lumos Networks Corp.                                         11,733      149,596        0.0%
#*          ORBCOMM, Inc.                                               172,086    1,705,372        0.1%
            Shenandoah Telecommunications Co.                           178,320    5,116,001        0.1%
            Spok Holdings, Inc.                                          47,247      802,727        0.0%
#*          Straight Path Communications, Inc. Class B                    6,406      234,460        0.0%
            Telephone & Data Systems, Inc.                              264,085    7,808,993        0.2%
*           United States Cellular Corp.                                 64,539    2,751,943        0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                                                    OF NET
                                                                         SHARES        VALUE+      ASSETS**
                                                                       ----------- -------------- ----------
Telecommunication Services -- (Continued)
#*           Vonage Holdings Corp.                                          39,758 $      185,670     0.0%
#            Windstream Holdings, Inc.                                     154,043      1,337,093     0.0%
                                                                                   --------------   -----
Total Telecommunication Services                                                       49,652,635     1.4%
                                                                                   --------------   -----
Utilities -- (0.6%)
*            Calpine Corp.                                                 479,722      7,570,013     0.2%
#            Consolidated Water Co., Ltd.                                   14,573        202,419     0.0%
*            Dynegy, Inc.                                                    4,423         77,977     0.0%
             Genie Energy, Ltd. Class B                                     49,345        363,673     0.0%
#            Ormat Technologies, Inc.                                       37,652      1,634,097     0.0%
             UGI Corp.                                                     315,217     12,684,332     0.4%
                                                                                   --------------   -----
Total Utilities                                                                        22,532,511     0.6%
                                                                                   --------------   -----
TOTAL COMMON STOCKS                                                                 3,589,191,032    98.9%
                                                                                   --------------   -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                          7,556            882     0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                  8,033             --     0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights     106,992             --     0.0%
                                                                                   --------------   -----
TOTAL RIGHTS/WARRANTS                                                                         882     0.0%
                                                                                   --------------   -----

                                                                          FACE
                                                                         AMOUNT^
                                                                          (000)
                                                                       -----------
BONDS -- (0.0%)

HEALTH CARE -- (0.0%)
Catalyst Biosciences, Inc.
(degrees)#   0.0%, 02/19/18                                            $        18         17,856
                                                                                   --------------
TOTAL INVESTMENT SECURITIES                                                         3,589,209,770
                                                                                   --------------

                                                                         SHARES
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
             State Street Institutional Liquid Reserves, 0.455%         37,641,740     37,641,740     1.0%
                                                                                   --------------   -----
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@         DFA Short Term Investment Fund                             30,453,109    352,342,474     9.7%
                                                                                   --------------   -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,709,353,849)                                $3,979,193,984   109.6%
                                                                                   ==============   =====

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (85.5%)

Consumer Discretionary -- (14.4%)
*   1-800-Flowers.com, Inc. Class A                            68,093 $  534,530        0.0%
    A.H. Belo Corp. Class A                                    46,600    229,738        0.0%
    Aaron's, Inc.                                              84,396  2,212,019        0.1%
    Abercrombie & Fitch Co. Class A                            84,919  2,269,885        0.1%
    AMC Entertainment Holdings, Inc. Class A                   29,176    822,180        0.0%
    AMCON Distributing Co.                                        300     25,775        0.0%
#*  America's Car-Mart, Inc.                                   25,524    678,173        0.0%
*   American Axle & Manufacturing Holdings, Inc.               92,353  1,432,395        0.1%
#   American Eagle Outfitters, Inc.                           258,195  3,694,770        0.2%
*   American Public Education, Inc.                            22,542    522,073        0.0%
*   Apollo Education Group, Inc.                              120,867    942,763        0.0%
#   Arctic Cat, Inc.                                           28,530    474,454        0.0%
    Ark Restaurants Corp.                                       4,323     87,627        0.0%
#*  Asbury Automotive Group, Inc.                              46,541  2,821,315        0.1%
#*  Ascena Retail Group, Inc.                                 226,131  1,992,214        0.1%
*   Ascent Capital Group, Inc. Class A                         10,430    157,180        0.0%
*   Ballantyne Strong, Inc.                                    19,505     88,163        0.0%
*   Barnes & Noble Education, Inc.                             68,005    636,527        0.0%
    Barnes & Noble, Inc.                                       95,071  1,117,084        0.1%
    Bassett Furniture Industries, Inc.                         26,661    786,766        0.0%
    Beasley Broadcast Group, Inc. Class A                      15,564     59,610        0.0%
#*  Beazer Homes USA, Inc.                                     20,824    171,173        0.0%
*   Belmond, Ltd. Class A                                     141,606  1,297,111        0.1%
    Big 5 Sporting Goods Corp.                                 34,189    413,345        0.0%
#   Big Lots, Inc.                                             77,817  3,568,688        0.2%
*   Biglari Holdings, Inc.                                         14      5,235        0.0%
*   BJ's Restaurants, Inc.                                     43,479  1,939,163        0.1%
    Bloomin' Brands, Inc.                                     171,794  3,212,548        0.2%
    Blue Nile, Inc.                                            18,361    473,347        0.0%
#   Bob Evans Farms, Inc.                                      44,644  2,033,088        0.1%
    Bowl America, Inc. Class A                                  1,400     20,244        0.0%
*   Boyd Gaming Corp.                                          69,502  1,295,517        0.1%
*   Bravo Brio Restaurant Group, Inc.                          21,853    161,057        0.0%
*   Bridgepoint Education, Inc.                                50,838    484,995        0.0%
*   Bright Horizons Family Solutions, Inc.                     14,860    975,113        0.1%
#   Brinker International, Inc.                               108,953  5,046,703        0.2%
#   Buckle, Inc. (The)                                         31,524    912,305        0.0%
#*  Buffalo Wild Wings, Inc.                                   25,056  3,348,985        0.2%
*   Build-A-Bear Workshop, Inc.                                39,037    514,117        0.0%
*   Cabela's, Inc.                                             22,425  1,169,464        0.1%
#   Cable One, Inc.                                               422    193,681        0.0%
#*  Caesars Entertainment Corp.                                 3,527     24,089        0.0%
#   CalAtlantic Group, Inc.                                   117,649  3,808,298        0.2%
    Caleres, Inc.                                              81,772  2,061,472        0.1%
    Callaway Golf Co.                                         182,682  1,706,250        0.1%
*   Cambium Learning Group, Inc.                               19,198     87,351        0.0%
    Canterbury Park Holding Corp.                               6,569     70,617        0.0%
    Capella Education Co.                                      22,350  1,236,179        0.1%
*   Career Education Corp.                                    142,541    761,169        0.0%
*   Carmike Cinemas, Inc.                                      42,364  1,270,496        0.1%
#   Carriage Services, Inc.                                    46,003  1,123,853        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.                             74,064 $1,030,230        0.1%
    Cato Corp. (The) Class A                                   46,210  1,690,824        0.1%
*   Cavco Industries, Inc.                                     16,785  1,471,877        0.1%
*   Century Casinos, Inc.                                       4,960     29,611        0.0%
*   Century Communities, Inc.                                   3,193     55,047        0.0%
*   Charles & Colvard, Ltd.                                    11,224     13,469        0.0%
    Cheesecake Factory, Inc. (The)                             72,263  3,686,136        0.2%
*   Cherokee, Inc.                                             15,947    249,411        0.0%
#   Chico's FAS, Inc.                                         228,406  2,880,200        0.1%
    Children's Place, Inc. (The)                               38,725  3,017,065        0.1%
#   Choice Hotels International, Inc.                          56,081  2,841,063        0.1%
*   Christopher & Banks Corp.                                   1,259      3,273        0.0%
    Churchill Downs, Inc.                                      21,618  2,900,703        0.1%
#*  Chuy's Holdings, Inc.                                      41,478  1,266,738        0.1%
    Citi Trends, Inc.                                          26,899    483,106        0.0%
    ClubCorp Holdings, Inc.                                    44,797    598,040        0.0%
    Collectors Universe, Inc.                                  20,036    348,426        0.0%
    Columbia Sportswear Co.                                    42,155  2,469,018        0.1%
#*  Conn's, Inc.                                               71,920    988,181        0.1%
*   Container Store Group, Inc. (The)                           4,711     33,448        0.0%
#   Cooper Tire & Rubber Co.                                  101,483  3,505,223        0.2%
*   Cooper-Standard Holding, Inc.                               6,777    522,574        0.0%
#   Core-Mark Holding Co., Inc.                                57,794  4,719,458        0.2%
#   Cracker Barrel Old Country Store, Inc.                     28,821  4,219,683        0.2%
#*  Crocs, Inc.                                                68,100    568,635        0.0%
*   Crown Media Holdings, Inc. Class A                         55,635    282,069        0.0%
    CSS Industries, Inc.                                       17,516    489,747        0.0%
    CST Brands, Inc.                                           96,166  3,632,190        0.2%
    Culp, Inc.                                                 37,456    982,845        0.1%
    Dana Holding Corp.                                            100      1,293        0.0%
#*  Deckers Outdoor Corp.                                      42,423  2,452,474        0.1%
*   Del Frisco's Restaurant Group, Inc.                        27,517    438,346        0.0%
#*  Del Taco Restaurants, Inc.                                  2,704     24,471        0.0%
*   Delta Apparel, Inc.                                         4,288     86,832        0.0%
*   Denny's Corp.                                              28,387    280,747        0.0%
    Destination Maternity Corp.                                18,105    126,192        0.0%
*   Destination XL Group, Inc.                                114,725    616,073        0.0%
#   DeVry Education Group, Inc.                                71,608  1,242,399        0.1%
#   Dillard's, Inc. Class A                                    23,978  1,689,250        0.1%
    DineEquity, Inc.                                           31,288  2,690,768        0.1%
*   Dixie Group, Inc. (The)                                    17,430     82,270        0.0%
*   Dorman Products, Inc.                                      58,084  3,124,338        0.1%
    Dover Motorsports, Inc.                                    26,237     60,345        0.0%
*   DreamWorks Animation SKG, Inc. Class A                     41,851  1,670,692        0.1%
    Drew Industries, Inc.                                      44,007  2,852,974        0.1%
#   DSW, Inc. Class A                                          69,646  1,711,202        0.1%
    Educational Development Corp.                               2,726     38,900        0.0%
*   El Pollo Loco Holdings, Inc.                                2,756     36,352        0.0%
*   Eldorado Resorts, Inc.                                     11,503    150,804        0.0%
*   Emerson Radio Corp.                                        37,654     30,123        0.0%
*   Entercom Communications Corp. Class A                      35,561    403,262        0.0%
    Entravision Communications Corp. Class A                  112,884    897,428        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Escalade, Inc.                                             10,576 $  126,172        0.0%
#   Ethan Allen Interiors, Inc.                                48,878  1,663,807        0.1%
#*  EW Scripps Co. (The) Class A                              155,344  2,358,122        0.1%
*   Express, Inc.                                             144,561  2,628,119        0.1%
#*  Famous Dave's of America, Inc.                             14,986     87,219        0.0%
#*  Federal-Mogul Holdings Corp.                               23,530    217,417        0.0%
*   Fiesta Restaurant Group, Inc.                              47,558  1,527,087        0.1%
    Finish Line, Inc. (The) Class A                            96,347  1,902,853        0.1%
#*  Five Below, Inc.                                           73,435  3,062,240        0.1%
    Flanigan's Enterprises, Inc.                                1,877     34,706        0.0%
    Flexsteel Industries, Inc.                                  8,448    345,439        0.0%
*   Fox Factory Holding Corp.                                  63,260  1,095,031        0.1%
#*  Francesca's Holdings Corp.                                 76,834  1,275,444        0.1%
#   Fred's, Inc. Class A                                       80,423  1,179,805        0.1%
*   FTD Cos., Inc.                                             44,580  1,239,770        0.1%
*   Fuel Systems Solutions, Inc.                               19,234    101,940        0.0%
*   G-III Apparel Group, Ltd.                                  82,878  3,750,230        0.2%
*   Gaiam, Inc. Class A                                        19,111    126,706        0.0%
*   Gaming Partners International Corp.                        15,986    144,673        0.0%
#   Gannett Co., Inc.                                          45,667    769,489        0.0%
#*  Genesco, Inc.                                              36,744  2,541,950        0.1%
*   Gentherm, Inc.                                             72,886  2,677,832        0.1%
#*  Gordmans Stores, Inc.                                       9,387     21,684        0.0%
*   Grand Canyon Education, Inc.                               60,835  2,660,315        0.1%
*   Gray Television, Inc.                                     134,064  1,722,722        0.1%
*   Gray Television, Inc. Class A                                 912      9,964        0.0%
*   Green Brick Partners, Inc.                                  6,663     49,106        0.0%
    Group 1 Automotive, Inc.                                   38,348  2,524,832        0.1%
#   Guess?, Inc.                                              134,627  2,470,405        0.1%
    Harte-Hanks, Inc.                                          77,706    141,425        0.0%
    Haverty Furniture Cos., Inc.                               43,931    820,192        0.0%
    Haverty Furniture Cos., Inc. Class A                          457      8,637        0.0%
*   Helen of Troy, Ltd.                                        53,819  5,356,605        0.3%
#*  hhgregg, Inc.                                              21,843     42,594        0.0%
#*  Hibbett Sports, Inc.                                       24,729    892,717        0.0%
    Hooker Furniture Corp.                                     20,751    514,625        0.0%
*   Horizon Global Corp.                                       22,806    279,830        0.0%
*   Houghton Mifflin Harcourt Co.                             137,504  2,820,207        0.1%
#   HSN, Inc.                                                  39,793  2,110,223        0.1%
#*  Iconix Brand Group, Inc.                                   48,591    412,052        0.0%
#*  Installed Building Products, Inc.                           9,858    262,026        0.0%
    International Game Technology P.L.C.                        1,000     17,340        0.0%
#   International Speedway Corp. Class A                       42,546  1,424,866        0.1%
#   Interval Leisure Group, Inc.                               66,869    944,190        0.0%
*   Intrawest Resorts Holdings, Inc.                            7,294     63,020        0.0%
#*  iRobot Corp.                                               22,972    858,693        0.0%
*   Isle of Capri Casinos, Inc.                                36,409    542,494        0.0%
    Jack in the Box, Inc.                                      50,226  3,392,766        0.2%
#*  JAKKS Pacific, Inc.                                        10,774     80,805        0.0%
#*  Jamba, Inc.                                                28,170    365,928        0.0%
#*  JC Penney Co., Inc.                                       105,987    983,559        0.1%
    John Wiley & Sons, Inc. Class A                            28,793  1,427,845        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A                             16,903 $  407,869        0.0%
*   K12, Inc.                                                  36,442    447,872        0.0%
#*  Kate Spade & Co.                                           47,132  1,212,706        0.1%
#   KB Home                                                    91,281  1,238,683        0.1%
    Kirkland's, Inc.                                           45,373    745,025        0.0%
#*  Kona Grill, Inc.                                           11,058    147,293        0.0%
*   Koss Corp.                                                    735      1,617        0.0%
#*  Krispy Kreme Doughnuts, Inc.                              137,728  2,397,845        0.1%
#*  La Quinta Holdings, Inc.                                   27,460    350,664        0.0%
    La-Z-Boy, Inc.                                            116,492  3,013,648        0.1%
*   Lakeland Industries, Inc.                                   6,559     56,998        0.0%
    Libbey, Inc.                                               36,373    676,538        0.0%
#   Liberty Tax, Inc.                                           4,268     51,003        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                 40,636    896,430        0.0%
    Lifetime Brands, Inc.                                      22,098    381,632        0.0%
*   Lindblad Expeditions Holdings, Inc.                           765      7,650        0.0%
#   Lithia Motors, Inc. Class A                                51,735  4,295,040        0.2%
#*  Live Nation Entertainment, Inc.                            60,797  1,305,920        0.1%
*   Loral Space & Communications, Inc.                          6,025    220,997        0.0%
*   Luby's, Inc.                                               56,361    283,496        0.0%
*   M/I Homes, Inc.                                            42,762    859,516        0.0%
*   Malibu Boats, Inc. Class A                                  8,989    158,206        0.0%
    Marcus Corp. (The)                                         41,404    801,167        0.0%
    Marine Products Corp.                                      58,687    480,647        0.0%
*   MarineMax, Inc.                                            65,167  1,238,825        0.1%
    Marriott Vacations Worldwide Corp.                         41,241  2,583,336        0.1%
*   McClatchy Co. (The) Class A                                 7,630      8,469        0.0%
#   MDC Holdings, Inc.                                         70,677  1,739,361        0.1%
*   Media General, Inc.                                        64,715  1,121,511        0.1%
    Meredith Corp.                                             72,133  3,701,144        0.2%
*   Meritage Homes Corp.                                       45,594  1,551,564        0.1%
*   Modine Manufacturing Co.                                   67,329    727,827        0.0%
*   Monarch Casino & Resort, Inc.                              36,281    689,339        0.0%
#   Monro Muffler Brake, Inc.                                  45,850  3,173,737        0.2%
#*  Motorcar Parts of America, Inc.                            35,501  1,138,517        0.1%
    Movado Group, Inc.                                         45,116  1,272,722        0.1%
*   MSG Networks, Inc. Class A                                  6,900    117,921        0.0%
*   Murphy USA, Inc.                                           59,905  3,439,745        0.2%
    NACCO Industries, Inc. Class A                             14,400    857,088        0.0%
*   Nathan's Famous, Inc.                                      14,980    666,760        0.0%
    National CineMedia, Inc.                                  109,046  1,548,453        0.1%
*   Nautilus, Inc.                                             91,794  1,619,246        0.1%
*   New Home Co., Inc. (The)                                      839      9,338        0.0%
    New Media Investment Group, Inc.                            4,953     79,496        0.0%
*   New York & Co., Inc.                                       71,491    265,947        0.0%
#   New York Times Co. (The) Class A                          241,803  3,099,914        0.1%
#   Nexstar Broadcasting Group, Inc. Class A                   38,798  1,991,501        0.1%
*   Nobility Homes, Inc.                                        2,012     28,671        0.0%
#*  Noodles & Co.                                               8,063     89,902        0.0%
    Nutrisystem, Inc.                                          50,487  1,111,724        0.1%
*   Office Depot, Inc.                                        836,472  4,918,455        0.2%
#   Outerwall, Inc.                                            10,200    421,362        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Overstock.com, Inc.                                        15,762 $  229,968        0.0%
    Oxford Industries, Inc.                                    25,607  1,700,817        0.1%
#   Papa John's International, Inc.                            61,421  3,475,814        0.2%
#*  Papa Murphy's Holdings, Inc.                                3,866     48,557        0.0%
#*  Penn National Gaming, Inc.                                 63,987  1,032,110        0.1%
#   Penske Automotive Group, Inc.                              41,933  1,640,838        0.1%
*   Perfumania Holdings, Inc.                                   8,879     24,861        0.0%
*   Perry Ellis International, Inc.                            36,369    692,829        0.0%
#   PetMed Express, Inc.                                       50,778    929,237        0.0%
#   Pier 1 Imports, Inc.                                      186,126  1,282,408        0.1%
*   Pinnacle Entertainment, Inc.                               72,817    803,900        0.0%
    Pool Corp.                                                 41,444  3,622,620        0.2%
*   Popeyes Louisiana Kitchen, Inc.                            27,483  1,477,486        0.1%
*   Potbelly Corp.                                             11,418    162,707        0.0%
    RCI Hospitality Holdings, Inc.                             15,408    157,932        0.0%
*   Reading International, Inc. Class A                        17,319    224,627        0.0%
*   Reading International, Inc. Class B                         2,340     45,852        0.0%
*   Red Lion Hotels Corp.                                      22,922    181,084        0.0%
*   Red Robin Gourmet Burgers, Inc.                            31,187  2,022,789        0.1%
#   Regal Entertainment Group Class A                         143,049  2,982,572        0.1%
*   Regis Corp.                                                77,811  1,063,676        0.1%
#   Rent-A-Center, Inc.                                        56,017    823,450        0.0%
    Rocky Brands, Inc.                                         12,745    153,577        0.0%
*   Ruby Tuesday, Inc.                                         66,009    290,440        0.0%
    Ruth's Hospitality Group, Inc.                             87,901  1,395,868        0.1%
    Saga Communications, Inc. Class A                          15,886    668,006        0.0%
    Salem Media Group, Inc.                                     8,426     65,470        0.0%
#   Scholastic Corp.                                           34,145  1,242,195        0.1%
*   Scientific Games Corp. Class A                              2,968     29,443        0.0%
*   Sears Hometown and Outlet Stores, Inc.                        720      4,874        0.0%
#   SeaWorld Entertainment, Inc.                              125,768  2,506,556        0.1%
*   Select Comfort Corp.                                       89,608  2,211,525        0.1%
*   Sequential Brands Group, Inc.                               3,479     19,308        0.0%
*   Shiloh Industries, Inc.                                    26,436    170,512        0.0%
    Shoe Carnival, Inc.                                        48,652  1,246,951        0.1%
*   Shutterfly, Inc.                                           64,322  2,957,526        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     91,559  2,936,297        0.1%
*   Sizmek, Inc.                                               49,530    131,255        0.0%
*   Skechers U.S.A., Inc. Class A                              70,830  2,340,932        0.1%
*   Skullcandy, Inc.                                           32,691    111,476        0.0%
*   Skyline Corp.                                              10,040     90,862        0.0%
#*  Smith & Wesson Holding Corp.                               56,346  1,230,033        0.1%
    Sonic Automotive, Inc. Class A                             52,991    994,111        0.1%
    Sonic Corp.                                               128,846  4,428,437        0.2%
#   Sotheby's                                                  79,852  2,175,168        0.1%
*   Spanish Broadcasting System, Inc. Class A                   4,462     16,465        0.0%
    Spartan Motors, Inc.                                       34,878    169,507        0.0%
    Speedway Motorsports, Inc.                                 46,760    819,235        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       34,039    387,364        0.0%
#   Stage Stores, Inc.                                         39,118    287,908        0.0%
    Standard Motor Products, Inc.                              57,284  2,034,155        0.1%
*   Stanley Furniture Co., Inc.                                 8,005     20,493        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Starz Class A                                               4,207 $  114,472        0.0%
#   Stein Mart, Inc.                                           74,807    541,603        0.0%
*   Steven Madden, Ltd.                                        82,515  2,888,850        0.1%
*   Stoneridge, Inc.                                           73,086  1,042,206        0.1%
    Strattec Security Corp.                                     5,841    308,989        0.0%
#*  Strayer Education, Inc.                                    21,749  1,079,620        0.1%
    Sturm Ruger & Co., Inc.                                    31,391  2,009,966        0.1%
    Superior Industries International, Inc.                    45,688  1,193,371        0.1%
    Superior Uniform Group, Inc.                               18,072    343,729        0.0%
*   Sypris Solutions, Inc.                                     25,625     29,213        0.0%
#   Tailored Brands, Inc.                                      68,686  1,196,510        0.1%
*   Tandy Leather Factory, Inc.                                22,365    157,673        0.0%
*   Taylor Morrison Home Corp. Class A                         17,249    248,386        0.0%
#*  Tempur Sealy International, Inc.                           16,600  1,007,122        0.1%
*   Tenneco, Inc.                                              83,308  4,440,316        0.2%
#   Texas Roadhouse, Inc.                                     103,127  4,199,331        0.2%
#   Thor Industries, Inc.                                      99,761  6,386,699        0.3%
#*  Tile Shop Holdings, Inc.                                    4,897     87,362        0.0%
*   Tilly's, Inc. Class A                                       6,152     38,696        0.0%
    Time, Inc.                                                 59,311    871,872        0.0%
*   TopBuild Corp.                                              1,521     47,486        0.0%
    Tower International, Inc.                                  30,684    704,198        0.0%
*   Town Sports International Holdings, Inc.                   18,850     62,771        0.0%
*   Townsquare Media, Inc. Class A                                590      6,278        0.0%
*   Trans World Entertainment Corp.                            15,000     58,200        0.0%
#*  TRI Pointe Group, Inc.                                    222,260  2,578,216        0.1%
#*  Tuesday Morning Corp.                                      62,219    540,061        0.0%
#*  Tumi Holdings, Inc.                                        80,872  2,157,665        0.1%
#   Tupperware Brands Corp.                                    71,609  4,158,335        0.2%
*   UCP, Inc. Class A                                           3,195     24,729        0.0%
*   Unifi, Inc.                                                37,068    954,872        0.1%
*   Universal Electronics, Inc.                                27,988  1,858,683        0.1%
    Universal Technical Institute, Inc.                         7,561     29,866        0.0%
*   US Auto Parts Network, Inc.                                16,516     53,512        0.0%
#   Vail Resorts, Inc.                                         41,800  5,418,952        0.3%
*   Vera Bradley, Inc.                                         30,262    530,795        0.0%
#*  Vince Holding Corp.                                        10,743     66,392        0.0%
*   Vista Outdoor, Inc.                                        56,493  2,710,534        0.1%
#   Visteon Corp.                                               3,442    274,224        0.0%
#*  Vitamin Shoppe, Inc.                                       42,033  1,150,443        0.1%
*   VOXX International Corp.                                   30,048    134,916        0.0%
*   WCI Communities, Inc.                                       5,196     83,032        0.0%
#   Wendy's Co. (The)                                         347,849  3,777,640        0.2%
*   West Marine, Inc.                                          48,991    490,890        0.0%
    Weyco Group, Inc.                                          11,227    314,805        0.0%
#*  William Lyon Homes Class A                                 13,545    190,985        0.0%
    Winmark Corp.                                               8,419    801,489        0.0%
#   Winnebago Industries, Inc.                                 56,463  1,221,859        0.1%
    Wolverine World Wide, Inc.                                131,016  2,482,753        0.1%
*   Zagg, Inc.                                                 77,954    624,412        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                               33,787 $    566,946        0.0%
                                                                      ------------       ----
Total Consumer Discretionary                                           366,408,782       16.8%
                                                                      ------------       ----
Consumer Staples -- (3.8%)
    Alico, Inc.                                                 7,443      215,177        0.0%
*   Alliance One International, Inc.                            2,961       75,535        0.0%
    Andersons, Inc. (The)                                      38,223    1,280,853        0.1%
#   B&G Foods, Inc.                                            81,354    3,352,598        0.2%
#*  Boston Beer Co., Inc. (The) Class A                         8,600    1,342,288        0.1%
*   Bridgford Foods Corp.                                       6,838       83,697        0.0%
#   Cal-Maine Foods, Inc.                                      61,231    3,108,086        0.1%
    Calavo Growers, Inc.                                       28,073    1,604,933        0.1%
    Casey's General Stores, Inc.                               41,226    4,617,312        0.2%
*   CCA Industries, Inc.                                       12,833       42,734        0.0%
*   Central Garden & Pet Co.                                   27,336      444,757        0.0%
*   Central Garden & Pet Co. Class A                           76,906    1,252,799        0.1%
#*  Chefs' Warehouse, Inc. (The)                               36,738      707,941        0.0%
    Coca-Cola Bottling Co. Consolidated                        12,876    2,052,048        0.1%
#*  Craft Brew Alliance, Inc.                                  40,679      346,585        0.0%
*   Darling Ingredients, Inc.                                 156,351    2,265,526        0.1%
#   Dean Foods Co.                                            152,908    2,634,605        0.1%
#*  Elizabeth Arden, Inc.                                       3,396       34,741        0.0%
#*  Farmer Brothers Co.                                        26,804      809,749        0.0%
#   Fresh Del Monte Produce, Inc.                              91,010    3,937,093        0.2%
#   Golden Enterprises, Inc.                                    3,061       17,540        0.0%
*   HRG Group, Inc.                                            52,919      762,034        0.0%
    Ingles Markets, Inc. Class A                               31,886    1,150,128        0.1%
    Inter Parfums, Inc.                                        63,168    1,934,204        0.1%
#*  Inventure Foods, Inc.                                       3,653       26,155        0.0%
    J&J Snack Foods Corp.                                      26,004    2,629,785        0.1%
    John B Sanfilippo & Son, Inc.                              18,497    1,023,439        0.0%
#   Lancaster Colony Corp.                                     38,638    4,501,327        0.2%
*   Landec Corp.                                               62,762      706,073        0.0%
#*  Lifevantage Corp.                                           3,000       27,090        0.0%
*   Lifeway Foods, Inc.                                        28,187      273,414        0.0%
#   Limoneira Co.                                                 483        8,641        0.0%
*   Mannatech, Inc.                                               840       17,506        0.0%
    Medifast, Inc.                                             36,994    1,166,421        0.1%
#   MGP Ingredients, Inc.                                      44,536    1,176,641        0.1%
#*  National Beverage Corp.                                    81,150    3,792,951        0.2%
*   Natural Alternatives International, Inc.                   15,584      163,788        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                    9,581      128,002        0.0%
    Nature's Sunshine Products, Inc.                            2,185       20,932        0.0%
#   Nu Skin Enterprises, Inc. Class A                          12,563      512,194        0.0%
*   Nutraceutical International Corp.                          26,269      619,686        0.0%
    Oil-Dri Corp. of America                                   12,931      431,378        0.0%
*   Omega Protein Corp.                                        49,304      916,561        0.0%
#   Orchids Paper Products Co.                                 12,523      384,080        0.0%
#*  Post Holdings, Inc.                                        82,864    5,952,950        0.3%
#   PriceSmart, Inc.                                           42,197    3,651,728        0.2%
*   Primo Water Corp.                                          11,055      121,605        0.0%
*   Revlon, Inc. Class A                                       77,452    2,821,576        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
    Rocky Mountain Chocolate Factory, Inc.                      9,933 $   100,224        0.0%
    Sanderson Farms, Inc.                                      32,064   2,941,551        0.1%
*   Seaboard Corp.                                                 99     297,297        0.0%
*   Seneca Foods Corp. Class A                                 18,771     611,747        0.0%
*   Seneca Foods Corp. Class B                                  1,443      47,662        0.0%
    Snyder's-Lance, Inc.                                      133,566   4,270,105        0.2%
    SpartanNash Co.                                            76,960   2,131,792        0.1%
#*  SUPERVALU, Inc.                                           249,378   1,254,371        0.1%
*   Tofutti Brands, Inc.                                        7,749      21,310        0.0%
#   Tootsie Roll Industries, Inc.                              36,045   1,284,644        0.1%
#*  TreeHouse Foods, Inc.                                      50,410   4,456,244        0.2%
#*  United Natural Foods, Inc.                                 57,900   2,065,293        0.1%
    United-Guardian, Inc.                                      13,162     236,916        0.0%
#   Universal Corp.                                            33,750   1,841,062        0.1%
#*  USANA Health Sciences, Inc.                                26,952   3,192,195        0.1%
#   Vector Group, Ltd.                                        158,658   3,427,013        0.2%
    Village Super Market, Inc. Class A                          9,854     240,438        0.0%
    WD-40 Co.                                                  17,475   1,787,692        0.1%
    Weis Markets, Inc.                                         31,449   1,431,558        0.1%
                                                                      -----------        ---
Total Consumer Staples                                                 96,786,000        4.4%
                                                                      -----------        ---
Energy -- (3.2%)
    Adams Resources & Energy, Inc.                              7,318     294,549        0.0%
#   Alon USA Energy, Inc.                                     109,643   1,151,251        0.1%
    Archrock, Inc.                                             79,065     778,790        0.0%
#   Atwood Oceanics, Inc.                                      37,919     366,297        0.0%
*   Barnwell Industries, Inc.                                   8,064      13,709        0.0%
#*  Basic Energy Services, Inc.                                29,815      95,408        0.0%
#*  Bill Barrett Corp.                                         26,982     214,777        0.0%
#*  Bonanza Creek Energy, Inc.                                  1,190       4,617        0.0%
#   Bristow Group, Inc.                                        37,185     852,280        0.0%
*   Callon Petroleum Co.                                      157,437   1,654,663        0.1%
#   CARBO Ceramics, Inc.                                       12,224     181,526        0.0%
#*  Carrizo Oil & Gas, Inc.                                    25,807     912,794        0.0%
#*  Clayton Williams Energy, Inc.                              17,125     310,476        0.0%
#*  Clean Energy Fuels Corp.                                   63,636     181,999        0.0%
#   CONSOL Energy, Inc.                                        28,979     436,134        0.0%
*   Contango Oil & Gas Co.                                     20,272     255,022        0.0%
    CVR Energy, Inc.                                            5,515     133,904        0.0%
*   Dawson Geophysical Co.                                     13,173      67,709        0.0%
    Delek US Holdings, Inc.                                    85,275   1,355,020        0.1%
    DHT Holdings, Inc.                                        190,797   1,095,175        0.1%
    Diamond Offshore Drilling, Inc.                            27,686     671,662        0.0%
#*  Dorian LPG, Ltd.                                            2,604      26,457        0.0%
#*  Dril-Quip, Inc.                                            71,288   4,620,888        0.2%
*   ENGlobal Corp.                                             39,646      55,108        0.0%
#   EnLink Midstream LLC                                       89,120   1,277,090        0.1%
*   Era Group, Inc.                                            14,796     141,006        0.0%
    Evolution Petroleum Corp.                                  16,274      90,158        0.0%
*   Exterran Corp.                                             45,712     699,394        0.0%
*   Fairmount Santrol Holdings, Inc.                            2,298       9,192        0.0%
#*  Forum Energy Technologies, Inc.                            39,528     661,699        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Energy -- (Continued)
#   GasLog, Ltd.                                               52,543 $  673,076        0.0%
#*  Geospace Technologies Corp.                                13,874    226,979        0.0%
    Green Plains, Inc.                                         69,992  1,266,855        0.1%
    Gulf Island Fabrication, Inc.                              12,282     92,238        0.0%
#*  Gulfmark Offshore, Inc. Class A                             3,170     21,493        0.0%
*   Gulfport Energy Corp.                                      12,319    385,585        0.0%
#   Hallador Energy Co.                                         2,560     11,955        0.0%
#*  Harvest Natural Resources, Inc.                            29,348     16,728        0.0%
*   Helix Energy Solutions Group, Inc.                        117,127  1,010,806        0.1%
*   HKN, Inc.                                                     753     13,893        0.0%
#*  Hornbeck Offshore Services, Inc.                           39,200    460,208        0.0%
#*  Kosmos Energy, Ltd.                                        35,985    233,183        0.0%
#*  Laredo Petroleum, Inc.                                     43,999    535,908        0.0%
#*  Matador Resources Co.                                      27,730    597,581        0.0%
*   Matrix Service Co.                                         62,462  1,176,784        0.1%
*   Mitcham Industries, Inc.                                   19,337     71,934        0.0%
#   Murphy Oil Corp.                                          114,500  4,092,230        0.2%
    Nabors Industries, Ltd.                                    24,412    239,238        0.0%
*   Natural Gas Services Group, Inc.                           27,113    623,328        0.0%
*   Newpark Resources, Inc.                                   149,374    697,577        0.0%
#   Noble Corp. P.L.C.                                        178,562  2,005,251        0.1%
#*  Nordic American Offshore, Ltd.                                113        643        0.0%
*   Northern Oil and Gas, Inc.                                  2,727     14,889        0.0%
#*  Oil States International, Inc.                             33,306  1,153,720        0.1%
#   Overseas Shipholding Group, Inc. Class A                    3,171      6,437        0.0%
    Overseas Shipholding Group, Inc. Class B                   31,716     70,409        0.0%
    Panhandle Oil and Gas, Inc. Class A                        30,966    584,948        0.0%
#*  Par Pacific Holdings, Inc.                                  8,260    157,849        0.0%
*   Parker Drilling Co.                                       138,342    423,326        0.0%
*   Parsley Energy, Inc. Class A                              176,689  4,138,056        0.2%
#   Patterson-UTI Energy, Inc.                                258,733  5,109,977        0.2%
    PBF Energy, Inc. Class A                                  149,766  4,819,470        0.2%
#*  PDC Energy, Inc.                                           86,705  5,444,207        0.3%
*   PHI, Inc. Non-voting                                       18,284    409,927        0.0%
*   PHI, Inc. Voting                                              200      4,184        0.0%
*   Pioneer Energy Services Corp.                              59,606    185,375        0.0%
    QEP Resources, Inc.                                       111,614  2,001,239        0.1%
*   Renewable Energy Group, Inc.                               72,377    703,504        0.0%
#*  REX American Resources Corp.                               18,425  1,001,767        0.1%
*   Rice Energy, Inc.                                          40,144    694,893        0.0%
*   RigNet, Inc.                                               10,356    177,088        0.0%
*   Ring Energy, Inc.                                           4,991     35,935        0.0%
#   Rowan Cos. P.L.C. Class A                                 187,432  3,525,596        0.2%
#   RPC, Inc.                                                 103,642  1,567,067        0.1%
#*  RSP Permian, Inc.                                          73,674  2,255,161        0.1%
    Scorpio Tankers, Inc.                                     195,385  1,223,110        0.1%
#*  SEACOR Holdings, Inc.                                      19,648  1,154,713        0.1%
    SemGroup Corp. Class A                                     42,292  1,296,673        0.1%
#   Ship Finance International, Ltd.                           79,086  1,199,735        0.1%
#   SM Energy Co.                                              29,731    926,418        0.1%
#*  Stone Energy Corp.                                         29,870     29,276        0.0%
    Superior Energy Services, Inc.                             63,996  1,078,972        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
#*  Synergy Resources Corp.                                   150,147 $ 1,084,061        0.1%
#   Teekay Corp.                                               13,734     153,821        0.0%
#   Teekay Tankers, Ltd. Class A                               85,177     335,597        0.0%
    Tesco Corp.                                                46,666     441,460        0.0%
*   TETRA Technologies, Inc.                                  148,797   1,071,338        0.1%
#   Tidewater, Inc.                                            16,185     141,781        0.0%
*   Unit Corp.                                                 17,359     219,765        0.0%
#   US Silica Holdings, Inc.                                    7,707     196,914        0.0%
#*  Vaalco Energy, Inc.                                        12,828      15,778        0.0%
    Western Refining, Inc.                                    111,876   2,993,802        0.1%
*   Willbros Group, Inc.                                       12,308      39,386        0.0%
    World Fuel Services Corp.                                  10,400     485,992        0.0%
*   WPX Energy, Inc.                                           61,155     590,757        0.0%
                                                                      -----------        ---
Total Energy                                                           82,226,600        3.8%
                                                                      -----------        ---
Financials -- (18.1%)
#*  1st Constitution Bancorp                                      170       2,132        0.0%
    1st Source Corp.                                           55,678   1,917,550        0.1%
    A-Mark Precious Metals, Inc.                                2,228      45,629        0.0%
#   Access National Corp.                                       7,530     148,040        0.0%
    Alexander & Baldwin, Inc.                                  71,938   2,750,909        0.1%
#*  Altisource Asset Management Corp.                           2,193      36,733        0.0%
#*  Altisource Portfolio Solutions SA                          23,107     723,018        0.0%
*   Ambac Financial Group, Inc.                                40,515     657,558        0.0%
    American Equity Investment Life Holding Co.               116,240   1,627,360        0.1%
*   American Independence Corp.                                 1,081      23,577        0.0%
    American National Bankshares, Inc.                          4,836     129,266        0.0%
    American National Insurance Co.                             7,231     839,664        0.0%
*   American River Bankshares                                   1,668      16,880        0.0%
    Ameris Bancorp                                             61,629   1,935,151        0.1%
    AMERISAFE, Inc.                                            45,008   2,425,031        0.1%
    AmeriServ Financial, Inc.                                  62,491     192,472        0.0%
    AmTrust Financial Services, Inc.                           66,206   1,645,219        0.1%
    Argo Group International Holdings, Ltd.                    47,584   2,615,692        0.1%
#   Arrow Financial Corp.                                      30,599     861,668        0.0%
#   Artisan Partners Asset Management, Inc. Class A            31,795   1,027,296        0.1%
    Aspen Insurance Holdings, Ltd.                            106,494   4,935,997        0.2%
#   Associated Banc-Corp                                      252,334   4,602,572        0.2%
*   Associated Capital Group, Inc. Class A                      4,608     140,406        0.0%
*   Asta Funding, Inc.                                         29,877     299,069        0.0%
    Astoria Financial Corp.                                   171,851   2,584,639        0.1%
    Atlantic American Corp.                                     4,900      20,041        0.0%
*   Atlantic Coast Financial Corp.                              2,377      15,260        0.0%
*   Atlanticus Holdings Corp.                                  19,846      59,935        0.0%
*   Atlas Financial Holdings, Inc.                              4,358      76,570        0.0%
    Auburn National Bancorporation, Inc.                          300       8,250        0.0%
#*  AV Homes, Inc.                                              9,119     104,869        0.0%
    Baldwin & Lyons, Inc. Class A                                 550      12,953        0.0%
    Baldwin & Lyons, Inc. Class B                              18,373     449,036        0.0%
    Banc of California, Inc.                                   29,220     594,627        0.0%
    BancFirst Corp.                                            21,645   1,349,999        0.1%
*   Bancorp, Inc. (The)                                        55,286     313,472        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    BancorpSouth, Inc.                                        156,548 $3,677,313        0.2%
    Bank Mutual Corp.                                          38,741    313,027        0.0%
    Bank of Commerce Holdings                                     400      2,512        0.0%
#   Bank of Hawaii Corp.                                       77,207  5,281,731        0.2%
#   Bank of Marin Bancorp                                       1,316     64,510        0.0%
#   Bank of the Ozarks, Inc.                                   96,918  4,002,713        0.2%
    BankFinancial Corp.                                        33,214    410,525        0.0%
    Banner Corp.                                               47,446  2,029,740        0.1%
    Bar Harbor Bankshares                                       6,345    220,171        0.0%
    BB&T Corp.                                                 18,369    649,895        0.0%
    BBCN Bancorp, Inc.                                        137,841  2,153,076        0.1%
#*  BBX Capital Corp. Class A                                     232      3,577        0.0%
    BCB Bancorp, Inc.                                           3,171     32,091        0.0%
    Bear State Financial, Inc.                                    439      4,320        0.0%
*   Beneficial Bancorp, Inc.                                   95,280  1,323,439        0.1%
    Berkshire Bancorp, Inc.                                       150      1,163        0.0%
    Berkshire Hills Bancorp, Inc.                              44,532  1,208,598        0.1%
    BGC Partners, Inc. Class A                                233,242  2,117,837        0.1%
#   Blue Hills Bancorp, Inc.                                    1,295     18,881        0.0%
    BNC Bancorp                                                 7,442    166,403        0.0%
#*  BofI Holding, Inc.                                        104,916  2,137,139        0.1%
    Boston Private Financial Holdings, Inc.                   191,899  2,345,006        0.1%
#   Bridge Bancorp, Inc.                                        3,288    100,087        0.0%
    Brookline Bancorp, Inc.                                   132,821  1,511,503        0.1%
    Bryn Mawr Bank Corp.                                       27,745    788,513        0.0%
*   BSB Bancorp, Inc.                                             501     11,909        0.0%
    C&F Financial Corp.                                           384     14,972        0.0%
    Calamos Asset Management, Inc. Class A                     29,630    244,151        0.0%
    California First National Bancorp                           3,097     45,743        0.0%
    Camden National Corp.                                      13,537    588,995        0.0%
    Cape Bancorp, Inc.                                          2,957     43,143        0.0%
    Capital Bank Financial Corp. Class A                       21,343    645,199        0.0%
    Capital City Bank Group, Inc.                               9,087    134,669        0.0%
*   Capital Properties, Inc. Class A                              550      5,561        0.0%
    Capitol Federal Financial, Inc.                           228,474  3,036,419        0.1%
    Cardinal Financial Corp.                                   72,600  1,606,638        0.1%
*   Cascade Bancorp                                            63,778    385,857        0.0%
    Cash America International, Inc.                           54,688  2,021,268        0.1%
    Cathay General Bancorp                                    161,692  4,934,840        0.2%
    CenterState Banks, Inc.                                    49,467    805,817        0.0%
    Central Pacific Financial Corp.                            30,557    713,200        0.0%
    Century Bancorp, Inc. Class A                               1,209     51,383        0.0%
    Charter Financial Corp.                                     6,556     82,147        0.0%
    Chemical Financial Corp.                                   45,489  1,749,507        0.1%
    Chicopee Bancorp, Inc.                                      2,287     41,578        0.0%
#   Citizens & Northern Corp.                                   4,010     80,962        0.0%
    Citizens Community Bancorp, Inc.                           17,782    163,061        0.0%
    Citizens Holding Co.                                          592     13,095        0.0%
#*  Citizens, Inc.                                            100,100    815,815        0.0%
#   City Holding Co.                                           36,845  1,809,826        0.1%
    CKX Lands, Inc.                                               702      8,182        0.0%
    Clifton Bancorp, Inc.                                      53,560    796,973        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
#   CNB Financial Corp.                                        10,788 $  192,997        0.0%
    CNO Financial Group, Inc.                                 336,171  6,175,461        0.3%
    CoBiz Financial, Inc.                                      89,745  1,086,812        0.1%
    Codorus Valley Bancorp, Inc.                                1,825     38,216        0.0%
    Cohen & Steers, Inc.                                        4,311    169,293        0.0%
*   Colony Bankcorp, Inc.                                       1,629     15,785        0.0%
    Columbia Banking System, Inc.                             100,997  2,978,402        0.1%
    Commercial National Financial Corp.                           700     14,700        0.0%
#   Community Bank System, Inc.                                67,280  2,662,270        0.1%
    Community Trust Bancorp, Inc.                              42,011  1,506,935        0.1%
    Community West Bancshares                                   1,200      8,712        0.0%
    ConnectOne Bancorp, Inc.                                   37,010    636,942        0.0%
#   Consolidated-Tomoka Land Co.                               13,475    664,317        0.0%
*   Consumer Portfolio Services, Inc.                          43,017    169,917        0.0%
#*  Cowen Group, Inc. Class A                                 151,478    527,901        0.0%
    Crawford & Co. Class A                                     62,652    391,575        0.0%
#   Crawford & Co. Class B                                     46,636    314,327        0.0%
#*  Credit Acceptance Corp.                                     4,645    911,674        0.0%
*   CU Bancorp                                                  1,000     23,040        0.0%
*   Customers Bancorp, Inc.                                    28,210    732,896        0.0%
#   CVB Financial Corp.                                       176,960  3,040,173        0.1%
    Diamond Hill Investment Group, Inc.                         6,604  1,157,417        0.1%
    Dime Community Bancshares, Inc.                            76,658  1,388,276        0.1%
    Donegal Group, Inc. Class A                                40,897    626,133        0.0%
    Donegal Group, Inc. Class B                                   870     12,741        0.0%
#*  Eagle Bancorp, Inc.                                        20,179  1,023,075        0.1%
    Eastern Virginia Bankshares, Inc.                             822      5,770        0.0%
#*  eHealth, Inc.                                              22,139    247,735        0.0%
    EMC Insurance Group, Inc.                                  42,825  1,133,149        0.1%
#*  Emergent Capital, Inc.                                      1,624      7,113        0.0%
    Employers Holdings, Inc.                                   54,960  1,632,312        0.1%
#*  Encore Capital Group, Inc.                                 43,194  1,215,911        0.1%
    Endurance Specialty Holdings, Ltd.                        120,463  7,707,223        0.4%
*   Enova International, Inc.                                  25,823    227,501        0.0%
#*  Enstar Group, Ltd.                                         16,091  2,549,458        0.1%
#   Enterprise Bancorp, Inc.                                    2,244     54,148        0.0%
    Enterprise Financial Services Corp.                        37,767  1,033,683        0.1%
    ESSA Bancorp, Inc.                                         11,338    153,630        0.0%
    Evans Bancorp, Inc.                                         1,635     39,894        0.0%
    EverBank Financial Corp.                                  127,337  1,920,242        0.1%
#   Evercore Partners, Inc. Class A                            50,694  2,617,838        0.1%
#*  Ezcorp, Inc. Class A                                       39,386    194,961        0.0%
#   Farmers Capital Bank Corp.                                  2,243     63,051        0.0%
    Farmers National Banc Corp.                                 1,691     15,726        0.0%
    FBL Financial Group, Inc. Class A                          40,672  2,459,436        0.1%
*   FCB Financial Holdings, Inc. Class A                        2,842     99,328        0.0%
    Federal Agricultural Mortgage Corp. Class A                 1,115     42,783        0.0%
    Federal Agricultural Mortgage Corp. Class C                23,362    950,366        0.1%
    Federated Investors, Inc. Class B                          65,759  2,077,984        0.1%
    Federated National Holding Co.                             24,236    461,696        0.0%
    Fidelity Southern Corp.                                    22,451    362,808        0.0%
    Financial Institutions, Inc.                               27,921    781,788        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   First Acceptance Corp.                                    115,914 $  201,690        0.0%
    First American Financial Corp.                            120,655  4,345,993        0.2%
*   First BanCorp(318672706)                                   92,151    359,389        0.0%
    First Bancorp(318910106)                                   18,661    380,684        0.0%
    First Bancorp, Inc.                                         6,774    134,464        0.0%
    First Bancshares, Inc. (The)                                  300      4,920        0.0%
    First Busey Corp.                                          50,513  1,032,486        0.1%
#   First Business Financial Services, Inc.                     2,374     60,086        0.0%
#   First Cash Financial Services, Inc.                        37,518  1,715,698        0.1%
    First Citizens BancShares, Inc. Class A                     4,345  1,107,975        0.1%
    First Commonwealth Financial Corp.                        156,095  1,432,952        0.1%
    First Community Bancshares, Inc.                           37,579    782,019        0.0%
    First Connecticut Bancorp., Inc.                            5,840    100,623        0.0%
    First Defiance Financial Corp.                             24,297    961,675        0.1%
    First Federal of Northern Michigan Bancorp, Inc.            2,000     14,000        0.0%
    First Financial Bancorp                                   105,801  2,063,119        0.1%
#   First Financial Bankshares, Inc.                           62,558  2,025,628        0.1%
    First Financial Corp.                                      25,478    902,686        0.0%
    First Financial Northwest, Inc.                            33,971    463,364        0.0%
#   First Horizon National Corp.                              360,615  5,077,459        0.2%
    First Interstate BancSystem, Inc. Class A                  38,696  1,048,662        0.1%
    First Merchants Corp.                                      71,810  1,841,926        0.1%
    First Midwest Bancorp, Inc.                               131,220  2,424,946        0.1%
*   First NBC Bank Holding Co.                                 17,220    374,363        0.0%
#   First Niagara Financial Group, Inc.                       248,404  2,623,146        0.1%
#   First of Long Island Corp. (The)                            1,965     60,149        0.0%
    First South Bancorp, Inc.                                   3,490     30,014        0.0%
*   First United Corp.                                          1,700     19,091        0.0%
    FirstMerit Corp.                                          191,608  4,246,033        0.2%
*   Flagstar Bancorp, Inc.                                     48,590  1,150,125        0.1%
    Flushing Financial Corp.                                   75,448  1,505,188        0.1%
    FNB Corp.                                                 409,087  5,408,130        0.3%
#*  Forestar Group, Inc.                                       45,432    613,332        0.0%
    Fox Chase Bancorp, Inc.                                    33,410    658,511        0.0%
*   FRP Holdings, Inc.                                         15,959    582,184        0.0%
#   Fulton Financial Corp.                                    322,255  4,508,347        0.2%
    Gain Capital Holdings, Inc.                                49,792    341,075        0.0%
    GAMCO Investors, Inc. Class A                               4,608    182,339        0.0%
    German American Bancorp, Inc.                              29,938    964,902        0.1%
    Glacier Bancorp, Inc.                                     122,952  3,183,227        0.2%
*   Global Indemnity P.L.C.                                    23,351    734,389        0.0%
    Great Southern Bancorp, Inc.                               30,592  1,158,213        0.1%
#*  Green Dot Corp. Class A                                    65,251  1,450,530        0.1%
#   Greenhill & Co., Inc.                                      21,434    471,977        0.0%
*   Greenlight Capital Re, Ltd. Class A                        42,697    919,266        0.0%
    Griffin Industrial Realty, Inc.                             3,886     99,870        0.0%
    Guaranty Bancorp                                           18,072    296,742        0.0%
    Guaranty Federal Bancshares, Inc.                           2,022     32,858        0.0%
*   Hallmark Financial Services, Inc.                          31,921    360,388        0.0%
#   Hancock Holding Co.                                       113,385  2,944,608        0.1%
    Hanmi Financial Corp.                                      80,861  1,869,506        0.1%
#   Hanover Insurance Group, Inc. (The)                        63,118  5,413,000        0.3%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Harleysville Savings Financial Corp.                          101 $    1,872        0.0%
    Hawthorn Bancshares, Inc.                                   1,880     28,200        0.0%
#   HCI Group, Inc.                                            31,322    938,407        0.1%
    Heartland Financial USA, Inc.                              35,926  1,203,880        0.1%
    Heritage Commerce Corp.                                    30,570    319,151        0.0%
    Heritage Financial Corp.                                   35,011    645,953        0.0%
#   Heritage Insurance Holdings, Inc.                           6,505     86,451        0.0%
    Heritage Oaks Bancorp                                       1,500     12,525        0.0%
    HF Financial Corp.                                          2,659     53,446        0.0%
    HFF, Inc. Class A                                          61,259  1,949,874        0.1%
#*  Hilltop Holdings, Inc.                                    169,255  3,361,404        0.2%
#   Hingham Institution for Savings                               622     79,610        0.0%
*   HMN Financial, Inc.                                         2,746     34,188        0.0%
    Home Bancorp, Inc.                                          1,082     30,209        0.0%
    Home BancShares, Inc.                                     115,038  4,945,484        0.2%
*   HomeStreet, Inc.                                           24,429    526,445        0.0%
*   HomeTrust Bancshares, Inc.                                  7,702    142,872        0.0%
    HopFed Bancorp, Inc.                                        5,577     62,741        0.0%
    Horace Mann Educators Corp.                                77,779  2,418,927        0.1%
    Horizon Bancorp                                             4,175    101,870        0.0%
    Iberiabank Corp.                                           58,787  3,467,845        0.2%
    Independence Holding Co.                                   14,817    227,737        0.0%
    Independent Bank Corp.(453836108)                          41,919  1,971,451        0.1%
    Independent Bank Corp.(453838609)                          21,971    332,861        0.0%
    Independent Bank Group, Inc.                                3,564    130,442        0.0%
    Infinity Property & Casualty Corp.                         17,124  1,372,660        0.1%
#   Interactive Brokers Group, Inc. Class A                   114,563  4,353,394        0.2%
    International Bancshares Corp.                             99,068  2,594,591        0.1%
*   INTL. FCStone, Inc.                                        33,417    912,284        0.0%
    Investment Technology Group, Inc.                          50,219    980,275        0.1%
    Investors Title Co.                                         1,371    130,560        0.0%
#   Janus Capital Group, Inc.                                 197,324  2,880,930        0.1%
*   KCG Holdings, Inc. Class A                                 66,735    914,269        0.0%
    Kearny Financial Corp.                                     84,032  1,060,484        0.1%
    Kemper Corp.                                               75,283  2,330,762        0.1%
    Kennedy-Wilson Holdings, Inc.                              98,460  2,127,721        0.1%
    Kentucky First Federal Bancorp                              3,402     31,843        0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                42,773    114,632        0.0%
#   Lake Shore Bancorp, Inc.                                      338      4,658        0.0%
    Lake Sunapee Bank Group                                     2,734     38,932        0.0%
    Lakeland Bancorp, Inc.                                     65,750    729,167        0.0%
    Lakeland Financial Corp.                                   40,295  1,905,551        0.1%
    Landmark Bancorp, Inc.                                      2,712     69,644        0.0%
    LegacyTexas Financial Group, Inc.                          81,712  2,015,018        0.1%
#*  LendingTree, Inc.                                          16,526  1,478,581        0.1%
    Macatawa Bank Corp.                                        47,465    323,237        0.0%
    Mackinac Financial Corp.                                    7,750     82,305        0.0%
*   Magyar Bancorp, Inc.                                          809      8,211        0.0%
#   Maiden Holdings, Ltd.                                     115,786  1,416,063        0.1%
    MainSource Financial Group, Inc.                           45,798  1,000,686        0.1%
    Manning & Napier, Inc.                                      8,300     70,965        0.0%
#*  Marcus & Millichap, Inc.                                    2,321     58,211        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    MarketAxess Holdings, Inc.                                 48,452 $5,947,968        0.3%
    Marlin Business Services Corp.                             30,229    447,087        0.0%
#   MB Financial, Inc.                                        122,860  4,270,614        0.2%
#*  MBIA, Inc.                                                195,999  1,528,792        0.1%
    MBT Financial Corp.                                         5,135     45,188        0.0%
#   Mercantile Bank Corp.                                      12,831    309,484        0.0%
    Merchants Bancshares, Inc.                                 14,947    454,987        0.0%
#   Mercury General Corp.                                      68,198  3,607,674        0.2%
    Meridian Bancorp, Inc.                                     83,747  1,224,381        0.1%
    Meta Financial Group, Inc.                                  8,560    424,747        0.0%
*   MGIC Investment Corp.                                     216,764  1,567,204        0.1%
#   MidSouth Bancorp, Inc.                                     11,937    108,030        0.0%
    MidWestOne Financial Group, Inc.                            4,319    122,487        0.0%
#   Moelis & Co. Class A                                          496     13,943        0.0%
    MutualFirst Financial, Inc.                                 5,459    143,572        0.0%
    National Bank Holdings Corp. Class A                       29,506    589,825        0.0%
#   National Bankshares, Inc.                                     300     10,797        0.0%
    National General Holdings Corp.                            35,964    726,113        0.0%
    National Interstate Corp.                                  35,492  1,092,799        0.1%
    National Security Group, Inc. (The)                         1,000     15,800        0.0%
    National Western Life Group, Inc. Class A                   1,800    390,060        0.0%
#*  Nationstar Mortgage Holdings, Inc.                            658      7,626        0.0%
*   Navigators Group, Inc. (The)                               21,435  1,770,745        0.1%
    NBT Bancorp, Inc.                                          61,186  1,734,011        0.1%
    Nelnet, Inc. Class A                                       59,149  2,478,935        0.1%
*   NewStar Financial, Inc.                                   108,712  1,045,809        0.1%
*   Nicholas Financial, Inc.                                    1,591     16,896        0.0%
*   NMI Holdings, Inc. Class A                                  4,452     28,003        0.0%
    Northeast Community Bancorp, Inc.                           8,945     60,379        0.0%
    Northfield Bancorp, Inc.                                   78,040  1,237,714        0.1%
    Northrim BanCorp, Inc.                                      5,728    147,782        0.0%
    Northwest Bancshares, Inc.                                179,639  2,518,539        0.1%
    Norwood Financial Corp.                                       633     18,180        0.0%
    Ocean Shore Holding Co.                                       205      3,661        0.0%
#   OceanFirst Financial Corp.                                 42,221    822,465        0.0%
    OFG Bancorp                                                50,685    447,549        0.0%
    Ohio Valley Banc Corp.                                        600     13,140        0.0%
    Old Line Bancshares, Inc.                                     391      7,226        0.0%
#   Old National Bancorp.                                     172,103  2,306,180        0.1%
    Old Second Bancorp, Inc.                                   10,484     75,065        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    39,102    484,865        0.0%
#   Oppenheimer Holdings, Inc. Class A                          6,114     93,422        0.0%
    Opus Bank                                                   7,002    252,912        0.0%
    Oritani Financial Corp.                                    82,720  1,433,538        0.1%
    Pacific Continental Corp.                                  40,343    672,114        0.0%
*   Pacific Mercantile Bancorp                                 22,236    166,992        0.0%
*   Pacific Premier Bancorp, Inc.                              25,403    590,874        0.0%
#   PacWest Bancorp                                            44,968  1,797,821        0.1%
    Park National Corp.                                        15,289  1,403,530        0.1%
    Park Sterling Corp.                                        47,845    349,268        0.0%
    Peapack Gladstone Financial Corp.                           8,007    153,254        0.0%
#   Penns Woods Bancorp, Inc.                                   3,062    127,440        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   PennyMac Financial Services, Inc. Class A                     630 $    8,026        0.0%
    Peoples Bancorp of North Carolina, Inc.                       986     19,040        0.0%
#   Peoples Bancorp, Inc.                                      16,850    362,106        0.0%
*   PHH Corp.                                                  55,830    716,299        0.0%
*   Phoenix Cos., Inc. (The)                                    3,700    136,937        0.0%
*   PICO Holdings, Inc.                                        25,859    256,780        0.0%
    Pinnacle Financial Partners, Inc.                          76,811  3,776,797        0.2%
*   Piper Jaffray Cos.                                         17,595    733,887        0.0%
    Popular, Inc.                                              77,549  2,304,756        0.1%
#*  PRA Group, Inc.                                            56,103  1,861,498        0.1%
    Preferred Bank                                             10,779    342,341        0.0%
    Premier Financial Bancorp, Inc.                             7,377    117,737        0.0%
#   Primerica, Inc.                                            81,641  4,046,128        0.2%
#   PrivateBancorp, Inc.                                      127,334  5,298,368        0.3%
    ProAssurance Corp.                                         82,860  3,954,908        0.2%
#   Prosperity Bancshares, Inc.                                 8,768    462,687        0.0%
    Provident Financial Holdings, Inc.                          4,854     83,974        0.0%
    Provident Financial Services, Inc.                         98,410  1,966,232        0.1%
    Prudential Bancorp, Inc.                                    1,711     24,553        0.0%
    Pulaski Financial Corp.                                    10,509    169,931        0.0%
    Pzena Investment Management, Inc. Class A                  18,833    170,627        0.0%
    QCR Holdings, Inc.                                            855     22,033        0.0%
    Radian Group, Inc.                                        324,032  4,144,369        0.2%
#   RE/MAX Holdings, Inc. Class A                               3,457    127,218        0.0%
*   Regional Management Corp.                                   4,871     80,469        0.0%
    RenaissanceRe Holdings, Ltd.                               22,144  2,455,991        0.1%
    Renasant Corp.                                             78,372  2,691,294        0.1%
    Republic Bancorp, Inc. Class A                             38,176  1,042,587        0.1%
*   Republic First Bancorp, Inc.                               13,084     60,841        0.0%
    Resource America, Inc. Class A                             24,524    154,992        0.0%
    Riverview Bancorp, Inc.                                     6,295     27,446        0.0%
#   RLI Corp.                                                  70,858  4,405,950        0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A             11,622     34,285        0.0%
    S&T Bancorp, Inc.                                          61,185  1,570,619        0.1%
#*  Safeguard Scientifics, Inc.                                46,975    648,255        0.0%
    Safety Insurance Group, Inc.                               33,272  1,883,528        0.1%
    Salisbury Bancorp, Inc.                                       276      8,832        0.0%
    Sandy Spring Bancorp, Inc.                                 56,056  1,602,641        0.1%
*   Seacoast Banking Corp. of Florida                          23,712    384,609        0.0%
*   Security National Financial Corp. Class A                   3,165     15,572        0.0%
*   Select Bancorp, Inc.                                        1,478     12,105        0.0%
#   Selective Insurance Group, Inc.                            77,245  2,681,174        0.1%
#   ServisFirst Bancshares, Inc.                                3,428    168,932        0.0%
    Shore Bancshares, Inc.                                      3,396     39,869        0.0%
    SI Financial Group, Inc.                                   34,659    482,453        0.0%
*   Siebert Financial Corp.                                     7,500      9,300        0.0%
    Sierra Bancorp                                             19,374    341,176        0.0%
    Silvercrest Asset Management Group, Inc. Class A            1,000     13,040        0.0%
    Simmons First National Corp. Class A                       43,163  2,015,712        0.1%
    South State Corp.                                          44,862  3,139,443        0.2%
*   Southern First Bancshares, Inc.                             2,435     62,093        0.0%
    Southern Missouri Bancorp, Inc.                               800     19,816        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Southern National Bancorp of Virginia, Inc.                   342 $    4,207        0.0%
#   Southside Bancshares, Inc.                                 52,242  1,525,989        0.1%
    Southwest Bancorp, Inc.                                    39,847    639,544        0.0%
    Southwest Georgia Financial Corp.                           1,439     21,261        0.0%
    State Auto Financial Corp.                                 33,371    684,439        0.0%
#   State Bank Financial Corp.                                 17,277    360,744        0.0%
    State National Cos., Inc.                                   3,439     38,792        0.0%
    Sterling Bancorp                                          216,831  3,543,019        0.2%
    Stewart Information Services Corp.                         40,301  1,403,281        0.1%
#*  Stifel Financial Corp.                                     65,436  2,153,499        0.1%
    Stock Yards Bancorp, Inc.                                  30,319  1,226,100        0.1%
*   Stratus Properties, Inc.                                   11,901    284,434        0.0%
    Suffolk Bancorp                                            18,191    436,402        0.0%
    Summit Financial Group, Inc.                                  578     10,797        0.0%
    Summit State Bank                                             800     11,300        0.0%
*   Sun Bancorp, Inc.                                          13,952    299,828        0.0%
    Sussex Bancorp                                              1,111     14,943        0.0%
    Synovus Financial Corp.                                    47,535  1,481,191        0.1%
    Talmer Bancorp, Inc. Class A                               15,256    295,966        0.0%
    TCF Financial Corp.                                       235,045  3,206,014        0.2%
*   Tejon Ranch Co.                                            32,500    731,900        0.0%
    Territorial Bancorp, Inc.                                  18,609    488,114        0.0%
#*  Texas Capital Bancshares, Inc.                             65,498  3,001,118        0.1%
    TheStreet, Inc.                                            35,261     38,787        0.0%
    Timberland Bancorp, Inc.                                    7,280    100,610        0.0%
    Tiptree Financial, Inc. Class A                            58,786    325,087        0.0%
    Tompkins Financial Corp.                                   26,611  1,738,763        0.1%
    Towne Bank                                                 41,383    869,043        0.0%
    Trico Bancshares                                           34,902    939,562        0.1%
#*  TriState Capital Holdings, Inc.                             9,013    120,414        0.0%
    TrustCo Bank Corp. NY                                     190,828  1,223,207        0.1%
#   Trustmark Corp.                                           122,128  2,993,357        0.1%
#   UMB Financial Corp.                                        77,529  4,322,242        0.2%
#   Umpqua Holdings Corp.                                     151,578  2,399,480        0.1%
*   Unico American Corp.                                        4,300     48,375        0.0%
    Union Bankshares Corp.                                     91,372  2,413,135        0.1%
    United Bancshares, Inc.                                       110      2,002        0.0%
#   United Bankshares, Inc.                                   115,267  4,459,680        0.2%
    United Community Banks, Inc.                               84,057  1,692,067        0.1%
    United Community Financial Corp.                           34,354    204,063        0.0%
    United Financial Bancorp, Inc.                            147,770  1,918,055        0.1%
    United Fire Group, Inc.                                    35,514  1,591,737        0.1%
#   United Insurance Holdings Corp.                            30,564    498,499        0.0%
*   United Security Bancshares                                  6,975     37,526        0.0%
    Unity Bancorp, Inc.                                         6,362     74,817        0.0%
    Universal Insurance Holdings, Inc.                         95,055  1,673,919        0.1%
    Univest Corp. of Pennsylvania                              21,566    425,713        0.0%
    Validus Holdings, Ltd.                                      8,280    381,625        0.0%
#   Valley National Bancorp                                   427,473  4,043,895        0.2%
    Value Line, Inc.                                            4,536     74,345        0.0%
#   Virtus Investment Partners, Inc.                           15,936  1,246,514        0.1%
    VSB Bancorp, Inc.                                             478      5,865        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Financials -- (Continued)
*   Walker & Dunlop, Inc.                                      57,225 $  1,261,811        0.1%
    Washington Federal, Inc.                                  213,015    5,174,134        0.2%
#   Washington Trust Bancorp, Inc.                             37,010    1,355,676        0.1%
    WashingtonFirst Bankshares, Inc.                              913       20,269        0.0%
    Waterstone Financial, Inc.                                 73,674    1,032,909        0.1%
    Wayne Savings Bancshares, Inc.                                132        1,775        0.0%
#   Webster Financial Corp.                                   144,207    5,283,744        0.2%
    WesBanco, Inc.                                             66,703    2,143,167        0.1%
    West BanCorp, Inc.                                         39,760      741,524        0.0%
#   Westamerica Bancorporation                                 36,473    1,776,965        0.1%
*   Western Alliance Bancorp                                  163,870    5,994,365        0.3%
    Westfield Financial, Inc.                                  22,034      168,780        0.0%
    Westwood Holdings Group, Inc.                              14,454      831,828        0.0%
    Wilshire Bancorp, Inc.                                    187,313    2,017,361        0.1%
    Wintrust Financial Corp.                                   78,019    4,058,548        0.2%
#   WisdomTree Investments, Inc.                              126,705    1,379,817        0.1%
*   World Acceptance Corp.                                     21,517      933,623        0.1%
    WSFS Financial Corp.                                       26,606      908,329        0.0%
    WVS Financial Corp.                                           700        8,337        0.0%
    Yadkin Financial Corp.                                     24,310      608,236        0.0%
                                                                      ------------       ----
Total Financials                                                       459,786,374       21.0%
                                                                      ------------       ----
Health Care -- (7.6%)
    Abaxis, Inc.                                               20,277      918,954        0.0%
*   Accuray, Inc.                                               9,624       51,585        0.0%
#   Aceto Corp.                                                70,011    1,570,347        0.1%
*   Acorda Therapeutics, Inc.                                  18,229      471,220        0.0%
#   Adcare Health Systems, Inc.                                 1,300        2,886        0.0%
*   Addus HomeCare Corp.                                       15,734      291,079        0.0%
#*  Advaxis, Inc.                                               6,664       51,579        0.0%
#*  Air Methods Corp.                                          71,032    2,626,763        0.1%
#*  Akorn, Inc.                                                44,725    1,138,251        0.1%
#*  Albany Molecular Research, Inc.                            84,130    1,266,156        0.1%
*   Alere, Inc.                                                40,491    1,579,149        0.1%
*   Alliance HealthCare Services, Inc.                          8,794       63,229        0.0%
#*  Allscripts Healthcare Solutions, Inc.                     289,916    3,884,874        0.2%
*   Almost Family, Inc.                                        16,204      680,730        0.0%
#*  AMAG Pharmaceuticals, Inc.                                 18,629      494,041        0.0%
#*  Amedisys, Inc.                                             64,588    3,325,636        0.2%
*   AMN Healthcare Services, Inc.                              86,819    3,082,943        0.1%
#*  Amphastar Pharmaceuticals, Inc.                            11,265      138,559        0.0%
#*  Amsurg Corp.                                               71,995    5,830,155        0.3%
    Analogic Corp.                                             19,518    1,541,727        0.1%
*   AngioDynamics, Inc.                                        56,468      691,733        0.0%
#*  Anika Therapeutics, Inc.                                   38,035    1,736,678        0.1%
#*  Aralez Pharmaceuticals, Inc.                               30,180      118,004        0.0%
*   Arrhythmia Research Technology, Inc.                        6,700       27,637        0.0%
*   Assembly Biosciences, Inc.                                  2,702       16,212        0.0%
#*  Atara Biotherapeutics, Inc.                                 3,802       68,474        0.0%
    Atrion Corp.                                                3,399    1,350,423        0.1%
#*  BioScrip, Inc.                                              5,314       14,029        0.0%
*   BioSpecifics Technologies Corp.                             8,253      293,477        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Health Care -- (Continued)
*   BioTelemetry, Inc.                                         60,872 $  957,517        0.0%
*   Bovie Medical Corp.                                        18,586     36,614        0.0%
#*  Cambrex Corp.                                              72,842  3,513,898        0.2%
    Cantel Medical Corp.                                       83,217  5,574,707        0.3%
*   Capital Senior Living Corp.                                75,382  1,512,163        0.1%
*   Centene Corp.                                              59,778  3,703,845        0.2%
*   Charles River Laboratories International, Inc.             70,800  5,612,316        0.3%
#   Chemed Corp.                                               24,202  3,140,936        0.1%
#*  Chimerix, Inc.                                             54,820    327,824        0.0%
#   Computer Programs & Systems, Inc.                          14,301    734,070        0.0%
*   Concert Pharmaceuticals, Inc.                              16,716    233,021        0.0%
    CONMED Corp.                                               45,317  1,877,030        0.1%
*   Corvel Corp.                                               44,234  1,999,377        0.1%
*   Cross Country Healthcare, Inc.                             43,807    544,521        0.0%
#   CryoLife, Inc.                                             75,867    940,751        0.0%
*   Cumberland Pharmaceuticals, Inc.                           43,160    205,010        0.0%
*   Cutera, Inc.                                               35,410    412,881        0.0%
*   Cynosure, Inc. Class A                                     45,467  2,225,155        0.1%
#*  Depomed, Inc.                                              18,828    327,231        0.0%
#*  Dicerna Pharmaceuticals, Inc.                               5,800     26,796        0.0%
    Digirad Corp.                                              38,425    224,018        0.0%
*   Electromed, Inc.                                            5,621     25,800        0.0%
*   Emergent Biosolutions, Inc.                                71,805  2,765,929        0.1%
    Ensign Group, Inc. (The)                                   77,518  1,748,806        0.1%
*   Enzo Biochem, Inc.                                         64,715    322,281        0.0%
#*  Esperion Therapeutics, Inc.                                21,863    358,335        0.0%
*   Exactech, Inc.                                             29,065    660,938        0.0%
#*  ExamWorks Group, Inc.                                      36,009  1,298,124        0.1%
*   Five Star Quality Care, Inc.                               60,844    148,459        0.0%
#*  Fluidigm Corp.                                             17,021    163,061        0.0%
*   Genocea Biosciences, Inc.                                  25,150    110,660        0.0%
#*  Globus Medical, Inc. Class A                               91,598  2,293,614        0.1%
*   Greatbatch, Inc.                                           61,421  2,137,451        0.1%
*   Haemonetics Corp.                                          60,790  1,971,420        0.1%
#*  Halyard Health, Inc.                                       30,943    871,355        0.0%
*   Hanger, Inc.                                               29,300    201,877        0.0%
*   Harvard Bioscience, Inc.                                   53,876    160,012        0.0%
*   HealthStream, Inc.                                         59,755  1,351,658        0.1%
#*  Healthways, Inc.                                           68,220    794,763        0.0%
    Hill-Rom Holdings, Inc.                                    87,296  4,220,762        0.2%
*   HMS Holdings Corp.                                         66,987  1,131,410        0.1%
*   Icad, Inc.                                                  2,400     12,696        0.0%
*   ICU Medical, Inc.                                          24,253  2,409,293        0.1%
*   Ignyta, Inc.                                                2,777     19,217        0.0%
*   Impax Laboratories, Inc.                                  106,850  3,563,447        0.2%
*   InfuSystems Holdings, Inc.                                  3,700     13,320        0.0%
#*  Inovio Pharmaceuticals, Inc.                               12,483    130,822        0.0%
#*  Insys Therapeutics, Inc.                                   34,000    492,660        0.0%
*   Integra LifeSciences Holdings Corp.                        57,119  4,045,168        0.2%
*   Interpace Diagnostics Group, Inc.                          33,451     17,395        0.0%
    Invacare Corp.                                             47,936    538,801        0.0%
*   Iridex Corp.                                               11,951    136,839        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES    VALUE+    ASSETS**
                                                                      ------- ---------- ----------
Health Care -- (Continued)
*           K2M Group Holdings, Inc.                                    5,602 $   91,089        0.0%
#*          Karyopharm Therapeutics, Inc.                               4,609     42,864        0.0%
            Kewaunee Scientific Corp.                                   2,000     33,680        0.0%
#           Kindred Healthcare, Inc.                                   93,192  1,375,514        0.1%
#           Landauer, Inc.                                             10,211    354,730        0.0%
#*          Lannett Co., Inc.                                          69,926  1,341,181        0.1%
            LeMaitre Vascular, Inc.                                    43,172    715,792        0.0%
*           LHC Group, Inc.                                            30,542  1,232,064        0.1%
*           LifePoint Health, Inc.                                     73,942  4,995,521        0.2%
#*          Ligand Pharmaceuticals, Inc.                               27,605  3,336,616        0.2%
#*          Lipocine, Inc.                                             18,286    178,288        0.0%
*           LivaNova P.L.C.                                            27,950  1,473,803        0.1%
*           Luminex Corp.                                              39,456    793,066        0.0%
*           Magellan Health, Inc.                                      41,634  2,933,532        0.1%
#*          Masimo Corp.                                               68,195  2,956,253        0.1%
(degrees)*  Medcath Corp.                                              41,900         --        0.0%
#*          Medicines Co. (The)                                        98,973  3,522,449        0.2%
#*          MediciNova, Inc.                                           10,669     73,403        0.0%
#           Meridian Bioscience, Inc.                                  64,370  1,230,111        0.1%
*           Merit Medical Systems, Inc.                                73,976  1,498,014        0.1%
*           Misonix, Inc.                                               1,809     10,800        0.0%
#*          Molina Healthcare, Inc.                                    72,840  3,770,198        0.2%
*           Myriad Genetics, Inc.                                     100,045  3,601,620        0.2%
            National HealthCare Corp.                                  22,690  1,462,370        0.1%
            National Research Corp. Class A                            35,889    516,443        0.0%
            National Research Corp. Class B                             5,881    219,067        0.0%
*           Natus Medical, Inc.                                        81,179  2,587,175        0.1%
*           Neogen Corp.                                               38,367  1,812,457        0.1%
*           NuVasive, Inc.                                             68,798  3,642,166        0.2%
*           Nuvectra Corp.                                             20,473    172,076        0.0%
*           Omnicell, Inc.                                             93,919  2,992,259        0.1%
#*          OraSure Technologies, Inc.                                 58,900    422,902        0.0%
*           Orthofix International NV                                  33,375  1,460,490        0.1%
#           Owens & Minor, Inc.                                       115,152  4,190,381        0.2%
#*          Paratek Pharmaceuticals, Inc.                               2,040     27,785        0.0%
#*          PAREXEL International Corp.                                71,310  4,357,041        0.2%
            PDL BioPharma, Inc.                                       116,390    438,790        0.0%
*           PharMerica Corp.                                           58,383  1,380,174        0.1%
*           Prestige Brands Holdings, Inc.                            110,081  6,250,399        0.3%
#*          Providence Service Corp. (The)                             33,131  1,651,249        0.1%
            Quality Systems, Inc.                                      31,750    447,040        0.0%
#*          Quidel Corp.                                               56,818    982,951        0.0%
*           RadNet, Inc.                                               72,814    367,711        0.0%
#*          Repligen Corp.                                             70,302  1,872,845        0.1%
#*          Retrophin, Inc.                                            21,706    299,109        0.0%
*           Rigel Pharmaceuticals, Inc.                                23,940     67,750        0.0%
*           RTI Surgical, Inc.                                         88,392    352,684        0.0%
*           Sagent Pharmaceuticals, Inc.                               46,571    542,086        0.0%
#*          Sangamo Biosciences, Inc.                                  46,998    296,087        0.0%
*           SciClone Pharmaceuticals, Inc.                            141,394  1,866,401        0.1%
*           SeaSpine Holdings Corp.                                    16,173    241,301        0.0%
            Select Medical Holdings Corp.                             176,922  2,367,216        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
    Simulations Plus, Inc.                                      6,096 $     49,134        0.0%
    Span-America Medical Systems, Inc.                          5,507      104,578        0.0%
#*  Spectrum Pharmaceuticals, Inc.                             56,682      401,875        0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                      64,097      690,966        0.0%
*   Surgical Care Affiliates, Inc.                             23,938    1,157,402        0.1%
*   SurModics, Inc.                                            39,738      799,529        0.0%
*   Symmetry Surgical, Inc.                                    21,650      226,242        0.0%
*   Tokai Pharmaceuticals, Inc.                                 2,369       17,365        0.0%
*   Tonix Pharmaceuticals Holding Corp.                         4,652       11,723        0.0%
#*  Triple-S Management Corp. Class B                          36,746      956,866        0.0%
    Universal American Corp.                                  123,870      921,593        0.0%
    US Physical Therapy, Inc.                                  29,093    1,450,577        0.1%
#   Utah Medical Products, Inc.                                 8,858      592,600        0.0%
*   Vascular Solutions, Inc.                                   36,394    1,271,970        0.1%
*   Vital Therapies, Inc.                                       3,800       32,566        0.0%
*   WellCare Health Plans, Inc.                                34,000    3,059,660        0.1%
#   West Pharmaceutical Services, Inc.                         15,800    1,124,960        0.1%
#   Windtree Therapeutics, Inc.                                 3,400        9,146        0.0%
*   Wright Medical Group NV                                     5,877      110,370        0.0%
*   Zogenix, Inc.                                               9,900      101,475        0.0%
                                                                      ------------        ---
Total Health Care                                                      193,510,174        8.8%
                                                                      ------------        ---
Industrials -- (15.4%)
    AAON, Inc.                                                102,100    2,707,692        0.1%
    AAR Corp.                                                  54,900    1,319,796        0.1%
    ABM Industries, Inc.                                      105,080    3,380,424        0.2%
#   Acacia Research Corp.                                      55,878      269,332        0.0%
*   ACCO Brands Corp.                                         170,844    1,629,852        0.1%
    Acme United Corp.                                           9,349      157,905        0.0%
    Actuant Corp. Class A                                      92,351    2,466,695        0.1%
#*  Advisory Board Co. (The)                                   54,886    1,736,593        0.1%
*   Aegion Corp.                                               68,967    1,464,169        0.1%
*   AeroCentury Corp.                                             761        8,150        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                         102,089    1,849,853        0.1%
#*  Aerovironment, Inc.                                        35,108    1,013,919        0.0%
#   Air Lease Corp.                                            33,282    1,014,435        0.0%
*   Air Transport Services Group, Inc.                        123,338    1,737,832        0.1%
    Alamo Group, Inc.                                          26,675    1,505,537        0.1%
    Albany International Corp. Class A                         43,611    1,757,087        0.1%
    Allegiant Travel Co.                                       23,627    3,793,787        0.2%
    Allied Motion Technologies, Inc.                           17,860      384,883        0.0%
    Altra Industrial Motion Corp.                              64,856    1,861,367        0.1%
    AMERCO                                                     15,314    5,390,528        0.2%
*   Ameresco, Inc. Class A                                      5,147       23,007        0.0%
    American Railcar Industries, Inc.                          53,313    2,186,366        0.1%
#   American Science & Engineering, Inc.                        9,106      260,887        0.0%
*   American Woodmark Corp.                                    32,851    2,392,867        0.1%
*   AMREP Corp.                                                 2,776       12,353        0.0%
#   Apogee Enterprises, Inc.                                   71,177    2,949,575        0.1%
#   Applied Industrial Technologies, Inc.                      61,112    2,800,763        0.1%
*   ARC Document Solutions, Inc.                               62,018      255,514        0.0%
    ArcBest Corp.                                              49,492      944,802        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Argan, Inc.                                                35,428 $1,210,929        0.1%
*   Armstrong Flooring, Inc.                                   32,402    471,773        0.0%
*   Armstrong World Industries, Inc.                           64,806  2,644,733        0.1%
    Astec Industries, Inc.                                     34,511  1,670,332        0.1%
*   Astronics Corp.                                            24,715    913,219        0.0%
*   Astronics Corp. Class B                                    16,052    593,523        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         28,213  1,126,827        0.1%
    AZZ, Inc.                                                  40,042  2,199,107        0.1%
#*  Babcock & Wilcox Enterprises, Inc.                         28,542    652,185        0.0%
    Barnes Group, Inc.                                         79,652  2,587,893        0.1%
#   Barrett Business Services, Inc.                             5,696    176,633        0.0%
*   Beacon Roofing Supply, Inc.                                91,072  3,891,507        0.2%
*   BlueLinx Holdings, Inc.                                    43,700     29,279        0.0%
*   BMC Stock Holdings, Inc.                                    9,208    161,600        0.0%
    Brady Corp. Class A                                        53,643  1,421,003        0.1%
    Briggs & Stratton Corp.                                    78,708  1,666,248        0.1%
    Brink's Co. (The)                                          60,744  2,055,577        0.1%
*   Builders FirstSource, Inc.                                115,936  1,285,730        0.1%
    BWX Technologies, Inc.                                    102,985  3,438,669        0.2%
*   CAI International, Inc.                                    29,554    302,042        0.0%
*   Casella Waste Systems, Inc. Class A                        91,593    655,806        0.0%
*   CBIZ, Inc.                                                114,558  1,166,200        0.1%
    CDI Corp.                                                  20,169    144,208        0.0%
#   CEB, Inc.                                                  43,620  2,690,918        0.1%
#   CECO Environmental Corp.                                   40,059    264,389        0.0%
#   Celadon Group, Inc.                                        40,806    410,916        0.0%
*   Chart Industries, Inc.                                     43,706  1,124,992        0.1%
    Chicago Rivet & Machine Co.                                   700     17,094        0.0%
    CIRCOR International, Inc.                                 26,616  1,502,473        0.1%
#   CLARCOR, Inc.                                              68,758  4,040,908        0.2%
#*  Clean Harbors, Inc.                                        32,962  1,628,323        0.1%
    Columbus McKinnon Corp.                                    42,279    698,026        0.0%
    Comfort Systems USA, Inc.                                  81,966  2,417,177        0.1%
#*  Command Security Corp.                                     15,882     39,864        0.0%
*   Commercial Vehicle Group, Inc.                             29,155     74,928        0.0%
    Compx International, Inc.                                   2,107     22,492        0.0%
*   Continental Building Products, Inc.                        38,208    749,259        0.0%
*   Continental Materials Corp.                                   135      2,002        0.0%
    Copa Holdings SA Class A                                   13,808    880,260        0.0%
#   Covanta Holding Corp.                                     166,789  2,711,989        0.1%
*   Covenant Transportation Group, Inc. Class A                33,399    664,974        0.0%
*   CPI Aerostructures, Inc.                                   14,926    102,989        0.0%
*   CRA International, Inc.                                    14,952    324,458        0.0%
    Crane Co.                                                  49,943  2,775,333        0.1%
    Cubic Corp.                                                34,538  1,435,745        0.1%
    Curtiss-Wright Corp.                                       57,577  4,409,247        0.2%
#   Deluxe Corp.                                               69,066  4,335,963        0.2%
#*  DigitalGlobe, Inc.                                         71,004  1,573,449        0.1%
    Douglas Dynamics, Inc.                                     54,381  1,245,869        0.1%
*   Ducommun, Inc.                                             18,475    293,937        0.0%
#*  DXP Enterprises, Inc.                                      22,728    496,607        0.0%
#*  Dycom Industries, Inc.                                     72,056  5,087,154        0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Dynamic Materials Corp.                                    13,446 $  131,367        0.0%
    Eastern Co. (The)                                           4,559     76,181        0.0%
*   Echo Global Logistics, Inc.                                44,246  1,034,029        0.0%
    Ecology and Environment, Inc. Class A                         920     10,074        0.0%
    EMCOR Group, Inc.                                         113,450  5,500,056        0.3%
    Encore Wire Corp.                                          41,411  1,583,971        0.1%
*   Energy Recovery, Inc.                                      52,288    635,822        0.0%
    EnerSys                                                    68,976  4,026,129        0.2%
*   Engility Holdings, Inc.                                    16,018    315,074        0.0%
    Ennis, Inc.                                                54,205  1,059,166        0.1%
    EnPro Industries, Inc.                                     41,842  2,451,104        0.1%
    EnviroStar, Inc.                                              837      3,089        0.0%
    ESCO Technologies, Inc.                                    37,397  1,439,037        0.1%
    Espey Manufacturing & Electronics Corp.                     5,593    137,029        0.0%
    Essendant, Inc.                                            57,230  1,762,112        0.1%
#*  Esterline Technologies Corp.                               42,407  2,911,665        0.1%
*   ExOne Co. (The)                                               600      7,932        0.0%
    Exponent, Inc.                                             41,202  2,053,508        0.1%
    Federal Signal Corp.                                      148,867  2,037,989        0.1%
    Forward Air Corp.                                          34,406  1,568,225        0.1%
*   Franklin Covey Co.                                         41,960    691,081        0.0%
#   Franklin Electric Co., Inc.                                68,182  2,153,869        0.1%
    FreightCar America, Inc.                                   31,452    539,402        0.0%
*   FTI Consulting, Inc.                                       65,747  2,649,604        0.1%
*   Fuel Tech, Inc.                                            24,569     42,259        0.0%
#*  FuelCell Energy, Inc.                                      21,218    126,459        0.0%
    G&K Services, Inc. Class A                                 33,391  2,359,074        0.1%
#   GATX Corp.                                                 48,828  2,243,158        0.1%
*   Gencor Industries, Inc.                                    10,941    157,879        0.0%
#*  Generac Holdings, Inc.                                     73,085  2,786,000        0.1%
#   General Cable Corp.                                        79,969  1,250,715        0.1%
*   Gibraltar Industries, Inc.                                 65,935  1,743,981        0.1%
    Global Brass & Copper Holdings, Inc.                       42,417  1,149,501        0.1%
#   Gorman-Rupp Co. (The)                                      35,697  1,009,868        0.0%
*   GP Strategies Corp.                                        44,418  1,036,716        0.0%
    Graham Corp.                                               19,937    369,034        0.0%
    Granite Construction, Inc.                                 61,471  2,740,992        0.1%
*   Great Lakes Dredge & Dock Corp.                            96,283    440,013        0.0%
#   Greenbrier Cos., Inc. (The)                                56,814  1,703,852        0.1%
    Griffon Corp.                                              91,355  1,444,323        0.1%
    H&E Equipment Services, Inc.                               77,349  1,564,770        0.1%
    Hardinge, Inc.                                             17,812    231,556        0.0%
    Harsco Corp.                                               67,087    475,647        0.0%
*   Hawaiian Holdings, Inc.                                   137,064  5,766,282        0.3%
#   Healthcare Services Group, Inc.                            58,187  2,202,378        0.1%
#   Heartland Express, Inc.                                   120,527  2,182,744        0.1%
#   HEICO Corp.                                                31,479  1,929,977        0.1%
    HEICO Corp. Class A                                        43,519  2,227,302        0.1%
    Heidrick & Struggles International, Inc.                   42,264    833,869        0.0%
*   Heritage-Crystal Clean, Inc.                                1,472     15,309        0.0%
    Herman Miller, Inc.                                        84,012  2,534,642        0.1%
*   Hill International, Inc.                                   24,935    105,724        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Hillenbrand, Inc.                                          77,974 $2,363,392        0.1%
    HNI Corp.                                                  49,554  2,166,501        0.1%
    Houston Wire & Cable Co.                                    9,073     66,324        0.0%
*   Hub Group, Inc. Class A                                    69,570  2,679,836        0.1%
    Hudson Global, Inc.                                        26,007     67,358        0.0%
#*  Hudson Technologies, Inc.                                  17,970     62,895        0.0%
    Hurco Cos., Inc.                                           16,988    550,071        0.0%
*   Huron Consulting Group, Inc.                               35,585  1,978,882        0.1%
    Hyster-Yale Materials Handling, Inc.                       20,138  1,233,453        0.1%
*   ICF International, Inc.                                    44,438  1,749,524        0.1%
*   InnerWorkings, Inc.                                        53,735    439,015        0.0%
*   Innovative Solutions & Support, Inc.                       19,757     54,727        0.0%
    Insperity, Inc.                                            28,515  1,504,737        0.1%
    Insteel Industries, Inc.                                   40,474  1,173,341        0.1%
*   Integrated Electrical Services, Inc.                       18,578    224,236        0.0%
    Interface, Inc.                                           122,955  2,092,694        0.1%
*   Intersections, Inc.                                        15,087     36,058        0.0%
    ITT Corp.                                                  13,176    505,563        0.0%
*   JetBlue Airways Corp.                                     324,746  6,426,723        0.3%
    John Bean Technologies Corp.                               62,171  3,241,596        0.2%
    Kadant, Inc.                                               23,091  1,093,359        0.1%
#   Kaman Corp.                                                39,267  1,652,748        0.1%
#   KBR, Inc.                                                 137,866  2,145,195        0.1%
    Kelly Services, Inc. Class A                               38,362    720,055        0.0%
#   Kennametal, Inc.                                           94,274  2,204,126        0.1%
*   Key Technology, Inc.                                       12,633    113,065        0.0%
    Kforce, Inc.                                               80,120  1,523,081        0.1%
    Kimball International, Inc. Class B                        72,130    839,593        0.0%
#*  Kirby Corp.                                                44,463  2,837,629        0.1%
#*  KLX, Inc.                                                  19,173    646,514        0.0%
#   Knight Transportation, Inc.                               148,455  3,944,449        0.2%
    Knoll, Inc.                                                61,882  1,444,945        0.1%
    Korn/Ferry International                                   77,866  2,113,283        0.1%
#*  Kratos Defense & Security Solutions, Inc.                  80,274    426,255        0.0%
#   Landstar System, Inc.                                      62,521  4,098,252        0.2%
#*  Lawson Products, Inc.                                      12,768    250,125        0.0%
*   Layne Christensen Co.                                       3,514     31,239        0.0%
    LB Foster Co. Class A                                       5,602    110,247        0.0%
#   Lindsay Corp.                                              14,054  1,074,569        0.1%
*   LMI Aerospace, Inc.                                         8,960     78,758        0.0%
    LS Starrett Co. (The) Class A                               5,520     59,726        0.0%
    LSI Industries, Inc.                                       51,082    646,187        0.0%
*   Lydall, Inc.                                               40,300  1,482,637        0.1%
#   Manitowoc Co., Inc. (The)                                 160,050    912,285        0.0%
#*  Manitowoc Foodservice, Inc.                               160,050  2,402,350        0.1%
    Marten Transport, Ltd.                                     79,149  1,476,920        0.1%
*   MasTec, Inc.                                              120,155  2,722,712        0.1%
    Matson, Inc.                                               68,601  2,667,207        0.1%
    Matthews International Corp. Class A                       50,681  2,667,848        0.1%
    McGrath RentCorp                                           31,476    767,385        0.0%
*   Mercury Systems, Inc.                                      64,744  1,360,919        0.1%
#*  Meritor, Inc.                                             135,485  1,151,623        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   MFRI, Inc.                                                 11,947 $   83,390        0.0%
    Miller Industries, Inc.                                    28,045    596,237        0.0%
*   Mistras Group, Inc.                                        40,956    998,098        0.0%
    Mobile Mini, Inc.                                          71,822  2,316,260        0.1%
*   Moog, Inc. Class A                                         46,251  2,259,824        0.1%
*   Moog, Inc. Class B                                            488     23,502        0.0%
*   MRC Global, Inc.                                          162,089  2,266,004        0.1%
    MSA Safety, Inc.                                           44,387  2,134,571        0.1%
    Mueller Industries, Inc.                                   86,394  2,726,595        0.1%
    Mueller Water Products, Inc. Class A                      218,949  2,353,702        0.1%
    Multi-Color Corp.                                          32,495  1,944,176        0.1%
*   MYR Group, Inc.                                            49,036  1,250,908        0.1%
    National Presto Industries, Inc.                            7,876    686,708        0.0%
*   Navigant Consulting, Inc.                                  75,487  1,204,773        0.1%
*   NCI Building Systems, Inc.                                 22,385    329,955        0.0%
*   NL Industries, Inc.                                       104,289    320,167        0.0%
    NN, Inc.                                                   39,742    597,720        0.0%
*   Nortek, Inc.                                                  344     16,223        0.0%
*   Northwest Pipe Co.                                         10,880    117,395        0.0%
#*  NV5 Global, Inc.                                            5,111    126,906        0.0%
    Omega Flex, Inc.                                           20,621    679,256        0.0%
*   On Assignment, Inc.                                       101,799  3,670,872        0.2%
    Orbital ATK, Inc.                                          17,526  1,524,762        0.1%
#*  Orion Energy Systems, Inc.                                 11,166     16,526        0.0%
#*  Orion Marine Group, Inc.                                   28,209    164,741        0.0%
#   Oshkosh Corp.                                              36,021  1,759,626        0.1%
*   PAM Transportation Services, Inc.                           9,811    242,430        0.0%
    Park-Ohio Holdings Corp.                                   33,070    841,632        0.0%
*   Patrick Industries, Inc.                                   34,912  1,600,715        0.1%
*   Patriot Transportation Holding, Inc.                        5,218    107,960        0.0%
*   PGT, Inc.                                                 114,940  1,203,422        0.1%
*   Ply Gem Holdings, Inc.                                     20,628    302,200        0.0%
    Powell Industries, Inc.                                    17,421    542,142        0.0%
#*  Power Solutions International, Inc.                           464      6,009        0.0%
*   PowerSecure International, Inc.                            35,882    671,711        0.0%
    Preformed Line Products Co.                                 4,200    176,274        0.0%
#   Primoris Services Corp.                                    71,237  1,666,233        0.1%
    Providence and Worcester Railroad Co.                       1,886     29,987        0.0%
    Quad/Graphics, Inc.                                        16,807    210,928        0.0%
    Quanex Building Products Corp.                             59,478  1,120,566        0.1%
*   Radiant Logistics, Inc.                                    21,425     84,415        0.0%
#   Raven Industries, Inc.                                     73,750  1,186,638        0.1%
#*  RBC Bearings, Inc.                                         30,823  2,259,326        0.1%
    RCM Technologies, Inc.                                     22,513    117,968        0.0%
    Regal Beloit Corp.                                         22,199  1,430,060        0.1%
    Resources Connection, Inc.                                 76,568  1,130,909        0.1%
*   Rexnord Corp.                                              95,466  2,081,159        0.1%
*   Roadrunner Transportation Systems, Inc.                    54,092    639,367        0.0%
*   RPX Corp.                                                  67,881    752,121        0.0%
#   RR Donnelley & Sons Co.                                    73,054  1,271,140        0.1%
#*  Rush Enterprises, Inc. Class A                             44,647    879,099        0.0%
*   Rush Enterprises, Inc. Class B                             18,930    368,189        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   Saia, Inc.                                                 61,297 $1,772,709        0.1%
    Servotronics, Inc.                                          4,083     35,379        0.0%
*   SIFCO Industries, Inc.                                     11,271    120,262        0.0%
    Simpson Manufacturing Co., Inc.                            87,482  3,289,323        0.2%
    SkyWest, Inc.                                              58,064  1,364,504        0.1%
*   SL Industries, Inc.                                        14,437    577,191        0.0%
*   SP Plus Corp.                                              27,963    623,016        0.0%
*   Sparton Corp.                                              25,636    550,149        0.0%
#   SPX Corp.                                                  32,044    515,908        0.0%
    Standex International Corp.                                32,398  2,484,603        0.1%
    Steelcase, Inc. Class A                                   164,056  2,503,495        0.1%
*   Sterling Construction Co., Inc.                            17,119     89,704        0.0%
    Sun Hydraulics Corp.                                       39,087  1,382,898        0.1%
    Supreme Industries, Inc. Class A                           12,232    152,044        0.0%
#*  Swift Transportation Co.                                   91,199  1,515,727        0.1%
    TAL International Group, Inc.                              54,651    934,532        0.0%
#*  Taser International, Inc.                                 117,616  2,147,668        0.1%
*   Team, Inc.                                                 58,658  1,685,244        0.1%
#*  Teledyne Technologies, Inc.                                14,770  1,372,872        0.1%
    Tennant Co.                                                21,936  1,171,602        0.1%
    Terex Corp.                                                78,600  1,877,754        0.1%
    Tetra Tech, Inc.                                          107,483  3,160,000        0.1%
#   Textainer Group Holdings, Ltd.                             43,041    664,123        0.0%
*   Thermon Group Holdings, Inc.                               36,746    688,620        0.0%
    Timken Co. (The)                                           51,101  1,820,729        0.1%
    Titan International, Inc.                                  57,267    379,680        0.0%
#*  Titan Machinery, Inc.                                      20,226    262,938        0.0%
#   Toro Co. (The)                                              7,915    684,252        0.0%
*   TRC Cos., Inc.                                             46,905    401,507        0.0%
#*  Trex Co., Inc.                                             29,232  1,387,058        0.1%
*   TriMas Corp.                                               59,585  1,078,489        0.1%
#   Triumph Group, Inc.                                        35,894  1,298,645        0.1%
*   TrueBlue, Inc.                                             72,527  1,355,530        0.1%
*   Tutor Perini Corp.                                         68,125  1,077,738        0.1%
    Twin Disc, Inc.                                            18,414    243,986        0.0%
*   Ultralife Corp.                                            13,852     65,381        0.0%
    UniFirst Corp.                                             26,336  2,854,296        0.1%
    Universal Forest Products, Inc.                            30,181  2,313,374        0.1%
    Universal Truckload Services, Inc.                         24,733    352,693        0.0%
#   US Ecology, Inc.                                           42,546  1,915,846        0.1%
*   USA Truck, Inc.                                            22,813    404,246        0.0%
#   Valmont Industries, Inc.                                   26,941  3,781,978        0.2%
*   Vectrus, Inc.                                               4,097     88,331        0.0%
#*  Veritiv Corp.                                               4,054    166,295        0.0%
*   Versar, Inc.                                               13,985     35,662        0.0%
    Viad Corp.                                                 43,595  1,296,951        0.1%
*   Vicor Corp.                                                22,326    214,106        0.0%
*   Virco Manufacturing Corp.                                   6,861     21,955        0.0%
*   Volt Information Sciences, Inc.                             4,504     33,825        0.0%
    VSE Corp.                                                   8,148    505,502        0.0%
#*  Wabash National Corp.                                     100,657  1,434,362        0.1%
    Watsco, Inc. Class B                                        1,348    184,164        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A                     47,698 $  2,664,887        0.1%
#   Werner Enterprises, Inc.                                  123,269    3,123,636        0.1%
#*  Wesco Aircraft Holdings, Inc.                              94,110    1,358,007        0.1%
#*  WESCO International, Inc.                                   5,030      295,714        0.0%
    West Corp.                                                 42,746      916,047        0.0%
*   Willdan Group, Inc.                                         7,195       77,346        0.0%
*   Willis Lease Finance Corp.                                 11,622      281,020        0.0%
#   Woodward, Inc.                                             61,926    3,357,008        0.2%
*   Xerium Technologies, Inc.                                   6,219       32,899        0.0%
#*  XPO Logistics, Inc.                                        44,890    1,352,985        0.1%
#*  YRC Worldwide, Inc.                                        46,115      424,258        0.0%
                                                                      ------------       ----
Total Industrials                                                      390,810,629       17.9%
                                                                      ------------       ----
Information Technology -- (13.7%)
#*  ACI Worldwide, Inc.                                       165,248    3,303,308        0.2%
*   Actua Corp.                                                68,059      645,199        0.0%
*   Acxiom Corp.                                              128,479    2,822,684        0.1%
*   ADDvantage Technologies Group, Inc.                           924        1,719        0.0%
    ADTRAN, Inc.                                               61,031    1,179,119        0.1%
*   Advanced Energy Industries, Inc.                           84,045    2,718,856        0.1%
*   Agilysys, Inc.                                             35,749      381,799        0.0%
#*  Alliance Fiber Optic Products, Inc.                        28,957      536,284        0.0%
*   Alpha & Omega Semiconductor, Ltd.                          35,837      465,523        0.0%
    American Software, Inc. Class A                            55,346      505,862        0.0%
*   Amkor Technology, Inc.                                    192,484    1,099,084        0.1%
*   Amtech Systems, Inc.                                       19,414      121,338        0.0%
*   Anixter International, Inc.                                32,927    2,051,352        0.1%
#*  Aspen Technology, Inc.                                     33,687    1,281,117        0.1%
    Astro-Med, Inc.                                             5,157       73,848        0.0%
*   AVG Technologies NV                                        55,298    1,094,900        0.1%
*   Aviat Networks, Inc.                                       13,482       10,287        0.0%
#*  Avid Technology, Inc.                                      60,829      339,426        0.0%
    AVX Corp.                                                  42,802      565,842        0.0%
*   Aware, Inc.                                                31,813      132,660        0.0%
*   Axcelis Technologies, Inc.                                207,265      592,778        0.0%
*   AXT, Inc.                                                  65,796      169,096        0.0%
#   Badger Meter, Inc.                                         31,786    2,267,295        0.1%
*   Bankrate, Inc.                                             84,096      768,637        0.0%
#*  Barracuda Networks, Inc.                                   19,249      339,167        0.0%
    Bel Fuse, Inc. Class A                                      3,112       48,703        0.0%
    Bel Fuse, Inc. Class B                                     12,225      203,668        0.0%
    Belden, Inc.                                               49,020    3,095,123        0.1%
*   Benchmark Electronics, Inc.                                66,556    1,292,518        0.1%
    Black Box Corp.                                            26,361      385,398        0.0%
    Blackbaud, Inc.                                            68,653    4,240,696        0.2%
*   Blackhawk Network Holdings, Inc.                           76,389    2,454,379        0.1%
*   Blucora, Inc.                                              78,458      628,449        0.0%
#*  Bottomline Technologies de, Inc.                           37,887      930,505        0.0%
#*  Brightcove, Inc.                                            5,662       34,255        0.0%
#*  BroadSoft, Inc.                                             4,362      170,838        0.0%
*   BroadVision, Inc.                                           4,587       29,861        0.0%
    Brooks Automation, Inc.                                    96,735      915,113        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   BSQUARE Corp.                                              22,650 $  141,110        0.0%
    Cabot Microelectronics Corp.                               36,239  1,518,052        0.1%
*   CACI International, Inc. Class A                           38,166  3,669,661        0.2%
*   CalAmp Corp.                                               89,314  1,337,031        0.1%
*   Calix, Inc.                                                80,921    560,783        0.0%
#*  Cardtronics, Inc.                                          50,333  1,984,127        0.1%
*   Care.com, Inc.                                                903      6,718        0.0%
*   Cascade Microtech, Inc.                                    24,650    515,431        0.0%
#   Cass Information Systems, Inc.                             23,268  1,151,068        0.1%
*   Ceva, Inc.                                                 37,919    874,412        0.0%
*   Checkpoint Systems, Inc.                                   54,389    550,417        0.0%
*   CIBER, Inc.                                                83,839    194,506        0.0%
#*  Ciena Corp.                                               200,717  3,378,067        0.2%
#*  Cimpress NV                                                38,522  3,384,928        0.2%
#*  Cirrus Logic, Inc.                                        125,945  4,546,614        0.2%
#*  Clearfield, Inc.                                           30,926    573,987        0.0%
#   Cognex Corp.                                               74,527  2,647,944        0.1%
*   Coherent, Inc.                                             39,417  3,681,548        0.2%
    Cohu, Inc.                                                 39,297    454,273        0.0%
    Communications Systems, Inc.                               19,815    127,410        0.0%
#*  CommVault Systems, Inc.                                     8,290    362,853        0.0%
    Computer Task Group, Inc.                                  28,282    145,369        0.0%
    Comtech Telecommunications Corp.                           22,458    543,484        0.0%
    Concurrent Computer Corp.                                  10,672     64,672        0.0%
#   Convergys Corp.                                           170,395  4,515,467        0.2%
*   CoreLogic, Inc.                                           106,141  3,765,883        0.2%
*   Covisint Corp.                                             11,510     21,294        0.0%
*   Cray, Inc.                                                 93,041  3,523,463        0.2%
*   Cree, Inc.                                                 36,010    882,605        0.0%
#   CSG Systems International, Inc.                            71,089  3,154,930        0.2%
    CSP, Inc.                                                   1,770     11,558        0.0%
    CTS Corp.                                                  68,434  1,133,951        0.1%
*   CyberOptics Corp.                                          19,769    346,946        0.0%
#   Cypress Semiconductor Corp.                               361,392  3,263,370        0.2%
#   Daktronics, Inc.                                           79,717    693,538        0.0%
*   Datalink Corp.                                             42,089    337,975        0.0%
*   Datawatch Corp.                                             2,100     11,172        0.0%
*   Demand Media, Inc.                                         36,102    212,641        0.0%
*   DHI Group, Inc.                                           131,441    934,546        0.1%
#   Diebold, Inc.                                              76,472  2,008,919        0.1%
*   Digi International, Inc.                                   39,512    417,642        0.0%
*   Digimarc Corp.                                              1,184     35,342        0.0%
*   Diodes, Inc.                                               53,868  1,003,022        0.1%
*   DSP Group, Inc.                                            52,899    502,540        0.0%
*   DTS, Inc.                                                  28,969    632,104        0.0%
    EarthLink Holdings Corp.                                  196,285  1,140,416        0.1%
#   Ebix, Inc.                                                 42,888  2,063,771        0.1%
*   Edgewater Technology, Inc.                                 10,739     91,282        0.0%
#   Electro Rent Corp.                                         28,442    284,704        0.0%
*   Electro Scientific Industries, Inc.                        31,753    223,859        0.0%
#*  Electronics for Imaging, Inc.                              66,927  2,666,372        0.1%
#*  Ellie Mae, Inc.                                            22,063  1,844,467        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
#*  eMagin Corp.                                               12,282 $   21,862        0.0%
*   Emcore Corp.                                               32,553    185,552        0.0%
#*  EnerNOC, Inc.                                              37,166    253,472        0.0%
#*  Entegris, Inc.                                            204,204  2,713,871        0.1%
#*  Envestnet, Inc.                                            21,270    667,453        0.0%
#*  EPAM Systems, Inc.                                         39,497  2,880,516        0.1%
    Epiq Systems, Inc.                                         65,690    970,241        0.1%
*   ePlus, Inc.                                                19,530  1,570,017        0.1%
*   Euronet Worldwide, Inc.                                    57,470  4,430,937        0.2%
*   Everi Holdings, Inc.                                       88,715    149,041        0.0%
*   Everyday Health, Inc.                                       4,690     27,202        0.0%
    Evolving Systems, Inc.                                      1,888     10,875        0.0%
*   Exar Corp.                                                 70,089    427,543        0.0%
*   ExlService Holdings, Inc.                                  38,784  1,876,758        0.1%
*   Extreme Networks, Inc.                                    151,940    533,309        0.0%
*   Fabrinet                                                   53,402  1,707,262        0.1%
    Fair Isaac Corp.                                           47,990  5,121,013        0.2%
*   Fairchild Semiconductor International, Inc.               219,234  4,384,680        0.2%
#*  FARO Technologies, Inc.                                    32,318    938,515        0.1%
#   FEI Co.                                                     1,700    151,334        0.0%
#*  Finisar Corp.                                             159,385  2,623,477        0.1%
*   FormFactor, Inc.                                           84,904    653,761        0.0%
    Forrester Research, Inc.                                   35,124  1,180,869        0.1%
*   Frequency Electronics, Inc.                                18,265    185,024        0.0%
*   GigPeak, Inc.                                              29,863     68,685        0.0%
    Global Payments, Inc.                                      32,029  2,311,882        0.1%
    GlobalScape, Inc.                                          12,700     43,180        0.0%
#*  GrubHub, Inc.                                              29,954    785,394        0.0%
*   GSE Systems, Inc.                                          17,551     44,755        0.0%
*   GSI Group, Inc.                                            65,199    948,645        0.1%
*   GSI Technology, Inc.                                       38,850    153,458        0.0%
#*  GTT Communications, Inc.                                   25,778    411,932        0.0%
    Hackett Group, Inc. (The)                                  96,523  1,436,262        0.1%
#*  Harmonic, Inc.                                            122,500    423,850        0.0%
*   Higher One Holdings, Inc.                                  15,964     60,504        0.0%
#*  Hutchinson Technology, Inc.                                28,499    104,021        0.0%
#*  ID Systems, Inc.                                           17,848     92,453        0.0%
*   IEC Electronics Corp.                                       9,604     40,241        0.0%
*   II-VI, Inc.                                                73,407  1,532,004        0.1%
*   Image Sensing Systems, Inc.                                 1,400      3,318        0.0%
*   Imation Corp.                                              28,813     45,236        0.0%
*   Immersion Corp.                                            22,956    167,808        0.0%
#*  Infinera Corp.                                            110,448  1,313,227        0.1%
*   Innodata, Inc.                                             45,079    102,329        0.0%
*   Inphi Corp.                                                18,005    534,208        0.0%
*   Insight Enterprises, Inc.                                  60,629  1,498,143        0.1%
*   Integrated Device Technology, Inc.                        216,250  4,169,300        0.2%
#   InterDigital, Inc.                                         49,707  2,832,305        0.1%
*   Internap Corp.                                            101,264    230,882        0.0%
    Intersil Corp. Class A                                    206,754  2,416,954        0.1%
*   Intevac, Inc.                                              14,418     70,071        0.0%
*   IntraLinks Holdings, Inc.                                  93,806    835,811        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   IntriCon Corp.                                             16,201 $   97,044        0.0%
*   Inuvo, Inc.                                                16,543     29,447        0.0%
*   Iteris, Inc.                                               41,957    104,053        0.0%
*   Itron, Inc.                                                46,820  1,925,238        0.1%
*   Ixia                                                      112,772  1,141,253        0.1%
    IXYS Corp.                                                 67,866    732,953        0.0%
#   j2 Global, Inc.                                            52,240  3,318,285        0.2%
*   Kemet Corp.                                                 5,780     13,410        0.0%
*   Key Tronic Corp.                                           23,300    166,129        0.0%
*   Kimball Electronics, Inc.                                  52,116    570,149        0.0%
*   Knowles Corp.                                              26,378    352,674        0.0%
#*  Kopin Corp.                                                86,858    144,184        0.0%
*   Kulicke & Soffa Industries, Inc.                          117,342  1,257,906        0.1%
*   KVH Industries, Inc.                                       31,403    306,493        0.0%
#*  Lattice Semiconductor Corp.                               253,404  1,411,460        0.1%
    Lexmark International, Inc. Class A                        90,540  3,494,844        0.2%
*   LGL Group, Inc. (The)                                       1,474      5,137        0.0%
*   Limelight Networks, Inc.                                   93,183    163,070        0.0%
*   Lionbridge Technologies, Inc.                             105,567    526,779        0.0%
*   Liquidity Services, Inc.                                   12,871     71,820        0.0%
    Littelfuse, Inc.                                           31,974  3,724,332        0.2%
#*  LivePerson, Inc.                                           10,297     62,297        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                32,156  1,314,859        0.1%
#*  Manhattan Associates, Inc.                                103,202  6,247,849        0.3%
    ManTech International Corp. Class A                        33,775  1,141,595        0.1%
    Marchex, Inc. Class B                                      22,536     95,778        0.0%
*   Mattersight Corp.                                           1,727      6,822        0.0%
*   Mattson Technology, Inc.                                   66,111    241,305        0.0%
#   MAXIMUS, Inc.                                               8,797    465,361        0.0%
*   MaxLinear, Inc. Class A                                    29,847    499,937        0.0%
*   Maxwell Technologies, Inc.                                 32,591    209,234        0.0%
*   MeetMe, Inc.                                               47,850    163,647        0.0%
    Mentor Graphics Corp.                                     201,971  4,031,341        0.2%
#   Mesa Laboratories, Inc.                                     6,345    639,449        0.0%
    Methode Electronics, Inc.                                  93,235  2,771,877        0.1%
#*  Microsemi Corp.                                           141,539  4,782,603        0.2%
*   MicroStrategy, Inc. Class A                                 7,319  1,312,443        0.1%
    MKS Instruments, Inc.                                      93,116  3,339,140        0.2%
    MOCON, Inc.                                                11,568    171,206        0.0%
#*  ModusLink Global Solutions, Inc.                           47,535     69,401        0.0%
*   MoneyGram International, Inc.                              29,518    181,536        0.0%
    Monolithic Power Systems, Inc.                             67,412  4,207,857        0.2%
    Monotype Imaging Holdings, Inc.                            71,866  1,583,208        0.1%
*   Monster Worldwide, Inc.                                   161,632    517,222        0.0%
    MTS Systems Corp.                                          22,255  1,251,176        0.1%
*   Multi-Fineline Electronix, Inc.                            33,128    761,944        0.0%
*   Nanometrics, Inc.                                          42,328    755,978        0.0%
*   NAPCO Security Technologies, Inc.                          24,639    145,863        0.0%
    NCI, Inc. Class A                                          10,641    153,869        0.0%
*   NCR Corp.                                                  70,334  2,046,016        0.1%
*   NeoPhotonics Corp.                                         99,200  1,189,408        0.1%
*   NETGEAR, Inc.                                              60,312  2,557,229        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   NetScout Systems, Inc.                                     74,333 $1,654,653        0.1%
*   Newport Corp.                                              69,913  1,607,300        0.1%
    NIC, Inc.                                                  48,076    851,426        0.0%
#*  Numerex Corp. Class A                                      25,228    193,751        0.0%
    NVE Corp.                                                   1,526     87,562        0.0%
*   Onvia, Inc.                                                 3,803     13,539        0.0%
    Optical Cable Corp.                                        17,561     44,078        0.0%
*   OSI Systems, Inc.                                          30,939  1,574,486        0.1%
*   PAR Technology Corp.                                        9,176     58,635        0.0%
    Park Electrochemical Corp.                                 24,161    394,066        0.0%
#*  Paycom Software, Inc.                                      62,171  2,375,554        0.1%
    PC Connection, Inc.                                        61,775  1,468,392        0.1%
    PC-Tel, Inc.                                               25,090    112,403        0.0%
*   PCM, Inc.                                                  28,724    275,463        0.0%
*   PDF Solutions, Inc.                                        54,449    732,339        0.0%
    Pegasystems, Inc.                                          83,739  2,209,872        0.1%
*   Perceptron, Inc.                                           20,109     92,702        0.0%
*   Perficient, Inc.                                           74,427  1,554,036        0.1%
*   PFSweb, Inc.                                               32,878    463,580        0.0%
*   Photronics, Inc.                                          150,307  1,590,248        0.1%
*   Planet Payment, Inc.                                       28,340    113,643        0.0%
    Plantronics, Inc.                                          46,900  1,803,305        0.1%
*   Plexus Corp.                                               51,357  2,144,668        0.1%
*   Polycom, Inc.                                             193,334  2,310,341        0.1%
    Power Integrations, Inc.                                   32,553  1,570,682        0.1%
*   PRGX Global, Inc.                                          10,132     49,039        0.0%
*   Progress Software Corp.                                    87,734  2,238,972        0.1%
    QAD, Inc. Class A                                          25,004    490,328        0.0%
    QAD, Inc. Class B                                           4,173     67,895        0.0%
*   QLogic Corp.                                              151,502  1,983,161        0.1%
*   Qualstar Corp.                                             12,400      5,977        0.0%
*   QuinStreet, Inc.                                           18,008     63,388        0.0%
*   Qumu Corp.                                                 17,188     85,424        0.0%
#*  Rambus, Inc.                                              141,799  1,647,704        0.1%
*   RealNetworks, Inc.                                         58,241    265,579        0.0%
    Reis, Inc.                                                 19,853    499,700        0.0%
*   Relm Wireless Corp.                                        29,676    147,786        0.0%
*   RetailMeNot, Inc.                                          27,328    230,375        0.0%
#   RF Industries, Ltd.                                         9,264     23,901        0.0%
    Richardson Electronics, Ltd.                               17,100     88,920        0.0%
*   Rofin-Sinar Technologies, Inc.                             41,245  1,327,677        0.1%
*   Rogers Corp.                                               27,924  1,601,721        0.1%
*   Rosetta Stone, Inc.                                         9,240     73,458        0.0%
*   Rovi Corp.                                                110,346  1,944,297        0.1%
*   Rudolph Technologies, Inc.                                 78,886  1,094,149        0.1%
*   Sanmina Corp.                                             148,533  3,512,805        0.2%
*   ScanSource, Inc.                                           40,541  1,649,208        0.1%
    Science Applications International Corp.                   61,971  3,290,040        0.2%
*   SciQuest, Inc.                                              7,697    106,373        0.0%
*   Seachange International, Inc.                              52,037    194,098        0.0%
*   Semtech Corp.                                              78,366  1,695,840        0.1%
*   Sevcon, Inc.                                                4,832     53,925        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   ShoreTel, Inc.                                            120,378 $  736,713        0.0%
*   Sigma Designs, Inc.                                        58,598    370,925        0.0%
#*  Silicon Laboratories, Inc.                                 58,169  2,722,309        0.1%
*   Silver Spring Networks, Inc.                                1,800     25,290        0.0%
#*  Sonus Networks, Inc.                                       95,376    787,806        0.0%
#   SS&C Technologies Holdings, Inc.                            1,375     84,081        0.0%
*   Stamps.com, Inc.                                           27,639  2,276,348        0.1%
*   StarTek, Inc.                                              24,159     99,052        0.0%
#*  SunPower Corp.                                             20,122    405,257        0.0%
#*  Super Micro Computer, Inc.                                 74,933  2,016,447        0.1%
*   Support.com, Inc.                                          29,323     25,218        0.0%
*   Sykes Enterprises, Inc.                                    74,225  2,163,659        0.1%
#*  Synaptics, Inc.                                            51,017  3,650,266        0.2%
#*  Synchronoss Technologies, Inc.                             42,269  1,313,298        0.1%
#   SYNNEX Corp.                                               63,951  5,280,434        0.2%
*   Systemax, Inc.                                             66,100    598,205        0.0%
#*  Take-Two Interactive Software, Inc.                       153,713  5,253,910        0.2%
#*  Tangoe, Inc.                                                9,500     83,790        0.0%
*   Tech Data Corp.                                            67,291  4,622,219        0.2%
*   TechTarget, Inc.                                            9,914     76,933        0.0%
*   Telenav, Inc.                                              55,736    317,695        0.0%
    TeleTech Holdings, Inc.                                    66,645  1,852,065        0.1%
    Tessco Technologies, Inc.                                  19,087    316,462        0.0%
    Tessera Technologies, Inc.                                 70,571  2,026,799        0.1%
*   TiVo, Inc.                                                158,854  1,585,363        0.1%
    TransAct Technologies, Inc.                                19,291    168,025        0.0%
*   Travelzoo, Inc.                                             9,516     72,607        0.0%
#*  TTM Technologies, Inc.                                    110,739    722,018        0.0%
#*  Tyler Technologies, Inc.                                   20,938  3,065,533        0.1%
#*  Ubiquiti Networks, Inc.                                    69,037  2,459,098        0.1%
*   Ultra Clean Holdings, Inc.                                 36,251    206,268        0.0%
*   Ultratech, Inc.                                            56,699  1,229,801        0.1%
#*  Unisys Corp.                                               42,916    330,882        0.0%
*   United Online, Inc.                                        31,842    344,849        0.0%
#*  Universal Display Corp.                                    12,091    705,026        0.0%
#*  Veeco Instruments, Inc.                                    67,292  1,238,846        0.1%
#*  VeriFone Systems, Inc.                                     57,629  1,640,121        0.1%
*   Verint Systems, Inc.                                       57,164  1,934,430        0.1%
#*  ViaSat, Inc.                                               67,898  5,207,777        0.2%
*   Viavi Solutions, Inc.                                      32,093    208,925        0.0%
*   Vicon Industries, Inc.                                      6,594      5,935        0.0%
*   Virtusa Corp.                                              63,293  2,249,433        0.1%
#   Vishay Intertechnology, Inc.                              196,240  2,386,278        0.1%
*   Vishay Precision Group, Inc.                               12,904    193,044        0.0%
    Wayside Technology Group, Inc.                             12,677    209,170        0.0%
*   Web.com Group, Inc.                                        54,626  1,091,974        0.1%
#*  WebMD Health Corp.                                         53,627  3,364,558        0.2%
*   Xcerra Corp.                                               72,041    425,042        0.0%
*   XO Group, Inc.                                             64,966  1,147,300        0.1%
*   Xura, Inc.                                                  4,278     95,784        0.0%
*   YuMe, Inc.                                                  6,128     23,041        0.0%
*   Zix Corp.                                                 117,982    440,073        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Zynga, Inc. Class A                                       1,261,746 $  3,002,955        0.1%
                                                                        ------------       ----
Total Information Technology                                             347,438,283       15.9%
                                                                        ------------       ----
Materials -- (4.7%)
    A Schulman, Inc.                                             41,491    1,157,184        0.1%
#*  A. M. Castle & Co.                                              100          318        0.0%
    AEP Industries, Inc.                                         15,313      943,740        0.0%
#*  AgroFresh Solutions, Inc.                                     5,100       31,773        0.0%
    Alcoa, Inc.                                                 102,948    1,149,929        0.1%
    American Vanguard Corp.                                      47,267      782,269        0.0%
    Ampco-Pittsburgh Corp.                                        1,784       34,057        0.0%
    Axiall Corp.                                                 57,372    1,351,111        0.1%
#   Balchem Corp.                                                43,731    2,683,334        0.1%
*   Berry Plastics Group, Inc.                                   52,540    1,892,491        0.1%
*   Boise Cascade Co.                                            49,467    1,032,376        0.0%
    Cabot Corp.                                                  72,120    3,518,735        0.2%
    Calgon Carbon Corp.                                          75,201    1,232,544        0.1%
#   Carpenter Technology Corp.                                   45,706    1,618,449        0.1%
*   Century Aluminum Co.                                        121,001    1,067,229        0.0%
    Chase Corp.                                                  19,686    1,108,125        0.1%
*   Chemtura Corp.                                              175,823    4,896,671        0.2%
*   Clearwater Paper Corp.                                       25,884    1,546,310        0.1%
#*  Codexis, Inc.                                                 3,551       11,186        0.0%
#   Commercial Metals Co.                                       198,664    3,560,059        0.2%
#   Compass Minerals International, Inc.                         52,075    3,903,542        0.2%
*   Core Molding Technologies, Inc.                              24,525      287,678        0.0%
#   Deltic Timber Corp.                                          18,393    1,149,563        0.1%
    Domtar Corp.                                                113,033    4,367,595        0.2%
#   Eagle Materials, Inc.                                        46,433    3,441,614        0.2%
*   Ferro Corp.                                                  72,842      928,007        0.0%
    Ferroglobe P.L.C.                                            83,625      852,139        0.0%
#*  Flotek Industries, Inc.                                      39,200      370,440        0.0%
    Friedman Industries, Inc.                                     6,930       42,897        0.0%
    FutureFuel Corp.                                             51,586      579,827        0.0%
    Graphic Packaging Holding Co.                               116,963    1,553,269        0.1%
    Greif, Inc. Class A                                          14,248      494,406        0.0%
    Greif, Inc. Class B                                             300       13,827        0.0%
*   Handy & Harman, Ltd.                                          1,805       49,511        0.0%
    Hawkins, Inc.                                                18,451      721,988        0.0%
    Haynes International, Inc.                                   22,213      833,654        0.0%
    HB Fuller Co.                                                75,821    3,390,715        0.2%
*   Headwaters, Inc.                                            117,709    2,355,357        0.1%
#   Hecla Mining Co.                                             98,440      424,276        0.0%
    Huntsman Corp.                                              120,972    1,904,099        0.1%
    Innophos Holdings, Inc.                                      31,492    1,163,944        0.1%
    Innospec, Inc.                                               44,918    2,172,234        0.1%
    Kaiser Aluminum Corp.                                        33,977    3,222,039        0.1%
#   KapStone Paper and Packaging Corp.                          152,404    2,421,700        0.1%
    KMG Chemicals, Inc.                                          28,169      667,324        0.0%
*   Koppers Holdings, Inc.                                       25,707      646,017        0.0%
*   Kraton Performance Polymers, Inc.                            50,748    1,152,487        0.1%
#   Kronos Worldwide, Inc.                                       35,208      234,133        0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                       ------- ------------ ----------
Materials -- (Continued)
*            Louisiana-Pacific Corp.                                   206,881 $  3,516,977        0.2%
#*           LSB Industries, Inc.                                       24,127      317,511        0.0%
             Materion Corp.                                             41,009    1,188,851        0.1%
             Mercer International, Inc.                                 90,527      760,427        0.0%
             Minerals Technologies, Inc.                                44,730    2,679,327        0.1%
             Myers Industries, Inc.                                     91,337    1,231,223        0.1%
             Neenah Paper, Inc.                                         39,603    2,577,759        0.1%
*            Northern Technologies International Corp.                   7,993      117,097        0.0%
             Olin Corp.                                                 29,722      647,642        0.0%
             Olympic Steel, Inc.                                        13,893      314,260        0.0%
*            OMNOVA Solutions, Inc.                                     60,882      435,306        0.0%
             PH Glatfelter Co.                                          71,213    1,632,914        0.1%
             PolyOne Corp.                                             131,230    4,721,655        0.2%
             Quaker Chemical Corp.                                      33,824    3,012,365        0.1%
#            Rayonier Advanced Materials, Inc.                          31,391      321,758        0.0%
*            Real Industry, Inc.                                         3,639       32,169        0.0%
*            Resolute Forest Products, Inc.                             35,756      207,742        0.0%
#            Royal Gold, Inc.                                           63,244    3,960,339        0.2%
             Schnitzer Steel Industries, Inc. Class A                   70,817    1,460,247        0.1%
             Schweitzer-Mauduit International, Inc.                     51,595    1,774,352        0.1%
             Sensient Technologies Corp.                                73,966    4,974,214        0.2%
#            Silgan Holdings, Inc.                                       6,038      306,368        0.0%
             Stepan Co.                                                 31,075    1,904,587        0.1%
#*           Stillwater Mining Co.                                     165,069    2,013,842        0.1%
             SunCoke Energy, Inc.                                       69,680      517,722        0.0%
             Synalloy Corp.                                             10,401       88,096        0.0%
             TimkenSteel Corp.                                          26,426      336,667        0.0%
*            Trecora Resources                                          25,415      291,002        0.0%
             Tredegar Corp.                                             31,895      509,044        0.0%
#            Tronox, Ltd. Class A                                       27,210      198,089        0.0%
*            UFP Technologies, Inc.                                        947       23,533        0.0%
             United States Lime & Minerals, Inc.                        12,780      684,625        0.0%
             United States Steel Corp.                                 184,127    3,518,667        0.2%
*            Universal Stainless & Alloy Products, Inc.                  7,205       93,881        0.0%
#*           US Concrete, Inc.                                          19,220    1,187,027        0.1%
             Worthington Industries, Inc.                               98,879    3,732,682        0.2%
                                                                               ------------        ---
Total Materials                                                                 120,252,139        5.5%
                                                                               ------------        ---
Other -- (0.0%)
(degrees)*   Allen Organ Co. Escrow Shares                                 700           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                      58,381           --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                               5,200           --        0.0%
                                                                               ------------        ---
Total Other                                                                              --        0.0%
                                                                               ------------        ---
Real Estate Investment Trusts -- (0.1%)
             Gaming and Leisure Properties, Inc.                        61,894    2,029,519        0.1%
                                                                               ------------        ---
Telecommunication Services -- (0.9%)
#*           8x8, Inc.                                                  38,147      432,587        0.0%
             Atlantic Tele-Network, Inc.                                26,846    1,930,496        0.1%
#*           Boingo Wireless, Inc.                                      50,525      388,537        0.0%
*            Cincinnati Bell, Inc.                                     327,341    1,250,443        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Telecommunication Services -- (Continued)
#   Cogent Communications Holdings, Inc.                       61,589 $ 2,383,494        0.1%
#   Consolidated Communications Holdings, Inc.                 82,155   1,942,144        0.1%
#*  FairPoint Communications, Inc.                              5,870      77,836        0.0%
*   General Communication, Inc. Class A                        92,715   1,566,884        0.1%
*   Hawaiian Telcom Holdco, Inc.                                3,903      89,886        0.0%
    IDT Corp. Class B                                          47,769     732,776        0.0%
    Inteliquent, Inc.                                          68,056   1,129,049        0.1%
#*  Iridium Communications, Inc.                              112,323     906,447        0.0%
*   Lumos Networks Corp.                                       31,527     401,969        0.0%
#*  NTELOS Holdings Corp.                                      28,762     266,049        0.0%
#*  ORBCOMM, Inc.                                             102,159   1,012,396        0.1%
    Shenandoah Telecommunications Co.                         103,180   2,960,234        0.1%
    Spok Holdings, Inc.                                        49,865     847,206        0.0%
#*  Straight Path Communications, Inc. Class B                 11,554     422,876        0.0%
    Telephone & Data Systems, Inc.                            104,763   3,097,842        0.2%
*   United States Cellular Corp.                                4,708     200,749        0.0%
*   Vonage Holdings Corp.                                     386,922   1,806,926        0.1%
                                                                      -----------        ---
Total Telecommunication Services                                       23,846,826        1.1%
                                                                      -----------        ---
Utilities -- (3.6%)
    ALLETE, Inc.                                               64,025   3,597,565        0.2%
    American States Water Co.                                  61,894   2,580,361        0.1%
#   Artesian Resources Corp. Class A                           18,316     494,349        0.0%
#   Avangrid, Inc.                                             77,556   3,109,996        0.1%
#   Avista Corp.                                              106,134   4,252,789        0.2%
    Black Hills Corp.                                          75,388   4,567,759        0.2%
#   California Water Service Group                             84,987   2,373,687        0.1%
    Chesapeake Utilities Corp.                                 33,157   1,973,505        0.1%
    Connecticut Water Service, Inc.                            20,421     960,195        0.0%
    Consolidated Water Co., Ltd.                               22,624     314,247        0.0%
    Delta Natural Gas Co., Inc.                                17,638     451,533        0.0%
*   Dynegy, Inc.                                                8,456     149,079        0.0%
    El Paso Electric Co.                                       68,846   3,104,955        0.1%
    Empire District Electric Co. (The)                         69,344   2,334,812        0.1%
    Gas Natural, Inc.                                          13,086      95,528        0.0%
#   Genie Energy, Ltd. Class B                                 42,916     316,291        0.0%
    Hawaiian Electric Industries, Inc.                         33,010   1,079,097        0.1%
    IDACORP, Inc.                                              64,563   4,695,667        0.2%
    MGE Energy, Inc.                                           49,729   2,478,991        0.1%
    Middlesex Water Co.                                        34,446   1,260,035        0.1%
    New Jersey Resources Corp.                                145,601   5,195,044        0.2%
    Northwest Natural Gas Co.                                  46,618   2,402,692        0.1%
#   NorthWestern Corp.                                         71,197   4,046,837        0.2%
#   ONE Gas, Inc.                                              73,184   4,279,068        0.2%
#   Ormat Technologies, Inc.                                   24,410   1,059,394        0.1%
    Otter Tail Corp.                                           45,838   1,325,635        0.1%
#   Pattern Energy Group, Inc.                                 24,149     507,129        0.0%
    Piedmont Natural Gas Co., Inc.                             68,042   4,068,912        0.2%
#   PNM Resources, Inc.                                       135,652   4,297,455        0.2%
    Portland General Electric Co.                              98,225   3,901,497        0.2%
    RGC Resources, Inc.                                        13,188     296,202        0.0%
    SJW Corp.                                                  40,978   1,410,053        0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                                                    OF NET
                                                                         SHARES        VALUE+      ASSETS**
                                                                       ----------- -------------- ----------
Utilities -- (Continued)
#            South Jersey Industries, Inc.                                  98,964 $    2,762,085        0.1%
             Southwest Gas Corp.                                            70,456      4,573,299        0.2%
             Spark Energy, Inc. Class A                                      2,094         53,983        0.0%
#            Spire, Inc.                                                    73,831      4,722,231        0.2%
             Unitil Corp.                                                   30,882      1,220,457        0.1%
             WGL Holdings, Inc.                                             82,214      5,581,508        0.3%
#            York Water Co. (The)                                           28,112        833,521        0.0%
                                                                                   --------------      -----
Total Utilities                                                                        92,727,443        4.2%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 2,175,822,769       99.5%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Capital Bank Corp. Contingent Value Rights                      3,283             --        0.0%
(degrees)*   Community Health Systems, Inc. Contingent Value Rights         13,875             83        0.0%
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                          2,244            262        0.0%
(degrees)*   Furiex Pharmaceuticals Contingent Value Rights                  8,889             --        0.0%
(degrees)#*  Trius Therapeutics, Inc. Contingent Value Rights                6,973             --        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                         345        0.0%
                                                                                   --------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       -----------
BONDS -- (0.0%)

Health Care -- (0.0%)
Catalyst Biosciences, Inc.
(degrees)    --%, 02/19/18                                             $         4          4,375

                                                                         SHARES
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.455%         12,673,603     12,673,603        0.6%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@         DFA Short Term Investment Fund                             30,746,480    355,736,778       16.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,710,034,236)                                $2,544,237,870      116.3%
                                                                                   ==============      =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  366,408,782           --   --    $  366,408,782
   Consumer Staples                    96,786,000           --   --        96,786,000
   Energy                              82,226,600           --   --        82,226,600
   Financials                         459,786,374           --   --       459,786,374
   Health Care                        193,510,174           --   --       193,510,174
   Industrials                        390,810,629           --   --       390,810,629
   Information Technology             347,438,283           --   --       347,438,283
   Materials                          120,252,139           --   --       120,252,139
   Other                                       --           --   --                --
   Real Estate Investment Trusts        2,029,519           --   --         2,029,519
   Telecommunication Services          23,846,826           --   --        23,846,826
   Utilities                           92,727,443           --   --        92,727,443
Rights/Warrants                                -- $        345   --               345
Bonds
   Health Care                                 --        4,375   --             4,375
Temporary Cash Investments             12,673,603           --   --        12,673,603
Securities Lending Collateral                  --  355,736,778   --       355,736,778
                                   -------------- ------------   --    --------------
TOTAL                              $2,188,496,372 $355,741,498   --    $2,544,237,870
                                   ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (89.0%)

Consumer Discretionary -- (13.7%)
*   1-800-Flowers.com, Inc. Class A                            37,896 $   297,484        0.0%
    A.H. Belo Corp. Class A                                    17,110      84,352        0.0%
    Aaron's, Inc.                                              61,573   1,613,828        0.0%
    Abercrombie & Fitch Co. Class A                            45,569   1,218,059        0.0%
    Advance Auto Parts, Inc.                                   16,889   2,636,373        0.1%
*   Amazon.com, Inc.                                           27,406  18,076,724        0.3%
    AMC Entertainment Holdings, Inc. Class A                   18,446     519,808        0.0%
#*  AMC Networks, Inc. Class A                                 18,528   1,208,581        0.0%
    AMCON Distributing Co.                                        116       9,966        0.0%
#*  America's Car-Mart, Inc.                                    8,804     233,922        0.0%
*   American Axle & Manufacturing Holdings, Inc.               60,669     940,976        0.0%
#   American Eagle Outfitters, Inc.                           212,588   3,042,134        0.1%
*   American Public Education, Inc.                            11,958     276,947        0.0%
*   Apollo Education Group, Inc.                               38,894     303,373        0.0%
    Aramark                                                    93,376   3,129,030        0.1%
#   Arctic Cat, Inc.                                            8,750     145,513        0.0%
    Ark Restaurants Corp.                                       2,015      40,844        0.0%
*   Asbury Automotive Group, Inc.                              32,033   1,941,840        0.0%
#*  Ascena Retail Group, Inc.                                 165,526   1,458,284        0.0%
#*  Ascent Capital Group, Inc. Class A                          8,082     121,796        0.0%
#   Autoliv, Inc.                                              32,652   3,998,890        0.1%
#*  AutoNation, Inc.                                           71,863   3,639,861        0.1%
*   AutoZone, Inc.                                              2,987   2,285,742        0.1%
*   Ballantyne Strong, Inc.                                     7,721      34,899        0.0%
*   Barnes & Noble Education, Inc.                             48,358     452,631        0.0%
    Barnes & Noble, Inc.                                       90,225   1,060,144        0.0%
    Bassett Furniture Industries, Inc.                          6,115     180,454        0.0%
    Beasley Broadcast Group, Inc. Class A                       2,443       9,357        0.0%
*   Beazer Homes USA, Inc.                                      9,480      77,926        0.0%
#   bebe stores, Inc.                                          18,957      10,669        0.0%
#*  Bed Bath & Beyond, Inc.                                    71,730   3,387,091        0.1%
*   Belmond, Ltd. Class A                                     100,565     921,175        0.0%
#   Best Buy Co., Inc.                                        162,625   5,217,010        0.1%
    Big 5 Sporting Goods Corp.                                 24,918     301,259        0.0%
#   Big Lots, Inc.                                             70,667   3,240,789        0.1%
*   Biglari Holdings, Inc.                                        556     207,911        0.0%
*   BJ's Restaurants, Inc.                                     28,812   1,285,015        0.0%
    Bloomin' Brands, Inc.                                     170,776   3,193,511        0.1%
    Blue Nile, Inc.                                             7,032     181,285        0.0%
    Bob Evans Farms, Inc.                                      20,977     955,293        0.0%
    Bon-Ton Stores, Inc. (The)                                  9,305      21,681        0.0%
    BorgWarner, Inc.                                           80,647   2,896,840        0.1%
    Bowl America, Inc. Class A                                  1,280      18,509        0.0%
*   Boyd Gaming Corp.                                          22,632     421,860        0.0%
*   Bravo Brio Restaurant Group, Inc.                          22,019     162,280        0.0%
*   Bridgepoint Education, Inc.                                37,504     357,788        0.0%
*   Bright Horizons Family Solutions, Inc.                     25,711   1,687,156        0.0%
#   Brinker International, Inc.                                33,703   1,561,123        0.0%
    Brunswick Corp.                                            67,620   3,247,789        0.1%
#   Buckle, Inc. (The)                                         14,000     405,160        0.0%
#*  Buffalo Wild Wings, Inc.                                   14,047   1,877,522        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc.                                23,422 $   308,468        0.0%
#*  Burlington Stores, Inc.                                    26,879   1,531,297        0.0%
#*  Cabela's, Inc.                                             65,155   3,397,833        0.1%
#   Cable One, Inc.                                             4,983   2,286,998        0.1%
    Cablevision Systems Corp. Class A                          71,554   2,389,188        0.1%
#*  CafePress, Inc.                                             1,005       3,658        0.0%
#   CalAtlantic Group, Inc.                                    74,389   2,407,972        0.1%
    Caleres, Inc.                                              42,844   1,080,097        0.0%
    Callaway Golf Co.                                          65,019     607,277        0.0%
*   Cambium Learning Group, Inc.                               39,240     178,542        0.0%
    Canterbury Park Holding Corp.                                 200       2,150        0.0%
    Capella Education Co.                                      15,212     841,376        0.0%
*   Career Education Corp.                                     89,115     475,874        0.0%
#*  CarMax, Inc.                                               97,481   5,161,619        0.1%
*   Carmike Cinemas, Inc.                                      22,051     661,309        0.0%
    Carnival Corp.                                             83,323   4,086,993        0.1%
#   Carriage Services, Inc.                                    16,183     395,351        0.0%
*   Carrols Restaurant Group, Inc.                             46,310     644,172        0.0%
    Carter's, Inc.                                             28,735   3,065,162        0.1%
    Cato Corp. (The) Class A                                   24,857     909,518        0.0%
*   Cavco Industries, Inc.                                      6,607     579,368        0.0%
    CBS Corp. Class A                                           3,886     233,121        0.0%
    CBS Corp. Class B                                         146,185   8,173,203        0.2%
*   Century Casinos, Inc.                                       3,288      19,629        0.0%
*   Century Communities, Inc.                                   5,562      95,889        0.0%
*   Charles & Colvard, Ltd.                                    12,152      14,582        0.0%
#*  Charter Communications, Inc. Class A                       18,345   3,893,543        0.1%
    Cheesecake Factory, Inc. (The)                             62,573   3,191,849        0.1%
*   Cherokee, Inc.                                              9,105     142,402        0.0%
    Chico's FAS, Inc.                                         109,578   1,381,779        0.0%
    Children's Place, Inc. (The)                               19,150   1,491,977        0.0%
#*  Chipotle Mexican Grill, Inc.                                4,600   1,936,462        0.0%
    Choice Hotels International, Inc.                          23,511   1,191,067        0.0%
*   Christopher & Banks Corp.                                   1,481       3,851        0.0%
    Churchill Downs, Inc.                                       7,535   1,011,046        0.0%
#*  Chuy's Holdings, Inc.                                      18,893     576,992        0.0%
    Cinemark Holdings, Inc.                                   101,345   3,511,604        0.1%
    Citi Trends, Inc.                                          18,615     334,325        0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A               22,155     113,212        0.0%
    ClubCorp Holdings, Inc.                                    61,649     823,014        0.0%
#   Coach, Inc.                                                69,903   2,814,994        0.1%
    Collectors Universe, Inc.                                   4,745      82,516        0.0%
#   Columbia Sportswear Co.                                    44,528   2,608,005        0.1%
    Comcast Corp. Class A                                     935,332  56,830,772        1.0%
#*  Conn's, Inc.                                               23,510     323,027        0.0%
    Cooper Tire & Rubber Co.                                   59,827   2,066,425        0.0%
*   Cooper-Standard Holding, Inc.                               6,492     500,598        0.0%
    Core-Mark Holding Co., Inc.                                20,867   1,703,999        0.0%
#   Cracker Barrel Old Country Store, Inc.                     22,541   3,300,228        0.1%
#*  Crocs, Inc.                                                46,595     389,068        0.0%
*   Crown Media Holdings, Inc. Class A                         66,002     334,630        0.0%
    CSS Industries, Inc.                                          200       5,592        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
    CST Brands, Inc.                                           80,189 $3,028,739        0.1%
    Culp, Inc.                                                 14,909    391,212        0.0%
#   Dana Holding Corp.                                        146,863  1,898,939        0.0%
    Darden Restaurants, Inc.                                   61,851  3,850,225        0.1%
*   Dave & Buster's Entertainment, Inc.                         7,986    309,058        0.0%
#*  Deckers Outdoor Corp.                                      28,554  1,650,707        0.0%
#*  Del Frisco's Restaurant Group, Inc.                        13,639    217,269        0.0%
#*  Del Taco Restaurants, Inc.                                  2,813     25,458        0.0%
    Delphi Automotive P.L.C.                                   20,328  1,496,751        0.0%
*   Delta Apparel, Inc.                                         6,071    122,938        0.0%
*   Denny's Corp.                                              49,665    491,187        0.0%
    Destination Maternity Corp.                                 9,223     64,284        0.0%
*   Destination XL Group, Inc.                                 48,943    262,824        0.0%
#   DeVry Education Group, Inc.                                47,255    819,874        0.0%
#*  Diamond Resorts International, Inc.                        43,101    914,172        0.0%
    Dick's Sporting Goods, Inc.                               101,368  4,697,393        0.1%
    Dillard's, Inc. Class A                                    42,245  2,976,160        0.1%
    DineEquity, Inc.                                           26,634  2,290,524        0.1%
#*  Discovery Communications, Inc. Class A                     68,150  1,861,176        0.0%
*   Discovery Communications, Inc. Class B                      1,077     29,354        0.0%
*   Discovery Communications, Inc. Class C                     53,769  1,439,934        0.0%
*   DISH Network Corp. Class A                                 21,300  1,049,877        0.0%
#*  Dixie Group, Inc. (The)                                     7,544     35,608        0.0%
    Dollar General Corp.                                      106,699  8,739,715        0.2%
#*  Dollar Tree, Inc.                                          66,085  5,267,635        0.1%
    Domino's Pizza, Inc.                                       19,800  2,393,424        0.1%
*   Dorman Products, Inc.                                      28,336  1,524,193        0.0%
    DR Horton, Inc.                                           119,728  3,599,024        0.1%
*   DreamWorks Animation SKG, Inc. Class A                     57,209  2,283,783        0.1%
    Drew Industries, Inc.                                      29,143  1,889,341        0.0%
    DSW, Inc. Class A                                          76,314  1,875,035        0.0%
#   Dunkin' Brands Group, Inc.                                 50,812  2,362,758        0.1%
    Educational Development Corp.                               1,000     14,270        0.0%
*   El Pollo Loco Holdings, Inc.                                1,997     26,340        0.0%
*   Eldorado Resorts, Inc.                                      9,052    118,672        0.0%
*   Emerson Radio Corp.                                        11,467      9,174        0.0%
*   Emmis Communications Corp. Class A                          9,895      5,838        0.0%
*   Entercom Communications Corp. Class A                      20,872    236,688        0.0%
    Entravision Communications Corp. Class A                   82,351    654,690        0.0%
#   Escalade, Inc.                                              7,797     93,018        0.0%
#   Ethan Allen Interiors, Inc.                                24,840    845,554        0.0%
*   EVINE Live, Inc.                                           18,299     28,180        0.0%
*   EW Scripps Co. (The) Class A                               59,036    896,166        0.0%
#   Expedia, Inc.                                              17,015  1,969,827        0.0%
#*  Express, Inc.                                              99,222  1,803,856        0.0%
#*  Famous Dave's of America, Inc.                              4,600     26,772        0.0%
#*  Federal-Mogul Holdings Corp.                               51,880    479,371        0.0%
*   Fiesta Restaurant Group, Inc.                              13,382    429,696        0.0%
    Finish Line, Inc. (The) Class A                            52,667  1,040,173        0.0%
#*  Five Below, Inc.                                           31,121  1,297,746        0.0%
    Flexsteel Industries, Inc.                                  4,093    167,363        0.0%
#   Foot Locker, Inc.                                          96,404  5,923,062        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Consumer Discretionary -- (Continued)
    Ford Motor Co.                                            1,423,335 $19,300,423        0.3%
#*  Fossil Group, Inc.                                           24,432     989,496        0.0%
*   Fox Factory Holding Corp.                                    43,605     754,803        0.0%
*   Francesca's Holdings Corp.                                   41,579     690,211        0.0%
    Fred's, Inc. Class A                                         44,798     657,187        0.0%
*   FTD Cos., Inc.                                               26,811     745,614        0.0%
*   Fuel Systems Solutions, Inc.                                 18,012      95,464        0.0%
*   Full House Resorts, Inc.                                      5,091       8,247        0.0%
#*  G-III Apparel Group, Ltd.                                    39,798   1,800,859        0.0%
*   Gaiam, Inc. Class A                                          11,137      73,838        0.0%
#   GameStop Corp. Class A                                      107,858   3,537,742        0.1%
*   Gaming Partners International Corp.                           3,430      31,042        0.0%
#   Gannett Co., Inc.                                            73,533   1,239,031        0.0%
#   Gap, Inc. (The)                                             159,265   3,691,763        0.1%
    Garmin, Ltd.                                                 58,421   2,490,487        0.1%
    General Motors Co.                                          443,952  14,117,674        0.3%
#*  Genesco, Inc.                                                22,582   1,562,223        0.0%
#   Gentex Corp.                                                277,359   4,448,838        0.1%
*   Gentherm, Inc.                                               40,745   1,496,971        0.0%
    Genuine Parts Co.                                            70,323   6,748,898        0.1%
#   GNC Holdings, Inc. Class A                                   73,561   1,791,946        0.0%
    Goodyear Tire & Rubber Co. (The)                            146,555   4,245,698        0.1%
#*  GoPro, Inc. Class A                                          28,304     357,763        0.0%
    Graham Holdings Co. Class B                                   4,575   2,180,170        0.0%
#*  Grand Canyon Education, Inc.                                 55,996   2,448,705        0.1%
*   Gray Television, Inc.                                        57,253     735,701        0.0%
*   Gray Television, Inc. Class A                                 2,300      25,128        0.0%
*   Green Brick Partners, Inc.                                    4,722      34,801        0.0%
    Group 1 Automotive, Inc.                                     22,824   1,502,732        0.0%
#*  Groupon, Inc.                                                69,375     251,138        0.0%
#   Guess?, Inc.                                                 89,411   1,640,692        0.0%
    H&R Block, Inc.                                              41,708     844,170        0.0%
    Hanesbrands, Inc.                                            70,548   2,048,008        0.0%
#   Harley-Davidson, Inc.                                        98,894   4,730,100        0.1%
    Harman International Industries, Inc.                        31,964   2,453,557        0.1%
    Harte-Hanks, Inc.                                            36,525      66,476        0.0%
    Hasbro, Inc.                                                 18,667   1,579,975        0.0%
    Haverty Furniture Cos., Inc.                                 16,765     313,003        0.0%
    Haverty Furniture Cos., Inc. Class A                            717      13,551        0.0%
#*  Helen of Troy, Ltd.                                          22,483   2,237,733        0.0%
#*  Hibbett Sports, Inc.                                         18,677     674,240        0.0%
    Hilton Worldwide Holdings, Inc.                              96,841   2,135,344        0.0%
    Home Depot, Inc. (The)                                      110,670  14,817,606        0.3%
    Hooker Furniture Corp.                                       11,442     283,762        0.0%
*   Horizon Global Corp.                                         11,773     144,455        0.0%
*   Houghton Mifflin Harcourt Co.                                92,502   1,897,216        0.0%
    HSN, Inc.                                                    26,405   1,400,257        0.0%
*   Hyatt Hotels Corp. Class A                                   10,629     508,917        0.0%
#*  Iconix Brand Group, Inc.                                     37,481     317,839        0.0%
#*  Ignite Restaurant Group, Inc.                                   960       3,187        0.0%
*   Installed Building Products, Inc.                             7,355     195,496        0.0%
    International Game Technology P.L.C.                         18,589     322,333        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES    VALUE+    ASSETS**
                                                                      ------- ---------- ----------
Consumer Discretionary -- (Continued)
            International Speedway Corp. Class A                       32,721 $1,095,826        0.0%
            Interpublic Group of Cos., Inc. (The)                     154,532  3,544,964        0.1%
#           Interval Leisure Group, Inc.                               44,689    631,009        0.0%
*           Intrawest Resorts Holdings, Inc.                            2,733     23,613        0.0%
#*          iRobot Corp.                                               14,269    533,375        0.0%
*           Isle of Capri Casinos, Inc.                                10,913    162,604        0.0%
*           J Alexander's Holdings, Inc.                                8,076     83,183        0.0%
#           Jack in the Box, Inc.                                      33,420  2,257,521        0.0%
#*          JAKKS Pacific, Inc.                                         8,687     65,153        0.0%
#*          Jamba, Inc.                                                 8,857    115,052        0.0%
*           JC Penney Co., Inc.                                       220,130  2,042,806        0.0%
            John Wiley & Sons, Inc. Class A                            46,371  2,299,538        0.1%
            John Wiley & Sons, Inc. Class B                             2,517    124,768        0.0%
            Johnson Controls, Inc.                                    142,618  5,904,385        0.1%
            Johnson Outdoors, Inc. Class A                              3,558     85,855        0.0%
*           K12, Inc.                                                  24,135    296,619        0.0%
#*          Kate Spade & Co.                                           37,181    956,667        0.0%
#           KB Home                                                    49,212    667,807        0.0%
            Kirkland's, Inc.                                           21,981    360,928        0.0%
#           Kohl's Corp.                                              136,354  6,040,482        0.1%
#*          Kona Grill, Inc.                                            5,314     70,782        0.0%
#*          Krispy Kreme Doughnuts, Inc.                               60,268  1,049,266        0.0%
            L Brands, Inc.                                             46,785  3,662,798        0.1%
#*          La Quinta Holdings, Inc.                                   62,659    800,155        0.0%
            La-Z-Boy, Inc.                                             47,466  1,227,945        0.0%
*           Lakeland Industries, Inc.                                   2,263     19,665        0.0%
*           Lands' End, Inc.                                           10,001    243,324        0.0%
#           Las Vegas Sands Corp.                                      37,764  1,705,045        0.0%
            Lear Corp.                                                 41,874  4,820,954        0.1%
            Leggett & Platt, Inc.                                      63,610  3,135,337        0.1%
#           Lennar Corp. Class A                                       63,002  2,854,621        0.1%
            Lennar Corp. Class B                                       14,859    534,330        0.0%
            Libbey, Inc.                                               38,116    708,958        0.0%
#*          Liberty Braves Group Class A                                4,772     74,634        0.0%
(degrees)*  Liberty Braves Group Class B                                   58        907        0.0%
*           Liberty Braves Group Class C                                9,661    144,142        0.0%
*           Liberty Broadband Corp. Class A                            16,815    963,836        0.0%
(degrees)*  Liberty Broadband Corp. Class B                               145      9,007        0.0%
*           Liberty Broadband Corp. Class C                            44,145  2,527,301        0.1%
*           Liberty Interactive Corp., QVC Group Class A              226,805  5,942,291        0.1%
*           Liberty Interactive Corp., QVC Group Class B                  600     15,705        0.0%
*           Liberty Media Group Class A                                11,931    218,337        0.0%
(degrees)*  Liberty Media Group Class B                                   145      2,681        0.0%
*           Liberty Media Group Class C                                24,153    434,754        0.0%
*           Liberty SiriusXM Group Class A                             47,725  1,563,948        0.0%
            Liberty SiriusXM Group Class B                                581     19,446        0.0%
*           Liberty SiriusXM Group Class C                             96,612  3,093,516        0.1%
            Liberty Tax, Inc.                                           4,561     54,504        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class A                 55,647  1,227,573        0.0%
*           Liberty TripAdvisor Holdings, Inc. Class B                    110      2,536        0.0%
*           Liberty Ventures Series A                                  83,290  3,331,600        0.1%
            Lifetime Brands, Inc.                                      14,113    243,732        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Lindblad Expeditions Holdings, Inc.                         1,279 $    12,790        0.0%
#   Lions Gate Entertainment Corp.                             40,733     904,273        0.0%
#   Lithia Motors, Inc. Class A                                24,992   2,074,836        0.0%
*   Live Nation Entertainment, Inc.                           170,429   3,660,815        0.1%
*   LKQ Corp.                                                 119,588   3,832,795        0.1%
*   Loral Space & Communications, Inc.                         10,511     385,543        0.0%
    Lowe's Cos., Inc.                                         216,161  16,432,559        0.3%
*   Luby's, Inc.                                               24,827     124,880        0.0%
#*  Lululemon Athletica, Inc.                                  17,574   1,151,976        0.0%
#*  Lumber Liquidators Holdings, Inc.                          11,988     178,741        0.0%
*   M/I Homes, Inc.                                            27,979     562,378        0.0%
    Macy's, Inc.                                              127,411   5,044,201        0.1%
*   Madison Square Garden Co. (The) Class A                    17,661   2,772,424        0.1%
*   Malibu Boats, Inc. Class A                                  7,590     133,584        0.0%
    Marcus Corp. (The)                                         12,065     233,458        0.0%
    Marine Products Corp.                                      19,424     159,083        0.0%
*   MarineMax, Inc.                                            27,754     527,604        0.0%
#   Marriott International, Inc. Class A                       21,551   1,510,510        0.0%
    Marriott Vacations Worldwide Corp.                         25,549   1,600,389        0.0%
#   Mattel, Inc.                                              136,937   4,257,371        0.1%
#*  Mattress Firm Holding Corp.                                   256       9,989        0.0%
#*  McClatchy Co. (The) Class A                                45,840      50,882        0.0%
    McDonald's Corp.                                          102,238  12,932,085        0.2%
    MDC Holdings, Inc.                                         52,480   1,291,533        0.0%
*   Media General, Inc.                                        38,671     670,168        0.0%
#   Meredith Corp.                                             32,986   1,692,512        0.0%
*   Meritage Homes Corp.                                       50,049   1,703,167        0.0%
*   MGM Resorts International                                 191,385   4,076,500        0.1%
#*  Michael Kors Holdings, Ltd.                                45,962   2,374,397        0.1%
#*  Michaels Cos., Inc. (The)                                  50,472   1,434,919        0.0%
*   Modine Manufacturing Co.                                   43,717     472,581        0.0%
*   Mohawk Industries, Inc.                                    27,390   5,276,136        0.1%
*   Monarch Casino & Resort, Inc.                               3,481      66,139        0.0%
#   Monro Muffler Brake, Inc.                                  25,600   1,772,032        0.0%
*   Motorcar Parts of America, Inc.                            20,256     649,610        0.0%
    Movado Group, Inc.                                         12,456     351,384        0.0%
*   MSG Networks, Inc. Class A                                 45,325     774,604        0.0%
*   Murphy USA, Inc.                                           46,520   2,671,178        0.1%
    NACCO Industries, Inc. Class A                              6,383     379,916        0.0%
*   Nathan's Famous, Inc.                                       4,330     192,728        0.0%
    National CineMedia, Inc.                                   40,270     571,834        0.0%
*   Nautilus, Inc.                                             40,483     714,120        0.0%
#*  Netflix, Inc.                                              22,400   2,016,672        0.0%
*   New Home Co., Inc. (The)                                      245       2,727        0.0%
    New Media Investment Group, Inc.                            2,144      34,411        0.0%
*   New York & Co., Inc.                                       48,582     180,725        0.0%
    New York Times Co. (The) Class A                          115,030   1,474,685        0.0%
    Newell Brands, Inc.                                       126,626   5,766,548        0.1%
    News Corp. Class A                                        122,857   1,525,884        0.0%
#   News Corp. Class B                                         59,622     772,701        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                   17,939     920,809        0.0%
    NIKE, Inc. Class B                                         79,584   4,690,681        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Consumer Discretionary -- (Continued)
*   Nobility Homes, Inc.                                        1,152 $   16,416        0.0%
#   Nordstrom, Inc.                                            34,023  1,739,596        0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                       85,974  4,203,269        0.1%
    Nutrisystem, Inc.                                          23,167    510,137        0.0%
*   NVR, Inc.                                                   2,277  3,782,757        0.1%
*   O'Reilly Automotive, Inc.                                  30,530  8,019,620        0.1%
#*  Office Depot, Inc.                                        401,534  2,361,020        0.1%
#   Omnicom Group, Inc.                                        39,896  3,310,171        0.1%
#   Outerwall, Inc.                                            18,448    762,087        0.0%
#*  Overstock.com, Inc.                                         7,090    103,443        0.0%
    Oxford Industries, Inc.                                    19,706  1,308,873        0.0%
#*  Panera Bread Co. Class A                                   13,095  2,808,747        0.1%
#   Papa John's International, Inc.                            28,426  1,608,627        0.0%
#*  Papa Murphy's Holdings, Inc.                                6,677     83,863        0.0%
#*  Penn National Gaming, Inc.                                 37,631    606,988        0.0%
#   Penske Automotive Group, Inc.                              81,763  3,199,386        0.1%
*   Perfumania Holdings, Inc.                                   1,922      5,382        0.0%
*   Perry Ellis International, Inc.                            10,487    199,777        0.0%
#   PetMed Express, Inc.                                       13,560    248,148        0.0%
#   Pier 1 Imports, Inc.                                       69,419    478,297        0.0%
*   Pinnacle Entertainment, Inc.                               36,985    408,314        0.0%
#   Polaris Industries, Inc.                                   11,300  1,106,044        0.0%
    Pool Corp.                                                 24,941  2,180,093        0.0%
*   Popeyes Louisiana Kitchen, Inc.                            14,682    789,304        0.0%
*   Potbelly Corp.                                              6,297     89,732        0.0%
*   Priceline Group, Inc. (The)                                 4,200  5,643,372        0.1%
    PulteGroup, Inc.                                          210,129  3,864,272        0.1%
    PVH Corp.                                                  35,911  3,433,092        0.1%
#*  Radio One, Inc. Class D                                       841      1,859        0.0%
#   Ralph Lauren Corp.                                         20,549  1,915,372        0.0%
    RCI Hospitality Holdings, Inc.                             12,873    131,948        0.0%
*   Reading International, Inc. Class A                        15,735    204,083        0.0%
*   Red Lion Hotels Corp.                                      21,513    169,953        0.0%
#*  Red Robin Gourmet Burgers, Inc.                            15,191    985,288        0.0%
#   Regal Entertainment Group Class A                          59,771  1,246,225        0.0%
*   Regis Corp.                                                39,149    535,167        0.0%
    Rent-A-Center, Inc.                                        40,650    597,555        0.0%
#*  Restoration Hardware Holdings, Inc.                        19,965    863,886        0.0%
    Rocky Brands, Inc.                                          6,987     84,193        0.0%
    Ross Stores, Inc.                                          68,236  3,874,440        0.1%
#   Royal Caribbean Cruises, Ltd.                              94,154  7,287,520        0.1%
*   Ruby Tuesday, Inc.                                         58,784    258,650        0.0%
    Ruth's Hospitality Group, Inc.                             48,637    772,356        0.0%
    Saga Communications, Inc. Class A                           1,505     63,285        0.0%
    Salem Media Group, Inc.                                     8,669     67,358        0.0%
#*  Sally Beauty Holdings, Inc.                                53,579  1,682,381        0.0%
    Scholastic Corp.                                           13,187    479,743        0.0%
#*  Scientific Games Corp. Class A                              8,962     88,903        0.0%
#   Scripps Networks Interactive, Inc. Class A                 16,900  1,053,715        0.0%
*   Sears Hometown and Outlet Stores, Inc.                      1,300      8,801        0.0%
#   SeaWorld Entertainment, Inc.                               98,943  1,971,934        0.0%
#*  Select Comfort Corp.                                       61,140  1,508,935        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
*   Sequential Brands Group, Inc.                               1,378 $     7,648        0.0%
#   Service Corp. International                               187,444   4,999,131        0.1%
*   ServiceMaster Global Holdings, Inc.                        83,977   3,217,999        0.1%
*   Shiloh Industries, Inc.                                    12,091      77,987        0.0%
    Shoe Carnival, Inc.                                        18,656     478,153        0.0%
#*  Shutterfly, Inc.                                           26,029   1,196,813        0.0%
    Signet Jewelers, Ltd.                                      29,861   3,241,710        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     74,359   2,384,693        0.1%
#*  Sirius XM Holdings, Inc.                                  139,702     551,823        0.0%
#   Six Flags Entertainment Corp.                              41,784   2,509,129        0.1%
*   Sizmek, Inc.                                               28,312      75,027        0.0%
*   Skechers U.S.A., Inc. Class A                              95,503   3,156,374        0.1%
*   Skullcandy, Inc.                                           20,834      71,044        0.0%
*   Skyline Corp.                                               1,175      10,634        0.0%
#*  Smith & Wesson Holding Corp.                               65,501   1,429,887        0.0%
    Sonic Automotive, Inc. Class A                             39,469     740,438        0.0%
    Sonic Corp.                                                33,893   1,164,902        0.0%
#   Sotheby's                                                  55,262   1,505,337        0.0%
    Spartan Motors, Inc.                                       17,705      86,046        0.0%
    Speedway Motorsports, Inc.                                 30,953     542,297        0.0%
*   Sportsman's Warehouse Holdings, Inc.                       19,807     225,404        0.0%
#   Stage Stores, Inc.                                         20,604     151,645        0.0%
    Standard Motor Products, Inc.                              22,348     793,577        0.0%
*   Stanley Furniture Co., Inc.                                 4,426      11,331        0.0%
    Staples, Inc.                                             114,862   1,171,592        0.0%
    Starbucks Corp.                                            99,500   5,594,885        0.1%
    Starwood Hotels & Resorts Worldwide, Inc.                  24,752   2,026,694        0.0%
*   Starz Class A                                              59,655   1,623,213        0.0%
*   Starz Class B                                                 581      14,624        0.0%
    Stein Mart, Inc.                                           52,781     382,134        0.0%
*   Steven Madden, Ltd.                                        58,611   2,051,971        0.0%
*   Stoneridge, Inc.                                           37,370     532,896        0.0%
    Strattec Security Corp.                                     3,527     186,578        0.0%
#*  Strayer Education, Inc.                                    15,888     788,680        0.0%
    Sturm Ruger & Co., Inc.                                    14,435     924,273        0.0%
    Superior Industries International, Inc.                    22,424     585,715        0.0%
    Superior Uniform Group, Inc.                               12,932     245,967        0.0%
*   Sypris Solutions, Inc.                                      8,523       9,716        0.0%
    Tailored Brands, Inc.                                      33,695     586,967        0.0%
*   Tandy Leather Factory, Inc.                                 9,590      67,610        0.0%
    Target Corp.                                              153,340  12,190,530        0.2%
*   Taylor Morrison Home Corp. Class A                         20,084     289,210        0.0%
    TEGNA, Inc.                                               167,112   3,903,736        0.1%
#*  Tempur Sealy International, Inc.                           28,745   1,743,959        0.0%
*   Tenneco, Inc.                                              29,117   1,551,936        0.0%
#*  Tesla Motors, Inc.                                          7,091   1,707,229        0.0%
#   Texas Roadhouse, Inc.                                      63,815   2,598,547        0.1%
    Thor Industries, Inc.                                      50,111   3,208,106        0.1%
#   Tiffany & Co.                                              57,064   4,071,516        0.1%
*   Tilly's, Inc. Class A                                       6,424      40,407        0.0%
    Time Warner Cable, Inc.                                    88,298  18,728,889        0.3%
    Time Warner, Inc.                                         243,015  18,260,147        0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
    Time, Inc.                                                 52,922 $   777,953        0.0%
    TJX Cos., Inc. (The)                                       56,625   4,293,307        0.1%
*   Toll Brothers, Inc.                                        83,371   2,276,028        0.1%
*   TopBuild Corp.                                              8,710     271,926        0.0%
    Tower International, Inc.                                  26,867     616,598        0.0%
*   Town Sports International Holdings, Inc.                   12,890      42,924        0.0%
#   Tractor Supply Co.                                         49,600   4,695,136        0.1%
*   Trans World Entertainment Corp.                               900       3,492        0.0%
*   TRI Pointe Group, Inc.                                     72,722     843,575        0.0%
#*  TripAdvisor, Inc.                                          13,565     876,163        0.0%
#*  Tuesday Morning Corp.                                      23,082     200,352        0.0%
*   Tumi Holdings, Inc.                                        53,918   1,438,532        0.0%
#   Tupperware Brands Corp.                                    17,754   1,030,975        0.0%
    Twenty-First Century Fox, Inc. Class A                    210,181   6,360,077        0.1%
    Twenty-First Century Fox, Inc. Class B                     70,750   2,130,990        0.0%
*   UCP, Inc. Class A                                           1,400      10,836        0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                     19,777   4,119,154        0.1%
#*  Under Armour, Inc. Class A                                 25,200   1,107,288        0.0%
#*  Under Armour, Inc. Class C                                 25,200   1,028,160        0.0%
*   Unifi, Inc.                                                12,128     312,417        0.0%
*   Universal Electronics, Inc.                                12,278     815,382        0.0%
    Universal Technical Institute, Inc.                        13,926      55,008        0.0%
#*  Urban Outfitters, Inc.                                    109,827   3,329,955        0.1%
*   US Auto Parts Network, Inc.                                16,002      51,846        0.0%
    Vail Resorts, Inc.                                         29,350   3,804,934        0.1%
#*  Vera Bradley, Inc.                                         17,503     307,003        0.0%
    VF Corp.                                                   53,460   3,370,653        0.1%
#   Viacom, Inc. Class A                                        4,645     204,055        0.0%
    Viacom, Inc. Class B                                      163,484   6,686,496        0.1%
#*  Vince Holding Corp.                                         1,828      11,297        0.0%
*   Vista Outdoor, Inc.                                        52,561   2,521,877        0.1%
    Visteon Corp.                                              43,332   3,452,260        0.1%
#*  Vitamin Shoppe, Inc.                                       26,563     727,029        0.0%
*   VOXX International Corp.                                   18,800      84,412        0.0%
    Walt Disney Co. (The)                                     365,590  37,750,823        0.7%
#*  Wayfair, Inc. Class A                                       5,300     200,075        0.0%
*   WCI Communities, Inc.                                       6,422     102,624        0.0%
#   Wendy's Co. (The)                                         298,595   3,242,742        0.1%
*   West Marine, Inc.                                          24,450     244,989        0.0%
    Weyco Group, Inc.                                           5,289     148,304        0.0%
    Whirlpool Corp.                                            38,449   6,695,509        0.1%
#*  William Lyon Homes Class A                                 14,589     205,705        0.0%
#   Williams-Sonoma, Inc.                                      36,319   2,134,831        0.0%
#   Winmark Corp.                                               2,732     260,086        0.0%
    Winnebago Industries, Inc.                                 33,304     720,699        0.0%
    Wolverine World Wide, Inc.                                 82,415   1,561,764        0.0%
#   Wyndham Worldwide Corp.                                    63,141   4,479,854        0.1%
#   Wynn Resorts, Ltd.                                         13,506   1,192,580        0.0%
    Yum! Brands, Inc.                                          33,855   2,693,504        0.1%
*   Zagg, Inc.                                                 38,591     309,114        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                               20,676 $    346,943        0.0%
                                                                      ------------       ----
Total Consumer Discretionary                                           886,979,235       15.2%
                                                                      ------------       ----
Consumer Staples -- (6.8%)
    Alico, Inc.                                                 5,242      151,546        0.0%
#*  Alliance One International, Inc.                            5,671      144,667        0.0%
    Altria Group, Inc.                                        141,174    8,853,022        0.2%
    Andersons, Inc. (The)                                      27,655      926,719        0.0%
    Archer-Daniels-Midland Co.                                143,454    5,729,553        0.1%
    Avon Products, Inc.                                       160,736      757,067        0.0%
#   B&G Foods, Inc.                                            68,258    2,812,912        0.1%
#*  Boston Beer Co., Inc. (The) Class A                         4,962      774,469        0.0%
*   Bridgford Foods Corp.                                       2,509       30,710        0.0%
#   Brown-Forman Corp. Class A                                  5,843      605,978        0.0%
#   Brown-Forman Corp. Class B                                  8,062      776,532        0.0%
    Bunge, Ltd.                                                55,740    3,483,750        0.1%
#   Cal-Maine Foods, Inc.                                      41,044    2,083,393        0.0%
    Calavo Growers, Inc.                                       12,466      712,681        0.0%
#   Campbell Soup Co.                                          49,790    3,072,541        0.1%
    Casey's General Stores, Inc.                               42,229    4,729,648        0.1%
*   CCA Industries, Inc.                                        3,031       10,093        0.0%
*   Central Garden & Pet Co.                                   10,091      164,181        0.0%
*   Central Garden & Pet Co. Class A                           30,294      493,489        0.0%
#*  Chefs' Warehouse, Inc. (The)                               19,465      375,091        0.0%
#   Church & Dwight Co., Inc.                                  36,688    3,400,978        0.1%
#   Clorox Co. (The)                                           21,350    2,673,661        0.1%
    Coca-Cola Bottling Co. Consolidated                         8,466    1,349,226        0.0%
    Coca-Cola Co. (The)                                       362,304   16,231,219        0.3%
    Coca-Cola Enterprises, Inc.                                90,124    4,729,708        0.1%
    Colgate-Palmolive Co.                                      76,902    5,453,890        0.1%
    ConAgra Foods, Inc.                                       121,864    5,430,260        0.1%
    Constellation Brands, Inc. Class A                         78,551   12,258,669        0.2%
#   Constellation Brands, Inc. Class B                          1,902      298,614        0.0%
    Costco Wholesale Corp.                                     41,646    6,169,022        0.1%
#   Coty, Inc. Class A                                         14,900      452,960        0.0%
#*  Craft Brew Alliance, Inc.                                  11,063       94,257        0.0%
*   Crimson Wine Group, Ltd.                                    9,858       83,792        0.0%
    CVS Health Corp.                                          328,752   33,039,576        0.6%
*   Darling Ingredients, Inc.                                 134,798    1,953,223        0.0%
#   Dean Foods Co.                                             95,436    1,644,362        0.0%
    Dr Pepper Snapple Group, Inc.                              62,606    5,691,511        0.1%
    Edgewell Personal Care Co.                                 45,017    3,694,545        0.1%
    Energizer Holdings, Inc.                                   28,345    1,232,724        0.0%
    Estee Lauder Cos., Inc. (The) Class A                      17,200    1,648,964        0.0%
#*  Farmer Brothers Co.                                        16,643      502,785        0.0%
#   Flowers Foods, Inc.                                       128,589    2,463,765        0.1%
    Fresh Del Monte Produce, Inc.                              49,348    2,134,794        0.0%
    General Mills, Inc.                                        54,138    3,320,825        0.1%
    Golden Enterprises, Inc.                                    1,623        9,300        0.0%
#*  Hain Celestial Group, Inc. (The)                           63,955    2,677,156        0.1%
#*  Herbalife, Ltd.                                            34,042    1,972,734        0.0%
#   Hershey Co. (The)                                           6,900      642,459        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
#   Hormel Foods Corp.                                        152,124 $ 5,864,380        0.1%
*   HRG Group, Inc.                                            89,522   1,289,117        0.0%
    Ingles Markets, Inc. Class A                               14,528     524,025        0.0%
    Ingredion, Inc.                                            60,426   6,954,428        0.1%
    Inter Parfums, Inc.                                        23,482     719,019        0.0%
#*  Inventure Foods, Inc.                                       6,441      46,118        0.0%
    J&J Snack Foods Corp.                                      17,878   1,808,002        0.0%
#   JM Smucker Co. (The)                                       53,187   6,753,685        0.1%
    John B. Sanfilippo & Son, Inc.                              7,385     408,612        0.0%
    Kellogg Co.                                                21,066   1,618,079        0.0%
    Kimberly-Clark Corp.                                       30,133   3,772,350        0.1%
    Kraft Heinz Co. (The)                                      91,292   7,127,166        0.1%
    Kroger Co. (The)                                          154,486   5,467,260        0.1%
    Lancaster Colony Corp.                                     19,955   2,324,758        0.0%
*   Landec Corp.                                               27,028     304,065        0.0%
*   Lifeway Foods, Inc.                                         2,867      27,810        0.0%
#   Limoneira Co.                                               2,654      47,480        0.0%
*   Mannatech, Inc.                                               600      12,504        0.0%
#   McCormick & Co., Inc. Non-voting                           17,206   1,613,579        0.0%
#   McCormick & Co., Inc. Voting                                1,509     141,461        0.0%
    Mead Johnson Nutrition Co.                                 36,000   3,137,400        0.1%
    Medifast, Inc.                                             17,803     561,329        0.0%
#   MGP Ingredients, Inc.                                      19,569     517,013        0.0%
#   Molson Coors Brewing Co. Class A                              266      24,867        0.0%
    Molson Coors Brewing Co. Class B                           67,373   6,442,880        0.1%
    Mondelez International, Inc. Class A                      462,266  19,858,947        0.3%
*   Monster Beverage Corp.                                     27,273   3,933,312        0.1%
#*  National Beverage Corp.                                    23,726   1,108,953        0.0%
*   Natural Alternatives International, Inc.                    4,170      43,827        0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                   11,286     150,781        0.0%
#   Natural Health Trends Corp.                                 6,437     232,955        0.0%
    Nature's Sunshine Products, Inc.                            2,146      20,559        0.0%
#   Nu Skin Enterprises, Inc. Class A                          34,626   1,411,702        0.0%
*   Nutraceutical International Corp.                           8,355     197,094        0.0%
    Oil-Dri Corp. of America                                    5,619     187,450        0.0%
*   Omega Protein Corp.                                        20,671     384,274        0.0%
#   Orchids Paper Products Co.                                  6,973     213,862        0.0%
    PepsiCo, Inc.                                             155,127  15,971,876        0.3%
    Philip Morris International, Inc.                         116,866  11,466,892        0.2%
#*  Pilgrim's Pride Corp.                                      89,398   2,405,700        0.1%
    Pinnacle Foods, Inc.                                      103,748   4,418,627        0.1%
#*  Post Holdings, Inc.                                        48,304   3,470,159        0.1%
#   PriceSmart, Inc.                                           15,543   1,345,091        0.0%
*   Primo Water Corp.                                          13,122     144,342        0.0%
    Procter & Gamble Co. (The)                                558,831  44,773,540        0.8%
*   Revlon, Inc. Class A                                       24,911     907,508        0.0%
    Reynolds American, Inc.                                   179,003   8,878,549        0.2%
*   Rite Aid Corp.                                            267,434   2,152,844        0.0%
    Rocky Mountain Chocolate Factory, Inc.                      4,490      45,304        0.0%
    Sanderson Farms, Inc.                                      25,997   2,384,965        0.0%
*   Seaboard Corp.                                                346   1,039,038        0.0%
*   Seneca Foods Corp. Class A                                  7,375     240,351        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
*   Seneca Foods Corp. Class B                                    283 $      9,347        0.0%
*   Smart & Final Stores, Inc.                                  2,185       34,785        0.0%
    Snyder's-Lance, Inc.                                       79,856    2,552,996        0.1%
    SpartanNash Co.                                            27,359      757,844        0.0%
#   Spectrum Brands Holdings, Inc.                             44,660    5,073,376        0.1%
#*  Sprouts Farmers Market, Inc.                               64,808    1,819,161        0.0%
*   SUPERVALU, Inc.                                           173,792      874,174        0.0%
    Sysco Corp.                                                43,612    2,009,205        0.0%
#   Tootsie Roll Industries, Inc.                              27,188      968,980        0.0%
#*  TreeHouse Foods, Inc.                                      47,669    4,213,940        0.1%
    Tyson Foods, Inc. Class A                                 140,474    9,245,999        0.2%
#*  United Natural Foods, Inc.                                 29,396    1,048,555        0.0%
    United-Guardian, Inc.                                       1,431       25,758        0.0%
#   Universal Corp.                                            14,346      782,574        0.0%
#*  USANA Health Sciences, Inc.                                 9,882    1,170,424        0.0%
#   Vector Group, Ltd.                                         62,593    1,352,009        0.0%
    Village Super Market, Inc. Class A                          7,180      175,192        0.0%
    Wal-Mart Stores, Inc.                                     588,437   39,348,782        0.7%
    Walgreens Boots Alliance, Inc.                            191,505   15,182,516        0.3%
    WD-40 Co.                                                  11,814    1,208,572        0.0%
    Weis Markets, Inc.                                         18,986      864,243        0.0%
#*  WhiteWave Foods Co. (The)                                  54,703    2,199,608        0.0%
#   Whole Foods Market, Inc.                                  164,089    4,771,708        0.1%
                                                                      ------------        ---
Total Consumer Staples                                                 438,528,658        7.5%
                                                                      ------------        ---
Energy -- (6.5%)
#*  Abraxas Petroleum Corp.                                    16,753       25,465        0.0%
    Adams Resources & Energy, Inc.                              3,511      141,318        0.0%
#   Alon USA Energy, Inc.                                      58,308      612,234        0.0%
    Anadarko Petroleum Corp.                                   73,150    3,859,394        0.1%
*   Antero Resources Corp.                                     42,957    1,215,683        0.0%
#   Apache Corp.                                               65,385    3,556,944        0.1%
    Archrock, Inc.                                             44,829      441,566        0.0%
#   Atwood Oceanics, Inc.                                      24,928      240,804        0.0%
    Baker Hughes, Inc.                                         74,114    3,584,153        0.1%
*   Barnwell Industries, Inc.                                   1,657        2,817        0.0%
#*  Basic Energy Services, Inc.                                16,109       51,549        0.0%
#   Bristow Group, Inc.                                        18,707      428,764        0.0%
    Cabot Oil & Gas Corp.                                     138,968    3,251,851        0.1%
    California Resources Corp.                                 57,964      127,521        0.0%
*   Callon Petroleum Co.                                       77,865      818,361        0.0%
#   CARBO Ceramics, Inc.                                        6,300       93,555        0.0%
#*  Carrizo Oil & Gas, Inc.                                    41,187    1,456,784        0.0%
    Cheniere Energy Partners L.P. Holdings LLC                  3,796       73,946        0.0%
#*  Cheniere Energy, Inc.                                      39,587    1,539,142        0.0%
    Chevron Corp.                                             342,238   34,969,879        0.6%
    Cimarex Energy Co.                                         33,911    3,692,230        0.1%
#*  Clayton Williams Energy, Inc.                               8,830      160,088        0.0%
#*  Clean Energy Fuels Corp.                                   14,300       40,898        0.0%
#*  Cobalt International Energy, Inc.                         247,350      798,940        0.0%
    Columbia Pipeline Group, Inc.                              38,085      975,738        0.0%
*   Concho Resources, Inc.                                     26,444    3,071,999        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Energy -- (Continued)
    ConocoPhillips                                              259,134 $ 12,384,014        0.2%
#   CONSOL Energy, Inc.                                          12,460      187,523        0.0%
*   Contango Oil & Gas Co.                                       16,032      201,683        0.0%
#*  Continental Resources, Inc.                                  53,877    2,007,457        0.0%
#   Core Laboratories NV                                         16,694    2,231,320        0.1%
    CVR Energy, Inc.                                             38,443      933,396        0.0%
*   Dawson Geophysical Co.                                       12,469       64,091        0.0%
    Delek US Holdings, Inc.                                      53,388      848,335        0.0%
    Devon Energy Corp.                                           42,464    1,472,651        0.0%
#   DHT Holdings, Inc.                                           88,247      506,538        0.0%
#   Diamond Offshore Drilling, Inc.                              84,015    2,038,204        0.0%
#*  Diamondback Energy, Inc.                                     43,524    3,768,308        0.1%
#*  Dorian LPG, Ltd.                                              8,582       87,193        0.0%
#*  Dril-Quip, Inc.                                              33,246    2,155,006        0.0%
    Energen Corp.                                                30,345    1,289,359        0.0%
*   ENGlobal Corp.                                               13,358       18,568        0.0%
#   EnLink Midstream LLC                                         42,900      614,757        0.0%
    EOG Resources, Inc.                                         139,897   11,558,290        0.2%
*   EP Energy Corp. Class A                                      18,710       91,866        0.0%
    EQT Corp.                                                    21,627    1,516,053        0.0%
*   Era Group, Inc.                                              15,982      152,308        0.0%
    Evolution Petroleum Corp.                                    12,134       67,222        0.0%
*   Exterran Corp.                                               22,414      342,934        0.0%
    Exxon Mobil Corp.                                         1,242,880  109,870,592        1.9%
*   Fairmount Santrol Holdings, Inc.                              3,644       14,576        0.0%
*   FMC Technologies, Inc.                                      125,990    3,841,435        0.1%
#*  Forum Energy Technologies, Inc.                               6,653      111,371        0.0%
#   GasLog, Ltd.                                                 17,398      222,868        0.0%
#*  Gastar Exploration, Inc.                                     26,086       51,911        0.0%
#*  Geospace Technologies Corp.                                   8,662      141,710        0.0%
    Green Plains, Inc.                                           28,206      510,529        0.0%
    Gulf Island Fabrication, Inc.                                11,186       84,007        0.0%
*   Gulfport Energy Corp.                                        74,899    2,344,339        0.1%
    Halliburton Co.                                             178,677    7,381,147        0.1%
#*  Harvest Natural Resources, Inc.                              16,817        9,586        0.0%
*   Helix Energy Solutions Group, Inc.                           81,687      704,959        0.0%
#   Helmerich & Payne, Inc.                                      75,457    4,989,217        0.1%
    Hess Corp.                                                   78,693    4,691,677        0.1%
    HollyFrontier Corp.                                          99,896    3,556,298        0.1%
#*  Hornbeck Offshore Services, Inc.                             12,293      144,320        0.0%
*   ION Geophysical Corp.                                         1,571       14,390        0.0%
    Kinder Morgan, Inc.                                         290,463    5,158,623        0.1%
#*  Kosmos Energy, Ltd.                                         135,726      879,504        0.0%
#*  Laredo Petroleum, Inc.                                       38,712      471,512        0.0%
    Marathon Oil Corp.                                          127,897    1,802,069        0.0%
    Marathon Petroleum Corp.                                    230,268    8,998,873        0.2%
#*  Matador Resources Co.                                        62,911    1,355,732        0.0%
*   Matrix Service Co.                                           26,862      506,080        0.0%
*   Memorial Resource Development Corp.                         142,814    1,868,007        0.0%
#*  Mitcham Industries, Inc.                                     15,963       59,382        0.0%
#   Murphy Oil Corp.                                             62,633    2,238,503        0.1%
    Nabors Industries, Ltd.                                     153,551    1,504,800        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Energy -- (Continued)
    National Oilwell Varco, Inc.                               80,121 $ 2,887,561        0.1%
*   Natural Gas Services Group, Inc.                           12,471     286,708        0.0%
*   Newfield Exploration Co.                                  108,769   3,942,876        0.1%
*   Newpark Resources, Inc.                                    58,100     271,327        0.0%
#   Noble Corp. P.L.C.                                        172,593   1,938,219        0.0%
    Noble Energy, Inc.                                        134,387   4,852,715        0.1%
*   Northern Oil and Gas, Inc.                                  7,558      41,267        0.0%
*   Oasis Petroleum, Inc.                                       6,600      63,954        0.0%
    Occidental Petroleum Corp.                                116,795   8,952,337        0.2%
#   Oceaneering International, Inc.                            85,341   3,127,748        0.1%
#*  Oil States International, Inc.                             34,419   1,192,274        0.0%
#   ONEOK, Inc.                                                50,485   1,825,033        0.0%
    Panhandle Oil and Gas, Inc. Class A                        12,558     237,221        0.0%
#*  Par Pacific Holdings, Inc.                                  9,215     176,099        0.0%
#*  Parker Drilling Co.                                        78,611     240,550        0.0%
*   Parsley Energy, Inc. Class A                               89,814   2,103,444        0.0%
#   Patterson-UTI Energy, Inc.                                140,685   2,778,529        0.1%
    PBF Energy, Inc. Class A                                  101,411   3,263,406        0.1%
#*  PDC Energy, Inc.                                           40,954   2,571,502        0.1%
*   PetroQuest Energy, Inc.                                    39,125      30,952        0.0%
*   PHI, Inc. Non-voting                                        9,242     207,206        0.0%
*   PHI, Inc. Voting                                              212       4,435        0.0%
    Phillips 66                                               151,630  12,450,339        0.2%
*   Pioneer Energy Services Corp.                               6,600      20,526        0.0%
    Pioneer Natural Resources Co.                              31,238   5,188,632        0.1%
    QEP Resources, Inc.                                        34,045     610,427        0.0%
#   Range Resources Corp.                                      49,607   2,188,165        0.1%
#*  Renewable Energy Group, Inc.                               42,437     412,488        0.0%
#*  REX American Resources Corp.                                5,662     307,843        0.0%
*   Rice Energy, Inc.                                          53,628     928,301        0.0%
#*  RigNet, Inc.                                               13,246     226,507        0.0%
*   Ring Energy, Inc.                                           4,134      29,765        0.0%
#   Rowan Cos. P.L.C. Class A                                 118,257   2,224,414        0.1%
#   RPC, Inc.                                                 135,339   2,046,326        0.0%
#*  RSP Permian, Inc.                                          71,073   2,175,544        0.0%
    Schlumberger, Ltd.                                        389,997  31,332,359        0.5%
    Scorpio Tankers, Inc.                                     192,036   1,202,145        0.0%
#*  SEACOR Holdings, Inc.                                      16,024     941,730        0.0%
    SemGroup Corp. Class A                                     29,805     913,821        0.0%
#   Ship Finance International, Ltd.                           57,055     865,524        0.0%
#   SM Energy Co.                                              49,236   1,534,194        0.0%
#*  Southwestern Energy Co.                                     7,000      94,010        0.0%
    Spectra Energy Corp.                                       47,989   1,500,616        0.0%
*   Steel Excel, Inc.                                           4,727      44,906        0.0%
#*  Stone Energy Corp.                                             74          72        0.0%
    Superior Energy Services, Inc.                             70,159   1,182,881        0.0%
*   Synergy Resources Corp.                                    84,867     612,740        0.0%
#*  Synthesis Energy Systems, Inc.                              9,454      11,345        0.0%
    Targa Resources Corp.                                      27,149   1,098,448        0.0%
#   Teekay Corp.                                               46,110     516,432        0.0%
#   Teekay Tankers, Ltd. Class A                               45,610     179,703        0.0%
#   Tesco Corp.                                                23,746     224,637        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Energy -- (Continued)
    Tesoro Corp.                                               91,759 $  7,312,275        0.1%
*   TETRA Technologies, Inc.                                   84,315      607,068        0.0%
#   Transocean, Ltd.                                          264,308    2,928,533        0.1%
*   Unit Corp.                                                    876       11,090        0.0%
#   US Silica Holdings, Inc.                                   11,672      298,220        0.0%
*   Vaalco Energy, Inc.                                        31,137       38,298        0.0%
    Valero Energy Corp.                                       198,320   11,675,098        0.2%
#*  Weatherford International P.L.C.                          231,366    1,881,006        0.0%
    Western Refining, Inc.                                    103,947    2,781,622        0.1%
#*  Whiting Petroleum Corp.                                    23,180      278,160        0.0%
*   Willbros Group, Inc.                                       32,487      103,958        0.0%
    Williams Cos., Inc. (The)                                  88,285    1,711,846        0.0%
    World Fuel Services Corp.                                  51,344    2,399,305        0.1%
*   WPX Energy, Inc.                                           60,429      583,744        0.0%
                                                                      ------------        ---
Total Energy                                                           417,967,142        7.2%
                                                                      ------------        ---
Financials -- (15.3%)
    1st Source Corp.                                           25,024      861,827        0.0%
    A-Mark Precious Metals, Inc.                                2,171       44,462        0.0%
    Access National Corp.                                       6,694      131,604        0.0%
*   Affiliated Managers Group, Inc.                            21,204    3,611,465        0.1%
    Aflac, Inc.                                                89,101    6,145,296        0.1%
    Alexander & Baldwin, Inc.                                  55,434    2,119,796        0.0%
*   Alleghany Corp.                                             7,207    3,756,865        0.1%
    Allied World Assurance Co. Holdings AG                     74,679    2,657,079        0.1%
    Allstate Corp. (The)                                      108,567    7,062,283        0.1%
*   Ally Financial, Inc.                                      270,376    4,815,397        0.1%
*   Altisource Asset Management Corp.                             743       12,445        0.0%
#*  Altisource Portfolio Solutions SA                          10,584      331,173        0.0%
*   Ambac Financial Group, Inc.                                20,049      325,395        0.0%
    American Equity Investment Life Holding Co.                88,915    1,244,810        0.0%
    American Express Co.                                      247,203   16,174,492        0.3%
    American Financial Group, Inc.                             68,232    4,715,514        0.1%
*   American Independence Corp.                                    75        1,636        0.0%
    American International Group, Inc.                        269,115   15,021,999        0.3%
    American National Bankshares, Inc.                          3,789      101,280        0.0%
    American National Insurance Co.                            16,693    1,938,391        0.0%
*   American River Bankshares                                   2,071       20,959        0.0%
    Ameriprise Financial, Inc.                                 59,147    5,672,197        0.1%
    Ameris Bancorp                                             30,319      952,017        0.0%
    AMERISAFE, Inc.                                            19,835    1,068,710        0.0%
    AmeriServ Financial, Inc.                                   3,367       10,370        0.0%
    AmTrust Financial Services, Inc.                          171,239    4,255,289        0.1%
    Aon P.L.C.                                                 39,459    4,147,930        0.1%
#*  Arch Capital Group, Ltd.                                   57,133    4,027,305        0.1%
    Argo Group International Holdings, Ltd.                    24,191    1,329,779        0.0%
    Arrow Financial Corp.                                      10,695      301,171        0.0%
    Arthur J Gallagher & Co.                                   46,479    2,139,893        0.0%
#   Artisan Partners Asset Management, Inc. Class A            14,277      461,290        0.0%
    Aspen Insurance Holdings, Ltd.                             55,604    2,577,245        0.1%
    Associated Banc-Corp                                      113,610    2,072,246        0.0%
*   Associated Capital Group, Inc. Class A                      4,711      143,544        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Financials -- (Continued)
    Assurant, Inc.                                               44,539 $ 3,766,663        0.1%
    Assured Guaranty, Ltd.                                      137,651   3,561,031        0.1%
*   Asta Funding, Inc.                                            6,257      62,633        0.0%
    Astoria Financial Corp.                                     117,692   1,770,088        0.0%
*   Atlantic Coast Financial Corp.                                1,768      11,351        0.0%
#*  Atlanticus Holdings Corp.                                    12,895      38,943        0.0%
*   Atlas Financial Holdings, Inc.                                3,252      57,138        0.0%
    Auburn National Bancorporation, Inc.                            757      20,818        0.0%
#*  AV Homes, Inc.                                                4,357      50,106        0.0%
    Axis Capital Holdings, Ltd.                                  59,251   3,156,301        0.1%
    Baldwin & Lyons, Inc. Class A                                   298       7,018        0.0%
    Baldwin & Lyons, Inc. Class B                                 7,538     184,229        0.0%
#   Banc of California, Inc.                                     25,274     514,326        0.0%
    BancFirst Corp.                                              14,482     903,242        0.0%
*   Bancorp, Inc. (The)                                          28,559     161,930        0.0%
    BancorpSouth, Inc.                                           92,038   2,161,973        0.0%
    Bank Mutual Corp.                                            45,560     368,125        0.0%
    Bank of America Corp.                                     1,703,565  24,803,906        0.4%
    Bank of Commerce Holdings                                     4,204      26,401        0.0%
#   Bank of Hawaii Corp.                                         41,687   2,851,808        0.1%
#   Bank of Marin Bancorp                                         4,294     210,492        0.0%
    Bank of New York Mellon Corp. (The)                         171,197   6,888,967        0.1%
#   Bank of the Ozarks, Inc.                                     71,923   2,970,420        0.1%
    BankFinancial Corp.                                          27,709     342,483        0.0%
    BankUnited, Inc.                                             80,713   2,784,598        0.1%
    Banner Corp.                                                 26,033   1,113,692        0.0%
    Bar Harbor Bankshares                                         3,157     109,548        0.0%
    BB&T Corp.                                                  173,382   6,134,255        0.1%
    BBCN Bancorp, Inc.                                          100,546   1,570,529        0.0%
*   BBX Capital Corp. Class A                                     1,030      15,883        0.0%
    BCB Bancorp, Inc.                                             2,691      27,233        0.0%
    Bear State Financial, Inc.                                      110       1,082        0.0%
*   Beneficial Bancorp, Inc.                                     73,447   1,020,179        0.0%
*   Berkshire Hathaway, Inc. Class B                            141,321  20,559,379        0.4%
    Berkshire Hills Bancorp, Inc.                                32,947     894,182        0.0%
    BGC Partners, Inc. Class A                                  239,338   2,173,189        0.0%
    BlackRock, Inc.                                              23,004   8,197,015        0.2%
    BNC Bancorp                                                   9,620     215,103        0.0%
#*  BofI Holding, Inc.                                           55,788   1,136,402        0.0%
#   BOK Financial Corp.                                          39,251   2,362,125        0.1%
    Boston Private Financial Holdings, Inc.                     105,155   1,284,994        0.0%
    Bridge Bancorp, Inc.                                          4,164     126,752        0.0%
    Brookline Bancorp, Inc.                                      85,451     972,432        0.0%
    Brown & Brown, Inc.                                         127,052   4,460,796        0.1%
    Bryn Mawr Bank Corp.                                         17,423     495,162        0.0%
    C&F Financial Corp.                                             353      13,763        0.0%
    Calamos Asset Management, Inc. Class A                       16,584     136,652        0.0%
    California First National Bancorp                             1,859      27,457        0.0%
    Camden National Corp.                                         7,770     338,073        0.0%
    Cape Bancorp, Inc.                                            6,708      97,870        0.0%
    Capital Bank Financial Corp. Class A                         28,587     864,185        0.0%
    Capital City Bank Group, Inc.                                10,928     161,953        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Capital One Financial Corp.                               121,877 $ 8,822,676        0.2%
    Capitol Federal Financial, Inc.                           147,859   1,965,046        0.0%
    Cardinal Financial Corp.                                   33,261     736,066        0.0%
*   Carolina Bank Holdings, Inc.                                  900      13,527        0.0%
*   Cascade Bancorp                                            25,999     157,294        0.0%
    Cash America International, Inc.                           32,186   1,189,595        0.0%
    Cathay General Bancorp                                     75,004   2,289,122        0.1%
    CBOE Holdings, Inc.                                        32,258   1,998,706        0.0%
*   CBRE Group, Inc. Class A                                  163,140   4,833,838        0.1%
    CenterState Banks, Inc.                                    41,909     682,698        0.0%
    Central Pacific Financial Corp.                            25,573     596,874        0.0%
    Century Bancorp, Inc. Class A                               1,308      55,590        0.0%
    Charles Schwab Corp. (The)                                114,256   3,246,013        0.1%
    Charter Financial Corp.                                     4,551      57,024        0.0%
    Chemical Financial Corp.                                   36,914   1,419,712        0.0%
    Chicopee Bancorp, Inc.                                      3,900      70,902        0.0%
    Chubb, Ltd.                                                88,808  10,466,911        0.2%
#   Cincinnati Financial Corp.                                 69,527   4,589,477        0.1%
    CIT Group, Inc.                                            67,470   2,332,438        0.1%
    Citigroup, Inc.                                           539,405  24,963,663        0.4%
#   Citizens & Northern Corp.                                   4,519      91,239        0.0%
    Citizens Community Bancorp, Inc.                            1,100      10,087        0.0%
    Citizens Financial Group, Inc.                             88,185   2,015,027        0.0%
    Citizens Holding Co.                                          200       4,424        0.0%
#*  Citizens, Inc.                                             28,479     232,104        0.0%
#   City Holding Co.                                           12,822     629,817        0.0%
    CKX Lands, Inc.                                                39         455        0.0%
    Clifton Bancorp, Inc.                                      31,379     466,920        0.0%
    CME Group, Inc.                                            63,511   5,837,296        0.1%
    CNA Financial Corp.                                        71,240   2,251,184        0.0%
    CNB Financial Corp.                                         6,178     110,524        0.0%
    CNO Financial Group, Inc.                                 150,916   2,772,327        0.1%
    CoBiz Financial, Inc.                                      39,851     482,596        0.0%
    Codorus Valley Bancorp, Inc.                                  593      12,417        0.0%
#   Cohen & Steers, Inc.                                       19,617     770,360        0.0%
*   Colony Bankcorp, Inc.                                         327       3,169        0.0%
    Columbia Banking System, Inc.                              66,541   1,962,294        0.0%
    Comerica, Inc.                                             77,565   3,443,886        0.1%
#   Commerce Bancshares, Inc.                                  87,214   4,083,359        0.1%
    Commercial National Financial Corp.                           923      19,383        0.0%
#   Community Bank System, Inc.                                42,493   1,681,448        0.0%
#*  Community Bankers Trust Corp.                                 700       3,535        0.0%
    Community Trust Bancorp, Inc.                              19,219     689,386        0.0%
    ConnectOne Bancorp, Inc.                                   15,832     272,469        0.0%
    Consolidated-Tomoka Land Co.                                5,164     254,585        0.0%
*   Consumer Portfolio Services, Inc.                          34,102     134,703        0.0%
#*  Cowen Group, Inc. Class A                                  83,302     290,307        0.0%
    Crawford & Co. Class A                                     16,580     103,625        0.0%
    Crawford & Co. Class B                                     16,901     113,913        0.0%
#*  Credit Acceptance Corp.                                    19,353   3,798,413        0.1%
*   CU Bancorp                                                    899      20,713        0.0%
#   Cullen/Frost Bankers, Inc.                                 45,690   2,923,703        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   Customers Bancorp, Inc.                                    25,277 $  656,696        0.0%
    CVB Financial Corp.                                        94,047  1,615,727        0.0%
#   Diamond Hill Investment Group, Inc.                         2,437    427,109        0.0%
    Dime Community Bancshares, Inc.                            44,912    813,356        0.0%
    Discover Financial Services                               127,515  7,175,269        0.1%
    Donegal Group, Inc. Class A                                16,420    251,390        0.0%
    Donegal Group, Inc. Class B                                 1,947     28,514        0.0%
*   E*TRADE Financial Corp.                                   169,915  4,278,460        0.1%
#*  Eagle Bancorp, Inc.                                        17,472    885,830        0.0%
    East West Bancorp, Inc.                                   112,042  4,200,455        0.1%
    Eastern Virginia Bankshares, Inc.                             889      6,241        0.0%
#   Eaton Vance Corp.                                          74,368  2,567,927        0.1%
#*  eHealth, Inc.                                              11,757    131,561        0.0%
    EMC Insurance Group, Inc.                                  16,920    447,703        0.0%
#*  Emergent Capital, Inc.                                      3,823     16,745        0.0%
    Employers Holdings, Inc.                                   36,599  1,086,990        0.0%
#*  Encore Capital Group, Inc.                                 28,722    808,524        0.0%
    Endurance Specialty Holdings, Ltd.                         56,900  3,640,462        0.1%
*   Enova International, Inc.                                  18,641    164,227        0.0%
#*  Enstar Group, Ltd.                                         11,702  1,854,065        0.0%
    Enterprise Bancorp, Inc.                                    3,460     83,490        0.0%
    Enterprise Financial Services Corp.                        18,656    510,615        0.0%
    Erie Indemnity Co. Class A                                 30,211  2,851,616        0.1%
    ESSA Bancorp, Inc.                                          7,111     96,354        0.0%
    Evans Bancorp, Inc.                                           807     19,691        0.0%
#   EverBank Financial Corp.                                   58,738    885,769        0.0%
    Evercore Partners, Inc. Class A                            42,861  2,213,342        0.0%
    Everest Re Group, Ltd.                                     24,621  4,552,423        0.1%
#*  Ezcorp, Inc. Class A                                       16,836     83,338        0.0%
#   FactSet Research Systems, Inc.                             14,215  2,142,911        0.0%
#   Farmers Capital Bank Corp.                                  4,757    133,719        0.0%
    Farmers National Banc Corp.                                   490      4,557        0.0%
    FBL Financial Group, Inc. Class A                          19,223  1,162,415        0.0%
*   FCB Financial Holdings, Inc. Class A                       12,881    450,191        0.0%
    Federal Agricultural Mortgage Corp. Class A                   635     24,365        0.0%
    Federal Agricultural Mortgage Corp. Class C                 9,092    369,863        0.0%
    Federated Investors, Inc. Class B                          96,354  3,044,786        0.1%
    Federated National Holding Co.                             18,679    355,835        0.0%
#   Fidelity & Guaranty Life                                    2,628     69,484        0.0%
    Fidelity Southern Corp.                                    22,383    361,709        0.0%
#   Fifth Third Bancorp                                       338,960  6,206,358        0.1%
    Financial Engines, Inc.                                     7,304    235,262        0.0%
    Financial Institutions, Inc.                               14,598    408,744        0.0%
*   First Acceptance Corp.                                     16,289     28,343        0.0%
    First American Financial Corp.                             96,758  3,485,223        0.1%
*   First BanCorp(318672706)                                   62,228    242,689        0.0%
    First Bancorp(318910106)                                   14,365    293,046        0.0%
    First Bancorp, Inc.                                         4,271     84,779        0.0%
    First Busey Corp.                                          27,037    552,636        0.0%
    First Business Financial Services, Inc.                     5,755    145,659        0.0%
    First Cash Financial Services, Inc.                        27,605  1,262,377        0.0%
    First Citizens BancShares, Inc. Class A                     7,312  1,864,560        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    First Commonwealth Financial Corp.                         88,042 $   808,226        0.0%
    First Community Bancshares, Inc.                           12,273     255,401        0.0%
    First Connecticut Bancorp., Inc.                            3,321      57,221        0.0%
    First Defiance Financial Corp.                              6,553     259,368        0.0%
    First Financial Bancorp                                    68,495   1,335,652        0.0%
#   First Financial Bankshares, Inc.                           42,226   1,367,278        0.0%
    First Financial Corp.                                       7,979     282,696        0.0%
    First Financial Northwest, Inc.                            12,791     174,469        0.0%
#   First Horizon National Corp.                              180,664   2,543,749        0.1%
    First Interstate BancSystem, Inc. Class A                  24,131     653,950        0.0%
    First Merchants Corp.                                      38,043     975,803        0.0%
    First Midwest Bancorp, Inc.                                81,937   1,514,196        0.0%
*   First NBC Bank Holding Co.                                 11,854     257,706        0.0%
    First Niagara Financial Group, Inc.                       228,417   2,412,084        0.1%
    First of Long Island Corp. (The)                            3,929     120,267        0.0%
    First Republic Bank                                        41,919   2,947,744        0.1%
    First South Bancorp, Inc.                                   4,040      34,744        0.0%
*   First United Corp.                                          1,100      12,353        0.0%
    FirstMerit Corp.                                          115,025   2,548,954        0.1%
*   Flagstar Bancorp, Inc.                                     41,237     976,080        0.0%
    Flushing Financial Corp.                                   34,568     689,632        0.0%
    FNB Corp.                                                 164,687   2,177,162        0.0%
    FNF Group                                                 140,300   4,475,570        0.1%
#*  FNFV Group                                                 46,761     503,616        0.0%
#*  Forestar Group, Inc.                                       42,165     569,228        0.0%
    Fox Chase Bancorp, Inc.                                    11,706     230,725        0.0%
    Franklin Resources, Inc.                                   63,058   2,354,586        0.1%
#*  FRP Holdings, Inc.                                          5,782     210,927        0.0%
    Fulton Financial Corp.                                    183,620   2,568,844        0.1%
    Gain Capital Holdings, Inc.                                45,303     310,326        0.0%
    GAMCO Investors, Inc. Class A                               6,466     255,860        0.0%
#*  Genworth Financial, Inc. Class A                          172,843     592,851        0.0%
    German American Bancorp, Inc.                              12,602     406,162        0.0%
#   Glacier Bancorp, Inc.                                      66,791   1,729,219        0.0%
*   Global Indemnity P.L.C.                                    12,712     399,792        0.0%
    Goldman Sachs Group, Inc. (The)                            78,303  12,850,305        0.2%
    Great Southern Bancorp, Inc.                               14,939     565,591        0.0%
#*  Green Dot Corp. Class A                                    49,136   1,092,293        0.0%
#   Greenhill & Co., Inc.                                      23,083     508,288        0.0%
*   Greenlight Capital Re, Ltd. Class A                        30,781     662,715        0.0%
    Griffin Industrial Realty, Inc.                             2,369      60,883        0.0%
    Guaranty Bancorp                                           17,142     281,472        0.0%
*   Hallmark Financial Services, Inc.                          19,216     216,949        0.0%
    Hancock Holding Co.                                        69,653   1,808,888        0.0%
    Hanmi Financial Corp.                                      34,269     792,299        0.0%
    Hanover Insurance Group, Inc. (The)                        38,023   3,260,852        0.1%
    Harleysville Savings Financial Corp.                        1,326      24,571        0.0%
    Hartford Financial Services Group, Inc. (The)             193,678   8,595,430        0.2%
    Hawthorn Bancshares, Inc.                                     260       3,900        0.0%
#   HCI Group, Inc.                                            15,928     477,203        0.0%
    Heartland Financial USA, Inc.                              16,676     558,813        0.0%
    Heritage Commerce Corp.                                    31,193     325,655        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
    Heritage Financial Corp.                                   27,398 $   505,493        0.0%
#   Heritage Insurance Holdings, Inc.                          10,266     136,435        0.0%
    HF Financial Corp.                                            761      15,296        0.0%
    HFF, Inc. Class A                                          23,651     752,811        0.0%
*   Hilltop Holdings, Inc.                                     91,993   1,826,981        0.0%
#   Hingham Institution for Savings                               248      31,742        0.0%
*   HMN Financial, Inc.                                           212       2,639        0.0%
    Home Bancorp, Inc.                                          3,783     105,621        0.0%
    Home BancShares, Inc.                                      60,491   2,600,508        0.1%
*   HomeStreet, Inc.                                           22,029     474,725        0.0%
*   HomeTrust Bancshares, Inc.                                  6,307     116,995        0.0%
    HopFed Bancorp, Inc.                                        1,664      18,720        0.0%
    Horace Mann Educators Corp.                                33,385   1,038,273        0.0%
    Horizon Bancorp                                             4,889     119,292        0.0%
*   Howard Hughes Corp. (The)                                  27,641   2,907,004        0.1%
#   Huntington Bancshares, Inc.                               359,754   3,619,125        0.1%
    Iberiabank Corp.                                           35,311   2,082,996        0.0%
    Independence Holding Co.                                    7,404     113,799        0.0%
    Independent Bank Corp.                                     25,574   1,202,745        0.0%
    Independent Bank Group, Inc.                                7,345     268,827        0.0%
    Infinity Property & Casualty Corp.                          7,323     587,012        0.0%
#   Interactive Brokers Group, Inc. Class A                    63,383   2,408,554        0.1%
    Intercontinental Exchange, Inc.                            21,406   5,138,082        0.1%
    International Bancshares Corp.                             63,012   1,650,284        0.0%
*   INTL. FCStone, Inc.                                        22,739     620,775        0.0%
    Invesco, Ltd.                                             180,449   5,595,723        0.1%
    Investment Technology Group, Inc.                          28,559     557,472        0.0%
#   Investors Bancorp, Inc.                                   257,852   2,978,191        0.1%
    Investors Title Co.                                           675      64,280        0.0%
#   Janus Capital Group, Inc.                                 148,659   2,170,421        0.0%
    Jones Lang LaSalle, Inc.                                   26,326   3,031,965        0.1%
    JPMorgan Chase & Co.                                      919,964  58,141,725        1.0%
*   KCG Holdings, Inc. Class A                                 49,528     678,534        0.0%
    Kearny Financial Corp.                                     61,425     775,183        0.0%
    Kemper Corp.                                               54,792   1,696,360        0.0%
#   Kennedy-Wilson Holdings, Inc.                              75,002   1,620,793        0.0%
    Kentucky First Federal Bancorp                              1,549      14,499        0.0%
    KeyCorp                                                   362,394   4,453,822        0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                68,838     184,486        0.0%
    Lake Shore Bancorp, Inc.                                      125       1,723        0.0%
    Lake Sunapee Bank Group                                     2,140      30,474        0.0%
    Lakeland Bancorp, Inc.                                     29,929     331,913        0.0%
    Lakeland Financial Corp.                                   15,824     748,317        0.0%
    Landmark Bancorp, Inc.                                      1,403      36,029        0.0%
    LegacyTexas Financial Group, Inc.                          37,290     919,571        0.0%
    Legg Mason, Inc.                                           86,474   2,776,680        0.1%
#*  LendingTree, Inc.                                           7,499     670,936        0.0%
    Leucadia National Corp.                                   109,884   1,832,865        0.0%
    Lincoln National Corp.                                    105,037   4,563,858        0.1%
    Loews Corp.                                               103,405   4,103,110        0.1%
#   LPL Financial Holdings, Inc.                              102,729   2,712,046        0.1%
    M&T Bank Corp.                                             46,257   5,473,128        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Macatawa Bank Corp.                                        18,166 $  123,710        0.0%
    Mackinac Financial Corp.                                    1,448     15,378        0.0%
    Maiden Holdings, Ltd.                                      72,371    885,097        0.0%
    MainSource Financial Group, Inc.                           17,966    392,557        0.0%
    Manning & Napier, Inc.                                      6,021     51,480        0.0%
*   Marcus & Millichap, Inc.                                   20,972    525,978        0.0%
*   Markel Corp.                                                6,509  5,852,307        0.1%
    MarketAxess Holdings, Inc.                                 18,326  2,249,700        0.0%
    Marlin Business Services Corp.                             15,423    228,106        0.0%
    Marsh & McLennan Cos., Inc.                                55,808  3,524,275        0.1%
*   Maui Land & Pineapple Co., Inc.                             1,700     10,200        0.0%
#   MB Financial, Inc.                                         69,284  2,408,312        0.1%
#*  MBIA, Inc.                                                166,900  1,301,820        0.0%
    MBT Financial Corp.                                         5,875     51,700        0.0%
    Mercantile Bank Corp.                                       9,020    217,562        0.0%
    Merchants Bancshares, Inc.                                  2,632     80,118        0.0%
#   Mercury General Corp.                                      41,757  2,208,945        0.0%
    Meridian Bancorp, Inc.                                     51,920    759,070        0.0%
    Meta Financial Group, Inc.                                  6,419    318,511        0.0%
    MetLife, Inc.                                             165,434  7,461,073        0.1%
*   MGIC Investment Corp.                                     111,894    808,994        0.0%
#   MidSouth Bancorp, Inc.                                      7,404     67,006        0.0%
#   MidWestOne Financial Group, Inc.                            6,223    176,484        0.0%
#   Moelis & Co. Class A                                       12,155    341,677        0.0%
    Moody's Corp.                                              27,726  2,653,933        0.1%
    Morgan Stanley                                            254,510  6,887,041        0.1%
    Morningstar, Inc.                                          23,087  1,920,838        0.0%
*   MSB Financial Corp.                                           782     10,252        0.0%
    MSCI, Inc.                                                 67,973  5,161,870        0.1%
    MutualFirst Financial, Inc.                                 1,660     43,658        0.0%
    Nasdaq, Inc.                                               75,383  4,651,885        0.1%
    National Bank Holdings Corp. Class A                       23,165    463,068        0.0%
    National General Holdings Corp.                            16,968    342,584        0.0%
    National Interstate Corp.                                  16,556    509,759        0.0%
#   National Western Life Group, Inc. Class A                   1,043    226,018        0.0%
#*  Nationstar Mortgage Holdings, Inc.                          6,015     69,714        0.0%
    Navient Corp.                                             224,182  3,064,568        0.1%
*   Navigators Group, Inc. (The)                               13,888  1,147,288        0.0%
    NBT Bancorp, Inc.                                          39,803  1,128,017        0.0%
    Nelnet, Inc. Class A                                       32,990  1,382,611        0.0%
    New York Community Bancorp, Inc.                          138,758  2,085,533        0.0%
*   NewStar Financial, Inc.                                    34,788    334,661        0.0%
*   Nicholas Financial, Inc.                                      945     10,036        0.0%
*   NMI Holdings, Inc. Class A                                 29,207    183,712        0.0%
    Northeast Community Bancorp, Inc.                           5,046     34,061        0.0%
    Northern Trust Corp.                                       71,735  5,098,924        0.1%
#   Northfield Bancorp, Inc.                                   56,741    899,912        0.0%
    Northrim BanCorp, Inc.                                      6,026    155,471        0.0%
#   NorthStar Asset Management Group, Inc.                     38,677    481,142        0.0%
#   Northwest Bancshares, Inc.                                116,842  1,638,125        0.0%
    Norwood Financial Corp.                                        71      2,039        0.0%
    Ocean Shore Holding Co.                                     3,233     57,741        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    OceanFirst Financial Corp.                                 16,152 $  314,641        0.0%
*   Ocwen Financial Corp.                                      47,600    107,576        0.0%
    OFG Bancorp                                                33,518    295,964        0.0%
    Ohio Valley Banc Corp.                                      1,078     23,608        0.0%
    Old Line Bancshares, Inc.                                      98      1,811        0.0%
#   Old National Bancorp.                                     133,396  1,787,506        0.0%
    Old Republic International Corp.                          217,602  4,023,461        0.1%
    Old Second Bancorp, Inc.                                    9,603     68,757        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    23,662    293,409        0.0%
#*  OneMain Holdings, Inc.                                     42,391  1,348,882        0.0%
    Oppenheimer Holdings, Inc. Class A                         12,812    195,767        0.0%
    Opus Bank                                                   4,620    166,874        0.0%
    Oritani Financial Corp.                                    52,393    907,971        0.0%
    Pacific Continental Corp.                                  14,139    235,556        0.0%
*   Pacific Mercantile Bancorp                                  8,734     65,592        0.0%
*   Pacific Premier Bancorp, Inc.                              24,235    563,706        0.0%
#   PacWest Bancorp                                            86,742  3,467,945        0.1%
    Park National Corp.                                         9,540    875,772        0.0%
    Park Sterling Corp.                                        27,934    203,918        0.0%
    Peapack Gladstone Financial Corp.                           8,813    168,681        0.0%
    Penns Woods Bancorp, Inc.                                   3,317    138,054        0.0%
*   PennyMac Financial Services, Inc. Class A                   8,359    106,494        0.0%
#   People's United Financial, Inc.                           224,184  3,474,852        0.1%
    Peoples Bancorp of North Carolina, Inc.                       126      2,433        0.0%
    Peoples Bancorp, Inc.                                      12,052    258,997        0.0%
    Peoples Financial Services Corp.                              759     29,920        0.0%
*   PHH Corp.                                                  44,284    568,164        0.0%
*   Phoenix Cos., Inc. (The)                                    3,177    117,581        0.0%
*   PICO Holdings, Inc.                                        17,555    174,321        0.0%
    Pinnacle Financial Partners, Inc.                          31,587  1,553,133        0.0%
*   Piper Jaffray Cos.                                         10,445    435,661        0.0%
    PNC Financial Services Group, Inc. (The)                   97,912  8,594,715        0.2%
    Popular, Inc.                                              74,878  2,225,374        0.0%
#*  PRA Group, Inc.                                            43,323  1,437,457        0.0%
    Preferred Bank                                              8,855    281,235        0.0%
    Premier Financial Bancorp, Inc.                             1,908     30,452        0.0%
#   Primerica, Inc.                                            52,695  2,611,564        0.1%
#   Principal Financial Group, Inc.                           133,424  5,694,536        0.1%
    PrivateBancorp, Inc.                                       71,630  2,980,524        0.1%
    ProAssurance Corp.                                         46,279  2,208,897        0.0%
    Progressive Corp. (The)                                   221,290  7,214,054        0.1%
    Prosperity Bancshares, Inc.                                50,673  2,674,014        0.1%
    Provident Financial Holdings, Inc.                          6,656    115,149        0.0%
#   Provident Financial Services, Inc.                         57,300  1,144,854        0.0%
    Prudential Bancorp, Inc.                                    1,572     22,558        0.0%
    Prudential Financial, Inc.                                 78,816  6,119,274        0.1%
    Pulaski Financial Corp.                                     4,605     74,463        0.0%
    Pzena Investment Management, Inc. Class A                   7,948     72,009        0.0%
    QCR Holdings, Inc.                                          2,532     65,250        0.0%
    Radian Group, Inc.                                         80,134  1,024,914        0.0%
#   Raymond James Financial, Inc.                              66,806  3,485,269        0.1%
#   RE/MAX Holdings, Inc. Class A                               7,870    289,616        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
*   Realogy Holdings Corp.                                     79,270 $2,833,110        0.1%
#*  Regional Management Corp.                                   8,646    142,832        0.0%
    Regions Financial Corp.                                   562,877  5,279,786        0.1%
    Reinsurance Group of America, Inc.                         36,993  3,522,473        0.1%
    RenaissanceRe Holdings, Ltd.                               40,944  4,541,099        0.1%
    Renasant Corp.                                             38,290  1,314,879        0.0%
    Republic Bancorp, Inc. Class A                             14,570    397,907        0.0%
#*  Republic First Bancorp, Inc.                                8,744     40,660        0.0%
    Resource America, Inc. Class A                             14,603     92,291        0.0%
    Riverview Bancorp, Inc.                                     5,533     24,124        0.0%
#   RLI Corp.                                                  35,939  2,234,687        0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A              4,578     13,505        0.0%
    S&P Global, Inc.                                           20,001  2,137,107        0.0%
    S&T Bancorp, Inc.                                          30,713    788,403        0.0%
#*  Safeguard Scientifics, Inc.                                25,845    356,661        0.0%
    Safety Insurance Group, Inc.                               20,969  1,187,055        0.0%
    Salisbury Bancorp, Inc.                                       300      9,600        0.0%
    Sandy Spring Bancorp, Inc.                                 21,777    622,604        0.0%
*   Santander Consumer USA Holdings, Inc.                     127,965  1,685,299        0.0%
    SB Financial Group, Inc.                                      600      6,402        0.0%
*   Seacoast Banking Corp. of Florida                          24,724    401,023        0.0%
    SEI Investments Co.                                        33,229  1,597,650        0.0%
#   Selective Insurance Group, Inc.                            55,544  1,927,932        0.0%
#   ServisFirst Bancshares, Inc.                               10,413    513,153        0.0%
    Shore Bancshares, Inc.                                      1,418     16,647        0.0%
    SI Financial Group, Inc.                                    4,396     61,192        0.0%
    Sierra Bancorp                                              9,787    172,349        0.0%
*   Signature Bank                                             35,450  4,886,073        0.1%
    Simmons First National Corp. Class A                       28,380  1,325,346        0.0%
#*  SLM Corp.                                                 418,455  2,832,940        0.1%
    South State Corp.                                          23,456  1,641,451        0.0%
*   Southcoast Financial Corp.                                  1,309     17,855        0.0%
*   Southern First Bancshares, Inc.                                18        459        0.0%
    Southern Missouri Bancorp, Inc.                               130      3,220        0.0%
    Southern National Bancorp of Virginia, Inc.                   417      5,129        0.0%
#   Southside Bancshares, Inc.                                 20,980    612,826        0.0%
    Southwest Bancorp, Inc.                                    24,308    390,143        0.0%
#*  St Joe Co. (The)                                           19,369    326,368        0.0%
    State Auto Financial Corp.                                 27,200    557,872        0.0%
#   State Bank Financial Corp.                                 14,380    300,254        0.0%
    State Street Corp.                                         81,901  5,102,432        0.1%
    Sterling Bancorp                                          132,117  2,158,792        0.0%
    Stewart Information Services Corp.                         26,212    912,702        0.0%
*   Stifel Financial Corp.                                     46,240  1,521,758        0.0%
    Stock Yards Bancorp, Inc.                                  16,950    685,458        0.0%
    Stonegate Bank                                              1,021     32,162        0.0%
*   Stratus Properties, Inc.                                    2,436     58,220        0.0%
    Suffolk Bancorp                                            11,627    278,932        0.0%
    Summit State Bank                                             361      5,099        0.0%
#*  Sun Bancorp, Inc.                                          10,407    223,646        0.0%
    SunTrust Banks, Inc.                                       88,716  3,703,006        0.1%
*   SVB Financial Group                                        32,341  3,372,519        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
*   Synchrony Financial                                       534,264 $16,332,450        0.3%
    Synovus Financial Corp.                                    96,019   2,991,952        0.1%
    T Rowe Price Group, Inc.                                   41,199   3,101,873        0.1%
    Talmer Bancorp, Inc. Class A                               20,805     403,617        0.0%
    TCF Financial Corp.                                       148,946   2,031,623        0.0%
#   TD Ameritrade Holding Corp.                               156,295   4,662,280        0.1%
*   Tejon Ranch Co.                                            16,172     364,193        0.0%
    Territorial Bancorp, Inc.                                  11,411     299,311        0.0%
#   Teton Advisors, Inc. Class A                                   29       1,247        0.0%
*   Texas Capital Bancshares, Inc.                             32,651   1,496,069        0.0%
    TFS Financial Corp.                                       137,638   2,463,720        0.1%
    TheStreet, Inc.                                            12,656      13,922        0.0%
    Timberland Bancorp, Inc.                                      899      12,424        0.0%
    Tiptree Financial, Inc. Class A                            47,142     260,695        0.0%
#   Tompkins Financial Corp.                                   13,928     910,056        0.0%
    Torchmark Corp.                                            53,677   3,107,362        0.1%
    Towne Bank                                                 20,844     437,724        0.0%
*   Transcontinental Realty Investors, Inc.                       860       7,542        0.0%
    Travelers Cos., Inc. (The)                                112,519  12,365,838        0.2%
    Trico Bancshares                                           21,503     578,861        0.0%
*   Trinity Place Holdings, Inc.                                  699       5,194        0.0%
#*  TriState Capital Holdings, Inc.                            20,696     276,499        0.0%
    TrustCo Bank Corp. NY                                     122,191     783,244        0.0%
    Trustmark Corp.                                            69,683   1,707,930        0.0%
    U.S. Bancorp.                                             381,670  16,293,492        0.3%
#   UMB Financial Corp.                                        41,646   2,321,764        0.1%
    Umpqua Holdings Corp.                                     165,373   2,617,855        0.1%
    Union Bankshares Corp.                                     38,943   1,028,485        0.0%
    Union Bankshares, Inc.                                        337       9,773        0.0%
    United Bancshares, Inc.                                       606      11,029        0.0%
#   United Bankshares, Inc.                                    56,827   2,198,637        0.0%
    United Community Banks, Inc.                               63,396   1,276,161        0.0%
    United Community Financial Corp.                           41,895     248,856        0.0%
    United Financial Bancorp, Inc.                             48,512     629,686        0.0%
    United Fire Group, Inc.                                    16,701     748,539        0.0%
#   United Insurance Holdings Corp.                            16,949     276,438        0.0%
*   United Security Bancshares                                  2,139      11,508        0.0%
    Unity Bancorp, Inc.                                         2,462      28,953        0.0%
#   Universal Insurance Holdings, Inc.                         55,727     981,352        0.0%
    Univest Corp. of Pennsylvania                              16,619     328,059        0.0%
    Unum Group                                                116,597   3,988,783        0.1%
    Validus Holdings, Ltd.                                     69,026   3,181,408        0.1%
    Valley National Bancorp                                   187,648   1,775,150        0.0%
    Value Line, Inc.                                            1,300      21,307        0.0%
#   Virtus Investment Partners, Inc.                            7,944     621,380        0.0%
    Voya Financial, Inc.                                       63,558   2,063,728        0.0%
#   Waddell & Reed Financial, Inc. Class A                     39,058     794,440        0.0%
*   Walker & Dunlop, Inc.                                      40,443     891,768        0.0%
    Washington Federal, Inc.                                  123,188   2,992,237        0.1%
    Washington Trust Bancorp, Inc.                             14,524     532,014        0.0%
    WashingtonFirst Bankshares, Inc.                            1,399      31,058        0.0%
    Waterstone Financial, Inc.                                 33,697     472,432        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Financials -- (Continued)
    Wayne Savings Bancshares, Inc.                                  243 $      3,268        0.0%
#   Webster Financial Corp.                                      77,357    2,834,360        0.1%
    Wells Fargo & Co.                                         1,209,286   60,440,114        1.0%
    WesBanco, Inc.                                               33,539    1,077,608        0.0%
    West BanCorp, Inc.                                           18,398      343,123        0.0%
#   Westamerica Bancorporation                                   27,883    1,358,460        0.0%
*   Western Alliance Bancorp                                     89,405    3,270,435        0.1%
    Westfield Financial, Inc.                                    18,225      139,604        0.0%
    Westwood Holdings Group, Inc.                                 7,713      443,883        0.0%
    White Mountains Insurance Group, Ltd.                         2,984    2,476,720        0.1%
    Willis Towers Watson P.L.C.                                  38,554    4,815,395        0.1%
    Wilshire Bancorp, Inc.                                       86,809      934,933        0.0%
    Wintrust Financial Corp.                                     43,941    2,285,811        0.0%
#   WisdomTree Investments, Inc.                                 64,470      702,078        0.0%
#*  World Acceptance Corp.                                        8,220      356,666        0.0%
#   WR Berkley Corp.                                             60,320    3,377,920        0.1%
    WSFS Financial Corp.                                         22,304      761,459        0.0%
    WVS Financial Corp.                                             757        9,016        0.0%
    XL Group P.L.C.                                             118,012    3,862,533        0.1%
    Yadkin Financial Corp.                                       24,592      615,292        0.0%
#   Zions Bancorporation                                        147,481    4,058,677        0.1%
                                                                        ------------       ----
Total Financials                                                         986,383,726       16.9%
                                                                        ------------       ----
Health Care -- (10.1%)
    Abaxis, Inc.                                                 13,030      590,520        0.0%
    Abbott Laboratories                                         211,126    8,212,801        0.2%
    AbbVie, Inc.                                                109,207    6,661,627        0.1%
#*  ABIOMED, Inc.                                                 8,200      796,548        0.0%
#*  Acadia Healthcare Co., Inc.                                  46,615    2,945,602        0.1%
*   Accuray, Inc.                                                20,443      109,574        0.0%
    Aceto Corp.                                                  27,066      607,090        0.0%
#*  Achillion Pharmaceuticals, Inc.                              22,809      195,017        0.0%
*   Acorda Therapeutics, Inc.                                    30,717      794,034        0.0%
#*  Adamas Pharmaceuticals, Inc.                                  4,117       69,495        0.0%
    Adcare Health Systems, Inc.                                   2,885        6,405        0.0%
*   Addus HomeCare Corp.                                         10,769      199,227        0.0%
#*  Adeptus Health, Inc. Class A                                  2,100      143,052        0.0%
    Aetna, Inc.                                                 103,394   11,608,044        0.2%
    Agilent Technologies, Inc.                                   99,258    4,061,637        0.1%
#*  Air Methods Corp.                                            46,283    1,711,545        0.0%
#*  Akorn, Inc.                                                  43,352    1,103,308        0.0%
#*  Albany Molecular Research, Inc.                              19,802      298,020        0.0%
*   Alere, Inc.                                                  60,074    2,342,886        0.1%
*   Alexion Pharmaceuticals, Inc.                                14,497    2,019,142        0.0%
*   Align Technology, Inc.                                       36,980    2,669,586        0.1%
*   Alkermes P.L.C.                                              16,011      636,437        0.0%
*   Allergan P.L.C.                                              62,046   13,436,682        0.2%
*   Alliance HealthCare Services, Inc.                            3,441       24,741        0.0%
#*  Allscripts Healthcare Solutions, Inc.                       143,775    1,926,585        0.0%
*   Almost Family, Inc.                                           9,837      413,252        0.0%
#*  Alnylam Pharmaceuticals, Inc.                                14,120      946,605        0.0%
#*  AMAG Pharmaceuticals, Inc.                                    7,668      203,355        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#*  Amedisys, Inc.                                             23,177 $ 1,193,384        0.0%
    AmerisourceBergen Corp.                                    29,592   2,518,279        0.1%
    Amgen, Inc.                                                94,613  14,977,238        0.3%
*   Amicus Therapeutics, Inc.                                   1,972      14,731        0.0%
#*  AMN Healthcare Services, Inc.                              54,083   1,920,487        0.0%
#*  Amphastar Pharmaceuticals, Inc.                             7,188      88,412        0.0%
#*  Amsurg Corp.                                               62,579   5,067,647        0.1%
    Analogic Corp.                                              9,581     756,803        0.0%
*   AngioDynamics, Inc.                                        30,341     371,677        0.0%
#*  Anika Therapeutics, Inc.                                   16,224     740,788        0.0%
    Anthem, Inc.                                               83,721  11,785,405        0.2%
#*  Aralez Pharmaceuticals, Inc.                               19,179      74,990        0.0%
*   Assembly Biosciences, Inc.                                  5,469      32,814        0.0%
#*  athenahealth, Inc.                                          7,428     990,152        0.0%
    Atrion Corp.                                                1,573     624,953        0.0%
    Baxalta, Inc.                                              48,294   2,025,933        0.0%
    Baxter International, Inc.                                112,061   4,955,337        0.1%
    Becton Dickinson and Co.                                   25,692   4,143,092        0.1%
*   Bio-Rad Laboratories, Inc. Class A                         19,168   2,718,981        0.1%
*   Bio-Rad Laboratories, Inc. Class B                            630      85,050        0.0%
    Bio-Techne Corp.                                           15,507   1,444,942        0.0%
*   Biogen, Inc.                                               19,795   5,443,427        0.1%
*   BioMarin Pharmaceutical, Inc.                              15,781   1,336,335        0.0%
#*  BioScrip, Inc.                                             29,191      77,064        0.0%
*   BioSpecifics Technologies Corp.                             4,638     164,927        0.0%
#*  Biostage, Inc.                                              4,721      10,245        0.0%
*   BioTelemetry, Inc.                                         28,627     450,303        0.0%
#*  Bluebird Bio, Inc.                                          4,569     202,635        0.0%
*   Boston Scientific Corp.                                   257,387   5,641,923        0.1%
*   Bovie Medical Corp.                                         6,717      13,233        0.0%
    Bristol-Myers Squibb Co.                                   95,632   6,902,718        0.1%
#*  Brookdale Senior Living, Inc.                              76,117   1,405,120        0.0%
    Bruker Corp.                                               57,134   1,616,892        0.0%
*   Cambrex Corp.                                              29,573   1,426,602        0.0%
    Cantel Medical Corp.                                       27,844   1,865,270        0.0%
*   Capital Senior Living Corp.                                37,566     753,574        0.0%
*   Cardica, Inc.                                               1,610       5,474        0.0%
    Cardinal Health, Inc.                                      39,463   3,096,267        0.1%
*   Catalent, Inc.                                             69,467   2,051,361        0.0%
    Catalyst Biosciences, Inc.                                  1,430       2,002        0.0%
*   Celgene Corp.                                              53,962   5,580,210        0.1%
*   Centene Corp.                                              96,041   5,950,700        0.1%
*   Cerner Corp.                                               28,400   1,594,376        0.0%
*   Charles River Laboratories International, Inc.             44,923   3,561,046        0.1%
    Chemed Corp.                                               13,279   1,723,349        0.0%
    Cigna Corp.                                                70,425   9,756,680        0.2%
#*  Civitas Solutions, Inc.                                     1,755      35,170        0.0%
#*  Coherus Biosciences, Inc.                                   6,918     130,266        0.0%
*   Community Health Systems, Inc.                            131,067   2,500,758        0.1%
#   Computer Programs & Systems, Inc.                           7,100     364,443        0.0%
*   Concert Pharmaceuticals, Inc.                               9,696     135,162        0.0%
    CONMED Corp.                                               18,594     770,163        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Health Care -- (Continued)
#   Cooper Cos., Inc. (The)                                    19,448 $ 2,977,100        0.1%
*   Corvel Corp.                                               16,326     737,935        0.0%
    CR Bard, Inc.                                              11,679   2,477,933        0.1%
*   Cross Country Healthcare, Inc.                             21,341     265,269        0.0%
    CryoLife, Inc.                                             25,587     317,279        0.0%
#*  Cumberland Pharmaceuticals, Inc.                           12,297      58,411        0.0%
*   Cutera, Inc.                                                8,996     104,893        0.0%
*   Cynosure, Inc. Class A                                     15,288     748,195        0.0%
*   DaVita HealthCare Partners, Inc.                          123,398   9,119,112        0.2%
    DENTSPLY SIRONA, Inc.                                      93,488   5,571,885        0.1%
#*  Depomed, Inc.                                              76,760   1,334,089        0.0%
#*  DexCom, Inc.                                                8,806     566,930        0.0%
    Digirad Corp.                                               8,621      50,260        0.0%
*   Edwards Lifesciences Corp.                                 35,600   3,781,076        0.1%
    Eli Lilly & Co.                                            71,909   5,431,287        0.1%
*   Emergent Biosolutions, Inc.                                36,496   1,405,826        0.0%
#*  Endo International P.L.C.                                  32,321     872,667        0.0%
    Ensign Group, Inc. (The)                                   49,316   1,112,569        0.0%
*   Envision Healthcare Holdings, Inc.                         75,413   1,706,596        0.0%
*   Enzo Biochem, Inc.                                         39,841     198,408        0.0%
*   Exactech, Inc.                                             10,037     228,241        0.0%
#*  ExamWorks Group, Inc.                                      38,475   1,387,024        0.0%
*   Express Scripts Holding Co.                               197,359  14,551,279        0.3%
#*  Five Prime Therapeutics, Inc.                              10,852     516,447        0.0%
*   Five Star Quality Care, Inc.                               44,314     108,126        0.0%
#*  Fluidigm Corp.                                              4,801      45,994        0.0%
*   Genesis Healthcare, Inc.                                   15,517      39,103        0.0%
    Gilead Sciences, Inc.                                     136,568  12,046,663        0.2%
#*  Globus Medical, Inc. Class A                               65,974   1,651,989        0.0%
*   Greatbatch, Inc.                                           17,820     620,136        0.0%
*   Haemonetics Corp.                                          38,330   1,243,042        0.0%
#*  Halyard Health, Inc.                                       37,753   1,063,125        0.0%
#*  Hanger, Inc.                                               14,155      97,528        0.0%
#*  Harvard Bioscience, Inc.                                   31,221      92,726        0.0%
*   HCA Holdings, Inc.                                         21,318   1,718,657        0.0%
    HealthSouth Corp.                                          55,702   2,309,405        0.1%
*   HealthStream, Inc.                                         32,189     728,115        0.0%
*   Healthways, Inc.                                           42,011     489,428        0.0%
#*  Henry Schein, Inc.                                         28,323   4,778,090        0.1%
    Hill-Rom Holdings, Inc.                                    64,252   3,106,584        0.1%
*   HMS Holdings Corp.                                         46,673     788,307        0.0%
*   Hologic, Inc.                                             156,133   5,244,507        0.1%
#*  Horizon Pharma P.L.C.                                      84,300   1,295,691        0.0%
    Humana, Inc.                                               62,179  11,010,036        0.2%
*   ICU Medical, Inc.                                          11,264   1,118,966        0.0%
#*  Idera Pharmaceuticals, Inc.                                10,351      17,183        0.0%
#*  IDEXX Laboratories, Inc.                                   26,214   2,211,151        0.1%
*   Illumina, Inc.                                              8,304   1,120,957        0.0%
*   Impax Laboratories, Inc.                                   53,640   1,788,894        0.0%
*   IMS Health Holdings, Inc.                                  64,711   1,723,901        0.0%
*   INC Research Holdings, Inc. Class A                         5,999     288,732        0.0%
#*  Incyte Corp.                                               30,212   2,183,421        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                      SHARES    VALUE+     ASSETS**
                                                                      ------- ----------- ----------
Health Care -- (Continued)
*           Inogen, Inc.                                               10,076 $   492,313        0.0%
#*          Insys Therapeutics, Inc.                                    9,373     135,815        0.0%
*           Integra LifeSciences Holdings Corp.                        28,161   1,994,362        0.0%
#*          Intrexon Corp.                                             18,390     491,565        0.0%
*           Intuitive Surgical, Inc.                                    3,021   1,892,234        0.0%
            Invacare Corp.                                             32,928     370,111        0.0%
#*          Ionis Pharmaceuticals, Inc.                                15,800     647,326        0.0%
*           Iridex Corp.                                                3,478      39,823        0.0%
#*          Jazz Pharmaceuticals P.L.C.                                10,459   1,576,171        0.0%
            Johnson & Johnson                                         406,645  45,576,772        0.8%
*           Juniper Pharmaceuticals, Inc.                               3,200      21,728        0.0%
            Kewaunee Scientific Corp.                                   1,276      21,488        0.0%
#           Kindred Healthcare, Inc.                                   60,537     893,526        0.0%
*           Laboratory Corp. of America Holdings                       40,433   5,067,064        0.1%
            Landauer, Inc.                                              5,744     199,547        0.0%
#*          Lannett Co., Inc.                                          34,863     668,672        0.0%
            LeMaitre Vascular, Inc.                                    15,526     257,421        0.0%
#*          Lexicon Pharmaceuticals, Inc.                               1,446      19,969        0.0%
*           LHC Group, Inc.                                            16,143     651,209        0.0%
*           LifePoint Health, Inc.                                     50,613   3,419,414        0.1%
#*          Ligand Pharmaceuticals, Inc.                               11,658   1,409,102        0.0%
#*          Lipocine, Inc.                                             16,503     160,904        0.0%
*           LivaNova P.L.C.                                            20,601   1,086,291        0.0%
#*          Luminex Corp.                                              31,317     629,472        0.0%
*           Magellan Health, Inc.                                      26,057   1,835,976        0.0%
*           Mallinckrodt P.L.C.                                        53,973   3,374,392        0.1%
*           Masimo Corp.                                               49,812   2,159,350        0.0%
            McKesson Corp.                                             31,933   5,358,996        0.1%
(degrees)*  Medcath Corp.                                               9,997          --        0.0%
#*          Medicines Co. (The)                                        68,711   2,445,425        0.1%
#*          MediciNova, Inc.                                            4,504      30,988        0.0%
*           Medivation, Inc.                                           23,264   1,344,659        0.0%
#*          MEDNAX, Inc.                                               63,776   4,546,591        0.1%
            Medtronic P.L.C.                                          208,159  16,475,785        0.3%
            Merck & Co., Inc.                                         600,469  32,929,720        0.6%
#           Meridian Bioscience, Inc.                                  39,617     757,081        0.0%
*           Merit Medical Systems, Inc.                                36,000     729,000        0.0%
*           Mettler-Toledo International, Inc.                          4,295   1,537,395        0.0%
*           Misonix, Inc.                                                 434       2,591        0.0%
#*          Molina Healthcare, Inc.                                    54,882   2,840,692        0.1%
#*          Momenta Pharmaceuticals, Inc.                              13,135     124,914        0.0%
*           Mylan NV                                                   83,702   3,491,210        0.1%
#*          Myriad Genetics, Inc.                                      57,031   2,053,116        0.0%
            National HealthCare Corp.                                  10,216     658,421        0.0%
            National Research Corp. Class A                             8,340     120,013        0.0%
            National Research Corp. Class B                             1,390      51,778        0.0%
*           Natus Medical, Inc.                                        23,699     755,287        0.0%
#*          Nektar Therapeutics                                        65,503   1,027,087        0.0%
*           Neogen Corp.                                               22,624   1,068,758        0.0%
*           Neurocrine Biosciences, Inc.                               11,815     538,528        0.0%
#*          NewLink Genetics Corp.                                      2,955      47,901        0.0%
#*          NuVasive, Inc.                                             42,846   2,268,267        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Health Care -- (Continued)
*   Nuvectra Corp.                                                5,940 $    49,926        0.0%
#*  Ohr Pharmaceutical, Inc.                                      3,900      12,753        0.0%
*   Omnicell, Inc.                                               32,099   1,022,674        0.0%
#*  OPKO Health, Inc.                                            95,785   1,029,689        0.0%
*   OraSure Technologies, Inc.                                   41,309     296,599        0.0%
*   Orthofix International NV                                    14,663     641,653        0.0%
#   Owens & Minor, Inc.                                          62,655   2,280,015        0.1%
#*  Pain Therapeutics, Inc.                                      21,212      52,182        0.0%
*   PAREXEL International Corp.                                  49,066   2,997,933        0.1%
#   Patterson Cos., Inc.                                         74,073   3,211,065        0.1%
    PDL BioPharma, Inc.                                          55,904     210,758        0.0%
    PerkinElmer, Inc.                                            64,288   3,241,401        0.1%
#*  Pernix Therapeutics Holdings, Inc.                            2,817       2,113        0.0%
#   Perrigo Co. P.L.C.                                           13,081   1,264,540        0.0%
    Pfizer, Inc.                                              1,414,117  46,255,767        0.8%
*   PharMerica Corp.                                             26,461     625,538        0.0%
#   Phibro Animal Health Corp. Class A                            8,844     183,425        0.0%
*   Premier, Inc. Class A                                        15,085     510,024        0.0%
*   Prestige Brands Holdings, Inc.                               53,403   3,032,222        0.1%
#*  Progenics Pharmaceuticals, Inc.                              40,462     214,853        0.0%
*   Providence Service Corp. (The)                               17,736     883,962        0.0%
*   pSivida Corp.                                                 1,436       4,121        0.0%
#   Quality Systems, Inc.                                        56,910     801,293        0.0%
    Quest Diagnostics, Inc.                                      62,366   4,688,052        0.1%
#*  Quidel Corp.                                                 21,756     376,379        0.0%
*   Quintiles Transnational Holdings, Inc.                       17,195   1,187,659        0.0%
#*  Radius Health, Inc.                                           2,398      85,369        0.0%
*   RadNet, Inc.                                                 30,644     154,752        0.0%
*   Regeneron Pharmaceuticals, Inc.                              10,000   3,767,100        0.1%
#*  Repligen Corp.                                               20,912     557,096        0.0%
#   ResMed, Inc.                                                 46,588   2,599,610        0.1%
*   Rigel Pharmaceuticals, Inc.                                  50,486     142,875        0.0%
*   RTI Surgical, Inc.                                           58,638     233,966        0.0%
*   Sagent Pharmaceuticals, Inc.                                 19,358     225,327        0.0%
*   SciClone Pharmaceuticals, Inc.                               45,585     601,722        0.0%
*   SeaSpine Holdings Corp.                                       6,547      97,681        0.0%
#*  Seattle Genetics, Inc.                                       19,300     684,764        0.0%
    Select Medical Holdings Corp.                               119,749   1,602,242        0.0%
*   Sequenom, Inc.                                                3,146       4,027        0.0%
    Simulations Plus, Inc.                                        6,759      54,478        0.0%
    Span-America Medical Systems, Inc.                            1,468      27,877        0.0%
#*  Spectrum Pharmaceuticals, Inc.                               58,255     413,028        0.0%
    St Jude Medical, Inc.                                       133,917  10,204,475        0.2%
#   STERIS P.L.C.                                                40,295   2,847,648        0.1%
    Stryker Corp.                                                22,435   2,445,639        0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                        35,622     384,005        0.0%
#*  Supernus Pharmaceuticals, Inc.                               21,303     365,559        0.0%
*   Surgical Care Affiliates, Inc.                               36,917   1,784,937        0.0%
*   SurModics, Inc.                                              15,209     306,005        0.0%
*   Symmetry Surgical, Inc.                                       7,787      81,374        0.0%
*   Taro Pharmaceutical Industries, Ltd.                         13,000   1,816,620        0.0%
#*  Team Health Holdings, Inc.                                   26,681   1,116,066        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
#   Teleflex, Inc.                                             31,841 $  4,960,191        0.1%
#*  Tenet Healthcare Corp.                                     68,727    2,177,959        0.0%
#*  Theravance Biopharma, Inc.                                  1,483       30,772        0.0%
    Thermo Fisher Scientific, Inc.                             88,054   12,701,790        0.2%
*   Tonix Pharmaceuticals Holding Corp.                         1,949        4,911        0.0%
#*  Triple-S Management Corp. Class B                          21,467      559,001        0.0%
#*  United Therapeutics Corp.                                  25,048    2,635,050        0.1%
    UnitedHealth Group, Inc.                                  220,408   29,023,325        0.5%
#   Universal American Corp.                                   74,586      554,920        0.0%
    Universal Health Services, Inc. Class B                    53,642    7,170,863        0.1%
    US Physical Therapy, Inc.                                  14,695      732,693        0.0%
    Utah Medical Products, Inc.                                 2,638      176,482        0.0%
#*  Varian Medical Systems, Inc.                               15,976    1,296,932        0.0%
*   Vascular Solutions, Inc.                                   16,244      567,728        0.0%
*   VCA, Inc.                                                  69,362    4,367,725        0.1%
*   Veeva Systems, Inc. Class A                                25,160      692,152        0.0%
*   Versartis, Inc.                                             2,405       21,789        0.0%
*   Vertex Pharmaceuticals, Inc.                               13,281    1,120,120        0.0%
#*  Vitae Pharmaceuticals, Inc.                                 7,158       51,466        0.0%
#*  Vocera Communications, Inc.                                 1,872       21,940        0.0%
*   VWR Corp.                                                  49,404    1,316,123        0.0%
*   Waters Corp.                                               11,100    1,444,776        0.0%
#*  WellCare Health Plans, Inc.                                43,132    3,881,449        0.1%
#   West Pharmaceutical Services, Inc.                         47,387    3,373,954        0.1%
#*  Wright Medical Group NV                                    17,636      331,204        0.0%
    Zimmer Biomet Holdings, Inc.                               34,007    3,936,990        0.1%
    Zoetis, Inc.                                              102,206    4,806,748        0.1%
                                                                      ------------       ----
Total Health Care                                                      652,218,886       11.2%
                                                                      ------------       ----
Industrials -- (12.9%)
    3M Co.                                                     52,642    8,811,218        0.2%
    AAON, Inc.                                                 45,088    1,195,734        0.0%
    AAR Corp.                                                  26,892      646,484        0.0%
    ABM Industries, Inc.                                       51,409    1,653,828        0.0%
#   Acacia Research Corp.                                      10,141       48,880        0.0%
*   ACCO Brands Corp.                                         104,068      992,809        0.0%
*   Accuride Corp.                                             30,833       49,949        0.0%
    Acme United Corp.                                           1,355       22,886        0.0%
    Actuant Corp. Class A                                      41,665    1,112,872        0.0%
#   Acuity Brands, Inc.                                        20,272    4,944,138        0.1%
    ADT Corp. (The)                                           187,314    7,863,442        0.1%
#   Advanced Drainage Systems, Inc.                            11,710      270,735        0.0%
#*  Advisory Board Co. (The)                                   29,191      923,603        0.0%
*   AECOM                                                     129,054    4,192,964        0.1%
*   Aegion Corp.                                               27,957      593,527        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          46,040      834,245        0.0%
#*  Aerovironment, Inc.                                        22,431      647,807        0.0%
    AGCO Corp.                                                 75,372    4,030,141        0.1%
#   Air Lease Corp.                                           104,493    3,184,947        0.1%
*   Air Transport Services Group, Inc.                         61,061      860,349        0.0%
    Alamo Group, Inc.                                           8,210      463,372        0.0%
#   Alaska Air Group, Inc.                                    101,132    7,122,727        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Albany International Corp. Class A                         23,393 $   942,504        0.0%
    Allegiant Travel Co.                                       16,425   2,637,362        0.1%
    Allegion P.L.C.                                            23,005   1,505,677        0.0%
    Allied Motion Technologies, Inc.                           12,056     259,807        0.0%
    Allison Transmission Holdings, Inc.                       163,422   4,708,188        0.1%
    Altra Industrial Motion Corp.                              30,832     884,878        0.0%
    AMERCO                                                     15,147   5,331,744        0.1%
*   Ameresco, Inc. Class A                                     10,244      45,791        0.0%
    American Airlines Group, Inc.                              69,511   2,411,337        0.1%
#   American Railcar Industries, Inc.                          15,398     631,472        0.0%
#   American Science & Engineering, Inc.                        4,792     137,291        0.0%
*   American Woodmark Corp.                                    18,750   1,365,750        0.0%
    AMETEK, Inc.                                               87,206   4,193,737        0.1%
*   AMREP Corp.                                                 2,552      11,356        0.0%
    AO Smith Corp.                                             40,810   3,151,348        0.1%
    Apogee Enterprises, Inc.                                   28,970   1,200,517        0.0%
#   Applied Industrial Technologies, Inc.                      31,613   1,448,824        0.0%
*   ARC Document Solutions, Inc.                               43,728     180,159        0.0%
    ArcBest Corp.                                              18,043     344,441        0.0%
    Argan, Inc.                                                20,811     711,320        0.0%
*   Armstrong Flooring, Inc.                                   21,941     319,461        0.0%
*   Armstrong World Industries, Inc.                           43,882   1,790,824        0.0%
#*  Arotech Corp.                                               3,575      12,942        0.0%
    Astec Industries, Inc.                                     20,847   1,008,995        0.0%
*   Astronics Corp.                                            18,999     702,013        0.0%
*   Astronics Corp. Class B                                     6,031     222,996        0.0%
*   Atlas Air Worldwide Holdings, Inc.                         17,982     718,201        0.0%
#*  Avis Budget Group, Inc.                                    82,870   2,080,037        0.1%
    AZZ, Inc.                                                  25,066   1,376,625        0.0%
#   B/E Aerospace, Inc.                                        35,497   1,726,219        0.0%
*   Babcock & Wilcox Enterprises, Inc.                         47,042   1,074,910        0.0%
    Barnes Group, Inc.                                         49,494   1,608,060        0.0%
    Barrett Business Services, Inc.                             5,822     180,540        0.0%
*   Beacon Roofing Supply, Inc.                                41,553   1,775,560        0.0%
#*  Blue Bird Corp.                                             1,952      21,101        0.0%
*   BlueLinx Holdings, Inc.                                    24,060      16,120        0.0%
*   BMC Stock Holdings, Inc.                                    9,661     169,551        0.0%
#   Boeing Co. (The)                                           49,793   6,712,096        0.1%
    Brady Corp. Class A                                        29,531     782,276        0.0%
    Briggs & Stratton Corp.                                    35,271     746,687        0.0%
    Brink's Co. (The)                                          55,483   1,877,545        0.0%
#*  Builders FirstSource, Inc.                                 55,229     612,490        0.0%
    BWX Technologies, Inc.                                     88,203   2,945,098        0.1%
*   CAI International, Inc.                                    12,710     129,896        0.0%
    Carlisle Cos., Inc.                                        46,196   4,707,372        0.1%
*   Casella Waste Systems, Inc. Class A                        37,065     265,385        0.0%
#   Caterpillar, Inc.                                         205,263  15,953,040        0.3%
*   CBIZ, Inc.                                                 60,453     615,412        0.0%
    CDI Corp.                                                   9,228      65,980        0.0%
    CEB, Inc.                                                  18,636   1,149,655        0.0%
#   CECO Environmental Corp.                                   12,718      83,939        0.0%
    Celadon Group, Inc.                                        23,158     233,201        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
#   CH Robinson Worldwide, Inc.                                20,708 $ 1,469,647        0.0%
*   Chart Industries, Inc.                                     30,892     795,160        0.0%
    Chicago Bridge & Iron Co. NV                               92,366   3,717,731        0.1%
    Cintas Corp.                                               43,381   3,894,746        0.1%
    CIRCOR International, Inc.                                 15,374     867,862        0.0%
#*  Civeo Corp.                                                31,948      48,561        0.0%
#   CLARCOR, Inc.                                              40,292   2,367,961        0.1%
#*  Clean Harbors, Inc.                                        60,589   2,993,097        0.1%
*   Colfax Corp.                                               87,988   2,853,451        0.1%
    Columbus McKinnon Corp.                                    16,129     266,290        0.0%
    Comfort Systems USA, Inc.                                  37,413   1,103,309        0.0%
#*  Command Security Corp.                                        800       2,008        0.0%
*   Commercial Vehicle Group, Inc.                             22,752      58,473        0.0%
    Compx International, Inc.                                     294       3,138        0.0%
*   Continental Building Products, Inc.                        36,606     717,844        0.0%
#   Copa Holdings SA Class A                                    5,229     333,349        0.0%
#*  Copart, Inc.                                               75,454   3,232,449        0.1%
#   Covanta Holding Corp.                                     100,415   1,632,748        0.0%
*   Covenant Transportation Group, Inc. Class A                15,180     302,234        0.0%
*   CPI Aerostructures, Inc.                                    5,837      40,275        0.0%
*   CRA International, Inc.                                     6,409     139,075        0.0%
    Crane Co.                                                  55,237   3,069,520        0.1%
    CSX Corp.                                                 382,046  10,418,394        0.2%
#   Cubic Corp.                                                21,470     892,508        0.0%
#   Cummins, Inc.                                              59,739   6,991,255        0.1%
    Curtiss-Wright Corp.                                       43,004   3,293,246        0.1%
    Danaher Corp.                                             129,584  12,537,252        0.2%
#   Deere & Co.                                                64,673   5,439,646        0.1%
    Delta Air Lines, Inc.                                     246,711  10,280,447        0.2%
#   Deluxe Corp.                                               49,822   3,127,825        0.1%
#*  DigitalGlobe, Inc.                                         60,704   1,345,201        0.0%
#   Donaldson Co., Inc.                                        62,221   2,033,382        0.0%
    Douglas Dynamics, Inc.                                     31,451     720,542        0.0%
    Dover Corp.                                                75,406   4,954,174        0.1%
*   Ducommun, Inc.                                              6,406     101,919        0.0%
    Dun & Bradstreet Corp. (The)                               14,296   1,578,421        0.0%
#*  DXP Enterprises, Inc.                                       9,719     212,360        0.0%
#*  Dycom Industries, Inc.                                     39,739   2,805,573        0.1%
    Dynamic Materials Corp.                                     5,421      52,963        0.0%
    Eastern Co. (The)                                           2,778      46,420        0.0%
    Eaton Corp. P.L.C.                                        111,044   7,025,754        0.1%
*   Echo Global Logistics, Inc.                                21,255     496,729        0.0%
    Ecology and Environment, Inc. Class A                         903       9,888        0.0%
    EMCOR Group, Inc.                                          57,537   2,789,394        0.1%
    Emerson Electric Co.                                       97,148   5,307,195        0.1%
    Encore Wire Corp.                                          18,314     700,511        0.0%
#*  Energy Focus, Inc.                                          3,046      23,759        0.0%
*   Energy Recovery, Inc.                                      25,110     305,338        0.0%
    EnerSys                                                    40,050   2,337,719        0.1%
*   Engility Holdings, Inc.                                    14,317     281,615        0.0%
    Ennis, Inc.                                                27,324     533,911        0.0%
    EnPro Industries, Inc.                                     13,848     811,216        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Industrials -- (Continued)
    Equifax, Inc.                                                42,708 $ 5,135,637        0.1%
    ESCO Technologies, Inc.                                      21,640     832,707        0.0%
    Espey Manufacturing & Electronics Corp.                       1,611      39,470        0.0%
    Essendant, Inc.                                              33,843   1,042,026        0.0%
#*  Esterline Technologies Corp.                                 27,156   1,864,531        0.0%
*   ExOne Co. (The)                                               9,047     119,601        0.0%
    Expeditors International of Washington, Inc.                 28,280   1,402,971        0.0%
    Exponent, Inc.                                               23,049   1,148,762        0.0%
#   Fastenal Co.                                                 48,988   2,292,149        0.1%
    Federal Signal Corp.                                         71,942     984,886        0.0%
    FedEx Corp.                                                  73,835  12,190,897        0.2%
#   Flowserve Corp.                                              58,692   2,864,757        0.1%
    Fluor Corp.                                                  72,933   3,986,518        0.1%
#   Fortune Brands Home & Security, Inc.                         53,072   2,940,720        0.1%
    Forward Air Corp.                                            23,929   1,090,684        0.0%
*   Franklin Covey Co.                                           13,311     219,232        0.0%
    Franklin Electric Co., Inc.                                  32,700   1,032,993        0.0%
    FreightCar America, Inc.                                     15,206     260,783        0.0%
#*  FTI Consulting, Inc.                                         43,306   1,745,232        0.0%
*   Fuel Tech, Inc.                                              11,434      19,666        0.0%
    G&K Services, Inc. Class A                                   19,666   1,389,403        0.0%
#   GATX Corp.                                                   31,809   1,461,305        0.0%
*   Gencor Industries, Inc.                                       1,500      21,645        0.0%
#*  Generac Holdings, Inc.                                       37,541   1,431,063        0.0%
#   General Cable Corp.                                          33,132     518,184        0.0%
    General Dynamics Corp.                                       64,163   9,016,185        0.2%
    General Electric Co.                                      1,383,002  42,527,311        0.7%
#*  Genesee & Wyoming, Inc. Class A                              40,929   2,664,887        0.1%
*   Gibraltar Industries, Inc.                                   28,317     748,985        0.0%
#   Global Brass & Copper Holdings, Inc.                         16,594     449,697        0.0%
*   Goldfield Corp. (The)                                         6,617      13,234        0.0%
    Gorman-Rupp Co. (The)                                        17,769     502,685        0.0%
*   GP Strategies Corp.                                          19,415     453,146        0.0%
#   Graco, Inc.                                                  27,795   2,178,850        0.1%
    Graham Corp.                                                  6,321     117,002        0.0%
    Granite Construction, Inc.                                   32,203   1,435,932        0.0%
*   Great Lakes Dredge & Dock Corp.                              48,731     222,701        0.0%
#   Greenbrier Cos., Inc. (The)                                  19,443     583,096        0.0%
#   Griffon Corp.                                                40,850     645,839        0.0%
    H&E Equipment Services, Inc.                                 33,668     681,104        0.0%
    Hardinge, Inc.                                                8,488     110,344        0.0%
    Harsco Corp.                                                 17,282     122,529        0.0%
*   Hawaiian Holdings, Inc.                                      72,003   3,029,166        0.1%
*   HD Supply Holdings, Inc.                                     56,441   1,934,797        0.0%
    Healthcare Services Group, Inc.                              22,603     855,524        0.0%
#   Heartland Express, Inc.                                      99,699   1,805,549        0.0%
#   HEICO Corp.                                                  21,026   1,289,104        0.0%
    HEICO Corp. Class A                                          31,095   1,591,442        0.0%
    Heidrick & Struggles International, Inc.                     16,909     333,615        0.0%
*   Heritage-Crystal Clean, Inc.                                  6,925      72,020        0.0%
    Herman Miller, Inc.                                          71,489   2,156,823        0.1%
*   Hertz Global Holdings, Inc.                                 243,823   2,257,801        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
#   Hexcel Corp.                                               72,193 $3,268,177        0.1%
*   Hill International, Inc.                                   30,527    129,434        0.0%
    Hillenbrand, Inc.                                          73,430  2,225,663        0.1%
    HNI Corp.                                                  49,521  2,165,058        0.1%
    Honeywell International, Inc.                              75,037  8,574,478        0.2%
    Houston Wire & Cable Co.                                   12,789     93,488        0.0%
*   Hub Group, Inc. Class A                                    32,361  1,246,546        0.0%
    Hubbell, Inc.                                              42,593  4,504,636        0.1%
    Hudson Global, Inc.                                        18,692     48,412        0.0%
    Huntington Ingalls Industries, Inc.                        41,775  6,047,767        0.1%
    Hurco Cos., Inc.                                            8,108    262,537        0.0%
*   Huron Consulting Group, Inc.                               18,876  1,049,694        0.0%
    Hyster-Yale Materials Handling, Inc.                       10,622    650,598        0.0%
*   ICF International, Inc.                                    17,185    676,573        0.0%
    IDEX Corp.                                                 48,140  3,942,666        0.1%
*   IHS, Inc. Class A                                          18,104  2,230,051        0.1%
    Illinois Tool Works, Inc.                                  40,408  4,223,444        0.1%
    Ingersoll-Rand P.L.C.                                     102,324  6,706,315        0.1%
#*  InnerWorkings, Inc.                                        34,359    280,713        0.0%
*   Innovative Solutions & Support, Inc.                       12,137     33,619        0.0%
    Insperity, Inc.                                            26,173  1,381,149        0.0%
    Insteel Industries, Inc.                                   20,386    590,990        0.0%
*   Integrated Electrical Services, Inc.                        8,966    108,220        0.0%
    Interface, Inc.                                            52,803    898,707        0.0%
#*  Intersections, Inc.                                        10,290     24,593        0.0%
    ITT Corp.                                                  90,230  3,462,125        0.1%
*   Jacobs Engineering Group, Inc.                             86,844  3,871,506        0.1%
    JB Hunt Transport Services, Inc.                           20,895  1,731,778        0.0%
*   JetBlue Airways Corp.                                     269,585  5,335,087        0.1%
    John Bean Technologies Corp.                               20,762  1,082,531        0.0%
#   Joy Global, Inc.                                            4,339     92,421        0.0%
    Kadant, Inc.                                                6,702    317,340        0.0%
#   Kaman Corp.                                                33,678  1,417,507        0.0%
#   Kansas City Southern                                       45,300  4,292,175        0.1%
    KAR Auction Services, Inc.                                117,282  4,409,803        0.1%
    KBR, Inc.                                                 113,088  1,759,649        0.0%
    Kelly Services, Inc. Class A                               30,609    574,531        0.0%
    Kennametal, Inc.                                           74,573  1,743,517        0.0%
*   Key Technology, Inc.                                        1,967     17,605        0.0%
    Kforce, Inc.                                               36,010    684,550        0.0%
    Kimball International, Inc. Class B                        58,200    677,448        0.0%
*   Kirby Corp.                                                54,896  3,503,463        0.1%
#*  KLX, Inc.                                                  32,357  1,091,078        0.0%
#   Knight Transportation, Inc.                                93,678  2,489,024        0.1%
    Knoll, Inc.                                                58,682  1,370,225        0.0%
    Korn/Ferry International                                   44,273  1,201,569        0.0%
#*  Kratos Defense & Security Solutions, Inc.                  45,987    244,191        0.0%
    L-3 Communications Holdings, Inc.                          41,925  5,514,395        0.1%
#   Landstar System, Inc.                                      25,129  1,647,206        0.0%
*   Lawson Products, Inc.                                       5,694    111,545        0.0%
*   Layne Christensen Co.                                       2,729     24,261        0.0%
    LB Foster Co. Class A                                       8,695    171,118        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
    Lennox International, Inc.                                 19,222 $2,594,009        0.1%
    Lincoln Electric Holdings, Inc.                            64,236  4,025,670        0.1%
#   Lindsay Corp.                                               8,438    645,169        0.0%
*   LMI Aerospace, Inc.                                        14,946    131,375        0.0%
    Lockheed Martin Corp.                                      22,200  5,158,836        0.1%
    LS Starrett Co. (The) Class A                               2,592     28,045        0.0%
    LSI Industries, Inc.                                       23,078    291,937        0.0%
*   Lydall, Inc.                                               13,188    485,187        0.0%
    Macquarie Infrastructure Corp.                             11,975    842,920        0.0%
    Manitowoc Co., Inc. (The)                                  88,621    505,140        0.0%
#*  Manitowoc Foodservice, Inc.                                88,621  1,330,201        0.0%
    ManpowerGroup, Inc.                                        45,721  3,521,889        0.1%
    Marten Transport, Ltd.                                     25,020    466,873        0.0%
    Masco Corp.                                                55,907  1,716,904        0.0%
#*  MasTec, Inc.                                               74,699  1,692,679        0.0%
    Matson, Inc.                                               55,766  2,168,182        0.1%
    Matthews International Corp. Class A                       23,222  1,222,406        0.0%
    McGrath RentCorp                                           19,802    482,773        0.0%
*   Mercury Systems, Inc.                                      24,677    518,711        0.0%
#*  Meritor, Inc.                                              73,747    626,850        0.0%
*   MFRI, Inc.                                                  2,769     19,328        0.0%
#*  Middleby Corp. (The)                                       22,500  2,466,900        0.1%
    Miller Industries, Inc.                                    10,037    213,387        0.0%
*   Mistras Group, Inc.                                        21,921    534,215        0.0%
    Mobile Mini, Inc.                                          42,267  1,363,111        0.0%
*   Moog, Inc. Class A                                         30,254  1,478,210        0.0%
*   Moog, Inc. Class B                                          2,329    112,165        0.0%
*   MRC Global, Inc.                                          102,999  1,439,926        0.0%
    MSA Safety, Inc.                                           36,976  1,778,176        0.0%
    MSC Industrial Direct Co., Inc. Class A                    37,350  2,894,625        0.1%
    Mueller Industries, Inc.                                   50,730  1,601,039        0.0%
    Mueller Water Products, Inc. Class A                      194,819  2,094,304        0.1%
    Multi-Color Corp.                                          15,611    934,006        0.0%
#*  MYR Group, Inc.                                            22,926    584,842        0.0%
#   National Presto Industries, Inc.                            4,062    354,166        0.0%
*   Navigant Consulting, Inc.                                  47,730    761,771        0.0%
*   NCI Building Systems, Inc.                                 12,998    191,591        0.0%
    Nielsen Holdings P.L.C.                                   121,965  6,359,255        0.1%
*   NL Industries, Inc.                                        26,125     80,204        0.0%
    NN, Inc.                                                   22,161    333,301        0.0%
#   Nordson Corp.                                              32,551  2,497,638        0.1%
    Norfolk Southern Corp.                                     77,653  6,997,312        0.1%
*   Nortek, Inc.                                                1,748     82,436        0.0%
    Northrop Grumman Corp.                                     40,050  8,260,713        0.2%
*   Northwest Pipe Co.                                          3,724     40,182        0.0%
*   NOW, Inc.                                                  33,931    612,794        0.0%
#*  NV5 Global, Inc.                                            5,467    135,746        0.0%
#*  Old Dominion Freight Line, Inc.                            75,584  4,992,323        0.1%
    Omega Flex, Inc.                                            3,089    101,752        0.0%
*   On Assignment, Inc.                                        43,469  1,567,492        0.0%
    Orbital ATK, Inc.                                          47,449  4,128,063        0.1%
#*  Orion Energy Systems, Inc.                                  8,681     12,848        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Industrials -- (Continued)
*   Orion Marine Group, Inc.                                   10,946 $   63,925        0.0%
#   Oshkosh Corp.                                              78,392  3,829,449        0.1%
    Owens Corning                                              93,307  4,298,653        0.1%
#   PACCAR, Inc.                                              128,439  7,566,341        0.1%
#*  PAM Transportation Services, Inc.                           4,411    108,996        0.0%
    Park-Ohio Holdings Corp.                                   11,656    296,645        0.0%
    Parker-Hannifin Corp.                                      57,409  6,660,592        0.1%
*   Patrick Industries, Inc.                                   26,795  1,228,551        0.0%
*   Patriot Transportation Holding, Inc.                        1,695     35,070        0.0%
*   Pendrell Corp.                                             18,245      9,394        0.0%
#   Pentair P.L.C.                                             70,577  4,099,112        0.1%
#*  Performant Financial Corp.                                 58,118    104,031        0.0%
#*  PGT, Inc.                                                  75,704    792,621        0.0%
#   Pitney Bowes, Inc.                                         74,597  1,564,299        0.0%
*   Ply Gem Holdings, Inc.                                     40,315    590,615        0.0%
    Powell Industries, Inc.                                     8,687    270,339        0.0%
*   PowerSecure International, Inc.                            27,704    518,619        0.0%
    Preformed Line Products Co.                                 3,262    136,906        0.0%
#   Primoris Services Corp.                                    47,810  1,118,276        0.0%
*   Proto Labs, Inc.                                            6,599    394,818        0.0%
    Providence and Worcester Railroad Co.                         361      5,740        0.0%
    Quad/Graphics, Inc.                                        31,060    389,803        0.0%
    Quanex Building Products Corp.                             33,820    637,169        0.0%
#*  Quanta Services, Inc.                                     105,879  2,511,450        0.1%
#*  Radiant Logistics, Inc.                                    36,742    144,763        0.0%
    Raven Industries, Inc.                                     24,908    400,770        0.0%
    Raytheon Co.                                               53,816  6,799,652        0.1%
#*  RBC Bearings, Inc.                                         17,619  1,291,473        0.0%
    RCM Technologies, Inc.                                      6,052     31,712        0.0%
    Regal Beloit Corp.                                         30,910  1,991,222        0.0%
    Republic Services, Inc.                                   139,036  6,544,425        0.1%
    Resources Connection, Inc.                                 35,002    516,980        0.0%
*   Rexnord Corp.                                              90,988  1,983,538        0.0%
*   Roadrunner Transportation Systems, Inc.                    30,169    356,598        0.0%
    Robert Half International, Inc.                            26,403  1,011,499        0.0%
#   Rockwell Automation, Inc.                                  24,820  2,816,325        0.1%
#   Rockwell Collins, Inc.                                     23,866  2,104,743        0.1%
#   Rollins, Inc.                                              57,217  1,537,421        0.0%
    Roper Technologies, Inc.                                   27,031  4,759,889        0.1%
*   RPX Corp.                                                  49,227    545,435        0.0%
    RR Donnelley & Sons Co.                                   134,208  2,335,219        0.1%
*   Rush Enterprises, Inc. Class A                             24,373    479,904        0.0%
*   Rush Enterprises, Inc. Class B                              1,308     25,441        0.0%
    Ryder System, Inc.                                         66,219  4,563,813        0.1%
#*  Saia, Inc.                                                 25,595    740,207        0.0%
*   Sensata Technologies Holding NV                            47,881  1,803,677        0.0%
*   SIFCO Industries, Inc.                                      1,400     14,938        0.0%
    Simpson Manufacturing Co., Inc.                            32,799  1,233,242        0.0%
    SkyWest, Inc.                                              15,209    357,412        0.0%
*   SL Industries, Inc.                                         4,400    175,912        0.0%
    Snap-on, Inc.                                              35,034  5,580,216        0.1%
#*  SolarCity Corp.                                            17,600    533,632        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Southwest Airlines Co.                                    301,722 $13,459,818        0.2%
*   SP Plus Corp.                                              13,768     306,751        0.0%
*   Sparton Corp.                                               8,228     176,573        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  77,839   3,670,109        0.1%
#*  Spirit Airlines, Inc.                                      75,210   3,303,975        0.1%
#   SPX Corp.                                                  22,350     359,835        0.0%
*   SPX FLOW, Inc.                                             29,155     873,484        0.0%
    Standex International Corp.                                11,674     895,279        0.0%
    Stanley Black & Decker, Inc.                               60,007   6,715,983        0.1%
    Steelcase, Inc. Class A                                    89,286   1,362,504        0.0%
#*  Stericycle, Inc.                                           10,331     987,230        0.0%
*   Sterling Construction Co., Inc.                            24,539     128,584        0.0%
    Sun Hydraulics Corp.                                       24,821     878,167        0.0%
    Supreme Industries, Inc. Class A                            3,817      47,445        0.0%
#*  Swift Transportation Co.                                   89,991   1,495,650        0.0%
    TAL International Group, Inc.                              22,200     379,620        0.0%
#*  Taser International, Inc.                                  35,700     651,882        0.0%
*   Team, Inc.                                                 23,508     675,385        0.0%
*   Teledyne Technologies, Inc.                                32,150   2,988,343        0.1%
    Tennant Co.                                                17,425     930,669        0.0%
    Terex Corp.                                                74,412   1,777,703        0.0%
    Tetra Tech, Inc.                                           54,989   1,616,677        0.0%
#   Textainer Group Holdings, Ltd.                             30,674     473,300        0.0%
    Textron, Inc.                                             125,397   4,850,356        0.1%
*   Thermon Group Holdings, Inc.                               21,633     405,402        0.0%
    Timken Co. (The)                                           56,700   2,020,221        0.0%
    Titan International, Inc.                                  21,640     143,473        0.0%
#*  Titan Machinery, Inc.                                      12,396     161,148        0.0%
    Toro Co. (The)                                             21,100   1,824,095        0.0%
#*  TransDigm Group, Inc.                                       7,520   1,713,582        0.0%
*   TRC Cos., Inc.                                             31,815     272,336        0.0%
#*  Trex Co., Inc.                                             20,479     971,729        0.0%
*   TriMas Corp.                                               28,892     522,945        0.0%
#*  TriNet Group, Inc.                                         24,502     407,223        0.0%
    Trinity Industries, Inc.                                  151,525   2,956,253        0.1%
#   Triumph Group, Inc.                                        45,328   1,639,967        0.0%
*   TrueBlue, Inc.                                             37,801     706,501        0.0%
#*  Tutor Perini Corp.                                         39,928     631,661        0.0%
#   Twin Disc, Inc.                                             8,316     110,187        0.0%
    Tyco International P.L.C.                                  77,928   3,001,787        0.1%
*   Ultralife Corp.                                             4,610      21,759        0.0%
    UniFirst Corp.                                             12,283   1,331,232        0.0%
    Union Pacific Corp.                                       255,543  22,291,016        0.4%
*   United Continental Holdings, Inc.                         156,886   7,186,948        0.1%
    United Parcel Service, Inc. Class B                        47,991   5,042,414        0.1%
#*  United Rentals, Inc.                                      104,341   6,983,543        0.1%
    United Technologies Corp.                                 221,361  23,103,448        0.4%
    Universal Forest Products, Inc.                            15,654   1,199,879        0.0%
    Universal Truckload Services, Inc.                         15,886     226,534        0.0%
    US Ecology, Inc.                                           24,866   1,119,716        0.0%
*   USA Truck, Inc.                                             9,202     163,059        0.0%
#*  USG Corp.                                                  68,395   1,847,349        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
#   Valmont Industries, Inc.                                   21,127 $  2,965,808        0.1%
*   Vectrus, Inc.                                               7,719      166,422        0.0%
*   Verisk Analytics, Inc.                                     24,233    1,879,996        0.0%
#*  Veritiv Corp.                                               2,987      122,527        0.0%
*   Versar, Inc.                                                2,944        7,507        0.0%
    Viad Corp.                                                 15,153      450,802        0.0%
*   Vicor Corp.                                                14,805      141,980        0.0%
*   Virco Manufacturing Corp.                                   2,861        9,155        0.0%
*   Volt Information Sciences, Inc.                             9,139       68,634        0.0%
    VSE Corp.                                                   4,427      274,651        0.0%
*   Wabash National Corp.                                      72,618    1,034,807        0.0%
*   WABCO Holdings, Inc.                                       24,251    2,719,992        0.1%
#   Wabtec Corp.                                               32,279    2,676,897        0.1%
#   Waste Connections, Inc.                                   102,851    6,919,815        0.1%
    Waste Management, Inc.                                     99,177    5,830,616        0.1%
    Watsco, Inc.                                               23,954    3,221,094        0.1%
    Watsco, Inc. Class B                                        1,750      239,085        0.0%
    Watts Water Technologies, Inc. Class A                     19,431    1,085,610        0.0%
    Werner Enterprises, Inc.                                   67,509    1,710,678        0.0%
#*  Wesco Aircraft Holdings, Inc.                              89,814    1,296,016        0.0%
#*  WESCO International, Inc.                                  36,724    2,159,004        0.1%
    West Corp.                                                 54,799    1,174,343        0.0%
*   Willdan Group, Inc.                                         6,300       67,725        0.0%
#*  Willis Lease Finance Corp.                                  4,123       99,694        0.0%
    Woodward, Inc.                                             58,604    3,176,923        0.1%
#   WW Grainger, Inc.                                          11,050    2,591,446        0.1%
*   Xerium Technologies, Inc.                                   8,112       42,912        0.0%
#*  XPO Logistics, Inc.                                        60,115    1,811,866        0.0%
    Xylem, Inc.                                                89,170    3,725,523        0.1%
#*  YRC Worldwide, Inc.                                        26,391      242,797        0.0%
                                                                      ------------       ----
Total Industrials                                                      831,970,341       14.3%
                                                                      ------------       ----
Information Technology -- (15.0%)
#*  3D Systems Corp.                                           25,017      442,551        0.0%
    Accenture P.L.C. Class A                                   51,880    5,858,290        0.1%
#*  ACI Worldwide, Inc.                                       100,702    2,013,033        0.0%
    Activision Blizzard, Inc.                                 172,928    5,960,828        0.1%
*   Actua Corp.                                                50,987      483,357        0.0%
*   Acxiom Corp.                                               54,025    1,186,929        0.0%
*   ADDvantage Technologies Group, Inc.                         2,391        4,447        0.0%
*   Adobe Systems, Inc.                                        24,312    2,290,677        0.1%
    ADTRAN, Inc.                                               46,364      895,752        0.0%
*   Advanced Energy Industries, Inc.                           34,315    1,110,090        0.0%
*   Agilysys, Inc.                                             19,367      206,840        0.0%
#*  Akamai Technologies, Inc.                                  42,726    2,178,599        0.0%
*   Alliance Data Systems Corp.                                12,645    2,570,855        0.1%
*   Alliance Fiber Optic Products, Inc.                        17,013      315,081        0.0%
*   Alpha & Omega Semiconductor, Ltd.                          26,372      342,572        0.0%
*   Alphabet, Inc. Class A                                     27,256   19,293,977        0.3%
*   Alphabet, Inc. Class C                                     29,089   20,158,968        0.4%
    Amdocs, Ltd.                                               55,413    3,133,051        0.1%
    American Software, Inc. Class A                            17,628      161,120        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Amkor Technology, Inc.                                      115,451 $    659,225        0.0%
#   Amphenol Corp. Class A                                       43,144    2,408,730        0.1%
#*  Amtech Systems, Inc.                                          4,680       29,250        0.0%
#   Analog Devices, Inc.                                         84,040    4,733,133        0.1%
*   Angie's List, Inc.                                           18,044      157,885        0.0%
*   Anixter International, Inc.                                  22,140    1,379,322        0.0%
#*  ANSYS, Inc.                                                  28,861    2,619,713        0.1%
    Apple, Inc.                                               1,180,127  110,625,105        1.9%
    Applied Materials, Inc.                                     164,824    3,373,947        0.1%
#*  Applied Optoelectronics, Inc.                                 2,097       23,486        0.0%
#*  Arista Networks, Inc.                                        27,180    1,810,732        0.0%
*   ARRIS International P.L.C.                                  190,998    4,349,024        0.1%
*   Arrow Electronics, Inc.                                      76,010    4,720,221        0.1%
#*  Aspen Technology, Inc.                                       33,272    1,265,334        0.0%
    Astro-Med, Inc.                                               3,998       57,251        0.0%
#*  Autodesk, Inc.                                               16,100      963,102        0.0%
    Automatic Data Processing, Inc.                              30,864    2,729,612        0.1%
*   AVG Technologies NV                                          54,998    1,088,960        0.0%
#*  Avid Technology, Inc.                                        29,034      162,010        0.0%
    Avnet, Inc.                                                  91,664    3,769,224        0.1%
#   AVX Corp.                                                   113,873    1,505,401        0.0%
*   Aware, Inc.                                                   4,426       18,456        0.0%
*   Axcelis Technologies, Inc.                                  111,989      320,289        0.0%
*   AXT, Inc.                                                    39,645      101,888        0.0%
    Badger Meter, Inc.                                           12,973      925,364        0.0%
*   Bankrate, Inc.                                               49,833      455,474        0.0%
#*  Barracuda Networks, Inc.                                     11,848      208,762        0.0%
    Bel Fuse, Inc. Class A                                        1,600       25,040        0.0%
    Bel Fuse, Inc. Class B                                        7,648      127,416        0.0%
    Belden, Inc.                                                 28,233    1,782,632        0.0%
*   Benchmark Electronics, Inc.                                  42,700      829,234        0.0%
    Black Box Corp.                                              20,100      293,862        0.0%
    Blackbaud, Inc.                                              27,523    1,700,096        0.0%
*   Blackhawk Network Holdings, Inc.                             50,645    1,627,224        0.0%
*   Blucora, Inc.                                                27,868      223,223        0.0%
    Booz Allen Hamilton Holding Corp.                            51,759    1,426,996        0.0%
#*  Bottomline Technologies de, Inc.                             21,510      528,286        0.0%
    Broadcom, Ltd.                                               14,905    2,172,404        0.0%
    Broadridge Financial Solutions, Inc.                         58,348    3,491,544        0.1%
*   BroadSoft, Inc.                                               2,536       99,322        0.0%
    Brocade Communications Systems, Inc.                        343,102    3,297,210        0.1%
    Brooks Automation, Inc.                                      60,902      576,133        0.0%
*   BSQUARE Corp.                                                12,344       76,903        0.0%
    CA, Inc.                                                    197,761    5,865,591        0.1%
    Cabot Microelectronics Corp.                                 19,041      797,627        0.0%
*   CACI International, Inc. Class A                             20,701    1,990,401        0.0%
*   Cadence Design Systems, Inc.                                 98,619    2,286,975        0.1%
*   CalAmp Corp.                                                 30,829      461,510        0.0%
*   Calix, Inc.                                                  50,422      349,424        0.0%
*   Carbonite, Inc.                                               3,772       28,441        0.0%
#*  Cardtronics, Inc.                                            54,599    2,152,293        0.0%
*   Cascade Microtech, Inc.                                      11,260      235,447        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
    Cass Information Systems, Inc.                                9,407 $   465,364        0.0%
#*  Cavium, Inc.                                                  8,640     426,557        0.0%
    CDK Global, Inc.                                             23,488   1,117,324        0.0%
    CDW Corp.                                                    75,620   2,911,370        0.1%
*   Ceva, Inc.                                                   13,751     317,098        0.0%
*   Checkpoint Systems, Inc.                                     28,824     291,699        0.0%
*   CIBER, Inc.                                                  83,757     194,316        0.0%
#*  Ciena Corp.                                                  61,662   1,037,771        0.0%
#*  Cimpress NV                                                  26,146   2,297,449        0.1%
#*  Cirrus Logic, Inc.                                           61,753   2,229,283        0.1%
    Cisco Systems, Inc.                                       1,370,126  37,664,764        0.7%
*   Citrix Systems, Inc.                                         23,543   1,926,759        0.0%
#*  Clearfield, Inc.                                              7,734     143,543        0.0%
#   Cognex Corp.                                                 49,051   1,742,782        0.0%
*   Cognizant Technology Solutions Corp. Class A                 56,307   3,286,640        0.1%
*   Coherent, Inc.                                               20,408   1,906,107        0.0%
    Cohu, Inc.                                                   19,505     225,478        0.0%
#*  CommScope Holding Co., Inc.                                 127,239   3,869,338        0.1%
    Communications Systems, Inc.                                  6,432      41,358        0.0%
    Computer Sciences Corp.                                      85,624   2,836,723        0.1%
    Computer Task Group, Inc.                                    11,157      57,347        0.0%
    Comtech Telecommunications Corp.                             10,997     266,127        0.0%
    Concurrent Computer Corp.                                     5,474      33,172        0.0%
#   Convergys Corp.                                              76,211   2,019,591        0.0%
*   CoreLogic, Inc.                                              79,048   2,804,623        0.1%
    Corning, Inc.                                               290,852   5,430,207        0.1%
*   CoStar Group, Inc.                                           11,808   2,329,836        0.1%
#*  Covisint Corp.                                               19,645      36,343        0.0%
*   Cray, Inc.                                                   27,200   1,030,064        0.0%
#*  Cree, Inc.                                                   73,709   1,806,608        0.0%
    CSG Systems International, Inc.                              36,907   1,637,933        0.0%
    CSRA, Inc.                                                   78,785   2,045,259        0.0%
    CTS Corp.                                                    21,166     350,721        0.0%
*   CyberOptics Corp.                                             1,680      29,484        0.0%
#   Cypress Semiconductor Corp.                                 227,369   2,053,142        0.0%
    Daktronics, Inc.                                             34,997     304,474        0.0%
*   Datalink Corp.                                               23,159     185,967        0.0%
*   Demand Media, Inc.                                           26,296     154,883        0.0%
*   DHI Group, Inc.                                              74,057     526,545        0.0%
#   Diebold, Inc.                                                74,092   1,946,397        0.0%
*   Digi International, Inc.                                     19,889     210,227        0.0%
#*  Digimarc Corp.                                                2,932      87,520        0.0%
*   Diodes, Inc.                                                 36,639     682,218        0.0%
#   Dolby Laboratories, Inc. Class A                             38,361   1,826,367        0.0%
*   DSP Group, Inc.                                              21,098     200,431        0.0%
    DST Systems, Inc.                                            34,221   4,129,790        0.1%
*   DTS, Inc.                                                    13,704     299,021        0.0%
    EarthLink Holdings Corp.                                    123,324     716,512        0.0%
*   eBay, Inc.                                                  117,921   2,880,810        0.1%
#   Ebix, Inc.                                                   21,473   1,033,281        0.0%
*   EchoStar Corp. Class A                                       40,177   1,644,043        0.0%
*   Edgewater Technology, Inc.                                    4,254      36,159        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
    Electro Rent Corp.                                         19,150 $   191,691        0.0%
*   Electro Scientific Industries, Inc.                        31,050     218,902        0.0%
#*  Electronic Arts, Inc.                                      40,781   2,522,305        0.1%
#*  Electronics for Imaging, Inc.                              33,068   1,317,429        0.0%
*   Ellie Mae, Inc.                                             7,987     667,713        0.0%
*   eMagin Corp.                                                6,351      11,305        0.0%
    EMC Corp.                                                 508,394  13,274,167        0.2%
*   Emcore Corp.                                               26,550     151,335        0.0%
#*  Endurance International Group Holdings, Inc.                1,600      17,136        0.0%
#*  EnerNOC, Inc.                                              16,152     110,157        0.0%
*   Entegris, Inc.                                            111,896   1,487,098        0.0%
#*  Envestnet, Inc.                                             6,398     200,769        0.0%
#*  EPAM Systems, Inc.                                         24,174   1,763,010        0.0%
    Epiq Systems, Inc.                                         27,989     413,398        0.0%
*   ePlus, Inc.                                                 5,292     425,424        0.0%
*   Euronet Worldwide, Inc.                                    38,112   2,938,435        0.1%
#*  Everi Holdings, Inc.                                       59,631     100,180        0.0%
*   Everyday Health, Inc.                                       2,275      13,195        0.0%
    Evolving Systems, Inc.                                      1,300       7,488        0.0%
*   Exar Corp.                                                 31,235     190,534        0.0%
*   ExlService Holdings, Inc.                                  23,024   1,114,131        0.0%
*   Extreme Networks, Inc.                                     59,549     209,017        0.0%
#*  F5 Networks, Inc.                                          11,760   1,231,860        0.0%
*   Fabrinet                                                   25,024     800,017        0.0%
*   Facebook, Inc. Class A                                    127,617  15,005,207        0.3%
    Fair Isaac Corp.                                           28,227   3,012,103        0.1%
*   Fairchild Semiconductor International, Inc.               106,394   2,127,880        0.0%
#*  FalconStor Software, Inc.                                  19,668      20,848        0.0%
#*  FARO Technologies, Inc.                                    11,702     339,826        0.0%
    FEI Co.                                                    24,237   2,157,578        0.0%
    Fidelity National Information Services, Inc.              111,260   7,320,908        0.1%
#*  Finisar Corp.                                              86,917   1,430,654        0.0%
#*  FireEye, Inc.                                              10,000     173,500        0.0%
#*  First Solar, Inc.                                          65,568   3,661,317        0.1%
*   Fiserv, Inc.                                               84,364   8,244,050        0.2%
#*  FleetCor Technologies, Inc.                                37,098   5,738,319        0.1%
*   Flextronics International, Ltd.                           287,088   3,488,119        0.1%
    FLIR Systems, Inc.                                        114,330   3,453,909        0.1%
*   FormFactor, Inc.                                           64,277     494,933        0.0%
    Forrester Research, Inc.                                   13,150     442,103        0.0%
#*  Fortinet, Inc.                                             18,211     592,040        0.0%
*   Frequency Electronics, Inc.                                 4,145      41,989        0.0%
*   Gartner, Inc.                                              13,847   1,207,043        0.0%
*   Genpact, Ltd.                                             129,022   3,598,424        0.1%
*   GigPeak, Inc.                                              43,771     100,673        0.0%
#   Global Payments, Inc.                                     111,378   8,039,242        0.1%
    GlobalScape, Inc.                                           3,392      11,533        0.0%
#*  Glu Mobile, Inc.                                           22,287      59,506        0.0%
#*  GrubHub, Inc.                                              15,158     397,443        0.0%
*   GSE Systems, Inc.                                           8,763      22,346        0.0%
*   GSI Group, Inc.                                            25,864     376,321        0.0%
#*  GSI Technology, Inc.                                        9,727      38,422        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
#*  GTT Communications, Inc.                                     17,709 $   282,990        0.0%
#*  Guidewire Software, Inc.                                     19,032   1,084,253        0.0%
    Hackett Group, Inc. (The)                                    29,909     445,046        0.0%
#*  Harmonic, Inc.                                               89,929     311,154        0.0%
    Harris Corp.                                                 36,870   2,949,969        0.1%
    Hewlett Packard Enterprise Co.                              616,923  10,277,937        0.2%
*   Higher One Holdings, Inc.                                     9,591      36,350        0.0%
    HP, Inc.                                                    442,958   5,435,095        0.1%
#*  Hutchinson Technology, Inc.                                  15,121      55,192        0.0%
    IAC/InterActiveCorp                                          74,565   3,455,342        0.1%
*   ID Systems, Inc.                                              4,988      25,838        0.0%
*   IEC Electronics Corp.                                         4,588      19,224        0.0%
*   II-VI, Inc.                                                  43,171     900,979        0.0%
*   Imation Corp.                                                24,504      38,471        0.0%
*   Immersion Corp.                                              13,356      97,632        0.0%
#*  Infinera Corp.                                               64,074     761,840        0.0%
    Ingram Micro, Inc. Class A                                  116,673   4,077,721        0.1%
*   Innodata, Inc.                                               15,241      34,597        0.0%
*   Inphi Corp.                                                  13,373     396,777        0.0%
*   Insight Enterprises, Inc.                                    35,050     866,085        0.0%
*   Integrated Device Technology, Inc.                          100,218   1,932,203        0.0%
    Intel Corp.                                               1,810,035  54,807,860        1.0%
#   InterDigital, Inc.                                           41,337   2,355,382        0.1%
*   Internap Corp.                                               59,193     134,960        0.0%
    International Business Machines Corp.                        72,831  10,628,956        0.2%
    Intersil Corp. Class A                                       91,361   1,068,010        0.0%
*   Intevac, Inc.                                                12,535      60,920        0.0%
*   IntraLinks Holdings, Inc.                                    45,601     406,305        0.0%
*   IntriCon Corp.                                                3,283      19,665        0.0%
    Intuit, Inc.                                                 19,574   1,974,821        0.0%
#*  Inuvo, Inc.                                                  32,403      57,677        0.0%
#*  InvenSense, Inc.                                              5,985      45,965        0.0%
#*  IPG Photonics Corp.                                          38,485   3,335,495        0.1%
*   Iteris, Inc.                                                  3,900       9,672        0.0%
*   Itron, Inc.                                                  28,013   1,151,895        0.0%
*   Ixia                                                         58,625     593,285        0.0%
    IXYS Corp.                                                   28,558     308,426        0.0%
    j2 Global, Inc.                                              37,435   2,377,871        0.1%
    Jabil Circuit, Inc.                                         224,302   3,893,883        0.1%
    Jack Henry & Associates, Inc.                                43,188   3,499,524        0.1%
    Juniper Networks, Inc.                                      118,865   2,781,441        0.1%
*   Kemet Corp.                                                   9,746      22,611        0.0%
*   Key Tronic Corp.                                              5,745      40,962        0.0%
*   Keysight Technologies, Inc.                                 128,800   3,359,104        0.1%
*   Kimball Electronics, Inc.                                    16,164     176,834        0.0%
    KLA-Tencor Corp.                                             47,962   3,354,462        0.1%
*   Knowles Corp.                                                23,178     309,890        0.0%
#*  Kopin Corp.                                                  50,150      83,249        0.0%
*   Kulicke & Soffa Industries, Inc.                             56,200     602,464        0.0%
*   KVH Industries, Inc.                                         15,137     147,737        0.0%
    Lam Research Corp.                                           53,326   4,074,106        0.1%
#*  Lattice Semiconductor Corp.                                 110,855     617,462        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE+     ASSETS**
                                                              --------- ----------- ----------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                        55,925 $ 2,774,439        0.1%
    Lexmark International, Inc. Class A                          58,035   2,240,151        0.1%
*   Limelight Networks, Inc.                                     34,393      60,188        0.0%
    Linear Technology Corp.                                      36,065   1,604,171        0.0%
*   LinkedIn Corp. Class A                                          540      67,667        0.0%
*   Lionbridge Technologies, Inc.                                70,898     353,781        0.0%
*   Liquidity Services, Inc.                                     14,160      79,013        0.0%
    Littelfuse, Inc.                                             16,057   1,870,319        0.0%
*   Lumentum Holdings, Inc.                                      28,910     731,423        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  34,321   1,403,386        0.0%
#*  Magnachip Semiconductor Corp.                                22,727     117,271        0.0%
#*  Manhattan Associates, Inc.                                   52,380   3,171,085        0.1%
    ManTech International Corp. Class A                          24,633     832,595        0.0%
    Marchex, Inc. Class B                                        23,549     100,083        0.0%
*   Marin Software, Inc.                                          2,028       5,192        0.0%
    Marvell Technology Group, Ltd.                              199,476   1,990,770        0.0%
    MasterCard, Inc. Class A                                     76,191   7,389,765        0.1%
#*  Mattersight Corp.                                             2,980      11,771        0.0%
*   Mattson Technology, Inc.                                     51,736     188,836        0.0%
    Maxim Integrated Products, Inc.                              86,501   3,089,816        0.1%
    MAXIMUS, Inc.                                                60,433   3,196,906        0.1%
#*  MaxLinear, Inc. Class A                                      19,090     319,757        0.0%
*   Maxwell Technologies, Inc.                                   16,511     106,001        0.0%
*   MeetMe, Inc.                                                 16,821      57,528        0.0%
    Mentor Graphics Corp.                                       101,647   2,028,874        0.0%
#   Mesa Laboratories, Inc.                                       3,334     336,001        0.0%
    Methode Electronics, Inc.                                    33,171     986,174        0.0%
#   Microchip Technology, Inc.                                   73,983   3,594,834        0.1%
*   Micron Technology, Inc.                                     396,174   4,258,870        0.1%
*   Microsemi Corp.                                              85,890   2,902,223        0.1%
    Microsoft Corp.                                           1,187,445  59,217,882        1.0%
*   MicroStrategy, Inc. Class A                                   7,275   1,304,553        0.0%
    MKS Instruments, Inc.                                        54,977   1,971,475        0.0%
    MOCON, Inc.                                                   3,290      48,692        0.0%
#*  ModusLink Global Solutions, Inc.                             53,705      78,409        0.0%
*   MoneyGram International, Inc.                                32,790     201,658        0.0%
    Monolithic Power Systems, Inc.                               24,423   1,524,484        0.0%
    Monotype Imaging Holdings, Inc.                              25,515     562,095        0.0%
*   Monster Worldwide, Inc.                                      76,358     244,346        0.0%
*   MoSys, Inc.                                                  23,042      11,062        0.0%
    Motorola Solutions, Inc.                                     35,174   2,644,733        0.1%
    MTS Systems Corp.                                            14,040     789,329        0.0%
*   Multi-Fineline Electronix, Inc.                              23,466     539,718        0.0%
*   Nanometrics, Inc.                                            19,081     340,787        0.0%
*   NAPCO Security Technologies, Inc.                             7,089      41,967        0.0%
#   National Instruments Corp.                                   66,945   1,845,674        0.0%
    NCI, Inc. Class A                                             5,252      75,944        0.0%
*   NCR Corp.                                                    91,724   2,668,251        0.1%
*   NeoPhotonics Corp.                                           35,558     426,340        0.0%
#   NetApp, Inc.                                                117,410   2,775,572        0.1%
*   NETGEAR, Inc.                                                29,261   1,240,666        0.0%
#*  NetScout Systems, Inc.                                       30,610     681,379        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
#*  NetSuite, Inc.                                              5,504 $   446,044        0.0%
#*  NeuStar, Inc. Class A                                      20,843     489,602        0.0%
*   Newport Corp.                                              32,028     736,324        0.0%
    NIC, Inc.                                                  40,159     711,216        0.0%
#*  Novatel Wireless, Inc.                                     20,282      31,031        0.0%
*   Nuance Communications, Inc.                               216,331   3,716,567        0.1%
#*  Numerex Corp. Class A                                       7,077      54,351        0.0%
    NVE Corp.                                                   2,228     127,843        0.0%
#   NVIDIA Corp.                                              162,000   5,755,860        0.1%
#*  Oclaro, Inc.                                                2,852      14,403        0.0%
*   ON Semiconductor Corp.                                    440,330   4,169,925        0.1%
*   Onvia, Inc.                                                   521       1,855        0.0%
    Optical Cable Corp.                                         2,727       6,845        0.0%
    Oracle Corp.                                              475,083  18,936,808        0.3%
*   OSI Systems, Inc.                                          15,123     769,609        0.0%
#*  Palo Alto Networks, Inc.                                    5,171     780,149        0.0%
*   PAR Technology Corp.                                        8,391      53,618        0.0%
    Park Electrochemical Corp.                                 17,676     288,296        0.0%
#   Paychex, Inc.                                              62,809   3,273,605        0.1%
#*  Paycom Software, Inc.                                      29,870   1,141,333        0.0%
*   PayPal Holdings, Inc.                                     111,862   4,382,753        0.1%
    PC Connection, Inc.                                        17,950     426,671        0.0%
    PC-Tel, Inc.                                               14,847      66,515        0.0%
*   PCM, Inc.                                                   6,559      62,901        0.0%
*   PDF Solutions, Inc.                                        23,287     313,210        0.0%
    Pegasystems, Inc.                                          53,784   1,419,360        0.0%
#*  Perceptron, Inc.                                            9,758      44,984        0.0%
*   Perficient, Inc.                                           26,435     551,963        0.0%
*   PFSweb, Inc.                                               17,329     244,339        0.0%
*   Photronics, Inc.                                           50,899     538,511        0.0%
*   Planet Payment, Inc.                                       45,526     182,559        0.0%
    Plantronics, Inc.                                          30,422   1,169,726        0.0%
*   Plexus Corp.                                               31,269   1,305,793        0.0%
*   Polycom, Inc.                                             129,393   1,546,246        0.0%
    Power Integrations, Inc.                                   18,346     885,194        0.0%
*   PRGX Global, Inc.                                          15,202      73,578        0.0%
*   Progress Software Corp.                                    37,131     947,583        0.0%
*   PTC, Inc.                                                  51,441   1,875,539        0.0%
#   QAD, Inc. Class A                                           9,685     189,923        0.0%
    QAD, Inc. Class B                                           1,920      31,238        0.0%
*   QLogic Corp.                                               87,595   1,146,619        0.0%
*   Qorvo, Inc.                                                79,280   3,569,978        0.1%
    QUALCOMM, Inc.                                            333,873  16,867,264        0.3%
*   Qualys, Inc.                                                9,880     248,778        0.0%
*   QuinStreet, Inc.                                           11,598      40,825        0.0%
*   Qumu Corp.                                                  3,708      18,429        0.0%
#*  Rackspace Hosting, Inc.                                    97,873   2,238,356        0.1%
*   Radisys Corp.                                              30,504     136,048        0.0%
#*  Rambus, Inc.                                               88,384   1,027,022        0.0%
*   RealNetworks, Inc.                                         68,817     313,806        0.0%
*   RealPage, Inc.                                              4,895     107,641        0.0%
*   Red Hat, Inc.                                              18,723   1,373,707        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
    Reis, Inc.                                                  9,884 $  248,780        0.0%
*   Relm Wireless Corp.                                           766      3,815        0.0%
    RF Industries, Ltd.                                         3,883     10,018        0.0%
    Richardson Electronics, Ltd.                                8,608     44,762        0.0%
*   Rightside Group, Ltd.                                       2,793     25,249        0.0%
*   Rofin-Sinar Technologies, Inc.                             25,258    813,055        0.0%
*   Rogers Corp.                                               11,783    675,873        0.0%
*   Rosetta Stone, Inc.                                         7,639     60,730        0.0%
*   Rovi Corp.                                                 82,577  1,455,007        0.0%
*   Rubicon Project, Inc. (The)                                 1,350     26,150        0.0%
*   Ruckus Wireless, Inc.                                      29,828    409,837        0.0%
*   Rudolph Technologies, Inc.                                 40,213    557,754        0.0%
    Sabre Corp.                                                33,600    972,720        0.0%
*   salesforce.com, Inc.                                       27,620  2,093,596        0.0%
    SanDisk Corp.                                              57,050  4,286,166        0.1%
*   Sanmina Corp.                                              77,408  1,830,699        0.0%
*   ScanSource, Inc.                                           26,693  1,085,871        0.0%
    Science Applications International Corp.                   47,695  2,532,128        0.1%
*   SciQuest, Inc.                                              3,608     49,863        0.0%
*   Seachange International, Inc.                              45,630    170,200        0.0%
#   Seagate Technology P.L.C.                                  60,324  1,313,253        0.0%
*   Semtech Corp.                                              36,495    789,752        0.0%
#*  ServiceNow, Inc.                                            8,113    579,917        0.0%
*   ShoreTel, Inc.                                             56,096    343,308        0.0%
*   Sigma Designs, Inc.                                        38,885    246,142        0.0%
#*  Silicon Graphics International Corp.                        7,681     34,411        0.0%
*   Silicon Laboratories, Inc.                                 29,186  1,365,905        0.0%
#*  Silver Spring Networks, Inc.                               19,925    279,946        0.0%
#   Skyworks Solutions, Inc.                                   88,647  5,923,393        0.1%
*   SMTC Corp.                                                  8,334     13,418        0.0%
*   Sonus Networks, Inc.                                       65,282    539,229        0.0%
#*  Splunk, Inc.                                                8,185    425,456        0.0%
#   SS&C Technologies Holdings, Inc.                           41,766  2,553,991        0.1%
#*  Stamps.com, Inc.                                           10,182    838,590        0.0%
*   StarTek, Inc.                                               7,712     31,619        0.0%
#*  SunPower Corp.                                             90,286  1,818,360        0.0%
#*  Super Micro Computer, Inc.                                 39,586  1,065,259        0.0%
*   Support.com, Inc.                                          26,618     22,891        0.0%
*   Sykes Enterprises, Inc.                                    39,586  1,153,932        0.0%
    Symantec Corp.                                            278,539  4,636,282        0.1%
#*  Synaptics, Inc.                                            29,085  2,081,032        0.0%
#*  Synchronoss Technologies, Inc.                             28,710    892,020        0.0%
    SYNNEX Corp.                                               38,177  3,152,275        0.1%
*   Synopsys, Inc.                                             56,600  2,689,632        0.1%
*   Syntel, Inc.                                               47,479  2,019,282        0.0%
*   Systemax, Inc.                                             21,834    197,598        0.0%
#*  Tableau Software, Inc. Class A                              2,969    153,497        0.0%
#*  Take-Two Interactive Software, Inc.                       112,651  3,850,411        0.1%
#*  Tangoe, Inc.                                                4,628     40,819        0.0%
    TE Connectivity, Ltd.                                     106,361  6,326,352        0.1%
*   Tech Data Corp.                                            35,034  2,406,485        0.1%
*   TechTarget, Inc.                                            8,856     68,723        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Telenav, Inc.                                              33,117 $   188,767        0.0%
    TeleTech Holdings, Inc.                                    50,289   1,397,531        0.0%
#*  Teradata Corp.                                             60,189   1,522,782        0.0%
    Teradyne, Inc.                                            174,947   3,308,248        0.1%
    Tessco Technologies, Inc.                                   6,720     111,418        0.0%
    Tessera Technologies, Inc.                                 59,182   1,699,707        0.0%
    Texas Instruments, Inc.                                   105,315   6,007,168        0.1%
*   TiVo, Inc.                                                 87,716     875,406        0.0%
    Total System Services, Inc.                               117,798   6,024,190        0.1%
    TransAct Technologies, Inc.                                 6,652      57,939        0.0%
    Travelport Worldwide, Ltd.                                 45,437     633,846        0.0%
*   Travelzoo, Inc.                                             6,908      52,708        0.0%
*   Tremor Video, Inc.                                         12,246      24,614        0.0%
#*  Trimble Navigation, Ltd.                                   82,198   1,968,642        0.0%
#*  TrueCar, Inc.                                               3,548      24,268        0.0%
*   TTM Technologies, Inc.                                     78,635     512,700        0.0%
#*  Twitter, Inc.                                              11,000     160,820        0.0%
#*  Tyler Technologies, Inc.                                   17,033   2,493,802        0.1%
#*  Ubiquiti Networks, Inc.                                    25,292     900,901        0.0%
#*  Ultimate Software Group, Inc. (The)                         6,315   1,241,466        0.0%
*   Ultra Clean Holdings, Inc.                                 13,820      78,636        0.0%
*   Ultratech, Inc.                                            34,190     741,581        0.0%
#*  Unisys Corp.                                               12,062      92,998        0.0%
*   United Online, Inc.                                         9,323     100,968        0.0%
#*  Universal Display Corp.                                    14,522     846,778        0.0%
*   Vantiv, Inc. Class A                                       62,995   3,435,747        0.1%
*   VASCO Data Security International, Inc.                     7,646     132,505        0.0%
#*  Veeco Instruments, Inc.                                    30,127     554,638        0.0%
#*  VeriFone Systems, Inc.                                     85,972   2,446,763        0.1%
*   Verint Systems, Inc.                                       23,260     787,118        0.0%
#*  VeriSign, Inc.                                             14,100   1,218,240        0.0%
#*  ViaSat, Inc.                                               36,873   2,828,159        0.1%
#*  Viavi Solutions, Inc.                                     144,553     941,040        0.0%
*   Virtusa Corp.                                              21,489     763,719        0.0%
#   Visa, Inc. Class A                                        285,324  22,038,426        0.4%
#   Vishay Intertechnology, Inc.                              131,644   1,600,791        0.0%
*   Vishay Precision Group, Inc.                               10,529     157,514        0.0%
#*  VMware, Inc. Class A                                        3,400     193,494        0.0%
    Wayside Technology Group, Inc.                              3,335      55,028        0.0%
*   Web.com Group, Inc.                                        66,571   1,330,754        0.0%
#*  WebMD Health Corp.                                         21,671   1,359,639        0.0%
*   Westell Technologies, Inc. Class A                         24,316      29,666        0.0%
    Western Digital Corp.                                      69,975   2,859,528        0.1%
#   Western Union Co. (The)                                    87,164   1,743,280        0.0%
#*  WEX, Inc.                                                  34,469   3,256,976        0.1%
#*  Workday, Inc. Class A                                       5,920     443,882        0.0%
*   Xcerra Corp.                                               31,669     186,847        0.0%
    Xerox Corp.                                               539,868   5,182,733        0.1%
    Xilinx, Inc.                                               95,771   4,125,815        0.1%
*   XO Group, Inc.                                             21,840     385,694        0.0%
*   Xura, Inc.                                                  1,174      26,286        0.0%
*   Yahoo!, Inc.                                              128,089   4,688,057        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Information Technology -- (Continued)
*   YuMe, Inc.                                                  3,900 $     14,664        0.0%
#*  Zebra Technologies Corp. Class A                           33,076    2,069,235        0.0%
#*  Zillow Group, Inc. Class A                                 39,905      998,423        0.0%
#*  Zillow Group, Inc. Class C                                  4,740      113,950        0.0%
*   Zix Corp.                                                  54,239      202,311        0.0%
#*  Zynga, Inc. Class A                                       759,326    1,807,196        0.0%
                                                                      ------------       ----
Total Information Technology                                           966,206,201       16.6%
                                                                      ------------       ----
Materials -- (4.2%)
    A Schulman, Inc.                                           27,726      773,278        0.0%
    AEP Industries, Inc.                                        7,661      472,147        0.0%
    Air Products & Chemicals, Inc.                             24,398    3,559,424        0.1%
    Airgas, Inc.                                               39,801    5,669,254        0.1%
#*  AK Steel Holding Corp.                                     65,275      305,487        0.0%
#   Albemarle Corp.                                            53,480    3,538,237        0.1%
    Alcoa, Inc.                                               487,396    5,444,213        0.1%
    Allegheny Technologies, Inc.                               42,356      692,097        0.0%
    American Vanguard Corp.                                    35,089      580,723        0.0%
    Ampco-Pittsburgh Corp.                                      4,586       87,547        0.0%
    AptarGroup, Inc.                                           59,468    4,519,568        0.1%
    Ashland, Inc.                                              34,927    3,897,853        0.1%
    Avery Dennison Corp.                                       79,803    5,794,496        0.1%
*   Axalta Coating Systems, Ltd.                               41,372    1,177,861        0.0%
    Axiall Corp.                                               26,756      630,104        0.0%
    Balchem Corp.                                              30,850    1,892,956        0.0%
#   Ball Corp.                                                 22,000    1,570,360        0.0%
    Bemis Co., Inc.                                            93,726    4,703,171        0.1%
*   Berry Plastics Group, Inc.                                 46,212    1,664,556        0.0%
*   Boise Cascade Co.                                          36,485      761,442        0.0%
    Cabot Corp.                                                45,643    2,226,922        0.0%
    Calgon Carbon Corp.                                        44,206      724,536        0.0%
#   Carpenter Technology Corp.                                 43,631    1,544,974        0.0%
    Celanese Corp. Series A                                    75,964    5,370,655        0.1%
*   Century Aluminum Co.                                       51,669      455,721        0.0%
    CF Industries Holdings, Inc.                              150,930    4,991,255        0.1%
    Chase Corp.                                                 6,247      351,644        0.0%
#   Chemours Co. (The)                                         23,849      217,503        0.0%
*   Chemtura Corp.                                             69,113    1,924,797        0.0%
*   Clearwater Paper Corp.                                     15,320      915,217        0.0%
#*  Cliffs Natural Resources, Inc.                              7,973       42,018        0.0%
*   Coeur Mining, Inc.                                         67,205      544,360        0.0%
    Commercial Metals Co.                                     116,003    2,078,774        0.0%
#   Compass Minerals International, Inc.                       32,631    2,446,020        0.1%
#*  Contango ORE, Inc.                                            780       11,115        0.0%
*   Core Molding Technologies, Inc.                             6,178       72,468        0.0%
*   Crown Holdings, Inc.                                       25,266    1,338,087        0.0%
#   Deltic Timber Corp.                                         6,480      405,000        0.0%
    Domtar Corp.                                               59,241    2,289,072        0.0%
    Dow Chemical Co. (The)                                    290,047   15,259,373        0.3%
    Eagle Materials, Inc.                                      38,603    2,861,254        0.1%
    Eastman Chemical Co.                                       83,561    6,382,389        0.1%
#   Ecolab, Inc.                                               30,645    3,523,562        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Materials -- (Continued)
    EI du Pont de Nemours & Co.                                60,546 $3,990,587        0.1%
*   Ferro Corp.                                               109,934  1,400,559        0.0%
    Ferroglobe P.L.C.                                          51,291    522,655        0.0%
#*  Flotek Industries, Inc.                                    25,460    240,597        0.0%
#   FMC Corp.                                                  38,525  1,666,591        0.0%
#   Freeport-McMoRan, Inc.                                     47,711    667,954        0.0%
    Friedman Industries, Inc.                                   5,121     31,699        0.0%
    FutureFuel Corp.                                           39,578    444,857        0.0%
*   GCP Applied Technologies, Inc.                             16,004    354,169        0.0%
    Graphic Packaging Holding Co.                             374,545  4,973,958        0.1%
    Greif, Inc. Class A                                        22,561    782,867        0.0%
    Greif, Inc. Class B                                         9,628    443,755        0.0%
*   Handy & Harman, Ltd.                                        1,912     52,446        0.0%
#   Hawkins, Inc.                                               8,143    318,636        0.0%
    Haynes International, Inc.                                  8,308    311,799        0.0%
    HB Fuller Co.                                              43,369  1,939,462        0.0%
*   Headwaters, Inc.                                           53,542  1,071,375        0.0%
#   Hecla Mining Co.                                          194,031    836,274        0.0%
    Huntsman Corp.                                            235,705  3,709,997        0.1%
    Innophos Holdings, Inc.                                    18,488    683,316        0.0%
    Innospec, Inc.                                             20,460    989,446        0.0%
#   International Flavors & Fragrances, Inc.                   12,090  1,444,392        0.0%
    International Paper Co.                                   218,342  9,447,658        0.2%
    Kaiser Aluminum Corp.                                      12,565  1,191,539        0.0%
    KapStone Paper and Packaging Corp.                         74,743  1,187,666        0.0%
    KMG Chemicals, Inc.                                        10,148    240,406        0.0%
*   Koppers Holdings, Inc.                                     24,108    605,834        0.0%
*   Kraton Performance Polymers, Inc.                          31,598    717,591        0.0%
#   Kronos Worldwide, Inc.                                     30,976    205,990        0.0%
#*  Louisiana-Pacific Corp.                                   100,327  1,705,559        0.0%
#*  LSB Industries, Inc.                                       16,834    221,535        0.0%
    LyondellBasell Industries NV Class A                       55,933  4,623,981        0.1%
    Martin Marietta Materials, Inc.                            26,524  4,488,656        0.1%
    Materion Corp.                                             21,524    623,981        0.0%
    Mercer International, Inc.                                 59,531    500,060        0.0%
    Minerals Technologies, Inc.                                27,857  1,668,634        0.0%
    Monsanto Co.                                               37,757  3,537,076        0.1%
#   Mosaic Co. (The)                                          114,133  3,194,583        0.1%
    Myers Industries, Inc.                                     44,764    603,419        0.0%
    Neenah Paper, Inc.                                         20,562  1,338,381        0.0%
#   NewMarket Corp.                                             6,400  2,598,784        0.1%
    Newmont Mining Corp.                                      219,773  7,685,462        0.1%
*   Northern Technologies International Corp.                     929     13,610        0.0%
    Nucor Corp.                                               134,040  6,672,511        0.1%
#   Olin Corp.                                                259,683  5,658,493        0.1%
    Olympic Steel, Inc.                                        13,872    313,785        0.0%
*   OMNOVA Solutions, Inc.                                     40,851    292,085        0.0%
#*  Owens-Illinois, Inc.                                      156,245  2,884,283        0.1%
    Packaging Corp. of America                                 60,404  3,919,012        0.1%
    PH Glatfelter Co.                                          32,370    742,244        0.0%
#*  Platform Specialty Products Corp.                          38,722    398,837        0.0%
    PolyOne Corp.                                              82,487  2,967,882        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                                                OF NET
                                                                        SHARES      VALUE+     ASSETS**
                                                                       --------- ------------ ----------
Materials -- (Continued)
             PPG Industries, Inc.                                         21,580 $  2,382,216        0.0%
             Praxair, Inc.                                                32,224    3,785,031        0.1%
             Quaker Chemical Corp.                                        12,117    1,079,140        0.0%
             Rayonier Advanced Materials, Inc.                            15,816      162,114        0.0%
*            Real Industry, Inc.                                          10,927       96,595        0.0%
             Reliance Steel & Aluminum Co.                                64,377    4,761,967        0.1%
#*           Resolute Forest Products, Inc.                                4,347       25,256        0.0%
#            Royal Gold, Inc.                                             48,315    3,025,485        0.1%
             RPM International, Inc.                                      60,593    3,061,764        0.1%
             Schnitzer Steel Industries, Inc. Class A                     35,652      735,144        0.0%
             Schweitzer-Mauduit International, Inc.                       23,612      812,017        0.0%
             Scotts Miracle-Gro Co. (The) Class A                         31,859    2,254,980        0.0%
             Sealed Air Corp.                                             75,798    3,589,793        0.1%
             Sensient Technologies Corp.                                  34,767    2,338,081        0.0%
             Sherwin-Williams Co. (The)                                    8,800    2,528,328        0.1%
             Silgan Holdings, Inc.                                        51,834    2,630,057        0.1%
             Sonoco Products Co.                                          96,196    4,510,630        0.1%
#            Southern Copper Corp.                                        15,070      447,127        0.0%
             Steel Dynamics, Inc.                                        171,745    4,329,691        0.1%
             Stepan Co.                                                   16,878    1,034,453        0.0%
#*           Stillwater Mining Co.                                        85,772    1,046,418        0.0%
             SunCoke Energy, Inc.                                         20,403      151,594        0.0%
             Synalloy Corp.                                                4,403       37,293        0.0%
             TimkenSteel Corp.                                            28,643      364,912        0.0%
*            Trecora Resources                                            12,605      144,327        0.0%
             Tredegar Corp.                                               18,239      291,094        0.0%
             United States Lime & Minerals, Inc.                           3,741      200,405        0.0%
             United States Steel Corp.                                   114,536    2,188,783        0.0%
#*           Universal Stainless & Alloy Products, Inc.                    1,587       20,679        0.0%
#*           US Concrete, Inc.                                            18,545    1,145,339        0.0%
             Valspar Corp. (The)                                          39,280    4,190,783        0.1%
             Vulcan Materials Co.                                         38,638    4,158,608        0.1%
             Westlake Chemical Corp.                                      79,109    3,970,481        0.1%
             WestRock Co.                                                125,334    5,245,228        0.1%
             Worthington Industries, Inc.                                 47,138    1,779,459        0.0%
*            WR Grace & Co.                                               16,004    1,227,187        0.0%
                                                                                 ------------        ---
Total Materials                                                                   270,590,877        4.6%
                                                                                 ------------        ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                        12,557           --        0.0%
                                                                                 ------------        ---
Real Estate Investment Trusts -- (0.0%)
             Gaming and Leisure Properties, Inc.                          31,437    1,030,827        0.0%
                                                                                 ------------        ---
Telecommunication Services -- (2.5%)
#*           8x8, Inc.                                                    29,171      330,799        0.0%
*            Alaska Communications Systems Group, Inc.                    38,907       70,422        0.0%
             AT&T, Inc.                                                2,048,680   79,529,758        1.4%
             Atlantic Tele-Network, Inc.                                  11,603      834,372        0.0%
*            Boingo Wireless, Inc.                                        26,412      203,108        0.0%
             CenturyLink, Inc.                                           312,393    9,668,563        0.2%
*            Cincinnati Bell, Inc.                                       173,866      664,168        0.0%
#            Cogent Communications Holdings, Inc.                         31,995    1,238,207        0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Telecommunication Services -- (Continued)
#   Consolidated Communications Holdings, Inc.                 54,926 $  1,298,451        0.0%
#*  FairPoint Communications, Inc.                              9,880      131,009        0.0%
    Frontier Communications Corp.                             481,849    2,679,081        0.1%
*   General Communication, Inc. Class A                        48,048      812,011        0.0%
*   Hawaiian Telcom Holdco, Inc.                                1,676       38,598        0.0%
    IDT Corp. Class B                                          24,703      378,944        0.0%
    Inteliquent, Inc.                                          40,522      672,260        0.0%
#*  Intelsat SA                                                 3,235       12,778        0.0%
#*  Iridium Communications, Inc.                               44,017      355,217        0.0%
*   Level 3 Communications, Inc.                              109,831    5,739,768        0.1%
*   Lumos Networks Corp.                                       17,695      225,611        0.0%
#*  NTELOS Holdings Corp.                                      12,978      120,047        0.0%
#*  ORBCOMM, Inc.                                              62,757      621,922        0.0%
*   SBA Communications Corp. Class A                           21,982    2,265,025        0.0%
    Shenandoah Telecommunications Co.                          69,896    2,005,316        0.0%
    Spok Holdings, Inc.                                        19,485      331,050        0.0%
#*  Sprint Corp.                                              280,894      963,466        0.0%
#*  Straight Path Communications, Inc. Class B                  6,154      225,236        0.0%
*   T-Mobile US, Inc.                                          90,279    3,546,159        0.1%
    Telephone & Data Systems, Inc.                             99,964    2,955,936        0.1%
*   United States Cellular Corp.                               21,091      899,320        0.0%
    Verizon Communications, Inc.                              863,380   43,980,577        0.8%
*   Vonage Holdings Corp.                                     144,148      673,171        0.0%
#   Windstream Holdings, Inc.                                  52,701      457,445        0.0%
                                                                      ------------        ---
Total Telecommunication Services                                       163,927,795        2.8%
                                                                      ------------        ---
Utilities -- (2.0%)
    AES Corp.                                                 116,671    1,302,048        0.0%
    AGL Resources, Inc.                                        39,438    2,597,387        0.1%
    ALLETE, Inc.                                               23,303    1,309,396        0.0%
    Alliant Energy Corp.                                       16,746    1,180,928        0.0%
    Ameren Corp.                                               34,291    1,645,968        0.0%
    American Electric Power Co., Inc.                          34,200    2,171,700        0.1%
    American States Water Co.                                  24,284    1,012,400        0.0%
    American Water Works Co., Inc.                             25,436    1,850,723        0.0%
#   Aqua America, Inc.                                         60,722    1,922,459        0.1%
#   Artesian Resources Corp. Class A                            6,355      171,521        0.0%
    Atmos Energy Corp.                                         35,933    2,606,939        0.1%
#   Avangrid, Inc.                                             31,899    1,279,150        0.0%
    Avista Corp.                                               39,964    1,601,358        0.0%
#   Black Hills Corp.                                          23,088    1,398,902        0.0%
#   California Water Service Group                             31,808      888,397        0.0%
*   Calpine Corp.                                             310,153    4,894,214        0.1%
    CenterPoint Energy, Inc.                                   61,546    1,320,162        0.0%
    Chesapeake Utilities Corp.                                 10,263      610,854        0.0%
    CMS Energy Corp.                                           39,100    1,590,588        0.0%
    Connecticut Water Service, Inc.                            10,026      471,423        0.0%
#   Consolidated Edison, Inc.                                  36,546    2,726,332        0.1%
    Consolidated Water Co., Ltd.                                8,030      111,537        0.0%
    Delta Natural Gas Co., Inc.                                 2,958       75,725        0.0%
    Dominion Resources, Inc.                                   41,411    2,959,644        0.1%
    DTE Energy Co.                                             21,533    1,919,882        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Utilities -- (Continued)
#   Duke Energy Corp.                                          47,917 $3,774,901        0.1%
#*  Dynegy, Inc.                                               73,641  1,298,291        0.0%
    Edison International                                       20,476  1,447,858        0.0%
    El Paso Electric Co.                                       26,595  1,199,435        0.0%
    Empire District Electric Co. (The)                         26,321    886,228        0.0%
    Entergy Corp.                                              24,155  1,815,973        0.0%
    Eversource Energy                                          33,691  1,901,520        0.0%
    Exelon Corp.                                               37,836  1,327,665        0.0%
    FirstEnergy Corp.                                          39,376  1,283,264        0.0%
    Gas Natural, Inc.                                           5,877     42,902        0.0%
    Genie Energy, Ltd. Class B                                 12,764     94,071        0.0%
    Great Plains Energy, Inc.                                  57,324  1,790,229        0.0%
    Hawaiian Electric Industries, Inc.                         43,152  1,410,639        0.0%
    IDACORP, Inc.                                              27,260  1,982,620        0.1%
    ITC Holdings Corp.                                         57,978  2,555,090        0.1%
#   MDU Resources Group, Inc.                                  67,992  1,363,920        0.0%
    MGE Energy, Inc.                                           22,365  1,114,895        0.0%
#   Middlesex Water Co.                                        11,883    434,680        0.0%
#   National Fuel Gas Co.                                      25,196  1,398,378        0.0%
    New Jersey Resources Corp.                                 49,762  1,775,508        0.0%
    NextEra Energy, Inc.                                       32,270  3,794,307        0.1%
    NiSource, Inc.                                            106,538  2,419,478        0.1%
    Northwest Natural Gas Co.                                  18,058    930,709        0.0%
#   NorthWestern Corp.                                         23,729  1,348,756        0.0%
    NRG Energy, Inc.                                          240,614  3,633,271        0.1%
    NRG Yield, Inc. Class A                                    12,997    196,645        0.0%
    NRG Yield, Inc. Class C                                    25,101    406,134        0.0%
#   OGE Energy Corp.                                           61,233  1,811,884        0.0%
#   ONE Gas, Inc.                                              29,343  1,715,685        0.0%
    Ormat Technologies, Inc.                                   24,692  1,071,633        0.0%
#   Otter Tail Corp.                                           24,423    706,313        0.0%
#   Pattern Energy Group, Inc.                                 43,636    916,356        0.0%
    PG&E Corp.                                                 30,807  1,792,967        0.0%
    Piedmont Natural Gas Co., Inc.                             38,354  2,293,569        0.1%
    Pinnacle West Capital Corp.                                15,991  1,161,746        0.0%
#   PNM Resources, Inc.                                        48,335  1,531,253        0.0%
    Portland General Electric Co.                              46,304  1,839,195        0.0%
    PPL Corp.                                                  46,676  1,756,885        0.0%
    Public Service Enterprise Group, Inc.                      50,049  2,308,760        0.1%
    Questar Corp.                                              96,766  2,425,924        0.1%
    RGC Resources, Inc.                                           678     15,228        0.0%
#   SCANA Corp.                                                20,231  1,389,667        0.0%
    Sempra Energy                                              15,080  1,558,518        0.0%
    SJW Corp.                                                  14,096    485,043        0.0%
#   South Jersey Industries, Inc.                              49,199  1,373,144        0.0%
#   Southern Co. (The)                                         63,291  3,170,879        0.1%
    Southwest Gas Corp.                                        25,612  1,662,475        0.0%
    Spark Energy, Inc. Class A                                  2,328     60,016        0.0%
#   Spire, Inc.                                                23,955  1,532,162        0.0%
#*  Talen Energy Corp.                                          8,127     94,761        0.0%
    TECO Energy, Inc.                                          84,049  2,334,041        0.1%
    UGI Corp.                                                 135,135  5,437,832        0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                                                     OF NET
                                                                           SHARES       VALUE+      ASSETS**
                                                                         ---------- -------------- ----------
Utilities -- (Continued)
               Unitil Corp.                                                  12,123 $      479,101        0.0%
#              Vectren Corp.                                                 30,704      1,499,890        0.0%
#              WEC Energy Group, Inc.                                        42,285      2,461,410        0.1%
               Westar Energy, Inc.                                           30,202      1,558,725        0.0%
               WGL Holdings, Inc.                                            28,898      1,961,885        0.1%
               Xcel Energy, Inc.                                             56,192      2,249,366        0.1%
#              York Water Co. (The)                                           9,254        274,381        0.0%
                                                                                    --------------      -----
Total Utilities                                                                        132,177,698        2.3%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  5,747,981,386       98.6%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*     Community Health Systems, Inc. Contingent Value Rights       137,366            824        0.0%
(degrees)*     Dyax Corp. Contingent Value Rights                            15,216         16,890        0.0%
(degrees)*     Enterprise Bank & Trust Rights 5/27/16                         3,460            404        0.0%
(degrees)*     Furiex Pharmaceuticals Contingent Value Rights                 5,764             --        0.0%
(degrees)*     Leap Wireless International, Inc. Contingent Value Rights     42,008             --        0.0%
(degrees)#*    Safeway Casa Ley Contingent Value Rights                      95,306         96,726        0.0%
(degrees)*     Safeway PDC, LLC Contingent Value Rights                      95,306          4,651        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                      119,495        0.0%
                                                                                    --------------      -----

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)
                                                                         ----------
BONDS -- (0.0%)

Health Care -- (0.0%)
(z)(degrees)#  Catalyst Biosciences, Inc.                                    10,817         10,601        0.0%
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          5,748,111,482
                                                                                    --------------

                                                                           SHARES
                                                                         ----------
TEMPORARY CASH INVESTMENTS -- (1.1%)
               State Street Institutional Liquid Reserves, 0.455%        69,973,838     69,973,838        1.2%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@           DFA Short Term Investment Fund                            55,464,476    641,723,988       11.0%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,491,872,830)                                 $6,459,809,308      110.8%
                                                                                    ==============      =====

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  886,966,640 $     12,595   --    $  886,979,235
   Consumer Staples                   438,528,658           --   --       438,528,658
   Energy                             417,967,142           --   --       417,967,142
   Financials                         986,383,726           --   --       986,383,726
   Health Care                        652,218,886           --   --       652,218,886
   Industrials                        831,970,341           --   --       831,970,341
   Information Technology             966,206,201           --   --       966,206,201
   Materials                          270,590,877           --   --       270,590,877
   Other                                       --           --   --                --
   Real Estate Investment Trusts        1,030,827           --   --         1,030,827
   Telecommunication Services         163,927,795           --   --       163,927,795
   Utilities                          132,177,698           --   --       132,177,698
Rights/Warrants                                --      119,495   --           119,495
Bonds
   Health Care                                 --       10,601   --            10,601
Temporary Cash Investments             69,973,838           --   --        69,973,838
Securities Lending Collateral                  --  641,723,988   --       641,723,988
Futures Contracts**                     1,468,260           --   --         1,468,260
                                   -------------- ------------   --    --------------
TOTAL                              $5,819,410,889 $641,866,679   --    $6,461,277,568
                                   ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
COMMON STOCKS -- (97.1%)

AUSTRALIA -- (6.4%)
    Asciano, Ltd.                                             1,426,870 $  9,565,601        0.3%
    Aurizon Holdings, Ltd.                                    1,898,628    6,134,084        0.2%
    Australia & New Zealand Banking Group, Ltd.               1,315,827   24,119,007        0.8%
    Bank of Queensland, Ltd.                                     40,620      345,413        0.0%
    Bendigo and Adelaide Bank, Ltd.                             334,672    2,356,016        0.1%
    BHP Billiton, Ltd.                                        1,504,508   23,495,809        0.8%
    BHP Billiton, Ltd. Sponsored ADR                            563,499   17,660,059        0.6%
    Boral, Ltd.                                                 414,885    2,019,302        0.1%
    Fortescue Metals Group, Ltd.                              2,039,783    5,242,230        0.2%
    Harvey Norman Holdings, Ltd.                                 36,967      125,190        0.0%
    Incitec Pivot, Ltd.                                       1,222,475    2,970,773        0.1%
    Macquarie Group, Ltd.                                        64,627    3,095,956        0.1%
    National Australia Bank, Ltd.                                 9,486      194,615        0.0%
*   Newcrest Mining, Ltd.                                       996,921   14,536,722        0.5%
    Orica, Ltd.                                                 140,291    1,621,002        0.1%
    Origin Energy, Ltd.                                         757,096    3,111,287        0.1%
    QBE Insurance Group, Ltd.                                   689,410    5,802,509        0.2%
    Rio Tinto, Ltd.                                             389,098   15,182,012        0.5%
    Santos, Ltd.                                              1,551,618    5,589,698        0.2%
*   South32, Ltd.                                               949,273    1,187,197        0.0%
*   South32, Ltd. ADR                                           213,802    1,327,710        0.1%
    Star Entertainment Grp, Ltd. (The)                           61,041      260,643        0.0%
    Suncorp Group, Ltd.                                         855,713    8,093,481        0.3%
    Tatts Group, Ltd.                                           637,803    1,817,504        0.1%
    Treasury Wine Estates, Ltd.                                  45,965      323,651        0.0%
    Wesfarmers, Ltd.                                            301,186    9,752,616        0.3%
    Woodside Petroleum, Ltd.                                    967,135   20,706,357        0.7%
                                                                        ------------        ---
TOTAL AUSTRALIA                                                          186,636,444        6.4%
                                                                        ------------        ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                                          48,334    1,391,353        0.0%
    OMV AG                                                       53,961    1,623,689        0.1%
                                                                        ------------        ---
TOTAL AUSTRIA                                                              3,015,042        0.1%
                                                                        ------------        ---
BELGIUM -- (1.8%)
    Ageas                                                       217,008    8,527,708        0.3%
    Colruyt SA                                                   29,330    1,691,217        0.1%
    Delhaize Group                                               99,532   10,459,282        0.4%
    Delhaize Group Sponsored ADR                                 42,400    1,110,032        0.0%
    KBC Groep NV                                                197,642   11,119,738        0.4%
    Proximus SADP                                               101,179    3,410,117        0.1%
    Solvay SA                                                    87,295    8,843,914        0.3%
    UCB SA                                                       42,545    3,191,265        0.1%
    Umicore SA                                                   61,534    3,071,750        0.1%
                                                                        ------------        ---
TOTAL BELGIUM                                                             51,425,023        1.8%
                                                                        ------------        ---
CANADA -- (9.1%)
    Agnico Eagle Mines, Ltd.                                    131,232    6,195,463        0.2%
    AltaGas, Ltd.                                                 4,600      111,820        0.0%
    Bank of Montreal                                            534,159   34,805,800        1.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
CANADA -- (Continued)
    Barrick Gold Corp.                                          217,860 $  4,219,948        0.2%
*   BlackBerry, Ltd.(09228F103)                                  36,453      257,358        0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                   564,721    3,987,749        0.1%
    Cameco Corp.(13321L108)                                     303,793    3,800,450        0.1%
    Cameco Corp.(2166160)                                        55,352      692,617        0.0%
    Canadian Natural Resources, Ltd.(136385101)                 717,719   21,545,924        0.8%
    Canadian Natural Resources, Ltd.(2171573)                   440,539   13,229,863        0.5%
    Canadian Tire Corp., Ltd. Class A                            10,542    1,148,302        0.0%
    Cenovus Energy, Inc.                                        429,409    6,801,839        0.2%
    Crescent Point Energy Corp.(B67C8W8)                        197,496    3,327,541        0.1%
    Crescent Point Energy Corp.(22576C101)                      511,738    8,607,433        0.3%
*   Detour Gold Corp.                                            60,300    1,293,276        0.1%
    E-L Financial Corp., Ltd.                                       100       56,668        0.0%
    Eldorado Gold Corp.(284902103)                                9,235       38,879        0.0%
    Eldorado Gold Corp.(2307873)                                258,004    1,087,783        0.0%
    Empire Co., Ltd.                                            257,695    4,282,251        0.2%
    Enbridge Income Fund Holdings, Inc.                           7,687      177,609        0.0%
    Encana Corp.                                                614,295    4,705,500        0.2%
    Fairfax Financial Holdings, Ltd.                             15,909    8,526,981        0.3%
    Finning International, Inc.                                 185,458    3,296,177        0.1%
    First Quantum Minerals, Ltd.                                456,957    3,893,254        0.1%
    Genworth MI Canada, Inc.                                     35,586      921,203        0.0%
    Goldcorp, Inc.(380956409)                                   403,568    8,131,895        0.3%
    Goldcorp, Inc.(2676302)                                      88,894    1,791,058        0.1%
    Hudson's Bay Co.                                             26,231      348,715        0.0%
    Husky Energy, Inc.                                          472,269    5,950,887        0.2%
    Industrial Alliance Insurance & Financial Services, Inc.    113,014    3,756,024        0.1%
*   Kinross Gold Corp.                                        1,712,330    9,757,838        0.3%
*   Lundin Mining Corp.                                         144,871      569,231        0.0%
    Manulife Financial Corp.(2492519)                           982,780   14,490,659        0.5%
    Manulife Financial Corp.(56501R106)                         133,028    1,959,502        0.1%
    Maple Leaf Foods, Inc.                                       29,428      609,340        0.0%
#*  Pacific Exploration and Production Corp.                     32,827        6,237        0.0%
    Silver Wheaton Corp.                                        175,677    3,680,433        0.1%
    Sun Life Financial, Inc.(2566124)                           214,163    7,305,473        0.3%
    Sun Life Financial, Inc.(866796105)                          99,435    3,390,734        0.1%
    Suncor Energy, Inc.(867224107)                              498,567   14,642,913        0.5%
    Suncor Energy, Inc.(B3NB1P2)                              1,253,832   36,804,525        1.3%
    Teck Resources, Ltd. Class B(878742204)                     119,582    1,464,880        0.1%
    Teck Resources, Ltd. Class B(2879327)                        97,700    1,196,041        0.0%
*   Tourmaline Oil Corp.                                        209,376    4,829,315        0.2%
*   Turquoise Hill Resources, Ltd.                              360,794    1,078,327        0.0%
    WSP Global, Inc.                                             61,728    2,076,623        0.1%
    Yamana Gold, Inc.                                           454,891    2,255,059        0.1%
                                                                        ------------        ---
TOTAL CANADA                                                             263,107,397        9.1%
                                                                        ------------        ---
DENMARK -- (1.8%)
    AP Moeller - Maersk A.S. Class A                              2,605    3,549,114        0.1%
    AP Moeller - Maersk A.S. Class B                              5,274    7,423,184        0.3%
    Carlsberg A.S. Class B                                       59,928    5,841,920        0.2%
    Danske Bank A.S.                                            225,270    6,373,912        0.2%
    DSV A.S.                                                    111,752    4,704,551        0.2%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
DENMARK -- (Continued)
*   H Lundbeck A.S.                                              17,769 $    593,715        0.0%
    ISS A.S.                                                    110,961    4,214,811        0.2%
    Jyske Bank A.S.                                              12,306      503,617        0.0%
    Tryg A.S.                                                    12,648      238,994        0.0%
    Vestas Wind Systems A.S.                                    248,599   17,795,224        0.6%
                                                                        ------------        ---
TOTAL DENMARK                                                             51,239,042        1.8%
                                                                        ------------        ---
FINLAND -- (0.7%)
    Fortum Oyj                                                  284,659    4,291,666        0.1%
    Neste Oyj                                                    50,406    1,615,237        0.1%
#   Stora Enso Oyj Class R                                      605,613    5,294,930        0.2%
    UPM-Kymmene Oyj                                             496,247    9,499,195        0.3%
                                                                        ------------        ---
TOTAL FINLAND                                                             20,701,028        0.7%
                                                                        ------------        ---
FRANCE -- (9.4%)
    AXA SA                                                      493,310   12,455,880        0.4%
    AXA SA Sponsored ADR                                        375,815    9,515,636        0.3%
    BNP Paribas SA                                              339,459   17,977,388        0.6%
    Bollore SA(4572709)                                         488,065    1,932,832        0.1%
*   Bollore SA(BZ0G303)                                           2,718       10,594        0.0%
#   Bouygues SA                                                 185,628    6,194,210        0.2%
    Casino Guichard Perrachon SA                                 52,969    3,152,435        0.1%
    Cie de Saint-Gobain                                         606,622   27,796,956        1.0%
    Cie Generale des Etablissements Michelin                     74,433    7,774,530        0.3%
    CNP Assurances                                              222,683    3,794,571        0.1%
    Credit Agricole SA                                          275,871    3,053,546        0.1%
#   Electricite de France SA                                    188,405    2,706,790        0.1%
    Engie SA                                                  1,220,619   20,132,208        0.7%
    Natixis SA                                                  816,105    4,503,215        0.2%
    Orange SA                                                 1,778,494   29,547,759        1.0%
*   Peugeot SA                                                  601,409    9,692,397        0.3%
    Renault SA                                                  244,726   23,613,065        0.8%
    SCOR SE                                                     118,442    4,034,807        0.2%
    Societe Generale SA                                         670,289   26,373,968        0.9%
    STMicroelectronics NV                                       418,470    2,572,927        0.1%
    Total SA                                                  1,098,928   55,540,697        1.9%
                                                                        ------------        ---
TOTAL FRANCE                                                             272,376,411        9.4%
                                                                        ------------        ---
GERMANY -- (7.5%)
    Allianz SE                                                  217,369   36,980,523        1.3%
    Allianz SE Sponsored ADR                                    716,588   12,210,660        0.4%
    Bayerische Motoren Werke AG                                 291,133   26,933,749        0.9%
    Commerzbank AG                                              401,297    3,763,104        0.1%
    Daimler AG                                                  739,542   51,528,802        1.8%
    Deutsche Bank AG(5750355)                                    38,137      722,807        0.0%
#   Deutsche Bank AG(D18190898)                                 326,750    6,195,180        0.2%
    Deutsche Lufthansa AG                                       290,166    4,517,840        0.1%
    E.ON SE                                                   2,557,387   26,505,195        0.9%
    Fraport AG Frankfurt Airport Services Worldwide              36,156    2,191,874        0.1%
    Hannover Rueck SE                                            28,455    3,253,002        0.1%
    HeidelbergCement AG                                         121,611   10,828,406        0.4%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
GERMANY -- (Continued)
    K+S AG                                                           751 $     18,745        0.0%
    Metro AG                                                     198,704    6,339,388        0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                 57,757   10,737,351        0.4%
    Osram Licht AG                                                 5,820      303,914        0.0%
*   RWE AG                                                       351,375    5,264,508        0.2%
*   Talanx AG                                                     64,359    2,141,895        0.1%
    Telefonica Deutschland Holding AG                            455,234    2,316,211        0.1%
    Volkswagen AG                                                 28,585    4,564,924        0.2%
                                                                         ------------        ---
TOTAL GERMANY                                                             217,318,078        7.5%
                                                                         ------------        ---
HONG KONG -- (2.4%)
#   Bank of East Asia, Ltd. (The)                                111,984      405,557        0.0%
    Cathay Pacific Airways, Ltd.                               1,226,000    1,948,364        0.1%
    CK Hutchison Holdings, Ltd.                                  770,848    9,217,175        0.3%
    FIH Mobile, Ltd.                                           2,078,000      892,401        0.0%
    Guoco Group, Ltd.                                              6,000       66,064        0.0%
    Hang Lung Group, Ltd.                                        737,000    2,265,314        0.1%
    Hang Lung Properties, Ltd.                                 1,286,000    2,560,650        0.1%
    Henderson Land Development Co., Ltd.                          25,164      156,835        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       231,418      275,774        0.0%
    Hopewell Holdings, Ltd.                                      291,331      981,265        0.0%
    Kerry Properties, Ltd.                                       570,500    1,553,940        0.1%
    MTR Corp., Ltd.                                              523,686    2,592,431        0.1%
    New World Development Co., Ltd.                            7,173,603    7,143,427        0.3%
    NWS Holdings, Ltd.                                           694,744    1,057,060        0.0%
    Orient Overseas International, Ltd.                          120,548      458,154        0.0%
    Shangri-La Asia, Ltd.                                      1,380,000    1,687,645        0.1%
#   Sino Land Co., Ltd.                                        1,554,432    2,440,372        0.1%
    Sun Hung Kai Properties, Ltd.                              1,105,434   13,931,918        0.5%
    Swire Pacific, Ltd. Class A                                  644,500    6,987,787        0.2%
    Swire Pacific, Ltd. Class B                                  502,500      978,447        0.0%
#   Tsim Sha Tsui Properties, Ltd.                               259,630      692,999        0.0%
    Wharf Holdings, Ltd. (The)                                   959,000    5,177,275        0.2%
    Wheelock & Co., Ltd.                                       1,122,000    5,179,986        0.2%
    Yue Yuen Industrial Holdings, Ltd.                            74,500      271,840        0.0%
                                                                         ------------        ---
TOTAL HONG KONG                                                            68,922,680        2.4%
                                                                         ------------        ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           15,168,848    4,606,423        0.1%
    CRH P.L.C.                                                    34,724    1,010,569        0.0%
    CRH P.L.C. Sponsored ADR                                      64,305    1,871,918        0.1%
                                                                         ------------        ---
TOTAL IRELAND                                                               7,488,910        0.2%
                                                                         ------------        ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                            8,772      351,403        0.0%
    Bank Hapoalim BM                                             899,961    4,635,989        0.1%
*   Bank Leumi Le-Israel BM                                      850,665    3,161,335        0.1%
    Delek Group, Ltd.                                                355       62,399        0.0%
    Israel Chemicals, Ltd.                                       191,439      953,741        0.0%
    Mizrahi Tefahot Bank, Ltd.                                   128,980    1,500,196        0.1%
    Paz Oil Co., Ltd.                                                270       42,147        0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR           29,587 $ 1,611,012        0.1%
                                                                        -----------        ---
TOTAL ISRAEL                                                             12,318,222        0.4%
                                                                        -----------        ---
ITALY -- (1.2%)
    Eni SpA                                                     880,228  14,380,225        0.5%
    Mediobanca SpA                                              450,131   3,707,935        0.1%
*   Telecom Italia SpA Sponsored ADR                             97,948     955,972        0.1%
    UniCredit SpA                                             3,923,002  15,213,431        0.5%
    Unione di Banche Italiane SpA                               165,370     702,922        0.0%
    UnipolSai SpA                                                16,008      37,460        0.0%
                                                                        -----------        ---
TOTAL ITALY                                                              34,997,945        1.2%
                                                                        -----------        ---
JAPAN -- (19.6%)
    Aeon Co., Ltd.                                              844,200  12,650,674        0.4%
    Aisin Seiki Co., Ltd.                                       180,700   7,021,965        0.2%
    Alfresa Holdings Corp.                                       16,200     311,964        0.0%
    Amada Holdings Co., Ltd.                                    219,200   2,202,190        0.1%
    Aoyama Trading Co., Ltd.                                     13,400     499,613        0.0%
    Asahi Glass Co., Ltd.                                     1,052,000   6,160,986        0.2%
    Asahi Kasei Corp.                                         1,399,000   9,572,135        0.3%
    Bank of Kyoto, Ltd. (The)                                   148,000     992,736        0.0%
    Brother Industries, Ltd.                                    231,200   2,620,964        0.1%
    Canon Marketing Japan, Inc.                                  39,500     707,930        0.0%
    Chiba Bank, Ltd. (The)                                      395,000   1,994,758        0.1%
    Chugoku Bank, Ltd. (The)                                     91,100     941,741        0.0%
    Citizen Holdings Co., Ltd.                                  193,200   1,089,763        0.0%
    Coca-Cola East Japan Co., Ltd.                               18,900     346,265        0.0%
    Coca-Cola West Co., Ltd.                                     45,700   1,238,766        0.0%
    COMSYS Holdings Corp.                                        18,500     278,158        0.0%
*   Concordia Financial Group, Ltd.                             609,000   2,932,816        0.1%
    Cosmo Energy Holdings Co., Ltd.                               1,200      15,226        0.0%
    Dai Nippon Printing Co., Ltd.                               299,000   2,804,160        0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                     483,200   5,807,915        0.2%
    Daido Steel Co., Ltd.                                        56,000     189,215        0.0%
    Daihatsu Motor Co., Ltd.                                    218,800   2,919,897        0.1%
    Denka Co., Ltd.                                             234,000     985,037        0.0%
    DIC Corp.                                                   440,000   1,012,135        0.0%
    Ebara Corp.                                                 215,000     978,918        0.0%
    Fuji Electric Co., Ltd.                                     212,000     902,111        0.0%
    Fuji Media Holdings, Inc.                                    34,200     387,290        0.0%
    FUJIFILM Holdings Corp.                                     210,400   8,636,553        0.3%
    Fujitsu, Ltd.                                               605,000   2,113,929        0.1%
    Fukuoka Financial Group, Inc.                               394,000   1,346,886        0.1%
    Furukawa Electric Co., Ltd.                                  39,000      95,485        0.0%
    Glory, Ltd.                                                  42,500   1,391,929        0.1%
    Gunma Bank, Ltd. (The)                                      208,000     823,537        0.0%
    H2O Retailing Corp.                                          77,600   1,273,331        0.0%
    Hachijuni Bank, Ltd. (The)                                  217,000     948,689        0.0%
    Hankyu Hanshin Holdings, Inc.                               710,000   4,500,338        0.2%
    Hiroshima Bank, Ltd. (The)                                  196,000     709,583        0.0%
    Hitachi Capital Corp.                                        43,300     924,787        0.0%
    Hitachi Chemical Co., Ltd.                                   71,600   1,202,431        0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                ---------- ----------- ----------
JAPAN -- (Continued)
      Hitachi Construction Machinery Co., Ltd.                     116,500 $ 1,849,652        0.1%
      Hitachi High-Technologies Corp.                               37,335   1,010,197        0.0%
      Hitachi Metals, Ltd.                                          99,200   1,007,292        0.0%
      Hitachi Transport System, Ltd.                                15,585     261,182        0.0%
      Hitachi, Ltd.                                              3,419,000  15,666,629        0.5%
      Hokuhoku Financial Group, Inc.                               791,000     995,901        0.0%
      Honda Motor Co., Ltd.                                      1,200,200  32,388,320        1.1%
      Ibiden Co., Ltd.                                             144,200   1,814,691        0.1%
      Idemitsu Kosan Co., Ltd.                                      53,200   1,136,471        0.0%
      Iida Group Holdings Co., Ltd.                                 84,400   1,576,262        0.1%
      Isetan Mitsukoshi Holdings, Ltd.                             117,800   1,250,062        0.0%
      ITOCHU Corp.                                               1,171,200  14,884,314        0.5%
      Iyo Bank, Ltd. (The)                                         127,118     835,306        0.0%
      J Front Retailing Co., Ltd.                                  235,400   2,828,081        0.1%
      JFE Holdings, Inc.                                           505,100   7,088,239        0.3%
      Joyo Bank, Ltd. (The)                                        324,887   1,132,267        0.0%
      JSR Corp.                                                     82,800   1,135,036        0.0%
      JTEKT Corp.                                                   59,400     756,379        0.0%
      JX Holdings, Inc.                                          1,270,486   5,460,428        0.2%
      Kamigumi Co., Ltd.                                           136,000   1,219,353        0.0%
      Kaneka Corp.                                                 280,000   2,343,521        0.1%
      Kawasaki Kisen Kaisha, Ltd.                                   93,500     199,362        0.0%
      Kinden Corp.                                                  32,100     377,021        0.0%
      Kobe Steel, Ltd.                                           2,589,000   2,486,008        0.1%
      Komatsu, Ltd.                                                439,400   7,546,657        0.3%
      Konica Minolta, Inc.                                         612,400   5,285,972        0.2%
      Kuraray Co., Ltd.                                            369,700   4,687,070        0.2%
      Kyocera Corp.                                                 67,600   3,354,322        0.1%
      Kyocera Corp. Sponsored ADR                                      555      27,084        0.0%
      Kyushu Financial Group, Inc.                                 149,510     784,761        0.0%
      LIXIL Group Corp.                                            139,140   2,913,339        0.1%
      Marubeni Corp.                                             1,433,500   7,609,382        0.3%
      Mazda Motor Corp.                                            528,300   8,049,332        0.3%
      Medipal Holdings Corp.                                        57,000     901,809        0.0%
      Mitsubishi Chemical Holdings Corp.                         1,991,500  10,392,719        0.4%
      Mitsubishi Corp.                                             300,800   5,056,028        0.2%
      Mitsubishi Gas Chemical Co., Inc.                            294,000   1,612,241        0.1%
      Mitsubishi Heavy Industries, Ltd.                          2,055,000   7,304,724        0.3%
      Mitsubishi Logistics Corp.                                    42,000     574,185        0.0%
      Mitsubishi Materials Corp.                                 1,534,000   4,865,513        0.2%
      Mitsubishi UFJ Financial Group, Inc.                       4,974,134  22,954,694        0.8%
      Mitsubishi UFJ Financial Group, Inc. Sponsored ADR         1,691,580   7,781,268        0.3%
      Mitsubishi UFJ Lease & Finance Co., Ltd.                     514,400   2,241,830        0.1%
      Mitsui & Co., Ltd.                                           305,900   3,736,642        0.1%
      Mitsui & Co., Ltd. Sponsored ADR                               4,829   1,165,214        0.0%
      Mitsui Chemicals, Inc.                                       811,000   2,689,712        0.1%
      Mitsui OSK Lines, Ltd.                                       672,000   1,428,029        0.1%
      Mizuho Financial Group, Inc.                              17,491,900  26,218,807        0.9%
      MS&AD Insurance Group Holdings, Inc.                         118,391   3,126,881        0.1%
      NEC Corp.                                                  3,146,000   7,656,651        0.3%
      NHK Spring Co., Ltd.                                         142,300   1,252,511        0.0%
      Nikon Corp.                                                  147,600   2,151,624        0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                 SHARES     VALUE++    ASSETS**
                                                                --------- ----------- ----------
JAPAN -- (Continued)
      Nippo Corp.                                                  51,000 $   845,610        0.0%
      Nippon Electric Glass Co., Ltd.                             119,000     630,037        0.0%
      Nippon Express Co., Ltd.                                    870,000   3,970,175        0.1%
      Nippon Paper Industries Co., Ltd.                           114,700   2,204,035        0.1%
      Nippon Shokubai Co., Ltd.                                    22,100   1,144,688        0.0%
      Nippon Steel & Sumitomo Metal Corp.                         614,700  12,790,528        0.4%
      Nippon Yusen K.K.                                         2,155,000   4,221,694        0.2%
      Nissan Motor Co., Ltd.                                    1,904,600  16,901,463        0.6%
      Nisshinbo Holdings, Inc.                                    107,000   1,165,068        0.0%
      NOK Corp.                                                    94,200   1,561,245        0.1%
      Nomura Holdings, Inc.                                     1,657,500   7,042,322        0.2%
      Nomura Real Estate Holdings, Inc.                             6,300     115,134        0.0%
      NTN Corp.                                                   345,000   1,069,048        0.0%
      Obayashi Corp.                                               67,000     656,622        0.0%
      Oji Holdings Corp.                                        1,074,000   4,410,423        0.2%
      Otsuka Holdings Co., Ltd.                                    79,500   3,099,268        0.1%
      Resona Holdings, Inc.                                     2,038,000   7,204,867        0.3%
      Ricoh Co., Ltd.                                           1,023,200  10,427,348        0.4%
      Rohm Co., Ltd.                                               37,500   1,622,839        0.1%
      Sankyo Co., Ltd.                                              8,600     325,606        0.0%
      SBI Holdings, Inc.                                          196,500   2,034,505        0.1%
      Sega Sammy Holdings, Inc.                                    69,300     754,563        0.0%
      Seino Holdings Co., Ltd.                                     69,100     702,292        0.0%
      Sekisui Chemical Co., Ltd.                                   79,000     987,347        0.0%
      Sekisui House, Ltd.                                         497,400   8,636,521        0.3%
      Shinsei Bank, Ltd.                                        1,031,000   1,445,025        0.1%
      Shizuoka Bank, Ltd. (The)                                   303,000   2,245,746        0.1%
      Showa Shell Sekiyu K.K.                                     131,500   1,372,296        0.1%
      SKY Perfect JSAT Holdings, Inc.                             130,400     694,161        0.0%
      Sojitz Corp.                                                547,200   1,093,432        0.0%
      Sompo Japan Nipponkoa Holdings, Inc.                         79,000   2,074,225        0.1%
      Sony Corp.                                                   24,200     586,163        0.0%
      Sony Corp. Sponsored ADR                                    101,191   2,438,703        0.1%
      Sumitomo Chemical Co., Ltd.                               2,166,000   9,789,933        0.3%
      Sumitomo Corp.                                              268,400   2,837,594        0.1%
      Sumitomo Dainippon Pharma Co., Ltd.                          37,200     478,867        0.0%
      Sumitomo Electric Industries, Ltd.                          879,100  10,575,252        0.4%
      Sumitomo Forestry Co., Ltd.                                 147,900   1,707,548        0.1%
      Sumitomo Heavy Industries, Ltd.                             542,000   2,277,797        0.1%
      Sumitomo Metal Mining Co., Ltd.                             548,000   6,182,795        0.2%
      Sumitomo Mitsui Financial Group, Inc.                       942,227  28,353,202        1.0%
      Sumitomo Mitsui Trust Holdings, Inc.                      1,714,000   5,268,631        0.2%
      Sumitomo Rubber Industries, Ltd.                            186,600   2,840,714        0.1%
      Suzuken Co., Ltd.                                            23,400     801,874        0.0%
      T&D Holdings, Inc.                                          599,000   5,733,906        0.2%
      Taiheiyo Cement Corp.                                       316,000     836,140        0.0%
      Takashimaya Co., Ltd.                                       218,000   1,591,578        0.1%
      TDK Corp.                                                   170,900  10,000,013        0.4%
      Teijin, Ltd.                                              1,217,000   4,357,150        0.2%
      THK Co., Ltd.                                                80,000   1,589,032        0.1%
      Tokai Rika Co., Ltd.                                         45,200     836,908        0.0%
      Tokio Marine Holdings, Inc.                                  41,500   1,357,983        0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
JAPAN -- (Continued)
    Toppan Printing Co., Ltd.                                   173,000 $  1,479,215        0.1%
*   Toshiba Corp.                                               119,000      251,679        0.0%
    Tosoh Corp.                                                 583,000    2,664,759        0.1%
    Toyo Seikan Group Holdings, Ltd.                             66,700    1,314,974        0.1%
    Toyoda Gosei Co., Ltd.                                       64,100    1,181,929        0.0%
    Toyota Motor Corp.                                           22,900    1,160,794        0.0%
    Toyota Tsusho Corp.                                         278,500    6,303,669        0.2%
    Ube Industries, Ltd.                                        713,000    1,354,192        0.1%
    UNY Group Holdings Co., Ltd.                                 58,500      426,917        0.0%
    Wacoal Holdings Corp.                                        13,000      156,745        0.0%
    Yamada Denki Co., Ltd.                                      328,800    1,655,266        0.1%
    Yamaguchi Financial Group, Inc.                             107,000      994,544        0.0%
    Yokohama Rubber Co., Ltd. (The)                              89,400    1,498,757        0.1%
                                                                        ------------       ----
TOTAL JAPAN                                                              568,937,137       19.6%
                                                                        ------------       ----
NETHERLANDS -- (2.9%)
    Aegon NV                                                    844,535    4,855,513        0.2%
    Akzo Nobel NV                                                62,836    4,464,284        0.1%
    ArcelorMittal(B03XPL1)                                      877,484    4,953,506        0.2%
    ArcelorMittal(B295F26)                                      345,017    1,942,446        0.1%
    Boskalis Westminster                                         57,714    2,406,848        0.1%
    ING Groep NV                                              1,482,595   18,166,855        0.6%
    ING Groep NV Sponsored ADR                                  207,810    2,549,829        0.1%
    Koninklijke Ahold NV                                         11,770      256,288        0.0%
    Koninklijke DSM NV                                          216,445   13,284,648        0.4%
    Koninklijke KPN NV                                          439,387    1,726,638        0.1%
    Koninklijke Philips NV(5986622)                             772,920   21,238,737        0.7%
    Koninklijke Philips NV(500472303)                           193,313    5,318,041        0.2%
    NN Group NV                                                  80,972    2,810,743        0.1%
                                                                        ------------       ----
TOTAL NETHERLANDS                                                         83,974,376        2.9%
                                                                        ------------       ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                        209,687      899,496        0.0%
    Fletcher Building, Ltd.                                     312,376    1,815,897        0.1%
    Fonterra Co-operative Group, Ltd.                            15,118       61,291        0.0%
                                                                        ------------       ----
TOTAL NEW ZEALAND                                                          2,776,684        0.1%
                                                                        ------------       ----
NORWAY -- (0.7%)
#   DNB ASA                                                     484,090    6,194,618        0.2%
#   Norsk Hydro ASA                                             823,822    3,584,436        0.1%
    Statoil ASA                                                 324,947    5,719,487        0.2%
    Statoil ASA Sponsored ADR                                   181,129    3,186,059        0.1%
*   Storebrand ASA                                              135,512      573,925        0.0%
#*  Subsea 7 SA                                                  76,598      702,803        0.1%
    Yara International ASA                                       51,894    2,075,657        0.1%
                                                                        ------------       ----
TOTAL NORWAY                                                              22,036,985        0.8%
                                                                        ------------       ----
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                     865,680           --        0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
PORTUGAL -- (Continued)
    EDP Renovaveis SA                                           171,817 $ 1,339,377        0.0%
                                                                        -----------        ---
TOTAL PORTUGAL                                                            1,339,377        0.0%
                                                                        -----------        ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                          1,062,600   2,447,620        0.1%
    City Developments, Ltd.                                     352,100   2,177,868        0.1%
    DBS Group Holdings, Ltd.                                    430,205   4,866,081        0.2%
    Frasers Centrepoint, Ltd.                                   251,800     312,264        0.0%
    Golden Agri-Resources, Ltd.                               2,177,700     646,018        0.0%
    Hutchison Port Holdings Trust                             6,111,000   2,712,862        0.1%
    Keppel Corp., Ltd.                                        1,377,000   5,502,807        0.2%
    Olam International, Ltd.                                    457,800     560,761        0.0%
    SembCorp Industries, Ltd.                                   551,600   1,179,051        0.0%
    Singapore Airlines, Ltd.                                    496,600   4,239,217        0.2%
    United Industrial Corp., Ltd.                               363,702     783,129        0.0%
    UOL Group, Ltd.                                             195,707     891,196        0.0%
    Wilmar International, Ltd.                                  847,500   2,328,061        0.1%
                                                                        -----------        ---
TOTAL SINGAPORE                                                          28,646,935        1.0%
                                                                        -----------        ---
SPAIN -- (2.6%)
    Acciona SA                                                   11,675     936,936        0.0%
    Banco de Sabadell SA(B1X8QN2)                                87,010     166,719        0.0%
    Banco de Sabadell SA(BYXHFS8)                                 2,528       4,831        0.0%
    Banco Popular Espanol SA                                      4,040      11,016        0.0%
    Banco Santander SA                                        9,351,100  47,487,870        1.7%
    Banco Santander SA Sponsored ADR                              2,050      10,312        0.0%
    Iberdrola SA                                              2,276,023  16,202,413        0.6%
    Mapfre SA                                                    69,855     177,702        0.0%
    Repsol SA                                                   735,028   9,685,063        0.3%
                                                                        -----------        ---
TOTAL SPAIN                                                              74,682,862        2.6%
                                                                        -----------        ---
SWEDEN -- (2.7%)
    Boliden AB                                                  333,548   5,833,867        0.2%
    ICA Gruppen AB                                               11,896     391,128        0.0%
    Meda AB Class A                                             112,336   2,075,971        0.1%
#   Millicom International Cellular SA                            9,264     536,380        0.0%
    Nordea Bank AB                                              815,715   7,928,864        0.3%
    Skandinaviska Enskilda Banken AB Class A                  1,140,610  10,904,961        0.4%
    Skandinaviska Enskilda Banken AB Class C                      6,988      69,827        0.0%
    Svenska Cellulosa AB SCA Class A                              4,705     148,906        0.0%
    Svenska Cellulosa AB SCA Class B                            478,754  15,105,463        0.5%
    Svenska Handelsbanken AB Class A                            303,901   4,054,084        0.1%
    Swedbank AB Class A                                         220,748   4,765,686        0.2%
    Tele2 AB Class B                                            186,649   1,783,379        0.1%
    Telefonaktiebolaget LM Ericsson Class B                   1,939,774  15,716,839        0.5%
#   Telia Co AB                                               1,720,529   8,228,541        0.3%
                                                                        -----------        ---
TOTAL SWEDEN                                                             77,543,896        2.7%
                                                                        -----------        ---
SWITZERLAND -- (8.5%)
    ABB, Ltd.                                                 1,795,508  38,011,380        1.3%
    Adecco SA                                                   186,400  12,032,761        0.4%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
SWITZERLAND -- (Continued)
    Aryzta AG                                                      1,749 $     68,029        0.0%
    Baloise Holding AG                                            39,019    4,836,656        0.2%
    Cie Financiere Richemont SA                                  432,894   28,865,463        1.0%
    Clariant AG                                                  316,201    5,990,925        0.2%
    Credit Suisse Group AG                                       412,408    6,276,214        0.2%
    Credit Suisse Group AG Sponsored ADR                          64,829      986,049        0.0%
*   Dufry AG                                                       4,495      592,521        0.0%
    Helvetia Holding AG                                              500      269,295        0.0%
    Julius Baer Group, Ltd.                                      109,729    4,702,521        0.2%
    LafargeHolcim, Ltd.(7110753)                                 108,112    5,489,437        0.2%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                 123,917    6,245,359        0.2%
    Lonza Group AG                                                 6,256    1,043,427        0.0%
    Novartis AG                                                  374,729   28,517,704        1.0%
    Swatch Group AG (The)(7184736)                                37,913    2,536,611        0.1%
#   Swatch Group AG (The)(7184725)                                39,176   13,366,123        0.5%
    Swiss Life Holding AG                                         27,202    6,879,839        0.2%
    Swiss Re AG                                                  347,731   30,905,822        1.1%
    UBS Group AG(BRJL176)                                      1,169,374   20,271,623        0.7%
*   UBS Group AG(H42097107)                                      174,186    3,008,192        0.1%
    Zurich Insurance Group AG                                    111,445   25,006,499        0.9%
                                                                         ------------        ---
TOTAL SWITZERLAND                                                         245,902,450        8.5%
                                                                         ------------        ---
UNITED KINGDOM -- (18.0%)
    Anglo American P.L.C.                                        933,137   10,437,387        0.4%
    Antofagasta P.L.C.                                           253,211    1,793,306        0.1%
    Barclays P.L.C.                                            1,993,522    5,005,255        0.2%
    Barclays P.L.C. Sponsored ADR                              1,133,172   11,388,379        0.4%
    Barratt Developments P.L.C.                                  172,399    1,342,539        0.0%
    BHP Billiton P.L.C. ADR                                      115,552    3,185,769        0.1%
    BP P.L.C. Sponsored ADR                                    3,326,684  111,710,057        3.9%
    Carnival P.L.C.                                               29,025    1,447,733        0.1%
    Carnival P.L.C. ADR                                           65,355    3,303,695        0.1%
*   CYBG P.L.C.                                                    2,372        7,754        0.0%
    Glencore P.L.C.                                            7,129,744   17,039,506        0.6%
    HSBC Holdings P.L.C.                                       2,913,787   19,309,301        0.7%
    HSBC Holdings P.L.C. Sponsored ADR                         1,512,452   50,410,025        1.7%
    Investec P.L.C.                                               85,127      651,904        0.0%
    J Sainsbury P.L.C.                                         2,059,461    8,713,193        0.3%
    Kingfisher P.L.C.                                          2,177,337   11,600,252        0.4%
    Old Mutual P.L.C.                                          1,543,395    4,196,117        0.1%
    Pearson P.L.C.                                                19,164      225,819        0.0%
    Pearson P.L.C. Sponsored ADR                                  49,726      583,783        0.0%
*   Royal Bank of Scotland Group P.L.C.                          307,691    1,035,178        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR            477,776    3,234,544        0.1%
    Royal Dutch Shell P.L.C. Class A                             296,981    7,778,882        0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A            1,218,765   64,460,481        2.2%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B            1,146,218   61,150,730        2.1%
    Royal Mail P.L.C.                                            226,499    1,613,253        0.1%
    Standard Chartered P.L.C.                                  1,341,889   10,845,962        0.4%
    Vodafone Group P.L.C.                                     24,834,340   80,012,213        2.8%
    Vodafone Group P.L.C. Sponsored ADR                          741,273   24,269,266        0.8%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                                                    OF NET
                                                                          SHARES      VALUE++      ASSETS**
                                                                         --------- -------------- ----------
UNITED KINGDOM -- (Continued)
               WM Morrison Supermarkets P.L.C.                           1,512,386 $    4,231,791        0.1%
                                                                                   --------------      -----
TOTAL UNITED KINGDOM                                                                  520,984,074       18.0%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 2,816,370,998       97.2%
                                                                                   --------------      -----
PREFERRED STOCKS -- (1.0%)

GERMANY -- (1.0%)
               Bayerische Motoren Werke AG                                  31,486      2,506,893        0.1%
               Porsche Automobil Holding SE                                 67,121      3,749,597        0.1%
               Volkswagen AG                                               152,281     22,090,355        0.8%
                                                                                   --------------      -----
TOTAL GERMANY                                                                          28,346,845        1.0%
                                                                                   --------------      -----
TOTAL PREFERRED STOCKS                                                                 28,346,845        1.0%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES                                                         2,844,717,843
                                                                                   --------------

                                                                                      VALUE+
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(degrees)(S)@  DFA Short Term Investment Fund                            4,693,347     54,302,029        1.9%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,016,564,478)                                $2,899,019,872      100.1%
                                                                                   ==============      =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia                   $ 18,987,769 $  167,648,675   --    $  186,636,444
   Austria                               --      3,015,042   --         3,015,042
   Belgium                        1,110,032     50,314,991   --        51,425,023
   Canada                       263,101,160          6,237   --       263,107,397
   Denmark                               --     51,239,042   --        51,239,042
   Finland                               --     20,701,028   --        20,701,028
   France                         9,515,636    262,860,775   --       272,376,411
   Germany                       18,405,840    198,912,238   --       217,318,078
   Hong Kong                             --     68,922,680   --        68,922,680
   Ireland                        1,871,918      5,616,992   --         7,488,910
   Israel                         1,611,012     10,707,210   --        12,318,222
   Italy                            955,972     34,041,973   --        34,997,945
   Japan                         14,345,085    554,592,052   --       568,937,137
   Netherlands                    9,810,316     74,164,060   --        83,974,376
   New Zealand                           --      2,776,684   --         2,776,684
   Norway                         3,186,059     18,850,926   --        22,036,985
   Portugal                              --      1,339,377   --         1,339,377
   Singapore                             --     28,646,935   --        28,646,935
   Spain                             15,143     74,667,719   --        74,682,862
   Sweden                                --     77,543,896   --        77,543,896
   Switzerland                    3,994,241    241,908,209   --       245,902,450
   United Kingdom               333,704,483    187,279,591   --       520,984,074
Preferred Stocks
   Germany                               --     28,346,845   --        28,346,845
Securities Lending Collateral            --     54,302,029   --        54,302,029
Futures Contracts**                 824,853             --   --           824,853
                               ------------ --------------   --    --------------
TOTAL                          $681,439,519 $2,218,405,206   --    $2,899,844,725
                               ============ ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
COMMON STOCKS -- (96.8%)

AUSTRALIA -- (4.8%)
    Acrux, Ltd.                                                19,585 $    9,152        0.0%
    Adelaide Brighton, Ltd.                                   170,983    668,874        0.0%
    AGL Energy, Ltd.                                           33,912    469,728        0.0%
    Ainsworth Game Technology, Ltd.                            40,248     71,101        0.0%
    ALS, Ltd.                                                 116,513    411,155        0.0%
    Altium, Ltd.                                                4,668     21,726        0.0%
    Alumina, Ltd.                                             880,180    993,909        0.1%
    Alumina, Ltd. Sponsored ADR                                14,400     64,368        0.0%
    AMA Group, Ltd.                                            49,451     35,225        0.0%
    Amcor, Ltd.                                               147,315  1,717,529        0.1%
    AMP, Ltd.                                                 635,522  2,823,945        0.1%
    Ansell, Ltd.                                               37,002    558,480        0.0%
    AP Eagers, Ltd.                                            15,769    129,072        0.0%
    APA Group                                                 108,072    715,803        0.1%
*   APN News & Media, Ltd.                                    437,026    204,164        0.0%
    ARB Corp., Ltd.                                            11,535    140,770        0.0%
    Aristocrat Leisure, Ltd.                                   82,577    624,252        0.0%
*   Arrium, Ltd.                                              983,356     16,449        0.0%
    Asaleo Care, Ltd.                                          27,431     40,866        0.0%
    Asciano, Ltd.                                             206,634  1,385,255        0.1%
*   ASG Group, Ltd.                                            64,798     54,116        0.0%
    ASX, Ltd.                                                  12,044    398,677        0.0%
    AUB Group, Ltd.                                             7,864     51,965        0.0%
    Aurizon Holdings, Ltd.                                    423,734  1,368,999        0.1%
*   Ausdrill, Ltd.                                             76,045     27,073        0.0%
    AusNet Services                                           306,607    356,686        0.0%
    Austal, Ltd.                                               43,318     51,025        0.0%
    Australia & New Zealand Banking Group, Ltd.               235,249  4,312,096        0.2%
*   Australian Agricultural Co., Ltd.                         148,639    161,546        0.0%
    Australian Pharmaceutical Industries, Ltd.                112,013    166,390        0.0%
    Auswide Bank, Ltd.                                          1,410      5,521        0.0%
    Automotive Holdings Group, Ltd.                            86,438    256,553        0.0%
    Aveo Group                                                 71,930    186,245        0.0%
    AVJennings, Ltd.                                            8,932      3,632        0.0%
*   AWE, Ltd.                                                 272,850    142,368        0.0%
    Bank of Queensland, Ltd.                                  131,853  1,121,214        0.1%
    Beach Energy, Ltd.                                        678,423    376,766        0.0%
    Beadell Resources, Ltd.                                   320,143     76,326        0.0%
    Bega Cheese, Ltd.                                          15,864     73,912        0.0%
    Bellamy's Australia, Ltd.                                   5,102     38,916        0.0%
    Bendigo & Adelaide Bank, Ltd.                             178,938  1,259,683        0.1%
    BHP Billiton, Ltd.                                        328,023  5,122,715        0.2%
    BHP Billiton, Ltd. Sponsored ADR                           44,166  1,384,162        0.1%
*   Billabong International, Ltd.                              38,785     40,058        0.0%
    Blackmores, Ltd.                                            2,266    275,957        0.0%
    BlueScope Steel, Ltd.                                     224,573  1,096,444        0.1%
    Boral, Ltd.                                               293,351  1,427,779        0.1%
*   Bradken, Ltd.                                              54,874     37,735        0.0%
    Brambles, Ltd.                                             75,149    709,797        0.1%
    Breville Group, Ltd.                                       19,698    122,593        0.0%
    Brickworks, Ltd.                                           16,274    189,020        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
*   Broadspectrum, Ltd.                                       168,601 $  188,185        0.0%
    BT Investment Management, Ltd.                             18,036    134,746        0.0%
    Burson Group, Ltd.                                         14,784     55,760        0.0%
*   Buru Energy, Ltd.                                          92,278     13,629        0.0%
    Cabcharge Australia, Ltd.                                  41,051     99,975        0.0%
    Caltex Australia, Ltd.                                     22,574    554,037        0.0%
    Cardno, Ltd.                                               30,889     25,957        0.0%
    carsales.com, Ltd.                                         43,518    387,621        0.0%
    Cash Converters International, Ltd.                        96,321     35,788        0.0%
    Cedar Woods Properties, Ltd.                                7,144     23,096        0.0%
    Challenger, Ltd.                                          149,277  1,009,768        0.1%
    CIMIC Group, Ltd.                                           4,669    126,278        0.0%
    Cleanaway Waste Management, Ltd.                          582,104    347,611        0.0%
    Coca-Cola Amatil, Ltd.                                     71,839    468,030        0.0%
    Cochlear, Ltd.                                             10,902    891,743        0.1%
    Collins Foods, Ltd.                                        24,536     74,838        0.0%
    Commonwealth Bank of Australia                             63,713  3,556,906        0.2%
    Computershare, Ltd.                                        58,836    450,383        0.0%
    Corporate Travel Management, Ltd.                           8,432     90,916        0.0%
    Cover-More Group, Ltd.                                     46,116     48,792        0.0%
    Credit Corp. Group, Ltd.                                   19,040    145,921        0.0%
    Crown Resorts, Ltd.                                        13,523    120,681        0.0%
    CSG, Ltd.                                                  69,391     73,448        0.0%
    CSL, Ltd.                                                  29,062  2,315,900        0.1%
    CSR, Ltd.                                                 205,421    530,387        0.0%
    Data#3, Ltd.                                                8,941      6,927        0.0%
    Decmil Group, Ltd.                                         35,216     20,434        0.0%
    Domino's Pizza Enterprises, Ltd.                           11,496    538,433        0.0%
    Downer EDI, Ltd.                                          178,145    500,145        0.0%
    DUET Group                                                219,585    375,167        0.0%
    DuluxGroup, Ltd.                                           80,610    390,409        0.0%
    DWS, Ltd.                                                  11,284     10,212        0.0%
*   Elders, Ltd.                                               17,233     44,552        0.0%
*   Energy Resources of Australia, Ltd.                        55,774     14,608        0.0%
*   Energy World Corp., Ltd.                                  154,243     22,161        0.0%
    EQT Holdings, Ltd.                                            574      6,616        0.0%
    ERM Power, Ltd.                                            37,573     40,788        0.0%
    Event Hospitality and Entertainment, Ltd.                  22,951    261,419        0.0%
    Evolution Mining, Ltd.                                    295,364    446,201        0.0%
    Fairfax Media, Ltd.                                       809,424    486,511        0.0%
*   Fleetwood Corp., Ltd.                                      11,993     15,404        0.0%
    Flight Centre Travel Group, Ltd.                            9,755    290,460        0.0%
    Fortescue Metals Group, Ltd.                              489,173  1,257,172        0.1%
    G8 Education, Ltd.                                         86,247    256,725        0.0%
    GrainCorp, Ltd. Class A                                    69,247    429,240        0.0%
    Grange Resources, Ltd.                                    167,580     12,075        0.0%
    Greencross, Ltd.                                           24,393    131,273        0.0%
    GUD Holdings, Ltd.                                         12,181     78,660        0.0%
    GWA Group, Ltd.                                            59,547    104,042        0.0%
    Hansen Technologies, Ltd.                                  37,799     97,202        0.0%
    Harvey Norman Holdings, Ltd.                              140,826    476,912        0.0%
    Healthscope, Ltd.                                         176,925    364,376        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    HFA Holdings, Ltd.                                         13,456 $   23,346        0.0%
    Hills, Ltd.                                                49,659      8,287        0.0%
*   Horizon Oil, Ltd.                                         251,263     13,499        0.0%
    Iluka Resources, Ltd.                                      58,258    282,750        0.0%
*   Imdex, Ltd.                                                46,977      7,319        0.0%
    IMF Bentham, Ltd.                                          62,892     63,918        0.0%
    Incitec Pivot, Ltd.                                       376,532    915,022        0.1%
    Independence Group NL                                      95,206    219,981        0.0%
    Infomedia, Ltd.                                            91,828     41,068        0.0%
    Insurance Australia Group, Ltd.                           109,781    478,387        0.0%
    InvoCare, Ltd.                                             21,457    199,202        0.0%
    IOOF Holdings, Ltd.                                        57,776    390,731        0.0%
    IRESS, Ltd.                                                25,300    222,794        0.0%
    iSelect, Ltd.                                              57,728     50,125        0.0%
    iSentia Group, Ltd.                                        19,797     54,399        0.0%
    James Hardie Industries P.L.C.                             43,395    607,007        0.0%
    James Hardie Industries P.L.C. Sponsored ADR                6,180     86,644        0.0%
    JB Hi-Fi, Ltd.                                             20,325    338,132        0.0%
*   Kingsgate Consolidated, Ltd.                               46,498     16,167        0.0%
*   Lynas Corp., Ltd.                                         714,623     40,389        0.0%
    MACA, Ltd.                                                 26,145     21,928        0.0%
*   Macmahon Holdings, Ltd.                                   196,207     15,621        0.0%
    Macquarie Atlas Roads Group                                64,324    237,077        0.0%
    Macquarie Group, Ltd.                                      70,545  3,379,465        0.2%
    Magellan Financial Group, Ltd.                             21,332    346,043        0.0%
    MaxiTRANS Industries, Ltd.                                 33,340     13,132        0.0%
*   Mayne Pharma Group, Ltd.                                   73,005     77,032        0.0%
    McMillan Shakespeare, Ltd.                                 12,096    112,419        0.0%
    McPherson's, Ltd.                                           5,740      3,833        0.0%
    Medibank Pvt, Ltd.                                        350,542    834,250        0.1%
*   Medusa Mining, Ltd.                                        24,852     14,215        0.0%
    Melbourne IT, Ltd.                                         27,781     41,104        0.0%
*   Mesoblast, Ltd.                                            14,846     24,584        0.0%
    Metals X, Ltd.                                            105,919     82,837        0.0%
*   Metcash, Ltd.                                             356,049    474,010        0.0%
*   Mincor Resources NL                                        43,402      6,902        0.0%
*   Mineral Deposits, Ltd.                                     31,741      7,193        0.0%
    Mineral Resources, Ltd.                                    64,549    361,366        0.0%
    MMA Offshore, Ltd.                                          9,243      3,295        0.0%
    Monadelphous Group, Ltd.                                   34,048    196,061        0.0%
    Mortgage Choice, Ltd.                                      27,543     35,404        0.0%
*   Mount Gibson Iron, Ltd.                                   330,416     54,155        0.0%
    Myer Holdings, Ltd.                                       347,849    272,288        0.0%
    National Australia Bank, Ltd.                             197,650  4,054,993        0.2%
    Navitas, Ltd.                                              46,502    180,130        0.0%
*   NetComm Wireless, Ltd.                                     20,389     45,294        0.0%
    New Hope Corp., Ltd.                                       32,366     35,346        0.0%
*   Newcrest Mining, Ltd.                                     113,519  1,655,291        0.1%
    nib holdings, Ltd.                                         88,252    305,192        0.0%
    Nine Entertainment Co. Holdings, Ltd.                     201,170    171,966        0.0%
    Northern Star Resources, Ltd.                             135,385    402,675        0.0%
    Nufarm, Ltd.                                               54,958    291,880        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Oil Search, Ltd.                                          152,464 $  808,323        0.1%
    Orica, Ltd.                                               125,356  1,448,435        0.1%
    Origin Energy, Ltd.                                       165,757    681,179        0.0%
*   Orocobre, Ltd.                                             29,368     73,894        0.0%
    Orora, Ltd.                                               288,391    574,841        0.0%
    OZ Minerals, Ltd.                                          92,541    410,847        0.0%
    OzForex Group, Ltd.                                        23,995     39,228        0.0%
    Pacific Brands, Ltd.                                      322,529    278,736        0.0%
    Pacific Current Group, Ltd.                                 3,721     12,581        0.0%
    Pact Group Holdings, Ltd.                                  24,166     94,660        0.0%
*   Paladin Energy, Ltd.                                      836,713    167,338        0.0%
    Panoramic Resources, Ltd.                                  75,563      7,439        0.0%
    Patties Foods, Ltd.                                         1,438      1,315        0.0%
    Peet, Ltd.                                                 33,433     24,011        0.0%
    Perpetual, Ltd.                                             9,233    298,498        0.0%
*   Perseus Mining, Ltd.                                      127,012     55,895        0.0%
    Platinum Asset Management, Ltd.                            45,122    206,890        0.0%
    PMP, Ltd.                                                  73,062     30,822        0.0%
    Premier Investments, Ltd.                                  33,580    403,553        0.0%
    Primary Health Care, Ltd.                                 190,417    499,948        0.0%
*   Prime AET&D Holdings No.1, Ltd.                                 4         --        0.0%
    Prime Media Group, Ltd.                                    58,679     13,321        0.0%
    Programmed Maintenance Services, Ltd.                      76,459     84,862        0.0%
    Qantas Airways, Ltd.                                      334,671    816,005        0.1%
    QBE Insurance Group, Ltd.                                 123,848  1,042,383        0.1%
    Qube Holdings, Ltd.                                       233,082    439,199        0.0%
    Ramsay Health Care, Ltd.                                    8,906    437,960        0.0%
    RCG Corp., Ltd.                                             4,861      5,049        0.0%
    RCR Tomlinson, Ltd.                                        48,729     48,507        0.0%
    REA Group, Ltd.                                             4,246    163,364        0.0%
    Recall Holdings, Ltd.                                       5,744     37,123        0.0%
    Reckon, Ltd.                                                7,215      7,655        0.0%
    Reece, Ltd.                                                   591     16,192        0.0%
    Regis Healthcare, Ltd.                                      9,699     37,447        0.0%
    Regis Resources, Ltd.                                      79,059    175,832        0.0%
    Reject Shop, Ltd. (The)                                    10,302     97,015        0.0%
*   Resolute Mining, Ltd.                                     241,826    181,770        0.0%
    Retail Food Group, Ltd.                                    32,686    136,100        0.0%
    Ridley Corp., Ltd.                                         91,167     92,006        0.0%
    Rio Tinto, Ltd.                                            69,170  2,698,908        0.1%
    Ruralco Holdings, Ltd.                                      2,394      6,105        0.0%
    SAI Global, Ltd.                                           47,777    132,004        0.0%
*   Salmat, Ltd.                                               11,000      4,668        0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                        1,270        963        0.0%
    Sandfire Resources NL                                      64,530    288,525        0.0%
    Santos, Ltd.                                              207,653    748,069        0.1%
*   Saracen Mineral Holdings, Ltd.                            354,155    288,162        0.0%
    Seek, Ltd.                                                 56,971    705,010        0.1%
    Select Harvests, Ltd.                                      14,269     54,328        0.0%
*   Senex Energy, Ltd.                                        300,848     63,311        0.0%
    Servcorp, Ltd.                                              9,992     54,318        0.0%
    Seven Group Holdings, Ltd.                                 28,812    127,367        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Seven West Media, Ltd.                                    435,437 $  348,367        0.0%
    SG Fleet Group, Ltd.                                       11,694     30,541        0.0%
    Sigma Pharmaceuticals, Ltd.                               145,434    121,012        0.0%
    Silver Chef, Ltd.                                           7,279     54,535        0.0%
*   Silver Lake Resources, Ltd.                               254,382     72,297        0.0%
    Sims Metal Management, Ltd.                                67,033    479,377        0.0%
    Sirtex Medical, Ltd.                                       11,633    261,679        0.0%
#   Slater & Gordon, Ltd.                                     101,180     22,474        0.0%
    SMS Management & Technology, Ltd.                          19,539     27,992        0.0%
    Sonic Healthcare, Ltd.                                     46,422    681,216        0.0%
*   South32, Ltd.                                             746,413    933,492        0.1%
*   South32, Ltd. ADR                                          47,819    296,956        0.0%
    Southern Cross Media Group, Ltd.                          211,419    172,678        0.0%
    Spark Infrastructure Group                                281,030    440,608        0.0%
*   Specialty Fashion Group, Ltd.                               8,094      3,970        0.0%
    Spotless Group Holdings, Ltd.                              25,804     25,290        0.0%
*   St Barbara, Ltd.                                           97,768    173,973        0.0%
    Star Entertainment Grp, Ltd. (The)                        272,629  1,164,118        0.1%
    Steadfast Group, Ltd.                                     157,194    223,512        0.0%
    STW Communications Group, Ltd.                            136,482    110,584        0.0%
    Suncorp Group, Ltd.                                       116,076  1,097,867        0.1%
*   Sundance Energy Australia, Ltd.                           146,012     20,841        0.0%
    Sunland Group, Ltd.                                        21,844     25,252        0.0%
    Super Retail Group, Ltd.                                   44,252    283,056        0.0%
    Sydney Airport                                             73,615    379,564        0.0%
    Tabcorp Holdings, Ltd.                                    283,898    952,246        0.1%
    Tassal Group, Ltd.                                         47,886    141,478        0.0%
    Tatts Group, Ltd.                                         385,640  1,098,932        0.1%
    Technology One, Ltd.                                       52,967    195,526        0.0%
    Telstra Corp., Ltd.                                       114,821    466,214        0.0%
    Telstra Corp., Ltd. ADR                                       600     12,192        0.0%
*   Ten Network Holdings, Ltd.                                 73,201     52,626        0.0%
    TFS Corp., Ltd.                                           136,509    161,585        0.0%
    Thorn Group, Ltd.                                           5,639      5,960        0.0%
*   Tiger Resources, Ltd.                                     202,588      7,356        0.0%
    Tox Free Solutions, Ltd.                                   44,228     97,136        0.0%
    TPG Telecom, Ltd.                                          83,028    672,947        0.0%
    Transurban Group                                           96,237    844,457        0.1%
    Treasury Wine Estates, Ltd.                               156,226  1,100,026        0.1%
*   Troy Resources, Ltd.                                      128,999     63,010        0.0%
*   UGL, Ltd.                                                  73,461    175,780        0.0%
    Villa World, Ltd.                                           8,253     13,350        0.0%
    Village Roadshow, Ltd.                                     16,637     66,212        0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  255,702     67,858        0.0%
*   Virgin Australia Holdings, Ltd.()                         312,963         --        0.0%
    Virtus Health, Ltd.                                        14,926     76,435        0.0%
    Vita Group, Ltd.                                           23,833     63,818        0.0%
    Vocus Communications, Ltd.                                101,275    661,436        0.0%
    Washington H Soul Pattinson & Co., Ltd.                     6,789     83,770        0.0%
    Watpac, Ltd.                                               32,558     20,166        0.0%
    Webjet, Ltd.                                               13,416     61,452        0.0%
    Wesfarmers, Ltd.                                           41,851  1,355,151        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
AUSTRALIA -- (Continued)
    Western Areas, Ltd.                                        93,639 $    176,534        0.0%
    Westpac Banking Corp.                                     208,931    4,904,350        0.2%
*   Whitehaven Coal, Ltd.                                     221,391      128,545        0.0%
    Woodside Petroleum, Ltd.                                  193,020    4,132,558        0.2%
    Woolworths, Ltd.                                           64,420    1,078,001        0.1%
    WorleyParsons, Ltd.                                        68,099      357,873        0.0%
                                                                      ------------        ---
TOTAL AUSTRALIA                                                        110,130,652        4.9%
                                                                      ------------        ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                        753       73,478        0.0%
    AMAG Austria Metall AG                                        875       32,153        0.0%
    Andritz AG                                                 10,750      603,421        0.0%
    Atrium European Real Estate, Ltd.                          38,404      162,717        0.0%
    Austria Technologie & Systemtechnik AG                     13,642      188,947        0.0%
    BUWOG AG                                                   11,985      252,301        0.0%
    CA Immobilien Anlagen AG                                   19,079      364,443        0.0%
*   Conwert Immobilien Invest SE                               17,033      269,548        0.0%
    DO & CO AG                                                    897      101,684        0.0%
*   Erste Group Bank AG                                        30,864      888,458        0.1%
    EVN AG                                                      6,366       76,381        0.0%
    Kapsch TrafficCom AG                                          655       22,527        0.0%
    Lenzing AG                                                  3,488      269,957        0.0%
    Mayr Melnhof Karton AG                                      2,507      295,007        0.0%
    Oesterreichische Post AG                                    7,933      310,016        0.0%
    OMV AG                                                     76,231    2,293,794        0.1%
    Palfinger AG                                                1,362       41,751        0.0%
    POLYTEC Holding AG                                          1,501       13,791        0.0%
    Porr Ag                                                       865       27,384        0.0%
*   Raiffeisen Bank International AG                           42,406      678,807        0.1%
    RHI AG                                                      6,143      132,219        0.0%
    Rosenbauer International AG                                   731       49,937        0.0%
    S IMMO AG                                                  10,687      104,894        0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                     813       54,856        0.0%
    Semperit AG Holding                                         3,249      116,738        0.0%
    SHS Flughafen Wien AG                                       1,135      129,963        0.0%
    Strabag SE                                                  6,439      202,412        0.0%
    Telekom Austria AG                                         20,367      127,807        0.0%
    UNIQA Insurance Group AG                                   23,889      172,704        0.0%
    Verbund AG                                                 10,538      147,208        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe        6,529      147,309        0.0%
    Voestalpine AG                                             26,566      958,630        0.1%
    Wienerberger AG                                            22,757      449,489        0.0%
    Zumtobel Group AG                                           4,824       62,782        0.0%
                                                                      ------------        ---
TOTAL AUSTRIA                                                            9,823,513        0.4%
                                                                      ------------        ---
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV                                   9,241    1,204,621        0.1%
    Ageas                                                      45,717    1,796,521        0.1%
*   AGFA-Gevaert NV                                            72,890      289,833        0.0%
    Anheuser-Busch InBev NV                                    45,871    5,690,475        0.3%
    Anheuser-Busch InBev NV Sponsored ADR                      13,736    1,705,736        0.1%
    Atenor Group SA                                                67        3,453        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BELGIUM -- (Continued)
    Banque Nationale de Belgique                                   55 $   188,891        0.0%
    Barco NV                                                    3,400     237,406        0.0%
    Bekaert SA                                                 16,052     706,917        0.0%
    bpost SA                                                   14,517     409,954        0.0%
*   Celyad SA                                                   1,215      56,544        0.0%
    Cie d'Entreprises CFE                                       2,964     294,602        0.0%
    Cie Immobiliere de Belgique SA                                230      12,133        0.0%
    Colruyt SA                                                 22,901   1,320,510        0.1%
    D'ieteren SA                                                7,425     329,360        0.0%
    Deceuninck NV                                              18,601      47,776        0.0%
    Delhaize Group                                             21,713   2,281,702        0.1%
    Delhaize Group Sponsored ADR                               44,956   1,176,948        0.1%
    Econocom Group SA                                          32,081     346,279        0.0%
    Elia System Operator SA                                     6,629     342,952        0.0%
    Euronav NV                                                 31,723     349,401        0.0%
    EVS Broadcast Equipment SA                                  1,521      51,579        0.0%
    Exmar NV                                                    7,097      60,983        0.0%
    Fagron                                                      5,029      36,771        0.0%
*   Galapagos NV                                                8,603     391,125        0.0%
    Ion Beam Applications                                       6,562     270,689        0.0%
    Jensen-Group NV                                               324      10,014        0.0%
    KBC Groep NV                                               17,673     994,319        0.1%
    Kinepolis Group NV                                          7,850     346,341        0.0%
    Lotus Bakeries                                                 44      85,025        0.0%
*   MDxHealth                                                   5,908      25,080        0.0%
    Melexis NV                                                  4,562     252,478        0.0%
*   Mobistar SA                                                16,120     352,817        0.0%
*   Nyrstar NV                                                222,382     176,018        0.0%
    Ontex Group NV                                             12,589     386,158        0.0%
    Picanol                                                       274      18,256        0.0%
    Proximus SADP                                              26,473     892,241        0.1%
    RealDolmen                                                    455       9,278        0.0%
    Recticel SA                                                 6,887      44,955        0.0%
    Resilux                                                       440      70,547        0.0%
*   Roularta Media Group NV                                     1,508      42,860        0.0%
    Sioen Industries NV                                         4,172      86,006        0.0%
    Sipef SA                                                      829      47,208        0.0%
    Solvay SA                                                  23,613   2,392,249        0.1%
*   Telenet Group Holding NV                                    8,945     445,295        0.0%
*   Tessenderlo Chemie NV                                      15,206     523,341        0.0%
*   ThromboGenics NV                                            3,244      12,173        0.0%
    UCB SA                                                     10,236     767,794        0.0%
    Umicore SA                                                 23,662   1,181,197        0.1%
    Van de Velde NV                                             2,567     180,198        0.0%
*   Viohalco SA                                                20,959      26,528        0.0%
                                                                      -----------        ---
TOTAL BELGIUM                                                          28,971,537        1.3%
                                                                      -----------        ---
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                       40,500     166,275        0.0%
    Aliansce Shopping Centers SA                               50,479     225,884        0.0%
    Alupar Investimento SA                                     18,744      72,213        0.0%
    AMBEV SA                                                   24,800     139,819        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BRAZIL -- (Continued)
    AMBEV SA ADR                                              107,421 $  600,483        0.1%
    Arezzo Industria e Comercio SA                             17,650    124,449        0.0%
*   B2W Cia Digital                                            60,726    241,899        0.0%
    Banco Alfa de Investimento SA                              14,300     20,831        0.0%
    Banco Bradesco SA                                          41,749    340,984        0.0%
    Banco do Brasil SA                                         77,384    497,481        0.1%
    Banco Santander Brasil SA                                  34,265    184,912        0.0%
    BB Seguridade Participacoes SA                             36,500    318,383        0.0%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros   582,214  2,908,319        0.2%
    BR Malls Participacoes SA                                  89,700    441,556        0.0%
*   Brasil Brokers Participacoes SA                            61,000     32,458        0.0%
    Braskem SA Sponsored ADR                                   23,556    335,673        0.0%
    BRF SA                                                     32,816    469,447        0.0%
    BRF SA ADR                                                 12,343    175,517        0.0%
    CCR SA                                                     70,662    332,430        0.0%
*   Centrais Eletricas Brasileiras SA                          66,200    149,945        0.0%
    CETIP SA - Mercados Organizados                            66,833    820,437        0.1%
    Cia Brasileira de Distribuicao ADR                          7,747    113,494        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo            23,700    181,923        0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        25,800    197,112        0.0%
    Cia de Saneamento de Minas Gerais-COPASA                   13,200     82,518        0.0%
    Cia Energetica de Minas Gerais                              7,639     15,747        0.0%
    Cia Hering                                                 83,599    341,761        0.0%
    Cia Paranaense de Energia                                   2,400     12,973        0.0%
    Cia Siderurgica Nacional SA                               120,100    458,854        0.0%
    Cia Siderurgica Nacional SA Sponsored ADR                 222,689    841,764        0.1%
    Cielo SA                                                   29,787    290,142        0.0%
    Cosan Logistica SA(BR17H74)                                29,400      7,010        0.0%
*   Cosan Logistica SA(BYYP8M6)                                77,321     17,986        0.0%
    Cosan SA Industria e Comercio                              50,330    465,947        0.0%
*   CPFL Energia SA                                            28,584    164,976        0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    95,421    284,938        0.0%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                               300        850        0.0%
    Direcional Engenharia SA                                   19,404     34,698        0.0%
    Duratex SA                                                131,185    298,664        0.0%
    EcoRodovias Infraestrutura e Logistica SA                  67,520    147,241        0.0%
    EDP - Energias do Brasil SA                                51,600    192,042        0.0%
    Embraer SA                                                  8,000     47,848        0.0%
    Embraer SA ADR                                             26,052    601,801        0.1%
    Equatorial Energia SA                                      39,532    488,970        0.0%
    Estacio Participacoes SA                                   98,108    338,603        0.0%
    Eternit SA                                                 53,144     25,651        0.0%
    Even Construtora e Incorporadora SA                       102,300    108,866        0.0%
    Ez Tec Empreendimentos e Participacoes SA                  14,525     70,529        0.0%
    Fibria Celulose SA                                         19,883    175,633        0.0%
    Fibria Celulose SA Sponsored ADR                           29,555    261,857        0.0%
    Fleury SA                                                  37,600    273,097        0.0%
    Gafisa SA                                                  86,400     58,282        0.0%
    Gafisa SA ADR                                              54,377     71,778        0.0%
    Gerdau SA                                                  46,900     77,184        0.0%
    Gerdau SA Sponsored ADR                                   134,698    300,377        0.0%
    Grendene SA                                                26,900    132,887        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
BRAZIL -- (Continued)
    Guararapes Confeccoes SA                                    4,700 $   79,248        0.0%
    Helbor Empreendimentos SA                                  52,475     23,039        0.0%
    Hypermarcas SA                                             29,698    261,987        0.0%
    Iguatemi Empresa de Shopping Centers SA                    17,900    138,963        0.0%
*   International Meal Co. Alimentacao SA                      30,800     37,613        0.0%
    Iochpe Maxion SA                                           47,137    199,417        0.0%
    Itau Unibanco Holding SA                                   30,518    253,514        0.0%
    JBS SA                                                    185,333    487,144        0.0%
*   JHSF Participacoes SA                                      23,200      9,984        0.0%
    JSL SA                                                     23,100     61,927        0.0%
    Kepler Weber SA                                             4,800     22,093        0.0%
    Klabin SA                                                  93,277    472,725        0.0%
    Kroton Educacional SA                                     418,720  1,558,368        0.1%
    Light SA                                                   26,507     79,384        0.0%
    Linx SA                                                     5,100     70,140        0.0%
    Localiza Rent a Car SA                                     50,104    480,754        0.0%
*   Log-in Logistica Intermodal SA                             15,500      6,490        0.0%
    Lojas Americanas SA                                        34,293    110,380        0.0%
    Lojas Renner SA                                           152,460    920,722        0.1%
    LPS Brasil Consultoria de Imoveis SA                        4,600      4,013        0.0%
    M Dias Branco SA                                            9,616    223,117        0.0%
*   Magnesita Refratarios SA                                   17,186     69,956        0.0%
    Mahle-Metal Leve SA                                         9,900     65,141        0.0%
*   Marfrig Global Foods SA                                   114,300    215,689        0.0%
    Marisa Lojas SA                                            19,360     48,523        0.0%
*   Mills Estruturas e Servicos de Engenharia SA               33,057     40,465        0.0%
*   Minerva SA                                                 35,600    109,411        0.0%
    MRV Engenharia e Participacoes SA                         159,837    558,622        0.1%
    Multiplan Empreendimentos Imobiliarios SA                  14,775    253,249        0.0%
    Multiplus SA                                               11,200    123,585        0.0%
    Natura Cosmeticos SA                                       22,996    170,502        0.0%
    Odontoprev SA                                              52,600    159,976        0.0%
*   Oi SA                                                      25,310      6,329        0.0%
*   Paranapanema SA                                            51,280     26,540        0.0%
*   Petroleo Brasileiro SA                                    283,306  1,093,108        0.1%
*   Petroleo Brasileiro SA Sponsored ADR                       19,287    148,703        0.0%
    Porto Seguro SA                                            41,477    334,059        0.0%
    Portobello SA                                               9,400      6,833        0.0%
    QGEP Participacoes SA                                      36,600     43,419        0.0%
    Qualicorp SA                                               87,226    377,893        0.0%
    Raia Drogasil SA                                           35,950    575,325        0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                29,876     36,571        0.0%
    Rodobens Negocios Imobiliarios SA                           6,300      9,800        0.0%
*   Rumo Logistica Operadora Multimodal SA                    111,916    139,275        0.0%
    Santos Brasil Participacoes SA                             17,850     67,212        0.0%
    Sao Martinho SA                                            16,000    208,092        0.0%
    SLC Agricola SA                                            34,600    156,136        0.0%
    Smiles SA                                                   8,000     92,811        0.0%
    Sonae Sierra Brasil SA                                      5,937     29,691        0.0%
    Sul America SA                                             85,678    417,272        0.0%
    Tecnisa SA                                                 29,500     23,760        0.0%
    Telefonica Brasil SA ADR                                   12,260    151,043        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BRAZIL -- (Continued)
    Tim Participacoes SA                                       72,021 $   159,989        0.0%
    Tim Participacoes SA ADR                                    6,220      68,980        0.0%
    Totvs SA                                                   40,182     329,468        0.0%
    Tractebel Energia SA                                       13,700     151,968        0.0%
    Transmissora Alianca de Energia Eletrica SA                39,233     223,129        0.0%
    Ultrapar Participacoes SA                                   2,500      52,642        0.0%
    Ultrapar Participacoes SA Sponsored ADR                    28,612     600,280        0.1%
*   Usinas Siderurgicas de Minas Gerais SA(BD20MD5)             9,786       6,857        0.0%
    Usinas Siderurgicas de Minas Gerais SA(2193696)            23,560      30,826        0.0%
    Vale SA                                                   181,082   1,036,710        0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                            31,193     317,440        0.0%
    Via Varejo SA                                              35,500      63,274        0.0%
    WEG SA                                                     57,532     253,932        0.0%
                                                                      -----------        ---
TOTAL BRAZIL                                                           30,338,906        1.4%
                                                                      -----------        ---
CANADA -- (6.2%)
*   5N Plus, Inc.                                              20,100      32,520        0.0%
    Absolute Software Corp.                                    10,380      56,090        0.0%
*   Advantage Oil & Gas, Ltd.                                  54,063     309,806        0.0%
    Aecon Group, Inc.                                          24,581     327,760        0.0%
    Ag Growth International, Inc.                               2,000      59,042        0.0%
    AGF Management, Ltd. Class B                               30,628     126,935        0.0%
    Agnico Eagle Mines, Ltd.(008474108)                         2,958     139,647        0.0%
    Agnico Eagle Mines, Ltd.(2009823)                          20,010     945,901        0.1%
    Agrium, Inc.(008916108)                                     9,921     854,397        0.1%
    Agrium, Inc.(2213538)                                      10,637     916,611        0.1%
    AGT Food & Ingredients, Inc.                                5,018     162,214        0.0%
    Aimia, Inc.                                                19,730     134,605        0.0%
*   Air Canada                                                 10,733      79,811        0.0%
    AirBoss of America Corp.                                    7,093      90,450        0.0%
*   Alacer Gold Corp.                                          97,602     264,483        0.0%
*   Alamos Gold, Inc. Class A(011532108)                       30,824     221,933        0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                         66,374     478,748        0.0%
    Alaris Royalty Corp.                                       10,159     242,984        0.0%
*   Alexco Resource Corp.                                      33,113      41,698        0.0%
    Algoma Central Corp.                                        3,600      35,578        0.0%
    Algonquin Power & Utilities Corp.                          46,726     408,159        0.0%
    Alimentation Couche-Tard, Inc. Class B                     32,955   1,444,588        0.1%
    AltaGas, Ltd.                                              25,803     627,235        0.0%
*   Alterra Power Corp.                                        20,706       7,591        0.0%
    Altus Group, Ltd.                                           8,555     150,754        0.0%
*   Amaya, Inc.(BT8J595)                                        2,097      28,429        0.0%
*   Amaya, Inc.(02314M108)                                     17,085     234,577        0.0%
*   Americas Silver Corp.                                     139,824      42,347        0.0%
*   Amerigo Resources, Ltd.                                    42,500       5,420        0.0%
    Andrew Peller, Ltd. Class A                                 3,700      83,572        0.0%
    ARC Resources, Ltd.                                        58,721     990,774        0.1%
*   Argonaut Gold, Inc.                                        45,196     105,903        0.0%
    Atco, Ltd. Class I                                         10,200     333,144        0.0%
*   Athabasca Oil Corp.                                       137,160     146,485        0.0%
*   ATS Automation Tooling Systems, Inc.                       19,657     181,890        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
*   AuRico Metals, Inc.(05157J108)                             13,553 $    9,757        0.0%
*   AuRico Metals, Inc.(BYR52G5)                               29,187     20,936        0.0%
    AutoCanada, Inc.                                            4,011     65,630        0.0%
#*  Avigilon Corp.                                              5,838     75,005        0.0%
*   B2Gold Corp.                                              329,230    732,089        0.1%
    Badger Daylighting, Ltd.                                    7,590    141,371        0.0%
    Bank of Montreal(063671101)                                 2,730    177,887        0.0%
    Bank of Montreal(2076009)                                  43,584  2,839,369        0.1%
    Bank of Nova Scotia (The)(064149107)                       16,411    860,757        0.1%
    Bank of Nova Scotia (The)(2076281)                         46,481  2,437,594        0.1%
*   Bankers Petroleum, Ltd.                                   106,109    160,682        0.0%
    Barrick Gold Corp.                                        108,748  2,106,449        0.1%
    Baytex Energy Corp.(07317Q105)                             22,889    116,734        0.0%
    Baytex Energy Corp.(B4VGVM3)                               31,822    162,826        0.0%
    BCE, Inc.                                                  14,400    675,305        0.1%
*   Bellatrix Exploration, Ltd.(078314101)                      8,926      9,997        0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)                       49,851     55,624        0.0%
*   Birchcliff Energy, Ltd.                                    41,142    171,165        0.0%
    Bird Construction, Inc.                                    11,216    103,963        0.0%
    Black Diamond Group, Ltd.                                  13,816     48,230        0.0%
*   BlackBerry, Ltd.(09228F103)                                84,922    599,549        0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                  47,700    336,831        0.0%
*   BlackPearl Resources, Inc.                                 53,132     40,653        0.0%
*   Bombardier, Inc. Class B                                  190,700    287,258        0.0%
    Bonavista Energy Corp.                                     70,105    176,562        0.0%
    Bonterra Energy Corp.                                      10,650    229,688        0.0%
    Boralex, Inc. Class A                                      11,100    145,352        0.0%
    Brookfield Asset Management, Inc. Class A                  14,950    505,204        0.0%
*   BRP, Inc.                                                   6,448    102,525        0.0%
    CAE, Inc.(124765108)                                        3,000     35,490        0.0%
    CAE, Inc.(2162760)                                         26,952    318,776        0.0%
    Calfrac Well Services, Ltd.                                21,241     31,658        0.0%
    Calian Group, Ltd.                                          1,800     27,258        0.0%
    Cameco Corp.                                               32,075    401,353        0.0%
    Canaccord Genuity Group, Inc.                              38,015    126,646        0.0%
*   Canacol Energy, Ltd.                                       51,084    164,078        0.0%
    Canadian Energy Services & Technology Corp.                25,217     76,975        0.0%
    Canadian Imperial Bank of Commerce                         18,470  1,491,791        0.1%
    Canadian National Railway Co.(136375102)                    4,838    297,827        0.0%
    Canadian National Railway Co.(2180632)                     13,000    800,494        0.1%
    Canadian Natural Resources, Ltd.(136385101)                84,975  2,550,949        0.1%
    Canadian Natural Resources, Ltd.(2171573)                  41,220  1,237,881        0.1%
    Canadian Pacific Railway, Ltd.                              9,072  1,308,922        0.1%
    Canadian Tire Corp., Ltd. Class A                          12,043  1,311,801        0.1%
    Canadian Utilities, Ltd. Class A                           18,114    521,028        0.0%
    Canadian Western Bank                                      42,776    943,683        0.1%
    Canam Group, Inc.                                          16,666    175,732        0.0%
    Canexus Corp.                                              66,064     78,453        0.0%
*   Canfor Corp.                                               22,004    240,611        0.0%
    Canfor Pulp Products, Inc.                                 15,606    126,619        0.0%
    CanWel Building Materials Group, Ltd.                       5,400     21,691        0.0%
    Canyon Services Group, Inc.                                17,800     69,231        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Capital Power Corp.                                        18,713 $  265,027        0.0%
    Capstone Infrastructure Corp.                              39,393    153,528        0.0%
*   Capstone Mining Corp.                                      94,459     59,474        0.0%
    Cascades, Inc.                                             30,187    213,645        0.0%
    CCL Industries, Inc. Class B                                5,735  1,050,144        0.1%
*   Celestica, Inc.                                            31,055    333,220        0.0%
    Cenovus Energy, Inc.                                       64,952  1,028,840        0.1%
    Centerra Gold, Inc.                                        66,598    368,367        0.0%
*   Cequence Energy, Ltd.                                      42,205      9,755        0.0%
    Cervus Equipment Corp.                                      3,004     28,036        0.0%
*   CGI Group, Inc. Class A                                    27,460  1,254,489        0.1%
*   China Gold International Resources Corp., Ltd.             60,512    122,500        0.0%
    CI Financial Corp.                                          7,852    173,849        0.0%
    Cineplex, Inc.                                              8,595    339,704        0.0%
*   Claude Resources, Inc.                                     32,900     56,376        0.0%
    Clearwater Seafoods, Inc.                                   2,100     23,198        0.0%
    Cogeco Communications, Inc.                                 7,351    366,290        0.0%
    Cogeco, Inc.                                                3,326    136,041        0.0%
*   Colliers International Group, Inc.(194693107)               3,783    156,692        0.0%
    Colliers International Group, Inc.(BYL7SB4)                 2,200     91,002        0.0%
    Computer Modelling Group, Ltd.                             17,124    137,025        0.0%
    Constellation Software, Inc.                                2,091    817,168        0.1%
*   Continental Gold, Inc.                                     17,600     38,856        0.0%
#*  Copper Mountain Mining Corp.                               31,221     14,930        0.0%
    Corby Spirit and Wine, Ltd.                                 1,600     23,910        0.0%
*   Corridor Resources, Inc.                                   15,700      5,631        0.0%
    Corus Entertainment, Inc. Class B                          28,500    284,160        0.0%
    Cott Corp.(22163N106)                                      14,807    196,341        0.0%
    Cott Corp.(2228952)                                        26,799    355,198        0.0%
    Crescent Point Energy Corp.(22576C101)                     43,968    739,542        0.1%
    Crescent Point Energy Corp.(B67C8W8)                       21,400    360,561        0.0%
*   Crew Energy, Inc.                                          54,214    219,500        0.0%
*   Delphi Energy Corp.                                        68,100     64,046        0.0%
*   Denison Mines Corp.                                       145,885     88,366        0.0%
*   Descartes Systems Group, Inc. (The)                         9,700    178,816        0.0%
*   Detour Gold Corp.                                          69,263  1,485,508        0.1%
    DH Corp.                                                   20,498    532,095        0.0%
    DHX Media, Ltd.(BRF12N3)                                    3,051     18,602        0.0%
    DHX Media, Ltd.(BRF12P5)                                    9,900     60,124        0.0%
    DirectCash Payments, Inc.                                   3,427     35,234        0.0%
    Dollarama, Inc.                                            13,114    945,479        0.1%
*   Dominion Diamond Corp.(257287102)                          16,248    186,527        0.0%
    Dominion Diamond Corp.(B95LX89)                            20,000    229,696        0.0%
    Dorel Industries, Inc. Class B                             11,480    255,457        0.0%
*   Dundee Precious Metals, Inc.                               28,720     63,863        0.0%
    E-L Financial Corp., Ltd.                                     184    104,269        0.0%
    Eldorado Gold Corp.(284902103)                             22,591     95,108        0.0%
    Eldorado Gold Corp.(2307873)                              155,589    655,986        0.1%
    Emera, Inc.                                                 5,459    197,833        0.0%
    Empire Co., Ltd.                                           26,077    433,335        0.0%
    Enbridge Income Fund Holdings, Inc.                        25,189    581,995        0.0%
    Enbridge, Inc.(29250N105)                                   4,298    178,539        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Enbridge, Inc.(2466149)                                    16,824 $  698,866        0.1%
    Encana Corp.(292505104)                                    62,855    481,469        0.0%
    Encana Corp.(2793193)                                       4,651     35,586        0.0%
*   Endeavour Mining Corp.                                     18,919    254,681        0.0%
*   Endeavour Silver Corp.                                     32,540    135,119        0.0%
    EnerCare, Inc.                                             22,444    284,418        0.0%
    Enerflex, Ltd.                                             32,673    313,527        0.0%
    Enerplus Corp.                                             42,278    232,529        0.0%
    Enghouse Systems, Ltd.                                      3,722    155,590        0.0%
    Ensign Energy Services, Inc.                               44,391    268,886        0.0%
*   Epsilon Energy, Ltd.                                       14,800     38,336        0.0%
    Equitable Group, Inc.                                       5,200    248,458        0.0%
*   Essential Energy Services Trust                            38,149     21,587        0.0%
    Evertz Technologies, Ltd.                                   4,665     63,132        0.0%
*   exactEarth, Ltd.                                            5,051     10,869        0.0%
    Exchange Income Corp.                                       8,657    198,848        0.0%
    Exco Technologies, Ltd.                                    10,190    109,234        0.0%
*   EXFO, Inc.                                                     33        141        0.0%
    Extendicare, Inc.                                          20,535    151,390        0.0%
    Fairfax Financial Holdings, Ltd.                            3,077  1,649,225        0.1%
    Fiera Capital Corp.                                         3,600     38,361        0.0%
    Finning International, Inc.                                55,369    984,083        0.1%
    First Capital Realty, Inc.                                 15,000    242,807        0.0%
*   First Majestic Silver Corp.(32076V103)                      9,100     96,824        0.0%
*   First Majestic Silver Corp.(2833583)                       56,938    606,274        0.0%
    First National Financial Corp.                              1,500     34,072        0.0%
    First Quantum Minerals, Ltd.                               62,178    529,752        0.0%
*   FirstService Corp.(33767E103)                               3,783    170,273        0.0%
    FirstService Corp.(BYL7ZF7)                                 2,200     98,857        0.0%
    Fortis, Inc.                                               13,429    425,978        0.0%
*   Fortress Paper, Ltd. Class A                                1,649      4,600        0.0%
*   Fortuna Silver Mines, Inc.                                 54,140    346,493        0.0%
    Gamehost, Inc.                                              6,298     56,219        0.0%
    Genesis Land Development Corp.                             12,700     26,823        0.0%
    Genworth MI Canada, Inc.                                   12,059    312,167        0.0%
    George Weston, Ltd.                                        11,061    959,848        0.1%
    Gibson Energy, Inc.                                        39,531    587,593        0.0%
    Gildan Activewear, Inc.                                    21,696    673,861        0.1%
    Glacier Media, Inc.                                         1,400        781        0.0%
    Gluskin Sheff + Associates, Inc.                            5,675     80,781        0.0%
    GMP Capital, Inc.                                           9,669     39,225        0.0%
    Goldcorp, Inc.(380956409)                                  57,852  1,165,718        0.1%
    Goldcorp, Inc.(2676302)                                    17,818    359,001        0.0%
*   Gran Tierra Energy, Inc.(38500T101)                           444      1,314        0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                         112,648    332,189        0.0%
    Granite Oil Corp.                                          19,930    122,308        0.0%
*   Great Canadian Gaming Corp.                                11,000    159,385        0.0%
    Great-West Lifeco, Inc.                                    14,700    432,553        0.0%
*   Heroux-Devtek, Inc.                                         6,091     72,915        0.0%
    High Liner Foods, Inc.                                      6,362     86,453        0.0%
    HNZ Group, Inc.                                               700      5,858        0.0%
#   Home Capital Group, Inc.                                   22,100    662,102        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Horizon North Logistics, Inc.                              56,814 $   63,846        0.0%
    HudBay Minerals, Inc.(B05BQ98)                             37,299    185,749        0.0%
    HudBay Minerals, Inc.(B05BDX1)                             31,534    157,331        0.0%
    Hudson's Bay Co.                                           33,828    449,710        0.0%
    Husky Energy, Inc.                                         47,420    597,524        0.0%
*   IAMGOLD Corp.(450913108)                                   35,221    119,751        0.0%
*   IAMGOLD Corp.(2446646)                                     94,662    322,154        0.0%
    IGM Financial, Inc.                                         6,883    216,688        0.0%
*   IMAX Corp.                                                 11,043    353,376        0.0%
*   Imperial Metals Corp.                                       9,500     43,839        0.0%
    Imperial Oil, Ltd.                                          8,448    278,615        0.0%
*   Indigo Books & Music, Inc.                                  1,800     24,030        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   24,374    810,071        0.1%
    Innergex Renewable Energy, Inc.                            23,110    255,100        0.0%
    Intact Financial Corp.                                      7,700    569,813        0.0%
    Inter Pipeline, Ltd.                                       10,109    216,167        0.0%
*   Interfor Corp.                                             25,281    219,826        0.0%
    Intertape Polymer Group, Inc.                              12,470    196,089        0.0%
*   Ithaca Energy, Inc.                                       127,326     83,213        0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                   14,900    226,582        0.0%
    Just Energy Group, Inc.                                    24,526    156,183        0.0%
    K-Bro Linen, Inc.                                           1,229     39,328        0.0%
*   Katanga Mining, Ltd.                                       78,989      9,443        0.0%
*   Kelt Exploration, Ltd.                                     10,095     38,942        0.0%
    Keyera Corp.                                               15,544    500,624        0.0%
    Killam Apartment Real Estate Investment Trust              20,568    192,943        0.0%
*   Kinross Gold Corp.(496902404)                               7,412     42,248        0.0%
*   Kinross Gold Corp.(B03Z841)                               271,884  1,549,351        0.1%
*   Kirkland Lake Gold, Inc.                                   40,233    306,870        0.0%
*   Klondex Mines, Ltd.                                        51,595    195,327        0.0%
    Laurentian Bank of Canada                                   9,807    389,091        0.0%
    Leon's Furniture, Ltd.                                      4,744     56,979        0.0%
*   Lightstream Resources, Ltd.                                52,634     13,634        0.0%
    Linamar Corp.                                              14,854    643,196        0.0%
    Liquor Stores N.A., Ltd.                                   12,291     85,813        0.0%
    Loblaw Cos., Ltd.                                          15,350    846,938        0.1%
*   Long Run Exploration, Ltd.                                 34,503     12,650        0.0%
    Lucara Diamond Corp.                                      108,914    277,775        0.0%
*   Lundin Mining Corp.                                       203,111    798,069        0.1%
    MacDonald Dettwiler & Associates, Ltd.                      5,145    360,441        0.0%
    Magellan Aerospace Corp.                                    6,000     84,403        0.0%
    Magna International, Inc.                                  50,544  2,122,953        0.1%
*   Mainstreet Equity Corp.                                     2,210     64,449        0.0%
    Major Drilling Group International, Inc.                   29,897    186,812        0.0%
    Mandalay Resources Corp.                                   88,385     79,601        0.0%
    Manitoba Telecom Services, Inc.                            11,911    311,754        0.0%
    Manulife Financial Corp.(2492519)                          70,641  1,041,570        0.1%
    Manulife Financial Corp.(56501R106)                         5,703     84,005        0.0%
    Maple Leaf Foods, Inc.                                     20,344    421,246        0.0%
    Martinrea International, Inc.                              38,841    293,776        0.0%
    McCoy Global, Inc.                                            700      1,144        0.0%
    Medical Facilities Corp.                                   13,342    180,878        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
*   MEG Energy Corp.                                           35,941 $  190,490        0.0%
*   Mercator Minerals, Ltd.                                    15,420         --        0.0%
*   Merus Labs International, Inc.                             50,598     83,476        0.0%
    Methanex Corp.(59151K108)                                   1,299     45,413        0.0%
    Methanex Corp.(2654416)                                    18,500    646,991        0.0%
    Metro, Inc.                                                59,384  1,987,355        0.1%
*   Migao Corp.                                                 3,621      1,299        0.0%
*   Mitel Networks Corp.                                       33,777    235,823        0.0%
    Morneau Shepell, Inc.                                       8,975    125,895        0.0%
    MTY Food Group, Inc.                                        1,200     31,800        0.0%
    Mullen Group, Ltd.                                         32,938    383,537        0.0%
    National Bank of Canada                                    55,291  1,975,969        0.1%
    Nevsun Resources, Ltd.(64156L101)                          11,137     41,652        0.0%
    Nevsun Resources, Ltd.(2631486)                            76,601    286,330        0.0%
    New Flyer Industries, Inc.                                 11,365    334,872        0.0%
*   New Gold, Inc.                                            158,221    744,006        0.1%
    Newalta Corp.                                              18,260     27,506        0.0%
    Norbord, Inc.                                               4,362     86,956        0.0%
    North West Co., Inc. (The)                                  9,620    213,837        0.0%
    Northland Power, Inc.                                      21,367    354,385        0.0%
*   NuVista Energy, Ltd.                                       69,369    328,407        0.0%
    OceanaGold Corp.                                          187,198    669,896        0.1%
    Onex Corp.                                                 13,600    843,618        0.1%
    Open Text Corp.                                             9,200    515,103        0.0%
*   Orbite Technologies, Inc.                                  52,000     11,604        0.0%
    Osisko Gold Royalties, Ltd.                                17,158    229,737        0.0%
#*  Pacific Exploration and Production Corp.                   97,743     18,571        0.0%
*   Painted Pony Petroleum, Ltd.                               41,052    193,694        0.0%
    Pan American Silver Corp.                                  54,594    855,488        0.1%
*   Paramount Resources, Ltd. Class A                           3,700     26,924        0.0%
*   Parex Resources, Inc.                                      31,286    313,434        0.0%
    Parkland Fuel Corp.                                        15,022    286,504        0.0%
    Pason Systems, Inc.                                        14,630    212,681        0.0%
    Pembina Pipeline Corp.                                      3,842    115,410        0.0%
    Pengrowth Energy Corp.                                    175,841    288,700        0.0%
    Penn West Petroleum, Ltd.(707887105)                       26,052     29,699        0.0%
    Penn West Petroleum, Ltd.(B63FY34)                        150,123    171,097        0.0%
*   Performance Sports Group, Ltd.                              4,400     16,377        0.0%
    Peyto Exploration & Development Corp.                      21,031    536,879        0.0%
    PHX Energy Services Corp.                                   8,919     20,615        0.0%
    Pizza Pizza Royalty Corp.                                   7,474     81,787        0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                10,800    191,090        0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)              71,029  1,258,634        0.1%
    Precision Drilling Corp.(74022D308)                        24,082    125,226        0.0%
    Precision Drilling Corp.(B5YPLH9)                          90,661    470,394        0.0%
    Premium Brands Holdings Corp.                               4,100    176,849        0.0%
*   Primero Mining Corp.                                       72,454    136,280        0.0%
    Progressive Waste Solutions, Ltd.(74339G101)                4,548    146,491        0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 23,419    753,693        0.1%
    Pulse Seismic, Inc.                                        22,820     41,468        0.0%
    Quebecor, Inc. Class B                                     18,000    481,454        0.0%
*   Questerre Energy Corp. Class A                             32,700      4,821        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
*   Redknee Solutions, Inc.                                     9,400 $   14,834        0.0%
    Reitmans Canada, Ltd. Class A                              14,404     52,349        0.0%
    Restaurant Brands International, Inc.                       3,000    129,521        0.0%
    Richelieu Hardware, Ltd.                                    8,604    152,578        0.0%
*   Richmont Mines, Inc.                                        8,700     67,675        0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                   2,595     74,451        0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                     7,600    218,060        0.0%
*   RMP Energy, Inc.                                           82,801    120,767        0.0%
*   Rock Energy, Inc.                                          21,532     22,309        0.0%
    Rocky Mountain Dealerships, Inc.                            3,991     20,167        0.0%
    Rogers Communications, Inc. Class B(775109200)              4,474    173,949        0.0%
    Rogers Communications, Inc. Class B(2169051)                4,600    178,911        0.0%
    Rogers Sugar, Inc.                                         21,981     87,770        0.0%
    RONA, Inc.                                                 36,726    698,985        0.1%
    Royal Bank of Canada(2754383)                              55,774  3,463,705        0.2%
    Royal Bank of Canada(780087102)                            11,324    703,447        0.1%
    Russel Metals, Inc.                                        16,127    287,142        0.0%
*   Sandstorm Gold, Ltd.                                       44,544    192,064        0.0%
    Sandvine Corp.                                             50,600    109,290        0.0%
    Saputo, Inc.                                               14,340    450,875        0.0%
    Savanna Energy Services Corp.                              23,865     33,286        0.0%
    Secure Energy Services, Inc.                               53,850    387,555        0.0%
*   SEMAFO, Inc.                                              114,114    508,406        0.0%
    Shaw Communications, Inc. Class B(82028K200)               21,978    406,813        0.0%
    Shaw Communications, Inc. Class B(2801836)                 10,510    194,502        0.0%
    ShawCor, Ltd.                                              10,498    283,639        0.0%
    Sherritt International Corp.                              124,603     93,350        0.0%
    Sienna Senior Living, Inc.                                  6,709     86,035        0.0%
*   Sierra Wireless, Inc.                                       7,200    116,318        0.0%
*   Silver Standard Resources, Inc.(82823L106)                  7,287     68,425        0.0%
*   Silver Standard Resources, Inc.(2218458)                   16,076    150,933        0.0%
    Silver Wheaton Corp.(B058ZX6)                               3,698     77,485        0.0%
    Silver Wheaton Corp.(828336107)                            26,657    558,464        0.0%
    SNC-Lavalin Group, Inc.                                    28,606  1,076,344        0.1%
    Sprott, Inc.                                               33,600     73,108        0.0%
    Stantec, Inc.(2854238)                                     16,542    423,998        0.0%
    Stantec, Inc.(85472N109)                                      700     17,934        0.0%
    Stella-Jones, Inc.                                          4,406    168,451        0.0%
    Strad Energy Services, Ltd.                                   100        132        0.0%
    Stuart Olson, Inc.                                          1,740      9,264        0.0%
    Student Transportation, Inc.                               29,696    147,214        0.0%
    Sun Life Financial, Inc.(2566124)                          15,000    511,676        0.0%
    Sun Life Financial, Inc.(866796105)                           605     20,631        0.0%
    Suncor Energy, Inc.(B3NB1P2)                              140,413  4,121,630        0.2%
    Suncor Energy, Inc.(867224107)                             85,563  2,512,985        0.1%
*   SunOpta, Inc.(8676EP108)                                   14,894     80,130        0.0%
*   SunOpta, Inc.(2817510)                                      4,800     25,746        0.0%
    Superior Plus Corp.                                        48,729    424,102        0.0%
    Surge Energy, Inc.                                         87,542    171,637        0.0%
    Tahoe Resources, Inc.(B5B9KV1)                             25,669    362,520        0.0%
    Tahoe Resources, Inc.(873868103)                           53,034    749,376        0.1%
*   Taseko Mines, Ltd.                                         52,413     33,836        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Teck Resources, Ltd. Class B(878742204)                    12,699 $  155,563        0.0%
    Teck Resources, Ltd. Class B(2879327)                      42,660    522,242        0.0%
    TELUS Corp.                                                24,664    781,967        0.1%
*   Tembec, Inc.                                               11,264      7,990        0.0%
*   Teranga Gold Corp.(B5TDK82)                               158,173    126,064        0.0%
*   Teranga Gold Corp.(B4L8QT1)                                13,832     10,232        0.0%
*   Thompson Creek Metals Co., Inc.(884768102)                 11,912      6,301        0.0%
*   Thompson Creek Metals Co., Inc.(2439806)                   32,347     17,015        0.0%
    Thomson Reuters Corp.                                      24,281    999,339        0.1%
*   Timmins Gold Corp.                                        114,447     48,344        0.0%
    TMX Group, Ltd.                                             8,470    350,695        0.0%
    TORC Oil & Gas, Ltd.                                       45,814    308,906        0.0%
    Toromont Industries, Ltd.                                  13,559    406,435        0.0%
    Toronto-Dominion Bank (The)                                92,478  4,116,439        0.2%
    Torstar Corp. Class B                                      16,400     27,318        0.0%
    Total Energy Services, Inc.                                11,297    118,759        0.0%
*   Tourmaline Oil Corp.                                       42,914    989,835        0.1%
    TransAlta Corp.(89346D107)                                 33,238    173,502        0.0%
    TransAlta Corp.(2901628)                                   47,631    249,031        0.0%
    TransAlta Renewables, Inc.                                  7,415     73,163        0.0%
    TransCanada Corp.                                          35,211  1,462,097        0.1%
    Transcontinental, Inc. Class A                             27,408    430,769        0.0%
    TransForce, Inc.                                           27,926    527,048        0.0%
    TransGlobe Energy Corp.(893662106)                          1,119      2,171        0.0%
    TransGlobe Energy Corp.(2470548)                           21,290     41,063        0.0%
*   Trican Well Service, Ltd.                                  64,080     89,376        0.0%
*   Trilogy Energy Corp.                                       19,824     86,109        0.0%
    Trinidad Drilling, Ltd.                                    77,193    149,500        0.0%
*   Turquoise Hill Resources, Ltd.                            100,337    299,883        0.0%
    Uni-Select, Inc.                                            4,657    238,325        0.0%
*   Valeant Pharmaceuticals International, Inc.                16,415    547,254        0.0%
    Valener, Inc.                                               9,034    157,755        0.0%
    Veresen, Inc.                                              51,650    373,780        0.0%
    Vermilion Energy, Inc.(B607XS1)                             3,800    130,685        0.0%
    Vermilion Energy, Inc.(923725105)                           7,102    244,451        0.0%
    Wajax Corp.                                                 6,684     96,741        0.0%
*   Wesdome Gold Mines, Ltd.                                   35,060     47,503        0.0%
    West Fraser Timber Co., Ltd.                               17,554    578,371        0.0%
    Western Energy Services Corp.                              27,766     64,618        0.0%
    Western Forest Products, Inc.                             124,325    222,947        0.0%
*   Westport Innovations, Inc.                                  7,700     18,902        0.0%
    Westshore Terminals Investment Corp.                        7,037    102,860        0.0%
    Whistler Blackcomb Holdings, Inc.                           7,903    164,585        0.0%
    Whitecap Resources, Inc.                                   80,664    604,961        0.0%
    Wi-Lan, Inc.                                               57,968    133,520        0.0%
    Winpak, Ltd.                                                6,400    220,815        0.0%
    WSP Global, Inc.                                           13,378    450,056        0.0%
    Yamana Gold, Inc.(2219279)                                285,394  1,414,801        0.1%
    Yamana Gold, Inc.(98462Y100)                                8,700     43,065        0.0%
*   Yellow Pages, Ltd.                                          9,936    165,191        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                SHARES     VALUE++     ASSETS**
                                                              ---------- ------------ ----------
CANADA -- (Continued)
    ZCL Composites, Inc.                                           2,700 $     17,732        0.0%
                                                                         ------------        ---
TOTAL CANADA                                                              140,806,231        6.3%
                                                                         ------------        ---
CHILE -- (0.3%)
    AES Gener SA                                                 182,432       92,714        0.0%
    Aguas Andinas SA Class A                                     383,805      222,830        0.0%
    Banco de Chile ADR                                             1,509       99,383        0.0%
    Banco de Credito e Inversiones                                 7,310      314,819        0.0%
    Banco Santander Chile                                      1,227,899       59,479        0.0%
    Banco Santander Chile ADR                                      6,627      128,556        0.0%
    Banmedica SA                                                  34,214       57,941        0.0%
    Besalco SA                                                    67,710       23,246        0.0%
    CAP SA                                                        29,455      104,763        0.0%
    Cencosud SA                                                  104,576      281,774        0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                        8,000      179,360        0.0%
*   Cia Sud Americana de Vapores SA                              193,299        4,086        0.0%
    Colbun SA                                                    556,632      151,373        0.0%
    Cristalerias de Chile SA                                       2,000       14,473        0.0%
    E.CL SA                                                       99,395      172,832        0.0%
    Embotelladora Andina SA Class B ADR                            4,903      100,266        0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR              7,303      203,389        0.0%
    Empresa Nacional de Telecomunicaciones SA                     43,084      378,071        0.1%
*   Empresas AquaChile SA                                         28,692        9,153        0.0%
    Empresas CMPC SA                                              96,475      218,055        0.0%
    Empresas COPEC SA                                             17,923      179,060        0.0%
    Empresas Hites SA                                             30,027       12,959        0.0%
*   Empresas La Polar SA                                          88,819        4,389        0.0%
    Endesa Americas SA ADR                                         7,303      103,191        0.0%
    Enersis Americas SA                                          368,503       63,533        0.0%
    Enersis Americas SA Sponsored ADR                             47,492      406,532        0.1%
    Enersis Chile SA                                             368,503       44,945        0.0%
    Enersis Chile SA ADR                                          47,492      302,524        0.0%
    Forus SA                                                      17,454       52,634        0.0%
    Gasco SA                                                       1,627       12,653        0.0%
    Grupo Security SA                                            147,850       45,458        0.0%
    Inversiones Aguas Metropolitanas SA                          200,457      324,344        0.0%
    Inversiones La Construccion SA                                 8,703      102,632        0.0%
    Itau CorpBanca(45033E105)                                      9,675      131,193        0.0%
    Itau CorpBanca(BYT25P4)                                   16,198,544      147,571        0.0%
*   Latam Airlines Group SA(B8L1G76)                              11,067       72,981        0.0%
*   Latam Airlines Group SA(2518932)                              17,661      125,947        0.0%
*   Latam Airlines Group SA Sponsored ADR                         49,331      354,197        0.1%
    Masisa SA                                                    586,512       20,075        0.0%
    Molibdenos y Metales SA                                        1,797       11,151        0.0%
    Multiexport Foods SA                                          68,000       14,565        0.0%
    Parque Arauco SA                                              95,679      186,038        0.0%
    PAZ Corp. SA                                                  30,769       19,712        0.0%
    Ripley Corp. SA                                              201,528       98,965        0.0%
    SACI Falabella                                                 6,227       47,183        0.0%
    Salfacorp SA                                                  51,246       36,345        0.0%
    Sigdo Koppers SA                                              78,916      111,162        0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR            5,679      118,294        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHILE -- (Continued)
    Socovesa SA                                                 110,770 $   24,475        0.0%
    Sonda SA                                                    110,638    220,398        0.0%
    Vina Concha y Toro SA                                       106,813    179,135        0.0%
    Vina Concha y Toro SA Sponsored ADR                             800     27,080        0.0%
                                                                        ----------        ---
TOTAL CHILE                                                              6,417,884        0.3%
                                                                        ----------        ---
CHINA -- (4.7%)
    361 Degrees International, Ltd.                             298,000    106,674        0.0%
    AAC Technologies Holdings, Inc.                              93,500    647,176        0.1%
    Agile Property Holdings, Ltd.                               750,749    426,318        0.0%
    Agricultural Bank of China, Ltd. Class H                  2,792,000  1,007,669        0.1%
    Air China, Ltd. Class H                                     218,000    165,044        0.0%
    Ajisen China Holdings, Ltd.                                 159,000     67,259        0.0%
*   Alibaba Health Information Technology, Ltd.                  94,000     63,177        0.0%
#*  Alibaba Pictures Group, Ltd.                                650,000    151,852        0.0%
*   Aluminum Corp. of China, Ltd. ADR                             4,650     39,246        0.0%
*   Aluminum Corp. of China, Ltd. Class H                       178,000     59,514        0.0%
    AMVIG Holdings, Ltd.                                        130,000     53,528        0.0%
    Angang Steel Co., Ltd. Class H                              264,000    124,175        0.0%
    Anhui Conch Cement Co., Ltd. Class H                         60,000    158,104        0.0%
    Anhui Expressway Co., Ltd. Class H                          110,000     87,733        0.0%
    Anta Sports Products, Ltd.                                  176,000    448,312        0.0%
#*  Anton Oilfield Services Group                               574,000     56,757        0.0%
*   Anxin-China Holdings, Ltd.                                  816,000      7,595        0.0%
#   Asia Cement China Holdings Corp.                            143,500     31,184        0.0%
    Aupu Group Holding Co., Ltd.                                136,000     36,727        0.0%
*   Ausnutria Dairy Corp., Ltd.                                  41,000     12,262        0.0%
*   AVIC International Holding HK, Ltd.                         776,000     58,720        0.0%
    AVIC International Holdings, Ltd. Class H                   110,000     60,198        0.0%
    AviChina Industry & Technology Co., Ltd. Class H            456,000    317,849        0.0%
    Bank of China, Ltd. Class H                               6,209,800  2,514,313        0.1%
    Bank of Chongqing Co., Ltd. Class H                         162,000    127,967        0.0%
    Bank of Communications Co., Ltd. Class H                    715,695    451,079        0.0%
*   Baofeng Modern International Holdings Co., Ltd.             134,000     12,376        0.0%
#   Baoxin Auto Group, Ltd.                                     209,500    132,545        0.0%
    Baoye Group Co., Ltd. Class H                                87,040     57,306        0.0%
    BBMG Corp. Class H                                          134,500     98,124        0.0%
    Beijing Capital International Airport Co., Ltd. Class H     456,000    491,002        0.1%
    Beijing Capital Land, Ltd. Class H                          436,000    172,452        0.0%
    Beijing Enterprises Holdings, Ltd.                          108,500    567,958        0.1%
#   Beijing Enterprises Water Group, Ltd.                        83,000     49,504        0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H             200,000     62,845        0.0%
    Beijing North Star Co., Ltd. Class H                        358,000    114,163        0.0%
#*  Beijing Properties Holdings, Ltd.                           382,000     26,519        0.0%
    Belle International Holdings, Ltd.                        1,323,000    806,840        0.1%
    Besunyen Holdings Co., Ltd.                                 170,000     17,000        0.0%
#   Biostime International Holdings, Ltd.                        78,000    216,669        0.0%
    Bloomage Biotechnology Corp., Ltd.                           15,000     29,380        0.0%
#   Boer Power Holdings, Ltd.                                   117,000     65,624        0.0%
    Bolina Holding Co., Ltd.                                     70,000     16,055        0.0%
    Bosideng International Holdings, Ltd.                     1,138,000     92,173        0.0%
#   Boyaa Interactive International, Ltd.                        53,000     20,771        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
CHINA -- (Continued)
    Bracell, Ltd.                                                194,000 $   24,264        0.0%
#   Brilliance China Automotive Holdings, Ltd.                   216,000    213,328        0.0%
    Broad Greenstate International Co., Ltd.                     144,000     29,402        0.0%
*   Byd Co., Ltd. Class H                                         13,500     78,949        0.0%
*   BYD Electronic International Co., Ltd.                       361,500    207,029        0.0%
    C C Land Holdings, Ltd.                                      514,883    149,911        0.0%
#*  C.banner International Holdings, Ltd.                         94,000     38,239        0.0%
    Cabbeen Fashion, Ltd.                                         40,000     16,241        0.0%
    Carrianna Group Holdings Co., Ltd.                            26,000      2,844        0.0%
    CECEP COSTIN New Materials Group, Ltd.                       120,000     10,961        0.0%
    Central China Real Estate, Ltd.                              203,696     38,806        0.0%
    Central China Securities Co., Ltd. Class H                    74,000     36,589        0.0%
    Century Sunshine Group Holdings, Ltd.                      1,055,000     52,292        0.0%
    Changshouhua Food Co., Ltd.                                   87,000     42,530        0.0%
*   Chaoda Modern Agriculture Holdings, Ltd.                     547,200     11,735        0.0%
*   Chaowei Power Holdings, Ltd.                                  61,000     39,007        0.0%
*   Chia Tai Enterprises International, Ltd.                      13,460      3,604        0.0%
*   Chigo Holding, Ltd.                                        1,272,000     15,695        0.0%
#   China Aerospace International Holdings, Ltd.                 848,000    108,852        0.0%
#*  China Agri-Industries Holdings, Ltd.                         946,700    323,142        0.0%
    China All Access Holdings, Ltd.                              160,000     51,313        0.0%
*   China Animal Healthcare, Ltd.                                 47,000      5,908        0.0%
    China Aoyuan Property Group, Ltd.                            359,000     71,076        0.0%
    China BlueChemical, Ltd. Class H                             622,000    144,744        0.0%
    China Child Care Corp., Ltd.                                 117,000      9,013        0.0%
*   China CITIC Bank Corp., Ltd. Class H                       1,055,000    663,000        0.1%
    China Coal Energy Co., Ltd. Class H                          778,000    369,365        0.0%
    China Communications Construction Co., Ltd. Class H          188,000    225,663        0.0%
    China Communications Services Corp., Ltd. Class H            852,000    402,138        0.0%
    China Conch Venture Holdings, Ltd.                            31,000     62,883        0.0%
    China Construction Bank Corp. Class H                     10,006,200  6,355,208        0.3%
#*  China COSCO Holdings Co., Ltd. Class H                       539,000    209,760        0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H         559,000     66,014        0.0%
#*  China Daye Non-Ferrous Metals Mining, Ltd.                 3,026,163     48,543        0.0%
*   China Dredging Environment Protection Holdings, Ltd.          44,000      6,107        0.0%
#*  China Dynamics Holdings, Ltd.                              1,050,000     49,234        0.0%
*   China Eastern Airlines Corp., Ltd. ADR                         2,373     62,647        0.0%
*   China Eastern Airlines Corp., Ltd. Class H                    82,000     44,830        0.0%
#   China Electronics Corp. Holdings Co., Ltd.                   122,000     36,191        0.0%
    China Everbright Bank Co., Ltd. Class H                      269,000    121,287        0.0%
    China Everbright International, Ltd.                         276,000    310,053        0.0%
#*  China Fiber Optic Network System Group, Ltd.                 521,599     60,927        0.0%
    China Financial Services Holdings, Ltd.                      354,000     31,406        0.0%
#*  China Foods, Ltd.                                            284,000    103,926        0.0%
    China Galaxy Securities Co., Ltd. Class H                    697,000    611,332        0.1%
    China Gas Holdings, Ltd.                                     184,000    266,120        0.0%
*   China Glass Holdings, Ltd.                                   262,000     33,671        0.0%
    China Harmony New Energy Auto Holding, Ltd.                  145,000     89,750        0.0%
*   China High Precision Automation Group, Ltd.                  127,000      3,745        0.0%
*   China High Speed Transmission Equipment Group Co., Ltd.      404,000    311,018        0.0%
#   China Hongqiao Group, Ltd.                                   529,500    387,551        0.0%
#   China Huishan Dairy Holdings Co., Ltd.                       963,000    358,264        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
*   China Huiyuan Juice Group, Ltd.                             268,000 $  118,522        0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                    60,600     94,880        0.0%
*   China ITS Holdings Co., Ltd.                                291,000     20,542        0.0%
    China Jinmao Holdings Group, Ltd.                         1,562,000    449,218        0.0%
    China Lesso Group Holdings, Ltd.                            392,000    214,520        0.0%
    China Life Insurance Co., Ltd. ADR                           11,032    126,978        0.0%
    China Life Insurance Co., Ltd. Class H                       21,000     48,375        0.0%
    China Lilang, Ltd.                                          141,000     90,321        0.0%
    China Longyuan Power Group Corp., Ltd. Class H              344,000    237,113        0.0%
    China LotSynergy Holdings, Ltd.                             980,000     40,221        0.0%
#*  China Lumena New Materials Corp.                            752,000         --        0.0%
    China Machinery Engineering Corp. Class H                   199,000    134,944        0.0%
    China Medical System Holdings, Ltd.                         133,000    172,594        0.0%
    China Mengniu Dairy Co., Ltd.                                94,000    158,965        0.0%
    China Merchants Bank Co., Ltd. Class H                      358,201    785,604        0.1%
    China Merchants Holdings International Co., Ltd.            271,155    806,043        0.1%
    China Merchants Land, Ltd.                                  168,000     25,465        0.0%
*   China Metal Recycling Holdings, Ltd.                         89,400         --        0.0%
    China Minsheng Banking Corp., Ltd. Class H                  672,600    630,905        0.1%
    China Mobile, Ltd.                                          152,000  1,745,076        0.1%
    China Mobile, Ltd. Sponsored ADR                             73,952  4,253,719        0.2%
#   China Modern Dairy Holdings, Ltd.                           642,000    117,827        0.0%
    China National Building Material Co., Ltd. Class H        1,268,000    656,994        0.1%
    China National Materials Co., Ltd. Class H                  644,000    170,051        0.0%
*   China New Town Development Co., Ltd.                      1,093,883     43,598        0.0%
*   China Oil & Gas Group, Ltd.                               2,084,000    149,875        0.0%
    China Oilfield Services, Ltd. Class H                       372,000    323,667        0.0%
#   China Overseas Grand Oceans Group, Ltd.                     328,250    104,447        0.0%
    China Overseas Land & Investment, Ltd.                      462,827  1,469,136        0.1%
#*  China Overseas Property Holdings, Ltd.                      154,275     21,557        0.0%
    China Pacific Insurance Group Co., Ltd. Class H              20,800     72,934        0.0%
    China Petroleum & Chemical Corp. ADR                         12,059    853,380        0.1%
    China Petroleum & Chemical Corp. Class H                    621,400    438,683        0.0%
    China Pioneer Pharma Holdings, Ltd.                          59,000     13,951        0.0%
    China Power International Development, Ltd.                 560,000    239,019        0.0%
    China Power New Energy Development Co., Ltd.                960,000     75,323        0.0%
#*  China Precious Metal Resources Holdings Co., Ltd.         1,348,000     43,401        0.0%
*   China Properties Group, Ltd.                                173,000     39,178        0.0%
    China Railway Construction Corp., Ltd. Class H              163,000    207,429        0.0%
*   China Rare Earth Holdings, Ltd.                             214,000     16,222        0.0%
*   China Resources and Transportation Group, Ltd.              840,000     14,447        0.0%
    China Resources Beer Holdings Company, Ltd.                  50,222    110,100        0.0%
    China Resources Cement Holdings, Ltd.                       680,610    222,207        0.0%
    China Resources Gas Group, Ltd.                             154,000    435,795        0.0%
    China Resources Land, Ltd.                                  350,444    860,033        0.1%
    China Resources Power Holdings Co., Ltd.                    200,678    338,506        0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.               300,000     27,355        0.0%
*   China Sanjiang Fine Chemicals Co., Ltd.                     185,000     34,487        0.0%
    China SCE Property Holdings, Ltd.                           488,600    103,103        0.0%
#*  China Shanshui Cement Group, Ltd.                           593,000    207,725        0.0%
*   China Shengmu Organic Milk, Ltd.                            523,000    122,566        0.0%
    China Shenhua Energy Co., Ltd. Class H                       97,116    163,777        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    China Shineway Pharmaceutical Group, Ltd.                    77,000 $   88,002        0.0%
#*  China Shipping Container Lines Co., Ltd. Class H            943,000    216,480        0.0%
    China Shipping Development Co., Ltd. Class H                453,752    322,774        0.0%
#   China Silver Group, Ltd.                                     82,000     18,349        0.0%
#   China Singyes Solar Technologies Holdings, Ltd.             119,000     43,723        0.0%
#   China South City Holdings, Ltd.                             858,000    164,189        0.0%
    China Southern Airlines Co., Ltd. Class H                   370,000    232,006        0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR               3,231     99,676        0.0%
    China State Construction International Holdings, Ltd.       199,600    310,405        0.0%
    China Suntien Green Energy Corp., Ltd. Class H              428,000     48,693        0.0%
*   China Taifeng Beddings Holdings, Ltd.                        44,000      1,149        0.0%
*   China Taiping Insurance Holdings Co., Ltd.                  323,706    658,801        0.1%
    China Telecom Corp., Ltd. ADR                                 3,368    167,188        0.0%
    China Telecom Corp., Ltd. Class H                           254,000    126,073        0.0%
#*  China Tian Lun Gas Holdings, Ltd.                            58,500     43,823        0.0%
#*  China Traditional Chinese Medicine Co., Ltd.                172,000     80,701        0.0%
    China Travel International Investment Hong Kong, Ltd.       918,000    269,902        0.0%
    China Unicom Hong Kong, Ltd.                                932,000  1,090,708        0.1%
    China Unicom Hong Kong, Ltd. ADR                             88,795  1,038,902        0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.          296,000     11,031        0.0%
    China Vanke Co., Ltd. Class H                               150,000    375,559        0.0%
#   China Water Affairs Group, Ltd.                             310,000    153,618        0.0%
    China Yongda Automobiles Services Holdings, Ltd.             66,500     35,503        0.0%
#*  China Yurun Food Group, Ltd.                                590,000    100,582        0.0%
    China ZhengTong Auto Services Holdings, Ltd.                341,500    139,536        0.0%
#   China Zhongwang Holdings, Ltd.                              508,400    253,168        0.0%
#*  Chinasoft International, Ltd.                               266,000     95,837        0.0%
*   Chinese People Holdings Co., Ltd.                           452,587      8,124        0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H            499,925     59,166        0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H           805,000    424,126        0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd.                                                       49,000      8,071        0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                180,000     44,633        0.0%
    CIFI Holdings Group Co., Ltd.                             1,020,000    236,037        0.0%
#   CIMC Enric Holdings, Ltd.                                   180,000     94,518        0.0%
*   CITIC Dameng Holdings, Ltd.                                 361,000     22,490        0.0%
#*  CITIC Resources Holdings, Ltd.                              994,000     88,075        0.0%
    CITIC Securities Co., Ltd. Class H                          185,500    407,688        0.0%
    CITIC, Ltd.                                               1,097,000  1,599,749        0.1%
*   Citychamp Watch & Jewellery Group, Ltd.                     450,000     76,525        0.0%
    Clear Media, Ltd.                                            29,000     27,291        0.0%
    CNOOC, Ltd.                                                 862,000  1,064,846        0.1%
    CNOOC, Ltd. Sponsored ADR                                    21,163  2,612,149        0.1%
*   Coastal Greenland, Ltd.                                     123,000      2,933        0.0%
*   Cogobuy Group                                                28,000     40,519        0.0%
#   Comba Telecom Systems Holdings, Ltd.                        502,009     88,242        0.0%
*   Comtec Solar Systems Group, Ltd.                            208,000     16,857        0.0%
#   Concord New Energy Group, Ltd.                            1,630,000     87,569        0.0%
    Consun Pharmaceutical Group, Ltd.                            78,000     38,132        0.0%
*   Coolpad Group, Ltd.                                       1,267,600    249,264        0.0%
#   COSCO Pacific, Ltd.                                         592,674    630,266        0.1%
*   Coslight Technology International Group Co., Ltd.            54,000     18,291        0.0%
    Country Garden Holdings Co., Ltd.                         2,179,786    857,281        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    CP Pokphand Co., Ltd.                                     2,254,000 $  240,297        0.0%
    CPMC Holdings, Ltd.                                         118,000     53,124        0.0%
    CRRC Corp, Ltd. Class H                                      66,000     64,223        0.0%
    CSPC Pharmaceutical Group, Ltd.                             310,000    274,324        0.0%
*   CSSC Offshore and Marine Engineering Group Co., Ltd.
      Class H                                                    24,000     37,036        0.0%
#   CT Environmental Group, Ltd.                                376,000    109,671        0.0%
    Da Ming International Holdings, Ltd.                         42,000     13,794        0.0%
*   DaChan Food Asia, Ltd.                                      128,000     14,516        0.0%
#   Dah Chong Hong Holdings, Ltd.                               306,000    126,266        0.0%
    Dalian Port PDA Co., Ltd. Class H                           254,000    110,277        0.0%
*   Daphne International Holdings, Ltd.                         350,000     52,598        0.0%
    Datang International Power Generation Co., Ltd. Class H     316,000     89,773        0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                       56,000     45,979        0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                    72,000        609        0.0%
    Digital China Holdings, Ltd.                                243,000    168,076        0.0%
    Dongfang Electric Corp., Ltd. Class H                        94,800     73,582        0.0%
    Dongfeng Motor Group Co., Ltd. Class H                      262,000    286,311        0.0%
    Dongyue Group, Ltd.                                         421,000     74,356        0.0%
#*  Dynasty Fine Wines Group, Ltd.                              114,000      3,968        0.0%
#   ENN Energy Holdings, Ltd.                                    98,000    478,009        0.0%
    EVA Precision Industrial Holdings, Ltd.                     284,000     40,488        0.0%
#   Evergrande Real Estate Group, Ltd.                        2,598,000  1,926,421        0.1%
    Fantasia Holdings Group Co., Ltd.                           564,000     74,620        0.0%
    Far East Horizon, Ltd.                                      567,000    449,343        0.0%
    Fosun International, Ltd.                                   126,392    174,638        0.0%
    Freetech Road Recycling Technology Holdings, Ltd.            84,000     10,037        0.0%
    Fu Shou Yuan International Group, Ltd.                       39,000     27,362        0.0%
    Fufeng Group, Ltd.                                          335,600    104,904        0.0%
    Fuguiniao Co., Ltd. Class H                                  53,000     27,081        0.0%
*   Fullshare Holdings, Ltd.                                  1,492,500    475,945        0.0%
    Future Land Development Holdings, Ltd.                      572,000     81,557        0.0%
#   GCL-Poly Energy Holdings, Ltd.                            4,655,000    693,704        0.1%
    Geely Automobile Holdings, Ltd.                           2,045,000  1,016,552        0.1%
*   Global Bio-Chem Technology Group Co., Ltd.                  500,000     11,464        0.0%
*   Glorious Property Holdings, Ltd.                            938,000    108,547        0.0%
    Goldbond Group Holdings, Ltd.                               330,000     12,500        0.0%
#   Golden Eagle Retail Group, Ltd.                             145,000    166,933        0.0%
    Golden Meditech Holdings, Ltd.                              206,877     26,874        0.0%
*   Goldin Properties Holdings, Ltd.                            152,000     62,877        0.0%
    Goldlion Holdings, Ltd.                                     162,000     64,679        0.0%
    Goldpac Group, Ltd.                                          33,000     13,280        0.0%
#   GOME Electrical Appliances Holding, Ltd.                  2,608,060    334,490        0.0%
*   Goodbaby International Holdings, Ltd.                       104,000     58,384        0.0%
    Great Wall Motor Co., Ltd. Class H                          405,000    304,677        0.0%
    Greatview Aseptic Packaging Co., Ltd.                       226,000    114,452        0.0%
#*  Greenland Hong Kong Holdings, Ltd.                          300,000    105,989        0.0%
*   Greentown China Holdings, Ltd.                              325,500    241,472        0.0%
    Guangdong Investment, Ltd.                                  234,000    330,422        0.0%
*   Guangdong Land Holdings, Ltd.                               208,000     60,140        0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H            64,000     39,061        0.0%
    Guangshen Railway Co., Ltd. Class H                          46,000     23,829        0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                     6,099    155,525        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
CHINA -- (Continued)
    Guangzhou R&F Properties Co., Ltd. Class H                   437,200 $  610,806        0.1%
*   Guodian Technology & Environment Group Corp., Ltd.
      Class H                                                    236,000     14,836        0.0%
    Haier Electronics Group Co., Ltd.                            163,000    273,763        0.0%
    Haitian International Holdings, Ltd.                          95,000    161,109        0.0%
    Haitong Securities Co., Ltd. Class H                         283,600    468,683        0.0%
*   Hanergy Thin Film Power Group, Ltd.                          710,000     19,709        0.0%
    Harbin Electric Co., Ltd. Class H                            280,236    114,698        0.0%
    Hengan International Group Co., Ltd.                          42,000    376,312        0.0%
#   Hengdeli Holdings, Ltd.                                    1,021,400    106,281        0.0%
*   Hi Sun Technology China, Ltd.                                372,000     66,156        0.0%
#   Hilong Holding, Ltd.                                         264,000     30,480        0.0%
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H           40,000     18,661        0.0%
*   HKC Holdings, Ltd.                                           393,477      7,165        0.0%
*   HNA International Investment Holdings, Ltd.                1,383,200     92,450        0.0%
*   Honghua Group, Ltd.                                          628,000     30,621        0.0%
    Hopewell Highway Infrastructure, Ltd.                        186,475     92,926        0.0%
*   Hopson Development Holdings, Ltd.                            228,000    216,685        0.0%
    HOSA International, Ltd.                                     102,000     33,218        0.0%
    Hua Han Health Industry Holdings, Ltd.                     1,321,842    139,185        0.0%
*   Huabao International Holdings, Ltd.                          773,000    303,142        0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                     552,000    119,536        0.0%
    Huadian Power International Corp., Ltd. Class H              274,000    140,850        0.0%
    Huaneng Power International, Inc. Class H                     58,000     41,443        0.0%
    Huaneng Power International, Inc. Sponsored ADR                3,000     85,170        0.0%
    Huaneng Renewables Corp., Ltd. Class H                     1,446,000    426,692        0.0%
    Huishang Bank Corp., Ltd. Class H                            137,000     66,103        0.0%
    Hydoo International Holding, Ltd.                            146,000     17,097        0.0%
    Industrial & Commercial Bank of China, Ltd. Class H       10,068,460  5,390,662        0.3%
#   Intime Retail Group Co., Ltd.                                248,500    223,434        0.0%
#   Jiangnan Group, Ltd.                                         596,000    100,401        0.0%
    Jiangsu Expressway Co., Ltd. Class H                          98,000    129,293        0.0%
    Jiangxi Copper Co., Ltd. Class H                             301,000    367,882        0.0%
*   Jinchuan Group International Resources Co., Ltd.             352,000     14,488        0.0%
    Ju Teng International Holdings, Ltd.                         358,000    160,240        0.0%
*   Kai Yuan Holdings, Ltd.                                    1,980,000     13,774        0.0%
#*  Kaisa Group Holdings, Ltd.                                   530,000     19,985        0.0%
*   Kangda International Environmental Co., Ltd.                  91,000     20,547        0.0%
*   Kasen International Holdings, Ltd.                           191,000     30,468        0.0%
    Kingboard Chemical Holdings, Ltd.                            210,000    402,267        0.0%
    Kingboard Laminates Holdings, Ltd.                           297,000    151,836        0.0%
#   Kingdee International Software Group Co., Ltd.               169,600     54,785        0.0%
#   Kunlun Energy Co., Ltd.                                    1,342,000  1,164,988        0.1%
    KWG Property Holding, Ltd.                                   387,900    250,474        0.0%
*   Labixiaoxin Snacks Group, Ltd.                               200,000     18,773        0.0%
    Lai Fung Holdings, Ltd.                                    1,378,000     21,617        0.0%
    Le Saunda Holdings, Ltd.                                     138,600     30,302        0.0%
    Lee & Man Chemical Co., Ltd.                                  48,300     15,725        0.0%
    Lee & Man Paper Manufacturing, Ltd.                          230,600    151,735        0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                            5,000      4,039        0.0%
    Lenovo Group, Ltd.                                           936,000    736,861        0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H               172,400     66,201        0.0%
#*  Lifetech Scientific Corp.                                    304,000     51,517        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
*   Lingbao Gold Co., Ltd. Class H                               28,000 $  5,752        0.0%
    Livzon Pharmaceutical Group, Inc. Class H                       780    3,604        0.0%
    Logan Property Holdings Co., Ltd.                           254,000   96,752        0.0%
    Longfor Properties Co., Ltd.                                401,500  565,334        0.1%
    Lonking Holdings, Ltd.                                      758,000  126,533        0.0%
*   Loudong General Nice Resources China Holdings, Ltd.         288,600   14,823        0.0%
#*  Luye Pharma Group, Ltd.                                      56,000   38,859        0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                     362,000   83,188        0.0%
    Maoye International Holdings, Ltd.                          445,000   46,324        0.0%
    Metallurgical Corp. of China, Ltd. Class H                  135,000   40,564        0.0%
*   Microport Scientific Corp.                                    3,000    1,559        0.0%
*   MIE Holdings Corp.                                          670,000   70,691        0.0%
    MIN XIN Holdings, Ltd.                                       34,000   31,929        0.0%
*   Mingfa Group International Co., Ltd.                        589,000  143,512        0.0%
    Minmetals Land, Ltd.                                        482,000   49,513        0.0%
    Minth Group, Ltd.                                            66,000  173,037        0.0%
#*  MMG, Ltd.                                                   656,000  147,613        0.0%
    MOBI Development Co., Ltd.                                  124,000   16,595        0.0%
    Nature Home Holding Co., Ltd.                                29,000    4,069        0.0%
    New China Life Insurance Co., Ltd. Class H                   32,700  106,808        0.0%
    New World Department Store China, Ltd.                      223,000   31,527        0.0%
    Nexteer Automotive Group, Ltd.                              112,000  118,194        0.0%
    Nine Dragons Paper Holdings, Ltd.                           508,000  363,344        0.0%
*   North Mining Shares Co., Ltd.                             4,240,000   45,842        0.0%
*   NVC Lighting Holdings, Ltd.                                 320,000   33,747        0.0%
*   O-Net Technologies Group, Ltd.                               52,000   17,044        0.0%
    Optics Valley Union Holding Co, Ltd.                        128,000   13,640        0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                   104,000   38,794        0.0%
    Pacific Online, Ltd.                                        210,000   62,518        0.0%
    Parkson Retail Group, Ltd.                                  351,500   38,376        0.0%
#   PAX Global Technology, Ltd.                                  53,000   45,713        0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H   847,000  339,549        0.0%
    PetroChina Co., Ltd. ADR                                      9,000  657,540        0.1%
    PetroChina Co., Ltd. Class H                                330,000  241,438        0.0%
    Phoenix Healthcare Group Co., Ltd.                           36,500   55,431        0.0%
    Phoenix Satellite Television Holdings, Ltd.                 142,000   32,627        0.0%
    PICC Property & Casualty Co., Ltd. Class H                  258,502  468,910        0.0%
    Ping An Insurance Group Co. of China, Ltd. Class H          196,500  922,190        0.1%
#   Poly Property Group Co., Ltd.                               742,000  198,086        0.0%
*   Pou Sheng International Holdings, Ltd.                      564,000  150,668        0.0%
    Powerlong Real Estate Holdings, Ltd.                        418,000   90,235        0.0%
#*  Prosperity International Holdings HK, Ltd.                1,680,000   43,872        0.0%
#*  PW Medtech Group, Ltd.                                      219,000   59,077        0.0%
*   Qunxing Paper Holdings Co., Ltd.                            147,174    7,172        0.0%
*   Real Gold Mining, Ltd.                                       19,000      644        0.0%
#*  Renhe Commercial Holdings Co., Ltd.                       6,012,000  204,792        0.0%
#   REXLot Holdings, Ltd.                                     3,354,266   59,674        0.0%
    Road King Infrastructure, Ltd.                               71,000   58,790        0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.       315,000   62,795        0.0%
#*  Semiconductor Manufacturing International Corp.           4,724,000  382,283        0.0%
*   Semiconductor Manufacturing International Corp. ADR          12,050   49,887        0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H               80,000   62,980        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
CHINA -- (Continued)
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H     216,000 $129,670        0.0%
    Shanghai Electric Group Co., Ltd. Class H                   112,000   46,818        0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        18,000   48,926        0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H      46,000   39,114        0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                    50,000   40,820        0.0%
    Shanghai Industrial Holdings, Ltd.                          166,000  379,109        0.0%
#   Shanghai Industrial Urban Development Group, Ltd.           660,000  129,750        0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                   348,000  142,869        0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H          124,800  264,842        0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                  322,000   51,301        0.0%
#*  Shanghai Zendai Property, Ltd.                            1,505,000   31,895        0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                       262,500   13,662        0.0%
    Shenguan Holdings Group, Ltd.                               446,000   46,353        0.0%
    Shenzhen Expressway Co., Ltd. Class H                       154,000  136,676        0.0%
    Shenzhen International Holdings, Ltd.                       275,343  448,616        0.0%
    Shenzhen Investment, Ltd.                                 1,226,345  493,103        0.1%
    Shenzhou International Group Holdings, Ltd.                  78,000  402,722        0.0%
    Shimao Property Holdings, Ltd.                              588,000  811,537        0.1%
*   Shougang Concord International Enterprises Co., Ltd.      1,812,000   56,601        0.0%
#   Shougang Fushan Resources Group, Ltd.                       848,000  127,494        0.0%
#   Shui On Land, Ltd.                                        1,618,656  424,495        0.0%
*   Shunfeng International Clean Energy, Ltd.                   532,000  100,309        0.0%
    Sichuan Expressway Co., Ltd. Class H                        204,000   67,676        0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                  716,000  165,226        0.0%
*   SIM Technology Group, Ltd.                                  400,000   19,526        0.0%
    Sino Biopharmaceutical, Ltd.                                875,998  620,736        0.1%
#*  Sino Oil And Gas Holdings, Ltd.                           4,585,000  107,343        0.0%
    Sino-Ocean Land Holdings, Ltd.                              877,832  393,666        0.0%
    Sinofert Holdings, Ltd.                                     834,000  113,764        0.0%
    Sinopec Engineering Group Co., Ltd. Class H                 361,500  333,444        0.0%
#   Sinopec Kantons Holdings, Ltd.                              238,000  125,607        0.0%
*   Sinopec Oilfield Service Corp. Class H                      192,000   41,946        0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR        4,550  221,585        0.0%
    Sinopharm Group Co., Ltd. Class H                           116,000  495,811        0.1%
    Sinosoft Technology Group, Ltd.                              50,000   27,299        0.0%
    Sinotrans, Ltd. Class H                                     435,000  201,050        0.0%
    Sinotruk Hong Kong, Ltd.                                    254,000  128,223        0.0%
    SITC International Holdings Co., Ltd.                       149,000   80,530        0.0%
    Skyworth Digital Holdings, Ltd.                             697,888  456,875        0.0%
    SOHO China, Ltd.                                            672,000  339,583        0.0%
*   Solargiga Energy Holdings, Ltd.                             246,000    5,379        0.0%
*   Sound Global, Ltd.                                           72,000   27,661        0.0%
#*  Sparkle Roll Group, Ltd.                                    312,000   18,821        0.0%
    Springland International Holdings, Ltd.                     378,000   68,003        0.0%
#*  SPT Energy Group, Inc.                                      416,000   31,498        0.0%
*   SRE Group, Ltd.                                           1,530,285   47,083        0.0%
#   SSY Group, Ltd.                                             599,042  205,856        0.0%
#   Sun Art Retail Group, Ltd.                                  353,500  265,341        0.0%
    Sunac China Holdings, Ltd.                                  616,000  393,042        0.0%
    Sunny Optical Technology Group Co., Ltd.                     95,000  293,004        0.0%
#*  Superb Summit International Group, Ltd.                     825,000   29,121        0.0%
*   Symphony Holdings, Ltd.                                     320,000   34,975        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
CHINA -- (Continued)
    TCC International Holdings, Ltd.                            625,000 $  125,260        0.0%
#   TCL Communication Technology Holdings, Ltd.                 258,000    167,297        0.0%
#   TCL Multimedia Technology Holdings, Ltd.                     82,000     48,765        0.0%
#*  Technovator International, Ltd.                             126,000     64,033        0.0%
    Tencent Holdings, Ltd.                                      150,500  3,062,421        0.2%
    Tenwow International Holdings, Ltd.                          59,000     17,300        0.0%
    Texhong Textile Group, Ltd.                                 138,000    134,987        0.0%
    Tian An China Investment Co., Ltd.                           67,000     35,635        0.0%
    Tian Shan Development Holdings, Ltd.                         66,000     26,449        0.0%
    Tiangong International Co., Ltd.                            492,000     39,843        0.0%
    Tianjin Port Development Holdings, Ltd.                     772,000    117,010        0.0%
#*  Tianneng Power International, Ltd.                          236,000    192,992        0.0%
*   Tianyi Summi Holdings, Ltd.                                 136,000     17,836        0.0%
#   Tibet Water Resources, Ltd.                                 209,000     59,747        0.0%
#   Tingyi Cayman Islands Holding Corp.                         392,000    458,662        0.0%
    Tomson Group, Ltd.                                           98,360     28,627        0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                109,000    171,036        0.0%
#   Tongda Group Holdings, Ltd.                                 650,000    133,519        0.0%
    Tonly Electronics Holdings, Ltd.                             31,200     14,429        0.0%
    Top Spring International Holdings, Ltd.                     107,600     46,447        0.0%
#   Towngas China Co., Ltd.                                     286,000    147,975        0.0%
    TPV Technology, Ltd.                                        422,000     68,372        0.0%
    Travelsky Technology, Ltd. Class H                          218,471    405,991        0.0%
    Trigiant Group, Ltd.                                        360,000     61,094        0.0%
#   Truly International Holdings, Ltd.                          608,000    237,372        0.0%
    Tsingtao Brewery Co., Ltd. Class H                           24,000     90,890        0.0%
    Uni-President China Holdings, Ltd.                          182,400    169,863        0.0%
*   United Energy Group, Ltd.                                   794,000     42,475        0.0%
#   Universal Health International Group Holding, Ltd.          328,000     29,501        0.0%
#   V1 Group, Ltd.                                            1,149,800     63,457        0.0%
#   Want Want China Holdings, Ltd.                              422,000    323,131        0.0%
    Wasion Group Holdings, Ltd.                                 130,000     72,264        0.0%
    Weichai Power Co., Ltd. Class H                             169,440    203,905        0.0%
    Welling Holding, Ltd.                                       394,400     65,788        0.0%
#   West China Cement, Ltd.                                     894,000    187,507        0.0%
    Wisdom Sports Group                                         115,000     44,730        0.0%
#*  Wuzhou International Holdings, Ltd.                         466,000     50,444        0.0%
    Xiamen International Port Co., Ltd. Class H                 394,000     80,916        0.0%
*   Xinchen China Power Holdings, Ltd.                           64,000     10,015        0.0%
    Xingda International Holdings, Ltd.                         275,000     57,549        0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H      155,000    144,280        0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H     51,400     84,652        0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H           228,000     24,610        0.0%
#   Xinyi Solar Holdings, Ltd.                                  370,000    145,361        0.0%
    Xiwang Special Steel Co., Ltd.                              185,000     18,326        0.0%
    XTEP International Holdings, Ltd.                            91,500     54,089        0.0%
*   Yanchang Petroleum International, Ltd.                    1,360,000     28,328        0.0%
    Yanlord Land Group, Ltd.                                     71,000     63,797        0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                        56,000     31,805        0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  18,500    103,970        0.0%
#   Yestar International Holdings Co., Ltd.                     105,000     42,086        0.0%
    Yida China Holdings, Ltd.                                   110,000     43,776        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES     VALUE++     ASSETS**
                                                              --------- ------------ ----------
CHINA -- (Continued)
    Yingde Gases Group Co., Ltd.                                460,500 $    172,027        0.0%
    Yip's Chemical Holdings, Ltd.                                96,000       33,392        0.0%
    Youyuan International Holdings, Ltd.                        155,510       36,023        0.0%
    Yuanda China Holdings, Ltd.                               1,038,000       32,440        0.0%
    Yuexiu Property Co., Ltd.                                 2,859,720      415,162        0.0%
    Yuexiu Transport Infrastructure, Ltd.                       138,639       92,970        0.0%
    Yuzhou Properties Co., Ltd.                                 388,000      106,489        0.0%
#   Zall Development Group, Ltd.                                384,000      157,279        0.0%
    Zhaojin Mining Industry Co., Ltd. Class H                   185,000      159,857        0.0%
    Zhejiang Expressway Co., Ltd. Class H                       192,000      196,164        0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H      16,600        6,962        0.0%
*   Zhong An Real Estate, Ltd.                                  146,000       13,332        0.0%
#   Zhongsheng Group Holdings, Ltd.                             270,000      138,286        0.0%
    Zhuhai Holdings Investment Group, Ltd.                      196,000       30,510        0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                35,000      199,141        0.0%
    Zijin Mining Group Co., Ltd. Class H                        269,000       89,395        0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                   388,800      131,179        0.0%
    ZTE Corp. Class H                                            53,004       82,463        0.0%
                                                                        ------------        ---
TOTAL CHINA                                                              106,211,429        4.7%
                                                                        ------------        ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                           17,924      100,798        0.0%
    Banco de Bogota SA                                            1,407       31,107        0.0%
    Bancolombia SA                                               25,569      228,880        0.0%
    Bancolombia SA Sponsored ADR                                  9,801      379,201        0.1%
    Celsia SA ESP                                                52,696       71,219        0.0%
    Cementos Argos SA                                            14,282       58,057        0.0%
*   Cemex Latam Holdings SA                                      17,806       81,633        0.0%
    Corp. Financiera Colombiana SA(B000C92)                       7,042       95,372        0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                          97        1,311        0.0%
    Ecopetrol SA                                                116,153       57,695        0.0%
    Ecopetrol SA Sponsored ADR                                   10,314      102,521        0.0%
    Empresa de Telecomunicaciones de Bogota                      40,000        8,565        0.0%
    Grupo Argos SA                                                1,610       10,625        0.0%
    Grupo Aval Acciones y Valores SA ADR                          2,187       17,693        0.0%
    Grupo de Inversiones Suramericana SA                          9,338      126,203        0.0%
    Grupo Nutresa SA                                              5,596       51,075        0.0%
    Interconexion Electrica SA ESP                               49,754      151,950        0.0%
    Isagen SA ESP                                                98,052      141,294        0.0%
                                                                        ------------        ---
TOTAL COLOMBIA                                                             1,715,199        0.1%
                                                                        ------------        ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                     11,693      228,350        0.0%
    Komercni banka A.S.                                             318       65,403        0.0%
    O2 Czech Republic A.S.                                        3,809       38,721        0.0%
    Pegas Nonwovens SA                                            2,000       70,307        0.0%
    Philip Morris CR A.S.                                           100       52,486        0.0%
*   Unipetrol A.S.                                               11,278       91,248        0.0%
                                                                        ------------        ---
TOTAL CZECH REPUBLIC                                                         546,515        0.0%
                                                                        ------------        ---

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
DENMARK -- (1.3%)
    ALK-Abello A.S.                                             1,220 $  198,451        0.0%
    Alm Brand A.S.                                             33,207    246,938        0.0%
    Ambu A.S. Class B                                           7,992    275,597        0.0%
    AP Moeller - Maersk A.S. Class A                              262    356,955        0.0%
    AP Moeller - Maersk A.S. Class B                              571    803,686        0.0%
*   Bang & Olufsen A.S.                                        12,488    135,504        0.0%
*   Bavarian Nordic A.S.                                        6,528    249,539        0.0%
*   BoConcept Holding A.S. Class B                                456     30,176        0.0%
    Carlsberg A.S. Class B                                      9,613    937,097        0.1%
    Chr Hansen Holding A.S.                                    24,228  1,508,703        0.1%
    Coloplast A.S. Class B                                      4,082    305,805        0.0%
*   D/S Norden A.S.                                             8,102    141,903        0.0%
    Danske Bank A.S.                                           31,856    901,351        0.1%
    DFDS A.S.                                                  11,264    449,540        0.0%
    DSV A.S.                                                   53,241  2,241,347        0.1%
    FLSmidth & Co. A.S.                                        18,198    707,355        0.0%
*   Genmab A.S.                                                 7,583  1,125,096        0.1%
    GN Store Nord A.S.                                         48,850    961,279        0.1%
*   H Lundbeck A.S.                                            13,384    447,199        0.0%
*   H+H International A.S. Class B                              3,323     36,851        0.0%
    IC Group A.S.                                               2,723     92,108        0.0%
    ISS A.S.                                                   29,207  1,109,417        0.1%
*   Jeudan A.S.                                                   397     45,240        0.0%
    Jyske Bank A.S.                                            30,592  1,251,964        0.1%
    Matas A.S.                                                 12,520    238,921        0.0%
    NKT Holding A.S.                                            9,192    524,076        0.0%
    Nordjyske Bank A.S.                                         2,948     42,535        0.0%
    Novo Nordisk A.S. Class B                                  61,513  3,434,538        0.2%
    Novo Nordisk A.S. Sponsored ADR                            20,820  1,161,548        0.1%
    Novozymes A.S. Class B                                     23,159  1,110,756        0.1%
    Pandora A.S.                                               18,262  2,374,289        0.1%
*   Parken Sport & Entertainment A.S.                           1,975     18,994        0.0%
    PER Aarsleff A.S. Class B                                   7,330    202,575        0.0%
    Ringkjoebing Landbobank A.S.                                1,230    259,035        0.0%
    Rockwool International A.S. Class B                         3,041    506,933        0.0%
    Royal Unibrew A.S.                                         13,435    607,008        0.0%
    RTX A.S.                                                    3,831     52,217        0.0%
*   Santa Fe Group A.S.                                         5,671     54,578        0.0%
    Schouw & Co.                                                5,210    304,748        0.0%
    SimCorp A.S.                                               11,800    530,826        0.0%
    Solar A.S. Class B                                          2,004    102,981        0.0%
    Spar Nord Bank A.S.                                        17,221    140,604        0.0%
    Sydbank A.S.                                               21,250    601,055        0.0%
    TDC A.S.                                                  159,600    817,195        0.1%
    Tivoli A.S.                                                    80      5,729        0.0%
*   TK Development A.S.                                         8,577      8,915        0.0%
*   Topdanmark A.S.                                            25,711    680,827        0.0%
    Tryg A.S.                                                  26,225    495,543        0.0%
    United International Enterprises                              860    128,079        0.0%
    Vestas Wind Systems A.S.                                   10,531    753,830        0.0%
*   Vestjysk Bank A.S.                                          5,218      7,315        0.0%
*   William Demant Holding A.S.                                 6,501    668,494        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
DENMARK -- (Continued)
*   Zealand Pharma A.S.                                         3,026 $    60,106        0.0%
                                                                      -----------        ---
TOTAL DENMARK                                                          30,453,351        1.4%
                                                                      -----------        ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR                25,338      94,630        0.0%
*   Global Telecom Holding SAE GDR                             18,270      30,157        0.0%
                                                                      -----------        ---
TOTAL EGYPT                                                               124,787        0.0%
                                                                      -----------        ---
FINLAND -- (1.3%)
    Ahlstrom Oyj                                                7,221      65,083        0.0%
    Alma Media Oyj                                              3,037      12,643        0.0%
    Amer Sports Oyj                                            44,342   1,312,695        0.1%
    Aspo Oyj                                                    6,086      47,539        0.0%
    Atria P.L.C.                                                2,101      21,557        0.0%
*   BasWare Oyj                                                 1,070      47,193        0.0%
    Bittium Oyj                                                13,678      94,670        0.0%
    Cargotec Oyj Class B                                       15,973     604,565        0.0%
    Caverion Corp.                                             19,094     140,136        0.0%
    Citycon Oyj                                               103,166     261,582        0.0%
    Comptel Oyj                                                10,166      19,235        0.0%
    Cramo Oyj                                                  14,158     283,708        0.0%
    Elisa Oyj                                                  32,593   1,218,716        0.1%
    F-Secure Oyj                                               21,049      61,751        0.0%
*   Finnair Oyj                                                18,798     111,946        0.0%
    Fiskars Oyj Abp                                            10,974     213,044        0.0%
    Fortum Oyj                                                 36,193     545,664        0.0%
    HKScan Oyj Class A                                          9,570      34,534        0.0%
#   Huhtamaki Oyj                                              38,214   1,503,149        0.1%
    Kemira Oyj                                                 42,249     512,608        0.0%
    Kesko Oyj Class A                                           6,764     270,686        0.0%
    Kesko Oyj Class B                                          26,056   1,042,200        0.1%
    Kone Oyj Class B                                           22,183   1,013,594        0.1%
    Konecranes Oyj                                             13,096     300,726        0.0%
    Lassila & Tikanoja Oyj                                     11,538     200,773        0.0%
    Lemminkainen Oyj                                              971      14,891        0.0%
    Metsa Board Oyj                                            80,239     504,478        0.0%
    Metso Oyj                                                  40,396     973,032        0.1%
    Metso Oyj Sponsored ADR                                       800       4,776        0.0%
    Munksjo Oyj                                                 3,996      45,577        0.0%
    Neste Oyj                                                  50,918   1,631,644        0.1%
    Nokia Oyj(5946455)                                        150,663     885,116        0.1%
    Nokia Oyj(5902941)                                        368,602   2,176,041        0.1%
    Nokian Renkaat Oyj                                         30,884   1,140,730        0.1%
    Okmetic Oyj                                                 4,178      43,748        0.0%
    Olvi Oyj Class A                                            3,955     109,941        0.0%
    Oriola-KD Oyj Class B                                      34,758     172,012        0.0%
    Orion Oyj Class A                                           4,886     168,117        0.0%
    Orion Oyj Class B                                          21,344     745,433        0.0%
*   Outokumpu Oyj                                              75,087     316,068        0.0%
*   Outotec Oyj                                                51,665     206,113        0.0%
    PKC Group Oyj                                               8,416     151,471        0.0%
    Ponsse Oy                                                   1,987      50,814        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FINLAND -- (Continued)
*   Poyry Oyj                                                   5,709 $    22,244        0.0%
    Raisio Oyj Class V                                         50,845     250,769        0.0%
    Ramirent Oyj                                               28,261     197,675        0.0%
    Revenio Group Oyj                                             670      19,807        0.0%
#   Sampo Oyj Class A                                          33,787   1,477,879        0.1%
    Sanoma Oyj                                                 46,713     228,663        0.0%
    SRV Group Oyj                                               3,551      14,362        0.0%
*   Stockmann Oyj Abp Class B                                   9,922      68,893        0.0%
#   Stora Enso Oyj Class R                                    228,200   1,995,174        0.1%
    Stora Enso Oyj Sponsored ADR                                1,800      15,636        0.0%
*   Talvivaara Mining Co. P.L.C.                              136,822         893        0.0%
    Technopolis Oyj                                            32,902     142,075        0.0%
    Tieto Oyj                                                  21,406     562,512        0.0%
    Tikkurila Oyj                                              10,157     178,289        0.0%
    UPM-Kymmene Oyj                                           210,965   4,038,307        0.2%
    UPM-Kymmene Oyj Sponsored ADR                               1,300      25,012        0.0%
    Uponor Oyj                                                 17,236     265,926        0.0%
    Vaisala Oyj Class A                                         1,474      41,978        0.0%
    Valmet Oyj                                                 32,957     413,848        0.0%
    Wartsila Oyj Abp                                           17,603     755,474        0.0%
    YIT Oyj                                                    48,840     333,436        0.0%
                                                                      -----------        ---
TOTAL FINLAND                                                          30,328,851        1.4%
                                                                      -----------        ---
FRANCE -- (5.4%)
    Accor SA                                                   33,436   1,480,655        0.1%
    Actia Group                                                 1,316       8,019        0.0%
    Aeroports de Paris                                          2,219     279,304        0.0%
*   Air France-KLM                                             36,000     322,529        0.0%
    Air Liquide SA                                              8,915   1,011,109        0.1%
    Airbus Group SE                                            24,049   1,503,485        0.1%
    Akka Technologies                                           2,022      65,199        0.0%
    Albioma SA                                                  7,343     119,719        0.0%
*   Alstom SA                                                  12,568     321,370        0.0%
    Alten SA                                                    8,829     545,141        0.0%
    Altran Technologies SA                                     40,760     604,955        0.0%
    April SA                                                    3,147      43,221        0.0%
*   Archos                                                      2,165       4,479        0.0%
    Arkema SA                                                  26,548   2,118,968        0.1%
    Assystem                                                    3,266      84,752        0.0%
    Atos SE                                                    21,607   1,923,167        0.1%
    Aubay                                                         778      17,529        0.0%
    AXA SA                                                     82,549   2,084,329        0.1%
    AXA SA Sponsored ADR                                        5,414     137,082        0.0%
    Axway Software SA                                           1,277      28,117        0.0%
    Beneteau SA                                                 3,617      42,023        0.0%
    BioMerieux                                                  4,402     568,174        0.0%
    BNP Paribas SA                                             40,958   2,169,092        0.1%
    Boiron SA                                                   1,642     131,620        0.0%
    Bollore SA                                                159,527     631,757        0.0%
    Bonduelle SCA                                               4,965     146,559        0.0%
    Bourbon SA                                                    829      12,234        0.0%
    Bouygues SA                                                42,186   1,407,702        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FRANCE -- (Continued)
    Bureau Veritas SA                                          15,901 $  376,905        0.0%
    Burelle SA                                                     45     41,737        0.0%
    Capgemini SA                                               18,385  1,716,106        0.1%
    Carrefour SA                                               93,548  2,650,296        0.1%
    Casino Guichard Perrachon SA                               18,978  1,129,470        0.1%
*   Cegedim SA                                                    878     24,097        0.0%
    Cegid Group SA                                              2,254    159,402        0.0%
#*  CGG SA                                                    108,004    101,494        0.0%
    CGG SA Sponsored ADR                                       23,995     23,095        0.0%
    Chargeurs SA                                               13,753    140,373        0.0%
    Christian Dior SE                                           3,321    583,567        0.0%
    Cie de Saint-Gobain                                        82,244  3,768,628        0.2%
    Cie Generale des Etablissements Michelin                   36,347  3,796,446        0.2%
    CNP Assurances                                             44,540    758,972        0.0%
*   Coface SA                                                  10,468     84,556        0.0%
    Credit Agricole SA                                         72,678    804,454        0.0%
    Danone SA                                                  19,220  1,346,618        0.1%
    Danone SA Sponsored ADR                                       600      8,484        0.0%
    Dassault Systemes                                           3,682    287,993        0.0%
    Dassault Systemes ADR                                       1,228     95,919        0.0%
    Derichebourg SA                                            35,689    113,788        0.0%
    Devoteam SA                                                 2,730    127,328        0.0%
    Edenred                                                    38,267    754,840        0.0%
    Eiffage SA                                                 18,238  1,450,876        0.1%
#   Electricite de France SA                                   34,066    489,422        0.0%
    Elior Group                                                26,737    574,740        0.0%
    Engie SA                                                  232,710  3,838,189        0.2%
*   Eramet                                                      1,419     56,566        0.0%
    Essilor International SA                                   13,092  1,694,838        0.1%
*   Esso SA Francaise                                           1,078     48,846        0.0%
*   Etablissements Maurel et Prom                              64,889    261,485        0.0%
    Euler Hermes Group                                          3,547    337,198        0.0%
    Eurofins Scientific SE                                      1,562    579,542        0.0%
    Euronext NV                                                 8,837    373,557        0.0%
    Eutelsat Communications SA                                 37,859  1,176,224        0.1%
    Exel Industries Class A                                       289     25,378        0.0%
    Faiveley Transport SA                                       1,094    119,074        0.0%
    Faurecia                                                   25,241  1,042,906        0.1%
    Fimalac                                                       395     44,372        0.0%
    Fleury Michon SA                                              371     25,618        0.0%
*   GameLoft SE                                                12,299    104,199        0.0%
    Gaztransport Et Technigaz SA                                4,500    166,983        0.0%
    GL Events                                                   3,809     73,059        0.0%
    Groupe Crit                                                 1,156     76,199        0.0%
    Groupe Eurotunnel SE                                       84,383  1,077,379        0.1%
*   Groupe Flo                                                  1,396      2,291        0.0%
*   Groupe Fnac SA                                              4,066    234,596        0.0%
    Groupe Gorge                                                  566     13,929        0.0%
    Guerbet                                                     2,049    134,587        0.0%
    Haulotte Group SA                                           4,444     69,313        0.0%
    Havas SA                                                   28,291    237,212        0.0%
    Hermes International                                          651    231,858        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
FRANCE -- (Continued)
*   Hipay Group SA                                              2,042 $   24,278        0.0%
    Iliad SA                                                    1,366    298,687        0.0%
    Imerys SA                                                  10,713    791,136        0.0%
    Ingenico Group SA                                           6,146    724,476        0.0%
    Interparfums SA                                             2,156     57,033        0.0%
    Ipsen SA                                                    3,728    225,391        0.0%
    IPSOS                                                      13,770    410,602        0.0%
    Jacquet Metal Service                                       5,045     74,970        0.0%
    JCDecaux SA                                                11,153    494,164        0.0%
    Kering                                                      6,960  1,193,626        0.1%
    Korian SA                                                  12,156    383,092        0.0%
    L'Oreal SA                                                  4,603    836,115        0.1%
    Lagardere SCA                                              37,726  1,001,167        0.1%
    Laurent-Perrier                                               664     56,455        0.0%
*   Le Noble Age                                                1,043     35,649        0.0%
    Lectra                                                      1,700     25,839        0.0%
    Legrand SA                                                 14,410    821,337        0.1%
    LISI                                                        6,351    181,727        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                        11,021  1,836,226        0.1%
    Maisons France Confort SA                                     535     25,097        0.0%
    Manitou BF SA                                               2,706     46,963        0.0%
    Manutan International                                         734     39,545        0.0%
    Mersen                                                      5,087     81,300        0.0%
*   METabolic EXplorer SA                                       4,118     10,571        0.0%
    Metropole Television SA                                    10,628    201,617        0.0%
    MGI Coutier                                                 4,240     90,314        0.0%
    Natixis SA                                                 68,716    379,171        0.0%
*   Naturex                                                     1,883    158,778        0.0%
    Neopost SA                                                 14,136    346,285        0.0%
*   Nexans SA                                                   5,053    235,074        0.0%
    Nexity SA                                                  12,666    678,910        0.0%
*   Nicox                                                       4,348     42,487        0.0%
*   NRJ Group                                                   4,409     45,154        0.0%
    Numericable-SFR SA                                          3,028     99,210        0.0%
    Oeneo SA                                                    2,265     18,759        0.0%
*   Onxeo SA                                                   10,246     39,484        0.0%
    Orange SA                                                 252,114  4,188,602        0.2%
    Orange SA Sponsored ADR                                    26,020    431,672        0.0%
    Orpea                                                       7,493    618,166        0.0%
*   Parrot SA                                                   3,660     73,738        0.0%
    Pernod Ricard SA                                           11,956  1,291,426        0.1%
*   Peugeot SA                                                120,154  1,936,420        0.1%
*   Pierre & Vacances SA                                        2,131     83,520        0.0%
    Plastic Omnium SA                                          22,695    752,041        0.0%
    Plastivaloire                                                 386     31,224        0.0%
    Publicis Groupe SA                                         12,559    929,406        0.1%
    Publicis Groupe SA ADR                                      1,600     29,584        0.0%
    Rallye SA                                                  10,727    206,091        0.0%
*   Recylex SA                                                  5,815     15,696        0.0%
    Renault SA                                                 29,945  2,889,326        0.1%
    Rexel SA                                                   78,074  1,183,803        0.1%
    Rubis SCA                                                   8,525    665,966        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FRANCE -- (Continued)
    Safran SA                                                  13,595 $   937,234        0.1%
    Saft Groupe SA                                              8,063     250,494        0.0%
    Sanofi                                                     39,043   3,218,181        0.2%
    Sanofi ADR                                                 39,660   1,630,026        0.1%
    Sartorius Stedim Biotech                                      779     297,696        0.0%
    Savencia SA                                                 1,129      74,951        0.0%
    Schneider Electric SE(B11BPS1)                              1,444      94,013        0.0%
    Schneider Electric SE(4834108)                             30,730   2,009,360        0.1%
    SCOR SE                                                    48,074   1,637,673        0.1%
    SEB SA                                                      6,376     714,332        0.0%
    Seche Environnement SA                                        824      29,433        0.0%
*   Sequana SA                                                 11,045      34,419        0.0%
    SES SA                                                     19,167     523,656        0.0%
    Societe BIC SA                                              3,399     482,601        0.0%
    Societe Generale SA                                        59,568   2,343,832        0.1%
*   Societe Internationale de Plantations d'Heveas SA             245       9,947        0.0%
    Societe Television Francaise 1                             27,609     332,547        0.0%
    Sodexo SA                                                   4,695     474,306        0.0%
#*  Solocal Group                                               7,072      42,250        0.0%
    Somfy SA                                                      158      57,691        0.0%
    Sopra Steria Group                                          4,492     522,453        0.0%
*   Stallergenes Greer P.L.C.                                     398      12,127        0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   25,338     104,120        0.0%
    Stef SA                                                     1,461     110,271        0.0%
    STMicroelectronics NV(2430025)                             37,473     230,084        0.0%
    STMicroelectronics NV(5962332)                            204,953   1,260,136        0.1%
    Suez Environnement Co.                                     35,668     657,348        0.0%
    Sword Group                                                 1,588      42,647        0.0%
    Synergie SA                                                 5,958     179,869        0.0%
    Tarkett SA                                                  5,564     181,513        0.0%
    Technicolor SA                                             47,505     325,849        0.0%
    Technip SA                                                 37,094   2,174,082        0.1%
    Teleperformance                                            18,488   1,660,632        0.1%
    Tessi SA                                                       80      13,260        0.0%
    Thales SA                                                  10,191     881,905        0.1%
*   Theolia SA                                                 18,523      13,798        0.0%
    Total Gabon                                                    81      13,056        0.0%
    Total SA                                                  219,419  11,089,611        0.5%
    Total SA Sponsored ADR                                      5,401     274,110        0.0%
*   Touax SA                                                       25         257        0.0%
    Trigano SA                                                  2,400     140,773        0.0%
*   UBISOFT Entertainment                                      39,703   1,152,382        0.1%
    Valeo SA                                                   12,678   2,010,971        0.1%
#   Vallourec SA                                               68,786     358,205        0.0%
*   Valneva SE                                                 14,422      56,002        0.0%
    Veolia Environnement SA                                    39,060     959,531        0.1%
    Veolia Environnement SA ADR                                13,366     320,383        0.0%
    Vetoquinol SA                                                 532      22,035        0.0%
    Vicat SA                                                    3,833     266,827        0.0%
    VIEL & Cie SA                                              13,569      54,639        0.0%
    Vilmorin & Cie SA                                           1,915     137,058        0.0%
    Vinci SA                                                   37,019   2,764,886        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
FRANCE -- (Continued)
    Virbac SA                                                     896 $    163,399        0.0%
    Vivendi SA                                                 27,538      529,015        0.0%
    Vranken-Pommery Monopole SA                                   106        3,009        0.0%
*   Worldline SA                                                5,960      167,119        0.0%
    Zodiac Aerospace                                           32,659      766,232        0.0%
                                                                      ------------        ---
TOTAL FRANCE                                                           123,418,900        5.5%
                                                                      ------------        ---
GERMANY -- (5.2%)
    Aareal Bank AG                                             23,677      842,904        0.1%
    Adidas AG                                                  17,702    2,283,866        0.1%
    Adler Modemaerkte AG                                        2,793       26,544        0.0%
*   ADVA Optical Networking SE                                 17,734      189,243        0.0%
*   AIXTRON SE                                                 30,814      153,483        0.0%
    Allgeier SE                                                 1,637       29,676        0.0%
    Allianz SE                                                 17,469    2,971,964        0.1%
    Allianz SE Sponsored ADR                                   36,967      629,918        0.0%
    Amadeus Fire AG                                               675       50,745        0.0%
    Aurubis AG                                                 12,506      679,653        0.0%
    Axel Springer SE                                           12,691      709,643        0.0%
    BASF SE                                                    97,349    8,053,761        0.4%
    BASF SE Sponsored ADR                                       1,000       79,820        0.0%
    Bauer AG                                                    4,794       78,377        0.0%
    Bayer AG                                                   23,166    2,677,222        0.1%
    Bayer AG Sponsored ADR                                        200       22,616        0.0%
    Bayerische Motoren Werke AG                                57,820    5,349,134        0.3%
    BayWa AG                                                    6,350      221,988        0.0%
    Bechtle AG                                                  3,005      314,277        0.0%
    Beiersdorf AG                                               4,330      388,814        0.0%
    Bertrandt AG                                                1,271      147,111        0.0%
    Bijou Brigitte AG                                             921       59,452        0.0%
    Bilfinger SE                                               14,926      651,556        0.0%
    Biotest AG                                                  2,019       38,604        0.0%
    Borussia Dortmund GmbH & Co. KGaA                          36,264      163,020        0.0%
    Brenntag AG                                                27,624    1,622,595        0.1%
    CANCOM SE                                                   3,759      191,804        0.0%
    Carl Zeiss Meditec AG                                       7,097      231,834        0.0%
    CENIT AG                                                    4,236      100,856        0.0%
    CENTROTEC Sustainable AG                                    4,859       80,472        0.0%
    Cewe Stiftung & Co. KGAA                                    2,229      140,568        0.0%
    Comdirect Bank AG                                          10,665      121,477        0.0%
    Commerzbank AG                                             84,791      795,114        0.1%
    CompuGroup Medical SE                                       4,683      184,036        0.0%
*   Constantin Medien AG                                          444        1,076        0.0%
    Continental AG                                              6,411    1,411,788        0.1%
*   CropEnergies AG                                             8,062       39,767        0.0%
    CTS Eventim AG & Co. KGaA                                   9,615      337,437        0.0%
    Daimler AG                                                140,117    9,762,882        0.5%
*   DEAG Deutsche Entertainment AG                              5,236       23,291        0.0%
    Delticom AG                                                   285        5,229        0.0%
    Deutsche Bank AG                                           63,303    1,200,225        0.1%
    Deutsche Boerse AG                                          9,564      787,008        0.1%
    Deutsche Lufthansa AG                                     111,916    1,742,515        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
    Deutsche Post AG                                           38,018 $1,116,713        0.1%
    Deutsche Telekom AG                                       235,891  4,140,696        0.2%
    Deutsche Telekom AG Sponsored ADR                         104,159  1,826,949        0.1%
    Deutsche Wohnen AG                                         43,141  1,322,774        0.1%
    Deutz AG                                                   40,350    206,268        0.0%
*   Dialog Semiconductor P.L.C.                                11,423    398,394        0.0%
    DIC Asset AG                                               11,813    108,931        0.0%
    DMG Mori AG                                                13,507    647,517        0.0%
    Dr Hoenle AG                                                  518     13,668        0.0%
    Draegerwerk AG & Co. KGaA                                     972     59,159        0.0%
    Drillisch AG                                                9,662    399,584        0.0%
    Duerr AG                                                    5,414    434,413        0.0%
    E.ON SE                                                   409,415  4,243,247        0.2%
    E.ON SE Sponsored ADR                                       3,600     37,476        0.0%
    Eckert & Ziegler AG                                           831     18,442        0.0%
    Elmos Semiconductor AG                                      3,059     38,402        0.0%
    ElringKlinger AG                                           10,967    269,227        0.0%
*   Euromicron AG                                               1,356     12,288        0.0%
*   Evotec AG                                                   7,781     31,064        0.0%
    Fielmann AG                                                 4,315    318,843        0.0%
*   First Sensor AG                                               945     11,481        0.0%
    Francotyp-Postalia Holding AG Class A                       3,372     14,970        0.0%
    Fraport AG Frankfurt Airport Services Worldwide            12,475    756,268        0.0%
    Freenet AG                                                 32,223    986,390        0.1%
    Fresenius Medical Care AG & Co. KGaA                       20,668  1,798,882        0.1%
    Fresenius SE & Co. KGaA                                    58,466  4,263,235        0.2%
    Fuchs Petrolub SE                                           4,941    182,342        0.0%
    GEA Group AG                                                5,538    257,348        0.0%
    Gerresheimer AG                                            12,028    897,067        0.1%
    Gerry Weber International AG                                5,150     74,418        0.0%
    Gesco AG                                                      578     48,294        0.0%
    GFK SE                                                      2,790    108,733        0.0%
    GFT Technologies SE                                         4,170    102,512        0.0%
    Grammer AG                                                  7,527    291,586        0.0%
    Grenkeleasing AG                                            1,294    255,397        0.0%
*   H&R AG                                                      6,306     74,463        0.0%
    Hamburger Hafen und Logistik AG                            10,530    165,346        0.0%
    Hannover Rueck SE                                           3,794    433,734        0.0%
    HeidelbergCement AG                                        12,165  1,083,188        0.1%
#*  Heidelberger Druckmaschinen AG                             33,666     76,089        0.0%
    Hella KGaA Hueck & Co.                                      5,190    198,674        0.0%
    Henkel AG & Co. KGaA                                        3,035    308,734        0.0%
    Highlight Communications AG                                 2,399     15,987        0.0%
    Hochtief AG                                                 2,930    376,424        0.0%
    Hornbach Baumarkt AG                                          762     23,637        0.0%
    Hugo Boss AG                                                5,937    378,876        0.0%
    Indus Holding AG                                            6,439    328,585        0.0%
    Infineon Technologies AG                                   66,375    947,010        0.1%
    Infineon Technologies AG ADR                               51,213    733,882        0.0%
    Init Innovation In Traffic Systems AG                       1,003     16,323        0.0%
    Isra Vision AG                                                823     58,409        0.0%
    Jenoptik AG                                                15,465    241,930        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
GERMANY -- (Continued)
    K+S AG                                                     65,605 $1,637,519        0.1%
    KION Group AG                                              22,236  1,214,253        0.1%
    Kloeckner & Co. SE                                         35,324    412,349        0.0%
*   Koenig & Bauer AG                                           5,554    208,155        0.0%
*   Kontron AG                                                 22,380     73,941        0.0%
    Krones AG                                                   4,409    503,568        0.0%
    KSB AG                                                         38     13,516        0.0%
    KUKA AG                                                     6,263    618,604        0.0%
    KWS Saat SE                                                   722    250,545        0.0%
    Lanxess AG                                                 26,536  1,389,680        0.1%
    LEG Immobilien AG                                          12,208  1,132,465        0.1%
    Leifheit AG                                                   268     17,201        0.0%
    Leoni AG                                                   11,807    426,686        0.0%
    Linde AG                                                   15,298  2,340,623        0.1%
    LPKF Laser & Electronics AG                                 4,377     36,460        0.0%
    MAN SE                                                      2,854    309,769        0.0%
*   Manz AG                                                       880     37,035        0.0%
*   Medigene AG                                                 2,880     29,993        0.0%
    Merck KGaA                                                  6,784    638,895        0.0%
    Metro AG                                                   62,485  1,993,501        0.1%
    MLP AG                                                     11,364     44,284        0.0%
    MTU Aero Engines AG                                        17,987  1,700,614        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG               7,729  1,436,865        0.1%
    MVV Energie AG                                              1,519     34,148        0.0%
    Nemetschek SE                                               4,409    246,723        0.0%
    Nexus AG                                                      982     17,217        0.0%
*   Nordex SE                                                  13,855    389,899        0.0%
    Norma Group SE                                              7,536    389,103        0.0%
    OHB SE                                                      1,700     37,489        0.0%
    Osram Licht AG                                             21,021  1,097,699        0.1%
    paragon AG                                                    720     22,683        0.0%
*   Patrizia Immobilien AG                                      9,704    225,057        0.0%
    Pfeiffer Vacuum Technology AG                               2,070    222,960        0.0%
    PNE Wind AG                                                19,757     49,505        0.0%
    ProSiebenSat.1 Media SE                                    12,095    617,873        0.0%
    Puma SE                                                     1,031    235,101        0.0%
*   PVA TePla AG                                                1,103      3,314        0.0%
*   QIAGEN NV                                                  34,885    784,586        0.0%
    QSC AG                                                     23,437     36,403        0.0%
    R Stahl AG                                                    845     28,689        0.0%
    Rational AG                                                   425    215,985        0.0%
    Rheinmetall AG                                             13,892  1,088,399        0.1%
    RHOEN-KLINIKUM AG                                           8,529    265,354        0.0%
#   RIB Software AG                                             3,584     37,914        0.0%
    RTL Group SA                                                2,061    172,561        0.0%
*   RWE AG                                                    183,669  2,751,837        0.1%
    S&T AG                                                      3,557     28,320        0.0%
    SAF-Holland SA                                             19,185    226,482        0.0%
    Salzgitter AG                                              14,489    491,133        0.0%
    SAP SE                                                     11,432    896,966        0.1%
    SAP SE Sponsored ADR                                        9,200    723,304        0.0%
    Schaltbau Holding AG                                        1,314     70,888        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES   VALUE++     ASSETS**
                                                              ------ ------------ ----------
GERMANY -- (Continued)
#*  SGL Carbon SE                                              7,545 $     88,433        0.0%
    SHW AG                                                     2,328       67,281        0.0%
    Siemens AG                                                43,047    4,504,792        0.2%
    Sixt SE                                                    5,937      344,333        0.0%
*   SKW Stahl-Metallurgie Holding AG                           1,468        8,067        0.0%
#*  SMA Solar Technology AG                                    4,385      233,353        0.0%
*   SMT Scharf AG                                              1,160       14,608        0.0%
    Software AG                                               15,798      604,787        0.0%
    Stada Arzneimittel AG                                     24,978    1,062,018        0.1%
    STRATEC Biomedical AG                                        978       56,106        0.0%
#   Stroeer SE & Co KGaA                                       4,716      232,646        0.0%
    Suedzucker AG                                             33,285      587,748        0.0%
*   Suess MicroTec AG                                         10,380      110,463        0.0%
    Surteco SE                                                 1,373       35,035        0.0%
    Symrise AG                                                11,992      795,923        0.1%
    TAG Immobilien AG                                         24,383      324,207        0.0%
    Takkt AG                                                  13,209      276,071        0.0%
*   Talanx AG                                                 15,681      521,870        0.0%
    Telefonica Deutschland Holding AG                         33,885      172,405        0.0%
    ThyssenKrupp AG                                            5,941      138,436        0.0%
    TLG Immobilien AG                                          1,366       28,935        0.0%
*   Tom Tailor Holding AG                                      3,636       18,594        0.0%
*   Tomorrow Focus AG                                          3,932       11,707        0.0%
    United Internet AG                                        16,617      812,208        0.1%
    VERBIO Vereinigte BioEnergie AG                            6,059       58,860        0.0%
    Volkswagen AG                                              4,093      653,638        0.0%
    Vonovia SE                                                21,309      718,289        0.0%
*   Vossloh AG                                                 2,182      151,205        0.0%
    VTG AG                                                     5,010      155,600        0.0%
    Wacker Chemie AG                                           5,631      541,032        0.0%
    Wacker Neuson SE                                           9,196      155,777        0.0%
    Washtec AG                                                 1,256       50,916        0.0%
*   Wincor Nixdorf AG                                          7,817      427,834        0.0%
    XING AG                                                      656      124,542        0.0%
    Zeal Network SE                                            2,501      115,940        0.0%
                                                                     ------------        ---
TOTAL GERMANY                                                         118,825,406        5.3%
                                                                     ------------        ---
GREECE -- (0.1%)
    Aegean Airlines SA                                         4,941       45,333        0.0%
*   Alpha Bank AE                                              2,364        5,136        0.0%
    Athens Water Supply & Sewage Co. SA (The)                  6,973       36,754        0.0%
    Bank of Greece                                             2,794       32,010        0.0%
*   Ellaktor SA                                               21,206       30,928        0.0%
    FF Group                                                   3,954       81,428        0.0%
*   Fourlis Holdings SA                                        8,683       31,361        0.0%
*   Frigoglass SAIC                                            9,752        2,401        0.0%
*   GEK Terna Holding Real Estate Construction SA             10,261       20,106        0.0%
    Hellenic Exchanges - Athens Stock Exchange SA             18,545      105,605        0.0%
*   Hellenic Petroleum SA                                     16,443       72,689        0.0%
    Hellenic Telecommunications Organization SA               24,316      236,725        0.0%
*   Intralot SA-Integrated Lottery Systems & Services         32,611       38,117        0.0%
*   JUMBO SA                                                  22,397      293,359        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
GREECE -- (Continued)
*   Marfin Investment Group Holdings SA                         175,597 $   28,187        0.0%
    Metka SA                                                      9,244     70,732        0.0%
    Motor Oil Hellas Corinth Refineries SA                       13,959    159,390        0.0%
    Mytilineos Holdings SA                                       18,198     73,071        0.0%
*   National Bank of Greece SA                                    2,447        731        0.0%
    OPAP SA                                                      17,826    134,755        0.0%
*   Piraeus Bank SA                                                 575        170        0.0%
    Piraeus Port Authority SA                                     2,736     37,923        0.0%
    Public Power Corp. SA                                        13,423     44,579        0.0%
    Terna Energy SA                                               9,557     30,264        0.0%
    Titan Cement Co. SA                                          10,553    240,731        0.0%
                                                                        ----------        ---
TOTAL GREECE                                                             1,852,485        0.1%
                                                                        ----------        ---
HONG KONG -- (2.3%)
    Agritrade Resources, Ltd.                                   340,000     71,222        0.0%
    AIA Group, Ltd.                                             729,000  4,353,432        0.2%
    Allied Group, Ltd.                                            4,000     19,498        0.0%
    Allied Properties HK, Ltd.                                  224,000     42,049        0.0%
    APT Satellite Holdings, Ltd.                                161,250    127,965        0.0%
    Asia Financial Holdings, Ltd.                                32,000     16,859        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.             39,000     55,072        0.0%
#   ASM Pacific Technology, Ltd.                                 56,800    408,212        0.0%
    Associated International Hotels, Ltd.                        38,000    104,670        0.0%
#   Bank of East Asia, Ltd. (The)                               222,788    806,841        0.1%
*   Bestway International Holdings, Ltd.                        210,000     29,964        0.0%
    BOC Hong Kong Holdings, Ltd.                                334,500    996,969        0.1%
    Bonjour Holdings, Ltd.                                      737,000     30,308        0.0%
    Bright Smart Securities & Commodities Group, Ltd.           322,000     90,391        0.0%
#   Brightoil Petroleum Holdings, Ltd.                          655,000    207,363        0.0%
*   Brockman Mining, Ltd.                                       896,780     12,395        0.0%
*   Burwill Holdings, Ltd.                                    1,216,000     44,627        0.0%
    Cafe de Coral Holdings, Ltd.                                 58,000    175,104        0.0%
#*  CAR, Inc.                                                   273,000    310,982        0.0%
    Cathay Pacific Airways, Ltd.                                348,000    553,043        0.0%
    Chen Hsong Holdings                                          66,000     13,606        0.0%
    Cheuk Nang Holdings, Ltd.                                    21,211     14,627        0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                    23,000    217,208        0.0%
    Cheung Kong Property Holdings, Ltd.                         200,760  1,371,088        0.1%
*   Cheung Wo International Holdings, Ltd.                      162,000     16,477        0.0%
    Chevalier International Holdings, Ltd.                       34,349     54,090        0.0%
*   China Energy Development Holdings, Ltd.                   3,908,000     49,644        0.0%
*   China Environmental Energy Investment, Ltd.               1,380,000     21,424        0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.        1,470,000     23,603        0.0%
    China Flavors & Fragrances Co., Ltd.                         62,000     20,412        0.0%
    China Metal International Holdings, Inc.                    190,000     58,221        0.0%
#*  China Public Procurement, Ltd.                            2,672,000     49,034        0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   304,000     19,141        0.0%
*   China Star Entertainment, Ltd.                               92,000      8,401        0.0%
*   China Ting Group Holdings, Ltd.                             358,000     17,483        0.0%
    Chinese Estates Holdings, Ltd.                                6,500     16,127        0.0%
    Chow Sang Sang Holdings International, Ltd.                 126,000    204,320        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                         277,000    192,534        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd.                     280,000 $   36,370        0.0%
    CITIC Telecom International Holdings, Ltd.                  531,000    220,450        0.0%
    CK Hutchison Holdings, Ltd.                                 155,260  1,856,473        0.1%
    CK Life Sciences Int'l Holdings, Inc.                       908,000     86,458        0.0%
    CLP Holdings, Ltd.                                           44,500    411,403        0.0%
#   Convenience Retail Asia, Ltd.                                40,000     17,561        0.0%
*   CP Lotus Corp.                                               80,000      1,586        0.0%
*   Crocodile Garments                                          177,000     28,885        0.0%
#   CW Group Holdings, Ltd.                                     210,000     61,937        0.0%
    Dah Sing Banking Group, Ltd.                                175,996    314,016        0.0%
    Dah Sing Financial Holdings, Ltd.                            71,100    485,882        0.0%
#   Emperor International Holdings, Ltd.                        613,333    123,087        0.0%
    Emperor Watch & Jewellery, Ltd.                           1,360,000     31,121        0.0%
*   Esprit Holdings, Ltd.                                       772,882    676,172        0.1%
    Fairwood Holdings, Ltd.                                      21,000     74,363        0.0%
    Far East Consortium International, Ltd.                     664,968    221,563        0.0%
    FIH Mobile, Ltd.                                            850,000    365,034        0.0%
    First Pacific Co., Ltd.                                     810,400    513,192        0.0%
    First Shanghai Investments, Ltd.                            360,000     58,121        0.0%
    Fountain SET Holdings, Ltd.                                 320,000     38,236        0.0%
    Future Bright Holdings, Ltd.                                150,000     17,135        0.0%
#   G-Resources Group, Ltd.                                   8,248,800    189,508        0.0%
    Galaxy Entertainment Group, Ltd.                            196,000    658,803        0.1%
#*  GCL New Energy Holdings, Ltd.                               634,000     31,353        0.0%
    Genting Hong Kong, Ltd.                                     281,000     90,875        0.0%
*   Get Nice Financial Group, Ltd.                               80,525     11,834        0.0%
    Get Nice Holdings, Ltd.                                   3,221,000    115,887        0.0%
#   Giordano International, Ltd.                                550,000    248,473        0.0%
*   Global Brands Group Holding, Ltd.                         2,596,000    306,928        0.0%
    Glorious Sun Enterprises, Ltd.                              170,000     21,660        0.0%
    Gold Peak Industries Holdings, Ltd.                         262,000     30,697        0.0%
*   Goldin Financial Holdings, Ltd.                              24,000     21,321        0.0%
    Guangnan Holdings, Ltd.                                      54,000      6,312        0.0%
#   Guotai Junan International Holdings, Ltd.                   570,000    190,514        0.0%
    Haitong International Securities Group, Ltd.                579,703    333,639        0.0%
    Hang Lung Group, Ltd.                                       182,000    559,413        0.0%
    Hang Lung Properties, Ltd.                                  244,000    485,847        0.0%
    Hang Seng Bank, Ltd.                                         65,400  1,185,737        0.1%
    Hanison Construction Holdings, Ltd.                         137,208     22,903        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                             1,480,000     53,212        0.0%
    Hanny Holdings, Ltd.(BYYCZY8)                               185,000      6,678        0.0%
#   Harbour Centre Development, Ltd.                             21,000     35,556        0.0%
    Henderson Land Development Co., Ltd.                        101,029    629,667        0.1%
*   Hi-Level Technology Holdings, Ltd.                           15,552        927        0.0%
#   HK Electric Investments & HK Electric Investments, Ltd.     259,000    232,895        0.0%
    HKR International, Ltd.                                     376,000    154,256        0.0%
    HKT Trust & HKT, Ltd.                                       523,000    756,219        0.1%
    Hon Kwok Land Investment Co., Ltd.                           20,000      7,596        0.0%
    Hong Kong & China Gas Co., Ltd.                             243,511    453,292        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                     10,400     67,639        0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                       43,219  1,089,987        0.1%
    Hong Kong Ferry Holdings Co., Ltd.                           27,000     30,824        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels, Ltd. (The)                       87,307 $104,041        0.0%
    Hongkong Chinese, Ltd.                                      184,495   38,439        0.0%
    Hopewell Holdings, Ltd.                                     164,000  552,387        0.0%
#   Hsin Chong Group Holding, Ltd.                              876,000   91,475        0.0%
    Hung Hing Printing Group, Ltd.                               92,000   11,437        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       535,000  187,841        0.0%
    Hysan Development Co., Ltd.                                  66,000  291,619        0.0%
*   I-CABLE Communications, Ltd.                                374,000   29,899        0.0%
*   Imagi International Holdings, Ltd.                        2,344,000   26,827        0.0%
*   International Standard Resources Holdings, Ltd.             550,000   10,226        0.0%
#*  iOne Holdings, Ltd.                                         480,000   12,351        0.0%
    IPE Group, Ltd.                                             220,000   47,257        0.0%
*   IRC, Ltd.                                                   420,533    7,305        0.0%
    IT, Ltd.                                                    128,000   31,618        0.0%
    ITC Corp., Ltd.                                             587,951   48,375        0.0%
    Johnson Electric Holdings, Ltd.                             138,625  408,783        0.0%
    K Wah International Holdings, Ltd.                          354,722  171,376        0.0%
    Kerry Logistics Network, Ltd.                               168,750  237,994        0.0%
    Kerry Properties, Ltd.                                      240,500  655,079        0.1%
    Kingmaker Footwear Holdings, Ltd.                           186,000   51,919        0.0%
#*  Kingston Financial Group, Ltd.                            1,169,000  435,307        0.0%
*   Ko Yo Chemical Group, Ltd.                                  688,000   23,871        0.0%
    Kowloon Development Co., Ltd.                               152,000  146,067        0.0%
    L'Occitane International SA                                  97,750  187,633        0.0%
    Lai Sun Development Co., Ltd.                             5,639,000   84,064        0.0%
*   Landing International Development, Ltd.                   3,830,000  108,719        0.0%
#   Li & Fung, Ltd.                                           1,184,000  732,256        0.1%
    Lifestyle International Holdings, Ltd.                      183,500  303,972        0.0%
    Lisi Group Holdings, Ltd.                                   390,000   21,308        0.0%
    Liu Chong Hing Investment, Ltd.                              86,000   96,952        0.0%
*   Louis XIII Holdings, Ltd.                                    33,000   12,754        0.0%
    Luk Fook Holdings International, Ltd.                       134,000  304,492        0.0%
    Lung Kee Bermuda Holdings                                    40,000   11,227        0.0%
*   Macau Legend Development, Ltd.                            1,025,000  139,687        0.0%
    Magnificent Hotel Investment, Ltd.                          500,000   12,354        0.0%
    Man Wah Holdings, Ltd.                                      288,800  336,796        0.0%
*   Mason Financial Holdings, Ltd.                              300,000   12,149        0.0%
    Melco Crown Entertainment, Ltd. ADR                          11,953  176,904        0.0%
#   Melco International Development, Ltd.                       175,000  201,339        0.0%
    MGM China Holdings, Ltd.                                     89,200  126,122        0.0%
*   Midland Holdings, Ltd.                                      166,666   53,010        0.0%
    Ming Fai International Holdings, Ltd.                       107,000   12,261        0.0%
    Miramar Hotel & Investment                                   31,000   56,900        0.0%
*   Mongolian Mining Corp.                                    1,658,500   14,513        0.0%
    MTR Corp., Ltd.                                              95,620  473,353        0.0%
    NagaCorp, Ltd.                                              554,000  396,832        0.0%
    National Electronic Hldgs                                    30,800    3,492        0.0%
*   Neo-Neon Holdings, Ltd.                                     136,500   18,601        0.0%
    New World Development Co., Ltd.                             830,439  826,946        0.1%
#   Newocean Energy Holdings, Ltd.                              466,000  159,193        0.0%
    Next Digital, Ltd.                                          124,000    6,954        0.0%
    NWS Holdings, Ltd.                                          375,699  571,630        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
HONG KONG -- (Continued)
*   O Luxe Holdings, Ltd.                                       346,500 $   18,865        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.      340,000     22,305        0.0%
    Orient Overseas International, Ltd.                          84,000    319,250        0.0%
    Oriental Watch Holdings                                      96,400     11,658        0.0%
*   Pacific Andes International Holdings, Ltd.                1,128,607     15,932        0.0%
#*  Pacific Basin Shipping, Ltd.                                837,000    141,035        0.0%
    Pacific Textiles Holdings, Ltd.                             198,000    254,420        0.0%
    Paliburg Holdings, Ltd.                                      52,000     15,452        0.0%
#   Paradise Entertainment, Ltd.                                132,000     20,375        0.0%
    PCCW, Ltd.                                                1,117,511    757,863        0.1%
*   Pearl Oriental Oil, Ltd.                                    638,000     28,733        0.0%
    Perfect Shape Beauty Technology, Ltd.                        88,000      9,967        0.0%
    Pico Far East Holdings, Ltd.                                314,000     85,739        0.0%
    Playmates Holdings, Ltd.                                     58,000     73,913        0.0%
    Playmates Toys, Ltd.                                        332,000     86,372        0.0%
    Polytec Asset Holdings, Ltd.                                610,000     52,686        0.0%
    Power Assets Holdings, Ltd.                                  53,000    504,247        0.0%
    Prada SpA                                                    47,700    161,549        0.0%
    Public Financial Holdings, Ltd.                              72,000     32,910        0.0%
    PYI Corp., Ltd.                                           1,406,000     31,639        0.0%
    Regal Hotels International Holdings, Ltd.                   142,000     68,450        0.0%
#   SA SA International Holdings, Ltd.                          253,036     77,120        0.0%
    Samsonite International SA                                  310,200    995,628        0.1%
    Sands China, Ltd.                                            66,000    235,138        0.0%
    SAS Dragon Holdings, Ltd.                                   216,000     36,104        0.0%
#   SEA Holdings, Ltd.                                           72,000    232,083        0.0%
*   SEEC Media Group, Ltd.                                      640,000     10,601        0.0%
    Shangri-La Asia, Ltd.                                       653,166    798,777        0.1%
#   Shenwan Hongyuan HK, Ltd.                                   232,500    112,507        0.0%
*   Shougang Concord Grand Group, Ltd.                          374,000     14,630        0.0%
*   Shun Ho Technology Holdings, Ltd.                             8,250      2,764        0.0%
    Shun Tak Holdings, Ltd.                                     581,499    193,426        0.0%
    Singamas Container Holdings, Ltd.                           524,000     55,945        0.0%
    Sino Land Co., Ltd.                                         240,479    377,539        0.0%
    Sitoy Group Holdings, Ltd.                                  105,000     38,124        0.0%
#   SJM Holdings, Ltd.                                          695,301    467,061        0.0%
    SmarTone Telecommunications Holdings, Ltd.                  152,586    251,455        0.0%
*   SOCAM Development, Ltd.                                      88,444     43,920        0.0%
    Soundwill Holdings, Ltd.                                      6,000      7,859        0.0%
*   South China Holdings Co., Ltd.                              928,000     69,037        0.0%
    Stella International Holdings, Ltd.                         141,000    355,718        0.0%
    Stelux Holdings International, Ltd.                          43,000      3,810        0.0%
    Sun Hung Kai & Co., Ltd.                                    306,529    179,355        0.0%
    Sun Hung Kai Properties, Ltd.                               133,588  1,683,626        0.1%
    Swire Pacific, Ltd. Class A                                  87,500    948,691        0.1%
    Swire Pacific, Ltd. Class B                                 110,000    214,187        0.0%
    Swire Properties, Ltd.                                       69,600    181,168        0.0%
    Tai Sang Land Development, Ltd.                              20,710     10,918        0.0%
    Tan Chong International, Ltd.                                24,000      8,068        0.0%
    Tao Heung Holdings, Ltd.                                     91,000     23,439        0.0%
#   Techtronic Industries Co., Ltd.                             312,500  1,173,469        0.1%
    Television Broadcasts, Ltd.                                 108,000    403,600        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
HONG KONG -- (Continued)
    Texwinca Holdings, Ltd.                                     266,000 $   258,674        0.0%
*   Titan Petrochemicals Group, Ltd.                            380,000          24        0.0%
*   Tom Group, Ltd.                                              92,000      22,795        0.0%
    Tradelink Electronic Commerce, Ltd.                         144,000      31,848        0.0%
    Transport International Holdings, Ltd.                       46,800     127,488        0.0%
#   Trinity, Ltd.                                               416,000      43,295        0.0%
*   TSC Group Holdings, Ltd.                                    199,000      29,966        0.0%
    Tsui Wah Holdings, Ltd.                                     126,000      24,439        0.0%
#*  United Laboratories International Holdings, Ltd. (The)      220,500      91,649        0.0%
#*  United Photovoltaics Group, Ltd.                            624,000      53,686        0.0%
*   Up Energy Development Group, Ltd.                           524,000       8,031        0.0%
*   Value Convergence Holdings, Ltd.                             64,000      10,614        0.0%
#   Value Partners Group, Ltd.                                  249,000     237,683        0.0%
*   Vanke Property Overseas, Ltd.                                 2,000       1,388        0.0%
    Varitronix International, Ltd.                              113,000      90,184        0.0%
    Victory City International Holdings, Ltd.                   637,284      44,170        0.0%
    Vitasoy International Holdings, Ltd.                        172,000     321,546        0.0%
    VST Holdings, Ltd.                                          291,600      66,688        0.0%
    VTech Holdings, Ltd.                                         28,900     298,707        0.0%
*   WH Group, Ltd.                                            1,158,500     937,241        0.1%
    Wharf Holdings, Ltd. (The)                                  114,000     615,442        0.0%
    Wheelock & Co., Ltd.                                        131,000     604,793        0.0%
    Win Hanverky Holdings, Ltd.                                 116,000      21,903        0.0%
*   Winfull Group Holdings, Ltd.                                280,000       6,650        0.0%
    Wing On Co. International, Ltd.                              32,000      93,460        0.0%
#   Wing Tai Properties, Ltd.                                   102,000      61,847        0.0%
#   Wynn Macau, Ltd.                                            159,200     226,360        0.0%
    Xinyi Glass Holdings, Ltd.                                  760,000     515,744        0.0%
    Yeebo International Holdings, Ltd.                          106,000      23,574        0.0%
    YGM Trading, Ltd.                                            20,000      11,475        0.0%
    Yue Yuen Industrial Holdings, Ltd.                          203,500     742,542        0.1%
                                                                        -----------        ---
TOTAL HONG KONG                                                          51,120,842        2.3%
                                                                        -----------        ---
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C.                                      6,244      16,749        0.0%
*   Magyar Telekom Telecommunications P.L.C.                     74,888     130,077        0.0%
*   Magyar Telekom Telecommunications P.L.C. Sponsored ADR        4,178      35,179        0.0%
    MOL Hungarian Oil & Gas P.L.C.                                9,380     573,127        0.0%
    OTP Bank P.L.C.                                              25,534     676,576        0.1%
    Richter Gedeon Nyrt                                          15,943     316,717        0.0%
                                                                        -----------        ---
TOTAL HUNGARY                                                             1,748,425        0.1%
                                                                        -----------        ---
INDIA -- (2.1%)
    Aarti Industries                                              7,537      60,237        0.0%
    Aban Offshore, Ltd.                                           7,592      25,217        0.0%
    ABB India, Ltd.                                               1,905      36,995        0.0%
    ACC, Ltd.                                                     6,260     135,782        0.0%
    Adani Enterprises, Ltd.                                      72,180      93,625        0.0%
    Adani Ports & Special Economic Zone, Ltd.                    84,017     300,449        0.0%
*   Adani Power, Ltd.                                           275,139     132,045        0.0%
*   Adani Transmissions, Ltd.                                    48,713      23,114        0.0%
*   Aditya Birla Fashion and Retail, Ltd.                        73,294     162,730        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    Aditya Birla Nuvo, Ltd.                                    15,928 $  204,808        0.0%
*   Advanta, Ltd.                                               1,540     12,560        0.0%
    Aegis Logistics, Ltd.                                      36,650     63,577        0.0%
    AIA Engineering, Ltd.                                       7,674    113,572        0.0%
    Ajanta Pharma, Ltd.                                         3,425     77,774        0.0%
    Akzo Nobel India, Ltd.                                      3,176     63,794        0.0%
    Alembic Pharmaceuticals, Ltd.                               9,657     87,108        0.0%
    Allahabad Bank                                             40,781     35,777        0.0%
    Allcargo Logistics, Ltd.                                   11,774     27,263        0.0%
*   Alok Industries, Ltd.                                      90,000      6,143        0.0%
    Alstom India, Ltd.                                          2,497     23,814        0.0%
    Alstom T&D India, Ltd.                                      2,769     15,741        0.0%
    Amara Raja Batteries, Ltd.                                 11,770    170,101        0.0%
    Ambuja Cements, Ltd.                                       97,375    323,562        0.0%
*   Amtek Auto, Ltd.                                           48,317     28,851        0.0%
    Anant Raj, Ltd.                                            27,862     15,504        0.0%
    Andhra Bank                                                42,383     35,320        0.0%
    Apollo Hospitals Enterprise, Ltd.                          11,454    225,757        0.0%
    Apollo Tyres, Ltd.                                         90,043    216,566        0.0%
*   Arvind Infrastructure, Ltd.                                 4,747      6,406        0.0%
    Arvind, Ltd.                                               57,700    241,244        0.0%
    Ashok Leyland, Ltd.                                       209,639    338,094        0.0%
    Ashoka Buildcon, Ltd.                                      18,131     37,189        0.0%
    Asian Paints, Ltd.                                         15,640    204,421        0.0%
    Atul, Ltd.                                                  3,454     93,454        0.0%
    Aurobindo Pharma, Ltd.                                    106,747  1,216,478        0.1%
    Axis Bank, Ltd.                                           132,712    940,302        0.1%
    Bajaj Auto, Ltd.                                            4,931    184,546        0.0%
    Bajaj Corp., Ltd.                                           2,421     14,110        0.0%
    Bajaj Electricals, Ltd.                                     4,500     15,400        0.0%
    Bajaj Finance, Ltd.                                         2,807    289,052        0.0%
    Bajaj Finserv, Ltd.                                         8,939    249,868        0.0%
*   Bajaj Hindusthan Sugar, Ltd.                              152,226     45,710        0.0%
    Bajaj Holdings & Investment, Ltd.                           7,265    157,474        0.0%
    Balkrishna Industries, Ltd.                                 7,920     79,155        0.0%
    Ballarpur Industries, Ltd.                                 70,689     18,246        0.0%
    Balmer Lawrie & Co., Ltd.                                   2,289     19,811        0.0%
*   Balrampur Chini Mills, Ltd.                                45,021     73,384        0.0%
    Bank of Baroda                                             71,608    169,538        0.0%
    Bank of India                                              44,069     61,154        0.0%
    Bank Of Maharashtra                                        32,893     14,673        0.0%
    BASF India, Ltd.                                              998     13,772        0.0%
    Bata India, Ltd.                                           13,096    116,695        0.0%
    BEML, Ltd.                                                  5,064     70,016        0.0%
    Berger Paints India, Ltd.                                  53,120    205,310        0.0%
*   BF Utilities, Ltd.                                          4,550     39,830        0.0%
*   BGR Energy Systems, Ltd.                                    2,982      4,702        0.0%
    Bharat Electronics, Ltd.                                    9,711    171,949        0.0%
    Bharat Forge, Ltd.                                         14,420    173,273        0.0%
    Bharat Heavy Electricals, Ltd.                             46,324     87,364        0.0%
    Bharat Petroleum Corp., Ltd.                               21,693    319,638        0.0%
    Bharti Airtel, Ltd.                                        97,314    533,080        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Biocon, Ltd.                                               20,373 $179,758        0.0%
    Birla Corp., Ltd.                                           4,033   23,565        0.0%
    Blue Dart Express, Ltd.                                       403   34,359        0.0%
    Blue Star, Ltd.                                             2,257   14,533        0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                    20,078   14,813        0.0%
    Bosch, Ltd.                                                   259   76,376        0.0%
    Britannia Industries, Ltd.                                  2,752  118,416        0.0%
    Cadila Healthcare, Ltd.                                    41,130  201,966        0.0%
    Cairn India, Ltd.                                         105,940  232,564        0.0%
    Canara Bank                                                23,955   73,974        0.0%
    Carborundum Universal, Ltd.                                 4,300   12,584        0.0%
    CCL Products India, Ltd.                                   13,096   38,021        0.0%
    Ceat, Ltd.                                                  7,440  122,150        0.0%
    Central Bank Of India                                      53,793   65,959        0.0%
    Century Plyboards India, Ltd.                               6,288   17,430        0.0%
    Century Textiles & Industries, Ltd.                        13,610  130,473        0.0%
    Cera Sanitaryware, Ltd.                                       893   24,622        0.0%
    CESC, Ltd.                                                 16,500  133,945        0.0%
    Chambal Fertilizers and Chemicals, Ltd.                    50,908   46,626        0.0%
*   Chennai Petroleum Corp., Ltd.                              11,326   36,354        0.0%
    Chennai Super Kings Cricket, Ltd.                          65,357    1,663        0.0%
    Cipla, Ltd.                                                18,686  151,140        0.0%
    City Union Bank, Ltd.                                      34,156   48,072        0.0%
*   Clariant Chemicals India, Ltd.                              2,206   22,186        0.0%
    Colgate-Palmolive India, Ltd.                               9,498  120,510        0.0%
    Container Corp. Of India, Ltd.                              7,656  156,002        0.0%
    Coromandel International, Ltd.                             20,716   69,869        0.0%
    Corp. Bank                                                 47,980   27,805        0.0%
    Cox & Kings, Ltd.                                          30,427   85,287        0.0%
    Credit Analysis & Research, Ltd.                              854   12,977        0.0%
    CRISIL, Ltd.                                                  848   24,984        0.0%
    Crompton Greaves Consumer Electricals Ltd.                 78,725  120,586        0.0%
*   Crompton Greaves, Ltd.                                     78,725   68,153        0.0%
    Cummins India, Ltd.                                         9,452  125,712        0.0%
    Cyient, Ltd.                                                4,225   28,930        0.0%
    Dabur India, Ltd.                                          30,848  127,659        0.0%
    Dalmia Bharat, Ltd.                                         1,105   14,124        0.0%
*   DB Realty, Ltd.                                            17,964   13,570        0.0%
*   DCB Bank, Ltd.                                             51,948   73,083        0.0%
    DCM Shriram, Ltd.                                          12,945   30,968        0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.            13,545   30,890        0.0%
    Delta Corp., Ltd.                                          30,239   37,319        0.0%
    Dena Bank                                                  73,169   32,775        0.0%
    Dewan Housing Finance Corp., Ltd.                          56,098  167,684        0.0%
*   Dish TV India, Ltd.                                        76,802  104,730        0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                   7,157   36,328        0.0%
    Divi's Laboratories, Ltd.                                   9,180  144,971        0.0%
    DLF, Ltd.                                                  47,483   92,618        0.0%
    Dr Reddy's Laboratories, Ltd. ADR                          12,143  553,721        0.1%
*   Dynamatic Technologies, Ltd.                                1,070   34,478        0.0%
    eClerx Services, Ltd.                                       2,108   41,668        0.0%
    Edelweiss Financial Services, Ltd.                          6,232    5,435        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Eicher Motors, Ltd.                                         2,071 $622,161        0.1%
    EID Parry India, Ltd.                                      22,053   76,105        0.0%
    EIH, Ltd.                                                  28,044   43,269        0.0%
    Emami, Ltd.                                                 4,358   65,942        0.0%
    Engineers India, Ltd.                                      28,551   77,013        0.0%
*   Eros International Media, Ltd.                             10,555   29,274        0.0%
    Escorts, Ltd.                                              25,731   65,225        0.0%
    Essel Propack, Ltd.                                         7,352   20,106        0.0%
    Eveready Industries India, Ltd.                             7,591   28,636        0.0%
    Exide Industries, Ltd.                                     88,368  195,569        0.0%
    FAG Bearings India, Ltd.                                      224   13,405        0.0%
    FDC, Ltd.                                                   3,431    9,358        0.0%
    Federal Bank, Ltd.                                        315,748  218,618        0.0%
    Finolex Cables, Ltd.                                       13,626   59,353        0.0%
    Finolex Industries, Ltd.                                   15,310   83,842        0.0%
*   Firstsource Solutions, Ltd.                                78,398   48,384        0.0%
*   Fortis Healthcare, Ltd.                                    40,536  106,693        0.0%
*   Future Consumer Enterprise, Ltd.                          100,564   33,421        0.0%
    Future Retail, Ltd.                                        41,879   90,994        0.0%
    Gabriel India, Ltd.                                        19,798   26,901        0.0%
    GAIL India, Ltd.                                           39,525  213,246        0.0%
    Gateway Distriparks, Ltd.                                  19,428   80,839        0.0%
    Gati, Ltd.                                                  6,028   10,830        0.0%
    GHCL, Ltd.                                                 19,423   38,729        0.0%
    GIC Housing Finance, Ltd.                                   2,827   11,133        0.0%
    Glenmark Pharmaceuticals, Ltd.                             11,592  144,428        0.0%
*   Global Offshore Services, Ltd.                              3,483    9,232        0.0%
*   GMR Infrastructure, Ltd.                                  322,692   61,605        0.0%
    Godfrey Phillips India, Ltd.                                3,450   46,683        0.0%
    Godrej Consumer Products, Ltd.                              1,252   24,835        0.0%
    Godrej Industries, Ltd.                                    16,321   85,954        0.0%
    Godrej Properties, Ltd.                                    17,152   87,679        0.0%
    Granules India, Ltd.                                       17,848   36,071        0.0%
    Grasim Industries, Ltd.                                     5,183  318,865        0.0%
    Great Eastern Shipping Co., Ltd. (The)                     24,793  122,543        0.0%
    Greaves Cotton, Ltd.                                       19,528   39,242        0.0%
    Greenply Industries, Ltd.                                   8,269   26,210        0.0%
    Gruh Finance, Ltd.                                         10,568   40,758        0.0%
    Gujarat Alkalies & Chemicals, Ltd.                          5,058   13,911        0.0%
    Gujarat Fluorochemicals, Ltd.                               8,034   67,064        0.0%
    Gujarat Gas, Ltd.                                           7,972   64,012        0.0%
    Gujarat Mineral Development Corp., Ltd.                    40,207   42,032        0.0%
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.        2,664    4,009        0.0%
*   Gujarat Pipavav Port, Ltd.                                 17,640   45,228        0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                40,083   44,672        0.0%
    Gujarat State Petronet, Ltd.                               65,874  136,754        0.0%
*   GVK Power & Infrastructure, Ltd.                           63,703    6,504        0.0%
*   Hathway Cable & Datacom, Ltd.                              32,462   18,120        0.0%
    Havells India, Ltd.                                        29,435  147,162        0.0%
*   HCL Infosystems, Ltd.                                      22,200   13,767        0.0%
    HCL Technologies, Ltd.                                     34,608  390,673        0.0%
    HDFC Bank, Ltd.                                            51,927  877,780        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
INDIA -- (Continued)
    HDFC Bank, Ltd. ADR                                         2,000 $  125,740        0.0%
*   HeidelbergCement India, Ltd.                               32,536     46,526        0.0%
    Hero MotoCorp, Ltd.                                         3,652    159,426        0.0%
*   Hexa Tradex, Ltd.                                           5,313      1,125        0.0%
    Hexaware Technologies, Ltd.                                34,366    124,537        0.0%
*   Himachal Futuristic Communications, Ltd.                  241,925     66,444        0.0%
    Himatsingka Seide, Ltd.                                    24,860     87,764        0.0%
    Hindalco Industries, Ltd.                                 318,833    460,794        0.1%
*   Hindustan Construction Co., Ltd.                          129,998     40,725        0.0%
    Hindustan Petroleum Corp., Ltd.                            14,756    185,312        0.0%
    Hindustan Unilever, Ltd.                                    4,577     59,930        0.0%
    Hitachi Home & Life Solutions India, Ltd.                     603     12,333        0.0%
    Honeywell Automation India, Ltd.                              588     80,584        0.0%
*   Housing Development & Infrastructure, Ltd.                146,987    189,318        0.0%
    Housing Development Finance Corp., Ltd.                    21,296    349,479        0.0%
    HSIL, Ltd.                                                 13,542     60,718        0.0%
    HT Media, Ltd.                                             25,167     33,686        0.0%
    ICICI Bank, Ltd.                                           45,800    162,378        0.0%
    ICICI Bank, Ltd. Sponsored ADR                             88,280    622,374        0.1%
    IDBI Bank, Ltd.                                           117,600    122,259        0.0%
    Idea Cellular, Ltd.                                       159,785    285,526        0.0%
*   IDFC Bank, Ltd.                                           142,144    101,674        0.0%
    IDFC, Ltd.                                                142,144     94,936        0.0%
    IFCI, Ltd.                                                304,825    116,245        0.0%
    IIFL Holdings, Ltd.                                        67,491    221,344        0.0%
    IL&FS Transportation Networks, Ltd.                        20,701     23,173        0.0%
*   India Cements, Ltd. (The)                                  82,812    111,100        0.0%
    Indiabulls Housing Finance, Ltd.                           42,466    445,686        0.1%
    Indian Bank                                                21,645     31,802        0.0%
*   Indian Hotels Co., Ltd.                                    66,755    105,582        0.0%
    Indian Oil Corp., Ltd.                                     26,810    174,443        0.0%
*   Indian Overseas Bank                                      109,773     51,495        0.0%
    Indoco Remedies, Ltd.                                       2,590     10,415        0.0%
    Indraprastha Gas, Ltd.                                     10,376     89,631        0.0%
    IndusInd Bank, Ltd.                                        22,095    348,420        0.0%
    Infosys, Ltd.                                              92,926  1,687,833        0.1%
    Infosys, Ltd. Sponsored ADR                                11,240    211,312        0.0%
    Ingersoll-Rand India, Ltd.                                  4,075     42,290        0.0%
*   Intellect Design Arena, Ltd.                               12,479     43,284        0.0%
    Ipca Laboratories, Ltd.                                     9,259     69,284        0.0%
    IRB Infrastructure Developers, Ltd.                        21,395     68,714        0.0%
    ITC, Ltd.                                                  50,309    246,790        0.0%
    Jagran Prakashan, Ltd.                                     24,878     59,520        0.0%
    Jain Irrigation Systems, Ltd.                             130,917    120,517        0.0%
*   Jaiprakash Associates, Ltd.                               687,877     78,063        0.0%
    Jammu & Kashmir Bank, Ltd. (The)                           85,852     88,672        0.0%
*   Jaypee Infratech, Ltd.                                     64,208      7,094        0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                        7,549     27,866        0.0%
    JBF Industries, Ltd.                                       13,990     44,063        0.0%
    Jindal Poly Films, Ltd.                                     3,631     26,771        0.0%
    Jindal Saw, Ltd.                                           62,028     40,080        0.0%
*   Jindal Steel & Power, Ltd.                                129,450    135,049        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    JK Cement, Ltd.                                             6,182 $ 54,930        0.0%
    JK Lakshmi Cement, Ltd.                                     4,965   26,114        0.0%
    JK Tyre & Industries, Ltd.                                 17,615   22,218        0.0%
    JM Financial, Ltd.                                         70,734   43,637        0.0%
    JSW Energy, Ltd.                                          169,497  171,336        0.0%
    JSW Steel, Ltd.                                            35,070  724,086        0.1%
    Jubilant Foodworks, Ltd.                                    3,004   52,138        0.0%
    Jubilant Life Sciences, Ltd.                               19,128  115,013        0.0%
    Just Dial, Ltd.                                             1,081   13,705        0.0%
    Jyothy Laboratories, Ltd.                                   3,882   17,712        0.0%
    Kajaria Ceramics, Ltd.                                        392    6,191        0.0%
    Kakinada Fertilizers, Ltd.                                 69,051    2,188        0.0%
    Kalpataru Power Transmission, Ltd.                         14,040   44,181        0.0%
    Karnataka Bank, Ltd. (The)                                 45,321   76,298        0.0%
    Karur Vysya Bank, Ltd. (The)                               13,394   96,934        0.0%
    Kaveri Seed Co., Ltd.                                       3,867   22,900        0.0%
    KEC International, Ltd.                                    22,398   42,312        0.0%
*   Kesoram Industries, Ltd.                                    6,410   11,209        0.0%
    Kitex Garments, Ltd.                                        6,780   47,032        0.0%
    Kolte-Patil Developers, Ltd.                                4,030    7,521        0.0%
    Kotak Mahindra Bank, Ltd.                                  65,068  701,400        0.1%
    KPIT Technologies, Ltd.                                    24,990   59,960        0.0%
    KRBL, Ltd.                                                 14,914   50,539        0.0%
    L&T Finance Holdings, Ltd.                                137,729  149,247        0.0%
    Lakshmi Machine Works, Ltd.                                   692   36,952        0.0%
    Lakshmi Vilas Bank, Ltd. (The)                             14,735   18,136        0.0%
    Larsen & Toubro, Ltd.                                      19,119  360,007        0.0%
    LIC Housing Finance, Ltd.                                  83,951  584,512        0.1%
    Lupin, Ltd.                                                12,300  296,828        0.0%
*   Mahanagar Telephone Nigam, Ltd.                            64,508   17,628        0.0%
    Mahindra & Mahindra Financial Services, Ltd.               73,854  333,475        0.0%
    Mahindra & Mahindra, Ltd.                                  48,494  971,517        0.1%
    Mahindra & Mahindra, Ltd. GDR                              12,272  243,320        0.0%
*   Mahindra CIE Automotive, Ltd.                              13,377   40,174        0.0%
    Mahindra Holidays & Resorts India, Ltd.                     3,908   23,355        0.0%
    Mahindra Lifespace Developers, Ltd.                         3,460   22,554        0.0%
    Manappuram Finance, Ltd.                                  137,230   82,370        0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                  63,805   64,629        0.0%
    Marico, Ltd.                                               13,148   51,478        0.0%
    Maruti Suzuki India, Ltd.                                   7,420  423,561        0.1%
    Max Financial Services, Ltd.                               26,905  146,966        0.0%
    MAX India, Ltd.                                            26,905   50,872        0.0%
*   Max Ventures & Industries, Ltd.                             5,381    5,753        0.0%
    McLeod Russel India, Ltd.                                  16,505   47,372        0.0%
    Merck, Ltd.                                                 2,147   21,644        0.0%
    MindTree, Ltd.                                             31,048  315,793        0.0%
    Monsanto India, Ltd.                                           98    2,636        0.0%
    Motherson Sumi Systems, Ltd.                               44,051  166,137        0.0%
    Motilal Oswal Financial Services, Ltd.                      6,733   30,183        0.0%
    Mphasis, Ltd.                                               7,519   54,836        0.0%
    MRF, Ltd.                                                     486  246,913        0.0%
    Muthoot Finance, Ltd.                                       6,741   20,791        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Natco Pharma, Ltd.                                         12,555 $ 92,585        0.0%
    National Aluminium Co., Ltd.                              123,440   86,040        0.0%
    Nava Bharat Ventures, Ltd.                                  1,957    4,677        0.0%
    Navneet Education, Ltd.                                    17,351   22,423        0.0%
    NCC, Ltd.                                                 121,616  143,308        0.0%
    NHPC, Ltd.                                                121,665   37,831        0.0%
    NIIT Technologies, Ltd.                                    12,245   86,574        0.0%
*   NIIT, Ltd.                                                 17,885   22,379        0.0%
    Nilkamal, Ltd.                                              1,989   36,811        0.0%
*   Nirvikara Paper Mills, Ltd.                                   839      489        0.0%
    NTPC, Ltd.                                                 43,244   90,843        0.0%
    Oberoi Realty, Ltd.                                        15,372   64,279        0.0%
    Oil & Natural Gas Corp., Ltd.                              19,773   64,718        0.0%
    Oil India, Ltd.                                            13,111   65,380        0.0%
    Omaxe, Ltd.                                                14,260   31,666        0.0%
    OnMobile Global, Ltd.                                      13,911   24,312        0.0%
    Oracle Financial Services Software, Ltd.                    2,808  152,471        0.0%
    Orient Cement, Ltd.                                         9,034   20,120        0.0%
    Oriental Bank of Commerce                                  23,491   32,032        0.0%
    Page Industries, Ltd.                                         362   68,390        0.0%
    PC Jeweller, Ltd.                                          13,332   71,871        0.0%
    Peninsula Land, Ltd.                                       10,444    3,154        0.0%
    Persistent Systems, Ltd.                                    7,632   85,304        0.0%
    Petronet LNG, Ltd.                                         47,982  189,978        0.0%
    Pfizer, Ltd.                                                2,026   53,352        0.0%
    Phoenix Mills, Ltd. (The)                                   5,631   27,163        0.0%
    PI Industries, Ltd.                                         2,250   21,778        0.0%
    Pidilite Industries, Ltd.                                  11,464  104,157        0.0%
    Polaris Consulting & Services, Ltd.                         1,178    3,455        0.0%
    Power Finance Corp., Ltd.                                  57,028  153,454        0.0%
    Power Grid Corp. of India, Ltd.                            37,509   80,986        0.0%
    Praj Industries, Ltd.                                      38,085   55,917        0.0%
    Prestige Estates Projects, Ltd.                             5,299   13,455        0.0%
    PTC India Financial Services, Ltd.                         51,751   30,297        0.0%
    PTC India, Ltd.                                            75,922   74,035        0.0%
*   Punj Lloyd, Ltd.                                           71,973   25,313        0.0%
    Punjab National Bank                                        9,075   11,908        0.0%
    PVR, Ltd.                                                   3,383   42,863        0.0%
    Radico Khaitan, Ltd.                                        6,715    8,902        0.0%
    Rain Industries, Ltd.                                      12,419    6,901        0.0%
    Rallis India, Ltd.                                         14,230   41,916        0.0%
    Ramco Cements, Ltd. (The)                                  19,272  130,822        0.0%
    Raymond, Ltd.                                              13,999   89,150        0.0%
    Redington India, Ltd.                                      44,129   72,250        0.0%
*   REI Agro, Ltd.                                             71,019      485        0.0%
    Relaxo Footwears, Ltd.                                      3,596   26,609        0.0%
*   Reliance Communications, Ltd.                             314,737  264,779        0.0%
*   Reliance Defence and Engineering, Ltd.                     67,079   65,447        0.0%
    Reliance Industries, Ltd.                                  42,312  624,372        0.1%
    Reliance Industries, Ltd. GDR                               9,355  277,228        0.0%
    Reliance Infrastructure, Ltd.                              18,343  148,466        0.0%
    Reliance Power, Ltd.                                      185,926  142,050        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
INDIA -- (Continued)
    Repco Home Finance, Ltd.                                    5,419 $ 52,078        0.0%
    Rolta India, Ltd.                                          34,772   40,344        0.0%
    Ruchi Soya Industries, Ltd.                                16,055    6,860        0.0%
    Rural Electrification Corp., Ltd.                          99,629  266,747        0.0%
    Sanghvi Movers, Ltd.                                        2,914   12,721        0.0%
    Sanofi India, Ltd.                                          1,698  112,870        0.0%
*   Shipping Corp. of India, Ltd.                              48,621   51,151        0.0%
    Shree Cement, Ltd.                                          1,212  232,719        0.0%
    Shriram City Union Finance, Ltd.                              902   22,241        0.0%
    Shriram Transport Finance Co., Ltd.                        14,884  214,004        0.0%
*   Shyam Century Ferrous, Ltd.                                 6,288      663        0.0%
    Siemens, Ltd.                                               1,769   30,117        0.0%
    Sintex Industries, Ltd.                                    99,586  123,928        0.0%
    SJVN, Ltd.                                                 85,579   36,617        0.0%
    SKF India, Ltd.                                             3,176   61,440        0.0%
    Sobha, Ltd.                                                12,527   55,243        0.0%
    Sonata Software, Ltd.                                      14,463   32,509        0.0%
    South Indian Bank, Ltd. (The)                             282,917   77,308        0.0%
    SREI Infrastructure Finance, Ltd.                          85,602   76,720        0.0%
    SRF, Ltd.                                                   8,369  172,544        0.0%
    Star Ferro and Cement, Ltd.                                 6,288   11,497        0.0%
    State Bank of Bikaner & Jaipur                              6,124   48,130        0.0%
    State Bank of India                                        63,980  181,669        0.0%
    State Bank of India GDR                                       226    6,385        0.0%
    Sterlite Technologies, Ltd.                                45,756   60,726        0.0%
    Sun Pharmaceutical Industries, Ltd.                        41,082  502,434        0.1%
    Sun TV Network, Ltd.                                       28,173  157,668        0.0%
    Sundram Fasteners, Ltd.                                    24,211   59,243        0.0%
    Supreme Industries, Ltd.                                   13,945  168,143        0.0%
    Supreme Petrochem, Ltd.                                    17,029   39,183        0.0%
*   Suzlon Energy, Ltd.                                       268,067   60,650        0.0%
    Syndicate Bank                                             56,680   59,332        0.0%
    TAKE Solutions, Ltd.                                       15,100   29,027        0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                        12,488   43,892        0.0%
    Tata Chemicals, Ltd.                                       27,797  169,715        0.0%
    Tata Communications, Ltd.                                  12,550   77,685        0.0%
    Tata Consultancy Services, Ltd.                            10,810  413,502        0.0%
    Tata Elxsi, Ltd.                                            4,728  135,583        0.0%
    Tata Global Beverages, Ltd.                               126,296  228,200        0.0%
*   Tata Motors, Ltd.                                         134,041  820,151        0.1%
    Tata Power Co., Ltd.                                      119,400  126,152        0.0%
    Tata Steel, Ltd.                                          114,871  609,310        0.1%
*   Tata Teleservices Maharashtra, Ltd.                        65,868    6,686        0.0%
    Tech Mahindra, Ltd.                                        45,860  334,360        0.0%
    Thermax, Ltd.                                               3,685   42,538        0.0%
    Time Technoplast, Ltd.                                     16,187   11,638        0.0%
*   Timken India, Ltd.                                          5,879   45,671        0.0%
    Titagarh Wagons, Ltd.                                      15,510   21,340        0.0%
    Titan Co., Ltd.                                             9,863   52,786        0.0%
    Torrent Pharmaceuticals, Ltd.                               8,466  182,547        0.0%
    Torrent Power, Ltd.                                        19,842   69,631        0.0%
    Transport Corp. of India, Ltd.                              1,434    5,766        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDIA -- (Continued)
    Trent, Ltd.                                                     655 $    16,865        0.0%
    Trident, Ltd.                                                32,522      25,035        0.0%
*   Triveni Engineering & Industries, Ltd.                       30,673      24,310        0.0%
    Triveni Turbine, Ltd.                                        34,817      57,115        0.0%
    TTK Prestige, Ltd.                                              355      23,858        0.0%
    Tube Investments of India, Ltd.                              18,724     115,595        0.0%
*   TV18 Broadcast, Ltd.                                        190,935     111,659        0.0%
    TVS Motor Co., Ltd.                                          34,636     166,490        0.0%
    UCO Bank                                                     79,300      47,326        0.0%
    Uflex, Ltd.                                                  15,054      40,104        0.0%
    Ultratech Cement, Ltd.                                        4,462     212,100        0.0%
    Unichem Laboratories, Ltd.                                   16,164      59,838        0.0%
    Union Bank of India                                          49,767      95,320        0.0%
*   Unitech, Ltd.                                               475,609      34,307        0.0%
    United Breweries, Ltd.                                        4,407      50,299        0.0%
    UPL, Ltd.                                                    74,807     607,532        0.1%
    V-Guard Industries, Ltd.                                      1,328      18,969        0.0%
    VA Tech Wabag, Ltd.                                           2,988      25,817        0.0%
    Vakrangee, Ltd.                                              37,386     110,753        0.0%
    Vardhman Textiles, Ltd.                                       7,200      94,116        0.0%
    Vedanta, Ltd.                                               133,851     208,962        0.0%
    Vedanta, Ltd. ADR                                            25,841     162,284        0.0%
    Videocon Industries, Ltd.                                    32,482      52,258        0.0%
    Vijaya Bank                                                  99,496      47,387        0.0%
    Vinati Organics, Ltd.                                         4,898      33,740        0.0%
    VIP Industries, Ltd.                                         10,856      18,793        0.0%
    Voltas, Ltd.                                                 27,567     121,956        0.0%
    WABCO India, Ltd.                                               137      12,013        0.0%
    Welspun Corp., Ltd.                                          36,901      61,388        0.0%
*   Welspun Enterprises, Ltd.                                     9,144       8,555        0.0%
    Welspun India, Ltd.                                          82,167     123,124        0.0%
*   Whirlpool of India, Ltd.                                      1,353      15,144        0.0%
    Wipro, Ltd.                                                  56,124     466,825        0.1%
*   Wockhardt, Ltd.                                               9,139     135,792        0.0%
    Yes Bank, Ltd.                                               65,619     928,239        0.1%
    Zee Entertainment Enterprises, Ltd.                          10,458      65,344        0.0%
    Zensar Technologies, Ltd.                                     4,461      65,908        0.0%
                                                                        -----------        ---
TOTAL INDIA                                                              48,771,996        2.2%
                                                                        -----------        ---
INDONESIA -- (0.5%)
    Ace Hardware Indonesia Tbk PT                               836,600      58,536        0.0%
    Adaro Energy Tbk PT                                       6,360,800     350,608        0.0%
    Adhi Karya Persero Tbk PT                                   784,987     158,526        0.0%
*   Agung Podomoro Land Tbk PT                                2,441,400      46,967        0.0%
    AKR Corporindo Tbk PT                                        66,400      32,618        0.0%
    Alam Sutera Realty Tbk PT                                 4,425,100     132,343        0.0%
*   Aneka Tambang Persero Tbk PT                              3,299,420     189,813        0.0%
    Arwana Citramulia Tbk PT                                    232,600      10,554        0.0%
    Asahimas Flat Glass Tbk PT                                   86,500      44,588        0.0%
    Astra Agro Lestari Tbk PT                                   160,600     195,659        0.0%
    Astra International Tbk PT                                  953,900     484,061        0.1%
*   Bakrie Telecom Tbk PT                                     4,680,500      17,745        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
INDONESIA -- (Continued)
    Bank Bukopin Tbk                                          1,262,200 $ 57,334        0.0%
    Bank Central Asia Tbk PT                                    256,000  252,646        0.0%
    Bank Danamon Indonesia Tbk PT                               822,263  204,850        0.0%
    Bank Mandiri Persero Tbk PT                                 221,609  161,093        0.0%
    Bank Negara Indonesia Persero Tbk PT                        699,320  242,127        0.0%
*   Bank Pan Indonesia Tbk PT                                 1,316,000   78,149        0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT        894,500   63,607        0.0%
    Bank Permata Tbk PT                                           1,500      102        0.0%
    Bank Rakyat Indonesia Persero Tbk PT                      1,015,700  793,755        0.1%
    Bank Tabungan Negara Persero Tbk PT                       1,544,941  205,449        0.0%
*   Bank Tabungan Pensiunan Nasional Tbk PT                      54,000   10,958        0.0%
*   Bayan Resources Tbk PT                                       16,000    9,648        0.0%
    Bekasi Fajar Industrial Estate Tbk PT                     1,060,300   22,610        0.0%
*   Benakat Integra Tbk PT                                    3,406,400   12,894        0.0%
*   Berlian Laju Tanker Tbk PT                                  514,666       --        0.0%
    BISI International Tbk PT                                   468,500   58,984        0.0%
    Bumi Serpong Damai Tbk PT                                 2,092,800  292,156        0.0%
    Charoen Pokphand Indonesia Tbk PT                           659,000  184,892        0.0%
    Ciputra Development Tbk PT                                3,220,373  302,893        0.0%
    Ciputra Property Tbk PT                                     813,200   30,400        0.0%
    Ciputra Surya Tbk PT                                        279,888   44,493        0.0%
*   Citra Marga Nusaphala Persada Tbk PT                        435,000   58,047        0.0%
*   Darma Henwa Tbk PT                                        3,062,000    2,786        0.0%
*   Eagle High Plantations Tbk PT                             3,299,500   70,754        0.0%
    Elnusa Tbk PT                                             1,814,900   67,601        0.0%
*   Energi Mega Persada Tbk PT                                6,952,500   26,341        0.0%
    Erajaya Swasembada Tbk PT                                   382,200   21,251        0.0%
*   Eureka Prima Jakarta Tbk PT                                 764,400   26,663        0.0%
*   Exploitasi Energi Indonesia Tbk PT                        1,212,500    6,337        0.0%
    Gajah Tunggal Tbk PT                                        689,200   41,412        0.0%
*   Garuda Indonesia Persero Tbk PT                           1,784,500   59,895        0.0%
    Global Mediacom Tbk PT                                    2,061,500  180,666        0.0%
    Gudang Garam Tbk PT                                          22,300  116,863        0.0%
*   Hanson International Tbk PT                               1,657,600  101,658        0.0%
*   Harum Energy Tbk PT                                         224,000   15,359        0.0%
    Holcim Indonesia Tbk PT                                     435,500   34,115        0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                        861,000   65,238        0.0%
    Indo Tambangraya Megah Tbk PT                               141,800   83,678        0.0%
    Indocement Tunggal Prakarsa Tbk PT                          121,500  180,995        0.0%
    Indofood CBP Sukses Makmur Tbk PT                            19,000   21,965        0.0%
    Indofood Sukses Makmur Tbk PT                             1,242,500  667,837        0.1%
*   Indosat Tbk PT                                              176,750   89,785        0.0%
*   Inovisi Infracom Tbk PT                                       7,778       13        0.0%
    Intiland Development Tbk PT                               2,061,800   79,598        0.0%
    Japfa Comfeed Indonesia Tbk PT                            1,488,900  104,066        0.0%
    Jasa Marga Persero Tbk PT                                   239,500   98,687        0.0%
    Kalbe Farma Tbk PT                                        2,130,000  221,474        0.0%
    Kawasan Industri Jababeka Tbk PT                          5,906,873  116,967        0.0%
*   Krakatau Steel Persero Tbk PT                               970,300   46,266        0.0%
*   Lippo Cikarang Tbk PT                                       220,300  121,976        0.0%
    Lippo Karawaci Tbk PT                                     3,788,750  291,106        0.0%
*   Malindo Feedmill Tbk PT                                     371,200   38,459        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT                             17,600 $    25,236        0.0%
    Matahari Putra Prima Tbk PT                                 267,600      29,837        0.0%
    Mayora Indah Tbk PT                                         124,833     333,537        0.0%
    Medco Energi Internasional Tbk PT                           534,600      67,735        0.0%
    Media Nusantara Citra Tbk PT                                613,000     108,640        0.0%
*   Mitra Adiperkasa Tbk PT                                     208,500      66,243        0.0%
    MNC Investama Tbk PT                                      5,059,700      64,702        0.0%
    Modernland Realty Tbk PT                                  2,774,000      80,279        0.0%
*   Nirvana Development Tbk PT                                  911,900       6,978        0.0%
*   Nusantara Infrastructure Tbk PT                           3,043,000      26,719        0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                            313,000      16,121        0.0%
    Pakuwon Jati Tbk PT                                       3,888,700     154,075        0.0%
    Pan Brothers Tbk PT                                       1,291,500      48,517        0.0%
*   Panin Financial Tbk PT                                    5,154,600      70,540        0.0%
    Pembangunan Perumahan Persero Tbk PT                        475,000     131,651        0.0%
    Perusahaan Gas Negara Persero Tbk                           421,000      83,193        0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT     1,154,300     133,758        0.0%
    Ramayana Lestari Sentosa Tbk PT                           1,460,024      77,419        0.0%
    Salim Ivomas Pratama Tbk PT                                 672,400      24,722        0.0%
    Sawit Sumbermas Sarana Tbk PT                               280,100      39,363        0.0%
*   Sekawan Intipratama Tbk PT                                1,471,800       6,947        0.0%
    Semen Baturaja Persero Tbk PT                               772,600      28,597        0.0%
    Semen Indonesia Persero Tbk PT                              282,400     211,089        0.0%
    Sentul City Tbk PT                                        9,187,800      55,554        0.0%
    Sri Rejeki Isman Tbk PT                                   3,898,800      84,913        0.0%
*   Sugih Energy Tbk PT                                       1,969,100      51,485        0.0%
    Summarecon Agung Tbk PT                                   3,131,000     369,399        0.1%
    Surya Citra Media Tbk PT                                    205,000      49,528        0.0%
    Surya Semesta Internusa Tbk PT                              812,400      42,359        0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                  286,900     152,611        0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      35,000       9,390        0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR         5,755     307,144        0.0%
    Tempo Scan Pacific Tbk PT                                   206,900      31,347        0.0%
*   Tiga Pilar Sejahtera Food Tbk                               733,900      62,643        0.0%
    Timah Persero Tbk PT                                      1,015,156      59,396        0.0%
    Tiphone Mobile Indonesia Tbk PT                             784,500      40,678        0.0%
*   Tower Bersama Infrastructure Tbk PT                         151,500      67,881        0.0%
*   Trada Maritime Tbk PT                                       441,000       1,672        0.0%
*   Truba Alam Manunggal Engineering PT                       2,841,000       3,016        0.0%
    Tunas Baru Lampung Tbk PT                                   326,500      15,423        0.0%
    Tunas Ridean Tbk PT                                         537,500      43,818        0.0%
    Unilever Indonesia Tbk PT                                    41,600     133,984        0.0%
    United Tractors Tbk PT                                      356,724     403,820        0.1%
*   Vale Indonesia Tbk PT                                       977,400     137,291        0.0%
*   Visi Media Asia Tbk PT                                    1,219,300      35,020        0.0%
    Waskita Karya Persero Tbk PT                              1,097,963     194,514        0.0%
    Wijaya Karya Persero Tbk PT                                  92,400      18,508        0.0%
*   XL Axiata Tbk PT                                            435,100     115,947        0.0%
                                                                        -----------        ---
TOTAL INDONESIA                                                          12,132,155        0.5%
                                                                        -----------        ---
IRELAND -- (0.4%)
*   Bank of Ireland                                           3,339,548   1,014,142        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
IRELAND -- (Continued)
    C&C Group P.L.C.                                          106,987 $  481,822        0.0%
    CRH P.L.C.                                                  1,971     57,362        0.0%
    CRH P.L.C. Sponsored ADR                                   56,586  1,647,219        0.1%
*   FBD Holdings P.L.C.                                         6,284     45,923        0.0%
    Glanbia P.L.C.                                             34,953    659,741        0.0%
    IFG Group P.L.C.                                           10,052     23,939        0.0%
*   Independent News & Media P.L.C.                            79,753     14,621        0.0%
    Irish Continental Group P.L.C.                             26,462    156,279        0.0%
*   Kenmare Resources P.L.C.                                   77,286        844        0.0%
    Kerry Group P.L.C. Class A                                 14,315  1,276,504        0.1%
    Kingspan Group P.L.C.                                      50,428  1,328,974        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                         6,548    879,953        0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                         2,126    284,388        0.0%
    Smurfit Kappa Group P.L.C.                                 55,531  1,473,985        0.1%
                                                                      ----------        ---
TOTAL IRELAND                                                          9,345,696        0.4%
                                                                      ----------        ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                            44,678     18,935        0.0%
    Africa Israel Properties, Ltd.                              4,516     64,851        0.0%
*   Airport City, Ltd.                                         13,886    135,909        0.0%
*   Allot Communications, Ltd.                                    931      4,847        0.0%
    Alrov Properties and Lodgings, Ltd.                         2,406     53,375        0.0%
    Amot Investments, Ltd.                                     23,559     85,631        0.0%
*   AudioCodes, Ltd.                                            7,800     32,935        0.0%
*   Azorim-Investment Development & Construction Co., Ltd.     10,744      8,935        0.0%
    Azrieli Group, Ltd.                                         2,901    116,213        0.0%
    Bank Hapoalim BM                                          103,789    534,651        0.1%
*   Bank Leumi Le-Israel BM                                   153,767    571,446        0.1%
    Bayside Land Corp.                                            173     60,071        0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.           265,698    559,944        0.1%
    Big Shopping Centers, Ltd.                                    190     11,330        0.0%
    Blue Square Real Estate, Ltd.                                 562     19,669        0.0%
*   Cellcom Israel, Ltd.                                       11,167     83,641        0.0%
*   Ceragon Networks, Ltd.                                      2,962      3,404        0.0%
*   Clal Biotechnology Industries, Ltd.                        14,222     11,338        0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   6,662     82,261        0.0%
*   Compugen, Ltd.                                              2,287     15,654        0.0%
    Delek Automotive Systems, Ltd.                              8,604     80,067        0.0%
    Delek Group, Ltd.                                             838    147,296        0.0%
    Delta-Galil Industries, Ltd.                                5,332    146,726        0.0%
    Direct Insurance Financial Investments, Ltd.                6,685     51,186        0.0%
    El Al Israel Airlines                                     108,280     88,584        0.0%
    Elbit Systems, Ltd.(M3760D101)                              1,800    180,000        0.0%
    Elbit Systems, Ltd.(6308913)                                2,679    268,709        0.0%
    Electra, Ltd.                                                 693     90,813        0.0%
*   Equital, Ltd.                                                 537      9,214        0.0%
*   Evogene, Ltd.                                                 952      7,002        0.0%
    First International Bank Of Israel, Ltd.                   16,639    210,806        0.0%
    Formula Systems 1985, Ltd.                                  2,369     75,932        0.0%
    Fox Wizel, Ltd.                                             1,437     25,259        0.0%
    Frutarom Industries, Ltd.                                   8,502    442,095        0.0%
*   Gilat Satellite Networks, Ltd.                              9,728     42,617        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
ISRAEL -- (Continued)
*   Hadera Paper, Ltd.                                            279 $     7,949        0.0%
    Harel Insurance Investments & Financial Services, Ltd.     37,780     148,561        0.0%
    Hilan, Ltd.                                                   664       9,158        0.0%
    IDI Insurance Co., Ltd.                                     1,208      62,861        0.0%
    Industrial Buildings Corp., Ltd.                           13,096      12,659        0.0%
    Israel Chemicals, Ltd.                                     36,123     179,963        0.0%
*   Israel Discount Bank, Ltd. Class A                        260,709     435,109        0.0%
*   Jerusalem Oil Exploration                                   4,473     187,384        0.0%
*   Kamada, Ltd.                                                6,921      26,825        0.0%
    Matrix IT, Ltd.                                            14,912     101,674        0.0%
    Melisron, Ltd.                                              3,762     146,060        0.0%
*   Menora Mivtachim Holdings, Ltd.                             6,823      59,454        0.0%
    Migdal Insurance & Financial Holding, Ltd.                 92,558      67,945        0.0%
    Mizrahi Tefahot Bank, Ltd.                                 31,754     369,338        0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                        6,735      34,366        0.0%
    Neto ME Holdings, Ltd.                                        124       9,728        0.0%
    NICE-Systems, Ltd. Sponsored ADR                            7,239     462,210        0.0%
*   Nova Measuring Instruments, Ltd.                            6,405      70,515        0.0%
*   Oil Refineries, Ltd.                                      400,288     145,507        0.0%
*   Partner Communications Co., Ltd.                           27,177     141,066        0.0%
*   Partner Communications Co., Ltd. ADR                        1,600       8,112        0.0%
    Paz Oil Co., Ltd.                                           1,784     278,484        0.0%
*   Phoenix Holdings, Ltd. (The)                               20,145      52,073        0.0%
    Plasson Industries, Ltd.                                      634      16,992        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.        1,225      50,323        0.0%
    Sapiens International Corp. NV                              3,081      38,460        0.0%
    Shikun & Binui, Ltd.                                       59,172     113,114        0.0%
    Shufersal, Ltd.                                            21,302      72,297        0.0%
    Strauss Group, Ltd.                                         4,340      69,597        0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR         67,449   3,672,598        0.2%
*   Tower Semiconductor, Ltd.                                   4,323      50,372        0.0%
*   Union Bank of Israel                                        4,714      17,249        0.0%
                                                                      -----------        ---
TOTAL ISRAEL                                                           11,459,349        0.5%
                                                                      -----------        ---
ITALY -- (2.0%)
    A2A SpA                                                   276,376     395,040        0.0%
    ACEA SpA                                                   11,829     173,993        0.0%
    Alerion Cleanpower SpA                                      2,913       6,480        0.0%
    Amplifon SpA                                               20,340     187,305        0.0%
    Anima Holding SpA                                          57,730     410,000        0.0%
    Ansaldo STS SpA                                            24,656     299,315        0.0%
*   Arnoldo Mondadori Editore SpA                              71,829      82,055        0.0%
    Ascopiave SpA                                              15,279      41,770        0.0%
    Assicurazioni Generali SpA                                239,827   3,666,857        0.2%
#   Astaldi SpA                                                22,586     110,875        0.0%
    Atlantia SpA                                               27,083     754,913        0.0%
*   Autogrill SpA                                              24,680     209,451        0.0%
    Azimut Holding SpA                                         17,346     437,836        0.0%
*   Banca Carige SpA                                           61,864      50,752        0.0%
    Banca Generali SpA                                         11,534     343,218        0.0%
    Banca IFIS SpA                                              8,953     256,640        0.0%
    Banca Mediolanum SpA                                       66,516     548,467        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
ITALY -- (Continued)
*   Banca Monte dei Paschi di Siena SpA                         302,599 $  245,290        0.0%
    Banca Popolare dell'Emilia Romagna SC                       133,569    783,192        0.1%
*   Banca Popolare dell'Etruria e del Lazio SC                   52,566         --        0.0%
    Banca Popolare di Milano Scarl                            1,133,505    862,628        0.1%
    Banca Popolare di Sondrio SCARL                             170,955    639,432        0.0%
    Banca Profilo SpA                                            61,003     15,835        0.0%
    Banco di Desio e della Brianza SpA                           12,951     36,522        0.0%
    Banco Popolare SC                                           100,512    711,709        0.0%
    BasicNet SpA                                                 12,584     51,548        0.0%
    BI Esse SpA                                                   3,608     54,963        0.0%
    Brembo SpA                                                    7,759    417,448        0.0%
    Brunello Cucinelli SpA                                          982     19,282        0.0%
    Buzzi Unicem SpA                                             26,107    495,891        0.0%
    Cairo Communication SpA                                       7,221     40,277        0.0%
    Cementir Holding SpA                                         17,955     94,791        0.0%
    Cerved Information Solutions SpA                              7,124     57,431        0.0%
*   CIR-Compagnie Industriali Riunite SpA                       143,454    178,908        0.0%
    CNH Industrial NV                                           126,532    972,763        0.1%
    Credito Emiliano SpA                                         29,946    216,658        0.0%
*   Credito Valtellinese SC                                     315,367    246,938        0.0%
*   d'Amico International Shipping SA                            69,418     35,334        0.0%
    Danieli & C Officine Meccaniche SpA                           6,446    141,490        0.0%
    Datalogic SpA                                                 3,555     64,759        0.0%
    Davide Campari-Milano SpA                                    62,173    601,438        0.0%
    De' Longhi SpA                                                9,056    209,066        0.0%
    DiaSorin SpA                                                  4,723    276,089        0.0%
    Ei Towers SpA                                                 4,241    248,965        0.0%
    El.En. SpA                                                      753     37,255        0.0%
    Enel SpA                                                    371,437  1,688,116        0.1%
    Engineering SpA                                               1,791    135,543        0.0%
    Eni SpA                                                     231,731  3,785,774        0.2%
    Eni SpA Sponsored ADR                                        26,710    875,287        0.1%
    ERG SpA                                                      24,058    313,646        0.0%
    Esprinet SpA                                                 11,424     99,932        0.0%
*   Eurotech SpA                                                 11,463     19,463        0.0%
    Falck Renewables SpA                                         61,984     68,928        0.0%
*   Ferrari NV                                                   17,952    811,352        0.1%
    Fiat Chrysler Automobiles NV                                179,524  1,445,289        0.1%
    FinecoBank Banca Fineco SpA                                  30,388    244,797        0.0%
*   Finmeccanica SpA                                            110,299  1,398,252        0.1%
    FNM SpA                                                      37,047     20,184        0.0%
*   Geox SpA                                                     25,019     80,958        0.0%
*   Gruppo Editoriale L'Espresso SpA                             33,656     36,051        0.0%
    Hera SpA                                                    129,288    389,419        0.0%
*   IMMSI SpA                                                    84,673     42,335        0.0%
    Industria Macchine Automatiche SpA                            3,521    205,525        0.0%
*   Intek Group SpA                                              98,399     25,694        0.0%
    Interpump Group SpA                                          17,064    246,253        0.0%
    Intesa Sanpaolo SpA                                         629,267  1,749,236        0.1%
    Iren SpA                                                    108,074    200,122        0.0%
    Italcementi SpA                                              42,024    498,672        0.0%
    Italmobiliare SpA                                             2,248     97,947        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
ITALY -- (Continued)
*   Juventus Football Club SpA                                  149,340 $    43,786        0.0%
    La Doria SpA                                                  4,431      64,566        0.0%
*   Landi Renzo SpA                                               9,013       5,239        0.0%
    Luxottica Group SpA                                           8,362     456,311        0.0%
    Luxottica Group SpA Sponsored ADR                             2,300     125,879        0.0%
*   Maire Tecnimont SpA                                          24,395      74,264        0.0%
    MARR SpA                                                      4,985     101,550        0.0%
    Mediaset SpA                                                264,981   1,197,094        0.1%
    Mediobanca SpA                                              114,390     942,283        0.1%
    Moleskine SpA                                                18,513      42,700        0.0%
    Moncler SpA                                                   7,833     127,316        0.0%
    Nice SpA                                                      2,500       7,214        0.0%
    Parmalat SpA                                                102,276     285,252        0.0%
    Piaggio & C SpA                                              51,523     114,516        0.0%
    Prima Industrie SpA                                           1,431      18,052        0.0%
    Prysmian SpA                                                 45,328   1,072,408        0.1%
#*  RCS MediaGroup SpA                                           34,372      22,187        0.0%
    Recordati SpA                                                19,414     494,008        0.0%
    Reply SpA                                                       882     125,598        0.0%
*   Retelit SpA                                                  46,396      34,599        0.0%
    Sabaf SpA                                                     1,349      15,833        0.0%
    SAES Getters SpA                                              2,892      35,536        0.0%
*   Safilo Group SpA                                              8,418      74,388        0.0%
*   Saipem SpA                                                1,178,520     566,284        0.0%
    Salini Impregilo SpA                                         99,517     436,474        0.0%
    Salvatore Ferragamo SpA                                       6,735     156,106        0.0%
*   Saras SpA                                                   100,321     175,229        0.0%
    SAVE SpA                                                      1,963      30,274        0.0%
*   Snai SpA                                                      8,960       7,389        0.0%
    Snam SpA                                                     97,484     596,153        0.0%
    Societa Cattolica di Assicurazioni SCRL                      57,331     399,111        0.0%
    Societa Iniziative Autostradali e Servizi SpA                24,963     261,094        0.0%
*   Sogefi SpA                                                   11,540      21,106        0.0%
    SOL SpA                                                      10,344      91,272        0.0%
*   Telecom Italia SpA                                        1,585,426   1,548,125        0.1%
*   Telecom Italia SpA Sponsored ADR                             48,868     476,952        0.0%
    Tenaris SA ADR                                                8,006     216,722        0.0%
    Terna Rete Elettrica Nazionale SpA                          183,955   1,039,022        0.1%
*   Tiscali SpA                                                 763,357      47,215        0.0%
    Tod's SpA                                                     4,394     304,401        0.0%
    Trevi Finanziaria Industriale SpA                            34,212      55,275        0.0%
    UniCredit SpA                                               369,024   1,431,078        0.1%
    Unione di Banche Italiane SpA                               216,180     918,894        0.1%
    Unipol Gruppo Finanziario SpA                               174,446     748,954        0.0%
    UnipolSai SpA                                               364,688     853,389        0.1%
    Vittoria Assicurazioni SpA                                    8,898      90,644        0.0%
*   Yoox Net-A-Porter Group SpA                                   6,522     191,361        0.0%
    Zignago Vetro SpA                                             5,465      36,222        0.0%
                                                                        -----------        ---
TOTAL ITALY                                                              46,388,969        2.1%
                                                                        -----------        ---
JAPAN -- (16.4%)
    77 Bank, Ltd. (The)                                         140,000     491,171        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    A&D Co., Ltd.                                               5,400 $   19,264        0.0%
    ABC-Mart, Inc.                                              3,400    220,634        0.0%
    Accordia Golf Co., Ltd.                                    26,100    247,759        0.0%
    Achilles Corp.                                             56,000     71,542        0.0%
*   Acom Co., Ltd.                                              9,900     51,645        0.0%
    Adastria Co., Ltd.                                         12,880    426,853        0.0%
    ADEKA Corp.                                                29,900    419,313        0.0%
    Aderans Co., Ltd.                                           9,500     47,764        0.0%
    Advan Co., Ltd.                                             7,000     67,121        0.0%
    Advantest Corp.                                            32,200    305,698        0.0%
    Aeon Co., Ltd.                                            196,905  2,950,700        0.2%
    Aeon Delight Co., Ltd.                                      5,400    149,096        0.0%
    Aeon Fantasy Co., Ltd.                                      3,700     81,575        0.0%
    AEON Financial Service Co., Ltd.                            7,100    158,463        0.0%
    Aeon Hokkaido Corp.                                         2,500     11,845        0.0%
    Aeon Mall Co., Ltd.                                        12,280    168,889        0.0%
    Ahresty Corp.                                               9,700     63,314        0.0%
    Ai Holdings Corp.                                           8,200    234,318        0.0%
    Aica Kogyo Co., Ltd.                                       12,200    272,249        0.0%
    Aichi Bank, Ltd. (The)                                      2,700    122,867        0.0%
    Aichi Corp.                                                11,300     85,154        0.0%
    Aichi Steel Corp.                                          42,000    177,991        0.0%
    Aichi Tokei Denki Co., Ltd.                                 7,000     19,814        0.0%
    Aida Engineering, Ltd.                                     17,000    155,097        0.0%
    Ain Holdings, Inc.                                          8,800    427,486        0.0%
    Air Water, Inc.                                            45,000    676,028        0.1%
    Airport Facilities Co., Ltd.                                7,400     32,773        0.0%
    Aisan Industry Co., Ltd.                                   15,500    114,774        0.0%
    Aisin Seiki Co., Ltd.                                      41,862  1,626,749        0.1%
    Ajinomoto Co., Inc.                                        18,000    414,905        0.0%
*   Akebono Brake Industry Co., Ltd.                           38,100     98,322        0.0%
    Akita Bank, Ltd. (The)                                     63,000    168,283        0.0%
    Albis Co., Ltd.                                               600     11,410        0.0%
    Alconix Corp.                                               4,200     60,664        0.0%
    Alfresa Holdings Corp.                                      2,700     51,994        0.0%
    Alinco, Inc.                                                5,400     50,946        0.0%
    Alpen Co., Ltd.                                             4,800     81,913        0.0%
    Alpine Electronics, Inc.                                   15,000    184,624        0.0%
    Alps Electric Co., Ltd.                                    38,900    672,336        0.1%
    Alps Logistics Co., Ltd.                                    4,400     23,082        0.0%
    Altech Corp.                                                  300      5,896        0.0%
    Amada Holdings Co., Ltd.                                   60,700    609,822        0.1%
    Amano Corp.                                                18,800    307,554        0.0%
    Amiyaki Tei Co., Ltd.                                       1,300     51,203        0.0%
    Amuse, Inc.                                                 2,200     45,099        0.0%
    ANA Holdings, Inc.                                         51,000    142,409        0.0%
    Anest Iwata Corp.                                          11,600    121,677        0.0%
    Anritsu Corp.                                              43,300    257,541        0.0%
    AOI Pro, Inc.                                               2,300     18,260        0.0%
    AOKI Holdings, Inc.                                        19,000    220,466        0.0%
    Aomori Bank, Ltd. (The)                                    69,000    211,352        0.0%
    Aoyama Trading Co., Ltd.                                   10,500    391,488        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Aozora Bank, Ltd.                                         209,000 $  741,535        0.1%
    Arakawa Chemical Industries, Ltd.                           4,400     37,355        0.0%
    Arata Corp.                                                 2,000     45,247        0.0%
    Arcland Sakamoto Co., Ltd.                                 10,800    112,138        0.0%
    Arcs Co., Ltd.                                              8,400    197,202        0.0%
    Ardepro Co., Ltd.                                          41,800     44,408        0.0%
    Ariake Japan Co., Ltd.                                      3,200    177,288        0.0%
    Artnature, Inc.                                             4,200     34,824        0.0%
    As One Corp.                                                2,400     86,539        0.0%
    Asahi Co., Ltd.                                             4,100     60,812        0.0%
    Asahi Diamond Industrial Co., Ltd.                         14,400    143,692        0.0%
    Asahi Glass Co., Ltd.                                     155,000    907,750        0.1%
    Asahi Group Holdings, Ltd.                                 12,200    387,192        0.0%
    Asahi Holdings, Inc.                                        8,800    118,269        0.0%
    Asahi Intecc Co., Ltd.                                      4,600    221,299        0.0%
    Asahi Kasei Corp.                                         342,000  2,340,007        0.1%
    Asahi Kogyosha Co., Ltd.                                    6,000     25,361        0.0%
    ASAHI YUKIZAI Corp.                                        16,000     30,194        0.0%
    Asanuma Corp.                                              18,000     41,290        0.0%
    Asax Co., Ltd.                                                100      1,242        0.0%
    Ashikaga Holdings Co., Ltd.                                43,900    129,168        0.0%
    Ashimori Industry Co., Ltd.                                33,000     45,978        0.0%
*   Asia Growth Capital, Ltd.                                  50,200     38,009        0.0%
    Asia Pile Holdings Corp.                                    7,800     29,110        0.0%
    Asics Corp.                                                17,400    344,613        0.0%
    ASKA Pharmaceutical Co., Ltd.                               7,000     88,843        0.0%
    ASKUL Corp.                                                 2,300     90,434        0.0%
    Astellas Pharma, Inc.                                      28,000    377,512        0.0%
    Asunaro Aoki Construction Co., Ltd.                         2,000     12,297        0.0%
    Atom Corp.                                                  9,500     57,819        0.0%
    Autobacs Seven Co., Ltd.                                   17,200    296,757        0.0%
    Avex Group Holdings, Inc.                                  16,400    205,561        0.0%
    Awa Bank, Ltd. (The)                                       91,000    462,782        0.0%
    Axell Corp.                                                 2,500     19,396        0.0%
    Axial Retailing, Inc.                                       3,600    114,780        0.0%
    Azbil Corp.                                                11,400    292,504        0.0%
    Bandai Namco Holdings, Inc.                                18,800    400,239        0.0%
    Bando Chemical Industries, Ltd.                            28,000    136,469        0.0%
    Bank of Iwate, Ltd. (The)                                   6,500    245,409        0.0%
    Bank of Kochi, Ltd. (The)                                  13,000     13,430        0.0%
    Bank of Kyoto, Ltd. (The)                                  97,000    650,645        0.1%
    Bank of Nagoya, Ltd. (The)                                 74,000    245,412        0.0%
    Bank of Okinawa, Ltd. (The)                                 5,200    171,650        0.0%
    Bank of Saga, Ltd. (The)                                   49,000     99,135        0.0%
    Bank of the Ryukyus, Ltd.                                  11,700    135,110        0.0%
    Belc Co., Ltd.                                              3,600    143,203        0.0%
    Belluna Co., Ltd.                                          14,200     71,394        0.0%
    Benefit One, Inc.                                           1,600     36,281        0.0%
    Benesse Holdings, Inc.                                     15,800    448,270        0.0%
    Best Denki Co., Ltd.                                       13,000     13,936        0.0%
    Bic Camera, Inc.                                           29,300    285,389        0.0%
    Biofermin Pharmaceutical Co., Ltd.                          1,100     34,807        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    BML, Inc.                                                   4,000 $  170,486        0.0%
    Bookoff Corp.                                               3,500     28,516        0.0%
    BP Castrol KK                                               3,500     41,443        0.0%
    Bridgestone Corp.                                          31,000  1,141,030        0.1%
    Broadleaf Co., Ltd.                                         7,800     77,080        0.0%
    Broccoli Co., Ltd.                                         12,000     39,817        0.0%
    BRONCO BILLY Co., Ltd.                                        800     22,264        0.0%
    Brother Industries, Ltd.                                   70,500    799,213        0.1%
    Bunka Shutter Co., Ltd.                                    20,000    168,573        0.0%
    C Uyemura & Co., Ltd.                                         600     25,738        0.0%
    Calbee, Inc.                                                7,900    307,556        0.0%
    Calsonic Kansei Corp.                                      53,000    361,996        0.0%
    Can Do Co., Ltd.                                            3,400     51,126        0.0%
    Canon Electronics, Inc.                                    10,200    147,326        0.0%
    Canon Marketing Japan, Inc.                                17,800    319,016        0.0%
    Canon, Inc.                                                39,900  1,115,713        0.1%
    Canon, Inc. Sponsored ADR                                   9,399    262,514        0.0%
    Capcom Co., Ltd.                                           13,800    317,887        0.0%
    Carlit Holdings Co., Ltd.                                     700      3,092        0.0%
    Casio Computer Co., Ltd.                                   26,000    494,700        0.0%
    Cawachi, Ltd.                                               4,800    112,424        0.0%
    Central Glass Co., Ltd.                                    80,000    445,979        0.0%
    Central Japan Railway Co.                                   3,700    648,150        0.1%
    Central Sports Co., Ltd.                                    2,500     52,948        0.0%
    Century Tokyo Leasing Corp.                                16,700    567,850        0.1%
    Chiba Bank, Ltd. (The)                                     63,000    318,151        0.0%
    Chiba Kogyo Bank, Ltd. (The)                               19,200     84,279        0.0%
    Chino Corp.                                                 1,000      9,241        0.0%
    Chiyoda Co., Ltd.                                           2,800     72,287        0.0%
    Chiyoda Integre Co., Ltd.                                   5,200    103,970        0.0%
    Chori Co., Ltd.                                             3,500     50,398        0.0%
    Chubu Electric Power Co., Inc.                             35,600    468,929        0.0%
    Chubu Shiryo Co., Ltd.                                      8,200     61,288        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             44,000     80,843        0.0%
    Chugai Ro Co., Ltd.                                        20,000     35,608        0.0%
    Chugoku Bank, Ltd. (The)                                   65,000    671,933        0.1%
    Chugoku Electric Power Co., Inc. (The)                     15,000    194,678        0.0%
    Chugoku Marine Paints, Ltd.                                19,000    134,600        0.0%
    Chukyo Bank, Ltd. (The)                                    21,000     43,411        0.0%
    Chuo Spring Co., Ltd.                                       4,000     10,937        0.0%
    Ci:z Holdings Co., Ltd.                                     4,800     97,721        0.0%
    Citizen Holdings Co., Ltd.                                105,100    592,827        0.1%
    CKD Corp.                                                  23,300    189,330        0.0%
    Clarion Co., Ltd.                                          73,000    221,395        0.0%
    Cleanup Corp.                                               5,800     37,456        0.0%
    CMIC Holdings Co., Ltd.                                     3,700     54,638        0.0%
*   CMK Corp.                                                  14,100     52,772        0.0%
    Coca-Cola East Japan Co., Ltd.                             16,018    293,464        0.0%
    Coca-Cola West Co., Ltd.                                   20,700    561,104        0.1%
    Cocokara fine, Inc.                                         5,000    222,730        0.0%
    COLOPL, Inc.                                                5,300    104,696        0.0%
    Colowide Co., Ltd.                                         11,100    180,810        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Computer Engineering & Consulting, Ltd.                     6,400 $   92,745        0.0%
    COMSYS Holdings Corp.                                      24,500    368,372        0.0%
*   Concordia Financial Group, Ltd.                           142,624    686,847        0.1%
    CONEXIO Corp.                                               6,300     71,513        0.0%
    COOKPAD, Inc.                                               8,700    124,415        0.0%
    Cosmo Energy Holdings Co., Ltd.                            18,600    236,007        0.0%
    Cosmos Initia Co., Ltd.                                     2,200      8,529        0.0%
    Cosmos Pharmaceutical Corp.                                   900    154,078        0.0%
    Create SD Holdings Co., Ltd.                                9,000    215,812        0.0%
    Credit Saison Co., Ltd.                                    42,100    774,146        0.1%
*   CROOZ, Inc.                                                 1,200     24,721        0.0%
    CTI Engineering Co., Ltd.                                   4,800     43,045        0.0%
    CyberAgent, Inc.                                            4,500    210,963        0.0%
    DA Consortium, Inc.                                         5,100     38,068        0.0%
    Dai Nippon Printing Co., Ltd.                              42,000    393,895        0.0%
    Dai Nippon Toryo Co., Ltd.                                 43,000     75,190        0.0%
    Dai-Dan Co., Ltd.                                           9,000     63,801        0.0%
    Dai-ichi Life Insurance Co., Ltd. (The)                    42,100    506,029        0.0%
    Dai-ichi Seiko Co., Ltd.                                    3,500     38,715        0.0%
    Daibiru Corp.                                              17,800    155,327        0.0%
    Daicel Corp.                                               75,000    936,896        0.1%
    Daido Kogyo Co., Ltd.                                      11,553     19,996        0.0%
    Daido Metal Co., Ltd.                                      14,000    102,854        0.0%
    Daido Steel Co., Ltd.                                     120,000    405,460        0.0%
    Daifuku Co., Ltd.                                          22,700    405,986        0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                     3,000     16,263        0.0%
    Daihatsu Motor Co., Ltd.                                   49,300    657,911        0.1%
    Daihen Corp.                                               44,000    219,195        0.0%
    Daiho Corp.                                                26,000    110,237        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 12,000     54,557        0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      1,200     32,632        0.0%
    Daiichi Sankyo Co., Ltd.                                   20,100    473,704        0.0%
    Daiichikosho Co., Ltd.                                     11,000    461,139        0.0%
    Daiken Corp.                                               20,000     56,777        0.0%
    Daiken Medical Co., Ltd.                                    1,200      9,655        0.0%
    Daiki Aluminium Industry Co., Ltd.                         10,000     25,257        0.0%
    Daikin Industries, Ltd.                                     7,000    555,653        0.0%
    Daikoku Denki Co., Ltd.                                     2,600     31,248        0.0%
    Daikokutenbussan Co., Ltd.                                  1,800     80,899        0.0%
    Daikyo, Inc.                                              112,000    179,355        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    27,000    111,418        0.0%
    Dainippon Screen Manufacturing Co., Ltd.                   48,000    370,331        0.0%
    Daio Paper Corp.                                           30,000    295,865        0.0%
    Daisan Bank, Ltd. (The)                                    57,000     81,119        0.0%
    Daiseki Co., Ltd.                                          11,600    215,087        0.0%
    Daiseki Eco. Solution Co., Ltd.                             2,700     28,459        0.0%
    Daishi Bank, Ltd. (The)                                    89,000    308,506        0.0%
*   Daishinku Corp.                                            13,000     28,889        0.0%
    Daisyo Corp.                                                1,500     19,447        0.0%
    Daito Pharmaceutical Co., Ltd.                              4,180    109,651        0.0%
    Daito Trust Construction Co., Ltd.                          4,700    664,731        0.1%
    Daiwa House Industry Co., Ltd.                             46,000  1,228,969        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Daiwa Securities Group, Inc.                              283,000 $1,648,142        0.1%
    Daiwabo Holdings Co., Ltd.                                 68,000    133,747        0.0%
    DC Co., Ltd.                                                3,800     11,614        0.0%
    DCM Holdings Co., Ltd.                                     29,700    224,534        0.0%
    Dena Co., Ltd.                                             23,900    402,225        0.0%
    Denka Co., Ltd.                                           179,000    753,511        0.1%
    Denso Corp.                                                24,900    946,478        0.1%
    Dentsu, Inc.                                                7,700    391,229        0.0%
    Denyo Co., Ltd.                                             5,400     57,927        0.0%
    Descente, Ltd.                                             11,000    153,001        0.0%
    DIC Corp.                                                 323,000    742,999        0.1%
    Disco Corp.                                                 3,700    314,448        0.0%
    DKS Co., Ltd.                                              21,000     65,406        0.0%
    DMG Mori Co., Ltd.                                         42,900    481,316        0.0%
    Don Quijote Holdings Co., Ltd.                              6,400    227,685        0.0%
    Doshisha Co., Ltd.                                            900     16,898        0.0%
    Doutor Nichires Holdings Co., Ltd.                          8,000    140,450        0.0%
    Dowa Holdings Co., Ltd.                                   100,000    626,549        0.1%
    DTS Corp.                                                   5,100    100,938        0.0%
    Dunlop Sports Co., Ltd.                                     3,300     30,123        0.0%
    Eagle Industry Co., Ltd.                                   11,700    153,826        0.0%
    East Japan Railway Co.                                      8,700    765,392        0.1%
    Ebara Corp.                                               177,000    805,900        0.1%
    Ebara Jitsugyo Co., Ltd.                                      900     10,461        0.0%
    EDION Corp.                                                31,600    255,682        0.0%
    Ehime Bank, Ltd. (The)                                     77,000    159,804        0.0%
    Eidai Co., Ltd.                                             7,000     26,593        0.0%
    Eighteenth Bank, Ltd. (The)                                50,000    118,042        0.0%
    Eiken Chemical Co., Ltd.                                    6,200    113,515        0.0%
    Elecom Co., Ltd.                                            7,400    124,147        0.0%
    Electric Power Development Co., Ltd.                        5,400    162,745        0.0%
    Elematec Corp.                                              1,652     28,288        0.0%
    en-japan, Inc.                                              5,600     89,781        0.0%
    Endo Lighting Corp.                                         3,500     30,049        0.0%
    Enplas Corp.                                                4,800    135,723        0.0%
*   Enshu, Ltd.                                                 3,000      1,937        0.0%
    EPS Holdings, Inc.                                          9,600    120,240        0.0%
    ES-CON JAPAN, Ltd.                                         16,900     38,823        0.0%
    ESPEC Corp.                                                 9,800    131,061        0.0%
*   euglena Co., Ltd.                                             800     11,238        0.0%
    Excel Co., Ltd.                                             5,400     69,044        0.0%
    Exedy Corp.                                                11,600    270,749        0.0%
    Ezaki Glico Co., Ltd.                                       9,500    485,290        0.0%
    F-Tech, Inc.                                                1,300     12,292        0.0%
    F@N Communications, Inc.                                   10,300     72,271        0.0%
    FALCO HOLDINGS Co., Ltd.                                      500      6,265        0.0%
    FamilyMart Co., Ltd.                                        4,200    221,653        0.0%
    Fancl Corp.                                                11,500    153,494        0.0%
    FANUC Corp.                                                 3,700    546,571        0.0%
    Fast Retailing Co., Ltd.                                    1,500    394,953        0.0%
    FCC Co., Ltd.                                              14,500    242,381        0.0%
#*  FDK Corp.                                                  21,000     17,673        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Feed One Co., Ltd.                                         37,880 $   41,731        0.0%
    Ferrotec Corp.                                             13,000    126,412        0.0%
    FIDEA Holdings Co., Ltd.                                   64,300    101,286        0.0%
    Fields Corp.                                                6,700     99,749        0.0%
    Financial Products Group Co., Ltd.                         14,000    167,140        0.0%
    FINDEX, Inc.                                                4,200     51,822        0.0%
    FJ Next Co., Ltd.                                           2,000      9,338        0.0%
    Foster Electric Co., Ltd.                                  11,200    233,046        0.0%
    FP Corp.                                                    6,400    283,081        0.0%
    France Bed Holdings Co., Ltd.                               5,400     49,734        0.0%
    FTGroup Co., Ltd.                                           3,000     19,181        0.0%
    Fudo Tetra Corp.                                           68,700     84,450        0.0%
    Fuji Co., Ltd.                                              6,100    135,719        0.0%
    Fuji Corp., Ltd.                                           11,200     70,677        0.0%
    Fuji Electric Co., Ltd.                                   177,000    753,178        0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.          1,000      2,612        0.0%
    Fuji Heavy Industries, Ltd.                                20,900    686,251        0.1%
    Fuji Kiko Co., Ltd.                                         4,000     15,889        0.0%
    Fuji Kyuko Co., Ltd.                                        9,000    120,303        0.0%
*   Fuji Oil Co., Ltd.                                         28,000     86,586        0.0%
    Fuji Oil Holdings, Inc.                                    16,300    303,209        0.0%
    Fuji Pharma Co., Ltd.                                       3,100     54,645        0.0%
    Fuji Seal International, Inc.                               7,000    238,128        0.0%
    Fuji Soft, Inc.                                             9,700    220,001        0.0%
    Fujibo Holdings, Inc.                                      38,000     73,874        0.0%
    Fujicco Co., Ltd.                                           4,000     85,201        0.0%
    FUJIFILM Holdings Corp.                                    15,300    628,038        0.1%
    Fujikura Kasei Co., Ltd.                                    5,300     23,876        0.0%
    Fujikura Rubber, Ltd.                                       7,500     30,260        0.0%
    Fujikura, Ltd.                                            114,000    552,588        0.0%
    Fujimi, Inc.                                                5,600     74,217        0.0%
    Fujimori Kogyo Co., Ltd.                                    6,000    139,091        0.0%
*   Fujisash Co., Ltd.                                         55,900     49,409        0.0%
    Fujishoji Co., Ltd.                                         1,500     13,832        0.0%
    Fujitec Co., Ltd.                                          20,300    200,729        0.0%
    Fujitsu Frontech, Ltd.                                      5,600     51,133        0.0%
    Fujitsu General, Ltd.                                      18,000    311,201        0.0%
    Fujitsu, Ltd.                                             376,500  1,315,528        0.1%
    FuKoKu Co., Ltd.                                            1,400     11,174        0.0%
    Fukuda Corp.                                               10,000    109,402        0.0%
    Fukui Bank, Ltd. (The)                                     88,000    169,022        0.0%
    Fukuoka Financial Group, Inc.                             220,400    753,436        0.1%
    Fukushima Bank, Ltd. (The)                                120,000    101,183        0.0%
    Fukushima Industries Corp.                                  5,200    115,235        0.0%
    Fukuyama Transporting Co., Ltd.                            47,000    240,768        0.0%
    FULLCAST Holdings Co., Ltd..                                6,800     45,124        0.0%
    Funai Soken Holdings, Inc.                                  4,440     67,363        0.0%
    Furukawa Battery Co., Ltd. (The)                            3,000     18,344        0.0%
    Furukawa Co., Ltd.                                         73,000    105,601        0.0%
    Furukawa Electric Co., Ltd.                               281,000    687,979        0.1%
    Furuno Electric Co., Ltd.                                   6,600     37,264        0.0%
    Furusato Industries, Ltd.                                   1,500     22,615        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Furuya Metal Co., Ltd.                                        100 $    1,551        0.0%
    Fuso Chemical Co., Ltd.                                     3,000     46,070        0.0%
    Fuso Pharmaceutical Industries, Ltd.                       30,000     72,056        0.0%
    Futaba Industrial Co., Ltd.                                23,100    106,921        0.0%
    Future Corp.                                                8,300     55,987        0.0%
    Fuyo General Lease Co., Ltd.                                7,700    323,345        0.0%
    G-Tekt Corp.                                                7,800     81,835        0.0%
    Gakken Holdings Co., Ltd.                                  21,000     47,417        0.0%
    GCA Savvian Corp.                                           5,700     52,670        0.0%
    Gecoss Corp.                                                7,400     75,424        0.0%
    Genky Stores, Inc.                                          2,500     77,949        0.0%
    Geo Holdings Corp.                                         12,700    209,739        0.0%
    Giken, Ltd.                                                 2,800     49,399        0.0%
    GLOBERIDE, Inc.                                             2,800     34,996        0.0%
    Glory, Ltd.                                                15,800    517,470        0.0%
    GMO internet, Inc.                                         16,400    192,561        0.0%
    GMO Payment Gateway, Inc.                                   3,800    242,819        0.0%
    Godo Steel, Ltd.                                           57,000    103,646        0.0%
    Goldcrest Co., Ltd.                                         6,610     94,647        0.0%
    Gree, Inc.                                                 46,300    259,481        0.0%
    GS Yuasa Corp.                                            130,000    532,893        0.0%
    GSI Creos Corp.                                            29,000     30,404        0.0%
    Gulliver International Co., Ltd.                           13,700    134,667        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                          5,000     13,906        0.0%
#   GungHo Online Entertainment, Inc.                          40,100    104,958        0.0%
    Gunma Bank, Ltd. (The)                                    153,000    605,775        0.1%
    Gunze, Ltd.                                                58,000    162,077        0.0%
    Gurunavi, Inc.                                              5,600    132,523        0.0%
    H-One Co., Ltd.                                             3,700     17,909        0.0%
    H2O Retailing Corp.                                        34,725    569,799        0.1%
    Hachijuni Bank, Ltd. (The)                                118,000    515,877        0.0%
    Hagihara Industries, Inc.                                     200      4,720        0.0%
    Hagiwara Electric Co., Ltd.                                 1,800     31,547        0.0%
    Hakudo Co., Ltd.                                            2,800     26,485        0.0%
    Hakuhodo DY Holdings, Inc.                                 42,700    481,383        0.0%
    Hakuto Co., Ltd.                                            5,400     45,197        0.0%
    Halows Co., Ltd.                                            2,000     42,016        0.0%
    Hamakyorex Co., Ltd.                                        8,400    150,545        0.0%
    Hamamatsu Photonics K.K.                                   11,000    305,699        0.0%
    Hankyu Hanshin Holdings, Inc.                             189,000  1,197,977        0.1%
    Hanwa Co., Ltd.                                            53,000    236,860        0.0%
    Happinet Corp.                                              8,600     71,810        0.0%
    Hard Off Corp. Co., Ltd.                                      700      9,564        0.0%
    Harima Chemicals Group, Inc.                                  700      3,223        0.0%
    Harmonic Drive Systems, Inc.                                3,100     69,439        0.0%
    Haseko Corp.                                               53,600    484,682        0.0%
*   Hayashikane Sangyo Co., Ltd.                               36,000     32,960        0.0%
    Hazama Ando Corp.                                          56,620    276,195        0.0%
    Heiwa Corp.                                                17,700    371,801        0.0%
    Heiwa Real Estate Co., Ltd.                                10,600    131,397        0.0%
    Heiwado Co., Ltd.                                          12,100    248,069        0.0%
    HI-LEX Corp.                                                4,200    108,331        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                                SHARES   VALUE++    ASSETS**
                                                                ------- ---------- ----------
JAPAN -- (Continued)
      Hiday Hidaka Corp.                                          4,976 $  117,661        0.0%
      Hikari Tsushin, Inc.                                        4,000    299,609        0.0%
      Hino Motors, Ltd.                                          18,000    173,683        0.0%
      Hioki EE Corp.                                              2,200     46,710        0.0%
      Hiramatsu, Inc.                                             4,800     30,800        0.0%
      Hirose Electric Co., Ltd.                                     700     84,662        0.0%
      Hiroshima Bank, Ltd. (The)                                109,000    394,615        0.0%
      Hiroshima Gas Co., Ltd.                                    10,500     34,041        0.0%
      HIS Co., Ltd.                                              11,500    284,033        0.0%
      Hisamitsu Pharmaceutical Co., Inc.                            300     14,193        0.0%
      Hitachi Capital Corp.                                      23,700    506,177        0.0%
      Hitachi Chemical Co., Ltd.                                 26,600    446,713        0.0%
      Hitachi Construction Machinery Co., Ltd.                   38,000    603,320        0.1%
      Hitachi High-Technologies Corp.                            16,300    441,040        0.0%
      Hitachi Koki Co., Ltd.                                     13,800     93,361        0.0%
      Hitachi Kokusai Electric, Inc.                             23,000    241,087        0.0%
      Hitachi Metals, Ltd.                                       48,410    491,563        0.0%
      Hitachi Transport System, Ltd.                             13,800    231,268        0.0%
      Hitachi Zosen Corp.                                        61,700    313,163        0.0%
      Hitachi, Ltd.                                             727,000  3,331,278        0.2%
      Hitachi, Ltd. ADR                                          10,080    456,977        0.0%
      Hochiki Corp.                                               8,900     98,412        0.0%
      Hodogaya Chemical Co., Ltd.                                28,000     56,867        0.0%
      Hogy Medical Co., Ltd.                                      2,700    150,368        0.0%
      Hokkaido Electric Power Co., Inc.                          32,800    298,971        0.0%
      Hokkaido Gas Co., Ltd.                                      7,000     17,972        0.0%
      Hokkan Holdings, Ltd.                                      15,000     45,219        0.0%
      Hokko Chemical Industry Co., Ltd.                           7,000     20,034        0.0%
      Hokkoku Bank, Ltd. (The)                                   97,000    274,212        0.0%
      Hokuetsu Bank, Ltd. (The)                                  53,000     90,954        0.0%
      Hokuetsu Industries Co., Ltd.                               7,000     42,673        0.0%
      Hokuetsu Kishu Paper Co., Ltd.                             52,100    329,451        0.0%
      Hokuhoku Financial Group, Inc.                            410,000    516,207        0.0%
      Hokuriku Electric Industry Co., Ltd.                       25,000     30,319        0.0%
      Hokuriku Electric Power Co.                                21,200    277,662        0.0%
      Hokuto Corp.                                                5,300    103,342        0.0%
      Honda Motor Co., Ltd.                                     146,500  3,953,415        0.2%
      Honda Motor Co., Ltd. Sponsored ADR                        37,467  1,010,110        0.1%
      Honeys Co., Ltd.                                            4,400     45,416        0.0%
      Hoosiers Holdings                                          11,900     54,099        0.0%
      Horiba, Ltd.                                                9,500    358,569        0.0%
      Hoshizaki Electric Co., Ltd.                                4,100    344,085        0.0%
      Hosokawa Micron Corp.                                      12,000     61,930        0.0%
      Howa Machinery, Ltd.                                        4,600     23,071        0.0%
      Hoya Corp.                                                 16,300    624,196        0.1%
      Hulic Co., Ltd.                                            12,200    121,426        0.0%
      Hyakugo Bank, Ltd. (The)                                  108,000    398,129        0.0%
      Hyakujushi Bank, Ltd. (The)                                98,000    283,044        0.0%
      I-Net Corp.                                                 3,300     34,589        0.0%
      Ibiden Co., Ltd.                                           44,500    560,012        0.1%
      IBJ Leasing Co., Ltd.                                       8,400    144,618        0.0%
      Ichibanya Co., Ltd.                                           300     18,971        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Ichigo, Inc.                                               11,600 $   50,294        0.0%
    Ichiken Co., Ltd.                                          11,000     28,269        0.0%
    Ichikoh Industries, Ltd.                                   24,000     53,489        0.0%
    Ichinen Holdings Co., Ltd.                                  5,400     47,972        0.0%
    Ichiyoshi Securities Co., Ltd.                             10,400     85,746        0.0%
    Idec Corp.                                                  6,400     58,765        0.0%
    Idemitsu Kosan Co., Ltd.                                   21,300    455,016        0.0%
    Ihara Chemical Industry Co., Ltd.                          11,000    140,816        0.0%
    IHI Corp.                                                 463,000  1,004,015        0.1%
    Iida Group Holdings Co., Ltd.                               8,816    164,652        0.0%
    Iino Kaiun Kaisha, Ltd.                                    42,200    164,232        0.0%
    IJT Technology Holdings Co., Ltd.                           3,000      7,325        0.0%
    Ikegami Tsushinki Co., Ltd.                                36,000     43,849        0.0%
    Imasen Electric Industrial                                  6,800     59,838        0.0%
    Imperial Hotel, Ltd.                                          600     13,333        0.0%
    Inaba Denki Sangyo Co., Ltd.                               10,500    329,687        0.0%
    Inabata & Co., Ltd.                                        13,200    128,571        0.0%
    Inageya Co., Ltd.                                           5,200     68,110        0.0%
    Ines Corp.                                                  8,100     84,594        0.0%
    Infocom Corp.                                               4,900     75,498        0.0%
    Information Services International-Dentsu, Ltd.             3,600     66,009        0.0%
    Innotech Corp.                                              9,600     37,700        0.0%
    Intage Holdings, Inc.                                       3,800     48,422        0.0%
    Internet Initiative Japan, Inc.                             9,300    182,169        0.0%
    Inui Global Logistics Co., Ltd.                             1,800     14,447        0.0%
    Iriso Electronics Co., Ltd.                                 3,200    152,387        0.0%
    Ise Chemicals Corp.                                         3,000     13,402        0.0%
    Iseki & Co., Ltd.                                          68,000    144,711        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           27,000    286,517        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              139,000     95,548        0.0%
    Isuzu Motors, Ltd.                                        121,700  1,302,224        0.1%
    IT Holdings Corp.                                          25,500    602,608        0.1%
    Ito En, Ltd.                                                9,800    299,127        0.0%
    ITOCHU Corp.                                               59,900    761,245        0.1%
    Itochu Enex Co., Ltd.                                      20,000    163,740        0.0%
    Itochu Techno-Solutions Corp.                              11,200    219,479        0.0%
    Itochu-Shokuhin Co., Ltd.                                   1,400     53,325        0.0%
*   Itoham Yonekyu Holdings, Inc.                              20,468    155,626        0.0%
    Itoki Corp.                                                15,800     99,282        0.0%
    IwaiCosmo Holdings, Inc.                                    7,200     67,120        0.0%
    Iwasaki Electric Co., Ltd.                                 37,000     63,109        0.0%
    Iwatani Corp.                                              73,000    428,821        0.0%
    Iyo Bank, Ltd. (The)                                       76,843    504,944        0.0%
    Izumi Co., Ltd.                                             6,200    239,539        0.0%
*   Izutsuya Co., Ltd.                                         71,000     33,605        0.0%
    J Front Retailing Co., Ltd.                                59,800    718,433        0.1%
    J Trust Co., Ltd.                                          17,700    134,168        0.0%
    J-Oil Mills, Inc.                                          33,000    106,366        0.0%
    Jaccs Co., Ltd.                                            55,000    216,759        0.0%
    Jalux, Inc.                                                   800     15,227        0.0%
    Jamco Corp.                                                 2,000     51,175        0.0%
*   Janome Sewing Machine Co., Ltd.                             5,100     27,752        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Japan Airport Terminal Co., Ltd.                            7,200 $  256,949        0.0%
    Japan Aviation Electronics Industry, Ltd.                  25,000    333,722        0.0%
    Japan Cash Machine Co., Ltd.                               10,100     81,968        0.0%
*   Japan Display, Inc.                                       143,500    274,687        0.0%
    Japan Drilling Co., Ltd.                                    1,900     43,078        0.0%
    Japan Exchange Group, Inc.                                 31,800    473,605        0.0%
    Japan Material Co., Ltd.                                    1,900     45,470        0.0%
    Japan Property Management Center Co., Ltd.                  2,900     41,771        0.0%
    Japan Pulp & Paper Co., Ltd.                               19,000     56,330        0.0%
    Japan Radio Co., Ltd.                                      23,000     57,934        0.0%
    Japan Securities Finance Co., Ltd.                         44,800    174,555        0.0%
    Japan Steel Works, Ltd. (The)                              97,000    375,792        0.0%
    Japan Tobacco, Inc.                                        30,000  1,225,738        0.1%
    Japan Transcity Corp.                                      10,000     32,827        0.0%
    Japan Wool Textile Co., Ltd. (The)                         25,000    174,544        0.0%
    JBCC Holdings, Inc.                                         2,800     17,254        0.0%
    JCU Corp.                                                   2,100     65,961        0.0%
    Jeol, Ltd.                                                 33,000    149,119        0.0%
    JFE Holdings, Inc.                                         79,832  1,120,309        0.1%
    JGC Corp.                                                  44,000    750,418        0.1%
    Jin Co., Ltd.                                               3,200    118,038        0.0%
    JK Holdings Co., Ltd.                                         700      2,997        0.0%
    JMS Co., Ltd.                                               5,000     13,349        0.0%
    Joban Kosan Co., Ltd.                                       9,000     12,708        0.0%
    Joshin Denki Co., Ltd.                                     16,000    126,964        0.0%
    Joyo Bank, Ltd. (The)                                     175,000    609,894        0.1%
    JP-Holdings, Inc.                                           7,700     28,108        0.0%
    JSP Corp.                                                   4,400     75,733        0.0%
    JSR Corp.                                                  37,000    507,202        0.0%
    JTEKT Corp.                                                39,300    500,433        0.0%
    Juki Corp.                                                 15,100    132,853        0.0%
    Juroku Bank, Ltd. (The)                                   136,000    401,515        0.0%
    Justsystems Corp.                                           8,400     68,039        0.0%
    JVC Kenwood Corp.                                          47,000    116,810        0.0%
    JX Holdings, Inc.                                         210,568    905,001        0.1%
    K's Holdings Corp.                                         11,780    395,910        0.0%
    kabu.com Securities Co., Ltd.                              52,000    166,266        0.0%
*   Kadokawa Dwango                                             4,443     62,994        0.0%
    Kaga Electronics Co., Ltd.                                  8,000     94,584        0.0%
    Kajima Corp.                                                8,000     49,697        0.0%
    Kakaku.com, Inc.                                           17,700    318,796        0.0%
    Kaken Pharmaceutical Co., Ltd.                              6,000    327,799        0.0%
    Kakiyasu Honten Co., Ltd.                                   1,200     21,017        0.0%
    Kameda Seika Co., Ltd.                                      2,500    100,696        0.0%
    Kamei Corp.                                                10,900     98,204        0.0%
    Kamigumi Co., Ltd.                                         63,000    564,847        0.1%
    Kanagawa Chuo Kotsu Co., Ltd.                               7,000     39,194        0.0%
    Kanamoto Co., Ltd.                                         10,000    257,055        0.0%
    Kandenko Co., Ltd.                                         37,000    263,099        0.0%
    Kaneka Corp.                                               74,000    619,359        0.1%
    Kanematsu Corp.                                           158,000    237,939        0.0%
*   Kansai Electric Power Co., Inc. (The)                      35,700    314,414        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Kansai Paint Co., Ltd.                                     27,000 $  472,220        0.0%
    Kansai Super Market, Ltd.                                   2,500     20,825        0.0%
    Kansai Urban Banking Corp.                                 11,500    109,049        0.0%
    Kanto Denka Kogyo Co., Ltd.                                12,000     86,954        0.0%
    Kao Corp.                                                  13,800    763,374        0.1%
    Kappa Create Co., Ltd.                                      2,900     33,619        0.0%
    Kasai Kogyo Co., Ltd.                                       9,600     92,049        0.0%
    Kato Sangyo Co., Ltd.                                       8,100    199,136        0.0%
    Kato Works Co., Ltd.                                       21,000     80,372        0.0%
    KAWADA TECHNOLOGIES, Inc.                                   1,200     36,572        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.           4,300     78,292        0.0%
    Kawasaki Heavy Industries, Ltd.                           261,000    732,013        0.1%
    Kawasaki Kisen Kaisha, Ltd.                               360,000    767,598        0.1%
    Kawasumi Laboratories, Inc.                                 2,100     15,363        0.0%
    KDDI Corp.                                                 65,400  1,883,895        0.1%
    Keihan Holdings Co., Ltd.                                 126,000    913,622        0.1%
    Keihanshin Building Co., Ltd.                              12,700     68,770        0.0%
    Keihin Co., Ltd.                                           29,000     35,851        0.0%
    Keihin Corp.                                               15,900    231,025        0.0%
    Keikyu Corp.                                               23,000    208,199        0.0%
    Keio Corp.                                                 30,000    264,238        0.0%
    Keisei Electric Railway Co., Ltd.                          32,000    440,251        0.0%
    Keiyo Bank, Ltd. (The)                                     87,000    318,025        0.0%
    Keiyo Co., Ltd.                                             3,500     17,027        0.0%
    Kenedix, Inc.                                              53,600    229,086        0.0%
    Kewpie Corp.                                               17,800    464,647        0.0%
    Key Coffee, Inc.                                            4,400     74,525        0.0%
    Keyence Corp.                                                 452    270,926        0.0%
*   KI Holdings Co., Ltd.                                       2,000      5,708        0.0%
    Kikkoman Corp.                                             13,000    414,227        0.0%
    Kimoto Co., Ltd.                                            9,200     14,388        0.0%
    Kinden Corp.                                               34,300    402,860        0.0%
*   Kintetsu Department Store Co., Ltd.                         3,000      8,311        0.0%
    Kintetsu Group Holdings Co., Ltd.                          86,000    353,677        0.0%
    Kintetsu World Express, Inc.                               15,800    206,728        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       17,000    118,369        0.0%
    Kirin Holdings Co., Ltd.                                   83,740  1,207,764        0.1%
    Kita-Nippon Bank, Ltd. (The)                                2,100     53,244        0.0%
    Kitagawa Iron Works Co., Ltd.                              44,000     78,462        0.0%
    Kitano Construction Corp.                                  11,000     26,416        0.0%
    Kito Corp.                                                  5,400     37,222        0.0%
    Kitz Corp.                                                 24,900    100,931        0.0%
    Kiyo Bank, Ltd. (The)                                      29,200    350,574        0.0%
*   KLab, Inc.                                                 15,600     83,691        0.0%
*   KNT-CT Holdings Co., Ltd.                                  44,000     64,696        0.0%
    Koa Corp.                                                  10,500     73,897        0.0%
    Koatsu Gas Kogyo Co., Ltd.                                  8,000     47,560        0.0%
    Kobayashi Pharmaceutical Co., Ltd.                          2,600    207,097        0.0%
    Kobe Bussan Co., Ltd.                                       3,100     66,953        0.0%
    Kobe Steel, Ltd.                                          511,000    490,672        0.0%
    Kohnan Shoji Co., Ltd.                                     11,700    199,560        0.0%
    Kohsoku Corp.                                               2,200     17,124        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Koito Manufacturing Co., Ltd.                              19,000 $  823,161        0.1%
*   Kojima Co., Ltd.                                            8,800     20,985        0.0%
    Kokusai Co., Ltd.                                           3,100     35,804        0.0%
    Kokuyo Co., Ltd.                                           32,000    419,245        0.0%
    KOMAIHALTEC, Inc.                                          12,000     25,711        0.0%
    Komatsu Wall Industry Co., Ltd.                             3,200     49,886        0.0%
    Komatsu, Ltd.                                              68,100  1,169,612        0.1%
    Komehyo Co., Ltd.                                           3,500     44,304        0.0%
    Komeri Co., Ltd.                                           12,800    320,981        0.0%
    Konaka Co., Ltd.                                            7,400     35,844        0.0%
    Konami Holdings Corp.                                      14,600    460,330        0.0%
    Kondotec, Inc.                                              4,500     36,360        0.0%
    Konica Minolta, Inc.                                      122,200  1,054,777        0.1%
    Konishi Co., Ltd.                                          12,400    155,631        0.0%
    Konoike Transport Co., Ltd.                                11,000    128,200        0.0%
    Kose Corp.                                                  2,600    237,809        0.0%
    Kosei Securities Co., Ltd. (The)                            9,000     10,535        0.0%
    Koshidaka Holdings Co., Ltd.                                2,200     43,260        0.0%
    Kotobuki Spirits Co., Ltd.                                  1,500     29,187        0.0%
    Krosaki Harima Corp.                                       29,000     64,194        0.0%
    KRS Corp.                                                   2,700     67,034        0.0%
    Kubota Corp.                                               19,000    276,770        0.0%
    Kubota Corp. Sponsored ADR                                  4,000    295,120        0.0%
    Kumagai Gumi Co., Ltd.                                    123,000    332,759        0.0%
    Kura Corp.                                                  4,200    180,501        0.0%
    Kurabo Industries, Ltd.                                    69,000    121,214        0.0%
    Kuraray Co., Ltd.                                          98,700  1,251,322        0.1%
    Kureha Corp.                                               60,000    205,836        0.0%
    Kurimoto, Ltd.                                             51,000     76,974        0.0%
    Kurita Water Industries, Ltd.                              22,000    529,011        0.0%
    Kuriyama Holdings Corp.                                       900      8,197        0.0%
    Kuroda Electric Co., Ltd.                                  16,200    249,819        0.0%
    Kusuri No Aoki Co., Ltd.                                    3,600    189,716        0.0%
    KYB Corp.                                                  74,000    247,304        0.0%
    Kyocera Corp.                                              11,600    575,594        0.1%
    Kyocera Corp. Sponsored ADR                                 6,742    329,010        0.0%
    Kyodo Printing Co., Ltd.                                   22,000     65,049        0.0%
    Kyoei Steel, Ltd.                                           6,600    101,972        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           11,000    108,337        0.0%
    Kyokuto Securities Co., Ltd.                                6,600     76,440        0.0%
    Kyokuyo Co., Ltd.                                          24,000     57,494        0.0%
    KYORIN Holdings, Inc.                                       8,000    157,850        0.0%
    Kyoritsu Maintenance Co., Ltd.                              3,960    301,154        0.0%
    Kyoritsu Printing Co., Ltd.                                 3,500      8,985        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    12,000     37,410        0.0%
    Kyoto Kimono Yuzen Co., Ltd.                                1,900     15,940        0.0%
    Kyowa Exeo Corp.                                           30,500    344,795        0.0%
    Kyowa Hakko Kirin Co., Ltd.                                 5,000     88,890        0.0%
    Kyowa Leather Cloth Co., Ltd.                               2,000     15,094        0.0%
    Kyudenko Corp.                                             15,000    380,911        0.0%
    Kyushu Electric Power Co., Inc.                            19,000    190,697        0.0%
    Kyushu Financial Group, Inc.                               99,050    519,902        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    LAC Co., Ltd.                                               3,800 $   37,827        0.0%
*   Laox Co., Ltd.                                             49,000     50,745        0.0%
    Lasertec Corp.                                              7,500     97,509        0.0%
    Lawson, Inc.                                                3,500    270,911        0.0%
    LEC, Inc.                                                   1,400     17,398        0.0%
    Leopalace21 Corp.                                          71,100    426,637        0.0%
    Life Corp.                                                  7,400    197,794        0.0%
    Lintec Corp.                                               16,400    314,386        0.0%
    Lion Corp.                                                 36,000    442,951        0.0%
    LIXIL Group Corp.                                          40,000    837,527        0.1%
    Look, Inc.                                                  8,000     12,210        0.0%
    M3, Inc.                                                    8,600    231,997        0.0%
    Macnica Fuji Electronics Holdings, Inc.                    12,250    135,652        0.0%
    Maeda Corp.                                                54,000    412,535        0.0%
    Maeda Kosen Co., Ltd.                                       4,900     51,347        0.0%
    Maeda Road Construction Co., Ltd.                          18,000    327,930        0.0%
    Makino Milling Machine Co., Ltd.                           41,000    246,325        0.0%
    Makita Corp.                                                7,500    473,126        0.0%
    Makita Corp. Sponsored ADR                                  5,012    314,904        0.0%
    Mamezou Holdings Co., Ltd.                                  6,100     36,308        0.0%
    Mamiya-Op Co., Ltd.                                         8,000     10,583        0.0%
    Mandom Corp.                                                3,000    135,781        0.0%
    Mani, Inc.                                                  5,600     91,981        0.0%
    Marubeni Corp.                                            264,400  1,403,502        0.1%
    Marubun Corp.                                               4,300     29,560        0.0%
    Marudai Food Co., Ltd.                                     38,000    158,905        0.0%
#*  Maruei Department Store Co., Ltd.                           5,000      4,228        0.0%
    Marufuji Sheet Piling Co., Ltd.                             3,000      6,469        0.0%
    Maruha Nichiro Corp.                                        8,500    189,700        0.0%
    Maruka Machinery Co., Ltd.                                  2,500     29,520        0.0%
    Marusan Securities Co., Ltd.                                5,900     53,417        0.0%
    Maruwa Co., Ltd.                                            3,400     96,548        0.0%
    Maruyama Manufacturing Co., Inc.                           14,000     22,480        0.0%
*   Maruzen CHI Holdings Co., Ltd.                              3,700     12,410        0.0%
    Maruzen Showa Unyu Co., Ltd.                               13,000     48,326        0.0%
    Marvelous, Inc.                                             6,100     49,571        0.0%
    Matsuda Sangyo Co., Ltd.                                    5,700     61,559        0.0%
    Matsui Construction Co., Ltd.                               7,200     49,970        0.0%
    Matsui Securities Co., Ltd.                                 8,000     68,946        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                         9,800    479,679        0.0%
    Matsuya Co., Ltd.                                           5,100     40,077        0.0%
    Matsuya Foods Co., Ltd.                                     3,000     77,511        0.0%
    Max Co., Ltd.                                              12,000    128,013        0.0%
    Maxvalu Tokai Co., Ltd.                                     1,600     25,505        0.0%
    Mazda Motor Corp.                                         116,000  1,767,410        0.1%
    McDonald's Holdings Co. Japan, Ltd.                         1,300     32,477        0.0%
    MEC Co., Ltd.                                               6,900     48,834        0.0%
    Medical System Network Co., Ltd.                           10,600     61,342        0.0%
    Medipal Holdings Corp.                                     19,400    306,932        0.0%
    Megachips Corp.                                             8,700     89,454        0.0%
    Megmilk Snow Brand Co., Ltd.                               15,400    356,862        0.0%
    Meidensha Corp.                                            71,000    296,495        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    MEIJI Holdings Co., Ltd.                                    9,774 $  753,201        0.1%
    Meiji Shipping Co., Ltd.                                    7,600     25,538        0.0%
    Meiko Network Japan Co., Ltd.                               2,000     22,058        0.0%
    Meisei Industrial Co., Ltd.                                14,100     64,040        0.0%
    Meitec Corp.                                                3,700    128,346        0.0%
    Meiwa Corp.                                                 3,900     13,016        0.0%
    Meiwa Estate Co., Ltd.                                      2,200     12,284        0.0%
    Michinoku Bank, Ltd. (The)                                 75,000    122,715        0.0%
    Micronics Japan Co., Ltd.                                  13,300    118,307        0.0%
    Mie Bank, Ltd. (The)                                       27,000     50,442        0.0%
    Mikuni Corp.                                                7,500     24,162        0.0%
    Milbon Co., Ltd.                                            1,696     74,329        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                     5,200     49,906        0.0%
    Minato Bank, Ltd. (The)                                    54,000     77,409        0.0%
    Minebea Co., Ltd.                                          86,000    704,425        0.1%
    Ministop Co., Ltd.                                          6,400    103,310        0.0%
    Miraca Holdings, Inc.                                      10,700    454,719        0.0%
    Mirait Holdings Corp.                                      21,780    190,908        0.0%
    Miroku Jyoho Service Co., Ltd.                                600      5,939        0.0%
    Misawa Homes Co., Ltd.                                     10,500     72,480        0.0%
    MISUMI Group, Inc.                                         19,500    269,291        0.0%
    Mitani Corp.                                                3,700    106,616        0.0%
    Mitani Sekisan Co., Ltd.                                    1,200     18,582        0.0%
    Mito Securities Co., Ltd.                                  14,700     38,246        0.0%
    Mitsuba Corp.                                              14,800    211,881        0.0%
    Mitsubishi Chemical Holdings Corp.                        434,200  2,265,889        0.1%
    Mitsubishi Corp.                                           54,700    919,431        0.1%
    Mitsubishi Electric Corp.                                 143,000  1,519,719        0.1%
    Mitsubishi Estate Co., Ltd.                                18,000    342,047        0.0%
    Mitsubishi Gas Chemical Co., Inc.                          89,000    488,059        0.0%
    Mitsubishi Heavy Industries, Ltd.                         434,500  1,544,478        0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                             35,000     68,115        0.0%
    Mitsubishi Logistics Corp.                                 19,000    259,750        0.0%
    Mitsubishi Materials Corp.                                448,000  1,420,958        0.1%
    Mitsubishi Motors Corp.                                   113,300    455,959        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                      15,800     71,334        0.0%
*   Mitsubishi Paper Mills, Ltd.                              113,000     86,059        0.0%
    Mitsubishi Pencil Co., Ltd.                                 3,400    161,951        0.0%
    Mitsubishi Research Institute, Inc.                         2,200     69,673        0.0%
    Mitsubishi Shokuhin Co., Ltd.                               2,800     72,266        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                   80,000    133,237        0.0%
    Mitsubishi Tanabe Pharma Corp.                             13,000    231,459        0.0%
    Mitsubishi UFJ Financial Group, Inc.                      359,200  1,657,641        0.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR        398,245  1,831,927        0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                  132,900    579,198        0.1%
    Mitsuboshi Belting, Ltd.                                   18,000    142,367        0.0%
    Mitsui & Co., Ltd.                                         54,800    669,395        0.1%
    Mitsui & Co., Ltd. Sponsored ADR                              919    221,750        0.0%
    Mitsui Chemicals, Inc.                                    215,000    713,056        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.               298,000    460,193        0.0%
    Mitsui Fudosan Co., Ltd.                                   29,000    708,250        0.1%
    Mitsui High-Tec, Inc.                                       8,800     53,951        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
JAPAN -- (Continued)
    Mitsui Home Co., Ltd.                                         9,000 $   41,172        0.0%
    Mitsui Matsushima Co., Ltd.                                  44,000     45,695        0.0%
    Mitsui Mining & Smelting Co., Ltd.                          217,000    407,247        0.0%
    Mitsui OSK Lines, Ltd.                                      321,000    682,139        0.1%
    Mitsui Sugar Co., Ltd.                                       21,000     94,718        0.0%
    Mitsui-Soko Holdings Co., Ltd.                               44,000    117,803        0.0%
    Mitsumi Electric Co., Ltd.                                   34,100    165,308        0.0%
    Miyaji Engineering Group, Inc.                               17,000     23,255        0.0%
    Miyazaki Bank, Ltd. (The)                                    74,000    187,807        0.0%
    Miyoshi Oil & Fat Co., Ltd.                                  18,000     20,591        0.0%
    Mizuho Financial Group, Inc.                              2,047,455  3,068,954        0.2%
    Mizuho Financial Group, Inc. ADR                              5,047     14,939        0.0%
    Mizuno Corp.                                                 44,000    209,021        0.0%
    Mochida Pharmaceutical Co., Ltd.                              2,700    200,794        0.0%
    Modec, Inc.                                                   8,600    130,896        0.0%
    Monex Group, Inc.                                            70,500    181,870        0.0%
    MONEY SQUARE HOLDINGS, Inc.                                   1,300     13,709        0.0%
    Monogatari Corp. (The)                                        1,300     61,360        0.0%
    MonotaRO Co., Ltd.                                           12,400    372,338        0.0%
    MORESCO Corp.                                                 1,900     20,279        0.0%
    Morinaga & Co., Ltd.                                         49,000    234,635        0.0%
    Morinaga Milk Industry Co., Ltd.                             72,000    377,539        0.0%
    Morita Holdings Corp.                                         9,000    107,287        0.0%
    Morito Co., Ltd.                                              2,700     21,074        0.0%
    Morozoff, Ltd.                                                6,000     24,297        0.0%
    Mory Industries, Inc.                                         2,000      5,402        0.0%
    Mr Max Corp.                                                  8,300     22,586        0.0%
    MS&AD Insurance Group Holdings, Inc.                         22,613    597,243        0.1%
    MTI, Ltd.                                                    14,200     99,476        0.0%
    Murata Manufacturing Co., Ltd.                                6,600    860,714        0.1%
    Musashi Seimitsu Industry Co., Ltd.                           8,500    162,250        0.0%
    Musashino Bank, Ltd. (The)                                   12,400    312,316        0.0%
    Mutoh Holdings Co., Ltd.                                      8,000     16,548        0.0%
    Nabtesco Corp.                                               16,300    367,715        0.0%
    NAC Co., Ltd.                                                 6,500     51,515        0.0%
    Nachi-Fujikoshi Corp.                                        72,000    231,967        0.0%
    Nagaileben Co., Ltd.                                          2,000     40,813        0.0%
    Nagano Bank, Ltd. (The)                                      36,000     62,012        0.0%
    Nagase & Co., Ltd.                                           37,900    420,258        0.0%
    Nagatanien Holdings Co., Ltd.                                 3,000     30,803        0.0%
    Nagawa Co., Ltd.                                              1,800     46,646        0.0%
    Nagoya Railroad Co., Ltd.                                    81,000    408,519        0.0%
    Nakabayashi Co., Ltd.                                         4,000      9,968        0.0%
    Nakamuraya Co., Ltd.                                          8,917     37,362        0.0%
    Nakanishi, Inc.                                               1,500     49,162        0.0%
    Nakano Corp.                                                  3,500     16,045        0.0%
*   Nakayama Steel Works, Ltd.                                   61,000     37,573        0.0%
    Nankai Electric Railway Co., Ltd.                            60,000    317,929        0.0%
    Nanto Bank, Ltd. (The)                                       61,000    172,471        0.0%
    Natori Co., Ltd.                                                500      7,701        0.0%
    NDS Co., Ltd.                                                 9,000     24,462        0.0%
    NEC Capital Solutions, Ltd.                                   2,800     38,948        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    NEC Corp.                                                 704,000 $1,713,376        0.1%
    NEC Networks & System Integration Corp.                    11,000    170,596        0.0%
    NET One Systems Co., Ltd.                                  30,700    159,408        0.0%
*   New Japan Chemical Co., Ltd.                                8,500     13,938        0.0%
*   New Japan Radio Co., Ltd.                                   7,500     28,556        0.0%
    Nexon Co., Ltd.                                            16,100    241,748        0.0%
    Next Co., Ltd.                                              9,800    109,586        0.0%
    NGK Insulators, Ltd.                                       26,000    533,950        0.0%
    NGK Spark Plug Co., Ltd.                                   23,700    472,657        0.0%
    NH Foods, Ltd.                                             43,000    958,444        0.1%
    NHK Spring Co., Ltd.                                       66,400    584,446        0.1%
    Nice Holdings, Inc.                                        16,000     20,176        0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                         12,400    294,840        0.0%
    Nichias Corp.                                              24,000    155,461        0.0%
    Nichiban Co., Ltd.                                          1,000      5,833        0.0%
    Nichiha Corp.                                               9,600    146,335        0.0%
    Nichii Gakkan Co.                                           9,000     67,826        0.0%
    Nichimo Co., Ltd.                                           7,000     11,566        0.0%
    Nichirei Corp.                                             97,000    844,308        0.1%
    Nichireki Co., Ltd.                                         9,000     64,637        0.0%
    Nidec Corp.                                                 3,618    265,135        0.0%
    Nidec Corp. Sponsored ADR                                   8,634    156,362        0.0%
    Nifco, Inc.                                                14,200    677,816        0.1%
    NIFTY Corp.                                                 1,300     12,855        0.0%
    Nihon Chouzai Co., Ltd.                                     1,460     48,050        0.0%
    Nihon Dempa Kogyo Co., Ltd.                                 4,600     29,858        0.0%
    Nihon Eslead Corp.                                          1,000      9,329        0.0%
    Nihon Flush Co., Ltd.                                       2,300     21,579        0.0%
    Nihon House Holdings Co., Ltd.                             17,500     58,984        0.0%
    Nihon Kohden Corp.                                         14,100    351,040        0.0%
    Nihon M&A Center, Inc.                                      6,100    351,299        0.0%
    Nihon Nohyaku Co., Ltd.                                    18,500     96,765        0.0%
    Nihon Parkerizing Co., Ltd.                                27,500    242,561        0.0%
    Nihon Plast Co., Ltd.                                       6,200     50,321        0.0%
    Nihon Trim Co., Ltd.                                        2,500    170,440        0.0%
    Nihon Unisys, Ltd.                                         19,700    241,245        0.0%
    Nihon Yamamura Glass Co., Ltd.                             33,000     49,650        0.0%
    Nikkiso Co., Ltd.                                          25,800    198,693        0.0%
    Nikko Co., Ltd.                                             5,000     14,997        0.0%
    Nikkon Holdings Co., Ltd.                                  23,900    443,868        0.0%
    Nikon Corp.                                                30,500    444,611        0.0%
    Nippo Corp.                                                23,000    381,354        0.0%
    Nippon Air Conditioning Services Co., Ltd.                  2,800     13,475        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  47,000     80,905        0.0%
    Nippon Carbide Industries Co., Inc.                        32,000     46,827        0.0%
    Nippon Carbon Co., Ltd.                                    29,000     58,651        0.0%
    Nippon Chemi-Con Corp.                                     58,000     77,207        0.0%
    Nippon Chemiphar Co., Ltd.                                  9,000     39,526        0.0%
    Nippon Coke & Engineering Co., Ltd.                        81,900     59,098        0.0%
    Nippon Concrete Industries Co., Ltd.                       13,100     33,060        0.0%
    Nippon Denko Co., Ltd.                                     47,865     76,725        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            11,800    229,405        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.                            84,000 $  444,732        0.0%
    Nippon Express Co., Ltd.                                  114,000    520,230        0.0%
    Nippon Fine Chemical Co., Ltd.                              1,900     13,070        0.0%
    Nippon Flour Mills Co., Ltd.                               43,000    331,966        0.0%
    Nippon Gas Co., Ltd.                                       11,500    267,704        0.0%
    Nippon Hume Corp.                                           6,700     35,298        0.0%
    Nippon Kanzai Co., Ltd.                                     2,400     36,721        0.0%
    Nippon Kayaku Co., Ltd.                                    42,000    450,916        0.0%
*   Nippon Kinzoku Co., Ltd.                                   14,000     12,554        0.0%
    Nippon Kodoshi Corp.                                        2,600     19,653        0.0%
    Nippon Koei Co., Ltd.                                      22,000     70,831        0.0%
    Nippon Koshuha Steel Co., Ltd.                             20,000     13,937        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     185,300    326,999        0.0%
    Nippon Paint Holdings Co., Ltd.                             9,300    244,189        0.0%
    Nippon Paper Industries Co., Ltd.                          39,600    760,940        0.1%
    Nippon Parking Development Co., Ltd.                       60,400     66,981        0.0%
    Nippon Pillar Packing Co., Ltd.                             6,200     52,076        0.0%
    Nippon Piston Ring Co., Ltd.                                3,700     49,368        0.0%
    Nippon Road Co., Ltd. (The)                                23,000    106,615        0.0%
    Nippon Seisen Co., Ltd.                                     4,000     16,587        0.0%
*   Nippon Sharyo, Ltd.                                        25,000     60,525        0.0%
*   Nippon Sheet Glass Co., Ltd.                              302,000    235,818        0.0%
    Nippon Shokubai Co., Ltd.                                   6,700    347,032        0.0%
    Nippon Signal Co., Ltd.                                    11,700     97,396        0.0%
    Nippon Soda Co., Ltd.                                      58,000    303,073        0.0%
    Nippon Steel & Sumikin Bussan Corp.                        61,520    217,328        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        81,002  1,685,470        0.1%
    Nippon Suisan Kaisha, Ltd.                                 88,600    489,706        0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         21,000    126,721        0.0%
    Nippon Telegraph & Telephone Corp.                          5,200    232,702        0.0%
    Nippon Telegraph & Telephone Corp. ADR                     12,740    567,822        0.1%
    Nippon Thompson Co., Ltd.                                  38,000    137,127        0.0%
    Nippon Valqua Industries, Ltd.                             31,000     81,063        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               55,300     71,451        0.0%
    Nippon Yusen K.K.                                         536,000  1,050,036        0.1%
    Nipro Corp.                                                45,100    439,340        0.0%
    Nishi-Nippon City Bank, Ltd. (The)                        275,000    496,170        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            69,000    420,858        0.0%
    Nishikawa Rubber Co., Ltd.                                    200      3,391        0.0%
    Nishimatsu Construction Co., Ltd.                          91,000    397,385        0.0%
    Nishimatsuya Chain Co., Ltd.                               12,200    139,023        0.0%
    Nishio Rent All Co., Ltd.                                   5,600    147,264        0.0%
    Nissan Chemical Industries, Ltd.                           19,100    510,122        0.0%
    Nissan Motor Co., Ltd.                                    336,000  2,981,672        0.2%
    Nissan Shatai Co., Ltd.                                    13,300    129,831        0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                       3,000      7,288        0.0%
    Nissei ASB Machine Co., Ltd.                                3,100     58,605        0.0%
    Nissei Build Kogyo Co., Ltd.                               22,000     82,165        0.0%
    Nissei Plastic Industrial Co., Ltd.                         3,900     23,025        0.0%
    Nissha Printing Co., Ltd.                                   7,600    121,020        0.0%
    Nisshin Fudosan Co.                                         3,200     10,399        0.0%
    Nisshin Oillio Group, Ltd. (The)                           53,000    225,252        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Nisshin Seifun Group, Inc.                                  3,930 $   64,338        0.0%
    Nisshin Steel Co., Ltd.                                    36,740    491,850        0.0%
    Nisshinbo Holdings, Inc.                                   55,100    599,956        0.1%
    Nissin Corp.                                               35,000     99,365        0.0%
    Nissin Electric Co., Ltd.                                  12,000    137,995        0.0%
    Nissin Foods Holdings Co., Ltd.                               100      4,642        0.0%
    Nissin Kogyo Co., Ltd.                                     15,800    218,520        0.0%
    Nitori Holdings Co., Ltd.                                   3,700    344,169        0.0%
    Nitta Corp.                                                 2,600     63,594        0.0%
    Nitta Gelatin, Inc.                                         4,400     30,667        0.0%
    Nittetsu Mining Co., Ltd.                                  26,000     96,142        0.0%
*   Nitto Boseki Co., Ltd.                                     46,000    142,030        0.0%
    Nitto Denko Corp.                                          16,700    899,637        0.1%
    Nitto Kogyo Corp.                                           8,000    126,662        0.0%
    Nitto Kohki Co., Ltd.                                       2,500     49,205        0.0%
    Nittoc Construction Co., Ltd.                              12,900     52,557        0.0%
    Noevir Holdings Co., Ltd.                                   1,900     53,980        0.0%
    NOF Corp.                                                  38,000    299,112        0.0%
    Nohmi Bosai, Ltd.                                           8,400    117,621        0.0%
    Nojima Corp.                                                4,300     47,713        0.0%
    NOK Corp.                                                  40,700    674,551        0.1%
    Nomura Co., Ltd.                                            6,700    111,810        0.0%
    Nomura Holdings, Inc.                                     199,000    845,503        0.1%
    Nomura Holdings, Inc. Sponsored ADR                       119,749    504,143        0.0%
    Nomura Real Estate Holdings, Inc.                          41,300    754,769        0.1%
    Nomura Research Institute, Ltd.                             3,630    127,341        0.0%
    Noritake Co., Ltd.                                         42,000     92,713        0.0%
    Noritz Corp.                                               10,300    172,216        0.0%
    North Pacific Bank, Ltd.                                  107,300    272,027        0.0%
    NS Solutions Corp.                                          8,800    152,986        0.0%
    NS United Kaiun Kaisha, Ltd.                               47,000     63,991        0.0%
    NSD Co., Ltd.                                               6,930    108,675        0.0%
    NSK, Ltd.                                                  95,100    830,015        0.1%
    NTN Corp.                                                 183,000    567,060        0.1%
    NTT Data Corp.                                             10,600    551,843        0.0%
    NTT DOCOMO, Inc.                                          149,700  3,590,402        0.2%
    NTT DOCOMO, Inc. Sponsored ADR                              9,600    233,664        0.0%
    NTT Urban Development Corp.                                15,300    143,176        0.0%
    Nuflare Technology, Inc.                                      600     26,731        0.0%
    Obara Group, Inc.                                           5,500    201,228        0.0%
    Obayashi Corp.                                             59,100    579,200        0.1%
    Obayashi Road Corp.                                        10,000     71,460        0.0%
    Obic Co., Ltd.                                              7,400    388,951        0.0%
    Odakyu Electric Railway Co., Ltd.                          23,000    249,768        0.0%
    Odelic Co., Ltd.                                            1,200     35,962        0.0%
    Oenon Holdings, Inc.                                       33,000     66,759        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           127,000    390,724        0.0%
    Ohsho Food Service Corp.                                    3,800    121,166        0.0%
    Oiles Corp.                                                 5,184     84,063        0.0%
    Oita Bank, Ltd. (The)                                      46,000    140,547        0.0%
    Oji Holdings Corp.                                        195,000    800,775        0.1%
    Okabe Co., Ltd.                                            18,500    136,851        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Okamoto Industries, Inc.                                   10,000 $   73,383        0.0%
    Okamoto Machine Tool Works, Ltd.                           24,000     27,703        0.0%
    Okamura Corp.                                              11,300    104,486        0.0%
    Okasan Securities Group, Inc.                              66,000    348,275        0.0%
    Oki Electric Industry Co., Ltd.                           333,000    466,108        0.0%
    Okinawa Cellular Telephone Co.                              2,300     65,170        0.0%
    Okinawa Electric Power Co., Inc. (The)                      5,100    130,328        0.0%
    OKK Corp.                                                  17,000     16,588        0.0%
    OKUMA Corp.                                                41,000    319,868        0.0%
    Okumura Corp.                                              32,000    167,617        0.0%
    Okura Industrial Co., Ltd.                                 12,000     31,462        0.0%
    Okuwa Co., Ltd.                                             4,000     42,869        0.0%
    Olympic Group Corp.                                         1,500      8,037        0.0%
    Olympus Corp.                                              12,800    498,644        0.0%
    Omron Corp.                                                13,100    415,753        0.0%
    ONO Sokki Co., Ltd.                                         2,500     18,496        0.0%
    Onoken Co., Ltd.                                            4,100     43,571        0.0%
    Onward Holdings Co., Ltd.                                  49,000    338,039        0.0%
    Open House Co., Ltd.                                        2,100     44,639        0.0%
    OPT Holding, Inc.                                           5,600     34,595        0.0%
    Optex Co., Ltd.                                             1,300     41,540        0.0%
    Oracle Corp. Japan                                          2,400    129,270        0.0%
    Organo Corp.                                                7,000     26,908        0.0%
    Oriental Land Co., Ltd.                                     4,800    333,314        0.0%
    Origin Electric Co., Ltd.                                   8,000     20,404        0.0%
    Osaka Gas Co., Ltd.                                        91,000    328,071        0.0%
    Osaka Organic Chemical Industry, Ltd.                       1,400      7,938        0.0%
    Osaka Soda Co., Ltd.                                       37,000    140,379        0.0%
    Osaka Steel Co., Ltd.                                       5,900     96,643        0.0%
    OSAKA Titanium Technologies Co., Ltd.                       3,200     43,242        0.0%
    Osaki Electric Co., Ltd.                                   13,000     92,917        0.0%
    OSG Corp.                                                  28,200    524,058        0.0%
    OSJB Holdings Corp.                                        28,200     65,437        0.0%
    Otsuka Corp.                                                3,300    157,371        0.0%
    Otsuka Holdings Co., Ltd.                                  11,500    448,322        0.0%
    Outsourcing, Inc.                                             800     26,002        0.0%
    Pacific Industrial Co., Ltd.                               14,800    142,909        0.0%
*   Pacific Metals Co., Ltd.                                   59,000    188,776        0.0%
    Pack Corp. (The)                                            3,300     77,647        0.0%
    Pal Co., Ltd.                                               5,200    126,275        0.0%
    PALTAC Corp.                                               12,750    226,297        0.0%
    PanaHome Corp.                                             24,000    187,141        0.0%
    Panasonic Corp.                                           163,300  1,456,328        0.1%
    Panasonic Corp. Sponsored ADR                              64,414    576,505        0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.                 5,800     29,957        0.0%
    Paramount Bed Holdings Co., Ltd.                            5,000    185,994        0.0%
    Parco Co., Ltd.                                            10,500     88,431        0.0%
    Park24 Co., Ltd.                                           13,100    367,166        0.0%
    Pasco Corp.                                                12,000     42,112        0.0%
    Pasona Group, Inc.                                         10,000     61,044        0.0%
    PC Depot Corp.                                              4,600     49,914        0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.              2,500     11,264        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Penta-Ocean Construction Co., Ltd.                         70,500 $  317,483        0.0%
    Pigeon Corp.                                               11,700    307,308        0.0%
    Pilot Corp.                                                 6,600    261,603        0.0%
    Piolax, Inc.                                                3,500    183,875        0.0%
*   Pioneer Corp.                                             129,700    347,559        0.0%
    Plenus Co., Ltd.                                            6,400    117,389        0.0%
    Pocket Card Co., Ltd.                                       9,100     44,655        0.0%
    Pola Orbis Holdings, Inc.                                   2,400    190,868        0.0%
    Poletowin Pitcrew Holdings, Inc.                            4,500     36,868        0.0%
    Press Kogyo Co., Ltd.                                      40,300    138,299        0.0%
    Pressance Corp.                                             3,300    115,839        0.0%
    Prestige International, Inc.                                7,300     84,169        0.0%
    Prima Meat Packers, Ltd.                                   49,000    134,937        0.0%
    Proto Corp.                                                 3,600     47,217        0.0%
    PS Mitsubishi Construction Co., Ltd.                        8,600     31,438        0.0%
    Qol Co., Ltd.                                               1,800     25,275        0.0%
    Raito Kogyo Co., Ltd.                                      17,000    180,157        0.0%
    Rakuten, Inc.                                              21,800    236,996        0.0%
*   Rasa Industries, Ltd.                                      39,000     37,850        0.0%
    Raysum Co., Ltd.                                            4,300     32,198        0.0%
    Relo Holdings, Inc.                                         2,600    332,448        0.0%
    Renaissance, Inc.                                             500      5,516        0.0%
    Rengo Co., Ltd.                                            81,000    441,076        0.0%
    Resona Holdings, Inc.                                     333,300  1,178,303        0.1%
    Resorttrust, Inc.                                          14,600    301,862        0.0%
    Rheon Automatic Machinery Co., Ltd.                         6,100     33,709        0.0%
    Ricoh Co., Ltd.                                           168,481  1,716,976        0.1%
    Ricoh Leasing Co., Ltd.                                     7,700    222,465        0.0%
    Right On Co., Ltd.                                          7,700    103,720        0.0%
    Riken Corp.                                                33,000    106,538        0.0%
    Riken Technos Corp.                                        10,600     38,157        0.0%
    Riken Vitamin Co., Ltd.                                     1,900     74,276        0.0%
    Ringer Hut Co., Ltd.                                        2,600     54,209        0.0%
    Rinnai Corp.                                                1,600    141,205        0.0%
    Riso Kagaku Corp.                                           7,360    114,814        0.0%
    Riso Kyoiku Co., Ltd.                                       7,600     28,907        0.0%
    Rock Field Co., Ltd.                                        5,600     83,965        0.0%
    Rohm Co., Ltd.                                             10,800    467,378        0.0%
    Rohto Pharmaceutical Co., Ltd.                             17,600    299,578        0.0%
    Rokko Butter Co., Ltd.                                      2,100     33,942        0.0%
    Roland DG Corp.                                             5,300    105,233        0.0%
    Round One Corp.                                            26,200    153,770        0.0%
    Royal Holdings Co., Ltd.                                    7,100    135,479        0.0%
    Ryobi, Ltd.                                                55,000    199,520        0.0%
    Ryoden Trading Co., Ltd.                                    9,000     52,473        0.0%
    Ryohin Keikaku Co., Ltd.                                    2,500    556,909        0.0%
    Ryosan Co., Ltd.                                           11,600    277,932        0.0%
    S Foods, Inc.                                               4,500    107,123        0.0%
    Sac's Bar Holdings, Inc.                                    5,350     67,905        0.0%
    Saibu Gas Co., Ltd.                                        78,000    192,662        0.0%
    Saizeriya Co., Ltd.                                         8,300    147,124        0.0%
    Sakai Chemical Industry Co., Ltd.                          28,000     77,051        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                                SHARES   VALUE++    ASSETS**
                                                                ------- ---------- ----------
JAPAN -- (Continued)
      Sakai Heavy Industries, Ltd.                               16,000 $   27,022        0.0%
      Sakai Moving Service Co., Ltd.                              4,000     96,956        0.0%
      Sakai Ovex Co., Ltd.                                       19,000     29,004        0.0%
      Sakata INX Corp.                                           16,800    189,753        0.0%
      Sala Corp.                                                  3,000     15,437        0.0%
      SAMTY Co., Ltd.                                             5,500     53,100        0.0%
      San-A Co., Ltd.                                             5,000    230,140        0.0%
      San-Ai Oil Co., Ltd.                                       25,000    175,210        0.0%
      San-In Godo Bank, Ltd. (The)                               39,000    251,272        0.0%
      Sanden Holdings Corp.                                      35,000    103,218        0.0%
      Sanei Architecture Planning Co., Ltd.                       1,300     14,659        0.0%
      Sangetsu Co., Ltd.                                         11,800    211,475        0.0%
      Sanken Electric Co., Ltd.                                  48,000    159,131        0.0%
      Sanko Metal Industrial Co., Ltd.                            4,000     11,027        0.0%
      Sankyo Co., Ltd.                                            7,100    268,814        0.0%
      Sankyo Tateyama, Inc.                                       8,700    120,418        0.0%
      Sankyu, Inc.                                               87,000    404,346        0.0%
      Sanoh Industrial Co., Ltd.                                 10,500     57,463        0.0%
      Sanrio Co., Ltd.                                            6,100    119,930        0.0%
      Sansha Electric Manufacturing Co., Ltd.                     6,400     31,592        0.0%
      Sanshin Electronics Co., Ltd.                              14,700    121,364        0.0%
      Santen Pharmaceutical Co., Ltd.                            15,500    222,140        0.0%
      Sanwa Holdings Corp.                                       66,200    513,640        0.0%
      Sanyo Chemical Industries, Ltd.                            30,000    231,678        0.0%
      Sanyo Denki Co., Ltd.                                      17,000     83,482        0.0%
      Sanyo Electric Railway Co., Ltd.                            3,000     13,952        0.0%
      Sanyo Housing Nagoya Co., Ltd.                              1,700     15,270        0.0%
      Sanyo Special Steel Co., Ltd.                              44,000    200,249        0.0%
      Sanyo Trading Co., Ltd.                                     3,500     46,561        0.0%
      Sapporo Holdings, Ltd.                                    136,000    734,361        0.1%
      Sata Construction Co., Ltd.                                 2,600      9,590        0.0%
      Sato Holdings Corp.                                         5,700    117,527        0.0%
      Sato Restaurant Systems Co., Ltd.                           5,400     39,723        0.0%
      Satori Electric Co., Ltd.                                   4,700     32,288        0.0%
      Sawada Holdings Co., Ltd.                                   7,000     69,226        0.0%
      Sawai Pharmaceutical Co., Ltd.                              6,800    438,055        0.0%
      Saxa Holdings, Inc.                                        23,000     42,243        0.0%
      SBI Holdings, Inc.                                         79,930    827,572        0.1%
      SBS Holdings, Inc.                                          8,400     51,689        0.0%
      Scroll Corp.                                               19,900     76,964        0.0%
      SCSK Corp.                                                  4,900    177,727        0.0%
      Secom Co., Ltd.                                             7,000    537,915        0.0%
      Sega Sammy Holdings, Inc.                                  49,500    538,974        0.0%
      Seika Corp.                                                16,000     32,213        0.0%
      Seikagaku Corp.                                             9,900    151,192        0.0%
      Seikitokyu Kogyo Co., Ltd.                                 16,300     71,247        0.0%
      Seiko Epson Corp.                                          59,700    978,298        0.1%
      Seiko Holdings Corp.                                       51,000    191,022        0.0%
      Seino Holdings Co., Ltd.                                   53,700    545,775        0.0%
      Seiren Co., Ltd.                                           14,100    144,977        0.0%
      Sekisui Chemical Co., Ltd.                                 72,000    899,861        0.1%
      Sekisui House, Ltd.                                        71,000  1,232,797        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Sekisui Jushi Corp.                                         4,500 $   62,464        0.0%
    Sekisui Plastics Co., Ltd.                                 18,000     57,438        0.0%
    Senko Co., Ltd.                                            33,000    211,109        0.0%
    Senshu Electric Co., Ltd.                                   1,300     19,308        0.0%
    Senshu Ikeda Holdings, Inc.                               109,840    413,754        0.0%
    Senshukai Co., Ltd.                                         8,000     54,886        0.0%
    Seria Co., Ltd.                                             3,600    211,632        0.0%
    Seven & I Holdings Co., Ltd.                               29,900  1,219,992        0.1%
    Seven Bank, Ltd.                                           40,700    172,943        0.0%
#*  Sharp Corp.                                               291,000    396,072        0.0%
    Shibaura Mechatronics Corp.                                13,000     24,846        0.0%
    Shibuya Corp.                                               8,700    102,881        0.0%
    Shidax Corp.                                                1,700      7,942        0.0%
    Shiga Bank, Ltd. (The)                                     81,000    352,043        0.0%
    Shikibo, Ltd.                                              29,000     29,542        0.0%
    Shikoku Bank, Ltd. (The)                                   85,000    165,284        0.0%
    Shikoku Chemicals Corp.                                    17,000    140,902        0.0%
    Shikoku Electric Power Co., Inc.                           24,000    296,245        0.0%
    Shima Seiki Manufacturing, Ltd.                            12,400    203,445        0.0%
    Shimachu Co., Ltd.                                         17,000    395,656        0.0%
    Shimadzu Corp.                                             28,000    419,091        0.0%
    Shimano, Inc.                                               2,900    416,067        0.0%
    Shimizu Bank, Ltd. (The)                                    1,800     37,945        0.0%
    Shimizu Corp.                                              27,000    241,997        0.0%
    Shimojima Co., Ltd.                                           700      7,041        0.0%
    Shin Nippon Air Technologies Co., Ltd.                      3,500     31,398        0.0%
    Shin-Etsu Chemical Co., Ltd.                               21,400  1,198,588        0.1%
    Shin-Keisei Electric Railway Co., Ltd.                      7,000     27,376        0.0%
    Shinagawa Refractories Co., Ltd.                           17,000     30,467        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                37,000    133,510        0.0%
    Shinko Electric Industries Co., Ltd.                       35,200    195,513        0.0%
    Shinko Plantech Co., Ltd.                                  12,500     95,101        0.0%
    Shinko Shoji Co., Ltd.                                      6,300     61,467        0.0%
    Shinmaywa Industries, Ltd.                                 37,000    253,564        0.0%
    Shinnihon Corp.                                            17,200     79,312        0.0%
    Shinoken Group Co., Ltd.                                    1,700     33,994        0.0%
    Shinsei Bank, Ltd.                                        273,000    382,630        0.0%
    Shinsho Corp.                                               8,000     14,424        0.0%
    Shionogi & Co., Ltd.                                        5,500    280,732        0.0%
    Ship Healthcare Holdings, Inc.                              9,400    231,977        0.0%
    Shiseido Co., Ltd.                                         31,300    696,126        0.1%
    Shizuoka Bank, Ltd. (The)                                  50,000    370,585        0.0%
    Shizuoka Gas Co., Ltd.                                     26,400    179,965        0.0%
    SHO-BOND Holdings Co., Ltd.                                 2,100     90,865        0.0%
    Shochiku Co., Ltd.                                          9,000     89,998        0.0%
    Shoei Foods Corp.                                           1,900     23,799        0.0%
*   Shoko Co., Ltd.                                            25,000     17,705        0.0%
    Showa Aircraft Industry Co., Ltd.                           2,000     19,084        0.0%
    Showa Corp.                                                25,300    219,674        0.0%
    Showa Denko KK                                            603,000    627,388        0.1%
    Showa Sangyo Co., Ltd.                                     28,000    124,797        0.0%
    Showa Shell Sekiyu K.K.                                    45,500    474,825        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Siix Corp.                                                  7,200 $  212,704        0.0%
    Sinanen Holdings Co., Ltd.                                 10,000     38,416        0.0%
    Sinfonia Technology Co., Ltd.                              39,000     51,829        0.0%
    Sinko Industries, Ltd.                                      4,800     64,225        0.0%
    SKY Perfect JSAT Holdings, Inc.                            55,000    292,783        0.0%
    SMC Corp.                                                   1,100    268,246        0.0%
    SMK Corp.                                                  22,000     89,697        0.0%
    SMS Co., Ltd.                                               4,200     77,931        0.0%
    Soda Nikka Co., Ltd.                                        3,000     12,391        0.0%
    Sodick Co., Ltd.                                           16,000    123,932        0.0%
    SoftBank Group Corp.                                       35,596  1,914,015        0.1%
    Software Service, Inc.                                        300     11,587        0.0%
    Sogo Medical Co., Ltd.                                      3,200     92,798        0.0%
    Sojitz Corp.                                              265,800    531,130        0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                       14,975    393,184        0.0%
    Sony Corp.                                                 56,400  1,366,098        0.1%
    Sony Corp. Sponsored ADR                                   51,518  1,241,584        0.1%
    Sony Financial Holdings, Inc.                               9,600    118,684        0.0%
    Sotetsu Holdings, Inc.                                     48,000    308,260        0.0%
    Space Co., Ltd.                                             4,200     50,856        0.0%
    Sparx Group Co., Ltd.                                       7,000     13,438        0.0%
    Square Enix Holdings Co., Ltd.                              5,900    151,039        0.0%
    Srg Takamiya Co., Ltd.                                      8,500     38,385        0.0%
    ST Corp.                                                    1,400     14,180        0.0%
    St Marc Holdings Co., Ltd.                                  5,400    146,079        0.0%
    Stanley Electric Co., Ltd.                                 24,700    502,206        0.0%
    Star Micronics Co., Ltd.                                   11,300    129,748        0.0%
    Start Today Co., Ltd.                                       6,000    252,075        0.0%
    Starts Corp., Inc.                                          5,000    103,905        0.0%
    Starzen Co., Ltd.                                           2,500     72,500        0.0%
    Stella Chemifa Corp.                                        2,500     50,502        0.0%
    Studio Alice Co., Ltd.                                      3,400     84,002        0.0%
    Sugi Holdings Co., Ltd.                                     3,300    159,550        0.0%
    Sumco Corp.                                                61,700    390,724        0.0%
    Sumida Corp.                                               10,100     63,056        0.0%
    Suminoe Textile Co., Ltd.                                  13,000     31,783        0.0%
    Sumitomo Bakelite Co., Ltd.                                57,000    235,265        0.0%
    Sumitomo Chemical Co., Ltd.                               333,355  1,506,705        0.1%
    Sumitomo Corp.                                             43,400    458,836        0.0%
    Sumitomo Dainippon Pharma Co., Ltd.                         9,000    115,855        0.0%
    Sumitomo Densetsu Co., Ltd.                                 8,200    100,856        0.0%
    Sumitomo Electric Industries, Ltd.                        125,600  1,510,922        0.1%
    Sumitomo Forestry Co., Ltd.                                52,600    607,282        0.1%
    Sumitomo Heavy Industries, Ltd.                           176,000    739,654        0.1%
    Sumitomo Metal Mining Co., Ltd.                            81,000    913,880        0.1%
    Sumitomo Mitsui Construction Co., Ltd.                    371,600    321,959        0.0%
    Sumitomo Mitsui Financial Group, Inc.                     110,183  3,315,593        0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                      202,440    622,276        0.1%
    Sumitomo Osaka Cement Co., Ltd.                           140,000    603,585        0.1%
    Sumitomo Precision Products Co., Ltd.                      12,000     36,997        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                        6,100    122,323        0.0%
    Sumitomo Realty & Development Co., Ltd.                     9,000    261,686        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Sumitomo Riko Co., Ltd.                                    14,700 $  126,127        0.0%
    Sumitomo Rubber Industries, Ltd.                           60,500    921,025        0.1%
    Sumitomo Seika Chemicals Co., Ltd.                         20,000     96,102        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         42,000    209,619        0.0%
#   Sun Corp.                                                   7,200     52,363        0.0%
    Sun Frontier Fudousan Co., Ltd.                            12,700    117,430        0.0%
    Sun-Wa Technos Corp.                                        3,400     21,927        0.0%
    Sundrug Co., Ltd.                                           4,500    319,751        0.0%
    Suntory Beverage & Food, Ltd.                               4,100    179,097        0.0%
    Suruga Bank, Ltd.                                          39,200    762,203        0.1%
    Suzuken Co., Ltd.                                          10,460    358,445        0.0%
    Suzuki Motor Corp.                                         32,200    882,394        0.1%
*   SWCC Showa Holdings Co., Ltd.                             102,000     61,807        0.0%
    Sysmex Corp.                                                7,800    487,806        0.0%
    Systena Corp.                                               2,400     36,017        0.0%
    T Hasegawa Co., Ltd.                                        8,200    134,507        0.0%
    T RAD Co., Ltd.                                            26,000     42,476        0.0%
    T&D Holdings, Inc.                                         53,800    514,999        0.0%
    T&K Toka Co., Ltd.                                          5,600     45,575        0.0%
    T-Gaia Corp.                                                4,300     52,226        0.0%
    Tabuchi Electric Co., Ltd.                                 10,600     45,930        0.0%
    Tachi-S Co., Ltd.                                           7,900    108,302        0.0%
    Tachibana Eletech Co., Ltd.                                 3,120     33,605        0.0%
    Tadano, Ltd.                                               43,000    410,327        0.0%
    Taihei Dengyo Kaisha, Ltd.                                 13,000    106,823        0.0%
    Taiheiyo Cement Corp.                                     427,000  1,129,848        0.1%
    Taiho Kogyo Co., Ltd.                                       6,900     74,845        0.0%
    Taikisha, Ltd.                                              5,600    127,855        0.0%
    Taiko Bank, Ltd. (The)                                      1,000      1,848        0.0%
    Taiko Pharmaceutical Co., Ltd.                              4,000     55,295        0.0%
    Taisei Corp.                                               45,000    307,149        0.0%
    Taisei Lamick Co., Ltd.                                     1,100     28,730        0.0%
    Taiyo Holdings Co., Ltd.                                    2,800     92,974        0.0%
    Taiyo Nippon Sanso Corp.                                   68,700    634,371        0.1%
    Taiyo Yuden Co., Ltd.                                      43,100    430,096        0.0%
    Takagi Securities Co., Ltd.                                10,000     12,320        0.0%
    Takaoka Toko Co., Ltd.                                      1,980     30,831        0.0%
    Takara Holdings, Inc.                                      10,000     85,099        0.0%
    Takara Leben Co., Ltd.                                     36,800    234,108        0.0%
    Takara Standard Co., Ltd.                                  30,000    264,672        0.0%
    Takasago International Corp.                                6,400    142,647        0.0%
    Takasago Thermal Engineering Co., Ltd.                      9,700    120,803        0.0%
    Takashima & Co., Ltd.                                      16,000     24,962        0.0%
    Takashimaya Co., Ltd.                                      72,000    525,659        0.0%
#*  Takata Corp.                                               11,500     42,142        0.0%
    Take And Give Needs Co., Ltd.                               1,920      8,123        0.0%
    Takeda Pharmaceutical Co., Ltd.                             2,100    100,300        0.0%
    Takeei Corp.                                               10,100     91,372        0.0%
    Takeuchi Manufacturing Co., Ltd.                           13,700    204,343        0.0%
    Takihyo Co., Ltd.                                           5,000     19,468        0.0%
    Takiron Co., Ltd.                                          19,000     92,885        0.0%
    Takisawa Machine Tool Co., Ltd.                            14,000     15,249        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Takuma Co., Ltd.                                           21,000 $  180,521        0.0%
    Tama Home Co., Ltd.                                        10,000     40,168        0.0%
    Tamron Co., Ltd.                                            7,000    113,156        0.0%
    Tamura Corp.                                               28,000     75,379        0.0%
*   Tanaka Chemical Corp.                                       5,400     41,790        0.0%
    Tanseisha Co., Ltd.                                         7,800     60,809        0.0%
    TASAKI & Co., Ltd.                                          3,000     42,327        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  15,000     47,091        0.0%
    Tayca Corp.                                                13,000     57,594        0.0%
    TBK Co., Ltd.                                               7,000     25,287        0.0%
    TDK Corp.                                                  14,900    871,856        0.1%
    TDK Corp. Sponsored ADR                                     7,012    404,452        0.0%
    Teijin, Ltd.                                              267,000    955,924        0.1%
    Teikoku Electric Manufacturing Co., Ltd.                    4,100     30,507        0.0%
    Tekken Corp.                                               43,000    106,614        0.0%
    Terumo Corp.                                               12,500    475,191        0.0%
    THK Co., Ltd.                                              29,600    587,942        0.1%
    Toa Corp.(6894434)                                         11,000    110,309        0.0%
    Toa Corp.(6894508)                                         68,000    149,975        0.0%
    Toa Oil Co., Ltd.                                           6,000      7,070        0.0%
    TOA ROAD Corp.                                             18,000     59,761        0.0%
    Toagosei Co., Ltd.                                         43,200    389,598        0.0%
    Tobishima Corp.                                            63,700    104,675        0.0%
    Tobu Railway Co., Ltd.                                     43,000    220,378        0.0%
    Tobu Store Co., Ltd.                                       10,000     29,167        0.0%
    TOC Co., Ltd.                                               8,800     69,712        0.0%
    Tocalo Co., Ltd.                                            5,400     97,137        0.0%
    Tochigi Bank, Ltd. (The)                                   31,000    119,464        0.0%
    Toda Corp.                                                 82,000    382,236        0.0%
    Toda Kogyo Corp.                                           13,000     36,036        0.0%
    Toei Co., Ltd.                                             12,000     92,999        0.0%
    Toenec Corp.                                               17,000    109,103        0.0%
    Togami Electric Manufacturing Co., Ltd.                     4,000     15,204        0.0%
    Toho Bank, Ltd. (The)                                      89,000    295,722        0.0%
    Toho Co., Ltd.(6895200)                                     5,200    131,794        0.0%
    Toho Co., Ltd.(6895211)                                     1,800     40,155        0.0%
    Toho Gas Co., Ltd.                                         54,000    368,697        0.0%
    Toho Holdings Co., Ltd.                                     7,600    175,826        0.0%
    Toho Titanium Co., Ltd.                                    12,600     83,772        0.0%
    Toho Zinc Co., Ltd.                                        62,000    167,879        0.0%
    Tohoku Bank, Ltd. (The)                                    19,000     24,769        0.0%
    Tohoku Electric Power Co., Inc.                            23,700    303,004        0.0%
    Tokai Carbon Co., Ltd.                                     77,000    201,704        0.0%
    Tokai Corp/Gifu                                             2,100     60,272        0.0%
    TOKAI Holdings Corp.                                       27,400    153,551        0.0%
    Tokai Lease Co., Ltd.                                       2,000      3,913        0.0%
    Tokai Rika Co., Ltd.                                       17,700    327,727        0.0%
    Tokai Tokyo Financial Holdings, Inc.                       70,300    364,352        0.0%
    Tokio Marine Holdings, Inc.                                31,900  1,043,847        0.1%
*   Toko, Inc.                                                 19,000     71,333        0.0%
    Tokushu Tokai Paper Co., Ltd.                              39,000    124,200        0.0%
*   Tokuyama Corp.                                             94,000    148,864        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Tokyo Dome Corp.                                           54,000 $  230,040        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                    54,388    291,296        0.0%
    Tokyo Electron Device, Ltd.                                 3,600     48,731        0.0%
    Tokyo Electron, Ltd.                                       14,000    925,291        0.1%
    Tokyo Energy & Systems, Inc.                               13,000     97,406        0.0%
    Tokyo Gas Co., Ltd.                                        98,000    432,540        0.0%
    Tokyo Keiki, Inc.                                          18,000     25,006        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 15,300    427,781        0.0%
    Tokyo Rakutenchi Co., Ltd.                                  7,000     31,449        0.0%
    Tokyo Rope Manufacturing Co., Ltd.                         52,000     71,323        0.0%
    Tokyo Sangyo Co., Ltd.                                      4,000     13,887        0.0%
    Tokyo Seimitsu Co., Ltd.                                   12,000    248,854        0.0%
    Tokyo Steel Manufacturing Co., Ltd.                        27,700    170,619        0.0%
    Tokyo Tatemono Co., Ltd.                                   58,500    772,407        0.1%
    Tokyo Tekko Co., Ltd.                                      12,000     40,722        0.0%
    Tokyo Theatres Co., Inc.                                   21,000     22,957        0.0%
    Tokyo TY Financial Group, Inc.                              9,013    229,344        0.0%
    Tokyotokeiba Co., Ltd.                                     49,000     98,441        0.0%
    Tokyu Construction Co., Ltd.                               16,500    135,335        0.0%
    Tokyu Corp.                                                49,000    424,680        0.0%
    Tokyu Fudosan Holdings Corp.                              125,025    850,011        0.1%
    Toli Corp.                                                 17,000     48,996        0.0%
    Tomato Bank, Ltd.                                          11,000     14,913        0.0%
    Tomen Devices Corp.                                           100      1,624        0.0%
    Tomoe Corp.                                                 9,500     31,166        0.0%
    Tomoe Engineering Co., Ltd.                                 2,100     28,221        0.0%
    Tomoegawa Co., Ltd.                                         7,000     12,021        0.0%
    Tomoku Co., Ltd.                                           21,000     53,102        0.0%
    TOMONY Holdings, Inc.                                      54,000    153,638        0.0%
    Tomy Co., Ltd.                                             30,000    211,332        0.0%
    Tonami Holdings Co., Ltd.                                  16,000     40,966        0.0%
    TonenGeneral Sekiyu K.K.                                   21,000    198,906        0.0%
    Topcon Corp.                                               22,300    274,505        0.0%
    Toppan Forms Co., Ltd.                                     16,000    175,980        0.0%
    Toppan Printing Co., Ltd.                                  44,000    376,217        0.0%
    Topre Corp.                                                13,700    269,720        0.0%
    Topy Industries, Ltd.                                      97,000    185,836        0.0%
    Toray Industries, Inc.                                    167,000  1,394,913        0.1%
    Toridoll.corp                                               4,800     83,412        0.0%
    Torii Pharmaceutical Co., Ltd.                              6,100    141,089        0.0%
    Torishima Pump Manufacturing Co., Ltd.                     12,100    114,966        0.0%
    Tosei Corp.                                                14,600    102,232        0.0%
*   Toshiba Corp.                                             262,000    554,117        0.0%
    Toshiba Machine Co., Ltd.                                  41,000    122,140        0.0%
    Toshiba Plant Systems & Services Corp.                      9,400    116,244        0.0%
    Toshiba TEC Corp.                                          60,000    226,615        0.0%
    Tosho Co., Ltd.                                             1,600     58,730        0.0%
    Tosho Printing Co., Ltd.                                   11,000     56,594        0.0%
    Tosoh Corp.                                               246,000  1,124,409        0.1%
    Totetsu Kogyo Co., Ltd.                                     7,700    224,313        0.0%
    TOTO, Ltd.                                                 12,500    423,874        0.0%
    Tottori Bank, Ltd. (The)                                   13,000     19,977        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    Towa Bank, Ltd. (The)                                      97,000 $   79,507        0.0%
    Towa Corp.                                                  6,900     44,003        0.0%
    Towa Pharmaceutical Co., Ltd.                               4,000    183,821        0.0%
    Toyo Construction Co., Ltd.                                26,300    112,461        0.0%
    Toyo Denki Seizo K.K.                                      13,000     37,516        0.0%
    Toyo Engineering Corp.                                     25,000     68,186        0.0%
    Toyo Ink SC Holdings Co., Ltd.                             55,000    219,115        0.0%
    Toyo Kanetsu K.K.                                          27,000     56,197        0.0%
    Toyo Kohan Co., Ltd.                                       21,000     66,074        0.0%
    Toyo Securities Co., Ltd.                                  41,000     94,922        0.0%
    Toyo Seikan Group Holdings, Ltd.                           13,500    266,149        0.0%
    Toyo Suisan Kaisha, Ltd.                                    5,800    204,843        0.0%
    Toyo Tanso Co., Ltd.                                        2,900     37,050        0.0%
    Toyo Tire & Rubber Co., Ltd.                               36,900    551,864        0.0%
    Toyo Wharf & Warehouse Co., Ltd.                           13,000     17,207        0.0%
    Toyobo Co., Ltd.                                          357,000    606,670        0.1%
    Toyoda Gosei Co., Ltd.                                     30,200    556,853        0.0%
    Toyota Boshoku Corp.                                       20,100    373,935        0.0%
    Toyota Motor Corp.                                        146,955  7,449,105        0.4%
    Toyota Motor Corp. Sponsored ADR                           41,028  4,172,548        0.2%
    Toyota Tsusho Corp.                                        56,700  1,283,368        0.1%
    TPR Co., Ltd.                                               7,900    199,089        0.0%
    Trancom Co., Ltd.                                           2,000    118,608        0.0%
    Transcosmos, Inc.                                           5,800    153,025        0.0%
    Trend Micro, Inc.                                           7,700    292,015        0.0%
    Trusco Nakayama Corp.                                       6,100    242,385        0.0%
    TS Tech Co., Ltd.                                          17,800    406,536        0.0%
    Tsubakimoto Chain Co.                                      53,000    345,646        0.0%
#*  Tsudakoma Corp.                                            12,000     13,503        0.0%
    Tsugami Corp.                                              11,000     45,878        0.0%
    Tsukada Global Holdings, Inc.                               2,000     13,676        0.0%
    Tsukishima Kikai Co., Ltd.                                 11,700     97,824        0.0%
    Tsukuba Bank, Ltd.                                         32,200     84,201        0.0%
    Tsukui Corp.                                               12,000    145,945        0.0%
    Tsumura & Co.                                              14,900    383,419        0.0%
    Tsuruha Holdings, Inc.                                      5,000    479,578        0.0%
    Tsurumi Manufacturing Co., Ltd.                             6,100     81,000        0.0%
    Tv Tokyo Holdings Corp.                                     5,300     91,897        0.0%
    Tyo, Inc.                                                  25,300     38,474        0.0%
    U-Shin, Ltd.                                                7,200     45,980        0.0%
    UACJ Corp.                                                 89,908    182,652        0.0%
    Ube Industries, Ltd.                                      424,200    805,678        0.1%
    Uchida Yoko Co., Ltd.                                       5,000     20,701        0.0%
    Uchiyama Holdings Co., Ltd.                                 1,500      7,997        0.0%
    UKC Holdings Corp.                                          3,500     62,144        0.0%
    Ulvac, Inc.                                                14,900    456,859        0.0%
    Unicharm Corp.                                             12,200    252,187        0.0%
*   Uniden Holdings Corp.                                      12,000     13,753        0.0%
    Union Tool Co.                                              2,100     57,804        0.0%
    Unipres Corp.                                              13,100    230,523        0.0%
    United Arrows, Ltd.                                         3,800    152,692        0.0%
    United Super Markets Holdings, Inc.                        20,300    187,207        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
*   Unitika, Ltd.                                             264,000 $130,009        0.0%
    Universal Entertainment Corp.                               7,600  120,637        0.0%
    Unizo Holdings Co., Ltd.                                    3,800  160,912        0.0%
    UNY Group Holdings Co., Ltd.                               76,600  559,006        0.0%
*   Usen Corp.                                                 32,570  111,961        0.0%
    USS Co., Ltd.                                              12,400  196,147        0.0%
*   UT Group Co., Ltd.                                          5,700   22,531        0.0%
    Utoc Corp.                                                  2,600    7,485        0.0%
    V Technology Co., Ltd.                                      1,100   45,621        0.0%
    Valor Holdings Co., Ltd.                                   13,900  334,930        0.0%
    Village Vanguard Co., Ltd.                                  2,800   39,977        0.0%
    Vital KSK Holdings, Inc.                                   12,300  104,877        0.0%
    Vitec Holdings Co., Ltd.                                    4,800   42,210        0.0%
    VT Holdings Co., Ltd.                                      29,600  149,559        0.0%
    Wacoal Holdings Corp.                                      43,000  518,464        0.0%
    Wacom Co., Ltd.                                            52,000  216,167        0.0%
    Wakachiku Construction Co., Ltd.                           48,000   66,010        0.0%
    Wakita & Co., Ltd.                                         16,200  112,407        0.0%
    Warabeya Nichiyo Co., Ltd.                                  5,200   97,243        0.0%
    WATAMI Co., Ltd.                                            8,800   83,469        0.0%
    WDB Holdings Co., Ltd.                                      1,300   10,490        0.0%
    Weathernews, Inc.                                           1,400   49,139        0.0%
    Welcia Holdings Co., Ltd.                                   4,300  227,137        0.0%
    West Holdings Corp.                                         8,600   51,483        0.0%
    West Japan Railway Co.                                      7,300  440,674        0.0%
    Wood One Co., Ltd.                                          7,000   16,342        0.0%
    World Holdings Co., Ltd.                                    3,400   40,557        0.0%
    Wowow, Inc.                                                 3,400   72,767        0.0%
    Xebio Holdings Co., Ltd.                                    8,300  132,390        0.0%
    Yahagi Construction Co., Ltd.                              11,100   78,966        0.0%
    Yahoo Japan Corp.                                          36,500  163,280        0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         500    4,690        0.0%
    Yakult Honsha Co., Ltd.                                     1,900   94,184        0.0%
    YAMABIKO Corp.                                              8,400   59,625        0.0%
    Yamada Consulting Group Co., Ltd.                           1,300   39,716        0.0%
    Yamada Denki Co., Ltd.                                     52,000  261,782        0.0%
    Yamagata Bank, Ltd. (The)                                  40,000  145,410        0.0%
    Yamaguchi Financial Group, Inc.                            47,000  436,856        0.0%
    Yamaha Corp.                                               19,500  559,652        0.0%
    Yamaha Motor Co., Ltd.                                     50,400  824,964        0.1%
    Yamaichi Electronics Co., Ltd.                              9,600   47,669        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            72,000  266,635        0.0%
    Yamatane Corp.                                             46,000   62,830        0.0%
    Yamato Holdings Co., Ltd.                                  29,700  599,014        0.1%
    Yamato Kogyo Co., Ltd.                                     15,000  352,118        0.0%
    Yamaya Corp.                                                2,500   45,992        0.0%
    Yamazaki Baking Co., Ltd.                                  31,000  733,859        0.1%
    Yamazen Corp.                                              17,100  133,657        0.0%
    Yaoko Co., Ltd.                                             3,800  168,053        0.0%
    Yaskawa Electric Corp.                                     31,800  372,419        0.0%
    Yellow Hat, Ltd.                                            5,500  112,558        0.0%
    Yokogawa Bridge Holdings Corp.                             11,700  105,515        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
JAPAN -- (Continued)
    Yokogawa Electric Corp.                                    67,100 $    720,936        0.1%
    Yokohama Reito Co., Ltd.                                   15,600      152,524        0.0%
    Yokohama Rubber Co., Ltd. (The)                            44,600      747,702        0.1%
    Yokowo Co., Ltd.                                            3,300       15,005        0.0%
    Yomiuri Land Co., Ltd.                                     14,000       66,223        0.0%
    Yondoshi Holdings, Inc.                                     1,600       38,681        0.0%
    Yorozu Corp.                                                6,900      138,068        0.0%
    Yoshinoya Holdings Co., Ltd.                                6,700       85,144        0.0%
    Yuasa Trading Co., Ltd.                                     4,000       89,891        0.0%
    Yuken Kogyo Co., Ltd.                                       9,000       14,488        0.0%
    Yurtec Corp.                                               16,000      114,905        0.0%
    Yusen Logistics Co., Ltd.                                   8,800      103,535        0.0%
    Yushin Precision Equipment Co., Ltd.                        1,200       20,523        0.0%
    Yushiro Chemical Industry Co., Ltd.                         3,700       41,628        0.0%
    Zenkoku Hosho Co., Ltd.                                     5,000      175,845        0.0%
    Zenrin Co., Ltd.                                            5,700      121,818        0.0%
    Zensho Holdings Co., Ltd.                                  40,500      514,951        0.0%
    Zeon Corp.                                                 62,000      440,520        0.0%
    ZERIA Pharmaceutical Co., Ltd.                              4,200       52,362        0.0%
    Zojirushi Corp.                                             3,000       44,749        0.0%
    Zuiko Corp.                                                   500       20,481        0.0%
                                                                      ------------       ----
TOTAL JAPAN                                                            374,535,894       16.7%
                                                                      ------------       ----
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd                                            153,100      110,423        0.0%
    Affin Holdings Bhd                                        109,590       64,995        0.0%
    AirAsia Bhd                                               453,200      219,996        0.0%
*   Alam Maritim Resources Bhd                                106,700       10,212        0.0%
    Alliance Financial Group Bhd                              293,300      300,310        0.0%
    AMMB Holdings Bhd                                         422,300      489,096        0.1%
    APM Automotive Holdings Bhd                                34,700       34,632        0.0%
    Astro Malaysia Holdings Bhd                                35,600       25,180        0.0%
    Axiata Group Bhd                                          141,577      204,496        0.0%
    Batu Kawan Bhd                                             30,000      138,125        0.0%
    Benalec Holdings Bhd                                       48,000        6,137        0.0%
    Berjaya Auto Bhd                                           22,100       12,439        0.0%
    Berjaya Corp. Bhd                                         857,000       84,290        0.0%
*   Berjaya Land Bhd                                           76,000       13,534        0.0%
    Berjaya Sports Toto Bhd                                    97,159       75,615        0.0%
    BIMB Holdings Bhd                                         110,500      108,811        0.0%
    Bonia Corp. Bhd                                            82,000       12,575        0.0%
    Boustead Holdings Bhd                                     112,704      112,167        0.0%
    Boustead Plantations Bhd                                   22,500        8,570        0.0%
    British American Tobacco Malaysia Bhd                       8,100       95,065        0.0%
*   Bumi Armada Bhd                                           698,700      141,075        0.0%
    Bursa Malaysia Bhd                                         72,400      155,753        0.0%
    Cahya Mata Sarawak Bhd                                    134,100      131,645        0.0%
    Can-One Bhd                                                18,400       19,316        0.0%
    Carlsberg Brewery Malaysia Bhd Class B                     30,500      105,322        0.0%
    CB Industrial Product Holding Bhd                         102,800       59,213        0.0%
    CIMB Group Holdings Bhd                                   408,908      487,934        0.1%
    Coastal Contracts Bhd                                      42,800       17,812        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
MALAYSIA -- (Continued)
    CSC Steel Holdings Bhd                                     47,300 $ 17,197        0.0%
    Cypark Resources Bhd                                       22,100   11,236        0.0%
    Dayang Enterprise Holdings Bhd                             54,439   18,199        0.0%
    Dialog Group Bhd                                          390,658  158,754        0.0%
    DiGi.Com Bhd                                              155,200  174,650        0.0%
    DKSH Holdings Malaysia Bhd                                 22,800   22,712        0.0%
    DRB-Hicom Bhd                                             336,400   83,455        0.0%
    Dutch Lady Milk Industries Bhd                              2,400   32,565        0.0%
*   Eastern & Oriental Bhd                                    218,229   85,454        0.0%
*   Eco World Development Group Bhd                           227,000   74,860        0.0%
    Ekovest BHD                                               110,400   40,184        0.0%
    Evergreen Fibreboard Bhd                                  210,750   58,191        0.0%
    Felda Global Ventures Holdings Bhd                        314,600  116,554        0.0%
    Gadang Holdings Bhd                                        78,500   41,682        0.0%
    Gamuda Bhd                                                209,400  254,459        0.0%
    Genting Bhd                                               268,600  607,208        0.1%
    Genting Malaysia Bhd                                      149,900  171,271        0.0%
    Genting Plantations Bhd                                     9,300   25,468        0.0%
    Globetronics Technology Bhd                                37,900   33,153        0.0%
    Glomac Bhd                                                 86,600   18,052        0.0%
    HAP Seng Consolidated Bhd                                 242,580  475,711        0.1%
    Hap Seng Plantations Holdings Bhd                          72,400   44,257        0.0%
    Hartalega Holdings Bhd                                     64,000   70,279        0.0%
    Heineken Malaysia Bhd                                      23,000   88,476        0.0%
    Hock Seng LEE Bhd                                          55,900   26,018        0.0%
    Hong Leong Bank Bhd                                        71,432  245,878        0.0%
    Hong Leong Financial Group Bhd                             60,653  231,627        0.0%
    Hong Leong Industries Bhd                                  31,400   59,169        0.0%
    Hua Yang Bhd                                               48,800   22,469        0.0%
    IHH Healthcare Bhd                                         14,100   23,620        0.0%
    IJM Corp. Bhd                                             983,720  868,183        0.1%
    IJM Plantations Bhd                                        72,500   64,722        0.0%
    Inari Amertron Bhd                                         64,546   45,072        0.0%
    Insas Bhd                                                 128,000   22,227        0.0%
    IOI Corp. Bhd                                              81,326   91,819        0.0%
    IOI Properties Group Bhd                                   29,180   18,058        0.0%
*   Iris Corp. Bhd                                            271,500   10,754        0.0%
*   Iskandar Waterfront City Bhd                               91,000   21,376        0.0%
*   JAKS Resources Bhd                                        137,900   37,343        0.0%
    Jaya Tiasa Holdings Bhd                                   170,800   58,855        0.0%
    JCY International Bhd                                     139,200   23,474        0.0%
*   Kian JOO CAN Factory Bhd                                   56,700   47,147        0.0%
*   KNM Group Bhd                                             848,030  102,682        0.0%
    Kossan Rubber Industries                                   59,300   91,055        0.0%
    KPJ Healthcare Bhd                                         66,550   72,090        0.0%
    KSL Holdings Bhd                                          149,692   47,874        0.0%
    Kuala Lumpur Kepong Bhd                                    27,100  165,779        0.0%
*   Kulim Malaysia Bhd                                        156,100  158,240        0.0%
    Kumpulan Perangsang Selangor Bhd                           43,300   11,722        0.0%
    Lafarge Malaysia Bhd                                       54,000  121,002        0.0%
    Land & General Bhd                                        224,700   19,521        0.0%
*   Landmarks Bhd                                              74,700   17,454        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
MALAYSIA -- (Continued)
    LBS Bina Group Bhd                                           88,200 $ 35,885        0.0%
    Lingkaran Trans Kota Holdings Bhd                            39,000   52,838        0.0%
    LPI Capital Bhd                                              12,720   49,856        0.0%
    Magnum Bhd                                                  126,800   78,846        0.0%
    Mah Sing Group Bhd                                          620,440  231,744        0.0%
    Malayan Banking Bhd                                         351,537  802,563        0.1%
    Malaysia Airports Holdings Bhd                              145,492  249,429        0.0%
    Malaysia Building Society Bhd                                94,214   31,313        0.0%
    Malaysian Bulk Carriers Bhd                                  65,400   13,859        0.0%
    Malaysian Pacific Industries Bhd                             25,375   48,009        0.0%
    Malaysian Resources Corp. Bhd                               395,950  122,338        0.0%
    Malton Bhd                                                   43,400    7,709        0.0%
    Matrix Concepts Holdings Bhd                                 81,900   52,586        0.0%
    Maxis Bhd                                                    54,500   77,989        0.0%
    MBM Resources Bhd                                             9,610    5,337        0.0%
    Media Prima Bhd                                             173,900   62,702        0.0%
    Mega First Corp. Bhd                                         18,600    8,322        0.0%
    MISC Bhd                                                    117,980  255,024        0.0%
    Mitrajaya Holdings Bhd                                      126,000   39,266        0.0%
    MK Land Holdings Bhd                                        131,800   11,282        0.0%
    MKH Bhd                                                      67,480   43,640        0.0%
    MMC Corp. Bhd                                               284,000  152,736        0.0%
*   MNRB Holdings Bhd                                            17,800   13,723        0.0%
*   Mudajaya Group Bhd                                           54,900   16,551        0.0%
    Muhibbah Engineering M Bhd                                  115,700   69,484        0.0%
*   Mulpha International Bhd                                    518,800   39,776        0.0%
    My EG Services Bhd                                          194,000   99,702        0.0%
    Naim Holdings Bhd                                            48,600   28,450        0.0%
    Nestle Malaysia Bhd                                           2,400   46,042        0.0%
    Nirvana Asia, Ltd.                                          181,000   51,694        0.0%
    Oldtown Bhd                                                  93,900   35,246        0.0%
    Oriental Holdings Bhd                                         6,200   11,027        0.0%
    Padini Holdings Bhd                                         269,400  150,875        0.0%
    Pantech Group Holdings Bhd                                   52,217    7,542        0.0%
    Paramount Corp. Bhd                                          32,600   13,168        0.0%
*   Parkson Holdings Bhd                                        209,432   48,747        0.0%
*   Perisai Petroleum Teknologi Bhd                             389,200   25,763        0.0%
    Petronas Chemicals Group Bhd                                153,700  263,914        0.0%
    Petronas Dagangan Bhd                                        17,100  104,338        0.0%
    Petronas Gas Bhd                                             25,100  141,121        0.0%
    Pharmaniaga Bhd                                              29,900   42,927        0.0%
    POS Malaysia BHD                                            110,100   81,628        0.0%
    PPB Group Bhd                                                59,840  247,419        0.0%
    Press Metal Bhd                                             122,800   92,103        0.0%
    Protasco Bhd                                                 96,000   41,738        0.0%
    Public Bank Bhd                                              88,140  421,612        0.0%
    Puncak Niaga Holdings Bhd                                    15,500    4,759        0.0%
    QL Resources Bhd                                             84,050   94,037        0.0%
    RCE Capital Bhd                                              75,275   14,528        0.0%
    RHB Capital Bhd                                              95,341  149,226        0.0%
    Salcon Bhd                                                  181,700   29,935        0.0%
    Sapurakencana Petroleum Bhd                               1,155,143  486,161        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
MALAYSIA -- (Continued)
    Sarawak Oil Palms Bhd                                        31,000 $    34,931        0.0%
    Scientex Bhd                                                 24,000      76,759        0.0%
*   Scomi Energy Services Bhd                                   213,100      12,769        0.0%
*   Scomi Group Bhd                                             335,900      15,015        0.0%
    Selangor Properties Bhd                                      24,800      31,735        0.0%
    Shangri-La Hotels Malaysia Bhd                                6,900      10,042        0.0%
*   Shell Refining Co. Federation of Malaya Bhd                  15,500      12,200        0.0%
    Sime Darby Bhd                                              161,919     318,688        0.0%
    SP Setia Bhd Group                                           52,243      43,050        0.0%
    Star Media Group Bhd                                         50,500      31,408        0.0%
*   Sumatec Resources Bhd                                       598,000      18,295        0.0%
    Sunway Bhd                                                  219,800     176,112        0.0%
    Sunway Construction Group Bhd                                21,980       9,108        0.0%
    Supermax Corp. Bhd                                          136,500      90,792        0.0%
    Suria Capital Holdings Bhd                                   16,100       9,344        0.0%
    Syarikat Takaful Malaysia Bhd                                60,000      60,988        0.0%
    Ta Ann Holdings Bhd                                          66,881      82,009        0.0%
    TA Enterprise Bhd                                           333,600      46,915        0.0%
    Taliworks Corp. Bhd                                          90,300      30,476        0.0%
    Tambun Indah Land Bhd                                        80,300      28,566        0.0%
    TAN Chong Motor Holdings Bhd                                100,000      57,147        0.0%
    TDM Bhd                                                     270,100      49,365        0.0%
    Telekom Malaysia Bhd                                        103,348     175,880        0.0%
    Tenaga Nasional Bhd                                          71,550     262,837        0.0%
    Time dotCom Bhd                                               8,400      15,852        0.0%
    Top Glove Corp. Bhd                                         209,600     265,943        0.0%
    Tropicana Corp. Bhd                                         197,479      50,511        0.0%
    TSH Resources Bhd                                           164,100      85,196        0.0%
    Tune Protect Group Bhd                                      205,700      69,906        0.0%
    Uchi Technologies Bhd                                        34,000      15,037        0.0%
    UEM Edgenta Bhd                                              98,900      95,817        0.0%
    UEM Sunrise Bhd                                             632,358     164,582        0.0%
    UMW Holdings Bhd                                            136,500     228,974        0.0%
*   UMW Oil & Gas Corp. Bhd                                     272,500      64,979        0.0%
    Unisem M Bhd                                                147,200      83,213        0.0%
    United Plantations Bhd                                       11,300      77,541        0.0%
    UOA Development Bhd                                         111,600      62,818        0.0%
*   Uzma Bhd                                                     60,100      30,435        0.0%
    VS Industry Bhd                                             263,500      81,514        0.0%
    Wah Seong Corp. Bhd                                          72,098      13,913        0.0%
    WCT Holdings Bhd                                            321,990     134,908        0.0%
    WTK Holdings Bhd                                             72,500      22,232        0.0%
    Yinson Holdings Bhd                                          60,700      42,822        0.0%
*   YNH Property Bhd                                            106,743      53,765        0.0%
    YTL Corp. Bhd                                             1,577,883     629,716        0.1%
    YTL Power International Bhd                                 196,350      75,342        0.0%
    Zhulian Corp. Bhd                                            45,600      17,135        0.0%
                                                                        -----------        ---
TOTAL MALAYSIA                                                           18,067,086        0.8%
                                                                        -----------        ---
MEXICO -- (1.1%)
    Alfa S.A.B. de C.V. Class A                                 588,810   1,107,485        0.1%
    Alpek S.A.B. de C.V.                                        193,325     323,957        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
MEXICO -- (Continued)
    Alsea S.A.B. de C.V.                                        113,347 $  434,490        0.0%
    America Movil S.A.B. de C.V. Series L                       494,914    350,373        0.0%
    America Movil S.A.B. de C.V. Series L ADR                    23,684    335,365        0.0%
    Arca Continental S.A.B. de C.V.                             114,633    790,754        0.1%
*   Axtel S.A.B. de C.V.                                        301,200    134,103        0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                     85,788    515,087        0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                     63,291    104,954        0.0%
*   Cemex S.A.B. de C.V.                                      2,040,431  1,515,678        0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                       7,700     67,129        0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  4,452    388,615        0.0%
    Consorcio ARA S.A.B. de C.V. Series *                       208,133     81,416        0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR         4,101     85,629        0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                      91,961    149,663        0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                      73,800    248,793        0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                         36,910     81,201        0.0%
*   Empresas ICA S.A.B. de C.V.                                 117,564     25,146        0.0%
*   Empresas ICA S.A.B. de C.V. Sponsored ADR                    16,200     14,447        0.0%
*   Financiera Independencia SAB de C.V. SOFOM ENR               32,800      6,825        0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      21,098  1,966,545        0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B            238,441    261,937        0.0%
    Gentera S.A.B. de C.V.                                      295,696    586,764        0.0%
    Gruma S.A.B. de C.V. Class B                                 70,384  1,025,938        0.1%
*   Grupo Aeromexico S.A.B. de C.V.                              63,856    145,678        0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.          34,200    198,306        0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR           9,537    900,483        0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B      24,482    231,164        0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR            5,100    784,584        0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B        2,400     36,961        0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                         157,200    478,691        0.0%
    Grupo Carso S.A.B. de C.V. Series A1                         97,100    467,704        0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    1,100      3,229        0.0%
    Grupo Comercial Chedraui S.A. de C.V.                        98,094    277,611        0.0%
    Grupo Elektra S.A.B. de C.V.                                 11,743    220,804        0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                           66,508     50,447        0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O             197,896  1,125,172        0.1%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O             195,740    383,638        0.0%
    Grupo Financiero Interacciones SA de C.V.                    33,211    188,035        0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B    151,808    278,475        0.0%
    Grupo Herdez S.A.B. de C.V. Series *                         75,790    166,737        0.0%
    Grupo Lamosa S.A.B. de C.V.                                  34,927     75,012        0.0%
    Grupo Mexico S.A.B. de C.V. Series B                        542,002  1,378,581        0.1%
*   Grupo Pochteca S.A.B. de C.V.                                 3,616      2,102        0.0%
    Grupo Sanborns S.A.B. de C.V.                                32,918     45,480        0.0%
*   Grupo Simec S.A.B. de C.V. Series B                          39,212    130,664        0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                      1,049     10,354        0.0%
    Grupo Televisa S.A.B. Series CPO                            189,229  1,103,171        0.1%
    Grupo Televisa S.A.B. Sponsored ADR                          23,672    691,933        0.0%
*   Hoteles City Express S.A.B. de C.V.                          36,100     45,113        0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                            126,300    173,983        0.0%
    Industrias Bachoco S.A.B. de C.V. ADR                           742     37,315        0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                   56,734    237,757        0.0%
*   Industrias CH S.A.B. de C.V. Series B                        67,813    282,451        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
MEXICO -- (Continued)
    Industrias Penoles S.A.B. de C.V.                          32,724 $   511,250        0.0%
    Infraestructura Energetica Nova S.A.B. de C.V.             20,968      81,790        0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A           235,012     558,686        0.0%
*   La Comer S.A.B. de C.V.                                   137,995     144,374        0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                   53,100       2,778        0.0%
    Megacable Holdings S.A.B. de C.V.                          96,919     448,186        0.0%
    Mexichem S.A.B. de C.V.                                   282,838     714,466        0.1%
*   Minera Frisco S.A.B. de C.V.                               70,600      50,597        0.0%
*   OHL Mexico S.A.B. de C.V.                                 174,085     286,050        0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B               155,527     374,339        0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.    34,957     443,163        0.0%
*   Qualitas Controladora S.A.B. de C.V.                       36,600      48,950        0.0%
*   Telesites SAB de C.V.                                      48,429      29,838        0.0%
    TV Azteca S.A.B. de C.V.                                  202,217      27,856        0.0%
*   Urbi Desarrollos Urbanos S.A.B. de C.V.                    84,222           6        0.0%
    Vitro S.A.B. de C.V. Series A                              11,084      38,268        0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                         155,904     385,305        0.0%
                                                                      -----------        ---
TOTAL MEXICO                                                           24,899,831        1.1%
                                                                      -----------        ---
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                     36,955   1,268,242        0.1%
    Accell Group                                                9,451     200,295        0.0%
    Aegon NV(007924103)                                        84,395     486,113        0.0%
    Aegon NV(5927375)                                          75,060     431,545        0.0%
    AFC Ajax NV                                                   546       5,433        0.0%
    Akzo Nobel NV                                              49,493   3,516,310        0.2%
    Akzo Nobel NV Sponsored ADR                                 1,500      35,505        0.0%
    AMG Advanced Metallurgical Group NV                         9,178     100,050        0.0%
    Amsterdam Commodities NV                                    6,538     176,453        0.0%
    APERAM SA                                                  21,739     855,809        0.0%
    Arcadis NV                                                 21,828     374,151        0.0%
    ArcelorMittal(B03XPL1)                                     22,210     125,378        0.0%
    ArcelorMittal(B295F26)                                    149,655     842,558        0.0%
    ASM International NV                                       19,163     782,765        0.0%
    ASML Holding NV                                             9,664     933,494        0.0%
    BE Semiconductor Industries NV                             13,391     403,382        0.0%
    Beter Bed Holding NV                                        7,072     171,742        0.0%
    BinckBank NV                                               24,187     142,533        0.0%
    Boskalis Westminster                                       33,364   1,391,380        0.1%
    Brunel International NV                                     6,552     147,685        0.0%
    Corbion NV                                                 24,222     618,701        0.0%
    Delta Lloyd NV                                            147,306     751,465        0.0%
*   Fugro NV                                                   25,456     518,488        0.0%
    Gemalto NV                                                 23,043   1,497,836        0.1%
*   Heijmans NV                                                 7,697      72,607        0.0%
    Heineken NV                                                22,194   2,082,400        0.1%
    Hunter Douglas NV                                           1,060      53,412        0.0%
    IMCD Group NV                                              10,860     439,337        0.0%
    ING Groep NV Sponsored ADR                                157,227   1,929,175        0.1%
    KAS Bank NV                                                 4,269      44,420        0.0%
    Kendrion NV                                                 4,432     108,467        0.0%
    Koninklijke Ahold NV                                      130,183   2,834,645        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Ahold NV Sponsored ADR                            369 $     8,060        0.0%
    Koninklijke BAM Groep NV                                   97,240     468,062        0.0%
    Koninklijke DSM NV                                         64,745   3,973,825        0.2%
    Koninklijke KPN NV                                        708,216   2,783,043        0.1%
    Koninklijke Philips NV(500472303)                          72,633   1,998,134        0.1%
    Koninklijke Philips NV(5986622)                            34,916     959,442        0.1%
    Koninklijke Vopak NV                                       25,178   1,368,907        0.1%
    Nederland Apparatenfabriek                                    514      17,942        0.0%
    NN Group NV                                                27,257     946,159        0.1%
*   Ordina NV                                                  31,120      47,176        0.0%
*   PostNL NV                                                 114,016     499,084        0.0%
    Randstad Holding NV                                        32,838   1,764,594        0.1%
    RELX NV                                                    60,337   1,013,274        0.1%
    RELX NV Sponsored ADR                                      12,919     217,043        0.0%
    SBM Offshore NV                                            80,084   1,072,678        0.1%
    Sligro Food Group NV                                        7,014     279,635        0.0%
*   SNS Reaal NV                                               38,309          --        0.0%
    Telegraaf Media Groep NV                                    4,962      20,970        0.0%
    TKH Group NV                                               12,901     510,055        0.0%
*   TNT Express NV                                            161,511   1,466,161        0.1%
*   TomTom NV                                                  20,985     191,191        0.0%
    Unilever NV(904784709)                                     33,228   1,462,697        0.1%
    Unilever NV(B12T3J1)                                       13,702     596,850        0.0%
    USG People NV                                              19,791     395,066        0.0%
    Wessanen                                                   16,358     168,832        0.0%
    Wolters Kluwer NV                                          70,283   2,677,264        0.1%
                                                                      -----------        ---
TOTAL NETHERLANDS                                                      48,247,920        2.1%
                                                                      -----------        ---
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                          46,746      57,496        0.0%
    Air New Zealand, Ltd.                                     219,465     376,569        0.0%
    Auckland International Airport, Ltd.                      241,092   1,034,216        0.1%
    Chorus, Ltd.                                              126,230     352,239        0.0%
    Chorus, Ltd. ADR                                            2,187      29,962        0.0%
    Contact Energy, Ltd.                                      126,788     449,856        0.0%
    EBOS Group, Ltd.                                           15,107     168,260        0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                     88,801     566,740        0.0%
    Fletcher Building, Ltd.(6341606)                          155,180     902,089        0.1%
    Fletcher Building, Ltd.(6341617)                           12,299      70,986        0.0%
    Fonterra Co-operative Group, Ltd.                           5,955      24,143        0.0%
    Freightways, Ltd.                                          30,285     139,839        0.0%
    Genesis Energy, Ltd.                                       90,815     130,034        0.0%
    Hallenstein Glasson Holdings, Ltd.                            609       1,224        0.0%
    Heartland New Zealand, Ltd.                                35,540      29,987        0.0%
    Infratil, Ltd.                                            113,815     257,305        0.0%
    Kathmandu Holdings, Ltd.                                    9,448      10,475        0.0%
    Mainfreight, Ltd.                                          21,978     251,390        0.0%
    Meridian Energy, Ltd.                                      43,083      79,581        0.0%
    Metlifecare, Ltd.                                          48,962     178,569        0.0%
    Mighty River Power, Ltd.                                  112,331     237,029        0.0%
*   New Zealand Oil & Gas, Ltd.                                51,054      17,229        0.0%
    New Zealand Refining Co., Ltd. (The)                       57,566     120,079        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NEW ZEALAND -- (Continued)
    Nuplex Industries, Ltd.                                    63,072 $  231,735        0.0%
    NZX, Ltd.                                                  14,855     10,466        0.0%
    PGG Wrightson, Ltd.                                         8,757      2,503        0.0%
    Port of Tauranga, Ltd.                                     16,991    221,983        0.0%
    Restaurant Brands New Zealand, Ltd.                        19,139     67,397        0.0%
    Ryman Healthcare, Ltd.                                     43,507    271,209        0.0%
    Sanford, Ltd.                                              12,229     50,040        0.0%
    SKY Network Television, Ltd.                              121,524    451,076        0.0%
    SKYCITY Entertainment Group, Ltd.                         201,391    687,073        0.1%
    Spark New Zealand, Ltd.                                   421,958  1,091,085        0.1%
    Summerset Group Holdings, Ltd.                             59,122    183,103        0.0%
    Tower, Ltd.                                                42,638     53,570        0.0%
    Trade Me Group, Ltd.                                      108,438    344,864        0.0%
    TrustPower, Ltd.                                           13,045     70,562        0.0%
    Vector, Ltd.                                               54,504    127,532        0.0%
    Warehouse Group, Ltd. (The)                                43,907     84,523        0.0%
*   Xero, Ltd.                                                  2,961     33,841        0.0%
    Z Energy, Ltd.                                             12,889     70,480        0.0%
                                                                      ----------        ---
TOTAL NEW ZEALAND                                                      9,538,339        0.4%
                                                                      ----------        ---
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                             85,601     59,719        0.0%
*   Akastor ASA                                                62,139     86,292        0.0%
    Aker ASA Class A                                           10,276    211,829        0.0%
*   Aker Solutions ASA                                         25,495     97,462        0.0%
    American Shipping Co. ASA                                   4,970     16,982        0.0%
    Atea ASA                                                   30,080    282,214        0.0%
    Austevoll Seafood ASA                                      33,395    280,954        0.0%
    Bakkafrost P/F                                              7,072    250,169        0.0%
    Bonheur ASA                                                 2,286     16,453        0.0%
    Borregaard ASA                                             11,363     85,048        0.0%
    BW LPG, Ltd.                                               28,505    171,303        0.0%
    BW Offshore, Ltd.                                         146,716     31,973        0.0%
*   Deep Sea Supply P.L.C.                                     40,840      5,287        0.0%
*   Det Norske Oljeselskap ASA                                 43,708    388,872        0.0%
    DNB ASA                                                    56,389    721,577        0.1%
*   DNO ASA                                                   107,000    122,939        0.0%
*   DOF ASA                                                    10,562      5,585        0.0%
    Ekornes ASA                                                 9,692    113,133        0.0%
    Farstad Shipping ASA                                        1,296      2,089        0.0%
*   Fred Olsen Energy ASA                                      14,579     62,816        0.0%
    Frontline, Ltd.                                             8,682     71,991        0.0%
    Gjensidige Forsikring ASA                                   8,699    148,933        0.0%
    Golar LNG, Ltd.                                             3,007     49,856        0.0%
    Grieg Seafood ASA                                           4,605     22,755        0.0%
*   Hexagon Composites ASA                                     21,960     67,079        0.0%
    Hoegh LNG Holdings Ltd                                      6,703     78,236        0.0%
*   Kongsberg Automotive ASA                                  153,481    124,374        0.0%
    Kongsberg Gruppen ASA                                       4,332     72,627        0.0%
    Kvaerner ASA                                               58,803     58,313        0.0%
    Leroy Seafood Group ASA                                     6,888    336,168        0.0%
    Marine Harvest ASA                                         23,685    369,153        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
NORWAY -- (Continued)
*   Nordic Semiconductor ASA                                   18,887 $   109,856        0.0%
    Norsk Hydro ASA                                           266,678   1,160,312        0.1%
    Norsk Hydro ASA Sponsored ADR                                 800       3,424        0.0%
*   Norske Skogindustrier ASA                                  49,653      13,739        0.0%
*   Norwegian Air Shuttle ASA                                   4,346     200,213        0.0%
    Ocean Yield ASA                                            14,899     100,775        0.0%
*   Odfjell SE Class A                                          2,716      10,770        0.0%
    Opera Software ASA                                         27,392     223,773        0.0%
    Orkla ASA                                                   4,466      38,988        0.0%
    Petroleum Geo-Services ASA                                 87,100     307,135        0.0%
    Prosafe SE                                                 87,005      52,409        0.0%
*   Q-Free ASA                                                  7,742      10,043        0.0%
*   REC Silicon ASA                                           879,175     192,523        0.0%
    Salmar ASA                                                  8,154     202,601        0.0%
    Schibsted ASA Class A                                       3,700     107,835        0.0%
*   Schibsted ASA Class B                                       3,700     105,280        0.0%
*   Seadrill, Ltd.(B09RMQ1)                                    11,860      56,885        0.0%
*   Seadrill, Ltd.(B0HWHV8)                                    66,958     320,059        0.0%
    Solstad Offshore ASA                                          465         900        0.0%
*   Songa Offshore                                             71,183       2,821        0.0%
    SpareBank 1 SMN                                            19,156     117,787        0.0%
    SpareBank 1 SR-Bank ASA                                    45,651     222,402        0.0%
    Statoil ASA                                                94,291   1,659,644        0.1%
    Statoil ASA Sponsored ADR                                  50,912     895,542        0.1%
    Stolt-Nielsen, Ltd.                                         9,886     130,737        0.0%
*   Storebrand ASA                                            120,597     510,757        0.0%
*   Subsea 7 SA                                                78,522     720,456        0.1%
    Telenor ASA                                                29,211     502,609        0.0%
    TGS Nopec Geophysical Co. ASA                              40,842     681,392        0.1%
    Tomra Systems ASA                                          30,975     359,820        0.0%
    Veidekke ASA                                               16,742     229,703        0.0%
    Wilh Wilhelmsen ASA                                        22,907     122,155        0.0%
    Wilh Wilhelmsen Holding ASA Class A                         3,841      71,987        0.0%
    Yara International ASA                                     15,955     638,168        0.0%
                                                                      -----------        ---
TOTAL NORWAY                                                           14,495,681        0.6%
                                                                      -----------        ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                  3,386      30,237        0.0%
    Credicorp, Ltd.                                             3,175     461,708        0.0%
    Grana y Montero SAA Sponsored ADR                          10,766      74,178        0.0%
                                                                      -----------        ---
TOTAL PERU                                                                566,123        0.0%
                                                                      -----------        ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                              96,000     135,714        0.0%
    Aboitiz Power Corp.                                       185,200     177,171        0.0%
    Alliance Global Group, Inc.                               704,800     217,606        0.0%
*   Atlas Consolidated Mining & Development Corp.             113,900      10,154        0.0%
    Ayala Corp.                                                11,560     189,859        0.0%
    Ayala Land, Inc.                                          233,300     172,134        0.0%
    Bank of the Philippine Islands                             84,575     163,167        0.0%
    BDO Unibank, Inc.                                         193,725     412,701        0.1%
    Belle Corp.                                               749,800      48,523        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
PHILIPPINES -- (Continued)
*   Bloomberry Resorts Corp.                                    556,700 $   50,514        0.0%
    Cebu Air, Inc.                                               79,700    151,204        0.0%
    Century Properties Group, Inc.                              730,005      8,561        0.0%
    China Banking Corp.                                          87,336     71,677        0.0%
    D&L Industries, Inc.                                        405,200     77,684        0.0%
    DMCI Holdings, Inc.                                         862,650    229,066        0.0%
    EEI Corp.                                                   181,100     27,984        0.0%
    Emperador, Inc.                                             194,100     32,830        0.0%
*   Empire East Land Holdings, Inc.                           1,000,000     18,103        0.0%
    Energy Development Corp.                                  2,658,400    333,912        0.1%
    Filinvest Land, Inc.                                      3,876,000    151,194        0.0%
    First Gen Corp.                                             225,500     97,452        0.0%
    First Philippine Holdings Corp.                              96,560    137,249        0.0%
    Globe Telecom, Inc.                                           5,830    272,366        0.0%
    GT Capital Holdings, Inc.                                     4,030    117,311        0.0%
    International Container Terminal Services, Inc.             118,670    164,293        0.0%
    JG Summit Holdings, Inc.                                     75,950    131,750        0.0%
    Jollibee Foods Corp.                                         30,800    150,674        0.0%
*   Lepanto Consolidated Mining Co.                             269,000      1,492        0.0%
    Lopez Holdings Corp.                                        713,700    111,084        0.0%
    LT Group, Inc.                                              266,700     87,487        0.0%
    Manila Electric Co.                                          11,290     82,584        0.0%
    Manila Water Co., Inc.                                      220,300    130,538        0.0%
    Megaworld Corp.                                           2,671,000    214,243        0.0%
*   Melco Crown Philippines Resorts Corp.                       425,000     20,778        0.0%
    Metro Pacific Investments Corp.                           1,435,100    177,544        0.0%
    Metropolitan Bank & Trust Co.                                37,052     64,161        0.0%
    Pepsi-Cola Products Philippines, Inc.                       343,700     27,162        0.0%
    Petron Corp.                                                402,200     91,344        0.0%
    Philippine Long Distance Telephone Co.                        1,650     60,321        0.0%
    Philippine Long Distance Telephone Co. Sponsored ADR          1,000     36,900        0.0%
*   Philippine National Bank                                     95,595    104,322        0.0%
    Philippine Stock Exchange, Inc. (The)                           312      1,771        0.0%
    Philweb Corp.                                                57,200     28,651        0.0%
    Premium Leisure Corp.                                       757,000     14,009        0.0%
    Puregold Price Club, Inc.                                    85,700     73,458        0.0%
    RFM Corp.                                                   196,000     17,474        0.0%
    Rizal Commercial Banking Corp.                               90,960     60,082        0.0%
    Robinsons Land Corp.                                        482,700    278,595        0.0%
    Robinsons Retail Holdings, Inc.                              51,200     83,928        0.0%
    San Miguel Corp.                                             92,070    131,504        0.0%
    Security Bank Corp.                                         124,644    451,408        0.1%
    Semirara Mining & Power Corp.                                47,880    129,549        0.0%
    SM Investments Corp.                                          3,270     65,693        0.0%
    SM Prime Holdings, Inc.                                     136,926     66,028        0.0%
*   Top Frontier Investment Holdings, Inc.                        3,465     10,340        0.0%
    Trans-Asia Oil & Energy Development Corp.                   357,000     19,400        0.0%
    Union Bank of the Philippines                                70,785     87,097        0.0%
    Universal Robina Corp.                                       67,390    299,253        0.0%
    Vista Land & Lifescapes, Inc.                             1,418,100    144,902        0.0%
                                                                        ----------        ---
TOTAL PHILIPPINES                                                        6,923,955        0.3%
                                                                        ----------        ---

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
POLAND -- (0.3%)
*   Agora SA                                                    8,317 $ 27,086        0.0%
*   Alior Bank SA                                               9,259  167,520        0.0%
*   AmRest Holdings SE                                          2,020  118,363        0.0%
    Asseco Poland SA                                           21,787  330,656        0.0%
    Bank Handlowy w Warszawie SA                                1,501   29,114        0.0%
*   Bank Millennium SA                                        134,769  176,534        0.0%
    Bank Pekao SA                                               1,979   80,480        0.0%
    Bank Zachodni WBK SA                                        1,804  125,460        0.0%
*   Bioton SA                                                   9,806   27,131        0.0%
    Boryszew SA                                                30,133   39,955        0.0%
    Budimex SA                                                  2,209  112,864        0.0%
    CCC SA                                                      2,271  101,268        0.0%
*   CD Projekt Red SA                                           8,254   55,034        0.0%
*   Ciech SA                                                   10,050  186,315        0.0%
*   Cyfrowy Polsat SA                                          24,429  155,532        0.0%
    Emperia Holding SA                                          2,574   38,601        0.0%
    Enea SA                                                    64,358  198,973        0.0%
    Energa SA                                                   8,241   26,850        0.0%
    Eurocash SA                                                13,468  192,428        0.0%
*   Famur SA                                                    6,474    4,335        0.0%
*   Farmacol SA                                                 2,588   29,015        0.0%
*   Getin Holding SA                                           65,107   19,419        0.0%
*   Getin Noble Bank SA                                       326,189   43,603        0.0%
*   Grupa Azoty SA                                              6,113  139,215        0.0%
    Grupa Kety SA                                               2,152  185,476        0.0%
*   Grupa Lotos SA                                             27,538  214,099        0.0%
*   Impexmetal SA                                              16,373   11,838        0.0%
    ING Bank Slaski SA                                          4,367  139,590        0.0%
    Inter Cars SA                                               1,704  106,169        0.0%
*   Jastrzebska Spolka Weglowa SA                              15,938   82,087        0.0%
    Kernel Holding SA                                          19,833  267,302        0.0%
    KGHM Polska Miedz SA                                       32,315  630,016        0.1%
    Kopex SA                                                    7,393    6,394        0.0%
*   LC Corp. SA                                                51,834   29,878        0.0%
    LPP SA                                                         85  125,475        0.0%
    Lubelski Wegiel Bogdanka SA                                 1,646   19,725        0.0%
*   mBank SA                                                    1,468  124,016        0.0%
    Netia SA                                                  114,614  151,713        0.0%
    Neuca SA                                                      155   13,318        0.0%
    Orange Polska SA                                           70,702  115,217        0.0%
    Orbis SA                                                    4,643   73,972        0.0%
    Pelion SA                                                   1,918   25,714        0.0%
    PGE Polska Grupa Energetyczna SA                          173,237  598,197        0.1%
*   Polnord SA                                                  9,078   31,278        0.0%
    Polski Koncern Naftowy Orlen SA                            53,743  969,280        0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                101,680  135,433        0.0%
*   Powszechna Kasa Oszczednosci Bank Polski SA                35,904  230,078        0.0%
    Powszechny Zaklad Ubezpieczen SA                           18,680  169,077        0.0%
*   Rafako SA                                                   2,291    4,885        0.0%
*   Sygnity SA                                                  4,962    9,942        0.0%
    Synthos SA                                                180,014  191,961        0.0%
    Tauron Polska Energia SA                                  309,800  240,155        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
POLAND -- (Continued)
*   Trakcja SA                                                    14,934 $   47,727        0.0%
    Warsaw Stock Exchange                                          5,032     49,699        0.0%
                                                                         ----------        ---
TOTAL POLAND                                                              7,425,462        0.3%
                                                                         ----------        ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 42,109    164,043        0.0%
*   Banco BPI SA                                                 171,222    214,576        0.0%
*   Banco Comercial Portugues SA Class R                      12,552,036    557,661        0.1%
*   Banco Espirito Santo SA                                      499,965         --        0.0%
    CTT-Correios de Portugal SA                                   21,026    194,433        0.0%
    EDP - Energias de Portugal SA                                150,256    534,170        0.0%
    EDP Renovaveis SA                                             66,089    515,188        0.0%
    Galp Energia SGPS SA                                          81,676  1,122,181        0.1%
    Jeronimo Martins SGPS SA                                      31,231    511,325        0.0%
    Mota-Engil SGPS SA                                            41,754     86,448        0.0%
    Navigator Co SA (The)                                        121,116    432,194        0.0%
    NOS SGPS SA                                                   69,039    495,006        0.0%
    REN - Redes Energeticas Nacionais SGPS SA                     71,755    215,198        0.0%
    Semapa-Sociedade de Investimento e Gestao                      2,856     36,201        0.0%
    Sonae Capital SGPS SA                                         50,652     39,258        0.0%
*   Sonae Industria SGPS SA                                    2,616,000     13,521        0.0%
    Sonae SGPS SA                                                347,339    385,730        0.0%
    Teixeira Duarte SA                                            25,644      6,689        0.0%
                                                                         ----------        ---
TOTAL PORTUGAL                                                            5,523,822        0.2%
                                                                         ----------        ---
RUSSIA -- (0.3%)
    Etalon Group, Ltd.                                            36,272     82,704        0.0%
*   Exillon Energy P.L.C.                                          3,012      2,883        0.0%
    Gazprom PAO Sponsored ADR                                    383,157  1,990,876        0.1%
    Globaltrans Investment P.L.C.                                 12,202     46,586        0.0%
*   Lenta, Ltd. GDR                                                6,287     40,632        0.0%
    LUKOIL PJSC ADR                                                7,792    331,998        0.0%
    Magnitogorsk Iron & Steel Works OJSC GDR                      38,822    186,765        0.0%
*   Mail.ru Group, Ltd. GDR                                        3,950     80,099        0.0%
*   Mechel PJSC Sponsored ADR                                     16,260     32,357        0.0%
    MegaFon PJSC GDR                                               7,128     82,105        0.0%
    MMC Norilsk Nickel PJSC ADR                                    9,287    137,237        0.0%
    NOVATEK OAO GDR                                                  838     80,871        0.0%
    Novolipetsk Steel PJSC GDR                                    16,393    222,674        0.0%
    Phosagro OAO GDR                                               4,488     69,601        0.0%
*   PIK Group PJSC GDR                                            13,885     52,848        0.0%
    Ros Agro P.L.C. GDR                                            3,044     46,267        0.0%
    Rosneft OAO GDR                                               56,263    308,777        0.0%
    Rostelecom PJSC Sponsored ADR                                  5,104     45,966        0.0%
    RusHydro PJSC ADR                                            218,605    223,123        0.0%
    Sberbank of Russia PJSC Sponsored ADR                         96,521    776,041        0.1%
    Severstal PAO GDR                                             15,052    175,300        0.0%
    Tatneft PAO Sponsored ADR                                     24,677    777,919        0.1%
    TMK PAO GDR                                                    3,193      9,606        0.0%
    VimpelCom, Ltd. Sponsored ADR                                 58,515    222,942        0.0%
    VTB Bank PJSC GDR                                             80,161    172,237        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR                                       12,244 $  242,498        0.0%
                                                                        ----------        ---
TOTAL RUSSIA                                                             6,440,912        0.3%
                                                                        ----------        ---
SINGAPORE -- (0.9%)
*   Abterra, Ltd.                                                32,000      7,555        0.0%
    Accordia Golf Trust                                          29,400     14,090        0.0%
    Amara Holdings, Ltd.                                         25,000      7,917        0.0%
    ASL Marine Holdings, Ltd.                                    32,200      6,195        0.0%
    Aspial Corp., Ltd.                                           58,100     11,625        0.0%
*   Ausgroup, Ltd.                                              184,000     15,666        0.0%
    Banyan Tree Holdings, Ltd.                                   54,000     19,852        0.0%
    Bonvests Holdings, Ltd.                                      22,000     19,619        0.0%
*   Boustead Projects, Ltd.                                      15,189      7,257        0.0%
    Boustead Singapore, Ltd.                                    110,333     63,886        0.0%
    Breadtalk Group, Ltd.                                        27,000     21,964        0.0%
*   Broadway Industrial Group, Ltd.                              55,533      6,240        0.0%
    Bukit Sembawang Estates, Ltd.                                22,000     72,690        0.0%
*   Bund Center Investment, Ltd.                                259,000     34,519        0.0%
    CapitaLand, Ltd.                                            200,600    462,067        0.0%
    Centurion Corp., Ltd.                                        35,000      9,740        0.0%
    China Aviation Oil Singapore Corp., Ltd.                     33,600     21,690        0.0%
*   China Everbright Water, Ltd.                                127,600     61,476        0.0%
    China Merchants Holdings Pacific, Ltd.                      158,995    101,073        0.0%
    Chip Eng Seng Corp., Ltd.                                   230,000    121,302        0.0%
    City Developments, Ltd.                                      27,000    167,005        0.0%
    ComfortDelGro Corp., Ltd.                                   235,000    503,674        0.0%
*   COSCO Corp. Singapore, Ltd.                                 376,000     94,508        0.0%
    CSE Global, Ltd.                                            225,000     71,698        0.0%
    CWT, Ltd.                                                   119,200    183,299        0.0%
    Dairy Farm International Holdings, Ltd.                      15,400    106,190        0.0%
    DBS Group Holdings, Ltd.                                    132,383  1,497,394        0.1%
*   Del Monte Pacific, Ltd.                                     179,159     39,762        0.0%
    Dyna-Mac Holdings, Ltd.                                     150,000     16,444        0.0%
    Elec & Eltek International Co., Ltd.                          5,000      4,491        0.0%
    Eu Yan Sang International, Ltd.                              10,000      4,001        0.0%
*   Ezion Holdings, Ltd.                                        547,580    222,699        0.0%
*   Ezra Holdings, Ltd.                                         767,465     57,788        0.0%
    Falcon Energy Group, Ltd.                                    66,000      8,467        0.0%
    Far East Orchard, Ltd.                                       34,076     41,873        0.0%
    First Resources, Ltd.                                       163,000    230,372        0.0%
*   Food Empire Holdings, Ltd.                                   19,000      3,526        0.0%
    Fragrance Group, Ltd.                                       206,000     26,913        0.0%
    Frasers Centrepoint, Ltd.                                    19,500     24,182        0.0%
*   Gallant Venture, Ltd.                                       119,000     18,563        0.0%
    Genting Singapore P.L.C.                                    192,700    116,315        0.0%
    GL, Ltd.                                                    132,000     89,694        0.0%
    Global Logistic Properties, Ltd.                             98,000    138,969        0.0%
*   Global Premium Hotels, Ltd.                                  11,680      2,577        0.0%
*   GMG Global, Ltd.                                            123,600     56,031        0.0%
    Golden Agri-Resources, Ltd.                               1,493,500    443,049        0.0%
    Great Eastern Holdings, Ltd.                                  4,000     66,443        0.0%
    GuocoLand, Ltd.                                              69,666     95,860        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SINGAPORE -- (Continued)
    Hi-P International, Ltd.                                    139,000 $   43,753        0.0%
    Hiap Hoe, Ltd.                                               39,000     19,455        0.0%
    Ho Bee Land, Ltd.                                            78,800    129,329        0.0%
    Hong Fok Corp., Ltd.                                        120,120     64,563        0.0%
    Hong Leong Asia, Ltd.                                        42,000     24,162        0.0%
    Hongkong Land Holdings, Ltd.                                 22,200    140,631        0.0%
    Hotel Grand Central, Ltd.                                    37,639     35,644        0.0%
*   HTL International Holdings, Ltd.                             66,000     42,295        0.0%
    Hutchison Port Holdings Trust                             1,590,700    706,161        0.1%
    Hyflux, Ltd.                                                196,400     90,226        0.0%
    Indofood Agri Resources, Ltd.                               175,000     69,465        0.0%
*   InnoTek, Ltd.                                                46,000      5,228        0.0%
    Innovalues, Ltd.                                             36,000     26,871        0.0%
    Japfa, Ltd.                                                   4,300      2,220        0.0%
    Jardine Cycle & Carriage, Ltd.                                8,255    236,009        0.0%
    k1 Ventures, Ltd.                                            75,000     49,097        0.0%
    Keppel Corp., Ltd.                                          302,400  1,208,459        0.1%
    Keppel Infrastructure Trust                                 322,657    117,555        0.0%
    Keppel Telecommunications & Transportation, Ltd.             14,500     14,599        0.0%
    Koh Brothers Group, Ltd.                                     48,000     10,499        0.0%
    KSH Holdings, Ltd.                                           52,800     21,367        0.0%
    Lian Beng Group, Ltd.                                       154,500     54,456        0.0%
    Low Keng Huat Singapore, Ltd.                                66,000     31,381        0.0%
    M1, Ltd.                                                     47,000     86,196        0.0%
*   Marco Polo Marine, Ltd.                                      72,000      9,796        0.0%
    Midas Holdings, Ltd.                                        397,100     84,013        0.0%
*   Nam Cheong, Ltd.                                            302,000     20,144        0.0%
*   Neptune Orient Lines, Ltd.                                  324,100    309,262        0.0%
    Nera Telecommunications, Ltd.                                53,000     25,189        0.0%
*   Noble Group, Ltd.                                         1,498,500    508,025        0.1%
    Olam International, Ltd.                                    138,000    169,037        0.0%
    OSIM International, Ltd.                                    102,200    105,303        0.0%
    OUE, Ltd.                                                   121,500    150,724        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         278,582  1,809,694        0.1%
    Oxley Holdings, Ltd.                                         80,000     26,119        0.0%
    Pan-United Corp., Ltd.                                       43,000     21,390        0.0%
    Penguin International, Ltd.                                 125,000     11,734        0.0%
    Petra Foods, Ltd.                                             7,000     12,842        0.0%
    Q&M Dental Group Singapore, Ltd.                             60,300     30,425        0.0%
    QAF, Ltd.                                                    36,907     29,756        0.0%
    Raffles Education Corp., Ltd.                               110,370     18,010        0.0%
    Raffles Medical Group, Ltd.                                  59,471    207,579        0.0%
    Religare Health Trust                                        93,300     71,382        0.0%
    Rotary Engineering, Ltd.                                     55,000     15,947        0.0%
    SATS, Ltd.                                                  135,870    413,755        0.0%
    SBS Transit, Ltd.                                            11,500     20,075        0.0%
    SembCorp Industries, Ltd.                                   397,000    848,591        0.1%
    SembCorp Marine, Ltd.                                       268,200    331,358        0.0%
    Sheng Siong Group, Ltd.                                     131,200     86,737        0.0%
    SHS Holdings, Ltd.                                           97,000     19,431        0.0%
    SIA Engineering Co., Ltd.                                    18,800     52,954        0.0%
*   SIIC Environment Holdings, Ltd.                             132,800     68,889        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SINGAPORE -- (Continued)
    Sim Lian Group, Ltd.                                       42,000 $    24,803        0.0%
    Sinarmas Land, Ltd.                                       473,600     165,088        0.0%
    Sing Holdings, Ltd.                                        16,000       3,804        0.0%
    Singapore Airlines, Ltd.                                   97,000     828,039        0.1%
    Singapore Exchange, Ltd.                                   59,000     329,311        0.0%
    Singapore Post, Ltd.                                      222,000     258,577        0.0%
    Singapore Technologies Engineering, Ltd.                   98,000     233,927        0.0%
    Singapore Telecommunications, Ltd.                        390,000   1,115,552        0.1%
*   Sino Grandness Food Industry Group, Ltd.                  156,000      70,931        0.0%
    SMRT Corp., Ltd.                                          144,000     163,515        0.0%
    Stamford Land Corp., Ltd.                                 150,000      57,977        0.0%
    StarHub, Ltd.                                              42,800     105,138        0.0%
    Sunningdale Tech, Ltd.                                     38,000      32,490        0.0%
    Super Group, Ltd.                                         166,000     119,261        0.0%
*   Swiber Holdings, Ltd.                                     105,749      14,903        0.0%
    Swissco Holdings, Ltd.                                     57,000       7,591        0.0%
    Tat Hong Holdings, Ltd.                                   151,000      67,228        0.0%
    Tiong Woon Corp. Holding, Ltd.                             15,500       2,612        0.0%
    Tuan Sing Holdings, Ltd.                                  136,107      32,280        0.0%
    UMS Holdings, Ltd.                                        156,000      71,849        0.0%
    United Engineers, Ltd.                                    150,600     261,280        0.0%
    United Industrial Corp., Ltd.                             109,813     236,451        0.0%
    United Overseas Bank, Ltd.                                 74,987   1,033,367        0.1%
    UOB-Kay Hian Holdings, Ltd.                                73,490      75,409        0.0%
    UOL Group, Ltd.                                           102,455     466,552        0.0%
    UPP Holdings, Ltd.                                         64,000      10,472        0.0%
    Valuetronics Holdings, Ltd.                                31,400      10,939        0.0%
*   Vard Holdings, Ltd.                                       105,300      14,188        0.0%
    Venture Corp., Ltd.                                        22,200     138,053        0.0%
    Vibrant Group, Ltd.                                        38,717       9,477        0.0%
    Wee Hur Holdings, Ltd.                                    112,500      22,165        0.0%
    Wilmar International, Ltd.                                 52,400     143,941        0.0%
    Wing Tai Holdings, Ltd.                                    93,121     129,620        0.0%
    Yeo Hiap Seng, Ltd.                                         7,068       6,807        0.0%
*   Yongnam Holdings, Ltd.                                     83,250      21,597        0.0%
                                                                      -----------        ---
TOTAL SINGAPORE                                                        20,411,186        0.9%
                                                                      -----------        ---
SOUTH AFRICA -- (1.8%)
*   Adbee Rf, Ltd.                                              4,879       9,863        0.0%
    Adcock Ingram Holdings, Ltd.                               27,649      81,692        0.0%
    Adcorp Holdings, Ltd.                                      30,200      32,973        0.0%
    Advtech, Ltd.                                              91,117      88,978        0.0%
    Aeci, Ltd.                                                 42,162     283,908        0.0%
*   African Bank Investments, Ltd.                            160,097         653        0.0%
    African Oxygen, Ltd.                                       21,153      26,205        0.0%
    African Rainbow Minerals, Ltd.                             36,282     286,274        0.0%
*   Anglo American Platinum, Ltd.                               4,627     134,109        0.0%
*   AngloGold Ashanti, Ltd.                                     2,804      45,583        0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                     171,502   2,821,208        0.1%
*   ArcelorMittal South Africa, Ltd.                           85,910      61,018        0.0%
    Ascendis Health, Ltd.                                      18,774      30,244        0.0%
    Aspen Pharmacare Holdings, Ltd.                            16,002     377,516        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH AFRICA -- (Continued)
    Assore, Ltd.                                                7,885 $  110,231        0.0%
    Astral Foods, Ltd.                                         14,829    134,523        0.0%
*   Attacq, Ltd.                                               62,711     91,777        0.0%
*   Aveng, Ltd.                                               190,626     62,025        0.0%
    AVI, Ltd.                                                 123,756    767,846        0.1%
    Barclays Africa Group, Ltd.                                56,670    573,853        0.0%
    Barloworld, Ltd.                                           99,329    573,409        0.0%
    Bidvest Group, Ltd. (The)                                  63,969  1,625,226        0.1%
    Blue Label Telecoms, Ltd.                                 139,881    154,738        0.0%
*   Brait SE                                                    2,438     27,278        0.0%
    Capitec Bank Holdings, Ltd.                                14,213    589,750        0.0%
    Cashbuild, Ltd.                                             8,310    202,814        0.0%
    Caxton and CTP Publishers and Printers, Ltd.                3,193      3,029        0.0%
    City Lodge Hotels, Ltd.                                     6,561     70,616        0.0%
    Clicks Group, Ltd.                                         53,010    386,842        0.0%
    Clover Industries, Ltd.                                    11,109     14,673        0.0%
*   Consolidated Infrastructure Group, Ltd.                    10,002     20,985        0.0%
    Coronation Fund Managers, Ltd.                             32,137    166,969        0.0%
    DataTec, Ltd.                                              90,498    286,231        0.0%
    Discovery, Ltd.                                            87,048    779,083        0.1%
    Distell Group, Ltd.                                         5,376     60,077        0.0%
*   Distribution and Warehousing Network, Ltd.                 53,514     16,357        0.0%
    DRDGOLD, Ltd.                                             120,113     66,148        0.0%
    EOH Holdings, Ltd.                                         34,170    332,666        0.0%
*   Eqstra Holdings, Ltd.                                      14,728      2,286        0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                     4,215         32        0.0%
    Exxaro Resources, Ltd.                                     33,921    215,290        0.0%
    Famous Brands, Ltd.                                        23,381    186,558        0.0%
    FirstRand, Ltd.                                           270,073    868,044        0.1%
    Foschini Group, Ltd. (The)                                 67,537    725,524        0.1%
    Gold Fields, Ltd. Sponsored ADR                           303,492  1,426,412        0.1%
    Grand Parade Investments, Ltd.                             20,425      5,332        0.0%
    Grindrod, Ltd.                                            239,421    240,770        0.0%
    Group Five, Ltd.                                           29,546     52,208        0.0%
    Growthpoint Properties, Ltd.                               60,188    106,512        0.0%
*   Harmony Gold Mining Co., Ltd.                              14,209     50,794        0.0%
*   Harmony Gold Mining Co., Ltd. Sponsored ADR                97,449    356,663        0.0%
    Hudaco Industries, Ltd.                                    10,278     82,025        0.0%
    Illovo Sugar, Ltd.                                         95,068    162,299        0.0%
*   Impala Platinum Holdings, Ltd.                            202,489    843,260        0.1%
    Imperial Holdings, Ltd.                                    68,454    715,313        0.1%
    Investec, Ltd.                                             46,599    359,769        0.0%
    Invicta Holdings, Ltd.                                      6,662     25,424        0.0%
    JSE, Ltd.                                                  22,046    255,791        0.0%
    KAP Industrial Holdings, Ltd.                              94,649     41,965        0.0%
*   Kumba Iron Ore, Ltd.                                       11,922     96,890        0.0%
    Lewis Group, Ltd.                                          54,272    182,981        0.0%
    Liberty Holdings, Ltd.                                     49,345    484,723        0.0%
    Life Healthcare Group Holdings, Ltd.                      170,308    446,769        0.0%
    Massmart Holdings, Ltd.                                    33,345    286,180        0.0%
    Merafe Resources, Ltd.                                    389,559     24,142        0.0%
    Metair Investments, Ltd.                                   52,738     82,107        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SOUTH AFRICA -- (Continued)
    MMI Holdings, Ltd.                                        437,270 $   728,736        0.1%
    Mondi, Ltd.                                                24,210     466,134        0.0%
    Mpact, Ltd.                                                45,658     149,109        0.0%
    Mr. Price Group, Ltd.                                      33,297     423,295        0.0%
    MTN Group, Ltd.                                           142,602   1,492,829        0.1%
    Murray & Roberts Holdings, Ltd.                           129,849     134,345        0.0%
    Nampak, Ltd.                                              176,790     302,388        0.0%
    Naspers, Ltd. Class N                                       2,147     295,451        0.0%
    Nedbank Group, Ltd.                                        34,358     439,054        0.0%
    Netcare, Ltd.                                             253,546     646,512        0.0%
    New Europe Property Investments P.L.C.                     14,213     179,129        0.0%
*   Northam Platinum, Ltd.                                     92,367     314,920        0.0%
    Oceana Group, Ltd.                                         11,953     101,159        0.0%
    Omnia Holdings, Ltd.                                       26,191     256,983        0.0%
    Peregrine Holdings, Ltd.                                   83,787     175,891        0.0%
    Pick n Pay Stores, Ltd.                                    51,127     265,232        0.0%
*   Pinnacle Holdings, Ltd.                                    38,098      40,139        0.0%
    Pioneer Foods Group, Ltd.                                  19,187     224,642        0.0%
    PPC, Ltd.                                                 145,848     153,666        0.0%
    PSG Group, Ltd.                                            36,708     512,657        0.0%
    Raubex Group, Ltd.                                         31,926      41,970        0.0%
    RCL Foods, Ltd.                                            37,465      36,865        0.0%
    Reunert, Ltd.                                              72,688     365,360        0.0%
    Sanlam, Ltd.                                              288,271   1,399,950        0.1%
    Santam, Ltd.                                               12,089     199,568        0.0%
*   Sappi, Ltd.                                               184,671     800,931        0.1%
*   Sappi, Ltd. Sponsored ADR                                  35,009     149,138        0.0%
    Sasol, Ltd.                                                 3,423     111,967        0.0%
    Sasol, Ltd. Sponsored ADR                                  67,753   2,221,621        0.1%
    Shoprite Holdings, Ltd.                                    36,188     435,520        0.0%
    Sibanye Gold, Ltd.                                        238,835     914,186        0.1%
    Sibanye Gold, Ltd. Sponsored ADR                           20,552     316,501        0.0%
    Spar Group, Ltd. (The)                                     37,112     554,670        0.0%
    Spur Corp., Ltd.                                           10,572      23,623        0.0%
    Standard Bank Group, Ltd.                                 111,084     997,572        0.1%
*   Stefanutti Stocks Holdings, Ltd.                           21,041       6,427        0.0%
    Steinhoff International Holdings NV                       314,204   1,965,513        0.1%
    Sun International, Ltd.                                    30,539     165,492        0.0%
*   Super Group, Ltd.                                         152,784     441,763        0.0%
    Telkom SA SOC, Ltd.                                       105,340     420,000        0.0%
    Telkom SA SOC, Ltd. Sponsored ADR                           1,800      28,800        0.0%
    Tiger Brands, Ltd.                                         21,031     520,688        0.0%
    Tongaat Hulett, Ltd.                                       45,001     372,051        0.0%
    Trencor, Ltd.                                              20,950      65,904        0.0%
    Truworths International, Ltd.                              89,647     669,413        0.1%
    Tsogo Sun Holdings, Ltd.                                  109,137     204,084        0.0%
    Vodacom Group, Ltd.                                        18,968     220,540        0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                            24,669     210,691        0.0%
    Woolworths Holdings, Ltd.                                 117,532     756,823        0.1%
                                                                      -----------        ---
TOTAL SOUTH AFRICA                                                     41,643,335        1.9%
                                                                      -----------        ---

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
SOUTH KOREA -- (4.1%)
    Able C&C Co., Ltd.                                          1,655 $ 47,161        0.0%
*   Advanced Process Systems Corp.                              4,039   69,729        0.0%
    Aekyung Petrochemical Co., Ltd.                               652   34,605        0.0%
    AfreecaTV Co., Ltd.                                         1,311   33,220        0.0%
    Ahnlab, Inc.                                                  579   33,597        0.0%
*   AJ Rent A Car Co., Ltd.                                     6,524   61,609        0.0%
    AK Holdings, Inc.                                           1,291   67,963        0.0%
    Amorepacific Corp.                                          1,320  470,764        0.0%
    AMOREPACIFIC Group                                          5,630  826,447        0.1%
*   Amotech Co., Ltd.                                           3,651   62,665        0.0%
    Asia Cement Co., Ltd.                                         490   46,453        0.0%
    ASIA Holdings Co., Ltd.                                       778   79,476        0.0%
*   Asia Paper Manufacturing Co., Ltd.                          1,774   27,927        0.0%
*   Asiana Airlines, Inc.                                      40,479  169,513        0.0%
*   AUK Corp.                                                   7,540   15,659        0.0%
    Avatec Co., Ltd.                                            4,139   28,708        0.0%
*   BH Co., Ltd.                                                3,736   18,667        0.0%
    Binggrae Co., Ltd.                                            852   50,919        0.0%
    Bioland, Ltd.                                               1,729   35,698        0.0%
    Bluecom Co., Ltd.                                           3,526   42,674        0.0%
    BNK Financial Group, Inc.                                 104,973  853,761        0.1%
*   Bohae Brewery Co., Ltd.                                    17,410   25,780        0.0%
    Boryung Medience Co., Ltd.                                  1,631   27,822        0.0%
    Boryung Pharmaceutical Co., Ltd.                              827   40,708        0.0%
*   Bubang Co., Ltd.                                            7,152   39,677        0.0%
    Bukwang Pharmaceutical Co., Ltd.                            4,662  115,927        0.0%
    Byucksan Corp.                                              4,818   38,185        0.0%
*   CammSys Corp.                                              14,666   47,769        0.0%
*   Capro Corp.                                                15,677   57,691        0.0%
    Cell Biotech Co., Ltd.                                        416   22,143        0.0%
*   Celltrion Pharm, Inc.                                       2,200   40,151        0.0%
*   Celltrion, Inc.                                             2,775  244,153        0.0%
*   Chabiotech Co., Ltd.                                        5,500   68,062        0.0%
*   Chadiostech Co., Ltd.                                       1,052    4,256        0.0%
    Cheil Worldwide, Inc.                                       9,650  141,887        0.0%
*   Chemtronics Co., Ltd.                                       2,829   15,749        0.0%
*   China Great Star International, Ltd.                       36,692   63,087        0.0%
*   China Ocean Resources Co., Ltd.                            46,612   83,659        0.0%
    Chinyang Holdings Corp.                                     6,039   18,850        0.0%
    Chong Kun Dang Pharmaceutical Corp.                         1,501  146,628        0.0%
    Chongkundang Holdings Corp.                                   308   23,849        0.0%
    CJ CGV Co., Ltd.                                            2,736  273,992        0.0%
    CJ CheilJedang Corp.                                        1,826  606,549        0.1%
    CJ Corp.                                                    3,789  709,140        0.1%
    CJ E&M Corp.                                                5,469  321,798        0.0%
    CJ Freshway Corp.                                             405   19,185        0.0%
    CJ Hellovision Co., Ltd.                                    7,107   76,575        0.0%
*   CJ Korea Express Corp.                                        674  114,768        0.0%
    CJ O Shopping Co., Ltd.                                     1,355  237,117        0.0%
    CKD Bio Corp.                                               1,355   31,851        0.0%
*   Com2uSCorp                                                  1,828  206,813        0.0%
    Cosmax, Inc.                                                  318   39,044        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SOUTH KOREA -- (Continued)
*   Cosmochemical Co., Ltd.                                    3,760 $ 15,962        0.0%
*   COSON Co., Ltd.                                            3,057   55,878        0.0%
    Coway Co., Ltd.                                            5,146  445,529        0.0%
    Crown Confectionery Co., Ltd.                                181   78,633        0.0%
    Dae Dong Industrial Co., Ltd.                              1,610   10,861        0.0%
*   Dae Won Chemical Co., Ltd.                                 6,000   16,373        0.0%
    Dae Won Kang Up Co., Ltd.                                  9,910   43,077        0.0%
*   Dae Young Packaging Co., Ltd.                             26,795   24,143        0.0%
*   Dae-Il Corp.                                               7,510   58,810        0.0%
*   Daechang Co., Ltd.                                        10,260    8,823        0.0%
    Daeduck Electronics Co.                                   11,360   75,655        0.0%
    Daeduck GDS Co., Ltd.                                      7,981   86,339        0.0%
    Daehan Steel Co., Ltd.                                     5,480   56,824        0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                 6,151    5,922        0.0%
    Daelim Industrial Co., Ltd.                                8,179  647,274        0.1%
    Daeryuk Can Co., Ltd.                                      3,847   26,004        0.0%
    Daesang Corp.                                              5,527  138,370        0.0%
    Daesang Holdings Co., Ltd.                                 5,320   64,023        0.0%
    Daewon Pharmaceutical Co., Ltd.                            2,304   40,773        0.0%
*   Daewoo Engineering & Construction Co., Ltd.               28,310  157,069        0.0%
    Daewoo Securities Co., Ltd.                               51,295  369,170        0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.        36,833  177,351        0.0%
    Daewoong Co., Ltd.                                           602   31,038        0.0%
    Daewoong Pharmaceutical Co., Ltd.                            956   75,061        0.0%
    Daihan Pharmaceutical Co., Ltd.                            1,049   25,154        0.0%
    Daishin Securities Co., Ltd.                              21,293  221,404        0.0%
*   Danal Co., Ltd.                                            1,047    6,712        0.0%
    Dayou Automotive Seat Technology Co., Ltd.                17,848   36,551        0.0%
    DGB Financial Group, Inc.                                 67,849  544,740        0.1%
    Digital Power Communications Co., Ltd.                    10,110   41,910        0.0%
*   DIO Corp.                                                  1,639   77,978        0.0%
    Display Tech Co., Ltd.                                     6,360   23,173        0.0%
    DK UIL Co., Ltd.                                           2,653   27,310        0.0%
    Dong Ah Tire & Rubber Co., Ltd.                            3,857   95,284        0.0%
    Dong-A Socio Holdings Co., Ltd.                              370   60,182        0.0%
    Dong-A ST Co., Ltd.                                          517   64,615        0.0%
    Dong-Il Corp.                                                161    8,942        0.0%
    Dongbang Transport Logistics Co., Ltd.                     7,998   19,439        0.0%
*   DONGBU Co., Ltd.                                           4,657   32,902        0.0%
*   Dongbu HiTek Co., Ltd.                                     9,811  166,562        0.0%
    Dongbu Insurance Co., Ltd.                                12,076  740,206        0.1%
*   Dongbu Securities Co., Ltd.                               20,826   72,466        0.0%
    Dongil Industries Co., Ltd.                                  419   21,690        0.0%
    Dongjin Semichem Co., Ltd.                                11,572   61,846        0.0%
    DongKook Pharmaceutical Co., Ltd.                            327   18,385        0.0%
    Dongkuk Industries Co., Ltd.                               6,319   26,070        0.0%
*   Dongkuk Steel Mill Co., Ltd.                              17,371  144,649        0.0%
    Dongsung Chemical Co., Ltd.                                1,451   34,588        0.0%
    DONGSUNG Corp.                                             4,337   25,175        0.0%
    Dongwha Pharm Co., Ltd.                                    2,515   20,527        0.0%
    Dongwon Development Co., Ltd.                             14,617   55,333        0.0%
    Dongwon F&B Co., Ltd.                                        458  118,054        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Dongwon Industries Co., Ltd.                                 550 $  140,123        0.0%
    Dongwon Systems Corp.                                        557     38,509        0.0%
    Dongyang E&P, Inc.                                         1,741     22,859        0.0%
    Doosan Corp.                                               3,852    362,046        0.0%
*   Doosan Engine Co., Ltd.                                    5,570     20,964        0.0%
    Doosan Heavy Industries & Construction Co., Ltd.          16,245    369,830        0.0%
*   Doosan Infracore Co., Ltd.                                46,422    317,095        0.0%
*   Dragonfly GF Co., Ltd.                                     2,683     14,802        0.0%
    DRB Holding Co., Ltd.                                      4,369     47,240        0.0%
    DuzonBIzon Co., Ltd.                                       4,560     99,465        0.0%
    DY Corp.                                                   8,589     49,341        0.0%
    e Tec E&C, Ltd.                                              651     59,638        0.0%
    e-LITECOM Co., Ltd.                                        3,410     40,571        0.0%
    E-MART, Inc.                                               7,318  1,175,439        0.1%
    E1 Corp.                                                     840     46,105        0.0%
    Eagon Industrial, Ltd.                                     2,350     24,728        0.0%
    Easy Bio, Inc.                                            14,232     77,748        0.0%
*   Ecopro Co., Ltd.                                           3,871     49,735        0.0%
    Elentec Co., Ltd.                                          6,949     46,313        0.0%
*   ELK Corp.                                                  4,974     10,757        0.0%
*   EM-Tech Co., Ltd.                                          2,896     27,250        0.0%
    Enex Co., Ltd.                                            10,966     41,125        0.0%
    ENF Technology Co., Ltd.                                   2,889     45,887        0.0%
    Eo Technics Co., Ltd.                                      1,515    150,165        0.0%
    Eugene Corp.                                              15,424     75,792        0.0%
*   Eugene Investment & Securities Co., Ltd.                  27,282     64,840        0.0%
    Eugene Technology Co., Ltd.                                1,646     20,648        0.0%
    Eusu Holdings Co., Ltd.                                    6,296     55,362        0.0%
    EVERDIGM Corp.                                             5,587     48,855        0.0%
    F&F Co., Ltd.                                              2,079     23,651        0.0%
*   Farmsco                                                    1,871     21,067        0.0%
    Fila Korea, Ltd.                                           1,938    176,737        0.0%
    Fine Technix Co., Ltd.                                    12,615     41,579        0.0%
    Fursys, Inc.                                               1,941     60,622        0.0%
    Gaon Cable Co., Ltd.                                       1,340     25,389        0.0%
    Geumhwa PSC Co., Ltd.                                        634     21,618        0.0%
*   Global Display Co., Ltd.                                   5,442     18,100        0.0%
*   GNCO Co., Ltd.                                            24,520     39,857        0.0%
    Golfzon Co., Ltd.                                            455     28,836        0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                            11,193     78,584        0.0%
    Grand Korea Leisure Co., Ltd.                              2,950     74,552        0.0%
    Green Cross Corp.                                            899    135,870        0.0%
    Green Cross Holdings Corp.                                 5,200    160,060        0.0%
*   GS Engineering & Construction Corp.                       15,000    404,723        0.0%
*   GS Global Corp.                                            2,780      8,109        0.0%
    GS Holdings Corp.                                         21,891  1,056,830        0.1%
    GS Home Shopping, Inc.                                       946    152,939        0.0%
    GS Retail Co., Ltd.                                        5,253    245,783        0.0%
*   Halla Corp.                                                3,187     13,901        0.0%
    Halla Holdings Corp.                                       2,199    108,879        0.0%
    Han Kuk Carbon Co., Ltd.                                   9,360     54,804        0.0%
    Hana Financial Group, Inc.                                28,751    644,723        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Hana Micron, Inc.                                          5,142 $   24,239        0.0%
    Hana Tour Service, Inc.                                    1,419    112,625        0.0%
    Hancom, Inc.                                               2,680     50,015        0.0%
    Handok, Inc.                                                 929     32,041        0.0%
    Hanil Cement Co., Ltd.                                     1,727    180,643        0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.          23,224     82,223        0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.  4,374     20,998        0.0%
    Hanjin Kal Corp.                                          10,809    186,864        0.0%
*   Hanjin Shipping Co., Ltd.                                 47,647     79,267        0.0%
    Hanjin Transportation Co., Ltd.                            2,853     93,647        0.0%
    Hankook Shell Oil Co., Ltd.                                  167     68,918        0.0%
    Hankook Tire Co., Ltd.                                    23,141  1,076,367        0.1%
    Hanmi Pharm Co., Ltd.                                      1,107    576,899        0.1%
    Hanmi Science Co., Ltd.                                    1,206    143,007        0.0%
    Hanmi Semiconductor Co., Ltd.                              6,243     92,951        0.0%
    Hanon Systems                                             20,050    180,503        0.0%
    Hansae Co., Ltd.                                           1,440     64,869        0.0%
    Hansae Yes24 Holdings Co., Ltd.                            3,090     56,616        0.0%
*   Hanshin Construction                                       1,319     25,751        0.0%
    Hansol Chemical Co., Ltd.                                  1,636    103,301        0.0%
*   Hansol Holdings Co., Ltd.                                 24,316    173,455        0.0%
*   Hansol HomeDeco Co., Ltd.                                 25,503     36,961        0.0%
    Hansol Logistics Co., Ltd.                                 2,761      7,182        0.0%
    Hansol Paper Co., Ltd.                                     1,734     37,508        0.0%
*   Hansol Technics Co., Ltd.                                  2,965     56,683        0.0%
    Hanssem Co., Ltd.                                          1,492    249,285        0.0%
    Hanwha Chemical Corp.                                     19,727    431,987        0.0%
    Hanwha Corp.                                              22,662    747,583        0.1%
    Hanwha Galleria Timeworld Co., Ltd.                          469     27,226        0.0%
    Hanwha General Insurance Co., Ltd.                        17,523    124,359        0.0%
*   Hanwha Investment & Securities Co., Ltd.                  29,811     89,693        0.0%
    Hanwha Life Insurance Co., Ltd.                           55,195    322,978        0.0%
    Hanwha Techwin Co., Ltd.                                   6,762    246,145        0.0%
    Hanyang Eng Co., Ltd.                                      3,452     37,455        0.0%
    Hanyang Securities Co., Ltd.                               1,630     11,026        0.0%
*   Harim Holdings Co., Ltd.                                  16,954     73,901        0.0%
    Heung-A Shipping Co., Ltd.                                61,646     73,368        0.0%
    Hite Jinro Co., Ltd.                                       7,642    187,227        0.0%
    Hitejinro Holdings Co., Ltd.                               3,737     50,690        0.0%
    HMC Investment Securities Co., Ltd.                        6,193     57,072        0.0%
#   Hotel Shilla Co., Ltd.                                     5,490    351,918        0.0%
    HS Industries Co., Ltd.                                   11,008     59,647        0.0%
    HS R&A Co., Ltd.                                           1,311     47,911        0.0%
    Huchems Fine Chemical Corp.                                4,489     79,163        0.0%
    Humax Co., Ltd.                                            8,415     97,657        0.0%
    Huons Co., Ltd.                                            1,093     77,605        0.0%
    Huvis Corp.                                                4,510     33,630        0.0%
    Hwa Shin Co., Ltd.                                         8,784     52,529        0.0%
    HwaSung Industrial Co., Ltd.                               2,406     29,858        0.0%
    Hy-Lok Corp.                                               2,898     72,216        0.0%
    Hyosung Corp.                                              6,747    721,859        0.1%
*   Hyundai BNG Steel Co., Ltd.                                4,605     43,473        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Hyundai C&F, Inc.                                          1,010 $   21,968        0.0%
    Hyundai Corp.                                              3,966     92,417        0.0%
    Hyundai Department Store Co., Ltd.                         3,692    476,408        0.0%
    Hyundai Development Co-Engineering & Construction          9,412    414,628        0.0%
*   Hyundai Elevator Co., Ltd.                                 3,637    183,897        0.0%
    Hyundai Engineering & Construction Co., Ltd.              26,543    929,839        0.1%
    Hyundai Engineering Plastics Co., Ltd.                     5,366     46,171        0.0%
    Hyundai Glovis Co., Ltd.                                     440     73,135        0.0%
    Hyundai Greenfood Co., Ltd.                                7,583    132,417        0.0%
*   Hyundai Heavy Industries Co., Ltd.                         5,361    542,374        0.1%
    Hyundai Home Shopping Network Corp.                        1,440    168,597        0.0%
    Hyundai Hy Communications & Networks Co., Ltd.             9,650     31,240        0.0%
    Hyundai Livart Furniture Co., Ltd.                         4,100    118,788        0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                 18,993    528,668        0.1%
*   Hyundai Merchant Marine Co., Ltd.                          8,553     15,013        0.0%
    Hyundai Motor Co.                                         13,467  1,689,726        0.1%
*   Hyundai Rotem Co., Ltd.                                    8,277    129,832        0.0%
    Hyundai Securities Co., Ltd.                              58,138    359,953        0.0%
    Hyundai Steel Co.                                         14,753    809,241        0.1%
    Hyundai Wia Corp.                                          4,758    401,756        0.0%
    HyVision System, Inc.                                      2,300     17,747        0.0%
*   IHQ, Inc.                                                 13,879     27,305        0.0%
    Il Dong Pharmaceutical Co., Ltd.                           2,070     51,176        0.0%
*   Iljin Display Co., Ltd.                                    8,706     35,019        0.0%
    Iljin Electric Co., Ltd.                                   5,010     24,050        0.0%
    Iljin Holdings Co., Ltd.                                   6,463     59,572        0.0%
*   Iljin Materials Co., Ltd.                                  6,983     94,272        0.0%
    Ilshin Spinning Co., Ltd.                                    509     63,390        0.0%
    iMarketKorea, Inc.                                         3,369     50,017        0.0%
    InBody Co., Ltd.                                           1,399     54,631        0.0%
    Industrial Bank of Korea                                  22,670    240,969        0.0%
*   InnoWireless, Inc.                                           699      6,243        0.0%
*   Innox Corp.                                                1,728     20,236        0.0%
    Intelligent Digital Integrated Securities Co., Ltd.          461      7,225        0.0%
*   Interflex Co., Ltd.                                        2,782     27,970        0.0%
    Interojo Co., Ltd.                                           825     29,784        0.0%
    Interpark Holdings Corp.                                  13,064    100,607        0.0%
    Inzi Controls Co., Ltd.                                    2,340     12,233        0.0%
    INZI Display Co., Ltd.                                     6,794     13,466        0.0%
    IS Dongseo Co., Ltd.                                       3,728    151,972        0.0%
    ISC Co., Ltd.                                              1,201     26,267        0.0%
    ISU Chemical Co., Ltd.                                     3,690     51,358        0.0%
    IsuPetasys Co., Ltd.                                      14,830     68,895        0.0%
#   JB Financial Group Co., Ltd.                              32,837    168,289        0.0%
*   Jcontentree Corp.                                         10,157     39,627        0.0%
*   Jusung Engineering Co., Ltd.                               7,166     49,642        0.0%
*   JVM Co., Ltd.                                                239     10,204        0.0%
    JW Pharmaceutical Corp.                                    1,657     57,639        0.0%
    Kakao Corp.                                                  587     51,637        0.0%
    Kangnam Jevisco Co., Ltd.                                  1,443     51,722        0.0%
    Kangwon Land, Inc.                                         8,480    316,997        0.0%
    KB Capital Co., Ltd.                                       3,043     63,468        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc.                                  34,690 $1,061,413        0.1%
    KB Financial Group, Inc. ADR                              13,208    401,655        0.0%
    KB Insurance Co., Ltd.                                    14,710    399,374        0.0%
    KC Green Holdings Co., Ltd.                                5,380     41,137        0.0%
    KC Tech Co., Ltd.                                          4,453     63,211        0.0%
    KCC Corp.                                                  1,763    655,545        0.1%
*   KCC Engineering & Construction Co., Ltd.                   2,612     21,609        0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                1,610    106,444        0.0%
    Keyang Electric Machinery Co., Ltd.                        7,846     34,182        0.0%
*   KEYEAST Co., Ltd.                                         20,377     65,723        0.0%
    KG Chemical Corp.                                          2,734     38,147        0.0%
    KG Eco Technology Service Co., Ltd.                        5,045     15,107        0.0%
    Kginicis Co., Ltd.                                         2,499     37,481        0.0%
    KGMobilians Co., Ltd.                                      1,075     11,962        0.0%
    KH Vatec Co., Ltd.                                         4,940     75,357        0.0%
    Kia Motors Corp.                                          22,637    949,434        0.1%
    KISCO Corp.                                                1,549     71,287        0.0%
    Kishin Corp.                                               5,120     26,926        0.0%
    KISWIRE, Ltd.                                              2,592     96,851        0.0%
    KIWOOM Securities Co., Ltd.                                3,693    218,811        0.0%
*   KleanNara Co., Ltd.                                        4,079     21,019        0.0%
*   KMH Co., Ltd.                                              4,832     39,024        0.0%
    Koh Young Technology, Inc.                                 1,344     49,418        0.0%
    Kolao Holdings                                             3,520     31,497        0.0%
    Kolon Corp.                                                1,704     87,603        0.0%
*   Kolon Global Corp.                                         2,357     36,305        0.0%
    Kolon Industries, Inc.                                     6,444    394,805        0.0%
    Kolon Life Science, Inc.                                     571     85,447        0.0%
    KONA I Co., Ltd.                                           6,030    108,062        0.0%
    Korea Aerospace Industries, Ltd.                           2,430    143,936        0.0%
    Korea Alcohol Industrial Co., Ltd.                         4,177     29,799        0.0%
    Korea Circuit Co., Ltd.                                    3,237     29,842        0.0%
    Korea District Heating Corp.                                 772     47,912        0.0%
    Korea Electric Power Corp. Sponsored ADR                  11,977    322,181        0.0%
    Korea Electric Terminal Co., Ltd.                          1,892    148,301        0.0%
    Korea Export Packaging Industrial Co., Ltd.                1,272     22,975        0.0%
*   Korea Flange Co., Ltd.                                     1,430     20,040        0.0%
    Korea Gas Corp.                                            3,822    138,279        0.0%
*   Korea Information & Communications Co, Ltd.                4,831     48,534        0.0%
    Korea Investment Holdings Co., Ltd.                       11,977    481,739        0.0%
    Korea Kolmar Co., Ltd.                                     1,956    148,878        0.0%
    Korea Kolmar Holdings Co., Ltd.                              888     39,323        0.0%
*   Korea Line Corp.                                           5,298     82,515        0.0%
    Korea Petrochemical Ind Co., Ltd.                          1,545    317,393        0.0%
    Korea United Pharm, Inc.                                   1,346     22,729        0.0%
    Korea Zinc Co., Ltd.                                         699    303,108        0.0%
*   Korean Air Lines Co., Ltd.                                13,678    349,464        0.0%
    Korean Reinsurance Co.                                    26,529    309,063        0.0%
    Kortek Corp.                                               6,293     67,125        0.0%
    KPX Chemical Co., Ltd.                                     1,049     47,376        0.0%
    KT Corp. Sponsored ADR                                    14,332    195,059        0.0%
*   KT Hitel Co., Ltd.                                         2,844     21,846        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SOUTH KOREA -- (Continued)
    KT Skylife Co., Ltd.                                        5,981 $   84,844        0.0%
    KT&G Corp.                                                  9,033    973,171        0.1%
*   KTB Investment & Securities Co., Ltd.                      20,958     49,875        0.0%
    Kukdo Chemical Co., Ltd.                                    1,090     62,651        0.0%
    Kukdong Oil & Chemicals Co., Ltd.                             500     18,431        0.0%
*   Kumho Electric Co., Ltd.                                      690      7,186        0.0%
*   Kumho Industrial Co., Ltd.                                  5,314     54,905        0.0%
    Kumho Petrochemical Co., Ltd.                               3,848    229,327        0.0%
*   Kumho Tire Co., Inc.                                       36,253    260,612        0.0%
    Kumkang Kind Co., Ltd.                                        850     39,995        0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                         7,180     64,306        0.0%
*   Kwang Myung Electric Co., Ltd.                              4,580      8,863        0.0%
    Kwangju Bank                                                7,297     57,550        0.0%
    Kyobo Securities Co., Ltd.                                  6,450     59,676        0.0%
    Kyung Dong Navien Co., Ltd.                                   590     19,966        0.0%
    Kyung-In Synthetic Corp.                                    6,361     23,063        0.0%
    Kyungbang, Ltd.                                               211     32,212        0.0%
    Kyungchang Industrial Co., Ltd.                             5,099     24,982        0.0%
    KyungDong City Gas Co., Ltd.                                  422     29,445        0.0%
    Kyungdong Pharm Co., Ltd.                                   1,450     22,355        0.0%
*   LB Semicon, Inc.                                            4,067     10,595        0.0%
    LEADCORP, Inc. (The)                                        5,493     40,424        0.0%
*   Leaders Cosmetics Co., Ltd.                                 2,486     63,620        0.0%
    LEENO Industrial, Inc.                                      1,757     65,917        0.0%
    LF Corp.                                                    6,658    150,142        0.0%
    LG Chem, Ltd.                                               2,474    641,740        0.1%
    LG Corp.                                                    5,261    313,553        0.0%
    LG Display Co., Ltd.                                        4,840    100,748        0.0%
    LG Display Co., Ltd. ADR                                  144,957  1,485,809        0.1%
    LG Electronics, Inc.                                       34,839  1,772,779        0.1%
    LG Hausys, Ltd.                                             2,283    299,414        0.0%
    LG Household & Health Care, Ltd.                              649    571,423        0.1%
    LG Innotek Co., Ltd.                                        4,438    285,699        0.0%
    LG International Corp.                                      6,785    224,604        0.0%
*   LG Life Sciences, Ltd.                                      1,620     96,979        0.0%
    LG Uplus Corp.                                             73,652    722,508        0.1%
    Lotte Chemical Corp.                                        1,867    476,214        0.0%
    Lotte Chilsung Beverage Co., Ltd.                             127    219,476        0.0%
    LOTTE Fine Chemical Co., Ltd.                               5,287    173,717        0.0%
    Lotte Food Co., Ltd.                                          134     96,278        0.0%
    LOTTE Himart Co., Ltd.                                      2,375    117,316        0.0%
*   Lotte Non-Life Insurance Co., Ltd.                         19,194     48,787        0.0%
    Lotte Shopping Co., Ltd.                                    1,158    275,758        0.0%
    LS Corp.                                                    8,392    371,873        0.0%
    LS Industrial Systems Co., Ltd.                             2,396    109,441        0.0%
*   Lumens Co., Ltd.                                           14,663     53,640        0.0%
    Macquarie Korea Infrastructure Fund                        36,018    267,692        0.0%
*   Macrogen, Inc.                                                637     19,531        0.0%
    Maeil Dairy Industry Co., Ltd.                              1,665     67,748        0.0%
    Mando Corp.                                                 3,019    498,045        0.1%
    Mcnex Co., Ltd.                                               943     19,899        0.0%
    MDS Technology Co., Ltd.                                    1,513     27,701        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Medy-Tox, Inc.                                               997 $  368,556        0.0%
    MegaStudy Co., Ltd.                                        1,522     53,170        0.0%
    MegaStudyEdu Co., Ltd.                                       508     22,251        0.0%
*   Melfas, Inc.                                               5,717     40,511        0.0%
    Meritz Financial Group, Inc.                               9,650    106,827        0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                  19,112    270,414        0.0%
    Meritz Securities Co., Ltd.                               89,143    280,444        0.0%
    Mico, Ltd.                                                 6,812     17,739        0.0%
    Mirae Asset Securities Co., Ltd.                          18,195    390,928        0.0%
    MK Electron Co., Ltd.                                      6,429     52,004        0.0%
*   MNTech Co., Ltd.                                           5,018     21,137        0.0%
    Modetour Network, Inc.                                     1,277     32,467        0.0%
    Moorim P&P Co., Ltd.                                       8,640     32,761        0.0%
*   Moorim Paper Co., Ltd.                                    13,596     36,800        0.0%
    Muhak Co., Ltd.                                            3,676    103,455        0.0%
    Namhae Chemical Corp.                                      4,233     36,591        0.0%
    Namyang Dairy Products Co., Ltd.                             127     82,721        0.0%
*   Nanos Co., Ltd.                                              678      2,214        0.0%
    NAVER Corp.                                                  794    470,562        0.0%
    NCSoft Corp.                                               1,673    335,248        0.0%
    NEPES Corp.                                                6,920     46,235        0.0%
    Nexen Corp.                                                  619     43,896        0.0%
    Nexen Tire Corp.                                          11,493    146,250        0.0%
*   Nexon GT Co., Ltd.                                         2,809     29,708        0.0%
    NH Investment & Securities Co., Ltd.                      43,256    375,080        0.0%
*   NHN Entertainment Corp.                                    6,114    324,107        0.0%
    NHN KCP Corp.                                              2,699     55,816        0.0%
    NICE Holdings Co., Ltd.                                    7,053    125,322        0.0%
    Nice Information & Telecommunication, Inc.                   843     25,101        0.0%
    NICE Information Service Co., Ltd.                        12,936     99,655        0.0%
*   NK Co., Ltd.                                               2,093      8,393        0.0%
    Nong Shim Holdings Co., Ltd.                                 277     35,768        0.0%
    Nong Woo Bio Co., Ltd.                                     1,844     37,820        0.0%
    NongShim Co., Ltd.                                           525    171,929        0.0%
    Noroo Holdings Co., Ltd.                                   1,230     22,427        0.0%
*   NS Shopping Co., Ltd.                                        252     33,123        0.0%
*   OCI Co., Ltd.                                              5,754    569,616        0.1%
    Opto Device Technology Co., Ltd.                           4,368     33,429        0.0%
*   OPTRON-TEC, Inc.                                           1,515      7,674        0.0%
    Orion Corp.                                                  374    304,279        0.0%
*   Osstem Implant Co., Ltd.                                   3,554    222,537        0.0%
    Ottogi Corp.                                                 244    174,403        0.0%
    Pan-Pacific Co., Ltd.                                     12,857     62,788        0.0%
    Pang Rim Co., Ltd.                                         1,543     35,496        0.0%
*   PaperCorea, Inc.                                          47,423     30,799        0.0%
    Paradise Co., Ltd.                                         4,924     74,635        0.0%
    Partron Co., Ltd.                                         15,366    149,626        0.0%
*   Paru Co., Ltd.                                             5,012     18,930        0.0%
    Poongsan Corp.                                             9,041    251,744        0.0%
    Poongsan Holdings Corp.                                    1,456     57,424        0.0%
    POSCO ADR                                                 33,942  1,765,663        0.1%
    POSCO Chemtech Co., Ltd.                                   4,610     49,197        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Posco Daewoo Corp.                                        13,323 $  288,198        0.0%
*   Posco ICT Co., Ltd.                                        7,848     39,427        0.0%
*   Power Logics Co., Ltd.                                     6,846     25,322        0.0%
    PSK, Inc.                                                  1,727     15,134        0.0%
    Pulmuone Co., Ltd.                                            78     12,271        0.0%
    Pyeong Hwa Automotive Co., Ltd.                            6,035     67,833        0.0%
    RFTech Co., Ltd.                                           5,230     31,766        0.0%
    S&T Corp.                                                    636     14,463        0.0%
    S&T Dynamics Co., Ltd.                                    12,811    125,700        0.0%
    S&T Holdings Co., Ltd.                                     3,104     64,970        0.0%
    S&T Motiv Co., Ltd.                                        2,830    164,978        0.0%
    S-1 Corp.                                                  1,719    140,204        0.0%
*   S-MAC Co., Ltd.                                            7,741     53,464        0.0%
    S-Oil Corp.                                                4,121    313,209        0.0%
    Saeron Automotive Corp.                                    3,700     26,860        0.0%
*   Sajo Industries Co., Ltd.                                    870     43,900        0.0%
    Sam Chun Dang Pharm Co., Ltd.                              3,329     26,081        0.0%
    Sam Yung Trading Co., Ltd.                                 1,230     22,751        0.0%
    Samchully Co., Ltd.                                          607     57,069        0.0%
    Samchuly Bicycle Co., Ltd.                                 1,364     26,481        0.0%
    Samho Development Co., Ltd.                               10,884     34,923        0.0%
    SAMHWA Paints Industrial Co., Ltd.                         1,500     16,604        0.0%
    Samick Musical Instruments Co., Ltd.                      14,194     38,226        0.0%
    Samick THK Co., Ltd.                                       1,380     12,523        0.0%
    Samjin Pharmaceutical Co., Ltd.                            2,222     53,272        0.0%
    Samkwang Glass                                               254     19,797        0.0%
    Samlip General Foods Co., Ltd.                               205     38,207        0.0%
    Sammok S-Form Co., Ltd.                                    1,849     47,226        0.0%
    Samsung Card Co., Ltd.                                    12,215    415,091        0.0%
    Samsung Electro-Mechanics Co., Ltd.                       15,458    703,660        0.1%
    Samsung Electronics Co., Ltd.                              5,671  6,180,421        0.3%
    Samsung Electronics Co., Ltd. GDR                          8,033  4,386,483        0.2%
*   Samsung Engineering Co., Ltd.                              6,478     71,441        0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                  4,584  1,181,678        0.1%
*   Samsung Heavy Industries Co., Ltd.                        44,718    416,374        0.0%
    Samsung Life Insurance Co., Ltd.                           3,506    336,338        0.0%
    Samsung SDS Co., Ltd.                                        626     93,341        0.0%
    Samsung Securities Co., Ltd.                              14,481    497,336        0.0%
*   SAMT Co., Ltd.                                            22,956     42,237        0.0%
    Samyang Corp.                                                451     38,359        0.0%
    Samyang Holdings Corp.                                     1,504    214,220        0.0%
    Sangsin Brake                                              3,721     26,560        0.0%
    Savezone I&C Corp.                                         7,320     36,720        0.0%
    SBS Contents Hub Co., Ltd.                                   831      8,769        0.0%
    SBS Media Holdings Co., Ltd.                              17,020     49,366        0.0%
    Seah Besteel Corp.                                         7,234    184,437        0.0%
    SeAH Holdings Corp.                                          341     41,617        0.0%
    SeAH Steel Corp.                                           1,222     88,842        0.0%
    Sebang Co., Ltd.                                           4,599     69,304        0.0%
    Sebang Global Battery Co., Ltd.                            3,172    119,589        0.0%
    Sejong Industrial Co., Ltd.                                4,410     38,252        0.0%
    Sekonix Co., Ltd.                                          3,205     49,436        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SOUTH KOREA -- (Continued)
    Sempio Foods Co.                                             181 $    7,708        0.0%
*   Seobu T&D                                                    837     17,027        0.0%
    Seohan Co., Ltd.                                          38,454     70,409        0.0%
*   Seohee Construction Co., Ltd.                             59,786     63,200        0.0%
#   Seoul Semiconductor Co., Ltd.                             12,346    165,937        0.0%
    SEOWONINTECH Co., Ltd.                                     3,718     37,580        0.0%
    Seoyon Co., Ltd.                                           5,173     55,760        0.0%
*   Sewon Cellontech Co., Ltd.                                 3,420     10,633        0.0%
    SFA Engineering Corp.                                      2,051    102,299        0.0%
*   SFA Semicon Co, Ltd.                                      13,061     28,469        0.0%
*   SG Corp.                                                  58,439     57,732        0.0%
    SH Energy & Chemical Co., Ltd.                            23,126     30,489        0.0%
*   Shin Poong Pharmaceutical Co., Ltd.                        7,521     43,020        0.0%
    Shinhan Financial Group Co., Ltd.                         11,050    405,159        0.0%
    Shinhan Financial Group Co., Ltd. ADR                     18,630    681,113        0.1%
    Shinsegae Co., Ltd.                                        2,170    401,246        0.0%
    Shinsegae Engineering & Construction Co., Ltd.             1,204     51,537        0.0%
    Shinsegae International, Inc.                                500     34,001        0.0%
*   Shinsung Tongsang Co., Ltd.                               24,154     34,723        0.0%
*   Shinwha Intertek Corp.                                     9,715     38,232        0.0%
*   Shinwon Corp.                                             18,733     30,764        0.0%
    SHOWBOX Corp.                                              6,388     45,186        0.0%
*   Signetics Corp.                                           13,123     19,305        0.0%
    Silicon Works Co., Ltd.                                    3,171     88,496        0.0%
    Silla Co., Ltd.                                            1,850     28,076        0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                               25,789     66,217        0.0%
    SK Chemicals Co., Ltd.                                     3,539    225,333        0.0%
    SK Gas, Ltd.                                               2,127    158,721        0.0%
    SK Holdings Co., Ltd.                                      2,674    524,076        0.1%
    SK Hynix, Inc.                                            69,101  1,694,896        0.1%
    SK Innovation Co., Ltd.                                    7,596  1,025,895        0.1%
    SK Materials Co., Ltd.                                     1,887    196,131        0.0%
    SK Networks Co., Ltd.                                     51,435    305,503        0.0%
*   SK Securities Co., Ltd.                                   97,610     98,123        0.0%
    SK Telecom Co., Ltd.                                         786    142,737        0.0%
    SKC Co., Ltd.                                              9,039    221,452        0.0%
    SL Corp.                                                   5,700     79,699        0.0%
*   SM Entertainment Co.                                       2,832    101,594        0.0%
    Songwon Industrial Co., Ltd.                               5,192     94,517        0.0%
    Soulbrain Co., Ltd.                                        4,051    154,251        0.0%
    Spigen Korea Co., Ltd.                                       706     33,357        0.0%
*   Ssangyong Cement Industrial Co., Ltd.                      4,260     78,305        0.0%
*   STX Pan Ocean Co., Ltd.                                   21,418     74,414        0.0%
    Suheung Co., Ltd.                                            930     37,510        0.0%
    Sunchang Corp.                                             2,805     31,728        0.0%
    Sung Kwang Bend Co., Ltd.                                  8,124     86,258        0.0%
    Sungchang Enterprise Holdings, Ltd.                          536     17,006        0.0%
*   Sungshin Cement Co., Ltd.                                  9,136    111,869        0.0%
    Sungwoo Hitech Co., Ltd.                                  17,305    141,020        0.0%
*   Suprema HQ, Inc.                                             703      5,278        0.0%
*   Suprema, Inc.                                                651     15,465        0.0%
    Taekwang Industrial Co., Ltd.                                196    170,551        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
SOUTH KOREA -- (Continued)
*   Taewoong Co., Ltd.                                         4,708 $    75,162        0.0%
*   Taeyoung Engineering & Construction Co., Ltd.             14,580      82,014        0.0%
*   Taihan Electric Wire Co., Ltd.                            16,521      43,536        0.0%
*   Taihan Textile Co., Ltd.                                     426      18,281        0.0%
    Tailim Packaging Industrial Co., Ltd.                      8,600      23,493        0.0%
*   TBH Global Co., Ltd.                                       5,201      53,190        0.0%
*   Texcell-NetCom Co., Ltd.                                  19,033      38,420        0.0%
*   TK Chemical Corp.                                         11,104      22,299        0.0%
    TK Corp.                                                   6,005      56,528        0.0%
*   Tongyang Cement & Energy Corp.                             6,372      27,757        0.0%
    Tongyang Life Insurance Co, Ltd.                          15,186     140,756        0.0%
    Tongyang, Inc.                                            20,687      63,727        0.0%
*   Top Engineering Co., Ltd.                                  1,477       8,139        0.0%
    Tovis Co., Ltd.                                            8,847      75,491        0.0%
    TS Corp.                                                   1,989      38,180        0.0%
    Uju Electronics Co., Ltd.                                  2,871      39,426        0.0%
    Unid Co., Ltd.                                             2,011      82,847        0.0%
    Value Added Technologies Co., Ltd.                         2,003      67,443        0.0%
    Vieworks Co., Ltd.                                           893      39,359        0.0%
    Visang Education, Inc.                                     2,959      33,585        0.0%
*   Webzen, Inc.                                               3,631      73,755        0.0%
*   WeMade Entertainment Co., Ltd.                             2,055      47,196        0.0%
    Whanin Pharmaceutical Co., Ltd.                            3,611      51,115        0.0%
    WillBes & Co. (The)                                       12,360      23,285        0.0%
    WiSoL Co., Ltd.                                            3,666      52,875        0.0%
*   Wonik IPS Co., Ltd.                                       19,862     193,495        0.0%
*   Wonik Materials Co., Ltd.                                    483      25,102        0.0%
*   Wonik QnC Corp.                                            3,021      39,956        0.0%
*   Woongjin Co., Ltd.                                        20,020      53,782        0.0%
*   Woongjin Thinkbig Co., Ltd.                                2,791      33,517        0.0%
*   Wooree ETI Co., Ltd.                                       9,835      18,690        0.0%
    Woori Bank                                                24,909     228,865        0.0%
    Woori Bank Sponsored ADR                                   1,175      32,391        0.0%
*   Woori Investment Bank Co., Ltd.                           22,642      12,775        0.0%
    Y G-1 Co., Ltd.                                            4,426      41,645        0.0%
*   YeaRimDang Publishing Co., Ltd.                            7,920      31,467        0.0%
    Yoosung Enterprise Co., Ltd.                               6,049      21,726        0.0%
    Youlchon Chemical Co., Ltd.                                1,990      22,256        0.0%
    Young Poong Corp.                                            115     109,038        0.0%
    Young Poong Precision Corp.                                2,043      16,494        0.0%
    Youngone Corp.                                             8,136     325,396        0.0%
    Youngone Holdings Co., Ltd.                                2,254     127,007        0.0%
*   Yuanta Securities Korea Co., Ltd.                         34,112     107,140        0.0%
                                                                     -----------        ---
TOTAL SOUTH KOREA                                                     93,601,771        4.2%
                                                                     -----------        ---
SPAIN -- (1.9%)
    Abertis Infraestructuras SA                                3,163      53,391        0.0%
    Acciona SA                                                10,497     842,400        0.0%
    Acerinox SA                                               34,185     405,065        0.0%
    ACS Actividades de Construccion y Servicios SA            23,867     791,580        0.0%
    Adveo Group International SA                               2,149      11,310        0.0%
    Almirall SA                                               17,236     283,741        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
SPAIN -- (Continued)
    Amadeus IT Holding SA Class A                                31,104 $1,418,354        0.1%
    Applus Services SA                                           22,283    206,180        0.0%
    Atresmedia Corp de Medios de Comunicacion SA                  9,022    117,823        0.0%
    Banco Bilbao Vizcaya Argentaria SA                          487,419  3,349,449        0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR            166,960  1,150,356        0.1%
    Banco de Sabadell SA(B1X8QN2)                             1,698,226  3,253,947        0.2%
    Banco de Sabadell SA(BYXHFS8)                                49,355     94,322        0.0%
    Banco Popular Espanol SA                                    396,544  1,081,247        0.1%
    Banco Santander SA                                          764,094  3,880,313        0.2%
    Banco Santander SA Sponsored ADR                            230,248  1,158,147        0.1%
    Bankia SA                                                 1,210,089  1,128,799        0.1%
    Bankinter SA                                                109,926    839,043        0.0%
*   Baron de Ley                                                    913    106,773        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                         18,297    620,376        0.0%
    CaixaBank SA                                                343,866  1,038,031        0.1%
*   Caja de Ahorros del Mediterraneo                              4,397         --        0.0%
*   Cementos Portland Valderrivas SA                              4,770     33,290        0.0%
    Cia de Distribucion Integral Logista Holdings SA              4,935    108,811        0.0%
    Cie Automotive SA                                            21,382    386,890        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   622    202,065        0.0%
    Distribuidora Internacional de Alimentacion SA              116,034    645,655        0.0%
    Duro Felguera SA                                             17,931     32,346        0.0%
    Ebro Foods SA                                                16,457    373,411        0.0%
    Elecnor SA                                                    4,850     43,824        0.0%
    Enagas SA                                                    41,365  1,262,871        0.1%
    Ence Energia y Celulosa SA                                   43,027    124,500        0.0%
    Endesa SA                                                    25,180    529,784        0.0%
*   Ercros SA                                                    16,413     11,634        0.0%
    Faes Farma SA                                                65,561    206,605        0.0%
    Ferrovial SA                                                 15,378    331,782        0.0%
    Fluidra SA                                                    4,609     20,314        0.0%
*   Fomento de Construcciones y Contratas SA                     31,658    275,583        0.0%
    Gamesa Corp. Tecnologica SA                                  75,988  1,500,607        0.1%
    Gas Natural SDG SA                                           56,776  1,183,950        0.1%
    Grifols SA                                                   23,100    503,654        0.0%
    Grupo Catalana Occidente SA                                  11,982    380,115        0.0%
*   Grupo Ezentis SA                                             18,044      8,700        0.0%
    Iberdrola SA                                                288,340  2,052,617        0.1%
*   Indra Sistemas SA                                             5,052     59,328        0.0%
    Industria de Diseno Textil SA                                27,302    878,730        0.0%
*   Inmobiliaria Colonial SA                                    520,478    399,845        0.0%
*   Liberbank SA                                                203,679    245,368        0.0%
    Mapfre SA                                                   405,028  1,030,341        0.1%
    Mediaset Espana Comunicacion SA                              65,145    848,243        0.0%
    Melia Hotels International SA                                15,906    200,702        0.0%
    Miquel y Costas & Miquel SA                                   3,443    139,499        0.0%
*   NH Hotel Group SA                                            47,786    230,648        0.0%
    Obrascon Huarte Lain SA                                      47,224    335,618        0.0%
    Papeles y Cartones de Europa SA                              22,430    139,137        0.0%
*   Pescanova SA                                                  2,936         --        0.0%
*   Pharma Mar SA                                                39,763    125,720        0.0%
*   Promotora de Informaciones SA Class A                        13,947     98,911        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA                               46,799 $   271,097        0.0%
*   Realia Business SA                                         30,466      38,583        0.0%
    Red Electrica Corp. SA                                     11,186   1,000,411        0.1%
    Repsol SA                                                  51,910     683,995        0.0%
    Repsol SA Sponsored ADR                                    47,261     625,736        0.0%
    Sacyr SA                                                   86,661     185,095        0.0%
    Tecnicas Reunidas SA                                        6,519     219,747        0.0%
*   Tecnocom Telecomunicaciones y Energia SA                    8,716      15,121        0.0%
    Telefonica SA                                             180,467   1,974,159        0.1%
    Telefonica SA Sponsored ADR                                45,611     497,616        0.0%
    Tubacex SA                                                 36,604      95,566        0.0%
    Tubos Reunidos SA                                          30,261      24,617        0.0%
    Vidrala SA                                                  5,432     323,653        0.0%
    Viscofan SA                                                11,592     651,216        0.0%
*   Vocento SA                                                  6,696      10,632        0.0%
    Zardoya Otis SA                                            28,397     301,743        0.0%
                                                                      -----------        ---
TOTAL SPAIN                                                            43,700,732        1.9%
                                                                      -----------        ---
SWEDEN -- (2.4%)
    AAK AB                                                      8,110     613,366        0.0%
    Acando AB                                                  19,699      42,194        0.0%
*   AddLife AB(BYZ0FM9)                                         1,034      13,063        0.0%
    AddLife AB(BYSZWX1)                                           258       3,261        0.0%
    AddTech AB Class B                                          4,134      51,971        0.0%
    AF AB Class B                                              14,876     255,156        0.0%
    Alfa Laval AB                                              22,725     358,558        0.0%
*   Arcam AB                                                    3,205      69,956        0.0%
    Assa Abloy AB Class B                                      69,273   1,455,581        0.1%
    Atlas Copco AB Class A                                     17,565     455,061        0.0%
    Atlas Copco AB Class B                                      9,205     221,159        0.0%
    Atrium Ljungberg AB Class B                                 7,202     114,174        0.0%
    Avanza Bank Holding AB                                      5,322     209,276        0.0%
    Axfood AB                                                  14,412     267,217        0.0%
    B&B Tools AB Class B                                       10,464     210,570        0.0%
    Beijer Alma AB                                              5,851     138,147        0.0%
    Beijer Electronics AB                                       1,176       7,123        0.0%
    Beijer Ref AB Class B                                       2,908      65,949        0.0%
    Betsson AB                                                 35,928     486,312        0.0%
    Bilia AB Class A                                           17,626     422,147        0.0%
    BillerudKorsnas AB                                         57,211     889,706        0.1%
    BioGaia AB Class B                                          3,197      80,947        0.0%
    Bjorn Borg AB                                               4,436      18,861        0.0%
    Boliden AB                                                 76,472   1,337,521        0.1%
    Bulten AB                                                   5,056      48,306        0.0%
    Byggmax Group AB                                           22,164     179,584        0.0%
    Castellum AB                                               29,744     476,455        0.0%
    Clas Ohlson AB Class B                                     12,567     253,738        0.0%
    Cloetta AB Class B                                         87,223     293,573        0.0%
    Com Hem Holding AB                                         21,946     194,791        0.0%
    Concentric AB                                              13,233     149,994        0.0%
    Corem Property Group AB Class B                             1,440       5,080        0.0%
    Dios Fastigheter AB                                        14,808     108,367        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWEDEN -- (Continued)
*   Doro AB                                                     6,914 $   62,884        0.0%
    Duni AB                                                    10,582    154,095        0.0%
    Electrolux AB Series B                                     43,531  1,264,998        0.1%
    Elekta AB Class B                                          35,637    260,622        0.0%
    Enea AB                                                     6,373     71,168        0.0%
*   Eniro AB                                                  107,205      9,546        0.0%
    Fabege AB                                                  23,823    397,829        0.0%
*   Fastighets AB Balder                                       11,128    283,843        0.0%
*   Fingerprint Cards AB Class B                                5,377    322,453        0.0%
    Getinge AB Class B                                         31,024    657,046        0.0%
    Gunnebo AB                                                 15,413     84,982        0.0%
    Haldex AB                                                  20,108    170,454        0.0%
    Hemfosa Fastigheter AB                                     27,701    288,976        0.0%
    Hennes & Mauritz AB Class B                                28,325  1,008,663        0.1%
    Hexagon AB Class B                                         30,337  1,211,804        0.1%
    Hexpol AB                                                  59,221    612,902        0.0%
    HIQ International AB                                       13,808     86,505        0.0%
    Holmen AB Class B                                          17,501    603,478        0.0%
    Hufvudstaden AB Class A                                    21,576    334,827        0.0%
    Husqvarna AB Class A                                       20,121    160,390        0.0%
    Husqvarna AB Class B                                      126,706  1,011,272        0.1%
    ICA Gruppen AB                                             12,191    400,827        0.0%
    Indutrade AB                                                7,662    429,911        0.0%
*   Infant Bacterial Therapeutics AB                              320      2,448        0.0%
    Intrum Justitia AB                                         17,478    628,271        0.0%
    Inwido AB                                                   1,773     22,337        0.0%
    JM AB                                                      30,338    877,606        0.1%
    KappAhl AB                                                 28,675    119,142        0.0%
    Klovern AB Class B                                        115,813    136,105        0.0%
    KNOW IT AB                                                  7,176     51,654        0.0%
    Kungsleden AB                                              34,272    235,915        0.0%
    Lagercrantz Group AB Class B                                9,072     83,866        0.0%
    Lindab International AB                                    23,544    187,586        0.0%
    Loomis AB Class B                                          20,874    579,821        0.0%
*   Lundin Petroleum AB                                        20,983    393,677        0.0%
    Meda AB Class A                                            52,908    977,741        0.1%
*   Medivir AB Class B                                         11,136     77,100        0.0%
    Mekonomen AB                                                8,628    219,484        0.0%
    Millicom International Cellular SA                          9,102    527,001        0.0%
    Modern Times Group MTG AB Class B                          15,331    460,289        0.0%
    MQ Holding AB                                              17,227     85,788        0.0%
    Mycronic AB                                                28,090    219,675        0.0%
    NCC AB Class A                                              2,685     91,618        0.0%
    NCC AB Class B                                             25,519    873,000        0.1%
    Nederman Holding AB                                            53      1,284        0.0%
*   Net Insight AB Class B                                     64,475     50,636        0.0%
    NetEnt AB                                                   5,323    335,210        0.0%
    New Wave Group AB Class B                                  15,359     70,824        0.0%
    Nibe Industrier AB Class B                                 22,304    775,539        0.1%
    Nobia AB                                                   42,949    490,471        0.0%
    Nolato AB Class B                                          14,618    395,129        0.0%
    Nordea Bank AB                                            147,534  1,434,051        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWEDEN -- (Continued)
    Nordnet AB Class B                                         34,956 $   120,354        0.0%
    Peab AB                                                    57,414     479,800        0.0%
    Pricer AB Class B                                          33,823      36,872        0.0%
*   Qliro Group AB                                             39,381      42,010        0.0%
    Ratos AB Class B                                           97,977     573,676        0.0%
*   RaySearch Laboratories AB                                   4,505      65,128        0.0%
    Rezidor Hotel Group AB                                     34,331     145,598        0.0%
    Saab AB Class B                                            17,966     615,376        0.0%
    Sagax AB Class B                                            4,530      39,248        0.0%
    Sandvik AB                                                 83,367     856,519        0.1%
*   SAS AB                                                     56,251     161,183        0.0%
    Sectra AB Class B                                             495       6,814        0.0%
    Securitas AB Class B                                       69,799   1,103,679        0.1%
    Semcon AB                                                   3,284      15,893        0.0%
*   Sensys Gatso Group AB                                     102,807      32,595        0.0%
    Skandinaviska Enskilda Banken AB Class A                  128,747   1,230,904        0.1%
    Skandinaviska Enskilda Banken AB Class C                      886       8,853        0.0%
    Skanska AB Class B                                         70,080   1,544,624        0.1%
    SKF AB Class A                                              1,436      26,361        0.0%
    SKF AB Class B                                             32,301     595,232        0.0%
    SkiStar AB                                                  4,567      63,343        0.0%
*   SSAB AB Class A(B17H0S8)                                   71,803     302,529        0.0%
*   SSAB AB Class A(BPRBWK4)                                   13,020      55,359        0.0%
*   SSAB AB Class B(B17H3F6)                                   61,127     212,175        0.0%
*   SSAB AB Class B(BPRBWM6)                                   33,238     115,833        0.0%
    Svenska Cellulosa AB SCA Class A                            3,976     125,834        0.0%
    Svenska Cellulosa AB SCA Class B                           79,422   2,505,893        0.1%
    Svenska Handelsbanken AB Class A                           67,220     896,725        0.1%
    Svenska Handelsbanken AB Class B                            2,424      33,684        0.0%
    Sweco AB Class B                                            8,076     125,127        0.0%
    Swedbank AB Class A                                        38,009     820,569        0.1%
    Swedish Match AB                                           23,762     754,724        0.0%
    Systemair AB                                                  682       8,699        0.0%
    Tele2 AB Class B                                          125,481   1,198,936        0.1%
    Telefonaktiebolaget LM Ericsson Class A                     9,033      74,531        0.0%
    Telefonaktiebolaget LM Ericsson Class B                   123,302     999,043        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              90,500     732,145        0.0%
    Telia Co AB                                               443,401   2,120,594        0.1%
    Transcom Worldwide AB                                       1,831      14,285        0.0%
    Trelleborg AB Class B                                      56,922   1,039,508        0.1%
    Unibet Group P.L.C.                                        63,608     718,402        0.0%
    Victoria Park AB Class B                                   29,250      69,289        0.0%
    Vitrolife AB                                                3,397     166,600        0.0%
    Volvo AB Class A                                           36,187     425,031        0.0%
    Volvo AB Class B                                          179,880   2,109,410        0.1%
*   Volvo AB Sponsored ADR                                      1,200      14,047        0.0%
    Wallenstam AB Class B                                      20,200     169,912        0.0%
    Wihlborgs Fastigheter AB                                   15,339     311,659        0.0%
                                                                      -----------        ---
TOTAL SWEDEN                                                           53,674,512        2.4%
                                                                      -----------        ---
SWITZERLAND -- (5.4%)
    ABB, Ltd.                                                 219,337   4,643,422        0.2%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWITZERLAND -- (Continued)
    ABB, Ltd. Sponsored ADR                                    55,400 $1,169,494        0.1%
    Actelion, Ltd.                                             10,350  1,677,529        0.1%
    Adecco SA                                                  24,042  1,551,994        0.1%
*   AFG Arbonia-Forster Holding AG                              9,132    127,192        0.0%
    Allreal Holding AG                                          5,854    816,072        0.1%
    Alpiq Holding AG                                            1,687    112,762        0.0%
    ams AG                                                     16,159    428,162        0.0%
    APG SGA SA                                                    363    152,355        0.0%
    Aryzta AG                                                  23,642    919,583        0.1%
    Ascom Holding AG                                           19,142    313,680        0.0%
    Autoneum Holding AG                                         1,294    309,048        0.0%
    Bachem Holding AG Class B                                     471     31,452        0.0%
    Baloise Holding AG                                         20,652  2,559,948        0.1%
    Bank Coop AG                                                1,545     66,026        0.0%
    Banque Cantonale de Geneve                                    133     40,643        0.0%
    Banque Cantonale Vaudoise                                   1,100    759,511        0.1%
    Barry Callebaut AG                                            728    856,440        0.1%
    Basler Kantonalbank                                           198     14,259        0.0%
    Belimo Holding AG                                             112    320,282        0.0%
    Bell AG                                                       470    186,079        0.0%
    Bellevue Group AG                                           2,921     43,076        0.0%
    Berner Kantonalbank AG                                      1,140    233,703        0.0%
    BKW AG                                                      3,217    139,966        0.0%
    Bobst Group SA                                              2,987    163,193        0.0%
    Bossard Holding AG Class A                                  2,397    260,639        0.0%
    Bucher Industries AG                                        3,092    742,717        0.1%
    Burckhardt Compression Holding AG                             988    352,164        0.0%
    Burkhalter Holding AG                                         988    123,022        0.0%
    Calida Holding AG                                           2,049     70,504        0.0%
    Carlo Gavazzi Holding AG                                       41      9,625        0.0%
    Cembra Money Bank AG                                        8,060    553,019        0.0%
*   Charles Voegele Holding AG                                  3,510     22,499        0.0%
    Chocoladefabriken Lindt & Spruengli AG                          5    366,037        0.0%
    Cie Financiere Richemont SA                                64,953  4,331,080        0.2%
    Cie Financiere Tradition SA                                   500     34,263        0.0%
    Clariant AG                                               135,347  2,564,362        0.1%
    Coltene Holding AG                                          1,253     78,424        0.0%
    Conzzeta AG                                                   320    206,756        0.0%
*   Cosmo Pharmaceuticals SA                                    1,166    192,701        0.0%
    Credit Suisse Group AG                                     42,102    640,728        0.0%
    Credit Suisse Group AG Sponsored ADR                       48,657    740,073        0.1%
    Daetwyler Holding AG                                        2,012    299,315        0.0%
    DKSH Holding AG                                             7,686    503,028        0.0%
    dorma+kaba Holding AG Class B                                 937    608,467        0.0%
*   Dufry AG                                                    9,188  1,211,143        0.1%
    Edmond de Rothschild Suisse SA                                  1     16,627        0.0%
    EFG International AG                                       24,441    152,784        0.0%
    Emmi AG                                                       875    524,548        0.0%
    EMS-Chemie Holding AG                                         886    438,452        0.0%
    Energiedienst Holding AG                                    1,334     31,568        0.0%
    Feintool International Holding AG                             262     26,515        0.0%
    Flughafen Zuerich AG                                        1,956  1,796,911        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWITZERLAND -- (Continued)
    Forbo Holding AG                                              529 $   644,562        0.0%
    Galenica AG                                                 1,636   2,395,090        0.1%
    GAM Holding AG                                             54,613     713,517        0.1%
    Gategroup Holding AG                                       10,384     572,663        0.0%
    Geberit AG                                                  3,490   1,342,715        0.1%
    Georg Fischer AG                                            1,506   1,224,413        0.1%
    Givaudan SA                                                   993   1,960,046        0.1%
    Gurit Holding AG                                              219     138,651        0.0%
    Helvetia Holding AG                                         2,360   1,271,072        0.1%
    HOCHDORF Holding AG                                           255      50,930        0.0%
    Huber & Suhner AG                                           1,621      79,523        0.0%
    Implenia AG                                                 4,688     312,992        0.0%
    Inficon Holding AG                                            668     220,707        0.0%
    Interroll Holding AG                                          225     199,854        0.0%
    Intershop Holding AG                                          240     112,623        0.0%
    Julius Baer Group, Ltd.                                    42,750   1,832,084        0.1%
    Kardex AG                                                   2,423     195,563        0.0%
    Komax Holding AG                                            1,805     399,155        0.0%
    Kudelski SA                                                18,111     309,026        0.0%
    Kuehne + Nagel International AG                             2,593     374,209        0.0%
*   Kuoni Reisen Holding AG                                     1,494     574,675        0.0%
*   LafargeHolcim, Ltd.(BZ3DNX4)                               23,757   1,197,342        0.1%
    LafargeHolcim, Ltd.(7110753)                               28,673   1,455,885        0.1%
    LEM Holding SA                                                 68      60,981        0.0%
    Liechtensteinische Landesbank AG                              270      11,179        0.0%
*   LifeWatch AG                                                1,086      14,166        0.0%
    Logitech International SA(B18ZRK2)                         20,701     318,061        0.0%
    Logitech International SA(H50430232)                       18,686     287,391        0.0%
    Lonza Group AG                                             15,598   2,601,563        0.1%
    Luzerner Kantonalbank AG                                    1,196     513,471        0.0%
    Metall Zug AG                                                  62     190,185        0.0%
#*  Meyer Burger Technology AG                                 20,799      95,535        0.0%
    Mobilezone Holding AG                                       4,831      68,295        0.0%
    Mobimo Holding AG                                           2,291     524,945        0.0%
    Nestle SA                                                 261,736  19,535,883        0.9%
    Novartis AG                                                 9,303     707,979        0.0%
    Novartis AG Sponsored ADR                                 117,451   8,922,753        0.4%
    OC Oerlikon Corp. AG                                       63,242     611,809        0.0%
*   Orascom Development Holding AG                                761       6,528        0.0%
*   Orell Fuessli Holding AG                                      152      19,742        0.0%
    Orior AG                                                    1,969     125,788        0.0%
    Panalpina Welttransport Holding AG                          2,264     264,853        0.0%
    Partners Group Holding AG                                   2,215     913,551        0.1%
    Phoenix Mecano AG                                             139      68,292        0.0%
*   Plazza AG                                                     244      52,657        0.0%
    PSP Swiss Property AG                                       7,397     713,398        0.0%
    Rieter Holding AG                                           1,488     308,450        0.0%
    Roche Holding AG(7108918)                                     781     200,220        0.0%
    Roche Holding AG(7110388)                                  19,398   4,907,872        0.2%
    Romande Energie Holding SA                                     49      54,358        0.0%
    Schaffner Holding AG                                          215      47,083        0.0%
    Schindler Holding AG                                        1,376     253,152        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES    VALUE++     ASSETS**
                                                              ------- ------------ ----------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG                                   157,591 $    115,144        0.0%
    Schweiter Technologies AG                                     401      379,291        0.0%
    SFS Group AG                                                1,084       78,066        0.0%
    SGS SA                                                        275      606,342        0.0%
    Siegfried Holding AG                                        1,609      301,814        0.0%
    Sika AG                                                       560    2,386,689        0.1%
    Sonova Holding AG                                           9,168    1,227,390        0.1%
    St Galler Kantonalbank AG Class A                             859      355,838        0.0%
    Straumann Holding AG                                        1,547      537,096        0.0%
    Sulzer AG                                                   6,667      608,599        0.0%
#   Swatch Group AG (The)(7184725)                              4,369    1,490,622        0.1%
    Swatch Group AG (The)(7184736)                              7,497      501,595        0.0%
    Swiss Life Holding AG                                       8,314    2,102,749        0.1%
    Swiss Re AG                                                27,430    2,437,938        0.1%
    Swisscom AG                                                 2,083    1,058,535        0.1%
    Swissquote Group Holding SA                                 3,140       77,954        0.0%
    Syngenta AG                                                10,331    4,144,435        0.2%
    Syngenta AG ADR                                            13,102    1,055,628        0.1%
    Tamedia AG                                                    430       69,327        0.0%
    Tecan Group AG                                              2,183      303,437        0.0%
    Temenos Group AG                                           14,082      730,772        0.1%
    U-Blox AG                                                   1,839      365,707        0.0%
    UBS Group AG(BRJL176)                                       2,937       50,914        0.0%
*   UBS Group AG(H42097107)                                   159,324    2,751,526        0.1%
    Valiant Holding AG                                          6,361      705,846        0.0%
    Valora Holding AG                                           1,479      361,237        0.0%
    Vaudoise Assurances Holding SA                                419      218,711        0.0%
    Vetropack Holding AG                                           57       89,134        0.0%
*   Von Roll Holding AG                                        14,867       10,676        0.0%
    Vontobel Holding AG                                        11,479      497,773        0.0%
    VP Bank AG                                                    253       24,696        0.0%
    VZ Holding AG                                                 403      125,393        0.0%
    Walter Meier AG                                               480       16,287        0.0%
    Ypsomed Holding AG                                            537       80,090        0.0%
*   Zehnder Group AG                                            2,943      124,512        0.0%
    Zug Estates Holding AG Class B                                 39       64,634        0.0%
    Zuger Kantonalbank AG                                          25      128,721        0.0%
    Zurich Insurance Group AG                                   7,649    1,716,315        0.1%
                                                                      ------------        ---
TOTAL SWITZERLAND                                                      122,412,712        5.5%
                                                                      ------------        ---
TAIWAN -- (3.4%)
    A-DATA Technology Co., Ltd.                                62,503       57,720        0.0%
    Ability Enterprise Co., Ltd.                              113,695       65,541        0.0%
    AcBel Polytech, Inc.                                      108,540       79,684        0.0%
    Accton Technology Corp.                                   173,929      162,826        0.0%
*   Acer, Inc.                                                805,521      285,763        0.0%
    ACES Electronic Co., Ltd.                                  43,000       40,905        0.0%
    Achem Technology Corp.                                     82,579       31,565        0.0%
*   Acme Electronics Corp.                                     19,000        7,259        0.0%
    Acter Co., Ltd.                                            10,000       26,115        0.0%
*   Action Electronics Co., Ltd.                               61,921        6,425        0.0%
    Actron Technology Corp.                                    15,000       59,540        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Adlink Technology, Inc.                                      20,933 $   43,097        0.0%
    Advanced Ceramic X Corp.                                      8,000     41,949        0.0%
*   Advanced Connectek, Inc.                                     40,000      7,731        0.0%
    Advanced Semiconductor Engineering, Inc.                    509,644    490,398        0.1%
    Advanced Semiconductor Engineering, Inc. ADR                 36,804    188,805        0.0%
    Advanced Wireless Semiconductor Co.                          71,000    129,461        0.0%
    Advancetek Enterprise Co., Ltd.                              36,000     22,069        0.0%
    Advantech Co., Ltd.                                          31,443    221,602        0.0%
*   AGV Products Corp.                                          162,969     40,473        0.0%
    Airtac International Group                                   28,500    188,323        0.0%
    ALI Corp.                                                   134,000     80,775        0.0%
    Allis Electric Co., Ltd.                                      8,000      2,296        0.0%
    Alltek Technology Corp.                                      23,000     21,456        0.0%
    Alpha Networks, Inc.                                        115,200     57,562        0.0%
    Altek Corp.                                                 117,648     88,040        0.0%
    Ambassador Hotel (The)                                       55,000     43,769        0.0%
    AMPOC Far-East Co., Ltd.                                     24,000     18,792        0.0%
    AmTRAN Technology Co., Ltd.                                 269,823    166,731        0.0%
    Anpec Electronics Corp.                                      26,402     19,995        0.0%
    Apacer Technology, Inc.                                      60,450     40,054        0.0%
    APCB, Inc.                                                   39,000     20,351        0.0%
    Apex Biotechnology Corp.                                     31,226     41,451        0.0%
    Apex International Co., Ltd.                                 22,000     24,316        0.0%
    Apex Medical Corp.                                            7,000      8,816        0.0%
    Apex Science & Engineering                                   75,920     21,406        0.0%
    Arcadyan Technology Corp.                                    28,674     37,433        0.0%
    Ardentec Corp.                                              200,119    124,472        0.0%
*   Arima Communications Corp.                                   58,708     11,454        0.0%
    Asia Cement Corp.                                           257,029    228,673        0.0%
*   Asia Optical Co., Inc.                                       98,000     72,687        0.0%
    Asia Plastic Recycling Holding, Ltd.                         50,690     29,523        0.0%
    Asia Vital Components Co., Ltd.                             128,053    100,437        0.0%
    ASPEED Technology, Inc.                                       4,000     36,540        0.0%
    ASROCK, Inc.                                                  6,000      8,227        0.0%
    Asustek Computer, Inc.                                       36,502    319,990        0.0%
    Aten International Co., Ltd.                                 35,000     86,962        0.0%
    AU Optronics Corp.                                        3,746,980  1,072,207        0.1%
    AU Optronics Corp. Sponsored ADR                             19,522     54,662        0.0%
    Audix Corp.                                                  47,200     48,948        0.0%
    Aurora Corp.                                                 33,000     57,072        0.0%
    AV Tech Corp.                                                12,000      9,281        0.0%
    Bank of Kaohsiung Co., Ltd.                                 152,053     40,607        0.0%
    BenQ Materials Corp.                                         69,000     37,060        0.0%
    BES Engineering Corp.                                       415,000     77,306        0.0%
    Bioteque Corp.                                                6,000     29,456        0.0%
    Bizlink Holding, Inc.                                        32,720    185,711        0.0%
    Boardtek Electronics Corp.                                   47,000     67,289        0.0%
    C Sun Manufacturing, Ltd.                                    26,000     11,377        0.0%
    Capital Securities Corp.                                    674,000    177,485        0.0%
    Career Technology MFG. Co., Ltd.                            147,000     83,487        0.0%
    Casetek Holdings, Ltd.                                        5,000     22,454        0.0%
    Catcher Technology Co., Ltd.                                114,360    800,387        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Cathay Financial Holding Co., Ltd.                          689,692 $772,308        0.1%
    Cathay Real Estate Development Co., Ltd.                    309,000  136,774        0.0%
    Central Reinsurance Co., Ltd.                                28,560   12,746        0.0%
    Chailease Holding Co., Ltd.                                 310,000  518,781        0.1%
*   Champion Building Materials Co., Ltd.                        74,526   15,995        0.0%
    Chang Hwa Commercial Bank, Ltd.                             477,097  248,721        0.0%
    Chang Wah Electromaterials, Inc.                             17,682   46,926        0.0%
    Channel Well Technology Co., Ltd.                            85,000   70,045        0.0%
    Charoen Pokphand Enterprise                                  73,920   63,845        0.0%
    Chaun-Choung Technology Corp.                                25,000   85,237        0.0%
    CHC Healthcare Group                                         10,000   15,471        0.0%
    CHC Resources Corp.                                          22,000   41,087        0.0%
    Chen Full International Co., Ltd.                            17,000   31,292        0.0%
    Chenbro Micom Co., Ltd.                                      14,000   22,684        0.0%
    Cheng Loong Corp.                                           309,360  110,672        0.0%
    Cheng Shin Rubber Industry Co., Ltd.                        137,341  284,977        0.0%
    Cheng Uei Precision Industry Co., Ltd.                      183,051  234,892        0.0%
    Chia Chang Co., Ltd.                                         24,000   17,258        0.0%
    Chicony Electronics Co., Ltd.                                68,699  164,572        0.0%
    Chicony Power Technology Co., Ltd.                           25,000   27,880        0.0%
    Chien Kuo Construction Co., Ltd.                             75,250   20,908        0.0%
    Chilisin Electronics Corp.                                   45,560   75,017        0.0%
    Chimei Materials Technology Corp.                           117,100   63,531        0.0%
    Chin-Poon Industrial Co., Ltd.                              143,126  289,250        0.0%
*   China Airlines, Ltd.                                      1,005,019  328,048        0.0%
    China Bills Finance Corp.                                   134,000   51,088        0.0%
    China Chemical & Pharmaceutical Co., Ltd.                    99,000   57,298        0.0%
    China Development Financial Holding Corp.                 1,154,412  293,658        0.0%
    China Ecotek Corp.                                           11,000   18,391        0.0%
*   China Electric Manufacturing Corp.                           73,000   18,107        0.0%
    China General Plastics Corp.                                129,396   62,573        0.0%
    China Glaze Co., Ltd.                                        29,599    9,611        0.0%
    China Life Insurance Co., Ltd.                              756,239  568,357        0.1%
    China Metal Products                                        104,290  123,135        0.0%
*   China Petrochemical Development Corp.                       792,031  199,817        0.0%
    China Steel Chemical Corp.                                   27,000   90,134        0.0%
    China Steel Corp.                                           999,881  700,989        0.1%
    China Steel Structure Co., Ltd.                              24,000   16,953        0.0%
    China Synthetic Rubber Corp.                                185,544  136,589        0.0%
    China Wire & Cable Co., Ltd.                                 48,800   18,878        0.0%
    Chinese Maritime Transport, Ltd.                             41,000   30,508        0.0%
    Chipbond Technology Corp.                                   217,000  287,930        0.0%
    ChipMOS TECHNOLOGIES, Inc.                                   46,000   44,444        0.0%
    Chong Hong Construction Co., Ltd.                            67,941  108,688        0.0%
    Chroma ATE, Inc.                                             65,560  145,220        0.0%
    Chun Yuan Steel                                             160,570   53,722        0.0%
*   Chung Hung Steel Corp.                                      221,212   41,072        0.0%
    Chung Hwa Pulp Corp.                                        145,629   44,922        0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.         194,000  111,163        0.0%
*   Chunghwa Picture Tubes, Ltd.                                951,656   15,561        0.0%
    Chunghwa Telecom Co., Ltd.                                   74,727  252,296        0.0%
    Chunghwa Telecom Co., Ltd. ADR                                3,011  102,675        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Cleanaway Co., Ltd.                                           9,000 $ 48,700        0.0%
    Clevo Co.                                                   158,401  138,483        0.0%
*   CMC Magnetics Corp.                                         893,101   90,663        0.0%
*   CoAsia Microelectronics Corp.                                57,000   35,574        0.0%
    Coland Holdings, Ltd.                                        11,000   14,892        0.0%
    Compal Electronics, Inc.                                  1,134,747  666,083        0.1%
    Compeq Manufacturing Co., Ltd.                              396,000  219,109        0.0%
*   Continental Holdings Corp.                                  130,200   44,754        0.0%
    Coretronic Corp.                                            248,750  225,756        0.0%
    Coxon Precise Industrial Co., Ltd.                           40,000   56,029        0.0%
    Crystalwise Technology, Inc.                                 48,000   12,868        0.0%
    CSBC Corp. Taiwan                                           132,740   63,475        0.0%
    CTBC Financial Holding Co., Ltd.                          1,044,792  529,475        0.1%
    CTCI Corp.                                                  134,444  174,897        0.0%
    Cub Elecparts, Inc.                                           5,276   63,756        0.0%
    CviLux Corp.                                                 15,000   12,147        0.0%
    Cyberlink Corp.                                              17,535   37,893        0.0%
    CyberTAN Technology, Inc.                                   152,424   78,327        0.0%
*   D-Link Corp.                                                313,976   98,008        0.0%
    DA CIN Construction Co., Ltd.                                36,000   17,338        0.0%
    Da-Li Development Co., Ltd.                                  33,596   22,718        0.0%
*   Danen Technology Corp.                                      236,000   56,656        0.0%
    Darfon Electronics Corp.                                     73,000   44,427        0.0%
    Darwin Precisions Corp.                                     146,000   54,644        0.0%
    De Licacy Industrial Co., Ltd.                               42,623   42,956        0.0%
*   Delpha Construction Co., Ltd.                                53,321   27,320        0.0%
    Delta Electronics, Inc.                                      47,699  220,948        0.0%
    Depo Auto Parts Ind Co., Ltd.                                45,000  139,008        0.0%
    DFI, Inc.                                                    18,000   33,675        0.0%
    Dynacolor, Inc.                                              17,000   26,378        0.0%
*   Dynamic Electronics Co., Ltd.                                68,183   17,760        0.0%
    Dynapack International Technology Corp.                      57,000   85,494        0.0%
*   E Ink Holdings, Inc.                                        284,000  131,550        0.0%
    E-Lead Electronic Co., Ltd.                                  42,000   43,821        0.0%
    E-Life Mall Corp.                                            18,000   32,398        0.0%
*   E-Ton Solar Tech Co., Ltd.                                  148,022   45,842        0.0%
    E.Sun Financial Holding Co., Ltd.                         1,231,932  681,865        0.1%
*   Eastern Media International Corp.                           136,330   24,015        0.0%
    Eclat Textile Co., Ltd.                                      35,435  403,325        0.0%
    Edimax Technology Co., Ltd.                                  52,313   16,168        0.0%
    Edison Opto Corp.                                            40,000   17,860        0.0%
    Edom Technology Co., Ltd.                                    49,239   24,816        0.0%
    eGalax_eMPIA Technology, Inc.                                22,062   38,006        0.0%
    Elan Microelectronics Corp.                                 118,000  121,887        0.0%
    Elite Advanced Laser Corp.                                   34,800  166,516        0.0%
    Elite Material Co., Ltd.                                     84,162  149,698        0.0%
    Elite Semiconductor Memory Technology, Inc.                 114,000   92,473        0.0%
    Elitegroup Computer Systems Co., Ltd.                       127,087   77,758        0.0%
    eMemory Technology, Inc.                                     13,000  142,072        0.0%
*   Emerging Display Technologies Corp.                         111,000   42,235        0.0%
    ENG Electric Co., Ltd.                                       53,000   28,000        0.0%
    EnTie Commercial Bank Co., Ltd.                             165,000   70,947        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
*   Episil Holdings, Inc.                                        65,500 $ 23,906        0.0%
    Epistar Corp.                                               397,743  254,720        0.0%
    Eson Precision Ind. Co., Ltd.                                15,000   14,967        0.0%
    Eternal Materials Co., Ltd.                                 187,604  187,441        0.0%
    Etron Technology, Inc.                                      155,000   58,570        0.0%
*   Eva Airways Corp.                                           570,699  282,486        0.0%
    Everest Textile Co., Ltd.                                    69,000   32,833        0.0%
    Evergreen International Storage & Transport Corp.           209,000   84,414        0.0%
    Evergreen Marine Corp. Taiwan, Ltd.                         445,812  164,114        0.0%
    Everlight Chemical Industrial Corp.                         109,672   68,304        0.0%
    Everlight Electronics Co., Ltd.                             154,225  215,635        0.0%
    Excelsior Medical Co., Ltd.                                  32,172   49,283        0.0%
    Far Eastern Department Stores, Ltd.                         390,249  208,823        0.0%
    Far Eastern International Bank                              902,784  261,965        0.0%
    Far Eastern New Century Corp.                               396,625  296,193        0.0%
    Far EasTone Telecommunications Co., Ltd.                    116,000  261,570        0.0%
    Faraday Technology Corp.                                     41,637   55,669        0.0%
    Farglory Land Development Co., Ltd.                         164,575  196,836        0.0%
    Federal Corp.                                               170,164   75,590        0.0%
    Feedback Technology Corp.                                     9,000   14,296        0.0%
    Feng Hsin Steel Co., Ltd.                                   122,000  171,945        0.0%
    Feng TAY Enterprise Co., Ltd.                                40,137  172,464        0.0%
    First Copper Technology Co., Ltd.                            49,000   10,733        0.0%
    First Financial Holding Co., Ltd.                         1,086,040  531,127        0.1%
    First Hotel                                                  55,789   31,800        0.0%
    First Insurance Co, Ltd. (The)                               35,000   12,461        0.0%
    First Steamship Co., Ltd.                                   145,509   38,426        0.0%
    FLEXium Interconnect, Inc.                                  112,095  257,032        0.0%
    Flytech Technology Co., Ltd.                                 18,312   61,467        0.0%
    Formosa Advanced Technologies Co., Ltd.                      66,000   45,730        0.0%
    Formosa Chemicals & Fibre Corp.                              87,821  223,784        0.0%
    Formosa International Hotels Corp.                            9,246   55,998        0.0%
    Formosa Laboratories, Inc.                                   18,000   43,383        0.0%
    Formosa Petrochemical Corp.                                  37,000  104,946        0.0%
    Formosan Rubber Group, Inc.                                 202,000  104,101        0.0%
    Formosan Union Chemical                                     113,167   55,037        0.0%
    Founding Construction & Development Co., Ltd.                43,056   23,203        0.0%
    Foxconn Technology Co., Ltd.                                176,373  362,823        0.0%
    Foxlink Image Technology Co., Ltd.                           30,000   14,338        0.0%
    FSP Technology, Inc.                                         54,000   40,174        0.0%
    Fubon Financial Holding Co., Ltd.                           521,019  631,120        0.1%
    Fulgent Sun International Holding Co., Ltd.                  17,000   32,546        0.0%
    Fulltech Fiber Glass Corp.                                  120,965   38,663        0.0%
    Fwusow Industry Co., Ltd.                                    69,625   32,571        0.0%
*   G Tech Optoelectronics Corp.                                 67,000   19,347        0.0%
    Gallant Precision Machining Co., Ltd.                        44,000   19,217        0.0%
    Gemtek Technology Corp.                                     125,348   64,473        0.0%
*   Genesis Photonics, Inc.                                      79,059   13,738        0.0%
*   Genius Electronic Optical Co., Ltd.                          17,000   23,704        0.0%
    GeoVision, Inc.                                              16,324   34,501        0.0%
    Getac Technology Corp.                                      159,000  107,156        0.0%
    Giant Manufacturing Co., Ltd.                                18,760  112,484        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
*   Giantplus Technology Co., Ltd.                               57,000 $   31,740        0.0%
    Giga Solution Tech Co., Ltd.                                 41,000     24,054        0.0%
    Gigabyte Technology Co., Ltd.                               184,000    196,423        0.0%
    Gigasolar Materials Corp.                                     3,600     59,763        0.0%
*   Gigastorage Corp.                                           155,450    115,552        0.0%
    Ginko International Co., Ltd.                                 7,000     75,727        0.0%
*   Gintech Energy Corp.                                        126,472     85,874        0.0%
*   Global Brands Manufacture, Ltd.                             122,000     27,576        0.0%
    Global Lighting Technologies, Inc.                           29,000     51,928        0.0%
    Global Mixed Mode Technology, Inc.                           17,000     35,103        0.0%
    Global Unichip Corp.                                         19,000     44,344        0.0%
    Globalwafers Co., Ltd.                                       29,000     66,418        0.0%
    Globe Union Industrial Corp.                                129,075     60,661        0.0%
    Gloria Material Technology Corp.                            187,150    102,166        0.0%
*   Gold Circuit Electronics, Ltd.                              171,000     42,764        0.0%
    Goldsun Building Materials Co., Ltd.                        523,624    134,911        0.0%
    Gourmet Master Co., Ltd.                                     11,000     88,440        0.0%
    Grand Pacific Petrochemical                                 366,000    189,776        0.0%
    Grand Plastic Technology Corp.                                8,000     57,771        0.0%
    Grape King Bio, Ltd.                                         14,000     84,150        0.0%
    Great China Metal Industry                                   26,000     21,535        0.0%
    Great Taipei Gas Co., Ltd.                                   41,000     29,547        0.0%
    Great Wall Enterprise Co., Ltd.                             297,427    201,496        0.0%
    Greatek Electronics, Inc.                                   116,000    131,899        0.0%
*   Green Energy Technology, Inc.                               111,581     62,316        0.0%
    Green Seal Holding, Ltd.                                      7,000     30,472        0.0%
*   GTM Holdings Corp.                                           27,000     10,367        0.0%
    Hannstar Board Corp.                                        166,096     47,655        0.0%
*   HannStar Display Corp.                                    1,058,135    122,690        0.0%
*   HannsTouch Solution, Inc.                                   181,465     39,555        0.0%
    Harvatek Corp.                                               58,239     17,644        0.0%
    Hey Song Corp.                                               83,500     90,106        0.0%
    Highwealth Construction Corp.                               241,478    361,973        0.0%
    Hiroca Holdings, Ltd.                                        12,795     50,227        0.0%
    Hitron Technology, Inc.                                      97,000     53,961        0.0%
    Hiwin Technologies Corp.                                     20,350     89,247        0.0%
*   Ho Tung Chemical Corp.                                      263,955     58,623        0.0%
    Hocheng Corp.                                                66,000     16,176        0.0%
    Holiday Entertainment Co., Ltd.                              12,000     19,274        0.0%
    Holtek Semiconductor, Inc.                                   63,000    100,884        0.0%
    Holy Stone Enterprise Co., Ltd.                              69,878     71,612        0.0%
    Hon Hai Precision Industry Co., Ltd.                      1,064,066  2,534,673        0.1%
    Hon Hai Precision Industry Co., Ltd. GDR                     44,536    216,775        0.0%
    Hong YI Fiber Industry Co.                                   28,000     18,186        0.0%
    Horizon Securities Co., Ltd.                                142,000     24,858        0.0%
    Hota Industrial Manufacturing Co., Ltd.                      21,665    103,658        0.0%
    Hotai Motor Co., Ltd.                                        28,000    275,721        0.0%
    Hsin Kuang Steel Co., Ltd.                                   73,000     35,163        0.0%
    Hsin Yung Chien Co., Ltd.                                     8,800     21,513        0.0%
    HTC Corp.                                                   180,522    458,848        0.1%
    Hu Lane Associate, Inc.                                      27,431    126,855        0.0%
*   HUA ENG Wire & Cable Co., Ltd.                               39,000      8,152        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Hua Nan Financial Holdings Co., Ltd.                        848,825 $411,252        0.1%
    Huaku Development Co., Ltd.                                 118,540  209,070        0.0%
    Huang Hsiang Construction Corp.                              49,000   43,444        0.0%
    Hung Poo Real Estate Development Corp.                      116,695   94,101        0.0%
    Hung Sheng Construction, Ltd.                               165,500   81,447        0.0%
    Hwa Fong Rubber Co., Ltd.                                    95,397   32,906        0.0%
    I-Chiun Precision Industry Co., Ltd.                         61,000   16,602        0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                      25,000   29,364        0.0%
    Ibase Technology, Inc.                                       31,993   55,120        0.0%
    Ichia Technologies, Inc.                                    139,000   65,646        0.0%
    Ideal Bike Corp.                                             53,000   21,449        0.0%
    IEI Integration Corp.                                        60,000   65,306        0.0%
    ILI Technology Corp.                                         20,000   31,319        0.0%
    Innolux Corp.                                             1,969,685  607,866        0.1%
*   Inotera Memories, Inc.                                      623,634  564,429        0.1%
    Inpaq Technology Co., Ltd.                                   27,000   17,293        0.0%
    Inventec Corp.                                              576,945  380,419        0.0%
    ITE Technology, Inc.                                         53,193   45,504        0.0%
    ITEQ Corp.                                                   79,835   73,738        0.0%
    Jentech Precision Industrial Co., Ltd.                       23,000   29,573        0.0%
    Jess-Link Products Co., Ltd.                                 60,000   49,579        0.0%
    Jih Sun Financial Holdings Co., Ltd.                        568,855  123,826        0.0%
    Johnson Health Tech Co., Ltd.                                17,959   28,329        0.0%
    K Laser Technology, Inc.                                     36,000   15,268        0.0%
*   Kao Hsing Chang Iron & Steel                                 44,850   12,011        0.0%
    Kaori Heat Treatment Co., Ltd.                               15,147   27,144        0.0%
    Kaulin Manufacturing Co., Ltd.                               16,000    8,402        0.0%
    KD Holding Corp.                                              7,000   38,031        0.0%
    KEE TAI Properties Co., Ltd.                                186,790   88,177        0.0%
    Kenda Rubber Industrial Co., Ltd.                           159,632  277,713        0.0%
    Kenmec Mechanical Engineering Co., Ltd.                      68,000   24,176        0.0%
    Kerry TJ Logistics Co., Ltd.                                 38,000   49,015        0.0%
    Kindom Construction Corp.                                   122,000   60,382        0.0%
    King Slide Works Co., Ltd.                                    9,000  106,498        0.0%
    King Yuan Electronics Co., Ltd.                             479,545  422,068        0.1%
    King's Town Bank Co., Ltd.                                  302,000  210,109        0.0%
    Kinik Co.                                                    35,000   54,853        0.0%
*   Kinko Optical Co., Ltd.                                      62,000   27,226        0.0%
*   Kinpo Electronics                                           428,000  144,184        0.0%
    Kinsus Interconnect Technology Corp.                         96,000  185,423        0.0%
    KMC Kuei Meng International, Inc.                             4,316   16,286        0.0%
    KS Terminals, Inc.                                           47,162   55,690        0.0%
    Kung Long Batteries Industrial Co., Ltd.                     26,000  107,223        0.0%
*   Kung Sing Engineering Corp.                                  91,000   32,136        0.0%
    Kuo Toong International Co., Ltd.                            44,813   36,029        0.0%
    Kuoyang Construction Co., Ltd.                              147,387   53,616        0.0%
    Kwong Fong Industries Corp.                                  69,680   41,437        0.0%
    Kwong Lung Enterprise Co., Ltd.                              19,000   31,312        0.0%
    KYE Systems Corp.                                            72,910   20,335        0.0%
    L&K Engineering Co., Ltd.                                    74,000   73,211        0.0%
    LAN FA Textile                                               88,922   25,356        0.0%
    Lanner Electronics, Inc.                                      6,294    7,417        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Largan Precision Co., Ltd.                                    5,000 $349,020        0.0%
*   LCY Chemical Corp.                                          117,286  139,059        0.0%
    Leader Electronics, Inc.                                     40,000   11,705        0.0%
    Lealea Enterprise Co., Ltd.                                 259,933   73,650        0.0%
    LEE CHI Enterprises Co., Ltd.                                96,000   32,838        0.0%
    Lelon Electronics Corp.                                      29,750   31,531        0.0%
    Leofoo Development Co., Ltd.                                 71,000   19,815        0.0%
*   LES Enphants Co., Ltd.                                       81,000   33,931        0.0%
    Lextar Electronics Corp.                                    245,500  118,215        0.0%
*   Li Peng Enterprise Co., Ltd.                                295,366   72,084        0.0%
    Lian HWA Food Corp.                                           8,467    7,642        0.0%
    Lien Hwa Industrial Corp.                                   225,975  140,643        0.0%
    Lingsen Precision Industries, Ltd.                          142,000   36,889        0.0%
    Lite-On Semiconductor Corp.                                  73,448   45,858        0.0%
    Lite-On Technology Corp.                                    587,234  713,266        0.1%
    Long Bon International Co., Ltd.                            155,000   88,731        0.0%
    Long Chen Paper Co., Ltd.                                   201,314   84,094        0.0%
    Longwell Co.                                                 41,000   40,478        0.0%
    Lotes Co., Ltd.                                              15,000   39,500        0.0%
    Lumax International Corp., Ltd.                              26,705   38,943        0.0%
    Lung Yen Life Service Corp.                                  31,000   52,316        0.0%
    Macauto Industrial Co., Ltd.                                  6,000   32,320        0.0%
    Macroblock, Inc.                                              4,000    7,282        0.0%
*   Macronix International                                    1,137,909  126,554        0.0%
    Mag Layers Scientific-Technics Co., Ltd.                     24,000   29,743        0.0%
    Makalot Industrial Co., Ltd.                                 31,528  167,978        0.0%
    Marketech International Corp.                                45,000   34,736        0.0%
    Masterlink Securities Corp.                                 409,471  111,884        0.0%
    Mayer Steel Pipe Corp.                                       29,700   11,360        0.0%
    MediaTek, Inc.                                               79,048  560,609        0.1%
    Mega Financial Holding Co., Ltd.                            727,365  515,479        0.1%
    Mercuries & Associates Holding, Ltd.                        108,322   62,674        0.0%
    Mercuries Life Insurance Co., Ltd.                          202,258   97,267        0.0%
    Merida Industry Co., Ltd.                                    30,790  126,137        0.0%
    Merry Electronics Co., Ltd.                                  63,734  118,282        0.0%
    Micro-Star International Co., Ltd.                          263,394  419,222        0.1%
*   Microbio Co., Ltd.                                           89,881   68,027        0.0%
*   Microelectronics Technology, Inc.                            87,213   26,041        0.0%
    Microlife Corp.                                              17,000   43,973        0.0%
    MIN AIK Technology Co., Ltd.                                 42,000   65,076        0.0%
    Mirle Automation Corp.                                       48,830   51,658        0.0%
*   Motech Industries, Inc.                                     115,761  108,901        0.0%
    MPI Corp.                                                    21,000   45,329        0.0%
    Nak Sealing Technologies Corp.                               18,000   41,827        0.0%
    Namchow Chemical Industrial Co., Ltd.                        58,000  107,459        0.0%
*   Nan Kang Rubber Tire Co., Ltd.                              118,183   99,737        0.0%
    Nan Liu Enterprise Co., Ltd.                                  7,000   32,037        0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                     50,000   12,180        0.0%
    Nan Ya Plastics Corp.                                       148,187  289,611        0.0%
    Nan Ya Printed Circuit Board Corp.                           91,214   85,635        0.0%
    Nantex Industry Co., Ltd.                                    90,179   76,194        0.0%
    Nanya Technology Corp.                                       43,110   50,148        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    National Petroleum Co., Ltd.                                 67,000 $ 76,293        0.0%
    Neo Solar Power Corp.                                       299,548  159,880        0.0%
    New Era Electronics Co., Ltd.                                16,000   11,675        0.0%
*   Newmax Technology Co., Ltd.                                  12,523    5,442        0.0%
    Nexcom International Co., Ltd.                                5,000    4,049        0.0%
    Nichidenbo Corp.                                             24,696   18,051        0.0%
    Nien Hsing Textile Co., Ltd.                                 96,271   70,666        0.0%
    Novatek Microelectronics Corp.                               95,000  331,026        0.0%
    Nuvoton Technology Corp.                                     19,000   17,596        0.0%
*   Ocean Plastics Co., Ltd.                                     29,000   23,242        0.0%
    OptoTech Corp.                                              184,000   62,093        0.0%
*   Orient Semiconductor Electronics, Ltd.                      103,000   39,363        0.0%
    Oriental Union Chemical Corp.                               212,992  136,273        0.0%
    Pacific Hospital Supply Co., Ltd.                            24,000   70,651        0.0%
    Paiho Shih Holdings Corp.                                    33,000   40,266        0.0%
    Pan Jit International, Inc.                                 158,940   82,505        0.0%
    Pan-International Industrial Corp.                          124,000   45,173        0.0%
    Parade Technologies, Ltd.                                     6,000   55,480        0.0%
    Paragon Technologies Co., Ltd.                               20,423   14,043        0.0%
    PChome Online, Inc.                                          13,166  139,158        0.0%
    Pegatron Corp.                                              408,261  860,068        0.1%
    Phihong Technology Co., Ltd.                                 71,000   22,590        0.0%
    Phison Electronics Corp.                                     39,000  324,529        0.0%
    Phoenix Tours International, Inc.                             7,350    9,168        0.0%
    Pixart Imaging, Inc.                                          7,000   15,178        0.0%
    Polytronics Technology Corp.                                 23,000   42,357        0.0%
    Portwell, Inc.                                               35,000   51,149        0.0%
    Posiflex Technology, Inc.                                     8,321   41,692        0.0%
    Pou Chen Corp.                                              294,528  370,246        0.0%
    Power Mate Technology Co., Ltd.                              17,000   34,458        0.0%
    Power Quotient International Co., Ltd.                       50,000   15,172        0.0%
    Powertech Technology, Inc.                                  208,900  421,602        0.1%
    Poya International Co., Ltd.                                  9,251   97,819        0.0%
    President Chain Store Corp.                                  25,768  182,190        0.0%
    President Securities Corp.                                  293,422  110,689        0.0%
    Primax Electronics, Ltd.                                    127,000  148,887        0.0%
*   Prime Electronics & Satellitics, Inc.                        29,400   10,371        0.0%
    Prince Housing & Development Corp.                          469,000  171,411        0.0%
    Promate Electronic Co., Ltd.                                 59,000   62,195        0.0%
    Promise Technology, Inc.                                     34,874   16,262        0.0%
    Qisda Corp.                                                 715,875  226,576        0.0%
    Qualipoly Chemical Corp.                                     41,474   43,308        0.0%
    Quanta Computer, Inc.                                       285,007  458,111        0.1%
*   Quintain Steel Co., Ltd.                                     62,050   13,445        0.0%
    Radiant Opto-Electronics Corp.                              123,782  177,651        0.0%
    Radium Life Tech Co., Ltd.                                  285,030   88,597        0.0%
    Ralec Electronic Corp.                                        8,000   12,179        0.0%
    Realtek Semiconductor Corp.                                  60,098  167,830        0.0%
    Rechi Precision Co., Ltd.                                   117,185   87,350        0.0%
    Rich Development Co., Ltd.                                  222,814   62,443        0.0%
*   Ritek Corp.                                               1,144,759   99,873        0.0%
    Rotam Global Agrosciences, Ltd.                              21,319   24,735        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Ruentex Development Co., Ltd.                               135,585 $152,482        0.0%
    Ruentex Engineering & Construction Co.                       13,000   16,698        0.0%
    Ruentex Industries, Ltd.                                    101,501  141,343        0.0%
    Run Long Construction Co., Ltd.                              49,204   51,634        0.0%
    Sampo Corp.                                                 174,000   72,709        0.0%
    San Fang Chemical Industry Co., Ltd.                         58,882   69,861        0.0%
*   San Far Property, Ltd.                                       44,745   20,437        0.0%
    San Shing Fastech Corp.                                      26,565   49,032        0.0%
*   Sanyang Motor Co., Ltd.                                     227,900  146,165        0.0%
    SCI Pharmtech, Inc.                                           9,450   24,906        0.0%
    Scientech Corp.                                               8,000   18,092        0.0%
    SDI Corp.                                                    35,000   34,437        0.0%
    Senao International Co., Ltd.                                39,000   52,024        0.0%
    Senao Networks, Inc.                                          9,000   47,638        0.0%
    Sercomm Corp.                                                78,000  184,927        0.0%
    Sesoda Corp.                                                 42,831   37,753        0.0%
    Sheng Yu Steel Co., Ltd.                                     61,000   37,060        0.0%
    ShenMao Technology, Inc.                                     14,922   10,006        0.0%
    Shih Her Technologies, Inc.                                  21,000   21,461        0.0%
    Shih Wei Navigation Co., Ltd.                                87,254   30,526        0.0%
    Shihlin Electric & Engineering Corp.                         31,000   38,060        0.0%
*   Shihlin Paper Corp.                                          16,000   15,365        0.0%
    Shin Kong Financial Holding Co., Ltd.                     2,230,176  450,104        0.1%
    Shin Zu Shing Co., Ltd.                                      53,549  152,398        0.0%
    Shinih Enterprise Co., Ltd.                                  24,000   17,102        0.0%
*   Shining Building Business Co., Ltd.                         120,062   42,925        0.0%
    Shinkong Insurance Co., Ltd.                                 75,000   55,257        0.0%
    Shinkong Synthetic Fibers Corp.                             499,799  132,269        0.0%
    Shinkong Textile Co., Ltd.                                   59,000   67,966        0.0%
*   Shuttle, Inc.                                               166,000   47,045        0.0%
    Sigurd Microelectronics Corp.                               156,000  114,239        0.0%
    Silergy Corp.                                                 5,000   66,402        0.0%
    Siliconware Precision Industries Co., Ltd.                   98,034  145,151        0.0%
    Simplo Technology Co., Ltd.                                  84,000  282,647        0.0%
    Sinbon Electronics Co., Ltd.                                 73,415  152,500        0.0%
    Sincere Navigation Corp.                                    129,125   81,322        0.0%
    Sinher Technology, Inc.                                      24,000   32,196        0.0%
    Sinmag Equipment Corp.                                        8,649   28,605        0.0%
    Sino-American Silicon Products, Inc.                        224,000  237,758        0.0%
    Sinon Corp.                                                 145,000   62,463        0.0%
    SinoPac Financial Holdings Co., Ltd.                      1,246,112  368,199        0.0%
    Sinphar Pharmaceutical Co., Ltd.                             33,632   28,899        0.0%
    Sinyi Realty, Inc.                                           34,262   28,541        0.0%
    Sirtec International Co., Ltd.                               41,000   49,321        0.0%
    Sitronix Technology Corp.                                    33,000   96,223        0.0%
    Siward Crystal Technology Co., Ltd.                          48,000   28,158        0.0%
    Soft-World International Corp.                               24,000   43,737        0.0%
    Solar Applied Materials Technology Co.                      103,000   53,841        0.0%
    Solartech Energy Corp.                                      120,296   62,538        0.0%
    Sonix Technology Co., Ltd.                                   63,000   62,586        0.0%
    Southeast Cement Co., Ltd.                                   33,000   15,954        0.0%
    Sporton International, Inc.                                  15,699   85,892        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    St Shine Optical Co., Ltd.                                    9,000 $168,052        0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                 20,330   20,927        0.0%
    Standard Foods Corp.                                         40,718   98,562        0.0%
    Stark Technology, Inc.                                       41,000   33,375        0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.              39,000   27,739        0.0%
    Sunrex Technology Corp.                                      69,040   32,519        0.0%
    Sunspring Metal Corp.                                        22,000   27,599        0.0%
    Supreme Electronics Co., Ltd.                               154,632   69,873        0.0%
    Swancor Ind Co., Ltd.                                        20,000   79,094        0.0%
    Sweeten Construction Co., Ltd.                               27,052   13,532        0.0%
    Syncmold Enterprise Corp.                                    43,000   70,321        0.0%
    Synnex Technology International Corp.                       271,248  268,652        0.0%
    Sysage Technology Co., Ltd.                                  13,200   11,107        0.0%
    Systex Corp.                                                 55,000   92,318        0.0%
    T-Mac Techvest PCB Co., Ltd.                                 42,000   13,638        0.0%
    TA Chen Stainless Pipe                                      199,688   97,688        0.0%
    Ta Chong Securities Co., Ltd.                               108,000   27,972        0.0%
    TA-I Technology Co., Ltd.                                    37,000   18,875        0.0%
    Tah Hsin Industrial Corp.                                     9,900    7,251        0.0%
    Tai Tung Communication Co., Ltd.                             38,000   19,190        0.0%
    Taichung Commercial Bank Co., Ltd.                          827,292  234,172        0.0%
    TaiDoc Technology Corp.                                      10,000   39,281        0.0%
    Taiflex Scientific Co., Ltd.                                 82,000   88,544        0.0%
    Taimide Tech, Inc.                                           21,000   16,266        0.0%
    Tainan Enterprises Co., Ltd.                                 21,000   27,063        0.0%
    Tainan Spinning Co., Ltd.                                   459,171  185,474        0.0%
    Tainergy Tech Co., Ltd.                                      38,000   19,276        0.0%
    Taishin Financial Holding Co., Ltd.                         656,225  247,562        0.0%
*   Taisun Enterprise Co., Ltd.                                  47,741   17,879        0.0%
*   Taita Chemical Co., Ltd.                                     60,424   14,253        0.0%
    Taiwan Acceptance Corp.                                      48,000  109,016        0.0%
*   Taiwan Business Bank                                      1,214,787  312,895        0.0%
    Taiwan Cement Corp.                                         508,137  516,875        0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.               35,000   44,786        0.0%
    Taiwan Cogeneration Corp.                                   104,993   78,702        0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.              879,774  387,972        0.0%
    Taiwan FamilyMart Co., Ltd.                                   2,000   12,989        0.0%
    Taiwan Fertilizer Co., Ltd.                                 234,000  317,606        0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                     50,040   31,842        0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                         32,000   42,001        0.0%
*   Taiwan Glass Industry Corp.                                 247,142  105,022        0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                       104,421  164,456        0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.               85,000   50,989        0.0%
    Taiwan Land Development Corp.                               258,130   85,826        0.0%
    Taiwan Line Tek Electronic                                   10,498    5,654        0.0%
    Taiwan Mobile Co., Ltd.                                      39,800  131,195        0.0%
    Taiwan Navigation Co., Ltd.                                  34,000   14,052        0.0%
    Taiwan Paiho, Ltd.                                           80,892  242,895        0.0%
    Taiwan PCB Techvest Co., Ltd.                               140,800  136,004        0.0%
*   Taiwan Prosperity Chemical Corp.                             40,000   17,271        0.0%
*   Taiwan Pulp & Paper Corp.                                    93,280   31,202        0.0%
    Taiwan Sakura Corp.                                          58,140   41,201        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
TAIWAN -- (Continued)
    Taiwan Sanyo Electric Co., Ltd.                              12,750 $    9,273        0.0%
    Taiwan Secom Co., Ltd.                                       22,330     62,852        0.0%
    Taiwan Semiconductor Co., Ltd.                              108,000    129,694        0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                454,465  2,087,979        0.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
      ADR                                                       116,749  2,754,109        0.2%
    Taiwan Shin Kong Security Co., Ltd.                          63,630     78,942        0.0%
*   Taiwan Styrene Monomer                                      203,833    102,061        0.0%
    Taiwan Surface Mounting Technology Corp.                    100,867     83,752        0.0%
    Taiwan TEA Corp.                                            287,704    132,196        0.0%
    Taiwan Union Technology Corp.                                86,000     76,233        0.0%
    Taiyen Biotech Co., Ltd.                                     48,000     40,546        0.0%
*   Tatung Co., Ltd.                                            596,452     93,014        0.0%
    Te Chang Construction Co., Ltd.                              31,500     22,734        0.0%
    Teco Electric and Machinery Co., Ltd.                       469,000    369,771        0.0%
    Test Research, Inc.                                          47,532     67,025        0.0%
    Test Rite International Co., Ltd.                           119,389     72,281        0.0%
    Tex-Ray Industrial Co., Ltd.                                 59,000     23,981        0.0%
    Thinking Electronic Industrial Co., Ltd.                     15,000     22,438        0.0%
    Thye Ming Industrial Co., Ltd.                               45,850     42,004        0.0%
    Ton Yi Industrial Corp.                                     291,200    139,580        0.0%
    Tong Hsing Electronic Industries, Ltd.                       38,000    108,804        0.0%
    Tong Yang Industry Co., Ltd.                                171,041    260,042        0.0%
    Tong-Tai Machine & Tool Co., Ltd.                            76,160     56,802        0.0%
    Topco Scientific Co., Ltd.                                   44,589     80,620        0.0%
    Topkey Corp.                                                  6,000     20,438        0.0%
    Topoint Technology Co., Ltd.                                 47,494     31,678        0.0%
    Toung Loong Textile Manufacturing                            14,000     37,199        0.0%
    TPK Holding Co., Ltd.                                       116,000    242,464        0.0%
    Transasia Airways Corp.                                      40,399      9,191        0.0%
    Transcend Information, Inc.                                  45,483    127,630        0.0%
    Tripod Technology Corp.                                     193,970    354,710        0.0%
    TrueLight Corp.                                              21,000     50,829        0.0%
    Tsann Kuen Enterprise Co., Ltd.                              12,913      9,215        0.0%
    TSC Auto ID Technology Co., Ltd.                              3,300     29,427        0.0%
    TSRC Corp.                                                  156,717    137,685        0.0%
    Ttet Union Corp.                                             10,000     24,473        0.0%
    TTY Biopharm Co., Ltd.                                       16,267     52,992        0.0%
    Tung Ho Steel Enterprise Corp.                              279,254    178,974        0.0%
    Tung Thih Electronic Co., Ltd.                               20,492    364,223        0.0%
    TURVO International Co., Ltd.                                 5,776     14,252        0.0%
    TXC Corp.                                                   118,411    150,438        0.0%
    TYC Brother Industrial Co., Ltd.                             67,000     52,507        0.0%
*   Tycoons Group Enterprise                                    127,354     15,251        0.0%
    Tyntek Corp.                                                103,167     40,576        0.0%
    U-Ming Marine Transport Corp.                               151,000    121,884        0.0%
    Uni-President Enterprises Corp.                             366,948    660,575        0.1%
    Unimicron Technology Corp.                                  530,356    253,045        0.0%
    Union Bank Of Taiwan                                        350,103     97,916        0.0%
    Union Insurance Co., Ltd.                                     5,324      2,118        0.0%
    Unitech Printed Circuit Board Corp.                         219,629     76,020        0.0%
    United Integrated Services Co., Ltd.                         69,000     97,045        0.0%
    United Microelectronics Corp.                             3,042,453  1,128,640        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
TAIWAN -- (Continued)
    Unity Opto Technology Co., Ltd.                              91,929 $ 41,279        0.0%
    Universal Cement Corp.                                      126,147   80,683        0.0%
    Unizyx Holding Corp.                                        133,000   67,449        0.0%
    UPC Technology Corp.                                        319,472   86,222        0.0%
    USI Corp.                                                   357,518  141,445        0.0%
    Usun Technology Co., Ltd.                                    22,000   38,169        0.0%
    Vanguard International Semiconductor Corp.                  129,000  196,563        0.0%
    Victory New Materials, Ltd. Co.                              14,000   33,181        0.0%
    Viking Tech Corp.                                            36,000   28,688        0.0%
    Visual Photonics Epitaxy Co., Ltd.                           75,300  115,840        0.0%
    Vivotek, Inc.                                                20,964   49,175        0.0%
*   Wafer Works Corp.                                           185,958   55,847        0.0%
    Wah Hong Industrial Corp.                                     3,423    1,952        0.0%
    Wah Lee Industrial Corp.                                     62,000   84,040        0.0%
*   Walsin Lihwa Corp.                                        1,120,000  292,704        0.0%
    Walton Advanced Engineering, Inc.                            69,385   17,815        0.0%
    Wan Hai Lines, Ltd.                                         271,557  149,032        0.0%
*   Wei Chuan Foods Corp.                                        93,000   57,433        0.0%
*   Wei Mon Industry Co., Ltd.                                   51,912    1,086        0.0%
    Weikeng Industrial Co., Ltd.                                 86,300   52,920        0.0%
    Well Shin Technology Co., Ltd.                               44,000   69,898        0.0%
    Win Semiconductors Corp.                                    148,036  277,981        0.0%
*   Winbond Electronics Corp.                                 1,176,000  304,590        0.0%
    Wintek Corp.                                                312,087    3,320        0.0%
    Wisdom Marine Lines Co., Ltd.                               109,146  126,442        0.0%
    Wistron Corp.                                               684,600  404,147        0.0%
    Wistron NeWeb Corp.                                          73,355  190,275        0.0%
    WPG Holdings, Ltd.                                          398,301  424,994        0.1%
    WT Microelectronics Co., Ltd.                               173,661  208,854        0.0%
    WUS Printed Circuit Co., Ltd.                                85,000   67,798        0.0%
    X-Legend Entertainment Co., Ltd.                              3,126    5,485        0.0%
    XAC Automation Corp.                                         21,000   39,255        0.0%
    Xxentria Technology Materials Corp.                          29,306   79,090        0.0%
    Yageo Corp.                                                 192,885  313,840        0.0%
*   Yang Ming Marine Transport Corp.                            527,558  139,147        0.0%
    YC Co., Ltd.                                                116,277   49,509        0.0%
    YC INOX Co., Ltd.                                           102,000   76,413        0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                  8,432   54,613        0.0%
    YFY, Inc.                                                   469,000  145,891        0.0%
    Yi Jinn Industrial Co., Ltd.                                 73,000   26,714        0.0%
    Yieh Phui Enterprise Co., Ltd.                              347,110   87,959        0.0%
    Yonyu Plastics Co., Ltd.                                     36,400   37,054        0.0%
    Young Optics, Inc.                                            9,000    8,522        0.0%
    Youngtek Electronics Corp.                                   51,120   71,569        0.0%
    Yuanta Financial Holding Co., Ltd.                        1,410,991  464,402        0.1%
    Yulon Motor Co., Ltd.                                       249,223  218,516        0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.             32,000   71,268        0.0%
    Yungshin Construction & Development Co., Ltd.                24,000   20,831        0.0%
    YungShin Global Holding Corp.                                40,950   60,953        0.0%
    Yungtay Engineering Co., Ltd.                               104,000  150,635        0.0%
    Zeng Hsing Industrial Co., Ltd.                              21,423   96,343        0.0%
    Zenitron Corp.                                               87,000   49,280        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
TAIWAN -- (Continued)
    Zhen Ding Technology Holding, Ltd.                          123,650 $   259,150        0.0%
    Zig Sheng Industrial Co., Ltd.                              138,543      36,677        0.0%
    Zinwell Corp.                                                46,000      67,027        0.0%
    Zippy Technology Corp.                                       39,000      49,548        0.0%
    ZongTai Real Estate Development Co., Ltd.                    60,753      30,542        0.0%
                                                                        -----------        ---
TOTAL TAIWAN                                                             77,071,792        3.4%
                                                                        -----------        ---
THAILAND -- (0.6%)
    Advanced Info Service PCL                                    16,300      72,797        0.0%
    Advanced Information Technology PCL                          27,600      23,902        0.0%
    Airports of Thailand PCL                                     21,100     236,794        0.0%
*   AJ Plast PCL                                                 42,900       8,474        0.0%
    Amata Corp. PCL                                             229,600      78,221        0.0%
    Ananda Development PCL                                      520,700      54,261        0.0%
    AP Thailand PCL                                             542,404      93,170        0.0%
    Asia Aviation PCL                                           627,800     104,244        0.0%
    Asia Plus Group Holdings PCL                                247,700      23,827        0.0%
    Asian Insulators PCL                                        416,640       3,399        0.0%
    Bangchak Petroleum PCL (The)                                173,300     153,802        0.0%
    Bangkok Aviation Fuel Services PCL                           44,250      45,289        0.0%
    Bangkok Bank PCL                                             26,400     125,462        0.0%
    Bangkok Chain Hospital PCL                                  245,675      72,444        0.0%
    Bangkok Dusit Medical Services PCL Class F                  297,700     202,842        0.0%
    Bangkok Expressway & Metro PCL                              969,402     165,129        0.0%
    Bangkok Land PCL                                          2,491,500     108,419        0.0%
    Bangkok Life Assurance PCL                                   78,400      85,852        0.0%
    Banpu PCL                                                   136,500      50,020        0.0%
    BEC World PCL                                                66,900      49,797        0.0%
    Berli Jucker PCL                                             92,000      98,769        0.0%
    Big C Supercenter PCL                                        46,100     329,946        0.1%
    Bumrungrad Hospital PCL                                      20,000     116,233        0.0%
    Cal-Comp Electronics Thailand PCL                           604,518      52,266        0.0%
    Central Pattana PCL                                         136,400     205,986        0.0%
    Central Plaza Hotel PCL                                     177,700     195,862        0.0%
    Charoen Pokphand Foods PCL                                  348,200     237,251        0.0%
*   Christiani & Nielsen Thai                                    85,000       9,782        0.0%
    CK Power PCL                                                411,300      25,434        0.0%
*   Country Group Development PCL                               645,200      20,688        0.0%
    Country Group Holdings PCL                                  258,600      11,919        0.0%
    CP ALL PCL                                                   78,500     102,816        0.0%
    Delta Electronics Thailand PCL                               46,600      96,055        0.0%
    Dhipaya Insurance PCL                                        28,000      29,860        0.0%
    Diamond Building Products PCL                                76,000       9,617        0.0%
    DSG International Thailand PCL                              117,660      13,406        0.0%
    Dynasty Ceramic PCL                                         508,800      62,635        0.0%
    Eastern Water Resources Development and Management PCL      230,000      82,966        0.0%
    Electricity Generating PCL                                   13,300      67,585        0.0%
    Energy Absolute PCL                                          45,100      27,502        0.0%
    Erawan Group PCL (The)                                      152,700      19,148        0.0%
*   Esso Thailand PCL                                           372,700      56,017        0.0%
    GFPT PCL                                                    173,500      63,082        0.0%
    Glow Energy PCL                                              46,000     116,547        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
THAILAND -- (Continued)
    Golden Land Property Development PCL                         70,800 $ 13,276        0.0%
    Grand Canal Land PCL                                        102,200    7,958        0.0%
*   Grande Asset Hotels & Property PCL                          128,100    3,484        0.0%
    Hana Microelectronics PCL                                   108,900  103,662        0.0%
    Home Product Center PCL                                     427,857   98,604        0.0%
    Indorama Ventures PCL                                       343,300  280,105        0.1%
    Intouch Holdings PCL                                         37,900   57,235        0.0%
    IRPC PCL                                                  1,483,800  216,644        0.0%
*   Italian-Thai Development PCL                                202,054   41,070        0.0%
    Jasmine International PCL                                   543,900   67,890        0.0%
    Kang Yong Electric PCL                                        1,400   12,465        0.0%
    Kasikornbank PCL(6364766)                                    76,200  362,130        0.1%
    Kasikornbank PCL(6888794)                                    26,900  128,609        0.0%
    KCE Electronics PCL                                          68,400  153,719        0.0%
    KGI Securities Thailand PCL                                 355,800   32,799        0.0%
    Khon Kaen Sugar Industry PCL                                265,584   30,870        0.0%
    Kiatnakin Bank PCL                                           82,500   98,018        0.0%
    Krung Thai Bank PCL                                         109,475   54,847        0.0%
    Krungthai Card PCL                                           26,500   69,986        0.0%
    Land & Houses PCL                                           181,600   43,931        0.0%
    Lanna Resources PCL                                          48,450   12,414        0.0%
    LH Financial Group PCL                                    1,168,700   58,552        0.0%
    Loxley PCL                                                  278,775   19,474        0.0%
    LPN Development PCL                                         304,200  121,924        0.0%
    Major Cineplex Group PCL                                    122,200  110,200        0.0%
    MBK PCL                                                     183,000   75,966        0.0%
    MCOT PCL                                                     60,600   15,614        0.0%
    Minor International PCL                                     116,856  124,617        0.0%
    Polyplex Thailand PCL                                         4,000      830        0.0%
*   Precious Shipping PCL                                       247,500   48,182        0.0%
    Premier Marketing PCL                                        60,100   16,776        0.0%
    Property Perfect PCL                                        613,500   15,280        0.0%
    Pruksa Real Estate PCL                                      211,800  156,137        0.0%
    PTG Energy PCL                                              162,900   69,488        0.0%
    PTT Exploration & Production PCL                            163,085  351,335        0.1%
    PTT Global Chemical PCL                                      86,945  155,570        0.0%
    PTT PCL(6420390)                                            107,194  932,922        0.1%
    PTT PCL(6420408)                                             18,900  164,489        0.0%
    Quality Houses PCL                                        1,454,942   92,470        0.0%
    Raimon Land PCL                                             477,500   16,404        0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)       12,000   17,349        0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)       27,099   39,178        0.0%
    Ratchthani Leasing PCL                                      440,400   41,859        0.0%
    Regional Container Lines PCL                                173,100   31,468        0.0%
    Robinson Department Store PCL                                26,600   39,219        0.0%
    Rojana Industrial Park PCL                                  239,990   37,101        0.0%
    RS PCL                                                      136,700   47,354        0.0%
    Samart Corp. PCL                                            159,200   72,923        0.0%
    Samart I-Mobile PCL                                         467,600   13,521        0.0%
    Samart Telcoms PCL                                           79,600   31,448        0.0%
    Sansiri PCL                                               1,529,733   67,443        0.0%
    SC Asset Corp PCL                                           434,362   37,554        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
THAILAND -- (Continued)
    Siam Cement PCL (The)                                        11,400 $159,267        0.0%
    Siam City Cement PCL                                         13,200  122,439        0.0%
    Siam Commercial Bank PCL (The)(6363172)                      30,100  115,040        0.0%
    Siam Commercial Bank PCL (The)(6889935)                      29,000  110,836        0.0%
    Siam Future Development PCL                                 177,360   30,212        0.0%
    Siam Global House PCL                                       179,619   57,079        0.0%
    Siamgas & Petrochemicals PCL                                130,200   45,102        0.0%
*   Singha Estate PCL                                           211,700   30,607        0.0%
    Sino-Thai Engineering & Construction PCL(6541473)            67,200   44,056        0.0%
    Sino-Thai Engineering & Construction PCL(6541484)            83,571   54,789        0.0%
    SNC Former PCL                                                8,800    3,955        0.0%
    Somboon Advance Technology PCL                               37,250   15,143        0.0%
    SPCG PCL                                                    115,600   69,168        0.0%
    Sri Ayudhya Capital PCL                                       6,800    6,424        0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)                        106,100   39,184        0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)                        105,300   38,888        0.0%
    Sriracha Construction PCL                                    44,200   16,956        0.0%
    Srisawad Power 1979 PCL Class F                              36,080   43,641        0.0%
    Srithai Superware PCL                                       372,000   22,365        0.0%
    STP & I PCL                                                 269,720   82,623        0.0%
    Supalai PCL                                                 263,100  154,410        0.0%
*   Superblock PCL                                              883,800   46,556        0.0%
*   SVI PCL                                                     167,500   23,497        0.0%
*   Tata Steel Thailand PCL                                   1,030,600   23,014        0.0%
    Thai Agro Energy PCL                                          9,690      871        0.0%
*   Thai Airways International PCL(6364971)                      60,600   25,156        0.0%
*   Thai Airways International PCL(6888868)                     242,800  100,790        0.0%
    Thai Oil PCL                                                128,000  241,855        0.1%
    Thai Stanley Electric PCL                                     9,600   46,997        0.0%
    Thai Union Group PCL Class F                                383,040  226,995        0.0%
    Thai Vegetable Oil PCL                                       94,800   69,886        0.0%
    Thaicom PCL                                                 109,200   89,880        0.0%
    Thanachart Capital PCL                                      148,200  147,436        0.0%
    Thoresen Thai Agencies PCL                                  232,351   61,530        0.0%
    Ticon Industrial Connection PCL                             103,950   42,259        0.0%
    Tisco Financial Group PCL                                   111,900  139,354        0.0%
    TMB Bank PCL                                              2,018,200  131,735        0.0%
    Total Access Communication PCL(B231MK7)                     114,100  110,246        0.0%
    Total Access Communication PCL(B1YWK08)                      46,900   45,316        0.0%
    TPI Polene PCL                                            1,043,600   74,692        0.0%
    True Corp. PCL(6363923)                                     748,193  159,577        0.0%
    True Corp. PCL(BYM8V06)                                     373,317   79,623        0.0%
    TTCL PCL                                                     19,363    8,703        0.0%
    TTW PCL                                                     294,200   86,752        0.0%
    Union Mosaic Industry PCL (The)                              76,125    8,412        0.0%
    Unique Engineering & Construction PCL                       167,945   85,583        0.0%
    Univentures PCL                                             219,700   39,625        0.0%
    Vanachai Group PCL                                          192,900   72,344        0.0%
    VGI Global Media PCL                                        219,900   28,707        0.0%
    Vibhavadi Medical Center PCL                              1,436,000  117,577        0.0%
    Vinythai PCL                                                124,200   37,690        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
THAILAND -- (Continued)
    Workpoint Entertainment PCL                                24,500 $    27,355        0.0%
                                                                      -----------        ---
TOTAL THAILAND                                                         12,384,077        0.6%
                                                                      -----------        ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                          20,624      56,431        0.0%
    Akbank TAS                                                 27,035      83,069        0.0%
    Akcansa Cimento A.S.                                       16,983      87,715        0.0%
*   Akenerji Elektrik Uretim A.S.                             162,113      71,781        0.0%
    Aksa Akrilik Kimya Sanayii A.S.                            33,706     117,384        0.0%
*   Aksigorta A.S.                                             34,947      24,973        0.0%
    Alarko Holding A.S.                                        40,910      59,068        0.0%
    Albaraka Turk Katilim Bankasi A.S.                        107,822      60,875        0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                        54,184      34,076        0.0%
*   Anadolu Cam Sanayii A.S.                                   77,814      58,079        0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                 7,085      55,702        0.0%
    Arcelik A.S.                                               51,966     348,886        0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  28,662     204,386        0.0%
*   Asya Katilim Bankasi A.S.                                 117,229      30,196        0.0%
    Bagfas Bandirma Gubre Fabrikalari A.S.                      9,788      57,217        0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                  15,198      37,895        0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.         29,034      53,695        0.0%
    BIM Birlesik Magazalar A.S.                                12,320     271,121        0.0%
    Bolu Cimento Sanayii A.S.                                  27,500      67,396        0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.             20,919      52,198        0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                1,996      57,806        0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.            3,057       9,090        0.0%
    Bursa Cimento Fabrikasi A.S.                                6,211      10,342        0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                       15,721      91,497        0.0%
    Coca-Cola Icecek A.S.                                       6,843     100,314        0.0%
*   Deva Holding A.S.                                          41,856      55,755        0.0%
*   Dogan Sirketler Grubu Holding A.S.                        585,641     119,290        0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                      31,661     136,623        0.0%
    EGE Endustri VE Ticaret A.S.                                  452      46,965        0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                         19,423      31,431        0.0%
    Enka Insaat ve Sanayi A.S.                                 18,863      32,745        0.0%
    Eregli Demir ve Celik Fabrikalari TAS                     368,970     615,469        0.1%
*   Fenerbahce Futbol A.S.                                      4,679      74,538        0.0%
    Ford Otomotiv Sanayi A.S.                                   9,472     127,333        0.0%
*   Global Yatirim Holding A.S.                                67,511      42,215        0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.        2,317      71,183        0.0%
    Goodyear Lastikleri TAS                                     1,597      78,016        0.0%
    GSD Holding A.S.                                           50,000      22,337        0.0%
    Gubre Fabrikalari TAS                                      42,998      87,873        0.0%
*   Ihlas Holding A.S.                                        197,201      15,486        0.0%
    Is Finansal Kiralama A.S.                                 153,621      52,177        0.0%
*   Izmir Demir Celik Sanayi A.S.                              29,613      25,392        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A                                                  70,697      42,416        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B                                                  53,420      34,726        0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D                                                 301,511     159,340        0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                    71,629      33,497        0.0%
    KOC Holding A.S.                                           19,443     101,587        0.0%
    Konya Cimento Sanayii A.S.                                    356      41,216        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
TURKEY -- (Continued)
    Koza Altin Isletmeleri A.S.                                 8,332 $   54,545        0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                     20,420     34,133        0.0%
*   Migros Ticaret A.S.                                         6,594     46,059        0.0%
*   NET Holding A.S.                                           57,963     64,474        0.0%
    Nuh Cimento Sanayi A.S.                                    18,387     70,813        0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                      1,350     52,220        0.0%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.     24,287     24,627        0.0%
*   Petkim Petrokimya Holding A.S.                             73,263    107,553        0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                            487      2,136        0.0%
    Pinar SUT Mamulleri Sanayii A.S.                            3,514     21,345        0.0%
*   Sekerbank TAS                                             254,705    144,580        0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                  40,239     39,232        0.0%
    Soda Sanayii A.S.                                          77,842    130,960        0.0%
    Tat Gida Sanayi A.S.                                       14,877     31,577        0.0%
    TAV Havalimanlari Holding A.S.                             18,112    105,549        0.0%
    Tekfen Holding A.S.                                        42,572     90,952        0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         14,097    111,529        0.0%
    Trakya Cam Sanayii A.S.                                   133,180    101,798        0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                     9,392    247,718        0.0%
    Turcas Petrol A.S.                                         17,539     10,209        0.0%
*   Turk Hava Yollari AO                                      226,248    557,582        0.1%
    Turk Telekomunikasyon A.S.                                  7,248     17,505        0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      1,005     29,761        0.0%
    Turkcell Iletisim Hizmetleri A.S.                          14,852     64,271        0.0%
    Turkcell Iletisim Hizmetleri A.S. ADR                       9,157     98,896        0.0%
    Turkiye Garanti Bankasi A.S.                              162,082    498,923        0.1%
    Turkiye Halk Bankasi A.S.                                  51,279    196,931        0.0%
    Turkiye Is Bankasi Class C                                174,798    306,481        0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                       214,178    133,943        0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                      296,455    414,082        0.0%
    Turkiye Vakiflar Bankasi Tao Class D                      244,494    431,512        0.1%
    Ulker Biskuvi Sanayi A.S.                                  18,064    143,830        0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                   29,976     77,515        0.0%
*   Yapi ve Kredi Bankasi A.S.                                 67,642    103,420        0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                          44,214     27,285        0.0%
                                                                      ----------        ---
TOTAL TURKEY                                                           8,742,748        0.4%
                                                                      ----------        ---
UNITED KINGDOM -- (13.0%)
    4imprint Group P.L.C.                                         532     10,247        0.0%
    888 Holdings P.L.C.                                        98,636    311,523        0.0%
    A.G. Barr P.L.C.                                           13,693    111,954        0.0%
    AA P.L.C.                                                  34,551    140,836        0.0%
    Aberdeen Asset Management P.L.C.                          256,253  1,121,065        0.1%
    Acacia Mining P.L.C.                                       78,757    404,271        0.0%
    Acal P.L.C.                                                 6,517     25,096        0.0%
    Admiral Group P.L.C.                                       27,690    752,577        0.0%
    Afren P.L.C.                                              357,576        107        0.0%
    Aggreko P.L.C.                                             57,187    910,274        0.1%
    Amec Foster Wheeler P.L.C.                                 77,269    559,911        0.0%
    Anglo American P.L.C.                                     139,396  1,559,182        0.1%
    Anglo-Eastern Plantations P.L.C.                              542      4,002        0.0%
    Antofagasta P.L.C.                                         84,589    599,081        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                               SHARES     VALUE++    ASSETS**
                                                              --------- ----------- ----------
UNITED KINGDOM -- (Continued)
    ARM Holdings P.L.C.                                          33,625 $   461,532        0.0%
    ARM Holdings P.L.C. Sponsored ADR                             7,813     321,817        0.0%
    Ashmore Group P.L.C.                                        127,529     573,122        0.0%
    Ashtead Group P.L.C.                                        118,226   1,572,336        0.1%
    Associated British Foods P.L.C.                              21,288     954,993        0.1%
    AstraZeneca P.L.C.                                            1,641      94,148        0.0%
    AstraZeneca P.L.C. Sponsored ADR                            107,620   3,116,675        0.1%
    AVEVA Group P.L.C.                                           13,180     310,383        0.0%
    Aviva P.L.C.                                                181,293   1,148,579        0.1%
    Aviva P.L.C. Sponsored ADR                                   33,952     432,888        0.0%
    B&M European Value Retail SA                                 38,459     156,072        0.0%
    Babcock International Group P.L.C.                          123,335   1,711,521        0.1%
    BAE Systems P.L.C.                                          290,388   2,025,938        0.1%
*   Balfour Beatty P.L.C.                                       230,218     804,415        0.0%
    Barclays P.L.C.                                             458,755   1,151,824        0.1%
    Barclays P.L.C. Sponsored ADR                                81,494     819,015        0.0%
    Barratt Developments P.L.C.                                 276,246   2,151,237        0.1%
    BBA Aviation P.L.C.                                         277,237     811,798        0.0%
    Beazley P.L.C.                                              182,657     870,599        0.0%
    Bellway P.L.C.                                               42,532   1,522,954        0.1%
    Berendsen P.L.C.                                             73,289   1,266,264        0.1%
    Berkeley Group Holdings P.L.C.                               42,017   1,841,206        0.1%
    BGEO Group P.L.C.                                             7,575     253,832        0.0%
    BHP Billiton P.L.C.                                          51,865     708,709        0.0%
    BHP Billiton P.L.C. ADR                                      75,383   2,078,309        0.1%
    Bloomsbury Publishing P.L.C.                                  5,758      13,066        0.0%
    Bodycote P.L.C.                                              75,289     657,248        0.0%
    Booker Group P.L.C.                                         338,947     803,755        0.0%
    Bovis Homes Group P.L.C.                                     39,982     510,273        0.0%
    BP P.L.C.                                                     1,306       7,195        0.0%
    BP P.L.C. Sponsored ADR                                     446,412  14,990,518        0.7%
    Braemar Shipping Services P.L.C.                                660       4,350        0.0%
    Brammer P.L.C.                                               11,343      28,923        0.0%
    Brewin Dolphin Holdings P.L.C.                               76,784     307,762        0.0%
    British American Tobacco P.L.C.                              12,488     761,420        0.0%
    British American Tobacco P.L.C. Sponsored ADR                16,764   2,047,723        0.1%
    British Polythene Industries P.L.C.                           3,700      37,868        0.0%
    Britvic P.L.C.                                               57,492     592,302        0.0%
    BT Group P.L.C.                                             112,078     726,497        0.0%
    BT Group P.L.C. Sponsored ADR                                35,000   1,148,000        0.1%
*   BTG P.L.C.                                                   50,010     433,577        0.0%
    Bunzl P.L.C.                                                 37,449   1,117,778        0.1%
    Burberry Group P.L.C.                                        57,531   1,001,705        0.1%
    Cable & Wireless Communications P.L.C.                    1,170,003   1,261,449        0.1%
    Cape P.L.C.                                                  49,047     164,958        0.0%
    Capita P.L.C.                                                39,768     582,678        0.0%
    Capital & Counties Properties P.L.C.                        110,562     572,036        0.0%
    Card Factory P.L.C.                                          11,479      61,127        0.0%
#   Carillion P.L.C.                                            149,590     643,859        0.0%
    Carnival P.L.C.                                              12,171     607,076        0.0%
*   Carpetright P.L.C.                                            4,624      20,510        0.0%
    Carr's Group P.L.C.                                           9,590      20,675        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Castings P.L.C.                                             1,976 $   14,291        0.0%
    Centamin P.L.C.                                           509,119    900,324        0.1%
    Centrica P.L.C.                                           530,239  1,851,713        0.1%
    Charles Stanley Group P.L.C.                                  382      1,742        0.0%
    Chemring Group P.L.C.                                      95,030    198,575        0.0%
    Chesnara P.L.C.                                            25,292    112,799        0.0%
    Cineworld Group P.L.C.                                     72,955    552,446        0.0%
    Clarkson P.L.C.                                             2,283     79,732        0.0%
    Close Brothers Group P.L.C.                                58,188  1,031,948        0.1%
    Cobham P.L.C.                                             252,109    568,809        0.0%
    Coca-Cola HBC AG                                           48,919  1,002,747        0.1%
    Communisis P.L.C.                                          17,311     10,761        0.0%
    Compass Group P.L.C.                                       96,103  1,711,432        0.1%
    Computacenter P.L.C.                                       26,274    320,499        0.0%
    Connect Group P.L.C.                                       55,168    124,845        0.0%
    Consort Medical P.L.C.                                     10,213    147,589        0.0%
    Costain Group P.L.C.                                       12,970     59,602        0.0%
    Countrywide P.L.C.                                          6,595     34,289        0.0%
    Cranswick P.L.C.                                           14,578    477,272        0.0%
    Crest Nicholson Holdings P.L.C.                            25,430    194,054        0.0%
    Croda International P.L.C.                                 28,646  1,261,929        0.1%
*   CYBG P.L.C.                                                16,202     52,971        0.0%
    Daily Mail & General Trust P.L.C.                          61,849    631,931        0.0%
    Dairy Crest Group P.L.C.                                   64,944    536,242        0.0%
    Darty P.L.C.                                               87,142    214,340        0.0%
    DCC P.L.C.                                                 19,589  1,737,449        0.1%
    De La Rue P.L.C.                                           39,052    276,831        0.0%
    Debenhams P.L.C.                                          375,056    430,733        0.0%
    Dechra Pharmaceuticals P.L.C.                              29,248    473,129        0.0%
    Devro P.L.C.                                               60,611    247,225        0.0%
    Diageo P.L.C.                                              19,831    536,153        0.0%
    Diageo P.L.C. Sponsored ADR                                 8,182    886,356        0.0%
*   Dialight P.L.C.                                             7,092     58,818        0.0%
    Dignity P.L.C.                                             12,869    459,778        0.0%
    Diploma P.L.C.                                             38,623    413,282        0.0%
    Direct Line Insurance Group P.L.C.                        376,710  1,995,668        0.1%
    Dixons Carphone P.L.C.                                    211,750  1,318,131        0.1%
    Domino's Pizza Group P.L.C.                                36,370    488,982        0.0%
    Drax Group P.L.C.                                         136,007    636,079        0.0%
    DS Smith P.L.C.                                           327,829  1,828,398        0.1%
    Dunelm Group P.L.C.                                         8,715    112,535        0.0%
    E2V Technologies P.L.C.                                    21,031     65,425        0.0%
    easyJet P.L.C.                                             39,414    849,503        0.0%
    Electrocomponents P.L.C.                                  186,102    702,633        0.0%
    Elementis P.L.C.                                          192,523    607,541        0.0%
*   EnQuest P.L.C.                                            340,983    200,540        0.0%
*   Enterprise Inns P.L.C.                                    254,877    323,276        0.0%
    Essentra P.L.C.                                            83,889    997,676        0.1%
    esure Group P.L.C.                                          3,258     12,795        0.0%
    Euromoney Institutional Investor P.L.C.                    11,864    166,968        0.0%
*   Evraz P.L.C.                                              107,225    222,635        0.0%
    Experian P.L.C.                                            61,660  1,129,905        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Fenner P.L.C.                                              78,469 $  165,127        0.0%
    Ferrexpo P.L.C.                                            61,953     34,035        0.0%
    Fidessa Group P.L.C.                                        8,958    312,299        0.0%
*   Findel P.L.C.                                               9,252     22,992        0.0%
*   Firstgroup P.L.C.                                         478,654    699,614        0.0%
*   Fortune Oil CVR                                           131,020         --        0.0%
    Foxtons Group P.L.C.                                       10,259     21,655        0.0%
    Fresnillo P.L.C.                                           19,968    325,490        0.0%
    G4S P.L.C.                                                379,685  1,046,988        0.1%
    Galliford Try P.L.C.                                       27,004    504,808        0.0%
    Gem Diamonds, Ltd.                                         33,740     66,927        0.0%
    Genus P.L.C.                                               12,185    267,477        0.0%
    GKN P.L.C.                                                322,582  1,316,432        0.1%
    GlaxoSmithKline P.L.C.                                     15,015    320,908        0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                       56,544  2,426,303        0.1%
    Glencore P.L.C.                                           862,864  2,062,175        0.1%
    Go-Ahead Group P.L.C.                                       9,949    372,606        0.0%
    Grafton Group P.L.C.                                       62,797    634,977        0.0%
    Greencore Group P.L.C.                                    165,859    875,269        0.0%
    Greene King P.L.C.                                         92,883  1,111,620        0.1%
    Greggs P.L.C.                                              44,470    672,643        0.0%
    GVC Holdings P.L.C.                                        45,059    356,722        0.0%
    Halfords Group P.L.C.                                      91,559    565,002        0.0%
    Halma P.L.C.                                              139,141  1,815,909        0.1%
    Hargreaves Lansdown P.L.C.                                 29,987    564,578        0.0%
    Hays P.L.C.                                               336,497    631,327        0.0%
    Headlam Group P.L.C.                                       13,408     94,088        0.0%
    Helical Bar P.L.C.                                         36,245    203,404        0.0%
    Henderson Group P.L.C.                                    272,410  1,019,804        0.1%
    Hikma Pharmaceuticals P.L.C.                               37,256  1,201,157        0.1%
    Hill & Smith Holdings P.L.C.                               24,094    328,739        0.0%
    Hiscox, Ltd.                                               88,559  1,167,273        0.1%
*   Hochschild Mining P.L.C.                                  117,643    268,602        0.0%
    Hogg Robinson Group P.L.C.                                  5,845      5,846        0.0%
    Home Retail Group P.L.C.                                  236,553    590,458        0.0%
    HomeServe P.L.C.                                           92,830    562,561        0.0%
    Howden Joinery Group P.L.C.                               143,776  1,040,018        0.1%
    HSBC Holdings P.L.C.                                      286,122  1,896,095        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        138,043  4,600,973        0.2%
    Hunting P.L.C.                                             58,189    312,759        0.0%
    Huntsworth P.L.C.                                          53,480     33,558        0.0%
    ICAP P.L.C.                                               198,801  1,362,928        0.1%
    IG Group Holdings P.L.C.                                  139,292  1,575,965        0.1%
*   Imagination Technologies Group P.L.C.                      42,538     96,896        0.0%
    IMI P.L.C.                                                 78,273  1,071,149        0.1%
    Imperial Brands P.L.C.                                     55,627  3,024,619        0.1%
    Inchcape P.L.C.                                           173,802  1,723,943        0.1%
    Indivior P.L.C.                                           128,535    302,685        0.0%
    Informa P.L.C.                                            176,934  1,695,102        0.1%
    Inmarsat P.L.C.                                           123,680  1,682,798        0.1%
    InterContinental Hotels Group P.L.C.                       18,265    729,959        0.0%
    InterContinental Hotels Group P.L.C. ADR                   14,863    596,585        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    International Consolidated Airlines Group SA(B5282K0)      10,448 $   80,566        0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)     197,808  1,520,806        0.1%
*   International Ferro Metals, Ltd.                           99,556        495        0.0%
    Interserve P.L.C.                                          42,965    268,479        0.0%
    Intertek Group P.L.C.                                      36,030  1,718,835        0.1%
    Investec P.L.C.                                           155,047  1,187,354        0.1%
*   IP Group P.L.C.                                            26,845     67,483        0.0%
    ITE Group P.L.C.                                           70,096    158,785        0.0%
    ITV P.L.C.                                                517,943  1,707,275        0.1%
    J D Wetherspoon P.L.C.                                     45,456    440,516        0.0%
    J Sainsbury P.L.C.                                        459,652  1,944,701        0.1%
    James Fisher & Sons P.L.C.                                 18,236    376,943        0.0%
    Jardine Lloyd Thompson Group P.L.C.                        25,774    326,359        0.0%
    JD Sports Fashion P.L.C.                                   31,287    571,698        0.0%
    John Menzies P.L.C.                                        21,958    159,686        0.0%
    John Wood Group P.L.C.                                    110,385  1,009,810        0.1%
    Johnson Matthey P.L.C.                                     50,968  2,154,152        0.1%
*   Johnston Press P.L.C.                                         238        143        0.0%
    JRP Group P.L.C.                                            6,328     12,729        0.0%
    Jupiter Fund Management P.L.C.                            147,800    911,166        0.1%
*   KAZ Minerals P.L.C.                                       112,829    282,870        0.0%
    KCOM Group P.L.C.                                         128,696    194,570        0.0%
    Keller Group P.L.C.                                        24,830    320,490        0.0%
    Kier Group P.L.C.                                          24,704    430,122        0.0%
    Kingfisher P.L.C.                                         168,890    899,799        0.0%
    Ladbrokes P.L.C.                                          357,091    612,660        0.0%
    Laird P.L.C.                                               85,445    434,983        0.0%
*   Lamprell P.L.C.                                            62,935     79,839        0.0%
    Lancashire Holdings, Ltd.                                  57,217    459,900        0.0%
    Laura Ashley Holdings P.L.C.                               51,893     18,567        0.0%
    Lavendon Group P.L.C.                                      42,045     85,234        0.0%
    Legal & General Group P.L.C.                              581,312  1,899,666        0.1%
*   Liberty Global P.L.C. Class A                               2,572     97,026        0.0%
*   Liberty Global P.L.C. Series C                              6,344    232,207        0.0%
*   Liberty Global P.L.C. LiLAC Class A                           129      4,826        0.0%
*   Liberty Global P.L.C. LiLAC Class C                           317     12,882        0.0%
    Lloyds Banking Group P.L.C.                                29,629     29,081        0.0%
    Lloyds Banking Group P.L.C. ADR                           449,871  1,794,985        0.1%
    London Stock Exchange Group P.L.C.                         13,124    521,310        0.0%
    Lookers P.L.C.                                             67,593    137,757        0.0%
    Low & Bonar P.L.C.                                         44,867     40,627        0.0%
    Man Group P.L.C.                                          488,677  1,056,998        0.1%
    Management Consulting Group P.L.C.                         25,041      5,942        0.0%
    Marks & Spencer Group P.L.C.                              282,543  1,752,624        0.1%
    Marshalls P.L.C.                                           65,988    309,555        0.0%
    Marston's P.L.C.                                          193,686    406,900        0.0%
    McBride P.L.C.                                             48,409    109,876        0.0%
    Mears Group P.L.C.                                         25,840    150,262        0.0%
    Mediclinic International P.L.C.                            34,624    457,142        0.0%
    Meggitt P.L.C.                                            230,927  1,388,415        0.1%
    Melrose Industries P.L.C.                                  44,166    241,320        0.0%
    Merlin Entertainments P.L.C.                                3,133     19,790        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Michael Page International P.L.C.                          74,283 $  442,158        0.0%
    Micro Focus International P.L.C.                           36,142    808,406        0.0%
    Millennium & Copthorne Hotels P.L.C.                       53,086    357,362        0.0%
    Mitchells & Butlers P.L.C.                                 72,847    286,068        0.0%
    Mitie Group P.L.C.                                        161,786    642,501        0.0%
    Mondi P.L.C.                                               88,836  1,701,614        0.1%
    Moneysupermarket.com Group P.L.C.                         102,313    469,987        0.0%
    Morgan Advanced Materials P.L.C.                          125,068    431,791        0.0%
    Morgan Sindall Group P.L.C.                                10,734    125,962        0.0%
*   Mothercare P.L.C.                                          31,221     55,655        0.0%
    N Brown Group P.L.C.                                       54,111    212,121        0.0%
    National Express Group P.L.C.                             181,070    859,901        0.0%
    National Grid P.L.C.                                        3,445     49,155        0.0%
    National Grid P.L.C. Sponsored ADR                         19,273  1,387,849        0.1%
    NCC Group P.L.C.                                            8,560     32,680        0.0%
    Next P.L.C.                                                12,985    966,423        0.1%
    Northgate P.L.C.                                           42,817    252,691        0.0%
    Novae Group P.L.C.                                         10,519    123,166        0.0%
#*  Ocado Group P.L.C.                                         51,585    223,226        0.0%
    Old Mutual P.L.C.                                         604,129  1,642,480        0.1%
    OneSavings Bank P.L.C.                                      5,281     22,130        0.0%
    Oxford Instruments P.L.C.                                  14,683    141,615        0.0%
    PayPoint P.L.C.                                             7,756     95,576        0.0%
*   Paysafe Group P.L.C.                                       13,023     72,661        0.0%
    Pearson P.L.C.                                              3,121     36,776        0.0%
    Pearson P.L.C. Sponsored ADR                               42,001    493,092        0.0%
    Pendragon P.L.C.                                          223,487    111,127        0.0%
    Pennon Group P.L.C.                                        85,677  1,018,169        0.1%
    Persimmon P.L.C.                                           89,661  2,607,887        0.1%
    Petra Diamonds, Ltd.                                      143,094    247,229        0.0%
    Petrofac, Ltd.                                             56,333    697,937        0.0%
*   Petropavlovsk P.L.C.                                      787,495     95,641        0.0%
    Pets at Home Group P.L.C.                                  25,192     89,382        0.0%
    Phoenix Group Holdings                                     88,663  1,115,620        0.1%
    Photo-Me International P.L.C.                              46,648    113,686        0.0%
    Playtech P.L.C.                                            44,602    525,250        0.0%
    Polypipe Group P.L.C.                                       1,581      6,778        0.0%
    Premier Farnell P.L.C.                                    110,768    196,582        0.0%
*   Premier Foods P.L.C.                                      304,015    173,625        0.0%
*   Premier Oil P.L.C.                                        126,042    136,382        0.0%
    Provident Financial P.L.C.                                 10,122    431,714        0.0%
    Prudential P.L.C.                                          55,523  1,095,998        0.1%
    Prudential P.L.C. ADR                                      35,103  1,386,217        0.1%
*   Punch Taverns P.L.C.                                        7,917     13,072        0.0%
    PZ Cussons P.L.C.                                         100,713    474,644        0.0%
    QinetiQ Group P.L.C.                                      239,020    782,810        0.0%
    Randgold Resources, Ltd.                                   19,762  1,973,991        0.1%
    Rank Group P.L.C.                                          50,756    178,810        0.0%
*   Raven Russia, Ltd.                                         28,783     13,686        0.0%
    Reckitt Benckiser Group P.L.C.                             15,321  1,492,556        0.1%
    Redrow P.L.C.                                              77,018    431,317        0.0%
    Regus P.L.C.                                              256,445  1,097,254        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                                SHARES    VALUE++    ASSETS**
                                                              ---------- ---------- ----------
UNITED KINGDOM -- (Continued)
    RELX P.L.C.                                                   19,573 $  346,760        0.0%
    RELX P.L.C. Sponsored ADR                                     24,440    439,431        0.0%
    Renishaw P.L.C.                                               12,332    341,611        0.0%
*   Renold P.L.C.                                                  4,231      2,596        0.0%
    Rentokil Initial P.L.C.                                      393,216  1,013,305        0.1%
    Restaurant Group P.L.C. (The)                                105,981    426,461        0.0%
    Rexam P.L.C.                                                 225,845  2,065,510        0.1%
    Ricardo P.L.C.                                                11,315    134,269        0.0%
    Rightmove P.L.C.                                              21,562  1,218,581        0.1%
    Rio Tinto P.L.C.                                              18,769    629,631        0.0%
    Rio Tinto P.L.C. Sponsored ADR                               112,860  3,798,868        0.2%
    RM P.L.C.                                                     10,751     21,481        0.0%
    Robert Walters P.L.C.                                         18,804     91,497        0.0%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      18,270,430     26,696        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                         257,330  2,524,470        0.1%
    Rotork P.L.C.                                                244,637    669,261        0.0%
*   Royal Bank of Scotland Group P.L.C.                          102,482    344,786        0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR             19,222    130,133        0.0%
    Royal Dutch Shell P.L.C. Class A                             155,565  4,074,735        0.2%
    Royal Dutch Shell P.L.C. Class B                              35,290    926,534        0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A              158,928  8,405,702        0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B              149,242  7,962,061        0.4%
    Royal Mail P.L.C.                                            170,765  1,216,284        0.1%
    RPC Group P.L.C.                                             105,766  1,128,663        0.1%
    RPS Group P.L.C.                                              66,156    168,606        0.0%
    RSA Insurance Group P.L.C.                                   215,283  1,446,116        0.1%
    SABMiller P.L.C.                                              24,523  1,501,936        0.1%
    Saga P.L.C.                                                   16,680     51,118        0.0%
    Sage Group P.L.C. (The)                                      217,428  1,883,335        0.1%
    Savills P.L.C.                                                56,874    616,878        0.0%
    Schroders P.L.C.(0239581)                                      8,330    238,072        0.0%
    Schroders P.L.C.(0240549)                                     13,178    485,113        0.0%
    SDL P.L.C.                                                    18,264    108,217        0.0%
    Senior P.L.C.                                                144,515    460,973        0.0%
    Sepura P.L.C.                                                  3,814      3,960        0.0%
*   Serco Group P.L.C.                                            42,024     59,118        0.0%
    Severfield P.L.C.                                             55,690     42,482        0.0%
    Severn Trent P.L.C.                                           29,306    955,386        0.1%
    Shanks Group P.L.C.                                          157,113    184,175        0.0%
    Shire P.L.C.                                                  16,942  1,057,215        0.1%
    Shire P.L.C. ADR                                               3,900    730,938        0.0%
    SIG P.L.C.                                                   158,258    313,801        0.0%
    Sky P.L.C.                                                    36,075    495,888        0.0%
    Sky P.L.C. Sponsored ADR                                       4,853    266,430        0.0%
*   Skyepharma P.L.C.                                              1,283      8,791        0.0%
    Smith & Nephew P.L.C.                                         22,900    387,795        0.0%
    Smith & Nephew P.L.C. Sponsored ADR                           18,108    621,630        0.0%
    Smiths Group P.L.C.                                          121,817  1,976,892        0.1%
    Soco International P.L.C.                                     83,733    181,325        0.0%
    Spectris P.L.C.                                               45,266  1,207,670        0.1%
    Speedy Hire P.L.C.                                           108,594     58,375        0.0%
    Spirax-Sarco Engineering P.L.C.                               20,262  1,012,348        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
UNITED KINGDOM -- (Continued)
    Spire Healthcare Group P.L.C.                               2,600 $   12,468        0.0%
    Spirent Communications P.L.C.                              79,966     91,729        0.0%
*   Sports Direct International P.L.C.                         43,228    243,863        0.0%
    SSE P.L.C.                                                166,369  3,675,684        0.2%
    SSP Group P.L.C.                                           32,805    137,986        0.0%
    St. Ives P.L.C.                                            14,743     24,191        0.0%
    St. James's Place P.L.C.                                  125,210  1,589,377        0.1%
    St. Modwen Properties P.L.C.                               58,126    260,076        0.0%
    Stagecoach Group P.L.C.                                   100,526    378,519        0.0%
    Standard Chartered P.L.C.                                 176,988  1,430,525        0.1%
    Standard Life P.L.C.                                      140,059    668,820        0.0%
    Sthree P.L.C.                                              10,289     51,152        0.0%
    Stobart Group, Ltd.                                        27,073     40,798        0.0%
    SuperGroup P.L.C.                                          18,382    327,723        0.0%
    Synthomer P.L.C.                                          111,383    567,388        0.0%
    TalkTalk Telecom Group P.L.C.                             122,081    477,955        0.0%
    Tate & Lyle P.L.C.                                        131,856  1,135,219        0.1%
    Taylor Wimpey P.L.C.                                      759,825  2,049,671        0.1%
    Ted Baker P.L.C.                                            3,974    138,472        0.0%
    Telecom Plus P.L.C.                                        20,352    277,232        0.0%
*   Tesco P.L.C.                                              569,567  1,431,914        0.1%
*   Thomas Cook Group P.L.C.                                  503,623    651,170        0.0%
    Topps Tiles P.L.C.                                         22,737     45,173        0.0%
    Travis Perkins P.L.C.                                      62,098  1,680,059        0.1%
    Trifast P.L.C.                                              8,295     16,458        0.0%
    Trinity Mirror P.L.C.                                     178,060    294,226        0.0%
    TT Electronics P.L.C.                                      46,202    104,708        0.0%
    TUI AG(5666292)                                            63,010    915,206        0.1%
    TUI AG(B11LJN4)                                            41,904    608,238        0.0%
    Tullett Prebon P.L.C.                                      67,660    335,433        0.0%
*   Tullow Oil P.L.C.                                         343,071  1,409,766        0.1%
    U & I Group P.L.C.                                         30,865     89,745        0.0%
    UBM P.L.C.                                                110,429    920,058        0.1%
    UDG Healthcare P.L.C.                                      72,965    653,463        0.0%
    Ultra Electronics Holdings P.L.C.                          23,593    609,250        0.0%
    Unilever P.L.C.                                             9,090    406,158        0.0%
    Unilever P.L.C. Sponsored ADR                              23,312  1,045,776        0.1%
    UNITE Group P.L.C. (The)                                   63,696    588,999        0.0%
    United Utilities Group P.L.C.                              87,349  1,201,146        0.1%
    United Utilities Group P.L.C. ADR                             154      4,232        0.0%
*   Vectura Group P.L.C.                                       57,716    145,065        0.0%
    Vedanta Resources P.L.C.                                   31,877    196,704        0.0%
    Vesuvius P.L.C.                                            67,651    318,952        0.0%
    Victrex P.L.C.                                             29,981    614,716        0.0%
    Vitec Group P.L.C. (The)                                    9,130     72,905        0.0%
    Vodafone Group P.L.C.                                     793,112  2,555,280        0.1%
    Vodafone Group P.L.C. Sponsored ADR                       137,812  4,511,980        0.2%
*   Volex P.L.C.                                                1,437        687        0.0%
    Weir Group P.L.C. (The)                                    41,061    721,263        0.0%
    WH Smith P.L.C.                                            26,244    642,926        0.0%
    Whitbread P.L.C.                                           31,532  1,787,294        0.1%
    William Hill P.L.C.                                       349,049  1,598,057        0.1%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                              SHARES     VALUE++      ASSETS**
                                                              ------- -------------- ----------
UNITED KINGDOM -- (Continued)
    Wilmington P.L.C.                                           2,776 $       10,381        0.0%
*   Wincanton P.L.C.                                           14,780         36,203        0.0%
    Wireless Group P.L.C.                                      11,902         31,453        0.0%
    WM Morrison Supermarkets P.L.C.                           759,515      2,125,191        0.1%
    Wolseley P.L.C.                                            36,508      2,044,889        0.1%
    Wolseley P.L.C. ADR                                           925          5,251        0.0%
    WPP P.L.C.                                                 10,700        249,980        0.0%
    WPP P.L.C. Sponsored ADR                                   17,868      2,093,236        0.1%
    WS Atkins P.L.C.                                           25,453        496,671        0.0%
    Xaar P.L.C.                                                15,172        107,463        0.0%
*   Xchanging P.L.C.                                           61,017        168,608        0.0%
                                                                      --------------       ----
TOTAL UNITED KINGDOM                                                     295,583,499       13.2%
                                                                      --------------       ----
TOTAL COMMON STOCKS                                                    2,206,824,467       98.4%
                                                                      --------------       ----
PREFERRED STOCKS -- (0.8%)

BRAZIL -- (0.5%)
    Alpargatas SA                                              56,007        150,633        0.0%
    Banco ABC Brasil SA                                        29,600        101,987        0.0%
    Banco Bradesco SA                                          89,450        673,622        0.1%
    Banco Bradesco SA ADR                                      52,364        391,159        0.0%
    Banco Daycoval SA                                           3,700          9,618        0.0%
    Banco do Estado do Rio Grande do Sul SA Class B            73,294        181,357        0.0%
    Banco Pan SA                                               66,997         30,973        0.0%
    Braskem SA Class A                                         14,800        105,645        0.0%
    Centrais Eletricas Brasileiras SA Class B                  49,900        185,860        0.0%
    Centrais Eletricas Santa Catarina                           2,600          9,828        0.0%
    Cia Brasileira de Distribuicao                             34,729        511,052        0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                    5,100         59,656        0.0%
    Cia de Saneamento do Parana                                30,800         38,329        0.0%
    Cia de Transmissao de Energia Eletrica Paulista             9,749        160,157        0.0%
    Cia Energetica de Minas Gerais                            140,037        278,913        0.0%
    Cia Energetica de Sao Paulo Class B                        29,400        123,097        0.0%
    Cia Energetica do Ceara Class A                             2,332         26,342        0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                         11,500         29,325        0.0%
    Cia Paranaense de Energia                                  21,205        174,548        0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA     21,846         54,500        0.0%
    Eucatex SA Industria e Comercio                             4,600          3,451        0.0%
    Gerdau SA                                                 208,149        472,674        0.0%
    Itau Unibanco Holding SA                                  283,448      2,709,003        0.1%
    Itau Unibanco Holding SA ADR                               19,858        189,247        0.0%
    Lojas Americanas SA                                        87,552        408,071        0.0%
    Marcopolo SA                                              200,500        137,582        0.0%
*   Oi SA                                                      52,052         15,438        0.0%
*   Petroleo Brasileiro SA                                    302,363        899,374        0.1%
*   Petroleo Brasileiro SA Sponsored ADR                       72,469        427,567        0.0%
    Randon SA Implementos e Participacoes                     105,900         87,756        0.0%
    Suzano Papel e Celulose SA Class A                         78,725        300,548        0.0%
    Telefonica Brasil SA                                        7,400         91,143        0.0%
    Usinas Siderurgicas de Minas Gerais SA Class A            167,105        121,469        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
BRAZIL -- (Continued)
    Vale SA                                                   158,800 $   726,761        0.1%
                                                                      -----------        ---
TOTAL BRAZIL                                                            9,886,685        0.4%
                                                                      -----------        ---
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                            17,884      60,782        0.0%
                                                                      -----------        ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                        56,456      41,420        0.0%
    Banco Davivienda SA                                        15,303     144,183        0.0%
    Grupo Argos SA                                              2,240      13,761        0.0%
    Grupo Aval Acciones y Valores SA                           34,933      14,593        0.0%
    Grupo de Inversiones Suramericana SA                        3,227      43,046        0.0%
                                                                      -----------        ---
TOTAL COLOMBIA                                                            257,003        0.0%
                                                                      -----------        ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                 9,566     761,638        0.0%
    Biotest AG                                                  3,732      67,805        0.0%
    Draegerwerk AG & Co. KGaA                                   1,935     128,578        0.0%
    Fuchs Petrolub SE                                          11,114     475,910        0.0%
    Henkel AG & Co. KGaA                                        3,488     398,395        0.0%
    Jungheinrich AG                                             5,535     522,204        0.0%
    Porsche Automobil Holding SE                               13,662     763,204        0.1%
    Sartorius AG                                                1,340     331,144        0.0%
    Sixt SE                                                     7,753     339,591        0.0%
    STO SE & Co. KGaA                                             791      97,690        0.0%
    Villeroy & Boch AG                                          1,995      31,016        0.0%
    Volkswagen AG                                              21,325   3,093,471        0.2%
                                                                      -----------        ---
TOTAL GERMANY                                                           7,010,646        0.3%
                                                                      -----------        ---
UNITED KINGDOM -- (0.0%)
    McBride                                                   580,908         849        0.0%
                                                                      -----------        ---
TOTAL PREFERRED STOCKS                                                 17,215,965        0.7%
                                                                      -----------        ---
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG Rights                                         4,255          --        0.0%
                                                                      -----------        ---
BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo COMGAS Class A Rights 05/27/16        136          83        0.0%
*   Cia de Transmissao de Energia Eletrica Paulista Rights
      05/05/16                                                    214         691        0.0%
*   Randon SA Implementos e Participacoes Rights 05/12/16      15,483       1,846        0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A Rights
      05/23/16                                                 38,614         898        0.0%
                                                                      -----------        ---
TOTAL BRAZIL                                                                3,518        0.0%
                                                                      -----------        ---
GERMANY -- (0.0%)
*   Manz AG Rights 5/19/16                                        880         957        0.0%
                                                                      -----------        ---
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 4/24/17                    606         110        0.0%
*   Glorious Sun Enterprises, Ltd. Rights 5/9/16               85,000         986        0.0%

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                 SHARES      VALUE++      ASSETS**
                                                                --------- -------------- ----------
HONG KONG -- (Continued)
*     International Standard Resources Holdings, Ltd. Warrants
        11/30/16                                                  110,000 $          794        0.0%
                                                                          --------------      -----
TOTAL HONG KONG                                                                    1,890        0.0%
                                                                          --------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                    9,558             --        0.0%
                                                                          --------------      -----
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                       109,515         13,029        0.0%
                                                                          --------------      -----
SOUTH KOREA -- (0.0%)
*     Danal Co., Ltd. Rights 06/08/16                                 255            627        0.0%
*     GS Global Corp. Rights 06/02/16                               6,673          3,748        0.0%
*     Hanjin Kal Corp. Rights 06/19/16                              1,297          4,326        0.0%
*     PARU Co. Rights 01/06/16                                      2,844          3,481        0.0%
                                                                          --------------      -----
TOTAL SOUTH KOREA                                                                 12,182        0.0%
                                                                          --------------      -----
SWEDEN -- (0.0%)
*     Hemfosa Fastigheter AB Rights 5/10/16                        23,891          8,628        0.0%
                                                                          --------------      -----
THAILAND -- (0.0%)
*                                                                  68,250         30,481        0.0%
*     PTL Finance Corp. Rights 05/27/16                               500             12        0.0%
*     True Corp. PCL Rights 06/30/16                              125,424          1,077        0.0%
*     True Rights 04/29/16                                        251,373          2,159        0.0%
                                                                          --------------      -----
TOTAL THAILAND                                                                    33,729        0.0%
                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS                                                             73,933        0.0%
                                                                          --------------      -----
TOTAL INVESTMENT SECURITIES                                                2,224,114,365
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund                            4,815,428     55,714,498        2.5%
                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,093,873,994)                       $2,279,828,863      101.6%
                                                                          ==============      =====

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------
                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                           ------------ ------------ ------- ------------
       Common Stocks
          Australia        $  1,845,285 $108,285,367   --    $110,130,652
          Austria                    --    9,823,513   --       9,823,513
          Belgium             2,882,684   26,088,853   --      28,971,537
          Brazil             30,338,906           --   --      30,338,906
          Canada            140,777,428       28,803   --     140,806,231
          Chile               2,271,891    4,145,993   --       6,417,884
          China              10,752,462   95,458,967   --     106,211,429
          Colombia            1,713,888        1,311   --       1,715,199
          Czech Republic             --      546,515   --         546,515
          Denmark             1,167,277   29,286,074   --      30,453,351
          Egypt                      --      124,787   --         124,787
          Finland                45,424   30,283,427   --      30,328,851
          France              3,180,439  120,238,461   --     123,418,900
          Germany             5,254,190  113,571,216   --     118,825,406
          Greece                     --    1,852,485   --       1,852,485
          Hong Kong             286,891   50,833,951   --      51,120,842
          Hungary                35,179    1,713,246   --       1,748,425
          India               1,675,431   47,096,565   --      48,771,996
          Indonesia             329,347   11,802,808   --      12,132,155
          Ireland             1,647,219    7,698,477   --       9,345,696
          Israel              4,406,561    7,052,788   --      11,459,349
          Italy               1,694,840   44,694,129   --      46,388,969
          Japan              13,436,804  361,099,090   --     374,535,894
          Malaysia                   --   18,067,086   --      18,067,086
          Mexico             24,899,825            6   --      24,899,831
          Netherlands         7,912,779   40,335,141   --      48,247,920
          New Zealand            29,962    9,508,377   --       9,538,339
          Norway              1,268,881   13,226,800   --      14,495,681
          Peru                  566,123           --   --         566,123
          Philippines            36,900    6,887,055   --       6,923,955
          Poland                     --    7,425,462   --       7,425,462
          Portugal                   --    5,523,822   --       5,523,822
          Russia                255,299    6,185,613   --       6,440,912
          Singapore                  --   20,411,186   --      20,411,186
          South Africa        7,320,343   34,322,992   --      41,643,335
          South Korea         4,899,336   88,702,435   --      93,601,771
          Spain               3,526,177   40,174,555   --      43,700,732
          Sweden                750,917   52,923,595   --      53,674,512
          Switzerland        15,501,540  106,911,172   --     122,412,712
          Taiwan              3,100,251   73,971,541   --      77,071,792
          Thailand           12,380,678        3,399   --      12,384,077
          Turkey                 98,896    8,643,852   --       8,742,748
          United Kingdom     69,400,027  226,183,472   --     295,583,499
       Preferred Stocks
          Brazil              9,886,685           --   --       9,886,685
          Chile                      --       60,782   --          60,782
          Colombia              257,003           --   --         257,003
          Germany                    --    7,010,646   --       7,010,646
          United Kingdom             --          849   --             849
       Rights/Warrants
          Austria                    --           --   --              --
          Brazil                     --        3,518   --           3,518
          Germany                    --          957   --             957
          Hong Kong                  --        1,890   --           1,890
          Norway                     --           --   --              --
          Singapore                  --       13,029   --          13,029

T.A.WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

    South Korea                           --         12,182 --          12,182
    Sweden                                --          8,628 --           8,628
    Thailand                              --         33,729 --          33,729
 Securities Lending Collateral            --     55,714,498 --      55,714,498
 Forward Currency Contracts**             --             74 --              74
                                ------------ -------------- --  --------------
 TOTAL                          $385,833,768 $1,893,995,169 --  $2,279,828,937
                                ============ ============== ==  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
*   1-800-Flowers.com, Inc. Class A            44,330 $    347,990       0.0%
    A.H. Belo Corp. Class A                     7,356       36,265       0.0%
    Aaron's, Inc.                               4,830      126,594       0.0%
#   Arctic Cat, Inc.                            3,436       57,141       0.0%
#*  Ascent Capital Group, Inc. Class A          8,564      129,059       0.0%
#   Autoliv, Inc.                               9,404    1,151,708       0.0%
*   Ballantyne Strong, Inc.                     9,030       40,816       0.0%
*   Barnes & Noble Education, Inc.              7,710       72,166       0.0%
    Barnes & Noble, Inc.                       12,200      143,350       0.0%
    Bassett Furniture Industries, Inc.          2,900       85,579       0.0%
    Beasley Broadcast Group, Inc. Class A       9,471       36,274       0.0%
*   Beazer Homes USA, Inc.                      4,326       35,560       0.0%
*   Belmond, Ltd. Class A                      75,198      688,814       0.0%
#   Best Buy Co., Inc.                        197,800    6,345,424       0.1%
    Big 5 Sporting Goods Corp.                  8,501      102,777       0.0%
*   Biglari Holdings, Inc.                          8        2,992       0.0%
*   BJ's Restaurants, Inc.                     25,971    1,158,307       0.0%
    Bob Evans Farms, Inc.                      52,387    2,385,704       0.1%
*   Build-A-Bear Workshop, Inc.                25,874      340,761       0.0%
#*  Cabela's, Inc.                             53,051    2,766,610       0.1%
    Cable One, Inc.                             5,780    2,652,789       0.1%
    Caleres, Inc.                              74,697    1,883,111       0.0%
    Callaway Golf Co.                          38,543      359,992       0.0%
*   Cambium Learning Group, Inc.               37,733      171,685       0.0%
    Canterbury Park Holding Corp.               2,755       29,616       0.0%
    Carnival Corp.                            489,649   24,017,283       0.5%
#   Carriage Services, Inc.                    20,916      510,978       0.0%
*   Cavco Industries, Inc.                      7,600      666,444       0.0%
    CBS Corp. Class A                          28,263    1,695,497       0.0%
    CBS Corp. Class B                         201,625   11,272,854       0.2%
*   Christopher & Banks Corp.                  56,231      146,201       0.0%
    Churchill Downs, Inc.                       7,682    1,030,771       0.0%
    Citi Trends, Inc.                           3,415       61,333       0.0%
    Columbia Sportswear Co.                     8,634      505,693       0.0%
    Comcast Corp. Class A                   3,718,201  225,917,893       4.2%
#*  Conn's, Inc.                               25,450      349,683       0.0%
#   Core-Mark Holding Co., Inc.                48,118    3,929,316       0.1%
    CSS Industries, Inc.                       10,852      303,422       0.0%
    CST Brands, Inc.                           50,181    1,895,336       0.1%
    Culp, Inc.                                 10,036      263,345       0.0%
*   Delta Apparel, Inc.                         7,532      152,523       0.0%
    Destination Maternity Corp.                   200        1,394       0.0%
#   DeVry Education Group, Inc.                 8,757      151,934       0.0%
#   Dillard's, Inc. Class A                   120,300    8,475,135       0.2%
#*  Discovery Communications, Inc. Class B      3,762      102,533       0.0%
*   Discovery Communications, Inc. Class C      3,762      100,746       0.0%
#*  Dixie Group, Inc. (The)                    11,800       55,696       0.0%
*   Dorman Products, Inc.                      20,712    1,114,098       0.0%
    Dover Motorsports, Inc.                    15,098       34,725       0.0%
    DR Horton, Inc.                           208,125    6,256,237       0.1%
*   DreamWorks Animation SKG, Inc. Class A     46,429    1,853,446       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
            Educational Development Corp.                     1,679 $    23,959       0.0%
*           Eldorado Resorts, Inc.                           18,512     242,692       0.0%
            Escalade, Inc.                                      277       3,305       0.0%
#*          EW Scripps Co. (The) Class A                     81,265   1,233,603       0.0%
#*          Federal-Mogul Holdings Corp.                     36,417     336,493       0.0%
            Flanigan's Enterprises, Inc.                        865      15,994       0.0%
            Flexsteel Industries, Inc.                        2,068      84,561       0.0%
            Ford Motor Co.                                2,262,492  30,679,392       0.6%
            Fred's, Inc. Class A                             47,275     693,524       0.0%
*           FTD Cos., Inc.                                   24,893     692,274       0.0%
*           Fuel Systems Solutions, Inc.                      3,398      18,009       0.0%
*           G-III Apparel Group, Ltd.                        22,788   1,031,157       0.0%
*           Gaiam, Inc. Class A                               4,388      29,092       0.0%
#           GameStop Corp. Class A                          104,752   3,435,866       0.1%
*           Gaming Partners International Corp.                 500       4,525       0.0%
            Gannett Co., Inc.                                59,819   1,007,950       0.0%
            General Motors Co.                              802,642  25,524,016       0.5%
*           Genesco, Inc.                                     7,056     488,134       0.0%
            Graham Holdings Co. Class B                       5,780   2,754,401       0.1%
*           Gray Television, Inc.                            46,874     602,331       0.0%
            Group 1 Automotive, Inc.                         57,936   3,814,506       0.1%
            Harte-Hanks, Inc.                                55,608     101,207       0.0%
            Haverty Furniture Cos., Inc.                     33,479     625,053       0.0%
*           Helen of Troy, Ltd.                              64,389   6,408,637       0.1%
#*          hhgregg, Inc.                                    36,388      70,957       0.0%
            Hooker Furniture Corp.                           14,814     367,387       0.0%
*           Hyatt Hotels Corp. Class A                       14,601     699,096       0.0%
#*          Iconix Brand Group, Inc.                         65,319     553,905       0.0%
            International Speedway Corp. Class A             24,844     832,026       0.0%
*           J Alexander's Holdings, Inc.                      2,666      27,460       0.0%
#*          JAKKS Pacific, Inc.                              13,103      98,273       0.0%
#*          JC Penney Co., Inc.                              85,215     790,795       0.0%
            Johnson Outdoors, Inc. Class A                   15,588     376,138       0.0%
#           KB Home                                          30,800     417,956       0.0%
#           Kohl's Corp.                                     14,353     635,838       0.0%
            La-Z-Boy, Inc.                                   56,332   1,457,309       0.0%
*           Lakeland Industries, Inc.                        11,757     102,168       0.0%
#*          Lands' End, Inc.                                 21,056     512,292       0.0%
#           Lennar Corp. Class A                            224,100  10,153,971       0.2%
            Lennar Corp. Class B                              7,868     282,933       0.0%
#*          Liberty Braves Group Class A                      9,638     150,738       0.0%
(degrees)#  Liberty Braves Group Class B                        762      11,918       0.0%
*           Liberty Braves Group Class C                     20,801     310,351       0.0%
*           Liberty Broadband Corp. Class A                  24,095   1,381,125       0.0%
(degrees)*  Liberty Broadband Corp. Class B                   1,905     118,329       0.0%
*           Liberty Broadband Corp. Class C                  67,601   3,870,157       0.1%
*           Liberty Interactive Corp., QVC Group Class A    882,463  23,120,531       0.4%
#*          Liberty Interactive Corp., QVC Group Class B     35,706     934,605       0.0%
*           Liberty Media Group Class A                      24,095     440,938       0.0%
(degrees)#  Liberty Media Group Class B                       1,905      35,223       0.0%
*           Liberty Media Group Class C                      52,002     936,036       0.0%
*           Liberty SiriusXM Group Class A                   96,383   3,158,471       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Liberty SiriusXM Group Class B                7,622 $   255,108       0.0%
*   Liberty SiriusXM Group Class C              208,010   6,660,480       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A   76,802   1,694,252       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B    3,570      82,289       0.0%
*   Liberty Ventures Series A                   202,261   8,090,440       0.2%
#*  Liberty Ventures Series B                     8,645     347,615       0.0%
    Lifetime Brands, Inc.                        16,431     283,763       0.0%
#   Lithia Motors, Inc. Class A                  34,933   2,900,138       0.1%
#*  Live Nation Entertainment, Inc.             145,347   3,122,054       0.1%
*   Loral Space & Communications, Inc.            1,920      70,426       0.0%
*   Luby's, Inc.                                 32,226     162,097       0.0%
*   M/I Homes, Inc.                              37,930     762,393       0.0%
*   Madison Square Garden Co. (The) Class A       9,852   1,546,567       0.0%
    Marcus Corp. (The)                           18,899     365,696       0.0%
*   MarineMax, Inc.                              29,164     554,408       0.0%
    Marriott Vacations Worldwide Corp.            2,531     158,542       0.0%
#*  McClatchy Co. (The) Class A                  60,603      67,269       0.0%
*   Media General, Inc.                          25,196     436,647       0.0%
    Meredith Corp.                               32,676   1,676,606       0.0%
*   Meritage Homes Corp.                         28,156     958,149       0.0%
*   MGM Resorts International                   227,871   4,853,652       0.1%
*   Modine Manufacturing Co.                     14,650     158,367       0.0%
*   Mohawk Industries, Inc.                      98,740  19,020,286       0.4%
*   Monarch Casino & Resort, Inc.                 1,103      20,957       0.0%
*   Motorcar Parts of America, Inc.              13,074     419,283       0.0%
    Movado Group, Inc.                           36,900   1,040,949       0.0%
*   MSG Networks, Inc. Class A                   29,558     505,146       0.0%
*   Murphy USA, Inc.                             30,778   1,767,273       0.0%
    NACCO Industries, Inc. Class A                6,832     406,641       0.0%
*   New York & Co., Inc.                          6,926      25,765       0.0%
#   Newell Brands, Inc.                         209,562   9,543,453       0.2%
    News Corp. Class A                          402,247   4,995,908       0.1%
#   News Corp. Class B                           99,903   1,294,743       0.0%
*   Office Depot, Inc.                          181,609   1,067,861       0.0%
    Penske Automotive Group, Inc.                43,845   1,715,655       0.0%
*   Perry Ellis International, Inc.              19,169     365,169       0.0%
#   PulteGroup, Inc.                            143,221   2,633,834       0.1%
    PVH Corp.                                    31,964   3,055,758       0.1%
    RCI Hospitality Holdings, Inc.               12,026     123,267       0.0%
#*  Red Robin Gourmet Burgers, Inc.              31,175   2,022,010       0.1%
*   Regis Corp.                                  49,623     678,346       0.0%
    Rent-A-Center, Inc.                          76,435   1,123,594       0.0%
    Rocky Brands, Inc.                            8,729     105,184       0.0%
#   Royal Caribbean Cruises, Ltd.               322,500  24,961,500       0.5%
#*  Ruby Tuesday, Inc.                           17,500      77,000       0.0%
    Saga Communications, Inc. Class A             8,693     365,541       0.0%
    Salem Media Group, Inc.                      10,922      84,864       0.0%
    Scholastic Corp.                             30,900   1,124,142       0.0%
*   Sequential Brands Group, Inc.                    70         389       0.0%
    Service Corp. International                 274,069   7,309,420       0.2%
#*  Shiloh Industries, Inc.                      15,461      99,723       0.0%
    Shoe Carnival, Inc.                          33,450     857,323       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Spartan Motors, Inc.                        16,820 $     81,745       0.0%
    Speedway Motorsports, Inc.                  16,132      282,633       0.0%
    Stage Stores, Inc.                          37,214      273,895       0.0%
    Standard Motor Products, Inc.               37,342    1,326,014       0.0%
    Staples, Inc.                              426,509    4,350,392       0.1%
*   Starz Class B                                7,422      186,812       0.0%
*   Stoneridge, Inc.                            19,361      276,088       0.0%
    Strattec Security Corp.                      5,224      276,350       0.0%
    Superior Industries International, Inc.     23,275      607,943       0.0%
    Superior Uniform Group, Inc.                17,956      341,523       0.0%
*   Sypris Solutions, Inc.                       8,460        9,644       0.0%
    Tailored Brands, Inc.                       52,860      920,821       0.0%
*   Tandy Leather Factory, Inc.                  9,974       70,317       0.0%
    Target Corp.                                 4,925      391,537       0.0%
    TEGNA, Inc.                                119,639    2,794,767       0.1%
    Time Warner Cable, Inc.                    693,942  147,192,038       2.8%
    Time Warner, Inc.                        1,534,860  115,329,380       2.2%
    Time, Inc.                                 191,857    2,820,298       0.1%
#*  Toll Brothers, Inc.                        187,706    5,124,374       0.1%
*   Trans World Entertainment Corp.              5,781       22,430       0.0%
#*  Tuesday Morning Corp.                       60,500      525,140       0.0%
    Twenty-First Century Fox, Inc. Class A   1,287,383   38,956,210       0.7%
    Twenty-First Century Fox, Inc. Class B     550,972   16,595,277       0.3%
*   Unifi, Inc.                                 43,422    1,118,551       0.0%
*   Universal Electronics, Inc.                  3,206      212,910       0.0%
    Vail Resorts, Inc.                          11,600    1,503,824       0.0%
*   Vista Outdoor, Inc.                         77,610    3,723,728       0.1%
*   VOXX International Corp.                     3,750       16,838       0.0%
    Walt Disney Co. (The)                       26,220    2,707,477       0.1%
    Wendy's Co. (The)                          242,704    2,635,765       0.1%
#*  West Marine, Inc.                           26,468      265,209       0.0%
    Whirlpool Corp.                             30,049    5,232,733       0.1%
    Wyndham Worldwide Corp.                     94,848    6,729,466       0.1%
                                                       ------------      ----
Total Consumer Discretionary                            928,633,278      17.3%
                                                       ------------      ----
Consumer Staples -- (8.5%)
    Alico, Inc.                                    960       27,754       0.0%
*   Alliance One International, Inc.             3,508       89,489       0.0%
    Andersons, Inc. (The)                       23,660      792,847       0.0%
    Archer-Daniels-Midland Co.                 813,476   32,490,231       0.6%
    Bunge, Ltd.                                121,368    7,585,500       0.2%
*   CCA Industries, Inc.                         8,323       27,716       0.0%
*   Central Garden & Pet Co.                    25,184      409,744       0.0%
*   Central Garden & Pet Co. Class A            48,121      783,891       0.0%
    Constellation Brands, Inc. Class A         249,042   38,865,494       0.7%
    Constellation Brands, Inc. Class B          12,715    1,996,255       0.1%
#*  Craft Brew Alliance, Inc.                    9,754       83,104       0.0%
    CVS Health Corp.                         1,510,745  151,829,872       2.8%
#   Fresh Del Monte Produce, Inc.               39,437    1,706,045       0.0%
#*  Hain Celestial Group, Inc. (The)            87,292    3,654,043       0.1%
    Ingles Markets, Inc. Class A                11,437      412,533       0.0%
    Ingredion, Inc.                             62,117    7,149,045       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                    108,204 $ 13,739,744       0.3%
    John B Sanfilippo & Son, Inc.            10,428      576,981       0.0%
    Kraft Heinz Co. (The)                    12,665      988,757       0.0%
#*  Landec Corp.                             37,056      416,880       0.0%
*   Mannatech, Inc.                             717       14,942       0.0%
    MGP Ingredients, Inc.                     4,788      126,499       0.0%
    Molson Coors Brewing Co. Class A          1,908      178,369       0.0%
    Molson Coors Brewing Co. Class B        186,550   17,839,776       0.3%
    Mondelez International, Inc. Class A  2,081,099   89,404,013       1.7%
*   Nutraceutical International Corp.        14,615      344,768       0.0%
    Oil-Dri Corp. of America                  5,047      168,368       0.0%
*   Omega Protein Corp.                      25,852      480,589       0.0%
#*  Post Holdings, Inc.                      50,201    3,606,440       0.1%
    Reynolds American, Inc.                 188,277    9,338,539       0.2%
    Sanderson Farms, Inc.                    16,100    1,477,014       0.0%
*   Seaboard Corp.                            1,812    5,441,436       0.1%
*   Seneca Foods Corp. Class A                6,301      205,350       0.0%
*   Seneca Foods Corp. Class B                  300        9,909       0.0%
    Snyder's-Lance, Inc.                     32,153    1,027,931       0.0%
    SpartanNash Co.                          34,281      949,584       0.0%
#   Spectrum Brands Holdings, Inc.           46,130    5,240,368       0.1%
#*  TreeHouse Foods, Inc.                    24,190    2,138,396       0.1%
#   Tyson Foods, Inc. Class A               405,030   26,659,075       0.5%
    Universal Corp.                          22,290    1,215,919       0.0%
    Wal-Mart Stores, Inc.                     8,438      564,249       0.0%
    Walgreens Boots Alliance, Inc.          415,953   32,976,754       0.6%
    Weis Markets, Inc.                       11,602      528,123       0.0%
                                                    ------------       ---
Total Consumer Staples                               463,562,336       8.6%
                                                    ------------       ---
Energy -- (13.6%)
    Adams Resources & Energy, Inc.            6,004      241,661       0.0%
    Alon USA Energy, Inc.                    33,484      351,582       0.0%
    Anadarko Petroleum Corp.                475,268   25,075,140       0.5%
#   Apache Corp.                             77,083    4,193,315       0.1%
    Archrock, Inc.                           69,200      681,620       0.0%
#   Atwood Oceanics, Inc.                     4,600       44,436       0.0%
    Baker Hughes, Inc.                      127,976    6,188,919       0.1%
*   Barnwell Industries, Inc.                 8,038       13,665       0.0%
#   Bristow Group, Inc.                      40,138      919,963       0.0%
#*  C&J Energy Services, Ltd.                37,416       54,253       0.0%
    California Resources Corp.              139,823      307,611       0.0%
*   Callon Petroleum Co.                     13,214      138,879       0.0%
    Chevron Corp.                         1,059,509  108,260,630       2.0%
#*  Cloud Peak Energy, Inc.                  33,115       73,184       0.0%
    ConocoPhillips                        1,728,838   82,621,168       1.5%
*   Contango Oil & Gas Co.                    1,064       13,385       0.0%
*   Dawson Geophysical Co.                   30,611      157,341       0.0%
    Delek US Holdings, Inc.                  52,256      830,348       0.0%
    Denbury Resources, Inc.                 289,460    1,117,316       0.0%
    Devon Energy Corp.                       81,126    2,813,450       0.1%
    EOG Resources, Inc.                     152,054   12,562,701       0.2%
*   Era Group, Inc.                          24,458      233,085       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Energy -- (Continued)
*   Exterran Corp.                               34,600 $    529,380       0.0%
    Exxon Mobil Corp.                         2,285,264  202,017,338       3.8%
#   Green Plains, Inc.                           26,534      480,265       0.0%
    Gulf Island Fabrication, Inc.                15,018      112,785       0.0%
#*  Gulfmark Offshore, Inc. Class A              27,750      188,145       0.0%
    Halliburton Co.                              47,970    1,981,641       0.0%
#*  Harvest Natural Resources, Inc.              35,577       20,279       0.0%
#*  Helix Energy Solutions Group, Inc.          103,010      888,976       0.0%
#   Helmerich & Payne, Inc.                     108,670    7,185,260       0.1%
    Hess Corp.                                  178,172   10,622,615       0.2%
    HollyFrontier Corp.                          32,210    1,146,676       0.0%
#*  Hornbeck Offshore Services, Inc.             29,719      348,901       0.0%
    Kinder Morgan, Inc.                         260,042    4,618,346       0.1%
    Marathon Oil Corp.                          467,019    6,580,298       0.1%
    Marathon Petroleum Corp.                    903,936   35,325,819       0.7%
*   Matrix Service Co.                           15,423      290,569       0.0%
#   Murphy Oil Corp.                            148,967    5,324,081       0.1%
    Nabors Industries, Ltd.                     181,974    1,783,345       0.0%
    National Oilwell Varco, Inc.                250,948    9,044,166       0.2%
*   Natural Gas Services Group, Inc.             15,026      345,448       0.0%
*   Newpark Resources, Inc.                      97,395      454,835       0.0%
#   Noble Corp. P.L.C.                           74,243      833,749       0.0%
    Noble Energy, Inc.                          133,794    4,831,301       0.1%
    Overseas Shipholding Group, Inc. Class A        235          477       0.0%
#*  Parker Drilling Co.                         142,573      436,273       0.0%
#   Patterson-UTI Energy, Inc.                  152,325    3,008,419       0.1%
#*  PDC Energy, Inc.                             24,103    1,513,427       0.0%
*   PHI, Inc. Non-voting                         15,570      349,079       0.0%
*   PHI, Inc. Voting                              1,099       22,991       0.0%
    Phillips 66                                 883,414   72,537,123       1.4%
*   Pioneer Energy Services Corp.                74,262      230,955       0.0%
    Pioneer Natural Resources Co.                88,400   14,683,240       0.3%
    QEP Resources, Inc.                          33,043      592,461       0.0%
*   Renewable Energy Group, Inc.                  2,882       28,013       0.0%
*   REX American Resources Corp.                  4,050      220,198       0.0%
    Rowan Cos. P.L.C. Class A                   118,378    2,226,690       0.1%
    Schlumberger, Ltd.                          602,942   48,440,360       0.9%
#*  SEACOR Holdings, Inc.                        20,471    1,203,081       0.0%
    SemGroup Corp. Class A                        4,727      144,930       0.0%
#   Ship Finance International, Ltd.             12,481      189,337       0.0%
    Superior Energy Services, Inc.               75,686    1,276,066       0.0%
#   Teekay Corp.                                 37,720      422,464       0.0%
    Tesco Corp.                                   3,745       35,428       0.0%
    Tesoro Corp.                                168,807   13,452,230       0.3%
*   TETRA Technologies, Inc.                     25,510      183,672       0.0%
#   Tidewater, Inc.                              49,127      430,352       0.0%
    Transocean, Ltd.                            252,980    2,803,018       0.1%
#*  Triangle Petroleum Corp.                      1,631          732       0.0%
*   Unit Corp.                                   52,140      660,092       0.0%
    Valero Energy Corp.                         605,899   35,669,274       0.7%
*   Weatherford International P.L.C.            281,383    2,287,644       0.1%
    Western Refining, Inc.                       47,810    1,279,396       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Energy -- (Continued)
#*  Whiting Petroleum Corp.                         16,007 $    192,084       0.0%
*   Willbros Group, Inc.                            18,620       59,584       0.0%
                                                           ------------      ----
Total Energy                                                746,426,960      13.9%
                                                           ------------      ----
Financials -- (18.6%)
    1st Source Corp.                                45,305    1,560,304       0.0%
    Aflac, Inc.                                     81,778    5,640,229       0.1%
    Alexander & Baldwin, Inc.                       66,838    2,555,885       0.1%
*   Alleghany Corp.                                  3,115    1,623,787       0.0%
    Allied World Assurance Co. Holdings AG          76,431    2,719,415       0.1%
    Allstate Corp. (The)                           211,174   13,736,869       0.3%
    American Equity Investment Life Holding Co.     88,700    1,241,800       0.0%
    American Financial Group, Inc.                 173,596   11,997,220       0.2%
*   American Independence Corp.                        173        3,773       0.0%
    American International Group, Inc.             899,581   50,214,611       1.0%
    American National Insurance Co.                 23,302    2,705,828       0.1%
    Ameris Bancorp                                  12,022      377,491       0.0%
    AmeriServ Financial, Inc.                       33,075      101,871       0.0%
*   Arch Capital Group, Ltd.                         3,094      218,096       0.0%
    Argo Group International Holdings, Ltd.         46,942    2,580,402       0.1%
    Aspen Insurance Holdings, Ltd.                 102,623    4,756,576       0.1%
    Associated Banc-Corp                            31,434      573,356       0.0%
    Assurant, Inc.                                  65,820    5,566,397       0.1%
    Assured Guaranty, Ltd.                         122,989    3,181,725       0.1%
*   Asta Funding, Inc.                               7,527       75,345       0.0%
    Astoria Financial Corp.                         19,344      290,934       0.0%
*   Atlanticus Holdings Corp.                       19,218       58,038       0.0%
#*  AV Homes, Inc.                                   3,852       44,298       0.0%
    Axis Capital Holdings, Ltd.                      8,510      453,328       0.0%
    Baldwin & Lyons, Inc. Class A                      300        7,065       0.0%
    Baldwin & Lyons, Inc. Class B                    6,556      160,229       0.0%
*   Bancorp, Inc. (The)                                459        2,603       0.0%
    Bank Mutual Corp.                               14,475      116,958       0.0%
    Bank of America Corp.                        5,529,894   80,515,257       1.5%
    Bank of New York Mellon Corp. (The)            497,075   20,002,298       0.4%
    BankFinancial Corp.                             21,475      265,431       0.0%
    BB&T Corp.                                     120,935    4,278,680       0.1%
    BCB Bancorp, Inc.                                1,059       10,717       0.0%
    Berkshire Hills Bancorp, Inc.                   30,747      834,474       0.0%
    Capital City Bank Group, Inc.                   15,389      228,065       0.0%
    Capital One Financial Corp.                    373,787   27,058,441       0.5%
*   Cascade Bancorp                                 15,799       95,584       0.0%
    Cathay General Bancorp                          17,730      541,120       0.0%
    CenterState Banks, Inc.                            747       12,169       0.0%
#   Century Bancorp, Inc. Class A                      495       21,038       0.0%
    Chicopee Bancorp, Inc.                             366        6,654       0.0%
    Chubb, Ltd.                                     78,818    9,289,489       0.2%
    Cincinnati Financial Corp.                      16,626    1,097,482       0.0%
#   CIT Group, Inc.                                 45,907    1,587,005       0.0%
    Citigroup, Inc.                              2,111,653   97,727,301       1.8%
    Citizens Community Bancorp, Inc.                10,355       94,955       0.0%
    CME Group, Inc.                                414,385   38,086,125       0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
    CNA Financial Corp.                            243,632 $ 7,698,771       0.2%
    CNO Financial Group, Inc.                      301,264   5,534,220       0.1%
    Codorus Valley Bancorp, Inc.                       138       2,890       0.0%
    Comerica, Inc.                                  16,431     729,536       0.0%
    Community West Bancshares                          400       2,904       0.0%
*   Consumer Portfolio Services, Inc.               30,005     118,520       0.0%
#*  Cowen Group, Inc. Class A                       15,961      55,624       0.0%
    Donegal Group, Inc. Class A                     13,586     208,002       0.0%
    Donegal Group, Inc. Class B                        300       4,394       0.0%
*   E*TRADE Financial Corp.                         89,699   2,258,621       0.1%
    Eastern Virginia Bankshares, Inc.                  307       2,155       0.0%
    EMC Insurance Group, Inc.                       27,511     727,941       0.0%
#*  Emergent Capital, Inc.                           3,602      15,777       0.0%
    Endurance Specialty Holdings, Ltd.              94,576   6,050,972       0.1%
    Enterprise Financial Services Corp.              3,235      88,542       0.0%
    ESSA Bancorp, Inc.                               8,217     111,340       0.0%
    Evans Bancorp, Inc.                              1,681      41,016       0.0%
    Everest Re Group, Ltd.                          34,913   6,455,414       0.1%
    Farmers Capital Bank Corp.                         302       8,489       0.0%
    FBL Financial Group, Inc. Class A               24,660   1,491,190       0.0%
    Federal Agricultural Mortgage Corp. Class A        177       6,791       0.0%
    Federal Agricultural Mortgage Corp. Class C      9,200     374,256       0.0%
    Federated National Holding Co.                  13,665     260,318       0.0%
    Fidelity Southern Corp.                          7,213     116,562       0.0%
    Fifth Third Bancorp                             92,166   1,687,559       0.0%
*   First Acceptance Corp.                          27,414      47,700       0.0%
#   First American Financial Corp.                  61,982   2,232,592       0.1%
    First Bancorp                                   16,138     329,215       0.0%
    First Business Financial Services, Inc.            964      24,399       0.0%
    First Citizens BancShares, Inc. Class A          8,627   2,199,885       0.1%
    First Commonwealth Financial Corp.              30,547     280,421       0.0%
    First Community Bancshares, Inc.                   183       3,808       0.0%
    First Defiance Financial Corp.                  10,880     430,630       0.0%
    First Financial Northwest, Inc.                 25,371     346,060       0.0%
    First Merchants Corp.                           41,623   1,067,630       0.0%
    First Midwest Bancorp, Inc.                      7,168     132,465       0.0%
    First South Bancorp, Inc.                        2,278      19,591       0.0%
    FNB Corp.                                       63,117     834,407       0.0%
    FNF Group                                       46,321   1,477,640       0.0%
*   FNFV Group                                      15,438     166,267       0.0%
    Fox Chase Bancorp, Inc.                            351       6,918       0.0%
#*  Genworth Financial, Inc. Class A                34,964     119,927       0.0%
    German American Bancorp, Inc.                    4,179     134,689       0.0%
#*  Global Indemnity P.L.C.                          8,282     260,469       0.0%
    Goldman Sachs Group, Inc. (The)                209,155  34,324,427       0.7%
    Great Southern Bancorp, Inc.                     1,616      61,182       0.0%
    Griffin Industrial Realty, Inc.                  1,500      38,550       0.0%
    Guaranty Federal Bancshares, Inc.                1,684      27,365       0.0%
*   Hallmark Financial Services, Inc.               20,834     235,216       0.0%
    Hanover Insurance Group, Inc. (The)             88,829   7,617,975       0.2%
    Hartford Financial Services Group, Inc. (The)  320,787  14,236,527       0.3%
    Heartland Financial USA, Inc.                      465      15,582       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Financials -- (Continued)
    HF Financial Corp.                               400 $      8,040       0.0%
*   Hilltop Holdings, Inc.                        26,171      519,756       0.0%
#   Hingham Institution for Savings                  500       63,995       0.0%
*   HMN Financial, Inc.                            3,456       43,027       0.0%
    Home Bancorp, Inc.                               719       20,074       0.0%
    HopFed Bancorp, Inc.                           6,781       76,286       0.0%
    Horace Mann Educators Corp.                   58,206    1,810,207       0.1%
    Huntington Bancshares, Inc.                   70,847      712,721       0.0%
    Iberiabank Corp.                                 697       41,116       0.0%
    Independence Holding Co.                      13,333      204,928       0.0%
    Infinity Property & Casualty Corp.            15,800    1,266,528       0.0%
    International Bancshares Corp.                   800       20,952       0.0%
    Investment Technology Group, Inc.             23,677      462,175       0.0%
    Investors Title Co.                            1,169      111,324       0.0%
    Janus Capital Group, Inc.                     24,840      362,664       0.0%
    JPMorgan Chase & Co.                       2,192,830  138,586,856       2.6%
    Kemper Corp.                                  46,361    1,435,337       0.0%
    Kentucky First Federal Bancorp                 2,400       22,464       0.0%
    KeyCorp                                      526,210    6,467,121       0.1%
    Lake Sunapee Bank Group                        3,667       52,218       0.0%
    Lakeland Bancorp, Inc.                         8,740       96,927       0.0%
    Landmark Bancorp, Inc.                         2,169       55,700       0.0%
    Legg Mason, Inc.                              56,555    1,815,981       0.1%
    Leucadia National Corp.                       35,258      588,103       0.0%
    Lincoln National Corp.                       172,995    7,516,633       0.2%
    Loews Corp.                                  243,798    9,673,905       0.2%
#   M&T Bank Corp.                                 4,241      501,795       0.0%
    Macatawa Bank Corp.                           18,892      128,655       0.0%
    Mackinac Financial Corp.                       6,893       73,204       0.0%
    Maiden Holdings, Ltd.                          5,792       70,836       0.0%
    MainSource Financial Group, Inc.              45,000      983,250       0.0%
*   Markel Corp.                                     101       90,810       0.0%
    Marlin Business Services Corp.                14,241      210,624       0.0%
    MB Financial, Inc.                            19,678      684,007       0.0%
*   MBIA, Inc.                                    82,267      641,683       0.0%
    MBT Financial Corp.                           24,724      217,571       0.0%
    Mercantile Bank Corp.                          4,422      106,659       0.0%
    Meta Financial Group, Inc.                     1,083       53,738       0.0%
    MetLife, Inc.                                991,138   44,700,324       0.8%
    MidWestOne Financial Group, Inc.                 346        9,813       0.0%
    Morgan Stanley                             1,054,617   28,537,936       0.5%
    MutualFirst Financial, Inc.                    2,300       60,490       0.0%
    Nasdaq, Inc.                                  42,129    2,599,781       0.1%
    National Western Life Group, Inc. Class A        900      195,030       0.0%
*   Navigators Group, Inc. (The)                   3,685      304,418       0.0%
    New York Community Bancorp, Inc.              54,969      826,184       0.0%
*   NewStar Financial, Inc.                       41,166      396,017       0.0%
    Northrim BanCorp, Inc.                         5,734      147,937       0.0%
    OFG Bancorp                                   30,191      266,587       0.0%
    Old Republic International Corp.             172,923    3,197,346       0.1%
    Oppenheimer Holdings, Inc. Class A             3,097       47,322       0.0%
*   Pacific Mercantile Bancorp                     4,174       31,347       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Financials -- (Continued)
    PacWest Bancorp                               1,076 $    43,018       0.0%
    Park Sterling Corp.                           3,253      23,747       0.0%
#   People's United Financial, Inc.              68,700   1,064,850       0.0%
    Peoples Bancorp of North Carolina, Inc.         250       4,828       0.0%
    Peoples Bancorp, Inc.                        15,923     342,185       0.0%
*   PHH Corp.                                    54,576     700,210       0.0%
*   Phoenix Cos., Inc. (The)                      2,631      97,373       0.0%
    Pinnacle Financial Partners, Inc.            23,924   1,176,343       0.0%
*   Piper Jaffray Cos.                              312      13,014       0.0%
    PNC Financial Services Group, Inc. (The)     88,465   7,765,458       0.2%
    Popular, Inc.                                56,536   1,680,250       0.0%
    Premier Financial Bancorp, Inc.               4,434      70,767       0.0%
    Principal Financial Group, Inc.             218,754   9,336,421       0.2%
    Provident Financial Holdings, Inc.              544       9,411       0.0%
#   Provident Financial Services, Inc.           21,059     420,759       0.0%
    Prudential Financial, Inc.                  497,625  38,635,605       0.7%
    Pulaski Financial Corp.                       4,550      73,573       0.0%
#   Radian Group, Inc.                          161,945   2,071,277       0.1%
    Regions Financial Corp.                   1,302,555  12,217,966       0.2%
    Reinsurance Group of America, Inc.          169,166  16,107,987       0.3%
    RenaissanceRe Holdings, Ltd.                 12,667   1,404,897       0.0%
    Renasant Corp.                               42,102   1,445,783       0.0%
#*  Republic First Bancorp, Inc.                  2,174      10,109       0.0%
    Resource America, Inc. Class A               21,051     133,042       0.0%
    Riverview Bancorp, Inc.                       1,682       7,334       0.0%
    Safety Insurance Group, Inc.                 26,197   1,483,012       0.0%
    Sandy Spring Bancorp, Inc.                    9,125     260,884       0.0%
*   Select Bancorp, Inc.                            600       4,914       0.0%
#   Selective Insurance Group, Inc.              45,200   1,568,892       0.0%
    SI Financial Group, Inc.                      5,661      78,801       0.0%
    South State Corp.                             8,549     598,259       0.0%
*   Southern First Bancshares, Inc.               1,216      31,008       0.0%
    Southwest Bancorp, Inc.                      16,974     272,433       0.0%
    State Auto Financial Corp.                   15,100     309,701       0.0%
    State Street Corp.                           12,833     799,496       0.0%
    Sterling Bancorp                             70,552   1,152,820       0.0%
    Stewart Information Services Corp.           12,271     427,276       0.0%
*   Stratus Properties, Inc.                      3,069      73,349       0.0%
    Suffolk Bancorp                                 205       4,918       0.0%
    SunTrust Banks, Inc.                        287,532  12,001,586       0.2%
*   Synchrony Financial                         914,357  27,951,893       0.5%
    Synovus Financial Corp.                      22,796     710,323       0.0%
    Timberland Bancorp, Inc.                      2,500      34,550       0.0%
    Tiptree Financial, Inc. Class A              37,071     205,003       0.0%
    Torchmark Corp.                               7,000     405,230       0.0%
    Travelers Cos., Inc. (The)                  132,163  14,524,714       0.3%
    Trico Bancshares                                854      22,990       0.0%
    Trustmark Corp.                               4,194     102,795       0.0%
    Umpqua Holdings Corp.                        34,932     552,974       0.0%
*   Unico American Corp.                          1,900      21,375       0.0%
    Union Bankshares Corp.                       37,042     978,279       0.0%
#   United Bankshares, Inc.                      12,121     468,961       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Financials -- (Continued)
    United Financial Bancorp, Inc.            9,193 $      119,325       0.0%
    United Fire Group, Inc.                  24,429      1,094,908       0.0%
*   United Security Bancshares                  424          2,281       0.0%
    Unity Bancorp, Inc.                       3,636         42,759       0.0%
    Unum Group                              517,445     17,701,793       0.3%
    Validus Holdings, Ltd.                    8,958        412,874       0.0%
    Valley National Bancorp                     768          7,265       0.0%
    Voya Financial, Inc.                     14,373        466,691       0.0%
    Washington Federal, Inc.                 97,887      2,377,675       0.1%
    Waterstone Financial, Inc.                1,426         19,993       0.0%
    Wells Fargo & Co.                     1,406,844     70,314,063       1.3%
    WesBanco, Inc.                           31,678      1,017,814       0.0%
    West BanCorp, Inc.                        5,278         98,435       0.0%
    Westfield Financial, Inc.                10,811         82,812       0.0%
    Wintrust Financial Corp.                 24,224      1,260,132       0.0%
    WR Berkley Corp.                          5,305        297,080       0.0%
    XL Group P.L.C.                         240,766      7,880,271       0.2%
#   Zions Bancorporation                     53,325      1,467,504       0.0%
                                                    --------------      ----
Total Financials                                     1,016,724,779      18.9%
                                                    --------------      ----
Health Care -- (11.0%)
    Aceto Corp.                              31,686        710,717       0.0%
#*  Addus HomeCare Corp.                      2,044         37,814       0.0%
    Aetna, Inc.                             558,462     62,698,529       1.2%
#*  Albany Molecular Research, Inc.          24,874        374,354       0.0%
*   Alere, Inc.                              45,800      1,786,200       0.0%
*   Allergan P.L.C.                         117,350     25,413,316       0.5%
*   Amsurg Corp.                             30,743      2,489,568       0.1%
    Analogic Corp.                            2,988        236,022       0.0%
#*  AngioDynamics, Inc.                      14,354        175,837       0.0%
#*  Anika Therapeutics, Inc.                 14,671        669,878       0.0%
    Anthem, Inc.                            504,640     71,038,173       1.3%
*   Arrhythmia Research Technology, Inc.      1,200          4,950       0.0%
*   Boston Scientific Corp.               1,204,199     26,396,042       0.5%
*   Brookdale Senior Living, Inc.             4,785         88,331       0.0%
    Cigna Corp.                              42,954      5,950,847       0.1%
*   Community Health Systems, Inc.          105,314      2,009,391       0.1%
    CONMED Corp.                             43,239      1,790,959       0.1%
#   Cooper Cos., Inc. (The)                  13,956      2,136,384       0.1%
*   Cross Country Healthcare, Inc.            7,595         94,406       0.0%
#   CryoLife, Inc.                           17,502        217,025       0.0%
*   Cumberland Pharmaceuticals, Inc.         23,319        110,765       0.0%
*   Cutera, Inc.                              1,289         15,030       0.0%
*   Cynosure, Inc. Class A                    8,077        395,288       0.0%
    Digirad Corp.                            26,711        155,725       0.0%
*   Emergent Biosolutions, Inc.               8,678        334,277       0.0%
*   Enzo Biochem, Inc.                       41,397        206,157       0.0%
*   Exactech, Inc.                            3,390         77,089       0.0%
*   Express Scripts Holding Co.             501,076     36,944,334       0.7%
*   Five Star Quality Care, Inc.             28,953         70,645       0.0%
*   Greatbatch, Inc.                         41,672      1,450,186       0.0%
#*  Harvard Bioscience, Inc.                 32,107         95,358       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Health Care -- (Continued)
*           Healthways, Inc.                       37,281 $    434,324       0.0%
*           Hologic, Inc.                         305,036   10,246,159       0.2%
            Humana, Inc.                          236,814   41,932,655       0.8%
#*          Impax Laboratories, Inc.                4,700      156,745       0.0%
            Invacare Corp.                          7,330       82,389       0.0%
            Kewaunee Scientific Corp.               1,631       27,466       0.0%
            Kindred Healthcare, Inc.               56,891      839,711       0.0%
#           LeMaitre Vascular, Inc.                 5,100       84,558       0.0%
*           LHC Group, Inc.                         1,418       57,202       0.0%
*           LifePoint Health, Inc.                 82,208    5,553,973       0.1%
*           Magellan Health, Inc.                  17,899    1,261,164       0.0%
(degrees)*  Medcath Corp.                          29,240           --       0.0%
            Medtronic P.L.C.                      479,908   37,984,718       0.7%
*           Merit Medical Systems, Inc.            13,395      271,249       0.0%
#*          Molina Healthcare, Inc.                24,941    1,290,946       0.0%
            National HealthCare Corp.               6,484      417,894       0.0%
*           Natus Medical, Inc.                    15,698      500,295       0.0%
*           NuVasive, Inc.                          2,045      108,262       0.0%
*           Nuvectra Corp.                         13,890      116,745       0.0%
*           Omnicell, Inc.                         35,405    1,128,003       0.0%
            PerkinElmer, Inc.                      76,500    3,857,130       0.1%
#           Pfizer, Inc.                        4,484,148  146,676,481       2.7%
*           PharMerica Corp.                       33,305      787,330       0.0%
*           Prestige Brands Holdings, Inc.        111,489    6,330,345       0.1%
*           RTI Surgical, Inc.                     73,086      291,613       0.0%
*           SciClone Pharmaceuticals, Inc.         13,028      171,970       0.0%
            Select Medical Holdings Corp.          42,204      564,690       0.0%
*           SunLink Health Systems, Inc.            1,750        1,173       0.0%
*           SurModics, Inc.                         5,593      112,531       0.0%
*           Symmetry Surgical, Inc.                19,262      201,288       0.0%
#           Teleflex, Inc.                         37,223    5,798,599       0.1%
            Thermo Fisher Scientific, Inc.        499,520   72,055,760       1.4%
#*          Triple-S Management Corp. Class B      20,684      538,611       0.0%
            UnitedHealth Group, Inc.               89,716   11,813,803       0.2%
            Universal American Corp.               84,328      627,400       0.0%
*           VCA, Inc.                              69,140    4,353,746       0.1%
#*          WellCare Health Plans, Inc.            18,375    1,653,566       0.0%
                                                          ------------      ----
Total Health Care                                          602,504,091      11.2%
                                                          ------------      ----
Industrials -- (12.2%)
            AAR Corp.                              32,906      791,060       0.0%
            ABM Industries, Inc.                   64,500    2,074,965       0.1%
            Acme United Corp.                       1,030       17,397       0.0%
#           Actuant Corp. Class A                  44,986    1,201,576       0.0%
            ADT Corp. (The)                       189,445    7,952,901       0.2%
*           AECOM                                  55,835    1,814,079       0.0%
*           Aegion Corp.                           42,549      903,315       0.0%
#*          Aerovironment, Inc.                    35,065    1,012,677       0.0%
            AGCO Corp.                             58,973    3,153,286       0.1%
*           Air Transport Services Group, Inc.      6,308       88,880       0.0%
            Alamo Group, Inc.                      22,751    1,284,066       0.0%
#           Alaska Air Group, Inc.                105,252    7,412,898       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Albany International Corp. Class A              20,551 $   828,000       0.0%
    AMERCO                                          29,431  10,359,712       0.2%
*   Ameresco, Inc. Class A                             981       4,385       0.0%
    American Railcar Industries, Inc.               20,003     820,323       0.0%
    Apogee Enterprises, Inc.                        36,374   1,507,339       0.0%
    ArcBest Corp.                                   12,135     231,657       0.0%
    Argan, Inc.                                         21         718       0.0%
    Astec Industries, Inc.                          22,925   1,109,570       0.0%
*   Atlas Air Worldwide Holdings, Inc.              35,456   1,416,113       0.0%
*   Avis Budget Group, Inc.                         94,608   2,374,661       0.1%
    Barnes Group, Inc.                              36,400   1,182,636       0.0%
*   BlueLinx Holdings, Inc.                         17,052      11,425       0.0%
    Brady Corp. Class A                             38,500   1,019,865       0.0%
    Briggs & Stratton Corp.                         41,033     868,669       0.0%
*   CAI International, Inc.                         17,082     174,578       0.0%
*   Casella Waste Systems, Inc. Class A              5,201      37,239       0.0%
#   Caterpillar, Inc.                              107,902   8,386,143       0.2%
*   CBIZ, Inc.                                      38,149     388,357       0.0%
    CDI Corp.                                       26,779     191,470       0.0%
    CECO Environmental Corp.                         3,773      24,902       0.0%
    Celadon Group, Inc.                             24,642     248,145       0.0%
    Chicago Rivet & Machine Co.                        700      17,094       0.0%
    CIRCOR International, Inc.                      10,019     565,573       0.0%
    Columbus McKinnon Corp.                         17,542     289,618       0.0%
    Comfort Systems USA, Inc.                       44,560   1,314,074       0.0%
    Compx International, Inc.                          500       5,338       0.0%
#   Covanta Holding Corp.                           94,292   1,533,188       0.0%
*   Covenant Transportation Group, Inc. Class A      7,080     140,963       0.0%
*   CPI Aerostructures, Inc.                         4,626      31,919       0.0%
*   CRA International, Inc.                          7,613     165,202       0.0%
    CSX Corp.                                    1,242,950  33,895,246       0.6%
    Curtiss-Wright Corp.                            46,353   3,549,713       0.1%
*   DigitalGlobe, Inc.                              21,971     486,877       0.0%
    Douglas Dynamics, Inc.                          30,234     692,661       0.0%
*   Ducommun, Inc.                                  12,645     201,182       0.0%
#*  Dycom Industries, Inc.                          39,867   2,814,610       0.1%
    Dynamic Materials Corp.                          1,436      14,030       0.0%
    Eastern Co. (The)                               10,193     170,325       0.0%
    Eaton Corp. P.L.C.                              98,845   6,253,923       0.1%
    EMCOR Group, Inc.                               50,540   2,450,179       0.1%
    Encore Wire Corp.                               19,966     763,700       0.0%
*   Energy Recovery, Inc.                            1,783      21,681       0.0%
    EnerSys                                         43,239   2,523,860       0.1%
*   Engility Holdings, Inc.                          7,988     157,124       0.0%
    Ennis, Inc.                                     48,483     947,358       0.0%
    EnPro Industries, Inc.                          17,635   1,033,058       0.0%
    ESCO Technologies, Inc.                         17,601     677,286       0.0%
    Espey Manufacturing & Electronics Corp.          1,671      40,940       0.0%
    Essendant, Inc.                                 24,021     739,607       0.0%
*   Esterline Technologies Corp.                    44,968   3,087,503       0.1%
    Federal Signal Corp.                           116,741   1,598,184       0.0%
    FedEx Corp.                                    142,324  23,499,116       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#   Fortune Brands Home & Security, Inc.         149,626 $  8,290,777       0.2%
*   Franklin Covey Co.                             3,046       50,168       0.0%
    FreightCar America, Inc.                       9,404      161,279       0.0%
*   FTI Consulting, Inc.                          25,736    1,037,161       0.0%
    G&K Services, Inc. Class A                    29,714    2,099,294       0.1%
#   GATX Corp.                                    65,445    3,006,543       0.1%
*   Gencor Industries, Inc.                        8,766      126,493       0.0%
    General Electric Co.                       3,873,888  119,122,056       2.2%
#*  Genesee & Wyoming, Inc. Class A                1,200       78,132       0.0%
*   Gibraltar Industries, Inc.                    24,203      640,169       0.0%
*   GP Strategies Corp.                           18,583      433,727       0.0%
    Granite Construction, Inc.                    27,179    1,211,912       0.0%
*   Great Lakes Dredge & Dock Corp.               69,820      319,077       0.0%
#   Greenbrier Cos., Inc. (The)                   22,451      673,305       0.0%
    Griffon Corp.                                 67,323    1,064,377       0.0%
    H&E Equipment Services, Inc.                  59,629    1,206,295       0.0%
#*  Hawaiian Holdings, Inc.                       18,070      760,205       0.0%
    Heidrick & Struggles International, Inc.      18,234      359,757       0.0%
*   Hertz Global Holdings, Inc.                  278,411    2,578,086       0.1%
*   Hill International, Inc.                      27,154      115,133       0.0%
    Huntington Ingalls Industries, Inc.           47,666    6,900,607       0.1%
    Hurco Cos., Inc.                               7,910      256,126       0.0%
*   Huron Consulting Group, Inc.                   4,001      222,496       0.0%
    Hyster-Yale Materials Handling, Inc.          12,246      750,068       0.0%
*   ICF International, Inc.                       31,660    1,246,454       0.0%
    Ingersoll-Rand P.L.C.                        213,109   13,967,164       0.3%
    Insteel Industries, Inc.                      17,578      509,586       0.0%
*   JetBlue Airways Corp.                        324,893    6,429,632       0.1%
    Kadant, Inc.                                   5,786      273,967       0.0%
    KAR Auction Services, Inc.                    18,100      680,560       0.0%
    KBR, Inc.                                      3,600       56,016       0.0%
#   Kennametal, Inc.                               1,000       23,380       0.0%
*   Key Technology, Inc.                           3,199       28,631       0.0%
    Kimball International, Inc. Class B           31,258      363,843       0.0%
    Korn/Ferry International                      33,148      899,637       0.0%
#*  Kratos Defense & Security Solutions, Inc.      2,711       14,395       0.0%
    L-3 Communications Holdings, Inc.            100,470   13,214,819       0.3%
#*  Lawson Products, Inc.                          8,847      173,313       0.0%
    LB Foster Co. Class A                          6,682      131,502       0.0%
#*  LMI Aerospace, Inc.                           13,807      121,364       0.0%
    LS Starrett Co. (The) Class A                  4,097       44,330       0.0%
    LSI Industries, Inc.                          27,715      350,595       0.0%
*   Lydall, Inc.                                  14,605      537,318       0.0%
    ManpowerGroup, Inc.                           22,886    1,762,909       0.0%
    Marten Transport, Ltd.                        47,782      891,612       0.0%
    Matson, Inc.                                  62,316    2,422,846       0.1%
    Matthews International Corp. Class A          12,387      652,052       0.0%
    McGrath RentCorp                              17,552      427,918       0.0%
*   Mercury Systems, Inc.                          2,055       43,196       0.0%
*   MFRI, Inc.                                     8,900       62,122       0.0%
    Miller Industries, Inc.                       20,099      427,305       0.0%
    Mobile Mini, Inc.                             54,461    1,756,367       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                        35,339 $ 1,726,664       0.0%
    Mueller Industries, Inc.                  30,912     975,583       0.0%
    Mueller Water Products, Inc. Class A     185,957   1,999,038       0.1%
    Multi-Color Corp.                            308      18,428       0.0%
*   MYR Group, Inc.                           19,582     499,537       0.0%
    National Presto Industries, Inc.             571      49,785       0.0%
*   Navigant Consulting, Inc.                 12,297     196,260       0.0%
    Nielsen Holdings P.L.C.                   16,256     847,588       0.0%
*   NL Industries, Inc.                       43,869     134,678       0.0%
    NN, Inc.                                  18,396     276,676       0.0%
    Norfolk Southern Corp.                   545,229  49,130,585       0.9%
    Northrop Grumman Corp.                   175,493  36,197,186       0.7%
*   Northwest Pipe Co.                         6,690      72,185       0.0%
*   NOW, Inc.                                 62,737   1,133,030       0.0%
*   On Assignment, Inc.                       53,951   1,945,473       0.1%
    Orbital ATK, Inc.                         56,610   4,925,070       0.1%
#   Oshkosh Corp.                             14,466     706,664       0.0%
    Owens Corning                            149,300   6,878,251       0.1%
#*  PAM Transportation Services, Inc.          9,249     228,543       0.0%
#   Pentair P.L.C.                           117,934   6,849,607       0.1%
    Powell Industries, Inc.                    7,529     234,302       0.0%
*   PowerSecure International, Inc.           19,459     364,272       0.0%
    Providence and Worcester Railroad Co.        850      13,515       0.0%
    Quad/Graphics, Inc.                        2,390      29,995       0.0%
    Quanex Building Products Corp.            21,431     403,760       0.0%
*   Quanta Services, Inc.                    168,307   3,992,242       0.1%
    Raytheon Co.                              96,954  12,250,138       0.2%
    RCM Technologies, Inc.                    20,293     106,335       0.0%
    Regal Beloit Corp.                        16,070   1,035,229       0.0%
    Republic Services, Inc.                  429,755  20,228,568       0.4%
    Resources Connection, Inc.                25,955     383,355       0.0%
*   Roadrunner Transportation Systems, Inc.      879      10,390       0.0%
#*  Rush Enterprises, Inc. Class A            32,603     641,953       0.0%
*   Rush Enterprises, Inc. Class B            18,522     360,253       0.0%
    Ryder System, Inc.                        89,844   6,192,048       0.1%
#*  Saia, Inc.                                 8,925     258,111       0.0%
*   SIFCO Industries, Inc.                     6,623      70,667       0.0%
    SkyWest, Inc.                             38,506     904,891       0.0%
*   SL Industries, Inc.                          300      11,994       0.0%
    Southwest Airlines Co.                   645,761  28,807,398       0.6%
*   Sparton Corp.                              9,132     195,973       0.0%
*   SPX FLOW, Inc.                            12,803     383,578       0.0%
    Standex International Corp.               22,341   1,713,331       0.0%
    Stanley Black & Decker, Inc.             154,919  17,338,534       0.3%
    Steelcase, Inc. Class A                   55,469     846,457       0.0%
    Supreme Industries, Inc. Class A           1,433      17,812       0.0%
    TAL International Group, Inc.             24,053     411,306       0.0%
*   Team, Inc.                                 6,674     191,744       0.0%
    Terex Corp.                               27,578     658,838       0.0%
    Tetra Tech, Inc.                          45,222   1,329,527       0.0%
*   Titan Machinery, Inc.                      2,883      37,479       0.0%
*   TRC Cos., Inc.                            23,870     204,327       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
    Trinity Industries, Inc.                183,814 $  3,586,211       0.1%
#   Triumph Group, Inc.                      57,456    2,078,758       0.1%
*   Tutor Perini Corp.                       33,844      535,412       0.0%
#   Twin Disc, Inc.                             900       11,925       0.0%
    Tyco International P.L.C.               240,619    9,268,644       0.2%
*   Ultralife Corp.                           3,309       15,618       0.0%
    UniFirst Corp.                           18,705    2,027,248       0.1%
    Union Pacific Corp.                     888,128   77,471,405       1.5%
    Universal Forest Products, Inc.          31,800    2,437,470       0.1%
*   USA Truck, Inc.                          15,105      267,661       0.0%
*   Vectrus, Inc.                             4,069       87,728       0.0%
#*  Veritiv Corp.                             9,437      387,106       0.0%
*   Versar, Inc.                              5,526       14,091       0.0%
    Viad Corp.                               23,193      689,992       0.0%
*   Virco Manufacturing Corp.                12,601       40,323       0.0%
    VSE Corp.                                   305       18,922       0.0%
    Waste Connections, Inc.                   2,800      188,384       0.0%
    Watts Water Technologies, Inc. Class A   53,615    2,995,470       0.1%
    Werner Enterprises, Inc.                 34,105      864,221       0.0%
#*  Wesco Aircraft Holdings, Inc.             6,228       89,870       0.0%
#*  WESCO International, Inc.                11,687      687,079       0.0%
*   Willdan Group, Inc.                       1,000       10,750       0.0%
*   Willis Lease Finance Corp.                6,713      162,320       0.0%
#*  XPO Logistics, Inc.                      12,216      368,190       0.0%
                                                    ------------      ----
Total Industrials                                    666,274,166      12.4%
                                                    ------------      ----
Information Technology -- (9.4%)
    Activision Blizzard, Inc.               982,162   33,855,124       0.7%
*   Actua Corp.                               1,184       11,224       0.0%
*   Acxiom Corp.                              7,769      170,685       0.0%
#*  Agilysys, Inc.                           16,899      180,481       0.0%
*   Alpha & Omega Semiconductor, Ltd.        20,661      268,386       0.0%
*   Amtech Systems, Inc.                      2,395       14,969       0.0%
#*  ARRIS International P.L.C.              140,787    3,205,720       0.1%
*   Arrow Electronics, Inc.                 182,170   11,312,757       0.2%
    Astro-Med, Inc.                           6,285       90,001       0.0%
    Avnet, Inc.                             139,400    5,732,128       0.1%
#   AVX Corp.                                86,630    1,145,249       0.0%
*   Aware, Inc.                              14,326       59,739       0.0%
*   Axcelis Technologies, Inc.                  700        2,002       0.0%
*   AXT, Inc.                                16,521       42,459       0.0%
    Bel Fuse, Inc. Class A                    3,874       60,628       0.0%
    Bel Fuse, Inc. Class B                   11,837      197,204       0.0%
*   Benchmark Electronics, Inc.              62,063    1,205,263       0.0%
    Black Box Corp.                          18,611      272,093       0.0%
*   Blackhawk Network Holdings, Inc.         25,926      833,002       0.0%
*   Blucora, Inc.                            57,127      457,587       0.0%
    Brocade Communications Systems, Inc.    461,513    4,435,140       0.1%
    Brooks Automation, Inc.                  50,847      481,013       0.0%
*   BSQUARE Corp.                             4,065       25,325       0.0%
*   CACI International, Inc. Class A         24,830    2,387,404       0.1%
*   Calix, Inc.                              16,027      111,067       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                          24,071 $    503,325       0.0%
*   Checkpoint Systems, Inc.                         27,235      275,618       0.0%
*   CIBER, Inc.                                      34,165       79,263       0.0%
    Cisco Systems, Inc.                           3,728,589  102,498,912       1.9%
    Cohu, Inc.                                       28,915      334,257       0.0%
    Communications Systems, Inc.                      9,323       59,947       0.0%
    Computer Sciences Corp.                         136,993    4,538,578       0.1%
    Comtech Telecommunications Corp.                 15,569      376,770       0.0%
    Concurrent Computer Corp.                        13,740       83,264       0.0%
    Convergys Corp.                                 197,364    5,230,146       0.1%
*   CoreLogic, Inc.                                  96,545    3,425,417       0.1%
    Corning, Inc.                                   816,154   15,237,595       0.3%
*   Cray, Inc.                                       12,866      487,235       0.0%
    CSP, Inc.                                         2,414       15,763       0.0%
    CSRA, Inc.                                       30,707      797,154       0.0%
    CTS Corp.                                        66,936    1,109,130       0.0%
*   CyberOptics Corp.                                 3,281       57,582       0.0%
#   Cypress Semiconductor Corp.                      52,022      469,759       0.0%
*   Datalink Corp.                                   28,408      228,116       0.0%
*   Digi International, Inc.                         25,438      268,880       0.0%
*   Diodes, Inc.                                      4,709       87,682       0.0%
*   DSP Group, Inc.                                  46,713      443,773       0.0%
*   EchoStar Corp. Class A                           23,551      963,707       0.0%
*   Edgewater Technology, Inc.                       13,603      115,625       0.0%
    Electro Rent Corp.                               24,062      240,861       0.0%
*   Electro Scientific Industries, Inc.               6,085       42,899       0.0%
*   Electronics for Imaging, Inc.                    58,110    2,315,102       0.1%
    EMC Corp.                                       342,124    8,932,858       0.2%
*   Emcore Corp.                                        744        4,241       0.0%
#*  EnerNOC, Inc.                                    13,197       90,004       0.0%
*   Entegris, Inc.                                      300        3,987       0.0%
    Epiq Systems, Inc.                               23,453      346,401       0.0%
*   ePlus, Inc.                                       8,745      703,011       0.0%
*   Exar Corp.                                       51,341      313,180       0.0%
*   Fabrinet                                          4,055      129,638       0.0%
*   Fairchild Semiconductor International, Inc.     118,008    2,360,160       0.1%
    Fidelity National Information Services, Inc.    151,857    9,992,191       0.2%
#*  Finisar Corp.                                    61,526    1,012,718       0.0%
*   First Solar, Inc.                                28,266    1,578,373       0.0%
*   FormFactor, Inc.                                 30,568      235,374       0.0%
*   Frequency Electronics, Inc.                      10,976      111,187       0.0%
*   GSE Systems, Inc.                                10,238       26,107       0.0%
#*  GSI Technology, Inc.                              5,863       23,159       0.0%
    Hackett Group, Inc. (The)                        46,398      690,402       0.0%
*   Harmonic, Inc.                                   22,962       79,449       0.0%
    Hewlett Packard Enterprise Co.                  810,974   13,510,827       0.3%
    HP, Inc.                                         79,891      980,263       0.0%
*   Hutchinson Technology, Inc.                      13,656       49,844       0.0%
    IAC/InterActiveCorp                             125,298    5,806,309       0.1%
#*  ID Systems, Inc.                                 10,784       55,861       0.0%
    Ingram Micro, Inc. Class A                      277,679    9,704,881       0.2%
*   Insight Enterprises, Inc.                        42,100    1,040,291       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
 Information Technology -- (Continued)
     Intel Corp.                          3,141,595 $95,127,497       1.8%
 *   Internap Corp.                          32,386      73,840       0.0%
     Intersil Corp. Class A                 119,798   1,400,439       0.0%
 #*  Intevac, Inc.                            2,584      12,558       0.0%
 *   IntriCon Corp.                           2,835      16,982       0.0%
 *   Itron, Inc.                             33,397   1,373,285       0.0%
     IXYS Corp.                               3,055      32,994       0.0%
     Juniper Networks, Inc.                 212,100   4,963,140       0.1%
 *   Key Tronic Corp.                        17,623     125,652       0.0%
 *   Kimball Electronics, Inc.               23,443     256,466       0.0%
 *   Kulicke & Soffa Industries, Inc.        71,688     768,495       0.0%
 *   KVH Industries, Inc.                    19,858     193,814       0.0%
 #*  Lattice Semiconductor Corp.            108,469     604,172       0.0%
     Lexmark International, Inc. Class A     35,849   1,383,771       0.0%
 *   Limelight Networks, Inc.                18,463      32,310       0.0%
     ManTech International Corp. Class A      2,048      69,222       0.0%
     Marvell Technology Group, Ltd.         166,418   1,660,852       0.1%
 #*  Maxwell Technologies, Inc.               2,521      16,185       0.0%
     Mentor Graphics Corp.                   35,620     710,975       0.0%
     Methode Electronics, Inc.               79,272   2,356,757       0.1%
 *   Micron Technology, Inc.                758,908   8,158,261       0.2%
 *   Microsemi Corp.                          7,940     268,293       0.0%
     MKS Instruments, Inc.                   61,200   2,194,632       0.1%
     MOCON, Inc.                                700      10,360       0.0%
 #*  ModusLink Global Solutions, Inc.        68,955     100,674       0.0%
     NCI, Inc. Class A                          686       9,920       0.0%
 #*  NETGEAR, Inc.                              428      18,147       0.0%
 *   Newport Corp.                           64,756   1,488,740       0.0%
 #*  Novatel Wireless, Inc.                  10,953      16,758       0.0%
     Optical Cable Corp.                     10,793      27,090       0.0%
 *   PAR Technology Corp.                    12,896      82,405       0.0%
     Park Electrochemical Corp.               1,642      26,781       0.0%
     PC Connection, Inc.                     39,267     933,377       0.0%
     PC-Tel, Inc.                            30,854     138,226       0.0%
 *   PCM, Inc.                               10,471     100,417       0.0%
 *   Perceptron, Inc.                         8,428      38,853       0.0%
 *   Photronics, Inc.                        79,712     843,353       0.0%
 *   Plexus Corp.                            10,626     443,742       0.0%
 *   Polycom, Inc.                           36,977     441,875       0.0%
 *   Qorvo, Inc.                             24,909   1,121,652       0.0%
     QUALCOMM, Inc.                         820,308  41,441,960       0.8%
 *   Qualstar Corp.                           2,118       1,021       0.0%
 *   Rambus, Inc.                             1,069      12,422       0.0%
 *   RealNetworks, Inc.                      17,505      79,823       0.0%
     Reis, Inc.                              13,511     340,072       0.0%
     RF Industries, Ltd.                      2,823       7,283       0.0%
     Richardson Electronics, Ltd.            15,464      80,413       0.0%
 *   Rofin-Sinar Technologies, Inc.           4,978     160,242       0.0%
 *   Rogers Corp.                             7,543     432,666       0.0%
 *   Rovi Corp.                              19,000     334,780       0.0%
 *   Rudolph Technologies, Inc.              16,097     223,265       0.0%
     SanDisk Corp.                           13,097     983,978       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                               PERCENTAGE
                                       SHARES      VALUE+    OF NET ASSETS**
                                      --------- ------------ ---------------
Information Technology -- (Continued)
*   Sanmina Corp.                        39,846 $    942,358       0.0%
*   ScanSource, Inc.                     14,745      599,827       0.0%
*   Seachange International, Inc.         8,687       32,403       0.0%
*   ShoreTel, Inc.                        3,200       19,584       0.0%
*   Sonus Networks, Inc.                  6,622       54,698       0.0%
#   SS&C Technologies Holdings, Inc.     25,793    1,577,242       0.0%
*   StarTek, Inc.                        22,913       93,943       0.0%
#*  SunPower Corp.                       18,322      369,005       0.0%
*   Super Micro Computer, Inc.            5,886      158,392       0.0%
#*  Support.com, Inc.                    15,100       12,986       0.0%
*   Sykes Enterprises, Inc.              20,292      591,512       0.0%
    SYNNEX Corp.                         55,900    4,615,663       0.1%
*   Synopsys, Inc.                        4,200      199,584       0.0%
#*  Systemax, Inc.                        7,487       67,757       0.0%
*   Tech Data Corp.                      82,952    5,697,973       0.1%
*   Telenav, Inc.                         9,865       56,231       0.0%
    Teradyne, Inc.                       26,789      506,580       0.0%
    Tessco Technologies, Inc.             8,689      144,064       0.0%
    Tessera Technologies, Inc.           48,635    1,396,797       0.0%
#*  TTM Technologies, Inc.               55,241      360,171       0.0%
*   United Online, Inc.                  17,780      192,557       0.0%
#*  Veeco Instruments, Inc.              15,978      294,155       0.0%
*   Virtusa Corp.                        30,064    1,068,475       0.0%
#   Vishay Intertechnology, Inc.        151,731    1,845,049       0.1%
*   Vishay Precision Group, Inc.         16,480      246,541       0.0%
    Western Digital Corp.               212,781    8,695,296       0.2%
*   Xcerra Corp.                         20,165      118,973       0.0%
    Xerox Corp.                       1,007,652    9,673,459       0.2%
*   XO Group, Inc.                        6,284      110,975       0.0%
*   Yahoo!, Inc.                      1,048,770   38,384,982       0.7%
                                                ------------       ---
Total Information Technology                     514,491,845       9.6%
                                                ------------       ---
Materials -- (2.3%)
    A Schulman, Inc.                     32,960      919,254       0.0%
#*  A. M. Castle & Co.                   20,838       66,265       0.0%
    Alcoa, Inc.                         995,255   11,116,998       0.2%
    Allegheny Technologies, Inc.         22,777      372,176       0.0%
    Ampco-Pittsburgh Corp.                4,007       76,494       0.0%
    Ashland, Inc.                       112,560   12,561,696       0.2%
    Axiall Corp.                         26,423      622,262       0.0%
    Bemis Co., Inc.                      25,154    1,262,228       0.0%
    Cabot Corp.                          46,280    2,258,001       0.1%
*   Century Aluminum Co.                 15,822      139,550       0.0%
*   Chemtura Corp.                       49,368    1,374,899       0.0%
*   Clearwater Paper Corp.               16,822    1,004,946       0.0%
    Commercial Metals Co.                85,208    1,526,927       0.0%
*   Core Molding Technologies, Inc.      11,847      138,965       0.0%
    Domtar Corp.                          8,107      313,254       0.0%
    Dow Chemical Co. (The)               11,060      581,867       0.0%
    Freeport-McMoRan, Inc.              327,519    4,585,266       0.1%
    Friedman Industries, Inc.            13,926       86,202       0.0%
    FutureFuel Corp.                      6,104       68,609       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Graphic Packaging Holding Co.                 154,000 $  2,045,120       0.0%
             Greif, Inc. Class A                             4,885      169,509       0.0%
             Huntsman Corp.                                 50,242      790,809       0.0%
#            International Paper Co.                       493,615   21,358,721       0.4%
             Kaiser Aluminum Corp.                          27,181    2,577,574       0.1%
             KapStone Paper and Packaging Corp.             80,984    1,286,836       0.0%
*            Kraton Performance Polymers, Inc.               5,435      123,429       0.0%
#*           Louisiana-Pacific Corp.                       173,457    2,948,769       0.1%
             Martin Marietta Materials, Inc.                23,633    3,999,413       0.1%
             Materion Corp.                                 18,497      536,228       0.0%
             Mercer International, Inc.                     21,725      182,490       0.0%
             Minerals Technologies, Inc.                    34,280    2,053,372       0.1%
             Mosaic Co. (The)                               17,274      483,499       0.0%
             Myers Industries, Inc.                         57,792      779,036       0.0%
             Neenah Paper, Inc.                              7,684      500,152       0.0%
             Newmont Mining Corp.                           48,146    1,683,666       0.0%
*            Northern Technologies International Corp.       3,035       44,463       0.0%
             Nucor Corp.                                    83,945    4,178,782       0.1%
#            Olin Corp.                                     69,801    1,520,964       0.0%
             Olympic Steel, Inc.                             9,986      225,883       0.0%
             PH Glatfelter Co.                              50,600    1,160,258       0.0%
             PolyOne Corp.                                   5,174      186,161       0.0%
             Reliance Steel & Aluminum Co.                  93,801    6,938,460       0.1%
*            Resolute Forest Products, Inc.                  1,817       10,557       0.0%
             Schnitzer Steel Industries, Inc. Class A          400        8,248       0.0%
             Sensient Technologies Corp.                    38,101    2,562,292       0.1%
             Steel Dynamics, Inc.                           94,919    2,392,908       0.1%
#*           Stillwater Mining Co.                          55,630      678,686       0.0%
             SunCoke Energy, Inc.                           62,210      462,220       0.0%
             Synalloy Corp.                                  5,144       43,570       0.0%
             Tredegar Corp.                                 27,973      446,449       0.0%
             Tronox, Ltd. Class A                            1,600       11,648       0.0%
#*           Universal Stainless & Alloy Products, Inc.      6,269       81,685       0.0%
             Vulcan Materials Co.                           58,246    6,269,017       0.1%
#            Westlake Chemical Corp.                       158,152    7,937,649       0.2%
             WestRock Co.                                  200,591    8,394,733       0.2%
             Worthington Industries, Inc.                   47,320    1,786,330       0.0%
                                                                   ------------       ---
Total Materials                                                     125,935,445       2.3%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares          47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                     900           --       0.0%
                                                                   ------------       ---
Total Other                                                                  --       0.0%
                                                                   ------------       ---
Telecommunication Services -- (4.7%)
             AT&T, Inc.                                  5,441,020  211,220,396       3.9%
             Atlantic Tele-Network, Inc.                        84        6,040       0.0%
#            CenturyLink, Inc.                             512,432   15,859,770       0.3%
             Frontier Communications Corp.                 696,949    3,875,037       0.1%
*            General Communication, Inc. Class A            45,867      775,152       0.0%
#*           Iridium Communications, Inc.                   14,800      119,436       0.0%
*            Lumos Networks Corp.                              500        6,375       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#*          ORBCOMM, Inc.                                                  44,499 $      440,985        0.0%
            Shenandoah Telecommunications Co.                             112,708      3,233,593        0.1%
            Spok Holdings, Inc.                                            12,522        212,749        0.0%
#*          Sprint Corp.                                                  422,600      1,449,518        0.0%
*           T-Mobile US, Inc.                                             113,786      4,469,514        0.1%
            Telephone & Data Systems, Inc.                                111,207      3,288,391        0.1%
*           United States Cellular Corp.                                    7,591        323,680        0.0%
            Verizon Communications, Inc.                                  187,958      9,574,581        0.1%
*           Vonage Holdings Corp.                                          85,934        401,312        0.0%
                                                                                  --------------      -----
Total Telecommunication Services                                                     255,256,529        4.7%
                                                                                  --------------      -----
Utilities -- (0.1%)
*           Calpine Corp.                                                  62,921        992,893        0.0%
            Consolidated Water Co., Ltd.                                    6,656         92,452        0.0%
            NRG Energy, Inc.                                              241,908      3,652,811        0.1%
            Ormat Technologies, Inc.                                       20,134        873,816        0.0%
            UGI Corp.                                                      78,988      3,178,477        0.1%
                                                                                  --------------      -----
Total Utilities                                                                        8,790,449        0.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS                                                                5,328,599,878       99.1%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc. Contingent Value Rights       8,393             --        0.0%
(degrees)*  Safeway Casa Ley Contingent Value Rights                      157,807        160,159        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                      157,807          7,701        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    167,860        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        5,328,767,738
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid Reserves, 0.455%         51,680,486     51,680,486        1.0%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund                                     7,607,782     88,022,042        1.6%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,300,426,704)                               $5,468,470,266      101.7%
                                                                                  ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  928,467,808 $   165,470   --    $  928,633,278
   Consumer Staples                463,562,336          --   --       463,562,336
   Energy                          746,426,960          --   --       746,426,960
   Financials                    1,016,724,779          --   --     1,016,724,779
   Health Care                     602,504,091          --   --       602,504,091
   Industrials                     666,274,166          --   --       666,274,166
   Information Technology          514,491,845          --   --       514,491,845
   Materials                       125,935,445          --   --       125,935,445
   Other                                    --          --   --                --
   Telecommunication Services      255,256,529          --   --       255,256,529
   Utilities                         8,790,449          --   --         8,790,449
Rights/Warrants                             --     167,860   --           167,860
Temporary Cash Investments          51,680,486          --   --        51,680,486
Securities Lending Collateral               --  88,022,042   --        88,022,042
Futures Contracts**                    474,883          --   --           474,883
                                -------------- -----------   --    --------------
TOTAL                           $5,380,589,777 $88,355,372   --    $5,468,945,149
                                ============== ===========   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
COMMON STOCKS -- (85.5%)

Consumer Discretionary -- (15.4%)
*   1-800-Flowers.com, Inc. Class A                              600 $  4,710        0.0%
    A.H. Belo Corp. Class A                                      600    2,958        0.0%
    Aaron's, Inc.                                              1,900   49,799        0.1%
    Abercrombie & Fitch Co. Class A                              900   24,057        0.0%
    Advance Auto Parts, Inc.                                     200   31,220        0.0%
*   Amazon.com, Inc.                                             700  461,713        0.6%
    AMC Entertainment Holdings, Inc. Class A                     467   13,160        0.0%
#*  AMC Networks, Inc. Class A                                   412   26,875        0.0%
#*  America's Car-Mart, Inc.                                     140    3,720        0.0%
*   American Axle & Manufacturing Holdings, Inc.                 800   12,408        0.0%
#   American Eagle Outfitters, Inc.                            2,800   40,068        0.1%
*   American Public Education, Inc.                              300    6,948        0.0%
*   Apollo Education Group, Inc.                               1,300   10,140        0.0%
    Aramark                                                    2,508   84,043        0.1%
#*  Asbury Automotive Group, Inc.                                700   42,434        0.1%
#*  Ascena Retail Group, Inc.                                  2,980   26,254        0.0%
*   Ascent Capital Group, Inc. Class A                           200    3,014        0.0%
#   Autoliv, Inc.                                                600   73,482        0.1%
*   AutoNation, Inc.                                           1,520   76,988        0.1%
*   Ballantyne Strong, Inc.                                      500    2,260        0.0%
*   Barnes & Noble Education, Inc.                             1,069   10,006        0.0%
    Barnes & Noble, Inc.                                       1,693   19,893        0.0%
    Beasley Broadcast Group, Inc. Class A                        300    1,149        0.0%
#*  Bed Bath & Beyond, Inc.                                    1,868   88,207        0.1%
*   Belmond, Ltd. Class A                                      1,713   15,691        0.0%
#   Best Buy Co., Inc.                                         2,840   91,107        0.1%
    Big 5 Sporting Goods Corp.                                   600    7,254        0.0%
#   Big Lots, Inc.                                             1,158   53,106        0.1%
*   BJ's Restaurants, Inc.                                       536   23,906        0.0%
    Bloomin' Brands, Inc.                                      2,459   45,983        0.1%
    Blue Nile, Inc.                                               47    1,212        0.0%
#   Bob Evans Farms, Inc.                                        400   18,216        0.0%
#   BorgWarner, Inc.                                           1,629   58,514        0.1%
*   Bravo Brio Restaurant Group, Inc.                            181    1,334        0.0%
*   Bridgepoint Education, Inc.                                  721    6,878        0.0%
*   Bright Horizons Family Solutions, Inc.                       712   46,721        0.1%
#   Brinker International, Inc.                                  525   24,318        0.0%
    Brunswick Corp.                                            1,226   58,885        0.1%
#   Buckle, Inc. (The)                                           400   11,576        0.0%
*   Buffalo Wild Wings, Inc.                                     200   26,732        0.0%
*   Build-A-Bear Workshop, Inc.                                  500    6,585        0.0%
#*  Burlington Stores, Inc.                                      364   20,737        0.0%
#*  Cabela's, Inc.                                               795   41,459        0.1%
#   Cable One, Inc.                                              172   78,941        0.1%
    Cablevision Systems Corp. Class A                            773   25,810        0.0%
#   CalAtlantic Group, Inc.                                    1,848   59,820        0.1%
    Caleres, Inc.                                                960   24,202        0.0%
    Callaway Golf Co.                                            980    9,153        0.0%
*   Cambium Learning Group, Inc.                               1,078    4,905        0.0%
    Capella Education Co.                                        231   12,777        0.0%
*   Career Education Corp.                                     2,500   13,350        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
#*  CarMax, Inc.                                               1,783 $   94,410        0.1%
*   Carmike Cinemas, Inc.                                        300      8,997        0.0%
    Carnival Corp.                                             1,701     83,434        0.1%
*   Carrols Restaurant Group, Inc.                               883     12,283        0.0%
    Carter's, Inc.                                               200     21,334        0.0%
    Cato Corp. (The) Class A                                     700     25,613        0.0%
*   Cavco Industries, Inc.                                       200     17,538        0.0%
    CBS Corp. Class B                                          1,800    100,638        0.1%
#*  Charter Communications, Inc. Class A                         200     42,448        0.1%
#   Cheesecake Factory, Inc. (The)                             1,265     64,528        0.1%
#   Chico's FAS, Inc.                                          2,100     26,481        0.0%
#   Children's Place, Inc. (The)                                 500     38,955        0.1%
    Choice Hotels International, Inc.                            490     24,823        0.0%
#*  Chuy's Holdings, Inc.                                        602     18,385        0.0%
    Cinemark Holdings, Inc.                                    2,138     74,082        0.1%
#   ClubCorp Holdings, Inc.                                      721      9,625        0.0%
#   Coach, Inc.                                                1,823     73,412        0.1%
#   Columbia Sportswear Co.                                      800     46,856        0.1%
    Comcast Corp. Class A                                     16,957  1,030,307        1.2%
#*  Conn's, Inc.                                                 989     13,589        0.0%
    Cooper Tire & Rubber Co.                                   1,440     49,738        0.1%
    Core-Mark Holding Co., Inc.                                  400     32,664        0.1%
#   Cracker Barrel Old Country Store, Inc.                       400     58,564        0.1%
#*  Crocs, Inc.                                                1,302     10,872        0.0%
*   Crown Media Holdings, Inc. Class A                         1,152      5,841        0.0%
    CST Brands, Inc.                                           1,321     49,894        0.1%
    Culp, Inc.                                                   500     13,120        0.0%
    Dana Holding Corp.                                         4,036     52,185        0.1%
#   Darden Restaurants, Inc.                                     964     60,009        0.1%
*   Dave & Buster's Entertainment, Inc.                          263     10,178        0.0%
#*  Deckers Outdoor Corp.                                        400     23,124        0.0%
*   Del Frisco's Restaurant Group, Inc.                          200      3,186        0.0%
    Delphi Automotive P.L.C.                                     500     36,815        0.1%
*   Denny's Corp.                                                998      9,870        0.0%
    Destination Maternity Corp.                                  400      2,788        0.0%
*   Destination XL Group, Inc.                                   609      3,270        0.0%
#   DeVry Education Group, Inc.                                1,197     20,768        0.0%
#*  Diamond Resorts International, Inc.                          779     16,523        0.0%
    Dick's Sporting Goods, Inc.                                1,241     57,508        0.1%
#   Dillard's, Inc. Class A                                    1,000     70,450        0.1%
    DineEquity, Inc.                                             566     48,676        0.1%
#*  Discovery Communications, Inc. Class A                       700     19,117        0.0%
*   Discovery Communications, Inc. Class C                     1,800     48,204        0.1%
*   DISH Network Corp. Class A                                   372     18,336        0.0%
*   Dixie Group, Inc. (The)                                      400      1,888        0.0%
    Dollar General Corp.                                       1,176     96,326        0.1%
#*  Dollar Tree, Inc.                                            986     78,594        0.1%
    Domino's Pizza, Inc.                                         205     24,780        0.0%
*   Dorman Products, Inc.                                        800     43,032        0.1%
    DR Horton, Inc.                                            2,100     63,126        0.1%
*   DreamWorks Animation SKG, Inc. Class A                     1,200     47,904        0.1%
#   Drew Industries, Inc.                                        407     26,386        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Discretionary -- (Continued)
    DSW, Inc. Class A                                            695 $ 17,076        0.0%
    Dunkin' Brands Group, Inc.                                   626   29,109        0.0%
    Entravision Communications Corp. Class A                   1,558   12,386        0.0%
#   Ethan Allen Interiors, Inc.                                  800   27,232        0.0%
*   EW Scripps Co. (The) Class A                                 879   13,343        0.0%
#   Expedia, Inc.                                                139   16,092        0.0%
#*  Express, Inc.                                              1,624   29,524        0.0%
*   Federal-Mogul Holdings Corp.                               2,140   19,774        0.0%
#*  Fiesta Restaurant Group, Inc.                                433   13,904        0.0%
    Finish Line, Inc. (The) Class A                              700   13,825        0.0%
#*  Five Below, Inc.                                             467   19,474        0.0%
#   Foot Locker, Inc.                                          1,678  103,096        0.1%
#   Ford Motor Co.                                            25,333  343,515        0.4%
*   Fossil Group, Inc.                                           600   24,300        0.0%
*   Fox Factory Holding Corp.                                  1,139   19,716        0.0%
*   Francesca's Holdings Corp.                                   700   11,620        0.0%
*   FTD Cos., Inc.                                               440   12,236        0.0%
#*  G-III Apparel Group, Ltd.                                  1,200   54,300        0.1%
#   GameStop Corp. Class A                                     2,894   94,923        0.1%
    Gannett Co., Inc.                                          1,031   17,372        0.0%
#   Gap, Inc. (The)                                              893   20,700        0.0%
    Garmin, Ltd.                                               1,300   55,419        0.1%
    General Motors Co.                                         7,910  251,538        0.3%
#*  Genesco, Inc.                                                400   27,672        0.0%
#   Gentex Corp.                                               4,813   77,200        0.1%
*   Gentherm, Inc.                                               750   27,555        0.0%
    Genuine Parts Co.                                          1,400  134,358        0.2%
#*  Global Eagle Entertainment, Inc.                             220    1,762        0.0%
    Goodyear Tire & Rubber Co. (The)                           2,353   68,166        0.1%
*   GoPro, Inc. Class A                                          300    3,792        0.0%
*   Grand Canyon Education, Inc.                                 866   37,870        0.1%
*   Gray Television, Inc.                                      1,180   15,163        0.0%
*   Green Brick Partners, Inc.                                    52      383        0.0%
    Group 1 Automotive, Inc.                                     500   32,920        0.1%
#*  Groupon, Inc.                                              1,700    6,154        0.0%
#   Guess?, Inc.                                               1,374   25,213        0.0%
#   H&R Block, Inc.                                              800   16,192        0.0%
#   Hanesbrands, Inc.                                          1,700   49,351        0.1%
#   Harley-Davidson, Inc.                                      1,818   86,955        0.1%
#   Harman International Industries, Inc.                        466   35,770        0.1%
    Hasbro, Inc.                                                 400   33,856        0.1%
    Haverty Furniture Cos., Inc.                                 600   11,202        0.0%
*   Helen of Troy, Ltd.                                          522   51,955        0.1%
#*  Hibbett Sports, Inc.                                         267    9,639        0.0%
    Hilton Worldwide Holdings, Inc.                            1,226   27,033        0.0%
    Home Depot, Inc. (The)                                     2,736  366,323        0.4%
#   Hooker Furniture Corp.                                       200    4,960        0.0%
*   Horizon Global Corp.                                         182    2,233        0.0%
*   Houghton Mifflin Harcourt Co.                              1,069   21,925        0.0%
    HSN, Inc.                                                    596   31,606        0.0%
*   Hyatt Hotels Corp. Class A                                   300   14,364        0.0%
#*  Iconix Brand Group, Inc.                                     900    7,632        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Discretionary -- (Continued)
*   Installed Building Products, Inc.                            475 $ 12,625        0.0%
    International Speedway Corp. Class A                         600   20,094        0.0%
    Interpublic Group of Cos., Inc. (The)                      1,746   40,053        0.1%
#   Interval Leisure Group, Inc.                                 900   12,708        0.0%
*   J Alexander's Holdings, Inc.                                 279    2,874        0.0%
#   Jack in the Box, Inc.                                        400   27,020        0.0%
#*  JAKKS Pacific, Inc.                                          662    4,965        0.0%
#*  JC Penney Co., Inc.                                        3,871   35,923        0.1%
    John Wiley & Sons, Inc. Class A                              940   46,615        0.1%
    John Wiley & Sons, Inc. Class B                               70    3,470        0.0%
    Johnson Controls, Inc.                                     2,597  107,516        0.1%
*   K12, Inc.                                                    700    8,603        0.0%
#*  Kate Spade & Co.                                             326    8,388        0.0%
#   KB Home                                                    1,375   18,659        0.0%
    Kirkland's, Inc.                                             474    7,783        0.0%
#   Kohl's Corp.                                               2,532  112,168        0.1%
#*  Krispy Kreme Doughnuts, Inc.                                 900   15,669        0.0%
#   L Brands, Inc.                                               400   31,316        0.0%
    La-Z-Boy, Inc.                                               800   20,696        0.0%
*   Lakeland Industries, Inc.                                    200    1,738        0.0%
*   Lands' End, Inc.                                             270    6,569        0.0%
    Lear Corp.                                                 1,021  117,548        0.2%
    Leggett & Platt, Inc.                                        460   22,673        0.0%
    Lennar Corp. Class A                                         917   41,549        0.1%
    Libbey, Inc.                                                 640   11,904        0.0%
#*  Liberty Braves Group Class A                                  74    1,157        0.0%
*   Liberty Braves Group Class C                                 148    2,208        0.0%
*   Liberty Broadband Corp. Class A                              185   10,604        0.0%
*   Liberty Broadband Corp. Class C                              370   21,182        0.0%
*   Liberty Interactive Corp., QVC Group Class A               2,955   77,421        0.1%
*   Liberty Media Group Class A                                  185    3,385        0.0%
*   Liberty Media Group Class C                                  370    6,660        0.0%
*   Liberty SiriusXM Group Class A                               740   24,250        0.0%
*   Liberty SiriusXM Group Class C                             1,480   47,390        0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                   620   13,677        0.0%
*   Liberty Ventures Series A                                    954   38,160        0.1%
    Lifetime Brands, Inc.                                        500    8,635        0.0%
#   Lions Gate Entertainment Corp.                               605   13,431        0.0%
#   Lithia Motors, Inc. Class A                                  400   33,208        0.1%
#*  Live Nation Entertainment, Inc.                            1,700   36,516        0.1%
*   LKQ Corp.                                                  3,200  102,560        0.1%
*   Loral Space & Communications, Inc.                           200    7,336        0.0%
    Lowe's Cos., Inc.                                          1,781  135,392        0.2%
*   Luby's, Inc.                                               1,000    5,030        0.0%
*   Lululemon Athletica, Inc.                                    200   13,110        0.0%
*   Lumber Liquidators Holdings, Inc.                            171    2,550        0.0%
*   M/I Homes, Inc.                                              500   10,050        0.0%
    Macy's, Inc.                                               1,400   55,426        0.1%
*   Madison Square Garden Co. (The) Class A                      183   28,727        0.0%
    Marcus Corp. (The)                                           500    9,675        0.0%
*   MarineMax, Inc.                                              180    3,422        0.0%
#   Marriott International, Inc. Class A                         600   42,054        0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Discretionary -- (Continued)
    Marriott Vacations Worldwide Corp.                            70 $  4,385        0.0%
    Mattel, Inc.                                               2,102   65,351        0.1%
#*  McClatchy Co. (The) Class A                                  127      141        0.0%
    McDonald's Corp.                                           1,800  227,682        0.3%
#   MDC Holdings, Inc.                                           918   22,592        0.0%
*   Media General, Inc.                                          700   12,131        0.0%
#   Meredith Corp.                                               800   41,048        0.1%
*   Meritage Homes Corp.                                       1,000   34,030        0.1%
#*  Michael Kors Holdings, Ltd.                                  645   33,321        0.1%
*   Michaels Cos., Inc. (The)                                    965   27,435        0.0%
*   Modine Manufacturing Co.                                   1,100   11,891        0.0%
*   Mohawk Industries, Inc.                                      352   67,806        0.1%
#   Monro Muffler Brake, Inc.                                    420   29,072        0.0%
*   Motorcar Parts of America, Inc.                              400   12,828        0.0%
    Movado Group, Inc.                                           600   16,926        0.0%
*   MSG Networks, Inc. Class A                                   550    9,399        0.0%
*   Murphy USA, Inc.                                             866   49,726        0.1%
    National CineMedia, Inc.                                     723   10,267        0.0%
*   Nautilus, Inc.                                               477    8,414        0.0%
#*  Netflix, Inc.                                                196   17,646        0.0%
#   New Media Investment Group, Inc.                             253    4,061        0.0%
#   New York Times Co. (The) Class A                           1,579   20,243        0.0%
    Newell Brands, Inc.                                          800   36,432        0.1%
    News Corp. Class A                                         1,700   21,114        0.0%
#   News Corp. Class B                                           737    9,552        0.0%
#   Nexstar Broadcasting Group, Inc. Class A                     300   15,399        0.0%
    NIKE, Inc. Class B                                         2,400  141,456        0.2%
#   Nordstrom, Inc.                                            1,000   51,130        0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                       1,685   82,380        0.1%
    Nutrisystem, Inc.                                            600   13,212        0.0%
*   NVR, Inc.                                                     13   21,597        0.0%
*   O'Reilly Automotive, Inc.                                    300   78,804        0.1%
*   Office Depot, Inc.                                        10,039   59,029        0.1%
#   Omnicom Group, Inc.                                          900   74,673        0.1%
    Outerwall, Inc.                                              358   14,789        0.0%
#*  Overstock.com, Inc.                                          300    4,377        0.0%
    Oxford Industries, Inc.                                      400   26,568        0.0%
#*  Panera Bread Co. Class A                                      85   18,232        0.0%
#   Papa John's International, Inc.                              500   28,295        0.0%
#   Penske Automotive Group, Inc.                              2,200   86,086        0.1%
#   Pier 1 Imports, Inc.                                       1,294    8,916        0.0%
#   Polaris Industries, Inc.                                     402   39,348        0.1%
    Pool Corp.                                                   353   30,856        0.0%
#*  Popeyes Louisiana Kitchen, Inc.                              300   16,128        0.0%
*   Priceline Group, Inc. (The)                                  100  134,366        0.2%
    PulteGroup, Inc.                                           2,800   51,492        0.1%
    PVH Corp.                                                    526   50,286        0.1%
    Ralph Lauren Corp.                                           500   46,605        0.1%
*   Reading International, Inc. Class A                           20      259        0.0%
*   Red Lion Hotels Corp.                                        600    4,740        0.0%
*   Red Robin Gourmet Burgers, Inc.                              400   25,944        0.0%
#   Regal Entertainment Group Class A                            600   12,510        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Discretionary -- (Continued)
    Rent-A-Center, Inc.                                        1,200 $ 17,640        0.0%
#*  Restoration Hardware Holdings, Inc.                          300   12,981        0.0%
    Rocky Brands, Inc.                                           200    2,410        0.0%
    Ross Stores, Inc.                                          1,000   56,780        0.1%
    Royal Caribbean Cruises, Ltd.                                976   75,542        0.1%
*   Ruby Tuesday, Inc.                                         1,500    6,600        0.0%
    Ruth's Hospitality Group, Inc.                               695   11,037        0.0%
#   Saga Communications, Inc. Class A                            133    5,593        0.0%
    Salem Media Group, Inc.                                      400    3,108        0.0%
#*  Sally Beauty Holdings, Inc.                                  900   28,260        0.0%
    Scholastic Corp.                                             779   28,340        0.0%
#   Scripps Networks Interactive, Inc. Class A                   400   24,940        0.0%
#   SeaWorld Entertainment, Inc.                               1,500   29,895        0.0%
*   Select Comfort Corp.                                         580   14,314        0.0%
#   Service Corp. International                                3,900  104,013        0.1%
*   ServiceMaster Global Holdings, Inc.                        2,172   83,231        0.1%
#*  Shiloh Industries, Inc.                                      600    3,870        0.0%
    Shoe Carnival, Inc.                                          500   12,815        0.0%
*   Shutterfly, Inc.                                             573   26,347        0.0%
#   Signet Jewelers, Ltd.                                        533   57,862        0.1%
#   Sinclair Broadcast Group, Inc. Class A                     1,300   41,691        0.1%
#*  Sirius XM Holdings, Inc.                                   3,200   12,640        0.0%
#   Six Flags Entertainment Corp.                              1,000   60,050        0.1%
#*  Skechers U.S.A., Inc. Class A                                408   13,484        0.0%
#*  Smith & Wesson Holding Corp.                               1,129   24,646        0.0%
    Sonic Automotive, Inc. Class A                               900   16,884        0.0%
#   Sonic Corp.                                                  400   13,748        0.0%
#   Sotheby's                                                    932   25,388        0.0%
    Speedway Motorsports, Inc.                                 1,014   17,765        0.0%
#   Stage Stores, Inc.                                           900    6,624        0.0%
    Standard Motor Products, Inc.                                448   15,908        0.0%
    Staples, Inc.                                              2,435   24,837        0.0%
    Starbucks Corp.                                            2,226  125,168        0.2%
    Starwood Hotels & Resorts Worldwide, Inc.                    500   40,940        0.1%
*   Starz Class A                                              1,190   32,380        0.0%
    Stein Mart, Inc.                                           1,300    9,412        0.0%
*   Steven Madden, Ltd.                                        1,023   35,815        0.1%
*   Stoneridge, Inc.                                             482    6,873        0.0%
#   Strattec Security Corp.                                       40    2,116        0.0%
#*  Strayer Education, Inc.                                      248   12,311        0.0%
    Sturm Ruger & Co., Inc.                                      300   19,209        0.0%
    Superior Industries International, Inc.                      800   20,896        0.0%
    Superior Uniform Group, Inc.                                 400    7,608        0.0%
#   Tailored Brands, Inc.                                        922   16,061        0.0%
*   Tandy Leather Factory, Inc.                                  300    2,115        0.0%
    Target Corp.                                               2,400  190,800        0.2%
*   Taylor Morrison Home Corp. Class A                            74    1,066        0.0%
    TEGNA, Inc.                                                2,356   55,036        0.1%
*   Tempur Sealy International, Inc.                             600   36,402        0.1%
#*  Tenneco, Inc.                                                600   31,980        0.0%
#   Texas Roadhouse, Inc.                                        916   37,300        0.1%
    Thor Industries, Inc.                                        840   53,777        0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Consumer Discretionary -- (Continued)
#   Tiffany & Co.                                              1,200 $    85,620        0.1%
#   Time Warner Cable, Inc.                                    2,180     462,400        0.6%
    Time Warner, Inc.                                          4,154     312,132        0.4%
    Time, Inc.                                                 1,345      19,771        0.0%
    TJX Cos., Inc. (The)                                         885      67,101        0.1%
*   Toll Brothers, Inc.                                        1,048      28,610        0.0%
*   TopBuild Corp.                                               109       3,403        0.0%
    Tower International, Inc.                                    500      11,475        0.0%
#   Tractor Supply Co.                                           600      56,796        0.1%
#*  TRI Pointe Group, Inc.                                     1,600      18,560        0.0%
#*  TripAdvisor, Inc.                                            300      19,377        0.0%
#*  Tuesday Morning Corp.                                        600       5,208        0.0%
#   Tupperware Brands Corp.                                      400      23,228        0.0%
    Twenty-First Century Fox, Inc. Class A                     3,307     100,070        0.1%
    Twenty-First Century Fox, Inc. Class B                     1,295      39,005        0.1%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                       200      41,656        0.1%
#*  Under Armour, Inc. Class A                                   400      17,576        0.0%
*   Under Armour, Inc. Class C                                   400      16,320        0.0%
*   Unifi, Inc.                                                  666      17,156        0.0%
*   Universal Electronics, Inc.                                  300      19,923        0.0%
#*  Urban Outfitters, Inc.                                     1,900      57,608        0.1%
#   Vail Resorts, Inc.                                           502      65,079        0.1%
    VF Corp.                                                     600      37,830        0.1%
    Viacom, Inc. Class A                                         233      10,236        0.0%
    Viacom, Inc. Class B                                       2,929     119,796        0.2%
*   Vista Outdoor, Inc.                                          896      42,990        0.1%
#   Visteon Corp.                                                710      56,566        0.1%
    Walt Disney Co. (The)                                      5,800     598,908        0.7%
    Wendy's Co. (The)                                          5,186      56,320        0.1%
*   West Marine, Inc.                                            500       5,010        0.0%
    Whirlpool Corp.                                              900     156,726        0.2%
#   Williams-Sonoma, Inc.                                        500      29,390        0.0%
    Winmark Corp.                                                 30       2,856        0.0%
#   Winnebago Industries, Inc.                                   478      10,344        0.0%
    Wolverine World Wide, Inc.                                 1,128      21,376        0.0%
#   Wyndham Worldwide Corp.                                    1,015      72,014        0.1%
    Yum! Brands, Inc.                                            600      47,736        0.1%
#*  Zumiez, Inc.                                                 696      11,679        0.0%
                                                                     -----------       ----
Total Consumer Discretionary                                          15,093,501       17.9%
                                                                     -----------       ----
Consumer Staples -- (5.6%)
    Alico, Inc.                                                  200       5,782        0.0%
    Andersons, Inc. (The)                                        550      18,430        0.0%
    Archer-Daniels-Midland Co.                                 1,724      68,857        0.1%
    Avon Products, Inc.                                        1,956       9,213        0.0%
#   B&G Foods, Inc.                                            1,133      46,691        0.1%
    Bunge, Ltd.                                                1,182      73,875        0.1%
#   Cal-Maine Foods, Inc.                                      1,200      60,912        0.1%
#   Calavo Growers, Inc.                                         300      17,151        0.0%
#   Campbell Soup Co.                                          1,050      64,795        0.1%
#   Casey's General Stores, Inc.                                 807      90,384        0.1%
*   Central Garden & Pet Co. Class A                             451       7,347        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The)                                 700 $ 13,489        0.0%
#   Church & Dwight Co., Inc.                                    400   37,080        0.1%
#   Clorox Co. (The)                                             500   62,615        0.1%
    Coca-Cola Bottling Co. Consolidated                          200   31,874        0.0%
    Coca-Cola Co. (The)                                        7,711  345,453        0.4%
    Coca-Cola Enterprises, Inc.                                1,305   68,486        0.1%
    Colgate-Palmolive Co.                                      1,400   99,288        0.1%
    Costco Wholesale Corp.                                       800  118,504        0.1%
#*  Darling Ingredients, Inc.                                  2,800   40,572        0.1%
#   Dean Foods Co.                                             1,775   30,583        0.0%
    Dr Pepper Snapple Group, Inc.                                884   80,364        0.1%
    Edgewell Personal Care Co.                                   733   60,157        0.1%
    Energizer Holdings, Inc.                                     533   23,180        0.0%
    Estee Lauder Cos., Inc. (The) Class A                        400   38,348        0.1%
#*  Farmer Brothers Co.                                          500   15,105        0.0%
#   Flowers Foods, Inc.                                        3,300   63,228        0.1%
    Fresh Del Monte Produce, Inc.                                837   36,209        0.0%
#   General Mills, Inc.                                        1,144   70,173        0.1%
#*  Hain Celestial Group, Inc. (The)                             800   33,488        0.0%
    Hershey Co. (The)                                            183   17,039        0.0%
#   Hormel Foods Corp.                                         1,754   67,617        0.1%
*   HRG Group, Inc.                                            2,100   30,240        0.0%
#   Ingles Markets, Inc. Class A                                 300   10,821        0.0%
    Ingredion, Inc.                                            1,042  119,924        0.1%
#   Inter Parfums, Inc.                                          350   10,717        0.0%
    J&J Snack Foods Corp.                                        400   40,452        0.1%
    JM Smucker Co. (The)                                         918  116,568        0.1%
    John B. Sanfilippo & Son, Inc.                               200   11,066        0.0%
    Kellogg Co.                                                  544   41,785        0.1%
    Kimberly-Clark Corp.                                         700   87,633        0.1%
    Kraft Heinz Co. (The)                                      1,291  100,788        0.1%
    Kroger Co. (The)                                           1,808   63,985        0.1%
#   Lancaster Colony Corp.                                       500   58,250        0.1%
*   Landec Corp.                                                 800    9,000        0.0%
    McCormick & Co., Inc. Non-voting                             500   46,890        0.1%
    Medifast, Inc.                                               300    9,459        0.0%
    Mondelez International, Inc. Class A                       7,028  301,923        0.4%
*   Monster Beverage Corp.                                       133   19,181        0.0%
*   National Beverage Corp.                                      400   18,696        0.0%
*   Omega Protein Corp.                                          700   13,013        0.0%
#   Orchids Paper Products Co.                                    98    3,006        0.0%
    PepsiCo, Inc.                                              3,179  327,310        0.4%
#*  Pilgrim's Pride Corp.                                        621   16,711        0.0%
    Pinnacle Foods, Inc.                                       1,178   50,171        0.1%
#*  Post Holdings, Inc.                                          960   68,966        0.1%
#   PriceSmart, Inc.                                             300   25,962        0.0%
    Procter & Gamble Co. (The)                                10,054  805,526        1.0%
*   Revlon, Inc. Class A                                         505   18,397        0.0%
    Rocky Mountain Chocolate Factory, Inc.                       200    2,018        0.0%
    Sanderson Farms, Inc.                                        600   55,044        0.1%
    Snyder's-Lance, Inc.                                       1,140   36,446        0.0%
    SpartanNash Co.                                              700   19,390        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Staples -- (Continued)
#   Spectrum Brands Holdings, Inc.                               300 $   34,080        0.0%
#*  Sprouts Farmers Market, Inc.                               1,384     38,849        0.1%
*   SUPERVALU, Inc.                                            2,704     13,601        0.0%
    Sysco Corp.                                                1,100     50,677        0.1%
#   Tootsie Roll Industries, Inc.                                668     23,808        0.0%
#*  TreeHouse Foods, Inc.                                        842     74,433        0.1%
    Tyson Foods, Inc. Class A                                  2,389    157,244        0.2%
#*  United Natural Foods, Inc.                                   900     32,103        0.0%
    Wal-Mart Stores, Inc.                                      8,842    591,265        0.7%
    WD-40 Co.                                                    200     20,460        0.0%
    Weis Markets, Inc.                                           488     22,214        0.0%
#*  WhiteWave Foods Co. (The)                                    800     32,168        0.0%
#   Whole Foods Market, Inc.                                   1,667     48,476        0.1%
                                                                     ----------        ---
Total Consumer Staples                                                5,495,005        6.5%
                                                                     ----------        ---
Energy -- (7.5%)
    Adams Resources & Energy, Inc.                                49      1,972        0.0%
#   Alon USA Energy, Inc.                                      1,630     17,115        0.0%
    Anadarko Petroleum Corp.                                   1,300     68,588        0.1%
#   Apache Corp.                                                 669     36,394        0.1%
    Archrock, Inc.                                             1,611     15,868        0.0%
    Atwood Oceanics, Inc.                                      1,150     11,109        0.0%
    Baker Hughes, Inc.                                         2,161    104,506        0.1%
#*  Basic Energy Services, Inc.                                  800      2,560        0.0%
#   Bristow Group, Inc.                                          560     12,835        0.0%
    Cabot Oil & Gas Corp.                                      2,406     56,300        0.1%
    California Resources Corp.                                 1,402      3,084        0.0%
*   Callon Petroleum Co.                                       1,300     13,663        0.0%
#*  Carrizo Oil & Gas, Inc.                                      700     24,759        0.0%
#*  Cheniere Energy, Inc.                                        500     19,440        0.0%
    Chevron Corp.                                              5,923    605,212        0.7%
    Cimarex Energy Co.                                           415     45,185        0.1%
#*  Clayton Williams Energy, Inc.                                200      3,626        0.0%
#*  Cobalt International Energy, Inc.                          3,555     11,483        0.0%
    Columbia Pipeline Group, Inc.                              1,000     25,620        0.0%
*   Concho Resources, Inc.                                       500     58,085        0.1%
    ConocoPhillips                                             4,003    191,303        0.2%
#   CONSOL Energy, Inc.                                        1,300     19,565        0.0%
#*  Continental Resources, Inc.                                  600     22,356        0.0%
#   Core Laboratories NV                                         109     14,569        0.0%
    CVR Energy, Inc.                                             700     16,996        0.0%
*   Dawson Geophysical Co.                                       564      2,899        0.0%
    Delek US Holdings, Inc.                                      900     14,301        0.0%
    Devon Energy Corp.                                         1,032     35,790        0.1%
    DHT Holdings, Inc.                                           945      5,424        0.0%
#   Diamond Offshore Drilling, Inc.                            1,400     33,964        0.1%
*   Diamondback Energy, Inc.                                     437     37,835        0.1%
#*  Dril-Quip, Inc.                                              500     32,410        0.0%
    Energen Corp.                                                458     19,460        0.0%
#   EnLink Midstream LLC                                       1,600     22,928        0.0%
#   EOG Resources, Inc.                                        2,180    180,112        0.2%
    EQT Corp.                                                    400     28,040        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Energy -- (Continued)
*   Era Group, Inc.                                              500 $    4,765        0.0%
*   Exterran Corp.                                               805     12,316        0.0%
    Exxon Mobil Corp.                                         21,592  1,908,733        2.3%
*   FMC Technologies, Inc.                                     1,932     58,907        0.1%
#*  Forum Energy Technologies, Inc.                              517      8,655        0.0%
#   Frank's International NV                                   1,200     19,980        0.0%
#*  Geospace Technologies Corp.                                  222      3,632        0.0%
#   Green Plains, Inc.                                           700     12,670        0.0%
*   Gulfmark Offshore, Inc. Class A                              646      4,380        0.0%
*   Gulfport Energy Corp.                                      1,361     42,599        0.1%
    Halliburton Co.                                            2,200     90,882        0.1%
#*  Helix Energy Solutions Group, Inc.                         2,011     17,355        0.0%
#   Helmerich & Payne, Inc.                                    1,200     79,344        0.1%
    Hess Corp.                                                   780     46,504        0.1%
    HollyFrontier Corp.                                        1,553     55,287        0.1%
*   Hornbeck Offshore Services, Inc.                             922     10,824        0.0%
    Kinder Morgan, Inc.                                        5,539     98,373        0.1%
#*  Kosmos Energy, Ltd.                                        2,720     17,626        0.0%
*   Laredo Petroleum, Inc.                                     1,836     22,362        0.0%
    Marathon Oil Corp.                                         3,713     52,316        0.1%
    Marathon Petroleum Corp.                                   4,800    187,584        0.2%
#*  Matador Resources Co.                                      1,100     23,705        0.0%
*   Matrix Service Co.                                           500      9,420        0.0%
*   Memorial Resource Development Corp.                        2,300     30,084        0.0%
#   Murphy Oil Corp.                                           1,599     57,148        0.1%
    Nabors Industries, Ltd.                                    3,694     36,201        0.1%
#   National Oilwell Varco, Inc.                               1,700     61,268        0.1%
*   Natural Gas Services Group, Inc.                             200      4,598        0.0%
*   Newfield Exploration Co.                                     700     25,375        0.0%
#*  Newpark Resources, Inc.                                    1,700      7,939        0.0%
#   Noble Corp. P.L.C.                                         1,755     19,709        0.0%
    Noble Energy, Inc.                                         2,499     90,239        0.1%
    Occidental Petroleum Corp.                                 1,504    115,282        0.1%
    Oceaneering International, Inc.                            1,900     69,635        0.1%
*   Oil States International, Inc.                               781     27,054        0.0%
#   ONEOK, Inc.                                                  800     28,920        0.0%
#*  Par Pacific Holdings, Inc.                                   511      9,765        0.0%
*   Parker Drilling Co.                                        3,152      9,645        0.0%
*   Parsley Energy, Inc. Class A                               1,362     31,898        0.0%
#   Patterson-UTI Energy, Inc.                                 2,320     45,820        0.1%
    PBF Energy, Inc. Class A                                   1,270     40,869        0.1%
#*  PDC Energy, Inc.                                             600     37,674        0.1%
*   PHI, Inc. Non-voting                                         400      8,968        0.0%
    Phillips 66                                                2,417    198,460        0.2%
    Pioneer Natural Resources Co.                                658    109,294        0.1%
    QEP Resources, Inc.                                        1,403     25,156        0.0%
#   Range Resources Corp.                                      1,056     46,580        0.1%
#*  Renewable Energy Group, Inc.                               1,100     10,692        0.0%
#   Rowan Cos. P.L.C. Class A                                  1,400     26,334        0.0%
#   RPC, Inc.                                                  2,700     40,824        0.1%
#*  RSP Permian, Inc.                                          1,325     40,558        0.1%
    Schlumberger, Ltd.                                         6,845    549,927        0.7%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Energy -- (Continued)
    Scorpio Tankers, Inc.                                      1,738 $   10,880        0.0%
#*  SEACOR Holdings, Inc.                                        300     17,631        0.0%
    SemGroup Corp. Class A                                       400     12,264        0.0%
#   Ship Finance International, Ltd.                           1,848     28,034        0.0%
#   SM Energy Co.                                              1,072     33,403        0.1%
*   Southwestern Energy Co.                                    3,127     41,996        0.1%
    Spectra Energy Corp.                                         945     29,550        0.0%
    Superior Energy Services, Inc.                             1,956     32,978        0.1%
*   Synergy Resources Corp.                                    2,234     16,129        0.0%
    Targa Resources Corp.                                      1,100     44,506        0.1%
#   Teekay Corp.                                               1,300     14,560        0.0%
    Tesco Corp.                                                  818      7,738        0.0%
    Tesoro Corp.                                               2,195    174,920        0.2%
*   TETRA Technologies, Inc.                                   1,700     12,240        0.0%
#   Transocean, Ltd.                                           4,138     45,849        0.1%
#   US Silica Holdings, Inc.                                     438     11,191        0.0%
#*  Vaalco Energy, Inc.                                        1,200      1,476        0.0%
    Valero Energy Corp.                                        3,800    223,706        0.3%
#*  Weatherford International P.L.C.                           4,083     33,195        0.1%
    Western Refining, Inc.                                     1,947     52,102        0.1%
#*  Whiting Petroleum Corp.                                    2,258     27,096        0.0%
    Williams Cos., Inc. (The)                                  1,522     29,512        0.0%
    World Fuel Services Corp.                                  1,068     49,908        0.1%
#*  WPX Energy, Inc.                                           2,000     19,320        0.0%
                                                                     ----------        ---
Total Energy                                                          7,379,675        8.8%
                                                                     ----------        ---
Financials -- (15.8%)
    1st Source Corp.                                             440     15,154        0.0%
*   Affiliated Managers Group, Inc.                              500     85,160        0.1%
#   Alexander & Baldwin, Inc.                                  1,017     38,890        0.1%
*   Alleghany Corp.                                              116     60,468        0.1%
    Allied World Assurance Co. Holdings AG                     1,272     45,258        0.1%
    Allstate Corp. (The)                                       2,000    130,100        0.2%
*   Ally Financial, Inc.                                       4,312     76,797        0.1%
#*  Altisource Asset Management Corp.                             21        352        0.0%
#*  Altisource Portfolio Solutions SA                            218      6,821        0.0%
#   American Equity Investment Life Holding Co.                1,496     20,944        0.0%
    American Express Co.                                       3,886    254,261        0.3%
    American Financial Group, Inc.                               500     34,555        0.1%
    American International Group, Inc.                         3,341    186,495        0.2%
#   American National Insurance Co.                              200     23,224        0.0%
    Ameriprise Financial, Inc.                                 1,097    105,202        0.1%
#   Ameris Bancorp                                               327     10,268        0.0%
    AMERISAFE, Inc.                                              200     10,776        0.0%
    AmeriServ Financial, Inc.                                    560      1,725        0.0%
#   AmTrust Financial Services, Inc.                           2,104     52,284        0.1%
    Aon P.L.C.                                                   738     77,579        0.1%
#*  Arch Capital Group, Ltd.                                     832     58,648        0.1%
    Argo Group International Holdings, Ltd.                      746     41,008        0.1%
#   Arthur J Gallagher & Co.                                     934     43,001        0.1%
#   Artisan Partners Asset Management, Inc. Class A              201      6,494        0.0%
    Aspen Insurance Holdings, Ltd.                               700     32,445        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Associated Banc-Corp                                       2,179 $ 39,745        0.1%
*   Associated Capital Group, Inc. Class A                       200    6,094        0.0%
    Assured Guaranty, Ltd.                                     2,829   73,186        0.1%
    Astoria Financial Corp.                                    1,500   22,560        0.0%
    Axis Capital Holdings, Ltd.                                  400   21,308        0.0%
    Banc of California, Inc.                                     400    8,140        0.0%
    BancFirst Corp.                                              325   20,270        0.0%
#*  Bancorp, Inc. (The)                                          400    2,268        0.0%
    BancorpSouth, Inc.                                         1,486   34,906        0.1%
    Bank Mutual Corp.                                          1,000    8,080        0.0%
    Bank of America Corp.                                     27,476  400,051        0.5%
#   Bank of Hawaii Corp.                                         746   51,034        0.1%
#   Bank of Marin Bancorp                                         22    1,078        0.0%
    Bank of New York Mellon Corp. (The)                        3,236  130,217        0.2%
#   Bank of the Ozarks, Inc.                                   1,260   52,038        0.1%
#   BankUnited, Inc.                                           1,201   41,434        0.1%
    Banner Corp.                                                 471   20,149        0.0%
    BB&T Corp.                                                 2,872  101,611        0.1%
    BBCN Bancorp, Inc.                                         1,500   23,430        0.0%
*   Beneficial Bancorp, Inc.                                   1,319   18,321        0.0%
*   Berkshire Hathaway, Inc. Class B                           2,400  349,152        0.4%
    Berkshire Hills Bancorp, Inc.                                254    6,894        0.0%
    BGC Partners, Inc. Class A                                 3,357   30,482        0.0%
    BlackRock, Inc.                                              229   81,600        0.1%
    Blue Hills Bancorp, Inc.                                     400    5,832        0.0%
#*  BofI Holding, Inc.                                           872   17,763        0.0%
#   BOK Financial Corp.                                          631   37,974        0.1%
    Boston Private Financial Holdings, Inc.                    1,500   18,330        0.0%
    Bridge Bancorp, Inc.                                         180    5,479        0.0%
    Brookline Bancorp, Inc.                                    1,601   18,219        0.0%
    Brown & Brown, Inc.                                        2,525   88,653        0.1%
#   Bryn Mawr Bank Corp.                                         500   14,210        0.0%
    California First National Bancorp                              3       44        0.0%
    Camden National Corp.                                        129    5,613        0.0%
#   Capital Bank Financial Corp. Class A                         389   11,759        0.0%
    Capital One Financial Corp.                                2,200  159,258        0.2%
#   Capitol Federal Financial, Inc.                            2,200   29,238        0.0%
    Cardinal Financial Corp.                                     700   15,491        0.0%
*   Cascade Bancorp                                              800    4,840        0.0%
    Cash America International, Inc.                             700   25,872        0.0%
    Cathay General Bancorp                                     1,247   38,058        0.1%
#   CBOE Holdings, Inc.                                          500   30,980        0.0%
*   CBRE Group, Inc. Class A                                   3,240   96,001        0.1%
    CenterState Banks, Inc.                                      371    6,044        0.0%
    Central Pacific Financial Corp.                              628   14,658        0.0%
    Charles Schwab Corp. (The)                                 2,157   61,280        0.1%
    Chemical Financial Corp.                                     800   30,768        0.0%
#   Chicopee Bancorp, Inc.                                        89    1,618        0.0%
    Chubb, Ltd.                                                1,425  167,950        0.2%
#   Cincinnati Financial Corp.                                   960   63,370        0.1%
    CIT Group, Inc.                                            1,052   36,368        0.1%
    Citigroup, Inc.                                            7,934  367,186        0.4%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Citizens Community Bancorp, Inc.                             300 $  2,751        0.0%
    Citizens Financial Group, Inc.                             2,042   46,660        0.1%
#*  Citizens, Inc.                                             1,400   11,410        0.0%
#   City Holding Co.                                             400   19,648        0.0%
    Clifton Bancorp, Inc.                                        214    3,184        0.0%
    CME Group, Inc.                                              800   73,528        0.1%
    CNA Financial Corp.                                          300    9,480        0.0%
    CNO Financial Group, Inc.                                  2,500   45,925        0.1%
    CoBiz Financial, Inc.                                        861   10,427        0.0%
#   Cohen & Steers, Inc.                                         336   13,195        0.0%
    Columbia Banking System, Inc.                              1,146   33,796        0.1%
#   Comerica, Inc.                                             1,107   49,151        0.1%
#   Commerce Bancshares, Inc.                                  1,626   76,129        0.1%
#   Community Bank System, Inc.                                  700   27,699        0.0%
    Community Trust Bancorp, Inc.                                250    8,968        0.0%
    ConnectOne Bancorp, Inc.                                     306    5,266        0.0%
#*  Cowen Group, Inc. Class A                                  1,879    6,548        0.0%
    Crawford & Co. Class A                                       200    1,250        0.0%
    Crawford & Co. Class B                                       200    1,348        0.0%
*   Credit Acceptance Corp.                                      345   67,713        0.1%
*   CU Bancorp                                                   259    5,967        0.0%
    Cullen/Frost Bankers, Inc.                                   920   58,871        0.1%
*   Customers Bancorp, Inc.                                       42    1,091        0.0%
#   CVB Financial Corp.                                        1,760   30,237        0.0%
    Dime Community Bancshares, Inc.                              700   12,677        0.0%
    Discover Financial Services                                2,075  116,760        0.1%
    Donegal Group, Inc. Class A                                  700   10,717        0.0%
*   E*TRADE Financial Corp.                                    1,642   41,346        0.1%
#*  Eagle Bancorp, Inc.                                          300   15,210        0.0%
    East West Bancorp, Inc.                                    1,623   60,846        0.1%
#   Eaton Vance Corp.                                          1,253   43,266        0.1%
    EMC Insurance Group, Inc.                                    352    9,314        0.0%
    Employers Holdings, Inc.                                     630   18,711        0.0%
#*  Encore Capital Group, Inc.                                   608   17,115        0.0%
    Endurance Specialty Holdings, Ltd.                         1,059   67,755        0.1%
#*  Enova International, Inc.                                    640    5,638        0.0%
*   Enstar Group, Ltd.                                           200   31,688        0.0%
    Enterprise Bancorp, Inc.                                      41      989        0.0%
    Enterprise Financial Services Corp.                          498   13,630        0.0%
    Erie Indemnity Co. Class A                                   892   84,196        0.1%
    EverBank Financial Corp.                                     800   12,064        0.0%
    Evercore Partners, Inc. Class A                              500   25,820        0.0%
    Everest Re Group, Ltd.                                       300   55,470        0.1%
#   FactSet Research Systems, Inc.                               200   30,150        0.0%
    FBL Financial Group, Inc. Class A                            500   30,235        0.0%
    Federal Agricultural Mortgage Corp. Class C                  200    8,136        0.0%
    Federated Investors, Inc. Class B                          1,323   41,807        0.1%
    Federated National Holding Co.                               200    3,810        0.0%
    Fidelity Southern Corp.                                      491    7,935        0.0%
    Fifth Third Bancorp                                        5,181   94,864        0.1%
    Financial Engines, Inc.                                      400   12,884        0.0%
    Financial Institutions, Inc.                                 400   11,200        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
*   First Acceptance Corp.                                     1,000 $  1,740        0.0%
#   First American Financial Corp.                             1,833   66,025        0.1%
*   First BanCorp(318672706)                                     829    3,233        0.0%
    First Bancorp(318910106)                                     600   12,240        0.0%
#   First Bancorp, Inc.                                          147    2,918        0.0%
    First Busey Corp.                                            566   11,569        0.0%
    First Cash Financial Services, Inc.                          644   29,450        0.0%
    First Citizens BancShares, Inc. Class A                      171   43,605        0.1%
    First Commonwealth Financial Corp.                         1,503   13,798        0.0%
    First Community Bancshares, Inc.                             398    8,282        0.0%
    First Defiance Financial Corp.                               300   11,874        0.0%
    First Financial Bancorp                                    1,100   21,450        0.0%
    First Financial Bankshares, Inc.                             800   25,904        0.0%
    First Financial Corp.                                        300   10,629        0.0%
    First Financial Northwest, Inc.                              100    1,364        0.0%
#   First Horizon National Corp.                               2,926   41,198        0.1%
    First Interstate BancSystem, Inc. Class A                    353    9,566        0.0%
    First Merchants Corp.                                        541   13,877        0.0%
    First Midwest Bancorp, Inc.                                1,160   21,437        0.0%
*   First NBC Bank Holding Co.                                   289    6,283        0.0%
    First Niagara Financial Group, Inc.                        4,158   43,908        0.1%
    First of Long Island Corp. (The)                             143    4,377        0.0%
    First Republic Bank                                          732   51,474        0.1%
    First South Bancorp, Inc.                                    400    3,440        0.0%
    FirstMerit Corp.                                           1,386   30,714        0.0%
*   Flagstar Bancorp, Inc.                                       450   10,651        0.0%
    Flushing Financial Corp.                                     700   13,965        0.0%
    FNB Corp.                                                  2,768   36,593        0.1%
    FNF Group                                                  1,043   33,272        0.0%
#*  FNFV Group                                                 1,618   17,426        0.0%
*   Forestar Group, Inc.                                         458    6,183        0.0%
    Franklin Resources, Inc.                                   1,592   59,445        0.1%
#   Fulton Financial Corp.                                     2,353   32,918        0.0%
    Gain Capital Holdings, Inc.                                  243    1,665        0.0%
    GAMCO Investors, Inc. Class A                                200    7,914        0.0%
#*  Genworth Financial, Inc. Class A                             978    3,355        0.0%
#   Glacier Bancorp, Inc.                                        800   20,712        0.0%
*   Global Indemnity P.L.C.                                      550   17,297        0.0%
    Goldman Sachs Group, Inc. (The)                            1,077  176,746        0.2%
    Great Southern Bancorp, Inc.                                 200    7,572        0.0%
*   Green Dot Corp. Class A                                      292    6,491        0.0%
#   Greenhill & Co., Inc.                                        170    3,743        0.0%
#*  Greenlight Capital Re, Ltd. Class A                          700   15,071        0.0%
    Griffin Industrial Realty, Inc.                               93    2,390        0.0%
    Guaranty Bancorp                                             131    2,151        0.0%
    Hancock Holding Co.                                        1,536   39,890        0.1%
    Hanmi Financial Corp.                                        469   10,843        0.0%
#   Hanover Insurance Group, Inc. (The)                          600   51,456        0.1%
    Hartford Financial Services Group, Inc. (The)              1,200   53,256        0.1%
#   HCI Group, Inc.                                              253    7,580        0.0%
    Heartland Financial USA, Inc.                                493   16,520        0.0%
    Heritage Commerce Corp.                                    1,100   11,484        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Heritage Financial Corp.                                     600 $ 11,070        0.0%
#   Heritage Insurance Holdings, Inc.                            500    6,645        0.0%
    HF Financial Corp.                                            99    1,990        0.0%
    HFF, Inc. Class A                                            650   20,689        0.0%
#*  Hilltop Holdings, Inc.                                     1,349   26,791        0.0%
    Home Bancorp, Inc.                                           200    5,584        0.0%
    Home BancShares, Inc.                                      1,200   51,588        0.1%
*   HomeStreet, Inc.                                             443    9,547        0.0%
*   HomeTrust Bancshares, Inc.                                   362    6,715        0.0%
    Horace Mann Educators Corp.                                  700   21,770        0.0%
#*  Howard Hughes Corp. (The)                                    389   40,911        0.1%
#   Huntington Bancshares, Inc.                                5,172   52,030        0.1%
    Iberiabank Corp.                                             700   41,293        0.1%
    Independent Bank Corp.                                       618   29,065        0.0%
    Independent Bank Group, Inc.                                 162    5,929        0.0%
#   Interactive Brokers Group, Inc. Class A                    1,364   51,832        0.1%
    Intercontinental Exchange, Inc.                              424  101,773        0.1%
    International Bancshares Corp.                             1,357   35,540        0.1%
*   INTL. FCStone, Inc.                                          347    9,473        0.0%
    Invesco, Ltd.                                              2,742   85,029        0.1%
#   Investors Bancorp, Inc.                                    3,305   38,173        0.1%
    Janus Capital Group, Inc.                                  2,600   37,960        0.1%
    Jones Lang LaSalle, Inc.                                     300   34,551        0.1%
    JPMorgan Chase & Co.                                      13,175  832,660        1.0%
*   KCG Holdings, Inc. Class A                                    65      891        0.0%
#   Kearny Financial Corp.                                       836   10,550        0.0%
#   Kemper Corp.                                                 900   27,864        0.0%
#   Kennedy-Wilson Holdings, Inc.                                930   20,097        0.0%
    KeyCorp                                                    4,995   61,389        0.1%
    Lakeland Bancorp, Inc.                                       482    5,345        0.0%
#   Lakeland Financial Corp.                                     208    9,836        0.0%
    LegacyTexas Financial Group, Inc.                            571   14,081        0.0%
    Legg Mason, Inc.                                             979   31,436        0.0%
    Leucadia National Corp.                                    1,745   29,107        0.0%
    Lincoln National Corp.                                     1,414   61,438        0.1%
    Loews Corp.                                                2,000   79,360        0.1%
#   LPL Financial Holdings, Inc.                               1,367   36,089        0.1%
#   M&T Bank Corp.                                               488   57,740        0.1%
#   Maiden Holdings, Ltd.                                      1,300   15,899        0.0%
    MainSource Financial Group, Inc.                             700   15,295        0.0%
*   Marcus & Millichap, Inc.                                     300    7,524        0.0%
#   MarketAxess Holdings, Inc.                                   511   62,730        0.1%
    Marsh & McLennan Cos., Inc.                                1,377   86,958        0.1%
*   Maui Land & Pineapple Co., Inc.                              240    1,440        0.0%
#   MB Financial, Inc.                                           904   31,423        0.0%
    Merchants Bancshares, Inc.                                   114    3,470        0.0%
#   Mercury General Corp.                                        740   39,146        0.1%
    Meridian Bancorp, Inc.                                       183    2,675        0.0%
    MetLife, Inc.                                              2,727  122,988        0.2%
#*  MGIC Investment Corp.                                      3,800   27,474        0.0%
#   MidSouth Bancorp, Inc.                                        72      652        0.0%
#   Moelis & Co. Class A                                         197    5,538        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Moody's Corp.                                                400 $ 38,288        0.1%
    Morgan Stanley                                             4,000  108,240        0.1%
    Morningstar, Inc.                                            400   33,280        0.1%
    MSCI, Inc.                                                   612   46,475        0.1%
    Nasdaq, Inc.                                               1,199   73,990        0.1%
    National Bank Holdings Corp. Class A                         600   11,994        0.0%
    National Interstate Corp.                                    500   15,395        0.0%
    National Western Life Group, Inc. Class A                     11    2,384        0.0%
#*  Nationstar Mortgage Holdings, Inc.                           628    7,279        0.0%
    Navient Corp.                                              3,093   42,281        0.1%
*   Navigators Group, Inc. (The)                                 200   16,522        0.0%
    NBT Bancorp, Inc.                                          1,078   30,551        0.0%
    Nelnet, Inc. Class A                                         700   29,337        0.0%
    New York Community Bancorp, Inc.                           2,268   34,088        0.1%
*   NewStar Financial, Inc.                                      868    8,350        0.0%
    Northeast Community Bancorp, Inc.                            500    3,375        0.0%
    Northern Trust Corp.                                       1,480  105,198        0.1%
#   Northfield Bancorp, Inc.                                     134    2,125        0.0%
#   Northwest Bancshares, Inc.                                 2,350   32,947        0.0%
    Ocean Shore Holding Co.                                      183    3,268        0.0%
*   Ocwen Financial Corp.                                      1,500    3,390        0.0%
#   Old National Bancorp.                                      2,280   30,552        0.0%
    Old Republic International Corp.                           3,800   70,262        0.1%
    OneBeacon Insurance Group, Ltd. Class A                      140    1,736        0.0%
*   OneMain Holdings, Inc.                                       724   23,038        0.0%
    Oppenheimer Holdings, Inc. Class A                           400    6,112        0.0%
    Opus Bank                                                     62    2,239        0.0%
#   Oritani Financial Corp.                                      742   12,859        0.0%
    Pacific Continental Corp.                                    357    5,948        0.0%
*   Pacific Mercantile Bancorp                                    91      683        0.0%
*   Pacific Premier Bancorp, Inc.                                497   11,560        0.0%
#   PacWest Bancorp                                              791   31,624        0.0%
    Park National Corp.                                          340   31,212        0.0%
    Peapack Gladstone Financial Corp.                            234    4,479        0.0%
    Penns Woods Bancorp, Inc.                                     71    2,955        0.0%
*   PennyMac Financial Services, Inc. Class A                    635    8,090        0.0%
#   People's United Financial, Inc.                            1,887   29,248        0.0%
*   PHH Corp.                                                  1,109   14,228        0.0%
    Pinnacle Financial Partners, Inc.                            630   30,977        0.0%
    PNC Financial Services Group, Inc. (The)                   1,900  166,782        0.2%
    Popular, Inc.                                              1,538   45,709        0.1%
#*  PRA Group, Inc.                                            1,000   33,180        0.0%
    Preferred Bank                                               400   12,704        0.0%
#   Primerica, Inc.                                            1,219   60,414        0.1%
    Principal Financial Group, Inc.                            2,598  110,883        0.1%
#   PrivateBancorp, Inc.                                       1,429   59,461        0.1%
    ProAssurance Corp.                                         1,200   57,276        0.1%
    Progressive Corp. (The)                                    4,210  137,246        0.2%
#   Prosperity Bancshares, Inc.                                1,062   56,042        0.1%
#   Provident Financial Services, Inc.                         1,200   23,976        0.0%
    Prudential Financial, Inc.                                 1,200   93,168        0.1%
    Pulaski Financial Corp.                                      143    2,312        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Radian Group, Inc.                                         1,100 $ 14,069        0.0%
    Raymond James Financial, Inc.                              1,029   53,683        0.1%
*   Realogy Holdings Corp.                                     1,539   55,004        0.1%
    Regions Financial Corp.                                    5,743   53,869        0.1%
    Reinsurance Group of America, Inc.                           370   35,231        0.1%
    RenaissanceRe Holdings, Ltd.                                 419   46,471        0.1%
    Renasant Corp.                                               805   27,644        0.0%
    Republic Bancorp, Inc. Class A                               500   13,655        0.0%
    Resource America, Inc. Class A                               500    3,160        0.0%
    Riverview Bancorp, Inc.                                      500    2,180        0.0%
#   RLI Corp.                                                    620   38,552        0.1%
    S&P Global, Inc.                                             500   53,425        0.1%
    S&T Bancorp, Inc.                                            700   17,969        0.0%
#   Safety Insurance Group, Inc.                                 300   16,983        0.0%
    Sandy Spring Bancorp, Inc.                                   600   17,154        0.0%
*   Santander Consumer USA Holdings, Inc.                      1,248   16,436        0.0%
*   Seacoast Banking Corp. of Florida                            520    8,434        0.0%
    SEI Investments Co.                                          664   31,925        0.0%
#   Selective Insurance Group, Inc.                            1,010   35,057        0.1%
#   ServisFirst Bancshares, Inc.                                 258   12,714        0.0%
*   Signature Bank                                               442   60,921        0.1%
    Simmons First National Corp. Class A                         300   14,010        0.0%
#*  SLM Corp.                                                  6,827   46,219        0.1%
    South State Corp.                                            300   20,994        0.0%
#   Southside Bancshares, Inc.                                   141    4,119        0.0%
#*  St Joe Co. (The)                                             600   10,110        0.0%
    State Auto Financial Corp.                                   700   14,357        0.0%
#   State Bank Financial Corp.                                    50    1,044        0.0%
    State Street Corp.                                         1,094   68,156        0.1%
    Sterling Bancorp                                           1,193   19,494        0.0%
#   Stewart Information Services Corp.                           400   13,928        0.0%
*   Stifel Financial Corp.                                       975   32,087        0.0%
#   Stock Yards Bancorp, Inc.                                    300   12,132        0.0%
    Suffolk Bancorp                                              200    4,798        0.0%
    SunTrust Banks, Inc.                                       1,267   52,885        0.1%
*   SVB Financial Group                                          400   41,712        0.1%
*   Synchrony Financial                                        5,569  170,244        0.2%
    Synovus Financial Corp.                                    1,727   53,813        0.1%
    T Rowe Price Group, Inc.                                     678   51,047        0.1%
    Talmer Bancorp, Inc. Class A                                 132    2,561        0.0%
    TCF Financial Corp.                                        2,700   36,828        0.1%
#   TD Ameritrade Holding Corp.                                2,764   82,450        0.1%
*   Tejon Ranch Co.                                              451   10,157        0.0%
*   Texas Capital Bancshares, Inc.                               498   22,818        0.0%
#   TFS Financial Corp.                                        1,203   21,534        0.0%
#   Tompkins Financial Corp.                                     305   19,929        0.0%
    Torchmark Corp.                                              657   38,034        0.1%
    Towne Bank                                                   721   15,141        0.0%
    Travelers Cos., Inc. (The)                                 2,608  286,619        0.4%
    Trico Bancshares                                             166    4,469        0.0%
    TrustCo Bank Corp. NY                                      2,597   16,647        0.0%
#   Trustmark Corp.                                            1,251   30,662        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Financials -- (Continued)
    U.S. Bancorp.                                              8,200 $   350,058        0.4%
#   UMB Financial Corp.                                          600      33,450        0.1%
    Umpqua Holdings Corp.                                      3,092      48,946        0.1%
    Union Bankshares Corp.                                     1,129      29,817        0.0%
#   Union Bankshares, Inc.                                        64       1,856        0.0%
#   United Bankshares, Inc.                                      820      31,726        0.0%
    United Community Banks, Inc.                                 223       4,489        0.0%
    United Financial Bancorp, Inc.                             1,084      14,070        0.0%
    United Fire Group, Inc.                                      150       6,723        0.0%
#   Universal Insurance Holdings, Inc.                         1,300      22,893        0.0%
    Univest Corp. of Pennsylvania                                423       8,350        0.0%
#   Unum Group                                                 1,500      51,315        0.1%
    Validus Holdings, Ltd.                                     1,219      56,184        0.1%
    Valley National Bancorp                                    4,371      41,350        0.1%
#   Virtus Investment Partners, Inc.                              67       5,241        0.0%
    Voya Financial, Inc.                                         820      26,625        0.0%
#   Waddell & Reed Financial, Inc. Class A                       652      13,262        0.0%
*   Walker & Dunlop, Inc.                                        600      13,230        0.0%
    Washington Federal, Inc.                                   1,280      31,091        0.0%
#   Washington Trust Bancorp, Inc.                               217       7,949        0.0%
    Waterstone Financial, Inc.                                 1,097      15,380        0.0%
#   Webster Financial Corp.                                    1,325      48,548        0.1%
    Wells Fargo & Co.                                         23,585   1,178,778        1.4%
    WesBanco, Inc.                                               723      23,230        0.0%
#   Westamerica Bancorporation                                   530      25,822        0.0%
*   Western Alliance Bancorp                                   1,457      53,297        0.1%
#   Westwood Holdings Group, Inc.                                267      15,366        0.0%
    Willis Towers Watson P.L.C.                                  815     101,793        0.1%
    Wilshire Bancorp, Inc.                                     1,608      17,318        0.0%
    Wintrust Financial Corp.                                     501      26,062        0.0%
#   WisdomTree Investments, Inc.                                 936      10,193        0.0%
#   WR Berkley Corp.                                           1,500      84,000        0.1%
    WSFS Financial Corp.                                         400      13,656        0.0%
    XL Group P.L.C.                                            1,823      59,667        0.1%
    Yadkin Financial Corp.                                       110       2,752        0.0%
#   Zions Bancorporation                                       1,194      32,859        0.0%
                                                                     -----------       ----
Total Financials                                                      15,579,867       18.5%
                                                                     -----------       ----
Industrials -- (14.4%)
    3M Co.                                                     1,300     217,594        0.3%
#   AAON, Inc.                                                   740      19,625        0.0%
    AAR Corp.                                                    800      19,232        0.0%
    ABM Industries, Inc.                                         800      25,736        0.0%
*   ACCO Brands Corp.                                            759       7,241        0.0%
#   Actuant Corp. Class A                                        579      15,465        0.0%
#   Acuity Brands, Inc.                                          145      35,364        0.1%
    ADT Corp. (The)                                            2,758     115,781        0.1%
#   Advanced Drainage Systems, Inc.                            1,082      25,016        0.0%
#*  Advisory Board Co. (The)                                     500      15,820        0.0%
#*  AECOM                                                      2,099      68,196        0.1%
*   Aegion Corp.                                                 700      14,861        0.0%
#*  Aerojet Rocketdyne Holdings, Inc.                          1,200      21,744        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
#*  Aerovironment, Inc.                                          400 $ 11,552        0.0%
    AGCO Corp.                                                 1,100   58,817        0.1%
#   Air Lease Corp.                                            1,800   54,864        0.1%
*   Air Transport Services Group, Inc.                           451    6,355        0.0%
    Alamo Group, Inc.                                            200   11,288        0.0%
    Alaska Air Group, Inc.                                     2,400  169,032        0.2%
    Albany International Corp. Class A                           486   19,581        0.0%
#   Allegiant Travel Co.                                         200   32,114        0.0%
    Allegion P.L.C.                                              469   30,696        0.0%
    Allison Transmission Holdings, Inc.                        2,807   80,870        0.1%
#   Altra Industrial Motion Corp.                                800   22,960        0.0%
    AMERCO                                                       272   95,744        0.1%
#   American Airlines Group, Inc.                              1,620   56,198        0.1%
    American Railcar Industries, Inc.                            600   24,606        0.0%
#*  American Woodmark Corp.                                      490   35,692        0.1%
    AMETEK, Inc.                                               1,631   78,435        0.1%
    AO Smith Corp.                                               346   26,718        0.0%
#   Apogee Enterprises, Inc.                                     600   24,864        0.0%
#   Applied Industrial Technologies, Inc.                        900   41,247        0.1%
*   ARC Document Solutions, Inc.                                 900    3,708        0.0%
    ArcBest Corp.                                                600   11,454        0.0%
    Argan, Inc.                                                  211    7,212        0.0%
#*  Armstrong Flooring, Inc.                                     464    6,756        0.0%
*   Armstrong World Industries, Inc.                             828   33,791        0.1%
    Astec Industries, Inc.                                       500   24,200        0.0%
*   Astronics Corp.                                              220    8,129        0.0%
#*  Atlas Air Worldwide Holdings, Inc.                           450   17,973        0.0%
#*  Avis Budget Group, Inc.                                    1,800   45,180        0.1%
    AZZ, Inc.                                                    600   32,952        0.0%
#   B/E Aerospace, Inc.                                          555   26,990        0.0%
#*  Babcock & Wilcox Enterprises, Inc.                           600   13,710        0.0%
    Barnes Group, Inc.                                           920   29,891        0.0%
*   Beacon Roofing Supply, Inc.                                  828   35,380        0.1%
*   BMC Stock Holdings, Inc.                                     664   11,653        0.0%
#   Boeing Co. (The)                                           1,200  161,760        0.2%
    Brady Corp. Class A                                          700   18,543        0.0%
    Briggs & Stratton Corp.                                      600   12,702        0.0%
    Brink's Co. (The)                                            997   33,738        0.1%
*   Builders FirstSource, Inc.                                 1,800   19,962        0.0%
    BWX Technologies, Inc.                                     1,200   40,068        0.1%
*   CAI International, Inc.                                      600    6,132        0.0%
    Carlisle Cos., Inc.                                          500   50,950        0.1%
*   Casella Waste Systems, Inc. Class A                          700    5,012        0.0%
    Caterpillar, Inc.                                          3,104  241,243        0.3%
*   CBIZ, Inc.                                                 1,100   11,198        0.0%
#   CEB, Inc.                                                    400   24,676        0.0%
    CECO Environmental Corp.                                     396    2,614        0.0%
    Celadon Group, Inc.                                          500    5,035        0.0%
#   CH Robinson Worldwide, Inc.                                  500   35,485        0.1%
    Chicago Bridge & Iron Co. NV                               1,616   65,044        0.1%
#   Cintas Corp.                                                 400   35,912        0.1%
    CIRCOR International, Inc.                                   300   16,935        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
*   Civeo Corp.                                                1,562 $  2,374        0.0%
    CLARCOR, Inc.                                                700   41,139        0.1%
#*  Clean Harbors, Inc.                                          400   19,760        0.0%
*   Colfax Corp.                                               1,102   35,738        0.1%
    Columbus McKinnon Corp.                                      500    8,255        0.0%
    Comfort Systems USA, Inc.                                    600   17,694        0.0%
#   Copa Holdings SA Class A                                     293   18,679        0.0%
#*  Copart, Inc.                                               1,561   66,873        0.1%
#   Covanta Holding Corp.                                      2,083   33,870        0.1%
*   Covenant Transportation Group, Inc. Class A                  115    2,290        0.0%
*   CRA International, Inc.                                      300    6,510        0.0%
    Crane Co.                                                    900   50,013        0.1%
    CSX Corp.                                                  5,500  149,985        0.2%
    Cubic Corp.                                                  600   24,942        0.0%
    Cummins, Inc.                                              1,066  124,754        0.2%
    Curtiss-Wright Corp.                                       1,000   76,580        0.1%
#   Deere & Co.                                                  990   83,269        0.1%
    Delta Air Lines, Inc.                                      2,800  116,676        0.1%
#   Deluxe Corp.                                                 880   55,246        0.1%
#*  DigitalGlobe, Inc.                                         1,670   37,007        0.1%
#   Donaldson Co., Inc.                                        1,061   34,673        0.1%
#   Douglas Dynamics, Inc.                                       619   14,181        0.0%
    Dover Corp.                                                1,331   87,447        0.1%
    Dun & Bradstreet Corp. (The)                                 424   46,814        0.1%
#*  DXP Enterprises, Inc.                                        200    4,370        0.0%
#*  Dycom Industries, Inc.                                       700   49,420        0.1%
    Eastern Co. (The)                                            142    2,373        0.0%
    Eaton Corp. P.L.C.                                         1,633  103,320        0.1%
#*  Echo Global Logistics, Inc.                                  400    9,348        0.0%
    EMCOR Group, Inc.                                          1,300   63,024        0.1%
    Emerson Electric Co.                                       2,215  121,005        0.2%
    Encore Wire Corp.                                            400   15,300        0.0%
*   Energy Recovery, Inc.                                        992   12,063        0.0%
    EnerSys                                                    1,000   58,370        0.1%
*   Engility Holdings, Inc.                                      266    5,232        0.0%
    Ennis, Inc.                                                  600   11,724        0.0%
    EnPro Industries, Inc.                                       400   23,432        0.0%
    Equifax, Inc.                                                500   60,125        0.1%
    ESCO Technologies, Inc.                                      400   15,392        0.0%
    Essendant, Inc.                                              700   21,553        0.0%
#*  Esterline Technologies Corp.                                 400   27,464        0.0%
    Expeditors International of Washington, Inc.                 700   34,727        0.1%
#   Exponent, Inc.                                               289   14,404        0.0%
#   Fastenal Co.                                                 600   28,074        0.0%
    Federal Signal Corp.                                         800   10,952        0.0%
    FedEx Corp.                                                1,147  189,381        0.2%
    Flowserve Corp.                                              901   43,978        0.1%
    Fluor Corp.                                                1,040   56,846        0.1%
#   Fortune Brands Home & Security, Inc.                         745   41,280        0.1%
    Forward Air Corp.                                            500   22,790        0.0%
    Franklin Electric Co., Inc.                                  719   22,713        0.0%
    FreightCar America, Inc.                                     300    5,145        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
*   FTI Consulting, Inc.                                         920 $ 37,076        0.1%
#*  Fuel Tech, Inc.                                              600    1,032        0.0%
    G&K Services, Inc. Class A                                   500   35,325        0.1%
#   GATX Corp.                                                 1,007   46,262        0.1%
#*  Generac Holdings, Inc.                                       793   30,229        0.0%
    General Cable Corp.                                        1,052   16,453        0.0%
    General Dynamics Corp.                                       723  101,596        0.1%
    General Electric Co.                                      10,969  337,297        0.4%
#*  Genesee & Wyoming, Inc. Class A                              800   52,088        0.1%
*   Gibraltar Industries, Inc.                                   800   21,160        0.0%
    Global Brass & Copper Holdings, Inc.                         441   11,951        0.0%
    Gorman-Rupp Co. (The)                                        625   17,681        0.0%
*   GP Strategies Corp.                                          600   14,004        0.0%
#   Graco, Inc.                                                  600   47,034        0.1%
    Granite Construction, Inc.                                   700   31,213        0.0%
*   Great Lakes Dredge & Dock Corp.                            1,000    4,570        0.0%
#   Greenbrier Cos., Inc. (The)                                  700   20,993        0.0%
#   Griffon Corp.                                              1,100   17,391        0.0%
    H&E Equipment Services, Inc.                                 375    7,586        0.0%
*   Hawaiian Holdings, Inc.                                    1,100   46,277        0.1%
#*  HC2 Holdings, Inc.                                            69      266        0.0%
*   HD Supply Holdings, Inc.                                     815   27,938        0.0%
#   Healthcare Services Group, Inc.                              400   15,140        0.0%
#   Heartland Express, Inc.                                    1,500   27,165        0.0%
#   HEICO Corp.                                                  562   34,456        0.1%
    HEICO Corp. Class A                                          471   24,106        0.0%
    Heidrick & Struggles International, Inc.                     400    7,892        0.0%
*   Heritage-Crystal Clean, Inc.                                  99    1,030        0.0%
    Herman Miller, Inc.                                          900   27,153        0.0%
*   Hertz Global Holdings, Inc.                                2,888   26,743        0.0%
#   Hexcel Corp.                                               1,373   62,156        0.1%
*   Hill International, Inc.                                     900    3,816        0.0%
    Hillenbrand, Inc.                                          1,103   33,432        0.0%
    HNI Corp.                                                    649   28,374        0.0%
    Honeywell International, Inc.                              1,737  198,487        0.2%
    Houston Wire & Cable Co.                                     221    1,616        0.0%
*   Hub Group, Inc. Class A                                      700   26,964        0.0%
    Hubbell, Inc.                                                764   80,801        0.1%
    Huntington Ingalls Industries, Inc.                          716  103,655        0.1%
    Hurco Cos., Inc.                                             200    6,476        0.0%
*   Huron Consulting Group, Inc.                                 413   22,967        0.0%
    Hyster-Yale Materials Handling, Inc.                         400   24,500        0.0%
*   ICF International, Inc.                                      350   13,779        0.0%
    IDEX Corp.                                                   986   80,753        0.1%
#*  IHS, Inc. Class A                                            300   36,954        0.1%
    Illinois Tool Works, Inc.                                    800   83,616        0.1%
    Ingersoll-Rand P.L.C.                                      1,700  111,418        0.1%
#*  InnerWorkings, Inc.                                          640    5,229        0.0%
*   Innovative Solutions & Support, Inc.                         400    1,108        0.0%
    Insperity, Inc.                                              400   21,108        0.0%
    Insteel Industries, Inc.                                     400   11,596        0.0%
    Interface, Inc.                                            1,285   21,871        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
    ITT Corp.                                                  1,500 $ 57,555        0.1%
*   Jacobs Engineering Group, Inc.                               600   26,748        0.0%
    JB Hunt Transport Services, Inc.                             891   73,846        0.1%
*   JetBlue Airways Corp.                                      4,746   93,923        0.1%
    John Bean Technologies Corp.                                 300   15,642        0.0%
#   Joy Global, Inc.                                             300    6,390        0.0%
#   Kaman Corp.                                                  600   25,254        0.0%
#   Kansas City Southern                                       1,000   94,750        0.1%
    KAR Auction Services, Inc.                                 1,819   68,394        0.1%
#   KBR, Inc.                                                    800   12,448        0.0%
    Kelly Services, Inc. Class A                                 632   11,863        0.0%
#   Kennametal, Inc.                                           1,500   35,070        0.1%
    Kforce, Inc.                                                 856   16,273        0.0%
    Kimball International, Inc. Class B                          858    9,987        0.0%
*   Kirby Corp.                                                1,000   63,820        0.1%
*   KLX, Inc.                                                    450   15,174        0.0%
#   Knight Transportation, Inc.                                2,000   53,140        0.1%
    Knoll, Inc.                                                  628   14,664        0.0%
    Korn/Ferry International                                     806   21,875        0.0%
    L-3 Communications Holdings, Inc.                            400   52,612        0.1%
    Landstar System, Inc.                                        400   26,220        0.0%
*   Lawson Products, Inc.                                        185    3,624        0.0%
#*  Layne Christensen Co.                                        500    4,445        0.0%
    LB Foster Co. Class A                                        200    3,936        0.0%
#   Lennox International, Inc.                                   360   48,582        0.1%
#   Lincoln Electric Holdings, Inc.                              996   62,419        0.1%
#   Lindsay Corp.                                                100    7,646        0.0%
*   LMI Aerospace, Inc.                                          300    2,637        0.0%
    Lockheed Martin Corp.                                        524  121,767        0.2%
    LSI Industries, Inc.                                         700    8,855        0.0%
*   Lydall, Inc.                                                 400   14,716        0.0%
    Macquarie Infrastructure Corp.                               200   14,078        0.0%
#   Manitowoc Co., Inc. (The)                                  2,048   11,674        0.0%
#*  Manitowoc Foodservice, Inc.                                2,048   30,740        0.0%
    ManpowerGroup, Inc.                                          888   68,403        0.1%
    Marten Transport, Ltd.                                       900   16,794        0.0%
    Masco Corp.                                                  985   30,249        0.0%
*   MasTec, Inc.                                               1,477   33,469        0.0%
*   Mastech Holdings, Inc.                                        55      383        0.0%
    Matson, Inc.                                               1,017   39,541        0.1%
    Matthews International Corp. Class A                         500   26,320        0.0%
    McGrath RentCorp                                             700   17,066        0.0%
*   Mercury Systems, Inc.                                        605   12,717        0.0%
#*  Meritor, Inc.                                                830    7,055        0.0%
*   Middleby Corp. (The)                                         200   21,928        0.0%
    Miller Industries, Inc.                                      300    6,378        0.0%
*   Mistras Group, Inc.                                           69    1,682        0.0%
#   Mobile Mini, Inc.                                            781   25,187        0.0%
*   Moog, Inc. Class A                                           700   34,202        0.1%
*   MRC Global, Inc.                                             900   12,582        0.0%
    MSA Safety, Inc.                                             740   35,587        0.1%
    MSC Industrial Direct Co., Inc. Class A                      689   53,397        0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
    Mueller Industries, Inc.                                   1,118 $ 35,284        0.1%
    Mueller Water Products, Inc. Class A                       3,445   37,034        0.1%
#   Multi-Color Corp.                                            432   25,847        0.0%
*   MYR Group, Inc.                                              119    3,036        0.0%
*   Navigant Consulting, Inc.                                  1,100   17,556        0.0%
    Nielsen Holdings P.L.C.                                    2,393  124,771        0.2%
    NN, Inc.                                                      92    1,384        0.0%
#   Nordson Corp.                                                700   53,711        0.1%
    Norfolk Southern Corp.                                     1,661  149,673        0.2%
*   Nortek, Inc.                                                 300   14,148        0.0%
    Northrop Grumman Corp.                                       420   86,629        0.1%
*   Northwest Pipe Co.                                           100    1,079        0.0%
*   NOW, Inc.                                                    425    7,675        0.0%
#*  Old Dominion Freight Line, Inc.                            1,019   67,305        0.1%
    Omega Flex, Inc.                                             169    5,567        0.0%
*   On Assignment, Inc.                                        1,100   39,666        0.1%
    Orbital ATK, Inc.                                            928   80,736        0.1%
#*  Orion Energy Systems, Inc.                                   900    1,332        0.0%
*   Orion Marine Group, Inc.                                   1,000    5,840        0.0%
#   Oshkosh Corp.                                              1,336   65,264        0.1%
    Owens Corning                                              1,356   62,471        0.1%
#   PACCAR, Inc.                                               2,230  131,369        0.2%
*   PAM Transportation Services, Inc.                            144    3,558        0.0%
    Park-Ohio Holdings Corp.                                     200    5,090        0.0%
    Parker-Hannifin Corp.                                      1,094  126,926        0.2%
*   Patrick Industries, Inc.                                     325   14,901        0.0%
#   Pentair P.L.C.                                             1,388   80,615        0.1%
*   PGT, Inc.                                                    689    7,214        0.0%
#   Pitney Bowes, Inc.                                         1,237   25,940        0.0%
*   Ply Gem Holdings, Inc.                                       169    2,476        0.0%
    Powell Industries, Inc.                                      300    9,336        0.0%
*   PowerSecure International, Inc.                              500    9,360        0.0%
    Preformed Line Products Co.                                  191    8,016        0.0%
    Primoris Services Corp.                                    1,216   28,442        0.0%
*   Proto Labs, Inc.                                             146    8,735        0.0%
    Quad/Graphics, Inc.                                          200    2,510        0.0%
    Quanex Building Products Corp.                             1,000   18,840        0.0%
#*  Quanta Services, Inc.                                      1,200   28,464        0.0%
#   Raven Industries, Inc.                                       600    9,654        0.0%
    Raytheon Co.                                               1,200  151,620        0.2%
*   RBC Bearings, Inc.                                           300   21,990        0.0%
    RCM Technologies, Inc.                                       400    2,096        0.0%
    Regal Beloit Corp.                                           637   41,036        0.1%
    Republic Services, Inc.                                    2,910  136,974        0.2%
*   Rexnord Corp.                                              1,378   30,040        0.0%
*   Roadrunner Transportation Systems, Inc.                      799    9,444        0.0%
    Robert Half International, Inc.                              500   19,155        0.0%
#   Rockwell Automation, Inc.                                    500   56,735        0.1%
#   Rockwell Collins, Inc.                                       500   44,095        0.1%
#   Rollins, Inc.                                                790   21,227        0.0%
#   Roper Technologies, Inc.                                     300   52,827        0.1%
*   RPX Corp.                                                    330    3,656        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
    RR Donnelley & Sons Co.                                    2,292 $ 39,881        0.1%
*   Rush Enterprises, Inc. Class A                               750   14,767        0.0%
    Ryder System, Inc.                                         1,300   89,596        0.1%
#*  Saia, Inc.                                                   450   13,014        0.0%
#*  Sensata Technologies Holding NV                              389   14,654        0.0%
    Simpson Manufacturing Co., Inc.                              700   26,320        0.0%
    SkyWest, Inc.                                                900   21,150        0.0%
*   SL Industries, Inc.                                          200    7,996        0.0%
    Snap-on, Inc.                                                500   79,640        0.1%
#*  SolarCity Corp.                                              204    6,185        0.0%
    Southwest Airlines Co.                                     4,772  212,879        0.3%
*   SP Plus Corp.                                                500   11,140        0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                  1,192   56,203        0.1%
#*  Spirit Airlines, Inc.                                        800   35,144        0.1%
#   SPX Corp.                                                    546    8,791        0.0%
*   SPX FLOW, Inc.                                               546   16,358        0.0%
    Standex International Corp.                                  300   23,007        0.0%
    Stanley Black & Decker, Inc.                               1,100  123,112        0.2%
    Steelcase, Inc. Class A                                    1,700   25,942        0.0%
#*  Stericycle, Inc.                                             300   28,668        0.0%
#   Sun Hydraulics Corp.                                         462   16,346        0.0%
#*  Swift Transportation Co.                                   1,700   28,254        0.0%
    TAL International Group, Inc.                                900   15,390        0.0%
#*  Team, Inc.                                                   500   14,365        0.0%
#*  Teledyne Technologies, Inc.                                  600   55,770        0.1%
    Tennant Co.                                                  300   16,023        0.0%
    Terex Corp.                                                1,939   46,323        0.1%
    Tetra Tech, Inc.                                           1,000   29,400        0.0%
#   Textainer Group Holdings, Ltd.                               800   12,344        0.0%
    Textron, Inc.                                              2,314   89,506        0.1%
*   Thermon Group Holdings, Inc.                                 500    9,370        0.0%
    Timken Co. (The)                                           1,100   39,193        0.1%
*   Titan Machinery, Inc.                                        261    3,393        0.0%
#   Toro Co. (The)                                               400   34,580        0.1%
#*  TransDigm Group, Inc.                                        100   22,787        0.0%
*   Trex Co., Inc.                                               444   21,068        0.0%
*   TriMas Corp.                                                 456    8,254        0.0%
#*  TriNet Group, Inc.                                         1,124   18,681        0.0%
    Trinity Industries, Inc.                                   3,800   74,138        0.1%
#   Triumph Group, Inc.                                          920   33,286        0.0%
*   TrueBlue, Inc.                                               575   10,747        0.0%
    Tyco International P.L.C.                                  1,952   75,191        0.1%
*   Ultralife Corp.                                              400    1,888        0.0%
    UniFirst Corp.                                               240   26,011        0.0%
    Union Pacific Corp.                                        4,649  405,532        0.5%
*   United Continental Holdings, Inc.                          2,770  126,894        0.2%
    United Parcel Service, Inc. Class B                        1,300  136,591        0.2%
*   United Rentals, Inc.                                       1,304   87,277        0.1%
    United Technologies Corp.                                  4,360  455,053        0.5%
    Universal Forest Products, Inc.                              400   30,660        0.0%
#   Universal Truckload Services, Inc.                           325    4,634        0.0%
#   US Ecology, Inc.                                             400   18,012        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
#*  USG Corp.                                                  1,543 $    41,676        0.1%
#   Valmont Industries, Inc.                                     500      70,190        0.1%
*   Vectrus, Inc.                                                240       5,174        0.0%
#*  Verisk Analytics, Inc.                                       650      50,427        0.1%
#*  Veritiv Corp.                                                 47       1,928        0.0%
*   Versar, Inc.                                                 300         765        0.0%
    Viad Corp.                                                   600      17,850        0.0%
*   Virco Manufacturing Corp.                                    285         912        0.0%
#*  Wabash National Corp.                                      1,350      19,237        0.0%
*   WABCO Holdings, Inc.                                         200      22,432        0.0%
#   Wabtec Corp.                                                 400      33,172        0.0%
    Waste Connections, Inc.                                    1,700     114,376        0.1%
    Waste Management, Inc.                                     1,386      81,483        0.1%
#   Watsco, Inc.                                                 400      53,788        0.1%
    Watts Water Technologies, Inc. Class A                       423      23,633        0.0%
    Werner Enterprises, Inc.                                   1,700      43,078        0.1%
#*  Wesco Aircraft Holdings, Inc.                                 52         750        0.0%
#*  WESCO International, Inc.                                    649      38,155        0.1%
    West Corp.                                                   508      10,886        0.0%
#   Woodward, Inc.                                             1,000      54,210        0.1%
#   WW Grainger, Inc.                                            382      89,587        0.1%
#*  XPO Logistics, Inc.                                          938      28,271        0.0%
    Xylem, Inc.                                                1,471      61,458        0.1%
*   YRC Worldwide, Inc.                                          640       5,888        0.0%
                                                                     -----------       ----
Total Industrials                                                     14,140,443       16.8%
                                                                     -----------       ----
Information Technology -- (16.5%)
#*  3D Systems Corp.                                             300       5,307        0.0%
    Accenture P.L.C. Class A                                     633      71,478        0.1%
*   ACI Worldwide, Inc.                                        1,183      23,648        0.0%
    Activision Blizzard, Inc.                                  1,673      57,668        0.1%
*   Actua Corp.                                                  900       8,532        0.0%
#*  Acxiom Corp.                                               1,000      21,970        0.0%
*   Adobe Systems, Inc.                                          473      44,566        0.1%
    ADTRAN, Inc.                                                 600      11,592        0.0%
*   Advanced Energy Industries, Inc.                             676      21,869        0.0%
*   Akamai Technologies, Inc.                                  1,295      66,032        0.1%
*   Alliance Data Systems Corp.                                  130      26,430        0.0%
*   Alphabet, Inc. Class A                                       500     353,940        0.4%
*   Alphabet, Inc. Class C                                       601     416,499        0.5%
    Amdocs, Ltd.                                               1,200      67,848        0.1%
*   Amkor Technology, Inc.                                     4,400      25,124        0.0%
    Amphenol Corp. Class A                                     1,000      55,830        0.1%
    Analog Devices, Inc.                                         743      41,846        0.1%
*   Anixter International, Inc.                                  536      33,393        0.0%
#*  ANSYS, Inc.                                                  500      45,385        0.1%
    Apple, Inc.                                               20,651   1,935,825        2.3%
    Applied Materials, Inc.                                    4,132      84,582        0.1%
#*  Arista Networks, Inc.                                        275      18,321        0.0%
*   ARRIS International P.L.C.                                 2,960      67,399        0.1%
*   Arrow Electronics, Inc.                                    1,226      76,135        0.1%
#*  Aspen Technology, Inc.                                       802      30,500        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
#*  Autodesk, Inc.                                               300 $ 17,946        0.0%
    Automatic Data Processing, Inc.                            1,000   88,440        0.1%
*   AVG Technologies NV                                          803   15,899        0.0%
*   Avid Technology, Inc.                                         62      346        0.0%
    Avnet, Inc.                                                1,303   53,579        0.1%
    AVX Corp.                                                  2,100   27,762        0.0%
*   Aware, Inc.                                                  900    3,753        0.0%
*   Axcelis Technologies, Inc.                                 2,607    7,456        0.0%
*   AXT, Inc.                                                    300      771        0.0%
#   Badger Meter, Inc.                                           300   21,399        0.0%
    Belden, Inc.                                                 400   25,256        0.0%
*   Benchmark Electronics, Inc.                                  868   16,857        0.0%
    Blackbaud, Inc.                                              583   36,012        0.1%
*   Blackhawk Network Holdings, Inc.                             850   27,311        0.0%
*   Blucora, Inc.                                              1,000    8,010        0.0%
#   Booz Allen Hamilton Holding Corp.                          1,250   34,463        0.1%
#*  Bottomline Technologies de, Inc.                             261    6,410        0.0%
    Broadcom, Ltd.                                               622   90,656        0.1%
    Broadridge Financial Solutions, Inc.                         772   46,196        0.1%
    Brocade Communications Systems, Inc.                       5,772   55,469        0.1%
    Brooks Automation, Inc.                                    1,100   10,406        0.0%
*   BSQUARE Corp.                                                300    1,869        0.0%
    CA, Inc.                                                   2,897   85,925        0.1%
    Cabot Microelectronics Corp.                                 300   12,567        0.0%
*   CACI International, Inc. Class A                             606   58,267        0.1%
*   Cadence Design Systems, Inc.                               1,591   36,895        0.1%
*   CalAmp Corp.                                                 500    7,485        0.0%
*   Calix, Inc.                                                  993    6,881        0.0%
#*  Cardtronics, Inc.                                            982   38,710        0.1%
#*  Cavium, Inc.                                                 200    9,874        0.0%
    CDK Global, Inc.                                             333   15,841        0.0%
    CDW Corp.                                                  1,079   41,542        0.1%
*   Ceva, Inc.                                                    95    2,191        0.0%
*   CIBER, Inc.                                                2,700    6,264        0.0%
*   Ciena Corp.                                                1,171   19,708        0.0%
*   Cimpress NV                                                  319   28,031        0.0%
#*  Cirrus Logic, Inc.                                           874   31,551        0.0%
    Cisco Systems, Inc.                                       21,707  596,725        0.7%
*   Citrix Systems, Inc.                                         400   32,736        0.0%
#   Cognex Corp.                                                 667   23,699        0.0%
*   Cognizant Technology Solutions Corp. Class A                 988   57,670        0.1%
*   Coherent, Inc.                                               424   39,602        0.1%
    Cohu, Inc.                                                   600    6,936        0.0%
*   CommScope Holding Co., Inc.                                1,538   46,771        0.1%
#   Computer Sciences Corp.                                    1,000   33,130        0.0%
    Computer Task Group, Inc.                                    500    2,570        0.0%
    Comtech Telecommunications Corp.                             287    6,945        0.0%
#   Convergys Corp.                                            1,717   45,501        0.1%
*   CoreLogic, Inc.                                            1,279   45,379        0.1%
    Corning, Inc.                                              3,998   74,643        0.1%
*   CoStar Group, Inc.                                           200   39,462        0.1%
#*  Covisint Corp.                                               553    1,023        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
#*  Cray, Inc.                                                   624 $ 23,631        0.0%
*   Cree, Inc.                                                   861   21,103        0.0%
    CSG Systems International, Inc.                              860   38,167        0.1%
    CSRA, Inc.                                                 1,000   25,960        0.0%
*   CyberOptics Corp.                                            300    5,265        0.0%
#   Cypress Semiconductor Corp.                                1,693   15,288        0.0%
    Daktronics, Inc.                                             587    5,107        0.0%
*   DHI Group, Inc.                                            1,000    7,110        0.0%
#   Diebold, Inc.                                              1,306   34,309        0.1%
*   Digi International, Inc.                                     900    9,513        0.0%
*   Diodes, Inc.                                                 900   16,758        0.0%
    Dolby Laboratories, Inc. Class A                             766   36,469        0.1%
*   DSP Group, Inc.                                              600    5,700        0.0%
    DST Systems, Inc.                                            620   74,822        0.1%
*   DTS, Inc.                                                    500   10,910        0.0%
    EarthLink Holdings Corp.                                   3,100   18,011        0.0%
*   eBay, Inc.                                                 2,384   58,241        0.1%
#   Ebix, Inc.                                                   762   36,667        0.1%
*   EchoStar Corp. Class A                                       625   25,575        0.0%
    Electro Rent Corp.                                           677    6,777        0.0%
*   Electro Scientific Industries, Inc.                          800    5,640        0.0%
#*  Electronic Arts, Inc.                                        800   49,480        0.1%
#*  Electronics for Imaging, Inc.                                416   16,573        0.0%
    EMC Corp.                                                  8,959  233,919        0.3%
*   Emcore Corp.                                                 300    1,710        0.0%
#*  EnerNOC, Inc.                                                785    5,354        0.0%
*   Entegris, Inc.                                             3,153   41,903        0.1%
#*  Envestnet, Inc.                                              195    6,119        0.0%
#*  EPAM Systems, Inc.                                           278   20,275        0.0%
    Epiq Systems, Inc.                                           900   13,293        0.0%
*   ePlus, Inc.                                                  109    8,763        0.0%
*   Euronet Worldwide, Inc.                                      500   38,550        0.1%
*   Exar Corp.                                                 1,140    6,954        0.0%
*   ExlService Holdings, Inc.                                    500   24,195        0.0%
#*  F5 Networks, Inc.                                            300   31,425        0.0%
*   Fabrinet                                                     700   22,379        0.0%
*   Facebook, Inc. Class A                                     2,293  269,611        0.3%
#   Fair Isaac Corp.                                             200   21,342        0.0%
*   Fairchild Semiconductor International, Inc.                1,426   28,520        0.0%
#*  FalconStor Software, Inc.                                    700      742        0.0%
#*  FARO Technologies, Inc.                                      100    2,904        0.0%
    FEI Co.                                                      400   35,608        0.1%
    Fidelity National Information Services, Inc.               1,249   82,184        0.1%
#*  Finisar Corp.                                              1,669   27,472        0.0%
#*  FireEye, Inc.                                                500    8,675        0.0%
*   First Solar, Inc.                                            607   33,895        0.1%
*   Fiserv, Inc.                                               1,000   97,720        0.1%
#*  FleetCor Technologies, Inc.                                  641   99,150        0.1%
*   Flextronics International, Ltd.                            3,702   44,979        0.1%
    FLIR Systems, Inc.                                         1,911   57,731        0.1%
*   FormFactor, Inc.                                             744    5,729        0.0%
    Forrester Research, Inc.                                     335   11,263        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
*   Frequency Electronics, Inc.                                  300 $  3,039        0.0%
#*  Gartner, Inc.                                                300   26,151        0.0%
*   Genpact, Ltd.                                              2,845   79,347        0.1%
#   Global Payments, Inc.                                      1,170   84,447        0.1%
*   GSI Group, Inc.                                              288    4,190        0.0%
#*  GTT Communications, Inc.                                     117    1,870        0.0%
#*  Guidewire Software, Inc.                                     209   11,907        0.0%
    Hackett Group, Inc. (The)                                    700   10,416        0.0%
#*  Harmonic, Inc.                                             1,360    4,706        0.0%
#   Harris Corp.                                                 800   64,008        0.1%
    Hewlett Packard Enterprise Co.                             7,149  119,102        0.2%
    HP, Inc.                                                   3,401   41,730        0.1%
    IAC/InterActiveCorp                                          813   37,674        0.1%
*   ID Systems, Inc.                                             400    2,072        0.0%
*   II-VI, Inc.                                                1,177   24,564        0.0%
    Ingram Micro, Inc. Class A                                 2,108   73,675        0.1%
*   Innodata, Inc.                                               200      454        0.0%
*   Insight Enterprises, Inc.                                    900   22,239        0.0%
*   Integrated Device Technology, Inc.                         1,200   23,136        0.0%
    Intel Corp.                                               31,205  944,887        1.1%
#   InterDigital, Inc.                                           694   39,544        0.1%
    International Business Machines Corp.                      2,000  291,880        0.4%
    Intersil Corp. Class A                                     1,600   18,704        0.0%
*   IntraLinks Holdings, Inc.                                  1,496   13,329        0.0%
*   IntriCon Corp.                                               200    1,198        0.0%
    Intuit, Inc.                                                 400   40,356        0.1%
#*  IPG Photonics Corp.                                          803   69,596        0.1%
*   Itron, Inc.                                                  400   16,448        0.0%
*   Ixia                                                       1,573   15,919        0.0%
#   j2 Global, Inc.                                              850   53,992        0.1%
    Jabil Circuit, Inc.                                        3,412   59,232        0.1%
    Jack Henry & Associates, Inc.                              1,056   85,568        0.1%
    Juniper Networks, Inc.                                     1,989   46,543        0.1%
*   Keysight Technologies, Inc.                                1,334   34,791        0.1%
*   Kimball Electronics, Inc.                                    500    5,470        0.0%
    KLA-Tencor Corp.                                             700   48,958        0.1%
#*  Knowles Corp.                                                500    6,685        0.0%
*   Kulicke & Soffa Industries, Inc.                           1,300   13,936        0.0%
    Lam Research Corp.                                         1,187   90,687        0.1%
#*  Lattice Semiconductor Corp.                                2,800   15,596        0.0%
#   Leidos Holdings, Inc.                                        934   46,336        0.1%
    Lexmark International, Inc. Class A                        1,000   38,600        0.1%
    Linear Technology Corp.                                      740   32,915        0.0%
*   Lionbridge Technologies, Inc.                                322    1,607        0.0%
    Littelfuse, Inc.                                             400   46,592        0.1%
*   Lumentum Holdings, Inc.                                      359    9,083        0.0%
#*  M/A-COM Technology Solutions Holdings, Inc.                  545   22,285        0.0%
#*  Manhattan Associates, Inc.                                 1,080   65,383        0.1%
    ManTech International Corp. Class A                          600   20,280        0.0%
    Marvell Technology Group, Ltd.                             1,900   18,962        0.0%
    MasterCard, Inc. Class A                                   2,000  193,980        0.2%
    Maxim Integrated Products, Inc.                              578   20,646        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
    MAXIMUS, Inc.                                              1,000 $   52,900        0.1%
    Mentor Graphics Corp.                                      1,956     39,042        0.1%
#   Methode Electronics, Inc.                                    707     21,019        0.0%
#   Microchip Technology, Inc.                                 1,156     56,170        0.1%
*   Micron Technology, Inc.                                    7,027     75,540        0.1%
#*  Microsemi Corp.                                            1,873     63,289        0.1%
    Microsoft Corp.                                           22,691  1,131,600        1.4%
*   MicroStrategy, Inc. Class A                                   80     14,346        0.0%
    MKS Instruments, Inc.                                        900     32,274        0.0%
*   MoneyGram International, Inc.                              1,107      6,808        0.0%
#   Monolithic Power Systems, Inc.                               378     23,595        0.0%
    Monotype Imaging Holdings, Inc.                              300      6,609        0.0%
#*  Monster Worldwide, Inc.                                    1,630      5,216        0.0%
    Motorola Solutions, Inc.                                     347     26,091        0.0%
    MTS Systems Corp.                                            300     16,866        0.0%
*   Multi-Fineline Electronix, Inc.                              800     18,400        0.0%
*   NAPCO Security Technologies, Inc.                            600      3,552        0.0%
#   National Instruments Corp.                                 1,367     37,688        0.1%
*   NCR Corp.                                                  1,798     52,304        0.1%
#   NetApp, Inc.                                               2,261     53,450        0.1%
*   NETGEAR, Inc.                                                825     34,980        0.1%
#*  NetScout Systems, Inc.                                       917     20,412        0.0%
#*  NeuStar, Inc. Class A                                        700     16,443        0.0%
*   Newport Corp.                                                800     18,392        0.0%
    NIC, Inc.                                                    700     12,397        0.0%
*   Nuance Communications, Inc.                                1,774     30,477        0.0%
#   NVIDIA Corp.                                               2,765     98,240        0.1%
#*  Oclaro, Inc.                                                 500      2,525        0.0%
*   ON Semiconductor Corp.                                     5,502     52,104        0.1%
    Oracle Corp.                                               8,569    341,560        0.4%
*   OSI Systems, Inc.                                            500     25,445        0.0%
*   PAR Technology Corp.                                         400      2,556        0.0%
#   Paychex, Inc.                                                900     46,908        0.1%
#*  Paycom Software, Inc.                                        315     12,036        0.0%
*   PayPal Holdings, Inc.                                      1,300     50,934        0.1%
    PC Connection, Inc.                                          590     14,024        0.0%
    PC-Tel, Inc.                                                 700      3,136        0.0%
*   PCM, Inc.                                                    400      3,836        0.0%
*   PDF Solutions, Inc.                                          800     10,760        0.0%
    Pegasystems, Inc.                                            944     24,912        0.0%
*   Perficient, Inc.                                             700     14,616        0.0%
*   Photronics, Inc.                                           1,100     11,638        0.0%
    Plantronics, Inc.                                            600     23,070        0.0%
*   Plexus Corp.                                                 700     29,232        0.0%
*   Polycom, Inc.                                              1,800     21,510        0.0%
    Power Integrations, Inc.                                     228     11,001        0.0%
*   Progress Software Corp.                                      600     15,312        0.0%
*   PTC, Inc.                                                    700     25,522        0.0%
    QAD, Inc. Class B                                            101      1,643        0.0%
*   QLogic Corp.                                               1,500     19,635        0.0%
*   Qorvo, Inc.                                                  869     39,131        0.1%
    QUALCOMM, Inc.                                             5,140    259,673        0.3%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
*   Qualys, Inc.                                                 360 $  9,065        0.0%
#*  Rackspace Hosting, Inc.                                    1,100   25,157        0.0%
*   Rambus, Inc.                                               1,189   13,816        0.0%
*   RealNetworks, Inc.                                         1,200    5,472        0.0%
*   Red Hat, Inc.                                                628   46,076        0.1%
    Reis, Inc.                                                   200    5,034        0.0%
*   Rofin-Sinar Technologies, Inc.                               400   12,876        0.0%
*   Rogers Corp.                                                 400   22,944        0.0%
*   Rovi Corp.                                                   515    9,074        0.0%
*   Rudolph Technologies, Inc.                                 1,000   13,870        0.0%
    Sabre Corp.                                                  500   14,475        0.0%
*   salesforce.com, Inc.                                         300   22,740        0.0%
#   SanDisk Corp.                                              1,192   89,555        0.1%
*   Sanmina Corp.                                              1,100   26,015        0.0%
*   ScanSource, Inc.                                             400   16,272        0.0%
    Science Applications International Corp.                     827   43,905        0.1%
#*  Seachange International, Inc.                                516    1,925        0.0%
#   Seagate Technology P.L.C.                                  1,020   22,205        0.0%
*   Semtech Corp.                                                700   15,148        0.0%
*   ServiceSource International, Inc.                             89      359        0.0%
*   ShoreTel, Inc.                                             1,500    9,180        0.0%
*   Silicon Laboratories, Inc.                                   400   18,720        0.0%
#   Skyworks Solutions, Inc.                                     982   65,617        0.1%
*   Sonus Networks, Inc.                                         475    3,924        0.0%
#*  Splunk, Inc.                                                 300   15,594        0.0%
    SS&C Technologies Holdings, Inc.                             400   24,460        0.0%
#*  Stamps.com, Inc.                                             300   24,708        0.0%
*   StarTek, Inc.                                                300    1,230        0.0%
*   Stratasys, Ltd.                                              519   12,700        0.0%
#*  SunPower Corp.                                             1,332   26,826        0.0%
#*  Super Micro Computer, Inc.                                   166    4,467        0.0%
*   Sykes Enterprises, Inc.                                    1,080   31,482        0.0%
    Symantec Corp.                                             5,502   91,581        0.1%
#*  Synaptics, Inc.                                              401   28,692        0.0%
#*  Synchronoss Technologies, Inc.                               162    5,033        0.0%
#   SYNNEX Corp.                                                 700   57,799        0.1%
*   Synopsys, Inc.                                               682   32,409        0.0%
*   Syntel, Inc.                                               1,064   45,252        0.1%
*   Systemax, Inc.                                               988    8,941        0.0%
*   Take-Two Interactive Software, Inc.                          601   20,542        0.0%
    TE Connectivity, Ltd.                                      1,971  117,235        0.1%
#*  Tech Data Corp.                                              800   54,952        0.1%
*   Telenav, Inc.                                                500    2,850        0.0%
    TeleTech Holdings, Inc.                                    1,009   28,040        0.0%
#*  Teradata Corp.                                               844   21,353        0.0%
    Teradyne, Inc.                                             2,728   51,586        0.1%
    Tessco Technologies, Inc.                                    150    2,487        0.0%
    Tessera Technologies, Inc.                                 1,053   30,242        0.0%
    Texas Instruments, Inc.                                    2,281  130,108        0.2%
    Total System Services, Inc.                                  912   46,640        0.1%
    Travelport Worldwide, Ltd.                                   861   12,011        0.0%
*   Trimble Navigation, Ltd.                                     900   21,555        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Information Technology -- (Continued)
*   TTM Technologies, Inc.                                     1,827 $    11,912        0.0%
#*  Ubiquiti Networks, Inc.                                      700      24,934        0.0%
*   Ultratech, Inc.                                              600      13,014        0.0%
#*  Unisys Corp.                                                 810       6,245        0.0%
*   United Online, Inc.                                          314       3,401        0.0%
*   Vantiv, Inc. Class A                                       1,667      90,918        0.1%
#*  Veeco Instruments, Inc.                                      700      12,887        0.0%
#*  VeriFone Systems, Inc.                                     1,600      45,536        0.1%
*   Verint Systems, Inc.                                         500      16,920        0.0%
#*  VeriSign, Inc.                                               300      25,920        0.0%
#*  ViaSat, Inc.                                                 629      48,244        0.1%
*   Viavi Solutions, Inc.                                      1,795      11,685        0.0%
    Visa, Inc. Class A                                         3,800     293,512        0.4%
#   Vishay Intertechnology, Inc.                               3,100      37,696        0.1%
*   Web.com Group, Inc.                                          966      19,310        0.0%
#*  WebMD Health Corp.                                           551      34,570        0.1%
    Western Digital Corp.                                      2,000      81,730        0.1%
#   Western Union Co. (The)                                    1,501      30,020        0.0%
#*  WEX, Inc.                                                    500      47,245        0.1%
#*  Workday, Inc. Class A                                        125       9,373        0.0%
    Xerox Corp.                                                8,600      82,560        0.1%
    Xilinx, Inc.                                               1,749      75,347        0.1%
*   Yahoo!, Inc.                                               2,370      86,742        0.1%
#*  Zebra Technologies Corp. Class A                             373      23,335        0.0%
*   Zillow Group, Inc. Class A                                   402      10,058        0.0%
*   Zix Corp.                                                  1,300       4,849        0.0%
#*  Zynga, Inc. Class A                                        6,854      16,313        0.0%
                                                                     -----------       ----
Total Information Technology                                          16,215,958       19.2%
                                                                     -----------       ----
Materials -- (4.8%)
    A Schulman, Inc.                                             719      20,053        0.0%
    AEP Industries, Inc.                                         200      12,326        0.0%
    Air Products & Chemicals, Inc.                               700     102,123        0.1%
    Airgas, Inc.                                                 800     113,952        0.1%
#*  AK Steel Holding Corp.                                     2,700      12,636        0.0%
#   Albemarle Corp.                                              728      48,164        0.1%
    Alcoa, Inc.                                                6,318      70,572        0.1%
    Allegheny Technologies, Inc.                                 882      14,412        0.0%
    American Vanguard Corp.                                      800      13,240        0.0%
    AptarGroup, Inc.                                           1,200      91,200        0.1%
    Ashland, Inc.                                                441      49,216        0.1%
    Avery Dennison Corp.                                         702      50,972        0.1%
    Axiall Corp.                                               1,023      24,092        0.0%
    Ball Corp.                                                   600      42,828        0.1%
    Bemis Co., Inc.                                            2,200     110,396        0.1%
*   Berry Plastics Group, Inc.                                   800      28,816        0.0%
*   Boise Cascade Co.                                            301       6,282        0.0%
    Cabot Corp.                                                1,196      58,353        0.1%
    Calgon Carbon Corp.                                        1,200      19,668        0.0%
#   Carpenter Technology Corp.                                   800      28,328        0.0%
    Celanese Corp. Series A                                      844      59,671        0.1%
#*  Century Aluminum Co.                                       1,302      11,484        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Materials -- (Continued)
    CF Industries Holdings, Inc.                               2,650 $ 87,635        0.1%
#   Chemours Co. (The)                                           519    4,733        0.0%
*   Chemtura Corp.                                             1,694   47,178        0.1%
*   Clearwater Paper Corp.                                       400   23,896        0.0%
    Commercial Metals Co.                                      2,000   35,840        0.0%
#   Compass Minerals International, Inc.                         700   52,472        0.1%
*   Core Molding Technologies, Inc.                              300    3,519        0.0%
*   Crown Holdings, Inc.                                         500   26,480        0.0%
#   Deltic Timber Corp.                                          200   12,500        0.0%
    Domtar Corp.                                               1,304   50,387        0.1%
    Dow Chemical Co. (The)                                     4,429  233,010        0.3%
#   Eagle Materials, Inc.                                        501   37,134        0.1%
    Eastman Chemical Co.                                       1,300   99,294        0.1%
#   Ecolab, Inc.                                                 592   68,068        0.1%
    EI du Pont de Nemours & Co.                                1,709  112,640        0.1%
*   Ferro Corp.                                                  600    7,644        0.0%
#*  Flotek Industries, Inc.                                      331    3,128        0.0%
#   FMC Corp.                                                    600   25,956        0.0%
#   Freeport-McMoRan, Inc.                                     3,166   44,324        0.1%
    Friedman Industries, Inc.                                    300    1,857        0.0%
    FutureFuel Corp.                                             801    9,003        0.0%
*   GCP Applied Technologies, Inc.                               400    8,852        0.0%
    Graphic Packaging Holding Co.                              6,211   82,482        0.1%
#   Greif, Inc. Class A                                          600   20,820        0.0%
    Greif, Inc. Class B                                          234   10,785        0.0%
    Hawkins, Inc.                                                233    9,117        0.0%
    Haynes International, Inc.                                   259    9,720        0.0%
    HB Fuller Co.                                                900   40,248        0.1%
*   Headwaters, Inc.                                             665   13,307        0.0%
    Huntsman Corp.                                             3,684   57,986        0.1%
    Innophos Holdings, Inc.                                      408   15,080        0.0%
    Innospec, Inc.                                               558   26,985        0.0%
#   International Flavors & Fragrances, Inc.                     300   35,841        0.0%
    International Paper Co.                                    3,680  159,234        0.2%
    Kaiser Aluminum Corp.                                        224   21,242        0.0%
    KapStone Paper and Packaging Corp.                         2,800   44,492        0.1%
    KMG Chemicals, Inc.                                          300    7,107        0.0%
*   Koppers Holdings, Inc.                                       225    5,654        0.0%
*   Kraton Performance Polymers, Inc.                            400    9,084        0.0%
    Kronos Worldwide, Inc.                                       564    3,751        0.0%
*   Louisiana-Pacific Corp.                                    2,175   36,975        0.1%
    LyondellBasell Industries NV Class A                       1,227  101,436        0.1%
#   Martin Marietta Materials, Inc.                              237   40,107        0.1%
    Materion Corp.                                               491   14,234        0.0%
    Mercer International, Inc.                                   800    6,720        0.0%
    Minerals Technologies, Inc.                                  600   35,940        0.0%
    Monsanto Co.                                                 900   84,312        0.1%
#   Mosaic Co. (The)                                           2,745   76,833        0.1%
    Myers Industries, Inc.                                       775   10,447        0.0%
    Neenah Paper, Inc.                                           173   11,261        0.0%
#   NewMarket Corp.                                              100   40,606        0.1%
    Newmont Mining Corp.                                       4,078  142,608        0.2%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                       SHARES   VALUE+    ASSETS**
                                                                       ------ ---------- ----------
Materials -- (Continued)
             Nucor Corp.                                                2,270 $  113,001        0.1%
#            Olin Corp.                                                 2,917     63,561        0.1%
#            Olympic Steel, Inc.                                          300      6,786        0.0%
#*           Owens-Illinois, Inc.                                       3,096     57,152        0.1%
             Packaging Corp. of America                                   900     58,392        0.1%
             PH Glatfelter Co.                                            800     18,344        0.0%
#*           Platform Specialty Products Corp.                          1,061     10,928        0.0%
#            PolyOne Corp.                                              1,211     43,572        0.1%
             PPG Industries, Inc.                                         680     75,065        0.1%
             Praxair, Inc.                                                700     82,222        0.1%
             Quaker Chemical Corp.                                        200     17,812        0.0%
             Reliance Steel & Aluminum Co.                              1,407    104,076        0.1%
#*           Rentech, Inc.                                                193        670        0.0%
#            Royal Gold, Inc.                                             800     50,096        0.1%
             RPM International, Inc.                                      599     30,267        0.0%
             Schnitzer Steel Industries, Inc. Class A                     600     12,372        0.0%
             Scotts Miracle-Gro Co. (The) Class A                         436     30,860        0.0%
             Sealed Air Corp.                                             862     40,824        0.1%
             Sensient Technologies Corp.                                  512     34,432        0.0%
             Sherwin-Williams Co. (The)                                   200     57,462        0.1%
#            Silgan Holdings, Inc.                                      1,300     65,962        0.1%
             Sonoco Products Co.                                        1,434     67,240        0.1%
#            Southern Copper Corp.                                        400     11,868        0.0%
             Steel Dynamics, Inc.                                       2,610     65,798        0.1%
             Stepan Co.                                                   600     36,774        0.0%
#*           Stillwater Mining Co.                                      1,900     23,180        0.0%
             TimkenSteel Corp.                                            550      7,007        0.0%
             Tredegar Corp.                                               800     12,768        0.0%
             United States Lime & Minerals, Inc.                          200     10,714        0.0%
             United States Steel Corp.                                    530     10,128        0.0%
*            US Concrete, Inc.                                            202     12,476        0.0%
             Valspar Corp. (The)                                          500     53,345        0.1%
             Vulcan Materials Co.                                         694     74,695        0.1%
#            Westlake Chemical Corp.                                    1,044     52,398        0.1%
             WestRock Co.                                                 979     40,971        0.1%
             Worthington Industries, Inc.                                 900     33,975        0.0%
*            WR Grace & Co.                                               400     30,672        0.0%
                                                                              ----------        ---
Total Materials                                                                4,676,613        5.5%
                                                                              ----------        ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                        900         --        0.0%
(degrees)*   Softbrands, Inc. Escrow Shares                               600         --        0.0%
                                                                              ----------        ---
Total Other                                                                           --        0.0%
                                                                              ----------        ---
Telecommunication Services -- (3.0%)
             AT&T, Inc.                                                34,951  1,356,798        1.6%
             Atlantic Tele-Network, Inc.                                  400     28,764        0.0%
             CenturyLink, Inc.                                          7,300    225,935        0.3%
*            Cincinnati Bell, Inc.                                      3,500     13,370        0.0%
#            Cogent Communications Holdings, Inc.                         587     22,717        0.0%
#            Consolidated Communications Holdings, Inc.                   827     19,550        0.0%
             Frontier Communications Corp.                              7,736     43,012        0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Telecommunication Services -- (Continued)
*   General Communication, Inc. Class A                        1,100 $   18,590        0.0%
#   IDT Corp. Class B                                            504      7,731        0.0%
    Inteliquent, Inc.                                            900     14,931        0.0%
#*  Iridium Communications, Inc.                               1,497     12,081        0.0%
*   Level 3 Communications, Inc.                               1,581     82,623        0.1%
*   Lumos Networks Corp.                                         200      2,550        0.0%
#*  ORBCOMM, Inc.                                              1,200     11,892        0.0%
*   SBA Communications Corp. Class A                             500     51,520        0.1%
    Shenandoah Telecommunications Co.                          1,422     40,797        0.1%
#*  T-Mobile US, Inc.                                          1,696     66,619        0.1%
    Telephone & Data Systems, Inc.                             1,913     56,567        0.1%
*   United States Cellular Corp.                                 324     13,815        0.0%
    Verizon Communications, Inc.                              16,942    863,026        1.0%
#*  Vonage Holdings Corp.                                      3,429     16,014        0.0%
    Windstream Holdings, Inc.                                  1,601     13,897        0.0%
                                                                     ----------        ---
Total Telecommunication Services                                      2,982,799        3.5%
                                                                     ----------        ---
Utilities -- (2.5%)
    AES Corp.                                                  2,191     24,452        0.0%
    AGL Resources, Inc.                                          710     46,761        0.1%
    ALLETE, Inc.                                                 400     22,476        0.0%
    Alliant Energy Corp.                                         400     28,208        0.0%
    Ameren Corp.                                                 900     43,200        0.1%
    American Electric Power Co., Inc.                            600     38,100        0.1%
    American States Water Co.                                    600     25,014        0.0%
    American Water Works Co., Inc.                               506     36,817        0.1%
#   Aqua America, Inc.                                         1,625     51,447        0.1%
    Atmos Energy Corp.                                           504     36,565        0.1%
#   Avangrid, Inc.                                               670     26,867        0.0%
    Avista Corp.                                                 800     32,056        0.0%
    Black Hills Corp.                                            700     42,413        0.1%
#   California Water Service Group                               600     16,758        0.0%
*   Calpine Corp.                                              4,872     76,880        0.1%
    CenterPoint Energy, Inc.                                   1,600     34,320        0.0%
    Chesapeake Utilities Corp.                                   161      9,583        0.0%
#   CMS Energy Corp.                                             700     28,476        0.0%
    Connecticut Water Service, Inc.                               88      4,138        0.0%
#   Consolidated Edison, Inc.                                    400     29,840        0.0%
    Dominion Resources, Inc.                                   1,000     71,470        0.1%
#   DTE Energy Co.                                               500     44,580        0.1%
#   Duke Energy Corp.                                            996     78,465        0.1%
#*  Dynegy, Inc.                                               1,300     22,919        0.0%
    Edison International                                         500     35,355        0.0%
    El Paso Electric Co.                                         515     23,226        0.0%
    Empire District Electric Co. (The)                           500     16,835        0.0%
    Entergy Corp.                                                300     22,554        0.0%
    Eversource Energy                                            787     44,418        0.1%
    Exelon Corp.                                               1,149     40,318        0.1%
    FirstEnergy Corp.                                            500     16,295        0.0%
    Genie Energy, Ltd. Class B                                   400      2,948        0.0%
    Great Plains Energy, Inc.                                  1,400     43,722        0.1%
#   Hawaiian Electric Industries, Inc.                         1,100     35,959        0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                       SHARES   VALUE+     ASSETS**
                                                                       ------ ----------- ----------
Utilities -- (Continued)
             IDACORP, Inc.                                                415 $    30,183        0.0%
             ITC Holdings Corp.                                           922      40,633        0.1%
#            MDU Resources Group, Inc.                                    778      15,607        0.0%
             MGE Energy, Inc.                                             600      29,910        0.0%
#            Middlesex Water Co.                                          300      10,974        0.0%
#            National Fuel Gas Co.                                        456      25,308        0.0%
             New Jersey Resources Corp.                                   600      21,408        0.0%
             NextEra Energy, Inc.                                         700      82,306        0.1%
             NiSource, Inc.                                             1,112      25,254        0.0%
#            Northwest Natural Gas Co.                                    400      20,616        0.0%
             NorthWestern Corp.                                           500      28,420        0.0%
             NRG Energy, Inc.                                           2,425      36,617        0.1%
             NRG Yield, Inc. Class A                                      194       2,935        0.0%
             NRG Yield, Inc. Class C                                      194       3,139        0.0%
#            OGE Energy Corp.                                             800      23,672        0.0%
#            ONE Gas, Inc.                                                621      36,310        0.1%
             Ormat Technologies, Inc.                                     900      39,060        0.1%
#            Otter Tail Corp.                                             600      17,352        0.0%
#            Pattern Energy Group, Inc.                                    55       1,155        0.0%
             PG&E Corp.                                                   600      34,920        0.0%
             Piedmont Natural Gas Co., Inc.                               800      47,840        0.1%
             Pinnacle West Capital Corp.                                  300      21,795        0.0%
#            PNM Resources, Inc.                                          900      28,512        0.0%
             Portland General Electric Co.                                700      27,804        0.0%
             PPL Corp.                                                    800      30,112        0.0%
             Public Service Enterprise Group, Inc.                        900      41,517        0.1%
             Questar Corp.                                              1,400      35,098        0.0%
#            SCANA Corp.                                                  400      27,476        0.0%
#            Sempra Energy                                                400      41,340        0.1%
             SJW Corp.                                                    211       7,260        0.0%
#            South Jersey Industries, Inc.                                800      22,328        0.0%
#            Southern Co. (The)                                         1,400      70,140        0.1%
             Southwest Gas Corp.                                          400      25,964        0.0%
#            Spire, Inc.                                                  300      19,188        0.0%
#*           Talen Energy Corp.                                            99       1,154        0.0%
             TECO Energy, Inc.                                          1,282      35,601        0.0%
             UGI Corp.                                                  3,072     123,617        0.2%
             Unitil Corp.                                                 100       3,952        0.0%
#            Vectren Corp.                                                600      29,310        0.0%
#            WEC Energy Group, Inc.                                       799      46,510        0.1%
             Westar Energy, Inc.                                          800      41,288        0.1%
#            WGL Holdings, Inc.                                           600      40,734        0.1%
             Xcel Energy, Inc.                                            900      36,027        0.1%
#            York Water Co. (The)                                         360      10,674        0.0%
                                                                              -----------       ----
Total Utilities                                                                 2,494,455        3.0%
                                                                              -----------       ----
TOTAL COMMON STOCKS                                                            84,058,316       99.7%
                                                                              -----------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   Enterprise Bank & Trust Rights 5/27/16                        41           5        0.0%
(degrees)*   Leap Wireless International, Inc. Contingent Value Rights  2,100          --        0.0%
(degrees)#*  Safeway Casa Ley Contingent Value Rights                   1,200       1,218        0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                                                 OF NET
                                                                          SHARES     VALUE+     ASSETS**
                                                                         --------- ----------- ----------
(degrees)#*    Safeway PDC, LLC Contingent Value Rights                      1,200 $        58        0.0%
                                                                                   -----------      -----
TOTAL RIGHTS/WARRANTS                                                                    1,281        0.0%
                                                                                   -----------      -----
TOTAL INVESTMENT SECURITIES                                                         84,059,597
                                                                                   -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
               State Street Institutional Liquid Reserves, 0.455%          203,828     203,828        0.2%
                                                                                   -----------      -----
SECURITIES LENDING COLLATERAL -- (14.3%)
(degrees)(S)@  DFA Short Term Investment Fund                            1,214,654  14,053,547       16.7%
                                                                                   -----------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $73,969,059)                                   $98,316,972      116.6%
                                                                                   ===========      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
  Common Stocks
     Consumer Discretionary       $15,093,501          --   --    $15,093,501
     Consumer Staples               5,495,005          --   --      5,495,005
     Energy                         7,379,675          --   --      7,379,675
     Financials                    15,579,867          --   --     15,579,867
     Industrials                   14,140,443          --   --     14,140,443
     Information Technology        16,215,958          --   --     16,215,958
     Materials                      4,676,613          --   --      4,676,613
     Other                                 --          --   --             --
     Telecommunication Services     2,982,799          --   --      2,982,799
     Utilities                      2,494,455          --   --      2,494,455
  Rights/Warrants                          -- $     1,281   --          1,281
  Temporary Cash Investments          203,828          --   --        203,828
  Securities Lending Collateral            --  14,053,547   --     14,053,547
                                  ----------- -----------   --    -----------
  TOTAL                           $84,262,144 $14,054,828   --    $98,316,972
                                  =========== ===========   ==    ===========

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
COMMON STOCKS -- (92.8%)

AUSTRALIA -- (5.9%)
    Adelaide Brighton, Ltd.                                   12,382 $ 48,438        0.1%
    AGL Energy, Ltd.                                           2,454   33,991        0.0%
    ALS, Ltd.                                                  6,672   23,544        0.0%
#   Alumina, Ltd.                                             44,778   50,564        0.1%
    Amcor, Ltd.                                                7,623   88,876        0.1%
    AMP, Ltd.                                                 54,320  241,371        0.3%
    APA Group                                                  8,506   56,339        0.1%
#*  APN News & Media, Ltd.                                     8,425    3,936        0.0%
#   ARB Corp., Ltd.                                              443    5,406        0.0%
#*  Arrium, Ltd.                                              32,904      550        0.0%
    Asciano, Ltd.                                             19,708  132,121        0.1%
    ASX, Ltd.                                                  2,267   75,041        0.1%
    Aurizon Holdings, Ltd.                                     6,244   20,173        0.0%
*   Ausdrill, Ltd.                                             3,727    1,327        0.0%
#   AusNet Services                                           21,363   24,852        0.0%
    Australia & New Zealand Banking Group, Ltd.               18,347  336,299        0.4%
*   Australian Agricultural Co., Ltd.                         10,040   10,912        0.0%
    Automotive Holdings Group, Ltd.                            7,603   22,566        0.0%
#*  AWE, Ltd.                                                 11,677    6,093        0.0%
    Bank of Queensland, Ltd.                                   6,766   57,535        0.1%
    Beach Energy, Ltd.                                        44,398   24,657        0.0%
    Beadell Resources, Ltd.                                   38,340    9,141        0.0%
    Bega Cheese, Ltd.                                          1,674    7,799        0.0%
    Bendigo and Adelaide Bank, Ltd.                            8,282   58,303        0.1%
    BHP Billiton, Ltd.                                        20,901  326,410        0.3%
    BHP Billiton, Ltd. Sponsored ADR                           2,200   68,948        0.1%
*   Billabong International, Ltd.                              2,604    2,689        0.0%
    BlueScope Steel, Ltd.                                     16,259   79,384        0.1%
    Boral, Ltd.                                               16,241   79,047        0.1%
*   Bradken, Ltd.                                              4,982    3,426        0.0%
    Brambles, Ltd.                                             8,792   83,042        0.1%
    Breville Group, Ltd.                                       2,941   18,304        0.0%
    Brickworks, Ltd.                                             846    9,826        0.0%
*   Broadspectrum, Ltd.                                       16,892   18,854        0.0%
#   Cabcharge Australia, Ltd.                                  1,270    3,093        0.0%
    Caltex Australia, Ltd.                                       854   20,960        0.0%
#   Cardno, Ltd.                                               1,834    1,541        0.0%
#   carsales.com, Ltd.                                         2,372   21,128        0.0%
#   Cash Converters International, Ltd.                       15,872    5,897        0.0%
    Challenger, Ltd.                                          10,518   71,148        0.1%
    CIMIC Group, Ltd.                                          1,755   47,466        0.1%
    Cleanaway Waste Management, Ltd.                          49,648   29,648        0.0%
    Coca-Cola Amatil, Ltd.                                     4,079   26,575        0.0%
    Collins Foods, Ltd.                                        4,293   13,094        0.0%
    Commonwealth Bank of Australia                             3,672  204,997        0.2%
    Computershare, Ltd.                                        5,369   41,099        0.1%
    Credit Corp. Group, Ltd.                                   1,551   11,887        0.0%
    CSR, Ltd.                                                 16,074   41,502        0.1%
    Domino's Pizza Enterprises, Ltd.                           1,192   55,829        0.1%
    Downer EDI, Ltd.                                           7,987   22,424        0.0%
    DuluxGroup, Ltd.                                           8,959   43,390        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
AUSTRALIA -- (Continued)
*   Elders, Ltd.                                                 931 $  2,406        0.0%
#*  Energy World Corp., Ltd.                                  12,801    1,839        0.0%
    Event Hospitality and Entertainment, Ltd.                  1,588   18,088        0.0%
    Fairfax Media, Ltd.                                       60,766   36,524        0.0%
#   Flight Centre Travel Group, Ltd.                             646   19,235        0.0%
    Fortescue Metals Group, Ltd.                               9,269   23,821        0.0%
    GrainCorp, Ltd. Class A                                    5,558   34,452        0.0%
#   GUD Holdings, Ltd.                                         2,199   14,200        0.0%
    GWA Group, Ltd.                                            5,307    9,272        0.0%
#   Harvey Norman Holdings, Ltd.                              12,250   41,485        0.1%
    Hills, Ltd.                                                5,255      877        0.0%
*   Horizon Oil, Ltd.                                         29,979    1,611        0.0%
    Iluka Resources, Ltd.                                      6,877   33,377        0.0%
    Incitec Pivot, Ltd.                                       28,258   68,671        0.1%
#   Independence Group NL                                      3,743    8,648        0.0%
    Insurance Australia Group, Ltd.                           37,192  162,070        0.2%
    InvoCare, Ltd.                                             2,186   20,294        0.0%
    IOOF Holdings, Ltd.                                        4,072   27,538        0.0%
    IRESS, Ltd.                                                3,256   28,673        0.0%
    James Hardie Industries P.L.C.                             2,471   34,564        0.0%
    James Hardie Industries P.L.C. Sponsored ADR               3,000   42,060        0.1%
#   JB Hi-Fi, Ltd.                                             2,013   33,489        0.0%
*   Kingsgate Consolidated, Ltd.                                 631      219        0.0%
    LendLease Group                                            3,562   34,215        0.0%
*   Macmahon Holdings, Ltd.                                   39,034    3,108        0.0%
    Macquarie Group, Ltd.                                      2,109  101,024        0.1%
    Magellan Financial Group, Ltd.                             2,457   39,857        0.1%
    Melbourne IT, Ltd.                                         5,334    7,892        0.0%
    Metals X, Ltd.                                               620      485        0.0%
#*  Metcash, Ltd.                                             17,754   23,636        0.0%
*   Mincor Resources NL                                        4,393      699        0.0%
#   Mineral Resources, Ltd.                                    3,218   18,015        0.0%
#   MMA Offshore, Ltd.                                         8,708    3,104        0.0%
#   Monadelphous Group, Ltd.                                   1,985   11,430        0.0%
#*  Mount Gibson Iron, Ltd.                                    8,762    1,436        0.0%
#   Myer Holdings, Ltd.                                       30,365   23,769        0.0%
    National Australia Bank, Ltd.                             15,091  309,607        0.3%
#   Navitas, Ltd.                                              5,275   20,433        0.0%
    New Hope Corp., Ltd.                                       3,628    3,962        0.0%
*   Newcrest Mining, Ltd.                                      6,100   88,948        0.1%
    Northern Star Resources, Ltd.                              9,219   27,420        0.0%
    Nufarm, Ltd.                                               5,093   27,049        0.0%
    Oil Search, Ltd.                                           7,459   39,546        0.1%
    Orica, Ltd.                                                7,459   86,186        0.1%
    Origin Energy, Ltd.                                       14,478   59,497        0.1%
    Orora, Ltd.                                               19,908   39,682        0.1%
    OZ Minerals, Ltd.                                          8,700   38,625        0.1%
    Pacific Brands, Ltd.                                      16,041   13,863        0.0%
#*  Paladin Energy, Ltd.                                       8,694    1,739        0.0%
    Peet, Ltd.                                                 7,973    5,726        0.0%
    Perpetual, Ltd.                                              794   25,670        0.0%
    Platinum Asset Management, Ltd.                              591    2,710        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
AUSTRALIA -- (Continued)
    PMP, Ltd.                                                 15,111 $  6,375        0.0%
    Premier Investments, Ltd.                                  1,328   15,947        0.0%
    Programmed Maintenance Services, Ltd.                      3,981    4,418        0.0%
    Qantas Airways, Ltd.                                      23,512   57,327        0.1%
    QBE Insurance Group, Ltd.                                  8,923   75,102        0.1%
#   Qube Holdings, Ltd.                                       14,416   27,164        0.0%
*   Ramelius Resources, Ltd.                                  23,490    7,502        0.0%
    RCR Tomlinson, Ltd.                                        7,109    7,077        0.0%
    REA Group, Ltd.                                              617   23,739        0.0%
    Recall Holdings, Ltd.                                        574    3,710        0.0%
    Reece, Ltd.                                                  772   21,151        0.0%
*   Resolute Mining, Ltd.                                     10,174    7,647        0.0%
    Retail Food Group, Ltd.                                    4,745   19,758        0.0%
    Rio Tinto, Ltd.                                            4,438  173,164        0.2%
    SAI Global, Ltd.                                           5,683   15,702        0.0%
#*  Salmat, Ltd.                                               4,935    2,094        0.0%
    Sandfire Resources NL                                      1,850    8,272        0.0%
    Santos, Ltd.                                              11,740   42,293        0.1%
    Seek, Ltd.                                                 3,829   47,383        0.1%
*   Senex Energy, Ltd.                                        31,081    6,541        0.0%
#   Seven Group Holdings, Ltd.                                 3,972   17,559        0.0%
    Seven West Media, Ltd.                                    18,225   14,581        0.0%
    Sims Metal Management, Ltd.                                4,115   29,428        0.0%
    Slater & Gordon, Ltd.                                        528      117        0.0%
    SMS Management & Technology, Ltd.                          2,472    3,541        0.0%
*   South32, Ltd.                                             19,895   24,881        0.0%
#*  South32, Ltd. ADR                                          2,745   17,046        0.0%
    Southern Cross Media Group, Ltd.                          18,980   15,502        0.0%
#   Spark Infrastructure Group                                17,357   27,213        0.0%
*   St Barbara, Ltd.                                           2,817    5,013        0.0%
    STW Communications Group, Ltd.                            10,662    8,639        0.0%
    Suncorp Group, Ltd.                                        8,547   80,839        0.1%
    Sunland Group, Ltd.                                        7,830    9,052        0.0%
#   Super Retail Group, Ltd.                                   4,028   25,765        0.0%
#   Sydney Airport                                             3,330   17,170        0.0%
#   Tassal Group, Ltd.                                         6,365   18,805        0.0%
    Telstra Corp., Ltd.                                        9,755   39,609        0.1%
#*  Ten Network Holdings, Ltd.                                 6,400    4,601        0.0%
    TFS Corp., Ltd.                                            3,576    4,233        0.0%
    Tox Free Solutions, Ltd.                                   2,799    6,147        0.0%
    TPG Telecom, Ltd.                                          2,754   22,321        0.0%
    Transurban Group                                           7,199   63,169        0.1%
*   UGL, Ltd.                                                  1,662    3,977        0.0%
    Village Roadshow, Ltd.                                     1,430    5,691        0.0%
*   Virgin Australia Holdings, Ltd.()                         46,180       --        0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                  62,673   16,632        0.0%
    Vocus Communications, Ltd.                                 6,556   42,818        0.1%
    Wesfarmers, Ltd.                                           4,590  148,623        0.2%
    Westpac Banking Corp. Sponsored ADR                        7,016  165,578        0.2%
#*  Whitehaven Coal, Ltd.                                      1,338      777        0.0%
    Woodside Petroleum, Ltd.                                   7,970  170,638        0.2%
    Woolworths, Ltd.                                           4,734   79,218        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd.                                        1,744 $    9,165        0.0%
                                                                     ----------        ---
TOTAL AUSTRALIA                                                       6,084,902        6.3%
                                                                     ----------        ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                       116     11,319        0.0%
    Andritz AG                                                   480     26,944        0.0%
    Atrium European Real Estate, Ltd.                          2,982     12,635        0.0%
    Austria Technologie & Systemtechnik AG                       289      4,003        0.0%
    BUWOG AG                                                     481     10,126        0.0%
*   Conwert Immobilien Invest SE                               1,782     28,200        0.1%
*   Erste Group Bank AG                                        1,799     51,786        0.1%
    EVN AG                                                       660      7,919        0.0%
*   IMMOFINANZ AG                                              3,670      8,658        0.0%
    Lenzing AG                                                   229     17,724        0.0%
    Mayr Melnhof Karton AG                                       204     24,005        0.0%
    Oesterreichische Post AG                                     380     14,850        0.0%
    OMV AG                                                     3,924    118,073        0.1%
    POLYTEC Holding AG                                           317      2,913        0.0%
*   Raiffeisen Bank International AG                           2,065     33,055        0.1%
    RHI AG                                                       422      9,083        0.0%
    S IMMO AG                                                  1,165     11,435        0.0%
#   Schoeller-Bleckmann Oilfield Equipment AG                    121      8,164        0.0%
#   Semperit AG Holding                                          156      5,605        0.0%
    SHS Flughafen Wien AG                                         20      2,290        0.0%
    Strabag SE                                                   412     12,951        0.0%
    Telekom Austria AG                                         1,260      7,907        0.0%
#   Verbund AG                                                 1,435     20,046        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe         492     11,101        0.0%
    Voestalpine AG                                             1,405     50,699        0.1%
    Wienerberger AG                                            2,737     54,060        0.1%
    Zumtobel Group AG                                            642      8,355        0.0%
                                                                     ----------        ---
TOTAL AUSTRIA                                                           573,906        0.6%
                                                                     ----------        ---
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV                                    593     77,301        0.1%
    Ageas                                                      4,207    165,302        0.2%
    Banque Nationale de Belgique                                   6     20,606        0.0%
    Bekaert SA                                                   983     43,291        0.1%
    bpost SA                                                     173      4,885        0.0%
    Cie d'Entreprises CFE                                        220     21,867        0.0%
    Colruyt SA                                                 1,737    100,158        0.1%
    D'ieteren SA                                                 477     21,159        0.0%
    Delhaize Group                                             1,408    147,959        0.2%
    Delhaize Group Sponsored ADR                               4,400    115,192        0.1%
    Econocom Group SA                                          1,603     17,303        0.0%
    Elia System Operator SA                                      768     39,733        0.1%
    Euronav NV                                                 3,095     34,089        0.1%
    EVS Broadcast Equipment SA                                   132      4,476        0.0%
#   Exmar NV                                                     649      5,577        0.0%
    KBC Groep NV                                               1,544     86,869        0.1%
    Kinepolis Group NV                                           495     21,839        0.0%
    Melexis NV                                                   479     26,510        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
BELGIUM -- (Continued)
*   Mobistar SA                                                1,400 $   30,642        0.0%
*   Nyrstar NV                                                39,257     31,072        0.0%
    Ontex Group NV                                               160      4,908        0.0%
#   Proximus SADP                                              3,128    105,425        0.1%
    Sipef SA                                                      98      5,581        0.0%
    Solvay SA                                                  1,104    111,847        0.1%
*   Telenet Group Holding NV                                     543     27,031        0.0%
*   Tessenderlo Chemie NV                                      1,111     38,237        0.1%
#   Umicore SA                                                 2,281    113,866        0.1%
    Van de Velde NV                                              446     31,308        0.0%
*   Viohalco SA                                                1,602      2,028        0.0%
                                                                     ----------        ---
TOTAL BELGIUM                                                         1,456,061        1.5%
                                                                     ----------        ---
CANADA -- (8.5%)
    Absolute Software Corp.                                      500      2,702        0.0%
*   Advantage Oil & Gas, Ltd.                                  4,612     26,429        0.0%
    Aecon Group, Inc.                                          1,800     24,001        0.0%
    AGF Management, Ltd. Class B                               1,754      7,269        0.0%
    Agnico Eagle Mines, Ltd.(2009823)                            818     38,663        0.1%
    Agnico Eagle Mines, Ltd.(008474108)                          943     44,519        0.1%
    Agrium, Inc.(2213538)                                        800     68,938        0.1%
    Agrium, Inc.(008916108)                                      961     82,761        0.1%
    AGT Food & Ingredients, Inc.                                 615     19,881        0.0%
    Aimia, Inc.                                                2,960     20,194        0.0%
*   Air Canada                                                 2,800     20,821        0.0%
*   Alacer Gold Corp.                                          4,256     11,533        0.0%
    Alamos Gold, Inc. Class A                                  1,033      7,454        0.0%
    Algonquin Power & Utilities Corp.                          3,600     31,447        0.0%
    Alimentation Couche-Tard, Inc. Class B                     2,467    108,141        0.1%
    AltaGas, Ltd.                                                882     21,440        0.0%
    Altus Group, Ltd.                                            530      9,340        0.0%
    ARC Resources, Ltd.                                        2,654     44,780        0.1%
*   Argonaut Gold, Inc.                                          172        403        0.0%
*   Asanko Gold, Inc.                                          2,900      9,384        0.0%
    Atco, Ltd. Class I                                           600     19,597        0.0%
#*  Athabasca Oil Corp.                                        6,553      6,998        0.0%
*   ATS Automation Tooling Systems, Inc.                         300      2,776        0.0%
*   AuRico Metals, Inc.                                        2,212      1,587        0.0%
    AutoCanada, Inc.                                             359      5,874        0.0%
*   Avigilon Corp.                                               678      8,711        0.0%
#*  B2Gold Corp.                                              21,500     47,808        0.1%
    Badger Daylighting, Ltd.                                     679     12,647        0.0%
*   Ballard Power Systems, Inc.                                2,600      4,165        0.0%
#   Bank of Montreal(2076009)                                  2,768    180,327        0.2%
    Bank of Montreal(063671101)                                  899     58,579        0.1%
    Bank of Nova Scotia (The)(2076281)                         4,072    213,547        0.2%
    Bank of Nova Scotia (The)(064149107)                       1,504     78,885        0.1%
*   Bankers Petroleum, Ltd.                                   10,000     15,143        0.0%
    Barrick Gold Corp.(067901108)                              7,482    144,926        0.2%
    Barrick Gold Corp.(2024644)                                2,100     40,654        0.1%
    Baytex Energy Corp.                                        1,140      5,833        0.0%
    BCE, Inc.(B188TH2)                                           354     16,601        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    BCE, Inc.(05534B760)                                         604 $ 28,334        0.0%
*   Bellatrix Exploration, Ltd.                                1,758    1,962        0.0%
*   Birchcliff Energy, Ltd.                                    2,200    9,153        0.0%
    Black Diamond Group, Ltd.                                  1,000    3,491        0.0%
*   BlackBerry, Ltd.(09228F103)                                4,667   32,949        0.1%
*   BlackBerry, Ltd.(BCBHZ31)                                  3,458   24,418        0.0%
#*  BlackPearl Resources, Inc.                                 5,400    4,132        0.0%
    Bonavista Energy Corp.                                     4,473   11,265        0.0%
    Bonterra Energy Corp.                                        198    4,270        0.0%
    Boralex, Inc. Class A                                      2,474   32,396        0.0%
    Brookfield Asset Management, Inc. Class A                  1,650   55,758        0.1%
    CAE, Inc.(2162760)                                         2,040   24,128        0.0%
    CAE, Inc.(124765108)                                       2,197   25,990        0.0%
    Calfrac Well Services, Ltd.                                1,440    2,146        0.0%
    Cameco Corp.(2166160)                                        842   10,536        0.0%
    Cameco Corp.(13321L108)                                    2,707   33,865        0.1%
    Canaccord Genuity Group, Inc.                              1,669    5,561        0.0%
    Canadian Imperial Bank of Commerce(2170525)                1,227   99,103        0.1%
    Canadian Imperial Bank of Commerce(136069101)                140   11,308        0.0%
    Canadian National Railway Co.(2180632)                     1,200   73,892        0.1%
    Canadian National Railway Co.(136375102)                   1,058   65,130        0.1%
    Canadian Natural Resources, Ltd.(136385101)                6,871  206,267        0.2%
    Canadian Natural Resources, Ltd.(2171573)                  2,474   74,297        0.1%
    Canadian Pacific Railway, Ltd.                               300   43,284        0.1%
    Canadian Tire Corp., Ltd. Class A                            596   64,920        0.1%
    Canadian Utilities, Ltd. Class A                             600   17,258        0.0%
#   Canadian Western Bank                                      1,800   39,710        0.1%
    Canam Group, Inc.                                          1,300   13,708        0.0%
*   Canfor Corp.                                                 830    9,076        0.0%
    Canfor Pulp Products, Inc.                                 1,000    8,113        0.0%
    Canyon Services Group, Inc.                                  898    3,493        0.0%
    Capital Power Corp.                                        1,079   15,282        0.0%
    Capstone Infrastructure Corp.                              4,729   18,431        0.0%
*   Capstone Mining Corp.                                      9,500    5,982        0.0%
    Cascades, Inc.                                             2,400   16,986        0.0%
    CCL Industries, Inc. Class B                                 395   72,329        0.1%
*   Celestica, Inc.(2263362)                                     311    3,334        0.0%
*   Celestica, Inc.(15101Q108)                                 2,400   25,752        0.0%
    Cenovus Energy, Inc.(B57FG04)                              2,057   32,608        0.0%
    Cenovus Energy, Inc.(15135U109)                            2,954   46,791        0.1%
    Centerra Gold, Inc.                                        4,815   26,633        0.0%
*   Cequence Energy, Ltd.                                      3,200      740        0.0%
    Cervus Equipment Corp.                                       600    5,600        0.0%
*   CGI Group, Inc. Class A                                    1,483   67,750        0.1%
*   China Gold International Resources Corp., Ltd.             4,400    8,907        0.0%
*   Chinook Energy, Inc.                                          61       26        0.0%
    CI Financial Corp.                                         1,256   27,809        0.0%
    Cineplex, Inc.                                               800   31,619        0.0%
    Cogeco Communications, Inc.                                  700   34,880        0.1%
    Cogeco, Inc.                                                 300   12,271        0.0%
    Colliers International Group, Inc.                           805   33,298        0.1%
    Constellation Software, Inc.                                 187   73,080        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
CANADA -- (Continued)
#   Corus Entertainment, Inc. Class B                          1,500 $14,956        0.0%
    Cott Corp.(2228952)                                          300   3,976        0.0%
    Cott Corp.(22163N106)                                      1,102  14,613        0.0%
    Crescent Point Energy Corp.                                  555   9,345        0.0%
*   Crew Energy, Inc.                                          2,714  10,988        0.0%
#*  Denison Mines Corp.                                        4,500   2,726        0.0%
*   Detour Gold Corp.                                          3,400  72,921        0.1%
    DH Corp.                                                   1,084  28,139        0.0%
    Dollarama, Inc.                                              700  50,468        0.1%
    Dominion Diamond Corp.(B95LX89)                              500   5,742        0.0%
*   Dominion Diamond Corp.(257287102)                          1,691  19,413        0.0%
    Dorel Industries, Inc. Class B                               485  10,792        0.0%
#*  Dundee Precious Metals, Inc.                               2,800   6,226        0.0%
    E-L Financial Corp., Ltd.                                     34  19,267        0.0%
    Eldorado Gold Corp.                                       13,404  56,513        0.1%
    Emera, Inc.                                                  656  23,773        0.0%
    Empire Co., Ltd.                                           2,100  34,897        0.1%
    Enbridge Income Fund Holdings, Inc.                        1,679  38,793        0.1%
    Enbridge, Inc.(29250N105)                                    604  25,090        0.0%
    Enbridge, Inc.(2466149)                                    1,248  51,842        0.1%
    Encana Corp.                                               7,921  60,605        0.1%
*   Endeavour Mining Corp.                                       645   8,683        0.0%
    EnerCare, Inc.                                               939  11,899        0.0%
    Enerflex, Ltd.                                             1,364  13,089        0.0%
#*  Energy Fuels, Inc.                                           100     236        0.0%
    Enerplus Corp.(292766102)                                  3,726  20,493        0.0%
    Enerplus Corp.(B584T89)                                    1,585   8,716        0.0%
    Enghouse Systems, Ltd.                                       272  11,370        0.0%
    Ensign Energy Services, Inc.                               3,401  20,601        0.0%
    Equitable Group, Inc.                                        300  14,334        0.0%
*   Essential Energy Services Trust                            4,177   2,364        0.0%
    Evertz Technologies, Ltd.                                    722   9,771        0.0%
*   exactEarth, Ltd.                                             633   1,362        0.0%
    Exchange Income Corp.                                        900  20,673        0.0%
    Fairfax Financial Holdings, Ltd.                             150  80,398        0.1%
    Finning International, Inc.                                3,711  65,956        0.1%
    First Capital Realty, Inc.                                   722  11,687        0.0%
#*  First Majestic Silver Corp.                                  521   5,548        0.0%
    First Quantum Minerals, Ltd.                               3,789  32,280        0.0%
    FirstService Corp.                                           805  36,173        0.1%
    Fortis, Inc.                                                 900  28,549        0.0%
*   Fortuna Silver Mines, Inc.                                 3,500  22,400        0.0%
#   Genworth MI Canada, Inc.                                   1,089  28,191        0.0%
    George Weston, Ltd.                                          339  29,418        0.0%
    Gibson Energy, Inc.                                        1,728  25,685        0.0%
    Gildan Activewear, Inc.                                      118   3,665        0.0%
    Gluskin Sheff + Associates, Inc.                           1,000  14,234        0.0%
    Goldcorp, Inc.(380956409)                                  1,176  23,696        0.0%
    Goldcorp, Inc.(2676302)                                    2,620  52,788        0.1%
*   Golden Star Resources, Ltd.                                8,100   5,616        0.0%
*   Gran Tierra Energy, Inc.                                   5,979  17,632        0.0%
    Granite Oil Corp.                                          1,838  11,280        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Great-West Lifeco, Inc.                                    1,400 $ 41,195        0.1%
*   Heroux-Devtek, Inc.                                        1,000   11,971        0.0%
#   Home Capital Group, Inc.                                     800   23,967        0.0%
    Horizon North Logistics, Inc.                              4,740    5,327        0.0%
    HudBay Minerals, Inc.                                      4,699   23,444        0.0%
    Hudson's Bay Co.                                           1,300   17,282        0.0%
    Husky Energy, Inc.                                         2,554   32,178        0.0%
*   IAMGOLD Corp.(450913108)                                     326    1,108        0.0%
*   IAMGOLD Corp.(2446646)                                     8,705   29,625        0.0%
    IGM Financial, Inc.                                          400   12,593        0.0%
*   IMAX Corp.                                                   733   23,456        0.0%
*   Imperial Metals Corp.                                      2,300   10,614        0.0%
    Imperial Oil, Ltd.(453038408)                                698   23,020        0.0%
    Imperial Oil, Ltd.(2454241)                                  600   19,898        0.0%
    Industrial Alliance Insurance & Financial Services, Inc.   1,873   62,249        0.1%
#   Innergex Renewable Energy, Inc.                            1,785   19,704        0.0%
    Intact Financial Corp.                                       943   69,784        0.1%
#   Inter Pipeline, Ltd.                                         800   17,107        0.0%
*   Interfor Corp.                                             2,000   17,391        0.0%
    Intertape Polymer Group, Inc.                              2,000   31,450        0.0%
*   Ithaca Energy, Inc.                                        9,000    5,882        0.0%
*   Ivanhoe Mines, Ltd. Class A                                3,958    3,281        0.0%
    Just Energy Group, Inc.                                    2,100   13,373        0.0%
*   Kelt Exploration, Ltd.                                       700    2,700        0.0%
    Keyera Corp.                                               1,000   32,207        0.0%
    Killam Apartment REIT                                      1,172   10,994        0.0%
*   Kingsway Financial Services, Inc.                            425    1,992        0.0%
*   Kinross Gold Corp.                                        22,680  129,244        0.1%
*   Kirkland Lake Gold, Inc.                                     500    3,814        0.0%
#   Labrador Iron Ore Royalty Corp.                            1,400   16,402        0.0%
    Laurentian Bank of Canada                                  1,000   39,675        0.1%
    Leon's Furniture, Ltd.                                       400    4,804        0.0%
#*  Lightstream Resources, Ltd.                                5,418    1,403        0.0%
    Linamar Corp.                                              1,008   43,648        0.1%
    Liquor Stores N.A., Ltd.                                     758    5,292        0.0%
    Loblaw Cos., Ltd.                                            900   49,659        0.1%
*   Long Run Exploration, Ltd.                                 2,737    1,003        0.0%
*   Lundin Mining Corp.                                       10,205   40,098        0.1%
    MacDonald Dettwiler & Associates, Ltd.                       366   25,641        0.0%
    Magna International, Inc.                                  1,978   83,080        0.1%
    Major Drilling Group International, Inc.                   2,473   15,453        0.0%
    Mandalay Resources Corp.                                   3,315    2,986        0.0%
    Manitoba Telecom Services, Inc.                              500   13,087        0.0%
    Manulife Financial Corp.(2492519)                          6,324   93,245        0.1%
    Manulife Financial Corp.(56501R106)                        5,745   84,624        0.1%
    Maple Leaf Foods, Inc.                                     3,800   78,683        0.1%
    Martinrea International, Inc.                              3,400   25,716        0.0%
*   Maxim Power Corp.                                          1,600    3,800        0.0%
*   MEG Energy Corp.                                           1,128    5,978        0.0%
    Methanex Corp.                                               555   19,410        0.0%
    Metro, Inc.                                                3,549  118,771        0.1%
    Morneau Shepell, Inc.                                        911   12,779        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Mullen Group, Ltd.                                         2,700 $ 31,439        0.0%
    National Bank of Canada                                    2,700   96,492        0.1%
    New Flyer Industries, Inc.                                 1,600   47,144        0.1%
*   New Gold, Inc.(644535106)                                  1,500    7,050        0.0%
*   New Gold, Inc.(2826947)                                    5,860   27,556        0.0%
    Newalta Corp.                                              1,319    1,987        0.0%
    North West Co., Inc. (The)                                 1,200   26,674        0.0%
    Northland Power, Inc.                                      2,900   48,098        0.1%
*   Novagold Resources, Inc.                                   5,164   33,543        0.1%
*   NuVista Energy, Ltd.                                       2,462   11,656        0.0%
    OceanaGold Corp.                                           6,600   23,618        0.0%
    Open Text Corp.                                              809   45,295        0.1%
    Osisko Gold Royalties, Ltd.                                  848   11,353        0.0%
#*  Pacific Exploration and Production Corp.                   6,323    1,201        0.0%
    Pan American Silver Corp.(697900108)                       2,197   34,427        0.1%
    Pan American Silver Corp.(2669272)                         1,530   23,989        0.0%
*   Paramount Resources, Ltd. Class A                            600    4,366        0.0%
*   Parex Resources, Inc.                                      3,300   33,060        0.1%
    Parkland Fuel Corp.                                        1,600   30,516        0.0%
    Pason Systems, Inc.                                          400    5,815        0.0%
    Pembina Pipeline Corp.(B4PT2P8)                              300    9,012        0.0%
    Pembina Pipeline Corp.(B4PPQG5)                              588   17,634        0.0%
    Pengrowth Energy Corp.                                    10,136   16,641        0.0%
    Penn West Petroleum, Ltd.(B63FY34)                         4,010    4,570        0.0%
    Penn West Petroleum, Ltd.(707887105)                       2,097    2,391        0.0%
    Peyto Exploration & Development Corp.                      1,508   38,494        0.1%
    PHX Energy Services Corp.                                    742    1,715        0.0%
#   Pizza Pizza Royalty Corp.                                    400    4,377        0.0%
    Potash Corp. of Saskatchewan, Inc.                           900   15,924        0.0%
    Precision Drilling Corp.(74022D308)                        3,099   16,115        0.0%
    Precision Drilling Corp.(B5YPLH9)                          3,406   17,672        0.0%
    Premium Brands Holdings Corp.                                700   30,194        0.0%
*   Primero Mining Corp.                                       2,884    5,425        0.0%
    Progressive Waste Solutions, Ltd.(B3DJGB7)                 1,163   37,429        0.1%
    Progressive Waste Solutions, Ltd.(74339G101)                 400   12,884        0.0%
    Quebecor, Inc. Class B                                       900   24,073        0.0%
    Reitmans Canada, Ltd. Class A                              1,944    7,065        0.0%
    Richelieu Hardware, Ltd.                                     900   15,960        0.0%
*   Richmont Mines, Inc.                                       3,419   26,596        0.0%
    Ritchie Bros Auctioneers, Inc.                               369   10,587        0.0%
*   RMP Energy, Inc.                                           3,700    5,397        0.0%
    Rogers Communications, Inc. Class B                          600   23,336        0.0%
#   Rogers Sugar, Inc.                                           100      399        0.0%
    RONA, Inc.                                                 3,000   57,097        0.1%
    Royal Bank of Canada                                       4,751  295,049        0.3%
#   Russel Metals, Inc.                                        1,200   21,366        0.0%
*   Sandstorm Gold, Ltd.                                       1,100    4,743        0.0%
    Sandvine Corp.                                             5,500   11,879        0.0%
    Saputo, Inc.                                               2,100   66,028        0.1%
#   Savanna Energy Services Corp.                              4,900    6,834        0.0%
    Secure Energy Services, Inc.                                 840    6,045        0.0%
*   Semafo, Inc.                                               8,300   36,979        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Shaw Communications, Inc. Class B                          3,396 $ 62,860        0.1%
    ShawCor, Ltd.                                                752   20,318        0.0%
    Sherritt International Corp.                               7,600    5,694        0.0%
*   Silver Standard Resources, Inc.                              400    3,755        0.0%
    Silver Wheaton Corp.                                       1,000   20,953        0.0%
    SNC-Lavalin Group, Inc.                                    1,100   41,389        0.1%
    Sprott, Inc.                                               9,450   20,561        0.0%
#   Stantec, Inc.                                              1,000   25,632        0.0%
    Stella-Jones, Inc.                                         1,000   38,232        0.1%
    Student Transportation, Inc.                                 127      630        0.0%
    Suncor Energy, Inc.(B3NB1P2)                               7,806  229,132        0.3%
    Suncor Energy, Inc.(867224107)                             4,814  141,387        0.2%
*   SunOpta, Inc.                                              1,500    8,070        0.0%
    Superior Plus Corp.                                        2,984   25,971        0.0%
    Surge Energy, Inc.                                         5,100    9,999        0.0%
    Tahoe Resources, Inc.                                      1,320   18,646        0.0%
*   Taseko Mines, Ltd.                                         4,300    2,776        0.0%
    Teck Resources, Ltd. Class B(2879327)                      3,938   48,209        0.1%
    Teck Resources, Ltd. Class B(878742204)                      389    4,765        0.0%
    TELUS Corp.                                                  712   22,574        0.0%
#*  Teranga Gold Corp.                                         6,408    4,740        0.0%
*   Thompson Creek Metals Co., Inc.                            5,100    2,683        0.0%
#   Thomson Reuters Corp.                                      1,928   79,351        0.1%
*   Timmins Gold Corp.                                         4,500    1,901        0.0%
    TMX Group, Ltd.                                              201    8,322        0.0%
    TORC Oil & Gas, Ltd.                                       2,700   18,205        0.0%
    Toromont Industries, Ltd.                                    600   17,985        0.0%
    Toronto-Dominion Bank (The)(2897222)                       4,332  192,829        0.2%
    Toronto-Dominion Bank (The)(891160509)                     1,378   61,321        0.1%
    Torstar Corp. Class B                                      1,100    1,832        0.0%
    Total Energy Services, Inc.                                  194    2,039        0.0%
*   Tourmaline Oil Corp.                                       1,981   45,695        0.1%
    TransAlta Corp.(2901628)                                     901    4,711        0.0%
    TransAlta Corp.(89346D107)                                   777    4,056        0.0%
    TransCanada Corp.                                          1,448   60,127        0.1%
    Transcontinental, Inc. Class A                             1,600   25,147        0.0%
    TransForce, Inc.                                           1,800   33,971        0.1%
    TransGlobe Energy Corp.                                    1,844    3,557        0.0%
*   Trican Well Service, Ltd.                                  4,600    6,416        0.0%
    Trinidad Drilling, Ltd.                                    5,273   10,212        0.0%
*   Turquoise Hill Resources, Ltd.                             2,008    6,001        0.0%
    Uni-Select, Inc.                                             300   15,353        0.0%
#   Valener, Inc.                                              1,300   22,701        0.0%
    Veresen, Inc.                                              2,373   17,173        0.0%
    Vermilion Energy, Inc.                                       458   15,751        0.0%
    Wajax Corp.                                                1,100   15,921        0.0%
#*  Wesdome Gold Mines, Ltd.                                   8,700   11,788        0.0%
    West Fraser Timber Co., Ltd.                               1,200   39,538        0.1%
    Western Energy Services Corp.                              2,146    4,994        0.0%
    Westshore Terminals Investment Corp.                         318    4,648        0.0%
    Whistler Blackcomb Holdings, Inc.                          1,100   22,908        0.0%
    Whitecap Resources, Inc.                                   4,196   31,469        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
CANADA -- (Continued)
    Wi-Lan, Inc.                                               2,661 $    6,129        0.0%
    Winpak, Ltd.                                                 341     11,765        0.0%
    WSP Global, Inc.                                             800     26,913        0.0%
    Yamana Gold, Inc.                                          5,432     26,931        0.0%
                                                                     ----------        ---
TOTAL CANADA                                                          8,758,563        9.0%
                                                                     ----------        ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                    1,400          1        0.0%
                                                                     ----------        ---
DENMARK -- (1.1%)
    Alm Brand A.S.                                             3,000     22,309        0.0%
    AP Moeller - Maersk A.S. Class A                              10     13,624        0.0%
    AP Moeller - Maersk A.S. Class B                              40     56,300        0.1%
*   Bang & Olufsen A.S.                                          670      7,270        0.0%
#*  D/S Norden A.S.                                              429      7,514        0.0%
    Danske Bank A.S.                                           2,185     61,824        0.1%
    DFDS A.S.                                                    827     33,005        0.0%
    DSV A.S.                                                   3,026    127,389        0.1%
#   FLSmidth & Co. A.S.                                          809     31,446        0.0%
    ISS A.S.                                                     358     13,599        0.0%
    Jyske Bank A.S.                                            1,470     60,159        0.1%
    NKT Holding A.S.                                             417     23,775        0.0%
    Novozymes A.S. Class B                                     1,400     67,147        0.1%
    Pandora A.S.                                                 755     98,159        0.1%
    PER Aarsleff A.S. Class B                                    650     17,964        0.0%
    Ringkjoebing Landbobank A.S.                                 160     33,696        0.1%
    Rockwool International A.S. Class B                          132     22,004        0.0%
*   Santa Fe Group A.S.                                          400      3,850        0.0%
    Schouw & Co.                                                 300     17,548        0.0%
#   SimCorp A.S.                                                 600     26,991        0.0%
    Solar A.S. Class B                                           125      6,423        0.0%
    Spar Nord Bank A.S.                                        3,439     28,078        0.0%
    Sydbank A.S.                                               2,214     62,623        0.1%
    TDC A.S.                                                  13,635     69,815        0.1%
*   Topdanmark A.S.                                            1,775     47,002        0.1%
    Tryg A.S.                                                  1,150     21,730        0.0%
    United International Enterprises                              32      4,766        0.0%
    Vestas Wind Systems A.S.                                   2,631    188,332        0.2%
*   Vestjysk Bank A.S.                                           250        350        0.0%
                                                                     ----------        ---
TOTAL DENMARK                                                         1,174,692        1.2%
                                                                     ----------        ---
FINLAND -- (1.9%)
    Ahlstrom Oyj                                                 445      4,011        0.0%
    Alma Media Oyj                                             1,213      5,050        0.0%
    Amer Sports Oyj                                            2,402     71,108        0.1%
#   Atria Oyj                                                    595      6,105        0.0%
    Cargotec Oyj Class B                                       1,344     50,869        0.1%
    Caverion Corp.                                             1,551     11,383        0.0%
    Citycon Oyj                                               10,416     26,410        0.0%
    Cramo Oyj                                                    564     11,302        0.0%
#   Elisa Oyj                                                  1,889     70,633        0.1%
    F-Secure Oyj                                               7,129     20,914        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FINLAND -- (Continued)
*   Finnair Oyj                                                1,332 $    7,932        0.0%
    Fiskars Oyj Abp                                              868     16,851        0.0%
    Fortum Oyj                                                 4,870     73,423        0.1%
#   Huhtamaki Oyj                                              2,364     92,988        0.1%
    Kemira Oyj                                                 1,740     21,111        0.0%
    Kesko Oyj Class A                                            401     16,047        0.0%
    Kesko Oyj Class B                                          1,418     56,718        0.1%
    Kone Oyj Class B                                           1,636     74,753        0.1%
#   Konecranes Oyj                                             1,141     26,201        0.0%
    Lassila & Tikanoja Oyj                                       606     10,545        0.0%
    Metsa Board Oyj                                            2,428     15,265        0.0%
    Metso Oyj                                                  1,606     38,684        0.1%
    Metso Oyj Sponsored ADR                                    2,800     16,716        0.0%
    Munksjo Oyj                                                  245      2,794        0.0%
    Neste Oyj                                                  3,538    113,374        0.1%
    Nokia Oyj(5902941)                                        29,908    176,562        0.2%
    Nokia Oyj(5946455)                                         5,767     33,880        0.0%
    Nokia Oyj Sponsored ADR                                    2,585     15,174        0.0%
    Nokian Renkaat Oyj                                         1,840     67,962        0.1%
*   Outokumpu Oyj                                              5,944     25,020        0.0%
#*  Outotec Oyj                                                3,383     13,496        0.0%
#   PKC Group Oyj                                                691     12,437        0.0%
*   Poyry Oyj                                                    726      2,829        0.0%
    Raisio Oyj Class V                                         5,314     26,209        0.0%
    Ramirent Oyj                                               1,350      9,443        0.0%
#   Sampo Oyj Class A                                          2,482    108,565        0.1%
#   Sanoma Oyj                                                 2,100     10,280        0.0%
*   Stockmann Oyj Abp Class A                                  1,273      9,038        0.0%
*   Stockmann Oyj Abp Class B                                    646      4,485        0.0%
#   Stora Enso Oyj Class R                                     4,818     42,124        0.1%
    Stora Enso Oyj Sponsored ADR                               9,200     79,919        0.1%
    Technopolis Oyj                                            2,391     10,325        0.0%
    Tieto Oyj                                                  1,749     45,961        0.1%
    Tikkurila Oyj                                              1,187     20,836        0.0%
    UPM-Kymmene Oyj                                            3,777     72,300        0.1%
    UPM-Kymmene Oyj Sponsored ADR                              7,100    136,604        0.2%
    Uponor Oyj                                                   782     12,065        0.0%
    Vaisala Oyj Class A                                          214      6,095        0.0%
    Valmet Oyj                                                   809     10,159        0.0%
    Wartsila Oyj Abp                                           1,678     72,015        0.1%
    YIT Oyj                                                    4,283     29,241        0.0%
                                                                     ----------        ---
TOTAL FINLAND                                                         1,914,211        2.0%
                                                                     ----------        ---
FRANCE -- (7.6%)
#   Accor SA                                                     682     30,201        0.0%
#*  Air France-KLM                                             2,302     20,624        0.0%
    Airbus Group SE                                            1,424     89,025        0.1%
    Albioma SA                                                 1,147     18,700        0.0%
*   Alstom SA                                                  1,191     30,455        0.0%
    Altamir                                                      936     11,692        0.0%
    Alten SA                                                     652     40,257        0.0%
    Altran Technologies SA                                     3,293     48,874        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (Continued)
    April SA                                                     199 $  2,733        0.0%
    Arkema SA                                                  1,060   84,605        0.1%
    Assystem                                                     430   11,158        0.0%
    Atos SE                                                    1,621  144,280        0.2%
#   AXA SA                                                    10,250  258,808        0.3%
    Beneteau SA                                                  816    9,481        0.0%
    BNP Paribas SA                                             4,597  243,452        0.3%
    Bollore SA                                                15,505   61,404        0.1%
    Bonduelle SCA                                                316    9,328        0.0%
#   Bouygues SA                                                2,961   98,805        0.1%
    Bureau Veritas SA                                            935   22,163        0.0%
    Capgemini SA                                                 872   81,395        0.1%
    Carrefour SA                                               4,908  139,048        0.1%
#   Casino Guichard Perrachon SA                                 720   42,851        0.0%
    Cegid Group SA                                               257   18,175        0.0%
#   CGG SA Sponsored ADR                                       3,000    2,888        0.0%
    Chargeurs SA                                               1,201   12,258        0.0%
    Christian Dior SE                                            181   31,805        0.0%
    Cie de Saint-Gobain                                        3,955  181,228        0.2%
    Cie Generale des Etablissements Michelin                   2,932  306,247        0.3%
    CNP Assurances                                             2,336   39,806        0.0%
    Credit Agricole SA                                        10,096  111,750        0.1%
    Danone SA                                                  1,183   82,885        0.1%
    Dassault Systemes                                            560   43,801        0.1%
    Derichebourg SA                                            2,685    8,561        0.0%
#   Edenred                                                    1,696   33,455        0.0%
    Eiffage SA                                                   799   63,562        0.1%
    Electricite de France SA                                   2,202   31,636        0.0%
    Engie SA                                                  16,372  270,031        0.3%
#*  Eramet                                                        65    2,591        0.0%
*   Esso SA Francaise                                             76    3,444        0.0%
*   Etablissements Maurel et Prom                              3,472   13,991        0.0%
    Euler Hermes Group                                           391   37,171        0.0%
    Euronext NV                                                   19      803        0.0%
    Eutelsat Communications SA                                 1,990   61,826        0.1%
    Faiveley Transport SA                                        384   41,796        0.0%
    Faurecia                                                   2,196   90,734        0.1%
    Gaztransport Et Technigaz SA                                  44    1,633        0.0%
    Groupe Crit                                                  186   12,260        0.0%
    Groupe Eurotunnel SE                                       5,985   76,415        0.1%
*   Groupe Fnac SA                                                77    4,443        0.0%
    Hermes International                                          47   16,739        0.0%
    Iliad SA                                                     101   22,084        0.0%
    Imerys SA                                                    787   58,119        0.1%
    Ingenico Group SA                                            467   55,049        0.1%
    IPSOS                                                        595   17,742        0.0%
    JCDecaux SA                                                1,302   57,689        0.1%
    Kering                                                       413   70,829        0.1%
    L'Oreal SA                                                   377   68,480        0.1%
    Lagardere SCA                                              2,488   66,026        0.1%
    Lectra                                                       328    4,985        0.0%
    Legrand SA                                                 1,383   78,828        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (Continued)
    LISI                                                         390 $ 11,159        0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          841  140,120        0.2%
    Mersen                                                       561    8,966        0.0%
    Metropole Television SA                                    1,252   23,751        0.0%
    Natixis SA                                                 7,935   43,785        0.1%
*   Naturex                                                      274   23,104        0.0%
    Neopost SA                                                   479   11,734        0.0%
*   Nexans SA                                                    940   43,730        0.1%
    Nexity SA                                                    653   35,001        0.0%
    Orange SA                                                 14,360  238,576        0.3%
    Orange SA Sponsored ADR                                    2,675   44,378        0.1%
*   Peugeot SA                                                10,026  161,581        0.2%
*   Pierre & Vacances SA                                         114    4,468        0.0%
    Plastic Omnium SA                                          1,743   57,758        0.1%
    Publicis Groupe SA ADR                                     2,600   48,074        0.1%
#   Rallye SA                                                    796   15,293        0.0%
    Renault SA                                                 1,352  130,452        0.1%
    Rexel SA                                                   3,625   54,964        0.1%
    Rubis SCA                                                    843   65,854        0.1%
    Safran SA                                                    921   63,493        0.1%
    Saft Groupe SA                                               295    9,165        0.0%
    Savencia SA                                                  112    7,435        0.0%
    Schneider Electric SE(4834108)                             1,564  102,266        0.1%
    Schneider Electric SE(B11BPS1)                               213   13,840        0.0%
#   SCOR SE                                                    2,614   89,048        0.1%
    SEB SA                                                       536   60,051        0.1%
*   Sequana SA                                                   436    1,359        0.0%
    SES SA                                                     1,679   45,871        0.1%
    Societe BIC SA                                               279   39,613        0.0%
    Societe Generale SA                                        3,403  133,898        0.1%
#   Societe Television Francaise 1                             2,017   24,295        0.0%
    Sodexo SA                                                    519   52,431        0.1%
#*  SOITEC                                                     7,482    5,056        0.0%
#*  Solocal Group                                                168    1,003        0.0%
    Somfy SA                                                      55   20,082        0.0%
    Sopra Steria Group                                           279   32,424        0.0%
    Stef SA                                                      282   21,284        0.0%
    STMicroelectronics NV(5962332)                             6,164   37,899        0.0%
    STMicroelectronics NV(2430025)                             6,800   41,752        0.0%
#   Suez Environnement Co.                                     3,128   57,648        0.1%
    Technicolor SA                                             2,639   18,102        0.0%
#   Technip SA                                                   305   17,876        0.0%
    Technip SA ADR                                             1,900   26,657        0.0%
    Teleperformance                                            1,286  115,511        0.1%
    Thales SA                                                    513   44,394        0.1%
    Total SA                                                  16,503  834,075        0.9%
    Total SA Sponsored ADR                                     6,348  322,137        0.3%
    Trigano SA                                                   655   38,419        0.0%
*   UBISOFT Entertainment                                      3,256   94,506        0.1%
    Valeo SA                                                     893  141,647        0.2%
#   Vallourec SA                                               6,513   33,917        0.0%
#   Veolia Environnement SA                                    1,171   28,766        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Veolia Environnement SA ADR                                  635 $   15,221        0.0%
    Vicat SA                                                     469     32,649        0.0%
    Vilmorin & Cie SA                                            213     15,245        0.0%
    Vinci SA                                                   3,758    280,679        0.3%
    Vivendi SA                                                 5,836    112,110        0.1%
*   Worldline SA                                                 475     13,319        0.0%
    Zodiac Aerospace                                           1,760     41,292        0.0%
                                                                     ----------        ---
TOTAL FRANCE                                                          7,850,287        8.1%
                                                                     ----------        ---
GERMANY -- (6.3%)
    Aareal Bank AG                                             1,390     49,484        0.1%
    Adidas AG                                                  1,038    133,920        0.1%
*   Aixtron SE Sponsored ADR                                     300      1,494        0.0%
    Allianz SE                                                 1,820    309,633        0.3%
    Amadeus Fire AG                                              281     21,125        0.0%
    Aurubis AG                                                 1,028     55,868        0.1%
    Axel Springer SE                                             959     53,624        0.1%
    BASF SE                                                    5,843    483,396        0.5%
    Bauer AG                                                     343      5,608        0.0%
    Bayerische Motoren Werke AG                                3,356    310,475        0.3%
    BayWa AG                                                     360     12,585        0.0%
    Bechtle AG                                                   306     32,003        0.0%
    Beiersdorf AG                                                364     32,686        0.0%
    Bertrandt AG                                                 214     24,769        0.0%
    Bijou Brigitte AG                                            112      7,230        0.0%
    Bilfinger SE                                                 761     33,219        0.0%
    Brenntag AG                                                1,227     72,072        0.1%
    CANCOM SE                                                  1,006     51,331        0.1%
    Cewe Stiftung & Co. KGAA                                     287     18,099        0.0%
    Comdirect Bank AG                                          1,445     16,459        0.0%
    Commerzbank AG                                             6,741     63,209        0.1%
    Continental AG                                               413     90,948        0.1%
    CTS Eventim AG & Co. KGaA                                    714     25,058        0.0%
    Daimler AG                                                 8,155    568,213        0.6%
    Deutsche Bank AG(5750355)                                    233      4,416        0.0%
    Deutsche Bank AG(D18190898)                                5,059     95,919        0.1%
    Deutsche Boerse AG                                           795     65,419        0.1%
    Deutsche EuroShop AG                                         245     11,431        0.0%
#   Deutsche Lufthansa AG                                      5,573     86,771        0.1%
    Deutsche Post AG                                           2,363     69,409        0.1%
    Deutsche Telekom AG                                       29,042    509,787        0.5%
    Deutsche Wohnen AG                                         3,509    107,592        0.1%
    Deutz AG                                                   2,362     12,074        0.0%
*   Dialog Semiconductor P.L.C.                                1,528     53,291        0.1%
    DMG Mori AG                                                1,383     66,300        0.1%
    Duerr AG                                                     417     33,460        0.0%
    E.ON SE                                                    4,329     44,867        0.1%
    E.ON SE Sponsored ADR                                      7,421     77,253        0.1%
    Elmos Semiconductor AG                                       615      7,721        0.0%
    ElringKlinger AG                                             969     23,788        0.0%
    Fielmann AG                                                  278     20,542        0.0%
    Fraport AG Frankfurt Airport Services Worldwide              799     48,438        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
GERMANY -- (Continued)
#   Freenet AG                                                 2,927 $ 89,599        0.1%
    Fuchs Petrolub SE                                            430   15,869        0.0%
    GEA Group AG                                               1,442   67,009        0.1%
#   Gerry Weber International AG                                 313    4,523        0.0%
    Gesco AG                                                     140   11,698        0.0%
    GFK SE                                                       297   11,575        0.0%
    Grammer AG                                                   503   19,486        0.0%
    Grenkeleasing AG                                             247   48,750        0.1%
    Hamburger Hafen und Logistik AG                              706   11,086        0.0%
    Hannover Rueck SE                                            410   46,872        0.1%
    HeidelbergCement AG                                        1,047   93,226        0.1%
#*  Heidelberger Druckmaschinen AG                             4,410    9,967        0.0%
    Henkel AG & Co. KGaA                                         266   27,059        0.0%
    Hochtief AG                                                  510   65,521        0.1%
    Hugo Boss AG                                                 428   27,313        0.0%
    Indus Holding AG                                             565   28,832        0.0%
    Infineon Technologies AG                                   9,758  139,223        0.2%
    Jenoptik AG                                                  847   13,250        0.0%
#   K+S AG                                                     3,195   79,748        0.1%
    KION Group AG                                                224   12,232        0.0%
    Kloeckner & Co. SE                                         2,316   27,035        0.0%
#*  Kontron AG                                                 1,112    3,674        0.0%
    Krones AG                                                    229   26,155        0.0%
#   KUKA AG                                                      521   51,460        0.1%
    KWS Saat SE                                                   62   21,515        0.0%
    Lanxess AG                                                 1,758   92,066        0.1%
    LEG Immobilien AG                                             22    2,041        0.0%
    Leoni AG                                                     751   27,140        0.0%
    MAN SE                                                       252   27,352        0.0%
    Metro AG                                                   2,894   92,329        0.1%
    MLP AG                                                       505    1,968        0.0%
    MTU Aero Engines AG                                          939   88,779        0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                701  130,320        0.1%
*   Nordex SE                                                  1,346   37,878        0.0%
    Norma Group SE                                               702   36,246        0.0%
    Osram Licht AG                                             1,507   78,673        0.1%
*   Patrizia Immobilien AG                                     1,286   29,825        0.0%
    Pfeiffer Vacuum Technology AG                                303   32,636        0.0%
#   Puma SE                                                      101   23,031        0.0%
    QSC AG                                                     4,809    7,469        0.0%
    Rational AG                                                   59   29,984        0.0%
    Rheinmetall AG                                               925   72,471        0.1%
*   RWE AG                                                     8,756  131,188        0.1%
#   SAF-Holland SA                                             1,209   14,272        0.0%
#   Salzgitter AG                                                796   26,982        0.0%
    SAP SE                                                       896   70,301        0.1%
    SAP SE Sponsored ADR                                         187   14,702        0.0%
    Schaltbau Holding AG                                         174    9,387        0.0%
#*  SGL Carbon SE                                                671    7,865        0.0%
    SHW AG                                                       202    5,838        0.0%
    Sixt SE                                                      798   46,282        0.1%
    Software AG                                                1,169   44,752        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
GERMANY -- (Continued)
#   Stroeer SE & Co KGaA                                            706 $   34,828        0.0%
    Suedzucker AG                                                 1,926     34,009        0.0%
    Symrise AG                                                      746     49,513        0.1%
    TAG Immobilien AG                                             2,214     29,438        0.0%
    Takkt AG                                                        583     12,185        0.0%
*   Talanx AG                                                     1,197     39,837        0.1%
    Telefonica Deutschland Holding AG                             5,114     26,020        0.0%
    ThyssenKrupp AG                                               3,084     71,863        0.1%
#*  Tom Tailor Holding AG                                           936      4,787        0.0%
    United Internet AG                                            1,164     56,894        0.1%
    Volkswagen AG                                                   339     54,137        0.1%
    Vonovia SE                                                    1,243     41,899        0.1%
*   Vossloh AG                                                      324     22,452        0.0%
    VTG AG                                                          331     10,280        0.0%
    Wacker Chemie AG                                                409     39,297        0.1%
    Wacker Neuson SE                                                532      9,012        0.0%
*   Wincor Nixdorf AG                                               382     20,907        0.0%
    XING AG                                                         104     19,745        0.0%
                                                                        ----------        ---
TOTAL GERMANY                                                            6,522,543        6.7%
                                                                        ----------        ---
GREECE -- (0.0%)
*   T Bank SA                                                     8,910         --        0.0%
                                                                        ----------        ---
HONG KONG -- (2.3%)
    APT Satellite Holdings, Ltd.                                 19,500     15,475        0.0%
#   ASM Pacific Technology, Ltd.                                  2,800     20,123        0.0%
#   Associated International Hotels, Ltd.                         6,000     16,527        0.0%
#   Bank of East Asia, Ltd. (The)                                14,548     52,687        0.1%
    BOC Hong Kong Holdings, Ltd.                                 22,500     67,061        0.1%
    Brightoil Petroleum Holdings, Ltd.                           42,000     13,297        0.0%
    Cafe de Coral Holdings, Ltd.                                 10,000     30,190        0.0%
*   CAR, Inc.                                                     2,000      2,278        0.0%
    Cathay Pacific Airways, Ltd.                                 17,000     27,016        0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                     6,000     56,663        0.1%
    Cheung Kong Property Holdings, Ltd.                           5,000     34,147        0.0%
*   China Billion Resources, Ltd.                                56,240         --        0.0%
*   China Energy Development Holdings, Ltd.                     176,000      2,236        0.0%
    Chow Sang Sang Holdings International, Ltd.                   5,000      8,108        0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                           3,200      2,224        0.0%
    Chuang's Consortium International, Ltd.                      93,642     12,163        0.0%
    Citic Telecom International Holdings, Ltd.                    8,000      3,321        0.0%
    CK Hutchison Holdings, Ltd.                                   5,000     59,786        0.1%
    CLP Holdings, Ltd.                                            5,000     46,225        0.1%
    Dah Sing Banking Group, Ltd.                                  8,960     15,987        0.0%
    Dah Sing Financial Holdings, Ltd.                             4,576     31,271        0.0%
#*  Esprit Holdings, Ltd.                                        35,700     31,233        0.0%
    Far East Consortium International, Ltd.                      37,000     12,328        0.0%
    FIH Mobile, Ltd.                                             55,000     23,620        0.0%
    First Pacific Co., Ltd.                                      55,600     35,209        0.1%
#   Future Bright Holdings, Ltd.                                 30,000      3,427        0.0%
    G-Resources Group, Ltd.                                   1,184,400     27,210        0.0%
    Giordano International, Ltd.                                 20,000      9,035        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
HONG KONG -- (Continued)
*   Global Brands Group Holding, Ltd.                          30,000 $  3,547        0.0%
    Guangnan Holdings, Ltd.                                    40,000    4,675        0.0%
    Hang Lung Group, Ltd.                                      12,000   36,884        0.1%
    Hang Lung Properties, Ltd.                                 16,000   31,859        0.0%
    Hang Seng Bank, Ltd.                                        3,100   56,205        0.1%
    Henderson Land Development Co., Ltd.                       17,439  108,689        0.1%
    Hong Kong & China Gas Co., Ltd.                            16,238   30,227        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                    1,200    7,805        0.0%
    Hong Kong Exchanges and Clearing, Ltd.                      2,560   64,563        0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                     11,096   13,223        0.0%
    Hopewell Holdings, Ltd.                                    14,000   47,155        0.1%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.      15,000    5,267        0.0%
    Hysan Development Co., Ltd.                                 8,000   35,348        0.1%
    Johnson Electric Holdings, Ltd.                             9,375   27,645        0.0%
    K Wah International Holdings, Ltd.                         45,000   21,741        0.0%
    Kerry Logistics Network, Ltd.                               6,500    9,167        0.0%
    Kerry Properties, Ltd.                                     13,000   35,410        0.1%
    Kowloon Development Co., Ltd.                              10,000    9,610        0.0%
    L'Occitane International SA                                 9,250   17,756        0.0%
    Lai Sun Development Co., Ltd.                             143,000    2,132        0.0%
    Li & Fung, Ltd.                                            30,000   18,554        0.0%
    Lifestyle International Holdings, Ltd.                      4,500    7,454        0.0%
    Liu Chong Hing Investment, Ltd.                            12,000   13,528        0.0%
#   Luk Fook Holdings International, Ltd.                       8,000   18,179        0.0%
    Man Wah Holdings, Ltd.                                     32,000   37,318        0.1%
*   Midland Holdings, Ltd.                                     46,000   14,631        0.0%
    MTR Corp., Ltd.                                             7,053   34,915        0.0%
    New World Development Co., Ltd.                            52,385   52,165        0.1%
#   Newocean Energy Holdings, Ltd.                             42,000   14,348        0.0%
    NWS Holdings, Ltd.                                         35,866   54,570        0.1%
    Orient Overseas International, Ltd.                         6,000   22,804        0.0%
#*  Pacific Basin Shipping, Ltd.                               42,000    7,077        0.0%
    Pacific Textiles Holdings, Ltd.                            15,000   19,274        0.0%
    PCCW, Ltd.                                                 45,000   30,518        0.0%
    Pico Far East Holdings, Ltd.                               14,000    3,823        0.0%
    Power Assets Holdings, Ltd.                                 2,500   23,785        0.0%
#   Prada SpA                                                   2,700    9,144        0.0%
#   Regal Hotels International Holdings, Ltd.                  24,600   11,858        0.0%
#   SA SA International Holdings, Ltd.                         28,000    8,534        0.0%
    Samsonite International SA                                 17,400   55,848        0.1%
    Shangri-La Asia, Ltd.                                      33,500   40,968        0.1%
    Shun Tak Holdings, Ltd.                                    27,500    9,147        0.0%
    Singamas Container Holdings, Ltd.                          42,000    4,484        0.0%
    Sino Land Co., Ltd.                                        28,800   45,214        0.1%
    SmarTone Telecommunications Holdings, Ltd.                 16,500   27,191        0.0%
*   SOCAM Development, Ltd.                                     4,000    1,986        0.0%
    Stella International Holdings, Ltd.                        10,000   25,228        0.0%
    Sun Hung Kai & Co., Ltd.                                   11,619    6,798        0.0%
    Sun Hung Kai Properties, Ltd.                               6,134   77,308        0.1%
    Swire Pacific, Ltd. Class A                                 1,500   16,263        0.0%
    Swire Pacific, Ltd. Class B                                 5,000    9,736        0.0%
    Swire Properties, Ltd.                                     10,000   26,030        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
HONG KONG -- (Continued)
    Techtronic Industries Co., Ltd.                            21,500 $   80,735        0.1%
    Television Broadcasts, Ltd.                                 5,100     19,059        0.0%
    Texwinca Holdings, Ltd.                                    14,000     13,614        0.0%
    Transport International Holdings, Ltd.                      4,000     10,896        0.0%
#   Trinity, Ltd.                                              64,000      6,661        0.0%
#   Value Partners Group, Ltd.                                 40,000     38,182        0.1%
    Varitronix International, Ltd.                             17,000     13,568        0.0%
    Victory City International Holdings, Ltd.                  14,000        970        0.0%
    Vitasoy International Holdings, Ltd.                       18,000     33,650        0.0%
    VTech Holdings, Ltd.                                        2,200     22,739        0.0%
    Wharf Holdings, Ltd. (The)                                 12,625     68,158        0.1%
    Wheelock & Co., Ltd.                                       13,000     60,018        0.1%
    Xinyi Glass Holdings, Ltd.                                 32,000     21,716        0.0%
    Yue Yuen Industrial Holdings, Ltd.                         15,000     54,733        0.1%
                                                                      ----------        ---
TOTAL HONG KONG                                                        2,421,134        2.5%
                                                                      ----------        ---
IRELAND -- (0.6%)
*   Bank of Ireland                                           166,966     50,704        0.1%
    CRH P.L.C.                                                  3,670    106,808        0.1%
    CRH P.L.C. Sponsored ADR                                    3,814    111,025        0.1%
*   FBD Holdings P.L.C.                                           158      1,155        0.0%
    Glanbia P.L.C.                                              1,329     25,085        0.0%
    Irish Continental Group P.L.C.                              3,964     23,411        0.0%
    Kerry Group P.L.C. Class A                                    667     59,306        0.1%
    Kingspan Group P.L.C.(0492793)                              1,183     31,185        0.0%
    Kingspan Group P.L.C.(4491235)                              2,318     61,088        0.1%
    Smurfit Kappa Group P.L.C.                                  3,976    105,537        0.1%
                                                                      ----------        ---
TOTAL IRELAND                                                            575,304        0.6%
                                                                      ----------        ---
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                             1,975        837        0.0%
*   Airport City, Ltd.                                          1,190     11,647        0.0%
*   AudioCodes, Ltd.                                              614      2,593        0.0%
    Azrieli Group, Ltd.                                           825     33,049        0.1%
    Bank Hapoalim BM                                            8,228     42,385        0.1%
*   Bank Leumi Le-Israel BM                                     8,012     29,775        0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.            18,184     38,322        0.1%
    Delek Automotive Systems, Ltd.                                855      7,956        0.0%
    Delek Group, Ltd.                                              45      7,910        0.0%
    Delta-Galil Industries, Ltd.                                  374     10,292        0.0%
    El Al Israel Airlines                                      13,590     11,118        0.0%
    Elbit Systems, Ltd.                                           328     32,899        0.1%
    Electra, Ltd.                                                  59      7,731        0.0%
    Formula Systems 1985, Ltd.                                    173      5,545        0.0%
    Harel Insurance Investments & Financial Services, Ltd.      4,420     17,381        0.0%
    Israel Chemicals, Ltd.                                      1,084      5,400        0.0%
*   Israel Discount Bank, Ltd. Class A                         20,541     34,282        0.1%
*   Jerusalem Oil Exploration                                     300     12,567        0.0%
    Matrix IT, Ltd.                                             1,222      8,332        0.0%
    Melisron, Ltd.                                                118      4,582        0.0%
*   Menora Mivtachim Holdings, Ltd.                               894      7,790        0.0%
    Migdal Insurance & Financial Holding, Ltd.                  7,718      5,666        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
ISRAEL -- (Continued)
    Mizrahi Tefahot Bank, Ltd.                                  3,321 $ 38,627        0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                        3,305   16,864        0.0%
    NICE-Systems, Ltd. Sponsored ADR                              363   23,177        0.0%
*   Nova Measuring Instruments, Ltd.                            1,021   11,241        0.0%
*   Oil Refineries, Ltd.                                        7,964    2,895        0.0%
*   Partner Communications Co., Ltd.                            2,267   11,767        0.0%
    Paz Oil Co., Ltd.                                             198   30,908        0.0%
*   Phoenix Holdings, Ltd. (The)                                1,952    5,046        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          280   11,502        0.0%
    Shikun & Binui, Ltd.                                        5,298   10,128        0.0%
    Shufersal, Ltd.                                             4,336   14,716        0.0%
    Strauss Group, Ltd.                                         1,319   21,152        0.0%
*   Union Bank of Israel                                        1,193    4,365        0.0%
                                                                      --------        ---
TOTAL ISRAEL                                                           540,447        0.6%
                                                                      --------        ---
ITALY -- (2.5%)
    A2A SpA                                                    16,029   22,911        0.0%
    ACEA SpA                                                    1,354   19,916        0.0%
    Ansaldo STS SpA                                             2,050   24,886        0.0%
*   Arnoldo Mondadori Editore SpA                               1,773    2,025        0.0%
    Assicurazioni Generali SpA                                  2,591   39,615        0.1%
#   Astaldi SpA                                                 1,321    6,485        0.0%
    Atlantia SpA                                                2,073   57,784        0.1%
*   Autogrill SpA                                               3,805   32,292        0.0%
    Azimut Holding SpA                                          1,510   38,114        0.1%
#*  Banca Carige SpA                                            6,536    5,362        0.0%
    Banca Generali SpA                                          1,007   29,965        0.0%
    Banca IFIS SpA                                                180    5,160        0.0%
    Banca Mediolanum SpA                                        3,607   29,742        0.0%
*   Banca Monte dei Paschi di Siena SpA                         5,060    4,102        0.0%
    Banca Popolare dell'Emilia Romagna SC                      10,482   61,462        0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                    424       --        0.0%
    Banca Popolare di Milano Scarl                            103,079   78,446        0.1%
    Banca Popolare di Sondrio SCARL                             9,550   35,720        0.0%
    Banco Popolare SC                                           7,578   53,660        0.1%
    Brembo SpA                                                    534   28,730        0.0%
    Buzzi Unicem SpA                                            2,089   39,680        0.1%
    Cementir Holding SpA                                        2,563   13,531        0.0%
#   CNH Industrial NV                                           6,535   50,240        0.1%
    Credito Emiliano SpA                                        1,807   13,074        0.0%
*   Credito Valtellinese SC                                    26,456   20,715        0.0%
    Danieli & C Officine Meccaniche SpA                           433    9,504        0.0%
    De' Longhi SpA                                                720   16,622        0.0%
    Enel SpA                                                   22,336  101,515        0.1%
    Engineering SpA                                               176   13,320        0.0%
    Eni SpA                                                    16,433  268,465        0.3%
    Eni SpA Sponsored ADR                                       2,146   70,324        0.1%
    ERG SpA                                                     1,082   14,106        0.0%
    Esprinet SpA                                                1,800   15,746        0.0%
*   Ferrari NV(BD6G507)                                           342   15,457        0.0%
*   Ferrari NV(N3167Y103)                                         160    7,336        0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                     1,600   12,944        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
ITALY -- (Continued)
    Fiat Chrysler Automobiles NV(BRJFWP3)                      3,434 $   27,646        0.0%
*   Finmeccanica SpA                                           6,992     88,637        0.1%
#*  Geox SpA                                                     852      2,757        0.0%
*   Gruppo Editoriale L'Espresso SpA                           3,978      4,261        0.0%
    Hera SpA                                                  12,421     37,412        0.1%
*   IMMSI SpA                                                  4,196      2,098        0.0%
    Industria Macchine Automatiche SpA                           246     14,359        0.0%
    Interpump Group SpA                                        1,758     25,370        0.0%
    Intesa Sanpaolo SpA                                       67,726    188,265        0.2%
    Iren SpA                                                   8,189     15,164        0.0%
    Italcementi SpA                                            2,021     23,982        0.0%
    Italmobiliare SpA                                            246     10,718        0.0%
    Luxottica Group SpA                                           27      1,473        0.0%
    Luxottica Group SpA Sponsored ADR                            355     19,429        0.0%
    MARR SpA                                                     686     13,975        0.0%
    Mediaset SpA                                              14,069     63,559        0.1%
    Mediobanca SpA                                             9,384     77,300        0.1%
    Parmalat SpA                                               3,464      9,661        0.0%
#   Piaggio & C SpA                                            2,131      4,736        0.0%
    Prysmian SpA                                               2,221     52,546        0.1%
    Reply SpA                                                    191     27,199        0.0%
*   Safilo Group SpA                                           1,177     10,401        0.0%
*   Saipem SpA                                                46,207     22,203        0.0%
#   Salvatore Ferragamo SpA                                      861     19,957        0.0%
*   Saras SpA                                                  3,877      6,772        0.0%
    Snam SpA                                                   8,606     52,629        0.1%
    Societa Cattolica di Assicurazioni SCRL                    4,310     30,004        0.0%
    Societa Iniziative Autostradali e Servizi SpA              1,213     12,687        0.0%
*   Telecom Italia SpA                                        88,857     86,766        0.1%
*   Telecom Italia SpA Sponsored ADR                           8,020     78,275        0.1%
    Tenaris SA ADR                                               331      8,960        0.0%
    Terna Rete Elettrica Nazionale SpA                         8,437     47,654        0.1%
#   Tod's SpA                                                    194     13,440        0.0%
    UniCredit SpA                                             17,348     67,276        0.1%
    Unione di Banche Italiane SpA                             15,735     66,883        0.1%
    Unipol Gruppo Finanziario SpA                              6,471     27,782        0.0%
    UnipolSai SpA                                             26,802     62,718        0.1%
    Vittoria Assicurazioni SpA                                   877      8,934        0.0%
*   Yoox Net-A-Porter Group SpA                                  729     21,390        0.0%
                                                                     ----------        ---
TOTAL ITALY                                                           2,614,234        2.7%
                                                                     ----------        ---
JAPAN -- (20.7%)
    77 Bank, Ltd. (The)                                        7,000     24,559        0.0%
    ABC-Mart, Inc.                                               100      6,489        0.0%
    Accordia Golf Co., Ltd.                                    2,400     22,782        0.0%
    Adastria Co., Ltd.                                           600     19,884        0.0%
    ADEKA Corp.                                                2,100     29,450        0.0%
    Aderans Co., Ltd.                                            200      1,006        0.0%
#   Advantest Corp.                                            2,200     20,886        0.0%
#   Aeon Co., Ltd.                                            13,710    205,442        0.2%
    Aeon Delight Co., Ltd.                                       600     16,566        0.0%
    Ahresty Corp.                                                800      5,222        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Ai Holdings Corp.                                          1,200 $ 34,290        0.1%
    Aica Kogyo Co., Ltd.                                       1,000   22,316        0.0%
    Aichi Bank, Ltd. (The)                                       200    9,101        0.0%
    Aichi Steel Corp.                                          4,000   16,952        0.0%
#   Aida Engineering, Ltd.                                       500    4,562        0.0%
    Aisan Industry Co., Ltd.                                   1,300    9,626        0.0%
    Aisin Seiki Co., Ltd.                                      2,000   77,720        0.1%
#*  Akebono Brake Industry Co., Ltd.                           6,000   15,484        0.0%
    Akita Bank, Ltd. (The)                                     5,000   13,356        0.0%
#   Alpen Co., Ltd.                                              700   11,946        0.0%
    Alpine Electronics, Inc.                                   1,300   16,001        0.0%
    Alps Electric Co., Ltd.                                    1,300   22,469        0.0%
    Amada Holdings Co., Ltd.                                   1,000   10,046        0.0%
    Amano Corp.                                                1,700   27,811        0.0%
    ANA Holdings, Inc.                                         3,000    8,377        0.0%
#   Anritsu Corp.                                              2,900   17,249        0.0%
    AOKI Holdings, Inc.                                        1,200   13,924        0.0%
    Aomori Bank, Ltd. (The)                                    2,000    6,126        0.0%
    Aoyama Trading Co., Ltd.                                   1,200   44,741        0.1%
    Aozora Bank, Ltd.                                          4,000   14,192        0.0%
    Arakawa Chemical Industries, Ltd.                            900    7,641        0.0%
    Arcland Sakamoto Co., Ltd.                                   400    4,153        0.0%
    Arcs Co., Ltd.                                               800   18,781        0.0%
    Asahi Diamond Industrial Co., Ltd.                         1,000    9,979        0.0%
    Asahi Glass Co., Ltd.                                      9,000   52,708        0.1%
    Asahi Holdings, Inc.                                         300    4,032        0.0%
    Asahi Kasei Corp.                                         15,000  102,632        0.1%
    Asatsu-DK, Inc.                                              700   17,382        0.0%
#   Asics Corp.                                                1,000   19,805        0.0%
    Autobacs Seven Co., Ltd.                                     900   15,528        0.0%
    Avex Group Holdings, Inc.                                  1,200   15,041        0.0%
    Awa Bank, Ltd. (The)                                       5,000   25,428        0.0%
    Axial Retailing, Inc.                                        100    3,188        0.0%
    Azbil Corp.                                                1,400   35,922        0.1%
#   Bank of Iwate, Ltd. (The)                                    400   15,102        0.0%
    Bank of Kyoto, Ltd. (The)                                  5,000   33,538        0.1%
#   Bank of Nagoya, Ltd. (The)                                 4,000   13,266        0.0%
    Bank of Okinawa, Ltd. (The)                                  600   19,806        0.0%
    Bank of Saga, Ltd. (The)                                   1,000    2,023        0.0%
    Bank of the Ryukyus, Ltd.                                  1,400   16,167        0.0%
#   Benesse Holdings, Inc.                                       700   19,860        0.0%
    Best Denki Co., Ltd.                                       8,100    8,683        0.0%
    Bic Camera, Inc.                                           3,100   30,195        0.0%
    Bridgestone Corp.                                          2,800  103,061        0.1%
    Broadleaf Co., Ltd.                                          700    6,917        0.0%
    Brother Industries, Ltd.                                   3,400   38,544        0.1%
    C Uyemura & Co., Ltd.                                        200    8,579        0.0%
    Calbee, Inc.                                                 400   15,572        0.0%
    Calsonic Kansei Corp.                                      6,000   40,981        0.1%
    Canon Electronics, Inc.                                      600    8,666        0.0%
    Canon Marketing Japan, Inc.                                1,200   21,507        0.0%
    Canon, Inc.                                                  194    5,425        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Canon, Inc. Sponsored ADR                                  2,596 $72,506        0.1%
    Capcom Co., Ltd.                                           1,200  27,642        0.0%
#   Casio Computer Co., Ltd.                                   3,200  60,886        0.1%
    Central Glass Co., Ltd.                                    4,000  22,299        0.0%
    Central Japan Railway Co.                                    300  52,553        0.1%
    Century Tokyo Leasing Corp.                                1,300  44,204        0.1%
    Chiba Bank, Ltd. (The)                                     3,000  15,150        0.0%
    Chiba Kogyo Bank, Ltd. (The)                               1,500   6,584        0.0%
    Chiyoda Co., Ltd.                                            700  18,072        0.0%
#   Chubu Electric Power Co., Inc.                             1,800  23,710        0.0%
    Chudenko Corp.                                               800  15,742        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             6,000  11,024        0.0%
    Chugoku Bank, Ltd. (The)                                   3,300  34,114        0.1%
#   Chugoku Electric Power Co., Inc. (The)                     1,200  15,574        0.0%
    Chugoku Marine Paints, Ltd.                                2,000  14,168        0.0%
    Chukyo Bank, Ltd. (The)                                    7,000  14,470        0.0%
    Ci:z Holdings Co., Ltd.                                    1,000  20,359        0.0%
    Citizen Holdings Co., Ltd.                                 2,500  14,101        0.0%
    CKD Corp.                                                  2,200  17,877        0.0%
#*  CMK Corp.                                                  2,100   7,860        0.0%
    Coca-Cola East Japan Co., Ltd.                             1,527  27,976        0.0%
    Coca-Cola West Co., Ltd.                                   1,500  40,660        0.1%
    Colowide Co., Ltd.                                           700  11,402        0.0%
    COMSYS Holdings Corp.                                      1,600  24,057        0.0%
*   Concordia Financial Group, Ltd.                           13,246  63,790        0.1%
    Cosmo Energy Holdings Co., Ltd.                            1,500  19,033        0.0%
    Credit Saison Co., Ltd.                                      400   7,355        0.0%
    Dai Nippon Printing Co., Ltd.                              4,000  37,514        0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                    4,300  51,685        0.1%
    Daibiru Corp.                                              1,500  13,089        0.0%
    Daicel Corp.                                               3,100  38,725        0.1%
    Daido Steel Co., Ltd.                                      7,000  23,652        0.0%
    Daifuku Co., Ltd.                                          2,000  35,770        0.1%
#   Daihatsu Motor Co., Ltd.                                   2,100  28,025        0.0%
    Daihen Corp.                                               3,000  14,945        0.0%
    Daiichikosho Co., Ltd.                                       400  16,769        0.0%
    Daikin Industries, Ltd.                                      700  55,565        0.1%
    Daikyo, Inc.                                               5,000   8,007        0.0%
#   Daio Paper Corp.                                           3,000  29,586        0.0%
#   Daisan Bank, Ltd. (The)                                    7,000   9,962        0.0%
    Daiseki Co., Ltd.                                            200   3,708        0.0%
#   Daishi Bank, Ltd. (The)                                    8,000  27,731        0.0%
    Daito Trust Construction Co., Ltd.                           300  42,430        0.1%
    Daiwa House Industry Co., Ltd.                             3,000  80,150        0.1%
    Daiwa Securities Group, Inc.                               6,000  34,943        0.1%
    Daiwabo Holdings Co., Ltd.                                 8,000  15,735        0.0%
    DCM Holdings Co., Ltd.                                     1,800  13,608        0.0%
#   Dena Co., Ltd.                                             2,900  48,806        0.1%
    Denka Co., Ltd.                                           11,000  46,305        0.1%
    Denso Corp.                                                1,100  41,812        0.1%
    Dentsu, Inc.                                                 800  40,647        0.1%
    DIC Corp.                                                 14,000  32,204        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Disco Corp.                                                  400 $33,994        0.1%
    DMG Mori Co., Ltd.                                         1,100  12,341        0.0%
    Don Quijote Holdings Co., Ltd.                               600  21,345        0.0%
    Doutor Nichires Holdings Co., Ltd.                           400   7,022        0.0%
    Dowa Holdings Co., Ltd.                                    2,000  12,531        0.0%
    DTS Corp.                                                    900  17,813        0.0%
#   Dunlop Sports Co., Ltd.                                    1,100  10,041        0.0%
    Eagle Industry Co., Ltd.                                   1,300  17,092        0.0%
    East Japan Railway Co.                                       600  52,786        0.1%
    Ebara Corp.                                                5,000  22,766        0.0%
#   EDION Corp.                                                1,800  14,564        0.0%
#   Ehime Bank, Ltd. (The)                                     6,000  12,452        0.0%
    Eighteenth Bank, Ltd. (The)                                4,000   9,443        0.0%
    Eizo Corp.                                                   500  12,488        0.0%
    Electric Power Development Co., Ltd.                         600  18,083        0.0%
    Enplas Corp.                                                 500  14,138        0.0%
    Exedy Corp.                                                1,000  23,340        0.0%
    FamilyMart Co., Ltd.                                         600  31,665        0.1%
    FANUC Corp.                                                  300  44,317        0.1%
    Fast Retailing Co., Ltd.                                     100  26,330        0.0%
    FCC Co., Ltd.                                              1,000  16,716        0.0%
    Felissimo Corp.                                              400   3,804        0.0%
    FIDEA Holdings Co., Ltd.                                   5,200   8,191        0.0%
    Foster Electric Co., Ltd.                                    500  10,404        0.0%
    FP Corp.                                                     500  22,116        0.0%
    France Bed Holdings Co., Ltd.                              1,200  11,052        0.0%
#   Fudo Tetra Corp.                                           9,100  11,186        0.0%
    Fuji Electric Co., Ltd.                                    9,000  38,297        0.1%
    Fuji Heavy Industries, Ltd.                                1,000  32,835        0.1%
#   Fuji Kyuko Co., Ltd.                                       1,000  13,367        0.0%
*   Fuji Oil Co., Ltd.                                         2,200   6,803        0.0%
    Fuji Oil Holdings, Inc.                                    1,100  20,462        0.0%
    Fuji Seal International, Inc.                                400  13,607        0.0%
    Fuji Soft, Inc.                                              600  13,608        0.0%
    Fujibo Holdings, Inc.                                      5,000   9,720        0.0%
    FUJIFILM Holdings Corp.                                    1,300  53,363        0.1%
    Fujikura, Ltd.                                             7,000  33,931        0.1%
    Fujimori Kogyo Co., Ltd.                                     300   6,955        0.0%
    Fujitec Co., Ltd.                                          1,400  13,843        0.0%
    Fujitsu General, Ltd.                                      1,000  17,289        0.0%
    Fujitsu, Ltd.                                             19,000  66,388        0.1%
    Fukui Bank, Ltd. (The)                                     7,000  13,445        0.0%
    Fukuoka Financial Group, Inc.                              3,000  10,255        0.0%
#   Fukuyama Transporting Co., Ltd.                            5,000  25,614        0.0%
    Furukawa Electric Co., Ltd.                               18,000  44,070        0.1%
    Futaba Corp.                                               1,100  16,697        0.0%
#   Futaba Industrial Co., Ltd.                                  900   4,166        0.0%
    Geo Holdings Corp.                                           900  14,863        0.0%
    Glory, Ltd.                                                1,000  32,751        0.1%
    GMO internet, Inc.                                         2,700  31,702        0.1%
    Godo Steel, Ltd.                                           6,000  10,910        0.0%
    Goldcrest Co., Ltd.                                        1,200  17,182        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Gree, Inc.                                                 2,900 $ 16,253        0.0%
    GS Yuasa Corp.                                             9,000   36,893        0.1%
#   Gulliver International Co., Ltd.                           1,200   11,796        0.0%
#   GungHo Online Entertainment, Inc.                          3,500    9,161        0.0%
    Gunma Bank, Ltd. (The)                                     9,000   35,634        0.1%
    Gunze, Ltd.                                                5,000   13,972        0.0%
    Gurunavi, Inc.                                               700   16,565        0.0%
    H2O Retailing Corp.                                        2,945   48,324        0.1%
    Hachijuni Bank, Ltd. (The)                                 7,000   30,603        0.0%
    Hakuhodo DY Holdings, Inc.                                 2,200   24,802        0.0%
    Hankyu Hanshin Holdings, Inc.                             12,000   76,062        0.1%
    Hanwa Co., Ltd.                                            4,000   17,876        0.0%
    Haseko Corp.                                               2,200   19,894        0.0%
    Hazama Ando Corp.                                          4,200   20,488        0.0%
    Heiwa Corp.                                                  800   16,805        0.0%
    Heiwa Real Estate Co., Ltd.                                1,300   16,115        0.0%
    Heiwado Co., Ltd.                                          1,200   24,602        0.0%
    Hibiya Engineering, Ltd.                                   1,200   16,698        0.0%
    Hikari Tsushin, Inc.                                         200   14,980        0.0%
    Hino Motors, Ltd.                                          1,000    9,649        0.0%
    Hiroshima Bank, Ltd. (The)                                11,000   39,824        0.1%
    Hitachi Capital Corp.                                      1,300   27,765        0.0%
    Hitachi Chemical Co., Ltd.                                 1,300   21,832        0.0%
#   Hitachi Construction Machinery Co., Ltd.                   1,500   23,815        0.0%
    Hitachi High-Technologies Corp.                              400   10,823        0.0%
    Hitachi Koki Co., Ltd.                                       600    4,059        0.0%
    Hitachi Kokusai Electric, Inc.                             2,000   20,964        0.0%
    Hitachi Metals, Ltd.                                       2,000   20,308        0.0%
    Hitachi Transport System, Ltd.                             1,100   18,434        0.0%
    Hitachi Zosen Corp.                                        3,800   19,287        0.0%
    Hitachi, Ltd.                                             41,000  187,871        0.2%
    Hokkaido Electric Power Co., Inc.                          1,600   14,584        0.0%
    Hokkan Holdings, Ltd.                                      5,000   15,073        0.0%
    Hokkoku Bank, Ltd. (The)                                   7,000   19,788        0.0%
    Hokuetsu Bank, Ltd. (The)                                  4,000    6,864        0.0%
    Hokuetsu Industries Co., Ltd.                                200    1,219        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             3,600   22,764        0.0%
    Hokuhoku Financial Group, Inc.                            25,000   31,476        0.1%
    Hokuriku Electric Power Co.                                1,800   23,575        0.0%
    Hokuto Corp.                                               1,400   27,298        0.0%
    Honda Motor Co., Ltd.                                      9,900  267,159        0.3%
    Honda Motor Co., Ltd. Sponsored ADR                        3,554   95,816        0.1%
    Hosiden Corp.                                              2,600   16,393        0.0%
    House Foods Group, Inc.                                    1,900   36,457        0.1%
    Hyakugo Bank, Ltd. (The)                                   4,000   14,746        0.0%
    Hyakujushi Bank, Ltd. (The)                                4,000   11,553        0.0%
    Ibiden Co., Ltd.                                           2,800   35,237        0.1%
    Ichiyoshi Securities Co., Ltd.                             2,000   16,490        0.0%
    Idec Corp.                                                 1,300   11,937        0.0%
#   Idemitsu Kosan Co., Ltd.                                   2,500   53,406        0.1%
    IHI Corp.                                                 20,000   43,370        0.1%
    Iida Group Holdings Co., Ltd.                              1,624   30,330        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd.                                    2,500 $ 9,729        0.0%
    Inaba Denki Sangyo Co., Ltd.                                 600  18,839        0.0%
    Inabata & Co., Ltd.                                          300   2,922        0.0%
    Inageya Co., Ltd.                                          2,000  26,196        0.0%
    Inpex Corp.                                                1,700  13,515        0.0%
    Internet Initiative Japan, Inc.                              700  13,712        0.0%
#   Iseki & Co., Ltd.                                          5,000  10,640        0.0%
    Isetan Mitsukoshi Holdings, Ltd.                           4,340  46,055        0.1%
*   Ishihara Sangyo Kaisha, Ltd.                              13,000   8,936        0.0%
    Isuzu Motors, Ltd.                                         2,000  21,401        0.0%
    IT Holdings Corp.                                          1,200  28,358        0.0%
#   Ito En, Ltd.                                               1,000  30,523        0.0%
    ITOCHU Corp.                                               5,300  67,356        0.1%
    Itochu Enex Co., Ltd.                                      1,800  14,737        0.0%
    Itochu Techno-Solutions Corp.                                800  15,677        0.0%
*   Itoham Yonekyu Holdings, Inc.                              5,000  38,017        0.1%
    IwaiCosmo Holdings, Inc.                                     900   8,390        0.0%
    Iwatani Corp.                                              7,000  41,120        0.1%
    Iyo Bank, Ltd. (The)                                       4,300  28,256        0.0%
    J Front Retailing Co., Ltd.                                3,400  40,847        0.1%
    J-Oil Mills, Inc.                                          3,000   9,670        0.0%
    Japan Aviation Electronics Industry, Ltd.                  1,000  13,349        0.0%
    Japan Exchange Group, Inc.                                 3,000  44,680        0.1%
    Japan Pulp & Paper Co., Ltd.                               5,000  14,824        0.0%
    Japan Steel Works, Ltd. (The)                              8,000  30,993        0.0%
    Japan Wool Textile Co., Ltd. (The)                         2,000  13,964        0.0%
    JFE Holdings, Inc.                                         2,000  28,067        0.0%
    JGC Corp.                                                  2,000  34,110        0.1%
#   Jin Co., Ltd.                                                500  18,443        0.0%
    Joshin Denki Co., Ltd.                                     1,000   7,935        0.0%
    Joyo Bank, Ltd. (The)                                      6,000  20,911        0.0%
    JSR Corp.                                                  2,100  28,787        0.0%
    JTEKT Corp.                                                3,200  40,748        0.1%
    Juroku Bank, Ltd. (The)                                    6,000  17,714        0.0%
#   JVC Kenwood Corp.                                          1,500   3,728        0.0%
    JX Holdings, Inc.                                         16,790  72,162        0.1%
    K's Holdings Corp.                                           700  23,526        0.0%
*   Kadokawa Dwango                                              934  13,247        0.0%
    Kaga Electronics Co., Ltd.                                 1,200  14,188        0.0%
    Kajima Corp.                                               6,000  37,273        0.1%
#   Kakaku.com, Inc.                                           1,200  21,613        0.0%
    Kameda Seika Co., Ltd.                                       300  12,083        0.0%
    Kamigumi Co., Ltd.                                         4,000  35,863        0.1%
    Kanamoto Co., Ltd.                                           600  15,423        0.0%
#   Kandenko Co., Ltd.                                         4,000  28,443        0.0%
    Kaneka Corp.                                               8,000  66,958        0.1%
    Kanematsu Corp.                                           12,000  18,071        0.0%
*   Kansai Electric Power Co., Inc. (The)                      3,300  29,063        0.0%
#   Kansai Paint Co., Ltd.                                     1,000  17,490        0.0%
    Kao Corp.                                                  1,000  55,317        0.1%
    Kato Sangyo Co., Ltd.                                        700  17,209        0.0%
#   Kato Works Co., Ltd.                                       2,000   7,654        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd.                            5,000 $ 14,023        0.0%
#   Kawasaki Kisen Kaisha, Ltd.                               14,000   29,851        0.0%
    KDDI Corp.                                                 6,900  198,760        0.2%
#   Keihan Holdings Co., Ltd.                                  8,000   58,008        0.1%
    Keihin Corp.                                               1,100   15,983        0.0%
    Keikyu Corp.                                               3,000   27,156        0.0%
    Keio Corp.                                                 3,000   26,424        0.0%
    Keisei Electric Railway Co., Ltd.                          2,000   27,516        0.0%
    Keiyo Bank, Ltd. (The)                                     6,000   21,933        0.0%
    Kewpie Corp.                                               2,200   57,428        0.1%
#   KEY Coffee, Inc.                                             300    5,081        0.0%
    Kintetsu Group Holdings Co., Ltd.                          7,000   28,788        0.0%
    Kintetsu World Express, Inc.                                 600    7,850        0.0%
    Kitz Corp.                                                 3,000   12,160        0.0%
    Kiyo Bank, Ltd. (The)                                      1,500   18,009        0.0%
#   Koa Corp.                                                  1,400    9,853        0.0%
    Kobe Steel, Ltd.                                          58,000   55,693        0.1%
    Kohnan Shoji Co., Ltd.                                     1,300   22,173        0.0%
    Koito Manufacturing Co., Ltd.                              1,000   43,324        0.1%
    Kokuyo Co., Ltd.                                           2,300   30,133        0.0%
    Komatsu Seiren Co., Ltd.                                   2,700   14,975        0.0%
    Komatsu, Ltd.                                              5,100   87,592        0.1%
    Komeri Co., Ltd.                                             500   12,538        0.0%
    Konami Holdings Corp.                                      1,400   44,141        0.1%
    Konica Minolta, Inc.                                       7,300   63,010        0.1%
    Konishi Co., Ltd.                                          1,200   15,061        0.0%
    Konoike Transport Co., Ltd.                                1,300   15,151        0.0%
    Kose Corp.                                                   200   18,293        0.0%
    Kubota Corp. Sponsored ADR                                   500   36,890        0.1%
    Kurabo Industries, Ltd.                                    8,000   14,054        0.0%
    Kuraray Co., Ltd.                                          2,000   25,356        0.0%
    Kureha Corp.                                               5,000   17,153        0.0%
    Kurimoto, Ltd.                                             1,000    1,509        0.0%
    Kurita Water Industries, Ltd.                              2,100   50,496        0.1%
    Kuroda Electric Co., Ltd.                                  1,300   20,047        0.0%
    KYB Corp.                                                  4,000   13,368        0.0%
    Kyocera Corp. Sponsored ADR                                1,196   58,365        0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           1,100   10,834        0.0%
    Kyokuto Securities Co., Ltd.                                 700    8,107        0.0%
    Kyoritsu Maintenance Co., Ltd.                               240   18,252        0.0%
    Kyowa Exeo Corp.                                           2,000   22,610        0.0%
#   Kyushu Electric Power Co., Inc.                            1,800   18,066        0.0%
    Kyushu Financial Group, Inc.                               6,330   33,225        0.1%
    Lasertec Corp.                                               800   10,401        0.0%
    Lawson, Inc.                                                 300   23,221        0.0%
    Leopalace21 Corp.                                          4,000   24,002        0.0%
    Life Corp.                                                   200    5,346        0.0%
    Lintec Corp.                                               1,100   21,087        0.0%
#   Lion Corp.                                                 4,000   49,217        0.1%
    LIXIL Group Corp.                                          1,700   35,595        0.1%
    Maeda Corp.                                                1,000    7,640        0.0%
    Maeda Road Construction Co., Ltd.                          2,000   36,437        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd.                            2,000 $ 12,016        0.0%
    Makita Corp.                                                  500   31,542        0.1%
#   Marubeni Corp.                                             13,200   70,069        0.1%
    Maruha Nichiro Corp.                                        1,200   26,781        0.0%
    Marui Group Co., Ltd.                                       4,900   74,860        0.1%
    Max Co., Ltd.                                               1,000   10,668        0.0%
    Mazda Motor Corp.                                           1,799   27,410        0.0%
    Megmilk Snow Brand Co., Ltd.                                1,400   32,442        0.1%
    Meidensha Corp.                                             3,000   12,528        0.0%
    Meitec Corp.                                                  400   13,875        0.0%
    Michinoku Bank, Ltd. (The)                                  2,000    3,272        0.0%
    Micronics Japan Co., Ltd.                                     800    7,116        0.0%
    Milbon Co., Ltd.                                              300   13,148        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                       500    4,799        0.0%
    Minebea Co., Ltd.                                           1,000    8,191        0.0%
#   Ministop Co., Ltd.                                            800   12,914        0.0%
    Mirait Holdings Corp.                                       2,000   17,531        0.0%
#   Misawa Homes Co., Ltd.                                      1,200    8,283        0.0%
    MISUMI Group, Inc.                                          3,600   49,715        0.1%
    Mito Securities Co., Ltd.                                   3,000    7,805        0.0%
    Mitsuba Corp.                                               1,900   27,201        0.0%
    Mitsubishi Corp.                                            4,800   80,681        0.1%
    Mitsubishi Electric Corp.                                   7,000   74,392        0.1%
    Mitsubishi Estate Co., Ltd.                                 2,000   38,005        0.1%
    Mitsubishi Gas Chemical Co., Inc.                           6,000   32,903        0.1%
    Mitsubishi Heavy Industries, Ltd.                          22,598   80,327        0.1%
#   Mitsubishi Logistics Corp.                                  3,000   41,013        0.1%
    Mitsubishi Materials Corp.                                 15,000   47,577        0.1%
#   Mitsubishi Motors Corp.                                     3,700   14,890        0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                       2,000    9,030        0.0%
*   Mitsubishi Paper Mills, Ltd.                               10,000    7,616        0.0%
    Mitsubishi Pencil Co., Ltd.                                   600   28,579        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                 400   10,324        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                    2,000    3,331        0.0%
    Mitsubishi UFJ Financial Group, Inc.                       61,870  285,518        0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      300    1,307        0.0%
    Mitsuboshi Belting, Ltd.                                    2,000   15,818        0.0%
    Mitsui & Co., Ltd.                                          5,500   67,184        0.1%
    Mitsui Chemicals, Inc.                                     18,000   59,698        0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                18,000   27,797        0.0%
    Mitsui Fudosan Co., Ltd.                                    2,000   48,845        0.1%
    Mitsui High-Tec, Inc.                                       2,000   12,262        0.0%
    Mitsui Mining & Smelting Co., Ltd.                         14,000   26,274        0.0%
    Mitsui OSK Lines, Ltd.                                     11,000   23,375        0.0%
    Mitsui Sugar Co., Ltd.                                      3,000   13,531        0.0%
    Mitsui-Soko Holdings Co., Ltd.                              2,000    5,355        0.0%
    Miyazaki Bank, Ltd. (The)                                   5,000   12,690        0.0%
    Mizuho Financial Group, Inc.                              146,100  218,991        0.2%
    Mizuno Corp.                                                4,000   19,002        0.0%
#   Monex Group, Inc.                                           6,900   17,800        0.0%
    Morinaga & Co., Ltd.                                        6,000   28,731        0.0%
    Morinaga Milk Industry Co., Ltd.                            4,000   20,974        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Morita Holdings Corp.                                      1,000 $ 11,921        0.0%
    MS&AD Insurance Group Holdings, Inc.                       2,764   73,001        0.1%
    Murata Manufacturing Co., Ltd.                               400   52,164        0.1%
    Musashi Seimitsu Industry Co., Ltd.                          900   17,179        0.0%
    Musashino Bank, Ltd. (The)                                   600   15,112        0.0%
    Nabtesco Corp.                                             1,200   27,071        0.0%
#   Nachi-Fujikoshi Corp.                                      6,000   19,331        0.0%
    Nagase & Co., Ltd.                                         3,400   37,701        0.1%
    Nagoya Railroad Co., Ltd.                                  3,000   15,130        0.0%
    Nankai Electric Railway Co., Ltd.                          7,000   37,092        0.1%
    Nanto Bank, Ltd. (The)                                     5,000   14,137        0.0%
    NEC Corp.                                                 49,000  119,255        0.1%
    NEC Networks & System Integration Corp.                      600    9,305        0.0%
    NET One Systems Co., Ltd.                                  1,400    7,269        0.0%
    Neturen Co., Ltd.                                          1,500   10,291        0.0%
    Nexon Co., Ltd.                                            2,200   33,034        0.1%
    NGK Insulators, Ltd.                                       1,000   20,537        0.0%
    NGK Spark Plug Co., Ltd.                                     800   15,955        0.0%
    NH Foods, Ltd.                                             2,000   44,579        0.1%
    NHK Spring Co., Ltd.                                       2,000   17,604        0.0%
    Nichias Corp.                                              3,000   19,433        0.0%
    Nichicon Corp.                                             2,400   16,168        0.0%
    Nichiha Corp.                                                900   13,719        0.0%
    Nichirei Corp.                                             6,000   52,225        0.1%
    Nidec Corp.                                                  200   14,655        0.0%
#   Nifco, Inc.                                                  900   42,960        0.1%
    NIFTY Corp.                                                  500    4,944        0.0%
    Nihon Dempa Kogyo Co., Ltd.                                  400    2,596        0.0%
    Nihon M&A Center, Inc.                                     1,000   57,590        0.1%
#   Nihon Nohyaku Co., Ltd.                                    1,000    5,231        0.0%
    Nihon Parkerizing Co., Ltd.                                2,000   17,641        0.0%
#   Nihon Unisys, Ltd.                                         1,200   14,695        0.0%
    Nikkon Holdings Co., Ltd.                                  1,700   31,572        0.1%
    Nikon Corp.                                                3,000   43,732        0.1%
    Nippo Corp.                                                1,000   16,581        0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  9,000   15,492        0.0%
#   Nippon Chemi-Con Corp.                                     3,000    3,993        0.0%
    Nippon Concrete Industries Co., Ltd.                       1,100    2,776        0.0%
    Nippon Denko Co., Ltd.                                     4,000    6,412        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            2,000   38,882        0.1%
    Nippon Electric Glass Co., Ltd.                            8,000   42,355        0.1%
    Nippon Express Co., Ltd.                                   9,000   41,071        0.1%
    Nippon Flour Mills Co., Ltd.                               3,000   23,160        0.0%
    Nippon Gas Co., Ltd.                                       1,100   25,606        0.0%
    Nippon Koei Co., Ltd.                                      1,000    3,220        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     10,000   17,647        0.0%
#   Nippon Paper Industries Co., Ltd.                          2,300   44,196        0.1%
    Nippon Pillar Packing Co., Ltd.                              300    2,520        0.0%
    Nippon Road Co., Ltd. (The)                                2,000    9,271        0.0%
*   Nippon Sheet Glass Co., Ltd.                              20,000   15,617        0.0%
    Nippon Shokubai Co., Ltd.                                    400   20,718        0.0%
    Nippon Signal Co., Ltd.                                    1,500   12,487        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Nippon Soda Co., Ltd.                                      5,000 $ 26,127        0.0%
    Nippon Steel & Sumitomo Metal Corp.                        5,867  122,079        0.1%
    Nippon Suisan Kaisha, Ltd.                                 5,500   30,399        0.0%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         2,000   12,069        0.0%
    Nippon Telegraph & Telephone Corp.                         1,000   44,750        0.1%
    Nippon Telegraph & Telephone Corp. ADR                       777   34,631        0.1%
    Nippon Thompson Co., Ltd.                                  3,000   10,826        0.0%
    Nippon Valqua Industries, Ltd.                             4,000   10,460        0.0%
*   Nippon Yakin Kogyo Co., Ltd.                               2,500    3,230        0.0%
    Nippon Yusen K.K.                                         17,000   33,303        0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        15,000   27,064        0.0%
    Nishi-Nippon Railroad Co., Ltd.                            6,000   36,596        0.1%
    Nishimatsu Construction Co., Ltd.                          7,000   30,568        0.0%
    Nissan Chemical Industries, Ltd.                           1,400   37,391        0.1%
    Nissan Motor Co., Ltd.                                    24,200  214,751        0.2%
    Nissan Shatai Co., Ltd.                                    1,500   14,643        0.0%
#   Nissha Printing Co., Ltd.                                    600    9,554        0.0%
    Nisshin Oillio Group, Ltd. (The)                           5,000   21,250        0.0%
    Nisshin Seifun Group, Inc.                                 2,255   36,917        0.1%
    Nisshin Steel Co., Ltd.                                    2,100   28,113        0.0%
    Nisshinbo Holdings, Inc.                                   2,000   21,777        0.0%
    Nissin Electric Co., Ltd.                                    900   10,350        0.0%
    Nissin Kogyo Co., Ltd.                                     1,000   13,830        0.0%
    Nitta Corp.                                                  500   12,230        0.0%
    Nittetsu Mining Co., Ltd.                                  3,000   11,093        0.0%
    Nitto Denko Corp.                                            900   48,483        0.1%
    Nitto Kogyo Corp.                                          1,000   15,833        0.0%
    NOF Corp.                                                  3,000   23,614        0.0%
    Nojima Corp.                                                 100    1,110        0.0%
    NOK Corp.                                                    800   13,259        0.0%
    Nomura Holdings, Inc.                                     10,800   45,887        0.1%
    Nomura Holdings, Inc. Sponsored ADR                        3,400   14,314        0.0%
    Nomura Real Estate Holdings, Inc.                          1,800   32,895        0.1%
    Nomura Research Institute, Ltd.                              660   23,153        0.0%
    Noritake Co., Ltd.                                         5,000   11,037        0.0%
    Noritz Corp.                                                 700   11,704        0.0%
    North Pacific Bank, Ltd.                                   8,000   20,282        0.0%
    NS Solutions Corp.                                           800   13,908        0.0%
    NSK, Ltd.                                                  2,900   25,311        0.0%
    NTN Corp.                                                 12,000   37,184        0.1%
    NTT Data Corp.                                               900   46,855        0.1%
    NTT DOCOMO, Inc.                                          11,100  266,222        0.3%
    NTT Urban Development Corp.                                2,100   19,652        0.0%
    Obara Group, Inc.                                            100    3,659        0.0%
    Obayashi Corp.                                             4,000   39,201        0.1%
    Obic Co., Ltd.                                               800   42,049        0.1%
    Odakyu Electric Railway Co., Ltd.                          2,000   21,719        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           10,000   30,766        0.0%
#   Ohsho Food Service Corp.                                     400   12,754        0.0%
    Oiles Corp.                                                1,440   23,351        0.0%
    Oita Bank, Ltd. (The)                                      4,000   12,221        0.0%
    Oji Holdings Corp.                                         6,000   24,639        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Okabe Co., Ltd.                                            1,100 $  8,137        0.0%
#   Okamura Corp.                                              2,000   18,493        0.0%
#   Oki Electric Industry Co., Ltd.                           15,000   20,996        0.0%
    Okinawa Electric Power Co., Inc. (The)                       600   15,333        0.0%
#   Okuma Corp.                                                3,000   23,405        0.0%
    Okumura Corp.                                              4,000   20,952        0.0%
    Omron Corp.                                                  900   28,563        0.0%
#   Onward Holdings Co., Ltd.                                  4,000   27,595        0.0%
    Oracle Corp. Japan                                           600   32,318        0.1%
    Oriental Land Co., Ltd.                                      400   27,776        0.0%
    ORIX Corp.                                                   900   12,730        0.0%
    Osaka Gas Co., Ltd.                                        8,000   28,841        0.0%
#   OSG Corp.                                                    700   13,009        0.0%
    Pacific Industrial Co., Ltd.                                 600    5,794        0.0%
#*  Pacific Metals Co., Ltd.                                   6,000   19,198        0.0%
#   Pal Co., Ltd.                                                200    4,857        0.0%
    PanaHome Corp.                                             2,000   15,595        0.0%
    Panasonic Corp.                                            9,000   80,263        0.1%
    Parco Co., Ltd.                                              300    2,527        0.0%
    Park24 Co., Ltd.                                             600   16,817        0.0%
    Penta-Ocean Construction Co., Ltd.                         7,000   31,523        0.1%
    Pigeon Corp.                                               1,800   47,278        0.1%
    Pilot Corp.                                                  800   31,709        0.1%
    Piolax, Inc.                                                 300   15,761        0.0%
*   Pioneer Corp.                                              2,500    6,699        0.0%
#   Plenus Co., Ltd.                                             900   16,508        0.0%
    Pola Orbis Holdings, Inc.                                    300   23,858        0.0%
    Press Kogyo Co., Ltd.                                      4,000   13,727        0.0%
    Pressance Corp.                                              300   10,531        0.0%
    Prima Meat Packers, Ltd.                                   5,000   13,769        0.0%
    Raito Kogyo Co., Ltd.                                      2,500   26,494        0.0%
    Rakuten, Inc.                                              2,100   22,830        0.0%
    Relo Holdings, Inc.                                          400   51,146        0.1%
    Rengo Co., Ltd.                                            4,000   21,782        0.0%
#*  Renown, Inc.                                               2,700    2,978        0.0%
    Resona Holdings, Inc.                                     15,200   53,736        0.1%
    Resorttrust, Inc.                                            900   18,608        0.0%
    Ricoh Co., Ltd.                                           12,100  123,310        0.1%
    Ricoh Leasing Co., Ltd.                                      500   14,446        0.0%
    Riken Corp.                                                4,000   12,914        0.0%
    Riso Kagaku Corp.                                          1,200   18,720        0.0%
#   Rock Field Co., Ltd.                                       1,200   17,992        0.0%
    Rohm Co., Ltd.                                               400   17,310        0.0%
    Roland DG Corp.                                              400    7,942        0.0%
    Round One Corp.                                              900    5,282        0.0%
    Ryoden Trading Co., Ltd.                                   3,000   17,491        0.0%
    Ryosan Co., Ltd.                                           1,000   23,960        0.0%
    Ryoyo Electro Corp.                                        1,300   15,560        0.0%
    Saibu Gas Co., Ltd.                                        6,000   14,820        0.0%
    Saizeriya Co., Ltd.                                        1,200   21,271        0.0%
    Sakai Chemical Industry Co., Ltd.                          3,000    8,255        0.0%
    Sakata Seed Corp.                                          1,200   30,323        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    San-A Co., Ltd.                                              100 $  4,603        0.0%
    San-Ai Oil Co., Ltd.                                       2,000   14,017        0.0%
    San-In Godo Bank, Ltd. (The)                               3,000   19,329        0.0%
    Sanden Holdings Corp.                                      4,000   11,796        0.0%
    Sangetsu Co., Ltd.                                         1,000   17,922        0.0%
    Sankyo Co., Ltd.                                             400   15,144        0.0%
#   Sankyo Tateyama, Inc.                                        900   12,457        0.0%
    Sankyu, Inc.                                               4,000   18,591        0.0%
#   Sanrio Co., Ltd.                                             500    9,830        0.0%
    Sanshin Electronics Co., Ltd.                              1,500   12,384        0.0%
    Sanwa Holdings Corp.                                       4,000   31,036        0.0%
    Sanyo Chemical Industries, Ltd.                            2,000   15,445        0.0%
    Sanyo Electric Railway Co., Ltd.                           3,000   13,952        0.0%
#   Sanyo Shokai, Ltd.                                         5,000   11,974        0.0%
    Sanyo Special Steel Co., Ltd.                              3,000   13,653        0.0%
    Sawada Holdings Co., Ltd.                                  1,400   13,845        0.0%
    SBI Holdings, Inc.                                         4,470   46,281        0.1%
    Scroll Corp.                                               2,100    8,122        0.0%
    SCSK Corp.                                                 1,000   36,271        0.1%
    Sega Sammy Holdings, Inc.                                  2,000   21,777        0.0%
    Seiko Epson Corp.                                          1,400   22,942        0.0%
    Seiko Holdings Corp.                                       6,000   22,473        0.0%
    Seino Holdings Co., Ltd.                                   4,000   40,654        0.1%
    Seiren Co., Ltd.                                             400    4,113        0.0%
    Sekisui Chemical Co., Ltd.                                 4,000   49,992        0.1%
    Sekisui House, Ltd.                                        2,700   46,881        0.1%
    Senko Co., Ltd.                                            5,000   31,986        0.1%
    Senshu Ikeda Holdings, Inc.                                3,000   11,301        0.0%
#   Senshukai Co., Ltd.                                        1,200    8,233        0.0%
    Seria Co., Ltd.                                              400   23,515        0.0%
    Seven & I Holdings Co., Ltd.                               2,600  106,086        0.1%
    Seven Bank, Ltd.                                           5,200   22,096        0.0%
#*  Sharp Corp.                                               24,000   32,666        0.1%
#   Shiga Bank, Ltd. (The)                                     7,000   30,423        0.0%
    Shikoku Bank, Ltd. (The)                                   5,000    9,723        0.0%
#   Shikoku Electric Power Co., Inc.                           1,900   23,453        0.0%
#   Shima Seiki Manufacturing, Ltd.                              400    6,563        0.0%
    Shimachu Co., Ltd.                                         1,000   23,274        0.0%
    Shimamura Co., Ltd.                                          300   40,498        0.1%
    Shimano, Inc.                                                300   43,041        0.1%
    Shimizu Corp.                                              4,000   35,851        0.1%
    Shin-Etsu Chemical Co., Ltd.                               1,000   56,009        0.1%
    Shindengen Electric Manufacturing Co., Ltd.                3,000   10,825        0.0%
    Shinko Electric Industries Co., Ltd.                       2,300   12,775        0.0%
    Shinko Plantech Co., Ltd.                                  1,300    9,891        0.0%
    Shinko Shoji Co., Ltd.                                       900    8,781        0.0%
    Shinmaywa Industries, Ltd.                                 4,000   27,412        0.0%
    Shiseido Co., Ltd.                                         2,500   55,601        0.1%
    Shizuoka Bank, Ltd. (The)                                  4,000   29,647        0.0%
    Shizuoka Gas Co., Ltd.                                     2,100   14,315        0.0%
#*  Shoko Co., Ltd.                                            5,000    3,541        0.0%
    Showa Corp.                                                  800    6,946        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Showa Denko KK                                            38,000 $ 39,537        0.1%
    Showa Shell Sekiyu K.K.                                    4,800   50,091        0.1%
    Sintokogio, Ltd.                                           1,500   12,683        0.0%
    SKY Perfect JSAT Holdings, Inc.                            3,500   18,632        0.0%
    SMC Corp.                                                    100   24,386        0.0%
    SMK Corp.                                                  3,000   12,231        0.0%
    Sodick Co., Ltd.                                           1,500   11,619        0.0%
    SoftBank Group Corp.                                       2,761  148,460        0.2%
    Sojitz Corp.                                              27,200   54,352        0.1%
    Sompo Japan Nipponkoa Holdings, Inc.                         500   13,128        0.0%
    Sony Corp.                                                 3,300   79,931        0.1%
    Sony Corp. Sponsored ADR                                   2,210   53,261        0.1%
    Sony Financial Holdings, Inc.                              1,400   17,308        0.0%
    Sotetsu Holdings, Inc.                                     6,000   38,532        0.1%
    Square Enix Holdings Co., Ltd.                             1,000   25,600        0.0%
    St Marc Holdings Co., Ltd.                                   800   21,641        0.0%
    Stanley Electric Co., Ltd.                                 1,300   26,432        0.0%
#   Star Micronics Co., Ltd.                                     700    8,037        0.0%
    Start Today Co., Ltd.                                        700   29,409        0.0%
    Starts Corp., Inc.                                         1,000   20,781        0.0%
    Sumco Corp.                                                1,100    6,966        0.0%
    Sumitomo Bakelite Co., Ltd.                                5,000   20,637        0.0%
    Sumitomo Corp.                                             2,200   23,259        0.0%
    Sumitomo Densetsu Co., Ltd.                                1,300   15,989        0.0%
    Sumitomo Electric Industries, Ltd.                         5,000   60,148        0.1%
    Sumitomo Forestry Co., Ltd.                                3,600   41,563        0.1%
    Sumitomo Heavy Industries, Ltd.                            9,000   37,823        0.1%
    Sumitomo Metal Mining Co., Ltd.                            4,000   45,130        0.1%
    Sumitomo Mitsui Construction Co., Ltd.                     8,100    7,018        0.0%
    Sumitomo Mitsui Financial Group, Inc.                      7,564  227,614        0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                      14,940   45,924        0.1%
    Sumitomo Osaka Cement Co., Ltd.                           11,000   47,424        0.1%
    Sumitomo Realty & Development Co., Ltd.                    1,000   29,076        0.0%
    Sumitomo Riko Co., Ltd.                                      500    4,290        0.0%
    Sumitomo Rubber Industries, Ltd.                           1,900   28,925        0.0%
#   Sumitomo Seika Chemicals Co., Ltd.                         1,000    4,805        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                         4,000   19,964        0.0%
#   Sun Frontier Fudousan Co., Ltd.                            1,200   11,096        0.0%
    Suruga Bank, Ltd.                                          1,300   25,277        0.0%
    Suzuki Motor Corp.                                         2,300   63,028        0.1%
*   SWCC Showa Holdings Co., Ltd.                             14,000    8,483        0.0%
    T Hasegawa Co., Ltd.                                         800   13,123        0.0%
    T&D Holdings, Inc.                                         6,400   61,264        0.1%
    Tachi-S Co., Ltd.                                          1,000   13,709        0.0%
    Tadano, Ltd.                                               2,000   19,085        0.0%
    Taiheiyo Cement Corp.                                     19,000   50,274        0.1%
    Taiho Kogyo Co., Ltd.                                      1,300   14,101        0.0%
    Taikisha, Ltd.                                               500   11,416        0.0%
    Taisei Corp.                                               1,000    6,826        0.0%
    Taiyo Nippon Sanso Corp.                                     900    8,311        0.0%
    Taiyo Yuden Co., Ltd.                                      2,000   19,958        0.0%
#   Takara Leben Co., Ltd.                                     1,100    6,998        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Takara Standard Co., Ltd.                                  2,000 $17,645        0.0%
    Takasago International Corp.                                 200   4,458        0.0%
    Takasago Thermal Engineering Co., Ltd.                     1,900  23,662        0.0%
    Takashimaya Co., Ltd.                                      5,000  36,504        0.1%
#*  Takata Corp.                                               1,000   3,665        0.0%
#   Takeuchi Manufacturing Co., Ltd.                             900  13,424        0.0%
    Takuma Co., Ltd.                                           4,000  34,385        0.1%
    TDK Corp.                                                    900  52,662        0.1%
    TDK Corp. Sponsored ADR                                      400  23,072        0.0%
    Teijin, Ltd.                                              19,000  68,025        0.1%
    THK Co., Ltd.                                                900  17,877        0.0%
    Toa Corp.                                                  6,000  13,233        0.0%
    TOA ROAD Corp.                                             3,000   9,960        0.0%
    Toagosei Co., Ltd.                                         3,000  27,055        0.0%
#   Tobishima Corp.                                            5,000   8,216        0.0%
    Tobu Railway Co., Ltd.                                     3,000  15,375        0.0%
    TOC Co., Ltd.                                              1,200   9,506        0.0%
    Tochigi Bank, Ltd. (The)                                   4,000  15,415        0.0%
    Toda Corp.                                                 6,000  27,968        0.0%
    Toei Co., Ltd.                                             1,000   7,750        0.0%
    Toho Bank, Ltd. (The)                                      5,000  16,614        0.0%
    Toho Gas Co., Ltd.                                         5,000  34,139        0.1%
#   Toho Zinc Co., Ltd.                                        3,000   8,123        0.0%
#   Tohoku Electric Power Co., Inc.                            2,400  30,684        0.0%
    Tokai Carbon Co., Ltd.                                     7,000  18,337        0.0%
    TOKAI Holdings Corp.                                         700   3,923        0.0%
    Tokai Rika Co., Ltd.                                         900  16,664        0.0%
    Token Corp.                                                  270  21,146        0.0%
    Tokio Marine Holdings, Inc.                                2,400  78,534        0.1%
#*  Tokuyama Corp.                                             8,000  12,669        0.0%
    Tokyo Broadcasting System Holdings, Inc.                   1,000  13,754        0.0%
    Tokyo Dome Corp.                                           3,000  12,780        0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                    6,200  33,207        0.1%
    Tokyo Electron, Ltd.                                       1,500  99,138        0.1%
    Tokyo Gas Co., Ltd.                                        5,000  22,068        0.0%
    Tokyo Seimitsu Co., Ltd.                                     700  14,516        0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                        3,700  22,790        0.0%
    Tokyo Tatemono Co., Ltd.                                   2,000  26,407        0.0%
    Tokyo TY Financial Group, Inc.                               259   6,591        0.0%
    Tokyu Corp.                                                4,000  34,668        0.1%
    Tokyu Fudosan Holdings Corp.                               1,700  11,558        0.0%
    TOMONY Holdings, Inc.                                      3,900  11,096        0.0%
    Tomy Co., Ltd.                                             2,600  18,315        0.0%
    TonenGeneral Sekiyu K.K.                                   2,000  18,943        0.0%
    Toppan Forms Co., Ltd.                                     2,100  23,097        0.0%
    Toppan Printing Co., Ltd.                                  3,000  25,651        0.0%
    Topre Corp.                                                1,400  27,563        0.0%
    Topy Industries, Ltd.                                      7,000  13,411        0.0%
    Toray Industries, Inc.                                     9,000  75,175        0.1%
*   Toshiba Corp.                                             28,000  59,219        0.1%
    Toshiba Machine Co., Ltd.                                  3,000   8,937        0.0%
#   Toshiba Plant Systems & Services Corp.                       800   9,893        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Toshiba TEC Corp.                                          4,000 $ 15,108        0.0%
    Tosoh Corp.                                               12,000   54,849        0.1%
    Totetsu Kogyo Co., Ltd.                                    1,000   29,132        0.0%
    TOTO, Ltd.                                                 1,000   33,910        0.1%
    Towa Bank, Ltd. (The)                                     18,000   14,754        0.0%
#   Toyo Engineering Corp.                                     4,000   10,910        0.0%
    Toyo Ink SC Holdings Co., Ltd.                             6,000   23,903        0.0%
    Toyo Kanetsu K.K.                                          5,000   10,407        0.0%
    Toyo Kohan Co., Ltd.                                       4,000   12,585        0.0%
    Toyo Seikan Group Holdings, Ltd.                           3,000   59,144        0.1%
    Toyo Suisan Kaisha, Ltd.                                     200    7,064        0.0%
    Toyo Tire & Rubber Co., Ltd.                               2,000   29,911        0.0%
    Toyobo Co., Ltd.                                          19,000   32,288        0.1%
    Toyoda Gosei Co., Ltd.                                     1,600   29,502        0.0%
    Toyota Boshoku Corp.                                       1,100   20,464        0.0%
    Toyota Motor Corp.                                        14,660  743,111        0.8%
    Toyota Motor Corp. Sponsored ADR                           2,966  301,642        0.3%
    Toyota Tsusho Corp.                                        3,700   83,747        0.1%
    Trancom Co., Ltd.                                            300   17,791        0.0%
    Transcosmos, Inc.                                            600   15,830        0.0%
    Trend Micro, Inc.                                            500   18,962        0.0%
    Trusco Nakayama Corp.                                        300   11,921        0.0%
    TS Tech Co., Ltd.                                            400    9,136        0.0%
    Tsubakimoto Chain Co.                                      3,000   19,565        0.0%
    Tsugami Corp.                                              2,000    8,341        0.0%
    Tsukuba Bank, Ltd.                                         2,900    7,583        0.0%
    UACJ Corp.                                                 3,114    6,326        0.0%
    Ube Industries, Ltd.                                      29,000   55,079        0.1%
    Ulvac, Inc.                                                1,300   39,860        0.1%
    Unicharm Corp.                                             1,500   31,007        0.0%
    Union Tool Co.                                               600   16,515        0.0%
    Unipres Corp.                                              1,100   19,357        0.0%
    United Arrows, Ltd.                                          500   20,091        0.0%
    Unizo Holdings Co., Ltd.                                     500   21,173        0.0%
    UNY Group Holdings Co., Ltd.                               3,700   27,002        0.0%
*   Usen Corp.                                                 2,900    9,969        0.0%
    Ushio, Inc.                                                1,700   23,122        0.0%
    USS Co., Ltd.                                              1,500   23,728        0.0%
    Valor Holdings Co., Ltd.                                     500   12,048        0.0%
    VT Holdings Co., Ltd.                                      3,900   19,705        0.0%
    Wacoal Holdings Corp.                                      2,000   24,115        0.0%
    Wacom Co., Ltd.                                            2,900   12,055        0.0%
    Wakita & Co., Ltd.                                         1,000    6,939        0.0%
#   West Holdings Corp.                                        1,800   10,776        0.0%
    West Japan Railway Co.                                       500   30,183        0.0%
    Xebio Holdings Co., Ltd.                                     700   11,165        0.0%
#   Yahoo Japan Corp.                                          5,300   23,709        0.0%
#   Yakult Honsha Co., Ltd.                                      300   14,871        0.0%
#   Yamada Denki Co., Ltd.                                    12,700   63,935        0.1%
#   Yamagata Bank, Ltd. (The)                                  4,000   14,541        0.0%
    Yamaguchi Financial Group, Inc.                            4,000   37,179        0.1%
    Yamaha Corp.                                               1,600   45,920        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
JAPAN -- (Continued)
    Yamaha Motor Co., Ltd.                                     1,300 $    21,279        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                            4,000      14,813        0.0%
    Yamato Holdings Co., Ltd.                                  1,200      24,203        0.0%
    Yamato Kogyo Co., Ltd.                                       900      21,127        0.0%
    Yamazaki Baking Co., Ltd.                                  2,000      47,346        0.1%
    Yamazen Corp.                                                200       1,563        0.0%
    Yaskawa Electric Corp.                                     3,100      36,305        0.1%
    Yellow Hat, Ltd.                                             100       2,047        0.0%
    Yodogawa Steel Works, Ltd.                                   700      15,804        0.0%
    Yokogawa Bridge Holdings Corp.                               300       2,706        0.0%
    Yokogawa Electric Corp.                                    1,600      17,191        0.0%
#   Yokohama Reito Co., Ltd.                                   1,900      18,577        0.0%
    Yokohama Rubber Co., Ltd. (The)                            2,500      41,912        0.1%
    Yorozu Corp.                                                 700      14,007        0.0%
    Yoshinoya Holdings Co., Ltd.                                 900      11,437        0.0%
    Zensho Holdings Co., Ltd.                                  1,300      16,529        0.0%
    Zeon Corp.                                                 4,000      28,421        0.0%
                                                                     -----------       ----
TOTAL JAPAN                                                           21,353,746       22.0%
                                                                     -----------       ----
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                     2,548      87,444        0.1%
    Accell Group                                                 844      17,887        0.0%
    Aegon NV                                                  14,188      81,572        0.1%
    Akzo Nobel NV                                              2,409     171,151        0.2%
    AMG Advanced Metallurgical Group NV                        1,751      19,088        0.0%
    APERAM SA                                                  1,479      58,224        0.1%
#   Arcadis NV                                                 1,720      29,482        0.0%
    ArcelorMittal                                             14,451      81,359        0.1%
    ASM International NV                                       1,317      53,797        0.1%
    ASML Holding NV(B929F46)                                     870      84,100        0.1%
    ASML Holding NV(B908F01)                                     154      14,876        0.0%
    BE Semiconductor Industries NV                               935      28,165        0.0%
    BinckBank NV                                               1,231       7,254        0.0%
    Boskalis Westminster                                       2,285      95,292        0.1%
    Brunel International NV                                      272       6,131        0.0%
    Corbion NV                                                   916      23,397        0.0%
#   Delta Lloyd NV                                            11,696      59,666        0.1%
*   Fugro NV                                                   1,470      29,941        0.0%
    Gemalto NV                                                   679      44,136        0.1%
    ING Groep NV                                               7,270      89,082        0.1%
    ING Groep NV Sponsored ADR                                 7,911      97,068        0.1%
    KAS Bank NV                                                   70         728        0.0%
    Kendrion NV                                                  337       8,248        0.0%
    Koninklijke Ahold NV                                       5,695     124,008        0.1%
    Koninklijke BAM Groep NV                                   8,796      42,339        0.1%
#   Koninklijke KPN NV                                        49,734     195,437        0.2%
    Koninklijke Vopak NV                                       1,111      60,404        0.1%
    NN Group NV                                                1,091      37,871        0.0%
*   PostNL NV                                                  9,281      40,626        0.0%
    Randstad Holding NV                                        2,485     133,535        0.1%
    RELX NV                                                    3,695      62,052        0.1%
    RELX NV Sponsored ADR                                      2,928      49,196        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
NETHERLANDS -- (Continued)
#   SBM Offshore NV                                            4,189 $   56,109        0.1%
    Sligro Food Group NV                                         627     24,997        0.0%
#*  SNS Reaal NV                                               3,557         --        0.0%
    Telegraaf Media Groep NV                                     853      3,605        0.0%
#   TKH Group NV                                                 877     34,673        0.0%
*   TNT Express NV                                             6,592     59,841        0.1%
*   TomTom NV                                                  3,459     31,514        0.0%
    Unilever NV(B12T3J1)                                       2,259     98,401        0.1%
    Unilever NV(904784709)                                     2,329    102,523        0.1%
    USG People NV                                                877     17,507        0.0%
    Wessanen                                                   3,571     36,857        0.0%
    Wolters Kluwer NV                                          5,213    198,577        0.2%
                                                                     ----------        ---
TOTAL NETHERLANDS                                                     2,598,160        2.7%
                                                                     ----------        ---
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd.                                     11,327     19,435        0.0%
    Auckland International Airport, Ltd.                      16,707     71,667        0.1%
    Chorus, Ltd.                                              10,565     29,481        0.1%
    Contact Energy, Ltd.                                       7,971     28,282        0.0%
    Fletcher Building, Ltd.(6341606)                           4,961     28,839        0.1%
    Fletcher Building, Ltd.(6341617)                             913      5,270        0.0%
    Infratil, Ltd.                                            10,572     23,901        0.0%
    Kathmandu Holdings, Ltd.                                   4,918      5,453        0.0%
    Mainfreight, Ltd.                                          1,051     12,022        0.0%
    Meridian Energy, Ltd.                                        756      1,396        0.0%
#   Mighty River Power, Ltd.                                   5,353     11,295        0.0%
*   New Zealand Oil & Gas, Ltd.                                  583        197        0.0%
    New Zealand Refining Co., Ltd. (The)                       4,103      8,559        0.0%
    Nuplex Industries, Ltd.                                    4,883     17,941        0.0%
#   Port of Tauranga, Ltd.                                     1,104     14,423        0.0%
    SKY Network Television, Ltd.                               3,260     12,101        0.0%
    Spark New Zealand, Ltd.                                   18,634     48,183        0.1%
    Trade Me Group, Ltd.                                       2,088      6,640        0.0%
#   TrustPower, Ltd.                                           2,795     15,118        0.0%
*   Xero, Ltd.                                                     3         34        0.0%
                                                                     ----------        ---
TOTAL NEW ZEALAND                                                       360,237        0.4%
                                                                     ----------        ---
NORWAY -- (0.9%)
#*  Akastor ASA                                                4,822      6,696        0.0%
#   Aker ASA Class A                                           1,379     28,427        0.0%
*   Aker Solutions ASA                                           784      2,997        0.0%
    Atea ASA                                                   2,400     22,517        0.0%
    Austevoll Seafood ASA                                      2,794     23,506        0.0%
    Bakkafrost P/F                                               877     31,023        0.1%
    Bonheur ASA                                                  128        921        0.0%
    BW Offshore, Ltd.                                          7,600      1,656        0.0%
#*  Det Norske Oljeselskap ASA                                   799      7,109        0.0%
#   DNB ASA                                                    5,149     65,889        0.1%
#*  DNO ASA                                                    3,689      4,238        0.0%
    Ekornes ASA                                                  300      3,502        0.0%
*   Fred Olsen Energy ASA                                        566      2,439        0.0%
    Frontline, Ltd.                                              727      6,027        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
NORWAY -- (Continued)
    Gjensidige Forsikring ASA                                     752 $ 12,875        0.0%
    Hoegh LNG Holdings Ltd                                        100    1,167        0.0%
*   Kongsberg Automotive ASA                                   28,148   22,810        0.0%
#   Kongsberg Gruppen ASA                                         640   10,730        0.0%
    Kvaerner ASA                                                6,566    6,511        0.0%
    Leroy Seafood Group ASA                                       851   41,533        0.1%
    Marine Harvest ASA                                          3,748   58,417        0.1%
#*  Nordic Semiconductor ASA                                    3,571   20,771        0.0%
#   Norsk Hydro ASA                                            14,217   61,858        0.1%
*   Norske Skogindustrier ASA                                   7,052    1,951        0.0%
#*  Norwegian Air Shuttle ASA                                     201    9,260        0.0%
#   Orkla ASA                                                   3,344   29,193        0.1%
#   Petroleum Geo-Services ASA                                  5,433   19,158        0.0%
#   Prosafe SE                                                  3,000    1,807        0.0%
#*  REC Silicon ASA                                            60,049   13,150        0.0%
    Salmar ASA                                                    616   15,306        0.0%
    Schibsted ASA Class A                                         342    9,967        0.0%
*   Schibsted ASA Class B                                         342    9,731        0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                       818    3,923        0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                     1,658    7,925        0.0%
*   Sevan Marine ASA                                              744    1,818        0.0%
    SpareBank 1 SR-Bank ASA                                     3,295   16,052        0.0%
    Statoil ASA                                                 6,496  114,338        0.1%
    Statoil ASA Sponsored ADR                                   3,231   56,833        0.1%
    Stolt-Nielsen, Ltd.                                           218    2,883        0.0%
*   Storebrand ASA                                              9,866   41,785        0.1%
#*  Subsea 7 SA                                                 2,180   20,002        0.0%
    Telenor ASA                                                 2,230   38,370        0.1%
    TGS Nopec Geophysical Co. ASA                               1,477   24,642        0.0%
    Tomra Systems ASA                                           2,200   25,556        0.0%
    Veidekke ASA                                                1,440   19,757        0.0%
    Wilh Wilhelmsen ASA                                         2,050   10,932        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           350    6,560        0.0%
    Yara International ASA                                        602   24,079        0.0%
                                                                      --------        ---
TOTAL NORWAY                                                           968,597        1.0%
                                                                      --------        ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                               4,909   19,124        0.0%
*   Banco BPI SA                                                5,001    6,267        0.0%
#*  Banco Comercial Portugues SA Class R                      790,331   35,113        0.0%
*   Banco Espirito Santo SA                                    30,233       --        0.0%
    EDP - Energias de Portugal SA                               9,374   33,325        0.0%
    EDP Renovaveis SA                                           4,715   36,755        0.1%
    Galp Energia SGPS SA                                        4,613   63,380        0.1%
    Jeronimo Martins SGPS SA                                    2,262   37,034        0.1%
#   Mota-Engil SGPS SA                                          2,737    5,667        0.0%
    Navigator Co SA (The)                                       6,401   22,841        0.0%
    NOS SGPS SA                                                 3,274   23,477        0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                   3,580   10,737        0.0%
    Sonae SGPS SA                                              13,955   15,497        0.0%
                                                                      --------        ---
TOTAL PORTUGAL                                                         309,217        0.3%
                                                                      --------        ---

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE++  ASSETS**
                                                              ------- ------- ----------
SINGAPORE -- (1.1%)
*   Boustead Projects, Ltd.                                     4,800 $ 2,293        0.0%
    Boustead Singapore, Ltd.                                   16,000   9,264        0.0%
*   Broadway Industrial Group, Ltd.                             3,400     382        0.0%
    Bukit Sembawang Estates, Ltd.                               2,000   6,608        0.0%
    CapitaLand, Ltd.                                           22,000  50,675        0.1%
    City Developments, Ltd.                                     3,000  18,556        0.0%
    ComfortDelGro Corp., Ltd.                                   6,000  12,860        0.0%
#*  Cosco Corp. Singapore, Ltd.                                14,000   3,519        0.0%
    CSE Global, Ltd.                                           19,000   6,054        0.0%
#   CWT, Ltd.                                                   9,000  13,840        0.0%
    DBS Group Holdings, Ltd.                                    5,104  57,732        0.1%
#*  Ezion Holdings, Ltd.                                       24,480   9,956        0.0%
*   Ezra Holdings, Ltd.                                       104,356   7,858        0.0%
    Far East Orchard, Ltd.                                      8,000   9,830        0.0%
    First Resources, Ltd.                                      12,000  16,960        0.0%
    GL, Ltd.                                                   19,000  12,910        0.0%
    Global Logistic Properties, Ltd.                           10,000  14,180        0.0%
    Golden Agri-Resources, Ltd.                                29,000   8,603        0.0%
    GuocoLand, Ltd.                                            12,000  16,512        0.0%
    Hongkong Land Holdings, Ltd.                                3,000  19,004        0.0%
    Hutchison Port Holdings Trust                              50,000  22,196        0.0%
    Hyflux, Ltd.                                               14,000   6,432        0.0%
    Indofood Agri Resources, Ltd.                               6,000   2,382        0.0%
    Keppel Corp., Ltd.                                          6,300  25,176        0.1%
    Keppel Infrastructure Trust                                18,264   6,654        0.0%
    Keppel Telecommunications & Transportation, Ltd.            6,000   6,041        0.0%
    M1, Ltd.                                                    7,000  12,838        0.0%
    Midas Holdings, Ltd.                                       30,000   6,347        0.0%
*   Neptune Orient Lines, Ltd.                                 19,250  18,369        0.0%
#*  Noble Group, Ltd.                                          70,000  23,731        0.0%
    OUE, Ltd.                                                   5,000   6,203        0.0%
    Oversea-Chinese Banking Corp., Ltd.                        12,027  78,128        0.1%
#   Petra Foods, Ltd.                                           3,000   5,504        0.0%
    Raffles Education Corp., Ltd.                               6,127   1,000        0.0%
    SATS, Ltd.                                                  6,278  19,118        0.0%
    SembCorp Industries, Ltd.                                   9,000  19,238        0.0%
    SembCorp Marine, Ltd.                                       4,400   5,436        0.0%
    Sinarmas Land, Ltd.                                        33,000  11,503        0.0%
    Singapore Airlines, Ltd.                                    5,200  44,390        0.1%
    Singapore Exchange, Ltd.                                    6,000  33,489        0.1%
    Singapore Post, Ltd.                                       14,000  16,307        0.0%
    Singapore Press Holdings, Ltd.                              6,000  18,061        0.0%
    Singapore Technologies Engineering, Ltd.                    9,000  21,483        0.0%
    Singapore Telecommunications, Ltd.                         22,000  62,929        0.1%
#*  Sino Grandness Food Industry Group, Ltd.                   46,000  20,916        0.0%
    SMRT Corp., Ltd.                                           15,000  17,033        0.0%
    Stamford Land Corp., Ltd.                                   9,000   3,479        0.0%
*   Swiber Holdings, Ltd.                                       2,249     317        0.0%
    Tat Hong Holdings, Ltd.                                    10,000   4,452        0.0%
    United Engineers, Ltd.                                     12,000  20,819        0.0%
    United Industrial Corp., Ltd.                              15,000  32,298        0.1%
    United Overseas Bank, Ltd.                                  6,275  86,473        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd.                               12,000 $   12,313        0.0%
    UOL Group, Ltd.                                            9,289     42,300        0.1%
#*  Vard Holdings, Ltd.                                       41,000      5,524        0.0%
    Venture Corp., Ltd.                                        7,000     43,530        0.1%
    Wilmar International, Ltd.                                 3,000      8,241        0.0%
    Wing Tai Holdings, Ltd.                                   10,000     13,920        0.0%
    Yeo Hiap Seng, Ltd.                                        1,767      1,702        0.0%
*   Yongnam Holdings, Ltd.                                    20,750      5,383        0.0%
                                                                     ----------        ---
TOTAL SINGAPORE                                                       1,089,251        1.1%
                                                                     ----------        ---
SPAIN -- (2.5%)
    Abertis Infraestructuras SA                                1,279     21,593        0.0%
    Acciona SA                                                   648     52,003        0.1%
    Acerinox SA                                                3,626     42,962        0.1%
    ACS Actividades de Construccion y Servicios SA             1,271     42,151        0.1%
    Amadeus IT Holding SA Class A                              2,255    102,829        0.1%
    Atresmedia Corp de Medios de Comunicacion SA               1,085     14,170        0.0%
    Banco Bilbao Vizcaya Argentaria SA                         4,305     29,581        0.0%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR          11,647     80,247        0.1%
    Banco de Sabadell SA(B1X8QN2)                             62,274    119,323        0.1%
    Banco de Sabadell SA(BYXHFS8)                              1,809      3,457        0.0%
    Banco Popular Espanol SA                                  10,830     29,529        0.0%
    Banco Santander SA                                        34,041    172,873        0.2%
    Banco Santander SA Sponsored ADR                          39,980    201,101        0.2%
    Bankia SA                                                  8,460      7,892        0.0%
    Bankinter SA                                              11,695     89,265        0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                       1,498     50,791        0.1%
    CaixaBank SA                                              12,519     37,792        0.1%
*   Cementos Portland Valderrivas SA                             228      1,591        0.0%
    Cie Automotive SA                                            590     10,676        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                 52     16,893        0.0%
    Distribuidora Internacional de Alimentacion SA             8,452     47,030        0.1%
    Duro Felguera SA                                           2,644      4,770        0.0%
    Ebro Foods SA                                                994     22,554        0.0%
    Elecnor SA                                                   157      1,419        0.0%
    Enagas SA                                                  2,634     80,416        0.1%
    Ence Energia y Celulosa SA                                 3,405      9,852        0.0%
    Endesa SA                                                  1,354     28,488        0.0%
    Ferrovial SA                                               1,535     33,118        0.0%
*   Fomento de Construcciones y Contratas SA                   3,959     34,463        0.0%
    Gamesa Corp. Tecnologica SA                                6,353    125,459        0.1%
    Gas Natural SDG SA                                         3,433     71,588        0.1%
    Grupo Catalana Occidente SA                                  923     29,281        0.0%
    Iberdrola SA                                              44,340    315,645        0.3%
*   Indra Sistemas SA                                          2,869     33,692        0.0%
    Industria de Diseno Textil SA                              1,192     38,365        0.1%
    Mapfre SA                                                 19,733     50,198        0.1%
    Mediaset Espana Comunicacion SA                            4,163     54,206        0.1%
    Melia Hotels International SA                                953     12,025        0.0%
    Miquel y Costas & Miquel SA                                  174      7,050        0.0%
*   NH Hotel Group SA                                          2,275     10,981        0.0%
    Obrascon Huarte Lain SA                                    2,259     16,054        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SPAIN -- (Continued)
    Papeles y Cartones de Europa SA                            1,543 $    9,574        0.0%
*   Pescanova SA                                                 468         --        0.0%
*   Promotora de Informaciones SA Class A                        966      6,851        0.0%
*   Realia Business SA                                        15,894     20,129        0.0%
    Red Electrica Corp. SA                                       667     59,653        0.1%
    Repsol SA                                                  2,361     31,110        0.0%
    Repsol SA Sponsored ADR                                    1,876     24,838        0.0%
    Sacyr SA                                                   7,399     15,803        0.0%
    Tecnicas Reunidas SA                                         630     21,236        0.0%
    Telefonica SA                                              6,336     69,310        0.1%
    Telefonica SA Sponsored ADR                                6,192     67,555        0.1%
    Tubacex SA                                                 1,844      4,814        0.0%
    Tubos Reunidos SA                                          4,346      3,535        0.0%
    Vidrala SA                                                   390     23,211        0.0%
    Viscofan SA                                                  735     41,291        0.1%
    Zardoya Otis SA                                            2,937     31,204        0.0%
                                                                     ----------        ---
TOTAL SPAIN                                                           2,583,487        2.7%
                                                                     ----------        ---
SWEDEN -- (3.1%)
    AAK AB                                                       887     67,084        0.1%
    AF AB Class B                                              1,570     26,929        0.0%
    Alfa Laval AB                                              2,007     31,667        0.0%
#   Assa Abloy AB Class B                                      3,063     64,361        0.1%
    Atlas Copco AB Class A                                     1,384     35,856        0.0%
    Atlas Copco AB Class B                                       777     18,668        0.0%
    Avanza Bank Holding AB                                       446     17,538        0.0%
#   Axfood AB                                                  1,400     25,958        0.0%
    B&B Tools AB Class B                                         600     12,074        0.0%
    Beijer Alma AB                                               381      8,996        0.0%
    Bilia AB Class A                                           1,558     37,315        0.1%
    BillerudKorsnas AB                                         4,342     67,524        0.1%
    Boliden AB                                                 5,232     91,509        0.1%
    Byggmax Group AB                                           1,675     13,572        0.0%
    Castellum AB                                               2,708     43,378        0.1%
    Clas Ohlson AB Class B                                       566     11,428        0.0%
    Cloetta AB Class B                                         2,007      6,755        0.0%
    Concentric AB                                              1,052     11,924        0.0%
    Duni AB                                                    1,648     23,998        0.0%
    Electrolux AB Series B                                     1,570     45,624        0.1%
#*  Eniro AB                                                   9,906        882        0.0%
    Fabege AB                                                  1,782     29,758        0.0%
*   Fastighets AB Balder                                         476     12,141        0.0%
#*  Fingerprint Cards AB Class B                                 197     11,814        0.0%
    Haldex AB                                                  2,000     16,954        0.0%
    Hennes & Mauritz AB Class B                                2,149     76,527        0.1%
    Hexagon AB Class B                                         1,041     41,582        0.1%
    Hexpol AB                                                  4,840     50,091        0.1%
    HIQ International AB                                       1,637     10,256        0.0%
    Holmen AB Class B                                            995     34,310        0.0%
    Husqvarna AB Class A                                         841      6,704        0.0%
    Husqvarna AB Class B                                      10,700     85,399        0.1%
#   ICA Gruppen AB                                               746     24,528        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWEDEN -- (Continued)
#   Indutrade AB                                               1,000 $   56,110        0.1%
    Intrum Justitia AB                                         1,646     59,168        0.1%
    JM AB                                                      1,200     34,713        0.0%
    KappAhl AB                                                 3,182     13,221        0.0%
    Klovern AB Class B                                         9,144     10,746        0.0%
    Kungsleden AB                                              1,106      7,613        0.0%
    Lindab International AB                                    1,863     14,843        0.0%
    Loomis AB Class B                                          1,303     36,194        0.0%
*   Lundin Petroleum AB                                        1,699     31,876        0.0%
#   Mekonomen AB                                                 827     21,038        0.0%
    Millicom International Cellular SA                           425     24,607        0.0%
    Modern Times Group MTG AB Class B                            763     22,908        0.0%
    NCC AB Class B                                             1,600     54,736        0.1%
    NetEnt AB                                                    251     15,806        0.0%
    New Wave Group AB Class B                                  1,962      9,047        0.0%
    Nibe Industrier AB Class B                                 1,924     66,900        0.1%
    Nobia AB                                                   4,200     47,963        0.1%
    Nordea Bank AB                                            10,653    103,549        0.1%
    Nordnet AB Class B                                         1,809      6,228        0.0%
    Peab AB                                                    4,058     33,912        0.0%
    Ratos AB Class B                                           5,146     30,131        0.0%
    Rezidor Hotel Group AB                                     1,026      4,351        0.0%
    Saab AB Class B                                            1,477     50,591        0.1%
#   Sandvik AB                                                 8,049     82,696        0.1%
#*  SAS AB                                                     7,197     20,622        0.0%
    Securitas AB Class B                                       6,521    103,112        0.1%
    Skandinaviska Enskilda Banken AB Class A                   6,558     62,699        0.1%
    Skanska AB Class B                                         1,842     40,599        0.1%
#   SKF AB Class A                                               582     10,684        0.0%
    SKF AB Class B                                             2,766     50,971        0.1%
    SkiStar AB                                                   883     12,247        0.0%
#*  SSAB AB Class A(B17H0S8)                                   6,154     25,929        0.0%
#*  SSAB AB Class A(BPRBWK4)                                     604      2,566        0.0%
*   SSAB AB Class B(B17H3F6)                                   4,334     15,044        0.0%
*   SSAB AB Class B(BPRBWM6)                                   1,541      5,369        0.0%
    Svenska Cellulosa AB SCA Class A                             306      9,684        0.0%
    Svenska Cellulosa AB SCA Class B                           5,470    172,587        0.2%
    Svenska Handelsbanken AB Class A                           5,259     70,156        0.1%
    Sweco AB Class B                                             316      4,896        0.0%
    Swedbank AB Class A                                        3,804     82,124        0.1%
    Tele2 AB Class B                                           7,729     73,848        0.1%
    Telefonaktiebolaget LM Ericsson Class A                      436      3,597        0.0%
    Telefonaktiebolaget LM Ericsson Class B                    7,036     57,009        0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              6,821     55,182        0.1%
    Telia Co AB                                               21,953    104,992        0.1%
    Trelleborg AB Class B                                      5,898    107,709        0.1%
    Volvo AB Class A                                           1,258     14,776        0.0%
    Volvo AB Class B                                           8,211     96,288        0.1%
    Wallenstam AB Class B                                      3,952     33,242        0.0%
#   Wihlborgs Fastigheter AB                                   1,441     29,278        0.0%
                                                                     ----------        ---
TOTAL SWEDEN                                                          3,167,261        3.3%
                                                                     ----------        ---

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SWITZERLAND -- (5.9%)
    ABB, Ltd.                                                 13,615 $288,233        0.3%
    ABB, Ltd. Sponsored ADR                                    4,791  101,138        0.1%
    Adecco SA                                                  1,762  113,743        0.1%
*   AFG Arbonia-Forster Holding AG                             1,332   18,552        0.0%
    Allreal Holding AG                                           273   38,057        0.0%
#   Alpiq Holding AG                                              27    1,805        0.0%
    ams AG                                                     2,015   53,391        0.1%
    Aryzta AG                                                  1,486   57,800        0.1%
    Ascom Holding AG                                           1,349   22,106        0.0%
    Autoneum Holding AG                                          124   29,615        0.0%
    Baloise Holding AG                                         1,032  127,923        0.1%
    Bank Coop AG                                                  87    3,718        0.0%
    Banque Cantonale Vaudoise                                     75   51,785        0.1%
    Barry Callebaut AG                                            34   39,999        0.1%
    Belimo Holding AG                                              7   20,018        0.0%
    Bell AG                                                       20    7,918        0.0%
#   Berner Kantonalbank AG                                       107   21,935        0.0%
    BKW AG                                                       158    6,874        0.0%
    Bobst Group SA                                               277   15,134        0.0%
    Bossard Holding AG Class A                                    88    9,569        0.0%
    Bucher Industries AG                                         173   41,556        0.1%
    Burckhardt Compression Holding AG                             52   18,535        0.0%
    Burkhalter Holding AG                                        272   33,868        0.0%
    Cembra Money Bank AG                                         156   10,704        0.0%
    Chocoladefabriken Lindt & Spruengli AG                         1   73,207        0.1%
    Cie Financiere Richemont SA                                3,726  248,450        0.3%
    Clariant AG                                                7,890  149,488        0.2%
    Credit Suisse Group AG                                     7,126  108,447        0.1%
    Daetwyler Holding AG                                         119   17,703        0.0%
    DKSH Holding AG                                              628   41,101        0.1%
    dorma+kaba Holding AG Class B                                 37   24,027        0.0%
*   Dufry AG                                                     515   67,886        0.1%
    EFG International AG                                       1,159    7,245        0.0%
    Emmi AG                                                       98   58,749        0.1%
    EMS-Chemie Holding AG                                         77   38,105        0.1%
    Energiedienst Holding AG                                     604   14,293        0.0%
    Flughafen Zuerich AG                                          94   86,355        0.1%
    Forbo Holding AG                                              27   32,898        0.0%
    GAM Holding AG                                             4,085   53,370        0.1%
    Gategroup Holding AG                                         650   35,847        0.0%
    Geberit AG                                                   206   79,255        0.1%
    Georg Fischer AG                                              84   68,294        0.1%
    Givaudan SA                                                   54  106,589        0.1%
    Gurit Holding AG                                              16   10,130        0.0%
    Helvetia Holding AG                                          138   74,325        0.1%
    Huber & Suhner AG                                            335   16,434        0.0%
    Implenia AG                                                  444   29,643        0.0%
    Inficon Holding AG                                            39   12,886        0.0%
    Interroll Holding AG                                          14   12,435        0.0%
    Intershop Holding AG                                          34   15,955        0.0%
    Julius Baer Group, Ltd.                                    2,088   89,483        0.1%
    Kardex AG                                                    238   19,209        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Komax Holding AG                                             112 $   24,768        0.0%
    Kudelski SA                                                1,531     26,123        0.0%
    Kuehne + Nagel International AG                              283     40,841        0.1%
*   Kuoni Reisen Holding AG                                      105     40,389        0.1%
    LafargeHolcim, Ltd.(7110753)                               1,748     88,755        0.1%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                 126      6,350        0.0%
    LEM Holding SA                                                 9      8,071        0.0%
    Liechtensteinische Landesbank AG                              96      3,975        0.0%
    Logitech International SA                                  2,432     37,367        0.0%
    Luzerner Kantonalbank AG                                      70     30,053        0.0%
    Metall Zug AG                                                 10     30,675        0.0%
#*  Meyer Burger Technology AG                                 1,488      6,835        0.0%
    Mobimo Holding AG                                            153     35,057        0.0%
    Nestle SA                                                 13,561  1,012,188        1.1%
    OC Oerlikon Corp. AG                                       3,935     38,068        0.0%
*   Orascom Development Holding AG                               828      7,103        0.0%
#*  Orell Fuessli Holding AG                                      31      4,026        0.0%
    Orior AG                                                       3        192        0.0%
    Panalpina Welttransport Holding AG                           238     27,842        0.0%
    Partners Group Holding AG                                    205     84,550        0.1%
    PSP Swiss Property AG                                        323     31,151        0.0%
    Rieter Holding AG                                             89     18,449        0.0%
    Romande Energie Holding SA                                     7      7,765        0.0%
    Schaffner Holding AG                                          75     16,424        0.0%
    Schindler Holding AG                                         202     37,163        0.0%
*   Schmolz + Bickenbach AG                                    7,007      5,120        0.0%
    Schweiter Technologies AG                                     17     15,974        0.0%
    SGS SA                                                        29     63,942        0.1%
    Sika AG                                                       26    110,811        0.1%
    St Galler Kantonalbank AG Class A                             45     18,641        0.0%
#   Sulzer AG                                                    586     53,493        0.1%
#   Swatch Group AG (The)(7184725)                               293     99,966        0.1%
    Swatch Group AG (The)(7184736)                               611     40,880        0.1%
    Swiss Life Holding AG                                        562    142,139        0.2%
    Swiss Prime Site AG                                          330     28,930        0.0%
    Swiss Re AG                                                1,939    172,335        0.2%
    Swisscom AG                                                  156     79,276        0.1%
    Syngenta AG                                                  363    145,623        0.2%
    Syngenta AG ADR                                              700     56,399        0.1%
    Temenos Group AG                                           1,327     68,863        0.1%
    U-Blox AG                                                    187     37,187        0.0%
    UBS Group AG(BRJL176)                                      6,553    113,599        0.1%
*   UBS Group AG(H42097107)                                    8,192    141,476        0.2%
    Valiant Holding AG                                           314     34,843        0.0%
    Valora Holding AG                                             83     20,272        0.0%
    Vaudoise Assurances Holding SA                                16      8,352        0.0%
    Vetropack Holding AG                                           1      1,564        0.0%
*   Von Roll Holding AG                                        3,134      2,251        0.0%
    Vontobel Holding AG                                          667     28,924        0.0%
*   Zehnder Group AG                                             360     15,231        0.0%
    Zug Estates Holding AG Class B                                 2      3,315        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG                                  1,030 $  231,116        0.2%
                                                                     ----------        ---
TOTAL SWITZERLAND                                                     6,130,487        6.3%
                                                                     ----------        ---
UNITED KINGDOM -- (16.3%)
    3i Group P.L.C.                                            1,758     12,194        0.0%
    Aberdeen Asset Management P.L.C.                           9,166     40,100        0.0%
    Acacia Mining P.L.C.                                       3,666     18,818        0.0%
    Admiral Group P.L.C.                                       2,727     74,116        0.1%
    Afren P.L.C.                                              28,429          9        0.0%
    Aggreko P.L.C.                                             5,691     90,589        0.1%
    Amec Foster Wheeler P.L.C.                                 6,221     45,079        0.1%
    Anglo American P.L.C.                                      6,646     74,337        0.1%
    Anglo Pacific Group P.L.C.                                 3,296      3,639        0.0%
    Antofagasta P.L.C.                                         6,377     45,164        0.1%
    ARM Holdings P.L.C. Sponsored ADR                          1,380     56,842        0.1%
    Ashmore Group P.L.C.                                      10,342     46,478        0.1%
    Ashtead Group P.L.C.                                      11,656    155,018        0.2%
    Associated British Foods P.L.C.                              848     38,042        0.0%
    AVEVA Group P.L.C.                                           701     16,508        0.0%
    Aviva P.L.C.                                              45,969    291,237        0.3%
    Babcock International Group P.L.C.                         6,734     93,448        0.1%
    BAE Systems P.L.C.                                        23,603    164,670        0.2%
*   Balfour Beatty P.L.C.                                     11,524     40,267        0.0%
    Barclays P.L.C. Sponsored ADR                             15,615    156,931        0.2%
    Barratt Developments P.L.C.                               18,794    146,356        0.2%
    BBA Aviation P.L.C.                                       15,420     45,152        0.1%
    Beazley P.L.C.                                            16,162     77,033        0.1%
    Bellway P.L.C.                                             2,547     91,201        0.1%
    Berendsen P.L.C.                                           5,958    102,940        0.1%
    Berkeley Group Holdings P.L.C.                             2,385    104,512        0.1%
    BGEO Group P.L.C.                                            560     18,765        0.0%
    BHP Billiton P.L.C.                                        1,689     23,079        0.0%
    BHP Billiton P.L.C. ADR                                    4,664    128,586        0.1%
    Bodycote P.L.C.                                            4,401     38,419        0.0%
    Booker Group P.L.C.                                       14,954     35,461        0.0%
    Bovis Homes Group P.L.C.                                   3,407     43,482        0.1%
    BP P.L.C.                                                  1,706      9,399        0.0%
    BP P.L.C. Sponsored ADR                                   19,227    645,637        0.7%
    Brewin Dolphin Holdings P.L.C.                             8,248     33,059        0.0%
    British Polythene Industries P.L.C.                          199      2,037        0.0%
    Britvic P.L.C.                                             5,064     52,171        0.1%
    BT Group P.L.C.                                            3,630     23,530        0.0%
    BT Group P.L.C. Sponsored ADR                              2,710     88,888        0.1%
    Bunzl P.L.C.                                               1,565     46,712        0.1%
    Burberry Group P.L.C.                                      2,384     41,509        0.1%
    Cable & Wireless Communications P.L.C.                    77,419     83,470        0.1%
    Cape P.L.C.                                                2,763      9,293        0.0%
    Capita P.L.C.                                              3,947     57,831        0.1%
    Capital & Counties Properties P.L.C.                       3,114     16,112        0.0%
#   Carillion P.L.C.                                          11,571     49,803        0.1%
    Carnival P.L.C. ADR                                          739     37,356        0.0%
    Centamin P.L.C.                                           14,671     25,944        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
UNITED KINGDOM -- (Continued)
    Centrica P.L.C.                                           41,041 $143,324        0.2%
    Chemring Group P.L.C.                                      6,635   13,865        0.0%
    Chesnara P.L.C.                                            3,877   17,291        0.0%
    Cineworld Group P.L.C.                                     6,417   48,592        0.1%
    Clarkson P.L.C.                                              149    5,204        0.0%
    Close Brothers Group P.L.C.                                2,370   42,031        0.1%
    Cobham P.L.C.                                             19,869   44,829        0.1%
    Coca-Cola HBC AG                                           3,546   72,686        0.1%
    Compass Group P.L.C.                                       4,151   73,920        0.1%
    Computacenter P.L.C.                                       2,604   31,765        0.0%
    Connect Group P.L.C.                                       3,718    8,414        0.0%
    Cranswick P.L.C.                                             855   27,992        0.0%
    Crest Nicholson Holdings P.L.C.                              930    7,097        0.0%
    Croda International P.L.C.                                 2,298  101,233        0.1%
*   CYBG P.L.C.                                                3,773   12,335        0.0%
    Daily Mail & General Trust P.L.C.                          4,069   41,574        0.1%
    Dairy Crest Group P.L.C.                                   3,431   28,330        0.0%
    Darty P.L.C.                                              14,446   35,532        0.0%
    DCC P.L.C.                                                 1,532  135,881        0.1%
    De La Rue P.L.C.                                           2,442   17,311        0.0%
    Debenhams P.L.C.                                          22,081   25,359        0.0%
    Devro P.L.C.                                               5,357   21,851        0.0%
*   Dialight P.L.C.                                              163    1,352        0.0%
    Dignity P.L.C.                                               639   22,829        0.0%
    Diploma P.L.C.                                             2,852   30,518        0.0%
    Direct Line Insurance Group P.L.C.                        15,112   80,058        0.1%
    Dixons Carphone P.L.C.                                    13,393   83,371        0.1%
    Domino's Pizza Group P.L.C.                                1,949   26,204        0.0%
    Drax Group P.L.C.                                          6,750   31,568        0.0%
    DS Smith P.L.C.                                           23,943  133,537        0.1%
    Dunelm Group P.L.C.                                          996   12,861        0.0%
    E2V Technologies P.L.C.                                    3,334   10,372        0.0%
    easyJet P.L.C.                                             2,947   63,519        0.1%
    Electrocomponents P.L.C.                                   6,138   23,174        0.0%
    Elementis P.L.C.                                          10,690   33,734        0.0%
#*  EnQuest P.L.C.                                            22,302   13,116        0.0%
*   Enterprise Inns P.L.C.                                    21,041   26,688        0.0%
    Essentra P.L.C.                                            6,005   71,416        0.1%
    Euromoney Institutional Investor P.L.C.                      183    2,575        0.0%
*   Evraz P.L.C.                                              10,158   21,091        0.0%
    Experian P.L.C.                                            6,398  117,242        0.1%
    Fenner P.L.C.                                              7,156   15,059        0.0%
    Fidessa Group P.L.C.                                         721   25,136        0.0%
*   Findel P.L.C.                                                841    2,090        0.0%
*   Firstgroup P.L.C.                                         31,411   45,911        0.1%
    Fresnillo P.L.C.                                           1,776   28,950        0.0%
    G4S P.L.C.                                                34,716   95,730        0.1%
    Galliford Try P.L.C.                                       1,931   36,098        0.0%
    Gem Diamonds, Ltd.                                         2,700    5,356        0.0%
    GKN P.L.C.                                                29,585  120,734        0.1%
    Glencore P.L.C.                                           31,754   75,889        0.1%
    Go-Ahead Group P.L.C.                                        487   18,239        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
UNITED KINGDOM -- (Continued)
    Grafton Group P.L.C.                                       4,956 $ 50,113        0.1%
    Greencore Group P.L.C.                                    15,232   80,382        0.1%
    Greene King P.L.C.                                         3,513   42,045        0.1%
    Greggs P.L.C.                                              3,028   45,801        0.1%
    Halfords Group P.L.C.                                      7,465   46,066        0.1%
    Hargreaves Lansdown P.L.C.                                 2,141   40,310        0.1%
    Hays P.L.C.                                               23,736   44,533        0.1%
    Helical Bar P.L.C.                                         3,459   19,412        0.0%
    Henderson Group P.L.C.                                    19,149   71,687        0.1%
    Hill & Smith Holdings P.L.C.                               3,928   53,594        0.1%
    Hilton Food Group P.L.C.                                   1,352   11,131        0.0%
    Hiscox, Ltd.                                               6,335   83,502        0.1%
    Home Retail Group P.L.C.                                  24,821   61,955        0.1%
    HomeServe P.L.C.                                           6,343   38,440        0.0%
    Howden Joinery Group P.L.C.                               13,731   99,325        0.1%
    HSBC Holdings P.L.C. Sponsored ADR                        14,529  484,252        0.5%
    Hunting P.L.C.                                             2,655   14,270        0.0%
    Huntsworth P.L.C.                                          9,410    5,905        0.0%
    ICAP P.L.C.                                               12,772   87,561        0.1%
    IG Group Holdings P.L.C.                                   9,898  111,987        0.1%
*   Imagination Technologies Group P.L.C.                      4,772   10,870        0.0%
    IMI P.L.C.                                                 3,323   45,480        0.1%
    Inchcape P.L.C.                                            9,922   98,416        0.1%
    Informa P.L.C.                                            16,163  154,848        0.2%
    Inmarsat P.L.C.                                            5,644   76,793        0.1%
    InterContinental Hotels Group P.L.C. ADR                     878   35,249        0.0%
    International Consolidated Airlines Group SA              10,127   77,859        0.1%
    Interserve P.L.C.                                          2,216   13,847        0.0%
    Intertek Group P.L.C.                                      1,135   54,146        0.1%
    Investec P.L.C.                                           12,086   92,555        0.1%
    ITE Group P.L.C.                                             779    1,765        0.0%
    ITV P.L.C.                                                22,994   75,794        0.1%
    J D Wetherspoon P.L.C.                                     1,890   18,316        0.0%
    J Sainsbury P.L.C.                                        17,515   74,103        0.1%
    James Fisher & Sons P.L.C.                                 1,237   25,569        0.0%
    Jardine Lloyd Thompson Group P.L.C.                        1,972   24,970        0.0%
    JD Sports Fashion P.L.C.                                   1,956   35,741        0.0%
    John Menzies P.L.C.                                          329    2,393        0.0%
    John Wood Group P.L.C.                                     7,193   65,802        0.1%
    Johnson Matthey P.L.C.                                     2,471  104,437        0.1%
*   Johnston Press P.L.C.                                        194      117        0.0%
    Jupiter Fund Management P.L.C.                             8,640   53,264        0.1%
*   KAZ Minerals P.L.C.                                        3,030    7,596        0.0%
    KCOM Group P.L.C.                                          8,494   12,842        0.0%
    Keller Group P.L.C.                                        1,520   19,619        0.0%
    Kier Group P.L.C.                                          1,746   30,400        0.0%
    Kingfisher P.L.C.                                         11,855   63,160        0.1%
    Laird P.L.C.                                               6,889   35,070        0.0%
*   Lamprell P.L.C.                                            3,344    4,242        0.0%
    Lancashire Holdings, Ltd.                                  2,958   23,776        0.0%
    Legal & General Group P.L.C.                              30,411   99,380        0.1%
*   Liberty Global P.L.C. Class A                                331   12,502        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. Series C                                817 $ 29,920        0.0%
*   Liberty Global P.L.C. LiLAC Class A                            17      622        0.0%
*   Liberty Global P.L.C. LiLAC Class C                            41    1,660        0.0%
    Lloyds Banking Group P.L.C.                               224,117  219,973        0.2%
#   Lloyds Banking Group P.L.C. ADR                            66,432  265,064        0.3%
    London Stock Exchange Group P.L.C.                          3,268  129,825        0.1%
    Lookers P.L.C.                                              4,741    9,662        0.0%
    Low & Bonar P.L.C.                                          7,100    6,429        0.0%
    Man Group P.L.C.                                           41,451   89,658        0.1%
    Marks & Spencer Group P.L.C.                               10,233   63,476        0.1%
    Marshalls P.L.C.                                            2,962   13,895        0.0%
    McBride P.L.C.                                              5,164   11,721        0.0%
    Mears Group P.L.C.                                          3,694   21,481        0.0%
    Meggitt P.L.C.                                             17,800  107,020        0.1%
    Melrose Industries P.L.C.                                   3,086   16,860        0.0%
    Michael Page International P.L.C.                           4,900   29,166        0.0%
    Micro Focus International P.L.C.                            2,013   45,025        0.1%
    Millennium & Copthorne Hotels P.L.C.                        4,587   30,879        0.0%
    Mitchells & Butlers P.L.C.                                  4,465   17,534        0.0%
    Mitie Group P.L.C.                                         12,872   51,119        0.1%
    Mondi P.L.C.                                                6,454  123,623        0.1%
    Moneysupermarket.com Group P.L.C.                           4,756   21,847        0.0%
    Morgan Advanced Materials P.L.C.                            9,000   31,072        0.0%
    Morgan Sindall Group P.L.C.                                   778    9,130        0.0%
    N Brown Group P.L.C.                                        2,652   10,396        0.0%
    National Express Group P.L.C.                              13,863   65,835        0.1%
    National Grid P.L.C. Sponsored ADR                          1,384   99,662        0.1%
    NCC Group P.L.C.                                            2,085    7,960        0.0%
    Next P.L.C.                                                   908   67,579        0.1%
    Northgate P.L.C.                                            3,835   22,633        0.0%
    Novae Group P.L.C.                                          2,345   27,457        0.0%
    Old Mutual P.L.C.                                          25,796   70,132        0.1%
*   Ophir Energy P.L.C.                                        10,657   11,779        0.0%
    PayPoint P.L.C.                                               593    7,307        0.0%
    Pearson P.L.C. Sponsored ADR                                4,891   57,420        0.1%
    Pendragon P.L.C.                                           30,527   15,179        0.0%
    Pennon Group P.L.C.                                         6,078   72,230        0.1%
    Persimmon P.L.C.                                            6,375  185,424        0.2%
    Petra Diamonds, Ltd.                                        4,104    7,091        0.0%
    Petrofac, Ltd.                                              5,259   65,156        0.1%
*   Petropavlovsk P.L.C.                                        3,187      387        0.0%
    Phoenix Group Holdings                                      4,723   59,428        0.1%
    Photo-Me International P.L.C.                               3,031    7,387        0.0%
    Playtech P.L.C.                                             2,427   28,581        0.0%
    Premier Farnell P.L.C.                                      3,194    5,668        0.0%
*   Premier Foods P.L.C.                                       28,858   16,481        0.0%
*   Premier Oil P.L.C.                                         13,691   14,814        0.0%
    Prudential P.L.C. ADR                                       2,454   96,908        0.1%
*   Punch Taverns P.L.C.                                          614    1,014        0.0%
    PZ Cussons P.L.C.                                           2,944   13,875        0.0%
    QinetiQ Group P.L.C.                                       15,195   49,765        0.1%
    Randgold Resources, Ltd.                                      666   66,526        0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Redrow P.L.C.                                               6,636 $ 37,163        0.0%
    Regus P.L.C.                                               13,221   56,569        0.1%
    RELX P.L.C.                                                 1,825   32,332        0.0%
#   RELX P.L.C. Sponsored ADR                                   4,500   80,910        0.1%
    Renishaw P.L.C.                                               508   14,072        0.0%
    Rentokil Initial P.L.C.                                    30,662   79,015        0.1%
    Restaurant Group P.L.C. (The)                               4,010   16,136        0.0%
    Rexam P.L.C.                                               15,461  141,399        0.2%
    Ricardo P.L.C.                                                 61      724        0.0%
    Rightmove P.L.C.                                            1,847  104,384        0.1%
    Rio Tinto P.L.C.                                              948   31,802        0.0%
    Rio Tinto P.L.C. Sponsored ADR                              8,920  300,247        0.3%
    Rolls-Royce Holdings P.L.C.(BDH6KD4)                      983,634    1,437        0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                       13,854  135,911        0.1%
    Rotork P.L.C.                                              15,220   41,638        0.1%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR           4,802   32,510        0.0%
    Royal Dutch Shell P.L.C. Class A                            7,646  200,278        0.2%
    Royal Dutch Shell P.L.C. Class B                            1,427   37,467        0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A             7,989  422,549        0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B             5,982  319,140        0.3%
    Royal Mail P.L.C.                                           8,136   57,949        0.1%
    RPC Group P.L.C.                                            7,231   77,164        0.1%
    RPS Group P.L.C.                                            5,472   13,946        0.0%
    RSA Insurance Group P.L.C.                                 17,529  117,744        0.1%
    Sage Group P.L.C. (The)                                    17,436  151,029        0.2%
    Savills P.L.C.                                              3,502   37,984        0.0%
    Schroders P.L.C.(0239581)                                     320    9,146        0.0%
    Schroders P.L.C.(0240549)                                     817   30,076        0.0%
    SDL P.L.C.                                                  2,030   12,028        0.0%
    Senior P.L.C.                                               9,084   28,976        0.0%
    Severfield P.L.C.                                           5,353    4,083        0.0%
    Severn Trent P.L.C.                                         2,492   81,240        0.1%
    Shanks Group P.L.C.                                        13,706   16,067        0.0%
    SIG P.L.C.                                                 12,895   25,569        0.0%
    Sky P.L.C.                                                  2,707   37,210        0.0%
    Sky P.L.C. Sponsored ADR                                      650   35,685        0.0%
    Soco International P.L.C.                                   5,498   11,906        0.0%
    Spectris P.L.C.                                             3,001   80,065        0.1%
    Speedy Hire P.L.C.                                         20,261   10,891        0.0%
    Spirax-Sarco Engineering P.L.C.                             1,231   61,496        0.1%
    Spirent Communications P.L.C.                               5,973    6,852        0.0%
*   Sports Direct International P.L.C.                          1,936   10,922        0.0%
    SSE P.L.C.                                                  7,784  171,976        0.2%
    St. Ives P.L.C.                                               388      637        0.0%
    St. James's Place P.L.C.                                    7,870   99,899        0.1%
    St. Modwen Properties P.L.C.                                7,361   32,936        0.0%
    Stagecoach Group P.L.C.                                     7,817   29,434        0.0%
    Standard Chartered P.L.C.                                  10,091   81,562        0.1%
    Standard Life P.L.C.                                        9,745   46,535        0.1%
    SuperGroup P.L.C.                                             668   11,909        0.0%
    Synthomer P.L.C.                                            9,204   46,885        0.1%
    TalkTalk Telecom Group P.L.C.                              10,144   39,714        0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
UNITED KINGDOM -- (Continued)
    Tate & Lyle P.L.C.                                         9,536 $    82,100        0.1%
    Taylor Wimpey P.L.C.                                      62,476     168,533        0.2%
    Telecom Plus P.L.C.                                          520       7,083        0.0%
#*  Tesco P.L.C.                                              60,219     151,393        0.2%
*   Thomas Cook Group P.L.C.                                  25,906      33,496        0.0%
    Topps Tiles P.L.C.                                         4,341       8,625        0.0%
    Travis Perkins P.L.C.                                      4,039     109,275        0.1%
    Trinity Mirror P.L.C.                                      7,656      12,651        0.0%
    TT Electronics P.L.C.                                      3,593       8,143        0.0%
    TUI AG(5666292)                                            2,519      36,588        0.0%
    TUI AG(B11LJN4)                                            3,032      44,004        0.1%
    Tullett Prebon P.L.C.                                      4,980      24,689        0.0%
*   Tullow Oil P.L.C.                                          2,740      11,259        0.0%
    U & I Group P.L.C.                                         8,967      26,073        0.0%
    UBM P.L.C.                                                 7,909      65,895        0.1%
    Ultra Electronics Holdings P.L.C.                          1,481      38,244        0.0%
    Unilever P.L.C. Sponsored ADR                              3,231     144,943        0.2%
    UNITE Group P.L.C. (The)                                   6,382      59,015        0.1%
    United Utilities Group P.L.C.                              2,092      28,767        0.0%
#   Vedanta Resources P.L.C.                                   2,812      17,352        0.0%
    Vesuvius P.L.C.                                            6,354      29,957        0.0%
    Vodafone Group P.L.C.                                     38,905     125,346        0.1%
    Vodafone Group P.L.C. Sponsored ADR                        8,539     279,579        0.3%
    Weir Group P.L.C. (The)                                    3,917      68,805        0.1%
    WH Smith P.L.C.                                            2,310      56,590        0.1%
    Whitbread P.L.C.                                           1,256      71,192        0.1%
    Wireless Group P.L.C.                                      2,792       7,378        0.0%
    WM Morrison Supermarkets P.L.C.                           47,152     131,935        0.1%
    Wolseley P.L.C.                                            1,318      73,828        0.1%
    Wolseley P.L.C. ADR                                        2,684      15,232        0.0%
    WPP P.L.C. Sponsored ADR                                     717      83,997        0.1%
    WS Atkins P.L.C.                                           1,777      34,675        0.0%
*   Xchanging P.L.C.                                           9,112      25,179        0.0%
                                                                     -----------       ----
TOTAL UNITED KINGDOM                                                  16,863,002       17.4%
                                                                     -----------       ----
TOTAL COMMON STOCKS                                                   95,909,730       99.0%
                                                                     -----------       ----
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
    Bayerische Motoren Werke AG                                   44       3,503        0.0%
    Fuchs Petrolub SE                                            614      26,292        0.0%
    Henkel AG & Co. KGaA                                         199      22,729        0.0%
    Jungheinrich AG                                              191      18,020        0.0%
    Porsche Automobil Holding SE                                 668      37,317        0.1%
    Volkswagen AG                                                728     105,606        0.1%
                                                                     -----------       ----
TOTAL GERMANY                                                            213,467        0.2%
                                                                     -----------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                   61,968          91        0.0%
                                                                     -----------       ----
TOTAL PREFERRED STOCKS                                                   213,558        0.2%
                                                                     -----------       ----

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES    VALUE++     ASSETS**
                                                                ------- ------------ ----------
RIGHTS/WARRANTS -- (0.0%)

HONG KONG -- (0.0%)
*     China Billion Resources, Ltd. Rights 5/16/16              112,480 $         --        0.0%
                                                                        ------------      -----
NORWAY -- (0.0%)
*     Norske Skog Rights 6/10/16                                  1,358           --        0.0%
                                                                        ------------      -----
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 4/24/20                       4,895          582        0.0%
                                                                        ------------      -----
TOTAL RIGHTS/WARRANTS                                                            582        0.0%
                                                                        ------------      -----
TOTAL INVESTMENT SECURITIES                                               96,123,870
                                                                        ------------

                                                                          VALUE+
                                                                        ------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund                            623,783    7,217,172        7.4%
                                                                        ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $111,524,865)                       $103,341,042      106.6%
                                                                        ============      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
     Australia                   $   293,632 $ 5,791,270   --    $  6,084,902
     Austria                              --     573,906   --         573,906
     Belgium                         115,192   1,340,869   --       1,456,061
     Canada                        8,752,622       5,941   --       8,758,563
     China                                --           1   --               1
     Denmark                              --   1,174,692   --       1,174,692
     Finland                         248,413   1,665,798   --       1,914,211
     France                          501,107   7,349,180   --       7,850,287
     Germany                         189,368   6,333,175   --       6,522,543
     Greece                               --          --   --              --
     Hong Kong                            --   2,421,134   --       2,421,134
     Ireland                         111,025     464,279   --         575,304
     Israel                           23,177     517,270   --         540,447
     Italy                           197,268   2,416,966   --       2,614,234
     Japan                           792,304  20,561,442   --      21,353,746
     Netherlands                     345,022   2,253,138   --       2,598,160
     New Zealand                          --     360,237   --         360,237
     Norway                           64,758     903,839   --         968,597
     Portugal                             --     309,217   --         309,217
     Singapore                            --   1,089,251   --       1,089,251
     Spain                           377,198   2,206,289   --       2,583,487
     Sweden                           55,182   3,112,079   --       3,167,261
     Switzerland                     339,402   5,791,085   --       6,130,487
     United Kingdom                3,924,626  12,938,376   --      16,863,002
  Preferred Stocks
     Germany                              --     213,467   --         213,467
     United Kingdom                       --          91   --              91
  Rights/Warrants
     Hong Kong                            --          --   --              --
     Norway                               --          --   --              --
     Singapore                            --         582   --             582
  Securities Lending Collateral           --   7,217,172   --       7,217,172
                                 ----------- -----------   --    ------------
  TOTAL                          $16,330,296 $87,010,746   --    $103,341,042
                                 =========== ===========   ==    ============

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                      SHARES  VALUE+   ASSETS**
                                                                      ------ -------- ----------
COMMON STOCKS -- (86.2%)

Consumer Discretionary -- (12.4%)
*           1-800-Flowers.com, Inc. Class A                            4,717 $ 37,028        0.0%
            A.H. Belo Corp. Class A                                    5,125   25,266        0.0%
            Aaron's, Inc.                                              9,873  258,771        0.1%
#           Abercrombie & Fitch Co. Class A                            9,449  252,572        0.1%
            AMC Entertainment Holdings, Inc. Class A                     816   22,995        0.0%
#           American Eagle Outfitters, Inc.                           30,783  440,505        0.2%
*           American Public Education, Inc.                            2,434   56,371        0.0%
*           Apollo Education Group, Inc.                               2,226   17,363        0.0%
#           Arctic Cat, Inc.                                           1,934   32,162        0.0%
            Ark Restaurants Corp.                                        411    8,331        0.0%
#*          Ascena Retail Group, Inc.                                 25,434  224,074        0.1%
#*          Ascent Capital Group, Inc. Class A                         1,823   27,473        0.0%
#*          AutoNation, Inc.                                          19,217  973,341        0.5%
*           Ballantyne Strong, Inc.                                    3,604   16,290        0.0%
#*          Barnes & Noble Education, Inc.                             6,844   64,060        0.0%
            Barnes & Noble, Inc.                                      10,830  127,252        0.1%
            Bassett Furniture Industries, Inc.                         2,400   70,824        0.0%
            Beasley Broadcast Group, Inc. Class A                      1,850    7,086        0.0%
*           Belmond, Ltd. Class A                                     16,070  147,201        0.1%
(degrees)*  Big 4 Ranch, Inc.                                            300       --        0.0%
            Big 5 Sporting Goods Corp.                                 3,276   39,607        0.0%
*           Biglari Holdings, Inc.                                         1      374        0.0%
*           Black Diamond, Inc.                                        2,303    9,788        0.0%
            Bowl America, Inc. Class A                                   120    1,735        0.0%
*           Bridgepoint Education, Inc.                                7,705   73,506        0.0%
*           Build-A-Bear Workshop, Inc.                                  924   12,169        0.0%
#           CalAtlantic Group, Inc.                                   11,059  357,980        0.2%
            Caleres, Inc.                                              8,240  207,730        0.1%
            Callaway Golf Co.                                         16,913  157,967        0.1%
            Canterbury Park Holding Corp.                                332    3,569        0.0%
*           Career Education Corp.                                     9,820   52,439        0.0%
*           Carmike Cinemas, Inc.                                      3,922  117,621        0.1%
#           Carriage Services, Inc.                                    3,463   84,601        0.0%
*           Carrols Restaurant Group, Inc.                             1,303   18,125        0.0%
            Cato Corp. (The) Class A                                   3,482  127,406        0.1%
*           Cavco Industries, Inc.                                     1,683  147,582        0.1%
*           Century Casinos, Inc.                                      2,707   16,161        0.0%
*           Century Communities, Inc.                                  1,604   27,653        0.0%
*           Charles & Colvard, Ltd.                                      863    1,036        0.0%
            Chico's FAS, Inc.                                         21,377  269,564        0.1%
#           Children's Place, Inc. (The)                               3,052  237,781        0.1%
*           Christopher & Banks Corp.                                  1,400    3,640        0.0%
            Citi Trends, Inc.                                          3,036   54,527        0.0%
#*          Conn's, Inc.                                                 100    1,374        0.0%
            Cooper Tire & Rubber Co.                                  10,469  361,599        0.2%
*           Cooper-Standard Holding, Inc.                              3,209  247,446        0.1%
#           Core-Mark Holding Co., Inc.                                3,692  301,489        0.2%
            CSS Industries, Inc.                                       2,121   59,303        0.0%
            CST Brands, Inc.                                           1,838   69,421        0.0%
            Culp, Inc.                                                 1,384   36,316        0.0%
*           Cumulus Media, Inc. Class A                               27,627   10,266        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                                        OF NET
                                                                      SHARES  VALUE+   ASSETS**
                                                                      ------ -------- ----------
Consumer Discretionary -- (Continued)
            Dana Holding Corp.                                        28,913 $373,845        0.2%
#*          Deckers Outdoor Corp.                                      5,959  344,490        0.2%
*           Del Frisco's Restaurant Group, Inc.                        3,313   52,776        0.0%
#*          Del Taco Restaurants, Inc.                                 3,679   33,295        0.0%
*           Delta Apparel, Inc.                                        1,640   33,210        0.0%
*           Destination XL Group, Inc.                                 2,607   14,000        0.0%
#           DeVry Education Group, Inc.                                8,006  138,904        0.1%
#           Dillard's, Inc. Class A                                    6,177  435,170        0.2%
*           Dixie Group, Inc. (The)                                    3,300   15,576        0.0%
            Dover Motorsports, Inc.                                    3,360    7,728        0.0%
*           DreamWorks Animation SKG, Inc. Class A                    10,484  418,521        0.2%
            DSW, Inc. Class A                                         14,006  344,127        0.2%
*           El Pollo Loco Holdings, Inc.                                 680    8,969        0.0%
*           Eldorado Resorts, Inc.                                     1,650   21,632        0.0%
*           Emerson Radio Corp.                                        2,934    2,347        0.0%
*           Entercom Communications Corp. Class A                      4,245   48,138        0.0%
            Escalade, Inc.                                               794    9,472        0.0%
#           Ethan Allen Interiors, Inc.                                4,642  158,014        0.1%
#*          EW Scripps Co. (The) Class A                              13,281  201,606        0.1%
#*          Express, Inc.                                             13,499  245,412        0.1%
*           Federal-Mogul Holdings Corp.                              11,550  106,722        0.1%
            Finish Line, Inc. (The) Class A                            6,374  125,886        0.1%
            Flexsteel Industries, Inc.                                   745   30,463        0.0%
#           Fred's, Inc. Class A                                       6,134   89,986        0.1%
*           FTD Cos., Inc.                                             4,799  133,460        0.1%
*           Fuel Systems Solutions, Inc.                               5,203   27,576        0.0%
*           Gaiam, Inc. Class A                                        5,600   37,128        0.0%
#           GameStop Corp. Class A                                    17,536  575,181        0.3%
*           Gaming Partners International Corp.                          300    2,715        0.0%
#           Gannett Co., Inc.                                         20,577  346,722        0.2%
*           Genesco, Inc.                                              3,998  276,582        0.1%
#           Gentex Corp.                                              41,282  662,163        0.3%
#*          Global Eagle Entertainment, Inc.                           1,124    9,003        0.0%
            Goodyear Tire & Rubber Co. (The)                           1,329   38,501        0.0%
            Graham Holdings Co. Class B                                  786  374,560        0.2%
*           Gray Television, Inc.                                     13,862  178,127        0.1%
*           Gray Television, Inc. Class A                                700    7,648        0.0%
*           Green Brick Partners, Inc.                                 4,874   35,921        0.0%
            Group 1 Automotive, Inc.                                   4,085  268,956        0.1%
#           Guess?, Inc.                                              15,826  290,407        0.2%
            Harman International Industries, Inc.                      9,516  730,448        0.4%
            Harte-Hanks, Inc.                                         10,685   19,447        0.0%
            Haverty Furniture Cos., Inc.                               3,937   73,504        0.0%
*           Helen of Troy, Ltd.                                        1,209  120,332        0.1%
(degrees)*  Here Media, Inc.                                             340       --        0.0%
(degrees)*  Here Media, Inc. Special Shares                              340       --        0.0%
#*          hhgregg, Inc.                                              1,188    2,317        0.0%
            Hooker Furniture Corp.                                     2,723   67,530        0.0%
#*          Iconix Brand Group, Inc.                                   6,906   58,563        0.0%
            International Game Technology P.L.C.                       2,309   40,038        0.0%
            International Speedway Corp. Class A                       4,822  161,489        0.1%
#           Interval Leisure Group, Inc.                                 618    8,726        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Intrawest Resorts Holdings, Inc.                           2,383 $   20,589        0.0%
#*  JAKKS Pacific, Inc.                                          539      4,043        0.0%
*   JC Penney Co., Inc.                                       54,959    510,020        0.3%
    John Wiley & Sons, Inc. Class A                            8,824    437,582        0.2%
    Johnson Outdoors, Inc. Class A                             2,148     51,831        0.0%
*   K12, Inc.                                                  4,885     60,037        0.0%
#*  La Quinta Holdings, Inc.                                  13,672    174,591        0.1%
    La-Z-Boy, Inc.                                             9,339    241,600        0.1%
*   Lakeland Industries, Inc.                                  1,020      8,864        0.0%
#*  LGI Homes, Inc.                                              773     21,652        0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                12,930    285,236        0.1%
*   Liberty Ventures Series A                                 25,363  1,014,520        0.5%
    Lifetime Brands, Inc.                                      3,091     53,382        0.0%
*   Luby's, Inc.                                               7,944     39,958        0.0%
*   M/I Homes, Inc.                                            4,302     86,470        0.1%
*   Madison Square Garden Co. (The) Class A                    2,872    450,847        0.2%
    Marcus Corp. (The)                                         3,591     69,486        0.0%
*   MarineMax, Inc.                                            5,308    100,905        0.1%
    Marriott Vacations Worldwide Corp.                         5,455    341,701        0.2%
#*  McClatchy Co. (The) Class A                                4,850      5,384        0.0%
#   MDC Holdings, Inc.                                         8,426    207,364        0.1%
*   Media General, Inc.                                       11,816    204,771        0.1%
#   Meredith Corp.                                             6,682    342,853        0.2%
*   Meritage Homes Corp.                                       7,008    238,482        0.1%
*   Modine Manufacturing Co.                                   7,525     81,345        0.0%
*   Monarch Casino & Resort, Inc.                              2,145     40,755        0.0%
#*  Motorcar Parts of America, Inc.                            2,230     71,516        0.0%
    Movado Group, Inc.                                         3,197     90,187        0.1%
*   Murphy USA, Inc.                                           5,062    290,660        0.2%
#   New Media Investment Group, Inc.                           5,495     88,195        0.1%
*   New York & Co., Inc.                                       5,571     20,724        0.0%
#   New York Times Co. (The) Class A                          15,524    199,018        0.1%
#*  Office Depot, Inc.                                         1,231      7,238        0.0%
#*  Papa Murphy's Holdings, Inc.                               1,285     16,140        0.0%
#   Penske Automotive Group, Inc.                             15,624    611,367        0.3%
*   Perry Ellis International, Inc.                            3,029     57,702        0.0%
    Pier 1 Imports, Inc.                                      17,388    119,803        0.1%
    PulteGroup, Inc.                                          66,087  1,215,340        0.6%
#*  Radio One, Inc. Class D                                    3,383      7,476        0.0%
    RCI Hospitality Holdings, Inc.                             2,700     27,675        0.0%
#*  Reading International, Inc. Class A                        2,416     31,336        0.0%
*   Red Lion Hotels Corp.                                      4,230     33,417        0.0%
#*  Red Robin Gourmet Burgers, Inc.                            2,426    157,350        0.1%
*   Regis Corp.                                               11,475    156,863        0.1%
    Rent-A-Center, Inc.                                        7,671    112,764        0.1%
    Rocky Brands, Inc.                                         1,900     22,895        0.0%
*   Ruby Tuesday, Inc.                                        13,057     57,451        0.0%
#   Saga Communications, Inc. Class A                          1,966     82,670        0.0%
    Salem Media Group, Inc.                                    4,900     38,073        0.0%
    Scholastic Corp.                                           5,829    212,059        0.1%
*   Shiloh Industries, Inc.                                    5,891     37,997        0.0%
    Shoe Carnival, Inc.                                        4,498    115,284        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Consumer Discretionary -- (Continued)
*   Shutterfly, Inc.                                             841 $    38,669        0.0%
#   Sinclair Broadcast Group, Inc. Class A                     6,390     204,927        0.1%
*   Sizmek, Inc.                                               7,844      20,787        0.0%
*   Skullcandy, Inc.                                           6,409      21,855        0.0%
*   Skyline Corp.                                              1,691      15,304        0.0%
    Sonic Automotive, Inc. Class A                             5,430     101,867        0.1%
#   Sotheby's                                                 10,729     292,258        0.2%
*   Spanish Broadcasting System, Inc. Class A                     78         288        0.0%
    Spartan Motors, Inc.                                       7,754      37,684        0.0%
    Speedway Motorsports, Inc.                                 9,146     160,238        0.1%
#   Stage Stores, Inc.                                         5,727      42,151        0.0%
    Standard Motor Products, Inc.                              4,436     157,522        0.1%
*   Stanley Furniture Co., Inc.                                3,305       8,461        0.0%
    Stein Mart, Inc.                                             700       5,068        0.0%
*   Stoneridge, Inc.                                           2,942      41,953        0.0%
    Superior Industries International, Inc.                    4,701     122,790        0.1%
    Superior Uniform Group, Inc.                               3,972      75,547        0.0%
*   Sypris Solutions, Inc.                                     6,800       7,752        0.0%
    Tailored Brands, Inc.                                      6,990     121,766        0.1%
*   Tandy Leather Factory, Inc.                                2,694      18,993        0.0%
    TEGNA, Inc.                                               41,420     967,571        0.5%
    Thor Industries, Inc.                                      6,967     446,027        0.2%
*   Tilly's, Inc. Class A                                        892       5,611        0.0%
    Time, Inc.                                                16,634     244,520        0.1%
*   Toll Brothers, Inc.                                       31,289     854,190        0.4%
*   TopBuild Corp.                                             4,509     140,771        0.1%
*   Trans World Entertainment Corp.                            8,600      33,368        0.0%
*   TRI Pointe Group, Inc.                                    25,899     300,428        0.2%
*   Tuesday Morning Corp.                                      4,457      38,687        0.0%
#*  Tumi Holdings, Inc.                                       11,564     308,528        0.2%
*   UCP, Inc. Class A                                          2,130      16,486        0.0%
*   Unifi, Inc.                                                4,207     108,372        0.1%
#   Universal Technical Institute, Inc.                        1,400       5,530        0.0%
#*  Vera Bradley, Inc.                                         5,833     102,311        0.1%
#   Visteon Corp.                                              2,597     206,903        0.1%
#*  Vitamin Shoppe, Inc.                                       4,324     118,348        0.1%
*   VOXX International Corp.                                   4,853      21,790        0.0%
*   WCI Communities, Inc.                                      4,107      65,630        0.0%
#   Wendy's Co. (The)                                         51,173     555,739        0.3%
*   West Marine, Inc.                                          5,325      53,356        0.0%
    Weyco Group, Inc.                                            493      13,824        0.0%
#*  William Lyon Homes Class A                                 3,688      52,001        0.0%
#   Winnebago Industries, Inc.                                 4,616      99,890        0.1%
    Wolverine World Wide, Inc.                                14,083     266,873        0.1%
*   Zagg, Inc.                                                 4,307      34,499        0.0%
#*  Zumiez, Inc.                                               3,631      60,928        0.0%
                                                                     -----------       ----
Total Consumer Discretionary                                          29,319,602       14.3%
                                                                     -----------       ----
Consumer Staples -- (3.1%)
#   Alico, Inc.                                                1,067      30,847        0.0%
*   Alliance One International, Inc.                           1,736      44,285        0.0%
    Andersons, Inc. (The)                                      4,912     164,601        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Staples -- (Continued)
*   CCA Industries, Inc.                                         400 $    1,332        0.0%
*   Central Garden & Pet Co.                                   2,954     48,062        0.0%
*   Central Garden & Pet Co. Class A                           8,305    135,288        0.1%
#*  Chefs' Warehouse, Inc. (The)                               1,069     20,600        0.0%
#   Coca-Cola Bottling Co. Consolidated                          224     35,699        0.0%
#*  Craft Brew Alliance, Inc.                                  3,112     26,514        0.0%
#*  Darling Ingredients, Inc.                                 23,051    334,009        0.2%
#   Dean Foods Co.                                            17,326    298,527        0.1%
#   Fresh Del Monte Produce, Inc.                             11,335    490,352        0.2%
    Golden Enterprises, Inc.                                     678      3,885        0.0%
#   Ingles Markets, Inc. Class A                               2,684     96,812        0.1%
    Ingredion, Inc.                                           10,598  1,219,724        0.6%
    Inter Parfums, Inc.                                        4,645    142,230        0.1%
    John B. Sanfilippo & Son, Inc.                             1,551     85,817        0.0%
*   Landec Corp.                                               4,972     55,935        0.0%
#   Limoneira Co.                                              1,546     27,658        0.0%
*   Mannatech, Inc.                                              682     14,213        0.0%
#   MGP Ingredients, Inc.                                      3,567     94,240        0.1%
*   Natural Alternatives International, Inc.                      44        462        0.0%
#   Nu Skin Enterprises, Inc. Class A                          2,933    119,578        0.1%
*   Nutraceutical International Corp.                          2,600     61,334        0.0%
    Oil-Dri Corp. of America                                     882     29,424        0.0%
*   Omega Protein Corp.                                        5,772    107,302        0.1%
#   Orchids Paper Products Co.                                   836     25,640        0.0%
    Pinnacle Foods, Inc.                                      17,964    765,087        0.4%
#*  Post Holdings, Inc.                                       11,988    861,218        0.4%
    Sanderson Farms, Inc.                                      4,107    376,776        0.2%
*   Seaboard Corp.                                               144    432,432        0.2%
*   Seneca Foods Corp. Class A                                 1,129     36,794        0.0%
*   Smart & Final Stores, Inc.                                   696     11,080        0.0%
    Snyder's-Lance, Inc.                                      13,132    419,830        0.2%
    SpartanNash Co.                                            7,655    212,044        0.1%
#*  United Natural Foods, Inc.                                 5,261    187,660        0.1%
#   Universal Corp.                                            3,119    170,141        0.1%
    Village Super Market, Inc. Class A                         1,226     29,914        0.0%
    Weis Markets, Inc.                                         4,515    205,523        0.1%
                                                                     ----------        ---
Total Consumer Staples                                                7,422,869        3.6%
                                                                     ----------        ---
Energy -- (6.9%)
#*  Abraxas Petroleum Corp.                                    4,857      7,383        0.0%
    Adams Resources & Energy, Inc.                               489     19,682        0.0%
#   Alon USA Energy, Inc.                                     10,886    114,303        0.1%
    Archrock, Inc.                                            13,497    132,945        0.1%
#   Atwood Oceanics, Inc.                                      8,645     83,511        0.0%
*   Barnwell Industries, Inc.                                    480        816        0.0%
#*  Basic Energy Services, Inc.                                8,584     27,469        0.0%
*   Bill Barrett Corp.                                         4,418     35,167        0.0%
#*  Bonanza Creek Energy, Inc.                                 6,197     24,044        0.0%
#   Bristow Group, Inc.                                        4,846    111,070        0.1%
*   C&J Energy Services, Ltd.                                  6,114      8,865        0.0%
    California Resources Corp.                                31,228     68,702        0.0%
*   Callon Petroleum Co.                                      15,084    158,533        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Energy -- (Continued)
#*  Clayton Williams Energy, Inc.                              1,771 $   32,108        0.0%
#*  Cloud Peak Energy, Inc.                                    8,161     18,036        0.0%
#   CONSOL Energy, Inc.                                        8,592    129,310        0.1%
*   Contango Oil & Gas Co.                                     2,764     34,771        0.0%
    CVR Energy, Inc.                                           6,958    168,940        0.1%
*   Dawson Geophysical Co.                                     3,898     20,036        0.0%
    Delek US Holdings, Inc.                                    8,298    131,855        0.1%
#   Denbury Resources, Inc.                                   38,791    149,733        0.1%
    DHT Holdings, Inc.                                        13,062     74,976        0.0%
#   Diamond Offshore Drilling, Inc.                           24,089    584,399        0.3%
#*  Dorian LPG, Ltd.                                           9,304     94,529        0.1%
#*  Dril-Quip, Inc.                                            6,240    404,477        0.2%
*   ENGlobal Corp.                                             2,200      3,058        0.0%
#   EnLink Midstream LLC                                       6,787     97,258        0.1%
*   EP Energy Corp. Class A                                   13,063     64,139        0.0%
*   Era Group, Inc.                                            3,499     33,345        0.0%
*   Exterran Corp.                                             6,748    103,244        0.1%
*   FMC Technologies, Inc.                                    41,974  1,279,787        0.6%
*   Forum Energy Technologies, Inc.                           13,080    218,959        0.1%
    GasLog, Ltd.                                               8,799    112,715        0.1%
#*  Gastar Exploration, Inc.                                   4,314      8,585        0.0%
*   Geospace Technologies Corp.                                  364      5,955        0.0%
    Green Plains, Inc.                                         7,463    135,080        0.1%
#   Gulf Island Fabrication, Inc.                              2,703     20,300        0.0%
#*  Gulfmark Offshore, Inc. Class A                            4,796     32,517        0.0%
#   Hallador Energy Co.                                           83        388        0.0%
*   Helix Energy Solutions Group, Inc.                        13,392    115,573        0.1%
#   Helmerich & Payne, Inc.                                   19,880  1,314,466        0.6%
    HollyFrontier Corp.                                       10,618    378,001        0.2%
#*  Hornbeck Offshore Services, Inc.                           5,318     62,433        0.0%
#*  Jones Energy, Inc. Class A                                 1,078      5,174        0.0%
*   Matrix Service Co.                                         4,504     84,855        0.0%
*   McDermott International, Inc.                             17,791     80,771        0.0%
*   Mitcham Industries, Inc.                                   1,387      5,160        0.0%
    Nabors Industries, Ltd.                                   50,899    498,810        0.3%
*   Natural Gas Services Group, Inc.                           2,866     65,889        0.0%
*   Newpark Resources, Inc.                                   12,173     56,848        0.0%
#   Noble Corp. P.L.C.                                        38,412    431,367        0.2%
#   Nordic American Tankers, Ltd.                                841     12,960        0.0%
*   Northern Oil and Gas, Inc.                                 2,239     12,225        0.0%
*   Oasis Petroleum, Inc.                                      7,617     73,809        0.0%
#   Oceaneering International, Inc.                           18,135    664,648        0.3%
#*  Oil States International, Inc.                             7,004    242,619        0.1%
#   Overseas Shipholding Group, Inc. Class A                     231        469        0.0%
    Overseas Shipholding Group, Inc. Class B                   2,316      5,142        0.0%
*   Pacific Drilling SA                                       11,342      7,601        0.0%
    Panhandle Oil and Gas, Inc. Class A                        2,090     39,480        0.0%
*   Par Pacific Holdings, Inc.                                   310      5,924        0.0%
*   Parker Drilling Co.                                       26,597     81,387        0.0%
#   Patterson-UTI Energy, Inc.                                27,323    539,629        0.3%
    PBF Energy, Inc. Class A                                  17,669    568,588        0.3%
*   PDC Energy, Inc.                                           7,124    447,316        0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Energy -- (Continued)
*   PHI, Inc. Non-voting                                       2,327 $    52,171        0.0%
*   Pioneer Energy Services Corp.                             12,134      37,737        0.0%
    QEP Resources, Inc.                                        1,454      26,070        0.0%
    Range Resources Corp.                                        734      32,377        0.0%
*   Renewable Energy Group, Inc.                               9,690      94,187        0.1%
#*  REX American Resources Corp.                               1,792      97,431        0.1%
#*  Rex Energy Corp.                                           8,678       8,765        0.0%
*   Rice Energy, Inc.                                         18,124     313,726        0.2%
*   Ring Energy, Inc.                                          2,440      17,568        0.0%
    Rowan Cos. P.L.C. Class A                                 20,492     385,455        0.2%
#   RPC, Inc.                                                 19,006     287,371        0.1%
#*  RSP Permian, Inc.                                         17,706     541,981        0.3%
    Scorpio Tankers, Inc.                                     28,121     176,037        0.1%
#*  SEACOR Holdings, Inc.                                      3,442     202,286        0.1%
    SemGroup Corp. Class A                                     2,811      86,185        0.0%
#   Ship Finance International, Ltd.                           9,581     145,344        0.1%
#   SM Energy Co.                                              9,415     293,371        0.1%
*   Steel Excel, Inc.                                          3,594      34,143        0.0%
    Superior Energy Services, Inc.                            21,007     354,178        0.2%
#*  Synergy Resources Corp.                                   16,026     115,708        0.1%
#   Teekay Corp.                                                 400       4,480        0.0%
#   Teekay Tankers, Ltd. Class A                              14,556      57,351        0.0%
    Tesco Corp.                                                7,002      66,239        0.0%
*   TETRA Technologies, Inc.                                  14,556     104,803        0.1%
#   Tidewater, Inc.                                            6,303      55,214        0.0%
    Transocean, Ltd.                                          61,197     678,063        0.3%
*   Unit Corp.                                                 7,421      93,950        0.1%
*   Vaalco Energy, Inc.                                        7,136       8,777        0.0%
*   Weatherford International P.L.C.                          43,504     353,688        0.2%
    Western Refining, Inc.                                    16,805     449,702        0.2%
#*  Whiting Petroleum Corp.                                   24,361     292,332        0.1%
*   Willbros Group, Inc.                                       7,500      24,000        0.0%
#*  WPX Energy, Inc.                                          24,868     240,225        0.1%
                                                                     -----------        ---
Total Energy                                                          16,283,049        7.9%
                                                                     -----------        ---
Financials -- (22.3%)
    1st Source Corp.                                           6,479     223,137        0.1%
#   Access National Corp.                                      1,470      28,900        0.0%
    Alexander & Baldwin, Inc.                                  9,048     345,996        0.2%
    Allied World Assurance Co. Holdings AG                    17,016     605,429        0.3%
*   Ambac Financial Group, Inc.                                6,869     111,484        0.1%
#   American Equity Investment Life Holding Co.               13,974     195,636        0.1%
    American Financial Group, Inc.                             1,824     126,057        0.1%
    American National Bankshares, Inc.                           702      18,764        0.0%
#   American National Insurance Co.                            3,763     436,960        0.2%
*   American River Bankshares                                    100       1,012        0.0%
    Ameris Bancorp                                             5,493     172,480        0.1%
    AMERISAFE, Inc.                                            3,060     164,873        0.1%
    AmeriServ Financial, Inc.                                  6,300      19,404        0.0%
*   Arch Capital Group, Ltd.                                   1,031      72,675        0.0%
    Argo Group International Holdings, Ltd.                    4,681     257,315        0.1%
#   Arrow Financial Corp.                                        742      20,895        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Aspen Insurance Holdings, Ltd.                            11,393 $  528,066        0.3%
    Associated Banc-Corp                                      27,962    510,027        0.3%
    Assurant, Inc.                                            12,206  1,032,261        0.5%
    Assured Guaranty, Ltd.                                    26,137    676,164        0.3%
*   Asta Funding, Inc.                                         1,714     17,157        0.0%
    Astoria Financial Corp.                                   18,463    277,684        0.1%
*   Atlanticus Holdings Corp.                                  2,898      8,752        0.0%
*   Atlas Financial Holdings, Inc.                             1,260     22,138        0.0%
    Auburn National Bancorporation, Inc.                          44      1,210        0.0%
#*  AV Homes, Inc.                                             1,654     19,021        0.0%
    Axis Capital Holdings, Ltd.                               18,027    960,298        0.5%
    Baldwin & Lyons, Inc. Class B                              2,584     63,153        0.0%
    Banc of California, Inc.                                   7,210    146,724        0.1%
    BancFirst Corp.                                            1,596     99,543        0.1%
*   Bancorp, Inc. (The)                                        4,716     26,740        0.0%
    BancorpSouth, Inc.                                        14,445    339,313        0.2%
#   Bank Mutual Corp.                                          7,255     58,620        0.0%
    Bank of Commerce Holdings                                  1,233      7,743        0.0%
    BankFinancial Corp.                                        4,311     53,284        0.0%
    Banner Corp.                                               1,436     61,432        0.0%
    Bar Harbor Bankshares                                        480     16,656        0.0%
    BBCN Bancorp, Inc.                                        14,621    228,380        0.1%
*   BBX Capital Corp. Class A                                    558      8,604        0.0%
    BCB Bancorp, Inc.                                            994     10,059        0.0%
#   Bear State Financial, Inc.                                   622      6,120        0.0%
*   Beneficial Bancorp, Inc.                                  13,708    190,404        0.1%
    Berkshire Hills Bancorp, Inc.                              5,729    155,485        0.1%
#   Blue Hills Bancorp, Inc.                                   3,035     44,250        0.0%
    BNC Bancorp                                                  782     17,486        0.0%
#   BOK Financial Corp.                                        9,497    571,529        0.3%
    Boston Private Financial Holdings, Inc.                   15,781    192,844        0.1%
    Brookline Bancorp, Inc.                                   15,214    173,135        0.1%
    Bryn Mawr Bank Corp.                                       2,109     59,938        0.0%
    C&F Financial Corp.                                          179      6,979        0.0%
    Calamos Asset Management, Inc. Class A                     3,248     26,764        0.0%
    California First National Bancorp                          1,000     14,770        0.0%
    Camden National Corp.                                        773     33,633        0.0%
    Cape Bancorp, Inc.                                           439      6,405        0.0%
    Capital Bank Financial Corp. Class A                       5,511    166,598        0.1%
    Capital City Bank Group, Inc.                              1,869     27,699        0.0%
#   Capitol Federal Financial, Inc.                           25,949    344,862        0.2%
    Cardinal Financial Corp.                                   6,408    141,809        0.1%
*   Cascade Bancorp                                            9,223     55,799        0.0%
    Cash America International, Inc.                           3,812    140,892        0.1%
    Cathay General Bancorp                                     3,341    101,967        0.1%
    CenterState Banks, Inc.                                    8,274    134,783        0.1%
    Central Pacific Financial Corp.                            5,304    123,795        0.1%
    Century Bancorp, Inc. Class A                                134      5,695        0.0%
    Chemical Financial Corp.                                   6,804    261,682        0.1%
    Citizens Community Bancorp, Inc.                           2,054     18,835        0.0%
    Citizens Holding Co.                                         171      3,783        0.0%
#   City Holding Co.                                           2,883    141,613        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Clifton Bancorp, Inc.                                      3,727 $ 55,458        0.0%
    CNB Financial Corp.                                          439    7,854        0.0%
    CNO Financial Group, Inc.                                 28,026  514,838        0.3%
    CoBiz Financial, Inc.                                      7,646   92,593        0.1%
    Columbia Banking System, Inc.                             10,682  315,012        0.2%
#   Community Bank System, Inc.                                7,893  312,326        0.2%
    Community Trust Bancorp, Inc.                              2,728   97,853        0.1%
    ConnectOne Bancorp, Inc.                                   3,887   66,895        0.0%
#   Consolidated-Tomoka Land Co.                                 108    5,324        0.0%
*   Consumer Portfolio Services, Inc.                          5,621   22,203        0.0%
#*  Cowen Group, Inc. Class A                                 17,247   60,106        0.0%
#   Cullen/Frost Bankers, Inc.                                 4,300  275,157        0.1%
*   Customers Bancorp, Inc.                                    4,708  122,314        0.1%
#   CVB Financial Corp.                                       15,141  260,122        0.1%
    Dime Community Bancshares, Inc.                            6,620  119,888        0.1%
    Donegal Group, Inc. Class A                                4,597   70,380        0.0%
    Donegal Group, Inc. Class B                                  592    8,670        0.0%
    EMC Insurance Group, Inc.                                  4,869  128,834        0.1%
*   Emergent Capital, Inc.                                       183      802        0.0%
    Employers Holdings, Inc.                                   5,407  160,588        0.1%
#*  Encore Capital Group, Inc.                                 3,776  106,294        0.1%
    Endurance Specialty Holdings, Ltd.                        12,596  805,892        0.4%
*   Enstar Group, Ltd.                                           200   31,688        0.0%
#   Enterprise Bancorp, Inc.                                     338    8,156        0.0%
    Enterprise Financial Services Corp.                        2,976   81,453        0.0%
    ESSA Bancorp, Inc.                                         1,308   17,723        0.0%
    EverBank Financial Corp.                                  20,763  313,106        0.2%
#*  Ezcorp, Inc. Class A                                       5,837   28,893        0.0%
    Farmers Capital Bank Corp.                                 1,442   40,535        0.0%
#   FBL Financial Group, Inc. Class A                          4,662  281,911        0.1%
*   FCB Financial Holdings, Inc. Class A                       5,347  186,878        0.1%
    Federal Agricultural Mortgage Corp. Class C                1,100   44,748        0.0%
    Federated National Holding Co.                             2,000   38,100        0.0%
#   Fidelity & Guaranty Life                                   3,407   90,081        0.1%
    Fidelity Southern Corp.                                    3,130   50,581        0.0%
    Financial Institutions, Inc.                               1,451   40,628        0.0%
*   First Acceptance Corp.                                     5,500    9,570        0.0%
*   First BanCorp(318672706)                                  19,195   74,861        0.0%
    First Bancorp(318910106)                                   3,069   62,608        0.0%
#   First Bancorp, Inc.                                        1,060   21,041        0.0%
    First Busey Corp.                                          5,028  102,772        0.1%
#   First Business Financial Services, Inc.                      600   15,186        0.0%
#   First Citizens BancShares, Inc. Class A                      533  135,915        0.1%
    First Commonwealth Financial Corp.                        16,818  154,389        0.1%
    First Community Bancshares, Inc.                           2,358   49,070        0.0%
    First Connecticut Bancorp., Inc.                             881   15,180        0.0%
    First Defiance Financial Corp.                             2,005   79,358        0.0%
    First Federal of Northern Michigan Bancorp, Inc.             200    1,400        0.0%
    First Financial Bancorp                                   11,248  219,336        0.1%
    First Financial Corp.                                      1,400   49,602        0.0%
    First Financial Northwest, Inc.                            3,232   44,084        0.0%
    First Interstate BancSystem, Inc. Class A                  3,750  101,625        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
*   First Marblehead Corp. (The)                                 786 $  3,010        0.0%
    First Merchants Corp.                                      8,252  211,664        0.1%
    First Midwest Bancorp, Inc.                               14,485  267,683        0.1%
*   First NBC Bank Holding Co.                                 2,791   60,676        0.0%
    First South Bancorp, Inc.                                    720    6,192        0.0%
    FirstMerit Corp.                                          28,758  637,277        0.3%
*   Flagstar Bancorp, Inc.                                     9,115  215,752        0.1%
    Flushing Financial Corp.                                   4,745   94,663        0.1%
    FNB Corp.                                                 37,472  495,380        0.2%
#*  Forestar Group, Inc.                                       4,995   67,433        0.0%
    Fox Chase Bancorp, Inc.                                      289    5,696        0.0%
#*  FRP Holdings, Inc.                                           536   19,553        0.0%
#   Fulton Financial Corp.                                    32,091  448,953        0.2%
    Gain Capital Holdings, Inc.                                5,906   40,456        0.0%
#   Glacier Bancorp, Inc.                                     14,394  372,661        0.2%
*   Global Indemnity P.L.C.                                    1,977   62,177        0.0%
    Great Southern Bancorp, Inc.                               2,001   75,758        0.0%
#*  Green Dot Corp. Class A                                    8,896  197,758        0.1%
*   Greenlight Capital Re, Ltd. Class A                        5,818  125,262        0.1%
    Guaranty Bancorp                                           2,411   39,589        0.0%
    Guaranty Federal Bancshares, Inc.                            100    1,625        0.0%
*   Hallmark Financial Services, Inc.                          3,963   44,742        0.0%
#   Hancock Holding Co.                                       13,855  359,814        0.2%
    Hanmi Financial Corp.                                      6,076  140,477        0.1%
#   Hanover Insurance Group, Inc. (The)                        7,863  674,331        0.3%
#   HCI Group, Inc.                                            1,832   54,887        0.0%
    Heartland Financial USA, Inc.                              3,276  109,779        0.1%
    Heritage Commerce Corp.                                    4,200   43,848        0.0%
    Heritage Financial Corp.                                   4,592   84,722        0.0%
#   Heritage Insurance Holdings, Inc.                          3,101   41,212        0.0%
    HF Financial Corp.                                           363    7,296        0.0%
*   Hilltop Holdings, Inc.                                    17,105  339,705        0.2%
#   Hingham Institution for Savings                               94   12,031        0.0%
*   HMN Financial, Inc.                                          750    9,338        0.0%
    Home Bancorp, Inc.                                           724   20,214        0.0%
*   HomeStreet, Inc.                                           3,917   84,411        0.0%
*   HomeTrust Bancshares, Inc.                                 2,002   37,137        0.0%
    HopFed Bancorp, Inc.                                         683    7,684        0.0%
    Horace Mann Educators Corp.                                5,699  177,239        0.1%
    Horizon Bancorp                                              401    9,784        0.0%
    Iberiabank Corp.                                           7,455  439,770        0.2%
    Independence Holding Co.                                   6,112   93,941        0.1%
    Independent Bank Corp.(453836108)                          5,015  235,855        0.1%
    Independent Bank Corp.(453838609)                          3,881   58,797        0.0%
    Independent Bank Group, Inc.                                 634   23,204        0.0%
    Infinity Property & Casualty Corp.                         2,098  168,176        0.1%
#   Interactive Brokers Group, Inc. Class A                    1,295   49,210        0.0%
    International Bancshares Corp.                            11,741  307,497        0.2%
*   INTL. FCStone, Inc.                                        3,067   83,729        0.0%
    Investment Technology Group, Inc.                          5,203  101,563        0.1%
    Investors Bancorp, Inc.                                   65,367  754,989        0.4%
    Investors Title Co.                                          125   11,904        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
#   Janus Capital Group, Inc.                                 33,138 $483,815        0.2%
*   KCG Holdings, Inc. Class A                                15,776  216,131        0.1%
    Kearny Financial Corp.                                    10,864  137,104        0.1%
    Kemper Corp.                                               8,313  257,370        0.1%
    Kentucky First Federal Bancorp                               120    1,123        0.0%
*   Ladenburg Thalmann Financial Services, Inc.               16,826   45,094        0.0%
    Lake Sunapee Bank Group                                      200    2,848        0.0%
    Lakeland Bancorp, Inc.                                     6,717   74,492        0.0%
    Lakeland Financial Corp.                                   2,558  120,968        0.1%
    Landmark Bancorp, Inc.                                       187    4,802        0.0%
    LegacyTexas Financial Group, Inc.                          7,750  191,115        0.1%
    Legg Mason, Inc.                                          18,819  604,278        0.3%
    Macatawa Bank Corp.                                        4,800   32,688        0.0%
    Mackinac Financial Corp.                                   1,448   15,378        0.0%
#   Maiden Holdings, Ltd.                                     12,468  152,484        0.1%
    MainSource Financial Group, Inc.                           4,580  100,073        0.1%
    Marlin Business Services Corp.                             2,600   38,454        0.0%
#   MB Financial, Inc.                                        13,032  452,992        0.2%
*   MBIA, Inc.                                                26,280  204,984        0.1%
    MBT Financial Corp.                                        4,052   35,658        0.0%
    Mercantile Bank Corp.                                      1,220   29,426        0.0%
    Merchants Bancshares, Inc.                                   591   17,990        0.0%
    Meridian Bancorp, Inc.                                    11,551  168,876        0.1%
    Meta Financial Group, Inc.                                    85    4,218        0.0%
#   MidSouth Bancorp, Inc.                                     2,318   20,978        0.0%
    MidWestOne Financial Group, Inc.                              88    2,496        0.0%
    MutualFirst Financial, Inc.                                  414   10,888        0.0%
    Nasdaq, Inc.                                               5,664  349,525        0.2%
    National Bank Holdings Corp. Class A                       4,766   95,272        0.1%
    National General Holdings Corp.                            3,068   61,943        0.0%
    National Western Life Group, Inc. Class A                    420   91,014        0.1%
    Navient Corp.                                             60,789  830,986        0.4%
*   Navigators Group, Inc. (The)                               2,683  221,643        0.1%
    NBT Bancorp, Inc.                                          7,647  216,716        0.1%
    Nelnet, Inc. Class A                                       5,452  228,493        0.1%
*   NewStar Financial, Inc.                                    5,045   48,533        0.0%
*   Nicholas Financial, Inc.                                     247    2,623        0.0%
*   NMI Holdings, Inc. Class A                                 7,955   50,037        0.0%
    Northeast Bancorp                                          1,166   13,118        0.0%
    Northeast Community Bancorp, Inc.                          4,400   29,700        0.0%
#   Northfield Bancorp, Inc.                                   8,585  136,158        0.1%
    Northrim BanCorp, Inc.                                       474   12,229        0.0%
#   Northwest Bancshares, Inc.                                18,408  258,080        0.1%
#   Norwood Financial Corp.                                       44    1,264        0.0%
#   OceanFirst Financial Corp.                                 2,213   43,109        0.0%
    OFG Bancorp                                                6,618   58,437        0.0%
    Ohio Valley Banc Corp.                                       197    4,314        0.0%
    Old National Bancorp.                                     20,148  269,983        0.1%
    Old Republic International Corp.                          46,721  863,871        0.4%
    Old Second Bancorp, Inc.                                   1,922   13,762        0.0%
    OneBeacon Insurance Group, Ltd. Class A                    1,647   20,423        0.0%
    Oppenheimer Holdings, Inc. Class A                         1,595   24,372        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Financials -- (Continued)
    Opus Bank                                                  5,231 $  188,944        0.1%
#   Oritani Financial Corp.                                    8,234    142,695        0.1%
    Pacific Continental Corp.                                  1,612     26,856        0.0%
*   Pacific Mercantile Bancorp                                 2,264     17,003        0.0%
    PacWest Bancorp                                           21,780    870,764        0.4%
    Park National Corp.                                          370     33,966        0.0%
    Park Sterling Corp.                                        8,096     59,101        0.0%
*   Patriot National Bancorp, Inc.                                60        855        0.0%
    Peapack Gladstone Financial Corp.                          1,865     35,696        0.0%
#   Penns Woods Bancorp, Inc.                                    225      9,365        0.0%
#   People's United Financial, Inc.                           58,665    909,308        0.5%
    Peoples Bancorp, Inc.                                      2,775     59,635        0.0%
*   PHH Corp.                                                  9,573    122,822        0.1%
*   PICO Holdings, Inc.                                        3,461     34,368        0.0%
    Pinnacle Financial Partners, Inc.                          7,621    374,725        0.2%
*   Piper Jaffray Cos.                                         1,891     78,874        0.0%
    Popular, Inc.                                             18,027    535,762        0.3%
    Preferred Bank                                             1,912     60,725        0.0%
    Premier Financial Bancorp, Inc.                              658     10,502        0.0%
#   Primerica, Inc.                                            6,187    306,628        0.2%
    ProAssurance Corp.                                         1,852     88,396        0.1%
#   Prosperity Bancshares, Inc.                               12,694    669,862        0.3%
    Provident Financial Holdings, Inc.                         2,100     36,330        0.0%
#   Provident Financial Services, Inc.                        11,327    226,313        0.1%
    Prudential Bancorp, Inc.                                      88      1,263        0.0%
    Pulaski Financial Corp.                                    1,241     20,067        0.0%
    QCR Holdings, Inc.                                           225      5,798        0.0%
    RE/MAX Holdings, Inc. Class A                              1,088     40,038        0.0%
*   Realogy Holdings Corp.                                    27,560    984,994        0.5%
*   Regional Management Corp.                                  1,461     24,136        0.0%
    Reinsurance Group of America, Inc.                        12,290  1,170,254        0.6%
#   RenaissanceRe Holdings, Ltd.                               8,161    905,137        0.4%
    Renasant Corp.                                             7,169    246,183        0.1%
    Republic Bancorp, Inc. Class A                             2,281     62,294        0.0%
*   Republic First Bancorp, Inc.                                 425      1,976        0.0%
    Resource America, Inc. Class A                             5,304     33,521        0.0%
    Riverview Bancorp, Inc.                                    4,200     18,312        0.0%
#   RLI Corp.                                                  1,823    113,354        0.1%
#   S&T Bancorp, Inc.                                          6,261    160,720        0.1%
    Safety Insurance Group, Inc.                               3,256    184,322        0.1%
    Sandy Spring Bancorp, Inc.                                 4,211    120,392        0.1%
*   Seacoast Banking Corp. of Florida                          5,344     86,680        0.0%
#   Selective Insurance Group, Inc.                           10,700    371,397        0.2%
    Shore Bancshares, Inc.                                       479      5,623        0.0%
    SI Financial Group, Inc.                                   1,191     16,579        0.0%
    Sierra Bancorp                                               974     17,152        0.0%
    Simmons First National Corp. Class A                       5,153    240,645        0.1%
    South State Corp.                                          4,377    306,302        0.2%
*   Southern First Bancshares, Inc.                              266      6,783        0.0%
    Southern Missouri Bancorp, Inc.                              320      7,926        0.0%
#   Southside Bancshares, Inc.                                 4,267    124,639        0.1%
#   Southwest Bancorp, Inc.                                    3,939     63,221        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Financials -- (Continued)
    Southwest Georgia Financial Corp.                             98 $  1,448        0.0%
#*  St Joe Co. (The)                                             678   11,424        0.0%
    State Auto Financial Corp.                                 9,437  193,553        0.1%
    State Bank Financial Corp.                                 5,999  125,259        0.1%
    Sterling Bancorp                                          24,135  394,366        0.2%
    Stewart Information Services Corp.                         3,920  136,494        0.1%
*   Stifel Financial Corp.                                    11,328  372,804        0.2%
*   Stratus Properties, Inc.                                     650   15,535        0.0%
    Suffolk Bancorp                                            2,821   67,676        0.0%
*   Sun Bancorp, Inc.                                          1,027   22,070        0.0%
    Synovus Financial Corp.                                      376   11,716        0.0%
    Talmer Bancorp, Inc. Class A                              10,101  195,959        0.1%
    TCF Financial Corp.                                       30,058  409,991        0.2%
    Territorial Bancorp, Inc.                                    408   10,702        0.0%
*   Texas Capital Bancshares, Inc.                             7,356  337,052        0.2%
    TheStreet, Inc.                                            6,043    6,647        0.0%
    Timberland Bancorp, Inc.                                     400    5,528        0.0%
    Tiptree Financial, Inc. Class A                            7,900   43,687        0.0%
    Tompkins Financial Corp.                                   1,461   95,462        0.1%
#   Towne Bank                                                 4,151   87,171        0.0%
    Trico Bancshares                                           3,937  105,984        0.1%
#*  TriState Capital Holdings, Inc.                            2,056   27,468        0.0%
    TrustCo Bank Corp. NY                                     16,453  105,464        0.1%
#   Trustmark Corp.                                           12,019  294,586        0.2%
#   UMB Financial Corp.                                        8,127  453,080        0.2%
#   Umpqua Holdings Corp.                                     41,692  659,984        0.3%
*   Unico American Corp.                                       1,400   15,750        0.0%
    Union Bankshares Corp.                                     7,976  210,646        0.1%
#   United Bankshares, Inc.                                    1,604   62,059        0.0%
    United Community Banks, Inc.                              11,758  236,689        0.1%
    United Community Financial Corp.                           7,052   41,889        0.0%
    United Financial Bancorp, Inc.                             8,812  114,380        0.1%
    United Fire Group, Inc.                                    4,955  222,083        0.1%
#   United Insurance Holdings Corp.                            3,596   58,651        0.0%
    Unity Bancorp, Inc.                                          594    6,985        0.0%
    Univest Corp. of Pennsylvania                              2,528   49,903        0.0%
    Validus Holdings, Ltd.                                    15,495  714,165        0.4%
#   Valley National Bancorp                                   33,916  320,845        0.2%
#   Virtus Investment Partners, Inc.                           1,408  110,134        0.1%
*   Walker & Dunlop, Inc.                                      5,841  128,794        0.1%
    Washington Federal, Inc.                                  18,069  438,896        0.2%
#   Washington Trust Bancorp, Inc.                             2,119   77,619        0.0%
    Waterstone Financial, Inc.                                 4,105   57,552        0.0%
    WesBanco, Inc.                                             6,540  210,130        0.1%
#   West BanCorp, Inc.                                         4,792   89,371        0.1%
    Westfield Financial, Inc.                                  4,449   34,079        0.0%
    White Mountains Insurance Group, Ltd.                        353  292,990        0.1%
    Wilshire Bancorp, Inc.                                    11,696  125,966        0.1%
    Wintrust Financial Corp.                                   9,018  469,116        0.2%
#   WR Berkley Corp.                                           9,851  551,656        0.3%
    WSFS Financial Corp.                                       4,922  168,037        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                       SHARES   VALUE+     ASSETS**
                                                                       ------ ----------- ----------
Financials -- (Continued)
#            Zions Bancorporation                                      38,221 $ 1,051,842        0.5%
                                                                              -----------       ----
Total Financials                                                               52,842,853       25.8%
                                                                              -----------       ----
Health Care -- (4.1%)
             Aceto Corp.                                                6,383     143,171        0.1%
*            Acorda Therapeutics, Inc.                                  8,263     213,599        0.1%
#*           Addus HomeCare Corp.                                       3,301      61,068        0.0%
#*           Air Methods Corp.                                          7,055     260,894        0.1%
*            Allied Healthcare Products, Inc.                           1,700       1,156        0.0%
#*           Allscripts Healthcare Solutions, Inc.                     14,304     191,674        0.1%
*            Almost Family, Inc.                                        2,016      84,692        0.0%
#*           Amedisys, Inc.                                             2,298     118,324        0.1%
*            American Shared Hospital Services                            400         800        0.0%
#*           Amphastar Pharmaceuticals, Inc.                            2,455      30,197        0.0%
*            Amsurg Corp.                                              10,294     833,608        0.4%
#            Analogic Corp.                                             2,259     178,438        0.1%
*            AngioDynamics, Inc.                                        6,071      74,370        0.0%
#*           Anika Therapeutics, Inc.                                   1,887      86,160        0.0%
*            Arrhythmia Research Technology, Inc.                         291       1,200        0.0%
             Catalyst Biosciences, Inc.                                   642         899        0.0%
*            Community Health Systems, Inc.                            18,612     355,117        0.2%
*            Concert Pharmaceuticals, Inc.                              1,036      14,442        0.0%
             CONMED Corp.                                               5,183     214,680        0.1%
*            Cross Country Healthcare, Inc.                             1,111      13,810        0.0%
             CryoLife, Inc.                                             5,333      66,129        0.0%
#*           Cumberland Pharmaceuticals, Inc.                           3,402      16,160        0.0%
*            Cynosure, Inc. Class A                                     3,886     190,181        0.1%
             Digirad Corp.                                              3,300      19,239        0.0%
*            Emergent Biosolutions, Inc.                                7,463     287,475        0.1%
*            Exactech, Inc.                                             1,341      30,494        0.0%
*            Five Star Quality Care, Inc.                              10,700      26,108        0.0%
*            Genesis Healthcare, Inc.                                     298         751        0.0%
*            Greatbatch, Inc.                                           5,226     181,865        0.1%
*            Haemonetics Corp.                                          9,618     311,912        0.2%
#*           Halyard Health, Inc.                                       8,091     227,843        0.1%
*            Hanger, Inc.                                               2,855      19,671        0.0%
*            Harvard Bioscience, Inc.                                   4,641      13,784        0.0%
*            HealthStream, Inc.                                         3,358      75,958        0.0%
*            Healthways, Inc.                                           5,787      67,419        0.0%
*            HMS Holdings Corp.                                        13,245     223,708        0.1%
#*           InfuSystems Holdings, Inc.                                 2,347       8,449        0.0%
#*           Integra LifeSciences Holdings Corp.                          768      54,390        0.0%
*            Interpace Diagnostics Group, Inc.                          3,900       2,028        0.0%
             Invacare Corp.                                             6,639      74,622        0.0%
             Kewaunee Scientific Corp.                                    170       2,863        0.0%
#            Kindred Healthcare, Inc.                                  12,053     177,902        0.1%
             LeMaitre Vascular, Inc.                                    2,090      34,652        0.0%
*            LHC Group, Inc.                                            3,336     134,574        0.1%
*            LifePoint Health, Inc.                                     8,092     546,696        0.3%
#*           Luminex Corp.                                              7,599     152,740        0.1%
*            Magellan Health, Inc.                                      4,731     333,346        0.2%
(degrees)#*  Medcath Corp.                                              5,455          --        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
*   Medicines Co. (The)                                        4,741 $  168,732        0.1%
*   Merit Medical Systems, Inc.                                7,582    153,535        0.1%
*   Misonix, Inc.                                                900      5,373        0.0%
#*  Molina Healthcare, Inc.                                   10,590    548,138        0.3%
#   National HealthCare Corp.                                  1,536     98,995        0.1%
*   Nuvectra Corp.                                             1,742     14,642        0.0%
*   Omnicell, Inc.                                             6,776    215,883        0.1%
#*  OraSure Technologies, Inc.                                 8,542     61,332        0.0%
*   Orthofix International NV                                  3,067    134,212        0.1%
#   Owens & Minor, Inc.                                       11,862    431,658        0.2%
*   PharMerica Corp.                                           6,154    145,481        0.1%
*   Prestige Brands Holdings, Inc.                             8,858    502,957        0.3%
*   Providence Service Corp. (The)                             2,891    144,087        0.1%
#*  Quidel Corp.                                               1,829     31,642        0.0%
*   RTI Surgical, Inc.                                         7,580     30,244        0.0%
*   Sagent Pharmaceuticals, Inc.                               3,019     35,141        0.0%
*   SciClone Pharmaceuticals, Inc.                             6,578     86,830        0.1%
*   SeaSpine Holdings Corp.                                    1,528     22,798        0.0%
    Select Medical Holdings Corp.                             20,298    271,587        0.1%
    Span-America Medical Systems, Inc.                           363      6,893        0.0%
*   Spectrum Pharmaceuticals, Inc.                             8,738     61,952        0.0%
*   SunLink Health Systems, Inc.                                 887        594        0.0%
*   Symmetry Surgical, Inc.                                    2,128     22,238        0.0%
#*  Triple-S Management Corp. Class B                          4,208    109,576        0.1%
    Universal American Corp.                                  17,094    127,179        0.1%
                                                                     ----------        ---
Total Health Care                                                     9,590,957        4.7%
                                                                     ----------        ---
Industrials -- (17.5%)
    AAR Corp.                                                  6,561    157,726        0.1%
    ABM Industries, Inc.                                      10,195    327,973        0.2%
*   ACCO Brands Corp.                                         17,048    162,638        0.1%
    Acme United Corp.                                            100      1,689        0.0%
    Actuant Corp. Class A                                     10,397    277,704        0.1%
    ADT Corp. (The)                                           30,314  1,272,582        0.6%
*   AECOM                                                     28,801    935,744        0.5%
*   Aegion Corp.                                               6,770    143,727        0.1%
#*  Aerovironment, Inc.                                        4,122    119,043        0.1%
#   AGCO Corp.                                                15,501    828,838        0.4%
#   Air Lease Corp.                                           17,358    529,072        0.3%
*   Air Transport Services Group, Inc.                        12,084    170,264        0.1%
    Aircastle, Ltd.                                           12,862    279,105        0.1%
    Alamo Group, Inc.                                          2,045    115,420        0.1%
#   Alaska Air Group, Inc.                                     1,878    132,268        0.1%
    Albany International Corp. Class A                         4,508    181,627        0.1%
#   Altra Industrial Motion Corp.                              4,361    125,161        0.1%
    AMERCO                                                     1,930    679,360        0.3%
*   Ameresco, Inc. Class A                                     3,550     15,869        0.0%
    American Railcar Industries, Inc.                          3,348    137,301        0.1%
    American Science & Engineering, Inc.                         145      4,154        0.0%
*   AMREP Corp.                                                  600      2,670        0.0%
#   Applied Industrial Technologies, Inc.                      7,248    332,176        0.2%
*   ARC Document Solutions, Inc.                               4,326     17,823        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Industrials -- (Continued)
    ArcBest Corp.                                              3,763 $ 71,836        0.0%
    Argan, Inc.                                                2,536   86,680        0.0%
*   Arotech Corp.                                              3,700   13,394        0.0%
    Astec Industries, Inc.                                     3,903  188,905        0.1%
#*  Atlas Air Worldwide Holdings, Inc.                         4,234  169,106        0.1%
*   Avis Budget Group, Inc.                                   16,880  423,688        0.2%
    AZZ, Inc.                                                  1,384   76,009        0.0%
*   Babcock & Wilcox Enterprises, Inc.                         5,934  135,592        0.1%
    Barnes Group, Inc.                                         9,070  294,684        0.1%
*   Beacon Roofing Supply, Inc.                                6,710  286,718        0.1%
    Brady Corp. Class A                                        8,400  222,516        0.1%
    Briggs & Stratton Corp.                                    7,571  160,278        0.1%
*   CAI International, Inc.                                    2,631   26,889        0.0%
*   CBIZ, Inc.                                                 8,824   89,828        0.0%
#   CDI Corp.                                                  4,466   31,932        0.0%
    CECO Environmental Corp.                                   2,155   14,223        0.0%
    Celadon Group, Inc.                                        3,326   33,493        0.0%
*   Chart Industries, Inc.                                       826   21,261        0.0%
    CIRCOR International, Inc.                                 2,760  155,802        0.1%
#*  Civeo Corp.                                                6,350    9,652        0.0%
#*  Clean Harbors, Inc.                                       10,486  518,008        0.3%
*   Colfax Corp.                                              13,365  433,427        0.2%
    Columbus McKinnon Corp.                                    3,608   59,568        0.0%
    Comfort Systems USA, Inc.                                  2,753   81,186        0.0%
*   Commercial Vehicle Group, Inc.                               777    1,997        0.0%
    Compx International, Inc.                                    200    2,135        0.0%
*   Continental Building Products, Inc.                        5,980  117,268        0.1%
    Copa Holdings SA Class A                                   4,945  315,244        0.2%
#   Covanta Holding Corp.                                     21,961  357,086        0.2%
*   Covenant Transportation Group, Inc. Class A                2,210   44,001        0.0%
*   CPI Aerostructures, Inc.                                     800    5,520        0.0%
*   CRA International, Inc.                                    1,273   27,624        0.0%
#   Cubic Corp.                                                3,896  161,957        0.1%
    Curtiss-Wright Corp.                                       2,465  188,770        0.1%
#*  DigitalGlobe, Inc.                                         9,752  216,104        0.1%
#   Douglas Dynamics, Inc.                                     3,744   85,775        0.0%
*   Ducommun, Inc.                                             2,336   37,166        0.0%
#*  Dycom Industries, Inc.                                     4,292  303,015        0.2%
#   Dynamic Materials Corp.                                    1,500   14,655        0.0%
    Eastern Co. (The)                                            510    8,522        0.0%
*   Echo Global Logistics, Inc.                                4,967  116,079        0.1%
    Ecology and Environment, Inc. Class A                        210    2,300        0.0%
    EMCOR Group, Inc.                                          4,393  212,973        0.1%
    Encore Wire Corp.                                          3,696  141,372        0.1%
    EnerSys                                                    6,804  397,149        0.2%
*   Engility Holdings, Inc.                                    4,992   98,193        0.1%
    Ennis, Inc.                                                5,015   97,993        0.1%
    EnPro Industries, Inc.                                     3,775  221,139        0.1%
    ESCO Technologies, Inc.                                    3,879  149,264        0.1%
    Essendant, Inc.                                            5,951  183,231        0.1%
    Federal Signal Corp.                                      18,356  251,294        0.1%
    Fluor Corp.                                                7,932  433,563        0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Forward Air Corp.                                          1,550 $   70,649        0.0%
*   Franklin Covey Co.                                         3,400     55,998        0.0%
    Franklin Electric Co., Inc.                                8,211    259,385        0.1%
    FreightCar America, Inc.                                   1,330     22,810        0.0%
*   FTI Consulting, Inc.                                       7,648    308,214        0.2%
*   Fuel Tech, Inc.                                            1,990      3,423        0.0%
    G&K Services, Inc. Class A                                   537     37,939        0.0%
#   GATX Corp.                                                 8,248    378,913        0.2%
*   Gencor Industries, Inc.                                      600      8,658        0.0%
#   General Cable Corp.                                        7,128    111,482        0.1%
#*  Genesee & Wyoming, Inc. Class A                            9,858    641,854        0.3%
*   Gibraltar Industries, Inc.                                 5,999    158,674        0.1%
    Global Power Equipment Group, Inc.                         1,267      2,927        0.0%
*   Goldfield Corp. (The)                                      2,600      5,200        0.0%
*   GP Strategies Corp.                                          507     11,833        0.0%
    Granite Construction, Inc.                                 6,977    311,104        0.2%
*   Great Lakes Dredge & Dock Corp.                            8,738     39,933        0.0%
#   Greenbrier Cos., Inc. (The)                                4,175    125,208        0.1%
#   Griffon Corp.                                             10,396    164,361        0.1%
    H&E Equipment Services, Inc.                               5,698    115,271        0.1%
    Hardinge, Inc.                                             3,769     48,997        0.0%
#*  Hawaiian Holdings, Inc.                                    3,437    144,595        0.1%
    Heidrick & Struggles International, Inc.                   3,465     68,364        0.0%
*   Hertz Global Holdings, Inc.                               17,140    158,716        0.1%
*   Hill International, Inc.                                   5,419     22,977        0.0%
    Houston Wire & Cable Co.                                   4,069     29,744        0.0%
*   Hub Group, Inc. Class A                                    6,330    243,832        0.1%
    Hudson Global, Inc.                                        1,700      4,403        0.0%
*   Hudson Technologies, Inc.                                  4,957     17,350        0.0%
    Hurco Cos., Inc.                                           1,730     56,017        0.0%
*   Huron Consulting Group, Inc.                               4,024    223,775        0.1%
    Hyster-Yale Materials Handling, Inc.                       2,197    134,566        0.1%
*   ICF International, Inc.                                    3,572    140,630        0.1%
*   InnerWorkings, Inc.                                        3,409     27,852        0.0%
    Insteel Industries, Inc.                                   3,260     94,507        0.0%
#*  Intersections, Inc.                                        2,527      6,040        0.0%
    ITT Corp.                                                 16,650    638,860        0.3%
*   Jacobs Engineering Group, Inc.                            23,110  1,030,244        0.5%
*   JetBlue Airways Corp.                                     12,338    244,169        0.1%
    Kadant, Inc.                                               1,982     93,848        0.0%
#   Kaman Corp.                                                4,754    200,096        0.1%
    Kelly Services, Inc. Class A                               6,363    119,434        0.1%
*   Key Technology, Inc.                                         987      8,834        0.0%
*   KEYW Holding Corp. (The)                                   1,744     12,016        0.0%
    Kimball International, Inc. Class B                        3,051     35,514        0.0%
#*  Kirby Corp.                                               10,035    640,434        0.3%
*   KLX, Inc.                                                  8,224    277,313        0.1%
#   Knight Transportation, Inc.                               14,450    383,936        0.2%
    Korn/Ferry International                                   9,143    248,141        0.1%
#*  Kratos Defense & Security Solutions, Inc.                 12,683     67,347        0.0%
*   Lawson Products, Inc.                                      1,607     31,481        0.0%
*   Layne Christensen Co.                                      5,272     46,868        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    LB Foster Co. Class A                                      1,738 $   34,204        0.0%
#*  LMI Aerospace, Inc.                                        2,100     18,459        0.0%
    LS Starrett Co. (The) Class A                                489      5,291        0.0%
    LSI Industries, Inc.                                       5,575     70,524        0.0%
*   Lydall, Inc.                                               3,051    112,246        0.1%
    Macquarie Infrastructure Corp.                             7,713    542,918        0.3%
#*  Manitex International, Inc.                                  195      1,295        0.0%
    Manitowoc Co., Inc. (The)                                 18,924    107,867        0.1%
#*  Manitowoc Foodservice, Inc.                               18,924    284,049        0.1%
    ManpowerGroup, Inc.                                       13,825  1,064,940        0.5%
    Marten Transport, Ltd.                                     8,530    159,170        0.1%
*   MasTec, Inc.                                              13,070    296,166        0.1%
    Matson, Inc.                                               7,918    307,852        0.2%
    Matthews International Corp. Class A                       6,094    320,788        0.2%
    McGrath RentCorp                                           3,805     92,766        0.0%
*   Mercury Systems, Inc.                                      5,749    120,844        0.1%
*   MFRI, Inc.                                                 1,500     10,470        0.0%
    Miller Industries, Inc.                                    2,674     56,849        0.0%
*   Mistras Group, Inc.                                        4,951    120,656        0.1%
    Mobile Mini, Inc.                                          7,191    231,910        0.1%
*   Moog, Inc. Class A                                         5,995    292,916        0.1%
*   MRC Global, Inc.                                          18,108    253,150        0.1%
    Mueller Industries, Inc.                                  10,113    319,166        0.2%
#   Multi-Color Corp.                                            268     16,034        0.0%
*   MYR Group, Inc.                                            3,242     82,703        0.0%
#   National Presto Industries, Inc.                             238     20,751        0.0%
*   Navigant Consulting, Inc.                                  9,670    154,333        0.1%
*   NL Industries, Inc.                                       13,210     40,555        0.0%
    NN, Inc.                                                   3,518     52,911        0.0%
*   Northwest Pipe Co.                                         2,413     26,036        0.0%
*   On Assignment, Inc.                                        7,212    260,065        0.1%
    Orbital ATK, Inc.                                          2,741    238,467        0.1%
*   Orion Energy Systems, Inc.                                 5,713      8,455        0.0%
*   Orion Marine Group, Inc.                                   3,785     22,104        0.0%
#   Oshkosh Corp.                                             12,752    622,935        0.3%
    Owens Corning                                              3,537    162,950        0.1%
#*  PAM Transportation Services, Inc.                          1,458     36,027        0.0%
    Park-Ohio Holdings Corp.                                     540     13,743        0.0%
*   Patriot Transportation Holding, Inc.                         178      3,683        0.0%
    Powell Industries, Inc.                                    1,718     53,464        0.0%
*   PowerSecure International, Inc.                            2,906     54,400        0.0%
    Preformed Line Products Co.                                  707     29,673        0.0%
#   Primoris Services Corp.                                    8,780    205,364        0.1%
    Providence and Worcester Railroad Co.                        200      3,180        0.0%
    Quad/Graphics, Inc.                                        4,483     56,262        0.0%
    Quanex Building Products Corp.                             5,475    103,149        0.1%
*   Quanta Services, Inc.                                     29,506    699,882        0.3%
#   Raven Industries, Inc.                                     5,911     95,108        0.1%
#*  RBC Bearings, Inc.                                         2,988    219,020        0.1%
    RCM Technologies, Inc.                                     4,177     21,887        0.0%
    Regal Beloit Corp.                                         7,924    510,464        0.3%
    Resources Connection, Inc.                                 6,775    100,067        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                    4,859 $   57,433        0.0%
*   RPX Corp.                                                  7,173     79,477        0.0%
*   Rush Enterprises, Inc. Class A                             5,346    105,263        0.1%
*   Rush Enterprises, Inc. Class B                             1,650     32,092        0.0%
    Ryder System, Inc.                                         7,712    531,511        0.3%
*   Saia, Inc.                                                 3,680    106,426        0.1%
*   SIFCO Industries, Inc.                                       659      7,032        0.0%
    Simpson Manufacturing Co., Inc.                            8,720    327,872        0.2%
    SkyWest, Inc.                                              9,550    224,425        0.1%
*   SL Industries, Inc.                                          502     20,070        0.0%
*   SP Plus Corp.                                                703     15,663        0.0%
*   Sparton Corp.                                              2,441     52,384        0.0%
    Standex International Corp.                                  774     59,358        0.0%
    Steelcase, Inc. Class A                                   12,551    191,528        0.1%
*   Sterling Construction Co., Inc.                            1,634      8,562        0.0%
    Supreme Industries, Inc. Class A                           1,383     17,191        0.0%
#*  Swift Transportation Co.                                  13,606    226,132        0.1%
    TAL International Group, Inc.                              4,811     82,268        0.0%
#*  Team, Inc.                                                 3,550    101,991        0.1%
    Terex Corp.                                               11,384    271,964        0.1%
    Tetra Tech, Inc.                                          10,585    311,199        0.2%
*   Thermon Group Holdings, Inc.                               4,586     85,942        0.0%
    Titan International, Inc.                                  6,460     42,830        0.0%
#*  Titan Machinery, Inc.                                      2,923     37,999        0.0%
*   TRC Cos., Inc.                                             3,043     26,048        0.0%
*   TriMas Corp.                                               6,286    113,777        0.1%
#   Trinity Industries, Inc.                                  27,644    539,334        0.3%
#   Triumph Group, Inc.                                        7,220    261,220        0.1%
*   TrueBlue, Inc.                                             7,408    138,456        0.1%
*   Tutor Perini Corp.                                         8,673    137,207        0.1%
    Twin Disc, Inc.                                              322      4,267        0.0%
*   Ultralife Corp.                                              969      4,574        0.0%
    UniFirst Corp.                                             2,513    272,359        0.1%
*   United Rentals, Inc.                                      16,637  1,113,514        0.5%
    Universal Forest Products, Inc.                            3,625    277,856        0.1%
#   US Ecology, Inc.                                           1,246     56,107        0.0%
*   USA Truck, Inc.                                            2,492     44,158        0.0%
#   Valmont Industries, Inc.                                   1,866    261,949        0.1%
#*  Veritiv Corp.                                                808     33,144        0.0%
*   Versar, Inc.                                                 700      1,785        0.0%
    Viad Corp.                                                 3,496    104,006        0.1%
*   Virco Manufacturing Corp.                                  4,400     14,080        0.0%
*   Volt Information Sciences, Inc.                              148      1,111        0.0%
    VSE Corp.                                                    571     35,425        0.0%
#*  Wabash National Corp.                                     11,566    164,815        0.1%
    Waste Connections, Inc.                                   20,519  1,380,518        0.7%
    Watts Water Technologies, Inc. Class A                     4,891    273,260        0.1%
    Werner Enterprises, Inc.                                  13,206    334,640        0.2%
#*  Wesco Aircraft Holdings, Inc.                             17,418    251,342        0.1%
#*  WESCO International, Inc.                                  6,153    361,735        0.2%
*   Willis Lease Finance Corp.                                 2,293     55,445        0.0%
#   Woodward, Inc.                                             7,167    388,523        0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                      SHARES   VALUE+     ASSETS**
                                                                      ------ ----------- ----------
Industrials -- (Continued)
#*          XPO Logistics, Inc.                                        1,650 $    49,731        0.0%
                                                                             -----------       ----
Total Industrials                                                             41,515,900       20.2%
                                                                             -----------       ----
Information Technology -- (11.8%)
*           Actua Corp.                                                6,764      64,123        0.0%
#*          Acxiom Corp.                                              14,368     315,665        0.2%
*           ADDvantage Technologies Group, Inc.                        1,399       2,602        0.0%
            ADTRAN, Inc.                                               8,766     169,359        0.1%
*           Advanced Energy Industries, Inc.                             411      13,296        0.0%
*           Alpha & Omega Semiconductor, Ltd.                          4,559      59,221        0.0%
*           Amkor Technology, Inc.                                    26,567     151,698        0.1%
*           Anixter International, Inc.                                5,829     363,147        0.2%
*           ARRIS International P.L.C.                                13,659     311,015        0.2%
*           Arrow Electronics, Inc.                                   17,405   1,080,850        0.5%
            Astro-Med, Inc.                                            1,475      21,122        0.0%
            Avnet, Inc.                                               24,846   1,021,668        0.5%
            AVX Corp.                                                 24,864     328,702        0.2%
*           Aware, Inc.                                                2,090       8,715        0.0%
*           Axcelis Technologies, Inc.                                19,108      54,649        0.0%
*           AXT, Inc.                                                  7,116      18,288        0.0%
*           Bankrate, Inc.                                            10,834      99,023        0.1%
            Bel Fuse, Inc. Class B                                     2,080      34,653        0.0%
*           Benchmark Electronics, Inc.                                9,349     181,558        0.1%
            Black Box Corp.                                            2,926      42,778        0.0%
*           Blucora, Inc.                                              7,771      62,246        0.0%
(degrees)*  Bogen Corp.                                                1,000          --        0.0%
*           BroadVision, Inc.                                          1,325       8,626        0.0%
            Brocade Communications Systems, Inc.                      48,644     467,469        0.2%
            Brooks Automation, Inc.                                   15,210     143,887        0.1%
*           BSQUARE Corp.                                                300       1,869        0.0%
            Cabot Microelectronics Corp.                               4,406     184,567        0.1%
*           CACI International, Inc. Class A                           4,398     422,868        0.2%
*           Calix, Inc.                                                6,364      44,103        0.0%
*           Cascade Microtech, Inc.                                    3,735      78,099        0.0%
*           Checkpoint Systems, Inc.                                   7,181      72,672        0.0%
*           CIBER, Inc.                                               15,529      36,027        0.0%
#*          Cirrus Logic, Inc.                                        11,253     406,233        0.2%
*           Coherent, Inc.                                             3,557     332,224        0.2%
            Cohu, Inc.                                                 3,748      43,327        0.0%
            Communications Systems, Inc.                               2,300      14,789        0.0%
            Computer Sciences Corp.                                    8,127     269,248        0.1%
            Computer Task Group, Inc.                                    292       1,501        0.0%
            Comtech Telecommunications Corp.                           2,813      68,075        0.0%
#           Convergys Corp.                                           13,532     358,598        0.2%
#*          Cree, Inc.                                                17,165     420,714        0.2%
            CSG Systems International, Inc.                            1,615      71,674        0.0%
            CSP, Inc.                                                     66         431        0.0%
            CTS Corp.                                                  5,770      95,609        0.1%
*           CyberOptics Corp.                                          1,091      19,147        0.0%
            Cypress Semiconductor Corp.                               19,305     174,324        0.1%
            Daktronics, Inc.                                           7,457      64,876        0.0%
*           Datalink Corp.                                             4,830      38,785        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Information Technology -- (Continued)
*   Demand Media, Inc.                                          5,723 $   33,708        0.0%
*   DHI Group, Inc.                                            19,403    137,955        0.1%
*   Digi International, Inc.                                    5,135     54,277        0.0%
*   Diodes, Inc.                                                8,400    156,408        0.1%
*   DTS, Inc.                                                   3,365     73,424        0.0%
    EarthLink Holdings Corp.                                   13,041     75,768        0.0%
*   EchoStar Corp. Class A                                      8,200    335,544        0.2%
*   Edgewater Technology, Inc.                                  3,967     33,720        0.0%
#   Electro Rent Corp.                                          7,110     71,171        0.0%
*   Electro Scientific Industries, Inc.                         6,690     47,164        0.0%
#*  Electronics for Imaging, Inc.                               8,725    347,604        0.2%
*   Emcore Corp.                                                3,590     20,463        0.0%
#*  EnerNOC, Inc.                                               3,005     20,494        0.0%
*   Entegris, Inc.                                             25,413    337,739        0.2%
    Epiq Systems, Inc.                                          6,563     96,936        0.1%
*   ePlus, Inc.                                                 1,426    114,636        0.1%
*   Everi Holdings, Inc.                                        9,908     16,645        0.0%
*   Exar Corp.                                                  5,700     34,770        0.0%
*   ExlService Holdings, Inc.                                   4,572    221,239        0.1%
*   Fabrinet                                                    6,513    208,221        0.1%
*   Fairchild Semiconductor International, Inc.                17,877    357,540        0.2%
*   FARO Technologies, Inc.                                       696     20,212        0.0%
*   Finisar Corp.                                              18,857    310,386        0.2%
*   First Solar, Inc.                                          11,563    645,678        0.3%
*   Flextronics International, Ltd.                           101,466  1,232,812        0.6%
*   FormFactor, Inc.                                            8,486     65,342        0.0%
*   Frequency Electronics, Inc.                                 2,659     26,936        0.0%
*   GigPeak, Inc.                                               5,283     12,151        0.0%
*   GSE Systems, Inc.                                           2,922      7,451        0.0%
*   GSI Technology, Inc.                                        2,792     11,028        0.0%
    Hackett Group, Inc. (The)                                   6,432     95,708        0.1%
*   Harmonic, Inc.                                             12,015     41,572        0.0%
*   Higher One Holdings, Inc.                                   1,295      4,908        0.0%
#*  Hutchinson Technology, Inc.                                 7,181     26,211        0.0%
    IAC/InterActiveCorp                                         2,756    127,713        0.1%
*   II-VI, Inc.                                                 9,956    207,782        0.1%
*   Imation Corp.                                               9,733     15,281        0.0%
    Ingram Micro, Inc. Class A                                 27,656    966,577        0.5%
*   Insight Enterprises, Inc.                                   8,734    215,817        0.1%
*   Internap Corp.                                              5,426     12,371        0.0%
    Intersil Corp. Class A                                     24,463    285,972        0.2%
*   Intevac, Inc.                                               5,464     26,555        0.0%
*   IntraLinks Holdings, Inc.                                   9,115     81,215        0.1%
*   IntriCon Corp.                                                700      4,193        0.0%
*   InvenSense, Inc.                                            6,012     46,172        0.0%
*   Itron, Inc.                                                 6,446    265,060        0.1%
*   Ixia                                                       12,398    125,468        0.1%
    IXYS Corp.                                                  6,677     72,112        0.0%
    Jabil Circuit, Inc.                                        35,916    623,502        0.3%
*   Kemet Corp.                                                 5,338     12,384        0.0%
*   Key Tronic Corp.                                            2,718     19,379        0.0%
*   Kimball Electronics, Inc.                                   3,068     33,564        0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES  VALUE+   ASSETS**
                                                              ------ -------- ----------
Information Technology -- (Continued)
*   Knowles Corp.                                              5,635 $ 75,340        0.0%
*   Kulicke & Soffa Industries, Inc.                          11,177  119,817        0.1%
    Lexmark International, Inc. Class A                       11,322  437,029        0.2%
*   Limelight Networks, Inc.                                  15,365   26,889        0.0%
*   Liquidity Services, Inc.                                   2,928   16,338        0.0%
    Littelfuse, Inc.                                           2,458  286,308        0.2%
    ManTech International Corp. Class A                        3,986  134,727        0.1%
    Marchex, Inc. Class B                                      5,400   22,950        0.0%
    Marvell Technology Group, Ltd.                            45,835  457,433        0.2%
*   MaxLinear, Inc. Class A                                    3,890   65,157        0.0%
*   MeetMe, Inc.                                               3,827   13,088        0.0%
    Methode Electronics, Inc.                                  6,679  198,567        0.1%
#*  Microsemi Corp.                                            1,583   53,490        0.0%
    MKS Instruments, Inc.                                      9,769  350,316        0.2%
#*  ModusLink Global Solutions, Inc.                          11,199   16,351        0.0%
*   Monster Worldwide, Inc.                                   13,556   43,379        0.0%
*   Multi-Fineline Electronix, Inc.                            3,611   83,053        0.1%
*   Nanometrics, Inc.                                          3,419   61,063        0.0%
*   NAPCO Security Technologies, Inc.                          3,972   23,514        0.0%
    NCI, Inc. Class A                                            266    3,846        0.0%
*   NeoPhotonics Corp.                                         6,340   76,017        0.0%
*   NETGEAR, Inc.                                              5,858  248,379        0.1%
*   Newport Corp.                                              5,795  133,227        0.1%
#*  Oclaro, Inc.                                               3,894   19,665        0.0%
*   ON Semiconductor Corp.                                    74,879  709,104        0.4%
    Optical Cable Corp.                                        1,600    4,016        0.0%
*   OSI Systems, Inc.                                          3,714  189,005        0.1%
*   PAR Technology Corp.                                       4,662   29,790        0.0%
    Park Electrochemical Corp.                                 3,104   50,626        0.0%
    PC Connection, Inc.                                        5,294  125,838        0.1%
    PC-Tel, Inc.                                               4,282   19,183        0.0%
*   PCM, Inc.                                                  2,562   24,570        0.0%
*   PDF Solutions, Inc.                                        3,923   52,764        0.0%
*   Perficient, Inc.                                           6,440  134,467        0.1%
*   Photronics, Inc.                                          13,208  139,741        0.1%
*   Plexus Corp.                                               4,970  207,547        0.1%
*   Polycom, Inc.                                             22,139  264,561        0.1%
*   PRGX Global, Inc.                                          2,300   11,132        0.0%
*   Progress Software Corp.                                    4,083  104,198        0.1%
*   QLogic Corp.                                              15,183  198,745        0.1%
*   Qorvo, Inc.                                               17,362  781,811        0.4%
*   Qualstar Corp.                                             4,358    2,101        0.0%
*   Radisys Corp.                                              6,105   27,228        0.0%
#*  Rambus, Inc.                                              18,572  215,807        0.1%
*   RealNetworks, Inc.                                         5,224   23,821        0.0%
    Reis, Inc.                                                   442   11,125        0.0%
*   RetailMeNot, Inc.                                          6,938   58,487        0.0%
#   RF Industries, Ltd.                                          681    1,757        0.0%
    Richardson Electronics, Ltd.                               3,224   16,765        0.0%
*   Rofin-Sinar Technologies, Inc.                             4,507  145,080        0.1%
*   Rogers Corp.                                               3,033  173,973        0.1%
*   Rovi Corp.                                                15,081  265,727        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Information Technology -- (Continued)
*   Rudolph Technologies, Inc.                                  5,177 $    71,805        0.0%
*   Sanmina Corp.                                              13,274     313,930        0.2%
*   ScanSource, Inc.                                            4,738     192,742        0.1%
*   SciQuest, Inc.                                              2,667      36,858        0.0%
*   Seachange International, Inc.                               7,472      27,871        0.0%
*   Semtech Corp.                                               4,177      90,390        0.1%
*   ShoreTel, Inc.                                              9,193      56,261        0.0%
*   Sigma Designs, Inc.                                         7,808      49,425        0.0%
*   Silicon Laboratories, Inc.                                  6,264     293,155        0.2%
*   SMTC Corp.                                                  1,377       2,217        0.0%
*   Sonus Networks, Inc.                                          906       7,484        0.0%
*   StarTek, Inc.                                               5,100      20,910        0.0%
*   Super Micro Computer, Inc.                                  8,612     231,749        0.1%
*   Support.com, Inc.                                           7,652       6,581        0.0%
*   Sykes Enterprises, Inc.                                     7,627     222,327        0.1%
*   Synchronoss Technologies, Inc.                              1,141      35,451        0.0%
#   SYNNEX Corp.                                                7,365     608,128        0.3%
*   Systemax, Inc.                                              2,377      21,512        0.0%
#*  Tangoe, Inc.                                                2,842      25,066        0.0%
*   Tech Data Corp.                                             6,549     449,851        0.2%
*   TechTarget, Inc.                                            3,389      26,299        0.0%
*   Telenav, Inc.                                               2,378      13,555        0.0%
    Tessco Technologies, Inc.                                   1,784      29,579        0.0%
*   TiVo, Inc.                                                 14,529     144,999        0.1%
*   Tremor Video, Inc.                                            780       1,568        0.0%
*   TTM Technologies, Inc.                                     14,347      93,542        0.1%
*   Ultra Clean Holdings, Inc.                                  3,812      21,690        0.0%
*   Ultratech, Inc.                                             4,690     101,726        0.1%
*   United Online, Inc.                                         3,447      37,331        0.0%
#*  Veeco Instruments, Inc.                                     4,281      78,813        0.0%
*   Viavi Solutions, Inc.                                      40,095     261,018        0.1%
*   Vicon Industries, Inc.                                      1,400       1,260        0.0%
#   Vishay Intertechnology, Inc.                               25,079     304,961        0.2%
*   Vishay Precision Group, Inc.                                2,563      38,342        0.0%
*   Westell Technologies, Inc. Class A                          6,981       8,517        0.0%
*   Xcerra Corp.                                                7,107      41,931        0.0%
*   XO Group, Inc.                                              3,062      54,075        0.0%
*   YuMe, Inc.                                                  3,410      12,822        0.0%
*   Zynga, Inc. Class A                                       131,755     313,577        0.2%
                                                                      -----------       ----
Total Information Technology                                           27,985,288       13.6%
                                                                      -----------       ----
Materials -- (5.9%)
    A Schulman, Inc.                                            5,440     151,722        0.1%
#*  A. M. Castle & Co.                                          4,052      12,885        0.0%
    Airgas, Inc.                                               11,328   1,613,560        0.8%
#   Albemarle Corp.                                             4,734     313,201        0.2%
    Allegheny Technologies, Inc.                               15,128     247,192        0.1%
    American Vanguard Corp.                                     4,900      81,095        0.0%
    Ampco-Pittsburgh Corp.                                      1,688      32,224        0.0%
    Axiall Corp.                                                9,765     229,966        0.1%
*   Boise Cascade Co.                                           5,915     123,446        0.1%
    Cabot Corp.                                                 5,434     265,125        0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Materials -- (Continued)
    Calgon Carbon Corp.                                        9,329 $  152,902        0.1%
#   Carpenter Technology Corp.                                 7,704    272,799        0.1%
#*  Century Aluminum Co.                                      13,970    123,215        0.1%
    Chase Corp.                                                1,329     74,809        0.0%
*   Chemtura Corp.                                            12,114    337,375        0.2%
*   Clearwater Paper Corp.                                     2,904    173,485        0.1%
*   Coeur Mining, Inc.                                        12,671    102,635        0.1%
#   Commercial Metals Co.                                     21,100    378,112        0.2%
*   Core Molding Technologies, Inc.                            1,192     13,982        0.0%
    Domtar Corp.                                              11,305    436,825        0.2%
    Ferroglobe P.L.C.                                          6,528     66,520        0.0%
    Friedman Industries, Inc.                                  1,905     11,792        0.0%
    FutureFuel Corp.                                           7,094     79,737        0.0%
    Greif, Inc. Class A                                        3,639    126,273        0.1%
    Greif, Inc. Class B                                          400     18,436        0.0%
#   Hawkins, Inc.                                                556     21,756        0.0%
    Haynes International, Inc.                                   742     27,847        0.0%
    HB Fuller Co.                                             10,058    449,794        0.2%
#   Hecla Mining Co.                                          31,016    133,679        0.1%
    Huntsman Corp.                                            46,287    728,557        0.4%
    Innophos Holdings, Inc.                                    2,842    105,040        0.1%
    Innospec, Inc.                                             4,540    219,554        0.1%
    Kaiser Aluminum Corp.                                        233     22,095        0.0%
    KapStone Paper and Packaging Corp.                        15,385    244,468        0.1%
    KMG Chemicals, Inc.                                        1,201     28,452        0.0%
*   Kraton Performance Polymers, Inc.                          5,237    118,932        0.1%
#   Kronos Worldwide, Inc.                                     3,420     22,743        0.0%
#*  LSB Industries, Inc.                                       2,806     36,927        0.0%
    Materion Corp.                                             3,954    114,627        0.1%
    Mercer International, Inc.                                11,414     95,878        0.1%
    Minerals Technologies, Inc.                                6,427    384,977        0.2%
#   Olin Corp.                                                 6,776    147,649        0.1%
    Olympic Steel, Inc.                                        1,817     41,101        0.0%
*   OMNOVA Solutions, Inc.                                     7,319     52,331        0.0%
    PH Glatfelter Co.                                          7,539    172,869        0.1%
    Reliance Steel & Aluminum Co.                             13,569  1,003,699        0.5%
#*  Resolute Forest Products, Inc.                            12,581     73,096        0.0%
#   Royal Gold, Inc.                                           6,592    412,791        0.2%
    Schnitzer Steel Industries, Inc. Class A                   4,428     91,305        0.1%
    Schweitzer-Mauduit International, Inc.                     5,563    191,312        0.1%
    Sonoco Products Co.                                        5,349    250,815        0.1%
    Steel Dynamics, Inc.                                      44,309  1,117,030        0.6%
    Stepan Co.                                                 3,955    242,402        0.1%
*   Stillwater Mining Co.                                     18,875    230,275        0.1%
    SunCoke Energy, Inc.                                       9,442     70,154        0.0%
    Synalloy Corp.                                               842      7,132        0.0%
    TimkenSteel Corp.                                          3,807     48,501        0.0%
*   Trecora Resources                                          2,250     25,763        0.0%
    Tredegar Corp.                                             5,374     85,769        0.0%
    Tronox, Ltd. Class A                                       8,062     58,691        0.0%
#   United States Lime & Minerals, Inc.                          801     42,910        0.0%
    United States Steel Corp.                                 19,951    381,264        0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                       SHARES     VALUE+     ASSETS**
                                                                       ------- ------------ ----------
Materials -- (Continued)
*            Universal Stainless & Alloy Products, Inc.                  1,734 $     22,594        0.0%
             Westlake Chemical Corp.                                    13,576      681,379        0.3%
             Worthington Industries, Inc.                                6,968      263,042        0.1%
                                                                               ------------       ----
Total Materials                                                                  13,908,513        6.8%
                                                                               ------------       ----
Other -- (0.0%)
(degrees)*   Concord Camera Corp. Escrow Shares                          2,105           --        0.0%
(degrees)#*  Gerber Scientific, Inc. Escrow Shares                       6,375           --        0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                               1,700           --        0.0%
                                                                               ------------       ----
Total Other                                                                              --        0.0%
                                                                               ------------       ----
Telecommunication Services -- (1.4%)
             Atlantic Tele-Network, Inc.                                 2,726      196,027        0.1%
#*           Boingo Wireless, Inc.                                       4,503       34,628        0.0%
#            Consolidated Communications Holdings, Inc.                  8,667      204,888        0.1%
             Frontier Communications Corp.                             221,053    1,229,055        0.6%
*            General Communication, Inc. Class A                         8,670      146,523        0.1%
*            Hawaiian Telcom Holdco, Inc.                                  204        4,698        0.0%
#            IDT Corp. Class B                                           1,942       29,790        0.0%
#*           Iridium Communications, Inc.                               10,366       83,654        0.0%
*            Lumos Networks Corp.                                        2,662       33,940        0.0%
*            ORBCOMM, Inc.                                              11,547      114,431        0.1%
             Shenandoah Telecommunications Co.                           8,696      249,488        0.1%
             Spok Holdings, Inc.                                         4,392       74,620        0.0%
             Telephone & Data Systems, Inc.                             19,213      568,128        0.3%
*            United States Cellular Corp.                                4,345      185,271        0.1%
*            Vonage Holdings Corp.                                      15,106       70,545        0.0%
#            Windstream Holdings, Inc.                                  15,623      135,608        0.1%
                                                                               ------------       ----
Total Telecommunication Services                                                  3,361,294        1.6%
                                                                               ------------       ----
Utilities -- (0.8%)
*            Calpine Corp.                                              64,127    1,011,924        0.5%
             Consolidated Water Co., Ltd.                                2,550       35,419        0.0%
             Genie Energy, Ltd. Class B                                  1,745       12,861        0.0%
#            Ormat Technologies, Inc.                                    4,795      208,103        0.1%
             UGI Corp.                                                  17,533      705,528        0.4%
                                                                               ------------       ----
Total Utilities                                                                   1,973,835        1.0%
                                                                               ------------       ----
TOTAL COMMON STOCKS                                                             204,204,160       99.5%
                                                                               ------------       ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*  Enterprise Bank & Trust Rights 5/27/16                        338           40        0.0%
                                                                               ------------       ----

                                                                        FACE
                                                                       AMOUNT
                                                                       (000)
                                                                       -------
BONDS -- (0.0%)

Health Care -- (0.0%)
(degrees)    Catalyst Biosciences, Inc.                                  4,860        4,763        0.0%
                                                                               ------------
TOTAL INVESTMENT SECURITIES                                                     204,208,963
                                                                               ------------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES      VALUE+     ASSETS**
                                                                --------- ------------ ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.455%          308,795 $    308,795        0.2%
                                                                          ------------      -----
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund                            2,803,214   32,433,183       15.8%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $228,508,394)                         $236,950,941      115.5%
                                                                          ============      =====

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 29,319,602          --   --    $ 29,319,602
    Consumer Staples                7,422,869          --   --       7,422,869
    Energy                         16,283,049          --   --      16,283,049
    Financials                     52,842,853          --   --      52,842,853
    Health Care                     9,590,957          --   --       9,590,957
    Industrials                    41,515,900          --   --      41,515,900
    Information Technology         27,985,288          --   --      27,985,288
    Materials                      13,908,513          --   --      13,908,513
    Other                                  --          --   --              --
    Telecommunication Services      3,361,294          --   --       3,361,294
    Utilities                       1,973,835          --   --       1,973,835
 Rights/Warrants                           -- $        40   --              40
 Bonds
    Health Care                            --       4,763   --           4,763
 Temporary Cash Investments           308,795          --   --         308,795
 Securities Lending Collateral             --  32,433,183   --      32,433,183
                                 ------------ -----------   --    ------------
 TOTAL                           $204,512,955 $32,437,986   --    $236,950,941
                                 ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (95.5%)

Consumer Discretionary -- (12.6%)
#*  AutoNation, Inc.                                            1,231 $    62,350        0.0%
    Best Buy Co., Inc.                                         20,099     644,776        0.3%
#   BorgWarner, Inc.                                            4,141     148,745        0.1%
    Carnival Corp.                                             12,172     597,037        0.2%
#   CBS Corp. Class A                                             200      11,998        0.0%
    Comcast Corp. Class A                                     135,846   8,254,003        3.5%
    DR Horton, Inc.                                            22,605     679,506        0.3%
    Ford Motor Co.                                            178,787   2,424,352        1.0%
    Garmin, Ltd.                                                6,194     264,050        0.1%
    General Motors Co.                                         65,260   2,075,268        0.9%
    Goodyear Tire & Rubber Co. (The)                           18,679     541,131        0.2%
#   Harman International Industries, Inc.                         424      32,546        0.0%
    Hilton Worldwide Holdings, Inc.                             7,282     160,568        0.1%
    Johnson Controls, Inc.                                      5,528     228,859        0.1%
#   Kohl's Corp.                                               15,803     700,073        0.3%
#   Lennar Corp. Class A                                       13,724     621,834        0.3%
    Lennar Corp. Class B                                          200       7,192        0.0%
#*  Liberty Braves Group Class A                                  214       3,347        0.0%
*   Liberty Braves Group Class C                                  690      10,295        0.0%
*   Liberty Broadband Corp. Class A                             1,000      57,320        0.0%
*   Liberty Broadband Corp. Class C                             2,849     163,105        0.1%
*   Liberty Interactive Corp., QVC Group Class A               28,331     742,272        0.3%
*   Liberty Media Group Class A                                   535       9,791        0.0%
*   Liberty Media Group Class C                                 1,727      31,086        0.0%
*   Liberty SiriusXM Group Class A                              2,140      70,128        0.0%
*   Liberty SiriusXM Group Class C                              6,909     221,226        0.1%
*   Liberty Ventures Series A                                   6,043     241,720        0.1%
#*  Madison Square Garden Co. (The) Class A                       122      19,152        0.0%
*   MGM Resorts International                                  29,476     627,839        0.3%
*   Mohawk Industries, Inc.                                     3,196     615,646        0.3%
    News Corp. Class A                                         10,744     133,440        0.1%
    News Corp. Class B                                          1,165      15,098        0.0%
#   Penske Automotive Group, Inc.                               3,348     131,007        0.1%
    PulteGroup, Inc.                                           18,319     336,886        0.1%
    PVH Corp.                                                   2,726     260,606        0.1%
#   Ralph Lauren Corp.                                          1,064      99,175        0.0%
    Royal Caribbean Cruises, Ltd.                              10,475     810,765        0.3%
    Service Corp. International                                   123       3,280        0.0%
    Staples, Inc.                                              23,644     241,169        0.1%
    TEGNA, Inc.                                                 5,003     116,870        0.0%
    Time Warner Cable, Inc.                                    20,790   4,409,767        1.8%
    Time Warner, Inc.                                          47,918   3,600,559        1.5%
*   Toll Brothers, Inc.                                         5,980     163,254        0.1%
#   Visteon Corp.                                               1,883     150,019        0.1%
#   Whirlpool Corp.                                             3,450     600,783        0.2%
                                                                      -----------       ----
Total Consumer Discretionary                                           31,339,893       13.1%
                                                                      -----------       ----
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co.                                 26,634   1,063,762        0.4%
    Bunge, Ltd.                                                10,865     679,063        0.3%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
    CVS Health Corp.                                           43,727 $ 4,394,563        1.8%
    Ingredion, Inc.                                             1,763     202,904        0.1%
    JM Smucker Co. (The)                                        9,365   1,189,168        0.5%
    Kraft Heinz Co. (The)                                       5,142     401,436        0.2%
#   Molson Coors Brewing Co. Class B                            7,374     705,176        0.3%
    Mondelez International, Inc. Class A                       56,787   2,439,570        1.0%
    Pinnacle Foods, Inc.                                        8,438     359,374        0.2%
    Reynolds American, Inc.                                     7,022     348,291        0.1%
*   Seaboard Corp.                                                 12      36,036        0.0%
#   Tyson Foods, Inc. Class A                                  23,525   1,548,415        0.7%
    Wal-Mart Stores, Inc.                                       7,798     521,452        0.2%
                                                                      -----------       ----
Total Consumer Staples                                                 13,889,210        5.8%
                                                                      -----------       ----
Energy -- (14.9%)
    Anadarko Petroleum Corp.                                   17,146     904,623        0.4%
#   Apache Corp.                                                5,161     280,758        0.1%
    Baker Hughes, Inc.                                         21,515   1,040,465        0.4%
    Chevron Corp.                                              64,630   6,603,893        2.8%
#*  Concho Resources, Inc.                                      5,578     647,996        0.3%
    ConocoPhillips                                             39,739   1,899,127        0.8%
*   Continental Resources, Inc.                                 2,635      98,180        0.0%
    Devon Energy Corp.                                          9,770     338,824        0.2%
    EOG Resources, Inc.                                        18,054   1,491,622        0.6%
    Exxon Mobil Corp.                                         108,566   9,597,234        4.0%
*   FMC Technologies, Inc.                                      3,114      94,946        0.0%
    Halliburton Co.                                            10,760     444,496        0.2%
#   Helmerich & Payne, Inc.                                     8,159     539,473        0.2%
    Hess Corp.                                                 12,756     760,513        0.3%
    HollyFrontier Corp.                                        10,761     383,092        0.2%
    Marathon Oil Corp.                                         39,285     553,526        0.2%
    Marathon Petroleum Corp.                                   26,741   1,045,038        0.4%
#   National Oilwell Varco, Inc.                               19,350     697,374        0.3%
    Noble Energy, Inc.                                          7,041     254,251        0.1%
    Occidental Petroleum Corp.                                 22,765   1,744,937        0.7%
    Phillips 66                                                24,421   2,005,208        0.8%
    Pioneer Natural Resources Co.                               3,900     647,790        0.3%
    Schlumberger, Ltd.                                         22,912   1,840,750        0.8%
    Tesoro Corp.                                               10,142     808,216        0.3%
#   Transocean, Ltd.                                           14,888     164,959        0.1%
    Valero Energy Corp.                                        31,170   1,834,978        0.8%
*   Weatherford International P.L.C.                           43,409     352,915        0.2%
                                                                      -----------       ----
Total Energy                                                           37,075,184       15.5%
                                                                      -----------       ----
Financials -- (20.2%)
    Aflac, Inc.                                                13,030     898,679        0.4%
*   Alleghany Corp.                                               328     170,980        0.1%
    Allied World Assurance Co. Holdings AG                      3,841     136,663        0.1%
    Allstate Corp. (The)                                       18,122   1,178,836        0.5%
*   Ally Financial, Inc.                                       19,185     341,685        0.1%
    American Financial Group, Inc.                              4,802     331,866        0.1%
    American International Group, Inc.                         33,331   1,860,536        0.8%
    Assurant, Inc.                                              3,668     310,203        0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES    VALUE+    ASSETS**
                                                              ------- ---------- ----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.                                 5,705 $  303,905        0.1%
    Bank of America Corp.                                     173,842  2,531,140        1.1%
    Bank of New York Mellon Corp. (The)                        38,150  1,535,156        0.6%
    BB&T Corp.                                                 20,405    721,929        0.3%
    Capital One Financial Corp.                                24,451  1,770,008        0.7%
    Chubb, Ltd.                                                 6,016    709,046        0.3%
    Cincinnati Financial Corp.                                  3,619    238,890        0.1%
    CIT Group, Inc.                                             4,956    171,329        0.1%
    Citigroup, Inc.                                            97,195  4,498,185        1.9%
    CME Group, Inc.                                             8,016    736,751        0.3%
    CNA Financial Corp.                                         3,404    107,566        0.1%
    Comerica, Inc.                                              1,994     88,534        0.0%
*   E*TRADE Financial Corp.                                     3,600     90,648        0.0%
    Endurance Specialty Holdings, Ltd.                          1,441     92,195        0.0%
    Everest Re Group, Ltd.                                      3,039    561,911        0.2%
    Fifth Third Bancorp                                        57,146  1,046,343        0.4%
#   FNF Group                                                   2,800     89,320        0.0%
    Goldman Sachs Group, Inc. (The)                            16,497  2,707,323        1.1%
    Hartford Financial Services Group, Inc. (The)              25,158  1,116,512        0.5%
    Huntington Bancshares, Inc.                                37,707    379,332        0.2%
    Invesco, Ltd.                                               5,000    155,050        0.1%
    Investors Bancorp, Inc.                                     4,600     53,130        0.0%
    JPMorgan Chase & Co.                                      133,382  8,429,742        3.5%
    KeyCorp                                                    23,465    288,385        0.1%
    Legg Mason, Inc.                                            5,988    192,275        0.1%
    Leucadia National Corp.                                     6,361    106,101        0.1%
    Lincoln National Corp.                                     13,849    601,739        0.3%
    Loews Corp.                                                15,312    607,580        0.3%
#   M&T Bank Corp.                                              2,119    250,720        0.1%
    MetLife, Inc.                                              19,163    864,251        0.4%
    Morgan Stanley                                             30,821    834,016        0.4%
    Nasdaq, Inc.                                                8,336    514,415        0.2%
    New York Community Bancorp, Inc.                            5,794     87,084        0.0%
    Old Republic International Corp.                            9,266    171,328        0.1%
#   PacWest Bancorp                                             2,823    112,864        0.1%
#   People's United Financial, Inc.                             5,909     91,590        0.0%
    PNC Financial Services Group, Inc. (The)                   15,500  1,360,590        0.6%
    Principal Financial Group, Inc.                            19,102    815,273        0.3%
    Prudential Financial, Inc.                                 10,162    788,978        0.3%
    Raymond James Financial, Inc.                               1,581     82,481        0.0%
    Regions Financial Corp.                                    62,211    583,539        0.3%
    Reinsurance Group of America, Inc.                          3,578    340,697        0.1%
#   RenaissanceRe Holdings, Ltd.                                2,550    282,820        0.1%
#*  Santander Consumer USA Holdings, Inc.                       4,806     63,295        0.0%
    State Street Corp.                                          5,483    341,591        0.1%
    SunTrust Banks, Inc.                                       16,243    677,983        0.3%
*   Synchrony Financial                                        14,289    436,815        0.2%
    Synovus Financial Corp.                                     1,350     42,066        0.0%
    Travelers Cos., Inc. (The)                                 14,243  1,565,306        0.7%
    Unum Group                                                 13,454    460,261        0.2%
    Voya Financial, Inc.                                        6,430    208,782        0.1%
    Wells Fargo & Co.                                          67,777  3,387,494        1.4%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Financials -- (Continued)
#   WR Berkley Corp.                                            3,665 $   205,240        0.1%
    XL Group P.L.C.                                            13,379     437,895        0.2%
#   Zions Bancorporation                                        8,125     223,600        0.1%
                                                                      -----------       ----
Total Financials                                                       50,390,447       21.1%
                                                                      -----------       ----
Health Care -- (9.4%)
    Aetna, Inc.                                                22,358   2,510,133        1.0%
*   Allergan P.L.C.                                             6,107   1,322,532        0.6%
    Anthem, Inc.                                               16,612   2,338,471        1.0%
*   Boston Scientific Corp.                                    23,494     514,988        0.2%
    Cigna Corp.                                                 3,559     493,064        0.2%
*   DaVita HealthCare Partners, Inc.                            4,013     296,561        0.1%
*   Express Scripts Holding Co.                                31,513   2,323,453        1.0%
*   Hologic, Inc.                                               2,863      96,168        0.0%
    Humana, Inc.                                                7,894   1,397,791        0.6%
*   Laboratory Corp. of America Holdings                        2,703     338,740        0.1%
*   Mallinckrodt P.L.C.                                         4,682     292,719        0.1%
    Medtronic P.L.C.                                           20,707   1,638,959        0.7%
*   Mylan NV                                                    9,261     386,276        0.2%
#   Perrigo Co. P.L.C.                                          1,176     113,684        0.0%
    Pfizer, Inc.                                              201,515   6,591,556        2.8%
    Quest Diagnostics, Inc.                                     8,942     672,170        0.3%
#   Teleflex, Inc.                                              1,412     219,961        0.1%
    Thermo Fisher Scientific, Inc.                             12,872   1,856,786        0.8%
    Zimmer Biomet Holdings, Inc.                                  974     112,760        0.0%
                                                                      -----------       ----
Total Health Care                                                      23,516,772        9.8%
                                                                      -----------       ----
Industrials -- (12.3%)
    ADT Corp. (The)                                            14,301     600,356        0.3%
*   AECOM                                                       2,376      77,196        0.0%
#   AGCO Corp.                                                  4,620     247,031        0.1%
    AMERCO                                                        288     101,376        0.0%
    Carlisle Cos., Inc.                                         1,896     193,202        0.1%
#   Caterpillar, Inc.                                          18,468   1,435,333        0.6%
    Chicago Bridge & Iron Co. NV                                2,787     112,177        0.0%
    CSX Corp.                                                  59,904   1,633,582        0.7%
#   Cummins, Inc.                                               2,347     274,669        0.1%
    Danaher Corp.                                               4,137     400,255        0.2%
    Dover Corp.                                                 9,095     597,542        0.3%
    Eaton Corp. P.L.C.                                         18,170   1,149,616        0.5%
    FedEx Corp.                                                10,735   1,772,456        0.7%
    Fluor Corp.                                                 5,195     283,959        0.1%
    General Electric Co.                                      143,254   4,405,061        1.8%
*   Hertz Global Holdings, Inc.                                23,665     219,138        0.1%
    Ingersoll-Rand P.L.C.                                       6,657     436,300        0.2%
*   Jacobs Engineering Group, Inc.                              5,998     267,391        0.1%
*   JetBlue Airways Corp.                                      30,632     606,207        0.3%
#   Kansas City Southern                                        6,637     628,856        0.3%
    L-3 Communications Holdings, Inc.                           4,691     617,007        0.3%
    ManpowerGroup, Inc.                                         3,212     247,420        0.1%
    Norfolk Southern Corp.                                     17,791   1,603,147        0.7%
    Northrop Grumman Corp.                                      6,143   1,267,055        0.5%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Industrials -- (Continued)
    Owens Corning                                               8,954 $   412,511        0.2%
#   PACCAR, Inc.                                                7,076     416,847        0.2%
#   Pentair P.L.C.                                             11,548     670,708        0.3%
    Republic Services, Inc.                                    26,786   1,260,817        0.5%
    Southwest Airlines Co.                                     43,565   1,943,435        0.8%
    Stanley Black & Decker, Inc.                               13,721   1,535,654        0.6%
    Textron, Inc.                                              13,411     518,738        0.2%
    Union Pacific Corp.                                        41,458   3,616,381        1.5%
*   United Continental Holdings, Inc.                           9,373     429,377        0.2%
*   United Rentals, Inc.                                        4,224     282,712        0.1%
#   Waste Connections, Inc.                                     8,500     571,880        0.2%
                                                                      -----------       ----
Total Industrials                                                      30,835,392       12.9%
                                                                      -----------       ----
Information Technology -- (11.4%)
    Activision Blizzard, Inc.                                  32,373   1,115,897        0.5%
    Amdocs, Ltd.                                                1,765      99,793        0.0%
*   ARRIS International P.L.C.                                  1,064      24,227        0.0%
*   Arrow Electronics, Inc.                                     8,344     518,162        0.2%
    Avnet, Inc.                                                12,553     516,179        0.2%
    Brocade Communications Systems, Inc.                       16,952     162,909        0.1%
    CA, Inc.                                                   35,939   1,065,951        0.4%
    Cisco Systems, Inc.                                       196,863   5,411,764        2.3%
    Computer Sciences Corp.                                     3,590     118,937        0.1%
    Corning, Inc.                                              38,052     710,431        0.3%
*   EchoStar Corp. Class A                                      2,788     114,085        0.0%
    EMC Corp.                                                  59,307   1,548,506        0.6%
    Fidelity National Information Services, Inc.               17,792   1,170,714        0.5%
#*  First Solar, Inc.                                           3,424     191,196        0.1%
*   Flextronics International, Ltd.                             9,665     117,430        0.1%
    Hewlett Packard Enterprise Co.                            106,724   1,778,022        0.7%
    HP, Inc.                                                  106,724   1,309,503        0.5%
    IAC/InterActiveCorp                                         3,001     139,066        0.1%
    Ingram Micro, Inc. Class A                                  7,945     277,678        0.1%
    Intel Corp.                                               177,561   5,376,547        2.3%
#   Jabil Circuit, Inc.                                         4,670      81,071        0.0%
    Juniper Networks, Inc.                                     10,755     251,667        0.1%
    Lam Research Corp.                                          7,424     567,194        0.2%
    Marvell Technology Group, Ltd.                             12,733     127,075        0.1%
*   Micron Technology, Inc.                                    38,087     409,435        0.2%
#   NetApp, Inc.                                               10,287     243,185        0.1%
#   NVIDIA Corp.                                               22,756     808,521        0.3%
*   Qorvo, Inc.                                                 2,900     130,587        0.1%
    QUALCOMM, Inc.                                             28,866   1,458,310        0.6%
    SanDisk Corp.                                               1,841     138,314        0.1%
    Symantec Corp.                                             16,045     267,069        0.1%
*   Synopsys, Inc.                                                628      29,843        0.0%
    TE Connectivity, Ltd.                                      10,693     636,020        0.3%
#   Western Digital Corp.                                       8,536     348,824        0.1%
    Xerox Corp.                                                71,389     685,334        0.3%
*   Yahoo!, Inc.                                               14,597     534,250        0.2%
                                                                      -----------       ----
Total Information Technology                                           28,483,696       11.9%
                                                                      -----------       ----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                                SHARES     VALUE+     ASSETS**
                                                                ------- ------------ ----------
Materials -- (4.0%)
      Airgas, Inc.                                                1,430 $    203,689        0.1%
      Albemarle Corp.                                             1,502       99,372        0.0%
      Alcoa, Inc.                                                60,545      676,288        0.3%
      Ashland, Inc.                                               5,366      598,846        0.2%
      Bemis Co., Inc.                                               266       13,348        0.0%
      CF Industries Holdings, Inc.                                5,867      194,022        0.1%
      Dow Chemical Co. (The)                                      7,551      397,258        0.2%
      Eastman Chemical Co.                                        8,248      629,982        0.3%
#     Freeport-McMoRan, Inc.                                     31,643      443,002        0.2%
      International Paper Co.                                    29,288    1,267,292        0.5%
#     Martin Marietta Materials, Inc.                             1,302      220,337        0.1%
#     Mosaic Co. (The)                                           20,583      576,118        0.2%
      Newmont Mining Corp.                                       44,779    1,565,922        0.7%
      Nucor Corp.                                                25,339    1,261,375        0.5%
      Reliance Steel & Aluminum Co.                               4,377      323,767        0.1%
      Steel Dynamics, Inc.                                       10,979      276,781        0.1%
      Vulcan Materials Co.                                        6,402      689,047        0.3%
      Westlake Chemical Corp.                                     3,502      175,765        0.1%
      WestRock Co.                                                9,200      385,020        0.2%
                                                                        ------------      -----
Total Materials                                                            9,997,231        4.2%
                                                                        ------------      -----
Telecommunication Services -- (4.7%)
      AT&T, Inc.                                                242,848    9,427,359        3.9%
      CenturyLink, Inc.                                          34,478    1,067,094        0.5%
#     Frontier Communications Corp.                              52,082      289,576        0.1%
*     Level 3 Communications, Inc.                                8,839      461,926        0.2%
#*    Sprint Corp.                                               33,154      113,718        0.1%
#*    T-Mobile US, Inc.                                          11,931      468,650        0.2%
                                                                        ------------      -----
Total Telecommunication Services                                          11,828,323        5.0%
                                                                        ------------      -----
Utilities -- (0.4%)
*     Calpine Corp.                                              17,216      271,668        0.1%
#     NRG Energy, Inc.                                           20,677      312,223        0.1%
      UGI Corp.                                                  11,768      473,544        0.2%
                                                                        ------------      -----
Total Utilities                                                            1,057,435        0.4%
                                                                        ------------      -----
TOTAL COMMON STOCKS                                                      238,413,583       99.7%
                                                                        ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.455%        324,294      324,294        0.1%
                                                                        ------------      -----
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund                            935,058   10,818,625        4.6%
                                                                        ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $200,874,620)                       $249,556,502      104.4%
                                                                        ============      =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 31,339,893          --   --    $ 31,339,893
    Consumer Staples               13,889,210          --   --      13,889,210
    Energy                         37,075,184          --   --      37,075,184
    Financials                     50,390,447          --   --      50,390,447
    Health Care                    23,516,772          --   --      23,516,772
    Industrials                    30,835,392          --   --      30,835,392
    Information Technology         28,483,696          --   --      28,483,696
    Materials                       9,997,231          --   --       9,997,231
    Telecommunication Services     11,828,323          --   --      11,828,323
    Utilities                       1,057,435          --   --       1,057,435
 Temporary Cash Investments           324,294          --   --         324,294
 Securities Lending Collateral             -- $10,818,625   --      10,818,625
                                 ------------ -----------   --    ------------
 TOTAL                           $238,737,877 $10,818,625   --    $249,556,502
                                 ============ ===========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (93.2%)

AUSTRALIA -- (5.9%)
    Aurizon Holdings, Ltd.                                     85,734 $   276,989        0.2%
    Australia & New Zealand Banking Group, Ltd.                73,409   1,345,581        0.8%
#   Bank of Queensland, Ltd.                                   10,621      90,316        0.1%
    Bendigo & Adelaide Bank, Ltd.                              13,914      97,951        0.1%
    BHP Billiton, Ltd.                                        136,342   2,129,245        1.3%
    BHP Billiton, Ltd. Sponsored ADR                            1,200      37,608        0.0%
    Boral, Ltd.                                                28,197     137,239        0.1%
#   Fortescue Metals Group, Ltd.                              214,276     550,688        0.3%
    Incitec Pivot, Ltd.                                        50,399     122,476        0.1%
    Macquarie Group, Ltd.                                       2,571     123,156        0.1%
    National Australia Bank, Ltd.                               3,464      71,068        0.0%
*   Newcrest Mining, Ltd.                                      60,155     877,157        0.5%
    Oil Search, Ltd.                                            8,897      47,169        0.0%
    Orica, Ltd.                                                12,473     144,120        0.1%
    Origin Energy, Ltd.                                        40,331     165,740        0.1%
    QBE Insurance Group, Ltd.                                  46,090     387,923        0.2%
    Rio Tinto, Ltd.                                            21,462     837,415        0.5%
    Santos, Ltd.                                               76,960     277,248        0.2%
*   South32, Ltd.                                              60,870      76,126        0.1%
*   South32, Ltd. ADR                                             480       2,981        0.0%
    Star Entertainment Grp, Ltd. (The)                         17,525      74,831        0.1%
    Suncorp Group, Ltd.                                        40,680     384,758        0.2%
    Tatts Group, Ltd.                                          19,169      54,625        0.0%
    Treasury Wine Estates, Ltd.                                21,869     153,985        0.1%
    Wesfarmers, Ltd.                                           18,201     589,345        0.4%
    Woodside Petroleum, Ltd.                                   56,561   1,210,971        0.7%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        10,266,711        6.3%
                                                                      -----------        ---
AUSTRIA -- (0.0%)
    OMV AG                                                      1,368      41,163        0.0%
*   Raiffeisen Bank International AG                            1,217      19,481        0.0%
                                                                      -----------        ---
TOTAL AUSTRIA                                                              60,644        0.0%
                                                                      -----------        ---
BELGIUM -- (1.5%)
    Ageas                                                       7,291     286,505        0.2%
    Colruyt SA                                                  1,641      94,623        0.1%
    Delhaize Group                                              6,502     683,260        0.4%
    KBC Groep NV                                                7,435     418,308        0.2%
#   Proximus SADP                                               5,988     201,819        0.1%
    Solvay SA                                                   4,955     501,994        0.3%
    UCB SA                                                      2,106     157,969        0.1%
#   Umicore SA                                                  5,531     276,105        0.2%
                                                                      -----------        ---
TOTAL BELGIUM                                                           2,620,583        1.6%
                                                                      -----------        ---
CANADA -- (8.6%)
    Agnico Eagle Mines, Ltd.                                    4,432     209,235        0.1%
#   AltaGas, Ltd.                                               2,279      55,399        0.0%
    Bank of Montreal                                           29,618   1,929,909        1.2%
    Barrick Gold Corp.                                         10,614     205,593        0.1%
*   BlackBerry, Ltd.(09228F103)                                32,076     226,457        0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
CANADA -- (Continued)
#*  BlackBerry, Ltd.(BCBHZ31)                                  4,071 $    28,747        0.0%
    Cameco Corp.                                              21,467     268,552        0.2%
    Canadian Natural Resources, Ltd.(136385101)               57,482   1,725,610        1.1%
    Canadian Natural Resources, Ltd.(2171573)                  2,781      83,516        0.1%
    Canadian Tire Corp., Ltd. Class A                            280      30,499        0.0%
    Cenovus Energy, Inc.                                      36,533     578,683        0.4%
    Crescent Point Energy Corp.(22576C101)                    15,573     261,938        0.2%
    Crescent Point Energy Corp.(B67C8W8)                      22,411     377,595        0.2%
    E-L Financial Corp., Ltd.                                    100      56,668        0.0%
    Eldorado Gold Corp.                                       15,995      67,339        0.0%
    Empire Co., Ltd.                                          16,101     267,559        0.2%
    Encana Corp.                                              43,240     331,218        0.2%
    Fairfax Financial Holdings, Ltd.                             951     509,721        0.3%
    Finning International, Inc.                               12,465     221,543        0.1%
#   First Quantum Minerals, Ltd.                              28,330     241,370        0.2%
#   Genworth MI Canada, Inc.                                   2,485      64,328        0.0%
    Goldcorp, Inc.(380956409)                                 21,368     430,565        0.3%
    Goldcorp, Inc.(2676302)                                    4,000      80,593        0.1%
    Hudson's Bay Co.                                           2,100      27,917        0.0%
    Husky Energy, Inc.                                        19,761     249,003        0.2%
    Industrial Alliance Insurance & Financial Services, Inc.   6,574     218,487        0.1%
*   Kinross Gold Corp.                                        70,884     403,938        0.3%
*   Lundin Mining Corp.                                       15,090      59,292        0.0%
    Manulife Financial Corp.(56501R106)                       34,727     511,529        0.3%
    Manulife Financial Corp.(2492519)                         36,620     539,946        0.3%
    Maple Leaf Foods, Inc.                                     2,967      61,435        0.0%
*   MEG Energy Corp.                                           2,098      11,120        0.0%
    National Bank of Canada                                    3,700     132,229        0.1%
#*  Pacific Exploration and Production Corp.                  15,451       2,936        0.0%
    Silver Wheaton Corp.                                       8,589     179,940        0.1%
#   Sun Life Financial, Inc.(2566124)                          9,704     331,020        0.2%
    Sun Life Financial, Inc.(866796105)                        9,496     323,814        0.2%
    Suncor Energy, Inc.(867224107)                            35,374   1,038,934        0.6%
    Suncor Energy, Inc.(B3NB1P2)                              55,331   1,624,164        1.0%
    Teck Resources, Ltd. Class B(878742204)                    9,000     110,250        0.1%
    Teck Resources, Ltd. Class B(2879327)                     14,790     181,059        0.1%
*   Tourmaline Oil Corp.                                      10,473     241,563        0.2%
*   Turquoise Hill Resources, Ltd.                            38,520     115,127        0.1%
    Whitecap Resources, Inc.                                   6,335      47,511        0.0%
    WSP Global, Inc.                                           3,103     104,390        0.1%
    Yamana Gold, Inc.                                         39,300     194,824        0.1%
                                                                     -----------        ---
TOTAL CANADA                                                          14,963,065        9.2%
                                                                     -----------        ---
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A                             131     178,478        0.1%
    AP Moeller - Maersk A.S. Class B                             250     351,876        0.2%
    Carlsberg A.S. Class B                                     4,033     393,146        0.3%
    Danske Bank A.S.                                          13,454     380,675        0.2%
    DSV A.S.                                                   7,831     329,671        0.2%
#*  H Lundbeck A.S.                                            1,633      54,563        0.0%
    ISS A.S.                                                   6,490     246,520        0.2%
    Vestas Wind Systems A.S.                                  12,965     928,061        0.6%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
DENMARK -- (Continued)
*   William Demant Holding A.S.                                   618 $    63,549        0.0%
                                                                      -----------        ---
TOTAL DENMARK                                                           2,926,539        1.8%
                                                                      -----------        ---
FINLAND -- (0.7%)
    Fortum Oyj                                                 14,634     220,630        0.1%
    Neste Oyj                                                   2,951      94,563        0.1%
#   Stora Enso Oyj Class R                                     36,977     323,293        0.2%
    UPM-Kymmene Oyj                                            28,075     537,414        0.3%
                                                                      -----------        ---
TOTAL FINLAND                                                           1,175,900        0.7%
                                                                      -----------        ---
FRANCE -- (8.9%)
#   AXA SA                                                     54,203   1,368,604        0.8%
    BNP Paribas SA                                             18,138     960,569        0.6%
    Bollore SA                                                 24,448      96,819        0.1%
#   Bouygues SA                                                12,585     419,948        0.3%
#   Casino Guichard Perrachon SA                                4,118     245,082        0.2%
    Cie de Saint-Gobain                                        30,917   1,416,695        0.9%
    Cie Generale des Etablissements Michelin                    2,923     305,307        0.2%
    CNP Assurances                                             13,293     226,516        0.1%
    Credit Agricole SA                                         16,841     186,409        0.1%
    Electricite de France SA                                    7,469     107,306        0.1%
    Engie SA                                                   70,881   1,169,071        0.7%
    Natixis SA                                                 41,903     231,218        0.1%
    Orange SA                                                  83,508   1,387,395        0.9%
*   Peugeot SA                                                 35,073     565,242        0.3%
    Renault SA                                                 12,571   1,212,948        0.7%
#   SCOR SE                                                     6,748     229,875        0.1%
    Societe Generale SA                                        30,614   1,204,574        0.7%
    STMicroelectronics NV                                      35,091     215,754        0.1%
#   Total SA                                                   70,675   3,571,971        2.2%
    Vivendi SA                                                 14,287     274,458        0.2%
                                                                      -----------        ---
TOTAL FRANCE                                                           15,395,761        9.4%
                                                                      -----------        ---
GERMANY -- (7.4%)
    Allianz SE                                                 12,806   2,178,657        1.3%
    Allianz SE Sponsored ADR                                   37,493     638,881        0.4%
    Bayerische Motoren Werke AG                                17,255   1,596,321        1.0%
    Commerzbank AG                                             25,181     236,131        0.1%
    Daimler AG                                                 39,844   2,776,196        1.7%
    Deutsche Bank AG(D18190898)                                17,969     340,692        0.2%
    Deutsche Bank AG(5750355)                                  11,239     213,012        0.1%
#   Deutsche Lufthansa AG                                      17,230     268,268        0.2%
    E.ON SE                                                   137,213   1,422,099        0.9%
    Fraport AG Frankfurt Airport Services Worldwide             2,342     141,978        0.1%
    Hannover Rueck SE                                           1,277     145,988        0.1%
    HeidelbergCement AG                                         6,512     579,837        0.4%
    Metro AG                                                   10,827     345,421        0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG               2,898     538,755        0.3%
    Osram Licht AG                                                390      20,365        0.0%
*   RWE AG                                                     60,150     901,203        0.5%
*   Talanx AG                                                   3,757     125,035        0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
GERMANY -- (Continued)
    Telefonica Deutschland Holding AG                          21,792 $   110,877        0.1%
    Volkswagen AG                                               1,359     217,028        0.1%
                                                                      -----------        ---
TOTAL GERMANY                                                          12,796,744        7.8%
                                                                      -----------        ---
HONG KONG -- (2.4%)
#   Bank of East Asia, Ltd. (The)                              18,154      65,746        0.0%
    Cathay Pacific Airways, Ltd.                               75,000     119,190        0.1%
    CK Hutchison Holdings, Ltd.                                51,012     609,960        0.4%
    FIH Mobile, Ltd.                                          138,000      59,264        0.0%
    Guoco Group, Ltd.                                           1,000      11,011        0.0%
    Hang Lung Group, Ltd.                                      48,000     147,537        0.1%
    Hang Lung Properties, Ltd.                                103,000     205,091        0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                     10,552      12,574        0.0%
    Hopewell Holdings, Ltd.                                     3,500      11,789        0.0%
    Kerry Properties, Ltd.                                     26,500      72,181        0.0%
    MTR Corp., Ltd.                                            52,378     259,290        0.2%
    New World Development Co., Ltd.                           424,737     422,950        0.3%
    NWS Holdings, Ltd.                                         60,896      92,654        0.1%
    Orient Overseas International, Ltd.                         1,000       3,801        0.0%
    Shangri-La Asia, Ltd.                                      76,000      92,943        0.1%
    Sino Land Co., Ltd.                                        95,388     149,754        0.1%
    Sun Hung Kai Properties, Ltd.                              63,362     798,559        0.5%
    Swire Pacific, Ltd. Class A                                31,500     341,529        0.2%
    Swire Pacific, Ltd. Class B                                47,500      92,490        0.1%
    Wharf Holdings, Ltd. (The)                                 52,635     284,156        0.2%
    Wheelock & Co., Ltd.                                       53,000     244,687        0.1%
    Yue Yuen Industrial Holdings, Ltd.                         15,000      54,733        0.0%
                                                                      -----------        ---
TOTAL HONG KONG                                                         4,151,889        2.6%
                                                                      -----------        ---
IRELAND -- (0.2%)
*   Bank of Ireland                                           725,026     220,174        0.1%
    CRH P.L.C. Sponsored ADR                                    5,366     156,204        0.1%
                                                                      -----------        ---
TOTAL IRELAND                                                             376,378        0.2%
                                                                      -----------        ---
ISRAEL -- (0.5%)
    Azrieli Group, Ltd.                                           963      38,577        0.0%
    Bank Hapoalim BM                                           64,982     334,743        0.2%
*   Bank Leumi Le-Israel BM                                    45,259     168,197        0.1%
    Israel Chemicals, Ltd.                                     12,721      63,375        0.1%
    Mizrahi Tefahot Bank, Ltd.                                  9,872     114,824        0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          3,769     205,222        0.1%
                                                                      -----------        ---
TOTAL ISRAEL                                                              924,938        0.6%
                                                                      -----------        ---
ITALY -- (1.2%)
    Eni SpA                                                    62,126   1,014,948        0.6%
    Mediobanca SpA                                             19,600     161,454        0.1%
*   Telecom Italia SpA Sponsored ADR                           18,000     175,680        0.1%
    UniCredit SpA                                             182,300     706,961        0.5%
                                                                      -----------        ---
TOTAL ITALY                                                             2,059,043        1.3%
                                                                      -----------        ---

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (18.7%)
    Aeon Co., Ltd.                                             43,800 $  656,360        0.4%
    Aisin Seiki Co., Ltd.                                       9,200    357,510        0.2%
    Amada Holdings Co., Ltd.                                    8,800     88,409        0.1%
    Aoyama Trading Co., Ltd.                                    1,900     70,841        0.0%
    Asahi Glass Co., Ltd.                                      59,000    345,531        0.2%
    Asahi Kasei Corp.                                          82,000    561,054        0.3%
    Bank of Kyoto, Ltd. (The)                                   8,000     53,661        0.0%
    Brother Industries, Ltd.                                   12,900    146,239        0.1%
    Canon Marketing Japan, Inc.                                 2,000     35,845        0.0%
    Chiba Bank, Ltd. (The)                                     22,000    111,100        0.1%
    Chugoku Bank, Ltd. (The)                                    4,700     48,586        0.0%
    Citizen Holdings Co., Ltd.                                 11,700     65,995        0.0%
    Coca-Cola East Japan Co., Ltd.                              2,800     51,299        0.0%
    Coca-Cola West Co., Ltd.                                    2,800     75,898        0.1%
    COMSYS Holdings Corp.                                       4,600     69,164        0.0%
*   Concordia Financial Group, Ltd.                            46,000    221,526        0.1%
    Dai Nippon Printing Co., Ltd.                              13,000    121,920        0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)                    27,500    330,541        0.2%
    Daido Steel Co., Ltd.                                       3,000     10,137        0.0%
    Daihatsu Motor Co., Ltd.                                    9,500    126,778        0.1%
    Denka Co., Ltd.                                            16,000     67,353        0.0%
    DIC Corp.                                                  25,000     57,508        0.0%
    Ebara Corp.                                                55,000    250,421        0.2%
    Fuji Electric Co., Ltd.                                    18,000     76,594        0.1%
    Fuji Media Holdings, Inc.                                   1,800     20,384        0.0%
    FUJIFILM Holdings Corp.                                    11,500    472,055        0.3%
    Fujikura, Ltd.                                              5,000     24,236        0.0%
    Fujitsu, Ltd.                                             108,000    377,362        0.2%
    Fukuoka Financial Group, Inc.                              22,000     75,207        0.0%
    Glory, Ltd.                                                 1,200     39,302        0.0%
    Gunma Bank, Ltd. (The)                                     12,000     47,512        0.0%
    H2O Retailing Corp.                                         4,100     67,276        0.0%
    Hachijuni Bank, Ltd. (The)                                 15,000     65,578        0.0%
    Hankyu Hanshin Holdings, Inc.                              33,000    209,171        0.1%
    Hitachi Capital Corp.                                       6,500    138,825        0.1%
    Hitachi Chemical Co., Ltd.                                  4,000     67,175        0.0%
#   Hitachi Construction Machinery Co., Ltd.                    7,000    111,138        0.1%
    Hitachi High-Technologies Corp.                             2,200     59,527        0.0%
    Hitachi Metals, Ltd.                                       12,800    129,973        0.1%
    Hitachi Transport System, Ltd.                                900     15,083        0.0%
    Hitachi, Ltd.                                             190,000    870,623        0.5%
    Hokuhoku Financial Group, Inc.                             46,000     57,916        0.0%
    Honda Motor Co., Ltd.                                      65,100  1,756,774        1.1%
    Ibiden Co., Ltd.                                            5,300     66,698        0.0%
#   Idemitsu Kosan Co., Ltd.                                    4,300     91,858        0.1%
#   IHI Corp.                                                  10,000     21,685        0.0%
    Iida Group Holdings Co., Ltd.                               5,800    108,321        0.1%
    Inpex Corp.                                                32,200    255,985        0.2%
    Isetan Mitsukoshi Holdings, Ltd.                            4,400     46,692        0.0%
    ITOCHU Corp.                                               54,600    693,890        0.4%
    Iyo Bank, Ltd. (The)                                        7,000     45,998        0.0%
    J Front Retailing Co., Ltd.                                13,000    156,181        0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
JAPAN -- (Continued)
    JFE Holdings, Inc.                                         32,800 $  460,293        0.3%
    Joyo Bank, Ltd. (The)                                      12,000     41,821        0.0%
    JSR Corp.                                                   6,800     93,216        0.1%
    JTEKT Corp.                                                 9,200    117,150        0.1%
    JX Holdings, Inc.                                          54,027    232,203        0.1%
#   K's Holdings Corp.                                            700     23,526        0.0%
    Kamigumi Co., Ltd.                                          8,000     71,727        0.0%
    Kaneka Corp.                                               36,000    301,310        0.2%
    Kinden Corp.                                                2,000     23,490        0.0%
    Kobe Steel, Ltd.                                          186,000    178,601        0.1%
    Komatsu, Ltd.                                              35,400    607,992        0.4%
    Konica Minolta, Inc.                                       27,100    233,915        0.1%
    Kuraray Co., Ltd.                                          20,900    264,971        0.2%
    Kyocera Corp.                                               3,800    188,557        0.1%
    Kyushu Financial Group, Inc.                                5,550     29,131        0.0%
    LIXIL Group Corp.                                           9,000    188,444        0.1%
    Marubeni Corp.                                             89,400    474,558        0.3%
    Mazda Motor Corp.                                          30,100    458,612        0.3%
    Medipal Holdings Corp.                                      3,300     52,210        0.0%
    Mitsubishi Chemical Holdings Corp.                         92,900    484,802        0.3%
    Mitsubishi Corp.                                           18,700    314,321        0.2%
    Mitsubishi Gas Chemical Co., Inc.                          16,000     87,741        0.1%
    Mitsubishi Heavy Industries, Ltd.                         105,000    373,234        0.2%
#   Mitsubishi Logistics Corp.                                  2,000     27,342        0.0%
    Mitsubishi Materials Corp.                                 64,000    202,994        0.1%
    Mitsubishi UFJ Financial Group, Inc.                      360,700  1,664,563        1.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                   27,100    118,106        0.1%
    Mitsui & Co., Ltd.                                         17,200    210,102        0.1%
    Mitsui Chemicals, Inc.                                     49,000    162,510        0.1%
    Mitsui OSK Lines, Ltd.                                     26,000     55,251        0.0%
    Mizuho Financial Group, Inc.                              832,700  1,248,143        0.8%
    MS&AD Insurance Group Holdings, Inc.                        6,550    172,995        0.1%
    NEC Corp.                                                 183,000    445,381        0.3%
    NHK Spring Co., Ltd.                                        8,700     76,577        0.1%
    Nikon Corp.                                                12,600    183,675        0.1%
    Nippo Corp.                                                 2,000     33,161        0.0%
    Nippon Electric Glass Co., Ltd.                            14,000     74,122        0.0%
    Nippon Express Co., Ltd.                                   56,000    255,551        0.2%
#   Nippon Paper Industries Co., Ltd.                           4,100     78,784        0.1%
    Nippon Shokubai Co., Ltd.                                   2,200    113,951        0.1%
    Nippon Steel & Sumitomo Metal Corp.                        28,218    587,153        0.4%
    Nippon Yusen K.K.                                         101,000    197,861        0.1%
    Nissan Motor Co., Ltd.                                    107,100    950,408        0.6%
    Nisshinbo Holdings, Inc.                                    3,000     32,665        0.0%
    NOK Corp.                                                   5,200     86,183        0.1%
    Nomura Holdings, Inc.                                     132,900    564,660        0.3%
    Nomura Real Estate Holdings, Inc.                           6,300    115,134        0.1%
    Obayashi Corp.                                              9,000     88,203        0.1%
    Oji Holdings Corp.                                         46,000    188,901        0.1%
    ORIX Corp.                                                 14,200    200,858        0.1%
    Otsuka Holdings Co., Ltd.                                   1,800     70,172        0.0%
    Resona Holdings, Inc.                                     117,600    415,747        0.3%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
JAPAN -- (Continued)
    Ricoh Co., Ltd.                                           48,900 $   498,336        0.3%
    Rohm Co., Ltd.                                             2,400     103,862        0.1%
    Sankyo Co., Ltd.                                           1,800      68,150        0.0%
    SBI Holdings, Inc.                                         8,780      90,906        0.1%
    Seino Holdings Co., Ltd.                                   5,000      50,817        0.0%
    Sekisui House, Ltd.                                       29,200     507,009        0.3%
    Shinsei Bank, Ltd.                                        55,000      77,087        0.1%
    Shizuoka Bank, Ltd. (The)                                 13,000      96,352        0.1%
    SKY Perfect JSAT Holdings, Inc.                            2,300      12,244        0.0%
    Sojitz Corp.                                              34,370      68,679        0.0%
    Sompo Japan Nipponkoa Holdings, Inc.                       4,300     112,901        0.1%
    Sony Corp.                                                 4,700     113,842        0.1%
    Sumitomo Chemical Co., Ltd.                               98,000     442,942        0.3%
    Sumitomo Corp.                                            14,200     150,126        0.1%
    Sumitomo Electric Industries, Ltd.                        46,600     560,581        0.3%
    Sumitomo Forestry Co., Ltd.                                6,300      72,735        0.0%
    Sumitomo Heavy Industries, Ltd.                           21,000      88,254        0.1%
    Sumitomo Metal Mining Co., Ltd.                           23,000     259,497        0.2%
    Sumitomo Mitsui Financial Group, Inc.                     49,800   1,498,566        0.9%
    Sumitomo Mitsui Trust Holdings, Inc.                      90,030     276,741        0.2%
    Sumitomo Rubber Industries, Ltd.                          11,000     167,459        0.1%
    T&D Holdings, Inc.                                        36,900     353,224        0.2%
    Taiheiyo Cement Corp.                                     40,000     105,841        0.1%
    Takashimaya Co., Ltd.                                     22,000     160,618        0.1%
    TDK Corp.                                                  7,700     450,556        0.3%
    Teijin, Ltd.                                              59,000     211,234        0.1%
    THK Co., Ltd.                                              2,200      43,698        0.0%
    Tokai Rika Co., Ltd.                                       6,700     124,055        0.1%
    Tokio Marine Holdings, Inc.                                2,600      85,078        0.1%
    Toppan Printing Co., Ltd.                                 14,000     119,705        0.1%
    Tosoh Corp.                                               31,000     141,694        0.1%
    Toyo Seikan Group Holdings, Ltd.                           5,100     100,545        0.1%
    Toyoda Gosei Co., Ltd.                                     6,400     118,009        0.1%
    Toyota Industries Corp.                                    2,300      99,792        0.1%
    Toyota Motor Corp.                                         6,600     334,552        0.2%
    Toyota Tsusho Corp.                                       14,000     316,881        0.2%
    Ube Industries, Ltd.                                      42,000      79,770        0.1%
    UNY Group Holdings Co., Ltd.                               5,300      38,678        0.0%
    Wacoal Holdings Corp.                                      2,000      24,115        0.0%
#   Yamada Denki Co., Ltd.                                    17,800      89,610        0.1%
    Yamaguchi Financial Group, Inc.                            6,000      55,769        0.0%
    Yokohama Rubber Co., Ltd. (The)                            3,000      50,294        0.0%
                                                                     -----------       ----
TOTAL JAPAN                                                           32,436,477       19.8%
                                                                     -----------       ----
NETHERLANDS -- (2.8%)
    Aegon NV                                                  46,736     268,701        0.2%
    ArcelorMittal(B03XPL1)                                    35,581     200,859        0.1%
    ArcelorMittal(B295F26)                                    52,913     297,900        0.2%
    Boskalis Westminster                                       3,998     166,729        0.1%
    ING Groep NV                                              95,778   1,173,608        0.7%
    ING Groep NV Sponsored ADR                                18,092     221,989        0.1%
    Koninklijke DSM NV                                        11,324     695,028        0.4%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NETHERLANDS -- (Continued)
#   Koninklijke KPN NV                                         50,188 $  197,221        0.1%
    Koninklijke Philips NV(500472303)                          32,407    891,517        0.6%
    Koninklijke Philips NV(5986622)                            19,984    549,132        0.4%
    NN Group NV                                                 3,157    109,587        0.1%
*   TNT Express NV                                              3,513     31,890        0.0%
                                                                      ----------        ---
TOTAL NETHERLANDS                                                      4,804,161        3.0%
                                                                      ----------        ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                       10,500     45,042        0.0%
    Fletcher Building, Ltd.                                    12,046     70,026        0.1%
                                                                      ----------        ---
TOTAL NEW ZEALAND                                                        115,068        0.1%
                                                                      ----------        ---
NORWAY -- (0.8%)
    DNB ASA                                                    33,847    433,120        0.2%
    Norsk Hydro ASA                                            78,352    340,908        0.2%
    Statoil ASA                                                24,197    425,899        0.2%
*   Storebrand ASA                                             20,270     85,848        0.1%
*   Subsea 7 SA                                                 8,987     82,458        0.1%
                                                                      ----------        ---
TOTAL NORWAY                                                           1,368,233        0.8%
                                                                      ----------        ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                    40,541         --        0.0%
    EDP Renovaveis SA                                           7,795     60,765        0.0%
                                                                      ----------        ---
TOTAL PORTUGAL                                                            60,765        0.0%
                                                                      ----------        ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                           48,400    111,486        0.1%
    City Developments, Ltd.                                    15,800     97,729        0.1%
    DBS Group Holdings, Ltd.                                   10,500    118,766        0.1%
    Golden Agri-Resources, Ltd.                               242,500     71,938        0.0%
    Hutchison Port Holdings Trust                             275,100    122,125        0.1%
    Keppel Corp., Ltd.                                         66,700    266,549        0.1%
    Olam International, Ltd.                                   13,000     15,924        0.0%
    Oversea-Chinese Banking Corp., Ltd.                         9,081     58,991        0.0%
    SembCorp Industries, Ltd.                                  18,000     38,475        0.0%
    Singapore Airlines, Ltd.                                   32,200    274,875        0.2%
    United Industrial Corp., Ltd.                              19,000     40,911        0.0%
    UOL Group, Ltd.                                            23,399    106,553        0.1%
    Wilmar International, Ltd.                                 50,800    139,546        0.1%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        1,463,868        0.9%
                                                                      ----------        ---
SPAIN -- (2.9%)
    Acciona SA                                                    158     12,680        0.0%
    Banco de Sabadell SA(B1X8QN2)                              46,700     89,481        0.1%
    Banco de Sabadell SA(BYXHFS8)                               1,357      2,593        0.0%
    Banco Popular Espanol SA                                   51,583    140,650        0.1%
    Banco Santander SA                                        537,999  2,732,129        1.6%
    CaixaBank SA                                               45,070    136,053        0.1%
    Iberdrola SA                                              154,943  1,102,999        0.7%
    Mapfre SA                                                  66,932    170,267        0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SPAIN -- (Continued)
    Repsol SA                                                  42,184 $   555,837        0.3%
                                                                      -----------        ---
TOTAL SPAIN                                                             4,942,689        3.0%
                                                                      -----------        ---
SWEDEN -- (2.7%)
    Boliden AB                                                 20,869     365,006        0.2%
    ICA Gruppen AB                                              1,636      53,790        0.0%
    Millicom International Cellular SA                            643      37,229        0.0%
    Nordea Bank AB                                             49,206     478,289        0.3%
    Skandinaviska Enskilda Banken AB Class A                   60,757     580,876        0.4%
    Svenska Cellulosa AB SCA Class A                              318      10,064        0.0%
    Svenska Cellulosa AB SCA Class B                           34,183   1,078,529        0.7%
    Svenska Handelsbanken AB Class A                           16,739     223,301        0.2%
    Swedbank AB Class A                                        15,917     343,629        0.2%
    Tele2 AB Class B                                           18,428     176,075        0.1%
    Telefonaktiebolaget LM Ericsson Class A                       164       1,353        0.0%
    Telefonaktiebolaget LM Ericsson Class B                    67,232     544,741        0.3%
    Telefonaktiebolaget LM Ericsson Sponsored ADR              27,013     218,535        0.1%
    Telia Co AB                                               101,066     483,355        0.3%
                                                                      -----------        ---
TOTAL SWEDEN                                                            4,594,772        2.8%
                                                                      -----------        ---
SWITZERLAND -- (7.9%)
    ABB, Ltd.                                                  95,921   2,030,673        1.2%
    Adecco SA                                                  10,508     678,327        0.4%
    Baloise Holding AG                                          2,271     281,505        0.2%
    Cie Financiere Richemont SA                                22,439   1,496,237        0.9%
    Clariant AG                                                19,316     365,972        0.2%
    Credit Suisse Group AG                                     31,932     485,956        0.3%
*   Dufry AG                                                      740      97,545        0.1%
    Helvetia Holding AG                                            59      31,777        0.0%
    Julius Baer Group, Ltd.                                     5,658     242,478        0.2%
    LafargeHolcim, Ltd.(7110753)                               12,033     610,981        0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                8,340     420,332        0.3%
    Lonza Group AG                                                  2         334        0.0%
    Novartis AG                                                19,786   1,505,758        0.9%
    Swatch Group AG (The)(7184736)                              2,778     185,865        0.1%
#   Swatch Group AG (The)(7184725)                              2,051     699,763        0.4%
    Swiss Life Holding AG                                         756     191,205        0.1%
    Swiss Re AG                                                17,407   1,547,109        0.9%
    UBS Group AG(BRJL176)                                      45,288     785,088        0.5%
*   UBS Group AG(H42097107)                                    37,591     649,197        0.4%
    Zurich Insurance Group AG                                   6,382   1,432,020        0.9%
                                                                      -----------        ---
TOTAL SWITZERLAND                                                      13,738,122        8.4%
                                                                      -----------        ---
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C.                                      54,333     607,729        0.4%
    Antofagasta P.L.C.                                         24,477     173,352        0.1%
    Aviva P.L.C.                                               28,927     183,269        0.1%
    Barclays P.L.C.                                               293         736        0.0%
    Barclays P.L.C. Sponsored ADR                              91,383     918,399        0.5%
    Barratt Developments P.L.C.                                16,534     128,757        0.1%
    BHP Billiton P.L.C. ADR                                    10,317     284,440        0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES     VALUE++     ASSETS**
                                                                --------- ------------ ----------
UNITED KINGDOM -- (Continued)
      BP P.L.C. Sponsored ADR                                     198,994 $  6,682,215        4.1%
      Carnival P.L.C.                                               2,639      131,630        0.1%
      Carnival P.L.C. ADR                                           2,554      129,105        0.1%
*     CYBG P.L.C.                                                     866        2,831        0.0%
      Glencore P.L.C.                                             417,942      998,847        0.6%
      HSBC Holdings P.L.C. Sponsored ADR                          120,898    4,029,530        2.5%
      J Sainsbury P.L.C.                                          114,170      483,032        0.3%
      Kingfisher P.L.C.                                           114,815      611,703        0.4%
      Lloyds Banking Group P.L.C. ADR                              29,975      119,600        0.1%
      Old Mutual P.L.C.                                            71,037      193,131        0.1%
      Pearson P.L.C. Sponsored ADR                                  5,762       67,646        0.0%
*     Royal Bank of Scotland Group P.L.C.                          41,415      139,334        0.1%
*     Royal Bank of Scotland Group P.L.C. Sponsored ADR            20,712      140,220        0.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A              87,058    4,604,521        2.8%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B              58,185    3,104,170        1.9%
      Royal Mail P.L.C.                                            11,272       80,286        0.0%
      Standard Chartered P.L.C.                                    71,892      581,075        0.3%
      Vodafone Group P.L.C.                                     1,463,266    4,714,405        2.9%
      Vodafone Group P.L.C. Sponsored ADR                          22,008      720,536        0.4%
      WM Morrison Supermarkets P.L.C.                             108,217      302,801        0.2%
                                                                          ------------      -----
TOTAL UNITED KINGDOM                                                        30,133,300       18.4%
                                                                          ------------      -----
TOTAL COMMON STOCKS                                                        161,375,650       98.7%
                                                                          ------------      -----
PREFERRED STOCKS -- (0.8%)

GERMANY -- (0.8%)
      Bayerische Motoren Werke AG                                   2,564      204,144        0.1%
      Porsche Automobil Holding SE                                  3,125      174,572        0.1%
      Volkswagen AG                                                 7,158    1,038,362        0.6%
                                                                          ------------      -----
TOTAL GERMANY                                                                1,417,078        0.8%
                                                                          ------------      -----
TOTAL PREFERRED STOCKS                                                       1,417,078        0.8%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                162,792,728
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund                              890,818   10,306,766        6.3%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $191,903,799)                         $173,099,494      105.8%
                                                                          ============      =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $    40,589 $ 10,226,122   --    $ 10,266,711
     Austria                              --       60,644   --          60,644
     Belgium                              --    2,620,583   --       2,620,583
     Canada                       14,960,129        2,936   --      14,963,065
     Denmark                              --    2,926,539   --       2,926,539
     Finland                              --    1,175,900   --       1,175,900
     France                               --   15,395,761   --      15,395,761
     Germany                         979,573   11,817,171   --      12,796,744
     Hong Kong                            --    4,151,889   --       4,151,889
     Ireland                         156,204      220,174   --         376,378
     Israel                          205,222      719,716   --         924,938
     Italy                           175,680    1,883,363   --       2,059,043
     Japan                           221,526   32,214,951   --      32,436,477
     Netherlands                   1,411,406    3,392,755   --       4,804,161
     New Zealand                          --      115,068   --         115,068
     Norway                               --    1,368,233   --       1,368,233
     Portugal                             --       60,765   --          60,765
     Singapore                            --    1,463,868   --       1,463,868
     Spain                             2,593    4,940,096   --       4,942,689
     Sweden                          218,535    4,376,237   --       4,594,772
     Switzerland                     649,197   13,088,925   --      13,738,122
     United Kingdom               20,803,213    9,330,087   --      30,133,300
  Preferred Stocks
     Germany                              --    1,417,078   --       1,417,078
  Securities Lending Collateral           --   10,306,766   --      10,306,766
                                 ----------- ------------   --    ------------
  TOTAL                          $39,823,867 $133,275,627   --    $173,099,494
                                 =========== ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
COMMON STOCKS -- (88.6%)

AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.                                    31,770 $124,282        0.1%
*   AED Oil, Ltd.                                               4,139       --        0.0%
    Ainsworth Game Technology, Ltd.                             8,468   14,959        0.0%
*   Alkane Resources, Ltd.                                     19,700    3,131        0.0%
#   ALS, Ltd.                                                  25,014   88,270        0.1%
    Altium, Ltd.                                               10,936   50,898        0.0%
#   Alumina, Ltd.                                             201,027  227,002        0.2%
    Ansell, Ltd.                                                9,060  136,745        0.1%
    AP Eagers, Ltd.                                             2,704   22,133        0.0%
*   APN News & Media, Ltd.                                     73,867   34,508        0.0%
#   ARB Corp., Ltd.                                             6,754   82,424        0.1%
    Ardent Leisure Group                                       34,120   56,018        0.0%
#*  Arrium, Ltd.                                              211,294    3,534        0.0%
    Asaleo Care, Ltd.                                          20,970   31,241        0.0%
    AUB Group, Ltd.                                             3,950   26,102        0.0%
*   Ausdrill, Ltd.                                             21,215    7,553        0.0%
    AusNet Services                                            50,794   59,090        0.1%
    Austal, Ltd.                                               11,584   13,645        0.0%
*   Australian Agricultural Co., Ltd.                          35,981   39,105        0.0%
    Australian Pharmaceutical Industries, Ltd.                 47,133   70,014        0.1%
    Auswide Bank, Ltd.                                            777    3,043        0.0%
    Automotive Holdings Group, Ltd.                            13,530   40,158        0.0%
    Aveo Group                                                 28,794   74,555        0.1%
    AVJennings, Ltd.                                           30,044   12,218        0.0%
#*  AWE, Ltd.                                                  53,433   27,880        0.0%
    Bank of Queensland, Ltd.                                   22,750  193,455        0.1%
    Beach Energy, Ltd.                                        164,490   91,350        0.1%
    Beadell Resources, Ltd.                                    69,221   16,503        0.0%
#   Bega Cheese, Ltd.                                           9,353   43,577        0.0%
#   Bellamy's Australia, Ltd.                                   4,593   35,033        0.0%
    Bendigo and Adelaide Bank, Ltd.                             2,964   20,866        0.0%
*   Billabong International, Ltd.                               8,658    8,942        0.0%
#   Blackmores, Ltd.                                            1,296  157,829        0.1%
    BlueScope Steel, Ltd.                                      44,400  216,776        0.2%
    Boral, Ltd.                                                31,059  151,168        0.1%
#*  Bradken, Ltd.                                              21,442   14,745        0.0%
    Breville Group, Ltd.                                        7,643   47,567        0.0%
    Brickworks, Ltd.                                            2,575   29,908        0.0%
*   Broadspectrum, Ltd.                                        31,504   35,163        0.0%
    BT Investment Management, Ltd.                              7,784   58,154        0.0%
    Burson Group, Ltd.                                          7,799   29,415        0.0%
#   Cabcharge Australia, Ltd.                                   9,538   23,229        0.0%
#   Cardno, Ltd.                                               11,480    9,647        0.0%
*   Carnarvon Petroleum, Ltd.                                   6,703      451        0.0%
#   carsales.com, Ltd.                                          9,629   85,767        0.1%
#   Cash Converters International, Ltd.                        15,875    5,898        0.0%
    Cedar Woods Properties, Ltd.                                6,587   21,295        0.0%
    Challenger, Ltd.                                           36,198  244,857        0.2%
    Cleanaway Waste Management, Ltd.                          140,011   83,609        0.1%
*   Coal of Africa, Ltd.                                       22,474      637        0.0%
    Cochlear, Ltd.                                              2,064  168,827        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
AUSTRALIA -- (Continued)
    Codan, Ltd.                                                 2,725 $  2,073        0.0%
#   Corporate Travel Management, Ltd.                           4,043   43,589        0.0%
#   Cover-More Group, Ltd.                                     17,721   18,749        0.0%
    Credit Corp. Group, Ltd.                                    3,078   23,590        0.0%
    CSG, Ltd.                                                  15,131   16,016        0.0%
    CSR, Ltd.                                                  30,757   79,413        0.1%
#*  Cudeco, Ltd.                                                4,262    1,944        0.0%
    Decmil Group, Ltd.                                          8,327    4,832        0.0%
#*  Dick Smith Holdings, Ltd.                                  10,562       --        0.0%
    Domino's Pizza Enterprises, Ltd.                            4,296  201,210        0.2%
    Downer EDI, Ltd.                                           36,832  103,406        0.1%
    DuluxGroup, Ltd.                                           23,068  111,722        0.1%
*   Elders, Ltd.                                                1,583    4,092        0.0%
#*  Energy World Corp., Ltd.                                   50,545    7,262        0.0%
    EQT Holdings, Ltd.                                          1,194   13,762        0.0%
    ERM Power, Ltd.                                            19,540   21,212        0.0%
    Estia Health, Ltd.                                          2,329   10,187        0.0%
    Event Hospitality and Entertainment, Ltd.                   5,533   63,023        0.1%
    Evolution Mining, Ltd.                                     63,998   96,681        0.1%
    Fairfax Media, Ltd.                                       198,477  119,296        0.1%
#*  Fleetwood Corp., Ltd.                                       6,315    8,111        0.0%
#   FlexiGroup, Ltd.                                           19,943   36,051        0.0%
#   Flight Centre Travel Group, Ltd.                            2,680   79,798        0.1%
#   G8 Education, Ltd.                                         16,743   49,838        0.0%
    GrainCorp, Ltd. Class A                                    16,241  100,673        0.1%
    Greencross, Ltd.                                            5,663   30,476        0.0%
#   GUD Holdings, Ltd.                                          6,288   40,605        0.0%
    GWA Group, Ltd.                                            23,855   41,679        0.0%
    Hansen Technologies, Ltd.                                   7,102   18,263        0.0%
#   Harvey Norman Holdings, Ltd.                               26,190   88,693        0.1%
    Healthscope, Ltd.                                          77,077  158,740        0.1%
    Hills, Ltd.                                                26,079    4,352        0.0%
*   Horizon Oil, Ltd.                                          75,236    4,042        0.0%
    Iluka Resources, Ltd.                                      24,969  121,185        0.1%
*   Imdex, Ltd.                                                13,781    2,147        0.0%
#   IMF Bentham, Ltd.                                          13,775   14,000        0.0%
    Independence Group NL                                      33,768   78,024        0.1%
*   Infigen Energy                                             80,009   43,699        0.0%
    Infomedia, Ltd.                                            29,538   13,210        0.0%
    InvoCare, Ltd.                                              5,155   47,858        0.0%
#   IOOF Holdings, Ltd.                                        15,998  108,192        0.1%
    IRESS, Ltd.                                                 7,509   66,125        0.1%
#   iSentia Group, Ltd.                                         4,709   12,940        0.0%
#   JB Hi-Fi, Ltd.                                              6,123  101,864        0.1%
#*  Karoon Gas Australia, Ltd.                                  5,930    6,509        0.0%
*   Kingsgate Consolidated, Ltd.                               11,507    4,001        0.0%
#*  Lynas Corp., Ltd.                                          10,000      565        0.0%
    MACA, Ltd.                                                  3,463    2,904        0.0%
*   Macmahon Holdings, Ltd.                                    69,831    5,560        0.0%
    Macquarie Atlas Roads Group                                28,473  104,942        0.1%
    Magellan Financial Group, Ltd.                              6,604  107,128        0.1%
#   Mantra Group, Ltd.                                         12,684   35,504        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
AUSTRALIA -- (Continued)
*   Mayne Pharma Group, Ltd.                                   67,597 $ 71,326        0.1%
    McMillan Shakespeare, Ltd.                                  8,031   74,639        0.1%
*   Medusa Mining, Ltd.                                         7,354    4,206        0.0%
#*  Mesoblast, Ltd.                                             7,543   12,491        0.0%
#*  Metcash, Ltd.                                              81,663  108,718        0.1%
*   Mincor Resources NL                                        14,047    2,234        0.0%
#   Mineral Resources, Ltd.                                    13,856   77,570        0.1%
#   MMA Offshore, Ltd.                                         18,410    6,563        0.0%
#   Monadelphous Group, Ltd.                                    9,312   53,622        0.0%
    Mortgage Choice, Ltd.                                      10,500   13,497        0.0%
#*  Mount Gibson Iron, Ltd.                                    65,404   10,720        0.0%
#   Myer Holdings, Ltd.                                        70,147   54,909        0.0%
#   Navitas, Ltd.                                              10,909   42,257        0.0%
    New Hope Corp., Ltd.                                       15,030   16,414        0.0%
    nib holdings, Ltd.                                         27,676   95,709        0.1%
    Nine Entertainment Co. Holdings, Ltd.                      45,217   38,653        0.0%
    Northern Star Resources, Ltd.                              37,669  112,039        0.1%
    Nufarm, Ltd.                                               15,520   82,426        0.1%
#*  Orocobre, Ltd.                                              7,187   18,084        0.0%
    Orora, Ltd.                                                63,879  127,328        0.1%
    OZ Minerals, Ltd.                                          27,601  122,538        0.1%
    OzForex Group, Ltd.                                        19,585   32,018        0.0%
    Pacific Brands, Ltd.                                       98,336   84,984        0.1%
    Pact Group Holdings, Ltd.                                  11,420   44,733        0.0%
#*  Paladin Energy, Ltd.                                      190,272   38,053        0.0%
    Peet, Ltd.                                                 19,305   13,865        0.0%
#   Perpetual, Ltd.                                             2,211   71,480        0.1%
*   Perseus Mining, Ltd.                                       28,599   12,586        0.0%
    Platinum Asset Management, Ltd.                            14,364   65,861        0.1%
    PMP, Ltd.                                                  17,571    7,413        0.0%
    Premier Investments, Ltd.                                   8,397  100,912        0.1%
#   Primary Health Care, Ltd.                                  40,247  105,670        0.1%
    Prime Media Group, Ltd.                                    30,543    6,934        0.0%
    Programmed Maintenance Services, Ltd.                      27,228   30,220        0.0%
#   Qube Holdings, Ltd.                                        62,719  118,182        0.1%
#   RCG Corp., Ltd.                                            24,487   25,434        0.0%
    RCR Tomlinson, Ltd.                                        10,693   10,644        0.0%
#   Reckon, Ltd.                                                1,448    1,536        0.0%
    Regis Resources, Ltd.                                      22,571   50,199        0.0%
    Reject Shop, Ltd. (The)                                     1,897   17,864        0.0%
*   Resolute Mining, Ltd.                                      79,046   59,415        0.1%
#   Retail Food Group, Ltd.                                     7,962   33,153        0.0%
    Ridley Corp., Ltd.                                         33,330   33,637        0.0%
    SAI Global, Ltd.                                           17,990   49,705        0.0%
*   Salmat, Ltd.                                                3,642    1,546        0.0%
    Sandfire Resources NL                                      10,113   45,217        0.0%
*   Saracen Mineral Holdings, Ltd.                             36,822   29,961        0.0%
    Seek, Ltd.                                                  7,327   90,671        0.1%
#   Select Harvests, Ltd.                                       4,176   15,900        0.0%
*   Senex Energy, Ltd.                                         69,792   14,687        0.0%
    Servcorp, Ltd.                                              1,569    8,529        0.0%
    Service Stream, Ltd.                                       25,993   15,733        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Seven Group Holdings, Ltd.                                  8,164 $   36,090        0.0%
    Seven West Media, Ltd.                                    111,722     89,382        0.1%
    SG Fleet Group, Ltd.                                        4,503     11,760        0.0%
    Sigma Pharmaceuticals, Ltd.                                96,815     80,558        0.1%
*   Silex Systems, Ltd.                                         1,112        312        0.0%
*   Silver Lake Resources, Ltd.                                25,841      7,344        0.0%
#   Sims Metal Management, Ltd.                                10,833     77,471        0.1%
    Sirtex Medical, Ltd.                                        3,818     85,884        0.1%
#   Slater & Gordon, Ltd.                                      22,893      5,085        0.0%
    SMS Management & Technology, Ltd.                           6,207      8,892        0.0%
    Southern Cross Media Group, Ltd.                           67,418     55,064        0.0%
    Spark Infrastructure Group                                101,734    159,502        0.1%
*   Specialty Fashion Group, Ltd.                              19,600      9,614        0.0%
    Spotless Group Holdings, Ltd.                              10,010      9,811        0.0%
*   St Barbara, Ltd.                                           26,761     47,620        0.0%
    Star Entertainment Grp, Ltd. (The)                         49,338    210,672        0.2%
    Steadfast Group, Ltd.                                      40,626     57,766        0.0%
    STW Communications Group, Ltd.                             29,890     24,218        0.0%
*   Sundance Energy Australia, Ltd.                            47,232      6,742        0.0%
    Sunland Group, Ltd.                                        14,139     16,345        0.0%
#   Super Retail Group, Ltd.                                    9,227     59,020        0.1%
    Tabcorp Holdings, Ltd.                                     62,084    208,241        0.2%
#   Tassal Group, Ltd.                                         11,741     34,689        0.0%
    Technology One, Ltd.                                       18,475     68,200        0.1%
#*  Ten Network Holdings, Ltd.                                 22,220     15,975        0.0%
    TFS Corp., Ltd.                                            35,825     42,406        0.0%
    Thorn Group, Ltd.                                          15,487     16,369        0.0%
*   Tiger Resources, Ltd.                                     149,819      5,440        0.0%
    Tox Free Solutions, Ltd.                                    8,871     19,483        0.0%
    Treasury Wine Estates, Ltd.                                17,011    119,779        0.1%
*   Troy Resources, Ltd.                                        2,843      1,389        0.0%
*   UGL, Ltd.                                                   8,011     19,169        0.0%
    Village Roadshow, Ltd.                                      7,008     27,890        0.0%
*   Virgin Australia Holdings, Ltd.()                         110,192         --        0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                   62,219     16,512        0.0%
    Virtus Health, Ltd.                                         4,930     25,246        0.0%
    Vocus Communications, Ltd.                                 27,235    177,874        0.1%
    Watpac, Ltd.                                                6,412      3,971        0.0%
    Western Areas, Ltd.                                        18,767     35,381        0.0%
#*  Whitehaven Coal, Ltd.                                      44,128     25,622        0.0%
    WorleyParsons, Ltd.                                        14,612     76,789        0.1%
                                                                      ----------        ---
TOTAL AUSTRALIA                                                        9,905,175        7.0%
                                                                      ----------        ---
AUSTRIA -- (1.2%)
    Agrana Beteiligungs AG                                        319     31,128        0.0%
    Andritz AG                                                  2,538    142,464        0.1%
    Atrium European Real Estate, Ltd.                          11,257     47,696        0.0%
    Austria Technologie & Systemtechnik AG                      2,825     39,127        0.0%
    BUWOG AG                                                    4,576     96,331        0.1%
    CA Immobilien Anlagen AG                                    5,928    113,235        0.1%
*   Conwert Immobilien Invest SE                                7,656    121,157        0.1%
    DO & CO AG                                                    419     47,498        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
AUSTRIA -- (Continued)
    EVN AG                                                     2,083 $   24,992        0.0%
*   IMMOFINANZ AG                                             53,794    126,898        0.1%
    Kapsch TrafficCom AG                                         127      4,368        0.0%
    Lenzing AG                                                   773     59,827        0.1%
#   Mayr Melnhof Karton AG                                       651     76,606        0.1%
    Oberbank AG                                                1,169     74,808        0.1%
    Oesterreichische Post AG                                   1,784     69,717        0.1%
    Palfinger AG                                               1,513     46,380        0.0%
    Porr Ag                                                      636     20,134        0.0%
*   Raiffeisen Bank International AG                           8,639    138,287        0.1%
#   RHI AG                                                     2,079     44,748        0.0%
#   Rosenbauer International AG                                  167     11,408        0.0%
    S IMMO AG                                                  5,806     56,986        0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                    838     56,543        0.1%
#   Semperit AG Holding                                        1,085     38,985        0.0%
    SHS Flughafen Wien AG                                        149     17,061        0.0%
    Strabag SE                                                 1,012     31,813        0.0%
    Telekom Austria AG                                         7,345     46,091        0.0%
    UNIQA Insurance Group AG                                   9,006     65,108        0.1%
#   Verbund AG                                                 3,317     46,336        0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe         540     12,184        0.0%
    Voestalpine AG                                               657     23,708        0.0%
    Wienerberger AG                                            9,106    179,859        0.1%
    Zumtobel Group AG                                          2,862     37,247        0.0%
                                                                     ----------        ---
TOTAL AUSTRIA                                                         1,948,730        1.4%
                                                                     ----------        ---
BELGIUM -- (1.6%)
#*  Ablynx NV                                                  4,354     65,934        0.1%
    Ackermans & van Haaren NV                                  1,790    233,337        0.2%
*   AGFA-Gevaert NV                                           15,370     61,116        0.0%
    Banque Nationale de Belgique                                  20     68,688        0.1%
    Barco NV                                                   1,156     80,718        0.1%
    Bekaert SA                                                 3,353    147,663        0.1%
    bpost SA                                                   3,552    100,307        0.1%
    Cie d'Entreprises CFE                                        637     63,314        0.1%
    Cie Immobiliere de Belgique SA                               200     10,551        0.0%
    D'ieteren SA                                               2,276    100,959        0.1%
    Deceuninck NV                                              6,500     16,695        0.0%
    Econocom Group SA                                          7,084     76,464        0.1%
    Elia System Operator SA                                    2,587    133,839        0.1%
    Euronav NV                                                 8,197     90,283        0.1%
    EVS Broadcast Equipment SA                                   766     25,976        0.0%
    Exmar NV                                                   2,768     23,785        0.0%
#   Fagron                                                     2,764     20,210        0.0%
*   Galapagos NV(B07Q2V5)                                      1,286     58,466        0.0%
*   Galapagos NV(B083BK7)                                        974     44,438        0.0%
    Gimv NV                                                      783     43,511        0.0%
    Ion Beam Applications                                      1,765     72,808        0.1%
    Kinepolis Group NV                                         1,047     46,193        0.0%
    Lotus Bakeries                                                24     46,377        0.0%
    Melexis NV                                                 1,117     61,819        0.0%
*   Mobistar SA                                                2,853     62,443        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
BELGIUM -- (Continued)
*   Nyrstar NV                                                68,663 $   54,348        0.0%
    Ontex Group NV                                             3,517    107,881        0.1%
    Recticel SA                                                2,553     16,665        0.0%
*   Roularta Media Group NV                                      455     12,932        0.0%
    Sipef SA                                                     540     30,750        0.0%
*   Telenet Group Holding NV                                     496     24,692        0.0%
*   Tessenderlo Chemie NV                                      2,976    102,424        0.1%
*   ThromboGenics NV                                           2,924     10,972        0.0%
#   Umicore SA                                                 6,669    332,914        0.2%
    Van de Velde NV                                              433     30,396        0.0%
*   Viohalco SA                                                9,200     11,645        0.0%
                                                                     ----------        ---
TOTAL BELGIUM                                                         2,491,513        1.8%
                                                                     ----------        ---
CANADA -- (7.6%)
*   5N Plus, Inc.                                              2,300      3,721        0.0%
    Absolute Software Corp.                                    2,400     12,969        0.0%
    Acadian Timber Corp.                                         500      7,073        0.0%
*   Advantage Oil & Gas, Ltd.                                 16,379     93,859        0.1%
    Aecon Group, Inc.                                          5,091     67,883        0.1%
*   Africa Oil Corp.                                          12,529     21,869        0.0%
#   Ag Growth International, Inc.                              1,006     29,698        0.0%
    AGF Management, Ltd. Class B                               7,733     32,049        0.0%
    AGT Food & Ingredients, Inc.                               1,730     55,925        0.1%
    Aimia, Inc.                                               11,200     76,410        0.1%
    AirBoss of America Corp.                                   2,200     28,055        0.0%
    AKITA Drilling, Ltd. Class A                               1,200      7,651        0.0%
*   Alacer Gold Corp.                                         19,885     53,885        0.0%
    Alamos Gold, Inc. Class A                                 21,890    157,887        0.1%
#   Alaris Royalty Corp.                                       2,025     48,434        0.0%
    Algonquin Power & Utilities Corp.                         13,049    113,985        0.1%
#   Altius Minerals Corp.                                      1,000      8,942        0.0%
    Altus Group, Ltd.                                          2,300     40,530        0.0%
#*  Amaya, Inc.                                                2,200     29,825        0.0%
*   Argonaut Gold, Inc.                                        9,592     22,476        0.0%
*   Asanko Gold, Inc.                                          2,901      9,387        0.0%
#*  Athabasca Oil Corp.                                       13,445     14,359        0.0%
*   ATS Automation Tooling Systems, Inc.                       7,560     69,954        0.1%
*   AuRico Metals, Inc.                                        9,625      6,904        0.0%
    AutoCanada, Inc.                                           1,300     21,271        0.0%
#*  Avigilon Corp.                                             3,800     48,821        0.0%
    Axia NetMedia Corp.                                        4,000     13,453        0.0%
#*  B2Gold Corp.                                              53,814    119,663        0.1%
#   Badger Daylighting, Ltd.                                   1,800     33,527        0.0%
#*  Ballard Power Systems, Inc.                                3,700      5,927        0.0%
*   Bankers Petroleum, Ltd.                                   32,396     49,057        0.0%
    Baytex Energy Corp.                                        7,740     39,604        0.0%
#*  Bellatrix Exploration, Ltd.                               11,156     12,448        0.0%
*   Birchcliff Energy, Ltd.                                    7,200     29,955        0.0%
#   Bird Construction, Inc.                                    3,138     29,087        0.0%
    Black Diamond Group, Ltd.                                  2,510      8,762        0.0%
#*  BlackPearl Resources, Inc.                                31,370     24,002        0.0%
    BMTC Group, Inc.                                             850      9,478        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Bonavista Energy Corp.                                     9,378 $ 23,619        0.0%
    Bonterra Energy Corp.                                      2,261   48,763        0.0%
    Boralex, Inc. Class A                                      2,200   28,808        0.0%
*   BRP, Inc.                                                  2,600   41,341        0.0%
    Calfrac Well Services, Ltd.                                5,244    7,816        0.0%
    Canaccord Genuity Group, Inc.                              9,250   30,816        0.0%
#*  Canacol Energy, Ltd.                                       8,550   27,462        0.0%
#   Canadian Energy Services & Technology Corp.               14,133   43,141        0.0%
#   Canadian Western Bank                                      4,716  104,040        0.1%
    Canam Group, Inc.                                          3,600   37,960        0.0%
    Canexus Corp.                                             23,272   27,636        0.0%
*   Canfor Corp.                                               3,000   32,805        0.0%
    Canfor Pulp Products, Inc.                                 3,143   25,501        0.0%
    Canyon Services Group, Inc.                                5,900   22,947        0.0%
    Capital Power Corp.                                        4,880   69,114        0.1%
    Capstone Infrastructure Corp.                             10,094   39,340        0.0%
*   Capstone Mining Corp.                                     29,312   18,456        0.0%
    Cascades, Inc.                                             7,385   52,267        0.0%
*   Celestica, Inc.                                            6,395   68,552        0.1%
    Centerra Gold, Inc.                                       13,811   76,391        0.1%
*   Cequence Energy, Ltd.                                     13,468    3,113        0.0%
*   China Gold International Resources Corp., Ltd.            18,200   36,844        0.0%
*   Chinook Energy, Inc.                                       6,624    2,851        0.0%
    Cineplex, Inc.                                             3,452  136,435        0.1%
    Clearwater Seafoods, Inc.                                  1,700   18,779        0.0%
    Cogeco, Inc.                                                 400   16,361        0.0%
    Colliers International Group, Inc.                         2,646  109,450        0.1%
    Computer Modelling Group, Ltd.                             7,062   56,510        0.1%
    Concordia Healthcare Corp.                                 1,800   52,334        0.0%
#*  Copper Mountain Mining Corp.                              12,235    5,851        0.0%
    Corby Spirit and Wine, Ltd.                                  900   13,449        0.0%
*   Corridor Resources, Inc.                                   2,900    1,040        0.0%
#   Corus Entertainment, Inc. Class B                          6,396   63,771        0.1%
    Cott Corp.                                                 9,010  119,420        0.1%
*   Crew Energy, Inc.                                         13,428   54,367        0.0%
#*  Delphi Energy Corp.                                       16,088   15,130        0.0%
#*  Denison Mines Corp.                                       20,344   12,323        0.0%
*   Descartes Systems Group, Inc. (The)                        5,100   94,017        0.1%
*   Detour Gold Corp.                                          9,924  212,844        0.2%
    DHX Media, Ltd.                                            4,500   27,329        0.0%
    DirectCash Payments, Inc.                                    100    1,028        0.0%
    Dominion Diamond Corp.                                     4,954   56,896        0.1%
    Dorel Industries, Inc. Class B                             2,700   60,081        0.1%
#*  Dundee Precious Metals, Inc.                               8,155   18,134        0.0%
    E-L Financial Corp., Ltd.                                    104   58,935        0.1%
#*  Eastern Platinum, Ltd.                                     3,990    2,798        0.0%
#   Enbridge Income Fund Holdings, Inc.                        3,595   83,063        0.1%
*   Endeavour Mining Corp.                                     1,831   24,652        0.0%
*   Endeavour Silver Corp.                                     7,916   32,870        0.0%
#   EnerCare, Inc.                                             5,149   65,250        0.1%
    Enerflex, Ltd.                                             6,568   63,026        0.1%
#*  Energy Fuels, Inc.                                           331      782        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Enerplus Corp.                                             9,600 $ 52,794        0.0%
    Enghouse Systems, Ltd.                                     1,900   79,425        0.1%
    Ensign Energy Services, Inc.                               8,200   49,669        0.0%
    Equitable Group, Inc.                                        600   28,668        0.0%
*   Essential Energy Services Trust                           11,693    6,617        0.0%
    Evertz Technologies, Ltd.                                  3,700   50,073        0.0%
*   exactEarth, Ltd.                                             890    1,915        0.0%
#   Exchange Income Corp.                                        743   17,066        0.0%
    Exco Technologies, Ltd.                                    2,400   25,727        0.0%
#   Extendicare, Inc.                                          9,010   66,424        0.1%
    Fiera Capital Corp.                                        1,900   20,246        0.0%
#*  First Majestic Silver Corp.                               13,200  140,553        0.1%
    FirstService Corp.                                         2,646  118,898        0.1%
*   Fortuna Silver Mines, Inc.                                15,900  101,759        0.1%
    Freehold Royalties, Ltd.                                   3,900   38,916        0.0%
#   Genworth MI Canada, Inc.                                   3,070   79,472        0.1%
    Gibson Energy, Inc.                                        8,625  128,203        0.1%
    Glacier Media, Inc.                                        1,800    1,004        0.0%
    Gluskin Sheff + Associates, Inc.                           3,294   46,888        0.0%
    GMP Capital, Inc.                                          2,541   10,308        0.0%
#*  Golden Star Resources, Ltd.                               13,100    9,083        0.0%
*   Gran Tierra Energy, Inc.                                  18,587   54,811        0.0%
    Granite Oil Corp.                                          3,233   19,841        0.0%
*   Great Canadian Gaming Corp.                                4,300   62,305        0.1%
*   Great Panther Silver, Ltd.                                 9,200   19,504        0.0%
    Guardian Capital Group, Ltd. Class A                       1,200   17,722        0.0%
*   Guyana Goldfields, Inc.                                    3,229   18,735        0.0%
*   Hanfeng Evergreen, Inc.                                    2,400        2        0.0%
*   Heroux-Devtek, Inc.                                        2,400   28,730        0.0%
    High Liner Foods, Inc.                                       800   10,871        0.0%
#   Home Capital Group, Inc.                                   4,200  125,829        0.1%
#   Horizon North Logistics, Inc.                              8,717    9,796        0.0%
    HudBay Minerals, Inc.                                     15,707   78,366        0.1%
*   IAMGOLD Corp.                                             30,000  102,096        0.1%
*   IMAX Corp.                                                 4,095  131,040        0.1%
*   Imperial Metals Corp.                                      5,000   23,073        0.0%
#   Innergex Renewable Energy, Inc.                            6,310   69,653        0.1%
*   Interfor Corp.                                             5,200   45,216        0.0%
*   International Tower Hill Mines, Ltd.                       1,260      924        0.0%
*   Intertain Group, Ltd. (The)                                3,500   31,187        0.0%
    Intertape Polymer Group, Inc.                              5,844   91,896        0.1%
#*  Ithaca Energy, Inc.                                       31,528   20,605        0.0%
    Just Energy Group, Inc.                                   10,855   69,125        0.1%
    K-Bro Linen, Inc.                                            300    9,600        0.0%
#*  Kelt Exploration, Ltd.                                     1,500    5,786        0.0%
    Killam Apartment Real Estate Investment Trust              5,329   49,990        0.0%
*   Kingsway Financial Services, Inc.                            600    2,812        0.0%
*   Kinross Gold Corp.                                        10,200   58,125        0.1%
*   Kirkland Lake Gold, Inc.                                   6,405   48,853        0.0%
*   Klondex Mines, Ltd.                                        4,300   16,279        0.0%
*   Knight Therapeutics, Inc.                                  4,310   27,790        0.0%
    Laurentian Bank of Canada                                  2,800  111,090        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    Leon's Furniture, Ltd.                                     2,400 $ 28,826        0.0%
#*  Lightstream Resources, Ltd.                               22,801    5,906        0.0%
    Liquor Stores N.A., Ltd.                                   2,666   18,613        0.0%
#*  Long Run Exploration, Ltd.                                20,937    7,676        0.0%
    Lucara Diamond Corp.                                      25,900   66,056        0.1%
    MacDonald Dettwiler & Associates, Ltd.                     1,372   96,118        0.1%
    Major Drilling Group International, Inc.                   6,773   42,321        0.0%
#   Manitoba Telecom Services, Inc.                            3,332   87,210        0.1%
    Maple Leaf Foods, Inc.                                     6,540  135,418        0.1%
    Martinrea International, Inc.                              6,733   50,925        0.0%
*   Maxim Power Corp.                                          1,300    3,088        0.0%
    Medical Facilities Corp.                                   3,200   43,382        0.0%
*   Mitel Networks Corp.                                       4,780   33,373        0.0%
    Morguard Corp.                                               200   23,673        0.0%
    Morneau Shepell, Inc.                                      3,901   54,720        0.0%
    MTY Food Group, Inc.                                       1,000   26,500        0.0%
#   Mullen Group, Ltd.                                         7,051   82,103        0.1%
*   Nautilus Minerals, Inc.                                   12,961    1,601        0.0%
    Nevsun Resources, Ltd.                                    16,235   60,686        0.1%
    New Flyer Industries, Inc.                                 5,010  147,621        0.1%
*   New Gold, Inc.                                            25,978  122,157        0.1%
    Newalta Corp.                                              5,065    7,630        0.0%
    Norbord, Inc.                                              2,710   54,022        0.0%
    North American Energy Partners, Inc.                       1,500    3,300        0.0%
    North West Co., Inc. (The)                                 4,181   92,937        0.1%
#*  Northern Dynasty Minerals, Ltd.                            2,375    1,022        0.0%
#   Northland Power, Inc.                                      8,254  136,898        0.1%
#*  Novagold Resources, Inc.                                  12,550   81,520        0.1%
*   NuVista Energy, Ltd.                                      11,660   55,201        0.1%
    OceanaGold Corp.                                          30,853  110,409        0.1%
    Osisko Gold Royalties, Ltd.                                  994   13,304        0.0%
*   Ovivo, Inc. Class A                                          781    1,245        0.0%
*   Painted Pony Petroleum, Ltd.                               9,134   43,097        0.0%
    Pan American Silver Corp.                                  9,758  152,977        0.1%
*   Parex Resources, Inc.                                     11,740  117,615        0.1%
    Parkland Fuel Corp.                                        4,559   86,951        0.1%
    Pason Systems, Inc.                                        6,503   94,536        0.1%
    Pengrowth Energy Corp.                                    35,612   58,469        0.1%
#   Penn West Petroleum, Ltd.                                 29,577   33,709        0.0%
    PHX Energy Services Corp.                                  3,600    8,321        0.0%
#   Pizza Pizza Royalty Corp.                                  1,000   10,943        0.0%
#*  Polymet Mining Corp.                                      10,894    9,985        0.0%
#   Precision Drilling Corp.                                  21,790  113,057        0.1%
    Premium Brands Holdings Corp.                              1,330   57,368        0.1%
*   Pretium Resources, Inc.                                    4,400   36,225        0.0%
*   Primero Mining Corp.                                      19,303   36,307        0.0%
*   QLT, Inc.                                                  5,800    8,922        0.0%
*   Questerre Energy Corp. Class A                             6,950    1,025        0.0%
*   Raging River Exploration, Inc.                             3,800   30,801        0.0%
    Reitmans Canada, Ltd. Class A                              4,500   16,355        0.0%
    Richelieu Hardware, Ltd.                                   3,000   53,200        0.0%
*   RMP Energy, Inc.                                          11,827   17,250        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
#   Rogers Sugar, Inc.                                         5,100 $ 20,364        0.0%
    RONA, Inc.                                                10,485  199,555        0.2%
#   Russel Metals, Inc.                                        5,700  101,489        0.1%
*   Sabina Gold & Silver Corp.                                 5,619    8,106        0.0%
*   Sandstorm Gold, Ltd.                                       7,400   31,907        0.0%
    Sandvine Corp.                                            13,900   30,022        0.0%
#   Savanna Energy Services Corp.                             10,182   14,201        0.0%
    Secure Energy Services, Inc.                               6,124   44,074        0.0%
*   SEMAFO, Inc.                                              29,100  129,648        0.1%
    ShawCor, Ltd.                                              4,801  129,715        0.1%
    Sherritt International Corp.                              27,937   20,930        0.0%
    Sienna Senior Living, Inc.                                 1,171   15,017        0.0%
#*  Sierra Wireless, Inc.                                      3,100   50,081        0.0%
#*  Silver Standard Resources, Inc.                            6,506   61,083        0.1%
*   Spartan Energy Corp.                                      10,600   24,246        0.0%
#*  Sprott Resource Corp.                                      6,554    2,873        0.0%
#   Sprott, Inc.                                              12,583   27,378        0.0%
    Stantec, Inc.                                              4,600  117,905        0.1%
    Stella-Jones, Inc.                                         4,000  152,929        0.1%
*   Stornoway Diamond Corp.                                   21,700   17,987        0.0%
    Stuart Olson, Inc.                                         1,045    5,564        0.0%
#   Student Transportation, Inc.                               5,497   27,251        0.0%
*   SunOpta, Inc.                                              4,443   23,832        0.0%
    Superior Plus Corp.                                        7,514   65,396        0.1%
#   Surge Energy, Inc.                                        19,006   37,264        0.0%
    Tahoe Resources, Inc.                                     13,249  187,112        0.1%
*   Taseko Mines, Ltd.                                        16,000   10,329        0.0%
#*  Tembec, Inc.                                               1,115      791        0.0%
*   Teranga Gold Corp.                                         1,000      797        0.0%
*   Thompson Creek Metals Co., Inc.                           14,933    7,855        0.0%
*   Timmins Gold Corp.                                         6,306    2,664        0.0%
    TMX Group, Ltd.                                            1,733   71,754        0.1%
    TORC Oil & Gas, Ltd.                                       8,774   59,161        0.1%
*   Torex Gold Resources, Inc.                                18,100   32,169        0.0%
    Toromont Industries, Ltd.                                  6,151  184,378        0.1%
    Torstar Corp. Class B                                      4,700    7,829        0.0%
    Total Energy Services, Inc.                                1,737   18,260        0.0%
    TransAlta Corp.                                           14,000   73,197        0.1%
#   TransAlta Renewables, Inc.                                 4,936   48,703        0.0%
    Transcontinental, Inc. Class A                             5,005   78,663        0.1%
    TransForce, Inc.                                           3,851   72,680        0.1%
    TransGlobe Energy Corp.                                    6,000   11,573        0.0%
*   Trican Well Service, Ltd.                                 20,324   28,347        0.0%
#*  Trilogy Energy Corp.                                       5,469   23,756        0.0%
    Trinidad Drilling, Ltd.                                   17,364   33,629        0.0%
*   TVA Group, Inc. Class B                                    1,200    3,730        0.0%
    Uni-Select, Inc.                                           1,100   56,293        0.1%
#   Valener, Inc.                                              3,700   64,611        0.1%
#   Veresen, Inc.                                              3,633   26,291        0.0%
    Wajax Corp.                                                1,263   18,280        0.0%
#*  Wesdome Gold Mines, Ltd.                                   3,085    4,180        0.0%
    Western Energy Services Corp.                              4,624   10,761        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
CANADA -- (Continued)
    Western Forest Products, Inc.                             24,430 $    43,809        0.0%
    WestJet Airlines, Ltd.                                     1,600      26,779        0.0%
*   Westport Innovations, Inc.                                 4,800      11,783        0.0%
    Westshore Terminals Investment Corp.                       3,842      56,159        0.1%
    Whistler Blackcomb Holdings, Inc.                          3,600      74,973        0.1%
    Wi-Lan, Inc.                                              10,900      25,106        0.0%
    Winpak, Ltd.                                               2,400      82,805        0.1%
*   Xtreme Drilling & Coil Services Corp.                      1,900       3,680        0.0%
    Yamana Gold, Inc.                                         37,721     186,997        0.1%
*   Yellow Pages, Ltd.                                         2,040      33,916        0.0%
*   Zenith Epigenetics Corp.                                   1,300          84        0.0%
                                                                     -----------        ---
TOTAL CANADA                                                          11,965,928        8.5%
                                                                     -----------        ---
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd.              24,000       5,951        0.0%
                                                                     -----------        ---
DENMARK -- (1.7%)
    ALK-Abello A.S.                                              378      61,487        0.1%
    Alm Brand A.S.                                             7,780      57,855        0.0%
    Ambu A.S. Class B                                          1,479      51,002        0.0%
*   Bang & Olufsen A.S.                                        2,970      32,227        0.0%
*   Bavarian Nordic A.S.                                       1,620      61,926        0.1%
#*  D/S Norden A.S.                                            2,352      41,194        0.0%
    DFDS A.S.                                                  3,765     150,259        0.1%
#   FLSmidth & Co. A.S.                                        3,408     132,469        0.1%
#*  Genmab A.S.                                                2,467     366,031        0.3%
    GN Store Nord A.S.                                         7,090     139,518        0.1%
*   H Lundbeck A.S.                                              595      19,881        0.0%
    IC Group A.S.                                                310      10,486        0.0%
    Jyske Bank A.S.                                            4,459     182,483        0.1%
    Matas A.S.                                                 1,466      27,976        0.0%
    NKT Holding A.S.                                           1,810     103,196        0.1%
    Nordjyske Bank A.S.                                          422       6,089        0.0%
*   Parken Sport & Entertainment A.S.                            400       3,847        0.0%
    PER Aarsleff A.S. Class B                                  1,870      51,680        0.0%
    Ringkjoebing Landbobank A.S.                                 346      72,867        0.1%
    Rockwool International A.S. Class A                          103      17,194        0.0%
    Rockwool International A.S. Class B                          664     110,689        0.1%
    Royal Unibrew A.S.                                         3,200     144,579        0.1%
*   Santa Fe Group A.S.                                        1,200      11,549        0.0%
    Schouw & Co.                                               1,317      77,035        0.1%
    SimCorp A.S.                                               2,317     104,231        0.1%
    Solar A.S. Class B                                           268      13,772        0.0%
#   Spar Nord Bank A.S.                                        7,042      57,496        0.0%
    Sydbank A.S.                                               4,651     131,553        0.1%
    TDC A.S.                                                   6,078      31,121        0.0%
*   TK Development A.S.                                        5,947       6,181        0.0%
*   Topdanmark A.S.                                            4,103     108,647        0.1%
    Tryg A.S.                                                  3,370      63,679        0.1%
    United International Enterprises                             127      18,914        0.0%
*   Vestjysk Bank A.S.                                           725       1,016        0.0%
*   William Demant Holding A.S.                                1,212     124,629        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
DENMARK -- (Continued)
*   Zealand Pharma A.S.                                           93 $    1,847        0.0%
                                                                     ----------        ---
TOTAL DENMARK                                                         2,596,605        1.9%
                                                                     ----------        ---
FINLAND -- (2.3%)
    Ahlstrom Oyj                                               1,260     11,356        0.0%
#   Aktia Bank Oyj                                             1,849     18,575        0.0%
    Alma Media Oyj                                             4,469     18,604        0.0%
    Amer Sports Oyj                                            9,341    276,530        0.2%
    Aspo Oyj                                                   2,685     20,973        0.0%
*   BasWare Oyj                                                  944     41,635        0.0%
    Cargotec Oyj Class B                                       2,714    102,723        0.1%
    Caverion Corp.                                             6,102     44,784        0.0%
    Citycon Oyj                                               22,615     57,341        0.1%
    Cramo Oyj                                                  2,518     50,457        0.0%
#   Elisa Oyj                                                  9,007    336,789        0.2%
    F-Secure Oyj                                               5,200     15,255        0.0%
*   Finnair Oyj                                                6,835     40,704        0.0%
    Fiskars Oyj Abp                                            3,172     61,580        0.1%
    HKScan Oyj Class A                                         1,550      5,593        0.0%
#   Huhtamaki Oyj                                              7,365    289,703        0.2%
    Kemira Oyj                                                 9,833    119,304        0.1%
    Kesko Oyj Class A                                          1,487     59,508        0.1%
    Kesko Oyj Class B                                          4,716    188,633        0.1%
#   Konecranes Oyj                                             3,486     80,050        0.1%
    Lassila & Tikanoja Oyj                                     2,180     37,934        0.0%
    Lemminkainen Oyj                                             590      9,048        0.0%
    Metsa Board Oyj                                           15,332     96,395        0.1%
    Metso Oyj                                                  4,675    112,608        0.1%
    Munksjo Oyj                                                  697      7,949        0.0%
    Nokian Renkaat Oyj                                         6,746    249,170        0.2%
    Olvi Oyj Class A                                           1,278     35,526        0.0%
    Oriola-KD Oyj Class B                                      9,036     44,718        0.0%
    Orion Oyj Class A                                          2,683     92,317        0.1%
    Orion Oyj Class B                                          5,629    196,591        0.1%
*   Outokumpu Oyj                                             19,765     83,198        0.1%
#*  Outotec Oyj                                               10,098     40,285        0.0%
#   PKC Group Oyj                                              2,465     44,365        0.0%
    Ponsse Oy                                                  1,180     30,176        0.0%
*   Poyry Oyj                                                  3,314     12,913        0.0%
    Raisio Oyj Class V                                         9,632     47,505        0.0%
    Ramirent Oyj                                               5,266     36,834        0.0%
    Rapala VMC Oyj                                             1,900      9,459        0.0%
#   Sanoma Oyj                                                10,553     51,658        0.0%
    Sponda Oyj                                                13,017     56,685        0.0%
*   Stockmann Oyj Abp Class A                                  1,299      9,223        0.0%
*   Stockmann Oyj Abp Class B                                  2,495     17,324        0.0%
*   Talvivaara Mining Co. P.L.C.                              22,722        148        0.0%
    Technopolis Oyj                                           11,111     47,979        0.0%
    Tieto Oyj                                                  3,276     86,088        0.1%
    Tikkurila Oyj                                              3,326     58,382        0.1%
    Uponor Oyj                                                 4,164     64,244        0.1%
    Vaisala Oyj Class A                                          700     19,935        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FINLAND -- (Continued)
    Valmet Oyj                                                 6,041 $   75,858        0.1%
    YIT Oyj                                                    9,771     66,708        0.1%
                                                                     ----------        ---
TOTAL FINLAND                                                         3,581,320        2.5%
                                                                     ----------        ---
FRANCE -- (4.5%)
#*  Air France-KLM                                            11,075     99,222        0.1%
    Akka Technologies                                            442     14,252        0.0%
    Albioma SA                                                 1,336     21,782        0.0%
    Altamir                                                      960     11,991        0.0%
    Alten SA                                                   1,558     96,198        0.1%
    Altran Technologies SA                                    11,720    173,947        0.1%
    April SA                                                   1,417     19,461        0.0%
    Arkema SA                                                  4,632    369,710        0.3%
    Assystem                                                     808     20,967        0.0%
    Axway Software SA                                            500     11,009        0.0%
    Beneteau SA                                                4,056     47,124        0.0%
    BioMerieux                                                   825    106,484        0.1%
    Boiron SA                                                    603     48,335        0.0%
    Bonduelle SCA                                              1,088     32,116        0.0%
#   Bourbon SA                                                 1,115     16,454        0.0%
    Burelle SA                                                    18     16,695        0.0%
*   Cegedim SA                                                    83      2,278        0.0%
    Cegid Group SA                                               250     17,680        0.0%
#*  CGG SA                                                     7,340      6,898        0.0%
*   Coface SA                                                  4,432     35,800        0.0%
    Derichebourg SA                                            7,894     25,169        0.0%
#   Edenred                                                   10,812    213,273        0.2%
    Eiffage SA                                                 3,144    250,113        0.2%
    Electricite de Strasbourg SA                                 132     14,571        0.0%
    Elior Group                                                2,953     63,478        0.1%
    Elis SA                                                    2,254     41,400        0.0%
#*  Eramet                                                       664     26,469        0.0%
*   Esso SA Francaise                                            197      8,926        0.0%
*   Etablissements Maurel et Prom                             13,101     52,793        0.0%
    Euler Hermes Group                                           922     87,651        0.1%
    Eurofins Scientific SE                                       581    215,566        0.2%
    Euronext NV                                                3,092    130,705        0.1%
    Faiveley Transport SA                                        702     76,407        0.1%
    Faurecia                                                   3,901    161,181        0.1%
    Fimalac                                                      506     56,841        0.1%
*   Futuren SA                                                 1,674      1,247        0.0%
*   GameLoft SE                                                5,457     46,233        0.0%
    Gaumont SA                                                   129      6,860        0.0%
    Gaztransport Et Technigaz SA                                 968     35,920        0.0%
    GFI Informatique SA                                        1,222     11,853        0.0%
    GL Events                                                    619     11,873        0.0%
    Groupe Crit                                                  231     15,227        0.0%
*   Groupe Fnac SA                                               853     49,216        0.0%
    Guerbet                                                      488     32,054        0.0%
    Haulotte Group SA                                          1,014     15,815        0.0%
    Havas SA                                                  11,054     92,685        0.1%
    Herige SADCS                                                 186      4,579        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (Continued)
*   ID Logistics Group                                            76 $  9,146        0.0%
    Imerys SA                                                  2,352  173,691        0.1%
    Interparfums SA                                              518   13,702        0.0%
    Ipsen SA                                                   2,284  138,088        0.1%
    IPSOS                                                      3,217   95,927        0.1%
    Jacquet Metal Service                                        672    9,986        0.0%
    Korian SA                                                  2,757   86,886        0.1%
    Lagardere SCA                                              8,092  214,744        0.2%
    Laurent-Perrier                                              195   16,579        0.0%
    Lectra                                                     1,418   21,552        0.0%
    LISI                                                       2,061   58,973        0.1%
    Manitou BF SA                                              1,600   27,768        0.0%
    Manutan International                                        508   27,369        0.0%
    Mersen                                                     1,047   16,733        0.0%
    Metropole Television SA                                    3,670   69,621        0.1%
#*  Naturex                                                      484   40,812        0.0%
    Neopost SA                                                 2,327   57,004        0.1%
*   Nexans SA                                                  3,061  142,403        0.1%
    Nexity SA                                                  2,492  133,574        0.1%
*   NRJ Group                                                  2,200   22,531        0.0%
    Orpea                                                      2,368  195,358        0.1%
*   Pierre & Vacances SA                                         387   15,168        0.0%
    Plastic Omnium SA                                          3,726  123,468        0.1%
#   Rallye SA                                                  1,932   37,118        0.0%
*   Recylex SA                                                 1,500    4,049        0.0%
    Remy Cointreau SA                                            212   17,628        0.0%
    Rexel SA                                                  11,012  166,970        0.1%
    Rothschild & Co.                                             165    4,130        0.0%
    Rubis SCA                                                  2,507  195,845        0.2%
    Saft Groupe SA                                             2,990   92,890        0.1%
    Samse SA                                                     132   17,841        0.0%
    Sartorius Stedim Biotech                                     306  116,938        0.1%
    Savencia SA                                                  669   44,413        0.0%
    SEB SA                                                     1,479  165,699        0.1%
*   Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco                                                     283   10,518        0.0%
#   Societe Television Francaise 1                             8,040   96,841        0.1%
#*  SOITEC                                                    23,083   15,600        0.0%
#*  Solocal Group                                              3,303   19,735        0.0%
    Somfy SA                                                     212   77,408        0.1%
    Sopra Steria Group                                         1,069  124,346        0.1%
*   Stallergenes Greer P.L.C.                                    209    6,368        0.0%
*   Ste Industrielle d'Aviation Latecoere SA                   4,872   20,020        0.0%
    Stef SA                                                      287   21,662        0.0%
    STMicroelectronics NV                                      2,388   14,682        0.0%
    Synergie SA                                                  659   19,895        0.0%
    Tarkett SA                                                   708   23,097        0.0%
    Technicolor SA                                            17,993  123,419        0.1%
    Technip SA                                                 4,655  272,830        0.2%
    Teleperformance                                            3,757  337,462        0.3%
#   TFF Group                                                     12    1,313        0.0%
    Thermador Groupe                                             157   14,345        0.0%
#   Total Gabon                                                   25    4,030        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
    Trigano SA                                                 1,363 $   79,948        0.1%
*   UBISOFT Entertainment                                      6,345    184,164        0.1%
#*  Valneva SE                                                 1,226      4,761        0.0%
    Vicat SA                                                   1,332     92,725        0.1%
    VIEL & Cie SA                                              4,347     17,504        0.0%
    Vilmorin & Cie SA                                            497     35,571        0.0%
    Virbac SA                                                    239     43,585        0.0%
                                                                     ----------        ---
TOTAL FRANCE                                                          7,152,941        5.1%
                                                                     ----------        ---
GERMANY -- (5.7%)
    Aareal Bank AG                                             5,739    204,309        0.2%
#*  ADLER Real Estate AG                                       1,028     13,625        0.0%
*   ADVA Optical Networking SE                                 3,107     33,155        0.0%
#*  AIXTRON SE                                                 8,383     41,755        0.0%
    Amadeus Fire AG                                              465     34,958        0.0%
    Aurubis AG                                                 2,557    138,963        0.1%
    Axel Springer SE                                           2,531    141,526        0.1%
    Bauer AG                                                     422      6,899        0.0%
#   BayWa AG                                                   1,355     47,369        0.0%
    Bechtle AG                                                   986    103,121        0.1%
#   Bertrandt AG                                                 351     40,626        0.0%
    Bijou Brigitte AG                                            274     17,687        0.0%
#   Bilfinger SE                                               3,451    150,644        0.1%
#   Biotest AG                                                 1,179     22,543        0.0%
    Borussia Dortmund GmbH & Co. KGaA                          8,179     36,768        0.0%
    BRAAS Monier Building Group SA                               767     21,322        0.0%
    CANCOM SE                                                  1,419     72,405        0.1%
    Carl Zeiss Meditec AG                                      2,614     85,390        0.1%
    CENTROTEC Sustainable AG                                   1,248     20,669        0.0%
    Cewe Stiftung & Co. KGAA                                     476     30,018        0.0%
#   Clere AG                                                      92      2,793        0.0%
    Comdirect Bank AG                                          2,500     28,476        0.0%
    CompuGroup Medical SE                                      2,314     90,937        0.1%
*   Constantin Medien AG                                       3,300      7,995        0.0%
    CTS Eventim AG & Co. KGaA                                  2,188     76,788        0.1%
    Delticom AG                                                  212      3,890        0.0%
    Deutsche Beteiligungs AG                                     329      9,736        0.0%
    Deutsche EuroShop AG                                       3,286    153,317        0.1%
    Deutz AG                                                   7,018     35,876        0.0%
*   Dialog Semiconductor P.L.C.                                4,518    157,572        0.1%
    DIC Asset AG                                               4,013     37,005        0.0%
    DMG Mori AG                                                2,097    100,529        0.1%
#   Drillisch AG                                               2,679    110,793        0.1%
    Duerr AG                                                   1,588    127,419        0.1%
    Elmos Semiconductor AG                                       624      7,834        0.0%
    ElringKlinger AG                                           2,610     64,073        0.1%
*   Evotec AG                                                  6,909     27,583        0.0%
    Fielmann AG                                                1,483    109,581        0.1%
    Fraport AG Frankfurt Airport Services Worldwide            2,093    126,883        0.1%
#   Freenet AG                                                 8,771    268,492        0.2%
    Fuchs Petrolub SE                                          1,824     67,313        0.1%
    Gerresheimer AG                                            1,966    146,627        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
GERMANY -- (Continued)
#   Gerry Weber International AG                               2,328 $ 33,640        0.0%
    Gesco AG                                                     111    9,274        0.0%
    GFK SE                                                     1,560   60,797        0.1%
    GFT Technologies SE                                        1,914   47,052        0.0%
    Grammer AG                                                 1,330   51,522        0.0%
    Grenkeleasing AG                                             405   79,935        0.1%
    Hamburger Hafen und Logistik AG                            2,121   33,305        0.0%
#*  Heidelberger Druckmaschinen AG                            17,995   40,671        0.0%
    Hella KGaA Hueck & Co.                                     1,488   56,961        0.0%
    Hochtief AG                                                  571   73,358        0.1%
    Hornbach Baumarkt AG                                         478   14,827        0.0%
    Indus Holding AG                                           2,104  107,368        0.1%
    Isra Vision AG                                               280   19,872        0.0%
    Jenoptik AG                                                5,015   78,453        0.1%
#   K+S AG                                                     7,120  177,717        0.1%
    KION Group AG                                              3,343  182,553        0.1%
    Kloeckner & Co. SE                                        11,414  133,240        0.1%
*   Koenig & Bauer AG                                          1,126   42,201        0.0%
#*  Kontron AG                                                 3,829   12,651        0.0%
    Krones AG                                                  1,070  122,209        0.1%
    KSB AG                                                        31   11,026        0.0%
#   KUKA AG                                                    1,857  183,418        0.1%
    KWS Saat SE                                                  187   64,892        0.1%
    Lanxess AG                                                 6,091  318,983        0.2%
    LEG Immobilien AG                                          3,642  337,847        0.2%
    Leoni AG                                                   3,152  113,908        0.1%
    LPKF Laser & Electronics AG                                1,968   16,393        0.0%
#*  Manz AG                                                      281   11,826        0.0%
    MLP AG                                                     3,534   13,771        0.0%
#   MTU Aero Engines AG                                        2,855  269,931        0.2%
    Nemetschek SE                                              2,828  158,252        0.1%
*   Nordex SE                                                  4,088  115,042        0.1%
    Norma Group SE                                             1,997  103,110        0.1%
    Osram Licht AG                                             4,864  253,993        0.2%
*   Patrizia Immobilien AG                                     2,712   62,888        0.1%
    Pfeiffer Vacuum Technology AG                                952  102,540        0.1%
    PNE Wind AG                                                6,074   15,220        0.0%
    Puma SE                                                      210   47,887        0.0%
*   QIAGEN NV                                                 12,774  287,295        0.2%
#   QSC AG                                                     8,683   13,487        0.0%
    Rational AG                                                  178   90,460        0.1%
    Rheinmetall AG                                             2,860  224,073        0.2%
    RHOEN-KLINIKUM AG                                          3,558  110,696        0.1%
#   SAF-Holland SA                                             2,801   33,066        0.0%
#   Salzgitter AG                                              3,612  122,436        0.1%
    Schaltbau Holding AG                                         277   14,944        0.0%
#*  SGL Carbon SE                                              3,415   40,026        0.0%
    SHW AG                                                       529   15,289        0.0%
    Sixt SE                                                    1,196   69,365        0.1%
#*  SMA Solar Technology AG                                    1,123   59,762        0.1%
    Software AG                                                3,599  137,779        0.1%
*   Solarworld AG                                                 26      242        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
GERMANY -- (Continued)
*   Stabilus SA                                                     618 $   30,892        0.0%
    Stada Arzneimittel AG                                         4,467    189,928        0.1%
    STRATEC Biomedical AG                                           474     27,192        0.0%
#   Stroeer SE & Co KGaA                                          1,864     91,953        0.1%
    Suedzucker AG                                                 6,873    121,364        0.1%
*   Suess MicroTec AG                                               651      6,928        0.0%
    Surteco SE                                                      689     17,581        0.0%
    TAG Immobilien AG                                             8,791    116,889        0.1%
    Takkt AG                                                      2,567     53,651        0.0%
    Technotrans AG                                                  637     13,143        0.0%
    TLG Immobilien AG                                             4,319     91,486        0.1%
*   Tom Tailor Holding AG                                           856      4,377        0.0%
*   Vossloh AG                                                      724     50,171        0.0%
    VTG AG                                                          666     20,685        0.0%
#   Wacker Chemie AG                                              1,113    106,938        0.1%
    Wacker Neuson SE                                              2,250     38,114        0.0%
    Washtec AG                                                      509     20,634        0.0%
*   Wincor Nixdorf AG                                             1,671     91,456        0.1%
    XING AG                                                         282     53,538        0.0%
    Zeal Network SE                                                 472     21,881        0.0%
                                                                        ----------        ---
TOTAL GERMANY                                                            8,991,518        6.4%
                                                                        ----------        ---
HONG KONG -- (2.8%)
    Alco Holdings, Ltd.                                          68,000     27,591        0.0%
    Allied Group, Ltd.                                           13,600     66,292        0.1%
    Allied Properties HK, Ltd.                                  219,416     41,188        0.0%
*   Apac Resources, Ltd.                                         65,694        797        0.0%
    APT Satellite Holdings, Ltd.                                 43,500     34,521        0.0%
#   Asia Financial Holdings, Ltd.                                54,874     28,910        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.             11,500     16,239        0.0%
    Asia Standard International Group, Ltd.                      24,940      4,046        0.0%
#   ASM Pacific Technology, Ltd.                                 13,100     94,147        0.1%
    Associated International Hotels, Ltd.                        28,000     77,125        0.1%
    BEP International Holdings, Ltd.                            440,000     28,865        0.0%
    Bonjour Holdings, Ltd.                                       61,600      2,533        0.0%
    Bright Smart Securities & Commodities Group, Ltd.             6,000      1,684        0.0%
#   Brightoil Petroleum Holdings, Ltd.                          109,000     34,508        0.0%
*   Brockman Mining, Ltd.                                       256,330      3,543        0.0%
    Cafe de Coral Holdings, Ltd.                                 22,000     66,419        0.1%
#*  CAR, Inc.                                                    26,000     29,617        0.0%
    Century City International Holdings, Ltd.                    43,340      2,650        0.0%
*   Champion Technology Holdings, Ltd.                           88,591      1,299        0.0%
    Chen Hsong Holdings                                          30,000      6,185        0.0%
    Chevalier International Holdings, Ltd.                        4,000      6,299        0.0%
*   China Energy Development Holdings, Ltd.                     162,000      2,058        0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.          510,000      8,189        0.0%
#*  China Public Procurement, Ltd.                            1,164,000     21,360        0.0%
#*  China Smarter Energy Group Holdings, Ltd.                   300,000     18,889        0.0%
#*  China Strategic Holdings, Ltd.                              551,250     16,540        0.0%
    Chow Sang Sang Holdings International, Ltd.                  27,000     43,783        0.0%
    CITIC Telecom International Holdings, Ltd.                  139,000     57,707        0.1%
    CK Life Sciences Int'l Holdings, Inc.                       352,000     33,517        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (Continued)
*   Convoy Financial Holdings, Ltd.                             516,000 $ 20,870        0.0%
*   CP Lotus Corp.                                              290,000    5,750        0.0%
    Cross-Harbour Holdings, Ltd. (The)                           30,658   41,535        0.0%
    CSI Properties, Ltd.                                         89,543    2,720        0.0%
*   CST Mining Group, Ltd.                                    2,064,000   33,414        0.0%
    Dah Sing Banking Group, Ltd.                                 38,528   68,743        0.1%
    Dah Sing Financial Holdings, Ltd.                            13,006   88,880        0.1%
    Dickson Concepts International, Ltd.                         14,500    4,072        0.0%
*   EganaGoldpfeil Holdings, Ltd.                                85,130       --        0.0%
    Emperor Capital Group, Ltd.                                 144,000   12,745        0.0%
    Emperor Entertainment Hotel, Ltd.                            40,000   12,385        0.0%
#   Emperor International Holdings, Ltd.                        100,333   20,135        0.0%
    Emperor Watch & Jewellery, Ltd.                             210,000    4,805        0.0%
#*  Esprit Holdings, Ltd.                                       121,250  106,078        0.1%
#   Fairwood Holdings, Ltd.                                       5,000   17,705        0.0%
    Far East Consortium International, Ltd.                      95,560   31,840        0.0%
    FIH Mobile, Ltd.                                            164,000   70,430        0.1%
    First Pacific Co., Ltd.                                      90,000   56,993        0.1%
    Fountain SET Holdings, Ltd.                                  28,000    3,346        0.0%
*   Freeman Financial Corp., Ltd.                               500,000   27,280        0.0%
#   G-Resources Group, Ltd.                                   2,118,000   48,659        0.0%
#*  GCL New Energy Holdings, Ltd.                               280,000   13,847        0.0%
*   Get Nice Financial Group, Ltd.                               16,275    2,392        0.0%
    Get Nice Holdings, Ltd.                                     651,000   23,422        0.0%
#   Giordano International, Ltd.                                 86,000   38,852        0.0%
*   Global Brands Group Holding, Ltd.                           496,000   58,643        0.1%
    Glorious Sun Enterprises, Ltd.                               48,000    6,116        0.0%
*   Grande Holdings, Ltd. (The)                                  28,000      278        0.0%
    Great Eagle Holdings, Ltd.                                   13,000   52,659        0.1%
#   Guotai Junan International Holdings, Ltd.                   154,400   51,606        0.0%
    Haitong International Securities Group, Ltd.                113,967   65,592        0.1%
    Hanison Construction Holdings, Ltd.                          27,198    4,540        0.0%
*   Hao Tian Development Group, Ltd.                            343,200   20,267        0.0%
    Harbour Centre Development, Ltd.                             13,500   22,858        0.0%
    HKR International, Ltd.                                      74,533   30,578        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      2,400   15,609        0.0%
    Hong Kong Ferry Holdings Co., Ltd.                           12,000   13,700        0.0%
*   Hong Kong Television Network, Ltd.                           32,239    6,915        0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                       40,500   48,263        0.0%
#   Hongkong Chinese, Ltd.                                       90,000   18,751        0.0%
    Hopewell Holdings, Ltd.                                      33,666  113,394        0.1%
#   Hsin Chong Group Holding, Ltd.                              214,000   22,347        0.0%
*   Hua Hong Semiconductor, Ltd.                                 16,000   16,093        0.0%
    Hung Hing Printing Group, Ltd.                               29,815    3,707        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       118,000   41,430        0.0%
#   IGG, Inc.                                                    64,000   27,746        0.0%
*   Imagi International Holdings, Ltd.                          608,000    6,959        0.0%
    IT, Ltd.                                                     54,000   13,339        0.0%
    Johnson Electric Holdings, Ltd.                              21,375   63,032        0.1%
    K Wah International Holdings, Ltd.                           90,839   43,887        0.0%
    Kerry Logistics Network, Ltd.                                27,000   38,079        0.0%
*   Ko Yo Chemical Group, Ltd.                                   80,000    2,776        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
HONG KONG -- (Continued)
*   Kong Sun Holdings, Ltd.                                    75,000 $  3,771        0.0%
    Kowloon Development Co., Ltd.                              28,000   26,907        0.0%
    L'Occitane International SA                                14,000   26,873        0.0%
    Lai Sun Development Co., Ltd.                             885,416   13,199        0.0%
*   Landing International Development, Ltd.                   785,000   22,283        0.0%
    Lifestyle International Holdings, Ltd.                     39,000   64,604        0.1%
    Lippo China Resources, Ltd.                               586,000   19,240        0.0%
    Liu Chong Hing Investment, Ltd.                            18,000   20,292        0.0%
#   Luk Fook Holdings International, Ltd.                      26,000   59,081        0.1%
    Lung Kee Bermuda Holdings                                  26,000    7,298        0.0%
#*  Macau Legend Development, Ltd.                            108,000   14,718        0.0%
    Magnificent Hotel Investment, Ltd.                        336,000    8,302        0.0%
    Man Wah Holdings, Ltd.                                     45,200   52,712        0.1%
*   Mason Financial Holdings, Ltd.                            880,000   35,636        0.0%
#   Melco International Development, Ltd.                      53,000   60,977        0.1%
*   Midland Holdings, Ltd.                                     60,000   19,084        0.0%
    Ming Fai International Holdings, Ltd.                      44,000    5,042        0.0%
    Miramar Hotel & Investment                                 20,000   36,709        0.0%
*   Mongolian Mining Corp.                                    171,249    1,499        0.0%
    NagaCorp, Ltd.                                             92,000   65,900        0.1%
*   New Times Energy Corp., Ltd.                               34,800      714        0.0%
    Newocean Energy Holdings, Ltd.                            110,000   37,578        0.0%
    Next Digital, Ltd.                                         38,000    2,131        0.0%
*   O Luxe Holdings, Ltd.                                      45,000    2,450        0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.    115,000    7,544        0.0%
    Orient Overseas International, Ltd.                        19,500   74,112        0.1%
    Oriental Watch Holdings                                    14,000    1,693        0.0%
*   Pacific Andes International Holdings, Ltd.                126,000    1,779        0.0%
#*  Pacific Basin Shipping, Ltd.                              157,000   26,455        0.0%
    Pacific Textiles Holdings, Ltd.                            43,000   55,253        0.1%
    Paliburg Holdings, Ltd.                                    26,000    7,726        0.0%
#   Paradise Entertainment, Ltd.                               40,000    6,174        0.0%
    Pico Far East Holdings, Ltd.                               96,000   26,213        0.0%
    Playmates Toys, Ltd.                                       60,000   15,609        0.0%
    Polytec Asset Holdings, Ltd.                               30,000    2,591        0.0%
    Public Financial Holdings, Ltd.                            24,000   10,970        0.0%
    PYI Corp., Ltd.                                           169,839    3,822        0.0%
#   Regal Hotels International Holdings, Ltd.                  29,000   13,979        0.0%
#   SA SA International Holdings, Ltd.                        114,074   34,767        0.0%
#   SEA Holdings, Ltd.                                         38,000  122,488        0.1%
    Shangri-La Asia, Ltd.                                      88,000  107,618        0.1%
    Shenwan Hongyuan HK, Ltd.                                  25,000   12,098        0.0%
*   Shun Ho Technology Holdings, Ltd.                           5,544    1,857        0.0%
    Shun Tak Holdings, Ltd.                                   130,000   43,242        0.0%
    Sing Tao News Corp., Ltd.                                  14,000    1,911        0.0%
    Singamas Container Holdings, Ltd.                         132,000   14,093        0.0%
    SmarTone Telecommunications Holdings, Ltd.                 34,000   56,031        0.1%
*   SOCAM Development, Ltd.                                    28,127   13,968        0.0%
*   Solomon Systech International, Ltd.                        58,000    2,495        0.0%
    Soundwill Holdings, Ltd.                                    4,000    5,239        0.0%
    Stella International Holdings, Ltd.                        31,000   78,208        0.1%
    Sun Hung Kai & Co., Ltd.                                   50,464   29,527        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
HONG KONG -- (Continued)
    TAI Cheung Holdings, Ltd.                                  25,000 $   19,125        0.0%
    Tao Heung Holdings, Ltd.                                   17,000      4,379        0.0%
    Television Broadcasts, Ltd.                                16,800     62,782        0.1%
    Texwinca Holdings, Ltd.                                    58,000     56,403        0.1%
*   Titan Petrochemicals Group, Ltd.                          160,000         10        0.0%
*   Tom Group, Ltd.                                            80,000     19,822        0.0%
    Transport International Holdings, Ltd.                     30,000     81,723        0.1%
#   Trinity, Ltd.                                              58,000      6,036        0.0%
*   TSC Group Holdings, Ltd.                                   39,000      5,873        0.0%
#*  United Laboratories International Holdings, Ltd. (The)     45,000     18,704        0.0%
#*  United Photovoltaics Group, Ltd.                          148,000     12,733        0.0%
    Upbest Group, Ltd.                                         74,000     21,166        0.0%
#   Value Partners Group, Ltd.                                 53,000     50,591        0.0%
    Varitronix International, Ltd.                             20,009     15,969        0.0%
    Victory City International Holdings, Ltd.                  36,937      2,560        0.0%
    Vitasoy International Holdings, Ltd.                       44,000     82,256        0.1%
    VST Holdings, Ltd.                                         57,600     13,173        0.0%
    VTech Holdings, Ltd.                                        8,200     84,754        0.1%
    Wai Kee Holdings, Ltd.                                     52,000     16,152        0.0%
    Wing On Co. International, Ltd.                            18,000     52,572        0.0%
    Wing Tai Properties, Ltd.                                   6,000      3,638        0.0%
    Xinyi Glass Holdings, Ltd.                                154,000    104,506        0.1%
    YGM Trading, Ltd.                                           4,000      2,295        0.0%
                                                                      ----------        ---
TOTAL HONG KONG                                                        4,464,247        3.2%
                                                                      ----------        ---
IRELAND -- (0.5%)
    C&C Group P.L.C.                                           18,373     82,744        0.1%
*   FBD Holdings P.L.C.(4330231)                                1,355      9,902        0.0%
*   FBD Holdings P.L.C.(0329028)                                1,308      9,848        0.0%
    Glanbia P.L.C.                                              7,132    134,617        0.1%
    Irish Continental Group P.L.C.(BLP5857)                     6,015     35,523        0.0%
    Irish Continental Group P.L.C.(BLP59W1)                     3,760     22,399        0.0%
*   Kenmare Resources P.L.C.                                   51,008        557        0.0%
    Kingspan Group P.L.C.(0492793)                              5,394    142,193        0.1%
    Kingspan Group P.L.C.(4491235)                              3,605     95,006        0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                         1,190    159,220        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                           171     22,982        0.0%
    Smurfit Kappa Group P.L.C.                                  4,588    121,781        0.1%
                                                                      ----------        ---
TOTAL IRELAND                                                            836,772        0.6%
                                                                      ----------        ---
ISLE OF MAN -- (0.0%)
*   Paysafe Group P.L.C.                                        1,904     10,623        0.0%
                                                                      ----------        ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                             2,681      1,136        0.0%
*   Airport City, Ltd.                                          6,889     67,428        0.1%
*   Allot Communications, Ltd.                                  3,228     16,807        0.0%
    Amot Investments, Ltd.                                      3,536     12,853        0.0%
*   AudioCodes, Ltd.                                            1,200      5,067        0.0%
    Brack Capital Properties NV                                   282     20,995        0.0%
*   Cellcom Israel, Ltd.                                        5,134     38,041        0.1%
*   Clal Biotechnology Industries, Ltd.                         4,323      3,446        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd.                   1,159 $ 14,311        0.0%
*   Compugen, Ltd.                                              3,299   22,581        0.0%
    Delek Automotive Systems, Ltd.                              4,148   38,601        0.1%
    Delta-Galil Industries, Ltd.                                  357    9,824        0.0%
    Electra, Ltd.                                                  90   11,794        0.0%
    First International Bank Of Israel, Ltd.                    1,950   24,705        0.0%
    Frutarom Industries, Ltd.                                   1,944  101,086        0.1%
*   Gilat Satellite Networks, Ltd.                              2,140    9,375        0.0%
*   Hadera Paper, Ltd.                                            146    4,159        0.0%
    Harel Insurance Investments & Financial Services, Ltd.      6,624   26,047        0.0%
*   Israel Discount Bank, Ltd. Class A                         18,996   31,703        0.0%
    Ituran Location and Control, Ltd.                           1,452   30,931        0.0%
*   Jerusalem Oil Exploration                                     820   34,351        0.0%
*   Kamada, Ltd.                                                1,265    4,903        0.0%
    Matrix IT, Ltd.                                             1,899   12,948        0.0%
*   Mazor Robotics, Ltd.                                        1,564    9,527        0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                            900   10,800        0.0%
    Melisron, Ltd.                                              1,177   45,702        0.1%
*   Menora Mivtachim Holdings, Ltd.                             3,053   26,603        0.0%
    Migdal Insurance & Financial Holding, Ltd.                 34,652   25,437        0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                        1,752    8,940        0.0%
*   Nova Measuring Instruments, Ltd.                            1,136   12,507        0.0%
*   Oil Refineries, Ltd.                                       86,916   31,594        0.0%
*   Partner Communications Co., Ltd.                            7,236   37,560        0.0%
    Paz Oil Co., Ltd.                                             419   65,406        0.1%
*   Phoenix Holdings, Ltd. (The)                                4,361   11,273        0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          415   17,048        0.0%
    Shikun & Binui, Ltd.                                        9,961   19,042        0.0%
    Shufersal, Ltd.                                             4,123   13,993        0.0%
    Strauss Group, Ltd.                                         2,520   40,411        0.1%
*   Tower Semiconductor, Ltd.                                   3,073   35,815        0.0%
                                                                      --------        ---
TOTAL ISRAEL                                                           954,750        0.7%
                                                                      --------        ---
ITALY -- (3.5%)
    A2A SpA                                                    77,745  111,125        0.1%
    ACEA SpA                                                    3,393   49,908        0.0%
    Amplifon SpA                                                9,533   87,787        0.1%
    Anima Holding SpA                                          12,163   86,382        0.1%
    Ansaldo STS SpA                                            10,015  121,578        0.1%
*   Arnoldo Mondadori Editore SpA                               7,418    8,474        0.0%
#   Astaldi SpA                                                 5,928   29,101        0.0%
*   Autogrill SpA                                               9,960   84,527        0.1%
    Azimut Holding SpA                                          7,759  195,848        0.1%
#*  Banca Carige SpA                                           13,880   11,387        0.0%
    Banca Generali SpA                                          3,372  100,341        0.1%
    Banca IFIS SpA                                              1,366   39,157        0.0%
    Banca Mediolanum SpA                                        9,961   82,135        0.1%
    Banca Popolare dell'Emilia Romagna SC                      36,675  215,046        0.2%
#*  Banca Popolare dell'Etruria e del Lazio SC                 25,255       --        0.0%
    Banca Popolare di Milano Scarl                            330,269  251,344        0.2%
    Banca Popolare di Sondrio SCARL                            34,789  130,123        0.1%
    Banca Profilo SpA                                          12,870    3,341        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA                          5,000 $ 14,100        0.0%
    Banco Popolare SC                                          18,509  131,061        0.1%
    Brembo SpA                                                  1,837   98,834        0.1%
#   Brunello Cucinelli SpA                                      2,157   42,353        0.0%
    Buzzi Unicem SpA                                            4,611   87,584        0.1%
*   Caltagirone Editore SpA                                     3,000    3,027        0.0%
    Cementir Holding SpA                                        3,618   19,101        0.0%
    Cerved Information Solutions SpA                            9,652   77,811        0.1%
*   CIR-Compagnie Industriali Riunite SpA                      36,555   45,589        0.0%
    Credito Emiliano SpA                                        5,806   42,006        0.0%
*   Credito Valtellinese SC                                    95,790   75,005        0.1%
    Danieli & C Officine Meccaniche SpA                         1,158   25,418        0.0%
    Datalogic SpA                                               1,800   32,790        0.0%
    Davide Campari-Milano SpA                                  19,493  188,568        0.1%
    De' Longhi SpA                                              3,720   85,879        0.1%
    DiaSorin SpA                                                1,114   65,120        0.0%
    Ei Towers SpA                                               1,471   86,354        0.1%
    Engineering SpA                                               287   21,720        0.0%
    ERG SpA                                                     6,483   84,519        0.1%
    Esprinet SpA                                                2,060   18,020        0.0%
    Falck Renewables SpA                                        2,864    3,185        0.0%
    FinecoBank Banca Fineco SpA                                 5,121   41,253        0.0%
#*  Geox SpA                                                    3,764   12,180        0.0%
*   Gruppo Editoriale L'Espresso SpA                            7,849    8,408        0.0%
    Hera SpA                                                   42,702  128,618        0.1%
*   IMMSI SpA                                                   8,658    4,329        0.0%
    Industria Macchine Automatiche SpA                            912   53,234        0.0%
*   Intek Group SpA                                            17,854    4,662        0.0%
    Interpump Group SpA                                         4,598   66,354        0.0%
    Iren SpA                                                   50,122   92,812        0.1%
    Italcementi SpA                                            11,076  131,432        0.1%
    Italmobiliare SpA                                             273   11,895        0.0%
*   Maire Tecnimont SpA                                         9,016   27,447        0.0%
    MARR SpA                                                    3,575   72,827        0.1%
    Mediaset SpA                                               52,344  236,472        0.2%
    Moncler SpA                                                 5,762   93,654        0.1%
    Parmalat SpA                                               23,995   66,923        0.0%
#   Piaggio & C SpA                                            11,804   26,236        0.0%
    Prysmian SpA                                               12,247  289,750        0.2%
    Recordati SpA                                               7,452  189,623        0.1%
    Reply SpA                                                     480   68,352        0.1%
#*  Rizzoli Corriere Della Sera Mediagroup SpA                 22,007   14,206        0.0%
    Sabaf SpA                                                     217    2,547        0.0%
    SAES Getters SpA                                              616    7,569        0.0%
*   Safilo Group SpA                                            2,996   26,475        0.0%
*   Saipem SpA                                                356,707  171,399        0.1%
    Salini Impregilo SpA                                       18,202   79,833        0.1%
#   Salvatore Ferragamo SpA                                     2,957   68,538        0.1%
*   Saras SpA                                                  34,552   60,352        0.0%
    Societa Cattolica di Assicurazioni SCRL                    13,600   94,677        0.1%
    Societa Iniziative Autostradali e Servizi SpA               5,499   57,515        0.0%
*   Sogefi SpA                                                  3,015    5,514        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
ITALY -- (Continued)
    SOL SpA                                                     2,651 $   23,391        0.0%
#   Tamburi Investment Partners SpA                             5,222     18,777        0.0%
*   Tiscali SpA                                               110,959      6,863        0.0%
#   Tod's SpA                                                     778     53,897        0.0%
    Trevi Finanziaria Industriale SpA                           6,018      9,723        0.0%
    Unipol Gruppo Finanziario SpA                              39,687    170,389        0.1%
    UnipolSai SpA                                              15,356     35,934        0.0%
    Vittoria Assicurazioni SpA                                  2,848     29,013        0.0%
*   Yoox Net-A-Porter Group SpA                                 3,036     89,079        0.1%
    Zignago Vetro SpA                                           1,896     12,566        0.0%
                                                                      ----------        ---
TOTAL ITALY                                                            5,520,366        3.9%
                                                                      ----------        ---
JAPAN -- (19.8%)
    77 Bank, Ltd. (The)                                        26,000     91,217        0.1%
    Accordia Golf Co., Ltd.                                     2,000     18,985        0.0%
    Achilles Corp.                                              6,000      7,665        0.0%
    Adastria Co., Ltd.                                          2,040     67,607        0.1%
    ADEKA Corp.                                                 5,600     78,534        0.1%
    Aderans Co., Ltd.                                           1,700      8,547        0.0%
#   Advantest Corp.                                             5,800     55,064        0.1%
    Aeon Delight Co., Ltd.                                      1,100     30,371        0.0%
    Ahresty Corp.                                                 700      4,569        0.0%
    Ai Holdings Corp.                                           1,600     45,720        0.0%
    Aica Kogyo Co., Ltd.                                        3,000     66,947        0.1%
    Aichi Bank, Ltd. (The)                                        800     36,405        0.0%
    Aichi Steel Corp.                                           7,000     29,665        0.0%
    Aichi Tokei Denki Co., Ltd.                                 3,000      8,492        0.0%
    Aida Engineering, Ltd.                                      4,000     36,493        0.0%
    Ain Holdings, Inc.                                          1,200     58,294        0.1%
#   Aiphone Co., Ltd.                                           1,100     17,586        0.0%
    Aisan Industry Co., Ltd.                                    2,770     20,511        0.0%
#*  Akebono Brake Industry Co., Ltd.                            6,500     16,774        0.0%
    Akita Bank, Ltd. (The)                                     15,000     40,067        0.0%
#   Alpen Co., Ltd.                                               800     13,652        0.0%
    Alpine Electronics, Inc.                                    3,800     46,771        0.0%
    Alps Logistics Co., Ltd.                                    2,000     10,492        0.0%
    Amano Corp.                                                 4,200     68,709        0.1%
    Anest Iwata Corp.                                           3,000     31,468        0.0%
    Anicom Holdings, Inc.                                         500     11,733        0.0%
#   Anritsu Corp.                                              13,200     78,511        0.1%
    AOKI Holdings, Inc.                                         3,200     37,131        0.0%
    Aomori Bank, Ltd. (The)                                    17,000     52,072        0.1%
    Aoyama Trading Co., Ltd.                                    3,100    115,582        0.1%
    Arakawa Chemical Industries, Ltd.                           1,800     15,282        0.0%
    Arata Corp.                                                   400      9,049        0.0%
    Arcland Sakamoto Co., Ltd.                                  3,000     31,149        0.0%
    Arcs Co., Ltd.                                              2,200     51,648        0.1%
    Ariake Japan Co., Ltd.                                        900     49,862        0.1%
#   Arisawa Manufacturing Co., Ltd.                             5,100     26,094        0.0%
    Artnature, Inc.                                             1,000      8,291        0.0%
    As One Corp.                                                  990     35,697        0.0%
    Asahi Diamond Industrial Co., Ltd.                          4,500     44,904        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Asahi Holdings, Inc.                                       1,400 $18,816        0.0%
    Asahi Kogyosha Co., Ltd.                                   3,000  12,681        0.0%
    ASAHI YUKIZAI Corp.                                        3,000   5,661        0.0%
    Asatsu-DK, Inc.                                            2,100  52,145        0.1%
    Ashikaga Holdings Co., Ltd.                               13,000  38,250        0.0%
#   Ashimori Industry Co., Ltd.                                3,000   4,180        0.0%
    ASKA Pharmaceutical Co., Ltd.                              2,000  25,384        0.0%
    ASKUL Corp.                                                1,100  43,251        0.0%
    Asunaro Aoki Construction Co., Ltd.                        1,800  11,067        0.0%
#   Atom Corp.                                                   300   1,826        0.0%
    Atsugi Co., Ltd.                                          15,000  15,970        0.0%
    Autobacs Seven Co., Ltd.                                   4,500  77,640        0.1%
    Avex Group Holdings, Inc.                                  2,100  26,322        0.0%
    Awa Bank, Ltd. (The)                                      11,000  55,941        0.1%
    Axial Retailing, Inc.                                      1,200  38,260        0.0%
    Azbil Corp.                                                2,200  56,448        0.1%
    Bando Chemical Industries, Ltd.                            5,000  24,369        0.0%
    Bank of Iwate, Ltd. (The)                                  1,300  49,082        0.1%
#   Bank of Nagoya, Ltd. (The)                                14,000  46,429        0.0%
    Bank of Okinawa, Ltd. (The)                                1,300  42,912        0.0%
    Bank of Saga, Ltd. (The)                                  16,000  32,371        0.0%
    Bank of the Ryukyus, Ltd.                                  3,600  41,572        0.0%
    Belc Co., Ltd.                                             1,000  39,779        0.0%
    Belluna Co., Ltd.                                          2,800  14,078        0.0%
    Benefit One, Inc.                                          1,900  43,084        0.0%
    Best Denki Co., Ltd.                                       2,500   2,680        0.0%
    Bic Camera, Inc.                                           4,500  43,831        0.0%
    BML, Inc.                                                  1,000  42,622        0.0%
#   Bookoff Corp.                                              1,000   8,147        0.0%
    Broadleaf Co., Ltd.                                        1,400  13,835        0.0%
    Bunka Shutter Co., Ltd.                                    2,984  25,151        0.0%
    C Uyemura & Co., Ltd.                                        400  17,158        0.0%
    CAC Holdings Corp.                                         1,700  13,051        0.0%
    Calsonic Kansei Corp.                                     12,000  81,961        0.1%
    Canon Electronics, Inc.                                    1,500  21,666        0.0%
    Capcom Co., Ltd.                                           2,200  50,678        0.1%
    Cawachi, Ltd.                                              1,300  30,448        0.0%
    Central Glass Co., Ltd.                                   17,000  94,770        0.1%
    Chiba Kogyo Bank, Ltd. (The)                               3,200  14,046        0.0%
    Chiyoda Co., Ltd.                                          1,700  43,889        0.0%
#   Chiyoda Corp.                                              6,000  45,502        0.0%
    Chiyoda Integre Co., Ltd.                                    600  11,996        0.0%
    Chofu Seisakusho Co., Ltd.                                 1,800  41,629        0.0%
    Chori Co., Ltd.                                              500   7,200        0.0%
    Chudenko Corp.                                             2,200  43,290        0.0%
    Chuetsu Pulp & Paper Co., Ltd.                             8,000  14,699        0.0%
*   Chugai Mining Co., Ltd.                                    5,000   1,015        0.0%
    Chugai Ro Co., Ltd.                                        7,000  12,463        0.0%
    Chugoku Marine Paints, Ltd.                                5,000  35,421        0.0%
    Chukyo Bank, Ltd. (The)                                    7,000  14,470        0.0%
    Chuo Spring Co., Ltd.                                      5,000  13,671        0.0%
    Ci:z Holdings Co., Ltd.                                    1,400  28,502        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
#   Citizen Holdings Co., Ltd.                                17,800 $100,403        0.1%
    CKD Corp.                                                  4,700   38,191        0.0%
    Clarion Co., Ltd.                                          6,000   18,197        0.0%
    Cleanup Corp.                                              2,000   12,916        0.0%
    CMIC Holdings Co., Ltd.                                      600    8,860        0.0%
#*  CMK Corp.                                                  2,000    7,485        0.0%
    Coca-Cola East Japan Co., Ltd.                             2,970   54,413        0.1%
    Coca-Cola West Co., Ltd.                                   3,300   89,451        0.1%
    Cocokara fine, Inc.                                        2,379  105,975        0.1%
    COLOPL, Inc.                                                 200    3,951        0.0%
    Colowide Co., Ltd.                                         2,100   34,207        0.0%
    Computer Engineering & Consulting, Ltd.                    1,500   21,737        0.0%
#   COMSYS Holdings Corp.                                      1,000   15,036        0.0%
*   Concordia Financial Group, Ltd.                            5,410   26,053        0.0%
    CONEXIO Corp.                                              1,300   14,757        0.0%
    COOKPAD, Inc.                                              3,000   42,902        0.0%
    Corona Corp.                                               1,300   12,726        0.0%
    Cosel Co., Ltd.                                            1,600   15,736        0.0%
    Cosmo Energy Holdings Co., Ltd.                            4,700   59,636        0.1%
    Create Restaurants Holdings, Inc.                          2,100   19,216        0.0%
    Create SD Holdings Co., Ltd.                               2,400   57,550        0.1%
*   CROOZ, Inc.                                                  600   12,361        0.0%
    Dai Nippon Toryo Co., Ltd.                                11,000   19,235        0.0%
    Dai-Dan Co., Ltd.                                          3,000   21,267        0.0%
#   Dai-ichi Seiko Co., Ltd.                                   1,400   15,486        0.0%
    Daibiru Corp.                                              2,900   25,306        0.0%
    Daido Metal Co., Ltd.                                      3,000   22,040        0.0%
    Daido Steel Co., Ltd.                                     22,000   74,334        0.1%
    Daifuku Co., Ltd.                                          5,400   96,578        0.1%
    Daihen Corp.                                              11,000   54,799        0.1%
    Daiho Corp.                                                8,000   33,919        0.0%
    Daiichi Jitsugyo Co., Ltd.                                 4,000   18,186        0.0%
    Daiichikosho Co., Ltd.                                     1,100   46,114        0.0%
    Daiken Corp.                                               7,000   19,872        0.0%
    Daiki Aluminium Industry Co., Ltd.                         3,000    7,577        0.0%
#   Daikoku Denki Co., Ltd.                                      900   10,817        0.0%
    Daikokutenbussan Co., Ltd.                                   500   22,472        0.0%
    Daikyo, Inc.                                              27,000   43,237        0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    8,000   33,013        0.0%
#   Daio Paper Corp.                                           4,800   47,338        0.0%
#   Daisan Bank, Ltd. (The)                                   20,000   28,463        0.0%
    Daiseki Co., Ltd.                                          2,130   39,494        0.0%
#   Daishi Bank, Ltd. (The)                                   23,000   79,726        0.1%
    Daito Bank, Ltd. (The)                                    10,000   15,998        0.0%
    Daito Pharmaceutical Co., Ltd.                               550   14,428        0.0%
    Daiwa Industries, Ltd.                                     3,000   25,716        0.0%
    Daiwabo Holdings Co., Ltd.                                22,000   43,271        0.0%
    DCM Holdings Co., Ltd.                                     5,200   39,312        0.0%
    Denka Co., Ltd.                                           20,000   84,191        0.1%
    Denki Kogyo Co., Ltd.                                      3,000   13,393        0.0%
    Denyo Co., Ltd.                                            2,000   21,455        0.0%
    Descente, Ltd.                                             3,300   45,900        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
#   Digital Garage, Inc.                                       1,400 $ 28,036        0.0%
#   DMG Mori Co., Ltd.                                         8,000   89,756        0.1%
    Doshisha Co., Ltd.                                         1,700   31,919        0.0%
    Doutor Nichires Holdings Co., Ltd.                         2,212   38,834        0.0%
    Dowa Holdings Co., Ltd.                                   13,000   81,451        0.1%
    DTS Corp.                                                  1,000   19,792        0.0%
    Duskin Co., Ltd.                                           2,700   49,126        0.1%
    Dydo Drinco, Inc.                                            500   25,252        0.0%
    Eagle Industry Co., Ltd.                                   2,000   26,295        0.0%
#   Earth Chemical Co., Ltd.                                   1,100   45,764        0.0%
    Ebara Corp.                                               12,000   54,637        0.1%
#   EDION Corp.                                                8,900   72,012        0.1%
#   Ehime Bank, Ltd. (The)                                    20,000   41,507        0.0%
    Eighteenth Bank, Ltd. (The)                               16,000   37,773        0.0%
    Eiken Chemical Co., Ltd.                                   2,000   36,618        0.0%
    Eizo Corp.                                                 1,500   37,464        0.0%
    Elecom Co., Ltd.                                           1,100   18,454        0.0%
    en-japan, Inc.                                             1,600   25,652        0.0%
    Enplas Corp.                                                 700   19,793        0.0%
    EPS Holdings, Inc.                                         2,000   25,050        0.0%
    ESPEC Corp.                                                2,000   26,747        0.0%
    Exedy Corp.                                                1,800   42,013        0.0%
#   F@N Communications, Inc.                                   1,800   12,630        0.0%
#   Fancl Corp.                                                2,700   36,038        0.0%
    FCC Co., Ltd.                                              2,100   35,104        0.0%
    Feed One Co., Ltd.                                         4,400    4,847        0.0%
    Ferrotec Corp.                                             2,700   26,255        0.0%
    FIDEA Holdings Co., Ltd.                                  17,300   27,251        0.0%
    Fields Corp.                                               1,100   16,377        0.0%
    Financial Products Group Co., Ltd.                         2,600   31,040        0.0%
    Foster Electric Co., Ltd.                                  2,000   41,615        0.0%
    FP Corp.                                                   1,800   79,616        0.1%
    France Bed Holdings Co., Ltd.                              1,600   14,736        0.0%
    Fuji Co., Ltd.                                             1,500   33,373        0.0%
    Fuji Corp., Ltd.                                           3,000   18,931        0.0%
    Fuji Kosan Co., Ltd.                                         600    2,331        0.0%
#   Fuji Kyuko Co., Ltd.                                       4,000   53,468        0.1%
    Fuji Machine Manufacturing Co., Ltd.                       3,400   34,916        0.0%
*   Fuji Oil Co., Ltd.                                         1,800    5,566        0.0%
    Fuji Oil Holdings, Inc.                                    3,500   65,106        0.1%
    Fuji Seal International, Inc.                              1,200   40,822        0.0%
    Fuji Soft, Inc.                                            2,200   49,897        0.1%
    Fujibo Holdings, Inc.                                      8,000   15,552        0.0%
    Fujicco Co., Ltd.                                          1,400   29,821        0.0%
    Fujikura Kasei Co., Ltd.                                   2,000    9,010        0.0%
    Fujikura, Ltd.                                            22,000  106,640        0.1%
    Fujimi, Inc.                                               1,400   18,554        0.0%
    Fujimori Kogyo Co., Ltd.                                     800   18,545        0.0%
    Fujitec Co., Ltd.                                          4,000   39,552        0.0%
    Fujitsu General, Ltd.                                      4,000   69,156        0.1%
    Fukui Bank, Ltd. (The)                                    16,000   30,731        0.0%
#   Fukushima Bank, Ltd. (The)                                14,000   11,805        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Fukushima Industries Corp.                                 1,500 $33,241        0.0%
#   Fukuyama Transporting Co., Ltd.                            7,000  35,859        0.0%
#*  Funai Electric Co., Ltd.                                     600   5,031        0.0%
    Funai Soken Holdings, Inc.                                 2,040  30,951        0.0%
    Furukawa Co., Ltd.                                        18,000  26,039        0.0%
    Furukawa Electric Co., Ltd.                               36,000  88,140        0.1%
    Furuno Electric Co., Ltd.                                  3,500  19,761        0.0%
    Furusato Industries, Ltd.                                  1,000  15,076        0.0%
    Fuso Pharmaceutical Industries, Ltd.                       5,000  12,009        0.0%
    Futaba Corp.                                               3,800  57,681        0.1%
#   Futaba Industrial Co., Ltd.                                3,500  16,200        0.0%
    Future Corp.                                                 800   5,396        0.0%
    Fuyo General Lease Co., Ltd.                               1,600  67,189        0.1%
    G-Tekt Corp.                                               1,800  18,885        0.0%
    Gakken Holdings Co., Ltd.                                  3,000   6,774        0.0%
#   Genky Stores, Inc.                                           600  18,708        0.0%
    Geo Holdings Corp.                                         3,000  49,545        0.1%
    GLOBERIDE, Inc.                                            1,000  12,499        0.0%
    Glory, Ltd.                                                1,700  55,677        0.1%
    GMO internet, Inc.                                         4,200  49,314        0.1%
    GMO Payment Gateway, Inc.                                    800  51,120        0.1%
    Godo Steel, Ltd.                                           6,000  10,910        0.0%
    Goldcrest Co., Ltd.                                        1,190  17,039        0.0%
    Gree, Inc.                                                10,400  58,285        0.1%
#   GS Yuasa Corp.                                            14,000  57,389        0.1%
#   Gulliver International Co., Ltd.                           2,200  21,625        0.0%
    Gun-Ei Chemical Industry Co., Ltd.                         7,000  19,468        0.0%
    Gunma Bank, Ltd. (The)                                    18,000  71,268        0.1%
    Gunze, Ltd.                                               19,000  53,094        0.1%
    Gurunavi, Inc.                                             1,000  23,665        0.0%
    H2O Retailing Corp.                                        3,800  62,354        0.1%
    Hakuto Co., Ltd.                                           1,400  11,718        0.0%
    Hamakyorex Co., Ltd.                                         800  14,338        0.0%
    Hanwa Co., Ltd.                                           18,000  80,443        0.1%
    Happinet Corp.                                             1,800  15,030        0.0%
#   Harmonic Drive Systems, Inc.                                 800  17,920        0.0%
    Hazama Ando Corp.                                          9,810  47,854        0.0%
    Heiwa Corp.                                                2,800  58,816        0.1%
    Heiwa Real Estate Co., Ltd.                                3,600  44,625        0.0%
    Heiwado Co., Ltd.                                          2,500  51,254        0.1%
    HI-LEX Corp.                                               1,100  28,372        0.0%
    Hibiya Engineering, Ltd.                                   2,400  33,396        0.0%
    Hiday Hidaka Corp.                                           864  20,430        0.0%
    Hioki EE Corp.                                               300   6,370        0.0%
    HIS Co., Ltd.                                              1,300  32,108        0.0%
#   Hisaka Works, Ltd.                                         2,000  14,576        0.0%
    Hitachi Koki Co., Ltd.                                     4,100  27,738        0.0%
    Hitachi Kokusai Electric, Inc.                             2,000  20,964        0.0%
    Hitachi Maxell, Ltd.                                       2,300  34,578        0.0%
    Hitachi Transport System, Ltd.                             2,200  36,869        0.0%
    Hitachi Zosen Corp.                                       12,900  65,475        0.1%
#   Hodogaya Chemical Co., Ltd.                                4,000   8,124        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd.                                     1,100 $ 61,261        0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                      3,000   16,688        0.0%
    Hokkaido Electric Power Co., Inc.                          9,700   88,415        0.1%
    Hokkaido Gas Co., Ltd.                                     4,000   10,270        0.0%
    Hokkan Holdings, Ltd.                                      6,000   18,088        0.0%
    Hokkoku Bank, Ltd. (The)                                  22,000   62,192        0.1%
    Hokuetsu Bank, Ltd. (The)                                 23,000   39,471        0.0%
    Hokuetsu Kishu Paper Co., Ltd.                             9,600   60,705        0.1%
    Hokuhoku Financial Group, Inc.                            50,000   62,952        0.1%
    Hokuriku Electric Industry Co., Ltd.                       4,000    4,851        0.0%
    Hokuto Corp.                                               1,600   31,198        0.0%
    Honeys Co., Ltd.                                             770    7,948        0.0%
    Hoosiers Holdings                                            700    3,182        0.0%
    Horiba, Ltd.                                               2,200   83,037        0.1%
    Hosiden Corp.                                              3,100   19,545        0.0%
#   Hosokawa Micron Corp.                                      2,000   10,322        0.0%
    House Foods Group, Inc.                                    4,000   76,751        0.1%
    Howa Machinery, Ltd.                                         500    2,508        0.0%
    Hyakugo Bank, Ltd. (The)                                  19,000   70,041        0.1%
    Hyakujushi Bank, Ltd. (The)                               22,000   63,541        0.1%
    Ibiden Co., Ltd.                                           7,000   88,092        0.1%
    IBJ Leasing Co., Ltd.                                      1,600   27,546        0.0%
    Ichibanya Co., Ltd.                                          100    6,324        0.0%
#   Ichikoh Industries, Ltd.                                   4,000    8,915        0.0%
    Ichiyoshi Securities Co., Ltd.                             4,100   33,804        0.0%
    Icom, Inc.                                                   700   13,583        0.0%
    Idec Corp.                                                 1,600   14,691        0.0%
    Ihara Chemical Industry Co., Ltd.                          3,100   39,684        0.0%
    Iino Kaiun Kaisha, Ltd.                                    7,300   28,410        0.0%
    Imasen Electric Industrial                                   801    7,049        0.0%
    Inaba Denki Sangyo Co., Ltd.                               1,400   43,958        0.0%
    Inaba Seisakusho Co., Ltd.                                   200    2,438        0.0%
    Inabata & Co., Ltd.                                        4,000   38,961        0.0%
    Inageya Co., Ltd.                                          2,000   26,196        0.0%
    Ines Corp.                                                 3,600   37,597        0.0%
    Infomart Corp.                                             1,600   14,327        0.0%
    Intage Holdings, Inc.                                        800   10,194        0.0%
    Internet Initiative Japan, Inc.                            1,300   25,465        0.0%
    Inui Global Logistics Co., Ltd.                              525    4,214        0.0%
    Iriso Electronics Co., Ltd.                                  900   42,859        0.0%
#   Iseki & Co., Ltd.                                         14,000   29,793        0.0%
*   Ishihara Sangyo Kaisha, Ltd.                              24,000   16,498        0.0%
    IT Holdings Corp.                                          4,600  108,706        0.1%
    Itochu Enex Co., Ltd.                                      4,000   32,748        0.0%
    Itochu-Shokuhin Co., Ltd.                                    600   22,854        0.0%
*   Itoham Yonekyu Holdings, Inc.                              8,631   65,625        0.1%
    Itoki Corp.                                                3,000   18,851        0.0%
#   IwaiCosmo Holdings, Inc.                                     900    8,390        0.0%
    Iwasaki Electric Co., Ltd.                                 4,000    6,823        0.0%
    Iwatani Corp.                                              9,000   52,868        0.1%
*   Iwatsu Electric Co., Ltd.                                  3,000    1,965        0.0%
    Iyo Bank, Ltd. (The)                                      12,100   79,510        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    J Trust Co., Ltd.                                          8,500 $ 64,431        0.1%
    J-Oil Mills, Inc.                                          6,000   19,339        0.0%
    Jaccs Co., Ltd.                                           11,000   43,352        0.0%
    Jafco Co., Ltd.                                            2,200   60,864        0.1%
    Jamco Corp.                                                1,500   38,381        0.0%
#*  Janome Sewing Machine Co., Ltd.                            2,299   12,510        0.0%
    Japan Aviation Electronics Industry, Ltd.                  4,000   53,395        0.1%
#*  Japan Communications, Inc.                                10,600   19,747        0.0%
    Japan Digital Laboratory Co., Ltd.                         2,300   31,113        0.0%
#*  Japan Display, Inc.                                       27,100   51,875        0.1%
#   Japan Drilling Co., Ltd.                                     600   13,603        0.0%
#   Japan Medical Dynamic Marketing, Inc.                        770    4,754        0.0%
    Japan Petroleum Exploration Co., Ltd.                      2,800   65,182        0.1%
    Japan Pulp & Paper Co., Ltd.                               5,000   14,824        0.0%
    Japan Securities Finance Co., Ltd.                         2,900   11,299        0.0%
    Japan Steel Works, Ltd. (The)                             20,000   77,483        0.1%
    Japan Transcity Corp.                                      3,000    9,848        0.0%
    Japan Wool Textile Co., Ltd. (The)                         6,000   41,891        0.0%
    JBCC Holdings, Inc.                                        2,000   12,324        0.0%
    JCU Corp.                                                    300    9,423        0.0%
    Jeol, Ltd.                                                 9,000   40,669        0.0%
    Jimoto Holdings, Inc.                                     10,000   13,271        0.0%
#   Jin Co., Ltd.                                                600   22,132        0.0%
    Joshin Denki Co., Ltd.                                     2,000   15,870        0.0%
    JSP Corp.                                                  1,300   22,376        0.0%
    Juki Corp.                                                 2,200   19,356        0.0%
    Juroku Bank, Ltd. (The)                                   30,000   88,570        0.1%
    Justsystems Corp.                                          2,300   18,630        0.0%
#   JVC Kenwood Corp.                                         13,070   32,483        0.0%
    K&O Energy Group, Inc.                                     1,000   11,754        0.0%
    K's Holdings Corp.                                         2,100   70,578        0.1%
    kabu.com Securities Co., Ltd.                              8,100   25,899        0.0%
*   Kadokawa Dwango                                            4,169   59,103        0.1%
    Kaga Electronics Co., Ltd.                                   900   10,641        0.0%
#   Kagome Co., Ltd.                                           2,300   49,107        0.1%
    Kameda Seika Co., Ltd.                                       600   24,167        0.0%
    Kamei Corp.                                                2,000   18,019        0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                              4,000   22,397        0.0%
    Kanamoto Co., Ltd.                                         2,000   51,411        0.1%
    Kandenko Co., Ltd.                                         5,000   35,554        0.0%
    Kanematsu Corp.                                           37,025   55,758        0.1%
    Kanematsu Electronics, Ltd.                                  500    8,669        0.0%
    Kansai Urban Banking Corp.                                 1,100   10,431        0.0%
#   Kanto Denka Kogyo Co., Ltd.                                4,000   28,985        0.0%
#   Kappa Create Co., Ltd.                                       400    4,637        0.0%
    Kasai Kogyo Co., Ltd.                                        400    3,835        0.0%
#   Katakura Industries Co., Ltd.                                900    9,710        0.0%
    Kato Sangyo Co., Ltd.                                      2,000   49,169        0.1%
    Kato Works Co., Ltd.                                       4,000   15,309        0.0%
#   KAWADA TECHNOLOGIES, Inc.                                    200    6,095        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            500    9,104        0.0%
#   Kawasaki Kisen Kaisha, Ltd.                               62,000  132,197        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Keihin Corp.                                               2,900 $ 42,137        0.0%
    Keiyo Bank, Ltd. (The)                                    18,000   65,798        0.1%
#   Keiyo Co., Ltd.                                            2,000    9,730        0.0%
    Kenedix, Inc.                                              2,500   10,685        0.0%
#   Key Coffee, Inc.                                           1,300   22,019        0.0%
    KFC Holdings Japan, Ltd.                                     700   12,597        0.0%
    Kintetsu World Express, Inc.                               2,400   31,402        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       3,000   20,889        0.0%
    Kissei Pharmaceutical Co., Ltd.                            1,100   25,302        0.0%
    Kita-Nippon Bank, Ltd. (The)                                 400   10,142        0.0%
    Kitagawa Iron Works Co., Ltd.                              7,000   12,483        0.0%
    Kitz Corp.                                                 4,500   18,241        0.0%
    Kiyo Bank, Ltd. (The)                                      4,800   57,629        0.1%
*   KLab, Inc.                                                 2,400   12,876        0.0%
*   KNT-CT Holdings Co., Ltd.                                  6,000    8,822        0.0%
    Koa Corp.                                                  3,500   24,632        0.0%
#   Kobe Bussan Co., Ltd.                                      1,000   21,598        0.0%
#   Kohnan Shoji Co., Ltd.                                     2,000   34,113        0.0%
    Koike Sanso Kogyo Co., Ltd.                                4,000    9,106        0.0%
*   Kojima Co., Ltd.                                           2,300    5,485        0.0%
    Kokuyo Co., Ltd.                                           5,900   77,298        0.1%
    Komatsu Seiren Co., Ltd.                                   4,000   22,185        0.0%
    Komeri Co., Ltd.                                           2,400   60,184        0.1%
    Komori Corp.                                               3,200   37,626        0.0%
    Konaka Co., Ltd.                                           1,760    8,525        0.0%
    Konishi Co., Ltd.                                          4,000   50,204        0.1%
    Konoike Transport Co., Ltd.                                  600    6,993        0.0%
    Kumagai Gumi Co., Ltd.                                    21,000   56,812        0.1%
#   Kura Corp.                                                   500   21,488        0.0%
    Kurabo Industries, Ltd.                                   18,000   31,621        0.0%
    Kureha Corp.                                              12,000   41,167        0.0%
    Kurimoto, Ltd.                                            11,000   16,602        0.0%
    Kuroda Electric Co., Ltd.                                  2,400   37,010        0.0%
    Kusuri No Aoki Co., Ltd.                                   1,000   52,699        0.1%
    KYB Corp.                                                 12,000   40,103        0.0%
    Kyodo Printing Co., Ltd.                                   9,000   26,611        0.0%
#   Kyoei Steel, Ltd.                                          1,200   18,540        0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                           2,300   22,652        0.0%
#   Kyokuto Securities Co., Ltd.                               2,600   30,113        0.0%
#   Kyokuyo Co., Ltd.                                         11,000   26,352        0.0%
    KYORIN Holdings, Inc.                                      2,900   57,221        0.1%
    Kyoritsu Maintenance Co., Ltd.                               400   30,420        0.0%
    Kyosan Electric Manufacturing Co., Ltd.                    5,000   15,588        0.0%
    Kyowa Exeo Corp.                                           6,200   70,089        0.1%
#   Kyudenko Corp.                                             3,000   76,182        0.1%
    Kyushu Financial Group, Inc.                              23,810  124,976        0.1%
#*  Laox Co., Ltd.                                            11,000   11,392        0.0%
    Lasertec Corp.                                               800   10,401        0.0%
    Leopalace21 Corp.                                         15,000   90,008        0.1%
    Life Corp.                                                 1,200   32,075        0.0%
    Lintec Corp.                                               2,700   51,759        0.1%
    Macnica Fuji Electronics Holdings, Inc.                    1,999   22,136        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Maeda Corp.                                                7,000 $ 53,477        0.1%
    Maeda Road Construction Co., Ltd.                          3,000   54,655        0.1%
    Maezawa Kasei Industries Co., Ltd.                         1,200   11,117        0.0%
    Maezawa Kyuso Industries Co., Ltd.                         1,200   15,644        0.0%
    Makino Milling Machine Co., Ltd.                           7,000   42,056        0.0%
    Mandom Corp.                                               1,100   49,786        0.1%
#   Mani, Inc.                                                 1,500   24,638        0.0%
    Mars Engineering Corp.                                       700   12,596        0.0%
    Marubun Corp.                                              1,900   13,061        0.0%
    Marudai Food Co., Ltd.                                    13,000   54,362        0.1%
    Maruha Nichiro Corp.                                       2,253   50,270        0.1%
    Maruwa Co., Ltd.                                             700   19,878        0.0%
    Maruyama Manufacturing Co., Inc.                           3,000    4,817        0.0%
#*  Maruzen CHI Holdings Co., Ltd.                               400    1,342        0.0%
    Maruzen Showa Unyu Co., Ltd.                               6,000   22,304        0.0%
#   Marvelous, Inc.                                            3,300   26,817        0.0%
#   Matsuda Sangyo Co., Ltd.                                   1,225   13,230        0.0%
    Matsuya Co., Ltd.                                          3,600   28,290        0.0%
    Max Co., Ltd.                                              4,000   42,671        0.0%
#   Megachips Corp.                                            1,600   16,451        0.0%
    Megmilk Snow Brand Co., Ltd.                               3,100   71,836        0.1%
    Meidensha Corp.                                           12,000   50,112        0.1%
    Meiko Network Japan Co., Ltd.                              2,600   28,676        0.0%
    Meisei Industrial Co., Ltd.                                5,000   22,709        0.0%
    Meitec Corp.                                               1,500   52,032        0.1%
    Meito Sangyo Co., Ltd.                                     1,200   14,718        0.0%
    METAWATER Co., Ltd.                                          500   13,837        0.0%
    Michinoku Bank, Ltd. (The)                                 9,000   14,726        0.0%
    Micronics Japan Co., Ltd.                                  4,000   35,581        0.0%
    Mie Bank, Ltd. (The)                                       5,000    9,341        0.0%
    Mie Kotsu Group Holdings, Inc.                             2,700   14,041        0.0%
    Milbon Co., Ltd.                                             800   35,061        0.0%
    Mimasu Semiconductor Industry Co., Ltd.                    1,219   11,699        0.0%
    Minato Bank, Ltd. (The)                                   21,000   30,103        0.0%
#   Ministop Co., Ltd.                                         1,500   24,213        0.0%
    Mirait Holdings Corp.                                      4,400   38,567        0.0%
#   Misawa Homes Co., Ltd.                                     2,000   13,806        0.0%
    Mitani Corp.                                               1,200   34,578        0.0%
    Mito Securities Co., Ltd.                                  4,000   10,407        0.0%
    Mitsuba Corp.                                              3,400   48,675        0.0%
*   Mitsubishi Paper Mills, Ltd.                              13,000    9,901        0.0%
    Mitsubishi Pencil Co., Ltd.                                  900   42,869        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                800   20,647        0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                  14,000   23,317        0.0%
    Mitsuboshi Belting, Ltd.                                   3,000   23,728        0.0%
    Mitsui Engineering & Shipbuilding Co., Ltd.               57,000   88,023        0.1%
    Mitsui High-Tec, Inc.                                      3,300   20,232        0.0%
    Mitsui Matsushima Co., Ltd.                               10,000   10,385        0.0%
    Mitsui Mining & Smelting Co., Ltd.                        57,000  106,973        0.1%
    Mitsui Sugar Co., Ltd.                                     6,000   27,062        0.0%
    Mitsui-Soko Holdings Co., Ltd.                            10,000   26,773        0.0%
#   Mitsumi Electric Co., Ltd.                                 7,500   36,358        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Mitsuuroko Group Holdings Co., Ltd.                        3,000 $ 14,466        0.0%
    Miyazaki Bank, Ltd. (The)                                 11,000   27,917        0.0%
    Mizuno Corp.                                               9,000   42,754        0.0%
#   Mochida Pharmaceutical Co., Ltd.                             600   44,621        0.0%
    Modec, Inc.                                                2,600   39,573        0.0%
#   Monex Group, Inc.                                         20,400   52,626        0.1%
    Morinaga & Co., Ltd.                                       8,000   38,308        0.0%
    Morinaga Milk Industry Co., Ltd.                          14,000   73,410        0.1%
    Morita Holdings Corp.                                      4,000   47,683        0.0%
    Musashi Seimitsu Industry Co., Ltd.                        1,200   22,906        0.0%
    Musashino Bank, Ltd. (The)                                 2,200   55,411        0.1%
#   Nachi-Fujikoshi Corp.                                     13,000   41,883        0.0%
    Nafco Co., Ltd.                                              400    6,592        0.0%
    Nagaileben Co., Ltd.                                         800   16,325        0.0%
#   Nagano Bank, Ltd. (The)                                    6,000   10,335        0.0%
    Nagase & Co., Ltd.                                         6,500   72,076        0.1%
    Nagatanien Holdings Co., Ltd.                              2,000   20,536        0.0%
    Nakamuraya Co., Ltd.                                       3,000   12,570        0.0%
    Nakanishi, Inc.                                            1,000   32,774        0.0%
*   Nakayama Steel Works, Ltd.                                 5,000    3,080        0.0%
    Namura Shipbuilding Co., Ltd.                              4,096   30,367        0.0%
    Nanto Bank, Ltd. (The)                                    19,000   53,720        0.1%
    NDS Co., Ltd.                                              5,000   13,590        0.0%
    NEC Networks & System Integration Corp.                    1,700   26,365        0.0%
    NET One Systems Co., Ltd.                                  8,100   42,059        0.0%
    Neturen Co., Ltd.                                          2,600   17,837        0.0%
#   Next Co., Ltd.                                             6,600   73,803        0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                         2,050   48,744        0.0%
    Nichias Corp.                                              6,000   38,865        0.0%
#   Nichicon Corp.                                             4,800   32,336        0.0%
    Nichiha Corp.                                              1,500   22,865        0.0%
#   Nichii Gakkan Co.                                          2,900   21,855        0.0%
    Nichirei Corp.                                            15,000  130,563        0.1%
    Nichireki Co., Ltd.                                        2,000   14,364        0.0%
#   Nifco, Inc.                                                2,200  105,014        0.1%
    Nihon Dempa Kogyo Co., Ltd.                                  600    3,894        0.0%
    Nihon Eslead Corp.                                         1,000    9,329        0.0%
    Nihon House Holdings Co., Ltd.                             2,000    6,741        0.0%
    Nihon Kohden Corp.                                         3,000   74,689        0.1%
    Nihon M&A Center, Inc.                                     1,700   97,903        0.1%
#   Nihon Nohyaku Co., Ltd.                                    2,600   13,599        0.0%
    Nihon Parkerizing Co., Ltd.                                4,000   35,282        0.0%
    Nihon Trim Co., Ltd.                                         500   34,088        0.0%
    Nihon Unisys, Ltd.                                         4,200   51,433        0.1%
    Nihon Yamamura Glass Co., Ltd.                             8,000   12,036        0.0%
    Nikkiso Co., Ltd.                                          4,000   30,805        0.0%
    Nikkon Holdings Co., Ltd.                                  4,000   74,288        0.1%
    Nippo Corp.                                                3,000   49,742        0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                  5,000    8,607        0.0%
#   Nippon Carbon Co., Ltd.                                    6,000   12,135        0.0%
#   Nippon Ceramic Co., Ltd.                                   1,000   18,008        0.0%
#   Nippon Chemi-Con Corp.                                    20,000   26,623        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Nippon Chemical Industrial Co., Ltd.                       2,000 $  3,733        0.0%
#   Nippon Coke & Engineering Co., Ltd.                       12,500    9,020        0.0%
#   Nippon Concrete Industries Co., Ltd.                       3,000    7,571        0.0%
    Nippon Denko Co., Ltd.                                    10,600   16,991        0.0%
    Nippon Densetsu Kogyo Co., Ltd.                            3,100   60,267        0.1%
    Nippon Flour Mills Co., Ltd.                               8,000   61,761        0.1%
    Nippon Gas Co., Ltd.                                       2,000   46,557        0.0%
    Nippon Kasei Chemical Co., Ltd.                            5,000    5,201        0.0%
    Nippon Kayaku Co., Ltd.                                    7,000   75,153        0.1%
#*  Nippon Kinzoku Co., Ltd.                                   3,000    2,690        0.0%
    Nippon Koei Co., Ltd.                                      5,000   16,098        0.0%
#   Nippon Koshuha Steel Co., Ltd.                            10,000    6,969        0.0%
    Nippon Light Metal Holdings Co., Ltd.                     31,000   54,706        0.1%
#   Nippon Paper Industries Co., Ltd.                          5,600  107,608        0.1%
#   Nippon Parking Development Co., Ltd.                       9,800   10,868        0.0%
    Nippon Pillar Packing Co., Ltd.                            2,000   16,799        0.0%
    Nippon Piston Ring Co., Ltd.                                 700    9,340        0.0%
    Nippon Road Co., Ltd. (The)                                4,000   18,542        0.0%
    Nippon Seiki Co., Ltd.                                     4,000   77,179        0.1%
#*  Nippon Sharyo, Ltd.                                        4,000    9,684        0.0%
*   Nippon Sheet Glass Co., Ltd.                              79,000   61,688        0.1%
    Nippon Shokubai Co., Ltd.                                    600   31,078        0.0%
    Nippon Signal Co., Ltd.                                    4,500   37,460        0.0%
    Nippon Soda Co., Ltd.                                     13,000   67,930        0.1%
    Nippon Steel & Sumikin Bussan Corp.                       12,480   44,087        0.0%
    Nippon Suisan Kaisha, Ltd.                                22,800  126,019        0.1%
    Nippon Synthetic Chemical Industry Co., Ltd. (The)         3,000   18,103        0.0%
    Nippon Thompson Co., Ltd.                                  7,000   25,260        0.0%
    Nippon Valqua Industries, Ltd.                             6,000   15,690        0.0%
#*  Nippon Yakin Kogyo Co., Ltd.                              10,600   13,696        0.0%
#   Nipro Corp.                                                6,600   64,294        0.1%
    Nishi-Nippon City Bank, Ltd. (The)                        34,000   61,345        0.1%
    Nishi-Nippon Railroad Co., Ltd.                           23,000  140,286        0.1%
    Nishimatsu Construction Co., Ltd.                         19,000   82,971        0.1%
    Nishimatsuya Chain Co., Ltd.                               3,000   34,186        0.0%
    Nishio Rent All Co., Ltd.                                  1,300   34,186        0.0%
    Nissan Shatai Co., Ltd.                                    5,400   52,713        0.1%
    Nissei Corp.                                                 400    3,458        0.0%
#   Nissha Printing Co., Ltd.                                  1,500   23,885        0.0%
    Nisshin Fudosan Co.                                        2,800    9,099        0.0%
    Nisshin Oillio Group, Ltd. (The)                          10,000   42,500        0.0%
    Nisshin Steel Co., Ltd.                                    5,648   75,611        0.1%
    Nisshinbo Holdings, Inc.                                   7,500   81,664        0.1%
    Nissin Corp.                                               5,000   14,195        0.0%
    Nissin Electric Co., Ltd.                                  2,000   22,999        0.0%
#   Nissin Kogyo Co., Ltd.                                     3,300   45,640        0.0%
    Nitta Corp.                                                1,300   31,797        0.0%
    Nittan Valve Co., Ltd.                                     2,000    5,355        0.0%
    Nittetsu Mining Co., Ltd.                                  3,000   11,093        0.0%
*   Nitto Boseki Co., Ltd.                                     8,000   24,701        0.0%
    Nitto Kogyo Corp.                                          1,600   25,332        0.0%
    Nitto Kohki Co., Ltd.                                      1,300   25,586        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Nitto Seiko Co., Ltd.                                      3,000 $ 7,879        0.0%
    Noevir Holdings Co., Ltd.                                  1,100  31,251        0.0%
    NOF Corp.                                                  9,000  70,842        0.1%
    Nohmi Bosai, Ltd.                                          2,800  39,207        0.0%
    Nojima Corp.                                               2,500  27,740        0.0%
#   Nomura Co., Ltd.                                           3,200  53,402        0.1%
    Noritake Co., Ltd.                                         8,000  17,660        0.0%
    Noritsu Koki Co., Ltd.                                     1,200   6,811        0.0%
    Noritz Corp.                                               2,000  33,440        0.0%
    North Pacific Bank, Ltd.                                  25,700  65,155        0.1%
    NS Solutions Corp.                                         2,200  38,247        0.0%
#   NS United Kaiun Kaisha, Ltd.                               9,000  12,254        0.0%
    NSD Co., Ltd.                                              3,730  58,493        0.1%
    NTN Corp.                                                 29,000  89,862        0.1%
    Nuflare Technology, Inc.                                     300  13,365        0.0%
    Obara Group, Inc.                                            600  21,952        0.0%
    Oenon Holdings, Inc.                                       5,000  10,115        0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                           22,000  67,684        0.1%
#   Ohsho Food Service Corp.                                     700  22,320        0.0%
    Oiles Corp.                                                  773  12,535        0.0%
    Oita Bank, Ltd. (The)                                     16,000  48,886        0.1%
    Okabe Co., Ltd.                                            4,000  29,589        0.0%
#   Okamoto Industries, Inc.                                   6,000  44,030        0.0%
    Okamura Corp.                                              7,300  67,500        0.1%
#   Okasan Securities Group, Inc.                             11,000  58,046        0.1%
    Oki Electric Industry Co., Ltd.                           41,000  57,389        0.1%
    Okinawa Electric Power Co., Inc. (The)                     1,665  42,548        0.0%
    OKK Corp.                                                  5,000   4,879        0.0%
#   OKUMA Corp.                                                9,000  70,215        0.1%
    Okumura Corp.                                             12,000  62,856        0.1%
    Okura Industrial Co., Ltd.                                 4,000  10,487        0.0%
    Okuwa Co., Ltd.                                            2,000  21,434        0.0%
#   Onward Holdings Co., Ltd.                                  9,000  62,089        0.1%
    Optex Co., Ltd.                                            1,100  35,149        0.0%
    Organo Corp.                                               4,000  15,376        0.0%
    Origin Electric Co., Ltd.                                  3,000   7,652        0.0%
    Osaka Soda Co., Ltd.                                      10,000  37,940        0.0%
    Osaka Steel Co., Ltd.                                        900  14,742        0.0%
#   OSAKA Titanium Technologies Co., Ltd.                      1,600  21,621        0.0%
    Osaki Electric Co., Ltd.                                   3,000  21,442        0.0%
#   OSG Corp.                                                  4,100  76,193        0.1%
    OSJB Holdings Corp.                                       11,600  26,917        0.0%
#   Outsourcing, Inc.                                            600  19,502        0.0%
    Oyo Corp.                                                    900   9,525        0.0%
    Pacific Industrial Co., Ltd.                               4,000  38,624        0.0%
#*  Pacific Metals Co., Ltd.                                  10,000  31,996        0.0%
    Pack Corp. (The)                                             700  16,471        0.0%
    Pal Co., Ltd.                                                900  21,855        0.0%
    PALTAC Corp.                                               2,500  44,372        0.0%
    PanaHome Corp.                                             6,000  46,785        0.0%
    Paramount Bed Holdings Co., Ltd.                           1,100  40,919        0.0%
    Parco Co., Ltd.                                              400   3,369        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Paris Miki Holdings, Inc.                                  1,000 $  4,198        0.0%
    Pasco Corp.                                                1,000    3,509        0.0%
    PC Depot Corp.                                             1,100   11,936        0.0%
    Penta-Ocean Construction Co., Ltd.                        18,000   81,060        0.1%
    Pilot Corp.                                                1,600   63,419        0.1%
    Piolax, Inc.                                                 500   26,268        0.0%
#*  Pioneer Corp.                                             21,000   56,274        0.1%
    Press Kogyo Co., Ltd.                                      9,000   30,886        0.0%
    Pressance Corp.                                              900   31,592        0.0%
    Prima Meat Packers, Ltd.                                  15,000   41,307        0.0%
    Raito Kogyo Co., Ltd.                                      4,700   49,808        0.1%
*   Rasa Industries, Ltd.                                      3,000    2,912        0.0%
    Relo Holdings, Inc.                                          800  102,292        0.1%
    Rengo Co., Ltd.                                           17,000   92,572        0.1%
#*  Renown, Inc.                                               3,000    3,309        0.0%
    Retail Partners Co., Ltd.                                  2,000   19,956        0.0%
    Rheon Automatic Machinery Co., Ltd.                        2,000   11,052        0.0%
    Rhythm Watch Co., Ltd.                                    10,000   13,289        0.0%
    Ricoh Leasing Co., Ltd.                                    1,000   28,892        0.0%
    Riken Corp.                                                7,000   22,599        0.0%
    Riken Technos Corp.                                        5,000   17,998        0.0%
    Riken Vitamin Co., Ltd.                                    1,700   66,458        0.1%
    Ringer Hut Co., Ltd.                                       1,400   29,190        0.0%
    Riso Kagaku Corp.                                          1,700   26,519        0.0%
#   Rock Field Co., Ltd.                                         600    8,996        0.0%
    Rohto Pharmaceutical Co., Ltd.                             5,500   93,618        0.1%
    Roland DG Corp.                                            1,200   23,826        0.0%
    Round One Corp.                                            5,300   31,106        0.0%
    Royal Holdings Co., Ltd.                                   2,000   38,163        0.0%
    Ryobi, Ltd.                                               11,000   39,904        0.0%
    Ryoden Trading Co., Ltd.                                   3,000   17,491        0.0%
    Ryosan Co., Ltd.                                           2,800   67,087        0.1%
    Ryoyo Electro Corp.                                        2,000   23,938        0.0%
#   Sac's Bar Holdings, Inc.                                   1,650   20,943        0.0%
    Saibu Gas Co., Ltd.                                       24,000   59,281        0.1%
    Saizeriya Co., Ltd.                                        1,900   33,679        0.0%
    Sakai Chemical Industry Co., Ltd.                          7,000   19,263        0.0%
    Sakai Moving Service Co., Ltd.                               800   19,391        0.0%
    Sakata INX Corp.                                           3,000   33,884        0.0%
    Sakata Seed Corp.                                          2,000   50,539        0.1%
    San-A Co., Ltd.                                            1,000   46,028        0.0%
    San-Ai Oil Co., Ltd.                                       4,000   28,034        0.0%
    San-In Godo Bank, Ltd. (The)                              11,000   70,872        0.1%
#   Sanden Holdings Corp.                                     10,000   29,491        0.0%
    Sangetsu Co., Ltd.                                         2,600   46,596        0.0%
#   Sanken Electric Co., Ltd.                                  6,000   19,891        0.0%
    Sanki Engineering Co., Ltd.                                5,000   39,328        0.0%
    Sankyo Seiko Co., Ltd.                                     4,000   13,715        0.0%
#   Sankyo Tateyama, Inc.                                      2,800   38,755        0.0%
    Sankyu, Inc.                                              19,000   88,305        0.1%
    Sanoh Industrial Co., Ltd.                                 3,000   16,418        0.0%
#   Sanrio Co., Ltd.                                           2,200   43,253        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.                              2,000 $ 16,512        0.0%
    Sanwa Holdings Corp.                                      11,600   90,003        0.1%
    Sanyo Chemical Industries, Ltd.                            3,000   23,168        0.0%
    Sanyo Denki Co., Ltd.                                      4,000   19,643        0.0%
    Sanyo Electric Railway Co., Ltd.                           6,000   27,905        0.0%
#   Sanyo Shokai, Ltd.                                        11,000   26,344        0.0%
    Sanyo Special Steel Co., Ltd.                             14,000   63,716        0.1%
    Sapporo Holdings, Ltd.                                    20,000  107,994        0.1%
    Sato Holdings Corp.                                        1,900   39,176        0.0%
    Sato Restaurant Systems Co., Ltd.                          2,200   16,184        0.0%
    Satori Electric Co., Ltd.                                  1,000    6,870        0.0%
    Sawada Holdings Co., Ltd.                                  3,300   32,635        0.0%
    Saxa Holdings, Inc.                                        4,000    7,347        0.0%
#   SCREEN Holdings Co., Ltd.                                  9,000   69,437        0.1%
    Secom Joshinetsu Co., Ltd.                                   900   28,132        0.0%
    Seiko Holdings Corp.                                      10,000   37,455        0.0%
    Seiren Co., Ltd.                                           3,300   33,931        0.0%
    Sekisui Jushi Corp.                                        2,700   37,479        0.0%
    Sekisui Plastics Co., Ltd.                                 7,000   22,337        0.0%
    Senko Co., Ltd.                                            6,000   38,383        0.0%
#   Senshu Electric Co., Ltd.                                    700   10,397        0.0%
    Senshu Ikeda Holdings, Inc.                               17,500   65,920        0.1%
    Senshukai Co., Ltd.                                        3,000   20,582        0.0%
    Septeni Holdings Co., Ltd.                                   700   16,581        0.0%
    Seria Co., Ltd.                                              900   52,908        0.1%
#*  Sharp Corp.                                               77,000  104,803        0.1%
    Shibaura Mechatronics Corp.                                4,000    7,645        0.0%
    Shibusawa Warehouse Co., Ltd. (The)                        6,000   15,194        0.0%
    Shibuya Corp.                                              1,200   14,191        0.0%
#   Shiga Bank, Ltd. (The)                                    18,000   78,232        0.1%
    Shikibo, Ltd.                                              9,000    9,168        0.0%
    Shikoku Bank, Ltd. (The)                                  12,000   23,334        0.0%
    Shikoku Chemicals Corp.                                    3,000   24,865        0.0%
#   Shima Seiki Manufacturing, Ltd.                            1,400   22,970        0.0%
    Shimachu Co., Ltd.                                         3,100   72,149        0.1%
    Shimizu Bank, Ltd. (The)                                     400    8,432        0.0%
    Shin-Etsu Polymer Co., Ltd.                                5,000   29,626        0.0%
    Shinagawa Refractories Co., Ltd.                           5,000    8,961        0.0%
    Shindengen Electric Manufacturing Co., Ltd.                8,000   28,867        0.0%
#*  Shinkawa, Ltd.                                             1,000    3,809        0.0%
    Shinko Electric Industries Co., Ltd.                       6,300   34,992        0.0%
    Shinko Plantech Co., Ltd.                                  3,000   22,824        0.0%
    Shinko Shoji Co., Ltd.                                     2,000   19,513        0.0%
    Shinmaywa Industries, Ltd.                                 8,000   54,825        0.1%
    Shinnihon Corp.                                            1,000    4,611        0.0%
    Ship Healthcare Holdings, Inc.                             1,700   41,953        0.0%
    Shizuoka Gas Co., Ltd.                                     5,000   34,084        0.0%
    Shobunsha Publications, Inc.                               1,300    7,196        0.0%
    Showa Corp.                                                5,400   46,887        0.0%
    Showa Denko KK                                            81,000   84,276        0.1%
    Showa Sangyo Co., Ltd.                                     5,000   22,285        0.0%
    Siix Corp.                                                 1,900   56,130        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
    Sinanen Holdings Co., Ltd.                                 3,000 $11,525        0.0%
    Sinfonia Technology Co., Ltd.                              6,000   7,974        0.0%
    Sinko Industries, Ltd.                                     2,400  32,113        0.0%
    Sintokogio, Ltd.                                           3,938  33,297        0.0%
    SKY Perfect JSAT Holdings, Inc.                            8,700  46,313        0.0%
    SMK Corp.                                                  5,000  20,386        0.0%
    SMS Co., Ltd.                                              2,100  38,965        0.0%
    Sodick Co., Ltd.                                           4,100  31,758        0.0%
    Sogo Medical Co., Ltd.                                       700  20,300        0.0%
#   Sparx Group Co., Ltd.                                     11,800  22,653        0.0%
    SRA Holdings                                               1,000  23,211        0.0%
    St Marc Holdings Co., Ltd.                                 1,000  27,052        0.0%
#   Star Micronics Co., Ltd.                                   3,100  35,594        0.0%
    Starts Corp., Inc.                                         1,500  31,172        0.0%
    Starzen Co., Ltd.                                            400  11,600        0.0%
    Stella Chemifa Corp.                                         900  18,181        0.0%
    Sumco Corp.                                                8,700  55,094        0.1%
    Sumida Corp.                                               1,100   6,867        0.0%
    Suminoe Textile Co., Ltd.                                  5,000  12,224        0.0%
    Sumitomo Bakelite Co., Ltd.                               15,000  61,912        0.1%
    Sumitomo Densetsu Co., Ltd.                                1,100  13,530        0.0%
    Sumitomo Forestry Co., Ltd.                                2,900  33,481        0.0%
    Sumitomo Mitsui Construction Co., Ltd.                    39,460  34,189        0.0%
    Sumitomo Osaka Cement Co., Ltd.                           23,000  99,160        0.1%
    Sumitomo Precision Products Co., Ltd.                      2,000   6,166        0.0%
    Sumitomo Real Estate Sales Co., Ltd.                       1,200  24,064        0.0%
    Sumitomo Riko Co., Ltd.                                    2,700  23,166        0.0%
    Sumitomo Seika Chemicals Co., Ltd.                         4,000  19,220        0.0%
    Sumitomo Warehouse Co., Ltd. (The)                        11,000  54,900        0.1%
#   Sun Frontier Fudousan Co., Ltd.                            1,500  13,870        0.0%
*   SWCC Showa Holdings Co., Ltd.                             12,000   7,271        0.0%
    Systena Corp.                                              1,300  19,509        0.0%
    T Hasegawa Co., Ltd.                                       1,600  26,245        0.0%
    T RAD Co., Ltd.                                            5,000   8,168        0.0%
    T&K Toka Co., Ltd.                                         1,000   8,138        0.0%
#   T-Gaia Corp.                                               1,300  15,789        0.0%
    Tabuchi Electric Co., Ltd.                                 3,000  12,999        0.0%
    Tachi-S Co., Ltd.                                          2,100  28,789        0.0%
    Tadano, Ltd.                                               6,000  57,255        0.1%
    Taihei Dengyo Kaisha, Ltd.                                 3,000  24,651        0.0%
    Taiho Kogyo Co., Ltd.                                      1,900  20,610        0.0%
    Taikisha, Ltd.                                             2,000  45,662        0.0%
    Taiko Bank, Ltd. (The)                                     4,000   7,393        0.0%
    Taiyo Holdings Co., Ltd.                                     800  26,564        0.0%
    Taiyo Yuden Co., Ltd.                                      6,200  61,870        0.1%
    Takamatsu Construction Group Co., Ltd.                     1,600  34,289        0.0%
    Takaoka Toko Co., Ltd.                                       400   6,229        0.0%
    Takara Holdings, Inc.                                      8,700  74,036        0.1%
#   Takara Leben Co., Ltd.                                     4,100  26,083        0.0%
    Takara Standard Co., Ltd.                                  7,000  61,757        0.1%
    Takasago International Corp.                               1,400  31,204        0.0%
    Takasago Thermal Engineering Co., Ltd.                     4,100  51,061        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                                               OF NET
                                                              SHARES VALUE++  ASSETS**
                                                              ------ ------- ----------
JAPAN -- (Continued)
#*  Takata Corp.                                               4,900 $17,956        0.0%
#   Takeei Corp.                                               1,900  17,189        0.0%
    Takeuchi Manufacturing Co., Ltd.                           2,100  31,323        0.0%
    Takiron Co., Ltd.                                          3,000  14,666        0.0%
    Takuma Co., Ltd.                                           2,000  17,192        0.0%
#   Tamron Co., Ltd.                                           1,500  24,248        0.0%
    Tamura Corp.                                               4,000  10,768        0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                  2,000   6,279        0.0%
#*  Teac Corp.                                                 5,000   1,970        0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                            4,000   6,017        0.0%
#   Tekken Corp.                                               9,000  22,315        0.0%
    Tenma Corp.                                                2,000  29,773        0.0%
    TKC Corp.                                                  1,600  43,470        0.0%
    Toa Corp.(6894508)                                        18,000  39,699        0.0%
    Toa Corp.(6894434)                                         2,600  26,073        0.0%
    TOA ROAD Corp.                                             3,000   9,960        0.0%
    Toagosei Co., Ltd.                                         9,500  85,676        0.1%
#   Tobishima Corp.                                           17,200  28,264        0.0%
    TOC Co., Ltd.                                              3,900  30,895        0.0%
    Tocalo Co., Ltd.                                           1,000  17,988        0.0%
    Tochigi Bank, Ltd. (The)                                  10,000  38,537        0.0%
    Toda Corp.                                                17,000  79,244        0.1%
    Toei Co., Ltd.                                             5,000  38,749        0.0%
    Toenec Corp.                                               3,000  19,253        0.0%
    Toho Bank, Ltd. (The)                                     16,000  53,163        0.1%
#   Toho Holdings Co., Ltd.                                    3,300  76,346        0.1%
    Toho Titanium Co., Ltd.                                    3,900  25,929        0.0%
#   Toho Zinc Co., Ltd.                                       12,000  32,493        0.0%
    Tohoku Bank, Ltd. (The)                                    8,000  10,429        0.0%
    Tokai Carbon Co., Ltd.                                    16,000  41,912        0.0%
    Tokai Corp/Gifu                                              900  25,831        0.0%
#   TOKAI Holdings Corp.                                       9,000  50,436        0.1%
    Tokai Rika Co., Ltd.                                       2,600  48,141        0.0%
    Tokai Tokyo Financial Holdings, Inc.                      13,000  67,377        0.1%
    Token Corp.                                                  480  37,593        0.0%
    Tokushu Tokai Paper Co., Ltd.                              5,189  16,525        0.0%
#*  Tokuyama Corp.                                            32,000  50,677        0.1%
    Tokyo Dome Corp.                                          14,000  59,640        0.1%
    Tokyo Energy & Systems, Inc.                               2,000  14,986        0.0%
*   Tokyo Kikai Seisakusho, Ltd.                               6,000   2,304        0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                 2,700  75,491        0.1%
#   Tokyo Rope Manufacturing Co., Ltd.                         4,000   5,486        0.0%
    Tokyo Seimitsu Co., Ltd.                                   2,900  60,140        0.1%
#   Tokyo Steel Manufacturing Co., Ltd.                        8,200  50,508        0.1%
    Tokyo Tekko Co., Ltd.                                      3,000  10,180        0.0%
    Tokyo Theatres Co., Inc.                                   6,000   6,559        0.0%
    Tokyo TY Financial Group, Inc.                             2,224  56,594        0.1%
    Tokyotokeiba Co., Ltd.                                    10,000  20,090        0.0%
#   Tokyu Construction Co., Ltd.                                 200   1,640        0.0%
#   Tokyu Recreation Co., Ltd.                                 3,000  22,455        0.0%
    Toli Corp.                                                 6,000  17,293        0.0%
    Tomato Bank, Ltd.                                          9,000  12,202        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    TOMONY Holdings, Inc.                                     14,500 $ 41,255        0.0%
#   Tomy Co., Ltd.                                             5,617   39,568        0.0%
    Tonami Holdings Co., Ltd.                                  3,000    7,681        0.0%
    Topcon Corp.                                               2,700   33,236        0.0%
    Toppan Forms Co., Ltd.                                     2,600   28,597        0.0%
    Topre Corp.                                                2,100   41,344        0.0%
    Topy Industries, Ltd.                                     20,000   38,317        0.0%
    Toridoll.corp                                              1,300   22,591        0.0%
    Torii Pharmaceutical Co., Ltd.                             1,200   27,755        0.0%
#   Torishima Pump Manufacturing Co., Ltd.                     2,000   19,003        0.0%
    Tosei Corp.                                                4,200   29,409        0.0%
    Toshiba Machine Co., Ltd.                                 10,000   29,790        0.0%
#   Toshiba Plant Systems & Services Corp.                     4,000   49,466        0.1%
    Toshiba TEC Corp.                                          8,000   30,215        0.0%
    Tosho Co., Ltd.                                              400   14,683        0.0%
#   Tosho Printing Co., Ltd.                                   5,000   25,724        0.0%
    Totetsu Kogyo Co., Ltd.                                    1,700   49,524        0.1%
    Tottori Bank, Ltd. (The)                                   6,000    9,220        0.0%
    Towa Bank, Ltd. (The)                                     13,000   10,656        0.0%
    Towa Pharmaceutical Co., Ltd.                                500   22,978        0.0%
    Toyo Construction Co., Ltd.                                7,400   31,643        0.0%
    Toyo Corp.                                                 3,000   30,594        0.0%
    Toyo Denki Seizo K.K.                                      5,000   14,429        0.0%
    Toyo Engineering Corp.                                    12,000   32,729        0.0%
    Toyo Ink SC Holdings Co., Ltd.                            15,000   59,759        0.1%
    Toyo Kanetsu K.K.                                         12,000   24,976        0.0%
    Toyo Kohan Co., Ltd.                                       3,000    9,439        0.0%
    Toyo Securities Co., Ltd.                                  5,000   11,576        0.0%
    Toyo Tanso Co., Ltd.                                         300    3,833        0.0%
    Toyo Tire & Rubber Co., Ltd.                               5,300   79,265        0.1%
    Toyobo Co., Ltd.                                          58,000   98,563        0.1%
    TPR Co., Ltd.                                              1,300   32,761        0.0%
    Trancom Co., Ltd.                                            300   17,791        0.0%
    Transcosmos, Inc.                                          1,900   50,129        0.1%
    Trusco Nakayama Corp.                                      1,400   55,629        0.1%
    TS Tech Co., Ltd.                                          2,900   66,233        0.1%
    TSI Holdings Co., Ltd.                                     6,525   41,610        0.0%
    Tsubakimoto Chain Co.                                      9,000   58,695        0.1%
    Tsugami Corp.                                              5,000   20,853        0.0%
#   Tsukishima Kikai Co., Ltd.                                 3,000   25,083        0.0%
    Tsukuba Bank, Ltd.                                         5,500   14,382        0.0%
    Tsukui Corp.                                               2,600   31,621        0.0%
    Tsumura & Co.                                              3,900  100,358        0.1%
    Tsurumi Manufacturing Co., Ltd.                            2,000   26,557        0.0%
    Tsutsumi Jewelry Co., Ltd.                                   800   16,711        0.0%
    TV Asahi Holdings Corp.                                    1,200   19,928        0.0%
#   U-Shin, Ltd.                                               2,000   12,772        0.0%
    UACJ Corp.                                                24,034   48,826        0.1%
    Ube Industries, Ltd.                                      60,400  114,717        0.1%
    Uchida Yoko Co., Ltd.                                      4,000   16,560        0.0%
    UKC Holdings Corp.                                           300    5,327        0.0%
    Ulvac, Inc.                                                3,700  113,448        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
JAPAN -- (Continued)
*   Uniden Holdings Corp.                                      2,000 $     2,292        0.0%
    Union Tool Co.                                               400      11,010        0.0%
    Unipres Corp.                                              2,300      40,473        0.0%
    United Arrows, Ltd.                                        1,600      64,291        0.1%
    United Super Markets Holdings, Inc.                        1,900      17,522        0.0%
#*  Unitika, Ltd.                                             52,000      25,608        0.0%
#   Universal Entertainment Corp.                              1,500      23,810        0.0%
    Unizo Holdings Co., Ltd.                                     800      33,876        0.0%
    UNY Group Holdings Co., Ltd.                              15,800     115,304        0.1%
*   Usen Corp.                                                 8,870      30,491        0.0%
    Ushio, Inc.                                                6,400      87,046        0.1%
    Valor Holdings Co., Ltd.                                   2,000      48,191        0.0%
    Vital KSK Holdings, Inc.                                   2,800      23,875        0.0%
    VT Holdings Co., Ltd.                                      6,900      34,863        0.0%
    Wacoal Holdings Corp.                                      6,000      72,344        0.1%
#   Wacom Co., Ltd.                                           11,800      49,053        0.1%
    Wakita & Co., Ltd.                                         4,500      31,224        0.0%
    Warabeya Nichiyo Co., Ltd.                                 1,200      22,441        0.0%
#   WATAMI Co., Ltd.                                           1,400      13,279        0.0%
    Wood One Co., Ltd.                                         3,000       7,004        0.0%
    Xebio Holdings Co., Ltd.                                   1,500      23,926        0.0%
    Yahagi Construction Co., Ltd.                              1,500      10,671        0.0%
    YAMABIKO Corp.                                             2,460      17,462        0.0%
#   Yamagata Bank, Ltd. (The)                                 11,000      39,988        0.0%
#   Yamaichi Electronics Co., Ltd.                             1,600       7,945        0.0%
    Yamanashi Chuo Bank, Ltd. (The)                           14,000      51,846        0.1%
    Yamato Kogyo Co., Ltd.                                     2,200      51,644        0.1%
    Yamazen Corp.                                              3,000      23,449        0.0%
    Yaoko Co., Ltd.                                            1,000      44,225        0.0%
    Yasuda Logistics Corp.                                     2,000      12,918        0.0%
    Yellow Hat, Ltd.                                           1,800      36,837        0.0%
    Yodogawa Steel Works, Ltd.                                 1,800      40,638        0.0%
#   Yokogawa Bridge Holdings Corp.                             3,300      29,761        0.0%
#   Yokohama Reito Co., Ltd.                                   3,000      29,331        0.0%
    Yokowo Co., Ltd.                                           1,700       7,730        0.0%
    Yomeishu Seizo Co., Ltd.                                   1,000      18,255        0.0%
    Yondenko Corp.                                             2,100       8,041        0.0%
    Yorozu Corp.                                               1,900      38,019        0.0%
    Yoshinoya Holdings Co., Ltd.                               5,200      66,082        0.1%
    Yuasa Trading Co., Ltd.                                    1,000      22,473        0.0%
    Yurtec Corp.                                               4,000      28,726        0.0%
    Yusen Logistics Co., Ltd.                                    600       7,059        0.0%
    Yushiro Chemical Industry Co., Ltd.                        1,000      11,251        0.0%
    Zenrin Co., Ltd.                                           1,800      38,469        0.0%
    Zensho Holdings Co., Ltd.                                  4,300      54,674        0.1%
    Zeon Corp.                                                12,000      85,262        0.1%
    ZERIA Pharmaceutical Co., Ltd.                             2,200      27,428        0.0%
#   Zojirushi Corp.                                            2,000      29,832        0.0%
    Zuken, Inc.                                                2,000      19,550        0.0%
                                                                     -----------       ----
TOTAL JAPAN                                                           31,203,962       22.1%
                                                                     -----------       ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                     6,383 $  219,055        0.2%
    Accell Group                                               2,819     59,743        0.0%
    AMG Advanced Metallurgical Group NV                        1,768     19,273        0.0%
    Amsterdam Commodities NV                                   1,493     40,294        0.0%
    APERAM SA                                                  3,795    149,400        0.1%
#   Arcadis NV                                                 3,887     66,627        0.1%
    ASM International NV                                       3,845    157,060        0.1%
    BE Semiconductor Industries NV                             3,299     99,377        0.1%
    Beter Bed Holding NV                                       1,357     32,954        0.0%
    BinckBank NV                                               5,344     31,492        0.0%
    Boskalis Westminster                                       4,467    186,287        0.1%
    Brunel International NV                                    1,227     27,657        0.0%
    Corbion NV                                                 4,897    125,084        0.1%
#   Delta Lloyd NV                                            25,456    129,861        0.1%
*   Fugro NV                                                   4,831     98,398        0.1%
    Gemalto NV                                                 2,330    151,454        0.1%
*   Heijmans NV                                                1,624     15,319        0.0%
    Hunter Douglas NV                                            130      6,551        0.0%
    IMCD Group NV                                                788     31,878        0.0%
    KAS Bank NV                                                  488      5,078        0.0%
    Kendrion NV                                                1,006     24,620        0.0%
    Koninklijke BAM Groep NV                                  19,826     95,432        0.1%
    Koninklijke Vopak NV                                       2,377    129,236        0.1%
*   Ordina NV                                                  2,349      3,561        0.0%
*   PostNL NV                                                 33,579    146,985        0.1%
#   SBM Offshore NV                                           13,376    179,164        0.1%
    Sligro Food Group NV                                       1,416     56,453        0.0%
#*  SNS Reaal NV                                              15,156         --        0.0%
    Telegraaf Media Groep NV                                   1,964      8,300        0.0%
#   TKH Group NV                                               3,206    126,753        0.1%
*   TNT Express NV                                            27,007    245,164        0.2%
*   TomTom NV                                                  9,430     85,915        0.1%
    USG People NV                                              5,476    109,311        0.1%
    Wessanen                                                   8,503     87,760        0.1%
                                                                     ----------        ---
TOTAL NETHERLANDS                                                     2,951,496        2.1%
                                                                     ----------        ---
NEW ZEALAND -- (1.3%)
#*  a2 Milk Co., Ltd.                                         34,295     42,182        0.0%
    Air New Zealand, Ltd.                                     41,085     70,496        0.1%
    Briscoe Group, Ltd.                                       15,371     32,499        0.0%
    Chorus, Ltd.                                              27,692     77,273        0.1%
    Contact Energy, Ltd.                                      38,559    136,811        0.1%
    EBOS Group, Ltd.                                           6,927     77,152        0.1%
    Fisher & Paykel Healthcare Corp., Ltd.                    33,890    216,290        0.2%
    Freightways, Ltd.                                         12,116     55,945        0.0%
    Genesis Energy, Ltd.                                      32,503     46,540        0.0%
    Hallenstein Glasson Holdings, Ltd.                         5,327     10,710        0.0%
    Heartland Bank, Ltd.                                      21,704     18,313        0.0%
    Infratil, Ltd.                                            46,774    105,744        0.1%
    Kathmandu Holdings, Ltd.                                   8,788      9,743        0.0%
#   Mainfreight, Ltd.                                          6,428     73,525        0.1%
    Metlifecare, Ltd.                                         17,037     62,136        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
NEW ZEALAND -- (Continued)
#   Mighty River Power, Ltd.                                  31,859 $   67,225        0.1%
    New Zealand Refining Co., Ltd. (The)                      13,533     28,229        0.0%
    Nuplex Industries, Ltd.                                   14,414     52,959        0.0%
    NZX, Ltd.                                                  4,430      3,121        0.0%
    PGG Wrightson, Ltd.                                       10,577      3,023        0.0%
    Port of Tauranga, Ltd.                                     6,153     80,387        0.1%
    Restaurant Brands New Zealand, Ltd.                        9,560     33,665        0.0%
    Ryman Healthcare, Ltd.                                    23,264    145,020        0.1%
    Sanford, Ltd.                                              6,562     26,851        0.0%
    SKY Network Television, Ltd.                              23,513     87,276        0.1%
    SKYCITY Entertainment Group, Ltd.                         35,334    120,547        0.1%
    Steel & Tube Holdings, Ltd.                                5,579      8,714        0.0%
    Summerset Group Holdings, Ltd.                            22,761     70,492        0.1%
    Tower, Ltd.                                               13,924     17,494        0.0%
    Trade Me Group, Ltd.                                      32,478    103,289        0.1%
#   TrustPower, Ltd.                                           4,827     26,110        0.0%
    Vector, Ltd.                                              23,021     53,866        0.0%
    Warehouse Group, Ltd. (The)                                5,475     10,540        0.0%
*   Xero, Ltd.                                                 4,066     46,471        0.0%
    Z Energy, Ltd.                                            12,078     66,046        0.0%
                                                                     ----------        ---
TOTAL NEW ZEALAND                                                     2,086,684        1.5%
                                                                     ----------        ---
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA                            24,317     16,965        0.0%
#*  Akastor ASA                                                9,797     13,605        0.0%
#   Aker ASA Class A                                           2,100     43,289        0.0%
*   Aker Solutions ASA                                         9,700     37,081        0.0%
    American Shipping Co. ASA                                  2,165      7,398        0.0%
    Atea ASA                                                   5,000     46,911        0.0%
    Austevoll Seafood ASA                                      5,800     48,796        0.1%
    Bakkafrost P/F                                             2,040     72,164        0.1%
    Bonheur ASA                                                   83        597        0.0%
    Borregaard ASA                                             4,109     30,755        0.0%
    BW LPG, Ltd.                                               2,493     14,982        0.0%
    BW Offshore, Ltd.                                         39,005      8,500        0.0%
#*  Det Norske Oljeselskap ASA                                 6,639     59,068        0.1%
#*  DNO ASA                                                   21,858     25,114        0.0%
    Ekornes ASA                                                1,600     18,677        0.0%
    Farstad Shipping ASA                                         800      1,289        0.0%
*   Fred Olsen Energy ASA                                      3,343     14,404        0.0%
    Frontline, Ltd.                                            1,542     12,783        0.0%
    Ganger Rolf ASA                                            1,960     11,249        0.0%
#*  Hexagon Composites ASA                                     6,540     19,977        0.0%
#   Hoegh LNG Holdings Ltd                                     4,064     47,434        0.0%
*   Kongsberg Automotive ASA                                  47,061     38,136        0.0%
    Kvaerner ASA                                              10,879     10,788        0.0%
#*  Nordic Semiconductor ASA                                   6,143     35,731        0.0%
*   Norske Skogindustrier ASA                                  7,000      1,937        0.0%
#*  Norwegian Air Shuttle ASA                                  1,507     69,425        0.1%
*   Odfjell SE Class A                                         1,000      3,965        0.0%
#   Opera Software ASA                                         6,271     51,230        0.1%
#   Petroleum Geo-Services ASA                                13,760     48,521        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                               SHARES    VALUE++    ASSETS**
                                                              --------- ---------- ----------
NORWAY -- (Continued)
#   Prosafe SE                                                   16,087 $    9,690        0.0%
    Protector Forsikring ASA                                      2,930     28,648        0.0%
#*  REC Silicon ASA                                             140,159     30,692        0.0%
    Salmar ASA                                                    2,871     71,335        0.1%
*   Sevan Marine ASA                                              1,337      3,267        0.0%
    Solstad Offshore ASA                                          1,000      1,936        0.0%
    SpareBank 1 SMN                                               8,057     49,541        0.1%
    SpareBank 1 SR-Bank ASA                                       8,340     40,631        0.0%
    Stolt-Nielsen, Ltd.                                           1,022     13,515        0.0%
    TGS Nopec Geophysical Co. ASA                                 1,672     27,895        0.0%
    Tomra Systems ASA                                             9,922    115,258        0.1%
    Veidekke ASA                                                  4,900     67,229        0.1%
    Wilh Wilhelmsen ASA                                           1,741      9,284        0.0%
    Wilh Wilhelmsen Holding ASA Class A                           2,050     38,420        0.0%
                                                                        ----------        ---
TOTAL NORWAY                                                             1,318,112        0.9%
                                                                        ----------        ---
PORTUGAL -- (0.4%)
    Altri SGPS SA                                                 7,954     30,986        0.0%
*   Banco BPI SA                                                 40,060     50,203        0.0%
#*  Banco Comercial Portugues SA Class R                      1,264,869     56,196        0.0%
    CTT-Correios de Portugal SA                                   3,136     28,999        0.0%
    EDP Renovaveis SA                                             9,839     76,699        0.1%
#   Mota-Engil SGPS SA                                            8,817     18,255        0.0%
    Navigator Co SA (The)                                        32,374    115,523        0.1%
    NOS SGPS SA                                                  11,746     84,221        0.1%
#   REN - Redes Energeticas Nacionais SGPS SA                    23,089     69,245        0.1%
    Semapa-Sociedade de Investimento e Gestao                       344      4,360        0.0%
    Sonae SGPS SA                                                54,351     60,358        0.0%
                                                                        ----------        ---
TOTAL PORTUGAL                                                             595,045        0.4%
                                                                        ----------        ---
SINGAPORE -- (1.3%)
    Ascendas India Trust                                         16,000     11,356        0.0%
*   Ausgroup, Ltd.                                               44,000      3,746        0.0%
    Banyan Tree Holdings, Ltd.                                    7,000      2,573        0.0%
*   Boustead Projects, Ltd.                                       6,600      3,153        0.0%
    Boustead Singapore, Ltd.                                     22,000     12,739        0.0%
    Bukit Sembawang Estates, Ltd.                                10,500     34,693        0.0%
*   Bund Center Investment, Ltd.                                108,000     14,394        0.0%
    China Aviation Oil Singapore Corp., Ltd.                      9,600      6,197        0.0%
    China Merchants Holdings Pacific, Ltd.                       45,045     28,635        0.0%
    Chip Eng Seng Corp., Ltd.                                    45,000     23,733        0.0%
    Chuan Hup Holdings, Ltd.                                     87,000     18,420        0.0%
#*  COSCO Corp. Singapore, Ltd.                                  76,000     19,103        0.0%
*   Creative Technology, Ltd.                                     2,650      2,091        0.0%
    CSE Global, Ltd.                                             40,000     12,746        0.0%
#   CWT, Ltd.                                                    12,000     18,453        0.0%
*   Del Monte Pacific, Ltd.                                      72,000     15,980        0.0%
#*  Ezion Holdings, Ltd.                                         79,400     32,292        0.0%
*   Ezra Holdings, Ltd.                                         234,044     17,623        0.0%
    Falcon Energy Group, Ltd.                                    21,000      2,694        0.0%
    Far East Orchard, Ltd.                                       11,239     13,811        0.0%
    First Resources, Ltd.                                        28,300     39,997        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
SINGAPORE -- (Continued)
    Fragrance Group, Ltd.                                      82,000 $ 10,713        0.0%
    Frasers Centrepoint, Ltd.                                   9,000   11,161        0.0%
    GK Goh Holdings, Ltd.                                      17,813   11,325        0.0%
    GL, Ltd.                                                   53,000   36,014        0.0%
*   Global Premium Hotels, Ltd.                                 6,560    1,447        0.0%
*   GMG Global, Ltd.                                           27,500   12,466        0.0%
    Golden Agri-Resources, Ltd.                               361,300  107,180        0.1%
    GuocoLand, Ltd.                                             5,000    6,880        0.0%
    Haw Par Corp., Ltd.                                           900    6,007        0.0%
    Hi-P International, Ltd.                                   23,000    7,240        0.0%
    Ho Bee Land, Ltd.                                          14,000   22,977        0.0%
    Hong Fok Corp., Ltd.                                       54,120   29,089        0.0%
    Hong Leong Asia, Ltd.                                       8,000    4,602        0.0%
    Hotel Grand Central, Ltd.                                  39,135   37,060        0.0%
    Hwa Hong Corp., Ltd.                                       59,000   13,609        0.0%
    Hyflux, Ltd.                                               27,500   12,634        0.0%
    Indofood Agri Resources, Ltd.                              28,000   11,114        0.0%
    k1 Ventures, Ltd.                                          24,000   15,711        0.0%
    Keppel Infrastructure Trust                               137,674   50,159        0.1%
    M1, Ltd.                                                   18,500   33,928        0.0%
    Mandarin Oriental International, Ltd.                      13,800   20,663        0.0%
    Metro Holdings, Ltd.                                       49,200   36,921        0.0%
    Midas Holdings, Ltd.                                      114,000   24,118        0.0%
*   Nam Cheong, Ltd.                                           67,000    4,469        0.0%
*   Neptune Orient Lines, Ltd.                                 46,800   44,657        0.1%
#*  Noble Group, Ltd.                                         229,800   77,907        0.1%
    Olam International, Ltd.                                    9,600   11,759        0.0%
    OSIM International, Ltd.                                   18,000   18,547        0.0%
    OUE, Ltd.                                                  23,000   28,532        0.0%
    Oxley Holdings, Ltd.                                       57,000   18,610        0.0%
#   Petra Foods, Ltd.                                          20,200   37,058        0.0%
    Raffles Education Corp., Ltd.                              49,200    8,028        0.0%
    Raffles Medical Group, Ltd.                                21,233   74,112        0.1%
    Religare Health Trust                                      16,600   12,700        0.0%
    Rotary Engineering, Ltd.                                   17,000    4,929        0.0%
    SATS, Ltd.                                                 29,400   89,530        0.1%
    SBS Transit, Ltd.                                          23,000   40,151        0.1%
    SembCorp Industries, Ltd.                                   7,300   15,604        0.0%
    SembCorp Marine, Ltd.                                      39,100   48,308        0.1%
    Sheng Siong Group, Ltd.                                    37,000   24,461        0.0%
*   SIIC Environment Holdings, Ltd.                            21,700   11,257        0.0%
    Sinarmas Land, Ltd.                                       108,000   37,647        0.0%
    Singapore Post, Ltd.                                       68,500   79,786        0.1%
    SMRT Corp., Ltd.                                           56,000   63,589        0.1%
    Stamford Land Corp., Ltd.                                  21,000    8,117        0.0%
    Super Group, Ltd.                                          46,000   33,048        0.0%
*   Swiber Holdings, Ltd.                                      17,249    2,431        0.0%
#   Swissco Holdings, Ltd.                                     15,000    1,998        0.0%
    Tat Hong Holdings, Ltd.                                    35,000   15,583        0.0%
    Tuan Sing Holdings, Ltd.                                   44,628   10,584        0.0%
    United Engineers, Ltd.                                     34,000   58,988        0.1%
    United Industrial Corp., Ltd.                               6,600   14,211        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd.                               32,422 $   33,269        0.0%
#*  Vard Holdings, Ltd.                                       33,000      4,446        0.0%
    Venture Corp., Ltd.                                       17,800    110,691        0.1%
    Wheelock Properties Singapore, Ltd.                       20,000     23,082        0.0%
    Wing Tai Holdings, Ltd.                                   45,970     63,988        0.1%
    Yeo Hiap Seng, Ltd.                                        2,482      2,391        0.0%
*   Yongnam Holdings, Ltd.                                    17,500      4,540        0.0%
                                                                     ----------        ---
TOTAL SINGAPORE                                                       1,996,455        1.4%
                                                                     ----------        ---
SPAIN -- (2.0%)
    Acciona SA                                                 2,343    188,029        0.1%
    Acerinox SA                                                8,883    105,252        0.1%
    Adveo Group International SA                                 770      4,050        0.0%
    Almirall SA                                                4,299     70,771        0.1%
    Applus Services SA                                         1,356     12,547        0.0%
    Atresmedia Corp de Medios de Comunicacion SA               4,815     62,882        0.0%
    Azkoyen SA                                                 2,184     10,677        0.0%
    Banco Popular Espanol SA                                  12,701     34,632        0.0%
*   Baron de Ley                                                  67      7,835        0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                       4,600    155,967        0.1%
*   Cementos Portland Valderrivas SA                           1,167      8,144        0.0%
    Cia de Distribucion Integral Logista Holdings SA           1,375     30,317        0.0%
    Cie Automotive SA                                          3,637     65,809        0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                152     49,379        0.0%
    Distribuidora Internacional de Alimentacion SA            35,836    199,404        0.1%
    Duro Felguera SA                                           7,718     13,923        0.0%
    Ebro Foods SA                                              6,598    149,709        0.1%
    Elecnor SA                                                 1,707     15,424        0.0%
    Ence Energia y Celulosa SA                                19,515     56,468        0.0%
*   Ercros SA                                                  3,027      2,146        0.0%
    Faes Farma SA                                             24,697     77,830        0.1%
*   Fomento de Construcciones y Contratas SA                  12,648    110,101        0.1%
    Gamesa Corp. Tecnologica SA                               14,488    286,108        0.2%
    Grupo Catalana Occidente SA                                2,884     91,492        0.1%
*   Grupo Ezentis SA                                           6,877      3,316        0.0%
    Iberpapel Gestion SA                                         936     19,756        0.0%
#*  Indra Sistemas SA                                          6,332     74,360        0.1%
*   Inmobiliaria Colonial SA                                  96,104     73,830        0.1%
*   Liberbank SA                                              37,803     45,541        0.0%
    Mediaset Espana Comunicacion SA                            9,781    127,357        0.1%
    Melia Hotels International SA                              7,047     88,919        0.1%
    Miquel y Costas & Miquel SA                                  740     29,982        0.0%
*   NH Hotel Group SA                                         23,600    113,910        0.1%
    Obrascon Huarte Lain SA                                    9,477     67,352        0.1%
    Papeles y Cartones de Europa SA                            2,989     18,541        0.0%
*   Pescanova SA                                               1,077         --        0.0%
*   Pharma Mar SA                                             15,603     49,332        0.0%
*   Promotora de Informaciones SA Class A                      3,874     27,474        0.0%
    Prosegur Cia de Seguridad SA                              17,048     98,756        0.1%
*   Realia Business SA                                         6,280      7,953        0.0%
    Sacyr SA                                                  23,862     50,965        0.0%
    Tecnicas Reunidas SA                                       2,130     71,800        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SPAIN -- (Continued)
    Tubacex SA                                                 5,465 $   14,268        0.0%
    Tubos Reunidos SA                                          8,287      6,741        0.0%
    Vidrala SA                                                 1,515     90,271        0.1%
    Viscofan SA                                                2,819    158,366        0.1%
    Zardoya Otis SA                                            8,078     85,837        0.1%
                                                                     ----------        ---
TOTAL SPAIN                                                           3,133,523        2.2%
                                                                     ----------        ---
SWEDEN -- (3.3%)
    AAK AB                                                     1,800    136,135        0.1%
*   AddLife AB(BYZ0FM9)                                        1,249     15,790        0.0%
    AddLife AB(BYSZWX1)                                          312      3,943        0.0%
    AddTech AB Class B                                         4,997     62,820        0.1%
    AF AB Class B                                              5,364     92,004        0.1%
*   Arcam AB                                                     630     13,751        0.0%
#   Atrium Ljungberg AB Class B                                2,399     38,032        0.0%
    Avanza Bank Holding AB                                     1,713     67,360        0.1%
#   Axfood AB                                                  1,599     29,648        0.0%
    B&B Tools AB Class B                                       2,500     50,308        0.0%
    Beijer Alma AB                                             1,700     40,138        0.0%
    Beijer Ref AB Class B                                      1,786     40,504        0.0%
    Betsson AB                                                 7,041     95,305        0.1%
    Bilia AB Class A                                           4,130     98,915        0.1%
    BillerudKorsnas AB                                        10,447    162,465        0.1%
    BioGaia AB Class B                                         1,689     42,765        0.0%
    Bure Equity AB                                             4,075     35,542        0.0%
    Byggmax Group AB                                           7,775     62,997        0.1%
    Castellum AB                                               9,541    152,833        0.1%
    Catena AB                                                  1,487     22,896        0.0%
    Clas Ohlson AB Class B                                     2,530     51,083        0.0%
    Cloetta AB Class B                                        22,873     76,985        0.1%
    Com Hem Holding AB                                         1,371     12,169        0.0%
    Concentric AB                                              3,360     38,085        0.0%
    Dios Fastigheter AB                                        3,244     23,740        0.0%
    Duni AB                                                    3,495     50,894        0.0%
#   Elekta AB Class B                                         14,183    103,724        0.1%
*   Eltel AB                                                     566      6,784        0.0%
#*  Eniro AB                                                  30,666      2,731        0.0%
    Fabege AB                                                  9,193    153,517        0.1%
*   Fastighets AB Balder                                       4,383    111,798        0.1%
#*  Fingerprint Cards AB Class B                               1,519     91,093        0.1%
    Granges AB                                                 1,905     14,066        0.0%
    Gunnebo AB                                                 3,000     16,541        0.0%
    Haldex AB                                                  3,360     28,482        0.0%
    Hemfosa Fastigheter AB                                     7,103     74,098        0.1%
    Hexpol AB                                                  7,629     78,955        0.1%
    HIQ International AB                                       4,214     26,400        0.0%
    Holmen AB Class B                                          4,045    139,482        0.1%
    Hufvudstaden AB Class A                                    3,851     59,762        0.0%
#   Indutrade AB                                               1,819    102,063        0.1%
*   Infant Bacterial Therapeutics AB                             169      1,294        0.0%
    Intrum Justitia AB                                         4,262    153,204        0.1%
    Inwido AB                                                    573      7,219        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWEDEN -- (Continued)
    ITAB Shop Concept AB Class B                                 505 $   15,692        0.0%
#   JM AB                                                      4,116    119,066        0.1%
    KappAhl AB                                                 6,122     25,436        0.0%
#*  Karolinska Development AB Class B                          1,741      1,573        0.0%
    Klovern AB Class B                                        27,646     32,490        0.0%
    Kungsleden AB                                             11,062     76,146        0.1%
    Lagercrantz Group AB Class B                               7,500     69,333        0.1%
    Lindab International AB                                    4,854     38,674        0.0%
    Loomis AB Class B                                          3,503     97,304        0.1%
*   Medivir AB Class B                                         1,986     13,750        0.0%
#   Mekonomen AB                                               1,956     49,758        0.0%
    Modern Times Group MTG AB Class B                          3,275     98,327        0.1%
    Mycronic AB                                                8,284     64,784        0.1%
    NCC AB Class B                                             1,986     67,941        0.1%
#*  Net Insight AB Class B                                    11,409      8,960        0.0%
    NetEnt AB                                                  1,952    122,925        0.1%
    New Wave Group AB Class B                                  2,000      9,223        0.0%
    Nibe Industrier AB Class B                                 4,106    142,771        0.1%
    Nobia AB                                                   8,067     92,124        0.1%
#   Nolato AB Class B                                          2,054     55,520        0.0%
    Nordnet AB Class B                                         9,555     32,898        0.0%
#*  Oriflame Holding AG                                        2,508     50,500        0.0%
    Peab AB                                                   11,220     93,764        0.1%
#*  Qliro Group AB                                             3,088      3,294        0.0%
    Ratos AB Class B                                          18,033    105,587        0.1%
*   RaySearch Laboratories AB                                  1,416     20,471        0.0%
#   Recipharm AB Class B                                       1,040     17,433        0.0%
    Rezidor Hotel Group AB                                     7,735     32,804        0.0%
    Saab AB Class B                                            3,810    130,501        0.1%
    Sagax AB Class B                                           4,140     35,869        0.0%
#*  SAS AB                                                     7,999     22,920        0.0%
    Scandi Standard AB                                         1,760     12,441        0.0%
    SkiStar AB                                                 1,500     20,805        0.0%
#*  SSAB AB Class A(BPRBWK4)                                   3,811     16,202        0.0%
#*  SSAB AB Class A(B17H0S8)                                  10,488     44,189        0.0%
*   SSAB AB Class B(BPRBWM6)                                   9,728     33,901        0.0%
#*  SSAB AB Class B(B17H3F6)                                   5,703     19,795        0.0%
    Sweco AB Class B                                           4,633     71,782        0.1%
    Systemair AB                                                 107      1,365        0.0%
    Thule Group AB (The)                                       3,532     50,842        0.0%
    Unibet Group P.L.C.                                       14,128    159,565        0.1%
    Vitrolife AB                                               1,018     49,926        0.0%
    Wallenstam AB Class B                                     11,522     96,917        0.1%
    Wihlborgs Fastigheter AB                                   4,598     93,423        0.1%
                                                                     ----------        ---
TOTAL SWEDEN                                                          5,107,311        3.6%
                                                                     ----------        ---
SWITZERLAND -- (4.9%)
*   AFG Arbonia-Forster Holding AG                             2,652     36,937        0.0%
    Allreal Holding AG                                           904    126,021        0.1%
#   Alpiq Holding AG                                             101      6,751        0.0%
    ams AG                                                     4,508    119,448        0.1%
    APG SGA SA                                                    64     26,861        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
SWITZERLAND -- (Continued)
    Aryzta AG                                                  2,024 $ 78,726        0.1%
    Ascom Holding AG                                           3,915   64,155        0.1%
    Autoneum Holding AG                                          308   73,560        0.1%
    Bachem Holding AG Class B                                    343   22,904        0.0%
    Baloise Holding AG                                         2,379  294,892        0.2%
    Bank Coop AG                                                 580   24,786        0.0%
    Banque Cantonale de Geneve                                    85   25,975        0.0%
    Banque Cantonale Vaudoise                                    150  103,570        0.1%
    Barry Callebaut AG                                           116  136,466        0.1%
    Belimo Holding AG                                             33   94,369        0.1%
    Bell AG                                                      140   55,428        0.0%
    Bellevue Group AG                                            382    5,633        0.0%
#   Berner Kantonalbank AG                                       278   56,991        0.0%
    BKW AG                                                     1,235   53,733        0.0%
    Bobst Group SA                                               800   43,708        0.0%
#   Bossard Holding AG Class A                                   359   39,036        0.0%
    Bucher Industries AG                                         430  103,288        0.1%
    Burckhardt Compression Holding AG                            171   60,951        0.1%
    Burkhalter Holding AG                                        185   23,035        0.0%
    Cembra Money Bank AG                                       1,612  110,604        0.1%
*   Charles Voegele Holding AG                                   750    4,808        0.0%
    Cie Financiere Tradition SA                                   66    4,523        0.0%
    Clariant AG                                               13,904  263,433        0.2%
    Coltene Holding AG                                           250   15,647        0.0%
    Conzzeta AG                                                   84   54,273        0.0%
*   Cosmo Pharmaceuticals SA                                      32    5,289        0.0%
    Daetwyler Holding AG                                         502   74,680        0.1%
    DKSH Holding AG                                            1,553  101,640        0.1%
    dorma+kaba Holding AG Class B                                194  125,979        0.1%
*   Dufry AG                                                     897  118,241        0.1%
    Edmond de Rothschild Suisse SA                                 1   16,627        0.0%
    EFG International AG                                       4,617   28,862        0.0%
    Emmi AG                                                      195  116,899        0.1%
    Energiedienst Holding AG                                   1,000   23,664        0.0%
    Flughafen Zuerich AG                                         262  240,691        0.2%
    Forbo Holding AG                                             139  169,365        0.1%
    GAM Holding AG                                            11,069  144,616        0.1%
    Gategroup Holding AG                                       2,087  115,095        0.1%
    Georg Fischer AG                                             269  218,703        0.2%
    Gurit Holding AG                                              25   15,828        0.0%
    Helvetia Holding AG                                          478  257,446        0.2%
    Huber & Suhner AG                                            954   46,801        0.0%
    Implenia AG                                                1,185   79,116        0.1%
    Inficon Holding AG                                           149   49,230        0.0%
    Interroll Holding AG                                          59   52,406        0.0%
    Intershop Holding AG                                         111   52,088        0.0%
    Jungfraubahn Holding AG                                       31    3,299        0.0%
    Kardex AG                                                    792   63,923        0.1%
    Komax Holding AG                                             407   90,003        0.1%
    Kudelski SA                                                4,680   79,854        0.1%
*   Kuoni Reisen Holding AG                                      287  110,396        0.1%
    LEM Holding SA                                                41   36,768        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SWITZERLAND -- (Continued)
    Liechtensteinische Landesbank AG                             783 $   32,419        0.0%
#   Logitech International SA                                 10,282    157,978        0.1%
    Luzerner Kantonalbank AG                                     219     94,022        0.1%
    MCH Group AG                                                  12        798        0.0%
    Metall Zug AG                                                 19     58,282        0.0%
#*  Meyer Burger Technology AG                                 5,000     22,966        0.0%
    Mobilezone Holding AG                                      2,585     36,544        0.0%
    Mobimo Holding AG                                            639    146,416        0.1%
    OC Oerlikon Corp. AG                                      12,397    119,930        0.1%
*   Orascom Development Holding AG                               935      8,021        0.0%
    Orior AG                                                     485     30,984        0.0%
    Panalpina Welttransport Holding AG                           762     89,142        0.1%
    Phoenix Mecano AG                                             50     24,565        0.0%
*   Plazza AG                                                     84     18,128        0.0%
    PSP Swiss Property AG                                      2,405    231,949        0.2%
    Rieter Holding AG                                            205     42,495        0.0%
    Romande Energie Holding SA                                    27     29,953        0.0%
*   Schmolz + Bickenbach AG                                   47,389     34,625        0.0%
    Schweiter Technologies AG                                     84     79,453        0.1%
    SFS Group AG                                                 805     57,974        0.0%
    Siegfried Holding AG                                         420     78,783        0.1%
    St Galler Kantonalbank AG Class A                            198     82,021        0.1%
    Straumann Holding AG                                         643    223,240        0.2%
    Sulzer AG                                                  1,065     97,219        0.1%
    Sunrise Communications Group AG                              664     40,669        0.0%
    Swiss Prime Site AG                                        3,707    324,979        0.2%
    Swissquote Group Holding SA                                  538     13,356        0.0%
    Tamedia AG                                                   249     40,145        0.0%
    Tecan Group AG                                               666     92,574        0.1%
    Temenos Group AG                                           3,300    171,250        0.1%
    U-Blox AG                                                    460     91,477        0.1%
    Valiant Holding AG                                         1,014    112,518        0.1%
    Valora Holding AG                                            199     48,605        0.0%
    Vaudoise Assurances Holding SA                                75     39,149        0.0%
    Vetropack Holding AG                                          17     26,584        0.0%
*   Von Roll Holding AG                                        1,435      1,031        0.0%
    Vontobel Holding AG                                        1,933     83,822        0.1%
    VP Bank AG                                                    38      3,709        0.0%
    VZ Holding AG                                                198     61,608        0.1%
    Walliser Kantonalbank                                        150     12,232        0.0%
    Warteck Invest AG                                              8     15,822        0.0%
    Ypsomed Holding AG                                           227     33,856        0.0%
*   Zehnder Group AG                                           1,193     50,473        0.0%
    Zug Estates Holding AG Class B                                12     19,887        0.0%
    Zuger Kantonalbank AG                                          8     41,191        0.0%
                                                                     ----------        ---
TOTAL SWITZERLAND                                                     7,690,865        5.5%
                                                                     ----------        ---
UNITED KINGDOM -- (14.6%)
    4imprint Group P.L.C.                                        620     11,942        0.0%
    888 Holdings P.L.C.                                        5,052     15,956        0.0%
    A.G. Barr P.L.C.                                           6,780     55,434        0.0%
    AA P.L.C.                                                 20,052     81,735        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Acacia Mining P.L.C.                                       12,404 $ 63,671        0.1%
*   Afren P.L.C.                                               57,931       17        0.0%
    Aggreko P.L.C.                                              1,818   28,938        0.0%
    Amec Foster Wheeler P.L.C.                                 24,438  177,084        0.1%
    Anglo Pacific Group P.L.C.                                 11,773   12,997        0.0%
    Anglo-Eastern Plantations P.L.C.                              186    1,373        0.0%
    Arrow Global Group P.L.C.                                   6,570   24,685        0.0%
    Ashmore Group P.L.C.                                       14,773   66,391        0.1%
    AVEVA Group P.L.C.                                          1,910   44,980        0.0%
    Avon Rubber P.L.C.                                          1,029   11,160        0.0%
    B&M European Value Retail SA                                3,904   15,843        0.0%
*   Balfour Beatty P.L.C.                                      75,670  264,402        0.2%
    BBA Aviation P.L.C.                                        67,499  197,648        0.1%
    Beazley P.L.C.                                             34,508  164,476        0.1%
    Bellway P.L.C.                                             12,276  439,570        0.3%
    Berendsen P.L.C.                                           11,728  202,633        0.2%
    BGEO Group P.L.C.                                           2,711   90,843        0.1%
    Bloomsbury Publishing P.L.C.                                3,174    7,202        0.0%
    Bodycote P.L.C.                                            11,574  101,037        0.1%
    Booker Group P.L.C.                                        79,780  189,185        0.1%
    Bovis Homes Group P.L.C.                                   15,605  199,160        0.1%
    Brammer P.L.C.                                             10,209   26,032        0.0%
    Brewin Dolphin Holdings P.L.C.                             31,624  126,754        0.1%
    British Polythene Industries P.L.C.                         2,000   20,469        0.0%
    Britvic P.L.C.                                             15,134  155,916        0.1%
*   BTG P.L.C.                                                 16,329  141,569        0.1%
    Cable & Wireless Communications P.L.C.                    131,205  141,460        0.1%
*   Cairn Energy P.L.C.                                        50,566  165,787        0.1%
    Cambian Group P.L.C.                                        1,788    1,597        0.0%
    Cape P.L.C.                                                 6,374   21,437        0.0%
    Capital & Counties Properties P.L.C.                       22,200  114,861        0.1%
    Card Factory P.L.C.                                         3,830   20,395        0.0%
    Carillion P.L.C.                                           31,663  136,282        0.1%
    Castings P.L.C.                                             4,744   34,310        0.0%
    Centamin P.L.C.                                            92,292  163,209        0.1%
    Chemring Group P.L.C.                                      15,420   32,222        0.0%
    Chesnara P.L.C.                                             6,348   28,311        0.0%
    Cineworld Group P.L.C.                                     14,166  107,271        0.1%
*   Circassia Pharmaceuticals P.L.C.                            5,406   21,300        0.0%
    Clarkson P.L.C.                                               606   21,164        0.0%
    Close Brothers Group P.L.C.                                12,747  226,064        0.2%
*   CLS Holdings P.L.C.                                           110    2,541        0.0%
    Cobham P.L.C.                                              61,105  137,865        0.1%
    Communisis P.L.C.                                           4,956    3,081        0.0%
    Computacenter P.L.C.                                        5,283   64,445        0.1%
    Connect Group P.L.C.                                       13,916   31,492        0.0%
    Consort Medical P.L.C.                                      2,504   36,186        0.0%
    Costain Group P.L.C.                                        1,860    8,547        0.0%
    Countrywide P.L.C.                                          6,154   31,996        0.0%
    Cranswick P.L.C.                                            3,951  129,353        0.1%
    Crest Nicholson Holdings P.L.C.                             4,579   34,942        0.0%
    Daejan Holdings P.L.C.                                        607   49,846        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
UNITED KINGDOM -- (Continued)
    Daily Mail & General Trust P.L.C.                         16,246 $165,990        0.1%
    Dairy Crest Group P.L.C.                                  15,198  125,490        0.1%
    Darty P.L.C.                                              16,202   39,852        0.0%
    DCC P.L.C.                                                 3,242  287,550        0.2%
    De La Rue P.L.C.                                           9,274   65,741        0.1%
    Debenhams P.L.C.                                          96,901  111,286        0.1%
    Dechra Pharmaceuticals P.L.C.                              4,897   79,216        0.1%
    Devro P.L.C.                                              16,040   65,425        0.1%
*   Dialight P.L.C.                                            1,573   13,046        0.0%
    Dignity P.L.C.                                             3,232  115,468        0.1%
    Diploma P.L.C.                                            10,562  113,018        0.1%
    Domino's Pizza Group P.L.C.                                7,036   94,597        0.1%
    Drax Group P.L.C.                                         31,965  149,494        0.1%
    DS Smith P.L.C.                                           75,229  419,574        0.3%
    Dunelm Group P.L.C.                                        1,174   15,160        0.0%
    E2V Technologies P.L.C.                                    8,031   24,984        0.0%
    Electrocomponents P.L.C.                                  37,814  142,768        0.1%
    Elementis P.L.C.                                          34,278  108,170        0.1%
*   EnQuest P.L.C.                                            53,104   31,232        0.0%
*   Enterprise Inns P.L.C.                                    42,171   53,488        0.0%
    Essentra P.L.C.                                           14,785  175,835        0.1%
    esure Group P.L.C.                                        16,010   62,876        0.1%
    Euromoney Institutional Investor P.L.C.                    4,036   56,801        0.0%
*   Evraz P.L.C.                                              23,503   48,800        0.0%
    FDM Group Holdings P.L.C.                                    579    4,684        0.0%
    Fenner P.L.C.                                             15,676   32,988        0.0%
    Ferrexpo P.L.C.                                           14,004    7,693        0.0%
    Fidessa Group P.L.C.                                       3,854  134,361        0.1%
*   Findel P.L.C.                                              2,049    5,091        0.0%
*   Firstgroup P.L.C.                                         95,248  139,217        0.1%
*   Flybe Group P.L.C.                                         9,733    8,374        0.0%
*   Fortune Oil CVR                                           16,855       --        0.0%
    Fuller Smith & Turner P.L.C. Class A                       3,070   46,525        0.0%
*   Future P.L.C.                                             13,448    1,693        0.0%
    Galliford Try P.L.C.                                       5,057   94,535        0.1%
    Games Workshop Group P.L.C.                                  510    3,510        0.0%
    Gem Diamonds, Ltd.                                         5,200   10,315        0.0%
    Genus P.L.C.                                               5,380  118,098        0.1%
    Go-Ahead Group P.L.C.                                      2,988  111,905        0.1%
    Grafton Group P.L.C.                                      15,253  154,232        0.1%
    Grainger P.L.C.                                           27,639   89,913        0.1%
    Greencore Group P.L.C.                                    37,791  199,430        0.1%
    Greene King P.L.C.                                        22,618  270,692        0.2%
    Greggs P.L.C.                                              4,959   75,009        0.1%
    GVC Holdings P.L.C.                                       10,515   83,245        0.1%
    Halfords Group P.L.C.                                     14,015   86,485        0.1%
    Halma P.L.C.                                              26,320  343,498        0.3%
    Hays P.L.C.                                               83,554  156,762        0.1%
    Headlam Group P.L.C.                                       3,793   26,617        0.0%
    Helical Bar P.L.C.                                         9,778   54,873        0.0%
    Henderson Group P.L.C.                                    72,990  273,248        0.2%
    Henry Boot P.L.C.                                          3,595   10,714        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.                                6,597 $ 90,010        0.1%
    Hilton Food Group P.L.C.                                      123    1,013        0.0%
    Hiscox, Ltd.                                               17,329  228,413        0.2%
*   Hochschild Mining P.L.C.                                   22,160   50,596        0.0%
    Home Retail Group P.L.C.                                   49,961  124,707        0.1%
    HomeServe P.L.C.                                           11,333   68,681        0.1%
    Howden Joinery Group P.L.C.                                42,954  310,712        0.2%
    Hunting P.L.C.                                             14,421   77,511        0.1%
    Huntsworth P.L.C.                                           6,947    4,359        0.0%
    ICAP P.L.C.                                                34,293  235,104        0.2%
    IG Group Holdings P.L.C.                                   21,847  247,179        0.2%
*   Imagination Technologies Group P.L.C.                      20,586   46,892        0.0%
    IMI P.L.C.                                                  2,516   34,431        0.0%
    Inchcape P.L.C.                                            25,389  251,834        0.2%
    Indivior P.L.C.                                            23,356   55,001        0.0%
    Informa P.L.C.                                             26,210  251,103        0.2%
    Intermediate Capital Group P.L.C.                          13,578  122,063        0.1%
*   International Ferro Metals, Ltd.                            5,038       25        0.0%
    International Personal Finance P.L.C.                      10,952   42,832        0.0%
    Interserve P.L.C.                                          17,760  110,978        0.1%
*   IP Group P.L.C.                                            26,402   66,369        0.1%
    ITE Group P.L.C.                                           26,658   60,387        0.0%
    J D Wetherspoon P.L.C.                                      5,912   57,293        0.0%
    James Fisher & Sons P.L.C.                                  3,677   76,005        0.1%
    Jardine Lloyd Thompson Group P.L.C.                        12,567  159,128        0.1%
    JD Sports Fashion P.L.C.                                    2,521   46,065        0.0%
    John Menzies P.L.C.                                         3,000   21,817        0.0%
    John Wood Group P.L.C.                                     26,138  239,112        0.2%
*   Johnston Press P.L.C.                                         693      415        0.0%
    JRP Group P.L.C.                                            8,784   17,669        0.0%
    Jupiter Fund Management P.L.C.                             21,592  133,112        0.1%
*   KAZ Minerals P.L.C.                                        22,228   55,727        0.0%
    KCOM Group P.L.C.                                          50,188   75,877        0.1%
    Keller Group P.L.C.                                         7,196   92,881        0.1%
    Kier Group P.L.C.                                           7,445  129,625        0.1%
    Ladbrokes P.L.C.                                           55,207   94,718        0.1%
    Laird P.L.C.                                               18,315   93,238        0.1%
*   Lamprell P.L.C.                                            23,029   29,215        0.0%
    Lancashire Holdings, Ltd.                                  16,891  135,767        0.1%
    Lavendon Group P.L.C.                                       5,479   11,107        0.0%
    Lookers P.L.C.                                             23,097   47,072        0.0%
    Low & Bonar P.L.C.                                          8,760    7,932        0.0%
    LSL Property Services P.L.C.                                2,132    9,186        0.0%
    Macfarlane Group P.L.C.                                     6,000    6,008        0.0%
    Man Group P.L.C.                                          121,260  262,283        0.2%
    Management Consulting Group P.L.C.                         25,424    6,032        0.0%
    Marshalls P.L.C.                                           11,710   54,933        0.0%
    Marston's P.L.C.                                           49,285  103,539        0.1%
    McBride P.L.C.                                              6,500   14,753        0.0%
    Mears Group P.L.C.                                          7,017   40,805        0.0%
    Melrose Industries P.L.C.                                   6,431   35,141        0.0%
    Michael Page International P.L.C.                          16,361   97,386        0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Micro Focus International P.L.C.                            7,021 $157,042        0.1%
    Millennium & Copthorne Hotels P.L.C.                       11,865   79,872        0.1%
    Mitchells & Butlers P.L.C.                                 13,334   52,362        0.0%
    Mitie Group P.L.C.                                         28,935  114,910        0.1%
    Moneysupermarket.com Group P.L.C.                          18,999   87,274        0.1%
    Morgan Advanced Materials P.L.C.                           25,810   89,108        0.1%
    Morgan Sindall Group P.L.C.                                 2,559   30,030        0.0%
*   Mothercare P.L.C.                                           6,281   11,197        0.0%
    N Brown Group P.L.C.                                       12,078   47,347        0.0%
    National Express Group P.L.C.                              47,751  226,769        0.2%
    NCC Group P.L.C.                                           13,259   50,620        0.0%
*   New World Resources P.L.C. Class A                          1,390        5        0.0%
    Northgate P.L.C.                                           12,200   72,000        0.1%
    Novae Group P.L.C.                                          5,019   58,767        0.0%
*   Ocado Group P.L.C.                                          8,719   37,730        0.0%
    OneSavings Bank P.L.C.                                      3,289   13,783        0.0%
*   Ophir Energy P.L.C.                                        30,117   33,289        0.0%
    Oxford Instruments P.L.C.                                   4,189   40,402        0.0%
    Paragon Group of Cos. P.L.C. (The)                          7,718   33,560        0.0%
    PayPoint P.L.C.                                             3,824   47,123        0.0%
    Pendragon P.L.C.                                           71,768   35,686        0.0%
    Pennon Group P.L.C.                                        23,088  274,373        0.2%
    Petra Diamonds, Ltd.                                       38,369   66,292        0.1%
    Petrofac, Ltd.                                              8,426  104,394        0.1%
*   Petropavlovsk P.L.C.                                      187,340   22,752        0.0%
    Pets at Home Group P.L.C.                                  17,667   62,683        0.1%
    Phoenix Group Holdings                                     14,436  181,644        0.1%
    Photo-Me International P.L.C.                              11,000   26,808        0.0%
    Playtech P.L.C.                                            11,846  139,503        0.1%
    Polypipe Group P.L.C.                                       5,036   21,592        0.0%
    Poundland Group P.L.C.                                      3,762    9,467        0.0%
    Premier Farnell P.L.C.                                     29,123   51,685        0.0%
*   Premier Foods P.L.C.                                       58,728   33,540        0.0%
*   Premier Oil P.L.C.                                         28,641   30,991        0.0%
*   Punch Taverns P.L.C.                                        2,054    3,391        0.0%
    PZ Cussons P.L.C.                                          15,366   72,417        0.1%
    QinetiQ Group P.L.C.                                       32,441  106,247        0.1%
    Rank Group P.L.C.                                           8,059   28,391        0.0%
    Rathbone Brothers P.L.C.                                    2,435   72,416        0.1%
*   Raven Russia, Ltd.                                         13,465    6,402        0.0%
    Redrow P.L.C.                                              19,223  107,653        0.1%
    Regus P.L.C.                                               40,642  173,895        0.1%
    Renishaw P.L.C.                                             2,961   82,023        0.1%
    Rentokil Initial P.L.C.                                    94,387  243,232        0.2%
    Restaurant Group P.L.C. (The)                               8,036   32,336        0.0%
    Ricardo P.L.C.                                              3,538   41,984        0.0%
    Rightmove P.L.C.                                            6,175  348,982        0.3%
    RM P.L.C.                                                   5,224   10,437        0.0%
    Rotork P.L.C.                                              85,396  233,621        0.2%
    RPC Group P.L.C.                                           24,610  262,621        0.2%
    RPS Group P.L.C.                                           16,770   42,740        0.0%
    Saga P.L.C.                                                 3,570   10,941        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
UNITED KINGDOM -- (Continued)
    Savills P.L.C.                                             8,832 $ 95,795        0.1%
    SDL P.L.C.                                                 6,280   37,210        0.0%
    Senior P.L.C.                                             33,393  106,517        0.1%
    Sepura P.L.C.                                              2,544    2,641        0.0%
    Servelec Group P.L.C.                                      2,242   12,444        0.0%
    Severfield P.L.C.                                          6,026    4,597        0.0%
    Shanks Group P.L.C.                                       42,387   49,688        0.0%
    SIG P.L.C.                                                49,947   99,037        0.1%
*   Skyepharma P.L.C.                                          3,403   23,316        0.0%
    Soco International P.L.C.                                 14,452   31,296        0.0%
    Spectris P.L.C.                                            9,134  243,690        0.2%
    Speedy Hire P.L.C.                                        25,705   13,818        0.0%
    Spirax-Sarco Engineering P.L.C.                            4,752  237,443        0.2%
    Spirent Communications P.L.C.                             47,040   53,960        0.0%
*   Sports Direct International P.L.C.                         4,590   25,894        0.0%
    SSP Group P.L.C.                                           1,023    4,303        0.0%
    St. Ives P.L.C.                                            3,000    4,922        0.0%
    St. Modwen Properties P.L.C.                              17,882   80,010        0.1%
    Stagecoach Group P.L.C.                                   22,281   83,896        0.1%
    Sthree P.L.C.                                              8,744   43,471        0.0%
    Stobart Group, Ltd.                                        7,753   11,683        0.0%
    Stock Spirits Group P.L.C.                                 8,910   21,004        0.0%
    SuperGroup P.L.C.                                          2,900   51,703        0.0%
    Synthomer P.L.C.                                          19,135   97,474        0.1%
    T Clarke P.L.C.                                            3,989    4,897        0.0%
    TalkTalk Telecom Group P.L.C.                             23,918   93,640        0.1%
    Tate & Lyle P.L.C.                                        21,580  185,794        0.1%
    Ted Baker P.L.C.                                           3,437  119,761        0.1%
    Telecom Plus P.L.C.                                        4,485   61,094        0.0%
*   Thomas Cook Group P.L.C.                                  57,015   73,719        0.1%
    Topps Tiles P.L.C.                                        10,400   20,662        0.0%
    Tribal Group P.L.C.                                        1,493      981        0.0%
    Trinity Mirror P.L.C.                                     25,964   42,903        0.0%
    TT Electronics P.L.C.                                     10,027   22,724        0.0%
    Tullett Prebon P.L.C.                                     20,545  101,854        0.1%
*   Tullow Oil P.L.C.                                         51,803  212,872        0.2%
    U & I Group P.L.C.                                         5,838   16,975        0.0%
    UBM P.L.C.                                                24,041  200,302        0.1%
    UDG Healthcare P.L.C.                                     19,119  171,227        0.1%
    Ultra Electronics Holdings P.L.C.                          7,343  189,621        0.1%
    UNITE Group P.L.C. (The)                                  20,904  193,300        0.1%
*   Vectura Group P.L.C.                                      20,878   52,475        0.0%
    Vedanta Resources P.L.C.                                   8,318   51,328        0.0%
    Vesuvius P.L.C.                                           14,873   70,121        0.1%
    Victrex P.L.C.                                             5,898  120,930        0.1%
    Virgin Money Holdings UK P.L.C.                           13,210   70,628        0.1%
    Vitec Group P.L.C. (The)                                   2,000   15,970        0.0%
*   Volex P.L.C.                                               1,534      733        0.0%
    Volution Group P.L.C.                                      1,918    4,630        0.0%
    WH Smith P.L.C.                                            6,554  160,560        0.1%
    William Hill P.L.C.                                       53,746  246,066        0.2%
    Wilmington P.L.C.                                          6,879   25,723        0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES   VALUE++     ASSETS**
                                                              ------ ------------ ----------
UNITED KINGDOM -- (Continued)
*   Wincanton P.L.C.                                           5,790 $     14,183        0.0%
    Wireless Group P.L.C.                                      1,735        4,585        0.0%
*   Wizz Air Holdings P.L.C.                                     622       17,130        0.0%
    WS Atkins P.L.C.                                          11,499      224,383        0.2%
    Xaar P.L.C.                                               10,372       73,465        0.1%
*   Xchanging P.L.C.                                          11,978       33,099        0.0%
    XP Power, Ltd.                                               132        3,239        0.0%
    Zoopla Property Group P.L.C.                               3,105       13,392        0.0%
                                                                     ------------       ----
TOTAL UNITED KINGDOM                                                   23,023,782       16.3%
                                                                     ------------       ----
TOTAL COMMON STOCKS                                                   139,533,674       99.0%
                                                                     ------------       ----
PREFERRED STOCKS -- (0.3%)

GERMANY -- (0.3%)
#   Biotest AG                                                 1,086       19,731        0.0%
    Draegerwerk AG & Co. KGaA                                    315       20,932        0.0%
    Fuchs Petrolub SE                                          3,351      143,492        0.1%
    Jungheinrich AG                                            1,200      113,215        0.1%
    Sartorius AG                                                 451      111,452        0.1%
    Sixt SE                                                    1,265       55,409        0.0%
    STO SE & Co. KGaA                                             74        9,139        0.0%
                                                                     ------------       ----
TOTAL GERMANY                                                             473,370        0.3%
                                                                     ------------       ----
UNITED KINGDOM -- (0.0%)
    McBride                                                   78,000          114        0.0%
                                                                     ------------       ----
TOTAL PREFERRED STOCKS                                                    473,484        0.3%
                                                                     ------------       ----
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*   Alkane Resources, Ltd. Rights 5/23/16                      3,940           15        0.0%
*   Cudeco, Ltd. Rights 5/3/16                                 1,066           --        0.0%
                                                                     ------------       ----
TOTAL AUSTRALIA                                                                15        0.0%
                                                                     ------------       ----
AUSTRIA -- (0.0%)
#*  Intercell AG Rights                                        2,073           --        0.0%
                                                                     ------------       ----
BERMUDA -- (0.0%)
*   Grande Holdings, Ltd. (The) Rights 4/29/16                70,000           --        0.0%
                                                                     ------------       ----
GERMANY -- (0.0%)
#*  Manz AG Rights 5/19/16                                       281          306        0.0%
                                                                     ------------       ----
HONG KONG -- (0.0%)
*   Glorious Sun Enterprises, Ltd. Rights 5/9/16              24,000          278        0.0%
                                                                     ------------       ----
NORWAY -- (0.0%)
*   Norske Skog Rights 6/10/16                                 1,348           --        0.0%
                                                                     ------------       ----
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 4/24/20                     15,879        1,889        0.0%
                                                                     ------------       ----
SWEDEN -- (0.0%)
*   Hemfosa Fastigheter AB Rights 5/10/16                      7,103        2,565        0.0%
                                                                     ------------       ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

TOTAL RIGHTS/WARRANTS                                                            5,053        0.0%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                140,012,211
                                                                          ------------

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES      VALUE+     ASSETS**
                                                                --------- ------------ ----------
SECURITIES LENDING COLLATERAL -- (11.1%)
(S)@  DFA Short Term Investment Fund                            1,509,577 $ 17,465,804       12.4%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $156,177,791)                         $157,478,015      111.7%
                                                                          ============      =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                            -- $  9,905,175   --    $  9,905,175
     Austria                              --    1,948,730   --       1,948,730
     Belgium                              --    2,491,513   --       2,491,513
     Canada                      $11,965,842           86   --      11,965,928
     China                                --        5,951   --           5,951
     Denmark                              --    2,596,605   --       2,596,605
     Finland                              --    3,581,320   --       3,581,320
     France                               --    7,152,941   --       7,152,941
     Germany                              --    8,991,518   --       8,991,518
     Hong Kong                        24,739    4,439,508   --       4,464,247
     Ireland                              --      836,772   --         836,772
     Isle of Man                          --       10,623   --          10,623
     Israel                           10,800      943,950   --         954,750
     Italy                                --    5,520,366   --       5,520,366
     Japan                            91,678   31,112,284   --      31,203,962
     Netherlands                          --    2,951,496   --       2,951,496
     New Zealand                          --    2,086,684   --       2,086,684
     Norway                               --    1,318,112   --       1,318,112
     Portugal                             --      595,045   --         595,045
     Singapore                            --    1,996,455   --       1,996,455
     Spain                                --    3,133,523   --       3,133,523
     Sweden                           21,027    5,086,284   --       5,107,311
     Switzerland                     110,396    7,580,469   --       7,690,865
     United Kingdom                       --   23,023,782   --      23,023,782
  Preferred Stocks
     Germany                              --      473,370   --         473,370
     United Kingdom                       --          114   --             114
  Rights/Warrants
     Australia                            --           15   --              15
     Austria                              --           --   --              --
     Bermuda                              --           --   --              --
     Germany                              --          306   --             306
     Hong Kong                            --          278   --             278
     Norway                               --           --   --              --
     Singapore                            --        1,889   --           1,889
     Sweden                               --        2,565   --           2,565
  Securities Lending Collateral           --   17,465,804   --      17,465,804
                                 ----------- ------------   --    ------------
  TOTAL                          $12,224,482 $145,253,533   --    $157,478,015
                                 =========== ============   ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (90.5%)

Consumer Discretionary -- (22.1%)
    Advance Auto Parts, Inc.                                   12,842 $ 2,004,636        0.2%
*   Amazon.com, Inc.                                           41,513  27,381,560        2.9%
*   AMC Networks, Inc. Class A                                 11,859     773,563        0.1%
    Aramark                                                    63,200   2,117,832        0.2%
#*  Bed Bath & Beyond, Inc.                                    60,429   2,853,457        0.3%
    Brunswick Corp.                                             5,070     243,512        0.0%
#*  Burlington Stores, Inc.                                    18,235   1,038,848        0.1%
#*  CarMax, Inc.                                               30,192   1,598,666        0.2%
    Carter's, Inc.                                             14,996   1,599,623        0.2%
    CBS Corp. Class B                                          27,229   1,522,373        0.2%
#*  Chipotle Mexican Grill, Inc.                                1,512     636,507        0.1%
    Cinemark Holdings, Inc.                                    13,423     465,107        0.1%
#   Coach, Inc.                                                41,366   1,665,809        0.2%
#   Darden Restaurants, Inc.                                   43,928   2,734,518        0.3%
    Delphi Automotive P.L.C.                                   30,150   2,219,945        0.2%
    Dick's Sporting Goods, Inc.                                11,180     518,081        0.1%
#*  Discovery Communications, Inc. Class A                     10,017     273,564        0.0%
#*  Discovery Communications, Inc. Class C                     16,354     437,960        0.0%
*   DISH Network Corp. Class A                                 15,878     782,627        0.1%
    Dollar General Corp.                                       40,468   3,314,734        0.4%
#*  Dollar Tree, Inc.                                          22,938   1,828,388        0.2%
#   Dunkin' Brands Group, Inc.                                 22,671   1,054,202        0.1%
#   Foot Locker, Inc.                                          17,785   1,092,710        0.1%
#*  Fossil Group, Inc.                                         11,688     473,364        0.1%
#   Gap, Inc. (The)                                           121,240   2,810,343        0.3%
#   Genuine Parts Co.                                          21,654   2,078,134        0.2%
    H&R Block, Inc.                                            55,958   1,132,590        0.1%
    Hanesbrands, Inc.                                          47,194   1,370,042        0.1%
#   Harley-Davidson, Inc.                                      53,087   2,539,151        0.3%
#   Hasbro, Inc.                                               27,819   2,354,600        0.3%
    Home Depot, Inc. (The)                                    192,742  25,806,226        2.8%
    Interpublic Group of Cos., Inc. (The)                      95,677   2,194,830        0.2%
#   Las Vegas Sands Corp.                                      43,654   1,970,978        0.2%
    Leggett & Platt, Inc.                                      36,207   1,784,643        0.2%
#   Lions Gate Entertainment Corp.                              5,684     126,185        0.0%
    Lowe's Cos., Inc.                                         123,106   9,358,518        1.0%
*   Lululemon Athletica, Inc.                                   9,206     603,453        0.1%
    Macy's, Inc.                                               21,914     867,575        0.1%
    Mattel, Inc.                                               43,508   1,352,664        0.1%
    McDonald's Corp.                                          137,103  17,342,158        1.9%
#*  Michael Kors Holdings, Ltd.                                70,070   3,619,816        0.4%
    Newell Brands, Inc.                                        50,241   2,287,975        0.2%
    NIKE, Inc. Class B                                         59,436   3,503,158        0.4%
#   Nordstrom, Inc.                                            61,859   3,162,851        0.3%
*   NVR, Inc.                                                   1,251   2,078,274        0.2%
*   O'Reilly Automotive, Inc.                                  15,770   4,142,464        0.4%
#   Omnicom Group, Inc.                                        66,550   5,521,654        0.6%
#*  Panera Bread Co. Class A                                    6,439   1,381,101        0.1%
#   Polaris Industries, Inc.                                   16,066   1,572,540        0.2%
*   Priceline Group, Inc. (The)                                 2,754   3,700,440        0.4%
    Ross Stores, Inc.                                          63,156   3,585,998        0.4%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Discretionary -- (Continued)
#   Scripps Networks Interactive, Inc. Class A                 29,669 $  1,849,862        0.2%
*   ServiceMaster Global Holdings, Inc.                        58,850    2,255,132        0.2%
#*  Sirius XM Holdings, Inc.                                  118,880      469,576        0.1%
#   Six Flags Entertainment Corp.                              28,331    1,701,277        0.2%
    Starbucks Corp.                                           211,976   11,919,410        1.3%
    Starwood Hotels & Resorts Worldwide, Inc.                  34,263    2,805,454        0.3%
    Target Corp.                                               60,421    4,803,470        0.5%
*   Tempur Sealy International, Inc.                           13,366      810,915        0.1%
#   Tiffany & Co.                                              17,868    1,274,882        0.1%
    TJX Cos., Inc. (The)                                       92,455    7,009,938        0.8%
#   Tractor Supply Co.                                         18,451    1,746,572        0.2%
#*  TripAdvisor, Inc.                                           7,708      497,860        0.1%
    Twenty-First Century Fox, Inc. Class A                      3,751      113,505        0.0%
#*  Ulta Salon Cosmetics & Fragrance, Inc.                      5,086    1,059,312        0.1%
#*  Under Armour, Inc. Class A                                  4,196      184,372        0.0%
#*  Under Armour, Inc. Class C                                  4,196      171,197        0.0%
*   Urban Outfitters, Inc.                                     13,125      397,950        0.0%
    Vail Resorts, Inc.                                          8,087    1,048,399        0.1%
    VF Corp.                                                   18,530    1,168,317        0.1%
#   Viacom, Inc. Class A                                        2,427      106,618        0.0%
    Viacom, Inc. Class B                                       43,657    1,785,571        0.2%
    Walt Disney Co. (The)                                     107,926   11,144,439        1.2%
#   Williams-Sonoma, Inc.                                      20,148    1,184,299        0.1%
#   Wyndham Worldwide Corp.                                    40,061    2,842,328        0.3%
#   Wynn Resorts, Ltd.                                          1,795      158,499        0.0%
    Yum! Brands, Inc.                                          45,758    3,640,506        0.4%
                                                                      ------------       ----
Total Consumer Discretionary                                           229,029,607       24.5%
                                                                      ------------       ----
Consumer Staples -- (11.7%)
    Altria Group, Inc.                                        301,292   18,894,021        2.0%
#   Brown-Forman Corp. Class A                                  1,018      105,577        0.0%
#   Brown-Forman Corp. Class B                                 14,032    1,351,562        0.1%
#   Campbell Soup Co.                                          60,036    3,704,822        0.4%
#   Church & Dwight Co., Inc.                                  18,220    1,688,994        0.2%
#   Clorox Co. (The)                                           32,076    4,016,877        0.4%
    Coca-Cola Co. (The)                                       395,610   17,723,328        1.9%
    Coca-Cola Enterprises, Inc.                                84,166    4,417,032        0.5%
#   Colgate-Palmolive Co.                                      35,961    2,550,354        0.3%
    Costco Wholesale Corp.                                     40,367    5,979,564        0.6%
#   Coty, Inc. Class A                                         22,471      683,118        0.1%
    Dr Pepper Snapple Group, Inc.                              50,682    4,607,501        0.5%
    Estee Lauder Cos., Inc. (The) Class A                      16,560    1,587,607        0.2%
#   Flowers Foods, Inc.                                        26,026      498,658        0.1%
    General Mills, Inc.                                        75,858    4,653,130        0.5%
#   Hershey Co. (The)                                          14,324    1,333,708        0.1%
#   Hormel Foods Corp.                                         19,323      744,902        0.1%
    Kellogg Co.                                                21,431    1,646,115        0.2%
    Kimberly-Clark Corp.                                       33,093    4,142,913        0.4%
    Kroger Co. (The)                                          118,969    4,210,313        0.5%
#   McCormick & Co., Inc. Non-voting                           10,784    1,011,324        0.1%
    McCormick & Co., Inc. Voting                                  300       28,123        0.0%
    Mead Johnson Nutrition Co.                                 33,780    2,943,927        0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Consumer Staples -- (Continued)
    PepsiCo, Inc.                                             148,118 $ 15,250,229        1.6%
#*  Pilgrim's Pride Corp.                                      55,347    1,489,388        0.2%
    Reynolds American, Inc.                                    43,264    2,145,894        0.2%
*   Rite Aid Corp.                                            233,046    1,876,020        0.2%
#   Spectrum Brands Holdings, Inc.                              6,542      743,171        0.1%
#*  Sprouts Farmers Market, Inc.                               18,645      523,365        0.1%
    Sysco Corp.                                                42,909    1,976,818        0.2%
    Wal-Mart Stores, Inc.                                     103,332    6,909,811        0.7%
#*  WhiteWave Foods Co. (The)                                  10,591      425,864        0.0%
#   Whole Foods Market, Inc.                                   32,413      942,570        0.1%
                                                                      ------------       ----
Total Consumer Staples                                                 120,806,600       12.9%
                                                                      ------------       ----
Energy -- (0.1%)
#   ONEOK, Inc.                                                36,327    1,313,221        0.1%
                                                                      ------------       ----
Financials -- (2.3%)
*   Affiliated Managers Group, Inc.                               454       77,325        0.0%
*   Altisource Portfolio Solutions SA                             749       23,436        0.0%
    American Express Co.                                       76,244    4,988,645        0.5%
    Aon P.L.C.                                                 19,125    2,010,420        0.2%
#   CBOE Holdings, Inc.                                        26,177    1,621,927        0.2%
*   CBRE Group, Inc. Class A                                   53,681    1,590,568        0.2%
#*  Credit Acceptance Corp.                                     3,718      729,732        0.1%
#   Eaton Vance Corp.                                          23,499      811,420        0.1%
    Erie Indemnity Co. Class A                                 14,907    1,407,072        0.2%
#   FactSet Research Systems, Inc.                             12,048    1,816,236        0.2%
    MarketAxess Holdings, Inc.                                  3,381      415,052        0.0%
    Marsh & McLennan Cos., Inc.                                33,970    2,145,206        0.2%
    S&P Global, Inc.                                           30,212    3,228,152        0.3%
    SEI Investments Co.                                        15,610      750,529        0.1%
    T Rowe Price Group, Inc.                                   23,705    1,784,749        0.2%
#   TD Ameritrade Holding Corp.                                 4,684      139,724        0.0%
                                                                      ------------       ----
Total Financials                                                        23,540,193        2.5%
                                                                      ------------       ----
Health Care -- (11.6%)
    Abbott Laboratories                                         1,464       56,950        0.0%
    AbbVie, Inc.                                              236,408   14,420,888        1.5%
    AmerisourceBergen Corp.                                     5,611      477,496        0.1%
    Amgen, Inc.                                                73,765   11,676,999        1.2%
    Baxalta, Inc.                                              46,952    1,969,636        0.2%
    Baxter International, Inc.                                 28,152    1,244,881        0.1%
*   Biogen, Inc.                                               31,152    8,566,488        0.9%
    Cardinal Health, Inc.                                      36,841    2,890,545        0.3%
*   Celgene Corp.                                              52,178    5,395,727        0.6%
*   Centene Corp.                                              39,215    2,429,761        0.3%
*   Cerner Corp.                                               15,950      895,433        0.1%
    CR Bard, Inc.                                              10,754    2,281,676        0.2%
*   DaVita HealthCare Partners, Inc.                              182       13,450        0.0%
*   Edwards Lifesciences Corp.                                 35,940    3,817,187        0.4%
    Eli Lilly & Co.                                             2,020      152,571        0.0%
    Gilead Sciences, Inc.                                     210,980   18,610,546        2.0%
    HealthSouth Corp.                                          22,702      941,225        0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Health Care -- (Continued)
#*  Illumina, Inc.                                              5,040 $    680,350        0.1%
#*  Incyte Corp.                                                5,791      418,515        0.0%
    Johnson & Johnson                                         231,347   25,929,372        2.8%
    McKesson Corp.                                             27,184    4,562,019        0.5%
*   Medivation, Inc.                                           22,276    1,287,553        0.1%
*   Mettler-Toledo International, Inc.                          7,111    2,545,382        0.3%
*   Mylan NV                                                   19,191      800,457        0.1%
*   Regeneron Pharmaceuticals, Inc.                             2,555      962,494        0.1%
#   ResMed, Inc.                                               14,747      822,883        0.1%
*   Taro Pharmaceutical Industries, Ltd.                        3,871      540,933        0.1%
#*  Team Health Holdings, Inc.                                 11,942      499,534        0.1%
#*  United Therapeutics Corp.                                   8,923      938,700        0.1%
#*  Varian Medical Systems, Inc.                               15,137    1,228,822        0.1%
    Zoetis, Inc.                                               63,890    3,004,747        0.3%
                                                                      ------------       ----
Total Health Care                                                      120,063,220       12.8%
                                                                      ------------       ----
Industrials -- (14.4%)
    3M Co.                                                     92,175   15,428,251        1.7%
    Allegion P.L.C.                                               380       24,871        0.0%
    Allison Transmission Holdings, Inc.                        15,723      452,980        0.1%
#   American Airlines Group, Inc.                             102,217    3,545,908        0.4%
    AO Smith Corp.                                             11,194      864,401        0.1%
#   B/E Aerospace, Inc.                                        32,550    1,582,906        0.2%
#   Boeing Co. (The)                                           98,585   13,289,258        1.4%
    BWX Technologies, Inc.                                      4,857      162,175        0.0%
#   CH Robinson Worldwide, Inc.                                37,745    2,678,763        0.3%
#   Cintas Corp.                                               23,588    2,117,731        0.2%
#*  Copart, Inc.                                               25,717    1,101,716        0.1%
#   Deere & Co.                                                38,496    3,237,899        0.4%
    Delta Air Lines, Inc.                                     140,166    5,840,717        0.6%
#   Donaldson Co., Inc.                                        30,468      995,694        0.1%
    Emerson Electric Co.                                       82,618    4,513,421        0.5%
    Equifax, Inc.                                              24,359    2,929,170        0.3%
#   Expeditors International of Washington, Inc.               36,614    1,816,421        0.2%
#   Fastenal Co.                                               61,780    2,890,686        0.3%
#   Flowserve Corp.                                            24,236    1,182,959        0.1%
    General Dynamics Corp.                                     22,845    3,210,179        0.3%
#   Graco, Inc.                                                 5,141      403,003        0.0%
*   HD Supply Holdings, Inc.                                    6,713      230,122        0.0%
#   Hexcel Corp.                                                9,467      428,571        0.1%
    Honeywell International, Inc.                              67,843    7,752,420        0.8%
    Hubbell, Inc.                                                 200       21,152        0.0%
    Huntington Ingalls Industries, Inc.                        16,154    2,338,615        0.3%
    IDEX Corp.                                                  8,470      693,693        0.1%
    Illinois Tool Works, Inc.                                  30,273    3,164,134        0.3%
    JB Hunt Transport Services, Inc.                           35,889    2,974,480        0.3%
#   Lennox International, Inc.                                 15,076    2,034,506        0.2%
#   Lincoln Electric Holdings, Inc.                             2,198      137,749        0.0%
    Lockheed Martin Corp.                                      42,014    9,763,213        1.0%
    Masco Corp.                                                59,092    1,814,715        0.2%
    MSC Industrial Direct Co., Inc. Class A                     1,904      147,560        0.0%
#   Nordson Corp.                                              13,883    1,065,243        0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Industrials -- (Continued)
    Northrop Grumman Corp.                                     21,179 $  4,368,381        0.5%
#*  Old Dominion Freight Line, Inc.                             7,755      512,218        0.1%
    Parker-Hannifin Corp.                                       1,353      156,975        0.0%
#   Pitney Bowes, Inc.                                         42,481      890,827        0.1%
    Raytheon Co.                                               24,116    3,047,057        0.3%
    Robert Half International, Inc.                            41,678    1,596,684        0.2%
#   Rockwell Automation, Inc.                                  29,862    3,388,441        0.4%
#   Rockwell Collins, Inc.                                     33,342    2,940,431        0.3%
#   Rollins, Inc.                                              33,797      908,125        0.1%
#*  Sensata Technologies Holding NV                            11,511      433,619        0.1%
    Snap-on, Inc.                                               7,946    1,265,639        0.1%
    Toro Co. (The)                                             13,806    1,193,529        0.1%
*   United Continental Holdings, Inc.                           8,898      407,617        0.0%
    United Parcel Service, Inc. Class B                        99,975   10,504,373        1.1%
    United Technologies Corp.                                  22,496    2,347,907        0.3%
#*  USG Corp.                                                     149        4,024        0.0%
*   Verisk Analytics, Inc.                                     30,455    2,362,699        0.3%
*   WABCO Holdings, Inc.                                       11,679    1,309,917        0.1%
#   Wabtec Corp.                                               12,722    1,055,035        0.1%
    Waste Management, Inc.                                     53,795    3,162,608        0.3%
#   Watsco, Inc.                                                4,791      644,246        0.1%
#   WW Grainger, Inc.                                          26,940    6,317,969        0.7%
                                                                      ------------       ----
Total Industrials                                                      149,653,603       16.0%
                                                                      ------------       ----
Information Technology -- (20.5%)
    Accenture P.L.C. Class A                                   87,652    9,897,664        1.1%
*   Alliance Data Systems Corp.                                17,340    3,525,395        0.4%
#   Amphenol Corp. Class A                                     33,010    1,842,948        0.2%
    Apple, Inc.                                               341,933   32,052,799        3.4%
    Automatic Data Processing, Inc.                            37,301    3,298,901        0.4%
#   Booz Allen Hamilton Holding Corp.                          48,828    1,346,188        0.1%
    Broadcom, Ltd.                                             16,599    2,419,304        0.3%
    Broadridge Financial Solutions, Inc.                       24,843    1,486,605        0.2%
    CDK Global, Inc.                                           22,546    1,072,513        0.1%
#   CDW Corp.                                                  91,550    3,524,675        0.4%
*   Citrix Systems, Inc.                                       20,441    1,672,891        0.2%
*   CommScope Holding Co., Inc.                                 3,076       93,541        0.0%
    CSRA, Inc.                                                  3,800       98,648        0.0%
    DST Systems, Inc.                                           1,094      132,024        0.0%
*   eBay, Inc.                                                 88,930    2,172,560        0.2%
*   Electronic Arts, Inc.                                      10,565      653,445        0.1%
*   Euronet Worldwide, Inc.                                       600       46,260        0.0%
#*  F5 Networks, Inc.                                          17,934    1,878,587        0.2%
*   Fiserv, Inc.                                               48,037    4,694,176        0.5%
*   Genpact, Ltd.                                              32,705      912,143        0.1%
    Global Payments, Inc.                                      28,534    2,059,584        0.2%
#   Harris Corp.                                               28,307    2,264,843        0.2%
    International Business Machines Corp.                     141,837   20,699,692        2.2%
    Intuit, Inc.                                               28,748    2,900,386        0.3%
#*  IPG Photonics Corp.                                         3,529      305,858        0.0%
    Jack Henry & Associates, Inc.                              26,014    2,107,914        0.2%
*   Keysight Technologies, Inc.                                55,283    1,441,781        0.2%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                                     OF NET
                                                              SHARES     VALUE+     ASSETS**
                                                              ------- ------------ ----------
Information Technology -- (Continued)
    KLA-Tencor Corp.                                           37,991 $  2,657,091        0.3%
    Linear Technology Corp.                                    58,682    2,610,175        0.3%
*   Manhattan Associates, Inc.                                 28,784    1,742,583        0.2%
    MasterCard, Inc. Class A                                  141,756   13,748,915        1.5%
    MAXIMUS, Inc.                                               8,966      474,301        0.1%
    Microsoft Corp.                                           702,587   35,038,014        3.7%
*   NCR Corp.                                                   2,122       61,729        0.0%
#   NetApp, Inc.                                                1,624       38,391        0.0%
    Oracle Corp.                                              299,563   11,940,581        1.3%
#   Paychex, Inc.                                              62,724    3,269,175        0.3%
#*  Rackspace Hosting, Inc.                                    12,946      296,075        0.0%
    Sabre Corp.                                                55,966    1,620,216        0.2%
#   Seagate Technology P.L.C.                                 104,933    2,284,391        0.2%
#   Skyworks Solutions, Inc.                                   27,582    1,843,029        0.2%
#*  Teradata Corp.                                             11,680      295,504        0.0%
    Texas Instruments, Inc.                                   142,305    8,117,077        0.9%
    Total System Services, Inc.                                16,340      835,628        0.1%
*   Vantiv, Inc. Class A                                       37,443    2,042,141        0.2%
#   Visa, Inc. Class A                                        194,119   14,993,752        1.6%
#   Western Union Co. (The)                                   192,884    3,857,680        0.4%
                                                                      ------------       ----
Total Information Technology                                           212,367,773       22.7%
                                                                      ------------       ----
Materials -- (4.8%)
    Air Products & Chemicals, Inc.                             14,746    2,151,294        0.2%
#   AptarGroup, Inc.                                           10,464      795,264        0.1%
    Avery Dennison Corp.                                       33,999    2,468,667        0.3%
*   Axalta Coating Systems, Ltd.                               54,226    1,543,814        0.2%
    Ball Corp.                                                 25,173    1,796,849        0.2%
    Bemis Co., Inc.                                               800       40,144        0.0%
    Celanese Corp. Series A                                     6,078      429,715        0.0%
*   Crown Holdings, Inc.                                       34,906    1,848,622        0.2%
#   Ecolab, Inc.                                               19,353    2,225,208        0.2%
    EI du Pont de Nemours & Co.                                54,900    3,618,459        0.4%
#*  GCP Applied Technologies, Inc.                              4,742      104,940        0.0%
    Graphic Packaging Holding Co.                              55,042      730,958        0.1%
#   International Flavors & Fragrances, Inc.                    9,191    1,098,049        0.1%
    LyondellBasell Industries NV Class A                       66,145    5,468,207        0.6%
    Monsanto Co.                                               46,463    4,352,654        0.5%
#   NewMarket Corp.                                             2,970    1,205,998        0.1%
    Packaging Corp. of America                                 22,408    1,453,831        0.2%
    PPG Industries, Inc.                                       23,781    2,625,185        0.3%
    Praxair, Inc.                                              47,138    5,536,829        0.6%
    RPM International, Inc.                                    26,900    1,359,257        0.1%
    Scotts Miracle-Gro Co. (The) Class A                       15,670    1,109,123        0.1%
    Sealed Air Corp.                                           43,286    2,050,025        0.2%
    Sherwin-Williams Co. (The)                                  9,285    2,667,673        0.3%
#   Southern Copper Corp.                                      17,694      524,981        0.1%
#   Valspar Corp. (The)                                        21,896    2,336,084        0.2%
*   WR Grace & Co.                                              2,795      214,321        0.0%
                                                                      ------------       ----
Total Materials                                                         49,756,151        5.3%
                                                                      ------------       ----

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                               SHARES       VALUE+      ASSETS**
                                                              --------- -------------- ----------
Telecommunication Services -- (3.0%)
    Verizon Communications, Inc.                                615,613 $   31,359,326        3.3%
                                                                        --------------      -----
TOTAL COMMON STOCKS                                                        937,889,694      100.1%
                                                                        --------------      -----
TOTAL INVESTMENT SECURITIES                                                937,889,694
                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.455%        2,635,728      2,635,728        0.3%
                                                                        --------------      -----
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@ DFA Short Term Investment Fund                           8,323,840     96,306,828       10.3%
                                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $952,758,259)                       $1,036,832,250      110.7%
                                                                        ==============      =====

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                  LEVEL 1      LEVEL 2   LEVEL 3     TOTAL
                                ------------ ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $229,029,607          --   --    $  229,029,607
   Consumer Staples              120,806,600          --   --       120,806,600
   Energy                          1,313,221          --   --         1,313,221
   Financials                     23,540,193          --   --        23,540,193
   Health Care                   120,063,220          --   --       120,063,220
   Industrials                   149,653,603          --   --       149,653,603
   Information Technology        212,367,773          --   --       212,367,773
   Materials                      49,756,151          --   --        49,756,151
   Telecommunication Services     31,359,326          --   --        31,359,326
Temporary Cash Investments         2,635,728          --   --         2,635,728
Securities Lending Collateral             -- $96,306,828   --        96,306,828
                                ------------ -----------   --    --------------
TOTAL                           $940,525,422 $96,306,828   --    $1,036,832,250
                                ============ ===========   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
COMMON STOCKS -- (82.7%)

Consumer Discretionary -- (21.5%)
*   1-800-Flowers.com, Inc. Class A                           14,429 $  113,268        0.0%
*   American Axle & Manufacturing Holdings, Inc.              30,616    474,854        0.2%
#   American Eagle Outfitters, Inc.                           81,308  1,163,517        0.5%
*   Asbury Automotive Group, Inc.                             11,003    667,002        0.3%
#   Big Lots, Inc.                                            22,179  1,017,129        0.4%
*   BJ's Restaurants, Inc.                                    14,382    641,437        0.3%
    Bloomin' Brands, Inc.                                     50,535    945,005        0.4%
    Blue Nile, Inc.                                            6,465    166,668        0.1%
    Bob Evans Farms, Inc.                                     11,798    537,281        0.2%
*   Bravo Brio Restaurant Group, Inc.                          6,912     50,941        0.0%
*   Bright Horizons Family Solutions, Inc.                    10,297    675,689        0.3%
#   Buckle, Inc. (The)                                        12,177    352,402        0.1%
#*  Buffalo Wild Wings, Inc.                                   3,719    497,082        0.2%
*   Build-A-Bear Workshop, Inc.                                6,200     81,654        0.0%
#   Cable One, Inc.                                            2,600  1,193,296        0.5%
#   CalAtlantic Group, Inc.                                    6,425    207,977        0.1%
    Caleres, Inc.                                             18,737    472,360        0.2%
    Capella Education Co.                                      5,295    292,866        0.1%
*   Carrols Restaurant Group, Inc.                            21,570    300,039        0.1%
    Cato Corp. (The) Class A                                  12,064    441,422        0.2%
*   Cavco Industries, Inc.                                     4,058    355,846        0.1%
    Cheesecake Factory, Inc. (The)                            21,621  1,102,887        0.4%
*   Cherokee, Inc.                                             4,207     65,797        0.0%
#   Chico's FAS, Inc.                                         56,666    714,558        0.3%
#   Children's Place, Inc. (The)                               8,021    624,916        0.2%
    Churchill Downs, Inc.                                      1,765    236,828        0.1%
#*  Chuy's Holdings, Inc.                                      5,014    153,128        0.1%
    ClubCorp Holdings, Inc.                                   15,900    212,265        0.1%
    Collectors Universe, Inc.                                  4,410     76,690        0.0%
    Cooper Tire & Rubber Co.                                  20,424    705,445        0.3%
*   Cooper-Standard Holding, Inc.                              6,369    491,114        0.2%
#   Core-Mark Holding Co., Inc.                                9,266    756,662        0.3%
*   Crown Media Holdings, Inc. Class A                        49,166    249,272        0.1%
    CST Brands, Inc.                                          34,007  1,284,444        0.5%
    Culp, Inc.                                                 3,972    104,225        0.0%
#   Dana Holding Corp.                                        20,037    259,078        0.1%
#*  Dave & Buster's Entertainment, Inc.                       17,614    681,662        0.3%
#*  Deckers Outdoor Corp.                                      7,285    421,146        0.2%
*   Denny's Corp.                                             18,285    180,839        0.1%
*   Destination XL Group, Inc.                                23,200    124,584        0.1%
#*  Diamond Resorts International, Inc.                       24,396    517,439        0.2%
    DineEquity, Inc.                                           8,628    742,008        0.3%
*   Dorman Products, Inc.                                      9,895    532,252        0.2%
    Drew Industries, Inc.                                     12,617    817,960        0.3%
    DSW, Inc. Class A                                         26,523    651,670        0.3%
*   El Pollo Loco Holdings, Inc.                                 488      6,437        0.0%
    Entravision Communications Corp. Class A                  38,155    303,332        0.1%
#   Ethan Allen Interiors, Inc.                               14,328    487,725        0.2%
*   Express, Inc.                                             47,012    854,678        0.3%
*   Fiesta Restaurant Group, Inc.                             18,656    599,044        0.2%
#*  Five Below, Inc.                                          23,933    998,006        0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Consumer Discretionary -- (Continued)
*   Fox Factory Holding Corp.                                 20,609 $  356,742        0.1%
*   Francesca's Holdings Corp.                                23,366    387,876        0.2%
*   G-III Apparel Group, Ltd.                                 12,429    562,412        0.2%
*   Gentherm, Inc.                                            21,414    786,750        0.3%
*   Grand Canyon Education, Inc.                              20,100    878,973        0.3%
*   Helen of Troy, Ltd.                                       12,766  1,270,600        0.5%
#*  Hibbett Sports, Inc.                                       7,800    281,580        0.1%
    Hooker Furniture Corp.                                     4,449    110,335        0.0%
*   Horizon Global Corp.                                       9,954    122,136        0.1%
    HSN, Inc.                                                 23,476  1,244,932        0.5%
#*  Ignite Restaurant Group, Inc.                                294        976        0.0%
*   Installed Building Products, Inc.                         10,637    282,731        0.1%
#   Interval Leisure Group, Inc.                              19,405    273,999        0.1%
#*  iRobot Corp.                                               5,609    209,664        0.1%
    Jack in the Box, Inc.                                     12,014    811,546        0.3%
#*  Jamba, Inc.                                                6,285     81,642        0.0%
    John Wiley & Sons, Inc. Class A                            7,474    370,636        0.1%
*   Kate Spade & Co.                                          44,965  1,156,949        0.5%
    Kirkland's, Inc.                                           5,823     95,614        0.0%
*   Krispy Kreme Doughnuts, Inc.                              37,193    647,530        0.3%
    La-Z-Boy, Inc.                                            20,349    526,429        0.2%
    Libbey, Inc.                                               9,883    183,824        0.1%
    Liberty Tax, Inc.                                            750      8,963        0.0%
#   Lithia Motors, Inc. Class A                                9,426    782,547        0.3%
*   Malibu Boats, Inc. Class A                                 2,073     36,485        0.0%
    Marine Products Corp.                                      5,277     43,219        0.0%
    Marriott Vacations Worldwide Corp.                         1,200     75,168        0.0%
#*  Mattress Firm Holding Corp.                                4,220    164,664        0.1%
#   Monro Muffler Brake, Inc.                                 14,160    980,155        0.4%
*   Motorcar Parts of America, Inc.                            5,864    188,058        0.1%
*   Murphy USA, Inc.                                          17,701  1,016,391        0.4%
*   Nathan's Famous, Inc.                                        430     19,139        0.0%
*   Nautilus, Inc.                                            18,538    327,010        0.1%
#   New York Times Co. (The) Class A                          65,645    841,569        0.3%
#   Nexstar Broadcasting Group, Inc. Class A                  10,961    562,628        0.2%
    Nutrisystem, Inc.                                         16,688    367,470        0.1%
#   Outerwall, Inc.                                            4,206    173,750        0.1%
*   Overstock.com, Inc.                                        5,493     80,143        0.0%
    Oxford Industries, Inc.                                    6,264    416,055        0.2%
#   Papa John's International, Inc.                           13,857    784,168        0.3%
#   PetMed Express, Inc.                                       1,588     29,060        0.0%
    Pool Corp.                                                10,517    919,291        0.4%
*   Popeyes Louisiana Kitchen, Inc.                           12,988    698,235        0.3%
*   Potbelly Corp.                                             6,346     90,431        0.0%
*   Reading International, Inc. Class A                        9,131    118,429        0.0%
*   Red Robin Gourmet Burgers, Inc.                            7,477    484,958        0.2%
#*  Restoration Hardware Holdings, Inc.                        2,747    118,863        0.1%
    Ruth's Hospitality Group, Inc.                            20,041    318,251        0.1%
#   SeaWorld Entertainment, Inc.                              40,932    815,775        0.3%
*   Select Comfort Corp.                                      28,620    706,342        0.3%
#*  Shutterfly, Inc.                                          16,536    760,325        0.3%
#   Sinclair Broadcast Group, Inc. Class A                    30,075    964,505        0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Discretionary -- (Continued)
#*  Skechers U.S.A., Inc. Class A                               4,261 $   140,826        0.1%
*   Smith & Wesson Holding Corp.                               28,048     612,288        0.2%
    Sonic Corp.                                                23,995     824,708        0.3%
#   Sotheby's                                                  19,932     542,948        0.2%
    Standard Motor Products, Inc.                               5,262     186,854        0.1%
*   Starz Class A                                              19,676     535,384        0.2%
    Stein Mart, Inc.                                           21,078     152,605        0.1%
*   Steven Madden, Ltd.                                        28,434     995,474        0.4%
*   Stoneridge, Inc.                                           13,198     188,203        0.1%
#*  Strayer Education, Inc.                                     4,629     229,784        0.1%
    Sturm Ruger & Co., Inc.                                    11,210     717,776        0.3%
    Superior Uniform Group, Inc.                                6,400     121,728        0.1%
    Tailored Brands, Inc.                                      15,682     273,180        0.1%
*   Taylor Morrison Home Corp. Class A                          2,905      41,832        0.0%
*   Tenneco, Inc.                                              25,749   1,372,422        0.5%
#   Texas Roadhouse, Inc.                                      31,704   1,290,987        0.5%
    Thor Industries, Inc.                                      23,758   1,520,987        0.6%
*   Tile Shop Holdings, Inc.                                   13,943     248,743        0.1%
    Tower International, Inc.                                  12,678     290,960        0.1%
#*  Tumi Holdings, Inc.                                        22,629     603,742        0.2%
#   Tupperware Brands Corp.                                    22,705   1,318,479        0.5%
*   Universal Electronics, Inc.                                 8,226     546,289        0.2%
*   US Auto Parts Network, Inc.                                 4,700      15,228        0.0%
    Vail Resorts, Inc.                                          4,866     630,828        0.3%
*   Vera Bradley, Inc.                                         18,661     327,314        0.1%
*   Vince Holding Corp.                                        20,823     128,686        0.1%
    Visteon Corp.                                              17,539   1,397,332        0.5%
#*  Vitamin Shoppe, Inc.                                        2,386      65,305        0.0%
    Wendy's Co. (The)                                         121,664   1,321,271        0.5%
    Winmark Corp.                                               1,277     121,570        0.1%
#   Winnebago Industries, Inc.                                 13,257     286,881        0.1%
#   World Wrestling Entertainment, Inc. Class A                 1,300      21,632        0.0%
*   Zagg, Inc.                                                 10,578      84,730        0.0%
#*  Zumiez, Inc.                                                3,082      51,716        0.0%
                                                                      -----------       ----
Total Consumer Discretionary                                           66,348,441       26.0%
                                                                      -----------       ----
Consumer Staples -- (3.9%)
    Alico, Inc.                                                 1,096      31,685        0.0%
#   B&G Foods, Inc.                                            27,084   1,116,132        0.4%
*   Boston Beer Co., Inc. (The) Class A                         3,370     525,990        0.2%
#   Cal-Maine Foods, Inc.                                      19,265     977,891        0.4%
    Calavo Growers, Inc.                                       10,454     597,655        0.2%
#*  Chefs' Warehouse, Inc. (The)                               10,831     208,713        0.1%
#   Coca-Cola Bottling Co. Consolidated                         3,207     511,100        0.2%
#   Dean Foods Co.                                             41,516     715,321        0.3%
*   Farmer Brothers Co.                                         4,313     130,296        0.1%
    Inter Parfums, Inc.                                        12,145     371,880        0.1%
    J&J Snack Foods Corp.                                       9,167     927,059        0.3%
    John B. Sanfilippo & Son, Inc.                              3,348     185,245        0.1%
#   Lancaster Colony Corp.                                     12,376   1,441,804        0.6%
    Medifast, Inc.                                              7,158     225,692        0.1%
#   MGP Ingredients, Inc.                                       9,891     261,320        0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE+     ASSETS**
                                                              ------- ----------- ----------
Consumer Staples -- (Continued)
*   National Beverage Corp.                                    14,615 $   683,105        0.3%
#*  Natural Grocers by Vitamin Cottage, Inc.                    4,629      61,843        0.0%
    Oil-Dri Corp. of America                                    2,325      77,562        0.0%
#   Orchids Paper Products Co.                                  1,200      36,804        0.0%
#   PriceSmart, Inc.                                           10,878     941,382        0.4%
*   Primo Water Corp.                                          13,652     150,172        0.1%
    Rocky Mountain Chocolate Factory, Inc.                      2,500      25,225        0.0%
    Sanderson Farms, Inc.                                       3,378     309,898        0.1%
    Snyder's-Lance, Inc.                                          571      18,255        0.0%
    United-Guardian, Inc.                                         564      10,152        0.0%
#   Vector Group, Ltd.                                         21,515     464,724        0.2%
    WD-40 Co.                                                   9,518     973,691        0.4%
                                                                      -----------        ---
Total Consumer Staples                                                 11,980,596        4.7%
                                                                      -----------        ---
Energy -- (1.3%)
*   Carrizo Oil & Gas, Inc.                                    18,000     636,660        0.2%
    Evolution Petroleum Corp.                                   5,600      31,024        0.0%
*   Fairmount Santrol Holdings, Inc.                           34,230     136,920        0.1%
#*  Gastar Exploration, Inc.                                   13,440      26,746        0.0%
#*  Isramco, Inc.                                                 192      17,889        0.0%
#*  Matador Resources Co.                                       3,058      65,900        0.0%
*   Memorial Resource Development Corp.                        31,156     407,520        0.2%
#   Panhandle Oil and Gas, Inc. Class A                           698      13,185        0.0%
*   Par Pacific Holdings, Inc.                                  5,453     104,207        0.0%
*   Parsley Energy, Inc. Class A                               46,208   1,082,191        0.4%
#   RPC, Inc.                                                  63,969     967,211        0.4%
#*  Synergy Resources Corp.                                     4,557      32,902        0.0%
#   Teekay Corp.                                                  319       3,573        0.0%
*   TETRA Technologies, Inc.                                   33,200     239,040        0.1%
#   US Silica Holdings, Inc.                                   16,970     433,583        0.2%
                                                                      -----------        ---
Total Energy                                                            4,198,551        1.6%
                                                                      -----------        ---
Financials -- (6.2%)
    A-Mark Precious Metals, Inc.                                2,883      59,044        0.0%
#*  Altisource Portfolio Solutions SA                           6,549     204,918        0.1%
    Ameris Bancorp                                              3,450     108,330        0.0%
    AMERISAFE, Inc.                                            10,302     555,072        0.2%
#   Artisan Partners Asset Management, Inc. Class A            16,951     547,687        0.2%
*   Associated Capital Group, Inc. Class A                      1,484      45,217        0.0%
#   Bank of Hawaii Corp.                                       19,461   1,331,327        0.5%
    Banner Corp.                                               11,161     477,468        0.2%
    BGC Partners, Inc. Class A                                103,822     942,704        0.4%
#*  BofI Holding, Inc.                                         12,261     249,757        0.1%
    CKX Lands, Inc.                                               892      10,396        0.0%
    Cohen & Steers, Inc.                                       18,331     719,858        0.3%
#*  Credit Acceptance Corp.                                     2,101     412,363        0.1%
    Diamond Hill Investment Group, Inc.                         1,541     270,076        0.1%
#*  Eagle Bancorp, Inc.                                         8,734     442,814        0.2%
#*  eHealth, Inc.                                               1,006      11,257        0.0%
    Evercore Partners, Inc. Class A                            17,136     884,903        0.3%
    Federated Investors, Inc. Class B                          46,942   1,483,367        0.6%
    First Cash Financial Services, Inc.                        15,686     717,321        0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Financials -- (Continued)
#   Greenhill & Co., Inc.                                      4,864 $   107,105        0.0%
    Hennessy Advisors, Inc.                                    1,573      48,370        0.0%
    HFF, Inc. Class A                                         21,317     678,520        0.3%
    Home BancShares, Inc.                                     28,381   1,220,099        0.5%
#   Interactive Brokers Group, Inc. Class A                   28,368   1,077,984        0.4%
    Kennedy-Wilson Holdings, Inc.                             46,548   1,005,902        0.4%
    Manning & Napier, Inc.                                     7,558      64,621        0.0%
*   Marcus & Millichap, Inc.                                   8,752     219,500        0.1%
#   Moelis & Co. Class A                                      12,588     353,849        0.1%
    Morningstar, Inc.                                          1,636     136,115        0.1%
#   NorthStar Asset Management Group, Inc.                    38,753     482,087        0.2%
    OM Asset Management PLC                                    4,897      65,718        0.0%
*   PennyMac Financial Services, Inc. Class A                    542       6,905        0.0%
    Pinnacle Financial Partners, Inc.                          1,183      58,168        0.0%
    Pzena Investment Management, Inc. Class A                  2,300      20,838        0.0%
#   RE/MAX Holdings, Inc. Class A                              6,849     252,043        0.1%
#   RLI Corp.                                                 19,637   1,221,029        0.5%
#   ServisFirst Bancshares, Inc.                              10,590     521,875        0.2%
    Silvercrest Asset Management Group, Inc. Class A           4,500      58,680        0.0%
    Simmons First National Corp. Class A                       4,918     229,671        0.1%
    Stock Yards Bancorp, Inc.                                  5,276     213,361        0.1%
*   Texas Capital Bancshares, Inc.                             2,935     134,482        0.1%
    Universal Insurance Holdings, Inc.                        16,590     292,150        0.1%
    Value Line, Inc.                                             138       2,262        0.0%
    Virtus Investment Partners, Inc.                             134      10,481        0.0%
    West BanCorp, Inc.                                         7,128     132,937        0.1%
#   Westamerica Bancorporation                                 5,059     246,475        0.1%
    Westwood Holdings Group, Inc.                              3,346     192,562        0.1%
#   WisdomTree Investments, Inc.                              48,561     528,829        0.2%
    Yadkin Financial Corp.                                     7,440     186,149        0.1%
                                                                     -----------        ---
Total Financials                                                      19,242,646        7.5%
                                                                     -----------        ---
Health Care -- (9.8%)
    Aceto Corp.                                               10,359     232,352        0.1%
*   Addus HomeCare Corp.                                         544      10,064        0.0%
#*  Adeptus Health, Inc. Class A                               1,747     119,006        0.1%
#*  Air Methods Corp.                                         18,540     685,609        0.3%
#*  Akorn, Inc.                                                1,823      46,395        0.0%
*   AMN Healthcare Services, Inc.                             20,082     713,112        0.3%
*   Amsurg Corp.                                               4,173     337,930        0.1%
#*  Anika Therapeutics, Inc.                                   7,767     354,641        0.1%
    Atrion Corp.                                                 747     296,783        0.1%
*   BioSpecifics Technologies Corp.                            3,094     110,023        0.0%
*   BioTelemetry, Inc.                                        16,343     257,075        0.1%
    Bruker Corp.                                                 300       8,490        0.0%
*   Cambrex Corp.                                             20,103     969,769        0.4%
    Cantel Medical Corp.                                      18,818   1,260,618        0.5%
#*  Capital Senior Living Corp.                               16,145     323,869        0.1%
*   Catalent, Inc.                                            26,442     780,832        0.3%
*   Charles River Laboratories International, Inc.             9,288     736,260        0.3%
#   Chemed Corp.                                               7,493     972,441        0.4%
*   Civitas Solutions, Inc.                                      909      18,216        0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Health Care -- (Continued)
#   Computer Programs & Systems, Inc.                          3,368 $  172,879        0.1%
*   Concert Pharmaceuticals, Inc.                                783     10,915        0.0%
*   Corvel Corp.                                              10,754    486,081        0.2%
*   Cross Country Healthcare, Inc.                             6,165     76,631        0.0%
*   Cynosure, Inc. Class A                                     9,854    482,255        0.2%
#*  Depomed, Inc.                                             19,997    347,548        0.1%
*   Electromed, Inc.                                           4,643     21,311        0.0%
*   Emergent Biosolutions, Inc.                               19,389    746,864        0.3%
    Ensign Group, Inc. (The)                                  22,988    518,609        0.2%
*   Enzo Biochem, Inc.                                        20,023     99,715        0.0%
#*  ExamWorks Group, Inc.                                     24,519    883,910        0.4%
*   Five Prime Therapeutics, Inc.                             14,600    694,814        0.3%
*   Globus Medical, Inc. Class A                              30,354    760,064        0.3%
    HealthSouth Corp.                                         16,447    681,893        0.3%
*   HealthStream, Inc.                                         7,728    174,807        0.1%
*   HMS Holdings Corp.                                         4,205     71,022        0.0%
*   ICU Medical, Inc.                                          7,737    768,594        0.3%
*   INC Research Holdings, Inc. Class A                       21,566  1,037,972        0.4%
#*  Integra LifeSciences Holdings Corp.                       16,402  1,161,590        0.5%
*   IRIDEX Corp.                                               3,943     45,147        0.0%
#   Landauer, Inc.                                             3,010    104,567        0.0%
#*  Lannett Co., Inc.                                          3,660     70,199        0.0%
    LeMaitre Vascular, Inc.                                    8,606    142,687        0.1%
*   LHC Group, Inc.                                            1,171     47,238        0.0%
*   LivaNova P.L.C.                                           10,287    542,433        0.2%
#*  Luminex Corp.                                             17,862    359,026        0.1%
#*  Masimo Corp.                                              17,324    750,995        0.3%
#   Meridian Bioscience, Inc.                                 24,717    472,342        0.2%
#*  Molina Healthcare, Inc.                                   10,405    538,563        0.2%
*   Myriad Genetics, Inc.                                     27,305    982,980        0.4%
    National Research Corp. Class A                            4,764     68,554        0.0%
    National Research Corp. Class B                              150      5,587        0.0%
#*  Natus Medical, Inc.                                       17,440    555,813        0.2%
#*  Nektar Therapeutics                                       15,067    236,251        0.1%
*   NuVasive, Inc.                                             4,112    217,689        0.1%
*   Omnicell, Inc.                                            13,594    433,105        0.2%
#   Owens & Minor, Inc.                                       28,004  1,019,066        0.4%
#*  PAREXEL International Corp.                                9,615    587,476        0.2%
#   Phibro Animal Health Corp. Class A                        10,143    210,366        0.1%
*   Prestige Brands Holdings, Inc.                            25,206  1,431,197        0.6%
*   Providence Service Corp. (The)                             7,465    372,056        0.2%
    Psychemedics Corp.                                         2,329     33,538        0.0%
#   Quality Systems, Inc.                                     27,610    388,749        0.2%
#*  Quidel Corp.                                               9,928    171,754        0.1%
*   RadNet, Inc.                                              26,140    132,007        0.1%
#*  Repligen Corp.                                            11,086    295,331        0.1%
*   Sagent Pharmaceuticals, Inc.                                 720      8,381        0.0%
*   SciClone Pharmaceuticals, Inc.                            26,041    343,741        0.1%
    Select Medical Holdings Corp.                             21,543    288,245        0.1%
    Simulations Plus, Inc.                                     8,585     69,195        0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                     19,200    206,976        0.1%
*   Supernus Pharmaceuticals, Inc.                             3,548     60,884        0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Health Care -- (Continued)
*   Surgical Care Affiliates, Inc.                            17,045 $   824,126        0.3%
*   SurModics, Inc.                                            3,433      69,072        0.0%
#*  Team Health Holdings, Inc.                                 1,320      55,216        0.0%
    US Physical Therapy, Inc.                                  7,474     372,654        0.2%
    Utah Medical Products, Inc.                                1,699     113,663        0.0%
*   Vascular Solutions, Inc.                                     716      25,024        0.0%
*   Wright Medical Group NV                                    2,420      45,448        0.0%
                                                                     -----------       ----
Total Health Care                                                     30,128,300       11.8%
                                                                     -----------       ----
Industrials -- (18.7%)
    AAON, Inc.                                                31,928     846,731        0.3%
*   Accuride Corp.                                            15,642      25,340        0.0%
#   Advanced Drainage Systems, Inc.                            4,846     112,039        0.0%
#*  Advisory Board Co. (The)                                   6,442     203,825        0.1%
    Albany International Corp. Class A                         8,853     356,687        0.1%
#   Allegiant Travel Co.                                       7,065   1,134,427        0.4%
    Allied Motion Technologies, Inc.                           5,456     117,577        0.0%
#   Altra Industrial Motion Corp.                             14,243     408,774        0.2%
*   American Woodmark Corp.                                    9,530     694,165        0.3%
    Apogee Enterprises, Inc.                                  12,562     520,569        0.2%
#   Applied Industrial Technologies, Inc.                     14,172     649,503        0.3%
*   ARC Document Solutions, Inc.                               6,106      25,157        0.0%
    Argan, Inc.                                                7,655     261,648        0.1%
*   Armstrong Flooring, Inc.                                  10,378     151,104        0.1%
*   Armstrong World Industries, Inc.                          20,756     847,052        0.3%
*   Astronics Corp.                                            6,721     248,341        0.1%
    AZZ, Inc.                                                 18,625   1,022,885        0.4%
    Barrett Business Services, Inc.                            1,414      43,848        0.0%
*   Beacon Roofing Supply, Inc.                               20,414     872,290        0.3%
*   BMC Stock Holdings, Inc.                                     187       3,282        0.0%
    Brady Corp. Class A                                       21,890     579,866        0.2%
    Brink's Co. (The)                                         26,835     908,096        0.4%
*   Builders FirstSource, Inc.                                34,153     378,757        0.2%
    BWX Technologies, Inc.                                     2,426      81,004        0.0%
*   Casella Waste Systems, Inc. Class A                        5,102      36,530        0.0%
    CEB, Inc.                                                 11,900     734,111        0.3%
    CLARCOR, Inc.                                              1,039      61,062        0.0%
#*  Clean Harbors, Inc.                                       25,851   1,277,039        0.5%
    Columbus McKinnon Corp.                                      958      15,817        0.0%
    Comfort Systems USA, Inc.                                 28,973     854,414        0.3%
*   Continental Building Products, Inc.                       20,981     411,437        0.2%
    Crane Co.                                                 26,313   1,462,213        0.6%
#   Deluxe Corp.                                              22,082   1,386,308        0.5%
    Douglas Dynamics, Inc.                                    11,979     274,439        0.1%
#*  Dycom Industries, Inc.                                    15,691   1,107,785        0.4%
*   Echo Global Logistics, Inc.                                4,429     103,506        0.0%
    EnerSys                                                   13,641     796,225        0.3%
    EnPro Industries, Inc.                                     3,115     182,477        0.1%
    Exponent, Inc.                                            15,802     787,572        0.3%
    Federal Signal Corp.                                      30,551     418,243        0.2%
    Forward Air Corp.                                          9,493     432,691        0.2%
*   Franklin Covey Co.                                         6,652     109,558        0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Industrials -- (Continued)
    Franklin Electric Co., Inc.                               18,766 $  592,818        0.2%
    G&K Services, Inc. Class A                                 9,552    674,849        0.3%
#*  Generac Holdings, Inc.                                    29,359  1,119,165        0.4%
    Global Brass & Copper Holdings, Inc.                      12,777    346,257        0.1%
*   Goldfield Corp. (The)                                      4,847      9,694        0.0%
    Gorman-Rupp Co. (The)                                      9,185    259,844        0.1%
*   GP Strategies Corp.                                        8,357    195,052        0.1%
    Graham Corp.                                                 715     13,235        0.0%
    Granite Construction, Inc.                                16,933    755,042        0.3%
    H&E Equipment Services, Inc.                              11,322    229,044        0.1%
    Harsco Corp.                                              31,390    222,555        0.1%
#*  Hawaiian Holdings, Inc.                                   23,790  1,000,845        0.4%
    Healthcare Services Group, Inc.                           32,336  1,223,918        0.5%
#   Heartland Express, Inc.                                   29,914    541,742        0.2%
#   HEICO Corp.                                                9,194    563,684        0.2%
    HEICO Corp. Class A                                        6,638    339,733        0.1%
    Herman Miller, Inc.                                       20,257    611,154        0.2%
    Hillenbrand, Inc.                                         27,020    818,976        0.3%
    HNI Corp.                                                 19,284    843,096        0.3%
*   Hudson Technologies, Inc.                                  1,271      4,448        0.0%
*   Huron Consulting Group, Inc.                               3,277    182,234        0.1%
    Hyster-Yale Materials Handling, Inc.                       5,811    355,924        0.1%
    Insperity, Inc.                                           12,867    678,992        0.3%
    Insteel Industries, Inc.                                   9,155    265,403        0.1%
*   Integrated Electrical Services, Inc.                       7,159     86,409        0.0%
    Interface, Inc.                                           24,305    413,671        0.2%
    ITT Corp.                                                 19,494    747,985        0.3%
    John Bean Technologies Corp.                              15,547    810,621        0.3%
#   Kaman Corp.                                               10,528    443,123        0.2%
    Kforce, Inc.                                               9,472    180,063        0.1%
    Kimball International, Inc. Class B                       17,209    200,313        0.1%
#   Knight Transportation, Inc.                               35,112    932,926        0.4%
    Knoll, Inc.                                               23,468    547,978        0.2%
    Korn/Ferry International                                   6,673    181,105        0.1%
#   Landstar System, Inc.                                     18,987  1,244,598        0.5%
*   Lawson Products, Inc.                                      2,435     47,702        0.0%
#   Lindsay Corp.                                              2,420    185,033        0.1%
*   Lydall, Inc.                                               6,053    222,690        0.1%
    Manitowoc Co., Inc. (The)                                 12,991     74,049        0.0%
#*  Manitowoc Foodservice, Inc.                               12,991    194,995        0.1%
    Matson, Inc.                                              15,678    609,561        0.2%
    Matthews International Corp. Class A                       2,684    141,286        0.1%
*   Mistras Group, Inc.                                       13,194    321,538        0.1%
    MSA Safety, Inc.                                          15,934    766,266        0.3%
    Mueller Industries, Inc.                                  10,295    324,910        0.1%
    Mueller Water Products, Inc. Class A                      67,487    725,485        0.3%
#   Multi-Color Corp.                                          7,237    432,990        0.2%
*   NCI Building Systems, Inc.                                39,068    575,862        0.2%
#*  Nortek, Inc.                                               5,246    247,401        0.1%
#*  NV5 Global, Inc.                                             872     21,652        0.0%
    Omega Flex, Inc.                                           2,203     72,567        0.0%
*   On Assignment, Inc.                                       22,563    813,622        0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE+     ASSETS**
                                                              ------ ----------- ----------
Industrials -- (Continued)
    Park-Ohio Holdings Corp.                                   2,936 $    74,721        0.0%
*   Patrick Industries, Inc.                                   8,525     390,871        0.2%
*   PGT, Inc.                                                 19,555     204,741        0.1%
    Primoris Services Corp.                                   20,467     478,723        0.2%
    Raven Industries, Inc.                                     9,238     148,639        0.1%
#*  RBC Bearings, Inc.                                        10,269     752,718        0.3%
#*  Rexnord Corp.                                             42,724     931,383        0.4%
#   RR Donnelley & Sons Co.                                   76,024   1,322,818        0.5%
    Simpson Manufacturing Co., Inc.                            4,442     167,019        0.1%
*   SL Industries, Inc.                                          338      13,513        0.0%
*   SP Plus Corp.                                              6,401     142,614        0.1%
#*  Spirit Airlines, Inc.                                     11,229     493,290        0.2%
    Standex International Corp.                                6,075     465,892        0.2%
    Steelcase, Inc. Class A                                   26,206     399,904        0.2%
#   Sun Hydraulics Corp.                                       8,383     296,591        0.1%
#*  Swift Transportation Co.                                  35,597     591,622        0.2%
#*  Taser International, Inc.                                 15,345     280,200        0.1%
*   Team, Inc.                                                 4,599     132,129        0.1%
*   Teledyne Technologies, Inc.                                6,405     595,345        0.2%
    Tennant Co.                                               10,238     546,812        0.2%
*   Thermon Group Holdings, Inc.                               4,275      80,113        0.0%
*   Trex Co., Inc.                                            18,635     884,231        0.3%
    Universal Forest Products, Inc.                            8,660     663,789        0.3%
    Universal Truckload Services, Inc.                         7,943     113,267        0.0%
    US Ecology, Inc.                                           9,551     430,081        0.2%
#*  USG Corp.                                                 14,164     382,570        0.2%
#   Valmont Industries, Inc.                                  10,209   1,433,139        0.6%
*   Vicor Corp.                                                7,981      76,538        0.0%
#*  Wabash National Corp.                                     11,763     167,623        0.1%
    Werner Enterprises, Inc.                                   3,206      81,240        0.0%
*   Willdan Group, Inc.                                        3,212      34,529        0.0%
#   Woodward, Inc.                                             8,673     470,163        0.2%
                                                                     -----------       ----
Total Industrials                                                     57,605,327       22.5%
                                                                     -----------       ----
Information Technology -- (16.6%)
*   ACI Worldwide, Inc.                                       55,524   1,109,925        0.4%
*   Acxiom Corp.                                              31,993     702,886        0.3%
*   Advanced Energy Industries, Inc.                          24,382     788,758        0.3%
*   Alliance Fiber Optic Products, Inc.                        8,588     159,050        0.1%
    American Software, Inc. Class A                           12,243     111,901        0.0%
*   Anixter International, Inc.                                1,693     105,474        0.0%
*   AVG Technologies NV                                       29,498     584,060        0.2%
#   Badger Meter, Inc.                                         8,888     633,981        0.3%
    Belden, Inc.                                              18,731   1,182,675        0.5%
    Blackbaud, Inc.                                           17,950   1,108,771        0.4%
*   Blackhawk Network Holdings, Inc.                          15,734     505,533        0.2%
    Booz Allen Hamilton Holding Corp.                          1,909      52,631        0.0%
#*  Bottomline Technologies de, Inc.                           2,900      71,224        0.0%
    Cabot Microelectronics Corp.                               9,466     396,531        0.2%
*   CalAmp Corp.                                              11,882     177,874        0.1%
#*  Cardtronics, Inc.                                         24,575     968,747        0.4%
*   Cascade Microtech, Inc.                                    1,200      25,092        0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
    Cass Information Systems, Inc.                             5,548 $  274,460        0.1%
*   Ciena Corp.                                               34,174    575,148        0.2%
#*  Cimpress NV                                               14,111  1,239,934        0.5%
#*  Cirrus Logic, Inc.                                        27,868  1,006,035        0.4%
*   Coherent, Inc.                                            12,509  1,168,341        0.5%
    Concurrent Computer Corp.                                    857      5,193        0.0%
*   CoreLogic, Inc.                                           39,911  1,416,042        0.6%
*   Cray, Inc.                                                17,248    653,182        0.3%
    CSG Systems International, Inc.                           19,763    877,082        0.3%
    Daktronics, Inc.                                           5,202     45,257        0.0%
*   DHI Group, Inc.                                           29,287    208,231        0.1%
#   Diebold, Inc.                                             21,794    572,528        0.2%
#*  Digimarc Corp.                                               497     14,835        0.0%
    EarthLink Holdings Corp.                                  50,833    295,340        0.1%
*   Electronics for Imaging, Inc.                                242      9,641        0.0%
#*  Ellie Mae, Inc.                                              625     52,250        0.0%
*   Entegris, Inc.                                            60,512    804,204        0.3%
*   Euronet Worldwide, Inc.                                   17,416  1,342,774        0.5%
    Evolving Systems, Inc.                                     4,337     24,981        0.0%
*   ExlService Holdings, Inc.                                 10,912    528,032        0.2%
*   Fabrinet                                                  20,426    653,019        0.3%
#   Fair Isaac Corp.                                           9,267    988,882        0.4%
*   FARO Technologies, Inc.                                    3,438     99,840        0.0%
#   FEI Co.                                                   13,513  1,202,927        0.5%
    Forrester Research, Inc.                                     393     13,213        0.0%
    Global Payments, Inc.                                      7,392    533,541        0.2%
    GlobalScape, Inc.                                         11,631     39,545        0.0%
#*  GrubHub, Inc.                                              6,146    161,148        0.1%
#*  GTT Communications, Inc.                                   6,092     97,350        0.0%
    Hackett Group, Inc. (The)                                 15,285    227,441        0.1%
*   Higher One Holdings, Inc.                                  4,765     18,059        0.0%
#*  Immersion Corp.                                            5,542     40,512        0.0%
*   Infinera Corp.                                             9,639    114,608        0.1%
*   Integrated Device Technology, Inc.                        60,592  1,168,214        0.5%
    InterDigital, Inc.                                        12,368    704,729        0.3%
*   Internap Corp.                                            22,881     52,169        0.0%
*   IntriCon Corp.                                               700      4,193        0.0%
*   Inuvo, Inc.                                                6,300     11,214        0.0%
*   Itron, Inc.                                               19,456    800,031        0.3%
*   Ixia                                                       6,959     70,425        0.0%
#   j2 Global, Inc.                                           19,549  1,241,752        0.5%
    Leidos Holdings, Inc.                                     16,878    837,318        0.3%
*   Lionbridge Technologies, Inc.                             25,481    127,150        0.1%
    Littelfuse, Inc.                                           5,467    636,796        0.3%
#   LRAD Corp.                                                 2,653      4,828        0.0%
*   Lumentum Holdings, Inc.                                   17,281    437,209        0.2%
#*  Manhattan Associates, Inc.                                10,597    641,542        0.3%
*   Mattson Technology, Inc.                                   9,559     34,890        0.0%
    MAXIMUS, Inc.                                             14,478    765,886        0.3%
    Mentor Graphics Corp.                                      4,176     83,353        0.0%
    Mesa Laboratories, Inc.                                    2,278    229,577        0.1%
    Methode Electronics, Inc.                                 18,797    558,835        0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES   VALUE+    ASSETS**
                                                              ------ ---------- ----------
Information Technology -- (Continued)
*   MicroStrategy, Inc. Class A                                2,899 $  519,849        0.2%
    Monotype Imaging Holdings, Inc.                           15,299    337,037        0.1%
    MTS Systems Corp.                                          7,378    414,791        0.2%
*   NAPCO Security Technologies, Inc.                          3,838     22,721        0.0%
*   NeoPhotonics Corp.                                        20,211    242,330        0.1%
*   NETGEAR, Inc.                                                200      8,480        0.0%
*   Newport Corp.                                              5,956    136,928        0.1%
    NIC, Inc.                                                 40,075    709,728        0.3%
    NVE Corp.                                                  1,016     58,298        0.0%
*   OSI Systems, Inc.                                          3,391    172,568        0.1%
#*  Paycom Software, Inc.                                     21,605    825,527        0.3%
*   PDF Solutions, Inc.                                        8,638    116,181        0.1%
    Pegasystems, Inc.                                         32,521    858,229        0.3%
*   Perficient, Inc.                                           4,603     96,111        0.0%
*   Planet Payment, Inc.                                      29,100    116,691        0.1%
    Plantronics, Inc.                                         15,942    612,970        0.2%
    Power Integrations, Inc.                                  12,037    580,785        0.2%
*   PRGX Global, Inc.                                          2,200     10,648        0.0%
*   Progress Software Corp.                                    4,432    113,105        0.0%
    QAD, Inc. Class A                                          4,489     88,029        0.0%
#*  Rackspace Hosting, Inc.                                   54,080  1,236,810        0.5%
#*  Rambus, Inc.                                              45,625    530,163        0.2%
*   RealPage, Inc.                                             1,342     29,511        0.0%
    Reis, Inc.                                                 6,000    151,020        0.1%
*   Rogers Corp.                                               1,934    110,934        0.0%
*   Ruckus Wireless, Inc.                                        672      9,233        0.0%
    Science Applications International Corp.                  16,954    900,088        0.4%
*   Semtech Corp.                                             27,039    585,124        0.2%
*   ShoreTel, Inc.                                            18,208    111,433        0.0%
*   Silicon Laboratories, Inc.                                 6,624    310,003        0.1%
*   SolarEdge Technologies, Inc.                              12,998    348,216        0.1%
*   Spark Networks, Inc.                                       5,000     11,750        0.0%
*   Super Micro Computer, Inc.                                20,203    543,663        0.2%
#*  Synaptics, Inc.                                           16,491  1,179,931        0.5%
#*  Synchronoss Technologies, Inc.                            10,209    317,194        0.1%
#*  Tangoe, Inc.                                               1,100      9,702        0.0%
    TeleTech Holdings, Inc.                                   23,500    653,065        0.3%
#   Tessera Technologies, Inc.                                24,720    709,958        0.3%
*   TiVo, Inc.                                                17,758    177,225        0.1%
    TransAct Technologies, Inc.                                1,030      8,971        0.0%
#*  Travelzoo, Inc.                                            6,076     46,360        0.0%
#*  Ubiquiti Networks, Inc.                                   28,608  1,019,017        0.4%
#*  Universal Display Corp.                                    6,030    351,609        0.1%
*   VeriFone Systems, Inc.                                    37,944  1,079,886        0.4%
*   Verint Systems, Inc.                                       5,856    198,167        0.1%
#*  ViaSat, Inc.                                               2,387    183,083        0.1%
*   Virtusa Corp.                                              6,391    227,136        0.1%
*   Web.com Group, Inc.                                       28,950    578,711        0.2%
#*  WebMD Health Corp.                                        16,815  1,054,973        0.4%
*   XO Group, Inc.                                            13,428    237,138        0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                                       OF NET
                                                               SHARES      VALUE+     ASSETS**
                                                              --------- ------------ ----------
Information Technology -- (Continued)
*   Zix Corp.                                                     8,942 $     33,354        0.0%
                                                                        ------------       ----
Total Information Technology                                              51,383,233       20.1%
                                                                        ------------       ----
Materials -- (3.6%)
    AEP Industries, Inc.                                          2,238      137,928        0.1%
    Balchem Corp.                                                10,798      662,565        0.2%
    Calgon Carbon Corp.                                           7,790      127,678        0.0%
#   Chase Corp.                                                   4,074      229,326        0.1%
*   Chemtura Corp.                                               14,051      391,320        0.1%
#   Compass Minerals International, Inc.                         13,027      976,504        0.4%
    Deltic Timber Corp.                                           4,148      259,250        0.1%
    Eagle Materials, Inc.                                           442       32,761        0.0%
*   Ferro Corp.                                                  18,936      241,245        0.1%
    Ferroglobe P.L.C.                                            24,103      245,610        0.1%
    FutureFuel Corp.                                              1,120       12,589        0.0%
    HB Fuller Co.                                                21,012      939,657        0.4%
*   Headwaters, Inc.                                             43,143      863,291        0.3%
*   Koppers Holdings, Inc.                                        7,941      199,557        0.1%
    Minerals Technologies, Inc.                                   4,208      252,059        0.1%
    Myers Industries, Inc.                                       15,389      207,444        0.1%
    Neenah Paper, Inc.                                            7,480      486,873        0.2%
*   OMNOVA Solutions, Inc.                                          501        3,582        0.0%
#*  Owens-Illinois, Inc.                                          7,087      130,826        0.1%
#   PolyOne Corp.                                                35,281    1,269,410        0.5%
    Quaker Chemical Corp.                                         4,974      442,984        0.2%
    Sensient Technologies Corp.                                   9,861      663,152        0.3%
#   Silgan Holdings, Inc.                                         9,907      502,681        0.2%
    Stepan Co.                                                    1,843      112,958        0.0%
*   Trecora Resources                                               813        9,309        0.0%
#*  US Concrete, Inc.                                             9,193      567,760        0.2%
    Worthington Industries, Inc.                                 27,814    1,049,979        0.4%
                                                                        ------------       ----
Total Materials                                                           11,018,298        4.3%
                                                                        ------------       ----
Telecommunication Services -- (1.1%)
*   Boingo Wireless, Inc.                                         9,558       73,501        0.1%
#   Cogent Communications Holdings, Inc.                         21,454      830,270        0.3%
#   Consolidated Communications Holdings, Inc.                   24,029      568,046        0.2%
#*  FairPoint Communications, Inc.                                4,194       55,612        0.0%
*   General Communication, Inc. Class A                          18,538      313,292        0.1%
    IDT Corp. Class B                                             8,434      129,378        0.1%
    Inteliquent, Inc.                                            18,800      311,892        0.1%
#*  NTELOS Holdings Corp.                                         4,994       46,194        0.0%
    Shenandoah Telecommunications Co.                            24,564      704,741        0.3%
*   Vonage Holdings Corp.                                        55,181      257,695        0.1%
                                                                        ------------       ----
Total Telecommunication Services                                           3,290,621        1.3%
                                                                        ------------       ----
TOTAL COMMON STOCKS                                                      255,196,013       99.8%
                                                                        ------------       ----
TOTAL INVESTMENT SECURITIES                                              255,196,013
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.455%        1,079,655    1,079,655        0.4%
                                                                        ------------       ----

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

SECURITIES LENDING COLLATERAL -- (17.0%)
(S)@  DFA Short Term Investment Fund                            4,515,187 $ 52,240,711  20.4%
                                                                          ------------ -----
TOTAL INVESTMENTS -- (100.0%) (Cost $286,085,907)                         $308,516,379 120.6%
                                                                          ============ =====

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary       $ 66,348,441          --   --    $ 66,348,441
    Consumer Staples               11,980,596          --   --      11,980,596
    Energy                          4,198,551          --   --       4,198,551
    Financials                     19,242,646          --   --      19,242,646
    Health Care                    30,128,300          --   --      30,128,300
    Industrials                    57,605,327          --   --      57,605,327
    Information Technology         51,383,233          --   --      51,383,233
    Materials                      11,018,298          --   --      11,018,298
    Telecommunication Services      3,290,621          --   --       3,290,621
 Temporary Cash Investments         1,079,655          --   --       1,079,655
 Securities Lending Collateral             -- $52,240,711   --      52,240,711
                                 ------------ -----------   --    ------------
 TOTAL                           $256,275,668 $52,240,711   --    $308,516,379
                                 ============ ===========   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
COMMON STOCKS -- (92.5%)

AUSTRALIA -- (6.1%)
    Amcor, Ltd.                                                95,933 $ 1,118,472        0.5%
    AMP, Ltd.                                                 233,216   1,036,296        0.5%
    Aristocrat Leisure, Ltd.                                   55,446     419,152        0.2%
    Brambles, Ltd.                                            130,783   1,235,271        0.6%
    Caltex Australia, Ltd.                                     11,958     293,487        0.1%
    Coca-Cola Amatil, Ltd.                                     39,383     256,579        0.1%
    Cochlear, Ltd.                                              4,766     389,841        0.2%
#   Commonwealth Bank of Australia                             41,828   2,335,132        1.1%
    Computershare, Ltd.                                        19,477     149,094        0.1%
    CSL, Ltd.                                                  17,390   1,385,779        0.7%
    Domino's Pizza Enterprises, Ltd.                            2,330     109,129        0.1%
#   Medibank Pvt, Ltd.                                        124,742     296,872        0.1%
    Orica, Ltd.                                                12,899     149,043        0.1%
    Qantas Airways, Ltd.                                      116,484     284,015        0.1%
    Ramsay Health Care, Ltd.                                   11,937     587,012        0.3%
#   REA Group, Ltd.                                             4,622     177,830        0.1%
    Seek, Ltd.                                                 14,881     184,151        0.1%
    Telstra Corp., Ltd.                                       163,042     662,009        0.3%
    TPG Telecom, Ltd.                                          15,461     125,312        0.1%
    Westpac Banking Corp.                                      62,479   1,466,603        0.7%
    Woolworths, Ltd.                                           44,616     746,602        0.4%
                                                                      -----------        ---
TOTAL AUSTRALIA                                                        13,407,681        6.5%
                                                                      -----------        ---
AUSTRIA -- (0.1%)
    Andritz AG                                                  2,842     159,527        0.1%
    Voestalpine AG                                              1,918      69,211        0.0%
                                                                      -----------        ---
TOTAL AUSTRIA                                                             228,738        0.1%
                                                                      -----------        ---
BELGIUM -- (0.6%)
    Anheuser-Busch InBev NV                                     7,195     892,568        0.4%
    Colruyt SA                                                  5,553     320,195        0.2%
                                                                      -----------        ---
TOTAL BELGIUM                                                           1,212,763        0.6%
                                                                      -----------        ---
CANADA -- (8.2%)
    Agrium, Inc.                                                9,545     822,015        0.4%
    Alimentation Couche-Tard, Inc. Class B                     15,770     691,281        0.3%
    BCE, Inc.                                                   8,601     403,350        0.2%
*   Bombardier, Inc. Class B                                    5,898       8,884        0.0%
    CAE, Inc.(124765108)                                        7,750      91,683        0.1%
    CAE, Inc.(2162760)                                          2,400      28,386        0.0%
    Canadian Imperial Bank of Commerce                          7,979     644,464        0.3%
    Canadian National Railway Co.                              27,879   1,716,231        0.8%
    Canadian Pacific Railway, Ltd.                              4,349     627,343        0.3%
#   Canadian Tire Corp., Ltd. Class A                           4,800     522,847        0.3%
    CCL Industries, Inc. Class B                                1,400     256,356        0.1%
*   CGI Group, Inc. Class A(2159740)                            3,794     173,326        0.1%
*   CGI Group, Inc. Class A(39945C109)                          3,729     170,378        0.1%
#   CI Financial Corp.                                         15,700     347,610        0.2%
    Cineplex, Inc.                                              2,000      79,047        0.0%
    Cogeco Communications, Inc.                                 1,200      59,794        0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
CANADA -- (Continued)
    Constellation Software, Inc.                               1,545 $   603,790        0.3%
    Dollarama, Inc.                                            9,200     663,292        0.3%
*   FirstService Corp.                                         1,364      61,394        0.0%
    George Weston, Ltd.                                        5,500     477,277        0.2%
    Gildan Activewear, Inc.                                    1,803      56,001        0.0%
    IGM Financial, Inc.                                        3,900     122,778        0.1%
    Inter Pipeline, Ltd.                                      13,945     298,194        0.2%
    Jean Coutu Group PJC, Inc. (The) Class A                   3,900      59,307        0.0%
    Keyera Corp.                                               6,600     212,566        0.1%
    Linamar Corp.                                              4,353     188,490        0.1%
    MacDonald Dettwiler & Associates, Ltd.                       300      21,017        0.0%
    Magna International, Inc.(2554475)                        11,200     470,423        0.2%
    Magna International, Inc.(559222401)                       2,735     114,925        0.1%
    Manitoba Telecom Services, Inc.                            2,300      60,199        0.0%
    Metro, Inc.                                               11,000     368,128        0.2%
#   Northland Power, Inc.                                      4,723      78,334        0.0%
    Onex Corp.                                                 6,600     409,403        0.2%
    Open Text Corp.                                            6,098     341,000        0.2%
    Peyto Exploration & Development Corp.                     11,587     295,793        0.2%
    Potash Corp. of Saskatchewan, Inc.                        21,890     387,891        0.2%
    Progressive Waste Solutions, Ltd.                          7,396     238,025        0.1%
    Quebecor, Inc. Class B                                     6,500     173,858        0.1%
    Restaurant Brands International, Inc.                      7,750     334,596        0.2%
    Ritchie Bros Auctioneers, Inc.                             3,899     111,862        0.1%
    Rogers Communications, Inc. Class B                       15,584     605,906        0.3%
    Royal Bank of Canada(2754383)                             23,490   1,458,788        0.7%
    Royal Bank of Canada(780087102)                            3,700     229,844        0.1%
    Saputo, Inc.                                              10,900     342,715        0.2%
*   Seven Generations Energy, Ltd. Class A                     4,900      86,308        0.1%
    Shaw Communications, Inc. Class B                         36,226     670,543        0.3%
    SNC-Lavalin Group, Inc.                                   11,300     425,180        0.2%
    Stantec, Inc.(2854238)                                     2,600      66,642        0.0%
    Stantec, Inc.(85472N109)                                     785      20,112        0.0%
    Stella-Jones, Inc.                                         1,300      49,702        0.0%
    Thomson Reuters Corp.                                     11,382     468,142        0.2%
    TransCanada Corp.                                         15,163     629,113        0.3%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)       8,400     280,045        0.1%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       944      31,492        0.0%
    Winpak, Ltd.                                               1,500      51,753        0.0%
                                                                     -----------        ---
TOTAL CANADA                                                          18,207,823        8.8%
                                                                     -----------        ---
DENMARK -- (1.2%)
#   Novo Nordisk A.S. Class B                                 47,900   2,674,466        1.3%
                                                                     -----------        ---
FINLAND -- (0.7%)
#   Elisa Oyj                                                  8,134     304,146        0.2%
#   Kone Oyj Class B                                          15,471     706,907        0.3%
    Nokia Oyj                                                 76,722     450,727        0.2%
    Orion Oyj Class A                                            137       4,714        0.0%
    Orion Oyj Class B                                          2,403      83,924        0.0%
                                                                     -----------        ---
TOTAL FINLAND                                                          1,550,418        0.7%
                                                                     -----------        ---

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
FRANCE -- (8.2%)
#   Accor SA                                                   12,075 $   534,720        0.3%
    Aeroports de Paris                                          1,405     176,846        0.1%
    Air Liquide SA                                             11,746   1,332,192        0.6%
    Airbus Group SE                                            21,050   1,315,995        0.6%
    Atos SE                                                     3,655     325,319        0.2%
    Bureau Veritas SA                                          17,272     409,402        0.2%
    Carrefour SA                                               59,990   1,699,569        0.8%
    Christian Dior SE                                           2,512     441,409        0.2%
    Danone SA                                                  10,995     770,347        0.4%
    Dassault Systemes                                           3,319     259,601        0.1%
    Eiffage SA                                                  5,324     423,537        0.2%
    Essilor International SA                                    4,223     546,693        0.3%
    Eutelsat Communications SA                                 18,203     565,540        0.3%
    Groupe Eurotunnel SE                                        8,545     109,100        0.1%
    Hermes International                                          941     335,144        0.2%
    Iliad SA                                                    1,998     436,878        0.2%
#   Ingenico Group SA                                           1,892     223,025        0.1%
    Legrand SA                                                  9,340     532,359        0.2%
    LVMH Moet Hennessy Louis Vuitton SE                         9,641   1,606,302        0.8%
    Numericable-SFR SA                                          7,673     251,400        0.1%
    Publicis Groupe SA                                          2,528     187,080        0.1%
    Safran SA                                                  18,421   1,269,937        0.6%
    Sartorius Stedim Biotech                                       69      26,369        0.0%
    SEB SA                                                        146      16,357        0.0%
    SES SA                                                     23,348     637,883        0.3%
    Societe BIC SA                                                908     128,921        0.1%
    Sodexo SA                                                   4,306     435,008        0.2%
    Thales SA                                                   7,486     647,821        0.3%
    Valeo SA                                                    8,280   1,313,365        0.6%
#   Vinci SA                                                   17,144   1,280,456        0.6%
                                                                      -----------        ---
TOTAL FRANCE                                                           18,238,575        8.8%
                                                                      -----------        ---
GERMANY -- (7.6%)
    Adidas AG                                                   8,239   1,062,974        0.5%
    Axel Springer SE                                            1,062      59,384        0.0%
    Bayer AG                                                   22,535   2,604,299        1.3%
    Beiersdorf AG                                               2,542     228,260        0.1%
    Brenntag AG                                                 7,184     421,978        0.2%
    Continental AG                                              5,609   1,235,177        0.6%
    Deutsche Boerse AG                                          6,946     571,576        0.3%
    Deutsche Post AG                                           38,199   1,122,030        0.5%
    Deutsche Telekom AG                                       163,651   2,872,636        1.4%
    Fielmann AG                                                 1,251      92,438        0.0%
    Fresenius Medical Care AG & Co. KGaA                        8,218     715,271        0.3%
    Fresenius SE & Co. KGaA                                    18,864   1,375,529        0.7%
    Fuchs Petrolub SE                                           1,057      39,007        0.0%
    Henkel AG & Co. KGaA                                        2,169     220,641        0.1%
    Hochtief AG                                                 1,042     133,868        0.1%
    Hugo Boss AG                                                4,476     285,641        0.1%
    Infineon Technologies AG                                   55,158     786,971        0.4%
    Merck KGaA                                                  1,467     138,157        0.1%
    ProSiebenSat.1 Media SE                                    18,096     924,434        0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
GERMANY -- (Continued)
    Rational AG                                                    28 $    14,230        0.0%
    RTL Group SA                                                3,282     274,792        0.1%
    SAP SE                                                     10,563     828,784        0.4%
    Symrise AG                                                  2,728     181,060        0.1%
    United Internet AG                                         11,152     545,089        0.3%
                                                                      -----------        ---
TOTAL GERMANY                                                          16,734,226        8.1%
                                                                      -----------        ---
HONG KONG -- (2.6%)
    AIA Group, Ltd.                                           210,600   1,257,658        0.6%
#   ASM Pacific Technology, Ltd.                                6,900      49,589        0.0%
    Galaxy Entertainment Group, Ltd.                          150,000     504,186        0.2%
    HKT Trust & HKT, Ltd.                                     249,000     360,036        0.2%
    Hong Kong & China Gas Co., Ltd.                           139,000     258,747        0.1%
    Hong Kong Exchanges and Clearing, Ltd.                     46,507   1,172,911        0.6%
    L'Occitane International SA                                28,750      55,186        0.0%
    Li & Fung, Ltd.                                           488,000     301,808        0.1%
    Melco Crown Entertainment, Ltd. ADR                         2,270      33,596        0.0%
    MGM China Holdings, Ltd.                                   87,600     123,859        0.1%
    PCCW, Ltd.                                                359,976     244,125        0.1%
#   Prada SpA                                                  46,100     156,130        0.1%
    Samsonite International SA                                103,800     333,160        0.2%
    Sands China, Ltd.                                          95,200     339,169        0.2%
    Techtronic Industries Co., Ltd.                            93,000     349,224        0.2%
    Wynn Macau, Ltd.                                          133,200     189,391        0.1%
                                                                      -----------        ---
TOTAL HONG KONG                                                         5,728,775        2.8%
                                                                      -----------        ---
IRELAND -- (0.5%)
    Kerry Group P.L.C. Class A                                  3,629     323,607        0.2%
    Paddy Power Betfair P.L.C.                                  3,453     464,067        0.2%
    Smurfit Kappa Group P.L.C.                                 14,839     393,878        0.2%
                                                                      -----------        ---
TOTAL IRELAND                                                           1,181,552        0.6%
                                                                      -----------        ---
ISRAEL -- (0.5%)
#   Bezeq The Israeli Telecommunication Corp., Ltd.           183,904     387,568        0.2%
    Elbit Systems, Ltd.                                           200      20,000        0.0%
    Frutarom Industries, Ltd.                                   2,654     138,005        0.1%
    Israel Chemicals, Ltd.                                     15,299      76,219        0.0%
    Teva Pharmaceutical Industries, Ltd.                        2,817     154,746        0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR          7,742     421,552        0.2%
                                                                      -----------        ---
TOTAL ISRAEL                                                            1,198,090        0.6%
                                                                      -----------        ---
ITALY -- (2.1%)
    Assicurazioni Generali SpA                                 13,446     205,584        0.1%
    Atlantia SpA                                               40,434   1,127,078        0.5%
    Banca Mediolanum SpA                                       13,251     109,263        0.1%
#   CNH Industrial NV                                          93,710     720,431        0.4%
    Enel SpA                                                   16,971      77,129        0.0%
    Eni SpA                                                    59,167     966,607        0.5%
*   Ferrari NV                                                  5,441     245,913        0.1%
    Fiat Chrysler Automobiles NV                               54,412     438,053        0.2%
*   Finmeccanica SpA                                           22,035     279,336        0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
ITALY -- (Continued)
    Luxottica Group SpA                                        8,274 $  451,509        0.2%
*   Telecom Italia SpA                                        28,501     27,830        0.0%
                                                                     ----------        ---
TOTAL ITALY                                                           4,648,733        2.2%
                                                                     ----------        ---
JAPAN -- (20.1%)
    ABC-Mart, Inc.                                               900     58,403        0.0%
    AEON Financial Service Co., Ltd.                          10,900    243,274        0.1%
    Ajinomoto Co., Inc.                                       14,100    325,009        0.2%
    Alps Electric Co., Ltd.                                   23,000    397,525        0.2%
    Asahi Group Holdings, Ltd.                                11,700    371,323        0.2%
    Asahi Intecc Co., Ltd.                                     4,800    230,920        0.1%
    Astellas Pharma, Inc.                                     26,300    354,592        0.2%
    Bandai Namco Holdings, Inc.                               14,000    298,050        0.1%
    Bridgestone Corp.                                         34,887  1,284,100        0.6%
    Calbee, Inc.                                               3,400    132,366        0.1%
    Canon, Inc.                                               27,800    777,364        0.4%
#   Casio Computer Co., Ltd.                                  10,600    201,685        0.1%
    COLOPL, Inc.                                               3,900     77,040        0.0%
    Cosmos Pharmaceutical Corp.                                  800    136,958        0.1%
#   CyberAgent, Inc.                                           5,400    253,155        0.1%
    Daicel Corp.                                              27,200    339,781        0.2%
    Daifuku Co., Ltd.                                          2,000     35,770        0.0%
    Daiichikosho Co., Ltd.                                     3,700    155,111        0.1%
    Daikin Industries, Ltd.                                    9,600    762,038        0.4%
    Daito Trust Construction Co., Ltd.                         5,500    777,877        0.4%
    Daiwa House Industry Co., Ltd.                            24,400    651,888        0.3%
    Disco Corp.                                                1,600    135,978        0.1%
    Don Quijote Holdings Co., Ltd.                             5,600    199,224        0.1%
    FamilyMart Co., Ltd.                                       5,500    290,260        0.1%
    FANUC Corp.                                                2,900    428,394        0.2%
    Fast Retailing Co., Ltd.                                   1,400    368,623        0.2%
    Fuji Heavy Industries, Ltd.                               30,800  1,011,317        0.5%
#   GungHo Online Entertainment, Inc.                         41,400    108,360        0.1%
    Harmonic Drive Systems, Inc.                                 800     17,920        0.0%
    Haseko Corp.                                              32,600    294,788        0.1%
    Hikari Tsushin, Inc.                                       1,800    134,824        0.1%
    Hino Motors, Ltd.                                         34,600    333,856        0.2%
    HIS Co., Ltd.                                              1,000     24,699        0.0%
    Hoshizaki Electric Co., Ltd.                                 900     75,531        0.0%
    Hoya Corp.                                                15,800    605,049        0.3%
#   Ito En, Ltd.                                               4,000    122,093        0.1%
    Itochu Techno-Solutions Corp.                              4,000     78,385        0.0%
#   Izumi Co., Ltd.                                            2,900    112,042        0.1%
    Japan Exchange Group, Inc.                                29,200    434,883        0.2%
    Japan Tobacco, Inc.                                       34,400  1,405,512        0.7%
#   Kakaku.com, Inc.                                          11,500    207,128        0.1%
    Kaken Pharmaceutical Co., Ltd.                             3,200    174,826        0.1%
    Kao Corp.                                                 18,100  1,001,237        0.5%
    KDDI Corp.                                                89,600  2,580,994        1.3%
#   Keihan Holdings Co., Ltd.                                 41,000    297,290        0.1%
    Kewpie Corp.                                               3,400     88,753        0.0%
#   Keyence Corp.                                                600    359,636        0.2%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.                                  43,500 $  627,391        0.3%
    Koito Manufacturing Co., Ltd.                              9,200    398,583        0.2%
#   Konami Holdings Corp.                                      4,700    148,188        0.1%
    Kose Corp.                                                 1,700    155,490        0.1%
    Kubota Corp.                                              28,100    409,329        0.2%
    Lawson, Inc.                                               6,100    472,160        0.2%
#   Lion Corp.                                                 5,000     61,521        0.0%
    LIXIL Group Corp.                                          6,600    138,192        0.1%
    M3, Inc.                                                  17,000    458,600        0.2%
#   Matsui Securities Co., Ltd.                                9,400     81,012        0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                        1,300     63,631        0.0%
    MEIJI Holdings Co., Ltd.                                   4,400    339,072        0.2%
    Minebea Co., Ltd.                                         41,000    335,830        0.2%
    Miraca Holdings, Inc.                                      4,000    169,988        0.1%
    MISUMI Group, Inc.                                         5,700     78,716        0.0%
#   MonotaRO Co., Ltd.                                         5,000    150,136        0.1%
    Murata Manufacturing Co., Ltd.                             5,200    678,138        0.3%
    Nabtesco Corp.                                             4,700    106,028        0.1%
    Nexon Co., Ltd.                                            6,400     96,098        0.1%
    NGK Insulators, Ltd.                                      22,000    451,804        0.2%
    NGK Spark Plug Co., Ltd.                                   9,100    181,485        0.1%
    Nichirei Corp.                                            20,000    174,084        0.1%
    Nidec Corp.                                                3,000    219,822        0.1%
#   Nifco, Inc.                                                5,200    248,214        0.1%
    Nihon M&A Center, Inc.                                       800     46,072        0.0%
    Nissan Chemical Industries, Ltd.                           5,400    144,223        0.1%
    Nitori Holdings Co., Ltd.                                  2,700    251,151        0.1%
    Nitto Denko Corp.                                         14,400    775,734        0.4%
    Nomura Research Institute, Ltd.                            6,100    213,989        0.1%
    NTT Data Corp.                                             8,100    421,691        0.2%
    NTT DOCOMO, Inc.                                          55,400  1,328,712        0.6%
    Obayashi Corp.                                            23,100    226,388        0.1%
    Olympus Corp.                                             11,100    432,418        0.2%
    Omron Corp.                                                9,100    288,805        0.1%
    Oracle Corp. Japan                                         3,800    204,678        0.1%
*   Orient Corp.                                              24,600     49,136        0.0%
    Oriental Land Co., Ltd.                                    5,000    347,202        0.2%
    Otsuka Corp.                                               2,900    138,295        0.1%
    Park24 Co., Ltd.                                           9,400    263,463        0.1%
    Pigeon Corp.                                               9,600    252,150        0.1%
    Rakuten, Inc.                                             19,800    215,253        0.1%
    Recruit Holdings Co., Ltd.                                 1,900     58,702        0.0%
    Ryohin Keikaku Co., Ltd.                                   1,100    245,040        0.1%
    Sanrio Co., Ltd.                                           3,900     76,677        0.0%
    Santen Pharmaceutical Co., Ltd.                           32,500    465,777        0.2%
    Sawai Pharmaceutical Co., Ltd.                             1,800    115,956        0.1%
    SCSK Corp.                                                 2,500     90,677        0.0%
    Secom Co., Ltd.                                            5,600    430,332        0.2%
    Seibu Holdings, Inc.                                      10,300    217,298        0.1%
    Seiko Epson Corp.                                         20,300    332,654        0.2%
    Seria Co., Ltd.                                              500     29,393        0.0%
    Seven & I Holdings Co., Ltd.                              19,600    799,727        0.4%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
JAPAN -- (Continued)
    Seven Bank, Ltd.                                           49,700 $   211,186        0.1%
    Shimadzu Corp.                                             13,000     194,578        0.1%
    Shimano, Inc.                                               1,900     272,596        0.1%
    Shiseido Co., Ltd.                                          9,500     211,284        0.1%
    Showa Shell Sekiyu K.K.                                     1,400      14,610        0.0%
#   Skylark Co., Ltd.                                           5,600      71,188        0.0%
    SoftBank Group Corp.                                       51,240   2,755,200        1.3%
#   Sohgo Security Services Co., Ltd.                           1,500      83,295        0.0%
    Stanley Electric Co., Ltd.                                  6,800     138,259        0.1%
    Start Today Co., Ltd.                                       4,900     205,861        0.1%
    Sugi Holdings Co., Ltd.                                       800      38,679        0.0%
    Sumitomo Realty & Development Co., Ltd.                    10,000     290,763        0.1%
    Sundrug Co., Ltd.                                           1,700     120,795        0.1%
    Suntory Beverage & Food, Ltd.                               7,400     323,248        0.2%
    Suruga Bank, Ltd.                                           6,600     128,330        0.1%
    Suzuki Motor Corp.                                         18,000     493,264        0.2%
    Sysmex Corp.                                                9,900     619,139        0.3%
    Taisei Corp.                                               57,000     389,056        0.2%
    Taiyo Nippon Sanso Corp.                                    4,700      43,399        0.0%
#   Temp Holdings Co., Ltd.                                     4,800      72,056        0.0%
    Tokyo Electron, Ltd.                                       13,500     892,245        0.4%
#   Toray Industries, Inc.                                     57,000     476,108        0.2%
    TOTO, Ltd.                                                  6,499     220,380        0.1%
    Toyota Boshoku Corp.                                        8,200     152,551        0.1%
    Trend Micro, Inc.                                           6,300     238,921        0.1%
    Tsuruha Holdings, Inc.                                      1,600     153,465        0.1%
    Unicharm Corp.                                              8,200     169,503        0.1%
    USS Co., Ltd.                                              11,700     185,075        0.1%
#   Welcia Holdings Co., Ltd.                                     600      31,693        0.0%
#   Yahoo Japan Corp.                                          62,700     280,484        0.1%
    Yamaha Motor Co., Ltd.                                     29,400     481,229        0.2%
    Yamato Holdings Co., Ltd.                                  15,200     306,566        0.2%
    Yamazaki Baking Co., Ltd.                                  10,000     236,729        0.1%
    Yaskawa Electric Corp.                                     18,700     219,001        0.1%
    Yokogawa Electric Corp.                                     3,700      39,754        0.0%
    Zenkoku Hosho Co., Ltd.                                     3,900     137,159        0.1%
                                                                      -----------       ----
TOTAL JAPAN                                                            44,358,585       21.4%
                                                                      -----------       ----
NETHERLANDS -- (2.7%)
    GrandVision NV                                              2,435      66,875        0.1%
    Heineken NV                                                 4,716     442,489        0.2%
    Koninklijke Ahold NV                                       30,952     673,958        0.3%
#   RELX NV                                                   101,704   1,707,975        0.8%
    Unilever NV(904784709)                                     43,684   1,922,970        0.9%
#   Unilever NV(B12T3J1)                                        9,659     420,739        0.2%
    Wolters Kluwer NV                                          18,036     687,038        0.4%
                                                                      -----------       ----
TOTAL NETHERLANDS                                                       5,922,044        2.9%
                                                                      -----------       ----
NORWAY -- (0.7%)
    Bakkafrost P/F                                              1,610      56,953        0.0%
    Gjensidige Forsikring ASA                                  10,145     173,689        0.1%
    Kongsberg Gruppen ASA                                       4,736      79,401        0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NORWAY -- (Continued)
    Leroy Seafood Group ASA                                     2,343 $  114,350        0.1%
    Marine Harvest ASA                                         11,908    185,601        0.1%
    Salmar ASA                                                  2,108     52,377        0.0%
    Schibsted ASA Class A                                       3,689    107,515        0.1%
*   Schibsted ASA Class B                                       2,395     68,148        0.0%
    Telenor ASA                                                36,717    631,758        0.3%
    Veidekke ASA                                                4,272     58,612        0.0%
                                                                      ----------        ---
TOTAL NORWAY                                                           1,528,404        0.7%
                                                                      ----------        ---
SINGAPORE -- (1.0%)
    Dairy Farm International Holdings, Ltd.                    26,100    179,972        0.1%
    Great Eastern Holdings, Ltd.                                4,300     71,426        0.0%
    Jardine Cycle & Carriage, Ltd.                              9,644    275,721        0.1%
    Oversea-Chinese Banking Corp., Ltd.                        44,379    288,290        0.1%
    SATS, Ltd.                                                 11,800     35,934        0.0%
    Singapore Airlines, Ltd.                                   15,000    128,047        0.1%
    Singapore Exchange, Ltd.                                   62,100    346,614        0.2%
    Singapore Technologies Engineering, Ltd.                  131,700    314,369        0.2%
    Singapore Telecommunications, Ltd.                        193,100    552,341        0.3%
    StarHub, Ltd.                                              37,000     90,890        0.0%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        2,283,604        1.1%
                                                                      ----------        ---
SPAIN -- (2.6%)
    ACS Actividades de Construccion y Servicios SA              5,118    169,746        0.1%
*   Aena SA                                                       335     47,856        0.0%
    Amadeus IT Holding SA Class A                              37,346  1,702,991        0.8%
    Enagas SA                                                   9,823    299,895        0.2%
    Gas Natural SDG SA                                         15,860    330,729        0.2%
    Grifols SA                                                  2,148     46,833        0.0%
    Industria de Diseno Textil SA                              13,682    440,363        0.2%
    Red Electrica Corp. SA                                      7,661    685,156        0.3%
    Telefonica SA                                             185,463  2,028,816        1.0%
    Zardoya Otis SA                                             6,155     65,404        0.0%
                                                                      ----------        ---
TOTAL SPAIN                                                            5,817,789        2.8%
                                                                      ----------        ---
SWEDEN -- (2.5%)
    Alfa Laval AB                                              14,689    231,765        0.1%
    Assa Abloy AB Class B                                      25,034    526,021        0.3%
    Atlas Copco AB Class A                                     13,678    354,359        0.2%
    Atlas Copco AB Class B                                      7,999    192,183        0.1%
    Axfood AB                                                   4,412     81,804        0.0%
    BillerudKorsnas AB                                          3,602     56,016        0.0%
    Electrolux AB Series B                                     18,596    540,394        0.3%
*   Fingerprint Cards AB Class B                                3,360    201,496        0.1%
    Hennes & Mauritz AB Class B                                27,574    981,920        0.5%
    Hexpol AB                                                   5,500     56,922        0.0%
    Husqvarna AB Class B                                        6,499     51,870        0.0%
    Millicom International Cellular SA                          1,816    105,145        0.1%
    NCC AB Class B                                              5,786    197,938        0.1%
    Sandvik AB                                                 61,600    632,883        0.3%
    Securitas AB Class B                                       18,796    297,207        0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                                    OF NET
                                                              SHARES    VALUE++    ASSETS**
                                                              ------- ----------- ----------
SWEDEN -- (Continued)
    SKF AB Class A                                                994 $    18,247        0.0%
    SKF AB Class B                                             24,032     442,853        0.2%
    Swedish Match AB                                           14,696     466,772        0.2%
                                                                      -----------        ---
TOTAL SWEDEN                                                            5,435,795        2.6%
                                                                      -----------        ---
SWITZERLAND -- (7.7%)
    Actelion, Ltd.                                              5,892     954,976        0.5%
    Chocoladefabriken Lindt & Spruengli AG                          2     146,415        0.1%
    EMS-Chemie Holding AG                                         592     292,961        0.1%
#   Galenica AG                                                   245     358,678        0.2%
    Geberit AG                                                  2,058     791,778        0.4%
    Givaudan SA                                                   491     969,167        0.5%
    Kuehne + Nagel International AG                             2,797     403,650        0.2%
#   Partners Group Holding AG                                     968     399,240        0.2%
    Roche Holding AG(7108918)                                   1,195     306,355        0.1%
    Roche Holding AG(7110388)                                  28,259   7,149,786        3.4%
    Schindler Holding AG                                        1,430     263,087        0.1%
    SGS SA                                                        366     806,986        0.4%
    Sika AG                                                       241   1,027,129        0.5%
    Sonova Holding AG                                           3,363     450,231        0.2%
#   Swisscom AG                                                 2,298   1,167,794        0.6%
    Syngenta AG                                                 4,072   1,633,543        0.8%
                                                                      -----------        ---
TOTAL SWITZERLAND                                                      17,121,776        8.3%
                                                                      -----------        ---
UNITED KINGDOM -- (16.8%)
    Admiral Group P.L.C.                                        9,586     260,534        0.1%
    Ashtead Group P.L.C.                                       43,862     583,339        0.3%
    BAE Systems P.L.C.                                        277,861   1,938,542        0.9%
    British American Tobacco P.L.C.                            21,589   1,316,327        0.6%
    British American Tobacco P.L.C. Sponsored ADR              27,489   3,357,781        1.6%
    BT Group P.L.C.                                           386,214   2,503,466        1.2%
    Bunzl P.L.C.                                                7,606     227,024        0.1%
    Burberry Group P.L.C.                                      20,946     364,703        0.2%
    Capita P.L.C.                                              38,821     568,803        0.3%
    Centrica P.L.C.                                           456,982   1,595,883        0.8%
    Compass Group P.L.C.                                       87,759   1,562,838        0.8%
    Croda International P.L.C.                                  9,697     427,177        0.2%
    Diageo P.L.C.                                              16,150     436,633        0.2%
    Diageo P.L.C. Sponsored ADR                                12,382   1,341,342        0.6%
    DS Smith P.L.C.                                            33,792     188,468        0.1%
    easyJet P.L.C.                                              8,149     175,638        0.1%
    Experian P.L.C.                                            61,861   1,133,589        0.5%
    G4S P.L.C.                                                100,158     276,187        0.1%
    GKN P.L.C.                                                 50,510     206,127        0.1%
    GlaxoSmithKline P.L.C. Sponsored ADR                       97,078   4,165,617        2.0%
    Hargreaves Lansdown P.L.C.                                 21,629     407,219        0.2%
    Imperial Brands P.L.C.                                     22,219   1,208,118        0.6%
    Inmarsat P.L.C.                                            38,701     526,568        0.3%
    InterContinental Hotels Group P.L.C. ADR                   15,823     635,135        0.3%
    International Consolidated Airlines Group SA               69,899     537,404        0.3%
    Intertek Group P.L.C.                                      13,357     637,205        0.3%
    ITV P.L.C.                                                298,588     984,224        0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES     VALUE++     ASSETS**
                                                                --------- ------------ ----------
UNITED KINGDOM -- (Continued)
      Johnson Matthey P.L.C.                                        7,263 $    306,970        0.2%
*     Liberty Global P.L.C. LiLAC Class A                              43        1,625        0.0%
*     Liberty Global P.L.C. LiLAC Class C                             107        4,337        0.0%
      Merlin Entertainments P.L.C.                                  8,875       56,061        0.0%
      Mondi P.L.C.                                                 17,040      326,394        0.2%
      Next P.L.C.                                                  12,502      930,475        0.5%
      Provident Financial P.L.C.                                    6,443      274,801        0.1%
      Reckitt Benckiser Group P.L.C.                               11,243    1,095,281        0.5%
      RELX P.L.C.                                                  74,160    1,313,836        0.6%
      RELX P.L.C. Sponsored ADR                                     1,628       29,271        0.0%
      Rentokil Initial P.L.C.                                      25,049       64,550        0.0%
      Rexam P.L.C.                                                 21,492      196,559        0.1%
      Rightmove P.L.C.                                              7,693      434,772        0.2%
      Rolls-Royce Holdings P.L.C.(BDH6KD4)                        466,896          682        0.0%
      Rolls-Royce Holdings P.L.C.(B63H849)                          6,576       64,512        0.0%
      Sage Group P.L.C. (The)                                      38,892      336,878        0.2%
      Sky P.L.C.                                                   55,248      759,441        0.4%
      Smiths Group P.L.C.                                           6,137       99,594        0.0%
      TUI AG                                                       35,497      515,243        0.3%
      Unilever P.L.C.                                                 712       31,813        0.0%
      Unilever P.L.C. Sponsored ADR                                32,268    1,447,542        0.7%
      Whitbread P.L.C.                                              5,981      339,014        0.2%
      William Hill P.L.C.                                          39,565      181,141        0.1%
      Wolseley P.L.C.                                              12,725      712,754        0.3%
                                                                          ------------      -----
TOTAL UNITED KINGDOM                                                        37,089,437       17.9%
                                                                          ------------      -----
TOTAL COMMON STOCKS                                                        204,569,274       98.8%
                                                                          ------------      -----
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Fuchs Petrolub SE                                             3,032      129,832        0.1%
      Henkel AG & Co. KGaA                                          3,718      424,666        0.1%
                                                                          ------------      -----
TOTAL GERMANY                                                                  554,498        0.2%
                                                                          ------------      -----
TOTAL PREFERRED STOCKS                                                         554,498        0.2%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                205,123,772
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund                            1,394,960   16,139,689        7.8%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $216,650,378)                         $221,263,461      106.8%
                                                                          ============      =====

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                            -- $ 13,407,681   --    $ 13,407,681
     Austria                              --      228,738   --         228,738
     Belgium                              --    1,212,763   --       1,212,763
     Canada                      $18,207,823           --   --      18,207,823
     Denmark                              --    2,674,466   --       2,674,466
     Finland                              --    1,550,418   --       1,550,418
     France                               --   18,238,575   --      18,238,575
     Germany                              --   16,734,226   --      16,734,226
     Hong Kong                        33,596    5,695,179   --       5,728,775
     Ireland                              --    1,181,552   --       1,181,552
     Israel                          441,552      756,538   --       1,198,090
     Italy                                --    4,648,733   --       4,648,733
     Japan                                --   44,358,585   --      44,358,585
     Netherlands                   1,922,970    3,999,074   --       5,922,044
     Norway                               --    1,528,404   --       1,528,404
     Singapore                            --    2,283,604   --       2,283,604
     Spain                                --    5,817,789   --       5,817,789
     Sweden                               --    5,435,795   --       5,435,795
     Switzerland                          --   17,121,776   --      17,121,776
     United Kingdom               10,982,650   26,106,787   --      37,089,437
  Preferred Stocks
     Germany                              --      554,498   --         554,498
  Securities Lending Collateral           --   16,139,689   --      16,139,689
                                 ----------- ------------   --    ------------
  TOTAL                          $31,588,591 $189,674,870   --    $221,263,461
                                 =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
COMMON STOCKS -- (87.3%)

AUSTRALIA -- (6.4%)
    Acrux, Ltd.                                               30,615 $ 14,307        0.0%
    Adelaide Brighton, Ltd.                                   60,109  235,143        0.2%
#   Ainsworth Game Technology, Ltd.                           12,620   22,294        0.0%
    Altium, Ltd.                                               3,786   17,621        0.0%
    AMA Group, Ltd.                                           23,670   16,861        0.0%
    Ansell, Ltd.                                               1,455   21,961        0.0%
    APN Outdoor Group, Ltd.                                   17,292   82,649        0.1%
#   ARB Corp., Ltd.                                            9,406  114,788        0.1%
#   Asaleo Care, Ltd.                                         35,038   52,199        0.1%
*   ASG Group, Ltd.                                           22,764   19,011        0.0%
    Automotive Holdings Group, Ltd.                           19,987   59,322        0.1%
#   Bellamy's Australia, Ltd.                                  7,084   54,033        0.1%
#   Blackmores, Ltd.                                           1,573  191,562        0.2%
    Blue Sky Alternative Investments, Ltd.                     2,818   14,950        0.0%
    Breville Group, Ltd.                                      13,151   81,847        0.1%
    BT Investment Management, Ltd.                             4,302   32,140        0.0%
#   carsales.com, Ltd.                                        28,826  256,757        0.2%
    Cochlear, Ltd.                                             4,620  377,899        0.4%
    Collins Foods, Ltd.                                        9,332   28,464        0.0%
    Corporate Travel Management, Ltd.                          5,951   64,167        0.1%
#   Cover-More Group, Ltd.                                    31,111   32,916        0.0%
    Credit Corp. Group, Ltd.                                   6,299   48,275        0.0%
#*  Dick Smith Holdings, Ltd.                                 13,091       --        0.0%
    Domino's Pizza Enterprises, Ltd.                           8,840  414,035        0.4%
    DuluxGroup, Ltd.                                          53,983  261,449        0.2%
*   Elders, Ltd.                                              12,286   31,763        0.0%
    Event Hospitality and Entertainment, Ltd.                 11,793  134,326        0.1%
#   FlexiGroup, Ltd.                                          26,890   48,609        0.0%
#   Flight Centre Travel Group, Ltd.                           7,625  227,038        0.2%
#   G8 Education, Ltd.                                        39,656  118,041        0.1%
    GBST Holdings, Ltd.                                        2,768    9,979        0.0%
    GWA Group, Ltd.                                           35,709   62,391        0.1%
    Hansen Technologies, Ltd.                                 24,259   62,383        0.1%
    Iluka Resources, Ltd.                                     22,594  109,658        0.1%
    Independence Group NL                                     46,724  107,960        0.1%
    Infomedia, Ltd.                                           45,242   20,234        0.0%
    Integrated Research, Ltd.                                  2,025    3,366        0.0%
    InvoCare, Ltd.                                            15,077  139,971        0.1%
    IRESS, Ltd.                                               18,223  160,474        0.2%
#   iSentia Group, Ltd.                                       22,031   60,538        0.1%
#   JB Hi-Fi, Ltd.                                            14,480  240,893        0.2%
    Magellan Financial Group, Ltd.                            16,100  261,170        0.2%
#   Mantra Group, Ltd.                                        29,400   82,294        0.1%
    McMillan Shakespeare, Ltd.                                 8,974   83,403        0.1%
#   Monadelphous Group, Ltd.                                   8,935   51,451        0.1%
    Mortgage Choice, Ltd.                                      3,804    4,890        0.0%
#   Navitas, Ltd.                                             29,932  115,945        0.1%
*   Nearmap, Ltd.                                             56,987   22,247        0.0%
*   NetComm Wireless, Ltd.                                     6,386   14,187        0.0%
    nib holdings, Ltd.                                        58,778  203,265        0.2%
    Nick Scali, Ltd.                                           6,436   19,937        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
AUSTRALIA -- (Continued)
    Northern Star Resources, Ltd.                              71,517 $  212,713        0.2%
    Orora, Ltd.                                               146,448    291,910        0.3%
#   OzForex Group, Ltd.                                        23,002     37,604        0.0%
    Pact Group Holdings, Ltd.                                  20,527     80,406        0.1%
#   Perpetual, Ltd.                                             5,726    185,119        0.2%
    Platinum Asset Management, Ltd.                            32,099    147,178        0.1%
    Reckon, Ltd.                                                7,098      7,531        0.0%
    Reece, Ltd.                                                 2,551     69,893        0.1%
    Regis Healthcare, Ltd.                                     17,655     68,165        0.1%
    Regis Resources, Ltd.                                      52,126    115,931        0.1%
    Reject Shop, Ltd. (The)                                     4,062     38,252        0.0%
    SAI Global, Ltd.                                           27,178     75,090        0.1%
    Sandfire Resources NL                                      16,287     72,822        0.1%
#*  Saracen Mineral Holdings, Ltd.                            107,631     87,575        0.1%
    SeaLink Travel Group, Ltd.                                  4,956     17,489        0.0%
    Seek, Ltd.                                                 16,780    207,651        0.2%
    Servcorp, Ltd.                                              3,432     18,657        0.0%
    SG Fleet Group, Ltd.                                       14,919     38,964        0.0%
    Silver Chef, Ltd.                                           2,022     15,149        0.0%
    Sirtex Medical, Ltd.                                        8,260    185,805        0.2%
    Slater & Gordon, Ltd.                                      35,293      7,839        0.0%
    Spotless Group Holdings, Ltd.                              68,983     67,610        0.1%
*   St Barbara, Ltd.                                           77,385    137,702        0.1%
#   Super Retail Group, Ltd.                                   16,174    103,456        0.1%
    Tabcorp Holdings, Ltd.                                    105,571    354,104        0.3%
    Technology One, Ltd.                                       36,003    132,904        0.1%
    Tox Free Solutions, Ltd.                                    8,865     19,470        0.0%
    Village Roadshow, Ltd.                                     13,638     54,276        0.1%
#   Virtus Health, Ltd.                                         9,903     50,712        0.0%
    Vita Group, Ltd.                                            6,614     17,710        0.0%
    Webjet, Ltd.                                                9,731     44,573        0.0%
                                                                      ----------        ---
TOTAL AUSTRALIA                                                        7,875,323        7.2%
                                                                      ----------        ---
AUSTRIA -- (0.9%)
    Andritz AG                                                  8,961    503,000        0.5%
    DO & CO AG                                                    883    100,097        0.1%
    Mayr Melnhof Karton AG                                        123     14,474        0.0%
    Oesterreichische Post AG                                    5,562    217,359        0.2%
#   RHI AG                                                      1,968     42,359        0.0%
#   Rosenbauer International AG                                   604     41,261        0.0%
#   Semperit AG Holding                                         1,367     49,117        0.0%
    Telekom Austria AG                                         10,822     67,910        0.1%
    Zumtobel Group AG                                           4,377     56,964        0.1%
                                                                      ----------        ---
TOTAL AUSTRIA                                                          1,092,541        1.0%
                                                                      ----------        ---
BELGIUM -- (1.4%)
*   AGFA-Gevaert NV                                            23,930     95,153        0.1%
    bpost SA                                                   13,114    370,334        0.3%
    Cie d'Entreprises CFE                                       1,026    101,978        0.1%
    Econocom Group SA                                           6,567     70,883        0.1%
    EVS Broadcast Equipment SA                                  1,947     66,026        0.1%
#   Fagron                                                      3,527     25,788        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
BELGIUM -- (Continued)
    Ion Beam Applications                                      1,148 $   47,356        0.0%
    Kinepolis Group NV                                         2,310    101,917        0.1%
    Lotus Bakeries                                                32     61,837        0.1%
    Melexis NV                                                 3,431    189,885        0.1%
*   Mobistar SA                                                4,333     94,836        0.1%
    Ontex Group NV                                             7,748    237,664        0.2%
    Resilux                                                       99     15,873        0.0%
*   Tessenderlo Chemie NV                                      3,833    131,919        0.1%
    Van de Velde NV                                            1,055     74,059        0.1%
                                                                     ----------        ---
TOTAL BELGIUM                                                         1,685,508        1.5%
                                                                     ----------        ---
CANADA -- (7.1%)
    AGT Food & Ingredients, Inc.                               2,700     87,281        0.1%
    Aimia, Inc.                                               17,497    119,371        0.1%
*   Air Canada                                                 3,527     26,227        0.0%
    AirBoss of America Corp.                                   1,900     24,229        0.0%
    Algonquin Power & Utilities Corp.                         22,906    200,088        0.2%
    Altus Group, Ltd.                                            730     12,864        0.0%
    Andrew Peller, Ltd. Class A                                  700     15,811        0.0%
*   ATS Automation Tooling Systems, Inc.                       7,939     73,461        0.1%
    AutoCanada, Inc.                                           1,300     21,271        0.0%
#*  Avigilon Corp.                                             3,700     47,536        0.0%
#   Badger Daylighting, Ltd.                                   4,038     75,212        0.1%
#   Bird Construction, Inc.                                    4,300     39,857        0.0%
    BMTC Group, Inc.                                             100      1,115        0.0%
    Bonterra Energy Corp.                                      2,473     53,335        0.1%
    Boralex, Inc. Class A                                      1,143     14,967        0.0%
*   BRP, Inc.                                                  5,174     82,268        0.1%
    Canadian Energy Services & Technology Corp.                4,456     13,602        0.0%
*   Canfor Corp.                                               7,438     81,334        0.1%
    Canfor Pulp Products, Inc.                                 2,672     21,679        0.0%
*   Celestica, Inc.                                           11,252    120,618        0.1%
    Cineplex, Inc.                                             7,209    284,924        0.3%
*   Claude Resources, Inc.                                    11,500     19,706        0.0%
    Clearwater Seafoods, Inc.                                  1,900     20,988        0.0%
    Cogeco, Inc.                                               1,000     40,902        0.0%
    Colliers International Group, Inc.                         3,909    161,694        0.2%
    Computer Modelling Group, Ltd.                            10,156     81,267        0.1%
    Corby Spirit and Wine, Ltd.                                1,200     17,933        0.0%
    Cott Corp.                                                13,249    175,604        0.2%
    DHX Media, Ltd.(BRF12P5)                                   9,800     59,517        0.1%
    DHX Media, Ltd.(BRF12N3)                                   1,900     11,584        0.0%
    DirectCash Payments, Inc.                                  1,573     16,173        0.0%
*   DIRTT Environmental Solutions                              7,400     31,966        0.0%
#   EnerCare, Inc.                                             8,723    110,541        0.1%
    Enghouse Systems, Ltd.                                     2,107     88,079        0.1%
    Equitable Group, Inc.                                        200      9,556        0.0%
    Evertz Technologies, Ltd.                                  3,300     44,659        0.0%
    Exchange Income Corp.                                      2,100     48,236        0.1%
    Exco Technologies, Ltd.                                    4,161     44,605        0.0%
#   Extendicare, Inc.                                         12,625     93,075        0.1%
    Fiera Capital Corp.                                        4,800     51,148        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
CANADA -- (Continued)
    First National Financial Corp.                             1,100 $ 24,986        0.0%
    FirstService Corp.                                         3,609  162,171        0.2%
*   Fortuna Silver Mines, Inc.                                16,700  106,879        0.1%
#   Gamehost, Inc.                                               100      893        0.0%
#   Gibson Energy, Inc.                                       13,318  197,960        0.2%
    Gluskin Sheff + Associates, Inc.                           3,747   53,337        0.1%
*   Great Canadian Gaming Corp.                                5,500   79,692        0.1%
    High Liner Foods, Inc.                                     3,616   49,137        0.1%
#   Home Capital Group, Inc.                                   7,048  211,154        0.2%
    Horizon North Logistics, Inc.                              7,940    8,923        0.0%
*   IMAX Corp.                                                 6,684  213,888        0.2%
    Information Services Corp.                                 2,603   30,434        0.0%
#   Innergex Renewable Energy, Inc.                           13,200  145,708        0.1%
    Intertape Polymer Group, Inc.                              7,146  112,370        0.1%
    K-Bro Linen, Inc.                                            803   25,696        0.0%
*   Kirkland Lake Gold, Inc.                                  14,893  113,594        0.1%
*   Klondex Mines, Ltd.                                       14,738   55,795        0.1%
    Leon's Furniture, Ltd.                                     2,432   29,210        0.0%
    Logistec Corp. Class B                                       300    9,961        0.0%
    Lucara Diamond Corp.                                      41,900  106,862        0.1%
    MacDonald Dettwiler & Associates, Ltd.                     3,381  236,861        0.2%
    Magellan Aerospace Corp.                                   2,900   40,795        0.0%
#   Manitoba Telecom Services, Inc.                            3,115   81,531        0.1%
    Martinrea International, Inc.                             10,585   80,060        0.1%
    Mediagrif Interactive Technologies, Inc.                     800   10,265        0.0%
    Medical Facilities Corp.                                   3,447   46,731        0.0%
    Morneau Shepell, Inc.                                      4,800   67,331        0.1%
    MTY Food Group, Inc.                                       1,800   47,701        0.0%
#   Mullen Group, Ltd.                                         9,454  110,084        0.1%
    New Flyer Industries, Inc.                                 4,783  140,932        0.1%
    Norbord, Inc.                                              4,900   97,672        0.1%
    North West Co., Inc. (The)                                 5,293  117,655        0.1%
#   Northland Power, Inc.                                     13,327  221,037        0.2%
    OceanaGold Corp.                                          63,414  226,930        0.2%
*   Parex Resources, Inc.                                     13,286  133,104        0.1%
    Parkland Fuel Corp.                                       10,600  202,166        0.2%
    Pason Systems, Inc.                                        8,002  116,328        0.1%
    Premium Brands Holdings Corp.                              3,000  129,401        0.1%
*   Raging River Exploration, Inc.                            25,387  205,775        0.2%
*   Redknee Solutions, Inc.                                    9,300   14,676        0.0%
    Richelieu Hardware, Ltd.                                   6,900  122,360        0.1%
*   Richmont Mines, Inc.                                       7,600   59,119        0.1%
    Rogers Sugar, Inc.                                         6,100   24,357        0.0%
    Sandvine Corp.                                             4,232    9,141        0.0%
#*  SEMAFO, Inc.                                              33,100  147,469        0.1%
    ShawCor, Ltd.                                              1,470   39,717        0.0%
    Sienna Senior Living, Inc.                                 4,600   58,989        0.1%
    Stantec, Inc.                                              9,960  255,291        0.2%
    Stella-Jones, Inc.                                         5,300  202,631        0.2%
#   Student Transportation, Inc.                               7,455   36,957        0.0%
    Superior Plus Corp.                                       13,538  117,825        0.1%
    Toromont Industries, Ltd.                                 10,253  307,337        0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
CANADA -- (Continued)
    Total Energy Services, Inc.                                 1,161 $   12,205        0.0%
    Transcontinental, Inc. Class A                              6,800    106,875        0.1%
    TransForce, Inc.                                            8,787    165,837        0.2%
*   Trilogy Energy Corp.                                        4,992     21,684        0.0%
    Wajax Corp.                                                   808     11,695        0.0%
#   Western Forest Products, Inc.                              45,028     80,747        0.1%
    WestJet Airlines, Ltd.                                        700     11,716        0.0%
    Westshore Terminals Investment Corp.                        6,441     94,148        0.1%
    Whistler Blackcomb Holdings, Inc.                           3,900     81,220        0.1%
    Winpak, Ltd.                                                3,600    124,208        0.1%
    ZCL Composites, Inc.                                        3,300     21,672        0.0%
                                                                      ----------        ---
TOTAL CANADA                                                           8,723,168        8.0%
                                                                      ----------        ---
CHINA -- (0.0%)
    Aupu Group Holding Co., Ltd.                               60,000     16,203        0.0%
*   HNA International Investment Holdings, Ltd.               330,000     22,057        0.0%
                                                                      ----------        ---
TOTAL CHINA                                                               38,260        0.0%
                                                                      ----------        ---
DENMARK -- (1.6%)
    Ambu A.S. Class B                                             572     19,725        0.0%
*   BoConcept Holding A.S. Class B                                184     12,176        0.0%
    DFDS A.S.                                                   3,783    150,977        0.1%
    GN Store Nord A.S.                                         22,057    434,042        0.4%
*   H+H International A.S. Class B                              2,233     24,764        0.0%
    IC Group A.S.                                                 770     26,046        0.0%
    PER Aarsleff A.S. Class B                                   2,270     62,735        0.1%
    Royal Unibrew A.S.                                          6,344    286,629        0.3%
    SimCorp A.S.                                                6,294    283,137        0.3%
*   Topdanmark A.S.                                            11,942    316,224        0.3%
*   William Demant Holding A.S.                                 3,599    370,083        0.3%
                                                                      ----------        ---
TOTAL DENMARK                                                          1,986,538        1.8%
                                                                      ----------        ---
FINLAND -- (2.2%)
    Amer Sports Oyj                                            10,008    296,276        0.3%
    Caverion Corp.                                              8,881     65,180        0.1%
#   Elisa Oyj                                                  16,557    619,099        0.6%
#   Huhtamaki Oyj                                               9,162    360,388        0.3%
    Konecranes Oyj                                                720     16,533        0.0%
    Lassila & Tikanoja Oyj                                      3,399     59,146        0.1%
    Metso Oyj                                                   6,272    151,076        0.1%
    Oriola-KD Oyj Class B                                      17,922     88,693        0.1%
    Orion Oyj Class A                                           3,737    128,583        0.1%
    Orion Oyj Class B                                          13,580    474,278        0.4%
    Ponsse Oy                                                   1,593     40,738        0.0%
    Ramirent Oyj                                                5,723     40,030        0.0%
#   Revenio Group Oyj                                             746     22,053        0.0%
    Tieto Oyj                                                   6,259    164,475        0.2%
    Tikkurila Oyj                                               5,110     89,697        0.1%
    Uponor Oyj                                                  6,098     94,083        0.1%
                                                                      ----------        ---
TOTAL FINLAND                                                          2,710,328        2.5%
                                                                      ----------        ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
FRANCE -- (4.8%)
#*  Air France-KLM                                            17,150 $153,649        0.2%
    Akka Technologies                                            886   28,569        0.0%
    Alten SA                                                   3,482  214,994        0.2%
    Altran Technologies SA                                    14,519  215,489        0.2%
    Aubay                                                        818   18,430        0.0%
    Bastide le Confort Medical                                   488   10,143        0.0%
    BioMerieux                                                 1,660  214,259        0.2%
    Boiron SA                                                    892   71,501        0.1%
    Burelle SA                                                    13   12,057        0.0%
*   Cegedim SA                                                   589   16,165        0.0%
    Cegid Group SA                                               618   43,705        0.0%
    Devoteam SA                                                  587   27,378        0.0%
#   Elior Group                                               10,182  218,873        0.2%
    Eurofins Scientific SE                                       591  219,276        0.2%
    Euronext NV                                                7,904  334,117        0.3%
    Faurecia                                                   8,359  345,377        0.3%
*   GameLoft SE                                                4,576   38,769        0.0%
    Gaztransport Et Technigaz SA                               2,153   79,892        0.1%
    GFI Informatique SA                                        3,348   32,475        0.0%
    Groupe Crit                                                  163   10,744        0.0%
#   Groupe Gorge                                                 423   10,410        0.0%
    Guerbet                                                    1,092   71,727        0.1%
    Havas SA                                                  16,935  141,995        0.1%
*   ID Logistics Group                                           273   32,852        0.0%
    Imerys SA                                                    130    9,600        0.0%
    Ipsen SA                                                   3,060  185,004        0.2%
*   Le Noble Age                                                 725   24,780        0.0%
    Lectra                                                     3,152   47,908        0.1%
    Linedata Services                                            491   22,470        0.0%
    LISI                                                       1,963   56,169        0.1%
    Metropole Television SA                                    8,527  161,760        0.2%
#   Oeneo SA                                                   3,833   31,746        0.0%
    Orpea                                                        771   63,607        0.1%
    Plastic Omnium SA                                          8,080  267,746        0.3%
    Sartorius Stedim Biotech                                     337  128,785        0.1%
    SEB SA                                                     2,861  320,531        0.3%
    Somfy SA                                                      32   11,684        0.0%
    Sopra Steria Group                                         1,591  185,066        0.2%
*   Stallergenes Greer P.L.C.                                     98    2,986        0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                   9,794   40,246        0.0%
    Stef SA                                                      147   11,095        0.0%
    Synergie SA                                                1,429   43,141        0.0%
    Tarkett SA                                                 1,829   59,667        0.1%
    Technicolor SA                                            45,659  313,187        0.3%
    Teleperformance                                            7,151  642,318        0.6%
    Tessi SA                                                     132   21,880        0.0%
    Thermador Groupe                                             181   16,538        0.0%
*   UBISOFT Entertainment                                     12,800  371,521        0.4%
    Vilmorin & Cie SA                                            370   26,481        0.0%
    Virbac SA                                                    527   96,106        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
FRANCE -- (Continued)
*   Worldline SA                                               5,287 $  148,248        0.1%
                                                                     ----------        ---
TOTAL FRANCE                                                          5,873,116        5.4%
                                                                     ----------        ---
GERMANY -- (5.4%)
    Amadeus Fire AG                                              719     54,053        0.1%
    Axel Springer SE                                           3,642    203,650        0.2%
    Basler AG                                                    591     32,777        0.0%
    Bechtle AG                                                   191     19,976        0.0%
#   Bertrandt AG                                                 537     62,155        0.1%
    BRAAS Monier Building Group SA                             1,725     47,955        0.1%
    CANCOM SE                                                  2,234    113,990        0.1%
    CENIT AG                                                     804     19,143        0.0%
    Cewe Stiftung & Co. KGAA                                     665     41,937        0.0%
    CompuGroup Medical SE                                      3,549    139,472        0.1%
*   Constantin Medien AG                                       7,778     18,843        0.0%
    CTS Eventim AG & Co. KGaA                                  6,196    217,448        0.2%
    Delticom AG                                                  277      5,083        0.0%
*   Dialog Semiconductor P.L.C.                                9,177    320,061        0.3%
    Dr Hoenle AG                                                 472     12,455        0.0%
#   Drillisch AG                                               6,362    263,108        0.2%
    Duerr AG                                                   3,063    245,772        0.2%
    Fielmann AG                                                3,292    243,251        0.2%
#   Freenet AG                                                14,011    428,896        0.4%
    Fuchs Petrolub SE                                          4,186    154,479        0.2%
    Gerresheimer AG                                            3,697    275,728        0.3%
    GFT Technologies SE                                        3,181     78,200        0.1%
    Hugo Boss AG                                               4,625    295,149        0.3%
    KION Group AG                                              6,683    364,942        0.3%
    Krones AG                                                  1,723    196,790        0.2%
#   KUKA AG                                                    3,429    338,686        0.3%
    KWS Saat SE                                                   37     12,840        0.0%
#   MTU Aero Engines AG                                        6,138    580,328        0.5%
    Nemetschek SE                                              3,181    178,005        0.2%
*   Nordex SE                                                  8,381    235,853        0.2%
    Norma Group SE                                             3,608    186,290        0.2%
    OHB SE                                                       467     10,298        0.0%
#   R Stahl AG                                                   254      8,624        0.0%
    Rational AG                                                  484    245,969        0.2%
    Schaltbau Holding AG                                         791     42,673        0.0%
    Sixt SE                                                    1,101     63,856        0.1%
*   Stabilus SA                                                2,492    124,566        0.1%
    Stada Arzneimittel AG                                      2,567    109,144        0.1%
    STRATEC Biomedical AG                                        253     14,514        0.0%
#   Stroeer SE & Co KGaA                                       3,060    150,953        0.1%
    Takkt AG                                                   4,021     84,040        0.1%
    Washtec AG                                                 1,821     73,820        0.1%
*   Wincor Nixdorf AG                                          3,832    209,730        0.2%
    XING AG                                                      336     63,790        0.1%
    Zeal Network SE                                              686     31,801        0.0%
                                                                     ----------        ---
TOTAL GERMANY                                                         6,621,093        6.1%
                                                                     ----------        ---

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                               SHARES   VALUE++   ASSETS**
                                                              --------- -------- ----------
HONG KONG -- (2.6%)
    APT Satellite Holdings, Ltd.                                 45,750 $ 36,306        0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                500      706        0.0%
#   ASM Pacific Technology, Ltd.                                 26,500  190,451        0.2%
*   Auto Italia Holdings                                        300,000    7,333        0.0%
    BEP International Holdings, Ltd.                          1,320,000   86,595        0.1%
    Bonjour Holdings, Ltd.                                       77,000    3,167        0.0%
    Bright Smart Securities & Commodities Group, Ltd.            98,000   27,510        0.0%
#   Brightoil Petroleum Holdings, Ltd.                          290,000   91,810        0.1%
    Cafe de Coral Holdings, Ltd.                                 42,000  126,799        0.1%
#*  CAR, Inc.                                                    76,000   86,574        0.1%
*   China Medical & Healthcare Group, Ltd.                      210,000   12,143        0.0%
*   China Smarter Energy Group Holdings, Ltd.                   354,000   22,289        0.0%
    Chow Sang Sang Holdings International, Ltd.                  22,000   35,675        0.0%
    CITIC Telecom International Holdings, Ltd.                  148,000   61,444        0.1%
*   Convoy Financial Holdings, Ltd.                           1,014,000   41,011        0.1%
#   CW Group Holdings, Ltd.                                      22,500    6,636        0.0%
#*  Differ Group Holding Co., Ltd.                               40,000    3,386        0.0%
    Emperor Capital Group, Ltd.                                 150,000   13,276        0.0%
#   Fairwood Holdings, Ltd.                                      16,500   58,428        0.1%
    Future Bright Holdings, Ltd.                                 30,000    3,427        0.0%
*   GCL New Energy Holdings, Ltd.                               342,000   16,913        0.0%
    Giordano International, Ltd.                                132,000   59,633        0.1%
#   Guotai Junan International Holdings, Ltd.                   239,000   79,882        0.1%
    Haitong International Securities Group, Ltd.                144,162   82,970        0.1%
    Hang Fat Ginseng Holdings Co., Ltd.                         430,000    4,760        0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                      3,200   20,812        0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.       130,000   45,644        0.1%
#   IGG, Inc.                                                    72,000   31,214        0.0%
#*  iOne Holdings, Ltd.                                         180,000    4,632        0.0%
    Johnson Electric Holdings, Ltd.                              38,375  113,162        0.1%
    L'Occitane International SA                                  38,500   73,901        0.1%
*   L'sea Resources International Holdings, Ltd.                430,000   10,489        0.0%
    Lifestyle International Holdings, Ltd.                       63,500  105,189        0.1%
#   Luk Fook Holdings International, Ltd.                        42,000   95,438        0.1%
    Man Wah Holdings, Ltd.                                       80,800   94,228        0.1%
*   Mason Financial Holdings, Ltd.                              680,000   27,537        0.0%
#   NagaCorp, Ltd.                                              138,000   98,850        0.1%
    Newocean Energy Holdings, Ltd.                               78,000   26,646        0.0%
    Pacific Textiles Holdings, Ltd.                              87,000  111,790        0.1%
    Paradise Entertainment, Ltd.                                 36,000    5,557        0.0%
    Playmates Toys, Ltd.                                         56,000   14,569        0.0%
#   SA SA International Holdings, Ltd.                          122,370   37,296        0.0%
    Shenwan Hongyuan HK, Ltd.                                    35,000   16,936        0.0%
    Sitoy Group Holdings, Ltd.                                   26,000    9,440        0.0%
    SmarTone Telecommunications Holdings, Ltd.                   39,500   65,094        0.1%
    Stella International Holdings, Ltd.                          53,500  134,971        0.1%
    Television Broadcasts, Ltd.                                  39,200  146,492        0.1%
    Texwinca Holdings, Ltd.                                      98,000   95,301        0.1%
*   Tom Group, Ltd.                                              96,000   23,786        0.0%
    Tradelink Electronic Commerce, Ltd.                          60,000   13,270        0.0%
*   United Laboratories International Holdings, Ltd. (The)       24,000    9,975        0.0%
    Value Partners Group, Ltd.                                   83,000   79,228        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
HONG KONG -- (Continued)
    Varitronix International, Ltd.                             17,000 $   13,568        0.0%
    Vitasoy International Holdings, Ltd.                       98,000    183,207        0.2%
#   VTech Holdings, Ltd.                                       19,300    199,482        0.2%
    Xinyi Glass Holdings, Ltd.                                212,000    143,865        0.1%
                                                                      ----------        ---
TOTAL HONG KONG                                                        3,210,693        3.0%
                                                                      ----------        ---
IRELAND -- (0.5%)
    Glanbia P.L.C.                                              4,714     88,977        0.1%
    Irish Continental Group P.L.C.                             19,445    114,838        0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                         1,498    201,297        0.2%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                         1,446    193,499        0.2%
                                                                      ----------        ---
TOTAL IRELAND                                                            598,611        0.6%
                                                                      ----------        ---
ISRAEL -- (0.5%)
*   Cellcom Israel, Ltd.                                        4,942     36,618        0.1%
    Delek Automotive Systems, Ltd.                              5,430     50,530        0.1%
    Delta-Galil Industries, Ltd.                                  822     22,620        0.0%
    Electra, Ltd.                                                 187     24,505        0.0%
    Frutarom Industries, Ltd.                                   2,116    110,030        0.1%
    Hilan, Ltd.                                                 1,695     23,379        0.0%
    IDI Insurance Co., Ltd.                                       404     21,023        0.0%
    Ituran Location and Control, Ltd.                           1,416     30,164        0.0%
    Matrix IT, Ltd.                                             1,838     12,532        0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                        1,629      8,312        0.0%
*   Oil Refineries, Ltd.                                       87,374     31,761        0.0%
*   Partner Communications Co., Ltd.                            6,476     33,615        0.0%
    Paz Oil Co., Ltd.                                             325     50,733        0.1%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.          573     23,539        0.0%
    Shikun & Binui, Ltd.                                       27,147     51,894        0.1%
    Shufersal, Ltd.                                             8,563     29,062        0.0%
    Strauss Group, Ltd.                                         3,719     59,639        0.1%
*   Tower Semiconductor, Ltd.                                   2,821     32,874        0.0%
                                                                      ----------        ---
TOTAL ISRAEL                                                             652,830        0.6%
                                                                      ----------        ---
ITALY -- (3.5%)
    Amplifon SpA                                               11,932    109,878        0.1%
*   Autogrill SpA                                              20,239    171,762        0.2%
    Azimut Holding SpA                                         16,503    416,558        0.4%
    Banca Generali SpA                                          8,994    267,635        0.3%
    Banca IFIS SpA                                              3,817    109,415        0.1%
    BasicNet SpA                                                7,389     30,268        0.0%
    BI Esse SpA                                                 2,003     30,513        0.0%
    Brembo SpA                                                  4,505    242,377        0.2%
    Brunello Cucinelli SpA                                      3,099     60,849        0.1%
    Cerved Information Solutions SpA                           16,713    134,734        0.1%
    Datalogic SpA                                               1,958     35,668        0.0%
    De' Longhi SpA                                              7,296    168,434        0.2%
    DiaSorin SpA                                                3,275    191,445        0.2%
    FinecoBank Banca Fineco SpA                                31,378    252,772        0.2%
#   Gruppo MutuiOnline SpA                                      1,552     12,928        0.0%
    Industria Macchine Automatiche SpA                          2,491    145,402        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
ITALY -- (Continued)
    Interpump Group SpA                                        7,105 $  102,533        0.1%
*   Juventus Football Club SpA                                44,082     12,925        0.0%
    La Doria SpA                                               2,347     34,199        0.0%
#*  Maire Tecnimont SpA                                       14,631     44,540        0.1%
    MARR SpA                                                   5,424    110,492        0.1%
    Mediaset SpA                                              14,328     64,729        0.1%
    Moleskine SpA                                              5,735     13,228        0.0%
    Moncler SpA                                               20,863    339,102        0.3%
    Piaggio & C SpA                                           13,772     30,610        0.0%
    Prysmian SpA                                              12,208    288,827        0.3%
#   Recordati SpA                                             13,988    355,938        0.3%
    Reply SpA                                                    688     97,972        0.1%
#*  Rizzoli Corriere Della Sera Mediagroup SpA                16,150     10,425        0.0%
    Salini Impregilo SpA                                      15,710     68,903        0.1%
#   Salvatore Ferragamo SpA                                    7,532    174,579        0.2%
*   Sogefi SpA                                                 8,295     15,171        0.0%
*   Yoox Net-A-Porter Group SpA                                5,014    147,115        0.1%
    Zignago Vetro SpA                                          1,559     10,333        0.0%
                                                                     ----------        ---
TOTAL ITALY                                                           4,302,259        4.0%
                                                                     ----------        ---
JAPAN -- (20.9%)
    Accordia Golf Co., Ltd.                                    9,600     91,130        0.1%
    Adastria Co., Ltd.                                         3,800    125,935        0.1%
    Advan Co., Ltd.                                            2,500     23,972        0.0%
    Aeon Delight Co., Ltd.                                     2,600     71,787        0.1%
#   Aeon Fantasy Co., Ltd.                                       500     11,024        0.0%
    Ai Holdings Corp.                                          5,400    154,307        0.2%
    Aica Kogyo Co., Ltd.                                       6,400    142,819        0.1%
    Ain Holdings, Inc.                                         2,500    121,445        0.1%
    Alinco, Inc.                                               1,100     10,378        0.0%
    Altech Corp.                                               1,000     19,653        0.0%
    Amano Corp.                                                6,600    107,971        0.1%
    Amiyaki Tei Co., Ltd.                                        300     11,816        0.0%
#   Amuse, Inc.                                                2,600     53,298        0.1%
    Anest Iwata Corp.                                          3,900     40,909        0.0%
#   Anicom Holdings, Inc.                                      2,200     51,627        0.1%
    Anritsu Corp.                                              3,600     21,412        0.0%
    Arcland Service Co., Ltd.                                  1,400     39,218        0.0%
    Artnature, Inc.                                            1,400     11,608        0.0%
    Asahi Co., Ltd.                                            1,700     25,215        0.0%
    Asahi Holdings, Inc.                                       3,100     41,663        0.0%
#   Asanuma Corp.                                              8,000     18,351        0.0%
    ASKUL Corp.                                                2,800    110,093        0.1%
    Ateam, Inc.                                                  400      5,752        0.0%
#   Atom Corp.                                                10,300     62,688        0.1%
    Avex Group Holdings, Inc.                                  6,000     75,205        0.1%
    Axial Retailing, Inc.                                      1,800     57,390        0.1%
    Belc Co., Ltd.                                             1,000     39,779        0.0%
#   Benefit One, Inc.                                          1,800     40,816        0.0%
    Bic Camera, Inc.                                          10,400    101,298        0.1%
    Biofermin Pharmaceutical Co., Ltd.                           400     12,657        0.0%
    BML, Inc.                                                  1,200     51,146        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    BP Castrol KK                                              1,200 $ 14,209        0.0%
    Broadleaf Co., Ltd.                                        3,300   32,611        0.0%
    BRONCO BILLY Co., Ltd.                                     1,400   38,961        0.0%
    Bunka Shutter Co., Ltd.                                    8,000   67,429        0.1%
    C Uyemura & Co., Ltd.                                        500   21,448        0.0%
    Calsonic Kansei Corp.                                     12,000   81,961        0.1%
#   Can Do Co., Ltd.                                           1,100   16,541        0.0%
    Canon Electronics, Inc.                                    1,200   17,332        0.0%
    Capcom Co., Ltd.                                           6,300  145,123        0.1%
    Central Sports Co., Ltd.                                     900   19,061        0.0%
    Chimney Co., Ltd.                                          1,500   40,394        0.0%
    Ci:z Holdings Co., Ltd.                                    3,600   73,291        0.1%
    CKD Corp.                                                  7,100   57,693        0.1%
    Clarion Co., Ltd.                                         14,000   42,459        0.0%
    CMIC Holdings Co., Ltd.                                      600    8,860        0.0%
    Cocokara fine, Inc.                                        1,700   75,728        0.1%
    COLOPL, Inc.                                               5,200  102,720        0.1%
#   Colowide Co., Ltd.                                         7,600  123,798        0.1%
    Computer Engineering & Consulting, Ltd.                    1,000   14,491        0.0%
    CONEXIO Corp.                                              3,900   44,270        0.1%
#   COOKPAD, Inc.                                              6,300   90,093        0.1%
    Create Restaurants Holdings, Inc.                          4,800   43,922        0.1%
    Create SD Holdings Co., Ltd.                               3,800   91,121        0.1%
    Cresco., Ltd.                                                700   11,216        0.0%
*   CROOZ, Inc.                                                  700   14,421        0.0%
    DA Consortium, Inc.                                        3,300   24,632        0.0%
#   Dai Nippon Toryo Co., Ltd.                                14,000   24,480        0.0%
    Daido Metal Co., Ltd.                                      3,500   25,713        0.0%
    Daifuku Co., Ltd.                                         11,400  203,887        0.2%
    Daihen Corp.                                              12,000   59,780        0.1%
    Daiho Corp.                                                9,000   38,159        0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                       200    5,439        0.0%
    Daiichikosho Co., Ltd.                                     4,800  201,224        0.2%
#   Daiken Medical Co., Ltd.                                     800    6,437        0.0%
    Daikokutenbussan Co., Ltd.                                   700   31,461        0.0%
    Daikyonishikawa Corp.                                      1,600   22,049        0.0%
#   Daio Paper Corp.                                           9,000   88,759        0.1%
    Daiseki Co., Ltd.                                          2,500   46,355        0.1%
    Daito Pharmaceutical Co., Ltd.                             1,100   28,856        0.0%
    Dena Co., Ltd.                                             1,500   25,244        0.0%
    Denka Co., Ltd.                                           35,000  147,335        0.1%
    Descente, Ltd.                                             5,300   73,719        0.1%
    Digital Arts, Inc.                                         2,100   41,560        0.0%
#   Digital Garage, Inc.                                       5,300  106,134        0.1%
    Dip Corp.                                                  3,300   77,796        0.1%
#   DMG Mori Co., Ltd.                                        11,600  130,146        0.1%
    Dowa Holdings Co., Ltd.                                   17,000  106,513        0.1%
    DTS Corp.                                                  2,400   47,500        0.1%
    Dydo Drinco, Inc.                                            300   15,151        0.0%
    Eagle Industry Co., Ltd.                                   3,000   39,442        0.0%
    eGuarantee, Inc.                                             600   13,013        0.0%
    Elecom Co., Ltd.                                           3,500   58,718        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Elematec Corp.                                             1,000 $ 17,124        0.0%
    en-japan, Inc.                                             2,800   44,891        0.1%
    Enplas Corp.                                               1,300   36,758        0.0%
    EPS Holdings, Inc.                                         2,900   36,322        0.0%
#   F@N Communications, Inc.                                   4,600   32,276        0.0%
    FCC Co., Ltd.                                              3,200   53,491        0.1%
#*  FDK Corp.                                                 17,000   14,307        0.0%
    Fields Corp.                                               1,800   26,798        0.0%
#   Financial Products Group Co., Ltd.                         8,100   96,702        0.1%
    FINDEX, Inc.                                                 900   11,105        0.0%
    Foster Electric Co., Ltd.                                  2,600   54,100        0.1%
    FP Corp.                                                   3,100  137,117        0.1%
    France Bed Holdings Co., Ltd.                              2,700   24,867        0.0%
#   Fudo Tetra Corp.                                          25,500   31,346        0.0%
    Fuji Co., Ltd.                                             1,900   42,273        0.0%
#   Fuji Kyuko Co., Ltd.                                       7,000   93,569        0.1%
    Fuji Oil Holdings, Inc.                                    4,400   81,848        0.1%
    Fuji Pharma Co., Ltd.                                        700   12,339        0.0%
    Fuji Seal International, Inc.                              3,000  102,055        0.1%
    Fujibo Holdings, Inc.                                     15,000   29,161        0.0%
    Fujimori Kogyo Co., Ltd.                                   1,300   30,136        0.0%
    Fujitec Co., Ltd.                                          9,400   92,948        0.1%
    Fujitsu General, Ltd.                                      8,000  138,312        0.1%
*   Fujiya Co., Ltd.                                          11,000   19,961        0.0%
    Fukuda Corp.                                               2,000   21,880        0.0%
    Fukuda Denshi Co., Ltd.                                      900   49,140        0.1%
    Fukushima Industries Corp.                                 1,400   31,025        0.0%
    FULLCAST Holdings Co., Ltd..                               5,400   35,834        0.0%
    Funai Soken Holdings, Inc.                                 3,820   57,956        0.1%
#   Furukawa Battery Co., Ltd. (The)                           4,000   24,459        0.0%
    Furukawa Co., Ltd.                                        18,000   26,039        0.0%
    Fuso Chemical Co., Ltd.                                    1,500   23,035        0.0%
    Future Corp.                                               1,700   11,467        0.0%
    GCA Savvian Corp.                                          1,000    9,240        0.0%
    Gecoss Corp.                                                 700    7,135        0.0%
#   Genky Stores, Inc.                                           600   18,708        0.0%
#   Geo Holdings Corp.                                         5,000   82,574        0.1%
    Giken, Ltd.                                                1,000   17,642        0.0%
    GLOBERIDE, Inc.                                            2,100   26,247        0.0%
    Glory, Ltd.                                                1,900   62,227        0.1%
    GMO internet, Inc.                                         9,800  115,067        0.1%
    GMO Payment Gateway, Inc.                                  2,400  153,359        0.2%
    Gree, Inc.                                                11,500   64,450        0.1%
    GS Yuasa Corp.                                            35,000  143,471        0.1%
#   Gulliver International Co., Ltd.                           8,500   83,552        0.1%
    Gurunavi, Inc.                                             2,800   66,261        0.1%
    Halows Co., Ltd.                                             600   12,605        0.0%
#   Hamakyorex Co., Ltd.                                       1,500   26,883        0.0%
    Hard Off Corp. Co., Ltd.                                   1,000   13,663        0.0%
#   Harmonic Drive Systems, Inc.                               3,300   73,919        0.1%
    Hazama Ando Corp.                                         22,100  107,805        0.1%
    Heiwa Corp.                                                5,800  121,833        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Heiwado Co., Ltd.                                          4,300 $ 88,157        0.1%
    Hiday Hidaka Corp.                                         2,040   48,237        0.1%
    Hioki EE Corp.                                               600   12,739        0.0%
#   Hiramatsu, Inc.                                            2,000   12,833        0.0%
#   HIS Co., Ltd.                                              4,900  121,023        0.1%
    Hitachi Kokusai Electric, Inc.                             8,000   83,856        0.1%
    Hitachi Transport System, Ltd.                             5,400   90,496        0.1%
#   Hochiki Corp.                                              3,000   33,173        0.0%
    Hokuetsu Industries Co., Ltd.                              3,000   18,288        0.0%
    Hokuto Corp.                                               2,400   46,797        0.1%
    Horiba, Ltd.                                               4,600  173,623        0.2%
    I-Net Corp.                                                1,400   14,674        0.0%
    Ichibanya Co., Ltd.                                          182   11,509        0.0%
#   Ichikoh Industries, Ltd.                                   7,000   15,601        0.0%
    Ichinen Holdings Co., Ltd.                                 1,400   12,437        0.0%
    Iino Kaiun Kaisha, Ltd.                                    2,400    9,340        0.0%
    Infocom Corp.                                              2,500   38,519        0.0%
    Infomart Corp.                                             4,500   40,294        0.0%
    Information Services International-Dentsu, Ltd.            1,800   33,004        0.0%
    Intage Holdings, Inc.                                      1,900   24,211        0.0%
    Internet Initiative Japan, Inc.                            3,600   70,517        0.1%
    Iriso Electronics Co., Ltd.                                1,100   52,383        0.1%
    IT Holdings Corp.                                          7,700  181,964        0.2%
    Itochu Enex Co., Ltd.                                      4,900   40,116        0.0%
#*  Itoham Yonekyu Holdings, Inc.                              4,037   30,695        0.0%
    Iwatani Corp.                                             22,000  129,234        0.1%
    Jafco Co., Ltd.                                              200    5,533        0.0%
    Jalux, Inc.                                                1,300   24,744        0.0%
    Jamco Corp.                                                1,600   40,940        0.0%
    Japan Aviation Electronics Industry, Ltd.                  7,000   93,442        0.1%
#   Japan Material Co., Ltd.                                   1,400   33,504        0.0%
#   Japan Medical Dynamic Marketing, Inc.                      4,300   26,548        0.0%
    Japan Property Management Center Co., Ltd.                 1,100   15,844        0.0%
    Japan Steel Works, Ltd. (The)                             17,000   65,861        0.1%
    JCU Corp.                                                    300    9,423        0.0%
    Jeol, Ltd.                                                13,000   58,744        0.1%
#   Jin Co., Ltd.                                              1,100   40,576        0.0%
#   JP-Holdings, Inc.                                          6,100   22,267        0.0%
    JSP Corp.                                                    600   10,327        0.0%
    Juki Corp.                                                 2,999   26,386        0.0%
    Justsystems Corp.                                          5,800   46,980        0.1%
#   K's Holdings Corp.                                         5,100  171,404        0.2%
    kabu.com Securities Co., Ltd.                             25,100   80,255        0.1%
#   Kakiyasu Honten Co., Ltd.                                  1,500   26,271        0.0%
    Kameda Seika Co., Ltd.                                     1,800   72,501        0.1%
    Kanamoto Co., Ltd.                                         3,000   77,116        0.1%
    Kanematsu Electronics, Ltd.                                1,500   26,008        0.0%
    Kanto Denka Kogyo Co., Ltd.                                6,000   43,477        0.1%
#   Kappa Create Co., Ltd.                                     2,100   24,345        0.0%
    Kasai Kogyo Co., Ltd.                                      3,600   34,518        0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.            300    5,462        0.0%
#   Kenko Mayonnaise Co., Ltd.                                 1,500   31,505        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    KFC Holdings Japan, Ltd.                                     600 $ 10,797        0.0%
*   Kintetsu Department Store Co., Ltd.                        8,000   22,162        0.0%
    Kinugawa Rubber Industrial Co., Ltd.                       5,000   34,814        0.0%
    Kito Corp.                                                 3,000   20,679        0.0%
#*  KLab, Inc.                                                 4,700   25,215        0.0%
*   KNT-CT Holdings Co., Ltd.                                 23,000   33,818        0.0%
#   Kobe Bussan Co., Ltd.                                      1,600   34,557        0.0%
    Kobelco Eco-Solutions Co., Ltd.                            3,000   11,960        0.0%
#   Kokusai Co., Ltd.                                          1,000   11,550        0.0%
    Komehyo Co., Ltd.                                            500    6,329        0.0%
    Komeri Co., Ltd.                                           3,100   77,738        0.1%
    Kondotec, Inc.                                             2,900   23,432        0.0%
    Konishi Co., Ltd.                                          1,400   17,571        0.0%
    Koshidaka Holdings Co., Ltd.                               1,100   21,630        0.0%
    Kotobuki Spirits Co., Ltd.                                 3,900   75,886        0.1%
#   Kourakuen Holdings Corp.                                   2,000   27,622        0.0%
    KRS Corp.                                                    500   12,414        0.0%
    Kumagai Gumi Co., Ltd.                                    53,000  143,384        0.1%
#   Kura Corp.                                                 1,400   60,167        0.1%
    Kusuri No Aoki Co., Ltd.                                   2,000  105,398        0.1%
    Kyokuto Securities Co., Ltd.                               2,500   28,954        0.0%
    Kyokuyo Co., Ltd.                                          7,000   16,769        0.0%
    Kyoritsu Maintenance Co., Ltd.                             1,560  118,636        0.1%
#   Kyudenko Corp.                                             5,000  126,970        0.1%
#   LAC Co., Ltd.                                                800    7,964        0.0%
*   Laox Co., Ltd.                                            18,000   18,641        0.0%
    Lasertec Corp.                                             2,600   33,803        0.0%
    Leopalace21 Corp.                                         31,200  187,216        0.2%
    Life Corp.                                                 2,800   74,841        0.1%
#   Link And Motivation, Inc.                                 13,100   16,847        0.0%
    Maeda Kosen Co., Ltd.                                      1,300   13,623        0.0%
    Maeda Road Construction Co., Ltd.                          7,000  127,528        0.1%
    Mandom Corp.                                                 400   18,104        0.0%
#   Mani, Inc.                                                 3,000   49,276        0.1%
    Maruha Nichiro Corp.                                       4,700  104,893        0.1%
#   Marvelous, Inc.                                            4,000   32,505        0.0%
    Matsui Securities Co., Ltd.                                6,900   59,466        0.1%
#   Matsuya Co., Ltd.                                          4,100   32,219        0.0%
    Matsuya Foods Co., Ltd.                                    1,200   31,004        0.0%
    MEC Co., Ltd.                                              2,800   19,817        0.0%
    Medical System Network Co., Ltd.                           1,900   10,995        0.0%
    Megmilk Snow Brand Co., Ltd.                               4,600  106,595        0.1%
    Meidensha Corp.                                           23,000   96,048        0.1%
    Meiji Shipping Co., Ltd.                                   5,700   19,154        0.0%
    Meiko Network Japan Co., Ltd.                              2,100   23,161        0.0%
    Meitec Corp.                                               3,800  131,814        0.1%
    Micronics Japan Co., Ltd.                                  3,800   33,802        0.0%
    Mie Kotsu Group Holdings, Inc.                             6,300   32,763        0.0%
    Milbon Co., Ltd.                                           1,280   56,098        0.1%
    Ministop Co., Ltd.                                           900   14,528        0.0%
    Miroku Jyoho Service Co., Ltd.                               800    7,919        0.0%
    Mitani Sekisan Co., Ltd.                                     700   10,840        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Mitsuba Corp.                                              3,400 $ 48,675        0.1%
    Mitsubishi Pencil Co., Ltd.                                2,300  109,555        0.1%
    Mitsubishi Research Institute, Inc.                        1,100   34,836        0.0%
    Mitsubishi Shokuhin Co., Ltd.                                700   18,067        0.0%
    Mochida Pharmaceutical Co., Ltd.                             900   66,931        0.1%
    Monogatari Corp. (The)                                       300   14,160        0.0%
#   MORESCO Corp.                                              1,000   10,673        0.0%
    Morinaga & Co., Ltd.                                      24,000  114,923        0.1%
    Morinaga Milk Industry Co., Ltd.                          16,000   83,898        0.1%
    Morita Holdings Corp.                                      2,800   33,378        0.0%
#   MTI, Ltd.                                                  4,000   28,021        0.0%
    Musashi Seimitsu Industry Co., Ltd.                        2,300   43,903        0.1%
    Nachi-Fujikoshi Corp.                                     19,000   61,214        0.1%
    Nagawa Co., Ltd.                                           1,100   28,506        0.0%
    Nakanishi, Inc.                                            3,300  108,155        0.1%
    Natori Co., Ltd.                                             600    9,241        0.0%
    NEC Networks & System Integration Corp.                    2,100   32,568        0.0%
*   New Japan Radio Co., Ltd.                                  4,000   15,230        0.0%
#   Next Co., Ltd.                                             6,100   68,212        0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                         5,700  135,531        0.1%
    Nichias Corp.                                             11,000   71,253        0.1%
    Nichirei Corp.                                            29,000  252,422        0.2%
#   Nifco, Inc.                                                4,900  233,894        0.2%
#   Nihon Chouzai Co., Ltd.                                    1,200   39,493        0.0%
    Nihon House Holdings Co., Ltd.                             7,400   24,942        0.0%
    Nihon Kohden Corp.                                         9,400  234,027        0.2%
    Nihon M&A Center, Inc.                                     4,000  230,360        0.2%
#   Nihon Nohyaku Co., Ltd.                                    6,200   32,429        0.0%
    Nihon Parkerizing Co., Ltd.                                2,900   25,579        0.0%
#   Nihon Unisys, Ltd.                                         9,100  111,438        0.1%
#   Nikkiso Co., Ltd.                                          1,200    9,242        0.0%
    Nippon Air Conditioning Services Co., Ltd.                 3,200   15,400        0.0%
    Nippon Chemiphar Co., Ltd.                                 5,000   21,959        0.0%
    Nippon Gas Co., Ltd.                                       4,700  109,410        0.1%
    Nippon Kanzai Co., Ltd.                                    1,400   21,420        0.0%
    Nippon Kayaku Co., Ltd.                                    8,000   85,889        0.1%
#   Nippon Parking Development Co., Ltd.                      35,900   39,812        0.0%
    Nippon Suisan Kaisha, Ltd.                                33,600  185,712        0.2%
    Nipro Corp.                                               15,100  147,096        0.1%
    Nishio Rent All Co., Ltd.                                  1,500   39,446        0.0%
#   Nissei ASB Machine Co., Ltd.                                 800   15,124        0.0%
    Nissei Build Kogyo Co., Ltd.                               6,000   22,409        0.0%
#   Nissha Printing Co., Ltd.                                  3,000   47,771        0.1%
    Nissin Electric Co., Ltd.                                  3,100   35,649        0.0%
    Nissin Kogyo Co., Ltd.                                     3,700   51,172        0.1%
*   Nitto Boseki Co., Ltd.                                    14,000   43,227        0.1%
    Nitto Kogyo Corp.                                          2,600   41,165        0.0%
    Nittoc Construction Co., Ltd.                              2,300    9,371        0.0%
    NOF Corp.                                                  9,000   70,842        0.1%
    Nohmi Bosai, Ltd.                                          3,000   42,007        0.0%
    Nojima Corp.                                               2,900   32,179        0.0%
#   Nomura Co., Ltd.                                           5,100   85,109        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    NS Solutions Corp.                                          4,200 $ 73,016        0.1%
    Nuflare Technology, Inc.                                      300   13,365        0.0%
    Obara Group, Inc.                                           1,700   62,198        0.1%
    Obayashi Road Corp.                                         2,000   14,292        0.0%
    Ohashi Technica, Inc.                                       1,000   10,962        0.0%
#   Ohsho Food Service Corp.                                    1,700   54,206        0.1%
    Okamoto Industries, Inc.                                    6,000   44,030        0.1%
    Oki Electric Industry Co., Ltd.                           109,000  152,570        0.2%
#   Okinawa Cellular Telephone Co.                              1,400   39,669        0.0%
#   OKUMA Corp.                                                18,000  140,430        0.1%
#   Ootoya Holdings Co., Ltd.                                     800   14,747        0.0%
    Open House Co., Ltd.                                        3,000   63,770        0.1%
#   OSG Corp.                                                   9,500  176,544        0.2%
    OSJB Holdings Corp.                                        12,500   29,006        0.0%
#   Outsourcing, Inc.                                           1,200   39,003        0.0%
    Pack Corp. (The)                                            1,500   35,294        0.0%
    Pal Co., Ltd.                                               1,700   41,282        0.0%
    Paramount Bed Holdings Co., Ltd.                              800   29,759        0.0%
#   Pasona Group, Inc.                                          2,300   14,040        0.0%
    PC Depot Corp.                                              3,500   37,978        0.0%
    Penta-Ocean Construction Co., Ltd.                         35,500  159,868        0.2%
    PIA Corp.                                                     600   11,198        0.0%
    Pilot Corp.                                                 4,100  162,511        0.2%
    Piolax, Inc.                                                  500   26,268        0.0%
#*  Pioneer Corp.                                              30,100   80,659        0.1%
#   Plenus Co., Ltd.                                            2,500   45,855        0.1%
    Pressance Corp.                                               800   28,082        0.0%
#   Prestige International, Inc.                                3,300   38,049        0.0%
    Prima Meat Packers, Ltd.                                   24,000   66,092        0.1%
    Proto Corp.                                                   700    9,181        0.0%
    Qol Co., Ltd.                                               2,100   29,488        0.0%
    Raito Kogyo Co., Ltd.                                       5,300   56,166        0.1%
*   Rasa Industries, Ltd.                                      10,000    9,705        0.0%
#   Raysum Co., Ltd.                                            2,000   14,976        0.0%
    Relo Holdings, Inc.                                         1,400  179,010        0.2%
    Renaissance, Inc.                                           1,100   12,135        0.0%
    Ringer Hut Co., Ltd.                                        2,200   45,869        0.1%
    Rohto Pharmaceutical Co., Ltd.                             11,500  195,747        0.2%
    Rokko Butter Co., Ltd.                                        900   14,547        0.0%
    Roland DG Corp.                                             1,500   29,783        0.0%
    Round One Corp.                                             7,400   43,431        0.1%
#   Royal Holdings Co., Ltd.                                    3,500   66,786        0.1%
#   S Foods, Inc.                                               1,700   40,469        0.0%
#   Sac's Bar Holdings, Inc.                                    2,600   33,001        0.0%
    Saizeriya Co., Ltd.                                         3,800   67,358        0.1%
    Sakai Moving Service Co., Ltd.                              1,600   38,783        0.0%
    Sakata INX Corp.                                            4,100   46,309        0.1%
    San-A Co., Ltd.                                             2,500  115,070        0.1%
#   Sanken Electric Co., Ltd.                                   8,000   26,522        0.0%
    Sankyu, Inc.                                               33,000  153,372        0.2%
#   Sanrio Co., Ltd.                                            6,100  119,930        0.1%
    Sanwa Holdings Corp.                                       24,400  189,318        0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
JAPAN -- (Continued)
    Sapporo Holdings, Ltd.                                     37,000 $199,789        0.2%
#   Sato Holdings Corp.                                         3,400   70,104        0.1%
#   SBS Holdings, Inc.                                          1,700   10,461        0.0%
#   SCREEN Holdings Co., Ltd.                                  25,000  192,881        0.2%
    Seikitokyu Kogyo Co., Ltd.                                  6,400   27,974        0.0%
    Seiko Holdings Corp.                                       19,000   71,165        0.1%
    Seiren Co., Ltd.                                            6,300   64,777        0.1%
#   Senko Co., Ltd.                                            11,000   70,370        0.1%
    Septeni Holdings Co., Ltd.                                  3,200   75,798        0.1%
    Seria Co., Ltd.                                             2,600  152,845        0.2%
    Shibuya Corp.                                               1,100   13,008        0.0%
    Shinnihon Corp.                                             6,000   27,667        0.0%
    Shinoken Group Co., Ltd.                                    2,300   45,992        0.1%
    Shinwa Co., Ltd.                                              400    5,106        0.0%
    Ship Healthcare Holdings, Inc.                              5,200  128,328        0.1%
    Shoei Co., Ltd.                                             1,200   18,164        0.0%
    Showa Sangyo Co., Ltd.                                      6,000   26,742        0.0%
#   Siix Corp.                                                  2,200   64,993        0.1%
    Sinko Industries, Ltd.                                      2,400   32,113        0.0%
    SKY Perfect JSAT Holdings, Inc.                             2,900   15,438        0.0%
    SMK Corp.                                                   4,000   16,309        0.0%
    SMS Co., Ltd.                                               2,200   40,821        0.0%
    Software Service, Inc.                                        300   11,587        0.0%
    Sogo Medical Co., Ltd.                                      1,200   34,799        0.0%
#   Sparx Group Co., Ltd.                                      16,500   31,676        0.0%
    SRA Holdings                                                  800   18,569        0.0%
    St Marc Holdings Co., Ltd.                                  2,400   64,924        0.1%
    Starts Corp., Inc.                                          3,800   78,968        0.1%
#   Stella Chemifa Corp.                                        1,100   22,221        0.0%
    Studio Alice Co., Ltd.                                      1,300   32,119        0.0%
    Sumco Corp.                                                21,800  138,052        0.1%
    Sumida Corp.                                                1,500    9,365        0.0%
    Sumitomo Densetsu Co., Ltd.                                   800    9,840        0.0%
#   Sumitomo Mitsui Construction Co., Ltd.                    118,900  103,017        0.1%
    Sumitomo Osaka Cement Co., Ltd.                            42,000  181,075        0.2%
    Sumitomo Real Estate Sales Co., Ltd.                        2,100   42,111        0.0%
#   Sun Frontier Fudousan Co., Ltd.                             1,900   17,568        0.0%
    Systena Corp.                                               3,300   49,523        0.1%
#   T-Gaia Corp.                                                4,800   58,298        0.1%
    Tabuchi Electric Co., Ltd.                                  3,800   16,466        0.0%
    Tadano, Ltd.                                               14,000  133,595        0.1%
    Taisei Lamick Co., Ltd.                                       600   15,671        0.0%
    Taiyo Holdings Co., Ltd.                                    1,900   63,090        0.1%
    Taiyo Yuden Co., Ltd.                                      13,600  135,715        0.1%
#   Takara Leben Co., Ltd.                                     12,100   76,976        0.1%
#   Takeuchi Manufacturing Co., Ltd.                            4,800   71,595        0.1%
    Tamron Co., Ltd.                                            1,900   30,714        0.0%
#   TASAKI & Co., Ltd.                                          2,500   35,273        0.0%
    Techno Medica Co., Ltd.                                       900   18,867        0.0%
    TechnoPro Holdings, Inc.                                    1,800   50,005        0.1%
#   Tobishima Corp.                                            29,600   48,640        0.1%
    Tocalo Co., Ltd.                                            1,600   28,781        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                                                OF NET
                                                              SHARES VALUE++   ASSETS**
                                                              ------ -------- ----------
JAPAN -- (Continued)
    Toei Animation Co., Ltd.                                     500 $ 22,324        0.0%
    Togami Electric Manufacturing Co., Ltd.                    5,000   19,005        0.0%
#   Toho Titanium Co., Ltd.                                    3,300   21,940        0.0%
    Tokai Corp/Gifu                                            1,400   40,181        0.0%
    TOKAI Holdings Corp.                                       8,100   45,393        0.1%
    Token Corp.                                                1,140   89,284        0.1%
*   Toko, Inc.                                                 4,000   15,017        0.0%
    Tokyo Dome Corp.                                          19,000   80,940        0.1%
#   Tokyo Individualized Educational Institute, Inc.           3,400   21,929        0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                        15,000   20,574        0.0%
    Tokyo Seimitsu Co., Ltd.                                   3,700   76,730        0.1%
#   Tokyo Steel Manufacturing Co., Ltd.                       10,900   67,139        0.1%
    Tokyu Construction Co., Ltd.                               8,400   68,898        0.1%
    Tomy Co., Ltd.                                            10,700   75,375        0.1%
    Topcon Corp.                                              12,100  148,946        0.1%
    Topre Corp.                                                3,500   68,907        0.1%
    Toridoll.corp                                              2,300   39,968        0.0%
    Toshiba TEC Corp.                                         15,000   56,654        0.1%
    Tosho Co., Ltd.                                              800   29,365        0.0%
    Totetsu Kogyo Co., Ltd.                                    3,500  101,961        0.1%
    Tow Co., Ltd.                                              2,400   15,005        0.0%
    Towa Pharmaceutical Co., Ltd.                              1,100   50,551        0.1%
    Toyo Construction Co., Ltd.                                7,600   32,498        0.0%
    Toyo Tire & Rubber Co., Ltd.                              10,900  163,017        0.2%
    Toyobo Co., Ltd.                                          91,000  154,641        0.2%
    TPR Co., Ltd.                                              2,800   70,563        0.1%
    Trancom Co., Ltd.                                          1,000   59,304        0.1%
    TS Tech Co., Ltd.                                          5,300  121,047        0.1%
    Tsubakimoto Chain Co.                                     15,000   97,824        0.1%
    Tsukada Global Holdings, Inc.                              3,000   20,515        0.0%
    Tsukui Corp.                                               3,200   38,919        0.0%
    Tsumura & Co.                                              3,000   77,199        0.1%
    Ulvac, Inc.                                                5,300  162,507        0.2%
    United Arrows, Ltd.                                        2,900  116,528        0.1%
    United Super Markets Holdings, Inc.                        4,400   40,577        0.0%
    Unizo Holdings Co., Ltd.                                   1,300   55,049        0.1%
*   Usen Corp.                                                15,150   52,079        0.1%
#*  UT Group Co., Ltd.                                         2,900   11,463        0.0%
#   V Technology Co., Ltd.                                       400   16,589        0.0%
    Valor Holdings Co., Ltd.                                   3,900   93,973        0.1%
    VT Holdings Co., Ltd.                                     10,500   53,053        0.1%
#   Wacom Co., Ltd.                                           20,000   83,141        0.1%
#   Warabeya Nichiyo Co., Ltd.                                 1,700   31,791        0.0%
#   WATAMI Co., Ltd.                                           1,500   14,228        0.0%
    Weathernews, Inc.                                            600   21,060        0.0%
    Wellnet Corp.                                                800   26,795        0.0%
#   West Holdings Corp.                                        1,300    7,782        0.0%
    WIN-Partners Co., Ltd.                                     1,100   14,950        0.0%
    Wowow, Inc.                                                  800   17,122        0.0%
    Yahagi Construction Co., Ltd.                              2,700   19,208        0.0%
    Yamaichi Electronics Co., Ltd.                             1,200    5,959        0.0%
    Yamazen Corp.                                              4,800   37,518        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------ ----------- ----------
JAPAN -- (Continued)
    Yaoko Co., Ltd.                                            1,800 $    79,604        0.1%
#   Yomiuri Land Co., Ltd.                                     3,000      14,191        0.0%
    Yuasa Trading Co., Ltd.                                    1,499      33,687        0.0%
    Zenkoku Hosho Co., Ltd.                                    6,000     211,014        0.2%
    Zenrin Co., Ltd.                                           2,200      47,017        0.1%
    Zensho Holdings Co., Ltd.                                 11,900     151,307        0.2%
#   Zojirushi Corp.                                            3,000      44,749        0.1%
                                                                     -----------       ----
TOTAL JAPAN                                                           25,675,039       23.6%
                                                                     -----------       ----
NETHERLANDS -- (1.5%)
    Aalberts Industries NV                                    13,450     461,585        0.4%
    Accell Group                                               1,016      21,532        0.0%
    AMG Advanced Metallurgical Group NV                        1,976      21,540        0.0%
    Amsterdam Commodities NV                                   2,241      60,482        0.1%
    BE Semiconductor Industries NV                             3,788     114,107        0.1%
    Beter Bed Holding NV                                       2,278      55,321        0.1%
    Brunel International NV                                    1,480      33,360        0.0%
    Corbion NV                                                 7,514     191,930        0.2%
    IMCD Group NV                                                168       6,796        0.0%
    Kendrion NV                                                1,589      38,889        0.0%
    Koninklijke Vopak NV                                       8,125     441,750        0.4%
    Nederland Apparatenfabriek                                   477      16,650        0.0%
    Sligro Food Group NV                                       3,130     124,787        0.1%
#   TKH Group NV                                               4,908     194,043        0.2%
*   TomTom NV                                                  1,779      16,208        0.0%
    USG People NV                                              3,566      71,184        0.1%
                                                                     -----------       ----
TOTAL NETHERLANDS                                                      1,870,164        1.7%
                                                                     -----------       ----
NEW ZEALAND -- (1.2%)
#*  a2 Milk Co., Ltd.                                         86,157     105,971        0.1%
    EBOS Group, Ltd.                                           1,927      21,463        0.0%
#   Fisher & Paykel Healthcare Corp., Ltd.                    86,830     554,160        0.5%
    Freightways, Ltd.                                         21,627      99,861        0.1%
#   Mainfreight, Ltd.                                         10,881     124,459        0.1%
    NZX, Ltd.                                                 30,863      21,743        0.0%
    Port of Tauranga, Ltd.                                     3,361      43,911        0.1%
    Restaurant Brands New Zealand, Ltd.                        9,690      34,123        0.0%
    SKYCITY Entertainment Group, Ltd.                         81,949     279,580        0.3%
    Summerset Group Holdings, Ltd.                            10,912      33,795        0.0%
    Trade Me Group, Ltd.                                       7,754      24,660        0.0%
    Warehouse Group, Ltd. (The)                                3,001       5,777        0.0%
    Z Energy, Ltd.                                            15,943      87,181        0.1%
                                                                     -----------       ----
TOTAL NEW ZEALAND                                                      1,436,684        1.3%
                                                                     -----------       ----
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                            28,711      20,030        0.0%
    Austevoll Seafood ASA                                      7,397      62,231        0.1%
    Bakkafrost P/F                                             4,006     141,711        0.1%
    Borregaard ASA                                             8,596      64,338        0.1%
#*  Det Norske Oljeselskap ASA                                 8,745      77,805        0.1%
    Ekornes ASA                                                1,958      22,855        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
NORWAY -- (Continued)
    Frontline, Ltd.                                             2,442 $   20,251        0.0%
    Grieg Seafood ASA                                           2,031     10,036        0.0%
#*  Hexagon Composites ASA                                     10,728     32,770        0.0%
*   Kongsberg Automotive ASA                                   26,375     21,373        0.0%
#*  Nordic Semiconductor ASA                                   11,766     68,437        0.1%
#*  Norwegian Air Shuttle ASA                                   1,839     84,720        0.1%
#   Opera Software ASA                                          5,602     45,764        0.0%
    Protector Forsikring ASA                                    2,330     22,781        0.0%
    Salmar ASA                                                  2,503     62,191        0.1%
    Tomra Systems ASA                                          14,249    165,523        0.2%
    Veidekke ASA                                                8,895    122,041        0.1%
                                                                      ----------        ---
TOTAL NORWAY                                                           1,044,857        1.0%
                                                                      ----------        ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                              14,257     55,540        0.1%
    CTT-Correios de Portugal SA                                17,224    159,275        0.2%
#   Navigator Co SA (The)                                       4,076     14,545        0.0%
    NOS SGPS SA                                                20,994    150,525        0.1%
                                                                      ----------        ---
TOTAL PORTUGAL                                                           379,885        0.4%
                                                                      ----------        ---
SINGAPORE -- (0.9%)
*   Boustead Projects, Ltd.                                     9,510      4,544        0.0%
    Boustead Singapore, Ltd.                                   31,700     18,355        0.0%
    Breadtalk Group, Ltd.                                      10,600      8,623        0.0%
    CSE Global, Ltd.                                           16,000      5,099        0.0%
#   CWT, Ltd.                                                  26,000     39,981        0.1%
*   Ezion Holdings, Ltd.                                       56,380     22,930        0.0%
    First Resources, Ltd.                                      63,100     89,181        0.1%
    Innovalues, Ltd.                                           10,500      7,837        0.0%
    M1, Ltd.                                                   51,000     93,532        0.1%
    Mandarin Oriental International, Ltd.                         800      1,198        0.0%
*   Nam Cheong, Ltd.                                           80,000      5,336        0.0%
    Olam International, Ltd.                                    8,400     10,289        0.0%
    OSIM International, Ltd.                                   24,000     24,729        0.0%
    Oxley Holdings, Ltd.                                       21,900      7,150        0.0%
    Petra Foods, Ltd.                                          46,100     84,573        0.1%
    Q&M Dental Group Singapore, Ltd.                           40,500     20,435        0.0%
    QAF, Ltd.                                                   9,300      7,498        0.0%
    Raffles Medical Group, Ltd.                                19,400     67,714        0.1%
    Riverstone Holdings, Ltd.                                  29,200     21,146        0.0%
    SATS, Ltd.                                                 81,900    249,404        0.3%
    Sheng Siong Group, Ltd.                                    45,000     29,750        0.0%
    Singapore Post, Ltd.                                      211,500    246,347        0.2%
    Super Group, Ltd.                                          43,400     31,180        0.0%
                                                                      ----------        ---
TOTAL SINGAPORE                                                        1,096,831        1.0%
                                                                      ----------        ---
SPAIN -- (2.0%)
    Atresmedia Corp de Medios de Comunicacion SA                7,692    100,454        0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                       11,465    388,731        0.4%
    Cia de Distribucion Integral Logista Holdings SA            5,495    121,158        0.1%
    Cie Automotive SA                                           6,425    116,255        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                                                  OF NET
                                                              SHARES  VALUE++    ASSETS**
                                                              ------ ---------- ----------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA            86,347 $  480,466        0.4%
*   Fomento de Construcciones y Contratas SA                   5,523     48,078        0.1%
    Mediaset Espana Comunicacion SA                           22,852    297,553        0.3%
    Prosegur Cia de Seguridad SA                              36,188    209,630        0.2%
    Tecnicas Reunidas SA                                       3,953    133,250        0.1%
    Viscofan SA                                                4,280    240,442        0.2%
    Zardoya Otis SA                                           24,937    264,980        0.2%
                                                                     ----------        ---
TOTAL SPAIN                                                           2,400,997        2.2%
                                                                     ----------        ---
SWEDEN -- (3.0%)
    AAK AB                                                     2,541    192,178        0.2%
*   AddLife AB(BYZ0FM9)                                        1,954     24,701        0.0%
*   AddLife AB(BYSZWX1)                                          488      6,168        0.0%
    AddTech AB Class B                                         7,817     98,272        0.1%
    Avanza Bank Holding AB                                     2,967    116,671        0.1%
#   Axfood AB                                                  7,944    147,292        0.1%
    Betsson AB                                                11,534    156,121        0.2%
    Bilia AB Class A                                           5,295    126,817        0.1%
    BioGaia AB Class B                                         1,635     41,398        0.0%
    Byggmax Group AB                                           7,122     57,706        0.1%
    Clas Ohlson AB Class B                                     4,857     98,067        0.1%
    Concentric AB                                              4,270     48,400        0.1%
*   Doro AB                                                    3,437     31,260        0.0%
    Fagerhult AB                                                 598     13,942        0.0%
    Hexpol AB                                                 11,801    122,133        0.1%
    HIQ International AB                                       4,049     25,366        0.0%
#   Indutrade AB                                               4,319    242,337        0.2%
*   Infant Bacterial Therapeutics AB                             164      1,252        0.0%
    Intrum Justitia AB                                         9,784    351,700        0.3%
    ITAB Shop Concept AB Class B                               1,388     43,130        0.1%
#   JM AB                                                      8,640    249,935        0.2%
    Lagercrantz Group AB Class B                               8,502     78,596        0.1%
    Loomis AB Class B                                          5,560    154,441        0.2%
    Mycronic AB                                                9,499     74,286        0.1%
    NetEnt AB                                                  3,703    233,192        0.2%
    Nibe Industrier AB Class B                                 3,160    109,877        0.1%
    Nobia AB                                                  13,178    150,491        0.1%
*   Oriflame Holding AG                                          720     14,498        0.0%
    Proact IT Group AB                                         1,363     21,046        0.0%
*   RaySearch Laboratories AB                                  3,468     50,136        0.1%
#*  SAS AB                                                    11,076     31,737        0.0%
    Scandi Standard AB                                         2,868     20,273        0.0%
    Sectra AB Class B                                            444      6,112        0.0%
    Sweco AB Class B                                           9,301    144,107        0.1%
    Unibet Group P.L.C.                                       31,196    352,334        0.3%
    Vitrolife AB                                               1,270     62,285        0.1%
                                                                     ----------        ---
TOTAL SWEDEN                                                          3,698,257        3.4%
                                                                     ----------        ---
SWITZERLAND -- (4.8%)
*   AFG Arbonia-Forster Holding AG                             6,135     85,449        0.1%
    ams AG                                                     9,256    245,255        0.2%
    APG SGA SA                                                   186     78,066        0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                                                   OF NET
                                                              SHARES   VALUE++    ASSETS**
                                                              ------- ---------- ----------
SWITZERLAND -- (Continued)
    Ascom Holding AG                                            5,479 $   89,784        0.1%
    Autoneum Holding AG                                           405     96,727        0.1%
    Barry Callebaut AG                                             33     38,822        0.0%
    Belimo Holding AG                                              59    168,720        0.1%
#   Bossard Holding AG Class A                                    829     90,142        0.1%
    Bucher Industries AG                                          708    170,066        0.1%
    Burckhardt Compression Holding AG                             366    130,457        0.1%
    Burkhalter Holding AG                                         471     58,647        0.1%
    Calida Holding AG                                             540     18,581        0.0%
    Cembra Money Bank AG                                        2,733    187,519        0.2%
    Clariant AG                                                29,879    566,105        0.5%
    Coltene Holding AG                                            294     18,401        0.0%
*   Cosmo Pharmaceuticals SA                                      622    102,796        0.1%
    Daetwyler Holding AG                                          174     25,885        0.0%
    DKSH Holding AG                                             2,830    185,216        0.2%
    dorma+kaba Holding AG Class B                                 463    300,662        0.3%
    Feintool International Holding AG                             104     10,525        0.0%
    Forbo Holding AG                                               64     77,981        0.1%
    Gategroup Holding AG                                        3,677    202,781        0.2%
    Georg Fischer AG                                              538    437,407        0.4%
    Implenia AG                                                   793     52,944        0.0%
    Inficon Holding AG                                            308    101,763        0.1%
    Interroll Holding AG                                           78     69,283        0.1%
    Kardex AG                                                     822     66,344        0.1%
*   Kuoni Reisen Holding AG                                       164     63,083        0.1%
    LEM Holding SA                                                 97     86,988        0.1%
*   LifeWatch AG                                                  588      7,670        0.0%
    Logitech International SA                                  12,797    196,620        0.2%
    Mobilezone Holding AG                                       1,731     24,471        0.0%
    OC Oerlikon Corp. AG                                       14,487    140,149        0.1%
    Panalpina Welttransport Holding AG                          1,485    173,722        0.1%
    Rieter Holding AG                                             397     82,295        0.1%
    Schaffner Holding AG                                           87     19,052        0.0%
    Straumann Holding AG                                        1,463    507,932        0.5%
    Sunrise Communications Group AG                             2,993    183,315        0.2%
    Temenos Group AG                                            8,423    437,104        0.4%
    U-Blox AG                                                     777    154,516        0.1%
    VZ Holding AG                                                 276     85,877        0.1%
    Ypsomed Holding AG                                            348     51,902        0.0%
                                                                      ----------        ---
TOTAL SWITZERLAND                                                      5,891,024        5.4%
                                                                      ----------        ---
UNITED KINGDOM -- (15.0%)
    4imprint Group P.L.C.                                       2,544     48,999        0.0%
    888 Holdings P.L.C.                                        22,456     70,923        0.1%
    A.G. Barr P.L.C.                                           12,299    100,557        0.1%
    Ashmore Group P.L.C.                                       11,311     50,832        0.1%
    AVEVA Group P.L.C.                                          6,641    156,393        0.1%
    Avon Rubber P.L.C.                                          2,500     27,113        0.0%
    Berendsen P.L.C.                                           19,793    341,977        0.3%
    Booker Group P.L.C.                                       221,941    526,295        0.5%
    Brewin Dolphin Holdings P.L.C.                             14,116     56,579        0.1%
    British Polythene Industries P.L.C.                         2,094     21,431        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    Britvic P.L.C.                                             31,443 $323,936        0.3%
    Cable & Wireless Communications P.L.C.                     39,909   43,028        0.0%
    Card Factory P.L.C.                                        24,929  132,750        0.1%
*   Carpetright P.L.C.                                          8,124   36,035        0.0%
    Cineworld Group P.L.C.                                      7,817   59,194        0.1%
    Computacenter P.L.C.                                        7,825   95,453        0.1%
    Connect Group P.L.C.                                       26,764   60,567        0.1%
    Costain Group P.L.C.                                        8,224   37,792        0.0%
    Daily Mail & General Trust P.L.C.                          36,576  373,708        0.3%
    Dairy Crest Group P.L.C.                                   17,390  143,589        0.1%
    Dechra Pharmaceuticals P.L.C.                               4,369   70,675        0.1%
    Devro P.L.C.                                               19,310   78,763        0.1%
    Dignity P.L.C.                                              6,156  219,921        0.2%
    Diploma P.L.C.                                             14,294  152,952        0.1%
    Domino's Pizza Group P.L.C.                                21,204  285,080        0.3%
    DS Smith P.L.C.                                            82,233  458,637        0.4%
    Dunelm Group P.L.C.                                        11,358  146,663        0.1%
    E2V Technologies P.L.C.                                    15,158   47,155        0.0%
    Electrocomponents P.L.C.                                   21,178   79,958        0.1%
*   Energy Assets Group P.L.C.                                    462    4,628        0.0%
    Essentra P.L.C.                                            18,272  217,305        0.2%
    esure Group P.L.C.                                         27,421  107,690        0.1%
    Euromoney Institutional Investor P.L.C.                     4,727   66,526        0.1%
    FDM Group Holdings P.L.C.                                   6,403   51,800        0.1%
    Fidessa Group P.L.C.                                        5,156  179,752        0.2%
    Foxtons Group P.L.C.                                       19,863   41,928        0.0%
    G4S P.L.C.                                                130,678  360,347        0.3%
    Go-Ahead Group P.L.C.                                       5,772  216,170        0.2%
    Greencore Group P.L.C.                                     55,759  294,251        0.3%
    Greggs P.L.C.                                              12,442  188,195        0.2%
    GVC Holdings P.L.C.                                        12,167   96,324        0.1%
    Halma P.L.C.                                               50,035  652,999        0.6%
    Hays P.L.C.                                               174,680  327,730        0.3%
    Henderson Group P.L.C.                                     11,597   43,415        0.0%
    Hill & Smith Holdings P.L.C.                                9,695  132,279        0.1%
    Hilton Food Group P.L.C.                                    1,961   16,145        0.0%
    HomeServe P.L.C.                                           37,142  225,085        0.2%
    Howden Joinery Group P.L.C.                                84,769  613,185        0.6%
    ICAP P.L.C.                                                59,347  406,868        0.4%
    IG Group Holdings P.L.C.                                   48,431  547,954        0.5%
    IMI P.L.C.                                                 31,851  435,876        0.4%
    ITE Group P.L.C.                                           38,876   88,064        0.1%
    J D Wetherspoon P.L.C.                                     10,600  102,725        0.1%
    James Fisher & Sons P.L.C.                                  3,628   74,992        0.1%
    Jardine Lloyd Thompson Group P.L.C.                        16,762  212,246        0.2%
    JD Sports Fashion P.L.C.                                    7,794  142,417        0.1%
    John Menzies P.L.C.                                         8,444   61,408        0.1%
    Jupiter Fund Management P.L.C.                             46,227  284,983        0.3%
*   KAZ Minerals P.L.C.                                        20,175   50,580        0.0%
    KCOM Group P.L.C.                                          77,811  117,639        0.1%
    Kier Group P.L.C.                                             233    4,057        0.0%
    Ladbrokes P.L.C.                                           92,986  159,536        0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                                                 OF NET
                                                              SHARES  VALUE++   ASSETS**
                                                              ------- -------- ----------
UNITED KINGDOM -- (Continued)
    LSL Property Services P.L.C.                                5,711 $ 24,606        0.0%
    Marshalls P.L.C.                                           19,058   89,403        0.1%
    McBride P.L.C.                                             32,642   74,089        0.1%
    Michael Page International P.L.C.                          35,512  211,380        0.2%
    Micro Focus International P.L.C.                            7,971  178,284        0.2%
    Mitie Group P.L.C.                                          6,321   25,103        0.0%
    Moneysupermarket.com Group P.L.C.                          56,928  261,506        0.2%
    Morgan Advanced Materials P.L.C.                           41,824  144,395        0.1%
*   Mothercare P.L.C.                                           7,816   13,933        0.0%
    NCC Group P.L.C.                                            3,465   13,228        0.0%
#*  Ocado Group P.L.C.                                         47,226  204,363        0.2%
    OneSavings Bank P.L.C.                                      4,812   20,165        0.0%
    PayPoint P.L.C.                                             7,167   88,318        0.1%
    Photo-Me International P.L.C.                              20,411   49,744        0.0%
    Premier Farnell P.L.C.                                     54,733   97,136        0.1%
    PZ Cussons P.L.C.                                           3,886   18,314        0.0%
    QinetiQ Group P.L.C.                                       75,249  246,447        0.2%
    Rank Group P.L.C.                                          16,061   56,582        0.1%
    Rathbone Brothers P.L.C.                                    3,856  114,676        0.1%
    Regus P.L.C.                                               87,328  373,651        0.3%
    Renishaw P.L.C.                                             4,068  112,688        0.1%
    Rentokil Initial P.L.C.                                   241,023  621,109        0.6%
    Restaurant Group P.L.C. (The)                              25,094  100,977        0.1%
    Ricardo P.L.C.                                              6,234   73,976        0.1%
    Rightmove P.L.C.                                           11,287  637,887        0.6%
    Robert Walters P.L.C.                                       1,516    7,377        0.0%
    Rotork P.L.C.                                             105,280  288,018        0.3%
    RPC Group P.L.C.                                            2,340   24,971        0.0%
    Savills P.L.C.                                             14,308  155,190        0.1%
    Senior P.L.C.                                              28,247   90,102        0.1%
    Servelec Group P.L.C.                                       3,605   20,009        0.0%
*   Skyepharma P.L.C.                                           7,750   53,101        0.1%
    Spirax-Sarco Engineering P.L.C.                             9,685  483,881        0.4%
    SSP Group P.L.C.                                           31,466  132,354        0.1%
    Stagecoach Group P.L.C.                                    51,434  193,669        0.2%
    Sthree P.L.C.                                              14,607   72,620        0.1%
    SuperGroup P.L.C.                                           4,294   76,555        0.1%
    Synthomer P.L.C.                                           33,453  170,410        0.2%
#   TalkTalk Telecom Group P.L.C.                              62,051  242,934        0.2%
    Tarsus Group P.L.C.                                         3,142   12,103        0.0%
    Ted Baker P.L.C.                                            3,910  136,242        0.1%
    Telecom Plus P.L.C.                                         7,267   98,990        0.1%
*   Thomas Cook Group P.L.C.                                  175,693  227,166        0.2%
    Topps Tiles P.L.C.                                         21,718   43,149        0.0%
    UDG Healthcare P.L.C.                                       1,173   10,505        0.0%
    Victrex P.L.C.                                             10,908  223,652        0.2%
    WH Smith P.L.C.                                            14,735  360,978        0.3%
    William Hill P.L.C.                                        59,196  271,018        0.3%
    WS Atkins P.L.C.                                           12,872  251,175        0.2%
    Xaar P.L.C.                                                 2,702   19,138        0.0%
    XP Power, Ltd.                                                787   19,314        0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                 SHARES     VALUE++     ASSETS**
                                                                --------- ------------ ----------
UNITED KINGDOM -- (Continued)
      Zoopla Property Group P.L.C.                                 17,947 $     77,405        0.1%
                                                                          ------------      -----
TOTAL UNITED KINGDOM                                                        18,386,040       16.9%
                                                                          ------------      -----
TOTAL COMMON STOCKS                                                        107,250,046       98.6%
                                                                          ------------      -----
PREFERRED STOCKS -- (0.6%)

GERMANY -- (0.6%)
      Fuchs Petrolub SE                                             8,841      378,578        0.4%
      Jungheinrich AG                                               1,215      114,630        0.1%
      Sartorius AG                                                    961      237,484        0.2%
      Sixt SE                                                         604       26,456        0.0%
      Villeroy & Boch AG                                            1,484       23,072        0.0%
                                                                          ------------      -----
TOTAL GERMANY                                                                  780,220        0.7%
                                                                          ------------      -----
UNITED KINGDOM -- (0.0%)
*     McBride                                                     391,704          573        0.0%
                                                                          ------------      -----
TOTAL PREFERRED STOCKS                                                         780,793        0.7%
                                                                          ------------      -----
RIGHTS/WARRANTS -- (0.0%)

SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 4/24/20                        11,276        1,342        0.0%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                108,032,181
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (12.1%)
(S)@  DFA Short Term Investment Fund                            1,282,040   14,833,197       13.6%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $115,505,443)                         $122,865,378      112.9%
                                                                          ============      =====

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ---------- ------------  ------- ------------
 Common Stocks
    Australia                           -- $  7,875,323    --    $  7,875,323
    Austria                             --    1,092,541    --       1,092,541
    Belgium                             --    1,685,508    --       1,685,508
    Canada                      $8,723,168           --    --       8,723,168
    China                               --       38,260    --          38,260
    Denmark                             --    1,986,538    --       1,986,538
    Finland                             --    2,710,328    --       2,710,328
    France                              --    5,873,116    --       5,873,116
    Germany                             --    6,621,093    --       6,621,093
    Hong Kong                           --    3,210,693    --       3,210,693
    Ireland                             --      598,611    --         598,611
    Israel                              --      652,830    --         652,830
    Italy                               --    4,302,259    --       4,302,259
    Japan                           30,695   25,644,344    --      25,675,039
    Netherlands                         --    1,870,164    --       1,870,164
    New Zealand                         --    1,436,684    --       1,436,684
    Norway                              --    1,044,857    --       1,044,857
    Portugal                            --      379,885    --         379,885
    Singapore                           --    1,096,831    --       1,096,831
    Spain                               --    2,400,997    --       2,400,997
    Sweden                          32,121    3,666,136    --       3,698,257
    Switzerland                     63,083    5,827,941    --       5,891,024
    United Kingdom                      --   18,386,040    --      18,386,040
 Preferred Stocks
    Germany                             --      780,220    --         780,220
    United Kingdom                      --          573    --             573
 Rights/Warrants
    Singapore                           --        1,342    --           1,342
 Securities Lending Collateral          --   14,833,197    --      14,833,197
 Forward Currency Contracts**           --          (49)   --             (49)
                                ---------- ------------    --    ------------
 TOTAL                          $8,849,067 $114,016,262    --    $122,865,329
                                ========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) This item is not applicable.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     -------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: June 22, 2016

By:  /s/ Gregory K. Hinkle
     -------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: June 22, 2016